================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                     DFA INVESTMENT DIMENSIONS GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2014 - APRIL 30, 2015

================================================================================

ITEM 1.REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   7
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  10
         U.S. Large Cap Equity Portfolio................................  13
         U.S. Large Cap Value Portfolio.................................  16
         U.S. Targeted Value Portfolio..................................  17
         U.S. Small Cap Value Portfolio.................................  20
         U.S. Core Equity 1 Portfolio...................................  23
         U.S. Core Equity 2 Portfolio...................................  26
         U.S. Vector Equity Portfolio...................................  29
         U.S. Small Cap Portfolio.......................................  32
         U.S. Micro Cap Portfolio.......................................  35
         DFA Real Estate Securities Portfolio...........................  38
         Large Cap International Portfolio..............................  40
         International Core Equity Portfolio............................  44
         International Small Company Portfolio..........................  49
         Japanese Small Company Portfolio...............................  50
         Asia Pacific Small Company Portfolio...........................  50
         United Kingdom Small Company Portfolio.........................  51
         Continental Small Company Portfolio............................  51
         DFA International Real Estate Securities Portfolio.............  52
         DFA Global Real Estate Securities Portfolio....................  56
         DFA International Small Cap Value Portfolio....................  58
         International Vector Equity Portfolio..........................  62
         World ex U.S. Value Portfolio..................................  66
         World ex U.S. Targeted Value Portfolio.........................  67
         World ex U.S. Core Equity Portfolio............................  68
         World Core Equity Portfolio....................................  75
         Selectively Hedged Global Equity Portfolio.....................  76
         Emerging Markets Portfolio.....................................  77
         Emerging Markets Small Cap Portfolio...........................  77
         Emerging Markets Value Portfolio...............................  77
         Emerging Markets Core Equity Portfolio.........................  78
     Statements of Assets and Liabilities...............................  83
     Statements of Operations...........................................  90
     Statements of Changes in Net Assets................................  97
     Financial Highlights............................................... 107
     Notes to Financial Statements...................................... 126

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  DFA Investment Dimensions Group Inc. - DFA Commodity Strategy
    Portfolio
     Consolidated Disclosure of Fund Expenses........................... 155
     Consolidated Disclosure of Portfolio Holdings...................... 156
     Consolidated Schedule of Investments............................... 157
     Consolidated Statement of Assets and Liabilities................... 162
     Consolidated Statement of Operations............................... 163
     Consolidated Statements of Changes in Net Assets................... 164
     Consolidated Financial Highlights.................................. 165
     Consolidated Notes to Financial Statements......................... 166
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................ 178
     Disclosure of Portfolio Holdings................................... 180
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 181
         U.S. Large Company Portfolio................................... 182
     Statements of Assets and Liabilities............................... 185
     Statements of Operations........................................... 186
     Statements of Changes in Net Assets................................ 187
     Financial Highlights............................................... 188
     Notes to Financial Statements...................................... 190
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................ 200
     Disclosure of Portfolio Holdings................................... 202
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 204
         The DFA International Value Series............................. 207
         The Japanese Small Company Series.............................. 211
         The Asia Pacific Small Company Series.......................... 214
         The United Kingdom Small Company Series........................ 216
         The Continental Small Company Series........................... 219
         The Canadian Small Company Series.............................. 223
         The Emerging Markets Series.................................... 226
         The Emerging Markets Small Cap Series.......................... 230
     Statements of Assets and Liabilities............................... 234
     Statements of Operations........................................... 236
     Statements of Changes in Net Assets................................ 238
     Financial Highlights............................................... 241
     Notes to Financial Statements...................................... 246

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  Dimensional Emerging Markets Value Fund
     Disclosure of Fund Expenses........................................ 255
     Disclosure of Portfolio Holdings................................... 256
     Summary Schedule of Portfolio Holdings............................. 257
     Statement of Assets and Liabilities................................ 261
     Statement of Operations............................................ 262
     Statements of Changes in Net Assets................................ 263
     Financial Highlights............................................... 264
     Notes to Financial Statements...................................... 265
  Voting Proxies on Fund Portfolio Securities........................... 271
  Board Approval of Investment Advisory Agreements...................... 272

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
CAD     Canadian Dollars
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2015
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/14  04/30/15    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,044.70    0.23%    $1.17
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.65    0.23%    $1.15

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,043.70    0.19%    $0.96
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.85    0.19%    $0.95

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/14  04/30/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,037.60    0.27%    $1.36
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,035.00    0.47%    $2.37
    Class R2 Shares................. $1,000.00 $1,034.20    0.62%    $3.13
    Institutional Class Shares...... $1,000.00 $1,036.00    0.37%    $1.87
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,031.00    0.52%    $2.62
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,047.70    0.18%    $0.91
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,046.10    0.21%    $1.07
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,036.90    0.32%    $1.62
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,042.80    0.37%    $1.87
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/14  04/30/15    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,037.40    0.52%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,024.80    0.18%    $0.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,051.80    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.41    0.28%    $1.40

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,059.60    0.38%    $1.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.91    0.38%    $1.91

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,072.70    0.53%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,072.90    0.54%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.12    0.54%    $2.71

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,015.90    0.55%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,084.90    0.58%    $3.00
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.92    0.58%    $2.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/14  04/30/15    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.20    0.55%    $2.89
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.07    0.55%    $2.76

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,039.80    0.34%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.11    0.34%    $1.71

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,030.50    0.29%    $1.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.36    0.29%    $1.45

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,079.60    0.68%    $3.51
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,063.10    0.49%    $2.51
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.36    0.49%    $2.46

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,052.90    0.53%    $2.70
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.53%    $2.66

World ex U.S. Targeted Value Portfolio***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,064.00    0.66%    $3.38
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.52    0.66%    $3.31

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,059.30    0.47%    $2.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.46    0.47%    $2.36

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,050.70    0.35%    $1.78
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,061.60    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.81    0.40%    $2.01

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,022.80    0.56%    $2.81
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.90    0.72%    $3.68
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.22    0.72%    $3.61

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,027.50    0.81%    $4.07
 Institutional Class Shares................... $1,000.00 $1,028.80    0.56%    $2.82
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,033.10    0.61%    $3.07
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.77    0.61%    $3.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World ex U.S. Targeted Value Portfolio..... 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  21.9%
              Foreign Corporate............................   9.7%
              Foreign Government...........................  11.8%
              Government...................................  49.6%
              Supranational................................   7.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   8.8%
              Energy.......................................   7.1%
              Financials...................................  13.8%
              Health Care..................................  13.6%
              Industrials..................................  12.9%
              Information Technology.......................  19.4%
              Materials....................................   4.2%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.6%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   2.9%
              Energy.......................................   6.8%
              Financials...................................  26.7%
              Health Care..................................   6.8%
              Industrials..................................  18.6%
              Information Technology.......................  13.8%
              Materials....................................   7.5%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.9%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   3.4%
              Energy.......................................   9.1%
              Financials...................................  24.9%
              Health Care..................................   6.4%
              Industrials..................................  18.6%
              Information Technology.......................  14.5%
              Materials....................................   6.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.6%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   7.6%
              Energy.......................................   7.9%
              Financials...................................  14.3%
              Health Care..................................  12.2%
              Industrials..................................  13.8%
              Information Technology.......................  18.1%
              Materials....................................   4.9%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.4%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   6.1%
              Energy.......................................   9.5%
              Financials...................................  16.2%
              Health Care..................................  11.4%
              Industrials..................................  14.7%
              Information Technology.......................  16.9%
              Materials....................................   5.2%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.8%
              Consumer Staples.............................   4.3%
              Energy.......................................   9.9%
              Financials...................................  23.4%
              Health Care..................................   8.6%
              Industrials..................................  15.0%
              Information Technology.......................  14.2%
              Materials....................................   5.8%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.6%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  18.3%
              Consumer Staples.............................   3.8%
              Energy.......................................   3.8%
              Financials...................................  18.0%
              Health Care..................................  10.4%
              Industrials..................................  17.1%
              Information Technology.......................  18.4%
              Materials....................................   5.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.9%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   3.1%
              Financials...................................  17.7%
              Health Care..................................  10.7%
              Industrials..................................  19.7%
              Information Technology.......................  17.4%
              Materials....................................   5.5%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   9.9%
              Energy.......................................   7.8%
              Financials...................................  22.8%
              Health Care..................................  10.3%
              Industrials..................................  13.5%
              Information Technology.......................   4.4%
              Materials....................................   9.5%
              Other........................................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   7.6%
              Energy.......................................   7.8%
              Financials...................................  21.0%
              Health Care..................................   6.4%
              Industrials..................................  16.9%
              Information Technology.......................   5.9%
              Materials....................................  11.7%
              Other........................................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  95.9%
              Real Estate Investment Trusts................   3.6%
              Other........................................   0.5%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  21.2%
              Consumer Staples.............................   3.9%
              Energy.......................................   4.4%
              Financials...................................  21.1%
              Health Care..................................   1.6%
              Industrials..................................  25.2%
              Information Technology.......................   5.6%
              Materials....................................  16.1%
              Other........................................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   6.7%
              Energy.......................................   7.5%
              Financials...................................  22.5%
              Health Care..................................   4.6%
              Industrials..................................  18.4%
              Information Technology.......................   6.4%
              Materials....................................  13.4%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   7.4%
              Energy.......................................   7.3%
              Financials...................................  22.0%
              Health Care..................................   5.0%
              Industrials..................................  16.4%
              Information Technology.......................   7.9%
              Materials....................................  11.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.7%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.2%
              Consumer Staples.............................   7.7%
              Energy.......................................   6.4%
              Financials...................................  24.8%
              Health Care..................................   3.2%
              Industrials..................................  10.6%
              Information Technology.......................  16.8%
              Materials....................................  10.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.3%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
BONDS -- (48.3%)
AUSTRALIA -- (0.5%)
Rio Tinto Finance USA, Ltd.
     2.250%, 09/20/16..............................   1,000 $ 1,017,483
                                                            -----------

CANADA -- (9.0%)
Export Development Canada
     1.250%, 10/26/16..............................   3,135   3,165,952
Ontario, Province of Canada
     1.000%, 07/22/16..............................   4,000   4,020,436
     1.600%, 09/21/16..............................   1,050   1,063,706
Quebec, Province of Canada
     5.125%, 11/14/16..............................   1,000   1,066,955
Royal Bank of Canada
     1.450%, 09/09/16..............................   1,000   1,009,054
     1.200%, 01/23/17..............................     585     588,165
Thomson Reuters Corp.
     1.300%, 02/23/17..............................   1,023   1,023,057
Toronto-Dominion Bank (The)
     2.375%, 10/19/16..............................   5,900   6,039,252
TransCanada PipeLines, Ltd.
     3.400%, 06/01/15..............................   1,500   1,502,901
                                                            -----------
TOTAL CANADA.......................................          19,479,478
                                                            -----------

FINLAND -- (1.4%)
Municipality Finance P.L.C.
     2.375%, 05/16/16..............................   3,000   3,057,894
                                                            -----------

FRANCE -- (0.5%)
Caisse des Depots et Consignations
     0.875%, 11/07/16..............................   1,000   1,003,118
                                                            -----------

JAPAN -- (0.7%)
Nomura Holdings, Inc.
     2.000%, 09/13/16..............................     540     545,339
Sumitomo Mitsui Banking Corp.
     2.650%, 01/12/17..............................   1,000   1,022,222
                                                            -----------
TOTAL JAPAN........................................           1,567,561
                                                            -----------

NETHERLANDS -- (3.2%)
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16..............................   5,000   5,031,855
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     3.375%, 01/19/17..............................     830     863,222
Deutsche Telekom International Finance BV
     5.750%, 03/23/16..............................     880     917,703
                                                            -----------
TOTAL NETHERLANDS..................................           6,812,780
                                                            -----------

NORWAY -- (2.3%)
Kommunalbanken A.S.
     0.875%, 10/03/16..............................   5,000   5,017,930
                                                            -----------

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
SPAIN -- (0.3%)
Telefonica Emisiones SAU
     6.421%, 06/20/16..............................     584 $   618,799
                                                            -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.0%)
Council Of Europe Development Bank
     1.250%, 09/22/16..............................   5,000   5,046,220
European Bank for Reconstruction & Development
     1.375%, 10/20/16..............................   4,000   4,054,864
European Investment Bank
     1.250%, 10/14/16..............................   5,000   5,048,985
Inter-American Development Bank
     0.875%, 11/15/16..............................   1,000   1,003,307
                                                            -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.......          15,153,376
                                                            -----------

SWEDEN -- (1.1%)
Svenska Handelsbanken AB
     3.125%, 07/12/16..............................   2,391   2,456,265
                                                            -----------

UNITED KINGDOM -- (2.5%)
Barclays Bank P.L.C.
     5.000%, 09/22/16..............................   1,000   1,054,248
Network Rail Infrastructure Finance P.L.C.
     1.250%, 08/31/16..............................   2,000   2,017,962
Royal Bank of Scotland Group P.L.C.
     2.550%, 09/18/15..............................     700     704,074
Vodafone Group P.L.C.
     5.625%, 02/27/17..............................     715     770,273
     1.625%, 03/20/17..............................     761     767,660
                                                            -----------
TOTAL UNITED KINGDOM...............................           5,314,217
                                                            -----------

UNITED STATES -- (19.8%)
Amgen, Inc.
     2.500%, 11/15/16..............................  $1,535   1,570,019
Anadarko Petroleum Corp.
     5.950%, 09/15/16..............................   1,000   1,063,616
AT&T, Inc.
     2.950%, 05/15/16..............................   1,489   1,518,951
Bank of America Corp.
     3.625%, 03/17/16..............................   1,000   1,023,423
     3.875%, 03/22/17..............................     500     522,202
Baxter International, Inc.
     5.900%, 09/01/16..............................   1,000   1,063,617
     1.850%, 01/15/17..............................   1,000   1,014,045
Boston Scientific Corp.
     6.400%, 06/15/16..............................   1,000   1,056,386
Capital One Financial Corp.
     5.250%, 02/21/17..............................   1,492   1,592,679

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Citigroup, Inc.
    1.300%, 04/01/16.............................  $1,000 $1,003,588
    4.450%, 01/10/17.............................     585    615,108
Comerica, Inc.
    3.000%, 09/16/15.............................   1,000  1,007,305
CVS Health Corp.
    1.200%, 12/05/16.............................   1,500  1,509,618
Daimler Finance North America LLC
    1.450%, 08/01/16.............................   1,000  1,007,108
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
    2.400%, 03/15/17.............................   1,500  1,526,850
Ecolab, Inc.
    3.000%, 12/08/16.............................     622    640,726
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000  1,013,164
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000  1,029,372
General Electric Capital Corp.
    5.375%, 10/20/16.............................   1,000  1,066,172
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000  1,026,392
JPMorgan Chase & Co.
    1.125%, 02/26/16.............................   1,500  1,507,484
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................     800    821,677
Mattel, Inc.
    2.500%, 11/01/16.............................   1,000  1,015,678
McKesson Corp.
    1.292%, 03/10/17.............................   1,000  1,002,738
MetLife, Inc.
    6.750%, 06/01/16.............................   1,000  1,062,703
Morgan Stanley
    5.750%, 10/18/16.............................   1,000  1,065,904
    5.450%, 01/09/17.............................   1,000  1,066,705
Mylan, Inc.
    1.350%, 11/29/16.............................   1,000    997,505
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   2,000  1,999,158
NextEra Energy Capital Holdings, Inc.
    1.200%, 06/01/15.............................   1,000  1,000,410
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   1,000  1,059,920
Prudential Financial, Inc.
    3.000%, 05/12/16.............................     710    725,315
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................     250    254,858
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141  1,219,823
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   1,000  1,026,584
Stryker Corp.
    2.000%, 09/30/16.............................   1,000  1,016,892

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
UNITED STATES -- (Continued)
Thermo Fisher Scientific, Inc.
     2.250%, 08/15/16.............................. $ 2,000 $  2,030,840
Waste Management, Inc.
     2.600%, 09/01/16..............................     605      617,545
Wells Fargo & Co.
     3.676%, 06/15/16..............................   1,500    1,549,128
                                                            ------------
TOTAL UNITED STATES................................           42,911,208
                                                            ------------
TOTAL BONDS........................................          104,410,109
                                                            ------------

AGENCY OBLIGATIONS -- (2.4%)
Federal Home Loan Bank
     0.625%, 10/14/16..............................   2,000    2,002,162
Federal National Mortgage Association
     5.250%, 09/15/16..............................   3,000    3,194,817
                                                            ------------
TOTAL AGENCY OBLIGATIONS...........................            5,196,979
                                                            ------------

U.S. TREASURY OBLIGATIONS -- (47.3%)
U.S. Treasury Notes
     0.625%, 02/15/17..............................  36,000   36,056,232
     0.875%, 02/28/17..............................  37,000   37,225,478
     0.875%, 04/15/17..............................  29,000   29,163,125
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS....................          102,444,835
                                                            ------------

                                                    Shares
                                                    ------
EXCHANGE-TRADED FUNDS -- (2.0%)
UNITED STATES -- (2.0%)
     SPDR S&P 500 ETF Trust........................  21,100    4,399,772
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $213,790,626)..............................          $216,451,695
                                                            ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    --------------------------------------------
                                     Level 1     Level 2    Level 3    Total
                                    ---------- ------------ ------- ------------
Bonds
 Australia.........................         -- $  1,017,483   --    $  1,017,483
 Canada............................         --   19,479,478   --      19,479,478
 Finland...........................         --    3,057,894   --       3,057,894
 France............................         --    1,003,118   --       1,003,118
 Japan.............................         --    1,567,561   --       1,567,561
 Netherlands.......................         --    6,812,780   --       6,812,780
 Norway............................         --    5,017,930   --       5,017,930
 Spain.............................         --      618,799   --         618,799
 Supranational Organization
   Obligations.....................         --   15,153,376   --      15,153,376
 Sweden............................         --    2,456,265   --       2,456,265
 United Kingdom....................         --    5,314,217   --       5,314,217
 United States.....................         --   42,911,208   --      42,911,208
Agency Obligations.................         --    5,196,979   --       5,196,979
U.S. Treasury Obligations..........         --  102,444,835   --     102,444,835
Exchange-Traded Funds.............. $4,399,772           --   --       4,399,772
Futures Contracts**................  3,595,859           --   --       3,595,859
                                    ---------- ------------   --    ------------
TOTAL.............................. $7,995,631 $212,051,923   --    $220,047,554
                                    ========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                Percentage
                                          Shares    Value+    of Net Assets**
                                          ------    ------    ---------------
   COMMON STOCKS -- (95.6%)
   Consumer Discretionary -- (14.3%)
   *   Amazon.com, Inc...................   8,975 $ 3,785,476            0.7%
       Comcast Corp. Class A.............  75,162   4,341,357            0.8%
       Ford Motor Co..................... 126,885   2,004,783            0.4%
       Home Depot, Inc. (The)............  33,978   3,634,966            0.7%
       McDonald's Corp...................  24,997   2,413,460            0.4%
       Time Warner, Inc..................  32,702   2,760,376            0.5%
       Walt Disney Co. (The).............  39,913   4,339,341            0.8%
       Other Securities..................          58,214,279           10.6%
                                                  -----------           -----
   Total Consumer Discretionary                    81,494,038           14.9%
                                                  -----------           -----
   Consumer Staples -- (8.4%)
       Altria Group, Inc.................  50,783   2,541,689            0.5%
       Coca-Cola Co. (The)...............  88,895   3,605,581            0.7%
       CVS Health Corp...................  29,770   2,955,863            0.5%
       PepsiCo, Inc......................  38,148   3,628,638            0.7%
       Philip Morris International, Inc..  31,146   2,599,757            0.5%
       Procter & Gamble Co. (The)........  62,152   4,941,705            0.9%
       Wal-Mart Stores, Inc..............  45,552   3,555,334            0.6%
       Other Securities..................          23,974,155            4.3%
                                                  -----------           -----
   Total Consumer Staples                          47,802,722            8.7%
                                                  -----------           -----
   Energy -- (6.8%)
       Chevron Corp......................  42,295   4,697,283            0.9%
       Exxon Mobil Corp.................. 125,285  10,946,150            2.0%
       Other Securities..................          23,207,100            4.2%
                                                  -----------           -----
   Total Energy                                    38,850,533            7.1%
                                                  -----------           -----
   Financials -- (13.1%)
       American Express Co...............  25,957   2,010,370            0.4%
       Bank of America Corp.............. 206,960   3,296,873            0.6%
   *   Berkshire Hathaway, Inc. Class B..  37,001   5,224,911            1.0%
       Citigroup, Inc....................  58,766   3,133,403            0.6%
       JPMorgan Chase & Co...............  71,785   4,541,119            0.8%
       Wells Fargo & Co.................. 125,496   6,914,830            1.3%
       Other Securities..................          50,043,393            9.0%
                                                  -----------           -----
   Total Financials                                75,164,899           13.7%
                                                  -----------           -----
   Health Care -- (13.0%)
       AbbVie, Inc.......................  41,437   2,679,316            0.5%
   *   Actavis P.L.C.....................   7,416   2,097,690            0.4%
       Amgen, Inc........................  14,743   2,328,067            0.4%
   *   Biogen, Inc.......................   5,430   2,030,440            0.4%
   *   Gilead Sciences, Inc..............  38,283   3,847,824            0.7%
       Johnson & Johnson.................  68,621   6,807,203            1.3%
       Merck & Co., Inc..................  68,584   4,084,863            0.8%
       Pfizer, Inc....................... 143,450   4,867,258            0.9%
       UnitedHealth Group, Inc...........  26,110   2,908,654            0.5%
       Other Securities..................          42,449,461            7.7%
                                                  -----------           -----
   Total Health Care.....................          74,100,776           13.6%
                                                  -----------           -----
   Industrials -- (12.4%)
       3M Co.............................  15,580   2,436,556            0.4%
       Boeing Co. (The)..................  17,307   2,480,785            0.5%
       General Electric Co............... 239,747   6,492,349            1.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Union Pacific Corp.................................    28,309 $  3,007,265            0.6%
      United Technologies Corp...........................    21,024    2,391,480            0.4%
      Other Securities...................................             53,838,119            9.8%
                                                                    ------------          ------
Total Industrials........................................             70,646,554           12.9%
                                                                    ------------          ------
Information Technology -- (18.5%)
      Apple, Inc.........................................   132,134   16,536,570            3.0%
      Cisco Systems, Inc.................................   128,291    3,698,630            0.7%
*     Google, Inc. Class A...............................     5,682    3,118,111            0.6%
*     Google, Inc. Class C...............................     5,760    3,094,953            0.6%
      Hewlett-Packard Co.................................    62,937    2,075,033            0.4%
      Intel Corp.........................................   171,411    5,579,428            1.0%
      International Business Machines Corp...............    18,890    3,235,668            0.6%
      MasterCard, Inc. Class A...........................    25,743    2,322,276            0.4%
      Microsoft Corp.....................................   218,082   10,607,508            1.9%
      Oracle Corp........................................    94,788    4,134,653            0.8%
      QUALCOMM, Inc......................................    33,308    2,264,944            0.4%
      Visa, Inc. Class A.................................    38,344    2,532,621            0.5%
      Other Securities...................................             46,769,865            8.5%
                                                                    ------------          ------
Total Information Technology.............................            105,970,260           19.4%
                                                                    ------------          ------
Materials -- (4.0%)
      Other Securities...................................             23,193,437            4.2%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                570,167            0.1%
                                                                    ------------          ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................   138,659    4,803,148            0.9%
      Verizon Communications, Inc........................   136,734    6,896,863            1.3%
      Other Securities...................................              2,514,479            0.4%
                                                                    ------------          ------
Total Telecommunication Services.........................             14,214,490            2.6%
                                                                    ------------          ------
Utilities -- (2.5%)
      Other Securities...................................             14,298,667            2.6%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            546,306,543           99.8%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,371            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%. 1,676,105    1,676,105            0.3%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@  DFA Short Term Investment Fund..................... 2,017,068   23,337,472            4.3%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $522,587,464)..................................             $571,327,491          104.4%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 81,494,038          --   --    $ 81,494,038
   Consumer Staples..............   47,802,722          --   --      47,802,722
   Energy........................   38,850,533          --   --      38,850,533
   Financials....................   75,164,899          --   --      75,164,899
   Health Care...................   74,100,776          --   --      74,100,776
   Industrials...................   70,646,554          --   --      70,646,554
   Information Technology........  105,970,260          --   --     105,970,260
   Materials.....................   23,193,437          --   --      23,193,437
   Real Estate Investment Trusts.      570,167          --   --         570,167
   Telecommunication Services....   14,214,490          --   --      14,214,490
   Utilities.....................   14,298,667          --   --      14,298,667
 Rights/Warrants.................           -- $     7,371   --           7,371
 Temporary Cash Investments......    1,676,105          --   --       1,676,105
 Securities Lending Collateral...           --  23,337,472   --      23,337,472
                                  ------------ -----------   --    ------------
 TOTAL........................... $547,982,648 $23,344,843   --    $571,327,491
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,827,842,084
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $10,500,397,052)............................ $15,827,842,084
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (85.2%)
Consumer Discretionary -- (12.4%)
    Dillard's, Inc. Class A............   211,147 $   27,784,834            0.4%
#   GameStop Corp. Class A.............   635,798     24,503,655            0.4%
    Graham Holdings Co. Class B........    31,543     32,266,281            0.5%
    Lear Corp..........................   264,536     29,371,432            0.5%
    Service Corp. International........   974,502     26,974,215            0.4%
#*  Skechers U.S.A., Inc. Class A......   268,478     24,141,542            0.4%
#   Wendy's Co. (The).................. 2,361,897     23,902,398            0.4%
    Other Securities...................              737,845,508           11.5%
                                                  --------------           -----
Total Consumer Discretionary...........              926,789,865           14.5%
                                                  --------------           -----
Consumer Staples -- (2.5%)
    Ingredion, Inc.....................   343,934     27,308,360            0.4%
    Pinnacle Foods, Inc................   530,218     21,500,340            0.3%
    Other Securities...................              136,438,740            2.2%
                                                  --------------           -----
Total Consumer Staples.................              185,247,440            2.9%
                                                  --------------           -----
Energy -- (5.8%)
*   Newfield Exploration Co............   617,097     24,214,886            0.4%
    Other Securities...................              412,743,060            6.4%
                                                  --------------           -----
Total Energy...........................              436,957,946            6.8%
                                                  --------------           -----
Financials -- (22.8%)
*   Alleghany Corp.....................    48,148     22,799,041            0.4%
    American Financial Group, Inc......   465,774     29,436,917            0.5%
#*  Arch Capital Group, Ltd............   353,598     21,456,327            0.3%
    Assurant, Inc......................   471,974     29,007,522            0.5%
    Axis Capital Holdings, Ltd.........   606,646     31,581,991            0.5%
*   E*TRADE Financial Corp............. 1,078,431     31,048,028            0.5%
    Everest Re Group, Ltd..............   186,504     33,367,431            0.5%
#   Legg Mason, Inc....................   731,595     38,518,477            0.6%
    NASDAQ OMX Group, Inc. (The).......   858,799     41,763,395            0.7%
#   New York Community Bancorp, Inc.... 2,005,431     34,473,359            0.5%
#   PacWest Bancorp....................   483,491     21,805,444            0.3%
    PartnerRe, Ltd.....................   321,083     41,098,624            0.7%
#   People's United Financial, Inc..... 1,543,963     23,329,281            0.4%
    Reinsurance Group of America, Inc..   329,817     30,217,834            0.5%
    RenaissanceRe Holdings, Ltd........   256,659     26,304,981            0.4%
    WR Berkley Corp....................   545,701     26,733,892            0.4%
#   Zions Bancorporation...............   956,282     27,096,250            0.4%
    Other Securities...................            1,197,911,521           18.6%
                                                  --------------           -----
Total Financials.......................            1,707,950,315           26.7%
                                                  --------------           -----
Health Care -- (5.8%)
*   Community Health Systems, Inc......   548,400     29,438,112            0.5%
#   Omnicare, Inc......................   571,559     50,285,761            0.8%
    Other Securities...................              352,529,093            5.4%
                                                  --------------           -----
Total Health Care......................              432,252,966            6.7%
                                                  --------------           -----
Industrials -- (15.9%)
#   ADT Corp. (The)....................   760,943     28,611,457            0.5%
    Alaska Air Group, Inc..............   449,041     28,765,567            0.5%
    AMERCO.............................    84,246     27,130,582            0.4%
*   Avis Budget Group, Inc.............   665,365     36,022,861            0.6%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
#*    JetBlue Airways Corp...............................  1,516,297 $   31,129,577            0.5%
#     Owens Corning......................................    624,093     24,127,435            0.4%
      Ryder System, Inc..................................    309,611     29,524,505            0.5%
#     Trinity Industries, Inc............................    970,590     26,293,283            0.4%
      Waste Connections, Inc.............................    578,653     27,433,939            0.4%
      Other Securities...................................               931,606,874           14.4%
                                                                     --------------          ------
Total Industrials........................................             1,190,646,080           18.6%
                                                                     --------------          ------
Information Technology -- (11.7%)
*     ARRIS Group, Inc...................................    666,291     22,437,349            0.4%
*     Arrow Electronics, Inc.............................    510,838     30,502,137            0.5%
      Avnet, Inc.........................................    659,675     28,121,945            0.4%
#*    First Solar, Inc...................................    629,345     37,553,016            0.6%
      Marvell Technology Group, Ltd......................  1,932,134     27,069,197            0.4%
*     Qorvo, Inc.........................................    343,773     22,658,078            0.4%
      Other Securities...................................               711,088,706           11.0%
                                                                     --------------          ------
Total Information Technology.............................               879,430,428           13.7%
                                                                     --------------          ------
Materials -- (6.3%)
      MeadWestvaco Corp..................................    614,336     29,979,597            0.5%
      Reliance Steel & Aluminum Co.......................    417,707     27,033,997            0.4%
      Rock-Tenn Co. Class A..............................    341,862     21,530,469            0.3%
      Steel Dynamics, Inc................................  1,029,643     22,786,000            0.4%
      Other Securities...................................               374,678,176            5.8%
                                                                     --------------          ------
Total Materials..........................................               476,008,239            7.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                14,733,426            0.2%
                                                                     --------------          ------
Telecommunication Services -- (1.1%)
#     Frontier Communications Corp.......................  4,105,667     28,164,876            0.4%
      Other Securities...................................                53,163,953            0.9%
                                                                     --------------          ------
Total Telecommunication Services.........................                81,328,829            1.3%
                                                                     --------------          ------
Utilities -- (0.7%)
      UGI Corp...........................................    820,951     28,577,304            0.4%
      Other Securities...................................                27,841,190            0.5%
                                                                     --------------          ------
Total Utilities..........................................                56,418,494            0.9%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             6,387,764,028           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   783,692            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.098%. 11,930,669     11,930,669            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@  DFA Short Term Investment Fund..................... 94,988,888  1,099,021,434           17.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,984,320,241)...................................            $7,499,499,823          117.1%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $  926,789,865             --   --    $  926,789,865
  Consumer Staples..............    185,247,440             --   --       185,247,440
  Energy........................    436,957,946             --   --       436,957,946
  Financials....................  1,707,950,315             --   --     1,707,950,315
  Health Care...................    432,252,966             --   --       432,252,966
  Industrials...................  1,190,646,080             --   --     1,190,646,080
  Information Technology........    879,430,428             --   --       879,430,428
  Materials.....................    476,008,239             --   --       476,008,239
  Other.........................             --             --   --                --
  Real Estate Investment Trusts.     14,733,426             --   --        14,733,426
  Telecommunication Services....     81,328,829             --   --        81,328,829
  Utilities.....................     56,418,494             --   --        56,418,494
Rights/Warrants.................             -- $      783,692   --           783,692
Temporary Cash Investments......     11,930,669             --   --        11,930,669
Securities Lending Collateral...             --  1,099,021,434   --     1,099,021,434
                                 -------------- --------------   --    --------------
TOTAL........................... $6,399,694,697 $1,099,805,126   --    $7,499,499,823
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (13.3%)
#   Group 1 Automotive, Inc.....................   845,912 $   66,810,130            0.6%
*   Helen of Troy, Ltd..........................   842,455     73,807,483            0.6%
    Marriott Vacations Worldwide Corp...........   755,034     62,071,345            0.5%
    Penske Automotive Group, Inc................ 1,195,305     58,342,837            0.5%
#   Rent-A-Center, Inc.......................... 1,917,613     56,761,345            0.5%
#   Scholastic Corp............................. 1,407,493     57,200,516            0.5%
#*  Skechers U.S.A., Inc. Class A...............   806,551     72,525,066            0.6%
#   Wendy's Co. (The)........................... 5,376,970     54,414,936            0.5%
    Other Securities............................            1,391,375,257           11.2%
                                                           --------------           -----
Total Consumer Discretionary....................            1,893,308,915           15.5%
                                                           --------------           -----
Consumer Staples -- (2.9%)
#   Fresh Del Monte Produce, Inc................ 1,822,914     67,320,214            0.6%
*   Seaboard Corp...............................    18,588     66,916,800            0.6%
    Other Securities............................              279,424,672            2.2%
                                                           --------------           -----
Total Consumer Staples..........................              413,661,686            3.4%
                                                           --------------           -----
Energy -- (7.8%)
#   Bristow Group, Inc.......................... 1,363,054     84,686,545            0.7%
    Delek US Holdings, Inc...................... 2,312,487     85,377,020            0.7%
    Exterran Holdings, Inc...................... 2,670,497     98,995,324            0.8%
*   Helix Energy Solutions Group, Inc........... 3,976,422     65,531,435            0.5%
#*  PDC Energy, Inc............................. 1,124,044     63,778,257            0.5%
    Other Securities............................              710,948,533            5.8%
                                                           --------------           -----
Total Energy....................................            1,109,317,114            9.0%
                                                           --------------           -----
Financials -- (21.5%)
    American Equity Investment Life Holding Co.. 2,408,374     64,905,679            0.5%
    Argo Group International Holdings, Ltd...... 1,121,078     54,921,611            0.5%
    Aspen Insurance Holdings, Ltd............... 1,545,152     72,204,953            0.6%
#   CNO Financial Group, Inc.................... 8,460,765    143,833,005            1.2%
#   Endurance Specialty Holdings, Ltd........... 1,510,617     91,211,054            0.8%
#   First American Financial Corp............... 2,056,410     71,542,504            0.6%
#   Hanover Insurance Group, Inc. (The)......... 1,232,968     84,544,616            0.7%
#   Kemper Corp................................. 1,729,296     65,142,580            0.5%
#*  MBIA, Inc................................... 7,271,848     63,628,670            0.5%
#   Montpelier Re Holdings, Ltd................. 1,977,273     75,353,874            0.6%
    StanCorp Financial Group, Inc...............   884,406     63,747,985            0.5%
    Susquehanna Bancshares, Inc................. 6,444,540     86,614,618            0.7%
#   Umpqua Holdings Corp........................ 4,077,772     69,362,902            0.6%
#   Washington Federal, Inc..................... 2,783,280     60,118,848            0.5%
#   Webster Financial Corp...................... 2,642,412     94,677,622            0.8%
#   Wintrust Financial Corp..................... 1,502,666     73,239,941            0.6%
    Other Securities............................            1,820,933,678           14.8%
                                                           --------------           -----
Total Financials................................            3,055,984,140           25.0%
                                                           --------------           -----
Health Care -- (5.6%)
#*  Amsurg Corp.................................   938,937     58,890,129            0.5%
*   LifePoint Hospitals, Inc.................... 1,892,213    141,688,909            1.2%
    Other Securities............................              589,327,718            4.7%
                                                           --------------           -----
Total Health Care...............................              789,906,756            6.4%
                                                           --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (16.0%)
#     AMERCO.............................................     340,511 $   109,658,162            0.9%
#     Covanta Holding Corp...............................   3,022,647      61,329,508            0.5%
#*    Esterline Technologies Corp........................   1,145,345     127,465,445            1.0%
#     GATX Corp..........................................   1,763,892      95,955,725            0.8%
#*    JetBlue Airways Corp...............................   5,279,787     108,394,027            0.9%
      Other Securities...................................               1,773,094,125           14.5%
                                                                      ---------------          ------
Total Industrials........................................               2,275,896,992           18.6%
                                                                      ---------------          ------
Information Technology -- (12.5%)
*     CACI International, Inc. Class A...................     860,161      75,900,607            0.6%
#     Convergys Corp.....................................   3,909,664      88,671,180            0.7%
*     Fairchild Semiconductor International, Inc.........   4,380,362      79,569,276            0.7%
*     Qorvo, Inc.........................................   1,101,705      72,613,377            0.6%
*     Sanmina Corp.......................................   2,830,700      57,548,131            0.5%
#     SYNNEX Corp........................................   1,382,286     105,744,879            0.9%
#*    Tech Data Corp.....................................   1,279,399      72,119,722            0.6%
#     Vishay Intertechnology, Inc........................   4,998,232      63,377,582            0.5%
      Other Securities...................................               1,158,156,442            9.4%
                                                                      ---------------          ------
Total Information Technology.............................               1,773,701,196           14.5%
                                                                      ---------------          ------
Materials -- (6.0%)
#     Commercial Metals Co...............................   4,076,784      67,674,614            0.6%
      Graphic Packaging Holding Co.......................   5,416,146      76,367,659            0.6%
#*    Louisiana-Pacific Corp.............................   4,943,815      75,343,741            0.6%
#     Olin Corp..........................................   1,969,108      58,147,759            0.5%
      Other Securities...................................                 573,218,393            4.6%
                                                                      ---------------          ------
Total Materials..........................................                 850,752,166            6.9%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                     418,158            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities...................................                  71,643,319            0.6%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                  10,157,642            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,244,748,084          100.0%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   2,465,905            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
Temporary Cash Investments -- (0.1%)
      State Street Institutional Liquid Reserves, 0.098%.  15,287,776      15,287,776            0.1%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 167,602,589   1,939,161,951           15.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $11,086,378,361)..................................             $14,201,663,716          116.0%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                    ------------------------------------------------------
                                        Level 1        Level 2     Level 3      Total
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 1,893,308,915             --   --    $ 1,893,308,915
 Consumer Staples..................     413,661,686             --   --        413,661,686
 Energy............................   1,109,317,114             --   --      1,109,317,114
 Financials........................   3,055,984,125 $           15   --      3,055,984,140
 Health Care.......................     789,906,756             --   --        789,906,756
 Industrials.......................   2,275,896,992             --   --      2,275,896,992
 Information Technology............   1,773,701,196             --   --      1,773,701,196
 Materials.........................     850,752,166             --   --        850,752,166
 Other.............................              --             --   --                 --
 Real Estate Investment Trusts.....         418,158             --   --            418,158
 Telecommunication Services........      71,643,319             --   --         71,643,319
 Utilities.........................      10,157,642             --   --         10,157,642
Preferred Stocks
 Other.............................              --             --   --                 --
Rights/Warrants....................              --      2,465,905   --          2,465,905
Temporary Cash Investments
 Temporary Cash Investments........      15,287,776             --   --         15,287,776
Securities Lending Collateral......              --  1,939,161,951   --      1,939,161,951
                                    --------------- --------------   --    ---------------
TOTAL.............................. $12,260,035,845 $1,941,627,871   --    $14,201,663,716
                                    =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (90.2%)
Consumer Discretionary -- (14.1%)
*   Amazon.com, Inc...................   168,592 $   71,108,734            0.6%
    Comcast Corp. Class A............. 1,235,593     71,367,852            0.6%
    Home Depot, Inc. (The)............   669,747     71,649,534            0.6%
    McDonald's Corp...................   495,702     47,860,028            0.4%
    Starbucks Corp....................   753,434     37,355,258            0.3%
    Time Warner, Inc..................   608,624     51,373,952            0.4%
    Walt Disney Co. (The).............   551,069     59,912,222            0.5%
    Other Securities..................            1,554,635,386           12.2%
                                                 --------------           -----
Total Consumer Discretionary..........            1,965,262,966           15.6%
                                                 --------------           -----
Consumer Staples -- (6.9%)
    Altria Group, Inc.................   989,845     49,541,742            0.4%
    Coca-Cola Co. (The)............... 1,684,858     68,337,840            0.5%
    CVS Health Corp...................   578,655     57,454,655            0.5%
    PepsiCo, Inc......................   762,332     72,513,020            0.6%
    Philip Morris International, Inc..   538,659     44,961,867            0.4%
    Procter & Gamble Co. (The)........   836,210     66,487,057            0.5%
    Wal-Mart Stores, Inc..............   707,960     55,256,278            0.4%
    Other Securities..................              540,388,523            4.3%
                                                 --------------           -----
Total Consumer Staples................              954,940,982            7.6%
                                                 --------------           -----
Energy -- (7.2%)
    Chevron Corp......................   769,745     85,487,880            0.7%
    ConocoPhillips....................   562,318     38,192,639            0.3%
    Exxon Mobil Corp.................. 2,087,371    182,373,604            1.5%
    Kinder Morgan, Inc................   876,354     37,639,404            0.3%
    Schlumberger, Ltd.................   396,427     37,505,958            0.3%
    Other Securities..................              615,717,992            4.8%
                                                 --------------           -----
Total Energy..........................              996,917,477            7.9%
                                                 --------------           -----
Financials -- (12.9%)
    Bank of America Corp.............. 4,123,620     65,689,267            0.5%
*   Berkshire Hathaway, Inc. Class B..   644,204     90,968,047            0.7%
    Citigroup, Inc.................... 1,212,655     64,658,765            0.5%
    JPMorgan Chase & Co............... 1,494,916     94,568,386            0.8%
    Wells Fargo & Co.................. 2,040,609    112,437,556            0.9%
    Other Securities..................            1,367,891,621           10.9%
                                                 --------------           -----
Total Financials......................            1,796,213,642           14.3%
                                                 --------------           -----
Health Care -- (11.0%)
    AbbVie, Inc.......................   794,806     51,392,156            0.4%
*   Actavis P.L.C.....................   157,032     44,418,072            0.4%
    Amgen, Inc........................   256,292     40,471,070            0.3%
*   Celgene Corp......................   360,073     38,909,488            0.3%
*   Gilead Sciences, Inc..............   741,250     74,503,038            0.6%
    Johnson & Johnson................. 1,204,979    119,533,917            1.0%
    Merck & Co., Inc..................   952,375     56,723,455            0.5%
    Pfizer, Inc....................... 2,271,237     77,063,071            0.6%
    UnitedHealth Group, Inc...........   412,297     45,929,886            0.4%
    Other Securities..................              983,895,153            7.7%
                                                 --------------           -----
Total Health Care.....................            1,532,839,306           12.2%
                                                 --------------           -----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.4%)
      3M Co..............................................     305,092 $    47,713,338            0.4%
      Boeing Co. (The)...................................     338,719      48,551,981            0.4%
      General Electric Co................................   3,704,920     100,329,234            0.8%
      Union Pacific Corp.................................     406,641      43,197,473            0.4%
      Other Securities...................................               1,489,002,146           11.8%
                                                                      ---------------          ------
Total Industrials........................................               1,728,794,172           13.8%
                                                                      ---------------          ------
Information Technology -- (16.4%)
      Apple, Inc.........................................   2,526,546     316,197,232            2.5%
      Cisco Systems, Inc.................................   1,887,619      54,420,056            0.4%
*     Facebook, Inc. Class A.............................     691,953      54,505,138            0.4%
*     Google, Inc. Class A...............................      68,974      37,850,862            0.3%
      Hewlett-Packard Co.................................   1,245,191      41,053,947            0.3%
      Intel Corp.........................................   2,892,186      94,140,654            0.8%
      International Business Machines Corp...............     437,734      74,979,457            0.6%
      MasterCard, Inc. Class A...........................     500,872      45,183,663            0.4%
      Microsoft Corp.....................................   3,371,150     163,972,736            1.3%
      Oracle Corp........................................   1,521,597      66,372,061            0.5%
      Visa, Inc. Class A.................................     671,338      44,341,875            0.4%
      Other Securities...................................               1,282,262,006           10.2%
                                                                      ---------------          ------
Total Information Technology.............................               2,275,279,687           18.1%
                                                                      ---------------          ------
Materials -- (4.4%)
      Other Securities...................................                 611,556,422            4.9%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                         503            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  19,523,155            0.1%
                                                                      ---------------          ------
Telecommunication Services -- (2.1%)
#     AT&T, Inc..........................................   3,436,477     119,039,563            1.0%
      Verizon Communications, Inc........................   2,188,850     110,405,594            0.9%
      Other Securities...................................                  69,240,484            0.5%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 298,685,641            2.4%
                                                                      ---------------          ------
Utilities -- (2.7%)
      Other Securities...................................                 372,412,598            3.0%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,552,426,551           99.9%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     421,843            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%.  38,403,710      38,403,710            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@  DFA Short Term Investment Fund..................... 114,587,368   1,325,775,850           10.6%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,237,749,459)..................................             $13,917,027,954          110.8%
                                                                      ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,965,262,966             --   --    $ 1,965,262,966
  Consumer Staples..............     954,940,982             --   --        954,940,982
  Energy........................     996,917,477             --   --        996,917,477
  Financials....................   1,796,213,641 $            1   --      1,796,213,642
  Health Care...................   1,532,839,306             --   --      1,532,839,306
  Industrials...................   1,728,794,172             --   --      1,728,794,172
  Information Technology........   2,275,279,687             --   --      2,275,279,687
  Materials.....................     611,556,422             --   --        611,556,422
  Other.........................              --            503   --                503
  Real Estate Investment Trusts.      19,523,155             --   --         19,523,155
  Telecommunication Services....     298,685,641             --   --        298,685,641
  Utilities.....................     372,412,598             --   --        372,412,598
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        421,843   --            421,843
Temporary Cash Investments......      38,403,710             --   --         38,403,710
Securities Lending Collateral...              --  1,325,775,850   --      1,325,775,850
                                 --------------- --------------   --    ---------------
TOTAL........................... $12,590,829,757 $1,326,198,197   --    $13,917,027,954
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.9%)
Consumer Discretionary -- (13.7%)
    Comcast Corp. Class A.............. 1,784,110 $  103,050,194            0.7%
    Ford Motor Co...................... 3,328,070     52,583,506            0.4%
    Target Corp........................   415,851     32,781,534            0.2%
    Time Warner, Inc...................   896,363     75,662,001            0.5%
    Walt Disney Co. (The)..............   788,924     85,771,817            0.6%
    Other Securities...................            1,857,836,017           12.8%
                                                  --------------           -----
Total Consumer Discretionary...........            2,207,685,069           15.2%
                                                  --------------           -----
Consumer Staples -- (5.5%)
    Coca-Cola Co. (The)................   935,540     37,945,502            0.3%
    CVS Health Corp....................   843,353     83,736,519            0.6%
    PepsiCo, Inc.......................   423,333     40,267,435            0.3%
    Procter & Gamble Co. (The).........   827,704     65,810,745            0.5%
    Wal-Mart Stores, Inc...............   773,229     60,350,523            0.4%
    Other Securities...................              596,471,440            4.0%
                                                  --------------           -----
Total Consumer Staples.................              884,582,164            6.1%
                                                  --------------           -----
Energy -- (8.5%)
    Anadarko Petroleum Corp............   422,817     39,787,080            0.3%
    Chevron Corp....................... 1,126,532    125,112,644            0.9%
    ConocoPhillips.....................   925,168     62,837,411            0.4%
    EOG Resources, Inc.................   548,973     54,320,878            0.4%
    Exxon Mobil Corp................... 3,140,494    274,384,961            1.9%
#   Kinder Morgan, Inc.................   876,664     37,652,719            0.3%
    Occidental Petroleum Corp..........   471,397     37,758,900            0.3%
    Schlumberger, Ltd..................   403,889     38,211,938            0.3%
    Other Securities...................              698,419,744            4.6%
                                                  --------------           -----
Total Energy...........................            1,368,486,275            9.4%
                                                  --------------           -----
Financials -- (14.6%)
    American International Group, Inc..   609,355     34,300,593            0.2%
    Bank of America Corp............... 4,303,562     68,555,743            0.5%
*   Berkshire Hathaway, Inc. Class B...   342,101     48,308,082            0.3%
    Citigroup, Inc..................... 1,297,954     69,206,907            0.5%
    Goldman Sachs Group, Inc. (The)....   189,924     37,304,872            0.3%
    JPMorgan Chase & Co................ 1,554,077     98,310,911            0.7%
    U.S. Bancorp....................... 1,031,884     44,236,867            0.3%
    Wells Fargo & Co................... 2,946,809    162,369,176            1.1%
    Other Securities...................            1,778,608,688           12.3%
                                                  --------------           -----
Total Financials.......................            2,341,201,839           16.2%
                                                  --------------           -----
Health Care -- (10.3%)
*   Actavis P.L.C......................   178,521     50,496,450            0.4%
    Amgen, Inc.........................   233,507     36,873,090            0.3%
#*  Express Scripts Holding Co.........   542,091     46,836,662            0.3%
    Johnson & Johnson.................. 1,210,460    120,077,632            0.8%
    Merck & Co., Inc................... 1,265,005     75,343,698            0.5%
    Pfizer, Inc........................ 3,831,803    130,013,076            0.9%
    UnitedHealth Group, Inc............   576,403     64,211,294            0.5%
    Other Securities...................            1,128,534,499            7.7%
                                                  --------------           -----
Total Health Care......................            1,652,386,401           11.4%
                                                  --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (13.2%)
      CSX Corp...........................................     903,868 $    32,620,596            0.2%
      FedEx Corp.........................................     251,048      42,570,209            0.3%
      General Electric Co................................   5,604,904     151,780,800            1.1%
      Southwest Airlines Co..............................     773,474      31,372,105            0.2%
      Union Pacific Corp.................................     648,462      68,886,118            0.5%
*     United Continental Holdings, Inc...................     527,210      31,495,525            0.2%
      Other Securities...................................               1,769,465,467           12.2%
                                                                      ---------------          ------
Total Industrials........................................               2,128,190,820           14.7%
                                                                      ---------------          ------
Information Technology -- (15.2%)
      Apple, Inc.........................................   2,232,888     279,445,933            1.9%
      Cisco Systems, Inc.................................   3,101,253      89,409,124            0.6%
      Hewlett-Packard Co.................................   1,806,885      59,572,998            0.4%
      Intel Corp.........................................   3,857,596     125,564,750            0.9%
      International Business Machines Corp...............     186,013      31,862,167            0.2%
      Microsoft Corp.....................................   3,300,822     160,551,982            1.1%
      Oracle Corp........................................   1,330,496      58,036,236            0.4%
#     Visa, Inc. Class A.................................     547,188      36,141,767            0.3%
      Other Securities...................................               1,596,312,067           11.0%
                                                                      ---------------          ------
Total Information Technology.............................               2,436,897,024           16.8%
                                                                      ---------------          ------
Materials -- (4.7%)
      Dow Chemical Co. (The).............................     780,341      39,797,391            0.3%
      Other Securities...................................                 709,890,930            4.9%
                                                                      ---------------          ------
Total Materials..........................................                 749,688,321            5.2%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                       1,175            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  21,799,475            0.2%
                                                                      ---------------          ------
Telecommunication Services -- (2.2%)
#     AT&T, Inc..........................................   4,582,649     158,742,961            1.1%
      Verizon Communications, Inc........................   2,162,185     109,060,611            0.8%
      Other Securities...................................                  92,409,998            0.6%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 360,213,570            2.5%
                                                                      ---------------          ------
Utilities -- (1.9%)
      Other Securities...................................                 310,501,954            2.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,461,634,087           99.8%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     627,427            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.098%. 109,350,076     109,350,076            0.8%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..................... 131,312,939   1,519,290,700           10.4%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,364,612,255)...............................               $16,090,902,290          111.0%
                                                                      ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary....... $ 2,207,685,069             --   --    $ 2,207,685,069
 Consumer Staples.............     884,582,164             --   --        884,582,164
 Energy.......................   1,368,486,275             --   --      1,368,486,275
 Financials...................   2,341,201,837 $            2   --      2,341,201,839
 Health Care..................   1,652,386,401             --   --      1,652,386,401
 Industrials..................   2,128,190,820             --   --      2,128,190,820
 Information Technology.......   2,436,897,024             --   --      2,436,897,024
 Materials....................     749,688,321             --   --        749,688,321
 Other........................              --          1,175   --              1,175
 Real Estate Investment Trusts      21,799,475             --   --         21,799,475
 Telecommunication Services...     360,213,570             --   --        360,213,570
 Utilities....................     310,501,954             --   --        310,501,954
Preferred Stocks
 Other........................              --             --   --                 --
Rights/Warrants...............              --        627,427   --            627,427
Temporary Cash Investments....     109,350,076             --   --        109,350,076
Securities Lending Collateral.              --  1,519,290,700   --      1,519,290,700
                               --------------- --------------   --    ---------------
TOTAL......................... $14,570,982,986 $1,519,919,304   --    $16,090,902,290
                               =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                    ------      ------    ---------------
COMMON STOCKS -- (87.6%)
Consumer Discretionary -- (12.9%)
    Comcast Corp. Class A.........................   376,209 $ 21,729,832            0.6%
    General Motors Co.............................   210,392    7,376,344            0.2%
*   Office Depot, Inc.............................   878,560    8,100,323            0.2%
#   Royal Caribbean Cruises, Ltd..................   124,720    8,488,443            0.2%
    Time Warner, Inc..............................   119,274   10,067,918            0.3%
    Walt Disney Co. (The).........................   118,253   12,856,466            0.4%
    Other Securities..............................            484,573,635           12.8%
                                                             ------------           -----
Total Consumer Discretionary......................            553,192,961           14.7%
                                                             ------------           -----
Consumer Staples -- (3.8%)
    CVS Health Corp...............................   113,204   11,240,025            0.3%
    Procter & Gamble Co. (The)....................   105,525    8,390,293            0.2%
    Wal-Mart Stores, Inc..........................   102,008    7,961,724            0.2%
    Other Securities..............................            134,213,092            3.6%
                                                             ------------           -----
Total Consumer Staples............................            161,805,134            4.3%
                                                             ------------           -----
Energy -- (8.7%)
    Anadarko Petroleum Corp.......................   101,085    9,512,098            0.3%
    Chevron Corp..................................   304,598   33,828,654            0.9%
    ConocoPhillips................................   228,045   15,488,816            0.4%
    Exxon Mobil Corp..............................   556,376   48,610,571            1.3%
    Occidental Petroleum Corp.....................   155,281   12,438,008            0.3%
    Tesoro Corp...................................   131,157   11,257,205            0.3%
    Other Securities..............................            240,578,047            6.4%
                                                             ------------           -----
Total Energy......................................            371,713,399            9.9%
                                                             ------------           -----
Financials -- (20.5%)
    American Financial Group, Inc.................   113,571    7,177,687            0.2%
    American International Group, Inc.............   128,798    7,250,039            0.2%
    Bank of America Corp.......................... 1,204,998   19,195,618            0.5%
    Citigroup, Inc................................   374,753   19,981,830            0.5%
    Fifth Third Bancorp...........................   471,589    9,431,780            0.3%
    Goldman Sachs Group, Inc. (The)...............    52,050   10,223,661            0.3%
    Hartford Financial Services Group, Inc. (The).   257,997   10,518,538            0.3%
    JPMorgan Chase & Co...........................   438,800   27,758,488            0.7%
#   M&T Bank Corp.................................    59,225    7,087,456            0.2%
    Principal Financial Group, Inc................   157,281    8,040,205            0.2%
    Wells Fargo & Co..............................   507,676   27,972,948            0.8%
    Other Securities..............................            723,507,532           19.2%
                                                             ------------           -----
Total Financials..................................            878,145,782           23.4%
                                                             ------------           -----
Health Care -- (7.5%)
*   Actavis P.L.C.................................    26,359    7,455,907            0.2%
    Anthem, Inc...................................    49,131    7,415,342            0.2%
*   Community Health Systems, Inc.................   191,179   10,262,489            0.3%
    Johnson & Johnson.............................    90,854    9,012,717            0.3%
    Merck & Co., Inc..............................   149,737    8,918,336            0.3%
    Pfizer, Inc...................................   459,005   15,574,040            0.4%
    UnitedHealth Group, Inc.......................    73,435    8,180,659            0.2%
    Other Securities..............................            253,757,330            6.6%
                                                             ------------           -----
Total Health Care.................................            320,576,820            8.5%
                                                             ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.1%)
      General Electric Co................................    721,688 $   19,543,311            0.5%
#*    JetBlue Airways Corp...............................    413,533      8,489,832            0.2%
      Ryder System, Inc..................................     88,537      8,442,888            0.2%
      Southwest Airlines Co..............................    457,205     18,544,235            0.5%
      Union Pacific Corp.................................     83,333      8,852,465            0.2%
      Other Securities...................................               497,220,696           13.4%
                                                                     --------------          ------
Total Industrials........................................               561,093,427           15.0%
                                                                     --------------          ------
Information Technology -- (12.5%)
      Apple, Inc.........................................    308,343     38,589,126            1.0%
      Cisco Systems, Inc.................................    314,395      9,064,008            0.3%
      Hewlett-Packard Co.................................    265,841      8,764,778            0.2%
      Intel Corp.........................................    534,019     17,382,318            0.5%
      Microsoft Corp.....................................    241,117     11,727,931            0.3%
*     Qorvo, Inc.........................................    139,934      9,223,050            0.3%
      Visa, Inc. Class A.................................    116,012      7,662,593            0.2%
      Xerox Corp.........................................    731,469      8,411,893            0.2%
      Other Securities...................................               421,404,462           11.2%
                                                                     --------------          ------
Total Information Technology.............................               532,230,159           14.2%
                                                                     --------------          ------
Materials -- (5.1%)
      Other Securities...................................               217,662,759            5.8%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                       259            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 3,216,081            0.1%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
#     AT&T, Inc..........................................  1,415,503     49,033,024            1.3%
#     Frontier Communications Corp.......................  1,416,600      9,717,876            0.3%
      Verizon Communications, Inc........................    259,639     13,096,191            0.4%
      Other Securities...................................                25,401,439            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................                97,248,530            2.6%
                                                                     --------------          ------
Utilities -- (1.1%)
      UGI Corp...........................................    203,452      7,082,164            0.2%
      Other Securities...................................                40,935,711            1.1%
                                                                     --------------          ------
Total Utilities..........................................                48,017,875            1.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,744,903,186           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   235,930            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%. 11,682,509     11,682,509            0.3%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@  DFA Short Term Investment Fund..................... 44,758,285    517,853,355           13.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,099,834,415)................................              $4,274,674,980          113.9%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  553,192,961           --   --    $  553,192,961
  Consumer Staples..............    161,805,134           --   --       161,805,134
  Energy........................    371,713,399           --   --       371,713,399
  Financials....................    878,145,781 $          1   --       878,145,782
  Health Care...................    320,576,820           --   --       320,576,820
  Industrials...................    561,093,427           --   --       561,093,427
  Information Technology........    532,230,159           --   --       532,230,159
  Materials.....................    217,662,759           --   --       217,662,759
  Other.........................             --          259   --               259
  Real Estate Investment Trusts.      3,216,081           --   --         3,216,081
  Telecommunication Services....     97,248,530           --   --        97,248,530
  Utilities.....................     48,017,875           --   --        48,017,875
Rights/Warrants.................             --      235,930   --           235,930
Temporary Cash Investments......     11,682,509           --   --        11,682,509
Securities Lending Collateral...             --  517,853,355   --       517,853,355
                                 -------------- ------------   --    --------------
TOTAL........................... $3,756,585,435 $518,089,545   --    $4,274,674,980
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (81.2%)
Consumer Discretionary -- (14.8%)
#   American Eagle Outfitters, Inc................. 1,460,355 $   23,234,248            0.2%
#*  Buffalo Wild Wings, Inc........................   162,131     25,827,468            0.3%
    Columbia Sportswear Co.........................   372,692     23,367,788            0.2%
#   Cracker Barrel Old Country Store, Inc..........   171,159     22,675,144            0.2%
    CST Brands, Inc................................   535,346     22,329,282            0.2%
    Jack in the Box, Inc...........................   308,443     26,763,599            0.3%
#*  Office Depot, Inc.............................. 3,809,109     35,119,985            0.3%
    Pool Corp......................................   350,107     22,718,443            0.2%
#*  Skechers U.S.A., Inc. Class A..................   320,320     28,803,174            0.3%
#   Thor Industries, Inc...........................   373,197     22,455,263            0.2%
    Vail Resorts, Inc..............................   255,014     25,299,939            0.3%
#   Wolverine World Wide, Inc......................   785,872     24,149,847            0.2%
    Other Securities...............................            1,596,985,393           15.3%
                                                              --------------           -----
Total Consumer Discretionary.......................            1,899,729,573           18.2%
                                                              --------------           -----
Consumer Staples -- (3.1%)
    Other Securities...............................              395,612,232            3.8%
                                                              --------------           -----
Energy -- (3.1%)
    SemGroup Corp. Class A.........................   265,366     22,341,163            0.2%
    Other Securities...............................              377,274,518            3.6%
                                                              --------------           -----
Total Energy.......................................              399,615,681            3.8%
                                                              --------------           -----
Financials -- (14.6%)
    Aspen Insurance Holdings, Ltd..................   492,768     23,027,049            0.2%
#   Bank of the Ozarks, Inc........................   618,798     23,984,610            0.2%
#   First Horizon National Corp.................... 1,639,398     23,361,421            0.2%
    MarketAxess Holdings, Inc......................   280,456     24,077,148            0.2%
    PrivateBancorp, Inc............................   641,956     23,797,309            0.2%
#   Webster Financial Corp.........................   663,249     23,764,212            0.2%
    Other Securities...............................            1,728,060,655           16.8%
                                                              --------------           -----
Total Financials...................................            1,870,072,404           18.0%
                                                              --------------           -----
Health Care -- (8.4%)
#*  Akorn, Inc.....................................   616,939     25,689,340            0.3%
#*  Amsurg Corp....................................   361,614     22,680,430            0.2%
*   Charles River Laboratories International, Inc..   354,585     24,523,099            0.2%
*   Health Net, Inc................................   485,957     25,585,636            0.3%
#*  Impax Laboratories, Inc........................   563,783     25,516,819            0.3%
#*  Molina Healthcare, Inc.........................   390,248     23,114,389            0.2%
#*  PAREXEL International Corp.....................   385,692     24,520,369            0.2%
*   VCA, Inc.......................................   609,114     31,046,541            0.3%
    Other Securities...............................              879,571,190            8.4%
                                                              --------------           -----
Total Health Care..................................            1,082,247,813           10.4%
                                                              --------------           -----
Industrials -- (13.9%)
    AMERCO.........................................    73,055     23,526,632            0.2%
    Corporate Executive Board Co. (The)............   271,712     22,777,617            0.2%
#   Deluxe Corp....................................   360,510     23,343,023            0.2%
#   EnerSys........................................   342,186     23,234,429            0.2%
#*  JetBlue Airways Corp........................... 2,047,846     42,042,278            0.4%
    Other Securities...............................            1,647,022,194           15.9%
                                                              --------------           -----
Total Industrials..................................            1,781,946,173           17.1%
                                                              --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                          Shares        Value+      of Net Assets**
                                                          ------        ------      ---------------
Information Technology -- (15.0%)
    Belden, Inc........................................     276,789 $    23,236,437            0.2%
*   CoreLogic, Inc.....................................     665,901      26,043,388            0.3%
*   EPAM Systems, Inc..................................     391,294      25,320,635            0.3%
#*  Euronet Worldwide, Inc.............................     422,646      24,716,338            0.2%
#   Fair Isaac Corp....................................     254,971      22,554,735            0.2%
#   j2 Global, Inc.....................................     363,147      25,191,507            0.3%
*   Manhattan Associates, Inc..........................     540,337      28,400,113            0.3%
    MAXIMUS, Inc.......................................     410,048      26,247,172            0.3%
*   Microsemi Corp.....................................     710,036      23,686,801            0.2%
*   Qorvo, Inc.........................................     736,851      48,565,849            0.5%
#*  Synaptics, Inc.....................................     301,622      25,553,416            0.3%
#   SYNNEX Corp........................................     308,586      23,606,829            0.2%
#*  Tyler Technologies, Inc............................     190,055      23,177,207            0.2%
#*  ViaSat, Inc........................................     376,159      22,614,679            0.2%
    Other Securities...................................               1,547,608,773           14.7%
                                                                    ---------------          ------
Total Information Technology...........................               1,916,523,879           18.4%
                                                                    ---------------          ------
Materials -- (4.4%)
#   Compass Minerals International, Inc................     266,737      23,560,879            0.2%
    Sensient Technologies Corp.........................     377,587      24,679,086            0.2%
    Other Securities...................................                 513,725,659            5.0%
                                                                    ---------------          ------
Total Materials........................................                 561,965,624            5.4%
                                                                    ---------------          ------
Other -- (0.0%)
    Other Securities...................................                       2,182            0.0%
                                                                    ---------------          ------
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                   2,235,480            0.0%
                                                                    ---------------          ------
Telecommunication Services -- (0.7%)
    Other Securities...................................                  89,436,058            0.9%
                                                                    ---------------          ------
Utilities -- (3.2%)
#   IDACORP, Inc.......................................     372,850      22,494,040            0.2%
#   Portland General Electric Co.......................     635,614      22,348,188            0.2%
    Other Securities...................................                 359,161,335            3.5%
                                                                    ---------------          ------
Total Utilities........................................                 404,003,563            3.9%
                                                                    ---------------          ------
TOTAL COMMON STOCKS....................................              10,403,390,662           99.9%
                                                                    ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                          --            0.0%
                                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                     847,804            0.0%
                                                                    ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves, 0.098%.  45,325,400      45,325,400            0.4%
                                                                    ---------------          ------

SECURITIES LENDING COLLATERAL -- (18.4%)
    (S)@ DFA Short Term Investment Fund................ 203,802,462   2,357,994,486           22.7%
                                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,186,176,754).............................               $12,807,558,352          123.0%
                                                                    ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,899,729,571 $            2   --    $ 1,899,729,573
  Consumer Staples..............     395,612,232             --   --        395,612,232
  Energy........................     399,579,730         35,951   --        399,615,681
  Financials....................   1,870,072,393             11   --      1,870,072,404
  Health Care...................   1,082,247,813             --   --      1,082,247,813
  Industrials...................   1,781,946,173             --   --      1,781,946,173
  Information Technology........   1,916,523,879             --   --      1,916,523,879
  Materials.....................     561,965,624             --   --        561,965,624
  Other.........................              --          2,182   --              2,182
  Real Estate Investment Trusts.       2,235,480             --   --          2,235,480
  Telecommunication Services....      89,436,058             --   --         89,436,058
  Utilities.....................     404,003,563             --   --        404,003,563
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        847,804   --            847,804
Temporary Cash Investments......      45,325,400             --   --         45,325,400
Securities Lending Collateral...              --  2,357,994,486   --      2,357,994,486
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,448,677,916 $2,358,880,436   --    $12,807,558,352
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (84.9%)
Consumer Discretionary -- (16.1%)
*   American Axle & Manufacturing Holdings, Inc.. 694,232 $ 17,307,204            0.3%
#*  BJ's Restaurants, Inc........................ 313,020   14,649,336            0.3%
    Brown Shoe Co., Inc.......................... 473,978   14,077,147            0.3%
#   Children's Place, Inc. (The)................. 253,029   15,348,739            0.3%
#   Drew Industries, Inc......................... 240,193   13,611,737            0.3%
#   EW Scripps Co. (The) Class A................. 622,789   14,504,756            0.3%
#*  Fiesta Restaurant Group, Inc................. 301,173   15,224,295            0.3%
    Finish Line, Inc. (The) Class A.............. 576,314   14,136,982            0.3%
#*  G-III Apparel Group, Ltd..................... 193,446   21,507,326            0.4%
#*  Gentherm, Inc................................ 377,796   19,921,183            0.4%
*   Helen of Troy, Ltd........................... 189,597   16,610,593            0.3%
#*  Krispy Kreme Doughnuts, Inc.................. 764,231   13,603,312            0.3%
    La-Z-Boy, Inc................................ 597,972   15,672,846            0.3%
    Nexstar Broadcasting Group, Inc. Class A..... 290,944   17,008,586            0.3%
    Oxford Industries, Inc....................... 172,818   13,730,390            0.3%
    Papa John's International, Inc............... 372,067   22,833,752            0.5%
#*  Popeyes Louisiana Kitchen, Inc............... 277,691   15,461,835            0.3%
#*  Skechers U.S.A., Inc. Class A................ 250,726   22,545,282            0.4%
#   Sonic Corp................................... 649,021   18,594,452            0.4%
    Other Securities.............................          655,755,923           12.6%
                                                          ------------           -----
Total Consumer Discretionary.....................          972,105,676           18.9%
                                                          ------------           -----
Consumer Staples -- (3.2%)
#*  USANA Health Sciences, Inc................... 136,370   15,510,724            0.3%
    Other Securities.............................          178,978,270            3.5%
                                                          ------------           -----
Total Consumer Staples                                     194,488,994            3.8%
                                                          ------------           -----
Energy -- (2.6%)
    Other Securities.............................          158,548,961            3.1%
                                                          ------------           -----
Financials -- (15.0%)
#*  BofI Holding, Inc............................ 169,744   15,584,197            0.3%
    FBL Financial Group, Inc. Class A............ 269,981   15,731,793            0.3%
    Horace Mann Educators Corp................... 424,649   14,425,327            0.3%
#   Interactive Brokers Group, Inc. Class A...... 540,769   18,359,108            0.4%
#   Pinnacle Financial Partners, Inc............. 326,603   15,562,633            0.3%
*   Western Alliance Bancorp..................... 537,445   16,617,799            0.3%
    Other Securities.............................          813,722,641           15.7%
                                                          ------------           -----
Total Financials.................................          910,003,498           17.6%
                                                          ------------           -----
Health Care -- (9.1%)
*   Cambrex Corp................................. 359,538   13,838,618            0.3%
*   Greatbatch, Inc.............................. 262,100   14,132,432            0.3%
*   ICU Medical, Inc............................. 167,526   14,134,169            0.3%
*   Natus Medical, Inc........................... 371,088   13,993,728            0.3%
*   NuVasive, Inc................................ 318,312   14,238,096            0.3%
    Other Securities.............................          479,728,834            9.2%
                                                          ------------           -----
Total Health Care................................          550,065,877           10.7%
                                                          ------------           -----
Industrials -- (16.7%)
#   AAON, Inc.................................... 623,776   14,951,911            0.3%
    Apogee Enterprises, Inc...................... 334,441   17,598,285            0.3%
*   Dycom Industries, Inc........................ 316,346   14,545,589            0.3%
    EnPro Industries, Inc........................ 221,075   14,151,011            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      Interface, Inc.....................................    646,523 $   14,048,945            0.3%
      Korn/Ferry International...........................    449,929     14,186,261            0.3%
*     Meritor, Inc.......................................  1,158,189     15,195,440            0.3%
      Mueller Water Products, Inc. Class A...............  1,596,977     14,947,705            0.3%
#*    Taser International, Inc...........................    577,211     17,426,000            0.3%
      Other Securities...................................               874,837,232           16.9%
                                                                     --------------          ------
Total Industrials........................................             1,011,888,379           19.6%
                                                                     --------------          ------
Information Technology -- (14.8%)
*     Cirrus Logic, Inc..................................    456,859     15,432,697            0.3%
#     Cypress Semiconductor Corp.........................  1,022,927     13,625,388            0.3%
#*    Infinera Corp......................................    832,336     15,647,917            0.3%
*     Integrated Device Technology, Inc..................    922,937     16,788,224            0.3%
*     Manhattan Associates, Inc..........................    363,396     19,100,094            0.4%
      Methode Electronics, Inc...........................    458,282     19,458,654            0.4%
#*    Netscout Systems, Inc..............................    356,640     14,657,904            0.3%
*     Qorvo, Inc.........................................    286,146     18,859,883            0.4%
      Tessera Technologies, Inc..........................    397,724     14,361,814            0.3%
      Other Securities...................................               748,376,551           14.4%
                                                                     --------------          ------
Total Information Technology.............................               896,309,126           17.4%
                                                                     --------------          ------
Materials -- (4.7%)
      Other Securities...................................               282,459,678            5.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                     9,268            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 1,274,917            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
      Other Securities...................................                73,939,488            1.4%
                                                                     --------------          ------
Utilities -- (1.5%)
      American States Water Co...........................    385,320     14,792,435            0.3%
      Other Securities...................................                77,813,453            1.5%
                                                                     --------------          ------
Total Utilities                                                          92,605,888            1.8%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,143,699,750           99.8%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   420,237            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.098%.  4,274,740      4,274,740            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund..................... 78,406,839    907,167,130           17.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,420,885,645)................................              $6,055,561,857          117.5%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary....... $  972,105,675 $          1   --    $  972,105,676
 Consumer Staples.............    194,488,994           --   --       194,488,994
 Energy.......................    158,416,293      132,668   --       158,548,961
 Financials...................    910,003,486           12   --       910,003,498
 Health Care..................    550,065,877           --   --       550,065,877
 Industrials..................  1,011,888,379           --   --     1,011,888,379
 Information Technology.......    896,309,126           --   --       896,309,126
 Materials....................    282,459,678           --   --       282,459,678
 Other........................             --        9,268   --             9,268
 Real Estate Investment Trusts      1,274,917           --   --         1,274,917
 Telecommunication Services...     73,939,488           --   --        73,939,488
 Utilities....................     92,605,888           --   --        92,605,888
Preferred Stocks
 Other........................             --           --   --                --
Rights/Warrants...............             --      420,237   --           420,237
Temporary Cash Investments....      4,274,740           --   --         4,274,740
Securities Lending Collateral.             --  907,167,130   --       907,167,130
                               -------------- ------------   --    --------------
TOTAL......................... $5,147,832,541 $907,729,316   --    $6,055,561,857
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (96.7%)
Real Estate Investment Trusts -- (96.7%)
    Alexandria Real Estate Equities, Inc..........   794,387 $   73,385,471            1.1%
    American Campus Communities, Inc.............. 1,157,485     46,461,448            0.7%
    American Realty Capital Properties, Inc....... 5,601,919     50,585,329            0.7%
    Apartment Investment & Management Co. Class A. 1,657,265     62,528,608            0.9%
#   AvalonBay Communities, Inc.................... 1,444,626    237,409,837            3.5%
#   BioMed Realty Trust, Inc...................... 2,155,668     44,730,111            0.7%
    Boston Properties, Inc........................ 1,688,868    223,454,125            3.3%
    Camden Property Trust.........................   944,565     70,917,940            1.0%
    CubeSmart..................................... 1,731,787     39,952,326            0.6%
#   DDR Corp...................................... 3,281,214     55,944,699            0.8%
#   Digital Realty Trust, Inc..................... 1,495,824     94,850,200            1.4%
    Douglas Emmett, Inc........................... 1,479,239     42,158,311            0.6%
    Duke Realty Corp.............................. 3,685,124     73,002,306            1.1%
    Equity Lifestyle Properties, Inc..............   865,049     45,691,888            0.7%
    Equity Residential............................ 3,763,291    277,956,673            4.1%
    Essex Property Trust, Inc.....................   698,726    155,082,236            2.3%
    Extra Space Storage, Inc...................... 1,209,108     79,716,490            1.2%
    Federal Realty Investment Trust...............   737,547     98,587,907            1.5%
    General Growth Properties, Inc................ 5,822,508    159,536,719            2.3%
    HCP, Inc...................................... 5,039,898    203,057,490            3.0%
#   Health Care REIT, Inc......................... 3,472,997    250,125,244            3.7%
#   Highwoods Properties, Inc..................... 1,008,683     43,413,716            0.6%
#   Home Properties, Inc..........................   622,576     45,796,691            0.7%
#   Hospitality Properties Trust.................. 1,615,469     48,593,308            0.7%
    Host Hotels & Resorts, Inc.................... 8,303,327    167,229,006            2.5%
    Kilroy Realty Corp............................   929,681     65,998,054            1.0%
    Kimco Realty Corp............................. 4,545,171    109,538,621            1.6%
    LaSalle Hotel Properties...................... 1,198,682     43,979,643            0.7%
    Liberty Property Trust........................ 1,630,439     56,804,495            0.8%
    Macerich Co. (The)............................ 1,672,007    136,703,292            2.0%
    Mid-America Apartment Communities, Inc........   820,050     61,183,930            0.9%
    National Retail Properties, Inc............... 1,412,478     54,239,155            0.8%
    Omega Healthcare Investors, Inc............... 1,401,241     50,570,788            0.7%
    Prologis, Inc................................. 5,497,857    221,013,851            3.3%
    Public Storage................................ 1,576,434    296,227,713            4.4%
#   Realty Income Corp............................ 2,472,297    116,123,790            1.7%
    Regency Centers Corp.......................... 1,005,379     63,117,694            0.9%
    RLJ Lodging Trust............................. 1,323,709     39,274,446            0.6%
#   Senior Housing Properties Trust............... 2,278,276     46,636,310            0.7%
    Simon Property Group, Inc..................... 3,332,595    604,832,667            8.9%
#   SL Green Realty Corp.......................... 1,064,151    130,209,516            1.9%
    Spirit Realty Capital, Inc.................... 3,425,695     38,676,097            0.6%
    Sunstone Hotel Investors, Inc................. 2,270,755     35,378,363            0.5%
#   Tanger Factory Outlet Centers, Inc............ 1,070,241     35,938,693            0.5%
    Taubman Centers, Inc..........................   693,902     49,967,883            0.7%
#   UDR, Inc...................................... 2,778,205     91,041,778            1.3%
    Ventas, Inc................................... 3,417,626    235,474,431            3.5%
    Vornado Realty Trust.......................... 1,860,446    192,537,557            2.8%
    Weingarten Realty Investors................... 1,252,267     41,024,267            0.6%
    WP Carey, Inc.................................   596,080     37,839,158            0.6%
    Other Securities..............................            1,254,548,886           18.3%
                                                             --------------          ------
TOTAL COMMON STOCKS...............................            6,799,049,157          100.0%
                                                             --------------          ------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.098%. 13,788,584 $   13,788,584            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund..................... 18,933,491    219,060,495            3.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,805,256,039)................................              $7,031,898,236          103.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Real Estate Investment Trusts $6,799,049,157           --   --    $6,799,049,157
Temporary Cash Investments....     13,788,584           --   --        13,788,584
Securities Lending Collateral.             -- $219,060,495   --       219,060,495
                               -------------- ------------   --    --------------
TOTAL......................... $6,812,837,741 $219,060,495   --    $7,031,898,236
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (90.7%)
AUSTRALIA -- (5.9%)
    Australia & New Zealand Banking Group, Ltd.. 490,438 $ 13,123,069            0.4%
    BHP Billiton, Ltd........................... 732,266   18,699,416            0.6%
#   Commonwealth Bank of Australia.............. 342,418   23,968,221            0.7%
    National Australia Bank, Ltd................ 405,948   11,754,374            0.4%
    Westpac Banking Corp........................ 453,022   13,015,624            0.4%
    Other Securities............................          133,447,775            3.9%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          214,008,479            6.4%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            7,980,916            0.2%
                                                         ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 149,950   18,256,154            0.5%
    Other Securities............................           26,182,765            0.8%
                                                         ------------            ----
TOTAL BELGIUM...................................           44,438,919            1.3%
                                                         ------------            ----

CANADA -- (8.5%)
    Bank of Nova Scotia (The)................... 185,068   10,205,200            0.3%
    Canadian National Railway Co................ 154,560    9,979,465            0.3%
    Royal Bank of Canada........................ 250,720   16,647,476            0.5%
#   Toronto-Dominion Bank (The)................. 275,719   12,729,008            0.4%
*   Valeant Pharmaceuticals International, Inc..  58,582   12,703,530            0.4%
    Other Securities............................          247,627,918            7.4%
                                                         ------------            ----
TOTAL CANADA....................................          309,892,597            9.3%
                                                         ------------            ----

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B................... 341,045   19,146,496            0.6%
    Other Securities............................           34,791,210            1.0%
                                                         ------------            ----
TOTAL DENMARK...................................           53,937,706            1.6%
                                                         ------------            ----

FINLAND -- (0.8%)
    Other Securities............................           29,095,817            0.9%
                                                         ------------            ----

FRANCE -- (7.9%)
    BNP Paribas SA.............................. 182,957   11,553,967            0.3%
    Cie de Saint-Gobain......................... 225,556   10,250,863            0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.........  63,651   11,130,412            0.3%
    Sanofi...................................... 157,960   16,078,813            0.5%
    Total SA.................................... 356,850   19,323,410            0.6%
    Other Securities............................          222,104,972            6.7%
                                                         ------------            ----
TOTAL FRANCE....................................          290,442,437            8.7%
                                                         ------------            ----

GERMANY -- (6.8%)
#   BASF SE..................................... 199,808   19,850,529            0.6%
    Bayer AG.................................... 153,890   22,149,785            0.7%
    Daimler AG.................................. 238,746   22,954,633            0.7%
    Deutsche Telekom AG......................... 665,682   12,235,668            0.4%
    SAP SE...................................... 139,819   10,565,422            0.3%
    Siemens AG.................................. 139,769   15,204,337            0.5%
    Other Securities............................          145,111,361            4.2%
                                                         ------------            ----
TOTAL GERMANY...................................          248,071,735            7.4%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................... 2,360,600 $ 15,699,109            0.5%
    Other Securities.........................             86,464,365            2.5%
                                                        ------------           -----
TOTAL HONG KONG..............................            102,163,474            3.0%
                                                        ------------           -----

IRELAND -- (0.4%)
    Other Securities.........................             15,181,825            0.4%
                                                        ------------           -----

ISRAEL -- (0.5%)
    Other Securities.........................             18,612,088            0.6%
                                                        ------------           -----

ITALY -- (1.8%)
    Other Securities.........................             64,388,057            1.9%
                                                        ------------           -----

JAPAN -- (18.7%)
    Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897   10,336,869            0.3%
#   Mizuho Financial Group, Inc.............. 5,314,405   10,130,742            0.3%
    Softbank Corp............................   207,700   12,983,390            0.4%
    Sumitomo Mitsui Financial Group, Inc.....   257,540   11,245,378            0.4%
    Toyota Motor Corp........................   359,100   24,996,635            0.8%
    Toyota Motor Corp. Sponsored ADR.........    98,521   13,696,389            0.4%
    Other Securities.........................            601,866,794           17.9%
                                                        ------------           -----
TOTAL JAPAN..................................            685,256,197           20.5%
                                                        ------------           -----

NETHERLANDS -- (2.3%)
    Unilever NV..............................   261,345   11,400,025            0.3%
    Other Securities.........................             73,256,743            2.2%
                                                        ------------           -----
TOTAL NETHERLANDS............................             84,656,768            2.5%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.........................              3,375,591            0.1%
                                                        ------------           -----

NORWAY -- (0.7%)
    Other Securities.........................             26,379,623            0.8%
                                                        ------------           -----

PORTUGAL -- (0.2%)
    Other Securities.........................              5,569,935            0.2%
                                                        ------------           -----

SINGAPORE -- (1.3%)
    Other Securities.........................             48,434,545            1.4%
                                                        ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA....................... 1,541,479   11,654,456            0.3%
    Telefonica SA............................   654,956    9,968,724            0.3%
    Other Securities.........................             78,547,072            2.4%
                                                        ------------           -----
TOTAL SPAIN..................................            100,170,252            3.0%
                                                        ------------           -----

SWEDEN -- (2.5%)
    Other Securities.........................             92,846,033            2.8%
                                                        ------------           -----

SWITZERLAND -- (7.4%)
    Nestle SA................................   556,733   43,193,691            1.3%
    Novartis AG..............................   396,082   40,428,928            1.2%
    Roche Holding AG.........................   159,373   45,605,396            1.4%
    Zurich Insurance Group AG................    31,885    9,841,406            0.3%
    Other Securities.........................            133,037,227            3.9%
                                                        ------------           -----
TOTAL SWITZERLAND............................            272,106,648            8.1%
                                                        ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
UNITED KINGDOM -- (16.4%)
      AstraZeneca P.L.C.......................    156,348 $   10,729,630            0.3%
      BG Group P.L.C..........................    671,968     12,171,720            0.4%
      BP P.L.C. Sponsored ADR.................    546,435     23,584,135            0.7%
      British American Tobacco P.L.C..........    328,565     18,052,537            0.5%
      Diageo P.L.C. Sponsored ADR.............     97,977     10,877,407            0.3%
      GlaxoSmithKline P.L.C...................    576,589     13,317,284            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR....    251,446     11,604,233            0.4%
      HSBC Holdings P.L.C.....................  1,758,504     17,566,571            0.5%
      HSBC Holdings P.L.C. Sponsored ADR......    376,440     18,682,716            0.6%
      Lloyds Banking Group P.L.C..............  8,506,806     10,074,412            0.3%
      Reckitt Benckiser Group P.L.C...........    128,007     11,393,183            0.3%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...    236,955     15,304,923            0.5%
      Royal Dutch Shell P.L.C. ADR(780259206).    214,807     13,625,208            0.4%
      Other Securities........................               412,340,105           12.3%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               599,324,064           17.9%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,316,333,706           99.0%
                                                          --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                11,673,414            0.4%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                11,673,414            0.4%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
CANADA -- (0.0%)
      Other Securities........................                     1,296            0.0%
                                                          --------------          ------

ITALY -- (0.0%)
      Other Securities........................                        --            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   264,438            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   265,734            0.0%
                                                          --------------          ------

                                                             Value+
                                                   -         ------             -
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund.......... 28,598,960    330,889,967            9.9%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,959,144,439).....................              $3,659,162,821          109.3%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  6,169,448 $  207,839,031   --    $  214,008,479
  Austria.....................       35,472      7,945,444   --         7,980,916
  Belgium.....................    4,126,990     40,311,929   --        44,438,919
  Canada......................  309,892,597             --   --       309,892,597
  Denmark.....................    5,314,195     48,623,511   --        53,937,706
  Finland.....................    1,386,282     27,709,535   --        29,095,817
  France......................   11,948,473    278,493,964   --       290,442,437
  Germany.....................   20,957,031    227,114,704   --       248,071,735
  Hong Kong...................      709,309    101,454,165   --       102,163,474
  Ireland.....................    3,336,032     11,845,793   --        15,181,825
  Israel......................   10,636,573      7,975,515   --        18,612,088
  Italy.......................    4,995,231     59,392,826   --        64,388,057
  Japan.......................   44,401,621    640,854,576   --       685,256,197
  Netherlands.................   13,349,790     71,306,978   --        84,656,768
  New Zealand.................           --      3,375,591   --         3,375,591
  Norway......................    1,374,415     25,005,208   --        26,379,623
  Portugal....................           --      5,569,935   --         5,569,935
  Singapore...................           --     48,434,545   --        48,434,545
  Spain.......................   19,031,082     81,139,170   --       100,170,252
  Sweden......................      197,925     92,648,108   --        92,846,033
  Switzerland.................   18,407,490    253,699,158   --       272,106,648
  United Kingdom..............  175,316,821    424,007,243   --       599,324,064
Preferred Stocks
  Germany.....................           --     11,673,414   --        11,673,414
Rights/Warrants
  Canada......................           --          1,296   --             1,296
  Italy.......................           --             --   --                --
  Spain.......................           --        264,438   --           264,438
Securities Lending Collateral.           --    330,889,967   --       330,889,967
                               ------------ --------------   --    --------------
TOTAL......................... $651,586,777 $3,007,576,044   --    $3,659,162,821
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (89.1%)
AUSTRALIA -- (5.5%)
    Australia & New Zealand Banking Group, Ltd.. 1,444,710 $   38,657,341            0.3%
    BHP Billiton, Ltd........................... 2,103,984     53,728,116            0.4%
    Commonwealth Bank of Australia..............   516,260     36,136,633            0.3%
    Macquarie Group, Ltd........................   580,798     35,586,948            0.3%
    National Australia Bank, Ltd................ 1,535,170     44,451,412            0.3%
    Other Securities............................              660,158,546            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              868,718,996            6.1%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               59,390,107            0.4%
                                                           --------------            ----

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.....................   314,211     38,254,647            0.3%
    Other Securities............................              174,757,122            1.2%
                                                           --------------            ----
TOTAL BELGIUM...................................              213,011,769            1.5%
                                                           --------------            ----

CANADA -- (7.7%)
#   Toronto-Dominion Bank (The).................   683,444     31,552,284            0.2%
    Other Securities............................            1,189,500,016            8.4%
                                                           --------------            ----
TOTAL CANADA....................................            1,221,052,300            8.6%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                2,531,631            0.0%
                                                           --------------            ----

DENMARK -- (1.4%)
    Other Securities............................              221,240,854            1.6%
                                                           --------------            ----

FINLAND -- (1.4%)
    Other Securities............................              222,207,966            1.6%
                                                           --------------            ----

FRANCE -- (6.9%)
    Cie de Saint-Gobain.........................   681,688     30,980,732            0.2%
    Cie Generale des Etablissements Michelin....   314,885     35,114,655            0.3%
#   GDF Suez.................................... 2,062,344     41,961,250            0.3%
    Orange SA................................... 2,015,284     33,194,373            0.2%
    Total SA.................................... 1,777,110     96,230,419            0.7%
    Total SA Sponsored ADR......................   579,735     31,363,663            0.2%
    Other Securities............................              820,291,638            5.8%
                                                           --------------            ----
TOTAL FRANCE....................................            1,089,136,730            7.7%
                                                           --------------            ----

GERMANY -- (5.7%)
#   BASF SE.....................................   338,816     33,660,698            0.2%
    Bayerische Motoren Werke AG.................   404,239     47,685,889            0.3%
    Daimler AG..................................   805,491     77,445,278            0.6%
    Deutsche Telekom AG......................... 2,515,406     46,234,799            0.3%
    Fresenius SE & Co. KGaA.....................   597,059     35,520,783            0.3%
    Other Securities............................              665,265,499            4.7%
                                                           --------------            ----
TOTAL GERMANY...................................              905,812,946            6.4%
                                                           --------------            ----

GREECE -- (0.0%)
    Other Securities............................                       --            0.0%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
HONG KONG -- (2.7%)
    Other Securities...................................            $  419,244,234            3.0%
                                                                   --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................                74,797,609            0.5%
                                                                   --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    572,884     34,613,651            0.3%
    Other Securities...................................                58,234,079            0.3%
                                                                   --------------           -----
TOTAL ISRAEL...........................................                92,847,730            0.6%
                                                                   --------------           -----

ITALY -- (2.3%)
    Eni SpA............................................  1,624,563     31,168,623            0.2%
    Other Securities...................................               332,843,998            2.4%
                                                                   --------------           -----
TOTAL ITALY............................................               364,012,621            2.6%
                                                                   --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd...............................  1,073,700     35,996,179            0.3%
    Mitsubishi UFJ Financial Group, Inc................  6,681,900     47,470,556            0.4%
    Mizuho Financial Group, Inc........................ 17,485,260     33,331,795            0.3%
    Sumitomo Mitsui Financial Group, Inc...............    821,470     35,869,147            0.3%
    Toyota Motor Corp..................................  1,317,786     91,729,922            0.7%
#   Toyota Motor Corp. Sponsored ADR...................    386,541     53,736,930            0.4%
    Other Securities...................................             2,842,037,566           19.7%
                                                                   --------------           -----
TOTAL JAPAN............................................             3,140,172,095           22.1%
                                                                   --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................               365,830,494            2.6%
                                                                   --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................                44,789,732            0.3%
                                                                   --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................               125,782,804            0.9%
                                                                   --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................                45,035,391            0.3%
                                                                   --------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                    39,748            0.0%
                                                                   --------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................               183,647,845            1.3%
                                                                   --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA.................................  4,708,157     35,596,338            0.3%
    Iberdrola SA.......................................  5,958,202     39,879,955            0.3%
    Other Securities...................................               292,754,444            2.0%
                                                                   --------------           -----
TOTAL SPAIN............................................               368,230,737            2.6%
                                                                   --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................               435,114,917            3.1%
                                                                   --------------           -----

SWITZERLAND -- (6.3%)
    ABB, Ltd...........................................  1,440,614     31,567,357            0.2%
    Cie Financiere Richemont SA........................    371,288     33,093,980            0.3%
    Nestle SA..........................................  2,133,314    165,511,487            1.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG.............................    326,834 $    33,360,638            0.3%
    Novartis AG ADR.........................    797,913      81,227,543            0.6%
    Roche Holding AG........................    154,681      44,262,756            0.3%
    Swiss Re AG.............................    356,187      31,596,411            0.2%
    Syngenta AG.............................     92,858      31,073,027            0.2%
    Zurich Insurance Group AG...............    104,843      32,360,124            0.2%
    Other Securities........................                510,105,147            3.5%
                                                        ---------------           -----
TOTAL SWITZERLAND...........................                994,158,470            7.0%
                                                        ---------------           -----

UNITED KINGDOM -- (16.5%)
#   AstraZeneca P.L.C. Sponsored ADR........    493,171      33,772,350            0.2%
    Aviva P.L.C.............................  5,620,290      45,217,798            0.3%
    Barclays P.L.C. Sponsored ADR...........  2,018,783      31,775,644            0.2%
    BG Group P.L.C..........................  2,591,251      46,936,731            0.3%
#   BHP Billiton P.L.C. ADR.................    640,567      30,939,386            0.2%
#   BP P.L.C. Sponsored ADR.................  2,103,801      90,800,049            0.6%
    HSBC Holdings P.L.C. Sponsored ADR......  1,793,653      89,018,998            0.6%
    Lloyds Banking Group P.L.C.............. 53,682,194      63,574,571            0.5%
#   Rio Tinto P.L.C. Sponsored ADR..........    934,161      41,841,071            0.3%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...  1,361,684      87,951,170            0.6%
    Royal Dutch Shell P.L.C. ADR(780259206).    560,608      35,559,365            0.3%
    Vodafone Group P.L.C. Sponsored ADR.....  1,203,073      42,348,160            0.3%
    Other Securities........................              1,961,389,824           13.9%
                                                        ---------------           -----
TOTAL UNITED KINGDOM........................              2,601,125,117           18.3%
                                                        ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  1,099,032            0.0%
                                                        ---------------           -----
TOTAL COMMON STOCKS.........................             14,059,031,875           99.1%
                                                        ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
#   Volkswagen AG...........................    148,846      38,319,753            0.3%
    Other Securities........................                 10,741,015            0.1%
                                                        ---------------           -----
TOTAL GERMANY...............................                 49,060,768            0.4%
                                                        ---------------           -----
TOTAL PREFERRED STOCKS......................                 49,060,768            0.4%
                                                        ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

BELGIUM -- (0.0%)
    Other Securities........................                     63,930            0.0%
                                                        ---------------           -----

CANADA -- (0.0%)
    Other Securities........................                      6,124            0.0%
                                                        ---------------           -----

FRANCE -- (0.0%)
    Other Securities........................                        216            0.0%
                                                        ---------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                  1,359,146            0.0%
                                                        ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                           Shares        Value++     of Net Assets**
                                           ------        -------     ---------------
ITALY -- (0.0%)
        Other Securities................             $            --            0.0%
                                                     ---------------          ------

SINGAPORE -- (0.0%)
        Other Securities................                       3,616            0.0%
                                                     ---------------          ------

SPAIN -- (0.0%)
        Other Securities................                     808,007            0.0%
                                                     ---------------          ------

TOTAL RIGHTS/WARRANTS                                      2,241,039            0.0%
                                                     ---------------          ------

                                                         Value+
                                             -           ------             -
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@    DFA Short Term Investment Fund.. 145,300,257   1,681,123,971           11.8%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $14,128,132,694).................             $15,791,457,653          111.3%
                                                     ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   43,305,635 $   825,413,361   --    $   868,718,996
  Austria.....................         62,076      59,328,031   --         59,390,107
  Belgium.....................     19,096,678     193,915,091   --        213,011,769
  Canada......................  1,219,363,185       1,689,115   --      1,221,052,300
  China.......................             --       2,531,631   --          2,531,631
  Denmark.....................     11,274,876     209,965,978   --        221,240,854
  Finland.....................      3,086,649     219,121,317   --        222,207,966
  France......................     86,856,638   1,002,280,092   --      1,089,136,730
  Germany.....................     74,952,788     830,860,158   --        905,812,946
  Greece......................             --              --   --                 --
  Hong Kong...................      2,053,043     417,191,191   --        419,244,234
  Ireland.....................     15,692,093      59,105,516   --         74,797,609
  Israel......................     38,423,115      54,424,615   --         92,847,730
  Italy.......................     14,708,148     349,304,473   --        364,012,621
  Japan.......................    126,795,112   3,013,376,983   --      3,140,172,095
  Netherlands.................     54,770,740     311,059,754   --        365,830,494
  New Zealand.................        119,447      44,670,285   --         44,789,732
  Norway......................     18,560,856     107,221,948   --        125,782,804
  Portugal....................        287,216      44,748,175   --         45,035,391
  Russia......................             --          39,748   --             39,748
  Singapore...................        116,413     183,531,432   --        183,647,845
  Spain.......................     36,027,426     332,203,311   --        368,230,737
  Sweden......................      6,726,578     428,388,339   --        435,114,917
  Switzerland.................    121,716,972     872,441,498   --        994,158,470
  United Kingdom..............    681,311,168   1,919,813,949   --      2,601,125,117
  United States...............      1,099,032              --   --          1,099,032
Preferred Stocks
  Germany.....................             --      49,060,768   --         49,060,768
Rights/Warrants
  Australia...................             --              --   --                 --
  Austria.....................             --              --   --                 --
  Belgium.....................             --          63,930   --             63,930
  Canada......................             --           6,124   --              6,124
  France......................             --             216   --                216
  Hong Kong...................             --       1,359,146   --          1,359,146
  Italy.......................             --              --   --                 --
  Singapore...................             --           3,616   --              3,616
  Spain.......................             --         808,007   --            808,007
Securities Lending Collateral.             --   1,681,123,971   --      1,681,123,971
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,576,405,884 $13,215,051,769   --    $15,791,457,653
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,207,247,615
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,130,587,227
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,038,785,793
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,144,646,503
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    773,442,749
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,039,542,293)...............................  9,294,709,887
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,039,542,293)............................... $9,294,709,887
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,294,709,887   --      --    $9,294,709,887
                                  --------------   --      --    --------------
 TOTAL........................... $9,294,709,887   --      --    $9,294,709,887
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $495,754,357
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $458,162,551).......................................... $495,754,357
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $267,083,342
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $267,789,038).......................................... $267,083,342
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company....................... $36,728,406
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $24,933,274)........................................... $36,728,406
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $247,535,115
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $207,811,069).......................................... $247,535,115
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (18.0%)
#   Dexus Property Group...............  8,291,279 $ 48,176,929            1.4%
    Federation Centres................. 12,370,477   28,740,513            0.8%
    Goodman Group...................... 14,899,843   73,111,970            2.1%
    GPT Group (The).................... 14,944,562   52,668,960            1.5%
    Novion Property Group.............. 18,816,952   36,598,234            1.1%
    Scentre Group...................... 44,200,553  130,200,270            3.8%
    Stockland.......................... 20,195,571   70,583,677            2.0%
#   Westfield Corp..................... 17,021,992  126,554,653            3.7%
    Other Securities...................              82,764,611            2.4%
                                                   ------------           -----
TOTAL AUSTRALIA........................             649,399,817           18.8%
                                                   ------------           -----

BELGIUM -- (1.4%)
#   Cofinimmo SA.......................    158,956   17,543,761            0.5%
    Other Securities...................              33,951,679            1.0%
                                                   ------------           -----
TOTAL BELGIUM..........................              51,495,440            1.5%
                                                   ------------           -----

CANADA -- (5.1%)
#   H&R REIT...........................  1,207,829   23,175,505            0.7%
#   RioCan REIT........................  1,351,911   33,458,817            1.0%
    Other Securities...................             128,571,266            3.7%
                                                   ------------           -----
TOTAL CANADA...........................             185,205,588            5.4%
                                                   ------------           -----

CHINA -- (0.2%)
    Other Securities...................               6,849,972            0.2%
                                                   ------------           -----

FRANCE -- (5.2%)
#   Fonciere Des Regions...............    279,702   26,478,954            0.8%
#   Gecina SA..........................    257,266   35,282,160            1.0%
    ICADE..............................    349,172   30,369,492            0.9%
    Klepierre..........................  1,616,962   78,431,743            2.3%
    Other Securities...................              17,023,850            0.4%
                                                   ------------           -----
TOTAL FRANCE...........................             187,586,199            5.4%
                                                   ------------           -----

GERMANY -- (0.5%)
    Other Securities...................              17,047,060            0.5%
                                                   ------------           -----

GREECE -- (0.0%)
    Other Securities...................                 768,235            0.0%
                                                   ------------           -----

HONG KONG -- (4.6%)
    Link REIT (The).................... 21,239,305  131,746,894            3.8%
    Other Securities...................              34,926,480            1.0%
                                                   ------------           -----
TOTAL HONG KONG........................             166,673,374            4.8%
                                                   ------------           -----

ISRAEL -- (0.3%)
    Other Securities...................               9,944,140            0.3%
                                                   ------------           -----

ITALY -- (0.4%)
    Other Securities...................              13,313,933            0.4%
                                                   ------------           -----

JAPAN -- (18.0%)
#   Advance Residence Investment Corp..     11,879   28,025,855            0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (Continued)
#   Frontier Real Estate Investment Corp..      4,480 $ 21,906,925            0.6%
#   Japan Hotel REIT Investment Corp......     29,863   22,006,037            0.6%
#   Japan Logistics Fund, Inc.............      8,174   17,333,837            0.5%
    Japan Prime Realty Investment Corp....      7,140   25,617,633            0.7%
    Japan Real Estate Investment Corp.....     11,385   53,760,397            1.6%
    Japan Retail Fund Investment Corp.....     22,102   47,052,108            1.4%
    Kenedix Office Investment Corp........      4,143   22,417,214            0.7%
    Mori Hills REIT Investment Corp.......     13,749   18,868,777            0.5%
#   Mori Trust Sogo Reit, Inc.............     10,837   21,348,923            0.6%
#   Nippon Accommodations Fund, Inc.......      4,367   16,943,637            0.5%
#   Nippon Building Fund, Inc.............     12,851   63,944,962            1.9%
    Nomura Real Estate Office Fund, Inc...      3,907   17,958,868            0.5%
#   Orix JREIT, Inc.......................     19,608   28,983,713            0.8%
#   United Urban Investment Corp..........     22,860   36,285,050            1.1%
    Other Securities......................             203,534,181            5.9%
                                                      ------------           -----
TOTAL JAPAN...............................             645,988,117           18.7%
                                                      ------------           -----

MALAYSIA -- (0.7%)
    Other Securities......................              24,869,296            0.7%
                                                      ------------           -----

MEXICO -- (1.8%)
    Fibra Uno Administracion S.A. de C.V.. 17,222,405   42,949,369            1.2%
    Other Securities......................              20,595,133            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              63,544,502            1.8%
                                                      ------------           -----

NETHERLANDS -- (8.0%)
    Unibail-Rodamco SE....................    853,314  235,608,927            6.8%
#   Wereldhave NV.........................    337,235   21,646,954            0.6%
    Other Securities......................              29,213,325            0.9%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             286,469,206            8.3%
                                                      ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities......................              25,382,313            0.7%
                                                      ------------           -----

SINGAPORE -- (7.3%)
    Ascendas REIT......................... 18,391,800   34,274,493            1.0%
    CapitaCommercial Trust................ 19,649,000   25,122,981            0.7%
    CapitaMall Trust...................... 21,840,400   36,061,534            1.0%
    Suntec REIT........................... 21,489,900   28,688,432            0.8%
    Other Securities......................             139,381,741            4.1%
                                                      ------------           -----
TOTAL SINGAPORE...........................             263,529,181            7.6%
                                                      ------------           -----

SOUTH AFRICA -- (4.5%)
    Growthpoint Properties, Ltd........... 23,342,934   54,752,668            1.6%
    Redefine Properties, Ltd.............. 28,841,346   29,216,763            0.9%
    Resilient Property Income Fund, Ltd...  2,107,018   17,630,181            0.5%
    Other Securities......................              59,056,824            1.6%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             160,656,436            4.6%
                                                      ------------           -----

TAIWAN -- (0.4%)
    Other Securities......................              13,164,883            0.4%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
TURKEY -- (0.8%)
#     Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,659,886 $   21,554,095            0.6%
      Other Securities...............................                 9,247,213            0.3%
                                                                 --------------          ------
TOTAL TURKEY.........................................                30,801,308            0.9%
                                                                 --------------          ------

UNITED KINGDOM -- (16.6%)
      British Land Co. P.L.C. (The)..................  8,886,428    113,180,357            3.3%
      Derwent London P.L.C...........................    881,301     46,387,706            1.3%
      Great Portland Estates P.L.C...................  3,074,249     37,527,587            1.1%
      Hammerson P.L.C................................  7,226,072     74,035,066            2.1%
      Intu Properties P.L.C..........................  8,363,603     43,875,671            1.3%
      Land Securities Group P.L.C....................  7,208,101    137,937,979            4.0%
      Segro P.L.C....................................  6,598,885     43,351,032            1.3%
      Shaftesbury P.L.C..............................  2,495,691     32,094,763            0.9%
      Other Securities...............................                68,411,507            2.0%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               596,801,668           17.3%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,399,490,668           98.3%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

BELGIUM -- (0.0%)
      Other Securities...............................                    93,709            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                    93,709            0.0%
                                                                 --------------          ------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund................. 17,065,670    197,449,797            5.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,149,367,233)............................              $3,597,034,174          104.0%
                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  649,399,817   --    $  649,399,817
  Belgium.....................           --     51,495,440   --        51,495,440
  Canada...................... $185,205,588             --   --       185,205,588
  China.......................           --      6,849,972   --         6,849,972
  France......................           --    187,586,199   --       187,586,199
  Germany.....................           --     17,047,060   --        17,047,060
  Greece......................           --        768,235   --           768,235
  Hong Kong...................           --    166,673,374   --       166,673,374
  Israel......................           --      9,944,140   --         9,944,140
  Italy.......................           --     13,313,933   --        13,313,933
  Japan.......................           --    645,988,117   --       645,988,117
  Malaysia....................           --     24,869,296   --        24,869,296
  Mexico......................   63,544,502             --   --        63,544,502
  Netherlands.................           --    286,469,206   --       286,469,206
  New Zealand.................           --     25,382,313   --        25,382,313
  Singapore...................           --    263,529,181   --       263,529,181
  South Africa................    4,769,469    155,886,967   --       160,656,436
  Taiwan......................           --     13,164,883   --        13,164,883
  Turkey......................           --     30,801,308   --        30,801,308
  United Kingdom..............           --    596,801,668   --       596,801,668
Rights/Warrants
  Australia...................           --             --   --                --
  Belgium.....................           --         93,709   --            93,709
Securities Lending Collateral.           --    197,449,797   --       197,449,797
                               ------------ --------------   --    --------------
TOTAL......................... $253,519,559 $3,343,514,615   --    $3,597,034,174
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                          Percentage
                                                   Shares     Value+    of Net Assets**
                                                   ------     ------    ---------------
COMMON STOCKS -- (3.6%)
UNITED STATES -- (3.6%)
    Acadia Realty Trust...........................  32,426 $  1,001,963            0.0%
    American Assets Trust, Inc....................  21,544      857,451            0.0%
#   American Campus Communities, Inc..............  21,362      857,471            0.0%
#   Apartment Investment & Management Co. Class A.  32,200    1,214,906            0.0%
#   AvalonBay Communities, Inc....................   9,600    1,577,664            0.1%
    BioMed Realty Trust, Inc......................  61,833    1,283,035            0.0%
#   Boston Properties, Inc........................  18,800    2,487,428            0.1%
#   Camden Property Trust.........................  10,900      818,372            0.0%
    CBL & Associates Properties, Inc..............  47,766      860,266            0.0%
#   Chesapeake Lodging Trust......................  44,306    1,406,716            0.1%
#   CoreSite Realty Corp..........................  16,413      789,137            0.0%
    CubeSmart.....................................  38,500      888,195            0.0%
    CyrusOne, Inc.................................  44,209    1,435,908            0.1%
#   Digital Realty Trust, Inc.....................  21,820    1,383,606            0.1%
#   Duke Realty Corp..............................  77,700    1,539,237            0.1%
    Equity Residential............................  44,900    3,316,314            0.1%
#   Essex Property Trust, Inc.....................   6,200    1,376,090            0.1%
#   Extra Space Storage, Inc......................  14,929      984,269            0.0%
#   Federal Realty Investment Trust...............  11,896    1,590,138            0.1%
    HCP, Inc......................................  40,340    1,625,299            0.1%
    Health Care REIT, Inc.........................  96,764    6,968,943            0.2%
    Healthcare Trust of America, Inc. Class A..... 110,261    2,854,657            0.1%
#   Host Hotels & Resorts, Inc.................... 101,300    2,040,182            0.1%
    Hudson Pacific Properties, Inc................  64,392    1,942,063            0.1%
#   Iron Mountain, Inc............................ 173,791    5,994,052            0.2%
#   Kilroy Realty Corp............................  12,068      856,707            0.0%
    Kite Realty Group Trust.......................  75,736    1,984,283            0.1%
#   LaSalle Hotel Properties......................  26,300      964,947            0.0%
    Liberty Property Trust........................  23,805      829,366            0.0%
#   Macerich Co. (The)............................  46,771    3,823,997            0.1%
#   Medical Properties Trust, Inc................. 100,042    1,398,587            0.1%
#   National Health Investors, Inc................  25,736    1,717,106            0.1%
    National Retail Properties, Inc...............  27,168    1,043,251            0.0%
#   Omega Healthcare Investors, Inc...............  26,141      943,429            0.0%
    Pebblebrook Hotel Trust.......................  70,324    3,019,713            0.1%
#   Prologis, Inc.................................  73,498    2,954,620            0.1%
    Public Storage................................  34,876    6,553,549            0.2%
#   Realty Income Corp............................  21,200      995,764            0.0%
    Regency Centers Corp..........................  21,300    1,337,214            0.1%
#   Retail Properties of America, Inc. Class A.... 182,115    2,751,758            0.1%
    Select Income REIT............................  55,564    1,288,529            0.0%
    Simon Property Group, Inc.....................  83,062   15,074,922            0.4%
#   SL Green Realty Corp..........................  13,800    1,688,568            0.1%
#   Spirit Realty Capital, Inc.................... 374,800    4,231,492            0.1%
    Summit Hotel Properties, Inc..................  95,900    1,263,003            0.0%
#   UDR, Inc......................................  35,200    1,153,504            0.0%
    Ventas, Inc...................................  96,619    6,657,049            0.2%
    Vornado Realty Trust..........................  23,565    2,438,742            0.1%
    Other Securities..............................           23,856,383            0.0%
                                                           ------------            ----
TOTAL COMMON STOCKS...............................          135,919,845            3.6%
                                                           ------------            ----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares        Value+     of Net Assets**
                                                                   ------        ------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (95.9%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 255,847,762 $1,407,162,693           37.5%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  68,142,014  2,202,349,901           58.8%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,609,512,594           96.3%
                                                                             --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.098%........   1,519,967      1,519,967            0.0%
                                                                             --------------          ------

SECURITIES LENDING COLLATERAL -- (0.5%)
(S)@  DFA Short Term Investment Fund............................   1,416,034     16,383,518            0.5%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,124,494,331).......................................               $3,763,335,924          100.4%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Common Stocks
  United States................. $  135,919,845          --   --    $  135,919,845
Affiliated Investment Companies.  3,609,512,594          --   --     3,609,512,594
Temporary Cash Investments......      1,519,967          --   --         1,519,967
Securities Lending Collateral...             -- $16,383,518   --        16,383,518
                                 -------------- -----------   --    --------------
TOTAL........................... $3,746,952,406 $16,383,518   --    $3,763,335,924
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
  COMMON STOCKS -- (90.7%)
  AUSTRALIA -- (4.6%)
  #   Primary Health Care, Ltd..... 11,328,408 $   44,339,219            0.4%
      Other Securities.............               607,308,377            4.7%
                                               --------------            ----
  TOTAL AUSTRALIA..................               651,647,596            5.1%
                                               --------------            ----

  AUSTRIA -- (0.6%)
      Wienerberger AG..............  2,831,727     46,019,783            0.4%
      Other Securities.............                42,593,192            0.3%
                                               --------------            ----
  TOTAL AUSTRIA....................                88,612,975            0.7%
                                               --------------            ----

  BELGIUM -- (0.9%)
      Other Securities.............               126,290,338            1.0%
                                               --------------            ----

  CANADA -- (7.2%)
  *   Celestica, Inc...............  4,154,745     50,724,736            0.4%
  #   HudBay Minerals, Inc.........  4,478,341     44,282,311            0.4%
      West Fraser Timber Co., Ltd..    881,979     45,381,895            0.4%
      Other Securities.............               872,605,619            6.6%
                                               --------------            ----
  TOTAL CANADA.....................             1,012,994,561            7.8%
                                               --------------            ----

  CHINA -- (0.0%)
      Other Securities.............                 1,930,643            0.0%
                                               --------------            ----

  DENMARK -- (1.6%)
      Vestas Wind Systems A.S......  1,668,046     75,658,306            0.6%
      Other Securities.............               147,699,553            1.1%
                                               --------------            ----
  TOTAL DENMARK....................               223,357,859            1.7%
                                               --------------            ----

  FINLAND -- (2.3%)
      Huhtamaki Oyj................  1,680,526     53,722,608            0.4%
  #   Kesko Oyj Class B............  1,100,575     44,968,164            0.4%
      Other Securities.............               220,427,633            1.7%
                                               --------------            ----
  TOTAL FINLAND....................               319,118,405            2.5%
                                               --------------            ----

  FRANCE -- (3.8%)
      Bollore SA...................  8,044,453     45,974,405            0.4%
  *   Peugeot SA...................  3,646,402     68,937,450            0.5%
      Other Securities.............               420,045,311            3.3%
                                               --------------            ----
  TOTAL FRANCE.....................               534,957,166            4.2%
                                               --------------            ----

  GERMANY -- (4.4%)
      Aareal Bank AG...............  1,349,571     58,047,336            0.5%
      Aurubis AG...................  1,085,020     68,561,374            0.5%
      DMG Mori Seiki AG............  1,351,692     47,426,815            0.4%
      Rheinmetall AG...............    925,387     47,377,788            0.4%
      Other Securities.............               401,791,680            3.0%
                                               --------------            ----
  TOTAL GERMANY....................               623,204,993            4.8%
                                               --------------            ----

  GREECE -- (0.0%)
      Other Securities.............                     1,929            0.0%
                                               --------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
HONG KONG -- (2.8%)
    Other Securities......................             $  392,517,156            3.0%
                                                       --------------           -----

IRELAND -- (0.5%)
    Smurfit Kappa Group P.L.C.............   1,801,332     55,150,426            0.4%
    Other Securities......................                 13,112,253            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 68,262,679            0.5%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 82,008,051            0.6%
                                                       --------------           -----

ITALY -- (3.9%)
*   Banca Popolare dell'Emilia Romagna SC.  13,314,422    109,522,154            0.9%
*   Banca Popolare di Milano Scarl........ 129,040,375    132,966,685            1.0%
*   Banco Popolare SC.....................   3,544,813     56,041,587            0.4%
    Other Securities......................                249,132,936            1.9%
                                                       --------------           -----
TOTAL ITALY...............................                547,663,362            4.2%
                                                       --------------           -----

JAPAN -- (22.5%)
    Aoyama Trading Co., Ltd...............   1,249,599     43,221,318            0.3%
    Fujikura, Ltd.........................   9,415,000     44,842,268            0.4%
    San-In Godo Bank, Ltd. (The)..........   4,454,900     42,632,561            0.3%
    Other Securities......................              3,041,410,133           23.6%
                                                       --------------           -----
TOTAL JAPAN...............................              3,172,106,280           24.6%
                                                       --------------           -----

NETHERLANDS -- (2.4%)
#*  APERAM SA.............................   1,999,164     76,215,567            0.6%
    Other Securities......................                259,860,005            2.0%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                336,075,572            2.6%
                                                       --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................                 56,854,372            0.5%
                                                       --------------           -----

NORWAY -- (0.7%)
    Other Securities......................                104,150,347            0.8%
                                                       --------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................                 63,569,380            0.5%
                                                       --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                    124,455            0.0%
                                                       --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................                183,069,661            1.4%
                                                       --------------           -----

SPAIN -- (2.5%)
    Bankinter SA..........................   7,839,468     59,288,138            0.5%
*   Gamesa Corp. Tecnologica SA...........   6,756,511     90,350,706            0.7%
    Other Securities......................                210,973,174            1.6%
                                                       --------------           -----
TOTAL SPAIN...............................                360,612,018            2.8%
                                                       --------------           -----

SWEDEN -- (3.3%)
#   BillerudKorsnas AB....................   3,185,287     55,137,621            0.4%
    Holmen AB Class B.....................   1,333,393     44,119,228            0.3%
    Trelleborg AB Class B.................   4,371,397     85,667,124            0.7%
    Other Securities......................                279,092,258            2.2%
                                                       --------------           -----
TOTAL SWEDEN..............................                464,016,231            3.6%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value++     of Net Assets**
                                     ------       -------     ---------------
  SWITZERLAND -- (3.8%)
      Helvetia Holding AG.........    156,021 $    88,642,289            0.7%
      Other Securities............                444,250,599            3.4%
                                              ---------------           -----
  TOTAL SWITZERLAND...............                532,892,888            4.1%
                                              ---------------           -----

  UNITED KINGDOM -- (20.2%)
      Amlin P.L.C................. 11,862,756      83,134,253            0.6%
      Ashtead Group P.L.C.........  4,575,689      78,461,935            0.6%
      Barratt Developments P.L.C.. 16,877,039     133,891,307            1.0%
      Beazley P.L.C............... 12,913,608      55,535,991            0.4%
      Bellway P.L.C...............  3,443,418     104,687,469            0.8%
      Bodycote P.L.C..............  4,916,309      51,776,733            0.4%
      Bovis Homes Group P.L.C.....  3,910,361      55,677,257            0.4%
  #   Catlin Group, Ltd...........  9,089,700      97,933,897            0.8%
      CSR P.L.C...................  4,886,688      65,874,499            0.5%
      Dixons Carphone P.L.C.......  9,644,138      62,588,810            0.5%
      DS Smith P.L.C.............. 14,773,249      78,991,844            0.6%
  #   Greene King P.L.C...........  5,358,527      68,127,656            0.5%
      Hiscox, Ltd.................  7,390,171      93,111,599            0.7%
      Home Retail Group P.L.C..... 17,729,048      45,303,688            0.4%
      Inchcape P.L.C..............  8,708,384     110,771,159            0.9%
      Man Group P.L.C............. 19,156,949      56,484,455            0.4%
      Persimmon P.L.C.............  6,505,520     168,911,496            1.3%
      SIG P.L.C................... 15,069,969      44,784,988            0.4%
      Taylor Wimpey P.L.C......... 65,142,770     165,409,275            1.3%
  *   Thomas Cook Group P.L.C..... 20,119,512      44,129,936            0.3%
      Travis Perkins P.L.C........  3,634,991     115,538,808            0.9%
      TUI AG......................  3,333,122      62,132,406            0.5%
      Other Securities............              1,004,643,813            7.8%
                                              ---------------           -----
  TOTAL UNITED KINGDOM............              2,847,903,274           22.0%
                                              ---------------           -----

  UNITED STATES -- (0.0%)
      Other Securities............                  2,962,386            0.0%
                                              ---------------           -----
  TOTAL COMMON STOCKS.............             12,796,904,577           99.0%
                                              ---------------           -----

  PREFERRED STOCKS -- (0.0%)
  GERMANY -- (0.0%)
      Other Securities............                  2,673,804            0.0%
                                              ---------------           -----
  TOTAL PREFERRED STOCKS..........                  2,673,804            0.0%
                                              ---------------           -----

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  AUSTRIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  BELGIUM -- (0.0%)
      Other Securities............                    423,484            0.0%
                                              ---------------           -----

  HONG KONG -- (0.0%)
      Other Securities............                        630            0.0%
                                              ---------------           -----

  ITALY -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----
  TOTAL RIGHTS/WARRANTS...........                    424,114            0.0%
                                              ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@   DFA Short Term Investment Fund.. 113,506,420 $ 1,313,269,277           10.2%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,033,195,527).............               $14,113,271,772          109.2%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia...................             -- $   651,647,596   --    $   651,647,596
  Austria.....................             --      88,612,975   --         88,612,975
  Belgium.....................             --     126,290,338   --        126,290,338
  Canada...................... $1,012,475,438         519,123   --      1,012,994,561
  China.......................             --       1,930,643   --          1,930,643
  Denmark.....................             --     223,357,859   --        223,357,859
  Finland.....................             --     319,118,405   --        319,118,405
  France......................        875,875     534,081,291   --        534,957,166
  Germany.....................             --     623,204,993   --        623,204,993
  Greece......................             --           1,929   --              1,929
  Hong Kong...................      8,891,749     383,625,407   --        392,517,156
  Ireland.....................             --      68,262,679   --         68,262,679
  Israel......................             --      82,008,051   --         82,008,051
  Italy.......................             --     547,663,362   --        547,663,362
  Japan.......................      8,146,556   3,163,959,724   --      3,172,106,280
  Netherlands.................             --     336,075,572   --        336,075,572
  New Zealand.................             --      56,854,372   --         56,854,372
  Norway......................      4,098,981     100,051,366   --        104,150,347
  Portugal....................             --      63,569,380   --         63,569,380
  Russia......................             --         124,455   --            124,455
  Singapore...................      1,883,684     181,185,977   --        183,069,661
  Spain.......................             --     360,612,018   --        360,612,018
  Sweden......................             --     464,016,231   --        464,016,231
  Switzerland.................             --     532,892,888   --        532,892,888
  United Kingdom..............             --   2,847,903,274   --      2,847,903,274
  United States...............      2,962,386              --   --          2,962,386
Preferred Stocks
  Germany.....................             --       2,673,804   --          2,673,804
Rights/Warrants
  Australia...................             --              --   --                 --
  Austria.....................             --              --   --                 --
  Belgium.....................             --         423,484   --            423,484
  Hong Kong...................             --             630   --                630
  Italy.......................             --              --   --                 --
Securities Lending Collateral.             --   1,313,269,277   --      1,313,269,277
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,039,334,669 $13,073,937,103   --    $14,113,271,772
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (88.8%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 122,194 $  3,269,649            0.2%
    BHP Billiton, Ltd........................... 312,205    7,972,583            0.5%
    Macquarie Group, Ltd........................  85,618    5,246,034            0.3%
    National Australia Bank, Ltd................ 146,901    4,253,572            0.3%
    Woodside Petroleum, Ltd..................... 183,856    5,070,234            0.3%
    Other Securities............................           84,832,964            5.0%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          110,645,036            6.6%
                                                         ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................            8,194,198            0.5%
                                                         ------------            ----

BELGIUM -- (1.6%)
#   Ageas.......................................  79,876    3,001,110            0.2%
    Delhaize Group SA...........................  43,954    3,538,311            0.2%
    Solvay SA...................................  21,413    3,152,957            0.2%
    Other Securities............................           20,008,661            1.2%
                                                         ------------            ----
TOTAL BELGIUM...................................           29,701,039            1.8%
                                                         ------------            ----

CANADA -- (7.9%)
    Encana Corp................................. 240,113    3,412,006            0.2%
    Other Securities............................          142,688,988            8.6%
                                                         ------------            ----
TOTAL CANADA....................................          146,100,994            8.8%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              428,120            0.0%
                                                         ------------            ----

DENMARK -- (1.4%)
    Other Securities............................           25,560,359            1.5%
                                                         ------------            ----

FINLAND -- (1.8%)
    UPM-Kymmene Oyj............................. 193,274    3,497,207            0.2%
    Other Securities............................           30,608,325            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           34,105,532            2.0%
                                                         ------------            ----

FRANCE -- (5.8%)
    BNP Paribas SA..............................  69,668    4,399,622            0.3%
    Cie de Saint-Gobain......................... 102,244    4,646,692            0.3%
#   GDF Suez.................................... 156,718    3,188,645            0.2%
    Renault SA..................................  31,881    3,354,444            0.2%
    Total SA....................................  97,994    5,306,370            0.3%
    Other Securities............................           87,073,376            5.2%
                                                         ------------            ----
TOTAL FRANCE....................................          107,969,149            6.5%
                                                         ------------            ----

GERMANY -- (5.1%)
#   Allianz SE..................................  26,086    4,440,219            0.3%
    Bayerische Motoren Werke AG.................  31,783    3,749,269            0.2%
    Daimler AG..................................  60,561    5,822,739            0.4%
    Other Securities............................           80,252,093            4.8%
                                                         ------------            ----
TOTAL GERMANY...................................           94,264,320            5.7%
                                                         ------------            ----

HONG KONG -- (2.6%)
    Other Securities............................           48,339,618            2.9%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
IRELAND -- (0.5%)
    Other Securities...................................           $  9,186,364            0.6%
                                                                  ------------           -----

ISRAEL -- (0.7%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    55,754    3,368,657            0.2%
    Other Securities...................................              8,960,587            0.5%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             12,329,244            0.7%
                                                                  ------------           -----

ITALY -- (2.5%)
    Other Securities...................................             45,487,878            2.7%
                                                                  ------------           -----

JAPAN -- (19.8%)
    Aeon Co., Ltd......................................   250,419    3,115,431            0.2%
    Mitsubishi UFJ Financial Group, Inc................   886,300    6,296,585            0.4%
    Mizuho Financial Group, Inc........................ 1,650,160    3,145,666            0.2%
    Sumitomo Mitsui Financial Group, Inc...............    90,141    3,935,970            0.3%
    Other Securities...................................            350,764,632           20.9%
                                                                  ------------           -----
TOTAL JAPAN............................................            367,258,284           22.0%
                                                                  ------------           -----

NETHERLANDS -- (2.4%)
    Other Securities...................................             44,672,780            2.7%
                                                                  ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................              7,576,117            0.5%
                                                                  ------------           -----

NORWAY -- (0.8%)
    Other Securities...................................             15,248,484            0.9%
                                                                  ------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................              5,340,139            0.3%
                                                                  ------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                 20,624            0.0%
                                                                  ------------           -----

SINGAPORE -- (1.3%)
    Other Securities...................................             23,342,668            1.4%
                                                                  ------------           -----

SPAIN -- (2.2%)
#   Banco de Sabadell SA............................... 1,362,835    3,644,837            0.2%
    Banco Santander SA.................................   538,042    4,067,903            0.3%
    Iberdrola SA.......................................   555,631    3,718,998            0.2%
    Other Securities...................................             29,945,109            1.8%
                                                                  ------------           -----
TOTAL SPAIN............................................             41,376,847            2.5%
                                                                  ------------           -----

SWEDEN -- (2.8%)
#   Boliden AB.........................................   158,759    3,449,146            0.2%
    Svenska Cellulosa AB SCA Class B...................   132,355    3,347,915            0.2%
    Other Securities...................................             45,232,778            2.7%
                                                                  ------------           -----
TOTAL SWEDEN...........................................             52,029,839            3.1%
                                                                  ------------           -----

SWITZERLAND -- (6.0%)
    ABB, Ltd...........................................   188,782    4,136,673            0.3%
    Aryzta AG..........................................    44,137    2,978,236            0.2%
    Clariant AG........................................   156,830    3,443,149            0.2%
    Julius Baer Group, Ltd.............................    56,140    2,938,409            0.2%
    Nestle SA..........................................    92,984    7,214,090            0.4%
    Novartis AG........................................    53,863    5,497,910            0.3%
    Swiss Re AG........................................    49,846    4,421,707            0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG...............    15,572 $    4,806,347            0.3%
    Other Securities........................               76,141,500            4.5%
                                                       --------------           -----
TOTAL SWITZERLAND...........................              111,578,021            6.7%
                                                       --------------           -----

UNITED KINGDOM -- (16.4%)
    Anglo American P.L.C....................   214,596      3,635,795            0.2%
    Aviva P.L.C.............................   597,344      4,805,903            0.3%
    Barclays P.L.C. Sponsored ADR...........   206,197      3,245,541            0.2%
    Barratt Developments P.L.C..............   440,009      3,490,741            0.2%
#   BP P.L.C. Sponsored ADR.................   168,781      7,284,588            0.4%
    HSBC Holdings P.L.C. Sponsored ADR......   205,600     10,203,928            0.6%
    J Sainsbury P.L.C.......................   762,184      3,169,219            0.2%
    Lloyds Banking Group P.L.C.............. 3,611,001      4,276,424            0.3%
    Man Group P.L.C......................... 1,063,704      3,136,342            0.2%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...    90,226      5,827,697            0.4%
    Royal Dutch Shell P.L.C. ADR(780259206).    98,946      6,276,145            0.4%
    Vodafone Group P.L.C. Sponsored ADR.....   100,243      3,528,560            0.2%
    WM Morrison Supermarkets P.L.C.......... 1,598,795      4,558,610            0.3%
    Other Securities........................              240,748,261           14.4%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              304,187,754           18.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  175,712            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,645,119,120           98.7%
                                                       --------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
#   Volkswagen AG...........................    19,927      5,130,119            0.3%
    Other Securities........................                1,895,393            0.1%
                                                       --------------           -----
TOTAL GERMANY...............................                7,025,512            0.4%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................                7,025,512            0.4%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

BELGIUM -- (0.0%)
    Other Securities........................                   11,282            0.0%
                                                       --------------           -----

CANADA -- (0.0%)
    Other Securities........................                      326            0.0%
                                                       --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                       33            0.0%
                                                       --------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                  134,516            0.0%
                                                       --------------           -----

ITALY -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

SINGAPORE -- (0.0%)
    Other Securities........................                       99            0.0%
                                                       --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
SPAIN -- (0.0%)
        Other Securities................            $       95,186            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   241,442            0.0%
                                                    --------------          ------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@    DFA Short Term Investment Fund.. 17,307,313    200,245,612           12.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,621,131,557)...............              $1,852,631,686          111.1%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,324,843 $  109,320,193   --    $  110,645,036
  Austria.....................           --      8,194,198   --         8,194,198
  Belgium.....................    1,058,149     28,642,890   --        29,701,039
  Canada......................  145,891,437        209,557   --       146,100,994
  China.......................           --        428,120   --           428,120
  Denmark.....................           --     25,560,359   --        25,560,359
  Finland.....................           --     34,105,532   --        34,105,532
  France......................    1,614,811    106,354,338   --       107,969,149
  Germany.....................    4,273,291     89,991,029   --        94,264,320
  Hong Kong...................      403,385     47,936,233   --        48,339,618
  Ireland.....................    2,532,163      6,654,201   --         9,186,364
  Israel......................    4,046,890      8,282,354   --        12,329,244
  Italy.......................      885,510     44,602,368   --        45,487,878
  Japan.......................    5,510,303    361,747,981   --       367,258,284
  Netherlands.................    4,851,289     39,821,491   --        44,672,780
  New Zealand.................        5,262      7,570,855   --         7,576,117
  Norway......................    1,269,030     13,979,454   --        15,248,484
  Portugal....................           --      5,340,139   --         5,340,139
  Russia......................           --         20,624   --            20,624
  Singapore...................       20,671     23,321,997   --        23,342,668
  Spain.......................    1,127,379     40,249,468   --        41,376,847
  Sweden......................           --     52,029,839   --        52,029,839
  Switzerland.................    5,796,329    105,781,692   --       111,578,021
  United Kingdom..............   46,124,677    258,063,077   --       304,187,754
  United States...............      175,712             --   --           175,712
Preferred Stocks
  Germany.....................           --      7,025,512   --         7,025,512
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  Belgium.....................           --         11,282   --            11,282
  Canada......................           --            326   --               326
  France......................           --             33   --                33
  Hong Kong...................           --        134,516   --           134,516
  Italy.......................           --             --   --                --
  Singapore...................           --             99   --                99
  Spain.......................           --         95,186   --            95,186
Securities Lending Collateral.           --    200,245,612   --       200,245,612
                               ------------ --------------   --    --------------
TOTAL......................... $226,911,131 $1,625,720,555   --    $1,852,631,686
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Shares        Value+
                                                              --------    -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................             $  88,056,562
Investment in Dimensional Emerging Markets Value Fund........                27,647,174
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................  500,681       10,238,921
                                                                          -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $112,754,316).....................................               125,942,657
                                                                          -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $112,754,316).....................................             $ 125,942,657
                                                                          =============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $125,942,657   --      --    $125,942,657
                                    ------------   --      --    ------------
   TOTAL........................... $125,942,657   --      --    $125,942,657
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Shares         Value+
                                                              ----------    -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................  6,873,893    $ 140,571,108
Investment in Dimensional Emerging Markets Value Fund........                  51,917,113
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................  1,729,352       20,354,478
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................                  13,560,995
                                                                            -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $206,884,839).....................................                 226,403,694
                                                                            -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $206,884,839).....................................               $ 226,403,694
                                                                            =============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $226,403,694   --      --    $226,403,694
                                    ------------   --      --    ------------
   TOTAL........................... $226,403,694   --      --    $226,403,694
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                          Percentage
                                                           Shares         Value++       of Net Assets**
                                                           ------         -------       ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (4.3%)
    Australia & New Zealand Banking Group, Ltd..........     68,414    $   1,830,612               0.2%
    BHP Billiton, Ltd...................................    175,073        4,470,729               0.6%
    Macquarie Group, Ltd................................     23,258        1,425,076               0.2%
    Woodside Petroleum, Ltd.............................     52,797        1,455,993               0.2%
    Other Securities....................................                  30,150,647               3.5%
                                                                       -------------           --------
TOTAL AUSTRALIA.........................................                  39,333,057               4.7%
                                                                       -------------           --------

AUSTRIA -- (0.3%)
    Other Securities....................................                   2,660,904               0.3%
                                                                       -------------           --------

BELGIUM -- (1.1%)
    Anheuser-Busch InBev NV.............................     13,963        1,699,971               0.2%
    Other Securities....................................                   8,035,970               1.0%
                                                                       -------------           --------
TOTAL BELGIUM...........................................                   9,735,941               1.2%
                                                                       -------------           --------

BRAZIL -- (1.0%)
    Other Securities....................................                   9,490,088               1.1%
                                                                       -------------           --------

CANADA -- (6.0%)
    Canadian Natural Resources, Ltd.....................     45,054        1,498,046               0.2%
    Royal Bank of Canada................................     22,236        1,478,249               0.2%
    Suncor Energy, Inc..................................     57,930        1,888,518               0.2%
    Other Securities....................................                  49,479,604               5.9%
                                                                       -------------           --------
TOTAL CANADA............................................                  54,344,417               6.5%
                                                                       -------------           --------

CHILE -- (0.3%)
    Other Securities....................................                   2,379,583               0.3%
                                                                       -------------           --------

CHINA -- (6.0%)
    Bank of China, Ltd. Class H.........................  2,448,000        1,677,377               0.2%
    China Construction Bank Corp. Class H...............  3,704,000        3,595,600               0.5%
    CNOOC, Ltd. ADR.....................................      8,035        1,375,994               0.2%
    Industrial & Commercial Bank of China, Ltd. Class H.  3,369,000        2,931,147               0.4%
    Tencent Holdings, Ltd...............................     75,900        1,566,490               0.2%
    Other Securities....................................                  43,225,615               5.0%
                                                                       -------------           --------
TOTAL CHINA.............................................                  54,372,223               6.5%
                                                                       -------------           --------

COLOMBIA -- (0.1%)
    Other Securities....................................                     728,623               0.1%
                                                                       -------------           --------

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                     349,745               0.0%
                                                                       -------------           --------

DENMARK -- (1.1%)
    Other Securities....................................                   9,977,307               1.2%
                                                                       -------------           --------

EGYPT -- (0.0%)
    Other Securities....................................                      96,100               0.0%
                                                                       -------------           --------

FINLAND -- (1.0%)
    Other Securities....................................                   9,453,603               1.1%
                                                                       -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                Shares         Value++       of Net Assets**
                                                ------         -------       ---------------
FRANCE -- (5.0%)
    BNP Paribas SA...........................     21,407    $   1,351,879               0.2%
    Cie de Saint-Gobain......................     42,131        1,914,731               0.2%
    Cie Generale des Etablissements Michelin.     15,526        1,731,394               0.2%
    GDF Suez.................................     67,562        1,374,643               0.2%
    Orange SA................................     96,048        1,582,037               0.2%
    Total SA.................................     76,225        4,127,580               0.5%
    Other Securities.........................                  33,743,218               3.9%
                                                            -------------           --------
TOTAL FRANCE.................................                  45,825,482               5.4%
                                                            -------------           --------

GERMANY -- (4.4%)
    BASF SE..................................     22,820        2,267,122               0.3%
    Bayerische Motoren Werke AG..............     15,244        1,798,252               0.2%
    Daimler AG...............................     37,233        3,579,829               0.4%
    Deutsche Telekom AG......................     87,107        1,601,083               0.2%
    Other Securities.........................                  30,714,577               3.6%
                                                            -------------           --------
TOTAL GERMANY................................                  39,960,863               4.7%
                                                            -------------           --------

GREECE -- (0.1%)
    Other Securities.........................                     536,558               0.1%
                                                            -------------           --------

HONG KONG -- (2.0%)
    Other Securities.........................                  18,462,511               2.2%
                                                            -------------           --------

HUNGARY -- (0.1%)
    Other Securities.........................                     636,326               0.1%
                                                            -------------           --------

INDIA -- (1.7%)
    Other Securities.........................                  15,930,549               1.9%
                                                            -------------           --------

INDONESIA -- (0.7%)
    Other Securities.........................                   6,126,601               0.7%
                                                            -------------           --------

IRELAND -- (0.4%)
    Other Securities.........................                   3,463,070               0.4%
                                                            -------------           --------

ISRAEL -- (0.5%)
    Other Securities.........................                   4,102,690               0.5%
                                                            -------------           --------

ITALY -- (1.7%)
    Eni SpA..................................     72,310        1,387,329               0.2%
    Other Securities.........................                  13,770,788               1.6%
                                                            -------------           --------
TOTAL ITALY..................................                  15,158,117               1.8%
                                                            -------------           --------

JAPAN -- (15.2%)
    Honda Motor Co., Ltd.....................     50,300        1,686,326               0.2%
    Mitsubishi UFJ Financial Group, Inc......    330,300        2,346,567               0.3%
    Mizuho Financial Group, Inc..............  1,147,800        2,188,028               0.3%
    Sumitomo Mitsui Financial Group, Inc.....     37,600        1,641,788               0.2%
    Toyota Motor Corp........................     75,200        5,234,606               0.6%
    Toyota Motor Corp. Sponsored ADR.........     10,100        1,404,102               0.2%
    Other Securities.........................                 123,868,986              14.7%
                                                            -------------           --------
TOTAL JAPAN..................................                 138,370,403              16.5%
                                                            -------------           --------

MALAYSIA -- (0.7%)
    Other Securities.........................                   6,793,009               0.8%
                                                            -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                       Shares         Value++       of Net Assets**
                                       ------         -------       ---------------
  MEXICO -- (0.9%)
      Other Securities..............               $   7,902,334               0.9%
                                                   -------------           --------

  NETHERLANDS -- (1.8%)
      Other Securities..............                  16,542,722               2.0%
                                                   -------------           --------

  NEW ZEALAND -- (0.3%)
      Other Securities..............                   2,872,207               0.3%
                                                   -------------           --------

  NORWAY -- (0.6%)
      Other Securities..............                   5,745,289               0.7%
                                                   -------------           --------

  PERU -- (0.0%)
      Other Securities..............                     207,815               0.0%
                                                   -------------           --------

  PHILIPPINES -- (0.4%)
      Other Securities..............                   3,224,116               0.4%
                                                   -------------           --------

  POLAND -- (0.4%)
      Other Securities..............                   3,239,287               0.4%
                                                   -------------           --------

  PORTUGAL -- (0.2%)
      Other Securities..............                   2,035,096               0.2%
                                                   -------------           --------

  RUSSIA -- (0.2%)
      Other Securities..............                   2,015,145               0.2%
                                                   -------------           --------

  SINGAPORE -- (0.9%)
      Other Securities..............                   7,974,465               0.9%
                                                   -------------           --------

  SOUTH AFRICA -- (1.9%)
      MTN Group, Ltd................     78,082        1,567,802               0.2%
      Other Securities..............                  15,937,655               1.9%
                                                   -------------           --------
  TOTAL SOUTH AFRICA................                  17,505,457               2.1%
                                                   -------------           --------

  SOUTH KOREA -- (3.4%)
      Samsung Electronics Co., Ltd..      3,003        3,939,497               0.5%
      Other Securities..............                  27,198,292               3.2%
                                                   -------------           --------
  TOTAL SOUTH KOREA.................                  31,137,789               3.7%
                                                   -------------           --------

  SPAIN -- (1.7%)
      Banco Santander SA............    195,291        1,476,511               0.2%
      Iberdrola SA..................    287,292        1,922,928               0.2%
      Other Securities..............                  12,446,088               1.5%
                                                   -------------           --------
  TOTAL SPAIN.......................                  15,845,527               1.9%
                                                   -------------           --------

  SWEDEN -- (2.1%)
      Other Securities..............                  19,321,712               2.3%
                                                   -------------           --------

  SWITZERLAND -- (4.6%)
      ABB, Ltd......................     91,981        2,015,528               0.3%
      Cie Financiere Richemont SA...     20,413        1,819,470               0.2%
      Nestle SA.....................     75,808        5,881,504               0.7%
      Novartis AG...................     16,684        1,702,971               0.2%
      Novartis AG ADR...............     20,738        2,111,128               0.3%
      Roche Holding AG..............      7,534        2,155,893               0.3%
      Syngenta AG...................      5,708        1,910,065               0.2%
      Other Securities..............                  24,108,097               2.8%
                                                   -------------           --------
  TOTAL SWITZERLAND.................                  41,704,656               5.0%
                                                   -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                  Shares         Value++       of Net Assets**
                                                                  ------         -------       ---------------
TAIWAN -- (3.3%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.     67,267    $   1,644,005               0.2%
    Other Securities...........................................                  28,366,415               3.4%
                                                                              -------------           --------
TOTAL TAIWAN...................................................                  30,010,420               3.6%
                                                                              -------------           --------

THAILAND -- (0.7%)
    Other Securities...........................................                   5,935,674               0.7%
                                                                              -------------           --------

TURKEY -- (0.3%)
    Other Securities...........................................                   2,727,152               0.3%
                                                                              -------------           --------

UNITED KINGDOM -- (13.2%)
    AstraZeneca P.L.C. Sponsored ADR...........................     24,619        1,685,909               0.2%
    BP P.L.C. Sponsored ADR....................................    101,426        4,377,546               0.5%
    HSBC Holdings P.L.C. Sponsored ADR.........................     61,863        3,070,261               0.4%
    Lloyds Banking Group P.L.C.................................  1,445,611        1,712,003               0.2%
    Rio Tinto P.L.C. Sponsored ADR.............................     48,267        2,161,879               0.3%
    Royal Dutch Shell P.L.C. ADR(B03MM73)......................     36,390        2,350,430               0.3%
    Royal Dutch Shell P.L.C. ADR(780259206)....................     43,355        2,750,008               0.3%
    Other Securities...........................................                 101,924,941              12.1%
                                                                              -------------           --------
TOTAL UNITED KINGDOM...........................................                 120,032,977              14.3%
                                                                              -------------           --------
TOTAL COMMON STOCKS............................................                 824,267,610              98.0%
                                                                              -------------           --------

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.6%)
    Other Securities...........................................                   5,264,935               0.6%
                                                                              -------------           --------

CHILE -- (0.0%)
    Other Securities...........................................                      15,718               0.0%
                                                                              -------------           --------

COLOMBIA -- (0.0%)
    Other Securities...........................................                     115,834               0.0%
                                                                              -------------           --------

GERMANY -- (0.4%)
    Volkswagen AG..............................................      8,564        2,204,764               0.3%
    Other Securities...........................................                   1,414,879               0.2%
                                                                              -------------           --------
TOTAL GERMANY..................................................                   3,619,643               0.5%
                                                                              -------------           --------
TOTAL PREFERRED STOCKS.........................................                   9,016,130               1.1%
                                                                              -------------           --------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...........................................                          --               0.0%
                                                                              -------------           --------

BELGIUM -- (0.0%)
    Other Securities...........................................                       1,691               0.0%
                                                                              -------------           --------

BRAZIL -- (0.0%)
    Other Securities...........................................                          --               0.0%
                                                                              -------------           --------

CANADA -- (0.0%)
    Other Securities...........................................                         149               0.0%
                                                                              -------------           --------

CHINA -- (0.0%)
    Other Securities...........................................                       1,864               0.0%
                                                                              -------------           --------

HONG KONG -- (0.0%)
    Other Securities...........................................                      73,092               0.0%
                                                                              -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
  ITALY -- (0.0%)
         Other Securities................           $         --            0.0%
                                                    ------------          ------

  MALAYSIA -- (0.0%)
         Other Securities................                    953            0.0%
                                                    ------------          ------

  SOUTH AFRICA -- (0.0%)
         Other Securities................                    138            0.0%
                                                    ------------          ------

  SPAIN -- (0.0%)
         Other Securities................                 33,363            0.0%
                                                    ------------          ------
  TOTAL RIGHTS/WARRANTS..................                111,250            0.0%
                                                    ------------          ------

  BONDS -- (0.0%)
  INDIA -- (0.0%)
         Other Securities................                    510            0.0%
                                                    ------------          ------

                                                      Value+
                                             -        ------            -
  SECURITIES LENDING COLLATERAL -- (8.4%)
  (S)@   DFA Short Term Investment Fund.. 6,622,824   76,626,079            9.1%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $860,083,149)................             $910,021,579          108.2%
                                                    ============          ======

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1     Level 2    Level 3    Total
                          ----------- ------------ ------- ------------
        Common Stocks
          Australia...... $ 1,148,648 $ 38,184,409   --    $ 39,333,057
          Austria........          --    2,660,904   --       2,660,904
          Belgium........     498,411    9,237,530   --       9,735,941
          Brazil.........   9,490,088           --   --       9,490,088
          Canada.........  54,299,585       44,832   --      54,344,417
          Chile..........   2,379,583           --   --       2,379,583
          China..........   3,954,876   50,417,347   --      54,372,223
          Colombia.......     728,623           --   --         728,623
          Czech Republic.          --      349,745   --         349,745
          Denmark........     300,707    9,676,600   --       9,977,307
          Egypt..........      21,970       74,130   --          96,100
          Finland........      72,566    9,381,037   --       9,453,603
          France.........   2,290,536   43,534,946   --      45,825,482
          Germany........   2,697,456   37,263,407   --      39,960,863
          Greece.........      66,159      470,399   --         536,558
          Hong Kong......      85,564   18,376,947   --      18,462,511
          Hungary........          --      636,326   --         636,326
          India..........   1,091,832   14,838,717   --      15,930,549
          Indonesia......     124,140    6,002,461   --       6,126,601
          Ireland........     962,419    2,500,651   --       3,463,070
          Israel.........   1,276,229    2,826,461   --       4,102,690
          Italy..........     384,348   14,773,769   --      15,158,117
          Japan..........   3,266,026  135,104,377   --     138,370,403
          Malaysia.......          --    6,793,009   --       6,793,009
          Mexico.........   7,902,334           --   --       7,902,334
          Netherlands....   2,112,760   14,429,962   --      16,542,722
          New Zealand....          --    2,872,207   --       2,872,207
          Norway.........     471,177    5,274,112   --       5,745,289
          Peru...........     207,815           --   --         207,815
          Philippines....      57,996    3,166,120   --       3,224,116
          Poland.........          --    3,239,287   --       3,239,287
          Portugal.......          --    2,035,096   --       2,035,096
          Russia.........      53,865    1,961,280   --       2,015,145
          Singapore......       2,843    7,971,622   --       7,974,465
          South Africa...   1,611,378   15,894,079   --      17,505,457
          South Korea....     842,176   30,295,613   --      31,137,789
          Spain..........   1,084,828   14,760,699   --      15,845,527
          Sweden.........     174,982   19,146,730   --      19,321,712
          Switzerland....   3,285,074   38,419,582   --      41,704,656
          Taiwan.........   1,894,465   28,115,955   --      30,010,420
          Thailand.......   5,935,674           --   --       5,935,674
          Turkey.........      26,544    2,700,608   --       2,727,152
          United Kingdom.  29,063,967   90,969,010   --     120,032,977
        Preferred Stocks
          Brazil.........   5,264,935           --   --       5,264,935
          Chile..........      15,718           --   --          15,718
          Colombia.......     115,834           --   --         115,834
          Germany........          --    3,619,643   --       3,619,643

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Rights/Warrants
   Australia...................           --           --   --              --
   Belgium.....................           -- $      1,691   --    $      1,691
   Brazil......................           --           --   --              --
   Canada......................           --          149   --             149
   China.......................           --        1,864   --           1,864
   Hong Kong...................           --       73,092   --          73,092
   Italy.......................           --           --   --              --
   Malaysia....................           --          953   --             953
   South Africa................           --          138   --             138
   Spain.......................           --       33,363   --          33,363
 Bonds
   India.......................           --          510   --             510
 Securities Lending Collateral.           --   76,626,079   --      76,626,079
                                ------------ ------------   --    ------------
 TOTAL......................... $145,264,131 $764,757,448   --    $910,021,579
                                ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,895,874 $ 71,333,458
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 4,178,516   53,359,649
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   718,436   14,814,156
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $135,804,254).................................            139,507,263
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.098%
  (Cost $38,661).........................................    38,661       38,661
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $135,842,915).................................           $139,545,924
                                                                    ============

Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $139,507,263   --      --    $139,507,263
   Temporary Cash Investments......       38,661   --      --          38,661
                                    ------------   --      --    ------------
   TOTAL........................... $139,545,924   --      --    $139,545,924
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,019,767 $ 89,653,032
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,582,709   71,291,191
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,527,657   31,500,297
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $168,874,437).................................            192,444,520
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $168,874,437).................................           $192,444,520
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  --------------------------------------------
                                    Level 1     Level 2   Level 3     Total
                                  ------------ ---------  ------- ------------
 Affiliated Investment Companies. $192,444,520        --    --    $192,444,520
 Futures Contracts**.............        2,072        --    --           2,072
 Forward Currency Contracts**....           -- $(179,797)   --        (179,797)
                                  ------------ ---------    --    ------------
 TOTAL........................... $192,446,592 $(179,797)   --    $192,266,795
                                  ============ =========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $4,281,163,514
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $3,051,540,550)........................................ $4,281,163,514
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $5,638,580,164
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $4,997,148,426)........................................ $5,638,580,164
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $19,185,282,335
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $18,126,322,577)....................................... $19,185,282,335
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (5.3%)
    AMBEV SA ADR........................................  10,206,064 $   64,604,385            0.4%
    BM&FBovespa SA......................................  10,072,689     41,488,266            0.2%
    Ultrapar Participacoes SA...........................   1,698,450     39,088,111            0.2%
    Other Securities....................................                843,369,880            4.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................                988,550,642            5.6%
                                                                     --------------           -----

CANADA -- (0.0%)
    Other Securities....................................                  1,182,757            0.0%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                251,924,718            1.4%
                                                                     --------------           -----

CHINA -- (16.5%)
    Bank of China, Ltd. Class H......................... 156,176,702    107,012,743            0.6%
    China Construction Bank Corp. Class H............... 194,087,302    188,407,233            1.1%
    China Merchants Bank Co., Ltd. Class H..............  14,076,646     42,523,314            0.3%
    China Mobile, Ltd.(6073556).........................   3,954,000     56,374,078            0.3%
    China Mobile, Ltd.(2111375).........................   1,846,091    131,866,280            0.8%
    CNOOC, Ltd..........................................  31,188,000     53,020,252            0.3%
#   CNOOC, Ltd. ADR.....................................     237,300     40,637,625            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 198,793,725    172,957,453            1.0%
    Ping An Insurance Group Co. of China, Ltd. Class H..   2,966,000     42,569,772            0.3%
    Tencent Holdings, Ltd...............................   9,155,700    188,963,305            1.1%
    Other Securities....................................              2,045,671,665           11.6%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,070,003,720           17.6%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 70,597,361            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 37,903,327            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 13,390,260            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 64,662,428            0.4%
                                                                     --------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................                 41,670,337            0.2%
                                                                     --------------           -----

INDIA -- (9.4%)
    Axis Bank, Ltd......................................   4,488,760     40,225,403            0.2%
    HDFC Bank, Ltd......................................   2,994,559     46,795,818            0.3%
    Infosys, Ltd. Sponsored ADR.........................   1,854,002     57,436,982            0.3%
    Reliance Industries, Ltd............................   3,980,031     54,145,856            0.3%
    Tata Consultancy Services, Ltd......................   1,338,928     52,106,170            0.3%
    Other Securities....................................              1,494,829,464            8.6%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,745,539,693           10.0%
                                                                     --------------           -----

INDONESIA -- (2.6%)
    Astra International Tbk PT..........................  80,979,700     42,614,082            0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDONESIA -- (Continued)
    Other Securities....................................            $  442,287,564            2.5%
                                                                    --------------           -----
TOTAL INDONESIA.........................................               484,901,646            2.8%
                                                                    --------------           -----

MALAYSIA -- (3.8%)
    Malayan Banking Bhd................................. 16,366,740     42,293,352            0.3%
#   Public Bank Bhd.....................................  7,480,811     40,897,158            0.3%
    Other Securities....................................               628,591,408            3.5%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               711,781,918            4.1%
                                                                    --------------           -----

MEXICO -- (4.3%)
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     65,472,351            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,688,773     64,346,000            0.4%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    613,039     55,473,899            0.3%
    Grupo Financiero Banorte S.A.B. de C.V..............  8,434,655     47,846,958            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 16,225,901     50,141,440            0.3%
*   Grupo Televisa S.A.B. Sponsored ADR.................  1,795,492     65,373,864            0.4%
    Other Securities....................................               450,369,894            2.5%
                                                                    --------------           -----
TOTAL MEXICO............................................               799,024,406            4.6%
                                                                    --------------           -----

PERU -- (0.1%)
    Other Securities....................................                23,791,158            0.1%
                                                                    --------------           -----

PHILIPPINES -- (1.5%)
    Other Securities....................................               284,456,893            1.6%
                                                                    --------------           -----

POLAND -- (1.8%)
    Other Securities....................................               333,167,887            1.9%
                                                                    --------------           -----

RUSSIA -- (1.4%)
    Gazprom OAO Sponsored ADR........................... 11,233,266     65,815,121            0.4%
    Lukoil OAO Sponsored ADR............................    773,408     39,564,078            0.2%
    Other Securities....................................               152,307,584            0.9%
                                                                    --------------           -----
TOTAL RUSSIA............................................               257,686,783            1.5%
                                                                    --------------           -----

SOUTH AFRICA -- (7.9%)
    Bidvest Group, Ltd. (The)...........................  1,828,182     49,551,158            0.3%
    FirstRand, Ltd...................................... 10,939,290     52,258,001            0.3%
    MTN Group, Ltd......................................  8,388,251    168,426,963            1.0%
    Naspers, Ltd. Class N...............................    648,822    101,790,943            0.6%
    Sanlam, Ltd.........................................  8,072,284     52,208,426            0.3%
    Sasol, Ltd..........................................  1,053,229     42,406,656            0.3%
    Sasol, Ltd. Sponsored ADR...........................  1,015,273     40,864,738            0.2%
    Standard Bank Group, Ltd............................  4,147,576     60,794,884            0.4%
    Steinhoff International Holdings, Ltd...............  9,474,613     60,119,039            0.4%
    Other Securities....................................               844,511,813            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,472,932,621            8.4%
                                                                    --------------           -----

SOUTH KOREA -- (14.2%)
    Hyundai Motor Co....................................    364,834     57,257,447            0.3%
    Samsung Electronics Co., Ltd........................    369,094    484,197,303            2.8%
    SK Hynix, Inc.......................................  1,234,672     52,825,508            0.3%
    Other Securities....................................             2,054,249,355           11.7%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,648,529,613           15.1%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
SPAIN -- (0.0%)
    Other Securities.......................................            $     7,117,244            0.0%
                                                                       ---------------           -----

TAIWAN -- (14.0%)
    Hon Hai Precision Industry Co., Ltd.................... 44,256,377     132,611,867            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     198,095,972            1.2%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,191,117     102,430,899            0.6%
    Other Securities.......................................              2,168,451,547           12.3%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,601,590,285           14.9%
                                                                       ---------------           -----

THAILAND -- (2.9%)
    PTT PCL................................................  4,153,080      44,850,492            0.3%
    Other Securities.......................................                492,690,975            2.8%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                537,541,467            3.1%
                                                                       ---------------           -----

TURKEY -- (1.7%)
    Other Securities.......................................                325,528,383            1.9%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             16,773,475,547           95.9%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
    Banco Bradesco SA......................................  5,978,666      63,815,828            0.4%
    Banco Bradesco SA ADR..................................  6,067,281      64,859,234            0.4%
    Itau Unibanco Holding SA...............................  6,811,784      87,109,988            0.5%
    Itau Unibanco Holding SA ADR...........................  6,607,239      84,704,804            0.5%
*   Petroleo Brasileiro SA Sponsored ADR...................  5,086,335      44,149,388            0.3%
    Other Securities.......................................                173,855,775            0.9%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                518,495,017            3.0%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  1,894,541            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 15,047,080            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                535,436,638            3.1%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                    257,608            0.0%
                                                                       ---------------           -----

CHINA -- (0.0%)
    Other Securities.......................................                     50,647            0.0%
                                                                       ---------------           -----

INDONESIA -- (0.0%)
    Other Securities.......................................                      2,514            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    231,665            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH AFRICA -- (0.0%)
    Other Securities.......................................                      8,995            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SOUTH KOREA -- (0.0%)
       Other Securities................             $        97,741            0.0%
                                                    ---------------          ------

TAIWAN -- (0.0%)
       Other Securities................                     141,016            0.0%
                                                    ---------------          ------

THAILAND -- (0.0%)
       Other Securities................                     154,792            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     944,978            0.0%
                                                    ---------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
       Other Securities................                     112,611            0.0%
                                                    ---------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@   DFA Short Term Investment Fund.. 114,928,259   1,329,719,957            7.6%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,792,023,438).............               $18,639,689,731          106.6%
                                                    ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  988,550,642              --   --    $   988,550,642
  Canada......................      1,182,757              --   --          1,182,757
  Chile.......................    251,924,718              --   --        251,924,718
  China.......................    300,644,406 $ 2,769,359,314   --      3,070,003,720
  Colombia....................     70,597,361              --   --         70,597,361
  Czech Republic..............             --      37,903,327   --         37,903,327
  Egypt.......................      2,848,445      10,541,815   --         13,390,260
  Greece......................      9,143,810      55,518,618   --         64,662,428
  Hungary.....................        266,476      41,403,861   --         41,670,337
  India.......................    146,211,693   1,599,328,000   --      1,745,539,693
  Indonesia...................     16,965,218     467,936,428   --        484,901,646
  Malaysia....................             --     711,781,918   --        711,781,918
  Mexico......................    798,983,068          41,338   --        799,024,406
  Peru........................     23,791,158              --   --         23,791,158
  Philippines.................     10,357,506     274,099,387   --        284,456,893
  Poland......................             --     333,167,887   --        333,167,887
  Russia......................      7,192,756     250,494,027   --        257,686,783
  South Africa................    124,781,873   1,348,150,748   --      1,472,932,621
  South Korea.................     98,205,892   2,550,323,721   --      2,648,529,613
  Spain.......................      7,117,244              --   --          7,117,244
  Taiwan......................    132,464,278   2,469,126,007   --      2,601,590,285
  Thailand....................    537,325,829         215,638   --        537,541,467
  Turkey......................      4,116,922     321,411,461   --        325,528,383
Preferred Stocks
  Brazil......................    518,495,017              --   --        518,495,017
  Chile.......................      1,894,541              --   --          1,894,541
  Colombia....................     15,047,080              --   --         15,047,080
Rights/Warrants
  Brazil......................             --         257,608   --            257,608
  China.......................             --          50,647   --             50,647
  Indonesia...................             --           2,514   --              2,514
  Malaysia....................             --         231,665   --            231,665
  Poland......................             --              --   --                 --
  South Africa................             --           8,995   --              8,995
  South Korea.................             --          97,741   --             97,741
  Taiwan......................             --         141,016   --            141,016
  Thailand....................             --         154,792   --            154,792
Bonds
  India.......................             --         112,611   --            112,611
Securities Lending Collateral.             --   1,329,719,957   --      1,329,719,957
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,068,108,690 $14,571,581,041   --    $18,639,689,731
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                     Enhanced U.S.
                                                                         Large     U.S. Large Cap U.S. Large Cap
                                                                        Company        Equity         Value       U.S. Targeted
                                                                       Portfolio     Portfolio*     Portfolio    Value Portfolio*
                                                                     ------------- -------------- -------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --             --  $   15,827,842             --
Investments at Value (including $0, $26,362, $0 and $1,145,884 of
 securities on loan, respectively).................................. $    216,452   $    546,314              --   $  6,388,548
Temporary Cash Investments at Value & Cost..........................           --          1,676              --         11,931
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --         23,337              --      1,099,021
Cash................................................................          219             --              --             --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........        5,258             --              --         16,602
  Dividends Interest and Tax Reclaims...............................          715            468              --          2,389
  Securities Lending Income.........................................           --             10              --            599
  Fund Shares Sold..................................................          132            266          10,331          9,099
Prepaid Expenses and Other Assets...................................           16             23              99             82
                                                                     ------------   ------------  --------------   ------------
    Total Assets....................................................      222,792        572,094      15,838,272      7,528,271
                                                                     ------------   ------------  --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --         23,337              --      1,099,021
  Investment Securities/Affiliated Investment Company
   Purchased........................................................        5,028          1,411              --         17,700
  Fund Shares Redeemed..............................................           98            173          77,563          3,791
  Due to Advisor....................................................           36             60           1,958          1,852
  Futures Margin Variation..........................................        2,040             --              --             --
Accrued Expenses and Other Liabilities..............................           19             22             452            269
                                                                     ------------   ------------  --------------   ------------
    Total Liabilities...............................................        7,221         25,003          79,973      1,122,633
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    215,571   $    547,091  $   15,758,299   $  6,405,638
                                                                     ============   ============  ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $31,180
 and shares outstanding of 0; 0; 0 and 1,369,168, respectively......          N/A            N/A             N/A   $      22.77
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Class R2 Shares -- based on net assets of $0; $0; $0 and $119,006
 and shares outstanding of 0; 0; 0 and 5,241,679, respectively......          N/A            N/A             N/A   $      22.70
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Institutional Class Shares -- based on net assets of $215,571;
 $547,091; $15,758,299 and $6,255,452 and shares outstanding of
 17,297,979; 41,824,506; 457,223,555 and 274,961,911,
 respectively....................................................... $      12.46   $      13.08  $        34.47   $      22.75
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000    100,000,000   2,000,000,000    700,000,000
                                                                     ============   ============  ==============   ============
Investments in Affiliated Investment Company at Cost................ $         --   $         --  $   10,500,397   $         --
                                                                     ============   ============  ==============   ============
Investments at Cost................................................. $    213,791   $    497,574  $           --   $  4,873,368
                                                                     ============   ============  ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    202,344   $    495,028  $    9,991,444   $  4,778,329
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          141          1,295          35,109         12,678
Accumulated Net Realized Gain (Loss)................................        6,832          2,028         404,301         99,451
Net Unrealized Appreciation (Depreciation)..........................        6,254         48,740       5,327,445      1,515,180
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    215,571   $    547,091  $   15,758,299   $  6,405,638
                                                                     ============   ============  ==============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,037,646,
 $1,635,754, $1,872,358 and $606,264 of
 securities on loan, respectively)...................  $   12,247,214  $   12,552,848 $   14,462,262 $    3,745,139
Temporary Cash Investments at Value & Cost...........          15,288          38,404        109,350         11,683
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       1,939,162       1,325,776      1,519,291        517,853
Cash.................................................           3,864              15             43             89
Receivables:
  Investment Securities Sold.........................          15,899           1,521         13,500             --
  Dividends..........................................           4,501           9,752         10,567          2,296
  Securities Lending Income..........................           1,130             541            723            280
  Fund Shares Sold...................................          16,451          17,171         12,978          3,593
Prepaid Expenses and Other Assets....................             115             129            170             54
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      14,243,624      13,946,157     16,128,884      4,280,987
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,939,162       1,325,776      1,519,291        517,853
  Investment Securities Purchased....................           9,955          34,636        100,487          8,168
  Fund Shares Redeemed...............................          46,835          19,685          8,624          1,933
  Due to Advisor.....................................           5,131           1,758          2,396            930
Accrued Expenses and Other Liabilities...............             579             360            495            169
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,001,662       1,382,215      1,631,293        529,053
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,241,962  $   12,563,942 $   14,497,591 $    3,751,934
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,241,962; $12,563,942; $14,497,591 and
 $3,751,934 and shares outstanding of
 346,395,129; 686,221,021; 811,602,835 and
 221,035,385, respectively...........................  $        35.34  $        18.31 $        17.86 $        16.97
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    9,131,929  $    8,873,570 $    9,735,971 $    2,570,299
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    8,666,035  $    8,772,627 $    9,623,130 $    2,518,625
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          22,137          25,698         30,115          7,019
Accumulated Net Realized Gain (Loss).................         438,505          86,339        118,055         51,450
Net Unrealized Appreciation (Depreciation)...........       3,115,285       3,679,278      4,726,291      1,174,840
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,241,962  $   12,563,942 $   14,497,591 $    3,751,934
                                                       ==============  ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,391,812, $895,215,
 $368,615 and $336,975 of securities on loan,
 respectively).............................................. $   10,404,239 $    5,144,120 $  6,799,049  $  3,328,273
Temporary Cash Investments at Value & Cost..................         45,325          4,275       13,789            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,357,994        907,167      219,060       330,890
Foreign Currencies at Value.................................             --             --           --         5,369
Cash........................................................            876            627           --         7,811
Receivables:
  Investment Securities Sold................................          7,842          4,927           --            --
  Dividends and Tax Reclaims................................          3,201          1,846        4,829        12,760
  Securities Lending Income.................................            986            546           40           507
  Fund Shares Sold..........................................          9,290          1,756        3,506         1,941
Unrealized Gain on Foreign Currency Contracts...............             --             --           --             7
Prepaid Expenses and Other Assets...........................             79             49           67            48
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     12,829,832      6,065,313    7,040,340     3,687,606
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,357,994        907,167      219,060       330,890
  Investment Securities Purchased...........................         47,685          2,237           --         6,282
  Fund Shares Redeemed......................................          4,266          1,382       22,400         1,168
  Due to Advisor............................................          3,073          2,176          896           675
Accrued Expenses and Other Liabilities......................            392            287          298           201
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,413,410        913,249      242,654       339,216
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,416,422 $    5,152,064 $  6,797,686  $  3,348,390
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,416,422; $5,152,064; $6,797,686 and $3,348,390
 and shares outstanding of 329,864,033; 263,319,377;
 210,295,728 and 148,624,010, respectively.................. $        31.58 $        19.57 $      32.32  $      22.53
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    7,782,857 $    3,509,444 $  4,572,407  $  2,628,254
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      5,245
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    7,537,266 $    3,333,096 $  4,799,181  $  2,881,819
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         13,541          6,987        4,909        26,965
Accumulated Net Realized Gain (Loss)........................        244,233        177,305     (233,046)     (260,664)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --           127
Net Unrealized Appreciation (Depreciation)..................      2,621,382      1,634,676    2,226,642       700,143
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,416,422 $    5,152,064 $  6,797,686  $  3,348,390
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                              International                 Asia Pacific
                                                               International      Small      Japanese Small    Small
                                                                Core Equity      Company        Company       Company
                                                                Portfolio*      Portfolio      Portfolio     Portfolio
                                                              --------------  -------------- -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value......             --  $    9,294,710  $    495,754  $    267,083
Investments at Value (including $1,677,982, $0, $0 and $0 of
 securities on loan, respectively)........................... $   14,110,334              --            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      1,681,124              --            --            --
Foreign Currencies at Value..................................         18,760              --            --            --
Cash.........................................................         93,852           8,156            --            --
Receivables:
  Investment Securities Sold.................................            371              --            --            --
  Dividends and Tax Reclaims.................................         56,662              --            --            --
  Securities Lending Income..................................          2,535              --            --            --
  Fund Shares Sold...........................................         13,620          15,548             7             1
Unrealized Gain on Foreign Currency Contracts................            235              --            --            --
Prepaid Expenses and Other Assets............................            198              57            10            11
                                                              --------------  --------------  ------------  ------------
     Total Assets............................................     15,977,691       9,318,471       495,771       267,095
                                                              --------------  --------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      1,681,124              --            --            --
  Investment Securities Purchased............................         99,685              --            --            --
  Fund Shares Redeemed.......................................          9,139           3,867            29            11
  Due to Advisor.............................................          4,000           2,997           163            85
Accrued Expenses and Other Liabilities.......................            679             349            16            15
                                                              --------------  --------------  ------------  ------------
     Total Liabilities.......................................      1,794,627           7,213           208           111
                                                              --------------  --------------  ------------  ------------
NET ASSETS................................................... $   14,183,064  $    9,311,258  $    495,563  $    266,984
                                                              ==============  ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,183,064; $9,311,258; $495,563 and $266,984 and
 shares outstanding of 1,110,655,692; 499,880,774;
 24,516,599 and 12,107,379, respectively..................... $        12.77  $        18.63  $      20.21  $      22.05
                                                              ==============  ==============  ============  ============
NUMBER OF SHARES AUTHORIZED..................................  2,000,000,000   1,500,000,000   100,000,000   100,000,000
                                                              ==============  ==============  ============  ============
Investments in Affiliated Investment Companies at Cost....... $           --  $    8,039,542  $    458,163  $    267,789
                                                              ==============  ==============  ============  ============
Investments at Cost.......................................... $   12,447,009  $           --  $         --  $         --
                                                              ==============  ==============  ============  ============
Foreign Currencies at Cost................................... $       18,455  $           --  $         --  $         --
                                                              ==============  ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $   12,576,692  $    7,747,577  $    513,199  $    301,858
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)............................        112,724           6,786        (1,404)       (4,831)
Accumulated Net Realized Gain (Loss).........................       (170,514)        301,541       (53,778)      (29,337)
Net Unrealized Foreign Exchange Gain (Loss)..................            532             186           (45)           --
Net Unrealized Appreciation (Depreciation)...................      1,663,630       1,255,168        37,591          (706)
                                                              --------------  --------------  ------------  ------------
NET ASSETS................................................... $   14,183,064  $    9,311,258  $    495,563  $    266,984
                                                              ==============  ==============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               DFA            DFA
                                                                United      Continental   International   Global Real
                                                             Kingdom Small     Small       Real Estate      Estate
                                                                Company       Company      Securities     Securities
                                                               Portfolio     Portfolio     Portfolio*     Portfolio*
                                                             ------------- ------------  --------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $     36,728  $    247,535              --  $  3,609,512
Investments at Value (including $0, $0, $190,775, $18,957
 and $1,238,838 of securities on loan, respectively)........           --            --  $    3,399,584       135,920
Temporary Cash Investments at Value & Cost..................           --            --              --         1,520
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --         197,450        16,384
Foreign Currencies at Value.................................           --            --           9,099            --
Cash........................................................           --            --           7,528            --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................           --            --              --            --
  Dividends and Tax Reclaims................................           --            --          14,375            95
  Securities Lending Income.................................           --            --             345            --
  Fund Shares Sold..........................................            8           435          56,594         4,096
Unrealized Gain on Foreign Currency Contracts...............           --            --              41            --
Prepaid Expenses and Other Assets...........................           10            13              49            86
                                                             ------------  ------------  --------------  ------------
    Total Assets............................................       36,746       247,983       3,685,065     3,767,613
                                                             ------------  ------------  --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --         197,450        16,384
  Investment Securities/Affiliated Investment Company
   Purchased................................................           --            --          16,538            --
  Fund Shares Redeemed......................................           17            65          11,565         4,345
  Due to Advisor............................................           12            80             696            32
Unrealized Loss on Foreign Currency Contracts...............           --            --              16            --
Accrued Expenses and Other Liabilities......................            4            12             158            78
                                                             ------------  ------------  --------------  ------------
    Total Liabilities.......................................           33           157         226,423        20,839
                                                             ------------  ------------  --------------  ------------
NET ASSETS.................................................. $     36,713  $    247,826  $    3,458,642  $  3,746,774
                                                             ============  ============  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $36,713; $247,826; $3,458,642; $3,746,774 and
 $12,923,353 and shares outstanding of 1,030,197;
 11,495,780; 628,990,113; 355,273,479 and
 632,098,412, respectively.................................. $      35.64  $      21.56  $         5.50  $      10.55
                                                             ============  ============  ==============  ============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   100,000,000   1,200,000,000   500,000,000
                                                             ============  ============  ==============  ============
Investments in Affiliated Investment Companies at Cost...... $     24,933  $    207,811  $           --  $  2,963,606
                                                             ============  ============  ==============  ============
Investments at Cost......................................... $         --  $         --  $    2,951,917  $    142,984
                                                             ============  ============  ==============  ============
Foreign Currencies at Cost.................................. $         --  $         --  $        8,939  $         --
                                                             ============  ============  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $     23,205  $    220,145  $    3,543,707  $  3,125,034
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           69         1,678        (276,194)       19,670
Accumulated Net Realized Gain (Loss)........................        1,636       (13,851)       (256,839)      (36,772)
Net Unrealized Foreign Exchange Gain (Loss).................            8           130             141            --
Net Unrealized Appreciation (Depreciation)..................       11,795        39,724         447,827       638,842
                                                             ------------  ------------  --------------  ------------
NET ASSETS.................................................. $     36,713  $    247,826  $    3,458,642  $  3,746,774
                                                             ============  ============  ==============  ============

                                                                  DFA
                                                             International
                                                               Small Cap
                                                                 Value
                                                              Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --
Investments at Value (including $0, $0, $190,775, $18,957
 and $1,238,838 of securities on loan, respectively)........ $   12,800,002
Temporary Cash Investments at Value & Cost..................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,313,269
Foreign Currencies at Value.................................         53,836
Cash........................................................         16,066
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................         23,856
  Dividends and Tax Reclaims................................         63,607
  Securities Lending Income.................................          2,322
  Fund Shares Sold..........................................          5,741
Unrealized Gain on Foreign Currency Contracts...............             10
Prepaid Expenses and Other Assets...........................            115
                                                             --------------
    Total Assets............................................     14,278,824
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,313,269
  Investment Securities/Affiliated Investment Company
   Purchased................................................         31,095
  Fund Shares Redeemed......................................          3,519
  Due to Advisor............................................          6,772
Unrealized Loss on Foreign Currency Contracts...............            117
Accrued Expenses and Other Liabilities......................            699
                                                             --------------
    Total Liabilities.......................................      1,355,471
                                                             --------------
NET ASSETS.................................................. $   12,923,353
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $36,713; $247,826; $3,458,642; $3,746,774 and
 $12,923,353 and shares outstanding of 1,030,197;
 11,495,780; 628,990,113; 355,273,479 and
 632,098,412, respectively.................................. $        20.45
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  2,300,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             ==============
Investments at Cost......................................... $   10,719,926
                                                             ==============
Foreign Currencies at Cost.................................. $       53,059
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   10,546,312
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          3,808
Accumulated Net Realized Gain (Loss)........................        291,696
Net Unrealized Foreign Exchange Gain (Loss).................            684
Net Unrealized Appreciation (Depreciation)..................      2,080,853
                                                             --------------
NET ASSETS.................................................. $   12,923,353
                                                             ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                              International                 World ex U.S.  World ex U.S.
                                                              Vector Equity  World ex U.S.  Targeted Value  Core Equity
                                                               Portfolio*   Value Portfolio   Portfolio     Portfolio*
                                                              ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value......           --   $    125,943    $    226,404            --
Investments at Value (including $190,253, $0, $0, $73,355
 and $0 of securities on loan, respectively)................. $  1,652,386             --              --  $    833,395
Temporary Cash Investments at Value & Cost...................           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      200,246             --              --        76,626
Foreign Currencies at Value..................................        1,570             --              --           664
Cash.........................................................        6,288             --             512         5,759
Receivables:
  Investment Securities Sold.................................          111             --              --            --
  Dividends and Tax Reclaims.................................        6,528             --              --         2,659
  Securities Lending Income..................................          300             --              --           112
  Fund Shares Sold...........................................        2,126             --             416         2,241
  From Advisor...............................................           --             --              --            --
Unrealized Gain on Foreign Currency Contracts................           --             --              --             5
Prepaid Expenses and Other Assets............................           36             11              21            39
                                                              ------------   ------------    ------------  ------------
    Total Assets.............................................    1,869,591        125,954         227,353       921,500
                                                              ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      200,246             --              --        76,626
  Investment Securities Purchased............................        1,417             --             282         3,316
  Fund Shares Redeemed.......................................          411              1               9           339
  Due to Advisor.............................................          595             41              21           134
  Line of Credit.............................................           --             50              --            --
Unrealized Loss on Foreign Currency Contracts................            5             --              --             4
Accrued Expenses and Other Liabilities.......................           78              7              10            36
                                                              ------------   ------------    ------------  ------------
    Total Liabilities........................................      202,752             99             322        80,455
                                                              ------------   ------------    ------------  ------------
NET ASSETS................................................... $  1,666,839   $    125,855    $    227,031  $    841,045
                                                              ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,666,839; $125,855; $227,031; $841,045 and $141,393
 and shares outstanding of 141,635,862; 10,552,000;
 17,937,277; 75,984,790 and 10,209,686, respectively......... $      11.77   $      11.93    $      12.66  $      11.07
                                                              ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED..................................  500,000,000    100,000,000     100,000,000   100,000,000
                                                              ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost....... $         --   $    112,754    $    206,885  $         --
                                                              ============   ============    ============  ============
Investments at Cost.......................................... $  1,420,886   $         --    $         --  $    783,457
                                                              ============   ============    ============  ============
Foreign Currencies at Cost................................... $      1,549   $         --    $         --  $        660
                                                              ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $  1,420,111   $    112,949    $    209,557  $    796,415
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................       12,974            793             (25)        4,963
Accumulated Net Realized Gain (Loss).........................        2,195         (1,041)         (2,020)      (10,298)
Net Unrealized Foreign Exchange Gain (Loss)..................           38            (35)             --            23
Net Unrealized Appreciation (Depreciation)...................      231,521         13,189          19,519        49,942
                                                              ------------   ------------    ------------  ------------
NET ASSETS................................................... $  1,666,839   $    125,855    $    227,031  $    841,045
                                                              ============   ============    ============  ============

                                                               World Core
                                                                 Equity
                                                               Portfolio
                                                              ------------
ASSETS:
Investments in Affiliated Investment Companies at Value...... $    139,507
Investments at Value (including $190,253, $0, $0, $73,355
 and $0 of securities on loan, respectively).................           --
Temporary Cash Investments at Value & Cost...................           39
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................           --
Foreign Currencies at Value..................................           --
Cash.........................................................           --
Receivables:
  Investment Securities Sold.................................           --
  Dividends and Tax Reclaims.................................           --
  Securities Lending Income..................................           --
  Fund Shares Sold...........................................        1,859
  From Advisor...............................................            1
Unrealized Gain on Foreign Currency Contracts................           --
Prepaid Expenses and Other Assets............................           13
                                                              ------------
    Total Assets.............................................      141,419
                                                              ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................           --
  Investment Securities Purchased............................           --
  Fund Shares Redeemed.......................................           12
  Due to Advisor.............................................           --
  Line of Credit.............................................           --
Unrealized Loss on Foreign Currency Contracts................           --
Accrued Expenses and Other Liabilities.......................           14
                                                              ------------
    Total Liabilities........................................           26
                                                              ------------
NET ASSETS................................................... $    141,393
                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,666,839; $125,855; $227,031; $841,045 and $141,393
 and shares outstanding of 141,635,862; 10,552,000;
 17,937,277; 75,984,790 and 10,209,686, respectively......... $      13.85
                                                              ============
NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                              ============
Investments in Affiliated Investment Companies at Cost....... $    135,804
                                                              ============
Investments at Cost.......................................... $         --
                                                              ============
Foreign Currencies at Cost................................... $         --
                                                              ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $    137,810
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................           (2)
Accumulated Net Realized Gain (Loss).........................         (118)
Net Unrealized Foreign Exchange Gain (Loss)..................           --
Net Unrealized Appreciation (Depreciation)...................        3,703
                                                              ------------
NET ASSETS................................................... $    141,393
                                                              ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                               Selectively                  Emerging
                                                              Hedged Global   Emerging       Markets       Emerging
                                                                 Equity        Markets      Small Cap    Markets Value
                                                                Portfolio     Portfolio     Portfolio      Portfolio
                                                              ------------- ------------  ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...... $    192,445  $  4,281,164  $  5,638,580  $   19,185,282
Investments at Value (including $0, $0, $0, $0 and
 $1,882,111 of securities on loan, respectively).............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................           --            --            --              --
Segregated Cash for Futures Contracts........................          340            --            --              --
Foreign Currencies at Value..................................           --            --            --              --
Cash.........................................................        7,599            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold......................................................           --            --            --              --
  Dividends and Tax Reclaims.................................           --            --            --              --
  Securities Lending Income..................................           --            --            --              --
  Fund Shares Sold...........................................          532         5,616         1,695          10,025
Unrealized Gain on Forward Currency Contracts................          172            --            --              --
Unrealized Gain on Foreign Currency Contracts................           --            --            --              --
Prepaid Expenses and Other Assets............................           12            46            51              89
                                                              ------------  ------------  ------------  --------------
    Total Assets.............................................      201,100     4,286,826     5,640,326      19,195,396
                                                              ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased.................................................           --            --            --              --
  Fund Shares Redeemed.......................................            5         1,147         1,130          33,046
  Due to Advisor.............................................            6         1,379         2,035           6,157
  Futures Margin Variation...................................           74            --            --              --
Unrealized Loss on Forward Currency Contracts................          352            --            --              --
Unrealized Loss on Foreign Currency Contracts................           --            --            --              --
Accrued Expenses and Other Liabilities.......................            6           178           117             630
                                                              ------------  ------------  ------------  --------------
    Total Liabilities........................................          443         2,704         3,282          39,833
                                                              ------------  ------------  ------------  --------------
NET ASSETS................................................... $    200,657  $  4,284,122  $  5,637,044  $   19,155,563
                                                              ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $106,479 and $0 and shares outstanding of 0; 0; 0;
 3,772,728 and 0, respectively............................... $        N/A  $        N/A  $        N/A  $        28.22
                                                              ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $200,657; $4,284,122; $5,637,044; $19,049,084 and
 $17,485,579 and shares outstanding of 13,956,393;
 158,059,739; 255,898,849; 674,163,807 and 848,130,266,
 respectively................................................ $      14.38  $      27.10  $      22.03  $        28.26
                                                              ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                              ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost....... $    168,874  $  3,051,541  $  4,997,148  $   18,126,323
                                                              ============  ============  ============  ==============
Investments at Cost.......................................... $         --  $         --  $         --  $           --
                                                              ============  ============  ============  ==============
Foreign Currencies at Cost................................... $         --  $         --  $         --  $           --
                                                              ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $    175,141  $  3,078,963  $  4,888,947  $   19,087,506
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................         (457)        8,221       (10,897)        (93,643)
Accumulated Net Realized Gain (Loss).........................        2,580       (32,664)      117,645        (897,377)
Net Unrealized Foreign Exchange Gain (Loss)..................         (180)          (21)          (83)            118
Net Unrealized Appreciation (Depreciation)...................       23,573     1,229,623       641,432       1,058,959
                                                              ------------  ------------  ------------  --------------
NET ASSETS................................................... $    200,657  $  4,284,122  $  5,637,044  $   19,155,563
                                                              ============  ============  ============  ==============

                                                                 Emerging
                                                               Markets Core
                                                                  Equity
                                                                Portfolio*
                                                              --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......             --
Investments at Value (including $0, $0, $0, $0 and
 $1,882,111 of securities on loan, respectively)............. $   17,309,970
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      1,329,720
Segregated Cash for Futures Contracts........................             --
Foreign Currencies at Value..................................         82,472
Cash.........................................................         44,686
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold......................................................          1,278
  Dividends and Tax Reclaims.................................         21,890
  Securities Lending Income..................................          4,459
  Fund Shares Sold...........................................        113,053
Unrealized Gain on Forward Currency Contracts................             --
Unrealized Gain on Foreign Currency Contracts................            177
Prepaid Expenses and Other Assets............................            205
                                                              --------------
    Total Assets.............................................     18,907,910
                                                              --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      1,329,720
  Investment Securities/Affiliated Investment Companies
   Purchased.................................................         52,065
  Fund Shares Redeemed.......................................         31,523
  Due to Advisor.............................................          7,723
  Futures Margin Variation...................................             --
Unrealized Loss on Forward Currency Contracts................             --
Unrealized Loss on Foreign Currency Contracts................             72
Accrued Expenses and Other Liabilities.......................          1,228
                                                              --------------
    Total Liabilities........................................      1,422,331
                                                              --------------
NET ASSETS................................................... $   17,485,579
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $106,479 and $0 and shares outstanding of 0; 0; 0;
 3,772,728 and 0, respectively............................... $          N/A
                                                              ==============
Institutional Class Shares -- based on net assets of
 $200,657; $4,284,122; $5,637,044; $19,049,084 and
 $17,485,579 and shares outstanding of 13,956,393;
 158,059,739; 255,898,849; 674,163,807 and 848,130,266,
 respectively................................................ $        20.62
                                                              ==============
NUMBER OF SHARES AUTHORIZED..................................  1,500,000,000
                                                              ==============
Investments in Affiliated Investment Companies at Cost....... $           --
                                                              ==============
Investments at Cost.......................................... $   15,462,303
                                                              ==============
Foreign Currencies at Cost................................... $       81,893
                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $   15,778,143
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................         32,711
Accumulated Net Realized Gain (Loss).........................       (173,311)
Net Unrealized Foreign Exchange Gain (Loss)..................           (210)
Net Unrealized Appreciation (Depreciation)...................      1,848,246
                                                              --------------
NET ASSETS................................................... $   17,485,579
                                                              ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)


                                                                             Enhanced
                                                                            U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                             Company   Cap Equity Cap Value      Value
                                                                            Portfolio  Portfolio  Portfolio*   Portfolio
                                                                            ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Taxes Withheld of $0, $0, $2 and $0, respectively)...       --         --    $172,239          --
    Interest...............................................................       --         --          17          --
    Income from Securities Lending.........................................       --         --       1,737          --
    Expenses Allocated from Affiliated Investment Company..................       --         --      (8,473)         --
                                                                             -------    -------    --------    --------
     Total Net Investment Income Received from Affiliated Investment
      Company..............................................................       --         --     165,520          --
                                                                             -------    -------    --------    --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $1, $0 and $6, respectively).....  $    91    $ 4,400          --    $ 47,888
  Interest.................................................................      722         --          --          --
  Income from Securities Lending...........................................        5         55          --       3,147
                                                                             -------    -------    --------    --------
     Total Investment Income...............................................      818      4,455          --      51,035
                                                                             -------    -------    --------    --------
Fund Expenses
  Investment Advisory Services Fees........................................      219        336          --      10,247
  Administrative Services Fees.............................................       --         --      11,599          --
  Accounting & Transfer Agent Fees.........................................       10         16          46         170
  S&P 500(R) Fees..........................................................        4         --          --          --
  Custodian Fees...........................................................        4         17          --          49
  Shareholder Servicing Fees --
    Class R1 Shares........................................................       --         --          --          14
    Class R2 Shares........................................................       --         --          --         112
  Filing Fees..............................................................       10         13          90          54
  Shareholders' Reports....................................................        2          3         149          70
  Directors'/Trustees' Fees & Expenses.....................................        1          2          57          22
  Professional Fees........................................................        2          4          24          51
  Other....................................................................        3          8         186          79
                                                                             -------    -------    --------    --------
     Total Expenses........................................................      255        399      12,151      10,868
                                                                             -------    -------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................       --         28          --          --
  Fees Paid Indirectly (Note C)............................................       (1)        --          --          --
                                                                             -------    -------    --------    --------
  Net Expenses.............................................................      254        427      12,151      10,868
                                                                             -------    -------    --------    --------
  Net Investment Income (Loss).............................................      564      4,028     153,369      40,167
                                                                             -------    -------    --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................    1,844      1,661     404,525     101,300
    Futures................................................................   11,422        367         (67)     (1,061)
    Foreign Currency Transactions..........................................      629         --          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................   (1,612)    13,344      12,679      64,839
    Futures................................................................   (3,469)        --           4          --
    Translation of Foreign Currency Denominated Amounts....................     (191)        --          --          --
                                                                             -------    -------    --------    --------
  Net Realized and Unrealized Gain (Loss)..................................    8,623     15,372     417,141     165,078
                                                                             -------    -------    --------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $ 9,187    $19,400    $570,510    $205,245
                                                                             =======    =======    ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                 U.S. Small U.S. Core U.S. Core U.S. Vector
                                                                 Cap Value  Equity 1  Equity 2    Equity
                                                                 Portfolio  Portfolio Portfolio  Portfolio
                                                                 ---------- --------- --------- -----------
Investment Income
  Dividends (Net of Taxes Withheld of $34, $24, $25 and $4,
   respectively)................................................ $  93,143  $112,024  $129,387   $ 32,072
  Interest......................................................        --         4         3         --
  Income from Securities Lending................................     4,177     3,058     4,314      1,649
                                                                 ---------  --------  --------   --------
     Total Investment Income....................................    97,320   115,086   133,704     33,721
                                                                 ---------  --------  --------   --------
Expenses
  Investment Advisory Services Fees.............................    29,238     9,891    13,555      5,346
  Accounting & Transfer Agent Fees..............................       332       329       383        104
  Custodian Fees................................................        84        71        82         36
  Filing Fees...................................................        74        81       101         35
  Shareholders' Reports.........................................       108        71        87         39
  Directors'/Trustees' Fees & Expenses..........................        43        43        50         13
  Professional Fees.............................................       106        99       120         32
  Other.........................................................       156       152       178         50
                                                                 ---------  --------  --------   --------
     Total Expenses.............................................    30,141    10,737    14,556      5,655
                                                                 ---------  --------  --------   --------
  Net Investment Income (Loss)..................................    67,179   104,349   119,148     28,066
                                                                 ---------  --------  --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................   449,654    86,839   119,176     52,746
    Futures.....................................................    (2,510)       --     1,793       (811)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................  (162,368)  346,056   369,254     49,804
                                                                 ---------  --------  --------   --------
  Net Realized and Unrealized Gain (Loss).......................   284,776   432,895   490,223    101,739
                                                                 ---------  --------  --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations. $ 351,955  $537,244  $609,371   $129,805
                                                                 =========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             DFA Real
                                                                                              Estate     Large Cap
                                                                 U.S. Small    U.S. Micro   Securities International
                                                                Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $13, $8, $0 and $4,006,
   respectively)...............................................   $ 72,840      $ 34,362     $136,193    $ 46,151
  Income from Securities Lending...............................      6,710         3,508          390       1,498
                                                                  --------      --------     --------    --------
     Total Investment Income...................................     79,550        37,870      136,583      47,649
                                                                  --------      --------     --------    --------
Expenses
  Investment Advisory Services Fees............................     17,189        12,623        5,934       3,955
  Accounting & Transfer Agent Fees.............................        279           146          199          96
  Custodian Fees...............................................         77            44           37         148
  Filing Fees..................................................         57            41           50          29
  Shareholders' Reports........................................         94            53           80          58
  Directors'/Trustees' Fees & Expenses.........................         36            19           26          12
  Professional Fees............................................         87            48           59          30
  Other........................................................        136            71           94          54
                                                                  --------      --------     --------    --------
     Total Expenses............................................     17,955        13,045        6,479       4,382
                                                                  --------      --------     --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................         --            --         (196)         --
  Fees Paid Indirectly (Note C)................................         --            --           --          (7)
                                                                  --------      --------     --------    --------
  Net Expenses.................................................     17,955        13,045        6,283       4,375
                                                                  --------      --------     --------    --------
  Net Investment Income (Loss).................................     61,595        24,825      130,300      43,274
                                                                  --------      --------     --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................    262,832       186,042       (4,684)    (20,004)
    Futures....................................................         --        (2,258)          --         769
    Foreign Currency Transactions..............................         --            --           --        (569)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     86,745       (25,992)      35,996     148,032
    Translation of Foreign Currency Denominated Amounts........         --            --           --         317
                                                                  --------      --------     --------    --------
  Net Realized and Unrealized Gain (Loss)......................    349,577       157,792       31,312     128,545
                                                                  --------      --------     --------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $411,172      $182,617     $161,612    $171,819
                                                                  ========      ========     ========    ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                     International  Japanese  Asia Pacific
                                                                       International     Small       Small       Small
                                                                        Core Equity     Company     Company     Company
                                                                         Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                       ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Taxes Withheld of $0, $8,657, $519 and $111,
     respectively)....................................................         --      $111,084     $ 4,680     $ 4,990
    Income from Securities Lending....................................         --         9,391         448         414
    Expenses Allocated from Affiliated Investment Companies...........         --        (5,420)       (311)       (194)
                                                                         --------      --------     -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies............................................         --       115,055       4,817       5,210
                                                                         --------      --------     -------     -------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $15,460, $0, $0 and $0,
   respectively)......................................................   $182,091            --          --          --
  Interest............................................................          2             9          --          --
  Income from Securities Lending......................................      8,610            --          --          --
                                                                         --------      --------     -------     -------
     Total Investment Income..........................................    190,703             9          --          --
                                                                         --------      --------     -------     -------
Fund Expenses
  Investment Advisory Services Fees...................................     22,135            --          --          --
  Administrative Services Fees........................................         --        17,485         960         574
  Accounting & Transfer Agent Fees....................................        363            30           4           4
  Custodian Fees......................................................        764             1          --          --
  Filing Fees.........................................................        110            54          10          10
  Shareholders' Reports...............................................        115           108           2           3
  Directors'/Trustees' Fees & Expenses................................         46            32           2           1
  Professional Fees...................................................        116            20           2           2
  Other...............................................................        194           111           6           5
                                                                         --------      --------     -------     -------
     Total Expenses...................................................     23,843        17,841         986         599
                                                                         --------      --------     -------     -------
  Fees Paid Indirectly (Note C).......................................        (23)           --          --          --
                                                                         --------      --------     -------     -------
  Net Expenses........................................................     23,820        17,841         986         599
                                                                         --------      --------     -------     -------
  Net Investment Income (Loss)........................................    166,883        97,223       3,831       4,611
                                                                         --------      --------     -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................    138,114       317,803       8,141      (2,001)
    Futures...........................................................         --        (4,583)         --          --
    Foreign Currency Transactions.....................................     (1,812)       (2,994)          3        (163)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................    502,048       228,991      21,325      (4,918)
    Futures...........................................................         --            (5)         --          --
    Translation of Foreign Currency Denominated Amounts...............      1,140           775          79           1
                                                                         --------      --------     -------     -------
  Net Realized and Unrealized Gain (Loss).............................    639,490       539,987      29,548      (7,081)
                                                                         --------      --------     -------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................   $806,373      $637,210     $33,379     $(2,470)
                                                                         ========      ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       United                    DFA          DFA
                                                                      Kingdom   Continental International   Global
                                                                       Small       Small     Real Estate  Real Estate
                                                                      Company     Company    Securities   Securities
                                                                     Portfolio* Portfolio*    Portfolio    Portfolio
                                                                     ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Taxes Withheld of $2, $321, $0, $0 and $0,
     respectively)..................................................   $  607     $ 2,155           --           --
    Income Distributions Received from Affiliated Investment
     Companies......................................................       --          --           --     $122,372
    Income from Securities Lending..................................        7         293           --           --
    Expenses Allocated from Affiliated Investment Company...........      (19)       (122)          --           --
                                                                       ------     -------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................      595       2,326           --      122,372
                                                                       ------     -------     --------     --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $8,008, $0 and
   $10,912, respectively)...........................................       --          --     $ 63,774          797
  Income from Securities Lending....................................       --          --        1,378           --
                                                                       ------     -------     --------     --------
     Total Fund Investment Income...................................       --          --       65,152          797
                                                                       ------     -------     --------     --------
Fund Expenses
  Investment Advisory Services Fees.................................       --          --        4,994        4,397
  Administrative Services Fees......................................       67         392           --           --
  Accounting & Transfer Agent Fees..................................        2           3           97           13
  Custodian Fees....................................................       --          --          204            1
  Filing Fees.......................................................        8          11           34           44
  Shareholders' Reports.............................................        1           2           37           52
  Directors'/Trustees' Fees & Expenses..............................       --           1           12           13
  Professional Fees.................................................        1           1           30            8
  Other.............................................................        1           3           52           33
                                                                       ------     -------     --------     --------
     Total Expenses.................................................       80         413        5,460        4,561
                                                                       ------     -------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................       (2)         --           --       (3,559)
  Fees Paid Indirectly (Note C).....................................       --          --           (8)          --
                                                                       ------     -------     --------     --------
  Net Expenses......................................................       78         413        5,452        1,002
                                                                       ------     -------     --------     --------
  Net Investment Income (Loss)......................................      517       1,913       59,700      122,167
                                                                       ------     -------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    1,823       7,640      (17,397)          80
    Futures.........................................................       --        (267)          --           --
    Foreign Currency Transactions...................................      (11)        (56)        (852)          --
    In-Kind Redemptions.............................................       --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................      432      15,005       80,713      (32,470)
    Futures.........................................................       --           4           --           --
    Translation of Foreign Currency Denominated Amounts.............        5          10          422           --
                                                                       ------     -------     --------     --------
  Net Realized and Unrealized Gain (Loss)...........................    2,249      22,336       62,886      (32,390)
                                                                       ------     -------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $2,766     $24,249     $122,586     $ 89,777
                                                                       ======     =======     ========     ========

                                                                          DFA
                                                                     International
                                                                       Small Cap
                                                                         Value
                                                                       Portfolio
                                                                     -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Taxes Withheld of $2, $321, $0, $0 and $0,
     respectively)..................................................         --
    Income Distributions Received from Affiliated Investment
     Companies......................................................         --
    Income from Securities Lending..................................         --
    Expenses Allocated from Affiliated Investment Company...........         --
                                                                       --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................         --
                                                                       --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $8,008, $0 and
   $10,912, respectively)...........................................   $155,153
  Income from Securities Lending....................................      8,719
                                                                       --------
     Total Fund Investment Income...................................    163,872
                                                                       --------
Fund Expenses
  Investment Advisory Services Fees.................................     38,530
  Administrative Services Fees......................................         --
  Accounting & Transfer Agent Fees..................................        343
  Custodian Fees....................................................        814
  Filing Fees.......................................................         83
  Shareholders' Reports.............................................        127
  Directors'/Trustees' Fees & Expenses..............................         44
  Professional Fees.................................................        115
  Other.............................................................        184
                                                                       --------
     Total Expenses.................................................     40,240
                                                                       --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................         --
  Fees Paid Indirectly (Note C).....................................        (22)
                                                                       --------
  Net Expenses......................................................     40,218
                                                                       --------
  Net Investment Income (Loss)......................................    123,654
                                                                       --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    156,150
    Futures.........................................................     (5,555)
    Foreign Currency Transactions...................................     (3,205)
    In-Kind Redemptions.............................................    148,970
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    520,445
    Futures.........................................................         --
    Translation of Foreign Currency Denominated Amounts.............      1,436
                                                                       --------
  Net Realized and Unrealized Gain (Loss)...........................    818,241
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $941,895
                                                                       ========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       World ex U.S.
                                                           International World ex U.S.   Targeted    World ex U.S. World Core
                                                           Vector Equity     Value         Value      Core Equity    Equity
                                                             Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                           ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
    Dividends (Net of Taxes Withheld of $0, $134, $51,
     $0 and $0, respectively).............................         --       $1,497        $   360            --          --
    Income Distributions Received from Affiliated
     Investment Companies.................................         --          115          1,318       $   603      $  727
    Income from Securities Lending........................         --           56             66            --          --
    Expenses Allocated from Affiliated Investment
     Companies............................................         --         (107)           (47)           --          --
                                                              -------       ------        -------       -------      ------
     Total Net Investment Income Received from
      Affiliated Investment Companies.....................         --        1,561          1,697           603         727
                                                              -------       ------        -------       -------      ------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $1,604, $0, $0,
   $652 and $0, respectively).............................    $19,660           --             --         7,115          --
  Income from Securities Lending..........................      1,000           --             --           271          --
                                                              -------       ------        -------       -------      ------
     Total Investment Income..............................     20,660           --             --         7,989          --
                                                              -------       ------        -------       -------      ------
Fund Expenses
  Investment Advisory Services Fees.......................      3,135          270            526         1,141         169
  Accounting & Transfer Agent Fees........................         48            3              4            16           6
  Custodian Fees..........................................        110            1              2           198          --
  Filing Fees.............................................         23            9             18            24          11
  Shareholders' Reports...................................         23            1              1             5           6
  Directors'/Trustees' Fees & Expenses....................          5           --              1             2          --
  Professional Fees.......................................         13            4              5             5           3
  Other...................................................         32            2              3             9           1
                                                              -------       ------        -------       -------      ------
     Total Expenses.......................................      3,389          290            560         1,400         196
                                                              -------       ------        -------       -------      ------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)...............................................         --         (123)          (433)         (282)       (173)
  Fees Paid Indirectly (Note C)...........................         (3)          --             --            (5)         --
                                                              -------       ------        -------       -------      ------
  Net Expenses............................................      3,386          167            127         1,113          23
                                                              -------       ------        -------       -------      ------
  Net Investment Income (Loss)............................     17,274        1,394          1,570         6,876         704
                                                              -------       ------        -------       -------      ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies...................................         --          169          1,932            --         171
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..........................      3,397          669         (2,005)       (9,726)       (285)
    Futures...............................................         --           --             --           (69)         --
    Foreign Currency Transactions.........................       (372)         (42)            (6)         (253)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............     75,678        4,015         12,608        52,042       6,310
    Translation of Foreign Currency Denominated
     Amounts..............................................        111            9             --            23          --
                                                              -------       ------        -------       -------      ------
  Net Realized and Unrealized Gain (Loss).................     78,814        4,820         12,529        42,017       6,196
                                                              -------       ------        -------       -------      ------
Net Increase (Decrease) in Net Assets Resulting
 from Operations..........................................    $96,088       $6,214        $14,099       $48,893      $6,900
                                                              =======       ======        =======       =======      ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                     Selectively              Emerging   Emerging   Emerging
                                                                       Hedged      Emerging   Markets    Markets     Markets
                                                                    Global Equity  Markets   Small Cap    Value    Core Equity
                                                                      Portfolio   Portfolio* Portfolio* Portfolio*  Portfolio
                                                                    ------------- ---------- ---------- ---------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Taxes Withheld of $0, $4,290, $3,700,
     $17,297 and $0, respectively).................................         --     $ 31,032   $ 33,900  $ 113,318         --
    Income Distributions Received from Affiliated Investment
     Companies.....................................................    $ 1,176           --         --         --         --
    Interest.......................................................         --            5         --          3         --
    Income from Securities Lending.................................         --        2,468     15,132     13,539         --
    Expenses Allocated from Affiliated Investment Companies........         --       (3,095)    (6,611)   (13,948)        --
                                                                       -------     --------   --------  ---------   --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.........................................      1,176       30,410     42,421    112,912         --
                                                                       -------     --------   --------  ---------   --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $0, $0 and $15,986,
   respectively)...................................................         --           --         --         --   $119,079
  Interest.........................................................          3           --         --         --          5
  Income from Securities Lending...................................         --           --         --         --     21,075
                                                                       -------     --------   --------  ---------   --------
     Total Fund Investment Income..................................          3           --         --         --    140,159
                                                                       -------     --------   --------  ---------   --------
Fund Expenses
  Investment Advisory Services Fees................................        253           --         --         --     43,141
  Administrative Services Fees.....................................         --        8,103     11,188     35,335         --
  Accounting & Transfer Agent Fees.................................          3           15         17         58        451
  Custodian Fees...................................................         --           --         --         --      3,262
  Shareholder Servicing Fees --
    Class R2 Shares................................................         --           --         --        119         --
  Filing Fees......................................................         10           39         46         74        110
  Shareholders' Reports............................................          1           73         39        137        161
  Directors'/Trustees' Fees & Expenses.............................          1           15         18         65         57
  Professional Fees................................................          4            8          9         31        178
  Other............................................................          2           49         59        214        228
                                                                       -------     --------   --------  ---------   --------
     Total Expenses................................................        274        8,302     11,376     36,033     47,588
                                                                       -------     --------   --------  ---------   --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................       (210)          --         --         --         --
  Fees Paid Indirectly (Note C)....................................         --           --         --         --        (47)
                                                                       -------     --------   --------  ---------   --------
  Net Expenses.....................................................         64        8,302     11,376     36,033     47,541
                                                                       -------     --------   --------  ---------   --------
  Net Investment Income (Loss).....................................      1,115       22,108     31,045     76,879     92,618
                                                                       -------     --------   --------  ---------   --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................        469           --         --         --         --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................       (251)      (7,562)   130,012   (349,708)    (7,484)
    Futures........................................................        248        2,301         --         --         --
    Foreign Currency Transactions..................................      2,652       (1,089)    (1,036)    (2,551)    (1,464)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................      7,197       85,333    165,394    822,207    501,108
    Futures........................................................        (49)           4         --         --         --
    Translation of Foreign Currency Denominated Amounts............       (818)          30        145         59         50
                                                                       -------     --------   --------  ---------   --------
  Net Realized and Unrealized Gain (Loss)..........................      9,448       79,017    294,515    470,007    492,210
                                                                       -------     --------   --------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................    $10,563     $101,125   $325,560  $ 546,886   $584,828
                                                                       =======     ========   ========  =========   ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 Enhanced U.S. Large     U.S. Large Cap       U.S. Large Cap Value
                                                  Company Portfolio     Equity Portfolio            Portfolio
                                                --------------------  --------------------  ------------------------
                                                Six Months    Year    Six Months    Year    Six Months       Year
                                                   Ended     Ended       Ended     Ended       Ended        Ended
                                                 April 30,  Oct. 31,   April 30,  Oct. 31,   April 30,     Oct. 31,
                                                   2015       2014       2015       2014       2015          2014
                                                ----------- --------  ----------- --------  -----------  -----------
                                                (Unaudited)           (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $    564   $  1,136   $  4,028   $  3,451  $   153,369  $   238,575
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................     1,844        643      1,661        563      404,525      600,495
   Futures.....................................    11,422     31,175        367         --          (67)          --
   Foreign Currency Transactions...............       629       (151)        --         --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................    (1,612)       332     13,344     24,836       12,679    1,088,709
   Futures.....................................    (3,469)      (852)        --         --            4           --
   Translation of Foreign Currency
    Denominated Amounts........................      (191)       408         --         --           --           --
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     9,187     32,691     19,400     28,850      570,510    1,927,779
                                                 --------   --------   --------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................      (572)      (903)    (3,235)    (3,170)    (150,922)    (230,364)
  Net Short-Term Gains:
   Institutional Class Shares..................   (10,591)        --       (285)       (40)          --           --
  Net Long-Term Gains:
   Institutional Class Shares..................   (16,610)        --       (266)        --      (86,223)          --
                                                 --------   --------   --------   --------  -----------  -----------
     Total Distributions.......................   (27,773)      (903)    (3,786)    (3,210)    (237,145)    (230,364)
                                                 --------   --------   --------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................    25,900     36,703    311,765    134,371    1,936,199    3,477,302
  Shares Issued in Lieu of Cash Distributions..    24,218        757      3,649      3,180      217,906      209,934
  Shares Redeemed..............................   (32,680)   (65,369)   (58,892)   (23,643)  (1,876,152)  (2,200,742)
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    17,438    (27,909)   256,522    113,908      277,953    1,486,494
                                                 --------   --------   --------   --------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    (1,148)     3,879    272,136    139,548      611,318    3,183,909
Net Assets
  Beginning of Period..........................   216,719    212,840    274,955    135,407   15,146,981   11,963,072
                                                 --------   --------   --------   --------  -----------  -----------
  End of Period................................  $215,571   $216,719   $547,091   $274,955  $15,758,299  $15,146,981
                                                 ========   ========   ========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     1,994      2,890     24,322     11,205       57,146      108,157
  Shares Issued in Lieu of Cash Distributions..     2,070         60        290        265        6,679        6,479
  Shares Redeemed..............................    (2,641)    (5,263)    (4,522)    (1,962)     (55,447)     (68,360)
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     1,423     (2,313)    20,090      9,508        8,378       46,276
                                                 ========   ========   ========   ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $    141   $    149   $  1,295   $    502  $    35,109  $    32,662

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  U.S. Targeted Value     U.S. Small Cap Value
                                                       Portfolio                Portfolio         U.S. Core Equity 1 Portfolio
                                                ----------------------  ------------------------  ---------------------------
                                                Six Months     Year     Six Months       Year     Six Months         Year
                                                   Ended      Ended        Ended        Ended        Ended          Ended
                                                 April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,       Oct. 31,
                                                   2015        2014        2015          2014        2015            2014
                                                ----------- ----------  -----------  -----------  -----------    -----------
                                                (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   40,167  $   44,264  $    67,179  $    70,490  $   104,349    $   146,885
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................    101,300     262,739      449,654      462,894       86,839         51,551
   Futures.....................................     (1,061)         --       (2,510)     (12,757)          --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.......................     64,839     116,751     (162,368)     404,462      346,056      1,034,068
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    205,245     423,754      351,955      925,089      537,244      1,232,504
                                                ----------  ----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares.............................       (160)        (80)          --           --           --             --
   Class R2 Shares.............................       (401)       (330)          --           --           --             --
   Institutional Class Shares..................    (33,047)    (37,254)     (49,002)     (63,952)     (98,354)      (135,714)
  Net Short-Term Gains:
   Class R1 Shares.............................        (49)        (32)          --           --           --             --
   Class R2 Shares.............................       (144)        (84)          --           --           --             --
   Institutional Class Shares..................     (9,156)    (13,954)          --       (2,510)          --             --
  Net Long-Term Gains:
   Class R1 Shares.............................     (1,235)       (544)          --           --           --             --
   Class R2 Shares.............................     (3,653)     (1,417)          --           --           --             --
   Institutional Class Shares..................   (233,022)   (235,328)    (427,115)    (443,795)     (49,469)       (34,892)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Total Distributions.......................   (280,867)   (289,023)    (476,117)    (510,257)    (147,823)      (170,606)
                                                ----------  ----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................  1,187,607   1,893,177    1,371,502    2,936,905    2,059,434      3,297,271
  Shares Issued in Lieu of Cash Distributions..    267,131     271,172      428,990      463,121      140,798        161,062
  Shares Redeemed..............................   (564,385)   (921,922)    (946,674)  (1,829,533)    (806,541)    (1,305,580)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    890,353   1,242,427      853,818    1,570,493    1,393,691      2,152,753
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................    814,731   1,377,158      729,656    1,985,325    1,783,112      3,214,651
Net Assets
  Beginning of Period..........................  5,590,907   4,213,749   11,512,306    9,526,981   10,780,830      7,566,179
                                                ----------  ----------  -----------  -----------   -----------   -----------
  End of Period................................ $6,405,638  $5,590,907  $12,241,962  $11,512,306  $12,563,942    $10,780,830
                                                ==========  ==========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     52,690      83,026       39,093       83,520      114,197        195,985
  Shares Issued in Lieu of Cash Distributions..     12,769      12,467       13,072       13,724        8,067          9,673
  Shares Redeemed..............................    (25,253)    (40,542)     (27,125)     (52,171)     (44,733)       (77,540)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     40,206      54,951       25,040       45,073       77,531        128,118
                                                ==========  ==========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $   12,678  $    6,119  $    22,137  $     3,960  $    25,698    $    19,703

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                           ---------------------------  ---------------------------  ------------------------
                                           Six Months         Year      Six Months        Year       Six Months       Year
                                              Ended          Ended         Ended         Ended          Ended        Ended
                                            April 30,       Oct. 31,     April 30,      Oct. 31,      April 30,     Oct. 31,
                                              2015            2014         2015           2014          2015          2014
                                           -----------    -----------   -----------     ----------   -----------  -----------
                                           (Unaudited)                  (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   119,148    $   177,308   $   28,066     $   40,510    $    61,595  $    72,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     119,176         91,185       52,746        115,011        262,832      281,378
    Futures...............................       1,793             --         (811)            --             --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.................     369,254      1,187,562       49,804        197,283         86,745      332,001
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     609,371      1,456,055      129,805        352,804        411,172      685,496
                                            -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (111,046)      (165,687)     (25,546)       (37,709)       (53,935)     (65,689)
  Net Short-Term Gains:
    Institutional Class Shares............          --         (4,518)          --         (1,492)            --      (19,821)
  Net Long-Term Gains:
    Institutional Class Shares............     (89,857)       (98,745)    (109,045)       (38,966)      (268,312)    (218,795)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..................    (200,903)      (268,950)    (134,591)       (78,167)      (322,247)    (304,305)
                                            -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................   1,966,628      2,965,961      441,647        798,485      1,586,732    2,450,541
  Shares Issued in Lieu of Cash
   Distributions..........................     198,218        265,683      133,755         77,784        303,116      285,840
  Shares Redeemed.........................    (994,899)    (1,489,137)    (320,001)      (543,429)      (810,067)  (1,316,683)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,169,947      1,742,507      255,401        332,840      1,079,781    1,419,698
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................   1,578,415      2,929,612      250,615        607,477      1,168,706    1,800,889
Net Assets
  Beginning of Period.....................  12,919,176      9,989,564    3,501,319      2,893,842      9,247,716    7,446,827
                                            -----------   -----------   ----------      ----------   -----------  -----------
  End of Period........................... $14,497,591    $12,919,176   $3,751,934     $3,501,319    $10,416,422  $ 9,247,716
                                            ===========   ===========   ==========      ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     111,535        178,876       26,261         48,426         50,701       80,252
  Shares Issued in Lieu of Cash
   Distributions..........................      11,709         16,353        8,439          4,849         10,250        9,623
  Shares Redeemed.........................     (56,509)       (89,926)     (19,188)       (33,059)       (25,809)     (43,155)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      66,735        105,303       15,512         20,216         35,142       46,720
                                            ===========   ===========   ==========      ==========   ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    30,115    $    22,013   $    7,019     $    4,499    $    13,541  $     5,881

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         DFA Real Estate Securities Large Cap International
                                                U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                                ----------------------   -------------------------  ----------------------
                                                Six Months      Year     Six Months       Year      Six Months     Year
                                                   Ended       Ended        Ended        Ended         Ended      Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,     April 30,   Oct. 31,
                                                   2015         2014        2015          2014         2015        2014
                                                -----------  ----------  -----------   ----------   ----------- ----------
                                                (Unaudited)              (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   24,825   $   33,465  $  130,300    $  135,078   $   43,274  $  100,146
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    186,042      293,787      (4,684)       51,264      (20,004)     (5,883)
    Futures....................................     (2,258)        (692)         --          (553)         769          --
    Foreign Currency Transactions..............         --           --          --            --         (569)     (1,034)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (25,992)      40,078      35,996       857,969      148,032     (85,773)
    Translation of Foreign Currency
     Denominated Amounts.......................         --           --          --            --          317        (232)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    182,617      366,638     161,612     1,043,758      171,819       7,224
                                                ----------   ----------  ----------    ----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (20,379)     (30,943)   (148,932)     (156,934)     (23,892)    (98,177)
  Net Short-Term Gains:
    Institutional Class Shares.................         --      (12,783)         --            --           --          --
  Net Long-Term Gains:
    Institutional Class Shares.................   (278,652)    (200,738)         --            --           --          --
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Total Distributions.......................   (299,031)    (244,464)   (148,932)     (156,934)     (23,892)    (98,177)
                                                ----------   ----------  ----------    ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    344,949      732,739     656,000     1,531,390      521,800     711,014
  Shares Issued in Lieu of Cash
   Distributions...............................    277,905      228,631     146,486       154,320       21,728      89,712
  Shares Redeemed..............................   (383,403)    (750,348)   (625,239)     (642,193)    (470,912)   (337,040)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    239,451      211,022     177,247     1,043,517       72,616     463,686
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    123,037      333,196     189,927     1,930,341      220,543     372,733
Net Assets
  Beginning of Period..........................  5,029,027    4,695,831   6,607,759     4,677,418    3,127,847   2,755,114
                                                ----------   ----------  ----------    ----------   ----------  ----------
  End of Period................................ $5,152,064   $5,029,027  $6,797,686    $6,607,759   $3,348,390  $3,127,847
                                                ==========   ==========  ==========    ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     17,744       37,333      19,260        53,449       24,469      31,887
  Shares Issued in Lieu of Cash
   Distributions...............................     15,215       11,975       4,518         5,604        1,063       3,956
  Shares Redeemed..............................    (19,846)     (38,226)    (18,462)      (22,496)     (21,806)    (15,048)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     13,113       11,082       5,316        36,557        3,726      20,795
                                                ==========   ==========  ==========    ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    6,987   $    2,541  $    4,909    $   23,541   $   26,965  $    7,583

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               International Core Equity    International Small    Japanese Small Company
                                                       Portfolio             Company Portfolio           Portfolio
                                               ------------------------  ------------------------  --------------------
                                               Six Months       Year     Six Months       Year     Six Months     Year
                                                  Ended        Ended        Ended        Ended        Ended      Ended
                                                April 30,     Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                                  2015          2014        2015          2014        2015        2014
                                               -----------  -----------  -----------  -----------  -----------  --------
                                               (Unaudited)               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   166,883  $   335,306  $    97,223  $   194,864   $  3,831    $  5,501
  Net Realized Gain (Loss) on:
    Investment Securities Sold................     138,114     (183,788)     317,803      303,846      8,141       9,738
    Futures...................................          --           --       (4,583)        (945)        --          --
    Foreign Currency Transactions.............      (1,812)      (1,661)      (2,994)        (909)         3        (118)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................     502,048     (293,395)     228,991     (612,635)    21,325      (8,349)
    Futures...................................          --           --           (5)          --         --          --
    Translation of Foreign Currency
     Denominated Amounts......................       1,140         (699)         775         (606)        79        (112)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     806,373     (144,237)     637,210     (116,385)    33,379       6,660
                                               -----------  -----------  -----------  -----------   --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................     (94,872)    (320,068)    (126,663)    (190,299)    (7,758)    (11,539)
  Net Short-Term Gains:
    Institutional Class Shares................          --           --      (27,069)     (27,834)        --          --
  Net Long-Term Gains:
    Institutional Class Shares................          --           --     (250,320)    (211,626)        --          --
                                               -----------  -----------  -----------  -----------   --------    --------
     Total Distributions......................     (94,872)    (320,068)    (404,052)    (429,759)    (7,758)    (11,539)
                                               -----------  -----------  -----------  -----------   --------    --------
Capital Share Transactions (1):
  Shares Issued...............................   2,756,427    4,323,558      927,051    1,513,008      6,650     176,108
  Shares Issued in Lieu of Cash
   Distributions..............................      90,916      309,979      393,836      418,230      7,251      10,648
  Shares Redeemed.............................  (1,670,322)  (1,383,156)  (1,087,304)  (1,061,294)   (52,149)    (87,819)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) from Capital
      Share Transactions......................   1,177,021    3,250,381      233,583      869,944    (38,248)     98,937
                                               -----------  -----------  -----------  -----------   --------    --------
     Total Increase (Decrease) in Net
      Assets..................................   1,888,522    2,786,076      466,741      323,800    (12,627)     94,058
Net Assets
  Beginning of Period.........................  12,294,542    9,508,466    8,844,517    8,520,717    508,190     414,132
                                               -----------  -----------  -----------  -----------   --------    --------
  End of Period............................... $14,183,064  $12,294,542  $ 9,311,258  $ 8,844,517   $495,563    $508,190
                                               ===========  ===========  ===========  ===========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     229,580      340,141       53,097       78,077        353       9,215
  Shares Issued in Lieu of Cash
   Distributions..............................       7,933       23,911       23,782       22,420        406         579
  Shares Redeemed.............................    (138,744)    (108,799)     (61,818)     (54,917)    (2,777)     (4,681)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................      98,769      255,253       15,061       45,580     (2,018)      5,113
                                               ===========  ===========  ===========  ===========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $   112,724  $    40,713  $     6,786  $    36,226   $ (1,404)   $  2,523

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                      Portfolio             Company Portfolio         Portfolio
                                                -------------------------  -------------------  ------------------------
                                                Six Months       Year      Six Months    Year   Six Months      Year
                                                   Ended        Ended         Ended     Ended      Ended       Ended
                                                 April 30,     Oct. 31,     April 30,  Oct. 31,  April 30,    Oct. 31,
                                                   2015          2014         2015       2014      2015         2014
                                                -----------    --------    ----------- -------- -----------   --------
                                                (Unaudited)                (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $   4,611     $ 13,132      $   517   $   952   $  1,913     $  3,584
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     (2,001)         227        1,823     2,353      7,640        5,664
    Futures....................................         --           --           --        --       (267)         (53)
    Foreign Currency Transactions..............       (163)          --          (11)       (4)       (56)         (20)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     (4,918)     (25,748)         432    (2,920)    15,005      (13,937)
    Futures....................................         --           --           --        --          4           --
    Translation of Foreign Currency
     Denominated Amounts.......................          1           (4)           5        (1)        10           (9)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     (2,470)     (12,393)       2,766       380     24,249       (4,771)
                                                 ---------      --------     -------   -------   --------      --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (16,487)     (12,860)        (554)     (919)      (354)      (3,660)
  Net Short-Term Gains:
    Institutional Class Shares.................         --           --          (57)       --         --           --
  Net Long-Term Gains:
    Institutional Class Shares.................         --           --       (2,151)     (406)        --           --
                                                 ---------      --------     -------   -------   --------      --------
     Total Distributions.......................    (16,487)     (12,860)      (2,762)   (1,325)      (354)      (3,660)
                                                 ---------      --------     -------   -------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................      7,626       80,887        2,896     5,784     68,682       23,560
  Shares Issued in Lieu of Cash Distributions..     15,524       12,189        2,149     1,013        294        3,003
  Shares Redeemed..............................   (101,326)     (34,872)      (3,386)   (7,898)   (14,006)     (19,977)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    (78,176)      58,204        1,659    (1,101)    54,970        6,586
                                                 ---------      --------     -------   -------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    (97,133)      32,951        1,663    (2,046)    78,865       (1,845)
Net Assets
  Beginning of Period..........................    364,117      331,166       35,050    37,096    168,961      170,806
                                                 ---------      --------     -------   -------   --------      --------
  End of Period................................  $ 266,984     $364,117      $36,713   $35,050   $247,826     $168,961
                                                 =========      ========     =======   =======   ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued................................        367        3,484           86       151      3,444        1,098
  Shares Issued in Lieu of Cash Distributions..        792          549           68        27         16          133
  Shares Redeemed..............................     (4,968)      (1,459)        (100)     (206)      (698)        (926)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     (3,809)       2,574           54       (28)     2,762          305
                                                 =========      ========     =======   =======   ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $  (4,831)    $  7,045      $    69   $   106   $  1,678     $    119

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                           Six Months       Year       Six Months     Year     Six Months       Year
                                              Ended        Ended          Ended      Ended        Ended        Ended
                                            April 30,     Oct. 31,      April 30,   Oct. 31,    April 30,     Oct. 31,
                                              2015          2014          2015        2014        2015          2014
                                           -----------    ----------   ----------- ----------  -----------  -----------
                                           (Unaudited)                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   59,700    $  105,809    $  122,167  $   82,794  $   123,654  $   213,214
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (17,397)        3,629            80      (2,790)     156,150      220,979
    Futures...............................         --            --            --          --       (5,555)          --
    Foreign Currency Transactions.........       (852)         (581)           --          --       (3,205)      (2,193)
    In-Kind Redemptions...................         --            --            --          --      148,970           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     80,713        99,706       (32,470)    305,008      520,445     (457,867)
    Translation of Foreign Currency
     Denominated Amounts..................        422          (267)           --          --        1,436         (878)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    122,586       208,296        89,777     385,012      941,895      (26,745)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............   (182,724)     (106,263)     (124,281)    (72,036)    (140,423)    (201,006)
  Net Short-Term Gains:
    Institutional Class Shares............         --            --            --          --           --      (38,805)
  Net Long-Term Gains:
    Institutional Class Shares............         --            --            --          --     (207,080)    (127,501)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Distributions..................   (182,724)     (106,263)     (124,281)    (72,036)    (347,503)    (367,312)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    480,363     1,020,832       721,079   1,203,232    1,532,705    2,122,914
  Shares Issued in Lieu of Cash
   Distributions..........................    181,249       105,300       121,908      70,668      316,064      335,987
  Shares Redeemed.........................   (231,208)     (298,766)     (367,181)   (364,111)  (1,204,579)  (1,528,972)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    430,404       827,366       475,806     909,789      644,190      929,929
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    370,266       929,399       441,302   1,222,765    1,238,582      535,872
Net Assets
  Beginning of Period.....................  3,088,376     2,158,977     3,305,472   2,082,707   11,684,771   11,148,899
                                           ----------     ----------   ----------  ----------  -----------  -----------
  End of Period........................... $3,458,642    $3,088,376    $3,746,774  $3,305,472  $12,923,353  $11,684,771
                                           ==========     ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     88,117       190,067        66,604     123,414       79,884      102,419
  Shares Issued in Lieu of Cash
   Distributions..........................     34,991        21,490        11,884       8,208       17,549       16,875
  Shares Redeemed.........................    (42,844)      (56,784)      (34,108)    (37,911)     (63,085)     (74,184)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     80,264       154,773        44,380      93,711       34,348       45,110
                                           ==========     ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $ (276,194)   $ (153,170)   $   19,670  $   21,784  $     3,808  $    20,577

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     International Vector Equity  World ex U.S. Value  World ex U.S. Targeted
                                                            Portfolio                  Portfolio          Value Portfolio
                                                     --------------------------  --------------------  --------------------
                                                     Six Months       Year       Six Months    Year    Six Months     Year
                                                        Ended        Ended          Ended     Ended       Ended      Ended
                                                      April 30,     Oct. 31,      April 30,  Oct. 31,   April 30,   Oct. 31,
                                                        2015          2014          2015       2014       2015        2014
                                                     -----------    ----------   ----------- --------  -----------  --------
                                                     (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   17,274    $   32,958     $  1,394   $  4,175   $  1,570    $  2,577
  Capital Gain Distributions Received from
   Affiliated Investment Companies..................         --            --          169        157      1,932         983
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................      3,397        14,492          669      1,007     (2,005)     (2,175)
    Futures.........................................         --            --           --          1         --           1
    Foreign Currency Transactions...................       (372)         (376)         (42)       (40)        (6)         (9)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.......................................     75,678       (66,559)       4,015     (6,120)    12,608      (4,735)
    Futures.........................................         --            --           --          1         --          --
    Translation of Foreign Currency Denominated
     Amounts........................................        111           (93)           9        (12)        --          --
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................     96,088       (19,578)       6,214       (831)    14,099      (3,358)
                                                     ----------     ----------    --------   --------   --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................     (8,980)      (31,342)        (944)    (4,113)    (1,813)     (2,482)
  Net Short-Term Gains:
    Institutional Class Shares......................     (1,236)         (571)          --         --         --         (48)
  Net Long-Term Gains:
    Institutional Class Shares......................    (10,949)       (7,322)          --         --       (408)     (1,147)
                                                     ----------     ----------    --------   --------   --------    --------
     Total Distributions............................    (21,165)      (39,235)        (944)    (4,113)    (2,221)     (3,677)
                                                     ----------     ----------    --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.....................................    394,644       399,996       12,133     10,506    105,252      99,296
  Shares Issued in Lieu of Cash Distributions.......     20,977        38,822          944      4,102      2,222       3,678
  Shares Redeemed...................................   (129,258)     (165,226)      (6,443)   (13,300)   (43,417)    (40,853)
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    286,363       273,592        6,634      1,308     64,057      62,121
                                                     ----------     ----------    --------   --------   --------    --------
     Total Increase (Decrease) in Net Assets........    361,286       214,779       11,904     (3,636)    75,935      55,086
Net Assets
  Beginning of Period...............................  1,305,553     1,090,774      113,951    117,587    151,096      96,010
                                                     ----------     ----------    --------   --------   --------    --------
  End of Period..................................... $1,666,839    $1,305,553     $125,855   $113,951   $227,031    $151,096
                                                     ==========     ==========    ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     35,485        33,823        1,077        889      8,977       7,921
  Shares Issued in Lieu of Cash Distributions.......      2,013         3,246           89        340        199         299
  Shares Redeemed...................................    (11,793)      (13,983)        (582)    (1,114)    (3,751)     (3,412)
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     25,705        23,086          584        115      5,425       4,808
                                                     ==========     ==========    ========   ========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $   12,974    $    4,680     $    793   $    343   $    (25)   $    218

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $3, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          World ex U.S. Core    World Core Equity    Selectively Hedged
                                           Equity Portfolio         Portfolio       Global Equity Portfolio
                                         --------------------  -------------------  ----------------------
                                         Six Months    Year    Six Months    Year   Six Months     Year
                                            Ended     Ended       Ended     Ended      Ended      Ended
                                          April 30,  Oct. 31,   April 30,  Oct. 31,  April 30,   Oct. 31,
                                            2015       2014       2015       2014      2015        2014
                                         ----------- --------  ----------- -------- -----------  --------
                                         (Unaudited)           (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........  $  6,876   $  6,084   $    704   $   341   $  1,115    $  2,127
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies............................        --         --        171         3        469         342
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........    (9,726)      (107)      (285)      247       (251)      1,409
   Futures..............................       (69)        --         --        --        248         572
   Foreign Currency Transactions........      (253)        --         --        --      2,652       1,469
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    52,042    (13,820)     6,310    (2,851)     7,197       1,003
   Futures..............................        --         --         --        --        (49)        (82)
   Translation of Foreign Currency
    Denominated Amounts.................        23         --         --        --       (818)        610
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    48,893     (7,843)     6,900    (2,260)    10,563       7,450
                                          --------   --------   --------   -------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (1,911)    (6,099)      (706)     (348)    (4,603)     (1,858)
  Net Short-Term Gains:
   Institutional Class Shares...........        --        (64)       (12)      (10)      (365)       (281)
  Net Long-Term Gains:
   Institutional Class Shares...........        --         --       (232)      (14)    (1,915)       (539)
                                          --------   --------   --------   -------   --------    --------
    Total Distributions.................    (1,911)    (6,163)      (950)     (372)    (6,883)     (2,678)
                                          --------   --------   --------   -------   --------    --------
Capital Share Transactions (1):
  Shares Issued.........................   433,526    312,847     62,450    79,069     56,248      71,131
  Shares Issued in Lieu of Cash
   Distributions........................     1,905      6,153        950       372      6,883       2,678
  Shares Redeemed.......................   (48,016)   (28,066)    (3,664)   (2,830)   (13,430)    (22,653)
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) from
     Capital Share Transactions.........   387,415    290,934     59,736    76,611     49,701      51,156
                                          --------   --------   --------   -------   --------    --------
    Total Increase (Decrease) in Net
     Assets.............................   434,397    276,928     65,686    73,979     53,381      55,928
Net Assets
  Beginning of Period...................   406,648    129,720     75,707     1,728    147,276      91,348
                                          --------   --------   --------   -------   --------    --------
  End of Period.........................  $841,045   $406,648   $141,393   $75,707   $200,657    $147,276
                                          ========   ========   ========   =======   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................    41,687     28,743      4,730     5,733      4,036       5,123
  Shares Issued in Lieu of Cash
   Distributions........................       189        556         74        27        532         205
  Shares Redeemed.......................    (4,643)    (2,595)      (274)     (216)      (982)     (1,662)
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................    37,233     26,704      4,530     5,544      3,586       3,666
                                          ========   ========   ========   =======   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).....................  $  4,963   $     (2)  $     (2)  $    --   $   (457)   $  3,031

                                            Emerging Markets
                                                Portfolio
                                         ----------------------
                                         Six Months     Year
                                            Ended      Ended
                                          April 30,   Oct. 31,
                                            2015        2014
                                         ----------- ----------
                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   22,108  $   81,253
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies............................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     (7,562)    (24,604)
   Futures..............................      2,301          --
   Foreign Currency Transactions........     (1,089)       (658)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................     85,333      12,634
   Futures..............................          4          --
   Translation of Foreign Currency
    Denominated Amounts.................         30         (12)
                                         ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    101,125      68,613
                                         ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (20,540)    (77,881)
  Net Short-Term Gains:
   Institutional Class Shares...........         --          --
  Net Long-Term Gains:
   Institutional Class Shares...........         --     (21,358)
                                         ----------  ----------
    Total Distributions.................    (20,540)    (99,239)
                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    754,222   1,057,534
  Shares Issued in Lieu of Cash
   Distributions........................     19,042      92,820
  Shares Redeemed.......................   (643,425)   (701,770)
                                         ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    129,839     448,584
                                         ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    210,424     417,958
Net Assets
  Beginning of Period...................  4,073,698   3,655,740
                                         ----------  ----------
  End of Period......................... $4,284,122  $4,073,698
                                         ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     29,560      40,611
  Shares Issued in Lieu of Cash
   Distributions........................        794       3,453
  Shares Redeemed.......................    (25,226)    (26,688)
                                         ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................      5,128      17,376
                                         ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $    8,221  $    6,653

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                    Cap Portfolio              Portfolio             Equity Portfolio
                                               ----------------------  ------------------------  ------------------------
                                               Six Months     Year      Six Months      Year      Six Months      Year
                                                 Ended       Ended        Ended        Ended        Ended        Ended
                                               April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2015        2014         2015         2014         2015         2014
                                               ----------  ----------  -----------  -----------  -----------  -----------
                                               (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   31,045  $   89,085  $    76,879  $   447,291  $    92,618  $   302,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................    130,012      98,856     (349,708)    (519,942)      (7,484)    (111,516)
   Futures....................................         --          --           --          499           --           --
   Foreign Currency Transactions..............     (1,036)       (968)      (2,551)      (4,493)      (1,464)      (2,722)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    165,394      21,383      822,207     (179,006)     501,108      123,834
   Futures....................................         --          (4)          --           --           --           --
   Translation of Foreign Currency
    Denominated Amounts.......................        145        (137)          59          (29)          50         (212)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    325,560     208,215      546,886     (255,680)     584,828      312,264
                                               ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares............................         --          --       (1,052)      (1,989)          --           --
   Institutional Class Shares.................    (49,507)    (83,100)    (206,913)    (405,752)     (88,437)    (287,956)
  Net Short-Term Gains:
   Class R2 Shares............................         --          --           --          (62)          --           --
   Institutional Class Shares.................     (3,364)         --           --      (11,122)          --           --
  Net Long-Term Gains:
   Class R2 Shares............................         --          --           --       (1,472)          --           --
   Institutional Class Shares.................    (88,636)    (63,095)          --     (262,348)          --           --
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.......................   (141,507)   (146,195)    (207,965)    (682,745)     (88,437)    (287,956)
                                               ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    784,163   1,042,130    2,036,192    3,257,115    2,842,178    4,643,693
  Shares Issued in Lieu of Cash Distributions.    132,937     135,989      196,000      647,473       82,549      266,070
  Shares Redeemed.............................   (324,712)   (421,399)  (2,161,892)  (3,488,728)  (1,663,086)  (2,227,486)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    592,388     756,720       70,300      415,860    1,261,641    2,682,277
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets...    776,441     818,740      409,221     (522,565)   1,758,032    2,706,585
Net Assets
  Beginning of Period.........................  4,860,603   4,041,863   18,746,342   19,268,907   15,727,547   13,020,962
                                               ----------  ----------  -----------  -----------  -----------  -----------
  End of Period............................... $5,637,044  $4,860,603  $19,155,563  $18,746,342  $17,485,579  $15,727,547
                                               ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     38,020      49,106       77,815      116,998      146,720      235,819
  Shares Issued in Lieu of Cash Distributions.      6,902       6,569        7,939       23,036        4,508       12,932
  Shares Redeemed.............................    (15,992)    (20,277)     (81,835)    (124,198)     (86,503)    (113,406)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     28,930      35,398        3,919       15,836       64,725      135,345
                                               ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $  (10,897) $    7,565  $   (93,643) $    37,443  $    32,711  $    28,530

----------
* Net of foreign capital gain taxes withheld of $--, $1,357, $--, $--, $-- and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          Enhanced U.S. Large Company Portfolio
                                                             --------------------------------------------------------------

                                                             Six Months      Year      Year      Year      Year      Year
                                                                Ended       Ended     Ended     Ended     Ended     Ended
                                                              April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2015         2014      2013      2012      2011      2010
-----------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.65     $  11.70  $   9.29  $   8.15  $   7.53  $   6.48
                                                              --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.03         0.07      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.47         1.94      2.42      1.20      0.56      1.05
                                                              --------     --------  --------  --------  --------  --------
   Total from Investment Operations.........................      0.50         2.01      2.49      1.27      0.63      1.12
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.03)       (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
 Net Realized Gains.........................................     (1.66)          --        --        --        --        --
                                                              --------     --------  --------  --------  --------  --------
   Total Distributions......................................     (1.69)       (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.46     $  13.65  $  11.70  $   9.29  $   8.15  $   7.53
===========================================================  ===========   ========  ========  ========  ========  ========
Total Return................................................      4.47%(D)    17.18%    26.99%    15.84%     8.41%    17.40%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $215,571     $216,719  $212,840  $190,011  $171,128  $157,730
Ratio of Expenses to Average Net Assets.....................      0.23%(E)     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........      0.23%(E)     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Net Investment Income to Average Net Assets........      0.52%(E)     0.55%     0.63%     0.80%     0.86%     0.98%
Portfolio Turnover Rate.....................................       108%(D)      202%      139%       76%      140%       78%
-----------------------------------------------------------------------------------------------------------------------------

                                                                 U.S. Large Cap Equity Portfolio
                                                             ---------------------------------
                                                                                         Period
                                                             Six Months      Year       June 25,
                                                                Ended       Ended      2013(a) to
                                                              April 30,    Oct. 31,     Oct. 31,
                                                                2015         2014         2013
-----------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  12.65     $  11.07   $  10.00
                                                              --------     --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.12         0.21       0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.43         1.57       1.04
                                                              --------     --------   --------
   Total from Investment Operations.........................      0.55         1.78       1.10
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.10)       (0.20)     (0.03)
 Net Realized Gains.........................................     (0.02)          --         --
                                                              --------     --------   --------
   Total Distributions......................................     (0.12)       (0.20)     (0.03)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.08     $  12.65   $  11.07
===========================================================  ===========   ========  ==========
Total Return................................................      4.37%(D)    16.19%     11.01%(D)
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $547,091     $274,955   $135,407
Ratio of Expenses to Average Net Assets.....................      0.19%(E)     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........      0.18%(E)     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.80%(E)     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.....................................         5%(D)        1%         0%(D)
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  U.S. Large Cap Value Portfolio
                                                   -----------------------------------------------------------------------------
                                                     Six Months         Year            Year            Year           Year
                                                        Ended          Ended           Ended           Ended          Ended
                                                      April 30,       Oct. 31,        Oct. 31,        Oct. 31,       Oct. 31,
                                                        2015            2014            2013            2012           2011
---------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     33.75     $     29.72     $     22.34     $    19.29     $    18.58
                                                   -----------     -----------     -----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................        0.33            0.56            0.47           0.41           0.33
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.91            4.02            7.38           3.04           0.70
                                                   -----------     -----------     -----------     ----------     ----------
   Total from Investment Operations...............        1.24            4.58            7.85           3.45           1.03
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................       (0.33)          (0.55)          (0.47)         (0.40)         (0.32)
 Net Realized Gains...............................       (0.19)             --              --             --             --
                                                   -----------     -----------     -----------     ----------     ----------
   Total Distributions............................       (0.52)          (0.55)          (0.47)         (0.40)         (0.32)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     34.47     $     33.75     $     29.72     $    22.34     $    19.29
=================================================  ===========     ===========     ===========     ==========     ==========
Total Return......................................        3.76%(D)       15.49%          35.52%         18.14%          5.53%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $15,758,299     $15,146,981     $11,963,072     $8,334,585     $7,340,344
Ratio of Expenses to Average Net Assets...........        0.27%(E)        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................        0.27%(E)        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.98%(E)        1.75%           1.82%          1.99%          1.63%
---------------------------------------------------------------------------------------------------------------------------------

                                                   -----------
                                                        Year
                                                       Ended
                                                      Oct. 31,
                                                        2010
-----------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $    15.81
                                                   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.33
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       2.76
                                                   ----------
   Total from Investment Operations...............       3.09
-----------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.32)
 Net Realized Gains...............................         --
                                                   ----------
   Total Distributions............................      (0.32)
-----------------------------------------------------------------
Net Asset Value, End of Period.................... $    18.58
=================================================  ==========
Total Return......................................      19.72%
-----------------------------------------------------------------
Net Assets, End of Period (thousands)............. $6,921,036
Ratio of Expenses to Average Net Assets...........       0.28%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.28%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.86%
-----------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2015         2014     2013     2012     2011     2010
-------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 23.19     $ 22.63   $17.28  $ 15.32  $ 14.75  $ 11.73
                                                                -------     -------   ------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.14        0.18     0.27     0.15     0.10     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.57        1.86     6.28     2.06     0.60     3.07
                                                                -------     -------   ------  -------  -------  -------
   Total from Investment Operations..........................      0.71        2.04     6.55     2.21     0.70     3.14
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.12)      (0.16)   (0.22)   (0.13)   (0.10)   (0.12)
  Net Realized Gains.........................................     (1.01)      (1.32)   (0.98)   (0.12)   (0.03)      --
                                                                -------     -------   ------  -------  -------  -------
   Total Distributions.......................................     (1.13)      (1.48)   (1.20)   (0.25)   (0.13)   (0.12)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 22.77     $ 23.19   $22.63  $ 17.28  $ 15.32  $ 14.75
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      3.50%(D)    9.47%   40.39%   14.67%    4.69%   26.93%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $31,180     $16,971   $9,470  $49,423  $45,132  $41,316
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%    0.47%    0.48%    0.48%    0.49%
Ratio of Net Investment Income to Average Net Assets.........      1.24%(E)    0.79%    1.42%    0.93%    0.61%    0.59%
Portfolio Turnover Rate......................................         5%(D)      10%      16%      20%      23%      20%
-------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2015         2014     2013     2012     2011     2010
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  23.12     $ 22.57  $ 17.26  $ 15.31  $ 14.76   $11.74
                                                               --------     -------  -------  -------  -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.13        0.15     0.19     0.13     0.07     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.56        1.84     6.31     2.05     0.60     3.07
                                                               --------     -------  -------  -------  -------   ------
   Total from Investment Operations..........................      0.69        1.99     6.50     2.18     0.67     3.12
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.10)      (0.12)   (0.21)   (0.11)   (0.09)   (0.10)
  Net Realized Gains.........................................     (1.01)      (1.32)   (0.98)   (0.12)   (0.03)      --
                                                               --------     -------  -------  -------  -------   ------
   Total Distributions.......................................     (1.11)      (1.44)   (1.19)   (0.23)   (0.12)   (0.10)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  22.70     $ 23.12  $ 22.57  $ 17.26  $ 15.31   $14.76
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      3.42%(D)    9.30%   40.10%   14.46%    4.50%   26.66%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $119,006     $82,977  $23,305  $12,754  $10,918   $5,967
Ratio of Expenses to Average Net Assets......................      0.62%(E)    0.62%    0.62%    0.63%    0.63%    0.64%
Ratio of Net Investment Income to Average Net Assets.........      1.12%(E)    0.64%    0.95%    0.78%    0.42%    0.44%
Portfolio Turnover Rate......................................         5%(D)      10%      16%      20%      23%      20%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     U.S. Targeted Value Portfolio-Institutional Class Shares
                            -------------------------------------------------------------------------  ---------------
                             Six Months       Year        Year        Year        Year        Year       Six Months
                                Ended        Ended       Ended       Ended       Ended       Ended          Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                2015          2014        2013        2012        2011        2010          2015
-----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning
 of Period................. $    23.16     $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $     35.82
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.15           0.21        0.24        0.17        0.12        0.09         0.20
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........       0.58           1.85        6.31        2.06        0.59        3.06         0.80
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations.............       0.73           2.06        6.55        2.23        0.71        3.15         1.00
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.13)         (0.18)      (0.25)      (0.15)      (0.12)      (0.09)       (0.15)
  Net Realized Gains.......      (1.01)         (1.32)      (0.98)      (0.12)      (0.03)         --        (1.33)
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions.....      (1.14)         (1.50)      (1.23)      (0.27)      (0.15)      (0.09)       (1.48)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    22.75     $    23.16  $    22.60  $    17.28  $    15.32  $    14.76  $     35.34
=========================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return...............       3.60%(D)       9.58%      40.40%      14.78%       4.76%      27.02%        3.10%(D)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $6,255,452     $5,490,959  $4,180,974  $2,989,632  $2,487,929  $2,223,982  $12,241,962
Ratio of Expenses to
 Average Net Assets........       0.37%(E)       0.37%       0.37%       0.38%       0.38%       0.38%        0.52%(E)
Ratio of Net Investment
 Income to Average Net
 Assets....................       1.38%(E)       0.90%       1.25%       1.03%       0.71%       0.69%        1.15%(E)
Portfolio Turnover Rate....          5%(D)         10%         16%         20%         23%         20%           8%(D)
-----------------------------------------------------------------------------------------------------------------------

                                    U.S. Small Cap Value Portfolio
                            ------------------------------------------------------------
                                Year        Year        Year        Year        Year
                               Ended       Ended       Ended       Ended       Ended
                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                2014        2013        2012        2011        2010
----------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................. $     34.48  $    26.57  $    23.50  $    22.49  $    17.69
                            -----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............        0.23        0.39        0.20        0.16        0.09
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........        2.93        9.41        3.38        1.00        4.79
                            -----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.............        3.16        9.80        3.58        1.16        4.88
----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................       (0.22)      (0.37)      (0.18)      (0.15)      (0.08)
  Net Realized Gains.......       (1.60)      (1.52)      (0.33)         --          --
                            -----------  ----------  ----------  ----------  ----------
   Total Distributions.....       (1.82)      (1.89)      (0.51)      (0.15)      (0.08)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $     35.82  $    34.48  $    26.57  $    23.50  $    22.49
=========================== ===========  ==========  ==========  ==========  ==========
Total Return...............        9.49%      39.35%      15.60%       5.13%      27.69%
----------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $11,512,306  $9,526,981  $7,088,470  $6,540,863  $6,555,277
Ratio of Expenses to
 Average Net Assets........        0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets....................        0.66%       1.28%       0.78%       0.62%       0.43%
Portfolio Turnover Rate....           9%         14%         15%         14%         19%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   U.S. Core Equity 1 Portfolio
                           ---------------------------------------------------------------------------  ---------------
                             Six Months        Year        Year        Year        Year        Year       Six Months
                                Ended         Ended       Ended       Ended       Ended       Ended          Ended
                              April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                2015           2014        2013        2012        2011        2010          2015
------------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                  (Unaudited)
Net Asset Value,
 Beginning of Period...... $     17.71     $     15.74  $    12.11  $    10.78  $    10.18  $     8.54  $     17.34
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............        0.16            0.27        0.25        0.21        0.17        0.15         0.15
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.67            2.02        3.62        1.32        0.59        1.61         0.64
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
   Total from
    Investment
    Operations............        0.83            2.29        3.87        1.53        0.76        1.76         0.79
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................       (0.15)          (0.25)      (0.24)      (0.20)      (0.16)      (0.12)       (0.15)
  Net Realized Gains......       (0.08)          (0.07)         --          --          --          --        (0.12)
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions....       (0.23)          (0.32)      (0.24)      (0.20)      (0.16)      (0.12)       (0.27)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     18.31     $     17.71  $    15.74  $    12.11  $    10.78  $    10.18  $     17.86
========================== ===========     ===========  ==========  ==========  ==========  ==========  ===========
Total Return..............        4.77%(D)       14.72%      32.32%      14.29%       7.47%      20.80%        4.61%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $12,563,942     $10,780,830  $7,566,179  $4,876,973  $3,731,411  $2,897,409  $14,497,591
Ratio of Expenses to
 Average Net Assets.......        0.18%(E)        0.19%       0.19%       0.19%       0.20%       0.20%        0.21%(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.79%(E)        1.61%       1.79%       1.79%       1.49%       1.53%        1.76%(E)
Portfolio Turnover Rate...           1%(D)           5%          1%          3%          5%          4%           2%(D)
------------------------------------------------------------------------------------------------------------------------

                                    U.S. Core Equity 2 Portfolio
                           ------------------------------------------------------------
                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011        2010
---------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of Period...... $     15.62  $    11.99  $    10.61  $    10.06  $     8.39
                           -----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............        0.26        0.24        0.20        0.16        0.14
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        1.86        3.73        1.36        0.54        1.64
                           -----------  ----------  ----------  ----------  ----------
   Total from
    Investment
    Operations............        2.12        3.97        1.56        0.70        1.78
---------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................       (0.24)      (0.24)      (0.18)      (0.15)      (0.11)
  Net Realized Gains......       (0.16)      (0.10)         --          --          --
                           -----------  ----------  ----------  ----------  ----------
   Total Distributions....       (0.40)      (0.34)      (0.18)      (0.15)      (0.11)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     17.34  $    15.62  $    11.99  $    10.61  $    10.06
========================== ===========  ==========  ==========  ==========  ==========
Total Return..............       13.78%      33.66%      14.81%       6.98%      21.41%
---------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $12,919,176  $9,989,564  $6,923,984  $5,819,906  $4,990,367
Ratio of Expenses to
 Average Net Assets.......        0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.55%       1.74%       1.74%       1.42%       1.47%
Portfolio Turnover Rate...           6%          3%          5%          9%          7%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Vector Equity Portfolio
                                                             --------------------------------------------------------------
                                                              Six Months       Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                               April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015          2014        2013        2012        2011
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period........................ $    17.04     $    15.62  $    11.61  $    10.28  $     9.82
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.13           0.21        0.20        0.16        0.12
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.45           1.62        4.03        1.32        0.46
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.58           1.83        4.23        1.48        0.58
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.12)         (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.........................................      (0.53)         (0.22)      (0.02)         --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.65)         (0.41)      (0.22)      (0.15)      (0.12)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.97     $    17.04  $    15.62  $    11.61  $    10.28
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       3.69%(D)      11.91%      36.80%      14.55%       5.86%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,751,934     $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to Average Net Assets.....................       0.32%(E)       0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.32%(E)       0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.58%(E)       1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate.....................................          2%(D)         10%          3%          9%         10%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     8.03
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.10
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.79
                                                             ----------
   Total from Investment Operations.........................       1.89
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.10)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.10)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.82
===========================================================  ==========
Total Return................................................      23.65%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,558,423
Ratio of Expenses to Average Net Assets.....................       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.13%
Portfolio Turnover Rate.....................................         11%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Small Cap Portfolio
                                     --------------------------------------------------------------------------  --------------
                                       Six Months       Year        Year        Year        Year        Year      Six Months
                                          Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                          2015          2014        2013        2012        2011        2010         2015
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     31.38     $    30.03  $    23.11  $    20.55  $    19.06  $    14.89  $    20.10
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..        0.20           0.26        0.35        0.25        0.18        0.13        0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.06           2.27        8.13        2.53        1.49        4.17        0.57
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................        1.26           2.53        8.48        2.78        1.67        4.30        0.67
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.17)         (0.24)      (0.36)      (0.22)      (0.18)      (0.13)      (0.08)
  Net Realized Gains................       (0.89)         (0.94)      (1.20)         --          --          --       (1.12)
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............       (1.06)         (1.18)      (1.56)      (0.22)      (0.18)      (0.13)      (1.20)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     31.58     $    31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    19.57
===================================  ===========     ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................        4.28%(D)       8.67%      39.03%      13.61%       8.76%      28.99%       3.74%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $10,416,422     $9,247,716  $7,446,827  $4,563,345  $3,770,323  $3,391,457  $5,152,064
Ratio of Expenses to Average Net
 Assets.............................        0.37%(E)       0.37%       0.37%       0.37%       0.37%       0.37%       0.52%(E)
Ratio of Net Investment Income to
 Average Net Assets.................        1.25%(E)       0.86%       1.33%       1.14%       0.84%       0.76%       0.98%(E)
Portfolio Turnover Rate.............           5%(D)          9%         10%         16%         23%         19%          8%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                                U.S. Micro Cap Portfolio
                                     -----------------------------------------------------------
                                        Year        Year        Year        Year        Year
                                       Ended       Ended       Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                        2014        2013        2012        2011        2010
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    19.64  $    14.84  $    13.24  $    12.25  $     9.57
                                     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.14        0.19        0.14        0.09        0.06
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.35        5.57        1.59        0.99        2.68
                                     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.49        5.76        1.73        1.08        2.74
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.13)      (0.20)      (0.13)      (0.09)      (0.06)
  Net Realized Gains................      (0.90)      (0.76)         --          --          --
                                     ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (1.03)      (0.96)      (0.13)      (0.09)      (0.06)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.10  $    19.64  $    14.84  $    13.24  $    12.25
===================================  ==========  ==========  ==========  ==========  ==========
Total Return........................       7.88%      41.34%      13.13%       8.85%      28.77%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,029,027  $4,695,831  $3,437,958  $3,257,719  $3,178,286
Ratio of Expenses to Average Net
 Assets.............................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
 Average Net Assets.................       0.69%       1.16%       0.99%       0.69%       0.58%
Portfolio Turnover Rate.............         12%         11%         15%         14%          9%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        DFA Real Estate Securities Portfolio
                                     -------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year        Year        Year        Year      Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2015          2014        2013        2012        2011        2010         2015
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    32.24     $    27.77  $    25.83  $    23.25  $    21.24  $    15.29  $    21.59
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.63           0.72        0.67        0.57        0.40        0.58        0.29
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.17           4.62        1.95        2.74        1.93        5.92        0.81
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.80           5.34        2.62        3.31        2.33        6.50        1.10
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.72)         (0.87)      (0.68)      (0.73)      (0.32)      (0.55)      (0.16)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.72)         (0.87)      (0.68)      (0.73)      (0.32)      (0.55)      (0.16)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    32.32     $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    22.53
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       2.48%(D)      19.80%      10.28%      14.45%      11.09%      43.21%       5.18%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $6,797,686     $6,607,759  $4,677,418  $3,716,389  $3,098,647  $2,689,552  $3,348,390
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.18%       0.22%       0.32%       0.33%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly)........................       0.19%(E)       0.19%       0.19%       0.23%       0.32%       0.33%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       3.73%(E)       2.48%       2.42%       2.29%       1.76%       3.13%       2.74%(E)
Portfolio Turnover Rate.............          1%(D)          0%          1%          0%          3%          2%          5%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                            Large Cap International Portfolio
                                     ------------------------------------------------------------
                                        Year        Year        Year         Year        Year
                                       Ended       Ended       Ended        Ended       Ended
                                      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                        2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    22.20  $    18.33  $    17.91  $    19.42   $    18.02
                                     ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.75        0.58        0.60        0.63         0.48
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.62)       3.90        0.40       (1.53)        1.43
                                     ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations......................       0.13        4.48        1.00       (0.90)        1.91
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
                                     ----------  ----------  ----------  ----------   ----------
   Total Distributions..............      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    21.59  $    22.20  $    18.33  $    17.91   $    19.42
===================================  ==========  ==========  ==========  ==========   ==========
Total Return........................       0.47%      24.85%       5.89%      (4.86)%      10.99%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,127,847  $2,755,114  $2,055,759  $1,704,149   $1,616,686
Ratio of Expenses to Average Net
 Assets.............................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly)........................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       3.35%       2.90%       3.38%       3.19%        2.65%
Portfolio Turnover Rate.............          4%          5%          4%          3%           7%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  International Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months        Year         Year        Year         Year
                                                                  Ended         Ended        Ended       Ended        Ended
                                                                April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015           2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     12.15     $     12.57   $    10.10  $     9.89  $    10.78
                                                             -----------     -----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.16            0.38         0.31        0.31        0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.55           (0.43)        2.47        0.20       (0.89)
                                                             -----------     -----------   ----------  ----------  ----------
   Total from Investment Operations.........................        0.71           (0.05)        2.78        0.51       (0.56)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.09)          (0.37)       (0.31)      (0.30)      (0.33)
                                                             -----------     -----------   ----------  ----------  ----------
   Total Distributions......................................       (0.09)          (0.37)       (0.31)      (0.30)      (0.33)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     12.77     $     12.15   $    12.57  $    10.10  $     9.89
===========================================================  ===========     ===========   ==========  ==========  ==========
Total Return................................................        5.96%(D)       (0.55)%      27.98%       5.49%      (5.49)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $14,183,064     $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to Average Net Assets.....................        0.38%(E)        0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.38%(E)        0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment Income to Average Net Assets........        2.64%(E)        3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate.....................................           3%(D)           7%           3%          5%          3%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.79
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.96
                                                             ----------
   Total from Investment Operations.........................       1.19
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)
                                                             ----------
   Total Distributions......................................      (0.20)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.78
===========================================================  ==========
Total Return................................................      12.48%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $4,866,989
Ratio of Expenses to Average Net Assets.....................       0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.40%
Ratio of Net Investment Income to Average Net Assets........       2.31%
Portfolio Turnover Rate.....................................          2%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  International Small Company Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months        Year        Year        Year         Year        Year
                                                   Ended         Ended       Ended       Ended        Ended       Ended
                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                   2015           2014        2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    18.24     $    19.40   $    15.28  $    15.21  $    16.14   $    13.99
                                               ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.19           0.42         0.42        0.38        0.40         0.28
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       1.03          (0.62)        4.16        0.39       (0.83)        2.13
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations...........       1.22          (0.20)        4.58        0.77       (0.43)        2.41
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.26)         (0.42)       (0.37)      (0.42)      (0.50)       (0.26)
  Net Realized Gains..........................      (0.57)         (0.54)       (0.09)      (0.28)         --           --
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total Distributions........................      (0.83)         (0.96)       (0.46)      (0.70)      (0.50)       (0.26)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    18.63     $    18.24   $    19.40  $    15.28  $    15.21   $    16.14
============================================== ===========    ==========   ==========  ==========  ==========   ==========
Total Return..................................       7.27%(D)      (1.09)%      30.66%       5.63%      (2.92)%      17.61%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $9,311,258     $8,844,517   $8,520,717  $6,423,160  $5,834,015   $5,511,594
Ratio of Expenses to Average Net Assets (B)...       0.53%(E)       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)....................       0.53%(E)       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.22%(E)       2.15%        2.47%       2.58%       2.37%        1.94%
----------------------------------------------------------------------------------------------------------------------------

                                                              Japanese Small Company Portfolio
                                               --------------------------------------------------------------
                                               Six Months      Year      Year      Year      Year      Year
                                                  Ended       Ended     Ended     Ended     Ended     Ended
                                                April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                  2015         2014      2013      2012      2011      2010
--------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........  $  19.15     $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
                                                --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.15         0.24      0.26      0.29      0.27      0.22
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      1.21         0.13      4.21     (0.26)     1.08     (0.18)
                                                --------     --------  --------  --------  --------  --------
   Total from Investment Operations...........      1.36         0.37      4.47      0.03      1.35      0.04
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.30)       (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
  Net Realized Gains..........................        --           --        --        --        --        --
                                                --------     --------  --------  --------  --------  --------
   Total Distributions........................     (0.30)       (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  20.21     $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
============================================== ===========   ========  ========  ========  ========  ========
Total Return..................................      7.29%(D)     2.00%    30.06%     0.20%     9.57%     0.33%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $495,563     $508,190  $414,132  $293,968  $163,120  $114,933
Ratio of Expenses to Average Net Assets (B)...      0.54%(E)     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)....................      0.54%(E)     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Net Investment Income to Average Net
 Assets.......................................      1.60%(E)     1.25%     1.51%     1.88%     1.74%     1.52%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          Asia Pacific Small Company Portfolio
                                                            ----------------------------------------------------------------
                                                            Six Months       Year      Year      Year       Year      Year
                                                               Ended        Ended     Ended     Ended      Ended     Ended
                                                             April 30,     Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                               2015          2014      2013      2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................  $  22.88     $  24.82   $  23.22  $  23.04  $  25.64   $  20.59
                                                             --------     --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.33         0.83       1.01      0.87      0.85       0.69
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................     (0.10)       (1.81)      1.37      0.58     (2.16)      4.99
                                                             --------     --------   --------  --------  --------   --------
   Total from Investment Operations........................      0.23        (0.98)      2.38      1.45     (1.31)      5.68
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (1.06)       (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
  Net Realized Gains.......................................        --           --         --        --        --         --
                                                             --------     --------   --------  --------  --------   --------
   Total Distributions.....................................     (1.06)       (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $  22.05     $  22.88   $  24.82  $  23.22  $  23.04   $  25.64
=========================================================== ===========   ========   ========  ========  ========   ========
Total Return...............................................      1.59%(D)    (3.84)%    10.46%     7.09%    (5.59)%    28.36%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $266,984     $364,117   $331,166  $238,191  $139,262   $131,511
Ratio of Expenses to Average Net Assets (B)................      0.55%(E)     0.55%      0.57%     0.59%     0.60%      0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)............................      0.55%(E)     0.55%      0.57%     0.59%     0.60%      0.61%
Ratio of Net Investment Income to Average Net Assets.......      3.21%(E)     3.53%      4.26%     3.91%     3.34%      3.14%
------------------------------------------------------------------------------------------------------------------------------

                                                                      United Kingdom Small Company Portfolio
                                                            ----------------------------------------------------------
                                                            Six Months      Year     Year     Year     Year      Year
                                                               Ended       Ended    Ended    Ended    Ended     Ended
                                                             April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                               2015         2014     2013     2012     2011      2010
-----------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................   $ 35.92     $ 36.96  $ 27.81  $ 23.44  $ 24.24   $ 19.83
                                                              -------     -------  -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.52        0.95     0.88     0.69     0.82      0.50
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................      2.18       (0.65)    9.17     4.47    (0.85)     4.41
                                                              -------     -------  -------  -------  -------   -------
   Total from Investment Operations........................      2.70        0.30    10.05     5.16    (0.03)     4.91
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (0.60)      (0.93)   (0.90)   (0.79)   (0.77)    (0.50)
  Net Realized Gains.......................................     (2.38)      (0.41)      --       --       --        --
                                                              -------     -------  -------  -------  -------   -------
   Total Distributions.....................................     (2.98)      (1.34)   (0.90)   (0.79)   (0.77)    (0.50)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................   $ 35.64     $ 35.92  $ 36.96  $ 27.81  $ 23.44   $ 24.24
=========================================================== ===========   ======== ======== ======== ========  ========
Total Return...............................................      8.49%(D)    0.73%   36.81%   22.82%   (0.28)%   25.37%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................   $36,713     $35,050  $37,096  $31,316  $33,869   $33,751
Ratio of Expenses to Average Net Assets (B)................      0.58%(E)    0.58%    0.59%    0.60%    0.60%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)............................      0.59%(E)    0.62%    0.63%    0.63%    0.62%     0.64%
Ratio of Net Investment Income to Average Net Assets.......      3.08%(E)    2.50%    2.79%    2.83%    3.26%     2.39%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          Continental Small Company Portfolio
                                   -----------------------------------------------------------------------------
                                     Six Months         Year         Year         Year         Year         Year
                                        Ended          Ended        Ended        Ended        Ended        Ended
                                      April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                        2015            2014         2013         2012         2011         2010
---------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period...........................  $  19.34        $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
                                    --------        --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................      0.19            0.42         0.37         0.39         0.39         0.27
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      2.07           (0.90)        5.78        (0.17)       (2.20)        1.89
                                    --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations....................      2.26           (0.48)        6.15         0.22        (1.81)        2.16
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........     (0.04)          (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
                                    --------        --------     --------     --------     --------     --------
   Total Distributions............     (0.04)          (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $  21.56        $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
================================== ===========      ========     ========     ========     ========     ========
Total Return......................     11.72%(D)       (2.68)%      42.99%        1.85%      (11.09)%      14.85%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................  $247,826        $168,961     $170,806     $106,316     $117,452     $128,106
Ratio of Expenses to Average Net
 Assets...........................      0.55%(B)(E)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)......................      0.55%(B)(E)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income to
 Average Net Assets...............      1.95%(E)        1.97%        2.16%        2.78%        2.25%        1.78%
Portfolio Turnover Rate...........       N/A             N/A          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------

                                              DFA International Real Estate Securities Portfolio
                                   ------------------------------------------------------------------------
                                    Six Months       Year        Year        Year         Year       Year
                                       Ended        Ended       Ended       Ended        Ended      Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                       2015          2014        2013        2012         2011       2010
------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     5.63     $     5.48  $     5.67  $     4.90  $     5.58   $   5.24
                                   ----------     ----------  ----------  ----------  ----------   --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.10           0.22        0.22        0.27        0.30       0.31
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.10           0.19        0.25        0.75       (0.33)      0.58
                                   ----------     ----------  ----------  ----------  ----------   --------
   Total from Investment
    Operations....................       0.20           0.41        0.47        1.02       (0.03)      0.89
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.33)         (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
                                   ----------     ----------  ----------  ----------  ----------   --------
   Total Distributions............      (0.33)         (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $     5.50     $     5.63  $     5.48  $     5.67  $     4.90   $   5.58
================================== ===========    ==========  ==========  ==========  ==========   ========
Total Return......................       3.98%(D)       8.21%       9.24%      22.34%      (0.43)%    18.96%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $3,458,642     $3,088,376  $2,158,977  $1,531,708  $1,060,156   $958,554
Ratio of Expenses to Average Net
 Assets...........................       0.34%(E)       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)......................       0.34%(E)       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Net Investment Income to
 Average Net Assets...............       3.76%(E)       4.14%       4.07%       5.45%       5.73%      6.42%
Portfolio Turnover Rate...........          2%(D)          1%          5%          3%          7%         6%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  DFA Global Real Estate Securities Portfolio
                            ------------------------------------------------------------------------------------
                               Six Months          Year           Year           Year          Year         Year
                                  Ended           Ended          Ended          Ended         Ended        Ended
                                April 30,        Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,     Oct. 31,
                                  2015             2014           2013           2012          2011         2010
---------------------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period................. $    10.63        $     9.59     $     9.33     $     8.21     $   8.28     $   6.75
                            ----------        ----------     ----------     ----------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.36              0.31           0.49           0.29         0.41         0.40
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........      (0.05)             1.05           0.37           1.07         0.06         1.60
                            ----------        ----------     ----------     ----------     --------     --------
   Total from Investment
    Operations.............       0.31              1.36           0.86           1.36         0.47         2.00
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.39)            (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
  Net Realized Gains.......         --                --             --             --           --           --
                            ----------        ----------     ----------     ----------     --------     --------
   Total Distributions.....      (0.39)            (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    10.55        $    10.63     $     9.59     $     9.33     $   8.21     $   8.28
=========================== ===========       ==========     ==========     ==========     ========     ========
Total Return...............       3.05%(D)         14.98%          9.74%         17.33%        6.17%       31.38%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $3,746,774        $3,305,472     $2,082,707     $1,315,547     $869,348     $695,461
Ratio of Expenses to
 Average Net Assets........       0.29%(B)(E)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)...............       0.49%(B)(E)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)
Ratio of Net Investment
 Income to Average Net
 Assets....................       6.80%(E)          3.21%          5.18%          3.38%        5.01%        5.59%
Portfolio Turnover Rate....          0%(D)           N/A            N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------

                                             DFA International Small Cap Value Portfolio
                            -----------------------------------------------------------------------------
                              Six Months        Year         Year        Year         Year        Year
                                 Ended         Ended        Ended       Ended        Ended       Ended
                               April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                 2015           2014         2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period................. $     19.55     $     20.17  $     15.16  $    14.85  $    16.16   $    14.92
                            -----------     -----------  -----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............        0.20            0.37         0.37        0.34        0.34         0.24
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........        1.27           (0.34)        5.21        0.61       (0.98)        1.22
                            -----------     -----------  -----------  ----------  ----------   ----------
   Total from Investment
    Operations.............        1.47            0.03         5.58        0.95       (0.64)        1.46
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................       (0.23)          (0.35)       (0.36)      (0.36)      (0.38)       (0.22)
  Net Realized Gains.......       (0.34)          (0.30)       (0.21)      (0.28)      (0.29)          --
                            -----------     -----------  -----------  ----------  ----------   ----------
   Total Distributions.....       (0.57)          (0.65)       (0.57)      (0.64)      (0.67)       (0.22)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $     20.45     $     19.55  $     20.17  $    15.16  $    14.85   $    16.16
=========================== ===========     ===========  ===========  ==========  ==========   ==========
Total Return...............        7.96%(D)        0.13%       37.79%       6.92%      (4.39)%      10.01%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $12,923,353     $11,684,771  $11,148,899  $8,266,610  $7,459,144   $7,655,318
Ratio of Expenses to
 Average Net Assets........        0.68%(E)        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)...............        0.68%(E)        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Net Investment
 Income to Average Net
 Assets....................        2.09%(E)        1.78%        2.16%       2.30%       2.05%        1.57%
Portfolio Turnover Rate....           9%(D)           8%           9%         18%         16%          18%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                              International Vector Equity Portfolio
                              ---------------------------------------------------------------------  ----------------

                               Six Months        Year        Year       Year       Year      Year      Six Months
                                  Ended         Ended       Ended      Ended      Ended     Ended         Ended
                                April 30,      Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,     April 30,
                                  2015           2014        2013       2012       2011      2010         2015
----------------------------------------------------------------------------------------------------------------------
                               (Unaudited)                                                             (Unaudited)
Net Asset Value, Beginning
 of Period................... $    11.26     $    11.75   $     9.33  $   9.34  $  10.28   $   9.22   $  11.43
                              ----------     ----------   ----------  --------  --------   --------   --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)................       0.14           0.32         0.26      0.27      0.29       0.18       0.14
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       0.55          (0.43)        2.44      0.14     (0.87)      1.05       0.45
                              ----------     ----------   ----------  --------  --------   --------   --------
   Total from Investment
    Operations...............       0.69          (0.11)        2.70      0.41     (0.58)      1.23       0.59
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......      (0.08)         (0.30)       (0.25)    (0.27)    (0.29)     (0.17)     (0.09)
  Net Realized Gains.........      (0.10)         (0.08)       (0.03)    (0.15)    (0.07)        --         --
                              ----------     ----------   ----------  --------  --------   --------   --------
   Total Distributions.......      (0.18)         (0.38)       (0.28)    (0.42)    (0.36)     (0.17)     (0.09)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $    11.77     $    11.26   $    11.75  $   9.33  $   9.34   $  10.28   $  11.93
============================  ===========    ==========   ==========  ========  ========   ========  ===========
Total Return.................       6.31%(D)      (1.05)%      29.52%     4.90%    (5.99)%    13.62%      5.29%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $1,666,839     $1,305,553   $1,090,774  $561,399  $410,580   $363,123   $125,855
Ratio of Expenses to
 Average Net Assets..........       0.49%(E)       0.49%        0.51%     0.54%     0.54%      0.54%      0.53%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by
 Advisor and Fees Paid
 Indirectly).................       0.49%(E)       0.49%        0.51%     0.54%     0.54%      0.53%      0.75%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets......................       2.48%(E)       2.64%        2.51%     2.94%     2.73%      1.91%      2.43%(E)
Portfolio Turnover Rate......          1%(D)          8%           2%        5%       10%         5%       N/A
----------------------------------------------------------------------------------------------------------------------

                                           World ex U.S. Value Portfolio
                              -------------------------------------------------------------
                                                                                     Period
                                  Year         Year        Year        Year         Aug. 23,
                                 Ended        Ended       Ended       Ended        2010(a) to
                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                  2014         2013        2012        2011           2010
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................... $  11.93     $   9.94     $  9.96     $ 11.35        $ 10.00
                              --------     --------     -------     -------        -------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)................     0.42         0.29        0.29        0.30           0.02
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............    (0.50)        2.02       (0.05)      (1.35)          1.33
                              --------     --------     -------     -------        -------
   Total from Investment
    Operations...............    (0.08)        2.31        0.24       (1.05)          1.35
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......    (0.42)       (0.32)      (0.26)      (0.26)            --
  Net Realized Gains.........       --           --          --       (0.08)            --
                              --------     --------     -------     -------        -------
   Total Distributions.......    (0.42)       (0.32)      (0.26)      (0.34)            --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $  11.43     $  11.93     $  9.94     $  9.96        $ 11.35
============================  ========     ========     ========    ========    ==========
Total Return.................    (0.81)%      23.61%       2.70%      (9.59)%        13.50%(D)
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $113,951     $117,587     $57,197     $47,165        $29,616
Ratio of Expenses to
 Average Net Assets..........     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)       0.90%(B)(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by
 Advisor and Fees Paid
 Indirectly).................     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)       1.37%(B)(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets......................     3.54%        2.61%       2.97%       2.64%          0.76%(C)(E)
Portfolio Turnover Rate......      N/A          N/A         N/A         N/A            N/A
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   World ex U.S. Targeted Value Portfolio
                                                   --------------------------------
                                                                               Period
                                                   Six Months      Year       Nov. 1,
                                                      Ended       Ended      2012(a) to
                                                    April 30,    Oct. 31,     Oct. 31,
                                                      2015         2014         2013
-------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  12.08     $  12.46   $ 10.00
                                                    --------     --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.10         0.23      0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.65        (0.22)     2.46
                                                    --------     --------   -------
   Total from Investment Operations...............      0.75         0.01      2.66
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.14)       (0.24)    (0.20)
 Net Realized Gains...............................     (0.03)       (0.15)       --
                                                    --------     --------   -------
   Total Distributions............................     (0.17)       (0.39)    (0.20)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  12.66     $  12.08   $ 12.46
=================================================  ===========   ========  ==========
Total Return......................................      6.40%(D)     0.06%    26.90%(D)
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $227,031     $151,096   $96,010
Ratio of Expenses to Average Net Assets (B).......      0.66%(E)     0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      1.13%(E)     1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.73%(E)     1.84%     1.78%(C)(E)
Portfolio Turnover Rate...........................       N/A          N/A       N/A
-------------------------------------------------------------------------------------------

                                                      World ex U.S. Core Equity Portfolio
                                                   ----------------------------------
                                                                                Period
                                                   Six Months       Year       April 9,
                                                      Ended        Ended      2013(a) to
                                                    April 30,     Oct. 31,     Oct. 31,
                                                      2015          2014         2013
--------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  10.49     $  10.77    $  10.00
                                                    --------     --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.13         0.28        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.49        (0.27)       0.77
                                                    --------     --------    --------
   Total from Investment Operations...............      0.62         0.01        0.95
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.04)       (0.28)      (0.18)
 Net Realized Gains...............................        --        (0.01)         --
                                                    --------     --------    --------
   Total Distributions............................     (0.04)       (0.29)      (0.18)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  11.07     $  10.49    $  10.77
=================================================  ===========   ========   ==========
Total Return......................................      5.93%(D)    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $841,045     $406,648    $129,720
Ratio of Expenses to Average Net Assets (B).......      0.47%(E)     0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      0.57%(E)     0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.41%(E)     2.59%       3.12%(C)(E)
Portfolio Turnover Rate...........................         0%(D)      N/A         N/A
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        World Core Equity Portfolio
                                                             ----------------------------------------
                                                                                                  Period
                                                             Six Months      Year     Year       March 7,
                                                                Ended       Ended    Ended      2012(a) to
                                                              April 30,    Oct. 31, Oct. 31,     Oct. 31,
                                                                2015         2014     2013         2012
----------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.33     $ 12.71   $10.24    $10.00
                                                              --------     -------   ------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.08        0.17     0.23      0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.58        0.87     2.47      0.19
                                                              --------     -------   ------    ------
   Total from Investment Operations.........................      0.66        1.04     2.70      0.35
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.10)      (0.24)   (0.23)    (0.11)
 Net Realized Gains.........................................     (0.04)      (0.18)      --     (0.00)
                                                              --------     -------   ------    ------
   Total Distributions......................................     (0.14)      (0.42)   (0.23)    (0.11)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.85     $ 13.33   $12.71    $10.24
===========================================================  ===========   ======== ======== ==========
Total Return................................................      5.07%(D)    8.36%   26.77%     3.54%(D)
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $141,393     $75,707   $1,728    $  191
Ratio of Expenses to Average Net Assets (B).................      0.35%(E)    0.35%    0.40%     0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................      0.66%(E)    0.97%    5.71%    52.27%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.25%(E)    1.27%    2.01%     2.40%(C)(E)
----------------------------------------------------------------------------------------------------------------

                                                                 Selectively Hedged Global Equity Portfolio
                                                             -------------------------------------------
                                                                                                  Period
                                                             Six Months      Year      Year      Nov. 14,
                                                                Ended       Ended     Ended     2011(a) to
                                                              April 30,    Oct. 31,  Oct. 31,    Oct. 31,
                                                                2015         2014      2013        2012
---------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  14.20     $  13.63  $ 10.87     $ 10.00
                                                              --------     --------  -------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.09         0.27     0.24        0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.72         0.76     2.65        0.87
                                                              --------     --------  -------     -------
   Total from Investment Operations.........................      0.81         1.03     2.89        1.09
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.42)       (0.32)   (0.10)      (0.22)
 Net Realized Gains.........................................     (0.21)       (0.14)   (0.03)         --
                                                              --------     --------  -------     -------
   Total Distributions......................................     (0.63)       (0.46)   (0.13)      (0.22)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  14.38     $  14.20  $ 13.63     $ 10.87
===========================================================  ===========   ========  ======== ==========
Total Return................................................      6.16%(D)     7.83%   26.86%      11.11%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $200,657     $147,276  $91,348     $34,950
Ratio of Expenses to Average Net Assets (B).................      0.40%(E)     0.40%    0.40%       0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................      0.65%(E)     0.69%    0.72%       1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.32%(E)     1.94%    1.93%       2.13%(C)(E)
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       Emerging Markets Portfolio
                               --------------------------------------------------------------------------  --------------
                                Six Months       Year        Year        Year         Year        Year      Six Months
                                   Ended        Ended       Ended       Ended        Ended       Ended         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,     April 30,
                                   2015          2014        2013        2012         2011        2010         2015
--------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    26.64     $    26.97  $    26.06  $    26.68  $    30.90   $    25.23  $    21.42
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.14           0.56        0.52        0.55        0.61         0.48        0.13
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.45          (0.20)       1.17        0.37       (2.53)        6.07        1.09
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations................       0.59           0.36        1.69        0.92       (1.92)        6.55        1.22
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.13)         (0.53)      (0.50)      (0.50)      (0.53)       (0.46)      (0.21)
  Net Realized Gains..........         --          (0.16)      (0.28)      (1.04)      (1.77)       (0.42)      (0.40)
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
   Total Distributions........      (0.13)         (0.69)      (0.78)      (1.54)      (2.30)       (0.88)      (0.61)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    27.10     $    26.64  $    26.97  $    26.06  $    26.68   $    30.90  $    22.03
============================== ===========    ==========  ==========  ==========  ==========   ==========  ===========
Total Return..................       2.28%(D)       1.33%       6.58%       4.08%      (6.82)%      26.53%       6.09%(D)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,284,122     $4,073,698  $3,655,740  $2,797,177  $2,313,035   $2,372,498  $5,637,044
Ratio of Expenses to Average
 Net Assets (B)...............       0.56%(E)       0.56%       0.57%       0.61%       0.61%        0.60%       0.72%(E)
Ratio of Net Investment
 Income to Average Net
 Assets.......................       1.09%(E)       2.11%       1.97%       2.14%       2.07%        1.76%       1.25%(E)
--------------------------------------------------------------------------------------------------------------------------

                                    Emerging Markets Small Cap Portfolio
                               ------------------------------------------------------------
                                  Year        Year        Year         Year        Year
                                 Ended       Ended       Ended        Ended       Ended
                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                  2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period....................... $    21.10  $    20.33  $    19.85  $    24.26   $    17.45
                               ----------  ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.43        0.40        0.40        0.42         0.34
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.62        1.37        0.83       (3.67)        6.79
                               ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations................       1.05        1.77        1.23       (3.25)        7.13
-------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.40)      (0.39)      (0.35)      (0.40)       (0.32)
  Net Realized Gains..........      (0.33)      (0.61)      (0.40)      (0.76)          --
                               ----------  ----------  ----------  ----------   ----------
   Total Distributions........      (0.73)      (1.00)      (0.75)      (1.16)       (0.32)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    21.42  $    21.10  $    20.33  $    19.85   $    24.26
============================== ==========  ==========  ==========  ==========   ==========
Total Return..................       5.12%       8.92%       6.71%     (14.03)%      41.33%
-------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,860,603  $4,041,863  $2,907,673  $1,832,745   $1,833,038
Ratio of Expenses to Average
 Net Assets (B)...............       0.72%       0.75%       0.82%       0.79%        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets.......................       2.02%       1.91%       2.01%       1.86%        1.70%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           Emerging Markets Value Portfolio-Class R2 Shares+
                                     ------------------------------------------------------------
                                     Six Months      Year      Year      Year     Year      Year
                                        Ended       Ended     Ended     Ended    Ended     Ended
                                      April 30,    Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                        2015         2014      2013      2012     2011      2010
---------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period.............................  $  27.79     $ 29.27   $  28.21  $ 29.02  $ 36.35   $ 46.84
                                      --------     -------   --------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................      0.08        0.59       0.47     0.50     0.20      0.56
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      0.64       (1.10)      1.68    (0.45)   (5.45)     9.18
                                      --------     -------   --------  -------  -------   -------
   Total from Investment
    Operations......................      0.72       (0.51)      2.15     0.05    (5.25)     9.74
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............     (0.29)      (0.55)     (0.50)   (0.47)   (0.45)    (7.12)
  Net Realized Gains................        --       (0.42)     (0.59)   (0.39)   (1.63)   (13.11)
                                      --------     -------   --------  -------  -------   -------
   Total Distributions..............     (0.29)      (0.97)     (1.09)   (0.86)   (2.08)   (20.23)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......  $  28.22     $ 27.79   $  29.27  $ 28.21  $ 29.02   $ 36.35
===================================  ===========   ========  ========  ======== ========  ========
Total Return........................      2.75%(D)   (1.75)%     7.75%    0.43%  (15.24)%   29.71%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................  $106,479     $99,066   $106,070  $99,111  $78,157   $39,668
Ratio of Expenses to Average Net
 Assets (B).........................      0.81%(E)    0.80%      0.82%    0.86%    0.86%     0.86%
Ratio of Net Investment Income to
 Average Net Assets.................      0.63%(E)    2.09%      1.65%    1.78%    1.56%     1.39%
---------------------------------------------------------------------------------------------------

                                                Emerging Markets Value Portfolio-Institutional Class Shares
                                     ---------------------------------------------------------------------------------
                                       Six Months        Year          Year         Year         Year          Year
                                          Ended         Ended         Ended        Ended        Ended         Ended
                                        April 30,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                          2015           2014          2013         2012         2011          2010
-----------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     27.81     $     29.28   $     28.22  $     29.02  $     36.27   $     28.90
                                     -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.11            0.66          0.55         0.57         0.64          0.45
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.65           (1.10)         1.67        (0.44)       (5.72)         8.01
                                     -----------     -----------   -----------  -----------  -----------   -----------
   Total from Investment
    Operations......................        0.76           (0.44)         2.22         0.13        (5.08)         8.46
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.31)          (0.61)        (0.57)       (0.54)       (0.54)        (0.39)
  Net Realized Gains................          --           (0.42)        (0.59)       (0.39)       (1.63)        (0.70)
                                     -----------     -----------   -----------  -----------  -----------   -----------
   Total Distributions..............       (0.31)          (1.03)        (1.16)       (0.93)       (2.17)        (1.09)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     28.26     $     27.81   $     29.28  $     28.22  $     29.02   $     36.27
===================================  ===========     ===========   ===========  ===========  ===========   ===========
Total Return........................        2.88%(D)       (1.51)%        8.01%        0.70%      (14.84)%       30.04%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $19,049,084     $18,647,276   $19,162,837  $16,589,619  $13,730,213   $11,542,870
Ratio of Expenses to Average Net
 Assets (B).........................        0.56%(E)        0.55%         0.57%        0.61%        0.61%         0.60%
Ratio of Net Investment Income to
 Average Net Assets.................        0.87%(E)        2.35%         1.91%        2.03%        1.88%         1.40%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 Emerging Markets Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months        Year         Year        Year         Year
                                                                  Ended         Ended        Ended       Ended        Ended
                                                                April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015           2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     20.08     $     20.09  $     19.00  $    18.73  $    21.31
                                                             -----------     -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.11            0.42         0.39        0.41        0.43
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.54           (0.03)        1.07        0.23       (2.65)
                                                             -----------     -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.65            0.39         1.46        0.64       (2.22)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.11)          (0.40)       (0.37)      (0.37)      (0.36)
                                                             -----------     -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.11)          (0.40)       (0.37)      (0.37)      (0.36)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     20.62     $     20.08  $     20.09  $    19.00  $    18.73
===========================================================  ===========     ===========  ===========  ==========  ==========
Total Return................................................        3.31%(D)        1.89%        7.75%       3.55%     (10.59)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $17,485,579     $15,727,547  $13,020,962  $8,594,707  $5,367,473
Ratio of Expenses to Average Net Assets.....................        0.61%(E)        0.61%        0.63%       0.68%       0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%(E)        0.61%        0.63%       0.68%       0.68%
Ratio of Net Investment Income to Average Net Assets........        1.18%(E)        2.10%        1.97%       2.18%       2.04%
Portfolio Turnover Rate.....................................           1%(D)           2%           1%          1%          1%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    16.49
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.30
 Net Gains (Losses) on Securities (Realized and Unrealized).       4.81
                                                             ----------
   Total from Investment Operations.........................       5.11
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.29)
                                                             ----------
   Total Distributions......................................      (0.29)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    21.31
===========================================================  ==========
Total Return................................................      31.30%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $4,179,882
Ratio of Expenses to Average Net Assets.....................       0.65%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.65%
Ratio of Net Investment Income to Average Net Assets........       1.63%
Portfolio Turnover Rate.....................................          4%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests primarily in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                   Percentage
                                                                                                    Ownership
Feeder Funds                                   Master Funds                                        at 04/30/15
------------                                   ------------                                        -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                         83%
Japanese Small Company Portfolio               The Japanese Small Company Series                       19%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series                   19%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio            The Continental Small Company Series                     7%
Emerging Markets Portfolio                     The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------
International Small Company Portfolio          The Continental Small Company Series                    93%
                                               The Japanese Small Company Series                       82%
                                               The United Kingdom Small Company Series                 98%
                                               The Asia Pacific Small Company Series                   82%
                                               The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    32%
                                               DFA International Real Estate Securities Portfolio      41%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio         DFA International Small Cap Value Portfolio              1%
                                               Dimensional Emerging Markets Value Fund                 --*
                                               International Vector Equity Portfolio                    1%
                                               The Emerging Markets Small Cap Series                   --*
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                             1%
                                               International Core Equity Portfolio                     --*
                                               Emerging Markets Core Equity Portfolio                  --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                             1%
                                               International Core Equity Portfolio                      1%
                                               Emerging Markets Core Equity Portfolio                  --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on the Summary Schedule of Investments.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2015, Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $1,184,228 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio and World ex U.S. Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds and International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor also provides administrative services to the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio pursuant to an investment management agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above.

   For the six months ended April 30, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio............... 0.20%
           U.S. Large Cap Equity Portfolio..................... 0.15%
           U.S. Targeted Value Portfolio....................... 0.35%
           U.S. Small Cap Value Portfolio...................... 0.50%
           U.S. Core Equity 1 Portfolio........................ 0.17%
           U.S. Core Equity 2 Portfolio........................ 0.20%
           U.S. Vector Equity Portfolio........................ 0.30%
           U.S. Small Cap Portfolio............................ 0.35%
           U.S. Micro Cap Portfolio............................ 0.50%
           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.25%
           International Core Equity Portfolio................. 0.35%
           DFA International Real Estate Securities Portfolio*. 0.31%
           DFA Global Real Estate Securities Portfolio*........ 0.25%
           DFA International Small Cap Value Portfolio......... 0.65%

               International Vector Equity Portfolio...... 0.45%
               World ex U.S. Value Portfolio.............. 0.47%
               World ex U.S. Targeted Value Portfolio..... 0.58%
               World ex U.S. Core Equity Portfolio........ 0.40%
               World Core Equity Portfolio................ 0.30%
               Selectively Hedged Global Equity Portfolio. 0.30%
               Emerging Markets Core Equity Portfolio..... 0.55%

* The investment advisory services fees have been adjusted to reflect the actual fees paid by the Portfolios for the six months ended April 30, 2015. The investment advisory services fee payable by the DFA International Real Estate Securities Portfolio was decreased from 0.35% to 0.25% effective February 28, 2015. The investment advisory services fee payable by the DFA Global Real Estate Securities Portfolio was decreased from 0.27% to 0.20% effective February 28, 2015.

   For the six months ended April 30, 2015, the Feeder Funds' and International Small Company Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.15%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                           Previously
                                                           Recovery       Waived Fees/
                                             Expense    of Previously   Expenses Assumed
                                            Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                    Amount   Expenses Assumed     Recovery
--------------------------                  ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)........    0.19%         $35             $   25
U.S. Targeted Value Portfolio (2)..........    0.50%          --                 --
U.S. Core Equity 1 Portfolio (1)...........    0.23%          --                 --
U.S. Core Equity 2 Portfolio (1)...........    0.26%          --                 --
U.S. Vector Equity Portfolio (1)...........    0.36%          --                 --
DFA Real Estate Securities Portfolio (1)...    0.18%          --              1,361
International Core Equity Portfolio (1)....    0.49%          --                 --
International Small Company Portfolio (3)..    0.45%          --                 --
Japanese Small Company Portfolio (4).......    0.47%          --                 --
Asia Pacific Small Company Portfolio (4)...    0.47%          --                 --
United Kingdom Small Company Portfolio (4).    0.47%           1                 29
Continental Small Company Portfolio (4)....    0.47%          --                 --

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
DFA International Real Estate Securities Portfolio (5).    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (6)........    0.24%         $61             $14,635
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (7)......................    0.60%          --                 619
World ex U.S. Targeted Value Portfolio (8).............    0.80%          --               1,371
World ex U.S. Core Equity Portfolio (9)................    0.47%          31               1,405
World Core Equity Portfolio (10).......................    0.35%          --                 139
Selectively Hedged Global Equity Portfolio (11)........    0.40%           9                 799
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (12).....................    0.62%          --                  --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (12).....................    0.77%          --                  --
Emerging Markets Value Portfolio (13)..................    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e., the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (11) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 1
         Large Cap International Portfolio..................      7
         International Core Equity Portfolio................     23
         DFA International Real Estate Securities Portfolio.      8
         DFA International Small Cap Value Portfolio........     22
         International Vector Equity Portfolio..............      3
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      5
         Emerging Markets Core Equity Portfolio.............     47

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio. $  8
                  U.S. Large Cap Equity Portfolio.......    2
                  U.S. Large Cap Value Portfolio........  343
                  U.S. Targeted Value Portfolio.........  103
                  U.S. Small Cap Value Portfolio........  310
                  U.S. Core Equity 1 Portfolio..........  164
                  U.S. Core Equity 2 Portfolio..........  246
                  U.S. Vector Equity Portfolio..........   74
                  U.S. Small Cap Portfolio..............  173
                  U.S. Micro Cap Portfolio..............  152
                  DFA Real Estate Securities Portfolio..  127
                  Large Cap International Portfolio.....   78
                  International Core Equity Portfolio...  231

            International Small Company Portfolio.............. $234
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   48
            DFA Global Real Estate Securities Portfolio........   38
            DFA International Small Cap Value Portfolio........  343
            International Vector Equity Portfolio..............   20
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    2
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................  106
            Emerging Markets Small Cap Portfolio...............   84
            Emerging Markets Value Portfolio...................  456
            Emerging Markets Core Equity Portfolio.............  235

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                       Purchases    Sales
                                                       ---------- ----------
   Enhanced U.S. Large Company Portfolio.............. $  240,069 $  234,807
   U.S. Large Cap Equity Portfolio....................    291,172     21,093
   U.S. Targeted Value Portfolio......................  1,023,284    304,790
   U.S. Small Cap Value Portfolio.....................  1,655,305    996,858
   U.S. Core Equity 1 Portfolio.......................  1,583,153    136,096
   U.S. Core Equity 2 Portfolio.......................  1,435,792    235,449
   U.S. Vector Equity Portfolio.......................    279,783     87,430
   U.S. Small Cap Portfolio...........................  1,471,043    518,578
   U.S. Micro Cap Portfolio...........................    388,255    383,274
   DFA Real Estate Securities Portfolio...............    243,635     43,656
   Large Cap International Portfolio..................    252,102    163,955
   International Core Equity Portfolio................  1,616,647    360,049
   DFA International Real Estate Securities Portfolio.    334,303     62,018
   DFA Global Real Estate Securities Portfolio........    142,484         --
   DFA International Small Cap Value Portfolio........  1,458,234  1,079,083
   International Vector Equity Portfolio..............    295,656     18,501
   World ex U.S. Core Equity Portfolio................    419,271      1,099
   Emerging Markets Core Equity Portfolio.............  1,385,259    178,246

   For the six months ended April 30, 2015, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                           DFA Global Real Estate Securities Portfolio
                                 ----------------------------------------------------------------
                                 Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies  10/31/2014 4/30/2015  Purchases Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------ -------- ----------------
DFA Real Estate Securities
  Portfolio..................... $2,044,932 $2,202,350 $166,836  $6,500 $ 47,003          --
DFA International Real Estate
  Securities Portfolio..........  1,255,234  1,407,163  174,337      --   75,369          --
                                 ---------- ---------- --------  ------ --------      ------
Total........................... $3,300,166 $3,609,513 $341,173  $6,500 $122,372          --
                                 ========== ========== ========  ====== ========      ======

                                                         World ex U.S. Value Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $  9,588   $ 10,239   $ 1,097  $    876  $  115       $  169

                                                     World ex U.S. Targeted Value Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $ 93,592   $140,571   $49,822  $  9,745  $1,219       $1,797
International Vector Equity Portfolio.    13,571     20,354     7,137     1,300      99          135
                                        --------   --------   -------  --------  ------       ------
Total.................................  $107,163   $160,925   $56,959  $ 11,045  $1,318       $1,932
                                        ========   ========   =======  ========  ======       ======

                                                      World ex U.S. Core Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
International Core Equity Portfolio...  $312,519         --   $ 4,047  $313,486  $    7           --
Emerging Markets Core Equity
  Portfolio...........................    93,258         --    44,501   133,044     596           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $405,777         --   $48,548  $446,530  $  603           --
                                        ========   ========   =======  ========  ======       ======

                                                          World Core Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
U.S. Core Equity 1 Portfolio..........  $ 38,342   $ 71,333   $32,574  $  1,401  $  417       $  171
International Core Equity Portfolio...    29,208     53,360    23,726     3,047     262           --
Emerging Markets Core Equity
  Portfolio...........................     8,097     14,814     6,453       470      48           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $ 75,647   $139,507   $62,753  $  4,918  $  727       $  171
                                        ========   ========   =======  ========  ======       ======

                                                   Selectively Hedged Global Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
U.S. Core Equity 2 Portfolio..........  $ 64,220   $ 89,653   $23,863  $    667  $  603       $  469
International Core Equity Portfolio...    53,147     71,291    15,535       978     431           --
Emerging Markets Core Equity
  Portfolio...........................    23,899     31,501     7,501     1,022     142           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $141,266   $192,445   $46,899  $  2,667  $1,176       $  469
                                        ========   ========   =======  ========  ======       ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............     $ 2,841        $   (284)      $ (2,557)
U.S. Large Cap Equity Portfolio....................          69             (60)            (9)
U.S. Large Cap Value Portfolio.....................       5,129          (3,752)        (1,377)
U.S. Targeted Value Portfolio......................      16,408            (965)       (15,443)
U.S. Small Cap Value Portfolio.....................      27,492          (3,944)       (23,548)
U.S. Core Equity 1 Portfolio.......................       7,962          (5,946)        (2,016)
U.S. Core Equity 2 Portfolio.......................       5,976          (4,163)        (1,813)
U.S. Vector Equity Portfolio.......................       7,287          (1,398)        (5,889)
U.S. Small Cap Portfolio...........................      17,302          (3,711)       (13,591)
U.S. Micro Cap Portfolio...........................      15,490          (1,637)       (13,853)
DFA Real Estate Securities Portfolio...............       5,762          13,007        (18,769)
Large Cap International Portfolio..................          --            (965)           965
International Core Equity Portfolio................       7,711          (1,854)        (5,857)
International Small Company Portfolio..............      19,380           4,578        (23,958)
Japanese Small Company Portfolio...................          --           2,383         (2,383)
Asia Pacific Small Company Portfolio...............          --             355           (355)
United Kingdom Small Company Portfolio.............         196             (56)          (140)
Continental Small Company Portfolio................          --             103           (103)
DFA International Real Estate Securities Portfolio.       5,952          (4,743)        (1,209)
DFA Global Real Estate Securities Portfolio........         598            (598)            --
DFA International Small Cap Value Portfolio........      18,832          (7,087)       (11,745)
International Vector Equity Portfolio..............       1,317             578         (1,895)
World ex U.S. Value Portfolio......................          --              94            (94)
World ex U.S. Targeted Value Portfolio.............         128             108           (236)
World ex U.S. Core Equity Portfolio................          34              14            (48)
World Core Equity Portfolio........................          --               7             (7)
Selectively Hedged Global Equity Portfolio.........         174           1,372         (1,546)
Emerging Markets Portfolio.........................       2,916          (3,574)           658
Emerging Markets Small Cap Portfolio...............      11,484          (6,760)        (4,724)
Emerging Markets Value Portfolio...................      22,724         (16,924)        (5,800)
Emerging Markets Core Equity Portfolio.............      15,015         (17,749)         2,734

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains Total
                                          -------------- ------------- ------
   Enhanced U.S. Large Company Portfolio
   2013..................................     $1,597          --       $1,597
   2014..................................        903          --          903
   U.S. Large Cap Equity Portfolio
   2013..................................        321          --          321
   2014..................................      3,209          --        3,209

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 U.S. Large Cap Value Portfolio
 2013...................................    $180,943            --    $180,943
 2014...................................     230,364            --     230,364
 U.S. Targeted Value Portfolio
 2013...................................      55,372      $162,209     217,581
 2014...................................      51,735       237,290     289,025
 U.S. Small Cap Value Portfolio
 2013...................................     112,970       380,218     493,188
 2014...................................      66,463       443,795     510,258
 U.S. Core Equity 1 Portfolio
 2013...................................     105,633            --     105,633
 2014...................................     135,714        34,892     170,606
 U.S. Core Equity 2 Portfolio
 2013...................................     143,640        55,772     199,412
 2014...................................     170,204        98,745     268,949
 U.S. Vector Equity Portfolio
 2013...................................      34,959         3,507      38,466
 2014...................................      39,201        38,966      78,167
 U.S. Small Cap Portfolio
 2013...................................      83,270       228,671     311,941
 2014...................................      85,510       218,795     304,305
 U.S. Micro Cap Portfolio
 2013...................................      46,915       176,365     223,280
 2014...................................      43,726       200,738     244,464
 DFA Real Estate Securities Portfolio
 2013...................................     102,731            --     102,731
 2014...................................     156,934            --     156,934
 Large Cap International Portfolio
 2013...................................      70,787            --      70,787
 2014...................................      98,177            --      98,177
 International Core Equity Portfolio
 2013...................................     214,687            --     214,687
 2014...................................     320,068            --     320,068
 International Small Company Portfolio
 2013...................................     159,066        39,012     198,078
 2014...................................     218,133       211,626     429,759
 Japanese Small Company Portfolio
 2013...................................       2,836            --       2,836
 2014...................................      11,539            --      11,539
 Asia Pacific Small Company Portfolio
 2013...................................       7,603            --       7,603
 2014...................................      12,860            --      12,860
 United Kingdom Small Company Portfolio
 2013...................................         953            --         953
 2014...................................         919           406       1,325
 Continental Small Company Portfolio
 2013...................................       2,834            --       2,834
 2014...................................       3,660            --       3,660

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
DFA International Real Estate Securities Portfolio
2013...............................................    $181,848            --    $181,848
2014...............................................     106,263            --     106,263
DFA Global Real Estate Securities Portfolio
2013...............................................      84,341            --      84,341
2014...............................................      72,036            --      72,036
DFA International Small Cap Value Portfolio
2013...............................................     198,381      $117,102     315,483
2014...............................................     239,810       127,501     367,311
International Vector Equity Portfolio
2013...............................................      17,456         2,044      19,500
2014...............................................      31,913         7,322      39,235
World ex U.S. Value Portfolio
2013...............................................       2,334            --       2,334
2014...............................................       4,113            --       4,113
World ex U.S. Targeted Value Portfolio
2013...............................................         993            --         993
2014...............................................       2,537         1,141       3,678
World ex U.S. Core Equity Portfolio
2013...............................................       1,171            --       1,171
2014...............................................       6,163            --       6,163
World Core Equity Portfolio
2013...............................................          24            --          24
2014...............................................         358            14         372
Selectively Hedged Global Equity Portfolio
2013...............................................         373            56         429
2014...............................................       2,139           539       2,678
Emerging Markets Portfolio
2013...............................................      59,866        30,527      90,393
2014...............................................      78,253        20,987      99,240
Emerging Markets Small Cap Portfolio
2013...............................................      71,149        92,100     163,249
2014...............................................      83,100        63,095     146,195
Emerging Markets Value Portfolio
2013...............................................     357,501       344,531     702,032
2014...............................................     418,693       264,053     682,746
Emerging Markets Core Equity Portfolio
2013...............................................     205,400            --     205,400
2014...............................................     287,956            --     287,956

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains Total
                                          -------------- ------------- ------
   Enhanced U.S. Large Company Portfolio.     $1,183        $1,658     $2,841
   U.S. Large Cap Equity Portfolio.......         60             4         64
   U.S. Large Cap Value Portfolio........      3,752         1,377      5,129

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
U.S. Targeted Value Portfolio...............    $ 2,906        $13,502    $16,408
U.S. Small Cap Value Portfolio..............      3,731         23,761     27,492
U.S. Core Equity 1 Portfolio................      2,994          1,051      4,045
U.S. Core Equity 2 Portfolio................      3,939          2,037      5,976
U.S. Vector Equity Portfolio................      1,899          5,388      7,287
U.S. Small Cap Portfolio....................      3,514         13,788     17,302
U.S. Micro Cap Portfolio....................      1,587         13,903     15,490
DFA Real Estate Securities Portfolio........      1,721             --      1,721
International Core Equity Portfolio.........      3,892             --      3,892
International Small Company Portfolio.......      9,273         10,107     19,380
United Kingdom Small Company Portfolio......         60            136        196
DFA Global Real Estate Securities Portfolio.        395             --        395
DFA International Small Cap Value Portfolio.      9,738          9,094     18,832
International Vector Equity Portfolio.......        991            326      1,317
World ex U.S. Targeted Value Portfolio......        112             16        128
World ex U.S. Core Equity Portfolio.........         23             --         23
Selectively Hedged Global Equity Portfolio..        122             52        174
Emerging Markets Portfolio..................      2,916             --      2,916
Emerging Markets Small Cap Portfolio........      2,631          2,358      4,989
Emerging Markets Value Portfolio............     22,724             --     22,724
Emerging Markets Core Equity Portfolio......      8,118             --      8,118

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       Undistributed                                              Total Net
                                       Net Investment                                           Distributable
                                         Income and   Undistributed                Unrealized     Earnings
                                         Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                       Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                       -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company
  Portfolio...........................    $ 10,953      $ 16,610            --     $    4,258    $   31,821
U.S. Large Cap Equity Portfolio.......         789           266            --         35,396        36,451
U.S. Large Cap Value Portfolio........      33,189        86,219            --      5,314,609     5,434,017
U.S. Targeted Value Portfolio.........      16,494       237,909            --      1,448,620     1,703,023
U.S. Small Cap Value Portfolio........      19,593       427,114            --      3,253,670     3,700,377
U.S. Core Equity 1 Portfolio..........      20,278        49,463            --      3,332,295     3,402,036
U.S. Core Equity 2 Portfolio..........      23,510        89,850            --      4,352,855     4,466,215
U.S. Vector Equity Portfolio..........       4,696       109,043            --      1,124,422     1,238,161
U.S. Small Cap Portfolio..............       8,376       268,311            --      2,513,699     2,790,386
U.S. Micro Cap Portfolio..............       5,283       278,651            --      1,651,592     1,935,526
DFA Real Estate Securities Portfolio..      23,652            --     $(135,249)     2,132,640     2,021,043
Large Cap International Portfolio.....      10,646            --      (217,917)       525,987       318,716
International Core Equity Portfolio...      51,510            --      (301,210)     1,144,778       895,078
International Small Company Portfolio.     131,822       250,319            --        948,743     1,330,884
Japanese Small Company Portfolio......       7,630            --       (59,307)         8,436       (43,241)
Asia Pacific Small Company Portfolio..      14,404            --       (26,743)        (3,568)      (15,907)
United Kingdom Small Company
  Portfolio...........................         481         2,151            --         10,875        13,507
Continental Small Company Portfolio...         310            --       (21,040)        24,524         3,794

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carry forward (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
DFA International Real Estate Securities
  Portfolio..............................    $141,014            --      $(206,244)    $   40,344    $  (24,886)
DFA Global Real Estate Securities
  Portfolio..............................      21,815            --           (774)       635,235       656,276
DFA International Small Cap Value
  Portfolio..............................     127,903      $207,078             --      1,447,990     1,782,971
International Vector Equity Portfolio....       7,404        10,948             --        153,470       171,822
World ex U.S. Value Portfolio............         632            --         (1,648)         8,666         7,650
World ex U.S. Targeted Value
  Portfolio..............................         425           410             --          4,762         5,597
World ex U.S. Core Equity Portfolio......          --            --             --         (2,352)       (2,352)
World Core Equity Portfolio..............          12           232             --         (2,611)       (2,367)
Selectively Hedged Global Equity
  Portfolio..............................       4,023         1,915             --         15,899        21,837
Emerging Markets Portfolio...............      17,907            --        (24,940)     1,131,763     1,124,730
Emerging Markets Small Cap
  Portfolio..............................      43,338        88,624             --        432,216       564,178
Emerging Markets Value Portfolio.........     193,147            --       (527,781)        64,633      (270,001)
Emerging Markets Core Equity
  Portfolio..............................      73,738            --       (161,804)     1,299,327     1,211,261

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                     -------------------------------------
                                     2015  2016     2017    2018    2019   Unlimited  Total
                                     ---- ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company
  Portfolio.........................  --       --       --      --      --       --        --
U.S. Large Cap Equity Portfolio.....  --       --       --      --      --       --        --
U.S. Large Cap Value Portfolio......  --       --       --      --      --       --        --
U.S. Targeted Value Portfolio.......  --       --       --      --      --       --        --
U.S. Small Cap Value Portfolio......  --       --       --      --      --       --        --
U.S. Core Equity 1 Portfolio........  --       --       --      --      --       --        --
U.S. Core Equity 2 Portfolio........  --       --       --      --      --       --        --
U.S. Vector Equity Portfolio........  --       --       --      --      --       --        --
U.S. Small Cap Portfolio............  --       --       --      --      --       --        --
U.S. Micro Cap Portfolio............  --       --       --      --      --       --        --
DFA Real Estate Securities
  Portfolio.........................  --  $ 1,368 $ 62,969 $44,388 $26,523       --  $135,248
Large Cap International Portfolio...  --   19,004  135,392  14,311  12,549 $ 36,660   217,916
International Core Equity Portfolio.  --       --   53,176      --      --  248,034   301,210
International Small Company
  Portfolio.........................  --       --       --      --      --       --        --

                                           Expires on October 31,
                                   --------------------------------------
                                    2015   2016    2017    2018    2019   Unlimited  Total
                                   ------ ------- ------- ------- ------- --------- --------
Japanese Small Company
  Portfolio....................... $4,547 $23,057 $13,952 $12,208 $ 5,543       --  $ 59,307
Asia Pacific Small Company
  Portfolio.......................     --  16,317   8,261      --      -- $  2,165    26,743
United Kingdom Small Company
  Portfolio.......................     --      --      --      --      --       --        --
Continental Small Company
  Portfolio.......................     --   8,564   7,224   5,252      --       --    21,040
DFA International Real Estate
  Securities Portfolio............     46  13,446  34,576  38,689  69,466   50,022   206,245
DFA Global Real Estate Securities
  Portfolio.......................     --      --      --     774      --       --       774
DFA International Small Cap Value
  Portfolio.......................     --      --      --      --      --       --        --
International Vector Equity
  Portfolio.......................     --      --      --      --      --       --        --
World ex U.S. Value Portfolio.....     --      --      --      --   1,648       --     1,648
World ex U.S. Targeted Value
  Portfolio.......................     --      --      --      --      --       --        --
World ex U.S. Core Equity
  Portfolio.......................     --      --      --      --      --       --        --
World Core Equity Portfolio.......     --      --      --      --      --       --        --
Selectively Hedged Global Equity
  Portfolio.......................     --      --      --      --      --       --        --
Emerging Markets Portfolio........     --      --      --      --      --   24,940    24,940
Emerging Markets Small Cap
  Portfolio.......................     --      --      --      --      --       --        --
Emerging Markets Value Portfolio..     --      --      --      --      --  527,781   527,781
Emerging Markets Core Equity
  Portfolio.......................     --   7,080  26,444      --      --  128,280   161,804

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          Enhanced U.S. Large Company Portfolio.............. $  1,059
          U.S. Large Cap Value Portfolio.....................  512,898
          DFA Real Estate Securities Portfolio...............   39,893
          Japanese Small Company Portfolio...................    7,238
          Continental Small Company Portfolio................    5,494
          DFA International Real Estate Securities Portfolio.      453
          DFA Global Real Estate Securities Portfolio........       34
          World ex U.S. Value Portfolio......................    1,066

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                       Federal   Unrealized   Unrealized   Appreciation
                                       Tax Cost Appreciation Depreciation (Depreciation)
                                       -------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio. $213,791   $ 2,741      $   (80)      $ 2,661
U.S. Large Cap Equity Portfolio.......  513,287    65,645       (7,605)       58,040

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio..................... $10,500,550  $5,327,292           --    $5,327,292
U.S. Targeted Value Portfolio......................   5,986,042   1,817,120  $  (303,662)    1,513,458
U.S. Small Cap Value Portfolio.....................  11,110,361   3,865,248     (773,945)    3,091,303
U.S. Core Equity 1 Portfolio.......................  10,238,677   3,890,760     (212,409)    3,678,351
U.S. Core Equity 2 Portfolio.......................  11,368,794   5,050,103     (327,994)    4,722,109
U.S. Vector Equity Portfolio.......................   3,100,448   1,325,227     (151,000)    1,174,227
U.S. Small Cap Portfolio...........................  10,207,115   3,085,211     (484,768)    2,600,443
U.S. Micro Cap Portfolio...........................   4,429,963   2,012,898     (387,299)    1,625,599
DFA Real Estate Securities Portfolio...............   4,920,093   2,192,215      (80,410)    2,111,805
Large Cap International Portfolio..................   2,985,077     874,584     (200,498)      674,086
International Core Equity Portfolio................  14,144,367   2,740,964   (1,093,873)    1,647,091
International Small Company Portfolio..............   8,116,393   1,373,778     (195,461)    1,178,317
Japanese Small Company Portfolio...................     465,869      29,885           --        29,885
Asia Pacific Small Company Portfolio...............     275,568          --       (8,485)       (8,485)
United Kingdom Small Company Portfolio.............      25,424      11,304           --        11,304
Continental Small Company Portfolio................     208,122      39,413           --        39,413
DFA International Real Estate Securities Portfolio.   3,476,006     197,529      (76,501)      121,028
DFA Global Real Estate Securities Portfolio........   3,160,571     610,167       (7,402)      602,765
DFA International Small Cap Value Portfolio........  12,145,037   3,625,381   (1,657,147)    1,968,234
International Vector Equity Portfolio..............   1,623,431     334,535     (105,334)      229,201
World ex U.S. Value Portfolio......................     113,218      12,725           --        12,725
World ex U.S. Targeted Value Portfolio.............     209,034      18,032         (662)       17,370
World ex U.S. Core Equity Portfolio................     860,336      66,572      (16,887)       49,685
World Core Equity Portfolio........................     135,846       3,700           --         3,700
Selectively Hedged Global Equity Portfolio.........     169,363      23,082           --        23,082
Emerging Markets Portfolio.........................   3,064,013   1,217,151           --     1,217,151
Emerging Markets Small Cap Portfolio...............   5,040,747     597,833           --       597,833
Emerging Markets Value Portfolio...................  18,298,500     886,782           --       886,782
Emerging Markets Core Equity Portfolio.............  16,839,575   3,843,763   (2,043,648)    1,800,115

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                               Six Months Ended   Year Ended
                                               April 30, 2015    Oct. 31, 2014
                                               --------------   --------------
                                                 (Unaudited)
                                                Amount   Shares  Amount  Shares
                                               -------   ------ -------  ------
 U.S. Targeted Value Portfolio
 Class R1 Shares
  Shares Issued............................... $16,068     704  $ 9,171    406
  Shares Issued in Lieu of Cash Distributions.   1,444      69      657     30
  Shares Redeemed.............................  (3,043)   (136)  (2,817)  (123)
                                               -------    ----  -------   ----
 Net Increase (Decrease) -- Class R1 Shares... $14,469     637  $ 7,011    313
                                               =======    ====  =======   ====

                                                         Six Months Ended          Year Ended
                                                          April 30, 2015         Oct. 31, 2014
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
Class R2 Shares
 Shares Issued........................................ $    46,156    2,017  $    77,620     3,429
 Shares Issued in Lieu of Cash Distributions..........       4,197      201        1,832        84
 Shares Redeemed......................................     (12,709)    (565)     (21,767)     (957)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    37,644    1,653  $    57,685     2,556
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,125,383   49,969  $ 1,806,386    79,191
 Shares Issued in Lieu of Cash Distributions..........     261,490   12,499      268,683    12,353
 Shares Redeemed......................................    (548,633) (24,552)    (897,338)  (39,462)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   838,240   37,916  $ 1,177,731    52,082
                                                       ===========  =======  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    16,629      628  $    38,565     1,378
 Shares Issued in Lieu of Cash Distributions..........       1,052       43        3,524       126
 Shares Redeemed......................................     (12,151)    (463)     (43,702)   (1,563)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     5,530      208  $    (1,613)      (59)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 2,019,563   77,187  $ 3,218,550   115,620
 Shares Issued in Lieu of Cash Distributions..........     194,948    7,896      643,949    22,910
 Shares Redeemed......................................  (2,149,741) (81,372)  (3,445,026) (122,635)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $    64,770    3,711  $   417,473    15,895
                                                       ===========  =======  ===========  ========

   On October 29, 2010, the Board of Directors of the Fund adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2015, Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Selectively Hedged Global Equity Portfolio*

                                                                                          Unrealized
                                                                                            Foreign
Settlement  Currency                                             Contract     Value at     Exchange
   Date     Amount**     Currency           Counterparty          Amount   April 30, 2015 Gain (Loss)
---------- ----------  ------------- --------------------------- --------  -------------- -----------
 05/21/15      (6,707) Denmark Krone JP Morgan                   $   (952)    $ (1,009)      $ (57)
 05/22/15        (818) Euro          Citibank, N.A.                  (868)        (918)        (50)
 05/22/15        (941) Euro          Citibank, N.A.                  (998)      (1,056)        (58)
 05/22/15     (13,701) Euro          Bank of America Corp.        (15,559)     (15,387)        172
 05/28/15  (1,672,966) Japanese Yen  State Street Bank and Trust  (13,974)     (14,014)        (40)
 06/10/15        (249) Swedish Krona Citibank, N.A.                   (29)         (31)         (2)
 06/10/15      (1,095) Swedish Krona Citibank, N.A.                  (125)        (132)         (7)
 06/10/15     (15,118) Swedish Krona Bank of America Corp.         (1,772)      (1,815)        (43)
 05/26/15        (232) Swiss Franc   UBS AG                          (233)        (250)        (17)
 05/26/15        (267) Swiss Franc   State Street Bank and Trust     (273)        (286)        (13)
 05/26/15      (3,753) Swiss Franc   UBS AG                        (3,960)      (4,025)        (65)
                                                                 --------     --------       -----
                                                                 $(38,743)    $(38,923)      $(180)
                                                                 ========     ========       =====

* During the six months ended April 30, 2015, Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $35,288 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2015, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              Approximate
                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         06/18/15     406     $211,008   $3,593         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   06/19/15      74        7,692        2       $340
                                                                         --------   ------       ----
                                                                         $218,700   $3,595       $340
                                                                         ========   ======       ====

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2015, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $206,917 and $6,442 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                             ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2015 Contracts Contracts
 -                                           -------------- --------- ---------
 Enhanced U.S. Large Company Portfolio......     $3,593          --    $3,593*
 Selectively Hedged Global Equity Portfolio.        174       $ 172         2*

                                                Liability Derivatives Value
 -                                           ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2015 Contracts Contracts
 -                                           -------------- --------- ---------
 Selectively Hedged Global Equity Portfolio.     $ (352)      $(352)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $12,038     $  616     $11,422
   U.S. Large Cap Equity Portfolio.............     367         --         367
   U.S. Targeted Value Portfolio...............  (1,061)        --      (1,061)
   U.S. Small Cap Value Portfolio..............  (2,510)        --      (2,510)
   U.S. Core Equity 2 Portfolio................   1,793         --       1,793
   U.S. Vector Equity Portfolio................    (811)        --        (811)
   U.S. Micro Cap Portfolio....................  (2,258)        --      (2,258)
   Large Cap International Portfolio...........     769         --         769
   DFA International Small Cap Value Portfolio.  (5,555)        --      (5,555)
   World ex U.S. Core Equity Portfolio.........     (68)         1         (69)
   Selectively Hedged Global Equity Portfolio..   2,900      2,652         248

                                                    Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $(3,674)    $ (205)    $ (3469)
   Selectively Hedged Global Equity Portfolio..    (867)      (818)        (49)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2015 (Amounts in thousands):

                                       Gross Amounts Not                         Gross Amounts Not
                                         Offset in the                             Offset in the
                                      Statements of Assets                      Statements of Assets
                            Gross       and Liabilities               Gross       and Liabilities
                          Amounts of ----------------------        Amounts of  ----------------------
                          Recognized  Financial     Cash     Net   Recognized   Financial     Cash     Net
                            Assets   Instruments Collateral Amount Liabilities Instruments Collateral Amount
Description                  (a)         (b)      Received   (c)       (a)         (d)      Pledged    (e)
-----------               ---------- ----------- ---------- ------ ----------- ----------- ---------- ------
                                           Assets                                 Liabilities
-                         ---------------------------------------- -----------------------------------------
Selectively Hedged
 Global Equity Portfolio
Forward Currency
 Contracts...............    $173       $(43)        --      $130     $352        $(43)        --      $309

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   the Period
                                 ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio.     0.86%       $ 1,990         17        $ 1        $11,995
U.S. Targeted Value Portfolio...     0.87%         5,932          5          1          6,465
U.S. Vector Equity Portfolio....     0.86%         1,876          3         --          3,279
U.S. Small Cap Portfolio........     0.88%        15,926          4          2         29,254
U.S. Micro Cap Portfolio........     0.88%         3,465         26          2         16,624

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   the Period
                                          ------------- ------------ ------------ -------- ---------------
DFA Real Estate Securities Portfolio.....     0.88%        $8,276         29        $ 6        $23,734
Large Cap International Portfolio........     0.87%         5,236          3         --          7,666
DFA International Real Estate Securities
  Portfolio..............................     0.87%         9,037          7          2         37,185
DFA Global Real Estate Securities
  Portfolio..............................     0.87%         6,020          1         --          6,020
DFA International Small Cap Value
  Portfolio..............................     0.86%         9,977          1         --          9,977
International Vector Equity Portfolio....     0.87%           806          6         --          1,869
World ex U.S. Value Portfolio............     0.87%           209         30         --            575
World ex U.S. Targeted Value Portfolio...     0.87%         1,397         17          1          8,041
World ex U.S. Core Equity Portfolio......     0.87%         1,613          2         --          1,614
World Core Equity Portfolio..............     0.88%           142         14         --            883

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Portfolio's available line of credit was utilized.

   At April 30, 2015, World ex U.S. Value Portfolio had loans outstanding in the amount of $50 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Securities Lending:

   As of April 30, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  3,750
          U.S. Targeted Value Portfolio......................   86,810
          U.S. Small Cap Value Portfolio.....................  170,787
          U.S. Core Equity 1 Portfolio.......................  364,214
          U.S. Core Equity 2 Portfolio.......................  416,976
          U.S. Vector Equity Portfolio.......................  109,070
          U.S. Small Cap Portfolio...........................  132,673
          U.S. Micro Cap Portfolio...........................   28,064
          DFA Real Estate Securities Portfolio...............  164,818
          Large Cap International Portfolio..................   22,849
          International Core Equity Portfolio................   85,210
          DFA International Real Estate Securities Portfolio.    6,893
          DFA Global Real Estate Securities Portfolio........    3,284
          DFA International Small Cap Value Portfolio........    9,406

                                                         Market
                                                         Value
                                                        --------
                International Vector Equity Portfolio.. $  4,235
                World Core Equity Portfolio............    2,157
                Emerging Markets Core Equity Portfolio.  678,004

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the six months ended April 30, 2015, DFA International Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $148,970 (amount in thousands).

N. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      5             77%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             92%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             83%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             56%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             57%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      5             77%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             83%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             93%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             49%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             76%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             65%
International Core Equity Portfolio.................................      4             73%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             87%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             87%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             91%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             96%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             93%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             79%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             60%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             88%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      6             86%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3             99%

                                                                                 Approximate
                                                                                  Percentage
                                                                    Number of   of Outstanding
                                                                   Shareholders     Shares
                                                                   ------------ --------------
World ex U.S. Core Equity Portfolio -- Institutional Class Shares.      3             93%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares..........................................................      4             96%
Emerging Markets Portfolio -- Institutional Class Shares..........      4             64%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares..........................................................      4             56%
Emerging Markets Value Portfolio -- Class R2 Shares...............      3             83%
Emerging Markets Value Portfolio -- Institutional Class Shares....      2             31%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares..........................................................      3             60%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2015
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/14  04/30/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  884.60    0.33%    $1.54
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.16    0.33%    $1.66

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.


                       DFA Commodity Strategy Portfolio
              Corporate....................................  48.5%
              Foreign Corporate............................  21.0%
              Foreign Government...........................  10.9%
              Government...................................  19.1%
              Supranational................................   0.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)


                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (73.0%)
AUSTRALIA -- (6.4%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................  12,000 $12,043,332
    1.250%, 06/13/17.............................  10,000  10,034,940
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,059,120
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................   8,737   8,764,784
    1.900%, 09/18/17.............................   7,000   7,115,479
National Australia Bank, Ltd.
    0.900%, 01/20/16.............................   5,000   5,016,250
    1.300%, 07/25/16.............................   7,000   7,044,177
Westpac Banking Corp.
    3.000%, 12/09/15.............................   8,025   8,148,408
    1.200%, 05/19/17.............................  10,000  10,025,820
    2.000%, 08/14/17.............................   3,000   3,050,859
                                                          -----------
TOTAL AUSTRALIA..................................          76,303,169
                                                          -----------

CANADA -- (5.1%)
Bank of Nova Scotia (The)
    2.550%, 01/12/17.............................   5,000   5,131,635
Canadian National Railway Co.
    1.450%, 12/15/16.............................   4,275   4,319,960
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,018,310
    1.200%, 02/14/18.............................  15,000  15,025,455
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................   1,830   1,851,638
Royal Bank of Canada
    1.200%, 01/23/17.............................   7,000   7,037,870
    1.500%, 01/16/18.............................   6,180   6,206,277
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   5,092   5,102,561
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.............................   2,500   2,554,453
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................   3,106   3,112,007
                                                          -----------
TOTAL CANADA.....................................          60,360,166
                                                          -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  15,000  15,289,470
                                                          -----------

FRANCE -- (1.9%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................   3,000   3,012,900
BNP Paribas SA
    2.375%, 09/14/17.............................   4,300   4,394,716

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
FRANCE -- (Continued)
Orange SA
    2.125%, 09/16/15.............................     500 $   502,559
    2.750%, 09/14/16.............................   4,000   4,096,284
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,198,219
Total Capital International SA
    1.550%, 06/28/17.............................   3,040   3,078,796
                                                          -----------
TOTAL FRANCE.....................................          22,283,474
                                                          -----------

GERMANY -- (1.1%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   3,000   3,293,757
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................  10,000  10,202,590
                                                          -----------
TOTAL GERMANY....................................          13,496,347
                                                          -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
#   3.875%, 01/16/18.............................   1,500   1,568,302
                                                          -----------
JAPAN -- (2.6%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................  15,000  15,047,160
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  13,000  13,074,022
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................   1,000   1,009,887
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17.............................   1,000   1,000,616
                                                          -----------
TOTAL JAPAN......................................          30,131,685
                                                          -----------

NETHERLANDS -- (2.4%)
Aegon NV
    4.625%, 12/01/15.............................   2,149   2,196,877
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,083,980
Deutsche Telekom International Finance BV
    5.750%, 03/23/16.............................     880     917,703
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,000   6,672,570
Shell International Finance BV
    1.125%, 08/21/17.............................   8,000   8,031,392
                                                          -----------
TOTAL NETHERLANDS................................          27,902,522
                                                          -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000 $ 4,986,830
                                                          -----------

SWEDEN -- (1.6%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,569,111
Svensk Exportkredit AB
    2.125%, 07/13/16.............................   5,000   5,092,785
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   9,250   9,502,488
                                                          -----------
TOTAL SWEDEN.....................................          19,164,384
                                                          -----------

SWITZERLAND -- (0.9%)
Credit Suisse New York
    1.375%, 05/26/17.............................   4,000   4,002,696
UBS AG
    5.875%, 12/20/17.............................   6,104   6,766,791
                                                          -----------
TOTAL SWITZERLAND                                          10,769,487
                                                          -----------

UNITED KINGDOM -- (3.4%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................  $1,700   1,792,222
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   6,500   6,632,541
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................   3,100   3,105,800
    1.250%, 02/14/17.............................   1,200   1,201,433
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,129,056
    1.500%, 05/11/17.............................   6,500   6,561,913
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,057,415
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................   1,525   1,532,657
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................   6,300   6,336,666
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,994,331
    1.625%, 03/20/17.............................   1,000   1,008,446
                                                          -----------
TOTAL UNITED KINGDOM.............................          40,352,480
                                                          -----------

UNITED STATES -- (45.8%)
AbbVie, Inc.
    1.200%, 11/06/15.............................   4,000   4,010,280
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   3,295   3,329,133
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,519,905

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Air Products & Chemicals, Inc.
    2.000%, 08/02/16............................. $ 3,615 $ 3,674,868
Altria Group, Inc.
    4.125%, 09/11/15.............................   2,170   2,197,190
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,814,505
American Express Credit Corp.
    1.750%, 06/12/15.............................     625     625,909
    2.750%, 09/15/15.............................   2,250   2,267,303
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,672,601
American International Group, Inc.
    5.850%, 01/16/18.............................   7,500   8,349,990
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................     813     832,631
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,545,095
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   6,000   6,381,696
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,428,320
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000   1,007,972
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,386,065
Apache Corp.
    5.625%, 01/15/17.............................   1,500   1,606,860
Apple, Inc.
    1.050%, 05/05/17.............................  22,000  22,134,464
AT&T, Inc.
    2.500%, 08/15/15.............................   1,076   1,081,246
    2.400%, 08/15/16.............................   1,000   1,016,358
    1.600%, 02/15/17.............................   3,255   3,271,994
    1.400%, 12/01/17.............................   3,400   3,397,287
AutoZone, Inc.
    6.950%, 06/15/16.............................   3,000   3,196,128
Bank of America Corp.
    1.500%, 10/09/15.............................   5,000   5,015,920
    3.750%, 07/12/16.............................   1,500   1,546,758
    3.875%, 03/22/17.............................   3,600   3,759,854
    2.000%, 01/11/18.............................   1,000   1,006,831
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,252,131
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,515,636
    1.450%, 05/15/17.............................   5,000   5,013,800
    1.800%, 12/15/17.............................   6,340   6,398,804
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   4,400   4,399,446
Cardinal Health, Inc.
#   1.900%, 06/15/17.............................   5,000   5,061,035

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
    1.350%, 09/06/16.............................  $1,000 $1,009,407
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   5,000  5,251,660
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000  1,997,752
    6.000%, 08/15/17.............................   6,860  7,525,571
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................   9,723  9,821,066
Comcast Corp.
    4.950%, 06/15/16.............................   3,500  3,668,669
Comerica, Inc.
    3.000%, 09/16/15.............................   2,277  2,293,633
Computer Sciences Corp.
    2.500%, 09/15/15.............................   3,558  3,579,334
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................   7,147  7,758,419
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159  1,260,497
CSX Corp.
    6.250%, 03/15/18.............................   2,000  2,267,872
CVS Health Corp.
    3.250%, 05/18/15.............................   1,000  1,001,457
    5.750%, 06/01/17.............................   3,000  3,284,250
Daimler Finance North America LLC
    1.650%, 03/02/18.............................   2,800  2,818,298
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.500%, 03/01/16.............................   5,000  5,103,735
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.
    2.400%, 03/15/17.............................   6,044  6,152,188
Dominion Resources, Inc.
    2.250%, 09/01/15.............................   5,000  5,026,970
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................   6,000  6,080,208
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019  1,030,039
Eastman Chemical Co.
    3.000%, 12/15/15.............................   1,000  1,013,103
    2.400%, 06/01/17.............................   3,000  3,064,044
eBay, Inc.
    1.350%, 07/15/17.............................   8,000  7,987,624
Ecolab, Inc.
#   1.000%, 08/09/15.............................   2,000  2,002,756
EOG Resources, Inc.
    2.950%, 06/01/15.............................   2,440  2,444,377
    2.500%, 02/01/16.............................   6,000  6,078,984
Exelon Corp.
    4.900%, 06/15/15.............................     500    502,380
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,975  2,020,881

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Exxon Mobil Corp.
    1.305%, 03/06/18............................. $20,000 $20,123,620
Fifth Third Bancorp
    3.625%, 01/25/16.............................   1,000   1,020,540
Fifth Third Bank
    0.900%, 02/26/16.............................   2,000   2,000,502
    1.450%, 02/28/18.............................   8,000   7,981,736
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................   3,500   3,510,063
General Mills, Inc.
    5.700%, 02/15/17.............................   8,250   8,911,633
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15.............................     600     600,000
    3.625%, 02/07/16.............................   1,000   1,020,549
    6.250%, 09/01/17.............................   3,000   3,315,474
    5.950%, 01/18/18.............................   3,000   3,327,501
Hess Corp.
    1.300%, 06/15/17.............................   5,625   5,567,940
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000   1,026,392
    2.600%, 09/15/17.............................   5,852   5,996,386
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................   1,666   1,675,611
HSBC USA, Inc.
    1.625%, 01/16/18.............................   3,350   3,364,281
Intel Corp.
    1.350%, 12/15/17.............................   7,000   7,039,207
John Deere Capital Corp.
    2.000%, 01/13/17.............................   1,500   1,531,617
    1.200%, 10/10/17.............................     398     398,841
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,282   1,324,714
    2.600%, 12/01/16.............................   3,475   3,562,792
JPMorgan Chase & Co.
    3.400%, 06/24/15.............................   1,000   1,004,297
    2.000%, 08/15/17.............................   7,750   7,875,411
Kellogg Co.
    1.875%, 11/17/16.............................   1,000   1,015,403
    1.750%, 05/17/17.............................   3,000   3,026,301
KeyBank NA
    1.100%, 11/25/16.............................   6,000   6,007,734
KeyCorp
    3.750%, 08/13/15.............................   3,000   3,025,134
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................     830     891,442
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   5,102   5,192,127
Kroger Co. (The)
    2.200%, 01/15/17.............................   1,000   1,016,858
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,100,476

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................  $4,000 $4,108,384
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................   1,050  1,072,242
Marathon Oil Corp.
    0.900%, 11/01/15.............................   1,140  1,142,943
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    692,186
McDonald's Corp.
    5.800%, 10/15/17.............................     900    997,549
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  5,987,748
MetLife, Inc.
    5.000%, 06/15/15.............................     500    502,586
Mondelez International, Inc.
    4.125%, 02/09/16.............................   3,716  3,810,576
Morgan Stanley
    3.800%, 04/29/16.............................   6,000  6,175,362
    4.750%, 03/22/17.............................   3,430  3,641,717
MUFG Union Bank NA
    3.000%, 06/06/16.............................   1,000  1,022,679
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  7,020,440
NYSE Euronext
    2.000%, 10/05/17.............................   1,730  1,754,921
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   2,722  2,760,209
Omnicom Group, Inc.
    5.900%, 04/15/16.............................   1,750  1,831,253
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   2,820  2,823,082
Oracle Corp.
    1.200%, 10/15/17.............................   5,000  5,013,035
Panhandle Eastern Pipe Line Co. L.P.
#   6.200%, 11/01/17.............................   3,550  3,942,147
PepsiCo, Inc.
    0.700%, 08/13/15.............................   5,045  5,049,636
Philip Morris International, Inc.
    2.500%, 05/16/16.............................   1,222  1,246,200
Phillips 66
    2.950%, 05/01/17.............................   5,000  5,171,295
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................   3,450  3,771,364
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................   2,830  2,861,804
PNC Bank NA
    1.500%, 02/23/18.............................   7,560  7,603,651
PNC Funding Corp.
    4.250%, 09/21/15.............................     600    608,398
PPG Industries, Inc.
    1.900%, 01/15/16.............................   2,050  2,065,568

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Progress Energy, Inc.
    5.625%, 01/15/16............................. $ 2,000 $  2,067,322
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     950    1,057,037
Reynolds American, Inc.
    1.050%, 10/30/15.............................   4,000    4,000,232
    6.750%, 06/15/17.............................   4,500    4,973,976
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000    5,132,920
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000    3,005,256
Southern Power Co.
    4.875%, 07/15/15.............................   2,860    2,884,636
Starbucks Corp.
    0.875%, 12/05/16.............................   1,000    1,002,174
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................   4,000    4,093,820
Symantec Corp.
    2.750%, 06/15/17.............................   7,278    7,407,527
Sysco Corp.
    1.450%, 10/02/17.............................   5,000    5,036,570
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................   1,500    1,500,000
    2.250%, 08/15/16.............................   2,953    2,998,535
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   1,000    1,072,436
Time Warner, Inc.
    5.875%, 11/15/16.............................   1,000    1,073,226
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................  12,867   13,112,271
UnitedHealth Group, Inc.
    1.875%, 11/15/16.............................   1,000    1,016,879
    1.400%, 12/15/17.............................   5,000    5,041,985
US Bancorp
    1.650%, 05/15/17.............................   4,250    4,312,003
US Bank NA
    1.100%, 01/30/17.............................   6,000    6,022,434
Verizon Communications, Inc.
    0.700%, 11/02/15.............................   2,370    2,369,682
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   2,000    2,013,868
Wells Fargo & Co.
    2.625%, 12/15/16.............................   6,000    6,161,094
Western Union Co. (The)
    5.930%, 10/01/16.............................   2,348    2,497,819
Whirlpool Corp.
    1.350%, 03/01/17.............................   2,000    2,006,046
Whirpool Corp.
    1.650%, 11/01/17.............................   8,000    8,046,480
Yum! Brands, Inc.
    4.250%, 09/15/15.............................   2,485    2,515,280
                                                          ------------
TOTAL UNITED STATES..............................          543,316,254
                                                          ------------
TOTAL BONDS......................................          865,924,570
                                                          ------------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^     Value+
                                                    -------     ------
                                                     (000)
AGENCY OBLIGATIONS -- (1.7%)
Federal Home Loan Bank
      2.250%, 09/08/17............................. $ 10,000 $ 10,325,780
Federal Home Loan Mortgage Corporation
#     1.000%, 07/28/17.............................   10,000   10,055,100
                                                             ------------
TOTAL AGENCY OBLIGATIONS...........................            20,380,880
                                                             ------------

U.S. TREASURY OBLIGATIONS -- (24.3%)
U.S. Treasury Notes
      0.750%, 01/15/17.............................   35,000   35,136,710
++^^  0.500%, 07/31/17.............................  254,000  252,908,562
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS....................           288,045,272
                                                             ------------

                                                     Shares/
                                                      Face
                                                     Amount^      Value+
                                                     -------      ------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund............... 1,046,792 $   12,111,380
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,183,397,330)............................            $1,186,462,102
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                          Level 1     Level 2     Level 3     Total
                                          -------- -------------- ------- --------------
Bonds
  Australia..............................       -- $   76,303,169   --    $   76,303,169
  Canada.................................       --     60,360,166   --        60,360,166
  Finland................................       --     15,289,470   --        15,289,470
  France.................................       --     22,283,474   --        22,283,474
  Germany................................       --     13,496,347   --        13,496,347
  Italy..................................       --      1,568,302   --         1,568,302
  Japan..................................       --     30,131,685   --        30,131,685
  Netherlands............................       --     27,902,522   --        27,902,522
  Supranational Organization Obligations.       --      4,986,830   --         4,986,830
  Sweden.................................       --     19,164,384   --        19,164,384
  Switzerland............................       --     10,769,487   --        10,769,487
  United Kingdom.........................       --     40,352,480   --        40,352,480
  United States..........................       --    543,316,254   --       543,316,254
Agency Obligations.......................       --     20,380,880   --        20,380,880
U.S. Treasury Obligations................       --    288,045,272   --       288,045,272
Securities Lending Collateral............       --     12,111,380   --        12,111,380
Swap Agreements**........................       --     19,330,443   --        19,330,443
Futures Contracts**...................... $732,769             --   --           732,769
                                          -------- --------------   --    --------------
TOTAL.................................... $732,769 $1,205,792,545   --    $1,206,525,314
                                          ======== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $11,856 of securities on loan)......................... $  1,174,351
Temporary Cash.........................................................................       41,529
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............       12,111
Foreign Currencies at Value............................................................            4
Cash...................................................................................       42,976
Receivables:
  Interest.............................................................................        6,478
  Fund Shares Sold.....................................................................        2,301
  Futures Margin Variation.............................................................          207
Unrealized Gain on Swap Contracts......................................................       21,999
Prepaid Expenses and Other Assets......................................................           69
                                                                                        ------------
     Total Assets......................................................................    1,302,025
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................       12,111
  Fund Shares Redeemed.................................................................          775
  Due to Advisor.......................................................................          304
Unrealized Loss on Swap Contracts......................................................        2,669
Accrued Expenses and Other Liabilities.................................................           47
     Total Liabilities.................................................................       15,906
                                                                                        ------------
NET ASSETS............................................................................. $  1,286,119
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  183,558,641
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       7.01
                                                                                        ============
Investments at Cost.................................................................... $  1,171,286
                                                                                        ============
Foreign Currencies at Cost............................................................. $          4
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,437,815
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,165
Accumulated Net Realized Gain (Loss)...................................................     (175,988)
Net Unrealized Appreciation (Depreciation).............................................       23,127
                                                                                        ------------
NET ASSETS............................................................................. $  1,286,119
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $   6,170
  Income from Securities Lending....................................................................        13
                                                                                                     ---------
     Total Investment Income........................................................................     6,183
                                                                                                     ---------
Expenses
  Investment Advisory Services Fees.................................................................     2,112
  Accounting & Transfer Agent Fees..................................................................        36
  Custodian Fees....................................................................................        26
  Filing Fees.......................................................................................        43
  Shareholders' Reports.............................................................................        26
  Directors'/Trustees' Fees & Expenses..............................................................         4
  Professional Fees.................................................................................        12
  Other.............................................................................................        16
                                                                                                     ---------
     Total Expenses.................................................................................     2,275
                                                                                                     ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).      (382)
  Fees Paid Indirectly (Note C).....................................................................        (7)
                                                                                                     ---------
  Net Expenses......................................................................................     1,886
                                                                                                     ---------
  Net Investment Income (Loss)......................................................................     4,297
                                                                                                     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................    (9,763)
    Futures.........................................................................................    (5,821)
    Swap Contracts..................................................................................  (166,203)
    Foreign Currency Transactions...................................................................     5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................     8,187
    Futures.........................................................................................     1,950
    Swap Contracts..................................................................................    31,829
    Translation of Foreign Currency Denominated Amounts.............................................    (1,816)
                                                                                                     ---------
  Net Realized and Unrealized Gain (Loss)...........................................................  (135,838)
                                                                                                     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(131,541)
                                                                                                     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2015        2014
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    4,297  $    6,522
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................     (9,763)      2,967
    Futures............................................................................     (5,821)     (2,034)
    Swap Contracts.....................................................................   (166,203)    (49,078)
    Foreign Currency Transactions......................................................      5,799       2,905
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      8,187      (7,904)
    Futures............................................................................      1,950        (649)
    Swap Contracts.....................................................................     31,829      (6,914)
    Translation of Foreign Currency Denominated Amounts................................     (1,816)      2,590
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (131,541)    (51,595)
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (9,071)     (4,154)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................        (14)       (379)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (889)       (474)
                                                                                        ----------  ----------
     Total Distributions...............................................................     (9,974)     (5,007)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    683,775     761,756
  Shares Issued in Lieu of Cash Distributions..........................................      9,738       4,915
                                                                                        ----------  ----------
  Shares Redeemed......................................................................   (460,070)   (302,192)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................    233,443     464,479
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................     91,928     407,877
Net Assets
  Beginning of Period..................................................................  1,194,191     786,314
                                                                                        ----------  ----------
  End of Period........................................................................ $1,286,119  $1,194,191
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     96,734      90,096
  Shares Issued in Lieu of Cash Distributions..........................................      1,339         566
  Shares Redeemed......................................................................    (63,832)    (36,041)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     34,241      54,621
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    1,165  $    5,939

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    DFA Commodity Strategy Portfolio
                                                   ------------------------------------------------------------
                                                                                                          Period
                                                     Six Months        Year        Year       Year       Nov. 9,
                                                        Ended         Ended       Ended      Ended      2010(a) to
                                                      April 30,      Oct. 31,    Oct. 31,   Oct. 31,     Oct. 31,
                                                        2015           2014        2013       2012         2011
----------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     8.00      $     8.30   $   9.40   $   9.77    $  10.00
                                                   ----------      ----------   --------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.06       0.06       0.07        0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.95)          (0.31)     (1.10)     (0.37)      (0.27)
                                                   ----------      ----------   --------   --------    --------
   Total from Investment Operations...............      (0.92)          (0.25)     (1.04)     (0.30)      (0.20)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.06)          (0.04)     (0.04)     (0.06)      (0.03)
 Net Realized Gains...............................      (0.01)          (0.01)     (0.02)     (0.01)         --
                                                   ----------      ----------   --------   --------    --------
   Total Distributions............................      (0.07)          (0.05)     (0.06)     (0.07)      (0.03)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     7.01      $     8.00   $   8.30   $   9.40    $   9.77
=================================================  ===========     ==========   ========   ========   ==========
Total Return......................................     (11.54)%(D)      (3.08)%   (11.15)%    (3.08)%     (2.02)%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,286,119      $1,194,191   $786,314   $458,079    $230,781
Ratio of Expenses to Average Net Assets...........       0.33%(E)        0.33%      0.34%      0.35%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.39%(E)        0.39%      0.40%      0.41%       0.53%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.74%(E)        0.65%      0.66%      0.79%       0.64%(C)(E)
Portfolio Turnover Rate...........................         86%(D)         104%        64%        69%         50%(D)
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2015, the Portfolio held a $302,461,182 investment in the Subsidiary, representing 23.23% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2015, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2015, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2015, approximately $382 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $7

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $10

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $705,868  $638,359 $321,589  $360,360

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(48,297)        $2,071        $46,226

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2013.............................     $2,965         $472      $3,437
     2014.............................      4,533          474       5,007

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $705           $57      $762

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                              Total Net
                                  Net Investment                                           Distributable
                                    Income and   Undistributed                Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                  -------------- ------------- ------------ -------------- -------------
DFA Commodity Strategy Portfolio.     $7,964         $889           --         $(18,924)     $(10,071)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                   Federal    Unrealized   Unrealized   Appreciation
                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,212,592      --        $(26,130)     (26,130)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2015, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               Expiration Number of  Contract Unrealized
      Description                 Date    Contracts*  Amount  Gain (Loss)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  08/14/15      70      $4,793     $106
      Coffee 'C' Futures......  07/21/15      19         979      (21)

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Copper Futures.............  07/29/15       61    $ 4,402     $ 207
     Corn Futures...............  07/14/15      203      3,717      (171)
     Cotton No. 2 Futures.......  07/09/15       28        950        52
     Gasoline RBOB Futures......  06/30/15       35      2,983       282
     Gold 100 oz Futures........  08/27/15       50      5,918      (155)
     KCB Wheat Futures..........  07/14/15       21        524       (52)
     LME Nickel Futures.........  05/18/15       28      2,338       (86)
     LME Nickel Futures.........  07/13/15       13      1,088        93
     LME Nickel Futures.........  05/18/15      (28)    (2,338)     (139)
     LME Prime Aluminum Futures.  05/18/15      129      6,174       298
     LME Prime Aluminum Futures.  07/13/15       57      2,749       182
     LME Prime Aluminum Futures.  05/18/15     (129)    (6,173)     (457)
     LME Zinc Futures...........  05/18/15       56      3,296       371
     LME Zinc Futures...........  07/13/15       25      1,469       122
     LME Zinc Futures...........  05/18/15      (56)    (3,296)     (388)
     Lean Hogs Futures..........  07/15/15       31      1,023        16
     Live Cattle Futures........  08/31/15       26      1,540       (11)
     NY Harbor ULSD Futures.....  06/30/15       30      2,502       214
     Natural Gas Futures........  06/26/15      169      4,735       180
     Silver Futures.............  07/29/15       29      2,342       (88)
     Soybean Futures............  07/14/15       60      2,928       (18)
     Soybean Meal Futures.......  07/14/15       43      1,359       (20)
     Soybean Oil Futures........  07/14/15       78      1,481         6
     Sugar #11 Futures..........  06/30/15      134      1,978        71
     WTI Crude Futures..........  06/22/15       51      3,096       255
     Wheat Futures..............  07/14/15       64      1,517      (116)
                                                       -------     -----
                                                       $54,074     $ 733
                                                       =======     =====

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2015 the Subsidiary's average notional contract amount of outstanding futures contracts was $80,948 (in thousands).

   At April 30, 2015, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              Unrealized
                                 Commodity Expiration            Notional    Appreciation
Counterparty                     Exposure     Date    Currency   Amount*    (Depreciation)
------------                     --------- ---------- -------- -----------  --------------
Bank of America Corp............   Index**  06/30/15    USD    $  (215,555)    $ 3,511
Citibank, N.A...................   Index**  06/30/15    USD       (211,655)      3,595
Credit Suisse...................   Index**  05/29/15    USD       (253,982)      3,884
Deutsche Bank AG, London Branch.   Index**  05/29/15    USD       (294,624)      4,941
Deutsche Bank AG, London Branch.     Oil    06/26/15    USD         40,705      (1,004)
Deutsche Bank AG, London Branch.     Oil    06/26/15    USD         38,587      (1,665)
Deutsche Bank AG, London Branch.     Oil    08/26/15    USD        (39,541)      1,419
Deutsche Bank AG, London Branch.     Oil    08/26/15    USD        (41,694)        748
UBS AG..........................   Index**  07/31/15    USD       (232,661)      3,900
                                                               -----------     -------
                                                               $(1,210,420)    $19,329
                                                               ===========     =======

* During the six months ended April 30, 2015 the Subsidiary's average notional value of outstanding swap contracts was $1,181,930 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2015:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                            ----------------------------------
                                             Total Value   Commodity  Commodity
                                                  at        Futures     Swap
                                            April 30, 2015 Contracts  Contracts
 -                                          -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD..    $24,454      $ 2,455*   $21,999

                                                Liability Derivatives Value
                                            ----------------------------------
                                             Total Value   Commodity  Commodity
                                                  at        Futures     Swap
                                            April 30, 2015 Contracts  Contracts
 -                                          -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD..    $(4,391)     $(1,722)*  $(2,669)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2015:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of:
                               Futures

Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                               Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts

Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                    Realized Gain (Loss) on
                                               Derivatives Recognized in Income
                                           ----------------------------------------
                                                       Foreign  Commodity Commodity
                                                      Exchange   Futures    Swap
                                             Total    Contracts Contracts Contracts
                                           ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $(166,253)  $5,771    $(5,821) $(166,203)


                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                           -------------------------------------
                                                    Foreign  Commodity Commodity
                                                   Exchange   Futures    Swap
                                            Total  Contracts Contracts Contracts
                                           ------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $31,867  $(1,912)  $1,950    $31,829

Offsetting of Derivative Assets and Derivative Liabilities

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2015 (Amounts in thousands):

                                     Gross Amounts Not                           Gross Amounts Not
                                       Offset in the                               Offset in the
                                        Consolidated                                Consolidated
                                    Statements of Assets                        Statements of Assets
                          Gross       and Liabilities                Gross        and Liabilities
                        Amounts of ----------------------         Amounts of  ------------------------
                        Recognized  Financial     Cash     Net    Recognized   Financial       Cash     Net
                          Assets   Instruments Collateral Amount  Liabilities Instruments   Collateral Amount
Description                (a)         (b)      Received   (c)        (a)         (d)        Pledged    (e)
-----------             ---------- ----------- ---------- ------- ----------- -----------   ---------- ------
                                         Assets                                   Liabilities
                        ----------------------------------------- -------------------------------------------
DFA Commodity Strategy
 Portfolio
Swap Contracts.........  $21,998     $(2,669)      --     $19,329   $2,669      $(2,669)(f)     --       --

(a)No amounts have been netted against the gross amounts recognized in the Consolidated Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, three shareholders held 85% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2015
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/14  04/30/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,056.50    0.68%    $3.47
   Institutional Class Shares......... $1,000.00 $1,057.40    0.43%    $2.19
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/14  04/30/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,043.10    0.08%    $0.41
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                      U.S. Large Company Portfolio
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................   9.5%
              Energy.......................................   8.5%
              Financials...................................  13.7%
              Health Care..................................  14.6%
              Industrials..................................  10.3%
              Information Technology.......................  19.9%
              Materials....................................   3.2%
              Real Estate Investment Trusts................   2.5%
              Telecommunication Services...................   2.3%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                       DFA International Value Portfolio

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $7,428,517,006
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $6,474,630,609)........................................ $7,428,517,006
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (12.0%)
 *   Amazon.com, Inc...................   119,213 $ 50,281,659            0.9%
     Comcast Corp. Class A.............   795,516   45,949,004            0.8%
     Home Depot, Inc. (The)............   412,564   44,136,097            0.8%
     McDonald's Corp...................   300,891   29,051,026            0.5%
     Walt Disney Co. (The).............   489,506   53,219,092            0.9%
     Other Securities..................            498,422,307            8.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            721,059,185           12.5%
                                                  ------------           -----
 Consumer Staples -- (9.2%)
     Altria Group, Inc.................   616,522   30,856,926            0.5%
     Coca-Cola Co. (The)............... 1,230,221   49,897,764            0.8%
     CVS Health Corp...................   352,276   34,977,484            0.6%
     PepsiCo, Inc......................   464,076   44,142,909            0.7%
     Philip Morris International, Inc..   484,288   40,423,519            0.7%
     Procter & Gamble Co. (The)........   845,431   67,220,219            1.1%
     Wal-Mart Stores, Inc..............   494,441   38,591,120            0.7%
     Other Securities..................            243,810,830            4.4%
                                                  ------------           -----
 Total Consumer Staples................            549,920,771            9.5%
                                                  ------------           -----
 Energy -- (8.2%)
     Chevron Corp......................   588,616   65,371,693            1.1%
     Exxon Mobil Corp.................. 1,313,205  114,734,721            2.0%
     Schlumberger, Ltd.................   399,254   37,773,421            0.7%
     Other Securities..................            273,192,627            4.7%
                                                  ------------           -----
 Total Energy..........................            491,072,462            8.5%
                                                  ------------           -----
 Financials -- (13.2%)
     Bank of America Corp.............. 3,293,294   52,462,173            0.9%
 *   Berkshire Hathaway, Inc. Class B..   570,930   80,621,025            1.4%
     Citigroup, Inc....................   949,788   50,642,696            0.9%
     JPMorgan Chase & Co............... 1,167,199   73,837,009            1.3%
     Wells Fargo & Co.................. 1,467,823   80,877,047            1.4%
     Other Securities..................            452,665,389            7.8%
                                                  ------------           -----
 Total Financials......................            791,105,339           13.7%
                                                  ------------           -----
 Health Care -- (14.1%)
     AbbVie, Inc.......................   498,988   32,264,564            0.5%
 *   Actavis P.L.C.....................   122,246   34,578,504            0.6%
     Amgen, Inc........................   237,572   37,514,994            0.6%
 *   Biogen, Inc.......................    73,449   27,464,785            0.5%
     Bristol-Myers Squibb Co...........   520,349   33,161,842            0.6%
 *   Gilead Sciences, Inc..............   466,278   46,865,602            0.8%
     Johnson & Johnson.................   870,470   86,350,624            1.5%
     Medtronic P.L.C...................   446,137   33,214,900            0.6%
     Merck & Co., Inc..................   888,535   52,921,145            0.9%
     Pfizer, Inc....................... 1,918,722   65,102,237            1.1%
     UnitedHealth Group, Inc...........   298,567   33,260,364            0.6%
     Other Securities..................            361,242,960            6.3%
                                                  ------------           -----
 Total Health Care.....................            843,942,521           14.6%
                                                  ------------           -----
 Industrials -- (9.9%)
     3M Co.............................   198,717   31,077,352            0.5%
     Boeing Co. (The)..................   205,082   29,396,454            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  3,150,957 $   85,327,915            1.5%
      Union Pacific Corp.................................    275,898     29,308,644            0.5%
      United Technologies Corp...........................    258,704     29,427,580            0.5%
      Other Securities...................................               389,255,599            6.8%
                                                                     --------------          ------
Total Industrials........................................               593,793,544           10.3%
                                                                     --------------          ------
Information Technology -- (19.3%)
      Apple, Inc.........................................  1,823,517    228,213,153            3.9%
      Cisco Systems, Inc.................................  1,598,108     46,073,454            0.8%
*     Facebook, Inc. Class A.............................    657,199     51,767,565            0.9%
*     Google, Inc. Class A...............................     89,400     49,060,038            0.8%
*     Google, Inc. Class C...............................     89,832     48,270,281            0.8%
      Intel Corp.........................................  1,482,669     48,260,876            0.8%
      International Business Machines Corp...............    287,779     49,293,665            0.8%
      MasterCard, Inc. Class A...........................    305,608     27,568,898            0.5%
      Microsoft Corp.....................................  2,568,307    124,922,452            2.2%
      Oracle Corp........................................  1,003,587     43,776,465            0.7%
      QUALCOMM, Inc......................................    516,417     35,116,356            0.6%
      Visa, Inc. Class A.................................    607,321     40,113,552            0.7%
      Other Securities...................................               360,891,469            6.4%
                                                                     --------------          ------
Total Information Technology.............................             1,153,328,224           19.9%
                                                                     --------------          ------
Materials -- (3.1%)
      Other Securities...................................               186,444,724            3.2%
                                                                     --------------          ------
Real Estate Investment Trusts -- (2.4%)
      Other Securities...................................               141,777,494            2.4%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
#     AT&T, Inc..........................................  1,624,853     56,284,908            1.0%
      Verizon Communications, Inc........................  1,300,907     65,617,749            1.1%
      Other Securities...................................                13,550,722            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               135,453,379            2.3%
                                                                     --------------          ------
Utilities -- (2.9%)
      Other Securities...................................               173,351,078            3.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,781,248,721           99.9%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.098%.    545,860        545,860            0.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund..................... 17,378,805    201,072,771            3.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,008,262,737)................................              $5,982,867,352          103.4%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ---------------------------------------------------
                                     Level 1       Level 2    Level 3      Total
                                 --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  721,059,185            --   --    $  721,059,185
  Consumer Staples..............    549,920,771            --   --       549,920,771
  Energy........................    491,072,462            --   --       491,072,462
  Financials....................    791,105,339            --   --       791,105,339
  Health Care...................    843,942,521            --   --       843,942,521
  Industrials...................    593,793,544            --   --       593,793,544
  Information Technology........  1,153,328,224            --   --     1,153,328,224
  Materials.....................    186,444,724            --   --       186,444,724
  Real Estate Investment Trusts.    141,777,494            --   --       141,777,494
  Telecommunication Services....    135,453,379            --   --       135,453,379
  Utilities.....................    173,351,078            --   --       173,351,078
Temporary Cash Investments......        545,860            --   --           545,860
Securities Lending Collateral...             --  $201,072,771   --       201,072,771
Futures Contracts**.............        (52,554)           --   --           (52,554)
                                 --------------  ------------   --    --------------
TOTAL........................... $5,781,742,027  $201,072,771   --    $5,982,814,798
                                 ==============  ============   ==    ==============

**Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    7,428,517            --
Investments at Value (including $0 and $377,047 of securities on loan, respectively).             --  $  5,781,248
Temporary Cash Investments at Value & Cost...........................................             --           546
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       201,073
Segregated Cash for Futures Contracts................................................             --           285
Receivables:
  Dividends and Tax Reclaims.........................................................             --         5,336
  Securities Lending Income..........................................................             --            56
  Fund Shares Sold...................................................................          4,507         1,845
Prepaid Expenses and Other Assets....................................................             76            72
                                                                                      --------------  ------------
     Total Assets....................................................................      7,433,100     5,990,461
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................................................             --       201,073
  Fund Shares Redeemed...............................................................         30,256         1,548
  Due to Advisor.....................................................................          1,207           217
  Futures Margin Variation...........................................................             --            55
Accrued Expenses and Other Liabilities...............................................            316           529
                                                                                      --------------  ------------
     Total Liabilities...............................................................         31,779       203,422
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,401,321  $  5,787,039
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,464 and $0 and shares outstanding of
 539,583 and 0, respectively......................................................... $        19.39           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $7,390,857 and $5,787,039 and
 shares outstanding of 381,139,815 and 351,501,365, respectively..................... $        19.39  $      16.46
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,474,631  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,806,644
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    6,749,573  $  2,924,721
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................................         76,591        11,966
Accumulated Net Realized Gain (Loss).................................................       (378,826)     (124,199)
Net Unrealized Foreign Exchange Gain (Loss)..........................................             97            --
Net Unrealized Appreciation (Depreciation)...........................................        953,886     2,974,551
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,401,321  $  5,787,039
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        DFA
                                                                                   International U.S. Large
                                                                                       Value      Company
                                                                                    Portfolio*   Portfolio
                                                                                   ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Taxes Withheld of $9,535 and $0, respectively)................   $116,963           --
  Income from Securities Lending..................................................      3,201           --
  Expenses Allocated from Affiliated Investment Company...........................     (7,640)          --
                                                                                     --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies....    112,524           --
                                                                                     --------     --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0 and $4, respectively)....................         --     $ 60,503
  Interest........................................................................         --            4
  Income from Securities Lending..................................................         --          286
                                                                                     --------     --------
     Total Investment Income......................................................         --       60,793
                                                                                     --------     --------
Expenses
  Investment Advisory Services Fees...............................................         --        1,713
  Administrative Services Fees....................................................      7,010           --
  Accounting & Transfer Agent Fees................................................         24          163
  S&P 500(R) Fees.................................................................         --           50
  Custodian Fees..................................................................         --           35
  Shareholder Servicing Fees --
    Class R2 Shares...............................................................         14           --
  Filing Fees.....................................................................         56           37
  Shareholders' Reports...........................................................         99           46
  Directors'/Trustees' Fees & Expenses............................................         26           21
  Professional Fees...............................................................         12          155
  Other...........................................................................         94           80
                                                                                     --------     --------
     Total Expenses...............................................................      7,335        2,300
                                                                                     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)..................................................         --          (16)
                                                                                     --------     --------
  Net Expenses....................................................................      7,335        2,284
                                                                                     --------     --------
  Net Investment Income (Loss)....................................................    105,189       58,509
                                                                                     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................    112,124      169,805
    Futures.......................................................................         --        2,952
    Foreign Currency Transactions.................................................     (3,395)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................    203,424       15,857
    Futures.......................................................................         --       (2,664)
    Translation of Foreign Currency Denominated Amounts...........................        780           --
                                                                                     --------     --------
  Net Realized and Unrealized Gain (Loss).........................................    312,933      185,950
                                                                                     --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $418,122     $244,459
                                                                                     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 DFA International Value    U.S. Large Company
                                                                        Portfolio                Portfolio
                                                                 -----------------------  ----------------------
                                                                 Six Months      Year     Six Months     Year
                                                                    Ended       Ended        Ended      Ended
                                                                  April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                    2015         2014        2015        2014
                                                                 ----------- -----------  ----------- ----------
                                                                 (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $  105,189  $   299,034  $   58,509  $  103,372
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    112,124      130,787     169,805      90,274
    Futures.....................................................         --           --       2,952      12,101
    Foreign Currency Transactions...............................     (3,395)      (1,306)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    203,424     (506,381)     15,857     634,795
    Futures.....................................................         --          (25)     (2,664)        345
    Translation of Foreign Currency Denominated Amounts.........        780       (1,031)         --          --
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    418,122      (78,922)    244,459     840,887
                                                                 ----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (72)        (347)         --          --
    Institutional Class Shares..................................    (50,981)    (295,058)    (56,835)   (102,736)
                                                                 ----------  -----------  ----------  ----------
     Total Distributions........................................    (51,053)    (295,405)    (56,835)   (102,736)
                                                                 ----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................    908,708    1,652,421     466,730     787,937
  Shares Issued in Lieu of Cash Distributions...................     49,538      286,790      49,003      89,598
  Shares Redeemed...............................................   (926,408)  (1,090,342)   (584,692)   (864,648)
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     31,838      848,869     (68,959)     12,887
                                                                 ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................    398,907      474,542     118,665     751,038
Net Assets
  Beginning of Period...........................................  7,002,414    6,527,872   5,668,374   4,917,336
                                                                 ----------  -----------  ----------  ----------
  End of Period................................................. $7,401,321  $ 7,002,414  $5,787,039  $5,668,374
                                                                 ==========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     50,235       84,840      28,678      52,855
  Shares Issued in Lieu of Cash Distributions...................      2,870       14,488       3,072       6,016
  Shares Redeemed...............................................    (50,447)     (55,963)    (35,910)    (57,748)
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      2,658       43,365      (4,160)      1,123
                                                                 ==========  ===========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment Income)............. $   76,591  $    22,455  $   11,966  $   10,292

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    DFA International Value Portfolio-Class R2 Shares+
                                               -----------------------------------------------------------
                                               Six Months      Year      Year     Year     Year      Year
                                                  Ended       Ended     Ended    Ended    Ended     Ended
                                                April 30,    Oct. 31,  Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                  2015         2014      2013     2012     2011      2010
------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........   $ 18.48     $ 19.46    $15.72   $15.83   $17.82    $17.13
                                                 -------     -------    ------   ------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.25        0.74      0.49     0.51     0.53      0.37
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.78       (0.93)     3.77    (0.13)   (2.00)     1.29
                                                 -------     -------    ------   ------   ------    ------
   Total from Investment Operations...........      1.03       (0.19)     4.26     0.38    (1.47)     1.66
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.12)      (0.79)    (0.52)   (0.49)   (0.52)    (0.97)
                                                 -------     -------    ------   ------   ------    ------
   Total Distributions........................     (0.12)      (0.79)    (0.52)   (0.49)   (0.52)    (0.97)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................   $ 19.39     $ 18.48    $19.46   $15.72   $15.83    $17.82
============================================== ===========   ========  ======== ======== ========  ========
Total Return..................................      5.65%(D)   (1.21)%   27.61%    2.70%   (8.53)%   10.60%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........   $10,464     $11,200    $5,517   $6,407   $6,102    $4,952
Ratio of Expenses to Average Net Assets (B)...      0.68%(E)    0.68%     0.69%    0.71%    0.71%     0.72%
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.73%(E)    3.79%     2.84%    3.33%    2.97%     2.11%
------------------------------------------------------------------------------------------------------------

                                                       DFA International Value Portfolio-Institutional Class Shares
                                               ---------------------------------------------------------------------------
                                                Six Months        Year        Year        Year         Year        Year
                                                   Ended         Ended       Ended       Ended        Ended       Ended
                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                   2015           2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    18.47     $    19.45   $    15.72  $    15.83  $    17.81   $    16.46
                                               ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.27           0.84         0.52        0.54        0.58         0.39
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.78          (0.98)        3.78       (0.12)      (1.99)        1.34
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations...........       1.05          (0.14)        4.30        0.42       (1.41)        1.73
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.13)         (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total Distributions........................      (0.13)         (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    19.39     $    18.47   $    19.45  $    15.72  $    15.83   $    17.81
============================================== ===========    ==========   ==========  ==========  ==========   ==========
Total Return..................................       5.74%(D)      (0.97)%      27.90%       2.98%      (8.26)%      10.94%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $7,390,857     $6,991,214   $6,522,355  $5,480,888  $5,287,323   $5,157,857
Ratio of Expenses to Average Net Assets (B)...       0.43%(E)       0.43%        0.43%       0.45%       0.45%        0.45%
Ratio of Net Investment Income to Average Net
 Assets.......................................       3.00%(E)       4.29%        3.00%       3.54%       3.26%        2.34%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 U.S. Large Company Portfolio
                                         -------------------------------------------------------------------------
                                          Six Months       Year        Year        Year        Year          Year
                                             Ended        Ended       Ended       Ended       Ended         Ended
                                           April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,
                                             2015          2014        2013        2012        2011          2010
----------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    15.94     $    13.87  $    11.15  $     9.90  $     9.34  $     8.16
                                         ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.17           0.29        0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.51           2.07        2.71        1.25        0.56        1.15
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....       0.68           2.36        2.98        1.47        0.75        1.33
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.16)         (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions..................      (0.16)         (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    16.46     $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
=======================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return............................       4.31%(D)      17.17%      27.10%      15.02%       8.09%      16.47%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $5,787,039     $5,668,374  $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets.       0.08%(E)       0.08%       0.09%       0.10%       0.10%       0.10% **
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.08%(E)       0.08%       0.10%       0.10%       0.10%       0.11% **
Ratio of Net Investment Income to
 Average Net Assets.....................       2.05%(E)       1.95%       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate.................          3%(D)          3%          3%          4%          4%          1% *
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.

** Represents the combined ratios for the portfolio and, for the period November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2015, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                           Value
Target Fund                     Shares            Acquiring Fund             Shares    (in thousands)
-----------                   ---------- --------------------------------- ----------- --------------
                                         U.S. Large Company Institutional
U.S. Large Company Portfolio. 83,482,168   Index Portfolio                 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                               Unrealized Appreciation
Target Fund         Net Assets     (Depreciation)              Acquiring Fund           Net Assets
-----------         ---------- ----------------------- -------------------------------- ----------
U.S. Large Company                                     U.S. Large Company
  Portfolio........ $2,731,987        $315,984           Institutional Index Portfolio   $870,696

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2015, the Feeder Fund's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                    DFA International Value Portfolio. 0.20%

   For the six months ended April 30, 2015, the U.S. Large Company Portfolio's investment management fees for both investment advisory services and the administrative services described above were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                      U.S. Large Company Portfolio. 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      Previously
                                                      Recovery       Waived Fees/
                                        Expense    of Previously   Expenses Assumed
                                       Limitation   Waived Fees/   Subject to Future
                                         Amount   Expenses Assumed     Recovery
                                       ---------- ---------------- -----------------
Institutional Class Shares
U.S. Large Company Portfolio (1)......    0.08%         $57              $414
Class R2 Shares
DFA International Value Portfolio (2).    0.79%          --                --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $219
                    U.S. Large Company Portfolio......  270

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $172,687  $217,384

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.         --         $ 4,404        $(4,404)
U.S. Large Company Portfolio......     $3,023          (3,023)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2013..............................    $189,258         --       $189,258
    2014..............................     295,405         --        295,405
    U.S. Large Company Portfolio
    2013..............................      94,840         --         94,840
    2014..............................     102,736         --        102,736

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                       Income and
                                       Short-Term     Long-Term
                                     Capital Gains  Capital Gains Total
                                     -------------- ------------- ------
       U.S. Large Company Portfolio.     $3,023          --       $3,023

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed                Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
DFA International Value Portfolio.    $31,792          --        $(485,409)    $  738,630    $  285,013
U.S. Large Company Portfolio......     10,550          --         (109,001)     2,773,405     2,674,954

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                         ------------------------
                                           2016    2017    2018    Total
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $485,409      --      -- $485,409
      U.S. Large Company Portfolio......       -- $65,329 $43,672  109,001

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $126,405
                  U.S. Large Company Portfolio......   76,220

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,485,780  $  942,737          --     $  942,737
U.S. Large Company Portfolio......  3,193,605   2,861,297    $(72,035)     2,789,262

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2015        Oct. 31, 2014
                                                       ------------------  --------------------
                                                           (Unaudited)
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $   1,639       90  $    11,741      598
 Shares Issued in Lieu of Cash Distributions..........        72        4          347       17
 Shares Redeemed......................................    (2,994)    (160)      (5,810)    (293)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $  (1,283)     (66) $     6,278      322
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 907,069   50,145  $ 1,640,680   84,242
 Shares Issued in Lieu of Cash Distributions..........    49,466    2,866      286,443   14,471
 Shares Redeemed......................................  (923,414) (50,287)  (1,084,532) (55,670)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  33,121    2,724  $   842,591   43,043
                                                       =========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights for the year ended October 31, 2010 has been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2015, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                      Approximate
                                           Expiration Number of  Contract Unrealized     Cash
                         Description          Date    Contracts*  Value   Gain (Loss) Collateral
                    -------------------    ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)  06/19/15      51      $5,301     $(53)       $285
                                                                  ------     ----        ----
                                                                  $5,301     $(53)       $285
                                                                  ======     ====        ====

* During the six months ended April 30, 2015, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $14,165 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of April 30, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts                                     Payable: Futures
                                                      Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                           Liability Derivatives Value
             -                             -------------------------
                                            Total Value
                                                 at          Equity
                                           April 30, 2015   Contracts
                                           --------------   ---------
             U.S. Large Company Portfolio.      $(53)         $(53)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $ 2,952          $ 2,952

                                              Change in Unrealized
                                              Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $(2,664)         $(2,664)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.88%       $18,790         16         $7        $73,868

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Securities Lending:

   As of April 30, 2015, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $185,824 (amounts in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      2             90%
DFA International Value Portfolio -- Institutional Class Shares.      3             71%
U.S. Large Company Portfolio....................................      4             79%

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/14  04/30/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,038.30    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,058.90    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/14  04/30/15    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,075.20    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,018.30    0.14%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.10    0.14%    $0.70

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,087.30    0.11%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,119.00    0.12%    $0.63
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  960.10    0.12%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,025.10    0.15%    $0.75
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,063.40    0.27%    $1.38
Hypothetical 5% Annual Return........... $1,000.00 $1,023.46    0.27%    $1.35

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   5.7%
              Energy.......................................  17.9%
              Financials...................................  20.7%
              Health Care..................................  11.5%
              Industrials..................................  12.9%
              Information Technology.......................   9.7%
              Materials....................................   3.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   3.9%
              Energy.......................................  13.4%
              Financials...................................  35.6%
              Health Care..................................   2.5%
              Industrials..................................   9.4%
              Information Technology.......................   2.9%
              Materials....................................  12.4%
              Telecommunication Services...................   4.4%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  20.3%
              Consumer Staples.............................   9.1%
              Energy.......................................   1.0%
              Financials...................................  11.8%
              Health Care..................................   4.7%
              Industrials..................................  29.2%
              Information Technology.......................  11.7%
              Materials....................................  11.4%
              Telecommunication Services...................   0.2%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  28.9%
              Consumer Staples.............................   4.4%
              Energy.......................................   3.8%
              Financials...................................  16.0%
              Health Care..................................   7.1%
              Industrials..................................  16.6%
              Information Technology.......................   5.7%
              Materials....................................  10.6%
              Other........................................    --
              Telecommunication Services...................   4.3%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  25.6%
              Consumer Staples.............................   5.1%
              Energy.......................................   4.4%
              Financials...................................  15.5%
              Health Care..................................   3.4%
              Industrials..................................  23.6%
              Information Technology.......................   9.1%
              Materials....................................   7.9%
              Telecommunication Services...................   3.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   5.8%
              Energy.......................................   3.3%
              Financials...................................  17.2%
              Health Care..................................   9.4%
              Industrials..................................  27.8%
              Information Technology.......................   9.4%
              Materials....................................   8.3%
              Other........................................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................  11.4%
              Consumer Staples.............................   4.0%
              Energy.......................................  25.9%
              Financials...................................   7.9%
              Health Care..................................   1.3%
              Industrials..................................  13.3%
              Information Technology.......................   6.0%
              Materials....................................  23.3%
              Telecommunication Services...................   0.5%
              Utilities....................................   6.4%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   8.4%
              Energy.......................................   7.7%
              Financials...................................  26.3%
              Health Care..................................   2.5%
              Industrials..................................   8.1%
              Information Technology.......................  17.9%
              Materials....................................   8.9%
              Other........................................    --
              Telecommunication Services...................   7.0%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   8.7%
              Energy.......................................   2.0%
              Financials...................................  16.4%
              Health Care..................................   5.7%
              Industrials..................................  16.6%
              Information Technology.......................  14.9%
              Materials....................................  13.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   4.2%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................  9,482,510 $  547,709,778            2.9%
#   Comcast Corp. Special Class A........  3,105,444    178,842,520            0.9%
#   Ford Motor Co........................ 10,847,219    171,386,060            0.9%
    General Motors Co....................  4,177,298    146,456,068            0.8%
    Time Warner Cable, Inc...............  1,876,119    291,774,027            1.5%
    Time Warner, Inc.....................  4,397,226    371,169,847            1.9%
    Other Securities.....................               760,878,419            4.0%
                                                     --------------           -----
Total Consumer Discretionary.............             2,468,216,719           12.9%
                                                     --------------           -----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co............  2,748,548    134,349,026            0.7%
    CVS Health Corp......................  4,790,425    475,641,298            2.5%
    Mondelez International, Inc. Class A.  4,399,456    168,807,127            0.9%
    Other Securities.....................               317,415,718            1.6%
                                                     --------------           -----
Total Consumer Staples...................             1,096,213,169            5.7%
                                                     --------------           -----
Energy -- (16.8%)
    Anadarko Petroleum Corp..............  2,605,027    245,133,041            1.3%
    Apache Corp..........................  1,732,984    118,536,106            0.6%
    Baker Hughes, Inc....................  1,938,026    132,677,260            0.7%
    Chevron Corp.........................  5,878,293    652,843,221            3.4%
    ConocoPhillips.......................  6,333,402    430,164,664            2.2%
    Devon Energy Corp....................  1,695,428    115,645,144            0.6%
    Exxon Mobil Corp.....................  5,368,279    469,026,536            2.4%
    Marathon Petroleum Corp..............  1,339,624    132,046,738            0.7%
    Occidental Petroleum Corp............  2,221,423    177,935,982            0.9%
    Phillips 66..........................  1,670,790    132,510,355            0.7%
    Valero Energy Corp...................  2,806,975    159,716,877            0.8%
    Other Securities.....................               644,777,263            3.5%
                                                     --------------           -----
Total Energy.............................             3,411,013,187           17.8%
                                                     --------------           -----
Financials -- (19.5%)
    American International Group, Inc....  2,903,721    163,450,455            0.9%
    Bank of America Corp................. 15,546,531    247,656,239            1.3%
    Bank of New York Mellon Corp. (The)..  2,970,420    125,767,583            0.7%
    Capital One Financial Corp...........  2,044,209    165,274,298            0.9%
    Citigroup, Inc.......................  4,980,715    265,571,724            1.4%
#   CME Group, Inc.......................  1,222,099    111,101,020            0.6%
    Goldman Sachs Group, Inc. (The)......  1,243,356    244,219,985            1.3%
    JPMorgan Chase & Co.................. 10,421,544    659,266,873            3.4%
    MetLife, Inc.........................  2,189,692    112,309,303            0.6%
    Morgan Stanley.......................  3,805,140    141,969,773            0.7%
    Wells Fargo & Co.....................  4,175,882    230,091,098            1.2%
    Other Securities.....................             1,489,067,659            7.7%
                                                     --------------           -----
Total Financials.........................             3,955,746,010           20.7%
                                                     --------------           -----
Health Care -- (10.8%)
    Aetna, Inc...........................  2,009,110    214,713,586            1.1%
    Anthem, Inc..........................  1,674,297    252,701,646            1.3%
*   Boston Scientific Corp...............  6,573,232    117,134,994            0.6%
#*  Express Scripts Holding Co...........  2,947,224    254,640,154            1.3%
    Humana, Inc..........................    707,042    117,086,155            0.6%
#   Pfizer, Inc.......................... 19,796,068    671,680,587            3.5%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
Health Care -- (Continued)
       Thermo Fisher Scientific, Inc...   1,315,969 $   165,390,984            0.9%
       Other Securities................                 400,048,103            2.2%
                                                    ---------------          ------
Total Health Care......................               2,193,396,209           11.5%
                                                    ---------------          ------
Industrials -- (12.1%)
       CSX Corp........................   5,382,618     194,258,684            1.0%
       FedEx Corp......................     843,839     143,089,779            0.8%
       General Electric Co.............  28,575,994     773,837,918            4.1%
#      Norfolk Southern Corp...........   1,611,307     162,500,311            0.9%
       Northrop Grumman Corp...........   1,364,645     210,209,916            1.1%
#      Southwest Airlines Co...........   3,905,821     158,420,100            0.8%
       Union Pacific Corp..............   1,765,010     187,497,012            1.0%
       Other Securities................                 630,374,695            3.2%
                                                    ---------------          ------
Total Industrials......................               2,460,188,415           12.9%
                                                    ---------------          ------
Information Technology -- (9.1%)
       Cisco Systems, Inc..............  12,332,314     355,540,613            1.9%
       EMC Corp........................   4,399,598     118,393,182            0.6%
       Hewlett-Packard Co..............   9,619,949     317,169,719            1.7%
       Intel Corp......................   8,749,317     284,790,268            1.5%
       Other Securities................                 770,628,639            4.0%
                                                    ---------------          ------
Total Information Technology...........               1,846,522,421            9.7%
                                                    ---------------          ------
Materials -- (3.6%)
       Other Securities................                 729,423,962            3.8%
                                                    ---------------          ------
Real Estate Investment Trusts -- (0.0%)
       Other Securities................                   3,010,581            0.0%
                                                    ---------------          ------
Telecommunication Services -- (4.2%)
#      AT&T, Inc.......................  20,643,229     715,081,453            3.7%
       Other Securities................                 144,466,196            0.8%
                                                    ---------------          ------
Total Telecommunication Services.......                 859,547,649            4.5%
                                                    ---------------          ------
Utilities -- (0.3%)
       Other Securities................                  68,980,718            0.4%
                                                    ---------------          ------
TOTAL COMMON STOCKS....................              19,092,259,040           99.9%
                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                     208,566            0.0%
                                                    ---------------          ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 107,345,414   1,241,986,437            6.5%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,673,864,902).............               $20,334,454,043          106.4%
                                                    ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,468,216,719             --   --    $ 2,468,216,719
  Consumer Staples..............   1,096,213,169             --   --      1,096,213,169
  Energy........................   3,411,013,187             --   --      3,411,013,187
  Financials....................   3,955,746,010             --   --      3,955,746,010
  Health Care...................   2,193,396,209             --   --      2,193,396,209
  Industrials...................   2,460,188,415             --   --      2,460,188,415
  Information Technology........   1,846,522,421             --   --      1,846,522,421
  Materials.....................     729,423,962             --   --        729,423,962
  Real Estate Investment Trusts.       3,010,581             --   --          3,010,581
  Telecommunication Services....     859,547,649             --   --        859,547,649
  Utilities.....................      68,980,718             --   --         68,980,718
Rights/Warrants.................              -- $      208,566   --            208,566
Securities Lending Collateral...              --  1,241,986,437   --      1,241,986,437
                                 --------------- --------------   --    ---------------
TOTAL........................... $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Macquarie Group, Ltd.......................... 1,166,354 $ 71,465,422            0.7%
    National Australia Bank, Ltd.................. 2,095,885   60,687,121            0.6%
    Wesfarmers, Ltd............................... 2,171,552   74,851,884            0.8%
    Other Securities..............................            440,514,946            4.4%
                                                             ------------            ----
TOTAL AUSTRALIA...................................            647,519,373            6.5%
                                                             ------------            ----
AUSTRIA -- (0.1%)
    Other Securities..............................             14,194,786            0.1%
                                                             ------------            ----
BELGIUM -- (1.2%)
    Other Securities..............................            127,207,184            1.3%
                                                             ------------            ----
CANADA -- (7.7%)
    Bank of Montreal..............................   860,326   56,179,288            0.6%
    Canadian Natural Resources, Ltd............... 1,849,320   61,449,846            0.6%
#   Manulife Financial Corp....................... 3,287,435   59,835,949            0.6%
    Suncor Energy, Inc............................ 3,750,370  122,131,817            1.2%
    Other Securities..............................            548,076,239            5.5%
                                                             ------------            ----
TOTAL CANADA......................................            847,673,139            8.5%
                                                             ------------            ----
DENMARK -- (1.3%)
    Other Securities..............................            143,350,002            1.4%
                                                             ------------            ----
FINLAND -- (0.7%)
    Other Securities..............................             77,102,984            0.8%
                                                             ------------            ----
FRANCE -- (7.9%)
#   AXA SA........................................ 4,004,754  101,263,553            1.0%
    BNP Paribas SA................................ 1,173,096   74,082,501            0.7%
    Cie de Saint-Gobain........................... 1,565,233   71,135,279            0.7%
#   GDF Suez...................................... 3,247,971   66,084,477            0.7%
    Orange SA..................................... 3,989,277   65,708,630            0.7%
#   Renault SA....................................   759,515   79,914,398            0.8%
    Societe Generale SA........................... 1,435,323   71,758,485            0.7%
    Other Securities..............................            343,321,863            3.4%
                                                             ------------            ----
TOTAL FRANCE......................................            873,269,186            8.7%
                                                             ------------            ----
GERMANY -- (6.9%)
#   Allianz SE....................................   768,935  130,883,988            1.3%
    Bayerische Motoren Werke AG...................   829,743   97,880,295            1.0%
    Daimler AG.................................... 2,214,556  212,922,187            2.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG.   273,971   53,478,460            0.5%
    Other Securities..............................            266,936,885            2.7%
                                                             ------------            ----
TOTAL GERMANY.....................................            762,101,815            7.6%
                                                             ------------            ----
HONG KONG -- (2.7%)
    Hutchison Whampoa, Ltd........................ 5,076,000   74,495,202            0.7%
    Other Securities..............................            227,312,335            2.3%
                                                             ------------            ----
TOTAL HONG KONG...................................            301,807,537            3.0%
                                                             ------------            ----

IRELAND -- (0.2%)
    Other Securities..............................             26,121,781            0.3%
                                                             ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

ISRAEL -- (0.3%)
    Other Securities........................            $   35,130,239            0.4%
                                                        --------------           -----

ITALY -- (1.3%)
    UniCredit SpA...........................  6,940,290     49,818,281            0.5%
    Other Securities........................                96,542,603            1.0%
                                                        --------------           -----
TOTAL ITALY.................................               146,360,884            1.5%
                                                        --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd....................  2,839,900     95,208,668            1.0%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    152,455,840            1.5%
    Mizuho Financial Group, Inc............. 51,633,200     98,427,317            1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940     49,589,428            0.5%
    Nissan Motor Co., Ltd...................  5,844,900     60,674,102            0.6%
    NTT DOCOMO, Inc.........................  3,018,500     53,465,121            0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,728,500    119,138,825            1.2%
    Other Securities........................             1,581,800,898           15.8%
                                                        --------------           -----
TOTAL JAPAN.................................             2,210,760,199           22.1%
                                                        --------------           -----

NETHERLANDS -- (2.7%)
*   ING Groep NV............................  6,479,202     99,400,933            1.0%
    Other Securities........................               194,499,001            1.9%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               293,899,934            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                10,828,730            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                69,461,065            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,432,720            0.0%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               120,212,021            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Iberdrola SA............................ 14,302,198     95,728,713            0.9%
    Other Securities........................               154,532,682            1.6%
                                                        --------------           -----
TOTAL SPAIN.................................               250,261,395            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     56,515,429            0.6%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     53,365,201            0.5%
    Other Securities........................               205,131,159            2.0%
                                                        --------------           -----
TOTAL SWEDEN................................               315,011,789            3.1%
                                                        --------------           -----

SWITZERLAND -- (7.7%)
    ABB, Ltd................................  3,506,609     76,838,333            0.8%
    Cie Financiere Richemont SA.............    591,731     52,742,706            0.5%
    Holcim, Ltd.............................    887,877     71,323,585            0.7%
    Novartis AG.............................  1,236,600    126,222,379            1.3%
    Swiss Re AG.............................  1,037,390     92,024,136            0.9%
    UBS Group AG............................  2,463,478     49,213,708            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                 Shares       Value++     of Net Assets**
                                                 ------       -------     ---------------

SWITZERLAND -- (Continued)
      Zurich Insurance Group AG...............    333,311 $   102,877,494            1.0%
      Other Securities........................                280,890,571            2.8%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                852,132,912            8.5%
                                                          ---------------          ------

UNITED KINGDOM -- (15.7%)
      Anglo American P.L.C....................  3,418,604      57,919,731            0.6%
#     Barclays P.L.C. Sponsored ADR...........  5,577,889      87,795,973            0.9%
      BP P.L.C. Sponsored ADR.................  8,279,050     357,323,797            3.6%
      HSBC Holdings P.L.C..................... 11,244,488     112,326,785            1.1%
      HSBC Holdings P.L.C. Sponsored ADR......  2,250,217     111,678,269            1.1%
      Lloyds Banking Group P.L.C.............. 80,211,445      94,992,545            1.0%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...  3,323,210     214,646,134            2.1%
      Royal Dutch Shell P.L.C. ADR(780259206).    812,214      51,518,734            0.5%
      Standard Chartered P.L.C................  4,120,837      67,467,164            0.7%
      Vodafone Group P.L.C.................... 34,880,956     122,892,797            1.2%
      Vodafone Group P.L.C. Sponsored ADR.....  2,686,108      94,551,011            0.9%
      Other Securities........................                365,006,280            3.6%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,738,119,220           17.3%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,866,958,895           98.5%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
#     Volkswagen AG...........................    213,701      55,016,390            0.6%
      Other Securities........................                 23,508,685            0.2%
                                                          ---------------          ------
TOTAL GERMANY.................................                 78,525,075            0.8%
                                                          ---------------          ------
TOTAL PREFERRED STOCKS........................                 78,525,075            0.8%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................                    655,774            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                    655,774            0.0%
                                                          ---------------          ------

                                                              Value+
                                                              ------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund.......... 98,338,208   1,137,773,070           11.3%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,751,627,190).....................              $11,083,912,814          110.6%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   41,710,367 $  605,809,006   --    $   647,519,373
  Austria.....................             --     14,194,786   --         14,194,786
  Belgium.....................      4,236,232    122,970,952   --        127,207,184
  Canada......................    847,673,139             --   --        847,673,139
  Denmark.....................             --    143,350,002   --        143,350,002
  Finland.....................      2,202,162     74,900,822   --         77,102,984
  France......................      4,519,004    868,750,182   --        873,269,186
  Germany.....................     65,809,417    696,292,398   --        762,101,815
  Hong Kong...................             --    301,807,537   --        301,807,537
  Ireland.....................      6,015,287     20,106,494   --         26,121,781
  Israel......................        851,655     34,278,584   --         35,130,239
  Italy.......................     22,010,100    124,350,784   --        146,360,884
  Japan.......................     74,705,620  2,136,054,579   --      2,210,760,199
  Netherlands.................     28,799,869    265,100,065   --        293,899,934
  New Zealand.................             --     10,828,730   --         10,828,730
  Norway......................     15,808,360     53,652,705   --         69,461,065
  Portugal....................             --      4,432,720   --          4,432,720
  Singapore...................             --    120,212,021   --        120,212,021
  Spain.......................      5,718,148    244,543,247   --        250,261,395
  Sweden......................      9,733,859    305,277,930   --        315,011,789
  Switzerland.................     62,334,340    789,798,572   --        852,132,912
  United Kingdom..............    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
  Germany.....................             --     78,525,075   --         78,525,075
Rights/Warrants
  Spain.......................             --        655,774   --            655,774
Securities Lending Collateral.             --  1,137,773,070   --      1,137,773,070
                               -------------- --------------   --    ---------------
TOTAL......................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   307,000 $ 10,618,562            0.4%
    Calsonic Kansei Corp........................   994,000    7,245,934            0.3%
    Nifco, Inc..................................   287,200   10,171,536            0.4%
    Shimachu Co., Ltd...........................   297,200    7,692,370            0.3%
    Wacoal Holdings Corp........................   675,000    7,501,637            0.3%
    Other Securities............................            483,586,928           18.4%
                                                           ------------           -----
Total Consumer Discretionary....................            526,816,967           20.1%
                                                           ------------           -----
Consumer Staples -- (8.2%)
#   Lion Corp................................... 1,217,000    7,459,102            0.3%
    Matsumotokiyoshi Holdings Co., Ltd..........   223,800    8,148,780            0.3%
    Nichirei Corp............................... 1,501,000    7,922,948            0.3%
    Sapporo Holdings, Ltd....................... 1,981,000    7,775,899            0.3%
    Takara Holdings, Inc........................   980,300    7,304,188            0.3%
    UNY Group Holdings Co., Ltd................. 1,468,300    8,302,458            0.3%
    Other Securities............................            189,537,445            7.2%
                                                           ------------           -----
Total Consumer Staples..........................            236,450,820            9.0%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             26,354,717            1.0%
                                                           ------------           -----
Financials -- (10.7%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    7,553,870            0.3%
#   Higo Bank, Ltd. (The)....................... 1,124,000    7,224,269            0.3%
    Hyakugo Bank, Ltd. (The).................... 1,491,609    7,332,639            0.3%
    Juroku Bank, Ltd. (The)..................... 2,002,000    7,970,217            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,418,000    8,393,655            0.3%
*   Leopalace21 Corp............................ 1,511,300    8,716,353            0.3%
    Musashino Bank, Ltd. (The)..................   198,700    7,194,014            0.3%
    North Pacific Bank, Ltd..................... 2,025,300    7,998,094            0.3%
    San-In Godo Bank, Ltd. (The)................   957,000    9,158,311            0.4%
    Other Securities............................            235,193,147            8.9%
                                                           ------------           -----
Total Financials................................            306,734,569           11.7%
                                                           ------------           -----
Health Care -- (4.3%)
    Asahi Intecc Co., Ltd.......................   123,000    7,574,735            0.3%
    Rohto Pharmaceutical Co., Ltd...............   499,200    7,127,079            0.3%
#   Tsumura & Co................................   348,700    8,171,178            0.3%
    Other Securities............................             99,298,754            3.7%
                                                           ------------           -----
Total Health Care...............................            122,171,746            4.6%
                                                           ------------           -----
Industrials -- (26.4%)
    Aica Kogyo Co., Ltd.........................   314,300    7,218,341            0.3%
    Daifuku Co., Ltd............................   579,400    7,718,800            0.3%
    DMG Mori Seiki Co., Ltd.....................   486,500    7,934,353            0.3%
    Fujikura, Ltd............................... 1,984,000    9,449,502            0.4%
#   Furukawa Electric Co., Ltd.................. 4,806,000    8,808,884            0.3%
    Glory, Ltd..................................   266,700    7,381,541            0.3%
#   Iwatani Corp................................ 1,087,000    7,351,887            0.3%
#   Japan Steel Works, Ltd. (The)............... 1,992,000    9,192,882            0.4%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    9,174,203            0.4%
    Nishi-Nippon Railroad Co., Ltd.............. 1,834,000    8,042,265            0.3%
    Nisshinbo Holdings, Inc.....................   903,000    9,353,261            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      OKUMA Corp.........................    844,000 $    9,144,517            0.4%
      OSG Corp...........................    444,300      9,237,823            0.4%
      Sankyu, Inc........................  1,540,000      7,222,498            0.3%
      Sanwa Holdings Corp................  1,232,600      9,302,894            0.4%
      Other Securities...................               632,476,310           23.7%
                                                     --------------          ------
Total Industrials........................               759,009,961           28.9%
                                                     --------------          ------

Information Technology -- (10.7%)
      Horiba, Ltd........................    212,650      7,985,273            0.3%
      IT Holdings Corp...................    505,101      9,946,402            0.4%
      Oki Electric Industry Co., Ltd.....  4,751,000      9,732,972            0.4%
      SCREEN Holdings Co., Ltd...........  1,231,000      8,356,784            0.3%
      Taiyo Yuden Co., Ltd...............    642,700      9,501,859            0.4%
      Other Securities...................               260,157,452            9.8%
                                                     --------------          ------
Total Information Technology.............               305,680,742           11.6%
                                                     --------------          ------

Materials -- (10.3%)
      ADEKA Corp.........................    523,000      7,376,790            0.3%
      Lintec Corp........................    303,800      7,452,101            0.3%
      Mitsui Mining & Smelting Co., Ltd..  3,568,000      8,477,444            0.3%
      Nisshin Steel Co., Ltd.............    582,592      7,764,699            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,652,000      8,637,435            0.3%
      Toyobo Co., Ltd....................  5,776,000      8,805,372            0.3%
      Ube Industries, Ltd................  5,257,000      8,721,582            0.3%
      Other Securities...................               239,767,743            9.2%
                                                     --------------          ------
Total Materials..........................               297,003,166           11.3%
                                                     --------------          ------

Telecommunication Services -- (0.1%)
      Other Securities...................                 4,125,906            0.2%
                                                     --------------          ------

Utilities -- (0.6%)
      Other Securities...................                15,927,333            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,600,275,927           99.0%
                                                     --------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..... 23,434,297    271,134,819           10.3%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,654,997,422)................              $2,871,410,746          109.3%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  526,816,967   --    $  526,816,967
  Consumer Staples............ $2,148,538    234,302,282   --       236,450,820
  Energy......................         --     26,354,717   --        26,354,717
  Financials..................         --    306,734,569   --       306,734,569
  Health Care.................         --    122,171,746   --       122,171,746
  Industrials.................         --    759,009,961   --       759,009,961
  Information Technology......  2,517,578    303,163,164   --       305,680,742
  Materials...................         --    297,003,166   --       297,003,166
  Telecommunication Services..         --      4,125,906   --         4,125,906
  Utilities...................         --     15,927,333   --        15,927,333
Securities Lending Collateral.         --    271,134,819   --       271,134,819
                               ---------- --------------   --    --------------
TOTAL......................... $4,666,116 $2,866,744,630   --    $2,871,410,746
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (80.7%)
AUSTRALIA -- (40.1%)
    Adelaide Brighton, Ltd................  3,668,074 $ 13,067,350            0.9%
    Ansell, Ltd...........................    528,919   10,885,246            0.8%
    Aristocrat Leisure, Ltd...............  2,821,383   18,441,478            1.3%
#   Beach Energy, Ltd.....................  9,180,505    8,007,797            0.6%
#   carsales.com, Ltd.....................  1,702,940   12,721,551            0.9%
    CSR, Ltd..............................  3,271,166    9,401,454            0.7%
    Domino's Pizza Enterprises, Ltd.......    286,872    8,256,380            0.6%
    Downer EDI, Ltd.......................  2,903,995   10,098,121            0.7%
    DuluxGroup, Ltd.......................  3,101,823   15,470,828            1.1%
    Echo Entertainment Group, Ltd.........  4,207,608   15,023,498            1.1%
    Fairfax Media, Ltd.................... 14,257,034   11,730,892            0.8%
#   GrainCorp, Ltd. Class A...............  1,217,507    9,491,039            0.7%
#   iiNET, Ltd............................  1,121,222    8,769,726            0.6%
    Independence Group NL.................  1,789,170    8,348,729            0.6%
#   Invocare, Ltd.........................    901,024    9,521,924            0.7%
#   IOOF Holdings, Ltd....................  1,900,338   15,077,021            1.1%
#   Iress, Ltd............................  1,073,207    8,801,370            0.6%
#   JB Hi-Fi, Ltd.........................    836,109   12,915,393            0.9%
#   M2 Group, Ltd.........................  1,270,931   10,998,394            0.8%
#   Magellan Financial Group, Ltd.........    466,192    7,316,634            0.5%
#   NIB Holdings, Ltd.....................  2,713,689    7,824,164            0.6%
#   Northern Star Resources, Ltd..........  4,806,957    8,548,706            0.6%
#   OZ Minerals, Ltd......................  2,198,276    8,092,692            0.6%
    Perpetual, Ltd........................    356,426   15,178,883            1.1%
#   Primary Health Care, Ltd..............  3,204,222   12,541,277            0.9%
*   Qantas Airways, Ltd...................  4,774,293   12,761,394            0.9%
#   Sims Metal Management, Ltd............  1,382,214   11,780,563            0.8%
#   Sirtex Medical, Ltd...................    412,322    6,890,108            0.5%
#   Slater & Gordon, Ltd..................  1,962,864    9,828,927            0.7%
#   Spark Infrastructure Group............ 10,385,907   15,971,391            1.1%
#   Super Retail Group, Ltd...............  1,280,749    9,969,898            0.7%
    Tabcorp Holdings, Ltd.................  2,628,740   10,098,762            0.7%
    Other Securities......................             341,600,806           24.0%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             695,432,396           49.2%
                                                      ------------           -----

CHINA -- (0.5%)
    Other Securities......................               9,561,281            0.7%
                                                      ------------           -----

HONG KONG -- (24.0%)
    Cafe de Coral Holdings, Ltd...........  1,930,000    7,186,820            0.5%
    Dah Sing Banking Group, Ltd...........  3,457,116    7,481,915            0.5%
    Dah Sing Financial Holdings, Ltd......  1,184,544    8,293,334            0.6%
#   Esprit Holdings, Ltd.................. 13,802,950   13,041,225            0.9%
    Hopewell Holdings, Ltd................  2,920,000   11,211,143            0.8%
    Luk Fook Holdings International, Ltd..  2,862,000    8,930,396            0.6%
    Man Wah Holdings, Ltd.................  5,694,800    7,374,189            0.5%
    Television Broadcasts, Ltd............  1,481,300    9,679,009            0.7%
    Value Partners Group, Ltd.............  5,396,000   10,018,069            0.7%
    Vitasoy International Holdings, Ltd...  4,703,000    8,598,433            0.6%
    Xinyi Glass Holdings, Ltd............. 16,280,000   10,806,910            0.8%
    Other Securities......................             314,218,905           22.3%
                                                      ------------           -----
TOTAL HONG KONG...........................             416,840,348           29.5%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (8.0%)
      Air New Zealand, Ltd...................  3,693,701 $    7,590,684            0.5%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,190,065     20,750,948            1.5%
#     Infratil, Ltd..........................  3,201,309      7,620,110            0.5%
#     Ryman Healthcare, Ltd..................  2,338,582     14,523,565            1.0%
#     Sky Network Television, Ltd............  2,080,268      9,965,124            0.7%
      SKYCITY Entertainment Group, Ltd.......  4,352,955     13,944,040            1.0%
      Other Securities.......................                63,839,094            4.6%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               138,233,565            9.8%
                                                         --------------          ------
SINGAPORE -- (8.1%)
      Venture Corp., Ltd.....................  1,654,300     10,550,481            0.8%
      Other Securities.......................               130,430,824            9.2%
                                                         --------------          ------
TOTAL SINGAPORE..............................               140,981,305           10.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,401,048,895           99.2%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.2%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                        --            0.0%
                                                         --------------          ------
HONG KONG -- (0.2%)
      Other Securities.......................                 3,109,064            0.2%
                                                         --------------          ------
SINGAPORE -- (0.0%)
      Other Securities.......................                       314            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                 3,109,378            0.2%
                                                         --------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@  DFA Short Term Investment Fund......... 28,646,913    331,444,781           23.5%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,730,770,323)....................              $1,735,603,054          122.9%
                                                         ==============          ======

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Australia................... $12,722,887 $  682,709,509   --    $  695,432,396
  China.......................          --      9,561,281   --         9,561,281
  Hong Kong...................   2,126,793    414,713,555   --       416,840,348
  New Zealand.................          --    138,233,565   --       138,233,565
  Singapore...................   1,369,138    139,612,167   --       140,981,305
Rights/Warrants...............
  Australia...................          --             --   --                --
  Hong Kong...................          --      3,109,064   --         3,109,064
  Singapore...................          --            314   --               314
Securities Lending Collateral.          --    331,444,781   --       331,444,781
                               ----------- --------------   --    --------------
TOTAL......................... $16,218,818 $1,719,384,236   --    $1,735,603,054
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (95.6%)
 Consumer Discretionary -- (24.5%)
     Barratt Developments P.L.C........ 2,727,034 $ 21,634,491            1.0%
     Bellway P.L.C.....................   634,613   19,293,629            0.9%
     Berkeley Group Holdings P.L.C.....   664,403   25,581,278            1.2%
     Daily Mail & General Trust P.L.C.. 1,421,265   19,537,514            0.9%
 #   Greene King P.L.C................. 1,372,727   17,452,683            0.8%
     Howden Joinery Group P.L.C........ 3,359,489   23,915,571            1.1%
     Inchcape P.L.C.................... 2,259,473   28,740,630            1.4%
     Informa P.L.C..................... 3,220,526   27,427,802            1.3%
     Rightmove P.L.C...................   477,301   23,105,850            1.1%
     Taylor Wimpey P.L.C............... 8,920,064   22,649,656            1.1%
 *   Thomas Cook Group P.L.C........... 7,316,715   16,048,409            0.8%
     UBM P.L.C......................... 2,263,037   19,535,822            0.9%
     WH Smith P.L.C....................   687,058   15,074,108            0.7%
     William Hill P.L.C................ 4,471,540   24,705,783            1.2%
     Other Securities..................            227,514,808           11.0%
                                                  ------------           -----
 Total Consumer Discretionary..........            532,218,034           25.4%
                                                  ------------           -----

 Consumer Staples -- (4.8%)
     Booker Group P.L.C................ 7,254,558   16,060,425            0.8%
     Britvic P.L.C..................... 1,233,710   13,701,051            0.7%
     Tate & Lyle P.L.C................. 2,371,143   21,601,188            1.0%
     Other Securities..................             54,058,011            2.5%
                                                  ------------           -----
 Total Consumer Staples................            105,420,675            5.0%
                                                  ------------           -----

 Energy -- (4.2%)
     Amec Foster Wheeler P.L.C......... 1,360,198   19,044,378            0.9%
     John Wood Group P.L.C............. 1,909,170   20,115,851            1.0%
     Other Securities..................             52,050,786            2.5%
                                                  ------------           -----
 Total Energy..........................             91,211,015            4.4%
                                                  ------------           -----

 Financials -- (14.8%)
     Amlin P.L.C....................... 2,600,313   18,223,007            0.9%
     Catlin Group, Ltd................. 1,899,020   20,460,348            1.0%
     Close Brothers Group P.L.C........   765,620   17,896,704            0.9%
     Henderson Group P.L.C............. 5,607,542   23,927,378            1.1%
     Hiscox, Ltd....................... 1,449,723   18,265,611            0.9%
     ICAP P.L.C........................ 2,839,958   24,144,556            1.2%
     IG Group Holdings P.L.C........... 1,890,472   21,315,332            1.0%
     Man Group P.L.C................... 9,464,717   27,906,812            1.3%
     Other Securities..................            150,151,792            7.1%
                                                  ------------           -----
 Total Financials......................            322,291,540           15.4%
                                                  ------------           -----

 Health Care -- (3.2%)
 *   BTG P.L.C......................... 1,345,513   14,846,477            0.7%
     Other Securities..................             54,751,032            2.6%
                                                  ------------           -----
 Total Health Care.....................             69,597,509            3.3%
                                                  ------------           -----

 Industrials -- (22.6%)
     Balfour Beatty P.L.C.............. 3,473,566   12,856,619            0.6%
     BBA Aviation P.L.C................ 2,696,604   14,188,979            0.7%
     Berendsen P.L.C...................   875,545   13,919,012            0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------

Industrials -- (Continued)
      Bodycote P.L.C.........................  1,210,345 $   12,746,902            0.6%
      Cobham P.L.C...........................  5,783,297     26,235,319            1.3%
      DCC P.L.C..............................    441,845     28,107,328            1.3%
      Hays P.L.C.............................  7,231,761     16,997,190            0.8%
      Melrose Industries P.L.C...............  5,230,962     21,227,179            1.0%
      Rentokil Initial P.L.C.................  9,327,890     19,184,899            0.9%
      Rotork P.L.C...........................    438,584     15,826,476            0.8%
      Spirax-Sarco Engineering P.L.C.........    388,975     20,134,516            1.0%
      Other Securities.......................               289,571,713           13.7%
                                                         --------------          ------
Total Industrials............................               490,996,132           23.4%
                                                         --------------          ------

Information Technology -- (8.7%)
      Halma P.L.C............................  1,965,372     21,404,612            1.0%
      Micro Focus International P.L.C........    671,015     12,915,112            0.6%
      Spectris P.L.C.........................    615,718     20,235,948            1.0%
#     Telecity Group P.L.C...................  1,011,062     13,714,491            0.6%
      Other Securities.......................               121,369,971            5.8%
                                                         --------------          ------
Total Information Technology.................               189,640,134            9.0%
                                                         --------------          ------

Materials -- (7.6%)
      Croda International P.L.C..............    447,752     19,430,956            0.9%
      DS Smith P.L.C.........................  4,938,232     26,404,486            1.3%
      Essentra P.L.C.........................  1,327,499     19,486,754            0.9%
      Other Securities.......................                99,063,084            4.7%
                                                         --------------          ------
Total Materials..............................               164,385,280            7.8%
                                                         --------------          ------

Telecommunication Services -- (3.3%)
      Cable & Wireless Communications P.L.C.. 13,842,085     14,268,864            0.7%
      Inmarsat P.L.C.........................  2,217,438     34,145,358            1.6%
#     TalkTalk Telecom Group P.L.C...........  2,611,397     14,598,487            0.7%
      Other Securities.......................                 7,715,677            0.4%
                                                         --------------          ------
Total Telecommunication Services.............                70,728,386            3.4%
                                                         --------------          ------

Utilities -- (1.9%)
      Pennon Group P.L.C.....................  2,002,765     26,285,374            1.3%
      Other Securities.......................                15,102,636            0.7%
                                                         --------------          ------
Total Utilities..............................                41,388,010            2.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             2,077,876,715           99.1%
                                                         --------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund.........  8,175,108     94,585,996            4.5%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,615,524,137)....................              $2,172,462,711          103.6%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                               ----------------------------------------------
                               Level 1     Level 2     Level 3     Total
                               -------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......       -- $  532,218,034   --    $  532,218,034
  Consumer Staples............       --    105,420,675   --       105,420,675
  Energy......................       --     91,211,015   --        91,211,015
  Financials..................       --    322,291,540   --       322,291,540
  Health Care................. $554,268     69,043,241   --        69,597,509
  Industrials.................       --    490,996,132   --       490,996,132
  Information Technology......       --    189,640,134   --       189,640,134
  Materials...................       --    164,385,280   --       164,385,280
  Telecommunication Services..       --     70,728,386   --        70,728,386
  Utilities...................       --     41,388,010   --        41,388,010
Securities Lending Collateral.       --     94,585,996   --        94,585,996
                               -------- --------------   --    --------------
TOTAL......................... $554,268 $2,171,908,443   --    $2,172,462,711
                               ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                             Percentage
                                      Shares    Value++    of Net Assets**
                                      ------    -------    ---------------
     COMMON STOCKS -- (86.4%)
     AUSTRALIA -- (0.0%)
         Other Securities............         $    141,148            0.0%
                                              ------------           -----

     AUSTRIA -- (2.1%)
         Other Securities............           85,070,661            2.4%
                                              ------------           -----

     BELGIUM -- (3.1%)
         Ackermans & van Haaren NV... 134,383   16,423,619            0.5%
         Other Securities............          107,867,580            3.1%
                                              ------------           -----
     TOTAL BELGIUM...................          124,291,199            3.6%
                                              ------------           -----

     DENMARK -- (4.2%)
     *   Genmab A.S.................. 217,338   16,735,281            0.5%
         GN Store Nord A.S........... 826,732   17,848,732            0.5%
         Sydbank A.S................. 351,217   13,184,016            0.4%
     *   Topdanmark A.S.............. 491,266   14,734,245            0.4%
         Other Securities............          105,998,129            3.0%
                                              ------------           -----
     TOTAL DENMARK...................          168,500,403            4.8%
                                              ------------           -----

     FINLAND -- (6.3%)
         Amer Sports Oyj............. 641,324   16,049,773            0.5%
         Elisa Oyj................... 734,075   22,488,593            0.7%
     #   Huhtamaki Oyj............... 457,047   14,610,757            0.4%
         Kesko Oyj Class B........... 335,156   13,694,069            0.4%
     #   Nokian Renkaat Oyj.......... 613,904   19,949,439            0.6%
         Orion Oyj Class B........... 409,240   13,381,757            0.4%
         Other Securities............          152,351,594            4.3%
                                              ------------           -----
     TOTAL FINLAND...................          252,525,982            7.3%
                                              ------------           -----

     FRANCE -- (10.4%)
         Eurofins Scientific SE......  46,767   13,173,549            0.4%
         Faurecia.................... 275,868   13,076,913            0.4%
         Lagardere SCA............... 610,002   19,581,595            0.6%
         Orpea....................... 195,864   12,901,987            0.4%
         Teleperformance............. 300,192   22,533,655            0.7%
         Other Securities............          331,430,602            9.4%
                                              ------------           -----
     TOTAL FRANCE....................          412,698,301           11.9%
                                              ------------           -----

     GERMANY -- (12.9%)
         Aareal Bank AG.............. 409,233   17,601,805            0.5%
         Deutsche Wohnen AG.......... 607,513   15,934,853            0.5%
     *   Dialog Semiconductor P.L.C.. 338,103   15,244,681            0.4%
         Duerr AG.................... 126,478   12,945,994            0.4%
         Freenet AG.................. 638,935   20,695,198            0.6%
         LANXESS AG.................. 291,702   15,569,479            0.5%
         MTU Aero Engines AG......... 239,900   23,583,738            0.7%
         Other Securities............          390,855,910           11.2%
                                              ------------           -----
     TOTAL GERMANY...................          512,431,658           14.8%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities............                  758            0.0%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------

IRELAND -- (2.1%)
    Glanbia P.L.C.........................    700,613 $ 13,037,498            0.4%
    Paddy Power P.L.C.....................    175,221   15,624,789            0.5%
    Smurfit Kappa Group P.L.C.............    546,377   16,728,135            0.5%
    Other Securities......................              36,834,337            1.0%
                                                      ------------           -----
TOTAL IRELAND.............................              82,224,759            2.4%
                                                      ------------           -----

ISRAEL -- (2.0%)
    Other Securities......................              81,404,420            2.3%
                                                      ------------           -----

ITALY -- (9.1%)
    Azimut Holding SpA....................    509,670   14,960,192            0.4%
*   Banca Popolare dell'Emilia Romagna SC.  2,429,723   19,986,485            0.6%
*   Banca Popolare di Milano Scarl........ 21,133,583   21,776,614            0.6%
*   Finmeccanica SpA......................  1,780,003   22,710,893            0.7%
*   Mediaset SpA..........................  2,550,189   13,106,979            0.4%
    Prysmian SpA..........................    991,595   20,221,631            0.6%
    Other Securities......................             248,713,043            7.1%
                                                      ------------           -----
TOTAL ITALY...............................             361,475,837           10.4%
                                                      ------------           -----

NETHERLANDS -- (5.1%)
    Aalberts Industries NV................    551,102   17,085,640            0.5%
#   ASM International NV..................    290,828   14,120,267            0.4%
    Delta Lloyd NV........................  1,039,486   19,657,852            0.6%
#   TNT Express NV........................  2,208,848   18,854,878            0.5%
    Other Securities......................             135,380,354            3.9%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             205,098,991            5.9%
                                                      ------------           -----

NORWAY -- (2.4%)
    Other Securities......................              93,897,505            2.7%
                                                      ------------           -----

PORTUGAL -- (1.2%)
    Other Securities......................              48,444,829            1.4%
                                                      ------------           -----

SPAIN -- (5.5%)
    Bolsas y Mercados Espanoles SHMSF SA..    400,008   17,895,102            0.5%
*   Gamesa Corp. Tecnologica SA...........  1,193,955   15,966,033            0.5%
*   Jazztel P.L.C.........................  1,097,205   15,841,804            0.5%
    Viscofan SA...........................    223,870   14,229,050            0.4%
    Other Securities......................             155,185,966            4.4%
                                                      ------------           -----
TOTAL SPAIN...............................             219,117,955            6.3%
                                                      ------------           -----

SWEDEN -- (8.1%)
    Other Securities......................             323,047,176            9.3%
                                                      ------------           -----

SWITZERLAND -- (11.9%)
    ams AG................................    372,640   20,259,450            0.6%
#*  Dufry AG..............................    115,350   16,960,705            0.5%
    Flughafen Zuerich AG..................     21,722   16,916,800            0.5%
    GAM Holding AG........................    914,388   20,629,496            0.6%
    Georg Fischer AG......................     21,948   15,523,924            0.5%
    Helvetia Holding AG...................     35,100   19,941,831            0.6%
    Logitech International SA.............    848,062   12,731,375            0.4%
    PSP Swiss Property AG.................    143,462   13,381,066            0.4%
    Straumann Holding AG..................     54,567   15,438,935            0.4%
#   Sulzer AG.............................    122,816   13,704,806            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

SWITZERLAND -- (Continued)
        Other Securities................            $  309,157,594            8.8%
                                                    --------------          ------
TOTAL SWITZERLAND.......................               474,645,982           13.7%
                                                    --------------          ------

UNITED STATES -- (0.0%)
        Other Securities................                 1,277,266            0.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             3,446,294,830           99.2%
                                                    --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
        Other Securities................                 9,326,137            0.3%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                 9,326,137            0.3%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

BELGIUM -- (0.0%)
        Other Securities................                   102,201            0.0%
                                                    --------------          ------

FRANCE -- (0.0%)
        Other Securities................                       772            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   102,973            0.0%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@    DFA Short Term Investment Fund.. 45,989,940    532,103,609           15.3%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,280,238,899)...............              $3,987,827,549          114.8%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Australia...................         -- $      141,148   --    $      141,148
  Austria.....................         --     85,070,661   --        85,070,661
  Belgium.....................         --    124,291,199   --       124,291,199
  Denmark.....................         --    168,500,403   --       168,500,403
  Finland.....................         --    252,525,982   --       252,525,982
  France...................... $  680,068    412,018,233   --       412,698,301
  Germany.....................         --    512,431,658   --       512,431,658
  Greece......................         --            758   --               758
  Ireland.....................         --     82,224,759   --        82,224,759
  Israel......................         --     81,404,420   --        81,404,420
  Italy.......................         --    361,475,837   --       361,475,837
  Netherlands.................         --    205,098,991   --       205,098,991
  Norway......................    920,889     92,976,616   --        93,897,505
  Portugal....................         --     48,444,829   --        48,444,829
  Spain.......................         --    219,117,955   --       219,117,955
  Sweden......................         --    323,047,176   --       323,047,176
  Switzerland.................     91,157    474,554,825   --       474,645,982
  United States...............  1,277,266             --   --         1,277,266
Preferred Stocks
  Germany.....................         --      9,326,137   --         9,326,137
Rights/Warrants
  Austria.....................         --             --   --                --
  Belgium.....................         --        102,201   --           102,201
  France......................         --            772   --               772
  Italy.......................         --             --   --                --
Securities Lending Collateral.         --    532,103,609   --       532,103,609
                               ---------- --------------   --    --------------
TOTAL......................... $2,969,380 $3,984,858,169   --    $3,987,827,549
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (76.2%)
Consumer Discretionary -- (8.7%)
#   Cineplex, Inc........................   280,635 $ 11,234,704            1.4%
#   Corus Entertainment, Inc. Class B....   466,216    7,168,095            0.9%
#   EnerCare, Inc........................   409,600    5,010,937            0.6%
*   Great Canadian Gaming Corp...........   295,000    5,782,636            0.7%
*   IMAX Corp............................   259,917    9,710,499            1.2%
    RONA, Inc............................   670,345    8,823,107            1.1%
    Other Securities.....................             42,592,078            5.5%
                                                    ------------           -----
Total Consumer Discretionary.............             90,322,056           11.4%
                                                    ------------           -----
Consumer Staples -- (3.0%)
    Maple Leaf Foods, Inc................   314,364    6,031,933            0.8%
    Other Securities.....................             25,248,604            3.1%
                                                    ------------           -----
Total Consumer Staples...................             31,280,537            3.9%
                                                    ------------           -----
Energy -- (19.7%)
*   Advantage Oil & Gas, Ltd............. 1,100,531    6,813,897            0.9%
#   Bonavista Energy Corp................ 1,017,776    7,010,127            0.9%
#   Bonterra Energy Corp.................   168,095    5,373,746            0.7%
#   Enbridge Income Fund Holdings, Inc...   238,555    7,685,564            1.0%
    Enerflex, Ltd........................   433,563    5,814,380            0.7%
    Ensign Energy Services, Inc..........   758,725    6,049,676            0.8%
*   Gran Tierra Energy, Inc.............. 1,395,612    5,216,917            0.7%
#   Mullen Group, Ltd....................   531,825    9,221,533            1.2%
*   NuVista Energy, Ltd..................   700,569    5,191,120            0.7%
#   Parkland Fuel Corp...................   402,377    8,784,592            1.1%
    Pason Systems, Inc...................   356,252    6,413,422            0.8%
#   Pengrowth Energy Corp................ 2,253,523    7,564,665            1.0%
    Precision Drilling Corp.............. 1,706,781   12,420,669            1.6%
    Secure Energy Services, Inc..........   577,554    8,166,657            1.0%
    ShawCor, Ltd.........................   196,296    6,646,242            0.8%
    Other Securities.....................             96,364,193           11.9%
                                                    ------------           -----
Total Energy.............................            204,737,400           25.8%
                                                    ------------           -----
Financials -- (6.0%)
#   Canadian Western Bank................   436,532   11,350,194            1.4%
    FirstService Corp....................   150,648    9,861,731            1.2%
    Laurentian Bank of Canada............   185,720    7,433,418            0.9%
    Other Securities.....................             33,494,826            4.3%
                                                    ------------           -----
Total Financials.........................             62,140,169            7.8%
                                                    ------------           -----
Health Care -- (1.0%)
    Other Securities.....................             10,130,560            1.3%
                                                    ------------           -----
Industrials -- (10.1%)
*   ATS Automation Tooling Systems, Inc..   517,130    5,704,932            0.7%
#   Badger Daylighting, Ltd..............   209,081    5,188,467            0.7%
#   Russel Metals, Inc...................   350,655    8,021,615            1.0%
    Stantec, Inc.........................   441,170   11,916,892            1.5%
    Toromont Industries, Ltd.............   368,725    9,599,380            1.2%
    Transcontinental, Inc. Class A.......   359,276    5,532,821            0.7%
    TransForce, Inc......................   427,809    9,662,491            1.2%
#   Westshore Terminals Investment Corp..   314,149    8,308,740            1.0%
    Other Securities.....................             40,790,277            5.2%
                                                    ------------           -----
Total Industrials........................            104,725,615           13.2%
                                                    ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
Information Technology -- (4.6%)
*     Celestica, Inc....................    917,607 $   11,202,943            1.4%
#*    Sierra Wireless, Inc..............    159,192      5,593,161            0.7%
      Other Securities..................                30,715,927            3.9%
                                                    --------------          ------
Total Information Technology............                47,512,031            6.0%
                                                    --------------          ------
Materials -- (17.8%)
#     Alamos Gold, Inc..................    730,480      5,049,485            0.6%
      AuRico Gold, Inc..................  1,603,169      5,594,150            0.7%
#*    B2Gold Corp.......................  4,190,189      6,563,993            0.8%
#     Dominion Diamond Corp.............    479,301      9,446,977            1.2%
      HudBay Minerals, Inc..............  1,368,604     13,532,901            1.7%
#*    IAMGOLD Corp......................  2,443,241      5,467,676            0.7%
*     Interfor Corp.....................    379,331      5,429,794            0.7%
*     New Gold, Inc.....................  1,955,326      6,563,672            0.8%
#     Norbord, Inc......................    249,680      5,037,060            0.6%
      Pan American Silver Corp..........    938,273      8,982,224            1.1%
      Stella-Jones, Inc.................    177,300      6,391,029            0.8%
      Other Securities..................               106,003,992           13.5%
                                                    --------------          ------
Total Materials.........................               184,062,953           23.2%
                                                    --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities..................                 3,965,101            0.5%
                                                    --------------          ------
Utilities -- (4.9%)
#     Algonquin Power & Utilities Corp..  1,037,615      8,454,004            1.1%
      Capital Power Corp................    511,209     10,529,253            1.3%
#     Northland Power, Inc..............    500,596      7,157,299            0.9%
#     Superior Plus Corp................    646,343      7,430,400            0.9%
      Other Securities..................                17,168,333            2.2%
                                                    --------------          ------
Total Utilities.........................                50,739,289            6.4%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................               789,615,711           99.5%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (23.8%)
(S)@  DFA Short Term Investment Fund.... 21,347,533    246,990,957           31.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,242,975,777)...............              $1,036,606,668          130.6%
                                                    ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $ 80,611,557 $  9,710,499   --    $   90,322,056
  Consumer Staples............   31,280,537           --   --        31,280,537
  Energy......................  204,706,342       31,058   --       204,737,400
  Financials..................   62,140,169           --   --        62,140,169
  Health Care.................   10,123,053        7,507   --        10,130,560
  Industrials.................  104,725,615           --   --       104,725,615
  Information Technology......   47,512,031           --   --        47,512,031
  Materials...................  184,056,930        6,023   --       184,062,953
  Telecommunication Services..    3,965,101           --   --         3,965,101
  Utilities...................   50,739,289           --   --        50,739,289
Securities Lending Collateral.           --  246,990,957   --       246,990,957
                               ------------ ------------   --    --------------
TOTAL......................... $779,860,624 $256,746,044   --    $1,036,606,668
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (92.7%)
BRAZIL -- (5.6%)
    AMBEV SA ADR........................................  4,741,571 $ 30,014,144            0.7%
    Cielo SA............................................  1,033,020   14,379,553            0.3%
    Other Securities....................................             208,131,208            4.8%
                                                                    ------------           -----
TOTAL BRAZIL............................................             252,524,905            5.8%
                                                                    ------------           -----

CANADA -- (0.0%)
    Other Securities....................................                 423,433            0.0%
                                                                    ------------           -----

CHILE -- (1.6%)
    Other Securities....................................              72,741,820            1.7%
                                                                    ------------           -----

CHINA -- (16.3%)
    Bank of China, Ltd. Class H......................... 56,936,100   39,012,786            0.9%
    China Construction Bank Corp. Class H............... 61,526,590   59,725,981            1.4%
    China Life Insurance Co., Ltd. ADR..................    308,012   22,383,232            0.5%
    China Mobile, Ltd...................................    918,661   65,619,955            1.5%
    China Overseas Land & Investment, Ltd...............  3,276,000   13,624,759            0.3%
#   CNOOC, Ltd. ADR.....................................    127,716   21,871,365            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 64,483,185   56,102,613            1.3%
#   PetroChina Co., Ltd. ADR............................    125,562   16,187,453            0.4%
    Ping An Insurance Group Co. of China, Ltd. Class H..  1,337,500   19,196,585            0.4%
    Tencent Holdings, Ltd...............................  3,916,400   80,830,072            1.8%
    Other Securities....................................             347,929,096            7.9%
                                                                    ------------           -----
TOTAL CHINA.............................................             742,483,897           16.9%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              26,230,019            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,815,968            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,532,068            0.1%
                                                                    ------------           -----

GREECE -- (0.4%)
    Other Securities....................................              19,149,070            0.4%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              11,506,605            0.3%
                                                                    ------------           -----

INDIA -- (8.6%)
    HDFC Bank, Ltd......................................  1,530,953   23,924,123            0.6%
    Infosys, Ltd........................................    440,014   13,439,946            0.3%
    Reliance Industries, Ltd............................  1,163,780   15,832,506            0.4%
    Tata Consultancy Services, Ltd......................    534,716   20,809,187            0.5%
    Other Securities....................................             319,057,572            7.2%
                                                                    ------------           -----
TOTAL INDIA.............................................             393,063,334            9.0%
                                                                    ------------           -----

INDONESIA -- (2.8%)
    Other Securities....................................             129,377,156            3.0%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------

MALAYSIA -- (4.1%)
#   Public Bank Bhd...........................  2,808,914 $ 15,356,169            0.4%
    Other Securities..........................             173,015,140            3.9%
                                                          ------------           -----
TOTAL MALAYSIA................................             188,371,309            4.3%
                                                          ------------           -----

MEXICO -- (4.9%)
    America Movil S.A.B. de C.V. Series L..... 39,883,990   41,802,539            1.0%
*   Cemex S.A.B. de C.V. Sponsored ADR........  1,626,890   15,650,679            0.4%
*   Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   16,229,770            0.4%
    Grupo Mexico S.A.B. de C.V. Series B......  4,297,411   13,279,902            0.3%
#*  Grupo Televisa S.A.B. Series CPO..........  2,556,698   18,614,468            0.4%
    Wal-Mart de Mexico S.A.B. de C.V..........  5,695,705   13,402,096            0.3%
    Other Securities..........................             104,209,021            2.3%
                                                          ------------           -----
TOTAL MEXICO..................................             223,188,475            5.1%
                                                          ------------           -----

PERU -- (0.3%)
    Other Securities..........................              13,386,411            0.3%
                                                          ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities..........................              69,001,020            1.6%
                                                          ------------           -----

POLAND -- (1.8%)
    KGHM Polska Miedz SA......................    376,746   13,209,656            0.3%
    Other Securities..........................              70,291,015            1.6%
                                                          ------------           -----
TOTAL POLAND..................................              83,500,671            1.9%
                                                          ------------           -----

RUSSIA -- (2.2%)
    Gazprom OAO Sponsored ADR.................  5,965,736   34,952,937            0.8%
    Lukoil OAO Sponsored ADR..................    266,454   13,630,589            0.3%
    Other Securities..........................              49,127,790            1.1%
                                                          ------------           -----
TOTAL RUSSIA..................................              97,711,316            2.2%
                                                          ------------           -----

SOUTH AFRICA -- (8.4%)
    Bidvest Group, Ltd. (The).................    576,359   15,621,670            0.4%
    FirstRand, Ltd............................  3,475,911   16,604,749            0.4%
    MTN Group, Ltd............................  1,959,760   39,349,851            0.9%
    Naspers, Ltd. Class N.....................    330,032   51,777,327            1.2%
    Sanlam, Ltd...............................  2,058,901   13,316,179            0.3%
    Sasol, Ltd. Sponsored ADR.................    609,116   24,516,919            0.6%
    Standard Bank Group, Ltd..................  1,306,010   19,143,405            0.4%
#   Steinhoff International Holdings, Ltd.....  3,065,957   19,454,345            0.4%
    Other Securities..........................             181,871,563            4.1%
                                                          ------------           -----
TOTAL SOUTH AFRICA............................             381,656,008            8.7%
                                                          ------------           -----

SOUTH KOREA -- (14.5%)
    Hana Financial Group, Inc.................    460,897   13,566,907            0.3%
    Hyundai Motor Co..........................    164,981   25,892,299            0.6%
#   NAVER Corp................................     31,665   19,147,137            0.4%
    Samsung Electronics Co., Ltd..............     82,708  108,500,799            2.5%
    Samsung Electronics Co., Ltd. GDR.........     49,372   32,377,547            0.7%
#   Shinhan Financial Group Co., Ltd..........    344,099   14,241,620            0.3%
    SK Holdings Co., Ltd......................     78,528   13,521,610            0.3%
    SK Hynix, Inc.............................    658,214   28,161,721            0.6%
    Other Securities..........................             404,262,086            9.3%
                                                          ------------           -----
TOTAL SOUTH KOREA.............................             659,671,726           15.0%
                                                          ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------

SPAIN -- (0.0%)
      Other Securities.............................            $    1,780,222            0.0%
                                                               --------------          ------

TAIWAN -- (14.5%)
      Fubon Financial Holding Co., Ltd.............  7,334,233     15,772,672            0.4%
      Hon Hai Precision Industry Co., Ltd.......... 12,085,302     36,212,960            0.8%
#     MediaTek, Inc................................  1,088,995     13,998,148            0.3%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    121,265,763            2.8%
      Other Securities.............................               471,057,849           10.7%
                                                               --------------          ------
TOTAL TAIWAN.......................................               658,307,392           15.0%
                                                               --------------          ------

THAILAND -- (2.5%)
      PTT PCL......................................  1,294,700     13,981,896            0.3%
      Other Securities.............................                97,793,372            2.3%
                                                               --------------          ------
TOTAL THAILAND.....................................               111,775,268            2.6%
                                                               --------------          ------

TURKEY -- (1.5%)
      Other Securities.............................                67,078,294            1.5%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             4,217,276,387           96.2%
                                                               --------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
      Banco Bradesco SA............................  2,812,914     30,024,831            0.7%
      Itau Unibanco Holding SA.....................  3,144,864     40,216,934            0.9%
*     Petroleo Brasileiro SA Sponsored ADR.........  1,791,306     15,548,536            0.4%
      Other Securities.............................                49,759,590            1.1%
                                                               --------------          ------
TOTAL BRAZIL.......................................               135,549,891            3.1%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                   319,799            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 4,736,975            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               140,606,665            3.2%
                                                               --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.............................                    39,220            0.0%
                                                               --------------          ------

                                                                  Value+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............... 16,320,475    188,827,897            4.3%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,236,138,647)..........................              $4,546,750,169          103.7%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  252,524,905             --   --    $  252,524,905
  Canada......................        423,433             --   --           423,433
  Chile.......................     72,741,820             --   --        72,741,820
  China.......................    158,844,860 $  583,639,037   --       742,483,897
  Colombia....................     26,230,019             --   --        26,230,019
  Czech Republic..............             --      8,815,968   --         8,815,968
  Egypt.......................      1,123,619      4,408,449   --         5,532,068
  Greece......................      1,737,439     17,411,631   --        19,149,070
  Hungary.....................             --     11,506,605   --        11,506,605
  India.......................     39,689,917    353,373,417   --       393,063,334
  Indonesia...................      2,487,008    126,890,148   --       129,377,156
  Malaysia....................             --    188,371,309   --       188,371,309
  Mexico......................    223,188,475             --   --       223,188,475
  Peru........................     13,386,411             --   --        13,386,411
  Philippines.................      2,988,792     66,012,228   --        69,001,020
  Poland......................             --     83,500,671   --        83,500,671
  Russia......................      1,835,385     95,875,931   --        97,711,316
  South Africa................     44,509,358    337,146,650   --       381,656,008
  South Korea.................     19,907,899    639,763,827   --       659,671,726
  Spain.......................      1,780,222             --   --         1,780,222
  Taiwan......................     17,765,252    640,542,140   --       658,307,392
  Thailand....................    111,775,268             --   --       111,775,268
  Turkey......................        816,648     66,261,646   --        67,078,294
Preferred Stocks
  Brazil......................    135,549,891             --   --       135,549,891
  Chile.......................        319,799             --   --           319,799
  Colombia....................      4,736,975             --   --         4,736,975
Bonds
  India.......................             --         39,220   --            39,220
Securities Lending Collateral.             --    188,827,897   --       188,827,897
                               -------------- --------------   --    --------------
TOTAL......................... $1,134,363,395 $3,412,386,774   --    $4,546,750,169
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (88.0%)
ARGENTINA -- (0.0%)
    Other Securities........................................             $          1            0.0%
                                                                         ------------           -----

BRAZIL -- (5.1%)
    Cia Hering..............................................   1,918,199   11,147,767            0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.   2,884,798   11,231,079            0.2%
    EDP -- Energias do Brasil SA............................   3,487,995   13,255,296            0.2%
    Equatorial Energia SA...................................   2,072,194   22,022,155            0.4%
    Estacio Participacoes SA................................   2,091,084   12,631,384            0.2%
    MRV Engenharia e Participacoes SA.......................   4,092,858   11,206,983            0.2%
    Odontoprev SA...........................................   3,083,796   10,746,895            0.2%
    Totvs SA................................................   1,381,462   15,960,667            0.3%
    Other Securities........................................              213,916,905            3.7%
                                                                         ------------           -----
TOTAL BRAZIL................................................              322,119,131            5.6%
                                                                         ------------           -----

CHILE -- (1.1%)
    Parque Arauco SA........................................   6,438,922   12,106,205            0.2%
    Vina Concha y Toro SA...................................   5,108,739   10,403,736            0.2%
    Other Securities........................................               50,104,244            0.9%
                                                                         ------------           -----
TOTAL CHILE.................................................               72,614,185            1.3%
                                                                         ------------           -----

CHINA -- (15.1%)
#   AviChina Industry & Technology Co., Ltd. Class H........  11,250,788   12,847,748            0.2%
    China Everbright, Ltd...................................   3,262,000   10,741,781            0.2%
#   China Power International Development, Ltd..............  17,297,000   11,039,494            0.2%
#*  GCL-Poly Energy Holdings, Ltd...........................  36,271,000   10,922,833            0.2%
#   Geely Automobile Holdings, Ltd..........................  28,845,000   16,264,076            0.3%
#   GOME Electrical Appliances Holding, Ltd.................  57,831,000   14,814,624            0.3%
#   Hanergy Thin Film Power Group, Ltd......................  20,252,000   18,821,317            0.3%
    Huabao International Holdings, Ltd......................  10,704,014   12,023,205            0.2%
    KWG Property Holding, Ltd...............................  10,280,950   10,427,425            0.2%
#*  Semiconductor Manufacturing International Corp.......... 123,898,000   13,654,349            0.2%
    Shenzhen International Holdings, Ltd....................   5,663,251   10,644,831            0.2%
    Sunac China Holdings, Ltd...............................  11,569,000   15,272,123            0.3%
    Yuexiu Property Co., Ltd................................  47,444,284   11,601,135            0.2%
    Other Securities........................................              791,869,574           13.8%
                                                                         ------------           -----
TOTAL CHINA.................................................              960,944,515           16.8%
                                                                         ------------           -----

COLOMBIA -- (0.1%)
    Other Securities........................................                3,550,424            0.1%
                                                                         ------------           -----

GREECE -- (0.4%)
    Other Securities........................................               25,310,772            0.4%
                                                                         ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                  284,020            0.0%
                                                                         ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                  557,616            0.0%
                                                                         ------------           -----

INDIA -- (11.9%)
    Aurobindo Pharma, Ltd...................................     564,009   11,403,870            0.2%
    UPL, Ltd................................................   2,016,992   15,608,778            0.3%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------

INDIA -- (Continued)
    Other Securities........................................           $733,657,080           12.8%
                                                                       ------------           -----
TOTAL INDIA.................................................            760,669,728           13.3%
                                                                       ------------           -----

INDONESIA -- (2.6%)
    Other Securities........................................            164,093,368            2.9%
                                                                       ------------           -----

ISRAEL -- (0.0%)
    Other Securities........................................                      2            0.0%
                                                                       ------------           -----

MALAYSIA -- (4.2%)
    Other Securities........................................            264,308,633            4.6%
                                                                       ------------           -----

MEXICO -- (3.4%)
#*  Alsea S.A.B. de C.V..................................... 6,827,551   20,515,585            0.4%
#*  Banregio Grupo Financiero S.A.B. de C.V................. 1,872,632   10,741,208            0.2%
    Gruma S.A.B. de C.V. Class B............................ 1,044,764   12,585,926            0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   15,040,973            0.3%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......    83,510   12,073,041            0.2%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,105,467   12,681,671            0.2%
    Other Securities........................................            134,043,780            2.3%
                                                                       ------------           -----
TOTAL MEXICO................................................            217,682,184            3.8%
                                                                       ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities........................................             96,518,288            1.7%
                                                                       ------------           -----

POLAND -- (1.8%)
    Asseco Poland SA........................................   656,782   11,064,590            0.2%
    Other Securities........................................            100,664,386            1.8%
                                                                       ------------           -----
TOTAL POLAND................................................            111,728,976            2.0%
                                                                       ------------           -----

SOUTH AFRICA -- (7.8%)
    Aeci, Ltd...............................................   979,021   10,669,446            0.2%
    AVI, Ltd................................................ 3,387,560   23,213,772            0.4%
    Barloworld, Ltd......................................... 1,788,330   14,266,381            0.3%
#   Clicks Group, Ltd....................................... 2,945,417   22,572,685            0.4%
    DataTec, Ltd............................................ 2,032,779   10,557,557            0.2%
    EOH Holdings, Ltd....................................... 1,023,222   13,884,127            0.2%
    Foschini Group, Ltd. (The).............................. 1,310,636   19,405,896            0.3%
    Nampak, Ltd............................................. 3,972,148   14,225,647            0.3%
*   Northam Platinum, Ltd................................... 3,323,252   13,660,213            0.2%
    Pioneer Foods, Ltd......................................   694,897   10,857,399            0.2%
    PSG Group, Ltd..........................................   893,140   14,664,344            0.3%
*   Sappi, Ltd.............................................. 5,674,304   23,312,735            0.4%
    Sibanye Gold, Ltd....................................... 5,551,739   13,175,949            0.2%
    Spar Group, Ltd. (The).................................. 1,684,649   26,983,203            0.5%
    Sun International, Ltd.................................. 1,095,261   12,176,813            0.2%
*   Telkom SA SOC, Ltd...................................... 2,122,029   14,587,340            0.3%
    Other Securities........................................            237,823,780            4.1%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            496,037,287            8.7%
                                                                       ------------           -----

SOUTH KOREA -- (13.9%)
    DGB Financial Group, Inc................................ 1,001,145   11,301,148            0.2%
#*  Hanmi Pharm Co., Ltd....................................    35,574   12,439,158            0.2%
    Other Securities........................................            859,874,371           15.1%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            883,614,677           15.5%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              Percentage
                                                Value++     of Net Assets**
                                         -      -------     ---------------

            TAIWAN -- (13.3%)
                    Other Securities....     $  849,922,462           14.9%
                                             --------------           -----

            THAILAND -- (3.8%)
                    Other Securities....        242,671,910            4.2%
                                             --------------           -----

            TURKEY -- (2.0%)
                    Other Securities....        128,638,540            2.3%
                                             --------------           -----
            TOTAL COMMON STOCKS.........      5,601,266,719           98.1%
                                             --------------           -----

            PREFERRED STOCKS -- (0.9%)
            BRAZIL -- (0.8%)
                    Other Securities....         56,395,954            1.0%
                                             --------------           -----

            CHILE -- (0.0%)
                    Other Securities....             29,425            0.0%
                                             --------------           -----

            COLOMBIA -- (0.1%)
                    Other Securities....          3,718,338            0.1%
                                             --------------           -----
            TOTAL PREFERRED STOCKS......         60,143,717            1.1%
                                             --------------           -----

            RIGHTS/WARRANTS -- (0.0%)
            BRAZIL -- (0.0%)
                    Other Securities....            327,285            0.0%
                                             --------------           -----

            CHINA -- (0.0%)
                    Other Securities....             77,211            0.0%
                                             --------------           -----

            INDONESIA -- (0.0%)
                    Other Securities....              1,864            0.0%
                                             --------------           -----

            MALAYSIA -- (0.0%)
                    Other Securities....            214,045            0.0%
                                             --------------           -----

            POLAND -- (0.0%)
                    Other Securities....                 --            0.0%
                                             --------------           -----

            SOUTH AFRICA -- (0.0%)
                    Other Securities....             16,404            0.0%
                                             --------------           -----

            SOUTH KOREA -- (0.0%)
                    Other Securities....             99,945            0.0%
                                             --------------           -----

            TAIWAN -- (0.0%)
                    Other Securities....             92,328            0.0%
                                             --------------           -----

            THAILAND -- (0.0%)
                    Other Securities....            197,559            0.0%
                                             --------------           -----
            TOTAL RIGHTS/WARRANTS.......          1,026,641            0.0%
                                             --------------           -----


THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                          Shares/
                                           Face                      Percentage
                                          Amount        Value+     of Net Assets**
                                          -------       ------     ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@    DFA Short Term Investment Fund.. 60,848,054 $  704,011,988           12.4%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,717,151,356)...............              $6,366,449,065          111.6%
                                                    ==============          ======

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................  322,119,131             --   --       322,119,131
  Chile.......................   72,614,185             --   --        72,614,185
  China.......................    2,731,019 $  958,213,496   --       960,944,515
  Colombia....................    3,550,424             --   --         3,550,424
  Greece......................    3,492,669     21,818,103   --        25,310,772
  Hong Kong...................           --        284,020   --           284,020
  Hungary.....................           --        557,616   --           557,616
  India.......................    1,224,511    759,445,217   --       760,669,728
  Indonesia...................    1,620,388    162,472,980   --       164,093,368
  Israel......................           --              2   --                 2
  Malaysia....................           --    264,308,633   --       264,308,633
  Mexico......................  217,628,844         53,340   --       217,682,184
  Philippines.................           --     96,518,288   --        96,518,288
  Poland......................           --    111,728,976   --       111,728,976
  South Africa................   12,583,204    483,454,083   --       496,037,287
  South Korea.................    3,423,242    880,191,435   --       883,614,677
  Taiwan......................        6,471    849,915,991   --       849,922,462
  Thailand....................  242,328,057        343,853   --       242,671,910
  Turkey......................    1,043,585    127,594,955   --       128,638,540
Preferred Stocks
  Brazil......................   56,395,954             --   --        56,395,954
  Chile.......................       29,425             --   --            29,425
  Colombia....................    3,718,338             --   --         3,718,338
Rights/Warrants
  Brazil......................           --        327,285   --           327,285
  China.......................           --         77,211   --            77,211
  Indonesia...................           --          1,864   --             1,864
  Malaysia....................           --        214,045   --           214,045
  Poland......................           --             --   --                --
  South Africa................           --         16,404   --            16,404
  South Korea.................           --         99,945   --            99,945
  Taiwan......................           --         92,328   --            92,328
  Thailand....................           --        197,559   --           197,559
Securities Lending Collateral.           --    704,011,988   --       704,011,988
                               ------------ --------------   --    --------------
TOTAL......................... $944,509,448 $5,421,939,617   --    $6,366,449,065
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*    Series       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,522,511, $1,157,398,
 $256,936 and $318,273 of securities on loan,
 respectively)..............................................  $19,092,468    $ 9,946,140   $2,600,276   $1,404,158
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................    1,241,986      1,137,773      271,135      331,445
Foreign Currencies at Value.................................           --         15,194        2,111        4,354
Cash........................................................           --         12,303        1,794          392
Receivables:
  Investment Securities Sold................................       33,393         14,241        1,201        1,617
  Dividends and Tax Reclaims................................       19,016         38,821       21,740        2,026
  Securities Lending Income.................................          503          1,830          416          337
Unrealized Gain on Foreign Currency Contracts...............           --             --           --            8
Prepaid Expenses and Other Assets...........................           34             19            5            4
                                                              -----------    -----------   ----------   ----------
     Total Assets...........................................   20,387,400     11,166,321    2,898,678    1,744,341
                                                              -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................    1,241,986      1,137,773      271,135      331,445
  Investment Securities Purchased...........................       29,995          7,672          774          933
  Due to Advisor............................................        1,575          1,624          216          112
  Line of Credit............................................        1,888             --           --           --
Unrealized Loss on Foreign Currency Contracts...............           --             67            2           12
Accrued Expenses and Other Liabilities......................          753            558          209          109
                                                              -----------    -----------   ----------   ----------
     Total Liabilities......................................    1,276,197      1,147,694      272,336      332,611
                                                              -----------    -----------   ----------   ----------
NET ASSETS..................................................  $19,111,203    $10,018,627   $2,626,342   $1,411,730
                                                              ===========    ===========   ==========   ==========
Investments at Cost.........................................  $12,431,879    $ 8,613,854   $2,383,863   $1,399,326
                                                              ===========    ===========   ==========   ==========
Foreign Currencies at Cost..................................  $        --    $    14,837   $    2,114   $    4,298
                                                              ===========    ===========   ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $87,976,
 $499,796, $243,646, $282,593 and
 $981,433 of securities on loan,
 respectively)..............................  $2,077,877   $3,455,724   $  789,616    $4,357,922     $5,662,437
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      94,586      532,104      246,991       188,828        704,012
Foreign Currencies at Value.................       3,758        7,637        2,644        14,796         33,241
Cash........................................         785        2,805        1,601        12,047         22,910
Receivables:
  Investment Securities Sold................       2,025        5,284        1,166           664         10,393
  Dividends and Tax Reclaims................      14,399        5,412          792         5,098          8,616
  Securities Lending Income.................         155        1,191          211           531          3,029
Unrealized Gain on Foreign Currency
 Contracts..................................          --            2           --            19              6
Prepaid Expenses and Other Assets...........           4            3            3            10             13
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,193,589    4,010,162    1,043,024     4,579,915      6,444,657
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      94,586      532,104      246,991       188,828        704,012
  Investment Securities Purchased...........       1,541        4,768        2,160         5,035         32,484
  Due to Advisor............................         168          279           62           353            916
Unrealized Loss on Foreign Currency
 Contracts..................................           3           10           --             4             19
Accrued Expenses and Other Liabilities......         102          147           46           315            495
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      96,400      537,308      249,259       194,535        737,926
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $2,097,189   $3,472,854   $  793,765    $4,385,380     $5,706,731
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,520,938   $2,748,135   $  995,985    $3,047,311     $5,013,139
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    3,747   $    7,502   $    2,650    $   14,615     $   33,152
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           The Japanese   The Asia
                                                                  The U.S.      The DFA       Small     Pacific Small
                                                                 Large Cap   International   Company       Company
                                                                Value Series Value Series     Series       Series
                                                                ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Taxes Withheld of $3, $12,775, $2,741 and
   $517, respectively).........................................   $208,039     $156,645      $ 24,716     $ 23,251
  Income from Securities Lending...............................      2,096        4,292         2,321        1,937
                                                                  --------     --------      --------     --------
     Total Investment Income...................................    210,135      160,937        27,037       25,188
                                                                  --------     --------      --------     --------
Expenses
  Investment Advisory Services Fees............................      9,339        9,382         1,241          672
  Accounting & Transfer Agent Fees.............................        473          243            65           39
  Custodian Fees...............................................         94          439           257          168
  Shareholders' Reports........................................         17           10             3            1
  Directors'/Trustees' Fees & Expenses.........................         69           35             9            5
  Professional Fees............................................        174           90            23           13
  Other........................................................         67           47            12           11
                                                                  --------     --------      --------     --------
     Total Expenses............................................     10,233       10,246         1,610          909
                                                                  --------     --------      --------     --------
  Fees Paid Indirectly (Note C)................................         --           (9)           (2)          (1)
                                                                  --------     --------      --------     --------
  Net Expenses.................................................     10,233       10,237         1,608          908
                                                                  --------     --------      --------     --------
  Net Investment Income (Loss).................................    199,902      150,700        25,429       24,280
                                                                  --------     --------      --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................    507,551      148,593        42,603      (19,288)
    Futures....................................................        (43)          --            --           --
    Foreign Currency Transactions..............................         --       (4,540)       (1,039)        (650)
    In-Kind Redemptions........................................         --           --        27,130       18,027
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     (5,160)     275,751        91,794         (355)
    Translation of Foreign Currency Denominated Amounts........         --        1,045           403            9
                                                                  --------     --------      --------     --------
  Net Realized and Unrealized Gain (Loss)......................    502,348      420,849       160,891       (2,257)
                                                                  --------     --------      --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $702,250     $571,549      $186,320     $ 22,023
                                                                  ========     ========      ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Taxes Withheld of $119,
   $4,657, $1,638, $4,395 and $3,746,
   respectively)...................................  $ 35,515   $ 31,425     $  9,329     $ 31,791     $ 34,315
  Interest.........................................        --         --           --            6           --
  Income from Securities Lending...................       417      4,586        1,349        2,529       15,318
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    35,932     36,011       10,678       34,326       49,633
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Advisory Services Fees................       996      1,594          386        2,076        5,035
  Accounting & Transfer Agent Fees.................        53         86           20          111          133
  Custodian Fees...................................        51        249           33          893        1,404
  Shareholders' Reports............................         2          4            1            4            5
  Directors'/Trustees' Fees & Expenses.............         7         12            3           15           18
  Professional Fees................................        20         32            8           64           86
  Other............................................        11         20            3           19           22
                                                     --------   --------     --------     --------     --------
     Total Expenses................................     1,140      1,997          454        3,182        6,703
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)....................        (1)        (5)          (1)         (11)         (12)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................     1,139      1,992          453        3,171        6,691
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    34,793     34,019       10,225       31,155       42,942
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*....................    43,859     99,487       13,617       (7,327)     132,652
    Futures........................................        --     (4,875)          --        2,468           --
    Foreign Currency Transactions..................      (522)      (870)        (151)      (1,048)      (1,041)
    In-Kind Redemptions............................    42,293     58,734        8,042           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................    52,439    185,597      (67,248)      86,790      166,350
    Translation of Foreign Currency Denominated
     Amounts.......................................       314        133           17           30          146
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........   138,383    338,206      (45,723)      80,913      298,107
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.........................  $173,176   $372,225     $(35,498)    $112,068     $341,049
                                                     ========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                         The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                  Series                 Value Series           Company Series
                                         ------------------------  -----------------------  ----------------------
                                         Six Months       Year     Six Months      Year     Six Months     Year
                                            Ended        Ended        Ended       Ended        Ended      Ended
                                          April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                            2015          2014        2015         2014        2015        2014
                                         -----------  -----------  -----------  ----------  ----------- ----------
                                         (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   199,902  $   318,905  $   150,700  $  419,781  $   25,429  $   40,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........     507,551      755,725      148,593     173,096      42,603      97,004
    Futures.............................         (43)          --           --          --          --          --
    Foreign Currency
     Transactions.......................          --           --       (4,540)     (1,763)     (1,039)       (567)
    In-Kind Redemptions.................          --           --           --          --      27,130          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................      (5,160)   1,319,300      275,751    (672,491)     91,794     (82,784)
    Translation of Foreign Currency
     Denominated Amounts................          --           --        1,045      (1,379)        403        (535)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     702,250    2,393,930      571,549     (82,756)    186,320      53,246
                                         -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions.........................     903,568    1,721,914      472,098   1,022,273      81,258     296,221
  Withdrawals...........................    (871,297)    (578,150)    (368,686)   (387,981)   (146,645)   (125,682)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest..........      32,271    1,143,764      103,412     634,292     (65,387)    170,539
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease)
      in Net Assets.....................     734,521    3,537,694      674,961     551,536     120,933     223,785
Net Assets
  Beginning of Period...................  18,376,682   14,838,988    9,343,666   8,792,130   2,505,409   2,281,624
                                         -----------  -----------  -----------  ----------  ----------  ----------
  End of Period......................... $19,111,203  $18,376,682  $10,018,627  $9,343,666  $2,626,342  $2,505,409
                                         ===========  ===========  ===========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                              Company Series          Company Series           Company Series
                                          ----------------------  ----------------------   ----------------------
                                          Six Months     Year     Six Months      Year     Six Months     Year
                                             Ended      Ended        Ended       Ended        Ended      Ended
                                           April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                             2015        2014        2015         2014        2015        2014
                                          ----------- ----------  -----------  ----------  ----------- ----------
                                          (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   24,280  $   55,094  $   34,793   $   62,544  $   34,019  $   81,827
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........    (19,288)        882      43,859      111,297      99,487     116,406
    Futures..............................         --          --          --           --      (4,875)     (1,000)
    Foreign Currency Transactions........       (650)        (18)       (522)        (238)       (870)       (321)
    In-Kind Redemptions..................     18,027          --      42,293           --      58,734          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................       (355)   (101,865)     52,439     (148,584)    185,597    (269,561)
    Translation of Foreign Currency
     Denominated Amounts.................          9         (11)        314          (41)        133        (151)
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................     22,023     (45,918)    173,176       24,978     372,225     (72,800)
                                          ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................     74,303     315,024      12,033       17,172     194,991     106,051
  Withdrawals............................   (138,382)    (80,818)    (83,918)     (34,539)   (246,639)    (98,740)
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........    (64,079)    234,206     (71,885)     (17,367)    (51,648)      7,311
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................    (42,056)    188,288     101,291        7,611     320,577     (65,489)
Net Assets
  Beginning of Period....................  1,453,786   1,265,498   1,995,898    1,988,287   3,152,277   3,217,766
                                          ----------  ----------  ----------   ----------  ----------  ----------
  End of Period.......................... $1,411,730  $1,453,786  $2,097,189   $1,995,898  $3,472,854  $3,152,277
                                          ==========  ==========  ==========   ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Canadian Small    The Emerging Markets    The Emerging Markets
                                             Company Series             Series             Small Cap Series
                                          --------------------  ----------------------  ----------------------
                                          Six Months    Year    Six Months     Year     Six Months     Year
                                             Ended     Ended       Ended      Ended        Ended      Ended
                                           April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                             2015       2014       2015        2014        2015        2014
                                          ----------- --------  ----------- ----------  ----------- ----------
                                          (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...........  $ 10,225   $ 20,745  $   31,155  $   99,780  $   42,942  $  110,728
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........    13,617     (2,865)     (7,327)    (24,811)    132,652     101,054
    Futures..............................        --         --       2,468          --          --          --
    Foreign Currency Transactions........      (151)        86      (1,048)       (653)     (1,041)       (980)
    In-Kind Redemptions..................     8,042         --          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   (67,248)   (64,673)     86,790      12,344     166,350      20,955
    Translation of Foreign Currency
     Denominated Amounts.................        17          5          30         (12)        146        (139)
                                           --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   (35,498)   (46,702)    112,068      86,648     341,049     231,618
                                           --------   --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................    15,605    159,436     428,908     527,157     577,542     773,201
  Withdrawals............................   (35,771)    (4,509)   (341,047)   (194,514)   (133,298)   (174,904)
                                           --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........   (20,166)   154,927      87,861     332,643     444,244     598,297
                                           --------   --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   (55,664)   108,225     199,929     419,291     785,293     829,915
Net Assets
  Beginning of Period....................   849,429    741,204   4,185,451   3,766,160   4,921,438   4,091,523
                                           --------   --------  ----------  ----------  ----------  ----------
  End of Period..........................  $793,765   $849,429  $4,385,380  $4,185,451  $5,706,731  $4,921,438
                                           ========   ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                  The U.S. Large Cap Value Series
                                           -----------------------------------------------------------------------------
                                             Six Months        Year         Year         Year        Year        Year
                                               Ended          Ended        Ended        Ended       Ended       Ended
                                             April 30,       Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                2015           2014         2013         2012        2011        2010
                                           ------------------------------------------------------------------------------
                                           (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................        3.83%(D)       15.67%       35.68%       18.31%       5.69%      19.96%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $19,111,203     $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.14%(E)        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate...................           8%(D)          15%          15%          10%         14%         28%
-------------------------------------------------------------------------------------------------------------------------

                                                                The DFA International Value Series
                                           ----------------------------------------------------------------------------
                                             Six Months        Year        Year        Year         Year        Year
                                               Ended          Ended       Ended       Ended        Ended       Ended
                                             April 30,       Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                2015           2014        2013        2012         2011        2010
                                           -----------------------------------------------------------------------------
                                           (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Total Return..............................        5.89%(D)      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $10,018,627     $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets...        0.22%(E)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.22%(E)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average
 Net Assets...............................        3.21%(E)       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate...................           9%(D)         17%          15%         14%          9%          20%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The Japanese Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012        2011        2010
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       7.52%(D)       2.46%      30.62%       0.54%      10.07%       0.72%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,626,342     $2,505,409  $2,281,624  $1,686,731  $1,502,815  $1,211,600
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.05%(E)       1.71%       1.87%       2.17%       2.07%       1.95%
Portfolio Turnover Rate............................          4%(D)          9%         16%          7%          5%         10%
------------------------------------------------------------------------------------------------------------------------------

                                                                          The Asia Pacific Small Company Series
                                                         -----------------------------------------------------------------------
                                                           Six Months       Year        Year        Year        Year      Year
                                                             Ended         Ended       Ended       Ended       Ended     Ended
                                                           April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,
                                                              2015          2014        2013        2012        2011      2010
                                                         ------------------------------------------------------------------------
                                                         (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return............................................       1.83%(D)      (3.46)%      10.97%       7.48%    (5.15)%    28.91%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,411,730     $1,453,786   $1,265,498  $1,003,860  $906,734   $935,138
Ratio of Expenses to Average Net Assets.................       0.14%(E)       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................       0.14%(E)       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Net Investment Income to Average Net Assets....       3.61%(E)       3.96%        4.64%       4.26%     3.78%      3.64%
Portfolio Turnover Rate.................................          4%(D)          7%           9%         18%       17%        18%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     The United Kingdom Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012        2011        2010
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       8.73%(D)       1.22%      37.42%      23.41%       0.20%      25.94%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,097,189     $1,995,898  $1,988,287  $1,464,838  $1,133,845  $1,036,694
Ratio of Expenses to Average Net Assets............       0.11%(E)       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.11%(E)       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average
 Net Assets........................................       3.49%(E)       2.98%       3.29%       3.37%       3.76%       2.86%
Portfolio Turnover Rate............................          5%(D)          8%         17%          6%          7%         15%
------------------------------------------------------------------------------------------------------------------------------

                                                                        The Continental Small Company Series
                                                    ---------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year         Year        Year
                                                        Ended         Ended       Ended       Ended        Ended       Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015          2014        2013        2012         2011        2010
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................      11.90%(D)      (2.25)%      43.67%       2.29%     (10.75)%      15.37%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $3,472,854     $3,152,277   $3,217,766  $2,245,179  $2,001,763   $2,072,484
Ratio of Expenses to Average Net Assets............       0.12%(E)       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.13%(E)       2.40%        2.67%       3.15%       2.72%        2.24%
Portfolio Turnover Rate............................          8%(D)         13%          13%          9%         10%          12%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                              The Canadian Small Company Series
                                                              ----------------------------------------------------------------
                                                                   Six
                                                                 Months        Year      Year       Year      Year      Year
                                                                  Ended       Ended     Ended      Ended     Ended     Ended
                                                                April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                  2015         2014      2013       2012      2011      2010
                                                              -----------------------------------------------------------------
                                                              (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.................................................    (3.99)%(D)    (3.83)%     5.71%    (2.51)%     0.27%    43.17%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $793,765      $849,429   $741,204  $689,086   $736,262  $663,722
Ratio of Expenses to Average Net Assets......................     0.12%(E)      0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................     0.12%(E)      0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Net Investment Income to Average Net Assets.........     2.65%(E)      2.42%      2.99%     2.29%      1.72%     1.05%
Portfolio Turnover Rate......................................       14%(D)         5%        14%       22%        24%       10%
-------------------------------------------------------------------------------------------------------------------------------

                                                                            The Emerging Markets Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year         Year        Year
                                                        Ended        Ended       Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012         2011        2010
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       2.51%(D)       1.74%       6.99%       4.55%      (6.44)%      27.04%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,385,380     $4,185,451  $3,766,160  $2,913,307  $2,439,981   $2,529,493
Ratio of Expenses to Average Net Assets............       0.15%(E)       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.15%(E)       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.50%(E)       2.51%       2.38%       2.55%       2.48%        2.18%
Portfolio Turnover Rate............................          5%(D)          5%          4%          5%         16%          12%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Emerging Markets Small Cap Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year         Year        Year
                                                        Ended        Ended       Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012         2011        2010
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       6.34%(D)       5.60%       9.41%       7.19%     (12.94)%      41.96%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $5,706,731     $4,921,438  $4,091,523  $2,953,350  $1,874,926   $1,881,356
Ratio of Expenses to Average Net Assets............       0.27%(E)       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.27%(E)       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.71%(E)       2.48%       2.37%       2.48%       2.32%        2.16%
Portfolio Turnover Rate............................          7%(D)          9%         11%         13%         18%          15%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2015, The Asia Pacific Small Company Series and The Canadian Small Company Series had significant transfers of securities with a total value of $15,202 and $9,741 (in thousands), respectively, that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification. The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $308,851 and $436,039 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the six months ended April 30, 2015, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $ 9
              The Japanese Small Company Series.......      2
              The Asia Pacific Small Company Series...      1
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      5
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............     11
              The Emerging Markets Small Cap Series...     12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $433
                 The DFA International Value Series......  301
                 The Japanese Small Company Series.......   69
                 The Asia Pacific Small Company Series...   36
                 The United Kingdom Small Company Series.   47
                 The Continental Small Company Series....   85
                 The Canadian Small Company Series.......   21
                 The Emerging Markets Series.............  112
                 The Emerging Markets Small Cap Series...   86

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,876,981 $1,547,472
         The DFA International Value Series......  1,099,991    865,669
         The Japanese Small Company Series.......    128,743    106,644
         The Asia Pacific Small Company Series...     56,115     61,192
         The United Kingdom Small Company Series.    120,380     90,137
         The Continental Small Company Series....    369,817    266,352
         The Canadian Small Company Series.......    119,860    105,224
         The Emerging Markets Series.............    334,449    221,180
         The Emerging Markets Small Cap Series...    826,271    357,066

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $13,674,059  $6,899,359   $(238,964)    $6,660,395
The DFA International Value Series......   9,766,477   1,937,162    (619,726)     1,317,436
The Japanese Small Company Series.......   2,684,771     443,575    (256,935)       186,640
The Asia Pacific Small Company Series...   1,764,558     325,578    (354,533)       (28,955)
The United Kingdom Small Company Series.   1,635,780     689,235    (152,552)       536,683
The Continental Small Company Series....   3,286,528   1,092,949    (391,649)       701,300
The Canadian Small Company Series.......   1,245,574      96,115    (305,082)      (208,967)
The Emerging Markets Series.............   3,250,119   1,627,866    (331,235)     1,296,631
The Emerging Markets Small Cap Series...   5,761,467   1,384,708    (779,726)       604,982

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2015 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                                  Equity
                                                    Total          Contracts
                                                ---------      -------------
         The U.S. Large Cap Value Series*......  $   (43)         $   (43)
         The Continental Small Company Series*.   (4,875)          (4,875)
         The Emerging Markets Series*..........    2,468            2,468

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.90%       $30,227         39        $29       $162,215
The DFA International Value Series....     0.87%         4,061         12          1         18,742
The Japanese Small Company Series.....     0.87%        10,743          5          1         17,597
The Asia Pacific Small Company Series.     0.86%         2,828         24          2         10,948
The United Kingdom Small Company
  Series..............................     0.84%           277          6         --            903
The Continental Small Company Series..     0.86%           247          7         --            630
The Emerging Markets Series...........     0.86%        13,853          9          3         73,594
The Emerging Markets Small Cap Series.     0.85%         6,081         10          1         21,081

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Series' available line of credit was utilized.

   At April 30, 2015, The U.S. Large Cap Value Series had loans outstanding in the amount of $1,884 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                       Market
                                                       Value
                                                      --------
                  The U.S. Large Cap Value Series.... $311,578
                  The DFA International Value Series.   71,641

                                                        Market
                                                        Value
                                                       --------
                The Asia Pacific Small Company Series. $ 16,071
                The Canadian Small Company Series.....   11,323
                The Emerging Markets Series...........  114,557
                The Emerging Markets Small Cap Series.  353,905

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the six months ended April 30, 2015, the Series realized net gains (losses) of in-kind redemptions as follows:

                The Japanese Small Company Series....... $27,130
                The Asia Pacific Small Company Series...  18,027
                The United Kingdom Small Company Series.  42,293
                The Continental Small Company Series....  58,734
                The Canadian Small Company Series.......   8,042

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2015
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/14  04/30/15    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return                       $1,000.00 $1,030.70    0.16%    $0.81
Hypothetical 5% Annual Return            $1,000.00 $1,024.00    0.16%    $0.80

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   7.5%
              Consumer Staples.............................   5.0%
              Energy.......................................  11.3%
              Financials...................................  35.2%
              Health Care..................................   0.3%
              Industrials..................................  11.8%
              Information Technology.......................   7.9%
              Materials....................................  17.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.5%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (5.3%)
    Banco do Brasil SA..................................  10,290,573 $   90,919,216            0.5%
    BM&FBovespa SA......................................  27,909,603    114,956,496            0.6%
    JBS SA..............................................  20,523,530    105,854,945            0.6%
#*  Petroleo Brasileiro SA ADR..........................  18,793,125    178,534,687            0.9%
#   Vale SA Sponsored ADR...............................  21,211,590    162,905,011            0.9%
    Other Securities....................................                452,518,870            2.2%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,105,689,225            5.7%
                                                                     --------------           -----
CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,733,186    101,878,715            0.5%
    Other Securities....................................                210,606,403            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                312,485,118            1.6%
                                                                     --------------           -----
CHINA -- (16.2%)
    Agricultural Bank of China, Ltd. Class H............ 213,701,000    120,584,047            0.6%
    Bank of China, Ltd. Class H......................... 645,684,898    442,425,220            2.3%
    China Construction Bank Corp. Class H............... 542,030,940    526,168,114            2.7%
#   China Petroleum & Chemical Corp. ADR................   1,111,578    105,010,755            0.6%
#   China Unicom Hong Kong, Ltd.........................   7,257,121    136,361,303            0.7%
    Industrial & Commercial Bank of China, Ltd. Class H. 302,174,996    262,902,754            1.4%
    Other Securities....................................              1,774,823,930            9.1%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,368,276,123           17.4%
                                                                     --------------           -----
COLOMBIA -- (0.2%)
    Other Securities....................................                 33,660,713            0.2%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 49,374,494            0.3%
                                                                     --------------           -----
GREECE -- (0.1%)
    Other Securities....................................                 14,646,197            0.1%
                                                                     --------------           -----
HUNGARY -- (0.4%)
    OTP Bank P.L.C......................................   3,610,341     79,832,596            0.4%
    Other Securities....................................                 10,561,825            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 90,394,421            0.5%
                                                                     --------------           -----
INDIA -- (8.1%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    182,778,346            1.0%
    Reliance Industries, Ltd............................  21,052,676    286,408,617            1.5%
    State Bank of India.................................  19,322,648     81,886,575            0.4%
    Other Securities....................................              1,141,919,240            5.8%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,692,992,778            8.7%
                                                                     --------------           -----
INDONESIA -- (2.5%)
    Other Securities....................................                508,991,313            2.6%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                      2,636            0.0%
                                                                     --------------           -----

MALAYSIA -- (3.6%)
    Other Securities....................................                748,363,794            3.9%
                                                                     --------------           -----

MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Class A.........................  43,462,954     88,246,058            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------

MEXICO -- (Continued)
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  16,004,718 $  153,965,388            0.8%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,578,915    233,366,018            1.2%
    Grupo Financiero Banorte S.A.B. de C.V..............  21,988,996    124,736,170            0.7%
    Other Securities....................................                566,930,266            2.8%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,167,243,900            6.0%
                                                                     --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities....................................                238,593,563            1.2%
                                                                     --------------           -----
POLAND -- (2.0%)
    KGHM Polska Miedz SA................................   2,431,526     85,255,376            0.4%
    PGE Polska Grupa Energetyczna SA....................  14,474,839     83,290,331            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   5,251,604     99,736,203            0.5%
    Other Securities....................................                148,523,633            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                416,805,543            2.1%
                                                                     --------------           -----

RUSSIA -- (2.1%)
    Gazprom OAO Sponsored ADR...........................  67,242,144    393,968,225            2.0%
    Other Securities....................................                 43,876,294            0.3%
                                                                     --------------           -----
TOTAL RUSSIA............................................                437,844,519            2.3%
                                                                     --------------           -----

SOUTH AFRICA -- (7.6%)
    Barclays Africa Group, Ltd..........................   6,116,376     97,972,476            0.5%
    Nedbank Group, Ltd..................................   3,679,693     79,479,057            0.4%
    Sanlam, Ltd.........................................  17,786,335    115,035,169            0.6%
    Standard Bank Group, Ltd............................  17,954,574    263,176,913            1.4%
#   Steinhoff International Holdings, Ltd...............  28,369,200    180,010,416            0.9%
    Other Securities....................................                846,801,265            4.4%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,582,475,296            8.2%
                                                                     --------------           -----

SOUTH KOREA -- (14.2%)
    Hana Financial Group, Inc...........................   3,443,534    101,363,428            0.5%
    Hyundai Motor Co....................................     961,377    150,879,557            0.8%
    Hyundai Steel Co....................................   1,080,925     79,006,693            0.4%
#   KB Financial Group, Inc.............................   1,995,076     76,080,838            0.4%
    KB Financial Group, Inc. ADR........................   3,089,746    117,812,015            0.6%
#   LG Electronics, Inc.................................   1,776,548     99,900,359            0.5%
    POSCO...............................................     644,929    151,921,785            0.8%
#   POSCO ADR...........................................   1,589,142     93,886,509            0.5%
#   Shinhan Financial Group Co., Ltd....................   4,170,227    172,597,964            0.9%
    SK Holdings Co., Ltd................................     494,231     85,100,845            0.5%
    Other Securities....................................              1,822,659,100            9.3%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,951,209,093           15.2%
                                                                     --------------           -----

SPAIN -- (0.0%)
    Other Securities....................................                  7,894,495            0.0%
                                                                     --------------           -----

TAIWAN -- (14.7%)
#   First Financial Holding Co., Ltd.................... 123,940,630     77,919,215            0.4%
    Fubon Financial Holding Co., Ltd....................  90,414,471    194,441,297            1.0%
#   Mega Financial Holding Co., Ltd..................... 126,853,915    112,831,567            0.6%
#   Pegatron Corp.......................................  27,193,998     80,560,869            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------

TAIWAN -- (Continued)
#     United Microelectronics Corp......... 213,043,681 $   102,073,154            0.5%
      Yuanta Financial Holding Co., Ltd.... 137,814,770      80,102,245            0.4%
      Other Securities.....................               2,406,064,857           12.4%
                                                        ---------------          ------
TOTAL TAIWAN...............................               3,053,993,204           15.7%
                                                        ---------------          ------

THAILAND -- (2.8%)
      PTT PCL..............................  17,737,200     191,549,923            1.0%
      Other Securities.....................                 384,439,370            2.0%
                                                        ---------------          ------
TOTAL THAILAND.............................                 575,989,293            3.0%
                                                        ---------------          ------

TURKEY -- (1.7%)
      Other Securities.....................                 354,921,470            1.8%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              18,711,847,188           96.5%
                                                        ---------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
*     Petroleo Brasileiro SA...............  19,497,904      84,451,334            0.4%
*     Petroleo Brasileiro SA Sponsored ADR.  21,247,784     184,430,765            1.0%
      Vale SA..............................  29,350,500     176,807,307            0.9%
#     Vale SA Sponsored ADR................  14,557,802      88,074,702            0.5%
      Other Securities.....................                 102,454,963            0.4%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 636,219,071            3.2%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  13,404,081            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 649,623,152            3.3%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                     397,773            0.0%
                                                        ---------------          ------

CHINA -- (0.0%)
      Other Securities.....................                     129,259            0.0%
                                                        ---------------          ------

INDONESIA -- (0.0%)
      Other Securities.....................                         823            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     391,707            0.0%
                                                        ---------------          ------

SOUTH AFRICA -- (0.0%)
      Other Securities.....................                      13,986            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                      74,142            0.0%
                                                        ---------------          ------

THAILAND -- (0.0%)
      Other Securities.....................                     102,421            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   1,110,111            0.0%
                                                        ---------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund....... 123,477,584   1,428,635,642            7.4%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,660,936,590).................               $20,791,216,093          107.2%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,105,689,225              --   --    $ 1,105,689,225
  Chile.......................    312,485,118              --   --        312,485,118
  China.......................    268,610,292 $ 3,099,665,831   --      3,368,276,123
  Colombia....................     33,660,713              --   --         33,660,713
  Czech Republic..............             --      49,374,494   --         49,374,494
  Greece......................             --      14,646,197   --         14,646,197
  Hungary.....................             --      90,394,421   --         90,394,421
  India.......................    211,860,211   1,481,132,567   --      1,692,992,778
  Indonesia...................      5,095,600     503,895,713   --        508,991,313
  Israel......................             --           2,636   --              2,636
  Malaysia....................             --     748,363,794   --        748,363,794
  Mexico......................  1,167,059,786         184,114   --      1,167,243,900
  Philippines.................             --     238,593,563   --        238,593,563
  Poland......................             --     416,805,543   --        416,805,543
  Russia......................        598,052     437,246,467   --        437,844,519
  South Africa................    198,279,924   1,384,195,372   --      1,582,475,296
  South Korea.................    333,553,733   2,617,655,360   --      2,951,209,093
  Spain.......................      7,894,495              --   --          7,894,495
  Taiwan......................     46,897,764   3,007,095,440   --      3,053,993,204
  Thailand....................    575,989,293              --   --        575,989,293
  Turkey......................             --     354,921,470   --        354,921,470
Preferred Stocks
  Brazil......................    636,219,071              --   --        636,219,071
  Colombia....................     13,404,081              --   --         13,404,081
Rights/Warrants
  Brazil......................             --         397,773   --            397,773
  China.......................             --         129,259   --            129,259
  Indonesia...................             --             823   --                823
  Malaysia....................             --         391,707   --            391,707
  South Africa................             --          13,986   --             13,986
  South Korea.................             --          74,142   --             74,142
  Thailand....................             --         102,421   --            102,421
Securities Lending Collateral              --   1,428,635,642   --      1,428,635,642
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,917,297,358 $15,873,918,735   --    $20,791,216,093
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,806,702 of securities on loan)*....... $19,362,580
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,428,636
Foreign Currencies at Value..............................................      19,501
Receivables:
  Investment Securities Sold.............................................      12,215
  Dividends and Tax Reclaims.............................................      12,630
  Securities Lending Income..............................................       3,257
Unrealized Gain on Foreign Currency Contracts............................         104
Prepaid Expenses and Other Assets........................................          47
                                                                          -----------
     Total Assets........................................................  20,838,970
                                                                          -----------
LIABILITIES:
Payables:
  Due to Custodian.......................................................       2,878
  Upon Return of Securities Loaned.......................................   1,428,636
  Investment Securities Purchased........................................       4,560
  Due to Advisor.........................................................       1,556
  Line of Credit.........................................................       8,438
Unrealized Loss on Foreign Currency Contracts............................           3
Accrued Expenses and Other Liabilities...................................       1,908
                                                                          -----------
     Total Liabilities...................................................   1,447,979
                                                                          -----------
NET ASSETS............................................................... $19,390,991
                                                                          ===========
Investments at Cost...................................................... $18,232,301
                                                                          ===========
Foreign Currencies at Cost............................................... $    19,613
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Taxes Withheld of $17,478).................. $ 114,510
    Interest......................................................         3
    Income from Securities Lending................................    13,680
                                                                   ---------
       Total Investment Income....................................   128,193
                                                                   ---------
  Expenses
    Investment Advisory Services Fees.............................     8,927
    Accounting & Transfer Agent Fees..............................       474
    Custodian Fees................................................     4,265
    Shareholders' Reports.........................................        22
    Directors'/Trustees' Fees & Expenses..........................        66
    Professional Fees.............................................       250
    Other.........................................................       122
                                                                   ---------
       Total Expenses.............................................    14,126
                                                                   ---------
    Fees Paid Indirectly (Note C).................................       (33)
                                                                   ---------
    Net Expenses..................................................    14,093
                                                                   ---------
    Net Investment Income (Loss)..................................   114,100
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................  (353,324)
      Foreign Currency Transactions...............................    (2,577)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................   831,490
      Translation of Foreign Currency Denominated Amounts.........        60
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................   475,649
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $ 589,749
                                                                   =========

----------
* Net of foreign capital gain taxes withheld of $  .

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2015          2014
-                                                                        -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   114,100  $   529,667
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (353,324)    (524,001)
    Futures.............................................................          --          504
    Foreign Currency Transactions.......................................      (2,577)      (4,551)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     831,490     (181,244)
    Translation of Foreign Currency Denominated Amounts.................          60          (31)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     589,749     (179,656)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,084,136    1,596,852
  Withdrawals...........................................................  (1,210,411)  (1,916,965)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (126,275)    (320,113)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     463,474     (499,769)
Net Assets
  Beginning of Period...................................................  18,927,517   19,427,286
                                                                         -----------  -----------
  End of Period......................................................... $19,390,991  $18,927,517
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                              Dimensional Emerging Markets Value Fund
                                         ---------------------------------------------------------------------------------
                                           Six Months        Year          Year         Year         Year          Year
                                             Ended          Ended         Ended        Ended        Ended         Ended
                                           April 30,       Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                              2015           2014          2013         2012         2011          2010
                                         ----------------------------------------------------------------------------------
                                         (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
Total Return............................        3.07%(D)       (1.09)%        8.43%        1.10%      (14.47)%       30.55%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $19,390,991     $18,927,517   $19,427,286  $16,884,322  $14,003,579   $11,917,955
Ratio of Expenses to Average Net Assets.        0.16%(E)        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.16%(E)        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.28%(E)        2.76%         2.32%        2.43%        2.29%         1.81%
Portfolio Turnover Rate.................           7%(D)          12%            6%           8%           5%           15%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2015, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $1,118,549 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At April 30, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $473 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the six months ended April 30, 2015, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were $33 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $10 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,396,528 $1,318,110

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,834,614  $4,193,084  $(3,236,482)    $956,602

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.87%       $19,936         30        $14        $49,874

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that the Fund's available line of credit was utilized.

   At April 30, 2015, Dimensional Emerging Markets Value Fund had loans outstanding in the amount of $8,438 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

H. Securities Lending:

   As of April 30, 2015, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $533,516 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund (including the non-Feeder Funds, Feeder Funds, and Master Funds) and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory

Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Funds' Updated Investment Management Agreements and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Funds by adopting a structure that allows the Advisor to manage the Feeder Funds' holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Funds, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and (ii) allow the Advisor to determine the most efficient means to meet a Feeder Fund's investment objective. The Board also noted that for any period when a Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the

Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each non-Feeder Fund is equal to the rate charged under each non-Feeder Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to each Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for any Feeder Fund that adopts the Updated Investment Management Agreement. The Board did note, however, that a Feeder Funds may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-001S
 [LOGO]                                                              00147356

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA Investment Dimensions Group Inc.
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
     Disclosure of Fund Expenses........................................   3
     Disclosure of Portfolio Holdings...................................   7
     Schedules of Investments                                              9
         DFA One-Year Fixed Income Portfolio............................   9
         DFA Two-Year Global Fixed Income Portfolio.....................  13
         DFA Selectively Hedged Global Fixed Income Portfolio...........  17
         DFA Five-Year Global Fixed Income Portfolio....................  23
         DFA World ex U.S. Government Fixed Income Portfolio............  27
         DFA Short-Term Government Portfolio............................  30
         DFA Intermediate Government Fixed Income Portfolio.............  31
         DFA Short-Term Extended Quality Portfolio......................  33
         DFA Intermediate-Term Extended Quality Portfolio...............  41
         DFA Investment Grade Portfolio.................................  49
         DFA Inflation-Protected Securities Portfolio...................  50
         DFA Short-Duration Real Return Portfolio.......................  51
         DFA Municipal Real Return Portfolio............................  60
         DFA Municipal Bond Portfolio...................................  64
         DFA Short-Term Municipal Bond Portfolio........................  67
         DFA Intermediate-Term Municipal Bond Portfolio.................  76
         DFA California Short-Term Municipal Bond Portfolio.............  85
         DFA California Intermediate-Term Municipal Bond Portfolio......  91
     Statements of Assets and Liabilities...............................  96
     Statements of Operations........................................... 101
     Statements of Changes in Net Assets................................ 106
     Financial Highlights............................................... 111
     Notes to Financial Statements...................................... 120
  Voting Proxies on Fund Portfolio Securities........................... 140
  Board Approval of Investment Advisory Agreements...................... 141

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
CP               Certificate Participation
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
FSA              Financial Security Assurance
GO               General Obligation
GO OF AUTH       General Obligation of Authority
GO OF DIST       General Obligation of District
GO OF CMNWLTH    General Obligation of Commonwealth
GO OF UNIV       General Obligation of University
NATL-RE          Credit rating enhanced by guaranty or insurance from National Public Finance
                 Guarantee Corp.
NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance
                 Co.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
RB               Revenue Bond
RN               Revenue Note
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
ST               Special Tax
ST AID WITHHLDG  State Aid Withholding
AUD              Australian Dollars
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

Investment Footnotes
+                See Note B to Financial Statements.
#                Total or Partial Securities on Loan.
^                Denominated in USD, unless otherwise noted.
@                Security purchased with cash proceeds from Securities on Loan.
(r)              The adjustable rate shown is effective as of April 30, 2015.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date
            (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
            Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
            Trustees.
^^^         Face Amount of security is not adjusted for inflation.
(S)         Affiliated Fund.

Financial Highlights
--------------------
(A)         Computed using average shares outstanding.
(B)         Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
            Master/Underlying Fund(s).
(C)         Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)         Non-Annualized
(E)         Annualized
N/A         Does not apply to this fund.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--          Amounts designated as -- are either zero or rounded to zero.
SEC         Securities and Exchange Commission
(a)         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    Six Months Ended April 30, 2015
EXPENSE TABLES
                                            Beginning  Ending              Expenses
                                             Account  Account   Annualized   Paid
                                              Value    Value     Expense    During
                                            11/01/14  04/30/15    Ratio*   Period*
                                            --------- --------- ---------- --------
DFA One-Year Fixed Income Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,002.30    0.17%    $0.84
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.95    0.17%    $0.85

DFA Two-Year Global Fixed Income Portfolio
------------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,002.30    0.17%    $0.84
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.95    0.17%    $0.85

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                      Beginning  Ending              Expenses
                                                       Account  Account   Annualized   Paid
                                                        Value    Value     Expense    During
                                                      11/01/14  04/30/15    Ratio*   Period*
                                                      --------- --------- ---------- --------
DFA Selectively Hedged Global Fixed Income Portfolio
----------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  989.40    0.17%    $0.84
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.95    0.17%    $0.85

DFA Five-Year Global Fixed Income Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,017.10    0.27%    $1.35
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.46    0.27%    $1.35

DFA World ex U.S. Government Fixed Income Portfolio
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,043.30    0.20%    $1.01
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.80    0.20%    $1.00

DFA Short-Term Government Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,011.00    0.19%    $0.95
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.85    0.19%    $0.95

DFA Intermediate Government Fixed Income Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,026.30    0.12%    $0.60
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.20    0.12%    $0.60

DFA Short-Term Extended Quality Portfolio
-----------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,011.90    0.22%    $1.10
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70    0.22%    $1.10

DFA Intermediate-Term Extended Quality Portfolio
------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,032.00    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70    0.22%    $1.10

DFA Investment Grade Portfolio**
--------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,027.00    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                           Beginning  Ending              Expenses
                                                            Account  Account   Annualized   Paid
                                                             Value    Value     Expense    During
                                                           11/01/14  04/30/15    Ratio*   Period*
                                                           --------- --------- ---------- --------
DFA Inflation-Protected Securities Portfolio
--------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,015.10    0.12%    $0.60
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.20    0.12%    $0.60

DFA Short-Duration Real Return Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  997.70    0.24%    $1.19
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.60    0.24%    $1.20

DFA Municipal Real Return Portfolio+
------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  983.20    0.27%    $1.30
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.46    0.27%    $1.35

DFA Municipal Bond Portfolio^^
------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,002.40    0.23%    $0.32
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,006.66    0.23%    $0.32

DFA Short-Term Municipal Bond Portfolio
---------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,000.60    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.70    0.22%    $1.10

DFA Intermediate-Term Municipal Bond Portfolio
----------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,005.10    0.23%    $1.14
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.65    0.23%    $1.15

DFA California Short-Term Municipal Bond Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  999.90    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.70    0.22%    $1.10

DFA California Intermediate-Term Municipal Bond Portfolio
---------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,008.00    0.23%    $1.15
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.65    0.23%    $1.15

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES
CONTINUED


**The DFA Investment Grade Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

+ DFA Municipal Real Return Portfolio commenced operations on November 4, 2014.
  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (177), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2015 to allow for comparability.

^^DFA Municipal Bond Portfolio commenced operations on March 10, 2015. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (51), then divided by the number of days in the year
  (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2015 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                        Affiliated Investment Companies
                                        -------------------------------
        DFA Investment Grade Portfolio.              100.0%

FIXED INCOME PORTFOLIOS

        DFA One-Year Fixed Income Portfolio
Corporate....................................  10.8%
Government...................................  31.6%
Foreign Corporate............................  25.6%
Foreign Government...........................  24.2%
Supranational................................   7.8%
                                              -----
                                              100.0%

    DFA Two-Year Global Fixed Income Portfolio
Corporate....................................   2.6%
Government...................................  30.9%
Foreign Corporate............................  13.9%
Foreign Government...........................  35.2%
Supranational................................  17.4%
                                              -----
                                              100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Corporate....................................  63.4%
Government...................................   5.6%
Foreign Corporate............................  18.9%
Foreign Government...........................   7.9%
Supranational................................   4.2%
                                              -----
                                              100.0%

    DFA Five-Year Global Fixed Income Portfolio
Corporate....................................  29.9%
Government...................................   2.9%
Foreign Corporate............................  31.6%
Foreign Government...........................  29.5%
Supranational................................   6.1%
                                              -----
                                              100.0%

DFA World ex U.S. Government Fixed Income Portfolio
Government...................................   1.7%
Foreign Government...........................  90.0%
Supranational................................   8.3%
                                              -----
                                              100.0%

        DFA Short-Term Government Portfolio
Government................................... 100.0%
                                              -----
                                              100.0%

DFA Intermediate Government Fixed Income Portfolio
Government................................... 100.0%
                                              -----
                                              100.0%

     DFA Short-Term Extended Quality Portfolio
Corporate....................................  62.2%
Government...................................   2.8%
Foreign Corporate............................  20.7%
Foreign Government...........................  11.7%
Supranational................................   2.6%
                                              -----
                                              100.0%

 DFA Intermediate-Term Extended Quality Portfolio
Corporate....................................  76.0%
Government...................................   9.1%
Foreign Corporate............................  12.8%
Foreign Government...........................   1.4%
Supranational................................   0.7%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


   DFA Inflation-Protected Securities Portfolio
Government................................... 100.0%
                                              -----
                                              100.0%

     DFA Short-Duration Real Return Portfolio
Corporate....................................  62.2%
Government...................................   6.4%
Foreign Corporate............................  19.8%
Foreign Government...........................   8.6%
Supranational................................   3.0%
                                              -----
                                              100.0%

        DFA Municipal Real Return Portfolio
Muni Insured.................................   0.7%
Muni G.O. Local..............................  61.3%
Muni G.O. State..............................  28.4%
Muni Revenue.................................   9.6%
                                              -----
                                              100.0%

           DFA Municipal Bond Portfolio
Muni Insured.................................   1.4%
Muni G.O. Local..............................  59.8%
Muni G.O. State..............................  23.9%
Muni Revenue.................................  14.9%
                                              -----
                                              100.0%

      DFA Short-Term Municipal Bond Portfolio
Muni Insured.................................   1.7%
Muni G.O. Local..............................  41.8%
Muni G.O. State..............................  34.0%
Muni Revenue.................................  21.7%
Muni Pre-Refunded............................   0.8%
                                              -----
                                              100.0%

  DFA Intermediate-Term Municipal Bond Portfolio
Muni Insured.................................   1.3%
Muni G.O. Local..............................  53.3%
Muni G.O. State..............................  28.4%
Muni Revenue.................................  16.9%
Muni Pre-Refunded............................   0.1%
                                              -----
                                              100.0%

DFA California Short-Term Municipal Bond Portfolio
Muni Insured.................................   4.5%
Muni G.O. Local..............................  34.5%
Muni G.O. State..............................  19.2%
Muni Revenue.................................  34.4%
Muni Pre-Refunded............................   7.4%
                                              -----
                                              100.0%

  DFA California Intermediate-Term Municipal Bond
                     Portfolio
Muni Insured.................................  14.5%
Muni G.O. Local..............................  41.1%
Muni G.O. State..............................  19.4%
Muni Revenue.................................  21.8%
Muni Pre-Refunded............................   3.2%
                                              -----
                                              100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)


                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
AGENCY OBLIGATIONS -- (9.8%)
Federal Home Loan Bank
     0.067%, 05/27/15............................. $ 50,000 $ 49,998,900
     0.066%, 06/03/15.............................   12,600   12,599,458
     5.375%, 05/18/16.............................   15,000   15,785,985
     2.125%, 06/10/16.............................   70,000   71,351,350
     2.000%, 09/09/16.............................  121,970  124,488,680
     0.500%, 09/28/16.............................   45,000   45,000,405
     0.500%, 10/17/16.............................   10,000    9,994,800
     1.625%, 12/09/16.............................  148,000  150,479,296
     4.750%, 12/16/16.............................   25,000   26,678,525
#    0.875%, 03/10/17.............................   15,000   15,055,530
Federal Home Loan Mortgage Corporation
     5.000%, 02/16/17.............................   60,000   64,638,120
     0.875%, 02/22/17.............................   20,000   20,106,120
     5.000%, 04/18/17.............................    4,018    4,358,803
Federal National Mortgage Association
     0.375%, 07/05/16.............................   23,500   23,480,072
     0.625%, 08/26/16.............................   30,000   30,061,590
     1.250%, 01/30/17.............................   55,000   55,575,465
     5.000%, 02/13/17.............................   25,000   26,928,450
     0.750%, 03/14/17.............................   15,000   15,021,810
     0.750%, 04/20/17.............................    9,360    9,383,082
                                                            ------------
TOTAL AGENCY OBLIGATIONS..........................           770,986,441
                                                            ------------

BONDS -- (54.8%)
3M Co.
     1.375%, 09/29/16.............................    9,783    9,900,973
Agence Francaise de Developpement
     1.125%, 10/03/16.............................   22,180   22,330,913
ANZ New Zealand Int'l, Ltd.
     3.125%, 08/10/15.............................   55,505   55,897,698
Apple, Inc.
     0.450%, 05/03/16.............................   24,082   24,100,423
Australia & New Zealand Banking Group, Ltd.
     0.900%, 02/12/16.............................   32,000   32,105,504
     1.250%, 01/10/17.............................    1,150    1,154,153
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)  0.651%, 01/10/17.............................   17,800   17,822,570
(r)  0.651%, 01/10/17.............................    4,000    4,005,000
Bank Nederlandse Gemeenten NV
     2.500%, 01/11/16.............................   33,500   33,969,335
     1.125%, 09/12/16.............................   55,250   55,601,998
     0.625%, 09/15/16.............................   26,600   26,595,239
     5.125%, 10/05/16.............................   11,986   12,739,764
     0.875%, 02/21/17.............................   51,960   52,012,220

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
Bank of Montreal
     1.300%, 07/15/16............................. $ 17,070 $ 17,191,248
Bank of Montreal Floating Rate Note
(r)  0.795%, 07/15/16.............................  148,211  148,932,491
Bank of New York Mellon Corp. (The)
#    2.950%, 06/18/15.............................    9,975   10,006,361
Bank of Nova Scotia (The)
     1.375%, 07/15/16.............................   50,283   50,696,930
#    1.100%, 12/13/16.............................   36,825   36,943,687
#    2.550%, 01/12/17.............................    7,500    7,697,453
Bank of Nova Scotia (The) Floating Rate Note
(r)  0.795%, 07/15/16.............................   27,337   27,466,796
Berkshire Hathaway Finance Corp. Floating Rate
 Note
(r)  0.446%, 01/13/17.............................   31,500   31,535,375
Caisse des Depots et Consignations
     0.875%, 11/07/16.............................   21,200   21,266,102
Canada Government International Bond
     0.875%, 02/14/17.............................   54,320   54,563,136
Canadian Imperial Bank of Commerce Floating Rate
 Note
(r)  0.795%, 07/18/16.............................   65,870   66,161,145
Chevron Corp. Floating Rate Note
(r)  0.362%, 02/22/17.............................   15,400   15,426,303
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     2.125%, 10/13/15.............................   23,168   23,347,135
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA Floating Rate Note
(r)  0.542%, 11/23/16.............................   48,500   48,493,792
Council Of Europe Development Bank
     1.375%, 03/22/16.............................   33,496   33,769,327
     1.250%, 09/22/16.............................   28,250   28,511,143
     1.500%, 02/22/17.............................    2,000    2,028,300
DBS Bank, Ltd.
     2.375%, 09/14/15.............................   11,700   11,770,188
Development Bank of Japan, Inc.
     2.750%, 03/15/16.............................    8,600    8,769,841
     1.625%, 10/05/16.............................   47,500   48,120,065
     5.125%, 02/01/17.............................   11,500   12,347,389
     5.125%, 02/01/17.............................   34,300   36,817,243
     1.500%, 03/13/17.............................   16,600   16,784,858
Erste Abwicklungsanstalt
     1.000%, 02/27/17.............................   80,200   80,432,179

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
European Bank for Reconstruction & Development
     1.375%, 10/20/16............................. $ 52,000 $ 52,713,232
     1.000%, 02/16/17.............................   47,386   47,730,970
European Investment Bank
     2.125%, 07/15/16.............................   59,500   60,666,676
     0.500%, 08/15/16.............................    4,000    4,000,672
     1.125%, 12/15/16.............................   31,300   31,568,460
     3.125%, 12/15/16.............................    3,500    3,639,251
     4.875%, 01/17/17.............................   39,718   42,538,315
     1.750%, 03/15/17.............................   69,100   70,472,395
FMS Wertmanagement AoeR
     0.625%, 04/18/16.............................   95,040   95,192,064
     1.125%, 10/14/16.............................   20,286   20,445,367
     0.625%, 01/30/17.............................   23,000   22,995,699
General Electric Capital Corp.
     1.000%, 01/08/16.............................   70,697   71,016,904
     5.000%, 01/08/16.............................    5,000    5,157,690
     2.950%, 05/09/16.............................   10,000   10,243,800
     1.500%, 07/12/16.............................   12,391   12,522,345
     3.350%, 10/17/16.............................    5,689    5,905,546
     2.900%, 01/09/17.............................   39,975   41,400,548
     5.400%, 02/15/17.............................    2,400    2,589,943
     2.450%, 03/15/17.............................    4,550    4,674,597
General Electric Capital Corp. Floating Rate Note
(r)  0.554%, 01/09/17.............................    5,000    5,013,120
Inter-American Development Bank
     5.125%, 09/13/16.............................  102,500  108,811,540
     1.125%, 03/15/17.............................   10,000   10,079,900
International Bank for Reconstruction &
 Development
     0.625%, 10/14/16.............................   16,500   16,498,070
     0.750%, 12/15/16.............................    5,000    5,007,040
     0.625%, 05/02/17.............................   30,000   29,925,900
Japan Bank for International Cooperation
     2.500%, 01/21/16.............................   52,000   52,728,416
     2.500%, 01/21/16.............................   30,000   30,416,700
     2.250%, 07/13/16.............................    3,850    3,924,563
KFW
     2.000%, 06/01/16.............................   60,000   61,023,420
     1.250%, 10/05/16.............................   47,000   47,465,864
     0.625%, 12/15/16.............................    7,500    7,507,313
#    4.875%, 01/17/17.............................   20,000   21,430,860
     0.750%, 03/17/17.............................   70,500   70,595,246
Kommunalbanken A.S.
     2.375%, 01/19/16.............................   76,300   77,343,174
     0.500%, 03/29/16.............................   20,400   20,404,080
     0.875%, 10/03/16.............................   10,000   10,035,860
Kommunekredit
     0.875%, 07/29/16.............................   25,000   25,102,825
     1.000%, 01/17/17.............................   16,363   16,442,606

                                                    Face
                                                   Amount    Value+
                                                   ------    ------
                                                   (000)
Kommuninvest I Sverige AB
     0.500%, 06/15/16............................. $38,190 $38,183,164
     0.875%, 12/13/16.............................  68,200  68,425,060
     1.625%, 02/13/17.............................   8,000   8,122,864
Landeskreditbank Baden- Wuerttemberg Foerderbank
     0.625%, 01/26/17.............................  41,650  41,545,833
Landwirtschaftliche Rentenbank
     2.125%, 07/15/16.............................  12,300  12,544,647
Manitoba, Province of Canada
     4.900%, 12/06/16.............................   1,200   1,279,742
Merck & Co., Inc. Floating Rate Note
(r)  0.446%, 05/18/16.............................  30,638  30,684,141
Municipality Finance P.L.C.
     1.250%, 09/12/16.............................  29,000  29,246,210
National Australia Bank, Ltd.
     0.900%, 01/20/16.............................  47,635  47,789,814
     1.300%, 07/25/16.............................   5,400   5,434,079
     2.750%, 03/09/17.............................  10,930  11,287,455
National Australia Bank, Ltd. Floating Rate Note
(r)  0.827%, 07/25/16.............................  87,265  87,654,813
(r)  0.692%, 12/02/16.............................   6,675   6,698,990
(r)  0.692%, 12/02/16.............................  15,845  15,882,046
Nederlandse Waterschapsbank NV
     0.750%, 03/29/16.............................  67,900  68,067,713
#    2.125%, 06/16/16.............................  39,149  39,865,035
Netherlands Government Bond
     1.000%, 02/24/17.............................  11,500  11,548,369
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  0.450%, 06/13/16.............................  58,700  58,709,979
Nordic Investment Bank
     0.500%, 04/14/16.............................  14,500  14,502,320
     1.000%, 03/07/17.............................  38,700  38,928,175
Oesterreichische Kontrollbank AG
     0.750%, 12/15/16.............................  31,000  31,063,705
Ontario, Province of Canada
     4.750%, 01/19/16.............................  20,000  20,606,000
     2.300%, 05/10/16.............................  17,100  17,405,748
     1.000%, 07/22/16.............................  20,000  20,102,180
#    1.600%, 09/21/16.............................  88,100  89,250,057
     4.950%, 11/28/16.............................   1,294   1,379,447
Quebec, Province of Canada
     5.125%, 11/14/16.............................  49,087  52,386,383
Royal Bank of Canada
     2.300%, 07/20/16.............................   1,530   1,559,180
#    1.200%, 01/23/17.............................   7,000   7,037,870
     1.000%, 04/27/17.............................  48,000  47,989,104
Royal Bank of Canada Floating Rate Note
(r)  0.724%, 09/09/16.............................  55,680  55,865,414

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount      Value+
                                                    ------      ------
                                                    (000)
(r)  0.607%, 01/23/17............................. $ 21,065 $   21,102,854
(r)  0.539%, 02/03/17.............................   73,100     73,163,231
Svensk Exportkredit AB
     1.750%, 10/20/15.............................   13,058     13,144,653
     0.625%, 05/31/16.............................   10,000     10,009,300
     5.125%, 03/01/17.............................   12,142     13,097,575
Svenska Handelsbanken AB
     3.125%, 07/12/16.............................   33,180     34,085,681
Svenska Handelsbanken AB Floating Rate Note
(r)  0.735%, 09/23/16.............................  150,602    151,217,962
Toronto-Dominion Bank (The)
#    2.375%, 10/19/16.............................    9,000      9,212,418
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.446%, 07/13/16.............................  100,000    100,037,300
(r)  0.724%, 09/09/16.............................   48,945     49,140,878
(r)  0.531%, 01/06/17.............................   76,000     76,084,360
Total Capital International SA
     0.750%, 01/25/16.............................    3,000      3,006,636
Total Capital SA
     3.000%, 06/24/15.............................   10,000     10,036,360
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.547%, 05/17/16.............................    7,700      7,718,218
(r)  0.365%, 09/23/16.............................   30,000     29,998,080
(r)  0.451%, 02/16/17.............................  113,000    113,019,210
Wal-Mart Stores, Inc.
     2.800%, 04/15/16.............................    4,000      4,092,864
Westpac Banking Corp.
     3.000%, 08/04/15.............................   41,992     42,268,811
     0.950%, 01/12/16.............................  141,072    141,573,934
Westpac Banking Corp. Floating Rate Note
(r)  0.692%, 11/25/16.............................    7,835      7,860,268
                                                            --------------
TOTAL BONDS.......................................           4,303,461,378
                                                            --------------

U.S. TREASURY OBLIGATIONS -- (18.1%)
U.S. Treasury Notes
     1.500%, 06/30/16.............................   85,000     86,142,230
     1.500%, 07/31/16.............................  235,000    238,304,570
     0.625%, 08/15/16.............................  130,000    130,396,110
     0.875%, 09/15/16.............................   50,000     50,320,300
     1.000%, 09/30/16.............................   40,000     40,331,240
     1.000%, 10/31/16.............................  250,000    252,089,750
     0.625%, 11/15/16.............................   40,000     40,100,000
     0.500%, 11/30/16.............................   50,000     50,031,250
     0.875%, 11/30/16.............................   10,000     10,064,840
     0.625%, 12/15/16.............................   50,000     50,109,400
     0.875%, 12/31/16.............................  140,000    140,885,920
     0.500%, 01/31/17.............................  151,000    150,929,181
     0.875%, 02/28/17.............................  100,000    100,609,400
     0.750%, 03/15/17.............................   25,000     25,091,800
     0.875%, 04/15/17.............................   50,000     50,281,250
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS...................           1,415,687,241
                                                            --------------

                                                    Face
                                                   Amount    Value+
                                                   ------    ------
                                                   (000)
COMMERCIAL PAPER -- (15.5%)
Bank of Nova Scotia (The)
    0.491%, 12/05/16............................. $ 74,300 $74,286,626
BNZ International Funding, Ltd.
##  0.180%, 07/07/15.............................   30,500  30,490,494
Caisse des Depots et Consignations
##  0.150%, 05/15/15.............................   50,000  49,997,917
##  0.130%, 05/18/15.............................   48,000  47,997,480
##  0.180%, 06/10/15.............................   40,000  39,993,850
##  0.150%, 06/16/15.............................   73,000  72,986,372
Canadian Imperial Bank of Commerce
    0.449%, 10/28/16.............................   25,000  24,989,875
Coca-Cola Co. (The)
##  0.130%, 05/15/15.............................   18,625  18,624,379
Commonwealth Bank of Australia
##  0.150%, 07/01/15.............................   50,000  49,987,772
##  0.150%, 07/02/15.............................   50,000  49,987,488
##  0.160%, 07/21/15.............................   20,000  19,992,483
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    0.716%, 05/06/16.............................   41,100  41,117,344
CPPIB Capital, Inc.
##  0.140%, 06/22/15.............................   25,000  24,993,927
Erste Abwicklungsanstalt
##  0.150%, 05/18/15.............................   20,000  19,998,950
National Australia Bank, Ltd.
##  0.100%, 05/01/15.............................   17,300  17,299,947
Nederlandse Waterschapsbank NV
##  0.180%, 06/25/15.............................   50,000  49,987,945
Nordea Bank Finland P.L.C.
    0.466%, 01/21/16.............................   36,655  36,654,450
    0.538%, 02/13/17.............................  100,000  99,981,700
Nordea Bank P.L.C.
##  0.165%, 06/22/15.............................   18,000  17,994,885
##  0.170%, 06/23/15.............................   20,000  19,994,210
##  0.175%, 07/01/15.............................   10,000   9,996,624
NRW Bank
##  0.155%, 05/07/15.............................   50,000  49,998,687
##  0.180%, 07/23/15.............................   40,000  39,984,320
Oesterreichische Kontrollbank AG
    0.130%, 05/11/15.............................   30,000  29,999,083
Old Line Funding LLC
##  0.120%, 05/18/15.............................   25,000  24,998,250
Oversea Chinese Banking
    0.130%, 05/05/15.............................   10,000   9,999,861
    0.180%, 07/02/15.............................   30,000  29,991,682
    0.190%, 07/08/15.............................   50,000  49,984,092
PSP Capital, Inc.
##  0.150%, 05/12/15.............................   31,000  30,998,967
Royal Bank of Canada
    0.451%, 12/15/16.............................   25,000  25,036,875

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount      Value+
                                                  ------      ------
                                                  (000)
Standard Chartered Bank
##  0.200%, 05/11/15............................. $50,000 $   49,998,350
Svenska Handelsbanken AB
    0.437%, 08/17/16.............................  58,600     58,621,916
                                                          --------------
TOTAL COMMERCIAL PAPER...........................          1,216,966,801
                                                          --------------

                                                      Shares       Value+
                                                      ------       ------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves,
       0.098%...................................... 72,278,527 $   72,278,527
                                                               --------------

SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@  DFA Short Term Investment Fund...............  5,916,372     68,452,420
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,841,606,305)............................             $7,847,832,808
                                                               ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Agency Obligations............          -- $  770,986,441   --    $  770,986,441
Bonds.........................          --  4,303,461,378   --     4,303,461,378
U.S. Treasury Obligations.....          --  1,415,687,241   --     1,415,687,241
Commercial Paper..............          --  1,216,966,801   --     1,216,966,801
Temporary Cash Investments.... $72,278,527             --   --        72,278,527
Securities Lending Collateral.          --     68,452,420   --        68,452,420
                               ----------- --------------   --    --------------
TOTAL......................... $72,278,527 $7,775,554,281   --    $7,847,832,808
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)


                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
BONDS -- (66.5%)
AUSTRALIA -- (3.1%)
Australia & New Zealand Banking Group, Ltd.
    0.900%, 02/12/16.............................    68,875 $ 69,102,081
    1.250%, 01/10/17.............................    14,750   14,803,262
Commonwealth Bank of Australia
    3.875%, 12/14/15............................. GBP33,895   52,966,888
    1.125%, 03/13/17.............................     1,000    1,003,180
National Australia Bank, Ltd.
    1.300%, 07/25/16.............................    17,800   17,912,336
    3.000%, 07/27/16.............................     6,035    6,198,368
    2.750%, 03/09/17.............................    30,105   31,089,554
                                                            ------------
TOTAL AUSTRALIA..................................            193,075,669
                                                            ------------

AUSTRIA -- (0.6%)
Austria Government International Bond
    1.750%, 06/17/16.............................    11,270   11,432,063
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16.............................     2,535    2,577,588
    0.750%, 12/15/16.............................    22,865   22,911,987
                                                            ------------
TOTAL AUSTRIA....................................             36,921,638
                                                            ------------

CANADA -- (11.7%)
Bank of Nova Scotia (The)
    0.950%, 03/15/16.............................    10,700   10,742,800
    2.900%, 03/29/16.............................    13,505   13,799,814
    1.375%, 07/15/16.............................    43,050   43,404,388
    2.100%, 11/08/16............................. CAD53,000   44,414,132
    1.100%, 12/13/16.............................    23,986   24,063,307
    1.100%, 12/13/16.............................       824      826,440
    2.550%, 01/12/17.............................    12,750   13,085,669
    2.550%, 01/12/17.............................    10,000   10,260,480
British Columbia, Province of Canada
    2.100%, 05/18/16.............................    42,045   42,731,595
    1.200%, 04/25/17.............................     6,626    6,684,342
Canada Government International Bond
    0.875%, 02/14/17.............................    10,000   10,044,760
Export Development Canada
    1.250%, 10/26/16.............................    23,585   23,817,855
    0.875%, 12/07/16............................. GBP 4,300    6,610,273
Manitoba, Province of Canada
    4.900%, 12/06/16.............................     5,726    6,106,504
    1.300%, 04/03/17.............................     1,067    1,077,702

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
CANADA -- (Continued)
Ontario, Province of Canada
    2.300%, 05/10/16.............................    37,730 $ 38,404,612
    1.000%, 07/22/16.............................    43,240   43,460,913
    1.600%, 09/21/16.............................    29,000   29,371,983
    1.600%, 09/21/16.............................    53,527   54,225,741
    4.950%, 11/28/16.............................     5,000    5,330,165
Quebec, Province of Canada
    5.125%, 11/14/16.............................     2,554    2,725,667
Royal Bank of Canada
    3.360%, 01/11/16............................. CAD79,500   66,913,104
    3.030%, 07/26/16............................. CAD24,000   20,314,961
    1.450%, 09/09/16.............................    20,361   20,545,349
    1.200%, 01/23/17.............................    35,064   35,253,696
    1.000%, 04/27/17.............................    30,000   29,993,190
Toronto-Dominion Bank (The)
#   2.500%, 07/14/16.............................    35,868   36,649,241
    2.948%, 08/02/16............................. CAD15,000   12,688,396
    1.500%, 09/09/16.............................    22,000   22,226,952
    2.375%, 10/19/16.............................    27,700   28,353,775
    2.375%, 10/19/16.............................    11,500   11,768,652
                                                            ------------
TOTAL CANADA.....................................            715,896,458
                                                            ------------

DENMARK -- (1.5%)
Denmark Government International Bond
    0.375%, 04/25/16.............................    49,000   49,001,960
    0.875%, 03/20/17.............................    20,000   20,065,800
Kommunekredit
    0.875%, 07/29/16.............................     7,300    7,330,025
    1.000%, 01/17/17.............................    13,000   13,063,245
                                                            ------------
TOTAL DENMARK....................................             89,461,030
                                                            ------------

FINLAND -- (1.5%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................    26,500   27,011,397
    1.250%, 09/12/16.............................    44,182   44,557,105
    1.250%, 12/15/16............................. GBP14,273   22,063,945
                                                            ------------
TOTAL FINLAND....................................             93,632,447
                                                            ------------

FRANCE -- (2.5%)
Agence Francaise de Developpement
    1.125%, 10/03/16.............................     9,552    9,616,992
Caisse des Depots et Consignations
    0.875%, 11/07/16.............................    22,200   22,269,219
    1.000%, 03/13/17.............................     4,400    4,415,673
SNCF Reseau
    2.375%, 12/23/15............................. GBP72,254  112,049,565

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount^      Value+
                                                   -------      ------
                                                    (000)
FRANCE -- (Continued)
Total Capital SA
    2.300%, 03/15/16.............................      2,987 $  3,034,822
                                                             ------------
TOTAL FRANCE.....................................             151,386,271
                                                             ------------

GERMANY -- (8.2%)
Erste Abwicklungsanstalt
    1.000%, 02/27/17.............................     37,200   37,307,694
FMS Wertmanagement AoeR
    0.625%, 04/18/16.............................   $ 60,900   60,997,440
    1.125%, 10/14/16.............................      4,286    4,319,671
    1.125%, 12/07/16............................. GBP  3,200    4,934,658
    0.625%, 01/30/17.............................     54,000   53,989,902
KFW
    0.625%, 12/15/16.............................     18,600   18,618,135
    4.875%, 01/17/17.............................     42,500   45,528,252
    4.875%, 01/17/17.............................     10,000   10,715,430
    1.250%, 02/15/17.............................     30,000   30,313,950
    0.750%, 03/17/17.............................     56,400   56,476,196
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.500%, 06/01/16.............................    157,800  157,749,188
    0.625%, 01/26/17.............................     20,350   20,299,105
                                                             ------------
TOTAL GERMANY....................................             501,249,621
                                                             ------------

IRELAND -- (0.1%)
GE Capital UK Funding
    4.625%, 01/18/16............................. GBP  4,000    6,298,336
                                                             ------------

JAPAN -- (3.4%)
Development Bank of Japan, Inc.
    2.750%, 03/15/16.............................      8,000    8,157,992
    1.625%, 10/05/16.............................     30,000   30,391,620
    5.125%, 02/01/17.............................     23,500   25,224,642
    1.500%, 03/13/17.............................     56,580   57,210,075
Japan Bank for International Cooperation
    2.500%, 01/21/16.............................     65,400   66,316,123
    5.250%, 03/23/16.............................     18,000   18,738,000
                                                             ------------
TOTAL JAPAN......................................             206,038,452
                                                             ------------

NETHERLANDS -- (7.0%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................     98,100   98,724,995
    5.125%, 10/05/16.............................      4,000    4,251,548
    0.875%, 12/12/16............................. GBP  4,000    6,143,768
    5.250%, 01/31/17.............................      5,000    5,381,950
    0.875%, 02/21/17.............................     60,782   60,843,086
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    4.000%, 09/10/15............................. GBP 30,773   47,747,451

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
NETHERLANDS -- (Continued)
    2.125%, 10/13/15............................. GPB20,000 $ 20,154,640
    3.375%, 01/19/17.............................     8,735    9,084,636
Nederlandse Waterschapsbank NV
    0.750%, 03/29/16.............................    68,900   69,070,183
#   2.125%, 06/16/16.............................    44,500   45,313,905
    2.125%, 09/07/16............................. GBP 1,687    2,636,661
    2.125%, 02/09/17.............................    17,800   18,210,539
Netherlands Government Bond
    1.000%, 02/24/17.............................   $43,652   43,835,600
                                                            ------------
TOTAL NETHERLANDS................................            431,398,962
                                                            ------------

NEW ZEALAND -- (0.2%)
ANZ New Zealand Int'l, Ltd.
#   1.125%, 03/24/16.............................    10,245   10,287,209
                                                            ------------

NORWAY -- (2.7%)
Kommunalbanken A.S.
    2.375%, 01/19/16.............................    47,500   48,149,420
    0.500%, 03/29/16.............................    94,000   94,018,800
    0.875%, 10/03/16.............................     5,000    5,017,930
    1.125%, 12/15/16............................. GBP13,100   20,202,401
                                                            ------------
TOTAL NORWAY.....................................            167,388,551
                                                            ------------

SINGAPORE -- (0.4%)
DBS Bank, Ltd.
    2.375%, 09/14/15.............................    26,200   26,357,174
                                                            ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (16.8%)
African Development Bank
    2.500%, 03/15/16.............................    38,000   38,689,320
    1.250%, 09/02/16.............................     5,000    5,048,315
    0.750%, 10/18/16.............................    10,600   10,623,182
    1.125%, 03/15/17.............................    16,000   16,123,952
Asian Development Bank
    2.500%, 03/15/16.............................    38,693   39,378,640
    0.500%, 06/20/16.............................     5,000    5,004,335
    5.500%, 06/27/16.............................    47,011   49,725,133
    1.000%, 12/15/16............................. GBP19,400   29,899,596
    0.750%, 01/11/17.............................     5,000    5,011,515
    1.125%, 03/15/17.............................    15,000   15,118,515
Council Of Europe Development Bank
    1.250%, 09/22/16.............................    63,893   64,483,627
    1.750%, 12/19/16............................. GBP 3,500    5,456,180
    1.500%, 02/22/17.............................    16,389   16,613,578
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................    82,654   83,787,682
    1.000%, 02/16/17.............................    43,571   43,888,197
European Investment Bank
    1.125%, 12/15/16.............................    31,100   31,366,745

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount^       Value+
                                                   -------       ------
                                                    (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    3.125%, 12/15/16.............................     14,500 $   15,076,897
    4.875%, 01/17/17.............................     68,900     73,804,509
    4.875%, 01/17/17.............................     27,900     29,877,915
    1.750%, 03/15/17.............................     19,600     19,989,276
    0.875%, 04/18/17.............................      5,000      5,016,340
Inter-American Development Bank
    0.625%, 12/15/15............................. GBP 19,852     30,475,858
    5.125%, 09/13/16.............................     30,000     31,847,280
    1.375%, 10/18/16.............................   $ 10,000     10,105,220
    0.875%, 11/15/16.............................     29,000     29,095,903
International Bank for Reconstruction &
 Development
    2.125%, 03/15/16.............................     85,000     86,335,775
    0.500%, 05/16/16.............................      4,500      4,504,689
    0.625%, 10/14/16.............................     18,000     17,997,894
    1.000%, 12/28/16............................. GBP  5,100      7,860,735
    0.875%, 04/17/17.............................     30,000     30,167,280
    0.625%, 05/02/17.............................     15,000     14,962,950
International Finance Corp.
    0.625%, 11/15/16.............................      2,800      2,799,003
Nordic Investment Bank
    0.500%, 04/14/16.............................    134,380    134,401,501
    1.000%, 03/07/17.............................     25,000     25,147,400
                                                             --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....             1,029,684,937
                                                             --------------

SWEDEN -- (4.1%)
Kommuninvest I Sverige AB
    0.500%, 06/15/16.............................     20,000     19,996,420
    0.875%, 12/13/16.............................      5,000      5,016,500
    1.625%, 02/13/17.............................      7,846      7,966,499
Nordea Bank AB
    3.875%, 12/15/15............................. GBP  5,000      7,812,380
    3.125%, 03/20/17.............................     10,000     10,351,740
Svensk Exportkredit AB
    0.875%, 12/15/15............................. GBP 46,000     70,681,859
    0.625%, 05/31/16.............................     54,500     54,550,685
    1.125%, 12/15/16............................. GBP 20,000     30,840,289
    5.125%, 03/01/17.............................      5,000      5,393,500
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................     37,790     38,821,516
                                                             --------------
TOTAL SWEDEN.....................................               251,431,388
                                                             --------------

UNITED KINGDOM -- (0.2%)
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................     11,225     11,325,812
                                                             --------------

                                                   Face
                                                  Amount^      Value+
                                                  -------      ------
                                                   (000)
UNITED STATES -- (2.5%)
Berkshire Hathaway, Inc.
    1.900%, 01/31/17............................. $  4,000 $    4,083,608
    1.900%, 01/31/17.............................    3,000      3,061,845
Exxon Mobil Corp.
    0.921%, 03/15/17.............................    9,826      9,879,434
General Electric Capital Corp.
    1.000%, 01/08/16.............................   22,517     22,618,889
    2.950%, 05/09/16.............................    5,340      5,470,189
    1.500%, 07/12/16.............................   14,012     14,160,527
    3.350%, 10/17/16.............................      900        934,258
    5.375%, 10/20/16.............................   19,000     20,257,268
    2.900%, 01/09/17.............................   25,723     26,640,308
    2.900%, 01/09/17.............................   18,600     19,255,464
    5.400%, 02/15/17.............................    5,000      5,395,715
    2.450%, 03/15/17.............................    8,000      8,219,072
Procter & Gamble Co. (The)
#   0.750%, 11/04/16.............................    3,600      3,608,759
Toyota Motor Credit Corp.
    0.800%, 05/17/16.............................    7,035      7,051,258
Wal-Mart Stores, Inc.
    5.375%, 04/05/17.............................    1,500      1,632,618
                                                           --------------
TOTAL UNITED STATES..............................             152,269,212
                                                           --------------
TOTAL BONDS......................................           4,074,103,167
                                                           --------------

AGENCY OBLIGATIONS -- (11.6%)
Federal Home Loan Bank
    2.000%, 09/09/16.............................   29,980     30,599,087
    0.625%, 11/23/16.............................   50,000     50,050,450
    1.625%, 12/09/16.............................  132,900    135,126,340
    0.875%, 03/10/17.............................   60,000     60,222,120
Federal Home Loan Mortgage Corporation
    2.000%, 08/25/16.............................   30,000     30,598,830
    0.875%, 10/14/16.............................   75,000     75,415,650
    0.500%, 01/27/17.............................   40,000     39,924,000
    5.000%, 02/16/17.............................   20,000     21,546,040
#   0.875%, 02/22/17.............................   70,000     70,371,420
    1.000%, 03/08/17.............................   70,000     70,438,130
Federal National Mortgage Association
    1.250%, 01/30/17.............................   60,000     60,627,780
    5.000%, 02/13/17.............................   15,000     16,157,070
    0.750%, 03/14/17.............................   15,000     15,021,810
    0.750%, 04/20/17.............................   18,500     18,545,621
    1.125%, 04/27/17.............................   15,000     15,142,470
                                                           --------------
TOTAL AGENCY OBLIGATIONS.........................             709,786,818
                                                           --------------

U.S. TREASURY OBLIGATIONS -- (18.2%)
U.S. Treasury Notes
#   1.000%, 10/31/16.............................  175,000    176,462,825
    0.625%, 11/15/16.............................   75,000     75,187,500
    0.875%, 11/30/16.............................   85,000     85,551,140
    0.625%, 12/15/16.............................   20,000     20,043,760

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^     Value+
                                                  -------     ------
                                                   (000)
U.S. TREASURY OBLIGATIONS -- (Continued)
    0.875%, 12/31/16............................. 110,000 $  110,696,080
    0.750%, 01/15/17.............................  65,000     65,253,890
    0.875%, 01/31/17.............................  75,000     75,462,900
    0.625%, 02/15/17.............................  35,000     35,054,670
    0.875%, 02/28/17............................. 215,000    216,310,210
    0.750%, 03/15/17.............................  75,000     75,275,400
#   0.500%, 03/31/17............................. 130,000    129,847,640
    0.875%, 04/15/17.............................  50,000     50,281,250
                                                          --------------
TOTAL U.S. TREASURY OBLIGATIONS..................          1,115,427,265
                                                          --------------

                                                       Shares      Value+
                                                     --------      ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund............... 19,847,229 $  229,632,440
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,162,648,932)............................             $6,128,949,690
                                                               ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                          Level 1     Level 2     Level 3      Total
                                          ------- --------------  ------- --------------
Bonds
  Australia..............................   --    $  193,075,669    --    $  193,075,669
  Austria................................   --        36,921,638    --        36,921,638
  Canada.................................   --       715,896,458    --       715,896,458
  Denmark................................   --        89,461,030    --        89,461,030
  Finland................................   --        93,632,447    --        93,632,447
  France.................................   --       151,386,271    --       151,386,271
  Germany................................   --       501,249,621    --       501,249,621
  Ireland................................   --         6,298,336    --         6,298,336
  Japan..................................   --       206,038,452    --       206,038,452
  Netherlands............................   --       431,398,962    --       431,398,962
  New Zealand............................   --        10,287,209    --        10,287,209
  Norway.................................   --       167,388,551    --       167,388,551
  Singapore..............................   --        26,357,174    --        26,357,174
  Supranational Organization Obligations.   --     1,029,684,937    --     1,029,684,937
  Sweden.................................   --       251,431,388    --       251,431,388
  United Kingdom.........................   --        11,325,812    --        11,325,812
  United States..........................   --       152,269,212    --       152,269,212
Agency Obligations.......................   --       709,786,818    --       709,786,818
U.S. Treasury Obligations................   --     1,115,427,265    --     1,115,427,265
Securities Lending Collateral............   --       229,632,440    --       229,632,440
Forward Currency Contracts**.............   --       (22,032,514)   --       (22,032,514)
                                            --    --------------    --    --------------
TOTAL....................................   --    $6,106,917,176    --    $6,106,917,176
                                            ==    ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (93.8%)
AUSTRALIA -- (2.1%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17.............................   2,350 $ 2,358,211
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................  10,000  10,164,970
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.............................   2,525   2,565,602
Westpac Banking Corp.
    2.000%, 08/14/17.............................   8,425   8,567,829
                                                          -----------
TOTAL AUSTRALIA..................................          23,656,612
                                                          -----------

CANADA -- (5.9%)
Brookfield Asset Management, Inc.
    5.800%, 04/25/17.............................   4,150   4,491,130
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................   5,775   6,491,781
Royal Bank of Canada
    1.400%, 10/13/17.............................   1,000   1,003,432
    1.500%, 01/16/18.............................   7,673   7,705,626
    1.500%, 01/16/18.............................   4,384   4,403,890
Teck Resources, Ltd.
    2.500%, 02/01/18.............................   5,000   4,985,060
Thomson Reuters Corp.
#   6.500%, 07/15/18.............................   4,700   5,356,971
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  29,615  29,642,631
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................   2,105   2,109,071
                                                          -----------
TOTAL CANADA.....................................          66,189,592
                                                          -----------

FRANCE -- (2.5%)
BNP Paribas SA
    2.375%, 09/14/17.............................   8,000   8,176,216
BPCE SA
    2.500%, 12/10/18.............................   1,000   1,025,572
    2.500%, 07/15/19.............................   4,900   4,967,551
Orange SA
    2.750%, 09/14/16.............................   4,015   4,111,645
Societe Generale SA
    2.750%, 10/12/17.............................   8,000   8,226,536
Total Capital International SA
    1.550%, 06/28/17.............................   2,165   2,193,390
                                                          -----------
TOTAL FRANCE.....................................          28,700,910
                                                          -----------

GERMANY -- (2.5%)
Deutsche Bank AG
    3.250%, 01/11/16.............................   3,498   3,557,267
    6.000%, 09/01/17.............................   4,000   4,391,676

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................  20,000 $20,017,700
                                                          -----------
TOTAL GERMANY....................................          27,966,643
                                                          -----------

JAPAN -- (3.5%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19.............................   3,000   3,027,060
Development Bank of Japan, Inc.
    1.000%, 01/22/18.............................  19,200  19,106,016
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................  11,330  11,336,390
Sumitomo Mitsui Banking Corp.
    1.350%, 07/18/15.............................   4,000   4,006,872
    2.450%, 01/10/19.............................   2,600   2,637,562
                                                          -----------
TOTAL JAPAN......................................          40,113,900
                                                          -----------

NETHERLANDS -- (1.5%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................   5,000   5,041,990
    1.375%, 03/19/18.............................   5,000   5,030,055
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.250%, 01/14/19.............................   2,070   2,100,655
Nederlandse Waterschapsbank NV
    1.500%, 04/16/18.............................   5,000   5,042,420
                                                          -----------
TOTAL NETHERLANDS................................          17,215,120
                                                          -----------

NORWAY -- (1.3%)
Kommunalbanken A.S.
    1.375%, 06/08/17.............................  10,000  10,099,510
Statoil ASA
    3.125%, 08/17/17.............................   4,300   4,496,604
                                                          -----------
TOTAL NORWAY.....................................          14,596,114
                                                          -----------

SPAIN -- (0.2%)
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................   2,500   2,599,862
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.3%)
African Development Bank
    0.875%, 03/15/18.............................   8,040   8,003,233
European Investment Bank
#   1.625%, 06/15/17.............................  15,000  15,265,860
    1.000%, 12/15/17.............................  15,000  15,017,385

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Inter-American Development Bank
    0.875%, 03/15/18.............................  10,000 $ 9,966,690
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          48,253,168
                                                          -----------

SWEDEN -- (1.2%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   4,000   3,999,156
Nordea Bank AB...................................
    1.625%, 05/15/18.............................   3,000   3,001,056
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................   6,350   6,500,933
                                                          -----------
TOTAL SWEDEN.....................................          13,501,145
                                                          -----------

SWITZERLAND -- (1.4%)
Credit Suisse New York
    2.300%, 05/28/19.............................   6,425   6,468,247
    5.300%, 08/13/19.............................   1,016   1,146,997
UBS AG
    5.875%, 12/20/17.............................   4,325   4,794,621
    5.750%, 04/25/18.............................   2,350   2,631,025
    2.375%, 08/14/19.............................     667     672,651
                                                          -----------
TOTAL SWITZERLAND................................          15,713,541
                                                          -----------

UNITED KINGDOM -- (4.0%)
Barclays P.L.C.
    2.750%, 11/08/19.............................   8,000   8,092,640
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................     500     510,196
    1.846%, 05/05/17.............................      --          --
    2.315%, 02/13/20.............................   2,600   2,632,786
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   2,025   2,048,253
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................   4,000   4,226,204
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................  10,000   9,923,300
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................   3,628   3,646,216
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................   4,000   4,023,280
    6.400%, 10/21/19.............................   1,125   1,296,984
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................   8,000   8,618,440
                                                          -----------
TOTAL UNITED KINGDOM.............................          45,018,299
                                                          -----------

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (63.4%)
AbbVie, Inc......................................
    1.200%, 11/06/15                              $ 4,715 $ 4,727,118
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   4,215   4,258,663
Actavis, Inc.
    1.875%, 10/01/17.............................   4,000   4,010,616
Aetna, Inc.
    2.200%, 03/15/19.............................   5,000   5,038,730
Aflac, Inc.
    2.650%, 02/15/17.............................   2,650   2,728,186
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     596     662,930
American Express Co.
    6.150%, 08/28/17.............................   5,000   5,540,995
    7.000%, 03/19/18.............................   2,000   2,298,722
American International Group, Inc.
    5.850%, 01/16/18.............................   7,000   7,793,324
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................   1,220   1,249,458
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   2,012   2,139,995
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,355   1,365,802
    5.375%, 01/15/20.............................   7,000   8,024,247
Anthem, Inc.
    5.875%, 06/15/17.............................   3,990   4,358,193
    1.875%, 01/15/18.............................   4,000   4,028,340
Apache Corp.
    6.900%, 09/15/18.............................   4,890   5,661,001
Apple, Inc.
    1.000%, 05/03/18.............................  26,000  25,871,846
Arizona Public Service Co.
    8.750%, 03/01/19.............................   3,000   3,754,533
Assurant, Inc.
    2.500%, 03/15/18.............................   5,000   5,082,685
AT&T, Inc.
    1.400%, 12/01/17.............................   9,000   8,992,818
Autodesk, Inc.
    1.950%, 12/15/17.............................   4,000   4,029,332
Bank of America Corp.
    2.600%, 01/15/19.............................   1,670   1,696,166
    2.650%, 04/01/19.............................   1,000   1,017,455
Bank of New York Mellon Corp. (The)
    2.200%, 05/15/19.............................   4,030   4,087,117
    2.150%, 02/24/20.............................   3,600   3,615,116
Baxter International, Inc.
    1.850%, 06/15/18.............................   5,000   5,035,030
BB&T Corp.
    1.450%, 01/12/18.............................   9,000   9,015,345

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Becton Dickinson and Co.
    5.000%, 05/15/19............................. $ 2,000 $ 2,215,032
    6.375%, 08/01/19.............................   4,500   5,235,192
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................     900     912,875
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................  10,000  10,123,920
BlackRock, Inc.
#   6.250%, 09/15/17.............................   5,000   5,587,035
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   5,000   5,017,290
Buckeye Partners L.P.
    6.050%, 01/15/18.............................   1,880   2,050,055
Capital One Financial Corp.
    6.750%, 09/15/17.............................   4,000   4,485,608
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   9,000   9,058,248
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   2,880   2,965,069
CBS Corp.
    2.300%, 08/15/19.............................   6,638   6,642,952
Celgene Corp.
    2.250%, 05/15/19.............................   5,000   5,050,830
Chevron Corp.
    1.104%, 12/05/17.............................   7,500   7,506,637
Cigna Corp.
    5.375%, 03/15/17.............................   1,190   1,280,427
Cisco Systems, Inc.
    2.125%, 03/01/19.............................   5,000   5,090,175
Citigroup, Inc.
    4.450%, 01/10/17.............................   4,000   4,205,868
    6.000%, 08/15/17.............................   4,000   4,388,088
CNA Financial Corp.
    7.350%, 11/15/19.............................   3,000   3,589,644
Coca-Cola Enterprises, Inc.
    2.125%, 09/15/15.............................   3,389   3,406,687
Comcast Corp.
    6.500%, 01/15/17.............................   1,500   1,641,138
Comerica, Inc.
    2.125%, 05/23/19.............................     700     702,097
Computer Sciences Corp.
    2.500%, 09/15/15.............................   4,000   4,023,984
CR Bard, Inc.
    1.375%, 01/15/18.............................   5,085   5,061,177
Daimler Finance North America LLC
    1.650%, 03/02/18.............................   3,600   3,623,526
Devon Energy Corp.
    2.250%, 12/15/18.............................   5,000   5,058,920
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.
    2.400%, 03/15/17.............................   4,000   4,071,600

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Dollar General Corp.
    1.875%, 04/15/18............................. $ 5,000 $ 4,969,010
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   6,167   6,269,212
DTE Energy Co.
    2.400%, 12/01/19.............................   3,210   3,250,212
Eastman Chemical Co.
    2.400%, 06/01/17.............................   4,000   4,085,392
eBay, Inc.
    2.200%, 08/01/19.............................   9,500   9,476,535
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................   2,475   2,822,480
EMC Corp.
    1.875%, 06/01/18.............................   8,780   8,877,677
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................   2,000   2,135,362
EOG Resources, Inc.
    2.500%, 02/01/16.............................   3,400   3,444,758
Exelon Generation Co. LLC
    6.200%, 10/01/17.............................   4,000   4,411,288
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   5,865   5,875,017
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  24,000  24,148,344
Fifth Third Bancorp
    3.625%, 01/25/16.............................     725     739,892
    2.300%, 03/01/19.............................   2,270   2,293,088
Fifth Third Bank
    2.375%, 04/25/19.............................   1,615   1,635,980
FMC Technologies, Inc.
    2.000%, 10/01/17.............................   5,000   4,994,005
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   5,000   5,444,230
    2.375%, 03/12/19.............................   1,000   1,010,631
Freeport-McMoRan, Inc.
    2.150%, 03/01/17.............................   4,000   4,009,960
GATX Corp.
    2.500%, 03/15/19.............................   3,000   2,995,998
General Dynamics Corp.
    1.000%, 11/15/17.............................   2,000   2,000,418
General Electric Capital Corp.
#   1.625%, 04/02/18.............................  15,000  15,163,125
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   1,550   1,712,995
    5.950%, 01/18/18.............................   2,000   2,218,334
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20.............................   5,000   5,034,515
Hartford Financial Services Group, Inc. (The)
    4.000%, 10/15/17.............................   5,142   5,474,739
Hewlett-Packard Co.
    2.600%, 09/15/17.............................   4,000   4,098,692

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Home Depot, Inc. (The)
    2.000%, 06/15/19............................. $ 5,000 $ 5,082,405
HSBC USA, Inc.
    2.375%, 11/13/19.............................   2,000   2,015,322
Humana, Inc.
    2.625%, 10/01/19.............................   2,000   2,037,082
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.............................   5,000   5,094,465
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................   6,150   6,217,773
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   5,000   5,149,695
Intuit, Inc.
    5.750%, 03/15/17.............................   2,000   2,159,946
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,875   1,979,051
John Deere Capital Corp.
#   1.950%, 03/04/19.............................   3,400   3,433,123
JPMorgan Chase & Co.
    3.150%, 07/05/16.............................   1,000   1,025,261
    6.300%, 04/23/19.............................     548     632,982
    2.250%, 01/23/20.............................   2,000   1,994,986
KeyBank NA
    1.650%, 02/01/18.............................   1,820   1,827,628
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   2,300   2,319,166
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................   4,000   4,296,108
Kohl's Corp.
    6.250%, 12/15/17.............................   4,000   4,458,292
Kroger Co. (The)
    2.300%, 01/15/19.............................   3,000   3,039,987
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   4,500   4,575,357
Lorillard Tobacco Co.
#   2.300%, 08/21/17.............................   4,000   4,049,980
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   9,800   9,783,977
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................   2,200   2,224,462
MasterCard, Inc.
    2.000%, 04/01/19.............................  10,000  10,171,350
Mattel, Inc.
    2.350%, 05/06/19.............................   6,000   5,986,104
McDonald's Corp.
    5.350%, 03/01/18.............................   5,000   5,562,510
McKesson Corp.
    1.400%, 03/15/18.............................   8,907   8,888,812
Monsanto Co.
    2.125%, 07/15/19.............................   2,500   2,521,935

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Morgan Stanley
    6.250%, 08/28/17.............................  $4,000 $4,414,816
    7.300%, 05/13/19.............................   1,800  2,138,063
MUFG Union Bank NA
    2.625%, 09/26/18.............................   5,245  5,393,087
Mylan, Inc.
    2.550%, 03/28/19.............................   4,400  4,415,220
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   3,850  3,894,468
Nisource Finance Corp.
    6.400%, 03/15/18.............................   3,000  3,405,318
Nucor Corp.
    5.750%, 12/01/17.............................   7,160  7,949,576
NYSE Euronext
    2.000%, 10/05/17.............................   5,000  5,072,025
ONE Gas, Inc.
    2.070%, 02/01/19.............................   4,944  4,993,440
Oracle Corp.
    1.200%, 10/15/17.............................   1,500  1,503,911
    5.000%, 07/08/19.............................   5,000  5,617,875
PepsiCo, Inc.
    5.000%, 06/01/18.............................   2,115  2,339,924
PG&E Corp.
    2.400%, 03/01/19.............................   5,000  5,052,550
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   3,000  3,378,630
Pioneer Natural Resources Co.
#   6.650%, 03/15/17.............................   4,000  4,372,596
    6.875%, 05/01/18.............................   2,000  2,265,124
PNC Bank NA
    1.500%, 02/23/18.............................   3,900  3,922,519
    2.400%, 10/18/19.............................   2,000  2,032,536
Praxair, Inc.
    1.250%, 11/07/18.............................   4,000  3,967,604
Principal Financial Group, Inc.
    1.850%, 11/15/17.............................   6,707  6,771,407
Prudential Financial, Inc.
    6.100%, 06/15/17.............................   1,000  1,097,645
    6.000%, 12/01/17.............................   5,000  5,563,355
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................   2,000  2,038,860
Qwest Corp.
    6.500%, 06/01/17.............................   4,000  4,351,444
Reinsurance Group of America, Inc.
#   5.625%, 03/15/17.............................   1,000  1,075,113
Republic Services, Inc.
    3.800%, 05/15/18.............................   5,427  5,756,479
Reynolds American, Inc.
    6.750%, 06/15/17.............................   2,000  2,210,656
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   6,000  6,033,558

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Southern Power Co.
    4.875%, 07/15/15.............................  $5,672 $5,720,859
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,000  5,103,380
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................   1,000  1,128,549
SunTrust Banks, Inc.
    3.500%, 01/20/17.............................   2,095  2,173,280
Symantec Corp.
    2.750%, 06/15/17.............................   4,000  4,071,188
Target Corp.
    2.300%, 06/26/19.............................   4,135  4,221,099
Tech Data Corp.
    3.750%, 09/21/17.............................   4,500  4,632,071
Texas Instruments, Inc.
    1.650%, 08/03/19.............................   5,000  4,980,390
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   6,599  6,673,047
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................   3,400  3,473,872
Toyota Motor Credit Corp.
    1.375%, 01/10/18.............................   1,956  1,965,099
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   5,000  5,102,535
Unilever Capital Corp.
    2.200%, 03/06/19.............................   3,820  3,889,482
Union Pacific Corp.
    1.800%, 02/01/20.............................   2,498  2,500,650
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................   5,000  5,088,725
US Bancorp
    2.200%, 04/25/19.............................   5,000  5,086,890
Verizon Communications, Inc.
    1.100%, 11/01/17.............................   3,000  2,979,402
    3.650%, 09/14/18.............................   1,000  1,059,407
    2.550%, 06/17/19.............................   1,000  1,024,170
Wachovia Corp.
    5.750%, 06/15/17.............................   2,510  2,752,501
    5.750%, 02/01/18.............................   3,000  3,346,551

                                                     Face
                                                    Amount^      Value+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
      5.800%, 02/15/18............................. $  2,745 $    3,095,097
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.............................    5,000      5,095,690
Wells Fargo & Co.
      2.125%, 04/22/19.............................    1,000      1,009,847
Western Union Co. (The)
      5.930%, 10/01/16.............................    6,000      6,382,842
Wisconsin Electric Power Co.
      1.700%, 06/15/18.............................    4,975      5,007,283
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................    7,405      7,446,401
Xerox Corp.
      2.750%, 03/15/19.............................    6,000      6,122,310
                                                             --------------
TOTAL UNITED STATES................................             716,357,901
                                                             --------------
TOTAL BONDS........................................           1,059,882,807
                                                             --------------

AGENCY OBLIGATIONS -- (3.8%)
Federal Home Loan Bank
#     0.375%, 06/24/16.............................    4,500      4,500,239
      5.000%, 11/17/17.............................    7,000      7,721,763
Federal National Mortgage Association
      0.625%, 08/26/16.............................   15,000     15,030,795
      1.250%, 01/30/17.............................   15,000     15,156,945
                                                             --------------
TOTAL AGENCY OBLIGATIONS....................................     42,409,742
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (1.8%)
U.S. Treasury Notes
      0.500%, 07/31/17.............................   21,000     20,909,763
                                                             --------------

                                                    Shares
                                                    ------         -
SECURITIES LENDING COLLATERAL -- (0.6%)
(S)@  DFA Short Term Investment Fund...............  541,823      6,268,895
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,122,948,909)............................           $1,129,471,207
                                                             ==============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            Investments in Securities (Market Value)
                                          ---------------------------------------------
                                          Level 1    Level 2     Level 3     Total
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $   23,656,612   --    $   23,656,612
  Canada.................................   --        66,189,592   --        66,189,592
  France.................................   --        28,700,910   --        28,700,910
  Germany................................   --        27,966,643   --        27,966,643
  Japan..................................   --        40,113,900   --        40,113,900
  Netherlands............................   --        17,215,120   --        17,215,120
  Norway.................................   --        14,596,114   --        14,596,114
  Spain..................................   --         2,599,862   --         2,599,862
  Supranational Organization Obligations.   --        48,253,168   --        48,253,168
  Sweden.................................   --        13,501,145   --        13,501,145
  Switzerland............................   --        15,713,541   --        15,713,541
  United Kingdom.........................   --        45,018,299   --        45,018,299
  United States..........................   --       716,357,901   --       716,357,901
Agency Obligations.......................   --        42,409,742   --        42,409,742
U.S. Treasury Obligations................   --        20,909,763   --        20,909,763
Securities Lending Collateral............   --         6,268,895   --         6,268,895
Forward Currency Contracts**.............   --        20,013,760   --        20,013,760
                                            --    --------------   --    --------------
TOTAL....................................   --    $1,149,484,967   --    $1,149,484,967
                                            ==    ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                   Face
                                                  Amount^     Value+
                                                  -------     ------
                                                   (000)
BONDS -- (94.2%)
AUSTRALIA -- (9.4%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18.............................  20,900 $   20,855,002
#   2.250%, 06/13/19............................. 263,061    266,615,480
Commonwealth Bank of Australia
    2.500%, 09/20/18............................. 101,000    103,829,616
#   2.250%, 03/13/19.............................  51,512     52,172,641
    2.300%, 09/06/19............................. 110,025    111,115,238
    2.300%, 03/12/20.............................  10,277     10,368,363
National Australia Bank, Ltd.
    2.300%, 07/25/18.............................  47,000     47,983,663
    2.250%, 07/01/19............................. 132,250    133,406,130
    2.250%, 07/01/19.............................   1,140      1,149,966
    2.400%, 12/09/19.............................   5,000      5,074,980
Westpac Banking Corp.
#   1.600%, 01/12/18.............................  30,650     30,856,979
    2.250%, 07/30/18.............................  63,900     65,275,831
#   2.250%, 01/17/19............................. 149,489    152,593,438
                                                          --------------
TOTAL AUSTRALIA..................................          1,001,297,327
                                                          --------------

AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18............................. 102,000    101,962,056
#   1.625%, 03/12/19............................. 112,903    114,166,159
                                                          --------------
TOTAL AUSTRIA....................................            216,128,215
                                                          --------------

CANADA -- (11.3%)
Bank of Nova Scotia (The)
    2.050%, 06/05/19............................. 101,080    101,569,025
    2.050%, 06/05/19.............................  33,000     33,146,520
Canada Government International Bond
    1.625%, 02/27/19............................. 116,700    118,355,273
Manitoba, Province of Canada
    1.750%, 05/30/19.............................   5,680      5,745,308
Ontario, Province of Canada
    2.000%, 01/30/19............................. 171,800    175,588,018
#   1.650%, 09/27/19.............................  84,691     85,071,771
    4.000%, 10/07/19.............................  32,031     35,260,750
Royal Bank of Canada
#   2.200%, 07/27/18............................. 145,150    148,047,920
#   2.150%, 03/15/19............................. 132,695    134,301,406
    2.150%, 03/06/20.............................  20,000     20,106,900
Toronto-Dominion Bank (The)
#   2.625%, 09/10/18............................. 136,484    140,863,908
#   2.125%, 07/02/19............................. 108,670    110,138,784
    2.250%, 11/05/19.............................  48,875     49,396,105

                                                    Face
                                                   Amount^       Value+
                                                   -------       ------
                                                    (000)
CANADA -- (Continued)
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................     43,070 $   43,328,161
                                                             --------------
TOTAL CANADA.....................................             1,200,919,849
                                                             --------------

DENMARK -- (0.9%)
Kommunekredit
    1.125%, 03/15/18.............................     96,274     96,217,391
                                                             --------------

FINLAND -- (1.1%)
Finland Government International Bond
    1.625%, 10/01/18.............................     50,000     50,741,250
Municipality Finance P.L.C.
    1.750%, 05/21/19.............................     68,800     69,598,493
                                                             --------------
TOTAL FINLAND....................................               120,339,743
                                                             --------------

FRANCE -- (3.3%)
Dexia Credit Local SA
#   2.250%, 01/30/19.............................     71,945     73,530,955
    1.875%, 01/29/20.............................     25,000     24,873,175
Total Capital International SA
    2.125%, 01/10/19.............................    101,000    103,083,327
    2.100%, 06/19/19.............................     79,228     80,376,410
Total Capital SA
    2.125%, 08/10/18.............................     46,000     47,055,562
    3.875%, 12/14/18............................. GBP 13,134     21,832,952
                                                             --------------
TOTAL FRANCE.....................................               350,752,381
                                                             --------------

GERMANY -- (3.3%)
FMS Wertmanagement AoeR
    1.625%, 11/20/18.............................     43,000     43,575,813
    1.875%, 12/07/18............................. GBP 20,000     31,433,782
KFW
    1.875%, 04/01/19.............................     92,750     94,665,751
Landwirtschaftliche Rentenbank
    1.875%, 09/17/18.............................     15,000     15,344,205
NRW Bank
    1.875%, 07/01/19.............................     29,400     29,719,578
    2.000%, 09/23/19.............................    100,200    101,759,613
State of North Rhine- Westphalia
    1.625%, 01/22/20.............................     34,500     34,332,054
                                                             --------------
TOTAL GERMANY....................................               350,830,796
                                                             --------------

JAPAN -- (4.3%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.............................      9,000      8,992,665

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount^       Value+
                                                   -------       ------
                                                    (000)
JAPAN -- (Continued)
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................    201,350 $  203,904,729
    1.750%, 11/13/18.............................     29,000     29,299,077
    1.750%, 05/29/19.............................     39,280     39,605,160
    1.750%, 05/29/19.............................     19,600     19,747,784
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................     40,500     40,522,842
    2.500%, 09/12/18.............................     50,000     51,572,050
    2.500%, 09/12/18.............................     15,400     15,884,191
    2.125%, 03/06/19.............................     45,000     45,710,550
                                                             --------------
TOTAL JAPAN......................................               455,239,048
                                                             --------------

NETHERLANDS -- (9.5%)
Bank Nederlandse Gemeenten NV
    1.875%, 12/07/18............................. GBP 50,450     79,106,786
    1.875%, 06/11/19.............................    181,000    184,250,579
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................     19,920     20,091,491
    2.250%, 01/14/19.............................    235,625    239,114,371
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................    248,340    252,388,687
    1.750%, 09/05/19.............................     24,000     24,192,840
Shell International Finance BV
#   1.900%, 08/10/18.............................    119,844    122,006,465
    2.000%, 11/15/18.............................     53,970     54,981,614
    4.300%, 09/22/19.............................     25,000     27,658,700
    4.300%, 09/22/19.............................      6,500      7,189,344
                                                             --------------
TOTAL NETHERLANDS................................             1,010,980,877
                                                             --------------

NORWAY -- (5.6%)
Kommunalbanken A.S.
    2.125%, 03/15/19.............................    146,650    150,489,737
    1.750%, 05/28/19.............................    105,500    106,748,065
    1.500%, 10/22/19.............................     42,900     42,718,404
    1.625%, 01/15/20.............................      5,000      4,995,760
Statoil ASA
#   1.200%, 01/17/18.............................     35,100     35,078,484
    1.150%, 05/15/18.............................    183,925    183,255,145
    1.950%, 11/08/18.............................     13,800     14,019,531
    2.250%, 11/08/19.............................     62,422     63,573,998
                                                             --------------
TOTAL NORWAY.....................................               600,879,124
                                                             --------------

                                                    Face
                                                   Amount^      Value+
                                                   -------      ------
                                                    (000)
SINGAPORE -- (1.3%)
Singapore Government Bond
    2.500%, 06/01/19............................. SGD163,700 $128,642,442
    1.625%, 10/01/19............................. SGD 15,000   11,374,324
                                                             ------------
TOTAL SINGAPORE..................................             140,016,766
                                                             ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.9%)
African Development Bank
    1.625%, 10/02/18.............................      9,920   10,051,668
Asian Development Bank
    1.750%, 03/21/19.............................     15,000   15,263,700
    1.875%, 04/12/19.............................    133,500  136,213,922
Council Of Europe Development Bank
#   1.125%, 05/31/18.............................     45,000   45,014,400
European Investment Bank
    4.750%, 10/15/18............................. GBP 28,722   49,393,220
    1.625%, 12/18/18.............................     25,000   25,344,500
    1.500%, 02/01/19............................. GBP 44,400   68,695,121
    1.875%, 03/15/19.............................    101,400  103,604,132
International Bank for Reconstruction &
 Development
    1.875%, 03/15/19.............................     91,000   93,062,788
Nordic Investment Bank
#   1.875%, 06/14/19.............................     77,020   78,518,655
                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....             625,162,106
                                                             ------------

SWEDEN -- (6.8%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................    168,950  171,813,364
Nordea Bank AB
    2.375%, 04/04/19.............................     70,315   71,552,403
Svensk Exportkredit AB
    1.125%, 04/05/18.............................     25,000   25,008,550
    1.875%, 12/21/18............................. GBP 40,150   62,963,293
#   1.875%, 06/17/19.............................     94,575   96,179,276
Svenska Handelsbanken AB
#   2.500%, 01/25/19.............................    176,256  180,445,429
    2.250%, 06/17/19.............................    119,548  120,788,430
                                                             ------------
TOTAL SWEDEN.....................................             728,750,745
                                                             ------------

UNITED KINGDOM -- (0.4%)
United Kingdom Gilt
    1.250%, 07/22/18............................. GBP 31,700   49,113,770
                                                             ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^     Value+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (29.1%)
3M Co.
    1.625%, 06/15/19............................. $ 27,745 $ 27,787,700
Apple, Inc.
    1.000%, 05/03/18.............................   71,650   71,296,837
#   2.100%, 05/06/19.............................  199,300  203,413,153
    1.550%, 02/07/20.............................   29,920   29,605,870
Berkshire Hathaway Finance Corp.
    1.300%, 05/15/18.............................   42,700   42,860,851
    2.000%, 08/15/18.............................   51,375   52,678,435
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   13,446   13,612,623
#   2.100%, 08/14/19.............................   87,792   89,320,371
Chevron Corp.
    1.718%, 06/24/18.............................  132,577  134,297,982
    2.193%, 11/15/19.............................   29,332   29,953,604
    1.961%, 03/03/20.............................  141,347  142,017,126
Cisco Systems, Inc.
    2.125%, 03/01/19.............................    7,274    7,405,187
    4.450%, 01/15/20.............................    6,192    6,907,801
Coca-Cola Co. (The)
    1.650%, 11/01/18.............................   31,819   32,314,486
Eli Lilly & Co.
    1.950%, 03/15/19.............................    4,300    4,348,667
Exxon Mobil Corp.
    1.819%, 03/15/19.............................  185,578  187,634,204
    1.912%, 03/06/20.............................  120,000  120,904,080
General Electric Capital Corp.
    2.300%, 01/14/19.............................  157,285  161,066,446
    6.000%, 08/07/19.............................   12,000   14,027,136
    6.000%, 08/07/19.............................   31,575   36,918,248
    2.200%, 01/09/20.............................   95,320   96,630,650
International Business Machines Corp.
#   1.250%, 02/08/18.............................   10,530   10,571,899
#   1.950%, 02/12/19.............................  163,527  165,514,671
#   1.875%, 05/15/19.............................   15,000   15,119,205
Johnson & Johnson
    1.650%, 12/05/18.............................  173,200  176,059,878
Merck & Co., Inc.
    1.850%, 02/10/20.............................   64,204   64,448,617
Merck Sharp & Dohme Corp.
    5.000%, 06/30/19.............................      460      519,402
    5.000%, 06/30/19.............................    4,300    4,854,064
Microsoft Corp.
#   1.625%, 12/06/18.............................  168,185  170,757,390
#   1.850%, 02/12/20.............................   85,500   86,205,803

                                                       Face
                                                      Amount^       Value+
                                                      -------       ------
                                                       (000)
UNITED STATES -- (Continued)
Pfizer, Inc.
      1.500%, 06/15/18............................. $    63,504 $    63,874,292
      2.100%, 05/15/19.............................     241,892     245,491,111
Procter & Gamble Co. (The)
      1.900%, 11/01/19.............................      57,881      58,539,570
Toyota Motor Credit Corp.
      1.375%, 01/10/18.............................      30,586      30,728,286
      2.000%, 10/24/18.............................     154,239     157,293,703
      2.100%, 01/17/19.............................      52,256      53,113,051
      2.125%, 07/18/19.............................      33,219      33,672,572
      2.150%, 03/12/20.............................      29,200      29,460,668
US Bank NA
      2.125%, 10/28/19.............................      85,605      86,500,856
Wal-Mart Stores, Inc.
      1.125%, 04/11/18.............................     114,065     114,301,571
      1.950%, 12/15/18.............................      26,431      27,018,085
                                                                ---------------
TOTAL UNITED STATES................................               3,099,046,151
                                                                ---------------
TOTAL BONDS........................................              10,045,674,289
                                                                ---------------

AGENCY OBLIGATIONS -- (2.3%)
Federal Home Loan Mortgage Corporation
      3.750%, 03/27/19.............................      15,000      16,386,510
#     1.250%, 08/01/19.............................      16,200      16,103,205
#     1.250%, 10/02/19.............................     136,000     134,952,120
Federal National Mortgage Association
#     1.875%, 02/19/19.............................      20,000      20,431,580
#     1.750%, 06/20/19.............................      23,000      23,365,424
#     1.750%, 09/12/19.............................      15,000      15,181,500
      1.625%, 01/21/20.............................      20,000      20,099,600
                                                                ---------------
TOTAL AGENCY OBLIGATIONS...........................                 246,519,939
                                                                ---------------

U.S. TREASURY OBLIGATIONS -- (0.6%)
U.S. Treasury Notes
      1.500%, 11/30/19.............................      58,000      58,339,822
                                                                ---------------

                                                      Shares
                                                      ------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund...............  26,797,485     310,046,898
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,570,364,499)...........................              $10,660,580,948
                                                                ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                          ------------------------------------------------
                                          Level 1     Level 2      Level 3      Total
                                          ------- ---------------  ------- ---------------
Bonds
  Australia..............................   --    $ 1,001,297,327    --    $ 1,001,297,327
  Austria................................   --        216,128,215    --        216,128,215
  Canada.................................   --      1,200,919,849    --      1,200,919,849
  Denmark................................   --         96,217,391    --         96,217,391
  Finland................................   --        120,339,743    --        120,339,743
  France.................................   --        350,752,381    --        350,752,381
  Germany................................   --        350,830,796    --        350,830,796
  Japan..................................   --        455,239,048    --        455,239,048
  Netherlands............................   --      1,010,980,877    --      1,010,980,877
  Norway.................................   --        600,879,124    --        600,879,124
  Singapore..............................   --        140,016,766    --        140,016,766
  Supranational Organization Obligations.   --        625,162,106    --        625,162,106
  Sweden.................................   --        728,750,745    --        728,750,745
  United Kingdom.........................   --         49,113,770    --         49,113,770
  United States..........................   --      3,099,046,151    --      3,099,046,151
Agency Obligations.......................   --        246,519,939    --        246,519,939
U.S. Treasury Obligations................   --         58,339,822    --         58,339,822
Securities Lending Collateral............   --        310,046,898    --        310,046,898
Forward Currency Contracts**.............   --        (18,211,593)   --        (18,211,593)
                                            --    ---------------    --    ---------------
TOTAL....................................   --    $10,642,369,355    --    $10,642,369,355
                                            ==    ===============    ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                    Face
                                                   Amount^    Value+
                                                   -------    ------
                                                    (000)
BONDS -- (98.3%)
AUSTRIA -- (4.1%)
Austria Government Bond
    3.400%, 11/22/22............................. EUR 6,545 $ 9,038,600
    1.750%, 10/20/23............................. EUR   600     749,206
    1.650%, 10/21/24............................. EUR 7,650   9,521,520
                                                            -----------
TOTAL AUSTRIA....................................            19,309,326
                                                            -----------

BELGIUM -- (3.9%)
Belgium Government Bond
    2.250%, 06/22/23............................. EUR 7,500   9,647,425
    5.500%, 03/28/28............................. EUR 5,050   8,924,097
                                                            -----------
TOTAL BELGIUM....................................            18,571,522
                                                            -----------

CANADA -- (11.7%)
Alberta, Province of Canada
    2.550%, 12/15/22............................. CAD 8,350   7,214,012
British Columbia, Province of Canada
    2.700%, 12/18/22............................. CAD12,000  10,493,560
    2.850%, 06/18/25............................. CAD 4,000   3,498,317
    5.700%, 06/18/29............................. CAD 1,500   1,701,670
Manitoba, Province of Canada
    2.550%, 06/02/23............................. CAD 7,250   6,217,273
    3.300%, 06/02/24............................. CAD 6,750   6,094,805
    3.250%, 09/05/29............................. CAD 2,500   2,207,087
Ontario, Province of Canada
    1.875%, 05/21/24............................. EUR 6,800   8,499,170
    6.500%, 03/08/29............................. CAD 7,900   9,445,493
                                                            -----------
TOTAL CANADA.....................................            55,371,387
                                                            -----------

DENMARK -- (3.9%)
Denmark Government Bond
    1.500%, 11/15/23............................. DKK44,800   7,416,048
    1.750%, 11/15/25............................. DKK64,200  10,945,886
                                                            -----------
TOTAL DENMARK....................................            18,361,934
                                                            -----------

FINLAND -- (3.4%)
Finland Government Bond
    1.500%, 04/15/23............................. EUR 7,500   9,191,121
    2.750%, 07/04/28............................. EUR 4,800   6,842,737
                                                            -----------
TOTAL FINLAND....................................            16,033,858
                                                            -----------

FRANCE -- (17.9%)
Caisse d'Amortissement de la Dette Sociale
    2.500%, 10/25/22............................. EUR 1,400   1,815,142
    1.375%, 11/25/24............................. EUR 9,050  10,870,231
France Government Bond OAT
    1.750%, 05/25/23............................. EUR 9,000  11,180,082
    2.250%, 05/25/24............................. EUR19,250  24,908,965

                                                     Face
                                                    Amount^      Value+
                                                    -------      ------
                                                     (000)
FRANCE -- (Continued)
    6.000%, 10/25/25............................. EUR    5,650 $ 9,802,246
    3.500%, 04/25/26............................. EUR    8,800  12,821,826
Reseau Ferre de France
    3.125%, 10/25/28............................. EUR    2,600   3,698,022
SNCF Reseau
    5.500%, 12/01/21............................. GBP    3,000   5,598,684
Societe Nationale des Chemins de Fer Francais
    5.375%, 03/18/27............................. GBP    1,600   3,097,457
UNEDIC
    2.375%, 05/25/24............................. EUR    1,000   1,300,789
                                                               -----------
TOTAL FRANCE.....................................               85,093,444
                                                               -----------

GERMANY -- (1.3%)
Bundesrepublik Deutschland
    1.000%, 08/15/24............................. EUR      750     893,439
    4.750%, 07/04/28............................. EUR    2,950   5,102,266
                                                               -----------
TOTAL GERMANY....................................                5,995,705
                                                               -----------

JAPAN -- (8.1%)
Japan Government Ten Year Bond
    1.400%, 03/20/20............................. JPY1,828,000  16,293,206
    1.200%, 06/20/21............................. JPY1,377,000  12,299,712
    0.800%, 06/20/23............................. JPY  150,000   1,315,269
    0.600%, 03/20/24............................. JPY  100,000     862,143
Japan Government Twenty Year Bond
    0.800%, 06/20/23............................. JPY  310,000   2,718,222
    2.100%, 12/20/26............................. JPY  495,000   4,915,077
                                                               -----------
TOTAL JAPAN......................................               38,403,629
                                                               -----------

LUXEMBOURG -- (1.0%)
Grand Duchy of Luxembourg
    2.125%, 07/10/23............................. EUR    3,800   4,927,484
                                                               -----------

NETHERLANDS -- (8.8%)
Bank Nederlandse Gemeenten NV
    5.375%, 06/07/21............................. GBP      600   1,109,621
    2.250%, 08/30/22............................. EUR    2,300   2,942,516
    2.250%, 07/17/23............................. EUR    4,000   5,167,324
    1.125%, 09/04/24............................. EUR    5,976   7,109,519
Deutsche Bahn Finance BV
    2.750%, 06/20/22............................. GBP      300     480,512
Nederlandse Waterschapsbank NV
    3.000%, 11/16/23............................. EUR    4,700   6,406,577
Netherlands Government Bond
    2.000%, 07/15/24............................. EUR   11,050  14,175,286
    5.500%, 01/15/28............................. EUR    2,500   4,500,730
                                                               -----------
TOTAL NETHERLANDS................................               41,892,085
                                                               -----------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
NORWAY -- (2.2%)
Norway Government Bond
    2.000%, 05/24/23............................. NOK 16,000 $ 2,212,963
    3.000%, 03/14/24............................. NOK 54,000   8,046,679
                                                             -----------
TOTAL NORWAY.....................................             10,259,642
                                                             -----------

SINGAPORE -- (4.0%)
Singapore Government Bond
    3.250%, 09/01/20............................. SGD  3,800   3,072,578
    3.125%, 09/01/22............................. SGD  5,070   4,093,665
    2.750%, 07/01/23............................. SGD 13,180  10,361,689
    3.000%, 09/01/24............................. SGD    400     322,043
    3.500%, 03/01/27............................. SGD  1,300   1,094,909
                                                             -----------
TOTAL SINGAPORE..................................             18,944,884
                                                             -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.2%)
European Financial Stability Facility
    2.250%, 09/05/22............................. EUR  1,700   2,181,962
    1.750%, 06/27/24............................. EUR  5,325   6,688,916
European Investment Bank
    5.375%, 06/07/21............................. GBP    880   1,637,731
    2.250%, 10/14/22............................. EUR  2,500   3,222,804
    2.500%, 10/31/22............................. GBP  3,380   5,435,552
    2.750%, 09/15/25............................. EUR    500     691,900
    1.900%, 01/26/26............................. JPY256,000   2,512,149
European Union
    3.000%, 09/04/26............................. EUR  6,925   9,949,676
    2.875%, 04/04/28............................. EUR  3,460   5,012,163
International Bank for Reconstruction &
 Development
    5.000%, 03/07/22............................. AUD  1,400   1,250,921
Nordic Investment Bank
    5.000%, 04/19/22............................. AUD    600     535,392
                                                             -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....             39,119,166
                                                             -----------

                                                    Face
                                                   Amount^      Value+
                                                   -------      ------
                                                    (000)
SWEDEN -- (3.5%)
Sweden Government Bond
    1.500%, 11/13/23............................. SEK128,500 $ 16,873,825
                                                             ------------

UNITED KINGDOM -- (16.3%)
Network Rail Infrastructure Finance P.L.C.
    4.625%, 07/21/20............................. GBP    650    1,154,448
United Kingdom Gilt
    1.750%, 09/07/22............................. GBP 16,619   25,735,897
    2.750%, 09/07/24............................. GBP  3,500    5,779,196
    4.250%, 12/07/27............................. GBP 23,600   45,021,369
                                                             ------------
TOTAL UNITED KINGDOM.............................              77,690,910
                                                             ------------
TOTAL BONDS......................................             466,848,801
                                                             ------------

AGENCY OBLIGATIONS -- (1.7%)
Federal Home Loan Bank
    5.750%, 06/12/26.............................        100      129,155
Federal Home Loan Mortgage Corporation
    2.375%, 01/13/22.............................      4,700    4,803,612
Federal National Mortgage Association
    2.625%, 09/06/24.............................      1,000    1,030,531
Tennessee Valley Authority
    5.350%, 06/07/21............................. GBP    400      727,137
    6.750%, 11/01/25.............................      1,030    1,419,001
                                                             ------------
TOTAL AGENCY OBLIGATIONS.........................               8,109,436
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $496,913,873)............................             $474,958,237
                                                             ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Austria................................   --    $ 19,309,326    --    $ 19,309,326
  Belgium................................   --      18,571,522    --      18,571,522
  Canada.................................   --      55,371,387    --      55,371,387
  Denmark................................   --      18,361,934    --      18,361,934
  Finland................................   --      16,033,858    --      16,033,858
  France.................................   --      85,093,444    --      85,093,444
  Germany................................   --       5,995,705    --       5,995,705
  Japan..................................   --      38,403,629    --      38,403,629
  Luxembourg.............................   --       4,927,484    --       4,927,484
  Netherlands............................   --      41,892,085    --      41,892,085
  Norway.................................   --      10,259,642    --      10,259,642
  Singapore..............................   --      18,944,884    --      18,944,884
  Supranational Organization Obligations.   --      39,119,166    --      39,119,166
  Sweden.................................   --      16,873,825    --      16,873,825
  United Kingdom.........................   --      77,690,910    --      77,690,910
Agency Obligations.......................   --       8,109,436    --       8,109,436
Forward Currency Contracts**.............   --     (11,801,840)   --     (11,801,840)
                                            --    ------------    --    ------------
TOTAL....................................   --    $463,156,397    --    $463,156,397
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Face
                                                               Amount       Value+
                                                             ---------- --------------
                                                               (000)
AGENCY OBLIGATIONS -- (23.6%)
Federal Home Loan Bank
 5.000%, 11/17/17........................................... $  165,240 $  182,277,731
 0.750%, 12/08/17...........................................     50,530     50,278,967
 1.375%, 03/09/18...........................................    156,885    158,555,198
 1.250%, 06/08/18...........................................     19,300     19,388,838
 4.750%, 06/08/18...........................................     19,925     22,154,727
 2.000%, 09/14/18...........................................     30,000     30,891,090
Tennessee Valley Authority
 6.250%, 12/15/17...........................................      6,500      7,377,409
 4.500%, 04/01/18...........................................     15,180     16,678,281
 1.750%, 10/15/18...........................................     31,635     32,184,848
                                                                        --------------
TOTAL AGENCY OBLIGATIONS....................................               519,787,089
                                                                        --------------

U.S. TREASURY OBLIGATIONS -- (76.2%)
U.S. Treasury Notes
 4.250%, 11/15/17...........................................    226,800    246,662,690
 2.250%, 11/30/17...........................................    121,000    125,518,624
 1.000%, 12/15/17...........................................    155,000    155,750,820
 0.750%, 12/31/17...........................................     55,000     54,896,875
 2.625%, 01/31/18...........................................    109,000    114,279,742
 0.750%, 02/28/18...........................................    289,000    287,916,250
 2.875%, 03/31/18...........................................     74,500     78,725,566
 2.625%, 04/30/18...........................................     68,000     71,410,608
 1.375%, 06/30/18...........................................    209,000    211,514,479
 1.375%, 09/30/18...........................................    167,700    169,416,242
 1.250%, 11/30/18...........................................     40,500     40,686,665
 1.500%, 01/31/19...........................................    121,000    122,465,189
                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS.............................             1,679,243,750
                                                                        --------------

                                                               Shares
                                                             ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund  5,476,931      5,476,931
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,193,439,161).........            $2,204,507,770
                                                                        ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                Investments in Securities (Market Value)
                            ------------------------------------------------
                             Level 1      Level 2     Level 3     Total
                            ---------- -------------- ------- --------------
Agency Obligations.........         -- $  519,787,089   --    $  519,787,089
U.S. Treasury Obligations..         --  1,679,243,750   --     1,679,243,750
Temporary Cash Investments. $5,476,931             --   --         5,476,931
                            ---------- --------------   --    --------------
TOTAL...................... $5,476,931 $2,199,030,839   --    $2,204,507,770
                            ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                    Face
                                                   Amount     Value+
                                                   ------     ------
                                                   (000)
AGENCY OBLIGATIONS -- (53.5%)
Federal Farm Credit Bank
    5.100%, 09/03/19............................. $  9,000 $ 10,425,159
    5.320%, 09/03/19.............................   21,300   24,626,080
    5.150%, 11/15/19.............................   11,200   12,986,893
    4.670%, 05/07/20.............................    5,600    6,408,601
    5.350%, 08/07/20.............................    6,700    7,935,044
    3.650%, 12/21/20.............................   44,000   48,472,864
    5.250%, 03/02/21.............................    6,100    7,171,380
    5.220%, 02/22/22.............................    5,000    6,050,680
    5.210%, 12/19/22.............................   21,200   25,932,815
    5.250%, 03/06/23.............................    6,000    7,433,598
    5.220%, 05/15/23.............................   48,100   58,724,520
Federal Home Loan Bank
    5.000%, 11/17/17.............................   59,275   65,386,786
    3.125%, 12/08/17.............................   30,000   31,774,620
    1.250%, 06/08/18.............................   17,200   17,279,172
    4.750%, 06/08/18.............................    5,835    6,487,972
    2.000%, 09/14/18.............................   41,800   43,041,585
    1.750%, 12/14/18.............................   45,000   45,946,755
    1.500%, 03/08/19.............................   36,000   36,272,304
    1.875%, 03/08/19.............................   53,000   54,110,509
    5.375%, 05/15/19.............................   49,575   57,546,957
    1.625%, 06/14/19.............................   53,830   54,264,300
    5.125%, 08/15/19.............................    5,295    6,109,821
    1.375%, 09/13/19.............................    5,000    4,973,155
    4.500%, 09/13/19.............................   36,970   41,825,714
    4.125%, 12/13/19.............................   26,000   29,024,788
    1.875%, 03/13/20.............................  123,000  125,347,947
    4.125%, 03/13/20.............................  149,030  167,259,797
    3.000%, 03/18/20.............................   18,080   19,304,974
    3.375%, 06/12/20.............................   28,500   30,828,307
    2.875%, 09/11/20.............................   14,700   15,596,524
    4.625%, 09/11/20.............................   25,650   29,547,466
    3.125%, 12/11/20.............................    6,000    6,431,934
    5.250%, 12/11/20.............................    7,550    8,987,799
    1.750%, 03/12/21.............................   40,440   40,450,272
    5.000%, 03/12/21.............................    5,200    6,086,179
    2.250%, 06/11/21.............................   70,000   71,789,060
    3.625%, 06/11/21.............................   10,035   11,058,078
    5.625%, 06/11/21.............................   36,980   45,135,643
    2.375%, 09/10/21.............................   39,350   40,534,828
    3.000%, 09/10/21.............................   31,230   33,223,442
    2.625%, 12/10/21.............................  107,595  111,940,977
    5.000%, 12/10/21.............................   45,500   53,979,198
    2.250%, 03/11/22.............................   10,000   10,150,890
    2.500%, 03/11/22.............................   11,000   11,301,048
    5.250%, 06/10/22.............................    8,250    9,944,014
    5.750%, 06/10/22.............................   19,500   23,994,867
    2.000%, 09/09/22.............................   16,225   16,053,356
    5.375%, 09/30/22.............................   63,380   77,179,094
    5.250%, 12/09/22.............................   15,000   18,167,550
    4.750%, 03/10/23.............................   49,200   58,081,978
    3.250%, 06/09/23.............................   35,000   37,490,320

                                                     Face
                                                    Amount       Value+
                                                    ------       ------
                                                    (000)
    5.375%, 08/15/24............................. $    9,000 $   11,192,121
    5.365%, 09/09/24.............................      2,000      2,474,734
    4.375%, 03/13/26.............................     20,100     23,459,032
    5.750%, 06/12/26.............................      6,000      7,749,306
Tennessee Valley Authority
    6.250%, 12/15/17.............................     46,000     52,209,356
    4.500%, 04/01/18.............................     44,700     49,111,935
    3.875%, 02/15/21.............................    105,982    117,774,299
    1.875%, 08/15/22.............................    127,693    125,602,155
    2.875%, 09/15/24.............................    153,995    159,299,974
    6.750%, 11/01/25.............................     33,420     46,041,765
                                                             --------------
TOTAL AGENCY OBLIGATIONS.........................             2,384,992,291
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (46.4%)
U.S. Treasury Bonds
    9.000%, 11/15/18.............................     86,500    110,429,447
    8.875%, 02/15/19.............................     16,000     20,626,256
    8.125%, 08/15/19.............................    165,500    212,887,284
    8.750%, 08/15/20.............................     85,200    116,757,313
    8.125%, 05/15/21.............................    116,100    159,320,083
    8.125%, 08/15/21.............................    119,500    165,610,150
    7.250%, 08/15/22.............................     80,000    110,193,760
    6.250%, 08/15/23.............................    116,000    154,914,404
    7.500%, 11/15/24.............................     83,300    123,362,135
    6.875%, 08/15/25.............................     48,000     69,528,768
    6.000%, 02/15/26.............................     45,000     61,987,500
    6.750%, 08/15/26.............................     47,500     69,617,188
    6.625%, 02/15/27.............................     44,000     64,411,864
    5.250%, 11/15/28.............................     42,000     56,463,750
    5.250%, 02/15/29.............................     45,000     60,595,290
    6.125%, 08/15/29.............................     40,000     58,459,360
U.S. Treasury Notes
    3.625%, 02/15/20.............................     55,000     60,659,005
    1.125%, 03/31/20.............................     37,000     36,456,544
    1.125%, 04/30/20.............................     20,000     19,690,620
    2.000%, 09/30/20.............................    142,000    145,416,804
    3.125%, 05/15/21.............................    116,000    125,669,644
    2.000%, 10/31/21.............................     50,000     50,765,600
    2.750%, 02/15/24.............................     15,000     15,942,180
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS..................             2,069,764,949
                                                             --------------

                                                    Shares
                                                    ------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    State Street Institutional U.S. Government
     Money Market Fund...........................  6,190,451      6,190,451
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,304,727,561)..........................             $4,460,947,691
                                                             ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                              ------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $2,384,992,291   --    $2,384,992,291
  U.S. Treasury Obligations..         --  2,069,764,949   --     2,069,764,949
  Temporary Cash Investments. $6,190,451             --   --         6,190,451
                              ---------- --------------   --    --------------
  TOTAL...................... $6,190,451 $4,454,757,240   --    $4,460,947,691
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
AGENCY OBLIGATIONS -- (2.7%)
Federal Home Loan Bank
    4.875%, 05/17/17............................. $15,320 $ 16,614,157
    5.000%, 11/17/17.............................  15,000   16,546,635
    1.875%, 03/08/19.............................   8,000    8,167,624
Federal Home Loan Mortgage Corporation
    5.000%, 04/18/17.............................  12,998   14,100,477
    1.250%, 05/12/17.............................   4,642    4,691,511
#   1.000%, 07/28/17.............................   5,571    5,601,696
    1.000%, 09/29/17.............................     854      859,685
#   1.750%, 05/30/19.............................   5,000    5,086,005
Federal National Mortgage Association
#   4.875%, 12/15/16.............................  13,927   14,887,810
    1.250%, 01/30/17.............................   4,642    4,690,569
    5.000%, 02/13/17.............................   4,642    5,000,075
    1.875%, 09/18/18.............................   5,285    5,425,433
    1.875%, 02/19/19.............................  10,000   10,215,790
Tennessee Valley Authority
    1.750%, 10/15/18.............................   9,285    9,446,383
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................          121,333,850
                                                          ------------

BONDS -- (95.3%)
3M Co.
    1.375%, 09/29/16.............................   2,285    2,312,555
#   1.000%, 06/26/17.............................   6,499    6,526,315
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................   2,453    2,477,454
AbbVie, Inc.
    1.200%, 11/06/15.............................   4,642    4,653,930
ACE INA Holdings, Inc.
    5.600%, 05/15/15.............................   3,312    3,316,435
    2.600%, 11/23/15.............................  15,784   15,947,506
Actavis, Inc.
    1.875%, 10/01/17.............................  16,563   16,606,958
Aetna, Inc.
    2.200%, 03/15/19.............................  11,374   11,462,103
Aflac, Inc.
#   3.450%, 08/15/15.............................     383      385,810
    2.650%, 02/15/17.............................  19,654   20,233,872
African Development Bank
    1.125%, 03/15/17.............................   6,499    6,549,348
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................   1,962    2,182,331
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................  11,931   12,128,589
Allergan, Inc.
    5.750%, 04/01/16.............................     516      538,378
Altria Group, Inc.
    4.125%, 09/11/15.............................   7,910    8,009,112
Amazon.com, Inc.
    0.650%, 11/27/15.............................   4,957    4,958,908
    2.600%, 12/05/19.............................  13,090   13,349,234

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
American Express Credit Corp.
    2.800%, 09/19/16............................. $14,219 $14,590,159
American Honda Finance Corp.
    2.125%, 10/10/18.............................  28,504  29,097,168
American International Group, Inc.
    5.600%, 10/18/16.............................  12,558  13,390,897
    5.850%, 01/16/18.............................   7,209   8,026,010
#   2.300%, 07/16/19.............................   9,767   9,875,902
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................     928     950,407
Amphenol Corp.
    2.550%, 01/30/19.............................     506     513,944
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................  17,584  18,702,624
Anheuser-Busch Cos., LLC
    5.050%, 10/15/16.............................   4,924   5,225,122
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................  22,283  22,460,640
    5.375%, 01/15/20.............................   3,000   3,438,963
Anthem, Inc.
    5.875%, 06/15/17.............................   1,519   1,659,172
Aon Corp.
    3.500%, 09/30/15.............................   1,000   1,011,270
Apache Corp.
    5.625%, 01/15/17.............................   6,834   7,320,854
    1.750%, 04/15/17.............................   4,642   4,678,254
Apple, Inc.
    1.000%, 05/03/18.............................   7,428   7,391,387
    2.100%, 05/06/19.............................  45,000  45,928,710
Applied Materials, Inc.
    2.650%, 06/15/16.............................   3,850   3,927,250
Arizona Public Service Co.
    8.750%, 03/01/19.............................   2,000   2,503,022
Asian Development Bank
    1.125%, 03/15/17.............................   4,642   4,678,676
    1.750%, 09/11/18.............................   8,286   8,446,815
    1.875%, 04/12/19.............................  20,000  20,406,580
Assurant, Inc.
    2.500%, 03/15/18.............................   9,285   9,438,546
AT&T, Inc.
    2.500%, 08/15/15.............................  10,522  10,573,295
    2.400%, 08/15/16.............................   6,035   6,133,721
    1.600%, 02/15/17.............................   4,642   4,666,236
    5.500%, 02/01/18.............................   6,600   7,271,385
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18.............................   9,642   9,621,241
    2.250%, 06/13/19.............................  44,905  45,511,756
Austria Government International Bond
    1.750%, 06/17/16.............................   2,785   2,825,048
Autodesk, Inc.
    1.950%, 12/15/17.............................   3,975   4,004,149

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
AutoZone, Inc.
    6.950%, 06/15/16............................. $   697 $   742,567
Avnet, Inc.
    6.000%, 09/01/15.............................   1,857   1,885,680
Baker Hughes, Inc.
    7.500%, 11/15/18.............................     859   1,024,069
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  12,998  13,107,157
    1.375%, 03/19/18.............................  23,210  23,349,515
Bank of America Corp.
    3.750%, 07/12/16.............................   9,285   9,574,432
    2.000%, 01/11/18.............................   5,385   5,421,785
    2.650%, 04/01/19.............................   6,000   6,104,730
Bank of Montreal
    2.375%, 01/25/19.............................     305     310,917
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................   3,700   4,207,581
    2.150%, 02/24/20.............................  20,200  20,284,820
Bank of Nova Scotia (The)
    2.900%, 03/29/16.............................   9,285   9,487,692
#   2.050%, 06/05/19.............................   2,000   2,008,880
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19.............................  12,000  12,108,240
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     300     316,274
Barclays P.L.C.
    2.750%, 11/08/19.............................  29,550  29,892,189
Baxter International, Inc.
    1.850%, 06/15/18.............................  18,170  18,297,299
BB&T Corp.
    2.150%, 03/22/17.............................   5,339   5,437,376
    1.450%, 01/12/18.............................   1,834   1,837,127
    2.450%, 01/15/20.............................  14,861  15,031,902
Beam Suntory, Inc.
    1.750%, 06/15/18.............................  18,569  18,494,594
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   2,359   2,383,590
Berkshire Hathaway Finance Corp.
    0.950%, 08/15/16.............................   2,250   2,259,961
    1.600%, 05/15/17.............................     928     941,275
    1.300%, 05/15/18.............................   1,486   1,491,598
Berkshire Hathaway, Inc.
    2.200%, 08/15/16.............................   3,642   3,716,209
    1.900%, 01/31/17.............................   3,642   3,718,125
    2.100%, 08/14/19.............................  27,500  27,978,747
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................  10,698  10,824,493
BNP Paribas SA
    1.250%, 12/12/16.............................  18,569  18,630,315
    2.375%, 09/14/17.............................   3,273   3,345,094
    2.450%, 03/17/19.............................  11,000  11,234,300
Boeing Capital Corp.
#   2.900%, 08/15/18.............................   7,091   7,398,806
Boston Scientific Corp.
    6.400%, 06/15/16.............................     928     980,326

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
BP Capital Markets P.L.C.
    3.125%, 10/01/15............................. $ 5,292 $ 5,349,894
    2.248%, 11/01/16.............................   8,450   8,622,304
    1.846%, 05/05/17.............................   3,241   3,290,532
    4.750%, 03/10/19.............................   1,000   1,106,168
    2.315%, 02/13/20.............................  17,400  17,619,414
BPCE SA
    2.250%, 01/27/20.............................   5,475   5,496,927
Branch Banking & Trust Co.
#   2.300%, 10/15/18.............................  13,927  14,280,286
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   8,000   8,027,664
British Columbia, Province of Canada
    2.100%, 05/18/16.............................   4,642   4,717,804
    1.200%, 04/25/17.............................   9,285   9,366,754
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................  11,341  11,362,219
    1.250%, 02/14/17.............................   3,528   3,532,212
Brown-Forman Corp.
    1.000%, 01/15/18.............................   6,425   6,344,983
Buckeye Partners L.P.
    2.650%, 11/15/18.............................   3,389   3,386,380
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................   3,930   4,384,764
Caisse d'Amortissement de la Dette Sociale
    2.125%, 04/12/17.............................  13,741  14,080,032
Canada Government International Bond
    0.875%, 02/14/17.............................   9,285   9,326,560
Canadian National Railway Co.
    1.450%, 12/15/16.............................     464     468,880
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17.............................   7,627   8,248,189
Capital One Bank USA NA
    2.300%, 06/05/19.............................   5,000   5,006,455
Capital One Financial Corp.
#   2.450%, 04/24/19.............................  13,289  13,419,059
Cardinal Health, Inc.
    1.700%, 03/15/18.............................  10,913  10,983,629
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................   4,778   4,875,251
    1.000%, 11/25/16.............................   9,285   9,334,266
#   2.450%, 09/06/18.............................   7,079   7,288,100
CBS Corp.
    1.950%, 07/01/17.............................   8,064   8,148,930
#   2.300%, 08/15/19.............................  15,779  15,790,771
Celgene Corp.
    2.450%, 10/15/15.............................   3,858   3,887,545
    2.250%, 05/15/19.............................   3,000   3,030,498
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................  11,000  12,365,298

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17............................. $   511 $   568,637
CF Industries, Inc.
    6.875%, 05/01/18.............................  11,847  13,494,894
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................   4,828   4,935,264
Chevron Corp.
    1.104%, 12/05/17.............................   4,967   4,973,407
    1.718%, 06/24/18.............................  34,743  35,193,999
Cisco Systems, Inc.
    2.125%, 03/01/19.............................  27,000  27,486,945
Citigroup, Inc.
    4.450%, 01/10/17.............................   6,499   6,833,484
    6.000%, 08/15/17.............................   6,499   7,129,546
    2.500%, 09/26/18.............................  11,499  11,719,539
    2.550%, 04/08/19.............................  10,000  10,162,540
CNA Financial Corp.
#   7.350%, 11/15/19.............................   7,959   9,523,326
Coca-Cola Co. (The)
    1.150%, 04/01/18.............................  12,965  12,962,018
Colgate-Palmolive Co.
    1.750%, 03/15/19.............................   1,750   1,762,660
Comcast Corp.
    6.500%, 01/15/17.............................  14,559  15,928,885
    6.300%, 11/15/17.............................   3,714   4,186,031
    5.700%, 05/15/18.............................   6,499   7,334,310
Comerica, Inc.
    3.000%, 09/16/15.............................   1,857   1,870,565
    2.125%, 05/23/19.............................   2,300   2,306,889
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................  11,884  12,216,942
    2.250%, 03/13/19.............................   5,000   5,064,125
#   2.300%, 09/06/19.............................  43,083  43,509,909
Computer Sciences Corp.
    6.500%, 03/15/18.............................   8,683   9,689,994
ConAgra Foods, Inc.
    1.900%, 01/25/18.............................  19,083  19,076,245
ConocoPhillips Co.
    1.050%, 12/15/17.............................  17,314  17,264,413
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    2.250%, 01/14/19.............................  43,557  44,202,036
Costco Wholesale Corp.
    1.125%, 12/15/17.............................  15,784  15,809,681
Council Of Europe Development Bank
#   1.500%, 06/19/17.............................  12,070  12,240,609
CR Bard, Inc.
    1.375%, 01/15/18.............................   3,598   3,581,143
Crane Co.
    2.750%, 12/15/18.............................  14,602  14,987,712
Credit Suisse New York
#   2.300%, 05/28/19.............................  24,750  24,916,592

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CVS Health Corp.
    5.750%, 06/01/17............................. $   280 $   306,530
    2.250%, 12/05/18.............................   8,322   8,518,857
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................  13,600  13,688,876
Deutsche Bank AG
    6.000%, 09/01/17.............................  11,188  12,283,518
    2.500%, 02/13/19.............................  10,000  10,143,210
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................   4,000   4,645,344
Development Bank of Japan, Inc.
    1.875%, 10/03/18.............................   7,706   7,820,943
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   9,545   9,635,916
Diamond Offshore Drilling, Inc.
    4.875%, 07/01/15.............................   1,434   1,442,756
Dollar General Corp.
#   1.875%, 04/15/18.............................  11,957  11,882,891
Dominion Resources, Inc.
    1.950%, 08/15/16.............................  13,927  14,088,860
    2.500%, 12/01/19.............................   5,167   5,252,638
Dover Corp.
    4.875%, 10/15/15.............................   5,571   5,688,409
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................   7,103   7,197,953
Dr. Pepper Snapple Group, Inc.
    2.900%, 01/15/16.............................  11,168  11,325,614
DTE Energy Co.
    2.400%, 12/01/19.............................  20,512  20,768,954
Duke Energy Corp.
    1.625%, 08/15/17.............................  10,306  10,417,645
Eastman Chemical Co.
    3.000%, 12/15/15.............................   4,113   4,166,893
    2.400%, 06/01/17.............................   7,892   8,060,478
eBay, Inc.
    1.625%, 10/15/15.............................   2,135   2,142,784
    1.350%, 07/15/17.............................   1,592   1,589,537
#   2.200%, 08/01/19.............................   5,500   5,486,415
Ecolab, Inc.
    1.000%, 08/09/15.............................   9,285   9,297,795
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................   9,187  10,476,818
    4.625%, 01/15/20.............................   1,441   1,607,180
EMC Corp.
    1.875%, 06/01/18.............................  32,225  32,583,503
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................     928     990,808
Enterprise Products Operating LLC
    1.250%, 08/13/15.............................   2,785   2,789,715
    3.200%, 02/01/16.............................   3,750   3,812,539
EOG Resources, Inc.
    2.950%, 06/01/15.............................   4,642   4,650,328
    2.500%, 02/01/16.............................   1,180   1,195,534
    5.875%, 09/15/17.............................   9,145  10,130,035

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
ERAC USA Finance LLC
##  2.350%, 10/15/19............................. $ 8,145 $ 8,163,416
EUROFIMA
    5.250%, 04/07/16.............................   4,642   4,842,469
European Investment Bank
    4.875%, 01/17/17.............................   4,642   4,972,431
#   1.625%, 06/15/17.............................   3,714   3,779,827
    1.125%, 09/15/17.............................   2,785   2,801,239
    1.875%, 03/15/19.............................   5,000   5,108,685
Exelon Corp.
    4.900%, 06/15/15.............................  12,534  12,593,649
Export Development Canada
    1.250%, 10/26/16.............................  10,215  10,315,853
Express Scripts Holding Co.
    3.125%, 05/15/16.............................  11,370  11,634,136
    2.250%, 06/15/19.............................   9,990  10,007,063
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  16,000  16,098,896
    1.819%, 03/15/19.............................  26,614  26,908,883
Fifth Third Bancorp
    3.625%, 01/25/16.............................  13,634  13,914,042
    2.300%, 03/01/19.............................  10,000  10,101,710
Fifth Third Bank
    1.450%, 02/28/18.............................   3,000   2,993,151
Finland Government International Bond
    2.250%, 03/17/16.............................   6,499   6,604,869
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................  23,211  23,231,542
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................  19,777  21,534,107
Freeport-McMoRan, Inc.
    2.150%, 03/01/17.............................   3,881   3,890,664
GATX Corp.
    2.500%, 03/15/19.............................   5,175   5,168,097
General Dynamics Corp.
    1.000%, 11/15/17.............................   7,149   7,150,494
General Electric Capital Corp.
    2.950%, 05/09/16.............................     714     731,648
    2.300%, 01/14/19.............................  15,000  15,360,630
    5.500%, 01/08/20.............................  15,000  17,378,025
    2.200%, 01/09/20.............................  10,000  10,137,500
General Electric Co.
    5.250%, 12/06/17.............................  10,079  11,109,406
Georgia Power Co.
    0.750%, 08/10/15.............................  13,347  13,358,532
    5.250%, 12/15/15.............................   2,823   2,904,424
Gilead Sciences, Inc.
    2.050%, 04/01/19.............................   1,675   1,699,209
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................  19,442  19,665,252
Goldman Sachs Group, Inc. (The)
    3.625%, 02/07/16.............................  13,927  14,213,186
    6.250%, 09/01/17.............................     925   1,022,271
Google, Inc.
    2.125%, 05/19/16.............................  11,756  11,968,654

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Halliburton Co.
    1.000%, 08/01/16............................. $ 8,444 $ 8,471,882
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................   5,000   5,034,515
Hershey Co. (The)
    4.850%, 08/15/15.............................     464     469,753
    1.500%, 11/01/16.............................   4,642   4,699,018
Hess Corp.
    8.125%, 02/15/19.............................   5,738   6,867,669
Hewlett-Packard Co.
    2.200%, 12/01/15.............................   4,924   4,963,806
    2.600%, 09/15/17.............................     928     950,897
    5.500%, 03/01/18.............................   4,642   5,143,178
#   2.750%, 01/14/19.............................   4,410   4,522,940
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................     928     933,354
Home Depot, Inc. (The)
    5.400%, 03/01/16.............................     836     869,978
#   2.000%, 06/15/19.............................  20,671  21,011,679
HSBC Finance Corp.
    5.500%, 01/19/16.............................   1,857   1,917,148
HSBC USA, Inc.
    1.625%, 01/16/18.............................  14,670  14,732,538
    2.375%, 11/13/19.............................   3,000   3,022,983
Humana, Inc.
    2.625%, 10/01/19.............................   4,300   4,379,726
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.............................  25,712  26,197,777
Inter-American Development Bank
    1.125%, 03/15/17.............................     761     767,080
#   0.875%, 03/15/18.............................   9,285   9,254,072
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................  12,472  12,845,399
International Bank for Reconstruction &
 Development
    1.000%, 09/15/16.............................   1,857   1,868,003
    0.875%, 04/17/17.............................  11,141  11,203,122
International Business Machines Corp.
#   1.950%, 02/12/19.............................  11,963  12,108,410
#   1.875%, 05/15/19.............................   5,045   5,085,093
International Finance Corp.
    0.875%, 06/15/18.............................   2,785   2,756,011
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   2,010   2,101,525
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................   4,642   4,731,902
    1.750%, 07/31/18.............................   4,642   4,700,898
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................   7,700   7,942,096
    2.125%, 03/06/19.............................   5,000   5,078,950

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Jefferies Group LLC
    5.125%, 04/13/18............................. $ 1,741 $ 1,837,615
Jersey Central Power & Light Co.
    7.350%, 02/01/19.............................   8,885  10,445,846
John Deere Capital Corp.
    2.000%, 01/13/17.............................   6,128   6,257,166
Johnson & Johnson
    2.150%, 05/15/16.............................   1,857   1,890,172
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   5,841   6,035,610
    2.600%, 12/01/16.............................   5,199   5,330,348
JPMorgan Chase & Co.
    3.400%, 06/24/15.............................   2,321   2,330,973
    3.150%, 07/05/16.............................  11,141  11,422,433
    2.000%, 08/15/17.............................   1,625   1,651,296
    6.300%, 04/23/19.............................   2,196   2,536,549
    2.250%, 01/23/20.............................   7,525   7,506,135
Kellogg Co.
    1.875%, 11/17/16.............................   4,814   4,888,150
    1.750%, 05/17/17.............................   4,076   4,111,734
KeyBank NA
    1.100%, 11/25/16.............................   6,141   6,148,916
    1.650%, 02/01/18.............................   2,000   2,008,382
    2.500%, 12/15/19.............................   4,995   5,085,380
KeyCorp
    3.750%, 08/13/15.............................   6,550   6,604,876
KFW
    2.000%, 06/01/16.............................     928     943,829
    4.875%, 01/17/17.............................   4,642   4,974,103
    1.250%, 02/15/17.............................  12,998  13,134,024
    0.875%, 09/05/17.............................   4,642   4,645,129
    1.875%, 04/01/19.............................   7,000   7,144,585
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   4,700   4,739,165
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16.............................  10,213  10,418,904
KLA-Tencor Corp.
    3.375%, 11/01/19.............................   4,010   4,163,026
Kohl's Corp.
#   6.250%, 12/15/17.............................   4,642   5,173,848
Kommunalbanken A.S.
    2.375%, 01/19/16.............................   1,392   1,411,031
    1.000%, 09/26/17.............................   3,714   3,714,498
    1.000%, 03/15/18.............................  27,854  27,734,172
    1.750%, 05/28/19.............................  20,000  20,236,600
Kommunekredit
    1.125%, 03/15/18.............................   9,285   9,279,540
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................  23,044  23,039,138
    2.000%, 11/12/19.............................   5,000   5,084,740
Kraft Foods Group, Inc.
    1.625%, 06/04/15.............................  10,874  10,883,373
Kroger Co. (The)
    2.300%, 01/15/19.............................  15,289  15,492,787

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Laboratory Corp. of America Holdings
    2.200%, 08/23/17............................. $21,191 $21,545,864
    2.625%, 02/01/20.............................   8,525   8,596,508
Lam Research Corp.
    2.750%, 03/15/20.............................  10,000  10,050,750
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................   7,242   7,388,716
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................  11,699  11,704,475
Legg Mason, Inc.
    2.700%, 07/15/19.............................   5,000   5,096,325
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................  10,120  10,692,296
#   1.750%, 03/16/18.............................  10,000  10,043,730
Lockheed Martin Corp.
    2.125%, 09/15/16.............................   1,230   1,252,208
Loews Corp.
    5.250%, 03/15/16.............................   1,857   1,929,536
Lorillard Tobacco Co.
    2.300%, 08/21/17.............................  12,353  12,507,351
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................   9,285   9,481,684
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   8,500   9,344,645
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................  19,023  19,555,435
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.............................   4,507   4,550,429
    2.100%, 02/06/20.............................  35,290  35,232,301
Marathon Oil Corp.
    0.900%, 11/01/15.............................  16,535  16,577,693
Marriott International, Inc.
    3.000%, 03/01/19.............................   5,435   5,600,403
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................   8,430   8,581,074
    2.350%, 09/10/19.............................   5,000   5,055,595
MasterCard, Inc.
    2.000%, 04/01/19.............................  36,350  36,972,857
Mattel, Inc.
    1.700%, 03/15/18.............................   5,465   5,455,398
    2.350%, 05/06/19.............................  21,588  21,538,002
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   6,110   6,202,475
McDonald's Corp.
    5.350%, 03/01/18.............................   3,706   4,122,932
McKesson Corp.
    1.400%, 03/15/18.............................  10,099  10,078,378
MetLife, Inc.
    5.000%, 06/15/15.............................   4,642   4,666,004
Microsoft Corp.
    2.500%, 02/08/16.............................   3,288   3,341,101
    1.625%, 12/06/18.............................   9,200   9,340,714
    1.850%, 02/12/20.............................  24,200  24,399,771

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Mizuho Bank, Ltd.
##  2.450%, 04/16/19............................. $ 5,650 $ 5,691,126
Molson Coors Brewing Co.
#   2.000%, 05/01/17.............................     915     925,973
Monsanto Co.
    1.850%, 11/15/18.............................  27,970  28,228,079
    2.125%, 07/15/19.............................   2,500   2,521,935
Morgan Stanley
    3.800%, 04/29/16.............................     650     668,998
    4.750%, 03/22/17.............................  23,738  25,203,228
    7.300%, 05/13/19.............................   6,000   7,126,878
MUFG Union Bank NA
    3.000%, 06/06/16.............................  25,909  26,496,590
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  18,568  18,926,325
    1.125%, 04/17/18.............................  23,211  23,182,590
Mylan, Inc.
    2.550%, 03/28/19.............................  13,379  13,425,278
National Australia Bank, Ltd.
    1.300%, 07/25/16.............................   1,750   1,761,044
    2.250%, 07/01/19.............................  17,475  17,627,766
Nederlandse Waterschapsbank NV
#   2.125%, 06/16/16.............................   5,571   5,672,894
    1.875%, 03/13/19.............................  60,000  60,978,180
NetApp, Inc.
    2.000%, 12/15/17.............................   9,285   9,341,184
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................   4,271   4,309,358
Newell Rubbermaid, Inc.
    6.250%, 04/15/18.............................  12,070  13,514,200
NextEra Energy Capital Holdings, Inc.
    2.600%, 09/01/15.............................   9,927   9,989,719
    2.400%, 09/15/19.............................   2,287   2,313,415
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................   1,323   1,329,690
Nisource Finance Corp.
    6.400%, 03/15/18.............................   2,785   3,161,270
Nomura Holdings, Inc.
#   2.000%, 09/13/16.............................   6,852   6,919,746
    2.750%, 03/19/19.............................  20,000  20,390,160
Nordea Bank AB
    1.625%, 05/15/18.............................   2,150   2,150,757
    2.375%, 04/04/19.............................  16,780  17,075,294
Nordic Investment Bank
    0.750%, 01/17/18.............................  10,213  10,153,948
    1.875%, 06/14/19.............................   5,000   5,097,290
Northrop Grumman Corp.
    1.750%, 06/01/18.............................  18,916  18,976,323
NRW Bank
    1.875%, 07/01/19.............................  20,000  20,217,400
Nucor Corp.
    5.750%, 12/01/17.............................   2,228   2,473,695

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Occidental Petroleum Corp.
    2.500%, 02/01/16............................. $ 4,977 $ 5,045,140
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16.............................   3,528   3,587,270
    1.125%, 05/29/18.............................  18,569  18,562,092
Ohio Power Co.
    6.000%, 06/01/16.............................   1,857   1,951,627
Omnicom Group, Inc.
    5.900%, 04/15/16.............................   9,168   9,593,670
ONE Gas, Inc.
    2.070%, 02/01/19.............................   4,696   4,742,960
ONEOK Partners L.P.
    6.150%, 10/01/16.............................  10,846  11,495,892
Ontario, Province of Canada
#   4.950%, 11/28/16.............................   9,285   9,898,116
    1.200%, 02/14/18.............................  35,569  35,629,361
    1.650%, 09/27/19.............................   5,000   5,022,480
Oracle Corp.
    5.250%, 01/15/16.............................   1,894   1,957,744
    1.200%, 10/15/17.............................   4,735   4,747,344
Orange SA
    2.125%, 09/16/15.............................   5,100   5,126,097
PACCAR Financial Corp.
    1.600%, 03/15/17.............................     422     427,556
PepsiCo, Inc.
    5.000%, 06/01/18.............................   8,697   9,621,900
    4.500%, 01/15/20.............................     951   1,063,064
Petro-Canada
    6.050%, 05/15/18.............................   5,571   6,280,918
Pfizer, Inc.
#   2.100%, 05/15/19.............................  10,000  10,148,790
PG&E Corp.
    2.400%, 03/01/19.............................   1,635   1,652,184
Philip Morris International, Inc.
    1.625%, 03/20/17.............................   4,642   4,709,495
Pioneer Natural Resources Co.
    6.875%, 05/01/18.............................   7,000   7,927,934
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................   2,917   3,307,228
PNC Bank NA
    1.500%, 02/23/18.............................  16,700  16,796,426
    2.400%, 10/18/19.............................   8,000   8,130,144
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................   2,785   2,817,930
    3.250%, 12/01/17.............................   1,602   1,676,959
PPG Industries, Inc.
    1.900%, 01/15/16.............................   3,570   3,597,111
Praxair, Inc.
    1.250%, 11/07/18.............................  11,527  11,433,643
Progress Energy, Inc.
    5.625%, 01/15/16.............................   1,857   1,919,508
    4.875%, 12/01/19.............................   5,225   5,828,263
Prudential Financial, Inc.
    3.000%, 05/12/16.............................   8,356   8,536,247

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
PSEG Power LLC
    2.450%, 11/15/18............................. $ 5,000 $ 5,080,745
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................     929     947,050
Questar Corp.
    2.750%, 02/01/16.............................   8,718   8,841,342
Qwest Corp.
    6.500%, 06/01/17.............................     928   1,009,535
Raytheon Co.
    6.750%, 03/15/18.............................   3,804   4,364,135
Republic Services, Inc.
    3.800%, 05/15/18.............................   5,040   5,345,983
    5.500%, 09/15/19.............................   5,964   6,763,098
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.............................   7,750   7,874,620
    2.250%, 09/20/16.............................   7,428   7,557,864
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,750   1,761,604
Royal Bank of Canada
    2.300%, 07/20/16.............................   5,107   5,204,401
    1.450%, 09/09/16.............................   9,299   9,383,193
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................  16,712  16,809,264
Ryder System, Inc.
    2.500%, 03/01/18.............................   3,245   3,317,289
Sanofi
    1.250%, 04/10/18.............................   9,661   9,674,023
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................  22,214  22,338,243
Sempra Energy
    6.500%, 06/01/16.............................  11,946  12,665,902
Shell International Finance BV
    1.125%, 08/21/17.............................   4,642   4,660,215
    2.000%, 11/15/18.............................  20,426  20,808,865
    2.000%, 11/15/18.............................   2,700   2,749,602
    4.300%, 09/22/19.............................   5,000   5,531,740
Societe Generale SA
    2.750%, 10/12/17.............................   7,428   7,638,339
Southern Power Co.
    4.875%, 07/15/15.............................   1,857   1,872,996
Southwest Airlines Co.
    2.750%, 11/06/19.............................  15,392  15,710,245
Starbucks Corp.
    0.875%, 12/05/16.............................   1,578   1,581,431
    2.000%, 12/05/18.............................  17,907  18,311,036
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................   4,768   5,380,922
State Street Corp.
    2.875%, 03/07/16.............................   5,571   5,682,336
Statoil ASA
#   1.200%, 01/17/18.............................   2,186   2,184,660
    1.150%, 05/15/18.............................  13,064  13,016,421
    1.950%, 11/08/18.............................   9,285   9,432,706

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19............................. $15,227 $15,446,984
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................   9,285   9,502,780
    2.500%, 05/01/19.............................   9,000   9,132,327
Svensk Exportkredit AB
    2.125%, 07/13/16.............................   9,285   9,457,302
    1.750%, 05/30/17.............................   4,642   4,726,438
    1.875%, 06/17/19.............................  11,000  11,186,593
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................  30,942  31,677,460
    2.250%, 06/17/19.............................  10,000  10,103,760
Symantec Corp.
#   2.750%, 06/15/17.............................   4,642   4,724,614
Target Corp.
    2.300%, 06/26/19.............................   9,510   9,708,017
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................   2,000   2,306,350
Tech Data Corp.
    3.750%, 09/21/17.............................   4,642   4,778,238
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................     950     987,948
Texas Instruments, Inc.
    2.375%, 05/16/16.............................   8,585   8,761,250
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................   1,207   1,207,000
    1.850%, 01/15/18.............................   8,649   8,711,896
    2.400%, 02/01/19.............................   8,689   8,786,499
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   7,520   7,520,421
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.............................   9,000   9,195,543
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................   1,320   1,394,709
Time Warner, Inc.
    5.875%, 11/15/16.............................  11,591  12,439,763
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  16,639  16,654,524
    2.625%, 09/10/18.............................   9,285   9,582,965
#   2.125%, 07/02/19.............................  35,000  35,473,060
Total Capital International SA
#   2.125%, 01/10/19.............................  10,139  10,348,137
#   2.100%, 06/19/19.............................  30,735  31,180,504
Total System Services, Inc.
    2.375%, 06/01/18.............................   4,486   4,514,755
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................     642     654,238
    2.100%, 01/17/19.............................  27,428  27,877,847
    2.125%, 07/18/19.............................  17,955  18,200,158
Transatlantic Holdings, Inc.
    5.750%, 12/14/15.............................     500     514,290
TransCanada PipeLines, Ltd.
#   3.400%, 06/01/15.............................   5,571   5,581,774
Travelers Cos., Inc. (The)
    5.500%, 12/01/15.............................   3,500   3,600,279

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Tyson Foods, Inc.
    2.650%, 08/15/19............................. $15,160 $15,470,886
UBS AG
    5.875%, 12/20/17.............................  14,084  15,613,283
    2.375%, 08/14/19.............................   3,666   3,697,058
Unilever Capital Corp.
    2.750%, 02/10/16.............................   8,430   8,582,701
Union Pacific Corp.
    1.800%, 02/01/20.............................   3,000   3,003,183
United Technologies Corp.
    1.800%, 06/01/17.............................  13,054  13,305,028
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   2,600   2,869,331
    1.400%, 10/15/17.............................   5,756   5,811,235
    2.300%, 12/15/19.............................   9,160   9,322,544
US Bancorp
    2.200%, 04/25/19.............................  15,000  15,260,670
US Bank NA
    2.125%, 10/28/19.............................  16,140  16,308,905
Valero Energy Corp.
    6.125%, 06/15/17.............................   3,253   3,568,248
Verizon Communications, Inc.
    2.000%, 11/01/16.............................  16,160  16,390,636
    3.650%, 09/14/18.............................  11,000  11,653,477
    2.550%, 06/17/19.............................   3,000   3,072,510
Viacom, Inc.
    6.250%, 04/30/16.............................   4,642   4,889,498
#   2.500%, 12/15/16.............................   7,428   7,582,584
    2.750%, 12/15/19.............................   6,550   6,646,069
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................   4,642   5,000,850
Wal-Mart Stores, Inc.
    5.375%, 04/05/17.............................   2,904   3,160,748
Walgreen Co.
    1.800%, 09/15/17.............................   8,356   8,438,841
    5.250%, 01/15/19.............................   2,746   3,063,668

                                                       Face
                                                      Amount       Value+
                                                      ------       ------
                                                      (000)
Walt Disney Co. (The)
      1.125%, 02/15/17............................. $    6,761 $    6,807,881
Waste Management, Inc.
      2.600%, 09/01/16.............................      6,029      6,154,017
Wells Fargo & Co.
      2.625%, 12/15/16.............................      9,883     10,148,349
      2.100%, 05/08/17.............................      7,165      7,321,090
#     2.125%, 04/22/19.............................     15,000     15,147,705
Western Union Co. (The)
      5.930%, 10/01/16.............................      7,347      7,815,790
Westpac Banking Corp.
      4.875%, 11/19/19.............................      3,190      3,580,708
Whirlpool Corp.
      7.750%, 07/15/16.............................      4,642      5,004,308
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................      9,647      9,700,936
Xerox Corp.
      2.750%, 03/15/19.............................     15,529     15,845,559
      5.625%, 12/15/19.............................      6,000      6,801,570
Xilinx, Inc.
      2.125%, 03/15/19.............................      6,675      6,704,290
Yum! Brands, Inc.
#     6.250%, 04/15/16.............................      8,393      8,813,666
      6.250%, 03/15/18.............................        754        844,716
                                                               --------------
TOTAL BONDS........................................             4,265,029,367
                                                               --------------

                                                      Shares
                                                      ------
SECURITIES LENDING COLLATERAL -- (2.0%)
(S)@  DFA Short Term Investment Fund...............  7,901,208     91,416,978
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,445,319,421)............................             $4,477,780,195
                                                               ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $  121,333,850   --    $  121,333,850
  Bonds.........................   --     4,265,029,367   --     4,265,029,367
  Securities Lending Collateral.   --        91,416,978   --        91,416,978
                                   --    --------------   --    --------------
  TOTAL.........................   --    $4,477,780,195   --    $4,477,780,195
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
AGENCY OBLIGATIONS -- (5.9%)
Federal Farm Credit Bank
    4.800%, 02/13/23............................. $   900 $  1,067,000
    2.630%, 08/03/26.............................   9,000    8,884,764
    5.770%, 01/05/27.............................   3,000    3,948,888
Federal Home Loan Bank
    5.250%, 12/09/22.............................   2,000    2,422,340
    5.375%, 08/15/24.............................   4,000    4,974,276
    5.750%, 06/12/26.............................   3,580    4,623,753
Federal Home Loan Mortgage Corporation
    6.750%, 09/15/29.............................  25,000   37,257,900
Federal National Mortgage Association
    6.250%, 05/15/29.............................  50,000   70,789,750
#   7.125%, 01/15/30.............................  10,000   15,286,540
Tennessee Valley Authority
    6.750%, 11/01/25.............................  10,200   14,052,244
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................          163,307,455
                                                          ------------

BONDS -- (85.0%)
21st Century Fox America, Inc.
    3.700%, 09/15/24.............................   4,000    4,202,036
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................   5,450    5,520,785
Abbey National Treasury Services P.L.C.
    4.000%, 03/13/24.............................  10,720   11,427,123
AbbVie, Inc.
    2.900%, 11/06/22.............................   3,000    2,966,937
ACE INA Holdings, Inc.
    2.700%, 03/13/23.............................   8,000    7,960,256
    3.350%, 05/15/24.............................   3,000    3,118,512
Actavis, Inc.
    3.250%, 10/01/22.............................  11,815   11,725,939
Advance Auto Parts, Inc.
    4.500%, 01/15/22.............................   4,000    4,265,676
Aetna, Inc.
    3.950%, 09/01/20.............................     800      864,246
    2.750%, 11/15/22.............................   9,000    8,963,226
    3.500%, 11/15/24.............................   8,375    8,615,823
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.............................   4,000    3,955,564
Aflac, Inc.
#   3.625%, 06/15/23.............................   6,000    6,338,718
    3.250%, 03/17/25.............................  12,200   12,286,413
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................     215      234,493
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.............................   1,525    1,520,686
Alabama Power Co.
    2.800%, 04/01/25.............................   4,000    3,996,364
Allstate Corp. (The)
    3.150%, 06/15/23.............................   7,000    7,222,523

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Altera Corp.
    4.100%, 11/15/23............................. $ 2,330 $ 2,453,278
Altria Group, Inc.
    4.750%, 05/05/21.............................   5,731   6,394,226
Amazon.com, Inc.
    3.800%, 12/05/24.............................   4,000   4,162,656
American Express Co.
    2.650%, 12/02/22.............................   1,000     984,399
American International Group, Inc.
    4.875%, 06/01/22.............................   3,000   3,382,359
American Water Capital Corp.
    3.850%, 03/01/24.............................   3,306   3,542,710
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................   1,910   1,961,096
Amgen, Inc.
    3.625%, 05/22/24.............................  10,000  10,424,760
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21.............................   5,700   6,322,942
    2.500%, 07/15/22.............................   8,000   7,905,912
Anthem, Inc.
#   3.125%, 05/15/22.............................   4,900   4,947,657
    3.500%, 08/15/24.............................   4,230   4,328,606
Aon Corp.
    5.000%, 09/30/20.............................   2,500   2,801,078
Aon P.L.C.
    4.000%, 11/27/23.............................   6,250   6,621,562
    3.500%, 06/14/24.............................   9,660   9,806,977
Apache Corp.
    2.625%, 01/15/23.............................   2,470   2,386,788
Apple, Inc.
    2.400%, 05/03/23.............................  12,000  11,691,516
    3.450%, 05/06/24.............................  25,000  26,243,475
    2.500%, 02/09/25.............................   5,000   4,843,145
Applied Materials, Inc.
    4.300%, 06/15/21.............................   1,000   1,093,328
Assurant, Inc.
    4.000%, 03/15/23.............................   5,000   5,173,635
AT&T, Inc.
    3.875%, 08/15/21.............................   4,320   4,558,477
#   3.000%, 02/15/22.............................   6,100   6,101,989
Autodesk, Inc.
    3.600%, 12/15/22.............................   2,000   2,007,654
AutoZone, Inc.
    2.875%, 01/15/23.............................   5,920   5,801,215
Baker Hughes, Inc.
    3.200%, 08/15/21.............................   1,000   1,028,423
Baltimore Gas & Electric Co.
#   2.800%, 08/15/22.............................   5,029   5,080,115
Bank Nederlandse Gemeenten
    2.500%, 01/23/23.............................  10,000  10,212,280
Bank of America Corp.
    3.300%, 01/11/23.............................   7,000   7,013,699
#   4.000%, 04/01/24.............................  12,000  12,571,944

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24............................. $13,444 $14,295,852
    3.000%, 02/24/25.............................   4,000   4,016,556
Bank of Nova Scotia (The)
    4.375%, 01/13/21.............................   5,000   5,511,955
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24.............................   5,000   5,096,740
Barclays Bank P.L.C.
    3.750%, 05/15/24.............................   8,000   8,316,744
Barclays P.L.C.
    3.650%, 03/16/25.............................   2,410   2,378,084
Baxter International, Inc.
    2.400%, 08/15/22.............................   7,140   6,886,366
    3.200%, 06/15/23.............................   3,373   3,372,798
Beam Suntory, Inc.
    3.250%, 06/15/23.............................   6,225   6,241,976
Becton Dickinson and Co.
    3.734%, 12/15/24.............................   3,865   3,992,684
Berkshire Hathaway Finance Corp.
    3.000%, 05/15/22.............................   5,000   5,179,630
Berkshire Hathaway, Inc.
#   3.750%, 08/15/21.............................   4,000   4,358,652
    3.400%, 01/31/22.............................   5,000   5,322,675
    3.000%, 02/11/23.............................   7,000   7,215,257
BHP Billiton Finance USA, Ltd.
    3.250%, 11/21/21.............................   1,500   1,562,352
BlackRock, Inc.
    4.250%, 05/24/21.............................   1,500   1,671,462
BNP Paribas SA
    3.250%, 03/03/23.............................   3,000   3,043,398
Boeing Co. (The)
    8.750%, 08/15/21.............................   1,829   2,501,216
#   2.850%, 10/30/24.............................   2,000   2,037,464
    2.500%, 03/01/25.............................   5,000   4,935,160
Boston Scientific Corp.
    6.000%, 01/15/20.............................   2,900   3,332,129
    4.125%, 10/01/23.............................   2,300   2,427,896
BP Capital Markets P.L.C.
    2.500%, 11/06/22.............................   3,500   3,419,969
BPCE SA
    4.000%, 04/15/24.............................   7,000   7,354,655
Branch Banking & Trust Co.
    2.850%, 04/01/21.............................   4,030   4,144,545
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.............................   3,070   2,989,692
Broadcom Corp.
    2.500%, 08/15/22.............................  10,900  10,657,268
Brown & Brown, Inc.
    4.200%, 09/15/24.............................   6,570   6,679,253
Brown-Forman Corp.
    2.250%, 01/15/23.............................     750     719,064
Buckeye Partners L.P.
    4.150%, 07/01/23.............................   3,000   2,984,364

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25............................. $ 5,000 $ 4,965,650
    7.000%, 12/15/25.............................   1,340   1,773,611
Campbell Soup Co.
#   4.250%, 04/15/21.............................   1,600   1,749,034
    2.500%, 08/02/22.............................   3,478   3,418,818
    3.300%, 03/19/25.............................   6,321   6,367,491
Canadian National Railway Co.
    2.850%, 12/15/21.............................   2,150   2,218,632
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21.............................   5,250   5,359,032
#   3.800%, 04/15/24.............................   5,000   5,070,225
Capital One Financial Corp.
    4.750%, 07/15/21.............................   6,400   7,129,613
    3.750%, 04/24/24.............................   5,000   5,171,900
Cardinal Health, Inc.
    4.625%, 12/15/20.............................   1,000   1,116,909
#   3.200%, 06/15/22.............................   6,000   6,099,120
Caterpillar, Inc.
#   2.600%, 06/26/22.............................   5,500   5,513,640
CBS Corp.
    3.375%, 03/01/22.............................   5,000   5,083,995
    3.500%, 01/15/25.............................   3,000   3,002,205
Celgene Corp.
    3.625%, 05/15/24.............................   5,000   5,176,905
Cenovus Energy, Inc.
    3.000%, 08/15/22.............................   3,300   3,163,766
CenterPoint Energy Resources Corp.
#   4.500%, 01/15/21.............................   3,000   3,297,852
CF Industries, Inc.
#   3.450%, 06/01/23.............................   9,260   9,298,438
Charles Schwab Corp. (The)
    4.450%, 07/22/20.............................   1,030   1,153,458
    3.000%, 03/10/25.............................  13,300  13,387,873
Chevron Corp.
    2.355%, 12/05/22.............................  10,000   9,893,110
    3.191%, 06/24/23.............................  24,636  25,497,989
Church & Dwight Co., Inc.
    2.875%, 10/01/22.............................   1,600   1,588,827
Cigna Corp.
    4.000%, 02/15/22.............................   6,375   6,887,544
Cisco Systems, Inc.
#   3.625%, 03/04/24.............................   3,000   3,182,580
Citigroup, Inc.
    5.375%, 08/09/20.............................     457     520,505
    4.500%, 01/14/22.............................   2,300   2,513,256
    3.875%, 10/25/23.............................   7,000   7,284,529
    3.750%, 06/16/24.............................   4,000   4,134,032
Clorox Co. (The)
#   3.050%, 09/15/22.............................   4,700   4,732,801
    3.500%, 12/15/24.............................   5,000   5,071,690
CMS Energy Corp.
    3.875%, 03/01/24.............................   2,000   2,118,898

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CNA Financial Corp.
    5.750%, 08/15/21............................. $ 8,082 $ 9,361,752
Coca-Cola Co. (The)
    3.300%, 09/01/21.............................   2,650   2,823,371
    3.200%, 11/01/23.............................  20,180  21,002,295
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20.............................     213     224,540
Colgate-Palmolive Co.
    1.950%, 02/01/23.............................   3,000   2,893,656
Comcast Cable Communications Holdings, Inc.
#   9.455%, 11/15/22.............................   4,620   6,672,084
Commonwealth Bank of Australia
    5.000%, 03/19/20.............................   1,225   1,380,539
Computer Sciences Corp.
    4.450%, 09/15/22.............................   5,000   5,071,720
ConAgra Foods, Inc.
    3.200%, 01/25/23.............................   4,268   4,187,386
ConocoPhillips Co.
    2.400%, 12/15/22.............................   3,000   2,954,577
#   3.350%, 11/15/24.............................   7,000   7,145,656
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.............................   2,000   2,074,812
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    4.500%, 01/11/21.............................   2,000   2,229,032
    3.875%, 02/08/22.............................  15,900  17,015,560
Corning, Inc.
#   3.700%, 11/15/23.............................   4,235   4,466,688
Cox Communications, Inc.
    3.850%, 02/01/25.............................   5,610   5,685,219
CR Bard, Inc.
    4.400%, 01/15/21.............................     800     871,928
Credit Agricole SA
#   3.875%, 04/15/24.............................   8,269   8,608,153
Credit Suisse New York
    3.625%, 09/09/24.............................  12,195  12,490,814
CSX Corp.
    4.250%, 06/01/21.............................   8,000   8,793,752
CVS Health Corp.
#   3.375%, 08/12/24.............................  11,670  12,031,653
Cytec Industries, Inc.
#   3.500%, 04/01/23.............................   6,000   6,037,950
Deutsche Bank AG
    3.700%, 05/30/24.............................  15,065  15,308,224
Devon Energy Corp.
#   3.250%, 05/15/22.............................   9,800   9,916,061
Diageo Capital P.L.C.
    4.828%, 07/15/20.............................   3,600   4,076,964
Diageo Investment Corp.
    2.875%, 05/11/22.............................   1,750   1,767,043

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
DIRECTV Holdings, LLC / DIRECTV Financing Co,
 Inc.
#   3.800%, 03/15/22............................. $ 8,900 $ 9,198,310
Discovery Communications LLC
    3.300%, 05/15/22.............................   2,200   2,200,596
    3.250%, 04/01/23.............................   1,000     992,018
    3.450%, 03/15/25.............................   5,000   4,909,220
Dollar General Corp.
    3.250%, 04/15/23.............................  10,522  10,254,762
Dominion Gas Holdings LLC
    3.600%, 12/15/24.............................   5,000   5,218,110
Dominion Resources, Inc.
    4.450%, 03/15/21.............................   3,900   4,308,529
    3.625%, 12/01/24.............................   2,000   2,059,832
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................   1,000   1,006,827
#   3.500%, 10/01/24.............................   8,000   8,131,584
DTE Energy Co.
    3.850%, 12/01/23.............................   1,500   1,595,514
Duke Energy Corp.
#   3.050%, 08/15/22.............................   3,823   3,903,061
    3.750%, 04/15/24.............................   5,000   5,320,440
Eastman Chemical Co.
    4.500%, 01/15/21.............................   1,983   2,161,468
    3.600%, 08/15/22.............................     950     981,573
eBay, Inc.
#   2.600%, 07/15/22.............................   4,200   4,019,345
Ecolab, Inc.
    4.350%, 12/08/21.............................   6,000   6,595,518
Eli Lilly & Co.
    5.500%, 03/15/27.............................   8,000   9,790,088
EMC Corp.
#   3.375%, 06/01/23.............................   7,000   7,231,007
Enbridge Energy Partners L.P.
    5.200%, 03/15/20.............................     350     385,307
#   4.200%, 09/15/21.............................   1,917   2,005,556
Enbridge, Inc.
    4.000%, 10/01/23.............................   6,000   6,121,296
Encana Corp.
    3.900%, 11/15/21.............................   7,700   8,072,580
Energizer Holdings, Inc.
#   4.700%, 05/24/22.............................   8,935   9,287,727
Energy Transfer Partners L.P.
#   3.600%, 02/01/23.............................  11,000  10,918,402
Enterprise Products Operating LLC
    5.200%, 09/01/20.............................   2,600   2,949,643
#   3.900%, 02/15/24.............................   3,250   3,352,239
EOG Resources, Inc.
    4.100%, 02/01/21.............................   2,690   2,937,340
European Investment Bank
    3.250%, 01/29/24.............................   5,000   5,469,080
Eversource Energy
    2.800%, 05/01/23.............................   9,798   9,638,773
Exelon Generation Co. LLC
    4.250%, 06/15/22.............................   5,000   5,242,390

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Express Scripts Holding Co.
    3.900%, 02/15/22............................. $ 5,000 $ 5,270,655
    3.500%, 06/15/24.............................  13,035  13,243,534
Exxon Mobil Corp.
    3.176%, 03/15/24.............................  35,000  36,960,420
FedEx Corp.
    2.625%, 08/01/22.............................   6,500   6,472,011
    3.200%, 02/01/25.............................   3,000   2,997,234
Fifth Third Bancorp
    3.500%, 03/15/22.............................   7,500   7,814,827
FMC Technologies, Inc.
    3.450%, 10/01/22.............................   8,625   8,491,433
Ford Motor Credit Co. LLC
#   4.375%, 08/06/23.............................  11,000  11,802,054
Gap, Inc. (The)
    5.950%, 04/12/21.............................   2,500   2,889,260
General Dynamics Corp.
    2.250%, 11/15/22.............................   7,500   7,316,257
General Electric Co.
#   3.375%, 03/11/24.............................   5,000   5,269,825
General Mills, Inc.
    3.150%, 12/15/21.............................   3,000   3,092,133
Georgia Power Co.
#   2.850%, 05/15/22.............................   2,550   2,579,134
Gilead Sciences, Inc.
    3.700%, 04/01/24.............................  10,000  10,521,980
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................  10,450  10,504,591
Goldcorp, Inc.
    3.625%, 06/09/21.............................   5,500   5,580,311
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.............................   2,150   2,491,426
    5.250%, 07/27/21.............................   5,500   6,225,978
    4.000%, 03/03/24.............................   8,000   8,369,000
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................   2,000   2,217,820
Halliburton Co.
#   3.500%, 08/01/23.............................  10,000  10,302,140
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................   8,000   9,048,632
Hershey Co. (The)
#   2.625%, 05/01/23.............................   3,027   3,023,628
Hess Corp.
#   3.500%, 07/15/24.............................   5,075   5,058,790
Hewlett-Packard Co.
    4.375%, 09/15/21.............................   2,500   2,681,010
Home Depot, Inc. (The)
    4.400%, 04/01/21.............................   6,000   6,776,460
#   2.700%, 04/01/23.............................   2,000   2,022,070
Hormel Foods Corp.
    4.125%, 04/15/21.............................   2,310   2,554,310
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................   3,000   3,212,313
HSBC USA, Inc.
    3.500%, 06/23/24.............................  10,000  10,375,910

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Humana, Inc.
#   3.850%, 10/01/24............................. $11,555 $11,979,161
Illinois Tool Works, Inc.
    3.500%, 03/01/24.............................  10,000  10,521,940
Integrys Energy Group, Inc.
#   4.170%, 11/01/20.............................   1,000   1,075,187
Intel Corp.
    2.700%, 12/15/22.............................   3,000   3,027,687
Inter-American Development Bank
    7.000%, 06/15/25.............................   6,000   8,364,900
    6.750%, 07/15/27.............................   3,000   4,268,766
Intercontinental Exchange, Inc.
    4.000%, 10/15/23.............................     400     429,931
International Business Machines Corp.
    3.375%, 08/01/23.............................   6,810   7,080,582
#   3.625%, 02/12/24.............................  15,000  15,640,530
International Paper Co.
    3.650%, 06/15/24.............................   3,000   3,036,198
Intesa Sanpaolo SpA
    5.250%, 01/12/24.............................   5,000   5,562,900
ITC Holdings Corp.
#   3.650%, 06/15/24.............................   9,000   9,267,894
John Deere Capital Corp.
    2.750%, 03/15/22.............................   5,000   5,056,820
Johnson & Johnson
    3.375%, 12/05/23.............................  10,000  10,679,580
Johnson Controls, Inc.
    3.625%, 07/02/24.............................   1,535   1,586,957
JPMorgan Chase & Co.
#   4.950%, 03/25/20.............................     630     704,723
    4.350%, 08/15/21.............................   5,200   5,687,183
    3.625%, 05/13/24.............................  12,160  12,523,134
Juniper Networks, Inc.
    4.600%, 03/15/21.............................   4,000   4,289,008
    4.500%, 03/15/24.............................   5,000   5,135,690
Kerr-McGee Corp.
    6.950%, 07/01/24.............................   6,900   8,651,765
KeyCorp
    5.100%, 03/24/21.............................   7,000   7,918,183
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................   4,130   4,064,081
Kinder Morgan Energy Partners L.P.
    5.300%, 09/15/20.............................   2,000   2,207,808
    5.800%, 03/01/21.............................     550     614,666
    4.150%, 03/01/22.............................   2,400   2,457,859
    3.500%, 09/01/23.............................   5,000   4,848,260
KLA-Tencor Corp.
    4.650%, 11/01/24.............................   6,565   6,738,644
Kohl's Corp.
#   3.250%, 02/01/23.............................   2,000   1,986,326
    4.750%, 12/15/23.............................  10,000  10,876,290
Koninklijke Philips NV
    3.750%, 03/15/22.............................   2,322   2,410,127

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Kraft Foods Group, Inc.
    3.500%, 06/06/22............................. $13,695 $14,005,315
Kroger Co. (The)
    3.850%, 08/01/23.............................   7,000   7,422,121
L-3 Communications Corp.
    3.950%, 05/28/24.............................  11,285  11,452,763
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.............................   6,000   6,256,728
Legg Mason, Inc.
    3.950%, 07/15/24.............................   7,400   7,647,486
Lincoln National Corp.
    6.250%, 02/15/20.............................     180     211,000
Lloyds Bank P.L.C.
    6.375%, 01/21/21.............................   3,404   4,093,555
Lockheed Martin Corp.
    2.900%, 03/01/25.............................   7,000   6,999,461
Loews Corp.
#   2.625%, 05/15/23.............................   2,865   2,804,783
Lorillard Tobacco Co.
#   6.875%, 05/01/20.............................   2,000   2,365,148
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................   2,000   2,080,458
LyondellBasell Industries NV
    5.750%, 04/15/24.............................   9,000  10,587,681
Macy's Retail Holdings, Inc.
#   3.875%, 01/15/22.............................   4,446   4,717,117
    2.875%, 02/15/23.............................   6,500   6,463,697
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................   3,370   3,618,757
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25.............................  12,400  12,130,312
Marathon Oil Corp.
    2.800%, 11/01/22.............................   6,000   5,837,172
Marathon Petroleum Corp.
#   3.625%, 09/15/24.............................  12,800  13,033,523
Markel Corp.
    5.350%, 06/01/21.............................   4,200   4,734,080
    3.625%, 03/30/23.............................   2,000   2,032,224
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24.............................  10,000  10,221,060
McDonald's Corp.
    2.625%, 01/15/22.............................   2,900   2,923,853
McKesson Corp.
    3.796%, 03/15/24.............................   5,250   5,483,662
Medtronic, Inc.
    3.125%, 03/15/22.............................   3,407   3,514,784
Merck & Co., Inc.
    2.800%, 05/18/23.............................   8,000   8,120,816
MetLife, Inc.
    3.600%, 04/10/24.............................   7,208   7,515,457
Microsoft Corp.
#   3.625%, 12/15/23.............................  14,516  15,627,098
    2.700%, 02/12/25.............................   3,000   2,961,657

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Mobil Corp.
    8.625%, 08/15/21............................. $ 2,013 $ 2,725,586
Molson Coors Brewing Co.
#   3.500%, 05/01/22.............................  10,204  10,477,732
Mondelez International, Inc.
    4.000%, 02/01/24.............................  12,000  12,855,636
Monsanto Co.
    5.500%, 08/15/25.............................   3,500   4,167,853
Morgan Stanley
    5.500%, 07/28/21.............................   8,320   9,592,685
    3.875%, 04/29/24.............................  11,000  11,392,414
Mosaic Co. (The)
    4.250%, 11/15/23.............................   3,000   3,187,047
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................   5,000   5,030,540
    3.500%, 03/01/23.............................   5,000   4,917,235
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.............................   8,550   8,868,992
Murphy Oil Corp.
#   4.000%, 06/01/22.............................   2,000   1,919,958
Mylan, Inc.
    4.200%, 11/29/23.............................   7,000   7,402,535
NASDAQ OMX Group, Inc. (The)
    4.250%, 06/01/24.............................   4,400   4,587,348
National Australia Bank, Ltd.
#   3.000%, 01/20/23.............................  10,000  10,136,100
National Oilwell Varco, Inc.
    2.600%, 12/01/22.............................   8,500   8,259,560
NetApp, Inc.
    3.250%, 12/15/22.............................   1,700   1,680,676
Newell Rubbermaid, Inc.
    4.000%, 06/15/22.............................   4,000   4,165,556
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................   1,295   1,418,398
Nisource Finance Corp.
#   6.125%, 03/01/22.............................   7,019   8,323,039
    3.850%, 02/15/23.............................   1,100   1,149,697
Noble Energy, Inc.
#   4.150%, 12/15/21.............................   9,000   9,562,923
#   3.900%, 11/15/24.............................   5,000   5,121,285
Nordstrom, Inc.
    4.000%, 10/15/21.............................   1,500   1,626,539
Norfolk Southern Corp.
#   2.903%, 02/15/23.............................   7,000   7,003,437
Northern Trust Corp.
    3.375%, 08/23/21.............................   4,400   4,691,632
    2.375%, 08/02/22.............................   3,016   2,983,111
Northrop Grumman Corp.
    3.250%, 08/01/23.............................   4,000   4,094,292
Novartis Capital Corp.
    3.400%, 05/06/24.............................   9,500  10,020,125
Nucor Corp.
    4.000%, 08/01/23.............................   3,500   3,658,137

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Occidental Petroleum Corp.
#   2.700%, 02/15/23............................. $ 8,650 $ 8,583,421
Ohio Power Co.
#   5.375%, 10/01/21.............................   3,606   4,235,611
ONEOK Partners L.P.
    3.375%, 10/01/22.............................   1,898   1,824,861
Ontario, Province of Canada
#   2.450%, 06/29/22.............................   1,700   1,733,381
Oracle Corp.
    2.500%, 10/15/22.............................   3,000   2,963,643
Orange SA
    4.125%, 09/14/21.............................   2,900   3,167,160
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................   5,000   5,370,095
    3.750%, 02/15/24.............................   3,000   3,188,955
Packaging Corp. of America
    4.500%, 11/01/23.............................   6,075   6,493,063
PepsiCo, Inc.
    4.500%, 01/15/20.............................   1,575   1,760,595
#   2.750%, 03/05/22.............................   2,404   2,448,998
    2.750%, 03/01/23.............................   7,000   7,053,690
Perrigo Finance P.L.C.
    3.900%, 12/15/24.............................   6,000   6,160,914
Pfizer, Inc.
#   3.000%, 06/15/23.............................   3,000   3,063,897
#   3.400%, 05/15/24.............................  10,000  10,369,970
Philip Morris International, Inc.
    2.500%, 08/22/22.............................   1,504   1,489,038
    3.250%, 11/10/24.............................   5,000   5,094,245
Phillips 66
    4.300%, 04/01/22.............................  11,250  12,228,986
Pitney Bowes, Inc.
    4.625%, 03/15/24.............................   7,000   7,243,509
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    5.000%, 02/01/21.............................   1,000   1,109,906
    2.850%, 01/31/23.............................   4,000   3,869,744
    3.850%, 10/15/23.............................   2,273   2,334,912
PNC Bank NA
    3.300%, 10/30/24.............................   5,000   5,142,615
    2.950%, 02/23/25.............................  10,000   9,923,500
PNC Funding Corp.
    4.375%, 08/11/20.............................   3,915   4,328,757
    3.300%, 03/08/22.............................   1,466   1,528,664
Praxair, Inc.
    2.200%, 08/15/22.............................   1,250   1,223,489
Precision Castparts Corp.
    2.500%, 01/15/23.............................   8,000   7,869,896
Principal Financial Group, Inc.
#   3.125%, 05/15/23.............................  11,396  11,323,738
Private Export Funding Corp.
    4.300%, 12/15/21.............................   1,407   1,585,462
Progressive Corp. (The)
    3.750%, 08/23/21.............................   6,800   7,339,362

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Province of British Columbia, Canada
    6.500%, 01/15/26............................. $12,374 $16,656,468
Prudential Financial, Inc.
    5.375%, 06/21/20.............................   4,170   4,759,446
#   3.500%, 05/15/24.............................   8,000   8,186,496
PSEG Power LLC
#   4.300%, 11/15/23.............................   5,620   6,015,693
Quebec, Province of Canada
#   2.625%, 02/13/23.............................   7,000   7,173,411
Quest Diagnostics, Inc.
#   4.700%, 04/01/21.............................   6,770   7,409,149
    3.500%, 03/30/25.............................     600     594,982
Raytheon Co.
#   2.500%, 12/15/22.............................   2,200   2,196,858
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.............................   1,500   1,669,826
    4.700%, 09/15/23.............................   6,000   6,544,800
Republic Services, Inc.
    3.550%, 06/01/22.............................   4,000   4,142,228
Reynolds American, Inc.
    3.250%, 11/01/22.............................   8,555   8,464,882
Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21.............................   3,800   4,077,807
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................   2,000   2,004,046
Rogers Communications, Inc.
#   3.000%, 03/15/23.............................   2,759   2,727,371
    4.100%, 10/01/23.............................     750     791,473
Royal Bank of Scotland P.L.C. (The)
    6.125%, 01/11/21.............................   2,000   2,368,294
Sanofi
    4.000%, 03/29/21.............................   1,950   2,136,003
SCANA Corp.
    6.250%, 04/01/20.............................   1,750   2,002,362
    4.125%, 02/01/22.............................   3,035   3,153,283
Scripps Networks Interactive, Inc.
    3.900%, 11/15/24.............................   8,400   8,557,231
Sempra Energy
    4.050%, 12/01/23.............................   6,570   7,014,618
    3.550%, 06/15/24.............................  10,200  10,544,862
Shell International Finance BV
    3.400%, 08/12/23.............................  15,000  15,738,420
Spectra Energy Capital LLC
    3.300%, 03/15/23.............................  10,275   9,568,953
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................   5,000   5,535,430
St Jude Medical, Inc.
#   3.250%, 04/15/23.............................   5,000   5,095,545
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................   5,000   5,341,840
Staples, Inc.
#   4.375%, 01/12/23.............................   2,000   2,000,468

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Starwood Hotels & Resorts Worldwide, Inc.
#   3.125%, 02/15/23............................. $ 5,000 $ 4,882,950
State Street Corp.
    4.375%, 03/07/21.............................   1,200   1,342,525
Statoil ASA
#   2.450%, 01/17/23.............................  10,000   9,867,830
    2.650%, 01/15/24.............................  10,860  10,676,629
Stryker Corp.
    3.375%, 05/15/24.............................     800     817,702
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.............................   9,160   9,740,094
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22.............................   2,895   3,076,137
SunTrust Bank
    2.750%, 05/01/23.............................   4,900   4,830,508
Sysco Corp.
    3.500%, 10/02/24.............................   3,500   3,599,481
Target Corp.
#   2.900%, 01/15/22.............................   5,176   5,312,274
TD Ameritrade Holding Corp.
#   3.625%, 04/01/25.............................  10,000  10,392,410
Telefonica Emisiones SAU
#   4.570%, 04/27/23.............................   7,000   7,638,509
Thermo Fisher Scientific, Inc.
    4.500%, 03/01/21.............................   4,000   4,378,368
Thomson Reuters Corp.
#   4.300%, 11/23/23.............................   8,000   8,552,544
Time Warner, Inc.
    4.750%, 03/29/21.............................   2,200   2,437,307
    4.000%, 01/15/22.............................   1,800   1,909,274
    3.550%, 06/01/24.............................   7,000   7,159,733
TJX Cos., Inc. (The)
    2.500%, 05/15/23.............................   6,440   6,297,141
Total Capital International SA
    3.750%, 04/10/24.............................  15,000  15,923,100
Toyota Motor Credit Corp.
    3.300%, 01/12/22.............................  10,165  10,681,433
    2.625%, 01/10/23.............................  10,000  10,037,550
TransAlta Corp.
    4.500%, 11/15/22.............................   6,038   6,041,538
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20.............................   2,000   2,142,586
    2.500%, 08/01/22.............................   5,112   4,985,596
Travelers Cos., Inc. (The)
#   3.900%, 11/01/20.............................   4,200   4,561,360
Tyson Foods, Inc.
    4.500%, 06/15/22.............................  12,498  13,624,032
UBS AG
#   4.875%, 08/04/20.............................   5,928   6,679,498
Union Pacific Corp.
    3.250%, 01/15/25.............................   5,000   5,189,555
United Technologies Corp.
    7.500%, 09/15/29.............................     960   1,388,372

                                                   Face
                                                  Amount      Value+
                                                  ------      ------
                                                  (000)
UnitedHealth Group, Inc.
    2.750%, 02/15/23............................. $ 7,750 $    7,738,755
Unum Group
#   5.625%, 09/15/20.............................   3,500      3,984,043
#   4.000%, 03/15/24.............................   2,000      2,083,218
US Bancorp
    3.000%, 03/15/22.............................   3,000      3,077,793
Verizon Communications, Inc.
    4.600%, 04/01/21.............................   4,050      4,463,635
    5.150%, 09/15/23.............................   9,000     10,161,594
Viacom, Inc.
#   4.500%, 03/01/21.............................   2,900      3,136,159
    4.250%, 09/01/23.............................   1,000      1,043,001
    3.875%, 04/01/24.............................     635        640,331
Vodafone Group P.L.C.
    4.375%, 03/16/21.............................   4,500      4,952,007
    2.500%, 09/26/22.............................   9,000      8,662,599
Wal-Mart Stores, Inc.
    2.550%, 04/11/23.............................   9,000      9,031,014
    3.300%, 04/22/24.............................   7,000      7,374,080
Walgreen Co.
    3.100%, 09/15/22.............................   7,124      7,121,250
Walt Disney Co. (The)
    2.550%, 02/15/22.............................   4,000      4,014,672
Waste Management, Inc.
#   4.600%, 03/01/21.............................   2,860      3,184,104
Wells Fargo & Co.
    4.600%, 04/01/21.............................   2,100      2,344,833
    3.500%, 03/08/22.............................  13,700     14,362,395
Western Gas Partners L.P.
    4.000%, 07/01/22.............................   3,772      3,808,166
Western Union Co. (The)
#   5.253%, 04/01/20.............................   3,568      3,951,624
Whirlpool Corp.
    4.700%, 06/01/22.............................   3,000      3,286,599
Whirpool Corp.
#   3.700%, 05/01/25.............................   7,000      7,158,368
Williams Partners L.P.
    4.000%, 11/15/21.............................   3,500      3,624,709
#   3.350%, 08/15/22.............................   1,300      1,269,080
Wisconsin Electric Power Co.
    2.950%, 09/15/21.............................   6,675      6,915,387
WR Berkley Corp.
    5.375%, 09/15/20.............................     800        900,331
Wyndham Worldwide Corp.
#   3.900%, 03/01/23.............................  11,073     11,016,760
Xerox Corp.
#   4.500%, 05/15/21.............................   5,000      5,411,850
Yum! Brands, Inc.
#   3.750%, 11/01/21.............................   5,830      6,065,106
    3.875%, 11/01/23.............................   3,195      3,300,895
Zoetis, Inc.
    3.250%, 02/01/23.............................   6,000      5,958,978
                                                          --------------
TOTAL BONDS......................................          2,342,448,025
                                                          --------------

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount        Value+
                                                      ------        ------
                                                      (000)
U.S. TREASURY OBLIGATIONS -- (2.6%)
U.S. Treasury Bonds
      6.125%, 08/15/29............................. $    49,000 $   71,612,716
                                                                --------------

                                                      Shares
                                                      ------          -
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@  DFA Short Term Investment Fund...............  15,525,614    179,631,358
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,697,377,818)............................              $2,756,999,554
                                                                ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $  163,307,455   --    $  163,307,455
  Bonds.........................   --     2,342,448,025   --     2,342,448,025
  U.S. Treasury Obligations.....   --        71,612,716   --        71,612,716
  Securities Lending Collateral.   --       179,631,358   --       179,631,358
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,756,999,554   --    $2,756,999,554
                                   ==    ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                       Shares        Value+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (98.7%)
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc............................... 128,510,104 $1,404,615,432
Investment in DFA Intermediate Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc...............................  94,188,601  1,199,020,895
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...............................  49,741,566    541,685,652
Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc...............................  12,222,788    131,272,747
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,227,094,496)..........................................              3,276,594,726
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (1.3%)
State Street Institutional Liquid Reserves, 0.098%
  (Cost $41,888,795)................................................  41,888,795     41,888,795
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,268,983,291)..........................................             $3,318,483,521
                                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $3,276,594,726   --      --    $3,276,594,726
 Temporary Cash Investments......     41,888,795   --      --        41,888,795
                                  --------------   --      --    --------------
 TOTAL........................... $3,318,483,521   --      --    $3,318,483,521
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                 Face
                                                               Amount^^^      Value+
                                                              ----------- --------------
                                                                 (000)
U.S. TREASURY OBLIGATIONS -- (99.5%)
Treasury Inflation Protected Security
  1.875%, 07/15/19........................................... $    94,000 $  114,192,887
  1.375%, 01/15/20...........................................     187,300    220,408,243
  1.250%, 07/15/20...........................................     191,600    224,292,158
  1.125%, 01/15/21...........................................     229,500    264,974,074
  0.625%, 07/15/21...........................................     198,500    217,319,396
  0.125%, 01/15/22...........................................     167,000    175,287,999
  0.125%, 07/15/22...........................................     138,500    143,521,634
  0.125%, 01/15/23...........................................     164,800    168,934,898
  0.375%, 07/15/23...........................................     111,000    115,298,375
  0.625%, 01/15/24...........................................     146,000    153,802,173
  2.375%, 01/15/25...........................................     104,000    157,445,975
  2.000%, 01/15/26...........................................     100,800    141,603,265
  2.375%, 01/15/27...........................................     100,000    143,978,991
  1.750%, 01/15/28...........................................     105,700    138,891,758
  3.625%, 04/15/28...........................................     105,500    216,109,629
  2.500%, 01/15/29...........................................      65,000     90,846,022
  3.875%, 04/15/29...........................................      88,745    186,138,826
  3.375%, 04/15/32...........................................      21,000     40,766,110
                                                                          --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................              2,913,812,413
                                                                          --------------

                                                                Shares
                                                              -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund.  13,345,762     13,345,762
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,803,089,782).......................................             $2,927,158,175
                                                                          ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investments in Securities (Market Value)
                             -------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                             ----------- -------------- ------- --------------
 U.S. Treasury Obligations..          -- $2,913,812,413   --    $2,913,812,413
 Temporary Cash Investments. $13,345,762             --   --        13,345,762
                             ----------- --------------   --    --------------
 TOTAL...................... $13,345,762 $2,913,812,413   --    $2,927,158,175
                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (92.9%)
AUSTRALIA -- (3.6%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17.............................  $5,000 $ 5,017,470
    1.875%, 10/06/17.............................     358     362,958
    1.450%, 05/15/18.............................     358     357,229
BHP Billiton Finance USA, Ltd.
    1.875%, 11/21/16.............................   1,300   1,320,570
    1.625%, 02/24/17.............................     824     833,743
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................   4,000   4,012,720
    1.900%, 09/18/17.............................     787     799,983
    2.500%, 09/20/18.............................     916     941,663
    2.250%, 03/13/19.............................   5,000   5,064,125
National Australia Bank, Ltd.
    1.300%, 07/25/16.............................     250     251,578
    2.250%, 07/01/19.............................   3,500   3,530,597
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.............................     597     606,600
    2.250%, 09/20/16.............................     572     582,000
Westpac Banking Corp.
    1.200%, 05/19/17.............................   2,800   2,807,230
    2.000%, 08/14/17.............................     501     509,493
                                                          -----------
TOTAL AUSTRALIA..................................          26,997,959
                                                          -----------

AUSTRIA -- (0.3%)
Austria Government International Bond
    1.750%, 06/17/16.............................     215     218,092
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16.............................     272     276,569
    1.125%, 05/29/18.............................   1,431   1,430,468
                                                          -----------
TOTAL AUSTRIA....................................           1,925,129
                                                          -----------

CANADA -- (7.6%)
Bank of Montreal
    2.375%, 01/25/19.............................      24      24,466
British Columbia, Province of Canada
    2.100%, 05/18/16.............................     358     363,846
    1.200%, 04/25/17.............................     715     721,296
Canada Government International Bond
#   0.875%, 02/14/17.............................     715     718,200
Canadian National Railway Co.
    1.450%, 12/15/16.............................   2,036   2,057,413
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17.............................     588     635,890
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................   2,000   2,248,236
Encana Corp.
    6.500%, 05/15/19.............................   1,300   1,491,015

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
CANADA -- (Continued)
Export Development Canada
     1.250%, 10/26/16..............................  $  785 $   792,750
Goldcorp, Inc.
     2.125%, 03/15/18..............................   2,000   2,014,794
Ontario, Province of Canada
     4.950%, 11/28/16..............................     715     762,214
     1.100%, 10/25/17..............................   4,000   4,007,324
     1.200%, 02/14/18..............................   2,831   2,835,804
     2.000%, 01/30/19..............................   5,000   5,110,245
Petro-Canada
     6.050%, 05/15/18..............................     429     483,668
Potash Corp. of Saskatchewan, Inc.
     3.750%, 09/30/15..............................   1,315   1,330,549
     3.250%, 12/01/17..............................     123     128,755
Royal Bank of Canada
     2.300%, 07/20/16..............................     393     400,495
     1.450%, 09/09/16..............................     871     878,886
     1.500%, 01/16/18..............................   7,000   7,031,759
     2.200%, 07/27/18..............................   4,000   4,079,860
     2.150%, 03/15/19..............................   1,700   1,720,580
Suncor Energy, Inc.
     6.100%, 06/01/18..............................     707     796,258
Teck Resources, Ltd.
     2.500%, 02/01/18..............................     925     922,236
Thomson Reuters Corp.
     1.300%, 02/23/17..............................   1,300   1,300,073
Toronto-Dominion Bank (The)
     2.375%, 10/19/16..............................     215     220,074
     1.125%, 05/02/17..............................   5,000   5,010,660
     2.625%, 09/10/18..............................     715     737,945
     2.125%, 07/02/19..............................   7,600   7,702,722
TransCanada PipeLines, Ltd.
     3.400%, 06/01/15..............................     429     429,830
                                                            -----------
TOTAL CANADA.......................................          56,957,843
                                                            -----------

DENMARK -- (0.1%)
Kommunekredit
     1.125%, 03/15/18..............................     715     714,580
                                                            -----------

FINLAND -- (1.0%)
Municipality Finance P.L.C.
     2.375%, 05/16/16..............................   1,432   1,459,635
     1.125%, 04/17/18..............................   5,789   5,781,914
                                                            -----------
TOTAL FINLAND......................................           7,241,549
                                                            -----------

FRANCE -- (2.6%)
BNP Paribas SA
     1.250%, 12/12/16..............................   1,431   1,435,725
     2.375%, 09/14/17..............................     252     257,551
BPCE SA
     2.500%, 12/10/18..............................   2,200   2,256,258
     2.500%, 07/15/19..............................   2,000   2,027,572

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
FRANCE -- (Continued)
Caisse d'Amortissement de la Dette Sociale
     2.125%, 04/12/17..............................  $1,059 $ 1,085,129
Orange SA
     2.125%, 09/16/15..............................     465     467,379
     2.750%, 09/14/16..............................   1,000   1,024,071
Sanofi
     1.250%, 04/10/18..............................     744     745,003
Societe Generale SA
     2.750%, 10/12/17..............................   1,772   1,822,178
Total Capital International SA
     2.125%, 01/10/19..............................     781     797,110
     2.100%, 06/19/19..............................   7,000   7,101,465
Total Capital SA
     3.125%, 10/02/15..............................     358     361,887
                                                            -----------
TOTAL FRANCE.......................................          19,381,328
                                                            -----------

GERMANY -- (1.9%)
Deutsche Bank AG
     3.250%, 01/11/16..............................     500     508,471
     6.000%, 09/01/17..............................     862     946,406
     2.500%, 02/13/19..............................     777     788,315
FMS Wertmanagement AoeR
     1.000%, 11/21/17..............................   8,789   8,796,778
KFW
     2.000%, 06/01/16..............................      72      73,228
     4.875%, 01/17/17..............................     358     383,612
     1.250%, 02/15/17..............................   1,002   1,012,486
     0.875%, 09/05/17..............................     358     358,241
Landeskreditbank Baden- Wuerttemberg Foerderbank
     2.250%, 07/15/16..............................     558     569,305
Landwirtschaftliche Rentenbank
     0.875%, 09/12/17..............................     901     901,422
                                                            -----------
TOTAL GERMANY......................................          14,338,264
                                                            -----------

ITALY -- (0.3%)
Intesa Sanpaolo SpA
     3.875%, 01/16/18..............................   2,000   2,091,070
                                                            -----------

JAPAN -- (1.9%)
Development Bank of Japan, Inc.
     1.875%, 10/03/18..............................     594     602,860
Japan Bank for International Cooperation
     2.250%, 07/13/16..............................     358     364,934
     1.750%, 07/31/18..............................     358     362,542
Japan Finance Organization for Municipalities
     1.375%, 02/05/18..............................   5,000   5,002,820
Nippon Telegraph & Telephone Corp.
     1.400%, 07/18/17..............................     102     102,516
Nomura Holdings, Inc.
     2.000%, 09/13/16..............................   1,528   1,543,107
     2.750%, 03/19/19..............................   1,500   1,530,615

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
JAPAN -- (Continued)
Sumitomo Mitsui Banking Corp.
     2.450%, 01/10/19..............................  $2,673 $ 2,711,617
     2.450%, 01/16/20..............................   2,000   2,023,414
                                                            -----------
TOTAL JAPAN........................................          14,244,425
                                                            -----------

NETHERLANDS -- (3.8%)
Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17..............................   1,002   1,010,415
     1.375%, 03/19/18..............................   1,790   1,800,760
     1.875%, 06/11/19..............................   5,000   5,089,795
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     2.125%, 10/13/15..............................   1,178   1,187,108
     1.700%, 03/19/18..............................   5,000   5,043,045
     2.250%, 01/14/19..............................   3,356   3,405,699
Deutsche Telekom International Finance BV
     6.000%, 07/08/19..............................     934   1,084,688
Koninklijke Philips NV
     5.750%, 03/11/18..............................   1,164   1,294,479
LyondellBasell Industries NV
     5.000%, 04/15/19..............................   1,650   1,813,960
Nederlandse Waterschapsbank NV
     2.125%, 06/16/16..............................     429     436,846
Shell International Finance BV
     1.125%, 08/21/17..............................     358     359,405
     2.000%, 11/15/18..............................   5,709   5,816,009
                                                            -----------
TOTAL NETHERLANDS..................................          28,342,209
                                                            -----------

NORWAY -- (0.5%)
Kommunalbanken A.S.
     2.375%, 01/19/16..............................     108     109,477
     1.000%, 09/26/17..............................     286     286,038
     1.000%, 03/15/18..............................   2,146   2,136,768
Statoil ASA
     1.200%, 01/17/18..............................     168     167,897
     1.150%, 05/15/18..............................     236     235,140
     1.950%, 11/08/18..............................     715     726,374
                                                            -----------
TOTAL NORWAY.......................................           3,661,694
                                                            -----------

SPAIN -- (0.3%)
Telefonica Emisiones SAU
     5.134%, 04/27/20..............................   2,000   2,241,534
                                                            -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.9%)
African Development Bank
     1.125%, 03/15/17..............................     501     504,881
Asian Development Bank
     1.125%, 03/15/17..............................     358     360,829
     1.750%, 09/11/18..............................     639     651,402
     1.875%, 04/12/19..............................   5,000   5,101,645
Council Of Europe Development Bank
     1.500%, 06/19/17..............................     930     943,145

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
EUROFIMA
    5.250%, 04/07/16.............................  $  358 $   373,461
European Bank for Reconstruction & Development
    1.750%, 06/14/19.............................   5,000   5,065,345
European Investment Bank
    4.875%, 01/17/17.............................     358     383,483
#   1.625%, 06/15/17.............................   5,286   5,379,689
    1.125%, 09/15/17.............................     215     216,254
Inter-American Development Bank
    1.125%, 03/15/17.............................      59      59,471
    0.875%, 03/15/18.............................     715     712,618
International Bank for Reconstruction &
 Development
    1.000%, 09/15/16.............................     143     143,847
    0.875%, 04/17/17.............................     859     863,790
International Finance Corp.
    0.875%, 06/15/18.............................     215     212,762
Nordic Investment Bank
    0.750%, 01/17/18.............................     787     782,450
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          21,755,072
                                                          -----------

SWEDEN -- (1.1%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   1,776   1,775,625
Svensk Exportkredit AB
    2.125%, 07/13/16.............................     715     728,268
    1.750%, 05/30/17.............................   4,358   4,437,272
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................     700     723,307
    2.500%, 01/25/19.............................     358     366,510
                                                          -----------
TOTAL SWEDEN.....................................           8,030,982
                                                          -----------

SWITZERLAND -- (0.6%)
Credit Suisse New York
    1.375%, 05/26/17.............................   2,000   2,001,348
    2.300%, 05/28/19.............................     625     629,207
UBS AG
    5.875%, 12/20/17.............................     372     412,393
    5.750%, 04/25/18.............................   1,000   1,119,585
    2.375%, 08/14/19.............................     667     672,651
                                                          -----------
TOTAL SWITZERLAND................................           4,835,184
                                                          -----------

UNITED KINGDOM -- (3.1%)
Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20.............................   4,000   4,027,272
Barclays Bank P.L.C.
    2.500%, 02/20/19.............................   2,600   2,650,448
Barclays P.L.C.
    2.750%, 11/08/19.............................   2,000   2,023,160

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED KINGDOM -- (Continued)
BP Capital Markets P.L.C.
    3.125%, 10/01/15.............................  $  408 $   412,463
    2.248%, 11/01/16.............................   1,651   1,684,666
    1.846%, 05/05/17.............................     250     253,821
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................     874     875,635
    1.250%, 02/14/17.............................     272     272,325
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................     890     898,477
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   1,498   1,515,202
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................     780     824,110
Nationwide Building Society
#   2.350%, 01/21/20.............................   4,000   4,011,828
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................     329     331,955
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................   1,288   1,295,496
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................     358     385,675
    1.250%, 09/26/17.............................   1,500   1,495,015
                                                          -----------
TOTAL UNITED KINGDOM.............................          22,957,548
                                                          -----------

UNITED STATES -- (61.3%)
3M Co.
    1.375%, 09/29/16.............................     715     723,622
    1.000%, 06/26/17.............................     501     503,106
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................     189     190,884
AbbVie, Inc.
    1.200%, 11/06/15.............................     358     358,920
ACE INA Holdings, Inc.
    5.600%, 05/15/15.............................     255     255,341
    2.600%, 11/23/15.............................   1,216   1,228,597
Actavis, Inc.
    1.875%, 10/01/17.............................   1,276   1,279,387
Aetna, Inc.
    2.200%, 03/15/19.............................   3,340   3,365,872
Aflac, Inc.
    3.450%, 08/15/15.............................     134     134,983
    2.650%, 02/15/17.............................   1,515   1,559,699
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     153     170,182
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................     919     934,220
Airgas, Inc.
    2.375%, 02/15/20.............................   4,000   4,006,856
Allergan, Inc.
    5.750%, 04/01/16.............................      40      41,735
Altria Group, Inc.
    4.125%, 09/11/15.............................     610     617,643

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Amazon.com, Inc.
    0.650%, 11/27/15............................. $   382 $   382,147
    2.600%, 12/05/19.............................   2,700   2,753,471
American Express Credit Corp.
    2.800%, 09/19/16.............................   1,481   1,519,659
    2.125%, 03/18/19.............................   2,000   2,016,614
American Honda Finance Corp.
    2.125%, 10/10/18.............................   2,196   2,241,699
American International Group, Inc.
    5.600%, 10/18/16.............................     968   1,032,202
    5.850%, 01/16/18.............................     556     619,013
    2.300%, 07/16/19.............................   2,062   2,084,991
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................      72      73,739
Amgen, Inc.
    2.125%, 05/15/17.............................   1,000   1,018,038
    2.200%, 05/22/19.............................   4,311   4,354,226
Amphenol Corp.
    2.550%, 01/30/19.............................   3,800   3,859,656
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   1,355   1,441,200
Anheuser-Busch Cos., LLC
    5.050%, 10/15/16.............................     379     402,177
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,717   1,730,688
Anthem, Inc.
    1.250%, 09/10/15.............................   2,000   2,004,156
    5.875%, 06/15/17.............................     117     127,797
    1.875%, 01/15/18.............................   3,000   3,021,255
Apache Corp.
    5.625%, 01/15/17.............................     527     564,543
    1.750%, 04/15/17.............................     358     360,796
Apple, Inc.
    1.000%, 05/03/18.............................  10,572  10,519,891
    2.100%, 05/06/19.............................   4,000   4,082,552
Applied Materials, Inc.
    2.650%, 06/15/16.............................     297     302,959
Assurant, Inc.
    2.500%, 03/15/18.............................     715     726,824
AT&T, Inc.
    2.500%, 08/15/15.............................     810     813,949
    2.400%, 08/15/16.............................     465     472,606
    1.600%, 02/15/17.............................     358     359,869
    5.800%, 02/15/19.............................   3,000   3,392,127
Autodesk, Inc.
    1.950%, 12/15/17.............................      75      75,550
AutoZone, Inc.
    6.950%, 06/15/16.............................      54      57,530
    1.300%, 01/13/17.............................   1,035   1,038,596
Avnet, Inc.
    6.000%, 09/01/15.............................     143     145,208
Baker Hughes, Inc.
    7.500%, 11/15/18.............................      66      78,683

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    3.750%, 07/12/16.............................  $  715 $  737,288
    2.000%, 01/11/18.............................     415    417,835
    2.600%, 01/15/19.............................   2,000  2,031,336
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000  1,011,628
    2.200%, 05/15/19.............................   1,500  1,521,260
    2.150%, 02/24/20.............................   1,200  1,205,039
Baxter International, Inc.
    1.850%, 06/15/18.............................   4,400  4,430,826
BB&T Corp.
    2.150%, 03/22/17.............................     411    418,573
    1.450%, 01/12/18.............................     141    141,240
    6.850%, 04/30/19.............................   2,000  2,366,820
Beam Suntory, Inc.
    1.750%, 06/15/18.............................   1,431  1,425,266
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,882  1,901,618
    1.450%, 05/15/17.............................   1,650  1,654,554
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      72     73,030
    1.300%, 05/15/18.............................   7,264  7,291,363
Berkshire Hathaway, Inc.
    2.200%, 08/15/16.............................     358    365,295
    1.900%, 01/31/17.............................     358    365,483
Boeing Capital Corp.
    2.900%, 08/15/18.............................     546    569,701
Boston Scientific Corp.
    6.400%, 06/15/16.............................      72     76,060
    2.650%, 10/01/18.............................   2,000  2,039,724
    6.000%, 01/15/20.............................     500    574,505
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,073  1,100,219
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   1,500  1,505,187
Broadcom Corp.
    2.700%, 11/01/18.............................   2,000  2,074,502
Brown-Forman Corp.
    1.000%, 01/15/18.............................     495    488,835
Buckeye Partners L.P.
    6.050%, 01/15/18.............................   1,310  1,428,496
    2.650%, 11/15/18.............................     261    260,798
Campbell Soup Co.
    3.050%, 07/15/17.............................   1,500  1,557,203
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,000  2,002,582
Capital One Financial Corp.
    2.450%, 04/24/19.............................     900    908,808
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   1,919  1,931,420
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................     572    583,642
    1.000%, 11/25/16.............................     715    718,794
    2.450%, 09/06/18.............................     545    561,098

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CBS Corp.
    1.950%, 07/01/17.............................  $  621 $  627,540
    2.300%, 08/15/19.............................   2,000  2,001,492
Celgene Corp.
    2.450%, 10/15/15.............................     297    299,274
    2.250%, 05/15/19.............................   2,000  2,020,332
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................      39     43,399
CF Industries, Inc.
    6.875%, 05/01/18.............................   2,413  2,748,643
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................     372    380,265
Chevron Corp.
    1.104%, 12/05/17.............................     383    383,494
    1.718%, 06/24/18.............................   1,907  1,931,755
Citigroup, Inc.
    4.450%, 01/10/17.............................     501    526,785
    6.000%, 08/15/17.............................     501    549,608
    2.500%, 09/26/18.............................     501    510,609
    2.400%, 02/18/20.............................   3,000  3,002,505
Clorox Co. (The)
    5.950%, 10/15/17.............................   1,800  1,998,808
CNA Financial Corp.
    6.500%, 08/15/16.............................   2,000  2,135,248
Coca-Cola Co. (The)
    1.150%, 04/01/18.............................   5,000  4,998,850
    1.650%, 11/01/18.............................   4,543  4,613,744
Colgate-Palmolive Co.
    1.500%, 11/01/18.............................   5,393  5,442,950
Comcast Corp.
    6.500%, 01/15/17.............................   1,122  1,227,571
    6.300%, 11/15/17.............................     286    322,349
    5.700%, 05/15/18.............................     501    565,393
Comerica, Inc.
    3.000%, 09/16/15.............................     143    144,045
    2.125%, 05/23/19.............................   1,450  1,454,343
Computer Sciences Corp.
    6.500%, 03/15/18.............................     669    746,586
ConAgra Foods, Inc.
    1.900%, 01/25/18.............................   2,171  2,170,231
ConocoPhillips Co.
    1.050%, 12/15/17.............................   1,334  1,330,179
Costco Wholesale Corp.
    1.125%, 12/15/17.............................   1,216  1,217,978
    1.750%, 02/15/20.............................   1,775  1,768,834
CR Bard, Inc.
    1.375%, 01/15/18.............................     277    275,702
Crane Co.
    2.750%, 12/15/18.............................     608    624,060
CVS Health Corp.
    3.250%, 05/18/15.............................     360    360,525
    5.750%, 06/01/17.............................      22     24,085
    2.250%, 08/12/19.............................   2,500  2,534,422
Daimler Finance North America LLC
    1.450%, 08/01/16.............................   1,500  1,510,662

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Diamond Offshore Drilling, Inc.
    4.875%, 07/01/15.............................  $  111 $  111,678
Dollar General Corp.
    1.875%, 04/15/18.............................     921    915,292
Dominion Resources, Inc.
    1.950%, 08/15/16.............................   1,073  1,085,470
    2.500%, 12/01/19.............................   3,500  3,558,009
Dover Corp.
    4.875%, 10/15/15.............................     429    438,041
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................   1,297  1,314,338
Dr. Pepper Snapple Group, Inc.
    2.900%, 01/15/16.............................     861    873,151
DTE Energy Co.
    2.400%, 12/01/19.............................   4,000  4,050,108
Duke Energy Corp.
    1.625%, 08/15/17.............................     794    802,601
    2.100%, 06/15/18.............................   1,300  1,325,214
Eastman Chemical Co.
    3.000%, 12/15/15.............................     317    321,154
    2.400%, 06/01/17.............................     608    620,980
eBay, Inc.
    1.625%, 10/15/15.............................     165    165,602
    1.350%, 07/15/17.............................     123    122,810
    2.200%, 08/01/19.............................   4,346  4,335,265
Ecolab, Inc.
    1.000%, 08/09/15.............................     715    715,985
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................   1,000  1,030,226
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     708    807,400
EMC Corp.
    1.875%, 06/01/18.............................   1,767  1,786,658
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................      72     76,873
Enterprise Products Operating LLC
    1.250%, 08/13/15.............................     215    215,364
    6.650%, 04/15/18.............................   2,000  2,279,842
EOG Resources, Inc.
    2.950%, 06/01/15.............................     358    358,642
    2.500%, 02/01/16.............................     182    184,396
    5.875%, 09/15/17.............................     705    780,938
Exelon Corp.
    4.900%, 06/15/15.............................     966    970,597
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,930  1,974,836
    2.250%, 06/15/19.............................   2,000  2,003,416
Exxon Mobil Corp.
    0.921%, 03/15/17.............................   5,000  5,027,190
    1.819%, 03/15/19.............................   5,472  5,532,630
Fifth Third Bancorp
    3.625%, 01/25/16.............................   1,051  1,072,588
Fifth Third Bank
    1.450%, 02/28/18.............................   3,000  2,993,151
FMC Technologies, Inc.
    2.000%, 10/01/17.............................   1,120  1,118,657

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................  $1,524 $1,659,401
    2.375%, 03/12/19.............................   1,300  1,313,820
Freeport-McMoRan, Inc.
    2.150%, 03/01/17.............................     299    299,745
GATX Corp.
    1.250%, 03/04/17.............................   1,500  1,494,819
    2.500%, 07/30/19.............................     200    200,668
General Dynamics Corp.
    1.000%, 11/15/17.............................     551    551,115
General Electric Capital Corp.
    2.250%, 11/09/15.............................     143    144,401
    2.950%, 05/09/16.............................     286    293,069
    1.600%, 11/20/17.............................   3,000  3,036,993
Georgia Power Co.
    5.250%, 12/15/15.............................     217    223,259
    4.250%, 12/01/19.............................   2,130  2,345,136
Goldman Sachs Group, Inc. (The)
    3.625%, 02/07/16.............................   1,073  1,095,049
    6.250%, 09/01/17.............................   2,381  2,631,381
Google, Inc.
    2.125%, 05/19/16.............................   1,052  1,071,030
Halliburton Co.
    1.000%, 08/01/16.............................     651    653,150
    2.000%, 08/01/18.............................   3,970  4,011,320
Hershey Co. (The)
    4.850%, 08/15/15.............................      36     36,446
    1.500%, 11/01/16.............................     358    362,397
Hewlett-Packard Co.
    2.200%, 12/01/15.............................   1,379  1,390,148
    2.600%, 09/15/17.............................      72     73,776
    5.500%, 03/01/18.............................     358    396,652
    2.750%, 01/14/19.............................   1,240  1,271,756
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................      72     72,415
Home Depot, Inc. (The)
    5.400%, 03/01/16.............................      64     66,601
    2.250%, 09/10/18.............................   2,000  2,062,922
    2.000%, 06/15/19.............................   2,000  2,032,962
HSBC Finance Corp.
    5.500%, 01/19/16.............................     143    147,632
HSBC USA, Inc.
    1.625%, 01/16/18.............................   1,130  1,134,817
    2.375%, 11/13/19.............................   3,281  3,306,136
Humana, Inc.
    2.625%, 10/01/19.............................   3,000  3,055,623
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   1,043  1,062,705
Huntington National Bank (The)
    2.400%, 04/01/20.............................   2,600  2,608,661
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................   2,000  2,370,058
International Business Machines Corp.
    1.250%, 02/08/18.............................     100    100,398
    1.950%, 02/12/19.............................     537    543,527

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Intuit, Inc.
    5.750%, 03/15/17.............................  $1,300 $1,403,965
Jefferies Group LLC
    5.125%, 04/13/18.............................     134    141,436
John Deere Capital Corp.
    2.000%, 01/13/17.............................     472    481,949
    1.200%, 10/10/17.............................   1,074  1,076,269
Johnson & Johnson
    2.150%, 05/15/16.............................     143    145,554
Johnson Controls, Inc.
    5.500%, 01/15/16.............................     450    464,993
    2.600%, 12/01/16.............................     401    411,131
JPMorgan Chase & Co.
    3.400%, 06/24/15.............................     179    179,769
    3.150%, 07/05/16.............................     859    880,699
    2.000%, 08/15/17.............................     125    127,023
    2.350%, 01/28/19.............................   3,000  3,044,988
Kellogg Co.
    1.875%, 11/17/16.............................     371    376,715
    1.750%, 05/17/17.............................     314    316,753
KeyBank NA
    1.100%, 11/25/16.............................     859    860,107
    1.650%, 02/01/18.............................   2,000  2,008,382
KeyCorp
    3.750%, 08/13/15.............................   1,275  1,285,682
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   2,000  2,016,666
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16.............................     787    802,867
KLA-Tencor Corp.
    3.375%, 11/01/19.............................   1,800  1,868,690
Kohl's Corp.
    6.250%, 12/15/17.............................     358    399,017
Kraft Foods Group, Inc.
    1.625%, 06/04/15.............................     838    838,722
Kroger Co. (The)
    1.200%, 10/17/16.............................     480    481,056
    6.400%, 08/15/17.............................   1,170  1,299,951
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   1,633  1,660,346
Lam Research Corp.
    2.750%, 03/15/20.............................   2,800  2,814,210
Legg Mason, Inc.
    2.700%, 07/15/19.............................   3,000  3,057,795
Lockheed Martin Corp.
    2.125%, 09/15/16.............................      95     96,715
Loews Corp.
    5.250%, 03/15/16.............................     143    148,586
Lorillard Tobacco Co.
    2.300%, 08/21/17.............................   1,797  1,819,454
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................     715    730,146
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   4,225  4,218,092

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Marathon Oil Corp.
    0.900%, 11/01/15.............................  $1,274 $1,277,289
Marriott International, Inc.
    3.000%, 03/01/19.............................   2,960  3,050,082
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     650    661,649
    2.350%, 03/06/20.............................   2,000  2,011,110
MasterCard, Inc.
    2.000%, 04/01/19.............................   4,050  4,119,397
Mattel, Inc.
    2.350%, 05/06/19.............................   5,000  4,988,420
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   2,000  2,030,270
McDonald's Corp.
    5.350%, 03/01/18.............................     286    318,176
    5.000%, 02/01/19.............................   4,506  5,048,248
McKesson Corp.
    1.400%, 03/15/18.............................   2,740  2,734,405
MetLife, Inc.
    5.000%, 06/15/15.............................     358    359,851
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................      70     70,839
Mondelez International, Inc.
    2.250%, 02/01/19.............................   3,000  3,032,007
Monsanto Co.
    1.850%, 11/15/18.............................   2,155  2,174,884
Morgan Stanley
    3.800%, 04/29/16.............................     100    102,923
    4.750%, 03/22/17.............................   1,829  1,941,895
    2.375%, 07/23/19.............................   3,000  3,010,620
MUFG Union Bank NA
    3.000%, 06/06/16.............................   1,996  2,041,267
Mylan, Inc.
    2.550%, 03/28/19.............................   1,097  1,100,795
NetApp, Inc.
    2.000%, 12/15/17.............................     715    719,326
Newell Rubbermaid, Inc.
    6.250%, 04/15/18.............................     930  1,041,276
NextEra Energy Capital Holdings, Inc.
    2.600%, 09/01/15.............................   1,073  1,079,779
    2.400%, 09/15/19.............................   1,950  1,972,523
Nisource Finance Corp.
    6.400%, 03/15/18.............................     215    244,048
Northeast Utilities
    1.450%, 05/01/18.............................   1,235  1,230,582
Northrop Grumman Corp.
    1.750%, 06/01/18.............................   2,095  2,101,681
Nucor Corp.
    5.750%, 12/01/17.............................   4,612  5,120,593
NYSE Euronext
    2.000%, 10/05/17.............................   1,350  1,369,447
Occidental Petroleum Corp.
    2.500%, 02/01/16.............................     384    389,257
    1.750%, 02/15/17.............................     705    714,896

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Ohio Power Co.
    6.000%, 06/01/16.............................  $  143 $  150,287
Omnicom Group, Inc.
    5.900%, 04/15/16.............................     707    739,826
ONEOK Partners L.P.
    6.150%, 10/01/16.............................     836    886,093
Oracle Corp.
    5.250%, 01/15/16.............................     286    295,626
    1.200%, 10/15/17.............................   1,665  1,669,341
PACCAR Financial Corp.
    1.600%, 03/15/17.............................      33     33,434
PepsiCo, Inc.
    5.000%, 06/01/18.............................     670    741,252
    2.250%, 01/07/19.............................   1,000  1,024,304
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,252  1,259,300
PG&E Corp.
    2.400%, 03/01/19.............................   2,074  2,095,798
Philip Morris International, Inc.
    2.500%, 05/16/16.............................   1,000  1,019,804
    1.625%, 03/20/17.............................     358    363,205
Pioneer Natural Resources Co.
    6.875%, 05/01/18.............................   2,000  2,265,124
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................     900  1,020,399
PNC Funding Corp.
    2.700%, 09/19/16.............................   1,000  1,023,642
PPG Industries, Inc.
    1.900%, 01/15/16.............................     275    277,088
Praxair, Inc.
#   1.250%, 11/07/18.............................     888    880,808
Precision Castparts Corp.
    0.700%, 12/20/15.............................   2,000  1,997,786
Progress Energy, Inc.
    5.625%, 01/15/16.............................     143    147,814
Prudential Financial, Inc.
    3.000%, 05/12/16.............................   1,294  1,321,913
PSEG Power LLC
    2.450%, 11/15/18.............................   2,499  2,539,356
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................     671    684,038
    2.700%, 04/01/19.............................   1,300  1,323,644
Questar Corp.
    2.750%, 02/01/16.............................     672    681,507
Qwest Corp.
    6.500%, 06/01/17.............................      72     78,326
Raymond James Financial, Inc.
    4.250%, 04/15/16.............................   1,000  1,030,316
Raytheon Co.
    6.750%, 03/15/18.............................     293    336,144
Republic Services, Inc.
    3.800%, 05/15/18.............................     388    411,556
Roper Technologies, Inc.
    2.050%, 10/01/18.............................     135    135,895

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Ryder System, Inc.
    2.500%, 03/01/18.............................  $  250 $  255,569
    2.350%, 02/26/19.............................   2,000  2,012,012
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,369  2,382,250
Sempra Energy
    6.500%, 06/01/16.............................     921    976,502
Southern Power Co.
    4.875%, 07/15/15.............................     143    144,232
Starbucks Corp.
    0.875%, 12/05/16.............................     752    753,635
    2.000%, 12/05/18.............................   1,183  1,209,692
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................     367    414,177
State Street Corp.
    2.875%, 03/07/16.............................     429    437,574
Stryker Corp.
    1.300%, 04/01/18.............................   1,500  1,496,675
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................     715    731,770
Symantec Corp.
    2.750%, 06/15/17.............................     358    364,371
Target Corp.
    6.000%, 01/15/18.............................   1,400  1,575,111
    2.300%, 06/26/19.............................   3,000  3,062,466
Tech Data Corp.
    3.750%, 09/21/17.............................     358    368,507
Texas Instruments, Inc.
    2.375%, 05/16/16.............................     662    675,591
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................      93     93,000
    1.850%, 01/15/18.............................   2,166  2,181,751
Time Warner, Inc.
    5.875%, 11/15/16.............................     893    958,391
    2.100%, 06/01/19.............................   2,000  2,008,860
Total System Services, Inc.
    2.375%, 06/01/18.............................   3,000  3,019,230
Toyota Motor Credit Corp.
    2.800%, 01/11/16.............................     751    762,987
    2.000%, 09/15/16.............................     358    364,824
    1.125%, 05/16/17.............................   3,000  3,007,722
    2.100%, 01/17/19.............................     572    581,381
Transatlantic Holdings, Inc.
    5.750%, 12/14/15.............................     100    102,858
Tyson Foods, Inc.
#   2.650%, 08/15/19.............................   2,000  2,041,014
Unilever Capital Corp.
    2.750%, 02/10/16.............................     650    661,774
    2.200%, 03/06/19.............................   1,000  1,018,189
Union Pacific Corp.
    2.250%, 02/15/19.............................   1,400  1,433,421
United Technologies Corp.
    4.875%, 05/01/15.............................      64     64,000
    1.800%, 06/01/17.............................   1,006  1,025,345

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
    6.000%, 06/15/17............................. $   200 $    220,718
    1.400%, 10/15/17.............................   1,444    1,457,857
    2.300%, 12/15/19.............................   1,400    1,424,843
US Bancorp
    1.950%, 11/15/18.............................   1,000    1,015,460
    2.200%, 04/25/19.............................   2,000    2,034,756
Valero Energy Corp.
    6.125%, 06/15/17.............................     251      275,324
Verizon Communications, Inc.
    2.000%, 11/01/16.............................   1,245    1,262,769
    3.650%, 09/14/18.............................     690      730,991
    2.550%, 06/17/19.............................   1,000    1,024,170
Viacom, Inc.
    6.250%, 04/30/16.............................     358      377,087
    2.500%, 12/15/16.............................     572      583,904
#   2.200%, 04/01/19.............................   2,000    1,996,556
Wal-Mart Stores, Inc.
    2.800%, 04/15/16.............................     572      585,280
    5.375%, 04/05/17.............................     448      487,609
    1.125%, 04/11/18.............................  11,351   11,374,542
    1.950%, 12/15/18.............................     490      500,884
Walgreen Co.
    1.800%, 09/15/17.............................     644      650,385
    5.250%, 01/15/19.............................      34       37,933
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................   2,000    2,038,276
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   1,214    1,222,418
Waste Management, Inc.
    2.600%, 09/01/16.............................   1,465    1,495,378
Wells Fargo & Co.
    2.625%, 12/15/16.............................     762      782,459
    2.100%, 05/08/17.............................     552      564,025
    2.150%, 01/30/20.............................   3,000    3,000,489
Western Gas Partners L.P.
    2.600%, 08/15/18.............................   1,875    1,908,293
Western Union Co. (The)
    5.930%, 10/01/16.............................     566      602,115
Whirlpool Corp.
    7.750%, 07/15/16.............................     358      385,942
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................   1,805    1,815,092
Xerox Corp.
    2.950%, 03/15/17.............................   2,000    2,056,674
Xilinx, Inc.
    2.125%, 03/15/19.............................   2,500    2,510,970
Yum! Brands, Inc.
    6.250%, 04/15/16.............................     647      679,428
    6.250%, 03/15/18.............................      58       64,978
                                                          ------------
TOTAL UNITED STATES..............................          456,668,217
                                                          ------------
TOTAL BONDS......................................          692,384,587
                                                          ------------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
AGENCY OBLIGATIONS -- (3.7%)
Federal Home Loan Bank
    4.875%, 05/17/17.............................  $1,180 $ 1,279,681
Federal Home Loan Mortgage Corporation
    5.125%, 10/18/16.............................     358     382,243
    5.000%, 04/18/17.............................   1,002   1,086,989
    1.250%, 05/12/17.............................   5,358   5,415,148
    1.000%, 07/28/17.............................     429     431,364
    1.000%, 09/29/17.............................      66      66,439
    3.750%, 03/27/19.............................   4,000   4,369,736
    1.750%, 05/30/19.............................   4,000   4,068,804
Federal National Mortgage Association
    1.250%, 01/30/17.............................     358     361,746
    5.000%, 02/13/17.............................     358     385,615
    0.750%, 04/20/17.............................   5,300   5,313,070
    1.875%, 09/18/18.............................     715     733,999
    1.625%, 01/21/20.............................   3,000   3,014,940
Tennessee Valley Authority
    1.750%, 10/15/18.............................     715     727,427
                                                          -----------
TOTAL AGENCY OBLIGATIONS.........................          27,637,201
                                                          -----------

                                                     Face
                                                    Amount^     Value+
                                                    -------     ------
                                                     (000)
U.S. TREASURY OBLIGATIONS -- (2.7%)
Treasury Inflation Protected Security
^^^   0.125%, 04/15/17............................. $  4,500 $  4,749,247
^^^   0.125%, 04/15/18.............................      900      935,720
^^^   0.125%, 04/15/19.............................   14,400   14,755,159
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS....................            20,440,126
                                                             ------------

                                                    Shares
                                                    ------        -
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@  DFA Short Term Investment Fund...............  425,790    4,926,385
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $740,293,633)..............................           $745,388,299
                                                             ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 26,997,959    --    $ 26,997,959
  Austria................................   --       1,925,129    --       1,925,129
  Canada.................................   --      56,957,843    --      56,957,843
  Denmark................................   --         714,580    --         714,580
  Finland................................   --       7,241,549    --       7,241,549
  France.................................   --      19,381,328    --      19,381,328
  Germany................................   --      14,338,264    --      14,338,264
  Italy..................................   --       2,091,070    --       2,091,070
  Japan..................................   --      14,244,425    --      14,244,425
  Netherlands............................   --      28,342,209    --      28,342,209
  Norway.................................   --       3,661,694    --       3,661,694
  Spain..................................   --       2,241,534    --       2,241,534
  Supranational Organization Obligations.   --      21,755,072    --      21,755,072
  Sweden.................................   --       8,030,982    --       8,030,982
  Switzerland............................   --       4,835,184    --       4,835,184
  United Kingdom.........................   --      22,957,548    --      22,957,548
  United States..........................   --     456,668,217    --     456,668,217
Agency Obligations.......................   --      27,637,201    --      27,637,201
U.S. Treasury Obligations................   --      20,440,126    --      20,440,126
Securities Lending Collateral............   --       4,926,385    --       4,926,385
Swap Agreements**........................   --     (14,207,509)   --     (14,207,509)
                                            --    ------------    --    ------------
TOTAL....................................   --    $731,180,790    --    $731,180,790
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (96.0%)
ALASKA -- (2.7%)
Borough of North Slope (GO) Series C
     3.000%, 06/30/18.............................. $  500 $  528,555
City of Anchorage (GO) Series B
     5.000%, 09/01/21..............................    900  1,079,685
     5.000%, 09/01/23..............................    600    736,320
                                                           ----------
TOTAL ALASKA.......................................         2,344,560
                                                           ----------

ARIZONA -- (5.6%)
City of Phoenix (GO)
     4.000%, 07/01/20..............................  1,500  1,686,945
City of Tempe (GO) Series C
     4.000%, 07/01/22..............................  1,400  1,598,828
Maricopa County High School District
 No. 210-Phoenix (GO)
     3.000%, 07/01/23..............................    650    697,665
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21..............................    805    864,932
                                                           ----------
TOTAL ARIZONA......................................         4,848,370
                                                           ----------

ARKANSAS -- (1.3%)
Arkansas State (GO)
     5.000%, 04/01/21..............................    900  1,074,006
                                                           ----------

COLORADO -- (0.4%)
Boulder County (RB)
     5.000%, 07/15/18..............................    100    111,939
City & County of Denver (GO) Series A
     5.000%, 08/01/17..............................    200    219,210
                                                           ----------
TOTAL COLORADO.....................................           331,149
                                                           ----------

CONNECTICUT -- (1.3%)
Connecticut State (GO) Series A
     5.000%, 10/15/19..............................    300    345,120
Connecticut State (GO) Series E
     4.000%, 08/15/17..............................    700    750,456
                                                           ----------
TOTAL CONNECTICUT..................................         1,095,576
                                                           ----------

DELAWARE -- (2.1%)
New County Castle (GO) Series B
     5.000%, 07/15/22..............................  1,450  1,763,939
                                                           ----------

DISTRICT OF COLUMBIA -- (2.6%)
District of Columbia (GO) Series A
     5.000%, 06/01/20..............................  1,900  2,224,615
                                                           ----------

FLORIDA -- (0.9%)
Florida State (GO) Series B
     5.000%, 06/01/23..............................    650    790,901
                                                           ----------

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
GEORGIA -- (0.9%)
Georgia State (GO) Series C
    5.000%, 10/01/21............................. $  650 $  784,472
                                                         ----------

HAWAII -- (0.9%)
Hawaii State (GO) Series DK
    5.000%, 05/01/17.............................    700    759,927
                                                         ----------

IOWA -- (1.2%)
City of Ankeny (GO) Series G
    5.000%, 06/01/19.............................    910  1,047,419
                                                         ----------

KANSAS -- (2.6%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21.............................    600    719,790
Johnson County (GO) Series B
    5.000%, 09/01/22.............................    755    917,718
Johnson County Unified School District No. 512
 Shawnee Mission (GO)
    5.000%, 10/01/17.............................    400    440,752
Kansas State Department of Transportation (RB)
 Series C
    5.000%, 09/01/19.............................    125    144,832
                                                         ----------
TOTAL KANSAS.....................................         2,223,092
                                                         ----------

LOUISIANA -- (2.7%)
Louisiana State (GO) Series C
    5.000%, 07/15/22.............................    250    300,945
    5.000%, 08/01/23.............................  1,100  1,334,586
Louisiana State (GO) Series D-2
    5.000%, 12/01/21.............................    600    716,856
                                                         ----------
TOTAL LOUISIANA..................................         2,352,387
                                                         ----------

MARYLAND -- (4.6%)
Baltimore County (GO)
    5.000%, 08/01/21.............................    500    600,215
City of Baltimore (GO) Series B
    5.000%, 10/15/22.............................    645    778,708
Maryland State (GO)
    5.000%, 03/01/19.............................  1,000  1,144,760
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................    650    735,488
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................    650    729,729
                                                         ----------
TOTAL MARYLAND...................................         3,988,900
                                                         ----------

MASSACHUSETTS -- (4.4%)
City of Boston (GO) Series A
    5.000%, 03/01/20.............................  1,200  1,408,704
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.............................    500    605,625

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20............................. $  650 $  765,271
Massachusetts Water Pollution Abatement Trust
 (The) (RB)
    5.000%, 08/01/20.............................    400    472,264
Town of Medfield (GO)
    3.000%, 09/15/19.............................    510    547,312
                                                         ----------
TOTAL MASSACHUSETTS..............................         3,799,176
                                                         ----------

MICHIGAN -- (0.9%)
Michigan State (GO)
    5.000%, 11/01/19.............................    700    810,593
                                                         ----------

MINNESOTA -- (5.4%)
City of Edina (GO) Series B
    3.000%, 02/01/19.............................  1,000  1,069,020
City of Rochester (GO) Series A
    5.000%, 02/01/18.............................    650    722,306
Minnesota State (GO) Series D
    5.000%, 08/01/18.............................    650    733,096
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................  1,000  1,031,280
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................    900  1,053,765
                                                         ----------
TOTAL MINNESOTA..................................         4,609,467
                                                         ----------

MISSISSIPPI -- (1.3%)
Madison County School District (GO)
    3.500%, 12/01/19.............................    350    381,952
Mississippi State (GO)
    5.000%, 11/01/20.............................    600    709,902
                                                         ----------
TOTAL MISSISSIPPI................................         1,091,854
                                                         ----------

NEVADA -- (4.8%)
City of Henderson NV (GO)
    5.000%, 06/01/21.............................    600    714,150
Nevada State (GO)
    5.000%, 03/01/22.............................  2,000  2,389,260
Washoe County School District (GO) Series F
    5.000%, 06/01/21.............................    900  1,061,541
                                                         ----------
TOTAL NEVADA.....................................         4,164,951
                                                         ----------

NEW HAMPSHIRE -- (0.5%)
City of Dover (GO) Series C
    5.000%, 07/01/20.............................    220    258,300
New Hampshire State (GO) Series B
    5.000%, 06/01/19.............................    165    190,129
                                                         ----------
TOTAL NEW HAMPSHIRE..............................           448,429
                                                         ----------

NEW YORK -- (0.9%)
City of New York (GO) Series J
    5.000%, 08/01/22.............................    650    776,919
                                                         ----------

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
NORTH CAROLINA -- (4.2%)
Forsyth County (GO)
    4.000%, 12/01/21............................. $1,500 $1,721,700
North Carolina State (GO) Series A
    5.000%, 03/01/17.............................    700    756,931
Wake County (GO)
    5.000%, 03/01/19.............................  1,000  1,145,160
                                                         ----------
TOTAL NORTH CAROLINA.............................         3,623,791
                                                         ----------

NORTH DAKOTA -- (0.7%)
North Dakota State University of Agriculture &
 Applied Science (RB)
    5.000%, 04/01/21.............................    545    641,618
                                                         ----------

OHIO -- (2.5%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18.............................    525    595,539
City of Columbus (GO) Series A
    5.000%, 02/15/20.............................    650    759,076
Ohio State (GO) Series B
    5.000%, 08/01/20.............................    650    765,271
                                                         ----------
TOTAL OHIO.......................................         2,119,886
                                                         ----------

OKLAHOMA -- (2.2%)
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
    2.000%, 01/01/19.............................  1,800  1,850,040
                                                         ----------

OREGON -- (1.1%)
Oregon State (GO) Series A
    5.000%, 05/01/21.............................    800    955,248
                                                         ----------

PENNSYLVANIA -- (2.2%)
Pennsylvania Economic Dev. Financing Authority
 (RB) Series A
    5.000%, 01/01/18.............................    650    719,407
    5.000%, 07/01/19.............................  1,000  1,152,260
                                                         ----------
TOTAL PENNSYLVANIA...............................         1,871,667
                                                         ----------

RHODE ISLAND -- (0.8%)
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................    600    719,832
                                                         ----------

SOUTH CAROLINA -- (2.0%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
    4.000%, 03/01/22.............................    640    727,360
Charleston County School District Dev. Corp.
 (GO) Series A (SCSDE)
    5.000%, 02/01/21.............................    800    948,080
                                                         ----------
TOTAL SOUTH CAROLINA.............................         1,675,440
                                                         ----------

TENNESSEE -- (5.0%)
City of Kingsport (GO) Series A
    5.000%, 09/01/21.............................    510    611,143

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TENNESSEE -- (Continued)
Shelby County (GO) Series A
    5.000%, 04/01/20............................. $1,500 $1,754,355
Sullivan County (GO) Series A
    5.000%, 04/01/21.............................  1,000  1,188,370
Sumner County (GO)
    5.000%, 06/01/21.............................    650    776,562
                                                         ----------
TOTAL TENNESSEE..................................         4,330,430
                                                         ----------

TEXAS -- (9.0%)
City of Dallas (GO)
    5.000%, 02/15/19.............................  1,600  1,830,256
City of Garland (GO) Series A
    5.000%, 02/15/24.............................    400    486,452
City of Houston (GO) Series A
    5.000%, 03/01/18.............................    300    333,306
City of Sugar Land (GO)
    5.000%, 02/15/21.............................  1,050  1,243,694
Humble Independent School District (GO) Series A
 (PSF-GTD)
    2.000%, 02/15/19.............................    660    678,698
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/17.............................    100    107,694
Texas State (GO)
    5.000%, 04/01/19.............................  1,150  1,315,289
Texas Transportation Commission State Highway
 Fund (RB) Series A
    4.750%, 04/01/17.............................  1,000  1,078,910
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19.............................    100    115,436
Ysleta Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 08/15/20.............................    460    542,929
                                                         ----------
TOTAL TEXAS......................................         7,732,664
                                                         ----------

UTAH -- (3.0%)
Tooele County School District (GO) Series B (SCH
 BD GTY)
    5.000%, 06/01/22.............................    650    784,179
Utah State (GO) Series C
    5.000%, 07/01/19.............................    900  1,039,797
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21.............................    650    778,999
                                                         ----------
TOTAL UTAH.......................................         2,602,975
                                                         ----------

VERMONT -- (1.8%)
Vermont State (GO) Series C
    4.000%, 08/15/23.............................  1,300  1,504,932
                                                         ----------

VIRGINIA -- (5.2%)
City of Manassas (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/01/21.............................  1,040  1,245,806
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................    900  1,069,443

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
VIRGINIA -- (Continued)
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17............................. $      650 $   699,374
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18.............................        400     453,292
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23.............................        600     730,488
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................        200     236,404
                                                             -----------
TOTAL VIRGINIA...................................              4,434,807
                                                             -----------

WASHINGTON -- (3.9%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.............................        175     204,041
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................        190     219,797
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................        510     577,218
King County (GO) Series A
    5.000%, 07/01/20.............................        700     823,382
Washington State (GO) Series A
    5.000%, 08/01/21.............................        500     596,940
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................        150     170,174
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................        650     730,125
                                                             -----------
TOTAL WASHINGTON.................................              3,321,677
                                                             -----------

WISCONSIN -- (4.4%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................        100     113,694
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.............................        650     687,810
Oregon School District (GO)
    3.000%, 03/01/21.............................      1,900   2,037,427
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................        800     944,688
                                                             -----------
TOTAL WISCONSIN..................................              3,783,619
                                                             -----------
TOTAL MUNICIPAL BONDS............................             82,499,328
                                                             -----------

                                                    Shares
                                                    ------       -
TEMPORARY CASH INVESTMENTS -- (4.0%)
    JPMorgan Tax Free Money Market Fund..........  3,457,726   3,457,726
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $86,243,635).............................             $85,957,054
                                                             ===========

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                -------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- -----------  ------- -----------
    Municipal Bonds............         -- $82,499,328    --    $82,499,328
    Temporary Cash Investments. $3,457,726          --    --      3,457,726
    Swap Agreements**..........         --    (514,369)   --       (514,369)
                                ---------- -----------    --    -----------
    TOTAL...................... $3,457,726 $81,984,959    --    $85,442,685
                                ========== ===========    ==    ===========

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (96.9%)
ALABAMA -- (1.8%)
Baldwin County (GO)
    4.000%, 05/01/20.............................   $610 $  682,102
                                                         ----------

ALASKA -- (1.9%)
Alaska State (GO) Series B
    3.000%, 08/01/16.............................    700    723,177
                                                         ----------

ARIZONA -- (3.1%)
City of Chandler (GO)
    3.000%, 07/01/20.............................    550    590,777
Maricopa County School District No. 3 Tempe
 Elementary (GO)
    3.000%, 07/01/21.............................    550    584,320
                                                         ----------
TOTAL ARIZONA....................................         1,175,097
                                                         ----------

COLORADO -- (3.5%)
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    5.000%, 12/01/24.............................    550    679,057
Pueblo City Schools (GO) (ST AID WITHHLDG)
    5.000%, 12/15/20.............................    550    649,319
                                                         ----------
TOTAL COLORADO...................................         1,328,376
                                                         ----------

CONNECTICUT -- (3.4%)
Connecticut State (GO) Series E
    4.000%, 09/15/20.............................    550    614,845
Hartford County Metropolitan District (GO)
    5.000%, 03/01/19.............................    600    683,952
                                                         ----------
TOTAL CONNECTICUT................................         1,298,797
                                                         ----------

DELAWARE -- (1.3%)
Kent County (GO)
    4.000%, 09/01/24.............................    415    476,885
                                                         ----------

FLORIDA -- (3.4%)
City of Port State Lucie (GO)
    5.000%, 07/01/20.............................    420    492,206
Florida State (GO) Series A
    5.000%, 06/01/19.............................    100    114,628
Palm County Beach (RB)
    5.000%, 11/01/23.............................    550    670,555
                                                         ----------
TOTAL FLORIDA....................................         1,277,389
                                                         ----------

GEORGIA -- (1.5%)
Georgia State (GO) Series A
    5.000%, 07/01/19.............................    500    577,005
                                                         ----------

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
HAWAII -- (3.6%)
City & County of Honolulu (GO) Series B
     5.000%, 11/01/17..............................   $550 $  606,666
Hawaii State (GO) Series DK
     5.000%, 05/01/16..............................    370    387,346
Hawaii State (GO) Series DQ
     5.000%, 06/01/19..............................    300    344,655
                                                           ----------
TOTAL HAWAII.......................................         1,338,667
                                                           ----------

KANSAS -- (1.8%)
City of Wichita (GO) Series 811
     5.000%, 06/01/22..............................    550    665,968
                                                           ----------

LOUISIANA -- (1.6%)
Louisiana State (GO) Series C
     5.000%, 08/01/23..............................    500    606,630
                                                           ----------

MARYLAND -- (5.2%)
Carroll County (GO)
     5.000%, 11/01/21..............................    550    661,810
Harford County (GO) Series A
     5.000%, 09/15/20..............................    570    674,646
Maryland State (GO) Series B
     4.000%, 08/01/23..............................    550    630,014
                                                           ----------
TOTAL MARYLAND.....................................         1,966,470
                                                           ----------

MASSACHUSETTS -- (3.3%)
City of Lowell (GO) (ST AID WITHHLDG)
     4.000%, 09/01/23..............................    250    283,030
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................    285    322,996
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................    400    501,924
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................    100    117,734
                                                           ----------
TOTAL MASSACHUSETTS................................         1,225,684
                                                           ----------

MINNESOTA -- (1.8%)
Minnesota State (GO)
     5.000%, 10/01/19..............................    600    695,586
                                                           ----------

MISSISSIPPI -- (1.6%)
Mississippi State (GO) Series C
     5.000%, 10/01/20..............................    500    590,815
                                                           ----------

NEBRASKA -- (1.3%)
Southern Public Power District (RB)
     5.000%, 12/15/21..............................    400    478,888
                                                           ----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
NEVADA -- (4.1%)
Nevada State (GO)
    5.000%, 03/01/22.............................   $250 $  298,657
Nevada State (GO) Series C
    5.000%, 11/01/24.............................    450    550,899
Nevada State (RB)
    5.000%, 12/01/17.............................    100    110,617
Washoe County School District (GO) Series A
    3.000%, 06/01/19.............................    550    584,485
                                                         ----------
TOTAL NEVADA.....................................         1,544,658
                                                         ----------

NEW HAMPSHIRE -- (2.5%)
City of Dover (GO)
    3.000%, 06/15/20.............................    610    655,475
New Hampshire State (GO) Series B
    5.000%, 06/01/19.............................    250    288,075
                                                         ----------
TOTAL NEW HAMPSHIRE..............................           943,550
                                                         ----------

NEW YORK -- (0.3%)
City of New York (GO) Series B
    5.000%, 08/01/19.............................    100    114,719
                                                         ----------

NORTH CAROLINA -- (0.5%)
Wake County (GO)
    5.000%, 03/01/19.............................    160    183,226
                                                         ----------

NORTH DAKOTA -- (1.6%)
North Dakota State University of Agriculture &
 Applied Science (RB)
    5.000%, 04/01/21.............................    500    588,640
                                                         ----------

OHIO -- (3.1%)
City of Columbus (GO)
    5.000%, 02/15/23.............................    475    576,393
Hamilton County Sewer System Revenue (RB)
 Series A
    5.000%, 12/01/21.............................    500    599,090
                                                         ----------
TOTAL OHIO.......................................         1,175,483
                                                         ----------

OREGON -- (1.3%)
Oregon State (GO)
    5.000%, 08/01/21.............................    410    491,369
                                                         ----------

PENNSYLVANIA -- (3.1%)
Berks County (GO)
    5.000%, 11/15/22.............................    445    538,210
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/21.............................    550    647,196
                                                         ----------
TOTAL PENNSYLVANIA...............................         1,185,406
                                                         ----------

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
RHODE ISLAND -- (0.9%)
Rhode Island State & Providence Plantations (GO)
    5.000%, 08/01/19.............................   $300 $  345,093
                                                         ----------

SOUTH CAROLINA -- (5.0%)
Anderson County School District No. 4 (GO)
 Series A (SCSDE)
    5.000%, 03/01/21.............................    500    593,220
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.............................    500    593,855
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/20.............................    600    698,394
                                                         ----------
TOTAL SOUTH CAROLINA.............................         1,885,469
                                                         ----------

TENNESSEE -- (3.5%)
Sullivan County (GO) Series A
    5.000%, 04/01/21.............................    450    534,766
Sumner County (GO)
    5.000%, 12/01/22.............................    640    780,813
                                                         ----------
TOTAL TENNESSEE..................................         1,315,579
                                                         ----------

TEXAS -- (10.1%)
Bexar County (GO)
    5.000%, 06/15/20.............................    500    586,590
City of Dallas (GO) Series A
    5.000%, 02/15/21.............................    500    592,540
City of Fort Worth Water & Sewer System (RB)
    5.000%, 02/15/19.............................    180    204,899
City of Garland (GO) Series A
    5.000%, 02/15/24.............................    200    243,226
Galveston County (GO) (NATL-RE)
    4.000%, 02/01/17.............................    550    582,791
Katy Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 02/15/21.............................    400    474,276
Texas State (GO)
    5.000%, 04/01/19.............................    250    285,933
Texas Transportation Commission State Highway
 Fund (RB) Series A
    4.750%, 04/01/17.............................    200    215,782
Travis County (GO) Series A
    3.000%, 03/01/17.............................    600    626,502
                                                         ----------
TOTAL TEXAS......................................         3,812,539
                                                         ----------

UTAH -- (6.3%)
Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21.............................    550    656,590

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
UTAH -- (Continued)
Central Utah Water Conservancy District (RB)
 Series A
    5.000%, 10/01/20.............................   $450 $  529,429
Snyderville Basin Special Recreation District
 (GO) Series B
    4.000%, 12/15/20.............................    540    609,898
Utah State (GO) Series C
    5.000%, 07/01/19.............................    500    577,665
                                                         ----------
TOTAL UTAH.......................................         2,373,582
                                                         ----------

VIRGINIA -- (1.7%)
Loudoun County (GO) Series B (ST AID WITHHLDG)
    5.000%, 12/01/20.............................    550    653,499
                                                         ----------

WASHINGTON -- (9.2%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.............................    755    880,292
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................    350    430,168
King County Sewer Revenue (RB)
    5.000%, 01/01/18.............................    550    608,267
Spokane County (GO)
    5.000%, 12/01/20.............................    450    529,411
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................    350    417,687

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
WASHINGTON -- (Continued)
Washington State (GO) Series R-2012C
    4.000%, 07/01/21............................. $      100 $   113,449
Washington State (GO) Series R-2013A
    5.000%, 07/01/20.............................        400     469,200
                                                             -----------
TOTAL WASHINGTON.................................              3,448,474
                                                             -----------
WEST VIRGINIA -- (1.5%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
    4.000%, 05/01/20.............................        500     556,555
                                                             -----------

WISCONSIN -- (2.1%)
Oak Creek Franklin Joint School District (GO)
 Series B
    3.000%, 04/01/20.............................        630     674,220
State of Wisconsin (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................        100     114,463
                                                             -----------
TOTAL WISCONSIN..................................                788,683
                                                             -----------
TOTAL MUNICIPAL BONDS............................             36,514,060
                                                             -----------

                                                    Shares
                                                    ------       -
TEMPORARY CASH INVESTMENTS -- (3.1%)
    JPMorgan Tax Free Money Market Fund..........  1,167,467   1,167,467
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $37,691,939).............................             $37,681,527
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                            ------------------------------------------
                             Level 1     Level 2   Level 3    Total
                            ---------- ----------- ------- -----------
Municipal Bonds............         -- $36,514,060   --    $36,514,060
Temporary Cash Investments. $1,167,467          --   --      1,167,467
                            ---------- -----------   --    -----------
TOTAL...................... $1,167,467 $36,514,060   --    $37,681,527
                            ========== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (99.3%)
ALABAMA -- (0.4%)
Alabama State (GO) Series A
    5.000%, 08/01/19............................. $4,500 $ 5,208,615
City of Birmingham (GO) Series A (NATL-RE)
    5.000%, 04/01/16.............................  2,800   2,921,016
                                                         -----------
TOTAL ALABAMA....................................          8,129,631
                                                         -----------

ARIZONA -- (1.2%)
Arizona State Transportation Board (RB)
    5.000%, 07/01/17.............................  2,105   2,298,765
    5.000%, 07/01/18.............................  5,050   5,685,946
City of Phoenix (GO)
    4.000%, 07/01/20.............................  1,085   1,220,224
City of Phoenix (GO) Series A
    5.000%, 07/01/15.............................  1,250   1,259,925
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................  2,210   2,408,215
    3.000%, 07/01/20.............................  6,505   7,014,146
Pima County (GO)
    3.000%, 07/01/16.............................  1,625   1,673,848
Salt River Project Agricultural Improvement &
 Power District (RB) Series B
    4.000%, 01/01/16.............................  5,000   5,125,400
                                                         -----------
TOTAL ARIZONA....................................         26,686,469
                                                         -----------

ARKANSAS -- (0.7%)
Arkansas State (GO)
    5.000%, 04/01/18.............................  6,890   7,696,199
    5.000%, 04/01/19.............................  7,240   8,298,488
                                                         -----------
TOTAL ARKANSAS...................................         15,994,687
                                                         -----------

COLORADO -- (0.9%)
City & County of Denver (GO) Series A
    5.000%, 08/01/17.............................  3,110   3,408,716
    5.000%, 08/01/18.............................  7,745   8,724,510
    5.000%, 08/01/20.............................  4,920   5,819,770
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    4.000%, 12/01/18.............................  1,185   1,298,499
                                                         -----------
TOTAL COLORADO...................................         19,251,495
                                                         -----------

CONNECTICUT -- (3.1%)
City of Middletown (GO)
    5.000%, 04/01/21.............................  1,905   2,267,388
Connecticut State (GO) Series A
    5.000%, 10/15/19.............................  6,125   7,046,200

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CONNECTICUT -- (Continued)
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18............................. $17,310 $19,418,185
Connecticut State (GO) Series C
    5.000%, 12/01/15.............................   4,000   4,110,920
    5.000%, 06/01/18.............................   9,980  11,120,415
Connecticut State (GO) Series F
    4.000%, 11/15/17.............................   6,065   6,536,978
Connecticut State Special Tax Revenue (RB)
    5.000%, 01/01/19.............................  11,000  12,427,140
Hartford County Metropolitan District (GO)
 Series A
    4.000%, 07/15/15.............................   3,900   3,929,679
                                                          -----------
TOTAL CONNECTICUT................................          66,856,905
                                                          -----------

DELAWARE -- (1.5%)
Delaware State (GO)
    5.000%, 07/01/19.............................   5,000   5,774,450
Delaware State (GO) Series 2009C
    5.000%, 10/01/17.............................   1,535   1,691,386
Delaware State (GO) Series A
    4.000%, 08/01/17.............................   5,100   5,476,737
    5.000%, 08/01/19.............................   5,745   6,649,665
Delaware State (GO) Series C
    5.000%, 03/01/18.............................   5,265   5,869,843
Delaware Transportation Authority (RB) Series A
    5.000%, 07/01/15.............................   3,480   3,507,562
    5.000%, 07/01/15.............................   4,270   4,303,818
                                                          -----------
TOTAL DELAWARE...................................          33,273,461
                                                          -----------

FLORIDA -- (3.1%)
Florida State (GO) Series A
    5.000%, 06/01/17.............................     555     604,007
    5.000%, 06/01/18.............................   4,000   4,481,560
    5.000%, 06/01/19.............................  10,100  11,577,428
    5.000%, 06/01/20.............................   2,850   3,338,433
Florida State (GO) Series B
    5.000%, 06/01/17.............................   9,700  10,556,510
Florida State Board of Education (GO) Series A
    5.000%, 06/01/19.............................  19,310  22,134,667
Florida State Board of Education (GO) Series B
    5.000%, 06/01/16.............................   2,500   2,624,850
Florida State Board of Education (GO) Series C
    5.000%, 06/01/15.............................   6,440   6,466,146
Florida's Turnpike Enterprise (RB) Series B
    5.000%, 07/01/16.............................   5,180   5,456,249
                                                          -----------
TOTAL FLORIDA....................................          67,239,850
                                                          -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
GEORGIA -- (4.0%)
Athens-Clarke County Unified Government Water &
 Sewerage Revenue (RB)
    5.000%, 01/01/17............................. $ 1,100 $ 1,181,884
City of Albany (GO)
    3.000%, 06/01/17.............................   2,220   2,311,753
De Kalb County School District (GO) (ST AID
 WITHHLDG)
    4.000%, 11/01/17.............................   8,575   9,214,609
Georgia State (GO) Series A
    5.000%, 07/01/19.............................   7,350   8,481,973
Georgia State (GO) Series A-1
    5.000%, 02/01/20.............................   4,210   4,927,805
Georgia State (GO) Series D
    5.000%, 07/01/17.............................  10,000  10,936,300
    5.000%, 02/01/19.............................   7,970   9,102,218
Georgia State (GO) Series E-1
    4.500%, 07/01/19.............................   6,890   7,811,882
Georgia State (GO) Series I
    5.000%, 07/01/19.............................  20,475  23,628,355
Georgia State Road & Tollway Authority (RB)
 Series A
    5.000%, 06/01/16.............................     255     267,368
    5.000%, 06/01/17.............................   1,000   1,085,490
Georgia State Road & Tollway Authority (RB)
 Series B (ST GTD)
    5.000%, 10/01/17.............................   8,510   9,379,211
                                                          -----------
TOTAL GEORGIA....................................          88,328,848
                                                          -----------

HAWAII -- (2.9%)
City & County of Honolulu (GO) Series B
    5.000%, 11/01/19.............................   8,000   9,267,680
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17.............................   1,175   1,288,634
City & County of Honolulu (GO) Series B (FSA)
 (AGM)
    5.250%, 07/01/15.............................   4,220   4,255,195
Hawaii State (GO) Series DG (AMBAC)
    5.000%, 07/01/15.............................  15,945  16,073,198
Hawaii State (GO) Series DK
    5.000%, 05/01/16.............................   7,420   7,767,850
Hawaii State (GO) Series DR
    5.000%, 06/01/19.............................   9,725  11,172,566
Hawaii State (GO) Series EE
    5.000%, 11/01/18.............................  11,495  13,016,823
                                                          -----------
TOTAL HAWAII.....................................          62,841,946
                                                          -----------

ILLINOIS -- (0.6%)
Central Lake County Joint Action Water Agency
 (RB)
    4.000%, 05/01/18.............................   6,195   6,735,204
City of Peoria (GO) Series D
    4.000%, 01/01/17.............................   1,620   1,705,082

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
ILLINOIS -- (Continued)
Du Page Cook & Will Counties Community College
 District No. 502 (GO)
    5.000%, 06/01/16............................. $ 5,000 $ 5,248,050
                                                          -----------
TOTAL ILLINOIS...................................          13,688,336
                                                          -----------

IOWA -- (0.2%)
State of Iowa (RB) Series A
    5.000%, 06/01/18.............................   4,185   4,667,279
                                                          -----------

KANSAS -- (0.4%)
Kansas State Department of Transportation (RB)
 Series A
    5.000%, 09/01/16.............................   2,000   2,120,920
Kansas State Department of Transportation (RB)
 Series C
    5.000%, 09/01/19.............................   4,975   5,764,334
                                                          -----------
TOTAL KANSAS.....................................           7,885,254
                                                          -----------

KENTUCKY -- (0.5%)
Kentucky State Asset Liability Commission (RB)
 Series A (AMBAC)
    5.000%, 10/01/16.............................     500     531,840
Louisville & Jefferson County Metropolitan Sewer
 District (RB) Series B
    5.000%, 05/15/15.............................   9,415   9,432,135
                                                          -----------
TOTAL KENTUCKY...................................           9,963,975
                                                          -----------

LOUISIANA -- (0.2%)
Louisiana State (GO) Series A
    5.000%, 02/01/18.............................   4,000   4,439,200
Saint Tammany Parish Wide School District No.12
 (GO) (ASSURED GTY)
    5.000%, 03/01/16.............................     930     966,103
                                                          -----------
TOTAL LOUISIANA..................................           5,405,303
                                                          -----------

MARYLAND -- (6.0%)
Baltimore County (GO) Series B
    5.000%, 08/01/17.............................   6,550   7,182,206
Charles County (GO)
    5.000%, 03/01/19.............................   2,450   2,801,697
Maryland State (GO)
    5.000%, 03/01/19.............................   6,300   7,211,988
    5.000%, 08/01/19.............................   2,000   2,313,140
Maryland State (GO) Series A
    5.000%, 03/01/16.............................   3,900   4,054,050
    5.000%, 08/01/19.............................  20,000  23,131,400
Maryland State (GO) Series B
    5.000%, 08/01/19.............................  11,500  13,300,555
Maryland State (GO) Series C
    5.000%, 03/01/16.............................   1,000   1,039,500
    5.000%, 11/01/18.............................   9,305  10,560,896

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
MARYLAND -- (Continued)
Prince George's County (GO) Series B
    5.000%, 09/15/18............................. $16,190 $ 18,319,309
    4.000%, 03/01/19.............................   9,575   10,600,004
    4.000%, 03/01/20.............................   9,780   10,985,874
Prince George's County (GO) Series C
    5.000%, 08/01/18.............................  10,075   11,362,988
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................   2,350    2,638,251
Washington Suburban Sanitary Commission (GO)
 Series A
    4.000%, 06/01/18.............................   5,000    5,462,250
                                                          ------------
TOTAL MARYLAND...................................          130,964,108
                                                          ------------

MASSACHUSETTS -- (4.9%)
City of Boston (GO) Series A
    5.000%, 03/01/18.............................   3,960    4,416,113
Commonwealth of Massachusetts (GO) Series A
    5.000%, 04/01/17.............................   5,000    5,422,150
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18.............................   3,750    4,221,712
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.............................   8,500   10,007,390
Commonwealth of Massachusetts (GO) Series C (GO
 OF CMNWLTH)
    5.500%, 11/01/15.............................   7,200    7,388,568
Commonwealth of Massachusetts (GO) Series D
 (AMBAC)
    5.500%, 10/01/19.............................   4,220    4,974,494
Commonwealth of Massachusetts (GO) Series E
    5.000%, 12/01/17.............................  15,000   16,600,650
Massachusetts Bay Transportation Authority (RB)
 Series A
    5.250%, 07/01/19.............................   3,115    3,626,234
Massachusetts Bay Transportation Authority (RB)
 Series B
    5.250%, 07/01/16.............................  10,000   10,569,300
Massachusetts Water Pollution Abatement Trust
 (The) (RB)
    2.000%, 08/01/16.............................  13,000   13,268,190
    5.000%, 08/01/20.............................   5,830    6,883,248
Massachusetts Water Resources Authority (RB)
 Series J (AGM GO OF AUTH)
    5.250%, 08/01/18.............................  18,000   20,425,680
                                                          ------------
TOTAL MASSACHUSETTS..............................          107,803,729
                                                          ------------

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
MICHIGAN -- (1.6%)
Chippewa Valley Schools (GO) (Q-SBLF)
    5.000%, 05/01/17............................. $ 1,000 $ 1,081,470
Michigan Finance Authority (RB) Series A
    5.000%, 07/01/16.............................   2,590   2,729,990
    5.000%, 07/01/18.............................  15,150  17,032,690
Michigan State (GO)
    5.000%, 11/01/19.............................  13,000  15,053,870
                                                          -----------
TOTAL MICHIGAN...................................          35,898,020
                                                          -----------

MINNESOTA -- (4.4%)
City of Minneapolis (GO)
    3.000%, 12/01/15.............................   8,700   8,842,245
    1.000%, 12/01/16.............................  10,200  10,279,764
    2.000%, 12/01/18.............................   5,085   5,250,313
City of Minneapolis (GO) Series B
    4.000%, 12/01/15.............................   8,830   9,024,878
City of Rochester (GO) Series A
    5.000%, 02/01/18.............................   2,590   2,878,112
Lakeville Independent School District No. 194
 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/19.............................   4,425   5,041,402
Minnesota State (GO) Series A
    5.000%, 08/01/17.............................  13,665  14,980,803
Minnesota State (GO) Series B
    5.000%, 08/01/19.............................   4,000   4,619,120
    4.000%, 08/01/20.............................   8,800   9,932,736
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................     725     747,678
Minnesota State (GO) Series F
    5.000%, 10/01/17.............................  12,000  13,225,680
Minnesota State (GO) Series H
    5.000%, 11/01/15.............................   5,000   5,118,700
University of Minnesota (RB) Series A (GO OF
 UNIV)
    5.000%, 12/01/17.............................   6,040   6,682,898
                                                          -----------
TOTAL MINNESOTA..................................          96,624,329
                                                          -----------

MISSOURI -- (0.6%)
Missouri State (GO) Series A
    4.000%, 10/01/17.............................  11,850  12,769,323
                                                          -----------

NEBRASKA -- (0.3%)
University of Nebraska Facilities Corp. (RB)
    5.000%, 07/15/16.............................   5,220   5,505,795
                                                          -----------

NEVADA -- (1.9%)
Clark County (GO)
    5.000%, 11/01/16.............................   7,425   7,918,837
Clark County School District (GO) Series B
 (AMBAC)
    4.500%, 06/15/17.............................   5,770   6,204,654

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
NEVADA -- (Continued)
Clark County School District (GO) Series C
            5.000%, 06/15/16............................. $ 1,000 $ 1,050,830
Nevada State (RB)
(currency)  4.250%, 12/01/17 (Pre-refunded
            @ $100, 12/1/15).............................  15,245  15,599,751
Truckee Meadows Water Authority (RB)
            5.000%, 07/01/15.............................   8,900   8,970,488
Washoe County School District (GO) Series A
            3.000%, 06/01/19.............................   1,125   1,195,538
                                                                  -----------
TOTAL NEVADA.............................................          40,940,098
                                                                  -----------

NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
            3.000%, 06/15/16.............................   1,850   1,905,149
            3.000%, 06/15/17.............................   1,000   1,047,900
City of Nashua (GO)
            5.000%, 03/15/17.............................   1,400   1,516,004
                                                                  -----------
TOTAL NEW HAMPSHIRE......................................           4,469,053
                                                                  -----------

NEW JERSEY -- (0.6%)
East Windsor Regional School District (GO) (SCH BD RES
 FD)
            3.000%, 03/01/16.............................     625     639,000
Livingston Township (GO)
            3.000%, 01/15/16.............................   1,335   1,358,856
            3.000%, 01/15/17.............................   1,810   1,879,052
New Jersey State (GO)
            5.000%, 06/01/18.............................   5,990   6,622,843
New Jersey State (GO) Series H
            5.250%, 07/01/15.............................   3,500   3,528,105
                                                                  -----------
TOTAL NEW JERSEY.........................................          14,027,856
                                                                  -----------

NEW MEXICO -- (0.8%)
City of Albuquerque (GO) Series A
            5.000%, 07/01/18.............................   4,775   5,349,337
New Mexico State (GO)
            5.000%, 03/01/17.............................   4,745   5,126,403
New Mexico State Severance Tax Permanent Fund (RB)
 Series A
            5.000%, 07/01/19.............................   6,500   7,464,015
                                                                  -----------
TOTAL NEW MEXICO.........................................          17,939,755
                                                                  -----------

NEW YORK -- (7.4%)
City of New York (GO) Series 1
            5.000%, 08/01/17.............................     875     955,964
City of New York (GO) Series B
            5.000%, 08/01/15.............................  10,000  10,116,500
City of New York (GO) Series C
            5.000%, 08/01/15.............................   2,630   2,660,639

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
NEW YORK -- (Continued)
City of New York (GO) Series G
    5.000%, 08/01/18............................. $ 8,000 $  8,968,160
    5.000%, 08/01/19.............................  15,310   17,563,479
City of New York (GO) Series H-2
    3.000%, 06/01/16.............................   4,000    4,117,280
City of New York (GO) Series H-A
    5.000%, 03/01/19.............................  10,105   11,482,413
City of New York (GO) Series I
    4.000%, 08/01/15.............................   4,130    4,168,244
Long Beach City School District (GO) (ST AID
 WITHHLDG)
    3.000%, 05/01/16.............................   3,740    3,839,260
New York State Dormitory Authority (RB) Series A
    5.000%, 03/15/16.............................  20,000   20,827,200
    5.000%, 02/15/18.............................  11,440   12,723,682
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.............................     700      797,783
New York State Urban Development Corp. (RB)
    5.000%, 12/15/17.............................   5,765    6,383,066
New York State Urban Development Corp. (RB)
 Series A
    5.000%, 03/15/17.............................   2,195    2,371,763
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18.............................     250      284,043
Suffolk County (GO) Series A
    4.000%, 04/01/16.............................   1,035    1,068,161
    3.000%, 05/15/16.............................   3,325    3,410,785
Suffolk County (GO) Series B
    3.000%, 10/15/15.............................   4,290    4,340,064
    3.000%, 10/15/16.............................   2,000    2,068,040
Suffolk County (GO) Series B (AGM)
    5.250%, 05/01/16.............................   3,315    3,472,496
Suffolk County (GO) Series C
    4.000%, 10/15/15.............................   5,890    5,984,829
Town of Brookhaven (GO) Series A
    3.000%, 02/01/19.............................   5,080    5,399,837
Town of Hempstead (GO) Series B
    5.000%, 02/01/17.............................   5,165    5,565,907
    5.000%, 02/01/18.............................   9,915   11,006,542
Triborough Bridge & Tunnel Authority (RB) Series
 B
    4.000%, 11/15/18.............................  11,860   13,033,903
                                                          ------------
TOTAL NEW YORK...................................          162,610,040
                                                          ------------

NORTH CAROLINA -- (4.1%)
City of Charlotte (GO) Series B
    5.000%, 06/01/16.............................   2,335    2,453,431

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
NORTH CAROLINA -- (Continued)
County of Onslow NC (GO)
    4.000%, 12/01/17............................. $   525 $   568,386
Mecklenburg County (GO) Series B
    2.000%, 03/01/16.............................   5,000   5,074,300
North Carolina State (GO) Series A
    5.000%, 03/01/17.............................  14,595  15,782,011
    5.000%, 03/01/19.............................   5,000   5,727,850
North Carolina State (GO) Series B
    5.000%, 04/01/16.............................   7,350   7,668,990
    5.000%, 06/01/18.............................  29,730  33,396,006
Sanford Enterprise (RB) Series A
    5.000%, 06/01/15.............................   2,540   2,550,033
Wake County (GO)
    5.000%, 03/01/19.............................   7,225   8,273,781
Wake County (GO) Series A
    5.000%, 05/01/17.............................   2,675   2,912,380
Wake County (GO) Series B
    5.000%, 05/01/18.............................   4,625   5,182,960
                                                          -----------
TOTAL NORTH CAROLINA.............................          89,590,128
                                                          -----------

OHIO -- (4.1%)
City of Columbus (GO) Series 1
    5.000%, 07/01/20.............................  10,000  11,768,000
City of Columbus (GO) Series A
    5.000%, 02/15/17.............................   8,550   9,215,788
    5.000%, 02/15/19.............................  10,000  11,399,200
Greater Cleveland Regional Transit Authority
 (GO) Series B
    5.000%, 12/01/16.............................   2,725   2,914,551
Mason City School District (GO) (ETM) (NATL-RE
 FGIC)
    5.000%, 12/01/15.............................     470     483,090
Mason City School District (GO) (NATL-RE FGIC)
    5.000%, 12/01/15.............................   1,530   1,572,060
Ohio State (GO)
    5.000%, 11/01/15.............................   2,425   2,482,569
    5.000%, 09/01/19.............................   4,215   4,868,325
Ohio State (GO) Series A
    3.000%, 05/01/20.............................   5,000   5,376,700
    5.000%, 05/01/20.............................   7,000   8,199,170
Ohio State (GO) Series B
    5.000%, 08/01/19.............................   7,270   8,382,237
    5.000%, 08/01/20.............................  10,000  11,773,400
Ohio State (GO) Series C
    5.000%, 08/01/15.............................   4,000   4,046,600
    5.000%, 08/01/17.............................   2,475   2,708,071
Ohio State University (The) (RB) Series A
    4.000%, 12/01/15.............................     945     965,856
Ohio State University (The) (RB) Series A (ETM)
    4.000%, 12/01/15.............................      55      56,217

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
OHIO -- (Continued)
Ohio State Water Development Authority (RB)
 Series A
    5.000%, 06/01/16............................. $ 3,080 $ 3,232,799
                                                          -----------
TOTAL OHIO.......................................          89,444,633
                                                          -----------

OKLAHOMA -- (1.2%)
Cleveland County Independent School District
 No. 29 (GO)
    1.500%, 03/01/16.............................   4,415   4,455,176
    1.500%, 03/01/17.............................   1,465   1,485,906
Payne County Independent School District No. 16
 Stillwater (GO)
    1.500%, 06/01/17.............................   3,355   3,401,098
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
    2.000%, 08/01/17.............................   5,800   5,964,546
Tulsa County Independent School District No. 1
 Tulsa (GO) Series C
    1.500%, 07/01/18.............................   6,970   7,064,931
Tulsa County Independent School District No. 3
 (GO)
    2.000%, 04/01/16.............................   4,300   4,369,187
                                                          -----------
TOTAL OKLAHOMA...................................          26,740,844
                                                          -----------

OREGON -- (0.9%)
City of Portland (GO) Series A
    4.000%, 06/01/15.............................   2,000   2,006,380
Jackson County School District No. 5 (GO)
 (NATL-RE FGIC SCH BD GTY)
    5.000%, 06/15/15.............................   1,965   1,976,417
Multnomah County (GO)
    5.000%, 08/01/19.............................   4,580   5,280,694
Oregon State (GO) Series I
    5.000%, 05/01/17.............................   7,565   8,218,918
Washington County School District No. 15 Forest
 Grove (GO) (AGM SCH BD GTY)
    5.250%, 06/15/15.............................   1,555   1,564,268
                                                          -----------
TOTAL OREGON.....................................          19,046,677
                                                          -----------

PENNSYLVANIA -- (5.1%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18.............................   3,755   4,200,456
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/17.............................  10,000  10,830,400
    5.000%, 11/15/18.............................  10,645  12,018,418
    5.000%, 07/01/19.............................   7,655   8,733,666
    5.000%, 04/01/20.............................   8,500   9,819,030

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series 2
    5.000%, 10/15/19............................. $ 2,250 $  2,584,215
Commonwealth of Pennsylvania (GO) Series A
    5.000%, 02/15/16.............................   7,420    7,697,211
    5.000%, 05/01/16.............................   2,025    2,119,932
    5.000%, 02/15/19.............................   5,010    5,669,316
Conestoga Valley School District (GO) (ST AID
 WITHHLDG)
    4.000%, 01/15/17.............................   2,680    2,831,018
Council Rock School District (GO) Series C (ST
 AID WITHHLDG)
    5.000%, 11/15/17.............................   5,285    5,833,742
Pennsylvania Economic Dev. Financing Authority
 (RB) Series A
    5.000%, 07/01/17.............................  19,555   21,372,637
    5.000%, 07/01/19.............................  13,430   15,474,852
University of Pittsburgh of the Commonwealth
 System of Higher Education (RB) Series B (GO OF
 UNIV)
    5.000%, 09/15/15.............................   1,850    1,882,578
                                                          ------------
TOTAL PENNSYLVANIA...............................          111,067,471
                                                          ------------

RHODE ISLAND -- (0.5%)
Rhode Island State & Providence Plantations (GO)
    5.000%, 08/01/19.............................   4,700    5,406,457
Rhode Island State & Providence Plantations (GO)
 Series A
    4.000%, 08/01/17.............................   2,065    2,213,226
Rhode Island State & Providence Plantations (GO)
 Series E (NATL-RE)
    5.000%, 11/01/15.............................   2,260    2,313,087
                                                          ------------
TOTAL RHODE ISLAND...............................            9,932,770
                                                          ------------

SOUTH CAROLINA -- (4.1%)
Beaufort County School District (GO) Series D
 (SCSDE)
    5.000%, 03/01/17.............................   6,425    6,946,325
Charleston County School District Dev. Corp.
 (GO) Series A (SCSDE)
    5.000%, 02/01/19.............................   7,595    8,650,021
Clemson University (RB)
    2.000%, 05/01/16.............................   1,355    1,377,994
Darlington County School District (GO) (SCSDE)
    3.000%, 03/01/19.............................   3,000    3,194,160
Florence County (GO) (ST AID WITHHLDG)
    4.000%, 06/01/19.............................  15,000   16,569,750

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
SOUTH CAROLINA -- (Continued)
Lexington & Richland School District No. 5 (GO)
 Series B
    5.000%, 03/01/21............................. $ 1,660 $ 1,969,490
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/20.............................   5,520   6,425,225
    5.000%, 02/01/21.............................   7,000   8,295,700
Richland County School District No. 2 (GO)
 Series C (SCSDE)
    5.000%, 02/01/16.............................   6,330   6,555,158
    5.000%, 02/01/19.............................   5,740   6,537,343
South Carolina State (GO) Series A
    4.000%, 06/01/15.............................   6,000   6,019,500
    5.000%, 06/01/20.............................   7,445   8,768,796
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/16.............................   7,415   7,894,751
                                                          -----------
TOTAL SOUTH CAROLINA.............................          89,204,213
                                                          -----------

SOUTH DAKOTA -- (0.1%)
Sioux Falls School District No. 49-5 (GO) Series
 B
    5.000%, 07/01/15.............................   1,500   1,511,655
                                                          -----------

TENNESSEE -- (3.0%)
City of Chattanooga (GO) Series A
    4.000%, 09/01/18.............................   9,160  10,030,383
City of Kingsport (GO) Series B
    3.000%, 04/01/17.............................   2,005   2,097,992
City of Memphis (GO) (NATL-RE)
    5.250%, 10/01/18.............................   4,000   4,551,880
City of Memphis (GO) Series A
    5.000%, 04/01/17.............................   1,230   1,333,603
City of Memphis (GO) Series D
    5.000%, 07/01/19.............................   4,180   4,799,936
Metropolitan Government Nashville & Davidson
 County Health & Educational Facs Bd (RB) Series
 E
    4.000%, 10/01/17.............................   1,500   1,615,620
Shelby County (GO) Series A
    5.000%, 04/01/17.............................  17,400  18,869,082
    5.000%, 04/01/20.............................  18,135  21,210,152
                                                          -----------
TOTAL TENNESSEE..................................          64,508,648
                                                          -----------

TEXAS -- (11.1%)
Carrollton-Farmers Branch Independent School
 District (GO) (PSF-GTD)
    5.000%, 02/15/16.............................   6,570   6,812,302
City of Dallas (GO)
    5.000%, 02/15/19.............................   8,400   9,608,844
City of Dallas (GO) Series A
    5.000%, 02/15/16.............................   2,520   2,613,744

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
TEXAS -- (Continued)
City of Dallas (GO) Series A (ETM)
     5.000%, 02/15/16.............................. $    10 $    10,365
City of El Paso (GO)
     3.000%, 08/15/17..............................     500     526,290
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/18..............................  10,690  11,873,917
     5.000%, 02/15/19..............................     830     944,814
City of Frisco (GO) (NATL-RE FGIC)
     5.250%, 02/15/16..............................   1,175   1,220,990
City of Houston (GO) Series A
     4.000%, 03/01/16..............................   4,500   4,639,275
     5.000%, 03/01/16..............................  17,850  18,549,006
     4.000%, 03/01/18..............................   2,000   2,168,280
City of Houston (RN)
     5.000%, 06/30/15..............................  10,000  10,080,100
City of San Antonio (GO)
     5.000%, 02/01/20..............................   7,350   8,555,326
City of San Antonio Electric & Gas (RB) Series A
     5.000%, 02/01/16..............................   2,875   2,975,970
City of San Antonio Electric & Gas (RB) Series D
     5.000%, 02/01/19..............................     700     797,783
Comal Independent School District (GO) Series A
 (PSF-GTD)
     5.000%, 02/01/18..............................   3,990   4,429,259
Dallas Area Rapid Transit (RB) Series A
     5.000%, 12/01/16..............................   8,000   8,564,320
Dallas Independent School District (GO) (PSF-GTD)
     5.250%, 02/15/18..............................   2,000   2,234,020
Denton County (GO) Series A
     5.000%, 07/15/15..............................   3,960   3,997,976
El Paso County (GO) (NATL-RE)
     5.000%, 02/15/16..............................   2,490   2,582,429
Fort Bend Independent School District (GO)
 (PSF-GTD)
     5.000%, 08/15/15..............................   3,000   3,040,050
Mesquite Independent School District (GO) Series
 B (PSF- GTD)
     5.000%, 08/15/17..............................   1,000   1,096,750
North Texas Municipal Water District (RB)
     5.000%, 06/01/16..............................   2,130   2,236,841
Permanent University Fund (RB)
     5.000%, 07/01/18..............................  12,585  14,157,244
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/17..............................     900     969,246
San Jacinto College District (GO)
     5.000%, 02/15/17..............................   5,000   5,392,100

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
TEXAS -- (Continued)
Texas Public Finance Authority (RB) Series A
    5.000%, 07/01/15............................. $10,000 $ 10,081,100
    5.000%, 01/01/16.............................   3,345    3,450,368
Texas State (GO)
    5.000%, 10/01/16.............................   6,125    6,518,592
    5.000%, 04/01/17.............................  15,000   16,254,600
    5.000%, 04/01/19.............................   4,350    4,975,226
Texas State (GO) Series A
    2.000%, 10/01/15.............................  14,330   14,437,475
Texas State (GO) Series B
    5.000%, 10/01/16.............................  10,070   10,717,098
Texas Tech University (RB) Series 12
    5.000%, 02/15/16.............................   2,095    2,172,934
Texas Tech University (RB) Series A
    5.000%, 08/15/19.............................   3,025    3,474,213
Texas Transportation Commission State Highway
 Fund (RB) Series A
    4.750%, 04/01/17.............................  16,750   18,071,742
    5.000%, 04/01/18.............................   5,000    5,588,100
    5.000%, 04/01/19.............................   5,110    5,854,987
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19.............................   7,975    9,206,021
University of Texas System (The) (RB) Series F
    5.000%, 08/15/15.............................   2,405    2,437,443
                                                          ------------
TOTAL TEXAS......................................          243,317,140
                                                          ------------

UTAH -- (1.8%)
Alpine School District (GO) (SCH BD GTY)
    3.000%, 03/15/16.............................   2,770    2,836,203
    4.500%, 03/15/17.............................   4,000    4,292,920
    5.000%, 03/15/21.............................     940    1,122,172
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/19.............................  16,420   18,865,595
Utah State (GO) Series C
    5.000%, 07/01/18.............................   3,150    3,545,640
    4.500%, 07/01/19.............................   6,675    7,576,859
                                                          ------------
TOTAL UTAH.......................................           38,239,389
                                                          ------------

VERMONT -- (--%)
Vermont State (GO) Series F
    5.000%, 08/15/17.............................     625      686,513
                                                          ------------

VIRGINIA -- (7.1%)
City of Norfolk (GO) Series A
    4.000%, 03/01/16.............................   2,000    2,062,240
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................   2,500    2,890,150

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
VIRGINIA -- (Continued)
City of Richmond (GO) Series A (AGM)
    5.000%, 07/15/15............................. $ 5,040 $  5,088,132
City of Richmond (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/15/15.............................   5,325    5,375,854
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17.............................     145      156,014
Commonwealth of Virginia (GO) Series B
    5.000%, 06/01/17.............................  10,460   11,408,617
    5.000%, 06/01/19.............................  10,250   11,815,482
    5.000%, 06/01/19.............................   5,705    6,576,325
Fairfax County (GO) Series A (ST AID WITHHLDG)
    4.000%, 04/01/16.............................   3,065    3,170,313
    4.000%, 10/01/18.............................   5,380    5,907,617
    4.000%, 10/01/19.............................  12,300   13,734,180
    4.000%, 10/01/20.............................  15,530   17,581,668
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18.............................  10,000   11,332,300
    4.000%, 04/01/19.............................   7,000    7,748,440
Henrico County (GO)
    5.000%, 07/15/19.............................   5,460    6,306,136
Virginia Public Building Authority (RB) Series A
    5.000%, 08/01/18.............................   8,370    9,417,087
Virginia Public School Authority (RB) (ST AID
 WITHHLDG)
    5.000%, 08/01/19.............................  15,580   17,956,573
Virginia Public School Authority (RB) Series A
 (ST AID WITHHLDG)
    4.000%, 08/01/17.............................   6,465    6,929,058
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................   4,875    5,427,923
Virginia State Public School Authority (RB) (ST
 AID WITHHLDG)
    5.000%, 07/15/19.............................   4,080    4,705,056
                                                          ------------
TOTAL VIRGINIA...................................          155,589,165
                                                          ------------

WASHINGTON -- (4.5%)
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
    5.000%, 02/01/18.............................   3,000    3,326,820
City of Seattle (GO)
    5.000%, 12/01/17.............................   4,050    4,477,801
City of Seattle (GO) Series B
    5.000%, 08/01/15.............................   7,385    7,471,035
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................   3,890    4,500,069

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
WASHINGTON -- (Continued)
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18............................. $ 1,240 $ 1,408,008
King County School District No. 405 Bellevue
 (GO) Series B (SCH BD GTY)
    5.000%, 12/01/16.............................   4,080   4,365,151
King County School District No. 414 Lake
 Washington (GO) (SCH BD GTY)
    4.000%, 12/01/15.............................   2,430   2,482,634
King County Sewer Revenue (RB)
    4.000%, 01/01/16.............................   6,510   6,672,815
    5.000%, 01/01/18.............................   4,670   5,164,740
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/15.............................   5,000   5,137,750
    5.000%, 12/01/18.............................   2,390   2,703,042
    5.000%, 12/01/19.............................   5,810   6,733,151
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................     500     567,365
Washington State (GO)
    5.000%, 07/01/17.............................   4,975   5,439,715
    5.000%, 07/01/20.............................   3,650   4,281,450
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................   4,500   5,066,055
Washington State (GO) Series A
    5.000%, 01/01/16.............................   2,000   2,063,260
    5.000%, 08/01/18.............................   2,735   3,079,036
Washington State (GO) Series D
    5.000%, 02/01/19.............................   1,710   1,944,167
Washington State (GO) Series E
    5.000%, 02/01/19.............................   4,080   4,638,715
Washington State (GO) Series R
    5.000%, 07/01/18.............................   7,065   7,935,903
Washington State (GO) Series R-2010A
    5.000%, 01/01/17.............................   1,215   1,302,504
Washington State (GO) Series R-2011C
    4.000%, 07/01/15.............................   4,000   4,025,720
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................   4,160   4,672,803
                                                          -----------
TOTAL WASHINGTON.................................          99,459,709
                                                          -----------

WISCONSIN -- (3.3%)
City of Milwaukee (GO) Series N2
    5.000%, 04/01/17.............................   5,000   5,413,200
    5.000%, 05/01/19.............................  10,010  11,449,338
    5.000%, 04/01/20.............................   5,860   6,823,443

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount      Value+
                                                  ------      ------
                                                  (000)
WISCONSIN -- (Continued)
State of Wisconsin (GO) Series 1 (AMBAC)
    5.000%, 05/01/19............................. $ 3,000 $    3,433,890
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/15.............................   6,510      6,510,000
    5.000%, 05/01/16.............................  14,075     14,734,836
    5.000%, 05/01/17.............................   9,000      9,772,380
Wisconsin State (GO) Series 2
    5.000%, 11/01/19.............................   4,000      4,631,960
Wisconsin State (GO) Series A
    4.000%, 05/01/16.............................   5,090      5,278,381
    5.000%, 05/01/16.............................   4,780      5,004,086
                                                          --------------
TOTAL WISCONSIN..................................             73,051,514
                                                          --------------
TOTAL MUNICIPAL BONDS............................          2,171,156,014
                                                          --------------

                                                    Shares       Value+
                                                    ------       ------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    JPMorgan Tax Free Money Market Fund.......... 15,651,215 $   15,651,215
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,182,040,574)..........................             $2,186,807,229
                                                             ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investments in Securities (Market Value)
                             -------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                             ----------- -------------- ------- --------------
 Municipal Bonds............          -- $2,171,156,014   --    $2,171,156,014
 Temporary Cash Investments. $15,651,215             --   --        15,651,215
                             ----------- --------------   --    --------------
 TOTAL...................... $15,651,215 $2,171,156,014   --    $2,186,807,229
                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (98.8%)
ALASKA -- (1.3%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18............................. $  400 $  435,192
City of Anchorage (GO) Series B
    5.000%, 09/01/21.............................  3,845  4,612,654
    5.000%, 09/01/23.............................    200    245,440
City of Anchorage (GO) Series C
    5.000%, 09/01/24.............................  2,765  3,398,517
                                                         ----------
TOTAL ALASKA.....................................         8,691,803
                                                         ----------

ARIZONA -- (1.2%)
City of Phoenix (GO) Series A
    5.000%, 07/01/15.............................    400    403,176
City of Scottsdale (GO)
    5.000%, 07/01/15.............................    500    503,975
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................  4,000  4,358,760
Maricopa County High School District
 No. 210-Phoenix (GO)
    3.000%, 07/01/23.............................  1,810  1,942,727
Pima County (GO)
    3.000%, 07/01/16.............................    450    463,527
                                                         ----------
TOTAL ARIZONA....................................         7,672,165
                                                         ----------

ARKANSAS -- (0.5%)
Arkansas State (GO)
    5.000%, 04/01/18.............................  2,500  2,792,525
Springdale School District No. 50 (GO) Series A
 (ST AID WITHHLDG)
    4.000%, 06/01/16.............................    400    415,876
                                                         ----------
TOTAL ARKANSAS...................................         3,208,401
                                                         ----------

CALIFORNIA -- (--%)
Los Angeles Unified School District (GO) Series
 KRY
    5.000%, 07/01/15.............................    250    252,040
                                                         ----------

COLORADO -- (1.5%)
Adams & Arapahoe Joint School District 28J (GO)
 (ST AID WITHHLDG)
    5.000%, 12/01/21.............................    425    512,150
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
    3.000%, 12/15/16.............................    750    780,667
    5.000%, 12/15/19.............................  3,115  3,627,667
Boulder County (RB)
    5.000%, 07/15/18.............................    540    604,471

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
COLORADO -- (Continued)
City & County of Denver (GO) Series A
    5.000%, 08/01/19............................. $2,085 $ 2,410,510
Denver City & County School District No. 1 (GO)
 Series C (ST AID WITHHLDG)
    3.000%, 12/01/23.............................  1,540   1,638,237
                                                         -----------
TOTAL COLORADO...................................          9,573,702
                                                         -----------

CONNECTICUT -- (2.8%)
City of Middletown (GO)
    4.000%, 04/01/22.............................  1,350   1,533,573
Connecticut State (GO) Series A
    5.000%, 10/15/17.............................  2,500   2,750,450
    5.000%, 10/15/19.............................    600     690,240
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  6,800   7,628,172
Connecticut State (GO) Series E
    5.000%, 08/15/19.............................  2,775   3,180,872
Connecticut State Special Tax Revenue (ST)
 Revenue Series A (AMBAC)
    4.000%, 08/01/16.............................    300     313,410
Town of Trumbull (GO) Series A
    3.000%, 09/01/15.............................  1,630   1,645,012
    3.000%, 09/01/16.............................    450     465,534
                                                         -----------
TOTAL CONNECTICUT................................         18,207,263
                                                         -----------

DELAWARE -- (1.8%)
Delaware State (GO) Series 2009C
    5.000%, 10/01/17.............................  3,080   3,393,790
Delaware State (GO) Series A
    5.000%, 08/01/23.............................  2,225   2,750,590
Delaware State (GO) Series B
    5.000%, 07/01/18.............................  4,395   4,947,012
New County Castle (GO) Series B
    5.000%, 07/15/22.............................    700     851,557
                                                         -----------
TOTAL DELAWARE...................................         11,942,949
                                                         -----------

DISTRICT OF COLUMBIA -- (0.6%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.............................  3,445   4,033,578
                                                         -----------

FLORIDA -- (3.7%)
Board of Governors State University System of
 Florida (RB) Series A
    3.000%, 07/01/24.............................  2,580   2,682,787
City of Jacksonville (RB)
    5.000%, 10/01/18.............................    315     354,709

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
FLORIDA -- (Continued)
City of Tallahassee Energy System (RB)
    5.000%, 10/01/20............................. $  250 $   290,888
Florida State (GO) Series A
    5.000%, 06/01/17.............................    150     163,245
    5.000%, 06/01/18.............................  5,000   5,601,950
    5.000%, 06/01/19.............................  1,860   2,132,081
    5.000%, 06/01/20.............................  4,000   4,685,520
Florida State (GO) Series B
    5.000%, 06/01/17.............................    300     326,490
    5.000%, 06/01/20.............................    800     937,104
    5.000%, 06/01/23.............................    350     425,869
Florida State (GO) Series D
    5.000%, 06/01/22.............................  1,000   1,206,430
Pasco County Water & Sewer (RB) Series A
    4.000%, 10/01/17.............................    320     344,986
Tampa Bay Water (RB) Series A
    5.000%, 10/01/25.............................  2,850   3,543,519
Tampa Bay Water (RB) Series A (ETM)
    5.000%, 10/01/16.............................    520     553,114
    5.000%, 10/01/16.............................    480     510,566
Tampa Bay Water Supply (RB)
    5.000%, 10/01/19.............................    450     521,689
                                                         -----------
TOTAL FLORIDA....................................         24,280,947
                                                         -----------

GEORGIA -- (1.8%)
DeKalb County Water & Sewerage Revenue (RB)
 Series B
    5.250%, 10/01/24.............................  2,830   3,510,785
Georgia State (GO) Series I
    5.000%, 07/01/19.............................  4,000   4,616,040
Georgia State Road & Tollway Authority (RB)
 Series A
    5.000%, 06/01/16.............................  1,200   1,258,200
Gordon County School District (GO) (ST AID
 WITHHLDG)
    3.000%, 09/01/17.............................    250     262,273
Gwinnett County Water & Sewerage Authority
 (RB) (CNTY GTD)
    3.000%, 08/01/17.............................  1,675   1,756,589
                                                         -----------
TOTAL GEORGIA....................................         11,403,887
                                                         -----------

HAWAII -- (2.7%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20.............................  1,470   1,724,207
    5.000%, 10/01/24.............................  6,870   8,404,621
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17.............................    545     597,707
City & County of Honolulu (GO) Series C
    2.000%, 11/01/16.............................  1,230   1,258,253

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
HAWAII -- (Continued)
Hawaii State (GO) Series DO
     5.000%, 08/01/16.............................. $   100 $   105,717
Hawaii State (GO) Series EA
     5.000%, 12/01/21..............................     850   1,020,791
Hawaii State (GO) Series EF
     5.000%, 11/01/22..............................   2,240   2,720,838
Maui County (GO)
     5.000%, 06/01/18..............................   1,750   1,957,305
                                                            -----------
TOTAL HAWAII.......................................          17,789,439
                                                            -----------

ILLINOIS -- (0.1%)
University of Illinois (RB) Series A
     5.000%, 04/01/20..............................     500     580,915
                                                            -----------

IOWA -- (0.2%)
City of Ankeny (GO) Series D
     4.000%, 06/01/18..............................     700     750,379
State of Iowa (RB) Series A
     5.000%, 06/01/18..............................     275     306,691
                                                            -----------
TOTAL IOWA.........................................           1,057,070
                                                            -----------

KANSAS -- (1.7%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21..............................     525     629,816
City of Topeka (GO) Series A
     4.000%, 08/15/15..............................     450     454,797
Johnson County (GO) Series B
     3.000%, 09/01/22..............................   2,260   2,438,789
Johnson County Unified School District No. 232
 (GO) Series A
     5.000%, 09/01/17..............................     400     438,864
Kansas State Department of Transportation (RB)
 Series A
     5.000%, 09/01/17..............................   4,075   4,476,877
Sedgwick County (GO) Series B
     3.000%, 08/01/17..............................     500     525,270
Sedgwick County Unified School District No. 260
 (GO)
     5.000%, 10/01/21..............................   1,325   1,570,721
Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18..............................     580     610,409
                                                            -----------
TOTAL KANSAS.......................................          11,145,543
                                                            -----------

LOUISIANA -- (3.1%)
Bossier Parish School Board (GO)
     4.000%, 03/01/17..............................   1,020   1,082,944
Lafayette Consolidated Government (RB) Series
 ST-A
     4.000%, 03/01/17..............................   1,330   1,412,819
Louisiana State (GO) Series A
     5.000%, 02/01/24..............................   2,000   2,428,760
Louisiana State (GO) Series C
     5.000%, 07/15/22..............................  11,990  14,433,322

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
LOUISIANA -- (Continued)
Saint Tammany Parish Wide School District No.12
 (GO) (ASSURED GTY)
     5.000%, 03/01/16.............................. $  575 $   597,322
                                                           -----------
TOTAL LOUISIANA....................................         19,955,167
                                                           -----------

MARYLAND -- (8.2%)
Anne Arundel County (GO)
     5.000%, 04/01/22..............................  2,475   2,987,102
Baltimore County (GO) Series B
     5.000%, 08/01/24..............................  5,800   7,200,178
Baltimore County (GO) Series C
     4.000%, 09/01/18..............................  2,410   2,644,806
Carroll County (GO)
     4.000%, 11/01/18..............................  2,890   3,184,433
Charles County (GO)
     5.000%, 03/01/19..............................  2,000   2,287,100
City of Baltimore (GO) Series B
     5.000%, 10/15/22..............................  8,060   9,730,838
Howard County (GO) Series A
     5.000%, 02/15/18..............................  2,000   2,226,760
Maryland State (GO)
     5.000%, 03/01/19..............................  4,680   5,357,477
Maryland State (GO) Series A
     5.000%, 03/01/16..............................  1,000   1,039,500
Maryland State (GO) Series B
     5.000%, 08/01/19..............................  2,500   2,891,425
Maryland State (GO) Series C
     5.000%, 11/01/18..............................  5,000   5,674,850
Prince George's County (GO) Series B
     5.000%, 09/15/18..............................  2,000   2,263,040
     4.000%, 03/01/22..............................  2,480   2,842,477
Town of Ocean City (GO)
     3.000%, 10/01/18..............................    825     876,398
Washington Suburban Sanitary Commission (GO)
 Series A
     4.000%, 06/01/18..............................  1,550   1,693,297
                                                           -----------
TOTAL MARYLAND.....................................         52,899,681
                                                           -----------

MASSACHUSETTS -- (5.3%)
City of Boston (GO) Series A
     5.000%, 03/01/20..............................  1,770   2,077,838
City of Boston (GO) Series B
     4.000%, 01/01/23..............................  1,795   2,063,729
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................    150     169,998
City of Woburn (GO)
     4.000%, 09/01/22..............................    350     394,401
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18..............................  2,500   2,814,475
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................  3,700   4,642,797

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20............................. $2,500 $ 2,943,350
Commonwealth of Massachusetts (GO) Series C
 (AMBAC)
    5.500%, 12/01/23.............................  3,500   4,435,340
Massachusetts Bay Transportation Authority (RB)
 Series B (NATL-RE)
    5.500%, 07/01/24.............................  3,020   3,847,993
Massachusetts Water Resources Authority (RB)
 Series A
    5.000%, 08/01/22.............................  3,000   3,646,470
Massachusetts Water Resources Authority (RB)
 Series J (AGM GO OF AUTH)
    5.250%, 08/01/18.............................  2,000   2,269,520
Town of Auburn (GO)
    2.000%, 03/15/19.............................    750     772,853
Town of Lynnfield (GO)
    4.000%, 07/01/16.............................  1,290   1,345,019
Town of Nantucket (GO)
    3.000%, 10/01/22.............................  1,115   1,196,150
Town of Reading (GO)
    5.000%, 02/01/18.............................  1,065   1,179,796
Town of Westwood (GO)
    3.000%, 06/01/16.............................    600     617,592
                                                         -----------
TOTAL MASSACHUSETTS..............................         34,417,321
                                                         -----------

MICHIGAN -- (2.3%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22.............................    500     559,380
Michigan Finance Authority (RB) Series A
    5.000%, 07/01/16.............................  2,500   2,635,125
Michigan State (GO)
    5.000%, 11/01/19.............................  4,400   5,095,156
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18.............................  5,000   5,672,900
University of Michigan (RB) Series A
    4.000%, 04/01/23.............................  1,000   1,142,420
                                                         -----------
TOTAL MICHIGAN...................................         15,104,981
                                                         -----------

MINNESOTA -- (3.3%)
City of Edina (GO) Series B
    3.000%, 02/01/19.............................    305     326,051
Lakeville Minnesota Independent School District
 No. 194 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22.............................  4,000   4,794,760
Minnesota Public Facilities Authority (RB)
 Series A
    5.000%, 03/01/18.............................    620     689,936

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MINNESOTA -- (Continued)
Minnesota State (GO)
    5.000%, 10/01/21............................. $4,660 $ 5,614,601
Minnesota State (GO) Series D
    5.000%, 08/01/17.............................  2,700   2,959,983
    5.000%, 08/01/18.............................    485     547,002
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................  1,810   1,866,617
Rochester Independent School District No. 535
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/22.............................  1,240   1,323,440
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................    250     292,713
Stillwater Independent School District No. 834
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/16.............................  1,200   1,223,988
University of Minnesota (RB) Series A (GO OF
 UNIV)
    5.000%, 12/01/17.............................  1,760   1,947,334
                                                         -----------
TOTAL MINNESOTA..................................         21,586,425
                                                         -----------

MISSISSIPPI -- (1.4%)
Mississippi State (GO) Series F
    5.000%, 11/01/21.............................  7,750   9,288,608
                                                         -----------

MISSOURI -- (0.8%)
City of Kansas City (GO) Series A
    4.000%, 02/01/22.............................  1,150   1,301,271
City of Liberty (GO)
    4.000%, 03/01/16.............................    385     396,981
Missouri State (GO) Series A
    4.000%, 10/01/17.............................  3,000   3,232,740
                                                         -----------
TOTAL MISSOURI...................................          4,930,992
                                                         -----------

NEBRASKA -- (0.5%)
Omaha Public Power District (RB) Series B
    5.000%, 02/01/18.............................  2,965   3,294,827
                                                         -----------

NEVADA -- (1.1%)
City of Henderson NV (GO)
    5.000%, 06/01/21.............................    490     583,223
Clark County (GO) Series A
    5.000%, 07/01/25.............................  2,700   3,323,808
Clark County (RB) (AMBAC)
    5.000%, 07/01/16.............................    400     421,284
Clark County School District (GO) Series A
    5.000%, 06/15/19.............................  1,500   1,713,045
Clark County School District (GO) Series A
 (NATL-RE FGIC)
    4.500%, 06/15/17.............................    400     430,132
Nevada State (GO) Series D
    5.000%, 06/01/17.............................    425     462,621
                                                         -----------
TOTAL NEVADA.....................................          6,934,113
                                                         -----------

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
NEW HAMPSHIRE -- (1.5%)
City of Dover (GO)
    3.000%, 06/15/19............................. $  600 $  640,950
City of Nashua (GO)
    5.000%, 03/15/17.............................    330    357,344
City of Portsmouth (GO)
    4.000%, 09/15/16.............................  1,395  1,463,885
New Hampshire State (GO) Series A
    5.000%, 03/01/23.............................  5,910  7,221,311
                                                         ----------
TOTAL NEW HAMPSHIRE..............................         9,683,490
                                                         ----------

NEW JERSEY -- (1.1%)
Essex County (GO) Series A
    5.000%, 08/01/20.............................  1,000  1,173,480
Livingston Township (GO)
    3.000%, 01/15/21.............................    350    373,803
New Milford School District (GO) (SCH BD RES FD)
    4.000%, 08/15/16.............................    440    460,284
Princeton Regional School District (GO) (ST AID
 WITHHLDG)
    1.750%, 02/01/22.............................  1,095  1,086,021
South Orange & Maplewood School District (GO)
 (SCH BD RES FD)
    3.000%, 03/01/22.............................    350    364,707
Township of North Brunswick (GO)
    2.000%, 08/01/18.............................  1,075  1,101,198
Union County (GO) Series B
    3.000%, 03/01/22.............................  2,315  2,461,910
Union County (GO) Series B (ETM)
    3.000%, 03/01/22.............................     45     48,542
                                                         ----------
TOTAL NEW JERSEY.................................         7,069,945
                                                         ----------

NEW MEXICO -- (0.7%)
Farmington Municipal School District No. 5 (GO)
 (ST AID WITHHLDG)
    4.000%, 09/01/20.............................    945  1,039,954
Las Cruces School District No. 2 (GO) Series A
 (ST AID WITHHLDG)
    4.000%, 08/01/19.............................  1,000  1,087,240
    4.000%, 08/01/20.............................    125    137,372
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
    5.000%, 07/01/19.............................  2,000  2,296,620
                                                         ----------
TOTAL NEW MEXICO.................................         4,561,186
                                                         ----------

NEW YORK -- (3.6%)
Albany County (GO) Series B
    4.000%, 11/01/18.............................  2,470  2,716,309
City of New York (GO) Series 1
    5.000%, 08/01/17.............................  1,000  1,092,530
City of New York (GO) Series B
    5.000%, 08/01/19.............................    600    688,314
    5.000%, 08/01/22.............................    600    717,156

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
City of New York (GO) Series B- Subseries B-7
 (AMBAC)
    5.000%, 08/15/18............................. $1,620 $ 1,818,369
City of New York (GO) Series C
    5.250%, 08/01/18.............................    430     485,444
City of New York (GO) Series E
    5.000%, 08/01/23.............................  6,000   7,214,340
City of New York (GO) Series F
    3.000%, 08/01/15.............................    150     151,032
City of New York (GO) Series G
    5.000%, 08/01/19.............................  3,500   4,015,165
Malverne Union Free School District (GO) (ST AID
 WITHHLDG)
    2.125%, 08/01/17.............................    605     622,751
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.............................    825     940,244
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18.............................  2,225   2,527,978
                                                         -----------
TOTAL NEW YORK...................................         22,989,632
                                                         -----------

NORTH CAROLINA -- (3.0%)
City of High Point (GO)
    5.000%, 03/01/18.............................    700     773,794
Forsyth County (GO)
    4.000%, 12/01/21.............................  3,500   4,017,300
Lincoln County (GO) Series A
    2.000%, 06/01/17.............................    500     510,540
North Carolina State (GO) Series B
    5.000%, 06/01/18.............................  2,000   2,246,620
North Carolina State (GO) Series D
    4.000%, 06/01/23.............................  6,550   7,553,591
Onslow County (GO)
    5.000%, 04/01/17.............................    600     650,538
Wake County (GO) Series C
    5.000%, 03/01/24.............................  3,000   3,719,040
                                                         -----------
TOTAL NORTH CAROLINA.............................         19,471,423
                                                         -----------

NORTH DAKOTA -- (0.1%)
North Dakota State Board of Higher Education
 (RB) Series A
    2.000%, 04/01/16.............................    300     304,692
                                                         -----------

OHIO -- (2.0%)
City of Columbus (GO) Series 1
    5.000%, 07/01/22.............................  4,100   4,964,813
Hamilton County Sewer System Revenue (RB) Series
 A
    5.000%, 12/01/21.............................    200     239,636
Oakwood City School District (GO)
    2.000%, 12/01/17.............................    280     285,729

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
OHIO -- (Continued)
Ohio State (GO) Series A
    5.000%, 09/01/19............................. $  550 $   635,250
    5.000%, 05/01/20.............................  1,555   1,821,387
    3.000%, 02/01/22.............................    500     535,935
    5.000%, 09/15/22.............................    500     606,765
Ohio State (GO) Series B
    5.000%, 08/01/17.............................    400     437,668
    5.000%, 08/01/19.............................    200     230,598
Ohio State (GO) Series C
    5.000%, 09/15/21.............................  1,000   1,200,150
Ohio State (RB) Series 1- GARVEE
    5.000%, 12/15/17.............................  1,250   1,385,725
Ohio State (RB) Series 2008-1- GARVEE
    5.500%, 06/15/15.............................    500     503,210
                                                         -----------
TOTAL OHIO.......................................         12,846,866
                                                         -----------

OKLAHOMA -- (0.8%)
City of Tulsa (GO)
    5.000%, 12/01/17.............................    400     443,552
    4.000%, 03/01/18.............................  1,500   1,626,645
Cleveland County Independent School District
 No. 29 (GO)
    1.500%, 03/01/16.............................  1,250   1,261,375
Tulsa County Independent School District No. 1
 (GO)
    2.000%, 09/01/15.............................  1,090   1,096,311
Tulsa County Independent School District No. 3
 (GO)
    2.000%, 04/01/16.............................    425     431,838
                                                         -----------
TOTAL OKLAHOMA...................................          4,859,721
                                                         -----------

OREGON -- (1.4%)
City of Portland (GO)
    4.000%, 06/01/20.............................    935   1,024,760
Deschutes County (GO)
    3.000%, 12/01/15.............................    225     228,627
Deschutes County Administrative School District
 No. 1 (GO) (NATL-RE FGIC)
    5.000%, 06/15/16.............................    200     210,442
Lane County School District No. 4J Eugene (GO)
 Series A (SCH BD GTY)
    5.000%, 06/15/23.............................  3,355   4,113,532
Oregon State (GO) Series A
    5.000%, 05/01/21.............................    200     238,812
Portland Community College District (GO)
    5.000%, 06/15/18.............................  2,760   3,098,210
Washington County School District No. 1 (GO)
 (NATL-RE FGIC)
    5.250%, 06/15/17.............................    400     437,184
                                                         -----------
TOTAL OREGON.....................................          9,351,567
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
PENNSYLVANIA -- (3.8%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18............................. $ 1,500 $ 1,677,945
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22.............................  11,260  13,364,607
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/17.............................   1,035   1,126,773
Marple Newtown School District (GO) (AGM ST AID
 WITHHLDG)
    4.000%, 06/01/16.............................     375     389,471
Monroe County (GO)
    4.000%, 12/15/18.............................     400     436,788
Montgomery County (GO)
    5.000%, 05/01/23.............................   5,255   6,396,334
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.............................   1,100   1,229,239
                                                          -----------
TOTAL PENNSYLVANIA...............................          24,621,157
                                                          -----------

RHODE ISLAND -- (0.4%)
Rhode Island State (GO) Series A
    5.000%, 08/01/22.............................   1,605   1,925,551
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................     685     821,808
                                                          -----------
TOTAL RHODE ISLAND...............................           2,747,359
                                                          -----------

SOUTH CAROLINA -- (4.2%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22.............................   3,485   4,182,976
Berkeley County School District (GO) Series B
 (SCSDE)
    5.000%, 03/01/22.............................   4,120   4,945,154
Charleston County (GO) Series A
    5.000%, 11/01/22.............................   4,780   5,828,445
Charleston County School District Dev. Corp.
 (GO) Series A (SCSDE)
    5.000%, 02/01/21.............................   2,020   2,393,902
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.............................     385     457,268
Clemson University (RB)
    3.000%, 05/01/21.............................     350     373,128
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/21.............................   2,085   2,470,933
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................   5,500   6,813,895
                                                          -----------
TOTAL SOUTH CAROLINA.............................          27,465,701
                                                          -----------

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
TENNESSEE -- (4.5%)
City of Johnson City (GO)
     2.000%, 06/01/18.............................. $1,000 $ 1,021,920
     3.000%, 06/01/19..............................    875     929,512
City of Pigeon Forge (GO)
     4.000%, 06/01/21..............................    670     753,187
Hamilton County (GO)
     3.000%, 03/01/22..............................  4,550   4,889,885
Metropolitan Government Nashville & Davidson
 County Health & Educational Facs Bd (RB) Series
 E
     4.000%, 10/01/17..............................  2,000   2,154,160
Metropolitan Government of Nashville & Davidson
 County (GO)
     5.000%, 01/01/18..............................  2,700   2,988,306
Putnam County (GO)
     4.000%, 04/01/23..............................    975   1,107,756
Shelby County (GO) Series A
     5.000%, 04/01/20..............................  7,000   8,186,990
Sumner County (GO)
     5.000%, 06/01/21..............................    110     131,418
Tennessee State (GO) Series A
     4.000%, 09/01/18..............................  3,325   3,648,955
Williamson County (GO)
     4.000%, 03/01/18..............................  1,445   1,567,854
Williamson County (GO) Series A
     4.000%, 05/01/22..............................    300     342,102
Wilson County (GO) Series B
     4.000%, 04/01/20..............................  1,040   1,160,942
                                                           -----------
TOTAL TENNESSEE....................................         28,882,987
                                                           -----------

TEXAS -- (10.4%)
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/20..............................    350     412,069
City of Copperas Cove (GO)
     4.000%, 08/15/15..............................    750     757,995
City of Denton (GO)
     4.000%, 02/15/22..............................  2,510   2,857,359
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/19..............................    400     455,332
City of Houston (GO) Series A
     5.000%, 03/01/18..............................    750     833,265
     5.000%, 03/01/21..............................  3,100   3,681,746
     5.000%, 03/01/22..............................  5,890   7,124,249
City of Richardson (GO)
     4.250%, 02/15/18..............................    400     434,372
City of San Antonio (GO)
     5.000%, 02/01/20..............................  1,000   1,163,990
City of San Antonio Electric & Gas (RB) Series D
     5.000%, 02/01/19..............................    400     455,876
City of Southlake (GO)
     3.000%, 02/15/23..............................  1,510   1,608,135

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Fort Bend Independent School District (GO)
 (PSF-GTD)
    3.000%, 08/15/17............................. $1,500 $1,577,115
Galveston County (GO)
    5.000%, 02/01/22.............................  1,000  1,179,250
Grayson County (GO)
    5.000%, 01/01/21.............................  1,990  2,318,111
Harris County (GO) Series A
    4.000%, 10/01/18.............................    880    964,445
Harris County Metropolitan Transit Authority
 (RB) Series B
    4.000%, 11/01/18.............................    400    438,588
Hays Consolidated Independent School District
 (GO) (PSF-GTD)
    5.000%, 08/15/23.............................  1,355  1,653,249
Hidalgo County Drain District No. 1 (GO)
    5.000%, 09/01/22.............................  1,000  1,201,860
Houston Community College System (GO)
    5.000%, 02/15/17.............................  1,000  1,078,610
Humble Independent School District (GO) Series A
 (PSF- GTD)
    2.000%, 02/15/19.............................    100    102,833
La Porte Independent School District (GO)
    5.000%, 02/15/21.............................  1,700  2,005,388
Mansfield Independent School District (GO)
    5.000%, 02/15/20.............................  1,000  1,146,830
Mansfield Independent School District (GO)
 Series A (PSF- GTD)
    5.000%, 02/15/22.............................    895  1,075,683
Mesquite Independent School District (GO) Series
 B (PSF- GTD)
    5.000%, 08/15/17.............................  2,270  2,489,623
Northside Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/23.............................  4,535  5,510,342
Pflugerville Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/16.............................    350    370,496
Tarrant Regional Water District (RB)
    6.000%, 09/01/24.............................  3,450  4,508,701
Texas A&M University (RB) Series B
    5.000%, 05/15/21.............................  4,000  4,763,320
Texas A&M University Fund (RB)
    5.000%, 07/01/23.............................  3,500  4,286,450
Texas State (GO)
    5.000%, 04/01/19.............................  4,500  5,146,785
Texas Transportation Commission State Highway
 Fund (RB)
    5.250%, 04/01/26.............................    300    379,626

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Texas Transportation Commission State Highway
 Fund (RB) Series A
    5.000%, 04/01/19............................. $5,000 $ 5,728,950
                                                         -----------
TOTAL TEXAS......................................         67,710,643
                                                         -----------

UTAH -- (1.0%)
Davis County (GO)
    4.000%, 02/01/18.............................    350     373,097
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/17.............................  1,070   1,166,717
North Davis County Sewer District (RB)
    3.000%, 03/01/21.............................  2,135   2,250,546
Utah State (GO) Series C
    5.000%, 07/01/19.............................  1,100   1,270,863
Washington County School District Board of
 Education/St George (GO) (SCH BD GTY)
    5.000%, 03/01/18.............................  1,500   1,663,425
                                                         -----------
TOTAL UTAH.......................................          6,724,648
                                                         -----------

VERMONT -- (0.3%)
Vermont State (GO) Series C
    4.000%, 08/15/23.............................    225     260,469
Vermont State (GO) Series F
    5.000%, 08/15/17.............................  1,500   1,647,630
                                                         -----------
TOTAL VERMONT....................................          1,908,099
                                                         -----------

VIRGINIA -- (2.6%)
City of Newport News (GO) Series A
    2.000%, 07/15/18.............................    515     527,705
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  2,505   2,895,930
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................  1,370   1,627,930
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.............................  2,500   2,885,075
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22.............................  4,000   4,899,080
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................  2,000   2,226,840
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................    745     880,605
Virginia State Public School Authority (RB)
 Series D (ST AID WITHHLDG)
    5.250%, 08/01/18.............................    500     564,815
                                                         -----------
TOTAL VIRGINIA...................................         16,507,980
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (9.7%)
Benton County School District No. 400 Richland
 (GO) (SCH BD GTY)
    5.000%, 12/01/22............................. $4,705 $5,662,844
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
    5.000%, 02/01/18.............................    250    277,235
City of Seattle Municipal Light & Power (RB)
 Series A
    5.000%, 06/01/22.............................    310    372,856
City of Seattle Municipal Light & Power (RB)
 Series B
    5.000%, 02/01/16.............................    425    440,087
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.............................  6,000  7,293,120
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................  1,000  1,131,800
Clark County School District No.119 Battleground
 (GO) (SCH BD GTY)
    4.000%, 12/01/22.............................  2,630  3,001,829
King County (GO)
    5.000%, 01/01/21.............................    425    505,104
King County (GO) Series A
    5.000%, 07/01/20.............................  2,650  3,117,089
King County School District No. 210 (GO) (SCH BD
 GTY)
    2.000%, 12/01/18.............................  1,200  1,228,800
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  1,500  1,703,235
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................  2,000  2,458,100
King County School District No. 412 (GO) (SCH BD
 GTY)
    4.000%, 12/01/21.............................  1,000  1,128,500
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,880  3,394,944
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/19.............................  1,655  1,917,963
Snohomish County School District No. 15 Edmonds
 (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,555  2,995,482
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  2,000  2,269,460

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
Spokane County (GO)
    5.000%, 12/01/22............................. $1,025 $ 1,237,657
Spokane County Wastewater System (RB) Series A
    5.000%, 12/01/15.............................    300     308,319
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................    150     179,009
Thurston County School District No. 111 (GO)
 (SCH BD GTY)
    5.000%, 12/01/21.............................    425     507,191
University of Washington (RB) Series A
    5.000%, 07/01/22.............................  6,505   7,867,407
Washington State (GO)
    5.000%, 07/01/17.............................    300     328,023
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................    500     562,895
Washington State (GO) Series A
    5.000%, 08/01/23.............................    750     911,842
Washington State (GO) Series B-1
    5.000%, 08/01/21.............................  1,300   1,552,044
Washington State (GO) Series D
    5.000%, 02/01/19.............................    900   1,023,246
Washington State (GO) Series E
    5.000%, 02/01/19.............................  2,000   2,273,880
Washington State (GO) Series R
    5.000%, 07/01/23.............................  3,800   4,615,594
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................  1,610   1,826,529
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................  1,000   1,123,270
                                                         -----------
TOTAL WASHINGTON.................................         63,215,354
                                                         -----------

WEST VIRGINIA -- (--%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
    4.000%, 05/01/20.............................    130     144,704
                                                         -----------

WISCONSIN -- (1.8%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................    950   1,080,093
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.............................    445     470,886
Milwaukee County (GO) Series A
    5.000%, 10/01/16.............................    520     553,493
Milwaukee County Metropolitan Sewer District
 (GO) Series A
    5.500%, 10/01/15.............................    350     357,661
Oregon School District (GO)
    3.000%, 03/01/21.............................    430     461,102

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
WISCONSIN -- (Continued)
State of Wisconsin (GO) Series 1 (AMBAC)
    5.000%, 05/01/19............................. $2,150 $  2,460,954
Sun Prairie Area School District (GO)
    4.000%, 03/01/20.............................    570      621,323
Swallow School District (GO)
    2.000%, 04/01/16.............................    390      396,170
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................  4,600    5,431,956
                                                         ------------
TOTAL WISCONSIN..................................          11,833,638
                                                         ------------
TOTAL MUNICIPAL BONDS............................         641,152,609
                                                         ------------

                                                   Shares      Value+
                                                   ------      ------
TEMPORARY CASH INVESTMENTS -- (1.2%)
    JPMorgan Tax Free Money Market Fund.......... 7,744,738 $  7,744,738
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $641,019,032)............................            $648,897,347
                                                            ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $641,152,609   --    $641,152,609
    Temporary Cash Investments. $7,744,738           --   --       7,744,738
                                ---------- ------------   --    ------------
    TOTAL...................... $7,744,738 $641,152,609   --    $648,897,347
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
MUNICIPAL BONDS -- (94.0%)
CALIFORNIA -- (94.0%)
Alameda County Transportation Authority (RB)
            3.000%, 03/01/17............................. $ 4,500 $ 4,702,950
            5.000%, 03/01/20.............................   4,500   5,280,345
Atascadero Unified School District (GO) Series A (AGM)
            3.000%, 08/01/15.............................     315     317,136
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................   4,430   4,824,270
            5.000%, 04/01/19.............................     775     888,948
(currency)  5.000%, 04/01/34 (Pre-refunded @ $100,
            4/1/18)......................................   7,320   8,172,048
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100,
            4/1/19)......................................   1,440   1,660,363
Berkeley Unified School District (GO)
            3.000%, 08/01/15.............................   1,000   1,006,780
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................     380     431,805
California Educational Facilities Authority (RB)
            5.000%, 10/01/16.............................     700     743,757
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19.............................     850     930,291
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38 (Pre-refunded @ $100,
            10/1/18).....................................  11,650  13,828,783
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded @ $100,
            10/1/18).....................................   9,650  11,454,743
California State (GO)
            5.000%, 09/01/15.............................   1,000   1,015,710
            5.000%, 10/01/15.............................   1,000   1,019,780
            5.000%, 10/01/15.............................     500     509,890
            3.000%, 11/01/15.............................     500     507,010
            5.000%, 12/01/15.............................     700     719,495
            5.000%, 02/01/16.............................   1,275   1,320,454
            5.000%, 03/01/16.............................   1,245   1,294,178
            1.000%, 05/01/16.............................   4,495   4,529,162
            3.000%, 09/01/16.............................   1,500   1,552,380
            5.000%, 09/01/16.............................   2,350   2,494,008
            4.000%, 10/01/16.............................   1,175   1,234,561
            5.000%, 10/01/16.............................   1,025   1,091,318
            5.000%, 10/01/16.............................   2,795   2,975,836
            5.000%, 10/01/16.............................   2,090   2,225,516
            5.000%, 11/01/16.............................   3,410   3,642,085
            4.000%, 09/01/17.............................     425     456,939

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
    5.000%, 09/01/17............................. $ 3,600 $ 3,953,304
    5.000%, 11/01/17.............................     800     883,056
    5.000%, 02/01/18.............................   5,220   5,799,159
    5.500%, 04/01/18.............................  10,945  12,372,119
    5.000%, 09/01/18.............................   4,500   5,080,365
    5.000%, 09/01/18.............................     250     282,243
    5.000%, 02/01/19.............................   5,840   6,653,512
    5.000%, 04/01/19.............................   4,750   5,434,665
    5.500%, 04/01/19.............................  10,495  12,207,364
    5.000%, 10/01/19.............................   5,340   6,183,239
    5.000%, 10/01/19.............................   1,500   1,736,865
    5.000%, 10/01/19.............................   5,000   5,789,550
    5.000%, 11/01/19.............................   2,955   3,427,445
    5.000%, 02/01/20.............................  12,870  15,006,291
    5.000%, 04/01/20.............................   3,705   4,335,146
    5.000%, 09/01/20.............................     700     826,042
    5.000%, 10/01/20.............................   3,410   4,031,302
    5.000%, 10/01/20.............................   1,610   1,903,342
    5.000%, 10/01/20.............................   1,580   1,867,876
    5.000%, 02/01/21.............................     650     771,095
    5.000%, 09/01/21.............................   6,200   7,425,492
    5.000%, 04/01/22.............................   1,800   2,168,532
    5.250%, 10/01/22.............................     500     614,805
California State (GO) (AMBAC)
    6.000%, 04/01/16.............................   1,265   1,331,349
    6.000%, 02/01/17.............................   1,000   1,094,360
California State (GO) (NATL-RE)
    4.125%, 06/01/15.............................     200     200,670
    5.000%, 06/01/15.............................     310     311,265
    4.000%, 09/01/15.............................     500     506,245
California State (GO) Series 2
    4.000%, 09/01/15.............................     750     759,368
California State Department of Water Resources
 (RB) Series AR
    5.000%, 12/01/15.............................   5,045   5,185,806
California State Department of Water Resources
 (RB) Series AS
    5.000%, 12/01/22.............................   3,390   4,160,038
California State Department of Water Resources
 Power Supply Revenue (RB) Series L
    4.000%, 05/01/15.............................   2,790   2,790,000
    5.000%, 05/01/15.............................   4,750   4,750,000
    5.000%, 05/01/16.............................   1,385   1,450,358
    5.000%, 05/01/17.............................   3,905   4,244,188
    5.000%, 05/01/18.............................   2,680   2,998,250
    5.000%, 05/01/20.............................   2,150   2,522,831
California State Department of Water Resources
 Power Supply Revenue (RB) Series M
    4.000%, 05/01/15.............................   4,600   4,600,000
    4.000%, 05/01/16.............................   2,650   2,748,898
    5.000%, 05/01/16.............................     600     628,314
    5.000%, 05/01/18.............................     500     559,375
    4.000%, 05/01/19.............................   1,515   1,680,362

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Economic Recovery (GO) Series A
            5.000%, 07/01/19............................. $4,755 $ 5,497,779
California State Public Works Board (RB) Series B
 (NATL-RE FGIC)
            5.000%, 06/01/17.............................  1,275   1,392,019
California State University (RB) Series A
            5.000%, 11/01/15.............................  6,250   6,398,062
            5.000%, 11/01/16.............................  2,725   2,909,619
            5.000%, 11/01/17.............................  1,700   1,878,704
            5.000%, 11/01/18.............................    150     170,357
            5.000%, 11/01/19.............................  3,660   4,260,789
            5.000%, 11/01/19.............................  1,000   1,164,150
California State University (RB) Series A (AMBAC)
(currency)  5.000%, 11/01/20 (Pre-refunded @ $100,
            5/1/15)......................................  6,000   6,000,000
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19.............................  1,160   1,245,689
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22.............................  3,050   3,478,982
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/17.............................    500     535,660
Chula Vista Elementary School District (GO)
            4.000%, 08/01/17.............................    500     536,240
City & County of San Francisco (GO)
            4.000%, 06/15/15.............................  2,000   2,009,480
            5.000%, 06/15/15.............................  2,210   2,223,172
            5.000%, 06/15/15.............................  6,000   6,035,760
            4.000%, 06/15/16.............................  3,685   3,837,375
            4.000%, 06/15/16.............................  1,145   1,190,388
            5.000%, 06/15/16.............................    515     542,007
            5.000%, 06/15/16.............................    705     741,970
City & County of San Francisco (GO) Series A
            5.000%, 06/15/15.............................    750     754,470
            5.000%, 06/15/15.............................  2,490   2,504,840
            5.000%, 06/15/20.............................    750     885,563
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/16.............................  5,465   5,751,585
            5.000%, 06/15/20.............................    865   1,021,349
            5.000%, 06/15/21.............................    250     300,585
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.............................    815     937,804
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................  2,035   2,313,429
City of Los Angeles (GO) Series A
            3.000%, 09/01/15.............................  3,000   3,027,630
            3.250%, 09/01/16.............................    500     518,975
            5.000%, 09/01/20.............................  9,000  10,645,830

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
City of Los Angeles (GO) Series B
    5.000%, 09/01/16............................. $ 4,500 $ 4,774,545
City of Los Angeles (RB) Series A
    4.000%, 06/01/15.............................   2,000   2,006,300
City of Los Angeles Wastewater System Revenue
 (RB) Series 2013-B
    5.000%, 06/01/21.............................   1,400   1,677,074
City of Los Angeles Wastewater System Revenue
 (RB) Series A
    5.000%, 06/01/15.............................  10,000  10,040,900
City of Sacramento Unified School District (GO)
    5.000%, 07/01/24.............................   1,375   1,649,725
City of San Francisco Public Utilities
 Commission Water Revenue (RB)
    5.000%, 11/01/15.............................   1,150   1,177,071
City of San Francisco Public Utilities
 Commission Water Revenue (RB) (ETM)
    5.000%, 11/01/15.............................     425     435,047
City of San Francisco Public Utilities
 Commission Water Revenue (RB) Series A
    3.000%, 10/01/15.............................     275     278,154
City of Saratoga (GO)
    3.000%, 08/01/16.............................     450     464,900
City of Tulare Sewer Revenue (RB) (AGM)
    3.000%, 11/15/19.............................     200     210,212
Colton Joint Unified School District (GO)
    5.000%, 08/01/16.............................   1,000   1,055,890
Colton Joint Unified School District (GO) (AGM)
    4.000%, 08/01/20.............................   1,000   1,121,730
Conejo Valley Unified School District (GO)
    4.000%, 08/01/18.............................     700     756,266
Contra Costa County Public Financing Authority
 (RB) Series B (NATL-RE)
    5.000%, 06/01/15.............................   1,700   1,706,579
Contra Costa Water Authority (RB) Series SER-A
    1.000%, 10/01/15.............................   3,360   3,371,726
Contra Costa Water District (RB) Series Q
    5.000%, 10/01/18.............................     705     797,658
    5.000%, 10/01/19.............................   1,345   1,559,904
Cupertino Union School District (GO) Series B
    4.000%, 08/01/15.............................   1,260   1,271,668
Davis Joint Unified School District Community
 Facilities District (ST) (AGM)
    3.000%, 08/15/16.............................     955     987,355

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
Desert Sands Unified School District (GO)
    4.000%, 08/01/18............................. $ 1,375 $ 1,501,060
Dublin Unified School District (GO)
    5.000%, 02/01/19.............................  11,775  13,410,665
East Bay Regional Park District (GO) Series A
    4.000%, 09/01/21.............................     210     240,051
East Side Union High School District (GO)
    2.000%, 08/01/18.............................   1,215   1,255,593
    2.000%, 08/01/20.............................   1,055   1,085,774
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/20.............................     780     865,410
Fairfield-Suisun Sewer District (RB) (ASSURED
 GTY)
    4.000%, 05/01/16.............................   1,625   1,684,654
Fairfield-Suisun Unified School District
 Financing Corp. (GO)
    2.500%, 08/01/16.............................     750     770,010
Folsom Cordova Unified School District School
 Facilities Improvement Dist No. 2 (GO)
    5.000%, 10/01/17.............................     845     931,520
Folsom Cordova Unified School District School
 Facilities Improvement District No. 4 (GO)
 Series A (NATL-RE)
    5.000%, 10/01/16.............................     550     584,381
Folsom Cordova Unified School District School
 Facilities Impt Dist No. 1 (GO)
    4.000%, 10/01/16.............................     985   1,032,792
Fontana Unified School District (GO)
    5.000%, 08/01/16.............................     955   1,009,597
    5.000%, 08/01/18.............................   3,140   3,541,418
    5.000%, 08/01/19.............................   1,285   1,486,192
    4.000%, 08/01/20.............................   3,620   4,095,740
Foothill-De Anza Community College District (GO)
    4.000%, 08/01/19.............................     550     613,938
Fremont Unified School District/ Alameda County
 (GO)
    5.000%, 08/01/18.............................     750     843,060
Fremont Union High School District (GO) (NATL-RE
 FGIC)
    5.000%, 09/01/15.............................     925     939,504
Fresno Unified School District (GO) Series A
    4.000%, 08/01/16.............................   1,695   1,770,970
Fresno Unified School District (GO) Series A
 (AGM)
    4.000%, 08/01/17.............................   1,820   1,953,588

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
Gilroy Unified School District (GO) (AGM)
     4.000%, 08/01/23.............................. $ 1,900 $ 2,174,854
Glendale Unified School District (GO)
     4.000%, 09/01/15..............................   1,160   1,174,419
Grossmont Union High School District (GO)
     4.000%, 08/01/20..............................   2,420   2,726,275
Grossmont Union High School District (GO)
 (NATL-RE)
     5.000%, 08/01/15..............................   1,160   1,173,398
Hemet Unified School District (GO) Series A (AGM)
     5.625%, 08/01/15..............................     355     359,658
Huntington Beach Public Financing Authority (RB)
     3.000%, 09/01/16..............................     950     982,538
Livermore Valley Joint Unified School District
 (GO)
     5.000%, 08/01/20..............................     800     937,024
Los Altos Elementary School District (GO)
     5.000%, 08/01/19..............................     975   1,129,850
     4.000%, 08/01/21..............................   1,550   1,773,975
Los Angeles Community College District (GO)
 Series A
     5.000%, 08/01/20..............................  10,000  11,862,200
     5.000%, 08/01/21..............................   1,875   2,263,181
Los Angeles Community College District (GO)
 Series F-1
     3.000%, 08/01/15..............................     500     503,440
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A
     5.000%, 08/15/17..............................   1,125   1,229,546
Los Angeles County Capital Asset Leasing Corp.
 (RB) Series A
     3.000%, 06/01/16..............................   3,870   3,979,250
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/18..............................   4,650   5,246,455
     5.000%, 07/01/19..............................   4,000   4,637,200
     5.000%, 07/01/20..............................   2,000   2,366,720
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     4.000%, 07/01/15..............................  11,825  11,898,788
Los Angeles County Metropolitan Transportation
 Authority (RB) Series B
     4.000%, 07/01/15..............................   1,000   1,006,310
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/21..............................   1,400   1,684,326

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles County Sanitation Districts
 Financing Authority (RB) Series A (MUN GOVT GTD)
     5.000%, 10/01/16.............................. $2,005 $2,134,423
Los Angeles Department of Water & Power (RB)
 Series A
     5.000%, 07/01/16..............................  1,730  1,823,506
     4.000%, 07/01/17..............................    840    900,505
     5.000%, 07/01/18..............................  2,375  2,673,300
     5.000%, 07/01/19..............................  2,990  3,451,805
Los Angeles Municipal Improvement Corp. (RB)
 Series A
     4.000%, 11/01/16..............................  1,795  1,885,055
     5.000%, 03/01/17..............................  4,300  4,633,336
Los Angeles Municipal Improvement Corp. (RB)
 Series A (NATL-RE FGIC)
     4.000%, 01/01/16..............................    400    409,656
Los Angeles Municipal Improvement Corp. (RB)
 Series C
     3.000%, 03/01/16..............................    750    766,365
Los Angeles Unified School District (GO)
 (NATL-RE)
     5.750%, 07/01/15..............................  2,370  2,392,302
Los Angeles Unified School District (GO) Series A
     4.000%, 07/01/17..............................  5,500  5,892,480
Los Angeles Unified School District (GO) Series
 A-1
     4.000%, 07/01/16..............................  1,800  1,876,554
Los Angeles Unified School District (GO) Series
 A-1 (FGIC)
     5.500%, 07/01/18..............................  2,745  3,129,574
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................  2,200  2,639,626
Los Angeles Unified School District (GO) Series B
     5.000%, 07/01/22..............................  1,350  1,641,829
Los Angeles Unified School District (GO) Series C
     2.000%, 07/01/17..............................  2,800  2,880,164
     5.000%, 07/01/20..............................    500    589,220
Los Angeles Unified School District (GO) Series
 E (AMBAC)
     5.000%, 07/01/15..............................    875    882,140
Los Angeles Unified School District (GO) Series
 G (AMBAC)
     5.000%, 07/01/16..............................    930    980,267
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/15..............................  1,250  1,260,200
     5.000%, 07/01/19..............................  3,390  3,909,111
Manhattan Beach Unified School District (GO)
 Series F
     4.000%, 09/01/21..............................    500    560,045

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Metropolitan Water District of Southern
 California (RB) Series C
     4.000%, 10/01/15.............................. $  900 $  914,112
Morgan Hill Unified School District (GO) Series A
     2.000%, 08/01/15..............................  1,615  1,622,203
Mount Diablo Unified School District (GO)
     5.000%, 02/01/19..............................    500    567,290
New Haven Unified School District (GO) (AGM)
     12.000%, 08/01/16.............................  2,480  2,836,153
     12.000%, 08/01/17.............................  2,965  3,699,579
     4.000%, 08/01/19..............................  1,430  1,590,589
Newark Unified School District (GO) Series B
     2.000%, 08/01/15..............................    275    276,207
     2.000%, 08/01/16..............................    560    571,273
Newhall School District (GO)
     --%, 08/01/18.................................  6,995  6,746,468
Northern California Power Agency (RB) Series A
     5.000%, 07/01/17..............................  1,000  1,091,370
Oakland-Alameda County Coliseum Authority (RB)
 Series A
     5.000%, 02/01/17..............................  3,700  3,985,196
Oceanside Unified School District (GO) Series A
 (ASSURED GTY)
     3.000%, 08/01/16..............................    350    361,365
Orange County (RB) Series A (NATL-RE)
     5.000%, 06/01/15..............................  2,000  2,008,120
Orange County Public Financing Authority (RB)
 (NATL-RE)
     5.000%, 07/01/16..............................  3,140  3,308,587
Orange County Sanitation District (CP) Series B
     3.000%, 08/01/16..............................  5,000  5,164,900
Orange County Sanitation District (RB) Series A
     5.000%, 02/01/24..............................  5,295  6,510,202
Palm Springs Financing Authority (RB) Series A
     3.000%, 11/01/15..............................    625    633,550
Palm Springs Unified School District (GO)
     5.000%, 08/01/15..............................  2,895  2,928,437
Palomar Pomerado Health (GO) Series A (AMBAC)
     5.000%, 08/01/15..............................    500    505,530
Pasadena Unified School District (GO)
     5.000%, 05/01/20..............................    550    645,959
Peralta Community College District (GO)
     5.000%, 08/01/17..............................  1,000  1,096,050
     5.000%, 08/01/18..............................  1,000  1,126,130
     5.000%, 08/01/19..............................  2,220  2,562,613

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Peralta Community College District (GO) (AGM)
            5.000%, 08/01/15............................. $  450 $  455,198
Peralta Community College District (GO) Series C
            5.000%, 08/01/15.............................  1,045  1,057,070
Petaluma Joint Union High School District (GO) Series A
            2.000%, 08/01/15.............................  2,075  2,084,254
Pleasanton Unified School District (GO) (AGM)
            5.250%, 08/01/16.............................    500    529,165
Poway Unified School District (GO)
            3.250%, 08/01/18.............................  1,350  1,447,902
Rancho Santiago Community College District (GO)
            3.000%, 09/01/15.............................  1,195  1,206,006
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/16.............................    300    319,290
Riverside County Transportation Commission (RB) Series A
            5.000%, 06/01/18.............................    500    562,625
Sacramento Area Flood Control Agency (SA) Series A
 (NATL-RE FGIC)
            5.000%, 10/01/15.............................    765    779,971
Sacramento County Sanitation Districts Financing
 Authority (RB) (NATL)
(currency)  5.000%, 12/01/36.............................
            (Pre-refunded @ $100, 6/1/16)................  4,380  4,601,672
Sacramento Municipal Utility District (RB) Series C
            5.000%, 08/15/16.............................  6,610  7,010,302
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17.............................    620    680,729
San Diego County Regional Transportation Commission (RB)
 Series A
            4.000%, 04/01/18.............................    425    463,981
            5.000%, 04/01/18.............................  1,285  1,439,688
San Diego Public Facilities Financing Authority (RB)
 Series B
            5.000%, 05/15/16.............................  1,550  1,625,035
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            5.000%, 05/15/18.............................    350    393,215
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
            5.000%, 05/15/18.............................  3,650  4,100,665
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A
            5.000%, 08/01/16.............................  6,200  6,556,872

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority
 Water Revenue (RB) Series B
     3.750%, 08/01/15.............................. $   250 $   252,160
San Diego Unified School District (GO) Series B
     1.000%, 07/01/15..............................   8,000   8,010,640
     2.000%, 07/01/15..............................  15,600  15,646,800
San Francisco Community College District (GO)
 Series A (AGM)
     5.000%, 06/15/15..............................   2,265   2,278,454
     5.000%, 06/15/16..............................   2,495   2,624,690
San Francisco Community College District (GO)
 Series C
     4.000%, 06/15/16..............................     845     879,561
     4.000%, 06/15/18..............................     485     528,829
San Francisco Unified School District (GO)
     5.000%, 06/15/16..............................     745     783,978
San Francisco Unified School District (GO)
 Series A
     5.000%, 09/24/15..............................   7,000   7,135,520
San Francisco Unified School District (GO)
 Series C (NATL-RE)
     5.000%, 06/15/15..............................   1,400   1,408,176
San Juan Unified School District (GO) (AGM)
     4.000%, 08/01/15..............................     600     605,544
San Juan Unified School District (GO) Series A
     1.000%, 08/01/15..............................   5,400   5,411,232
San Juan Unified School District (GO) Series B
     3.000%, 08/01/16..............................     700     722,995
San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21..............................     265     290,551
San Mateo County Community College District (GO)
     4.000%, 09/01/18..............................     775     851,578
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21..............................   4,225   4,838,216
Santa Clara County (GO) Series B
     5.000%, 08/01/18..............................   5,000   5,654,600
Santa Clara County Financing Authority (RB)
 Series A
     5.000%, 02/01/19..............................   3,610   4,107,205
Santa Clara Unified School District (GO)
     4.000%, 07/01/15..............................     500     503,145
Santa Clara Valley Transportation Authority (RB)
 Series B
     5.000%, 04/01/18..............................   8,215   9,191,353
Santa Margarita-Dana Point Authority (RB) Series
 B (GO OF DIST)
     4.000%, 08/01/17..............................   1,000   1,076,660

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Sequoia Union High School District (GO) Series B (AGM)
(currency)  5.500%, 07/01/35 (Pre-refunded @ $100,
            7/1/16)...................................... $ 9,030 $ 9,574,509
Solano County Community College District (GO) (NATL-RE)
            5.000%, 08/01/15.............................   1,115   1,127,878
South San Francisco Unified School District (GO) Series G
            3.500%, 07/01/18.............................  27,075  29,119,704
Southern California Public Power Authority (RB)
            4.000%, 07/01/15.............................   2,200   2,213,706
            5.000%, 07/01/18.............................   1,135   1,279,440
            5.000%, 07/01/18.............................   1,475   1,662,708
            5.000%, 07/01/20.............................   1,175   1,386,594
Southwestern Community College District (GO) Series A
            5.500%, 08/01/17.............................     275     301,554
Sweetwater Union High School District (GO)
            5.000%, 01/01/18.............................   1,750   1,932,962
Union Elementary School District (GO) Series A
            3.000%, 09/01/18.............................   1,130   1,200,602
Upland Unified School District (GO)
            1.000%, 08/01/16.............................     900     907,002
Vista Unified School District (GO) (AGM)
            4.000%, 08/01/15.............................   1,000   1,009,240
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/17.............................   1,585   1,735,385
            5.000%, 08/01/18.............................   1,415   1,590,573
            5.000%, 08/01/20.............................     820     962,254

                                                     Face
                                                    Amount      Value+
                                                    ------      ------
                                                    (000)
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
    5.000%, 08/01/17............................. $      425 $    465,324
Westlands Water District (RB) Series A (AGM)
    4.000%, 09/01/20.............................      1,045    1,174,152
Wiseburn School District (GO) Series A (NATL-RE)
    5.000%, 08/01/15.............................        400      404,620
Yolo County Washington Unified School District
 (GO)
    4.000%, 08/01/20.............................      1,000    1,117,990
Yosemite Community College District (GO)
    1.000%, 08/01/17.............................      1,850    1,856,142
                                                             ------------
TOTAL MUNICIPAL BONDS............................             714,084,529
                                                             ------------

COMMERCIAL PAPER -- (5.0%)
City & County of San Francisco (RB) Series 1
    0.040%, 05/05/15.............................     25,000   24,999,750
City & County of San Francisco (RB) Series 2
    0.040%, 05/05/15.............................     12,895   12,894,871
                                                             ------------
TOTAL COMMERCIAL PAPER...........................              37,894,621
                                                             ------------

                                                    Shares
                                                    ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
    JPMorgan Tax Free Money Market Fund..........  7,970,246    7,970,246
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $757,416,969)............................             $759,949,396
                                                             ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $714,084,529   --    $714,084,529
    Commercial Paper...........         --   37,894,621   --      37,894,621
    Temporary Cash Investments. $7,970,246           --   --       7,970,246
                                ---------- ------------   --    ------------
    TOTAL...................... $7,970,246 $751,979,150   --    $759,949,396
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (99.6%)
CALIFORNIA -- (99.6%)
Albany Unified School District (GO)
            4.000%, 08/01/21............................. $  240 $  271,778
Alhambra Unified School District (GO) Series A (ASSURED
 GTY)
            5.250%, 08/01/18.............................    375    423,098
Alum Rock Union Elementary School District (GO) Series A
            5.000%, 09/01/21.............................    730    871,394
Amador County Unified School District (GO)
            4.000%, 08/01/19.............................    385    410,799
Anaheim Public Financing Authority (RB)
            5.000%, 08/01/17.............................    500    545,915
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.............................    500    568,105
            5.000%, 08/01/22.............................  1,650  1,993,117
Azusa Unified School District (GO)
            5.000%, 07/01/21.............................    425    506,630
Baldwin Park Unified School District (GO) (AGM)
            5.000%, 08/01/17.............................    100    109,113
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................  1,000  1,089,000
(currency)  5.000%, 04/01/34 (Pre-refunded @ $100,
            4/1/18)......................................  1,600  1,786,240
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100,
            4/1/19)......................................  1,900  2,190,757
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................    200    227,266
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21.............................     75     78,401
California Educational Facilities Authority (RB)
            5.000%, 10/01/16.............................    500    531,255
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded @ $100,
            10/1/18).....................................  1,000  1,187,020
California State (GO)
            5.000%, 11/01/16.............................    150    160,209
            5.000%, 02/01/18.............................  2,350  2,610,732
            5.000%, 09/01/18.............................  1,325  1,495,885
            5.000%, 10/01/18.............................    250    282,858
            5.500%, 04/01/19.............................  2,755  3,204,506
            3.125%, 10/01/19.............................    100    107,789

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
    5.000%, 10/01/19............................. $1,000 $1,157,910
    5.000%, 10/01/19.............................    500    578,955
    4.000%, 11/01/19.............................    135    150,718
    5.000%, 10/01/20.............................    375    443,325
    5.000%, 12/01/20.............................    500    592,915
    5.000%, 02/01/21.............................    700    830,410
    5.000%, 04/01/21.............................    475    565,359
    5.000%, 09/01/21.............................  3,705  4,437,330
    5.000%, 02/01/22.............................  2,195  2,638,829
    5.000%, 04/01/22.............................    500    602,370
    4.000%, 09/01/22.............................    525    600,023
    5.250%, 09/01/22.............................    940  1,154,282
    5.250%, 10/01/22.............................  1,880  2,311,667
    5.000%, 12/01/22.............................  1,245  1,513,048
    5.000%, 02/01/23.............................  1,150  1,391,592
    5.000%, 10/01/23.............................    100    121,979
    5.000%, 11/01/23.............................    875  1,068,314
California State (GO) Series B
    5.000%, 09/01/23.............................  2,285  2,784,592
California State Department of Water Resources
 (RB) Series AR
    5.000%, 12/01/22.............................  3,210  3,939,151
    5.000%, 12/01/23.............................    900  1,114,911
California State Department of Water Resources
 (RB) Series AS
    5.000%, 12/01/22.............................  1,500  1,840,725
California State Department of Water Resources
 Power Supply Revenue (RB) Series L
    5.000%, 05/01/17.............................    450    489,087
    5.000%, 05/01/18.............................  1,260  1,409,625
    5.000%, 05/01/20.............................  1,600  1,877,456
California State Department of Water Resources
 Power Supply Revenue (RB) Series M
    4.000%, 05/01/19.............................    455    504,663
California State Economic Recovery (GO) Series A
    4.400%, 07/01/18.............................    410    455,084
    5.000%, 07/01/19.............................    600    693,726
California State University (RB) Series A
    2.500%, 11/01/18.............................  1,500  1,575,375
    5.000%, 11/01/18.............................  2,500  2,839,275
    5.000%, 11/01/19.............................    450    523,868
California State University (RB) Series C (AGM)
    5.000%, 11/01/22.............................    100    122,482
Capistrano Unified School District School
 Facilities Improvement District No. 1 (GO)
    4.000%, 08/01/22.............................    170    192,437
Central Marin Sanitation Agency (RB)
    3.000%, 09/01/18.............................  1,180  1,256,122

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Chabot-Las Positas Community College District
 (GO)
    5.000%, 08/01/22............................. $  900 $1,087,155
    4.000%, 08/01/23.............................  1,970  2,248,578
Chaffey Community College District (GO) Series E
    4.000%, 06/01/22.............................    335    385,173
Chino Hills Financing Authority (RB)
    4.000%, 06/01/18.............................    500    546,065
Chino Valley Unified School District (GO) Series
 A
    4.000%, 08/01/21.............................    200    227,116
Chula Vista Elementary School District (GO)
    5.000%, 08/01/22.............................  1,835  2,204,220
City & County of San Francisco (GO)
    4.000%, 06/15/20.............................    800    905,200
City & County of San Francisco (GO) Series A
    5.000%, 06/15/22.............................  2,200  2,682,658
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21.............................    470    565,100
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.............................    250    287,670
City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18.............................    500    568,410
City of Los Angeles (GO) Series A
    4.000%, 09/01/18.............................    780    856,268
City of Los Angeles (GO) Series B
    5.000%, 09/01/19.............................    600    694,920
City of Riverside Water Revenue (RB) Series A
    5.000%, 10/01/18.............................    300    338,034
City of Sacramento Unified School District (GO)
    5.000%, 07/01/18.............................    300    336,681
    5.000%, 07/01/24.............................  1,800  2,159,640
City of San Francisco Public Utilities
 Commission Water Revenue (RB) Series A
    5.000%, 11/01/15.............................     40     40,942
    5.000%, 11/01/15.............................    135    138,191
Coachella Valley Unified School District (GO)
 (BAM)
    4.000%, 08/01/22.............................    825    925,609
Colton Joint Unified School District (GO)
    5.000%, 08/01/21.............................    900  1,072,143
Conejo Valley Unified School District (GO)
    2.000%, 08/01/18.............................  2,350  2,390,725
    4.000%, 08/01/18.............................    115    124,244

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Contra Costa County Public Financing Authority
 (RB) Series B (NATL-RE)
    5.000%, 06/01/15............................. $  200 $  200,774
Contra Costa County Walnut Creek Elementary
 School District (GO)
    1.500%, 09/01/17.............................    500    505,145
Culver City School Facilities Financing
 Authority (RB) (AGM GO OF DIST)
    5.500%, 08/01/26.............................    855  1,102,018
Cupertino Union School District (GO) Series A
    4.000%, 08/01/17.............................    275    295,826
Davis Joint Unified School District (GO)
    5.000%, 08/01/18.............................    420    472,975
Davis Joint Unified School District Community
 Facilities District (ST) (AGM)
    3.000%, 08/15/22.............................  1,000  1,043,910
Davis Joint Unified School District Community
 Facilities District No. 2 (ST) (AGM)
    3.000%, 08/15/19.............................    500    526,490
Dublin Unified School District (GO)
    5.000%, 02/01/19.............................    425    484,037
    5.000%, 08/01/23.............................  1,665  2,035,546
East Side Union High School District (GO)
    4.000%, 08/01/21.............................    600    679,446
East Side Union High School District (GO) Series
 D
    3.000%, 08/01/19.............................    825    880,184
El Dorado Irrigation District & El Dorado Water
 Agency (CP) Series A (ASSURED GTY)
    4.000%, 08/01/16.............................    530    552,811
El Monte City School District (GO) Series A
 (ASSURED GTY)
    5.000%, 08/01/15.............................    175    177,021
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/21.............................  1,285  1,434,201
Enterprise Elementary School District (GO)
    4.000%, 09/01/19.............................    500    544,230
Escondido Union School District (GO) Series B
 (NATL-RE FGIC)
    5.000%, 08/01/15.............................    450    455,234
    5.000%, 08/01/16.............................    400    423,024
Fallbrook Union Elementary School District (GO)
 Series A
    5.000%, 08/01/20.............................    200    235,138
Folsom Cordova Unified School District School
 Facilities Improvement District No. 4 (GO)
 Series A (NATL-RE)
    5.000%, 10/01/16.............................    500    531,255

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Fontana Unified School District (GO)
     5.000%, 08/01/19.............................. $  600 $  693,942
     4.000%, 08/01/21..............................  1,585  1,812,004
     4.000%, 08/01/22..............................    875  1,007,650
Fountain Valley Public Finance Authority (RB)
 Series A
     5.000%, 07/01/24..............................    250    307,055
Franklin-Mckinley School District (GO) (ASSURED
 GTY)
     5.000%, 08/01/17..............................    275    300,897
Fresno Unified School District (GO) Series A
 (AGM)
     4.500%, 08/01/20..............................    480    553,066
Gilroy Unified School District (GO) (AGM)
     4.000%, 08/01/24..............................  2,615  2,994,750
Gilroy Unified School District (GO) Series A
 (ASSURED GTY)
     5.000%, 08/01/18..............................    500    562,040
Grossmont Union High School District (GO) Series
 A
     5.000%, 08/01/18..............................    200    224,748
Hacienda La Puente Unified School District (GO)
 (NATL)
     5.000%, 08/01/23..............................    225    272,228
Huntington Beach Public Financing Authority (RB)
     4.000%, 09/01/18..............................    200    214,996
Jurupa Unified School District (GO) (AGM)
     4.000%, 08/01/18..............................    235    255,837
     5.000%, 08/01/20..............................    725    848,779
Liberty Union High School District (GO)
     5.000%, 08/01/20..............................    380    446,549
     4.000%, 08/01/21..............................    500    566,840
Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20..............................    540    628,614
Los Altos Elementary School District (GO)
     4.000%, 08/01/21..............................    250    286,125
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A
     4.500%, 08/15/18..............................    300    330,804
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/17..............................    525    574,397
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     5.000%, 07/01/17..............................    300    325,590
     5.000%, 07/01/18..............................    665    739,074
Los Angeles County Metropolitan Transportation
 Authority (RB) Series B
     5.000%, 07/01/20..............................    525    621,264

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles Department of Water & Power (RB)
 Series A
     5.000%, 07/01/19.............................. $  750 $  865,837
Los Angeles Department of Water & Power (RB)
 Series B
     5.000%, 07/01/22..............................    435    529,360
Los Angeles Department of Water & Power (RB)
 Series D
     4.000%, 07/01/19..............................  1,000  1,114,020
Los Angeles Municipal Improvement Corp. (RB)
 Series A
     5.000%, 09/01/16..............................    200    211,708
Los Angeles Municipal Improvement Corp. (RB)
 Series C
     3.000%, 03/01/16..............................    250    255,455
Los Angeles Unified School District (GO)
 (NATL-RE)
     5.750%, 07/01/15..............................    125    126,176
Los Angeles Unified School District (GO) Series A
     3.000%, 07/01/19..............................    475    509,352
     5.000%, 07/01/20..............................    150    176,766
     2.000%, 07/01/22..............................    630    639,689
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/23..............................  2,400  2,949,408
Los Angeles Unified School District (GO) Series D
     4.000%, 07/01/17..............................    200    214,272
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/15..............................    250    252,040
     5.000%, 07/01/18..............................    750    843,450
Los Rios Community College District (GO) Series B
     5.000%, 08/01/23..............................    510    623,072
Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    450    532,566
     5.000%, 08/01/22..............................    485    580,783
Manhattan Beach Unified School District (GO)
 Series C
     3.500%, 09/01/21..............................  1,185  1,292,254
Manhattan Beach Unified School District (GO)
 Series E
     3.000%, 09/01/22..............................    560    594,815
Mendocino-Lake Community College District (GO)
 Series A (NATL-RE)
     5.000%, 08/01/17..............................    100    108,600
Merced Union High School District (GO) Series A
 (ASSURED GTY)
     4.000%, 08/01/18..............................    250    268,860
Montebello Unified School District (GO)
     5.000%, 08/01/20..............................    415    486,309
Moreno Valley Public Financing Authority (RB)
     5.000%, 11/01/20..............................  1,470  1,707,287

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Morongo Unified School District (GO)
    3.000%, 08/01/22............................. $  480 $  496,435
Mount Diablo Unified School District (GO)
    3.250%, 08/01/19.............................    500    537,080
New Haven Unified School District (GO) (ASSURED
 GTY)
    5.000%, 08/01/19.............................    150    173,016
Oakland Joint Powers Financing Authority (RB)
 Series B (ASSURED GTY)
    4.500%, 08/01/18.............................    500    552,760
Oceanside Unified School District (GO)
    4.000%, 08/01/17.............................    300    321,813
Oxnard Union High School District (GO)
    4.000%, 08/01/21.............................    320    362,371
    4.000%, 08/01/22.............................    500    568,875
Oxnard Union High School District (GO) Series A
 (AGM)
    4.000%, 08/01/15.............................    245    247,156
Peralta Community College District (GO)
    5.000%, 08/01/17.............................    100    109,605
Peralta Community College District (GO) (AGM)
    5.000%, 08/01/15.............................    200    202,310
Placentia-Yorba Linda Unified School District
 (GO) Series A
    5.000%, 08/01/18.............................    275    308,842
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21.............................    800    933,872
Pomona Unified School District (GO) Series C
    4.000%, 08/01/16.............................    250    260,728
Porterville Unified School District Facilities
 Improvement District (GO) Series B (AGM)
    5.000%, 08/01/18.............................    450    500,661
    5.000%, 08/01/19.............................    325    368,960
Poway Unified School District (GO)
    5.000%, 08/01/19.............................    200    231,404
Rancho Santiago Community College District (GO)
 (AGM)
    5.250%, 09/01/20.............................    500    597,255
Redlands Financing Authority (RB) Series A
    5.000%, 09/01/22.............................  1,290  1,555,276
Roseville City School District (GO)
    5.000%, 08/01/17.............................    400    438,232
Sacramento Municipal Utility District (RB)
 Series U (AGM)
    5.000%, 08/15/17.............................    125    137,244

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Saddleback Valley Unified School District (GO)
    5.000%, 08/01/22............................. $  465 $  565,203
San Diego County Regional Transportation
 Commission (RB) Series A
    5.000%, 04/01/18.............................  1,365  1,529,319
San Diego County Water Authority Financing Corp.
 (RB) Series A
    4.000%, 05/01/17.............................    450    479,741
San Diego Public Facilities Financing Authority
 Water Revenue (RB) Series A
    5.000%, 08/01/16.............................    400    423,024
San Diego Unified School District (GO) Series
 C-2 (AGM)
    5.500%, 07/01/21.............................    600    733,884
    5.500%, 07/01/25.............................  2,550  3,269,202
San Dieguito Union High School District (GO)
 Series A-2
    5.000%, 08/01/23.............................    490    603,224
San Juan Unified School District (GO)
    5.000%, 08/01/22.............................    800    976,640
San Juan Unified School District (GO) Series B
    3.000%, 08/01/16.............................    260    268,541
San Mateo County Community College District (GO)
    4.000%, 09/01/18.............................    700    769,167
San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21.............................  1,500  1,717,710
Santa Ana Unified School District (GO) Series A
    5.000%, 08/01/18.............................    275    308,187
Santa Cruz City High School District (GO)
    4.000%, 08/01/22.............................    715    800,671
Santa Monica Community College District (GO)
 Series A
    5.000%, 08/01/22.............................    225    275,195
Santa Monica Public Financing Authority (RB)
 Series B
    4.000%, 12/01/19.............................    175    195,659
Saugus Union School District (GO) (NATL-RE FGIC)
    5.250%, 08/01/17.............................    500    550,445
Saugus/Hart School Facilities Financing
 Authority (RB) Series B
    5.000%, 09/01/15.............................    300    304,566
Sequoia Union High School District (GO) Series A
    4.000%, 07/01/16.............................    360    375,354
South San Francisco Unified School District (GO)
 Series G
    3.500%, 07/01/18.............................  5,600  6,022,912

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Southern California Public Power Authority (RB)
     5.000%, 07/01/18.............................. $  250 $  281,815
     5.000%, 07/01/18..............................    150    169,089
     4.000%, 07/01/19..............................    575    641,303
     5.000%, 07/01/19..............................    650    751,250
Standard Elementary School District (GO) Series A
     4.000%, 08/01/24..............................    240    272,921
Stockton Unified School District (GO) (AGM)
     5.000%, 07/01/20..............................    150    173,369
Sweetwater Union High School District (GO)
     5.000%, 01/01/18..............................  1,200  1,325,460
Tahoe Forest Hospital District (GO)
     4.000%, 08/01/20..............................    295    332,335
Val Verde Unified School District (GO) Series B
 (AGM)
     3.000%, 08/01/17..............................    200    209,970
West Contra Costa Unified School District (GO)
 (AGM)
     5.000%, 08/01/17..............................    195    213,502
     5.000%, 08/01/18..............................    900  1,011,672
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
     5.000%, 08/01/17..............................    175    191,604
West Contra Costa Unified School District (GO)
 Series B
     6.000%, 08/01/20..............................  1,065  1,303,155
West Covina Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    385    449,465

                                                    Face
                                                   Amount     Value+
                                                   ------     ------
                                                   (000)
CALIFORNIA -- (Continued)
Western Riverside County Regional Wastewater
 Authority (RB) (ASSURED GTY)
    5.000%, 09/01/19............................. $    250 $    275,555
Westside Union School District (GO) Series A
    4.000%, 08/01/23.............................      700      797,846
Wright Elementary School District (GO) Series A
    3.000%, 08/01/20.............................      165      175,791
Yolo County Washington Unified School District
 (GO)
    4.000%, 08/01/19.............................      450      498,960
Yosemite Union High School District (GO) (AGM)
    4.000%, 08/01/19.............................      395      419,498
Yuba Community College District (GO) Series C
    5.000%, 08/01/17.............................      240      261,814
                                                           ------------
TOTAL MUNICIPAL BONDS............................           164,071,720
                                                           ------------

                                                   Shares
                                                   ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    JPMorgan Tax Free Money Market Fund..........  697,262      697,262
                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $161,829,079)............................           $164,768,982
                                                           ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                 ------------------------------------------
                                 Level 1    Level 2    Level 3    Total
                                 -------- ------------ ------- ------------
     Municipal Bonds............       -- $164,071,720   --    $164,071,720
     Temporary Cash Investments. $697,262           --   --         697,262
                                 -------- ------------   --    ------------
     TOTAL...................... $697,262 $164,071,720   --    $164,768,982
                                 ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                 DFA
                                                                             DFA Two-Year    Selectively   DFA Five-Year
                                                              DFA One-Year   Global Fixed   Hedged Global  Global Fixed
                                                              Fixed Income      Income      Fixed Income      Income
                                                               Portfolio*     Portfolio*      Portfolio     Portfolio*
                                                             -------------- --------------  ------------- --------------
ASSETS:
Investments at Value (including $74,294, $225,129, $6,131
 and $342,017 of securities on loan, respectively).......... $    7,707,102 $    5,899,317  $  1,123,202  $   10,350,534
Temporary Cash Investments at Value & Cost..................         72,279             --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................         68,452        229,632         6,269         310,047
Foreign Currencies at Value.................................             --              4             1             118
Cash........................................................             --         47,277         5,999         116,330
Receivables:
  Investment Securities Sold................................        119,480         53,264           650           9,543
  Interest..................................................         20,810         23,019         7,205          56,292
  Securities Lending Income.................................              5             16             1              26
  Fund Shares Sold..........................................         14,811         11,034           486          32,589
Unrealized Gain on Forward Currency Contracts...............             --          2,420        20,014             897
Unrealized Gain on Foreign Currency Contracts...............             --             86            --              --
Prepaid Expenses and Other Assets...........................            129             96            28             124
                                                             -------------- --------------  ------------  --------------
     Total Assets...........................................      8,003,068      6,266,165     1,163,855      10,876,500
                                                             -------------- --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         68,452        229,632         6,269         310,047
  Investment Securities Purchased...........................         94,547         42,524         2,053          27,307
  Fund Shares Redeemed......................................         64,014         53,194           372           5,577
  Due to Advisor............................................            994            741           140           2,153
Unrealized Loss on Forward Currency Contracts...............             --         24,453            --          19,109
Accrued Expenses and Other Liabilities......................            589            475            52             486
                                                             -------------- --------------  ------------  --------------
     Total Liabilities......................................        228,596        351,019         8,886         364,679
                                                             -------------- --------------  ------------  --------------
NET ASSETS.................................................. $    7,774,472 $    5,915,146  $  1,154,969  $   10,511,821
                                                             ============== ==============  ============  ==============
Institutional Class Shares -- based on net assets of
 $7,774,472; $5,915,146; $1,154,969 and $10,511,821
 and shares outstanding of 753,183,419; 595,509,334;
 118,519,133 and 948,110,708, respectively.................. $        10.32 $         9.93  $       9.74  $        11.09
                                                             ============== ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000  2,000,000,000   300,000,000   1,500,000,000
                                                             ============== ==============  ============  ==============
Investments at Cost......................................... $    7,700,875 $    5,933,016  $  1,116,680  $   10,260,318
                                                             ============== ==============  ============  ==============
Foreign Currencies at Cost.................................. $           -- $            4  $          1  $          115
                                                             ============== ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    7,762,440 $    5,992,982  $  1,200,717  $   10,343,097
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          2,419         (1,153)        5,138          48,567
Accumulated Net Realized Gain (Loss)........................          3,386        (20,982)      (77,422)         48,105
Net Unrealized Foreign Exchange Gain (Loss).................             --        (22,002)       20,014         (18,167)
Net Unrealized Appreciation (Depreciation)..................          6,227        (33,699)        6,522          90,219
                                                             -------------- --------------  ------------  --------------
NET ASSETS.................................................. $    7,774,472 $    5,915,146  $  1,154,969  $   10,511,821
                                                             ============== ==============  ============  ==============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                             DFA World ex                   DFA
                                                                 U.S.       DFA Short-  Intermediate  DFA Short-
                                                              Government       Term      Government  Term Extended
                                                             Fixed Income   Government  Fixed Income    Quality
                                                              Portfolio     Portfolio    Portfolio    Portfolio*
                                                             ------------  ------------ ------------ -------------
ASSETS:
Investments at Value (including $0, $0, $0 and $101,836 of
 securities on loan, respectively).......................... $    474,958  $  2,199,031 $  4,454,757 $  4,386,363
Temporary Cash Investments at Value & Cost..................           --         5,477        6,190           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --           --       91,417
Foreign Currencies at Value.................................          360            --           --           13
Cash........................................................        6,884            --           --       57,199
Receivables:
  Investment Securities Sold................................           --            --           --          992
  Interest..................................................        4,807        14,397       47,748       30,276
  Securities Lending Income.................................           --            --           --           10
  Fund Shares Sold..........................................        1,948        18,341        5,335        6,210
Unrealized Gain on Forward Currency Contracts...............           19            --           --           --
Prepaid Expenses and Other Assets...........................           21            41           49           71
                                                             ------------  ------------ ------------ ------------
     Total Assets...........................................      488,997     2,237,287    4,514,079    4,572,551
                                                             ------------  ------------ ------------ ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --           --       91,417
  Investment Securities Purchased...........................           --            --           --       23,948
  Fund Shares Redeemed......................................           35           954       30,635        1,330
  Due to Advisor............................................           64           309          372          693
Unrealized Loss on Forward Currency Contracts...............       11,821            --           --           --
Accrued Expenses and Other Liabilities......................            9           110          207          135
                                                             ------------  ------------ ------------ ------------
     Total Liabilities......................................       11,929         1,373       31,214      117,523
                                                             ------------  ------------ ------------ ------------
NET ASSETS.................................................. $    477,068  $  2,235,914 $  4,482,865 $  4,455,028
                                                             ============  ============ ============ ============
Institutional Class Shares -- based on net assets of
 $477,068; $2,235,914; $4,482,865 and $4,455,028 and
 shares outstanding of 45,364,194; 208,103,663;
 352,212,510 and 409,173,907, respectively.................. $      10.52  $      10.74 $      12.73 $      10.89
                                                             ============  ============ ============ ============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000  700,000,000  500,000,000
                                                             ============  ============ ============ ============
Investments at Cost......................................... $    496,914  $  2,187,962 $  4,298,537 $  4,353,902
                                                             ============  ============ ============ ============
Foreign Currencies at Cost.................................. $        349  $         -- $         -- $         16
                                                             ============  ============ ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    471,000  $  2,216,443 $  4,304,009 $  4,413,378
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................       (8,077)        3,237       16,151        8,544
Accumulated Net Realized Gain (Loss)........................       47,974         5,165        6,485          648
Net Unrealized Foreign Exchange Gain (Loss).................      (11,884)           --           --           --
Net Unrealized Appreciation (Depreciation)..................      (21,945)       11,069      156,220       32,458
                                                             ------------  ------------ ------------ ------------
NET ASSETS.................................................. $    477,068  $  2,235,914 $  4,482,865 $  4,455,028
                                                             ============  ============ ============ ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                  DFA
                                                             Intermediate-                 DFA Inflation-  DFA Short-
                                                             Term Extended       DFA         Protected    Duration Real
                                                                Quality      Investment      Securities      Return
                                                              Portfolio*   Grade Portfolio   Portfolio      Portfolio
                                                             ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................           --   $  3,276,595              --            --
Investments at Value (including $203,037, $0, $0 and
 $4,800 of securities on loan, respectively)................ $  2,577,368             --    $  2,913,812  $    740,462
Temporary Cash Investments at Value & Cost..................           --         41,889          13,346            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      179,631             --              --         4,926
Segregated Cash for Swaps Contracts.........................           --             --              --         2,950
Cash........................................................       12,068             --              --        22,146
Receivables:
  Investment Securities Sold................................       10,921             --              --            --
  Interest..................................................       25,327              2           7,931         4,502
  Securities Lending Income.................................           44             --              --             1
  Fund Shares Sold..........................................       39,371         51,551           2,648           970
Unrealized Gain on Swap Contracts...........................           --             --              --           251
Prepaid Expenses and Other Assets...........................           30            104              35            32
                                                             ------------   ------------    ------------  ------------
     Total Assets...........................................    2,844,760      3,370,141       2,937,772       776,240
                                                             ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      179,631             --              --         4,926
  Investment Securities Purchased...........................       20,030         36,712              --        17,229
  Fund Shares Redeemed......................................        1,567            586           1,448           412
  Due to Advisor............................................          413             45             240           115
Unrealized Loss on Swap Contracts...........................           --             --              --        14,459
Accrued Expenses and Other Liabilities......................           50             44             142            27
                                                             ------------   ------------    ------------  ------------
     Total Liabilities......................................      201,691         37,387           1,830        37,168
                                                             ------------   ------------    ------------  ------------
NET ASSETS.................................................. $  2,643,069   $  3,332,754    $  2,935,942  $    739,072
                                                             ============   ============    ============  ============
Institutional Class Shares -- based on net assets of
 $2,643,069; $3,332,754; $2,935,942 and $739,072 and
 shares outstanding of 241,887,765; 305,155,337;
 246,804,744 and 74,783,596, respectively................... $      10.93   $      10.92    $      11.90  $       9.88
                                                             ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED.................................  300,000,000    400,000,000     500,000,000   100,000,000
                                                             ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost...... $         --   $  3,227,094    $         --  $         --
                                                             ------------   ------------    ------------  ------------
Investments at Cost......................................... $  2,517,746   $         --    $  2,789,744  $    735,367
                                                             ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $  2,573,149   $  3,271,448    $  2,841,297  $    747,964
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        7,337          3,768         (30,668)        2,523
Accumulated Net Realized Gain (Loss)........................        2,961          8,037           1,245        (2,302)
Net Unrealized Appreciation (Depreciation)..................       59,622         49,501         124,068        (9,113)
                                                             ------------   ------------    ------------  ------------
NET ASSETS.................................................. $  2,643,069   $  3,332,754    $  2,935,942  $    739,072
                                                             ============   ============    ============  ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                          DFA Short-
                                                                           DFA Municipal                     Term
                                                                            Real Return  DFA Municipal    Municipal
                                                                             Portfolio   Bond Portfolio Bond Portfolio
                                                                           ------------- -------------- --------------
ASSETS:
Investments at Value...................................................... $     82,499   $     36,514   $  2,171,156
Temporary Cash Investments at Value & Cost................................        3,458          1,167         15,651
Receivables:
  Interest................................................................          886            342         26,744
  Fund Shares Sold........................................................          397             47          1,439
Unrealized Gain on Swap Contracts.........................................          228             --             --
Deferred Offering Costs...................................................           34              1             --
Prepaid Expenses and Other Assets.........................................           11             24             35
                                                                           ------------   ------------   ------------
     Total Assets.........................................................       87,513         38,095      2,215,025
                                                                           ------------   ------------   ------------
LIABILITIES:
Payables:
  Investment Securities Purchased.........................................           --          1,189          1,990
  Fund Shares Redeemed....................................................           57             --          3,104
  Due to Advisor..........................................................            8              4            363
Unrealized Loss on Swap Contracts.........................................          742             --             --
Accrued Expenses and Other Liabilities....................................            6              3            111
                                                                           ------------   ------------   ------------
     Total Liabilities....................................................          813          1,196          5,568
                                                                           ------------   ------------   ------------
NET ASSETS................................................................ $     86,700   $     36,899   $  2,209,457
                                                                           ============   ============   ============
Institutional Class Shares -- based on net assets of $86,700; $36,899 and
 $2,209,457 and shares outstanding of 8,843,948; 3,682,040 and
 216,902,232, respectively................................................ $       9.80   $      10.02   $      10.19
                                                                           ============   ============   ============
NUMBER OF SHARES AUTHORIZED...............................................  100,000,000    100,000,000    500,000,000
                                                                           ============   ============   ============
Investments at Cost....................................................... $     82,786   $     36,524   $  2,166,389
                                                                           ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................... $     87,425   $     36,872   $  2,203,084
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).......................................................           76             37          1,674
Accumulated Net Realized Gain (Loss)......................................           --             --            (68)
Net Unrealized Appreciation (Depreciation)................................         (801)           (10)         4,767
                                                                           ------------   ------------   ------------
NET ASSETS................................................................ $     86,700   $     36,899   $  2,209,457
                                                                           ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                  DFA                      DFA California
                                                                             Intermediate-  DFA California Intermediate-
                                                                                  Term        Short-Term        Term
                                                                               Municipal      Municipal      Municipal
                                                                             Bond Portfolio Bond Portfolio Bond Portfolio
                                                                             -------------- -------------- --------------
ASSETS:
Investments at Value........................................................  $    641,153   $    751,979   $    164,072
Temporary Cash Investments at Value & Cost..................................         7,745          7,970            697
Receivables:
  Interest..................................................................         6,918          8,093          1,745
  Fund Shares Sold..........................................................         2,133          5,528            775
Prepaid Expenses and Other Assets...........................................            28             19              9
                                                                              ------------   ------------   ------------
     Total Assets...........................................................       657,977        773,589        167,298
                                                                              ------------   ------------   ------------
LIABILITIES:
Payables:
  Investment Securities Purchased...........................................            --          6,666             --
  Fund Shares Redeemed......................................................           118            876            537
  Due to Advisor............................................................           103            125             26
Accrued Expenses and Other Liabilities......................................            14             28              5
                                                                              ------------   ------------   ------------
     Total Liabilities......................................................           235          7,695            568
                                                                              ------------   ------------   ------------
NET ASSETS..................................................................  $    657,742   $    765,894   $    166,730
                                                                              ============   ============   ============
Institutional Class Shares -- based on net assets of $657,742; $765,894 and
 $166,730 and shares outstanding of 65,229,146; 74,424,449 and
 15,931,369, respectively...................................................  $      10.08   $      10.29   $      10.47
                                                                              ============   ============   ============
NUMBER OF SHARES AUTHORIZED.................................................   100,000,000    300,000,000    100,000,000
                                                                              ============   ============   ============
Investments at Cost.........................................................  $    633,274   $    749,447   $    161,132
                                                                              ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................  $    649,155   $    762,900   $    163,571
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................           801            470            219
Accumulated Net Realized Gain (Loss)........................................           (93)            (8)            --
Net Unrealized Appreciation (Depreciation)..................................         7,879          2,532          2,940
                                                                              ------------   ------------   ------------
NET ASSETS..................................................................  $    657,742   $    765,894   $    166,730
                                                                              ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       DFA
                                                                                   Selectively
                                                            DFA One-    DFA Two-      Hedged     DFA Five-
                                                           Year Fixed Year Global  Global Fixed Year Global
                                                             Income   Fixed Income    Income    Fixed Income
                                                           Portfolio   Portfolio    Portfolio    Portfolio
                                                           ---------- ------------ ------------ ------------
Investment Income
  Interest................................................  $21,950    $  20,842     $  9,118     $ 91,229
  Income from Securities Lending..........................      111           68           17          239
                                                            -------    ---------     --------     --------
     Total Investment Income..............................   22,061       20,910        9,135       91,468
                                                            -------    ---------     --------     --------
Expenses
  Investment Advisory Services Fees.......................    6,342        4,550          827       12,647
  Accounting & Transfer Agent Fees........................      240          173           33          285
  Custodian Fees..........................................       85          143           15          153
  Filing Fees.............................................      115           74           19          106
  Shareholders' Reports...................................      104           95           13          140
  Directors'/Trustees' Fees & Expenses....................       32           23            4           37
  Professional Fees.......................................       84           58           10           91
  Other...................................................      108           83           15          128
                                                            -------    ---------     --------     --------
     Total Expenses.......................................    7,110        5,199          936       13,587
                                                            -------    ---------     --------     --------
  Fees Paid Indirectly (Note C)...........................       --          (12)          (9)         (30)
                                                            -------    ---------     --------     --------
  Net Expenses............................................    7,110        5,187          927       13,557
                                                            -------    ---------     --------     --------
  Net Investment Income (Loss)............................   14,951       15,723        8,208       77,911
                                                            -------    ---------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold............................    3,386     (154,367)      (6,173)     (21,604)
    Foreign Currency Transactions.........................       --      134,800      (60,704)      69,716
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............      183       53,913        9,715       71,209
    Translation of Foreign Currency Denominated Amounts...       --      (31,953)      37,777      (25,998)
                                                            -------    ---------     --------     --------
  Net Realized and Unrealized Gain (Loss).................    3,569        2,393      (19,385)      93,323
                                                            -------    ---------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...............................................  $18,520    $  18,116     $(11,177)    $171,234
                                                            =======    =========     ========     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                            DFA World ex                DFA      DFA Short-
                                                                U.S.     DFA Short- Intermediate    Term
                                                             Government     Term     Government   Extended
                                                            Fixed Income Government Fixed Income  Quality
                                                             Portfolio   Portfolio   Portfolio   Portfolio
                                                            ------------ ---------- ------------ ----------
Investment Income
  Interest.................................................   $  3,350    $11,445     $ 48,787    $35,948
  Income from Securities Lending...........................         --         --           --        108
                                                              --------    -------     --------    -------
     Total Investment Income...............................      3,350     11,445       48,787     36,056
                                                              --------    -------     --------    -------
Expenses
  Investment Advisory Services Fees........................        371      1,817        2,111      4,075
  Accounting & Transfer Agent Fees.........................         13         62          121        116
  Custodian Fees...........................................         15         10           20         37
  Filing Fees..............................................         14         29           37         57
  Shareholders' Reports....................................          4         27           55         52
  Directors'/Trustees' Fees & Expenses.....................          2          8           16         15
  Professional Fees........................................          3         19           37         36
  Other....................................................          6         27           50         53
                                                              --------    -------     --------    -------
     Total Expenses........................................        428      1,999        2,447      4,441
                                                              --------    -------     --------    -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............        (16)        --           --         41
  Fees Paid Indirectly (Note C)............................         (2)        --           --        (17)
                                                              --------    -------     --------    -------
  Net Expenses.............................................        410      1,999        2,447      4,465
                                                              --------    -------     --------    -------
  Net Investment Income (Loss).............................      2,940      9,446       46,340     31,591
                                                              --------    -------     --------    -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................     (1,543)     5,237        7,123     (2,172)
    Foreign Currency Transactions..........................     49,518         --           --      2,821
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............    (13,558)     8,955       55,195     17,502
    Translation of Foreign Currency Denominated Amounts....    (22,023)        --           --       (926)
                                                              --------    -------     --------    -------
  Net Realized and Unrealized Gain (Loss)..................     12,394     14,192       62,318     17,225
                                                              --------    -------     --------    -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................   $ 15,334    $23,638     $108,658    $48,816
                                                              ========    =======     ========    =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                        DFA
                                                                   Intermediate-               DFA
                                                                       Term         DFA     Inflation-  DFA Short-
                                                                     Extended    Investment Protected  Duration Real
                                                                      Quality      Grade    Securities    Return
                                                                     Portfolio   Portfolio  Portfolio    Portfolio
                                                                   ------------- ---------- ---------- -------------
Investment Income
  Income Distributions Received from Affiliated Investment
   Companies......................................................         --     $33,347          --          --
  Interest........................................................    $38,624           6    $(28,806)    $ 4,972
  Income from Securities Lending..................................        223          --          --          13
                                                                      -------     -------    --------     -------
     Total Investment Income......................................     38,847      33,353     (28,806)      4,985
                                                                      -------     -------    --------     -------
Expenses
  Investment Advisory Services Fees...............................      2,370       2,768       1,390         685
  Accounting & Transfer Agent Fees................................         68          11          80          21
  Custodian Fees..................................................         15          --          14          16
  Filing Fees.....................................................         22          57          27          30
  Shareholders' Reports...........................................         17          35          43           9
  Directors'/Trustees' Fees & Expenses............................          9          10          10           3
  Professional Fees...............................................         19           6          26           6
  Organizational & Offering Costs.................................         --          --          --           1
  Other...........................................................         30          26          34          11
                                                                      -------     -------    --------     -------
     Total Expenses...............................................      2,550       2,913       1,624         782
                                                                      -------     -------    --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................         57      (2,356)         --          42
  Fees Paid Indirectly (Note C)...................................          1          --          --          --
                                                                      -------     -------    --------     -------
  Net Expenses....................................................      2,608         557       1,624         824
                                                                      -------     -------    --------     -------
  Net Investment Income (Loss)....................................     36,239      32,796     (30,430)      4,161
                                                                      -------     -------    --------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................         --      10,305          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................      3,320         (67)      2,655        (298)
    Swap Contracts................................................         --          --          --      (2,003)
    Foreign Currency Transactions.................................         --          --          --         151
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................     34,126      28,856      70,549       4,818
    Swap Contracts................................................         --          --          --      (7,924)
    Translation of Foreign Currency Denominated Amounts...........         --          --          --         (16)
                                                                      -------     -------    --------     -------
  Net Realized and Unrealized Gain (Loss).........................     37,446      39,094      73,204      (5,272)
                                                                      -------     -------    --------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................    $73,685     $71,890    $ 42,774     $(1,111)
                                                                      =======     =======    ========     =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                  DFA Short-
                                                                            DFA          DFA         Term
                                                                         Municipal    Municipal   Municipal
                                                                        Real Return      Bond        Bond
                                                                        Portfolio(a) Portfolio(b) Portfolio
                                                                        ------------ ------------ ----------
Investment Income
  Interest.............................................................    $ 400         $ 59      $ 12,426
                                                                           -----         ----      --------
     Total Investment Income...........................................      400           59        12,426
                                                                           -----         ----      --------
Expenses
  Investment Advisory Services Fees....................................       60            9         2,182
  Accounting & Transfer Agent Fees.....................................        9            1            64
  Custodian Fees.......................................................        5           --            12
  Filing Fees..........................................................        3           --            69
  Shareholders' Reports................................................        1           --            22
  Directors'/Trustees' Fees & Expenses.................................       --           --             8
  Professional Fees....................................................       --           --            20
  Organizational & Offering Costs......................................       35           --            --
  Other................................................................        1            2            28
                                                                           -----         ----      --------
     Total Expenses....................................................      114           12         2,405
                                                                           -----         ----      --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................      (33)          (2)           --
                                                                           -----         ----      --------
  Net Expenses.........................................................       81           10         2,405
                                                                           -----         ----      --------
  Net Investment Income (Loss).........................................      319           49        10,021
                                                                           -----         ----      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................       --           --            (2)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..............................................     (287)         (10)      (10,631)
    Swap Contracts.....................................................     (514)          --            --
                                                                           -----         ----      --------
  Net Realized and Unrealized Gain (Loss)..............................     (801)         (10)      (10,633)
                                                                           -----         ----      --------
Net Increase (Decrease) in Net Assets Resulting from Operations........    $(482)        $ 39      $   (612)
                                                                           =====         ====      ========

----------
(a)The Portfolio commenced operations on November 4, 2014.
(b)The Portfolio commenced operations on March 10, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                      DFA
                                                                             DFA         DFA      California
                                                                        Intermediate- California Intermediate-
                                                                            Term      Short-Term     Term
                                                                          Municipal   Municipal    Municipal
                                                                            Bond         Bond        Bond
                                                                          Portfolio   Portfolio    Portfolio
                                                                        ------------- ---------- -------------
Investment Income
  Interest.............................................................    $ 5,013     $ 3,690      $1,422
                                                                           -------     -------      ------
     Total Investment Income...........................................      5,013       3,690       1,422
                                                                           -------     -------      ------
Expenses
  Investment Advisory Services Fees....................................        582         733         152
  Accounting & Transfer Agent Fees.....................................         19          23           7
  Custodian Fees.......................................................          3           4           1
  Filing Fees..........................................................         34          10           8
  Shareholders' Reports................................................          6           5           1
  Directors'/Trustees' Fees & Expenses.................................          2           3           1
  Professional Fees....................................................          4           6           1
  Other................................................................          8          10           1
                                                                           -------     -------      ------
     Total Expenses....................................................        658         794         172
                                                                           -------     -------      ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................         11          --           2
                                                                           -------     -------      ------
  Net Expenses.........................................................        669         794         174
                                                                           -------     -------      ------
  Net Investment Income (Loss).........................................      4,344       2,896       1,248
                                                                           -------     -------      ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................         (4)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..............................................     (1,484)     (2,671)       (233)
                                                                           -------     -------      ------
  Net Realized and Unrealized Gain (Loss)..............................     (1,488)     (2,671)       (233)
                                                                           -------     -------      ------
Net Increase (Decrease) in Net Assets Resulting from Operations........    $ 2,856     $   225      $1,015
                                                                           =======     =======      ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                         DFA Selectively Hedged
                                        DFA One-Year Fixed        DFA Two-Year Global      Global Fixed Income
                                         Income Portfolio       Fixed Income Portfolio          Portfolio
                                     ------------------------  ------------------------  ----------------------
                                     Six Months       Year     Six Months       Year     Six Months     Year
                                        Ended        Ended        Ended        Ended        Ended      Ended
                                      April 30,     Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                        2015          2014        2015          2014        2015        2014
                                     -----------  -----------  -----------  -----------  ----------- ----------
                                     (Unaudited)               (Unaudited)               (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)........................... $    14,951  $    26,446  $    15,723  $    30,171  $    8,208  $   14,736
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......       3,386        6,383     (154,367)     (21,361)     (6,173)     (3,292)
   Foreign Currency
    Transactions....................          --           --      134,800       61,641     (60,704)     (5,463)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................         183       (4,092)      53,913      (62,877)      9,715       1,324
   Translation of Foreign
    Currency Denominated
    Amounts.........................          --           --      (31,953)      20,324      37,777     (17,037)
                                     -----------  -----------  -----------  -----------  ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations................      18,520       28,737       18,116       27,898     (11,177)     (9,732)
                                     -----------  -----------  -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
  Institutional Class Shares........     (13,976)     (26,424)     (61,869)     (45,651)    (17,496)    (11,485)
  Net Short-Term Gains:
   Institutional Class Shares.......      (3,006)      (2,481)      (7,295)      (3,882)         --      (1,424)
  Net Long-Term Gains:
   Institutional Class Shares.......      (2,569)      (4,135)        (562)      (2,218)         --         (95)
                                     -----------  -----------  -----------  -----------  ----------  ----------
    Total Distributions.............     (19,551)     (33,040)     (69,726)     (51,751)    (17,496)    (13,004)
                                     -----------  -----------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.....................   2,304,876    4,653,177      728,517    1,878,664     230,067     364,134
  Shares Issued in Lieu of Cash
   Distributions....................      18,121       30,871       64,149       47,940      17,342      12,836
  Shares Redeemed...................  (3,003,053)  (4,313,897)  (1,014,862)  (1,265,997)   (163,414)   (239,874)
                                     -----------  -----------  -----------  -----------  ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    (680,056)     370,151     (222,196)     660,607      83,995     137,096
                                     -----------  -----------  -----------  -----------  ----------  ----------
    Total Increase (Decrease)
     in Net Assets..................    (681,087)     365,848     (273,806)     636,754      55,322     114,360
Net Assets
  Beginning of Period...............   8,455,559    8,089,711    6,188,952    5,552,198   1,099,647     985,287
                                     -----------  -----------  -----------  -----------  ----------  ----------
  End of Period..................... $ 7,774,472  $ 8,455,559  $ 5,915,146  $ 6,188,952  $1,154,969  $1,099,647
                                     ===========  ===========  ===========  ===========  ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     223,394      450,767       73,310      187,612      23,701      35,937
  Shares Issued in Lieu of Cash
   Distributions....................       1,757        2,991        6,473        4,791       1,793       1,282
  Shares Redeemed...................    (291,047)    (417,906)    (102,153)    (126,406)    (16,890)    (23,759)
                                     -----------  -----------  -----------  -----------  ----------  ----------
   Net Increase (Decrease) from
    Shares Issued and
    Redeemed........................     (65,896)      35,852      (22,370)      65,997       8,604      13,460
                                     ===========  ===========  ===========  ===========  ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $     2,419  $     1,444  $    (1,153) $    44,993  $    5,138  $   14,426

                                     DFA Five-Year Global Fixed
                                         Income Portfolio
                                     ------------------------
                                     Six Months        Year
                                        Ended         Ended
                                      April 30,      Oct. 31,
                                        2015           2014
                                     -----------   -----------
                                     (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)........................... $    77,911   $   117,388
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......     (21,604)       82,588
   Foreign Currency
    Transactions....................      69,716       (24,372)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................      71,209       (21,761)
   Translation of Foreign
    Currency Denominated
    Amounts.........................     (25,998)       15,368
                                     -----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations................     171,234       169,211
                                     -----------   -----------
Distributions From:
  Net Investment Income:
  Institutional Class Shares........    (125,038)      (99,253)
  Net Short-Term Gains:
   Institutional Class Shares.......      (2,643)      (12,856)
  Net Long-Term Gains:
   Institutional Class Shares.......     (14,765)      (97,134)
                                     -----------   -----------
    Total Distributions.............    (142,446)     (209,243)
                                     -----------   -----------
Capital Share Transactions (1):
  Shares Issued.....................   1,668,582     3,169,055
  Shares Issued in Lieu of Cash
   Distributions....................     133,882       197,115
  Shares Redeemed...................  (1,137,547)   (1,359,583)
                                     -----------   -----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................     664,917     2,006,587
                                     -----------   -----------
    Total Increase (Decrease)
     in Net Assets..................     693,705     1,966,555
Net Assets
  Beginning of Period...............   9,818,116     7,851,561
                                     -----------   -----------
  End of Period..................... $10,511,821   $ 9,818,116
                                     ===========   ===========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     151,142       288,619
  Shares Issued in Lieu of Cash
   Distributions....................      12,238        18,054
  Shares Redeemed...................    (103,037)     (123,692)
                                     -----------   -----------
   Net Increase (Decrease) from
    Shares Issued and
    Redeemed........................      60,343       182,981
                                     ===========   ===========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $    48,567   $    95,694

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                        DFA World ex U.S.                              DFA Intermediate
                                        Government Fixed        DFA Short-Term         Government Fixed
                                        Income Portfolio     Government Portfolio      Income Portfolio
                                      --------------------  ----------------------  ----------------------
                                      Six Months    Year    Six Months     Year     Six Months     Year
                                         Ended     Ended       Ended      Ended        Ended      Ended
                                       April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                         2015       2014       2015        2014        2015        2014
                                      ----------- --------  ----------- ----------  ----------- ----------
                                      (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......  $  2,940   $  5,264  $    9,446  $   14,295  $   46,340  $   83,143
  Net Realized Gain (Loss) on:
   Investment Securities Sold........    (1,543)     2,781       5,237       4,266       7,123      19,769
   Foreign Currency
    Transactions.....................    49,518      9,254          --          --          --          --
   In-Kind Redemptions...............        --         --          --          --          --          --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................   (13,558)    (6,072)      8,955      (2,629)     55,195       2,836
   Translation of Foreign Currency
    Denominated Amounts..............   (22,023)    12,243          --          --          --          --
                                       --------   --------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................    15,334     23,470      23,638      15,932     108,658     105,748
                                       --------   --------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........   (23,669)    (7,558)     (9,101)    (13,333)    (44,692)    (82,370)
  Net Short-Term Gains:
   Institutional Class Shares........      (518)       (73)       (564)       (510)         --          --
  Net Long-Term Gains:
   Institutional Class Shares........    (1,249)        --      (3,547)     (3,400)    (20,171)         --
                                       --------   --------  ----------  ----------  ----------  ----------
    Total Distributions..............   (25,436)    (7,631)    (13,212)    (17,243)    (64,863)    (82,370)
                                       --------   --------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued......................   143,412    157,417     363,397     603,503     679,103   1,218,308
  Shares Issued in Lieu of Cash
   Distributions.....................    25,301      7,599      12,115      16,005      61,122      77,669
  Shares Redeemed....................   (36,784)   (66,347)   (211,734)   (337,063)   (322,771)   (963,577)
                                       --------   --------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................   131,929     98,669     163,778     282,445     417,454     332,400
                                       --------   --------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in
     Net Assets......................   121,827    114,508     174,204     281,134     461,249     355,778
Net Assets
  Beginning of Period................   355,241    240,733   2,061,710   1,780,576   4,021,616   3,665,838
                                       --------   --------  ----------  ----------  ----------  ----------
  End of Period......................  $477,068   $355,241  $2,235,914  $2,061,710  $4,482,865  $4,021,616
                                       ========   ========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued......................    13,557     15,130      33,946      56,537      53,469      97,497
  Shares Issued in Lieu of Cash
   Distributions.....................     2,456        747       1,137       1,502       4,861       6,252
  Shares Redeemed....................    (3,497)    (6,376)    (19,774)    (31,589)    (25,417)    (77,240)
                                       --------   --------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................    12,516      9,501      15,309      26,450      32,913      26,509
                                       ========   ========  ==========  ==========  ==========  ==========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)...........  $ (8,077)  $ 12,652  $    3,237  $    2,892  $   16,151  $   14,503

                                          DFA Short-Term
                                      Extended Quality Portfolio
                                      -------------------------
                                      Six Months       Year
                                         Ended        Ended
                                       April 30,     Oct. 31,
                                         2015          2014
                                      -----------   ----------
                                      (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....... $   31,591    $   50,556
  Net Realized Gain (Loss) on:
   Investment Securities Sold........     (2,172)        6,710
   Foreign Currency
    Transactions.....................      2,821          (630)
   In-Kind Redemptions...............         --         2,482
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................     17,502        (8,609)
   Translation of Foreign Currency
    Denominated Amounts..............       (926)         (322)
                                      ----------    ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................     48,816        50,187
                                      ----------    ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (34,222)      (43,282)
  Net Short-Term Gains:
   Institutional Class Shares........         --          (608)
  Net Long-Term Gains:
   Institutional Class Shares........     (2,296)       (4,861)
                                      ----------    ----------
    Total Distributions..............    (36,518)      (48,751)
                                      ----------    ----------
Capital Share Transactions (1):
  Shares Issued......................    970,822     2,125,792
  Shares Issued in Lieu of Cash
   Distributions.....................     35,942        48,158
  Shares Redeemed....................   (386,928)     (984,576)
                                      ----------    ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    619,836     1,189,374
                                      ----------    ----------
    Total Increase (Decrease) in
     Net Assets......................    632,134     1,190,810
Net Assets
  Beginning of Period................  3,822,894     2,632,084
                                      ----------    ----------
  End of Period...................... $4,455,028    $3,822,894
                                      ==========    ==========
(1) Shares Issued and Redeemed:
  Shares Issued......................     89,404       196,050
  Shares Issued in Lieu of Cash
   Distributions.....................      3,320         4,443
  Shares Redeemed....................    (35,657)      (90,814)
                                      ----------    ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     57,067       109,679
                                      ==========    ==========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)........... $    8,544    $   11,175

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                      DFA Intermediate-Term         DFA Investment      DFA Inflation-Protected
                                     Extended Quality Portfolio     Grade Portfolio      Securities Portfolio
                                     -------------------------  ----------------------  ----------------------

                                     Six Months       Year      Six Months     Year     Six Months     Year
                                        Ended        Ended         Ended      Ended        Ended      Ended
                                      April 30,     Oct. 31,     April 30,   Oct. 31,    April 30,   Oct. 31,
                                        2015          2014         2015        2014        2015        2014
                                     -----------   ----------   ----------- ----------  ----------- ----------
                                     (Unaudited)                (Unaudited)             (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)...... $   36,239    $   53,608   $   32,796  $   47,432  $  (30,430) $   46,577
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --            --       10,305         616          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......      3,320        10,422          (67)     (2,517)      2,655      13,482
   Swap Contracts...................         --            --           --          --          --          --
   Foreign Currency
    Transactions....................         --           153           --          --          --          --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................     34,126        38,072       28,856      40,528      70,549     (29,262)
   Swap Contracts...................         --            --           --          --          --          --
   Translation of Foreign
    Currency Denominated
    Amounts.........................         --             8           --          --          --          --
                                     ----------    ----------   ----------  ----------  ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations................     73,685       102,263       71,890      86,059      42,774      30,797
                                     ----------    ----------   ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (35,932)      (50,273)     (31,909)    (46,763)         --     (54,929)
  Net Short-Term Gains:
   Institutional Class Shares.......       (417)           --           --          --          --          --
  Net Long-Term Gains:
   Institutional Class Shares.......     (8,975)         (441)         (81)       (330)     (6,280)         --
                                     ----------    ----------   ----------  ----------  ----------  ----------
    Total Distributions.............    (45,324)      (50,714)     (31,990)    (47,093)     (6,280)    (54,929)
                                     ----------    ----------   ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.....................    576,154       896,006    1,053,864   1,312,426     466,582     912,129
  Shares Issued in Lieu of Cash
   Distributions....................     44,636        50,309       31,863      46,963       5,814      51,080
  Shares Redeemed...................   (139,976)     (255,364)    (225,930)   (407,567)   (295,094)   (809,702)
                                     ----------    ----------   ----------  ----------  ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    480,814       690,951      859,797     951,822     177,302     153,507
                                     ----------    ----------   ----------  ----------  ----------  ----------
    Total Increase (Decrease)
     in Net Assets..................    509,175       742,500      899,697     990,788     213,796     129,375
Net Assets
  Beginning of Period...............  2,133,894     1,391,394    2,433,057   1,442,269   2,722,146   2,592,771
                                     ----------    ----------   ----------  ----------  ----------  ----------
  End of Period..................... $2,643,069    $2,133,894   $3,332,754  $2,433,057  $2,935,942  $2,722,146
                                     ==========    ==========   ==========  ==========  ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     52,992        84,505       96,849     123,709      39,670      77,262
  Shares Issued in Lieu of Cash
   Distributions....................      4,128         4,739        2,955       4,448         499       4,328
  Shares Redeemed...................    (12,804)      (24,183)     (20,804)    (38,488)    (25,121)    (68,852)
                                     ----------    ----------   ----------  ----------  ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     44,316        65,061       79,000      89,669      15,048      12,738
                                     ==========    ==========   ==========  ==========  ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $    7,337    $    7,030   $    3,768  $    2,881  $  (30,668) $     (238)

                                     DFA Short-Duration Real
                                        Return Portfolio
                                     ---------------------
                                                    Period
                                     Six Months    Nov. 5,
                                        Ended     2013(a) to
                                      April 30,    Oct. 31,
                                        2015         2014
                                     -----------  ----------
                                     (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)......  $   4,161    $  3,903
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --         123
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......       (298)         --
   Swap Contracts...................     (2,003)         --
   Foreign Currency
    Transactions....................        151         165
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................      4,818         277
   Swap Contracts...................     (7,924)     (6,284)
   Translation of Foreign
    Currency Denominated
    Amounts.........................        (16)         16
                                      ---------    --------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations................     (1,111)     (1,800)
                                      ---------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......     (5,752)       (176)
  Net Short-Term Gains:
   Institutional Class Shares.......        (56)         --
  Net Long-Term Gains:
   Institutional Class Shares.......        (15)         --
                                      ---------    --------
    Total Distributions.............     (5,823)       (176)
                                      ---------    --------
Capital Share Transactions (1):
  Shares Issued.....................    215,252     665,036
  Shares Issued in Lieu of Cash
   Distributions....................      5,654         175
  Shares Redeemed...................   (106,977)    (31,158)
                                      ---------    --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    113,929     634,053
                                      ---------    --------
    Total Increase (Decrease)
     in Net Assets..................    106,995     632,077
Net Assets
  Beginning of Period...............    632,077          --
                                      ---------    --------
  End of Period.....................  $ 739,072    $632,077
                                      =========    ========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     21,876      66,307
  Shares Issued in Lieu of Cash
   Distributions....................        580          18
  Shares Redeemed...................    (10,900)     (3,097)
                                      ---------    --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     11,556      63,228
                                      =========    ========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................  $   2,523    $  4,114

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                           (Amounts in thousands)(a)


                                           DFA Municipal Real Return DFA Municipal Bond DFA Short-Term Municipal
                                                   Portfolio             Portfolio          Bond Portfolio
                                           ------------------------- ------------------ ----------------------
                                                    Period                 Period
                                                    Nov. 4,              March 10,
                                                    2014(a)               2015(a)       Six Months      Year
                                                      to                     to            Ended       Ended
                                                   April 30,             April 30,       April 30,    Oct. 31,
                                                     2015                   2015           2015         2014
                                           ------------------------- ------------------ -----------  ----------
                                                  (Unaudited)           (Unaudited)     (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............          $   319               $    49       $   10,021   $   17,614
  Net Realized Gain (Loss) on:
    Investment Securities Sold............               --                    --               (2)          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.................             (287)                  (10)         (10,631)         719
    Swap Contracts........................             (514)                   --               --           --
                                                    -------               -------       ----------   ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................             (482)                   39             (612)      18,333
                                                    -------               -------       ----------   ----------
Distributions From:
  Net Investment Income:
  Institutional Class Shares..............             (243)                  (12)          (9,858)     (17,269)
                                                    -------               -------       ----------   ----------
     Total Distributions..................             (243)                  (12)          (9,858)     (17,269)
                                                    -------               -------       ----------   ----------
Capital Share Transactions (1):
  Shares Issued...........................           91,862                39,048          351,744      819,358
  Shares Issued in Lieu of Cash
   Distributions..........................              240                    12            9,754       17,162
  Shares Redeemed.........................           (4,677)               (2,188)        (348,486)    (411,368)
                                                    -------               -------       ----------   ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........           87,425                36,872           13,012      425,152
                                                    -------               -------       ----------   ----------
     Total Increase (Decrease) in Net
      Assets..............................           86,700                36,899            2,542      426,216
Net Assets
  Beginning of Period.....................               --                    --        2,206,915    1,780,699
                                                    -------               -------       ----------   ----------
  End of Period...........................          $86,700               $36,899       $2,209,457   $2,206,915
                                                    =======               =======       ==========   ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................            9,297                 3,899           34,425       80,151
  Shares Issued in Lieu of Cash
   Distributions..........................               24                     1              955        1,679
  Shares Redeemed.........................             (477)                 (218)         (34,135)     (40,235)
                                                    -------               -------       ----------   ----------
    Net Increase (Decrease) from
     Shares Issued and Redeemed...........            8,844                 3,682            1,245       41,595
                                                    =======               =======       ==========   ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................          $    76               $    37       $    1,674   $    1,511

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                                                                      DFA California
                                                                                                     Intermediate-Term
                                                DFA Intermediate-Term    DFA California Short-Term    Municipal Bond
                                                Municipal Bond Portfolio Municipal Bond Portfolio        Portfolio
                                                -----------------------  ------------------------  --------------------
                                                Six Months      Year     Six Months       Year     Six Months    Year
                                                   Ended       Ended        Ended        Ended        Ended     Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,  Oct. 31,
                                                   2015         2014        2015          2014        2015       2014
                                                -----------   --------   -----------   ---------   ----------- --------
                                                (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $  4,344     $  6,493    $  2,896     $   5,064    $  1,248   $  2,057
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................        (4)         (77)         --            --          --        112
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................    (1,484)      10,784      (2,671)        1,270        (233)     3,502
                                                 --------     --------    --------     ---------    --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     2,856       17,200         225         6,334       1,015      5,671
                                                 --------     --------    --------     ---------    --------   --------
Distributions From:
  Net Investment Income:
  Institutional Class Shares...................    (4,155)      (6,232)     (2,834)       (5,014)     (1,218)    (1,997)
                                                 --------     --------    --------     ---------    --------   --------
     Total Distributions.......................    (4,155)      (6,232)     (2,834)       (5,014)     (1,218)    (1,997)
                                                 --------     --------    --------     ---------    --------   --------
Capital Share Transactions (1):
  Shares Issued................................   205,741      319,718     161,302       284,884      34,549     48,919
  Shares Issued in Lieu of Cash
   Distributions...............................     4,083        6,197       2,810         4,960       1,218      1,997
  Shares Redeemed..............................   (59,505)     (97,675)    (99,382)     (108,481)     (9,258)   (11,365)
                                                 --------     --------    --------     ---------    --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   150,319      228,240      64,730       181,363      26,509     39,551
                                                 --------     --------    --------     ---------    --------   --------
     Total Increase (Decrease) in Net
      Assets...................................   149,020      239,208      62,121       182,683      26,306     43,225
Net Assets
  Beginning of Period..........................   508,722      269,514     703,773       521,090     140,424     97,199
                                                 --------     --------    --------     ---------    --------   --------
  End of Period................................  $657,742     $508,722    $765,894     $ 703,773    $166,730   $140,424
                                                 ========     ========    ========     =========    ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................    20,332       32,239      15,632        27,631       3,291      4,755
  Shares Issued in Lieu of Cash
   Distributions...............................       404          624         273           481         116        194
  Shares Redeemed..............................    (5,884)      (9,870)     (9,633)      (10,523)       (883)    (1,108)
                                                 --------     --------    --------     ---------    --------   --------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.......................    14,852       22,993       6,272        17,589       2,524      3,841
                                                 ========     ========    ========     =========    ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................  $    801     $    612    $    470     $     408    $    219   $    189

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                      DFA One-Year Fixed Income Portfolio
                                   -------------------------------------------------------------------------  --------------
                                    Six Months       Year        Year        Year        Year        Year      Six Months
                                       Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                       2015          2014        2013        2012        2011        2010         2015
-----------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    10.32     $    10.33  $    10.35  $    10.35  $    10.38  $    10.33  $    10.02
                                   ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.02           0.03        0.04        0.05        0.06        0.07        0.03
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.01             --          --        0.03          --        0.05       (0.01)
                                   ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       0.03           0.03        0.04        0.08        0.06        0.12        0.02
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.02)         (0.03)      (0.04)      (0.05)      (0.06)      (0.07)      (0.10)
  Net Realized Gains..............      (0.01)         (0.01)      (0.02)      (0.03)      (0.03)         --       (0.01)
                                   ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (0.03)         (0.04)      (0.06)      (0.08)      (0.09)      (0.07)      (0.11)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    10.32     $    10.32  $    10.33  $    10.35  $    10.35  $    10.38  $     9.93
================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return......................       0.23%(D)       0.28%       0.43%       0.79%       0.57%       1.19%       0.23%(D)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $7,774,472     $8,455,559  $8,089,711  $7,094,264  $6,905,468  $5,754,601  $5,915,146
Ratio of Expenses to Average Net
 Assets...........................       0.17%(E)       0.17%       0.17%       0.17%       0.17%       0.17%       0.17%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly)......................       0.17%(E)       0.17%       0.17%       0.17%       0.17%       0.17%       0.17%(E)
Ratio of Net Investment Income to
 Average Net Assets...............       0.35%(E)       0.30%       0.38%       0.52%       0.55%       0.67%       0.52%(E)
Portfolio Turnover Rate...........         46%(D)         72%         62%         77%         78%         66%         59%(D)
-----------------------------------------------------------------------------------------------------------------------------

                                     DFA Two-Year Global Fixed Income Portfolio
                                   -----------------------------------------------------------
                                      Year        Year        Year        Year        Year
                                     Ended       Ended       Ended       Ended       Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                      2014        2013        2012        2011        2010
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $    10.06  $    10.13  $    10.23  $    10.24  $    10.27
                                   ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.05        0.05        0.07        0.10        0.12
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................         --          --        0.02       (0.01)       0.07
                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       0.05        0.05        0.09        0.09        0.19
----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.08)      (0.10)      (0.16)      (0.03)      (0.21)
  Net Realized Gains..............      (0.01)      (0.02)      (0.03)      (0.07)      (0.01)
                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (0.09)      (0.12)      (0.19)      (0.10)      (0.22)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    10.02  $    10.06  $    10.13  $    10.23  $    10.24
================================== ==========  ==========  ==========  ==========  ==========
Total Return......................       0.51%       0.51%       0.85%       0.83%       1.83%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $6,188,952  $5,552,198  $4,671,093  $4,813,711  $4,053,423
Ratio of Expenses to Average Net
 Assets...........................       0.17%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly)......................       0.17%       0.18%       0.18%       0.18%       0.18%
Ratio of Net Investment Income to
 Average Net Assets...............       0.51%       0.54%       0.68%       0.94%       1.13%
Portfolio Turnover Rate...........         99%        123%        107%         71%        109%
----------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                 DFA Selectively Hedged Global Fixed Income Portfolio
                                         -------------------------------------------------------------------  ---------------
                                           Six Months        Year       Year      Year      Year      Year      Six Months
                                              Ended         Ended      Ended     Ended     Ended     Ended         Ended
                                            April 30,      Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,     April 30,
                                              2015           2014       2013      2012      2011      2010         2015
------------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)                                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    10.00      $    10.21   $  10.41  $  10.65  $  10.40  $  10.00  $     11.06
                                         ----------      ----------   --------  --------  --------  --------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.07            0.15       0.17      0.17      0.20      0.19         0.08
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.18)          (0.22)     (0.11)    (0.06)     0.19      0.22         0.11
                                         ----------      ----------   --------  --------  --------  --------  -----------
   Total from Investment Operations.....      (0.11)          (0.07)      0.06      0.11      0.39      0.41         0.19
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.15)          (0.12)     (0.25)    (0.34)    (0.11)       --        (0.14)
 Net Realized Gains.....................         --           (0.02)     (0.01)    (0.01)    (0.03)    (0.01)       (0.02)
                                         ----------      ----------   --------  --------  --------  --------  -----------
   Total Distributions..................      (0.15)          (0.14)     (0.26)    (0.35)    (0.14)    (0.01)       (0.16)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     9.74      $    10.00   $  10.21  $  10.41  $  10.65  $  10.40  $     11.09
=======================================  ===========     ==========   ========  ========  ========  ========  ===========
Total Return............................      (1.06)%(D)      (0.72)%     0.52%     1.22%     3.85%     4.08%        1.71%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $1,154,969      $1,099,647   $985,287  $863,403  $786,917  $524,375  $10,511,821
Ratio of Expenses to Average Net Assets.       0.17%(E)        0.17%      0.18%     0.19%     0.19%     0.20%        0.27%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......       0.17%(E)        0.17%      0.18%     0.19%     0.19%     0.20%        0.27%(E)
Ratio of Net Investment Income to
 Average Net Assets.....................       1.49%(E)        1.46%      1.62%     1.65%     1.89%     1.84%        1.54%(E)
Portfolio Turnover Rate.................         36%(D)          48%        99%      109%       51%       78%          17%(D)
------------------------------------------------------------------------------------------------------------------------------

                                          DFA Five-Year Global Fixed Income Portfolio
                                         -----------------------------------------------------------
                                            Year        Year        Year        Year        Year
                                           Ended       Ended       Ended       Ended       Ended
                                          Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                            2014        2013        2012        2011        2010
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.... $    11.14  $    11.28  $    11.32  $    11.70  $    11.27
                                         ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.15        0.12        0.18        0.23        0.29
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.05       (0.05)       0.22        0.06        0.54
                                         ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....       0.20        0.07        0.40        0.29        0.83
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.13)      (0.10)      (0.23)      (0.44)      (0.40)
 Net Realized Gains.....................      (0.15)      (0.11)      (0.21)      (0.23)         --
                                         ----------  ----------  ----------  ----------  ----------
   Total Distributions..................      (0.28)      (0.21)      (0.44)      (0.67)      (0.40)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    11.06  $    11.14  $    11.28  $    11.32  $    11.70
=======================================  ==========  ==========  ==========  ==========  ==========
Total Return............................       1.90%       0.63%       3.74%       2.74%       7.51%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $9,818,116  $7,851,561  $6,341,337  $5,184,700  $4,395,516
Ratio of Expenses to Average Net Assets.       0.27%       0.28%       0.28%       0.28%       0.28%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......       0.27%       0.28%       0.28%       0.28%       0.28%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.34%       1.05%       1.64%       2.10%       2.56%
Portfolio Turnover Rate.................         62%         72%         58%         67%         73%
----------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   DFA World ex U.S. Government Fixed Income Portfolio
                                                   ---------------------------------------------        --------------
                                                                                         Period
                                                   Six Months      Year      Year    Dec. 6, 2011(a)     Six Months
                                                      Ended       Ended     Ended          to               Ended
                                                    April 30,    Oct. 31,  Oct. 31,     Oct. 31,          April 30,
                                                      2015         2014      2013         2012              2015
-----------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)                                           (Unaudited)
Net Asset Value, Beginning of Period..............  $  10.81     $  10.31  $  10.56     $  10.00        $    10.69
                                                    --------     --------  --------     --------        ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.08         0.19      0.16         0.18              0.05
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.37         0.60     (0.14)        0.48              0.07
                                                    --------     --------  --------     --------        ----------
   Total from Investment Operations...............      0.45         0.79      0.02         0.66              0.12
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.69)       (0.29)    (0.17)       (0.10)            (0.05)
 Net Realized Gains...............................     (0.05)          --     (0.10)          --             (0.02)
                                                    --------     --------  --------     --------        ----------
   Total Distributions............................     (0.74)       (0.29)    (0.27)       (0.10)            (0.07)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  10.52     $  10.81  $  10.31     $  10.56        $    10.74
=================================================  ===========   ========  ========  ===============    ===========
Total Return......................................      4.33%(D)     7.93%     0.23%        6.66%(D)          1.10%(D)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $477,068     $355,241  $240,733     $141,237        $2,235,914
Ratio of Expenses to Average Net Assets...........      0.20%(E)     0.20%     0.20%        0.20%(C)(E)       0.19%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................      0.21%(E)     0.22%     0.23%        0.37%(C)(E)       0.19%(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.43%(E)     1.81%     1.53%        1.83%(C)(E)       0.88%(E)
Portfolio Turnover Rate...........................        15%(D)       41%       44%          82%(D)            46%(D)
-----------------------------------------------------------------------------------------------------------------------

                                                         DFA Short-Term Government Portfolio
                                                   ------------------------------------------------------------

                                                      Year         Year        Year        Year        Year
                                                     Ended        Ended       Ended       Ended       Ended
                                                    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                      2014         2013        2012        2011        2010
---------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $    10.70  $    10.88   $    10.99  $    11.15  $    10.92
                                                   ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.08        0.08         0.11        0.18        0.25
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................         --       (0.08)        0.09        0.01        0.32
                                                   ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations...............       0.08          --         0.20        0.19        0.57
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.07)      (0.09)       (0.11)      (0.20)      (0.26)
 Net Realized Gains...............................      (0.02)      (0.09)       (0.20)      (0.15)      (0.08)
                                                   ----------  ----------   ----------  ----------  ----------
   Total Distributions............................      (0.09)      (0.18)       (0.31)      (0.35)      (0.34)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    10.69  $    10.70   $    10.88  $    10.99  $    11.15
=================================================  ==========  ==========   ==========  ==========  ==========
Total Return......................................       0.83%      (0.03)%       1.89%       1.77%       5.32%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $2,061,710  $1,780,576   $1,585,670  $1,343,989  $1,110,308
Ratio of Expenses to Average Net Assets...........       0.19%       0.19%        0.20%       0.21%       0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.19%       0.19%        0.20%       0.21%       0.23%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.75%       0.78%        0.98%       1.65%       2.29%
Portfolio Turnover Rate...........................         40%         37%          41%         64%         64%
---------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     DFA Intermediate Government Fixed Income Portfolio
                                                         ---------------------------------------------------------------
                                                          Six Months       Year         Year        Year        Year
                                                             Ended        Ended        Ended       Ended       Ended
                                                           April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                             2015          2014         2013        2012        2011
-------------------------------------------------------------------------------------------------------------------------
                                                          (Unaudited)
Net Asset Value, Beginning of Period.................... $    12.60     $    12.52  $    13.13   $    12.90  $    12.84
                                                         ----------     ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.14           0.29        0.31         0.37        0.44
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       0.19           0.08       (0.58)        0.32        0.10
                                                         ----------     ----------  ----------   ----------  ----------
   Total from Investment Operations.....................       0.33           0.37       (0.27)        0.69        0.54
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.14)         (0.29)      (0.32)       (0.37)      (0.44)
  Net Realized Gains....................................      (0.06)            --       (0.02)       (0.09)      (0.04)
                                                         ----------     ----------  ----------   ----------  ----------
   Total Distributions..................................      (0.20)         (0.29)      (0.34)       (0.46)      (0.48)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................... $    12.73     $    12.60  $    12.52   $    13.13  $    12.90
======================================================== ===========    ==========  ==========   ==========  ==========
Total Return............................................       2.63%(D)       3.00%      (2.09)%       5.49%       4.42%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $4,482,865     $4,021,617  $3,665,838   $3,058,924  $2,377,280
Ratio of Expenses to Average Net Assets.................       0.12%(E)       0.12%       0.12%        0.13%       0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.12%(E)       0.12%       0.12%        0.13%       0.12%
Ratio of Net Investment Income to Average Net Assets....       2.20%(E)       2.30%       2.45%        2.85%       3.50%
Portfolio Turnover Rate.................................         11%(D)         29%          6%           4%         16%
-------------------------------------------------------------------------------------------------------------------------

                                                         -----------
                                                            Year
                                                           Ended
                                                          Oct. 31,
                                                            2010
---------------------------------------------------------------------

Net Asset Value, Beginning of Period.................... $    12.31
                                                         ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.49
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       0.57
                                                         ----------
   Total from Investment Operations.....................       1.06
---------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.48)
  Net Realized Gains....................................      (0.05)
                                                         ----------
   Total Distributions..................................      (0.53)
---------------------------------------------------------------------
Net Asset Value, End of Period.......................... $    12.84
======================================================== ==========
Total Return............................................       8.85%
---------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,869,828
Ratio of Expenses to Average Net Assets.................       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.13%
Ratio of Net Investment Income to Average Net Assets....       3.91%
Portfolio Turnover Rate.................................          7%
---------------------------------------------------------------------

                                                                        DFA Short-Term Extended Quality Portfolio
                                                         -----------------------------------------------------------------------
                                                          Six Months       Year        Year        Year        Year       Year
                                                             Ended        Ended       Ended       Ended       Ended      Ended
                                                           April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                             2015          2014        2013        2012        2011       2010
---------------------------------------------------------------------------------------------------------------------------------
                                                          (Unaudited)
Net Asset Value, Beginning of Period.................... $    10.86     $    10.86  $    10.98  $    10.86  $    10.93  $  10.56
                                                         ----------     ----------  ----------  ----------  ----------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.08           0.16        0.17        0.21        0.25      0.33
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       0.05             --       (0.09)       0.13       (0.05)     0.37
                                                         ----------     ----------  ----------  ----------  ----------  --------
   Total from Investment Operations.....................       0.13           0.16        0.08        0.34        0.20      0.70
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.09)         (0.14)      (0.18)      (0.20)      (0.25)    (0.32)
  Net Realized Gains....................................      (0.01)         (0.02)      (0.02)      (0.02)      (0.02)    (0.01)
                                                         ----------     ----------  ----------  ----------  ----------  --------
   Total Distributions..................................      (0.10)         (0.16)      (0.20)      (0.22)      (0.27)    (0.33)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................... $    10.89     $    10.86  $    10.86  $    10.98  $    10.86  $  10.93
======================================================== ===========    ==========  ==========  ==========  ==========  ========
Total Return............................................       1.19%(D)       1.44%       0.79%       3.22%       1.91%     6.73%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $4,455,028     $3,822,894  $2,632,084  $1,975,102  $1,333,202  $754,269
Ratio of Expenses to Average Net Assets.................       0.22%(E)       0.22%       0.22%       0.22%       0.22%     0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.22%(E)       0.22%       0.23%       0.23%       0.23%     0.24%
Ratio of Net Investment Income to Average Net Assets....       1.55%(E)       1.45%       1.57%       1.96%       2.32%     3.04%
Portfolio Turnover Rate.................................         13%(D)         23%         19%         21%         17%       14%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                      DFA Intermediate-Term Extended Quality Portfolio
                                         --------------------------------------------------------------------
                                                                                                         Period
                                                                                                        July 20,
                                          Six Months       Year         Year       Year      Year       2010(a)
                                             Ended        Ended        Ended      Ended     Ended          to
                                           April 30,     Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                                             2015          2014         2013       2012      2011         2010
---------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    10.80     $    10.50  $    11.10   $  10.46  $  10.28  $  10.00
                                         ----------     ----------  ----------   --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.17           0.33        0.31       0.33      0.33      0.08
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.18           0.28       (0.59)      0.61      0.16      0.24
                                         ----------     ----------  ----------   --------  --------  --------
   Total from Investment Operations.....       0.35           0.61       (0.28)      0.94      0.49      0.32
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.17)         (0.31)      (0.31)     (0.30)    (0.31)    (0.04)
 Net Realized Gains.....................      (0.05)            --       (0.01)        --        --        --
                                         ----------     ----------  ----------   --------  --------  --------
   Total Distributions..................      (0.22)         (0.31)      (0.32)     (0.30)    (0.31)    (0.04)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    10.93     $    10.80  $    10.50   $  11.10  $  10.46  $  10.28
=======================================  ===========    ==========  ==========   ========  ========  ========
Total Return............................       3.20%(D)       5.91%      (2.62)%     9.19%     4.94%     3.15%(D)
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,643,069     $2,133,894  $1,391,394   $828,270  $307,580  $144,093
Ratio of Expenses to Average Net Assets.       0.22%(E)       0.22%       0.22%      0.22%     0.22%     0.22%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.22%(E)       0.22%       0.23%      0.24%     0.27%     0.35%(C)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................       3.06%(E)       3.06%       2.88%      3.04%     3.27%     2.77%(C)(E)
Portfolio Turnover Rate.................          8%(D)         23%         10%         8%       15%        1%(D)
---------------------------------------------------------------------------------------------------------------------

                                                                 DFA Investment Grade Portfolio
                                         ---------------------------------------------------------------------
                                                                                                            Period
                                                                                                           March 7,
                                            Six Months          Year           Year          Year          2011(a)
                                               Ended           Ended          Ended         Ended             to
                                             April 30,        Oct. 31,       Oct. 31,      Oct. 31,        Oct. 31,
                                               2015             2014           2013          2012            2011
------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.... $    10.76        $    10.57     $    10.99     $  10.60     $  10.00
                                         ----------        ----------     ----------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.13              0.26           0.25         0.25         0.19
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.16              0.18          (0.42)        0.40         0.54
                                         ----------        ----------     ----------     --------     --------
   Total from Investment Operations.....       0.29              0.44          (0.17)        0.65         0.73
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.13)            (0.25)         (0.24)       (0.26)       (0.13)
 Net Realized Gains.....................         --                --          (0.01)          --           --
                                         ----------        ----------     ----------     --------     --------
   Total Distributions..................      (0.13)            (0.25)         (0.25)       (0.26)       (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    10.92        $    10.76     $    10.57     $  10.99     $  10.60
=======================================  ===========       ==========     ==========     ========     ========
Total Return............................       2.70%(D)          4.29%         (1.58)%       6.21%        7.35%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,332,754        $2,433,057     $1,442,269     $899,163     $199,654
Ratio of Expenses to Average Net Assets.       0.22%(B)(E)       0.22%(B)       0.22%(B)     0.22%(B)     0.22%(B)(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.39%(B)(E)       0.40%(B)       0.41%(B)     0.41%(B)     0.50%(B)(C)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................       2.37%(B)(E)       2.40%(B)       2.30%(B)     2.32%(B)     2.68%(C)(E)
Portfolio Turnover Rate.................        N/A               N/A            N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                         DFA Inflation-Protected Securities Portfolio
                                         ---------------------------------------------------------------------------


                                           Six Months       Year         Year        Year        Year        Year
                                              Ended        Ended        Ended       Ended       Ended       Ended
                                            April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2015          2014         2013        2012        2011        2010
----------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $    11.75      $    11.84  $    13.00   $    12.35  $    11.85  $    10.95
                                         ----------      ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      (0.13)           0.22        0.21         0.27        0.55        0.29
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.31           (0.06)      (1.05)        0.79        0.52        0.92
                                         ----------      ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.....       0.18            0.16       (0.84)        1.06        1.07        1.21
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................         --           (0.25)      (0.24)       (0.27)      (0.51)      (0.31)
 Net Realized Gains.....................      (0.03)             --       (0.08)       (0.14)      (0.06)         --
                                         ----------      ----------  ----------   ----------  ----------  ----------
   Total Distributions..................      (0.03)          (0.25)      (0.32)       (0.41)      (0.57)      (0.31)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    11.90      $    11.75  $    11.84   $    13.00  $    12.35  $    11.85
=======================================  ===========     ==========  ==========   ==========  ==========  ==========
Total Return............................       1.51%(D)        1.38%      (6.59)%       8.70%       9.38%      11.29%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,935,942      $2,722,146  $2,592,771   $2,511,251  $1,888,045  $1,396,779
Ratio of Expenses to Average Net Assets.       0.12%(E)        0.12%       0.12%        0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.12%(E)        0.12%       0.12%        0.13%       0.13%       0.13%
Ratio of Net Investment Income (Loss)
 to Average Net Assets..................      (2.19)%(E)       1.83%       1.68%        2.12%       4.64%       2.57%
Portfolio Turnover Rate.................          9%(D)          25%         26%           9%         18%         12%
----------------------------------------------------------------------------------------------------------------------

                                              DFA Short-Duration Real
                                                 Return Portfolio
                                         -----------------------
                                                              Period
                                                             Nov. 5,
                                          Six Months         2013(a)
                                             Ended              to
                                           April 30,         Oct. 31,
                                             2015              2014
--------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period....  $  10.00      $  10.00
                                          --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.06          0.11
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     (0.09)        (0.09)
                                          --------      --------
   Total from Investment Operations.....     (0.03)         0.02
--------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.09)        (0.02)
 Net Realized Gains.....................        --            --
                                          --------      --------
   Total Distributions..................     (0.09)        (0.02)
--------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   9.88      $  10.00
=======================================  ===========    ========
Total Return............................     (0.23)%(D)     0.20%(D)
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $739,072      $632,077
Ratio of Expenses to Average Net Assets.      0.24%(E)      0.24%(B)(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............      0.23%(E)      0.31%(B)(C)(E)
Ratio of Net Investment Income (Loss)
 to Average Net Assets..................      1.21%(E)      1.12%(B)(C)(E)
Portfolio Turnover Rate.................        15%(D)       138%(D)
--------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (for a share outstanding throughout each period)(a)

                                                   DFA Municipal Real Return Portfolio DFA Municipal Bond Portfolio
                                                   ----------------------------------- ----------------------------
                                                                 Period
                                                             Nov. 4, 2014(a)                      Period
                                                                   to                       March 10, 2015(a)
                                                                April 30,                           to
                                                                  2015                        April 30, 2015
--------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)                     (Unaudited)
Net Asset Value, Beginning of Period..............               $ 10.00                         $ 10.00
                                                                 -------                         -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................                  0.05                            0.02
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................                 (0.22)                             --
                                                                 -------                         -------
   Total from Investment Operations...............                 (0.17)                           0.02
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................                 (0.03)                             --
  Net Realized Gains..............................                    --                              --
                                                                 -------                         -------
   Total Distributions............................                 (0.03)                             --
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................               $  9.80                         $ 10.02
=================================================  =================================== ============================
Total Return......................................                 (1.68)%(D)                       0.24%(D)
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............               $86,700                         $36,899
Ratio of Expenses to Average Net Assets...........                  0.27%(C)(E)                     0.23%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................                  0.38%(C)(E)                     0.27%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................                  1.07%(C)(E)                     1.14%(C)(E)
Portfolio Turnover Rate...........................                   N/A(D)                            0%(D)
--------------------------------------------------------------------------------------------------------------------

                                                                       DFA Short-Term Municipal Bond Portfolio
                                                   ------------------------------------------------------------------

                                                    Six Months        Year         Year         Year         Year
                                                       Ended         Ended        Ended        Ended        Ended
                                                     April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                       2015           2014         2013         2012         2011
----------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    10.23     $     10.23  $     10.29  $     10.30  $     10.34
                                                   ----------     -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.05            0.09         0.10         0.14         0.16
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.04)             --        (0.06)       (0.01)       (0.03)
                                                   ----------     -----------  -----------  -----------  -----------
   Total from Investment Operations...............       0.01            0.09         0.04         0.13         0.13
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.05)          (0.09)       (0.10)       (0.14)       (0.17)
  Net Realized Gains..............................         --              --           --           --           --
                                                   ----------     -----------  -----------  -----------  -----------
   Total Distributions............................      (0.05)          (0.09)       (0.10)       (0.14)       (0.17)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    10.19     $     10.23  $     10.23  $     10.29  $     10.30
=================================================  ===========    ===========  ===========  ===========  ===========
Total Return......................................       0.06%(D)        0.87%        0.42%        1.30%        1.24%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $2,209,457     $ 2,206,915  $ 1,780,699  $ 1,582,296  $ 1,525,039
Ratio of Expenses to Average Net Assets...........       0.22%(E)        0.22%        0.22%        0.22%        0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................       0.22%(E)        0.22%        0.22%        0.22%        0.23%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.92%(E)        0.88%        0.98%        1.38%        1.60%
Portfolio Turnover Rate...........................         10%(D)          30%          24%          20%          13%
----------------------------------------------------------------------------------------------------------------------

                                                   ------------

                                                       Year
                                                      Ended
                                                     Oct. 31,
                                                       2010
---------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $     10.24
                                                   -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.10
                                                   -----------
   Total from Investment Operations...............        0.28
---------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.18)
  Net Realized Gains..............................          --
                                                   -----------
   Total Distributions............................       (0.18)
---------------------------------------------------------------
Net Asset Value, End of Period.................... $     10.34
=================================================  ===========
Total Return......................................        2.73%
---------------------------------------------------------------
Net Assets, End of Period (thousands)............. $ 1,414,926
Ratio of Expenses to Average Net Assets...........        0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................        0.23%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.72%
Portfolio Turnover Rate...........................           1%
---------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    DFA Intermediate-Term Municipal Bond Portfolio
                                                                   ------------------------------------------
                                                                                                          Period
                                                                                                         March 1,
                                                                   Six Months      Year       Year       2012(a)
                                                                      Ended       Ended      Ended          to
                                                                    April 30,    Oct. 31,   Oct. 31,     Oct. 31,
                                                                      2015         2014       2013         2012
---------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  10.10     $   9.84  $  10.06   $ 10.00
                                                                    --------     --------  --------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.08         0.17      0.13      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.03)        0.25     (0.22)     0.04
                                                                    --------     --------  --------   -------
   Total from Investment Operations...............................      0.05         0.42     (0.09)     0.11
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.07)       (0.16)    (0.13)    (0.05)
                                                                    --------     --------  --------   -------
   Total Distributions............................................     (0.07)       (0.16)    (0.13)    (0.05)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  10.08     $  10.10  $   9.84   $ 10.06
================================================================== ===========   ========  ========   ========
Total Return......................................................      0.51%(D)     4.34%    (0.91)%    1.13%(D)
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $657,742     $508,722  $269,514   $89,499
Ratio of Expenses to Average Net Assets...........................      0.23%(E)     0.23%     0.23%     0.23%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor)......................................................      0.23%(E)     0.24%     0.26%     0.34%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............      1.49%(E)     1.69%     1.36%     1.09%(C)(E)
Portfolio Turnover Rate...........................................         0%(D)        4%        0%        2%(D)
---------------------------------------------------------------------------------------------------------------------

                                                                          DFA California Short-Term Municipal Bond Portfolio
                                                                   ---------------------------------------------------------------


                                                                    Six Months      Year      Year      Year      Year      Year
                                                                       Ended       Ended     Ended     Ended     Ended     Ended
                                                                     April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                       2015         2014      2013      2012      2011      2010
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period..............................  $  10.33      $  10.31  $  10.34  $  10.32  $  10.39  $  10.26
                                                                    --------      --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.04          0.09      0.10      0.15      0.17      0.19
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.04)         0.01     (0.03)     0.02     (0.06)     0.13
                                                                    --------      --------  --------  --------  --------  --------
   Total from Investment Operations...............................        --          0.10      0.07      0.17      0.11      0.32
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.04)        (0.08)    (0.10)    (0.15)    (0.18)    (0.19)
                                                                    --------      --------  --------  --------  --------  --------
   Total Distributions............................................     (0.04)        (0.08)    (0.10)    (0.15)    (0.18)    (0.19)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  10.29      $  10.33  $  10.31  $  10.34  $  10.32  $  10.39
================================================================== ===========    ========  ========  ========  ========  ========
Total Return......................................................     (0.01)%(D)     1.02%     0.70%     1.61%     1.08%     3.14%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $765,894      $703,773  $521,090  $395,141  $317,822  $297,631
Ratio of Expenses to Average Net Assets...........................      0.22%(E)      0.22%     0.23%     0.23%     0.23%     0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor)......................................................      0.22%(E)      0.22%     0.23%     0.23%     0.23%     0.24%
Ratio of Net Investment Income to Average Net Assets..............      0.79%(E)      0.83%     0.98%     1.41%     1.69%     1.83%
Portfolio Turnover Rate...........................................         5%(D)        22%       28%       20%       15%        4%
-----------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA California Intermediate-Term Municipal Bond Portfolio
                                         --------------------------------------------------------
                                                                                      Period
                                                                                     Nov. 29,
                                         Six Months         Year         Year        2011(a)
                                            Ended          Ended        Ended           to
                                          April 30,       Oct. 31,     Oct. 31,      Oct. 31,
                                            2015            2014         2013          2012
--------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  10.47        $  10.16     $ 10.30    $ 10.00
                                          --------         --------    -------    -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.09            0.18        0.15       0.15
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     (0.01)           0.30       (0.14)      0.27
                                          --------         --------    -------    -------
   Total from Investment Operations.....      0.08            0.48        0.01       0.42
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.08)          (0.17)      (0.15)     (0.12)
                                          --------         --------    -------    -------
   Total Distributions..................     (0.08)          (0.17)      (0.15)     (0.12)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.47        $  10.47     $ 10.16    $ 10.30
=======================================  ==============   ===========  ========== ==========
Total Return............................      0.80%(D)        4.82%       0.08%      4.21%(D)
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $166,730        $140,424     $97,199    $58,652
Ratio of Expenses to Average Net Assets.      0.23%(E)        0.23%       0.23%      0.23%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............      0.23%(E)        0.24%       0.26%      0.41%(C)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................      1.64%(E)        1.75%       1.48%      1.51%(C)(E)
Portfolio Turnover Rate.................         0%(D)          14%         11%         0%(D)
--------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, of which eighteen (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports.

   DFA Investment Grade Portfolio achieves its investment objective by primarily investing in other portfolios within IDG (collectively, the "Master Funds"). The Portfolio also invests in short-term temporary cash investments.

                                                    DFA Investment Grade Portfolio
                                                       (Percentage of Ownership
Master Funds                                              at April 30, 2015)
------------                                        ------------------------------
DFA Intermediate-Term Extended Quality Portfolio...               54%
DFA Intermediate Government Fixed Income Portfolio.               27%
DFA Short-Term Extended Quality Portfolio..........               12%
DFA Short-Term Government Portfolio................                6%

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Certain over-the-counter derivative contracts, such as forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the DFA Investment Grade Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. The Advisor also provides administrative services to the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio pursuant to an investment management agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and administrative services. For the six months ended April 30, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

        DFA One-Year Fixed Income Portfolio....................... 0.15%
        DFA Two-Year Global Fixed Income Portfolio................ 0.15%
        DFA Selectively Hedged Global Fixed Income Portfolio...... 0.15%
        DFA Five-Year Global Fixed Income Portfolio............... 0.25%
        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Duration Real Return Portfolio.................. 0.20%
        DFA Municipal Real Return Portfolio....................... 0.20%
        DFA Municipal Bond Portfolio.............................. 0.20%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                   Previously
                                                                   Recovery       Waived Fees/
                                                     Expense    of Previously   Expenses Assumed
                                                    Limitation   Waived Fees/   Subject to Future
                                                      Amount   Expenses Assumed     Recovery
-                                                   ---------- ---------------- -----------------
DFA Selectively Hedged Global Fixed Income
  Portfolio (1)....................................    0.25%          --                 --
DFA World ex U.S. Government Fixed Income
  Portfolio (1)....................................    0.20%          --             $  194
DFA Short-Term Government Portfolio (2)............    0.20%          --                 --
DFA Short-Term Extended Quality Portfolio (1)......    0.22%         $87                311
DFA Intermediate-Term Extended Quality
  Portfolio (1)....................................    0.22%          88                147
DFA Investment Grade Portfolio (3).................    0.22%          --              8,699
DFA Inflation-Protected Securities Portfolio (1)...    0.20%          --                 --
DFA Short-Duration Real Return Portfolio (4).......    0.24%          56                217
DFA Municipal Real Return Portfolio (1)............    0.27%          --                 33
DFA Municipal Bond Portfolio (1)...................    0.23%          --                  2
DFA Short-Term Municipal Bond Portfolio (2)........    0.30%          --                 --
DFA Intermediate-Term Municipal Bond Portfolio (1).    0.23%          20                114
DFA California Short-Term Municipal Bond
  Portfolio (1)....................................    0.30%          --                 --
DFA California Intermediate-Term Municipal Bond
  Portfolio (1)....................................    0.23%           4                 79

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (4) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.20% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of such class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                              Fees Paid
                                                              Indirectly
        -                                                     ----------
        DFA Two-Year Global Fixed Income Portfolio...........    $12
        DFA Selectively Hedged Global Fixed Income Portfolio.      9
        DFA Five-Year Global Fixed Income Portfolio..........     30
        DFA World ex U.S. Government Fixed Income Portfolio..      2
        DFA Short-Term Extended Quality Portfolio............     17

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

           DFA One-Year Fixed Income Portfolio.................. $345
           DFA Two-Year Global Fixed Income Portfolio...........  284
           DFA Selectively Hedged Global Fixed Income Portfolio.   22
           DFA Five-Year Global Fixed Income Portfolio..........  220
           DFA World ex U.S. Government Fixed Income Portfolio..    3
           DFA Short-Term Government Portfolio..................   61
           DFA Intermediate Government Fixed Income Portfolio...   98
           DFA Short-Term Extended Quality Portfolio............   49
           DFA Intermediate-Term Extended Quality Portfolio.....   19

         DFA Investment Grade Portfolio............................ $21
         DFA Inflation-Protected Securities Portfolio..............  59
         DFA Short-Duration Real Return Portfolio..................   3
         DFA Municipal Real Return Portfolio.......................  --
         DFA Municipal Bond Portfolio..............................  --
         DFA Short-Term Municipal Bond Portfolio...................  63
         DFA Intermediate-Term Municipal Bond Portfolio............   3
         DFA California Short-Term Municipal Bond Portfolio........  14
         DFA California Intermediate-Term Municipal Bond Portfolio.   1

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. Government      Other Investment
                                                           Securities            Securities
                                                      --------------------- ---------------------
                                                      Purchases    Sales    Purchases    Sales
                                                      ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio.................. $1,188,021 $1,087,903 $2,238,700 $3,373,285
DFA Two-Year Global Fixed Income Portfolio...........  1,693,199  1,082,543  1,869,407  2,539,246
DFA Selectively Hedged Global Fixed Income Portfolio.     74,384     59,816    351,812    332,919
DFA Five-Year Global Fixed Income Portfolio..........    305,616    272,341  2,039,906  1,481,812
DFA World ex U.S. Government Fixed Income Portfolio..      1,023         --    212,131     60,304
DFA Short-Term Government Portfolio..................  1,145,177    982,135         --         --
DFA Intermediate Government Fixed Income Portfolio...    938,236    475,587         --         --
DFA Short-Term Extended Quality Portfolio............     16,605      5,960  1,107,358    511,496
DFA Intermediate-Term Extended Quality Portfolio.....    167,096     24,606    457,969    166,525
DFA Inflation-Protected Securities Portfolio.........    418,087    243,019         --         --
DFA Short-Duration Real Return Portfolio.............     72,311     69,345    155,701     35,014
DFA Municipal Real Return Portfolio..................         --         --     83,480         --
DFA Municipal Bond Portfolio.........................         --         --     36,675         59
DFA Short-Term Municipal Bond Portfolio..............         --         --    264,855    207,440
DFA Intermediate-Term Municipal Bond Portfolio.......         --         --    148,822        862
DFA California Short-Term Municipal Bond Portfolio...         --         --    107,148     34,135
DFA California Intermediate-Term Municipal Bond
  Portfolio..........................................         --         --     28,441        140

   For the six months ended April 30, 2015, DFA Investment Grade Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                    DFA Investment Grade Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2014 4/30/2015  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Intermediate-Term Extended
  Quality Portfolio............... $1,208,051 $1,404,615 $242,296  $63,000 $19,871      $ 5,335
DFA Intermediate Government Fixed
  Income Portfolio................    928,227  1,199,021  261,000       --  10,544        4,623
DFA Short-Term Extended Quality
  Portfolio.......................    179,194    541,686  364,330    3,000   2,444          130
DFA Short-Term Government
  Portfolio.......................    110,392    131,273   22,316    2,000     488          217
                                   ---------- ---------- --------  ------- -------      -------
Total............................. $2,425,864 $3,276,595 $889,942  $68,000 $33,347      $10,305
                                   ========== ========== ========  ======= =======      =======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, non-deductible expenses, expiration of capital loss carryovers, distribution redesignations and short term distributions from underlying RICs were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
                                                      --------------- -------------- --------------
DFA One-Year Fixed Income Portfolio..................         --              --              --
DFA Two-Year Global Fixed Income Portfolio...........         --         $32,985        $(32,985)
DFA Selectively Hedged Global Fixed Income Portfolio.         --           1,683          (1,683)
DFA Five-Year Global Fixed Income Portfolio..........         --          40,107         (40,107)
DFA World ex U.S. Government Fixed Income Portfolio..         --          10,250         (10,250)
DFA Short-Term Government Portfolio..................         --              --              --
DFA Intermediate Government Fixed Income Portfolio...         --              --              --
DFA Short-Term Extended Quality Portfolio............     $2,482           3,292          (5,774)
DFA Intermediate-Term Extended Quality Portfolio.....         --           1,073          (1,073)
DFA Investment Grade Portfolio.......................         --              42             (42)
DFA Inflation-Protected Securities Portfolio.........         --           3,978          (3,978)
DFA Short-Duration Real Return Portfolio.............        (18)            387            (369)
DFA Municipal Real Return Portfolio..................         --              --              --
DFA Municipal Bond Portfolio.........................         --              --              --
DFA Short-Term Municipal Bond Portfolio..............         --              --              --
DFA Intermediate-Term Municipal Bond Portfolio.......         --              --              --
DFA California Short-Term Municipal Bond Portfolio...         --              --              --
DFA California Intermediate-Term Municipal Bond
  Portfolio..........................................         --              --              --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                            Net Investment
                                              Income and                  Tax
                                              Short-Term     Long-Term   Exempt
                                            Capital Gains  Capital Gains Income  Total
                                            -------------- ------------- ------ -------
DFA One-Year Fixed Income Portfolio
2013.......................................    $40,734        $7,281       --   $48,015
2014.......................................     28,905         4,135       --    33,040
DFA Two-Year Global Fixed Income Portfolio
2013.......................................     54,661         1,375       --    56,036
2014.......................................     49,533         2,218       --    51,751

                                                    Net Investment
                                                      Income and                  Tax
                                                      Short-Term     Long-Term   Exempt
                                                    Capital Gains  Capital Gains Income   Total
                                                    -------------- ------------- ------- --------
DFA Selectively Hedged Global Fixed Income
  Portfolio
2013...............................................    $ 21,221            --         -- $ 21,221
2014...............................................      12,924       $    79         --   13,003
DFA Five-Year Global Fixed Income Portfolio
2013...............................................      80,566        42,555         --  123,121
2014...............................................     112,109        97,134         --  209,243
DFA World ex U.S. Government Fixed Income
  Portfolio
2013...............................................       4,243            --         --    4,243
2014...............................................       7,631            --         --    7,631
DFA Short-Term Government Portfolio
2013...............................................      13,530        13,008         --   26,538
2014...............................................      13,843         3,400         --   17,243
DFA Intermediate Government Fixed Income
  Portfolio
2013...............................................      82,721         5,297         --   88,018
2014...............................................      82,370            --         --   82,370
DFA Short-Term Extended Quality Portfolio
2013...............................................      37,553         4,387         --   41,940
2014...............................................      43,890         4,861         --   48,751
DFA Intermediate-Term Extended Quality Portfolio
2013...............................................      30,139           565         --   30,704
2014...............................................      50,273           441         --   50,714
DFA Investment Grade Portfolio
2013...............................................      24,205           867         --   25,072
2014...............................................      46,763           330         --   47,093
DFA Inflation-Protected Securities Portfolio
2013...............................................      51,554        13,876         --   65,430
2014...............................................      50,951         3,978         --   54,929
DFA Short-Duration Real Return Portfolio
2013...............................................          --            --         --       --
2014...............................................         176            --         --      176
DFA Short-Term Municipal Bond Portfolio
2013...............................................          --            --    $16,375   16,375
2014...............................................          --            --     17,269   17,269
DFA Intermediate-Term Municipal Bond Portfolio
2013...............................................          --            --      1,943    1,943
2014...............................................          --            --      6,232    6,232
DFA California Short-Term Municipal Bond Portfolio
2013...............................................          --            --      4,312    4,312
2014...............................................          --            --      5,014    5,014
DFA California Intermediate-Term Municipal Bond
  Portfolio
2013...............................................          --            --      1,248    1,248
2014...............................................          --            --      1,997    1,997

   DFA Municipal Real Return Portfolio and DFA Municipal Bond Portfolio commenced operations on November 4, 2014 and March 10, 2015, respectively, and did not pay any distributions for the years ended October 31, 2013 and October 31, 2014. DFA Short-Duration Real Return Portfolio commenced operations on November 5, 2013 and did not pay any distributions for the year ended October 31, 2013.

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                              Total Net
                                          Net Investment                                           Distributable
                                            Income and   Undistributed                Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                          -------------- ------------- ------------ -------------- -------------
DFA One-Year Fixed Income Portfolio......    $  4,776       $ 2,569            --      $  6,044      $ 13,389
DFA Two-Year Global Fixed Income
  Portfolio..............................      63,958           561            --       (90,472)      (25,953)
DFA Selectively Hedged Global Fixed
  Income Portfolio.......................      15,115            --      $(28,958)       (3,212)      (17,055)
DFA Five-Year Global Fixed Income
  Portfolio..............................     103,253        14,764            --        22,121       140,138
DFA World ex U.S. Government Fixed
  Income Portfolio.......................      23,139         1,249            --        (8,216)       16,172
DFA Short-Term Government Portfolio......       3,511         3,546            --         2,045         9,102
DFA Intermediate Government Fixed
  Income Portfolio.......................      14,594        20,169            --       100,388       135,151
DFA Short-Term Extended Quality
  Portfolio..............................      12,072         2,295            --        15,028        29,395
DFA Intermediate-Term Extended Quality
  Portfolio..............................       7,459         8,974            --        25,141        41,574
DFA Investment Grade Portfolio...........       2,898            80            --        18,443        21,421
DFA Inflation-Protected Securities
  Portfolio..............................          --         6,729            --        51,477        58,206
DFA Short-Duration Real Return
  Portfolio..............................       4,185            14            --        (6,157)       (1,958)
DFA Short-Term Municipal Bond
  Portfolio..............................       1,570            --           (66)       15,398        16,902
DFA Intermediate-Term Municipal Bond
  Portfolio..............................         615            --           (90)        9,363         9,888
DFA California Short-Term Municipal Bond
  Portfolio..............................         421            --            (8)        5,203         5,616
DFA California Intermediate-Term
  Municipal Bond Portfolio...............         191            --            --         3,172         3,363

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                      Expires on October 31,
                                                      ----------------------
                                                      2018        2019       Unlimited  Total
                                                      ----        ----       --------- -------
DFA One-Year Fixed Income Portfolio..................  --          --              --       --
DFA Two-Year Global Fixed Income Portfolio...........  --          --              --       --
DFA Selectively Hedged Global Fixed Income Portfolio.  --          --         $28,958  $28,958
DFA Five-Year Global Fixed Income Portfolio..........  --          --              --       --
DFA World ex U.S. Government Fixed Income Portfolio..  --          --              --       --
DFA Short-Term Government Portfolio..................  --          --              --       --

                                                           Expires on October 31,
                                                           ----------------------
                                                           2018        2019       Unlimited Total
                                                           ----        ----       --------- -----
DFA Intermediate Government Fixed Income Portfolio........  --          --            --      --
DFA Short-Term Extended Quality Portfolio.................  --          --            --      --
DFA Intermediate-Term Extended Quality Portfolio..........  --          --            --      --
DFA Investment Grade Portfolio............................  --          --            --      --
DFA Inflation-Protected Securities Portfolio..............  --          --            --      --
DFA Short-Duration Real Return Portfolio..................  --          --            --      --
DFA Short-Term Municipal Bond Portfolio...................  --         $ 3           $62     $65
DFA Intermediate-Term Municipal Bond Portfolio............  --          --            90      90
DFA California Short-Term Municipal Bond Portfolio........ $ 1           3             4       8
DFA California Intermediate-Term Municipal Bond Portfolio.  --          --            --      --

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

       DFA Intermediate Government Fixed Income Portfolio........ $  237
       DFA Inflation-Protected Securities Portfolio..............  3,570
       DFA California Short-Term Municipal Bond Portfolio........     --
       DFA California Intermediate-Term Municipal Bond Portfolio.    112

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
DFA One-Year Fixed Income Portfolio................ $ 7,841,606   $  6,761     $   (534)     $  6,227
DFA Two-Year Global Fixed Income Portfolio.........   6,164,055      4,705      (39,811)      (35,106)
DFA Selectively Hedged Global Fixed Income
  Portfolio........................................   1,122,949      7,140         (618)        6,522
DFA Five-Year Global Fixed Income Portfolio........  10,570,364    118,613      (28,396)       90,217
DFA World ex U.S. Government Fixed Income
  Portfolio........................................     496,914      1,270      (23,226)      (21,956)
DFA Short-Term Government Portfolio................   2,193,508     11,269         (269)       11,000
DFA Intermediate Government Fixed Income Portfolio.   4,305,364    157,544       (1,961)      155,583
DFA Short-Term Extended Quality Portfolio..........   4,445,319     34,081       (1,620)       32,461
DFA Intermediate-Term Extended Quality Portfolio...   2,697,734     64,939       (5,674)       59,265
DFA Investment Grade Portfolio.....................   3,271,185     47,584         (285)       47,299
DFA Inflation-Protected Securities Portfolio.......   2,805,132    123,673       (1,647)      122,026
DFA Short-Duration Real Return Portfolio...........     740,448      5,262         (322)        4,940
DFA Municipal Real Return Portfolio................      86,244        117         (404)         (287)
DFA Municipal Bond Portfolio.......................      37,691         55          (65)          (10)
DFA Short-Term Municipal Bond Portfolio............   2,182,041      7,823       (3,056)        4,767
DFA Intermediate-Term Municipal Bond Portfolio.....     641,019      9,582       (1,703)        7,879
DFA California Short-Term Municipal Bond Portfolio.     757,417      3,458         (926)        2,532
DFA California Intermediate-Term Municipal Bond
  Portfolio........................................     161,829      3,241         (301)        2,940

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   2. Forward Currency Contracts: The International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2015, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Two-Year Global Fixed Income Portfolio*

                                                                                 Unrealized
                                                                                   Foreign
Settlement Currency                                          Contract  Value at   Exchange
   Date    Amount**     Currency           Counterparty       Amount   30-Apr-15 Gain (Loss)
---------- -------- ----------------- ---------------------- --------  --------- -----------
5/26/2015  (60,541) Canadian Dollar   Morgan Stanley and Co. $(49,472) $(50,162)   $  (690)
5/29/2015  (63,450) Canadian Dollar   Citibank, N.A.          (51,830)  (52,570)      (740)
6/30/2015   15,421  Canadian Dollar   Morgan Stanley and Co.   12,733    12,771         38
6/30/2015  (67,218) Canadian Dollar   JP Morgan               (52,766)  (55,668)    (2,902)
5/12/2015   16,734  Euro              Morgan Stanley and Co.   18,181    18,790        609
5/12/2015                             State Street Bank and
            14,022  Euro              Trust                    15,241    15,745        504
5/12/2015  (10,488) Euro              Viaduk                  (11,435)  (11,778)      (343)
5/12/2015  (20,267) Euro              Morgan Stanley and Co.  (22,991)  (22,758)       233
5/11/2015  (55,501) UK Pound Sterling Morgan Stanley and Co.  (82,670)  (85,190)    (2,520)
5/14/2015   10,115  UK Pound Sterling Morgan Stanley and Co.   15,099    15,526        427
5/14/2015  (62,855) UK Pound Sterling Morgan Stanley and Co.  (91,873)  (96,476)    (4,603)

                                                                                        Unrealized
                                                                                          Foreign
Settlement Currency                                                Contract  Value at    Exchange
   Date    Amount**     Currency             Counterparty           Amount   30-Apr-15  Gain (Loss)
---------- -------- ----------------- --------------------------- ---------  ---------  -----------
6/15/2015  (51,461) UK Pound Sterling State Street Bank and Trust $ (75,968) $ (78,970)  $ (3,002)
6/19/2015   10,658  UK Pound Sterling Citibank, N.A.                 16,441     16,355        (86)
6/19/2015   10,068  UK Pound Sterling Viaduk                         15,324     15,450        126
6/19/2015   10,077  UK Pound Sterling Morgan Stanley and Co.         15,285     15,463        178
6/19/2015  (33,601) UK Pound Sterling Morgan Stanley and Co.        (50,244)   (51,561)    (1,317)
6/19/2015  (55,829) UK Pound Sterling State Street Bank and Trust   (82,873)   (85,670)    (2,797)
7/1/2015   (41,507) UK Pound Sterling State Street Bank and Trust   (61,326)   (63,689)    (2,363)
7/2/2015    10,262  UK Pound Sterling State Street Bank and Trust    15,440     15,745        305
7/2/2015   (56,467) UK Pound Sterling State Street Bank and Trust   (83,552)   (86,642)    (3,090)
                                                                  ---------  ---------   --------
                                                                  $(593,256) $(615,289)  $(22,033)
                                                                  =========  =========   ========

DFA Selectively Hedged Global Fixed Income Portfolio*

                                                                                      Unrealized
                                                                                        Foreign
Settlement Currency                                                Contract Value at   Exchange
   Date    Amount**      Currency             Counterparty          Amount  30-Apr-15 Gain (Loss)
---------- -------- ------------------ --------------------------- -------- --------- -----------
5/13/2015  135,975  Australian Dollar  Citibank, N.A.              $104,979 $107,551    $ 2,572
6/19/2015   69,820  Canadian Dollar    Viaduk                        54,935   57,831      2,896
6/12/2015  145,000  New Zealand Dollar JP Morgan                    104,216  110,254      6,038
5/26/2015  227,056  Norwegian Krone    State Street Bank and Trust   28,851   30,136      1,285
5/26/2015  227,056  Norwegian Krone    State Street Bank and Trust   28,843   30,136      1,293
5/27/2015  384,385  Norwegian Krone    State Street Bank and Trust   48,805   51,017      2,212
5/12/2015   37,984  Singapore Dollar   Morgan Stanley and Co.        27,992   28,702        710
5/13/2015   33,972  Singapore Dollar   Morgan Stanley and Co.        25,030   25,670        640
5/21/2015   21,793  Singapore Dollar   Morgan Stanley and Co.        15,691   16,464        773
5/22/2015   29,211  Singapore Dollar   JP Morgan                     21,246   22,068        822
6/19/2015   21,486  Singapore Dollar   Viaduk                        15,451   16,224        773
                                                                   -------- --------    -------
                                                                   $476,039 $496,053    $20,014
                                                                   ======== ========    =======

DFA Five-Year Global Fixed Income Portfolio*

                                                                                   Unrealized
                                                                                     Foreign
Settlement Currency                                           Contract  Value at    Exchange
   Date    Amount**     Currency           Counterparty        Amount   30-Apr-15  Gain (Loss)
---------- -------- ----------------- ---------------------- ---------  ---------  -----------
5/6/2015    14,219  Singapore Dollar  Morgan Stanley and Co. $  10,480  $  10,746    $   266
5/6/2015   (22,014) Singapore Dollar  JP Morgan                (15,997)   (16,636)      (639)
5/7/2015    15,654  Singapore Dollar  Morgan Stanley and Co.    11,443     11,829        386
5/7/2015   (22,012) Singapore Dollar  RBS                      (16,004)   (16,635)      (631)
5/12/2015   13,347  Singapore Dollar  Morgan Stanley and Co.     9,901     10,085        184
5/12/2015                             State Street Bank and
           (35,150) Singapore Dollar  Trust                    (25,896)   (26,560)      (664)
5/13/2015  (23,048) Singapore Dollar  Morgan Stanley and Co.   (16,577)   (17,415)      (838)
5/14/2015  (23,046) Singapore Dollar  Morgan Stanley and Co.   (16,575)   (17,414)      (839)
6/4/2015   (23,030) Singapore Dollar  ANZ Securities           (16,782)   (17,394)      (612)
6/5/2015   (23,032) Singapore Dollar  ANZ Securities           (16,783)   (17,395)      (612)
6/8/2015   (20,837) Singapore Dollar  JP Morgan                (15,057)   (15,736)      (679)
6/9/2015   (20,835) Singapore Dollar  Morgan Stanley and Co.   (15,056)   (15,735)      (679)
6/12/2015    5,707  Singapore Dollar  Morgan Stanley and Co.     4,249      4,310         61
6/12/2015  (23,600) Singapore Dollar  Morgan Stanley and Co.   (17,423)   (17,822)      (399)
6/17/2015  (76,877) UK Pound Sterling Morgan Stanley and Co.  (113,479)  (117,971)    (4,492)

                                                                                        Unrealized
                                                                                          Foreign
Settlement Currency                                                Contract  Value at    Exchange
   Date    Amount**     Currency             Counterparty           Amount   30-Apr-15  Gain (Loss)
---------- -------- ----------------- --------------------------- ---------  ---------  -----------
6/19/2015  (27,788) UK Pound Sterling Morgan Stanley and Co.      $ (41,001) $ (42,640)  $ (1,639)
6/19/2015  (50,581) UK Pound Sterling State Street Bank and Trust   (75,078)   (77,617)    (2,539)
7/1/2015   (27,769) UK Pound Sterling State Street Bank and Trust   (41,020)   (42,608)    (1,588)
7/1/2015   (57,781) UK Pound Sterling Morgan Stanley and Co.        (86,400)   (88,659)    (2,259)
                                                                  ---------  ---------   --------
                                                                  $(493,055) $(511,267)  $(18,212)
                                                                  =========  =========   ========

DFA World ex U.S. Government Fixed Income Portfolio*

                                                                                           Unrealized
                                                                                             Foreign
Settlement  Currency                                                  Contract  Value at    Exchange
   Date     Amount**       Currency             Counterparty           Amount   30-Apr-15  Gain (Loss)
---------- ----------  ----------------- --------------------------- ---------  ---------  -----------
7/8/2015       (2,321) Australian Dollar Citibank, N.A.              $  (1,780) $  (1,830)   $   (50)
5/11/2015        (248) Canadian Dollar   JP Morgan                        (197)      (206)        (9)
5/11/2015        (556) Canadian Dollar   Viaduk                           (441)      (461)       (20)
5/11/2015        (801) Canadian Dollar   Barclays Capital Inc.            (636)      (664)       (28)
5/11/2015      (1,079) Canadian Dollar   JP Morgan                        (863)      (894)       (31)
5/11/2015      (1,125) Canadian Dollar   Viaduk                           (881)      (932)       (51)
5/11/2015      (1,204) Canadian Dollar   JP Morgan                        (951)      (998)       (47)
5/11/2015      (1,353) Canadian Dollar   State Street Bank and Trust    (1,058)    (1,121)       (63)
5/11/2015     (51,949) Canadian Dollar   Citibank, N.A.                (41,120)   (43,052)    (1,932)
5/13/2015    (125,027) Denmark Krone     UBS AG                        (17,963)   (18,809)      (846)
6/4/2015         (703) Euro              Citibank, N.A.                   (764)      (790)       (26)
6/4/2015         (766) Euro              Viaduk                           (829)      (860)       (31)
6/4/2015         (787) Euro              Citibank, N.A.                   (856)      (884)       (28)
6/4/2015         (874) Euro              Citibank, N.A.                   (941)      (982)       (41)
6/4/2015         (956) Euro              JP Morgan                      (1,034)    (1,073)       (39)
6/4/2015       (1,179) Euro              Citibank, N.A.                 (1,285)    (1,324)       (39)
6/4/2015       (1,230) Euro              State Street Bank and Trust    (1,326)    (1,382)       (56)
6/4/2015       (2,306) Euro              JP Morgan                      (2,456)    (2,591)      (135)
6/4/2015       (3,017) Euro              JP Morgan                      (3,231)    (3,389)      (158)
6/4/2015       (3,703) Euro              Citibank, N.A.                 (4,088)    (4,159)       (71)
6/4/2015       (4,119) Euro              UBS AG                         (4,321)    (4,626)      (305)
6/4/2015      (79,954) Euro              Citibank, N.A.                (89,041)   (89,812)      (771)
6/5/2015         (251) Euro              Citibank, N.A.                   (273)      (282)        (9)
6/5/2015       (1,146) Euro              Bank of America Corp.          (1,238)    (1,287)       (49)
6/5/2015       (1,561) Euro              JP Morgan                      (1,655)    (1,753)       (98)
6/5/2015       (2,188) Euro              UBS AG                         (2,340)    (2,458)      (118)
6/5/2015       (2,928) Euro              Citibank, N.A.                 (3,116)    (3,289)      (173)
6/5/2015      (92,790) Euro              Citibank, N.A.               (101,245)  (104,231)    (2,986)
7/22/2015  (4,905,223) Japanese Yen      JP Morgan                     (41,063)   (41,120)       (57)
5/8/2015        1,321  Norwegian Krone   Citibank, N.A.                    168        176          8
5/8/2015          954  Norwegian Krone   Viaduk                            125        127          2
5/8/2015         (866) Norwegian Krone   State Street Bank and Trust      (105)      (115)       (10)
5/8/2015      (25,500) Norwegian Krone   State Street Bank and Trust    (3,385)    (3,386)        (1)
5/8/2015      (54,126) Norwegian Krone   State Street Bank and Trust    (7,083)    (7,188)      (105)
6/2/2015          349  Singapore Dollar  Citibank, N.A.                    256        265          9
6/2/2015         (332) Singapore Dollar  State Street Bank and Trust      (245)      (251)        (6)
6/2/2015         (341) Singapore Dollar  Citibank, N.A.                   (253)      (258)        (5)
6/2/2015       (1,781) Singapore Dollar  State Street Bank and Trust    (1,297)    (1,345)       (48)
6/2/2015      (23,404) Singapore Dollar  Barclays Capital Inc.         (17,134)   (17,677)      (543)
5/13/2015       1,342  Swedish Krona     Citibank, N.A.                    162        162         --

                                                                                        Unrealized
                                                                                          Foreign
Settlement Currency                                                Contract  Value at    Exchange
   Date    Amount**     Currency             Counterparty           Amount   30-Apr-15  Gain (Loss)
---------- -------- ----------------- --------------------------- ---------  ---------  -----------
5/13/2015   (1,455) Swedish Krona     UBS AG                      $    (169) $    (175)  $     (6)
5/13/2015   (2,085) Swedish Krona     Barclays Capital Inc.            (241)      (250)        (9)
5/13/2015  (10,413) Swedish Krona     Citibank, N.A.                 (1,232)    (1,250)       (18)
5/13/2015  (16,934) Swedish Krona     State Street Bank and Trust    (1,999)    (2,032)       (33)
5/13/2015  (17,037) Swedish Krona     JP Morgan                      (2,040)    (2,045)        (5)
5/13/2015  (18,576) Swedish Krona     Viaduk                         (2,154)    (2,229)       (75)
5/13/2015  (78,715) Swedish Krona     State Street Bank and Trust    (9,353)    (9,447)       (94)
5/12/2015     (308) UK Pound Sterling Citibank, N.A.                   (458)      (472)       (14)
5/12/2015     (755) UK Pound Sterling Citibank, N.A.                 (1,129)    (1,159)       (30)
5/12/2015     (793) UK Pound Sterling Citibank, N.A.                 (1,161)    (1,217)       (56)
5/12/2015  (62,759) UK Pound Sterling State Street Bank and Trust   (93,834)   (96,330)    (2,496)
                                                                  ---------  ---------   --------
                                                                  $(469,553) $(481,355)  $(11,802)
                                                                  =========  =========   ========

* During the six months ended April 30, 2015, the following Portfolios' average contract amount of forward currency contracts were (in thousands):

        DFA Two-Year Global Fixed Income Portfolio........... $1,720,867
        DFA Selectively Hedged Global Fixed Income Portfolio.    536,286
        DFA Five-Year Global Fixed Income Portfolio..........  1,022,777
        DFA World ex U.S. Government Fixed Income Portfolio..    426,751
        DFA Short-Term Extended Quality Portfolio............     40,716
        DFA Short-Duration Real Return Portfolio.............      1,794

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Swap Agreements: The DFA Short-Duration Real Return Portfolio and DFA Municpal Real Return Portfolio may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

   At April 30, 2015, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                             Unrealized
                                     Payments Expiration          Notional  Appreciation
Counterparty                         Received    Date    Currency Amount*  (Depreciation)
------------                         -------- ---------- -------- -------- --------------
Bank of America Corp. (1)...........   CPI    08/26/2019   USD    $ 26,000    $ (1,061)
Bank of America Corp. (1)...........   CPI    09/19/2018   USD      27,000        (751)
Bank of America Corp. (1)...........   CPI    10/20/2018   USD      32,000        (521)
Bank of America Corp. (1)...........   CPI    11/07/2017   USD      40,000        (627)
Citibank, N.A. (2)..................   CPI    07/25/2018   USD      28,000      (1,038)
Citibank, N.A. (2)..................   CPI    06/02/2018   USD      26,000        (863)
Citibank, N.A. (2)..................   CPI    03/14/2017   USD      19,000        (445)
Citibank, N.A. (2)..................   CPI    02/13/2017   USD      27,000        (597)
Citibank, N.A. (2)..................   CPI    12/18/2016   USD       7,300        (152)
Citibank, N.A. (2)..................   CPI    12/24/2016   USD       9,500        (191)
Citibank, N.A. (2)..................   CPI    11/13/2016   USD      26,000        (559)
Citibank, N.A. (2)..................   CPI    11/19/2018   USD      31,000        (505)
Citibank, N.A. (2)..................   CPI    10/30/2017   USD      28,000        (392)
Citibank, N.A. (2)..................   CPI    01/20/2019   USD      30,000         227
Credit Suisse (3)...................   CPI    06/27/2017   USD      26,000        (889)
Credit Suisse (3)...................   CPI    02/24/2017   USD      19,000        (426)
Credit Suisse (3)...................   CPI    04/28/2019   USD      42,000          24
Credit Suisse (3)...................   CPI    03/05/2019   USD      33,000         (51)
Credit Suisse (3)...................   CPI    05/08/2018   USD      21,000        (589)
Deutsche Bank AG, London Branch (4).   CPI    06/12/2019   USD      26,000      (1,058)
Deutsche Bank AG, London Branch (4).   CPI    06/20/2017   USD      26,000        (818)
Deutsche Bank AG, London Branch (4).   CPI    01/08/2017   USD      23,000        (493)
Deutsche Bank AG, London Branch (4).   CPI    02/05/2017   USD      18,000        (368)
Deutsche Bank AG, London Branch (4).   CPI    01/28/2017   USD      11,000        (223)
Deutsche Bank AG, London Branch (4).   CPI    01/02/2017   USD      20,300        (414)
Deutsche Bank AG, London Branch (4).   CPI    04/07/2017   USD      21,000        (425)
Deutsche Bank AG, London Branch (4).   CPI    03/31/2017   USD      21,000        (422)
Deutsche Bank AG, London Branch (4).   CPI    12/10/2016   USD      12,000        (244)
Deutsche Bank AG, London Branch (4).   CPI    12/04/2016   USD      10,500        (209)
Deutsche Bank AG, London Branch (4).   CPI    03/03/2019   USD      40,000        (128)
                                                                  --------    --------
                                                                  $726,600    $(14,208)
                                                                  ========    ========

(1)Payments will be made to counterparty at negotiated rates ranging from 1.733%-2.225%.

(2)Payments will be made to counterparty at negotiated rates ranging from 1.320%-2.215%.

(3)Payments will be made to counterparty at negotiated rates ranging from 0.025%-2.268%.

(4)Payments will be made to counterparty at negotiated rates ranging from 1.765%-2.242%.

* During the six months ended April 30, 2015, the average notional value of outstanding swap contracts was $672,600 (in thousands).

   At April 30, 2015, DFA Municipal Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   Unrealized
                           Payments Expiration          Notional  Appreciation
Counterparty               Received    Date    Currency Amount*  (Depreciation)
------------               -------- ---------- -------- -------- --------------
Bank of America Corp. (1).   CPI    11/10/2019   USD    $ 7,000      $(159)
Bank of America Corp. (1).   CPI    02/26/2019   USD      6,000         21
Bank of America Corp. (1).   CPI    01/26/2021   USD      6,000         58
Bank of America Corp. (1).   CPI    12/31/2019   USD      7,000         25
Bank of America Corp. (1).   CPI    12/24/2018   USD      4,000          4
Bank of America Corp. (1).   CPI    01/21/2019   USD      5,000         30
Citibank, N.A. (2)........   CPI    11/07/2019   USD     20,000       (434)
Citibank, N.A. (2)........   CPI    11/17/2019   USD      4,000        (80)
Citibank, N.A. (2)........   CPI    04/16/2021   USD      7,000         48
Citibank, N.A. (2)........   CPI    12/01/2019   USD      3,000        (46)
Citibank, N.A. (2)........   CPI    02/11/2021   USD      6,000         (7)
Citibank, N.A. (2)........   CPI    12/12/2019   USD      4,000        (16)
Citibank, N.A. (2)........   CPI    01/08/2021   USD      4,000         42
                                                        -------      -----
                                                        $83,000      $(514)
                                                        =======      =====

(1)Payments will be made to counterparty at negotiated rates ranging from 1.365%-1.958%.

(2)Payments will be made to counterparty at negotiated rates ranging from 1.494%-1.935%.

* During the six months ended April 30, 2015, the average notional value of outstanding swap contracts was $63,667 (in thousands).

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Inflation Swap contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                                           Asset Derivatives Value
                                                      ----------------------------------
                                                       Total Value    Foreign  Inflation
                                                            at       Exchange    Swap
                                                      April 30, 2015 Contracts Contracts
-                                                     -------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio...........    $ 2,420      $ 2,420      --
DFA Selectively Hedged Global Fixed Income Portfolio.     20,014       20,014      --
DFA Five-Year Global Fixed Income Portfolio..........        897          897      --
DFA World ex U.S. Government Fixed Income Portfolio..         19           19      --
DFA Short-Duration Real Return Portfolio.............        251           --    $251
DFA Municipal Real Return Portfolio..................        228           --     228

                                                        Liability Derivatives Value
                                                     ---------------------------------
                                                     Total Value at  Foreign  Inflation
                                                                    Exchange    Swap
                                                     April 30, 2015 Contracts Contracts
-                                                    -------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio..........    $(24,453)   $(24,453)       --
DFA Five-Year Global Fixed Income Portfolio.........     (19,109)    (19,109)       --
DFA World ex U.S. Government Fixed Income Portfolio.     (11,821)    (11,821)       --
DFA Short-Duration Real Return Portfolio............     (14,459)         --  $(14,459)
DFA Municipal Real Return Portfolio.................        (742)         --      (742)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2015:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Inflation Swap contracts    Net Realized Gain (Loss) on: Swap Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                         Realized Gain (Loss) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign   Inflation
                                                                 Exchange     Swap
                                                        Total    Contracts  Contracts
                                                      --------   ---------  ---------
DFA Two-Year Global Fixed Income Portfolio........... $140,075   $140,075         --
DFA Selectively Hedged Global Fixed Income Portfolio.  (60,518)   (60,518)        --
DFA Five-Year Global Fixed Income Portfolio..........   69,163     69,163         --
DFA World ex U.S. Government Fixed Income Portfolio..   49,806     49,806         --
DFA Short-Term Extended Quality Portfolio............    2,858      2,858         --
DFA Short-Duration Real Return Portfolio.............   (1,848)       155    $(2,003)

                                                          Change in Unrealized
                                                      Appreciation (Depreciation) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign   Inflation
                                                                 Exchange     Swap
                                                        Total    Contracts  Contracts
                                                      --------   ---------  ---------
DFA Two-Year Global Fixed Income Portfolio........... $(33,464)  $(33,464)        --
DFA Selectively Hedged Global Fixed Income Portfolio.   37,721     37,721         --
DFA Five-Year Global Fixed Income Portfolio..........  (26,437)   (26,437)        --
DFA World ex U.S. Government Fixed Income Portfolio..  (22,081)   (22,081)        --
DFA Short-Term Extended Quality Portfolio............     (935)      (935)        --
DFA Short-Duration Real Return Portfolio.............   (7,942)       (18)   $(7,924)
DFA Municipal Real Return Portfolio..................     (514)        --       (514)

Offsetting of Derivative Assets and Derivative Liabilities

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying

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



offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2015 (Amounts in thousands):

                                                          Gross Amounts Not                             Gross Amounts Not
                                                            Offset in the                                 Offset in the
                                                         Statements of Assets                          Statements of Assets
                                               Gross       and Liabilities                  Gross        and Liabilities
                                             Amounts of ----------------------           Amounts of  -----------------------
                                             Recognized  Financial     Cash     Net      Recognized   Financial       Cash
                                               Assets   Instruments Collateral Amount    Liabilities Instruments   Collateral
Description                                     (a)         (b)      Received   (c)          (a)         (d)        Pledged
----------------------------------------------          ------------------------         -           -------------------------
                                                              Assets                                     Liabilities
                                             ------------------------------------------  ------------------------------------
DFA Two-Year Global Fixed Income Portfolio
Forward Currency Contracts..................  $ 2,421     $(2,421)     $--     $    --     $24,454     $(2,421)     $    --
DFA Selectively Hedged Global Fixed Income
 Portfolio
Forward Currency Contracts..................  $20,014     $    --      $--     $20,014     $    --     $    --      $    --
DFA Five-Year Global Fixed Income Portfolio
Forward Currency Contracts..................  $   897     $  (897)     $--     $    --     $19,109     $  (897)     $    --
DFA World ex U.S. Government Fixed Income
 Portfolio
Forward Currency Contracts..................  $    22     $   (22)     $--     $    --     $11,824     $   (22)     $    --
DFA Short-Duration Real Return Portfolio
Swap Contracts..............................  $   251     $  (251)     $--     $    --     $14,458     $  (251)     $(2,950)
DFA Municipal Real Return Portfolio
Swap Contracts..............................  $   228     $  (228)     $--     $    --     $   742     $  (228)(f)  $    --





                                              Net
                                             Amount
Description                                   (e)
----------------------------------------------------

                                             --------
DFA Two-Year Global Fixed Income Portfolio
Forward Currency Contracts.................. $22,033
DFA Selectively Hedged Global Fixed Income
 Portfolio
Forward Currency Contracts.................. $    --
DFA Five-Year Global Fixed Income Portfolio
Forward Currency Contracts.................. $18,212
DFA World ex U.S. Government Fixed Income
 Portfolio
Forward Currency Contracts.................. $11,802
DFA Short-Duration Real Return Portfolio
Swap Contracts.............................. $     9
DFA Municipal Real Return Portfolio
Swap Contracts.............................. $   514

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                  Weighted      Weighted    Number of   Interest Maximum Amount
                                   Average      Average        Days     Expense  Borrowed During
                                Interest Rate Loan Balance Outstanding* Incurred   The Period
                                ------------- ------------ ------------ -------- ---------------
DFA Investment Grade Portfolio.     0.88%        $4,051         1          --        $4,051

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, and DFA Intermediate-Term Extended Quality Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $7,467, $107, $39,518, $12,645 and $28,274
(in thousands), respectively. Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                         Approximate
                                                                          Percentage
                                                            Number of   of Outstanding
                                                           Shareholders     Shares
                                                           ------------ --------------
DFA One-Year Fixed Income Portfolio.......................      4             70%
DFA Two-Year Global Fixed Income Portfolio................      4             86%
DFA Selectively Hedged Global Fixed Income Portfolio......      5             93%
DFA Five-Year Global Fixed Income Portfolio...............      3             78%
DFA World ex U.S. Government Fixed Income Portfolio.......      5             92%
DFA Short-Term Government Portfolio.......................      5             81%
DFA Intermediate Government Fixed Income Portfolio........      5             93%
DFA Short-Term Extended Quality Portfolio.................      5             85%
DFA Intermediate-Term Extended Quality Portfolio..........      5             87%
DFA Investment Grade Portfolio............................      4             92%
DFA Inflation-Protected Securities Portfolio..............      3             59%
DFA Short-Duration Real Return Portfolio..................      3             87%
DFA Municipal Real Return Portfolio.......................      3             96%
DFA Municipal Bond Portfolio..............................      3            100%
DFA Short-Term Municipal Bond Portfolio...................      5             93%
DFA Intermediate-Term Municipal Bond Portfolio............      4             92%
DFA California Short-Term Municipal Bond Portfolio........      3             94%
DFA California Intermediate-Term Municipal Bond Portfolio.      3             94%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               Board Approval of Investment Advisory Agreements

   At the Board meeting held on December 11-12, 2014 (the "December Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the existing sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the December Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the December Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the December Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the December Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the December Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, with the Updated Investment Management Agreements.

   Prior to the December Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the December Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged; (vii) comparisons of amounts to be paid under other advisory contracts; and (viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management

Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements, contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each Fund is equal to the rate charged under each Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

   At September Meeting, the Board also considered the approval of new sub-advisory agreements (the "Proposed Sub-Advisory Agreements") with Dimensional Fund Advisors Ltd. ("DFA London") and DFA Australia Limited ("DFA Australia") for the DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio (the "Identified Fixed Income Funds").

   At the September Meeting, the Board evaluated a variety of factors when considering the approval of each Proposed Sub-Advisory Agreement for each Identified Fixed Income Fund, including: (i) the Advisor's rationale for recommending DFA Australia and DFA London to serve as sub-advisors to each Identified Fixed Income Fund; (ii) the nature, extent and quality of services to be provided by each Proposed Sub-Advisor to each Identified Fixed Income Fund, including the resources of the Proposed Sub-Advisors to be dedicated to each Identified Fixed Income Fund; (iii) the performance of each Proposed Sub-Advisor; (iv) the fees and expenses to be borne by each Identified Fixed Income Fund; (v) the profitability to be realized by each Proposed Sub-Advisor from the relationship with each Identified Fixed Income Fund; (vi) whether economies of scale will be realized by each Proposed Sub-Advisor with respect to each Identified Fixed Income Fund as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged; (vii) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (viii) any benefits to be derived by each Proposed Sub-Advisor from its relationship with each Identified Fixed Income Fund.

   When considering the nature, extent and quality of the services to be provided by each Proposed Sub-Advisor to an Identified Fixed Income Fund and the resources of the Proposed Sub-Advisors dedicated to the Identified Fixed Income Funds, the Board reviewed: (a) the Advisor's rationale in proposing the Proposed Sub-Advisors, including the potential advantages to an Identified Fixed Income Fund from the experience of the Proposed Sub-Advisors in their respective foreign markets; (b) the scope and depth of each Proposed Sub-Advisor's organization; (c) the experience and expertise of each Proposed Sub-Advisor's investment professionals; and (d) each Proposed Sub-Advisor's investment advisory capabilities. The Board evaluated the Proposed Sub-Advisors' portfolio management and trading processes and discussed the unique experience of the Proposed Sub-Advisors' brokerage and trading capabilities. After analyzing the caliber of services proposed to be provided by each Proposed Sub-Advisor to each Identified Fixed Income Fund, and the caliber of services provided by each Proposed Sub-Advisor to other investment portfolios presently sub-advised by the Proposed Sub-Advisors, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to each Identified Fixed Income Fund were consistent with the operational requirements of the Identified Fixed Income Fund and met the needs of the shareholders of the Identified Fixed Income Fund.

   The Board also noted that, as the Proposed Sub-Advisors had not yet commenced sub-advising the Identified Fixed Income Funds, there was no investment performance for either the Identified Fixed Income Funds or the Proposed Sub-Advisors in managing the Identified Fixed Income Funds for the Board to evaluate. The Board, however, recalled each Proposed Sub-Advisor's historical performance in sub-advising other investment portfolios with similar mandates as the Identified Fixed Income Funds and compared such performance to applicable market indices. The Board determined, among other things, that the historical performance of the Proposed Sub-Advisors with respect to other investment portfolios with similar mandates to each Identified Fixed Income Fund was acceptable as compared with relevant market indices.

   When considering the fees and expenses to be borne by each Identified Fixed Income Fund, and considering the reasonableness of the fees to be paid to each Proposed Sub-Advisor in light of the services to be provided to the Identified Fixed Income Fund, the Board noted that the fees to be paid to the Proposed Sub-Advisors would be paid by the Advisor from the management fees received by the Advisor from the Identified Fixed Income Fund. The Board further noted that the management fees and expenses of each Identified Fixed Income Fund would not change as a result of the approval of the Proposed Sub-Advisors and the implementation of the Proposed Sub-Advisory Agreements. The Board then compared the fees to be paid to each Proposed Sub-Advisor by the Advisor to fees paid to the Proposed Sub-Advisors for services provided to other investment management companies with a similar mandate to each Identified Fixed Income Fund. The Board also considered any additional benefits to be received by the Proposed Sub-Advisors in connection with providing such services. The Board concluded that the fees to be paid to each Proposed Sub-Advisor were reasonable in relation to the other fees charged by the Proposed Sub-Advisor, and that the sub-advisory fees were fair, both on an absolute basis and in comparison with the fees charged by each Proposed Sub-Advisor for its services to other investment portfolios.

   Furthermore, the Board noted that each Proposed Sub-Advisor could not report any financial results from its relationship with the Identified Fixed Income Funds because the Proposed Sub-Advisors had not yet commenced sub-advising the Identified Fixed Income Funds, and thus, the Board could not evaluate profitability. The Board then discussed whether economies of scale are realized by each Proposed Sub-Advisor with respect to each Identified Fixed Income Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of fees charged were inapplicable to each Identified Fixed Income Fund at the present time, due to the Advisor paying the fees of the Proposed Sub-Advisors and the fact that the Proposed Sub-Advisors had not begun to manage the Identified Fixed Income Funds.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of each Proposed Sub-Advisory Agreement for each Identified Fixed Income Fund was in the best interests of the Identified Fixed Income Fund and its shareholders.

   At the September Meeting and December Meeting (collectively, the "Meeting"), the Board also considered the approval of the investment advisory agreement for the DFA Municipal Bond Portfolio (the "Municipal Fund") and the Municipal Fund's sub-advisory agreements. DFA London and DFA Australia each serves as a sub-advisor. (The investment advisory agreement and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   At the Meeting, the Board considered a number of factors when considering the approval of each Advisory Agreement for the Municipal Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to the Municipal Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by the Municipal Fund; (iv) the profitability to be realized by the Advisor from the relationship with the Municipal Fund; and (v) whether economies of scale would be realized by the Advisor with respect to the Municipal Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services to be provided by the Advisor to the Municipal Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals that will be providing management services to the Municipal Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor. After analyzing the caliber of services to be provided by the Advisor to the Municipal Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to the Municipal Fund were consistent with the Municipal Fund's anticipated operational requirements.

   The Board also noted that, as the Municipal Fund had not yet commenced investment operations, there was no investment performance for either the Municipal Fund or the Advisor in managing the Municipal Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Municipal Fund because the Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

   The Board also considered the proposed fees and projected expenses for the Municipal Fund, and compared the fees to be charged to the Municipal Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Municipal Fund's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Municipal Fund appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Municipal Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the Municipal Fund's peer group. The Board also noted that the Advisor had agreed to contractual fee waiver arrangements to limit the expenses of the Municipal Fund. The Board also concluded that the shareholders of the Municipal Fund were likely to receive reasonable value in return for paying the fees and expenses of the Municipal Fund. The Board also concluded that, given the Municipal Fund's proposed advisory fee and the Municipal Fund's likely ranking among peer mutual funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Municipal Fund at the present time.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Municipal Fund was in the best interests of the Municipal Fund and its shareholders.

                                                               DFA043015-024S
 [LOGO]                                                              00147365

[LOGO]


SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA Investment Dimensions Group Inc.
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
DFA International Value ex Tobacco Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                   Page
                                                                   ----
         Letter to Shareholders
         Definitions of Abbreviations and Footnotes...............   1
            Disclosure of Fund Expenses...........................   2
            Disclosure of Portfolio Holdings......................   4
            Summary Schedules of Portfolio Holdings...............   6
                U.S. Social Core Equity 2 Portfolio...............   6
                U.S. Sustainability Core 1 Portfolio..............   9
                International Sustainability Core 1 Portfolio.....  12
                DFA International Value ex Tobacco Portfolio......  16
                International Social Core Equity Portfolio........  20
                Emerging Markets Social Core Equity Portfolio.....  24
            Statements of Assets and Liabilities..................  29
            Statements of Operations..............................  31
            Statements of Changes in Net Assets...................  33
            Financial Highlights..................................  35
            Notes to Financial Statements.........................  38
         Voting Proxies on Fund Portfolio Securities..............  48
         Board Approval of Investment Advisory Agreements.........  49

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2015
 EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/14  04/30/15    Ratio*   Period*
                                       --------- --------- ---------- --------
 U.S. Social Core Equity 2 Portfolio
 -----------------------------------
 Actual Fund Return................... $1,000.00 $1,037.00    0.28%    $1.41
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.41    0.28%    $1.40

 U.S. Sustainability Core 1 Portfolio
 ------------------------------------
 Actual Fund Return................... $1,000.00 $1,044.70    0.32%    $1.62
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.21    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
International Sustainability Core 1 Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,057.70    0.48%    $2.45
Hypothetical 5% Annual Return................. $1,000.00 $1,022.41    0.48%    $2.41

DFA International Value ex Tobacco Portfolio
--------------------------------------------
Actual Fund Return............................ $1,000.00 $1,052.30    0.57%    $2.90
Hypothetical 5% Annual Return................. $1,000.00 $1,021.97    0.57%    $2.86

International Social Core Equity Portfolio
------------------------------------------
Actual Fund Return............................ $1,000.00 $1,053.50    0.46%    $2.34
Hypothetical 5% Annual Return................. $1,000.00 $1,022.51    0.46%    $2.31

Emerging Markets Social Core Equity Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,029.10    0.63%    $3.17
Hypothetical 5% Annual Return................. $1,000.00 $1,021.67    0.63%    $3.16

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      U.S. Social Core Equity 2 Portfolio
              Consumer Discretionary.......................  16.8%
              Consumer Staples.............................   5.6%
              Energy.......................................  10.7%
              Financials...................................  18.2%
              Health Care..................................   5.5%
              Industrials..................................  14.5%
              Information Technology.......................  18.5%
              Materials....................................   5.0%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                     U.S. Sustainability Core 1 Portfolio
              Consumer Discretionary.......................  15.6%
              Consumer Staples.............................   7.5%
              Energy.......................................   7.7%
              Financials...................................  14.5%
              Health Care..................................  12.1%
              Industrials..................................  13.4%
              Information Technology.......................  18.6%
              Materials....................................   4.8%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.6%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                 International Sustainability Core 1 Portfolio
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   9.1%
              Energy.......................................   7.0%
              Financials...................................  20.8%
              Health Care..................................   8.3%
              Industrials..................................  15.9%
              Information Technology.......................   5.8%
              Materials....................................  10.4%
              Other........................................    --
              Telecommunication Services...................   4.1%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                 DFA International Value ex Tobacco Portfolio
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   4.1%
              Energy.......................................  13.9%
              Financials...................................  34.8%
              Health Care..................................   2.2%
              Industrials..................................   9.8%
              Information Technology.......................   3.0%
              Materials....................................  12.1%
              Other........................................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                  International Social Core Equity Portfolio
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   5.8%
              Energy.......................................   8.8%
              Financials...................................  24.1%
              Health Care..................................   3.0%
              Industrials..................................  17.4%
              Information Technology.......................   6.1%
              Materials....................................  12.6%
              Other........................................    --
              Telecommunication Services...................   4.4%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                 Emerging Markets Social Core Equity Portfolio
              Consumer Discretionary.......................  10.2%
              Consumer Staples.............................   7.9%
              Energy.......................................   5.8%
              Financials...................................  26.9%
              Health Care..................................   0.6%
              Industrials..................................   9.7%
              Information Technology.......................  18.6%
              Materials....................................  10.6%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.3%
              Utilities....................................   4.4%
                                                            -----
                                                            100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                          Shares     Value+    of Net Assets**
                                          ------     ------    ---------------
  COMMON STOCKS -- (88.8%)
  Consumer Discretionary -- (14.9%)
  *   Amazon.com, Inc....................   3,400 $  1,434,052            0.3%
      Comcast Corp. Class A..............  88,751    5,126,258            0.9%
      Ford Motor Co...................... 143,102    2,261,012            0.4%
      Home Depot, Inc. (The).............  13,337    1,426,792            0.3%
      Target Corp........................  18,179    1,433,051            0.3%
      Time Warner, Inc...................  41,427    3,496,853            0.6%
      Walt Disney Co. (The)..............  27,965    3,040,355            0.6%
      Other Securities...................           75,053,305           13.3%
                                                  ------------           -----
  Total Consumer Discretionary...........           93,271,678           16.7%
                                                  ------------           -----
  Consumer Staples -- (5.0%)
      Coca-Cola Co. (The)................  47,418    1,923,274            0.4%
      CVS Health Corp....................  33,631    3,339,222            0.6%
      PepsiCo, Inc.......................  21,670    2,061,250            0.4%
      Procter & Gamble Co. (The).........  38,643    3,072,505            0.6%
      Walgreens Boots Alliance, Inc......  16,457    1,364,779            0.3%
      Other Securities...................           19,436,689            3.3%
                                                  ------------           -----
  Total Consumer Staples.................           31,197,719            5.6%
                                                  ------------           -----
  Energy -- (9.5%)
      Anadarko Petroleum Corp............  19,543    1,838,996            0.3%
      Chevron Corp.......................  48,498    5,386,188            1.0%
      ConocoPhillips.....................  45,108    3,063,735            0.6%
      EOG Resources, Inc.................  19,792    1,958,418            0.4%
      Exxon Mobil Corp................... 150,753   13,171,290            2.4%
      Other Securities...................           33,987,988            6.0%
                                                  ------------           -----
  Total Energy...........................           59,406,615           10.7%
                                                  ------------           -----
  Financials -- (16.1%)
      American International Group, Inc..  24,101    1,356,645            0.2%
      Bank of America Corp............... 190,626    3,036,672            0.6%
  *   Berkshire Hathaway, Inc. Class B...  14,710    2,077,199            0.4%
      Citigroup, Inc.....................  49,020    2,613,746            0.5%
      Goldman Sachs Group, Inc. (The)....  10,090    1,981,878            0.4%
      JPMorgan Chase & Co................  69,451    4,393,470            0.8%
      Travelers Cos., Inc. (The).........  14,302    1,446,075            0.3%
      U.S. Bancorp.......................  43,752    1,875,648            0.3%
      Wells Fargo & Co................... 120,881    6,660,543            1.2%
      Other Securities...................           75,557,958           13.4%
                                                  ------------           -----
  Total Financials.......................          100,999,834           18.1%
                                                  ------------           -----
  Health Care -- (4.9%)
  #*  Express Scripts Holding Co.........  22,224    1,920,154            0.4%
      UnitedHealth Group, Inc............  14,200    1,581,880            0.3%
      Other Securities...................           26,985,417            4.8%
                                                  ------------           -----
  Total Health Care......................           30,487,451            5.5%
                                                  ------------           -----
  Industrials -- (12.9%)
      CSX Corp...........................  36,188    1,306,025            0.2%
      Danaher Corp.......................  16,023    1,311,963            0.2%
      FedEx Corp.........................   8,844    1,499,677            0.3%
      Southwest Airlines Co..............  38,606    1,565,859            0.3%
      Union Pacific Corp.................  30,954    3,288,243            0.6%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                            Shares      Value+     of Net Assets**
                                                            ------      ------     ---------------
Industrials -- (Continued)
*     United Continental Holdings, Inc...................     24,322 $   1,452,996            0.3%
      United Technologies Corp...........................     13,954     1,587,267            0.3%
      Other Securities...................................               68,426,690           12.2%
                                                                     -------------          ------
Total Industrials........................................               80,438,720           14.4%
                                                                     -------------          ------
Information Technology -- (16.4%)
      Apple, Inc.........................................     85,617    10,714,968            1.9%
      Cisco Systems, Inc.................................    130,710     3,768,369            0.7%
      EMC Corp...........................................     57,835     1,556,340            0.3%
*     Google, Inc. Class A...............................      3,334     1,829,599            0.3%
*     Google, Inc. Class C...............................      3,274     1,759,231            0.3%
      Hewlett-Packard Co.................................     81,229     2,678,120            0.5%
      Intel Corp.........................................    146,650     4,773,457            0.9%
#     International Business Machines Corp...............      8,942     1,531,675            0.3%
#*    Micron Technology, Inc.............................     57,407     1,614,859            0.3%
      Microsoft Corp.....................................    135,966     6,613,386            1.2%
      Oracle Corp........................................     44,598     1,945,365            0.4%
      QUALCOMM, Inc......................................     20,304     1,380,672            0.3%
#     Visa, Inc. Class A.................................     19,776     1,306,205            0.2%
      Other Securities...................................               61,423,602           10.9%
                                                                     -------------          ------
Total Information Technology.............................              102,895,848           18.5%
                                                                     -------------          ------
Materials -- (4.4%)
      Other Securities...................................               27,802,166            5.0%
                                                                     -------------          ------
Other -- (0.0%)
      Other Securities...................................                       --            0.0%
                                                                     -------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  528,959            0.1%
                                                                     -------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc..........................................    133,566     4,626,726            0.8%
      Verizon Communications, Inc........................    104,871     5,289,693            1.0%
      Other Securities...................................                4,150,985            0.7%
                                                                     -------------          ------
Total Telecommunication Services.........................               14,067,404            2.5%
                                                                     -------------          ------
Utilities -- (2.3%)
      Other Securities...................................               14,391,259            2.6%
                                                                     -------------          ------
TOTAL COMMON STOCKS......................................              555,487,653           99.7%
                                                                     -------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   15,298            0.0%
                                                                     -------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.098%.  1,316,977     1,316,977            0.2%
                                                                     -------------          ------

SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@  DFA Short Term Investment Fund.....................  5,941,161    68,739,232           12.4%
                                                                     -------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $471,360,339)..................................              $ 625,559,160          112.3%
                                                                     =============          ======

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 93,271,678          --   --    $ 93,271,678
   Consumer Staples..............   31,197,719          --   --      31,197,719
   Energy........................   59,406,615          --   --      59,406,615
   Financials....................  100,999,834          --   --     100,999,834
   Health Care...................   30,487,451          --   --      30,487,451
   Industrials...................   80,438,720          --   --      80,438,720
   Information Technology........  102,895,848          --   --     102,895,848
   Materials.....................   27,802,166          --   --      27,802,166
   Other.........................           --          --   --              --
   Real Estate Investment Trusts.      528,959          --   --         528,959
   Telecommunication Services....   14,067,404          --   --      14,067,404
   Utilities.....................   14,391,259          --   --      14,391,259
 Rights/Warrants.................           -- $    15,298   --          15,298
 Temporary Cash Investments......    1,316,977          --   --       1,316,977
 Securities Lending Collateral...           --  68,739,232   --      68,739,232
                                  ------------ -----------   --    ------------
 TOTAL........................... $556,804,630 $68,754,530   --    $625,559,160
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                         Shares      Value+     of Net Assets**
                                         ------      ------     ---------------
COMMON STOCKS -- (90.5%)
Consumer Discretionary -- (14.1%)
*   Amazon.com, Inc...................      7,596 $   3,203,841            0.7%
    Comcast Corp. Class A.............     50,077     2,892,448            0.6%
    Home Depot, Inc. (The)............     31,779     3,399,717            0.7%
    NIKE, Inc. Class B................     16,931     1,673,460            0.4%
    Time Warner, Inc..................     43,508     3,672,510            0.8%
    Walt Disney Co. (The).............     36,714     3,991,546            0.8%
    Other Securities..................               56,951,544           11.6%
                                                  -------------        --------
Total Consumer Discretionary..........               75,785,066           15.6%
                                                  -------------        --------
Consumer Staples -- (6.8%)
    Altria Group, Inc.................     65,555     3,281,028            0.7%
    Coca-Cola Co. (The)...............     47,285     1,917,880            0.4%
    Costco Wholesale Corp.............     11,553     1,652,657            0.3%
    CVS Health Corp...................     28,829     2,862,431            0.6%
    PepsiCo, Inc......................     22,695     2,158,748            0.5%
    Philip Morris International, Inc..     21,634     1,805,790            0.4%
    Procter & Gamble Co. (The)........     41,367     3,289,090            0.7%
    Wal-Mart Stores, Inc..............     26,290     2,051,934            0.4%
    Other Securities..................               17,351,133            3.5%
                                                  -------------        --------
Total Consumer Staples................               36,370,691            7.5%
                                                  -------------        --------
Energy -- (7.0%)
    Chevron Corp......................     22,141     2,458,979            0.5%
    ConocoPhillips....................     25,181     1,710,293            0.4%
    EOG Resources, Inc................     16,200     1,602,990            0.3%
    Exxon Mobil Corp..................     87,277     7,625,391            1.6%
    Schlumberger, Ltd.................     25,119     2,376,509            0.5%
    Other Securities..................               21,771,093            4.4%
                                                  -------------        --------
Total Energy..........................               37,545,255            7.7%
                                                  -------------        --------
Financials -- (13.1%)
    Bank of America Corp..............    211,371     3,367,140            0.7%
*   Berkshire Hathaway, Inc. Class B..     27,157     3,834,840            0.8%
    Citigroup, Inc....................     54,482     2,904,980            0.6%
    Goldman Sachs Group, Inc. (The)...     10,705     2,102,676            0.4%
    JPMorgan Chase & Co...............     45,274     2,864,033            0.6%
    Wells Fargo & Co..................     40,325     2,221,907            0.5%
    Other Securities..................               53,126,953           10.9%
                                                  -------------        --------
Total Financials......................               70,422,529           14.5%
                                                  -------------        --------
Health Care -- (11.0%)
*   Biogen, Inc.......................      5,573     2,083,912            0.4%
*   Celgene Corp......................     16,184     1,748,843            0.4%
*   Gilead Sciences, Inc..............     28,500     2,864,535            0.6%
    Johnson & Johnson.................     49,150     4,875,680            1.0%
    Medtronic P.L.C...................     23,685     1,763,348            0.4%
    UnitedHealth Group, Inc...........     21,670     2,414,038            0.5%
    Other Securities..................               43,197,514            8.8%
                                                  -------------        --------
Total Health Care.....................               58,947,870           12.1%
                                                  -------------        --------

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                            Shares      Value+     of Net Assets**
                                                            ------      ------     ---------------
Industrials -- (12.1%)
      Boeing Co. (The)...................................     13,884 $   1,990,133            0.4%
      General Electric Co................................    186,382     5,047,225            1.0%
      Union Pacific Corp.................................     17,292     1,836,929            0.4%
      United Technologies Corp...........................     14,503     1,649,716            0.4%
      Other Securities...................................               54,277,774           11.1%
                                                                     -------------        --------
Total Industrials........................................               64,801,777           13.3%
                                                                     -------------        --------
Information Technology -- (16.9%)
      Apple, Inc.........................................     66,080     8,269,912            1.7%
      Cisco Systems, Inc.................................     94,737     2,731,268            0.6%
*     Facebook, Inc. Class A.............................     23,773     1,872,599            0.4%
*     Google, Inc. Class A...............................      3,013     1,653,444            0.4%
*     Google, Inc. Class C...............................      3,021     1,623,450            0.3%
      Hewlett-Packard Co.................................     57,086     1,882,125            0.4%
      Intel Corp.........................................     77,531     2,523,634            0.5%
#     International Business Machines Corp...............     18,539     3,175,545            0.7%
      MasterCard, Inc. Class A...........................     19,636     1,771,364            0.4%
      Microsoft Corp.....................................    168,492     8,195,451            1.7%
      Oracle Corp........................................     61,587     2,686,425            0.6%
      QUALCOMM, Inc......................................     23,683     1,610,444            0.3%
      Visa, Inc. Class A.................................     26,120     1,725,226            0.4%
      Other Securities...................................               50,789,556           10.2%
                                                                     -------------        --------
Total Information Technology.............................               90,510,443           18.6%
                                                                     -------------        --------
Materials -- (4.3%)
      Other Securities...................................               23,176,485            4.8%
                                                                     -------------        --------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                  241,678            0.0%
                                                                     -------------        --------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................    169,409     5,868,328            1.2%
      Verizon Communications, Inc........................     71,413     3,602,072            0.8%
      Other Securities...................................                3,259,737            0.6%
                                                                     -------------        --------
Total Telecommunication Services.........................               12,730,137            2.6%
                                                                     -------------        --------
Utilities -- (2.8%)
      Other Securities...................................               15,020,732            3.1%
                                                                     -------------        --------
TOTAL COMMON STOCKS......................................              485,552,663           99.8%
                                                                     -------------        --------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   18,003            0.0%
                                                                     -------------        --------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.098%.  2,638,818     2,638,818            0.5%
                                                                     -------------        --------

SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund.....................  4,202,144    48,618,801           10.0%
                                                                     -------------        --------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $391,380,610)..................................              $ 536,828,285          110.3%
                                                                     =============        ========

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 75,785,066          --   --    $ 75,785,066
   Consumer Staples..............   36,370,691          --   --      36,370,691
   Energy........................   37,545,255          --   --      37,545,255
   Financials....................   70,422,529          --   --      70,422,529
   Health Care...................   58,947,870          --   --      58,947,870
   Industrials...................   64,801,777          --   --      64,801,777
   Information Technology........   90,510,443          --   --      90,510,443
   Materials.....................   23,176,485          --   --      23,176,485
   Real Estate Investment Trusts.      241,678          --   --         241,678
   Telecommunication Services....   12,730,137          --   --      12,730,137
   Utilities.....................   15,020,732          --   --      15,020,732
 Rights/Warrants.................           -- $    18,003   --          18,003
 Temporary Cash Investments......    2,638,818          --   --       2,638,818
 Securities Lending Collateral...           --  48,618,801   --      48,618,801
                                  ------------ -----------   --    ------------
 TOTAL........................... $488,191,481 $48,636,804   --    $536,828,285
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                               Percentage
                                                   Shares      Value++       of Net Assets**
                                                   ------      -------       ---------------
COMMON STOCKS -- (90.7%)
AUSTRALIA -- (4.9%)
    Australia & New Zealand Banking Group, Ltd..     40,877 $   1,093,781               0.3%
    Commonwealth Bank of Australia..............     15,462     1,082,293               0.3%
    National Australia Bank, Ltd................     47,352     1,371,095               0.4%
    Other Securities............................               17,492,996               4.3%
                                                            -------------             ------
TOTAL AUSTRALIA.................................               21,040,165               5.3%
                                                            -------------             ------

AUSTRIA -- (0.4%)
    Other Securities............................                1,770,174               0.5%
                                                            -------------             ------

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.....................      9,765     1,188,872               0.3%
    Other Securities............................                4,414,129               1.1%
                                                            -------------             ------
TOTAL BELGIUM...................................                5,603,001               1.4%
                                                            -------------             ------

CANADA -- (8.0%)
    Other Securities............................               34,265,695               8.7%
                                                            -------------             ------

CHINA -- (0.0%)
    Other Securities............................                   26,734               0.0%
                                                            -------------             ------

DENMARK -- (1.7%)
    Novo Nordisk A.S. Class B...................     35,390     1,986,818               0.5%
    Other Securities............................                5,472,519               1.4%
                                                            -------------             ------
TOTAL DENMARK...................................                7,459,337               1.9%
                                                            -------------             ------

FINLAND -- (1.4%)
    Other Securities............................                5,940,279               1.5%
                                                            -------------             ------

FRANCE -- (8.5%)
    Air Liquide SA..............................      7,214       943,488               0.2%
    Airbus Group NV.............................     20,960     1,452,572               0.4%
    BNP Paribas SA..............................     20,556     1,298,137               0.3%
    Cie Generale des Etablissements Michelin....      9,312     1,038,435               0.3%
#   L'Oreal SA..................................      5,031       960,120               0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.........      6,427     1,123,865               0.3%
    Renault SA..................................     11,532     1,213,370               0.3%
    Sanofi......................................     12,090     1,230,646               0.3%
#   Schneider Electric SE.......................     12,998       971,579               0.3%
    Total SA                                         45,849     2,482,721               0.6%
    Other Securities............................               23,981,089               6.0%
                                                            -------------             ------
TOTAL FRANCE....................................               36,696,022               9.3%
                                                            -------------             ------

GERMANY -- (5.9%)
#   Allianz SE..................................      6,993     1,190,311               0.3%
#   BASF SE.....................................     15,630     1,552,809               0.4%
    Bayerische Motoren Werke AG.................      8,105       956,103               0.3%
    Daimler AG..................................     19,756     1,899,474               0.5%
    Other Securities............................               19,778,304               4.9%
                                                            -------------             ------
TOTAL GERMANY...................................               25,377,001               6.4%
                                                            -------------             ------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                      Percentage
                                             Shares      Value++    of Net Assets**
                                             ------      -------    ---------------
HONG KONG -- (1.9%)
    Other Securities                                  $   8,301,680            2.1%
                                                      -------------          ------

IRELAND -- (0.5%)
    Other Securities......................                2,043,397            0.5%
                                                      -------------          ------

ISRAEL -- (0.5%)
    Other Securities......................                2,034,244            0.5%
                                                      -------------          ------

ITALY -- (2.2%)
    UniCredit SpA.........................    127,518       915,340            0.3%
    Other Securities......................                8,616,500            2.1%
                                                      -------------          ------
TOTAL ITALY...............................                9,531,840            2.4%
                                                      -------------          ------

JAPAN -- (19.3%)
    KDDI Corp.............................     45,600     1,079,003            0.3%
    Mitsubishi UFJ Financial Group, Inc...    184,100     1,307,911            0.4%
    Softbank Corp.........................     19,584     1,224,227            0.3%
    Sumitomo Mitsui Financial Group, Inc..     20,800       908,223            0.3%
    Toyota Motor Corp.....................     22,255     1,549,151            0.4%
#   Toyota Motor Corp. Sponsored ADR......     11,495     1,598,035            0.4%
    Other Securities......................               75,582,655           19.0%
                                                      -------------          ------
TOTAL JAPAN...............................               83,249,205           21.1%
                                                      -------------          ------

NETHERLANDS -- (2.7%)
#   Unilever NV...........................     23,630     1,027,432            0.3%
    Other Securities......................               10,757,025            2.7%
                                                      -------------          ------
TOTAL NETHERLANDS.........................               11,784,457            3.0%
                                                      -------------          ------

NEW ZEALAND -- (0.2%)
    Other Securities......................                  895,595            0.2%
                                                      -------------          ------

NORWAY -- (0.8%)
    Other Securities......................                3,375,384            0.9%
                                                      -------------          ------

PORTUGAL -- (0.3%)
    Other Securities......................                1,293,215            0.3%
                                                      -------------          ------

SINGAPORE -- (1.1%)
    Other Securities......................                4,584,072            1.2%
                                                      -------------          ------

SPAIN -- (2.5%)
    Banco Santander SA....................    164,883     1,246,609            0.3%
    Iberdrola SA..........................    138,076       924,183            0.2%
    Telefonica SA.........................     64,652       984,036            0.3%
    Other Securities......................                7,701,266            2.0%
                                                      -------------          ------
TOTAL SPAIN...............................               10,856,094            2.8%
                                                      -------------          ------

SWEDEN -- (3.2%)
    Other Securities......................               13,574,257            3.4%
                                                      -------------          ------

SWITZERLAND -- (6.7%)
    Nestle SA.............................     33,974     2,635,846            0.7%
    Novartis AG...........................     13,637     1,391,957            0.4%
    Novartis AG ADR.......................     20,867     2,124,261            0.6%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                     Shares         Value++       of Net Assets**
                                                     ------         -------       ---------------
SWITZERLAND -- (Continued)
    Roche Holding AG..............................     15,441    $   4,418,521               1.1%
    Swiss Re AG...................................     10,831          960,790               0.3%
    Zurich Insurance Group AG.....................      4,012        1,238,317               0.3%
    Other Securities..............................                  16,221,439               3.9%
                                                                 -------------             ------
TOTAL SWITZERLAND.................................                  28,991,131               7.3%
                                                                 -------------             ------

UNITED KINGDOM -- (16.7%)
    AstraZeneca P.L.C. Sponsored ADR..............     23,011        1,575,793               0.4%
    Barclays P.L.C. Sponsored ADR.................     58,266          917,107               0.2%
    BG Group P.L.C................................     65,877        1,193,266               0.3%
#   BP P.L.C. Sponsored ADR.......................     70,013        3,021,761               0.8%
    British American Tobacco P.L.C. Sponsored ADR.     20,985        2,310,658               0.6%
    Diageo P.L.C. Sponsored ADR...................     12,180        1,352,224               0.4%
    GlaxoSmithKline P.L.C. Sponsored ADR..........     40,109        1,851,030               0.5%
    HSBC Holdings P.L.C. Sponsored ADR............     47,904        2,377,476               0.6%
    Imperial Tobacco Group P.L.C..................     29,607        1,445,724               0.4%
    Lloyds Banking Group P.L.C....................    820,267          971,423               0.3%
    Reckitt Benckiser Group P.L.C.................     13,473        1,199,156               0.3%
    Royal Dutch Shell P.L.C. ADR(B03MM73).........     19,892        1,284,824               0.3%
    Royal Dutch Shell P.L.C. ADR(780259206).......     17,297        1,097,149               0.3%
    Vodafone Group P.L.C. Sponsored ADR...........     26,423          930,096               0.2%
    Other Securities..............................                  50,521,321              12.7%
                                                                 -------------             ------
TOTAL UNITED KINGDOM..............................                  72,049,008              18.3%
                                                                 -------------             ------
TOTAL COMMON STOCKS...............................                 390,741,987              99.0%
                                                                 -------------             ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities..............................                   1,183,691               0.3%
                                                                 -------------             ------
TOTAL PREFERRED STOCKS............................                   1,183,691               0.3%
                                                                 -------------             ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..............................                          --               0.0%
                                                                 -------------             ------

AUSTRIA -- (0.0%)
    Other Securities..............................                          --               0.0%
                                                                 -------------             ------

BELGIUM -- (0.0%)
    Other Securities..............................                       1,417               0.0%
                                                                 -------------             ------

CANADA -- (0.0%)
    Other Securities..............................                         160               0.0%
                                                                 -------------             ------

HONG KONG -- (0.0%)
    Other Securities..............................                      22,592               0.0%
                                                                 -------------             ------

ITALY -- (0.0%)
    Other Securities..............................                          --               0.0%
                                                                 -------------             ------

SPAIN -- (0.0%)
    Other Securities..............................                      26,391               0.0%
                                                                 -------------             ------
TOTAL RIGHTS/WARRANTS.............................                      50,560               0.0%
                                                                 -------------             ------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                          Percentage
                                           Shares         Value+        of Net Assets**
                                           ------         ------        ---------------
 SECURITIES LENDING COLLATERAL -- (9.0%)
 (S)@   DFA Short Term Investment Fund..  3,361,431    $  38,891,761               9.8%
                                                       -------------             ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $386,696,289)................                 $ 430,867,999             109.1%
                                                       =============             ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $   930,485 $ 20,109,680   --    $ 21,040,165
    Austria.....................          --    1,770,174   --       1,770,174
    Belgium.....................     679,454    4,923,547   --       5,603,001
    Canada......................  34,205,831       59,864   --      34,265,695
    China.......................          --       26,734   --          26,734
    Denmark.....................     825,200    6,634,137   --       7,459,337
    Finland.....................     326,559    5,613,720   --       5,940,279
    France......................   1,317,249   35,378,773   --      36,696,022
    Germany.....................   1,420,217   23,956,784   --      25,377,001
    Hong Kong...................      55,625    8,246,055   --       8,301,680
    Ireland.....................     358,235    1,685,162   --       2,043,397
    Israel......................     515,969    1,518,275   --       2,034,244
    Italy.......................     166,143    9,365,697   --       9,531,840
    Japan.......................   4,308,029   78,941,176   --      83,249,205
    Netherlands.................   3,131,486    8,652,971   --      11,784,457
    New Zealand.................      10,023      885,572   --         895,595
    Norway......................     143,257    3,232,127   --       3,375,384
    Portugal....................          --    1,293,215   --       1,293,215
    Singapore...................       4,028    4,580,044   --       4,584,072
    Spain.......................     969,827    9,886,267   --      10,856,094
    Sweden......................     221,785   13,352,472   --      13,574,257
    Switzerland.................   3,834,802   25,156,329   --      28,991,131
    United Kingdom..............  22,814,825   49,234,183   --      72,049,008
  Preferred Stocks
    Germany.....................          --    1,183,691   --       1,183,691
  Rights/Warrants
    Australia...................          --           --   --              --
    Austria.....................          --           --   --              --
    Belgium.....................          --        1,417   --           1,417
    Canada......................          --          160   --             160
    Hong Kong...................          --       22,592   --          22,592
    Italy.......................          --           --   --              --
    Spain.......................          --       26,391   --          26,391
  Securities Lending Collateral.          --   38,891,761   --      38,891,761
                                 ----------- ------------   --    ------------
  TOTAL......................... $76,239,029 $354,628,970   --    $430,867,999
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                      Percentage
                                         Shares       Value++       of Net Assets**
                                         ------       -------       ---------------
  COMMON STOCKS -- (92.0%)
  AUSTRALIA -- (5.7%)
      BHP Billiton, Ltd................   15,414    $    393,618               0.5%
      Macquarie Group, Ltd.............    9,299         569,746               0.8%
      Wesfarmers, Ltd..................   15,707         541,409               0.7%
      Woodside Petroleum, Ltd..........   14,149         390,190               0.5%
      Other Securities.................                2,690,644               3.6%
                                                    ------------             ------
  TOTAL AUSTRALIA......................                4,585,607               6.1%
                                                    ------------             ------

  AUSTRIA -- (0.1%)
      Other Securities.................                   41,658               0.1%
                                                    ------------             ------

  BELGIUM -- (1.5%)
      Other Securities.................                1,186,700               1.6%
                                                    ------------             ------

  CANADA -- (7.8%)
      Bank of Montreal.................    8,539         557,597               0.8%
      Canadian Natural Resources, Ltd..   11,405         378,969               0.5%
      Manulife Financial Corp..........   28,109         511,623               0.7%
      Suncor Energy, Inc...............   32,505       1,058,534               1.4%
      Other Securities.................                3,800,213               5.0%
                                                    ------------             ------
  TOTAL CANADA.........................                6,306,936               8.4%
                                                    ------------             ------

  DENMARK -- (1.5%)
      Other Securities.................                1,225,580               1.6%
                                                    ------------             ------

  FINLAND -- (0.8%)
      Other Securities.................                  630,025               0.8%
                                                    ------------             ------

  FRANCE -- (8.5%)
      AXA SA Sponsored ADR.............   22,449         565,266               0.7%
      BNP Paribas SA...................   11,096         700,726               0.9%
      Cie de Saint-Gobain..............   11,291         513,143               0.7%
  #   GDF Suez.........................   27,688         563,351               0.7%
      Orange SA........................   41,374         681,484               0.9%
      Renault SA.......................    6,543         688,439               0.9%
      Societe Generale SA..............   11,603         580,088               0.8%
      Other Securities.................                2,560,925               3.5%
                                                    ------------             ------
  TOTAL FRANCE.........................                6,853,422               9.1%
                                                    ------------             ------

  GERMANY -- (7.2%)
  #   Allianz SE.......................    7,432       1,265,035               1.7%
      Bayerische Motoren Werke AG......    6,083         717,579               0.9%
      Daimler AG.......................   19,561       1,880,725               2.5%
      Other Securities.................                1,944,136               2.6%
                                                    ------------             ------
  TOTAL GERMANY........................                5,807,475               7.7%
                                                    ------------             ------

  HONG KONG -- (2.4%)
      Hutchison Whampoa, Ltd...........   33,000         484,307               0.6%
      Other Securities.................                1,463,040               2.0%
                                                    ------------             ------
  TOTAL HONG KONG......................                1,947,347               2.6%
                                                    ------------             ------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                            Percentage
                                               Shares       Value++       of Net Assets**
                                               ------       -------       ---------------
IRELAND -- (0.1%)
    Other Securities.........................             $    118,584               0.1%
                                                          ------------             ------

ISRAEL -- (0.4%)
    Other Securities.........................                  281,466               0.4%
                                                          ------------             ------

ITALY -- (1.1%)
    UniCredit SpA............................   64,972         466,377               0.6%
    Other Securities.........................                  398,669               0.5%
                                                          ------------             ------
TOTAL ITALY..................................                  865,046               1.1%
                                                          ------------             ------

JAPAN -- (20.9%)
    Honda Motor Co., Ltd.....................   24,000         804,609               1.1%
    Mitsubishi UFJ Financial Group, Inc......  218,000       1,548,748               2.1%
    Mizuho Financial Group, Inc..............  407,500         776,809               1.0%
    Nippon Steel & Sumitomo Metal Corp.......  157,000         408,391               0.5%
    Nissan Motor Co., Ltd....................   47,100         488,931               0.7%
    NTT DOCOMO, Inc..........................   29,600         524,289               0.7%
    Sumitomo Mitsui Financial Group, Inc.....   22,100         964,987               1.3%
    Other Securities.........................               11,355,375              15.0%
                                                          ------------             ------
TOTAL JAPAN..................................               16,872,139              22.4%
                                                          ------------             ------

NETHERLANDS -- (2.8%)
*   ING Groep NV.............................   65,495       1,004,794               1.3%
    Other Securities.........................                1,246,971               1.7%
                                                          ------------             ------
TOTAL NETHERLANDS............................                2,251,765               3.0%
                                                          ------------             ------

NEW ZEALAND -- (0.1%)
    Other Securities.........................                   55,667               0.1%
                                                          ------------             ------

NORWAY -- (0.6%)
    Other Securities.........................                  496,974               0.7%
                                                          ------------             ------

PORTUGAL -- (0.0%)
    Other Securities.........................                   29,988               0.0%
                                                          ------------             ------

SINGAPORE -- (1.2%)
    Other Securities.........................                  979,469               1.3%
                                                          ------------             ------

SPAIN -- (2.3%)
    Iberdrola SA.............................   99,945         668,961               0.9%
    Other Securities.........................                1,146,282               1.5%
                                                          ------------             ------
TOTAL SPAIN..................................                1,815,243               2.4%
                                                          ------------             ------

SWEDEN -- (3.0%)
    Skandinaviska Enskilda Banken AB Class A.   35,139         444,040               0.6%
    Telefonaktiebolaget LM Ericsson Class B..   46,520         508,779               0.7%
    Other Securities.........................                1,441,146               1.9%
                                                          ------------             ------
TOTAL SWEDEN.................................                2,393,965               3.2%
                                                          ------------             ------

SWITZERLAND -- (8.0%)
    ABB, Ltd.................................   26,101         571,936               0.8%
    Holcim, Ltd..............................    5,101         409,766               0.5%
    Novartis AG..............................   10,831       1,105,543               1.5%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                             Percentage
                                                Shares       Value++       of Net Assets**
                                                ------       -------       ---------------
SWITZERLAND -- (Continued)
      Swiss Re AG.............................    8,275    $    734,054               1.0%
      UBS Group AG............................   23,233         464,133               0.6%
      Zurich Insurance Group AG...............    3,199         987,381               1.3%
      Other Securities........................                2,168,460               2.8%
                                                           ------------             ------
TOTAL SWITZERLAND.............................                6,441,273               8.5%
                                                           ------------             ------

UNITED KINGDOM -- (16.0%)
      Anglo American P.L.C....................   27,909         472,848               0.6%
      Barclays P.L.C. Sponsored ADR...........   47,087         741,149               1.0%
      BP P.L.C. Sponsored ADR.................   59,930       2,586,579               3.4%
      Glencore P.L.C..........................   81,166         385,586               0.5%
      HSBC Holdings P.L.C.....................   41,008         409,649               0.5%
      HSBC Holdings P.L.C. Sponsored ADR......   23,040       1,143,475               1.5%
      Lloyds Banking Group P.L.C. ADR.........  103,840         495,317               0.7%
      Royal Dutch Shell P.L.C. ADR(B03MM73)...   28,341       1,830,545               2.4%
      Royal Dutch Shell P.L.C. ADR(780259206).   10,341         655,930               0.9%
      Standard Chartered P.L.C................   29,497         482,931               0.6%
      Vodafone Group P.L.C....................  202,864         714,731               0.9%
      Vodafone Group P.L.C. Sponsored ADR.....   25,258         889,075               1.2%
      Other Securities........................                2,091,197               2.9%
                                                           ------------             ------
TOTAL UNITED KINGDOM..........................               12,899,012              17.1%
                                                           ------------             ------
TOTAL COMMON STOCKS...........................               74,085,341              98.3%
                                                           ------------             ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
#     Volkswagen AG...........................    2,332         600,363               0.8%
      Other Securities........................                  159,102               0.2%
                                                           ------------             ------
TOTAL GERMANY.................................                  759,465               1.0%
                                                           ------------             ------
TOTAL PREFERRED STOCKS........................                  759,465               1.0%
                                                           ------------             ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................                    5,578               0.0%
                                                           ------------             ------

TOTAL RIGHTS/WARRANTS.........................                    5,578               0.0%
                                                           ------------             ------

                                                             Value+
                                                  -          ------               -
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund..........  491,784       5,689,946               7.6%
                                                           ------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $75,934,988)........................               $ 80,540,330             106.9%
                                                           ============             ======

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  -------------------------------------------
                                    Level 1     Level 2   Level 3    Total
                                  ----------- ----------- ------- -----------
   Common Stocks
     Australia...................          -- $ 4,585,607   --    $ 4,585,607
     Austria.....................          --      41,658   --         41,658
     Belgium.....................          --   1,186,700   --      1,186,700
     Canada...................... $ 6,306,936          --   --      6,306,936
     Denmark.....................          --   1,225,580   --      1,225,580
     Finland.....................          --     630,025   --        630,025
     France......................     565,266   6,288,156   --      6,853,422
     Germany.....................     285,305   5,522,170   --      5,807,475
     Hong Kong...................          --   1,947,347   --      1,947,347
     Ireland.....................      16,546     102,038   --        118,584
     Israel......................      14,094     267,372   --        281,466
     Italy.......................          --     865,046   --        865,046
     Japan.......................     107,921  16,764,218   --     16,872,139
     Netherlands.................     232,416   2,019,349   --      2,251,765
     New Zealand.................          --      55,667   --         55,667
     Norway......................      76,824     420,150   --        496,974
     Portugal....................          --      29,988   --         29,988
     Singapore...................          --     979,469   --        979,469
     Spain.......................          --   1,815,243   --      1,815,243
     Sweden......................          --   2,393,965   --      2,393,965
     Switzerland.................      23,578   6,417,695   --      6,441,273
     United Kingdom..............   8,518,115   4,380,897   --     12,899,012
   Preferred Stocks
     Germany.....................          --     759,465   --        759,465
   Rights/Warrants
     Spain.......................          --       5,578   --          5,578
   Securities Lending Collateral.          --   5,689,946   --      5,689,946
                                  ----------- -----------   --    -----------
   TOTAL......................... $16,147,001 $64,393,329   --    $80,540,330
                                  =========== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                  Percentage
                                                   Shares         Value++       of Net Assets**
                                                   ------         -------       ---------------
COMMON STOCKS -- (91.4%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd..     55,347    $   1,480,967               0.4%
    BHP Billiton, Ltd...........................    115,305        2,944,471               0.8%
    Commonwealth Bank of Australia..............     14,380        1,006,556               0.3%
    Macquarie Group, Ltd........................     18,234        1,117,260               0.3%
    National Australia Bank, Ltd................     48,411        1,401,758               0.4%
#   Woodside Petroleum, Ltd.....................     33,047          911,344               0.2%
    Other Securities............................                  16,816,623               4.1%
                                                               -------------             ------
TOTAL AUSTRALIA.................................                  25,678,979               6.5%
                                                               -------------             ------

AUSTRIA -- (0.5%)
    Other Securities............................                   1,914,062               0.5%
                                                               -------------             ------

BELGIUM -- (1.3%)
    Other Securities............................                   5,430,328               1.4%
                                                               -------------             ------

CANADA -- (9.7%)
    Bank of Nova Scotia (The)...................     25,169        1,388,574               0.4%
    Canadian Natural Resources, Ltd.............     53,582        1,781,601               0.5%
    Encana Corp.................................     66,519          945,235               0.3%
    Royal Bank of Canada........................     22,306        1,482,903               0.4%
    Suncor Energy, Inc..........................     71,552        2,332,595               0.6%
    Toronto-Dominion Bank (The).................     29,506        1,361,997               0.4%
    Other Securities............................                  32,133,665               8.0%
                                                               -------------             ------
TOTAL CANADA....................................                  41,426,570              10.6%
                                                               -------------             ------

CHINA -- (0.0%)
    Other Securities............................                      68,599               0.0%
                                                               -------------             ------

DENMARK -- (1.1%)
    Other Securities............................                   4,852,256               1.2%
                                                               -------------             ------

FINLAND -- (1.2%)
    Other Securities............................                   5,093,294               1.3%
                                                               -------------             ------

FRANCE -- (7.0%)
#   AXA SA......................................     41,993        1,061,828               0.3%
    BNP Paribas SA..............................     16,276        1,027,850               0.3%
    Cie Generale des Etablissements Michelin....     10,221        1,139,803               0.3%
#   GDF Suez....................................     50,437        1,026,211               0.3%
    Orange SA...................................     79,376        1,307,427               0.3%
    Total SA....................................     60,832        3,294,050               0.8%
    Other Securities............................                  21,198,100               5.4%
                                                               -------------             ------
TOTAL FRANCE....................................                  30,055,269               7.7%
                                                               -------------             ------

GERMANY -- (5.3%)
#   Allianz SE..................................      6,987        1,189,290               0.3%
#   BASF SE.....................................     11,181        1,110,810               0.3%
    Bayerische Motoren Werke AG.................     11,645        1,373,698               0.4%
    Deutsche Telekom AG.........................    105,218        1,933,975               0.5%
    Other Securities............................                  16,983,715               4.3%
                                                               -------------             ------
TOTAL GERMANY...................................                  22,591,488               5.8%
                                                               -------------             ------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            Percentage
                                             Shares         Value++       of Net Assets**
                                             ------         -------       ---------------
HONG KONG -- (2.7%)
    AIA Group, Ltd........................    138,600    $     921,756               0.3%
    Other Securities......................                  10,471,134               2.6%
                                                         -------------             ------
TOTAL HONG KONG...........................                  11,392,890               2.9%
                                                         -------------             ------

IRELAND -- (0.5%)
    Other Securities......................                   1,957,912               0.5%
                                                         -------------             ------

ISRAEL -- (0.5%)
    Other Securities......................                   2,118,940               0.5%
                                                         -------------             ------

ITALY -- (2.7%)
    Eni SpA...............................     76,520        1,468,101               0.4%
#*  Telecom Italia SpA....................    780,627          921,348               0.3%
    Other Securities......................                   8,987,932               2.2%
                                                         -------------             ------
TOTAL ITALY...............................                  11,377,381               2.9%
                                                         -------------             ------

JAPAN -- (20.6%)
    Honda Motor Co., Ltd..................     42,500        1,424,828               0.4%
    Mitsubishi UFJ Financial Group, Inc...    312,100        2,217,268               0.6%
    Mizuho Financial Group, Inc...........    616,499        1,175,219               0.3%
    NTT DOCOMO, Inc.......................     55,700          986,585               0.3%
    Sumitomo Mitsui Financial Group, Inc..     33,700        1,471,497               0.4%
    Other Securities......................                  80,553,081              20.4%
                                                         -------------             ------
TOTAL JAPAN...............................                  87,828,478              22.4%
                                                         -------------             ------

NETHERLANDS -- (2.5%)
#   Akzo Nobel NV.........................     13,238        1,012,888               0.3%
*   ING Groep NV..........................     67,383        1,033,759               0.3%
    Other Securities......................                   8,614,918               2.1%
                                                         -------------             ------
TOTAL NETHERLANDS.........................                  10,661,565               2.7%
                                                         -------------             ------

NEW ZEALAND -- (0.3%)
    Other Securities......................                   1,307,944               0.3%
                                                         -------------             ------

NORWAY -- (0.9%)
    Statoil ASA...........................     43,082          913,354               0.3%
    Other Securities......................                   2,993,215               0.7%
                                                         -------------             ------
TOTAL NORWAY..............................                   3,906,569               1.0%
                                                         -------------             ------

PORTUGAL -- (0.3%)
    Other Securities......................                   1,236,772               0.3%
                                                         -------------             ------

SINGAPORE -- (1.3%)
    Other Securities......................                   5,686,331               1.5%
                                                         -------------             ------

SPAIN -- (2.8%)
#   Banco Bilbao Vizcaya Argentaria SA....    115,838        1,163,950               0.3%
    Banco Santander SA....................    235,438        1,780,045               0.5%
    Iberdrola SA..........................    186,698        1,249,623               0.3%
    Telefonica SA.........................     73,165        1,113,597               0.3%
    Other Securities......................                   6,715,193               1.7%
                                                         -------------             ------
TOTAL SPAIN...............................                  12,022,408               3.1%
                                                         -------------             ------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                 Shares         Value++       of Net Assets**
                                                 ------         -------       ---------------
SWEDEN -- (2.8%)
      Other Securities........................               $  11,904,060               3.0%
                                                             -------------             ------

SWITZERLAND -- (4.5%)
      ABB, Ltd................................     66,532        1,457,878               0.4%
      Cie Financiere Richemont SA.............     10,756          958,714               0.3%
      Syngenta AG.............................      4,215        1,410,463               0.4%
      Other Securities........................                  15,337,778               3.8%
                                                             -------------             ------
TOTAL SWITZERLAND.............................                  19,164,833               4.9%
                                                             -------------             ------

UNITED KINGDOM -- (16.9%)
#     Aviva P.L.C. Sponsored ADR..............     55,842          900,173               0.2%
      Barclays P.L.C. Sponsored ADR...........     83,793        1,318,902               0.3%
      BG Group P.L.C..........................     91,584        1,658,911               0.4%
      BP P.L.C. Sponsored ADR.................     31,150        1,344,434               0.3%
      HSBC Holdings P.L.C. Sponsored ADR......     48,634        2,413,705               0.6%
      Lloyds Banking Group P.L.C. ADR.........    394,879        1,883,573               0.5%
      Rio Tinto P.L.C. Sponsored ADR..........     26,994        1,209,061               0.3%
      Royal Dutch Shell P.L.C. ADR(780259206).     35,115        2,227,344               0.6%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...     28,570        1,845,336               0.5%
      Vodafone Group P.L.C....................    450,337        1,586,629               0.4%
      Other Securities........................                  55,845,726              14.3%
                                                             -------------             ------
TOTAL UNITED KINGDOM..........................                  72,233,794              18.4%
                                                             -------------             ------

UNITED STATES -- (0.0%)
      Other Securities........................                      61,553               0.0%
                                                             -------------             ------
TOTAL COMMON STOCKS...........................                 389,972,275              99.4%
                                                             -------------             ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                          --               0.0%
                                                             -------------             ------

BELGIUM -- (0.0%)
      Other Securities........................                       2,017               0.0%
                                                             -------------             ------

CANADA -- (0.0%)
      Other Securities........................                         209               0.0%
                                                             -------------             ------

HONG KONG -- (0.0%)
      Other Securities........................                      38,539               0.0%
                                                             -------------             ------

ITALY -- (0.0%)
      Other Securities........................                          --               0.0%
                                                             -------------             ------

SPAIN -- (0.0%)
      Other Securities........................                      39,653               0.0%
                                                             -------------             ------
TOTAL RIGHTS/WARRANTS.........................                      80,418               0.0%
                                                             -------------             ------

                                                                Value+
                                                                ------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund..........  3,157,160       36,528,338               9.3%
                                                             -------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $410,581,766).......................                 $ 426,581,031             108.7%
                                                             =============             ======

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $   104,807 $ 25,574,172   --    $ 25,678,979
    Austria.....................          --    1,914,062   --       1,914,062
    Belgium.....................      55,575    5,374,753   --       5,430,328
    Canada......................  41,426,570           --   --      41,426,570
    China.......................          --       68,599   --          68,599
    Denmark.....................          --    4,852,256   --       4,852,256
    Finland.....................          --    5,093,294   --       5,093,294
    France......................     254,850   29,800,419   --      30,055,269
    Germany.....................     905,150   21,686,338   --      22,591,488
    Hong Kong...................      11,164   11,381,726   --      11,392,890
    Ireland.....................     707,107    1,250,805   --       1,957,912
    Israel......................     324,393    1,794,547   --       2,118,940
    Italy.......................     198,449   11,178,932   --      11,377,381
    Japan.......................     122,921   87,705,557   --      87,828,478
    Netherlands.................   1,839,974    8,821,591   --      10,661,565
    New Zealand.................          --    1,307,944   --       1,307,944
    Norway......................     232,712    3,673,857   --       3,906,569
    Portugal....................          --    1,236,772   --       1,236,772
    Singapore...................       2,132    5,684,199   --       5,686,331
    Spain.......................      54,310   11,968,098   --      12,022,408
    Sweden......................          --   11,904,060   --      11,904,060
    Switzerland.................   1,398,034   17,766,799   --      19,164,833
    United Kingdom..............  17,118,206   55,115,588   --      72,233,794
    United States...............      61,553           --   --          61,553
  Rights/Warrants
    Australia...................          --           --   --              --
    Belgium.....................          --        2,017   --           2,017
    Canada......................          --          209   --             209
    Hong Kong...................          --       38,539   --          38,539
    Italy.......................          --           --   --              --
    Spain.......................          --       39,653   --          39,653
  Securities Lending Collateral.          --   36,528,338   --      36,528,338
                                 ----------- ------------   --    ------------
  TOTAL......................... $64,817,907 $361,763,124   --    $426,581,031
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                          Percentage
                                                           Shares           Value++     of Net Assets**
                                                           ------           -------     ---------------
COMMON STOCKS -- (91.5%)
BRAZIL -- (5.8%)
    BM&FBovespa SA......................................     595,075    $     2,451,047            0.2%
    Cielo SA............................................     246,183          3,426,843            0.3%
    JBS SA..............................................     486,488          2,509,177            0.3%
    Ultrapar Participacoes SA...........................     119,484          2,749,804            0.3%
    Other Securities....................................                     52,760,716            4.9%
                                                                        ---------------          ------
TOTAL BRAZIL............................................                     63,897,587            6.0%
                                                                        ---------------          ------

CANADA -- (0.0%)
    Other Securities....................................                         95,880            0.0%
                                                                        ---------------          ------

CHILE -- (1.6%)
    Enersis SA Sponsored ADR............................     148,199          2,633,496            0.3%
    Other Securities....................................                     14,801,076            1.3%
                                                                        ---------------          ------
TOTAL CHILE.............................................                     17,434,572            1.6%
                                                                        ---------------          ------

CHINA -- (16.2%)
    Bank of China, Ltd. Class H.........................  10,148,356          6,953,684            0.7%
    China Construction Bank Corp. Class H...............  15,189,990         14,745,447            1.4%
    China Mobile, Ltd...................................     155,765         11,126,294            1.1%
    China Overseas Land & Investment, Ltd...............     690,000          2,869,684            0.3%
    CNOOC, Ltd. ADR.....................................      38,445          6,583,706            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H.  15,046,017         13,090,558            1.2%
    Ping An Insurance Group Co. of China, Ltd. Class H..     235,500          3,380,034            0.3%
    Tencent Holdings, Ltd...............................     636,200         13,130,449            1.3%
    Other Securities....................................                    107,623,167           10.0%
                                                                        ---------------          ------
TOTAL CHINA.............................................                    179,503,023           16.9%
                                                                        ---------------          ------

COLOMBIA -- (0.6%)
    Other Securities....................................                      6,876,318            0.6%
                                                                        ---------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                      2,259,926            0.2%
                                                                        ---------------          ------

EGYPT -- (0.1%)
    Other Securities....................................                        948,398            0.1%
                                                                        ---------------          ------

GREECE -- (0.4%)
    Other Securities....................................                      4,109,359            0.4%
                                                                        ---------------          ------

HUNGARY -- (0.2%)
    Other Securities....................................                      2,072,890            0.2%
                                                                        ---------------          ------

INDIA -- (8.6%)
    Axis Bank, Ltd......................................     294,871          2,642,446            0.3%
    HCL Technologies, Ltd...............................     204,548          2,849,391            0.3%
    HDFC Bank, Ltd......................................     198,696          3,105,012            0.3%
    Infosys, Ltd........................................     128,564          3,926,905            0.4%
    Tata Consultancy Services, Ltd......................     109,159          4,248,068            0.4%
    Other Securities....................................                     78,257,415            7.3%
                                                                        ---------------          ------
TOTAL INDIA.............................................                     95,029,237            9.0%
                                                                        ---------------          ------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                               Shares           Value++        of Net Assets**
                                                               ------           -------        ---------------
INDONESIA -- (3.1%)
    Astra International Tbk PT..............................   5,334,200    $     2,807,025               0.3%
    Bank Rakyat Indonesia Persero Tbk PT....................   3,674,500          3,280,594               0.3%
    Other Securities........................................                     28,411,682               2.7%
                                                                            ---------------             ------
TOTAL INDONESIA.............................................                     34,499,301               3.3%
                                                                            ---------------             ------

MALAYSIA -- (3.8%)
    Malayan Banking Bhd.....................................   1,109,937          2,868,191               0.3%
    Public Bank Bhd.........................................     529,770          2,896,222               0.3%
    Other Securities........................................                     36,507,029               3.4%
                                                                            ---------------             ------
TOTAL MALAYSIA..............................................                     42,271,442               4.0%
                                                                            ---------------             ------

MEXICO -- (4.9%)
    America Movil S.A.B. de C.V. Series L...................   4,453,091          4,667,299               0.4%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.      45,092          4,080,375               0.4%
    Grupo Mexico S.A.B. de C.V. Series B....................   1,214,567          3,753,267               0.4%
*   Grupo Televisa S.A.B. Sponsored ADR.....................      76,164          2,773,131               0.3%
    Wal-Mart de Mexico S.A.B. de C.V........................   1,114,598          2,622,669               0.3%
    Other Securities........................................                     35,913,336               3.3%
                                                                            ---------------             ------
TOTAL MEXICO................................................                     53,810,077               5.1%
                                                                            ---------------             ------

PERU -- (0.2%)
    Other Securities........................................                      2,595,555               0.2%
                                                                            ---------------             ------

PHILIPPINES -- (1.5%)
    Other Securities........................................                     16,604,131               1.6%
                                                                            ---------------             ------

POLAND -- (2.2%)
#   Powszechna Kasa Oszczednosci Bank Polski SA.............     309,855          3,098,686               0.3%
    Other Securities........................................                     20,710,655               1.9%
                                                                            ---------------             ------
TOTAL POLAND................................................                     23,809,341               2.2%
                                                                            ---------------             ------

RUSSIA -- (1.1%)
    Gazprom OAO Sponsored ADR...............................     502,508          2,944,168               0.3%
    Other Securities........................................                      9,459,104               0.9%
                                                                            ---------------             ------
TOTAL RUSSIA................................................                     12,403,272               1.2%
                                                                            ---------------             ------

SOUTH AFRICA -- (7.3%)
    Bidvest Group, Ltd. (The)...............................     140,745          3,814,761               0.4%
    FirstRand, Ltd..........................................   1,150,962          5,498,252               0.5%
    Naspers, Ltd. Class N...................................      28,711          4,504,348               0.4%
    Sanlam, Ltd.............................................     489,472          3,165,716               0.3%
    Sasol, Ltd. Sponsored ADR...............................     135,937          5,471,464               0.5%
    Standard Bank Group, Ltd................................     192,836          2,826,577               0.3%
#   Steinhoff International Holdings, Ltd...................     526,431          3,340,350               0.3%
    Other Securities........................................                     52,540,717               5.0%
                                                                            ---------------             ------
TOTAL SOUTH AFRICA..........................................                     81,162,185               7.7%
                                                                            ---------------             ------

SOUTH KOREA -- (14.6%)
    Hyundai Mobis Co., Ltd..................................      12,558          2,761,227               0.3%
    LG Chem, Ltd............................................      10,288          2,598,834               0.3%
#   NAVER Corp..............................................       4,974          3,007,670               0.3%
    Samsung Electronics Co., Ltd............................      19,525         25,613,942               2.4%
    Samsung Electronics Co., Ltd. GDR.......................      16,921         11,096,583               1.1%
    SK Holdings Co., Ltd....................................      14,321          2,465,910               0.3%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                              Shares           Value++        of Net Assets**
                                                              ------           -------        ---------------
SOUTH KOREA -- (Continued)
    SK Hynix, Inc..........................................     106,769    $     4,568,117               0.5%
    Other Securities.......................................                    108,790,367              10.0%
                                                                           ---------------             ------
TOTAL SOUTH KOREA..........................................                    160,902,650              15.2%
                                                                           ---------------             ------

SPAIN -- (0.0%)
    Other Securities.......................................                        410,408               0.0%
                                                                           ---------------             ------

TAIWAN -- (14.2%)
    Hon Hai Precision Industry Co., Ltd....................   2,265,758          6,789,223               0.7%
    Taiwan Semiconductor Manufacturing Co., Ltd............   2,070,214          9,966,572               1.0%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................     411,161         10,048,775               1.0%
    Other Securities.......................................                    129,855,663              12.1%
                                                                           ---------------             ------
TOTAL TAIWAN...............................................                    156,660,233              14.8%
                                                                           ---------------             ------

THAILAND -- (3.2%)
    PTT PCL................................................     319,800          3,453,627               0.3%
    Other Securities.......................................                     31,794,218               3.0%
                                                                           ---------------             ------
TOTAL THAILAND.............................................                     35,247,845               3.3%
                                                                           ---------------             ------

TURKEY -- (1.7%)
    Other Securities.......................................                     18,781,053               1.8%
                                                                           ---------------             ------
TOTAL COMMON STOCKS........................................                  1,011,384,683              95.4%
                                                                           ---------------             ------

PREFERRED STOCKS -- (3.4%)
BRAZIL -- (3.3%)
    Banco Bradesco SA......................................     696,948          7,439,170               0.7%
    Itau Unibanco Holding SA...............................     845,632         10,814,053               1.0%
    Itau Unibanco Holding SA ADR...........................     224,816          2,882,141               0.3%
    Other Securities.......................................                     15,927,034               1.5%
                                                                           ---------------             ------
TOTAL BRAZIL...............................................                     37,062,398               3.5%
                                                                           ---------------             ------

CHILE -- (0.0%)
    Other Securities.......................................                        250,083               0.0%
                                                                           ---------------             ------

COLOMBIA -- (0.1%)
    Other Securities.......................................                        896,356               0.1%
                                                                           ---------------             ------
TOTAL PREFERRED STOCKS.....................................                     38,208,837               3.6%
                                                                           ---------------             ------

RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
    Other Securities.......................................                         19,296               0.0%
                                                                           ---------------             ------

CHINA -- (0.0%)
    Other Securities.......................................                          3,466               0.0%
                                                                           ---------------             ------

MALAYSIA -- (0.0%)
    Other Securities.......................................                          7,723               0.0%
                                                                           ---------------             ------

POLAND -- (0.0%)
    Other Securities.......................................                             --               0.0%
                                                                           ---------------             ------

SOUTH AFRICA -- (0.0%)
    Other Securities.......................................                            877               0.0%
                                                                           ---------------             ------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            Percentage
                                          Shares           Value++        of Net Assets**
                                          ------           -------        ---------------
SOUTH KOREA -- (0.0%)
       Other Securities................                $         7,295               0.0%
                                                       ---------------             ------

TAIWAN -- (0.0%)
       Other Securities................                          8,369               0.0%
                                                       ---------------             ------

THAILAND -- (0.0%)
       Other Securities................                          7,045               0.0%
                                                       ---------------             ------
TOTAL RIGHTS/WARRANTS..................                         54,071               0.0%
                                                       ---------------             ------

BONDS -- (0.0%)
INDIA -- (0.0%)
       Other Securities................                         10,108               0.0%
                                                       ---------------             ------

                                                           Value+
                                                           ------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@   DFA Short Term Investment Fund..   4,851,824         56,135,604               5.3%
                                                       ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $983,436,931)................                  $ 1,105,793,303             104.3%
                                                       ===============             ======

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Brazil...................... $ 63,897,587           --   --    $   63,897,587
  Canada......................       95,880           --   --            95,880
  Chile.......................   17,434,572           --   --        17,434,572
  China.......................   24,203,615 $155,299,408   --       179,503,023
  Colombia....................    6,876,318           --   --         6,876,318
  Czech Republic..............           --    2,259,926   --         2,259,926
  Egypt.......................      198,180      750,218   --           948,398
  Greece......................      607,565    3,501,794   --         4,109,359
  Hungary.....................           --    2,072,890   --         2,072,890
  India.......................    5,306,902   89,722,335   --        95,029,237
  Indonesia...................    2,170,078   32,329,223   --        34,499,301
  Malaysia....................           --   42,271,442   --        42,271,442
  Mexico......................   53,807,000        3,077   --        53,810,077
  Peru........................    2,595,555           --   --         2,595,555
  Philippines.................      771,089   15,833,042   --        16,604,131
  Poland......................           --   23,809,341   --        23,809,341
  Russia......................      422,647   11,980,625   --        12,403,272
  South Africa................   11,288,092   69,874,093   --        81,162,185
  South Korea.................    7,358,506  153,544,144   --       160,902,650
  Spain.......................      410,408           --   --           410,408
  Taiwan......................   13,929,729  142,730,504   --       156,660,233
  Thailand....................   35,236,284       11,561   --        35,247,845
  Turkey......................      338,760   18,442,293   --        18,781,053
Preferred Stocks
  Brazil......................   37,062,398           --   --        37,062,398
  Chile.......................      250,083           --   --           250,083
  Colombia....................      896,356           --   --           896,356
Rights/Warrants
  Brazil......................           --       19,296   --            19,296
  China.......................           --        3,466   --             3,466
  Malaysia....................           --        7,723   --             7,723
  Poland......................           --           --   --                --
  South Africa................           --          877   --               877
  South Korea.................           --        7,295   --             7,295
  Taiwan......................           --        8,369   --             8,369
  Thailand....................           --        7,045   --             7,045
Bonds
  India.......................           --       10,108   --            10,108
Securities Lending Collateral.           --   56,135,604   --        56,135,604
                               ------------ ------------   --    --------------
TOTAL......................... $285,157,604 $820,635,699   --    $1,105,793,303
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               U.S.      International
                                                                             U.S. Social  Sustainability Sustainability
                                                                            Core Equity 2     Core 1         Core 1
                                                                             Portfolio*     Portfolio*     Portfolio*
                                                                            ------------- -------------- --------------
ASSETS:
Investments at Value (including $82,295, $61,028 and $39,840 of securities
 on loan, respectively).................................................... $    555,503   $    485,571   $    391,976
Temporary Cash Investments at Value & Cost.................................        1,317          2,639             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...       68,739         48,619         38,892
Segregated Cash for Futures Contracts......................................          713             --             --
Foreign Currencies at Value................................................           --             --            535
Cash.......................................................................           --              2            523
Receivables:
  Investment Securities Sold...............................................       17,409             --             --
  Dividends and Tax Reclaims...............................................          442            385          1,606
  Securities Lending Income................................................           32             20             69
  Fund Shares Sold.........................................................          598            472            379
Prepaid Expenses and Other Assets..........................................           12             15             16
                                                                            ------------   ------------   ------------
     Total Assets..........................................................      644,765        537,723        433,996
                                                                            ------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................       68,739         48,619         38,892
  Investment Securities Purchased..........................................          952          2,215              7
  Fund Shares Redeemed.....................................................       17,825            158             96
  Due to Advisor...........................................................          119            116            134
  Futures Margin Variation.................................................          129             --             --
Accrued Expenses and Other Liabilities.....................................           35             20             37
                                                                            ------------   ------------   ------------
     Total Liabilities.....................................................       87,799         51,128         39,166
                                                                            ------------   ------------   ------------
NET ASSETS................................................................. $    556,966   $    486,595   $    394,830
                                                                            ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)....................................   41,910,993     28,622,563     39,715,989
                                                                            ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..................................................................... $      13.29   $      17.00   $       9.94
                                                                            ============   ============   ============
Investments at Cost........................................................ $    401,304   $    340,123   $    347,805
                                                                            ============   ============   ============
Foreign Currencies at Cost................................................. $         --   $         --   $        527
                                                                            ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $    391,958   $    333,345   $    349,409
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................          864            953          3,159
Accumulated Net Realized Gain (Loss).......................................        9,945          6,849         (1,928)
Net Unrealized Foreign Exchange Gain (Loss)................................           --             --             11
Net Unrealized Appreciation (Depreciation).................................      154,199        145,448         44,179
                                                                            ------------   ------------   ------------
NET ASSETS................................................................. $    556,966   $    486,595   $    394,830
                                                                            ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED............................................  300,000,000    300,000,000    300,000,000
                                                                            ============   ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                   DFA
                                                                              International International    Emerging
                                                                                Value ex     Social Core  Markets Social
                                                                                 Tobacco       Equity      Core Equity
                                                                               Portfolio*    Portfolio*     Portfolio*
                                                                              ------------- ------------- --------------
ASSETS:
Investments at Value (including $6,064, $36,570 and $88,240 of securities on
 loan, respectively)......................................................... $     74,850  $    390,053   $  1,049,658
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.....        5,690        36,528         56,136
Foreign Currencies at Value..................................................          397           402          4,312
Cash.........................................................................           50         2,014         15,662
Receivables:
  Investment Securities Sold.................................................           --         5,573            112
  Dividends and Tax Reclaims.................................................          297         1,604          1,537
  Securities Lending Income..................................................           13            66            201
  Fund Shares Sold...........................................................           19           453             73
Unrealized Gain on Foreign Currency Contracts................................           --            --              5
Prepaid Expenses and Other Assets............................................           11            25             21
                                                                              ------------  ------------   ------------
     Total Assets............................................................       81,327       436,718      1,127,717
                                                                              ------------  ------------   ------------
LIABILITIES:
Payables:....................................................................
  Upon Return of Securities Loaned...........................................        5,690        36,528         56,136
  Investment Securities Purchased............................................          239             6          4,317
  Fund Shares Redeemed.......................................................           --         7,589          6,732
  Due to Advisor.............................................................           27           120            467
Unrealized Loss on Foreign Currency Contracts................................            2            --              8
Accrued Expenses and Other Liabilities.......................................           13            67             85
                                                                              ------------  ------------   ------------
     Total Liabilities.......................................................        5,971        44,310         67,745
                                                                              ------------  ------------   ------------
NET ASSETS................................................................... $     75,356  $    392,408   $  1,059,972
                                                                              ============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................    7,930,723    32,049,173     80,975,371
                                                                              ============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $       9.50  $      12.24   $      13.09
                                                                              ============  ============   ============
Investments at Cost.......................................................... $     70,245  $    374,053   $    927,301
                                                                              ============  ============   ============
Foreign Currencies at Cost................................................... $        390  $        398   $      4,259
                                                                              ============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $     69,732  $    374,376   $    956,840
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          729         2,978          3,447
Accumulated Net Realized Gain (Loss).........................................          284          (959)       (22,717)
Net Unrealized Foreign Exchange Gain (Loss)..................................           (1)            9             (8)
Net Unrealized Appreciation (Depreciation)...................................        4,612        16,004        122,410
                                                                              ------------  ------------   ------------
NET ASSETS................................................................... $     75,356  $    392,408   $  1,059,972
                                                                              ============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED..............................................  300,000,000   400,000,000    500,000,000
                                                                              ============  ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                         U.S.      International
                                                                       U.S. Social  Sustainability Sustainability
                                                                      Core Equity 2     Core 1         Core 1
                                                                        Portfolio     Portfolio      Portfolio
                                                                      ------------- -------------- --------------
Investment Income
  Dividends (Net of Taxes Withheld of $1, $1 and $443, respectively).    $ 5,188       $ 4,305        $ 5,059
  Income from Securities Lending.....................................        188           117            197
                                                                         -------       -------        -------
     Total Investment Income.........................................      5,376         4,422          5,256
                                                                         -------       -------        -------
Expenses
  Investment Advisory Services Fees..................................        685           654            730
  Accounting & Transfer Agent Fees...................................         20            17             19
  Custodian Fees.....................................................         11            10             44
  Filing Fees........................................................         12            11             11
  Shareholders' Reports..............................................          6             6              4
  Directors'/Trustees' Fees & Expenses...............................          2             2              1
  Professional Fees..................................................          5             4              3
  Other..............................................................         23             8             15
                                                                         -------       -------        -------
     Total Expenses..................................................        764           712            827
                                                                         -------       -------        -------
  Fees Paid Indirectly (Note C)......................................         --            --             (1)
                                                                         -------       -------        -------
  Net Expenses.......................................................        764           712            826
                                                                         -------       -------        -------
  Net Investment Income (Loss).......................................      4,612         3,710          4,430
                                                                         -------       -------        -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................     10,363         6,847           (826)
    Futures..........................................................       (386)           --             --
    Foreign Currency Transactions                                             --            --            (84)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.......................      4,810         8,882         18,172
    Translation of Foreign Currency Denominated Amounts..............         --            --             26
                                                                         -------       -------        -------
  Net Realized and Unrealized Gain (Loss)............................     14,787        15,729         17,288
                                                                         -------       -------        -------
Net Increase (Decrease) in Net Assets Resulting from Operations......    $19,399       $19,439        $21,718
                                                                         =======       =======        =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                              DFA                     Emerging
                                                                         International International   Markets
                                                                           Value ex     Social Core  Social Core
                                                                            Tobacco       Equity       Equity
                                                                           Portfolio     Portfolio    Portfolio
                                                                         ------------- ------------- -----------
Investment Income
  Dividends (Net of Taxes Withheld of $95, $409 and $964, respectively).    $1,190        $ 4,993     $  7,465
  Income from Securities Lending........................................        30            221          979
                                                                            ------        -------     --------
     Total Investment Income............................................     1,220          5,214        8,444
                                                                            ------        -------     --------
Expenses
  Investment Advisory Services Fees.....................................       158            651        2,605
  Accounting & Transfer Agent Fees......................................        10             19           36
  Custodian Fees........................................................        12             72          238
  Filing Fees...........................................................         9             18           15
  Shareholders' Reports.................................................         1              6            9
  Directors'/Trustees' Fees & Expenses..................................        --              1            3
  Professional Fees.....................................................         1              3           25
  Other.................................................................         9             35           38
                                                                            ------        -------     --------
     Total Expenses.....................................................       200            805        2,969
                                                                            ------        -------     --------
  Fees Paid Indirectly (Note C).........................................        --             (2)          (4)
                                                                            ------        -------     --------
  Net Expenses..........................................................       200            803        2,965
                                                                            ------        -------     --------
  Net Investment Income (Loss)..........................................     1,020          4,411        5,479
                                                                            ------        -------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**........................................       405           (866)     (11,649)
    Foreign Currency Transactions.......................................       (38)           (55)        (366)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     2,378         18,840       41,858
    Translation of Foreign Currency Denominated Amounts.................         4             25          (42)
                                                                            ------        -------     --------
  Net Realized and Unrealized Gain (Loss)...............................     2,749         17,944       29,801
                                                                            ------        -------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.........    $3,769        $22,355     $ 35,280
                                                                            ======        =======     ========

----------
**Net of foreign capital gain taxes withheld of $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                U.S. Social Core Equity 2 U.S. Sustainability Core 1 International Sustainability
                                                      Portfolio                 Portfolio              Core 1 Portfolio
                                                ------------------------  -------------------------  ---------------------------
                                                Six Months      Year      Six Months       Year      Six Months        Year
                                                   Ended       Ended         Ended        Ended         Ended         Ended
                                                 April 30,    Oct. 31,     April 30,     Oct. 31,     April 30,      Oct. 31,
                                                   2015         2014         2015          2014         2015           2014
                                                -----------   --------    -----------    --------    -----------     --------
                                                (Unaudited)               (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $  4,612     $  6,734     $  3,710      $  5,112     $  4,430       $  8,210
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    10,363       10,761        6,847         6,057         (826)          (423)
    Futures....................................      (386)          --           --            --           --             --
    Foreign Currency Transactions..............        --           --           --            --          (84)           (41)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     4,810       35,399        8,882        35,984       18,172        (12,923)
    Translation of Foreign Currency
     Denominated Amounts.......................        --           --           --            --           26            (18)
                                                 --------      --------    --------       --------    --------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    19,399       52,894       19,439        47,153       21,718         (5,195)
                                                 --------      --------    --------       --------    --------        --------
Distributions From:
  Net Investment Income........................    (4,370)      (6,135)      (3,415)       (4,670)      (2,133)        (7,742)
  Net Short-Term Gains.........................      (288)        (505)          --          (183)          --            (22)
  Net Long-Term Gains..........................    (9,855)      (7,238)      (5,862)       (2,133)          --           (474)
                                                 --------      --------    --------       --------    --------        --------
     Total Distributions.......................   (14,513)     (13,878)      (9,277)       (6,986)      (2,133)        (8,238)
                                                 --------      --------    --------       --------    --------        --------
Capital Share Transactions (1):
  Shares Issued................................    92,956      142,064       75,859       133,545       75,109        151,660
  Shares Issued in Lieu of Cash
   Distributions...............................    13,611       12,779        9,115         6,873        1,862          7,485
  Shares Redeemed..............................   (64,853)     (94,518)     (35,088)      (51,699)     (29,573)       (24,467)
                                                 --------      --------    --------       --------    --------        --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    41,714       60,325       49,886        88,719       47,398        134,678
                                                 --------      --------    --------       --------    --------        --------
     Total Increase (Decrease) in Net
      Assets...................................    46,600       99,341       60,048       128,886       66,983        121,245
Net Assets
  Beginning of Period..........................   510,366      411,025      426,547       297,661      327,847        206,602
                                                 --------      --------    --------       --------    --------        --------
  End of Period................................  $556,966     $510,366     $486,595      $426,547     $394,830       $327,847
                                                 ========      ========    ========       ========    ========        ========
(1) Shares Issued and Redeemed:
  Shares Issued................................     7,031       11,124        4,514         8,410        8,019         15,263
  Shares Issued in Lieu of Cash
   Distributions...............................     1,087        1,039          569           443          206            746
  Shares Redeemed..............................    (4,931)      (7,396)      (2,113)       (3,296)      (3,157)        (2,469)
                                                 --------      --------    --------       --------    --------        --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     3,187        4,767        2,970         5,557        5,068         13,540
                                                 ========      ========    ========       ========    ========        ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................  $    864     $    622     $    953      $    658     $  3,159       $    862

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                DFA International Value ex International Social Core Emerging Markets Social
                                                 Tobacco Portfolio           Equity Portfolio        Core Equity Portfolio
                                                -------------------------  ------------------------  ----------------------
                                                Six Months       Year      Six Months      Year      Six Months     Year
                                                   Ended        Ended         Ended       Ended         Ended      Ended
                                                 April 30,     Oct. 31,     April 30,    Oct. 31,     April 30,   Oct. 31,
                                                   2015          2014         2015         2014         2015        2014
                                                -----------    --------    -----------   --------    -----------  --------
                                                (Unaudited)                (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................   $ 1,020      $ 3,015      $  4,411     $  5,889    $    5,479   $ 16,449
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................       405          704          (866)       1,565       (11,649)    (8,859)
    Futures....................................        --           --            --          (12)           --         --
    Foreign Currency Transactions..............       (38)         (23)          (55)         (71)         (366)      (130)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     2,378       (4,244)       18,840      (21,347)       41,858       (553)
    Translation of Foreign Currency
     Denominated Amounts.......................         4           (6)           25          (17)          (42)        32
                                                  -------      -------      --------      --------   ----------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     3,769         (554)       22,355      (13,993)       35,280      6,939
                                                  -------      -------      --------      --------   ----------   --------
Distributions From:
  Net Investment Income........................      (456)      (2,984)       (2,352)      (5,245)       (5,212)   (15,936)
  Net Short-Term Gains.........................       (89)          --            --         (497)           --       (117)
  Net Long-Term Gains..........................      (570)        (380)       (1,448)         (12)           --         --
                                                  -------      -------      --------      --------   ----------   --------
     Total Distributions.......................    (1,115)      (3,364)       (3,800)      (5,754)       (5,212)   (16,053)
                                                  -------      -------      --------      --------   ----------   --------
Capital Share Transactions (1):
  Shares Issued................................       128          255        94,885      195,334       186,721    224,189
  Shares Issued in Lieu of Cash
   Distributions...............................     1,115        3,364         3,600        5,159         4,569     14,379
  Shares Redeemed..............................       (35)      (5,895)      (31,404)     (22,830)      (64,782)   (90,245)
                                                  -------      -------      --------      --------   ----------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     1,208       (2,276)       67,081      177,663       126,508    148,323
                                                  -------      -------      --------      --------   ----------   --------
     Total Increase (Decrease) in Net
      Assets...................................     3,862       (6,194)       85,636      157,916       156,576    139,209
Net Assets
  Beginning of Period..........................    71,494       77,688       306,772      148,856       903,396    764,187
                                                  -------      -------      --------      --------   ----------   --------
  End of Period................................   $75,356      $71,494      $392,408     $306,772    $1,059,972   $903,396
                                                  =======      =======      ========      ========   ==========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................        14           26         8,298       15,398        15,220     17,414
  Shares Issued in Lieu of Cash
   Distributions...............................       131          343           326          411           394      1,095
  Shares Redeemed..............................        (3)        (598)       (2,661)      (1,827)       (5,217)    (7,089)
                                                  -------      -------      --------      --------   ----------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       142         (229)        5,963       13,982        10,397     11,420
                                                  =======      =======      ========      ========   ==========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................   $   729      $   165      $  2,978     $    919    $    3,447   $  3,180

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  U.S. Social Core Equity 2 Portfolio
                                                    --------------------------------------------------------------  -------------
                                                    Six Months      Year      Year      Year      Year      Year    Six Months
                                                       Ended       Ended     Ended     Ended     Ended     Ended       Ended
                                                     April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   April 30,
                                                       2015         2014      2013      2012      2011      2010       2015
----------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)                                                     (Unaudited)
Net Asset Value, Beginning of Period...............  $  13.18     $  12.10  $   9.31  $   8.32  $   7.83  $   6.57   $  16.63
                                                     --------     --------  --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.11         0.19      0.18      0.14      0.11      0.10       0.14
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.36         1.29      2.87      0.98      0.48      1.25       0.58
                                                     --------     --------  --------  --------  --------  --------   --------
   Total from Investment Operations................      0.47         1.48      3.05      1.12      0.59      1.35       0.72
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.11)       (0.17)    (0.17)    (0.13)    (0.10)    (0.09)     (0.13)
  Net Realized Gains...............................     (0.25)       (0.23)    (0.09)       --        --        --      (0.22)
                                                     --------     --------  --------  --------  --------  --------   --------
   Total Distributions.............................     (0.36)       (0.40)    (0.26)    (0.13)    (0.10)    (0.09)     (0.35)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  13.29     $  13.18  $  12.10  $   9.31  $   8.32  $   7.83   $  17.00
=================================================== ===========   ========  ========  ========  ========  ========  ===========
Total Return.......................................      3.70%(C)    12.50%    33.47%    13.63%     7.57%    20.75%      4.47%(C)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $556,966     $510,366  $411,025  $268,734  $189,172  $120,881   $486,595
Ratio of Expenses to Average Net Assets............      0.28%(D)     0.28%     0.30%     0.33%     0.35%     0.33%      0.32%(D)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................      0.28%(D)     0.28%     0.30%     0.33%     0.35%     0.33%      0.32%(D)
Ratio of Net Investment Income to Average Net
 Assets............................................      1.68%(D)     1.47%     1.64%     1.60%     1.28%     1.32%      1.65%(D)
Portfolio Turnover Rate............................        11%(C)       11%       12%       13%       12%       13%         4%(C)
----------------------------------------------------------------------------------------------------------------------------------

                                                    U.S. Sustainability Core 1 Portfolio
                                                    -------------------------------------------------
                                                      Year      Year      Year      Year      Year
                                                     Ended     Ended     Ended     Ended     Ended
                                                    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                      2014      2013      2012      2011      2010
-----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............... $  14.81  $  11.43  $  10.13  $   9.57  $   8.15
                                                    --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................     0.23      0.21      0.18      0.14      0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     1.91      3.44      1.29      0.56      1.42
                                                    --------  --------  --------  --------  --------
   Total from Investment Operations................     2.14      3.65      1.47      0.70      1.55
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................    (0.21)    (0.22)    (0.17)    (0.14)    (0.13)
  Net Realized Gains...............................    (0.11)    (0.05)       --        --        --
                                                    --------  --------  --------  --------  --------
   Total Distributions.............................    (0.32)    (0.27)    (0.17)    (0.14)    (0.13)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $  16.63  $  14.81  $  11.43  $  10.13  $   9.57
=================================================== ========  ========  ========  ========  ========
Total Return.......................................    14.66%    32.40%    14.60%     7.31%    19.15%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $426,547  $297,661  $195,179  $148,066  $127,397
Ratio of Expenses to Average Net Assets............     0.32%     0.33%     0.37%     0.37%     0.37%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................     0.32%     0.33%     0.35%     0.35%     0.37%
Ratio of Net Investment Income to Average Net
 Assets............................................     1.44%     1.61%     1.63%     1.39%     1.46%
Portfolio Turnover Rate............................        7%        2%        9%       14%        6%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   International Sustainability Core 1 Portfolio
                                                         ----------------------------------------------------------------
                                                         Six Months       Year      Year      Year       Year      Year
                                                            Ended        Ended     Ended     Ended      Ended     Ended
                                                          April 30,     Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                            2015          2014      2013      2012       2011      2010
---------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................  $   9.46     $   9.79   $   7.89  $   7.73  $   8.39   $   7.70
                                                          --------     --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.12         0.30       0.23      0.23      0.23       0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.42        (0.33)      1.90      0.15     (0.66)      0.68
                                                          --------     --------   --------  --------  --------   --------
   Total from Investment Operations.....................      0.54        (0.03)      2.13      0.38     (0.43)      0.85
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.06)       (0.28)     (0.23)    (0.21)    (0.23)     (0.16)
  Net Realized Gains....................................        --        (0.02)        --     (0.01)       --         --
                                                          --------     --------   --------  --------  --------   --------
   Total Distributions..................................     (0.06)       (0.30)     (0.23)    (0.22)    (0.23)     (0.16)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $   9.94     $   9.46   $   9.79  $   7.89  $   7.73   $   8.39
======================================================== ===========   ========   ========  ========  ========   ========
Total Return............................................      5.77%(C)    (0.43)%    27.38%     5.18%    (5.41)%    11.29%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $394,830     $327,847   $206,602  $145,055  $116,447   $106,545
Ratio of Expenses to Average Net Assets.................      0.48%(D)     0.49%      0.52%     0.57%     0.57%      0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................      0.48%(D)     0.49%      0.50%     0.56%     0.54%      0.55%
Ratio of Net Investment Income to Average Net Assets....      2.55%(D)     2.98%      2.57%     2.96%     2.66%      2.15%
Portfolio Turnover Rate.................................         3%(C)        3%         2%       11%       13%         7%
---------------------------------------------------------------------------------------------------------------------------

                                                                 DFA International Value ex Tobacco Portfolio
                                                         -----------------------------------------------------------
                                                         Six Months      Year      Year     Year     Year      Year
                                                            Ended       Ended     Ended    Ended    Ended     Ended
                                                          April 30,    Oct. 31,  Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                            2015         2014      2013     2012     2011      2010
---------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................   $  9.18     $  9.69   $  7.82  $  7.89  $  8.87   $  8.22
                                                           -------     -------   -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.13        0.38      0.24     0.26     0.27      0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.33       (0.46)     1.89    (0.08)   (0.99)     0.64
                                                           -------     -------   -------  -------  -------   -------
   Total from Investment Operations.....................      0.46       (0.08)     2.13     0.18    (0.72)     0.83
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.06)      (0.38)    (0.26)   (0.25)   (0.26)    (0.18)
  Net Realized Gains....................................     (0.08)      (0.05)       --       --       --        --
                                                           -------     -------   -------  -------  -------   -------
   Total Distributions..................................     (0.14)      (0.43)    (0.26)   (0.25)   (0.26)    (0.18)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................   $  9.50     $  9.18   $  9.69  $  7.82  $  7.89   $  8.87
======================================================== ===========   ========  ======== ======== ========  ========
Total Return............................................      5.23%(C)   (1.05)%   27.77%    2.61%   (8.37)%   10.49%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................   $75,356     $71,494   $77,688  $59,092  $52,927   $64,645
Ratio of Expenses to Average Net Assets.................      0.57%(D)    0.55%     0.60%    0.60%    0.60%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................      0.57%(D)    0.54%     0.56%    0.62%    0.61%     0.62%
Ratio of Net Investment Income to Average Net Assets....      2.90%(D)    3.94%     2.75%    3.43%    2.99%     2.30%
Portfolio Turnover Rate.................................         9%(C)      23%       16%      16%      21%       23%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         International Social Core Equity Portfolio
                                         ----------------------------------
                                                                       Period
                                         Six Months        Year       Nov. 1,
                                            Ended         Ended      2012(a) to
                                          April 30,      Oct. 31,     Oct. 31,
                                            2015           2014         2013
------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  11.76      $  12.30    $  10.00
                                          --------      --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.14          0.35        0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.47         (0.50)       2.27
                                          --------      --------    --------
   Total from Investment Operations.....      0.61         (0.15)       2.54
------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.08)        (0.35)      (0.24)
 Net Realized Gains.....................     (0.05)        (0.04)         --
                                          --------      --------    --------
   Total Distributions..................     (0.13)        (0.39)      (0.24)
------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  12.24      $  11.76    $  12.30
=======================================  ===========    ========   ==========
Total Return............................      5.35%(C)     (1.40)%     25.81%(C)
------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $392,408      $306,772    $148,856
Ratio of Expenses to Average Net Assets.      0.46%(D)      0.53%       0.60%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................      0.46%(D)      0.50%       0.68%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets.....................      2.51%(D)      2.78%       2.44%(B)(D)
Portfolio Turnover Rate.................         4%(C)         5%         14%(C)
------------------------------------------------------------------------------------

                                                   Emerging Markets Social Core Equity Portfolio
                                         ----------------------------------------------------------------

                                          Six Months      Year      Year      Year       Year      Year
                                             Ended       Ended     Ended     Ended      Ended     Ended
                                           April 30,    Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                             2015         2014      2013      2012       2011      2010
----------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    12.80     $  12.92  $  12.55  $  12.33  $  14.80   $  11.51
                                         ----------     --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.07         0.26      0.24      0.24      0.28       0.20
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.29        (0.13)     0.72      0.17     (1.85)      3.29
                                         ----------     --------  --------  --------  --------   --------
   Total from Investment Operations.....       0.36         0.13      0.96      0.41     (1.57)      3.49
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.07)       (0.25)    (0.23)    (0.19)    (0.30)     (0.20)
 Net Realized Gains.....................         --           --     (0.36)       --     (0.60)        --
                                         ----------     --------  --------  --------  --------   --------
   Total Distributions..................      (0.07)       (0.25)    (0.59)    (0.19)    (0.90)     (0.20)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    13.09     $  12.80  $  12.92  $  12.55  $  12.33   $  14.80
=======================================  ===========    ========  ========  ========  ========   ========
Total Return............................       2.91%(C)     0.98%     7.74%     3.41%   (11.29)%    30.63%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $1,059,972     $903,396  $764,187  $457,311  $435,565   $615,735
Ratio of Expenses to Average Net Assets.       0.63%(D)     0.63%     0.66%     0.75%     0.70%      0.67%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.63%(D)     0.63%     0.66%     0.75%     0.71%      0.67%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.16%(D)     2.04%     1.94%     1.92%     1.99%      1.57%
Portfolio Turnover Rate.................          7%(C)       10%        2%       44%       28%        14%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers seventy-eight operational portfolios, six of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining seventy-two portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2015, Emerging Markets Social Core Equity Portfolio had significant transfers of securities with a total value of $88,483 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee.

These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the six months ended April 30, 2015, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Social Core Equity 2 Portfolio........... 0.25%
              U.S. Sustainability Core 1 Portfolio.......... 0.29%
              International Sustainability Core 1 Portfolio. 0.42%
              DFA International Value ex Tobacco Portfolio.. 0.45%
              International Social Core Equity Portfolio.... 0.37%
              Emerging Markets Social Core Equity Portfolio. 0.55%

   Pursuant to an Amended Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of its advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended
April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                  Previously
                                                                  Recovery       Waived Fees/
                                                    Expense    of Previously   Expenses Assumed
                                                   Limitation   Waived Fees/   Subject to Future
                                                     Amount   Expenses Assumed     Recovery
                                                   ---------- ---------------- -----------------
U.S. Social Core Equity 2 Portfolio (1)...........    0.60%          --               --
U.S. Sustainability Core 1 Portfolio (2)..........    0.37%          --               --
International Sustainability Core 1 Portfolio (2).    0.57%          --               --
DFA International Value ex Tobacco Portfolio (3)..    0.60%          --               --
International Social Core Equity Portfolio (2)....    0.60%          --               --
Emerging Markets Social Core Equity Portfolio (2).    0.85%          --               --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that the Portfolio Expenses do not exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           International Sustainability Core 1 Portfolio.    $ 1
           DFA International Value ex Tobacco Portfolio..     --
           International Social Core Equity Portfolio....      2
           Emerging Markets Social Core Equity Portfolio.      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               U.S. Social Core Equity 2 Portfolio........... $ 7
               U.S. Sustainability Core 1 Portfolio..........   7
               International Sustainability Core 1 Portfolio.   5
               DFA International Value ex Tobacco Portfolio..   3
               International Social Core Equity Portfolio....   2
               Emerging Markets Social Core Equity Portfolio.  22

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                       Purchases  Sales
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio........... $ 91,913  $59,935
        U.S. Sustainability Core 1 Portfolio..........   64,394   16,821
        International Sustainability Core 1 Portfolio.   60,567   10,116
        DFA International Value ex Tobacco Portfolio..    7,530    6,604
        International Social Core Equity Portfolio....   83,249   13,934
        Emerging Markets Social Core Equity Portfolio.  185,451   64,242

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax, tax equalization, non-deductible expenses, and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio...........      $966           $(372)        $  (594)
U.S. Sustainability Core 1 Portfolio..........       354            (176)           (178)
International Sustainability Core 1 Portfolio.        64             (12)            (52)
DFA International Value ex Tobacco Portfolio..        11             (14)              3
International Social Core Equity Portfolio....       133            (108)            (25)
Emerging Markets Social Core Equity Portfolio.       519             891          (1,410)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term   Tax Exempt
                                               Capital Gains  Capital Gains   Income    Total
                                               -------------- ------------- ---------- -------
U.S. Social Core Equity 2 Portfolio
2013..........................................    $ 5,251        $ 2,745        --     $ 7,996
2014..........................................      6,640          7,238        --      13,878
U.S. Sustainability Core 1 Portfolio
2013..........................................      3,999            913        --       4,912
2014..........................................      4,853          2,133        --       6,986
International Sustainability Core 1 Portfolio
2013..........................................      4,537             --        --       4,537
2014..........................................      7,784            454        --       8,238
DFA International Value ex Tobacco Portfolio
2013..........................................      2,014             --        --       2,014
2014..........................................      2,984            380        --       3,364
International Social Core Equity Portfolio
2013..........................................      1,606             --        --       1,606
2014..........................................      5,742             12        --       5,754
Emerging Markets Social Core Equity Portfolio
2013..........................................     11,666         14,105        --      25,771
2014..........................................     16,053             --        --      16,053

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- -----
U.S. Social Core Equity 2 Portfolio...........      $389          $577      $966
U.S. Sustainability Core 1 Portfolio..........       162           192       354
International Sustainability Core 1 Portfolio.        64            --        64
DFA International Value ex Tobacco Portfolio..         9             2        11
International Social Core Equity Portfolio....       106            27       133
Emerging Markets Social Core Equity Portfolio.       374            --       374

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                               Undistributed                                              Total Net
                                               Net Investment                                           Distributable
                                                 Income and   Undistributed                Unrealized     Earnings
                                                 Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                               Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                               -------------- ------------- ------------ -------------- -------------
U.S. Social Core Equity 2 Portfolio...........     $  962        $9,854             --      $149,313      $160,129
U.S. Sustainability Core 1 Portfolio..........        692         5,861             --       136,540       143,093
International Sustainability Core 1 Portfolio.        947            --       $   (564)       25,456        25,839
DFA International Value ex Tobacco Portfolio..        290           570             --         2,113         2,973
International Social Core Equity Portfolio....        978         1,447             --        (2,947)         (522)
Emerging Markets Social Core Equity Portfolio.      4,211            --        (10,339)       79,212        73,084

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                       Unlimited  Total
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio...........       --       --
        U.S. Sustainability Core 1 Portfolio..........       --       --
        International Sustainability Core 1 Portfolio.  $   564  $   564
        DFA International Value ex Tobacco Portfolio..       --       --
        International Social Core Equity Portfolio....       --       --
        Emerging Markets Social Core Equity Portfolio.   10,339   10,339

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                       Net
                                                                                    Unrealized
                                               Federal   Unrealized   Unrealized   Appreciation
                                               Tax Cost Appreciation Depreciation (Depreciation)
                                               -------- ------------ ------------ --------------
U.S. Social Core Equity 2 Portfolio........... $471,437   $168,111     $(13,989)     $154,122
U.S. Sustainability Core 1 Portfolio..........  391,406    153,108       (7,685)      145,423
International Sustainability Core 1 Portfolio.  387,237     68,083      (24,452)       43,631
DFA International Value ex Tobacco Portfolio..   76,050     11,155       (6,665)        4,490
International Social Core Equity Portfolio....  410,678     40,720      (24,817)       15,903
Emerging Markets Social Core Equity Portfolio.  984,811    217,429      (96,446)      120,983

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

   At April 30, 2015, the Portfolios had no outstanding futures contracts.

   The following is a summary of the location on the International Social Core Equity Portfolio's Statement of Operations of realized gains and losses from the Portfolio's derivative instrument holdings through the six months ended April 30, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the location of realized gains and losses from the International Social Core Equity Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                  Derivatives Recognized in Income
                                                  -------------------------------
                                                                  Equity
                                                  Total          Contracts
                                                  -----          ---------
             U.S. Social Core Equity 2 Portfolio. $(386)           $(386)

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                 Weighted      Weighted    Number of   Interest Maximum Amount
                                                  Average      Average        Days     Expense  Borrowed During
                                               Interest Rate Loan Balance Outstanding* Incurred   The Period
                                               ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio...........     0.88%        $4,288          8        $ 1        $10,484
International Sustainability Core 1 Portfolio.     0.85%           891          5         --          2,070
DFA International Value ex Tobacco
  Portfolio...................................     0.86%            14          9         --             39
International Social Core Equity Portfolio....     0.87%         1,472         12         --          4,694
Emerging Markets Social Core Equity
  Portfolio...................................     0.87%         6,518         14          2         13,623

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                            Market
                                                            Value
                                                            -------
             U.S. Social Core Equity 2 Portfolio........... $16,247
             U.S. Sustainability Core 1 Portfolio..........  14,507
             International Sustainability Core 1 Portfolio.   3,802
             DFA International Value ex Tobacco Portfolio..     680
             International Social Core Equity Portfolio....   2,521
             Emerging Markets Social Core Equity Portfolio.  38,388

   The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                               Percentage of
                                                   Number of    Outstanding
                                                  Shareholders    Shares
                                                  ------------ -------------
   U.S. Social Core Equity 2 Portfolio...........      5            72%
   U.S. Sustainability Core 1 Portfolio..........      4            89%
   International Sustainability Core 1 Portfolio.      5            88%
   DFA International Value ex Tobacco Portfolio..      3            95%
   International Social Core Equity Portfolio....      5            58%
   Emerging Markets Social Core Equity Portfolio.      3            33%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each Fund is equal to the rate charged under each Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-014S
 [LOGO]                                                              00147363

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedule of Investments/Summary Schedules of Portfolio Holdings
         Tax-Managed U.S. Marketwide Value Portfolio....................   6
         Tax-Managed U.S. Equity Portfolio..............................   7
         Tax-Managed U.S. Targeted Value Portfolio......................  10
         Tax-Managed U.S. Small Cap Portfolio...........................  13
         T.A. U.S. Core Equity 2 Portfolio..............................  16
         Tax-Managed DFA International Value Portfolio..................  19
         T.A. World ex U.S. Core Equity Portfolio.......................  23
     Statements of Assets and Liabilities...............................  30
     Statements of Operations...........................................  32
     Statements of Changes in Net Assets................................  34
     Financial Highlights...............................................  36
     Notes to Financial Statements......................................  40
  The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide
    Value Series
     Disclosure of Fund Expenses........................................  52
     Disclosure of Portfolio Holdings...................................  53
     Summary Schedule of Portfolio Holdings.............................  54
     Statement of Assets and Liabilities................................  57
     Statement of Operations............................................  58
     Statements of Changes in Net Assets................................  59
     Financial Highlights...............................................  60
     Notes to Financial Statements......................................  61
  Voting Proxies on Fund Portfolio Securities...........................  66
  Board Approval of Investment Advisory Agreements......................  67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2015
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,041.90    0.37%    $1.87
Hypothetical 5% Annual Return................. $1,000.00 $1,022.96    0.37%    $1.86

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $1,046.90    0.22%    $1.12
Hypothetical 5% Annual Return................. $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,041.90    0.44%    $2.23
Hypothetical 5% Annual Return................. $1,000.00 $1,022.61    0.44%    $2.21

Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return............................ $1,000.00 $1,042.80    0.52%    $2.63
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%    $2.61

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $1,047.10    0.24%    $1.22
Hypothetical 5% Annual Return................. $1,000.00 $1,023.60    0.24%    $1.20

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,053.60    0.53%    $2.70
Hypothetical 5% Annual Return................. $1,000.00 $1,022.17    0.53%    $2.66

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,060.70    0.44%    $2.25
Hypothetical 5% Annual Return................. $1,000.00 $1,022.61    0.44%    $2.21

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

         Tax-Managed U.S. Equity Portfolio
Consumer Discretionary.......................  13.6%
Consumer Staples.............................   8.9%
Energy.......................................   8.1%
Financials...................................  14.3%
Health Care..................................  14.5%
Industrials..................................  11.5%
Information Technology.......................  20.1%
Materials....................................   3.7%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   2.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%

     Tax-Managed U.S. Targeted Value Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   3.2%
Energy.......................................   5.7%
Financials...................................  27.1%
Health Care..................................   7.1%
Industrials..................................  17.9%
Information Technology.......................  13.6%
Materials....................................   8.2%
Other........................................    --
Real Estate Investment Trusts................   0.1%
Telecommunication Services...................   1.0%
Utilities....................................   0.5%
                                              -----
                                              100.0%

       Tax-Managed U.S. Small Cap Portfolio
Consumer Discretionary.......................  17.2%
Consumer Staples.............................   4.0%
Energy.......................................   4.1%
Financials...................................  20.8%
Health Care..................................  10.0%
Industrials..................................  17.6%
Information Technology.......................  16.9%
Materials....................................   5.3%
Other........................................    --
Telecommunication Services...................   0.9%
Utilities....................................   3.2%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


         T.A. U.S. Core Equity 2 Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   6.0%
Energy.......................................   9.2%
Financials...................................  16.9%
Health Care..................................  11.2%
Industrials..................................  14.7%
Information Technology.......................  16.7%
Materials....................................   5.1%
Other........................................    --
Real Estate Investment Trusts................   0.1%
Telecommunication Services...................   2.5%
Utilities....................................   2.0%
                                              -----
                                              100.0%

   Tax-Managed DFA International Value Portfolio
Consumer Discretionary.......................  12.9%
Consumer Staples.............................   4.0%
Energy.......................................  13.7%
Financials...................................  35.2%
Health Care..................................   2.5%
Industrials..................................   9.6%
Information Technology.......................   2.7%
Materials....................................  12.3%
Other........................................    --
Telecommunication Services...................   4.5%
Utilities....................................   2.6%
                                              -----
                                              100.0%

     T.A. World ex U.S. Core Equity Portfolio
Consumer Discretionary.......................  14.8%
Consumer Staples.............................   7.3%
Energy.......................................   7.2%
Financials...................................  22.6%
Health Care..................................   5.6%
Industrials..................................  16.1%
Information Technology.......................   8.0%
Materials....................................  11.7%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   3.5%
Utilities....................................   3.2%
                                              -----
                                              100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company....................... $3,878,917,257
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $2,080,650,463)........................................ $3,878,917,257
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (93.8%)
 Consumer Discretionary -- (12.7%)
 *   Amazon.com, Inc...................    44,688 $ 18,848,505            0.8%
     Comcast Corp. Class A.............   236,903   13,683,517            0.6%
     Home Depot, Inc. (The)............   148,640   15,901,507            0.7%
     McDonald's Corp...................   108,152   10,442,076            0.4%
     Walt Disney Co. (The).............   183,316   19,930,116            0.8%
     Other Securities..................            249,612,618           10.2%
                                                  ------------          ------
 Total Consumer Discretionary..........            328,418,339           13.5%
                                                  ------------          ------
 Consumer Staples -- (8.3%)
     Altria Group, Inc.................   221,675   11,094,834            0.5%
     Coca-Cola Co. (The)...............   443,920   18,005,395            0.7%
     CVS Health Corp...................   132,004   13,106,677            0.5%
     PepsiCo, Inc......................   167,597   15,941,827            0.7%
     Philip Morris International, Inc..   174,560   14,570,523            0.6%
     Procter & Gamble Co. (The)........   305,768   24,311,614            1.0%
     Wal-Mart Stores, Inc..............   181,406   14,158,738            0.6%
     Other Securities..................            103,790,537            4.3%
                                                  ------------          ------
 Total Consumer Staples................            214,980,145            8.9%
                                                  ------------          ------
 Energy -- (7.6%)
     Chevron Corp......................   209,586   23,276,621            1.0%
     Exxon Mobil Corp..................   470,724   41,127,156            1.7%
     Schlumberger, Ltd.................   143,494   13,575,967            0.6%
     Other Securities..................            118,924,014            4.8%
                                                  ------------          ------
 Total Energy..........................            196,903,758            8.1%
                                                  ------------          ------
 Financials -- (13.4%)
     Bank of America Corp.............. 1,185,664   18,887,628            0.8%
 *   Berkshire Hathaway, Inc. Class B..   208,457   29,436,213            1.2%
     Citigroup, Inc....................   341,045   18,184,519            0.8%
     JPMorgan Chase & Co...............   422,864   26,750,377            1.1%
     Wells Fargo & Co..................   555,002   30,580,610            1.3%
     Other Securities..................            222,783,278            9.1%
                                                  ------------          ------
 Total Financials......................            346,622,625           14.3%
                                                  ------------          ------
 Health Care -- (13.6%)
     AbbVie, Inc.......................   179,303   11,593,732            0.5%
 *   Actavis P.L.C.....................    41,832   11,832,600            0.5%
     Amgen, Inc........................    85,843   13,555,468            0.6%
 *   Biogen, Inc.......................    26,460    9,894,188            0.4%
     Bristol-Myers Squibb Co...........   187,334   11,938,796            0.5%
 *   Gilead Sciences, Inc..............   168,097   16,895,430            0.7%
     Johnson & Johnson.................   314,875   31,235,600            1.3%
     Medtronic P.L.C...................   157,123   11,697,807            0.5%
     Merck & Co., Inc..................   322,370   19,200,357            0.8%
     Pfizer, Inc.......................   706,673   23,977,415            1.0%
     UnitedHealth Group, Inc...........   108,703   12,109,514            0.5%
     Other Securities..................            177,591,236            7.2%
                                                  ------------          ------
 Total Health Care.....................            351,522,143           14.5%
                                                  ------------          ------
 Industrials -- (10.8%)
     3M Co.............................    67,855   10,611,843            0.5%
     Boeing Co. (The)..................    75,085   10,762,684            0.5%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  1,138,222 $   30,823,052            1.3%
      Union Pacific Corp.................................    100,032     10,626,399            0.5%
      United Technologies Corp...........................     97,036     11,037,845            0.5%
      Other Securities...................................               203,979,412            8.2%
                                                                     --------------          ------
Total Industrials........................................               277,841,235           11.5%
                                                                     --------------          ------
Information Technology -- (18.8%)
      Apple, Inc.........................................    677,523     84,792,003            3.5%
      Cisco Systems, Inc.................................    574,099     16,551,274            0.7%
*     Facebook, Inc. Class A.............................    244,144     19,231,223            0.8%
*     Google, Inc. Class A...............................     30,123     16,530,599            0.7%
*     Google, Inc. Class C...............................     31,208     16,769,539            0.7%
      Intel Corp.........................................    549,375     17,882,156            0.8%
      International Business Machines Corp...............    105,694     18,104,325            0.8%
      MasterCard, Inc. Class A...........................    111,866     10,091,432            0.4%
      Microsoft Corp.....................................    871,910     42,409,702            1.8%
      Oracle Corp........................................    400,229     17,457,989            0.7%
      QUALCOMM, Inc......................................    185,425     12,608,900            0.5%
      Visa, Inc. Class A.................................    217,936     14,394,673            0.6%
      Other Securities...................................               200,251,810            8.1%
                                                                     --------------          ------
Total Information Technology.............................               487,075,625           20.1%
                                                                     --------------          ------
Materials -- (3.5%)
      Other Securities...................................                90,563,543            3.7%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   821,386            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc..........................................    592,090     20,509,998            0.9%
      Verizon Communications, Inc........................    470,756     23,744,933            1.0%
      Other Securities...................................                 8,925,324            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................                53,180,255            2.2%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................                76,260,194            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,424,189,248          100.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    54,758            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.098%.  3,657,803      3,657,803            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund..................... 13,573,713    157,047,855            6.4%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,315,176,797)................................              $2,584,949,664          106.6%
                                                                     ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  328,418,339           --   --    $  328,418,339
  Consumer Staples..............    214,980,145           --   --       214,980,145
  Energy........................    196,903,758           --   --       196,903,758
  Financials....................    346,622,625           --   --       346,622,625
  Health Care...................    351,522,143           --   --       351,522,143
  Industrials...................    277,841,235           --   --       277,841,235
  Information Technology........    487,075,625           --   --       487,075,625
  Materials.....................     90,563,543           --   --        90,563,543
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        821,386           --   --           821,386
  Telecommunication Services....     53,180,255           --   --        53,180,255
  Utilities.....................     76,260,194           --   --        76,260,194
Rights/Warrants.................             -- $     54,758   --            54,758
Temporary Cash Investments......      3,657,803           --   --         3,657,803
Securities Lending Collateral...             --  157,047,855   --       157,047,855
                                 -------------- ------------   --    --------------
TOTAL........................... $2,427,847,051 $157,102,613   --    $2,584,949,664
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (88.2%)
Consumer Discretionary -- (13.8%)
    Dillard's, Inc. Class A................   254,247 $ 33,456,363            0.9%
#   GameStop Corp. Class A.................   431,501   16,630,049            0.5%
    Gannett Co., Inc.......................   412,001   14,139,874            0.4%
    Graham Holdings Co. Class B............    12,803   13,096,573            0.4%
    Lear Corp..............................   124,888   13,866,315            0.4%
    Men's Wearhouse, Inc. (The)............   238,818   13,514,711            0.4%
    Service Corp. International............   469,211   12,987,760            0.4%
#*  Skechers U.S.A., Inc. Class A..........   187,114   16,825,291            0.5%
    Wendy's Co. (The)...................... 1,383,503   14,001,050            0.4%
    Other Securities.......................            427,187,962           11.3%
                                                      ------------          ------
Total Consumer Discretionary...............            575,705,948           15.6%
                                                      ------------          ------
Consumer Staples -- (2.8%)
    Other Securities.......................            118,107,133            3.2%
                                                      ------------          ------
Energy -- (5.0%)
    Tesoro Corp............................   238,953   20,509,336            0.6%
    Western Refining, Inc..................   378,467   16,671,471            0.5%
    Other Securities.......................            171,756,453            4.6%
                                                      ------------          ------
Total Energy...............................            208,937,260            5.7%
                                                      ------------          ------
Financials -- (23.9%)
    Allied World Assurance Co. Holdings AG.   466,524   19,192,797            0.5%
    American Financial Group, Inc..........   370,385   23,408,332            0.6%
    Assurant, Inc..........................   331,133   20,351,434            0.6%
    Axis Capital Holdings, Ltd.............   302,382   15,742,007            0.4%
    CNO Financial Group, Inc............... 1,264,042   21,488,714            0.6%
*   E*TRADE Financial Corp.................   675,869   19,458,269            0.5%
    Everest Re Group, Ltd..................   104,016   18,609,503            0.5%
#   Legg Mason, Inc........................   349,011   18,375,429            0.5%
    NASDAQ OMX Group, Inc. (The)...........   421,145   20,480,281            0.6%
#   New York Community Bancorp, Inc........   898,790   15,450,200            0.4%
    PartnerRe, Ltd.........................   163,753   20,960,384            0.6%
    Reinsurance Group of America, Inc......   235,808   21,604,729            0.6%
    RenaissanceRe Holdings, Ltd............   129,437   13,265,998            0.4%
    Zions Bancorporation...................   519,713   14,726,068            0.4%
    Other Securities.......................            733,499,786           19.8%
                                                      ------------          ------
Total Financials...........................            996,613,931           27.0%
                                                      ------------          ------
Health Care -- (6.2%)
*   Community Health Systems, Inc..........   277,802   14,912,411            0.4%
#*  Hologic, Inc...........................   388,373   13,103,705            0.4%
*   LifePoint Hospitals, Inc...............   217,249   16,267,605            0.4%
    Omnicare, Inc..........................   317,727   27,953,621            0.8%
    Other Securities.......................            187,982,747            5.0%
                                                      ------------          ------
Total Health Care..........................            260,220,089            7.0%
                                                      ------------          ------
Industrials -- (15.8%)
#   ADT Corp. (The)........................   362,042   13,612,779            0.4%
    AMERCO.................................    88,302   28,436,776            0.8%
*   Avis Budget Group, Inc.................   549,560   29,753,178            0.8%
    Curtiss-Wright Corp....................   193,210   14,115,923            0.4%
*   Esterline Technologies Corp............   124,499   13,855,494            0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
#*    JetBlue Airways Corp...............................  1,383,605 $   28,405,411            0.8%
      Owens Corning......................................    367,806     14,219,380            0.4%
      Ryder System, Inc..................................    233,530     22,269,421            0.6%
#     Trinity Industries, Inc............................    554,828     15,030,290            0.4%
      Other Securities...................................               478,224,888           12.8%
                                                                     --------------          ------
Total Industrials........................................               657,923,540           17.8%
                                                                     --------------          ------
Information Technology -- (12.0%)
*     ARRIS Group, Inc...................................    449,224     15,127,618            0.4%
*     Arrow Electronics, Inc.............................    351,633     20,996,006            0.6%
      Avnet, Inc.........................................    368,742     15,719,471            0.4%
#*    First Solar, Inc...................................    256,812     15,323,972            0.4%
*     Ingram Micro, Inc. Class A.........................    553,452     13,924,852            0.4%
      Marvell Technology Group, Ltd......................    952,508     13,344,637            0.4%
*     Qorvo, Inc.........................................    297,840     19,630,634            0.5%
      SYNNEX Corp........................................    188,595     14,427,517            0.4%
      Other Securities...................................               373,687,716           10.1%
                                                                     --------------          ------
Total Information Technology.............................               502,182,423           13.6%
                                                                     --------------          ------
Materials -- (7.3%)
      MeadWestvaco Corp..................................    386,074     18,840,411            0.5%
      Reliance Steel & Aluminum Co.......................    203,701     13,183,529            0.4%
      Rock-Tenn Co. Class A..............................    299,934     18,889,843            0.5%
      Other Securities...................................               252,566,926            6.8%
                                                                     --------------          ------
Total Materials..........................................               303,480,709            8.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 5,560,354            0.2%
                                                                     --------------          ------
Telecommunication Services -- (0.9%)
#     Frontier Communications Corp.......................  1,951,480     13,387,153            0.4%
      Other Securities...................................                24,679,703            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................                38,066,856            1.0%
                                                                     --------------          ------
Utilities -- (0.4%)
      Other Securities...................................                17,010,352            0.5%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,683,808,595           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   348,102            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
*     State Street Institutional Liquid Reserves, 0.098%. 13,109,972     13,109,972            0.4%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (11.5%)
(S)@  DFA Short Term Investment Fund..................... 41,575,814    481,032,169           13.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,597,805,637)................................              $4,178,298,838          113.2%
                                                                     ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  575,705,948           --   --    $  575,705,948
  Consumer Staples..............    118,107,133           --   --       118,107,133
  Energy........................    208,937,260           --   --       208,937,260
  Financials....................    996,613,922 $          9   --       996,613,931
  Health Care...................    260,220,089           --   --       260,220,089
  Industrials...................    657,923,540           --   --       657,923,540
  Information Technology........    502,182,423           --   --       502,182,423
  Materials.....................    303,480,709           --   --       303,480,709
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      5,560,354           --   --         5,560,354
  Telecommunication Services....     38,066,856           --   --        38,066,856
  Utilities.....................     17,010,352           --   --        17,010,352
Rights/Warrants.................             --      348,102   --           348,102
Temporary Cash Investments......     13,109,972           --   --        13,109,972
Securities Lending Collateral...             --  481,032,169   --       481,032,169
                                 -------------- ------------   --    --------------
TOTAL........................... $3,696,918,558 $481,380,280   --    $4,178,298,838
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                           Percentage
                                                    Shares     Value+    of Net Assets**
                                                    ------     ------    ---------------
COMMON STOCKS -- (83.0%)
Consumer Discretionary -- (14.3%)
#   American Eagle Outfitters, Inc................. 290,668 $  4,624,528            0.2%
    Chico's FAS, Inc............................... 267,898    4,516,760            0.2%
#*  G-III Apparel Group, Ltd.......................  41,439    4,607,188            0.2%
*   Life Time Fitness, Inc.........................  63,944    4,571,996            0.2%
    Lithia Motors, Inc. Class A....................  51,735    5,159,532            0.2%
    Men's Wearhouse, Inc. (The)....................  77,801    4,402,759            0.2%
*   Office Depot, Inc.............................. 836,472    7,712,272            0.4%
*   Skechers U.S.A., Inc. Class A..................  52,918    4,758,387            0.2%
#   Wolverine World Wide, Inc...................... 154,695    4,753,777            0.2%
    Other Securities...............................          330,799,632           15.1%
                                                            ------------           -----
Total Consumer Discretionary.......................          375,906,831           17.1%
                                                            ------------           -----
Consumer Staples -- (3.3%)
    Other Securities...............................           87,631,477            4.0%
                                                            ------------           -----
Energy -- (3.4%)
*   Carrizo Oil & Gas, Inc.........................  82,386    4,591,372            0.2%
    Western Refining, Inc.......................... 162,532    7,159,535            0.3%
    Other Securities...............................           77,709,791            3.6%
                                                            ------------           -----
Total Energy.......................................           89,460,698            4.1%
                                                            ------------           -----
Financials -- (17.3%)
#   Amtrust Financial Services, Inc................  80,469    4,785,491            0.2%
    Aspen Insurance Holdings, Ltd.................. 107,257    5,012,120            0.2%
    Associated Banc-Corp........................... 256,115    4,817,523            0.2%
#   Bank of Hawaii Corp............................  77,207    4,662,531            0.2%
    Cathay General Bancorp......................... 161,692    4,621,157            0.2%
    CNO Financial Group, Inc....................... 336,171    5,714,907            0.3%
    Endurance Specialty Holdings, Ltd..............  73,383    4,430,866            0.2%
#   First American Financial Corp.................. 128,060    4,455,207            0.2%
    Hanover Insurance Group, Inc. (The)............  63,118    4,328,001            0.2%
    PrivateBancorp, Inc............................ 130,534    4,838,895            0.2%
#   Radian Group, Inc.............................. 324,032    5,787,212            0.3%
    StanCorp Financial Group, Inc..................  65,152    4,696,156            0.2%
    TCF Financial Corp............................. 287,338    4,499,713            0.2%
#   United Bankshares, Inc......................... 115,267    4,331,734            0.2%
    Webster Financial Corp......................... 144,207    5,166,937            0.2%
*   Western Alliance Bancorp....................... 158,880    4,912,570            0.2%
    Other Securities...............................          379,476,056           17.4%
                                                            ------------           -----
Total Financials...................................          456,537,076           20.8%
                                                            ------------           -----
Health Care -- (8.3%)
*   Amsurg Corp....................................  71,995    4,515,526            0.2%
*   Charles River Laboratories International, Inc..  70,800    4,896,528            0.2%
*   Health Net, Inc................................  96,107    5,060,034            0.2%
    Hill-Rom Holdings, Inc.........................  87,296    4,359,562            0.2%
#*  PAREXEL International Corp.....................  71,310    4,533,533            0.2%
*   Prestige Brands Holdings, Inc.................. 110,081    4,320,679            0.2%
*   VCA, Inc.......................................  94,753    4,829,560            0.2%
    Other Securities...............................          185,577,833            8.6%
                                                            ------------           -----
Total Health Care..................................          218,093,255           10.0%
                                                            ------------           -----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (14.6%)
      Alaska Air Group, Inc..............................     71,514 $    4,581,187            0.2%
      AMERCO.............................................     24,871      8,009,457            0.4%
      Curtiss-Wright Corp................................     61,113      4,464,916            0.2%
#     EnerSys............................................     70,508      4,787,493            0.2%
*     Esterline Technologies Corp........................     48,126      5,355,943            0.2%
#*    JetBlue Airways Corp...............................    324,746      6,667,035            0.3%
*     Middleby Corp. (The)...............................     49,527      5,019,066            0.2%
      Other Securities...................................               346,935,430           15.9%
                                                                     --------------          ------
Total Industrials........................................               385,820,527           17.6%
                                                                     --------------          ------
Information Technology -- (14.0%)
*     iGATE Corp.........................................     91,369      4,345,510            0.2%
#     Lexmark International, Inc. Class A................    122,185      5,423,792            0.3%
*     Manhattan Associates, Inc..........................    103,202      5,424,297            0.3%
      Mentor Graphics Corp...............................    201,941      4,832,448            0.2%
      SYNNEX Corp........................................     63,951      4,892,251            0.2%
#*    Take-Two Interactive Software, Inc.................    187,638      4,447,021            0.2%
      Other Securities...................................               341,062,740           15.5%
                                                                     --------------          ------
Total Information Technology.............................               370,428,059           16.9%
                                                                     --------------          ------
Materials -- (4.4%)
*     Chemtura Corp......................................    175,823      5,297,547            0.2%
      PolyOne Corp.......................................    131,230      5,124,532            0.2%
      Sensient Technologies Corp.........................     70,854      4,631,017            0.2%
      Other Securities...................................               100,975,455            4.7%
                                                                     --------------          ------
Total Materials..........................................               116,028,551            5.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.8%)
      Other Securities...................................                20,447,972            0.9%
                                                                     --------------          ------
Utilities -- (2.6%)
      Other Securities...................................                69,223,205            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,189,577,651           99.9%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    87,069            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%.  7,307,613      7,307,613            0.3%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (16.7%)
(S)@  DFA Short Term Investment Fund..................... 38,019,145    439,881,509           20.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,673,756,601)................................              $2,636,853,842          120.3%
                                                                     ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  375,906,831           --   --    $  375,906,831
  Consumer Staples............     87,631,477           --   --        87,631,477
  Energy......................     89,460,698           --   --        89,460,698
  Financials..................    456,537,076           --   --       456,537,076
  Health Care.................    218,093,255           --   --       218,093,255
  Industrials.................    385,820,527           --   --       385,820,527
  Information Technology......    370,428,059           --   --       370,428,059
  Materials...................    116,028,551           --   --       116,028,551
  Other.......................             --           --   --                --
  Telecommunication Services..     20,447,972           --   --        20,447,972
  Utilities...................     69,223,205           --   --        69,223,205
Rights/Warrants...............             -- $     87,069   --            87,069
Temporary Cash Investments....      7,307,613           --   --         7,307,613
Securities Lending Collateral.             --  439,881,509   --       439,881,509
                               -------------- ------------   --    --------------
TOTAL......................... $2,196,885,264 $439,968,578   --    $2,636,853,842
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (89.9%)
 Consumer Discretionary -- (14.0%)
     Comcast Corp. Class A..............   641,444 $ 37,049,805            0.7%
     Ford Motor Co...................... 1,162,309   18,364,482            0.3%
     Lowe's Cos., Inc...................   218,761   15,063,882            0.3%
     Time Warner Cable, Inc.............    88,298   13,732,105            0.3%
     Time Warner, Inc...................   338,496   28,572,447            0.5%
     Walt Disney Co. (The)..............   365,590   39,746,945            0.7%
     Other Securities...................            695,481,146           12.7%
                                                   ------------           -----
 Total Consumer Discretionary...........            848,010,812           15.5%
                                                   ------------           -----
 Consumer Staples -- (5.3%)
     Coca-Cola Co. (The)................   340,507   13,810,964            0.3%
     CVS Health Corp....................   278,252   27,627,641            0.5%
     PepsiCo, Inc.......................   155,127   14,755,680            0.3%
     Procter & Gamble Co. (The).........   294,062   23,380,870            0.4%
     Wal-Mart Stores, Inc...............   278,096   21,705,393            0.4%
     Other Securities...................            221,664,908            4.0%
                                                   ------------           -----
 Total Consumer Staples.................            322,945,456            5.9%
                                                   ------------           -----
 Energy -- (8.3%)
     Anadarko Petroleum Corp............   156,692   14,744,717            0.3%
     Chevron Corp.......................   423,827   47,070,227            0.9%
     ConocoPhillips.....................   334,394   22,712,040            0.4%
     EOG Resources, Inc.................   185,013   18,307,036            0.3%
     Exxon Mobil Corp................... 1,180,695  103,157,322            1.9%
     Kinder Morgan, Inc.................   330,063   14,176,206            0.3%
     Occidental Petroleum Corp..........   185,509   14,859,271            0.3%
     Schlumberger, Ltd..................   159,494   15,089,727            0.3%
     Other Securities...................            250,505,953            4.4%
                                                   ------------           -----
 Total Energy...........................            500,622,499            9.1%
                                                   ------------           -----
 Financials -- (15.2%)
     American International Group, Inc..   269,115   15,148,483            0.3%
     Bank of America Corp............... 1,703,565   27,137,790            0.5%
 *   Berkshire Hathaway, Inc. Class B...   127,379   17,987,189            0.3%
     Citigroup, Inc.....................   539,405   28,761,075            0.5%
     Goldman Sachs Group, Inc. (The)....    78,303   15,380,275            0.3%
     JPMorgan Chase & Co................   719,166   45,494,441            0.8%
     U.S. Bancorp.......................   381,670   16,362,193            0.3%
     Wells Fargo & Co................... 1,199,886   66,113,719            1.2%
     Other Securities...................            684,394,750           12.5%
                                                   ------------           -----
 Total Financials.......................            916,779,915           16.7%
                                                   ------------           -----
 Health Care -- (10.1%)
 *   Actavis P.L.C......................    53,146   15,032,878            0.3%
     Amgen, Inc.........................    85,813   13,550,731            0.3%
     Anthem, Inc........................    83,721   12,636,011            0.2%
 #*  Express Scripts Holding Co.........   184,458   15,937,171            0.3%
     Johnson & Johnson..................   352,883   35,005,994            0.7%
     Merck & Co., Inc...................   539,740   32,146,914            0.6%
     Pfizer, Inc........................ 1,300,994   44,142,726            0.8%
     UnitedHealth Group, Inc............   220,408   24,553,451            0.5%
     Other Securities...................            416,392,170            7.4%
                                                   ------------           -----
 Total Health Care......................            609,398,046           11.1%
                                                   ------------           -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.2%)
      FedEx Corp.........................................     82,859 $   14,050,401            0.3%
      General Electric Co................................  2,057,225     55,709,653            1.0%
      Southwest Airlines Co..............................    327,864     13,298,164            0.3%
      Union Pacific Corp.................................    219,888     23,358,702            0.4%
      Other Securities...................................               692,083,912           12.6%
                                                                     --------------          ------
Total Industrials........................................               798,500,832           14.6%
                                                                     --------------          ------
Information Technology -- (15.0%)
      Apple, Inc.........................................    845,964    105,872,395            1.9%
      Cisco Systems, Inc.................................  1,036,246     29,874,972            0.6%
      Hewlett-Packard Co.................................    633,851     20,898,067            0.4%
      Intel Corp.........................................  1,568,532     51,055,717            0.9%
      International Business Machines Corp...............     72,831     12,475,222            0.2%
      Microsoft Corp.....................................  1,231,245     59,887,757            1.1%
      Oracle Corp........................................    475,083     20,723,120            0.4%
#     Visa, Inc. Class A.................................    285,324     18,845,650            0.4%
      Other Securities...................................               587,621,680           10.6%
                                                                     --------------          ------
Total Information Technology.............................               907,254,580           16.5%
                                                                     --------------          ------
Materials -- (4.6%)
      Dow Chemical Co. (The).............................    307,167     15,665,517            0.3%
      Other Securities...................................               263,442,847            4.8%
                                                                     --------------          ------
Total Materials..........................................               279,108,364            5.1%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 5,298,643            0.1%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc..........................................  1,790,892     62,036,499            1.1%
      Verizon Communications, Inc........................    806,877     40,698,876            0.8%
      Other Securities...................................                33,808,114            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................               136,543,489            2.5%
                                                                     --------------          ------
Utilities -- (1.8%)
      Other Securities...................................               109,600,010            2.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,434,062,646           99.1%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   265,763            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
*     State Street Institutional Liquid Reserves, 0.098%. 41,306,894     41,306,894            0.8%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..................... 48,912,005    565,911,903           10.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,855,617,484)................................              $6,041,547,206          110.2%
                                                                     ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  848,010,812           --   --    $  848,010,812
  Consumer Staples..............    322,945,456           --   --       322,945,456
  Energy........................    500,622,499           --   --       500,622,499
  Financials....................    916,779,915           --   --       916,779,915
  Health Care...................    609,398,046           --   --       609,398,046
  Industrials...................    798,500,832           --   --       798,500,832
  Information Technology........    907,254,580           --   --       907,254,580
  Materials.....................    279,108,364           --   --       279,108,364
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      5,298,643           --   --         5,298,643
  Telecommunication Services....    136,543,489           --   --       136,543,489
  Utilities.....................    109,600,010           --   --       109,600,010
Rights/Warrants.................             -- $    265,763   --           265,763
Temporary Cash Investments......     41,306,894           --   --        41,306,894
Securities Lending Collateral...             --  565,911,903   --       565,911,903
                                 -------------- ------------   --    --------------
TOTAL........................... $5,475,369,540 $566,177,666   --    $6,041,547,206
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
COMMON STOCKS -- (95.2%)
AUSTRALIA -- (6.1%)
#   BHP Billiton, Ltd. Sponsored ADR..............   523,438 $ 26,847,135            0.8%
    Macquarie Group, Ltd..........................   397,965   24,384,316            0.7%
    Wesfarmers, Ltd...............................   656,558   22,631,104            0.7%
    Woodside Petroleum, Ltd.......................   682,377   18,818,047            0.6%
    Other Securities..............................            116,527,000            3.5%
                                                             ------------            ----
TOTAL AUSTRALIA...................................            209,207,602            6.3%
                                                             ------------            ----

AUSTRIA -- (0.1%)
    Other Securities..............................              4,176,128            0.1%
                                                             ------------            ----

BELGIUM -- (1.5%)
    Other Securities..............................             50,871,529            1.5%
                                                             ------------            ----

CANADA -- (7.5%)
    Canadian Natural Resources, Ltd...............   510,531   16,975,156            0.5%
    Manulife Financial Corp....................... 1,149,080   20,914,875            0.6%
    Suncor Energy, Inc............................ 1,078,999   35,137,895            1.1%
    Other Securities..............................            185,014,245            5.6%
                                                             ------------            ----
TOTAL CANADA......................................            258,042,171            7.8%
                                                             ------------            ----

DENMARK -- (1.4%)
    Other Securities..............................             46,566,901            1.4%
                                                             ------------            ----

FINLAND -- (0.8%)
    Other Securities..............................             26,494,848            0.8%
                                                             ------------            ----

FRANCE -- (9.4%)
    AXA SA........................................   949,984   24,021,140            0.7%
    BNP Paribas SA................................   637,816   40,278,890            1.2%
    Cie de Saint-Gobain...........................   552,931   25,129,103            0.8%
#   GDF Suez...................................... 1,112,207   22,629,395            0.7%
    Orange SA..................................... 1,431,646   23,581,089            0.7%
#   Renault SA....................................   255,508   26,883,956            0.8%
    Societe Generale SA...........................   548,723   27,433,220            0.8%
    Total SA......................................   459,994   24,908,652            0.7%
    Vivendi SA....................................   811,528   20,343,939            0.6%
    Other Securities..............................             85,290,772            2.6%
                                                             ------------            ----
TOTAL FRANCE......................................            320,500,156            9.6%
                                                             ------------            ----

GERMANY -- (7.1%)
#   Allianz SE....................................   217,369   36,999,384            1.1%
    Bayerische Motoren Werke AG...................   246,260   29,049,960            0.9%
    Daimler AG....................................   735,745   70,739,433            2.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG.   112,068   21,875,396            0.6%
    Other Securities..............................             85,056,189            2.6%
                                                             ------------            ----
TOTAL GERMANY.....................................            243,720,362            7.3%
                                                             ------------            ----

HONG KONG -- (2.9%)
    Hutchison Whampoa, Ltd........................ 1,722,000   25,272,013            0.8%
    Other Securities..............................             75,268,508            2.2%
                                                             ------------            ----
TOTAL HONG KONG...................................            100,540,521            3.0%
                                                             ------------            ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
IRELAND -- (0.2%)
    Other Securities........................            $  6,285,691            0.2%
                                                        ------------           -----
ISRAEL -- (0.4%)
    Other Securities........................              13,044,802            0.4%
                                                        ------------           -----

ITALY -- (1.2%)
    Other Securities........................              39,690,633            1.2%
                                                        ------------           -----

JAPAN -- (21.0%)
    Honda Motor Co., Ltd....................    839,000   28,127,777            0.9%
    Mitsubishi UFJ Financial Group, Inc.....  7,211,034   51,229,709            1.5%
    Mizuho Financial Group, Inc............. 17,014,000   32,433,442            1.0%
    Nissan Motor Co., Ltd...................  1,904,600   19,771,064            0.6%
    NTT DOCOMO, Inc.........................  1,212,400   21,474,611            0.7%
    Sumitomo Mitsui Financial Group, Inc....    935,627   40,853,766            1.2%
    Other Securities........................             525,485,341           15.7%
                                                        ------------           -----
TOTAL JAPAN.................................             719,375,710           21.6%
                                                        ------------           -----

NETHERLANDS -- (2.5%)
*   ING Groep NV............................  1,482,595   22,745,290            0.7%
    Other Securities........................              63,672,020            1.9%
                                                        ------------           -----
TOTAL NETHERLANDS...........................              86,417,310            2.6%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               3,314,499            0.1%
                                                        ------------           -----

NORWAY -- (0.6%)
    Other Securities........................              21,538,827            0.7%
                                                        ------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................               1,221,951            0.0%
                                                        ------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................              39,333,956            1.2%
                                                        ------------           -----

SPAIN -- (2.5%)
    Iberdrola SA............................  4,941,257   33,073,249            1.0%
    Other Securities........................              53,587,275            1.6%
                                                        ------------           -----
TOTAL SPAIN.................................              86,660,524            2.6%
                                                        ------------           -----

SWEDEN -- (3.1%)
    Nordea Bank AB..........................  1,805,203   22,935,363            0.7%
    Telefonaktiebolaget LM Ericsson Class B.  1,804,113   19,731,180            0.6%
    Other Securities........................              65,113,327            1.9%
                                                        ------------           -----
TOTAL SWEDEN................................             107,779,870            3.2%
                                                        ------------           -----

SWITZERLAND -- (8.2%)
    ABB, Ltd................................  1,070,830   23,464,490            0.7%
    Cie Financiere Richemont SA.............    243,451   21,699,496            0.7%
    Novartis AG.............................    452,413   46,178,752            1.4%
    Swiss Re AG.............................    347,731   30,846,302            0.9%
    UBS Group AG............................  1,117,274   22,320,149            0.7%
    Zurich Insurance Group AG...............    108,603   33,520,659            1.0%
    Other Securities........................             103,484,455            3.1%
                                                        ------------           -----
TOTAL SWITZERLAND...........................             281,514,303            8.5%
                                                        ------------           -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
UNITED KINGDOM -- (17.4%)
      Anglo American P.L.C....................  1,350,033 $   22,872,947            0.7%
      Barclays P.L.C..........................  4,884,441     19,110,130            0.6%
      Barclays P.L.C. Sponsored ADR...........  1,430,304     22,512,985            0.7%
      BP P.L.C. Sponsored ADR.................  3,011,984    129,997,229            3.9%
      Glencore P.L.C..........................  4,572,676     21,722,804            0.6%
      HSBC Holdings P.L.C. Sponsored ADR......  1,230,506     61,070,013            1.8%
      Lloyds Banking Group P.L.C.............. 30,722,857     36,384,363            1.1%
      Royal Dutch Shell P.L.C. ADR(B03MM73)...    943,951     60,969,795            1.8%
      Royal Dutch Shell P.L.C. ADR(780259206).    557,751     35,378,146            1.1%
      Standard Chartered P.L.C................  1,397,394     22,878,413            0.7%
      Vodafone Group P.L.C.................... 16,818,186     59,253,934            1.8%
      Vodafone Group P.L.C. Sponsored ADR.....    534,269     18,806,256            0.6%
      Other Securities........................                83,274,818            2.4%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               594,231,833           17.8%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,260,530,127           97.9%
                                                          --------------          ------

PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG...........................    134,068     34,515,222            1.1%
      Other Securities........................                 4,880,615            0.1%
                                                          --------------          ------
TOTAL GERMANY.................................                39,395,837            1.2%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                39,395,837            1.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................                   200,633            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   200,633            0.0%
                                                          --------------          ------

                                                             Value+
                                                   -         ------             -
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund.......... 10,762,258    124,519,326            3.7%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,036,954,771).....................              $3,424,645,923          102.8%
                                                          ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $ 27,098,787 $  182,108,815   --    $  209,207,602
  Austria.....................           --      4,176,128   --         4,176,128
  Belgium.....................      848,848     50,022,681   --        50,871,529
  Canada......................  258,042,171             --   --       258,042,171
  Denmark.....................           --     46,566,901   --        46,566,901
  Finland.....................           --     26,494,848   --        26,494,848
  France......................   10,145,921    310,354,235   --       320,500,156
  Germany.....................   20,304,411    223,415,951   --       243,720,362
  Hong Kong...................           --    100,540,521   --       100,540,521
  Ireland.....................    1,261,254      5,024,437   --         6,285,691
  Israel......................    1,995,737     11,049,065   --        13,044,802
  Italy.......................    2,249,878     37,440,755   --        39,690,633
  Japan.......................   22,756,441    696,619,269   --       719,375,710
  Netherlands.................    5,353,206     81,064,104   --        86,417,310
  New Zealand.................           --      3,314,499   --         3,314,499
  Norway......................    4,985,888     16,552,939   --        21,538,827
  Portugal....................           --      1,221,951   --         1,221,951
  Singapore...................           --     39,333,956   --        39,333,956
  Spain.......................       15,093     86,645,431   --        86,660,524
  Sweden......................           --    107,779,870   --       107,779,870
  Switzerland.................    4,973,050    276,541,253   --       281,514,303
  United Kingdom..............  340,069,806    254,162,027   --       594,231,833
Preferred Stocks
  Germany.....................           --     39,395,837   --        39,395,837
Rights/Warrants
  Spain.......................           --        200,633   --           200,633
Securities Lending Collateral.           --    124,519,326   --       124,519,326
                               ------------ --------------   --    --------------
TOTAL......................... $700,100,491 $2,724,545,432   --    $3,424,645,923
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (96.9%)
AUSTRALIA -- (4.7%)
    Australia & New Zealand Banking Group, Ltd..........    185,705 $  4,969,068            0.2%
    BHP Billiton, Ltd...................................    294,523    7,521,049            0.3%
    Commonwealth Bank of Australia......................     56,425    3,949,579            0.2%
    Macquarie Group, Ltd................................     70,545    4,322,482            0.2%
    National Australia Bank, Ltd........................    168,696    4,884,655            0.2%
    Woodside Petroleum, Ltd.............................    132,600    3,656,737            0.2%
    Other Securities....................................              79,090,248            3.4%
                                                                    ------------            ----
TOTAL AUSTRALIA.........................................             108,393,818            4.7%
                                                                    ------------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................               8,255,499            0.4%
                                                                    ------------            ----

BELGIUM -- (1.1%)
    Other Securities....................................              25,497,696            1.1%
                                                                    ------------            ----

BRAZIL -- (1.3%)
    Other Securities....................................              29,572,934            1.3%
                                                                    ------------            ----

CANADA -- (6.4%)
    Royal Bank of Canada................................     55,774    3,703,320            0.2%
    Toronto-Dominion Bank (The).........................     92,478    4,269,395            0.2%
    Other Securities....................................             139,259,691            6.0%
                                                                    ------------            ----
TOTAL CANADA............................................             147,232,406            6.4%
                                                                    ------------            ----

CHILE -- (0.3%)
    Other Securities....................................               6,694,018            0.3%
                                                                    ------------            ----

CHINA -- (6.3%)
    Bank of China, Ltd. Class H.........................  6,209,800    4,254,973            0.2%
    China Construction Bank Corp. Class H...............  9,844,200    9,556,104            0.4%
    China Mobile, Ltd...................................     55,427    3,959,151            0.2%
    CNOOC, Ltd. ADR.....................................     21,163    3,624,164            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    8,759,910            0.4%
    Other Securities....................................             115,262,160            5.0%
                                                                    ------------            ----
TOTAL CHINA.............................................             145,416,462            6.4%
                                                                    ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               1,895,264            0.1%
                                                                    ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                 770,160            0.0%
                                                                    ------------            ----

DENMARK -- (1.2%)
    Other Securities....................................              27,037,721            1.2%
                                                                    ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 179,919            0.0%
                                                                    ------------            ----

FINLAND -- (1.2%)
    Other Securities....................................              27,542,510            1.2%
                                                                    ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                        Shares    Value++    of Net Assets**
                                                        ------    -------    ---------------
FRANCE -- (5.5%)
    BNP Paribas SA.....................................  66,145 $  4,177,141            0.2%
    Cie de Saint-Gobain................................ 101,183    4,598,473            0.2%
    Cie Generale des Etablissements Michelin...........  36,347    4,053,265            0.2%
    GDF Suez........................................... 232,710    4,734,808            0.2%
    Orange SA.......................................... 252,114    4,152,649            0.2%
    Total SA                                            176,467    9,555,679            0.4%
    Total SA Sponsored ADR                               85,482    4,624,576            0.2%
    Other Securities...................................           92,627,274            4.0%
                                                                ------------           -----
TOTAL FRANCE...........................................          128,523,865            5.6%
                                                                ------------           -----

GERMANY -- (4.7%)
    BASF SE............................................  42,091    4,181,657            0.2%
    Bayerische Motoren Werke AG........................  40,270    4,750,434            0.2%
    Daimler AG.........................................  98,349    9,455,929            0.4%
    Deutsche Telekom AG................................ 235,891    4,335,830            0.2%
    Fresenius SE & Co. KGaA............................  65,014    3,867,873            0.2%
    Other Securities...................................           82,881,063            3.6%
                                                                ------------           -----
TOTAL GERMANY..........................................          109,472,786            4.8%
                                                                ------------           -----

GREECE -- (0.1%)
    Other Securities...................................            2,134,996            0.1%
                                                                ------------           -----

HONG KONG -- (2.2%)
    Other Securities...................................           50,884,061            2.2%
                                                                ------------           -----

HUNGARY -- (0.0%)
    Other Securities...................................            1,094,602            0.1%
                                                                ------------           -----

INDIA -- (2.0%)
    Other Securities...................................           45,956,870            2.0%
                                                                ------------           -----

INDONESIA -- (0.6%)
    Other Securities...................................           13,365,572            0.6%
                                                                ------------           -----

IRELAND -- (0.4%)
    Other Securities...................................            9,514,633            0.4%
                                                                ------------           -----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  67,449    4,075,269            0.2%
    Other Securities...................................            8,103,214            0.3%
                                                                ------------           -----
TOTAL ISRAEL...........................................           12,178,483            0.5%
                                                                ------------           -----

ITALY -- (1.9%)
    Other Securities...................................           43,075,131            1.9%
                                                                ------------           -----

JAPAN -- (16.0%)
    Honda Motor Co., Ltd............................... 126,500    4,240,958            0.2%
    Mitsubishi UFJ Financial Group, Inc................ 615,500    4,372,727            0.2%
    Sumitomo Mitsui Financial Group, Inc............... 110,183    4,811,095            0.2%
    Toyota Motor Corp..................................  86,755    6,038,939            0.3%
    Toyota Motor Corp. Sponsored ADR...................  41,028    5,703,713            0.3%
    Other Securities...................................          346,508,168           15.1%
                                                                ------------           -----
TOTAL JAPAN............................................          371,675,600           16.3%
                                                                ------------           -----

MALAYSIA -- (0.8%)
    Other Securities...................................           19,183,658            0.8%
                                                                ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              Percentage
                                       Shares    Value++    of Net Assets**
                                       ------    -------    ---------------
    MEXICO -- (0.9%)
        Other Securities..............         $ 21,478,997            0.9%
                                               ------------            ----

    NETHERLANDS -- (1.9%)
        Akzo Nobel NV.................  48,425    3,705,176            0.2%
    *   ING Groep NV Sponsored ADR.... 240,205    3,679,941            0.2%
        Other Securities..............           37,362,171            1.6%
                                               ------------            ----
    TOTAL NETHERLANDS.................           44,747,288            2.0%
                                               ------------            ----

    NEW ZEALAND -- (0.3%)
        Other Securities..............            6,491,585            0.3%
                                               ------------            ----

    NORWAY -- (0.6%)
        Other Securities..............           14,972,232            0.7%
                                               ------------            ----

    PERU -- (0.0%)
        Other Securities..............              617,732            0.0%
                                               ------------            ----

    PHILIPPINES -- (0.4%)
        Other Securities..............            8,239,289            0.4%
                                               ------------            ----

    POLAND -- (0.4%)
        Other Securities..............            9,166,030            0.4%
                                               ------------            ----

    PORTUGAL -- (0.2%)
        Other Securities..............            5,202,743            0.2%
                                               ------------            ----

    RUSSIA -- (0.3%)
        Other Securities..............            6,826,807            0.3%
                                               ------------            ----

    SINGAPORE -- (1.0%)
        Other Securities..............           22,556,945            1.0%
                                               ------------            ----

    SOUTH AFRICA -- (1.9%)
        Other Securities..............           43,755,709            1.9%
                                               ------------            ----

    SOUTH KOREA -- (3.7%)
        Samsung Electronics Co., Ltd..   3,795    4,978,474            0.2%
        Other Securities..............           79,672,805            3.5%
                                               ------------            ----
    TOTAL SOUTH KOREA.................           84,651,279            3.7%
                                               ------------            ----

    SPAIN -- (1.9%)
        Iberdrola SA.................. 672,516    4,501,342            0.2%
        Other Securities..............           39,945,680            1.8%
                                               ------------            ----
    TOTAL SPAIN.......................           44,447,022            2.0%
                                               ------------            ----

    SWEDEN -- (2.3%)
        Other Securities..............           52,935,142            2.3%
                                               ------------            ----

    SWITZERLAND -- (4.9%)
        ABB, Ltd...................... 219,337    4,806,207            0.2%
        Nestle SA..................... 200,781   15,577,436            0.7%
        Novartis AG ADR............... 117,451   11,956,512            0.5%
        Roche Holding AG..............  19,398    5,550,836            0.3%
        Other Securities..............           76,105,016            3.3%
                                               ------------            ----
    TOTAL SWITZERLAND.................          113,996,007            5.0%
                                               ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
TAIWAN -- (3.7%)
    Other Securities........................           $   86,022,942            3.8%
                                                       --------------           -----

THAILAND -- (0.6%)
    Other Securities........................               15,035,910            0.7%
                                                       --------------           -----

TURKEY -- (0.4%)
    Other Securities........................                8,895,287            0.4%
                                                       --------------           -----

UNITED KINGDOM -- (13.8%)
    AstraZeneca P.L.C. Sponsored ADR........    53,810      3,684,909            0.2%
    Aviva P.L.C.............................   599,986      4,827,159            0.2%
    BG Group P.L.C..........................   331,326      6,001,487            0.3%
#   BHP Billiton P.L.C. ADR.................    75,383      3,640,999            0.2%
    BP P.L.C. Sponsored ADR.................   256,564     11,073,302            0.5%
    HSBC Holdings P.L.C. Sponsored ADR......   156,520      7,768,087            0.4%
    Lloyds Banking Group P.L.C.............. 4,156,489      4,922,433            0.2%
#   Rio Tinto P.L.C. Sponsored ADR..........   113,260      5,072,915            0.2%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...   149,242      9,639,541            0.4%
    Royal Dutch Shell P.L.C. ADR(780259206).    64,656      4,101,130            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....   137,812      4,850,998            0.2%
    Other Securities........................              254,969,546           11.0%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              320,552,506           14.0%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  135,877            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            2,246,275,993           98.4%
                                                       --------------           -----

PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
    Other Securities........................               11,480,741            0.5%
                                                       --------------           -----

CHILE -- (0.0%)
    Other Securities........................                   56,984            0.0%
                                                       --------------           -----

COLOMBIA -- (0.0%)
    Other Securities........................                  286,241            0.0%
                                                       --------------           -----

GERMANY -- (0.2%)
    Other Securities........................                4,599,198            0.2%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................               16,423,164            0.7%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

BELGIUM -- (0.0%)
    Other Securities........................                    9,173            0.0%
                                                       --------------           -----

BRAZIL -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

CANADA -- (0.0%)
    Other Securities........................                      624            0.0%
                                                       --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
 CHINA -- (0.0%)
        Other Securities................           $        4,478            0.0%
                                                   --------------          ------

 FRANCE -- (0.0%)
        Other Securities................                       32            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                  122,298            0.0%
                                                   --------------          ------

 INDONESIA -- (0.0%)
        Other Securities................                      523            0.0%
                                                   --------------          ------

 ITALY -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                    4,870            0.0%
                                                   --------------          ------

 SINGAPORE -- (0.0%)
        Other Securities................                      109            0.0%
                                                   --------------          ------

 SOUTH AFRICA -- (0.0%)
        Other Securities................                      337            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                    3,609            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   81,363            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                    5,212            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                  232,628            0.0%
                                                   --------------          ------

 BONDS -- (0.0%)
 INDIA -- (0.0%)
        Other Securities................                    2,032            0.0%
                                                   --------------          ------

                                                      Value+
                                                      ------

 SECURITIES LENDING COLLATERAL -- (2.4%)
 (S)@   DFA Short Term Investment Fund.. 4,773,885     55,233,847            2.4%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,887,251,911)..............             $2,318,167,664          101.5%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                           Investments in Securities (Market Value)
                        ----------------------------------------------
                          Level 1      Level 2    Level 3    Total
                        ------------ ------------ ------- ------------
         Common Stocks
           Australia... $  2,747,935 $105,645,883   --    $108,393,818
           Austria.....           --    8,255,499   --       8,255,499
           Belgium.....    2,548,889   22,948,807   --      25,497,696
           Brazil......   29,572,934           --   --      29,572,934
           Canada......  147,018,608      213,798   --     147,232,406

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                 Investments in Securities (Market Value)
                               ---------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                               ----------- ------------ ------- ------------
    Common Stocks (Continued)
      Chile................... $ 6,694,018           --   --    $  6,694,018
      China...................  13,857,495 $131,558,967   --     145,416,462
      Colombia................   1,895,264           --   --       1,895,264
      Czech Republic..........          --      770,160   --         770,160
      Denmark.................   1,171,541   25,866,180   --      27,037,721
      Egypt...................      40,011      139,908   --         179,919
      Finland.................      54,658   27,487,852   --      27,542,510
      France..................   9,596,394  118,927,471   --     128,523,865
      Germany.................   6,492,384  102,980,402   --     109,472,786
      Greece..................     351,889    1,783,107   --       2,134,996
      Hong Kong...............     358,963   50,525,098   --      50,884,061
      Hungary.................      30,750    1,063,852   --       1,094,602
      India...................   2,555,510   43,401,360   --      45,956,870
      Indonesia...............     273,379   13,092,193   --      13,365,572
      Ireland.................   1,725,168    7,789,465   --       9,514,633
      Israel..................   4,752,101    7,426,382   --      12,178,483
      Italy...................   2,318,205   40,756,926   --      43,075,131
      Japan...................  17,342,487  354,333,113   --     371,675,600
      Malaysia................          --   19,183,658   --      19,183,658
      Mexico..................  21,478,185          812   --      21,478,997
      Netherlands.............  10,290,626   34,456,662   --      44,747,288
      New Zealand.............      24,910    6,466,675   --       6,491,585
      Norway..................   1,571,893   13,400,339   --      14,972,232
      Peru....................     617,732           --   --         617,732
      Philippines.............      64,440    8,174,849   --       8,239,289
      Poland..................          --    9,166,030   --       9,166,030
      Portugal................          --    5,202,743   --       5,202,743
      Russia..................     114,787    6,712,020   --       6,826,807
      Singapore...............      11,996   22,544,949   --      22,556,945
      South Africa............   4,981,399   38,774,310   --      43,755,709
      South Korea.............   4,517,085   80,134,194   --      84,651,279
      Spain...................   5,112,146   39,334,876   --      44,447,022
      Sweden..................   1,004,640   51,930,502   --      52,935,142
      Switzerland.............  19,120,806   94,875,201   --     113,996,007
      Taiwan..................   3,310,653   82,712,289   --      86,022,942
      Thailand................  15,035,910           --   --      15,035,910
      Turkey..................     138,998    8,756,289   --       8,895,287
      United Kingdom..........  72,764,947  247,787,559   --     320,552,506
      United States...........     135,877           --   --         135,877
    Preferred Stocks
      Brazil..................  11,480,741           --   --      11,480,741
      Chile...................      56,984           --   --          56,984
      Colombia................     286,241           --   --         286,241
      Germany.................          --    4,599,198   --       4,599,198
    Rights/Warrants
      Australia...............          --           --   --              --
      Austria.................          --           --   --              --
      Belgium.................          --        9,173   --           9,173
      Brazil..................          --           --   --              --
      Canada..................          --          624   --             624
      China...................          --        4,478   --           4,478
      France..................          --           32   --              32
      Hong Kong...............          --      122,298   --         122,298
      Indonesia...............          --          523   --             523
      Italy...................          --           --   --              --
      Malaysia................          --        4,870   --           4,870
      Singapore...............          --          109   --             109

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Rights/Warrants (Continued)
  South Africa................           -- $          337   --    $          337
  South Korea.................           --          3,609   --             3,609
  Spain.......................           --         81,363   --            81,363
  Thailand....................           --          5,212   --             5,212
Bonds
  India.......................           --          2,032   --             2,032
Securities Lending Collateral.           --     55,233,847   --        55,233,847
                               ------------ --------------   --    --------------
TOTAL......................... $423,519,579 $1,894,648,085   --    $2,318,167,664
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                               Tax-Managed
                                                                  U.S.        Tax-Managed    Tax-Managed     Tax-Managed
                                                               Marketwide     U.S. Equity   U.S. Targeted   U.S. Small Cap
                                                             Value Portfolio  Portfolio*   Value Portfolio*   Portfolio*
                                                             --------------- ------------  ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  3,878,917             --              --              --
Investments at Value (including $0, $224,962, $528,447
 and $451,720 of securities on loan, respectively)..........            --   $  2,424,244    $  3,684,157    $  2,189,665
Temporary Cash Investments at Value & Cost..................            --          3,658          13,110           7,308
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --        157,048         481,032         439,882
Cash........................................................            --             --              17              12
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --          2,445           6,196           1,465
  Dividends, Interest and Tax Reclaims......................            --          2,025           1,158             725
  Securities Lending Income.................................            --             62             346             219
  Fund Shares Sold..........................................         2,192          1,347           1,347             819
Prepaid Expenses and Other Assets...........................            42             22              50              30
                                                              ------------   ------------    ------------    ------------
     Total Assets...........................................     3,881,151      2,590,851       4,187,413       2,640,125
                                                              ------------   ------------    ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................            --        157,048         481,032         439,882
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --             --          12,963           6,203
  Fund Shares Redeemed......................................           794          7,258           1,206             551
  Due to Advisor............................................           481            392           1,300             924
Accrued Expenses and Other Liabilities......................           123            153             173             110
     Total Liabilities......................................         1,398        164,851         496,674         447,670
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  3,879,753   $  2,426,000    $  3,690,739    $  2,192,455
                                                              ============   ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   148,179,386    106,759,427     110,898,634      58,234,125
                                                              ============   ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      26.18   $      22.72    $      33.28    $      37.65
                                                              ============   ============    ============    ============
Investments in Affiliated Investment Company at Cost........  $  2,080,650   $         --    $         --    $         --
                                                              ============   ============    ============    ============
Investments at Cost.........................................  $         --   $  1,154,471    $  2,103,664    $  1,226,567
                                                              ============   ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  2,166,975   $  1,488,964    $  2,053,680    $  1,162,520
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         7,662          7,015           7,240           2,803
Accumulated Net Realized Gain (Loss)........................       (93,151)      (339,752)         49,326          64,034
Net Unrealized Appreciation (Depreciation)..................     1,798,267      1,269,773       1,580,493         963,098
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  3,879,753   $  2,426,000    $  3,690,739    $  2,192,455
                                                              ============   ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000     700,000,000     500,000,000
                                                              ============   ============    ============    ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                           Tax-Managed    T.A. World ex
                                                                          T.A. U.S. Core       DFA          U.S. Core
                                                                             Equity 2     International      Equity
                                                                            Portfolio*   Value Portfolio*  Portfolio*
                                                                          -------------- ---------------- -------------
ASSETS:
Investments at Value (including $661,414, $122,158 and $68,783 of
 securities on loan, respectively)....................................... $    5,434,328   $  3,300,127   $  2,262,934
Temporary Cash Investments at Value & Cost...............................         41,307             --             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.        565,912        124,519         55,234
Foreign Currencies at Value..............................................             --         10,889          3,954
Cash.....................................................................             55          2,921         10,933
Receivables:
  Investment Securities Sold.............................................             --          8,030            169
  Dividends, Interest and Tax Reclaims...................................          3,906         13,386          7,687
  Securities Lending Income..............................................            239            257            134
  Fund Shares Sold.......................................................          3,926          1,279          3,046
Unrealized Gain on Foreign Currency Contracts............................             --              5              1
Prepaid Expenses and Other Assets........................................             98             56             50
                                                                          --------------   ------------   ------------
     Total Assets........................................................      6,049,771      3,461,469      2,344,142
                                                                          --------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................        565,912        124,519         55,234
  Investment Securities Purchased........................................             --          4,906          2,380
  Fund Shares Redeemed...................................................          2,528            337          1,172
  Due to Advisor.........................................................            996          1,341            733
Unrealized Loss on Foreign Currency Contracts............................             --              9             11
Accrued Expenses and Other Liabilities...................................            206            175            184
     Total Liabilities...................................................        569,642        131,287         59,714
                                                                          --------------   ------------   ------------
NET ASSETS............................................................... $    5,480,129   $  3,330,182   $  2,284,428
                                                                          ==============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................    376,451,861    209,943,833    218,260,894
                                                                          ==============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE................................................................... $        14.56   $      15.86   $      10.47
                                                                          ==============   ============   ============
Investments at Cost...................................................... $    3,248,398   $  2,912,435   $  1,832,018
                                                                          ==============   ============   ============
Foreign Currencies at Cost............................................... $           --   $     10,531   $      3,876
                                                                          ==============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $    3,227,284   $  2,952,647   $  1,852,782
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................         11,181         29,689         15,553
Accumulated Net Realized Gain (Loss).....................................         55,734        (40,255)       (14,929)
Net Unrealized Foreign Exchange Gain (Loss)..............................             --             51             28
Net Unrealized Appreciation (Depreciation)...............................      2,185,930        388,050        430,994
                                                                          --------------   ------------   ------------
NET ASSETS............................................................... $    5,480,129   $  3,330,182   $  2,284,428
                                                                          ==============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED..........................................  1,000,000,000    700,000,000    500,000,000
                                                                          ==============   ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                               Tax-Managed
                                                                  U.S.                  Tax-Managed
                                                               Marketwide  Tax-Managed U.S. Targeted  Tax-Managed
                                                                  Value    U.S. Equity     Value      U.S. Small
                                                               Portfolio*   Portfolio    Portfolio   Cap Portfolio
                                                               ----------- ----------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends.................................................  $ 36,620          --           --            --
    Interest..................................................         4          --           --            --
    Income from Securities Lending............................       466          --           --            --
    Expenses Allocated from Affiliated Investment Company.....    (3,932)         --           --            --
                                                                --------    --------     --------       -------
     Total Net Investment Income Received from Affiliated
      Investment Company......................................    33,158          --           --            --
                                                                --------    --------     --------       -------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $2, $2 and $2,
   respectively)..............................................        --    $ 24,558     $ 28,566       $15,709
  Interest....................................................        --           4            7             4
  Income from Securities Lending..............................        --         319        1,464         1,341
                                                                --------    --------     --------       -------
     Total Investment Income..................................        --      24,881       30,037        17,054
                                                                --------    --------     --------       -------
Fund Expenses
  Investment Advisory Services Fees...........................        --       2,365        7,522         5,331
  Administrative Services Fees................................     2,814          --           --            --
  Accounting & Transfer Agent Fees............................        13          68          105            64
  Custodian Fees..............................................        --          16           23            21
  Filing Fees.................................................        35          21           37            25
  Shareholders' Reports.......................................        27          14           26            17
  Directors'/Trustees' Fees & Expenses........................        14           9           13             8
  Professional Fees...........................................         8          22           33            20
  Other.......................................................        45          34           50            31
                                                                --------    --------     --------       -------
     Total Expenses...........................................     2,956       2,549        7,809         5,517
                                                                --------    --------     --------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................        --          53           --            --
                                                                --------    --------     --------       -------
  Net Expenses................................................     2,956       2,602        7,809         5,517
                                                                --------    --------     --------       -------
  Net Investment Income (Loss)................................    30,202      22,279       22,228        11,537
                                                                --------    --------     --------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     6,958      26,511       51,851        64,663
    Futures...................................................        --          --       (2,054)         (328)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.....................................   119,307      60,705       73,183        12,933
                                                                --------    --------     --------       -------
  Net Realized and Unrealized Gain (Loss).....................   126,265      87,216      122,980        77,268
                                                                --------    --------     --------       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................  $156,467    $109,495     $145,208       $88,805
                                                                ========    ========     ========       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                            Tax-Managed
                                                                                                DFA      T.A. World ex
                                                                            T.A. U.S. Core International   U.S. Core
                                                                               Equity 2        Value        Equity
                                                                              Portfolio      Portfolio     Portfolio
                                                                            -------------- ------------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $8, $4,220 and $2,313, respectively).    $ 50,047      $ 51,092      $ 25,505
  Interest.................................................................           9            --            --
  Income from Securities Lending...........................................       1,439           660           658
                                                                               --------      --------      --------
     Total Investment Income...............................................      51,495        51,752        26,163
                                                                               --------      --------      --------
Fund Expenses
  Investment Advisory Services Fees........................................       5,766         7,567         4,079
  Accounting & Transfer Agent Fees.........................................         151            94            67
  Custodian Fees...........................................................          41           141           248
  Filing Fees..............................................................          61            41            35
  Shareholders' Reports....................................................          29            28            16
  Directors'/Trustees' Fees & Expenses.....................................          19            11             8
  Professional Fees........................................................          47            29            33
  Other....................................................................          75            55            48
                                                                               --------      --------      --------
     Total Expenses........................................................       6,189         7,966         4,534
                                                                               --------      --------      --------
  Fees Paid Indirectly (Note C)............................................          --            (4)           (3)
                                                                               --------      --------      --------
  Net Expenses.............................................................       6,189         7,962         4,531
                                                                               --------      --------      --------
  Net Investment Income (Loss).............................................      45,306        43,790        21,632
                                                                               --------      --------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................      58,412       (34,222)       (6,278)
    Foreign Currency Transactions..........................................          --        (1,762)         (512)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................     137,201       165,126       114,694
    Translation of Foreign Currency Denominated Amounts....................          --           334           150
                                                                               --------      --------      --------
  Net Realized and Unrealized Gain (Loss)..................................     195,613       129,476       108,054
                                                                               --------      --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations............    $240,919      $173,266      $129,686
                                                                               ========      ========      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          Tax-Managed U.S.        Tax-Managed U.S. Equity Tax-Managed U.S. Targeted
                                       Marketwide Value Portfolio        Portfolio            Value Portfolio
                                       -------------------------  ----------------------  ------------------------
                                       Six Months       Year      Six Months     Year     Six Months      Year
                                          Ended        Ended         Ended      Ended        Ended       Ended
                                        April 30,     Oct. 31,     April 30,   Oct. 31,    April 30,    Oct. 31,
                                          2015          2014         2015        2014        2015         2014
                                       -----------   ----------   ----------- ----------  -----------  ----------
                                       (Unaudited)                (Unaudited)             (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)........ $   30,202    $   49,619   $   22,279  $   35,813  $   22,228   $   27,195
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................      6,958        13,291       26,511      27,514      51,851      131,281
   Futures............................         --            --           --          --      (2,054)        (690)
  Change in Unrealized
   Appreciation (Depreciation)
   of:
   Investment Securities/Affiliated
    Investment Company................    119,307       407,407       60,705     253,351      73,183      194,442
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations..................    156,467       470,317      109,495     316,678     145,208      352,228
                                       ----------    ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income...............    (29,578)      (49,288)     (19,955)    (35,329)    (17,751)     (28,250)
  Net Short-Term Gains................         --            --           --          --         (76)          --
  Net Long-Term Gains.................         --            --           --          --    (125,781)     (83,909)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Total Distributions...............    (29,578)      (49,288)     (19,955)    (35,329)   (143,608)    (112,159)
                                       ----------    ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.......................    272,453       485,118      131,323     243,147     225,113      421,700
  Shares Issued in Lieu of Cash
   Distributions......................     28,989        48,347       18,810      33,504     141,779      110,967
  Shares Redeemed.....................   (212,752)     (400,756)    (125,124)   (238,010)   (250,060)    (401,482)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................     88,690       132,709       25,009      38,641     116,832      131,185
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease)
     in Net Assets....................    215,579       553,738      114,549     319,990     118,432      371,254
Net Assets
  Beginning of Period.................  3,664,174     3,110,436    2,311,451   1,991,461   3,572,307    3,201,053
  End of Period....................... $3,879,753    $3,664,174   $2,426,000  $2,311,451  $3,690,739   $3,572,307
                                       ==========    ==========   ==========  ==========  ==========   ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................     10,639        20,163        5,869      11,836       6,933       13,051
  Shares Issued in Lieu of Cash
   Distributions......................      1,160         1,996          866       1,626       4,629        3,550
  Shares Redeemed.....................     (8,288)      (16,683)      (5,591)    (11,547)     (7,807)     (12,503)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      3,511         5,476        1,144       1,915       3,755        4,098
                                       ==========    ==========   ==========  ==========  ==========   ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    7,662    $    7,038   $    7,015  $    4,691  $    7,240   $    2,763

                                       Tax-Managed U.S. Small
                                            Cap Portfolio
                                       ----------------------
                                       Six Months     Year
                                          Ended      Ended
                                        April 30,   Oct. 31,
                                          2015        2014
                                       ----------- ----------
                                       (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)........ $   11,537  $   14,001
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     64,663      42,026
   Futures............................       (328)         --
  Change in Unrealized
   Appreciation (Depreciation)
   of:
   Investment Securities/Affiliated
    Investment Company................     12,933     105,851
                                       ----------  ----------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations..................     88,805     161,878
                                       ----------  ----------
Distributions From:
  Net Investment Income...............     (9,972)    (14,279)
  Net Short-Term Gains................         --          --
  Net Long-Term Gains.................    (38,979)         --
                                       ----------  ----------
    Total Distributions...............    (48,951)    (14,279)
                                       ----------  ----------
Capital Share Transactions (1):
  Shares Issued.......................    149,012     293,195
  Shares Issued in Lieu of Cash
   Distributions......................     47,904      14,005
  Shares Redeemed.....................   (136,873)   (235,176)
                                       ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................     60,043      72,024
                                       ----------  ----------
    Total Increase (Decrease)
     in Net Assets....................     99,897     219,623
Net Assets
  Beginning of Period.................  2,092,558   1,872,935
  End of Period....................... $2,192,455  $2,092,558
                                       ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................      4,015       8,159
  Shares Issued in Lieu of Cash
   Distributions......................      1,358         389
  Shares Redeemed.....................     (3,705)     (6,577)
                                       ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      1,668       1,971
                                       ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    2,803  $    1,238

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           T.A. U.S. Core Equity 2     Tax-Managed DFA           T.A. World ex U.S. Core
                                                  Portfolio        International Value Portfolio    Equity Portfolio
                                           ----------------------  ----------------------------  ----------------------
                                           Six Months     Year     Six Months        Year        Six Months     Year
                                              Ended      Ended        Ended         Ended           Ended      Ended
                                            April 30,   Oct. 31,    April 30,      Oct. 31,       April 30,   Oct. 31,
                                              2015        2014        2015           2014           2015        2014
                                           ----------- ----------  -----------     ----------    ----------- ----------
                                           (Unaudited)             (Unaudited)                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   45,306  $   69,567  $   43,790     $  123,404     $   21,632  $   52,096
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     58,412      67,738     (34,222)        11,012         (6,278)     (3,177)
    Foreign Currency Transactions.........         --          --      (1,762)          (985)          (512)       (438)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    137,201     447,786     165,126       (180,297)       114,694     (61,190)
    Translation of Foreign Currency
     Denominated Amounts..................         --          --         334           (361)           150        (161)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    240,919     585,091     173,266        (47,227)       129,686     (12,870)
                                           ----------  ----------  ----------      ----------    ----------  ----------
Distributions From:
  Net Investment Income...................    (42,102)    (66,232)    (19,846)      (120,029)       (13,181)    (50,359)
  Net Long-Term Gains.....................    (65,625)    (39,638)     (2,413)            --             --      (4,097)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Total Distributions..................   (107,727)   (105,870)    (22,259)      (120,029)       (13,181)    (54,456)
                                           ----------  ----------  ----------      ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    536,715     947,444     444,381        644,899        436,578     573,754
  Shares Issued in Lieu of Cash
   Distributions..........................    107,345     105,601      21,940        118,507         13,151      54,321
  Shares Redeemed.........................   (353,334)   (579,808)   (264,403)      (377,277)      (277,306)   (291,144)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    290,726     473,237     201,918        386,129        172,423     336,931
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    423,918     952,458     352,925        218,873        288,928     269,605
Net Assets
  Beginning of Period.....................  5,056,211   4,103,753   2,977,257      2,758,384      1,995,500   1,725,895
  End of Period........................... $5,480,129  $5,056,211  $3,330,182     $2,977,257     $2,284,428  $1,995,500
                                           ==========  ==========  ==========      ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     37,457      69,846      30,091         40,390         44,669      55,671
  Shares Issued in Lieu of Cash
   Distributions..........................      7,842       7,944       1,527          7,273          1,414       5,218
  Shares Redeemed.........................    (24,778)    (43,069)    (17,933)       (23,934)       (28,599)    (28,483)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     20,521      34,721      13,685         23,729         17,484      32,406
                                           ==========  ==========  ==========      ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $   11,181  $    7,977  $   29,689     $    5,745     $   15,553  $    7,102

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        Tax-Managed U.S. Marketwide Value Portfolio
                                ----------------------------------------------------------------------------------------
                                   Six Months          Year           Year           Year           Year           Year
                                      Ended           Ended          Ended          Ended          Ended          Ended
                                    April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                      2015             2014           2013           2012           2011           2010
-----------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    25.33        $    22.35     $    16.76     $    14.42     $    13.78     $    11.61
                                ----------        ----------     ----------     ----------     ----------     ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.21              0.35           0.32           0.28           0.22           0.16
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.84              2.98           5.60           2.33           0.63           2.17
                                ----------        ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations.................       1.05              3.33           5.92           2.61           0.85           2.33
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.20)            (0.35)         (0.33)         (0.27)         (0.21)         (0.16)
                                ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions.........      (0.20)            (0.35)         (0.33)         (0.27)         (0.21)         (0.16)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    26.18        $    25.33     $    22.35     $    16.76     $    14.42     $    13.78
=============================== ===========       ==========     ==========     ==========     ==========     ==========
Total Return...................       4.19%(C)         14.98%         35.71%         18.34%          6.15%         20.17%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $3,879,753        $3,664,174     $3,110,436     $2,345,296     $2,063,119     $1,896,941
Ratio of Expenses to Average
 Net Assets....................       0.37%(B)(D)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.37%(B)(D)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       1.61%(D)          1.45%          1.66%          1.83%          1.45%          1.24%
Portfolio Turnover Rate........        N/A               N/A            N/A            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------

                                                       Tax-Managed U.S. Equity Portfolio
                                ----------------------------------------------------------------------------
                                 Six Months       Year        Year        Year          Year           Year
                                    Ended        Ended       Ended       Ended         Ended          Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Oct. 31,
                                    2015          2014        2013        2012          2011           2010
----------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    21.89     $    19.20  $    15.16  $    13.48  $    12.70     $    10.94
                                ----------     ----------  ----------  ----------  ----------     ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.21           0.34        0.32        0.27        0.23           0.20
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.81           2.69        4.05        1.67        0.77           1.76
                                ----------     ----------  ----------  ----------  ----------     ----------
   Total from Investment
    Operations.................       1.02           3.03        4.37        1.94        1.00           1.96
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.19)         (0.34)      (0.33)      (0.26)      (0.22)         (0.20)
                                ----------     ----------  ----------  ----------  ----------     ----------
   Total Distributions.........      (0.19)         (0.34)      (0.33)      (0.26)      (0.22)         (0.20)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    22.72     $    21.89  $    19.20  $    15.16  $    13.48     $    12.70
=============================== ===========    ==========  ==========  ==========  ==========     ==========
Total Return...................       4.69%(C)      15.89%      29.15%      14.57%       7.92%         18.10%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,426,000     $2,311,451  $1,991,461  $1,522,411  $1,364,068     $1,286,236
Ratio of Expenses to Average
 Net Assets....................       0.22%(D)       0.22%       0.22%       0.22%       0.22% **       0.22%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.22%(D)       0.22%       0.22%       0.22%       0.23% **       0.23%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       1.88%(D)       1.66%       1.89%       1.87%       1.65%          1.70%
Portfolio Turnover Rate........          1%(C)          2%          3%          7%         11% *         N/A
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and, for the period
  November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                            Tax-Managed U.S. Targeted Value Portfolio
                            -------------------------------------------------------------------------  --------------
                             Six Months       Year        Year        Year        Year        Year      Six Months
                                Ended        Ended       Ended       Ended       Ended       Ended         Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                2015          2014        2013        2012        2011        2010         2015
----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning
 of Period................. $    33.34     $    31.06  $    22.89  $    20.02  $    19.09  $    14.96  $    36.99
                            ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.20           0.26        0.33        0.21        0.14        0.11        0.20
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........       1.08           3.11        8.69        2.85        0.93        4.13        1.32
                            ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.............       1.28           3.37        9.02        3.06        1.07        4.24        1.52
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....      (0.16)         (0.27)      (0.34)      (0.19)      (0.14)      (0.11)      (0.17)
  Net Realized Gains.......      (1.18)         (0.82)      (0.51)         --          --          --       (0.69)
                            ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions.....      (1.34)         (1.09)      (0.85)      (0.19)      (0.14)      (0.11)      (0.86)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    33.28     $    33.34  $    31.06  $    22.89  $    20.02  $    19.09  $    37.65
=========================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return...............       4.19%(C)      11.10%      40.60%      15.39%       5.58%      28.43%       4.28%(C)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $3,690,739     $3,572,307  $3,201,053  $2,378,567  $2,191,055  $2,145,546  $2,192,455
Ratio of Expenses to
 Average Net Assets........       0.44%(D)       0.43%       0.44%       0.44%       0.44%       0.45%       0.52%(D)
Ratio of Net Investment
 Income to Average Net
 Assets....................       1.24%(D)       0.80%       1.24%       0.98%       0.66%       0.63%       1.08%(D)
Portfolio Turnover Rate....          6%(C)          7%          6%         12%         21%         26%          5%(C)
----------------------------------------------------------------------------------------------------------------------

                                 Tax-Managed U.S. Small Cap Portfolio
                            -----------------------------------------------------------
                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011        2010
---------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................. $    34.31  $    24.93  $    22.07  $    20.47  $    16.26
                            ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.25        0.35        0.21        0.15        0.11
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........       2.69        9.40        2.85        1.59        4.20
                            ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.............       2.94        9.75        3.06        1.74        4.31
---------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....      (0.26)      (0.37)      (0.20)      (0.14)      (0.10)
  Net Realized Gains.......         --          --          --          --          --
                            ----------  ----------  ----------  ----------  ----------
   Total Distributions.....      (0.26)      (0.37)      (0.20)      (0.14)      (0.10)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    36.99  $    34.31  $    24.93  $    22.07  $    20.47
=========================== ==========  ==========  ==========  ==========  ==========
Total Return...............       8.58%      39.55%      13.95%       8.50%      26.61%
---------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $2,092,558  $1,872,935  $1,331,266  $1,212,285  $1,141,494
Ratio of Expenses to
 Average Net Assets........       0.52%       0.52%       0.53%       0.53%       0.53%
Ratio of Net Investment
 Income to Average Net
 Assets....................       0.70%       1.20%       0.90%       0.64%       0.58%
Portfolio Turnover Rate....          7%          7%         17%         22%         27%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    T.A. U.S. Core Equity 2 Portfolio
                                -------------------------------------------------------------------------  --------------
                                 Six Months       Year        Year        Year        Year        Year      Six Months
                                    Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                    2015          2014        2013        2012        2011        2010         2015
--------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    14.21     $    12.78  $     9.75  $     8.63  $     8.18  $     6.83  $    15.17
                                ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.12           0.20        0.19        0.16        0.12        0.11        0.22
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.53           1.55        3.04        1.11        0.45        1.35        0.58
                                ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       0.65           1.75        3.23        1.27        0.57        1.46        0.80
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.12)         (0.20)      (0.19)      (0.15)      (0.12)      (0.11)      (0.10)
  Net Realized Gains...........      (0.18)         (0.12)      (0.01)         --          --          --       (0.01)
                                ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.30)         (0.32)      (0.20)      (0.15)      (0.12)      (0.11)      (0.11)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    14.56     $    14.21  $    12.78  $     9.75  $     8.63  $     8.18  $    15.86
=============================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return...................       4.71%(C)      13.88%      33.58%      14.82%       6.97%      21.49%       5.36%(C)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $5,480,129     $5,056,211  $4,103,753  $2,853,234  $2,432,872  $2,014,584  $3,330,182
Ratio of Expenses to Average
 Net Assets....................       0.24%(D)       0.24%       0.24%       0.24%       0.24%       0.25%       0.53%(D)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.24%(D)       0.24%       0.24%       0.24%       0.24%       0.25%       0.53%(D)
Ratio of Net Investment Income
 to Average Net Assets.........       1.73%(D)       1.51%       1.72%       1.71%       1.39%       1.45%       2.89%(D)
Portfolio Turnover Rate........          3%(C)          7%          2%          6%          6%          5%         11%(C)
--------------------------------------------------------------------------------------------------------------------------

                                 Tax-Managed DFA International Value Portfolio
                                -------------------------------------------------------------
                                    Year        Year        Year         Year        Year
                                   Ended       Ended       Ended        Ended       Ended
                                  Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                    2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $    15.99   $    12.91  $    12.99  $    14.53   $    13.49
                                ----------   ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.66         0.39        0.42        0.46         0.31
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.83)        3.09       (0.10)      (1.55)        1.03
                                ----------   ----------  ----------  ----------   ----------
   Total from Investment
    Operations.................      (0.17)        3.48        0.32       (1.09)        1.34
---------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.65)       (0.40)      (0.40)      (0.45)       (0.30)
  Net Realized Gains...........         --           --          --          --           --
                                ----------   ----------  ----------  ----------   ----------
   Total Distributions.........      (0.65)       (0.40)      (0.40)      (0.45)       (0.30)
---------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    15.17   $    15.99  $    12.91  $    12.99   $    14.53
=============================== ==========   ==========  ==========  ==========   ==========
Total Return...................      (1.29)%      27.39%       2.77%      (7.81)%      10.34%
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,977,257   $2,758,384  $1,971,388  $1,843,496   $1,834,003
Ratio of Expenses to Average
 Net Assets....................       0.53%        0.53%       0.55%       0.55%        0.55%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.53%        0.53%       0.55%       0.55%        0.55%
Ratio of Net Investment Income
 to Average Net Assets.........       4.13%        2.70%       3.32%       3.16%        2.29%
Portfolio Turnover Rate........         13%          12%         18%         16%          28%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                 T.A. World ex U.S. Core Equity Portfolio
                                -------------------------------------------------------------------------
                                 Six Months        Year        Year        Year         Year       Year
                                    Ended         Ended       Ended       Ended        Ended      Ended
                                  April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                    2015           2014        2013        2012         2011       2010
----------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     9.94     $    10.25   $     8.56  $     8.39  $     9.31   $   8.13
                                ----------     ----------   ----------  ----------  ----------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.10           0.28         0.23        0.23        0.25       0.17
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.50          (0.30)        1.70        0.16       (0.93)      1.17
                                ----------     ----------   ----------  ----------  ----------   --------
   Total from Investment
    Operations.................       0.60          (0.02)        1.93        0.39       (0.68)      1.34
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.07)         (0.27)       (0.24)      (0.22)      (0.24)     (0.16)
 Net Realized Gains............         --          (0.02)          --          --          --         --
                                ----------     ----------   ----------  ----------  ----------   --------
   Total Distributions.........      (0.07)         (0.29)       (0.24)      (0.22)      (0.24)     (0.16)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    10.47     $     9.94   $    10.25  $     8.56  $     8.39   $   9.31
==============================  ===========    ==========   ==========  ==========  ==========   ========
Total Return...................       6.07%(C)      (0.25)%      22.88%       4.90%      (7.55)%    16.78%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,284,428     $1,995,500   $1,725,895  $1,240,607  $1,042,981   $966,999
Ratio of Expenses to Average
 Net Assets....................       0.44%(D)       0.45%        0.46%       0.49%       0.48%      0.48%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.44%(D)       0.45%        0.46%       0.49%       0.48%      0.48%
Ratio of Net Investment
 Income to Average Net Assets..       2.12%(D)       2.71%        2.45%       2.77%       2.63%      2.00%
Portfolio Turnover Rate........          2%(C)          8%           2%          3%          5%         2%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining seventy-one portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2015, the Feeder Fund owned 72% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the

International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2015, T.A. World Ex US Core Equity Portfolio had significant transfers of securities with a total value of $34,614 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. The Advisor also provides administrative services to the Tax-Managed U.S. Equity Portfolio pursuant to an investment management agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above. For the six months ended April 30, 2015, the Portfolios' administrative services fees or investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                                   Advisory
                                               Administrative Services/Management
                                               Services Fees         Fees
-                                              -------------- -------------------
Tax-Managed U.S. Marketwide Value Portfolio...      0.15%              --
Tax-Managed U.S. Equity Portfolio.............        --             0.20%
Tax-Managed U.S. Targeted Value Portfolio.....        --             0.42%
Tax-Managed U.S. Small Cap Portfolio..........        --             0.50%
T.A. U.S. Core Equity 2 Portfolio.............        --             0.22%
Tax-Managed DFA International Value Portfolio.        --             0.50%
T.A. World ex U.S. Core Equity Portfolio......        --             0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                             Previously
                                                             Recovery       Waived Fees/
                                               Expense    of Previously   Expenses Assumed
                                              Limitation   Waived Fees/   Subject to Future
                                                Amount   Expenses Assumed     Recovery
-                                             ---------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1)........    0.22%         $78               $56
T.A. U.S. Core Equity 2 Portfolio (2)........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (3).    0.60%          --                --

   (1) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $4
           T.A. World ex U.S. Core Equity Portfolio......      3

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid to the CCO by the Fund were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $ 93
              Tax-Managed U.S. Equity Portfolio.............  102
              Tax-Managed U.S. Targeted Value Portfolio.....   96
              Tax-Managed U.S. Small Cap Portfolio..........   56
              T.A. U.S. Core Equity 2 Portfolio.............   97
              Tax-Managed DFA International Value Portfolio.   84
              T.A. World ex U.S. Core Equity Portfolio......   41

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
       -                                              --------- --------
       Tax-Managed U.S. Equity Portfolio............. $ 60,932  $ 14,341
       Tax-Managed U.S. Targeted Value Portfolio.....  245,562   225,736
       Tax-Managed U.S. Small Cap Portfolio..........  159,978    96,451
       T.A. U.S. Core Equity 2 Portfolio.............  365,167   134,947
       Tax-Managed DFA International Value Portfolio.  543,949   333,312
       T.A. World ex U.S. Core Equity Portfolio......  219,812    45,973

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...         --              --             --
Tax-Managed U.S. Equity Portfolio.............         --              --             --
Tax-Managed U.S. Targeted Value Portfolio.....     $5,510         $  (951)       $(4,559)
Tax-Managed U.S. Small Cap Portfolio..........      2,293            (819)        (1,474)
T.A. U.S. Core Equity 2 Portfolio.............      3,792          (1,906)        (1,886)
Tax-Managed DFA International Value Portfolio.      2,291          (3,204)           913
T.A. World ex U.S. Core Equity Portfolio......        846           1,226         (2,072)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio
2013........................................    $45,918          --       $45,918
2014........................................     49,288          --        49,288

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains  Total
                                               -------------- ------------- --------
Tax-Managed U.S. Equity Portfolio
2013..........................................    $ 33,403            --    $ 33,403
2014..........................................      35,329            --      35,329
Tax-Managed U.S. Targeted Value Portfolio
2013..........................................      34,487       $51,974      86,461
2014..........................................      28,250        83,909     112,159
Tax-Managed U.S. Small Cap Portfolio
2013..........................................      19,758            --      19,758
2014..........................................      14,279            --      14,279
T.A. U.S. Core Equity 2 Portfolio
2013..........................................      58,615         3,496      62,111
2014..........................................      66,232        39,638     105,870
Tax-Managed DFA International Value Portfolio
2013..........................................      64,636            --      64,636
2014..........................................     120,029            --     120,029
T.A. World ex U.S. Core Equity Portfolio
2013..........................................      37,052           436      37,488
2014..........................................      50,468         3,988      54,456

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- ------
Tax-Managed U.S. Targeted Value Portfolio.....     $  953        $4,557     $5,510
Tax-Managed U.S. Small Cap Portfolio..........        499         1,464      1,963
T.A. U.S. Core Equity 2 Portfolio.............      1,921         1,871      3,792
Tax-Managed DFA International Value Portfolio.        895            18        913
T.A. World ex U.S. Core Equity Portfolio......        846            --        846

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                              Total Net
                                     Net Investment                                           Distributable
                                       Income and   Undistributed                Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                     -------------- ------------- ------------ -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.........................     $7,175             --     $ (99,663)    $1,678,512    $1,586,024
Tax-Managed U.S. Equity Portfolio...      4,787             --      (365,482)     1,208,288       847,593
Tax-Managed U.S. Targeted Value
  Portfolio.........................      2,928       $125,781            --      1,506,840     1,635,549
Tax-Managed U.S. Small Cap
  Portfolio.........................      1,290         38,979            --        949,863       990,132
T.A. U.S. Core Equity 2 Portfolio...      8,064         65,622            --      2,046,055     2,119,741
Tax-Managed DFA International Value
  Portfolio.........................      7,474          2,411            --        216,722       226,607
T.A. World ex U.S. Core Equity
  Portfolio.........................      9,110             --        (5,535)       311,604       315,179

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                     Expires on October 31,
                                               -----------------------------------
                                                2016     2017   Unlimited  Total
                                               ------- -------- --------- --------
Tax-Managed U.S. Marketwide Value Portfolio...      -- $ 99,663      --   $ 99,663
Tax-Managed U.S. Equity Portfolio............. $78,916  286,566      --    365,482
Tax-Managed U.S. Targeted Value Portfolio.....      --       --      --         --
Tax-Managed U.S. Small Cap Portfolio..........      --       --      --         --
T.A. U.S. Core Equity 2 Portfolio.............      --       --      --         --
Tax-Managed DFA International Value Portfolio.      --       --      --         --
T.A. World ex U.S. Core Equity Portfolio......      --       --  $5,535      5,535

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Tax-Managed U.S. Marketwide Value Portfolio... $13,254
             Tax-Managed U.S. Equity Portfolio.............  27,306
             Tax-Managed U.S. Small Cap Portfolio..........   1,518
             Tax-Managed DFA International Value Portfolio.   8,800

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,081,099  $1,797,818          --     $1,797,818
Tax-Managed U.S. Equity Portfolio.............  1,315,957   1,288,587   $ (19,594)     1,268,993
Tax-Managed U.S. Targeted Value Portfolio.....  2,598,276   1,662,066     (82,043)     1,580,023
Tax-Managed U.S. Small Cap Portfolio..........  1,674,059   1,005,613     (42,818)       962,795
T.A. U.S. Core Equity 2 Portfolio.............  3,858,292   2,238,658     (55,403)     2,183,255
Tax-Managed DFA International Value Portfolio.  3,042,874     547,814    (166,042)       381,772
T.A. World ex U.S. Core Equity Portfolio......  1,891,826     593,019    (166,677)       426,342

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may enter into futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the six months ended April 30, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                     Realized Gain (Loss) on
                                                     Derivatives Recognized in Income
                                                     -------------------------------
                                                                      Equity
                                                      Total          Contracts
                                                        -------      ---------
         Tax-Managed U.S. Targeted Value Portfolio*. $(2,054)         $(2,054)
         Tax-Managed U.S. Small Cap Portfolio*......    (328)            (328)

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                       Weighted      Weighted    Number of   Interest Maximum Amount
                                        Average      Average        Days     Expense  Borrowed During
                                     Interest Rate Loan Balance Outstanding* Incurred   the Period
                                     ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio...     0.87%       $    71          1         --        $    71
Tax-Managed U.S. Targeted Value
  Portfolio.........................     0.87%         2,646          1         --          2,646
T.A. U.S. Core Equity 2 Portfolio...     0.87%        13,146         11        $ 3         19,332
Tax-Managed DFA International Value
  Portfolio.........................     0.87%         2,767          7         --         10,390
T.A. World ex U.S. Core Equity
  Portfolio.........................     0.86%         7,865         24          4         19,817

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of (amounts in thousands):

                                                          Market
                                                          Value
                                                          -------
               Tax-Managed U.S. Equity Portfolio......... $75,155
               Tax-Managed U.S. Targeted Value Portfolio.  67,080
               Tax-Managed U.S. Small Cap Portfolio......  30,558

                                                            Market
                                                            Value
                                                           --------
            T.A. U.S. Core Equity 2 Portfolio............. $118,625
            Tax-Managed DFA International Value Portfolio.    3,112
            T.A. World ex U.S. Core Equity Portfolio......   20,915

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    Tax-Managed U.S. Marketwide Value Portfolio.      3             90%
    Tax-Managed U.S. Equity Portfolio...........      3             86%
    Tax-Managed U.S. Targeted Value Portfolio...      3             95%

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             91%
   Tax-Managed DFA International Value Portfolio.      3             93%
   T.A. World ex U.S. Core Equity Portfolio......      3             91%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      Six Months Ended April 30, 2015
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/14  04/30/15    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,043.10    0.21%    $1.06
Hypothetical 5% Annual Return................ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.3%
              Consumer Staples.............................   7.5%
              Energy.......................................  15.1%
              Financials...................................  18.9%
              Health Care..................................  11.1%
              Industrials..................................  14.1%
              Information Technology.......................   7.6%
              Materials....................................   3.0%
              Other........................................    --
              Telecommunication Services...................   4.1%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (17.4%)
    Comcast Corp. Class A.................. 3,446,875 $  199,091,500            3.7%
#   Comcast Corp. Special Class A.......... 1,088,341     62,677,558            1.2%
    General Motors Co......................   802,642     28,140,629            0.5%
*   Liberty Interactive Corp. Class A......   882,463     25,379,636            0.5%
    Time Warner Cable, Inc.................   693,942    107,921,860            2.0%
    Time Warner, Inc....................... 1,534,860    129,557,533            2.4%
#   Twenty-First Century Fox, Inc. Class A. 1,287,383     43,874,013            0.8%
    Other Securities.......................              391,673,724            7.2%
                                                      --------------          ------
Total Consumer Discretionary...............              988,316,453           18.3%
                                                      --------------          ------
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co..............   813,476     39,762,707            0.8%
*   Constellation Brands, Inc. Class A.....   249,042     28,873,929            0.5%
    CVS Health Corp........................ 1,510,745    150,001,871            2.8%
    Mondelez International, Inc. Class A... 2,081,099     79,851,769            1.5%
    Other Securities.......................              108,974,274            1.9%
                                                      --------------          ------
Total Consumer Staples.....................              407,464,550            7.5%
                                                      --------------          ------
Energy -- (14.3%)
    Anadarko Petroleum Corp................   845,068     79,520,899            1.5%
    Chevron Corp........................... 1,063,078    118,065,443            2.2%
    ConocoPhillips......................... 1,766,829    120,003,026            2.2%
    Exxon Mobil Corp....................... 1,087,859     95,046,241            1.8%
#   Hess Corp..............................   378,130     29,078,197            0.5%
    Marathon Oil Corp......................   903,937     28,112,441            0.5%
    Marathon Petroleum Corp................   451,968     44,550,486            0.8%
    Phillips 66............................   883,414     70,063,564            1.3%
    Valero Energy Corp.....................   605,899     34,475,653            0.6%
    Other Securities.......................              198,007,346            3.7%
                                                      --------------          ------
Total Energy...............................              816,923,296           15.1%
                                                      --------------          ------
Financials -- (18.0%)
    American International Group, Inc......   899,581     50,637,414            0.9%
    Bank of America Corp................... 5,529,894     88,091,211            1.6%
    Capital One Financial Corp.............   373,787     30,220,679            0.6%
    Citigroup, Inc......................... 2,143,604    114,296,965            2.1%
#   CME Group, Inc.........................   414,385     37,671,740            0.7%
    Goldman Sachs Group, Inc. (The)........   205,859     40,434,825            0.8%
    JPMorgan Chase & Co.................... 2,076,333    131,348,826            2.4%
    MetLife, Inc........................... 1,125,923     57,748,591            1.1%
    Morgan Stanley......................... 1,476,248     55,078,813            1.0%
    Prudential Financial, Inc..............   497,625     40,606,200            0.8%
    Other Securities.......................              379,013,978            6.9%
                                                      --------------          ------
Total Financials...........................            1,025,149,242           18.9%
                                                      --------------          ------
Health Care -- (10.5%)
    Aetna, Inc.............................   558,462     59,682,834            1.1%
    Anthem, Inc............................   504,640     76,165,315            1.4%
#*  Express Scripts Holding Co.............   501,076     43,292,966            0.8%
    Humana, Inc............................   236,814     39,216,398            0.7%
    Pfizer, Inc............................ 4,178,729    141,784,275            2.6%
    Thermo Fisher Scientific, Inc..........   499,520     62,779,674            1.2%
    Zoetis, Inc............................   805,208     35,767,339            0.7%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                    Percentage
                                          Shares       Value+     of Net Assets**
                                          ------       ------     ---------------
Health Care -- (Continued)
       Other Securities................            $  139,555,863            2.6%
                                                   --------------          ------
Total Health Care......................               598,244,664           11.1%
                                                   --------------          ------
Industrials -- (13.3%)
       CSX Corp........................  1,242,950     44,858,065            0.8%
       General Electric Co.............  5,637,788    152,671,299            2.8%
#      Norfolk Southern Corp...........    545,229     54,986,345            1.0%
       Northrop Grumman Corp...........    337,038     51,917,334            1.0%
       Southwest Airlines Co...........    645,761     26,192,066            0.5%
       Union Pacific Corp..............    888,128     94,345,837            1.8%
       Other Securities................               335,322,726            6.1%
                                                   --------------          ------
Total Industrials......................               760,293,672           14.0%
                                                   --------------          ------
Information Technology -- (7.2%)
       Cisco Systems, Inc..............    918,740     26,487,274            0.5%
       Hewlett-Packard Co..............    810,974     26,737,813            0.5%
       Intel Corp......................  1,067,573     34,749,501            0.7%
*      Yahoo!, Inc.....................  1,048,770     44,640,895            0.8%
       Other Securities................               278,844,369            5.1%
                                                   --------------          ------
Total Information Technology...........               411,459,852            7.6%
                                                   --------------          ------
Materials -- (2.9%)
       International Paper Co..........    493,615     26,516,998            0.5%
       Other Securities................               138,573,434            2.5%
                                                   --------------          ------
Total Materials........................               165,090,432            3.0%
                                                   --------------          ------
Other -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------
Telecommunication Services -- (3.9%)
       AT&T, Inc.......................  4,379,278    151,698,190            2.8%
       Verizon Communications, Inc.....    644,888     32,528,151            0.6%
       Other Securities................                36,599,087            0.7%
                                                   --------------          ------
Total Telecommunication Services.......               220,825,428            4.1%
                                                   --------------          ------
Utilities -- (0.2%)
       Other Securities................                14,058,582            0.3%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             5,407,826,171           99.9%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                   189,010            0.0%
                                                   --------------          ------

SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@   DFA Short Term Investment Fund.. 24,989,584    289,129,490            5.4%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,166,379,728)..............              $5,697,144,671          105.3%
                                                   ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  988,316,453           --   --    $  988,316,453
  Consumer Staples............    407,464,550           --   --       407,464,550
  Energy......................    816,923,296           --   --       816,923,296
  Financials..................  1,025,149,242           --   --     1,025,149,242
  Health Care.................    598,244,664           --   --       598,244,664
  Industrials.................    760,293,672           --   --       760,293,672
  Information Technology......    411,459,852           --   --       411,459,852
  Materials...................    165,090,432           --   --       165,090,432
  Other.......................             --           --   --                --
  Telecommunication Services..    220,825,428           --   --       220,825,428
  Utilities...................     14,058,582           --   --        14,058,582
Rights/Warrants...............             -- $    189,010   --           189,010
Securities Lending Collateral.             --  289,129,490   --       289,129,490
                               -------------- ------------   --    --------------
TOTAL......................... $5,407,826,171 $289,318,500   --    $5,697,144,671
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $362,795 of securities on loan)*......... $5,408,016
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.    289,129
Receivables:
  Investment Securities Sold.............................................        266
  Dividends and Interest.................................................      4,426
  Securities Lending Income..............................................        162
Prepaid Expenses and Other Assets........................................         10
                                                                          ----------
     Total Assets........................................................  5,702,009
                                                                          ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................    289,129
  Due to Advisor.........................................................        895
  Line of Credit.........................................................        501
Accrued Expenses and Other Liabilities...................................        227
                                                                          ----------
     Total Liabilities...................................................    290,752
                                                                          ----------
NET ASSETS............................................................... $5,411,257
                                                                          ==========
Investments at Cost...................................................... $2,877,251
                                                                          ==========

----------
* See Note G in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

   Investment Income
     Dividends..................................................... $ 51,204
     Interest......................................................        6
     Income from Securities Lending................................      651
                                                                    --------
        Total Investment Income....................................   51,861
                                                                    --------
   Expenses
     Investment Advisory Services Fees.............................    5,246
     Accounting & Transfer Agent Fees..............................      134
     Custodian Fees................................................       29
     Shareholders' Reports.........................................        9
     Directors'/Trustees' Fees & Expenses..........................       19
     Professional Fees.............................................       49
     Other.........................................................       12
                                                                    --------
        Total Expenses.............................................    5,498
                                                                    --------
     Net Expenses..................................................    5,498
                                                                    --------
     Net Investment Income (Loss)..................................   46,363
                                                                    --------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................    9,881
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................  166,284
                                                                    --------
     Net Realized and Unrealized Gain (Loss).......................  176,165
                                                                    --------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $222,528
                                                                    ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                          The Tax-Managed U.S.
                                                                         Marketwide Value Series
                                                                         ----------------------
                                                                         Six Months     Year
                                                                            Ended      Ended
                                                                          April 30,   Oct. 31,
                                                                            2015        2014
-                                                                        ----------- ----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   46,363  $   77,511
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................      9,881      18,712
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    166,284     573,756
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    222,528     669,979
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    115,593     209,662
  Withdrawals...........................................................    (70,841)   (125,419)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     44,752      84,243
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    267,280     754,222
Net Assets
  Beginning of Period...................................................  5,143,977   4,389,755
  End of Period......................................................... $5,411,257  $5,143,977
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                     The Tax-Managed U.S. Marketwide Value Series
                                                      -------------------------------------------------------------------------
                                                       Six Months       Year        Year        Year        Year        Year
                                                          Ended        Ended       Ended       Ended       Ended       Ended
                                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                          2015          2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------------
                                                       (Unaudited)
Total Return.........................................       4.31%(C)      15.17%      35.92%      18.47%       6.33%      20.38%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $5,411,257     $5,143,977  $4,389,755  $3,306,476  $2,901,325  $2,670,673
Ratio of Expenses to Average Net Assets..............       0.21%(D)       0.21%       0.21%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.       1.77%(D)       1.61%       1.82%       1.99%       1.61%       1.40%
Portfolio Turnover Rate..............................          1%(C)          2%          5%         10%         20%         25%
--------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the

Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At April 30, 2015, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $130 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. For the six months ended April 30, 2015, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid to the CCO by the Trust were $42 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- -------
        The Tax-Managed U.S. Marketwide Value Series. $190,924  $69,190

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        Net
                                                                                     Unrealized
                                               Federal    Unrealized   Unrealized   Appreciation
                                               Tax Cost  Appreciation Depreciation (Depreciation)
                                              ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,166,983  $2,585,159    $(54,997)    $2,530,162

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   The Period
                                 ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide
  Value Series..................     0.91%        $1,657         18         $1        $3,473

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that the Series' available lines of credit were utilized.

   At April 30, 2015, Tax-Managed U.S. Marketwide Value Series had loans outstanding in the amount of $501 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

G. Securities Lending:

   As of April 30, 2015, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $83,777 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

H. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

I. Other:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund (including the non-Feeder Funds, Feeder Funds, and Master Funds) and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Fund's Updated Investment Management Agreement and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Fund by adopting a structure that allows the Advisor to manage the Feeder Fund's holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Fund, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and
(ii) allow the Advisor to determine the most efficient means to meet the Feeder Fund's investment objective. The Board also noted that for any period when the Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each

Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each non-Feeder Fund is equal to the rate charged under each non-Feeder Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to the Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for the Feeder Fund if it adopts the Updated Investment Management Agreement. The Board did note, however, that the Feeder Fund may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-002S
 [LOGO]                                                              00147357

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA Investment Dimensions Group Inc.
CSTG&E U.S. Social Core Equity 2 Portfolio
CSTG&E International Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                     Page
                                                                     ----
       Letter to Shareholders
       Definitions of Abbreviations and Footnotes...................   1
          Disclosure of Fund Expenses...............................   2
          Disclosure of Portfolio Holdings..........................   4
          Summary Schedules of Portfolio Holdings...................   5
              CSTG&E U.S. Social Core Equity 2 Portfolio............   5
              CSTG&E International Social Core Equity Portfolio.....   8
          Statements of Assets and Liabilities......................  12
          Statements of Operations..................................  13
          Statements of Changes in Net Assets.......................  14
          Financial Highlights......................................  15
          Notes to Financial Statements.............................  16
       Voting Proxies on Fund Portfolio Securities..................  24
       Board Approval of Investment Advisory Agreements.............  25

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

       Financial Highlights
       --------------------
       (A)  Computed using average shares outstanding.
       (B)  Non-Annualized
       (C)  Annualized

       All Statements, Schedules and Notes to Financial Statements
       -----------------------------------------------------------
       --   Amounts designated as -- are either zero or rounded to zero.
       SEC  Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

DISCLOSURE OF FUND EXPENSES
CONTINUED


   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                           Six Months Ended April 30, 2015
EXPENSE TABLES
                                                   Beginning  Ending              Expenses
                                                    Account  Account   Annualized   Paid
                                                     Value    Value     Expense    During
                                                   11/01/14  04/30/15    Ratio*   Period*
                                                   --------- --------- ---------- --------

CSTG&E U.S. Social Core Equity 2 Portfolio
------------------------------------------
 Actual Fund Return............................... $1,000.00 $1,038.50    0.33%    $1.67
 Hypothetical 5% Annual Return.................... $1,000.00 $1,023.16    0.33%    $1.66

CSTG&E International Social Core Equity Portfolio
-------------------------------------------------
 Actual Fund Return............................... $1,000.00 $1,055.20    0.54%    $2.75
 Hypothetical 5% Annual Return.................... $1,000.00 $1,022.12    0.54%    $2.71

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  CSTG&E U.S. Social Core Equity 2 Portfolio
              Consumer Discretionary.......................  17.0%
              Consumer Staples.............................   5.4%
              Energy.......................................  11.7%
              Financials...................................  18.3%
              Industrials..................................  17.2%
              Information Technology.......................  19.4%
              Materials....................................   5.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.7%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

               CSTG&E International Social Core Equity Portfolio
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   6.5%
              Energy.......................................   8.7%
              Financials...................................  23.7%
              Industrials..................................  18.2%
              Information Technology.......................   6.5%
              Materials....................................  12.0%
              Other........................................    --
              Telecommunication Services...................   3.9%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                         Percentage
                                           Shares        Value+        of Net Assets**
                                           ------        ------        ---------------
COMMON STOCKS -- (89.0%)
Consumer Discretionary -- (15.1%)
*   Amazon.com, Inc......................      700    $     295,246               0.3%
    Comcast Corp. Class A................   12,931          746,895               0.8%
    Ford Motor Co........................   24,533          387,621               0.4%
    Home Depot, Inc. (The)...............    2,736          292,697               0.3%
    Target Corp..........................    3,100          244,373               0.3%
    Time Warner Cable, Inc...............    2,380          370,138               0.4%
    Time Warner, Inc.....................    5,097          430,238               0.5%
    Walt Disney Co. (The)................    5,800          630,576               0.7%
    Other Securities.....................                12,382,519              13.3%
                                                      -------------             ------
Total Consumer Discretionary.............                15,780,303              17.0%
                                                      -------------             ------
Consumer Staples -- (4.8%)
    Coca-Cola Co. (The)..................    7,711          312,758               0.3%
    Mondelez International, Inc. Class A.    5,785          221,970               0.2%
    PepsiCo, Inc.........................    3,495          332,444               0.4%
    Procter & Gamble Co. (The)...........    6,900          548,619               0.6%
    Wal-Mart Stores, Inc.................    5,991          467,598               0.5%
    Other Securities.....................                 3,122,007               3.4%
                                                      -------------             ------
Total Consumer Staples...................                 5,005,396               5.4%
                                                      -------------             ------
Energy -- (10.4%)
    Anadarko Petroleum Corp..............    3,500          329,350               0.4%
    Chevron Corp.........................    9,301        1,032,969               1.1%
    ConocoPhillips.......................    8,900          604,488               0.7%
    EOG Resources, Inc...................    3,542          350,481               0.4%
    Exxon Mobil Corp.....................   24,192        2,113,655               2.3%
#   Kinder Morgan, Inc...................    5,539          237,900               0.3%
    Marathon Petroleum Corp..............    2,400          236,568               0.3%
    Schlumberger, Ltd....................    4,635          438,517               0.5%
    Other Securities.....................                 5,528,854               5.7%
                                                      -------------             ------
Total Energy.............................                10,872,782              11.7%
                                                      -------------             ------
Financials -- (16.2%)
    American International Group, Inc....    4,541          255,613               0.3%
    Bank of America Corp.................   32,676          520,529               0.6%
*   Berkshire Hathaway, Inc. Class B.....    2,645          373,500               0.4%
    Citigroup, Inc.......................    9,544          508,886               0.6%
    Goldman Sachs Group, Inc. (The)......    1,240          243,561               0.3%
    JPMorgan Chase & Co..................   12,225          773,353               0.8%
    Travelers Cos., Inc. (The)...........    3,008          304,139               0.3%
    U.S. Bancorp.........................    8,200          351,534               0.4%
    Wells Fargo & Co.....................   24,543        1,352,319               1.5%
    Other Securities.....................                12,298,055              13.1%
                                                      -------------             ------
Total Financials.........................                16,981,489              18.3%
                                                      -------------             ------
Industrials -- (15.3%)
    3M Co................................    1,500          234,585               0.3%
    Delta Air Lines, Inc.................    5,668          253,020               0.3%
    FedEx Corp...........................    1,526          258,764               0.3%
    General Electric Co..................   41,223        1,116,319               1.2%
    Union Pacific Corp...................    3,318          352,471               0.4%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                          Shares     Value+    of Net Assets**
                                                          ------     ------    ---------------
Industrials -- (Continued)
      United Technologies Corp...........................   2,085 $    237,169            0.3%
      Other Securities...................................           13,505,069           14.4%
                                                                  ------------          ------
Total Industrials........................................           15,957,397           17.2%
                                                                  ------------          ------
Information Technology -- (17.3%)
      Apple, Inc.........................................  18,319    2,292,623            2.5%
      Cisco Systems, Inc.................................  20,957      604,190            0.7%
      EMC Corp...........................................   8,959      241,087            0.3%
*     Google, Inc. Class A...............................     400      219,508            0.2%
      Hewlett-Packard Co.................................  13,001      428,643            0.5%
      Intel Corp.........................................  31,971    1,040,656            1.1%
      International Business Machines Corp...............   2,000      342,580            0.4%
      Microsoft Corp.....................................  26,879    1,307,395            1.4%
      Oracle Corp........................................   8,729      380,759            0.4%
      QUALCOMM, Inc......................................   3,200      217,600            0.2%
      Visa, Inc. Class A.................................   4,800      317,040            0.4%
      Other Securities...................................           10,642,077           11.3%
                                                                  ------------          ------
Total Information Technology.............................           18,034,158           19.4%
                                                                  ------------          ------
Materials -- (5.1%)
      Dow Chemical Co. (The).............................   5,618      286,518            0.3%
      Other Securities...................................            5,062,453            5.4%
                                                                  ------------          ------
Total Materials..........................................            5,348,971            5.7%
                                                                  ------------          ------
Other -- (0.0%)
      Other Securities...................................                   --            0.0%
                                                                  ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................               94,913            0.1%
                                                                  ------------          ------
Telecommunication Services -- (2.4%)
#     AT&T, Inc..........................................  27,347      947,300            1.0%
      Verizon Communications, Inc........................  16,942      854,554            0.9%
      Other Securities...................................              699,998            0.8%
                                                                  ------------          ------
Total Telecommunication Services.........................            2,501,852            2.7%
                                                                  ------------          ------
Utilities -- (2.3%)
      Other Securities...................................            2,377,682            2.6%
                                                                  ------------          ------
TOTAL COMMON STOCKS......................................           92,954,943          100.1%
                                                                  ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                6,569            0.0%
                                                                  ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.098%.  27,133       27,133            0.0%
                                                                  ------------          ------
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@  DFA Short Term Investment Fund..................... 991,160   11,467,721           12.4%
                                                                  ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $73,596,504)...................................           $104,456,366          112.5%
                                                                  ============          ======

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  --------------------------------------------
                                    Level 1     Level 2   Level 3    Total
                                  ----------- ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $15,780,303          --   --    $ 15,780,303
   Consumer Staples..............   5,005,396          --   --       5,005,396
   Energy........................  10,872,782          --   --      10,872,782
   Financials....................  16,981,489          --   --      16,981,489
   Industrials...................  15,957,397          --   --      15,957,397
   Information Technology........  18,034,158          --   --      18,034,158
   Materials.....................   5,348,971          --   --       5,348,971
   Other.........................          --          --   --              --
   Real Estate Investment Trusts.      94,913          --   --          94,913
   Telecommunication Services....   2,501,852          --   --       2,501,852
   Utilities.....................   2,377,682          --   --       2,377,682
 Rights/Warrants.................          -- $     6,569   --           6,569
 Temporary Cash Investments......      27,133          --   --          27,133
 Securities Lending Collateral...          --  11,467,721   --      11,467,721
                                  ----------- -----------   --    ------------
 TOTAL........................... $92,982,076 $11,474,290   --    $104,456,366
                                  =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (90.4%)
AUSTRALIA -- (6.0%)
    AMP, Ltd....................................  54,320 $    275,156            0.3%
    Australia & New Zealand Banking Group, Ltd..  17,831      477,119            0.5%
    BHP Billiton, Ltd...........................  19,895      508,046            0.5%
    Commonwealth Bank of Australia..............   3,519      246,319            0.3%
    National Australia Bank, Ltd................  13,973      404,593            0.4%
    Other Securities............................            5,030,468            4.6%
                                                         ------------            ----
TOTAL AUSTRALIA.................................            6,941,701            6.6%
                                                         ------------            ----
AUSTRIA -- (0.4%)
    Other Securities............................              508,968            0.5%
                                                         ------------            ----
BELGIUM -- (1.2%)
    Other Securities............................            1,408,282            1.3%
                                                         ------------            ----
CANADA -- (8.1%)
    Canadian Natural Resources, Ltd.............   6,871      228,461            0.2%
    Royal Bank of Canada........................   4,751      315,460            0.3%
    Suncor Energy, Inc..........................   8,691      283,025            0.3%
    Other Securities............................            8,598,854            8.2%
                                                         ------------            ----
TOTAL CANADA....................................            9,425,800            9.0%
                                                         ------------            ----
CHINA -- (0.0%)
    Other Securities............................                  150            0.0%
                                                         ------------            ----
DENMARK -- (1.0%)
    Other Securities............................            1,205,439            1.1%
                                                         ------------            ----
FINLAND -- (1.6%)
#   Nokia Oyj...................................  43,552      293,864            0.3%
    Other Securities............................            1,568,519            1.5%
                                                         ------------            ----
TOTAL FINLAND...................................            1,862,383            1.8%
                                                         ------------            ----
FRANCE -- (7.4%)
#   AXA SA......................................  10,250      259,180            0.3%
    BNP Paribas SA..............................   4,597      290,306            0.3%
    Cie Generale des Etablissements Michelin....   2,932      326,964            0.3%
#   GDF Suez....................................  16,372      333,111            0.3%
    Orange SA...................................  14,360      236,528            0.2%
    Total SA....................................  15,752      852,970            0.8%
    Total SA Sponsored ADR......................   6,258      338,558            0.3%
#   Vinci SA....................................   3,758      230,496            0.2%
    Other Securities............................            5,679,280            5.4%
                                                         ------------            ----
TOTAL FRANCE....................................            8,547,393            8.1%
                                                         ------------            ----
GERMANY -- (6.0%)
#   Allianz SE..................................   1,820      309,791            0.3%
#   BASF SE.....................................   4,646      461,571            0.4%
    Bayerische Motoren Werke AG.................   3,166      373,476            0.4%
    Daimler AG..................................   7,938      763,212            0.7%
    Deutsche Telekom AG.........................  29,042      533,811            0.5%
    Other Securities............................            4,450,327            4.3%
                                                         ------------            ----
TOTAL GERMANY...................................            6,892,188            6.6%
                                                         ------------            ----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 GREECE -- (0.0%)
     Other Securities......................                  --            0.0%
                                                    -----------           -----
 HONG KONG -- (2.7%)
     Other Securities......................           3,063,021            2.9%
                                                    -----------           -----
 IRELAND -- (0.5%)
     Other Securities......................             597,139            0.6%
                                                    -----------           -----
 ISRAEL -- (0.4%)
     Other Securities......................             490,269            0.5%
                                                    -----------           -----
 ITALY -- (2.6%)
     Eni SpA...............................  16,433     315,281            0.3%
     Intesa Sanpaolo SpA...................  67,726     227,526            0.2%
     Other Securities......................           2,444,301            2.3%
                                                    -----------           -----
 TOTAL ITALY...............................           2,987,108            2.8%
                                                    -----------           -----
 JAPAN -- (19.6%)
     Hitachi, Ltd..........................  41,000     279,739            0.3%
     Honda Motor Co., Ltd..................   9,500     318,491            0.3%
     Mitsubishi UFJ Financial Group, Inc...  54,870     389,816            0.4%
     Mizuho Financial Group, Inc........... 146,100     278,507            0.3%
     Nissan Motor Co., Ltd.................  24,200     251,213            0.3%
     Sumitomo Mitsui Financial Group, Inc..   7,564     330,279            0.3%
     Toyota Motor Corp.....................  14,060     978,704            0.9%
     Toyota Motor Corp. Sponsored ADR......   2,966     412,333            0.4%
     Other Securities......................          19,401,768           18.3%
                                                    -----------           -----
 TOTAL JAPAN...............................          22,640,850           21.5%
                                                    -----------           -----
 NETHERLANDS -- (2.3%)
     Other Securities......................           2,687,180            2.6%
                                                    -----------           -----
 NEW ZEALAND -- (0.3%)
     Other Securities......................             325,938            0.3%
                                                    -----------           -----
 NORWAY -- (0.8%)
     Other Securities......................             974,529            0.9%
                                                    -----------           -----
 PORTUGAL -- (0.3%)
     Other Securities......................             339,756            0.3%
                                                    -----------           -----
 SINGAPORE -- (1.2%)
     Other Securities......................           1,407,392            1.3%
                                                    -----------           -----
 SPAIN -- (2.6%)
     Banco Santander SA....................  32,997     249,478            0.2%
     Banco Santander SA Sponsored ADR......  38,754     291,430            0.3%
     Iberdrola SA..........................  43,471     290,964            0.3%
     Other Securities......................           2,139,915            2.0%
                                                    -----------           -----
 TOTAL SPAIN...............................           2,971,787            2.8%
                                                    -----------           -----
 SWEDEN -- (2.8%)
     Other Securities......................           3,262,350            3.1%
                                                    -----------           -----
 SWITZERLAND -- (5.2%)
     ABB, Ltd..............................  13,615     298,338            0.3%
     Cie Financiere Richemont SA...........   3,110     277,203            0.3%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                               Shares    Value++    of Net Assets**
                                               ------    -------    ---------------
SWITZERLAND -- (Continued)
      Nestle SA...............................  13,196 $  1,023,801            1.0%
      Other Securities........................            4,374,399            4.1%
                                                       ------------          ------
TOTAL SWITZERLAND.............................            5,973,741            5.7%
                                                       ------------          ------
UNITED KINGDOM -- (17.4%)
      Aviva P.L.C.............................  52,408      421,648            0.4%
      Barclays P.L.C. Sponsored ADR...........  17,636      277,591            0.3%
      BG Group P.L.C..........................  20,371      368,991            0.4%
#     BHP Billiton P.L.C. ADR.................   4,664      225,271            0.2%
      BP P.L.C. Sponsored ADR.................  18,223      786,505            0.8%
      HSBC Holdings P.L.C. Sponsored ADR......  14,529      721,074            0.7%
      Lloyds Banking Group P.L.C.............. 224,117      265,417            0.3%
      Lloyds Banking Group P.L.C. ADR.........  71,132      339,300            0.3%
#     Rio Tinto P.L.C. Sponsored ADR..........   8,920      399,527            0.4%
      Royal Dutch Shell P.L.C. ADR(B03MM73)...   5,982      386,377            0.4%
      Royal Dutch Shell P.L.C. ADR(780259206).   8,972      569,094            0.5%
      Vodafone Group P.L.C. Sponsored ADR.....   8,539      300,586            0.3%
      Other Securities........................           15,051,005           14.1%
                                                       ------------          ------
TOTAL UNITED KINGDOM..........................           20,112,386           19.1%
                                                       ------------          ------
UNITED STATES -- (0.0%)
      Other Securities........................               19,509            0.0%
                                                       ------------          ------
TOTAL COMMON STOCKS...........................          104,645,259           99.4%
                                                       ------------          ------

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
      Other Securities........................               50,459            0.1%
                                                       ------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                   --            0.0%
                                                       ------------          ------
CANADA -- (0.0%)
      Other Securities........................                   56            0.0%
                                                       ------------          ------
ITALY -- (0.0%)
      Other Securities........................                   --            0.0%
                                                       ------------          ------
SPAIN -- (0.0%)
      Other Securities........................                5,643            0.0%
                                                       ------------          ------
TOTAL RIGHTS/WARRANTS.........................                5,699            0.0%
                                                       ------------          ------

SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund.......... 959,202 $ 11,097,968           10.5%
                                                       ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $113,551,607).......................           $115,799,385          110.0%
                                                       ============          ======

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                 ----------- ----------- ------- ------------
  Common Stocks
    Australia................... $   367,690 $ 6,574,011   --    $  6,941,701
    Austria.....................          --     508,968   --         508,968
    Belgium.....................      88,088   1,320,194   --       1,408,282
    Canada......................   9,414,436      11,364   --       9,425,800
    China.......................          --         150   --             150
    Denmark.....................          --   1,205,439   --       1,205,439
    Finland.....................     243,950   1,618,433   --       1,862,383
    France......................     645,417   7,901,976   --       8,547,393
    Germany.....................     293,577   6,598,611   --       6,892,188
    Greece......................          --          --   --              --
    Hong Kong...................       3,838   3,059,183   --       3,063,021
    Ireland.....................     111,630     485,509   --         597,139
    Israel......................      33,696     456,573   --         490,269
    Italy.......................     249,856   2,737,252   --       2,987,108
    Japan.......................     919,451  21,721,399   --      22,640,850
    Netherlands.................     375,280   2,311,900   --       2,687,180
    New Zealand.................          --     325,938   --         325,938
    Norway......................      70,552     903,977   --         974,529
    Portugal....................          --     339,756   --         339,756
    Singapore...................       3,791   1,403,601   --       1,407,392
    Spain.......................     532,524   2,439,263   --       2,971,787
    Sweden......................      74,485   3,187,865   --       3,262,350
    Switzerland.................     315,642   5,658,099   --       5,973,741
    United Kingdom..............   5,249,617  14,862,769   --      20,112,386
    United States...............      19,509          --   --          19,509
  Preferred Stocks..............
    Germany.....................          --      50,459   --          50,459
  Rights/Warrants...............
    Australia...................          --          --   --              --
    Canada......................          --          56   --              56
    Italy.......................          --          --   --              --
    Spain.......................          --       5,643   --           5,643
  Securities Lending Collateral.          --  11,097,968   --      11,097,968
                                 ----------- -----------   --    ------------
  TOTAL......................... $19,013,029 $96,786,356   --    $115,799,385
                                 =========== ===========   ==    ============


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                          CSTG&E
                                                                                          CSTG&E U.S.  International
                                                                                          Social Core   Social Core
                                                                                           Equity 2       Equity
                                                                                          Portfolio*    Portfolio*
                                                                                          ------------ -------------
ASSETS:
Investments at Value (including $14,675 and $10,937 of securities on loan, respectively). $     92,962 $    104,701
Temporary Cash Investments at Value & Cost...............................................           27           --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.................       11,468       11,098
Foreign Currencies at Value..............................................................           --          325
Cash.....................................................................................           --           15
Receivables:
  Investment Securities Sold.............................................................          123           --
  Dividends, Interest and Tax Reclaims...................................................           67          449
  Securities Lending Income..............................................................            5           18
Prepaid Expenses and Other Assets........................................................           --            2
     Total Assets........................................................................      104,652      116,608
                                                                                          ------------ ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................................       11,468       11,098
  Investment Securities Purchased........................................................           71            1
  Fund Shares Redeemed...................................................................          221          147
  Due to Advisor.........................................................................           21           36
Accrued Expenses and Other Liabilities...................................................           19           37
     Total Liabilities...................................................................       11,800       11,319
                                                                                          ------------ ------------
NET ASSETS............................................................................... $     92,852 $    105,289
                                                                                          ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................    6,268,594   11,491,226
                                                                                          ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $      14.81 $       9.16
                                                                                          ============ ============
Investments at Cost...................................................................... $     62,102 $    102,454
                                                                                          ============ ============
Foreign Currencies at Cost............................................................... $         -- $        318
                                                                                          ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................... $     60,699 $    109,305
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................................          200          922
Accumulated Net Realized Gain (Loss).....................................................        1,093       (7,195)
Net Unrealized Foreign Exchange Gain (Loss)..............................................           --            3
Net Unrealized Appreciation (Depreciation)...............................................       30,860        2,254
                                                                                          ------------ ------------
NET ASSETS............................................................................... $     92,852 $    105,289
                                                                                          ============ ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................  300,000,000  300,000,000
                                                                                          ============ ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                 CSTG&E
                                                                  CSTG&E U.S. International
                                                                  Social Core  Social Core
                                                                   Equity 2      Equity
                                                                   Portfolio    Portfolio
                                                                  ----------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $0 and $119, respectively).   $  903       $1,403
  Income from Securities Lending.................................       32           56
                                                                    ------       ------
     Total Investment Income.....................................      935        1,459
                                                                    ------       ------
Expenses
  Investment Advisory Services Fees..............................      124          207
  Accounting & Transfer Agent Fees...............................        4           10
  Custodian Fees.................................................        5           20
  Filing Fees....................................................        1            1
  Shareholders' Reports..........................................        2            2
  Professional Fees..............................................        1            1
  Social Issue Screening Fees....................................       10           18
  Other..........................................................        3            7
                                                                    ------       ------
     Total Expenses..............................................      150          266
                                                                    ------       ------
  Fees Paid Indirectly (Note C)..................................       --           --
                                                                    ------       ------
  Net Expenses...................................................      150          266
                                                                    ------       ------
  Net Investment Income (Loss)...................................      785        1,193
                                                                    ------       ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...................................    2,756         (529)
    Foreign Currency Transactions................................       --          (35)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................       (6)       4,905
    Translation of Foreign Currency Denominated Amounts..........       --           10
                                                                    ------       ------
  Net Realized and Unrealized Gain (Loss)........................    2,750        4,351
                                                                    ------       ------
Net Increase (Decrease) in Net Assets Resulting from Operations..   $3,535       $5,544
                                                                    ======       ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 CSTG&E U.S. Social Core CSTG&E International
                                                                  Equity 2 Portfolio     Social Core Equity Portfolio
                                                                 ----------------------  ---------------------------
                                                                 Six Months     Year     Six Months        Year
                                                                    Ended      Ended        Ended         Ended
                                                                  April 30,   Oct. 31,    April 30,      Oct. 31,
                                                                    2015        2014        2015           2014
                                                                 -----------  --------   -----------     --------
                                                                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................................   $   785    $  1,346    $  1,193       $  3,483
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     2,756       3,529        (529)        (3,602)
    Foreign Currency Transactions...............................        --          --         (35)           (63)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................        (6)      5,299       4,905         (1,162)
    Translation of Foreign Currency Denominated Amounts.........        --          --          10             (8)
                                                                   -------    --------    --------        --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     3,535      10,174       5,544         (1,352)
                                                                   -------    --------    --------        --------
Distributions From:
  Net Investment Income.........................................      (754)     (1,334)       (637)        (3,441)
                                                                   -------    --------    --------        --------
     Total Distributions........................................      (754)     (1,334)       (637)        (3,441)
                                                                   -------    --------    --------        --------
Capital Share Transactions (1):
  Shares Issued.................................................       237       4,371         306          5,718
  Shares Issued in Lieu of Cash Distributions...................       754       1,334         637          3,441
  Shares Redeemed...............................................    (2,762)    (11,972)       (730)       (14,635)
                                                                   -------    --------    --------        --------
     Net Increase (Decrease) from Capital Share Transactions....    (1,771)     (6,267)        213         (5,476)
                                                                   -------    --------    --------        --------
     Total Increase (Decrease) in Net Assets....................     1,010       2,573       5,120        (10,269)
Net Assets
  Beginning of Period...........................................    91,842      89,269     100,169        110,438
  End of Period.................................................   $92,852    $ 91,842    $105,289       $100,169
                                                                   =======    ========    ========        ========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................        16         320          35            625
  Shares Issued in Lieu of Cash Distributions...................        53          96          78            366
  Shares Redeemed...............................................      (187)       (855)        (85)        (1,588)
                                                                   -------    --------    --------        --------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      (118)       (439)         28           (597)
                                                                   =======    ========    ========        ========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)......................................   $   200    $    169    $    922       $    366

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              CSTG&E U.S. Social Core Equity 2 Portfolio
                                                      ---------------------------------------------------------
                                                      Six Months      Year     Year     Year     Year     Year
                                                         Ended       Ended    Ended    Ended    Ended    Ended
                                                       April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                         2015         2014     2013     2012     2011     2010
-----------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................   $ 14.38     $ 13.08  $ 10.07  $  8.98  $  8.49  $  7.05
                                                        -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.13        0.20     0.20     0.16     0.13     0.11
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........................      0.42        1.30     3.01     1.08     0.49     1.44
                                                        -------     -------  -------  -------  -------  -------
   Total from Investment Operations..................      0.55        1.50     3.21     1.24     0.62     1.55
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.12)      (0.20)   (0.20)   (0.15)   (0.13)   (0.11)
                                                        -------     -------  -------  -------  -------  -------
   Total Distributions...............................     (0.12)      (0.20)   (0.20)   (0.15)   (0.13)   (0.11)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $ 14.81     $ 14.38  $ 13.08  $ 10.07  $  8.98  $  8.49
===================================================== ===========   ======== ======== ======== ======== ========
Total Return.........................................      3.85%(B)   11.54%   32.27%   13.94%    7.24%   22.14%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $92,852     $91,842  $89,269  $76,197  $75,246  $82,083
Ratio of Expenses to Average Net Assets..............      0.33%(C)    0.32%    0.35%    0.36%    0.38%    0.37%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly)....................      0.33%(C)    0.32%    0.35%    0.36%    0.38%    0.37%
Ratio of Net Investment Income to Average Net Assets.      1.70%(C)    1.47%    1.71%    1.65%    1.36%    1.36%
Portfolio Turnover Rate..............................         7%(B)      11%       4%       9%       9%       7%
-----------------------------------------------------------------------------------------------------------------

                                                            CSTG&E International Social Core Equity Portfolio
                                                      -------------------------------------------------------------
                                                      Six Months       Year      Year      Year     Year      Year
                                                         Ended        Ended     Ended     Ended    Ended     Ended
                                                       April 30,     Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                                         2015          2014      2013      2012     2011      2010
--------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................  $   8.74     $   9.16   $   7.39  $  7.27  $  7.92   $  7.21
                                                       --------     --------   --------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.11         0.29       0.21     0.21     0.22      0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........................      0.37        (0.43)      1.79     0.12    (0.64)     0.70
                                                       --------     --------   --------  -------  -------   -------
   Total from Investment Operations..................      0.48        (0.14)      2.00     0.33    (0.42)     0.86
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.06)       (0.28)     (0.23)   (0.21)   (0.23)    (0.15)
                                                       --------     --------   --------  -------  -------   -------
   Total Distributions...............................     (0.06)       (0.28)     (0.23)   (0.21)   (0.23)    (0.15)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................  $   9.16     $   8.74   $   9.16  $  7.39  $  7.27   $  7.92
===================================================== ===========   ========   ========  ======== ========  ========
Total Return.........................................      5.52%(B)    (1.71)%    27.54%    4.87%   (5.62)%   12.32%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................  $105,289     $100,169   $110,438  $64,902  $67,710   $84,836
Ratio of Expenses to Average Net Assets..............      0.54%(C)     0.53%      0.56%    0.60%    0.58%     0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly)....................      0.54%(C)     0.53%      0.56%    0.60%    0.58%     0.56%
Ratio of Net Investment Income to Average Net Assets.      2.42%(C)     3.08%      2.54%    3.00%    2.76%     2.12%
Portfolio Turnover Rate..............................         6%(B)       18%         8%       7%       6%        5%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   CSTG&E International Social Core Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE

(normally, 4:00 p.m. ET) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the six months ended April 30, 2015, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

Earned Income Credit:

   In addition, the CSTG&E International Social Core Equity Portfolio entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                            Fees Paid
                                                            Indirectly
         -                                                  ----------
         CSTG&E International Social Core Equity Portfolio.     --*

       * Amount designated as -- is less than $500

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ $4
             CSTG&E International Social Core Equity Portfolio.  4

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         Purchases Sales
                                                         --------- ------
      CSTG&E U.S. Social Core Equity 2 Portfolio........  $6,007   $7,252
      CSTG&E International Social Core Equity Portfolio.   6,782    5,937

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      Increase       Increase
                                                                     (Decrease)     (Decrease)
                                                      Increase     Undistributed   Accumulated
                                                     (Decrease)    Net Investment  Net Realized
                                                   Paid-In Capital     Income     Gains (Losses)
                                                   --------------- -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........        --             --              --
CSTG&E International Social Core Equity Portfolio.       $10            $23            $(33)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                                   Net Investment
                                                     Income and
                                                     Short-Term     Long-Term
                                                   Capital Gains  Capital Gains Total
                                                   -------------- ------------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio
2013..............................................     $1,515          --       $1,515
2014..............................................      1,334          --        1,334
CSTG&E International Social Core Equity Portfolio
2013..............................................      2,071          --        2,071
2014..............................................      3,441          --        3,441

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                   Net Investment
                                                     Income and
                                                     Short-Term     Long-Term
                                                   Capital Gains  Capital Gains Total
                                                   -------------- ------------- -----
CSTG&E International Social Core Equity Portfolio.      $10            --        $10

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         Undistributed                                              Total Net
                                         Net Investment                                           Distributable
                                           Income and   Undistributed                Unrealized     Earnings
                                           Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                         Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                         -------------- ------------- ------------ -------------- -------------
CSTG&E U.S. Social Core Equity 2
  Portfolio.............................      $171           --         $(1,660)      $30,865        $29,376
CSTG&E International Social Core Equity
  Portfolio.............................       404           --          (6,588)       (2,736)        (8,920)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   Expires on October 31,
                                                   ----------------------
                                                    2017         2018     Unlimited Total
                                                     ------    ------     --------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio........ $1,104       $556           --   $1,660
CSTG&E International Social Core Equity Portfolio.    904         --       $5,684    6,588

   During the year ended October 31, 2014, the CSTG&E U.S. Social Core Equity 2 Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

               CSTG&E U.S. Social Core Equity 2 Portfolio. $3,529

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           Net
                                                                                        Unrealized
                                                   Federal   Unrealized   Unrealized   Appreciation
                                                   Tax Cost Appreciation Depreciation (Depreciation)
                                                   -------- ------------ ------------ --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........ $ 73,598   $34,266      $ (3,407)     $30,859
CSTG&E International Social Core Equity Portfolio.  113,629    18,643       (16,473)       2,170

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each

Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by CSTG&E International Social Core Equity Portfolio may be inhibited.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2
  Portfolio.............................     0.88%         $77           19        $--         $261
CSTG&E International Social Core Equity
  Portfolio.............................     0.86%          20           13         --           75

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral.

   In addition, the Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of (amounts in thousands):

                                                              Market
                                                              Value
                                                              ------
           CSTG&E U.S. Social Core Equity 2 Portfolio........ $3,693
           CSTG&E International Social Core Equity Portfolio.    422

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, two shareholders held 97% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 98% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each Fund is equal to the rate charged under each Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-015S
 [LOGO]                                                              00147364

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA Investment Dimensions Group Inc.
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
DFA VA Global Moderate Allocation Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Disclosure of Fund Expenses...........................................   2
  Disclosure of Portfolio Holdings......................................   4
  Summary Schedules of Portfolio Holdings/Schedules of Investments
     VA U.S. Targeted Value Portfolio...................................   6
     VA U.S. Large Value Portfolio......................................   9
     VA International Value Portfolio...................................  12
     VA International Small Portfolio...................................  16
     VA Short-Term Fixed Portfolio......................................  20
     VA Global Bond Portfolio...........................................  23
     DFA VA Global Moderate Allocation Portfolio........................  26
  Statements of Assets and Liabilities..................................  27
  Statements of Operations..............................................  29
  Statements of Changes in Net Assets...................................  31
  Financial Highlights..................................................  34
  Notes to Financial Statements.........................................  38
  Voting Proxies on Fund Portfolio Securities...........................  52
  Board Approval of Investment Advisory Agreements......................  53

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
GBP     British Pounds
SGD     Singapore Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of April 30, 2015.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2015
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/14  04/30/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   VA U.S. Targeted Value Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,036.70    0.40%    $2.02
   Hypothetical 5% Annual Return.... $1,000.00 $1,022.81    0.40%    $2.01

   VA U.S. Large Value Portfolio
   -----------------------------
   Actual Fund Return............... $1,000.00 $1,037.30    0.30%    $1.52
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.31    0.30%    $1.51

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
VA International Value Portfolio
--------------------------------
Actual Fund Return............................ $1,000.00 $1,053.80    0.47%    $2.39
Hypothetical 5% Annual Return................. $1,000.00 $1,022.46    0.47%    $2.36

VA International Small Portfolio
--------------------------------
Actual Fund Return............................ $1,000.00 $1,073.60    0.60%    $3.08
Hypothetical 5% Annual Return................. $1,000.00 $1,021.82    0.60%    $3.01

VA Short-Term Fixed Portfolio
-----------------------------
Actual Fund Return............................ $1,000.00 $1,001.50    0.30%    $1.49
Hypothetical 5% Annual Return................. $1,000.00 $1,023.31    0.30%    $1.51

VA Global Bond Portfolio
------------------------
Actual Fund Return............................ $1,000.00 $1,018.40    0.27%    $1.35
Hypothetical 5% Annual Return................. $1,000.00 $1,023.46    0.27%    $1.35

DFA VA Global Moderate Allocation Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,030.90    0.40%    $2.01
Hypothetical 5% Annual Return................. $1,000.00 $1,022.81    0.40%    $2.01

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**DFA VA Global Moderate Allocation Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                                Affiliated Investment Company
                                                -----------------------------
   DFA VA Global Moderate Allocation Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       VA U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  13.9%
              Consumer Staples.............................   3.4%
              Energy.......................................   7.5%
              Financials...................................  26.6%
              Health Care..................................   5.7%
              Industrials..................................  20.1%
              Information Technology.......................  13.4%
              Materials....................................   7.3%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

                         VA U.S. Large Value Portfolio
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   5.3%
              Energy.......................................  17.3%
              Financials...................................  20.5%
              Health Care..................................  11.6%
              Industrials..................................  12.8%
              Information Technology.......................  10.1%
              Materials....................................   3.9%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   4.4%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                       VA International Value Portfolio
              Consumer Discretionary.......................  12.6%
              Consumer Staples.............................   4.1%
              Energy.......................................  14.9%
              Financials...................................  34.3%
              Health Care..................................   3.0%
              Industrials..................................   9.4%
              Information Technology.......................   2.6%
              Materials....................................  11.8%
              Other........................................    --
              Telecommunication Services...................   4.6%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       VA International Small Portfolio
              Consumer Discretionary.......................  19.2%
              Consumer Staples.............................   6.0%
              Energy.......................................   4.1%
              Financials...................................  14.7%
              Health Care..................................   5.9%
              Industrials..................................  25.3%
              Information Technology.......................  10.0%
              Materials....................................  10.9%
              Other........................................    --
              Telecommunication Services...................   1.6%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

FIXED INCOME PORTFOLIOS

                         VA Short-Term Fixed Portfolio
              Corporate....................................  16.0%
              Government...................................  22.9%
              Foreign Corporate............................  30.1%
              Foreign Government...........................  23.5%
              Supranational................................   7.5%
                                                            -----
                                                            100.0%

                           VA Global Bond Portfolio
              Corporate....................................  27.3%
              Government...................................   4.7%
              Foreign Corporate............................  31.3%
              Foreign Government...........................  30.8%
              Supranational................................   5.9%
                                                            -----
                                                            100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                Percentage
                                           Shares   Value+    of Net Assets**
                                           ------   ------    ---------------
   COMMON STOCKS -- (84.5%)
   Consumer Discretionary -- (11.8%)
       Dillard's, Inc. Class A............  7,314 $   962,449            0.4%
       Goodyear Tire & Rubber Co. (The)... 32,117     910,999            0.4%
       Graham Holdings Co. Class B........    910     930,866            0.4%
       Lear Corp.......................... 10,932   1,213,780            0.6%
       Service Corp. International........ 33,172     918,201            0.4%
   #   Wendy's Co. (The).................. 87,792     888,455            0.4%
       Other Securities...................         24,975,731           11.3%
                                                  -----------           -----
   Total Consumer Discretionary...........         30,800,481           13.9%
                                                  -----------           -----
   Consumer Staples -- (2.8%)
       Ingredion, Inc..................... 11,556     917,546            0.4%
       Other Securities...................          6,510,337            3.0%
                                                  -----------           -----
   Total Consumer Staples.................          7,427,883            3.4%
                                                  -----------           -----
   Energy -- (6.4%)
   *   Newfield Exploration Co............ 24,955     979,234            0.4%
       Other Securities...................         15,602,943            7.1%
                                                  -----------           -----
   Total Energy...........................         16,582,177            7.5%
                                                  -----------           -----
   Financials -- (22.5%)
   *   Alleghany Corp.....................  2,528   1,197,059            0.6%
       American Financial Group, Inc...... 14,374     908,437            0.4%
   #*  Arch Capital Group, Ltd............ 15,505     940,843            0.4%
       Axis Capital Holdings, Ltd......... 16,105     838,426            0.4%
       CIT Group, Inc..................... 18,439     830,308            0.4%
   #   Comerica, Inc...................... 20,791     985,701            0.5%
   *   E*TRADE Financial Corp............. 44,331   1,276,289            0.6%
       Everest Re Group, Ltd..............  6,183   1,106,201            0.5%
       Legg Mason, Inc.................... 18,412     969,392            0.4%
       NASDAQ OMX Group, Inc. (The)....... 24,288   1,181,125            0.5%
   #   New York Community Bancorp, Inc.... 69,671   1,197,644            0.6%
       PartnerRe, Ltd.....................  8,101   1,036,928            0.5%
   #   People's United Financial, Inc..... 50,218     758,794            0.4%
       Reinsurance Group of America, Inc.. 11,126   1,019,364            0.5%
       RenaissanceRe Holdings, Ltd........  8,505     871,677            0.4%
   #   WR Berkley Corp.................... 19,124     936,885            0.4%
       Zions Bancorporation............... 32,852     930,861            0.4%
       Other Securities...................         41,793,585           18.7%
                                                  -----------           -----
   Total Financials.......................         58,779,519           26.6%
                                                  -----------           -----
   Health Care -- (4.8%)
   *   Alere, Inc......................... 19,422     922,157            0.4%
   #*  Community Health Systems, Inc...... 18,918   1,015,518            0.5%
   *   LifePoint Hospitals, Inc........... 10,900     816,192            0.4%
       Other Securities...................          9,786,997            4.4%
                                                  -----------           -----
   Total Health Care......................         12,540,864            5.7%
                                                  -----------           -----
   Industrials -- (17.0%)
   #   ADT Corp. (The).................... 27,251   1,024,638            0.5%
   #   AGCO Corp.......................... 14,833     764,048            0.4%
       Alaska Air Group, Inc.............. 18,772   1,202,534            0.5%
       AMERCO.............................  5,363   1,727,101            0.8%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           Percentage
                                                   Shares      Value+    of Net Assets**
                                                   ------      ------    ---------------
Industrials -- (Continued)
*     Avis Budget Group, Inc.....................    21,045 $  1,139,376            0.5%
      Curtiss-Wright Corp........................    10,861      793,505            0.4%
#*    JetBlue Airways Corp.......................    57,197    1,174,254            0.5%
*     Quanta Services, Inc.......................    27,094      783,288            0.4%
      Ryder System, Inc..........................     9,234      880,554            0.4%
      Waste Connections, Inc.....................    20,061      951,092            0.4%
      Other Securities...........................             33,948,252           15.3%
                                                            ------------          ------
Total Industrials................................             44,388,642           20.1%
                                                            ------------          ------
Information Technology -- (11.3%)
*     Arrow Electronics, Inc.....................    15,959      952,912            0.4%
      Avnet, Inc.................................    22,307      950,947            0.4%
*     First Solar, Inc...........................    14,864      886,935            0.4%
      Marvell Technology Group, Ltd..............    66,777      935,546            0.4%
*     Qorvo, Inc.................................    12,311      811,418            0.4%
      Other Securities...........................             25,028,828           11.4%
                                                            ------------          ------
Total Information Technology.....................             29,566,586           13.4%
                                                            ------------          ------
Materials -- (6.1%)
#     Huntsman Corp..............................    37,261      858,866            0.4%
      MeadWestvaco Corp..........................    23,115    1,128,012            0.5%
      Reliance Steel & Aluminum Co...............    12,074      781,429            0.4%
      Rock-Tenn Co. Class A......................    14,923      939,850            0.4%
      Steel Dynamics, Inc........................    37,548      830,937            0.4%
      Other Securities...........................             11,512,736            5.2%
                                                            ------------          ------
Total Materials..................................             16,051,830            7.3%
                                                            ------------          ------
Other -- (0.0%)
      Other Securities...........................                     --            0.0%
                                                            ------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...........................                576,375            0.2%
                                                            ------------          ------
Telecommunication Services -- (1.1%)
#     Frontier Communications Corp...............   157,810    1,082,577            0.4%
      Other Securities...........................              1,747,425            0.9%
                                                            ------------          ------
Total Telecommunication Services.................              2,830,002            1.3%
                                                            ------------          ------
Utilities -- (0.5%)
      UGI Corp...................................    28,173      980,702            0.5%
      Other Securities...........................                278,898            0.1%
                                                            ------------          ------
Total Utilities..................................              1,259,600            0.6%
                                                            ------------          ------
TOTAL COMMON STOCKS..............................            220,803,959          100.0%
                                                            ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                     --            0.0%
                                                            ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves. 1,366,608    1,366,608            0.6%
                                                            ------------          ------

SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund............. 3,379,493   39,100,738           17.7%
                                                            ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $221,243,278)..........................             $261,271,305          118.3%
                                                            ============          ======

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 30,800,481          --   --    $ 30,800,481
   Consumer Staples..............    7,427,883          --   --       7,427,883
   Energy........................   16,582,177          --   --      16,582,177
   Financials....................   58,779,519          --   --      58,779,519
   Health Care...................   12,540,864          --   --      12,540,864
   Industrials...................   44,388,642          --   --      44,388,642
   Information Technology........   29,566,586          --   --      29,566,586
   Materials.....................   16,051,830          --   --      16,051,830
   Other.........................           --          --   --              --
   Real Estate Investment Trusts.      576,375          --   --         576,375
   Telecommunication Services....    2,830,002          --   --       2,830,002
   Utilities.....................    1,259,600          --   --       1,259,600
 Rights/Warrants.................           --          --   --              --
 Temporary Cash Investments......    1,366,608          --   --       1,366,608
 Securities Lending Collateral...           -- $39,100,738   --      39,100,738
                                  ------------ -----------   --    ------------
 TOTAL........................... $222,170,567 $39,100,738   --    $261,271,305
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                         Percentage
                                                   Shares    Value+    of Net Assets**
                                                   ------    ------    ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (12.9%)
    Comcast Corp. Class A......................... 128,134 $ 7,401,020            2.8%
#   Comcast Corp. Special Class A.................  35,244   2,029,702            0.8%
    Ford Motor Co................................. 155,504   2,456,963            0.9%
    General Motors Co.............................  65,193   2,285,667            0.9%
    Time Warner Cable, Inc........................  24,305   3,779,914            1.4%
    Time Warner, Inc..............................  58,795   4,962,886            1.9%
    Other Securities..............................          13,052,401            4.9%
                                                           -----------           -----
Total Consumer Discretionary......................          35,968,553           13.6%
                                                           -----------           -----
Consumer Staples -- (5.1%)
    Archer-Daniels-Midland Co.....................  31,138   1,522,025            0.6%
    CVS Health Corp...............................  65,359   6,489,495            2.4%
    Mondelez International, Inc. Class A..........  54,010   2,072,364            0.8%
    Other Securities..............................           4,034,730            1.5%
                                                           -----------           -----
Total Consumer Staples............................          14,118,614            5.3%
                                                           -----------           -----
Energy -- (16.5%)
    Anadarko Petroleum Corp.......................  34,279   3,225,654            1.2%
    Apache Corp...................................  24,596   1,682,366            0.6%
    Baker Hughes, Inc.............................  25,153   1,721,974            0.7%
    Chevron Corp..................................  79,294   8,806,392            3.3%
    ConocoPhillips................................  79,227   5,381,098            2.0%
    Devon Energy Corp.............................  22,345   1,524,152            0.6%
    Exxon Mobil Corp..............................  72,768   6,357,740            2.4%
    Marathon Oil Corp.............................  47,236   1,469,040            0.6%
    Marathon Petroleum Corp.......................  16,810   1,656,962            0.6%
    Occidental Petroleum Corp.....................  30,535   2,445,853            0.9%
    Phillips 66...................................  22,173   1,758,541            0.7%
    Valero Energy Corp............................  36,441   2,073,493            0.8%
    Other Securities..............................           7,670,426            2.9%
                                                           -----------           -----
Total Energy......................................          45,773,691           17.3%
                                                           -----------           -----
Financials -- (19.5%)
    American International Group, Inc.............  46,095   2,594,688            1.0%
    Bank of America Corp.......................... 217,854   3,470,414            1.3%
    Capital One Financial Corp....................  27,950   2,259,757            0.9%
    Citigroup, Inc................................  58,371   3,112,342            1.2%
    Goldman Sachs Group, Inc. (The)...............  17,627   3,462,295            1.3%
    Hartford Financial Services Group, Inc. (The).  35,856   1,461,849            0.6%
    JPMorgan Chase & Co........................... 135,525   8,573,311            3.2%
    Travelers Cos., Inc. (The)....................  14,327   1,448,603            0.5%
    Wells Fargo & Co..............................  49,006   2,700,231            1.0%
    Other Securities..............................          25,013,954            9.5%
                                                           -----------           -----
Total Financials..................................          54,097,444           20.5%
                                                           -----------           -----
Health Care -- (11.0%)
*   Actavis P.L.C.................................   5,750   1,626,445            0.6%
    Aetna, Inc....................................  26,138   2,793,368            1.1%
    Anthem, Inc...................................  19,421   2,931,211            1.1%
*   Boston Scientific Corp........................  85,901   1,530,756            0.6%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Health Care -- (Continued)
#*    Express Scripts Holding Co.........................    37,524 $  3,242,074            1.2%
      Humana, Inc........................................     9,228    1,528,157            0.6%
      Pfizer, Inc........................................   286,100    9,707,373            3.7%
      Thermo Fisher Scientific, Inc......................    14,252    1,791,191            0.7%
      Other Securities...................................              5,470,335            2.0%
                                                                    ------------          ------
Total Health Care........................................             30,620,910           11.6%
                                                                    ------------          ------
Industrials -- (12.1%)
      CSX Corp...........................................    72,868    2,629,806            1.0%
      FedEx Corp.........................................    12,281    2,082,489            0.8%
      General Electric Co................................   389,450   10,546,306            4.0%
      Norfolk Southern Corp..............................    21,811    2,199,639            0.8%
      Northrop Grumman Corp..............................    14,791    2,278,406            0.9%
      Southwest Airlines Co..............................    56,310    2,283,934            0.9%
      Other Securities...................................             11,716,647            4.4%
                                                                    ------------          ------
Total Industrials........................................             33,737,227           12.8%
                                                                    ------------          ------
Information Technology -- (9.6%)
      Cisco Systems, Inc.................................   170,836    4,925,202            1.9%
      EMC Corp...........................................    58,472    1,573,482            0.6%
      Hewlett-Packard Co.................................   124,772    4,113,733            1.6%
      Intel Corp.........................................   123,677    4,025,686            1.5%
      Other Securities...................................             12,184,230            4.6%
                                                                    ------------          ------
Total Information Technology.............................             26,822,333           10.2%
                                                                    ------------          ------
Materials -- (3.7%)
      Freeport-McMoRan, Inc..............................    60,187    1,400,551            0.5%
      Other Securities...................................              8,970,033            3.4%
                                                                    ------------          ------
Total Materials..........................................             10,370,584            3.9%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                167,558            0.1%
                                                                    ------------          ------
Telecommunication Services -- (4.2%)
#     AT&T, Inc..........................................   278,519    9,647,898            3.7%
      Other Securities...................................              2,086,826            0.7%
                                                                    ------------          ------
Total Telecommunication Services.........................             11,734,724            4.4%
                                                                    ------------          ------
Utilities -- (0.4%)
      Other Securities...................................              1,079,320            0.4%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            264,490,958          100.1%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.098%. 1,320,710    1,320,710            0.5%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund..................... 1,056,508   12,223,796            4.6%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $202,771,039)..................................             $278,035,464          105.2%
                                                                    ============          ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 35,968,553          --   --    $ 35,968,553
   Consumer Staples..............   14,118,614          --   --      14,118,614
   Energy........................   45,773,691          --   --      45,773,691
   Financials....................   54,097,444          --   --      54,097,444
   Health Care...................   30,620,910          --   --      30,620,910
   Industrials...................   33,737,227          --   --      33,737,227
   Information Technology........   26,822,333          --   --      26,822,333
   Materials.....................   10,370,584          --   --      10,370,584
   Real Estate Investment Trusts.      167,558          --   --         167,558
   Telecommunication Services....   11,734,724          --   --      11,734,724
   Utilities.....................    1,079,320          --   --       1,079,320
 Temporary Cash Investments......    1,320,710          --   --       1,320,710
 Securities Lending Collateral...           -- $12,223,796   --      12,223,796
                                  ------------ -----------   --    ------------
 TOTAL........................... $265,811,668 $12,223,796   --    $278,035,464
                                  ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                        Percentage
                                                   Shares   Value++   of Net Assets**
                                                   ------   -------   ---------------
COMMON STOCKS -- (90.2%)
AUSTRALIA -- (5.5%)
    BHP Billiton, Ltd............................. 43,919 $ 1,121,532            0.6%
    Macquarie Group, Ltd.......................... 22,275   1,364,835            0.7%
    Wesfarmers, Ltd............................... 38,048   1,311,471            0.7%
    Woodside Petroleum, Ltd....................... 41,118   1,133,919            0.6%
    Other Securities..............................          6,559,247            3.3%
                                                          -----------            ----
TOTAL AUSTRALIA...................................         11,491,004            5.9%
                                                          -----------            ----

AUSTRIA -- (0.2%)
    Other Securities..............................            384,157            0.2%
                                                          -----------            ----

BELGIUM -- (1.4%)
    Other Securities..............................          2,887,433            1.5%
                                                          -----------            ----

CANADA -- (8.0%)
    Bank of Montreal.............................. 17,062   1,114,149            0.6%
    Canadian Natural Resources, Ltd............... 49,828   1,656,781            0.9%
    Suncor Energy, Inc............................ 51,054   1,662,587            0.9%
    Other Securities..............................         12,500,427            6.3%
                                                          -----------            ----
TOTAL CANADA......................................         16,933,944            8.7%
                                                          -----------            ----

DENMARK -- (1.3%)
    Other Securities..............................          2,825,319            1.5%
                                                          -----------            ----

FINLAND -- (0.7%)
    Other Securities..............................          1,557,170            0.8%
                                                          -----------            ----

FRANCE -- (8.3%)
#   AXA SA........................................ 66,570   1,683,278            0.9%
    BNP Paribas SA................................ 25,007   1,579,224            0.8%
    Cie de Saint-Gobain........................... 32,376   1,471,395            0.7%
#   GDF Suez...................................... 61,841   1,258,241            0.6%
    Orange SA..................................... 81,445   1,341,506            0.7%
    Renault SA.................................... 14,931   1,571,005            0.8%
    Societe Generale SA........................... 31,421   1,570,882            0.8%
    Total SA...................................... 23,291   1,261,207            0.6%
    Vivendi SA.................................... 36,160     906,496            0.5%
    Other Securities..............................          4,883,016            2.6%
                                                          -----------            ----
TOTAL FRANCE......................................         17,526,250            9.0%
                                                          -----------            ----

GERMANY -- (6.9%)
#   Allianz SE.................................... 14,626   2,489,559            1.3%
    Bayerische Motoren Werke AG................... 15,609   1,841,309            0.9%
    Daimler AG.................................... 40,269   3,871,730            2.0%
#   Muenchener Rueckversicherungs-Gesellschaft AG.  5,240   1,022,835            0.5%
    Other Securities..............................          5,334,035            2.8%
                                                          -----------            ----
TOTAL GERMANY.....................................         14,559,468            7.5%
                                                          -----------            ----

HONG KONG -- (2.5%)
    Hutchison Whampoa, Ltd........................ 78,000   1,144,725            0.6%
    Sun Hung Kai Properties, Ltd.................. 56,362     936,814            0.5%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 HONG KONG -- (Continued)
     Other Securities......................         $ 3,251,074            1.7%
                                                    -----------           -----
 TOTAL HONG KONG...........................           5,332,613            2.8%
                                                    -----------           -----

 IRELAND -- (0.2%)
     Other Securities......................             435,076            0.2%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................             969,145            0.5%
                                                    -----------           -----

 ITALY -- (1.3%)
     UniCredit SpA......................... 140,141   1,005,950            0.5%
     Other Securities......................           1,696,662            0.9%
                                                    -----------           -----
 TOTAL ITALY...............................           2,702,612            1.4%
                                                    -----------           -----

 JAPAN -- (19.3%)
     Honda Motor Co., Ltd..................  64,200   2,152,328            1.1%
     Mitsubishi UFJ Financial Group, Inc... 412,000   2,926,992            1.5%
     Mizuho Financial Group, Inc........... 986,300   1,880,164            1.0%
     Nissan Motor Co., Ltd................. 102,200   1,060,907            0.6%
     NTT DOCOMO, Inc.......................  58,700   1,039,723            0.5%
     Sumitomo Mitsui Financial Group, Inc..  53,400   2,331,689            1.2%
     Other Securities......................          29,101,192           15.0%
                                                    -----------           -----
 TOTAL JAPAN...............................          40,492,995           20.9%
                                                    -----------           -----

 NETHERLANDS -- (2.6%)
 *   ING Groep NV.......................... 109,394   1,678,272            0.9%
     Other Securities......................           3,798,968            1.9%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           5,477,240            2.8%
                                                    -----------           -----

 NEW ZEALAND -- (0.1%)
     Other Securities......................             212,972            0.1%
                                                    -----------           -----

 NORWAY -- (0.7%)
     Other Securities......................           1,434,630            0.7%
                                                    -----------           -----

 PORTUGAL -- (0.1%)
     Other Securities......................             153,913            0.1%
                                                    -----------           -----

 SINGAPORE -- (1.0%)
     Other Securities......................           2,131,106            1.1%
                                                    -----------           -----

 SPAIN -- (2.1%)
     Iberdrola SA.......................... 282,717   1,892,307            1.0%
     Other Securities......................           2,590,008            1.3%
                                                    -----------           -----
 TOTAL SPAIN...............................           4,482,315            2.3%
                                                    -----------           -----

 SWEDEN -- (2.8%)
     Svenska Cellulosa AB SCA Class B......  42,476   1,074,429            0.6%
     Other Securities......................           4,775,981            2.4%
                                                    -----------           -----
 TOTAL SWEDEN..............................           5,850,410            3.0%
                                                    -----------           -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                                Shares     Value++    of Net Assets**
                                                ------     -------    ---------------
SWITZERLAND -- (8.3%)
      ABB, Ltd................................    72,246 $  1,583,086            0.8%
      Adecco SA...............................    11,017      897,849            0.5%
      Cie Financiere Richemont SA.............    12,757    1,137,069            0.6%
      Holcim, Ltd.............................    13,089    1,051,445            0.5%
      Novartis AG.............................    32,311    3,298,052            1.7%
      Swiss Re AG.............................    19,881    1,763,591            0.9%
      UBS Group AG............................    60,854    1,215,700            0.6%
      Zurich Insurance Group AG...............     6,258    1,931,552            1.0%
      Other Securities........................              4,500,347            2.4%
                                                         ------------          ------
TOTAL SWITZERLAND.............................             17,378,691            9.0%
                                                         ------------          ------

UNITED KINGDOM -- (16.4%)
      Anglo American P.L.C....................    62,057    1,051,401            0.5%
      Barclays P.L.C. Sponsored ADR...........   159,840    2,515,882            1.3%
      BP P.L.C. Sponsored ADR.................   175,663    7,581,615            3.9%
      HSBC Holdings P.L.C. Sponsored ADR......    98,961    4,911,435            2.5%
      Lloyds Banking Group P.L.C. ADR.........   357,478    1,705,170            0.9%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...    44,928    2,901,900            1.5%
      Royal Dutch Shell P.L.C. ADR(780259206).    55,539    3,522,839            1.8%
      Standard Chartered P.L.C................    88,904    1,455,554            0.7%
      Vodafone Group P.L.C.................... 1,032,065    3,636,177            1.9%
      Other Securities........................              5,112,421            2.7%
                                                         ------------          ------
TOTAL UNITED KINGDOM..........................             34,394,394           17.7%
                                                         ------------          ------
TOTAL COMMON STOCKS...........................            189,612,857           97.7%
                                                         ------------          ------

PREFERRED STOCKS -- (1.0%)
GERMANY -- (1.0%)
#     Volkswagen AG...........................     6,774    1,743,937            0.9%
      Other Securities........................                384,098            0.2%
                                                         ------------          ------
TOTAL GERMANY.................................              2,128,035            1.1%
                                                         ------------          ------
TOTAL PREFERRED STOCKS........................              2,128,035            1.1%
                                                         ------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                     --            0.0%
                                                         ------------          ------

SPAIN -- (0.0%)
      Other Securities........................                  8,782            0.0%
                                                         ------------          ------
TOTAL RIGHTS/WARRANTS.........................                  8,782            0.0%
                                                         ------------          ------

                                                           Value+
                                                  -        ------

SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund.......... 1,599,359   18,504,580            9.5%
                                                         ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $202,119,673).......................             $210,254,254          108.3%
                                                         ============          ======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    71,806 $ 11,419,198   --    $ 11,491,004
    Austria.....................          --      384,157   --         384,157
    Belgium.....................          --    2,887,433   --       2,887,433
    Canada......................  16,933,944           --   --      16,933,944
    Denmark.....................          --    2,825,319   --       2,825,319
    Finland.....................          --    1,557,170   --       1,557,170
    France......................         556   17,525,694   --      17,526,250
    Germany.....................     931,401   13,628,067   --      14,559,468
    Hong Kong...................          --    5,332,613   --       5,332,613
    Ireland.....................     193,503      241,573   --         435,076
    Israel......................     257,933      711,212   --         969,145
    Italy.......................     291,400    2,411,212   --       2,702,612
    Japan.......................     270,861   40,222,134   --      40,492,995
    Netherlands.................   1,085,788    4,391,452   --       5,477,240
    New Zealand.................          --      212,972   --         212,972
    Norway......................     135,573    1,299,057   --       1,434,630
    Portugal....................          --      153,913   --         153,913
    Singapore...................          --    2,131,106   --       2,131,106
    Spain.......................          --    4,482,315   --       4,482,315
    Sweden......................     336,478    5,513,932   --       5,850,410
    Switzerland.................     336,772   17,041,919   --      17,378,691
    United Kingdom..............  24,350,939   10,043,455   --      34,394,394
  Preferred Stocks
    Germany.....................          --    2,128,035   --       2,128,035
  Rights/Warrants
    Australia...................          --           --   --              --
    Spain.......................          --        8,782   --           8,782
  Securities Lending Collateral.          --   18,504,580   --      18,504,580
                                 ----------- ------------   --    ------------
  TOTAL......................... $45,196,954 $165,057,300   --    $210,254,254
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 COMMON STOCKS -- (88.9%)
 AUSTRALIA -- (5.1%)
     Other Securities......................         $ 8,610,239            5.6%
                                                    -----------            ----

 AUSTRIA -- (0.8%)
     Other Securities......................           1,379,738            0.9%
                                                    -----------            ----

 BELGIUM -- (1.4%)
     Ackermans & van Haaren NV.............   2,310     282,317            0.2%
     Other Securities......................           2,075,047            1.3%
                                                    -----------            ----
 TOTAL BELGIUM.............................           2,357,364            1.5%
                                                    -----------            ----

 CANADA -- (7.3%)
     Other Securities......................          12,431,324            8.1%
                                                    -----------            ----

 CHINA -- (0.1%)
     Other Securities......................             102,143            0.1%
                                                    -----------            ----

 DENMARK -- (1.5%)
     Other Securities......................           2,616,883            1.7%
                                                    -----------            ----

 FINLAND -- (2.4%)
     Amer Sports Oyj.......................  12,055     301,688            0.2%
     Elisa Oyj.............................   9,839     301,421            0.2%
 #   Huhtamaki Oyj.........................   9,505     303,853            0.2%
     Other Securities......................           3,093,929            2.0%
                                                    -----------            ----
 TOTAL FINLAND.............................           4,000,891            2.6%
                                                    -----------            ----

 FRANCE -- (3.6%)
     Lagardere SCA.........................  10,616     340,783            0.2%
     Teleperformance.......................   4,848     363,911            0.3%
     Other Securities......................           5,416,501            3.5%
                                                    -----------            ----
 TOTAL FRANCE..............................           6,121,195            4.0%
                                                    -----------            ----

 GERMANY -- (4.4%)
     Deutsche Wohnen AG....................  14,048     368,468            0.2%
     Freenet AG............................   9,694     313,990            0.2%
     Other Securities......................           6,802,068            4.5%
                                                    -----------            ----
 TOTAL GERMANY.............................           7,484,526            4.9%
                                                    -----------            ----

 HONG KONG -- (2.9%)
     Other Securities......................           4,994,727            3.2%
                                                    -----------            ----

 IRELAND -- (0.5%)
     Other Securities......................             910,297            0.6%
                                                    -----------            ----

 ISRAEL -- (0.6%)
     Other Securities......................           1,032,508            0.7%
                                                    -----------            ----

 ITALY -- (3.6%)
 *   Banca Popolare dell'Emilia Romagna SC.  36,404     299,453            0.2%
 *   Banca Popolare di Milano Scarl........ 385,684     397,419            0.3%
 *   Banco Popolare SC.....................  17,660     279,199            0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------
   ITALY -- (Continued)
   *   Finmeccanica SpA..................  29,283 $   373,619            0.2%
       Prysmian SpA......................  13,751     280,425            0.2%
       Other Securities..................           4,554,657            2.9%
                                                  -----------           -----
   TOTAL ITALY...........................           6,184,772            4.0%
                                                  -----------           -----

   JAPAN -- (19.6%)
       Other Securities..................          33,510,340           21.8%
                                                  -----------           -----

   NETHERLANDS -- (2.0%)
       Delta Lloyd NV....................  15,787     298,550            0.2%
   #   TNT Express NV....................  37,413     319,360            0.2%
       Other Securities..................           2,717,470            1.8%
                                                  -----------           -----
   TOTAL NETHERLANDS.....................           3,335,380            2.2%
                                                  -----------           -----

   NEW ZEALAND -- (1.2%)
       Other Securities..................           1,996,369            1.3%
                                                  -----------           -----

   NORWAY -- (0.8%)
       Other Securities..................           1,383,554            0.9%
                                                  -----------           -----

   PORTUGAL -- (0.4%)
       Other Securities..................             708,412            0.4%
                                                  -----------           -----

   SINGAPORE -- (1.1%)
       Other Securities..................           1,792,574            1.2%
                                                  -----------           -----

   SPAIN -- (2.1%)
       Viscofan SA.......................   4,280     272,034            0.2%
       Other Securities..................           3,375,429            2.2%
                                                  -----------           -----
   TOTAL SPAIN...........................           3,647,463            2.4%
                                                  -----------           -----

   SWEDEN -- (2.9%)
       Other Securities..................           4,994,614            3.2%
                                                  -----------           -----

   SWITZERLAND -- (4.3%)
       ams AG............................   5,448     296,193            0.2%
       GAM Holding AG....................  12,356     278,764            0.2%
       Georg Fischer AG..................     398     281,507            0.2%
       Helvetia Holding AG...............     617     350,544            0.2%
       Other Securities..................           6,141,459            4.0%
                                                  -----------           -----
   TOTAL SWITZERLAND.....................           7,348,467            4.8%
                                                  -----------           -----

   UNITED KINGDOM -- (20.3%)
       Balfour Beatty P.L.C.............. 110,736     409,864            0.3%
       Barratt Developments P.L.C........  88,920     705,433            0.5%
       Bellway P.L.C.....................  18,566     564,447            0.4%
       Bovis Homes Group P.L.C...........  20,138     286,733            0.2%
       Carillion P.L.C...................  57,626     287,517            0.2%
       Close Brothers Group P.L.C........  22,678     530,108            0.3%
       Croda International P.L.C.........   9,510     412,703            0.3%
       Daily Mail & General Trust P.L.C..  35,532     488,443            0.3%
       DCC P.L.C.........................  13,610     865,780            0.6%
       DS Smith P.L.C.................... 142,452     761,684            0.5%
       Elementis P.L.C...................  68,702     319,708            0.2%
   *   Firstgroup P.L.C.................. 190,080     288,719            0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
UNITED KINGDOM -- (Continued)
     Greencore Group P.L.C................    59,342 $    322,024            0.2%
     Halma P.L.C..........................    56,949      620,224            0.4%
     Hays P.L.C...........................   208,206      489,358            0.3%
     Howden Joinery Group P.L.C...........    99,034      705,004            0.5%
     Inchcape P.L.C.......................    24,576      312,608            0.2%
     Informa P.L.C........................    33,824      288,064            0.2%
     Jardine Lloyd Thompson Group P.L.C...    17,715      288,496            0.2%
     Man Group P.L.C......................    98,343      289,965            0.2%
     National Express Group P.L.C.........    61,622      271,382            0.2%
     Pennon Group P.L.C...................    21,626      283,831            0.2%
     Rotork P.L.C.........................    11,797      425,699            0.3%
     RPC Group P.L.C......................    37,293      342,739            0.2%
     Senior P.L.C.........................    60,771      291,812            0.2%
     Spectris P.L.C.......................    18,191      597,858            0.4%
     Spirax-Sarco Engineering P.L.C.......     6,360      329,232            0.2%
     UNITE Group P.L.C. (The).............    32,989      303,126            0.2%
     Victrex P.L.C........................    10,129      306,571            0.2%
     WS Atkins P.L.C......................    15,631      320,719            0.2%
     Other Securities.....................             22,003,631           14.0%
                                                     ------------          ------
TOTAL UNITED KINGDOM......................             34,713,482           22.5%
                                                     ------------          ------

UNITED STATES -- (0.0%)
     Other Securities.....................                 39,529            0.0%
                                                     ------------          ------
TOTAL COMMON STOCKS.......................            151,696,791           98.6%
                                                     ------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
     Other Securities.....................                174,856            0.1%
                                                     ------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
     Other Securities.....................                     --            0.0%
                                                     ------------          ------

BELGIUM -- (0.0%)
     Other Securities.....................                  1,308            0.0%
                                                     ------------          ------

AUSTRIA -- (0.0%)
     Other Securities.....................                     --            0.0%
                                                     ------------          ------

HONG KONG -- (0.0%)
     Other Securities.....................                 35,958            0.1%
                                                     ------------          ------

                                                       Value+
                                              -        ------            -
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@ DFA Short Term Investment Fund        1,625,427   18,806,196           12.2%
                                                     ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $155,400,173)...................             $170,715,109          111.0%
                                                     ============          ======

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    92,827 $  8,517,412   --    $  8,610,239
    Austria.....................          --    1,379,738   --       1,379,738
    Belgium.....................          --    2,357,364   --       2,357,364
    Canada......................  12,173,944      257,380   --      12,431,324
    China.......................          --      102,143   --         102,143
    Denmark.....................          --    2,616,883   --       2,616,883
    Finland.....................          --    4,000,891   --       4,000,891
    France......................          --    6,121,195   --       6,121,195
    Germany.....................          --    7,484,526   --       7,484,526
    Hong Kong...................      23,762    4,970,965   --       4,994,727
    Ireland.....................          --      910,297   --         910,297
    Israel......................          --    1,032,508   --       1,032,508
    Italy.......................          --    6,184,772   --       6,184,772
    Japan.......................      41,082   33,469,258   --      33,510,340
    Netherlands.................          --    3,335,380   --       3,335,380
    New Zealand.................          --    1,996,369   --       1,996,369
    Norway......................      19,643    1,363,911   --       1,383,554
    Portugal....................          --      708,412   --         708,412
    Singapore...................      26,909    1,765,665   --       1,792,574
    Spain.......................          --    3,647,463   --       3,647,463
    Sweden......................          --    4,994,614   --       4,994,614
    Switzerland.................          --    7,348,467   --       7,348,467
    United Kingdom..............          --   34,713,482   --      34,713,482
    United States...............      39,529           --   --          39,529
  Preferred Stocks
    Germany.....................          --      174,856   --         174,856
  Rights/Warrants
    Australia...................          --           --   --              --
    Belgium.....................          --        1,308   --           1,308
    Austria.....................          --           --   --              --
    Hong Kong...................          --       35,958   --          35,958
  Securities Lending Collateral.          --   18,806,196   --      18,806,196
                                 ----------- ------------   --    ------------
  TOTAL......................... $12,417,696 $158,297,413   --    $170,715,109
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
AGENCY OBLIGATIONS -- (6.6%)
Federal Home Loan Bank
      2.000%, 09/09/16............................. $3,000 $ 3,061,950
      0.500%, 10/17/16.............................  1,000     999,480
      1.625%, 12/09/16.............................  1,700   1,728,478
Federal Home Loan Mortgage Corporation
      2.000%, 08/25/16.............................    700     713,973
      0.875%, 10/14/16.............................    800     804,434
      0.500%, 01/27/17.............................  1,000     998,100
      1.000%, 03/08/17.............................  1,000   1,006,259
Federal National Mortgage Association
      0.375%, 07/05/16.............................  1,500   1,498,728
      1.250%, 01/30/17.............................    500     505,232
      5.000%, 02/13/17.............................  1,000   1,077,138
      0.750%, 04/20/17.............................    700     701,726
                                                           -----------
TOTAL AGENCY OBLIGATIONS...........................         13,095,498
                                                           -----------

BONDS -- (56.6%)
3M Co.
      1.375%, 09/29/16.............................    500     506,030
Agence Francaise de Developpement
      1.125%, 10/03/16.............................  1,454   1,463,893
Apple, Inc.
#     0.450%, 05/03/16.............................  2,200   2,201,683
Australia & New Zealand Banking Group, Ltd.
#     1.250%, 01/10/17.............................  1,500   1,505,416
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)   0.651%, 01/10/17.............................  1,800   1,802,282
(r)   0.651%, 01/10/17.............................  1,000   1,001,250
Bank Nederlandse Gemeenten NV
      1.125%, 09/12/16.............................    600     603,823
      0.625%, 09/15/16.............................  2,400   2,399,570
      5.125%, 10/05/16.............................    200     212,577
      0.875%, 02/21/17.............................  1,896   1,897,905
Bank of Montreal
      1.300%, 07/15/16.............................  2,500   2,517,757
Bank of Montreal Floating Rate Note
#(r)  0.795%, 07/15/16.............................  2,250   2,260,953
Bank of Nova Scotia (The)
      1.375%, 07/15/16.............................  2,240   2,258,440
Bank of Nova Scotia (The) Floating Rate Note
#(r)  0.795%, 07/15/16.............................  2,200   2,210,446
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)   0.421%, 01/10/17.............................    902     902,694
(r)   0.446%, 01/13/17.............................  3,500   3,503,930

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Berkshire Hathaway, Inc.
#    2.200%, 08/15/16............................. $  323 $  329,581
Caisse des Depots et Consignations
     0.875%, 11/07/16.............................  1,200  1,203,742
Canada Government International Bond
     0.875%, 02/14/17.............................    500    502,238
Canadian Imperial Bank of Commerce Floating Rate
 Note
(r)  0.795%, 07/18/16.............................    200    200,884
Chevron Corp. Floating Rate Note
(r)  0.362%, 02/22/17.............................  1,300  1,302,220
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA Floating Rate Note
(r)  0.542%, 11/23/16.............................    900    899,885
Council Of Europe Development Bank
     1.250%, 09/22/16.............................  2,000  2,018,488
     1.500%, 02/22/17.............................    400    405,660
DBS Bank, Ltd.
     2.375%, 09/14/15.............................  1,800  1,810,798
Denmark Government International Bond
     0.875%, 03/20/17.............................    500    501,645
Development Bank of Japan, Inc.
     2.750%, 03/15/16.............................  1,000  1,019,749
     1.625%, 10/05/16.............................  2,000  2,026,108
     5.125%, 02/01/17.............................    500    536,843
     5.125%, 02/01/17.............................  1,000  1,073,389
     1.500%, 03/13/17.............................    500    505,568
Erste Abwicklungsanstalt
     1.000%, 02/27/17.............................  3,400  3,409,843
European Bank for Reconstruction & Development
     1.375%, 10/20/16.............................    500    506,858
     1.000%, 02/16/17.............................  1,857  1,870,519
European Investment Bank
     1.125%, 12/15/16.............................  1,000  1,008,577
     3.125%, 12/15/16.............................    300    311,936
     4.875%, 01/17/17.............................    500    535,447
     1.750%, 03/15/17.............................  2,800  2,855,611
FMS Wertmanagement AoeR
     1.125%, 10/14/16.............................  1,628  1,640,790
     0.625%, 01/30/17.............................  1,000    999,813
General Electric Capital Corp.
#    5.400%, 02/15/17.............................    300    323,743
     2.450%, 03/15/17.............................  2,000  2,054,768
Inter-American Development Bank
     5.125%, 09/13/16.............................  2,000  2,123,152
International Bank for Reconstruction &
 Development
     0.625%, 10/14/16.............................    500    499,942
     0.625%, 05/02/17.............................  1,000    997,530

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
BONDS -- (Continued)
KFW
     2.000%, 06/01/16............................. $1,000 $1,017,057
     1.250%, 10/05/16.............................  1,000  1,009,912
     0.750%, 03/17/17.............................  3,300  3,304,458
Kommunalbanken A.S.
     0.875%, 10/03/16.............................  1,000  1,003,586
Kommuninvest I Sverige AB
     1.625%, 02/13/17.............................  1,000  1,015,358
Landeskreditbank Baden- Wuerttemberg Foerderbank
     0.625%, 01/26/17.............................    800    797,999
     0.875%, 03/20/17.............................  1,000  1,001,337
Manitoba, Province of Canada
     4.900%, 12/06/16.............................  1,000  1,066,452
Merck & Co., Inc. Floating Rate Note
(r)  0.381%, 02/10/17.............................  1,000  1,000,435
Municipality Finance P.L.C.
     1.250%, 09/12/16.............................    500    504,245
National Australia Bank, Ltd.
     2.750%, 09/28/15.............................  1,000  1,008,960
#    0.900%, 01/20/16.............................  1,500  1,504,875
#    1.300%, 07/25/16.............................    500    503,156
National Australia Bank, Ltd. Floating Rate Note
(r)  0.827%, 07/25/16.............................  1,000  1,004,467
(r)  0.692%, 12/02/16.............................    500    501,797
Nederlandse Waterschapsbank NV
#    2.125%, 06/16/16.............................  2,500  2,545,725
Nordea Bank AB
     3.125%, 03/20/17.............................  1,270  1,314,671
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  0.450%, 06/13/16.............................  1,300  1,300,221
Nordic Investment Bank
     1.000%, 03/07/17.............................    300    301,769
Oesterreichische Kontrollbank AG
     0.750%, 12/15/16.............................  2,120  2,124,357
Ontario, Province of Canada
     2.300%, 05/10/16.............................  1,300  1,323,244
     1.000%, 07/22/16.............................  1,100  1,105,620
#    1.600%, 09/21/16.............................  1,900  1,924,803
Royal Bank of Canada
#    1.200%, 01/23/17.............................  2,600  2,614,066
#    1.000%, 04/27/17.............................    400    399,909
Royal Bank of Canada Floating Rate Note
(r)  0.724%, 09/09/16.............................    750    752,498
(r)  0.539%, 02/03/17.............................  1,500  1,501,297
Svensk Exportkredit AB
     0.625%, 05/31/16.............................  1,300  1,301,209
     5.125%, 03/01/17.............................  1,300  1,402,310
Svenska Handelsbanken AB
     3.125%, 07/12/16.............................    550    565,013

                                                    Face
                                                   Amount    Value+
                                                   ------    ------
                                                   (000)
Svenska Handelsbanken AB Floating Rate Note
(r)  0.735%, 09/23/16............................. $2,900 $  2,911,861
Toronto-Dominion Bank (The)
     2.500%, 07/14/16.............................    400      408,712
     1.500%, 09/09/16.............................  1,000    1,010,316
#    2.375%, 10/19/16.............................    200      204,720
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.446%, 07/13/16.............................  2,000    2,000,746
(r)  0.531%, 01/06/17.............................  1,500    1,501,665
Total Capital SA
     3.000%, 06/24/15.............................    700      702,545
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.365%, 09/23/16.............................  2,000    1,999,872
(r)  0.451%, 02/16/17.............................  2,000    2,000,340
Westpac Banking Corp.
#    0.950%, 01/12/16.............................  2,135    2,142,596
                                                          ------------
TOTAL BONDS.......................................         112,328,155
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (10.2%)
U.S. Treasury Bill
#    0.004%, 05/21/15.............................  2,000    2,000,012
U.S. Treasury Notes
     1.500%, 06/30/16.............................  2,000    2,026,876
     1.500%, 07/31/16.............................  1,000    1,014,062
     0.625%, 08/15/16.............................  1,500    1,504,570
     1.000%, 08/31/16.............................  1,600    1,612,626
     1.000%, 10/31/16.............................  2,300    2,319,226
     0.500%, 11/30/16.............................  1,000    1,000,625
     0.625%, 12/15/16.............................  2,000    2,004,376
     0.875%, 12/31/16.............................  1,700    1,710,758
     0.500%, 01/31/17.............................  2,000    1,999,062
     0.875%, 02/28/17.............................    600      603,656
     0.750%, 03/15/17.............................  1,000    1,003,672
#    0.500%, 03/31/17.............................  1,000      998,828
     1.000%, 03/31/17.............................    500      504,101
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS...................          20,302,450
                                                          ------------

COMMERCIAL PAPER -- (16.8%)
Astrazeneca P.L.C.
##   0.110%, 06/03/15.............................  1,000      999,882
Bank of Nova Scotia (The)
     0.491%, 12/05/16.............................    700      699,874
BNZ International Funding, Ltd.
##   0.180%, 07/07/15.............................    500      499,844
Caisse des Depots et Consignations
##   0.130%, 05/18/15.............................  2,000    1,999,895
##   0.150%, 06/16/15.............................  2,000    1,999,627
Coca-Cola Co. (The)
##   0.120%, 05/19/15.............................  2,500    2,499,894

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount         Value+
                                                    ------         ------
                                                    (000)
COMMERCIAL PAPER -- (Continued)
Commonwealth Bank of Australia
##  0.150%, 07/02/15.............................     $1,000      $  999,750
##  0.160%, 07/21/15.............................      2,500       2,499,060
CPPIB Capital, Inc.
##  0.120%, 06/12/15.............................      1,500       1,499,719
DBS Bank, Ltd.
##  0.140%, 05/19/15.............................      1,000         999,944
Emerson Electric Corp.
##  0.120%, 05/08/15.............................      1,000         999,982
##  0.110%, 05/26/15.............................      2,500       2,499,856
##  0.110%, 05/28/15.............................      1,600       1,599,900
Erste Abwicklungsanstalt
##  0.150%, 05/18/15.............................        800         799,958
Nordea Bank Finland P.L.C.
    0.538%, 02/13/17.............................      2,500       2,499,543
NRW Bank
##  0.145%, 05/27/15.............................      2,000       1,999,772
##  0.145%, 06/03/15.............................      1,000         999,848
##  0.180%, 07/23/15.............................        500         499,804
Old Line Funding LLC
##  0.120%, 05/18/15.............................      1,500       1,499,895
Oversea Chinese Banking
    0.130%, 05/05/15.............................      1,000         999,986
    0.180%, 06/24/15.............................        450         449,895

                                                       Face
                                                      Amount      Value+
                                                      ------      ------
                                                      (000)
COMMERCIAL PAPER -- (Continued)
PSP Capital, Inc.
##    0.150%, 05/12/15............................. $      500 $    499,983
Svenska Handelsbanken AB
      0.437%, 08/17/16.............................        500      500,187
Total Capital Canada, Ltd.
##    0.120%, 07/27/15.............................      1,000      999,562
Westpac Securities New Zealand, Ltd.
##    0.200%, 07/20/15.............................      1,800    1,799,417
                                                               ------------
TOTAL COMMERCIAL PAPER.............................              33,345,077
                                                               ------------

                                                      Shares
                                                      ------        -
TEMPORARY CASH INVESTMENTS -- (1.5%)
      State Street Institutional Liquid Reserves,
       0.098%......................................  2,974,665    2,974,665
                                                               ------------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@  DFA Short Term Investment Fund...............  1,424,207   16,478,077
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $198,413,868)..............................             $198,523,922
                                                               ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                  Level 1     Level 2    Level 3    Total
                                 ---------- ------------ ------- ------------
  Agency Obligations............         -- $ 13,095,498   --    $ 13,095,498
  Bonds.........................         --  112,328,155   --     112,328,155
  U.S. Treasury Obligations.....         --   20,302,450   --      20,302,450
  Commercial Paper..............         --   33,345,077   --      33,345,077
  Temporary Cash Investments.... $2,974,665           --   --       2,974,665
  Securities Lending Collateral.         --   16,478,077   --      16,478,077
                                 ---------- ------------   --    ------------
  TOTAL......................... $2,974,665 $195,549,257   --    $198,523,922
                                 ========== ============   ==    ============


                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
BONDS -- (89.6%)
AUSTRALIA -- (8.4%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.............................    4,838 $ 4,903,371
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................      900     925,214
#   2.250%, 03/13/19.............................    4,500   4,557,712
    2.300%, 09/06/19.............................      500     504,955
National Australia Bank, Ltd.
    2.300%, 07/25/18.............................    4,000   4,083,716
    2.250%, 07/01/19.............................      500     504,371
Westpac Banking Corp.
#   2.250%, 01/17/19.............................    4,800   4,899,682
                                                           -----------
TOTAL AUSTRALIA..................................           20,379,021
                                                           -----------

AUSTRIA -- (2.1%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................    1,000     999,628
    2.000%, 12/17/18............................. GBP  967   1,524,377
    1.625%, 03/12/19.............................    2,500   2,527,970
                                                           -----------
TOTAL AUSTRIA....................................            5,051,975
                                                           -----------

CANADA -- (10.6%)
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................    3,000   3,014,514
    2.050%, 06/05/19.............................    1,000   1,004,440
Canada Government International Bond
    1.625%, 02/27/19.............................    2,900   2,941,134
Ontario, Province of Canada
    2.000%, 01/30/19.............................    4,450   4,548,118
    4.000%, 10/07/19.............................    1,600   1,761,331
Royal Bank of Canada
#   2.200%, 07/27/18.............................    5,000   5,099,825
    2.150%, 03/15/19.............................    1,000   1,012,106
Toronto-Dominion Bank (The)
    2.625%, 09/10/18.............................    1,500   1,548,136
    2.125%, 07/02/19.............................    3,000   3,040,548
    2.250%, 11/05/19.............................    1,000   1,010,662
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................      750     754,496
                                                           -----------
TOTAL CANADA.....................................           25,735,310
                                                           -----------

DENMARK -- (0.4%)
Kommunekredit
    1.125%, 03/15/18.............................    1,000     999,412
                                                           -----------

FINLAND -- (0.6%)
Finland Government International Bond
    1.625%, 10/01/18.............................    1,000   1,014,825

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
FINLAND -- (Continued)
Municipality Finance P.L.C.
     1.750%, 05/21/19..............................      500 $   505,803
                                                             -----------
TOTAL FINLAND......................................            1,520,628
                                                             -----------

FRANCE -- (3.1%)
Dexia Credit Local SA
     2.250%, 01/30/19..............................    2,000   2,044,088
Total Capital International SA
     2.125%, 01/10/19..............................    1,000   1,020,627
     2.100%, 06/19/19..............................    2,650   2,688,412
Total Capital SA
     2.125%, 08/10/18..............................    1,300   1,329,831
     3.875%, 12/14/18.............................. GBP  250     415,581
                                                             -----------
TOTAL FRANCE.......................................            7,498,539
                                                             -----------

GERMANY -- (2.7%)
KFW
     1.875%, 04/01/19..............................      500     510,328
NRW Bank
     1.875%, 07/01/19..............................    1,700   1,718,479
     2.000%, 09/23/19..............................    3,200   3,249,808
State of North Rhine-Westphalia
     1.625%, 01/22/20..............................    1,000     995,132
                                                             -----------
TOTAL GERMANY......................................            6,473,747
                                                             -----------

JAPAN -- (4.2%)
Development Bank of Japan, Inc.
     1.625%, 09/25/19..............................    1,000     999,185
Japan Bank for International Cooperation
     1.750%, 07/31/18..............................    4,000   4,050,752
     1.750%, 05/29/19..............................    2,030   2,046,804
     1.750%, 05/29/19..............................      400     403,016
Japan Finance Organization for Municipalities
     1.375%, 02/05/18..............................    1,000   1,000,564
     2.125%, 03/06/19..............................    1,700   1,726,843
                                                             -----------
TOTAL JAPAN........................................           10,227,164
                                                             -----------

NETHERLANDS -- (9.0%)
Bank Nederlandse Gemeenten NV
     1.875%, 12/07/18.............................. GBP  350     548,808
     1.875%, 06/11/19..............................    5,000   5,089,795
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     2.250%, 01/14/19..............................    5,535   5,616,968
Nederlandse Waterschapsbank NV
     1.875%, 03/13/19..............................    3,600   3,658,691
     1.750%, 09/05/19..............................    1,000   1,008,035
Shell International Finance BV
     1.900%, 08/10/18..............................    4,000   4,072,176

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount^     Value+
                                                     -------     ------
                                                      (000)
NETHERLANDS -- (Continued)
     2.000%, 11/15/18..............................      1,300 $ 1,324,367
     4.300%, 09/22/19..............................        500     553,027
                                                               -----------
TOTAL NETHERLANDS..................................             21,871,867
                                                               -----------

NORWAY -- (5.2%)
Kommunalbanken A.S.
     2.125%, 03/15/19..............................      2,200   2,257,602
     1.750%, 05/28/19..............................      3,500   3,541,405
     1.500%, 10/22/19..............................        300     298,730
Statoil ASA
     1.150%, 05/15/18..............................      1,600   1,594,173
     1.950%, 11/08/18..............................      1,100   1,117,499
     2.250%, 11/08/19..............................      3,650   3,717,361
                                                               -----------
TOTAL NORWAY.......................................             12,526,770
                                                               -----------

SINGAPORE -- (1.7%)
Singapore Government Bond
     2.500%, 06/01/19.............................. SGD  5,165   4,058,877
                                                               -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.7%)
Asian Development Bank
     1.875%, 04/12/19..............................      1,000   1,020,329
European Investment Bank
     1.625%, 12/18/18..............................      1,000   1,013,780
     1.500%, 02/01/19.............................. GBP    500     773,594
     1.875%, 03/15/19..............................      1,600   1,634,779
International Bank for Reconstruction &
 Development
     1.875%, 03/15/19..............................      3,000   3,068,004
Nordic Investment Bank
     1.875%, 06/14/19..............................      1,300   1,325,295
                                                               -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.......              8,835,781
                                                               -----------

SWEDEN -- (7.1%)
Kommuninvest I Sverige AB
     2.000%, 11/12/19..............................      2,250   2,288,133
Nordea Bank AB
     2.375%, 04/04/19..............................      4,000   4,070,392
Svensk Exportkredit AB
     1.875%, 12/21/18.............................. GBP    500     784,101
     1.875%, 06/17/19..............................      4,200   4,271,245
Svenska Handelsbanken AB
     2.500%, 01/25/19..............................      3,000   3,071,307
     2.250%, 06/17/19..............................      2,750   2,778,534
                                                               -----------
TOTAL SWEDEN.......................................             17,263,712
                                                               -----------

UNITED KINGDOM -- (1.4%)
United Kingdom Gilt
     1.250%, 07/22/18.............................. GBP  2,000   3,098,660
     1.750%, 07/22/19..............................    GBP 200     314,009
                                                               -----------
TOTAL UNITED KINGDOM...............................              3,412,669
                                                               -----------

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)

UNITED STATES -- (29.4%)
3M Co.
    1.625%, 06/15/19.............................   1,350 $  1,352,078
Apple, Inc.
    2.100%, 05/06/19.............................   4,150    4,235,648
    1.550%, 02/07/20.............................   1,700    1,682,152
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................   5,200    5,290,527
Chevron Corp.
    1.718%, 06/24/18.............................     173      175,246
    2.193%, 11/15/19.............................   2,000    2,042,384
    1.961%, 03/03/20.............................   3,800    3,818,016
Cisco Systems, Inc.
    4.450%, 01/15/20.............................     263      293,403
Coca-Cola Co. (The)
    1.650%, 11/01/18.............................   3,000    3,046,716
Colgate-Palmolive Co.
    1.750%, 03/15/19.............................     500      503,617
Eli Lilly & Co.
    1.950%, 03/15/19.............................   1,500    1,516,977
Exxon Mobil Corp.
    1.819%, 03/15/19.............................   3,300    3,336,564
    1.912%, 03/06/20.............................   2,000    2,015,068
General Electric Capital Corp.
    2.300%, 01/14/19.............................   2,340    2,396,258
    6.000%, 08/07/19.............................   1,000    1,168,928
    2.200%, 01/09/20.............................   2,762    2,799,977
International Business Machines Corp.
#   1.950%, 02/12/19.............................   5,200    5,263,206
#   1.875%, 05/15/19.............................   1,000    1,007,689
Johnson & Johnson
    1.650%, 12/05/18.............................   2,350    2,388,803
Merck & Co., Inc.
    1.850%, 02/10/20.............................   2,000    2,007,620
Microsoft Corp.
    1.625%, 12/06/18.............................   2,320    2,355,484
    1.850%, 02/12/20.............................   3,800    3,831,369
Pfizer, Inc.
    2.100%, 05/15/19.............................   6,550    6,647,457
Procter & Gamble Co. (The)
    1.900%, 11/01/19.............................   2,300    2,326,169
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................     500      509,903
    2.100%, 01/17/19.............................   1,000    1,016,401
    2.125%, 07/18/19.............................   4,250    4,308,029
    2.150%, 03/12/20.............................     800      807,142
US Bank NA
    2.125%, 10/28/19.............................     500      505,233
Wal-Mart Stores, Inc.
    1.950%, 12/15/18.............................   2,500    2,555,530
                                                          ------------
TOTAL UNITED STATES..............................           71,203,594
                                                          ------------
TOTAL BONDS......................................          217,059,066
                                                          ------------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)

AGENCY OBLIGATIONS -- (3.7%)
Federal Home Loan Mortgage Corporation
    3.750%, 03/27/19.............................     700 $  764,704
#   1.250%, 08/01/19.............................     500    497,012
    1.250%, 10/02/19.............................   2,000  1,984,590
Federal National Mortgage Association
#   1.750%, 06/20/19.............................   3,500  3,555,608
#   1.750%, 09/12/19.............................   1,000  1,012,100
    1.625%, 01/21/20.............................   1,000  1,004,980
                                                          ----------
TOTAL AGENCY OBLIGATIONS.........................          8,818,994
                                                          ----------

                                                      Face
                                                     Amount^     Value+
                                                     -------     ------
                                                      (000)

U.S. TREASURY OBLIGATIONS -- (0.4%)
U.S. Treasury Notes
      1.500%, 11/30/19.............................     1,000 $  1,005,859
                                                              ------------

                                                     Shares
                                                     ------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund............... 1,327,895   15,363,750
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $240,177,494)..............................            $242,247,669
                                                              ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 20,379,021    --    $ 20,379,021
  Austria................................   --       5,051,975    --       5,051,975
  Canada.................................   --      25,735,310    --      25,735,310
  Denmark................................   --         999,412    --         999,412
  Finland................................   --       1,520,628    --       1,520,628
  France.................................   --       7,498,539    --       7,498,539
  Germany................................   --       6,473,747    --       6,473,747
  Japan..................................   --      10,227,164    --      10,227,164
  Netherlands............................   --      21,871,867    --      21,871,867
  Norway.................................   --      12,526,770    --      12,526,770
  Singapore..............................   --       4,058,877    --       4,058,877
  Supranational Organization Obligations.   --       8,835,781    --       8,835,781
  Sweden.................................   --      17,263,712    --      17,263,712
  United Kingdom.........................   --       3,412,669    --       3,412,669
  United States..........................   --      71,203,594    --      71,203,594
Agency Obligations.......................   --       8,818,994    --       8,818,994
U.S. Treasury Obligations................   --       1,005,859    --       1,005,859
Securities Lending Collateral............   --      15,363,750    --      15,363,750
Forward Currency Contracts**.............   --        (385,563)   --        (385,563)
                                            --    ------------    --    ------------
TOTAL....................................   --    $241,862,106    --    $241,862,106
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)


                See accompanying Notes to Financial Statements.

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                        Shares     Value+
                                                                       --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,494,713 $26,695,571
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................   964,725  12,319,542
Investment in VA Global Bond Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,022,928  11,119,230
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,140,554  11,108,999
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................................   518,308   9,490,217
Investment in VA Short-Term Fixed Portfolio of
  DFA Investment Dimensions Group Inc.................................   435,766   4,449,170
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................   447,604   4,444,704
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................   204,095   4,208,442
Investment in VA U.S. Large Value Portfolio of
  DFA Investment Dimensions Group Inc.................................    80,431   1,884,495
Investment in VA International Value Portfolio of
  DFA Investment Dimensions Group Inc.................................   107,259   1,379,345
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................    32,077   1,036,740
                                                                                 -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $82,011,071)...............................................            88,136,455
                                                                                 -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.098%
  (Cost $44,149)......................................................    44,149      44,149
                                                                                 -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $82,055,220)...............................................           $88,180,604
                                                                                 ===========

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $88,136,455    --      --    $88,136,455
    Temporary Cash Investments......      44,149    --      --         44,149
                                     -----------    --      --    -----------
    TOTAL........................... $88,180,604    --      --    $88,180,604
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                             VA U.S.                             VA
                                                                          Targeted Value  VA U.S. Large    International
                                                                            Portfolio*   Value Portfolio* Value Portfolio*
                                                                          -------------- ---------------- ----------------
ASSETS:
Investments at Value (including $41,535, $21,611 and $20,572 of
 securities on loan, respectively).......................................  $    220,804    $    264,491     $    191,750
Temporary Cash Investments at Value & Cost...............................         1,367           1,321               --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.        39,101          12,224           18,505
Foreign Currencies at Value..............................................            --              --            1,162
Cash.....................................................................            30              --              690
Receivables:
  Investment Securities Sold.............................................           229             394               52
  Dividends, Interest and Tax Reclaims...................................            85             258              705
  Securities Lending Income..............................................            21               7               33
  Fund Shares Sold.......................................................            39               2              102
                                                                           ------------    ------------     ------------
     Total Assets........................................................       261,676         278,697          212,999
                                                                           ------------    ------------     ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................        39,101          12,224           18,505
  Investment Securities Purchased........................................         1,137           1,836              171
  Fund Shares Redeemed...................................................           472             188              128
  Due to Advisor.........................................................            64              54               62
Accrued Expenses and Other Liabilities...................................            25              28               29
                                                                           ------------    ------------     ------------
     Total Liabilities...................................................        40,799          14,330           18,895
                                                                           ------------    ------------     ------------
NET ASSETS...............................................................  $    220,877    $    264,367     $    194,104
                                                                           ============    ============     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................    11,779,291      11,284,675       15,095,726
                                                                           ============    ============     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE...................................................................  $      18.75    $      23.43     $      12.86
                                                                           ============    ============     ============
Investments at Cost......................................................  $    180,776    $    189,227     $    183,615
                                                                           ============    ============     ============
Foreign Currencies at Cost...............................................  $         --    $         --     $      1,135
                                                                           ============    ============     ============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................................  $    174,719    $    181,299     $    186,874
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................           791           1,558            1,926
Accumulated Net Realized Gain (Loss).....................................         5,339           6,246           (2,859)
Net Unrealized Foreign Exchange Gain (Loss)..............................            --              --                1
Net Unrealized Appreciation (Depreciation)...............................        40,028          75,264            8,162
                                                                           ------------    ------------     ------------
NET ASSETS...............................................................  $    220,877    $    264,367     $    194,104
                                                                           ============    ============     ============
(1) NUMBER OF SHARES AUTHORIZED..........................................   100,000,000     100,000,000      100,000,000
                                                                           ============    ============     ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                                 DFA VA
                                                                                                                 Global
                                                                        VA         VA Short-                    Moderate
                                                                  International    Term Fixed    VA Global     Allocation
                                                                 Small Portfolio*  Portfolio   Bond Portfolio  Portfolio
                                                                 ---------------- ------------ -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.........             --             --            --  $     88,136
Investments at Value (including $17,864, $16,137, $15,043 and
 $0 of securities on loan, respectively)........................   $    151,909   $    179,071  $    226,884            --
Temporary Cash Investments at Value & Cost......................             --          2,975            --            44
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................         18,806         16,478        15,364            --
Foreign Currencies at Value.....................................            680             --             1            --
Cash............................................................            583             --         2,694            --
Receivables:
  Investment Securities Sold....................................            215          3,216            --            --
  Dividends, Interest and Tax Reclaims..........................            624            393         1,332            --
  Securities Lending Income.....................................             31              1             1            --
  Fund Shares Sold..............................................             49            681           646           489
Unrealized Gain on Forward Currency Contracts...................             --             --            33            --
                                                                   ------------   ------------  ------------  ------------
     Total Assets...............................................        172,897        202,815       246,955        88,669
                                                                   ------------   ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................         18,806         16,478        15,364            --
  Investment Securities Purchased...............................             63          5,059         1,523            --
  Fund Shares Redeemed..........................................             72              6            10            --
  Due to Advisor................................................             62             37            41            --
Unrealized Loss on Forward Currency Contracts...................             --             --           418            --
Accrued Expenses and Other Liabilities..........................             44             20            24            11
                                                                   ------------   ------------  ------------  ------------
     Total Liabilities..........................................         19,047         21,600        17,380            11
                                                                   ------------   ------------  ------------  ------------
NET ASSETS......................................................   $    153,850   $    181,215  $    229,575  $     88,658
                                                                   ============   ============  ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).........................     12,681,267     17,749,663    21,127,652     7,713,802
                                                                   ============   ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE......................................................   $      12.13   $      10.21  $      10.87  $      11.49
                                                                   ============   ============  ============  ============
Investments in Affiliated Investment Companies at Cost..........   $         --   $         --  $         --  $     82,011
                                                                   ------------   ------------  ------------  ------------
Investments at Cost.............................................   $    136,594   $    178,961  $    224,814  $         --
                                                                   ============   ============  ============  ============
Foreign Currencies at Cost......................................   $        671   $         --  $          1  $         --
                                                                   ============   ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................   $    136,072   $    180,912  $    225,621  $     82,317
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................            385            116         1,127            66
Accumulated Net Realized Gain (Loss)............................          2,065             77         1,141           150
Net Unrealized Foreign Exchange Gain (Loss).....................              4             --          (384)           --
Net Unrealized Appreciation (Depreciation)......................         15,324            110         2,070         6,125
                                                                   ------------   ------------  ------------  ------------
NET ASSETS......................................................   $    153,850   $    181,215  $    229,575  $     88,658
                                                                   ============   ============  ============  ============
(1) NUMBER OF SHARES AUTHORIZED.................................    100,000,000    100,000,000   100,000,000   100,000,000
                                                                   ============   ============  ============  ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       VA U.S.                     VA
                                                                      Targeted  VA U.S. Large International
                                                                        Value       Value         Value
                                                                      Portfolio   Portfolio     Portfolio
                                                                      --------- ------------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $0, $0 and $240, respectively).  $1,731      $2,766        $ 2,856
  Interest...........................................................       1          --             --
  Income from Securities Lending.....................................     104          37             75
                                                                       ------      ------        -------
     Total Investment Income.........................................   1,836       2,803          2,931
                                                                       ------      ------        -------
Expenses
  Investment Advisory Services Fees..................................     364         314            347
  Accounting & Transfer Agent Fees...................................       7           8             10
  Custodian Fees.....................................................       7           3             19
  Shareholders' Reports..............................................       2           2              2
  Directors'/Trustees' Fees & Expenses...............................       1           1              1
  Professional Fees..................................................      30          38             25
  Other..............................................................       4           5              9
                                                                       ------      ------        -------
     Total Expenses..................................................     415         371            413
                                                                       ------      ------        -------
  Fees Paid Indirectly (Note C)......................................      --          --             --
                                                                       ------      ------        -------
  Net Expenses.......................................................     415         371            413
                                                                       ------      ------        -------
  Net Investment Income (Loss).......................................   1,421       2,432          2,518
                                                                       ------      ------        -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   5,637       6,325            672
    Foreign Currency Transactions....................................      --          --            (73)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.......................     194         317          7,116
    Translation of Foreign Currency Denominated Amounts..............      --          --             10
                                                                       ------      ------        -------
  Net Realized and Unrealized Gain (Loss)............................   5,831       6,642          7,725
                                                                       ------      ------        -------
Net Increase (Decrease) in Net Assets Resulting from Operations......  $7,252      $9,074        $10,243
                                                                       ======      ======        =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                               DFA VA
                                                                               VA                              Global
                                                                          International VA Short-  VA Global  Moderate
                                                                              Small     Term Fixed   Bond    Allocation
                                                                            Portfolio   Portfolio  Portfolio Portfolio
                                                                          ------------- ---------- --------- ----------
Investment Income
  Income Distributions Received from Affiliated Investment Companies.....         --         --         --     $  796
                                                                             -------       ----     ------     ------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................         --         --         --        796
                                                                             -------       ----     ------     ------
  Dividends (Net of Taxes Withheld of $142, $0, $0 and $0,
   respectively).........................................................    $ 1,733         --         --         --
  Interest...............................................................         --       $446     $1,994         --
  Income from Securities Lending.........................................        128          4         10         --
                                                                             -------       ----     ------     ------
     Total Investment Income.............................................      1,861        450      2,004         --
                                                                             -------       ----     ------     ------
Expenses
  Investment Advisory Services Fees......................................        347        220        242         92
  Accounting & Transfer Agent Fees.......................................          9          5          7          3
  Custodian Fees.........................................................         29          3          5          1
  Shareholders' Reports..................................................          1          2          2          2
  Directors'/Trustees' Fees & Expenses...................................          1          1          1         --
  Professional Fees......................................................         20         27         31         12
  Other..................................................................         11          2          1          1
                                                                             -------       ----     ------     ------
     Total Expenses......................................................        418        260        289        111
                                                                             -------       ----     ------     ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)....................................         --         --         --        (60)
  Fees Paid Indirectly (Note C)..........................................         --         --         (1)        --
                                                                             -------       ----     ------     ------
  Net Expenses...........................................................        418        260        288         51
                                                                             -------       ----     ------     ------
  Net Investment Income (Loss)...........................................      1,443        190      1,716        745
                                                                             -------       ----     ------     ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.............................................................         --         --         --        215
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................      2,127         77       (166)       (50)
    Foreign Currency Transactions........................................        (61)        --      1,309         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................      6,953         42      1,439      1,429
    Translation of Foreign Currency Denominated Amounts..................         10         --       (488)        --
                                                                             -------       ----     ------     ------
  Net Realized and Unrealized Gain (Loss)................................      9,029        119      2,094      1,594
                                                                             -------       ----     ------     ------
Net Increase (Decrease) in Net Assets Resulting from Operations..........    $10,472       $309     $3,810     $2,339
                                                                             =======       ====     ======     ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     VA U.S. Targeted Value  VA U.S. Large Value
                                                                           Portfolio              Portfolio
                                                                     --------------------   --------------------
                                                                     Six Months     Year    Six Months    Year
                                                                        Ended      Ended       Ended     Ended
                                                                      April 30,   Oct. 31,   April 30,  Oct. 31,
                                                                        2015        2014       2015       2014
                                                                     -----------  --------  ----------- --------
                                                                     (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................  $  1,421    $  1,603   $  2,432   $  3,980
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................     5,637      14,257      6,325      4,386
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...........................................       194         303        317     22,355
                                                                      --------    --------   --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................     7,252      16,163      9,074     30,721
                                                                      --------    --------   --------   --------
Distributions From:
  Net Investment Income.............................................    (1,890)     (1,253)    (4,357)    (2,914)
  Net Short-Term Gains..............................................        --          --       (208)        --
  Net Long-Term Gains...............................................    (9,989)         --     (4,141)   (16,668)
                                                                      --------    --------   --------   --------
     Total Distributions............................................   (11,879)     (1,253)    (8,706)   (19,582)
                                                                      --------    --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................................    32,899      76,532     39,036     63,502
  Shares Issued in Lieu of Cash Distributions.......................    11,782       1,253      8,690     19,582
  Shares Redeemed...................................................   (25,946)    (47,247)   (42,432)   (35,641)
                                                                      --------    --------   --------   --------
     Net Increase (Decrease) from Capital Share Transactions........    18,735      30,538      5,294     47,443
                                                                      --------    --------   --------   --------
     Total Increase (Decrease) in Net Assets........................    14,108      45,448      5,662     58,582
Net Assets
  Beginning of Period...............................................   206,769     161,321    258,705    200,123
                                                                      --------    --------   --------   --------
  End of Period.....................................................  $220,877    $206,769   $264,367   $258,705
                                                                      ========    ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................................     1,760       4,019      1,681      2,807
  Shares Issued in Lieu of Cash Distributions.......................       685          70        398        933
  Shares Redeemed...................................................    (1,389)     (2,514)    (1,816)    (1,579)
                                                                      --------    --------   --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed........     1,056       1,575        263      2,161
                                                                      ========    ========   ========   ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................  $    791    $  1,260   $  1,558   $  3,483

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     VA International Value VA International Small
                                                                           Portfolio              Portfolio
                                                                     --------------------   --------------------
                                                                     Six Months     Year    Six Months     Year
                                                                        Ended      Ended       Ended      Ended
                                                                      April 30,   Oct. 31,   April 30,   Oct. 31,
                                                                        2015        2014       2015        2014
                                                                     -----------  --------  -----------  --------
                                                                     (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................  $  2,518    $  6,465   $  1,443    $  2,654
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................       672        (997)     2,127       3,035
    Foreign Currency Transactions...................................       (73)        (20)       (61)        (46)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................     7,116      (8,345)     6,953      (7,114)
    Translation of Foreign Currency Denominated Amounts.............        10         (11)        10          (7)
                                                                      --------    --------   --------    --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................    10,243      (2,908)    10,472      (1,478)
                                                                      --------    --------   --------    --------
Distributions From:
  Net Investment Income.............................................    (6,690)     (3,420)    (2,956)     (2,639)
  Net Short-Term Gains..............................................        --          --       (577)       (812)
  Net Long-Term Gains...............................................        --          --     (2,383)     (2,793)
                                                                      --------    --------   --------    --------
     Total Distributions............................................    (6,690)     (3,420)    (5,916)     (6,244)
                                                                      --------    --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.....................................................    28,778      50,408     21,442      40,146
  Shares Issued in Lieu of Cash Distributions.......................     6,675       3,420      5,859       6,244
  Shares Redeemed...................................................    (9,875)    (20,435)   (13,506)    (23,096)
                                                                      --------    --------   --------    --------
     Net Increase (Decrease) from Capital Share Transactions........    25,578      33,393     13,795      23,294
                                                                      --------    --------   --------    --------
     Total Increase (Decrease) in Net Assets........................    29,131      27,065     18,351      15,572
Net Assets
  Beginning of Period...............................................   164,973     137,908    135,499     119,927
                                                                      --------    --------   --------    --------
  End of Period.....................................................  $194,104    $164,973   $153,850    $135,499
                                                                      ========    ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................................     2,363       3,789      1,867       3,200
  Shares Issued in Lieu of Cash Distributions.......................       588         271        546         528
  Shares Redeemed...................................................      (808)     (1,542)    (1,183)     (1,836)
                                                                      --------    --------   --------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed........     2,143       2,518      1,230       1,892
                                                                      ========    ========   ========    ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................  $  1,926    $  6,098   $    385    $  1,898

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                      VA Short-Term Fixed                           DFA VA Global Moderate
                                                           Portfolio       VA Global Bond Portfolio Allocation Portfolio
                                                     --------------------  -----------------------  ---------------------
                                                     Six Months    Year    Six Months      Year     Six Months     Year
                                                        Ended     Ended       Ended       Ended        Ended      Ended
                                                      April 30,  Oct. 31,   April 30,    Oct. 31,    April 30,   Oct. 31,
                                                        2015       2014       2015         2014        2015        2014
                                                     ----------- --------  -----------   --------   -----------  --------
                                                     (Unaudited)           (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................  $    190   $    324   $  1,716     $  2,527     $   745    $   655
  Capital Gain Distributions Received from
   Affiliated Investment Companies..................        --         --         --           --         215        297
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................        77        121       (166)       2,570         (50)       (12)
    Foreign Currency Transactions...................        --         --      1,309         (533)         --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency......        42       (108)     1,439       (1,044)      1,429      1,665
    Translation of Foreign Currency Denominated
     Amounts........................................        --         --       (488)          61          --         --
                                                      --------   --------   --------     --------     -------    -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................       309        337      3,810        3,581       2,339      2,605
                                                      --------   --------   --------     --------     -------    -------
Distributions From:
  Net Investment Income.............................      (318)      (382)    (4,456)        (767)     (1,073)      (537)
  Net Short-Term Gains..............................       (26)       (85)       (95)        (345)         (1)      (110)
  Net Long-Term Gains...............................       (69)       (42)      (237)      (2,067)       (271)        --
                                                      --------   --------   --------     --------     -------    -------
     Total Distributions............................      (413)      (509)    (4,788)      (3,179)     (1,345)      (647)
                                                      --------   --------   --------     --------     -------    -------
Capital Share Transactions (1):
  Shares Issued.....................................    27,182     70,926     32,052       55,701      23,059     23,383
  Shares Issued in Lieu of Cash Distributions.......       413        509      4,743        3,179       1,345        647
  Shares Redeemed...................................   (35,992)   (19,453)   (13,263)     (19,554)     (1,737)    (1,474)
                                                      --------   --------   --------     --------     -------    -------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    (8,397)    51,982     23,532       39,326      22,667     22,556
                                                      --------   --------   --------     --------     -------    -------
     Total Increase (Decrease) in Net Assets........    (8,501)    51,810     22,554       39,728      23,661     24,514
Net Assets
  Beginning of Period...............................   189,716    137,906    207,021      167,293      64,997     40,483
                                                      --------   --------   --------     --------     -------    -------
  End of Period.....................................  $181,215   $189,716   $229,575     $207,021     $88,658    $64,997
                                                      ========   ========   ========     ========     =======    =======
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     2,664      6,947      2,958        5,148       2,031      2,075
  Shares Issued in Lieu of Cash Distributions.......        41         50        442          297         124         60
  Shares Redeemed...................................    (3,526)    (1,906)    (1,223)      (1,809)       (156)      (131)
                                                      --------   --------   --------     --------     -------    -------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................      (821)     5,091      2,177        3,636       1,999      2,004
                                                      ========   ========   ========     ========     =======    =======
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................  $    116   $    244   $  1,127     $  3,867     $    66    $   394

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 VA U.S. Targeted Value Portfolio
                                                   ------------------------------------------------------------  -------------
                                                   Six Months      Year      Year      Year      Year     Year   Six Months
                                                      Ended       Ended     Ended     Ended     Ended    Ended      Ended
                                                    April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,  April 30,
                                                      2015         2014      2013      2012      2011     2010      2015
-------------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  19.28     $  17.63  $  12.58  $  10.95  $ 10.40  $  8.27   $  23.47
                                                    --------     --------  --------  --------  -------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.13         0.17      0.19      0.12     0.09     0.07       0.22
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.47         1.62      5.05      1.60     0.53     2.15       0.60
                                                    --------     --------  --------  --------  -------  -------   --------
   Total from Investment Operations...............      0.60         1.79      5.24      1.72     0.62     2.22       0.82
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.18)       (0.14)    (0.19)    (0.09)   (0.07)   (0.09)     (0.43)
  Net Realized Gains..............................     (0.95)          --        --        --       --       --      (0.43)
                                                    --------     --------  --------  --------  -------  -------   --------
   Total Distributions............................     (1.13)       (0.14)    (0.19)    (0.09)   (0.07)   (0.09)     (0.86)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  18.75     $  19.28  $  17.63  $  12.58  $ 10.95  $ 10.40   $  23.43
=================================================  ===========   ========  ========  ========  ======== ======== ===========
Total Return......................................      3.67%(D)    10.19%    42.19%    15.82%    5.94%   27.00%      3.73%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $220,877     $206,769  $161,321  $102,845  $88,845  $93,851   $264,367
Ratio of Expenses to Average Net Assets...........      0.40%(E)     0.37%     0.39%     0.41%    0.40%    0.42%      0.30%(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.37%(E)     0.93%     1.28%     1.00%    0.82%    0.68%      1.94%(E)
Portfolio Turnover Rate...........................        14%(D)       21%       15%       21%      14%      32%        17%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                                       VA U.S. Large Value Portfolio
                                                   -------------------------------------------------
                                                     Year      Year      Year      Year      Year
                                                    Ended     Ended     Ended     Ended     Ended
                                                   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                     2014      2013      2012      2011      2010
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  22.58  $  16.90  $  14.60  $  14.09  $  11.94
                                                   --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................     0.39      0.35      0.30      0.24      0.25
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     2.67      5.64      2.26      0.52      2.12
                                                   --------  --------  --------  --------  --------
   Total from Investment Operations...............     3.06      5.99      2.56      0.76      2.37
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................    (0.32)    (0.31)    (0.26)    (0.25)    (0.22)
  Net Realized Gains..............................    (1.85)       --        --        --        --
                                                   --------  --------  --------  --------  --------
   Total Distributions............................    (2.17)    (0.31)    (0.26)    (0.25)    (0.22)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  23.47  $  22.58  $  16.90  $  14.60  $  14.09
=================================================  ========  ========  ========  ========  ========
Total Return......................................    14.73%    36.04%    17.87%     5.37%    20.08%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $258,705  $200,123  $151,046  $123,893  $122,672
Ratio of Expenses to Average Net Assets...........     0.27%     0.28%     0.30%     0.29%     0.30%
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.71%     1.78%     1.92%     1.59%     1.87%
Portfolio Turnover Rate...........................       19%       29%       12%       15%       33%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   VA International Value Portfolio
                                                    --------------------------------------------------------------  -------------
                                                    Six Months       Year      Year      Year     Year      Year    Six Months
                                                       Ended        Ended     Ended     Ended    Ended     Ended       Ended
                                                     April 30,     Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,   April 30,
                                                       2015          2014      2013      2012     2011      2010       2015
----------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)                                                     (Unaudited)
Net Asset Value, Beginning of Period...............  $  12.74     $  13.22   $  10.82  $ 10.87  $ 12.07   $  11.22   $  11.83
                                                     --------     --------   --------  -------  -------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.18         0.55       0.34     0.37     0.37       0.25       0.12
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.44        (0.71)      2.41    (0.02)   (1.32)      0.89       0.68
                                                     --------     --------   --------  -------  -------   --------   --------
   Total from Investment Operations................      0.62        (0.16)      2.75     0.35    (0.95)      1.14       0.80
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.50)       (0.32)     (0.35)   (0.40)   (0.25)     (0.29)     (0.25)
  Net Realized Gains...............................        --           --         --       --       --         --      (0.25)
                                                     --------     --------   --------  -------  -------   --------   --------
   Total Distributions.............................     (0.50)       (0.32)     (0.35)   (0.40)   (0.25)     (0.29)     (0.50)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  12.86     $  12.74   $  13.22  $ 10.82  $ 10.87   $  12.07   $  12.13
=================================================== ===========   ========   ========  ======== ========  ========  ===========
Total Return.......................................      5.38%(D)    (1.16)%    26.10%    3.57%   (8.08)%    10.35%      7.36%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $194,104     $164,973   $137,908  $99,157  $93,450   $103,601   $153,850
Ratio of Expenses to Average Net Assets............      0.47%(E)     0.46%      0.47%    0.50%    0.49%      0.50%      0.60%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................      0.47%(E)     0.46%      0.47%    0.50%    0.49%      0.50%      0.60%(E)
Ratio of Net Investment Income to Average Net
 Assets............................................      2.91%(E)     4.16%      2.90%    3.56%    3.02%      2.28%      2.08%(E)
Portfolio Turnover Rate............................         6%(D)       16%        14%      17%      19%        21%         6%(D)
----------------------------------------------------------------------------------------------------------------------------------

                                                      VA International Small Portfolio
                                                    ------------------------------------------------
                                                       Year      Year      Year     Year      Year
                                                      Ended     Ended     Ended    Ended     Ended
                                                     Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                                       2014      2013      2012     2011      2010
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............... $  12.55   $  10.02  $ 10.20  $ 10.62   $  9.20
                                                    --------   --------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................     0.25       0.26     0.24     0.25      0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................    (0.33)      2.69     0.28    (0.45)     1.42
                                                    --------   --------  -------  -------   -------
   Total from Investment Operations................    (0.08)      2.95     0.52    (0.20)     1.60
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................    (0.27)     (0.25)   (0.31)   (0.22)    (0.18)
  Net Realized Gains...............................    (0.37)     (0.17)   (0.39)      --        --
                                                    --------   --------  -------  -------   -------
   Total Distributions.............................    (0.64)     (0.42)   (0.70)   (0.22)    (0.18)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $  11.83   $  12.55  $ 10.02  $ 10.20   $ 10.62
=================================================== ========   ========  ======== ========  ========
Total Return.......................................    (0.59)%    30.50%    6.05%   (2.03)%   17.68%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $135,499   $119,927  $86,604  $75,790   $78,148
Ratio of Expenses to Average Net Assets............     0.59%      0.65%    0.63%    0.62%     0.63%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................     0.59%      0.65%    0.63%    0.62%     0.63%
Ratio of Net Investment Income to Average Net
 Assets............................................     1.99%      2.36%    2.51%    2.26%     1.87%
Portfolio Turnover Rate............................        8%        12%      13%      13%        9%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   VA Short-Term Fixed Portfolio
                                                   -------------------------------------------------------------  -------------
                                                   Six Months      Year      Year      Year      Year      Year   Six Months
                                                      Ended       Ended     Ended     Ended     Ended     Ended      Ended
                                                    April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  April 30,
                                                      2015         2014      2013      2012      2011      2010      2015
--------------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)                                                    (Unaudited)
Net Asset Value, Beginning of Period..............  $  10.22     $  10.23  $  10.26  $  10.25  $  10.31  $ 10.42   $  10.92
                                                    --------     --------  --------  --------  --------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.01         0.02      0.03      0.04      0.04     0.06       0.09
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.01         0.01        --      0.04      0.01     0.05       0.11
                                                    --------     --------  --------  --------  --------  -------   --------
   Total from Investment Operations...............      0.02         0.03      0.03      0.08      0.05     0.11       0.20
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.02)       (0.03)    (0.04)    (0.04)    (0.06)   (0.16)     (0.23)
  Net Realized Gains..............................     (0.01)       (0.01)    (0.02)    (0.03)    (0.05)   (0.06)     (0.02)
                                                    --------     --------  --------  --------  --------  -------   --------
   Total Distributions............................     (0.03)       (0.04)    (0.06)    (0.07)    (0.11)   (0.22)     (0.25)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  10.21     $  10.22  $  10.23  $  10.26  $  10.25  $ 10.31   $  10.87
=================================================  ===========   ========  ========  ========  ========  ======== ===========
Total Return......................................      0.15%(D)     0.25%     0.35%     0.73%     0.42%    1.09%      1.84%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $181,215     $189,716  $137,906  $112,040  $115,501  $89,166   $229,575
Ratio of Expenses to Average Net Assets...........      0.30%(E)     0.27%     0.29%     0.30%     0.29%    0.30%      0.27%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).................      0.30%(E)     0.27%     0.29%     0.30%     0.29%    0.30%      0.27%(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      0.21%(E)     0.20%     0.32%     0.42%     0.42%    0.60%      1.58%(E)
Portfolio Turnover Rate...........................        58%(D)       70%       55%       85%       66%      79%        17%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                                         VA Global Bond Portfolio
                                                   -------------------------------------------------
                                                     Year      Year      Year      Year      Year
                                                    Ended     Ended     Ended     Ended     Ended
                                                   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                     2014      2013      2012      2011      2010
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  10.92  $  11.18  $  11.28  $  11.82  $  11.44
                                                   --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................     0.15      0.11      0.18      0.23      0.30
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     0.05     (0.04)     0.25      0.06      0.54
                                                   --------  --------  --------  --------  --------
   Total from Investment Operations...............     0.20      0.07      0.43      0.29      0.84
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................    (0.05)    (0.18)    (0.30)    (0.49)    (0.46)
  Net Realized Gains..............................    (0.15)    (0.15)    (0.23)    (0.34)       --
                                                   --------  --------  --------  --------  --------
   Total Distributions............................    (0.20)    (0.33)    (0.53)    (0.83)    (0.46)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  10.92  $  10.92  $  11.18  $  11.28  $  11.82
=================================================  ========  ========  ========  ========  ========
Total Return......................................     1.90%     0.63%     3.97%     2.77%     7.61%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $207,021  $167,293  $141,190  $131,212  $107,954
Ratio of Expenses to Average Net Assets...........     0.25%     0.27%     0.29%     0.29%     0.31%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).................     0.25%     0.27%     0.29%     0.29%     0.31%
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.37%     1.04%     1.61%     2.10%     2.64%
Portfolio Turnover Rate...........................       75%       73%       63%       71%       80%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                               DFA VA Global Moderate Allocation Portfolio
                               ----------------------------------
                                                           Period
                               Six Months       Year      April 8,
                                  Ended        Ended       2013(a)
                                April 30,     Oct. 31,       to
                                  2015          2014    Oct. 31, 2013
         -----------------------------------------------------------------
                               (Unaudited)
         Net Asset Value,
          Beginning of Period.   $ 11.37      $ 10.91      $ 10.00
                                 -------      -------      -------
         Income from
          Investment
          Operations
         -----------
          Net Investment
            Income (Loss) (A).      0.11         0.14         0.07
          Net Gains (Losses)
            on Securities
            (Realized and
            Unrealized).......      0.22         0.49         0.84
                                 -------      -------      -------
            Total from
             Investment
             Operations.......      0.33         0.63         0.91
         -----------------------------------------------------------------
         Less Distributions
         ------------------
          Net Investment
            Income............     (0.17)       (0.14)          --
          Net Realized Gains..     (0.04)       (0.03)          --
                                 -------      -------      -------
            Total
             Distributions....     (0.21)       (0.17)          --
         -----------------------------------------------------------------
         Net Asset Value,
          End of Period.......   $ 11.49      $ 11.37      $ 10.91
         ====================  ============   ========= ==============
         Total Return.........      3.09%(D)     5.87%        9.10%(D)
         -----------------------------------------------------------------
         Net Assets, End of
          Period (thousands)..   $88,658      $64,997      $40,483
         Ratio of Expenses
          to Average Net
          Assets (B)..........      0.40%(E)     0.40%        0.40%(C)(E)
         Ratio of Expenses
          to Average Net
          Assets (Excluding
          Fees (Waived),
          (Expenses
          Reimbursed),
          and/or Previously
          Waived Fees
          Recovered by
          Advisor) (B)........      0.56%(E)     0.66%        0.93%(C)(E)
         Ratio of Net
          Investment Income
          to Average Net
          Assets..............      2.04%(E)     1.27%        1.12%(C)(E)
         -----------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, seven of which (the "Portfolios") are included in this report. The remaining seventy-one are presented in separate reports. The Portfolios are only available through a select group of insurance products.

   DFA VA Global Moderate Allocation Portfolio invests in eleven portfolios within the Fund.

                                                                                         Percentage
                                                                                          Ownership
Fund of Funds                                                                            at 04/30/15
-------------                                                                            -----------
DFA VA Global Moderate Allocation Portfolio  U.S. Core Equity 2 Portfolio                    --*
                                             International Core Equity Portfolio             --*
                                             DFA Selectively Hedged Global Fixed Income       1%
                                               Portfolio
                                             VA Global Bond Portfolio                         5%
                                             U.S. Core Equity 1 Portfolio                    --*
                                             Emerging Markets Core Equity Portfolio          --*
                                             DFA Two-Year Global Fixed Income Portfolio      --*
                                             VA Short-Term Fixed Portfolio                    2%
                                             VA U.S. Large Value Portfolio                    1%
                                             VA International Value Portfolio                 1%
                                             DFA Real Estate Securities Portfolio            --*

   *Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA VA Global Moderate Allocation Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the six months ended April 30, 2015, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              VA U.S. Targeted Value Portfolio............ 0.35%
              VA U.S. Large Value Portfolio............... 0.25%
              VA International Value Portfolio............ 0.40%
              VA International Small Portfolio............ 0.50%
              VA Short-Term Fixed Portfolio............... 0.25%
              VA Global Bond Portfolio.................... 0.22%*
              DFA VA Global Moderate Allocation Portfolio. 0.25%

----------
* The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

   With respect to the DFA VA Global Moderate Allocation Portfolio, pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to 0.40% of the average daily net assets of the Institutional Class shares of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Earned Income Credit:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Porfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  VA International Value Portfolio.    $--*
                  VA International Small Portfolio.     --*
                  VA Global Bond Portfolio.........      1

* Amounts designated as -- are less than $500

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                VA U.S. Targeted Value Portfolio............ $4
                VA U.S. Large Value Portfolio...............  6
                VA International Value Portfolio............  4
                VA International Small Portfolio............  3
                VA Short-Term Fixed Portfolio...............  5
                VA Global Bond Portfolio....................  5
                DFA VA Global Moderate Allocation Portfolio.  1

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government  Other Investment
                                          Securities        Securities
                                       ----------------- -----------------
                                       Purchases  Sales  Purchases  Sales
                                       --------- ------- --------- -------
     VA U.S. Targeted Value Portfolio.       --       --  $44,244  $29,745
     VA U.S. Large Value Portfolio....       --       --   45,476   44,330
     VA International Value Portfolio.       --       --   30,834   10,583
     VA International Small Portfolio.       --       --   17,025    7,981
     VA Short-Term Fixed Portfolio....  $17,350  $25,156   69,010   79,661
     VA Global Bond Portfolio.........    5,965    5,861   52,755   31,369

   For the six months ended April 30, 2015, DFA VA Global Moderate Allocation Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                  DFA VA Global Moderate Allocation Portfolio
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2014 4/30/2015  Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Core Equity 2 Portfolio...........  $18,941    $26,696    $ 7,247  $110    $175         $138
International Core Equity Portfolio....   10,263     12,320      1,782   360      87           --
VA Global Bond Portfolio...............    7,965     11,119      3,338   151     182           14
DFA Selectively Hedged Global Fixed
  Income Portfolio.....................    7,956     11,109      3,440    96     134           --
U.S. Core Equity 1 Portfolio...........    6,738      9,490      2,520    --      64           32
VA Short-Term Fixed Portfolio..........    3,186      4,449      1,269     3       7            2
DFA Two-Year Global Fixed Income
  Portfolio............................    3,186      4,445      1,292     3      35            4
Emerging Markets Core Equity Portfolio.    3,611      4,208        469     4      23           --
VA U.S. Large Value Portfolio..........    1,309      1,885        575    --      25           25
VA International Value Portfolio.......    1,139      1,379        213    --      49           --
DFA Real Estate Securities Portfolio...      676      1,037        406    38      15           --
                                         -------    -------    -------  ----    ----         ----
Total..................................  $64,970    $88,137    $22,551  $765    $796         $215
                                         =======    =======    =======  ====    ====         ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
VA U.S. Targeted Value Portfolio............       --            $   84        $   (84)
VA U.S. Large Value Portfolio...............       --                --             --
VA International Value Portfolio............       --                22            (22)
VA International Small Portfolio............       --                26            (26)
VA Short-Term Fixed Portfolio...............       --                --             --
VA Global Bond Portfolio....................       --             1,683         (1,683)
DFA VA Global Moderate Allocation Portfolio.       --                26            (26)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term   Tax Exempt
                                             Capital Gains  Capital Gains   Income    Total
                                             -------------- ------------- ---------- -------
VA U.S. Targeted Value Portfolio
2013........................................     $1,513             --        --     $ 1,513
2014........................................      1,253             --        --       1,253
VA U.S. Large Value Portfolio
2013........................................      2,749             --        --       2,749
2014........................................      2,914        $16,668        --      19,582
VA International Value Portfolio
2013........................................      3,195             --        --       3,195
2014........................................      3,420             --        --       3,420
VA International Small Portfolio
2013........................................      2,169          1,449        --       3,618
2014........................................      3,450          2,793        --       6,243
VA Short-Term Fixed Portfolio
2013........................................        596            132        --         728
2014........................................        467             42        --         509
VA Global Bond Portfolio
2013........................................      2,533          1,667        --       4,200
2014........................................      1,112          2,067        --       3,179
DFA VA Global Moderate Allocation Portfolio
2013........................................         --             --        --          --
2014........................................        648             --        --         648

   DFA VA Global Moderate Allocation Portfolio commenced operations on April 8, 2013, and did not pay any distributions for the period ended October 31, 2013.

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed                Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
VA U.S. Targeted Value Portfolio..     $1,267        $9,989            --       $39,532        $50,788
VA U.S. Large Value Portfolio.....      3,695         4,141            --        74,869         82,705
VA International Value Portfolio..      6,163            --       $(3,225)          743          3,681
VA International Small Portfolio..      3,247         2,383            --         7,596         13,226
VA Short-Term Fixed Portfolio.....        275            69            --            67            411
VA Global Bond Portfolio..........      4,008           237            --           693          4,938
DFA VA Global Moderate Allocation
  Portfolio.......................        396           271            --         4,680          5,347

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                             Expires on October 31,
                                             ----------------------
                                                      2017          Unlimited Total
                                             ---------------------- --------- ------
VA U.S. Targeted Value Portfolio............             --             --        --
VA U.S. Large Value Portfolio...............             --             --        --
VA International Value Portfolio............         $2,412           $813    $3,225
VA International Small Portfolio............             --             --        --
VA Short-Term Fixed Portfolio...............             --             --        --
VA Global Bond Portfolio....................             --             --        --
DFA VA Global Moderate Allocation Portfolio.             --             --        --

   During the year ended October 31, 2014, the VA U.S. Targeted Value Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                    VA U.S. Targeted Value Portfolio. $4,181

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     Net
                                                                                  Unrealized
                                             Federal   Unrealized   Unrealized   Appreciation
                                             Tax Cost Appreciation Depreciation (Depreciation)
                                             -------- ------------ ------------ --------------
VA U.S. Targeted Value Portfolio............ $221,545   $54,132      $(14,405)     $39,727
VA U.S. Large Value Portfolio...............  202,849    79,059        (3,872)      75,187
VA International Value Portfolio............  202,417    24,407       (16,569)       7,838
VA International Small Portfolio............  156,181    36,680       (22,146)      14,534
VA Short-Term Fixed Portfolio...............  198,414       137           (27)         110
VA Global Bond Portfolio....................  240,177     2,679          (608)       2,071
DFA VA Global Moderate Allocation Portfolio.   82,071     6,530          (421)       6,109

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The International Equity Portfolios may enter into forward currency contracts in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Equity Portfolios may, from time to time, enter into forward currency contracts to transfer balances from one currency to another currency. The VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2015, the VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

VA Global Bond Portfolio*

                                                                    Unrealized
                                                                      Foreign
 Settlement Currency                       Contract     Value at     Exchange
    Date    Amount**       Currency         Amount   April 30, 2015 Gain (Loss)
 ---------- -------- ------------------    --------  -------------- -----------
  05/06/15      918  Singapore Dollar (1)  $    680     $    693       $  13
  05/06/15      566  Singapore Dollar (2)       409          428          19
  05/06/15     (100) Singapore Dollar (1)       (73)         (75)         (2)
  05/06/15   (6,818) Singapore Dollar (3)    (4,957)      (5,153)       (196)
  05/11/15   (4,916) UK Pound Sterling (1)   (7,326)      (7,546)       (220)
                                           --------     --------       -----
                                           $(11,267)    $(11,653)      $(386)
                                           ========     ========       =====

Counterparties:

   (1) Citibank, N.A.

   (2) Morgan Stanley & Co. Inc.

   (3) JP Morgan

* During the six months ended April 30, 2015, the VA Global Bond Portfolio's average contract amount of forward currency contracts was $41,363 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

   The following is a summary of the location of derivatives on the VA Global Bond Portfolio's Statement of Assets and Liabilities as of April 30, 2015 (amounts in thousands):

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

   The following is a summary of the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                         Asset Derivatives Value
                                         --------------------------
                                          Total Value      Foreign
                                               at         Exchange
                                         April 30, 2015   Contracts
                                         --------------   ---------
               VA Global Bond Portfolio.     $  33          $  33

                                         Liability Derivatives Value
                                         --------------------------
                                          Total Value      Foreign
                                               at         Exchange
                                         April 30, 2015   Contracts
                                         --------------   ---------
               VA Global Bond Portfolio.      (418)          (418)

   The following is a summary of the location on the VA Global Bond Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended April 30, 2015:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

   The following is a summary of the realized and change in unrealized gains and losses from the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                            Realized Gain (Loss) on
                                            Derivatives Recognized in Income
                                            -------------------------------
                                                             Foreign
                                                            Exchange
                                             Total          Contracts
                                                ------      ---------
                  VA Global Bond Portfolio. $1,318           $1,318

                                            Change in Unrealized
                                            Appreciation (Depreciation) on
                                            Derivatives Recognized in Income
                                            -------------------------------
                                                             Foreign
                                                            Exchange
                                             Total          Contracts
                                                ------      ---------
                  VA Global Bond Portfolio. $ (498)          $ (498)

Offsetting of Derivative Assets and Derivative Liabilities

   The following table presents the VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2015 (Amounts in thousands):

                                         Gross Amounts Not                         Gross Amounts Not
                                           Offset in the                             Offset in the
                                        Statements of Assets                      Statements of Assets
                              Gross       and Liabilities               Gross       and Liabilities
-                           Amounts of ----------------------        Amounts of  ----------------------
                            Recognized  Financial     Cash     Net   Recognized   Financial     Cash     Net
                              Assets   Instruments Collateral Amount Liabilities Instruments Collateral Amount
Description                    (a)         (b)      Received   (c)       (a)         (d)      Pledged    (e)
-----------                 ---------- ----------- ---------- ------ ----------- ----------- ---------- ------
                                             Assets                                 Liabilities
                            ---------------------------------------- -----------------------------------------
VA Global Bond Portfolio
Forward Currency Contracts.    $33        $(13)       $--      $20      $418        $(13)       $--      $405

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                               Weighted      Weighted    Number of   Interest Maximum Amount
                                                Average      Average        Days     Expense  Borrowed During
                                             Interest Rate Loan Balance Outstanding* Incurred   The Period
                                             ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio............     0.88%        $   94          4        $--        $   220
VA U.S. Large Value Portfolio...............     0.88%         2,879         18          1         22,711
VA International Value Portfolio............     0.87%           218          2         --            229
VA International Small Portfolio............     0.87%           278          9         --            456
DFA VA Global Moderate Allocation Portfolio.     0.89%           114         10         --            338

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of (amounts in thousands):

                                                      Market
                                                      Value
                                                      ------
                    VA U.S. Targeted Value Portfolio. $3,764
                    VA U.S. Large Value Portfolio....  9,815
                    VA International Value Portfolio.  3,050
                    VA International Small Portfolio.    308

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    VA U.S. Targeted Value Portfolio............      4             79%
    VA U.S. Large Value Portfolio...............      4             80%
    VA International Value Portfolio............      5             81%
    VA International Small Portfolio............      4             71%
    VA Short-Term Fixed Portfolio...............      5             89%
    VA Global Bond Portfolio....................      3             81%
    DFA VA Global Moderate Allocation Portfolio.      4             96%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to the VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the VA U.S. Large Value Portfolio's net asset value at this time.

   The VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by the VA U.S. Large Value Portfolio.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management

Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each Fund is equal to the rate charged under each Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

   At September Meeting, the Board also considered the approval of new sub-advisory agreements (the "Proposed Sub-Advisory Agreements") with Dimensional Fund Advisors Ltd. ("DFA London") and DFA Australia Limited ("DFA Australia") for the VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Funds").

   At the September Meeting, the Board evaluated a variety of factors when considering the approval of each Proposed Sub-Advisory Agreement for each Fixed Income Fund, including: (i) the Advisor's rationale for recommending DFA Australia and DFA London to serve as sub-advisors to the Fixed Income Fund;
(ii) the nature, extent and quality of services to be provided by each Proposed Sub-Advisor to the Fixed Income Fund, including the resources of the Proposed Sub-Advisors to be dedicated to the Fixed Income Fund; (iii) the performance of each Proposed Sub-Advisor; (iv) the fees and expenses to be borne by the Fixed Income Fund; (v) the profitability to be realized by each Proposed Sub-Advisor from the relationship with the Fixed Income Fund; (vi) whether economies of scale will be realized by each Proposed Sub-Advisor with respect to the Fixed Income Fund as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged; (vii) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (viii) any benefits to be derived by each Proposed Sub-Advisor from its relationship with the Fixed Income Fund.

   When considering the nature, extent and quality of the services to be provided by each Proposed Sub-Advisor to each Fixed Income Fund and the resources of the Proposed Sub-Advisors dedicated to the Fixed Income Funds, the Board reviewed: (a) the Advisor's rationale in proposing the Proposed Sub-Advisors, including the potential advantages to a Fixed Income Fund from the experience of the Proposed Sub-Advisors in their respective foreign markets; (b) the scope and depth of each Proposed Sub-Advisor's organization;
(c) the experience and expertise of each Proposed Sub-Advisor's investment professionals; and (d) each Proposed Sub-Advisor's investment advisory capabilities. The Board evaluated the Proposed Sub-Advisors' portfolio management and trading processes and discussed the unique experience of the Proposed Sub-Advisors' brokerage and trading capabilities. After analyzing the caliber of services proposed to be provided by each Proposed Sub-Advisor to the Fixed Income Funds, and the caliber of services provided by each Proposed Sub-Advisor to other investment portfolios presently sub-advised by the Proposed Sub-Advisors, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to each Fixed Income Fund were consistent with the operational requirements of the Fixed Income Fund and met the needs of the shareholders of the Fixed Income Fund.

   The Board also noted that, as the Proposed Sub-Advisors had not yet commenced sub-advising the Fixed Income Funds, there was no investment performance for either the Fixed Income Funds or the Proposed Sub-Advisors in managing the Fixed Income Funds for the Board to evaluate. The Board, however, recalled each Proposed Sub-Advisor's historical performance in sub-advising other investment portfolios with similar mandates as the Fixed Income Funds and compared such performance to applicable market indices. The Board determined, among other things, that the historical performance of the Proposed Sub-Advisors with respect to other investment portfolios with similar mandates to each Fixed Income Fund was acceptable as compared with relevant market indices.

   When considering the fees and expenses to be borne by a Fixed Income Fund, and considering the reasonableness of the fees to be paid to each Proposed Sub-Advisor in light of the services to be provided to the Fixed Income Fund, the Board noted that the fees to be paid to the Proposed Sub-Advisors would be paid by the Advisor from the management fees received by the Advisor from the Fixed Income Funds. The Board further noted that the management fees and expenses of each Fixed Income Fund would not change as a result of the approval of the Proposed Sub-Advisors and the implementation of the Proposed Sub-Advisory Agreements. The Board then compared the fees to be paid to each Proposed Sub-Advisor by the Advisor to fees paid to the Proposed Sub-Advisors for services provided to other investment management companies with a similar mandate to the Fixed Income Funds. The Board also considered any additional benefits to be received by the Proposed Sub-Advisors in connection with providing such services. The Board concluded that the fees to be paid to each Proposed Sub-Advisor were reasonable in relation to the other fees charged by the Proposed Sub-Advisor, and that the sub-advisory fees were fair, both on an absolute basis and in comparison with the fees charged by each Proposed Sub-Advisor for its services to other investment portfolios.

   Furthermore, the Board noted that each Proposed Sub-Advisor could not report any financial results from its relationship with the Fixed Income Funds because the Proposed Sub-Advisors had not yet commenced sub-advising the Fixed Income Funds, and thus, the Board could not evaluate profitability. The Board then discussed whether economies of scale are realized by each Proposed Sub-Advisor with respect to a Fixed Income Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of fees charged were inapplicable to each Fixed Income Fund at the present time, due to the Advisor paying the fees of the Proposed Sub-Advisors and the fact that the Proposed Sub-Advisors had not begun to manage the Fixed Income Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of each Proposed Sub-Advisory Agreement for the Fixed Income Fund was in the best interests of the Fixed Income Fund and its shareholders.

                                                               DFA043015-004S
 [LOGO]                                                              00147359

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         LWAS/DFA U.S. High Book to Market Portfolio....................   5
         LWAS/DFA Two-Year Fixed Income Portfolio.......................   6
         LWAS/DFA Two-Year Government Portfolio.........................   8
     Statements of Assets and Liabilities...............................   9
     Statements of Operations...........................................  11
     Statements of Changes in Net Assets................................  12
     Financial Highlights...............................................  13
     Notes to Financial Statements......................................  15
  DFA Investment Dimensions Group Inc. - LWAS/DFA International High
    Book to Market Portfolio
     Disclosure of Fund Expenses........................................  21
     Disclosure of Portfolio Holdings...................................  22
     Schedule of Investments............................................  23
     Statement of Assets and Liabilities................................  24
     Statement of Operations............................................  25
     Statements of Changes in Net Assets................................  26
     Financial Highlights...............................................  27
     Notes to Financial Statements......................................  28
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  32
     Disclosure of Portfolio Holdings...................................  33
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................  34
         The DFA International Value Series.............................  37
     Statements of Assets and Liabilities...............................  41
     Statements of Operations...........................................  42
     Statements of Changes in Net Assets................................  43
     Financial Highlights...............................................  44
     Notes to Financial Statements......................................  45
  Voting Proxies on Fund Portfolio Securities...........................  52
  Board Approval of Investment Advisory Agreements......................  53

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      Six Months Ended April 30, 2015
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,037.60    0.32%    $1.62
Hypothetical 5% Annual Return................. $1,000.00 $1,023.21    0.32%    $1.61

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,003.30    0.28%    $1.39
Hypothetical 5% Annual Return................. $1,000.00 $1,023.41    0.28%    $1.40

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/14  04/30/15    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,003.10    0.27%    $1.34
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.46    0.27%    $1.35

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

                   LWAS/DFA Two-Year Fixed Income Portfolio
              Corporate....................................   2.9%
              Government...................................  49.1%
              Foreign Corporate............................  14.9%
              Foreign Government...........................  22.1%
              Supranational................................  11.0%
                                                            -----
                                                            100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $65,114,380
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $29,308,725)........................................... $65,114,380
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                    Face
                                                   Amount         Value+
                                                   ------         ------
                                                   (000)
AGENCY OBLIGATIONS -- (31.1%)
Federal Home Loan Bank
    1.625%, 12/09/16............................. $   3,600    $   3,660,307
    0.875%, 03/10/17.............................     6,800        6,825,174
Federal Home Loan Mortgage Corporation
    0.500%, 01/27/17.............................     2,000        1,996,200
    5.000%, 02/16/17.............................     2,300        2,477,795
    0.875%, 02/22/17.............................     6,000        6,031,836
    1.000%, 03/08/17.............................     6,200        6,238,806
Federal National Mortgage Association
    1.250%, 01/30/17.............................       500          505,231
    5.000%, 02/13/17.............................     2,000        2,154,276
    0.750%, 03/14/17.............................     1,500        1,502,181
                                                               -------------
TOTAL AGENCY OBLIGATIONS.........................                 31,391,806
                                                               -------------

BONDS -- (47.5%)
3M Co.
    1.375%, 09/29/16.............................       500          506,030
Agence Francaise de Developpement
    1.125%, 10/03/16.............................       250          251,701
Asian Development Bank
    0.750%, 01/11/17.............................     1,000        1,002,303
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................     1,000        1,003,611
Bank Nederlandse Gemeenten NV
    0.875%, 02/21/17.............................       896          896,900
Bank of Montreal
    1.300%, 07/15/16.............................       500          503,552
Bank of Nova Scotia (The)
    1.375%, 07/15/16.............................        --               --
#   1.100%, 12/13/16.............................       692          694,230
    2.550%, 01/12/17.............................       200          205,265
Canada Government International Bond
    0.875%, 02/14/17.............................     1,500        1,506,714
Council Of Europe Development Bank
    1.250%, 09/22/16.............................        --               --
    1.500%, 02/22/17.............................     2,000        2,028,300
DBS Bank, Ltd.
    2.350%, 02/28/17.............................       300          305,292
Denmark Government International Bond
    0.875%, 03/20/17.............................       500          501,645
Development Bank of Japan, Inc.
    1.625%, 10/05/16.............................     1,500        1,519,581
    5.125%, 02/01/17.............................       500          536,695
    1.500%, 03/13/17.............................       500          505,568
Erste Abwicklungsanstalt
    1.000%, 02/27/17.............................     2,800        2,808,106

                                                    Face
                                                   Amount         Value+
                                                   ------         ------
                                                   (000)
European Bank for Reconstruction & Development
    1.375%, 10/20/16............................. $   1,500    $   1,520,574
    1.000%, 02/16/17.............................       500          503,640
European Investment Bank
    1.125%, 12/15/16.............................       500          504,289
#   4.875%, 01/17/17.............................     1,000        1,071,183
#   1.750%, 03/15/17.............................     1,200        1,223,833
FMS Wertmanagement AoeR
    1.125%, 10/14/16.............................       300          302,357
General Electric Capital Corp.
#   5.400%, 02/15/17.............................     2,055        2,217,639
International Bank for Reconstruction &
 Development
    0.625%, 05/02/17.............................       500          498,765
KFW
    0.625%, 12/15/16.............................       500          500,488
#   1.250%, 02/15/17.............................       800          808,372
    0.750%, 03/17/17.............................     1,500        1,502,026
Kommunalbanken A.S.
    0.875%, 10/03/16.............................     1,000        1,003,586
Kommuninvest I Sverige AB
    0.875%, 12/13/16.............................       800          802,640
    1.625%, 02/13/17.............................     1,000        1,015,358
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.625%, 01/26/17.............................       950          947,624
    0.875%, 03/20/17.............................       500          500,669
National Australia Bank, Ltd.
    3.000%, 07/27/16.............................     1,600        1,643,312
    2.750%, 03/09/17.............................     1,000        1,032,704
Netherlands Government Bond
    1.000%, 02/24/17.............................     1,900        1,907,991
Nordea Bank AB
#   3.125%, 03/20/17.............................     1,620        1,676,982
Nordic Investment Bank
    1.000%, 03/07/17.............................     2,000        2,011,792
Oesterreichische Kontrollbank AG
#   0.750%, 12/15/16.............................     1,500        1,503,082
Ontario, Province of Canada
    1.600%, 09/21/16.............................       600          607,832
Quebec, Province of Canada
    5.125%, 11/14/16.............................       500          533,608
Royal Bank of Canada
    1.450%, 09/09/16.............................       800          807,243
#   1.200%, 01/23/17.............................     1,500        1,508,115
    1.000%, 04/27/17.............................       600          599,864
Svensk Exportkredit AB
    5.125%, 03/01/17.............................       352          379,702
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................     1,750        1,797,768
Toronto-Dominion Bank (The)
    1.500%, 09/09/16.............................     1,700        1,717,537
#   2.375%, 10/19/16.............................       500          511,801
                                                               -------------
TOTAL BONDS......................................                 47,937,869
                                                               -------------

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount         Value+
                                                   ------         ------
                                                   (000)

U.S. TREASURY OBLIGATIONS -- (14.8%)
U.S. Treasury Notes
    0.875%, 01/31/17............................. $   6,500    $   6,540,118
    0.875%, 02/28/17.............................     3,400        3,420,720
    0.750%, 03/15/17.............................     2,500        2,509,180
#   0.500%, 03/31/17.............................     1,500        1,498,242
    1.000%, 03/31/17.............................       500          504,101
    0.875%, 04/15/17.............................       500          502,813
                                                               -------------
TOTAL U.S. TREASURY OBLIGATIONS..................                 14,975,174
                                                               -------------

                                                    Shares     Value+
                                                    ------     ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves,
       0.098%...................................... 582,013 $    582,013
                                                            ------------

                                                    Shares/
                                                     Face
                                                    Amount
                                                    -------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund............... 527,566    6,103,935
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $100,896,546)..............................          $100,990,797
                                                            ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  ------------------------------------------
                                  Level 1    Level 2    Level 3    Total
                                  -------- ------------ ------- ------------
   Agency Obligations............       -- $ 31,391,806   --    $ 31,391,806
   Bonds.........................       --   47,937,869   --      47,937,869
   U.S. Treasury Obligations.....       --   14,975,174   --      14,975,174
   Temporary Cash Investments.... $582,013           --   --         582,013
   Securities Lending Collateral.       --    6,103,935   --       6,103,935
                                  -------- ------------   --    ------------
   TOTAL......................... $582,013 $100,408,784   --    $100,990,797
                                  ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Face
                                                              Amount     Value+
                                                             -------- ------------
                                                              (000)
U.S. TREASURY OBLIGATIONS -- (99.7%)
U.S. Treasury Notes
 0.625%, 12/15/16........................................... $ 16,000 $ 16,035,008
 0.875%, 12/31/16...........................................   21,600   21,736,685
 0.500%, 01/31/17...........................................   20,000   19,990,620
 0.875%, 01/31/17...........................................   19,700   19,821,588
 0.625%, 02/15/17...........................................   25,000   25,039,050
 0.875%, 02/28/17...........................................    5,000    5,030,470
 3.000%, 02/28/17...........................................   14,700   15,358,060
 0.500%, 03/31/17...........................................    5,000    4,994,140
 0.875%, 04/15/17...........................................    5,000    5,028,125
 0.875%, 04/30/17...........................................    9,400    9,449,933
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................           142,483,679
                                                                      ------------

                                                              Shares
                                                             --------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund  495,577      495,577
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $142,765,784)...........          $142,979,256
                                                                      ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                    ------------------------------------------
                                    Level 1    Level 2    Level 3    Total
                                    -------- ------------ ------- ------------
U.S. Treasury Obligations..........       -- $142,483,679   --    $142,483,679
Temporary Cash Investments......... $495,577           --   --         495,577
                                    -------- ------------   --    ------------
TOTAL.............................. $495,577 $142,483,679   --    $142,979,256
                                    ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value....................................................................................... $     65,114
  Fund Shares Sold.......................................................................................            5
Prepaid Expenses and Other Assets........................................................................           11
                                                                                                          ------------
     Total Assets........................................................................................       65,130
                                                                                                          ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...................................................................................            7
  Due to Advisor.........................................................................................            1
Accrued Expenses and Other Liabilities...................................................................           17
                                                                                                          ------------
     Total Liabilities...................................................................................           25
                                                                                                          ------------
NET ASSETS............................................................................................... $     65,105
                                                                                                          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................................    3,361,971
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................................. $      19.37
                                                                                                          ============
Investment in Affiliated Investment Company at Cost...................................................... $     29,309
                                                                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................................... $     26,367
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...................          102
Accumulated Net Realized Gain (Loss).....................................................................        2,831
Net Unrealized Appreciation (Depreciation)...............................................................       35,805
                                                                                                          ------------
NET ASSETS............................................................................................... $     65,105
                                                                                                          ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000
                                                                                                          ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA     LWAS/DFA
                                                                                          Two-Year     Two-Year
                                                                                        Fixed Income  Government
                                                                                         Portfolio    Portfolio
                                                                                        ------------ ------------
ASSETS:
Investments at Value (including $5,971 and $0 of securities on loan, respectively)..... $     94,305 $    142,484
Temporary Cash Investments at Value & Cost.............................................          582          496
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        6,104           --
Receivables:
  Investment Securities Sold...........................................................        4,937           --
  Interest.............................................................................          300          287
  Securities Lending Income............................................................            1           --
Prepaid Expenses and Other Assets......................................................           11           14
                                                                                        ------------ ------------
     Total Assets......................................................................      106,240      143,281
                                                                                        ------------ ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        6,104           --
  Investment Securities Purchased......................................................        1,498           --
  Due to Advisor.......................................................................           12           18
Accrued Expenses and Other Liabilities.................................................           18           27
                                                                                        ------------ ------------
     Total Liabilities.................................................................        7,632           45
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     98,608 $    143,236
                                                                                        ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,842,143   14,460,277
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.02 $       9.91
                                                                                        ============ ============
Investments at Cost.................................................................... $     94,211 $    142,270
                                                                                        ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     98,367 $    142,795
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           69           78
Accumulated Net Realized Gain (Loss)...................................................           78          149
Net Unrealized Appreciation (Depreciation).............................................           94          214
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     98,608 $    143,236
                                                                                        ============ ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000  300,000,000
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                           LWAS/DFA
                                                                          U.S. High    LWAS/DFA    LWAS/DFA
                                                                           Book to     Two-Year    Two-Year
                                                                            Market   Fixed Income Government
                                                                          Portfolio*  Portfolio   Portfolio
                                                                          ---------- ------------ ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends..............................................................  $   734       $ --        $ --
  Income from Securities Lending.........................................        7         --          --
  Expenses Allocated from Affiliated Investment Company..................      (36)        --          --
                                                                           -------       ----        ----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................      705         --          --
                                                                           -------       ----        ----
Fund Investment Income
  Interest...............................................................       --        309         403
  Income from Securities Lending.........................................       --          2          --
                                                                           -------       ----        ----
     Total Investment Income.............................................       --        311         403
                                                                           -------       ----        ----
Fund Expenses
  Investment Advisory Services Fees......................................       --         73         108
  Administrative Services Fees...........................................        3         --          --
  Accounting & Transfer Agent Fees.......................................        3          5           7
  Shareholder Servicing Fees.............................................       49         39          58
  Custodian Fees.........................................................       --          2           1
  Filing Fees............................................................        8          9          10
  Shareholders' Reports..................................................        3          4           7
  Directors'/Trustees' Fees & Expenses...................................       --         --           1
  Professional Fees......................................................        2          3           4
  Other..................................................................        1          2           2
                                                                           -------       ----        ----
     Total Expenses......................................................       69        137         198
                                                                           -------       ----        ----
  Net Investment Income (Loss)...........................................      636        174         205
                                                                           -------       ----        ----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    2,831         78         150
    Futures..............................................................        2         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   (1,060)        50          34
                                                                           -------       ----        ----
  Net Realized and Unrealized Gain (Loss)................................    1,773        128         184
                                                                           -------       ----        ----
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $ 2,409       $302        $389
                                                                           =======       ====        ====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                LWAS/DFA U.S. High Book LWAS/DFA Two-Year Fixed   LWAS/DFA Two-Year
                                                 to Market Portfolio      Income Portfolio      Government Portfolio
                                                ----------------------  ----------------------  --------------------
                                                Six Months     Year     Six Months     Year     Six Months    Year
                                                   Ended      Ended        Ended      Ended        Ended     Ended
                                                 April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,  Oct. 31,
                                                   2015        2014        2015        2014        2015       2014
                                                -----------  --------   -----------  --------   ----------- --------
                                                (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................   $   636    $  1,153     $   174    $    198    $    205   $    172
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     2,831       4,345          78         189         150        421
    Futures....................................         2          --          --          --          --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................    (1,060)      4,401          50         (79)         34         16
                                                  -------    --------     -------    --------    --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     2,409       9,899         302         308         389        609
                                                  -------    --------     -------    --------    --------   --------
Distributions From:
  Net Investment Income........................      (637)     (1,033)       (142)       (185)       (180)      (114)
  Net Short-Term Gains.........................       (68)         --        (108)        (67)       (411)      (135)
  Net Long-Term Gains..........................    (4,067)     (2,398)        (73)        (48)         --       (180)
                                                  -------    --------     -------    --------    --------   --------
     Total Distributions.......................    (4,772)     (3,431)       (323)       (300)       (591)      (429)
                                                  -------    --------     -------    --------    --------   --------
Capital Share Transactions (1):
  Shares Issued................................       784       2,290       4,861      14,953       7,195     19,318
  Shares Issued in Lieu of Cash
   Distributions...............................     4,772       3,431         323         300         592        428
  Shares Redeemed..............................    (6,302)    (11,241)     (5,516)    (11,026)     (9,580)   (19,900)
                                                  -------    --------     -------    --------    --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................      (746)     (5,520)       (332)      4,227      (1,793)      (154)
                                                  -------    --------     -------    --------    --------   --------
     Total Increase (Decrease) in Net
      Assets...................................    (3,109)        948        (353)      4,235      (1,995)        26
Net Assets
  Beginning of Period..........................    68,214      67,266      98,961      94,726     145,231    145,205
                                                  -------    --------     -------    --------    --------   --------
  End of Period................................   $65,105    $ 68,214     $98,608    $ 98,961    $143,236   $145,231
                                                  =======    ========     =======    ========    ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................        40         119         486       1,493         727      1,952
  Shares Issued in Lieu of Cash
   Distributions...............................       263         186          32          30          60         43
  Shares Redeemed..............................      (324)       (578)       (551)     (1,101)       (968)    (2,011)
                                                  -------    --------     -------    --------    --------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       (21)       (273)        (33)        422        (181)       (16)
                                                  =======    ========     =======    ========    ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................   $   102    $    103     $    69    $     37    $     78   $     53

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     LWAS/DFA U.S. High Book to Market Portfolio
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2015         2014     2013     2012     2011     2010
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 20.16     $ 18.40  $ 13.84  $ 11.96  $ 11.52  $  9.80
                                                                -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.19        0.32     0.28     0.25     0.20     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.46        2.41     4.57     1.87     0.44     1.72
                                                                -------     -------  -------  -------  -------  -------
   Total from Investment Operations..........................      0.65        2.73     4.85     2.12     0.64     1.91
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.19)      (0.29)   (0.29)   (0.24)   (0.20)   (0.19)
  Net Realized Gains.........................................     (1.25)      (0.68)      --       --       --       --
                                                                -------     -------  -------  -------  -------  -------
   Total Distributions.......................................     (1.44)      (0.97)   (0.29)   (0.24)   (0.20)   (0.19)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 19.37     $ 20.16  $ 18.40  $ 13.84  $ 11.96  $ 11.52
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      3.76%(C)   15.38%   35.41%   18.01%    5.48%   19.71%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $65,105     $68,214  $67,266  $60,916  $62,759  $67,314
Ratio of Expenses to Average Net Assets (B)..................      0.32%(D)    0.34%    0.34%    0.34%    0.34%    0.35%
Ratio of Net Investment Income to Average Net Assets.........      1.93%(D)    1.67%    1.77%    1.93%    1.56%    1.78%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               LWAS/DFA Two-Year Fixed Income Portfolio
                                                      ---------------------------------------------------------
                                                      Six Months      Year     Year     Year     Year     Year
                                                         Ended       Ended    Ended    Ended    Ended    Ended
                                                       April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                         2015         2014     2013     2012     2011     2010
-----------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................   $ 10.02     $ 10.02  $ 10.07  $ 10.10  $ 10.13  $ 10.03
                                                        -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.02        0.02     0.03     0.04     0.05     0.08
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................      0.01        0.01       --     0.03     0.03     0.11
                                                        -------     -------  -------  -------  -------  -------
   Total from Investment Operations..................      0.03        0.03     0.03     0.07     0.08     0.19
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.01)      (0.02)   (0.03)   (0.04)   (0.06)   (0.09)
  Net Realized Gains.................................     (0.02)      (0.01)   (0.05)   (0.06)   (0.05)      --
                                                        -------     -------  -------  -------  -------  -------
   Total Distributions...............................     (0.03)      (0.03)   (0.08)   (0.10)   (0.11)   (0.09)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $ 10.02     $ 10.02  $ 10.02  $ 10.07  $ 10.10  $ 10.13
===================================================== ===========   ======== ======== ======== ======== ========
Total Return.........................................      0.33%(C)    0.31%    0.26%    0.75%    0.73%    1.89%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $98,608     $98,961  $94,726  $89,326  $92,897  $89,264
Ratio of Expenses to Average Net Assets..............      0.28%(D)    0.28%    0.29%    0.30%    0.30%    0.31%
Ratio of Net Investment Income to Average Net Assets.      0.36%(D)    0.20%    0.27%    0.40%    0.54%    0.82%
Portfolio Turnover Rate..............................       103%(C)     122%      57%     102%      98%     113%
-----------------------------------------------------------------------------------------------------------------

                                                                  LWAS/DFA Two-Year Government Portfolio
                                                      --------------------------------------------------------------
                                                      Six Months      Year      Year      Year      Year      Year
                                                         Ended       Ended     Ended     Ended     Ended     Ended
                                                       April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                         2015         2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................  $   9.92     $   9.91  $   9.96  $   9.98  $  10.07  $  10.10
                                                       --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.01         0.01      0.01      0.02      0.04      0.07
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................      0.02         0.03      0.02      0.04      0.02      0.13
                                                       --------     --------  --------  --------  --------  --------
   Total from Investment Operations..................      0.03         0.04      0.03      0.06      0.06      0.20
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.01)       (0.01)    (0.01)    (0.03)    (0.04)    (0.08)
  Net Realized Gains.................................     (0.03)       (0.02)    (0.07)    (0.05)    (0.11)    (0.15)
                                                       --------     --------  --------  --------  --------  --------
   Total Distributions...............................     (0.04)       (0.03)    (0.08)    (0.08)    (0.15)    (0.23)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................  $   9.91     $   9.92  $   9.91  $   9.96  $   9.98  $  10.07
===================================================== ===========   ========  ========  ========  ========  ========
Total Return.........................................      0.31%(C)     0.39%     0.26%     0.50%     0.66%     1.98%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................  $143,236     $145,231  $145,205  $145,273  $178,442  $173,724
Ratio of Expenses to Average Net Assets..............      0.27%(D)     0.27%     0.28%     0.28%     0.29%     0.29%
Ratio of Net Investment Income to Average Net Assets.      0.29%(D)     0.12%     0.05%     0.19%     0.41%     0.72%
Portfolio Turnover Rate..............................       118%(C)      225%      160%      111%      127%      166%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2015, the Feeder Fund owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund, but is compensated for the investment advisory services it provides to the Feeder Fund's Master Fund. For the six months ended April 30, 2015, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
   -                                            -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%           --
   LWAS/DFA Two-Year Fixed Income Portfolio....        --          0.15%
   LWAS/DFA Two-Year Government Portfolio......        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $3
                LWAS/DFA Two-Year Fixed Income Portfolio....  4
                LWAS/DFA Two-Year Government Portfolio......  7

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. Government   Other Investment
                                               Securities        Securities
                                           ------------------ -----------------
                                           Purchases  Sales   Purchases  Sales
                                           --------- -------- --------- -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $ 54,707  $ 46,537  $43,415  $53,179
 LWAS/DFA Two-Year Government Portfolio...  169,681   171,882       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $263            $(55)         $(208)
LWAS/DFA Two-Year Fixed Income Portfolio....        --              --             --
LWAS/DFA Two-Year Government Portfolio......        --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2013........................................     $1,172            --     $1,172
2014........................................      1,033        $2,398      3,431
LWAS/DFA Two-Year Fixed Income Portfolio
2013........................................        631            44        675
2014........................................        252            48        300
LWAS/DFA Two-Year Government Portfolio
2013........................................      1,071            29      1,100
2014........................................        249           180        429

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $58           $205      $263

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             Undistributed                                 Total Net
                                             Net Investment                              Distributable
                                               Income and   Undistributed   Unrealized     Earnings
                                               Short-Term     Long-Term    Appreciation  (Accumulated
                                             Capital Gains  Capital Gains (Depreciation)    Losses)
                                             -------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market Portfolio.      $174         $4,067        $36,864        $41,105
LWAS/DFA Two-Year Fixed Income Portfolio....       148             73             44            265
LWAS/DFA Two-Year Government Portfolio......       471             --            180            651

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2014, the Portfolios did not use capital loss carryforwards.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     Net
                                                                                  Unrealized
                                             Federal   Unrealized   Unrealized   Appreciation
                                             Tax Cost Appreciation Depreciation (Depreciation)
                                             -------- ------------ ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio. $ 29,309   $35,805          --        $35,805
LWAS/DFA Two-Year Fixed Income Portfolio....  100,897       110        $(16)            94
LWAS/DFA Two-Year Government Portfolio......  142,766       225         (11)           214

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             95%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             98%
    LWAS/DFA Two-Year Government Portfolio......      2             93%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                                Six Months Ended April 30, 2015
EXPENSE TABLES
                                                        Beginning  Ending              Expenses
                                                         Account  Account   Annualized   Paid
                                                          Value    Value     Expense    During
                                                        11/01/14  04/30/15    Ratio*   Period*
                                                        --------- --------- ---------- --------
LWAS/DFA International High Book to Market Portfolio**
------------------------------------------------------
Actual Fund Return..................................... $1,000.00 $1,057.00    0.47%    $2.40
Hypothetical 5% Annual Return.......................... $1,000.00 $1,022.46    0.47%    $2.36

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                                      Affiliated Investment Company
                                                      -----------------------------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO.             100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $69,845,771
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $58,294,897)................................ $69,845,771
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value.......................................................................................... $     69,846
Prepaid Expenses and Other Assets...........................................................................           13
                                                                                                             ------------
     Total Assets...........................................................................................       69,859
                                                                                                             ------------
LIABILITIES:
Payables:
  Due to Advisor............................................................................................            1
Accrued Expenses and Other Liabilities......................................................................           21
                                                                                                             ------------
     Total Liabilities......................................................................................           22
                                                                                                             ------------
NET ASSETS.................................................................................................. $     69,837
                                                                                                             ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................................................    7,915,328
                                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................... $       8.82
                                                                                                             ============
Investment in Affiliated Investment Company at Cost......................................................... $     58,295
                                                                                                             ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................................. $     56,326
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......................          647
Accumulated Net Realized Gain (Loss)........................................................................        1,307
Net Unrealized Foreign Exchange Gain (Loss).................................................................            6
Net Unrealized Appreciation (Depreciation)..................................................................       11,551
NET ASSETS.................................................................................................. $     69,837
                                                                                                             ============
(1) NUMBER OF SHARES AUTHORIZED.............................................................................  200,000,000
                                                                                                             ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

    Investment Income
      Dividends (Net of Taxes Withheld of $89)...................... $1,098
      Income from Securities Lending................................     30
      Expenses Allocated from Affiliated Investment Company.........    (72)
                                                                     ------
         Total Investment Income....................................  1,056
                                                                     ------
    Expenses
      Administrative Services Fees..................................      3
      Accounting & Transfer Agent Fees..............................      3
      Shareholder Servicing Fees....................................     63
      Filing Fees...................................................      8
      Shareholders' Reports.........................................      4
      Professional Fees.............................................      2
      Other.........................................................      1
                                                                     ------
         Total Expenses.............................................     84
                                                                     ------
      Net Investment Income (Loss)..................................    972
                                                                     ------
    Realized and Unrealized Gain (Loss)
      Net Realized Gain (Loss) on:
        Investment Securities Sold..................................  1,359
        Foreign Currency Transactions...............................    (30)
      Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..................  1,468
        Translation of Foreign Currency Denominated Amounts.........      7
                                                                     ------
      Net Realized and Unrealized Gain (Loss).......................  2,804
                                                                     ------
    Net Increase (Decrease) in Net Assets Resulting from Operations. $3,776
                                                                     ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        LWAS/DFA International
                                                                                         High Book to Market
                                                                                              Portfolio
                                                                                        --------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2015        2014
                                                                                        -----------  --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................   $   972    $  3,287
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................     1,359       1,618
    Foreign Currency Transactions......................................................       (30)        (12)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     1,468      (5,439)
    Translation of Foreign Currency Denominated Amounts................................         7         (11)
                                                                                          -------    --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     3,776        (557)
                                                                                          -------    --------
Distributions From:
  Net Investment Income................................................................      (457)     (3,174)
  Net Short-Term Gains.................................................................       (40)       (145)
  Net Long-Term Gains..................................................................    (1,481)     (3,304)
                                                                                          -------    --------
     Total Distributions...............................................................    (1,978)     (6,623)
                                                                                          -------    --------
Capital Share Transactions (1):
  Shares Issued........................................................................     1,572       3,618
  Shares Issued in Lieu of Cash Distributions..........................................     1,977       6,622
  Shares Redeemed......................................................................    (4,176)    (12,295)
                                                                                          -------    --------
     Net Increase (Decrease) from Capital Share Transactions...........................      (627)     (2,055)
                                                                                          -------    --------
     Total Increase (Decrease) in Net Assets...........................................     1,171      (9,235)
Net Assets
  Beginning of Period..................................................................    68,666      77,901
                                                                                          -------    --------
  End of Period........................................................................   $69,837    $ 68,666
                                                                                          =======    ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................       189         396
  Shares Issued in Lieu of Cash Distributions..........................................       251         736
  Shares Redeemed......................................................................      (502)     (1,356)
                                                                                          -------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       (62)       (224)
                                                                                          =======    ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).   $   647    $    132

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  LWAS/DFA International High Book to Market Portfolio
                                                              -----------------------------------------------------------
                                                              Six Months      Year      Year     Year     Year      Year
                                                                 Ended       Ended     Ended    Ended    Ended     Ended
                                                               April 30,    Oct. 31,  Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                                 2015         2014      2013     2012     2011      2010
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $  8.61     $  9.50   $  8.22  $  8.68  $ 10.38   $  9.66
                                                                -------     -------   -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.12        0.39      0.25     0.28     0.32      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.34       (0.47)     1.87    (0.10)   (1.09)     0.79
                                                                -------     -------   -------  -------  -------   -------
   Total from Investment Operations..........................      0.46       (0.08)     2.12     0.18    (0.77)     1.01
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.06)      (0.38)    (0.27)   (0.28)   (0.31)    (0.23)
  Net Realized Gains.........................................     (0.19)      (0.43)    (0.57)   (0.36)   (0.62)    (0.06)
                                                                -------     -------   -------  -------  -------   -------
   Total Distributions.......................................     (0.25)      (0.81)    (0.84)   (0.64)   (0.93)    (0.29)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $  8.82     $  8.61   $  9.50  $  8.22  $  8.68   $ 10.38
============================================================= ===========   ========  ======== ======== ========  ========
Total Return.................................................      5.70%(C)   (0.99)%   27.91%    2.89%   (8.30)%   10.85%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $69,837     $68,666   $77,901  $66,900  $72,856   $85,892
Ratio of Expenses to Average Net Assets (B)..................      0.47%(D)    0.50%     0.49%    0.50%    0.49%     0.50%
Ratio of Net Investment Income to Average Net Assets.........      2.93%(D)    4.28%     2.91%    3.49%    3.24%     2.29%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2015, the Portfolio owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $4 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2015, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter N of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
                                                      --------------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio.      $129            $(45)          $(84)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- ------
LWAS/DFA International High Book to Market Portfolio
2013.................................................     $2,242        $4,494     $6,736
2014.................................................      3,319         3,304      6,623

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- -----
LWAS/DFA International High Book to Market Portfolio.      $89            $40      $129

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                            Undistributed                                 Total Net
                                            Net Investment                              Distributable
                                              Income and   Undistributed   Unrealized     Earnings
                                              Short-Term     Long-Term    Appreciation  (Accumulated
                                            Capital Gains  Capital Gains (Depreciation)    Losses)
                                            -------------- ------------- -------------- -------------
LWAS/DFA International High Book to Market
  Portfolio................................      $280         $1,482         $9,956        $11,718

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2014, the Portfolio did not utilize capital loss carryforwards.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                              Net
                                                                                           Unrealized
                                                      Federal   Unrealized   Unrealized   Appreciation
                                                      Tax Cost Appreciation Depreciation (Depreciation)
                                                      -------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio. $58,421    $11,425         --         $11,425

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2015.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

   At April 30, 2015, two shareholders held approximately 97% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/14  04/30/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,038.30    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,058.90    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   5.7%
              Energy.......................................  17.9%
              Financials...................................  20.7%
              Health Care..................................  11.5%
              Industrials..................................  12.9%
              Information Technology.......................   9.7%
              Materials....................................   3.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   3.9%
              Energy.......................................  13.4%
              Financials...................................  35.6%
              Health Care..................................   2.5%
              Industrials..................................   9.4%
              Information Technology.......................   2.9%
              Materials....................................  12.4%
              Telecommunication Services...................   4.4%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                           Percentage
                                            Shares        Value+         of Net Assets**
                                            ------        ------         ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................  9,482,510 $    547,709,778               2.9%
#   Comcast Corp. Special Class A........  3,105,444      178,842,520               0.9%
#   Ford Motor Co........................ 10,847,219      171,386,060               0.9%
    General Motors Co....................  4,177,298      146,456,068               0.8%
    Time Warner Cable, Inc...............  1,876,119      291,774,027               1.5%
    Time Warner, Inc.....................  4,397,226      371,169,847               1.9%
    Other Securities.....................                 760,878,419               4.0%
                                                     ----------------              -----
Total Consumer Discretionary.............               2,468,216,719              12.9%
                                                     ----------------              -----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co............  2,748,548      134,349,026               0.7%
    CVS Health Corp......................  4,790,425      475,641,298               2.5%
    Mondelez International, Inc. Class A.  4,399,456      168,807,127               0.9%
    Other Securities.....................                 317,415,718               1.6%
                                                     ----------------              -----
Total Consumer Staples...................               1,096,213,169               5.7%
                                                     ----------------              -----
Energy -- (16.8%)
    Anadarko Petroleum Corp..............  2,605,027      245,133,041               1.3%
    Apache Corp..........................  1,732,984      118,536,106               0.6%
    Baker Hughes, Inc....................  1,938,026      132,677,260               0.7%
    Chevron Corp.........................  5,878,293      652,843,221               3.4%
    ConocoPhillips.......................  6,333,402      430,164,664               2.2%
    Devon Energy Corp....................  1,695,428      115,645,144               0.6%
    Exxon Mobil Corp.....................  5,368,279      469,026,536               2.4%
    Marathon Petroleum Corp..............  1,339,624      132,046,738               0.7%
    Occidental Petroleum Corp............  2,221,423      177,935,982               0.9%
    Phillips 66..........................  1,670,790      132,510,355               0.7%
    Valero Energy Corp...................  2,806,975      159,716,877               0.8%
    Other Securities.....................                 644,777,263               3.5%
                                                     ----------------              -----
Total Energy.............................               3,411,013,187              17.8%
                                                     ----------------              -----
Financials -- (19.5%)
    American International Group, Inc....  2,903,721      163,450,455               0.9%
    Bank of America Corp................. 15,546,531      247,656,239               1.3%
    Bank of New York Mellon Corp. (The)..  2,970,420      125,767,583               0.7%
    Capital One Financial Corp...........  2,044,209      165,274,298               0.9%
    Citigroup, Inc.......................  4,980,715      265,571,724               1.4%
#   CME Group, Inc.......................  1,222,099      111,101,020               0.6%
    Goldman Sachs Group, Inc. (The)......  1,243,356      244,219,985               1.3%
    JPMorgan Chase & Co.................. 10,421,544      659,266,873               3.4%
    MetLife, Inc.........................  2,189,692      112,309,303               0.6%
    Morgan Stanley.......................  3,805,140      141,969,773               0.7%
    Wells Fargo & Co.....................  4,175,882      230,091,098               1.2%
    Other Securities.....................               1,489,067,659               7.7%
                                                     ----------------              -----
Total Financials.........................               3,955,746,010              20.7%
                                                     ----------------              -----
Health Care -- (10.8%)
    Aetna, Inc...........................  2,009,110      214,713,586               1.1%
    Anthem, Inc..........................  1,674,297      252,701,646               1.3%
*   Boston Scientific Corp...............  6,573,232      117,134,994               0.6%
#*  Express Scripts Holding Co...........  2,947,224      254,640,154               1.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                          Percentage
                                          Shares         Value+         of Net Assets**
                                          ------         ------         ---------------
Health Care -- (Continued)
       Humana, Inc.....................     707,042 $    117,086,155               0.6%
#      Pfizer, Inc.....................  19,796,068      671,680,587               3.5%
       Thermo Fisher Scientific, Inc...   1,315,969      165,390,984               0.9%
       Other Securities................                  400,048,103               2.2%
                                                    ----------------             ------
Total Health Care......................                2,193,396,209              11.5%
                                                    ----------------             ------
Industrials -- (12.1%)
       CSX Corp........................   5,382,618      194,258,684               1.0%
       FedEx Corp......................     843,839      143,089,779               0.8%
       General Electric Co.............  28,575,994      773,837,918               4.1%
#      Norfolk Southern Corp...........   1,611,307      162,500,311               0.9%
       Northrop Grumman Corp...........   1,364,645      210,209,916               1.1%
#      Southwest Airlines Co...........   3,905,821      158,420,100               0.8%
       Union Pacific Corp..............   1,765,010      187,497,012               1.0%
       Other Securities................                  630,374,695               3.2%
                                                    ----------------             ------
Total Industrials......................                2,460,188,415              12.9%
                                                    ----------------             ------
Information Technology -- (9.1%)
       Cisco Systems, Inc..............  12,332,314      355,540,613               1.9%
       EMC Corp........................   4,399,598      118,393,182               0.6%
       Hewlett-Packard Co..............   9,619,949      317,169,719               1.7%
       Intel Corp......................   8,749,317      284,790,268               1.5%
       Other Securities................                  770,628,639               4.0%
                                                    ----------------             ------
Total Information Technology...........                1,846,522,421               9.7%
                                                    ----------------             ------
Materials -- (3.6%)
       Other Securities................                  729,423,962               3.8%
                                                    ----------------             ------
Real Estate Investment Trusts -- (0.0%)
       Other Securities................                    3,010,581               0.0%
                                                    ----------------             ------
Telecommunication Services -- (4.2%)
#      AT&T, Inc.......................  20,643,229      715,081,453               3.7%
       Other Securities................                  144,466,196               0.8%
                                                    ----------------             ------
Total Telecommunication Services.......                  859,547,649               4.5%
                                                    ----------------             ------
Utilities -- (0.3%)
       Other Securities................                   68,980,718               0.4%
                                                    ----------------             ------
TOTAL COMMON STOCKS....................               19,092,259,040              99.9%
                                                    ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                      208,566               0.0%
                                                    ----------------             ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 107,345,414    1,241,986,437               6.5%
                                                    ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,673,864,902).............               $ 20,334,454,043             106.4%
                                                    ================             ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,468,216,719             --   --    $ 2,468,216,719
  Consumer Staples..............   1,096,213,169             --   --      1,096,213,169
  Energy........................   3,411,013,187             --   --      3,411,013,187
  Financials....................   3,955,746,010             --   --      3,955,746,010
  Health Care...................   2,193,396,209             --   --      2,193,396,209
  Industrials...................   2,460,188,415             --   --      2,460,188,415
  Information Technology........   1,846,522,421             --   --      1,846,522,421
  Materials.....................     729,423,962             --   --        729,423,962
  Real Estate Investment Trusts.       3,010,581             --   --          3,010,581
  Telecommunication Services....     859,547,649             --   --        859,547,649
  Utilities.....................      68,980,718             --   --         68,980,718
Rights/Warrants.................              -- $      208,566   --            208,566
Securities Lending Collateral...              --  1,241,986,437   --      1,241,986,437
                                 --------------- --------------   --    ---------------
TOTAL........................... $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                   Percentage
                                                    Shares       Value++         of Net Assets**
                                                    ------       -------         ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Macquarie Group, Ltd.......................... 1,166,354 $     71,465,422               0.7%
    National Australia Bank, Ltd.................. 2,095,885       60,687,121               0.6%
    Wesfarmers, Ltd............................... 2,171,552       74,851,884               0.8%
    Other Securities..............................                440,514,946               4.4%
                                                             ----------------               ----
TOTAL AUSTRALIA...................................                647,519,373               6.5%
                                                             ----------------               ----

AUSTRIA -- (0.1%)
    Other Securities..............................                 14,194,786               0.1%
                                                             ----------------               ----

BELGIUM -- (1.2%)
    Other Securities..............................                127,207,184               1.3%
                                                             ----------------               ----

CANADA -- (7.7%)
    Bank of Montreal..............................   860,326       56,179,288               0.6%
    Canadian Natural Resources, Ltd............... 1,849,320       61,449,846               0.6%
#   Manulife Financial Corp....................... 3,287,435       59,835,949               0.6%
    Suncor Energy, Inc............................ 3,750,370      122,131,817               1.2%
    Other Securities..............................                548,076,239               5.5%
                                                             ----------------               ----
TOTAL CANADA......................................                847,673,139               8.5%
                                                             ----------------               ----

DENMARK -- (1.3%)
    Other Securities..............................                143,350,002               1.4%
                                                             ----------------               ----

FINLAND -- (0.7%)
    Other Securities..............................                 77,102,984               0.8%
                                                             ----------------               ----

FRANCE -- (7.9%)
#   AXA SA........................................ 4,004,754      101,263,553               1.0%
    BNP Paribas SA................................ 1,173,096       74,082,501               0.7%
    Cie de Saint-Gobain........................... 1,565,233       71,135,279               0.7%
#   GDF Suez...................................... 3,247,971       66,084,477               0.7%
    Orange SA..................................... 3,989,277       65,708,630               0.7%
#   Renault SA....................................   759,515       79,914,398               0.8%
    Societe Generale SA........................... 1,435,323       71,758,485               0.7%
    Other Securities..............................                343,321,863               3.4%
                                                             ----------------               ----
TOTAL FRANCE......................................                873,269,186               8.7%
                                                             ----------------               ----

GERMANY -- (6.9%)
#   Allianz SE....................................   768,935      130,883,988               1.3%
    Bayerische Motoren Werke AG...................   829,743       97,880,295               1.0%
    Daimler AG.................................... 2,214,556      212,922,187               2.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG.   273,971       53,478,460               0.5%
    Other Securities..............................                266,936,885               2.7%
                                                             ----------------               ----
TOTAL GERMANY.....................................                762,101,815               7.6%
                                                             ----------------               ----

HONG KONG -- (2.7%)
    Hutchison Whampoa, Ltd........................ 5,076,000       74,495,202               0.7%
    Other Securities..............................                227,312,335               2.3%
                                                             ----------------               ----
TOTAL HONG KONG...................................                301,807,537               3.0%
                                                             ----------------               ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                              Percentage
                                               Shares       Value++         of Net Assets**
                                               ------       -------         ---------------
IRELAND -- (0.2%)
    Other Securities........................            $     26,121,781               0.3%
                                                        ----------------              -----

ISRAEL -- (0.3%)
    Other Securities........................                  35,130,239               0.4%
                                                        ----------------              -----

ITALY -- (1.3%)
    UniCredit SpA...........................  6,940,290       49,818,281               0.5%
    Other Securities........................                  96,542,603               1.0%
                                                        ----------------              -----
TOTAL ITALY.................................                 146,360,884               1.5%
                                                        ----------------              -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd....................  2,839,900       95,208,668               1.0%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506      152,455,840               1.5%
    Mizuho Financial Group, Inc............. 51,633,200       98,427,317               1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940       49,589,428               0.5%
    Nissan Motor Co., Ltd...................  5,844,900       60,674,102               0.6%
    NTT DOCOMO, Inc.........................  3,018,500       53,465,121               0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,728,500      119,138,825               1.2%
    Other Securities........................               1,581,800,898              15.8%
                                                        ----------------              -----
TOTAL JAPAN.................................               2,210,760,199              22.1%
                                                        ----------------              -----

NETHERLANDS -- (2.7%)
*   ING Groep NV............................  6,479,202       99,400,933               1.0%
    Other Securities........................                 194,499,001               1.9%
                                                        ----------------              -----
TOTAL NETHERLANDS...........................                 293,899,934               2.9%
                                                        ----------------              -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                  10,828,730               0.1%
                                                        ----------------              -----

NORWAY -- (0.6%)
    Other Securities........................                  69,461,065               0.7%
                                                        ----------------              -----

PORTUGAL -- (0.0%)
    Other Securities........................                   4,432,720               0.0%
                                                        ----------------              -----

SINGAPORE -- (1.1%)
    Other Securities........................                 120,212,021               1.2%
                                                        ----------------              -----

SPAIN -- (2.3%)
    Iberdrola SA............................ 14,302,198       95,728,713               0.9%
    Other Securities........................                 154,532,682               1.6%
                                                        ----------------              -----
TOTAL SPAIN.................................                 250,261,395               2.5%
                                                        ----------------              -----

SWEDEN -- (2.8%)
    Svenska Cellulosa AB SCA Class B........  2,234,256       56,515,429               0.6%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427       53,365,201               0.5%
    Other Securities........................                 205,131,159               2.0%
                                                        ----------------              -----
TOTAL SWEDEN................................                 315,011,789               3.1%
                                                        ----------------              -----

SWITZERLAND -- (7.7%)
    ABB, Ltd................................  3,506,609       76,838,333               0.8%
    Cie Financiere Richemont SA.............    591,731       52,742,706               0.5%
    Holcim, Ltd.............................    887,877       71,323,585               0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                Percentage
                                                 Shares       Value++         of Net Assets**
                                                 ------       -------         ---------------
SWITZERLAND -- (Continued)
      Novartis AG.............................  1,236,600 $    126,222,379               1.3%
      Swiss Re AG.............................  1,037,390       92,024,136               0.9%
      UBS Group AG............................  2,463,478       49,213,708               0.5%
      Zurich Insurance Group AG...............    333,311      102,877,494               1.0%
      Other Securities........................                 280,890,571               2.8%
                                                          ----------------             ------
TOTAL SWITZERLAND.............................                 852,132,912               8.5%
                                                          ----------------             ------

UNITED KINGDOM -- (15.7%)
      Anglo American P.L.C....................  3,418,604       57,919,731               0.6%
#     Barclays P.L.C. Sponsored ADR...........  5,577,889       87,795,973               0.9%
      BP P.L.C. Sponsored ADR.................  8,279,050      357,323,797               3.6%
      HSBC Holdings P.L.C..................... 11,244,488      112,326,785               1.1%
      HSBC Holdings P.L.C. Sponsored ADR......  2,250,217      111,678,269               1.1%
      Lloyds Banking Group P.L.C.............. 80,211,445       94,992,545               1.0%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...  3,323,210      214,646,134               2.1%
      Royal Dutch Shell P.L.C. ADR(780259206).    812,214       51,518,734               0.5%
      Standard Chartered P.L.C................  4,120,837       67,467,164               0.7%
      Vodafone Group P.L.C.................... 34,880,956      122,892,797               1.2%
      Vodafone Group P.L.C. Sponsored ADR.....  2,686,108       94,551,011               0.9%
      Other Securities........................                 365,006,280               3.6%
                                                          ----------------             ------
TOTAL UNITED KINGDOM..........................               1,738,119,220              17.3%
                                                          ----------------             ------
TOTAL COMMON STOCKS...........................               9,866,958,895              98.5%
                                                          ----------------             ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
#     Volkswagen AG...........................    213,701       55,016,390               0.6%
      Other Securities........................                  23,508,685               0.2%
                                                          ----------------             ------
TOTAL GERMANY.................................                  78,525,075               0.8%
                                                          ----------------             ------
TOTAL PREFERRED STOCKS........................                  78,525,075               0.8%
                                                          ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities                                             655,774               0.0%
                                                          ----------------             ------
TOTAL RIGHTS/WARRANTS.........................                     655,774               0.0%
                                                          ----------------             ------

                                                              Value+
                                                   -          ------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund.......... 98,338,208    1,137,773,070              11.3%
                                                          ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,751,627,190).....................              $ 11,083,912,814             110.6%
                                                          ================             ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   41,710,367 $  605,809,006   --    $   647,519,373
  Austria.....................             --     14,194,786   --         14,194,786
  Belgium.....................      4,236,232    122,970,952   --        127,207,184
  Canada......................    847,673,139             --   --        847,673,139
  Denmark.....................             --    143,350,002   --        143,350,002
  Finland.....................      2,202,162     74,900,822   --         77,102,984
  France......................      4,519,004    868,750,182   --        873,269,186
  Germany.....................     65,809,417    696,292,398   --        762,101,815
  Hong Kong...................             --    301,807,537   --        301,807,537
  Ireland.....................      6,015,287     20,106,494   --         26,121,781
  Israel......................        851,655     34,278,584   --         35,130,239
  Italy.......................     22,010,100    124,350,784   --        146,360,884
  Japan.......................     74,705,620  2,136,054,579   --      2,210,760,199
  Netherlands.................     28,799,869    265,100,065   --        293,899,934
  New Zealand.................             --     10,828,730   --         10,828,730
  Norway......................     15,808,360     53,652,705   --         69,461,065
  Portugal....................             --      4,432,720   --          4,432,720
  Singapore...................             --    120,212,021   --        120,212,021
  Spain.......................      5,718,148    244,543,247   --        250,261,395
  Sweden......................      9,733,859    305,277,930   --        315,011,789
  Switzerland.................     62,334,340    789,798,572   --        852,132,912
  United Kingdom..............    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
  Germany.....................             --     78,525,075   --         78,525,075
Rights/Warrants
  Spain.......................             --        655,774   --            655,774
Securities Lending Collateral.             --  1,137,773,070   --      1,137,773,070
                               -------------- --------------   --    ---------------
TOTAL......................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                  The U.S. Large    The DFA
                                                                                    Cap Value    International
                                                                                     Series*     Value Series*
                                                                                  -------------- -------------
ASSETS:
Investments at Value (including $1,522,511 and $1,157,398 of securities on loan,
 respectively)...................................................................  $19,092,468    $ 9,946,140
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.........    1,241,986      1,137,773
Foreign Currencies at Value......................................................           --         15,194
Cash.............................................................................           --         12,303
Receivables:
  Investment Securities Sold.....................................................       33,393         14,241
  Dividends and Tax Reclaims.....................................................       19,016         38,821
  Securities Lending Income......................................................          503          1,830
Prepaid Expenses and Other Assets................................................           34             19
                                                                                   -----------    -----------
     Total Assets................................................................   20,387,400     11,166,321
                                                                                   -----------    -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...............................................    1,241,986      1,137,773
  Investment Securities Purchased................................................       29,995          7,672
  Due to Advisor.................................................................        1,575          1,624
  Line of Credit.................................................................        1,888             --
Unrealized Loss on Foreign Currency Contracts....................................           --             67
Accrued Expenses and Other Liabilities...........................................          753            558
                                                                                   -----------    -----------
     Total Liabilities...........................................................    1,276,197      1,147,694
                                                                                   -----------    -----------
NET ASSETS.......................................................................  $19,111,203    $10,018,627
                                                                                   ===========    ===========
Investments at Cost..............................................................  $12,431,879    $ 8,613,854
                                                                                   ===========    ===========
Foreign Currencies at Cost.......................................................  $        --    $    14,837
                                                                                   ===========    ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                               The U.S.      The DFA
                                                                              Large Cap   International
                                                                             Value Series Value Series
                                                                             ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3 and $12,775, respectively).   $208,019     $156,645
  Interest..................................................................         20           --
  Income from Securities Lending............................................      2,096        4,292
                                                                               --------     --------
     Total Investment Income................................................    210,135      160,937
                                                                               --------     --------
Expenses
  Investment Advisory Services Fees.........................................      9,339        9,382
  Accounting & Transfer Agent Fees..........................................        473          243
  Custodian Fees............................................................         94          439
  Shareholders' Reports.....................................................         17           10
  Directors'/Trustees' Fees & Expenses......................................         69           35
  Professional Fees.........................................................        174           90
  Other.....................................................................         67           47
                                                                               --------     --------
     Total Expenses.........................................................     10,233       10,246
                                                                               --------     --------
  Fees Paid Indirectly (Note C).............................................         --           (9)
                                                                               --------     --------
  Net Expenses..............................................................     10,233       10,237
                                                                               --------     --------
  Net Investment Income (Loss)..............................................    199,902      150,700
                                                                               --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    507,551      148,593
    Futures.................................................................        (43)          --
    Foreign Currency Transactions...........................................         --       (4,540)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     (5,160)     275,751
    Translation of Foreign Currency Denominated Amounts.....................         --        1,045
                                                                               --------     --------
  Net Realized and Unrealized Gain (Loss)...................................    502,348      420,849
                                                                               --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............   $702,250     $571,549
                                                                               ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                               Six Months       Year     Six Months      Year
                                                                  Ended        Ended        Ended       Ended
                                                                April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                  2015          2014        2015         2014
                                                               -----------  -----------  -----------  ----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   199,902  $   318,905  $   150,700  $  419,781
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     507,551      755,725      148,593     173,096
    Futures...................................................         (43)          --           --          --
    Foreign Currency Transactions.............................          --           --       (4,540)     (1,763)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................      (5,160)   1,319,300      275,751    (672,491)
    Translation of Foreign Currency Denominated Amounts.......          --           --        1,045      (1,379)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     702,250    2,393,930      571,549     (82,756)
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................     903,568    1,721,914      472,098   1,022,273
  Withdrawals.................................................    (871,297)    (578,150)    (368,686)   (387,981)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....      32,271    1,143,764      103,412     634,292
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................     734,521    3,537,694      674,961     551,536
Net Assets
  Beginning of Period.........................................  18,376,682   14,838,988    9,343,666   8,792,130
                                                               -----------  -----------  -----------  ----------
  End of Period............................................... $19,111,203  $18,376,682  $10,018,627  $9,343,666
                                                               ===========  ===========  ===========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                          The U.S. Large Cap Value Series
                                                   -----------------------------------------------------------------------------
                                                     Six Months        Year         Year         Year        Year        Year
                                                        Ended         Ended        Ended        Ended       Ended       Ended
                                                      April 30,      Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2015           2014         2013         2012        2011        2010
----------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Total Return......................................        3.83%(C)       15.67%       35.68%       18.31%       5.69%      19.96%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $19,111,203     $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets...........        0.11%(D)        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).................        0.11%(D)        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average Net
 Assets...........................................        2.14%(D)        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate...........................           8%(C)          15%          15%          10%         14%         28%
----------------------------------------------------------------------------------------------------------------------------------

                                                                        The DFA International Value Series
                                                   ----------------------------------------------------------------------------
                                                     Six Months        Year        Year        Year         Year        Year
                                                        Ended         Ended       Ended       Ended        Ended       Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                        2015           2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Total Return......................................        5.89%(C)      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $10,018,627     $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets...........        0.22%(D)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).................        0.22%(D)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average Net
 Assets...........................................        3.21%(D)       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate...........................           9%(C)         17%          15%         14%          9%          20%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2015, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                            Fees Paid
                                                            Indirectly
                                                            ----------
         The DFA International Value Series................     $9

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            The U.S. Large Cap Value Series................... $433
            The DFA International Value Series................  301

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                       Purchases    Sales
    -                                                  ---------- ----------
    The U.S. Large Cap Value Series................... $1,876,981 $1,547,472
    The DFA International Value Series................  1,099,991    865,669

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net Unrealized
                                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                                      Cost     Appreciation Depreciation (Depreciation)
                                                   ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series................... $13,674,059  $6,899,359   $(238,964)    $6,660,395
The DFA International Value Series................   9,766,477   1,937,162    (619,726)     1,317,436

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2015 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                               Realized Gain (Loss) on
                                               Derivatives Recognized in Income
                                               -------------------------------
                                                               Equity
                                               Total          Contracts
                                               -----          ---------
                  The U.S. Large Cap Value
                    Series*................... $(43)            $(43)

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average    Average Loan     Days     Expense  Borrowed During
                                         Interest Rate   Balance    Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.90%       $30,227         39        $29       $162,215
The DFA International Value Series......     0.87%         4,061         12          1         18,742

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Series' available line of credit was utilized.

   At April 30, 2015, The U.S. Large Cap Value Series had loans outstanding in the amount of $1,884 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $311,578 and $71,641 (in thousands), respectively. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund (including the non-Feeder Funds, Feeder Funds, and Master Funds) and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Funds' Updated Investment Management Agreements and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Funds by adopting a structure that allows the Advisor to manage the Feeder Funds' holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Funds, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and (ii) allow the Advisor to determine the most efficient means to meet a Feeder Fund's investment objective. The Board also noted that for any period when a Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each

Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each non-Feeder Fund is equal to the rate charged under each non-Feeder Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to each Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for any Feeder Fund that adopts the Updated Investment Management Agreement. The Board did note, however, that a Feeder Funds may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

   At September Meeting, the Board also considered the approval of new sub-advisory agreements (the "Proposed Sub-Advisory Agreements") with Dimensional Fund Advisors Ltd. ("DFA London") and DFA Australia Limited ("DFA Australia") for the LWAS/DFA Two-Year Fixed Income Portfolio (the "Fixed Income Fund").

   At the September Meeting, the Board evaluated a variety of factors when considering the approval of each Proposed Sub-Advisory Agreement for the Fixed Income Fund, including: (i) the Advisor's rationale for recommending DFA Australia and DFA London to serve as sub-advisors to the Fixed Income Fund;
(ii) the nature, extent and quality of services to be provided by each Proposed Sub-Advisor to the Fixed Income Fund, including the resources of the Proposed Sub-Advisors to be dedicated to the Fixed Income Fund; (iii) the performance of each Proposed Sub-Advisor; (iv) the fees and expenses to be borne by the Fixed Income Fund; (v) the profitability to be realized by each Proposed Sub-Advisor from the relationship with the Fixed Income Fund; (vi) whether economies of scale will be realized by each Proposed Sub-Advisor with respect to the Fixed Income Fund as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged; (vii) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (viii) any benefits to be derived by each Proposed Sub-Advisor from its relationship with the Fixed Income Fund.

   When considering the nature, extent and quality of the services to be provided by each Proposed Sub-Advisor to the Fixed Income Fund and the resources of the Proposed Sub-Advisors dedicated to the Fixed Income Fund, the Board reviewed: (a) the Advisor's rationale in proposing the Proposed Sub-Advisors, including the potential advantages to the Fixed Income Fund from the experience of the Proposed Sub-Advisors in their respective foreign markets; (b) the scope and depth of each Proposed Sub-Advisor's organization;
(c) the experience and expertise of each Proposed Sub-Advisor's investment professionals; and (d) each Proposed Sub-Advisor's investment advisory capabilities. The Board evaluated the Proposed Sub-Advisors' portfolio management and trading processes and discussed the unique experience of the Proposed Sub-Advisors' brokerage and trading capabilities. After analyzing the caliber of services proposed to be provided by each Proposed Sub-Advisor to the Fixed Income Fund, and the caliber of services provided by each Proposed Sub-Advisor to other investment portfolios presently sub-advised by the Proposed Sub-Advisors, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to the Fixed Income Fund were consistent with the operational requirements of the Fixed Income Fund and met the needs of the shareholders of the Fixed Income Fund.

   The Board also noted that, as the Proposed Sub-Advisors had not yet commenced sub-advising the Fixed Income Fund, there was no investment performance for either the Fixed Income Fund or the Proposed Sub-Advisors in managing the Fixed Income Fund for the Board to evaluate. The Board, however, recalled each Proposed Sub-Advisor's historical performance in sub-advising other investment portfolios with similar mandates as the Fixed Income Fund and compared such performance to applicable market indices. The Board determined, among other things, that the historical performance of the Proposed Sub-Advisors with respect to other investment portfolios with similar mandates to the Fixed Income Fund was acceptable as compared with relevant market indices.

   When considering the fees and expenses to be borne by the Fixed Income Fund, and considering the reasonableness of the fees to be paid to each Proposed Sub-Advisor in light of the services to be provided to the Fixed Income Fund, the Board noted that the fees to be paid to the Proposed Sub-Advisors would be paid by the Advisor from the management fees received by the Advisor from the Fixed Income Fund. The Board further noted that the management fees and expenses of the Fixed Income Fund would not change as a result of the approval of the Proposed Sub-Advisors and the implementation of the Proposed Sub-Advisory Agreements. The Board then compared the fees to be paid to each Proposed Sub-Advisor by the Advisor to fees paid to the Proposed Sub-Advisors for services provided to other investment management companies with a similar mandate to the Fixed Income Fund. The Board also considered any additional benefits to be received by the Proposed Sub-Advisors in connection with providing such services. The Board concluded that the fees to be paid to each Proposed Sub-Advisor were reasonable in relation to the other fees charged by the Proposed Sub-Advisor, and that the sub-advisory fees were fair, both on an absolute basis and in comparison with the fees charged by each Proposed Sub-Advisor for its services to other investment portfolios.

   Furthermore, the Board noted that each Proposed Sub-Advisor could not report any financial results from its relationship with the Fixed Income Funds because the Proposed Sub-Advisors had not yet commenced sub-advising the Fixed Income Funds, and thus, the Board could not evaluate profitability. The Board then discussed whether economies of scale are realized by each Proposed Sub-Advisor with respect to the Fixed Income Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of fees charged were inapplicable to the Fixed Income Fund at the present time, due to the Advisor paying the fees of the Proposed Sub-Advisors and the fact that the Proposed Sub-Advisors had not begun to manage the Fixed Income Funds.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of each Proposed Sub-Advisory Agreement for the Fixed Income Fund was in the best interests of the Fixed Income Fund and its shareholders.

                                                               DFA043015-003S
 [LOGO]                                                              00147358

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA Investment Dimensions Group Inc.
DFA LTIP Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                              Page
                                                              ----
             Letter to Shareholders
             Definitions of Abbreviations and Footnotes......   1
             DFA LTIP Portfolio
                Disclosure of Fund Expenses..................   2
                Disclosure of Portfolio Holdings.............   3
                Schedule of Investments......................   4
                Statement of Assets and Liabilities..........   5
                Statement of Operations......................   6
                Statements of Changes in Net Assets..........   7
                Financial Highlights.........................   8
                Notes to Financial Statements................   9
             Voting Proxies on Fund Portfolio Securities.....  14
             Board Approval of Investment Advisory Agreement.  15

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Footnotes
+    See Note B to Financial Statements.
^^^  Face Amount of security is not adjusted for inflation.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Non-Annualized
(D)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2015
     EXPENSE TABLE
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/14  04/30/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     DFA LTIP Portfolio
     ------------------
     Actual Fund Return............ $1,000.00 $1,006.40    0.35%    $1.74
     Hypothetical 5% Annual Return. $1,000.00 $1,023.06    0.35%    $1.76

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

FIXED INCOME PORTFOLIO

                              DFA LTIP Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                    Face
                                                  Amount^^^  Value+
                                                  --------- --------
                                                    (000)
           U.S. TREASURY OBLIGATIONS -- (100.0%)
           Treasury Inflation Protected Security
             0.625%, 02/15/43....................   $ 53    $ 52,434
             1.375%, 02/15/44....................    133     155,873
                                                            --------
           TOTAL U.S. TREASURY OBLIGATIONS.......            208,307
                                                            --------
           TOTAL INVESTMENTS -- (100.0%)
            (Cost $211,886)......................           $208,307
                                                            ========

Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ----------------------------------------
                                     Level 1   Level 2    Level 3    Total
                                     -------    --------  -------   --------
          U.S. Treasury Obligations.   --      $208,307     --      $208,307
                                       --       --------    --      --------
          TOTAL.....................   --      $208,307     --      $208,307
                                       ==       ========    ==      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA LTIP
                                                                                             Portfolio
                                                                                           ------------
ASSETS:
Investments at Value...................................................................... $        208
Cash......................................................................................            1
Receivables:
 From Advisor.............................................................................           10
Prepaid Expenses and Other Assets.........................................................           13
                                                                                           ------------
     Total Assets.........................................................................          232
                                                                                           ------------
LIABILITIES:
Payables:
Accrued Expenses and Other Liabilities....................................................            5
                                                                                           ------------
     Total Liabilities....................................................................            5
                                                                                           ------------
NET ASSETS................................................................................ $        227
                                                                                           ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...................................................       23,787
                                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................. $       9.56
                                                                                           ============
Investments at Cost....................................................................... $        212
                                                                                           ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $        633
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....           (3)
Accumulated Net Realized Gain (Loss)......................................................         (399)
Net Unrealized Appreciation (Depreciation)................................................           (4)
                                                                                           ------------
NET ASSETS................................................................................ $        227
                                                                                           ============
(1) NUMBER OF SHARES AUTHORIZED...........................................................  100,000,000
                                                                                           ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                     DFA LTIP
                                                                                                     Portfolio
                                                                                                     ---------
Investment Income
 Net Investment Income Allocated from Affiliated Investment Companies:
Fund Investment Income
 Interest...........................................................................................   $ (1)
                                                                                                       ----
     Total Fund Investment Income...................................................................     (1)
                                                                                                       ----
Fund Expenses
 Investment Advisory Services Fees..................................................................      1
 Accounting & Transfer Agent Fees...................................................................      2
 Filing Fees........................................................................................      9
 Shareholders' Reports..............................................................................      4
 Legal Fees.........................................................................................      8
 Other..............................................................................................      1
                                                                                                       ----
     Total Expenses.................................................................................     25
                                                                                                       ----
 Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)..    (24)
                                                                                                       ----
 Net Expenses.......................................................................................      1
                                                                                                       ----
 Net Investment Income (Loss).......................................................................     (2)
                                                                                                       ----
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares/Investment Securities Sold................................    101
 Change in Unrealized Appreciation (Depreciation) of:
   Affiliated Investment Companies Shares/Investment Securities.....................................    (86)
                                                                                                       ----
 Net Realized and Unrealized Gain (Loss)............................................................     15
                                                                                                       ----
Net Increase (Decrease) in Net Assets Resulting from Operations.....................................   $ 13
                                                                                                       ====

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                         DFA LTIP Portfolio
                                                                                        -------------------
                                                                                        Six Months    Year
                                                                                           Ended     Ended
                                                                                         April 30,  Oct. 31,
                                                                                           2015       2014
-                                                                                       ----------- --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................    $  (2)   $    33
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares/Investment Securities Sold..................      101       (196)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares/Investment Securities.......................      (86)       350
                                                                                           -----    -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................       13        187
                                                                                           -----    -------
Distributions From:
  Net Investment Income................................................................       --        (38)
                                                                                           -----    -------
     Total Distributions...............................................................       --        (38)
                                                                                           -----    -------
Capital Share Transactions (1):
  Shares Issued........................................................................        4      1,937
  Shares Issued in Lieu of Cash Distributions..........................................       --         38
  Shares Redeemed......................................................................     (785)    (2,504)
                                                                                           -----    -------
     Net Increase (Decrease) from Capital Share Transactions...........................     (781)      (529)
                                                                                           -----    -------
     Total Increase (Decrease) in Net Assets...........................................     (768)      (380)
Net Assets
  Beginning of Period..................................................................      995      1,375
                                                                                           -----    -------
  End of Period........................................................................    $ 227    $   995
                                                                                           =====    =======
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................       --        223
  Shares Issued in Lieu of Cash Distributions..........................................       --          4
  Shares Redeemed......................................................................      (81)      (278)
                                                                                           -----    -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................      (81)       (51)
                                                                                           =====    =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).    $  (3)   $    (1)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                                DFA LTIP Portfolio
                                                                                 -----------------------------------------
                                                                                                                     Period
                                                                                 Six Months      Year     Year      March 7,
                                                                                    Ended       Ended    Ended     2012(a) to
                                                                                  April 30,    Oct. 31, Oct. 31,    Oct. 31,
                                                                                    2015         2014     2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 (Unaudited)
Net Asset Value, Beginning of Period............................................   $ 9.50       $ 8.80  $ 11.38     $10.00
                                                                                   ------       ------  -------     ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...............................................    (0.05)        0.20     0.15       0.12
 Net Gains (Losses) on Securities (Realized and Unrealized).....................     0.11         0.86    (2.60)      1.30
                                                                                   ------       ------  -------     ------
   Total from Investment Operations.............................................     0.06         1.06    (2.45)      1.42
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........................................................       --        (0.36)   (0.13)     (0.04)
 Net Realized Gains.............................................................       --           --       --         --
                                                                                   ------       ------  -------     ------
   Total Distributions..........................................................       --        (0.36)   (0.13)     (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................................   $ 9.56       $ 9.50  $  8.80     $11.38
===============================================================================  ===========   ======== ========  ==========
Total Return....................................................................     0.64%(C)    12.22%  (21.54)%    14.23%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...........................................   $  227       $  995  $ 1,375     $  489
Ratio of Expenses to Average Net Assets.........................................     0.35%(D)     0.40%    0.40%      0.40%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...............    12.36%(D)     3.63%    2.90%     29.65%(B)(D)
Ratio of Net Investment Income (Loss) to Average Net Assets.....................    (1.03)%(D)    2.29%    1.50%      1.68%(B)(D)
Portfolio Turnover Rate.........................................................       64%(C)      105%     120%        11%(C)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, one of which, DFA LTIP Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   Effective February 28, 2015, the Dimensional Retirement Fixed Income Fund III changed its name to the DFA LTIP Portfolio.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the Portfolio in other investment companies are valued at their respective daily net asset value as reported by its administrator.

   A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2015, the investment advisory services fees paid to the Advisor, which were accrued daily and paid monthly, were equal to 0.27% of the Portfolio's average daily net assets. The investment advisory services fees have been adjusted to reflect the actual fees paid by the Portfolio during the period due to a decrease in the investment advisory services fee payable by the Portfolio from 0.30% to 0.10%, effective March 12, 2015.

   Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive management fees, and in certain instances, assume certain expenses of the Portfolio, as described below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

                                                            Previously
                                             Recovery      Waived Fees/
                                           of Previously     Expenses
                                           Waived Fees/       Assumed
                              Expense        Expenses    Subject to Future
                         Limitation Amount    Assumed        Recovery
                         ----------------- ------------- -----------------
     DFA LTIP Portfolio.       0.15%            --              $14

   Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). If at any time, the Portfolio Expenses are less than the Expense Limitation Amount listed above, the Fund, on behalf of the Portfolio, shall reimburse the Advisor for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses to exceed the Expense Limitation Amount identified above. Prior to February 28, 2015 the Advisor had contractually agreed to waive all or a portion of its advisory fee and assume the Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses to 0.40% of the average net assets on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                            DFA LTIP Portfolio. --

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolio made the following purchases and sales of U.S. government securities, other than short-term securities (amounts in thousands):

                                          Purchases Sales
                                          --------- ------
                      DFA LTIP Portfolio.   $230    $1,006

F. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent difference as of October 31, 2014, primarily attributable to return of capital distribution was reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    Increase       Increase
                                                   (Decrease)     (Decrease)
                                    Increase     Undistributed   Accumulated
                                   (Decrease)    Net Investment  Net Realized
                                 Paid-In Capital     Income     Gains (Losses)
                                 --------------- -------------- --------------
  DFA LTIP Portfolio............       --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                 Net Investment
                                   Income and
                                   Short-Term     Long-Term
                                 Capital Gains  Capital Gains Total
                                 -------------- ------------- -----
             DFA LTIP Portfolio
             2013...............      $29            --        $29
             2014...............       38            --         38

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                               Undistributed                                              Total Net
                               Net Investment                                           Distributable
                                 Income and   Undistributed                Unrealized     Earnings
                                 Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                               Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                               -------------- ------------- ------------ -------------- -------------
DFA LTIP Portfolio............       --            --          $(466)         $46           $(420)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2014, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                            --------------------------------------------------
                            2016 2017 2018 2019 2020 2021 2022 Unlimited Total
                            ---- ---- ---- ---- ---- ---- ---- --------- -----
  DFA LTIP Portfolio.......  --   --   --   --   --   --   --    $466    $466

   During the year ended October 31, 2014, the Portfolio did not utilize capital loss carryforwards.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                  Net Unrealized
                               Federal   Unrealized   Unrealized   Appreciation
                               Tax Cost Appreciation Depreciation (Depreciation)
                               -------- ------------ ------------ --------------
DFA LTIP Portfolio............   $248        --          $(40)         $(40)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At April 30, 2015, one shareholder held 100% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account which typically hold shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the existing investment advisory agreement for DFA LTIP Portfolio (the "Fund") and, the Fund's sub-advisory agreements. Dimensional Fund Advisors Ltd. and DFA Australia Limited serves as a sub-advisor to the Fund. (The existing investment advisory agreement and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for the Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of the Fund, the Board analyzed the Morningstar Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering the Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreements for the Fund were in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of an updated Investment Management Agreement (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for the Fund and the replacement of the Fund's Current Advisory Agreement with Dimensional Fund Advisors LP, with the Updated Investment Management Agreement.

   Prior to the Meeting, the Updated Investment Management Agreement, and matters relating to the possible replacement of the Current Advisory Agreement by the Updated Investment Management Agreement were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreement. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreement by the Updated Investment Management Agreement. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for the Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to the Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreement is more transparent and better reflects the current relationship between the Advisor and the Fund than the Current Advisory Agreement, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board noted that the Updated Investment Management Agreement, unlike the Current Advisory Agreement, contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to the Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to the Fund, the Updated Investment Management Agreement, unlike the Current Advisory Agreement, includes a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Fund. The Board further noted that while the Updated Investment Management Agreement provided that the costs of additional services provided to the Fund by the Advisor could be allocated to the Fund on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Fund, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   After analyzing the caliber of services proposed to be provided by the Advisor to the Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of the Fund, the Board analyzed the Morningstar Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of the Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to the Fund is equal to the rate charged under the Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to the Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year.

   The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for the Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreement was submitted for approval at a shareholder meeting.

                                                               DFA043015-034S
 [LOGO]                                                              00147367

[LOGO]



SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA Investment Dimensions Group Inc.
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Disclosure of Fund Expenses...........................................   2
  Disclosure of Portfolio Holdings......................................   4
  Summary Schedules of Portfolio Holdings...............................   5
     U.S. Large Cap Growth Portfolio....................................   5
     U.S. Small Cap Growth Portfolio....................................   8
     International Large Cap Growth Portfolio...........................  11
     International Small Cap Growth Portfolio...........................  15
  Statements of Assets and Liabilities..................................  19
  Statements of Operations..............................................  20
  Statements of Changes in Net Assets...................................  21
  Financial Highlights..................................................  23
  Notes to Financial Statements.........................................  25
  Voting Proxies on Fund Portfolio Securities...........................  34
  Board Approval of Investment Advisory Agreements......................  35

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2015
    EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/14  04/30/15    Ratio*   Period*
                                     --------- --------- ---------- --------
    U.S. Large Cap Growth Portfolio
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,053.20    0.20%    $1.02
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,023.80    0.20%    $1.00

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/14  04/30/15    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Growth Portfolio
-------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,059.70    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.81    0.40%    $2.01

International Large Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,048.20    0.30%    $1.52
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.31    0.30%    $1.51

International Small Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,091.00    0.55%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Growth Portfolio
              Consumer Discretionary.......................  23.4%
              Consumer Staples.............................  13.4%
              Energy.......................................   1.5%
              Financials...................................   3.1%
              Health Care..................................  13.3%
              Industrials..................................  14.9%
              Information Technology.......................  20.1%
              Materials....................................   5.7%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   4.5%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Growth Portfolio
              Consumer Discretionary.......................  24.9%
              Consumer Staples.............................   4.0%
              Energy.......................................   2.2%
              Financials...................................   7.2%
              Health Care..................................  13.0%
              Industrials..................................  18.6%
              Information Technology.......................  23.7%
              Materials....................................   5.7%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.7%
                                                            -----
                                                            100.0%

                   International Large Cap Growth Portfolio
              Consumer Discretionary.......................  20.2%
              Consumer Staples.............................  12.0%
              Energy.......................................   1.9%
              Financials...................................   8.0%
              Health Care..................................  16.3%
              Industrials..................................  18.0%
              Information Technology.......................   6.5%
              Materials....................................   7.5%
              Other........................................    --
              Telecommunication Services...................   7.7%
              Utilities....................................   1.9%
                                                            -----
                                                            100.0%

                   International Small Cap Growth Portfolio
              Consumer Discretionary.......................  22.7%
              Consumer Staples.............................   7.1%
              Energy.......................................   3.1%
              Financials...................................   6.5%
              Health Care..................................   8.0%
              Industrials..................................  27.4%
              Information Technology.......................  13.1%
              Materials....................................   7.5%
              Telecommunication Services...................   4.1%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------     ------    ---------------
 COMMON STOCKS -- (91.4%)
 Consumer Discretionary -- (21.4%)
 *   Amazon.com, Inc......................  23,290 $  9,823,256            1.5%
 *   Charter Communications, Inc. Class A.  18,922    3,539,549            0.5%
     Home Depot, Inc. (The)............... 121,998   13,051,346            2.0%
     Lowe's Cos., Inc.....................  51,811    3,567,705            0.5%
     McDonald's Corp......................  84,370    8,145,923            1.2%
 *   O'Reilly Automotive, Inc.............  15,770    3,435,179            0.5%
 #   Omnicom Group, Inc...................  64,150    4,860,004            0.7%
     Ross Stores, Inc.....................  31,578    3,122,433            0.5%
     Starbucks Corp....................... 127,134    6,303,304            1.0%
     TJX Cos., Inc. (The).................  55,064    3,553,831            0.5%
     Walt Disney Co. (The)................  91,664    9,965,710            1.5%
     Other Securities.....................           84,317,584           12.9%
                                                   ------------           -----
 Total Consumer Discretionary.............          153,685,824           23.3%
                                                   ------------           -----
 Consumer Staples -- (12.2%)
     Altria Group, Inc.................... 175,998    8,808,700            1.3%
     Coca-Cola Co. (The).................. 230,653    9,355,286            1.4%
     Colgate-Palmolive Co.................  76,453    5,143,758            0.8%
     Costco Wholesale Corp................  23,550    3,368,827            0.5%
     Kimberly-Clark Corp..................  29,524    3,238,488            0.5%
     Kraft Foods Group, Inc...............  42,334    3,587,806            0.6%
     Kroger Co. (The).....................  49,788    3,430,891            0.5%
     PepsiCo, Inc......................... 125,741   11,960,484            1.8%
     Wal-Mart Stores, Inc................. 130,428   10,179,905            1.6%
     Other Securities.....................           28,911,722            4.4%
                                                   ------------           -----
 Total Consumer Staples...................           87,985,867           13.4%
                                                   ------------           -----
 Energy -- (1.4%)
     Other Securities.....................            9,953,969            1.5%
                                                   ------------           -----
 Financials -- (2.8%)
     American Express Co..................  76,244    5,905,098            0.9%
     Other Securities.....................           14,237,474            2.1%
                                                   ------------           -----
 Total Financials.........................           20,142,572            3.0%
                                                   ------------           -----
 Health Care -- (12.2%)
     AbbVie, Inc.......................... 140,194    9,064,944            1.4%
     Amgen, Inc...........................  44,875    7,086,211            1.1%
 *   Biogen, Inc..........................  13,154    4,918,675            0.7%
 *   Celgene Corp.........................  43,239    4,672,406            0.7%
 *   Gilead Sciences, Inc................. 137,837   13,853,997            2.1%
     Johnson & Johnson.................... 174,729   17,333,117            2.6%
     Other Securities.....................           30,370,890            4.7%
                                                   ------------           -----
 Total Health Care........................           87,300,240           13.3%
                                                   ------------           -----
 Industrials -- (13.6%)
     3M Co................................  53,920    8,432,549            1.3%
     Boeing Co. (The).....................  59,125    8,474,978            1.3%
 #   Deere & Co...........................  34,798    3,149,915            0.5%
     Honeywell International, Inc.........  40,758    4,113,297            0.6%
     Lockheed Martin Corp.................  22,481    4,194,955            0.6%
 *   United Continental Holdings, Inc.....  83,512    4,989,007            0.8%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      United Parcel Service, Inc. Class B................    59,519 $  5,983,445            0.9%
      Other Securities...................................             58,525,495            8.9%
                                                                    ------------          ------
Total Industrials........................................             97,863,641           14.9%
                                                                    ------------          ------
Information Technology -- (18.4%)
      Accenture P.L.C. Class A...........................    53,339    4,941,858            0.8%
*     Alliance Data Systems Corp.........................    10,908    3,243,058            0.5%
      Apple, Inc.........................................   200,271   25,063,916            3.8%
*     Fiserv, Inc........................................    42,537    3,300,871            0.5%
#     International Business Machines Corp...............    80,915   13,859,930            2.1%
      MasterCard, Inc. Class A...........................    88,131    7,950,298            1.2%
      Microsoft Corp.....................................   453,677   22,066,849            3.4%
      Oracle Corp........................................   211,808    9,239,065            1.4%
#     Seagate Technology P.L.C...........................    94,584    5,553,973            0.8%
      Texas Instruments, Inc.............................    67,269    3,646,653            0.6%
      Other Securities...................................             33,395,899            5.0%
                                                                    ------------          ------
Total Information Technology.............................            132,262,370           20.1%
                                                                    ------------          ------
Materials -- (5.2%)
      EI du Pont de Nemours & Co.........................    75,517    5,527,844            0.8%
      LyondellBasell Industries NV Class A...............    38,007    3,934,485            0.6%
      Monsanto Co........................................    35,338    4,027,118            0.6%
      Praxair, Inc.......................................    29,298    3,572,305            0.5%
      Other Securities...................................             20,534,565            3.2%
                                                                    ------------          ------
Total Materials..........................................             37,596,317            5.7%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                405,292            0.1%
                                                                    ------------          ------
Telecommunication Services -- (4.1%)
*     Level 3 Communications, Inc........................    59,427    3,324,346            0.5%
      Verizon Communications, Inc........................   512,093   25,829,971            3.9%
      Other Securities...................................                591,145            0.1%
                                                                    ------------          ------
Total Telecommunication Services.........................             29,745,462            4.5%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            656,941,554           99.8%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.098%. 3,071,748    3,071,748            0.5%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund..................... 5,050,746   58,437,127            8.8%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $634,457,793)..................................             $718,450,429          109.1%
                                                                    ============          ======

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $153,685,824          --   --    $153,685,824
   Consumer Staples..............   87,985,867          --   --      87,985,867
   Energy........................    9,953,969          --   --       9,953,969
   Financials....................   20,142,572          --   --      20,142,572
   Health Care...................   87,300,240          --   --      87,300,240
   Industrials...................   97,863,641          --   --      97,863,641
   Information Technology........  132,262,370          --   --     132,262,370
   Materials.....................   37,596,317          --   --      37,596,317
   Real Estate Investment Trusts.      405,292          --   --         405,292
   Telecommunication Services....   29,745,462          --   --      29,745,462
 Temporary Cash Investments......    3,071,748          --   --       3,071,748
 Securities Lending Collateral...           -- $58,437,127   --      58,437,127
                                  ------------ -----------   --    ------------
 TOTAL........................... $660,013,302 $58,437,127   --    $718,450,429
                                  ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                         Percentage
                                                    Shares   Value+    of Net Assets**
                                                    ------   ------    ---------------
COMMON STOCKS -- (80.4%)
Consumer Discretionary -- (20.0%)
#   Big Lots, Inc.................................. 19,958 $   909,486            0.4%
    Bloomin' Brands, Inc........................... 43,167     978,164            0.4%
*   Bright Horizons Family Solutions, Inc.......... 18,788     944,661            0.4%
#*  Buffalo Wild Wings, Inc........................  6,333   1,008,847            0.5%
    Chico's FAS, Inc............................... 57,280     965,741            0.4%
#   Cracker Barrel Old Country Store, Inc..........  7,393     979,425            0.4%
    Jack in the Box, Inc........................... 12,741   1,105,536            0.5%
    Pool Corp...................................... 14,897     966,666            0.4%
*   Skechers U.S.A., Inc. Class A.................. 12,805   1,151,426            0.5%
#   Sotheby's...................................... 23,714   1,012,825            0.5%
    Vail Resorts, Inc.............................. 11,138   1,105,001            0.5%
#   Wolverine World Wide, Inc...................... 31,497     967,903            0.4%
    Other Securities...............................         42,460,373           19.6%
                                                           -----------           -----
Total Consumer Discretionary.......................         54,556,054           24.9%
                                                           -----------           -----

Consumer Staples -- (3.2%)
    Casey's General Stores, Inc.................... 11,155     916,718            0.4%
    Other Securities...............................          7,894,544            3.6%
                                                           -----------           -----
Total Consumer Staples.............................          8,811,262            4.0%
                                                           -----------           -----

Energy -- (1.8%)
    Other Securities...............................          4,923,283            2.2%
                                                           -----------           -----

Financials -- (5.8%)
#   Bank of the Ozarks, Inc........................ 26,188   1,015,047            0.5%
#*  Credit Acceptance Corp.........................  5,801   1,370,196            0.6%
    MarketAxess Holdings, Inc...................... 12,086   1,037,583            0.5%
#*  PRA Group, Inc................................. 16,701     914,797            0.4%
*   Western Alliance Bancorp....................... 30,073     929,857            0.4%
    Other Securities...............................         10,415,533            4.7%
                                                           -----------           -----
Total Financials...................................         15,683,013            7.1%
                                                           -----------           -----

Health Care -- (10.4%)
#*  Akorn, Inc..................................... 26,465   1,102,003            0.5%
*   Charles River Laboratories International, Inc.. 15,916   1,100,751            0.5%
    HealthSouth Corp............................... 20,979     948,670            0.4%
    Hill-Rom Holdings, Inc......................... 19,638     980,722            0.4%
    STERIS Corp.................................... 17,836   1,186,094            0.5%
    Other Securities...............................         23,121,425           10.7%
                                                           -----------           -----
Total Health Care..................................         28,439,665           13.0%
                                                           -----------           -----

Industrials -- (15.0%)
*   Armstrong World Industries, Inc................ 19,051   1,042,852            0.5%
    CLARCOR, Inc................................... 14,066     914,290            0.4%
    Corporate Executive Board Co. (The)............ 11,209     939,650            0.4%
    Deluxe Corp.................................... 16,508   1,068,893            0.5%
#   EnerSys........................................ 13,841     939,804            0.4%
    Landstar System, Inc........................... 15,229     948,919            0.4%
    Other Securities...............................         34,857,685           16.0%
                                                           -----------           -----
Total Industrials..................................         40,712,093           18.6%
                                                           -----------           -----

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Information Technology -- (19.0%)
*     CoreLogic, Inc.....................................    27,592 $  1,079,123            0.5%
*     EPAM Systems, Inc..................................    16,356    1,058,397            0.5%
*     Euronet Worldwide, Inc.............................    17,858    1,044,336            0.5%
#     Fair Isaac Corp....................................    10,987      971,910            0.4%
*     iGATE Corp.........................................    24,231    1,152,426            0.5%
*     Integrated Device Technology, Inc..................    55,235    1,004,725            0.5%
      j2 Global, Inc.....................................    15,962    1,107,284            0.5%
#*    JDS Uniphase Corp..................................    79,591    1,007,622            0.5%
*     Manhattan Associates, Inc..........................    23,897    1,256,026            0.6%
      MAXIMUS, Inc.......................................    21,322    1,364,821            0.6%
      Mentor Graphics Corp...............................    39,329      941,143            0.4%
*     Microsemi Corp.....................................    28,710      957,766            0.4%
*     SolarWinds, Inc....................................    20,078      979,405            0.5%
#*    Synaptics, Inc.....................................    12,974    1,099,157            0.5%
*     Tyler Technologies, Inc............................    10,969    1,337,670            0.6%
*     Verint Systems, Inc................................    16,010      983,494            0.5%
#*    ViaSat, Inc........................................    15,486      931,018            0.4%
*     Zebra Technologies Corp. Class A...................    12,666    1,166,285            0.5%
      Other Securities...................................             32,417,513           14.7%
                                                                    ------------          ------
Total Information Technology.............................             51,860,121           23.6%
                                                                    ------------          ------

Materials -- (4.6%)
      Compass Minerals International, Inc................    11,414    1,008,199            0.5%
      KapStone Paper and Packaging Corp..................    33,001      922,378            0.4%
      Sensient Technologies Corp.........................    16,344    1,068,244            0.5%
      Other Securities...................................              9,450,051            4.3%
                                                                    ------------          ------
Total Materials..........................................             12,448,872            5.7%
                                                                    ------------          ------

Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 72,092            0.0%
                                                                    ------------          ------

Telecommunication Services -- (0.6%)
      Other Securities...................................              1,510,686            0.7%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            219,017,141           99.8%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid Reserves, 0.098%. 2,306,580    2,306,580            1.1%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (18.8%)
(S)@  DFA Short Term Investment Fund..................... 4,424,788   51,194,794           23.3%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $237,093,392)..................................             $272,518,515          124.2%
                                                                    ============          ======

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 54,556,054          --   --    $ 54,556,054
   Consumer Staples..............    8,811,262          --   --       8,811,262
   Energy........................    4,923,283          --   --       4,923,283
   Financials....................   15,683,013          --   --      15,683,013
   Health Care...................   28,439,665          --   --      28,439,665
   Industrials...................   40,712,093          --   --      40,712,093
   Information Technology........   51,860,121          --   --      51,860,121
   Materials.....................   12,448,872          --   --      12,448,872
   Real Estate Investment Trusts.       72,092          --   --          72,092
   Telecommunication Services....    1,510,686          --   --       1,510,686
 Temporary Cash Investments......    2,306,580          --   --       2,306,580
 Securities Lending Collateral...           -- $51,194,794   --      51,194,794
                                  ------------ -----------   --    ------------
 TOTAL........................... $221,323,721 $51,194,794   --    $272,518,515
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                       Percentage
                                                 Shares    Value++   of Net Assets**
                                                 ------    -------   ---------------
COMMON STOCKS -- (91.4%)
AUSTRALIA -- (5.8%)
    Amcor, Ltd..................................  94,903 $ 1,010,346            0.5%
    AMP, Ltd.................................... 186,604     945,237            0.5%
    Commonwealth Bank of Australia..............  30,405   2,128,258            1.1%
    CSL, Ltd....................................  18,625   1,335,101            0.7%
    Woolworths, Ltd.............................  53,663   1,245,928            0.6%
    Other Securities............................           5,512,941            2.9%
                                                         -----------            ----
TOTAL AUSTRALIA.................................          12,177,811            6.3%
                                                         -----------            ----

AUSTRIA -- (0.1%)
    Other Securities............................             246,693            0.1%
                                                         -----------            ----

CANADA -- (8.5%)
    Canadian National Railway Co................  18,887   1,218,589            0.6%
    Royal Bank of Canada........................  26,337   1,748,742            0.9%
*   Valeant Pharmaceuticals International, Inc..   8,700   1,886,598            1.0%
    Other Securities............................          13,168,354            6.8%
                                                         -----------            ----
TOTAL CANADA....................................          18,022,283            9.3%
                                                         -----------            ----

DENMARK -- (1.3%)
    Novo Nordisk A.S. Class B...................  49,381   2,772,282            1.4%
                                                         -----------            ----

FINLAND -- (0.6%)
    Other Securities............................           1,331,542            0.7%
                                                         -----------            ----

FRANCE -- (8.3%)
    Air Liquide SA..............................   6,869     898,330            0.5%
    Airbus Group NV.............................  16,145   1,118,882            0.6%
    Carrefour SA................................  54,779   1,888,719            1.0%
    Essilor International SA....................  11,243   1,369,735            0.7%
    LVMH Moet Hennessy Louis Vuitton SE.........   7,346   1,284,568            0.7%
    Other Securities............................          10,925,897            5.5%
                                                         -----------            ----
TOTAL FRANCE....................................          17,486,131            9.0%
                                                         -----------            ----

GERMANY -- (8.1%)
#   BASF SE.....................................  28,943   2,875,430            1.5%
    Bayer AG....................................  29,547   4,252,776            2.2%
#   Continental AG..............................   3,801     890,782            0.5%
    Deutsche Post AG............................  34,890   1,148,866            0.6%
    Deutsche Telekom AG......................... 147,078   2,703,389            1.4%
    ThyssenKrupp AG.............................  37,239     989,419            0.5%
    Other Securities............................           4,113,973            2.1%
                                                         -----------            ----
TOTAL GERMANY...................................          16,974,635            8.8%
                                                         -----------            ----

HONG KONG -- (2.9%)
    Hong Kong Exchanges and Clearing, Ltd.......  32,007   1,220,114            0.6%
    Other Securities............................           4,840,348            2.5%
                                                         -----------            ----
TOTAL HONG KONG.................................           6,060,462            3.1%
                                                         -----------            ----

IRELAND -- (0.3%)
    Other Securities............................             618,192            0.3%
                                                         -----------            ----

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                         Percentage
                                                   Shares    Value++   of Net Assets**
                                                   ------    -------   ---------------
ISRAEL -- (0.6%)
    Other Securities..............................         $ 1,207,634            0.6%
                                                           -----------           -----

ITALY -- (2.2%)
    Other Securities..............................           4,618,196            2.4%
                                                           -----------           -----

JAPAN -- (18.8%)
    Bridgestone Corp..............................  23,200     971,701            0.5%
    Japan Tobacco, Inc............................  29,100   1,016,197            0.5%
    KDDI Corp.....................................  63,300   1,497,826            0.8%
    Panasonic Corp................................  80,000   1,145,910            0.6%
    Seven & I Holdings Co., Ltd...................  20,900     898,372            0.5%
    Softbank Corp.................................  28,800   1,800,297            0.9%
    Toyota Motor Corp. Sponsored ADR..............  21,626   3,006,447            1.6%
    Other Securities..............................          29,371,601           15.1%
                                                           -----------           -----
TOTAL JAPAN.......................................          39,708,351           20.5%
                                                           -----------           -----

NETHERLANDS -- (2.3%)
#   Reed Elsevier NV..............................  46,056   1,110,752            0.6%
#   Unilever NV...................................  32,903   1,430,623            0.7%
    Other Securities..............................           2,218,528            1.2%
                                                           -----------           -----
TOTAL NETHERLANDS.................................           4,759,903            2.5%
                                                           -----------           -----

NORWAY -- (0.7%)
    Other Securities..............................           1,466,731            0.8%
                                                           -----------           -----

SINGAPORE -- (1.2%)
    Other Securities..............................           2,507,265            1.3%
                                                           -----------           -----

SPAIN -- (3.2%)
    Amadeus IT Holding SA Class A.................  24,129   1,099,846            0.6%
    Telefonica SA................................. 149,364   2,273,384            1.2%
    Other Securities..............................           3,357,114            1.7%
                                                           -----------           -----
TOTAL SPAIN.......................................           6,730,344            3.5%
                                                           -----------           -----

SWEDEN -- (2.5%)
#   Hennes & Mauritz AB Class B...................  28,216   1,121,776            0.6%
    Other Securities..............................           4,089,721            2.1%
                                                           -----------           -----
TOTAL SWEDEN......................................           5,211,497            2.7%
                                                           -----------           -----

SWITZERLAND -- (6.8%)
    Actelion, Ltd.................................   7,234     951,855            0.5%
    Givaudan SA...................................     607   1,135,803            0.6%
    Roche Holding AG..............................  26,333   7,535,322            3.9%
    Swisscom AG...................................   1,641     975,584            0.5%
    Other Securities..............................           3,779,118            1.9%
                                                           -----------           -----
TOTAL SWITZERLAND.................................          14,377,682            7.4%
                                                           -----------           -----

UNITED KINGDOM -- (17.2%)
    AstraZeneca P.L.C. Sponsored ADR..............  38,086   2,608,129            1.3%
    BAE Systems P.L.C............................. 292,547   2,266,421            1.2%
#   British American Tobacco P.L.C. Sponsored ADR.  25,806   2,841,499            1.5%
#   Centrica P.L.C................................ 335,797   1,311,115            0.7%
#   GlaxoSmithKline P.L.C. Sponsored ADR..........  77,512   3,577,179            1.9%
    Imperial Tobacco Group P.L.C..................  30,534   1,490,990            0.8%
    ITV P.L.C..................................... 260,004   1,009,469            0.5%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
  UNITED KINGDOM -- (Continued)
         Next P.L.C......................    10,395 $  1,168,714            0.6%
         Reckitt Benckiser Group P.L.C...    12,373    1,101,251            0.6%
         Reed Elsevier P.L.C.............    77,049    1,275,186            0.7%
         Sky P.L.C.......................    71,827    1,184,279            0.6%
         SSE P.L.C.......................    39,227      929,433            0.5%
         Unilever P.L.C. Sponsored ADR...    26,890    1,178,320            0.6%
         Other Securities................             14,371,285            7.3%
                                                    ------------          ------
  TOTAL UNITED KINGDOM...................             36,313,270           18.8%
                                                    ------------          ------
  TOTAL COMMON STOCKS....................            192,590,904           99.5%
                                                    ------------          ------

  PREFERRED STOCKS -- (0.1%)
  GERMANY -- (0.1%)
         Other Securities................                127,718            0.1%
                                                    ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  CANADA -- (0.0%)
         Other Securities................                    372            0.0%
                                                    ------------          ------

  SPAIN -- (0.0%)
         Other Securities................                 17,721            0.0%
                                                    ------------          ------
  TOTAL RIGHTS/WARRANTS..................                 18,093            0.0%
                                                    ------------          ------

                                                      Value+
                                                      ------
  SECURITIES LENDING COLLATERAL -- (8.5%)
  (S)@   DFA Short Term Investment Fund.. 1,551,986   17,956,474            9.3%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $200,197,774)................             $210,693,189          108.9%
                                                    ============          ======

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investments in Securities (Market Value)
                               ---------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                               ----------- ------------ ------- ------------
Common Stocks
  Australia................... $    54,608 $ 12,123,203   --    $ 12,177,811
  Austria.....................          --      246,693   --         246,693
  Canada......................  18,022,283           --   --      18,022,283
  Denmark.....................          --    2,772,282   --       2,772,282
  Finland.....................          --    1,331,542   --       1,331,542
  France......................          --   17,486,131   --      17,486,131
  Germany.....................          --   16,974,635   --      16,974,635
  Hong Kong...................     119,171    5,941,291   --       6,060,462
  Ireland.....................          --      618,192   --         618,192
  Israel......................          --    1,207,634   --       1,207,634
  Italy.......................     115,674    4,502,522   --       4,618,196
  Japan.......................   3,006,447   36,701,904   --      39,708,351
  Netherlands.................   1,430,623    3,329,280   --       4,759,903
  Norway......................          --    1,466,731   --       1,466,731
  Singapore...................          --    2,507,265   --       2,507,265
  Spain.......................          --    6,730,344   --       6,730,344
  Sweden......................          --    5,211,497   --       5,211,497
  Switzerland.................          --   14,377,682   --      14,377,682
  United Kingdom..............  11,567,193   24,746,077   --      36,313,270
Preferred Stocks
  Germany.....................          --      127,718   --         127,718
Rights/Warrants
  Canada......................          --          372   --             372
  Spain.......................          --       17,721   --          17,721
Securities Lending Collateral.          --   17,956,474   --      17,956,474
                               ----------- ------------   --    ------------
TOTAL......................... $34,315,999 $176,377,190   --    $210,693,189
                               =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                            Percentage
                                        Shares  Value++   of Net Assets**
                                        ------  -------   ---------------
       COMMON STOCKS -- (87.5%)
       AUSTRALIA -- (5.5%)
           Tabcorp Holdings, Ltd....... 88,340 $  339,373            0.4%
           Other Securities............         5,007,904            5.8%
                                               ----------            ----
       TOTAL AUSTRALIA.................         5,347,277            6.2%
                                               ----------            ----

       AUSTRIA -- (0.8%)
           Other Securities............           758,625            0.9%
                                               ----------            ----

       BELGIUM -- (1.0%)
           Other Securities............           972,373            1.1%
                                               ----------            ----

       CANADA -- (7.0%)
           Other Securities............         6,811,084            7.9%
                                               ----------            ----

       CHINA -- (0.0%)
           Other Securities............            31,045            0.0%
                                               ----------            ----

       DENMARK -- (1.4%)
           GN Store Nord A.S........... 22,057    476,200            0.5%
       *   Topdanmark A.S.............. 11,942    358,169            0.4%
           Other Securities............           575,035            0.7%
                                               ----------            ----
       TOTAL DENMARK...................         1,409,404            1.6%
                                               ----------            ----

       FINLAND -- (2.4%)
           Elisa Oyj................... 16,557    507,228            0.6%
           Orion Oyj Class B...........  9,907    323,949            0.4%
           Other Securities............         1,520,283            1.7%
                                               ----------            ----
       TOTAL FINLAND...................         2,351,460            2.7%
                                               ----------            ----

       FRANCE -- (4.2%)
           Eurofins Scientific SE......  1,101    310,135            0.4%
           Faurecia....................  7,509    355,948            0.4%
       #   Ingenico....................  4,052    508,415            0.6%
           Teleperformance.............  6,165    462,771            0.5%
           Other Securities............         2,448,223            2.9%
                                               ----------            ----
       TOTAL FRANCE....................         4,085,492            4.8%
                                               ----------            ----

       GERMANY -- (4.4%)
       *   Dialog Semiconductor P.L.C..  8,604    387,945            0.5%
           Duerr AG....................  3,063    313,522            0.4%
           Freenet AG.................. 15,441    500,136            0.6%
           MTU Aero Engines AG.........  3,416    335,815            0.4%
           Other Securities............         2,748,209            3.1%
                                               ----------            ----
       TOTAL GERMANY...................         4,285,627            5.0%
                                               ----------            ----

       HONG KONG -- (3.1%)
           Other Securities............         3,022,601            3.5%
                                               ----------            ----

       IRELAND -- (0.7%)
           Paddy Power P.L.C...........  6,402    572,347            0.7%
           Other Securities............            87,031            0.1%
                                               ----------            ----
       TOTAL IRELAND...................           659,378            0.8%
                                               ----------            ----

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                           Percentage
                                                    Shares     Value++   of Net Assets**
                                                    ------     -------   ---------------
ISRAEL -- (0.7%)
    Other Securities...............................          $   650,492            0.8%
                                                             -----------           -----

ITALY -- (3.0%)
    Azimut Holding SpA.............................  11,690      343,133            0.4%
    Prysmian SpA...................................  24,691      503,524            0.6%
    Other Securities...............................            2,053,112            2.4%
                                                             -----------           -----
TOTAL ITALY........................................            2,899,769            3.4%
                                                             -----------           -----

JAPAN -- (19.8%)
    Other Securities...............................           19,272,939           22.5%
                                                             -----------           -----

NETHERLANDS -- (1.5%)
    Aalberts Industries NV.........................  11,760      364,592            0.4%
    Other Securities...............................            1,067,493            1.3%
                                                             -----------           -----
TOTAL NETHERLANDS..................................            1,432,085            1.7%
                                                             -----------           -----

NEW ZEALAND -- (1.0%)
    Fisher & Paykel Healthcare Corp., Ltd..........  86,830      430,018            0.5%
    Other Securities...............................              567,981            0.7%
                                                             -----------           -----
TOTAL NEW ZEALAND..................................              997,999            1.2%
                                                             -----------           -----

NORWAY -- (1.0%)
    Other Securities...............................              979,005            1.1%
                                                             -----------           -----

PORTUGAL -- (0.5%)
    Other Securities...............................              460,663            0.5%
                                                             -----------           -----

SINGAPORE -- (0.7%)
    Other Securities...............................              645,309            0.8%
                                                             -----------           -----

SPAIN -- (2.4%)
    Bolsas y Mercados Espanoles SHMSF SA...........   9,626      430,637            0.5%
    Distribuidora Internacional de Alimentacion SA.  54,626      437,493            0.5%
*   Jazztel P.L.C..................................  21,422      309,298            0.4%
    Viscofan SA....................................   5,262      334,450            0.4%
    Other Securities...............................              870,252            1.0%
                                                             -----------           -----
TOTAL SPAIN........................................            2,382,130            2.8%
                                                             -----------           -----

SWEDEN -- (2.2%)
    Other Securities...............................            2,104,286            2.5%
                                                             -----------           -----

SWITZERLAND -- (4.2%)
    ams AG.........................................   8,538      464,188            0.5%
    Flughafen Zuerich AG...........................     447      348,118            0.4%
    Georg Fischer AG...............................     538      380,530            0.5%
    Straumann Holding AG...........................   1,298      367,250            0.4%
    Other Securities...............................            2,572,295            3.0%
                                                             -----------           -----
TOTAL SWITZERLAND..................................            4,132,381            4.8%
                                                             -----------           -----

UNITED KINGDOM -- (20.0%)
    Amec Foster Wheeler P.L.C......................  31,502      441,065            0.5%
    Berendsen P.L.C................................  19,793      314,660            0.4%
    Betfair Group P.L.C............................   8,515      303,438            0.4%
    Britvic P.L.C..................................  29,959      332,712            0.4%
    Cable & Wireless Communications P.L.C.......... 314,714      324,417            0.4%
    Croda International P.L.C......................  11,494      498,802            0.6%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares     Value++   of Net Assets**
                                           ------     -------   ---------------
 UNITED KINGDOM -- (Continued)
       Daily Mail & General Trust P.L.C..    33,822     464,936            0.5%
       DS Smith P.L.C....................    57,324     306,509            0.4%
       Essentra P.L.C....................    30,973     454,662            0.5%
       Halma P.L.C.......................    46,577     507,264            0.6%
       Hays P.L.C........................   166,211     390,655            0.5%
       Hikma Pharmaceuticals P.L.C.......    12,543     392,247            0.5%
       Howden Joinery Group P.L.C........    81,812     582,404            0.7%
       ICAP P.L.C........................    60,527     514,584            0.6%
       IG Group Holdings P.L.C...........    43,304     488,259            0.6%
       IMI P.L.C.........................    26,588     509,495            0.6%
       Inmarsat P.L.C....................    33,890     521,857            0.6%
       Rightmove P.L.C...................    10,875     526,452            0.6%
       Rotork P.L.C......................    10,528     379,907            0.4%
       Spirax-Sarco Engineering P.L.C....     9,277     480,209            0.6%
       TalkTalk Telecom Group P.L.C......    62,051     346,884            0.4%
       Telecity Group P.L.C..............    24,708     335,150            0.4%
 *     Thomas Cook Group P.L.C...........   175,693     385,363            0.4%
       UBM P.L.C.........................    52,703     454,962            0.5%
       Other Securities..................             9,177,488           10.5%
                                                    -----------          ------
 TOTAL UNITED KINGDOM....................            19,434,381           22.6%
                                                    -----------          ------
 TOTAL COMMON STOCKS.....................            85,125,805           99.2%
                                                    -----------          ------

 PREFERRED STOCKS -- (0.0%)
 GERMANY -- (0.0%)
       Other Securities..................                38,501            0.1%
                                                    -----------          ------
 TOTAL PREFERRED STOCKS..................                38,501            0.1%
                                                    -----------          ------

                                                      Value+
                                                      ------
 SECURITIES LENDING COLLATERAL -- (12.5%)
 (S)@  DFA Short Term Investment Fund.... 1,049,511  12,142,841           14.1%
                                                    -----------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $89,374,000)..................             $97,307,147          113.4%
                                                    ===========          ======

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  ------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                  ---------- ----------- ------- -----------
   Common Stocks
     Australia................... $  186,512 $ 5,160,765   --    $ 5,347,277
     Austria.....................         --     758,625   --        758,625
     Belgium.....................         --     972,373   --        972,373
     Canada......................  6,561,370     249,714   --      6,811,084
     China.......................         --      31,045   --         31,045
     Denmark.....................         --   1,409,404   --      1,409,404
     Finland.....................         --   2,351,460   --      2,351,460
     France......................         --   4,085,492   --      4,085,492
     Germany.....................         --   4,285,627   --      4,285,627
     Hong Kong...................         --   3,022,601   --      3,022,601
     Ireland.....................         --     659,378   --        659,378
     Israel......................         --     650,492   --        650,492
     Italy.......................         --   2,899,769   --      2,899,769
     Japan.......................     38,104  19,234,835   --     19,272,939
     Netherlands.................         --   1,432,085   --      1,432,085
     New Zealand.................         --     997,999   --        997,999
     Norway......................         --     979,005   --        979,005
     Portugal....................         --     460,663   --        460,663
     Singapore...................      7,510     637,799   --        645,309
     Spain.......................         --   2,382,130   --      2,382,130
     Sweden......................         --   2,104,286   --      2,104,286
     Switzerland.................         --   4,132,381   --      4,132,381
     United Kingdom..............         --  19,434,381   --     19,434,381
   Preferred Stocks
     Germany.....................         --      38,501   --         38,501
   Securities Lending Collateral.         --  12,142,841   --     12,142,841
                                  ---------- -----------   --    -----------
   TOTAL......................... $6,793,496 $90,513,651   --    $97,307,147
                                  ========== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                   International International
                                                                     U.S. Large Cap U.S. Small Cap   Large Cap     Small Cap
                                                                         Growth         Growth        Growth        Growth
                                                                       Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                                     -------------- -------------- ------------- -------------
ASSETS:
Investments at Value (including $87,128, $53,977, $17,438 and
 $11,879 of securities on loan, respectively).......................    $656,942       $219,017      $192,737       $85,164
Temporary Cash Investments at Value & Cost..........................       3,072          2,307            --            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      58,437         51,195        17,956        12,143
Foreign Currencies at Value.........................................          --             --           610           231
Cash................................................................          --             --           755           479
Receivables:
  Investment Securities Sold........................................         853             --            --           233
  Dividends and Tax Reclaims........................................         755             50           795           291
  Securities Lending Income.........................................           8             24            26            15
  Fund Shares Sold..................................................       1,083            350           171           101
Unrealized Gain on Foreign Currency Contracts.......................          --             --             2             1
Prepaid Expenses and Other Assets...................................          39             20            14            19
                                                                        --------       --------      --------       -------
     Total Assets...................................................     721,189        272,963       213,066        98,677
                                                                        --------       --------      --------       -------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      58,437         51,195        17,956        12,143
  Investment Securities Purchased...................................       4,150          2,174         1,154           690
  Fund Shares Redeemed..............................................         161             60           457            --
  Due to Advisor....................................................          88             65            29            25
Unrealized Loss on Foreign Currency Contracts.......................          --             --             3             1
Accrued Expenses and Other Liabilities..............................          21             12             9            16
                                                                        --------       --------      --------       -------
     Total Liabilities..............................................      62,857         53,506        19,608        12,875
                                                                        --------       --------      --------       -------
NET ASSETS..........................................................    $658,332       $219,457      $193,458       $85,802
                                                                        ========       ========      ========       =======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $658,332;
 $219,457; $193,458 and $85,802 and shares outstanding of
 44,251,554; 14,612,745; 16,037,398 and 6,676,322, respectively.....    $  14.88       $  15.02      $  12.06       $ 12.85
                                                                        ========       ========      ========       =======
Investments at Cost.................................................    $572,949       $183,592      $182,242       $77,231
                                                                        ========       ========      ========       =======
Foreign Currencies at Cost..........................................    $     --       $     --      $    603       $   229
                                                                        ========       ========      ========       =======
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................    $570,510       $181,175      $185,196       $76,830
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................       1,422            221         1,115           473
Accumulated Net Realized Gain (Loss)................................       2,407          2,636        (3,361)          563
Net Unrealized Foreign Exchange Gain (Loss).........................          --             --             6             1
Net Unrealized Appreciation (Depreciation)..........................      83,993         35,425        10,502         7,935
                                                                        --------       --------      --------       -------
NET ASSETS..........................................................    $658,332       $219,457      $193,458       $85,802
                                                                        ========       ========      ========       =======

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                    International International
                                                              U.S. Large U.S. Small   Large Cap     Small Cap
                                                              Cap Growth Cap Growth    Growth        Growth
                                                              Portfolio  Portfolio    Portfolio     Portfolio
                                                              ---------- ---------- ------------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $1, $0, $192 and $75,
   respectively).............................................  $ 5,573    $ 1,117      $ 2,302       $  909
  Income from Securities Lending.............................       35        135           81           71
                                                               -------    -------      -------       ------
     Total Investment Income.................................    5,608      1,252        2,383          980
                                                               -------    -------      -------       ------
Fund Expenses
  Investment Advisory Services Fees..........................      492        349          205          181
  Accounting & Transfer Agent Fees...........................       19          8           13           10
  Custodian Fees.............................................        6          4           25           22
  Filing Fees................................................       21         14           12           13
  Shareholders' Reports......................................       11          6            3            2
  Directors'/Trustees' Fees & Expenses.......................        2          1            1           --
  Professional Fees..........................................        4          2            1            1
  Other......................................................        9          4           10            9
                                                               -------    -------      -------       ------
     Total Expenses..........................................      564        388          270          238
                                                               -------    -------      -------       ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).................       15         10          (24)         (39)
  Fees Paid Indirectly (Note C)..............................       --         --           (1)          --
                                                               -------    -------      -------       ------
  Net Expenses...............................................      579        398          245          199
                                                               -------    -------      -------       ------
  Net Investment Income (Loss)...............................    5,029        854        2,138          781
                                                               -------    -------      -------       ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................    2,419      2,636       (3,401)         602
    Foreign Currency Transactions............................       --         --           41          (38)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............   21,673      7,603       10,250        5,644
    Translation of Foreign Currency Denominated Amounts......       --         --           15            6
                                                               -------    -------      -------       ------
  Net Realized and Unrealized Gain (Loss)....................   24,092     10,239        6,905        6,214
                                                               -------    -------      -------       ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations..................................................  $29,121    $11,093      $ 9,043       $6,995
                                                               =======    =======      =======       ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                     International        International
                                        U.S. Large Cap        U.S. Small Cap           Large Cap            Small Cap
                                       Growth Portfolio      Growth Portfolio      Growth Portfolio      Growth Portfolio
                                     --------------------  --------------------  --------------------  -------------------
                                     Six Months    Year    Six Months    Year    Six Months    Year    Six Months    Year
                                        Ended     Ended       Ended     Ended       Ended     Ended       Ended     Ended
                                      April 30,  Oct. 31,   April 30,  Oct. 31,   April 30,  Oct. 31,   April 30,  Oct. 31,
                                        2015       2014       2015       2014       2015       2014       2015       2014
                                     ----------- --------  ----------- --------  ----------- --------  ----------- --------
                                     (Unaudited)           (Unaudited)           (Unaudited)           (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)...........................  $  5,029   $  5,535   $    854   $  1,004   $  2,138   $  2,216    $   781   $ 1,184
  Net Realized Gain (Loss) on:
    Investment Securities
     Sold...........................     2,419      2,516      2,636        945     (3,401)       968        602       755
    Foreign Currency
     Transactions...................        --         --         --         --         41        (54)       (38)      (28)
  Change in Unrealized
   Appreciation (Depreciation)
   of:
    Investment Securities and
     Foreign Currency...............    21,673     40,482      7,603      9,399     10,250     (4,283)     5,644    (2,784)
    Translation of Foreign
     Currency Denominated
     Amounts........................        --         --         --         --         15         (9)         6        (6)
                                      --------   --------   --------   --------   --------   --------    -------   -------
     Net Increase (Decrease) in
      Net Assets Resulting
      from Operations...............    29,121     48,533     11,093     11,348      9,043     (1,162)     6,995      (879)
                                      --------   --------   --------   --------   --------   --------    -------   -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......    (4,500)    (4,886)      (725)      (967)    (1,309)    (1,963)      (486)   (1,089)
  Net Short-Term Gains:
    Institutional Class Shares......      (496)        --         --       (910)      (570)        --        (50)       --
  Net Long-Term Gains:
    Institutional Class Shares......    (1,926)        --       (914)       (19)      (332)        --       (598)       --
                                      --------   --------   --------   --------   --------   --------    -------   -------
     Total Distributions............    (6,922)    (4,886)    (1,639)    (1,896)    (2,211)    (1,963)    (1,134)   (1,089)
                                      --------   --------   --------   --------   --------   --------    -------   -------
Capital Share Transactions (1):
  Shares Issued.....................   174,506    280,736     40,595     67,425     79,178    109,094     18,883    29,828
  Shares Issued in Lieu of Cash
   Distributions....................     6,884      4,860      1,632      1,891      2,041      1,932      1,128     1,079
  Shares Redeemed...................   (53,993)   (44,411)   (13,843)   (18,783)   (35,857)   (13,345)    (5,748)   (7,535)
                                      --------   --------   --------   --------   --------   --------    -------   -------
     Net Increase (Decrease)
      from Capital Share
      Transactions..................   127,397    241,185     28,384     50,533     45,362     97,681     14,263    23,372
                                      --------   --------   --------   --------   --------   --------    -------   -------
     Total Increase (Decrease)
      in Net Assets.................   149,596    284,832     37,838     59,985     52,194     94,556     20,124    21,404
Net Assets
  Beginning of Period...............   508,736    223,904    181,619    121,634    141,264     46,708     65,678    44,274
                                      --------   --------   --------   --------   --------   --------    -------   -------
  End of Period.....................  $658,332   $508,736   $219,457   $181,619   $193,458   $141,264    $85,802   $65,678
                                      ========   ========   ========   ========   ========   ========    =======   =======

                                                                                    International        International
                                          U.S. Large Cap       U.S. Small Cap         Large Cap            Small Cap
                                         Growth Portfolio     Growth Portfolio     Growth Portfolio     Growth Portfolio
                                       -------------------  -------------------  -------------------  -------------------
                                       Six Months    Year   Six Months    Year   Six Months    Year   Six Months    Year
                                          Ended     Ended      Ended     Ended      Ended     Ended      Ended     Ended
                                        April 30,  Oct. 31,  April 30,  Oct. 31,  April 30,  Oct. 31,  April 30,  Oct. 31,
                                          2015       2014      2015       2014      2015       2014      2015       2014
                                       ----------- -------- ----------- -------- ----------- -------- ----------- --------
                                       (Unaudited)          (Unaudited)          (Unaudited)          (Unaudited)
(1) Shares Issued and Redeemed:
  Shares Issued.......................   $11,881   $20,661    $2,727    $ 4,890    $ 6,939   $ 9,096    $1,579     $2,378
  Shares Issued in Lieu of Cash
   Distributions......................       484       359       116        138        182       158        98         84
  Shares Redeemed.....................    (3,667)   (3,289)     (927)    (1,360)    (3,174)   (1,120)     (482)      (605)
                                         -------   -------    ------    -------    -------   -------    ------     ------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................     8,698    17,731     1,916      3,668      3,947     8,134     1,195      1,857
                                         =======   =======    ======    =======    =======   =======    ======     ======
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)............   $ 1,422   $   893    $  221    $    92    $ 1,115   $   286    $  473     $  178

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                    U.S. Large Cap Growth Portfolio          U.S. Small Cap Growth Portfolio
                                ---------------------------------        ---------------------------------
                                                            Period                                   Period
                                Six Months      Year       Dec. 20,      Six Months      Year       Dec. 20,
                                   Ended       Ended      2012(a) to        Ended       Ended      2012(a) to
                                 April 30,    Oct. 31,     Oct. 31,       April 30,    Oct. 31,     Oct. 31,
                                   2015         2014         2013           2015         2014         2013
-----------------------------------------------------------------------------------------------------------------
                                (Unaudited)                              (Unaudited)
Net Asset Value, Beginning of
 Period........................  $  14.31     $  12.56   $  10.00         $  14.30     $  13.47   $  10.00
                                 --------     --------   --------         --------     --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.13         0.23       0.16             0.06         0.09       0.07
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.63         1.73       2.49             0.78         0.93       3.44
                                 --------     --------   --------         --------     --------   --------
   Total from Investment
    Operations.................      0.76         1.96       2.65             0.84         1.02       3.51
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.12)       (0.21)     (0.09)           (0.05)       (0.09)     (0.04)
 Net Realized Gains............     (0.07)          --         --            (0.07)       (0.10)        --
                                 --------     --------   --------         --------     --------   --------
   Total Distributions.........     (0.19)       (0.21)     (0.09)           (0.12)       (0.19)     (0.04)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  14.88     $  14.31   $  12.56         $  15.02     $  14.30   $  13.47
==============================  ===========   ========  ==========       ===========   ========  ==========
Total Return...................      5.32%(C)    15.70%     26.58%(C)         5.97%(C)     7.64%     35.17%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................  $658,332     $508,736   $223,904         $219,457     $181,619   $121,634
Ratio of Expenses to Average
 Net Assets....................      0.20%(D)     0.20%      0.20%(B)(D)      0.40%(D)     0.40%      0.40%(B)(D)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........      0.19%(D)     0.22%      0.28%(B)(D)      0.39%(D)     0.41%      0.49%(B)(D)
Ratio of Net Investment
 Income to Average Net Assets..      1.74%(D)     1.69%      1.59%(D)         0.86%(D)     0.66%      0.71%(D)
Portfolio Turnover Rate........         6%(C)        8%        10%(C)            5%(C)       19%        25%(C)
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                    International Large Cap Growth          International Small Cap Growth
                                               Portfolio                               Portfolio
                                --------------------------------        --------------------------------
                                                            Period                                  Period
                                Six Months      Year       Dec. 20,     Six Months      Year       Dec. 20,
                                   Ended       Ended      2012(a) to       Ended       Ended      2012(a) to
                                 April 30,    Oct. 31,     Oct. 31,      April 30,    Oct. 31,     Oct. 31,
                                   2015         2014         2013          2015         2014         2013
---------------------------------------------------------------------------------------------------------------
                                (Unaudited)                             (Unaudited)
Net Asset Value, Beginning of
 Period........................  $  11.68     $  11.81   $ 10.00          $ 11.98     $ 12.22    $ 10.00
                                 --------     --------   -------          -------     -------    -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.15         0.31      0.24             0.13        0.25       0.24
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.40        (0.16)     1.74             0.93       (0.26)      2.13
                                 --------     --------   -------          -------     -------    -------
   Total from Investment
    Operations.................      0.55         0.15      1.98             1.06       (0.01)      2.37
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.10)       (0.28)    (0.17)           (0.08)      (0.23)     (0.15)
 Net Realized Gains............     (0.07)          --        --            (0.11)         --         --
                                 --------     --------   -------          -------     -------    -------
   Total Distributions.........     (0.17)       (0.28)    (0.17)           (0.19)      (0.23)     (0.15)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  12.06     $  11.68   $ 11.81          $ 12.85     $ 11.98    $ 12.22
==============================  ===========   ========  ==========      ===========   ========  ==========
Total Return...................      4.82%(C)     1.21%    19.98%(C)         9.10%(C)   (0.18)%    23.83%(C)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................  $193,458     $141,264   $46,708          $85,802     $65,678    $44,274
Ratio of Expenses to Average
 Net Assets....................      0.30%(D)     0.30%     0.30%(B)(D)      0.55%(D)    0.55%      0.55%(B)(D)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........      0.33%(D)     0.37%     0.65%(B)(D)      0.66%(D)    0.72%      1.00%(B)(D)
Ratio of Net Investment
 Income to Average Net Assets..      2.60%(D)     2.59%     2.60%(D)         2.15%(D)    2.00%      2.50%(D)
Portfolio Turnover Rate........        14%(C)       20%        3%(C)           15%(C)      29%         7%(C)
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers seventy-eight operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "Portfolios"), are included in this report. The remaining seventy-four portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the "Domestic Equity Portfolios") and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios.

   For the six months ended April 30, 2015, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                U.S. Large Cap Growth Portfolio.......... 0.17%
                U.S. Small Cap Growth Portfolio.......... 0.35%
                International Large Cap Growth Portfolio. 0.25%
                International Small Cap Growth Portfolio. 0.50%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of its advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                             Previously
                                                             Recovery       Waived Fees/
                                               Expense    of Previously   Expenses Assumed
                                              Limitation   Waived Fees/   Subject to Future
                                                Amount   Expenses Assumed     Recovery
                                              ---------- ---------------- -----------------
U.S. Large Cap Growth Portfolio (1)..........    0.20%         $23              $116
U.S. Small Cap Growth Portfolio (1)..........    0.40%          13                57
International Large Cap Growth Portfolio (1).    0.30%          --               155
International Small Cap Growth Portfolio (1).    0.55%          --               229

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount listed above for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                        Fees Paid
                                                        Indirectly
                                                        ----------
              International Large Cap Growth Portfolio.    $ 1
              International Small Cap Growth Portfolio.     --

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 U.S. Large Cap Growth Portfolio.......... $ 3
                 U.S. Small Cap Growth Portfolio..........   1
                 International Large Cap Growth Portfolio.   1
                 International Small Cap Growth Portfolio.  --

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases  Sales
                                                    --------- -------
          U.S. Large Cap Growth Portfolio.......... $161,789  $33,913
          U.S. Small Cap Growth Portfolio..........   38,651   10,431
          International Large Cap Growth Portfolio.   68,926   23,656
          International Small Cap Growth Portfolio.   24,764   11,217

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, non-deductible organizational costs, 90 day stock issuance expense, non-deductible excise tax and tax-equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             Increase       Increase
                                                            (Decrease)     (Decrease)
                                             Increase     Undistributed   Accumulated
                                            (Decrease)    Net Investment  Net Realized
                                          Paid-In Capital     Income     Gains (Losses)
                                          --------------- -------------- --------------
U.S. Large Cap Growth Portfolio..........      $223           $(154)          $(69)
U.S. Small Cap Growth Portfolio..........        48             (28)           (20)
International Large Cap Growth Portfolio.        92            (118)            26
International Small Cap Growth Portfolio.        58             (66)             8

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                           Net Investment
                                             Income and
                                             Short-Term     Long-Term
                                           Capital Gains  Capital Gains Total
                                           -------------- ------------- ------
 U.S. Large Cap Growth Portfolio
 2013.....................................     $  991           --      $  991
 2014.....................................      4,886           --       4,886
 U.S. Small Cap Growth Portfolio
 2013.....................................        304           --         304
 2014.....................................      1,876          $19       1,895
 International Large Cap Growth Portfolio
 2013.....................................        382           --         382
 2014.....................................      1,963           --       1,963
 International Small Cap Growth Portfolio
 2013.....................................        361           --         361
 2014.....................................      1,089           --       1,089

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains Total
                                            -------------- ------------- -----
  U.S. Large Cap Growth Portfolio..........      $168           $55      $223
  U.S. Small Cap Growth Portfolio..........        25            23        48
  International Large Cap Growth Portfolio.        82            10        92
  International Small Cap Growth Portfolio.        36            18        54

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                 Undistributed                                              Total Net
                                 Net Investment                                           Distributable
                                   Income and   Undistributed                Unrealized     Earnings
                                   Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                 Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                 -------------- ------------- ------------ -------------- -------------
U.S. Large Cap Growth Portfolio.     $1,391        $1,926          --         $62,309        $65,626
U.S. Small Cap Growth Portfolio.         92           914          --          27,821         28,827
International Large Cap Growth
  Portfolio.....................        855           332          --             243          1,430
International Small Cap Growth
  Portfolio.....................        229           598          --           2,286          3,113

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios did not have any capital loss carryforwards.

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                 U.S. Large Cap Growth Portfolio.......... $26
                 International Small Cap Growth Portfolio.  87
                 International Large Cap Growth Portfolio.  40

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                  Net
                                                                               Unrealized
                                          Federal   Unrealized   Unrealized   Appreciation
                                          Tax Cost Appreciation Depreciation (Depreciation)
                                          -------- ------------ ------------ --------------
U.S. Large Cap Growth Portfolio.......... $634,469   $93,616      $(9,634)      $83,982
U.S. Small Cap Growth Portfolio..........  237,093    43,950       (8,524)       35,426
International Large Cap Growth Portfolio.  200,198    16,684       (6,189)       10,495
International Small Cap Growth Portfolio.   89,374    12,052       (4,119)        7,933

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior fiscal period remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Growth Portfolio..........     0.87%        $  149          1         --        $  149
U.S. Small Cap Growth Portfolio..........     0.88%         1,034          5         --         1,475
International Large Cap Growth Portfolio.     0.86%         1,346         30        $ 1         7,188
International Small Cap Growth Portfolio.     0.86%           107         25         --           431

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Portfolio's available line of credit was utilized.

There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $31,491, $4,929, $346 and $393 (in thousands), respectively. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                             Approximate
                                                              Percentage
                                                Number of   of Outstanding
                                               Shareholders     Shares
                                               ------------ --------------
     U.S. Large Cap Growth Portfolio..........      3             90%
     U.S. Small Cap Growth Portfolio..........      3             94%
     International Large Cap Growth Portfolio.      4             93%
     International Small Cap Growth Portfolio.      3             96%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each Fund is equal to the rate charged under each Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-041S
 [LOGO]                                                              00147368

ITEM 2.CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                     RELATIONSHIP TO SERIES OF THE REGISTRANT
------------------------------------     -----------------------------------------------
U.S. Large Cap Equity Portfolio          Series of Registrant

U.S. Targeted Value Portfolio            Series of Registrant

U.S. Small Cap Value Portfolio           Series of Registrant

U.S. Core Equity 1 Portfolio             Series of Registrant

U.S. Core Equity 2 Portfolio             Series of Registrant

U.S. Vector Equity Portfolio             Series of Registrant

U.S. Small Cap Portfolio                 Series of Registrant

U.S. Micro Cap Portfolio                 Series of Registrant

DFA Real Estate Securities Portfolio     Series of Registrant

Large Cap International Portfolio        Series of Registrant

International Core Equity Portfolio      Series of Registrant

DFA International Real Estate            Series of Registrant
Securities Portfolio

DFA Global Real Estate Securities        Series of Registrant
Portfolio

DFA International Small Cap Value        Series of Registrant
Portfolio

International Vector Equity Portfolio    Series of Registrant

World ex U.S. Core Equity Portfolio      Series of Registrant

Emerging Markets Core Equity Portfolio   Series of Registrant

The U.S. Large Cap Value Series          Master fund for U.S. Large Cap Value Portfolio

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                           RELATIONSHIP TO SERIES OF THE REGISTRANT
------------------------------------     ------------------------------------------------------------
The DFA International Value Series       Master fund for LWAS/DFA International High Book to Market
                                         Portfolio

The Japanese Small Company Series        Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series    Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series  Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series     Master fund for Continental Small Company Portfolio

The Emerging Markets Series              Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series    Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund  Master fund for Emerging Markets Value Portfolio

U.S. Social Core Equity 2 Portfolio      Series of Registrant

U.S. Sustainability Core 1 Portfolio     Series of Registrant

International Sustainability Core 1      Series of Registrant
Portfolio

DFA International Value ex Tobacco       Series of Registrant
Portfolio

International Social Core Equity         Series of Registrant
Portfolio

Emerging Markets Social Core Equity      Series of Registrant
Portfolio

Tax-Managed U.S. Equity Portfolio        Series of Registrant

Tax-Managed U.S. Targeted Value          Series of Registrant
Portfolio

Tax-Managed U.S. Small Cap Portfolio     Series of Registrant

T.A. U.S. Core Equity 2 Portfolio        Series of Registrant

Tax-Managed DFA International Value      Series of Registrant
Portfolio

T.A. World ex U.S. Core Equity Portfolio Series of Registrant

The Tax-Managed U.S. Marketwide Value    Master fund for Tax-Managed U.S. Marketwide Value Portfolio
Series

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                  RELATIONSHIP TO SERIES OF THE REGISTRANT
------------------------------------     ----------------------------------------
CSTG&E U.S. Social Core Equity 2                  Series of Registrant
Portfolio

CSTG&E International Social Core Equity           Series of Registrant
Portfolio

VA U.S. Targeted Value Portfolio                  Series of Registrant

VA U.S. Large Value Portfolio                     Series of Registrant

VA International Value Portfolio                  Series of Registrant

VA International Small Portfolio                  Series of Registrant

U.S. Large Cap Growth Portfolio                   Series of Registrant

U.S. Small Cap Growth Portfolio                   Series of Registrant

International Large Cap Growth Portfolio          Series of Registrant

International Small Cap Growth Portfolio          Series of Registrant

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
COMMON STOCKS -- (95.6%)

Consumer Discretionary -- (14.3%)
#   Abercrombie & Fitch Co. Class A            1,639 $   36,845       0.0%
    Advance Auto Parts, Inc.                   2,229    318,747       0.1%
*   Amazon.com, Inc.                           8,975  3,785,476       0.7%
*   AMC Networks, Inc. Class A                 1,992    150,276       0.0%
*   Apollo Education Group, Inc. Class A       1,705     28,618       0.0%
    Aramark                                   10,067    309,359       0.1%
*   Ascena Retail Group, Inc.                  3,200     47,968       0.0%
#   Autoliv, Inc.                              5,430    644,650       0.1%
*   AutoNation, Inc.                           4,800    295,440       0.1%
*   AutoZone, Inc.                               700    470,862       0.1%
#*  Bed Bath & Beyond, Inc.                    5,856    412,614       0.1%
    Best Buy Co., Inc.                        22,094    765,557       0.1%
    BorgWarner, Inc.                           8,059    477,093       0.1%
#   Brinker International, Inc.                2,927    162,068       0.0%
    Brunswick Corp.                            5,424    271,417       0.0%
*   Burlington Stores, Inc.                    3,700    190,809       0.0%
#*  Cabela's, Inc.                             2,721    143,506       0.0%
#   Cablevision Systems Corp. Class A          8,652    172,867       0.0%
#*  CarMax, Inc.                               5,503    374,809       0.1%
    Carnival Corp.                             7,754    340,943       0.1%
    Carter's, Inc.                             2,304    230,077       0.0%
    CBS Corp. Class B                         12,339    766,622       0.1%
*   Charter Communications, Inc. Class A       2,185    408,726       0.1%
*   Chipotle Mexican Grill, Inc.                 520    323,097       0.1%
    Cinemark Holdings, Inc.                    6,673    284,470       0.1%
    Coach, Inc.                                7,388    282,295       0.1%
    Columbia Sportswear Co.                    1,965    123,206       0.0%
    Comcast Corp. Class A                     75,162  4,341,357       0.8%
#   Comcast Corp. Special Class A             14,702    846,688       0.2%
    Dana Holding Corp.                         3,382     72,950       0.0%
    Darden Restaurants, Inc.                   4,103    261,648       0.0%
    Delphi Automotive P.L.C.                   6,077    504,391       0.1%
    Dick's Sporting Goods, Inc.                4,380    237,659       0.0%
    Dillard's, Inc. Class A                    2,975    391,480       0.1%
*   DIRECTV                                    3,398    308,216       0.1%
*   Discovery Communications, Inc.             5,946    179,748       0.0%
#*  Discovery Communications, Inc. Class A     2,768     89,572       0.0%
*   DISH Network Corp. Class A                 5,823    393,984       0.1%
    Dollar General Corp.                       8,866    644,647       0.1%
*   Dollar Tree, Inc.                          5,394    412,156       0.1%
    Domino's Pizza, Inc.                       2,297    247,731       0.0%
    DR Horton, Inc.                           14,298    363,169       0.1%
    DSW, Inc. Class A                          1,114     40,405       0.0%
#   Dunkin' Brands Group, Inc.                 4,088    213,026       0.0%
    Expedia, Inc.                              3,012    283,821       0.1%
    Family Dollar Stores, Inc.                 1,227     95,878       0.0%
    Foot Locker, Inc.                          4,714    280,247       0.1%
    Ford Motor Co.                           126,885  2,004,783       0.4%
#*  Fossil Group, Inc.                         2,756    231,449       0.0%
#   GameStop Corp. Class A                     9,245    356,302       0.1%
    Gannett Co., Inc.                          9,076    311,488       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Gap, Inc. (The)                          11,732 $  465,056       0.1%
#   Garmin, Ltd.                              8,867    400,700       0.1%
    General Motors Co.                       31,997  1,121,815       0.2%
    Gentex Corp.                             17,117    296,980       0.1%
    Genuine Parts Co.                         4,669    419,510       0.1%
    GNC Holdings, Inc. Class A                6,322    272,162       0.0%
    Goodyear Tire & Rubber Co. (The)         15,870    450,153       0.1%
    Graham Holdings Co. Class B                 283    289,489       0.1%
#*  Groupon, Inc.                            12,400     85,808       0.0%
    H&R Block, Inc.                           7,144    216,035       0.0%
    Hanesbrands, Inc.                        10,524    327,086       0.1%
    Harley-Davidson, Inc.                     9,626    541,077       0.1%
    Harman International Industries, Inc.     2,191    285,663       0.1%
#   Hasbro, Inc.                              3,780    267,586       0.0%
*   Hilton Worldwide Holdings, Inc.           8,296    240,252       0.0%
    Home Depot, Inc. (The)                   33,978  3,634,966       0.7%
    HSN, Inc.                                 2,427    151,493       0.0%
*   Hyatt Hotels Corp. Class A                1,777    103,155       0.0%
*   International Game Technology PLC         1,034     21,052       0.0%
    Interpublic Group of Cos., Inc. (The)     9,626    200,606       0.0%
    Johnson Controls, Inc.                   19,620    988,456       0.2%
*   Kate Spade & Co.                          4,746    155,194       0.0%
    Kohl's Corp.                             14,095  1,009,907       0.2%
    L Brands, Inc.                            5,281    471,910       0.1%
#*  Lands' End, Inc.                            436     12,810       0.0%
#   Las Vegas Sands Corp.                     8,076    427,059       0.1%
    Lear Corp.                                5,384    597,786       0.1%
    Leggett & Platt, Inc.                     6,414    272,403       0.1%
#   Lennar Corp. Class A                      8,584    393,147       0.1%
*   Liberty Broadband Corp.                   2,424    131,526       0.0%
*   Liberty Broadband Corp. Class A             993     53,860       0.0%
*   Liberty Interactive Corp. Class A        23,504    675,975       0.1%
*   Liberty Media Corp.                       8,354    317,034       0.1%
*   Liberty Media Corp. Class A               3,637    139,588       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                                 1,306     38,801       0.0%
*   Liberty Ventures Series A                 6,317    263,293       0.0%
#   Lions Gate Entertainment Corp.            4,607    142,863       0.0%
*   Live Nation Entertainment, Inc.          11,490    287,939       0.1%
*   LKQ Corp.                                16,301    441,268       0.1%
    Lowe's Cos., Inc.                        25,260  1,739,404       0.3%
*   Lululemon Athletica, Inc.                 3,170    201,739       0.0%
    Macy's, Inc.                             11,646    752,681       0.1%
#*  Madison Square Garden Co. (The) Class A   5,025    403,508       0.1%
    Marriott International, Inc. Class A      4,564    365,348       0.1%
#   Mattel, Inc.                              6,275    176,704       0.0%
    McDonald's Corp.                         24,997  2,413,460       0.4%
*   MGM Resorts International                24,550    519,233       0.1%
*   Michael Kors Holdings, Ltd.               4,961    306,887       0.1%
*   Mohawk Industries, Inc.                   3,559    617,487       0.1%
    Morningstar, Inc.                           688     52,212       0.0%
*   Murphy USA, Inc.                            641     41,877       0.0%
*   Netflix, Inc.                               979    544,814       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#   Newell Rubbermaid, Inc.                   7,213 $  275,032       0.1%
*   News Corp. Class A                       13,738    216,786       0.0%
*   News Corp. Class B                        6,378     99,305       0.0%
    NIKE, Inc. Class B                       15,924  1,573,928       0.3%
    Nordstrom, Inc.                           5,021    379,387       0.1%
*   Norwegian Cruise Line Holdings, Ltd.      6,894    334,428       0.1%
*   NVR, Inc.                                   163    216,218       0.0%
*   O'Reilly Automotive, Inc.                 2,745    597,943       0.1%
*   Office Depot, Inc.                       25,800    237,876       0.0%
#   Omnicom Group, Inc.                       7,720    584,867       0.1%
#*  Panera Bread Co. Class A                  1,508    275,180       0.1%
#*  Penn National Gaming, Inc.                1,617     26,001       0.0%
    Penske Automotive Group, Inc.             6,958    339,620       0.1%
#   Polaris Industries, Inc.                  1,775    243,104       0.0%
*   Priceline Group, Inc. (The)               1,247  1,543,549       0.3%
    PulteGroup, Inc.                         14,949    288,516       0.1%
#   PVH Corp.                                 3,195    330,203       0.1%
    Ralph Lauren Corp.                        2,010    268,154       0.0%
    Remy International, Inc.                    280      6,230       0.0%
    Ross Stores, Inc.                         5,596    553,332       0.1%
    Royal Caribbean Cruises, Ltd.             8,742    594,981       0.1%
*   Sally Beauty Holdings, Inc.               6,018    187,822       0.0%
#   Scripps Networks Interactive, Inc.
      Class A                                 2,590    180,937       0.0%
*   Sears Holdings Corp.                      1,850     73,889       0.0%
    Service Corp. International              17,624    487,832       0.1%
    Signet Jewelers, Ltd.                     2,055    275,637       0.1%
    Sinclair Broadcast Group, Inc. Class A    1,610     49,330       0.0%
#*  Sirius XM Holdings, Inc.                 65,472    258,614       0.0%
    Six Flags Entertainment Corp.             4,502    211,684       0.0%
*   Skechers U.S.A., Inc. Class A               221     19,872       0.0%
#   Sotheby's                                   898     38,354       0.0%
    Staples, Inc.                            28,475    464,712       0.1%
    Starbucks Corp.                          39,232  1,945,123       0.4%
    Starwood Hotels & Resorts Worldwide,
      Inc.                                    4,886    419,952       0.1%
*   Starz                                     1,278     50,264       0.0%
    Target Corp.                             21,475  1,692,874       0.3%
*   Tenneco, Inc.                             1,040     60,788       0.0%
#*  Tesla Motors, Inc.                          802    181,292       0.0%
    Tiffany & Co.                             2,360    206,453       0.0%
    Time Warner Cable, Inc.                   3,035    472,003       0.1%
    Time Warner, Inc.                        32,702  2,760,376       0.5%
    Time, Inc.                                1,024     23,378       0.0%
    TJX Cos., Inc. (The)                     18,166  1,172,434       0.2%
*   Toll Brothers, Inc.                       6,936    246,505       0.0%
    Tractor Supply Co.                        3,580    308,095       0.1%
*   TripAdvisor, Inc.                         1,219     98,117       0.0%
*   TRW Automotive Holdings Corp.             2,980    313,079       0.1%
#   Tupperware Brands Corp.                     916     61,244       0.0%
    Twenty-First Century Fox, Inc. Class A   30,926  1,053,958       0.2%
    Twenty-First Century Fox, Inc. Class B   10,231    341,204       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.    1,424    215,152       0.0%
#*  Under Armour, Inc. Class A                3,364    260,878       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Urban Outfitters, Inc.                    8,057 $   322,602       0.1%
    VF Corp.                                  7,017     508,241       0.1%
    Viacom, Inc. Class A                        134       9,263       0.0%
    Viacom, Inc. Class B                      7,811     542,474       0.1%
*   Vista Outdoor, Inc.                       2,060      90,146       0.0%
*   Visteon Corp.                             3,508     355,711       0.1%
    Walt Disney Co. (The)                    39,913   4,339,341       0.8%
    Wendy's Co. (The)                        24,001     242,890       0.0%
    Whirlpool Corp.                           3,838     673,953       0.1%
    Williams-Sonoma, Inc.                     2,395     176,104       0.0%
    Wyndham Worldwide Corp.                   3,885     331,779       0.1%
    Wynn Resorts, Ltd.                        1,086     120,622       0.0%
    Yum! Brands, Inc.                        11,475     986,391       0.2%
                                                    -----------      ----
Total Consumer Discretionary                         81,494,038      14.9%
                                                    -----------      ----
Consumer Staples -- (8.4%)
    Altria Group, Inc.                       50,783   2,541,689       0.5%
    Archer-Daniels-Midland Co.               12,258     599,171       0.1%
#   Avon Products, Inc.                       6,093      49,780       0.0%
#*  Boston Beer Co., Inc. (The) Class A         500     123,900       0.0%
    Brown-Forman Corp. Class A                  358      33,054       0.0%
    Brown-Forman Corp. Class B                2,881     259,953       0.0%
    Bunge, Ltd.                               5,724     494,382       0.1%
#   Campbell Soup Co.                         7,751     346,547       0.1%
    Church & Dwight Co., Inc.                 3,105     252,033       0.0%
    Clorox Co. (The)                          3,459     367,000       0.1%
    Coca-Cola Co. (The)                      88,895   3,605,581       0.7%
    Coca-Cola Enterprises, Inc.              10,739     476,919       0.1%
    Colgate-Palmolive Co.                    23,629   1,589,759       0.3%
    ConAgra Foods, Inc.                      15,754     569,507       0.1%
*   Constellation Brands, Inc. Class A        4,128     478,600       0.1%
    Costco Wholesale Corp.                    9,512   1,360,692       0.2%
    Coty, Inc. Class A                          979      23,408       0.0%
    CVS Health Corp.                         29,770   2,955,863       0.5%
    Dr Pepper Snapple Group, Inc.             5,527     412,204       0.1%
    Energizer Holdings, Inc.                  2,367     323,380       0.1%
    Estee Lauder Cos., Inc. (The) Class A     4,653     378,242       0.1%
    Flowers Foods, Inc.                      11,854     264,818       0.0%
    General Mills, Inc.                      15,100     835,634       0.2%
*   Hain Celestial Group, Inc. (The)          3,695     222,587       0.0%
#*  Herbalife, Ltd.                           1,227      50,945       0.0%
    Hershey Co. (The)                         4,064     373,563       0.1%
    Hormel Foods Corp.                        5,287     287,348       0.1%
    Ingredion, Inc.                           5,357     425,346       0.1%
    JM Smucker Co. (The)                      4,784     554,561       0.1%
    Kellogg Co.                               7,177     454,519       0.1%
    Keurig Green Mountain, Inc.               3,679     428,125       0.1%
    Kimberly-Clark Corp.                      9,741   1,068,490       0.2%
    Kraft Foods Group, Inc.                  15,629   1,324,558       0.2%
    Kroger Co. (The)                         12,335     850,005       0.2%
    Lorillard, Inc.                           2,666     186,247       0.0%
#   McCormick & Co., Inc.                     3,533     266,035       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Consumer Staples -- (Continued)
    Mead Johnson Nutrition Co.                5,381 $   516,145       0.1%
    Molson Coors Brewing Co. Class B          6,425     472,302       0.1%
    Mondelez International, Inc. Class A     33,162   1,272,426       0.2%
*   Monster Beverage Corp.                    3,886     532,809       0.1%
#   Nu Skin Enterprises, Inc. Class A           695      39,302       0.0%
    PepsiCo, Inc.                            38,148   3,628,638       0.7%
    Philip Morris International, Inc.        31,146   2,599,757       0.5%
#   Pilgrim's Pride Corp.                     7,450     184,015       0.0%
    Pinnacle Foods, Inc.                      8,171     331,334       0.1%
    Pricesmart, Inc.                            408      32,828       0.0%
    Procter & Gamble Co. (The)               62,152   4,941,705       0.9%
    Reynolds American, Inc.                   8,486     622,024       0.1%
*   Rite Aid Corp.                           19,724     152,072       0.0%
*   Seaboard Corp.                                4      14,400       0.0%
    Spectrum Brands Holdings, Inc.            3,644     333,171       0.1%
#*  Sprouts Farmers Market, Inc.              5,925     189,511       0.0%
    Sysco Corp.                              14,091     521,790       0.1%
*   TreeHouse Foods, Inc.                       667      54,200       0.0%
    Tyson Foods, Inc. Class A                15,311     604,784       0.1%
*   United Natural Foods, Inc.                2,243     151,313       0.0%
    Wal-Mart Stores, Inc.                    45,552   3,555,334       0.6%
    Walgreens Boots Alliance, Inc.           18,763   1,556,016       0.3%
*   WhiteWave Foods Co. (The) Class A         5,830     256,345       0.0%
    Whole Foods Market, Inc.                  8,502     406,056       0.1%
                                                    -----------       ---
Total Consumer Staples                               47,802,722       8.7%
                                                    -----------       ---
Energy -- (6.8%)
    Anadarko Petroleum Corp.                  9,392     883,787       0.2%
    Apache Corp.                              5,166     353,354       0.1%
#   Atwood Oceanics, Inc.                     1,717      57,313       0.0%
    Baker Hughes, Inc.                        4,610     315,601       0.1%
    Cabot Oil & Gas Corp.                    18,041     610,147       0.1%
    California Resources Corp.                4,959      46,119       0.0%
*   Cameron International Corp.               5,727     313,954       0.1%
*   Cheniere Energy, Inc.                     4,461     341,222       0.1%
#   Chesapeake Energy Corp.                  20,207     318,664       0.1%
    Chevron Corp.                            42,295   4,697,283       0.9%
    Cimarex Energy Co.                        3,050     379,420       0.1%
*   Cobalt International Energy, Inc.         3,812      40,788       0.0%
*   Concho Resources, Inc.                    2,963     375,294       0.1%
    ConocoPhillips                           21,844   1,483,644       0.3%
#   CONSOL Energy, Inc.                       3,517     114,232       0.0%
#*  Continental Resources, Inc.               1,077      56,683       0.0%
#   Core Laboratories NV                        696      91,371       0.0%
    CVR Energy, Inc.                          2,172      86,967       0.0%
#   Denbury Resources, Inc.                   9,354      82,409       0.0%
    Devon Energy Corp.                        4,993     340,573       0.1%
#   Diamond Offshore Drilling, Inc.           3,393     113,564       0.0%
*   Diamondback Energy, Inc.                  2,124     175,379       0.0%
*   Dresser-Rand Group, Inc.                  1,357     112,183       0.0%
*   Dril-Quip, Inc.                             845      67,363       0.0%
    Energen Corp.                             2,750     195,717       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
    EnLink Midstream LLC                      3,016 $   106,012       0.0%
    EOG Resources, Inc.                      12,865   1,272,992       0.2%
    EQT Corp.                                 1,198     107,748       0.0%
    Exxon Mobil Corp.                       125,285  10,946,150       2.0%
*   FMC Technologies, Inc.                    4,149     182,971       0.0%
*   Gulfport Energy Corp.                     1,772      86,722       0.0%
    Halliburton Co.                          11,432     559,596       0.1%
#   Helmerich & Payne, Inc.                   2,807     218,862       0.0%
    Hess Corp.                                3,251     250,002       0.1%
    HollyFrontier Corp.                       7,981     309,503       0.1%
    Kinder Morgan, Inc.                      25,574   1,098,403       0.2%
*   Kosmos Energy, Ltd.                       9,112      89,115       0.0%
#*  Laredo Petroleum, Inc.                    2,647      41,823       0.0%
#   LinnCo LLC                                2,321      29,593       0.0%
    Marathon Oil Corp.                       10,590     329,349       0.1%
    Marathon Petroleum Corp.                  9,119     898,860       0.2%
    Murphy Oil Corp.                          4,327     206,008       0.0%
    Nabors Industries, Ltd.                   6,763     112,942       0.0%
    National Oilwell Varco, Inc.              5,107     277,872       0.1%
*   Newfield Exploration Co.                  5,767     226,297       0.0%
#   Noble Corp. P.L.C.                        4,704      81,426       0.0%
    Noble Energy, Inc.                        4,677     237,217       0.1%
#*  Oasis Petroleum, Inc.                     4,231      75,904       0.0%
    Occidental Petroleum Corp.               12,398     993,080       0.2%
    Oceaneering International, Inc.           2,631     144,994       0.0%
*   Oil States International, Inc.            1,445      68,768       0.0%
    ONEOK, Inc.                               3,498     168,254       0.0%
#   Paragon Offshore P.L.C.                   1,568       2,838       0.0%
    Patterson-UTI Energy, Inc.                4,601     102,832       0.0%
#   Peabody Energy Corp.                      4,708      22,269       0.0%
    Phillips 66                              11,318     897,631       0.2%
    Pioneer Natural Resources Co.             1,654     285,778       0.1%
    QEP Resources, Inc.                       7,044     158,490       0.0%
#   Range Resources Corp.                     2,549     162,014       0.0%
    Rowan Cos. P.L.C. Class A                 2,040      43,228       0.0%
#   RPC, Inc.                                 3,262      51,898       0.0%
    Schlumberger, Ltd.                       18,630   1,762,584       0.3%
#*  Seventy Seven Energy, Inc.                  925       4,690       0.0%
    SM Energy Co.                             3,000     173,910       0.0%
#*  Southwestern Energy Co.                  11,784     330,306       0.1%
    Spectra Energy Corp.                     10,109     376,560       0.1%
#   Superior Energy Services, Inc.            3,836      97,818       0.0%
    Targa Resources Corp.                     1,089     114,312       0.0%
    Teekay Corp.                              2,475     123,032       0.0%
    Tesoro Corp.                              8,474     727,323       0.1%
#   Transocean, Ltd.                          5,658     106,484       0.0%
#*  Ultra Petroleum Corp.                     2,722      46,356       0.0%
    Valero Energy Corp.                      15,979     909,205       0.2%
*   Weatherford International P.L.C.         17,414     253,374       0.1%
    Western Refining, Inc.                   10,257     451,821       0.1%
*   Whiting Petroleum Corp.                   3,570     135,339       0.0%
    Williams Cos., Inc. (The)                 9,547     488,711       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
    World Fuel Services Corp.                 3,395 $   188,423       0.0%
*   WPX Energy, Inc.                          4,350      59,813       0.0%
                                                    -----------       ---
Total Energy                                         38,850,533       7.1%
                                                    -----------       ---
Financials -- (13.1%)
    ACE, Ltd.                                 6,553     701,105       0.1%
*   Affiliated Managers Group, Inc.           1,844     416,984       0.1%
    Aflac, Inc.                              11,424     720,169       0.1%
*   Alleghany Corp.                             564     267,065       0.0%
    Allied World Assurance Co. Holdings AG    4,382     180,275       0.0%
    Allstate Corp. (The)                     10,753     749,054       0.1%
#*  Altisource Portfolio Solutions SA           400       9,700       0.0%
    American Express Co.                     25,957   2,010,370       0.4%
    American Financial Group, Inc.            4,800     303,360       0.1%
    American International Group, Inc.       26,762   1,506,433       0.3%
    Ameriprise Financial, Inc.                4,187     524,547       0.1%
#   Amtrust Financial Services, Inc.          6,321     375,910       0.1%
    Aon P.L.C.                                6,929     666,778       0.1%
*   Arch Capital Group, Ltd.                  5,208     316,021       0.1%
    Arthur J Gallagher & Co.                  6,484     310,130       0.1%
    Artisan Partners Asset Management,
      Inc. Class A                              408      18,274       0.0%
    Assurant, Inc.                            3,882     238,588       0.0%
    Assured Guaranty, Ltd.                   10,570     274,714       0.1%
    Axis Capital Holdings, Ltd.               4,612     240,101       0.0%
    Bank of America Corp.                   206,960   3,296,873       0.6%
    Bank of New York Mellon Corp. (The)      14,920     631,713       0.1%
    BB&T Corp.                               14,828     567,764       0.1%
*   Berkshire Hathaway, Inc. Class B         37,001   5,224,911       1.0%
    BlackRock, Inc.                           2,583     940,057       0.2%
#   BOK Financial Corp.                       2,103     137,095       0.0%
    Brown & Brown, Inc.                       9,226     294,771       0.1%
    Capital One Financial Corp.              13,774   1,113,628       0.2%
    CBOE Holdings, Inc.                       4,410     248,151       0.0%
*   CBRE Group, Inc. Class A                  9,420     361,163       0.1%
    Charles Schwab Corp. (The)               20,809     634,675       0.1%
    Chubb Corp. (The)                         4,572     449,656       0.1%
    Cincinnati Financial Corp.                4,577     231,779       0.0%
    CIT Group, Inc.                           6,859     308,861       0.1%
    Citigroup, Inc.                          58,766   3,133,403       0.6%
    City National Corp.                       2,441     227,501       0.0%
    CME Group, Inc.                           6,590     599,097       0.1%
    CNA Financial Corp.                       1,553      62,586       0.0%
    Comerica, Inc.                            5,322     252,316       0.0%
#   Commerce Bancshares, Inc.                 5,139     219,487       0.0%
*   Credit Acceptance Corp.                     579     136,760       0.0%
#   Cullen/Frost Bankers, Inc.                2,529     184,465       0.0%
    Discover Financial Services               8,200     475,354       0.1%
*   E*TRADE Financial Corp.                  11,356     326,939       0.1%
    East West Bancorp, Inc.                   9,333     378,826       0.1%
    Eaton Vance Corp.                         5,823     239,209       0.0%
    Erie Indemnity Co. Class A                3,515     290,866       0.1%
    Everest Re Group, Ltd.                    1,923     344,044       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                            SHARES   VALUE+   OF NET ASSETS**
                                            ------ ---------- ---------------
Financials -- (Continued)
    Fifth Third Bancorp                     33,164 $  663,280       0.1%
    First American Financial Corp.             500     17,395       0.0%
    First Niagara Financial Group, Inc.      6,123     55,689       0.0%
    First Republic Bank                      6,733    392,467       0.1%
    FirstMerit Corp.                         2,975     57,626       0.0%
    FNF Group                                5,314    191,251       0.0%
*   FNFV Group                               1,571     23,486       0.0%
*   Forest City Enterprises, Inc. Class A    6,993    166,154       0.0%
    Franklin Resources, Inc.                 9,646    497,348       0.1%
*   Genworth Financial, Inc. Class A         6,943     61,029       0.0%
    Goldman Sachs Group, Inc. (The)          7,173  1,408,921       0.3%
    Hartford Financial Services Group,
      Inc. (The)                            20,941    853,765       0.2%
    HCC Insurance Holdings, Inc.             4,412    251,308       0.0%
*   Howard Hughes Corp. (The)                1,909    283,429       0.1%
    Huntington Bancshares, Inc.             41,213    447,573       0.1%
    Intercontinental Exchange, Inc.          2,277    511,255       0.1%
    Invesco, Ltd.                           16,732    693,039       0.1%
    Investors Bancorp, Inc.                 20,387    241,382       0.0%
    Jones Lang LaSalle, Inc.                 1,858    308,539       0.1%
    JPMorgan Chase & Co.                    71,785  4,541,119       0.8%
    KeyCorp                                 35,168    508,178       0.1%
    Legg Mason, Inc.                         4,806    253,036       0.0%
    Leucadia National Corp.                 14,637    347,921       0.1%
    Lincoln National Corp.                   7,987    451,186       0.1%
    Loews Corp.                             15,061    627,140       0.1%
#   LPL Financial Holdings, Inc.             6,448    260,951       0.0%
#   M&T Bank Corp.                           5,366    642,149       0.1%
*   Markel Corp.                               460    340,694       0.1%
    Marsh & McLennan Cos., Inc.             13,520    759,283       0.1%
    McGraw Hill Financial, Inc.              7,315    762,954       0.1%
    MetLife, Inc.                           19,047    976,921       0.2%
    Moody's Corp.                            5,169    555,771       0.1%
    Morgan Stanley                          28,891  1,077,923       0.2%
    MSCI, Inc.                               6,023    368,547       0.1%
    NASDAQ OMX Group, Inc. (The)             6,956    338,270       0.1%
    Navient Corp.                           23,471    458,623       0.1%
#   New York Community Bancorp, Inc.        12,162    209,065       0.0%
    Northern Trust Corp.                     8,919    652,425       0.1%
    NorthStar Asset Management Group, Inc.   4,600     96,738       0.0%
#*  Ocwen Financial Corp.                    1,417     12,030       0.0%
    Old Republic International Corp.        11,918    182,226       0.0%
    PacWest Bancorp                          5,800    261,580       0.0%
    PartnerRe, Ltd.                          2,895    370,560       0.1%
#   People's United Financial, Inc.         16,498    249,285       0.0%
    PNC Financial Services Group, Inc.
      (The)                                 10,385    952,616       0.2%
*   Popular, Inc.                            1,497     48,548       0.0%
    Principal Financial Group, Inc.         14,585    745,585       0.1%
    ProAssurance Corp.                         758     34,072       0.0%
    Progressive Corp. (The)                 34,284    914,011       0.2%
    Prosperity Bancshares, Inc.              2,006    107,000       0.0%
    Prudential Financial, Inc.               8,014    653,942       0.1%
    Raymond James Financial, Inc.            5,363    303,170       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
*   Realogy Holdings Corp.                    8,399 $   398,197       0.1%
    Regions Financial Corp.                  51,400     505,262       0.1%
    Reinsurance Group of America, Inc.        3,622     331,848       0.1%
    RenaissanceRe Holdings, Ltd.              2,962     303,575       0.1%
    Santander Consumer USA Holdings, Inc.     3,281      81,008       0.0%
    SEI Investments Co.                       4,297     196,201       0.0%
*   Signature Bank                            3,187     427,345       0.1%
    SLM Corp.                                21,727     221,398       0.0%
*   Springleaf Holdings, Inc.                 1,199      59,950       0.0%
    State Street Corp.                        7,686     592,744       0.1%
    SunTrust Banks, Inc.                      8,600     356,900       0.1%
*   SVB Financial Group                       3,474     461,208       0.1%
    T Rowe Price Group, Inc.                  7,873     639,130       0.1%
    TD Ameritrade Holding Corp.              11,626     421,443       0.1%
    TFS Financial Corp.                       7,889     115,337       0.0%
    Torchmark Corp.                           4,109     230,556       0.0%
    Travelers Cos., Inc. (The)               11,588   1,171,663       0.2%
    U.S. Bancorp.                            44,530   1,909,001       0.4%
    Umpqua Holdings Corp.                     3,822      65,012       0.0%
    Unum Group                                9,742     332,787       0.1%
    Validus Holdings, Ltd.                    1,707      71,404       0.0%
    Voya Financial, Inc.                      9,521     403,119       0.1%
    Waddell & Reed Financial, Inc. Class A    5,322     262,481       0.0%
    Wells Fargo & Co.                       125,496   6,914,830       1.3%
    White Mountains Insurance Group, Ltd.       200     135,194       0.0%
    Willis Group Holdings P.L.C.              6,612     321,542       0.1%
    WR Berkley Corp.                          7,229     354,149       0.1%
    XL Group P.L.C.                           7,142     264,825       0.0%
    Zions Bancorporation                     10,122     286,807       0.1%
                                                    -----------      ----
Total Financials                                     75,164,899      13.7%
                                                    -----------      ----
Health Care -- (13.0%)
    Abbott Laboratories                      26,790   1,243,592       0.2%
    AbbVie, Inc.                             41,437   2,679,316       0.5%
#*  Acadia Healthcare Co., Inc.               2,700     184,950       0.0%
*   Actavis P.L.C.                            7,416   2,097,690       0.4%
    Aetna, Inc.                              10,614   1,134,318       0.2%
    Agilent Technologies, Inc.               15,054     622,784       0.1%
#*  Agios Pharmaceuticals, Inc.                 968      89,385       0.0%
*   Akorn, Inc.                               3,200     133,248       0.0%
*   Alere, Inc.                               3,645     173,065       0.0%
*   Alexion Pharmaceuticals, Inc.             4,066     688,089       0.1%
*   Align Technology, Inc.                    3,868     227,593       0.0%
*   Alkermes P.L.C.                           2,068     114,505       0.0%
*   Alnylam Pharmaceuticals, Inc.             1,096     111,650       0.0%
    AmerisourceBergen Corp.                   5,324     608,533       0.1%
    Amgen, Inc.                              14,743   2,328,067       0.4%
    Anthem, Inc.                              6,849   1,033,720       0.2%
#*  athenahealth, Inc.                        1,137     139,464       0.0%
    Baxter International, Inc.               12,673     871,142       0.2%
    Becton Dickinson and Co.                  4,781     673,499       0.1%
*   Bio-Rad Laboratories, Inc. Class A        1,112     149,508       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                            SHARES   VALUE+   OF NET ASSETS**
                                            ------ ---------- ---------------
Health Care -- (Continued)
*   Biogen, Inc.                             5,430 $2,030,440       0.4%
*   BioMarin Pharmaceutical, Inc.            2,120    237,546       0.1%
*   Bluebird Bio, Inc.                         546     72,722       0.0%
*   Boston Scientific Corp.                 36,595    652,123       0.1%
    Bristol-Myers Squibb Co.                27,024  1,722,239       0.3%
*   Brookdale Senior Living, Inc.            6,312    228,684       0.1%
*   Bruker Corp.                             2,980     56,501       0.0%
    Cardinal Health, Inc.                    7,740    652,792       0.1%
*   Celgene Corp.                           18,251  1,972,203       0.4%
*   Centene Corp.                            3,478    215,601       0.0%
#*  Cepheid                                  1,849    103,729       0.0%
*   Cerner Corp.                             6,200    445,222       0.1%
    Cigna Corp.                              7,796    971,693       0.2%
*   Community Health Systems, Inc.          12,446    668,101       0.1%
#   Cooper Cos., Inc. (The)                  1,198    213,328       0.0%
    CR Bard, Inc.                            2,420    403,124       0.1%
*   DaVita HealthCare Partners, Inc.        11,295    916,024       0.2%
    DENTSPLY International, Inc.             6,180    315,180       0.1%
*   DexCom, Inc.                             1,793    121,153       0.0%
*   Edwards Lifesciences Corp.               2,816    356,646       0.1%
    Eli Lilly & Co.                         16,506  1,186,286       0.2%
#*  Endo International P.L.C.                2,920    245,470       0.1%
*   Envision Healthcare Holdings, Inc.       5,773    219,143       0.0%
#*  Express Scripts Holding Co.             20,014  1,729,210       0.3%
*   Gilead Sciences, Inc.                   38,283  3,847,824       0.7%
#*  Halyard Health, Inc.                       562     27,246       0.0%
*   HCA Holdings, Inc.                       5,589    413,642       0.1%
*   Health Net, Inc.                         3,927    206,757       0.0%
    HealthSouth Corp.                          500     22,610       0.0%
*   Henry Schein, Inc.                       3,357    460,245       0.1%
*   Hologic, Inc.                           16,192    546,318       0.1%
*   Horizon Pharma P.L.C.                    1,300     36,556       0.0%
*   Hospira, Inc.                            5,163    450,678       0.1%
    Humana, Inc.                             4,488    743,213       0.1%
*   IDEXX Laboratories, Inc.                 1,129    141,543       0.0%
*   Illumina, Inc.                           3,394    625,344       0.1%
*   Incyte Corp.                             3,548    344,724       0.1%
#*  Intrexon Corp.                           2,375     92,221       0.0%
*   Intuitive Surgical, Inc.                   708    351,154       0.1%
#*  Isis Pharmaceuticals, Inc.               1,382     78,387       0.0%
*   Jazz Pharmaceuticals P.L.C.              1,191    212,832       0.0%
    Johnson & Johnson                       68,621  6,807,203       1.3%
*   Laboratory Corp. of America Holdings     3,982    476,088       0.1%
#*  Mallinckrodt P.L.C.                      4,398    497,766       0.1%
    McKesson Corp.                           5,426  1,212,168       0.2%
*   Medivation, Inc.                         1,963    237,013       0.1%
*   MEDNAX, Inc.                             4,679    331,180       0.1%
    Medtronic P.L.C.                        23,693  1,763,944       0.3%
    Merck & Co., Inc.                       68,584  4,084,863       0.8%
*   Mettler-Toledo International, Inc.         500    158,505       0.0%
*   Mylan NV                                 8,826    637,767       0.1%
    Omnicare, Inc.                           4,620    406,468       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
#*  Opko Health, Inc.                        14,063 $   193,507       0.0%
    Patterson Cos., Inc.                      5,171     242,804       0.1%
    PerkinElmer, Inc.                         6,006     307,868       0.1%
    Perrigo Co. P.L.C.                        2,425     444,454       0.1%
    Pfizer, Inc.                            143,450   4,867,258       0.9%
*   Pharmacyclics, Inc.                         818     209,572       0.0%
#*  Puma Biotechnology, Inc.                    559     100,944       0.0%
#   Quest Diagnostics, Inc.                   8,104     578,788       0.1%
*   Quintiles Transnational Holdings, Inc.    2,266     149,284       0.0%
*   Receptos, Inc.                              800     117,872       0.0%
*   Regeneron Pharmaceuticals, Inc.           1,532     700,829       0.1%
    ResMed, Inc.                              3,326     212,664       0.0%
#*  Seattle Genetics, Inc.                    2,518      86,468       0.0%
*   Sirona Dental Systems, Inc.               2,830     262,482       0.1%
    St Jude Medical, Inc.                     6,478     453,784       0.1%
    STERIS Corp.                              3,558     236,607       0.1%
    Stryker Corp.                             6,974     643,282       0.1%
#*  Synageva BioPharma Corp.                    428      39,359       0.0%
*   Taro Pharmaceutical Industries, Ltd.      1,126     158,327       0.0%
*   Team Health Holdings, Inc.                3,518     209,567       0.0%
#   Teleflex, Inc.                            1,875     230,550       0.1%
*   Tenet Healthcare Corp.                    4,666     223,315       0.0%
#*  Theravance Biopharma, Inc.                  288       4,608       0.0%
    Thermo Fisher Scientific, Inc.            7,763     975,654       0.2%
#*  United Therapeutics Corp.                 1,983     316,665       0.1%
    UnitedHealth Group, Inc.                 26,110   2,908,654       0.5%
    Universal Health Services, Inc. Class B   5,851     684,274       0.1%
*   Varian Medical Systems, Inc.              2,692     239,184       0.1%
*   VCA, Inc.                                 4,733     241,241       0.1%
*   Vertex Pharmaceuticals, Inc.              3,325     409,906       0.1%
*   Waters Corp.                              1,928     241,366       0.1%
*   WellCare Health Plans, Inc.               1,671     129,386       0.0%
    West Pharmaceutical Services, Inc.          762      40,599       0.0%
    Zimmer Holdings, Inc.                     3,585     393,776       0.1%
    Zoetis, Inc.                             13,335     592,341       0.1%
                                                    -----------      ----
Total Health Care                                    74,100,776      13.6%
                                                    -----------      ----
Industrials -- (12.4%)
    3M Co.                                   15,580   2,436,556       0.4%
    Acuity Brands, Inc.                       1,421     237,236       0.0%
#   ADT Corp. (The)                          15,385     578,476       0.1%
*   AECOM                                     5,559     175,442       0.0%
#   AGCO Corp.                                5,275     271,715       0.1%
    Air Lease Corp.                           3,771     145,674       0.0%
    Alaska Air Group, Inc.                    9,310     596,399       0.1%
    Allegion P.L.C.                             601      36,751       0.0%
    Allison Transmission Holdings, Inc.      12,266     376,321       0.1%
    AMERCO                                    1,719     553,587       0.1%
    American Airlines Group, Inc.            18,425     889,651       0.2%
    AMETEK, Inc.                              6,767     354,726       0.1%
    AO Smith Corp.                            3,579     228,698       0.0%
*   Avis Budget Group, Inc.                  10,761     582,601       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                            SHARES    VALUE+   OF NET ASSETS**
                                            ------- ---------- ---------------
Industrials -- (Continued)
    B/E Aerospace, Inc.                       5,561 $  332,492       0.1%
    Babcock & Wilcox Co. (The)                2,510     81,123       0.0%
    Boeing Co. (The)                         17,307  2,480,785       0.5%
    Carlisle Cos., Inc.                       4,112    396,808       0.1%
    Caterpillar, Inc.                        12,715  1,104,679       0.2%
#   CH Robinson Worldwide, Inc.               2,898    186,602       0.0%
*   Chart Industries, Inc.                      275     11,151       0.0%
#   Chicago Bridge & Iron Co. NV              1,643     78,289       0.0%
    Cintas Corp.                              4,328    346,024       0.1%
    Civeo Corp.                               2,890     13,496       0.0%
#*  Clean Harbors, Inc.                       1,175     64,919       0.0%
#*  Colfax Corp.                              1,951     96,750       0.0%
#   Copa Holdings SA Class A                  1,800    199,602       0.0%
*   Copart, Inc.                              5,889    209,472       0.0%
    Crane Co.                                 1,416     86,532       0.0%
    CSX Corp.                                34,352  1,239,764       0.2%
    Cummins, Inc.                             5,137    710,242       0.1%
    Danaher Corp.                            11,717    959,388       0.2%
#   Deere & Co.                               9,111    824,728       0.2%
    Delta Air Lines, Inc.                    23,313  1,040,692       0.2%
#   Donaldson Co., Inc.                       7,337    274,184       0.1%
    Dover Corp.                               4,288    324,687       0.1%
    Dun & Bradstreet Corp. (The)              1,440    183,845       0.0%
    Eaton Corp. P.L.C.                        7,442    511,489       0.1%
    Emerson Electric Co.                     19,264  1,133,301       0.2%
    Equifax, Inc.                             4,408    427,267       0.1%
*   Esterline Technologies Corp.                900    100,161       0.0%
    Exelis, Inc.                              5,024    123,188       0.0%
    Expeditors International of
      Washington, Inc.                        4,652    213,201       0.0%
#   Fastenal Co.                              8,764    373,522       0.1%
    FedEx Corp.                               9,569  1,622,615       0.3%
    Flowserve Corp.                           2,051    120,045       0.0%
    Fluor Corp.                               3,133    188,419       0.0%
    Fortune Brands Home & Security, Inc.      5,956    265,638       0.1%
#*  Generac Holdings, Inc.                    1,233     51,404       0.0%
    General Dynamics Corp.                    8,347  1,146,210       0.2%
    General Electric Co.                    239,747  6,492,349       1.2%
*   Genesee & Wyoming, Inc. Class A           2,302    213,971       0.0%
    Graco, Inc.                               2,566    183,777       0.0%
*   HD Supply Holdings, Inc.                  7,343    242,319       0.0%
*   Hertz Global Holdings, Inc.              12,626    263,126       0.1%
    Hexcel Corp.                              5,640    282,846       0.1%
    Honeywell International, Inc.            15,744  1,588,885       0.3%
    Hubbell, Inc. Class A                       100     11,148       0.0%
    Hubbell, Inc. Class B                     2,283    248,459       0.0%
    Huntington Ingalls Industries, Inc.       3,537    465,434       0.1%
    IDEX Corp.                                3,794    284,588       0.1%
*   IHS, Inc. Class A                         1,553    194,855       0.0%
    Illinois Tool Works, Inc.                 8,290    775,778       0.1%
    Ingersoll-Rand P.L.C.                     7,810    514,210       0.1%
    ITT Corp.                                 2,579    102,257       0.0%
*   Jacobs Engineering Group, Inc.            1,750     75,005       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                            SHARES   VALUE+   OF NET ASSETS**
                                            ------ ---------- ---------------
Industrials -- (Continued)
    JB Hunt Transport Services, Inc.         3,145 $  274,244       0.1%
#*  JetBlue Airways Corp.                   21,312    437,535       0.1%
#   Joy Global, Inc.                         3,006    128,176       0.0%
    Kansas City Southern                     5,301    543,300       0.1%
    KAR Auction Services, Inc.              10,924    406,482       0.1%
    KBR, Inc.                                3,277     57,249       0.0%
#   Kennametal, Inc.                         1,913     67,739       0.0%
*   Kirby Corp.                              2,043    160,437       0.0%
*   KLX, Inc.                                  717     30,049       0.0%
    L-3 Communications Holdings, Inc.        4,179    480,209       0.1%
    Lennox International, Inc.               2,512    266,172       0.1%
    Lincoln Electric Holdings, Inc.          4,456    297,928       0.1%
    Lockheed Martin Corp.                    7,065  1,318,329       0.2%
    Manitowoc Co., Inc. (The)                3,271     64,537       0.0%
#   Manpowergroup, Inc.                      2,540    216,738       0.0%
    Masco Corp.                              8,852    234,489       0.0%
*   Middleby Corp. (The)                     2,803    284,056       0.1%
    MSC Industrial Direct Co., Inc. Class A  1,992    141,552       0.0%
    Nielsen NV                              18,166    816,380       0.2%
    Nordson Corp.                            3,440    273,996       0.1%
    Norfolk Southern Corp.                   9,338    941,737       0.2%
    Northrop Grumman Corp.                   4,945    761,728       0.1%
#*  NOW, Inc.                                  770     18,403       0.0%
*   Old Dominion Freight Line, Inc.          2,953    210,047       0.0%
    Orbital ATK, Inc.                        4,125    301,785       0.1%
    Oshkosh Corp.                            2,396    129,001       0.0%
    Owens Corning                            7,042    272,244       0.1%
    PACCAR, Inc.                            10,524    687,743       0.1%
    Pall Corp.                               3,107    302,373       0.1%
    Parker Hannifin Corp.                    8,614  1,028,167       0.2%
    Pentair P.L.C.                           8,966    557,237       0.1%
    Pitney Bowes, Inc.                       9,837    220,054       0.0%
    Precision Castparts Corp.                2,692    556,409       0.1%
*   Quanta Services, Inc.                    4,165    120,410       0.0%
    Raytheon Co.                             9,144    950,976       0.2%
    Republic Services, Inc.                 17,175    697,820       0.1%
    Robert Half International, Inc.          3,489    193,465       0.0%
    Rockwell Automation, Inc.                3,714    440,480       0.1%
    Rockwell Collins, Inc.                   3,984    387,763       0.1%
    Rollins, Inc.                           10,119    250,951       0.1%
    Roper Technologies, Inc.                 3,435    577,664       0.1%
    RR Donnelley & Sons Co.                  3,166     58,951       0.0%
    Ryder System, Inc.                       5,462    520,856       0.1%
*   Sensata Technologies Holding NV          4,522    249,660       0.1%
    Snap-on, Inc.                            2,181    326,169       0.1%
#*  SolarCity Corp.                          1,457     87,493       0.0%
    Southwest Airlines Co.                  21,681    879,381       0.2%
*   Spirit Aerosystems Holdings, Inc.
      Class A                                5,869    298,673       0.1%
*   Spirit Airlines, Inc.                    3,968    271,689       0.1%
    SPX Corp.                                  998     76,846       0.0%
    Stanley Black & Decker, Inc.             9,392    926,990       0.2%
*   Stericycle, Inc.                         1,676    223,629       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
*   Swift Transportation Co.                  5,731 $   138,690       0.0%
*   Teledyne Technologies, Inc.                 733      76,943       0.0%
    Terex Corp.                               2,690      73,867       0.0%
    Textron, Inc.                            19,090     839,578       0.2%
    Timken Co. (The)                          2,948     115,827       0.0%
    Toro Co. (The)                              800      53,632       0.0%
    Towers Watson & Co. Class A               3,415     433,381       0.1%
    TransDigm Group, Inc.                       867     183,917       0.0%
#   Trinity Industries, Inc.                  6,981     189,115       0.0%
    Triumph Group, Inc.                       1,050      62,202       0.0%
    Tyco International P.L.C.                 4,933     194,262       0.0%
    Union Pacific Corp.                      28,309   3,007,265       0.6%
*   United Continental Holdings, Inc.        10,155     606,660       0.1%
    United Parcel Service, Inc. Class B      18,527   1,862,519       0.3%
*   United Rentals, Inc.                      3,884     375,117       0.1%
    United Technologies Corp.                21,024   2,391,480       0.4%
#*  USG Corp.                                 4,824     128,029       0.0%
#   Valmont Industries, Inc.                    893     112,536       0.0%
*   Vectrus, Inc.                               279       7,131       0.0%
*   Verisk Analytics, Inc. Class A            3,358     251,984       0.1%
*   Veritiv Corp.                               102       4,053       0.0%
*   WABCO Holdings, Inc.                      1,951     242,802       0.0%
    Wabtec Corp.                              1,963     184,620       0.0%
    Waste Connections, Inc.                   8,626     408,959       0.1%
    Waste Management, Inc.                   13,510     669,150       0.1%
    Watsco, Inc.                              1,674     201,365       0.0%
#*  WESCO International, Inc.                 1,490     107,489       0.0%
#   WW Grainger, Inc.                         2,034     505,307       0.1%
    Xylem, Inc.                               7,205     266,729       0.1%
                                                    -----------      ----
Total Industrials                                    70,646,554      12.9%
                                                    -----------      ----
Information Technology -- (18.5%)
#*  3D Systems Corp.                          1,866      46,818       0.0%
    Accenture P.L.C. Class A                 16,339   1,513,808       0.3%
    Activision Blizzard, Inc.                34,993     798,365       0.2%
*   Adobe Systems, Inc.                       4,702     357,634       0.1%
*   Akamai Technologies, Inc.                 3,515     259,337       0.1%
*   Alliance Data Systems Corp.               1,549     460,533       0.1%
    Altera Corp.                              4,995     208,192       0.0%
    Amdocs, Ltd.                              6,881     378,937       0.1%
    Amphenol Corp. Class A                    9,122     505,085       0.1%
    Analog Devices, Inc.                      8,270     511,417       0.1%
*   ANSYS, Inc.                               2,093     179,663       0.0%
*   AOL, Inc.                                   748      29,845       0.0%
    Apple, Inc.                             132,134  16,536,570       3.0%
    Applied Materials, Inc.                  17,152     339,438       0.1%
*   ARRIS Group, Inc.                        11,568     389,552       0.1%
*   Arrow Electronics, Inc.                   5,253     313,657       0.1%
*   Aspen Technology, Inc.                    1,797      79,769       0.0%
    Atmel Corp.                               4,379      33,193       0.0%
*   Autodesk, Inc.                            3,929     223,285       0.0%
    Automatic Data Processing, Inc.          11,156     943,128       0.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                            SHARES    VALUE+   OF NET ASSETS**
                                            ------- ---------- ---------------
Information Technology -- (Continued)
    Avago Technologies, Ltd.                  5,325 $  622,386       0.1%
    Avnet, Inc.                               6,558    279,568       0.1%
    Belden, Inc.                              1,400    117,530       0.0%
*   Blackhawk Network Holdings, Inc.
      Class B                                 1,128     41,409       0.0%
    Booz Allen Hamilton Holding Corp.         7,464    205,260       0.0%
    Broadcom Corp. Class A                    9,359    413,715       0.1%
    Broadridge Financial Solutions, Inc.      7,222    389,410       0.1%
    Brocade Communications Systems, Inc.     25,219    284,975       0.1%
    CA, Inc.                                 26,403    838,823       0.2%
#*  Cadence Design Systems, Inc.             11,643    217,142       0.0%
    CDK Global, Inc.                          2,809    134,607       0.0%
    CDW Corp.                                 9,862    377,912       0.1%
    Cisco Systems, Inc.                     128,291  3,698,630       0.7%
*   Citrix Systems, Inc.                      3,043    204,368       0.0%
*   Cognex Corp.                              2,700    121,203       0.0%
*   Cognizant Technology Solutions Corp.
      Class A                                12,554    734,911       0.1%
*   CommScope Holding Co., Inc.               6,411    189,189       0.0%
*   CommVault Systems, Inc.                     531     24,293       0.0%
    Computer Sciences Corp.                  10,529    678,594       0.1%
    Corning, Inc.                            26,359    551,694       0.1%
*   CoStar Group, Inc.                        1,074    219,558       0.0%
#*  Cree, Inc.                                1,600     50,688       0.0%
    Cypress Semiconductor Corp.               8,793    117,123       0.0%
    Dolby Laboratories, Inc. Class A          2,203     88,693       0.0%
    DST Systems, Inc.                         1,871    215,315       0.0%
*   eBay, Inc.                               22,494  1,310,500       0.2%
*   EchoStar Corp. Class A                    2,711    135,550       0.0%
*   Electronic Arts, Inc.                     8,869    515,200       0.1%
    EMC Corp.                                49,218  1,324,456       0.3%
#   Equinix, Inc.                             1,068    273,333       0.1%
*   F5 Networks, Inc.                         1,924    234,766       0.1%
*   Facebook, Inc. Class A                   23,651  1,862,989       0.3%
#   FactSet Research Systems, Inc.            1,978    311,317       0.1%
    FEI Co.                                     417     31,467       0.0%
    Fidelity National Information
      Services, Inc.                         16,968  1,060,330       0.2%
#*  FireEye, Inc.                             4,702    194,193       0.0%
*   First Solar, Inc.                         4,527    270,126       0.1%
*   Fiserv, Inc.                              6,997    542,967       0.1%
*   FleetCor Technologies, Inc.               1,092    175,692       0.0%
    FLIR Systems, Inc.                        7,415    229,049       0.1%
*   Fortinet, Inc.                            4,295    162,093       0.0%
*   Freescale Semiconductor, Ltd.             3,223    125,987       0.0%
*   Gartner, Inc.                             1,963    162,890       0.0%
*   Genpact, Ltd.                            12,657    276,682       0.1%
    Global Payments, Inc.                     4,406    441,834       0.1%
*   Google, Inc. Class A                      5,682  3,118,111       0.6%
*   Google, Inc. Class C                      5,760  3,094,953       0.6%
    Harris Corp.                              2,514    201,723       0.0%
    Hewlett-Packard Co.                      62,937  2,075,033       0.4%
*   HomeAway, Inc.                              883     24,680       0.0%
    IAC/InterActiveCorp                       4,433    309,512       0.1%
*   Informatica Corp.                         4,340    208,624       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
*   Ingram Micro, Inc. Class A                7,062 $   177,680       0.0%
    Intel Corp.                             171,411   5,579,428       1.0%
    International Business Machines Corp.    18,890   3,235,668       0.6%
    Intuit, Inc.                              6,786     680,839       0.1%
#*  IPG Photonics Corp.                       2,483     219,944       0.0%
    Jabil Circuit, Inc.                      10,153     228,646       0.0%
    Jack Henry & Associates, Inc.             4,628     307,808       0.1%
*   JDS Uniphase Corp.                        2,615      33,106       0.0%
    Juniper Networks, Inc.                   14,625     386,539       0.1%
*   Keysight Technologies, Inc.               3,226     107,942       0.0%
    KLA-Tencor Corp.                          5,337     313,816       0.1%
#*  Knowles Corp.                             1,194      22,889       0.0%
    Lam Research Corp.                        7,959     601,541       0.1%
    Leidos Holdings, Inc.                     1,862      77,534       0.0%
    Linear Technology Corp.                   5,035     232,265       0.1%
*   LinkedIn Corp. Class A                    1,008     254,147       0.1%
*   Manhattan Associates, Inc.                  400      21,024       0.0%
    Marvell Technology Group, Ltd.           20,903     292,851       0.1%
    MasterCard, Inc. Class A                 25,743   2,322,276       0.4%
    Maxim Integrated Products, Inc.           8,314     272,949       0.1%
    MAXIMUS, Inc.                             3,318     212,385       0.0%
#   Microchip Technology, Inc.                6,215     296,176       0.1%
*   Micron Technology, Inc.                  43,427   1,221,602       0.2%
    Microsoft Corp.                         218,082  10,607,508       1.9%
    Motorola Solutions, Inc.                  5,705     340,874       0.1%
    National Instruments Corp.                6,049     173,001       0.0%
*   NCR Corp.                                 7,890     216,502       0.0%
    NetApp, Inc.                             12,175     441,344       0.1%
#*  NetSuite, Inc.                              731      69,862       0.0%
#*  NeuStar, Inc. Class A                     1,135      34,050       0.0%
*   Nuance Communications, Inc.               9,149     140,254       0.0%
    NVIDIA Corp.                             21,649     480,500       0.1%
*   ON Semiconductor Corp.                   41,626     479,532       0.1%
    Oracle Corp.                             94,788   4,134,653       0.8%
#*  Palo Alto Networks, Inc.                    892     131,766       0.0%
    Paychex, Inc.                             9,084     439,575       0.1%
*   PTC, Inc.                                 5,060     194,000       0.0%
*   Qorvo, Inc.                               2,048     134,984       0.0%
    QUALCOMM, Inc.                           33,308   2,264,944       0.4%
*   Rackspace Hosting, Inc.                   4,562     245,892       0.1%
*   Red Hat, Inc.                             2,198     165,421       0.0%
*   Salesforce.com, Inc.                      6,206     451,921       0.1%
    SanDisk Corp.                             5,008     335,236       0.1%
    Science Applications International
      Corp.                                     695      34,820       0.0%
#   Seagate Technology P.L.C.                10,715     629,185       0.1%
*   ServiceNow, Inc.                          1,703     127,487       0.0%
    Skyworks Solutions, Inc.                  4,533     418,169       0.1%
*   SolarWinds, Inc.                          1,400      68,292       0.0%
    Solera Holdings, Inc.                     1,539      74,672       0.0%
*   Splunk, Inc.                                959      63,625       0.0%
    SS&C Technologies Holdings, Inc.          4,027     242,305       0.1%
#*  Stratasys, Ltd.                           1,541      57,710       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------ ------------ ---------------
Information Technology -- (Continued)
#*  SunEdison, Inc.                          4,824 $    122,144       0.0%
#*  SunPower Corp.                           5,210      167,710       0.0%
    Symantec Corp.                          39,200      977,060       0.2%
*   Synopsys, Inc.                           6,191      290,234       0.1%
*   Syntel, Inc.                             2,850      128,307       0.0%
*   Tableau Software, Inc. Class A           1,033      101,069       0.0%
    TE Connectivity, Ltd.                   11,250      748,687       0.1%
#*  Teradata Corp.                           7,422      326,494       0.1%
    Teradyne, Inc.                           9,722      177,426       0.0%
    Texas Instruments, Inc.                 27,581    1,495,166       0.3%
    Total System Services, Inc.              8,968      354,774       0.1%
*   Trimble Navigation, Ltd.                 3,287       83,588       0.0%
*   Twitter, Inc.                            3,119      121,516       0.0%
*   Tyler Technologies, Inc.                 1,300      158,535       0.0%
    Ubiquiti Networks, Inc.                    923       26,370       0.0%
#*  Ultimate Software Group, Inc. (The)      1,127      187,330       0.0%
*   Vantiv, Inc. Class A                     7,981      312,057       0.1%
*   VeriFone Systems, Inc.                   5,152      184,287       0.0%
#*  VeriSign, Inc.                           2,210      140,357       0.0%
    Visa, Inc. Class A                      38,344    2,532,621       0.5%
*   VMware, Inc. Class A                       804       70,832       0.0%
    Western Digital Corp.                    6,773      661,993       0.1%
#   Western Union Co. (The)                 10,641      215,799       0.0%
*   WEX, Inc.                                2,333      262,952       0.1%
#*  Workday, Inc. Class A                    1,215      110,820       0.0%
    Xerox Corp.                             53,449      614,663       0.1%
    Xilinx, Inc.                            10,155      440,321       0.1%
*   Yahoo!, Inc.                            17,798      757,572       0.1%
*   Yelp, Inc.                                 758       29,858       0.0%
*   Zebra Technologies Corp. Class A         2,229      205,246       0.0%
*   Zillow Group, Inc. Class A                 414       40,423       0.0%
*   Zynga, Inc. Class A                     11,278       27,631       0.0%
                                                   ------------      ----
Total Information Technology                        105,970,260      19.4%
                                                   ------------      ----
Materials -- (4.0%)
    Air Products & Chemicals, Inc.           5,445      780,976       0.1%
    Airgas, Inc.                             3,316      335,845       0.1%
    Albemarle Corp.                          2,968      177,190       0.0%
    Alcoa, Inc.                             45,834      615,092       0.1%
    Allegheny Technologies, Inc.             2,060       70,019       0.0%
    Aptargroup, Inc.                         4,701      291,791       0.1%
    Ashland, Inc.                            2,827      357,220       0.1%
    Avery Dennison Corp.                     6,794      377,678       0.1%
    Ball Corp.                               2,891      212,228       0.0%
    Bemis Co., Inc.                          8,764      394,380       0.1%
*   Berry Plastics Group, Inc.               5,774      197,586       0.0%
    Cabot Corp.                              1,074       45,903       0.0%
    Celanese Corp. Series A                  4,701      311,958       0.1%
    CF Industries Holdings, Inc.             3,747    1,077,150       0.2%
*   Crown Holdings, Inc.                     2,780      150,843       0.0%
    Cytec Industries, Inc.                   3,177      175,656       0.0%
    Domtar Corp.                               800       34,576       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Materials -- (Continued)
    Dow Chemical Co. (The)                   27,221 $ 1,388,271       0.3%
    Eagle Materials, Inc.                     1,436     119,748       0.0%
    Eastman Chemical Co.                     10,632     810,371       0.2%
    Ecolab, Inc.                              6,784     759,672       0.1%
    EI du Pont de Nemours & Co.              20,736   1,517,875       0.3%
    FMC Corp.                                 3,949     234,215       0.0%
    Freeport-McMoRan, Inc.                   17,543     408,226       0.1%
    Graphic Packaging Holding Co.            22,470     316,827       0.1%
    Huntsman Corp.                           11,997     276,531       0.1%
    International Flavors & Fragrances,
      Inc.                                    2,228     255,663       0.1%
    International Paper Co.                  14,276     766,907       0.1%
    LyondellBasell Industries NV Class A      7,530     779,506       0.1%
    Martin Marietta Materials, Inc.           1,868     266,470       0.1%
    MeadWestvaco Corp.                        7,538     367,854       0.1%
    Monsanto Co.                             12,604   1,436,352       0.3%
    Mosaic Co. (The)                         10,816     475,904       0.1%
#   NewMarket Corp.                             540     241,326       0.1%
    Newmont Mining Corp.                     20,152     533,827       0.1%
    Nucor Corp.                              14,805     723,372       0.1%
*   Owens-Illinois, Inc.                      5,872     140,400       0.0%
    Packaging Corp. of America                4,550     314,815       0.1%
*   Platform Specialty Products Corp.         2,532      68,212       0.0%
    PolyOne Corp.                             1,543      60,254       0.0%
    PPG Industries, Inc.                      2,641     585,140       0.1%
    Praxair, Inc.                             5,780     704,755       0.1%
    Reliance Steel & Aluminum Co.             1,983     128,340       0.0%
    Rock-Tenn Co. Class A                     8,602     541,754       0.1%
#   Royal Gold, Inc.                          2,737     176,619       0.0%
    RPM International, Inc.                   3,894     185,121       0.0%
    Scotts Miracle-Gro Co. (The) Class A      2,526     162,952       0.0%
    Sealed Air Corp.                          6,901     314,686       0.1%
    Sherwin-Williams Co. (The)                2,080     578,240       0.1%
    Sigma-Aldrich Corp.                       1,017     141,282       0.0%
    Sonoco Products Co.                       6,580     294,060       0.1%
#   Southern Copper Corp.                     4,414     143,808       0.0%
    Steel Dynamics, Inc.                      9,702     214,705       0.0%
    TimkenSteel Corp.                           919      26,826       0.0%
#   United States Steel Corp.                 4,809     115,512       0.0%
    Valspar Corp. (The)                       2,129     172,662       0.0%
    Vulcan Materials Co.                      6,552     560,327       0.1%
    Westlake Chemical Corp.                   1,482     115,566       0.0%
*   WR Grace & Co.                            1,679     162,393       0.0%
                                                    -----------       ---
Total Materials                                      23,193,437       4.2%
                                                    -----------       ---
Real Estate Investment Trusts -- (0.1%)
*   Communications Sales & Leasing, Inc.     10,832     325,833       0.1%
#   Iron Mountain, Inc.                       4,708     162,379       0.0%
    Lamar Advertising Co. Class A             1,414      81,955       0.0%
                                                    -----------       ---
Total Real Estate Investment Trusts                     570,167       0.1%
                                                    -----------       ---
Telecommunication Services -- (2.5%)
    AT&T, Inc.                              138,659   4,803,148       0.9%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Telecommunication Services -- (Continued)
    CenturyLink, Inc.                        19,667 $   707,225       0.1%
#   Frontier Communications Corp.            59,777     410,070       0.1%
*   Level 3 Communications, Inc.             11,626     650,358       0.1%
*   SBA Communications Corp. Class A          2,473     286,423       0.1%
#*  Sprint Corp.                              9,676      49,638       0.0%
*   T-Mobile US, Inc.                         7,297     248,390       0.0%
    Telephone & Data Systems, Inc.            1,594      42,576       0.0%
*   United States Cellular Corp.                389      14,366       0.0%
    Verizon Communications, Inc.            136,734   6,896,863       1.3%
*   Windstream Holdings, Inc.                 9,027     105,433       0.0%
                                                    -----------       ---
Total Telecommunication Services                     14,214,490       2.6%
                                                    -----------       ---
Utilities -- (2.5%)
    AES Corp.                                11,916     157,887       0.0%
    AGL Resources, Inc.                       4,869     244,765       0.1%
    Alliant Energy Corp.                      1,742     105,339       0.0%
    Ameren Corp.                              4,350     178,089       0.0%
    American Electric Power Co., Inc.        10,025     570,122       0.1%
    American Water Works Co., Inc.            3,954     215,572       0.0%
    Aqua America, Inc.                        5,809     155,797       0.0%
    Atmos Energy Corp.                        3,964     214,056       0.0%
*   Calpine Corp.                            28,881     629,895       0.1%
    CenterPoint Energy, Inc.                  7,392     155,010       0.0%
    CMS Energy Corp.                          5,573     189,092       0.0%
    Consolidated Edison, Inc.                 6,069     373,547       0.1%
    Dominion Resources, Inc.                 11,917     854,211       0.2%
    DTE Energy Co.                            3,694     294,153       0.1%
    Duke Energy Corp.                        13,901   1,078,301       0.2%
*   Dynegy, Inc.                              2,400      79,848       0.0%
    Edison International                      6,307     384,349       0.1%
    Entergy Corp.                             3,835     295,985       0.1%
    Eversource Energy                         6,349     309,577       0.1%
#   Exelon Corp.                             17,612     599,160       0.1%
    FirstEnergy Corp.                         7,164     257,259       0.1%
    Great Plains Energy, Inc.                 6,212     162,630       0.0%
    Integrys Energy Group, Inc.                 749      54,752       0.0%
    ITC Holdings Corp.                        6,249     224,964       0.1%
    MDU Resources Group, Inc.                 1,812      40,390       0.0%
#   National Fuel Gas Co.                     2,512     161,898       0.0%
    NextEra Energy, Inc.                      8,967     905,039       0.2%
    NiSource, Inc.                            6,567     285,139       0.1%
    NRG Energy, Inc.                          6,647     167,770       0.0%
#   NRG Yield, Inc. Class A                   1,335      65,682       0.0%
    OGE Energy Corp.                          3,845     125,655       0.0%
    ONE Gas, Inc.                               692      29,043       0.0%
    Pepco Holdings, Inc.                      3,375      87,683       0.0%
    PG&E Corp.                                9,683     512,424       0.1%
    Pinnacle West Capital Corp.               2,489     152,327       0.0%
    PPL Corp.                                13,874     472,132       0.1%
    Public Service Enterprise Group, Inc.    10,620     441,155       0.1%
    Questar Corp.                             6,715     157,400       0.0%
#   SCANA Corp.                               2,893     153,271       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                        --------- ------------ ---------------
Utilities -- (Continued)
       Sempra Energy                        4,818 $    511,527        0.1%
       Southern Co. (The)                  17,182      761,163        0.1%
       TECO Energy, Inc.                    9,179      173,942        0.0%
       UGI Corp.                           12,038      419,043        0.1%
       Vectren Corp.                        3,008      129,855        0.0%
#      Westar Energy, Inc.                  5,445      205,004        0.0%
#      Wisconsin Energy Corp.               4,403      216,275        0.1%
       Xcel Energy, Inc.                   10,041      340,490        0.1%
                                                  ------------      -----
Total Utilities                                     14,298,667        2.6%
                                                  ------------      -----
TOTAL COMMON STOCKS                                546,306,543       99.8%
                                                  ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Community Health Systems, Inc.
         Rights 01/04/16                    4,045           65        0.0%
(o)#*  Safeway Casa Ley Contingent
         Value Rights                       6,868        6,971        0.0%
(o)#*  Safeway PDC, LLC Contingent
         Value Rights                       6,868          335        0.0%
                                                  ------------      -----
TOTAL RIGHTS/WARRANTS                                    7,371        0.0%
                                                  ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
       State Street Institutional
         Liquid Reserves, 0.098%        1,676,105    1,676,105        0.3%
                                                  ------------      -----
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@   DFA Short Term Investment Fund   2,017,068   23,337,472        4.3%
                                                  ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $522,587,464) $571,327,491      104.4%
                                                  ============      =====

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary         $ 81,494,038          --   --    $ 81,494,038
   Consumer Staples                 47,802,722          --   --      47,802,722
   Energy                           38,850,533          --   --      38,850,533
   Financials                       75,164,899          --   --      75,164,899
   Health Care                      74,100,776          --   --      74,100,776
   Industrials                      70,646,554          --   --      70,646,554
   Information Technology          105,970,260          --   --     105,970,260
   Materials                        23,193,437          --   --      23,193,437
   Real Estate Investment Trusts       570,167          --   --         570,167
   Telecommunication Services       14,214,490          --   --      14,214,490
   Utilities                        14,298,667          --   --      14,298,667
Rights/Warrants                             -- $     7,371   --           7,371
Temporary Cash Investments           1,676,105          --   --       1,676,105
Securities Lending Collateral               --  23,337,472   --      23,337,472
                                  ------------ -----------   --    ------------
TOTAL                             $547,982,648 $23,344,843   --    $571,327,491
                                  ============ ===========   ==    ============

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (85.2%)

Consumer Discretionary -- (12.4%)
*   1-800-Flowers.com, Inc. Class A         193,518 $ 2,045,485       0.0%
    A. H. Belo Corp. Class A                 96,709     646,983       0.0%
    Aaron's, Inc.                           324,724  11,040,616       0.2%
#   Abercrombie & Fitch Co. Class A         174,592   3,924,828       0.1%
*   AG&E Holdings, Inc.                      10,778       8,299       0.0%
*   Ambassadors Group, Inc.                   7,665      21,999       0.0%
    AMCON Distributing Co.                      850      67,278       0.0%
#*  America's Car-Mart, Inc.                 54,670   2,806,758       0.1%
#   American Eagle Outfitters, Inc.         697,535  11,097,782       0.2%
#*  American Public Education, Inc.          72,477   2,021,384       0.0%
*   Apollo Education Group, Inc. Class A     78,575   1,318,881       0.0%
    Arctic Cat, Inc.                         52,515   1,863,757       0.0%
    Ark Restaurants Corp.                    11,690     286,288       0.0%
*   Ascena Retail Group, Inc.                93,796   1,406,002       0.0%
#*  Ascent Capital Group, Inc. Class A       61,337   2,455,933       0.0%
*   Ballantyne Strong, Inc.                  68,354     319,897       0.0%
#*  Barnes & Noble, Inc.                    321,067   7,031,367       0.1%
    Bassett Furniture Industries, Inc.       51,875   1,463,912       0.0%
    Beasley Broadcast Group, Inc. Class A    15,520      75,272       0.0%
#   bebe stores, Inc.                       430,654   1,425,465       0.0%
#*  Belmond, Ltd. Class A                   488,063   6,012,936       0.1%
    Big 5 Sporting Goods Corp.              114,346   1,559,679       0.0%
*   Biglari Holdings, Inc.                    9,616   3,514,744       0.1%
#*  BJ's Restaurants, Inc.                  108,525   5,078,970       0.1%
#   Bob Evans Farms, Inc.                    88,421   3,803,871       0.1%
*   Books-A-Million, Inc.                    53,259     152,853       0.0%
    Bowl America, Inc. Class A               14,589     212,416       0.0%
*   Bravo Brio Restaurant Group, Inc.        62,987     927,799       0.0%
#*  Bridgepoint Education, Inc.             103,777     910,124       0.0%
*   Bright Horizons Family Solutions, Inc.   36,867   1,853,673       0.0%
    Brown Shoe Co., Inc.                    223,020   6,623,694       0.1%
*   Build-A-Bear Workshop, Inc.             110,392   2,034,525       0.0%
#*  Cabela's, Inc.                           60,734   3,203,111       0.1%
#   Callaway Golf Co.                       344,701   3,336,706       0.1%
*   Cambium Learning Group, Inc.             40,900     121,064       0.0%
*   Canterbury Park Holding Corp.             9,680     100,188       0.0%
#*  Career Education Corp.                  315,871   1,326,658       0.0%
*   Carmike Cinemas, Inc.                    31,012     935,942       0.0%
#   Carriage Services, Inc.                 102,451   2,421,942       0.0%
*   Carrols Restaurant Group, Inc.          150,587   1,361,306       0.0%
#   Cato Corp. (The) Class A                 90,758   3,570,420       0.1%
*   Cavco Industries, Inc.                   36,426   2,388,453       0.0%
#*  Central European Media Enterprises,
      Ltd. Class A                           60,346     165,952       0.0%
#*  Charles & Colvard, Ltd.                  35,582      45,545       0.0%
#   Chico's FAS, Inc.                       736,322  12,414,389       0.2%
#   Children's Place, Inc. (The)            101,994   6,186,956       0.1%
*   Christopher & Banks Corp.               116,707     693,240       0.0%
    Churchill Downs, Inc.                    71,385   8,506,950       0.1%
*   Citi Trends, Inc.                        74,147   1,689,069       0.0%
*   Coast Distribution System, Inc. (The)     1,305       4,763       0.0%
#   Collectors Universe, Inc.                 1,779      40,970       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Columbia Sportswear Co.                 110,068 $ 6,901,264       0.1%
#*  Conn's, Inc.                            100,646   2,815,069       0.1%
#   Cooper Tire & Rubber Co.                275,526  11,707,100       0.2%
#*  Cooper-Standard Holding, Inc.             3,181     194,105       0.0%
    Core-Mark Holding Co., Inc.             124,712   6,573,570       0.1%
#*  Crocs, Inc.                             353,644   4,668,101       0.1%
*   Crown Media Holdings, Inc. Class A      139,913     524,674       0.0%
    CSS Industries, Inc.                     17,513     496,318       0.0%
    Culp, Inc.                               41,751   1,079,263       0.0%
#*  Cumulus Media, Inc. Class A             536,761   1,223,815       0.0%
    Darden Restaurants, Inc.                240,585  15,342,105       0.2%
*   Del Frisco's Restaurant Group, Inc.      55,225   1,113,888       0.0%
#*  Delta Apparel, Inc.                      33,047     405,487       0.0%
    Destination Maternity Corp.               8,294      97,786       0.0%
#*  Destination XL Group, Inc.              200,407     975,982       0.0%
    DeVry Education Group, Inc.             260,513   7,877,913       0.1%
    Dillard's, Inc. Class A                 211,147  27,784,834       0.4%
    DineEquity, Inc.                         84,469   8,145,346       0.1%
#*  Dixie Group, Inc. (The)                  43,476     427,369       0.0%
    Dover Motorsports, Inc.                  16,790      40,968       0.0%
#*  DreamWorks Animation SKG, Inc. Class A  267,493   6,970,868       0.1%
    Educational Development Corp.             2,346       9,924       0.0%
*   Eldorado Resorts, Inc.                   27,750     195,638       0.0%
    Emerson Radio Corp.                      89,291     124,114       0.0%
*   Emmis Communications Corp. Class A       15,418      20,814       0.0%
#*  Entercom Communications Corp. Class A    61,083     725,666       0.0%
    Escalade, Inc.                            9,081     163,367       0.0%
#   Ethan Allen Interiors, Inc.             138,383   3,351,636       0.1%
*   EVINE Live, Inc.                         57,166     340,709       0.0%
    EW Scripps Co. (The) Class A            414,326   9,649,653       0.2%
*   Express, Inc.                            72,827   1,187,080       0.0%
#*  Federal-Mogul Holdings Corp.            215,656   2,781,962       0.1%
    Finish Line, Inc. (The) Class A         219,080   5,374,032       0.1%
#   Flanigan's Enterprises, Inc.              2,074      60,312       0.0%
    Flexsteel Industries, Inc.               26,928     969,677       0.0%
#   Fred's, Inc. Class A                    187,847   3,168,979       0.1%
    Frisch's Restaurants, Inc.               11,626     332,097       0.0%
#*  FTD Cos., Inc.                          129,062   3,683,429       0.1%
#*  Fuel Systems Solutions, Inc.             94,401   1,047,851       0.0%
#*  G-III Apparel Group, Ltd.                66,973   7,446,058       0.1%
#*  Gaiam, Inc. Class A                      49,050     321,768       0.0%
#   GameStop Corp. Class A                  635,798  24,503,655       0.4%
#*  Gaming Partners International Corp.      17,120     189,690       0.0%
    Gannett Co., Inc.                       423,087  14,520,346       0.2%
*   Geeknet, Inc.                               560       5,040       0.0%
*   Genesco, Inc.                           104,835   7,085,798       0.1%
    Goodyear Tire & Rubber Co. (The)        630,681  17,889,267       0.3%
    Graham Holdings Co. Class B              31,543  32,266,281       0.5%
*   Gray Television, Inc.                   333,110   4,417,039       0.1%
#   Group 1 Automotive, Inc.                165,440  13,066,451       0.2%
#   Guess?, Inc.                            162,611   2,977,407       0.1%
    Harte-Hanks, Inc.                       247,766   1,682,331       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Haverty Furniture Cos., Inc.            106,089 $ 2,276,670       0.0%
    Haverty Furniture Cos., Inc. Class A        844      18,146       0.0%
*   Helen of Troy, Ltd.                     162,968  14,277,626       0.2%
#*  Hemisphere Media Group, Inc.              1,861      23,523       0.0%
#*  hhgregg, Inc.                           125,798     719,565       0.0%
    Hooker Furniture Corp.                   54,414   1,384,836       0.0%
#*  Houghton Mifflin Harcourt Co.            45,075   1,030,414       0.0%
#*  Iconix Brand Group, Inc.                354,283   9,321,186       0.2%
*   Insignia Systems, Inc.                    3,334       9,969       0.0%
#   International Speedway Corp. Class A    128,222   4,662,152       0.1%
#   Interval Leisure Group, Inc.             17,431     432,114       0.0%
*   Isle of Capri Casinos, Inc.             130,563   1,856,606       0.0%
#*  JAKKS Pacific, Inc.                      54,360     362,581       0.0%
#*  JC Penney Co., Inc.                     138,300   1,147,890       0.0%
    John Wiley & Sons, Inc. Class A          31,827   1,810,320       0.0%
    Johnson Outdoors, Inc. Class A           30,269     953,474       0.0%
*   Journal Media Group, Inc.               124,231   1,154,106       0.0%
*   K12, Inc.                                74,660   1,207,252       0.0%
#   KB Home                                  47,947     694,752       0.0%
#*  Kirkland's, Inc.                         89,444   2,123,401       0.0%
    La-Z-Boy, Inc.                          254,916   6,681,348       0.1%
#*  Lakeland Industries, Inc.                27,527     253,799       0.0%
#*  Lands' End, Inc.                          2,034      59,759       0.0%
#*  LeapFrog Enterprises, Inc.               80,035     180,879       0.0%
    Lear Corp.                              264,536  29,371,432       0.5%
#*  Lee Enterprises, Inc.                     2,740       8,220       0.0%
    Lennar Corp. Class B                     57,222   2,090,320       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                               132,817   3,945,993       0.1%
*   Liberty Ventures Series A                17,931     747,364       0.0%
*   Life Time Fitness, Inc.                 183,916  13,149,994       0.2%
#   Lifetime Brands, Inc.                    58,138     845,908       0.0%
    Lincoln Educational Services Corp.       38,993      85,785       0.0%
*   Live Nation Entertainment, Inc.         803,293  20,130,523       0.3%
*   Loral Space & Communications, Inc.       34,834   2,403,546       0.0%
*   Luby's, Inc.                            122,762     650,639       0.0%
#*  M/I Homes, Inc.                         114,247   2,577,412       0.1%
#*  Madison Square Garden Co. (The) Class A 196,427  15,773,088       0.3%
    Marcus Corp. (The)                      106,855   2,069,781       0.0%
#*  MarineMax, Inc.                         133,003   2,936,706       0.1%
#   Marriott Vacations Worldwide Corp.      154,340  12,688,291       0.2%
#*  McClatchy Co. (The) Class A             204,980     284,922       0.0%
#   MDC Holdings, Inc.                      230,584   6,188,875       0.1%
#*  Media General, Inc.                     508,067   8,581,252       0.1%
    Men's Wearhouse, Inc. (The)             276,271  15,634,176       0.3%
#   Meredith Corp.                          178,981   9,314,171       0.2%
#*  Meritage Homes Corp.                    166,887   7,137,757       0.1%
*   Modine Manufacturing Co.                222,393   2,733,210       0.1%
*   Monarch Casino & Resort, Inc.            41,176     753,521       0.0%
#*  Motorcar Parts of America, Inc.          81,132   2,371,488       0.0%
    Movado Group, Inc.                       87,835   2,571,809       0.1%
*   Murphy USA, Inc.                         43,963   2,872,103       0.1%
    NACCO Industries, Inc. Class A           33,768   1,653,957       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   New York & Co., Inc.                    198,583 $   502,415       0.0%
#   New York Times Co. (The) Class A        631,538   8,456,294       0.1%
#*  Office Depot, Inc.                    1,469,615  13,549,850       0.2%
*   P&F Industries, Inc. Class A              1,458       9,477       0.0%
#*  Pacific Sunwear of California, Inc.     106,313     223,257       0.0%
    Penske Automotive Group, Inc.           431,677  21,070,154       0.3%
#*  Pep Boys-Manny, Moe & Jack (The)        274,328   2,512,844       0.0%
*   Perfumania Holdings, Inc.                13,797      75,332       0.0%
#*  Perry Ellis International, Inc.          82,106   1,963,976       0.0%
*   Pinnacle Entertainment, Inc.             54,873   2,017,131       0.0%
    PulteGroup, Inc.                        839,303  16,198,548       0.3%
#*  Quiksilver, Inc.                        733,047   1,216,858       0.0%
#*  Radio One, Inc. Class D                  26,961      96,251       0.0%
*   RCI Hospitality Holdings, Inc.           50,022     569,751       0.0%
*   Reading International, Inc. Class A      21,974     292,694       0.0%
*   Red Lion Hotels Corp.                    90,325     632,275       0.0%
*   Red Robin Gourmet Burgers, Inc.          36,333   2,728,245       0.1%
*   Regis Corp.                             298,372   4,929,105       0.1%
    Remy International, Inc.                  8,070     179,558       0.0%
#   Rent-A-Center, Inc.                     325,902   9,646,699       0.2%
    Rocky Brands, Inc.                       35,385     794,039       0.0%
#*  Ruby Tuesday, Inc.                      337,423   2,456,439       0.0%
#   Ryland Group, Inc. (The)                208,766   8,605,335       0.1%
#   Saga Communications, Inc. Class A        16,461     658,275       0.0%
#   Salem Media Group, Inc. Class A          32,651     159,337       0.0%
#   Scholastic Corp.                        150,930   6,133,795       0.1%
#   SeaWorld Entertainment, Inc.            135,427   2,871,052       0.1%
    Service Corp. International             974,502  26,974,215       0.4%
#*  Shiloh Industries, Inc.                  58,393     679,111       0.0%
    Shoe Carnival, Inc.                     103,151   2,693,273       0.1%
#*  Shutterfly, Inc.                        109,146   4,885,375       0.1%
#*  Sizmek, Inc.                            139,574     971,435       0.0%
#*  Skechers U.S.A., Inc. Class A           268,478  24,141,542       0.4%
*   Skullcandy, Inc.                        134,014   1,448,691       0.0%
*   Skyline Corp.                            27,646      98,973       0.0%
#   Sonic Automotive, Inc. Class A          196,388   4,585,660       0.1%
*   Spanish Broadcasting System, Inc.
      Class A                                16,642     103,180       0.0%
    Spartan Motors, Inc.                    157,816     743,313       0.0%
#   Speedway Motorsports, Inc.              190,470   4,361,763       0.1%
    Stage Stores, Inc.                      175,507   3,389,040       0.1%
    Standard Motor Products, Inc.           160,707   6,074,725       0.1%
#*  Standard Pacific Corp.                  878,280   7,114,068       0.1%
*   Stanley Furniture Co., Inc.              49,285     132,577       0.0%
    Stein Mart, Inc.                        215,776   2,552,630       0.0%
*   Steiner Leisure, Ltd.                    13,989     674,829       0.0%
*   Stoneridge, Inc.                        119,120   1,434,205       0.0%
#   Strattec Security Corp.                  13,978   1,049,328       0.0%
#   Superior Industries International,
      Inc.                                  152,418   2,834,975       0.1%
    Superior Uniform Group, Inc.             24,400     414,800       0.0%
    Sypris Solutions, Inc.                   58,417      89,378       0.0%
#*  Systemax, Inc.                           66,689     696,900       0.0%
    Tandy Leather Factory, Inc.              74,640     632,201       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Tilly's, Inc. Class A                   44,130 $    588,694       0.0%
    Time, Inc.                             408,292    9,321,306       0.2%
#*  Toll Brothers, Inc.                    559,432   19,882,213       0.3%
*   Trans World Entertainment Corp.         56,939      214,091       0.0%
#*  TRI Pointe Homes, Inc.                 272,972    3,898,040       0.1%
#*  Tuesday Morning Corp.                  161,760    2,559,043       0.0%
*   Unifi, Inc.                             96,247    3,396,557       0.1%
*   Universal Electronics, Inc.             74,726    4,030,720       0.1%
    Universal Technical Institute, Inc.     18,336      154,939       0.0%
    Value Line, Inc.                         1,421       20,533       0.0%
*   Vista Outdoor, Inc.                    164,121    7,181,935       0.1%
#*  Vitamin Shoppe, Inc.                   145,486    6,092,954       0.1%
#*  VOXX International Corp.               103,004      981,628       0.0%
#   Wendy's Co. (The)                    2,361,897   23,902,398       0.4%
*   West Marine, Inc.                      115,748    1,163,267       0.0%
    Weyco Group, Inc.                       21,410      610,185       0.0%
#*  William Lyon Homes Class A              43,060      932,249       0.0%
#   Wolverine World Wide, Inc.             376,695   11,575,837       0.2%
*   Zagg, Inc.                              63,963      532,812       0.0%
#*  Zumiez, Inc.                            87,029    2,759,690       0.1%
                                                   ------------      ----
Total Consumer Discretionary                        926,789,865      14.5%
                                                   ------------      ----
Consumer Staples -- (2.5%)
#   Alico, Inc.                             17,530      819,878       0.0%
*   Alliance One International, Inc.       403,610      532,765       0.0%
    Andersons, Inc. (The)                  169,476    7,234,930       0.1%
#*  Boulder Brands, Inc.                   258,188    2,463,113       0.1%
*   Bridgford Foods Corp.                    1,048        8,305       0.0%
#   Cal-Maine Foods, Inc.                   86,038    3,846,759       0.1%
    Casey's General Stores, Inc.           103,103    8,473,004       0.1%
*   CCA Industries, Inc.                    24,286       75,044       0.0%
*   Central Garden & Pet Co.                79,373      734,597       0.0%
#*  Central Garden and Pet Co. Class A     193,017    1,891,567       0.0%
#   Coca-Cola Bottling Co. Consolidated     21,339    2,411,307       0.0%
#*  Craft Brew Alliance, Inc.               73,131      961,673       0.0%
*   Darling Ingredients, Inc.              337,487    4,610,072       0.1%
#   Dean Foods Co.                         446,432    7,254,520       0.1%
*   Diamond Foods, Inc.                    114,797    3,218,908       0.1%
    Energizer Holdings, Inc.                60,539    8,270,838       0.1%
#*  Farmer Bros Co.                          4,583      114,254       0.0%
#   Fresh Del Monte Produce, Inc.          310,620   11,471,197       0.2%
    Golden Enterprises, Inc.                17,103       68,925       0.0%
*   HRG Group, Inc.                         16,822      210,780       0.0%
    Ingles Markets, Inc. Class A            65,252    2,731,449       0.1%
    Ingredion, Inc.                        343,934   27,308,360       0.4%
#   Inter Parfums, Inc.                    114,899    3,467,652       0.1%
#   John B. Sanfilippo & Son, Inc.          40,022    2,081,544       0.0%
#*  Landec Corp.                           140,041    1,989,983       0.0%
    Limoneira Co.                           16,887      387,388       0.0%
*   Mannatech, Inc.                          5,132       99,099       0.0%
#   MGP Ingredients, Inc.                   58,272      818,139       0.0%
#*  Natural Alternatives International,
      Inc.                                  18,397      103,391       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Nutraceutical International Corp.     57,498 $  1,121,211       0.0%
#   Oil-Dri Corp. of America              20,822      683,378       0.0%
#*  Omega Protein Corp.                  111,384    1,423,487       0.0%
#   Orchids Paper Products Co.            28,300      608,167       0.0%
#   Pilgrim's Pride Corp.                133,850    3,306,095       0.1%
    Pinnacle Foods, Inc.                 530,218   21,500,340       0.3%
#*  Post Holdings, Inc.                  248,739   11,675,809       0.2%
#*  Reliv International, Inc.                600          672       0.0%
#   Sanderson Farms, Inc.                 97,014    7,287,692       0.1%
*   Seaboard Corp.                         1,712    6,163,200       0.1%
*   Seneca Foods Corp. Class A            35,712    1,029,220       0.0%
*   Seneca Foods Corp. Class B               189        6,228       0.0%
#   Snyder's-Lance, Inc.                 181,626    5,363,416       0.1%
    SpartanNash Co.                      194,311    5,862,363       0.1%
    Spectrum Brands Holdings, Inc.        24,832    2,270,390       0.0%
*   TreeHouse Foods, Inc.                 37,966    3,085,117       0.1%
#   Universal Corp.                      123,817    5,823,113       0.1%
    Village Super Market, Inc. Class A    21,275      679,311       0.0%
    Weis Markets, Inc.                    83,400    3,698,790       0.1%
                                                 ------------       ---
Total Consumer Staples                            185,247,440       2.9%
                                                 ------------       ---
Energy -- (5.8%)
    Adams Resources & Energy, Inc.        17,359      808,929       0.0%
#   Alon USA Energy, Inc.                303,431    4,882,205       0.1%
#*  Alpha Natural Resources, Inc.        892,648      723,045       0.0%
#*  Approach Resources, Inc.              87,580      768,077       0.0%
#*  Arch Coal, Inc.                      213,195      207,695       0.0%
#   Atwood Oceanics, Inc.                 95,196    3,177,642       0.1%
*   Barnwell Industries, Inc.             21,188       65,259       0.0%
#*  Basic Energy Services, Inc.          241,952    2,465,491       0.0%
#*  Bill Barrett Corp.                   259,577    3,011,093       0.1%
*   Bonanza Creek Energy, Inc.           154,606    4,260,941       0.1%
#   Bristow Group, Inc.                  161,348   10,024,551       0.2%
#*  C&J Energy Services, Ltd.            220,342    3,844,968       0.1%
#*  Callon Petroleum Co.                 204,561    1,828,775       0.0%
#*  Carrizo Oil & Gas, Inc.              131,837    7,347,276       0.1%
#*  Clayton Williams Energy, Inc.         34,711    1,932,361       0.0%
#*  Cloud Peak Energy, Inc.              235,990    1,531,575       0.0%
#   Comstock Resources, Inc.             277,161    1,488,355       0.0%
#*  Contango Oil & Gas Co.                41,352    1,036,695       0.0%
#   CVR Energy, Inc.                      85,906    3,439,676       0.1%
*   Dawson Geophysical Co.                95,190      541,631       0.0%
    Delek US Holdings, Inc.              269,531    9,951,085       0.2%
#   Denbury Resources, Inc.              896,480    7,897,989       0.1%
#   DHT Holdings, Inc.                   131,118    1,048,944       0.0%
#   Diamond Offshore Drilling, Inc.      299,972   10,040,063       0.2%
#*  Emerald Oil, Inc.                    121,361       77,671       0.0%
#   Energy XXI, Ltd.                     207,749      907,863       0.0%
*   ENGlobal Corp.                        46,727       75,698       0.0%
#   EnLink Midstream LLC                 106,201    3,732,965       0.1%
*   Era Group, Inc.                      102,587    2,275,380       0.0%
    Exterran Holdings, Inc.              371,091   13,756,343       0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
Energy -- (Continued)
*   Forum Energy Technologies, Inc.         60,043 $ 1,396,600       0.0%
#   GasLog, Ltd.                           257,234   5,733,746       0.1%
#*  Gastar Exploration, Inc.               242,406     879,934       0.0%
#   Green Plains, Inc.                     181,915   5,664,833       0.1%
#   Gulf Island Fabrication, Inc.           73,674     971,760       0.0%
#   Gulfmark Offshore, Inc. Class A        154,301   2,316,058       0.0%
#*  Halcon Resources Corp.                 245,900     366,391       0.0%
#   Hallador Energy Co.                      4,605      52,911       0.0%
#*  Harvest Natural Resources, Inc.        162,017     103,723       0.0%
*   Helix Energy Solutions Group, Inc.     568,915   9,375,719       0.2%
#*  Hercules Offshore, Inc.                672,792     541,665       0.0%
*   HKN, Inc.                                1,137      56,850       0.0%
    HollyFrontier Corp.                    209,535   8,125,767       0.1%
#*  Hornbeck Offshore Services, Inc.       193,454   4,420,424       0.1%
#*  ION Geophysical Corp.                  244,434     557,310       0.0%
#*  Key Energy Services, Inc.              537,341   1,311,112       0.0%
#*  Matador Resources Co.                  255,774   7,090,055       0.1%
*   Matrix Service Co.                     143,815   3,159,616       0.1%
#*  McDermott International, Inc.          371,819   1,952,050       0.0%
*   Mexco Energy Corp.                       3,247      17,095       0.0%
#*  Mitcham Industries, Inc.                57,917     283,793       0.0%
    Nabors Industries, Ltd.              1,097,257  18,324,192       0.3%
*   Natural Gas Services Group, Inc.        61,745   1,565,236       0.0%
*   Newfield Exploration Co.               617,097  24,214,886       0.4%
*   Newpark Resources, Inc.                524,786   5,384,304       0.1%
#   Noble Corp. P.L.C.                     626,915  10,851,899       0.2%
#   Nordic American Tankers, Ltd.            3,000      36,690       0.0%
#*  Northern Oil and Gas, Inc.             214,370   1,895,031       0.0%
#*  Nuverra Environmental Solutions,
      Inc.                                  25,263     102,568       0.0%
#*  Oasis Petroleum, Inc.                  183,692   3,295,434       0.1%
#*  Oil States International, Inc.         105,139   5,003,565       0.1%
#*  Overseas Shipholding Group, Inc.       142,039     481,512       0.0%
#*  Pacific Drilling SA                     33,011     154,161       0.0%
#   Panhandle Oil and Gas, Inc. Class A      9,108     207,662       0.0%
#*  Parker Drilling Co.                    658,047   2,467,676       0.0%
#   Patterson-UTI Energy, Inc.             740,622  16,552,902       0.3%
#   PBF Energy, Inc. Class A               399,957  11,350,780       0.2%
#*  PDC Energy, Inc.                        23,338   1,324,198       0.0%
#   Peabody Energy Corp.                   433,558   2,050,729       0.0%
#*  Penn Virginia Corp.                    369,181   2,466,129       0.0%
#*  PetroQuest Energy, Inc.                  3,108       8,329       0.0%
#*  PHI, Inc. Non-Voting                    63,165   1,978,959       0.0%
*   Pioneer Energy Services Corp.          336,370   2,505,957       0.0%
*   PrimeEnergy Corp.                          148       8,784       0.0%
    QEP Resources, Inc.                    445,837  10,031,333       0.2%
#*  Renewable Energy Group, Inc.           123,560   1,137,988       0.0%
#*  Rex Energy Corp.                       399,863   1,999,315       0.0%
#*  Rosetta Resources, Inc.                177,721   4,057,370       0.1%
#   Rowan Cos. P.L.C. Class A              691,059  14,643,540       0.2%
*   RSP Permian, Inc.                       50,758   1,472,997       0.0%
#*  SandRidge Energy, Inc.                 822,466   1,554,461       0.0%
#   Scorpio Tankers, Inc.                  754,402   7,046,115       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------- ------------ ---------------
Energy -- (Continued)
#*  SEACOR Holdings, Inc.                106,689 $  7,752,023       0.1%
    SemGroup Corp. Class A                37,909    3,191,559       0.1%
#*  Seventy Seven Energy, Inc.            59,580      302,071       0.0%
#   Ship Finance International, Ltd.     271,698    4,281,960       0.1%
    SM Energy Co.                        164,815    9,554,326       0.2%
#*  Steel Excel, Inc.                     41,689      835,864       0.0%
#*  Stone Energy Corp.                   232,879    3,975,245       0.1%
#   Superior Energy Services, Inc.       633,713   16,159,681       0.3%
#*  Swift Energy Co.                     231,376      698,756       0.0%
    Teekay Tankers, Ltd. Class A          94,728      596,786       0.0%
#   Tesco Corp.                          120,771    1,553,115       0.0%
    Tesoro Corp.                         237,998   20,427,368       0.3%
*   TETRA Technologies, Inc.             418,348    3,020,473       0.1%
#   Tidewater, Inc.                      305,591    8,461,815       0.1%
#*  Triangle Petroleum Corp.             348,017    2,077,661       0.0%
#*  Unit Corp.                           226,934    7,906,381       0.1%
*   Vaalco Energy, Inc.                  266,869      659,166       0.0%
#   W&T Offshore, Inc.                   227,750    1,464,433       0.0%
#*  Warren Resources, Inc.               280,434      302,869       0.0%
#   Western Refining, Inc.               451,827   19,902,979       0.3%
*   Whiting Petroleum Corp.               80,342    3,045,765       0.1%
*   Willbros Group, Inc.                 320,389      800,973       0.0%
    World Fuel Services Corp.             13,368      741,924       0.0%
#*  WPX Energy, Inc.                     548,538    7,542,398       0.1%
                                                 ------------       ---
Total Energy                                      436,957,946       6.8%
                                                 ------------       ---
Financials -- (22.8%)
*   1st Constitution Bancorp               1,012       11,476       0.0%
#   1st Source Corp.                      99,105    3,084,148       0.1%
    Access National Corp.                 18,017      340,521       0.0%
#   Alexander & Baldwin, Inc.            233,422    9,448,923       0.2%
*   Alleghany Corp.                       48,148   22,799,041       0.4%
    Alliance Bancorp, Inc. of
      Pennsylvania                         1,413       29,461       0.0%
    Allied World Assurance Co. Holdings
      AG                                 518,010   21,310,931       0.3%
#*  Ambac Financial Group, Inc.          192,558    4,430,760       0.1%
    American Equity Investment Life
      Holding Co.                        367,818    9,912,695       0.2%
    American Financial Group, Inc.       465,774   29,436,917       0.5%
*   American Independence Corp.              360        3,661       0.0%
#   American National Bankshares, Inc.    22,941      516,402       0.0%
    American National Insurance Co.       48,985    4,901,439       0.1%
*   American River Bankshares              7,244       70,629       0.0%
    Ameris Bancorp                       124,307    3,106,432       0.1%
    AMERISAFE, Inc.                      105,756    4,779,114       0.1%
    AmeriServ Financial, Inc.             36,909      118,478       0.0%
#   Amtrust Financial Services, Inc.      28,912    1,719,397       0.0%
*   Anchor Bancorp, Inc.                   1,550       34,139       0.0%
#*  Arch Capital Group, Ltd.             353,598   21,456,327       0.3%
    Argo Group International Holdings,
      Ltd.                               176,842    8,663,490       0.1%
#   Arrow Financial Corp.                  1,561       40,680       0.0%
    Aspen Insurance Holdings, Ltd.       389,738   18,212,457       0.3%
#   Associated Banc-Corp                 716,190   13,471,534       0.2%
    Assurant, Inc.                       471,974   29,007,522       0.5%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Financials -- (Continued)
    Assured Guaranty, Ltd.               761,442 $19,789,878       0.3%
*   Asta Funding, Inc.                    60,415     507,486       0.0%
    Astoria Financial Corp.              508,927   6,702,569       0.1%
    Atlantic American Corp.                  864       3,421       0.0%
#*  Atlantic Coast Financial Corp.         7,633      31,982       0.0%
#*  Atlanticus Holdings Corp.             66,128     181,852       0.0%
    Auburn National Bancorporation, Inc.     692      17,165       0.0%
#*  AV Homes, Inc.                        44,952     709,343       0.0%
    Axis Capital Holdings, Ltd.          606,646  31,581,991       0.5%
    Baldwin & Lyons, Inc. Class A            453      10,800       0.0%
    Baldwin & Lyons, Inc. Class B         23,954     543,516       0.0%
#   Banc of California, Inc.              24,903     308,797       0.0%
#   Bancfirst Corp.                       35,471   2,047,386       0.0%
    Bancorp of New Jersey, Inc.              500       5,700       0.0%
#*  Bancorp, Inc. (The)                  179,171   1,745,126       0.0%
#   BancorpSouth, Inc.                   454,099  10,993,737       0.2%
    Bank Mutual Corp.                    196,902   1,415,725       0.0%
    Bank of Commerce Holdings             10,313      58,784       0.0%
    Bank of Kentucky Financial Corp
      (The)                                4,907     234,996       0.0%
#   BankFinancial Corp.                  106,520   1,363,456       0.0%
    Banner Corp.                         106,937   4,835,691       0.1%
    Bar Harbor Bankshares                 13,370     470,758       0.0%
    BBCN Bancorp, Inc.                   374,567   5,315,106       0.1%
    BCB Bancorp, Inc.                      7,412      90,723       0.0%
#*  Bear State Financial, Inc.             4,812      47,831       0.0%
*   Beneficial Bancorp, Inc.              27,032     313,571       0.0%
    Berkshire Hills Bancorp, Inc.        135,928   3,807,343       0.1%
    BNC Bancorp                            2,615      47,724       0.0%
#   BOK Financial Corp.                  113,563   7,403,172       0.1%
    Boston Private Financial Holdings,
      Inc.                               396,944   5,219,814       0.1%
#   Bridge Bancorp, Inc.                   9,673     244,437       0.0%
#*  Bridge Capital Holdings                3,660      99,003       0.0%
    Brookline Bancorp, Inc.              333,034   3,586,776       0.1%
    Bryn Mawr Bank Corp.                  38,379   1,154,824       0.0%
    C&F Financial Corp.                    7,164     251,170       0.0%
    Calamos Asset Management, Inc.
      Class A                             87,224   1,078,961       0.0%
    California First National Bancorp      4,450      60,475       0.0%
#   Camden National Corp.                 13,040     499,693       0.0%
    Cape Bancorp, Inc.                     7,475      72,507       0.0%
*   Capital Bank Financial Corp. Class A  49,304   1,337,124       0.0%
#   Capital City Bank Group, Inc.         69,431     976,894       0.0%
#   Capitol Federal Financial, Inc.      671,096   8,053,152       0.1%
    Cardinal Financial Corp.             155,459   3,207,119       0.1%
*   Carolina Bank Holdings, Inc.             600       6,606       0.0%
*   Cascade Bancorp                      138,375     666,967       0.0%
#   Cash America International, Inc.     137,954   3,575,768       0.1%
    Cathay General Bancorp               377,292  10,783,005       0.2%
    Centerstate Banks, Inc.              127,770   1,553,683       0.0%
    Central Pacific Financial Corp.      133,002   3,045,746       0.1%
    Century Bancorp, Inc. Class A          4,650     179,629       0.0%
    Chemical Financial Corp.             150,460   4,649,214       0.1%
#   Chemung Financial Corp.                  681      17,910       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
Financials -- (Continued)
#   Chicopee Bancorp, Inc.                   4,960 $    81,046       0.0%
    CIT Group, Inc.                        202,316   9,110,289       0.2%
    Citizens Community Bancorp, Inc.         6,617      59,884       0.0%
#   Citizens Holding Co.                     1,603      30,393       0.0%
#*  Citizens, Inc.                          93,430     526,945       0.0%
#   City Holding Co.                        48,910   2,248,393       0.0%
#   Clifton Bancorp, Inc.                   12,277     167,581       0.0%
#   CNB Financial Corp.                     13,673     234,902       0.0%
#   CNO Financial Group, Inc.            1,174,038  19,958,646       0.3%
#   CoBiz Financial, Inc.                  192,960   2,317,450       0.0%
    Codorus Valley Bancorp, Inc.             1,593      33,230       0.0%
    Columbia Banking System, Inc.          269,890   8,015,733       0.1%
    Comerica, Inc.                          91,261   4,326,684       0.1%
#   Community Bank System, Inc.            194,332   6,791,903       0.1%
#   Community Trust Bancorp, Inc.           77,676   2,491,846       0.0%
    Community West Bancshares                5,040      34,070       0.0%
#   ConnectOne Bancorp, Inc.                52,230   1,003,861       0.0%
#   Consolidated-Tomoka Land Co.            14,495     793,456       0.0%
#*  Consumer Portfolio Services, Inc.       70,814     452,501       0.0%
#*  Cowen Group, Inc. Class A              404,562   2,261,502       0.0%
*   Customers Bancorp, Inc.                 71,451   1,801,280       0.0%
#   CVB Financial Corp.                    509,532   7,974,176       0.1%
    Dime Community Bancshares, Inc.        188,788   3,005,505       0.1%
    Donegal Group, Inc. Class A             85,594   1,293,325       0.0%
*   E*TRADE Financial Corp.              1,078,431  31,048,028       0.5%
    Eagle Bancorp Montana, Inc.                600       6,558       0.0%
    EMC Insurance Group, Inc.               55,664   1,928,201       0.0%
    Employers Holdings, Inc.               148,061   3,614,169       0.1%
#*  Encore Capital Group, Inc.             122,981   4,973,352       0.1%
#   Endurance Specialty Holdings, Ltd.     247,707  14,956,549       0.2%
*   Enova International, Inc.               68,650   1,270,711       0.0%
*   Enstar Group, Ltd.                      26,086   3,705,255       0.1%
#   Enterprise Bancorp, Inc.                 7,936     170,307       0.0%
    Enterprise Financial Services Corp.     56,672   1,163,476       0.0%
    ESSA Bancorp, Inc.                      34,394     441,963       0.0%
    Evans Bancorp, Inc.                        615      15,052       0.0%
#   EverBank Financial Corp.               380,550   7,066,813       0.1%
    Everest Re Group, Ltd.                 186,504  33,367,431       0.5%
#*  Ezcorp, Inc. Class A                   211,218   1,943,206       0.0%
*   Farmers Capital Bank Corp.               8,817     205,965       0.0%
    FBL Financial Group, Inc. Class A      134,590   7,842,559       0.1%
    Federal Agricultural Mortgage Corp.
      Class A                                  300       7,643       0.0%
    Federal Agricultural Mortgage Corp.
      Class C                               60,117   1,890,078       0.0%
    Federated National Holding Co.          28,190     811,872       0.0%
    Fidelity Southern Corp.                 37,771     634,553       0.0%
    Financial Institutions, Inc.            41,359     974,004       0.0%
#*  First Acceptance Corp.                  86,504     248,266       0.0%
#   First American Financial Corp.         422,170  14,687,294       0.2%
#   First Bancorp, Inc.                     28,968     483,186       0.0%
*   First BanCorp.(318672706)              482,887   2,902,151       0.1%
    First Bancorp.(318910106)               68,897   1,118,198       0.0%
    First Bancshares, Inc. (The)             1,637      26,438       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
Financials -- (Continued)
    First Busey Corp.                      344,732 $ 2,151,128       0.0%
    First Business Financial Services,
      Inc.                                   2,785     126,495       0.0%
    First Citizens BancShares, Inc.
      Class A                               19,244   4,625,103       0.1%
#   First Commonwealth Financial Corp.     523,696   4,723,738       0.1%
    First Community Bancshares, Inc.        54,899     920,107       0.0%
#   First Connecticut Bancorp
      Inc/Farmington                         8,522     125,955       0.0%
    First Defiance Financial Corp.          44,537   1,558,795       0.0%
    First Financial Bancorp                283,613   4,895,160       0.1%
    First Financial Corp.                   53,354   1,811,368       0.0%
#   First Financial Northwest, Inc.         97,328   1,158,203       0.0%
#   First Horizon National Corp.           520,629   7,418,963       0.1%
    First Interstate Bancsystem, Inc.      102,458   2,772,513       0.1%
*   First Marblehead Corp. (The)            24,327     153,503       0.0%
    First Merchants Corp.                  169,238   3,819,702       0.1%
    First Midwest Bancorp, Inc.            365,309   6,246,784       0.1%
*   First NBC Bank Holding Co.              40,225   1,415,115       0.0%
#   First Niagara Financial Group, Inc.  1,434,392  13,045,795       0.2%
    First South Bancorp, Inc.                6,484      54,271       0.0%
*   First United Corp.                       5,808      49,949       0.0%
    First West Virginia Bancorp, Inc.           63       1,402       0.0%
#   FirstMerit Corp.                       680,307  13,177,547       0.2%
#*  Flagstar Bancorp, Inc.                 114,220   1,962,300       0.0%
    Flushing Financial Corp.               153,821   2,947,210       0.1%
#   FNB Corp.                              831,347  11,031,975       0.2%
#*  Forestar Group, Inc.                   121,208   1,789,030       0.0%
    Fox Chase Bancorp, Inc.                 31,712     527,371       0.0%
#*  FRP Holdings, Inc.                      14,053     487,920       0.0%
    Fulton Financial Corp.                 891,673  10,842,744       0.2%
#   FXCM, Inc. Class A                       1,155       2,322       0.0%
#   Gain Capital Holdings, Inc.            171,618   1,695,586       0.0%
*   Genworth Financial, Inc. Class A     1,333,556  11,721,957       0.2%
#   German American Bancorp, Inc.           36,563   1,046,067       0.0%
    Glacier Bancorp, Inc.                  360,380   9,492,409       0.2%
#*  Global Indemnity P.L.C.                 81,077   2,225,564       0.0%
#   Great Southern Bancorp, Inc.            55,267   2,178,625       0.0%
#*  Green Dot Corp. Class A                 99,405   1,600,420       0.0%
#*  Greenlight Capital Re, Ltd. Class A    146,704   4,458,335       0.1%
#   Griffin Land & Nurseries, Inc.          10,781     337,445       0.0%
#   Guaranty Bancorp                        29,609     466,046       0.0%
    Guaranty Federal Bancshares, Inc.          348       5,164       0.0%
*   Hallmark Financial Services, Inc.      100,040   1,108,443       0.0%
#   Hancock Holding Co.                    247,628   7,208,451       0.1%
    Hanmi Financial Corp.                  156,332   3,326,745       0.1%
    Hanover Insurance Group, Inc. (The)    225,011  15,429,004       0.2%
#   Hawthorn Bancshares, Inc.                  556       7,728       0.0%
    HCC Insurance Holdings, Inc.           295,888  16,853,780       0.3%
#   Heartland Financial USA, Inc.           55,492   1,909,480       0.0%
#   Heritage Commerce Corp.                 76,070     677,784       0.0%
    Heritage Financial Corp.                59,026     997,539       0.0%
    Heritage Financial Group, Inc.           4,893     134,557       0.0%
    HF Financial Corp.                       4,524      66,005       0.0%
*   Hilltop Holdings, Inc.                 459,357   9,237,669       0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Financials -- (Continued)
    Hingham Institution for Savings        2,100 $   232,680       0.0%
*   HMN Financial, Inc.                    4,634      54,728       0.0%
    Home Bancorp, Inc.                    12,610     273,006       0.0%
#   Home BancShares, Inc.                 30,881   1,015,367       0.0%
*   HomeStreet, Inc.                      56,470   1,167,800       0.0%
*   HomeTrust Bancshares, Inc.            10,883     170,210       0.0%
    HopFed Bancorp, Inc.                  11,678     151,697       0.0%
    Horace Mann Educators Corp.          199,944   6,792,098       0.1%
#   Horizon Bancorp                       18,080     422,168       0.0%
    Hudson City Bancorp, Inc.             75,160     698,988       0.0%
    Hudson Valley Holding Corp.           15,468     382,678       0.0%
#   Iberiabank Corp.                     187,929  11,709,856       0.2%
#*  Imperial Holdings, Inc.                1,082       7,228       0.0%
    Independence Holding Co.              60,800     756,352       0.0%
    Independent Bank Corp.(453836108)    119,056   4,967,016       0.1%
    Independent Bank Corp.(453838609)     24,000     317,760       0.0%
    Infinity Property & Casualty Corp.    14,000   1,038,100       0.0%
    Interactive Brokers Group, Inc.
      Class A                            208,900   7,092,155       0.1%
#   International Bancshares Corp.       310,406   8,064,348       0.1%
#*  INTL. FCStone, Inc.                   83,747   2,688,279       0.1%
*   Investment Technology Group, Inc.    163,988   4,672,018       0.1%
#   Investors Bancorp, Inc.              833,400   9,867,456       0.2%
    Investors Title Co.                    6,047     446,390       0.0%
#   Janus Capital Group, Inc.            837,590  14,992,861       0.2%
    JMP Group LLC                          3,916      30,153       0.0%
*   KCG Holdings, Inc. Class A           216,663   2,781,953       0.1%
#*  Kearny Financial Corp.                 1,371      18,289       0.0%
#   Kemper Corp.                         291,935  10,997,191       0.2%
#   Kentucky First Federal Bancorp         2,420      19,868       0.0%
    Kingstone Cos., Inc.                     128         954       0.0%
    Lake Shore Bancorp, Inc.                 406       5,481       0.0%
    Lakeland Bancorp, Inc.               141,721   1,608,533       0.0%
    Lakeland Financial Corp.              72,991   2,850,299       0.1%
    Landmark Bancorp, Inc.                 1,121      28,944       0.0%
    LegacyTexas Financial Group, Inc.    192,788   4,906,455       0.1%
#   Legg Mason, Inc.                     731,595  38,518,477       0.6%
#*  LendingTree, Inc.                     25,460   1,401,064       0.0%
    LNB Bancorp, Inc.                     31,867     572,969       0.0%
    Louisiana Bancorp, Inc.               13,988     291,090       0.0%
#   Macatawa Bank Corp.                  139,897     734,459       0.0%
#   Maiden Holdings, Ltd.                338,931   4,924,667       0.1%
    MainSource Financial Group, Inc.      88,979   1,712,846       0.0%
*   Malvern Bancorp, Inc.                    500       6,750       0.0%
    Marlin Business Services Corp.        58,904   1,176,313       0.0%
#   MB Financial, Inc.                   359,196  10,822,575       0.2%
#*  MBIA, Inc.                           888,268   7,772,345       0.1%
*   MBT Financial Corp.                   64,280     368,967       0.0%
#   Meadowbrook Insurance Group, Inc.    217,301   1,855,751       0.0%
#   Mercantile Bank Corp.                 40,593     804,553       0.0%
    Merchants Bancshares, Inc.            23,360     688,186       0.0%
#   Mercury General Corp.                 87,653   4,815,656       0.1%
*   Meridian Bancorp, Inc.                49,869     640,817       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
Financials -- (Continued)
    Meta Financial Group, Inc.               8,890 $   363,690       0.0%
    Metro Bancorp, Inc.                     66,562   1,706,650       0.0%
    Mid Penn Bancorp, Inc.                     106       1,653       0.0%
#   MidSouth Bancorp, Inc.                  25,426     329,775       0.0%
#   MidWestOne Financial Group, Inc.         7,585     221,861       0.0%
#   Montpelier Re Holdings, Ltd.           288,608  10,998,851       0.2%
    MutualFirst Financial, Inc.              7,316     157,660       0.0%
    NASDAQ OMX Group, Inc. (The)           858,799  41,763,395       0.7%
    National Bank Holdings Corp. Class A    59,863   1,137,397       0.0%
#   National Interstate Corp.               85,789   2,403,808       0.0%
    National Penn Bancshares, Inc.         705,352   7,335,661       0.1%
    National Security Group, Inc. (The)      2,423      34,819       0.0%
    National Western Life Insurance Co.
      Class A                                6,075   1,455,631       0.0%
*   Naugatuck Valley Financial Corp.         3,979      36,965       0.0%
    Navient Corp.                          567,338  11,085,785       0.2%
*   Navigators Group, Inc. (The)            67,657   5,280,629       0.1%
#   NBT Bancorp, Inc.                      151,505   3,658,846       0.1%
    Nelnet, Inc. Class A                   164,882   7,381,767       0.1%
#   New Hampshire Thrift Bancshares,
      Inc.                                   6,518     101,355       0.0%
#   New York Community Bancorp, Inc.     2,005,431  34,473,359       0.5%
#   NewBridge Bancorp                       66,645     536,492       0.0%
#*  NewStar Financial, Inc.                256,825   2,953,487       0.1%
*   Nicholas Financial, Inc.                11,697     147,733       0.0%
    Northeast Bancorp                        5,243      49,022       0.0%
    Northeast Community Bancorp, Inc.       12,202      92,613       0.0%
#   Northfield Bancorp, Inc.               191,161   2,758,453       0.1%
    Northrim BanCorp, Inc.                  22,276     555,118       0.0%
#   Northwest Bancshares, Inc.             455,894   5,612,055       0.1%
#   Norwood Financial Corp.                    368      11,000       0.0%
#   Ocean Shore Holding Co.                  6,734     105,185       0.0%
    OceanFirst Financial Corp.              68,190   1,144,228       0.0%
    OFG Bancorp                            216,486   3,050,288       0.1%
    Ohio Valley Banc Corp.                   2,740      61,554       0.0%
    Old National Bancorp.                  560,140   7,651,512       0.1%
    Old Republic International Corp.     1,251,600  19,136,964       0.3%
*   Old Second Bancorp, Inc.                40,776     239,967       0.0%
    OneBeacon Insurance Group, Ltd.
      Class A                              111,575   1,682,551       0.0%
    Oneida Financial Corp.                     100       1,955       0.0%
    Oppenheimer Holdings, Inc. Class A      19,590     468,005       0.0%
    Oritani Financial Corp.                210,863   3,141,859       0.1%
    Pacific Continental Corp.               52,036     671,264       0.0%
*   Pacific Mercantile Bancorp              47,631     342,467       0.0%
*   Pacific Premier Bancorp, Inc.           36,818     576,570       0.0%
#   PacWest Bancorp                        483,491  21,805,444       0.3%
#   Park National Corp.                     11,552     953,733       0.0%
    Park Sterling Corp.                    135,080     905,036       0.0%
    PartnerRe, Ltd.                        321,083  41,098,624       0.7%
#   Peapack Gladstone Financial Corp.       33,688     705,090       0.0%
#   Penns Woods Bancorp, Inc.                5,772     251,601       0.0%
#   People's United Financial, Inc.      1,543,963  23,329,281       0.4%
    Peoples Bancorp of North Carolina,
      Inc.                                   2,810      51,985       0.0%
    Peoples Bancorp, Inc.                   53,436   1,239,181       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Financials -- (Continued)
#*  PHH Corp.                            305,779 $ 7,681,168       0.1%
#*  Phoenix Cos., Inc. (The)              18,657     636,390       0.0%
*   PICO Holdings, Inc.                   92,548   1,666,789       0.0%
    Pinnacle Financial Partners, Inc.    167,872   7,999,101       0.1%
#*  Piper Jaffray Cos.                    60,533   3,053,890       0.1%
*   Popular, Inc.                        207,281   6,722,123       0.1%
#   Preferred Bank                        28,960     816,093       0.0%
    Premier Financial Bancorp, Inc.       20,810     309,861       0.0%
#   Primerica, Inc.                      185,716   8,583,794       0.1%
    PrivateBancorp, Inc.                 369,995  13,715,715       0.2%
    ProAssurance Corp.                   175,084   7,870,026       0.1%
#   Prosperity Bancshares, Inc.          221,325  11,805,475       0.2%
    Provident Financial Holdings, Inc.    34,342     568,360       0.0%
    Provident Financial Services, Inc.   310,361   5,586,498       0.1%
#   Prudential Bancorp, Inc.               4,416      57,805       0.0%
    Pulaski Financial Corp.               33,855     447,563       0.0%
    QC Holdings, Inc.                     80,189     162,784       0.0%
    QCR Holdings, Inc.                     1,144      21,210       0.0%
#*  Regional Management Corp.              9,219     148,887       0.0%
    Reinsurance Group of America, Inc.   329,817  30,217,834       0.5%
    RenaissanceRe Holdings, Ltd.         256,659  26,304,981       0.4%
    Renasant Corp.                       148,666   4,416,867       0.1%
#   Republic Bancorp, Inc. Class A        32,269     767,357       0.0%
#*  Republic First Bancorp, Inc.           2,800      10,080       0.0%
#   Resource America, Inc. Class A        88,834     758,642       0.0%
    Riverview Bancorp, Inc.               63,127     279,653       0.0%
#   RLI Corp.                             86,288   4,285,062       0.1%
#   S&T Bancorp, Inc.                    149,327   4,016,896       0.1%
#*  Safeguard Scientifics, Inc.           92,660   1,666,953       0.0%
#   Safety Insurance Group, Inc.          80,740   4,695,031       0.1%
#   Sandy Spring Bancorp, Inc.           112,540   2,932,792       0.1%
#*  Seacoast Banking Corp. of Florida     57,605     804,166       0.0%
*   Security National Financial Corp.
      Class A                             23,340     135,605       0.0%
*   Select Bancorp, Inc.                     700       4,935       0.0%
    Selective Insurance Group, Inc.      267,840   7,215,610       0.1%
*   Shore Bancshares, Inc.                 3,713      34,197       0.0%
    SI Financial Group, Inc.              11,051     133,386       0.0%
#   Sierra Bancorp                        33,307     545,569       0.0%
    Simmons First National Corp. Class A  45,893   2,007,819       0.0%
#   South State Corp.                    109,949   7,445,746       0.1%
*   Southcoast Financial Corp.             1,800      14,850       0.0%
*   Southern First Bancshares, Inc.        3,147      56,646       0.0%
    Southern Missouri Bancorp, Inc.        1,186      22,380       0.0%
#   Southern National Bancorp of
      Virginia, Inc.                       2,149      25,358       0.0%
    Southside Bancshares, Inc.            82,594   2,256,469       0.0%
    Southwest Bancorp, Inc.               91,455   1,575,770       0.0%
    Southwest Georgia Financial Corp.      2,355      32,181       0.0%
    StanCorp Financial Group, Inc.       200,446  14,448,148       0.2%
#   State Auto Financial Corp.           136,956   3,234,901       0.1%
#   State Bank Financial Corp.            66,782   1,336,308       0.0%
    Sterling Bancorp.                    422,582   5,485,114       0.1%
    Stewart Information Services Corp.   110,744   4,042,156       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
Financials -- (Continued)
    Stock Yards Bancorp, Inc.               10,672 $   371,386       0.0%
*   Stratus Properties, Inc.                 1,430      19,455       0.0%
#   Suffolk Bancorp                         87,728   2,101,963       0.0%
    Summit Financial Group, Inc.               889      10,472       0.0%
    Summit State Bank                        2,721      36,870       0.0%
#*  Sun Bancorp, Inc.                       26,213     496,212       0.0%
    Susquehanna Bancshares, Inc.         1,004,967  13,506,756       0.2%
    Sussex Bancorp                             639       7,157       0.0%
    Symetra Financial Corp.                530,694  12,603,982       0.2%
#   Synovus Financial Corp.                656,677  18,163,686       0.3%
    TCF Financial Corp.                    808,857  12,666,701       0.2%
#   Territorial Bancorp, Inc.               27,045     624,739       0.0%
#*  Texas Capital Bancshares, Inc.         169,493   8,925,501       0.1%
    Timberland Bancorp, Inc.                12,743     132,527       0.0%
#   Tompkins Financial Corp.                50,963   2,657,720       0.0%
#   TowneBank                              184,716   3,057,050       0.1%
    Trico Bancshares                        78,809   1,837,826       0.0%
#*  Trinity Place Holdings, Inc.            37,307     309,648       0.0%
#*  TriState Capital Holdings, Inc.          2,200      27,500       0.0%
#   TrustCo Bank Corp. NY                  454,992   3,034,797       0.1%
#   Trustmark Corp.                        320,291   7,622,926       0.1%
    Two River Bancorp                        1,955      17,595       0.0%
#   UMB Financial Corp.                    202,714  10,093,130       0.2%
    Umpqua Holdings Corp.                  635,615  10,811,811       0.2%
    Union Bankshares Corp.                 207,118   4,506,888       0.1%
    United Bancshares, Inc.                    466       6,969       0.0%
#   United Bankshares, Inc.                330,939  12,436,688       0.2%
    United Community Bancorp                 1,645      20,974       0.0%
    United Community Banks, Inc.           164,931   3,069,366       0.1%
    United Community Financial Corp.        84,022     452,879       0.0%
    United Financial Bancorp, Inc.         216,122   2,755,555       0.1%
    United Fire Group, Inc.                118,756   3,547,242       0.1%
*   United Security Bancshares               2,118      10,717       0.0%
    Unity Bancorp, Inc.                     10,343      95,776       0.0%
#   Universal Insurance Holdings, Inc.      89,364   2,146,523       0.0%
    Univest Corp. of Pennsylvania           51,552   1,005,780       0.0%
    Validus Holdings, Ltd.                 412,867  17,270,227       0.3%
    Valley National Bancorp                505,171   4,763,763       0.1%
*   Walker & Dunlop, Inc.                  118,308   2,264,415       0.0%
#   Washington Federal, Inc.               463,384  10,009,094       0.2%
#   Washington Trust Bancorp, Inc.          66,876   2,475,750       0.0%
#   Waterstone Financial, Inc.              80,492   1,025,468       0.0%
    Wayne Savings Bancshares, Inc.             520       6,911       0.0%
#   Webster Financial Corp.                401,467  14,384,563       0.2%
#   WesBanco, Inc.                         182,322   5,744,966       0.1%
#   West Bancorporation, Inc.               62,887   1,192,338       0.0%
#   Westamerica Bancorporation              38,568   1,679,636       0.0%
*   Western Alliance Bancorp               273,229   8,448,241       0.1%
#   Westfield Financial, Inc.              131,049   1,015,630       0.0%
    White Mountains Insurance Group,
      Ltd.                                   9,418   6,366,285       0.1%
    Wilshire Bancorp, Inc.                 369,398   3,897,149       0.1%
    Wintrust Financial Corp.               231,325  11,274,780       0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE+     OF NET ASSETS**
                                         ------- -------------- ---------------
Financials -- (Continued)
    WR Berkley Corp.                     545,701 $   26,733,892       0.4%
#   WSFS Financial Corp.                  25,964      1,847,858       0.0%
    WVS Financial Corp.                      111          1,375       0.0%
#*  Yadkin Financial Corp.                12,267        241,415       0.0%
#   Zions Bancorporation                 956,282     27,096,250       0.4%
                                                 --------------      ----
Total Financials                                  1,707,950,315      26.7%
                                                 --------------      ----
Health Care -- (5.8%)
#   Aceto Corp.                          154,305      2,990,431       0.0%
#*  Acorda Therapeutics, Inc.             76,748      2,307,812       0.0%
*   Addus HomeCare Corp.                  45,482      1,220,737       0.0%
#*  Affymetrix, Inc.                     441,761      5,358,561       0.1%
#*  Albany Molecular Research, Inc.      142,465      2,572,918       0.0%
*   Alere, Inc.                          361,163     17,148,019       0.3%
*   Allied Healthcare Products, Inc.       2,597          3,947       0.0%
#*  Almost Family, Inc.                   43,865      1,898,477       0.0%
#*  Alphatec Holdings, Inc.              147,075        208,847       0.0%
#*  Amedisys, Inc.                       178,820      4,972,984       0.1%
*   American Shared Hospital Services      4,548         12,098       0.0%
*   AMN Healthcare Services, Inc.         93,637      2,135,860       0.0%
#*  Amsurg Corp.                         227,901     14,293,951       0.2%
#   Analogic Corp.                        59,544      5,031,468       0.1%
*   AngioDynamics, Inc.                  165,381      2,760,209       0.0%
#*  Anika Therapeutics, Inc.              44,767      1,527,450       0.0%
*   Arqule, Inc.                           8,633         17,698       0.0%
*   Arrhythmia Research Technology, Inc.     600          4,098       0.0%
*   Bio-Rad Laboratories, Inc. Class A    63,430      8,528,164       0.1%
#*  BioScrip, Inc.                       283,798      1,333,851       0.0%
*   Biota Pharmaceuticals, Inc.            4,190          9,511       0.0%
#*  BioTelemetry, Inc.                    99,971        800,768       0.0%
*   Cambrex Corp.                        149,334      5,747,866       0.1%
#   Cantel Medical Corp.                   8,365        374,668       0.0%
#*  Capital Senior Living Corp.           74,113      1,939,537       0.0%
*   Community Health Systems, Inc.       548,400     29,438,112       0.5%
    CONMED Corp.                         141,317      7,098,353       0.1%
*   Cross Country Healthcare, Inc.       127,342      1,413,496       0.0%
    CryoLife, Inc.                       134,508      1,371,982       0.0%
#*  Cumberland Pharmaceuticals, Inc.      90,380        592,893       0.0%
*   Cutera, Inc.                          68,829        937,451       0.0%
*   Cynosure, Inc. Class A               104,189      3,481,996       0.1%
*   Derma Sciences, Inc.                   2,178         17,206       0.0%
    Digirad Corp.                         88,544        372,770       0.0%
#*  Electromed, Inc.                      14,700         35,868       0.0%
#*  Emergent Biosolutions, Inc.          180,678      5,364,330       0.1%
    Ensign Group, Inc. (The)              30,899      1,301,157       0.0%
#*  Enzo Biochem, Inc.                   132,897        372,112       0.0%
*   Exactech, Inc.                        44,981        982,835       0.0%
*   Five Star Quality Care, Inc.         218,412        928,251       0.0%
*   Genesis Healthcare, Inc.              31,224        215,758       0.0%
*   Greatbatch, Inc.                     135,788      7,321,689       0.1%
#*  Haemonetics Corp.                    241,154      9,773,972       0.2%
#*  Halyard Health, Inc.                  64,250      3,114,840       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE+    OF NET ASSETS**
                                           ------- ----------- ---------------
Health Care -- (Continued)
#*    Hanger, Inc.                         144,206 $ 3,221,562       0.1%
#*    Harvard Apparatus Regenerative
        Technology, Inc.                    18,587      50,185       0.0%
*     Harvard Bioscience, Inc.             153,641     852,708       0.0%
*     Health Net, Inc.                      68,156   3,588,413       0.1%
#*    Healthways, Inc.                     204,778   3,563,137       0.1%
#*    Hologic, Inc.                        395,375  13,339,952       0.2%
*     ICU Medical, Inc.                     73,428   6,195,120       0.1%
#*    Impax Laboratories, Inc.             231,285  10,467,959       0.2%
#*    InfuSystems Holdings, Inc.            17,749      54,312       0.0%
#*    Integra LifeSciences Holdings Corp.  156,456   9,196,484       0.1%
      Invacare Corp.                       167,384   3,359,397       0.1%
#*    IPC Healthcare, Inc.                  66,825   3,269,079       0.1%
*     Juniper Pharmaceuticals, Inc.          1,600      11,808       0.0%
      Kewaunee Scientific Corp.              8,388     131,356       0.0%
      Kindred Healthcare, Inc.             343,120   7,874,604       0.1%
#*    Lannett Co., Inc.                     17,493   1,005,848       0.0%
      LeMaitre Vascular, Inc.               73,991     670,358       0.0%
*     LHC Group, Inc.                       79,759   2,557,074       0.0%
*     LifePoint Hospitals, Inc.            233,325  17,471,376       0.3%
#*    Luminex Corp.                          6,724     104,356       0.0%
*     Magellan Health, Inc.                140,801   8,912,703       0.1%
#*    MedAssets, Inc.                      268,056   5,425,453       0.1%
(o)*  MedCath Corp.                        103,153          --       0.0%
#*    Medicines Co. (The)                  119,067   3,049,306       0.1%
#*    MediciNova, Inc.                      23,798      92,336       0.0%
*     Merit Medical Systems, Inc.          203,721   3,954,225       0.1%
*     Misonix, Inc.                          5,883      76,655       0.0%
#*    Molina Healthcare, Inc.              276,308  16,365,723       0.3%
#     National Healthcare Corp.             30,929   1,957,806       0.0%
*     Natus Medical, Inc.                  165,542   6,242,589       0.1%
*     NuVasive, Inc.                       118,796   5,313,745       0.1%
#     Omnicare, Inc.                       571,559  50,285,761       0.8%
*     Omnicell, Inc.                       228,895   8,132,639       0.1%
*     Orthofix International NV             21,694     700,933       0.0%
#     Owens & Minor, Inc.                  303,484  10,233,480       0.2%
#*    Pacific Biosciences of California,
        Inc.                                 4,170      21,517       0.0%
#     Paratek Pharmaceuticals, Inc.          5,099     124,059       0.0%
#*    PDI, Inc.                            111,537     141,652       0.0%
*     PharMerica Corp.                     155,222   4,448,663       0.1%
#*    PhotoMedex, Inc.                       6,849      14,109       0.0%
#*    Prestige Brands Holdings, Inc.       313,269  12,295,808       0.2%
*     Providence Service Corp. (The)         7,840     333,357       0.0%
#*    Repligen Corp.                       112,834   3,329,731       0.1%
*     Rigel Pharmaceuticals, Inc.           40,900     174,234       0.0%
#*    RTI Surgical, Inc.                   275,919   1,545,146       0.0%
*     Sciclone Pharmaceuticals, Inc.       334,998   2,736,934       0.0%
      Select Medical Holdings Corp.        618,205   8,994,883       0.1%
      Span-America Medical Systems, Inc.     7,621     148,686       0.0%
#*    Sucampo Pharmaceuticals, Inc.
        Class A                             50,082     889,456       0.0%
*     Symmetry Surgical, Inc.               48,254     373,003       0.0%
#*    Targacept, Inc.                       27,751      63,827       0.0%
#     Teleflex, Inc.                        62,881   7,731,848       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------- ------------ ---------------
Health Care -- (Continued)
*   Tornier NV                            40,308 $  1,042,768       0.0%
*   Triple-S Management Corp. Class B    115,371    2,159,745       0.0%
*   Universal American Corp.             385,329    3,849,437       0.1%
*   VCA, Inc.                            189,217    9,644,390       0.2%
#*  WellCare Health Plans, Inc.           92,035    7,126,270       0.1%
                                                 ------------       ---
Total Health Care                                 432,252,966       6.7%
                                                 ------------       ---
Industrials -- (15.9%)
#   AAR Corp.                            206,357    6,240,236       0.1%
    ABM Industries, Inc.                 258,705    8,291,495       0.1%
#   Acacia Research Corp.                  8,595       94,717       0.0%
*   ACCO Brands Corp.                    436,582    3,435,900       0.1%
*   Accuride Corp.                        94,313      384,797       0.0%
    Acme United Corp.                     12,718      234,965       0.0%
    Actuant Corp. Class A                283,315    6,748,563       0.1%
#*  Adept Technology, Inc.                 1,925       11,762       0.0%
#   ADT Corp. (The)                      760,943   28,611,457       0.5%
#*  AECOM                                628,762   19,843,729       0.3%
*   Aegion Corp.                         186,883    3,442,385       0.1%
*   AeroCentury Corp.                        782        8,860       0.0%
#*  Aerovironment, Inc.                  121,422    3,108,403       0.1%
#   AGCO Corp.                           415,738   21,414,664       0.3%
#   Air Lease Corp.                      447,516   17,287,543       0.3%
*   Air Transport Services Group, Inc.   305,792    2,849,981       0.0%
    Alamo Group, Inc.                     63,138    3,900,666       0.1%
    Alaska Air Group, Inc.               449,041   28,765,567       0.5%
    Albany International Corp. Class A   142,582    5,589,214       0.1%
    Allied Motion Technologies, Inc.      10,925      320,321       0.0%
*   Alpha PRO Tech, Ltd.                  11,540       27,119       0.0%
#   Altra Industrial Motion Corp.        144,296    3,805,086       0.1%
    AMERCO                                84,246   27,130,582       0.4%
#*  Ameresco, Inc. Class A                39,194      263,384       0.0%
#   American Railcar Industries, Inc.    121,307    6,434,123       0.1%
#   American Science & Engineering, Inc.  13,821      517,182       0.0%
#*  American Superconductor Corp.          1,882       12,177       0.0%
#*  American Woodmark Corp.                4,684      237,479       0.0%
*   AMREP Corp.                            7,243       37,519       0.0%
    Apogee Enterprises, Inc.             119,155    6,269,936       0.1%
    Applied Industrial Technologies,
      Inc.                               189,139    7,900,336       0.1%
*   ARC Document Solutions, Inc.         130,197    1,111,882       0.0%
#   ArcBest Corp.                        152,757    5,453,425       0.1%
#   Argan, Inc.                           24,806      801,482       0.0%
*   Arotech Corp.                         11,970       33,277       0.0%
    Astec Industries, Inc.               100,566    4,231,817       0.1%
#*  Atlas Air Worldwide Holdings, Inc.   151,882    7,402,729       0.1%
*   Avalon Holdings Corp. Class A          1,925        6,930       0.0%
*   Avis Budget Group, Inc.              665,365   36,022,861       0.6%
#   AZZ, Inc.                            120,968    5,611,706       0.1%
#   Baltic Trading, Ltd.                  54,155       76,900       0.0%
    Barnes Group, Inc.                   256,532   10,286,933       0.2%
#   Barrett Business Services, Inc.        5,743      255,391       0.0%
*   Beacon Roofing Supply, Inc.          201,668    5,993,573       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Industrials -- (Continued)
*   Blount International, Inc.             9,261 $   122,801       0.0%
*   BlueLinx Holdings, Inc.              197,471     211,294       0.0%
    Brady Corp. Class A                  148,456   3,953,383       0.1%
*   Breeze-Eastern Corp.                  38,653     394,261       0.0%
#   Briggs & Stratton Corp.              259,610   5,075,376       0.1%
#   Brink's Co. (The)                    187,290   4,957,566       0.1%
*   CAI International, Inc.               84,115   2,003,619       0.0%
*   Casella Waste Systems, Inc. Class A   19,723     108,082       0.0%
#*  CBIZ, Inc.                           232,611   2,102,803       0.0%
    CDI Corp.                            103,738   1,414,986       0.0%
    Ceco Environmental Corp.              34,172     402,888       0.0%
    Celadon Group, Inc.                  133,198   3,441,836       0.1%
#   Chicago Bridge & Iron Co. NV         124,103   5,913,508       0.1%
    Chicago Rivet & Machine Co.            2,310      70,640       0.0%
    CIRCOR International, Inc.            84,843   4,635,822       0.1%
#   Civeo Corp.                          229,504   1,071,784       0.0%
#   CLARCOR, Inc.                         22,361   1,453,465       0.0%
#*  Clean Harbors, Inc.                  140,626   7,769,587       0.1%
    Columbus McKinnon Corp.               95,290   2,416,554       0.0%
#   Comfort Systems USA, Inc.            195,774   4,050,564       0.1%
    Compx International, Inc.              5,019      58,371       0.0%
    Con-way, Inc.                        266,480  10,952,328       0.2%
*   Continental Materials Corp.              125       2,100       0.0%
#   Copa Holdings SA Class A             155,778  17,274,222       0.3%
#   Courier Corp.                         52,547   1,275,841       0.0%
#   Covanta Holding Corp.                621,363  12,607,455       0.2%
*   Covenant Transportation Group, Inc.
      Class A                             49,047   1,494,462       0.0%
#*  CPI Aerostructures, Inc.              30,852     340,452       0.0%
*   CRA International, Inc.               46,319   1,352,515       0.0%
    Crane Co.                             39,574   2,418,367       0.0%
#*  CTPartners Executive Search, Inc.      1,700       6,222       0.0%
    Cubic Corp.                           62,662   3,106,782       0.1%
    Curtiss-Wright Corp.                 255,204  18,645,204       0.3%
*   DigitalGlobe, Inc.                   192,968   6,207,781       0.1%
    Douglas Dynamics, Inc.               106,883   2,324,705       0.0%
*   Ducommun, Inc.                        49,344   1,500,058       0.0%
*   DXP Enterprises, Inc.                  1,191      53,655       0.0%
*   Dycom Industries, Inc.               160,687   7,388,388       0.1%
    Dynamic Materials Corp.               47,237     632,503       0.0%
*   Eagle Bulk Shipping, Inc.                 41         344       0.0%
    Eastern Co. (The)                     16,266     324,669       0.0%
    Ecology and Environment, Inc.
      Class A                              8,425      73,887       0.0%
    EMCOR Group, Inc.                    234,126  10,449,043       0.2%
    Encore Wire Corp.                    110,081   4,954,746       0.1%
#*  Energy Recovery, Inc.                 57,925     172,037       0.0%
#   EnerSys                              211,013  14,327,783       0.2%
    Engility Holdings, Inc.               54,800   1,527,276       0.0%
    Ennis, Inc.                          141,695   2,179,269       0.0%
    EnPro Industries, Inc.               115,882   7,417,607       0.1%
    ESCO Technologies, Inc.              110,305   4,048,194       0.1%
#   Espey Manufacturing & Electronics
      Corp.                                7,809     217,871       0.0%
#*  Esterline Technologies Corp.          91,840  10,220,874       0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
Industrials -- (Continued)
    Exelis, Inc.                           661,816 $16,227,728       0.3%
    Federal Signal Corp.                   300,817   4,728,843       0.1%
*   Franklin Covey Co.                     118,421   2,207,367       0.0%
#   Franklin Electric Co., Inc.            196,539   7,106,850       0.1%
    FreightCar America, Inc.                57,037   1,488,095       0.0%
#*  FTI Consulting, Inc.                   195,623   8,042,062       0.1%
#*  Fuel Tech, Inc.                         57,322     153,050       0.0%
*   Furmanite Corp.                         83,007     605,951       0.0%
    G&K Services, Inc. Class A              93,420   6,595,452       0.1%
#   GATX Corp.                             229,076  12,461,734       0.2%
#*  Gencor Industries, Inc.                 24,929     233,585       0.0%
#   General Cable Corp.                    278,409   4,540,851       0.1%
#*  Genesee & Wyoming, Inc. Class A        104,311   9,695,707       0.2%
*   Gibraltar Industries, Inc.             146,446   2,425,146       0.0%
    Global Power Equipment Group, Inc.      10,778     130,953       0.0%
#   Golden Ocean Group, Ltd.               121,293     604,039       0.0%
#*  Goldfield Corp. (The)                   60,139     100,432       0.0%
*   GP Strategies Corp.                     83,940   2,735,605       0.0%
#*  GrafTech International, Ltd.           366,018   1,771,527       0.0%
    Graham Corp.                             3,830      89,622       0.0%
    Granite Construction, Inc.             140,447   4,874,915       0.1%
*   Great Lakes Dredge & Dock Corp.        297,689   1,726,596       0.0%
#   Greenbrier Cos., Inc. (The)            152,823   8,816,359       0.1%
#   Griffon Corp.                          279,210   4,693,520       0.1%
    H&E Equipment Services, Inc.            21,598     533,903       0.0%
    Hardinge, Inc.                          53,303     573,540       0.0%
#*  Hawaiian Holdings, Inc.                314,551   7,259,837       0.1%
    Heidrick & Struggles International,
      Inc.                                  84,384   2,030,279       0.0%
*   Heritage-Crystal Clean, Inc.             3,752      43,973       0.0%
*   Hill International, Inc.               142,280     547,778       0.0%
    Houston Wire & Cable Co.               133,594   1,261,127       0.0%
#*  Hub Group, Inc. Class A                194,337   7,754,046       0.1%
*   Hudson Global, Inc.                    119,294     311,357       0.0%
    Hurco Cos., Inc.                        34,584   1,119,138       0.0%
*   Huron Consulting Group, Inc.           108,781   6,594,304       0.1%
    Hyster-Yale Materials Handling, Inc.    62,641   4,594,091       0.1%
#*  ICF International, Inc.                 77,277   2,975,165       0.1%
#*  InnerWorkings, Inc.                     40,643     257,270       0.0%
#*  Innovative Solutions & Support, Inc.     9,704      37,652       0.0%
    Insteel Industries, Inc.                86,642   1,755,367       0.0%
*   Integrated Electrical Services, Inc.    40,643     333,679       0.0%
#   International Shipholding Corp.         26,279     288,543       0.0%
#   Intersections, Inc.                     43,923     141,871       0.0%
#*  Jacobs Engineering Group, Inc.          91,041   3,902,017       0.1%
#*  JetBlue Airways Corp.                1,516,297  31,129,577       0.5%
#   Joy Global, Inc.                       123,503   5,266,168       0.1%
    Kadant, Inc.                            36,328   1,851,275       0.0%
#   Kaman Corp.                            127,649   5,324,240       0.1%
    KAR Auction Services, Inc.             113,957   4,240,340       0.1%
#   KBR, Inc.                               64,661   1,129,628       0.0%
#   Kelly Services, Inc. Class A           168,394   2,765,030       0.0%
    Kennametal, Inc.                         5,216     184,699       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Industrials -- (Continued)
*   Key Technology, Inc.                  23,834 $   314,609       0.0%
#   Kimball International, Inc. Class B  161,322   1,632,579       0.0%
*   Kirby Corp.                          118,556   9,310,203       0.2%
#   Knight Transportation, Inc.          282,436   8,162,400       0.1%
    Korn/Ferry International             238,812   7,529,742       0.1%
#*  Kratos Defense & Security
      Solutions, Inc.                    229,227   1,253,872       0.0%
*   Lawson Products, Inc.                 39,074     916,285       0.0%
#*  Layne Christensen Co.                 99,974     671,825       0.0%
    LB Foster Co. Class A                 46,808   2,000,106       0.0%
#*  LMI Aerospace, Inc.                   63,379     715,549       0.0%
    LS Starrett Co. (The) Class A         24,580     464,562       0.0%
    LSI Industries, Inc.                 107,928     967,035       0.0%
*   Lydall, Inc.                          82,151   2,204,933       0.0%
#*  Manitex International, Inc.            6,872      68,102       0.0%
    Manitowoc Co., Inc. (The)            236,349   4,663,166       0.1%
    Manpowergroup, Inc.                  130,487  11,134,456       0.2%
#   Marten Transport, Ltd.               158,510   3,528,433       0.1%
*   MasTec, Inc.                         197,905   3,550,416       0.1%
    Matson, Inc.                         208,342   8,437,851       0.1%
    Matthews International Corp. Class A 156,682   7,603,777       0.1%
    McGrath RentCorp                     102,684   3,399,867       0.1%
*   Mfri, Inc.                            27,948     165,732       0.0%
    Miller Industries, Inc.               63,420   1,419,340       0.0%
*   Mistras Group, Inc.                   46,266     830,937       0.0%
    Mobile Mini, Inc.                    256,466   9,884,200       0.2%
*   Moog, Inc. Class A                    75,638   5,285,583       0.1%
#*  MRC Global, Inc.                     158,015   2,307,019       0.0%
    Mueller Industries, Inc.             273,302   9,576,502       0.2%
    Mueller Water Products, Inc. Class A 510,654   4,779,721       0.1%
    Multi-Color Corp.                     60,694   3,810,369       0.1%
*   MYR Group, Inc.                      111,677   3,274,370       0.1%
#   National Presto Industries, Inc.       7,322     458,211       0.0%
*   Navigant Consulting, Inc.            228,150   3,299,049       0.1%
#*  NL Industries, Inc.                   87,722     646,511       0.0%
#   NN, Inc.                              88,488   2,226,358       0.0%
#*  Northwest Pipe Co.                    45,902   1,112,665       0.0%
*   NV5 Holdings, Inc.                     5,007      96,335       0.0%
*   On Assignment, Inc.                  237,419   7,989,149       0.1%
    Orbital ATK, Inc.                    278,143  20,348,942       0.3%
#*  Orion Energy Systems, Inc.            72,067     217,642       0.0%
#*  Orion Marine Group, Inc.              69,162     582,344       0.0%
#   Oshkosh Corp.                        283,215  15,248,296       0.2%
#   Owens Corning                        624,093  24,127,435       0.4%
#*  PAM Transportation Services, Inc.     37,772   2,213,062       0.0%
    Park-Ohio Holdings Corp.                 761      35,257       0.0%
*   Patrick Industries, Inc.               9,140     548,948       0.0%
#*  Patriot Transportation Holding, Inc.   4,683     120,868       0.0%
*   Pendrell Corp.                        20,276      22,101       0.0%
*   Perma-Fix Environmental Services      15,435      52,479       0.0%
*   PMFG, Inc.                            10,524      46,727       0.0%
#   Powell Industries, Inc.               43,165   1,432,646       0.0%
#*  PowerSecure International, Inc.      101,286   1,327,859       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Industrials -- (Continued)
#   Preformed Line Products Co.           20,966 $   879,524       0.0%
    Providence and Worcester Railroad
      Co.                                  2,567      47,284       0.0%
    Quad/Graphics, Inc.                   53,725   1,157,237       0.0%
#   Quanex Building Products Corp.       164,839   3,181,393       0.1%
*   Quanta Services, Inc.                693,106  20,037,695       0.3%
#*  Radiant Logistics, Inc.               21,320     112,996       0.0%
    RBC Bearings, Inc.                    55,576   4,056,492       0.1%
    RCM Technologies, Inc.                41,207     254,247       0.0%
    Regal-Beloit Corp.                   208,783  16,326,831       0.3%
#*  Republic Airways Holdings, Inc.      242,281   2,965,519       0.1%
    Resources Connection, Inc.           181,434   2,859,400       0.1%
#*  Roadrunner Transportation Systems,
      Inc.                               103,215   2,525,671       0.0%
*   RPX Corp.                            157,661   2,453,205       0.0%
*   Rush Enterprises, Inc. Class A       139,034   3,634,349       0.1%
*   Rush Enterprises, Inc. Class B         1,650      40,607       0.0%
    Ryder System, Inc.                   309,611  29,524,505       0.5%
*   Saia, Inc.                           130,975   5,337,231       0.1%
    SIFCO Industries, Inc.                16,504     240,463       0.0%
    Simpson Manufacturing Co., Inc.      232,091   7,607,943       0.1%
#   SkyWest, Inc.                        255,435   3,486,688       0.1%
*   SL Industries, Inc.                   16,927     702,978       0.0%
*   SP Plus Corp.                         25,784     586,844       0.0%
*   Sparton Corp.                         49,588   1,277,883       0.0%
    Standex International Corp.           60,809   4,917,624       0.1%
#*  Sterling Construction Co., Inc.       77,398     339,777       0.0%
    Supreme Industries, Inc. Class A      29,353     229,540       0.0%
#   TAL International Group, Inc.        216,260   8,334,660       0.1%
*   Team, Inc.                            97,475   3,809,323       0.1%
*   Tecumseh Products Co.                 51,188     167,385       0.0%
#   Terex Corp.                          199,602   5,481,071       0.1%
    Tetra Tech, Inc.                     288,010   7,807,951       0.1%
#   Textainer Group Holdings, Ltd.        10,689     323,877       0.0%
#*  Thermon Group Holdings, Inc.          64,631   1,503,963       0.0%
    Timken Co. (The)                     144,998   5,696,971       0.1%
#   Titan International, Inc.            187,506   1,948,187       0.0%
#*  Titan Machinery, Inc.                121,425   1,778,876       0.0%
#*  Transcat, Inc.                         5,948      60,610       0.0%
*   TRC Cos., Inc.                        13,264      99,082       0.0%
*   Trimas Corp.                         186,030   5,240,465       0.1%
#   Trinity Industries, Inc.             970,590  26,293,283       0.4%
    Triumph Group, Inc.                  203,621  12,062,508       0.2%
*   TrueBlue, Inc.                        25,261     727,012       0.0%
*   Tutor Perini Corp.                   226,228   4,796,034       0.1%
    Twin Disc, Inc.                       47,175     848,678       0.0%
*   Ultralife Corp.                       84,726     345,682       0.0%
    UniFirst Corp.                        76,293   8,638,656       0.1%
#   United Stationers, Inc.              183,119   7,436,463       0.1%
    Universal Forest Products, Inc.       95,053   5,258,332       0.1%
#   US Ecology, Inc.                       9,278     435,231       0.0%
#*  USA Truck, Inc.                       51,322   1,260,468       0.0%
#*  UTi Worldwide, Inc.                  162,776   1,469,867       0.0%
#   Valmont Industries, Inc.              68,847   8,676,099       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Industrials -- (Continued)
*   Vectrus, Inc.                         12,541 $      320,548       0.0%
#*  Veritiv Corp.                          9,572        380,391       0.0%
*   Versar, Inc.                          42,347        157,107       0.0%
    Viad Corp.                           100,377      2,667,017       0.0%
*   Virco Manufacturing Corp.             19,199         51,069       0.0%
*   Volt Information Sciences, Inc.       54,923        676,651       0.0%
#   VSE Corp.                             15,736      1,119,459       0.0%
#*  Wabash National Corp.                313,100      4,389,662       0.1%
    Waste Connections, Inc.              578,653     27,433,939       0.4%
    Watts Water Technologies, Inc.
      Class A                            144,348      7,874,183       0.1%
#   Werner Enterprises, Inc.             346,770      9,317,710       0.2%
#*  Wesco Aircraft Holdings, Inc.        214,695      3,366,418       0.1%
#*  WESCO International, Inc.             96,693      6,975,433       0.1%
*   Willdan Group, Inc.                    6,323         89,850       0.0%
*   Willis Lease Finance Corp.            12,818        243,542       0.0%
    Woodward, Inc.                        55,370      2,605,159       0.0%
#*  XPO Logistics, Inc.                   77,940      3,780,090       0.1%
                                                 --------------      ----
Total Industrials                                 1,190,646,080      18.6%
                                                 --------------      ----
    Information Technology -- (11.7%)
*   Actua Corp.                          185,881      2,689,698       0.0%
*   Acxiom Corp.                         358,779      6,264,281       0.1%
*   ADDvantage Technologies Group,
      Inc.                                11,887         29,242       0.0%
#   ADTRAN, Inc.                         251,691      4,180,588       0.1%
*   Advanced Energy Industries, Inc.     217,892      5,329,638       0.1%
*   Agilysys, Inc.                        89,156        838,958       0.0%
*   Alpha & Omega Semiconductor, Ltd.     37,546        307,502       0.0%
    American Software, Inc. Class A        1,980         19,226       0.0%
*   Amkor Technology, Inc.             1,026,045      7,213,096       0.1%
*   Amtech Systems, Inc.                  53,593        669,913       0.0%
#*  ANADIGICS, Inc.                      235,119        310,357       0.0%
*   Anixter International, Inc.           38,943      2,749,376       0.1%
*   AOL, Inc.                            435,272     17,367,353       0.3%
*   ARRIS Group, Inc.                    666,291     22,437,349       0.4%
*   Arrow Electronics, Inc.              510,838     30,502,137       0.5%
    Astro-Med, Inc.                       24,407        342,918       0.0%
*   Aviat Networks, Inc.                 254,758        290,424       0.0%
*   Avid Technology, Inc.                 25,927        419,758       0.0%
    Avnet, Inc.                          659,675     28,121,945       0.4%
    AVX Corp.                            538,456      7,414,539       0.1%
    Aware, Inc.                           57,672        242,222       0.0%
#*  Axcelis Technologies, Inc.           209,652        528,323       0.0%
*   AXT, Inc.                            186,167        443,077       0.0%
#*  Bankrate, Inc.                       193,657      2,401,347       0.0%
#   Bel Fuse, Inc. Class A                 3,065         62,833       0.0%
    Bel Fuse, Inc. Class B                46,351        951,586       0.0%
*   Benchmark Electronics, Inc.          298,403      7,021,423       0.1%
    Black Box Corp.                       82,688      1,645,491       0.0%
#*  Blucora, Inc.                        226,372      3,094,505       0.1%
*   BroadVision, Inc.                     22,469        133,691       0.0%
    Brocade Communications Systems,
      Inc.                             1,637,004     18,498,145       0.3%
    Brooks Automation, Inc.              321,311      3,457,306       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
*   Bsquare Corp.                            38,699 $   163,310       0.0%
#*  CACI International, Inc. Class A        140,211  12,372,219       0.2%
*   Calix, Inc.                             186,190   1,375,944       0.0%
*   Cartesian, Inc.                           4,096      13,230       0.0%
*   Cascade Microtech, Inc.                  62,589     829,930       0.0%
#*  Ceva, Inc.                               20,291     420,024       0.0%
    Checkpoint Systems, Inc.                172,825   1,790,467       0.0%
*   CIBER, Inc.                             374,309   1,321,311       0.0%
*   Cirrus Logic, Inc.                      280,322   9,469,277       0.2%
#   ClearOne, Inc.                              200       2,538       0.0%
*   Coherent, Inc.                          115,480   6,928,800       0.1%
    Cohu, Inc.                              118,969   1,245,605       0.0%
    Communications Systems, Inc.             39,335     441,339       0.0%
    Computer Task Group, Inc.                 2,165      17,818       0.0%
    Comtech Telecommunications Corp.        116,145   3,356,590       0.1%
    Concurrent Computer Corp.                41,378     252,406       0.0%
#   Convergys Corp.                         590,305  13,388,117       0.2%
*   CoreLogic, Inc.                         340,781  13,327,945       0.2%
*   Covisint Corp.                           23,933      46,909       0.0%
#*  Cree, Inc.                              229,007   7,254,942       0.1%
#   CSG Systems International, Inc.         161,433   4,700,929       0.1%
    CSP, Inc.                                 3,924      28,998       0.0%
    CTS Corp.                               162,305   2,911,752       0.1%
#*  CyberOptics Corp.                        23,180     243,854       0.0%
    Cypress Semiconductor Corp.             347,481   4,628,447       0.1%
#   Daktronics, Inc.                        107,627   1,154,838       0.0%
*   Datalink Corp.                          114,444   1,322,973       0.0%
#*  Dealertrack Technologies, Inc.            5,443     213,964       0.0%
#*  Demand Media, Inc.                       32,915     210,985       0.0%
#*  DHI Group, Inc.                         270,354   2,054,690       0.0%
*   Digi International, Inc.                125,500   1,267,550       0.0%
#   Digimarc Corp.                            2,221      51,971       0.0%
*   Diodes, Inc.                            224,826   6,007,351       0.1%
*   DSP Group, Inc.                         113,470   1,291,289       0.0%
    DST Systems, Inc.                        90,232  10,383,899       0.2%
#*  DTS, Inc.                                79,016   2,832,724       0.1%
#   EarthLink Holdings Corp.                522,496   2,471,406       0.0%
#*  Eastman Kodak Co.                         2,349      45,500       0.0%
*   Echelon Corp.                             7,475       6,728       0.0%
*   EchoStar Corp. Class A                  211,144  10,557,200       0.2%
*   Edgewater Technology, Inc.               32,647     230,161       0.0%
    Electro Rent Corp.                      121,380   1,315,759       0.0%
#   Electro Scientific Industries, Inc.     141,335     805,609       0.0%
*   Electronics for Imaging, Inc.           235,046   9,808,470       0.2%
#*  Emcore Corp.                            110,840     604,078       0.0%
*   Emulex Corp.                            367,715   2,949,074       0.1%
#*  EnerNOC, Inc.                           129,175   1,427,384       0.0%
*   Entegris, Inc.                          667,767   8,887,979       0.1%
*   Entropic Communications, Inc.           267,467     807,750       0.0%
#   EPIQ Systems, Inc.                      173,687   3,110,734       0.1%
*   ePlus, Inc.                              38,437   3,188,734       0.1%
*   Exar Corp.                              216,816   2,139,974       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
*   ExlService Holdings, Inc.               117,671 $ 4,051,413       0.1%
*   Extreme Networks, Inc.                   42,052     105,971       0.0%
*   Fabrinet                                111,833   2,025,296       0.0%
*   Fairchild Semiconductor International,
      Inc.                                  720,838  13,094,022       0.2%
#*  FARO Technologies, Inc.                  25,847   1,029,486       0.0%
#*  Finisar Corp.                           497,803  10,120,335       0.2%
#*  First Solar, Inc.                       629,345  37,553,016       0.6%
*   FormFactor, Inc.                        247,070   1,969,148       0.0%
*   Frequency Electronics, Inc.              32,980     419,176       0.0%
*   Global Cash Access Holdings, Inc.       305,155   2,258,147       0.0%
    Globalscape, Inc.                        11,400      38,760       0.0%
*   GSE Systems, Inc.                        70,034     105,051       0.0%
*   GSI Group, Inc.                          72,900     968,112       0.0%
#*  GSI Technology, Inc.                     75,957     401,813       0.0%
    Hackett Group, Inc. (The)               179,152   1,719,859       0.0%
*   Harmonic, Inc.                          473,996   3,322,712       0.1%
*   Higher One Holdings, Inc.                 6,612      18,580       0.0%
#*  Hutchinson Technology, Inc.             126,079     297,546       0.0%
    IAC/InterActiveCorp                      67,470   4,710,755       0.1%
*   ID Systems, Inc.                         54,528     382,241       0.0%
#*  Identiv, Inc.                             1,155      11,238       0.0%
*   IEC Electronics Corp.                     8,769      36,830       0.0%
*   II-VI, Inc.                              59,063   1,050,731       0.0%
*   Image Sensing Systems, Inc.               2,900       7,830       0.0%
#*  Imation Corp.                           189,229     773,947       0.0%
*   Ingram Micro, Inc. Class A              789,039  19,852,221       0.3%
*   Innodata, Inc.                            4,088      11,324       0.0%
*   Insight Enterprises, Inc.               219,712   6,288,157       0.1%
*   Integrated Device Technology, Inc.      457,074   8,314,176       0.1%
    Integrated Silicon Solution, Inc.       146,677   2,720,858       0.1%
#*  Internap Corp.                          336,121   3,159,537       0.1%
*   Interphase Corp.                         17,829      23,356       0.0%
    Intersil Corp. Class A                  726,674   9,701,098       0.2%
*   inTEST Corp.                             12,894      63,696       0.0%
#*  Intevac, Inc.                           102,204     494,667       0.0%
*   IntraLinks Holdings, Inc.               193,372   1,895,046       0.0%
*   IntriCon Corp.                           10,021      77,663       0.0%
*   Iteris, Inc.                             16,517      29,235       0.0%
#*  Itron, Inc.                             161,398   5,787,732       0.1%
*   Ixia                                     16,271     194,927       0.0%
    IXYS Corp.                              145,721   1,648,105       0.0%
    Jabil Circuit, Inc.                     799,505  18,004,853       0.3%
*   Kemet Corp.                             141,037     609,280       0.0%
*   Key Tronic Corp.                         56,373     673,657       0.0%
#*  Kimball Electronics, Inc.               120,991   1,547,475       0.0%
#*  Knowles Corp.                           186,614   3,577,390       0.1%
#*  Kofax, Ltd.                              45,064     497,056       0.0%
#*  Kopin Corp.                             213,993     710,457       0.0%
*   Kulicke & Soffa Industries, Inc.        399,262   6,032,849       0.1%
*   KVH Industries, Inc.                    113,581   1,532,208       0.0%
#*  Lattice Semiconductor Corp.             523,101   3,101,989       0.1%
#   Lexmark International, Inc. Class A     282,186  12,526,237       0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
Information Technology -- (Continued)
*   Limelight Networks, Inc.               453,672 $ 1,678,586       0.0%
#*  LoJack Corp.                            34,931      86,978       0.0%
#*  Magnachip Semiconductor Corp.          113,703     623,092       0.0%
    ManTech International Corp. Class A    114,813   3,355,984       0.1%
    Marchex, Inc. Class B                  111,980     475,915       0.0%
    Marvell Technology Group, Ltd.       1,932,134  27,069,197       0.4%
*   Mattson Technology, Inc.                43,795     149,341       0.0%
#*  Maxwell Technologies, Inc.              89,495     501,172       0.0%
#   Mentor Graphics Corp.                  553,793  13,252,266       0.2%
*   Mercury Systems, Inc.                  142,560   1,968,754       0.0%
    Methode Electronics, Inc.              140,475   5,964,568       0.1%
    Micrel, Inc.                            21,313     289,857       0.0%
*   Microsemi Corp.                        429,747  14,336,360       0.2%
#   MKS Instruments, Inc.                  288,661  10,048,289       0.2%
    MOCON, Inc.                             12,717     221,276       0.0%
#*  ModusLink Global Solutions, Inc.       248,130     868,455       0.0%
#*  Monster Worldwide, Inc.                420,748   2,478,206       0.0%
#*  MoSys, Inc.                             17,801      38,984       0.0%
*   Multi-Fineline Electronix, Inc.        106,825   2,497,568       0.0%
#*  Nanometrics, Inc.                       49,387     763,523       0.0%
*   NAPCO Security Technologies, Inc.       33,409     179,406       0.0%
    NCI, Inc. Class A                       11,516     117,463       0.0%
*   NCR Corp.                              179,306   4,920,157       0.1%
*   NeoPhotonics Corp.                      11,456      63,352       0.0%
#*  NETGEAR, Inc.                          162,243   4,911,096       0.1%
*   Newport Corp.                          192,338   3,667,886       0.1%
*   Novatel Wireless, Inc.                 117,883     714,371       0.0%
#*  Oclaro, Inc.                           198,548     381,212       0.0%
*   OmniVision Technologies, Inc.          357,023   9,959,157       0.2%
*   ON Semiconductor Corp.                 668,413   7,700,118       0.1%
    Optical Cable Corp.                     28,064     114,220       0.0%
*   OSI Systems, Inc.                       95,269   6,403,029       0.1%
*   PAR Technology Corp.                    59,048     242,097       0.0%
    Park Electrochemical Corp.              67,217   1,459,953       0.0%
#   PC Connection, Inc.                    116,384   2,826,967       0.1%
    PC-Tel, Inc.                            42,442     335,292       0.0%
*   PCM, Inc.                               51,256     505,897       0.0%
    Perceptron, Inc.                        42,746     520,646       0.0%
*   Perficient, Inc.                       174,093   3,591,539       0.1%
    Pericom Semiconductor Corp.            123,556   1,546,921       0.0%
#*  Photronics, Inc.                       316,045   2,771,715       0.1%
#*  Planar Systems, Inc.                    74,449     429,571       0.0%
*   Plexus Corp.                           152,722   6,574,682       0.1%
*   PMC-Sierra, Inc.                       934,377   7,876,798       0.1%
*   Polycom, Inc.                          645,019   8,417,498       0.1%
#*  PRGX Global, Inc.                       40,923     173,514       0.0%
#*  Procera Networks, Inc.                  49,817     573,394       0.0%
*   Progress Software Corp.                243,910   6,439,224       0.1%
*   QLogic Corp.                           204,592   3,007,502       0.1%
*   Qorvo, Inc.                            343,773  22,658,078       0.4%
*   Qualstar Corp.                          33,400      44,088       0.0%
*   QuinStreet, Inc.                        23,550     127,877       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
*   Qumu Corp.                               42,582 $   588,057       0.0%
#*  Radisys Corp.                           123,441     271,570       0.0%
*   RealNetworks, Inc.                      199,743   1,312,312       0.0%
    Reis, Inc.                               44,432   1,009,939       0.0%
#*  Relm Wireless Corp.                       8,250      54,450       0.0%
#   RF Industries, Ltd.                      30,109     124,350       0.0%
    Richardson Electronics, Ltd.             77,071     684,390       0.0%
#*  Rightside Group, Ltd.                     2,646      21,538       0.0%
*   Rofin-Sinar Technologies, Inc.          103,517   2,449,212       0.0%
*   Rogers Corp.                             88,149   6,409,314       0.1%
#*  Rosetta Stone, Inc.                      42,082     351,806       0.0%
#*  Rovi Corp.                              444,014   8,218,699       0.1%
#*  Rubicon Technology, Inc.                 53,423     205,144       0.0%
*   Rudolph Technologies, Inc.              170,691   2,189,966       0.0%
*   Sanmina Corp.                           415,810   8,453,417       0.1%
*   ScanSource, Inc.                        115,241   4,592,354       0.1%
#*  Seachange International, Inc.           181,554   1,218,227       0.0%
*   ServiceSource International, Inc.        18,044      64,417       0.0%
*   ShoreTel, Inc.                           75,007     522,049       0.0%
*   Sigma Designs, Inc.                     160,344   1,281,149       0.0%
#*  Silicon Laboratories, Inc.              195,558  10,104,482       0.2%
*   SMTC Corp.                               30,286      47,549       0.0%
*   Sonus Networks, Inc.                     59,266     469,387       0.0%
*   StarTek, Inc.                            60,586     500,137       0.0%
#*  Super Micro Computer, Inc.              160,074   4,605,329       0.1%
*   support.com, Inc.                       157,280     248,502       0.0%
*   Sykes Enterprises, Inc.                 203,642   5,097,159       0.1%
*   Synacor, Inc.                            10,216      23,599       0.0%
#   SYNNEX Corp.                            196,018  14,995,377       0.2%
#*  Take-Two Interactive Software, Inc.     407,713   9,662,798       0.2%
#*  Tech Data Corp.                         261,278  14,728,241       0.2%
*   TechTarget, Inc.                         19,755     213,749       0.0%
*   TeleCommunication Systems, Inc. Class A 260,601     813,075       0.0%
#*  Telenav, Inc.                           107,637     899,845       0.0%
    TeleTech Holdings, Inc.                  33,520     869,509       0.0%
    Tessco Technologies, Inc.                39,695   1,003,093       0.0%
    Tessera Technologies, Inc.              237,546   8,577,786       0.1%
    TheStreet, Inc.                         116,295     209,331       0.0%
*   Tremor Video, Inc.                       10,054      25,135       0.0%
*   Trio Tech International                     979       2,751       0.0%
#*  TTM Technologies, Inc.                  355,579   3,324,664       0.1%
*   Ultra Clean Holdings, Inc.              100,019     601,114       0.0%
*   United Online, Inc.                      88,316   1,398,042       0.0%
*   Universal Security Instruments, Inc.      1,353       7,949       0.0%
#*  Veeco Instruments, Inc.                 110,765   3,268,675       0.1%
#*  ViaSat, Inc.                             18,563   1,116,008       0.0%
*   Viasystems Group, Inc.                  113,088   2,010,705       0.0%
#   Vicon Industries, Inc.                   22,202      34,413       0.0%
*   Video Display Corp.                      10,067      15,403       0.0%
*   Virtusa Corp.                           102,238   4,069,072       0.1%
#   Vishay Intertechnology, Inc.            754,072   9,561,633       0.2%
*   Vishay Precision Group, Inc.             54,769     781,554       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Information Technology -- (Continued)
    Wayside Technology Group, Inc.          12,218 $    218,091       0.0%
*   Westell Technologies, Inc. Class A     113,872      136,646       0.0%
*   Wireless Telecom Group, Inc.            10,991       24,510       0.0%
*   Xcerra Corp.                           202,022    1,985,876       0.0%
*   XO Group, Inc.                         136,025    2,211,766       0.0%
#*  Zynga, Inc. Class A                  2,618,382    6,415,036       0.1%
                                                   ------------      ----
Total Information Technology                        879,430,428      13.7%
                                                   ------------      ----
Materials -- (6.3%)
    A Schulman, Inc.                       147,127    6,245,541       0.1%
*   AEP Industries, Inc.                       845       42,334       0.0%
    Airgas, Inc.                           146,958   14,883,906       0.2%
#   Allegheny Technologies, Inc.            78,601    2,671,648       0.0%
#*  AM Castle & Co.                        109,790      430,377       0.0%
#   American Vanguard Corp.                 24,167      263,662       0.0%
    Ampco-Pittsburgh Corp.                  33,537      536,257       0.0%
    Axiall Corp.                           332,641   13,571,753       0.2%
    Bemis Co., Inc.                        469,089   21,109,005       0.3%
*   Boise Cascade Co.                      165,629    5,747,326       0.1%
    Cabot Corp.                             91,838    3,925,156       0.1%
    Calgon Carbon Corp.                    252,751    5,608,545       0.1%
#   Carpenter Technology Corp.              12,506      540,884       0.0%
#*  Century Aluminum Co.                   454,590    5,859,665       0.1%
#   Chase Corp.                             26,318      942,448       0.0%
*   Chemtura Corp.                         404,781   12,196,051       0.2%
*   Clearwater Paper Corp.                  90,039    5,759,795       0.1%
*   Codexis, Inc.                            3,757       16,456       0.0%
#*  Coeur Mining, Inc.                     448,217    2,339,693       0.0%
#   Commercial Metals Co.                  668,655   11,099,673       0.2%
*   Core Molding Technologies, Inc.         31,258      683,925       0.0%
    Cytec Industries, Inc.                 212,027   11,722,973       0.2%
    Domtar Corp.                           367,244   15,872,286       0.3%
    Friedman Industries, Inc.               32,585      209,554       0.0%
    FutureFuel Corp.                       139,657    1,518,072       0.0%
#   Globe Specialty Metals, Inc.             1,018       20,279       0.0%
    Graphic Packaging Holding Co.          397,645    5,606,794       0.1%
#   Greif, Inc. Class A                     47,111    1,920,244       0.0%
#   Greif, Inc. Class B                      1,245       59,511       0.0%
#   Hawkins, Inc.                           12,550      495,097       0.0%
    Haynes International, Inc.              36,313    1,614,839       0.0%
#   HB Fuller Co.                          242,388   10,124,547       0.2%
#   Hecla Mining Co.                     1,058,417    3,196,419       0.1%
#*  Horsehead Holding Corp.                164,560    2,460,172       0.0%
#   Huntsman Corp.                         862,630   19,883,621       0.3%
    Innophos Holdings, Inc.                102,145    5,397,342       0.1%
    Innospec, Inc.                         115,909    5,065,223       0.1%
#*  Intrepid Potash, Inc.                   61,541      771,109       0.0%
#   Kaiser Aluminum Corp.                   97,047    7,799,667       0.1%
    KapStone Paper and Packaging Corp.     500,280   13,982,826       0.2%
    KMG Chemicals, Inc.                     36,063    1,055,925       0.0%
*   Kraton Performance Polymers, Inc.      122,917    2,770,549       0.0%
#   Kronos Worldwide, Inc.                  54,296      730,281       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Materials -- (Continued)
#*     Louisiana-Pacific Corp.             422,290 $  6,435,700       0.1%
#*     LSB Industries, Inc.                 97,158    4,120,471       0.1%
       Materion Corp.                      100,067    4,001,679       0.1%
#*     McEwen Mining, Inc.                 183,158      183,158       0.0%
       MeadWestvaco Corp.                  614,336   29,979,597       0.5%
*      Mercer International, Inc.          291,146    4,163,388       0.1%
       Minerals Technologies, Inc.         165,593   11,215,614       0.2%
#      Myers Industries, Inc.              190,557    3,081,307       0.1%
       Neenah Paper, Inc.                   16,727    1,011,482       0.0%
#      Noranda Aluminum Holding Corp.      138,080      461,187       0.0%
*      Northern Technologies
         International Corp.                 6,062      104,994       0.0%
#      Olin Corp.                          359,527   10,616,832       0.2%
#      Olympic Steel, Inc.                  56,163      614,985       0.0%
       OM Group, Inc.                      160,504    4,821,540       0.1%
*      OMNOVA Solutions, Inc.               93,409      746,338       0.0%
#*     Owens-Illinois, Inc.                 70,013    1,674,011       0.0%
       PH Glatfelter Co.                   240,760    5,970,848       0.1%
       Reliance Steel & Aluminum Co.       417,707   27,033,997       0.4%
*      Resolute Forest Products, Inc.      183,107    2,823,510       0.0%
       Rock-Tenn Co. Class A               341,862   21,530,469       0.3%
#      Royal Gold, Inc.                     13,753      887,481       0.0%
#*     RTI International Metals, Inc.      173,122    6,518,043       0.1%
#      Schnitzer Steel Industries, Inc.
         Class A                           147,214    2,564,468       0.0%
       Schweitzer-Mauduit
         International, Inc.               134,368    5,940,409       0.1%
       Sensient Technologies Corp.         199,396   13,032,522       0.2%
       Sonoco Products Co.                 478,791   21,397,170       0.3%
       Steel Dynamics, Inc.              1,029,643   22,786,000       0.4%
       Stepan Co.                           10,961      558,244       0.0%
#*     Stillwater Mining Co.               366,292    4,919,302       0.1%
       SunCoke Energy, Inc.                289,087    5,067,695       0.1%
       Synalloy Corp.                       21,013      310,362       0.0%
       TimkenSteel Corp.                   104,733    3,057,156       0.1%
#*     Trecora Resources                    58,772      705,264       0.0%
       Tredegar Corp.                       25,937      530,930       0.0%
#      Tronox, Ltd. Class A                171,253    3,587,750       0.1%
       United States Lime & Minerals,
         Inc.                               17,564    1,159,224       0.0%
#      United States Steel Corp.           530,021   12,731,104       0.2%
#*     Universal Stainless & Alloy
         Products, Inc.                     35,038      735,798       0.0%
#      Wausau Paper Corp.                  134,728    1,255,665       0.0%
       Worthington Industries, Inc.         10,829      292,708       0.0%
       Zep, Inc.                            31,610      628,407       0.0%
                                                   ------------       ---
Total Materials                                     476,008,239       7.4%
                                                   ------------       ---
Other -- (0.0%)
(o)*   FRD Acquisition Co. Escrow Shares    55,628           --       0.0%
(o)#*  Gerber Scientific, Inc. Escrow
         Shares                            137,957           --       0.0%
                                                   ------------       ---
Total Other                                                  --       0.0%
                                                   ------------       ---
Real Estate Investment Trusts -- (0.2%)
#*     Communications Sales & Leasing,
         Inc.                              489,521   14,724,786       0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
Real Estate Investment Trusts -- (Continued)
*      Transcontinental Realty
         Investors, Inc.                     800 $        8,640        0.0%
                                                 --------------      -----
Total Real Estate Investment Trusts                  14,733,426        0.2%
                                                 --------------      -----
Telecommunication Services -- (1.1%)
*      Alteva                             10,169         71,895        0.0%
       Atlantic Tele-Network, Inc.        34,986      2,309,776        0.0%
#*     Boingo Wireless, Inc.             155,049      1,280,705        0.0%
#      Frontier Communications Corp.   4,105,667     28,164,876        0.4%
*      General Communication, Inc.
         Class A                         259,590      4,117,097        0.1%
#*     Hawaiian Telcom Holdco, Inc.        8,643        227,657        0.0%
#      IDT Corp. Class B                  85,238      1,451,603        0.0%
       Inteliquent, Inc.                 169,874      3,229,305        0.1%
#*     Iridium Communications, Inc.      320,634      3,260,848        0.1%
       Lumos Networks Corp.               93,159      1,317,268        0.0%
#*     ORBCOMM, Inc.                     210,365      1,266,397        0.0%
*      Premiere Global Services, Inc.    222,706      2,273,828        0.0%
#      Shenandoah Telecommunications
         Co.                             144,381      4,975,369        0.1%
       Spok Holdings, Inc.                99,130      1,866,122        0.0%
#*     Straight Path Communications,
         Inc. Class B                     24,329        508,476        0.0%
       Telephone & Data Systems, Inc.    462,528     12,354,123        0.2%
#*     United States Cellular Corp.      109,032      4,026,552        0.1%
*      Vonage Holdings Corp.             834,180      3,862,253        0.1%
#*     Windstream Holdings, Inc.         407,935      4,764,679        0.1%
                                                 --------------      -----
Total Telecommunication Services                     81,328,829        1.3%
                                                 --------------      -----
Utilities -- (0.7%)
*      Calpine Corp.                     838,517     18,288,056        0.3%
#      Consolidated Water Co., Ltd.       32,635        391,946        0.0%
#*     Dynegy, Inc.                      111,692      3,715,993        0.1%
       Genie Energy, Ltd. Class B         75,373      1,073,312        0.0%
#      Ormat Technologies, Inc.          119,483      4,371,883        0.1%
       UGI Corp.                         820,951     28,577,304        0.4%
                                                 --------------      -----
Total Utilities                                      56,418,494        0.9%
                                                 --------------      -----
TOTAL COMMON STOCKS                               6,387,764,028       99.7%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Capital Bank Corp. Contingent
         Value Rights                        200             --        0.0%
(o)*   Furiex Pharmaceuticals
         Contingent Value Rights          10,318        100,807        0.0%
(o)*   Leap Wireless International,
         Inc. Contingent Value Rights    270,907        682,685        0.0%
(o)#*  Magnum Hunter Resources Corp.
         Warrants 04/15/16                50,591             --        0.0%
(o)*   Summit Financial Group, Inc.
         Rights 05/29/15                     889            200        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                   783,692        0.0%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
       State Street Institutional
         Liquid Reserves, 0.098%      11,930,669     11,930,669        0.2%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@   DFA Short Term Investment Fund 94,988,888  1,099,021,434       17.2%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,984,320,241)                          $7,499,499,823      117.1%
                                                 ==============      =====

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary  $  926,789,865             --   --    $  926,789,865
   Consumer Staples           185,247,440             --   --       185,247,440
   Energy                     436,957,946             --   --       436,957,946
   Financials               1,707,950,315             --   --     1,707,950,315
   Health Care                432,252,966             --   --       432,252,966
   Industrials              1,190,646,080             --   --     1,190,646,080
   Information Technology     879,430,428             --   --       879,430,428
   Materials                  476,008,239             --   --       476,008,239
   Other                               --             --   --                --
   Real Estate Investment
     Trusts                    14,733,426             --   --        14,733,426
   Telecommunication
     Services                  81,328,829             --   --        81,328,829
   Utilities                   56,418,494             --   --        56,418,494
Rights/Warrants                        -- $      783,692   --           783,692
Temporary Cash Investments     11,930,669             --   --        11,930,669
Securities Lending
  Collateral                           --  1,099,021,434   --     1,099,021,434
                           -------------- --------------   --    --------------
TOTAL                      $6,399,694,697 $1,099,805,126   --    $7,499,499,823
                           ============== ==============   ==    ==============

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
COMMON STOCKS -- (86.2%)

Consumer Discretionary -- (13.3%)
#*    1-800-Flowers.com, Inc. Class A       217,342 $ 2,297,305       0.0%
      A. H. Belo Corp. Class A              312,505   2,090,658       0.0%
#     Aaron's, Inc.                       1,576,369  53,596,546       0.4%
#     Abercrombie & Fitch Co. Class A     1,762,181  39,613,829       0.3%
*     Ambassadors Group, Inc.                15,937      45,739       0.0%
      AMCON Distributing Co.                  3,567     282,328       0.0%
*     Apollo Education Group, Inc.
        Class A                              38,888     652,735       0.0%
#*    Ascena Retail Group, Inc.           2,760,214  41,375,608       0.3%
#*    Ascent Capital Group, Inc. Class A    133,046   5,327,162       0.1%
*     Ballantyne Strong, Inc.               315,943   1,478,613       0.0%
#*    Barnes & Noble, Inc.                2,082,881  45,615,094       0.4%
      Bassett Furniture Industries, Inc.    200,365   5,654,300       0.1%
      Beasley Broadcast Group, Inc.
        Class A                              75,568     366,505       0.0%
*     Belmond, Ltd. Class A               3,083,844  37,992,958       0.3%
(o)*  Big 4 Ranch, Inc.                      73,300          --       0.0%
      Big 5 Sporting Goods Corp.            204,428   2,788,398       0.0%
*     Biglari Holdings, Inc.                 31,733  11,598,729       0.1%
#*    BJ's Restaurants, Inc.                 33,564   1,570,795       0.0%
#*    Black Diamond, Inc.                   197,728   1,781,529       0.0%
#*    Books-A-Million, Inc.                 322,657     926,026       0.0%
#*    Boyd Gaming Corp.                     270,647   3,572,540       0.0%
#*    Bridgepoint Education, Inc.           170,009   1,490,979       0.0%
      Brown Shoe Co., Inc.                  380,035  11,287,039       0.1%
#*    Build-A-Bear Workshop, Inc.           509,189   9,384,353       0.1%
#*    CafePress, Inc.                        11,013      45,374       0.0%
#     Callaway Golf Co.                   2,262,059  21,896,731       0.2%
#*    Cambium Learning Group, Inc.          218,576     646,985       0.0%
*     Canterbury Park Holding Corp.          16,406     169,802       0.0%
#     Carriage Services, Inc.               376,076   8,890,437       0.1%
*     Century Casinos, Inc.                  41,384     227,612       0.0%
#*    Charles & Colvard, Ltd.                19,136      24,494       0.0%
#     Children's Place, Inc. (The)          429,574  26,057,959       0.2%
*     Christopher & Banks Corp.             265,923   1,579,583       0.0%
      Churchill Downs, Inc.                   2,204     262,651       0.0%
*     Cinedigm Corp.                        205,377     170,463       0.0%
*     Citi Trends, Inc.                      63,018   1,435,550       0.0%
*     Coast Distribution System, Inc.
        (The)                                92,516     337,683       0.0%
#     Collectors Universe, Inc.               4,947     113,929       0.0%
#*    Conn's, Inc.                          306,087   8,561,253       0.1%
#     Cooper Tire & Rubber Co.              213,791   9,083,980       0.1%
#*    Cooper-Standard Holding, Inc.          28,265   1,724,730       0.0%
      Core-Mark Holding Co., Inc.           579,934  30,568,321       0.3%
#*    Crocs, Inc.                           546,296   7,211,107       0.1%
      CSS Industries, Inc.                  259,352   7,350,036       0.1%
      Culp, Inc.                             26,354     681,251       0.0%
#*    Cumulus Media, Inc. Class A         2,047,263   4,667,760       0.0%
#*    Delta Apparel, Inc.                   188,208   2,309,312       0.0%
#     Destination Maternity Corp.           176,253   2,078,023       0.0%
#*    Destination XL Group, Inc.             23,469     114,294       0.0%
      DeVry Education Group, Inc.         1,645,664  49,764,879       0.4%
#*    Dixie Group, Inc. (The)               347,659   3,417,488       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Dover Motorsports, Inc.                 319,398 $   779,331       0.0%
    Educational Development Corp.             1,000       4,230       0.0%
*   Eldorado Resorts, Inc.                  178,692   1,259,779       0.0%
    Emerson Radio Corp.                     156,037     216,891       0.0%
*   Emmis Communications Corp. Class A      353,768     477,587       0.0%
#*  Entercom Communications Corp. Class A   129,043   1,533,031       0.0%
#   Escalade, Inc.                            8,076     145,287       0.0%
#   Ethan Allen Interiors, Inc.              11,074     268,212       0.0%
*   EVINE Live, Inc.                          3,840      22,886       0.0%
#   EW Scripps Co. (The) Class A          1,668,053  38,848,954       0.3%
#*  Federal-Mogul Holdings Corp.            602,866   7,776,971       0.1%
    Flanigan's Enterprises, Inc.              4,740     137,839       0.0%
    Flexsteel Industries, Inc.              200,350   7,214,603       0.1%
#   Fred's, Inc. Class A                  1,101,501  18,582,322       0.2%
    Frisch's Restaurants, Inc.               49,454   1,412,654       0.0%
#*  FTD Cos., Inc.                          309,765   8,840,693       0.1%
*   Full House Resorts, Inc.                  5,132       7,698       0.0%
#*  Gaiam, Inc. Class A                      90,538     593,929       0.0%
#*  Gaming Partners International Corp.      44,581     493,957       0.0%
#*  Geeknet, Inc.                            55,296     497,664       0.0%
#*  Genesco, Inc.                           107,806   7,286,608       0.1%
*   Gray Television, Inc.                 1,443,365  19,139,020       0.2%
*   Gray Television, Inc. Class A            23,767     273,321       0.0%
#   Group 1 Automotive, Inc.                845,912  66,810,130       0.6%
#   Guess?, Inc.                          1,547,874  28,341,573       0.2%
    Harte-Hanks, Inc.                       554,462   3,764,797       0.0%
    Haverty Furniture Cos., Inc.            559,960  12,016,742       0.1%
    Haverty Furniture Cos., Inc. Class A      5,701     122,572       0.0%
*   Helen of Troy, Ltd.                     842,455  73,807,483       0.6%
#*  hhgregg, Inc.                            40,563     232,020       0.0%
    Hooker Furniture Corp.                  287,547   7,318,071       0.1%
#*  Iconix Brand Group, Inc.              1,920,147  50,519,068       0.4%
#*  Ignite Restaurant Group, Inc.             8,200      28,864       0.0%
#   International Speedway Corp. Class A    127,408   4,632,555       0.0%
*   Isle of Capri Casinos, Inc.             359,493   5,111,990       0.1%
*   Jaclyn, Inc.                             40,909     198,409       0.0%
#*  JAKKS Pacific, Inc.                     692,157   4,616,687       0.0%
    Johnson Outdoors, Inc. Class A          207,794   6,545,511       0.1%
#*  Journal Media Group, Inc.               465,317   4,322,795       0.0%
*   K12, Inc.                               361,769   5,849,805       0.1%
#*  Kona Grill, Inc.                         55,876   1,355,552       0.0%
    La-Z-Boy, Inc.                          137,310   3,598,895       0.0%
*   Lakeland Industries, Inc.               143,869   1,326,472       0.0%
*   LeapFrog Enterprises, Inc.              306,356     692,365       0.0%
#*  Lee Enterprises, Inc.                    69,744     209,232       0.0%
    Libbey, Inc.                            337,773  13,291,368       0.1%
*   Liberty Media Corp. Class B               1,761      68,697       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                               187,415   5,568,100       0.1%
*   Liberty Ventures Series A                27,906   1,163,122       0.0%
*   Life Time Fitness, Inc.                 704,553  50,375,539       0.4%
    Lifetime Brands, Inc.                   374,922   5,455,115       0.1%
#   Lincoln Educational Services Corp.       26,031      57,268       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Live Nation Entertainment, Inc.       1,548,854 $38,814,281       0.3%
#*  Loral Space & Communications, Inc.       84,049   5,799,381       0.1%
#*  Luby's, Inc.                            502,274   2,662,052       0.0%
#*  M/I Homes, Inc.                         638,707  14,409,230       0.1%
    Marcus Corp. (The)                      562,220  10,890,201       0.1%
#*  MarineMax, Inc.                         635,399  14,029,610       0.1%
    Marriott Vacations Worldwide Corp.      755,034  62,071,345       0.5%
#*  McClatchy Co. (The) Class A           1,269,710   1,764,897       0.0%
    McRae Industries, Inc. Class A           24,573     744,562       0.0%
#   MDC Holdings, Inc.                    1,485,590  39,873,236       0.3%
*   Media General, Inc.                     218,588   3,691,951       0.0%
#   Men's Wearhouse, Inc. (The)              39,170   2,216,630       0.0%
#   Meredith Corp.                          249,348  12,976,070       0.1%
#*  Meritage Homes Corp.                    867,926  37,121,195       0.3%
#*  Modine Manufacturing Co.                279,770   3,438,373       0.0%
*   Monarch Casino & Resort, Inc.            12,058     220,661       0.0%
#*  Motorcar Parts of America, Inc.          52,960   1,548,021       0.0%
    Movado Group, Inc.                      468,530  13,718,558       0.1%
#   NACCO Industries, Inc. Class A          155,870   7,634,513       0.1%
    National CineMedia, Inc.                 24,440     372,466       0.0%
#*  Nevada Gold & Casinos, Inc.             109,154     183,379       0.0%
*   New York & Co., Inc.                    188,869     477,839       0.0%
*   Nobility Homes, Inc.                      3,827      43,532       0.0%
#*  Office Depot, Inc.                    2,246,234  20,710,277       0.2%
*   P&F Industries, Inc. Class A             24,537     159,491       0.0%
#*  Pacific Sunwear of California, Inc.   1,341,118   2,816,348       0.0%
    Penske Automotive Group, Inc.         1,195,305  58,342,837       0.5%
#*  Pep Boys-Manny, Moe & Jack (The)      1,559,430  14,284,379       0.1%
*   Perfumania Holdings, Inc.                89,183     486,939       0.0%
#*  Perry Ellis International, Inc.         464,685  11,115,265       0.1%
*   Pinnacle Entertainment, Inc.              1,763      64,808       0.0%
*   QEP Co., Inc.                            42,217     692,570       0.0%
#*  Quiksilver, Inc.                      1,462,101   2,427,088       0.0%
#*  Radio One, Inc. Class D                 623,107   2,224,492       0.0%
*   RCI Hospitality Holdings, Inc.          288,823   3,289,694       0.0%
*   Reading International, Inc. Class A     168,095   2,239,025       0.0%
*   Red Lion Hotels Corp.                   534,600   3,742,200       0.0%
#*  Regis Corp.                           1,860,230  30,731,000       0.3%
    Remy International, Inc.                289,616   6,443,956       0.1%
#   Rent-A-Center, Inc.                   1,917,613  56,761,345       0.5%
    Rocky Brands, Inc.                      185,632   4,165,582       0.0%
#*  Ruby Tuesday, Inc.                    1,814,269  13,207,878       0.1%
#   Ryland Group, Inc. (The)                426,676  17,587,585       0.2%
#   Saga Communications, Inc. Class A       155,524   6,219,405       0.1%
#   Salem Media Group, Inc. Class A         121,257     591,734       0.0%
#   Scholastic Corp.                      1,407,493  57,200,516       0.5%
#*  Sequential Brands Group, Inc.             9,025     111,910       0.0%
#*  Shiloh Industries, Inc.                 219,621   2,554,192       0.0%
    Shoe Carnival, Inc.                     596,404  15,572,108       0.1%
*   Sizmek, Inc.                            270,617   1,883,494       0.0%
#*  Skechers U.S.A., Inc. Class A           806,551  72,525,066       0.6%
*   Skullcandy, Inc.                        349,256   3,775,457       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Consumer Discretionary -- (Continued)
*   Skyline Corp.                          1,465 $        5,245       0.0%
#   Sonic Automotive, Inc. Class A       290,025      6,772,084       0.1%
*   Spanish Broadcasting System, Inc.
      Class A                              8,699         53,934       0.0%
    Spartan Motors, Inc.                 742,910      3,499,106       0.0%
#   Speedway Motorsports, Inc.           961,400     22,016,060       0.2%
    Stage Stores, Inc.                 1,130,384     21,827,715       0.2%
#   Standard Motor Products, Inc.        259,437      9,806,719       0.1%
#*  Standard Pacific Corp.             4,319,016     34,984,030       0.3%
*   Stanley Furniture Co., Inc.           93,359        251,136       0.0%
*   Starz Class B                          2,327         90,381       0.0%
    Stein Mart, Inc.                      18,239        215,767       0.0%
*   Steiner Leisure, Ltd.                 42,301      2,040,600       0.0%
#*  Stoneridge, Inc.                     172,650      2,078,706       0.0%
#   Strattec Security Corp.               60,681      4,555,323       0.0%
#   Superior Industries
      International, Inc.                779,330     14,495,538       0.1%
    Superior Uniform Group, Inc.         289,284      4,917,828       0.0%
    Sypris Solutions, Inc.               278,004        425,346       0.0%
#*  Systemax, Inc.                        32,965        344,484       0.0%
*   Tilly's, Inc. Class A                  5,094         67,954       0.0%
#   Time, Inc.                           878,645     20,059,465       0.2%
*   Trans World Entertainment Corp.      641,067      2,410,412       0.0%
#*  TRI Pointe Homes, Inc.               324,032      4,627,177       0.0%
#*  Tuesday Morning Corp.              1,049,012     16,595,370       0.1%
#*  Unifi, Inc.                          441,743     15,589,110       0.1%
*   Universal Electronics, Inc.            8,876        478,771       0.0%
    Universal Technical Institute,
      Inc.                                58,784        496,725       0.0%
#*  VOXX International Corp.             471,944      4,497,626       0.0%
#   Wendy's Co. (The)                  5,376,970     54,414,936       0.5%
*   West Marine, Inc.                    640,832      6,440,362       0.1%
#   Weyco Group, Inc.                      1,700         48,450       0.0%
#*  William Lyon Homes Class A           294,964      6,385,971       0.1%
*   Zagg, Inc.                           335,203      2,792,241       0.0%
                                                 --------------      ----
Total Consumer Discretionary                      1,893,308,915      15.5%
                                                 --------------      ----
Consumer Staples -- (2.9%)
*   Alliance One International, Inc.   1,647,565      2,174,786       0.0%
    Andersons, Inc. (The)                264,387     11,286,681       0.1%
#*  Boulder Brands, Inc.                 352,290      3,360,847       0.0%
*   Bridgford Foods Corp.                 37,720        298,931       0.0%
*   CCA Industries, Inc.                  32,097         99,180       0.0%
*   Central Garden & Pet Co.             327,825      3,034,020       0.0%
#*  Central Garden and Pet Co. Class A 1,038,543     10,177,721       0.1%
#*  Craft Brew Alliance, Inc.            257,662      3,388,255       0.0%
*   Cuisine Solutions, Inc.              145,377        443,400       0.0%
*   Darling Ingredients, Inc.          1,863,847     25,460,150       0.2%
#   Dean Foods Co.                     1,263,687     20,534,914       0.2%
#*  Farmer Bros Co.                        4,320        107,698       0.0%
#   Fresh Del Monte Produce, Inc.      1,822,914     67,320,214       0.6%
*   HRG Group, Inc.                      278,564      3,490,407       0.0%
#   Ingles Markets, Inc. Class A         269,408     11,277,419       0.1%
#   John B. Sanfilippo & Son, Inc.       214,706     11,166,859       0.1%
*   Landec Corp.                         715,454     10,166,601       0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Mannatech, Inc.                          3,084 $     59,552       0.0%
#   MGP Ingredients, Inc.                  290,777    4,082,509       0.0%
*   Natural Alternatives International,
      Inc.                                  94,109      528,893       0.0%
#   Nature's Sunshine Products, Inc.         6,244       81,234       0.0%
#*  Nutraceutical International Corp.       65,003    1,267,559       0.0%
#   Oil-Dri Corp. of America                73,605    2,415,716       0.0%
*   Omega Protein Corp.                    624,322    7,978,835       0.1%
#   Orchids Paper Products Co.               8,396      180,430       0.0%
#*  Post Holdings, Inc.                  1,033,873   48,529,999       0.4%
#*  Reliv International, Inc.               12,603       14,115       0.0%
#*  Revlon, Inc. Class A                    33,302    1,302,441       0.0%
#*  Roundy's, Inc.                           8,757       44,135       0.0%
*   Seaboard Corp.                          18,588   66,916,800       0.6%
#*  Seneca Foods Corp. Class A             102,163    2,944,338       0.0%
*   Seneca Foods Corp. Class B              24,265      799,653       0.0%
#   Snyder's-Lance, Inc.                   238,372    7,039,125       0.1%
    SpartanNash Co.                      1,062,645   32,060,000       0.3%
#   Spectrum Brands Holdings, Inc.          39,924    3,650,251       0.0%
#*  TreeHouse Foods, Inc.                  106,663    8,667,435       0.1%
#   Universal Corp.                        845,882   39,781,831       0.3%
    Village Super Market, Inc. Class A       2,199       70,214       0.0%
#   Weis Markets, Inc.                      32,887    1,458,538       0.0%
                                                   ------------       ---
Total Consumer Staples                              413,661,686       3.4%
                                                   ------------       ---
Energy -- (7.8%)
#   Adams Resources & Energy, Inc.         108,591    5,060,341       0.0%
#   Alon USA Energy, Inc.                2,381,581   38,319,638       0.3%
#*  Alpha Natural Resources, Inc.        3,092,452    2,504,886       0.0%
#*  Approach Resources, Inc.                23,097      202,561       0.0%
#   Atwood Oceanics, Inc.                  324,734   10,839,621       0.1%
*   Barnwell Industries, Inc.              142,853      439,987       0.0%
#*  Basic Energy Services, Inc.            935,700    9,534,783       0.1%
#   Bristow Group, Inc.                  1,363,054   84,686,545       0.7%
#*  C&J Energy Services, Ltd.              302,193    5,273,268       0.1%
#*  Callon Petroleum Co.                 1,526,439   13,646,365       0.1%
#*  Clayton Williams Energy, Inc.            3,954      220,119       0.0%
#*  Cloud Peak Energy, Inc.              1,434,523    9,310,054       0.1%
#   Comstock Resources, Inc.             1,579,419    8,481,480       0.1%
#*  Contango Oil & Gas Co.                 446,118   11,184,178       0.1%
#   CVR Energy, Inc.                        17,562      703,182       0.0%
#*  Dawson Geophysical Co.                 383,606    2,182,718       0.0%
    Delek US Holdings, Inc.              2,312,487   85,377,020       0.7%
#   DHT Holdings, Inc.                   1,313,474   10,507,792       0.1%
#*  Emerald Oil, Inc.                       27,559       17,638       0.0%
#   Energy XXI, Ltd.                     1,320,781    5,771,813       0.1%
#*  EP Energy Corp. Class A                 91,153    1,346,330       0.0%
*   Era Group, Inc.                        605,051   13,420,031       0.1%
    Exterran Holdings, Inc.              2,670,497   98,995,324       0.8%
*   Forum Energy Technologies, Inc.        224,529    5,222,545       0.0%
#   GasLog, Ltd.                           509,513   11,357,045       0.1%
#*  Gastar Exploration, Inc.                99,227      360,194       0.0%
#   Green Plains, Inc.                   1,176,103   36,623,847       0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Energy -- (Continued)
#   Gulf Island Fabrication, Inc.           303,472 $ 4,002,796       0.0%
#   Gulfmark Offshore, Inc. Class A         870,027  13,059,105       0.1%
#*  Halcon Resources Corp.                  221,233     329,637       0.0%
#   Hallador Energy Co.                      47,485     545,603       0.0%
#*  Harvest Natural Resources, Inc.         293,150     187,675       0.0%
*   Helix Energy Solutions Group, Inc.    3,976,422  65,531,435       0.5%
#*  Hercules Offshore, Inc.               5,015,395   4,037,895       0.0%
#*  Hornbeck Offshore Services, Inc.      1,367,870  31,255,829       0.3%
#*  ION Geophysical Corp.                   277,760     633,293       0.0%
#*  Key Energy Services, Inc.             3,454,820   8,429,761       0.1%
#*  Laredo Petroleum, Inc.                    7,200     113,760       0.0%
#*  Matador Resources Co.                   314,036   8,705,078       0.1%
*   Matrix Service Co.                       55,393   1,216,984       0.0%
#*  McDermott International, Inc.         2,578,174  13,535,413       0.1%
*   Mexco Energy Corp.                          733       3,859       0.0%
#*  Midstates Petroleum Co., Inc.            15,989      18,387       0.0%
#*  Mitcham Industries, Inc.                212,817   1,042,803       0.0%
*   Natural Gas Services Group, Inc.        324,373   8,222,856       0.1%
#*  Newpark Resources, Inc.               2,063,169  21,168,114       0.2%
#*  Northern Oil and Gas, Inc.            1,441,460  12,742,506       0.1%
#*  Oil States International, Inc.           86,048   4,095,024       0.0%
#*  Overseas Shipholding Group, Inc.        776,519   2,632,399       0.0%
#*  Pacific Drilling SA                     375,919   1,755,542       0.0%
#*  Parker Drilling Co.                   3,721,272  13,954,770       0.1%
#   Patterson-UTI Energy, Inc.              190,101   4,248,757       0.0%
#   PBF Energy, Inc. Class A              1,372,005  38,937,502       0.3%
#*  PDC Energy, Inc.                      1,124,044  63,778,257       0.5%
#*  Penn Virginia Corp.                   1,559,021  10,414,260       0.1%
#*  PHI, Inc. Non-Voting                    324,998  10,182,187       0.1%
*   PHI, Inc. Voting                          1,686      51,634       0.0%
*   Pioneer Energy Services Corp.         1,907,098  14,207,880       0.1%
#*  Renewable Energy Group, Inc.          1,175,724  10,828,418       0.1%
#*  REX American Resources Corp.            234,850  14,847,217       0.1%
#*  Rosetta Resources, Inc.                 351,838   8,032,462       0.1%
#   Rowan Cos. P.L.C. Class A             1,966,953  41,679,734       0.3%
#*  RSP Permian, Inc.                        56,947   1,652,602       0.0%
#*  SandRidge Energy, Inc.                  455,669     861,214       0.0%
#   Scorpio Tankers, Inc.                 2,387,639  22,300,548       0.2%
#*  SEACOR Holdings, Inc.                   639,222  46,445,871       0.4%
#   Ship Finance International, Ltd.        295,576   4,658,278       0.0%
#*  Steel Excel, Inc.                       421,014   8,441,331       0.1%
#*  Stone Energy Corp.                    1,185,752  20,240,787       0.2%
#   Superior Energy Services, Inc.          915,588  23,347,494       0.2%
#*  Swift Energy Co.                        715,479   2,160,747       0.0%
#   Teekay Tankers, Ltd. Class A             76,795     483,808       0.0%
#   Tesco Corp.                             698,735   8,985,732       0.1%
*   TETRA Technologies, Inc.              1,531,462  11,057,156       0.1%
#   Tidewater, Inc.                         533,321  14,767,658       0.1%
#*  Triangle Petroleum Corp.              1,631,811   9,741,912       0.1%
#*  Unit Corp.                              379,169  13,210,248       0.1%
*   US Energy Corp. Wyoming                  10,022      12,427       0.0%
#*  Vaalco Energy, Inc.                     819,937   2,025,244       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Energy -- (Continued)
#   W&T Offshore, Inc.                   931,769 $    5,991,275       0.1%
#*  Warren Resources, Inc.               927,466      1,001,663       0.0%
    Western Refining, Inc.                43,736      1,926,571       0.0%
*   Westmoreland Coal Co.                 63,227      1,796,911       0.0%
*   Willbros Group, Inc.                 171,061        427,653       0.0%
    World Fuel Services Corp.             31,745      1,761,847       0.0%
                                                 --------------       ---
Total Energy                                      1,109,317,114       9.0%
                                                 --------------       ---
Financials -- (21.5%)
*   1st Constitution Bancorp              18,844        213,691       0.0%
#   1st Source Corp.                     599,426     18,654,137       0.2%
#   A-Mark Precious Metals, Inc.          78,247        827,853       0.0%
    Access National Corp.                 35,267        666,546       0.0%
    Alexander & Baldwin, Inc.            257,450     10,421,576       0.1%
    Alliance Bancorp, Inc. of
      Pennsylvania                         2,078         43,326       0.0%
#*  Altisource Asset Management Corp.     18,447      4,132,128       0.0%
#*  Ambac Financial Group, Inc.          209,698      4,825,151       0.1%
    Ameriana Bancorp                      34,757        573,491       0.0%
    American Equity Investment Life
      Holding Co.                      2,408,374     64,905,679       0.5%
*   American Independence Corp.            8,517         86,618       0.0%
#   American National Bankshares, Inc.     1,200         27,012       0.0%
    American National Insurance Co.        6,185        618,871       0.0%
*   American River Bankshares            142,147      1,385,933       0.0%
    Ameris Bancorp                       123,391      3,083,541       0.0%
#   AmeriServ Financial, Inc.            323,958      1,039,905       0.0%
    Argo Group International
      Holdings, Ltd.                   1,121,078     54,921,611       0.5%
    Aspen Insurance Holdings, Ltd.     1,545,152     72,204,953       0.6%
#   Associated Banc-Corp               2,284,567     42,972,705       0.4%
*   Asta Funding, Inc.                   222,408      1,868,227       0.0%
    Astoria Financial Corp.            2,665,205     35,100,750       0.3%
    Atlantic American Corp.              238,675        945,153       0.0%
#*  Atlantic Coast Financial Corp.        14,593         61,145       0.0%
#*  Atlanticus Holdings Corp.            262,883        722,928       0.0%
#*  AV Homes, Inc.                       231,885      3,659,145       0.0%
    Baldwin & Lyons, Inc. Class A          3,124         74,476       0.0%
    Baldwin & Lyons, Inc. Class B        368,143      8,353,165       0.1%
    Banc of California, Inc.             122,736      1,521,926       0.0%
#   Bancorp of New Jersey, Inc.              400          4,560       0.0%
#*  Bancorp, Inc. (The)                  316,783      3,085,466       0.0%
    Bank Mutual Corp.                    293,688      2,111,617       0.0%
    Bank of Commerce Holdings             15,477         88,219       0.0%
#   BankFinancial Corp.                  521,938      6,680,806       0.1%
    Banner Corp.                          94,855      4,289,343       0.0%
    Bar Harbor Bankshares                    795         27,992       0.0%
#   BBCN Bancorp, Inc.                   241,256      3,423,423       0.0%
#*  BBX Capital Corp. Class A             73,037      1,338,768       0.0%
    BCB Bancorp, Inc.                     25,972        317,897       0.0%
*   Bear State Financial, Inc.           115,425      1,147,325       0.0%
    Berkshire Bancorp, Inc.                4,650         37,200       0.0%
    Berkshire Hills Bancorp, Inc.        628,381     17,600,952       0.2%
*   BNCCORP, Inc.                         29,762        502,978       0.0%
    Boston Private Financial
      Holdings, Inc.                     120,460      1,584,049       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Financials -- (Continued)
#*  Bridge Capital Holdings                 16,974 $    459,147       0.0%
    Brookline Bancorp, Inc.              1,359,916   14,646,295       0.1%
    C&F Financial Corp.                     14,960      524,498       0.0%
    Calamos Asset Management, Inc.
      Class A                              167,512    2,072,123       0.0%
    California First National Bancorp      142,816    1,940,869       0.0%
#   Camden National Corp.                    2,689      103,042       0.0%
    Cape Bancorp, Inc.                      38,764      376,011       0.0%
#*  Capital Bank Financial Corp. Class A   137,627    3,732,444       0.0%
#   Capital City Bank Group, Inc.           63,602      894,880       0.0%
#   Capitol Federal Financial, Inc.      2,293,033   27,516,396       0.2%
*   Carolina Bank Holdings, Inc.             4,214       46,396       0.0%
*   Cascade Bancorp                        337,795    1,628,172       0.0%
#   Cash America International, Inc.       632,403   16,391,886       0.1%
    Cathay General Bancorp               1,107,379   31,648,892       0.3%
#   Centerstate Banks, Inc.                 78,175      950,608       0.0%
#   Central Pacific Financial Corp.        129,570    2,967,153       0.0%
#   Century Bancorp, Inc. Class A           19,731      762,209       0.0%
    Charter Financial Corp.                  8,370      100,189       0.0%
#   Chemical Financial Corp.               663,203   20,492,973       0.2%
#   Chicopee Bancorp, Inc.                  38,643      631,427       0.0%
    Citizens Community Bancorp, Inc.        42,530      384,897       0.0%
*   Citizens First Corp.                     5,422       67,775       0.0%
#*  Citizens, Inc.                           4,630       26,113       0.0%
#   Clifton Bancorp, Inc.                   51,994      709,718       0.0%
#   CNO Financial Group, Inc.            8,460,765  143,833,005       1.2%
    Codorus Valley Bancorp, Inc.            17,523      365,530       0.0%
*   Colony Bankcorp, Inc.                   12,037      100,990       0.0%
    Community Bank Shares of Indiana,
      Inc.                                   2,455       68,544       0.0%
*   Community Bankers Trust Corp.              300        1,338       0.0%
    Community Trust Bancorp, Inc.            8,472      271,782       0.0%
    Community West Bancshares               23,717      160,327       0.0%
#*  Consumer Portfolio Services, Inc.      328,996    2,102,284       0.0%
#*  Cowen Group, Inc. Class A            1,408,515    7,873,599       0.1%
*   Customers Bancorp, Inc.                 45,973    1,158,979       0.0%
#   Dime Community Bancshares, Inc.        148,147    2,358,500       0.0%
    Donegal Group, Inc. Class A            491,740    7,430,191       0.1%
    Donegal Group, Inc. Class B             54,693    1,108,901       0.0%
    Eagle Bancorp Montana, Inc.              1,125       12,296       0.0%
    Eastern Virginia Bankshares, Inc.       22,219      139,980       0.0%
    EMC Insurance Group, Inc.              293,400   10,163,376       0.1%
    Employers Holdings, Inc.                79,136    1,931,710       0.0%
#   Endurance Specialty Holdings, Ltd.   1,510,617   91,211,054       0.8%
#*  Enova International, Inc.              305,982    5,663,727       0.1%
#*  Enstar Group, Ltd.                       7,000      994,280       0.0%
#   Enterprise Bancorp, Inc.                 4,006       85,969       0.0%
    Enterprise Financial Services Corp.     94,126    1,932,407       0.0%
    ESSA Bancorp, Inc.                     176,522    2,268,308       0.0%
    Evans Bancorp, Inc.                      5,783      141,539       0.0%
#*  Ezcorp, Inc. Class A                   661,220    6,083,224       0.1%
*   Farmers Capital Bank Corp.              57,164    1,335,351       0.0%
    FBL Financial Group, Inc. Class A      791,367   46,112,955       0.4%
    Federal Agricultural Mortgage Corp.
      Class A                                3,592       91,506       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
      Federal Agricultural Mortgage
        Corp. Class C                       264,694 $ 8,321,979       0.1%
      Federated National Holding Co.        103,086   2,968,877       0.0%
      Fidelity Southern Corp.                53,828     904,310       0.0%
      Financial Institutions, Inc.          197,676   4,655,270       0.1%
*     First Acceptance Corp.                865,637   2,484,378       0.0%
#     First American Financial Corp.      2,056,410  71,542,504       0.6%
      First Bancorp of Indiana, Inc.          5,430      86,880       0.0%
#     First Bancorp, Inc.                     1,656      27,622       0.0%
#     First Bancorp.                        103,348   1,677,338       0.0%
*     First BanCorp.                      1,238,055   7,440,711       0.1%
#*    First Bancshares, Inc.                 22,105     159,819       0.0%
      First Bancshares, Inc. (The)            2,580      41,667       0.0%
#     First Business Financial Services,
        Inc.                                 22,303   1,013,002       0.0%
      First Citizens BancShares, Inc.
        Class A                              17,455   4,195,135       0.0%
#     First Commonwealth Financial Corp.  2,473,016  22,306,604       0.2%
      First Community Bancshares, Inc.      107,703   1,805,102       0.0%
#     First Connecticut Bancorp, Inc.        14,145     209,063       0.0%
      First Defiance Financial Corp.        212,698   7,444,430       0.1%
#     First Federal of Northern Michigan
        Bancorp, Inc.                        31,310     187,547       0.0%
#     First Financial Corp.                 169,574   5,757,037       0.1%
      First Financial Northwest, Inc.       246,230   2,930,137       0.0%
#     First Interstate Bancsystem, Inc.     367,950   9,956,727       0.1%
*     First Marblehead Corp. (The)            3,318      20,937       0.0%
      First Merchants Corp.                 900,041  20,313,925       0.2%
      First Midwest Bancorp, Inc.         1,600,603  27,370,311       0.2%
(o)*  First Place Financial Corp.           203,821          15       0.0%
      First South Bancorp, Inc.               8,902      74,510       0.0%
#*    First United Corp.                     70,785     608,751       0.0%
#     First West Virginia Bancorp, Inc.       9,474     210,797       0.0%
#     FirstMerit Corp.                      852,105  16,505,274       0.1%
*     Flagstar Bancorp, Inc.                162,092   2,784,741       0.0%
#     Flushing Financial Corp.              423,847   8,120,909       0.1%
#     FNB Corp.                           2,259,135  29,978,721       0.3%
#*    Forestar Group, Inc.                  313,909   4,633,297       0.0%
      Fox Chase Bancorp, Inc.                45,440     755,667       0.0%
#*    FRP Holdings, Inc.                      7,369     255,852       0.0%
      Fulton Financial Corp.              4,177,031  50,792,697       0.4%
*     GAINSCO, Inc.                             100       1,245       0.0%
*     Global Indemnity P.L.C.               258,588   7,098,241       0.1%
#     Great Southern Bancorp, Inc.            4,777     188,309       0.0%
#*    Greenlight Capital Re, Ltd. Class A   215,845   6,559,530       0.1%
#     Griffin Land & Nurseries, Inc.         20,082     628,567       0.0%
#     Guaranty Bancorp                       97,975   1,542,127       0.0%
      Guaranty Federal Bancshares, Inc.      32,452     481,588       0.0%
*     Hallmark Financial Services, Inc.     453,342   5,023,029       0.1%
#     Hancock Holding Co.                   730,331  21,259,935       0.2%
#     Hanover Insurance Group, Inc. (The) 1,232,968  84,544,616       0.7%
      Harleysville Savings Financial
        Corp.                                14,292     264,402       0.0%
      Hawthorn Bancshares, Inc.              29,321     407,562       0.0%
#     Heartland Financial USA, Inc.          11,932     410,580       0.0%
      Heritage Commerce Corp.               204,427   1,821,445       0.0%
#     Heritage Financial Corp.               88,615   1,497,594       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    Heritage Financial Group, Inc.           11,730 $   322,575       0.0%
    HF Financial Corp.                      127,909   1,866,192       0.0%
*   Hilltop Holdings, Inc.                1,026,901  20,650,979       0.2%
    Hingham Institution for Savings           1,632     180,826       0.0%
*   HMN Financial, Inc.                     102,799   1,214,056       0.0%
    Home Bancorp, Inc.                        6,475     140,184       0.0%
*   HomeStreet, Inc.                         67,981   1,405,847       0.0%
*   HomeTrust Bancshares, Inc.               51,663     808,009       0.0%
    HopFed Bancorp, Inc.                     72,033     935,709       0.0%
    Horace Mann Educators Corp.             978,024  33,223,475       0.3%
#   Horizon Bancorp                          21,727     507,325       0.0%
#   Iberiabank Corp.                        398,064  24,803,368       0.2%
#*  Imperial Holdings, Inc.                  69,783     466,150       0.0%
#   Independence Holding Co.                283,929   3,532,077       0.0%
    Independent Bank Corp.                   44,809     593,271       0.0%
    Infinity Property & Casualty Corp.      466,507  34,591,494       0.3%
#   International Bancshares Corp.          931,937  24,211,723       0.2%
#*  INTL. FCStone, Inc.                      41,831   1,342,775       0.0%
*   Investment Technology Group, Inc.       243,957   6,950,335       0.1%
    Investors Title Co.                      43,302   3,196,554       0.0%
#*  Jacksonville Bancorp, Inc.                  625       6,953       0.0%
#   Janus Capital Group, Inc.             2,759,995  49,403,911       0.4%
    JMP Group LLC                            94,442     727,203       0.0%
#*  KCG Holdings, Inc. Class A              479,797   6,160,593       0.1%
#   Kemper Corp.                          1,729,296  65,142,580       0.5%
    Lake Shore Bancorp, Inc.                    697       9,410       0.0%
    Lakeland Bancorp, Inc.                  225,535   2,559,822       0.0%
    Landmark Bancorp, Inc.                   26,876     693,938       0.0%
#*  LendingTree, Inc.                       122,196   6,724,446       0.1%
    LNB Bancorp, Inc.                       215,712   3,878,502       0.0%
    Louisiana Bancorp, Inc.                   1,005      20,914       0.0%
#   Macatawa Bank Corp.                     147,154     772,559       0.0%
*   Magyar Bancorp, Inc.                     36,773     316,432       0.0%
#   Maiden Holdings, Ltd.                 1,547,278  22,481,949       0.2%
#   MainSource Financial Group, Inc.        512,880   9,872,940       0.1%
*   Malvern Bancorp, Inc.                     1,022      13,797       0.0%
    Marlin Business Services Corp.          348,556   6,960,663       0.1%
#*  Maui Land & Pineapple Co., Inc.          12,148      68,879       0.0%
#   MB Financial, Inc.                    1,684,420  50,751,575       0.4%
#*  MBIA, Inc.                            7,271,848  63,628,670       0.5%
*   MBT Financial Corp.                     358,206   2,056,102       0.0%
#   Meadowbrook Insurance Group, Inc.     1,509,682  12,892,684       0.1%
#   Mercantile Bank Corp.                   214,527   4,251,925       0.0%
*   Meridian Bancorp, Inc.                   43,547     559,579       0.0%
    Meta Financial Group, Inc.               53,029   2,169,416       0.0%
#   Metro Bancorp, Inc.                     397,110  10,181,900       0.1%
    Mid Penn Bancorp, Inc.                    4,664      72,712       0.0%
    MidSouth Bancorp, Inc.                   15,212     197,300       0.0%
#   MidWestOne Financial Group, Inc.         16,034     468,995       0.0%
#   Montpelier Re Holdings, Ltd.          1,977,273  75,353,874       0.6%
*   MSB Financial Corp.                       3,087      35,701       0.0%
    MutualFirst Financial, Inc.             140,766   3,033,507       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    National Bank Holdings Corp. Class A    168,040 $ 3,192,760       0.0%
    National Penn Bancshares, Inc.          730,342   7,595,557       0.1%
    National Security Group, Inc. (The)      11,290     162,237       0.0%
#   National Western Life Insurance Co.
      Class A                                65,017  15,578,723       0.1%
*   Navigators Group, Inc. (The)            465,338  36,319,631       0.3%
#   NBT Bancorp, Inc.                        65,088   1,571,875       0.0%
    Nelnet, Inc. Class A                    467,195  20,916,320       0.2%
#   New Hampshire Thrift Bancshares, Inc.    90,405   1,405,798       0.0%
#   NewBridge Bancorp                       119,114     958,868       0.0%
#*  NewStar Financial, Inc.                 505,136   5,809,064       0.1%
*   Nicholas Financial, Inc.                 34,422     434,750       0.0%
    Northeast Bancorp                        13,957     130,498       0.0%
    Northeast Community Bancorp, Inc.        10,981      83,346       0.0%
#   Northfield Bancorp, Inc.                494,461   7,135,072       0.1%
#   Northrim BanCorp, Inc.                  142,013   3,538,964       0.0%
    Northway Financial, Inc.                  7,359     153,803       0.0%
#   Northwest Bancshares, Inc.            2,296,851  28,274,236       0.2%
#   Norwood Financial Corp.                     504      15,065       0.0%
#   Ocean Shore Holding Co.                  18,712     292,281       0.0%
    OceanFirst Financial Corp.                1,400      23,492       0.0%
    OFG Bancorp                           1,140,650  16,071,759       0.1%
    Old Line Bancshares, Inc.                39,695     637,502       0.0%
    Old National Bancorp.                 1,512,135  20,655,764       0.2%
#*  Old Second Bancorp, Inc.                317,787   1,870,177       0.0%
    OneBeacon Insurance Group, Ltd.
      Class A                                23,304     351,424       0.0%
    Oppenheimer Holdings, Inc. Class A       86,061   2,055,997       0.0%
    Oritani Financial Corp.                  42,849     638,450       0.0%
    Pacific Continental Corp.                58,923     760,107       0.0%
*   Pacific Mercantile Bancorp              108,694     781,510       0.0%
*   Pacific Premier Bancorp, Inc.            61,527     963,513       0.0%
#   PacWest Bancorp                         164,004   7,396,580       0.1%
    Park Sterling Corp.                     751,023   5,031,854       0.1%
*   Patriot National Bancorp, Inc.            7,682     119,071       0.0%
    Peoples Bancorp of North Carolina,
      Inc.                                   32,318     597,883       0.0%
    Peoples Bancorp, Inc.(709788202)         14,576     457,686       0.0%
    Peoples Bancorp, Inc.(709789101)        296,444   6,874,536       0.1%
#*  PHH Corp.                             2,028,095  50,945,746       0.4%
#*  Phoenix Cos., Inc. (The)                103,253   3,521,960       0.0%
#*  PICO Holdings, Inc.                      13,114     236,183       0.0%
#   Pinnacle Financial Partners, Inc.       388,455  18,509,881       0.2%
#*  Piper Jaffray Cos.                      341,899  17,248,805       0.2%
#   Preferred Bank                           28,984     816,769       0.0%
    Premier Financial Bancorp, Inc.         154,104   2,294,609       0.0%
    PrivateBancorp, Inc.                     14,461     536,069       0.0%
    ProAssurance Corp.                      303,618  13,647,629       0.1%
    Provident Financial Holdings, Inc.      194,169   3,213,497       0.0%
#   Provident Financial Services, Inc.    2,309,769  41,575,842       0.4%
    Prudential Bancorp, Inc.                     94       1,230       0.0%
    PSB Holdings, Inc.                        2,619      19,957       0.0%
    Pulaski Financial Corp.                 233,961   3,092,964       0.0%
    QC Holdings, Inc.                         1,979       4,017       0.0%
    QCR Holdings, Inc.                        2,479      45,961       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
#*  Regional Management Corp.                59,802 $   965,802       0.0%
    RenaissanceRe Holdings, Ltd.            268,574  27,526,149       0.2%
#   Renasant Corp.                          536,018  15,925,095       0.1%
    Republic Bancorp, Inc. Class A           17,452     415,009       0.0%
#*  Republic First Bancorp, Inc.             67,748     243,893       0.0%
#   Resource America, Inc. Class A          467,203   3,989,914       0.0%
    Riverview Bancorp, Inc.                 460,438   2,039,740       0.0%
*   Royal Bancshares of Pennsylvania,
      Inc. Class A                           16,564      29,815       0.0%
#*  Safeguard Scientifics, Inc.             225,411   4,055,144       0.0%
    Safety Insurance Group, Inc.            424,003  24,655,774       0.2%
    Salisbury Bancorp, Inc.                   3,107      93,987       0.0%
#   Sandy Spring Bancorp, Inc.              350,299   9,128,792       0.1%
    SB Financial Group, Inc.                 33,863     367,752       0.0%
*   Security National Financial Corp.
      Class A                                13,630      79,190       0.0%
*   Select Bancorp, Inc.                     40,342     284,411       0.0%
    Selective Insurance Group, Inc.       1,868,331  50,332,837       0.4%
#*  Shore Bancshares, Inc.                   10,316      95,010       0.0%
    SI Financial Group, Inc.                  8,587     103,645       0.0%
*   Siebert Financial Corp.                  46,158      77,084       0.0%
    Sierra Bancorp                          218,146   3,573,231       0.0%
#*  Southcoast Financial Corp.              123,556   1,019,337       0.0%
*   Southern First Bancshares, Inc.          67,157   1,208,826       0.0%
#   Southern Missouri Bancorp, Inc.             400       7,548       0.0%
#   Southern National Bancorp of
      Virginia, Inc.                          5,903      69,655       0.0%
    Southwest Bancorp, Inc.                 403,413   6,950,806       0.1%
    Southwest Georgia Financial Corp.         1,652      22,575       0.0%
    StanCorp Financial Group, Inc.          884,406  63,747,985       0.5%
#   State Auto Financial Corp.              840,592  19,854,783       0.2%
    Sterling Bancorp.                     1,374,556  17,841,737       0.2%
    Stewart Information Services Corp.      627,325  22,897,363       0.2%
*   Stratus Properties, Inc.                122,308   1,664,000       0.0%
    Summit State Bank                         8,558     115,961       0.0%
#*  Sun Bancorp, Inc.                       115,065   2,178,180       0.0%
    Susquehanna Bancshares, Inc.          6,444,540  86,614,618       0.7%
#   Sussex Bancorp                           30,750     344,400       0.0%
    Symetra Financial Corp.               1,946,215  46,222,606       0.4%
#   Synovus Financial Corp.                 861,076  23,817,362       0.2%
    TCF Financial Corp.                     152,187   2,383,248       0.0%
#   Territorial Bancorp, Inc.                21,411     494,594       0.0%
    Timberland Bancorp, Inc.                186,434   1,938,914       0.0%
#*  Trinity Place Holdings, Inc.            366,813   3,044,548       0.0%
#*  TriState Capital Holdings, Inc.          29,587     369,838       0.0%
#   Trustmark Corp.                         633,240  15,071,112       0.1%
#   Umpqua Holdings Corp.                 4,077,772  69,362,902       0.6%
*   Unico American Corp.                    145,800   1,545,480       0.0%
#   Union Bankshares Corp.                  731,706  15,921,923       0.1%
    United Bancshares, Inc.                   9,093     135,986       0.0%
    United Community Bancorp                  2,815      35,891       0.0%
    United Community Banks, Inc.             74,451   1,385,533       0.0%
#   United Community Financial Corp.        610,428   3,290,207       0.0%
    United Financial Bancorp, Inc.          379,338   4,836,560       0.1%
    United Fire Group, Inc.                 861,095  25,720,908       0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Financials -- (Continued)
*   United Security Bancshares            45,852 $      232,011       0.0%
    Unity Bancorp, Inc.                   57,080        528,561       0.0%
#   Universal Insurance Holdings, Inc.   182,764      4,389,991       0.0%
    VSB Bancorp, Inc.                        833         10,350       0.0%
*   Walker & Dunlop, Inc.                 50,895        974,130       0.0%
#   Washington Federal, Inc.           2,783,280     60,118,848       0.5%
#   Waterstone Financial, Inc.           193,387      2,463,750       0.0%
    Wayne Savings Bancshares, Inc.        22,033        292,819       0.0%
#   Webster Financial Corp.            2,642,412     94,677,622       0.8%
    WesBanco, Inc.                       692,361     21,816,295       0.2%
#   West Bancorporation, Inc.             65,095      1,234,201       0.0%
    Westfield Financial, Inc.            436,557      3,383,317       0.0%
#   Wintrust Financial Corp.           1,502,666     73,239,941       0.6%
    WSFS Financial Corp.                   7,234        514,844       0.0%
    WVS Financial Corp.                    1,740         21,559       0.0%
#*  Yadkin Financial Corp.                25,879        509,299       0.0%
                                                 --------------      ----
Total Financials                                  3,055,984,140      25.0%
                                                 --------------      ----
Health Care -- (5.6%)
#   Aceto Corp.                          454,044      8,799,373       0.1%
*   Addus HomeCare Corp.                  23,468        629,881       0.0%
#*  Affymetrix, Inc.                     165,154      2,003,318       0.0%
#*  Albany Molecular Research, Inc.      475,412      8,585,941       0.1%
*   Alere, Inc.                          977,757     46,423,902       0.4%
#*  Allied Healthcare Products, Inc.     206,631        314,079       0.0%
#*  Allscripts Healthcare Solutions,
      Inc.                             2,253,668     29,973,784       0.3%
*   Almost Family, Inc.                  123,317      5,337,160       0.1%
*   Alphatec Holdings, Inc.              149,915        212,879       0.0%
#*  Amedisys, Inc.                       516,088     14,352,407       0.1%
*   American Shared Hospital Services     87,469        232,668       0.0%
#*  Amsurg Corp.                         938,937     58,890,129       0.5%
*   AngioDynamics, Inc.                  935,985     15,621,590       0.1%
*   Arrhythmia Research Technology,
      Inc.                                 5,407         36,930       0.0%
#*  Bioanalytical Systems, Inc.            9,691         19,479       0.0%
#*  BioScrip, Inc.                       661,422      3,108,683       0.0%
#*  BioTelemetry, Inc.                   206,248      1,652,046       0.0%
#*  Capital Senior Living Corp.          144,209      3,773,950       0.0%
#   CONMED Corp.                         831,122     41,747,258       0.3%
#*  Cross Country Healthcare, Inc.       930,376     10,327,174       0.1%
#   CryoLife, Inc.                       308,394      3,145,619       0.0%
#*  Cumberland Pharmaceuticals, Inc.      34,674        227,461       0.0%
*   Cutera, Inc.                         381,112      5,190,745       0.1%
*   Cynosure, Inc. Class A                33,531      1,120,606       0.0%
#   Daxor Corp.                            2,648         20,390       0.0%
    Digirad Corp.                        253,185      1,065,909       0.0%
#*  Emergent Biosolutions, Inc.          108,777      3,229,589       0.0%
#*  Endocyte, Inc.                        22,850        132,530       0.0%
    Ensign Group, Inc. (The)               6,819        287,148       0.0%
#*  Enzo Biochem, Inc.                   488,218      1,367,010       0.0%
*   Exactech, Inc.                        45,170        986,965       0.0%
*   Five Star Quality Care, Inc.       1,115,239      4,739,766       0.0%
*   Genesis Healthcare, Inc.              43,049        297,469       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Health Care -- (Continued)
*      Greatbatch, Inc.                    593,371 $ 31,994,564       0.3%
#*     Halyard Health, Inc.                281,334   13,639,072       0.1%
#*     Hanger, Inc.                        331,058    7,395,836       0.1%
#*     Harvard Apparatus Regenerative
         Technology, Inc.                   43,963      118,700       0.0%
*      Harvard Bioscience, Inc.            190,105    1,055,083       0.0%
*      Health Net, Inc.                    698,237   36,762,178       0.3%
#*     Healthways, Inc.                    425,058    7,396,009       0.1%
*      ICU Medical, Inc.                     5,994      505,714       0.0%
*      InfuSystems Holdings, Inc.            2,117        6,478       0.0%
       Invacare Corp.                      603,419   12,110,619       0.1%
*      Iridex Corp.                         60,213      590,690       0.0%
*      Juniper Pharmaceuticals, Inc.         7,167       52,892       0.0%
       Kewaunee Scientific Corp.            68,740    1,076,468       0.0%
       Kindred Healthcare, Inc.          2,355,397   54,056,361       0.4%
#*     Lannett Co., Inc.                    44,753    2,573,298       0.0%
       LeMaitre Vascular, Inc.              65,887      596,936       0.0%
*      LHC Group, Inc.                     152,343    4,884,117       0.0%
*      LifePoint Hospitals, Inc.         1,892,213  141,688,909       1.2%
*      Magellan Health, Inc.               626,968   39,687,074       0.3%
#*     MedAssets, Inc.                      17,474      353,674       0.0%
(o)#*  MedCath Corp.                       622,045           --       0.0%
#*     MediciNova, Inc.                     18,700       72,556       0.0%
#*     Merit Medical Systems, Inc.         266,182    5,166,593       0.1%
*      Misonix, Inc.                       131,503    1,713,484       0.0%
#*     Molina Healthcare, Inc.             117,094    6,935,478       0.1%
#      National Healthcare Corp.               800       50,640       0.0%
*      Natus Medical, Inc.                  74,652    2,815,127       0.0%
*      Orthofix International NV           107,196    3,463,503       0.0%
#*     Pacific Biosciences of
         California, Inc.                    8,643       44,598       0.0%
#      Paratek Pharmaceuticals, Inc.           223        5,426       0.0%
#*     PDI, Inc.                           294,287      373,744       0.0%
*      PharMerica Corp.                    796,315   22,822,388       0.2%
#*     Prestige Brands Holdings, Inc.    1,233,861   48,429,044       0.4%
#*     RadNet, Inc.                        186,249    1,560,767       0.0%
#*     Retractable Technologies, Inc.       37,228      153,007       0.0%
#*     Rigel Pharmaceuticals, Inc.          36,828      156,887       0.0%
*      RTI Surgical, Inc.                  702,204    3,932,342       0.0%
       Select Medical Holdings Corp.       425,126    6,185,583       0.1%
#*     Stereotaxis, Inc.                     2,235        4,247       0.0%
#*     Sucampo Pharmaceuticals, Inc.
         Class A                           277,919    4,935,841       0.0%
*      Symmetry Surgical, Inc.             243,056    1,878,823       0.0%
#*     Triple-S Management Corp. Class B   704,779   13,193,463       0.1%
#*     Universal American Corp.          2,128,761   21,266,322       0.2%
*      VCA, Inc.                            64,827    3,304,232       0.0%
#*     WellCare Health Plans, Inc.         142,634   11,044,151       0.1%
                                                   ------------       ---
Total Health Care                                   789,906,756       6.4%
                                                   ------------       ---
Industrials -- (16.0%)
#      AAR Corp.                         1,219,958   36,891,530       0.3%
       ABM Industries, Inc.                449,422   14,403,975       0.1%
*      ACCO Brands Corp.                 2,282,414   17,962,598       0.2%
       Acme United Corp.                     2,707       50,012       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Industrials -- (Continued)
    Actuant Corp. Class A                  834,524 $ 19,878,362       0.2%
*   Aegion Corp.                         1,082,905   19,947,110       0.2%
#*  AeroCentury Corp.                       31,474      356,600       0.0%
*   Air Transport Services Group, Inc.   1,113,126   10,374,334       0.1%
#   Aircastle, Ltd.                      1,404,483   33,679,502       0.3%
    Alamo Group, Inc.                      313,908   19,393,236       0.2%
    Albany International Corp. Class A       8,412      329,750       0.0%
    Allied Motion Technologies, Inc.        44,049    1,291,517       0.0%
#*  Alpha PRO Tech, Ltd.                    38,864       91,330       0.0%
#   AMERCO                                 340,511  109,658,162       0.9%
#*  Ameresco, Inc. Class A                  91,223      613,019       0.0%
#   American Railcar Industries, Inc.      449,919   23,863,704       0.2%
*   AMREP Corp.                              8,733       45,237       0.0%
    Apogee Enterprises, Inc.                58,117    3,058,117       0.0%
*   ARC Document Solutions, Inc.           112,772      963,073       0.0%
#   ArcBest Corp.                          792,257   28,283,575       0.2%
#*  Arotech Corp.                           57,107      158,757       0.0%
    Astec Industries, Inc.                 180,234    7,584,247       0.1%
#*  Atlas Air Worldwide Holdings, Inc.     778,530   37,945,552       0.3%
*   Avalon Holdings Corp. Class A           51,820      186,552       0.0%
*   Avis Budget Group, Inc.                229,488   12,424,480       0.1%
#   Baltic Trading, Ltd.                   409,495      581,483       0.0%
    Barnes Group, Inc.                     583,265   23,388,926       0.2%
*   Beacon Roofing Supply, Inc.            567,692   16,871,806       0.1%
#*  BlueLinx Holdings, Inc.                759,249      812,396       0.0%
#   Briggs & Stratton Corp.              1,354,763   26,485,617       0.2%
#   Brink's Co. (The)                      108,207    2,864,239       0.0%
*   CAI International, Inc.                190,216    4,530,945       0.0%
#*  CBIZ, Inc.                             753,608    6,812,616       0.1%
    CDI Corp.                              460,055    6,275,150       0.1%
    Ceco Environmental Corp.               120,661    1,422,593       0.0%
    Celadon Group, Inc.                    262,131    6,773,465       0.1%
#*  Chart Industries, Inc.                  88,506    3,588,918       0.0%
    Chicago Rivet & Machine Co.             28,648      876,056       0.0%
    CIRCOR International, Inc.              26,892    1,469,379       0.0%
#   Civeo Corp.                            147,168      687,275       0.0%
    Columbus McKinnon Corp.                 64,671    1,640,057       0.0%
    Comfort Systems USA, Inc.               79,084    1,636,248       0.0%
    Compx International, Inc.               67,191      781,431       0.0%
    Con-way, Inc.                        1,250,383   51,390,741       0.4%
*   Continental Materials Corp.             14,260      239,568       0.0%
    Courier Corp.                           71,216    1,729,124       0.0%
#   Covanta Holding Corp.                3,022,647   61,329,508       0.5%
*   Covenant Transportation Group, Inc.
      Class A                              222,806    6,788,899       0.1%
*   CPI Aerostructures, Inc.                 4,140       45,685       0.0%
*   CRA International, Inc.                 65,831    1,922,265       0.0%
    Cubic Corp.                             86,968    4,311,873       0.0%
    Curtiss-Wright Corp.                   643,162   46,989,416       0.4%
#*  DigitalGlobe, Inc.                   1,148,545   36,948,693       0.3%
    Douglas Dynamics, Inc.                   1,820       39,585       0.0%
*   Ducommun, Inc.                         311,748    9,477,139       0.1%
*   Dycom Industries, Inc.                 439,565   20,211,199       0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Industrials -- (Continued)
#   Dynamic Materials Corp.                 56,053 $    750,550       0.0%
    Eastern Co. (The)                       74,595    1,488,916       0.0%
    Ecology and Environment, Inc.
      Class A                               35,051      307,397       0.0%
    EMCOR Group, Inc.                      217,066    9,687,656       0.1%
#   Encore Wire Corp.                      357,536   16,092,695       0.1%
    Engility Holdings, Inc.                231,795    6,460,127       0.1%
    Ennis, Inc.                            715,108   10,998,361       0.1%
#*  Erickson, Inc.                             700        2,485       0.0%
    ESCO Technologies, Inc.                254,985    9,357,950       0.1%
#*  Esterline Technologies Corp.         1,145,345  127,465,445       1.0%
    Federal Signal Corp.                   917,013   14,415,444       0.1%
*   Franklin Covey Co.                     213,063    3,971,494       0.0%
#*  FTI Consulting, Inc.                 1,011,091   41,565,951       0.3%
#*  Fuel Tech, Inc.                        141,932      378,958       0.0%
*   Furmanite Corp.                          6,900       50,370       0.0%
    G&K Services, Inc. Class A             567,509   40,066,135       0.3%
#   GATX Corp.                           1,763,892   95,955,725       0.8%
*   Gencor Industries, Inc.                 35,002      327,969       0.0%
#   General Cable Corp.                    992,158   16,182,097       0.1%
#*  Gibraltar Industries, Inc.             891,202   14,758,305       0.1%
    Global Power Equipment Group, Inc.      93,639    1,137,714       0.0%
*   Goldfield Corp. (The)                   30,010       50,117       0.0%
*   GP Strategies Corp.                    148,377    4,835,606       0.0%
#*  GrafTech International, Ltd.         1,411,305    6,830,716       0.1%
    Granite Construction, Inc.             398,099   13,818,016       0.1%
*   Great Lakes Dredge & Dock Corp.      1,767,488   10,251,430       0.1%
#   Greenbrier Cos., Inc. (The)            690,644   39,843,252       0.3%
#   Griffon Corp.                        1,509,131   25,368,492       0.2%
    H&E Equipment Services, Inc.            41,900    1,035,768       0.0%
    Hardinge, Inc.                         279,302    3,005,290       0.0%
#*  Hawaiian Holdings, Inc.                456,670   10,539,944       0.1%
#*  HC2 Holdings, Inc.                      10,700      118,342       0.0%
    Heidrick & Struggles International,
      Inc.                                 125,043    3,008,535       0.0%
*   Heritage-Crystal Clean, Inc.            22,095      258,953       0.0%
#*  Hill International, Inc.               531,095    2,044,716       0.0%
    Houston Wire & Cable Co.                81,939      773,504       0.0%
#*  Hub Group, Inc. Class A                 75,989    3,031,961       0.0%
*   Hudson Global, Inc.                    383,089      999,862       0.0%
    Hurco Cos., Inc.                       141,927    4,592,758       0.0%
#   Hyster-Yale Materials Handling, Inc.   252,119   18,490,407       0.2%
#*  ICF International, Inc.                189,017    7,277,155       0.1%
#*  InnerWorkings, Inc.                    243,961    1,544,273       0.0%
#   Insteel Industries, Inc.               194,756    3,945,757       0.0%
*   Integrated Electrical Services, Inc.     1,093        8,974       0.0%
*   Intelligent Systems Corp.               27,446       80,966       0.0%
#   International Shipholding Corp.        222,392    2,441,864       0.0%
#   Intersections, Inc.                    156,349      505,007       0.0%
#*  JetBlue Airways Corp.                5,279,787  108,394,027       0.9%
*   JPS Industries, Inc.                    42,199      421,990       0.0%
    Kadant, Inc.                           409,129   20,849,214       0.2%
#   KBR, Inc.                            1,478,085   25,822,145       0.2%
#   Kelly Services, Inc. Class A         1,029,576   16,905,638       0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Industrials -- (Continued)
    Kelly Services, Inc. Class B                567 $     9,883       0.0%
#   Kennametal, Inc.                        166,107   5,881,849       0.1%
*   Key Technology, Inc.                     10,099     133,307       0.0%
    Kimball International, Inc. Class B     808,997   8,187,050       0.1%
*   KLX, Inc.                                34,123   1,430,095       0.0%
    Korn/Ferry International                411,171  12,964,222       0.1%
#*  Kratos Defense & Security Solutions,
      Inc.                                1,116,961   6,109,777       0.1%
*   Lawson Products, Inc.                   201,534   4,725,972       0.0%
#*  Layne Christensen Co.                   481,737   3,237,273       0.0%
    LB Foster Co. Class A                    89,907   3,841,726       0.0%
#*  LMI Aerospace, Inc.                     154,706   1,746,631       0.0%
    LS Starrett Co. (The) Class A           184,453   3,486,162       0.0%
#   LSI Industries, Inc.                    235,158   2,107,016       0.0%
*   Lydall, Inc.                            417,771  11,212,974       0.1%
*   Magnetek, Inc.                           29,000   1,116,790       0.0%
#*  Manitex International, Inc.              66,068     654,734       0.0%
#   Marten Transport, Ltd.                  855,899  19,052,312       0.2%
*   MasTec, Inc.                            301,719   5,412,839       0.0%
*   Mastech Holdings, Inc.                   49,765     495,162       0.0%
    Matson, Inc.                            925,481  37,481,980       0.3%
    Matthews International Corp. Class A     31,372   1,522,483       0.0%
    McGrath RentCorp                        180,262   5,968,475       0.1%
*   Meritor, Inc.                            76,805   1,007,682       0.0%
*   Mfri, Inc.                              204,852   1,214,772       0.0%
    Miller Industries, Inc.                 304,441   6,813,390       0.1%
*   Mistras Group, Inc.                       2,572      46,193       0.0%
    Mobile Mini, Inc.                     1,213,033  46,750,292       0.4%
*   Moog, Inc. Class A                       70,232   4,907,812       0.0%
#*  MRC Global, Inc.                        708,069  10,337,807       0.1%
    Mueller Water Products, Inc. Class A  3,267,585  30,584,596       0.3%
#   Multi-Color Corp.                        32,599   2,046,565       0.0%
*   MYR Group, Inc.                         158,593   4,649,947       0.0%
*   Navigant Consulting, Inc.               649,320   9,389,167       0.1%
#*  NL Industries, Inc.                     169,582   1,249,819       0.0%
#   NN, Inc.                                472,500  11,888,100       0.1%
#*  Northwest Pipe Co.                      257,812   6,249,363       0.1%
#*  NOW, Inc.                                72,240   1,726,536       0.0%
*   NV5 Holdings, Inc.                        1,642      31,592       0.0%
#*  Orion Energy Systems, Inc.              105,731     319,308       0.0%
#*  Orion Marine Group, Inc.                340,916   2,870,513       0.0%
#   Oshkosh Corp.                             4,319     232,535       0.0%
#*  PAM Transportation Services, Inc.       157,983   9,256,224       0.1%
    Park-Ohio Holdings Corp.                 94,842   4,394,030       0.0%
*   Patrick Industries, Inc.                 88,689   5,326,661       0.0%
#*  Patriot Transportation Holding, Inc.      2,456      63,389       0.0%
#*  PMFG, Inc.                                7,327      32,532       0.0%
#   Powell Industries, Inc.                  18,089     600,374       0.0%
#*  PowerSecure International, Inc.         277,343   3,635,967       0.0%
#   Preformed Line Products Co.              44,160   1,852,512       0.0%
    Providence and Worcester Railroad Co.    88,450   1,629,249       0.0%
    Quad/Graphics, Inc.                     435,142   9,372,959       0.1%
*   Quality Distribution, Inc.              162,863   1,615,601       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Industrials -- (Continued)
#   Quanex Building Products Corp.       313,341 $    6,047,481       0.1%
    RCM Technologies, Inc.               215,529      1,329,814       0.0%
    Regal-Beloit Corp.                    20,313      1,588,477       0.0%
#*  Republic Airways Holdings, Inc.    1,610,866     19,717,000       0.2%
    Resources Connection, Inc.           118,072      1,860,815       0.0%
#*  Roadrunner Transportation
      Systems, Inc.                      343,277      8,399,988       0.1%
*   RPX Corp.                            403,035      6,271,225       0.1%
#*  Rush Enterprises, Inc. Class A       865,108     22,613,923       0.2%
*   Rush Enterprises, Inc. Class B       332,305      8,178,026       0.1%
*   Saia, Inc.                           546,488     22,269,386       0.2%
*   Servotronics, Inc.                    15,025        100,367       0.0%
#   SIFCO Industries, Inc.                68,152        992,975       0.0%
    Simpson Manufacturing Co., Inc.       12,371        405,521       0.0%
#   SkyWest, Inc.                      1,698,707     23,187,351       0.2%
*   SL Industries, Inc.                   28,931      1,201,504       0.0%
*   Sparton Corp.                        311,191      8,019,392       0.1%
    Standex International Corp.          118,588      9,590,212       0.1%
#*  Sterling Construction Co., Inc.      146,806        644,478       0.0%
    Supreme Industries, Inc. Class A     180,181      1,409,015       0.0%
#   TAL International Group, Inc.        421,835     16,257,521       0.1%
#*  Tecumseh Products Co.                471,624      1,542,210       0.0%
#   Terex Corp.                        1,346,959     36,987,494       0.3%
    Tetra Tech, Inc.                     756,604     20,511,534       0.2%
#   Textainer Group Holdings, Ltd.           752         22,786       0.0%
#   Titan International, Inc.          1,007,432     10,467,218       0.1%
#*  Titan Machinery, Inc.                 70,698      1,035,726       0.0%
*   Transcat, Inc.                        58,439        595,493       0.0%
*   TRC Cos., Inc.                       327,785      2,448,554       0.0%
#*  Trimas Corp.                          12,158        342,491       0.0%
#   Triumph Group, Inc.                  331,201     19,620,347       0.2%
*   Tutor Perini Corp.                 1,606,410     34,055,892       0.3%
#   Twin Disc, Inc.                       64,965      1,168,720       0.0%
*   Ultralife Corp.                      140,452        573,044       0.0%
*   Ultrapetrol Bahamas, Ltd.            242,535        300,743       0.0%
    UniFirst Corp.                       163,478     18,510,614       0.2%
#   United Stationers, Inc.              260,709     10,587,392       0.1%
#   Universal Forest Products, Inc.      630,977     34,905,648       0.3%
#*  USA Truck, Inc.                      307,125      7,542,990       0.1%
#*  Veritiv Corp.                         45,046      1,790,128       0.0%
*   Versar, Inc.                          43,410        161,051       0.0%
    Viad Corp.                           558,185     14,830,975       0.1%
*   Virco Manufacturing Corp.             47,331        125,900       0.0%
*   Volt Information Sciences, Inc.      527,356      6,497,026       0.1%
#   VSE Corp.                             10,981        781,188       0.0%
#   Watts Water Technologies, Inc.
      Class A                            303,612     16,562,035       0.1%
#   Werner Enterprises, Inc.             641,326     17,232,430       0.1%
#*  Wesco Aircraft Holdings, Inc.        530,657      8,320,702       0.1%
#*  WESCO International, Inc.            396,112     28,575,520       0.2%
#*  Willdan Group, Inc.                   26,441        375,727       0.0%
*   Willis Lease Finance Corp.           294,405      5,593,695       0.1%
                                                 --------------      ----
Total Industrials                                 2,275,896,992      18.6%
                                                 --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (12.5%)
*     Actua Corp.                           543,143 $ 7,859,279       0.1%
*     ADDvantage Technologies Group, Inc.     4,523      11,127       0.0%
*     Advanced Energy Industries, Inc.      164,254   4,017,653       0.0%
#*    Aehr Test Systems                      36,982      97,263       0.0%
#*    Agilysys, Inc.                        502,038   4,724,178       0.0%
*     Alpha & Omega Semiconductor, Ltd.     414,013   3,390,766       0.0%
#*    Amkor Technology, Inc.              1,098,194   7,720,304       0.1%
#*    ANADIGICS, Inc.                        46,258      61,061       0.0%
*     AOL, Inc.                             718,865  28,682,713       0.2%
      Astro-Med, Inc.                       167,804   2,357,646       0.0%
*     Autobytel, Inc.                        55,623     808,202       0.0%
#*    Aviat Networks, Inc.                1,151,085   1,312,237       0.0%
#*    Avid Technology, Inc.                 973,693  15,764,090       0.1%
      AVX Corp.                             585,347   8,060,228       0.1%
      Aware, Inc.                           660,227   2,772,953       0.0%
*     Axcelis Technologies, Inc.            487,072   1,227,421       0.0%
*     AXT, Inc.                             228,442     543,692       0.0%
#     Bel Fuse, Inc. Class A                 14,272     292,576       0.0%
      Bel Fuse, Inc. Class B                211,909   4,350,492       0.0%
*     Benchmark Electronics, Inc.         2,299,623  54,110,129       0.4%
      Black Box Corp.                       509,021  10,129,518       0.1%
*     Blonder Tongue Laboratories            19,745      15,223       0.0%
#*    Blucora, Inc.                       1,117,796  15,280,271       0.1%
(o)*  Bogen Corp.                            43,300          --       0.0%
#*    BroadVision, Inc.                      17,915     106,594       0.0%
      Brooks Automation, Inc.             2,133,214  22,953,383       0.2%
*     Bsquare Corp.                          74,978     316,407       0.0%
*     CACI International, Inc. Class A      860,161  75,900,607       0.6%
*     Calix, Inc.                           158,469   1,171,086       0.0%
*     Cartesian, Inc.                        10,673      34,474       0.0%
*     Cascade Microtech, Inc.               347,246   4,604,482       0.0%
#*    Ceva, Inc.                              6,333     131,093       0.0%
      Checkpoint Systems, Inc.              765,925   7,934,983       0.1%
*     CIBER, Inc.                         1,886,240   6,658,427       0.1%
*     Cirrus Logic, Inc.                     13,222     446,639       0.0%
#*    Clearfield, Inc.                       38,595     522,962       0.0%
*     Coherent, Inc.                        396,779  23,806,740       0.2%
      Cohu, Inc.                            736,978   7,716,160       0.1%
      Communications Systems, Inc.          155,779   1,747,840       0.0%
      Computer Task Group, Inc.             127,500   1,049,325       0.0%
      Comtech Telecommunications Corp.      470,465  13,596,438       0.1%
      Concurrent Computer Corp.             165,071   1,006,933       0.0%
#     Convergys Corp.                     3,909,664  88,671,180       0.7%
      CSP, Inc.                             125,308     926,026       0.0%
#     CTS Corp.                           1,225,517  21,985,775       0.2%
#*    CUI Global, Inc.                       29,534     162,732       0.0%
*     CyberOptics Corp.                     236,505   2,488,033       0.0%
#     Cypress Semiconductor Corp.         2,492,569  33,201,019       0.3%
*     Data I/O Corp.                         74,290     256,301       0.0%
*     Datalink Corp.                        619,952   7,166,645       0.1%
#*    Dealertrack Technologies, Inc.        333,520  13,110,671       0.1%
#*    Demand Media, Inc.                     69,258     443,944       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
*   Digi International, Inc.                715,715 $ 7,228,721       0.1%
#   Digimarc Corp.                           18,708     437,767       0.0%
#*  Diodes, Inc.                            129,142   3,450,674       0.0%
*   Dot Hill Systems Corp.                  375,760   2,359,773       0.0%
*   DSP Group, Inc.                         542,320   6,171,602       0.1%
#   EarthLink Holdings Corp.              2,166,397  10,247,058       0.1%
*   Edgewater Technology, Inc.              298,591   2,105,067       0.0%
    Electro Rent Corp.                      604,248   6,550,048       0.1%
#   Electro Scientific Industries, Inc.     780,172   4,446,980       0.0%
#*  Electronics for Imaging, Inc.           488,212  20,373,087       0.2%
*   Emulex Corp.                          1,785,435  14,319,189       0.1%
#*  EnerNOC, Inc.                            66,394     733,654       0.0%
#*  Entropic Communications, Inc.           332,458   1,004,023       0.0%
    EPIQ Systems, Inc.                      373,213   6,684,245       0.1%
*   ePlus, Inc.                             270,502  22,440,846       0.2%
*   Exar Corp.                              640,262   6,319,386       0.1%
*   Fabrinet                                183,880   3,330,067       0.0%
*   Fairchild Semiconductor
      International, Inc.                 4,380,362  79,569,276       0.7%
*   FormFactor, Inc.                      1,028,459   8,196,818       0.1%
*   Frequency Electronics, Inc.             218,323   2,774,885       0.0%
#*  Giga-tronics, Inc.                       10,700      16,585       0.0%
*   GigOptix, Inc.                           21,536      32,089       0.0%
*   Global Cash Access Holdings, Inc.        27,736     205,246       0.0%
*   GSI Group, Inc.                          71,376     947,873       0.0%
#*  GSI Technology, Inc.                        523       2,767       0.0%
    Hackett Group, Inc. (The)               202,943   1,948,253       0.0%
*   Harmonic, Inc.                        1,623,336  11,379,585       0.1%
*   Higher One Holdings, Inc.                41,469     116,528       0.0%
#*  Hutchinson Technology, Inc.             826,169   1,949,759       0.0%
*   ID Systems, Inc.                        150,744   1,056,715       0.0%
#*  Identiv, Inc.                             3,491      33,967       0.0%
*   IEC Electronics Corp.                     2,894      12,155       0.0%
#*  II-VI, Inc.                             355,836   6,330,322       0.1%
#*  Imation Corp.                         1,427,295   5,837,637       0.1%
*   Insight Enterprises, Inc.             1,152,962  32,997,772       0.3%
    Integrated Silicon Solution, Inc.       660,736  12,256,653       0.1%
#*  Internap Corp.                          595,572   5,598,377       0.1%
*   Internet Patents Corp.                   16,755      41,552       0.0%
*   Interphase Corp.                         73,475      96,252       0.0%
    Intersil Corp. Class A                2,072,156  27,663,283       0.2%
*   inTEST Corp.                              4,600      22,724       0.0%
#*  Intevac, Inc.                            90,803     439,487       0.0%
*   IntraLinks Holdings, Inc.               296,931   2,909,924       0.0%
*   IntriCon Corp.                           44,161     342,248       0.0%
#*  iPass, Inc.                              27,879      33,455       0.0%
*   Iteris, Inc.                            107,467     190,217       0.0%
#*  Itron, Inc.                             196,604   7,050,219       0.1%
    IXYS Corp.                              180,997   2,047,076       0.0%
#*  Kemet Corp.                             346,395   1,496,426       0.0%
#*  Key Tronic Corp.                        351,713   4,202,970       0.0%
#*  Kimball Electronics, Inc.               598,562   7,655,608       0.1%
#*  Knowles Corp.                           421,065   8,071,816       0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
*   Kulicke & Soffa Industries, Inc.      1,982,396 $29,954,004       0.2%
*   KVH Industries, Inc.                    147,392   1,988,318       0.0%
#*  Lattice Semiconductor Corp.           1,408,296   8,351,195       0.1%
#   Lexmark International, Inc. Class A     809,726  35,943,737       0.3%
*   LGL Group, Inc. (The)                     8,402      40,078       0.0%
*   Lionbridge Technologies, Inc.            36,895     204,767       0.0%
#*  LoJack Corp.                            128,386     319,681       0.0%
#*  Magnachip Semiconductor Corp.           132,317     725,097       0.0%
#   ManTech International Corp. Class A     324,315   9,479,727       0.1%
    Marchex, Inc. Class B                   316,629   1,345,673       0.0%
*   Mercury Systems, Inc.                   208,572   2,880,379       0.0%
    Methode Electronics, Inc.               290,080  12,316,797       0.1%
    MKS Instruments, Inc.                 1,443,126  50,235,216       0.4%
#*  ModusLink Global Solutions, Inc.        554,427   1,940,495       0.0%
#*  Monster Worldwide, Inc.               2,372,034  13,971,280       0.1%
#*  MoSys, Inc.                              93,536     204,844       0.0%
*   Multi-Fineline Electronix, Inc.           7,191     168,126       0.0%
*   NAPCO Security Technologies, Inc.        42,075     225,943       0.0%
    NCI, Inc. Class A                        23,420     238,884       0.0%
*   NeoPhotonics Corp.                       22,098     122,202       0.0%
*   NETGEAR, Inc.                           696,001  21,067,950       0.2%
*   Newport Corp.                         1,041,072  19,853,243       0.2%
*   Novatel Wireless, Inc.                  204,994   1,242,264       0.0%
#*  Numerex Corp. Class A                    61,153     672,071       0.0%
#*  Oclaro, Inc.                            225,288     432,553       0.0%
*   OmniVision Technologies, Inc.         1,595,054  44,494,031       0.4%
*   Omtool, Ltd.                             16,864      50,592       0.0%
    Optical Cable Corp.                     169,845     691,269       0.0%
*   PAR Technology Corp.                    147,203     603,532       0.0%
    Park Electrochemical Corp.               33,672     731,356       0.0%
#   PC Connection, Inc.                     871,454  21,167,618       0.2%
    PC-Tel, Inc.                            613,025   4,842,897       0.0%
*   PCM, Inc.                               204,946   2,022,817       0.0%
    Perceptron, Inc.                        200,875   2,446,657       0.0%
*   Perficient, Inc.                         19,898     410,496       0.0%
    Pericom Semiconductor Corp.             546,215   6,838,612       0.1%
#*  Photronics, Inc.                      1,881,528  16,501,001       0.1%
#*  Planar Systems, Inc.                    433,986   2,504,099       0.0%
*   Plexus Corp.                            175,964   7,575,250       0.1%
*   Polycom, Inc.                         3,047,229  39,766,338       0.3%
#*  PRGX Global, Inc.                        15,728      66,687       0.0%
*   QLogic Corp.                          1,952,095  28,695,796       0.2%
*   Qorvo, Inc.                           1,101,705  72,613,377       0.6%
*   Qualstar Corp.                          379,283     500,654       0.0%
*   Qumu Corp.                               35,376     488,543       0.0%
*   Radisys Corp.                           233,276     513,207       0.0%
*   RealNetworks, Inc.                      635,910   4,177,929       0.0%
    Reis, Inc.                              329,368   7,486,535       0.1%
#*  Relm Wireless Corp.                     130,663     862,376       0.0%
#   RF Industries, Ltd.                      65,574     270,821       0.0%
    Richardson Electronics, Ltd.            431,924   3,835,485       0.0%
#*  Rightside Group, Ltd.                    49,571     403,508       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Information Technology -- (Continued)
#*  Rofin-Sinar Technologies, Inc.       257,630 $    6,095,526       0.1%
*   Rogers Corp.                          21,346      1,552,068       0.0%
#*  Rovi Corp.                         1,774,161     32,839,720       0.3%
*   Rudolph Technologies, Inc.           140,023      1,796,495       0.0%
*   Sanmina Corp.                      2,830,700     57,548,131       0.5%
*   ScanSource, Inc.                     244,372      9,738,224       0.1%
#*  Seachange International, Inc.        562,874      3,776,885       0.0%
*   Selectica, Inc.                        3,912         23,628       0.0%
*   Sigma Designs, Inc.                  878,677      7,020,629       0.1%
*   Sigmatron International, Inc.         16,500        133,155       0.0%
#*  StarTek, Inc.                        236,335      1,950,945       0.0%
#*  Super Micro Computer, Inc.            52,348      1,506,052       0.0%
*   support.com, Inc.                    854,334      1,349,848       0.0%
*   Sykes Enterprises, Inc.              620,277     15,525,533       0.1%
#   SYNNEX Corp.                       1,382,286    105,744,879       0.9%
#*  Tech Data Corp.                    1,279,399     72,119,722       0.6%
*   TechTarget, Inc.                      10,792        116,769       0.0%
*   TeleCommunication Systems, Inc.
      Class A                          1,013,149      3,161,025       0.0%
    Tessco Technologies, Inc.             75,195      1,900,178       0.0%
    Tessera Technologies, Inc.             7,447        268,911       0.0%
    TheStreet, Inc.                      467,983        842,369       0.0%
*   Trio Tech International               39,533        111,088       0.0%
#*  TSR, Inc.                              1,145          4,752       0.0%
#*  TTM Technologies, Inc.             1,218,916     11,396,865       0.1%
*   Ultra Clean Holdings, Inc.           403,976      2,427,896       0.0%
*   United Online, Inc.                  392,147      6,207,687       0.1%
#*  Universal Security Instruments,
      Inc.                                34,941        205,278       0.0%
*   Viasystems Group, Inc.               565,834     10,060,529       0.1%
    Vicon Industries, Inc.               101,475        157,286       0.0%
*   Video Display Corp.                    5,282          8,081       0.0%
#   Vishay Intertechnology, Inc.       4,998,232     63,377,582       0.5%
*   Vishay Precision Group, Inc.         382,794      5,462,470       0.0%
*   Westell Technologies, Inc. Class A    82,538         99,046       0.0%
*   Wireless Telecom Group, Inc.         137,594        306,835       0.0%
#*  Zynga, Inc. Class A                  385,500        944,475       0.0%
                                                 --------------      ----
Total Information Technology                      1,773,701,196      14.5%
                                                 --------------      ----
Materials -- (6.0%)
    A Schulman, Inc.                     674,671     28,639,784       0.2%
#*  AM Castle & Co.                      589,668      2,311,499       0.0%
*   American Biltrite, Inc.                  110         46,751       0.0%
#   American Vanguard Corp.              201,455      2,197,874       0.0%
#   Ampco-Pittsburgh Corp.                92,242      1,474,950       0.0%
    Axiall Corp.                         995,443     40,614,074       0.3%
#   Cabot Corp.                          509,768     21,787,484       0.2%
#   Carpenter Technology Corp.           549,737     23,776,125       0.2%
#*  Century Aluminum Co.               2,678,258     34,522,746       0.3%
    Chase Corp.                            1,380         49,418       0.0%
*   Chemtura Corp.                        42,171      1,270,612       0.0%
*   Clearwater Paper Corp.               108,559      6,944,519       0.1%
#*  Coeur Mining, Inc.                   183,516        957,954       0.0%
#   Commercial Metals Co.              4,076,784     67,674,614       0.6%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Materials -- (Continued)
*      Core Molding Technologies, Inc.     199,799 $  4,371,602       0.0%
       Domtar Corp.                        676,593   29,242,349       0.3%
#      Friedman Industries, Inc.           179,533    1,154,577       0.0%
       FutureFuel Corp.                    109,461    1,189,841       0.0%
       Graphic Packaging Holding Co.     5,416,146   76,367,659       0.6%
#      Greif, Inc. Class A                 495,273   20,187,328       0.2%
       Haynes International, Inc.           31,919    1,419,438       0.0%
*      Headwaters, Inc.                     64,508    1,134,051       0.0%
#      Hecla Mining Co.                  4,948,208   14,943,588       0.1%
#*     Horsehead Holding Corp.             602,857    9,012,712       0.1%
#*     Intrepid Potash, Inc.                19,516      244,535       0.0%
#      Kaiser Aluminum Corp.               623,602   50,118,893       0.4%
       KapStone Paper and Packaging
         Corp.                              32,455      907,117       0.0%
       KMG Chemicals, Inc.                   9,897      289,784       0.0%
*      Kraton Performance Polymers, Inc.   473,219   10,666,356       0.1%
#      Kronos Worldwide, Inc.              244,216    3,284,705       0.0%
#*     Louisiana-Pacific Corp.           4,943,815   75,343,741       0.6%
#*     LSB Industries, Inc.                185,663    7,873,968       0.1%
       Materion Corp.                      191,125    7,643,089       0.1%
*      Mercer International, Inc.          693,428    9,916,020       0.1%
       Minerals Technologies, Inc.          44,740    3,030,240       0.0%
#      Myers Industries, Inc.              480,852    7,775,377       0.1%
       Noranda Aluminum Holding Corp.      898,463    3,000,866       0.0%
*      Northern Technologies
         International Corp.                 3,305       57,243       0.0%
#      Olin Corp.                        1,969,108   58,147,759       0.5%
#      Olympic Steel, Inc.                 301,630    3,302,849       0.0%
       OM Group, Inc.                    1,035,713   31,112,819       0.3%
#*     OMNOVA Solutions, Inc.               40,272      321,773       0.0%
       PH Glatfelter Co.                 1,169,099   28,993,655       0.2%
*      Resolute Forest Products, Inc.      794,163   12,245,993       0.1%
#*     RTI International Metals, Inc.      983,624   37,033,444       0.3%
       Schnitzer Steel Industries, Inc.
         Class A                           723,658   12,606,122       0.1%
       Stepan Co.                           92,193    4,695,390       0.1%
#*     Stillwater Mining Co.             1,109,524   14,900,907       0.1%
       SunCoke Energy, Inc.                951,061   16,672,099       0.1%
       Synalloy Corp.                       63,859      943,197       0.0%
#      TimkenSteel Corp.                    84,494    2,466,380       0.0%
       Tredegar Corp.                    1,215,569   24,882,697       0.2%
#      Tronox, Ltd. Class A              1,157,175   24,242,816       0.2%
*      UFP Technologies, Inc.                  500       10,145       0.0%
#*     Universal Stainless & Alloy
         Products, Inc.                    145,440    3,054,240       0.0%
#      Wausau Paper Corp.                  294,736    2,746,940       0.0%
*      Webco Industries, Inc.                9,290      559,769       0.0%
       Zep, Inc.                            18,596      369,689       0.0%
                                                   ------------       ---
Total Materials                                     850,752,166       6.9%
                                                   ------------       ---
Other -- (0.0%)
(o)*   Allen Organ Co. Escrow Shares         4,900           --       0.0%
(o)*   Concord Camera Corp. Escrow
         Shares                             95,952           --       0.0%
(o)*   First Commerce Bancorp Escrow
         Shares                             70,003           --       0.0%
(o)#*  Gerber Scientific, Inc. Escrow
         Shares                            525,910           --       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE+      OF NET ASSETS**
                                    ----------- --------------- ---------------
Other -- (Continued)
(o)*   Petrocorp, Inc. Escrow
         Shares                         102,600 $            --        0.0%
                                                ---------------      -----
Total Other                                                  --        0.0%
                                                ---------------      -----
Real Estate Investment Trusts -- (0.0%)
       Geo Group, Inc. (The)             10,722         418,158        0.0%
                                                ---------------      -----
Telecommunication Services -- (0.5%)
#*     Alaska Communications
         Systems Group, Inc.             26,960          61,469        0.0%
       Atlantic Tele-Network, Inc.       73,010       4,820,120        0.1%
*      Cincinnati Bell, Inc.            851,428       2,920,398        0.0%
#      Consolidated Communications
         Holdings, Inc.                  27,466         578,709        0.0%
*      General Communication, Inc.
         Class A                        361,906       5,739,829        0.1%
#*     Hawaiian Telcom Holdco, Inc.      32,553         857,446        0.0%
#*     Iridium Communications, Inc.   1,442,170      14,666,869        0.1%
#      Lumos Networks Corp.              10,790         152,571        0.0%
#*     ORBCOMM, Inc.                  1,253,318       7,544,974        0.1%
*      Premiere Global
         Services, Inc.                 167,373       1,708,878        0.0%
#      Shenandoah
         Telecommunications Co.             867          29,877        0.0%
       Spok Holdings, Inc.              229,939       4,328,602        0.0%
#*     Straight Path
         Communications, Inc.
         Class B                          9,653         201,748        0.0%
       Telephone & Data Systems,
         Inc.                           982,616      26,245,673        0.2%
#*     United States Cellular Corp.      48,366       1,786,156        0.0%
                                                ---------------      -----
Total Telecommunication Services                     71,643,319        0.6%
                                                ---------------      -----
Utilities -- (0.1%)
#      Atlantic Power Corp.              15,344          49,868        0.0%
#      Consolidated Water Co., Ltd.     147,812       1,775,222        0.0%
       Genie Energy, Ltd. Class B        31,444         447,762        0.0%
#      Ormat Technologies, Inc.         207,091       7,577,460        0.1%
       SJW Corp.                         10,507         307,330        0.0%
                                                ---------------      -----
Total Utilities                                      10,157,642        0.1%
                                                ---------------      -----
TOTAL COMMON STOCKS                              12,244,748,084      100.0%
                                                ---------------      -----
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(o)*   Enron TOPRS Escrow Shares         34,332              --        0.0%
                                                ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Capital Bank Corp.
         Contingent Value Rights         45,703              --        0.0%
(o)*   Leap Wireless
         International, Inc.
         Contingent Value Rights        978,534       2,465,905        0.0%
(o)#*  Magnum Hunter Resources
         Corp. Warrants 04/15/16         40,956              --        0.0%
                                                ---------------      -----
TOTAL RIGHTS/WARRANTS                                 2,465,905        0.0%
                                                ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
       State Street Institutional
         Liquid Reserves, 0.098%     15,287,776      15,287,776        0.1%
                                                ---------------      -----
SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@ DFA Short Term Investment Fund 167,602,589   1,939,161,951       15.9%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,086,378,361)                        $14,201,663,716      116.0%
                                                ===============      =====

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
 Common Stocks
    Consumer
      Discretionary      $ 1,893,308,915             --   --    $ 1,893,308,915
    Consumer Staples         413,661,686             --   --        413,661,686
    Energy                 1,109,317,114             --   --      1,109,317,114
    Financials             3,055,984,125 $           15   --      3,055,984,140
    Health Care              789,906,756             --   --        789,906,756
    Industrials            2,275,896,992             --   --      2,275,896,992
    Information
      Technology           1,773,701,196             --   --      1,773,701,196
    Materials                850,752,166             --   --        850,752,166
    Other                             --             --   --                 --
    Real Estate
      Investment Trusts          418,158             --   --            418,158
    Telecommunication
      Services                71,643,319             --   --         71,643,319
    Utilities                 10,157,642             --   --         10,157,642
 Preferred Stocks
    Other                             --             --   --                 --
 Rights/Warrants                      --      2,465,905   --          2,465,905
 Temporary Cash
   Investments                15,287,776             --   --         15,287,776
 Securities Lending
   Collateral                         --  1,939,161,951   --      1,939,161,951
                         --------------- --------------   --    ---------------
 TOTAL                   $12,260,035,845 $1,941,627,871   --    $14,201,663,716
                         =============== ==============   ==    ===============

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (90.2%)

Consumer Discretionary -- (14.1%)
#*  1-800-Flowers.com, Inc. Class A          41,751 $   441,308       0.0%
    A. H. Belo Corp. Class A                 15,518     103,815       0.0%
    Aaron's, Inc.                            88,070   2,994,380       0.0%
#   Abercrombie & Fitch Co. Class A          76,712   1,724,486       0.0%
    Advance Auto Parts, Inc.                 48,709   6,965,387       0.1%
#*  Aeropostale, Inc.                        58,751     181,541       0.0%
#*  AG&E Holdings, Inc.                       2,858       2,201       0.0%
*   Amazon.com, Inc.                        168,592  71,108,734       0.6%
*   Ambassadors Group, Inc.                   8,122      23,310       0.0%
    AMC Entertainment Holdings, Inc.
      Class A                                10,253     308,205       0.0%
#*  AMC Networks, Inc. Class A               71,717   5,410,330       0.1%
    AMCON Distributing Co.                      247      19,550       0.0%
#*  America's Car-Mart, Inc.                 10,832     556,115       0.0%
*   American Axle & Manufacturing
      Holdings, Inc.                         87,985   2,193,466       0.0%
#   American Eagle Outfitters, Inc.         240,364   3,824,191       0.0%
#*  American Public Education, Inc.          24,120     672,707       0.0%
*   ANN, Inc.                                90,155   3,413,268       0.0%
*   Apollo Education Group, Inc. Class A    155,395   2,608,305       0.0%
#   Aramark                                 156,557   4,810,997       0.0%
#   Arctic Cat, Inc.                         16,544     587,147       0.0%
    Ark Restaurants Corp.                     2,510      61,470       0.0%
*   Asbury Automotive Group, Inc.            47,148   3,961,846       0.0%
*   Ascena Retail Group, Inc.               165,300   2,477,847       0.0%
#*  Ascent Capital Group, Inc. Class A       14,541     582,222       0.0%
#   Autoliv, Inc.                            83,873   9,957,403       0.1%
*   AutoNation, Inc.                         89,331   5,498,323       0.1%
*   AutoZone, Inc.                           14,151   9,518,812       0.1%
*   Ballantyne Strong, Inc.                  10,077      47,160       0.0%
#*  Barnes & Noble, Inc.                    111,259   2,436,572       0.0%
    Bassett Furniture Industries, Inc.        7,766     219,157       0.0%
    Beasley Broadcast Group, Inc. Class A     3,374      16,364       0.0%
#*  Beazer Homes USA, Inc.                   11,219     196,445       0.0%
#   bebe stores, Inc.                       110,153     364,606       0.0%
#*  Bed Bath & Beyond, Inc.                 182,462  12,856,273       0.1%
*   Belmond, Ltd. Class A                    92,257   1,136,606       0.0%
    Best Buy Co., Inc.                      379,214  13,139,765       0.1%
    Big 5 Sporting Goods Corp.               36,574     498,869       0.0%
#   Big Lots, Inc.                           78,267   3,566,627       0.0%
*   Biglari Holdings, Inc.                    2,551     932,416       0.0%
#*  BJ's Restaurants, Inc.                   36,363   1,701,788       0.0%
    Bloomin' Brands, Inc.                   226,457   5,131,516       0.0%
#*  Blue Nile, Inc.                          15,801     429,945       0.0%
    Blyth, Inc.                              11,136      85,524       0.0%
#   Bob Evans Farms, Inc.                    26,941   1,159,002       0.0%
#   Bon-Ton Stores, Inc. (The)               13,310      95,433       0.0%
*   Books-A-Million, Inc.                     9,373      26,901       0.0%
    BorgWarner, Inc.                        143,954   8,522,077       0.1%
    Bowl America, Inc. Class A                1,576      22,947       0.0%
#*  Boyd Gaming Corp.                        37,566     495,871       0.0%
*   Bravo Brio Restaurant Group, Inc.        19,393     285,659       0.0%
#*  Bridgepoint Education, Inc.              44,168     387,353       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Bright Horizons Family Solutions,
      Inc.                                   18,541 $   932,241       0.0%
#   Brinker International, Inc.              77,872   4,311,773       0.0%
    Brown Shoe Co., Inc.                     60,189   1,787,613       0.0%
#   Brunswick Corp.                         110,887   5,548,785       0.1%
#   Buckle, Inc. (The)                       23,083   1,034,118       0.0%
#*  Buffalo Wild Wings, Inc.                 27,015   4,303,490       0.0%
*   Build-A-Bear Workshop, Inc.              23,382     430,930       0.0%
*   Burlington Stores, Inc.                  69,250   3,571,223       0.0%
#*  Cabela's, Inc.                           74,972   3,954,023       0.0%
#   Cablevision Systems Corp. Class A       258,192   5,158,676       0.0%
#   Callaway Golf Co.                       129,263   1,251,266       0.0%
*   Cambium Learning Group, Inc.             45,231     133,884       0.0%
*   Canterbury Park Holding Corp.             2,402      24,861       0.0%
    Capella Education Co.                    19,160   1,035,215       0.0%
*   Career Education Corp.                  120,623     506,617       0.0%
#*  CarMax, Inc.                            131,688   8,969,270       0.1%
*   Carmike Cinemas, Inc.                    24,290     733,072       0.0%
    Carnival Corp.                          158,492   6,968,893       0.1%
#   Carriage Services, Inc.                  21,485     507,905       0.0%
*   Carrols Restaurant Group, Inc.           38,100     344,424       0.0%
    Carter's, Inc.                           93,807   9,367,567       0.1%
    Cato Corp. (The) Class A                 35,471   1,395,429       0.0%
*   Cavco Industries, Inc.                   10,358     679,174       0.0%
#   CBS Corp. Class A                         9,684     625,005       0.0%
    CBS Corp. Class B                       196,726  12,222,586       0.1%
#*  Central European Media Enterprises,
      Ltd. Class A                           30,475      83,806       0.0%
#*  Charles & Colvard, Ltd.                  17,475      22,368       0.0%
#*  Charter Communications, Inc. Class A     75,158  14,059,055       0.1%
#   Cheesecake Factory, Inc. (The)           87,690   4,395,900       0.0%
    Cherokee, Inc.                            3,363      72,977       0.0%
    Chico's FAS, Inc.                       218,921   3,691,008       0.0%
#   Children's Place, Inc. (The)             28,532   1,730,751       0.0%
*   Chipotle Mexican Grill, Inc.             12,846   7,981,734       0.1%
    Choice Hotels International, Inc.        68,348   4,091,995       0.0%
#*  Christopher & Banks Corp.                36,826     218,746       0.0%
    Churchill Downs, Inc.                    18,070   2,153,402       0.0%
#*  Chuy's Holdings, Inc.                     4,471     101,134       0.0%
#*  Cinedigm Corp.                           52,434      43,520       0.0%
    Cinemark Holdings, Inc.                 139,538   5,948,505       0.1%
*   Citi Trends, Inc.                        20,814     474,143       0.0%
    Clear Channel Outdoor Holdings, Inc.
      Class A                                33,565     381,970       0.0%
#   ClubCorp Holdings, Inc.                  10,028     219,513       0.0%
#   Coach, Inc.                             180,209   6,885,786       0.1%
*   Coast Distribution System, Inc. (The)       890       3,249       0.0%
#   Collectors Universe, Inc.                 8,102     186,589       0.0%
    Columbia Sportswear Co.                  64,471   4,042,332       0.0%
    Comcast Corp. Class A                 1,235,593  71,367,852       0.6%
#   Comcast Corp. Special Class A           254,164  14,637,305       0.1%
#*  Conn's, Inc.                             29,186     816,332       0.0%
    Cooper Tire & Rubber Co.                103,915   4,415,348       0.0%
    Core-Mark Holding Co., Inc.              26,002   1,370,565       0.0%
#   Cracker Barrel Old Country Store,
      Inc.                                   42,951   5,690,148       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Crocs, Inc.                              96,113 $ 1,268,692       0.0%
*   Crown Media Holdings, Inc. Class A       16,884      63,315       0.0%
    CSS Industries, Inc.                      2,658      75,328       0.0%
    CST Brands, Inc.                        139,245   5,807,909       0.1%
    Culp, Inc.                               10,739     277,603       0.0%
#*  Cumulus Media, Inc. Class A              66,466     151,542       0.0%
#   Dana Holding Corp.                      289,797   6,250,921       0.1%
#   Darden Restaurants, Inc.                100,706   6,422,022       0.1%
#*  Deckers Outdoor Corp.                    33,088   2,448,512       0.0%
*   Del Frisco's Restaurant Group, Inc.      24,225     488,618       0.0%
    Delphi Automotive P.L.C.                143,719  11,928,677       0.1%
#*  Delta Apparel, Inc.                       6,441      79,031       0.0%
*   Denny's Corp.                            78,175     813,802       0.0%
    Destination Maternity Corp.              10,940     128,983       0.0%
#*  Destination XL Group, Inc.               50,786     247,328       0.0%
#   DeVry Education Group, Inc.              78,045   2,360,081       0.0%
*   DGSE Cos., Inc.                           3,733       4,853       0.0%
#*  Diamond Resorts International, Inc.      29,436     942,246       0.0%
    Dick's Sporting Goods, Inc.             106,207   5,762,792       0.1%
    Dillard's, Inc. Class A                  60,935   8,018,437       0.1%
    DineEquity, Inc.                         37,724   3,637,725       0.0%
*   DIRECTV                                 130,949  11,877,729       0.1%
*   Discovery Communications, Inc.           82,372   2,490,106       0.0%
#*  Discovery Communications, Inc. Class A   36,788   1,190,460       0.0%
*   Discovery Communications, Inc. Class B    1,400      45,010       0.0%
*   DISH Network Corp. Class A              108,821   7,362,829       0.1%
#*  Dixie Group, Inc. (The)                   4,689      46,093       0.0%
    Dollar General Corp.                    172,658  12,553,963       0.1%
*   Dollar Tree, Inc.                       145,119  11,088,543       0.1%
    Domino's Pizza, Inc.                     65,664   7,081,862       0.1%
#*  Dorman Products, Inc.                    43,480   2,036,168       0.0%
    Dover Motorsports, Inc.                   3,182       7,764       0.0%
    DR Horton, Inc.                         238,373   6,054,674       0.1%
#*  DreamWorks Animation SKG, Inc. Class A   78,702   2,050,974       0.0%
#   Drew Industries, Inc.                    31,325   1,775,188       0.0%
    DSW, Inc. Class A                        93,189   3,379,965       0.0%
#   Dunkin' Brands Group, Inc.              185,311   9,656,556       0.1%
    Educational Development Corp.             1,932       8,172       0.0%
*   Eldorado Resorts, Inc.                   11,682      82,358       0.0%
    Emerson Radio Corp.                      14,810      20,586       0.0%
#*  Entercom Communications Corp. Class A    23,008     273,335       0.0%
#   Entravision Communications Corp.
      Class A                                89,021     582,197       0.0%
    Escalade, Inc.                            9,623     173,118       0.0%
#   Ethan Allen Interiors, Inc.              38,380     929,564       0.0%
*   EVINE Live, Inc.                         36,640     218,374       0.0%
#   EW Scripps Co. (The) Class A             67,517   1,572,471       0.0%
    Expedia, Inc.                            69,202   6,520,904       0.1%
*   Express, Inc.                            67,193   1,095,246       0.0%
    Family Dollar Stores, Inc.               40,299   3,148,964       0.0%
#*  Famous Dave's Of America, Inc.            4,605     129,861       0.0%
#*  Federal-Mogul Holdings Corp.             99,692   1,286,027       0.0%
#*  Fiesta Restaurant Group, Inc.            26,616   1,345,439       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Finish Line, Inc. (The) Class A          59,192 $ 1,451,980       0.0%
#*  Five Below, Inc.                         53,406   1,800,850       0.0%
    Flanigan's Enterprises, Inc.                300       8,724       0.0%
    Flexsteel Industries, Inc.                3,267     117,645       0.0%
    Foot Locker, Inc.                       152,689   9,077,361       0.1%
    Ford Motor Co.                        2,283,269  36,075,650       0.3%
#*  Fossil Group, Inc.                       87,816   7,374,788       0.1%
*   Fox Factory Holding Corp.                 5,791      88,139       0.0%
#*  Francesca's Holdings Corp.               37,367     632,623       0.0%
#   Fred's, Inc. Class A                     38,354     647,032       0.0%
    Frisch's Restaurants, Inc.                3,553     101,491       0.0%
#*  FTD Cos., Inc.                           22,621     645,603       0.0%
#*  Fuel Systems Solutions, Inc.             20,714     229,925       0.0%
*   Full House Resorts, Inc.                  1,400       2,100       0.0%
#*  G-III Apparel Group, Ltd.                26,171   2,909,692       0.0%
#*  Gaiam, Inc. Class A                       8,701      57,079       0.0%
#   GameStop Corp. Class A                  208,279   8,027,073       0.1%
*   Gaming Partners International Corp.       4,515      50,026       0.0%
    Gannett Co., Inc.                       219,136   7,520,748       0.1%
#   Gap, Inc. (The)                         251,627   9,974,494       0.1%
#   Garmin, Ltd.                            127,329   5,753,998       0.1%
*   Geeknet, Inc.                             3,235      29,115       0.0%
    General Motors Co.                      549,166  19,253,760       0.2%
*   Genesco, Inc.                            27,626   1,867,241       0.0%
    Gentex Corp.                            356,087   6,178,109       0.1%
#*  Gentherm, Inc.                           49,292   2,599,167       0.0%
    Genuine Parts Co.                        81,544   7,326,728       0.1%
    GNC Holdings, Inc. Class A              157,423   6,777,060       0.1%
    Goodyear Tire & Rubber Co. (The)        332,118   9,420,527       0.1%
*   Gordmans Stores, Inc.                    15,165     110,401       0.0%
    Graham Holdings Co. Class B               6,535   6,684,848       0.1%
#*  Grand Canyon Education, Inc.             64,647   2,927,216       0.0%
*   Gray Television, Inc.                    89,968   1,192,976       0.0%
*   Gray Television, Inc. Class A               600       6,900       0.0%
#   Group 1 Automotive, Inc.                 36,700   2,898,566       0.0%
#*  Groupon, Inc.                           371,696   2,572,136       0.0%
#   Guess?, Inc.                             89,660   1,641,675       0.0%
#   H&R Block, Inc.                         187,262   5,662,803       0.1%
    Hanesbrands, Inc.                       283,485   8,810,714       0.1%
    Harley-Davidson, Inc.                   183,542  10,316,896       0.1%
    Harman International Industries, Inc.    35,262   4,597,460       0.0%
    Harte-Hanks, Inc.                        67,385     457,544       0.0%
#   Hasbro, Inc.                             78,720   5,572,589       0.1%
    Haverty Furniture Cos., Inc.             24,372     523,023       0.0%
    Haverty Furniture Cos., Inc. Class A      1,608      34,572       0.0%
#*  Helen of Troy, Ltd.                      32,270   2,827,175       0.0%
#*  hhgregg, Inc.                            27,171     155,418       0.0%
#*  Hibbett Sports, Inc.                     29,389   1,375,405       0.0%
*   Hilton Worldwide Holdings, Inc.          65,300   1,891,088       0.0%
    Home Depot, Inc. (The)                  669,747  71,649,534       0.6%
    Hooker Furniture Corp.                    9,849     250,657       0.0%
#*  Hovnanian Enterprises, Inc. Class A      11,285      35,209       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    HSN, Inc.                                89,392 $ 5,579,849       0.1%
*   Hyatt Hotels Corp. Class A               31,556   1,831,826       0.0%
#*  Iconix Brand Group, Inc.                 60,513   1,592,097       0.0%
*   International Game Technology PLC        38,898     791,963       0.0%
    International Speedway Corp. Class A     34,218   1,244,166       0.0%
    Interpublic Group of Cos., Inc. (The)   278,143   5,796,500       0.1%
#   Interval Leisure Group, Inc.             61,554   1,525,924       0.0%
#*  iRobot Corp.                             22,770     738,203       0.0%
*   Isle of Capri Casinos, Inc.              25,942     368,895       0.0%
#*  ITT Educational Services, Inc.            8,984      47,436       0.0%
    Jack in the Box, Inc.                    57,560   4,994,481       0.0%
#*  JAKKS Pacific, Inc.                      12,915      86,143       0.0%
#*  Jamba, Inc.                              15,484     244,028       0.0%
*   Jarden Corp.                             74,175   3,796,277       0.0%
#*  JC Penney Co., Inc.                     259,063   2,150,223       0.0%
    John Wiley & Sons, Inc. Class A          68,180   3,878,078       0.0%
    John Wiley & Sons, Inc. Class B           4,638     263,160       0.0%
    Johnson Controls, Inc.                  296,100  14,917,518       0.1%
    Johnson Outdoors, Inc. Class A            8,183     257,765       0.0%
*   Journal Media Group, Inc.                19,813     184,063       0.0%
*   K12, Inc.                                43,605     705,093       0.0%
#*  Kate Spade & Co.                         97,426   3,185,830       0.0%
#   KB Home                                  62,897     911,378       0.0%
#*  Kirkland's, Inc.                         19,780     469,577       0.0%
#   Kohl's Corp.                            270,655  19,392,431       0.2%
#*  Kona Grill, Inc.                          4,321     104,827       0.0%
    Koss Corp.                                1,533       3,480       0.0%
#*  Krispy Kreme Doughnuts, Inc.             52,657     937,295       0.0%
    L Brands, Inc.                          126,640  11,316,550       0.1%
    La-Z-Boy, Inc.                           64,791   1,698,172       0.0%
#*  Lakeland Industries, Inc.                 3,968      36,585       0.0%
#*  Lands' End, Inc.                         22,424     658,817       0.0%
#   Las Vegas Sands Corp.                   183,995   9,729,656       0.1%
*   Lazare Kaplan International, Inc.         1,600       2,520       0.0%
*   LeapFrog Enterprises, Inc.               50,254     113,574       0.0%
    Lear Corp.                               89,326   9,917,866       0.1%
*   Learning Tree International, Inc.         6,151       7,258       0.0%
#*  Lee Enterprises, Inc.                    20,446      61,338       0.0%
#   Leggett & Platt, Inc.                   177,642   7,544,456       0.1%
#   Lennar Corp. Class A                    122,334   5,602,897       0.1%
    Lennar Corp. Class B                     17,482     638,617       0.0%
    Libbey, Inc.                             46,264   1,820,488       0.0%
*   Liberty Broadband Corp.(530307206)          598      32,890       0.0%
*   Liberty Broadband Corp.(530307305)       48,601   2,637,090       0.0%
*   Liberty Broadband Corp. Class A          16,872     915,137       0.0%
*   Liberty Interactive Corp. Class A       415,593  11,952,455       0.1%
*   Liberty Interactive Corp. Class B         6,948     198,921       0.0%
*   Liberty Media Corp.                     116,561   4,423,490       0.0%
*   Liberty Media Corp. Class A              56,016   2,149,894       0.0%
*   Liberty Media Corp. Class B               2,392      93,312       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                                71,392   2,121,056       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class B                                   694      29,537       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Liberty Ventures Series A               138,106 $ 5,756,258       0.1%
*   Liberty Ventures Series B                 1,681      70,350       0.0%
*   Life Time Fitness, Inc.                  51,859   3,707,919       0.0%
    Lifetime Brands, Inc.                    11,349     165,128       0.0%
#   Lincoln Educational Services Corp.       13,802      30,364       0.0%
#   Lions Gate Entertainment Corp.          112,934   3,502,083       0.0%
#   Lithia Motors, Inc. Class A              37,166   3,706,565       0.0%
*   Live Nation Entertainment, Inc.         241,107   6,042,141       0.1%
#*  LKQ Corp.                               190,744   5,163,440       0.0%
*   Loral Space & Communications, Inc.       14,301     986,769       0.0%
    Lowe's Cos., Inc.                       488,845  33,661,867       0.3%
#*  Luby's, Inc.                             19,164     101,569       0.0%
#*  Lululemon Athletica, Inc.                73,487   4,676,713       0.0%
#*  Lumber Liquidators Holdings, Inc.        22,193     610,086       0.0%
#*  M/I Homes, Inc.                          42,421     957,018       0.0%
    Macy's, Inc.                            186,926  12,081,027       0.1%
#*  Madison Square Garden Co. (The) Class A  90,008   7,227,642       0.1%
    Marcus Corp. (The)                       15,379     297,891       0.0%
#   Marine Products Corp.                    20,779     147,531       0.0%
#*  MarineMax, Inc.                          29,412     649,417       0.0%
#   Marriott International, Inc. Class A    110,070   8,811,103       0.1%
    Marriott Vacations Worldwide Corp.       36,058   2,964,328       0.0%
#*  Martha Stewart Living Omnimedia, Inc.
      Class A                                35,026     192,643       0.0%
#   Mattel, Inc.                            189,477   5,335,672       0.1%
#*  Mattress Firm Holding Corp.               1,120      66,170       0.0%
*   McClatchy Co. (The) Class A              65,819      91,488       0.0%
    McDonald's Corp.                        495,702  47,860,028       0.4%
#   MDC Holdings, Inc.                       85,462   2,293,800       0.0%
#*  Media General, Inc.                      27,311     461,283       0.0%
    Men's Wearhouse, Inc. (The)              54,122   3,062,764       0.0%
#   Meredith Corp.                           52,053   2,708,838       0.0%
#*  Meritage Homes Corp.                     62,772   2,684,758       0.0%
#*  MGM Resorts International               447,769   9,470,314       0.1%
*   Michael Kors Holdings, Ltd.             136,816   8,463,438       0.1%
*   Modine Manufacturing Co.                 67,613     830,964       0.0%
*   Mohawk Industries, Inc.                  54,493   9,454,535       0.1%
*   Monarch Casino & Resort, Inc.            15,093     276,202       0.0%
#   Monro Muffler Brake, Inc.                35,232   2,110,044       0.0%
    Morningstar, Inc.                        38,496   2,921,461       0.0%
#*  Motorcar Parts of America, Inc.          22,394     654,577       0.0%
#   Movado Group, Inc.                       19,211     562,498       0.0%
*   Murphy USA, Inc.                         78,842   5,150,748       0.0%
    NACCO Industries, Inc. Class A            8,197     401,489       0.0%
    Nathan's Famous, Inc.                     3,974     163,490       0.0%
    National CineMedia, Inc.                 73,037   1,113,084       0.0%
*   Nautilus, Inc.                           44,609     749,877       0.0%
#*  Netflix, Inc.                            14,737   8,201,140       0.1%
#*  Nevada Gold & Casinos, Inc.                 700       1,176       0.0%
*   New York & Co., Inc.                     53,002     134,095       0.0%
#   New York Times Co. (The) Class A        131,448   1,760,089       0.0%
    Newell Rubbermaid, Inc.                 146,718   5,594,357       0.1%
*   News Corp. Class A                      170,780   2,694,908       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   News Corp. Class B                       77,844 $ 1,212,031       0.0%
    Nexstar Broadcasting Group, Inc.
      Class A                                36,313   2,122,858       0.0%
    NIKE, Inc. Class B                      287,401  28,406,715       0.2%
*   Nobility Homes, Inc.                      1,105      12,569       0.0%
    Nordstrom, Inc.                         132,644  10,022,581       0.1%
*   Norwegian Cruise Line Holdings, Ltd.     75,141   3,645,090       0.0%
#   Nutrisystem, Inc.                        37,395     712,375       0.0%
*   NVR, Inc.                                 4,872   6,462,659       0.1%
*   O'Reilly Automotive, Inc.                69,214  15,076,886       0.1%
#*  Office Depot, Inc.                      725,686   6,690,825       0.1%
#   Omnicom Group, Inc.                     170,834  12,942,384       0.1%
*   Orbitz Worldwide, Inc.                  135,737   1,590,838       0.0%
#   Outerwall, Inc.                          20,260   1,345,872       0.0%
#*  Overstock.com, Inc.                       9,836     211,179       0.0%
#   Oxford Industries, Inc.                  22,706   1,803,992       0.0%
*   P&F Industries, Inc. Class A                504       3,276       0.0%
#*  Pacific Sunwear of California, Inc.      44,547      93,549       0.0%
#*  Panera Bread Co. Class A                 45,606   8,322,183       0.1%
    Papa John's International, Inc.          46,835   2,874,264       0.0%
#*  Penn National Gaming, Inc.              138,298   2,223,832       0.0%
    Penske Automotive Group, Inc.           125,282   6,115,014       0.1%
*   Pep Boys-Manny, Moe & Jack (The)         61,089     559,575       0.0%
*   Perfumania Holdings, Inc.                 2,203      12,028       0.0%
*   Perry Ellis International, Inc.          13,637     326,197       0.0%
#   PetMed Express, Inc.                     14,214     225,008       0.0%
#   Pier 1 Imports, Inc.                    102,797   1,300,382       0.0%
*   Pinnacle Entertainment, Inc.             36,695   1,348,908       0.0%
#   Polaris Industries, Inc.                 44,389   6,079,517       0.1%
    Pool Corp.                               49,955   3,241,580       0.0%
*   Popeyes Louisiana Kitchen, Inc.          26,605   1,481,366       0.0%
*   Priceline Group, Inc. (The)              21,467  26,572,067       0.2%
    PulteGroup, Inc.                        204,214   3,941,330       0.0%
#   PVH Corp.                                44,772   4,627,186       0.0%
*   QEP Co., Inc.                               352       5,775       0.0%
#*  Quiksilver, Inc.                        164,480     273,037       0.0%
#*  Radio One, Inc. Class D                  16,485      58,851       0.0%
    Ralph Lauren Corp.                       38,742   5,168,570       0.0%
*   RCI Hospitality Holdings, Inc.            7,842      89,320       0.0%
*   Reading International, Inc. Class A       5,859      78,042       0.0%
#*  Red Lion Hotels Corp.                    13,744      96,208       0.0%
*   Red Robin Gourmet Burgers, Inc.          18,409   1,382,332       0.0%
#   Regal Entertainment Group Class A       157,917   3,474,174       0.0%
*   Regis Corp.                              52,558     868,258       0.0%
    Remy International, Inc.                 12,160     270,560       0.0%
#   Rent-A-Center, Inc.                      88,792   2,628,243       0.0%
#*  Rentrak Corp.                             4,450     210,930       0.0%
#*  Restoration Hardware Holdings, Inc.      46,815   4,034,049       0.0%
    Rocky Brands, Inc.                        5,636     126,472       0.0%
    Ross Stores, Inc.                       135,898  13,437,594       0.1%
    Royal Caribbean Cruises, Ltd.           174,781  11,895,595       0.1%
#*  Ruby Tuesday, Inc.                       77,218     562,147       0.0%
    Ruth's Hospitality Group, Inc.           55,737     810,973       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Ryland Group, Inc. (The)                 39,522 $ 1,629,097       0.0%
#   Saga Communications, Inc. Class A         1,544      61,745       0.0%
#   Salem Media Group, Inc. Class A          12,181      59,443       0.0%
*   Sally Beauty Holdings, Inc.             186,936   5,834,273       0.1%
#   Scholastic Corp.                         19,372     787,278       0.0%
#*  Scientific Games Corp. Class A           41,514     525,982       0.0%
#   Scripps Networks Interactive, Inc.
      Class A                                67,492   4,714,991       0.0%
*   Sears Holdings Corp.                     74,551   2,977,567       0.0%
#   SeaWorld Entertainment, Inc.             19,910     422,092       0.0%
*   Select Comfort Corp.                     70,344   2,168,002       0.0%
    Service Corp. International             311,883   8,632,921       0.1%
#*  Shiloh Industries, Inc.                  17,372     202,036       0.0%
    Shoe Carnival, Inc.                      21,887     571,470       0.0%
#*  Shutterfly, Inc.                         38,344   1,716,277       0.0%
    Signet Jewelers, Ltd.                    62,505   8,383,796       0.1%
#   Sinclair Broadcast Group, Inc.
      Class A                               110,861   3,396,781       0.0%
#*  Sirius XM Holdings, Inc.              1,840,288   7,269,138       0.1%
#   Six Flags Entertainment Corp.           105,879   4,978,431       0.0%
*   Sizmek, Inc.                             27,927     194,372       0.0%
#*  Skechers U.S.A., Inc. Class A            36,498   3,281,900       0.0%
*   Skullcandy, Inc.                         31,317     338,537       0.0%
*   Skyline Corp.                             4,311      15,433       0.0%
#*  Smith & Wesson Holding Corp.              8,213     122,086       0.0%
#   Sonic Automotive, Inc. Class A           55,005   1,284,367       0.0%
    Sonic Corp.                              62,894   1,801,913       0.0%
#   Sotheby's                                87,310   3,729,010       0.0%
*   Spanish Broadcasting System, Inc.
      Class A                                 1,868      11,582       0.0%
    Spartan Motors, Inc.                     27,734     130,627       0.0%
#   Speedway Motorsports, Inc.               33,758     773,058       0.0%
    Stage Stores, Inc.                       52,560   1,014,934       0.0%
#   Standard Motor Products, Inc.            28,813   1,089,131       0.0%
*   Standard Pacific Corp.                  298,783   2,420,142       0.0%
*   Stanley Furniture Co., Inc.               8,749      23,535       0.0%
    Staples, Inc.                           486,764   7,943,988       0.1%
    Starbucks Corp.                         753,434  37,355,258       0.3%
    Starwood Hotels & Resorts Worldwide,
      Inc.                                  121,587  10,450,403       0.1%
#*  Starz                                   100,881   3,967,650       0.0%
*   Starz Class B                             2,392      92,905       0.0%
    Stein Mart, Inc.                         49,182     581,823       0.0%
*   Steiner Leisure, Ltd.                    15,032     725,144       0.0%
*   Steven Madden, Ltd.                      85,648   3,341,985       0.0%
*   Stoneridge, Inc.                         29,966     360,791       0.0%
#   Strattec Security Corp.                   2,661     199,761       0.0%
#*  Strayer Education, Inc.                  13,939     706,986       0.0%
#   Sturm Ruger & Co., Inc.                   9,700     531,657       0.0%
#   Superior Industries International,
      Inc.                                   24,359     453,077       0.0%
    Superior Uniform Group, Inc.             12,611     214,387       0.0%
    Sypris Solutions, Inc.                   12,624      19,315       0.0%
#*  Systemax, Inc.                           27,440     286,748       0.0%
    Tandy Leather Factory, Inc.              14,264     120,816       0.0%
    Target Corp.                            302,235  23,825,185       0.2%
#*  Taylor Morrison Home Corp. Class A       25,262     467,852       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Tempur Sealy International, Inc.         70,024 $ 4,265,162       0.0%
*   Tenneco, Inc.                            87,634   5,122,207       0.0%
#*  Tesla Motors, Inc.                       25,200   5,696,460       0.1%
#   Texas Roadhouse, Inc.                    88,668   2,979,245       0.0%
    Thor Industries, Inc.                    64,383   3,873,925       0.0%
    Tiffany & Co.                            48,874   4,275,498       0.0%
#*  Tilly's, Inc. Class A                     6,659      88,831       0.0%
    Time Warner Cable, Inc.                  96,502  15,007,991       0.1%
    Time Warner, Inc.                       608,624  51,373,952       0.4%
#   Time, Inc.                               42,322     966,211       0.0%
    TJX Cos., Inc. (The)                    348,218  22,473,990       0.2%
*   Toll Brothers, Inc.                     158,416   5,630,105       0.1%
*   Tower International, Inc.                24,589     635,872       0.0%
#   Town Sports International Holdings,
      Inc.                                   17,552     107,594       0.0%
#   Tractor Supply Co.                       95,893   8,252,552       0.1%
*   Trans World Entertainment Corp.             200         752       0.0%
#*  TRI Pointe Homes, Inc.                   67,375     962,115       0.0%
*   TripAdvisor, Inc.                        64,669   5,205,208       0.0%
*   TRW Automotive Holdings Corp.           119,251  12,528,510       0.1%
#*  Tuesday Morning Corp.                    27,700     438,214       0.0%
#*  Tumi Holdings, Inc.                      79,728   1,864,838       0.0%
#   Tupperware Brands Corp.                  46,041   3,078,301       0.0%
    Twenty-First Century Fox, Inc. Class A  523,443  17,838,937       0.2%
    Twenty-First Century Fox, Inc. Class B  169,346   5,647,689       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.   36,577   5,526,419       0.1%
#*  Under Armour, Inc. Class A               76,343   5,920,400       0.1%
*   Unifi, Inc.                              15,429     544,489       0.0%
*   Universal Electronics, Inc.              18,256     984,729       0.0%
    Universal Technical Institute, Inc.      16,908     142,873       0.0%
#*  Urban Outfitters, Inc.                  192,625   7,712,705       0.1%
*   US Auto Parts Network, Inc.              19,452      31,123       0.0%
    Vail Resorts, Inc.                       54,680   5,424,803       0.1%
    Value Line, Inc.                          2,920      42,194       0.0%
    VF Corp.                                124,525   9,019,346       0.1%
    Viacom, Inc. Class A                      7,238     500,363       0.0%
    Viacom, Inc. Class B                    160,007  11,112,486       0.1%
*   Vista Outdoor, Inc.                      69,592   3,045,346       0.0%
*   Visteon Corp.                            80,457   8,158,340       0.1%
#*  Vitamin Shoppe, Inc.                     34,884   1,460,942       0.0%
#*  VOXX International Corp.                 28,343     270,109       0.0%
    Walt Disney Co. (The)                   551,069  59,912,222       0.5%
#*  Weight Watchers International, Inc.      38,632     330,304       0.0%
#   Wendy's Co. (The)                       484,952   4,907,714       0.0%
*   West Marine, Inc.                        18,950     190,448       0.0%
#   Weyco Group, Inc.                         6,018     171,513       0.0%
    Whirlpool Corp.                          83,597  14,679,633       0.1%
#*  William Lyon Homes Class A                  871      18,857       0.0%
    Williams-Sonoma, Inc.                    93,271   6,858,217       0.1%
#   Winmark Corp.                             2,493     224,395       0.0%
#   Winnebago Industries, Inc.               39,670     821,566       0.0%
#   Wolverine World Wide, Inc.              121,231   3,725,429       0.0%
    Wyndham Worldwide Corp.                 111,952   9,560,701       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Wynn Resorts, Ltd.                    31,740 $    3,525,362       0.0%
    Yum! Brands, Inc.                    217,514     18,697,503       0.2%
*   Zagg, Inc.                            37,341        311,051       0.0%
#*  Zumiez, Inc.                          39,272      1,245,315       0.0%
                                                 --------------      ----
Total Consumer Discretionary                      1,965,262,966      15.6%
                                                 --------------      ----
Consumer Staples -- (6.9%)
#   Alico, Inc.                            6,442        301,292       0.0%
*   Alliance One International, Inc.      82,516        108,921       0.0%
    Altria Group, Inc.                   989,845     49,541,742       0.4%
    Andersons, Inc. (The)                 37,467      1,599,466       0.0%
    Archer-Daniels-Midland Co.           233,593     11,418,026       0.1%
#   Avon Products, Inc.                  150,757      1,231,685       0.0%
#   B&G Foods, Inc.                       92,568      2,814,067       0.0%
#*  Boston Beer Co., Inc. (The)
      Class A                              8,259      2,046,580       0.0%
#*  Boulder Brands, Inc.                  52,929        504,943       0.0%
*   Bridgford Foods Corp.                  2,501         19,820       0.0%
    Brown-Forman Corp. Class A            19,098      1,763,318       0.0%
    Brown-Forman Corp. Class B            74,290      6,703,187       0.1%
    Bunge, Ltd.                           80,696      6,969,714       0.1%
#   Cal-Maine Foods, Inc.                 51,938      2,322,148       0.0%
    Calavo Growers, Inc.                  19,924      1,009,151       0.0%
#   Campbell Soup Co.                    215,752      9,646,272       0.1%
    Casey's General Stores, Inc.          68,509      5,630,070       0.0%
*   CCA Industries, Inc.                   3,400         10,506       0.0%
*   Central Garden & Pet Co.              11,250        104,119       0.0%
#*  Central Garden and Pet Co. Class A    50,235        492,303       0.0%
#*  Chefs' Warehouse, Inc. (The)          12,486        227,370       0.0%
    Church & Dwight Co., Inc.             76,639      6,220,788       0.1%
#   Clorox Co. (The)                      90,598      9,612,448       0.1%
#   Coca-Cola Bottling Co.
      Consolidated                         9,817      1,109,321       0.0%
    Coca-Cola Co. (The)                1,684,858     68,337,840       0.5%
    Coca-Cola Enterprises, Inc.          231,809     10,294,638       0.1%
#*  Coffee Holding Co., Inc.                 300          1,464       0.0%
    Colgate-Palmolive Co.                447,635     30,116,883       0.2%
    ConAgra Foods, Inc.                  278,582     10,070,739       0.1%
*   Constellation Brands, Inc. Class A   107,244     12,433,869       0.1%
*   Constellation Brands, Inc. Class B     3,160        370,510       0.0%
    Costco Wholesale Corp.               185,431     26,525,905       0.2%
#   Coty, Inc. Class A                     4,473        106,949       0.0%
#*  Craft Brew Alliance, Inc.             13,966        183,653       0.0%
*   Crimson Wine Group, Ltd.              15,327        142,541       0.0%
    CVS Health Corp.                     578,655     57,454,655       0.5%
*   Cyanotech Corp.                          800          7,288       0.0%
*   Darling Ingredients, Inc.            193,157      2,638,525       0.0%
#   Dean Foods Co.                       107,550      1,747,687       0.0%
#*  Diamond Foods, Inc.                   23,571        660,931       0.0%
    Dr Pepper Snapple Group, Inc.        111,211      8,294,116       0.1%
    Energizer Holdings, Inc.              45,255      6,182,738       0.1%
    Estee Lauder Cos., Inc. (The)
      Class A                            113,441      9,221,619       0.1%
#*  Fairway Group Holdings Corp.           8,621         45,777       0.0%
#*  Farmer Bros Co.                       21,339        531,981       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Staples -- (Continued)
#   Flowers Foods, Inc.                     263,196 $ 5,879,799       0.1%
    Fresh Del Monte Produce, Inc.            79,059   2,919,649       0.0%
#*  Fresh Market, Inc. (The)                 23,061     810,364       0.0%
    General Mills, Inc.                     305,556  16,909,469       0.1%
    Golden Enterprises, Inc.                  3,860      15,556       0.0%
#*  Hain Celestial Group, Inc. (The)         77,183   4,649,504       0.0%
#*  Herbalife, Ltd.                          59,513   2,470,980       0.0%
    Hershey Co. (The)                        73,962   6,798,587       0.1%
#   Hormel Foods Corp.                      105,485   5,733,110       0.1%
    Ingles Markets, Inc. Class A             21,621     905,055       0.0%
    Ingredion, Inc.                         102,451   8,134,609       0.1%
    Inter Parfums, Inc.                      31,171     940,741       0.0%
*   Inventure Foods, Inc.                     1,478      14,410       0.0%
    J&J Snack Foods Corp.                    20,137   2,100,893       0.0%
    JM Smucker Co. (The)                     79,826   9,253,430       0.1%
#   John B. Sanfilippo & Son, Inc.            8,763     455,764       0.0%
    Kellogg Co.                             131,129   8,304,400       0.1%
    Keurig Green Mountain, Inc.              47,520   5,529,902       0.0%
    Kimberly-Clark Corp.                    180,720  19,823,177       0.2%
    Kraft Foods Group, Inc.                 292,297  24,772,171       0.2%
    Kroger Co. (The)                        236,431  16,292,460       0.1%
    Lancaster Colony Corp.                   33,704   3,021,901       0.0%
*   Landec Corp.                             40,828     580,166       0.0%
#*  Lifeway Foods, Inc.                       3,699      74,757       0.0%
#   Limoneira Co.                               244       5,597       0.0%
    Lorillard, Inc.                          99,950   6,982,507       0.1%
*   Mannatech, Inc.                           1,435      27,710       0.0%
    McCormick & Co., Inc.(579780107)          4,298     323,339       0.0%
#   McCormick & Co., Inc.(579780206)         59,141   4,453,317       0.0%
    Mead Johnson Nutrition Co.              100,447   9,634,876       0.1%
#*  Medifast, Inc.                           24,745     742,350       0.0%
    MGP Ingredients, Inc.                    12,402     174,124       0.0%
#   Molson Coors Brewing Co. Class A          1,162     101,094       0.0%
    Molson Coors Brewing Co. Class B         95,331   7,007,782       0.1%
    Mondelez International, Inc. Class A    675,206  25,907,654       0.2%
*   Monster Beverage Corp.                  107,227  14,701,894       0.1%
*   National Beverage Corp.                  34,376     768,304       0.0%
*   Natural Alternatives International,
      Inc.                                    2,740      15,399       0.0%
#*  Natural Grocers by Vitamin Cottage,
      Inc.                                    5,731     150,840       0.0%
    Nature's Sunshine Products, Inc.            200       2,602       0.0%
#   Nu Skin Enterprises, Inc. Class A        71,197   4,026,190       0.0%
*   Nutraceutical International Corp.         9,876     192,582       0.0%
#   Oil-Dri Corp. of America                  4,211     138,205       0.0%
*   Omega Protein Corp.                      30,582     390,838       0.0%
#   Orchids Paper Products Co.                4,901     105,322       0.0%
    PepsiCo, Inc.                           762,332  72,513,020       0.6%
    Philip Morris International, Inc.       538,659  44,961,867       0.4%
#   Pilgrim's Pride Corp.                   135,481   3,346,381       0.0%
    Pinnacle Foods, Inc.                    106,561   4,321,049       0.0%
#*  Post Holdings, Inc.                      66,269   3,110,667       0.0%
#   Pricesmart, Inc.                         34,488   2,774,904       0.0%
*   Primo Water Corp.                         5,500      28,545       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Staples -- (Continued)
    Procter & Gamble Co. (The)             836,210 $ 66,487,057       0.5%
*   Reliv International, Inc.                2,740        3,069       0.0%
*   Revlon, Inc. Class A                    50,920    1,991,481       0.0%
#   Reynolds American, Inc.                157,135   11,517,995       0.1%
*   Rite Aid Corp.                         755,659    5,826,131       0.1%
    Rocky Mountain Chocolate Factory, Inc.   3,966       50,923       0.0%
#   Sanderson Farms, Inc.                   41,613    3,125,969       0.0%
*   Seaboard Corp.                             550    1,980,000       0.0%
*   Seneca Foods Corp. Class A               7,423      213,931       0.0%
*   Seneca Foods Corp. Class B               1,493       49,202       0.0%
#   Snyder's-Lance, Inc.                    71,048    2,098,047       0.0%
    SpartanNash Co.                         50,684    1,529,136       0.0%
    Spectrum Brands Holdings, Inc.          79,459    7,264,936       0.1%
#*  Sprouts Farmers Market, Inc.           103,346    3,305,522       0.0%
*   SUPERVALU, Inc.                        348,144    3,060,186       0.0%
#   Sysco Corp.                            248,724    9,210,250       0.1%
#*  Tofutti Brands, Inc.                       456        1,927       0.0%
#   Tootsie Roll Industries, Inc.           26,586      823,634       0.0%
*   TreeHouse Foods, Inc.                   48,644    3,952,811       0.0%
    Tyson Foods, Inc. Class A              254,529   10,053,895       0.1%
#*  United Natural Foods, Inc.              46,609    3,144,243       0.0%
    United-Guardian, Inc.                    1,741       32,470       0.0%
#   Universal Corp.                         21,805    1,025,489       0.0%
#*  USANA Health Sciences, Inc.              9,599    1,091,790       0.0%
#   Vector Group, Ltd.                      92,173    2,041,632       0.0%
    Village Super Market, Inc. Class A       4,375      139,694       0.0%
    Wal-Mart Stores, Inc.                  707,960   55,256,278       0.4%
    Walgreens Boots Alliance, Inc.         262,262   21,749,388       0.2%
    WD-40 Co.                               15,520    1,256,499       0.0%
#   Weis Markets, Inc.                      24,373    1,080,943       0.0%
*   WhiteWave Foods Co. (The) Class A      162,623    7,150,533       0.1%
    Whole Foods Market, Inc.               174,802    8,348,543       0.1%
                                                   ------------       ---
Total Consumer Staples                              954,940,982       7.6%
                                                   ------------       ---
Energy -- (7.2%)
*   Abraxas Petroleum Corp.                  3,201       12,164       0.0%
    Adams Resources & Energy, Inc.           3,234      150,704       0.0%
#   Alon USA Energy, Inc.                  100,736    1,620,842       0.0%
#*  Alpha Natural Resources, Inc.          222,776      180,449       0.0%
    Anadarko Petroleum Corp.               280,852   26,428,173       0.2%
    Apache Corp.                           163,758   11,201,047       0.1%
#*  Approach Resources, Inc.                32,109      281,596       0.0%
#*  Arch Coal, Inc.                        182,324      177,620       0.0%
#   Atwood Oceanics, Inc.                   70,909    2,366,942       0.0%
    Baker Hughes, Inc.                     160,344   10,977,150       0.1%
*   Barnwell Industries, Inc.                4,663       14,362       0.0%
#*  Basic Energy Services, Inc.             52,682      536,830       0.0%
#*  Bill Barrett Corp.                      51,882      601,831       0.0%
*   Bonanza Creek Energy, Inc.              66,703    1,838,335       0.0%
#   Bristow Group, Inc.                     33,119    2,057,683       0.0%
#*  C&J Energy Services, Ltd.               64,696    1,128,945       0.0%
    Cabot Oil & Gas Corp.                  369,393   12,492,871       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Energy -- (Continued)
    California Resources Corp.             170,810 $  1,588,533       0.0%
#*  Callon Petroleum Co.                    93,120      832,493       0.0%
*   Cameron International Corp.            183,483   10,058,538       0.1%
#   CARBO Ceramics, Inc.                    21,127      934,447       0.0%
*   Carrizo Oil & Gas, Inc.                 64,461    3,592,412       0.0%
*   Cheniere Energy, Inc.                  139,133   10,642,283       0.1%
#   Chesapeake Energy Corp.                705,955   11,132,910       0.1%
    Chevron Corp.                          769,745   85,487,880       0.7%
    Cimarex Energy Co.                      99,200   12,340,480       0.1%
#*  Clayton Williams Energy, Inc.           16,725      931,081       0.0%
#*  Clean Energy Fuels Corp.                54,100      533,967       0.0%
#*  Cloud Peak Energy, Inc.                 70,350      456,572       0.0%
#*  Cobalt International Energy, Inc.      123,680    1,323,376       0.0%
#   Comstock Resources, Inc.                44,876      240,984       0.0%
*   Concho Resources, Inc.                  98,310   12,451,945       0.1%
    ConocoPhillips                         562,318   38,192,639       0.3%
#   CONSOL Energy, Inc.                    119,326    3,875,708       0.0%
*   Contango Oil & Gas Co.                  18,297      458,706       0.0%
#*  Continental Resources, Inc.             39,458    2,076,675       0.0%
#   Core Laboratories NV                    27,972    3,672,164       0.0%
#   CVR Energy, Inc.                        43,150    1,727,726       0.0%
*   Dawson Geophysical Co.                  19,709      112,144       0.0%
    Delek US Holdings, Inc.                 84,707    3,127,382       0.0%
#   Denbury Resources, Inc.                341,290    3,006,765       0.0%
    Devon Energy Corp.                     146,034    9,960,979       0.1%
    DHT Holdings, Inc.                       4,917       39,336       0.0%
#   Diamond Offshore Drilling, Inc.        111,452    3,730,298       0.0%
*   Diamondback Energy, Inc.                73,575    6,075,088       0.1%
*   Dresser-Rand Group, Inc.                71,667    5,924,711       0.1%
#*  Dril-Quip, Inc.                         32,784    2,613,540       0.0%
#*  Emerald Oil, Inc.                       63,636       40,727       0.0%
#   Energen Corp.                           83,762    5,961,342       0.1%
#   Energy XXI, Ltd.                        98,756      431,564       0.0%
*   ENGlobal Corp.                          13,200       21,384       0.0%
    EnLink Midstream LLC                    57,166    2,009,385       0.0%
    EOG Resources, Inc.                    347,506   34,385,719       0.3%
    EQT Corp.                               58,848    5,292,789       0.1%
*   Era Group, Inc.                         25,906      574,595       0.0%
    Evolution Petroleum Corp.                8,344       57,407       0.0%
    Exterran Holdings, Inc.                 77,446    2,870,923       0.0%
    Exxon Mobil Corp.                    2,087,371  182,373,604       1.5%
#*  FieldPoint Petroleum Corp.               4,233        8,297       0.0%
*   FMC Technologies, Inc.                 140,469    6,194,683       0.1%
*   Forum Energy Technologies, Inc.         36,427      847,292       0.0%
#   GasLog, Ltd.                            51,417    1,146,085       0.0%
#*  Gastar Exploration, Inc.                88,544      321,415       0.0%
#*  Geospace Technologies Corp.             10,281      222,070       0.0%
#*  Goodrich Petroleum Corp.                 6,972       26,982       0.0%
#   Green Plains, Inc.                      42,179    1,313,454       0.0%
*   Gulf Coast Ultra Deep Royalty Trust     14,252       11,402       0.0%
    Gulf Island Fabrication, Inc.           13,735      181,165       0.0%
#   Gulfmark Offshore, Inc. Class A         29,608      444,416       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
*   Gulfport Energy Corp.                    64,790 $ 3,170,823       0.0%
#*  Halcon Resources Corp.                  140,049     208,673       0.0%
    Halliburton Co.                         325,091  15,913,204       0.1%
*   Helix Energy Solutions Group, Inc.      135,544   2,233,765       0.0%
#   Helmerich & Payne, Inc.                  94,023   7,330,973       0.1%
#*  Hercules Offshore, Inc.                 135,628     109,194       0.0%
    Hess Corp.                              113,175   8,703,157       0.1%
*   HKN, Inc.                                   239      11,950       0.0%
    HollyFrontier Corp.                     155,646   6,035,952       0.1%
#*  Hornbeck Offshore Services, Inc.         38,647     883,084       0.0%
#*  ION Geophysical Corp.                   152,746     348,261       0.0%
#*  Key Energy Services, Inc.               180,687     440,876       0.0%
    Kinder Morgan, Inc.                     876,354  37,639,404       0.3%
*   Kosmos Energy, Ltd.                     202,747   1,982,866       0.0%
#*  Laredo Petroleum, Inc.                  144,563   2,284,095       0.0%
#   LinnCo LLC                              108,620   1,384,905       0.0%
    Marathon Oil Corp.                      367,288  11,422,657       0.1%
    Marathon Petroleum Corp.                170,571  16,813,183       0.1%
#*  Matador Resources Co.                    70,168   1,945,057       0.0%
*   Matrix Service Co.                       31,741     697,350       0.0%
#*  McDermott International, Inc.           205,264   1,077,636       0.0%
*   Mexco Energy Corp.                          684       3,601       0.0%
*   Mitcham Industries, Inc.                 11,460      56,154       0.0%
#   Murphy Oil Corp.                        108,896   5,184,539       0.1%
    Nabors Industries, Ltd.                 350,903   5,860,080       0.1%
#   National Oilwell Varco, Inc.            160,701   8,743,741       0.1%
*   Natural Gas Services Group, Inc.         11,371     288,255       0.0%
*   Newfield Exploration Co.                175,506   6,886,855       0.1%
*   Newpark Resources, Inc.                 105,948   1,087,026       0.0%
#   Noble Corp. P.L.C.                      205,127   3,550,748       0.0%
    Noble Energy, Inc.                      148,606   7,537,296       0.1%
#*  Nordic American Offshore, Ltd.              255       2,405       0.0%
#   Nordic American Tankers, Ltd.            29,510     360,907       0.0%
#*  Northern Oil and Gas, Inc.               74,420     657,873       0.0%
#*  Nuverra Environmental Solutions, Inc.    16,662      67,648       0.0%
#*  Oasis Petroleum, Inc.                   136,548   2,449,671       0.0%
    Occidental Petroleum Corp.              388,292  31,102,189       0.3%
    Oceaneering International, Inc.          82,252   4,532,908       0.0%
*   Oil States International, Inc.           78,683   3,744,524       0.0%
    ONEOK, Inc.                             128,482   6,179,984       0.1%
#*  Overseas Shipholding Group, Inc.         19,258      65,285       0.0%
#   Panhandle Oil and Gas, Inc. Class A      20,354     464,071       0.0%
#   Paragon Offshore P.L.C.                  68,375     123,759       0.0%
#*  Parker Drilling Co.                     129,468     485,505       0.0%
#   Patterson-UTI Energy, Inc.              185,277   4,140,941       0.0%
#   PBF Energy, Inc. Class A                113,008   3,207,167       0.0%
#*  PDC Energy, Inc.                         43,429   2,464,161       0.0%
#   Peabody Energy Corp.                    236,569   1,118,971       0.0%
#*  Penn Virginia Corp.                      95,262     636,350       0.0%
#*  PetroQuest Energy, Inc.                 100,726     269,946       0.0%
#*  PHI, Inc. Non-Voting                     10,655     333,821       0.0%
*   PHI, Inc. Voting                          2,247      68,814       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
    Phillips 66                             225,161 $17,857,519       0.2%
*   Pioneer Energy Services Corp.            54,296     404,505       0.0%
    Pioneer Natural Resources Co.            41,423   7,157,066       0.1%
    QEP Resources, Inc.                     224,471   5,050,597       0.1%
#   Range Resources Corp.                    80,156   5,094,715       0.1%
#*  Renewable Energy Group, Inc.             37,602     346,314       0.0%
#*  REX American Resources Corp.              7,500     474,150       0.0%
#*  Rex Energy Corp.                         63,446     317,230       0.0%
#*  RigNet, Inc.                             10,885     407,752       0.0%
*   Rosetta Resources, Inc.                  81,505   1,860,759       0.0%
#   Rowan Cos. P.L.C. Class A               128,142   2,715,329       0.0%
#*  Royale Energy, Inc.                         400         660       0.0%
#   RPC, Inc.                               164,035   2,609,797       0.0%
#*  Sanchez Energy Corp.                      2,262      33,229       0.0%
#*  SandRidge Energy, Inc.                  662,821   1,252,732       0.0%
    Schlumberger, Ltd.                      396,427  37,505,958       0.3%
#   Scorpio Tankers, Inc.                   207,911   1,941,889       0.0%
#*  SEACOR Holdings, Inc.                    24,795   1,801,605       0.0%
    SemGroup Corp. Class A                   40,763   3,431,837       0.0%
#*  Seventy Seven Energy, Inc.               38,522     195,307       0.0%
#   Ship Finance International, Ltd.         85,877   1,353,422       0.0%
    SM Energy Co.                            94,705   5,490,049       0.1%
#*  Southwestern Energy Co.                 460,704  12,913,533       0.1%
#   Spectra Energy Corp.                    206,997   7,710,638       0.1%
*   Steel Excel, Inc.                         6,102     122,345       0.0%
#*  Stone Energy Corp.                       68,909   1,176,277       0.0%
#   Superior Energy Services, Inc.          170,693   4,352,671       0.0%
#*  Swift Energy Co.                         31,634      95,535       0.0%
#*  Synergy Resources Corp.                 120,293   1,441,110       0.0%
    Targa Resources Corp.                    39,280   4,123,222       0.0%
#   Teekay Corp.                             97,003   4,822,019       0.0%
    Tesco Corp.                              52,121     670,276       0.0%
    Tesoro Corp.                            160,831  13,804,125       0.1%
*   TETRA Technologies, Inc.                 97,678     705,235       0.0%
#   Tidewater, Inc.                          60,688   1,680,451       0.0%
#   Transocean, Ltd.                        223,773   4,211,408       0.0%
#*  Triangle Petroleum Corp.                101,041     603,215       0.0%
#*  Ultra Petroleum Corp.                   141,456   2,408,996       0.0%
#*  Unit Corp.                               57,869   2,016,156       0.0%
#*  Uranium Energy Corp.                     21,851      56,813       0.0%
*   Uranium Resources, Inc.                     685         897       0.0%
#   US Silica Holdings, Inc.                 49,746   1,858,013       0.0%
#*  Vaalco Energy, Inc.                      93,901     231,935       0.0%
    Valero Energy Corp.                     262,913  14,959,750       0.1%
#   W&T Offshore, Inc.                       91,888     590,840       0.0%
#*  Warren Resources, Inc.                   84,791      91,574       0.0%
*   Weatherford International P.L.C.        621,232   9,038,926       0.1%
    Western Refining, Inc.                  183,028   8,062,383       0.1%
*   Westmoreland Coal Co.                    17,932     509,627       0.0%
*   Whiting Petroleum Corp.                 190,272   7,213,212       0.1%
*   Willbros Group, Inc.                     54,889     137,223       0.0%
    Williams Cos., Inc. (The)               194,422   9,952,462       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Energy -- (Continued)
#   World Fuel Services Corp.               78,762 $  4,371,291       0.0%
#*  WPX Energy, Inc.                       248,918    3,422,623       0.0%
*   Yuma Energy, Inc.                        2,104        2,009       0.0%
                                                   ------------       ---
Total Energy                                        996,917,477       7.9%
                                                   ------------       ---
Financials -- (12.9%)
*   1st Constitution Bancorp                 1,441       16,341       0.0%
#   1st Source Corp.                        28,306      880,883       0.0%
    A-Mark Precious Metals, Inc.                96        1,016       0.0%
    Access National Corp.                    4,884       92,308       0.0%
    ACE, Ltd.                              126,459   13,529,848       0.1%
*   Affiliated Managers Group, Inc.         35,540    8,036,660       0.1%
    Aflac, Inc.                            210,998   13,301,314       0.1%
    Alexander & Baldwin, Inc.               86,484    3,500,872       0.0%
*   Alleghany Corp.                          9,912    4,693,530       0.0%
    Alliance Bancorp, Inc. of Pennsylvania   1,546       32,234       0.0%
    Allied World Assurance Co. Holdings AG 112,284    4,619,364       0.0%
    Allstate Corp. (The)                   171,041   11,914,716       0.1%
*   Altisource Asset Management Corp.          909      203,616       0.0%
#*  Altisource Portfolio Solutions SA       18,312      444,066       0.0%
#*  Ambac Financial Group, Inc.             13,489      310,382       0.0%
#   Ameriana Bancorp                           456        7,524       0.0%
    American Equity Investment Life
      Holding Co.                          132,344    3,566,671       0.0%
    American Express Co.                   471,214   36,495,524       0.3%
    American Financial Group, Inc.         101,251    6,399,063       0.1%
*   American Independence Corp.                371        3,773       0.0%
    American International Group, Inc.     541,061   30,456,324       0.3%
#   American National Bankshares, Inc.       3,768       84,818       0.0%
    American National Insurance Co.         20,046    2,005,803       0.0%
*   American River Bankshares                2,192       21,372       0.0%
    Ameriprise Financial, Inc.              82,316   10,312,548       0.1%
    Ameris Bancorp                          40,300    1,007,097       0.0%
    AMERISAFE, Inc.                         24,382    1,101,823       0.0%
    AmeriServ Financial, Inc.                8,436       27,080       0.0%
#   Amtrust Financial Services, Inc.       136,661    8,127,230       0.1%
    Aon P.L.C.                              88,977    8,562,257       0.1%
#*  Arch Capital Group, Ltd.                70,226    4,261,314       0.0%
    Argo Group International Holdings,
      Ltd.                                  28,737    1,407,826       0.0%
#   Arrow Financial Corp.                   11,308      294,686       0.0%
    Arthur J Gallagher & Co.                98,504    4,711,446       0.0%
#   Artisan Partners Asset Management,
      Inc. Class A                          32,784    1,468,395       0.0%
    Aspen Insurance Holdings, Ltd.          99,439    4,646,784       0.0%
    Associated Banc-Corp                   257,194    4,837,819       0.1%
    Assurant, Inc.                          85,630    5,262,820       0.1%
    Assured Guaranty, Ltd.                 216,378    5,623,664       0.1%
*   Asta Funding, Inc.                      10,330       86,772       0.0%
#   Astoria Financial Corp.                170,488    2,245,327       0.0%
    Atlantic American Corp.                  2,737       10,839       0.0%
#*  Atlantic Coast Financial Corp.             945        3,960       0.0%
#*  Atlanticus Holdings Corp.               14,132       38,863       0.0%
    Auburn National Bancorporation, Inc.       335        8,310       0.0%
#*  AV Homes, Inc.                           8,825      139,258       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    Axis Capital Holdings, Ltd.             110,926 $ 5,774,808       0.1%
#   Baldwin & Lyons, Inc. Class A               638      15,210       0.0%
    Baldwin & Lyons, Inc. Class B             8,934     202,712       0.0%
#   Banc of California, Inc.                  9,411     116,696       0.0%
#   Bancfirst Corp.                          15,045     868,397       0.0%
#*  Bancorp, Inc. (The)                      42,824     417,106       0.0%
#   BancorpSouth, Inc.                      162,961   3,945,286       0.0%
    Bank Mutual Corp.                        40,110     288,391       0.0%
    Bank of America Corp.                 4,123,620  65,689,267       0.5%
    Bank of Commerce Holdings                 6,357      36,235       0.0%
#   Bank of Hawaii Corp.                     49,908   3,013,944       0.0%
    Bank of Kentucky Financial Corp (The)     2,404     115,128       0.0%
    Bank of New York Mellon Corp. (The)     470,147  19,906,024       0.2%
#   Bank of the Ozarks, Inc.                 87,928   3,408,089       0.0%
#   BankFinancial Corp.                      16,549     211,827       0.0%
    BankUnited, Inc.                        114,021   3,746,730       0.0%
    Banner Corp.                             34,086   1,541,369       0.0%
    Bar Harbor Bankshares                     3,463     121,932       0.0%
    BB&T Corp.                              273,649  10,478,020       0.1%
    BBCN Bancorp, Inc.                      130,123   1,846,445       0.0%
*   BBX Capital Corp. Class A                   277       5,077       0.0%
    BCB Bancorp, Inc.                         4,090      50,062       0.0%
#*  Bear State Financial, Inc.                2,492      24,770       0.0%
#*  Beneficial Bancorp, Inc.                 76,022     881,855       0.0%
    Berkshire Bancorp, Inc.                   1,000       8,000       0.0%
*   Berkshire Hathaway, Inc. Class B        644,204  90,968,047       0.7%
    Berkshire Hills Bancorp, Inc.            31,370     878,674       0.0%
    BGC Partners, Inc. Class A              321,727   3,228,530       0.0%
    BlackRock, Inc.                          43,801  15,940,936       0.1%
#   BNC Bancorp                                 160       2,920       0.0%
#*  BofI Holding, Inc.                       21,575   1,980,801       0.0%
#   BOK Financial Corp.                      60,241   3,927,111       0.0%
#   Boston Private Financial Holdings,
      Inc.                                  133,316   1,753,105       0.0%
#   Bridge Bancorp, Inc.                      2,589      65,424       0.0%
*   Bridge Capital Holdings                   4,396     118,912       0.0%
    Brookline Bancorp, Inc.                 111,806   1,204,151       0.0%
    Brown & Brown, Inc.                     181,018   5,783,525       0.1%
*   Brunswick Bancorp                            40         200       0.0%
    Bryn Mawr Bank Corp.                     16,046     482,824       0.0%
    C&F Financial Corp.                         721      25,278       0.0%
    Calamos Asset Management, Inc.
      Class A                                19,363     239,520       0.0%
    California First National Bancorp         2,970      40,362       0.0%
#   Camden National Corp.                     7,297     279,621       0.0%
    Cape Bancorp, Inc.                        5,201      50,450       0.0%
*   Capital Bank Financial Corp. Class A      2,762      74,905       0.0%
    Capital City Bank Group, Inc.            11,641     163,789       0.0%
    Capital One Financial Corp.             229,883  18,586,041       0.2%
*   Capital Properties, Inc. Class A            600       7,860       0.0%
    Capitol Federal Financial, Inc.         217,354   2,608,248       0.0%
    Cardinal Financial Corp.                 46,541     960,141       0.0%
*   Carolina Bank Holdings, Inc.                900       9,909       0.0%
*   Cascade Bancorp                          19,485      93,918       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
#   Cash America International, Inc.         51,879 $ 1,344,704       0.0%
    Cathay General Bancorp                  130,343   3,725,203       0.0%
#   CBOE Holdings, Inc.                      88,591   4,985,016       0.1%
*   CBRE Group, Inc. Class A                181,055   6,941,649       0.1%
    Centerstate Banks, Inc.                  25,723     312,792       0.0%
    Central Pacific Financial Corp.          19,353     443,184       0.0%
    Century Bancorp, Inc. Class A             1,596      61,653       0.0%
    Charles Schwab Corp. (The)              296,884   9,054,962       0.1%
    Charter Financial Corp.                   1,777      21,271       0.0%
    Chemical Financial Corp.                 36,472   1,126,985       0.0%
    Chicopee Bancorp, Inc.                    3,096      50,589       0.0%
    Chubb Corp. (The)                        93,428   9,188,644       0.1%
#   Cincinnati Financial Corp.               95,378   4,829,942       0.1%
    CIT Group, Inc.                         115,275   5,190,833       0.1%
    Citigroup, Inc.                       1,212,655  64,658,765       0.5%
    Citizens Community Bancorp, Inc.          1,650      14,933       0.0%
#   Citizens Holding Co.                        772      14,637       0.0%
#*  Citizens, Inc.                           39,312     221,720       0.0%
#   City Holding Co.                         20,073     922,756       0.0%
    City National Corp.                      55,479   5,170,643       0.1%
    Civista Bancshares, Inc.                  1,000      11,200       0.0%
    CKX Lands, Inc.                             743      10,588       0.0%
#   Clifton Bancorp, Inc.                    22,332     304,832       0.0%
    CME Group, Inc.                         122,446  11,131,566       0.1%
    CNA Financial Corp.                     117,974   4,754,352       0.1%
#   CNB Financial Corp.                       8,185     140,618       0.0%
#   CNO Financial Group, Inc.               184,317   3,133,389       0.0%
    CoBiz Financial, Inc.                    47,695     572,817       0.0%
    Codorus Valley Bancorp, Inc.              1,761      36,734       0.0%
    Cohen & Steers, Inc.                     15,317     579,902       0.0%
*   Colony Bankcorp, Inc.                     1,337      11,217       0.0%
    Columbia Banking System, Inc.            95,405   2,833,528       0.0%
#   Comerica, Inc.                          101,026   4,789,643       0.1%
#   Commerce Bancshares, Inc.               121,831   5,203,402       0.1%
    Commercial National Financial Corp.         847      20,243       0.0%
    Community Bank Shares of Indiana,
      Inc.                                      140       3,909       0.0%
#   Community Bank System, Inc.              57,826   2,021,019       0.0%
*   Community Bankers Trust Corp.             5,562      24,807       0.0%
    Community Trust Bancorp, Inc.            20,284     650,711       0.0%
    Community West Bancshares                 1,844      12,465       0.0%
*   CommunityOne Bancorp                          1          10       0.0%
#   ConnectOne Bancorp, Inc.                 14,878     285,955       0.0%
#   Consolidated-Tomoka Land Co.              5,268     288,370       0.0%
*   Consumer Portfolio Services, Inc.        11,333      72,418       0.0%
#*  Cowen Group, Inc. Class A               121,371     678,464       0.0%
#   Crawford & Co. Class A                   19,714     142,926       0.0%
#   Crawford & Co. Class B                   19,531     159,568       0.0%
#*  Credit Acceptance Corp.                  26,727   6,312,917       0.1%
#   Cullen/Frost Bankers, Inc.               63,737   4,648,977       0.0%
*   Customers Bancorp, Inc.                   1,928      48,605       0.0%
#   CVB Financial Corp.                     126,390   1,978,003       0.0%
    Diamond Hill Investment Group, Inc.       1,577     287,329       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
#   Dime Community Bancshares, Inc.          66,541 $ 1,059,333       0.0%
    Discover Financial Services             240,682  13,952,336       0.1%
    Donegal Group, Inc. Class A              19,839     299,767       0.0%
    Donegal Group, Inc. Class B               2,147      43,530       0.0%
*   E*TRADE Financial Corp.                 228,350   6,574,196       0.1%
    Eagle Bancorp Montana, Inc.                 566       6,186       0.0%
*   Eagle Bancorp, Inc.                      11,640     429,050       0.0%
    East West Bancorp, Inc.                 181,358   7,361,321       0.1%
    Eastern Virginia Bankshares, Inc.           851       5,361       0.0%
#   Eaton Vance Corp.                       124,418   5,111,091       0.1%
#*  eHealth, Inc.                            11,143     136,613       0.0%
    EMC Insurance Group, Inc.                10,245     354,887       0.0%
    Employers Holdings, Inc.                 47,570   1,161,184       0.0%
#*  Encore Capital Group, Inc.               33,385   1,350,089       0.0%
    Endurance Specialty Holdings, Ltd.       74,541   4,500,786       0.0%
#*  Enova International, Inc.                36,415     674,042       0.0%
*   Enstar Group, Ltd.                       15,137   2,150,059       0.0%
#   Enterprise Bancorp, Inc.                  3,680      78,973       0.0%
    Enterprise Financial Services Corp.      14,934     306,595       0.0%
    Erie Indemnity Co. Class A               45,519   3,766,697       0.0%
    ESSA Bancorp, Inc.                        9,594     123,283       0.0%
    Evans Bancorp, Inc.                       1,219      29,835       0.0%
    EverBank Financial Corp.                  8,327     154,632       0.0%
    Evercore Partners, Inc. Class A          50,314   2,427,147       0.0%
#   Everest Re Group, Ltd.                   38,478   6,884,099       0.1%
#*  Ezcorp, Inc. Class A                     76,355     702,466       0.0%
*   Farmers Capital Bank Corp.                1,933      45,155       0.0%
#   FBL Financial Group, Inc. Class A        22,739   1,325,002       0.0%
#   Federal Agricultural Mortgage Corp.
      Class A                                   773      19,692       0.0%
#   Federal Agricultural Mortgage Corp.
      Class C                                11,251     353,731       0.0%
#   Federated Investors, Inc. Class B       162,069   5,575,174       0.1%
    Federated National Holding Co.           24,688     711,014       0.0%
    Fidelity Southern Corp.                   6,371     107,033       0.0%
    Fifth Third Bancorp                     562,776  11,255,520       0.1%
#   Financial Engines, Inc.                  11,871     500,600       0.0%
    Financial Institutions, Inc.             13,482     317,501       0.0%
*   First Acceptance Corp.                    9,100      26,117       0.0%
#   First American Financial Corp.          123,339   4,290,964       0.0%
    First Bancorp of Indiana, Inc.               96       1,536       0.0%
    First Bancorp, Inc.                       5,920      98,746       0.0%
*   First BanCorp.(318672706)                75,787     455,480       0.0%
    First Bancorp.(318910106)                13,598     220,696       0.0%
*   First Bancshares, Inc.                      200       1,446       0.0%
    First Bancshares, Inc. (The)                237       3,828       0.0%
    First Busey Corp.                        93,986     586,473       0.0%
#   First Business Financial Services, Inc.   1,081      49,099       0.0%
*   First Cash Financial Services, Inc.      37,564   1,815,844       0.0%
    First Citizens BancShares, Inc. Class A   8,650   2,078,941       0.0%
#   First Commonwealth Financial Corp.      160,336   1,446,231       0.0%
    First Community Bancshares, Inc.         15,359     257,417       0.0%
    First Defiance Financial Corp.            8,344     292,040       0.0%
    First Federal of Northern Michigan
      Bancorp, Inc.                             200       1,198       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
      First Financial Bancorp                85,366 $ 1,473,417       0.0%
#     First Financial Bankshares, Inc.       42,062   1,218,116       0.0%
#     First Financial Corp.                  12,883     437,378       0.0%
      First Financial Northwest, Inc.        14,137     168,230       0.0%
#     First Horizon National Corp.          288,872   4,116,426       0.0%
      First Interstate Bancsystem, Inc.      32,493     879,261       0.0%
#*    First Marblehead Corp. (The)            5,889      37,160       0.0%
      First Merchants Corp.                  39,386     888,942       0.0%
      First Midwest Bancorp, Inc.           117,575   2,010,532       0.0%
*     First NBC Bank Holding Co.              1,393      49,006       0.0%
#     First Niagara Financial Group, Inc.   415,851   3,782,165       0.0%
(o)*  First Place Financial Corp.             9,209           1       0.0%
      First Republic Bank                   100,844   5,878,197       0.1%
      First South Bancorp, Inc.               4,572      38,268       0.0%
*     First United Corp.                      1,938      16,667       0.0%
#     First West Virginia Bancorp, Inc.         266       5,919       0.0%
#     FirstMerit Corp.                      176,061   3,410,302       0.0%
#*    Flagstar Bancorp, Inc.                 52,474     901,503       0.0%
      Flushing Financial Corp.               42,733     818,764       0.0%
#     FNB Corp.                             257,677   3,419,374       0.0%
      FNF Group                             204,074   7,344,623       0.1%
*     FNFV Group                             68,017   1,016,854       0.0%
*     Forest City Enterprises, Inc. Class A 179,773   4,271,406       0.0%
*     Forest City Enterprises, Inc. Class B   4,615     109,283       0.0%
#*    Forestar Group, Inc.                   50,443     744,539       0.0%
#     Fox Chase Bancorp, Inc.                11,006     183,030       0.0%
      Franklin Resources, Inc.              177,252   9,139,113       0.1%
#*    FRP Holdings, Inc.                      4,712     163,601       0.0%
      Fulton Financial Corp.                298,869   3,634,247       0.0%
#     FXCM, Inc. Class A                     34,906      70,161       0.0%
#     Gain Capital Holdings, Inc.            48,202     476,236       0.0%
*     GAINSCO, Inc.                             513       6,387       0.0%
#     GAMCO Investors, Inc. Class A           8,401     649,481       0.0%
#*    Genworth Financial, Inc. Class A      468,405   4,117,280       0.0%
#     German American Bancorp, Inc.          10,089     288,646       0.0%
      Glacier Bancorp, Inc.                  83,703   2,204,737       0.0%
#*    Global Indemnity P.L.C.                14,817     406,727       0.0%
      Goldman Sachs Group, Inc. (The)       166,510  32,705,894       0.3%
#     Great Southern Bancorp, Inc.           15,541     612,626       0.0%
*     Green Dot Corp. Class A                56,901     916,106       0.0%
#     Greenhill & Co., Inc.                  36,984   1,462,717       0.0%
*     Greenlight Capital Re, Ltd. Class A    42,273   1,284,676       0.0%
#     Griffin Land & Nurseries, Inc.          2,756      86,263       0.0%
#     Guaranty Bancorp                        1,480      23,295       0.0%
      Guaranty Federal Bancshares, Inc.         909      13,490       0.0%
*     Hallmark Financial Services, Inc.      16,543     183,296       0.0%
      Hancock Holding Co.                   101,806   2,963,573       0.0%
      Hanmi Financial Corp.                  58,377   1,242,263       0.0%
#     Hanover Insurance Group, Inc. (The)    65,609   4,498,809       0.0%
      Harleysville Savings Financial Corp.    1,916      35,446       0.0%
      Hartford Financial Services Group,
        Inc. (The)                          318,302  12,977,173       0.1%
      Hawthorn Bancshares, Inc.               1,277      17,750       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    HCC Insurance Holdings, Inc.            116,263 $ 6,622,340       0.1%
#   HCI Group, Inc.                          22,947   1,000,030       0.0%
    Heartland Financial USA, Inc.            18,367     632,008       0.0%
    Heritage Commerce Corp.                  19,954     177,790       0.0%
    Heritage Financial Corp.                 25,911     437,896       0.0%
    Heritage Financial Group, Inc.            4,012     110,330       0.0%
    HF Financial Corp.                        1,948      28,421       0.0%
#   HFF, Inc. Class A                        47,883   1,876,535       0.0%
*   Hilltop Holdings, Inc.                  134,130   2,697,354       0.0%
    Hingham Institution for Savings             458      50,746       0.0%
*   HMN Financial, Inc.                         989      11,680       0.0%
    Home Bancorp, Inc.                        4,739     102,599       0.0%
    Home BancShares, Inc.                    63,457   2,086,466       0.0%
*   HomeStreet, Inc.                          6,143     127,037       0.0%
*   HomeTrust Bancshares, Inc.                  338       5,286       0.0%
    HopFed Bancorp, Inc.                      1,211      15,731       0.0%
    Horace Mann Educators Corp.              49,848   1,693,337       0.0%
    Horizon Bancorp                           1,500      35,025       0.0%
*   Howard Hughes Corp. (The)                42,393   6,294,089       0.1%
    Hudson City Bancorp, Inc.               416,419   3,872,697       0.0%
    Hudson Valley Holding Corp.              12,778     316,128       0.0%
#   Huntington Bancshares, Inc.             693,834   7,535,037       0.1%
#   Iberiabank Corp.                         54,266   3,381,314       0.0%
#   Independence Holding Co.                  8,496     105,690       0.0%
    Independent Bank Corp.(453836108)        30,921   1,290,024       0.0%
#   Independent Bank Corp.(453838609)         3,800      50,312       0.0%
#   Independent Bank Group, Inc.                300      11,550       0.0%
    Infinity Property & Casualty Corp.        7,832     580,743       0.0%
    Interactive Brokers Group, Inc.
      Class A                                94,322   3,202,232       0.0%
    Intercontinental Exchange, Inc.          38,250   8,588,272       0.1%
#*  InterGroup Corp. (The)                      200       3,978       0.0%
    International Bancshares Corp.           82,105   2,133,088       0.0%
#*  INTL. FCStone, Inc.                      24,989     802,147       0.0%
    Invesco, Ltd.                           261,679  10,838,744       0.1%
*   Investment Technology Group, Inc.        60,832   1,733,104       0.0%
#   Investors Bancorp, Inc.                 419,057   4,961,635       0.1%
    Investors Title Co.                       1,022      75,444       0.0%
#   Janus Capital Group, Inc.               200,345   3,586,175       0.0%
    JMP Group LLC                            12,251      94,333       0.0%
    Jones Lang LaSalle, Inc.                 43,037   7,146,724       0.1%
    JPMorgan Chase & Co.                  1,494,916  94,568,386       0.8%
#*  KCG Holdings, Inc. Class A               14,533     186,604       0.0%
#*  Kearny Financial Corp.                   44,060     587,760       0.0%
#   Kemper Corp.                             88,109   3,319,066       0.0%
    Kennedy-Wilson Holdings, Inc.            81,079   2,009,138       0.0%
    Kentucky First Federal Bancorp              936       7,685       0.0%
    KeyCorp                                 453,013   6,546,038       0.1%
#*  Ladenburg Thalmann Financial
      Services, Inc.                         23,786      80,159       0.0%
    Lake Shore Bancorp, Inc.                    125       1,688       0.0%
    Lakeland Bancorp, Inc.                   27,316     310,037       0.0%
    Lakeland Financial Corp.                 21,088     823,486       0.0%
    Landmark Bancorp, Inc.                    1,256      32,430       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    LegacyTexas Financial Group, Inc.        42,396 $ 1,078,978       0.0%
    Legg Mason, Inc.                        129,555   6,821,071       0.1%
#*  LendingTree, Inc.                         8,606     473,588       0.0%
    Leucadia National Corp.                 207,439   4,930,825       0.1%
    Lincoln National Corp.                  142,060   8,024,969       0.1%
    LNB Bancorp, Inc.                         6,277     112,860       0.0%
    Loews Corp.                             179,607   7,478,835       0.1%
    Louisiana Bancorp, Inc.                   2,100      43,701       0.0%
#   LPL Financial Holdings, Inc.            169,552   6,861,769       0.1%
#   M&T Bank Corp.                           67,112   8,031,293       0.1%
#   Macatawa Bank Corp.                      19,394     101,819       0.0%
    Mackinac Financial Corp.                  1,000      11,050       0.0%
*   Magyar Bancorp, Inc.                        211       1,816       0.0%
#   Maiden Holdings, Ltd.                   103,811   1,508,374       0.0%
    MainSource Financial Group, Inc.         15,803     304,208       0.0%
*   Malvern Bancorp, Inc.                       134       1,809       0.0%
    Manning & Napier, Inc.                    2,618      27,829       0.0%
*   Marcus & Millichap, Inc.                  5,117     181,039       0.0%
*   Markel Corp.                             10,016   7,418,250       0.1%
    MarketAxess Holdings, Inc.               32,806   2,816,395       0.0%
    Marlin Business Services Corp.           11,172     223,105       0.0%
    Marsh & McLennan Cos., Inc.             199,177  11,185,780       0.1%
#*  Maui Land & Pineapple Co., Inc.           2,542      14,413       0.0%
#   MB Financial, Inc.                      109,451   3,297,759       0.0%
#*  MBIA, Inc.                              296,282   2,592,467       0.0%
*   MBT Financial Corp.                       4,170      23,936       0.0%
    McGraw Hill Financial, Inc.             138,475  14,442,942       0.1%
#   Meadowbrook Insurance Group, Inc.        46,825     399,885       0.0%
#   Mercantile Bank Corp.                     7,802     154,636       0.0%
    Merchants Bancshares, Inc.                4,638     136,635       0.0%
#   Mercury General Corp.                    62,060   3,409,576       0.0%
*   Meridian Bancorp, Inc.                   41,867     537,991       0.0%
    Meta Financial Group, Inc.                1,310      53,592       0.0%
    MetLife, Inc.                           370,860  19,021,409       0.2%
    Metro Bancorp, Inc.                      10,574     271,117       0.0%
#*  MGIC Investment Corp.                   152,142   1,585,320       0.0%
    Mid Penn Bancorp, Inc.                      497       7,748       0.0%
#   MidSouth Bancorp, Inc.                    5,731      74,331       0.0%
#   MidWestOne Financial Group, Inc.          3,102      90,734       0.0%
#   Montpelier Re Holdings, Ltd.             46,585   1,775,354       0.0%
    Moody's Corp.                           140,985  15,158,707       0.1%
    Morgan Stanley                          600,047  22,387,754       0.2%
*   MSB Financial Corp.                         339       3,921       0.0%
    MSCI, Inc.                              127,075   7,775,719       0.1%
    MutualFirst Financial, Inc.               2,798      60,297       0.0%
    NASDAQ OMX Group, Inc. (The)            114,064   5,546,932       0.1%
    National Bank Holdings Corp. Class A      8,264     157,016       0.0%
#   National Interstate Corp.                14,597     409,008       0.0%
    National Penn Bancshares, Inc.          261,125   2,715,700       0.0%
    National Security Group, Inc. (The)         312       4,483       0.0%
    National Western Life Insurance Co.
      Class A                                 1,427     341,923       0.0%
*   Nationstar Mortgage Holdings, Inc.       12,405     311,365       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
*   Naugatuck Valley Financial Corp.            610 $     5,667       0.0%
    Navient Corp.                           437,442   8,547,617       0.1%
*   Navigators Group, Inc. (The)             19,867   1,550,619       0.0%
#   NBT Bancorp, Inc.                        51,777   1,250,415       0.0%
    Nelnet, Inc. Class A                     46,652   2,088,610       0.0%
#   New Hampshire Thrift Bancshares, Inc.     3,306      51,408       0.0%
#   New York Community Bancorp, Inc.        230,819   3,967,779       0.0%
    NewBridge Bancorp                        45,057     362,709       0.0%
#*  NewStar Financial, Inc.                  38,956     447,994       0.0%
*   Nicholas Financial, Inc.                  4,022      50,798       0.0%
    Northeast Bancorp                            59         552       0.0%
    Northeast Community Bancorp, Inc.         5,056      38,375       0.0%
    Northern Trust Corp.                    175,868  12,864,744       0.1%
#   Northfield Bancorp, Inc.                 71,012   1,024,703       0.0%
    Northrim BanCorp, Inc.                    3,902      97,238       0.0%
    NorthStar Asset Management Group, Inc.   67,348   1,416,328       0.0%
    Northwest Bancshares, Inc.              158,955   1,956,736       0.0%
#   Norwood Financial Corp.                     991      29,621       0.0%
#   Ocean Shore Holding Co.                   3,964      61,918       0.0%
    OceanFirst Financial Corp.               16,231     272,356       0.0%
#*  Ocwen Financial Corp.                   106,268     902,215       0.0%
    OFG Bancorp                              80,840   1,139,036       0.0%
    Ohio Valley Banc Corp.                    1,110      24,936       0.0%
    Old Line Bancshares, Inc.                   600       9,636       0.0%
    Old National Bancorp.                   171,286   2,339,767       0.0%
    Old Republic International Corp.        289,938   4,433,152       0.0%
*   Old Second Bancorp, Inc.                  4,388      25,823       0.0%
    OneBeacon Insurance Group, Ltd. Class A  32,444     489,256       0.0%
    Oppenheimer Holdings, Inc. Class A        8,464     202,205       0.0%
    Oritani Financial Corp.                  74,276   1,106,712       0.0%
    Pacific Continental Corp.                15,394     198,583       0.0%
*   Pacific Mercantile Bancorp               19,353     139,148       0.0%
*   Pacific Premier Bancorp, Inc.            18,500     289,710       0.0%
#   PacWest Bancorp                         119,463   5,387,781       0.1%
#   Park National Corp.                      12,868   1,062,382       0.0%
    Park Sterling Corp.                      20,322     136,157       0.0%
    PartnerRe, Ltd.                          58,064   7,432,192       0.1%
*   Patriot National Bancorp, Inc.               50         775       0.0%
#   Peapack Gladstone Financial Corp.         6,688     139,980       0.0%
#   Penns Woods Bancorp, Inc.                 3,034     132,252       0.0%
#*  PennyMac Financial Services, Inc.
      Class A                                   848      16,010       0.0%
#   People's United Financial, Inc.         355,051   5,364,821       0.1%
    Peoples Bancorp of North Carolina, Inc.   2,042      37,777       0.0%
    Peoples Bancorp, Inc.(709788202)            470      14,758       0.0%
    Peoples Bancorp, Inc.(709789101)          9,279     215,180       0.0%
#*  PHH Corp.                                53,569   1,345,653       0.0%
*   Phoenix Cos., Inc. (The)                  4,663     159,055       0.0%
*   PICO Holdings, Inc.                      22,220     400,182       0.0%
    Pinnacle Financial Partners, Inc.        40,469   1,928,348       0.0%
*   Piper Jaffray Cos.                       12,428     626,993       0.0%
    PNC Financial Services Group, Inc.
      (The)                                 202,777  18,600,734       0.2%
*   Popular, Inc.                           118,987   3,858,748       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
#*  PRA Group, Inc.                          67,479 $ 3,696,162       0.0%
    Preferred Bank                            1,261      35,535       0.0%
    Premier Financial Bancorp, Inc.           2,911      43,345       0.0%
    Primerica, Inc.                          73,857   3,413,671       0.0%
    Principal Financial Group, Inc.         218,120  11,150,294       0.1%
    PrivateBancorp, Inc.                     97,421   3,611,396       0.0%
    ProAssurance Corp.                       66,692   2,997,805       0.0%
    Progressive Corp. (The)                 593,449  15,821,350       0.1%
    Prosperity Bancshares, Inc.              70,536   3,762,390       0.0%
    Provident Financial Holdings, Inc.        6,264     103,669       0.0%
#   Provident Financial Services, Inc.       80,774   1,453,932       0.0%
    Prudential Bancorp, Inc.                  2,842      37,202       0.0%
    Prudential Financial, Inc.              168,812  13,775,059       0.1%
#   PSB Holdings, Inc.                        1,100       8,382       0.0%
    Pulaski Financial Corp.                   7,180      94,920       0.0%
    Pzena Investment Management, Inc.
      Class A                                 8,560      78,752       0.0%
    QC Holdings, Inc.                         8,157      16,559       0.0%
    QCR Holdings, Inc.                        1,185      21,970       0.0%
#   Radian Group, Inc.                      100,718   1,798,823       0.0%
    Raymond James Financial, Inc.           105,086   5,940,512       0.1%
#   RCS Capital Corp. Class A                25,817     221,768       0.0%
*   Realogy Holdings Corp.                  148,313   7,031,519       0.1%
    Regions Financial Corp.                 656,447   6,452,874       0.1%
    Reinsurance Group of America, Inc.       79,720   7,303,946       0.1%
    RenaissanceRe Holdings, Ltd.             62,400   6,395,376       0.1%
    Renasant Corp.                           39,399   1,170,544       0.0%
    Republic Bancorp, Inc. Class A           15,312     364,119       0.0%
#*  Republic First Bancorp, Inc.             14,828      53,381       0.0%
#   Resource America, Inc. Class A           21,470     183,354       0.0%
    Riverview Bancorp, Inc.                   9,533      42,231       0.0%
    RLI Corp.                                48,720   2,419,435       0.0%
*   Royal Bancshares of Pennsylvania, Inc.
      Class A                                 4,906       8,831       0.0%
#   S&T Bancorp, Inc.                        32,924     885,656       0.0%
#*  Safeguard Scientifics, Inc.              26,085     469,269       0.0%
    Safety Insurance Group, Inc.             43,015   2,501,322       0.0%
    Salisbury Bancorp, Inc.                     543      16,426       0.0%
#   Sandy Spring Bancorp, Inc.               25,010     651,761       0.0%
#   Santander Consumer USA Holdings, Inc.    25,668     633,743       0.0%
    SB Financial Group, Inc.                  1,124      12,207       0.0%
#*  Seacoast Banking Corp. of Florida        11,533     161,001       0.0%
*   Security National Financial Corp.
      Class A                                   943       5,479       0.0%
    SEI Investments Co.                     135,230   6,174,602       0.1%
*   Select Bancorp, Inc.                        300       2,115       0.0%
    Selective Insurance Group, Inc.          72,778   1,960,639       0.0%
#*  Shore Bancshares, Inc.                    3,114      28,680       0.0%
    SI Financial Group, Inc.                  5,983      72,215       0.0%
*   Siebert Financial Corp.                   3,562       5,949       0.0%
#   Sierra Bancorp                           10,427     170,794       0.0%
*   Signature Bank                           58,243   7,809,804       0.1%
    Silvercrest Asset Management Group,
      Inc. Class A                              800      12,472       0.0%
    Simmons First National Corp. Class A     23,911   1,046,106       0.0%
    SLM Corp.                               761,216   7,756,791       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
#   South State Corp.                        25,561 $ 1,730,991       0.0%
#*  Southcoast Financial Corp.                2,666      21,995       0.0%
*   Southern First Bancshares, Inc.           1,052      18,936       0.0%
    Southern Missouri Bancorp, Inc.           1,114      21,021       0.0%
#   Southern National Bancorp of Virginia,
      Inc.                                    1,220      14,396       0.0%
    Southside Bancshares, Inc.               26,866     733,989       0.0%
#   Southwest Bancorp, Inc.                  16,450     283,433       0.0%
    Southwest Georgia Financial Corp.           863      11,793       0.0%
#*  Springleaf Holdings, Inc.                10,521     526,050       0.0%
#*  St Joe Co. (The)                         66,355   1,157,895       0.0%
    StanCorp Financial Group, Inc.           62,771   4,524,534       0.0%
    State Auto Financial Corp.               31,122     735,102       0.0%
#   State Bank Financial Corp.                3,061      61,251       0.0%
    State Street Corp.                      157,679  12,160,204       0.1%
    Sterling Bancorp.                       109,490   1,421,180       0.0%
    Stewart Information Services Corp.       39,888   1,455,912       0.0%
*   Stifel Financial Corp.                   74,533   3,938,324       0.0%
#   Stock Yards Bancorp, Inc.                13,060     454,488       0.0%
*   Stratus Properties, Inc.                  2,912      39,618       0.0%
    Suffolk Bancorp                          11,604     278,032       0.0%
#   Summit State Bank                         1,967      26,653       0.0%
#*  Sun Bancorp, Inc.                         5,889     111,479       0.0%
    SunTrust Banks, Inc.                    218,630   9,073,145       0.1%
    Susquehanna Bancshares, Inc.            290,502   3,904,347       0.0%
    Sussex Bancorp                              448       5,018       0.0%
*   SVB Financial Group                      67,210   8,922,800       0.1%
    Symetra Financial Corp.                 131,521   3,123,624       0.0%
#   Synovus Financial Corp.                 158,441   4,382,478       0.0%
    T Rowe Price Group, Inc.                109,544   8,892,782       0.1%
    TCF Financial Corp.                     287,961   4,509,469       0.0%
    TD Ameritrade Holding Corp.             270,301   9,798,411       0.1%
*   Tejon Ranch Co.                          17,348     428,496       0.0%
#   Territorial Bancorp, Inc.                 9,185     212,173       0.0%
#   Teton Advisors, Inc. Class A                 29       1,399       0.0%
#*  Texas Capital Bancshares, Inc.           43,099   2,269,593       0.0%
#   TFS Financial Corp.                     216,082   3,159,119       0.0%
    Timberland Bancorp, Inc.                  1,600      16,640       0.0%
#   Tompkins Financial Corp.                 14,393     750,595       0.0%
#   Torchmark Corp.                          79,552   4,463,663       0.0%
#   TowneBank                                25,090     415,239       0.0%
    Travelers Cos., Inc. (The)              196,840  19,902,492       0.2%
    Trico Bancshares                         18,502     431,467       0.0%
*   Trinity Place Holdings, Inc.                892       7,404       0.0%
#   TrustCo Bank Corp. NY                   118,054     787,420       0.0%
#   Trustmark Corp.                         109,281   2,600,888       0.0%
    U.S. Bancorp.                           645,019  27,651,965       0.2%
#   UMB Financial Corp.                      56,499   2,813,085       0.0%
#   Umpqua Holdings Corp.                   252,114   4,288,459       0.0%
*   Unico American Corp.                        100       1,060       0.0%
    Union Bankshares Corp.                   47,546   1,034,601       0.0%
    Union Bankshares, Inc.                      863      23,508       0.0%
    United Bancshares, Inc.                   1,036      15,493       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Financials -- (Continued)
#   United Bankshares, Inc.              104,746 $    3,936,355       0.0%
    United Community Bancorp                  99          1,262       0.0%
    United Community Banks, Inc.          53,890      1,002,893       0.0%
#   United Community Financial Corp.       6,897         37,175       0.0%
    United Financial Bancorp, Inc.        54,121        690,043       0.0%
    United Fire Group, Inc.               21,736        649,254       0.0%
#   United Insurance Holdings Corp.       13,673        227,382       0.0%
*   United Security Bancshares             4,766         24,116       0.0%
    Unity Bancorp, Inc.                    4,260         39,448       0.0%
#   Universal Insurance Holdings, Inc.    74,395      1,786,968       0.0%
    Univest Corp. of Pennsylvania         24,328        474,639       0.0%
    Unum Group                           134,098      4,580,788       0.0%
    Validus Holdings, Ltd.                99,741      4,172,166       0.0%
#   Valley National Bancorp              195,235      1,841,066       0.0%
    Virtus Investment Partners, Inc.       8,316      1,111,184       0.0%
    Voya Financial, Inc.                 112,421      4,759,905       0.1%
    VSB Bancorp, Inc.                        169          2,100       0.0%
#   Waddell & Reed Financial, Inc.
      Class A                            137,192      6,766,309       0.1%
*   Walker & Dunlop, Inc.                 27,071        518,139       0.0%
#   Washington Federal, Inc.             165,903      3,583,505       0.0%
#   Washington Trust Bancorp, Inc.        19,006        703,602       0.0%
    Waterstone Financial, Inc.            13,136        167,353       0.0%
    Wayne Savings Bancshares, Inc.           955         12,692       0.0%
    Webster Financial Corp.              142,838      5,117,886       0.1%
    Wells Fargo & Co.                  2,040,609    112,437,556       0.9%
    WesBanco, Inc.                        39,436      1,242,628       0.0%
#   West Bancorporation, Inc.             14,098        267,298       0.0%
#   Westamerica Bancorporation            31,768      1,383,496       0.0%
*   Western Alliance Bancorp              99,075      3,063,399       0.0%
    Westfield Financial, Inc.             20,512        158,968       0.0%
    Westwood Holdings Group, Inc.          6,073        355,817       0.0%
    White Mountains Insurance Group,
      Ltd.                                    97         65,569       0.0%
    Willis Group Holdings P.L.C.         109,244      5,312,536       0.1%
    Wilshire Bancorp, Inc.               143,278      1,511,583       0.0%
    Wintrust Financial Corp.              77,585      3,781,493       0.0%
#   WisdomTree Investments, Inc.         152,641      2,906,285       0.0%
#*  World Acceptance Corp.                 9,067        767,250       0.0%
#   WR Berkley Corp.                      98,203      4,810,965       0.1%
    WSFS Financial Corp.                   8,103        576,691       0.0%
    WVS Financial Corp.                      803          9,949       0.0%
#   XL Group P.L.C.                      171,540      6,360,703       0.1%
*   Yadkin Financial Corp.                 4,284         84,309       0.0%
    Zions Bancorporation                 235,485      6,672,467       0.1%
                                                 --------------      ----
Total Financials                                  1,796,213,642      14.3%
                                                 --------------      ----
Health Care -- (11.0%)
#   Abaxis, Inc.                          10,767        689,088       0.0%
    Abbott Laboratories                  374,945     17,404,947       0.1%
    AbbVie, Inc.                         794,806     51,392,156       0.4%
#*  Acadia Healthcare Co., Inc.           59,733      4,091,711       0.0%
#*  ACADIA Pharmaceuticals, Inc.          34,824      1,189,936       0.0%
#*  Accuray, Inc.                         47,447        385,744       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
#   Aceto Corp.                              44,135 $   855,336       0.0%
#*  Acorda Therapeutics, Inc.                30,069     904,175       0.0%
*   Actavis P.L.C.                          157,032  44,418,072       0.4%
#   Adcare Health Systems, Inc.               2,984      12,026       0.0%
*   Addus HomeCare Corp.                      9,838     264,052       0.0%
#*  Advaxis, Inc.                             5,525      92,875       0.0%
    Aetna, Inc.                             170,118  18,180,511       0.2%
#*  Affymetrix, Inc.                         89,923   1,090,766       0.0%
    Agilent Technologies, Inc.              247,897  10,255,499       0.1%
#*  Agios Pharmaceuticals, Inc.              12,660   1,169,024       0.0%
#*  Air Methods Corp.                        66,744   3,050,201       0.0%
#*  Akorn, Inc.                              70,162   2,921,546       0.0%
#*  Albany Molecular Research, Inc.          32,814     592,621       0.0%
*   Alere, Inc.                              90,178   4,281,651       0.0%
*   Alexion Pharmaceuticals, Inc.            66,587  11,268,518       0.1%
*   Align Technology, Inc.                   77,771   4,576,046       0.0%
*   Alkermes P.L.C.                         109,570   6,066,891       0.1%
*   Alliance HealthCare Services, Inc.        6,423     136,617       0.0%
#*  Allied Healthcare Products, Inc.          1,583       2,406       0.0%
#*  Allscripts Healthcare Solutions, Inc.   203,156   2,701,975       0.0%
*   Almost Family, Inc.                      10,331     447,126       0.0%
#*  Alnylam Pharmaceuticals, Inc.            27,384   2,789,608       0.0%
*   Alphatec Holdings, Inc.                  40,201      57,085       0.0%
#*  AMAG Pharmaceuticals, Inc.               14,999     764,499       0.0%
#*  Amedisys, Inc.                           38,487   1,070,323       0.0%
*   American Shared Hospital Services           797       2,120       0.0%
    AmerisourceBergen Corp.                 113,320  12,952,476       0.1%
    Amgen, Inc.                             256,292  40,471,070       0.3%
*   AMN Healthcare Services, Inc.            65,014   1,482,969       0.0%
#*  Amsurg Corp.                             72,517   4,548,266       0.0%
*   Anacor Pharmaceuticals, Inc.             16,480     868,331       0.0%
#   Analogic Corp.                           12,234   1,033,773       0.0%
#*  AngioDynamics, Inc.                      53,276     889,176       0.0%
#*  Anika Therapeutics, Inc.                 25,473     869,139       0.0%
    Anthem, Inc.                            111,167  16,778,435       0.1%
*   Anthera Pharmaceuticals, Inc.            10,836      46,486       0.0%
*   Arqule, Inc.                             11,499      23,573       0.0%
*   Arrhythmia Research Technology, Inc.      1,150       7,855       0.0%
#*  athenahealth, Inc.                       19,838   2,433,329       0.0%
#   Atrion Corp.                              1,597     518,785       0.0%
    Baxter International, Inc.              228,981  15,740,154       0.1%
#   Becton Dickinson and Co.                 87,992  12,395,433       0.1%
*   Bio-Rad Laboratories, Inc. Class A       25,834   3,473,381       0.0%
*   Bio-Rad Laboratories, Inc. Class B        1,562     213,994       0.0%
#*  Bio-Reference Laboratories, Inc.         19,000     629,280       0.0%
    Bio-Techne Corp.                         36,150   3,468,954       0.0%
#*  Bioanalytical Systems, Inc.                 400         804       0.0%
*   Biogen, Inc.                             97,751  36,552,031       0.3%
*   BioMarin Pharmaceutical, Inc.            34,844   3,904,270       0.0%
#*  BioScrip, Inc.                          107,250     504,075       0.0%
*   Biospecifics Technologies Corp.           4,171     159,791       0.0%
*   Biota Pharmaceuticals, Inc.               1,866       4,236       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
*   BioTelemetry, Inc.                       20,541 $   164,533       0.0%
*   Bluebird Bio, Inc.                       11,159   1,486,267       0.0%
*   Boston Scientific Corp.                 815,566  14,533,386       0.1%
*   Bovie Medical Corp.                       7,222      22,172       0.0%
    Bristol-Myers Squibb Co.                414,351  26,406,589       0.2%
#*  Brookdale Senior Living, Inc.           150,628   5,457,252       0.1%
#*  Bruker Corp.                            151,375   2,870,070       0.0%
*   Cambrex Corp.                            41,337   1,591,061       0.0%
    Cantel Medical Corp.                     37,964   1,700,408       0.0%
#*  Capital Senior Living Corp.              32,879     860,443       0.0%
    Cardinal Health, Inc.                   139,082  11,730,176       0.1%
*   Celgene Corp.                           360,073  38,909,488       0.3%
#*  Celsion Corp.                               666       1,825       0.0%
*   Centene Corp.                            87,898   5,448,797       0.1%
*   Cepheid                                  24,983   1,401,546       0.0%
*   Cerner Corp.                             99,676   7,157,734       0.1%
*   Charles River Laboratories
      International, Inc.                    71,478   4,943,418       0.1%
#   Chemed Corp.                             24,847   2,863,617       0.0%
    Cigna Corp.                             155,296  19,356,093       0.2%
*   Cogentix Medical, Inc.                    1,525       2,425       0.0%
*   Community Health Systems, Inc.          214,849  11,533,094       0.1%
#   Computer Programs & Systems, Inc.        14,788     773,856       0.0%
    CONMED Corp.                             27,301   1,371,329       0.0%
    Cooper Cos., Inc. (The)                  32,694   5,821,821       0.1%
*   Corvel Corp.                             20,264     724,235       0.0%
    CR Bard, Inc.                            52,497   8,744,950       0.1%
*   Cross Country Healthcare, Inc.           37,618     417,560       0.0%
    CryoLife, Inc.                           30,740     313,548       0.0%
#*  Cumberland Pharmaceuticals, Inc.         14,360      94,202       0.0%
*   Cutera, Inc.                             12,003     163,481       0.0%
*   Cyberonics, Inc.                         39,651   2,415,142       0.0%
*   Cynosure, Inc. Class A                   25,669     857,858       0.0%
*   Cytokinetics, Inc.                        2,470      15,536       0.0%
*   DaVita HealthCare Partners, Inc.        216,067  17,523,034       0.2%
    DENTSPLY International, Inc.             95,619   4,876,569       0.1%
#*  Depomed, Inc.                           108,960   2,534,410       0.0%
*   DexCom, Inc.                             25,983   1,755,671       0.0%
    Digirad Corp.                             9,575      40,311       0.0%
*   Durect Corp.                             18,393      36,234       0.0%
#*  Dyax Corp.                               43,409   1,037,909       0.0%
*   Edwards Lifesciences Corp.               75,972   9,621,854       0.1%
    Eli Lilly & Co.                         337,003  24,220,406       0.2%
*   Emergent Biosolutions, Inc.              41,580   1,234,510       0.0%
#*  Endo International P.L.C.                64,032   5,382,850       0.1%
    Ensign Group, Inc. (The)                 30,538   1,285,955       0.0%
#*  EnteroMedics, Inc.                          100         115       0.0%
*   Envision Healthcare Holdings, Inc.       88,970   3,377,301       0.0%
*   Enzo Biochem, Inc.                       23,675      66,290       0.0%
*   Exactech, Inc.                           12,655     276,512       0.0%
#*  ExamWorks Group, Inc.                    49,756   2,037,508       0.0%
#*  Express Scripts Holding Co.             359,265  31,040,496       0.3%
*   Five Star Quality Care, Inc.             53,345     226,716       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Health Care -- (Continued)
*   Genesis Healthcare, Inc.                15,845 $    109,489       0.0%
*   Gilead Sciences, Inc.                  741,250   74,503,038       0.6%
#*  Globus Medical, Inc. Class A            85,889    2,051,888       0.0%
*   Greatbatch, Inc.                        24,567    1,324,653       0.0%
*   Haemonetics Corp.                       45,548    1,846,060       0.0%
#*  Halyard Health, Inc.                    23,872    1,157,315       0.0%
#*  Hanger, Inc.                            37,035      827,362       0.0%
#*  Harvard Apparatus Regenerative
      Technology, Inc.                       6,528       17,626       0.0%
*   Harvard Bioscience, Inc.                26,114      144,933       0.0%
*   HCA Holdings, Inc.                      97,066    7,183,855       0.1%
*   Health Net, Inc.                        96,299    5,070,142       0.1%
#   HealthSouth Corp.                       90,045    4,071,835       0.0%
*   HealthStream, Inc.                      13,167      381,053       0.0%
*   Healthways, Inc.                        40,227      699,950       0.0%
#*  Henry Schein, Inc.                      55,852    7,657,309       0.1%
    Hill-Rom Holdings, Inc.                 79,894    3,989,906       0.0%
#*  HMS Holdings Corp.                      84,560    1,438,366       0.0%
*   Hologic, Inc.                          273,000    9,211,020       0.1%
*   Horizon Pharma P.L.C.                   45,200    1,271,024       0.0%
*   Hospira, Inc.                          120,644   10,531,015       0.1%
    Humana, Inc.                           117,225   19,412,460       0.2%
#*  Hyperion Therapeutics, Inc.              3,239      148,864       0.0%
*   ICU Medical, Inc.                       14,367    1,212,144       0.0%
#*  Idera Pharmaceuticals, Inc.             12,837       36,072       0.0%
#*  IDEXX Laboratories, Inc.                32,012    4,013,344       0.0%
*   Illumina, Inc.                          59,141   10,896,729       0.1%
*   Impax Laboratories, Inc.                76,063    3,442,611       0.0%
#*  Incyte Corp.                            92,002    8,938,914       0.1%
#*  Infinity Pharmaceuticals, Inc.          11,703      148,277       0.0%
#*  Insys Therapeutics, Inc.                16,992      893,269       0.0%
#*  Integra LifeSciences Holdings Corp.     33,146    1,948,322       0.0%
#*  Intercept Pharmaceuticals, Inc.          3,645      921,492       0.0%
#*  Intrexon Corp.                          31,455    1,221,398       0.0%
#*  Intuitive Surgical, Inc.                11,768    5,836,693       0.1%
    Invacare Corp.                          50,524    1,014,017       0.0%
*   IPC Healthcare, Inc.                    20,037      980,210       0.0%
*   Iridex Corp.                             2,696       26,448       0.0%
#*  Isis Pharmaceuticals, Inc.              37,963    2,153,261       0.0%
#*  Jazz Pharmaceuticals P.L.C.             24,645    4,404,062       0.0%
    Johnson & Johnson                    1,204,979  119,533,917       1.0%
*   Juniper Pharmaceuticals, Inc.              386        2,849       0.0%
    Kewaunee Scientific Corp.                1,352       21,172       0.0%
    Kindred Healthcare, Inc.               109,456    2,512,015       0.0%
*   Laboratory Corp. of America Holdings    76,713    9,171,806       0.1%
#   Landauer, Inc.                           4,482      144,589       0.0%
#*  Lannett Co., Inc.                       65,051    3,740,433       0.0%
    LeMaitre Vascular, Inc.                 15,229      137,975       0.0%
*   LHC Group, Inc.                         24,003      769,536       0.0%
*   LifePoint Hospitals, Inc.               42,949    3,216,021       0.0%
#*  Ligand Pharmaceuticals, Inc. Class B    22,404    1,739,447       0.0%
#*  Luminex Corp.                           36,290      563,221       0.0%
*   Magellan Health, Inc.                   46,052    2,915,092       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Health Care -- (Continued)
#*    Mallinckrodt P.L.C.                    69,800 $ 7,899,964       0.1%
*     Masimo Corp.                           77,356   2,611,539       0.0%
#*    Mast Therapeutics, Inc.                 9,644       4,918       0.0%
      McKesson Corp.                         98,335  21,968,039       0.2%
*     MedAssets, Inc.                        75,764   1,533,463       0.0%
(o)*  MedCath Corp.                          11,283          --       0.0%
*     Medicines Co. (The)                    96,113   2,461,454       0.0%
#*    MediciNova, Inc.                        1,657       6,429       0.0%
*     Medidata Solutions, Inc.                  727      38,844       0.0%
#*    Medivation, Inc.                       54,051   6,526,118       0.1%
*     MEDNAX, Inc.                           99,209   7,022,013       0.1%
      Medtronic P.L.C.                      410,648  30,572,744       0.3%
      Merck & Co., Inc.                     952,375  56,723,455       0.5%
*     Merge Healthcare, Inc.                 21,436     106,537       0.0%
#     Meridian Bioscience, Inc.              42,483     752,799       0.0%
*     Merit Medical Systems, Inc.            55,479   1,076,847       0.0%
*     Mettler-Toledo International, Inc.     19,013   6,027,311       0.1%
*     Misonix, Inc.                           2,220      28,927       0.0%
#*    Molina Healthcare, Inc.                58,235   3,449,259       0.0%
*     Momenta Pharmaceuticals, Inc.          45,221     789,106       0.0%
#*    Mylan NV                              190,401  13,758,376       0.1%
#*    Myriad Genetics, Inc.                  60,906   2,011,725       0.0%
#     National Healthcare Corp.              11,008     696,806       0.0%
      National Research Corp. Class A        11,661     168,152       0.0%
#     National Research Corp. Class B         1,943      67,519       0.0%
*     Natus Medical, Inc.                    32,808   1,237,190       0.0%
*     Neogen Corp.                           24,102   1,073,503       0.0%
*     Neurocrine Biosciences, Inc.           25,980     885,658       0.0%
#*    NewLink Genetics Corp.                  8,556     381,598       0.0%
*     NuVasive, Inc.                         30,343   1,357,242       0.0%
#     Omnicare, Inc.                         86,936   7,648,629       0.1%
*     Omnicell, Inc.                         37,789   1,342,643       0.0%
#*    OncoGenex Pharmaceuticals, Inc.         1,100       2,211       0.0%
#*    Opko Health, Inc.                     264,447   3,638,791       0.0%
#*    OraSure Technologies, Inc.             43,327     272,960       0.0%
*     Orthofix International NV              19,807     639,964       0.0%
#     Owens & Minor, Inc.                    74,119   2,499,293       0.0%
#*    Pacific Biosciences of California,
        Inc.                                 27,980     144,377       0.0%
#*    Pacira Pharmaceuticals, Inc.           12,067     826,348       0.0%
*     Pain Therapeutics, Inc.                40,174      81,955       0.0%
#     Paratek Pharmaceuticals, Inc.             825      20,072       0.0%
#*    PAREXEL International Corp.           101,165   6,431,565       0.1%
      Patterson Cos., Inc.                  121,690   5,713,954       0.1%
#*    PDI, Inc.                              10,224      12,984       0.0%
#     PDL BioPharma, Inc.                    98,354     656,021       0.0%
      PerkinElmer, Inc.                     139,260   7,138,468       0.1%
#*    Pernix Therapeutics Holdings, Inc.     14,663      93,550       0.0%
      Perrigo Co. P.L.C.                     34,791   6,376,495       0.1%
      Pfizer, Inc.                        2,271,237  77,063,071       0.6%
#*    Pharmacyclics, Inc.                    21,549   5,520,854       0.1%
*     PharMerica Corp.                       48,139   1,379,664       0.0%
#*    PhotoMedex, Inc.                        5,223      10,759       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
#*  Pozen, Inc.                              24,054 $   188,102       0.0%
*   Premier, Inc. Class A                     8,502     322,226       0.0%
*   Prestige Brands Holdings, Inc.           61,105   2,398,371       0.0%
#*  Progenics Pharmaceuticals, Inc.          32,363     160,197       0.0%
*   ProPhase Labs, Inc.                       3,827       4,937       0.0%
#*  Providence Service Corp. (The)           23,333     992,119       0.0%
#*  pSivida Corp.                             6,147      24,342       0.0%
    Psychemedics Corp.                        1,300      20,254       0.0%
#*  Puma Biotechnology, Inc.                 10,049   1,814,648       0.0%
#   Quality Systems, Inc.                    58,579     913,540       0.0%
#   Quest Diagnostics, Inc.                 158,360  11,310,071       0.1%
#*  Quidel Corp.                             26,958     628,121       0.0%
*   Quintiles Transnational Holdings, Inc.   43,849   2,888,772       0.0%
#*  RadNet, Inc.                             52,238     437,754       0.0%
#*  Receptos, Inc.                           14,723   2,169,287       0.0%
*   Regeneron Pharmaceuticals, Inc.          30,202  13,816,207       0.1%
#*  Repligen Corp.                           26,740     789,097       0.0%
#   ResMed, Inc.                             61,692   3,944,586       0.0%
#*  Retractable Technologies, Inc.            2,700      11,097       0.0%
#*  Retrophin, Inc.                           3,529      76,015       0.0%
*   Rigel Pharmaceuticals, Inc.              43,188     183,981       0.0%
*   RTI Surgical, Inc.                       47,690     267,064       0.0%
#*  Sagent Pharmaceuticals, Inc.             20,152     469,743       0.0%
*   Sciclone Pharmaceuticals, Inc.           54,788     447,618       0.0%
#*  Seattle Genetics, Inc.                   48,892   1,678,951       0.0%
    Select Medical Holdings Corp.           197,810   2,878,136       0.0%
#*  Sirona Dental Systems, Inc.              51,433   4,770,411       0.0%
    Span-America Medical Systems, Inc.        1,628      31,762       0.0%
*   Special Diversified Opportunities, Inc.   6,364       7,319       0.0%
#*  Spectrum Pharmaceuticals, Inc.           39,588     223,672       0.0%
    St Jude Medical, Inc.                   145,191  10,170,630       0.1%
#*  Stereotaxis, Inc.                         1,899       3,608       0.0%
#   STERIS Corp.                             71,112   4,728,948       0.0%
    Stryker Corp.                            79,525   7,335,386       0.1%
#*  Sucampo Pharmaceuticals, Inc. Class A    34,929     620,339       0.0%
*   SunLink Health Systems, Inc.              2,605       3,960       0.0%
*   Supernus Pharmaceuticals, Inc.           31,291     400,525       0.0%
*   Surgical Care Affiliates, Inc.           10,736     404,747       0.0%
#*  SurModics, Inc.                          15,781     397,997       0.0%
*   Symmetry Surgical, Inc.                  12,175      94,113       0.0%
#*  Synageva BioPharma Corp.                 12,445   1,144,442       0.0%
*   Targacept, Inc.                           1,592       3,662       0.0%
*   Taro Pharmaceutical Industries, Ltd.     14,443   2,030,830       0.0%
*   Team Health Holdings, Inc.               72,580   4,323,591       0.0%
#   Teleflex, Inc.                           51,234   6,299,733       0.1%
#*  Tenet Healthcare Corp.                   97,547   4,668,599       0.0%
#*  Theravance Biopharma, Inc.               13,088     209,408       0.0%
    Thermo Fisher Scientific, Inc.          145,339  18,266,206       0.2%
#*  Thoratec Corp.                           45,894   1,840,808       0.0%
*   Tornier NV                               27,511     711,710       0.0%
*   Triple-S Management Corp. Class B        34,579     647,319       0.0%
#*  Unilife Corp.                            10,016      33,554       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE+     OF NET ASSETS**
                                         ------- -------------- ---------------
Health Care -- (Continued)
#*  United Therapeutics Corp.             52,346 $    8,359,133       0.1%
    UnitedHealth Group, Inc.             412,297     45,929,886       0.4%
#*  Universal American Corp.              91,659        915,673       0.0%
    Universal Health Services, Inc.
      Class B                             85,491      9,998,172       0.1%
    US Physical Therapy, Inc.             21,647      1,020,873       0.0%
    Utah Medical Products, Inc.            2,567        138,387       0.0%
#*  Varian Medical Systems, Inc.          53,100      4,717,935       0.0%
*   Vascular Solutions, Inc.              18,731        600,516       0.0%
*   VCA, Inc.                            102,433      5,221,010       0.1%
#*  Veeva Systems, Inc. Class A           28,439        755,055       0.0%
*   Vertex Pharmaceuticals, Inc.          50,604      6,238,461       0.1%
*   Vical, Inc.                           14,130         13,424       0.0%
*   Vocera Communications, Inc.            2,800         31,892       0.0%
*   Waters Corp.                          34,450      4,312,796       0.0%
#*  WellCare Health Plans, Inc.           50,992      3,948,311       0.0%
#   West Pharmaceutical Services, Inc.    81,039      4,317,758       0.0%
#*  Wright Medical Group, Inc.            42,053      1,066,885       0.0%
    Zimmer Holdings, Inc.                 82,782      9,092,775       0.1%
    Zoetis, Inc.                         535,151     23,771,407       0.2%
                                                 --------------      ----
Total Health Care                                 1,532,839,306      12.2%
                                                 --------------      ----
Industrials -- (12.4%)
    3M Co.                               305,092     47,713,338       0.4%
#   AAON, Inc.                            65,416      1,568,022       0.0%
    AAR Corp.                             39,516      1,194,964       0.0%
    ABM Industries, Inc.                  76,343      2,446,793       0.0%
#   Acacia Research Corp.                 41,555        457,936       0.0%
*   ACCO Brands Corp.                    171,148      1,346,935       0.0%
*   Accuride Corp.                        18,309         74,701       0.0%
    Acme United Corp.                      1,000         18,475       0.0%
*   Active Power, Inc.                       360            832       0.0%
    Actuant Corp. Class A                 73,166      1,742,814       0.0%
    Acuity Brands, Inc.                   42,859      7,155,310       0.1%
#*  Adept Technology, Inc.                 6,777         41,407       0.0%
#   ADT Corp. (The)                      277,773     10,444,265       0.1%
#*  Advisory Board Co. (The)              26,103      1,354,485       0.0%
#*  AECOM                                186,691      5,891,968       0.1%
*   Aegion Corp.                          53,845        991,825       0.0%
*   AeroCentury Corp.                        691          7,829       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.     68,355      1,343,859       0.0%
#*  Aerovironment, Inc.                   27,152        695,091       0.0%
#   AGCO Corp.                           110,504      5,692,061       0.1%
#   Air Lease Corp.                       97,300      3,758,699       0.0%
*   Air Transport Services Group, Inc.    78,321        729,952       0.0%
#   Aircastle, Ltd.                       23,440        562,091       0.0%
    Alamo Group, Inc.                     14,219        878,450       0.0%
    Alaska Air Group, Inc.               189,862     12,162,560       0.1%
    Albany International Corp. Class A    34,462      1,350,910       0.0%
    Allegiant Travel Co.                  28,196      4,335,417       0.0%
    Allegion P.L.C.                       58,306      3,565,412       0.0%
    Allied Motion Technologies, Inc.      10,821        317,272       0.0%
    Allison Transmission Holdings, Inc.  251,266      7,708,841       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
#   Altra Industrial Motion Corp.            34,357 $   905,994       0.0%
    AMERCO                                   23,506   7,569,872       0.1%
#*  Ameresco, Inc. Class A                   21,115     141,893       0.0%
#   American Airlines Group, Inc.           357,965  17,284,340       0.2%
#   American Railcar Industries, Inc.        19,392   1,028,552       0.0%
#   American Science & Engineering, Inc.      6,060     226,765       0.0%
#*  American Superconductor Corp.               896       5,797       0.0%
*   American Woodmark Corp.                  21,109   1,070,226       0.0%
    AMETEK, Inc.                            155,578   8,155,399       0.1%
*   AMREP Corp.                               3,360      17,405       0.0%
    AO Smith Corp.                           92,146   5,888,129       0.1%
    Apogee Enterprises, Inc.                 27,735   1,459,416       0.0%
#   Applied Industrial Technologies, Inc.    48,402   2,021,752       0.0%
*   ARC Document Solutions, Inc.             78,538     670,715       0.0%
    ArcBest Corp.                            30,676   1,095,133       0.0%
    Argan, Inc.                              29,387     949,494       0.0%
*   Armstrong World Industries, Inc.         77,939   4,266,381       0.0%
#*  Arotech Corp.                            14,831      41,230       0.0%
#   Astec Industries, Inc.                   31,807   1,338,439       0.0%
*   Astronics Corp.                          18,857   1,269,265       0.0%
#*  Astronics Corp. Class B                   4,554     313,543       0.0%
#*  Atlas Air Worldwide Holdings, Inc.       33,448   1,630,256       0.0%
#*  Avalon Holdings Corp. Class A               500       1,800       0.0%
*   Avis Budget Group, Inc.                 200,839  10,873,423       0.1%
    AZZ, Inc.                                30,881   1,432,570       0.0%
#   B/E Aerospace, Inc.                      78,057   4,667,028       0.0%
#   Babcock & Wilcox Co. (The)              177,001   5,720,672       0.1%
#   Baltic Trading, Ltd.                      8,669      12,310       0.0%
    Barnes Group, Inc.                       79,011   3,168,341       0.0%
    Barrett Business Services, Inc.           7,132     317,160       0.0%
*   Beacon Roofing Supply, Inc.              59,960   1,782,011       0.0%
*   Blount International, Inc.               96,690   1,282,109       0.0%
#*  BlueLinx Holdings, Inc.                  25,832      27,640       0.0%
    Boeing Co. (The)                        338,719  48,551,981       0.4%
    Brady Corp. Class A                      54,414   1,449,045       0.0%
*   Breeze-Eastern Corp.                      4,762      48,572       0.0%
#   Briggs & Stratton Corp.                  64,286   1,256,791       0.0%
#   Brink's Co. (The)                        58,939   1,560,115       0.0%
*   Broadwind Energy, Inc.                      488       1,937       0.0%
#*  Builders FirstSource, Inc.              100,354   1,280,517       0.0%
*   CAI International, Inc.                  22,428     534,235       0.0%
    Carlisle Cos., Inc.                      82,255   7,937,607       0.1%
*   Casella Waste Systems, Inc. Class A      51,439     281,886       0.0%
#   Caterpillar, Inc.                       214,396  18,626,724       0.2%
#*  CBIZ, Inc.                               82,695     747,563       0.0%
    CDI Corp.                                16,772     228,770       0.0%
    Ceco Environmental Corp.                 14,425     170,071       0.0%
    Celadon Group, Inc.                      41,104   1,062,127       0.0%
#   CH Robinson Worldwide, Inc.              93,744   6,036,176       0.1%
*   Chart Industries, Inc.                   25,103   1,017,927       0.0%
#   Chicago Bridge & Iron Co. NV             64,397   3,068,517       0.0%
    Chicago Rivet & Machine Co.                 474      14,495       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Cintas Corp.                             87,943 $ 7,031,043       0.1%
    CIRCOR International, Inc.               16,096     879,485       0.0%
    Civeo Corp.                             124,628     582,013       0.0%
#   CLARCOR, Inc.                            60,306   3,919,890       0.0%
#*  Clean Harbors, Inc.                      72,646   4,013,692       0.0%
#*  Colfax Corp.                             80,936   4,013,616       0.0%
    Columbus McKinnon Corp.                  23,682     600,576       0.0%
    Comfort Systems USA, Inc.                54,901   1,135,902       0.0%
*   Command Security Corp.                    4,000       8,120       0.0%
*   Commercial Vehicle Group, Inc.           14,342      82,610       0.0%
    Compx International, Inc.                 1,315      15,293       0.0%
    Con-way, Inc.                            90,422   3,716,344       0.0%
*   Continental Materials Corp.                 268       4,502       0.0%
#   Copa Holdings SA Class A                 36,406   4,037,061       0.0%
*   Copart, Inc.                            142,807   5,079,645       0.1%
    Corporate Executive Board Co. (The)      40,085   3,360,326       0.0%
#   Courier Corp.                             9,396     228,135       0.0%
#   Covanta Holding Corp.                   223,453   4,533,861       0.0%
*   Covenant Transportation Group, Inc.
      Class A                                29,711     905,294       0.0%
*   CPI Aerostructures, Inc.                  6,347      70,039       0.0%
*   CRA International, Inc.                   6,991     204,137       0.0%
    Crane Co.                                65,637   4,011,077       0.0%
    CSX Corp.                               588,053  21,222,833       0.2%
#*  CTPartners Executive Search, Inc.        11,614      42,507       0.0%
    Cubic Corp.                              29,613   1,468,213       0.0%
    Cummins, Inc.                            71,291   9,856,694       0.1%
    Curtiss-Wright Corp.                     62,751   4,584,588       0.0%
    Danaher Corp.                           232,864  19,066,904       0.2%
#   Deere & Co.                             191,651  17,348,249       0.2%
    Delta Air Lines, Inc.                   460,736  20,567,255       0.2%
    Deluxe Corp.                             96,374   6,240,216       0.1%
*   DigitalGlobe, Inc.                       94,511   3,040,419       0.0%
#   Donaldson Co., Inc.                     202,317   7,560,586       0.1%
#   Douglas Dynamics, Inc.                   47,261   1,027,927       0.0%
#   Dover Corp.                             121,210   9,178,021       0.1%
*   Ducommun, Inc.                            9,872     300,109       0.0%
    Dun & Bradstreet Corp. (The)             44,232   5,647,099       0.1%
*   DXP Enterprises, Inc.                    14,628     658,991       0.0%
*   Dycom Industries, Inc.                   51,688   2,376,614       0.0%
#   Dynamic Materials Corp.                  11,762     157,493       0.0%
*   Eagle Bulk Shipping, Inc.                    63         528       0.0%
    Eastern Co. (The)                         2,746      54,810       0.0%
    Eaton Corp. P.L.C.                      135,265   9,296,763       0.1%
#*  Echo Global Logistics, Inc.              25,108     725,621       0.0%
    Ecology and Environment, Inc. Class A     1,746      15,312       0.0%
    EMCOR Group, Inc.                        76,996   3,436,331       0.0%
    Emerson Electric Co.                    346,725  20,397,832       0.2%
#   Encore Wire Corp.                        22,799   1,026,183       0.0%
#*  Energy Recovery, Inc.                    34,173     101,494       0.0%
#   EnerSys                                  58,058   3,942,138       0.0%
    Engility Holdings, Inc.                  19,861     553,526       0.0%
    Ennis, Inc.                              27,604     424,550       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Industrials -- (Continued)
    EnPro Industries, Inc.                  24,377 $  1,560,372       0.0%
    EnviroStar, Inc.                           100          434       0.0%
    Equifax, Inc.                           67,403    6,533,373       0.1%
    ESCO Technologies, Inc.                 33,042    1,212,641       0.0%
    Espey Manufacturing & Electronics
      Corp.                                  1,489       41,543       0.0%
*   Esterline Technologies Corp.            37,295    4,150,561       0.0%
    Exelis, Inc.                           272,589    6,683,882       0.1%
    Expeditors International of
      Washington, Inc.                      77,769    3,564,153       0.0%
    Exponent, Inc.                          15,256    1,351,834       0.0%
#   Fastenal Co.                           161,744    6,893,529       0.1%
    Federal Signal Corp.                    76,006    1,194,814       0.0%
    FedEx Corp.                            165,454   28,056,035       0.2%
    Flowserve Corp.                         68,140    3,988,234       0.0%
    Fluor Corp.                            113,197    6,807,668       0.1%
    Fortune Brands Home & Security, Inc.    86,024    3,836,670       0.0%
    Forward Air Corp.                       36,604    1,843,743       0.0%
*   Franklin Covey Co.                      15,563      290,094       0.0%
#   Franklin Electric Co., Inc.             49,292    1,782,399       0.0%
    FreightCar America, Inc.                22,467      586,164       0.0%
#*  FTI Consulting, Inc.                    65,518    2,693,445       0.0%
#*  Fuel Tech, Inc.                         19,248       51,392       0.0%
*   Furmanite Corp.                         36,043      263,114       0.0%
    G&K Services, Inc. Class A              24,308    1,716,145       0.0%
#   GATX Corp.                              48,439    2,635,082       0.0%
#*  Gencor Industries, Inc.                  2,365       22,160       0.0%
#*  Generac Holdings, Inc.                  84,982    3,542,900       0.0%
#   General Cable Corp.                     73,185    1,193,647       0.0%
    General Dynamics Corp.                 119,370   16,391,888       0.1%
    General Electric Co.                 3,704,920  100,329,234       0.8%
#*  Genesee & Wyoming, Inc. Class A         55,417    5,151,010       0.1%
#*  Gibraltar Industries, Inc.              37,757      625,256       0.0%
    Global Brass & Copper Holdings, Inc.     1,442       21,976       0.0%
    Global Power Equipment Group, Inc.      12,367      150,259       0.0%
#   Golden Ocean Group, Ltd.                61,837      307,948       0.0%
*   Goldfield Corp. (The)                   11,623       19,410       0.0%
#   Gorman-Rupp Co. (The)                   23,076      625,590       0.0%
*   GP Strategies Corp.                     27,450      894,596       0.0%
    Graco, Inc.                             67,443    4,830,268       0.1%
#*  GrafTech International, Ltd.           153,565      743,255       0.0%
    Graham Corp.                             8,388      196,279       0.0%
    Granite Construction, Inc.              43,934    1,524,949       0.0%
*   Great Lakes Dredge & Dock Corp.         82,727      479,817       0.0%
#   Greenbrier Cos., Inc. (The)             31,578    1,821,735       0.0%
#   Griffon Corp.                           60,722    1,020,737       0.0%
    H&E Equipment Services, Inc.            47,495    1,174,076       0.0%
    Hardinge, Inc.                          10,375      111,635       0.0%
#   Harsco Corp.                           118,127    1,899,482       0.0%
#*  Hawaiian Holdings, Inc.                 99,005    2,285,035       0.0%
*   HC2 Holdings, Inc.                       7,362       81,424       0.0%
*   HD Supply Holdings, Inc.               269,477    8,892,741       0.1%
#   Healthcare Services Group, Inc.         42,738    1,293,679       0.0%
#   Heartland Express, Inc.                156,950    3,283,394       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
#   HEICO Corp.                              30,770 $ 1,718,197       0.0%
    HEICO Corp. Class A                      44,612   2,046,352       0.0%
    Heidrick & Struggles International,
      Inc.                                   23,576     567,239       0.0%
*   Heritage-Crystal Clean, Inc.              4,417      51,767       0.0%
    Herman Miller, Inc.                      86,112   2,360,330       0.0%
*   Hertz Global Holdings, Inc.             579,111  12,068,673       0.1%
    Hexcel Corp.                            111,571   5,595,286       0.1%
*   Hill International, Inc.                 26,258     101,093       0.0%
    Hillenbrand, Inc.                        84,246   2,475,990       0.0%
#   HNI Corp.                                67,694   3,157,248       0.0%
    Honeywell International, Inc.           322,107  32,507,038       0.3%
    Houston Wire & Cable Co.                 17,436     164,596       0.0%
*   Hub Group, Inc. Class A                  56,473   2,253,273       0.0%
    Hubbell, Inc. Class A                     4,100     457,068       0.0%
    Hubbell, Inc. Class B                    42,082   4,579,784       0.0%
*   Hudson Global, Inc.                      23,996      62,630       0.0%
    Huntington Ingalls Industries, Inc.      80,615  10,608,128       0.1%
    Hurco Cos., Inc.                          7,495     242,538       0.0%
*   Huron Consulting Group, Inc.             30,739   1,863,398       0.0%
*   Huttig Building Products, Inc.            2,588       9,343       0.0%
    Hyster-Yale Materials Handling, Inc.     14,819   1,086,825       0.0%
#*  ICF International, Inc.                  21,789     838,877       0.0%
    IDEX Corp.                               92,122   6,910,071       0.1%
*   IHS, Inc. Class A                        27,019   3,390,074       0.0%
    Illinois Tool Works, Inc.               181,787  17,011,627       0.1%
    Ingersoll-Rand P.L.C.                   182,743  12,031,799       0.1%
#*  InnerWorkings, Inc.                      46,985     297,415       0.0%
#*  Innovative Solutions & Support, Inc.     10,802      41,912       0.0%
    Insperity, Inc.                          28,939   1,393,702       0.0%
    Insteel Industries, Inc.                 25,696     520,601       0.0%
*   Integrated Electrical Services, Inc.      6,920      56,813       0.0%
#   Interface, Inc.                          75,867   1,648,590       0.0%
#   International Shipholding Corp.           3,805      41,779       0.0%
#   Intersections, Inc.                      13,979      45,152       0.0%
    ITT Corp.                                92,466   3,666,277       0.0%
#*  Jacobs Engineering Group, Inc.           70,729   3,031,445       0.0%
    JB Hunt Transport Services, Inc.         78,487   6,844,066       0.1%
#*  JetBlue Airways Corp.                   432,411   8,877,398       0.1%
    John Bean Technologies Corp.             36,240   1,398,502       0.0%
#   Joy Global, Inc.                         89,052   3,797,177       0.0%
    Kadant, Inc.                              7,600     387,296       0.0%
#   Kaman Corp.                              47,286   1,972,299       0.0%
    Kansas City Southern                    103,427  10,600,233       0.1%
    KAR Auction Services, Inc.              210,852   7,845,803       0.1%
    KBR, Inc.                               156,856   2,740,274       0.0%
#   Kelly Services, Inc. Class A             42,801     702,792       0.0%
    Kelly Services, Inc. Class B                319       5,560       0.0%
#   Kennametal, Inc.                         82,407   2,918,032       0.0%
*   Key Technology, Inc.                      3,418      45,118       0.0%
    Kforce, Inc.                             40,430     919,378       0.0%
    Kimball International, Inc. Class B      30,534     309,004       0.0%
*   Kirby Corp.                              58,900   4,625,417       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
*   KLX, Inc.                                27,081 $ 1,134,965       0.0%
#   Knight Transportation, Inc.             120,515   3,482,884       0.0%
    Knoll, Inc.                              70,151   1,597,338       0.0%
    Korn/Ferry International                 53,284   1,680,045       0.0%
#*  Kratos Defense & Security Solutions,
      Inc.                                   78,463     429,193       0.0%
    L-3 Communications Holdings, Inc.        65,147   7,486,042       0.1%
#   Landstar System, Inc.                    56,187   3,501,012       0.0%
*   Lawson Products, Inc.                     5,743     134,673       0.0%
#*  Layne Christensen Co.                    20,348     136,739       0.0%
    LB Foster Co. Class A                    13,814     590,272       0.0%
#   Lennox International, Inc.               56,031   5,937,045       0.1%
    Lincoln Electric Holdings, Inc.          88,065   5,888,026       0.1%
#   Lindsay Corp.                            10,381     822,071       0.0%
#*  LMI Aerospace, Inc.                      10,960     123,738       0.0%
    Lockheed Martin Corp.                   135,762  25,333,189       0.2%
    LS Starrett Co. (The) Class A             4,692      88,679       0.0%
    LSI Industries, Inc.                     17,359     155,537       0.0%
#*  Luna Innovations, Inc.                       90         122       0.0%
*   Lydall, Inc.                             25,717     690,244       0.0%
*   Magnetek, Inc.                              590      22,721       0.0%
#*  Manitex International, Inc.               2,000      19,820       0.0%
#   Manitowoc Co., Inc. (The)               143,578   2,832,794       0.0%
    Manpowergroup, Inc.                      77,601   6,621,693       0.1%
#   Marten Transport, Ltd.                   46,344   1,031,617       0.0%
    Masco Corp.                             255,317   6,763,347       0.1%
*   MasTec, Inc.                             84,555   1,516,917       0.0%
*   Mastech Holdings, Inc.                    1,412      14,049       0.0%
    Matson, Inc.                             61,226   2,479,653       0.0%
    Matthews International Corp. Class A     32,343   1,569,606       0.0%
    McGrath RentCorp                         24,369     806,858       0.0%
*   Meritor, Inc.                           142,896   1,874,796       0.0%
*   Mfri, Inc.                                3,034      17,992       0.0%
*   Middleby Corp. (The)                     64,749   6,561,664       0.1%
    Miller Industries, Inc.                  10,481     234,565       0.0%
*   Mistras Group, Inc.                      20,810     373,748       0.0%
    Mobile Mini, Inc.                        58,446   2,252,509       0.0%
*   Moog, Inc. Class A                       46,864   3,274,856       0.0%
*   Moog, Inc. Class B                        3,215     225,307       0.0%
#*  MRC Global, Inc.                        108,033   1,577,282       0.0%
    MSA Safety, Inc.                         35,725   1,634,062       0.0%
#   MSC Industrial Direct Co., Inc. Class A  57,751   4,103,786       0.0%
    Mueller Industries, Inc.                 65,550   2,296,872       0.0%
    Mueller Water Products, Inc. Class A    237,100   2,219,256       0.0%
#   Multi-Color Corp.                        19,589   1,229,797       0.0%
*   MYR Group, Inc.                          37,328   1,094,457       0.0%
#   National Presto Industries, Inc.          5,789     362,276       0.0%
*   Navigant Consulting, Inc.                72,078   1,042,248       0.0%
#*  NCI Building Systems, Inc.               15,229     235,745       0.0%
    Nielsen NV                              275,246  12,369,555       0.1%
*   NL Industries, Inc.                      32,061     236,290       0.0%
#   NN, Inc.                                 24,702     621,502       0.0%
#   Nordson Corp.                            98,697   7,861,216       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Norfolk Southern Corp.                  143,016 $14,423,164       0.1%
#*  Nortek, Inc.                              3,479     294,393       0.0%
    Northrop Grumman Corp.                   95,940  14,778,598       0.1%
*   Northwest Pipe Co.                        9,070     219,857       0.0%
#*  NOW, Inc.                                52,728   1,260,199       0.0%
#*  Old Dominion Freight Line, Inc.          94,938   6,752,940       0.1%
#   Omega Flex, Inc.                          3,648     108,674       0.0%
*   On Assignment, Inc.                      62,438   2,101,039       0.0%
    Orbital ATK, Inc.                        81,035   5,928,521       0.1%
#*  Orion Energy Systems, Inc.               19,776      59,724       0.0%
*   Orion Marine Group, Inc.                 13,198     111,127       0.0%
#   Oshkosh Corp.                           113,305   6,100,341       0.1%
    Owens Corning                           151,237   5,846,822       0.1%
    PACCAR, Inc.                            148,170   9,682,909       0.1%
    Pall Corp.                               56,135   5,463,058       0.1%
#*  PAM Transportation Services, Inc.         5,878     344,392       0.0%
    Park-Ohio Holdings Corp.                 14,455     669,700       0.0%
    Parker Hannifin Corp.                   139,683  16,672,563       0.1%
*   Patrick Industries, Inc.                 22,150   1,330,329       0.0%
#*  Patriot Transportation Holding, Inc.      1,454      37,528       0.0%
*   Pendrell Corp.                          103,176     112,462       0.0%
    Pentair P.L.C.                          150,525   9,355,129       0.1%
#*  Performant Financial Corp.               57,241     170,006       0.0%
*   PGT, Inc.                                62,077     702,712       0.0%
    Pitney Bowes, Inc.                      213,097   4,766,980       0.1%
#*  Plug Power, Inc.                            784       1,991       0.0%
#*  Ply Gem Holdings, Inc.                   11,520     156,442       0.0%
#*  PMFG, Inc.                                6,463      28,696       0.0%
#*  Polypore International, Inc.             40,455   2,369,045       0.0%
#   Powell Industries, Inc.                  11,346     376,574       0.0%
*   Power Solutions International, Inc.       2,089     133,278       0.0%
#*  PowerSecure International, Inc.          36,038     472,458       0.0%
    Precision Castparts Corp.                59,887  12,378,044       0.1%
#   Preformed Line Products Co.               4,237     177,742       0.0%
    Primoris Services Corp.                  59,903   1,151,935       0.0%
#*  Proto Labs, Inc.                         20,430   1,430,100       0.0%
#   Providence and Worcester Railroad Co.     1,227      22,601       0.0%
    Quad/Graphics, Inc.                       7,280     156,811       0.0%
*   Quality Distribution, Inc.               29,244     290,100       0.0%
    Quanex Building Products Corp.           60,377   1,165,276       0.0%
*   Quanta Services, Inc.                   107,936   3,120,430       0.0%
#   Raven Industries, Inc.                   39,307     783,782       0.0%
    Raytheon Co.                            129,715  13,490,360       0.1%
    RBC Bearings, Inc.                       21,225   1,549,213       0.0%
    RCM Technologies, Inc.                    7,192      44,375       0.0%
    Regal-Beloit Corp.                       49,714   3,887,635       0.0%
#*  Republic Airways Holdings, Inc.          67,156     821,989       0.0%
    Republic Services, Inc.                 348,792  14,171,419       0.1%
    Resources Connection, Inc.               50,623     797,818       0.0%
*   Rexnord Corp.                           161,545   4,279,327       0.0%
#*  Roadrunner Transportation Systems, Inc.  43,233   1,057,912       0.0%
    Robert Half International, Inc.         115,914   6,427,431       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
#   Rockwell Automation, Inc.                92,813 $11,007,622       0.1%
    Rockwell Collins, Inc.                   98,797   9,615,912       0.1%
#   Rollins, Inc.                           130,712   3,241,658       0.0%
    Roper Technologies, Inc.                 48,032   8,077,541       0.1%
*   RPX Corp.                                66,511   1,034,911       0.0%
#   RR Donnelley & Sons Co.                 331,773   6,177,613       0.1%
#*  Rush Enterprises, Inc. Class A           36,315     949,274       0.0%
*   Rush Enterprises, Inc. Class B            2,881      70,901       0.0%
    Ryder System, Inc.                       95,931   9,147,980       0.1%
*   Saia, Inc.                               38,330   1,561,948       0.0%
#*  Sensata Technologies Holding NV          77,318   4,268,727       0.0%
*   Servotronics, Inc.                          389       2,599       0.0%
    SIFCO Industries, Inc.                    3,251      47,367       0.0%
    Simpson Manufacturing Co., Inc.          49,610   1,626,216       0.0%
#   SkyWest, Inc.                            66,442     906,933       0.0%
*   SL Industries, Inc.                       4,724     196,188       0.0%
    Snap-on, Inc.                            40,114   5,999,049       0.1%
#*  SolarCity Corp.                          37,400   2,245,870       0.0%
    Southwest Airlines Co.                  508,666  20,631,493       0.2%
*   SP Plus Corp.                            11,110     252,864       0.0%
*   Sparton Corp.                             7,073     182,271       0.0%
*   Spirit Aerosystems Holdings, Inc.
      Class A                               118,172   6,013,773       0.1%
*   Spirit Airlines, Inc.                   102,837   7,041,249       0.1%
    SPX Corp.                                45,481   3,502,037       0.0%
    Standex International Corp.              15,467   1,250,816       0.0%
    Stanley Black & Decker, Inc.            157,695  15,564,496       0.1%
    Steelcase, Inc. Class A                 107,744   1,893,062       0.0%
*   Stericycle, Inc.                         40,624   5,420,460       0.1%
#*  Sterling Construction Co., Inc.          11,349      49,822       0.0%
*   Stock Building Supply Holdings, Inc.      2,400      44,088       0.0%
#   Sun Hydraulics Corp.                     29,415   1,144,538       0.0%
    Supreme Industries, Inc. Class A          5,876      45,950       0.0%
#*  Swift Transportation Co.                165,614   4,007,859       0.0%
#   TAL International Group, Inc.            52,537   2,024,776       0.0%
#*  Taser International, Inc.                43,183   1,303,695       0.0%
*   Team, Inc.                               27,221   1,063,797       0.0%
*   Tecumseh Products Co.                    12,472      40,783       0.0%
*   Teledyne Technologies, Inc.              46,865   4,919,419       0.1%
    Tennant Co.                              21,555   1,385,771       0.0%
#   Terex Corp.                             117,816   3,235,227       0.0%
    Tetra Tech, Inc.                         97,262   2,636,773       0.0%
#   Textainer Group Holdings, Ltd.           50,784   1,538,755       0.0%
    Textron, Inc.                           346,656  15,245,931       0.1%
*   Thermon Group Holdings, Inc.             16,738     389,493       0.0%
    Timken Co. (The)                        112,025   4,401,462       0.0%
#   Titan International, Inc.                51,879     539,023       0.0%
#*  Titan Machinery, Inc.                    18,690     273,809       0.0%
    Toro Co. (The)                           61,188   4,102,044       0.0%
    Towers Watson & Co. Class A              45,411   5,762,883       0.1%
#   TransDigm Group, Inc.                    33,865   7,183,782       0.1%
*   TRC Cos., Inc.                           17,871     133,496       0.0%
#*  Trex Co., Inc.                           39,599   1,857,985       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
*   Trimas Corp.                             47,123 $ 1,327,455       0.0%
*   TriNet Group, Inc.                        2,820      98,756       0.0%
#   Trinity Industries, Inc.                209,991   5,688,656       0.1%
#   Triumph Group, Inc.                      61,664   3,652,975       0.0%
*   TrueBlue, Inc.                           43,659   1,256,506       0.0%
*   Tutor Perini Corp.                       58,859   1,247,811       0.0%
    Twin Disc, Inc.                           9,800     176,302       0.0%
    Tyco International P.L.C.               131,362   5,173,036       0.1%
*   Ultralife Corp.                          11,666      47,597       0.0%
    UniFirst Corp.                           16,678   1,888,450       0.0%
    Union Pacific Corp.                     406,641  43,197,473       0.4%
*   United Continental Holdings, Inc.       309,503  18,489,709       0.2%
    United Parcel Service, Inc. Class B     360,142  36,205,075       0.3%
#*  United Rentals, Inc.                     89,401   8,634,349       0.1%
#   United Stationers, Inc.                  45,993   1,867,776       0.0%
    United Technologies Corp.               298,566  33,961,882       0.3%
#   Universal Forest Products, Inc.          24,612   1,361,536       0.0%
    Universal Truckload Services, Inc.       12,449     264,417       0.0%
#   US Ecology, Inc.                         24,974   1,171,530       0.0%
*   USA Truck, Inc.                          10,453     256,726       0.0%
#*  USG Corp.                               153,626   4,077,234       0.0%
#*  UTi Worldwide, Inc.                     154,822   1,398,043       0.0%
#   Valmont Industries, Inc.                 27,703   3,491,132       0.0%
*   Vectrus, Inc.                            10,596     270,834       0.0%
*   Verisk Analytics, Inc. Class A          102,913   7,722,592       0.1%
#*  Veritiv Corp.                             3,055     121,406       0.0%
*   Versar, Inc.                              4,038      14,981       0.0%
    Viad Corp.                               31,442     835,414       0.0%
#*  Vicor Corp.                              15,288     233,142       0.0%
*   Virco Manufacturing Corp.                 6,445      17,144       0.0%
*   Volt Information Sciences, Inc.          11,950     147,224       0.0%
#   VSE Corp.                                 4,536     322,691       0.0%
#*  Wabash National Corp.                    99,064   1,388,877       0.0%
*   WABCO Holdings, Inc.                     79,024   9,834,537       0.1%
    Wabtec Corp.                             58,515   5,503,336       0.1%
    Waste Connections, Inc.                 180,610   8,562,720       0.1%
    Waste Management, Inc.                  219,137  10,853,856       0.1%
#   Watsco, Inc.                             42,879   5,157,915       0.1%
    Watsco, Inc. Class B                      2,268     273,838       0.0%
#   Watts Water Technologies, Inc. Class A   31,205   1,702,233       0.0%
#   Werner Enterprises, Inc.                108,311   2,910,317       0.0%
#*  Wesco Aircraft Holdings, Inc.            16,489     258,548       0.0%
#*  WESCO International, Inc.                59,177   4,269,029       0.0%
    West Corp.                               57,064   1,766,131       0.0%
#*  Willdan Group, Inc.                       6,221      88,400       0.0%
*   Willis Lease Finance Corp.                4,420      83,980       0.0%
    Woodward, Inc.                           88,540   4,165,807       0.0%
#   WW Grainger, Inc.                        46,375  11,520,941       0.1%
*   Xerium Technologies, Inc.                 1,300      23,114       0.0%
#*  XPO Logistics, Inc.                      91,000   4,413,500       0.0%
    Xylem, Inc.                             178,115   6,593,817       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Industrials -- (Continued)
#*  YRC Worldwide, Inc.                   35,688 $      556,733       0.0%
                                                 --------------      ----
Total Industrials                                 1,728,794,172      13.8%
                                                 --------------      ----
Information Technology -- (16.4%)
#*  3D Systems Corp.                      50,584      1,269,153       0.0%
    Accenture P.L.C. Class A             313,547     29,050,130       0.2%
*   ACI Worldwide, Inc.                  177,248      4,082,021       0.0%
    Activision Blizzard, Inc.            536,083     12,230,734       0.1%
*   Actua Corp.                           41,972        607,335       0.0%
*   Acxiom Corp.                          77,636      1,355,525       0.0%
*   ADDvantage Technologies Group,
      Inc.                                 3,642          8,959       0.0%
*   Adobe Systems, Inc.                   74,553      5,670,501       0.1%
#   ADTRAN, Inc.                          53,536        889,233       0.0%
*   Advanced Energy Industries, Inc.      49,179      1,202,918       0.0%
#   Advent Software, Inc.                 68,935      2,992,468       0.0%
*   Aehr Test Systems                        788          2,072       0.0%
#*  Agilysys, Inc.                        31,760        298,862       0.0%
*   Akamai Technologies, Inc.             80,984      5,975,000       0.1%
*   Alliance Data Systems Corp.           43,623     12,969,554       0.1%
    Alliance Fiber Optic Products,
      Inc.                                 6,744        123,820       0.0%
*   Alpha & Omega Semiconductor, Ltd.     15,468        126,683       0.0%
    Altera Corp.                          90,994      3,792,630       0.0%
    Amdocs, Ltd.                         123,393      6,795,252       0.1%
    American Software, Inc. Class A       19,865        192,889       0.0%
*   Amkor Technology, Inc.               187,217      1,316,136       0.0%
#   Amphenol Corp. Class A               177,559      9,831,442       0.1%
*   Amtech Systems, Inc.                   9,582        119,775       0.0%
#*  ANADIGICS, Inc.                       59,417         78,430       0.0%
    Analog Devices, Inc.                 151,426      9,364,184       0.1%
*   Anixter International, Inc.           30,516      2,154,430       0.0%
*   ANSYS, Inc.                           43,683      3,749,749       0.0%
*   AOL, Inc.                             93,033      3,712,017       0.0%
    Apple, Inc.                        2,526,546    316,197,232       2.5%
    Applied Materials, Inc.              361,152      7,147,198       0.1%
*   ARRIS Group, Inc.                    228,954      7,710,026       0.1%
*   Arrow Electronics, Inc.              121,399      7,248,734       0.1%
#*  Aspen Technology, Inc.                85,482      3,794,546       0.0%
    Astro-Med, Inc.                        4,620         64,911       0.0%
#   Atmel Corp.                          279,677      2,119,952       0.0%
*   Autobytel, Inc.                          267          3,880       0.0%
*   Autodesk, Inc.                        51,659      2,935,781       0.0%
    Automatic Data Processing, Inc.      239,315     20,231,690       0.2%
    Avago Technologies, Ltd.              96,414     11,268,868       0.1%
*   AVG Technologies NV                   81,750      1,955,460       0.0%
*   Aviat Networks, Inc.                  47,169         53,773       0.0%
*   Avid Technology, Inc.                 56,139        908,890       0.0%
#   Avnet, Inc.                          174,174      7,425,038       0.1%
#   AVX Corp.                             97,613      1,344,131       0.0%
    Aware, Inc.                           12,087         50,765       0.0%
*   Axcelis Technologies, Inc.            74,184        186,944       0.0%
*   AXT, Inc.                             60,417        143,792       0.0%
#   Badger Meter, Inc.                    17,310      1,077,028       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
*   Bankrate, Inc.                           86,348 $ 1,070,715       0.0%
*   Barracuda Networks, Inc.                 18,314     742,266       0.0%
#   Bel Fuse, Inc. Class A                    1,700      34,850       0.0%
    Bel Fuse, Inc. Class B                    8,861     181,916       0.0%
    Belden, Inc.                             36,467   3,061,405       0.0%
*   Benchmark Electronics, Inc.              43,736   1,029,108       0.0%
    Black Box Corp.                          13,595     270,540       0.0%
#   Blackbaud, Inc.                          46,101   2,329,484       0.0%
#*  Blackhawk Network Holdings, Inc.          2,627      96,595       0.0%
*   Blackhawk Network Holdings, Inc.
      Class B                                44,167   1,621,371       0.0%
#*  Blucora, Inc.                            46,839     640,289       0.0%
    Booz Allen Hamilton Holding Corp.       145,297   3,995,667       0.0%
*   Bottomline Technologies de, Inc.         28,928     774,113       0.0%
    Broadcom Corp. Class A                  110,368   4,878,817       0.1%
    Broadridge Financial Solutions, Inc.    200,730  10,823,362       0.1%
*   BroadVision, Inc.                         3,362      20,004       0.0%
    Brocade Communications Systems, Inc.    524,499   5,926,839       0.1%
#   Brooks Automation, Inc.                 114,136   1,228,103       0.0%
*   Bsquare Corp.                             4,926      20,788       0.0%
    CA, Inc.                                446,334  14,180,031       0.1%
*   Cabot Microelectronics Corp.             28,349   1,340,908       0.0%
*   CACI International, Inc. Class A         36,057   3,181,670       0.0%
#*  Cadence Design Systems, Inc.            292,591   5,456,822       0.1%
#*  CalAmp Corp.                             33,126     652,913       0.0%
*   Calix, Inc.                              67,794     500,998       0.0%
#*  Cardtronics, Inc.                        81,578   3,077,938       0.0%
*   Cascade Microtech, Inc.                   9,676     128,304       0.0%
#   Cass Information Systems, Inc.           10,546     551,239       0.0%
#*  Cavium, Inc.                             19,334   1,252,650       0.0%
    CDK Global, Inc.                         59,316   2,842,423       0.0%
    CDW Corp.                               147,312   5,644,996       0.1%
#*  Ceva, Inc.                               27,322     565,565       0.0%
    Checkpoint Systems, Inc.                 58,138     602,310       0.0%
#*  CIBER, Inc.                             120,631     425,827       0.0%
#*  Ciena Corp.                             144,624   3,080,491       0.0%
*   Cimpress NV                              29,737   2,496,124       0.0%
*   Cirrus Logic, Inc.                       54,217   1,831,450       0.0%
    Cisco Systems, Inc.                   1,887,619  54,420,056       0.4%
*   Citrix Systems, Inc.                     70,795   4,754,592       0.1%
#*  Clearfield, Inc.                          8,284     112,248       0.0%
#*  Cognex Corp.                             87,060   3,908,123       0.0%
*   Cognizant Technology Solutions Corp.
      Class A                               204,070  11,946,258       0.1%
*   Coherent, Inc.                           30,973   1,858,380       0.0%
    Cohu, Inc.                               21,127     221,200       0.0%
*   CommScope Holding Co., Inc.              60,577   1,787,627       0.0%
    Communications Systems, Inc.              7,990      89,648       0.0%
*   CommVault Systems, Inc.                  36,511   1,670,378       0.0%
    Computer Sciences Corp.                 206,415  13,303,447       0.1%
    Computer Task Group, Inc.                12,978     106,809       0.0%
*   comScore, Inc.                            7,532     394,376       0.0%
    Comtech Telecommunications Corp.         23,386     675,855       0.0%
*   Comverse, Inc.                            3,459      84,745       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
    Concurrent Computer Corp.                 5,951 $    36,301       0.0%
*   Constant Contact, Inc.                   24,536     855,080       0.0%
#   Convergys Corp.                          94,587   2,145,233       0.0%
*   CoreLogic, Inc.                         106,204   4,153,638       0.0%
    Corning, Inc.                           482,171  10,091,839       0.1%
#*  CoStar Group, Inc.                       21,709   4,437,971       0.1%
*   Covisint Corp.                           25,089      49,174       0.0%
#*  Cray, Inc.                               29,644     832,700       0.0%
#*  Cree, Inc.                              103,778   3,287,687       0.0%
#*  Crexendo, Inc.                            4,054       8,757       0.0%
#   CSG Systems International, Inc.          46,997   1,368,553       0.0%
    CSP, Inc.                                   709       5,240       0.0%
    CTS Corp.                                30,923     554,759       0.0%
*   CyberOptics Corp.                         4,778      50,265       0.0%
#   Cypress Semiconductor Corp.             224,608   2,991,779       0.0%
    Daktronics, Inc.                         47,144     505,855       0.0%
*   Datalink Corp.                           36,252     419,073       0.0%
#*  Dealertrack Technologies, Inc.           53,496   2,102,928       0.0%
#*  Demand Media, Inc.                        8,535      54,709       0.0%
*   DHI Group, Inc.                         103,488     786,509       0.0%
#   Diebold, Inc.                            94,785   3,295,674       0.0%
*   Digi International, Inc.                 22,616     228,422       0.0%
#   Digimarc Corp.                            4,419     103,405       0.0%
#*  Diodes, Inc.                             56,966   1,522,132       0.0%
    Dolby Laboratories, Inc. Class A         61,520   2,476,795       0.0%
*   Dot Hill Systems Corp.                   35,939     225,697       0.0%
*   DSP Group, Inc.                          17,922     203,952       0.0%
    DST Systems, Inc.                        59,014   6,791,331       0.1%
*   DTS, Inc.                                23,631     847,171       0.0%
    EarthLink Holdings Corp.                197,355     933,489       0.0%
*   eBay, Inc.                              335,672  19,556,251       0.2%
#   Ebix, Inc.                               29,226     797,578       0.0%
#*  Echelon Corp.                             6,990       6,291       0.0%
*   EchoStar Corp. Class A                   55,636   2,781,800       0.0%
*   Edgewater Technology, Inc.                5,900      41,595       0.0%
    Electro Rent Corp.                       22,444     243,293       0.0%
#   Electro Scientific Industries, Inc.      23,740     135,318       0.0%
*   Electronic Arts, Inc.                   181,980  10,571,218       0.1%
*   Electronics for Imaging, Inc.            48,369   2,018,438       0.0%
#*  Ellie Mae, Inc.                          16,863     927,465       0.0%
#*  eMagin Corp.                              9,611      20,856       0.0%
    EMC Corp.                               935,997  25,187,679       0.2%
#*  Emcore Corp.                             24,366     132,795       0.0%
*   Emulex Corp.                            122,206     980,092       0.0%
#*  Endurance International Group
      Holdings, Inc.                         57,700   1,058,218       0.0%
#*  EnerNOC, Inc.                            39,482     436,276       0.0%
*   Entegris, Inc.                          147,754   1,966,606       0.0%
#*  Entropic Communications, Inc.            91,723     277,003       0.0%
*   Envestnet, Inc.                          19,414     995,162       0.0%
*   EPAM Systems, Inc.                       44,636   2,888,396       0.0%
    EPIQ Systems, Inc.                       35,870     642,432       0.0%
*   ePlus, Inc.                               6,933     575,162       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
#   Equinix, Inc.                            23,599 $ 6,039,692       0.1%
*   Euronet Worldwide, Inc.                  58,301   3,409,442       0.0%
*   Exar Corp.                               53,066     523,761       0.0%
*   ExlService Holdings, Inc.                27,690     953,367       0.0%
#*  Extreme Networks, Inc.                   87,771     221,183       0.0%
*   F5 Networks, Inc.                        37,531   4,579,533       0.1%
#*  Fabrinet                                 27,405     496,305       0.0%
*   Facebook, Inc. Class A                  691,953  54,505,138       0.4%
#   FactSet Research Systems, Inc.           41,765   6,573,393       0.1%
#   Fair Isaac Corp.                         49,014   4,335,778       0.0%
*   Fairchild Semiconductor
      International, Inc.                   180,428   3,277,475       0.0%
#*  FalconStor Software, Inc.                21,742      33,048       0.0%
#*  FARO Technologies, Inc.                  11,460     456,452       0.0%
#   FEI Co.                                  29,830   2,250,972       0.0%
    Fidelity National Information
      Services, Inc.                        291,597  18,221,897       0.2%
#*  Finisar Corp.                           106,615   2,167,483       0.0%
#*  FireEye, Inc.                            77,540   3,202,402       0.0%
#*  First Solar, Inc.                       106,029   6,326,750       0.1%
*   Fiserv, Inc.                            160,378  12,445,333       0.1%
*   FleetCor Technologies, Inc.              49,237   7,921,741       0.1%
    FLIR Systems, Inc.                      169,224   5,227,329       0.1%
*   FormFactor, Inc.                         96,893     772,237       0.0%
    Forrester Research, Inc.                 17,269     600,789       0.0%
#*  Fortinet, Inc.                           80,829   3,050,486       0.0%
*   Freescale Semiconductor, Ltd.            95,202   3,721,446       0.0%
*   Frequency Electronics, Inc.               5,169      65,698       0.0%
*   Gartner, Inc.                            58,481   4,852,753       0.1%
*   Genpact, Ltd.                           248,838   5,439,599       0.1%
*   GigOptix, Inc.                            1,174       1,749       0.0%
*   Global Cash Access Holdings, Inc.       114,549     847,663       0.0%
    Global Payments, Inc.                   125,852  12,620,439       0.1%
    Globalscape, Inc.                         7,843      26,666       0.0%
*   Google, Inc. Class A                     68,974  37,850,862       0.3%
*   Google, Inc. Class C                     69,163  37,164,226       0.3%
#*  GSE Systems, Inc.                        10,738      16,107       0.0%
*   GSI Group, Inc.                          25,444     337,896       0.0%
*   GSI Technology, Inc.                     16,182      85,603       0.0%
*   GTT Communications, Inc.                 27,658     505,035       0.0%
#*  Guidance Software, Inc.                   5,853      34,182       0.0%
#*  Guidewire Software, Inc.                 41,935   2,094,653       0.0%
    Hackett Group, Inc. (The)                30,512     292,915       0.0%
*   Harmonic, Inc.                          148,910   1,043,859       0.0%
    Harris Corp.                             68,478   5,494,675       0.1%
    Heartland Payment Systems, Inc.          64,144   3,264,930       0.0%
    Hewlett-Packard Co.                   1,245,191  41,053,947       0.3%
#*  HomeAway, Inc.                           51,066   1,427,295       0.0%
#*  Hutchinson Technology, Inc.              25,771      60,820       0.0%
    IAC/InterActiveCorp                      97,523   6,809,056       0.1%
*   ID Systems, Inc.                          7,118      49,897       0.0%
#*  Identiv, Inc.                             2,956      28,762       0.0%
*   IEC Electronics Corp.                     5,002      21,008       0.0%
*   iGATE Corp.                              72,459   3,446,150       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
*   II-VI, Inc.                              69,224 $ 1,231,495       0.0%
#*  Imation Corp.                            27,305     111,677       0.0%
*   Immersion Corp.                           9,931     107,553       0.0%
#*  Infinera Corp.                           91,317   1,716,760       0.0%
*   Informatica Corp.                        77,850   3,742,249       0.0%
#*  Ingram Micro, Inc. Class A              172,783   4,347,220       0.0%
*   Innodata, Inc.                           13,032      36,099       0.0%
#*  Inphi Corp.                              15,287     327,906       0.0%
*   Insight Enterprises, Inc.                58,204   1,665,798       0.0%
*   Integrated Device Technology, Inc.      145,003   2,637,605       0.0%
    Integrated Silicon Solution, Inc.        46,569     863,855       0.0%
    Intel Corp.                           2,892,186  94,140,654       0.8%
#*  Intellicheck Mobilisa, Inc.                 514         797       0.0%
#*  Interactive Intelligence Group, Inc.      6,712     295,194       0.0%
#   InterDigital, Inc.                       54,507   2,982,623       0.0%
#*  Internap Corp.                           60,765     571,191       0.0%
    International Business Machines Corp.   437,734  74,979,457       0.6%
*   Interphase Corp.                          2,397       3,140       0.0%
    Intersil Corp. Class A                  138,626   1,850,657       0.0%
*   inTEST Corp.                              1,100       5,434       0.0%
#*  Intevac, Inc.                            16,827      81,443       0.0%
*   IntraLinks Holdings, Inc.                57,289     561,432       0.0%
*   IntriCon Corp.                            2,604      20,181       0.0%
    Intuit, Inc.                            130,869  13,130,087       0.1%
*   Inuvo, Inc.                                 773       1,801       0.0%
#*  IPG Photonics Corp.                      59,370   5,258,995       0.1%
*   Iteris, Inc.                              3,700       6,549       0.0%
#*  Itron, Inc.                              42,093   1,509,455       0.0%
#*  Ixia                                     81,415     975,352       0.0%
#   IXYS Corp.                               39,817     450,330       0.0%
#   j2 Global, Inc.                          59,099   4,099,698       0.0%
    Jabil Circuit, Inc.                     275,602   6,206,557       0.1%
#   Jack Henry & Associates, Inc.           120,056   7,984,925       0.1%
#*  JDS Uniphase Corp.                      248,050   3,140,313       0.0%
    Juniper Networks, Inc.                  235,211   6,216,627       0.1%
#*  Kemet Corp.                              43,819     189,298       0.0%
*   Key Tronic Corp.                          8,234      98,396       0.0%
*   Keysight Technologies, Inc.              91,273   3,053,995       0.0%
*   Kimball Electronics, Inc.                22,900     292,891       0.0%
    KLA-Tencor Corp.                        145,830   8,574,804       0.1%
#*  Knowles Corp.                            53,836   1,032,036       0.0%
*   Kofax, Ltd.                               8,735      96,347       0.0%
#*  Kopin Corp.                              52,846     175,449       0.0%
*   Kulicke & Soffa Industries, Inc.        116,234   1,756,296       0.0%
#*  KVH Industries, Inc.                     14,698     198,276       0.0%
    Lam Research Corp.                      124,245   9,390,437       0.1%
*   Lattice Semiconductor Corp.             129,056     765,302       0.0%
    Leidos Holdings, Inc.                    90,484   3,767,754       0.0%
#   Lexmark International, Inc. Class A      99,929   4,435,848       0.1%
*   LGL Group, Inc. (The)                       964       4,598       0.0%
*   Limelight Networks, Inc.                 80,422     297,561       0.0%
#   Linear Technology Corp.                 166,702   7,689,963       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Information Technology -- (Continued)
*   LinkedIn Corp. Class A                  18,979 $  4,785,175       0.1%
*   Lionbridge Technologies, Inc.           54,085      300,172       0.0%
#*  Liquidity Services, Inc.                 2,998       28,061       0.0%
    Littelfuse, Inc.                        19,454    1,906,297       0.0%
#*  LoJack Corp.                            18,587       46,282       0.0%
#*  M/A-COM Technology Solutions
      Holdings, Inc.                        29,354      894,416       0.0%
#*  Magnachip Semiconductor Corp.           38,971      213,561       0.0%
*   Manhattan Associates, Inc.              88,179    4,634,688       0.1%
#   ManTech International Corp. Class A     35,852    1,047,954       0.0%
    Marchex, Inc. Class B                   18,835       80,049       0.0%
    Marvell Technology Group, Ltd.         273,445    3,830,964       0.0%
    MasterCard, Inc. Class A               500,872   45,183,663       0.4%
#*  Mattersight Corp.                        2,290       15,664       0.0%
*   Mattson Technology, Inc.                53,221      181,484       0.0%
    Maxim Integrated Products, Inc.        155,595    5,108,184       0.1%
    MAXIMUS, Inc.                          100,368    6,424,556       0.1%
*   MaxLinear, Inc. Class A                  9,110       77,708       0.0%
#*  Maxwell Technologies, Inc.              30,742      172,155       0.0%
#   Mentor Graphics Corp.                  138,952    3,325,121       0.0%
*   Mercury Systems, Inc.                   32,172      444,295       0.0%
#   Mesa Laboratories, Inc.                  2,478      210,357       0.0%
    Methode Electronics, Inc.               46,601    1,978,678       0.0%
    Micrel, Inc.                            44,629      606,954       0.0%
#   Microchip Technology, Inc.             131,865    6,284,027       0.1%
#*  Micron Technology, Inc.                651,616   18,329,958       0.2%
*   Microsemi Corp.                        100,815    3,363,188       0.0%
    Microsoft Corp.                      3,371,150  163,972,736       1.3%
    MKS Instruments, Inc.                   70,142    2,441,643       0.0%
#   MOCON, Inc.                              3,434       59,752       0.0%
#*  ModusLink Global Solutions, Inc.        50,605      177,117       0.0%
*   MoneyGram International, Inc.           22,061      170,973       0.0%
    Monolithic Power Systems, Inc.          27,993    1,450,877       0.0%
    Monotype Imaging Holdings, Inc.         34,733    1,125,697       0.0%
#*  Monster Worldwide, Inc.                160,306      944,202       0.0%
#*  MoSys, Inc.                             27,600       60,444       0.0%
    Motorola Solutions, Inc.               107,763    6,438,839       0.1%
#   MTS Systems Corp.                       18,026    1,272,275       0.0%
*   Multi-Fineline Electronix, Inc.         23,929      559,460       0.0%
*   Nanometrics, Inc.                       23,085      356,894       0.0%
*   NAPCO Security Technologies, Inc.        8,159       43,814       0.0%
    National Instruments Corp.             109,217    3,123,606       0.0%
    NCI, Inc. Class A                        5,908       60,262       0.0%
*   NCR Corp.                              215,409    5,910,823       0.1%
*   NeoPhotonics Corp.                       1,440        7,963       0.0%
    NetApp, Inc.                           214,801    7,786,536       0.1%
*   NETGEAR, Inc.                           51,932    1,571,982       0.0%
#*  Netscout Systems, Inc.                  38,043    1,563,567       0.0%
#*  NetSuite, Inc.                          10,679    1,020,592       0.0%
#*  NeuStar, Inc. Class A                   51,089    1,532,670       0.0%
*   Newport Corp.                           58,435    1,114,355       0.0%
    NIC, Inc.                               57,208      972,536       0.0%
#*  Novatel Wireless, Inc.                  23,600      143,016       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
#*  Nuance Communications, Inc.             328,315 $ 5,033,069       0.1%
#*  Numerex Corp. Class A                     7,300      80,227       0.0%
#   NVIDIA Corp.                            437,793   9,716,816       0.1%
#*  Oclaro, Inc.                             55,087     105,767       0.0%
*   OmniVision Technologies, Inc.            52,695   1,469,927       0.0%
*   ON Semiconductor Corp.                  613,612   7,068,810       0.1%
#*  Onvia, Inc.                                 442       1,993       0.0%
    Optical Cable Corp.                       3,696      15,043       0.0%
    Oracle Corp.                          1,521,597  66,372,061       0.5%
*   OSI Systems, Inc.                        22,221   1,493,473       0.0%
#*  Palo Alto Networks, Inc.                 29,800   4,402,056       0.1%
*   PAR Technology Corp.                      8,654      35,481       0.0%
    Park Electrochemical Corp.               18,914     410,812       0.0%
#*  Parkervision, Inc.                        2,905       1,975       0.0%
#   Paychex, Inc.                           255,498  12,363,548       0.1%
    PC Connection, Inc.                      25,176     611,525       0.0%
    PC-Tel, Inc.                             13,527     106,863       0.0%
*   PCM, Inc.                                 7,619      75,200       0.0%
#*  PDF Solutions, Inc.                      28,870     521,681       0.0%
    Pegasystems, Inc.                        49,622   1,068,858       0.0%
    Perceptron, Inc.                          7,250      88,305       0.0%
*   Perficient, Inc.                         45,510     938,871       0.0%
    Pericom Semiconductor Corp.              23,018     288,185       0.0%
*   Photronics, Inc.                         58,709     514,878       0.0%
#*  Planar Systems, Inc.                     22,797     131,539       0.0%
#   Plantronics, Inc.                        37,283   1,986,065       0.0%
*   Plexus Corp.                             41,793   1,799,189       0.0%
*   PMC-Sierra, Inc.                        201,147   1,695,669       0.0%
*   Polycom, Inc.                           181,198   2,364,634       0.0%
#   Power Integrations, Inc.                 27,873   1,379,435       0.0%
#*  PRGX Global, Inc.                        24,971     105,877       0.0%
*   Procera Networks, Inc.                   16,649     191,630       0.0%
*   Progress Software Corp.                  60,553   1,598,599       0.0%
*   PTC, Inc.                               152,544   5,848,537       0.1%
    QAD, Inc. Class A                         9,574     233,414       0.0%
    QAD, Inc. Class B                         1,959      38,494       0.0%
*   QLIK Technologies, Inc.                   3,882     135,055       0.0%
*   QLogic Corp.                            125,417   1,843,630       0.0%
*   Qorvo, Inc.                             153,633  10,125,951       0.1%
    QUALCOMM, Inc.                          420,814  28,615,352       0.2%
*   Qualstar Corp.                            3,826       5,050       0.0%
#*  Quantum Corp.                           159,904     321,407       0.0%
#*  QuinStreet, Inc.                         30,209     164,035       0.0%
*   Qumu Corp.                                6,460      89,213       0.0%
*   Rackspace Hosting, Inc.                 156,646   8,443,219       0.1%
*   Radisys Corp.                            20,449      44,988       0.0%
#*  Rambus, Inc.                            105,034   1,453,671       0.0%
*   RealD, Inc.                              33,877     416,010       0.0%
*   RealNetworks, Inc.                      129,142     848,463       0.0%
#*  RealPage, Inc.                           20,403     404,796       0.0%
*   Red Hat, Inc.                            83,688   6,298,359       0.1%
    Reis, Inc.                                6,081     138,221       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
#*  Relm Wireless Corp.                       1,238 $     8,171       0.0%
#   RF Industries, Ltd.                       4,931      20,365       0.0%
    Richardson Electronics, Ltd.              9,355      83,072       0.0%
#*  Rightside Group, Ltd.                     8,535      69,475       0.0%
*   Rofin-Sinar Technologies, Inc.           37,365     884,056       0.0%
*   Rogers Corp.                             21,616   1,571,699       0.0%
#*  Rosetta Stone, Inc.                      20,764     173,587       0.0%
#*  Rovi Corp.                              136,323   2,523,339       0.0%
#*  Rubicon Technology, Inc.                 18,250      70,080       0.0%
#*  Ruckus Wireless, Inc.                    49,931     583,194       0.0%
#*  Rudolph Technologies, Inc.               40,264     516,587       0.0%
*   Salesforce.com, Inc.                    135,290   9,851,818       0.1%
#   SanDisk Corp.                           100,322   6,715,555       0.1%
*   Sanmina Corp.                           121,253   2,465,073       0.0%
*   ScanSource, Inc.                         33,812   1,347,408       0.0%
    Science Applications International
      Corp.                                  55,369   2,773,987       0.0%
#*  Seachange International, Inc.            37,356     250,659       0.0%
#   Seagate Technology P.L.C.               225,714  13,253,926       0.1%
#*  Semtech Corp.                            45,330   1,055,736       0.0%
*   ServiceNow, Inc.                         28,535   2,136,130       0.0%
*   ServiceSource International, Inc.        21,415      76,452       0.0%
*   Sevcon, Inc.                                613       4,358       0.0%
*   ShoreTel, Inc.                           54,109     376,599       0.0%
#*  Shutterstock, Inc.                       14,654     988,998       0.0%
*   Sigma Designs, Inc.                      42,077     336,195       0.0%
#*  Silicon Graphics International Corp.     18,836     152,760       0.0%
*   Silicon Laboratories, Inc.               32,884   1,699,116       0.0%
    Skyworks Solutions, Inc.                187,419  17,289,403       0.2%
*   SMTC Corp.                               10,077      15,821       0.0%
*   SolarWinds, Inc.                         45,619   2,225,295       0.0%
    Solera Holdings, Inc.                    66,012   3,202,902       0.0%
#*  Sonus Networks, Inc.                     48,447     383,700       0.0%
#*  Splunk, Inc.                             21,001   1,393,311       0.0%
    SS&C Technologies Holdings, Inc.         80,783   4,860,713       0.1%
*   Stamps.com, Inc.                         13,952     863,489       0.0%
*   StarTek, Inc.                             8,170      67,443       0.0%
#*  Stratasys, Ltd.                          51,731   1,937,326       0.0%
#*  SunEdison, Inc.                         202,582   5,129,376       0.1%
#*  SunPower Corp.                          123,863   3,987,150       0.0%
#*  Super Micro Computer, Inc.               43,745   1,258,544       0.0%
*   support.com, Inc.                        43,901      69,364       0.0%
*   Sykes Enterprises, Inc.                  62,958   1,575,839       0.0%
    Symantec Corp.                          687,524  17,136,536       0.2%
#*  Synaptics, Inc.                          39,243   3,324,667       0.0%
#*  Synchronoss Technologies, Inc.           37,467   1,718,986       0.0%
#   SYNNEX Corp.                             53,612   4,101,318       0.0%
*   Synopsys, Inc.                          103,621   4,857,752       0.1%
#*  Syntel, Inc.                             84,826   3,818,867       0.0%
*   Tableau Software, Inc. Class A           13,760   1,346,278       0.0%
#*  Take-Two Interactive Software, Inc.     164,640   3,901,968       0.0%
#*  Tangoe, Inc.                              5,369      73,448       0.0%
    TE Connectivity, Ltd.                   157,661  10,492,340       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
#*  Tech Data Corp.                          57,153 $ 3,221,715       0.0%
*   TeleCommunication Systems, Inc. Class A  44,803     139,785       0.0%
*   Telenav, Inc.                            35,814     299,405       0.0%
    TeleTech Holdings, Inc.                  43,342   1,124,291       0.0%
#*  Teradata Corp.                          152,771   6,720,396       0.1%
    Teradyne, Inc.                          234,908   4,287,071       0.0%
    Tessco Technologies, Inc.                 6,747     170,497       0.0%
    Tessera Technologies, Inc.               66,806   2,412,365       0.0%
    Texas Instruments, Inc.                 542,814  29,425,947       0.2%
    TheStreet, Inc.                          10,517      18,931       0.0%
*   TiVo, Inc.                               45,837     506,499       0.0%
    Total System Services, Inc.             177,266   7,012,643       0.1%
    Transact Technologies, Inc.               5,192      26,583       0.0%
#*  Travelzoo, Inc.                           2,163      28,422       0.0%
*   Trimble Navigation, Ltd.                 85,222   2,167,195       0.0%
*   Trio Tech International                   1,525       4,285       0.0%
*   TSR, Inc.                                   210         871       0.0%
#*  TTM Technologies, Inc.                  105,543     986,827       0.0%
*   Twitter, Inc.                            47,800   1,862,288       0.0%
#*  Tyler Technologies, Inc.                 26,835   3,272,528       0.0%
#   Ubiquiti Networks, Inc.                  24,335     695,251       0.0%
#*  Ultimate Software Group, Inc. (The)      20,193   3,356,480       0.0%
*   Ultra Clean Holdings, Inc.               25,327     152,215       0.0%
#*  Ultratech, Inc.                          33,873     676,105       0.0%
#*  Unisys Corp.                             67,045   1,459,570       0.0%
*   United Online, Inc.                      16,525     261,591       0.0%
*   Universal Security Instruments, Inc.      1,135       6,668       0.0%
*   Unwired Planet, Inc.                     42,677      25,192       0.0%
*   USA Technologies, Inc.                   15,296      45,888       0.0%
*   Vantiv, Inc. Class A                    173,842   6,797,222       0.1%
#*  VASCO Data Security International, Inc.  17,422     442,867       0.0%
#*  Veeco Instruments, Inc.                  57,214   1,688,385       0.0%
#*  VeriFone Systems, Inc.                  114,510   4,096,023       0.0%
*   Verint Systems, Inc.                     54,712   3,360,958       0.0%
#*  VeriSign, Inc.                           49,085   3,117,388       0.0%
#*  ViaSat, Inc.                             42,415   2,549,990       0.0%
*   Viasystems Group, Inc.                   15,052     267,625       0.0%
    Vicon Industries, Inc.                      600         930       0.0%
*   Video Display Corp.                       3,612       5,526       0.0%
*   Virtusa Corp.                            22,068     878,306       0.0%
    Visa, Inc. Class A                      671,338  44,341,875       0.4%
#   Vishay Intertechnology, Inc.            174,612   2,214,080       0.0%
*   Vishay Precision Group, Inc.             12,209     174,222       0.0%
*   VMware, Inc. Class A                     17,754   1,564,127       0.0%
    Wayside Technology Group, Inc.            2,300      41,055       0.0%
*   Web.com Group, Inc.                      35,473     651,639       0.0%
#*  WebMD Health Corp.                       21,571     952,360       0.0%
*   Westell Technologies, Inc. Class A       44,422      53,306       0.0%
    Western Digital Corp.                   107,221  10,479,781       0.1%
#   Western Union Co. (The)                 362,231   7,346,045       0.1%
#*  WEX, Inc.                                45,083   5,081,305       0.1%
*   Wireless Telecom Group, Inc.              3,316       7,395       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Information Technology -- (Continued)
#*  Workday, Inc. Class A                 19,158 $    1,747,401       0.0%
*   Xcerra Corp.                          47,548        467,397       0.0%
    Xerox Corp.                          951,992     10,947,908       0.1%
    Xilinx, Inc.                         169,838      7,364,176       0.1%
*   XO Group, Inc.                        24,719        401,931       0.0%
*   Yahoo!, Inc.                         344,207     14,651,171       0.1%
#*  Yelp, Inc.                            19,173        755,224       0.0%
*   Zebra Technologies Corp. Class A      42,085      3,875,187       0.0%
#*  Zillow Group, Inc. Class A            13,590      1,326,928       0.0%
#*  Zix Corp.                             44,261        188,552       0.0%
#*  Zynga, Inc. Class A                1,033,488      2,532,046       0.0%
                                                 --------------      ----
Total Information Technology                      2,275,279,687      18.1%
                                                 --------------      ----
Materials -- (4.4%)
#   A Schulman, Inc.                      33,704      1,430,735       0.0%
#*  AEP Industries, Inc.                   4,781        239,528       0.0%
    Air Products & Chemicals, Inc.        72,822     10,444,860       0.1%
    Airgas, Inc.                          72,091      7,301,377       0.1%
#   Albemarle Corp.                      103,673      6,189,278       0.1%
    Alcoa, Inc.                          662,761      8,894,253       0.1%
#   Allegheny Technologies, Inc.         114,782      3,901,440       0.0%
#*  AM Castle & Co.                       20,061         78,639       0.0%
#*  American Biltrite, Inc.                   17          7,225       0.0%
#   American Vanguard Corp.               32,079        349,982       0.0%
#   Ampco-Pittsburgh Corp.                 7,591        121,380       0.0%
#   Aptargroup, Inc.                      84,546      5,247,770       0.1%
    Ashland, Inc.                         49,684      6,278,070       0.1%
    Avery Dennison Corp.                 153,373      8,526,005       0.1%
    Axiall Corp.                          80,004      3,264,163       0.0%
#   Balchem Corp.                         28,958      1,517,978       0.0%
    Ball Corp.                           111,356      8,174,644       0.1%
    Bemis Co., Inc.                      157,575      7,090,875       0.1%
*   Berry Plastics Group, Inc.           144,005      4,927,851       0.0%
*   Boise Cascade Co.                     59,869      2,077,454       0.0%
    Cabot Corp.                           64,308      2,748,524       0.0%
    Calgon Carbon Corp.                   60,301      1,338,079       0.0%
#   Carpenter Technology Corp.            56,975      2,464,169       0.0%
    Celanese Corp. Series A              148,796      9,874,103       0.1%
#*  Century Aluminum Co.                 104,407      1,345,806       0.0%
    CF Industries Holdings, Inc.          74,584     21,440,663       0.2%
#   Chase Corp.                            5,531        198,065       0.0%
*   Chemtura Corp.                       106,726      3,215,654       0.0%
*   Clearwater Paper Corp.                25,713      1,644,861       0.0%
*   Codexis, Inc.                          5,607         24,559       0.0%
#*  Coeur Mining, Inc.                   101,890        531,866       0.0%
    Commercial Metals Co.                177,757      2,950,766       0.0%
#   Compass Minerals International,
      Inc.                                57,485      5,077,650       0.0%
#*  Contango ORE, Inc.                       833          4,090       0.0%
*   Core Molding Technologies, Inc.        6,480        141,782       0.0%
*   Crown Holdings, Inc.                  83,742      4,543,841       0.0%
    Cytec Industries, Inc.               105,125      5,812,361       0.1%
#   Deltic Timber Corp.                    8,812        563,968       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Materials -- (Continued)
    Domtar Corp.                             84,563 $ 3,654,813       0.0%
    Dow Chemical Co. (The)                  551,270  28,114,770       0.2%
    Eagle Materials, Inc.                    54,322   4,529,912       0.0%
    Eastman Chemical Co.                    221,202  16,860,016       0.1%
    Ecolab, Inc.                            113,547  12,714,993       0.1%
    EI du Pont de Nemours & Co.             390,644  28,595,141       0.2%
*   Ferro Corp.                             196,259   2,647,534       0.0%
#*  Flotek Industries, Inc.                  51,317     733,320       0.0%
    FMC Corp.                                85,279   5,057,898       0.0%
    Freeport-McMoRan, Inc.                  536,332  12,480,446       0.1%
    Friedman Industries, Inc.                 5,521      35,506       0.0%
    FutureFuel Corp.                         42,155     458,225       0.0%
#*  General Moly, Inc.                       13,306      10,525       0.0%
    Globe Specialty Metals, Inc.             52,261   1,041,039       0.0%
    Graphic Packaging Holding Co.           529,332   7,463,581       0.1%
#   Greif, Inc. Class A                      27,616   1,125,628       0.0%
#   Greif, Inc. Class B                      14,223     679,859       0.0%
*   Handy & Harman, Ltd.                        900      31,887       0.0%
#   Hawkins, Inc.                             8,896     350,947       0.0%
#   Haynes International, Inc.               15,183     675,188       0.0%
#   HB Fuller Co.                            49,900   2,084,323       0.0%
*   Headwaters, Inc.                         86,658   1,523,448       0.0%
#   Hecla Mining Co.                        247,286     746,804       0.0%
#*  Horsehead Holding Corp.                  84,486   1,263,066       0.0%
    Huntsman Corp.                          414,209   9,547,517       0.1%
    Innophos Holdings, Inc.                  27,755   1,466,574       0.0%
    Innospec, Inc.                           28,468   1,244,052       0.0%
    International Flavors & Fragrances,
      Inc.                                   44,024   5,051,754       0.0%
    International Paper Co.                 235,716  12,662,664       0.1%
#*  Intrepid Potash, Inc.                    65,369     819,074       0.0%
#   Kaiser Aluminum Corp.                    16,078   1,292,189       0.0%
    KapStone Paper and Packaging Corp.      166,135   4,643,473       0.0%
    KMG Chemicals, Inc.                      13,994     409,744       0.0%
    Koppers Holdings, Inc.                   16,567     372,426       0.0%
*   Kraton Performance Polymers, Inc.        37,181     838,060       0.0%
#   Kronos Worldwide, Inc.                   56,104     754,599       0.0%
#*  Louisiana-Pacific Corp.                 196,686   2,997,495       0.0%
#*  LSB Industries, Inc.                     28,903   1,225,776       0.0%
    LyondellBasell Industries NV Class A    195,033  20,189,816       0.2%
#   Martin Marietta Materials, Inc.          50,009   7,133,784       0.1%
    Materion Corp.                           34,576   1,382,694       0.0%
#*  McEwen Mining, Inc.                     136,545     136,545       0.0%
    MeadWestvaco Corp.                      130,601   6,373,329       0.1%
*   Mercer International, Inc.               63,918     914,027       0.0%
#   Minerals Technologies, Inc.              39,274   2,660,028       0.0%
    Monsanto Co.                            241,449  27,515,528       0.2%
    Mosaic Co. (The)                        257,010  11,308,440       0.1%
    Myers Industries, Inc.                   42,795     691,995       0.0%
    Neenah Paper, Inc.                       24,558   1,485,022       0.0%
#   NewMarket Corp.                          13,352   5,967,009       0.1%
    Newmont Mining Corp.                    374,358   9,916,743       0.1%
    Noranda Aluminum Holding Corp.           65,873     220,016       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Materials -- (Continued)
*   Northern Technologies International
      Corp.                                   2,180 $    37,758       0.0%
    Nucor Corp.                             231,376  11,305,031       0.1%
#   Olin Corp.                              116,399   3,437,263       0.0%
#   Olympic Steel, Inc.                      10,794     118,194       0.0%
    OM Group, Inc.                           28,483     855,629       0.0%
*   OMNOVA Solutions, Inc.                   37,968     303,364       0.0%
*   Owens-Illinois, Inc.                    230,455   5,510,179       0.1%
    Packaging Corp. of America               74,381   5,146,421       0.0%
    PH Glatfelter Co.                        56,788   1,408,342       0.0%
*   Platform Specialty Products Corp.        16,420     442,355       0.0%
    PolyOne Corp.                           125,891   4,916,044       0.0%
    PPG Industries, Inc.                     57,557  12,752,329       0.1%
    Praxair, Inc.                           147,009  17,924,807       0.2%
    Quaker Chemical Corp.                    10,595     881,716       0.0%
    Reliance Steel & Aluminum Co.            75,852   4,909,141       0.0%
#*  Rentech, Inc.                           153,569     184,283       0.0%
*   Resolute Forest Products, Inc.            8,001     123,375       0.0%
    Rock-Tenn Co. Class A                   140,470   8,846,801       0.1%
#   Royal Gold, Inc.                         70,710   4,562,916       0.0%
    RPM International, Inc.                 141,199   6,712,601       0.1%
*   RTI International Metals, Inc.           31,979   1,204,009       0.0%
    Schnitzer Steel Industries, Inc.
      Class A                                43,352     755,192       0.0%
    Schweitzer-Mauduit International, Inc.   32,859   1,452,696       0.0%
    Scotts Miracle-Gro Co. (The) Class A     96,566   6,229,473       0.1%
    Sealed Air Corp.                        164,108   7,483,325       0.1%
    Sensient Technologies Corp.              52,285   3,417,348       0.0%
    Sherwin-Williams Co. (The)               40,379  11,225,362       0.1%
    Sigma-Aldrich Corp.                      45,675   6,345,171       0.1%
    Silgan Holdings, Inc.                    96,783   5,213,700       0.1%
    Sonoco Products Co.                     115,551   5,163,974       0.0%
#   Southern Copper Corp.                    73,734   2,402,254       0.0%
    Steel Dynamics, Inc.                    292,222   6,466,873       0.1%
    Stepan Co.                               17,642     898,507       0.0%
#*  Stillwater Mining Co.                   107,140   1,438,890       0.0%
    SunCoke Energy, Inc.                     96,443   1,690,646       0.0%
    Synalloy Corp.                            4,755      70,231       0.0%
#   TimkenSteel Corp.                        40,213   1,173,818       0.0%
*   Trecora Resources                        15,645     187,740       0.0%
    Tredegar Corp.                           13,871     283,939       0.0%
    Tronox, Ltd. Class A                     74,433   1,559,371       0.0%
#   United States Lime & Minerals, Inc.       4,011     264,726       0.0%
#   United States Steel Corp.               226,665   5,444,493       0.1%
#*  Universal Stainless & Alloy Products,
      Inc.                                    5,675     119,175       0.0%
*   US Concrete, Inc.                         9,125     331,238       0.0%
#   Valhi, Inc.                              66,024     431,137       0.0%
    Valspar Corp. (The)                      63,347   5,137,442       0.0%
    Vulcan Materials Co.                     97,143   8,307,669       0.1%
#   Wausau Paper Corp.                       54,673     509,552       0.0%
    Westlake Chemical Corp.                  70,852   5,525,039       0.1%
    Worthington Industries, Inc.             75,774   2,048,171       0.0%
#*  WR Grace & Co.                           62,027   5,999,251       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Materials -- (Continued)
      Zep, Inc.                             15,790 $    313,905       0.0%
                                                   ------------       ---
Total Materials                                     611,556,422       4.9%
                                                   ------------       ---
Other -- (0.0%)
(o)*  Capital Properties, Inc., 5.000%         540          503       0.0%
(o)*  Concord Camera Corp. Escrow Shares       405           --       0.0%
(o)*  Gerber Scientific, Inc. Escrow
        Shares                              15,579           --       0.0%
(o)*  Softbrands, Inc. Escrow Shares         3,200           --       0.0%
                                                   ------------       ---
Total Other                                                 503       0.0%
                                                   ------------       ---
Real Estate Investment Trusts -- (0.1%)
      CareTrust REIT, Inc.                  22,876      285,721       0.0%
#*    Communications Sales & Leasing,
        Inc.                               192,395    5,787,235       0.0%
#     Iron Mountain, Inc.                  224,987    7,759,802       0.1%
#     Lamar Advertising Co. Class A         98,178    5,690,397       0.0%
                                                   ------------       ---
Total Real Estate Investment Trusts                  19,523,155       0.1%
                                                   ------------       ---
Telecommunication Services -- (2.1%)
#*    8x8, Inc.                             51,971      453,707       0.0%
*     Alaska Communications Systems
        Group, Inc.                         30,523       69,592       0.0%
*     Alteva                                 3,521       24,894       0.0%
#     AT&T, Inc.                         3,436,477  119,039,563       1.0%
      Atlantic Tele-Network, Inc.           17,762    1,172,647       0.0%
#*    Boingo Wireless, Inc.                 28,335      234,047       0.0%
      CenturyLink, Inc.                    353,353   12,706,574       0.1%
*     Cincinnati Bell, Inc.                303,108    1,039,660       0.0%
      Cogent Communications Holdings,
        Inc.                                51,104    1,788,129       0.0%
#     Consolidated Communications
        Holdings, Inc.                      63,131    1,330,170       0.0%
#     Frontier Communications Corp.      1,162,352    7,973,735       0.1%
*     General Communication, Inc.
        Class A                             77,662    1,231,719       0.0%
#*    Globalstar, Inc.                      99,907      258,759       0.0%
#     IDT Corp. Class B                     33,572      571,731       0.0%
      Inteliquent, Inc.                     61,115    1,161,796       0.0%
#*    Intelsat SA                            9,450      118,976       0.0%
#*    Iridium Communications, Inc.          57,785      587,674       0.0%
*     Level 3 Communications, Inc.         245,832   13,751,842       0.1%
      Lumos Networks Corp.                  24,438      345,553       0.0%
#     NTELOS Holdings Corp.                 26,667      154,935       0.0%
#*    ORBCOMM, Inc.                         60,828      366,185       0.0%
*     Premiere Global Services, Inc.        55,133      562,908       0.0%
*     SBA Communications Corp. Class A      77,607    8,988,443       0.1%
#     Shenandoah Telecommunications Co.     52,572    1,811,631       0.0%
      Spok Holdings, Inc.                   21,634      407,260       0.0%
#*    Sprint Corp.                         162,623      834,256       0.0%
#*    Straight Path Communications,
        Inc. Class B                         8,024      167,702       0.0%
*     T-Mobile US, Inc.                    101,887    3,468,234       0.0%
      Telephone & Data Systems, Inc.       131,430    3,510,495       0.1%
#*    United States Cellular Corp.          29,939    1,105,647       0.0%
      Verizon Communications, Inc.       2,188,850  110,405,594       0.9%
*     Vonage Holdings Corp.                252,470    1,168,936       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Telecommunication Services -- (Continued)
#   Windstream Holdings, Inc.              160,329 $  1,872,647       0.0%
                                                   ------------       ---
Total Telecommunication Services                    298,685,641       2.4%
                                                   ------------       ---
Utilities -- (2.7%)
    AES Corp.                              386,774    5,124,755       0.1%
    AGL Resources, Inc.                    124,019    6,234,435       0.1%
    ALLETE, Inc.                           57,390     2,886,717       0.0%
    Alliant Energy Corp.                   49,192     2,974,640       0.0%
    Ameren Corp.                           108,147    4,427,538       0.0%
    American Electric Power Co., Inc.      164,646    9,363,418       0.1%
#   American States Water Co.              45,621     1,751,390       0.0%
    American Water Works Co., Inc.         78,492     4,279,384       0.0%
#   Aqua America, Inc.                     210,928    5,657,089       0.1%
#   Artesian Resources Corp. Class A       4,873        104,964       0.0%
    Atmos Energy Corp.                     120,630    6,514,020       0.1%
#   Avista Corp.                           75,634     2,467,181       0.0%
    Black Hills Corp.                      53,421     2,633,121       0.0%
    California Water Service Group         57,300     1,367,751       0.0%
*   Calpine Corp.                          561,574   12,247,929       0.1%
    CenterPoint Energy, Inc.               194,478    4,078,204       0.0%
#   Chesapeake Utilities Corp.             16,986       811,591       0.0%
    Cleco Corp.                            66,034     3,588,948       0.0%
    CMS Energy Corp.                       119,734    4,062,575       0.0%
#   Connecticut Water Service, Inc.        11,399       410,364       0.0%
#   Consolidated Edison, Inc.              136,743    8,416,532       0.1%
#   Consolidated Water Co., Ltd.           12,219       146,750       0.0%
#   Delta Natural Gas Co., Inc.            3,458         68,123       0.0%
    Dominion Resources, Inc.               202,637   14,525,020       0.1%
    DTE Energy Co.                         82,017     6,531,014       0.1%
#   Duke Energy Corp.                      246,691   19,135,821       0.2%
*   Dynegy, Inc.                           136,494    4,541,155       0.0%
    Edison International                   100,710    6,137,267       0.1%
    El Paso Electric Co.                   49,095     1,826,825       0.0%
    Empire District Electric Co. (The)     50,729     1,195,683       0.0%
#   Entergy Corp.                          82,483     6,366,038       0.1%
#   Eversource Energy                      147,019    7,168,646       0.1%
#   Exelon Corp.                           289,697    9,855,492       0.1%
    FirstEnergy Corp.                      193,275    6,940,505       0.1%
    Gas Natural, Inc.                      3,269         32,690       0.0%
    Genie Energy, Ltd. Class B             16,745       238,449       0.0%
    Great Plains Energy, Inc.              184,391    4,827,356       0.0%
    Hawaiian Electric Industries, Inc.     99,816     3,124,241       0.0%
#   IDACORP, Inc.                          59,775     3,606,226       0.0%
    Integrys Energy Group, Inc.            68,043     4,973,943       0.1%
    ITC Holdings Corp.                     186,262    6,705,432       0.1%
#   Laclede Group, Inc. (The)              51,687     2,684,106       0.0%
#   MDU Resources Group, Inc.              141,874    3,162,371       0.0%
    MGE Energy, Inc.                       40,891     1,696,159       0.0%
#   Middlesex Water Co.                    13,098       298,241       0.0%
#   National Fuel Gas Co.                  94,417     6,085,176       0.1%
    New Jersey Resources Corp.             101,296    3,090,541       0.0%
    NextEra Energy, Inc.                   153,863   15,529,393       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE+      OF NET ASSETS**
                                        ------- --------------- ---------------
Utilities -- (Continued)
       NiSource, Inc.                   140,683 $     6,108,456       0.1%
#      Northwest Natural Gas Co.         31,579       1,474,739       0.0%
       NorthWestern Corp.                55,762       2,904,643       0.0%
#      NRG Energy, Inc.                 165,040       4,165,610       0.0%
#      NRG Yield, Inc. Class A           40,707       2,002,784       0.0%
       OGE Energy Corp.                  90,215       2,948,226       0.0%
#      ONE Gas, Inc.                     60,929       2,557,190       0.0%
#      Ormat Technologies, Inc.          33,366       1,220,862       0.0%
#      Otter Tail Corp.                  42,669       1,276,230       0.0%
       Pattern Energy Group, Inc.         3,733         108,182       0.0%
       Pepco Holdings, Inc.              86,562       2,248,881       0.0%
       PG&E Corp.                       159,463       8,438,782       0.1%
       Piedmont Natural Gas Co., Inc.    93,156       3,487,761       0.0%
       Pinnacle West Capital Corp.       49,314       3,018,017       0.0%
       PNM Resources, Inc.               94,743       2,631,961       0.0%
#      Portland General Electric Co.     92,498       3,252,230       0.0%
       PPL Corp.                        215,070       7,318,832       0.1%
       Public Service Enterprise
         Group, Inc.                    166,102       6,899,877       0.1%
       Questar Corp.                    209,116       4,901,679       0.0%
       RGC Resources, Inc.                1,530          31,977       0.0%
#      SCANA Corp.                       63,444       3,361,263       0.0%
       Sempra Energy                     78,758       8,361,737       0.1%
       SJW Corp.                         23,084         675,207       0.0%
#      South Jersey Industries, Inc.     39,466       2,081,832       0.0%
#      Southern Co. (The)               312,824      13,858,103       0.1%
       Southwest Gas Corp.               54,836       3,015,980       0.0%
#      TECO Energy, Inc.                280,733       5,319,890       0.1%
       UGI Corp.                        241,588       8,409,678       0.1%
#      UIL Holdings Corp.                64,511       3,217,809       0.0%
       Unitil Corp.                      17,689         604,964       0.0%
#      Vectren Corp.                     98,737       4,262,476       0.0%
#      Westar Energy, Inc.              156,362       5,887,029       0.1%
#      WGL Holdings, Inc.                59,847       3,292,183       0.0%
#      Wisconsin Energy Corp.           100,160       4,919,859       0.0%
       Xcel Energy, Inc.                235,616       7,989,739       0.1%
#      York Water Co. (The)              10,442         262,721       0.0%
                                                ---------------      ----
Total Utilities                                     372,412,598       3.0%
                                                ---------------      ----
TOTAL COMMON STOCKS                              12,552,426,551      99.9%
                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(o)*   Enron TOPRS Escrow Shares            666              --       0.0%
                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Capital Bank Corp. Contingent
         Value Rights                       988              --       0.0%
(o)*   Community Health Systems, Inc.
         Rights 01/04/16                216,226           3,481       0.0%
(o)*   Furiex Pharmaceuticals
         Contingent Value Rights          6,234          60,906       0.0%
(o)*   Leap Wireless International,
         Inc. Contingent Value Rights    51,554         129,916       0.0%
(o)#*  Magnum Hunter Resources Corp.
         Warrants 04/15/16               12,563              --       0.0%
(o)*   Safeway Casa Ley Contingent
         Value Rights                   213,913         217,101       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                    SHARES          VALUE+      OF NET ASSETS**
                                  -----------   --------------- ---------------
(o)*  Safeway PDC, LLC
        Contingent Value Rights       213,913   $        10,439        0.0%
                                                ---------------      -----
TOTAL RIGHTS/WARRANTS                                   421,843        0.0%
                                                ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional
        Liquid Reserves, 0.098%    38,403,710        38,403,710        0.3%
                                                ---------------      -----
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@ DFA Short Term Investment
  Fund                            114,587,368     1,325,775,850       10.6%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,237,749,459)                        $13,917,027,954      110.8%
                                                ===============      =====

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
 Common Stocks
    Consumer
      Discretionary      $ 1,965,262,966             --   --    $ 1,965,262,966
    Consumer Staples         954,940,982             --   --        954,940,982
    Energy                   996,917,477             --   --        996,917,477
    Financials             1,796,213,641 $            1   --      1,796,213,642
    Health Care            1,532,839,306             --   --      1,532,839,306
    Industrials            1,728,794,172             --   --      1,728,794,172
    Information
      Technology           2,275,279,687             --   --      2,275,279,687
    Materials                611,556,422             --   --        611,556,422
    Other                             --            503   --                503
    Real Estate
      Investment Trusts       19,523,155             --   --         19,523,155
    Telecommunication
      Services               298,685,641             --   --        298,685,641
    Utilities                372,412,598             --   --        372,412,598
 Preferred Stocks
    Other                             --             --   --                 --
 Rights/Warrants                      --        421,843   --            421,843
 Temporary Cash
   Investments                38,403,710             --   --         38,403,710
 Securities Lending
   Collateral                         --  1,325,775,850   --      1,325,775,850
                         --------------- --------------   --    ---------------
 TOTAL                   $12,590,829,757 $1,326,198,197   --    $13,917,027,954
                         =============== ==============   ==    ===============

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (89.9%)

Consumer Discretionary -- (13.7%)
#*  1-800-Flowers.com, Inc. Class A          80,092 $   846,572       0.0%
    A. H. Belo Corp. Class A                 28,956     193,716       0.0%
    Aaron's, Inc.                           152,725   5,192,650       0.0%
#   Abercrombie & Fitch Co. Class A         123,708   2,780,956       0.0%
    Advance Auto Parts, Inc.                 32,852   4,697,836       0.0%
#*  Aeropostale, Inc.                       130,833     404,274       0.0%
#*  AG&E Holdings, Inc.                       4,482       3,451       0.0%
*   Amazon.com, Inc.                         65,880  27,786,866       0.2%
*   Ambassadors Group, Inc.                  23,469      67,356       0.0%
    AMC Entertainment Holdings,
      Inc. Class A                           14,491     435,599       0.0%
#*  AMC Networks, Inc. Class A               56,173   4,237,691       0.0%
    AMCON Distributing Co.                      668      52,872       0.0%
#*  America's Car-Mart, Inc.                 18,481     948,815       0.0%
*   American Axle & Manufacturing
      Holdings, Inc.                        128,822   3,211,532       0.0%
#   American Eagle Outfitters, Inc.         360,468   5,735,046       0.0%
*   American Public Education, Inc.          34,734     968,731       0.0%
*   ANN, Inc.                               176,949   6,699,289       0.1%
*   Apollo Education Group, Inc. Class A    306,618   5,146,583       0.0%
    Aramark                                 283,646   8,716,442       0.1%
    Arctic Cat, Inc.                         25,197     894,242       0.0%
    Ark Restaurants Corp.                     4,916     120,393       0.0%
*   Asbury Automotive Group, Inc.            94,989   7,981,926       0.1%
*   Ascena Retail Group, Inc.               282,768   4,238,692       0.0%
#*  Ascent Capital Group, Inc. Class A       21,275     851,851       0.0%
#   Autoliv, Inc.                            88,035  10,451,515       0.1%
*   AutoNation, Inc.                        144,535   8,896,129       0.1%
*   AutoZone, Inc.                           10,328   6,947,232       0.1%
*   Ballantyne Strong, Inc.                  17,770      83,164       0.0%
#*  Barnes & Noble, Inc.                    186,016   4,073,750       0.0%
    Bassett Furniture Industries, Inc.       14,448     407,723       0.0%
    Beasley Broadcast Group, Inc. Class A     8,562      41,526       0.0%
#*  Beazer Homes USA, Inc.                   22,402     392,259       0.0%
#   bebe stores, Inc.                       156,596     518,333       0.0%
#*  Bed Bath & Beyond, Inc.                 268,974  18,951,908       0.1%
*   Belmond, Ltd. Class A                   174,574   2,150,752       0.0%
    Best Buy Co., Inc.                      489,982  16,977,876       0.1%
    Big 5 Sporting Goods Corp.               46,629     636,020       0.0%
#   Big Lots, Inc.                          163,831   7,465,779       0.1%
*   Biglari Holdings, Inc.                    4,403   1,609,341       0.0%
*   BJ's Restaurants, Inc.                   65,509   3,065,821       0.0%
    Bloomin' Brands, Inc.                   248,832   5,638,533       0.0%
#*  Blue Nile, Inc.                          16,470     448,149       0.0%
*   Blyth, Inc.                              24,520     188,314       0.0%
    Bob Evans Farms, Inc.                    57,048   2,454,205       0.0%
#   Bon-Ton Stores, Inc. (The)               26,063     186,872       0.0%
*   Books-A-Million, Inc.                    20,408      58,571       0.0%
    BorgWarner, Inc.                        228,258  13,512,874       0.1%
    Bowl America, Inc. Class A                3,937      57,323       0.0%
#*  Boyd Gaming Corp.                        77,977   1,029,296       0.0%
*   Bravo Brio Restaurant Group, Inc.        38,941     573,601       0.0%
#*  Bridgepoint Education, Inc.              71,667     628,520       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Bright Horizons Family Solutions,
      Inc.                                  34,985 $  1,759,046       0.0%
#   Brinker International, Inc.             80,912    4,480,097       0.0%
    Brown Shoe Co., Inc.                    96,473    2,865,248       0.0%
#   Brunswick Corp.                        173,896    8,701,756       0.1%
#   Buckle, Inc. (The)                      38,775    1,737,120       0.0%
#*  Buffalo Wild Wings, Inc.                40,317    6,422,498       0.1%
*   Build-A-Bear Workshop, Inc.             33,264      613,056       0.0%
*   Burlington Stores, Inc.                 66,034    3,405,373       0.0%
#*  Cabela's, Inc.                         122,786    6,475,734       0.1%
#   Cablevision Systems Corp. Class A      202,674    4,049,427       0.0%
#   Callaway Golf Co.                      148,380    1,436,318       0.0%
*   Cambium Learning Group, Inc.            82,206      243,330       0.0%
*   Canterbury Park Holding Corp.            5,270       54,544       0.0%
    Capella Education Co.                   34,146    1,844,908       0.0%
*   Career Education Corp.                 150,972      634,082       0.0%
#*  CarMax, Inc.                           189,735   12,922,851       0.1%
*   Carmike Cinemas, Inc.                   44,598    1,345,968       0.0%
    Carnival Corp.                         153,190    6,735,764       0.1%
#   Carriage Services, Inc.                 32,593      770,499       0.0%
*   Carrols Restaurant Group, Inc.          52,820      477,493       0.0%
    Carter's, Inc.                          81,951    8,183,627       0.1%
    Cato Corp. (The) Class A                70,407    2,769,811       0.0%
*   Cavco Industries, Inc.                  16,055    1,052,726       0.0%
#   CBS Corp. Class A                       14,126      911,692       0.0%
    CBS Corp. Class B                      287,701   17,874,863       0.1%
#*  Central European Media Enterprises,
      Ltd. Class A                          18,678       51,364       0.0%
#*  Charles & Colvard, Ltd.                 29,159       37,324       0.0%
*   Charter Communications, Inc. Class A    48,366    9,047,344       0.1%
#   Cheesecake Factory, Inc. (The)         187,868    9,417,823       0.1%
    Cherokee, Inc.                           8,005      173,708       0.0%
#   Chico's FAS, Inc.                      354,714    5,980,478       0.0%
#   Children's Place, Inc. (The)            44,997    2,729,518       0.0%
*   Chipotle Mexican Grill, Inc.            12,522    7,780,419       0.1%
    Choice Hotels International, Inc.       53,406    3,197,417       0.0%
*   Christopher & Banks Corp.               66,361      394,184       0.0%
    Churchill Downs, Inc.                   29,902    3,563,421       0.0%
#*  Chuy's Holdings, Inc.                    3,487       78,876       0.0%
#*  Cinedigm Corp.                          83,923       69,656       0.0%
    Cinemark Holdings, Inc.                227,575    9,701,522       0.1%
*   Citi Trends, Inc.                       31,215      711,078       0.0%
    Clear Channel Outdoor Holdings,
      Inc. Class A                          55,873      635,835       0.0%
#   ClubCorp Holdings, Inc.                 12,276      268,722       0.0%
#   Coach, Inc.                            119,407    4,562,541       0.0%
*   Coast Distribution System, Inc.
      (The)                                  1,760        6,424       0.0%
#   Collectors Universe, Inc.                8,599      198,035       0.0%
#   Columbia Sportswear Co.                109,215    6,847,780       0.1%
    Comcast Corp. Class A                1,784,110  103,050,194       0.7%
#   Comcast Corp. Special Class A          385,806   22,218,568       0.2%
#*  Conn's, Inc.                            56,833    1,589,619       0.0%
    Cooper Tire & Rubber Co.               192,743    8,189,650       0.1%
#*  Cooper-Standard Holding, Inc.              292       17,818       0.0%
    Core-Mark Holding Co., Inc.             48,865    2,575,674       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Cracker Barrel Old Country Store, Inc.   61,479 $ 8,144,738       0.1%
#*  Crocs, Inc.                             168,395   2,222,814       0.0%
*   Crown Media Holdings, Inc. Class A       51,149     191,809       0.0%
    CSS Industries, Inc.                      8,600     243,724       0.0%
    CST Brands, Inc.                        206,149   8,598,475       0.1%
    Culp, Inc.                               20,198     522,118       0.0%
#*  Cumulus Media, Inc. Class A             140,245     319,759       0.0%
#   Dana Holding Corp.                      464,727  10,024,161       0.1%
#   Darden Restaurants, Inc.                144,641   9,223,757       0.1%
#*  Deckers Outdoor Corp.                    70,088   5,186,512       0.0%
*   Del Frisco's Restaurant Group, Inc.      27,506     554,796       0.0%
    Delphi Automotive P.L.C.                 56,634   4,700,622       0.0%
#*  Delta Apparel, Inc.                      15,491     190,075       0.0%
*   Denny's Corp.                            70,027     728,981       0.0%
    Destination Maternity Corp.              23,762     280,154       0.0%
#*  Destination XL Group, Inc.               82,498     401,765       0.0%
#   DeVry Education Group, Inc.             122,020   3,689,885       0.0%
*   DGSE Cos., Inc.                           8,710      11,323       0.0%
*   Diamond Resorts International, Inc.      34,382   1,100,568       0.0%
    Dick's Sporting Goods, Inc.             110,412   5,990,955       0.1%
    Dillard's, Inc. Class A                 107,291  14,118,423       0.1%
    DineEquity, Inc.                         73,538   7,091,269       0.1%
*   DIRECTV                                 110,916  10,060,636       0.1%
*   Discovery Communications, Inc.          104,165   3,148,908       0.0%
#*  Discovery Communications, Inc. Class A   38,327   1,240,262       0.0%
*   Discovery Communications, Inc. Class B    1,502      48,289       0.0%
*   DISH Network Corp. Class A               42,243   2,858,161       0.0%
#*  Dixie Group, Inc. (The)                  15,615     153,495       0.0%
    Dollar General Corp.                    307,976  22,392,935       0.2%
*   Dollar Tree, Inc.                        91,616   7,000,379       0.1%
#   Domino's Pizza, Inc.                     57,309   6,180,776       0.1%
#*  Dorman Products, Inc.                    68,724   3,218,345       0.0%
    Dover Motorsports, Inc.                   9,156      22,341       0.0%
    DR Horton, Inc.                         289,605   7,355,967       0.1%
#*  DreamWorks Animation SKG, Inc. Class A  131,995   3,439,790       0.0%
    Drew Industries, Inc.                    65,580   3,716,419       0.0%
    DSW, Inc. Class A                       143,702   5,212,072       0.0%
#   Dunkin' Brands Group, Inc.              158,078   8,237,445       0.1%
    Educational Development Corp.             3,809      16,112       0.0%
*   Eldorado Resorts, Inc.                   20,339     143,390       0.0%
#   Emerson Radio Corp.                      26,350      36,627       0.0%
*   Emmis Communications Corp. Class A        5,500       7,425       0.0%
*   Entercom Communications Corp. Class A    43,742     519,655       0.0%
#   Entravision Communications
      Corp. Class A                         151,640     991,726       0.0%
    Escalade, Inc.                           12,111     217,877       0.0%
#   Ethan Allen Interiors, Inc.              60,304   1,460,563       0.0%
*   EVINE Live, Inc.                         82,152     489,626       0.0%
#   EW Scripps Co. (The) Class A            113,805   2,650,518       0.0%
    Expedia, Inc.                            65,285   6,151,806       0.1%
*   Express, Inc.                           103,187   1,681,948       0.0%
    Family Dollar Stores, Inc.               38,461   3,005,343       0.0%
#*  Famous Dave's Of America, Inc.           10,924     308,057       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*    Federal-Mogul Holdings Corp.          149,931 $ 1,934,110       0.0%
*     Fiesta Restaurant Group, Inc.          40,900   2,067,495       0.0%
      Finish Line, Inc. (The) Class A       108,260   2,655,618       0.0%
#*    Five Below, Inc.                       84,162   2,837,943       0.0%
#     Flanigan's Enterprises, Inc.            1,000      29,080       0.0%
      Flexsteel Industries, Inc.              7,812     281,310       0.0%
#     Foot Locker, Inc.                     255,692  15,200,889       0.1%
      Ford Motor Co.                      3,328,070  52,583,506       0.4%
#*    Fossil Group, Inc.                     79,097   6,642,566       0.1%
*     Fox Factory Holding Corp.              12,040     183,249       0.0%
#*    Francesca's Holdings Corp.             51,420     870,541       0.0%
#     Fred's, Inc. Class A                   71,994   1,214,539       0.0%
      Frisch's Restaurants, Inc.              7,545     215,523       0.0%
#*    FTD Cos., Inc.                         40,466   1,154,900       0.0%
#*    Fuel Systems Solutions, Inc.           39,545     438,949       0.0%
*     Full House Resorts, Inc.               19,925      29,888       0.0%
#*    G-III Apparel Group, Ltd.              55,797   6,203,510       0.1%
#*    Gaiam, Inc. Class A                    18,959     124,371       0.0%
#     GameStop Corp. Class A                310,866  11,980,776       0.1%
*     Gaming Partners International Corp.     8,266      91,587       0.0%
      Gannett Co., Inc.                     320,851  11,011,606       0.1%
      Gap, Inc. (The)                       167,853   6,653,693       0.1%
#     Garmin, Ltd.                          135,206   6,109,959       0.1%
*     Geeknet, Inc.                           7,665      68,985       0.0%
      General Motors Co.                    829,997  29,099,695       0.2%
*     Genesco, Inc.                          46,125   3,117,589       0.0%
#     Gentex Corp.                          551,453   9,567,710       0.1%
#*    Gentherm, Inc.                         76,064   4,010,855       0.0%
      Genuine Parts Co.                      71,003   6,379,620       0.1%
      GNC Holdings, Inc. Class A            184,871   7,958,697       0.1%
      Goodyear Tire & Rubber Co. (The)      322,102   9,136,423       0.1%
*     Gordmans Stores, Inc.                  12,089      88,008       0.0%
      Graham Holdings Co. Class B            11,115  11,369,867       0.1%
#*    Grand Canyon Education, Inc.          102,184   4,626,892       0.0%
*     Gray Television, Inc.                 138,759   1,839,944       0.0%
*     Gray Television, Inc. Class A           3,160      36,340       0.0%
#     Group 1 Automotive, Inc.               65,934   5,207,467       0.0%
#*    Groupon, Inc.                         282,840   1,957,253       0.0%
#     Guess?, Inc.                          135,741   2,485,418       0.0%
#     H&R Block, Inc.                       123,489   3,734,307       0.0%
      Hanesbrands, Inc.                     188,700   5,864,796       0.0%
      Harley-Davidson, Inc.                 131,482   7,390,603       0.1%
      Harman International Industries,
        Inc.                                 37,594   4,901,506       0.0%
      Harte-Hanks, Inc.                     103,801     704,809       0.0%
#     Hasbro, Inc.                           46,885   3,318,989       0.0%
      Haverty Furniture Cos., Inc.           37,124     796,681       0.0%
      Haverty Furniture Cos., Inc.
        Class A                               2,523      54,244       0.0%
*     Helen of Troy, Ltd.                    53,869   4,719,463       0.0%
*     Here Media, Inc.                          300          --       0.0%
(o)*  Here Media, Inc. Special Shares           300          --       0.0%
#*    hhgregg, Inc.                          53,331     305,053       0.0%
#*    Hibbett Sports, Inc.                   40,973   1,917,536       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Hilton Worldwide Holdings, Inc.          28,331 $   820,466       0.0%
    Home Depot, Inc. (The)                  286,801  30,681,971       0.2%
    Hooker Furniture Corp.                   16,557     421,376       0.0%
#*  Houghton Mifflin Harcourt Co.            35,544     812,536       0.0%
#*  Hovnanian Enterprises, Inc. Class A     102,044     318,377       0.0%
    HSN, Inc.                                82,540   5,152,147       0.0%
#*  Hyatt Hotels Corp. Class A               31,138   1,807,561       0.0%
#*  Iconix Brand Group, Inc.                111,831   2,942,274       0.0%
*   International Game Technology P.L.C.     40,473     824,030       0.0%
#   International Speedway Corp. Class A     55,562   2,020,234       0.0%
    Interpublic Group of Cos., Inc. (The)   455,767   9,498,184       0.1%
#   Interval Leisure Group, Inc.            101,731   2,521,911       0.0%
#*  iRobot Corp.                             51,251   1,661,557       0.0%
*   Isle of Capri Casinos, Inc.              34,965     497,202       0.0%
#*  ITT Educational Services, Inc.           15,300      80,784       0.0%
    Jack in the Box, Inc.                   107,924   9,364,565       0.1%
#*  JAKKS Pacific, Inc.                      27,534     183,652       0.0%
#*  Jamba, Inc.                              21,376     336,886       0.0%
*   Jarden Corp.                            211,444  10,821,704       0.1%
#*  JC Penney Co., Inc.                     365,889   3,036,879       0.0%
    John Wiley & Sons, Inc. Class A         109,964   6,254,752       0.1%
    John Wiley & Sons, Inc. Class B           7,502     425,663       0.0%
    Johnson Controls, Inc.                  379,576  19,123,039       0.1%
    Johnson Outdoors, Inc. Class A           19,561     616,171       0.0%
*   Journal Media Group, Inc.                33,171     308,159       0.0%
*   K12, Inc.                                67,095   1,084,926       0.0%
#*  Kate Spade & Co.                         93,137   3,045,580       0.0%
#   KB Home                                 120,600   1,747,494       0.0%
#*  Kirkland's, Inc.                         37,991     901,906       0.0%
#   Kohl's Corp.                            290,745  20,831,879       0.2%
*   Kona Grill, Inc.                         11,997     291,047       0.0%
    Koss Corp.                                4,495      10,204       0.0%
#*  Krispy Kreme Doughnuts, Inc.            113,297   2,016,687       0.0%
    L Brands, Inc.                           88,844   7,939,100       0.1%
    La-Z-Boy, Inc.                          103,349   2,708,777       0.0%
*   Lakeland Industries, Inc.                 7,818      72,082       0.0%
#*  Lands' End, Inc.                         37,689   1,107,303       0.0%
#   Las Vegas Sands Corp.                    86,731   4,586,335       0.0%
*   Lazare Kaplan International, Inc.         3,667       5,776       0.0%
*   LeapFrog Enterprises, Inc.              109,184     246,756       0.0%
    Lear Corp.                               99,491  11,046,486       0.1%
*   Learning Tree International, Inc.        16,482      19,449       0.0%
#*  Lee Enterprises, Inc.                    46,810     140,430       0.0%
#   Leggett & Platt, Inc.                   183,088   7,775,747       0.1%
#   Lennar Corp. Class A                    134,797   6,173,703       0.1%
    Lennar Corp. Class B                     29,753   1,086,877       0.0%
    Libbey, Inc.                             97,178   3,823,954       0.0%
*   Liberty Broadband Corp.(530307206)        1,306      71,830       0.0%
*   Liberty Broadband Corp.(530307305)       86,969   4,718,938       0.0%
*   Liberty Broadband Corp. Class A          31,759   1,722,608       0.0%
*   Liberty Interactive Corp. Class A       471,654  13,564,769       0.1%
*   Liberty Interactive Corp. Class B        11,086     317,392       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Liberty Media Corp.                     195,276 $ 7,410,724       0.1%
*   Liberty Media Corp. Class A              95,152   3,651,934       0.0%
*   Liberty Media Corp. Class B               5,224     203,788       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                               122,397   3,636,415       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class B                                 1,138      48,433       0.0%
*   Liberty Ventures Series A               243,958  10,168,169       0.1%
*   Liberty Ventures Series B                 2,714     113,581       0.0%
*   Life Time Fitness, Inc.                  85,903   6,142,064       0.1%
#   Lifetime Brands, Inc.                    20,096     292,397       0.0%
#   Lincoln Educational Services Corp.       32,420      71,324       0.0%
#   Lions Gate Entertainment Corp.          100,618   3,120,164       0.0%
    Lithia Motors, Inc. Class A              67,357   6,717,514       0.1%
*   Live Nation Entertainment, Inc.         401,206  10,054,222       0.1%
*   LKQ Corp.                               376,352  10,187,849       0.1%
*   Loral Space & Communications, Inc.       30,095   2,076,555       0.0%
    Lowe's Cos., Inc.                       331,612  22,834,802       0.2%
*   Luby's, Inc.                             35,781     189,639       0.0%
#*  Lululemon Athletica, Inc.                38,021   2,419,656       0.0%
#*  Lumber Liquidators Holdings, Inc.        34,916     959,841       0.0%
#*  M/I Homes, Inc.                          54,950   1,239,672       0.0%
#   Macy's, Inc.                            237,533  15,351,758       0.1%
#*  Madison Square Garden Co. (The) Class A 150,793  12,108,678       0.1%
    Marcus Corp. (The)                       30,027     581,623       0.0%
    Marine Products Corp.                    47,094     334,367       0.0%
*   MarineMax, Inc.                          49,791   1,099,385       0.0%
#   Marriott International, Inc. Class A     81,920   6,557,696       0.1%
    Marriott Vacations Worldwide Corp.       55,511   4,563,559       0.0%
#*  Martha Stewart Living Omnimedia, Inc.
      Class A                                60,321     331,765       0.0%
#   Mattel, Inc.                            165,431   4,658,537       0.0%
#*  Mattress Firm Holding Corp.              10,007     591,214       0.0%
#*  McClatchy Co. (The) Class A             119,920     166,689       0.0%
    McDonald's Corp.                        283,387  27,361,015       0.2%
#   MDC Holdings, Inc.                      143,221   3,844,052       0.0%
*   Media General, Inc.                      74,711   1,261,869       0.0%
    Men's Wearhouse, Inc. (The)              88,465   5,006,234       0.0%
#   Meredith Corp.                           85,643   4,456,862       0.0%
#*  Meritage Homes Corp.                    102,160   4,369,383       0.0%
#*  MGM Resorts International               515,607  10,905,088       0.1%
#*  Michael Kors Holdings, Ltd.              79,727   4,931,912       0.0%
*   Modine Manufacturing Co.                109,929   1,351,027       0.0%
*   Mohawk Industries, Inc.                  56,831   9,860,178       0.1%
*   Monarch Casino & Resort, Inc.            27,593     504,952       0.0%
#   Monro Muffler Brake, Inc.                67,634   4,050,600       0.0%
    Morningstar, Inc.                        26,691   2,025,580       0.0%
#*  Motorcar Parts of America, Inc.          32,728     956,639       0.0%
#   Movado Group, Inc.                       33,112     969,519       0.0%
*   Murphy USA, Inc.                        126,810   8,284,497       0.1%
    NACCO Industries, Inc. Class A           10,705     524,331       0.0%
    Nathan's Famous, Inc.                     7,706     317,025       0.0%
    National CineMedia, Inc.                 93,299   1,421,877       0.0%
*   Nautilus, Inc.                           93,854   1,577,686       0.0%
*   Netflix, Inc.                             7,841   4,363,516       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Nevada Gold & Casinos, Inc.               1,100 $     1,848       0.0%
*   New York & Co., Inc.                    111,142     281,189       0.0%
#   New York Times Co. (The) Class A        270,640   3,623,870       0.0%
    Newell Rubbermaid, Inc.                 100,525   3,833,018       0.0%
*   News Corp. Class A                      344,974   5,443,690       0.0%
*   News Corp. Class B                      129,824   2,021,360       0.0%
    Nexstar Broadcasting Group, Inc.
      Class A                                55,212   3,227,694       0.0%
    NIKE, Inc. Class B                      114,364  11,303,738       0.1%
*   Nobility Homes, Inc.                      2,557      29,086       0.0%
    Nordstrom, Inc.                          89,112   6,733,303       0.1%
*   Norwegian Cruise Line Holdings, Ltd.    115,422   5,599,121       0.0%
#   Nutrisystem, Inc.                        61,753   1,176,395       0.0%
*   NVR, Inc.                                 6,499   8,620,859       0.1%
*   O'Reilly Automotive, Inc.                73,392  15,986,979       0.1%
#*  Office Depot, Inc.                    1,179,442  10,874,455       0.1%
#   Omnicom Group, Inc.                     114,104   8,644,519       0.1%
*   Orbitz Worldwide, Inc.                  187,819   2,201,239       0.0%
#   Outerwall, Inc.                          48,358   3,212,422       0.0%
#*  Overstock.com, Inc.                      21,548     462,636       0.0%
    Oxford Industries, Inc.                  45,655   3,627,290       0.0%
*   P&F Industries, Inc. Class A              2,869      18,649       0.0%
#*  Pacific Sunwear of California, Inc.      84,041     176,486       0.0%
#*  Panera Bread Co. Class A                 40,429   7,377,484       0.1%
#   Papa John's International, Inc.          72,472   4,447,607       0.0%
#*  Penn National Gaming, Inc.              105,412   1,695,025       0.0%
    Penske Automotive Group, Inc.           198,429   9,685,319       0.1%
#*  Pep Boys-Manny, Moe & Jack (The)        105,811     969,229       0.0%
*   Perfumania Holdings, Inc.                 6,982      38,122       0.0%
*   Perry Ellis International, Inc.          25,247     603,908       0.0%
#   PetMed Express, Inc.                     32,127     508,570       0.0%
#   Pier 1 Imports, Inc.                    145,332   1,838,450       0.0%
*   Pinnacle Entertainment, Inc.             76,630   2,816,919       0.0%
#   Polaris Industries, Inc.                 30,288   4,148,244       0.0%
    Pool Corp.                               68,372   4,436,659       0.0%
*   Popeyes Louisiana Kitchen, Inc.          42,369   2,359,106       0.0%
*   Priceline Group, Inc. (The)               8,727  10,802,368       0.1%
    PulteGroup, Inc.                        432,738   8,351,843       0.1%
#   PVH Corp.                                55,641   5,750,497       0.0%
*   QEP Co., Inc.                               670      10,991       0.0%
#*  Quiksilver, Inc.                        280,118     464,996       0.0%
#*  Radio One, Inc. Class D                  33,982     121,316       0.0%
    Ralph Lauren Corp.                       55,978   7,468,025       0.1%
*   RCI Hospitality Holdings, Inc.           15,909     181,204       0.0%
*   Reading International, Inc. Class A      14,293     190,383       0.0%
*   Reading International, Inc. Class B         300       4,388       0.0%
#*  Red Lion Hotels Corp.                    26,248     183,736       0.0%
*   Red Robin Gourmet Burgers, Inc.          40,098   3,010,959       0.0%
#   Regal Entertainment Group Class A       121,059   2,663,298       0.0%
*   Regis Corp.                              95,455   1,576,917       0.0%
    Remy International, Inc.                 24,301     540,697       0.0%
#   Rent-A-Center, Inc.                     103,534   3,064,606       0.0%
#*  Rentrak Corp.                            11,567     548,276       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Restoration Hardware Holdings, Inc.      40,907 $ 3,524,956       0.0%
    Rocky Brands, Inc.                        9,495     213,068       0.0%
    Ross Stores, Inc.                        93,490   9,244,291       0.1%
#   Royal Caribbean Cruises, Ltd.           237,748  16,181,129       0.1%
#*  Ruby Tuesday, Inc.                      116,851     850,675       0.0%
    Ruth's Hospitality Group, Inc.          104,854   1,525,626       0.0%
    Ryland Group, Inc. (The)                 69,112   2,848,797       0.0%
#   Saga Communications, Inc. Class A         5,094     203,709       0.0%
    Salem Media Group, Inc. Class A          21,782     106,296       0.0%
*   Sally Beauty Holdings, Inc.             146,660   4,577,259       0.0%
#   Scholastic Corp.                         39,002   1,585,041       0.0%
#*  Scientific Games Corp. Class A           72,699     921,096       0.0%
#   Scripps Networks Interactive, Inc.
      Class A                                44,366   3,099,409       0.0%
#*  Sears Holdings Corp.                    123,245   4,922,405       0.0%
#   SeaWorld Entertainment, Inc.             71,042   1,506,090       0.0%
*   Select Comfort Corp.                    125,322   3,862,424       0.0%
#   Service Corp. International             480,307  13,294,898       0.1%
#*  Shiloh Industries, Inc.                  29,724     345,690       0.0%
    Shoe Carnival, Inc.                      36,498     952,963       0.0%
#*  Shutterfly, Inc.                         66,497   2,976,406       0.0%
    Signet Jewelers, Ltd.                   107,218  14,381,150       0.1%
#   Sinclair Broadcast Group, Inc. Class A  129,776   3,976,337       0.0%
#*  Sirius XM Holdings, Inc.                506,337   2,000,031       0.0%
#   Six Flags Entertainment Corp.           147,364   6,929,055       0.1%
*   Sizmek, Inc.                             46,642     324,628       0.0%
#*  Skechers U.S.A., Inc. Class A            72,532   6,522,077       0.1%
*   Skullcandy, Inc.                         21,846     236,155       0.0%
#*  Skyline Corp.                            10,884      38,965       0.0%
#*  Smith & Wesson Holding Corp.             28,380     421,869       0.0%
#   Sonic Automotive, Inc. Class A           93,502   2,183,272       0.0%
    Sonic Corp.                             106,493   3,051,024       0.0%
#   Sotheby's                               143,575   6,132,088       0.1%
*   Spanish Broadcasting System, Inc.
      Class A                                 2,346      14,545       0.0%
    Spartan Motors, Inc.                     47,982     225,995       0.0%
    Speedway Motorsports, Inc.               62,822   1,438,624       0.0%
    Stage Stores, Inc.                       88,805   1,714,825       0.0%
#   Standard Motor Products, Inc.            48,057   1,816,555       0.0%
#*  Standard Pacific Corp.                  479,781   3,886,226       0.0%
*   Stanley Furniture Co., Inc.              15,342      41,270       0.0%
    Staples, Inc.                           635,964  10,378,932       0.1%
    Starbucks Corp.                         300,182  14,883,024       0.1%
    Starwood Hotels & Resorts Worldwide,
      Inc.                                   62,072   5,335,088       0.0%
#*  Starz                                   152,168   5,984,767       0.0%
*   Starz Class B                             5,024     195,132       0.0%
    Stein Mart, Inc.                         85,964   1,016,954       0.0%
*   Steiner Leisure, Ltd.                    25,496   1,229,927       0.0%
*   Steven Madden, Ltd.                     171,447   6,689,862       0.1%
#*  Stoneridge, Inc.                         48,856     588,226       0.0%
#   Strattec Security Corp.                   5,021     376,926       0.0%
#*  Strayer Education, Inc.                  20,546   1,042,093       0.0%
#   Sturm Ruger & Co., Inc.                  24,927   1,366,249       0.0%
#   Superior Industries International, Inc.  46,522     865,309       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Superior Uniform Group, Inc.             25,866 $   439,722       0.0%
    Sypris Solutions, Inc.                   26,299      40,237       0.0%
#*  Systemax, Inc.                           51,897     542,324       0.0%
    Tandy Leather Factory, Inc.              25,740     218,018       0.0%
    Target Corp.                            415,851  32,781,534       0.2%
#*  Taylor Morrison Home Corp. Class A       17,142     317,470       0.0%
#*  Tempur Sealy International, Inc.         68,968   4,200,841       0.0%
*   Tenneco, Inc.                            73,446   4,292,919       0.0%
#*  Tesla Motors, Inc.                       16,466   3,722,139       0.0%
#   Texas Roadhouse, Inc.                   185,414   6,229,910       0.1%
    Thor Industries, Inc.                   126,661   7,621,192       0.1%
    Tiffany & Co.                            42,344   3,704,253       0.0%
*   Tilly's, Inc. Class A                    12,075     161,080       0.0%
    Time Warner Cable, Inc.                 161,177  25,066,247       0.2%
    Time Warner, Inc.                       896,363  75,662,001       0.5%
    Time, Inc.                               83,348   1,902,835       0.0%
    TJX Cos., Inc. (The)                    152,101   9,816,599       0.1%
*   Toll Brothers, Inc.                     251,349   8,932,943       0.1%
*   Tower International, Inc.                35,248     911,513       0.0%
#   Town Sports International Holdings,
      Inc.                                   30,008     183,949       0.0%
#   Tractor Supply Co.                       95,125   8,186,457       0.1%
*   Trans World Entertainment Corp.           1,798       6,760       0.0%
#*  TRI Pointe Homes, Inc.                   71,881   1,026,461       0.0%
#*  TripAdvisor, Inc.                        53,030   4,268,385       0.0%
*   TRW Automotive Holdings Corp.           127,897  13,436,859       0.1%
#*  Tuesday Morning Corp.                    75,510   1,194,568       0.0%
#*  Tumi Holdings, Inc.                     112,244   2,625,387       0.0%
#   Tupperware Brands Corp.                  43,827   2,930,273       0.0%
#   Twenty-First Century Fox, Inc. Class A  446,992  15,233,487       0.1%
    Twenty-First Century Fox, Inc. Class B  131,810   4,395,863       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.   39,676   5,994,647       0.1%
#*  Under Armour, Inc. Class A               47,020   3,646,401       0.0%
*   Unifi, Inc.                              29,133   1,028,104       0.0%
*   Universal Electronics, Inc.              30,826   1,662,754       0.0%
    Universal Technical Institute, Inc.      35,790     302,425       0.0%
#*  Urban Outfitters, Inc.                  302,591  12,115,744       0.1%
*   US Auto Parts Network, Inc.              39,333      62,933       0.0%
    Vail Resorts, Inc.                       81,783   8,113,691       0.1%
    Value Line, Inc.                          7,363     106,395       0.0%
    VF Corp.                                 98,656   7,145,654       0.1%
    Viacom, Inc. Class A                      4,120     284,816       0.0%
    Viacom, Inc. Class B                    112,173   7,790,415       0.1%
*   Vista Outdoor, Inc.                     117,713   5,151,121       0.0%
*   Visteon Corp.                           130,579  13,240,711       0.1%
#*  Vitamin Shoppe, Inc.                     58,176   2,436,411       0.0%
#*  VOXX International Corp.                 35,132     334,808       0.0%
*   Walking Co. Holdings, Inc. (The)            329       1,933       0.0%
    Walt Disney Co. (The)                   788,924  85,771,817       0.6%
#*  Weight Watchers International, Inc.      34,160     292,068       0.0%
#   Wendy's Co. (The)                       847,165   8,573,310       0.1%
#*  West Marine, Inc.                        37,025     372,101       0.0%
#   Weyco Group, Inc.                        12,731     362,833       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE+     OF NET ASSETS**
                                         ------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Whirlpool Corp.                       92,548 $   16,251,429       0.1%
#*  William Lyon Homes Class A             2,018         43,690       0.0%
    Williams-Sonoma, Inc.                 84,226      6,193,138       0.1%
#   Winmark Corp.                          5,764        518,818       0.0%
#   Winnebago Industries, Inc.            71,987      1,490,851       0.0%
#   Wolverine World Wide, Inc.           192,883      5,927,295       0.0%
    Wyndham Worldwide Corp.               89,505      7,643,727       0.1%
#   Wynn Resorts, Ltd.                    19,658      2,183,414       0.0%
    Yum! Brands, Inc.                     86,674      7,450,497       0.1%
*   Zagg, Inc.                            56,719        472,469       0.0%
*   Zumiez, Inc.                          83,902      2,660,532       0.0%
                                                 --------------      ----
Total Consumer Discretionary                      2,207,685,069      15.2%
                                                 --------------      ----
Consumer Staples -- (5.5%)
#   Alico, Inc.                           12,111        566,432       0.0%
*   Alliance One International, Inc.     138,442        182,743       0.0%
    Altria Group, Inc.                   380,680     19,053,034       0.1%
    Andersons, Inc. (The)                 52,575      2,244,427       0.0%
    Archer-Daniels-Midland Co.           296,514     14,493,604       0.1%
#   Avon Products, Inc.                  122,826      1,003,488       0.0%
#   B&G Foods, Inc.                      162,075      4,927,080       0.0%
#*  Boston Beer Co., Inc. (The) Class A   10,762      2,666,824       0.0%
#*  Boulder Brands, Inc.                 102,551        978,337       0.0%
#*  Bridgford Foods Corp.                  7,329         58,082       0.0%
#   Brown-Forman Corp. Class A            19,844      1,832,197       0.0%
    Brown-Forman Corp. Class B            31,515      2,843,598       0.0%
    Bunge, Ltd.                          137,427     11,869,570       0.1%
#   Cal-Maine Foods, Inc.                 94,360      4,218,836       0.0%
    Calavo Growers, Inc.                  38,512      1,950,633       0.0%
#   Campbell Soup Co.                    142,891      6,388,657       0.1%
#   Casey's General Stores, Inc.         110,447      9,076,535       0.1%
*   CCA Industries, Inc.                   5,962         18,423       0.0%
*   Central Garden & Pet Co.              26,310        243,499       0.0%
#*  Central Garden and Pet Co. Class A    78,077        765,155       0.0%
#*  Chefs' Warehouse, Inc. (The)          12,415        226,077       0.0%
    Church & Dwight Co., Inc.             89,722      7,282,735       0.1%
#   Clorox Co. (The)                      60,139      6,380,748       0.1%
#   Coca-Cola Bottling Co. Consolidated   16,379      1,850,827       0.0%
    Coca-Cola Co. (The)                  935,540     37,945,502       0.3%
    Coca-Cola Enterprises, Inc.          360,078     15,991,064       0.1%
*   Coffee Holding Co., Inc.               5,400         26,352       0.0%
    Colgate-Palmolive Co.                191,018     12,851,691       0.1%
    ConAgra Foods, Inc.                  300,325     10,856,749       0.1%
*   Constellation Brands, Inc. Class A   203,817     23,630,543       0.2%
*   Constellation Brands, Inc. Class B     5,100        597,975       0.0%
    Costco Wholesale Corp.               104,755     14,985,203       0.1%
#*  Craft Brew Alliance, Inc.             26,133        343,649       0.0%
#*  Crimson Wine Group, Ltd.              24,913        231,691       0.0%
    CVS Health Corp.                     843,353     83,736,519       0.6%
*   Darling Ingredients, Inc.            241,428      3,297,907       0.0%
#   Dean Foods Co.                       181,460      2,948,725       0.0%
#*  Diamond Foods, Inc.                   36,410      1,020,936       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Staples -- (Continued)
    Dr Pepper Snapple Group, Inc.           244,141 $18,208,036       0.1%
    Energizer Holdings, Inc.                 50,428   6,889,473       0.1%
    Estee Lauder Cos., Inc. (The) Class A    42,134   3,425,073       0.0%
#*  Fairway Group Holdings Corp.              2,185      11,602       0.0%
#*  Farmer Bros Co.                          30,883     769,913       0.0%
#   Flowers Foods, Inc.                     352,489   7,874,604       0.1%
    Fresh Del Monte Produce, Inc.           117,240   4,329,673       0.0%
#*  Fresh Market, Inc. (The)                 18,803     660,737       0.0%
    General Mills, Inc.                     169,174   9,362,089       0.1%
    Golden Enterprises, Inc.                  9,888      39,849       0.0%
#*  Hain Celestial Group, Inc. (The)        135,870   8,184,809       0.1%
#*  Herbalife, Ltd.                          44,162   1,833,606       0.0%
    Hershey Co. (The)                        23,910   2,197,807       0.0%
    Hormel Foods Corp.                      152,384   8,282,070       0.1%
#   Ingles Markets, Inc. Class A             27,649   1,157,387       0.0%
    Ingredion, Inc.                         160,298  12,727,661       0.1%
    Inter Parfums, Inc.                      53,117   1,603,071       0.0%
*   Inventure Foods, Inc.                    11,729     114,358       0.0%
    J&J Snack Foods Corp.                    42,246   4,407,525       0.0%
    JM Smucker Co. (The)                    102,584  11,891,537       0.1%
    John B. Sanfilippo & Son, Inc.            9,776     508,450       0.0%
    Kellogg Co.                              72,936   4,619,037       0.0%
    Keurig Green Mountain, Inc.              30,280   3,523,684       0.0%
    Kimberly-Clark Corp.                     75,775   8,311,760       0.1%
    Kraft Foods Group, Inc.                 185,631  15,732,227       0.1%
    Kroger Co. (The)                        215,844  14,873,810       0.1%
    Lancaster Colony Corp.                   54,195   4,859,124       0.0%
*   Landec Corp.                             50,029     710,912       0.0%
#*  Lifeway Foods, Inc.                       8,037     162,428       0.0%
#   Limoneira Co.                             2,051      47,050       0.0%
    Lorillard, Inc.                          55,079   3,847,819       0.0%
*   Mannatech, Inc.                           2,600      50,206       0.0%
    McCormick & Co., Inc.(579780107)          3,330     250,516       0.0%
#   McCormick & Co., Inc.(579780206)         34,535   2,600,486       0.0%
    Mead Johnson Nutrition Co.               50,716   4,864,679       0.0%
#*  Medifast, Inc.                           48,771   1,463,130       0.0%
    MGP Ingredients, Inc.                    20,250     284,310       0.0%
#   Molson Coors Brewing Co. Class A          1,020      88,740       0.0%
    Molson Coors Brewing Co. Class B        170,402  12,526,251       0.1%
    Mondelez International, Inc. Class A    774,979  29,735,944       0.2%
*   Monster Beverage Corp.                   76,701  10,516,474       0.1%
*   National Beverage Corp.                  58,313   1,303,296       0.0%
*   Natural Alternatives International,
      Inc.                                    7,028      39,497       0.0%
#*  Natural Grocers by Vitamin Cottage,
      Inc.                                    6,791     178,739       0.0%
#   Nature's Sunshine Products, Inc.            400       5,204       0.0%
#   Nu Skin Enterprises, Inc. Class A       114,672   6,484,702       0.1%
#*  Nutraceutical International Corp.        14,920     290,940       0.0%
*   Ocean Bio-Chem, Inc.                      3,100      11,842       0.0%
#   Oil-Dri Corp. of America                 10,212     335,158       0.0%
*   Omega Protein Corp.                      52,838     675,270       0.0%
    Orchids Paper Products Co.                7,292     156,705       0.0%
    PepsiCo, Inc.                           423,333  40,267,435       0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Staples -- (Continued)
    Philip Morris International, Inc.      286,449 $ 23,909,898       0.2%
#   Pilgrim's Pride Corp.                  253,171    6,253,324       0.1%
    Pinnacle Foods, Inc.                   119,635    4,851,199       0.0%
#*  Post Holdings, Inc.                    107,618    5,051,589       0.0%
#   Pricesmart, Inc.                        52,211    4,200,897       0.0%
    Procter & Gamble Co. (The)             827,704   65,810,745       0.5%
*   Reliv International, Inc.                8,132        9,108       0.0%
#*  Revlon, Inc. Class A                    59,939    2,344,214       0.0%
    Reynolds American, Inc.                 85,900    6,296,470       0.1%
*   Rite Aid Corp.                         664,334    5,122,015       0.0%
    Rocky Mountain Chocolate Factory, Inc.  10,758      138,133       0.0%
#*  Roundy's, Inc.                           6,131       30,900       0.0%
#   Sanderson Farms, Inc.                   87,476    6,571,197       0.1%
*   Seaboard Corp.                           1,240    4,464,000       0.0%
#*  Seneca Foods Corp. Class A              13,971      402,644       0.0%
*   Seneca Foods Corp. Class B               1,999       65,877       0.0%
#   Snyder's-Lance, Inc.                   113,427    3,349,499       0.0%
    SpartanNash Co.                         75,787    2,286,494       0.0%
    Spectrum Brands Holdings, Inc.         121,949   11,149,797       0.1%
#*  Sprouts Farmers Market, Inc.            95,142    3,043,117       0.0%
#*  SUPERVALU, Inc.                        489,017    4,298,459       0.0%
#   Sysco Corp.                            133,685    4,950,356       0.0%
*   Tofutti Brands, Inc.                     1,645        6,950       0.0%
#   Tootsie Roll Industries, Inc.           63,681    1,972,837       0.0%
#*  TreeHouse Foods, Inc.                   82,643    6,715,570       0.1%
    Tyson Foods, Inc. Class A              384,652   15,193,754       0.1%
#*  United Natural Foods, Inc.              92,567    6,244,570       0.0%
    United-Guardian, Inc.                    4,655       86,816       0.0%
#   Universal Corp.                         35,612    1,674,832       0.0%
#*  USANA Health Sciences, Inc.             22,158    2,520,251       0.0%
#   Vector Group, Ltd.                     110,520    2,448,018       0.0%
#   Village Super Market, Inc. Class A      10,894      347,845       0.0%
    Wal-Mart Stores, Inc.                  773,229   60,350,523       0.4%
    Walgreens Boots Alliance, Inc.         266,108   22,068,336       0.2%
    WD-40 Co.                               26,331    2,131,758       0.0%
    Weis Markets, Inc.                      42,089    1,866,647       0.0%
*   WhiteWave Foods Co. (The) Class A      175,863    7,732,696       0.1%
    Whole Foods Market, Inc.               120,144    5,738,077       0.0%
                                                   ------------       ---
Total Consumer Staples                              884,582,164       6.1%
                                                   ------------       ---
Energy -- (8.5%)
*   Abraxas Petroleum Corp.                 37,774      143,541       0.0%
    Adams Resources & Energy, Inc.           6,857      319,536       0.0%
#   Alon USA Energy, Inc.                  151,919    2,444,377       0.0%
#*  Alpha Natural Resources, Inc.          363,138      294,142       0.0%
    Anadarko Petroleum Corp.               422,817   39,787,080       0.3%
    Apache Corp.                           231,068   15,805,051       0.1%
#*  Approach Resources, Inc.                49,529      434,369       0.0%
#*  Arch Coal, Inc.                        334,373      325,746       0.0%
#   Atwood Oceanics, Inc.                  117,634    3,926,623       0.0%
    Baker Hughes, Inc.                     223,782   15,320,116       0.1%
*   Barnwell Industries, Inc.               10,714       32,999       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Energy -- (Continued)
#*  Basic Energy Services, Inc.             86,417 $    880,589       0.0%
#*  Bill Barrett Corp.                      91,309    1,059,184       0.0%
*   Bonanza Creek Energy, Inc.             116,555    3,212,256       0.0%
#   Bristow Group, Inc.                     59,800    3,715,374       0.0%
#*  C&J Energy Services, Ltd.              110,752    1,932,622       0.0%
    Cabot Oil & Gas Corp.                  598,010   20,224,698       0.2%
    California Resources Corp.             238,581    2,218,803       0.0%
#*  Callon Petroleum Co.                   136,400    1,219,416       0.0%
*   Cameron International Corp.            200,475   10,990,039       0.1%
#   CARBO Ceramics, Inc.                    30,729    1,359,144       0.0%
*   Carrizo Oil & Gas, Inc.                118,082    6,580,710       0.1%
*   Cheniere Energy, Inc.                  109,205    8,353,090       0.1%
#   Chesapeake Energy Corp.                871,022   13,736,017       0.1%
    Chevron Corp.                        1,126,532  125,112,644       0.9%
    Cimarex Energy Co.                     107,452   13,367,029       0.1%
#*  Clayton Williams Energy, Inc.           29,969    1,668,374       0.0%
#*  Clean Energy Fuels Corp.               131,913    1,301,981       0.0%
#*  Cloud Peak Energy, Inc.                125,690      815,728       0.0%
#*  Cobalt International Energy, Inc.       44,631      477,552       0.0%
#   Comstock Resources, Inc.                79,403      426,394       0.0%
*   Concho Resources, Inc.                 113,072   14,321,699       0.1%
    ConocoPhillips                         925,168   62,837,411       0.4%
#   CONSOL Energy, Inc.                    135,371    4,396,850       0.0%
#*  Contango Oil & Gas Co.                  32,204      807,354       0.0%
#*  Continental Resources, Inc.             16,490      867,869       0.0%
#   Core Laboratories NV                    13,711    1,799,980       0.0%
#   CVR Energy, Inc.                        64,040    2,564,162       0.0%
*   Dawson Geophysical Co.                  34,111      194,092       0.0%
    Delek US Holdings, Inc.                151,349    5,587,805       0.0%
#   Denbury Resources, Inc.                499,103    4,397,097       0.0%
    Devon Energy Corp.                     212,328   14,482,893       0.1%
#   DHT Holdings, Inc.                      25,013      200,104       0.0%
#   Diamond Offshore Drilling, Inc.        173,357    5,802,259       0.1%
*   Diamondback Energy, Inc.               111,549    9,210,601       0.1%
*   Dresser-Rand Group, Inc.                69,363    5,734,239       0.1%
#*  Dril-Quip, Inc.                         49,886    3,976,912       0.0%
#*  Emerald Oil, Inc.                       95,689       61,241       0.0%
#   Energen Corp.                           65,968    4,694,943       0.0%
#   Energy XXI, Ltd.                       165,536      723,392       0.0%
*   ENGlobal Corp.                          27,850       45,117       0.0%
#   EnLink Midstream LLC                    92,860    3,264,029       0.0%
    EOG Resources, Inc.                    548,973   54,320,878       0.4%
    EQT Corp.                               41,423    3,725,585       0.0%
*   Era Group, Inc.                         44,970      997,435       0.0%
    Evolution Petroleum Corp.               23,938      164,693       0.0%
    Exterran Holdings, Inc.                108,389    4,017,980       0.0%
    Exxon Mobil Corp.                    3,140,494  274,384,961       1.9%
*   FieldPoint Petroleum Corp.               9,928       19,459       0.0%
*   FMC Technologies, Inc.                  93,338    4,116,206       0.0%
*   Forum Energy Technologies, Inc.         25,652      596,666       0.0%
#   GasLog, Ltd.                            53,218    1,186,229       0.0%
#*  Gastar Exploration, Inc.               155,807      565,579       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
#*  Geospace Technologies Corp.              18,034 $   389,534       0.0%
#*  Goodrich Petroleum Corp.                  8,198      31,726       0.0%
#   Green Plains, Inc.                       69,330   2,158,936       0.0%
*   Gulf Coast Ultra Deep Royalty Trust       5,329       4,263       0.0%
#   Gulf Island Fabrication, Inc.            22,399     295,443       0.0%
#   Gulfmark Offshore, Inc. Class A          47,667     715,482       0.0%
*   Gulfport Energy Corp.                   103,910   5,085,355       0.0%
#*  Halcon Resources Corp.                  130,632     194,642       0.0%
    Halliburton Co.                         331,228  16,213,611       0.1%
#*  Harvest Natural Resources, Inc.          65,844      42,153       0.0%
*   Helix Energy Solutions Group, Inc.      240,621   3,965,434       0.0%
#   Helmerich & Payne, Inc.                 117,824   9,186,737       0.1%
#*  Hercules Offshore, Inc.                 251,482     202,468       0.0%
    Hess Corp.                              175,764  13,516,252       0.1%
*   HKN, Inc.                                   278      13,900       0.0%
    HollyFrontier Corp.                     233,319   9,048,111       0.1%
#*  Hornbeck Offshore Services, Inc.         67,568   1,543,929       0.0%
#*  ION Geophysical Corp.                   274,554     625,983       0.0%
*   Key Energy Services, Inc.               309,215     754,485       0.0%
#   Kinder Morgan, Inc.                     876,664  37,652,719       0.3%
*   Kosmos Energy, Ltd.                     122,209   1,195,204       0.0%
#*  Laredo Petroleum, Inc.                  175,607   2,774,591       0.0%
#   LinnCo LLC                              160,189   2,042,410       0.0%
    Marathon Oil Corp.                      533,204  16,582,644       0.1%
    Marathon Petroleum Corp.                254,567  25,092,669       0.2%
#*  Matador Resources Co.                   157,654   4,370,169       0.0%
*   Matrix Service Co.                       54,281   1,192,554       0.0%
#*  McDermott International, Inc.           345,195   1,812,274       0.0%
*   Mexco Energy Corp.                        2,059      10,841       0.0%
#*  Mitcham Industries, Inc.                 18,174      89,053       0.0%
#   Murphy Oil Corp.                        101,337   4,824,655       0.0%
    Nabors Industries, Ltd.                 480,766   8,028,792       0.1%
    National Oilwell Varco, Inc.            229,138  12,467,399       0.1%
*   Natural Gas Services Group, Inc.         19,519     494,807       0.0%
*   Newfield Exploration Co.                305,417  11,984,563       0.1%
#*  Newpark Resources, Inc.                 173,715   1,782,316       0.0%
#   Noble Corp. P.L.C.                      267,780   4,635,272       0.0%
    Noble Energy, Inc.                      210,650  10,684,168       0.1%
#*  Nordic American Offshore, Ltd.               78         736       0.0%
#   Nordic American Tankers, Ltd.             9,013     110,229       0.0%
#*  Northern Oil and Gas, Inc.              123,983   1,096,010       0.0%
#*  Nuverra Environmental Solutions, Inc.    40,056     162,627       0.0%
#*  Oasis Petroleum, Inc.                   203,614   3,652,835       0.0%
    Occidental Petroleum Corp.              471,397  37,758,900       0.3%
    Oceaneering International, Inc.         133,251   7,343,463       0.1%
*   Oil States International, Inc.          129,130   6,145,297       0.1%
    ONEOK, Inc.                             184,230   8,861,463       0.1%
#*  Overseas Shipholding Group, Inc.         43,852     148,658       0.0%
#   Panhandle Oil and Gas, Inc. Class A      38,940     887,832       0.0%
#   Paragon Offshore P.L.C.                  89,260     161,561       0.0%
#*  Parker Drilling Co.                     212,004     795,015       0.0%
    Patterson-UTI Energy, Inc.              251,688   5,625,227       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
#   PBF Energy, Inc. Class A                140,834 $ 3,996,869       0.0%
#*  PDC Energy, Inc.                         83,067   4,713,222       0.0%
#   Peabody Energy Corp.                    405,544   1,918,223       0.0%
#*  Penn Virginia Corp.                     144,630     966,128       0.0%
#*  PetroQuest Energy, Inc.                 255,064     683,571       0.0%
#*  PHI, Inc. Non-Voting                     20,171     631,957       0.0%
*   PHI, Inc. Voting                          2,686      82,259       0.0%
    Phillips 66                             295,922  23,469,574       0.2%
*   Pioneer Energy Services Corp.           103,030     767,573       0.0%
    Pioneer Natural Resources Co.            62,243  10,754,346       0.1%
    QEP Resources, Inc.                     351,335   7,905,037       0.1%
#   Range Resources Corp.                    72,807   4,627,613       0.0%
#*  Renewable Energy Group, Inc.             50,987     469,590       0.0%
#*  REX American Resources Corp.             14,981     947,099       0.0%
#*  Rex Energy Corp.                        120,928     604,640       0.0%
#*  RigNet, Inc.                             10,342     387,411       0.0%
#*  Rosetta Resources, Inc.                 140,100   3,198,483       0.0%
#   Rowan Cos. P.L.C. Class A               213,691   4,528,112       0.0%
#*  Royale Energy, Inc.                       3,300       5,445       0.0%
#   RPC, Inc.                               237,456   3,777,925       0.0%
*   RSP Permian, Inc.                         6,194     179,750       0.0%
#*  SandRidge Energy, Inc.                  875,103   1,653,945       0.0%
    Schlumberger, Ltd.                      403,889  38,211,938       0.3%
#   Scorpio Tankers, Inc.                   328,561   3,068,760       0.0%
#*  SEACOR Holdings, Inc.                    46,289   3,363,359       0.0%
    SemGroup Corp. Class A                   70,575   5,941,709       0.1%
#*  Seventy Seven Energy, Inc.               52,244     264,877       0.0%
#   Ship Finance International, Ltd.        143,470   2,261,087       0.0%
    SM Energy Co.                           147,775   8,566,517       0.1%
#*  Southwestern Energy Co.                 467,197  13,095,532       0.1%
#   Spectra Energy Corp.                    102,350   3,812,537       0.0%
*   Steel Excel, Inc.                        15,552     311,818       0.0%
*   Stone Energy Corp.                      114,356   1,952,057       0.0%
#   Superior Energy Services, Inc.          274,451   6,998,500       0.1%
#*  Swift Energy Co.                         62,421     188,511       0.0%
#*  Synergy Resources Corp.                 188,951   2,263,633       0.0%
    Targa Resources Corp.                    38,362   4,026,859       0.0%
#   Teekay Corp.                            147,579   7,336,152       0.1%
    Tesco Corp.                              84,794   1,090,451       0.0%
    Tesoro Corp.                            217,506  18,668,540       0.1%
*   TETRA Technologies, Inc.                157,077   1,134,096       0.0%
#   Tidewater, Inc.                         100,569   2,784,756       0.0%
#   Transocean, Ltd.                        284,322   5,350,940       0.0%
#*  Triangle Petroleum Corp.                177,056   1,057,024       0.0%
#*  Ultra Petroleum Corp.                    96,263   1,639,359       0.0%
*   Unit Corp.                               91,889   3,201,413       0.0%
#*  Uranium Energy Corp.                     13,761      35,779       0.0%
#   US Silica Holdings, Inc.                 63,802   2,383,005       0.0%
*   Vaalco Energy, Inc.                     147,005     363,102       0.0%
    Valero Energy Corp.                     379,127  21,572,326       0.2%
#   W&T Offshore, Inc.                      145,569     936,009       0.0%
#*  Warren Resources, Inc.                  146,731     158,469       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE+     OF NET ASSETS**
                                         ------- -------------- ---------------
Energy -- (Continued)
*   Weatherford International P.L.C.     840,533 $   12,229,755       0.1%
    Western Refining, Inc.               303,881     13,385,958       0.1%
*   Westmoreland Coal Co.                 27,120        770,750       0.0%
*   Whiting Petroleum Corp.              239,757      9,089,188       0.1%
*   Willbros Group, Inc.                  97,252        243,130       0.0%
    Williams Cos., Inc. (The)            198,070     10,139,203       0.1%
    World Fuel Services Corp.            135,587      7,525,078       0.1%
#*  WPX Energy, Inc.                     348,019      4,785,261       0.0%
*   Yuma Energy, Inc.                      3,900          3,724       0.0%
                                                 --------------       ---
Total Energy                                      1,368,486,275       9.4%
                                                 --------------       ---
Financials -- (14.6%)
*   1st Constitution Bancorp               5,456         61,871       0.0%
    1st Source Corp.                      44,906      1,397,475       0.0%
    Access National Corp.                 12,232        231,185       0.0%
    ACE, Ltd.                            162,767     17,414,441       0.1%
*   Affiliated Managers Group, Inc.       46,494     10,513,688       0.1%
    Aflac, Inc.                          265,140     16,714,426       0.1%
    Alexander & Baldwin, Inc.            144,467      5,848,024       0.0%
*   Alleghany Corp.                       17,816      8,436,232       0.1%
    Alliance Bancorp, Inc. of
      Pennsylvania                         4,908        102,332       0.0%
    Allied World Assurance Co. Holdings
      AG                                 188,505      7,755,096       0.1%
    Allstate Corp. (The)                 247,324     17,228,590       0.1%
*   Altisource Asset Management Corp.      1,977        442,848       0.0%
#*  Altisource Portfolio Solutions SA     27,076        656,593       0.0%
*   Ambac Financial Group, Inc.           45,396      1,044,562       0.0%
    Ameriana Bancorp                         898         14,817       0.0%
    American Equity Investment Life
      Holding Co.                        224,491      6,050,032       0.0%
    American Express Co.                 266,485     20,639,263       0.2%
    American Financial Group, Inc.       160,891     10,168,311       0.1%
*   American Independence Corp.            1,038         10,556       0.0%
    American International Group, Inc.   609,355     34,300,593       0.2%
#   American National Bankshares, Inc.     8,616        193,946       0.0%
    American National Insurance Co.       32,768      3,278,766       0.0%
*   American River Bankshares              7,316         71,331       0.0%
    Ameriprise Financial, Inc.           108,986     13,653,766       0.1%
    Ameris Bancorp                        54,318      1,357,407       0.0%
    AMERISAFE, Inc.                       38,969      1,761,009       0.0%
#   AmeriServ Financial, Inc.             18,864         60,553       0.0%
#   Amtrust Financial Services, Inc.     205,066     12,195,275       0.1%
    Aon P.L.C.                           129,657     12,476,893       0.1%
*   Arch Capital Group, Ltd.             129,863      7,880,087       0.1%
    Argo Group International Holdings,
      Ltd.                                54,121      2,651,388       0.0%
    Arrow Financial Corp.                 20,216        526,829       0.0%
    Arthur J Gallagher & Co.             110,183      5,270,053       0.0%
#   Artisan Partners Asset Management,
      Inc. Class A                        24,017      1,075,721       0.0%
    Aspen Insurance Holdings, Ltd.       146,189      6,831,412       0.1%
    Associated Banc-Corp                 410,218      7,716,201       0.1%
    Assurant, Inc.                       146,641      9,012,556       0.1%
    Assured Guaranty, Ltd.               370,023      9,616,898       0.1%
*   Asta Funding, Inc.                    19,482        163,649       0.0%
    Astoria Financial Corp.              283,057      3,727,861       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    Atlantic American Corp.                  11,687 $    46,281       0.0%
#*  Atlantic Coast Financial Corp.            1,723       7,219       0.0%
#*  Atlanticus Holdings Corp.                36,049      99,135       0.0%
    Auburn National Bancorporation, Inc.      1,955      48,494       0.0%
#*  AV Homes, Inc.                           16,627     262,374       0.0%
    Axis Capital Holdings, Ltd.             169,796   8,839,580       0.1%
#   Baldwin & Lyons, Inc. Class A             2,126      50,684       0.0%
    Baldwin & Lyons, Inc. Class B            16,699     378,900       0.0%
#   Banc of California, Inc.                 16,862     209,089       0.0%
#   Bancfirst Corp.                          27,351   1,578,700       0.0%
#   Bancorp of New Jersey, Inc.                 200       2,280       0.0%
#*  Bancorp, Inc. (The)                      69,356     675,527       0.0%
#   BancorpSouth, Inc.                      260,195   6,299,321       0.1%
    Bank Mutual Corp.                        78,197     562,236       0.0%
    Bank of America Corp.                 4,303,562  68,555,743       0.5%
    Bank of Commerce Holdings                 8,161      46,518       0.0%
#   Bank of Hawaii Corp.                     88,404   5,338,718       0.0%
    Bank of Kentucky Financial Corp (The)     5,476     262,246       0.0%
    Bank of New York Mellon Corp. (The)     398,582  16,875,962       0.1%
#   Bank of the Ozarks, Inc.                144,312   5,593,533       0.0%
#   BankFinancial Corp.                      27,930     357,504       0.0%
    BankUnited, Inc.                        186,677   6,134,206       0.1%
    Banner Corp.                             47,454   2,145,870       0.0%
    Bar Harbor Bankshares                     7,620     268,300       0.0%
    BB&T Corp.                              302,056  11,565,724       0.1%
    BBCN Bancorp, Inc.                      217,421   3,085,204       0.0%
#*  BBX Capital Corp. Class A                   816      14,957       0.0%
    BCB Bancorp, Inc.                         9,933     121,580       0.0%
#*  Bear State Financial, Inc.                6,577      65,375       0.0%
*   Beneficial Bancorp, Inc.                132,793   1,540,399       0.0%
    Berkshire Bancorp, Inc.                   3,850      30,800       0.0%
*   Berkshire Hathaway, Inc. Class B        342,101  48,308,082       0.3%
    Berkshire Hills Bancorp, Inc.            53,010   1,484,810       0.0%
    BGC Partners, Inc. Class A              651,709   6,539,900       0.1%
    BlackRock, Inc.                          69,433  25,269,446       0.2%
#*  BofI Holding, Inc.                       36,616   3,361,715       0.0%
#   BOK Financial Corp.                     100,294   6,538,166       0.1%
    Boston Private Financial Holdings,
      Inc.                                  214,826   2,824,962       0.0%
#   Bridge Bancorp, Inc.                      6,184     156,270       0.0%
*   Bridge Capital Holdings                  11,048     298,848       0.0%
    Brookline Bancorp, Inc.                 160,552   1,729,145       0.0%
    Brown & Brown, Inc.                     285,999   9,137,668       0.1%
    Bryn Mawr Bank Corp.                     27,156     817,124       0.0%
    C&F Financial Corp.                       2,201      77,167       0.0%
    Calamos Asset Management, Inc.
      Class A                                35,476     438,838       0.0%
    California First National Bancorp         8,102     110,106       0.0%
#   Camden National Corp.                    14,820     567,902       0.0%
    Cape Bancorp, Inc.                        8,131      78,871       0.0%
#*  Capital Bank Financial Corp. Class A      7,977     216,336       0.0%
#   Capital City Bank Group, Inc.            23,859     335,696       0.0%
    Capital One Financial Corp.             316,576  25,595,170       0.2%
*   Capital Properties, Inc. Class A          1,400      18,340       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    Capitol Federal Financial, Inc.         327,033 $ 3,924,396       0.0%
    Cardinal Financial Corp.                 70,285   1,449,980       0.0%
*   Carolina Bank Holdings, Inc.              1,200      13,212       0.0%
*   Cascade Bancorp                          37,490     180,702       0.0%
#   Cash America International, Inc.         83,224   2,157,166       0.0%
    Cathay General Bancorp                  238,467   6,815,387       0.1%
    CBOE Holdings, Inc.                      86,709   4,879,115       0.0%
*   CBRE Group, Inc. Class A                126,753   4,859,710       0.0%
    Centerstate Banks, Inc.                  53,837     654,658       0.0%
    Central Pacific Financial Corp.          37,967     869,444       0.0%
#   Century Bancorp, Inc. Class A             3,952     152,666       0.0%
    Charles Schwab Corp. (The)              293,940   8,965,170       0.1%
#   Charter Financial Corp.                   4,056      48,550       0.0%
    Chemical Financial Corp.                 53,640   1,657,476       0.0%
#   Chicopee Bancorp, Inc.                    7,105     116,096       0.0%
    Chubb Corp. (The)                       111,734  10,989,039       0.1%
#   Cincinnati Financial Corp.              149,459   7,568,604       0.1%
    CIT Group, Inc.                         184,507   8,308,350       0.1%
    Citigroup, Inc.                       1,297,954  69,206,907       0.5%
    Citizens Community Bancorp, Inc.          5,940      53,757       0.0%
#   Citizens Holding Co.                      2,412      45,732       0.0%
#*  Citizens, Inc.                           80,221     452,446       0.0%
#   City Holding Co.                         28,971   1,331,797       0.0%
    City National Corp.                      93,950   8,756,140       0.1%
    CKX Lands, Inc.                           2,161      30,794       0.0%
#   Clifton Bancorp, Inc.                    44,853     612,243       0.0%
    CME Group, Inc.                         144,165  13,106,040       0.1%
    CNA Financial Corp.                     167,252   6,740,256       0.1%
    CNB Financial Corp.                      13,395     230,126       0.0%
#   CNO Financial Group, Inc.               360,876   6,134,892       0.1%
    CoBiz Financial, Inc.                    72,051     865,333       0.0%
    Codorus Valley Bancorp, Inc.              3,285      68,525       0.0%
#   Cohen & Steers, Inc.                     23,214     878,882       0.0%
*   Colony Bankcorp, Inc.                     3,512      29,466       0.0%
    Columbia Banking System, Inc.           139,914   4,155,446       0.0%
#   Comerica, Inc.                          168,245   7,976,495       0.1%
#   Commerce Bancshares, Inc.               201,986   8,626,822       0.1%
    Commercial National Financial Corp.       2,306      55,113       0.0%
    Community Bank Shares of Indiana,
      Inc.                                      299       8,348       0.0%
#   Community Bank System, Inc.              92,090   3,218,546       0.0%
*   Community Bankers Trust Corp.             4,068      18,143       0.0%
#   Community Trust Bancorp, Inc.            34,927   1,120,458       0.0%
    Community West Bancshares                 3,113      21,044       0.0%
#*  CommunityOne Bancorp                        122       1,202       0.0%
    ConnectOne Bancorp, Inc.                 26,891     516,845       0.0%
#   Consolidated-Tomoka Land Co.             10,874     595,243       0.0%
*   Consumer Portfolio Services, Inc.        27,948     178,588       0.0%
#*  Cowen Group, Inc. Class A               192,855   1,078,059       0.0%
    Crawford & Co. Class A                   36,655     265,749       0.0%
#   Crawford & Co. Class B                   39,704     324,382       0.0%
#*  Credit Acceptance Corp.                  31,729   7,494,390       0.1%
#   Cullen/Frost Bankers, Inc.              104,895   7,651,041       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
#*  Customers Bancorp, Inc.                   5,450 $   137,395       0.0%
#   CVB Financial Corp.                     206,365   3,229,612       0.0%
#   Diamond Hill Investment Group, Inc.       2,604     474,449       0.0%
    Dime Community Bancshares, Inc.          83,883   1,335,417       0.0%
    Discover Financial Services             284,364  16,484,581       0.1%
    Donegal Group, Inc. Class A              38,159     576,582       0.0%
#   Donegal Group, Inc. Class B               5,678     115,121       0.0%
*   E*TRADE Financial Corp.                 369,008  10,623,740       0.1%
    Eagle Bancorp Montana, Inc.                 751       8,208       0.0%
*   Eagle Bancorp, Inc.                       5,751     211,982       0.0%
    East West Bancorp, Inc.                 287,018  11,650,061       0.1%
    Eastern Virginia Bankshares, Inc.         3,292      20,740       0.0%
#   Eaton Vance Corp.                       121,011   4,971,132       0.0%
#*  eHealth, Inc.                            24,072     295,123       0.0%
    EMC Insurance Group, Inc.                23,097     800,080       0.0%
    Employers Holdings, Inc.                 72,436   1,768,163       0.0%
#*  Encore Capital Group, Inc.               56,067   2,267,349       0.0%
    Endurance Specialty Holdings, Ltd.      121,780   7,353,076       0.1%
*   Enova International, Inc.                55,417   1,025,769       0.0%
*   Enstar Group, Ltd.                       26,635   3,783,235       0.0%
#   Enterprise Bancorp, Inc.                  8,838     189,663       0.0%
    Enterprise Financial Services Corp.      30,880     633,966       0.0%
    Erie Indemnity Co. Class A               55,064   4,556,546       0.0%
    ESSA Bancorp, Inc.                       19,001     244,163       0.0%
    Evans Bancorp, Inc.                       2,684      65,691       0.0%
    EverBank Financial Corp.                 19,022     353,239       0.0%
    Evercore Partners, Inc. Class A          83,511   4,028,571       0.0%
    Everest Re Group, Ltd.                   57,189  10,231,684       0.1%
#*  Ezcorp, Inc. Class A                    113,170   1,041,164       0.0%
*   Farmers Capital Bank Corp.                6,545     152,891       0.0%
#   FBL Financial Group, Inc. Class A        44,583   2,597,851       0.0%
    Federal Agricultural Mortgage Corp.
      Class A                                 1,506      38,365       0.0%
    Federal Agricultural Mortgage Corp.
      Class C                                20,048     630,309       0.0%
#   Federated Investors, Inc. Class B       135,796   4,671,382       0.0%
    Federated National Holding Co.           40,704   1,172,275       0.0%
    Fidelity Southern Corp.                  10,859     182,431       0.0%
    Fifth Third Bancorp                     789,119  15,782,380       0.1%
#   Financial Engines, Inc.                  16,663     702,679       0.0%
    Financial Institutions, Inc.             25,598     602,833       0.0%
*   First Acceptance Corp.                   34,466      98,917       0.0%
#   First American Financial Corp.          197,938   6,886,263       0.1%
    First Bancorp of Indiana, Inc.              700      11,200       0.0%
#   First Bancorp, Inc.                      13,744     229,250       0.0%
*   First BanCorp.                          110,629     664,880       0.0%
#   First Bancorp.                           30,831     500,387       0.0%
*   First Bancshares, Inc.                      569       4,114       0.0%
    First Bancshares, Inc. (The)                588       9,496       0.0%
    First Busey Corp.                       149,955     935,719       0.0%
#   First Business Financial Services, Inc.   2,263     102,785       0.0%
*   First Cash Financial Services, Inc.      63,698   3,079,161       0.0%
    First Citizens BancShares, Inc. Class A  15,231   3,660,619       0.0%
#   First Commonwealth Financial Corp.      244,988   2,209,792       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
      First Community Bancshares, Inc.       31,076 $   520,834       0.0%
      First Defiance Financial Corp.         15,637     547,295       0.0%
      First Federal of Northern Michigan
        Bancorp, Inc.                         1,458       8,733       0.0%
      First Financial Bancorp               118,869   2,051,679       0.0%
#     First Financial Bankshares, Inc.      100,332   2,905,615       0.0%
      First Financial Corp.                  24,472     830,824       0.0%
      First Financial Northwest, Inc.        22,460     267,274       0.0%
#     First Horizon National Corp.          493,538   7,032,916       0.1%
      First Interstate Bancsystem, Inc.      42,362   1,146,316       0.0%
#*    First Marblehead Corp. (The)           11,556      72,918       0.0%
      First Merchants Corp.                  60,137   1,357,292       0.0%
      First Midwest Bancorp, Inc.           181,248   3,099,341       0.0%
*     First NBC Bank Holding Co.              5,343     187,967       0.0%
      First Niagara Financial Group, Inc.   711,901   6,474,740       0.1%
      First of Long Island Corp. (The)          601      15,037       0.0%
(o)*  First Place Financial Corp.            23,310           2       0.0%
      First Republic Bank                   101,158   5,896,500       0.0%
      First South Bancorp, Inc.              10,177      85,181       0.0%
*     First United Corp.                      5,415      46,569       0.0%
      First West Virginia Bancorp, Inc.       1,252      27,857       0.0%
#     FirstMerit Corp.                      289,212   5,602,036       0.0%
*     Flagstar Bancorp, Inc.                 55,490     953,318       0.0%
      Flushing Financial Corp.               60,633   1,161,728       0.0%
      FNB Corp.                             410,771   5,450,931       0.0%
      FNF Group                             339,723  12,226,631       0.1%
*     FNFV Group                            113,229   1,692,774       0.0%
*     Forest City Enterprises, Inc. Class A 306,812   7,289,853       0.1%
*     Forest City Enterprises, Inc. Class B  13,338     315,844       0.0%
#*    Forestar Group, Inc.                   73,979   1,091,930       0.0%
      Fox Chase Bancorp, Inc.                26,803     445,734       0.0%
      Franklin Resources, Inc.              209,130  10,782,743       0.1%
#*    FRP Holdings, Inc.                     11,665     405,009       0.0%
      Fulton Financial Corp.                520,628   6,330,836       0.1%
#     FXCM, Inc. Class A                     71,260     143,233       0.0%
#     Gain Capital Holdings, Inc.            53,117     524,796       0.0%
*     GAINSCO, Inc.                           1,100      13,695       0.0%
#     GAMCO Investors, Inc. Class A           9,012     696,718       0.0%
#*    Genworth Financial, Inc. Class A      482,427   4,240,533       0.0%
#     German American Bancorp, Inc.          20,239     579,038       0.0%
      Glacier Bancorp, Inc.                 135,906   3,579,764       0.0%
*     Global Indemnity P.L.C.                30,425     835,166       0.0%
      Goldman Sachs Group, Inc. (The)       189,924  37,304,872       0.3%
      Gouverneur Bancorp, Inc.                  600       8,535       0.0%
      Great Southern Bancorp, Inc.           23,916     942,769       0.0%
*     Green Dot Corp. Class A                76,587   1,233,051       0.0%
#     Greenhill & Co., Inc.                  46,452   1,837,177       0.0%
*     Greenlight Capital Re, Ltd. Class A    62,557   1,901,107       0.0%
#     Griffin Land & Nurseries, Inc.          6,027     188,645       0.0%
#     Guaranty Bancorp                        5,874      92,457       0.0%
      Guaranty Federal Bancshares, Inc.       1,840      27,306       0.0%
*     Hallmark Financial Services, Inc.      30,654     339,646       0.0%
*     Hampton Roads Bankshares, Inc.            912       1,623       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    Hancock Holding Co.                     156,402 $ 4,552,862       0.0%
    Hanmi Financial Corp.                    83,445   1,775,710       0.0%
#   Hanover Insurance Group, Inc. (The)     102,986   7,061,750       0.1%
    Harleysville Savings Financial Corp.      3,569      66,027       0.0%
    Hartford Financial Services Group,
      Inc. (The)                            429,380  17,505,823       0.1%
    Hawthorn Bancshares, Inc.                 2,792      38,809       0.0%
    HCC Insurance Holdings, Inc.            195,130  11,114,605       0.1%
#   HCI Group, Inc.                          37,382   1,629,108       0.0%
    Heartland Financial USA, Inc.            28,015     963,996       0.0%
    Heritage Commerce Corp.                  36,457     324,832       0.0%
    Heritage Financial Corp.                 45,255     764,810       0.0%
    Heritage Financial Group, Inc.            9,512     261,580       0.0%
    Heritage Oaks Bancorp                       974       7,763       0.0%
    HF Financial Corp.                        5,606      81,792       0.0%
    HFF, Inc. Class A                        74,649   2,925,494       0.0%
*   Hilltop Holdings, Inc.                  180,499   3,629,835       0.0%
    Hingham Institution for Savings           1,548     171,518       0.0%
*   HMN Financial, Inc.                       2,615      30,883       0.0%
    Home Bancorp, Inc.                        8,770     189,871       0.0%
#   Home BancShares, Inc.                   109,824   3,611,013       0.0%
*   HomeStreet, Inc.                         11,596     239,805       0.0%
*   HomeTrust Bancshares, Inc.                1,819      28,449       0.0%
    HopFed Bancorp, Inc.                      3,213      41,737       0.0%
    Horace Mann Educators Corp.              77,478   2,631,928       0.0%
#   Horizon Bancorp                           5,583     130,363       0.0%
#*  Howard Hughes Corp. (The)                69,206  10,275,015       0.1%
    Hudson City Bancorp, Inc.               798,053   7,421,893       0.1%
    Hudson Valley Holding Corp.              25,014     618,846       0.0%
#   Huntington Bancshares, Inc.             892,285   9,690,215       0.1%
    Iberiabank Corp.                         88,796   5,532,879       0.0%
    IF Bancorp, Inc.                            700      11,564       0.0%
#*  Imperial Holdings, Inc.                   1,691      11,296       0.0%
    Independence Holding Co.                 18,425     229,207       0.0%
#   Independent Bank Corp.(453836108)        45,907   1,915,240       0.0%
    Independent Bank Corp.(453838609)         8,213     108,740       0.0%
#   Independent Bank Group, Inc.                316      12,166       0.0%
    Infinity Property & Casualty Corp.       19,978   1,481,369       0.0%
    Interactive Brokers Group, Inc.
      Class A                               153,419   5,208,575       0.0%
    Intercontinental Exchange, Inc.          47,444  10,652,601       0.1%
*   InterGroup Corp. (The)                      677      13,466       0.0%
#   International Bancshares Corp.          132,759   3,449,079       0.0%
#*  INTL. FCStone, Inc.                      38,139   1,224,262       0.0%
    Invesco, Ltd.                           357,883  14,823,514       0.1%
*   Investment Technology Group, Inc.        82,113   2,339,399       0.0%
#   Investors Bancorp, Inc.                 681,550   8,069,552       0.1%
#   Investors Title Co.                       2,281     168,383       0.0%
*   Jacksonville Bancorp, Inc.                   22         245       0.0%
#   Janus Capital Group, Inc.               332,592   5,953,397       0.0%
    JMP Group LLC                            10,188      78,448       0.0%
    Jones Lang LaSalle, Inc.                 72,712  12,074,555       0.1%
    JPMorgan Chase & Co.                  1,554,077  98,310,911       0.7%
    Kansas City Life Insurance Co.              800      35,904       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
*   KCG Holdings, Inc. Class A               26,722 $   343,110       0.0%
#*  Kearny Financial Corp.                   96,018   1,280,880       0.0%
#   Kemper Corp.                            133,234   5,018,925       0.0%
    Kennedy-Wilson Holdings, Inc.           110,570   2,739,925       0.0%
    Kentucky First Federal Bancorp            3,283      26,953       0.0%
    KeyCorp                                 810,936  11,718,025       0.1%
#*  Ladenburg Thalmann Financial Services,
      Inc.                                    7,506      25,295       0.0%
    Lake Shore Bancorp, Inc.                    449       6,062       0.0%
    Lakeland Bancorp, Inc.                   53,747     610,028       0.0%
    Lakeland Financial Corp.                 30,274   1,182,200       0.0%
    Landmark Bancorp, Inc.                    3,143      81,152       0.0%
    LegacyTexas Financial Group, Inc.        67,844   1,726,630       0.0%
    Legg Mason, Inc.                        211,416  11,131,052       0.1%
#*  LendingTree, Inc.                        18,558   1,021,247       0.0%
    Leucadia National Corp.                 346,488   8,236,020       0.1%
    Lincoln National Corp.                  239,090  13,506,194       0.1%
    LNB Bancorp, Inc.                        13,999     251,702       0.0%
    Loews Corp.                             236,408   9,844,029       0.1%
    Louisiana Bancorp, Inc.                   3,600      74,916       0.0%
#   LPL Financial Holdings, Inc.            192,308   7,782,705       0.1%
#   M&T Bank Corp.                          112,759  13,493,870       0.1%
#   Macatawa Bank Corp.                      39,247     206,047       0.0%
    Mackinac Financial Corp.                  1,016      11,227       0.0%
*   Magyar Bancorp, Inc.                      2,122      18,260       0.0%
#   Maiden Holdings, Ltd.                   163,574   2,376,730       0.0%
    MainSource Financial Group, Inc.         31,208     600,754       0.0%
*   Malvern Bancorp, Inc.                     2,294      30,969       0.0%
    Manning & Napier, Inc.                    3,895      41,404       0.0%
*   Marcus & Millichap, Inc.                 13,156     465,459       0.0%
#*  Markel Corp.                             16,395  12,142,793       0.1%
#   MarketAxess Holdings, Inc.               55,975   4,805,454       0.0%
    Marlin Business Services Corp.           22,489     449,105       0.0%
    Marsh & McLennan Cos., Inc.             136,386   7,659,438       0.1%
*   Maui Land & Pineapple Co., Inc.           7,073      40,104       0.0%
#   MB Financial, Inc.                      169,406   5,104,203       0.0%
*   MBIA, Inc.                              469,686   4,109,753       0.0%
*   MBT Financial Corp.                      13,759      78,977       0.0%
    McGraw Hill Financial, Inc.              56,510   5,893,993       0.0%
#   Meadowbrook Insurance Group, Inc.        75,195     642,165       0.0%
#   Mercantile Bank Corp.                    17,891     354,600       0.0%
    Merchants Bancshares, Inc.                9,216     271,503       0.0%
#   Mercury General Corp.                   100,938   5,545,534       0.0%
*   Meridian Bancorp, Inc.                   72,664     933,732       0.0%
    Meta Financial Group, Inc.                3,022     123,630       0.0%
    MetLife, Inc.                           390,841  20,046,235       0.1%
    Metro Bancorp, Inc.                      21,433     549,542       0.0%
#*  MGIC Investment Corp.                   277,958   2,896,322       0.0%
    Mid Penn Bancorp, Inc.                    1,624      25,318       0.0%
#   MidSouth Bancorp, Inc.                   12,123     157,235       0.0%
#   MidWestOne Financial Group, Inc.          7,672     224,406       0.0%
    Montpelier Re Holdings, Ltd.            100,596   3,833,714       0.0%
    Moody's Corp.                            79,899   8,590,740       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    Morgan Stanley                          616,044 $22,984,602       0.2%
*   MSB Financial Corp.                       1,360      15,728       0.0%
    MSCI, Inc.                              190,020  11,627,324       0.1%
    MutualFirst Financial, Inc.               6,697     144,320       0.0%
    NASDAQ OMX Group, Inc. (The)            216,461  10,526,498       0.1%
    National Bank Holdings Corp. Class A     21,800     414,200       0.0%
#   National Interstate Corp.                27,018     757,044       0.0%
    National Penn Bancshares, Inc.          412,923   4,294,399       0.0%
    National Security Group, Inc. (The)         977      14,039       0.0%
    National Western Life Insurance Co.
      Class A                                 3,917     938,552       0.0%
*   Nationstar Mortgage Holdings, Inc.       21,130     530,363       0.0%
*   Naugatuck Valley Financial Corp.          2,250      20,903       0.0%
    Navient Corp.                           446,017   8,715,172       0.1%
*   Navigators Group, Inc. (The)             30,146   2,352,895       0.0%
#   NBT Bancorp, Inc.                        78,418   1,893,795       0.0%
    Nelnet, Inc. Class A                     70,105   3,138,601       0.0%
#   New Hampshire Thrift Bancshares, Inc.     5,906      91,838       0.0%
#   New York Community Bancorp, Inc.        433,346   7,449,218       0.1%
#   NewBridge Bancorp                        78,276     630,122       0.0%
#*  NewStar Financial, Inc.                  72,656     835,544       0.0%
*   Nicholas Financial, Inc.                  8,516     107,557       0.0%
    Northeast Bancorp                           301       2,814       0.0%
    Northeast Community Bancorp, Inc.        10,493      79,642       0.0%
    Northern Trust Corp.                    186,685  13,656,008       0.1%
#   Northfield Bancorp, Inc.                107,800   1,555,554       0.0%
#   Northrim BanCorp, Inc.                    8,061     200,880       0.0%
    NorthStar Asset Management Group, Inc.   58,474   1,229,708       0.0%
    Northway Financial, Inc.                  2,363      49,387       0.0%
    Northwest Bancshares, Inc.              238,844   2,940,170       0.0%
#   Norwood Financial Corp.                   2,272      67,910       0.0%
#   Ocean Shore Holding Co.                   9,412     147,015       0.0%
    OceanFirst Financial Corp.               30,564     512,864       0.0%
#*  Ocwen Financial Corp.                   183,013   1,553,780       0.0%
    OFG Bancorp                             131,305   1,850,087       0.0%
    Ohio Valley Banc Corp.                    3,467      77,886       0.0%
#   Old Line Bancshares, Inc.                 5,359      86,066       0.0%
    Old National Bancorp.                   258,308   3,528,487       0.0%
    Old Point Financial Corp.                   700      10,521       0.0%
#   Old Republic International Corp.        476,692   7,288,621       0.1%
*   Old Second Bancorp, Inc.                 13,666      80,424       0.0%
    OneBeacon Insurance Group, Ltd. Class A  53,587     808,092       0.0%
    Oppenheimer Holdings, Inc. Class A       13,829     330,375       0.0%
    Oritani Financial Corp.                  96,512   1,438,029       0.0%
    Pacific Continental Corp.                28,972     373,739       0.0%
*   Pacific Mercantile Bancorp               10,106      72,662       0.0%
*   Pacific Premier Bancorp, Inc.            29,377     460,044       0.0%
#   PacWest Bancorp                         205,608   9,272,921       0.1%
#   Park National Corp.                      21,931   1,810,623       0.0%
    Park Sterling Corp.                      27,958     187,319       0.0%
    PartnerRe, Ltd.                          98,332  12,586,496       0.1%
*   Patriot National Bancorp, Inc.              130       2,015       0.0%
#   Peapack Gladstone Financial Corp.        14,506     303,611       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
#   Penns Woods Bancorp, Inc.                 6,223 $   271,261       0.0%
*   PennyMac Financial Services, Inc.
      Class A                                 1,234      23,298       0.0%
#   People's United Financial, Inc.         577,455   8,725,345       0.1%
    Peoples Bancorp of North Carolina,
      Inc.                                    4,359      80,642       0.0%
    Peoples Bancorp, Inc.(709788202)          1,479      46,441       0.0%
    Peoples Bancorp, Inc.(709789101)         19,085     442,581       0.0%
#*  PHH Corp.                                85,169   2,139,445       0.0%
#*  Phoenix Cos., Inc. (The)                  8,763     298,906       0.0%
*   PICO Holdings, Inc.                      38,215     688,252       0.0%
    Pinnacle Financial Partners, Inc.        63,406   3,021,296       0.0%
#*  Piper Jaffray Cos.                       23,362   1,178,613       0.0%
    PNC Financial Services Group, Inc.
      (The)                                 224,520  20,595,220       0.2%
*   Popular, Inc.                           204,461   6,630,670       0.1%
#*  PRA Group, Inc.                         112,149   6,142,961       0.1%
    Preferred Bank                            4,437     125,035       0.0%
    Premier Financial Bancorp, Inc.           6,752     100,537       0.0%
    Primerica, Inc.                         123,812   5,722,591       0.0%
    Principal Financial Group, Inc.         329,033  16,820,167       0.1%
    PrivateBancorp, Inc.                    161,925   6,002,560       0.0%
    ProAssurance Corp.                      112,575   5,060,246       0.0%
    Progressive Corp. (The)                 643,857  17,165,228       0.1%
    Prosperity Bancshares, Inc.             107,624   5,740,664       0.0%
    Provident Financial Holdings, Inc.       13,977     231,319       0.0%
    Provident Financial Services, Inc.      119,842   2,157,156       0.0%
    Prudential Bancorp, Inc.                  6,262      81,970       0.0%
    Prudential Financial, Inc.              194,894  15,903,350       0.1%
    PSB Holdings, Inc.                        3,341      25,458       0.0%
    Pulaski Financial Corp.                  14,284     188,834       0.0%
#   Pzena Investment Management, Inc.
      Class A                                 7,981      73,425       0.0%
    QC Holdings, Inc.                        17,425      35,373       0.0%
    QCR Holdings, Inc.                        3,047      56,491       0.0%
#   Radian Group, Inc.                      195,407   3,489,969       0.0%
    Raymond James Financial, Inc.           160,094   9,050,114       0.1%
#   RCS Capital Corp. Class A                26,246     225,453       0.0%
*   Realogy Holdings Corp.                  154,811   7,339,590       0.1%
#*  Regional Management Corp.                 4,340      70,091       0.0%
    Regions Financial Corp.               1,268,728  12,471,596       0.1%
    Reinsurance Group of America, Inc.      125,455  11,494,187       0.1%
    RenaissanceRe Holdings, Ltd.            103,667  10,624,831       0.1%
    Renasant Corp.                           54,685   1,624,691       0.0%
    Republic Bancorp, Inc. Class A           27,977     665,293       0.0%
#*  Republic First Bancorp, Inc.             20,055      72,198       0.0%
#   Resource America, Inc. Class A           36,988     315,878       0.0%
    Riverview Bancorp, Inc.                  12,542      55,561       0.0%
#   RLI Corp.                                84,668   4,204,613       0.0%
*   Royal Bancshares of Pennsylvania,
      Inc. Class A                           13,512      24,322       0.0%
#   S&T Bancorp, Inc.                        54,103   1,455,371       0.0%
#*  Safeguard Scientifics, Inc.              45,290     814,767       0.0%
    Safety Insurance Group, Inc.             60,217   3,501,619       0.0%
    Salisbury Bancorp, Inc.                   1,248      37,752       0.0%
#   Sandy Spring Bancorp, Inc.               41,811   1,089,595       0.0%
    Santander Consumer USA Holdings, Inc.     4,600     113,574       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    SB Financial Group, Inc.                  2,715 $    29,485       0.0%
#*  Seacoast Banking Corp. of Florida        12,166     169,837       0.0%
*   Security National Financial Corp.
      Class A                                 5,397      31,357       0.0%
    SEI Investments Co.                     105,678   4,825,257       0.0%
*   Select Bancorp, Inc.                      2,277      16,053       0.0%
    Selective Insurance Group, Inc.         109,095   2,939,019       0.0%
*   Shore Bancshares, Inc.                    6,595      60,740       0.0%
    SI Financial Group, Inc.                 10,889     131,430       0.0%
*   Siebert Financial Corp.                   8,302      13,864       0.0%
    Sierra Bancorp                           18,333     300,295       0.0%
*   Signature Bank                           76,997  10,324,528       0.1%
#   Simmons First National Corp. Class A     38,555   1,686,781       0.0%
    SLM Corp.                             1,145,986  11,677,597       0.1%
#   South State Corp.                        43,954   2,976,565       0.0%
*   Southcoast Financial Corp.                5,485      45,251       0.0%
*   Southern First Bancshares, Inc.           3,032      54,576       0.0%
    Southern Missouri Bancorp, Inc.           2,922      55,138       0.0%
#   Southern National Bancorp of
      Virginia, Inc.                          1,825      21,535       0.0%
    Southside Bancshares, Inc.               43,644   1,192,362       0.0%
    Southwest Bancorp, Inc.                  30,163     519,708       0.0%
    Southwest Georgia Financial Corp.         1,954      26,701       0.0%
#*  Springleaf Holdings, Inc.                65,993   3,299,650       0.0%
#*  St Joe Co. (The)                        106,833   1,864,236       0.0%
#   StanCorp Financial Group, Inc.           97,195   7,005,816       0.1%
    State Auto Financial Corp.               54,992   1,298,911       0.0%
    State Bank Financial Corp.                4,930      98,649       0.0%
    State Street Corp.                      181,410  13,990,339       0.1%
    Sterling Bancorp.                       169,985   2,206,405       0.0%
    Stewart Information Services Corp.       57,394   2,094,881       0.0%
*   Stifel Financial Corp.                  123,457   6,523,468       0.1%
#   Stock Yards Bancorp, Inc.                23,332     811,954       0.0%
*   Stratus Properties, Inc.                  6,860      93,330       0.0%
    Suffolk Bancorp                          19,605     469,736       0.0%
    Summit State Bank                         4,397      59,579       0.0%
#*  Sun Bancorp, Inc.                        10,180     192,707       0.0%
    SunTrust Banks, Inc.                    216,237   8,973,835       0.1%
    Susquehanna Bancshares, Inc.            454,919   6,114,111       0.1%
    Sussex Bancorp                            3,771      42,235       0.0%
*   SVB Financial Group                     107,827  14,315,113       0.1%
    Symetra Financial Corp.                 214,102   5,084,923       0.0%
    Synovus Financial Corp.                 260,647   7,209,496       0.1%
    T Rowe Price Group, Inc.                 56,211   4,563,209       0.0%
    TCF Financial Corp.                     462,700   7,245,882       0.1%
#   TD Ameritrade Holding Corp.             441,139  15,991,289       0.1%
#*  Tejon Ranch Co.                          35,723     882,358       0.0%
#   Territorial Bancorp, Inc.                16,671     385,100       0.0%
#   Teton Advisors, Inc. Class A                 95       4,584       0.0%
#*  Texas Capital Bancshares, Inc.           69,835   3,677,511       0.0%
    TFS Financial Corp.                     364,500   5,328,990       0.0%
    Timberland Bancorp, Inc.                  5,770      60,008       0.0%
#   Tompkins Financial Corp.                 22,276   1,161,693       0.0%
#   Torchmark Corp.                         151,242   8,486,189       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Financials -- (Continued)
#   TowneBank                               46,813 $    774,755       0.0%
    Travelers Cos., Inc. (The)             263,260   26,618,219       0.2%
    Trico Bancshares                        26,192      610,797       0.0%
#*  Trinity Place Holdings, Inc.            10,474       86,934       0.0%
#   TrustCo Bank Corp. NY                  185,472    1,237,098       0.0%
#   Trustmark Corp.                        166,754    3,968,745       0.0%
    U.S. Bancorp.                        1,031,884   44,236,867       0.3%
    UMB Financial Corp.                     81,804    4,073,021       0.0%
#   Umpqua Holdings Corp.                  394,161    6,704,679       0.1%
*   Unico American Corp.                       100        1,060       0.0%
    Union Bankshares Corp.                  77,542    1,687,314       0.0%
#   Union Bankshares, Inc.                   2,439       66,438       0.0%
    United Bancshares, Inc.                  2,086       31,196       0.0%
#   United Bankshares, Inc.                154,184    5,794,235       0.0%
    United Community Bancorp                 1,156       14,739       0.0%
    United Community Banks, Inc.            85,916    1,598,897       0.0%
    United Community Financial Corp.        11,197       60,352       0.0%
    United Financial Bancorp, Inc.          85,307    1,087,664       0.0%
    United Fire Group, Inc.                 51,432    1,536,274       0.0%
#   United Insurance Holdings Corp.         28,688      477,081       0.0%
*   United Security Bancshares               9,036       45,722       0.0%
    Unity Bancorp, Inc.                      6,414       59,394       0.0%
#   Universal Insurance Holdings, Inc.     150,804    3,622,312       0.0%
    Univest Corp. of Pennsylvania           42,826      835,535       0.0%
    Unum Group                             232,854    7,954,293       0.1%
    Validus Holdings, Ltd.                 182,557    7,636,359       0.1%
#   Valley National Bancorp                386,479    3,644,497       0.0%
    Virtus Investment Partners, Inc.        14,809    1,978,779       0.0%
    Voya Financial, Inc.                   141,329    5,983,870       0.0%
    VSB Bancorp, Inc.                          134        1,665       0.0%
#   Waddell & Reed Financial, Inc.
      Class A                              106,899    5,272,259       0.0%
*   Walker & Dunlop, Inc.                   35,096      671,737       0.0%
#   Washington Federal, Inc.               285,088    6,157,901       0.1%
#   Washington Trust Bancorp, Inc.          27,709    1,025,787       0.0%
    Waterstone Financial, Inc.              28,800      366,912       0.0%
    Wayne Savings Bancshares, Inc.           1,615       21,463       0.0%
    Webster Financial Corp.                226,949    8,131,583       0.1%
    Wells Fargo & Co.                    2,946,809  162,369,176       1.1%
    WesBanco, Inc.                          68,242    2,150,305       0.0%
#   West Bancorporation, Inc.               23,486      445,295       0.0%
#   Westamerica Bancorporation              51,150    2,227,583       0.0%
*   Western Alliance Bancorp               183,350    5,669,182       0.0%
    Westfield Financial, Inc.               39,650      307,288       0.0%
#   Westwood Holdings Group, Inc.            9,820      575,354       0.0%
    White Mountains Insurance Group,
      Ltd.                                     133       89,904       0.0%
    Willis Group Holdings P.L.C.           160,534    7,806,768       0.1%
    Wilshire Bancorp, Inc.                 212,972    2,246,855       0.0%
    Wintrust Financial Corp.               128,137    6,245,397       0.1%
#   WisdomTree Investments, Inc.           213,335    4,061,898       0.0%
#*  World Acceptance Corp.                  24,217    2,049,243       0.0%
#   WR Berkley Corp.                       160,249    7,850,599       0.1%
    WSFS Financial Corp.                     6,053      430,792       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE+     OF NET ASSETS**
                                         ------- -------------- ---------------
Financials -- (Continued)
    WVS Financial Corp.                    2,157 $       26,725       0.0%
    XL Group P.L.C.                      280,092     10,385,811       0.1%
*   Yadkin Financial Corp.                12,028        236,711       0.0%
    Zions Bancorporation                 343,626      9,736,643       0.1%
                                                 --------------      ----
Total Financials                                  2,341,201,839      16.2%
                                                 --------------      ----
Health Care -- (10.3%)
#   Abaxis, Inc.                          16,540      1,058,560       0.0%
    Abbott Laboratories                  348,984     16,199,837       0.1%
    AbbVie, Inc.                         305,517     19,754,729       0.1%
#*  Acadia Healthcare Co., Inc.           68,765      4,710,403       0.0%
#*  ACADIA Pharmaceuticals, Inc.          32,290      1,103,349       0.0%
#*  Accelerate Diagnostics, Inc.           2,471         56,339       0.0%
*   Accretive Health, Inc.                10,626         59,718       0.0%
    Aceto Corp.                           63,518      1,230,979       0.0%
#*  Acorda Therapeutics, Inc.             59,807      1,798,396       0.0%
*   Actavis P.L.C.                       178,521     50,496,450       0.4%
#   Adcare Health Systems, Inc.            4,107         16,551       0.0%
*   Addus HomeCare Corp.                  19,905        534,250       0.0%
    Aetna, Inc.                          247,437     26,443,592       0.2%
#*  Affymetrix, Inc.                     129,136      1,566,420       0.0%
    Agilent Technologies, Inc.           236,055      9,765,595       0.1%
#*  Agios Pharmaceuticals, Inc.           12,053      1,112,974       0.0%
#*  Air Methods Corp.                    124,711      5,699,293       0.1%
#*  Akorn, Inc.                          123,366      5,136,960       0.0%
#*  Albany Molecular Research, Inc.       57,748      1,042,929       0.0%
*   Alere, Inc.                          142,568      6,769,129       0.1%
*   Alexion Pharmaceuticals, Inc.         36,176      6,122,064       0.1%
#*  Align Technology, Inc.                98,731      5,809,332       0.1%
*   Alkermes P.L.C.                       49,654      2,749,342       0.0%
*   Alliance HealthCare Services, Inc.    12,755        271,299       0.0%
*   Allied Healthcare Products, Inc.       6,964         10,585       0.0%
#*  Allscripts Healthcare Solutions,
      Inc.                               313,825      4,173,873       0.0%
*   Almost Family, Inc.                   16,697        722,646       0.0%
#*  Alnylam Pharmaceuticals, Inc.         40,755      4,151,712       0.0%
#*  Alphatec Holdings, Inc.               95,998        136,317       0.0%
#*  AMAG Pharmaceuticals, Inc.            27,690      1,411,359       0.0%
#*  Amedisys, Inc.                        56,578      1,573,434       0.0%
*   American Shared Hospital Services      4,179         11,116       0.0%
    AmerisourceBergen Corp.              109,181     12,479,388       0.1%
    Amgen, Inc.                          233,507     36,873,090       0.3%
*   AMN Healthcare Services, Inc.        111,494      2,543,178       0.0%
#*  Amsurg Corp.                         115,823      7,264,419       0.1%
*   Anacor Pharmaceuticals, Inc.          12,910        680,228       0.0%
#   Analogic Corp.                        20,723      1,751,094       0.0%
*   AngioDynamics, Inc.                   61,006      1,018,190       0.0%
#*  ANI Pharmaceuticals, Inc.              1,410         85,982       0.0%
#*  Anika Therapeutics, Inc.              53,817      1,836,236       0.0%
    Anthem, Inc.                         203,028     30,643,016       0.2%
#*  Anthera Pharmaceuticals, Inc.         17,924         76,894       0.0%
*   Arqule, Inc.                          26,787         54,913       0.0%
*   Arrhythmia Research Technology, Inc.   1,790         12,226       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
#*  athenahealth, Inc.                       19,206 $ 2,355,808       0.0%
    Atrion Corp.                              3,813   1,238,653       0.0%
    Baxter International, Inc.              129,349   8,891,450       0.1%
    Becton Dickinson and Co.                 54,744   7,711,787       0.1%
*   Bio-Rad Laboratories, Inc. Class A       41,571   5,589,221       0.1%
*   Bio-Rad Laboratories, Inc. Class B        2,960     405,520       0.0%
#*  Bio-Reference Laboratories, Inc.         36,510   1,209,211       0.0%
    Bio-Techne Corp.                         36,711   3,522,788       0.0%
#*  Bioanalytical Systems, Inc.               2,068       4,157       0.0%
*   Biogen, Inc.                             37,807  14,137,172       0.1%
*   BioMarin Pharmaceutical, Inc.            35,450   3,972,173       0.0%
#*  BioScrip, Inc.                          183,767     863,705       0.0%
#*  Biospecifics Technologies Corp.           3,745     143,471       0.0%
*   Biota Pharmaceuticals, Inc.               5,213      11,834       0.0%
#*  BioTelemetry, Inc.                       40,437     323,900       0.0%
*   Bluebird Bio, Inc.                       10,367   1,380,781       0.0%
*   Boston Scientific Corp.                 946,021  16,858,094       0.1%
*   Bovie Medical Corp.                      16,167      49,633       0.0%
    Bristol-Myers Squibb Co.                238,259  15,184,246       0.1%
#*  Brookdale Senior Living, Inc.           152,873   5,538,589       0.1%
#*  Bruker Corp.                            152,802   2,897,126       0.0%
*   Cambrex Corp.                            85,291   3,282,851       0.0%
    Cantel Medical Corp.                     67,806   3,037,031       0.0%
#*  Capital Senior Living Corp.              65,011   1,701,338       0.0%
    Cardinal Health, Inc.                   103,083   8,694,020       0.1%
*   Catalyst Pharmaceutical Partners, Inc.      890       2,812       0.0%
*   Celgene Corp.                           144,936  15,661,784       0.1%
#*  Celsion Corp.                             1,650       4,521       0.0%
*   Centene Corp.                           143,846   8,917,014       0.1%
#*  Cepheid                                  23,706   1,329,907       0.0%
*   Cerner Corp.                             52,076   3,739,578       0.0%
*   Charles River Laboratories
      International, Inc.                   114,374   7,910,106       0.1%
#   Chemed Corp.                             36,048   4,154,532       0.0%
    Cigna Corp.                             203,814  25,403,377       0.2%
*   Cogentix Medical, Inc.                    2,010       3,196       0.0%
#*  Community Health Systems, Inc.          343,259  18,426,143       0.1%
#   Computer Programs & Systems, Inc.        22,595   1,182,396       0.0%
    CONMED Corp.                             45,747   2,297,872       0.0%
    Cooper Cos., Inc. (The)                  51,648   9,196,959       0.1%
*   Corvel Corp.                             34,569   1,235,496       0.0%
    CR Bard, Inc.                            34,065   5,674,548       0.1%
*   Cross Country Healthcare, Inc.           57,704     640,514       0.0%
    CryoLife, Inc.                           59,677     608,705       0.0%
*   Cumberland Pharmaceuticals, Inc.         29,618     194,294       0.0%
*   Cutera, Inc.                             22,365     304,611       0.0%
*   Cyberonics, Inc.                         59,128   3,601,486       0.0%
*   Cynosure, Inc. Class A                   45,485   1,520,109       0.0%
*   DaVita HealthCare Partners, Inc.        313,677  25,439,205       0.2%
    Daxor Corp.                               1,582      12,181       0.0%
    DENTSPLY International, Inc.             96,933   4,943,583       0.0%
#*  Depomed, Inc.                           188,325   4,380,440       0.0%
*   DexCom, Inc.                             25,640   1,732,495       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
    Digirad Corp.                            23,800 $   100,198       0.0%
*   Durect Corp.                             40,784      80,344       0.0%
*   Dyax Corp.                               41,144     983,753       0.0%
#*  Dynavax Technologies Corp.                2,374      47,753       0.0%
*   Edwards Lifesciences Corp.               49,280   6,241,312       0.1%
    Eli Lilly & Co.                         190,416  13,685,198       0.1%
#*  Emergent Biosolutions, Inc.              62,518   1,856,159       0.0%
#*  Endo International P.L.C.               134,227  11,283,793       0.1%
    Ensign Group, Inc. (The)                 49,812   2,097,583       0.0%
#*  EnteroMedics, Inc.                          417         480       0.0%
*   Envision Healthcare Holdings, Inc.      118,914   4,513,975       0.0%
*   Enzo Biochem, Inc.                       53,941     151,035       0.0%
*   Exactech, Inc.                           21,340     466,279       0.0%
#*  ExamWorks Group, Inc.                    72,160   2,954,952       0.0%
#*  Express Scripts Holding Co.             542,091  46,836,662       0.3%
*   Five Star Quality Care, Inc.             85,866     364,931       0.0%
*   Genesis Healthcare, Inc.                 34,371     237,504       0.0%
*   Gilead Sciences, Inc.                   289,862  29,134,030       0.2%
#*  Globus Medical, Inc. Class A            127,280   3,040,719       0.0%
*   Greatbatch, Inc.                         42,040   2,266,797       0.0%
*   Haemonetics Corp.                        90,565   3,670,599       0.0%
#*  Halyard Health, Inc.                     15,085     731,321       0.0%
#*  Hanger, Inc.                             55,584   1,241,747       0.0%
#*  Harvard Apparatus Regenerative
      Technology, Inc.                       10,276      27,745       0.0%
*   Harvard Bioscience, Inc.                 41,105     228,133       0.0%
*   HCA Holdings, Inc.                       46,506   3,441,909       0.0%
*   Health Net, Inc.                        155,519   8,188,075       0.1%
#   HealthSouth Corp.                        87,113   3,939,250       0.0%
*   HealthStream, Inc.                       26,746     774,029       0.0%
*   Healthways, Inc.                         69,463   1,208,656       0.0%
#*  Henry Schein, Inc.                       78,546  10,768,657       0.1%
    Hill-Rom Holdings, Inc.                 165,472   8,263,672       0.1%
#*  HMS Holdings Corp.                      131,119   2,230,334       0.0%
*   Hologic, Inc.                           270,918   9,140,773       0.1%
*   Horizon Pharma P.L.C.                    41,700   1,172,604       0.0%
*   Hospira, Inc.                           117,874  10,289,221       0.1%
    Humana, Inc.                            169,557  28,078,639       0.2%
*   Hyperion Therapeutics, Inc.               4,368     200,753       0.0%
*   ICU Medical, Inc.                        25,611   2,160,800       0.0%
#*  Idera Pharmaceuticals, Inc.              30,405      85,438       0.0%
#*  IDEXX Laboratories, Inc.                 28,740   3,603,134       0.0%
*   Illumina, Inc.                           20,707   3,815,265       0.0%
#*  Impax Laboratories, Inc.                115,042   5,206,801       0.0%
#*  Incyte Corp.                             86,152   8,370,528       0.1%
*   Infinity Pharmaceuticals, Inc.           22,453     284,480       0.0%
#*  Insys Therapeutics, Inc.                  3,353     176,267       0.0%
#*  Integra LifeSciences Holdings Corp.      52,975   3,113,871       0.0%
#*  Intrexon Corp.                           29,553   1,147,543       0.0%
*   Intuitive Surgical, Inc.                  8,119   4,026,862       0.0%
    Invacare Corp.                           73,634   1,477,834       0.0%
#*  IPC Healthcare, Inc.                     38,101   1,863,901       0.0%
*   Iridex Corp.                              6,507      63,834       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Health Care -- (Continued)
#*     Isis Pharmaceuticals, Inc.           22,929 $  1,300,533       0.0%
#*     Jazz Pharmaceuticals P.L.C.          24,763    4,425,148       0.0%
       Johnson & Johnson                 1,210,460  120,077,632       0.8%
*      Juniper Pharmaceuticals, Inc.           811        5,985       0.0%
       Kewaunee Scientific Corp.             3,000       46,980       0.0%
       Kindred Healthcare, Inc.            164,674    3,779,268       0.0%
*      Laboratory Corp. of America
         Holdings                          128,019   15,305,952       0.1%
#      Landauer, Inc.                        5,650      182,269       0.0%
#*     Lannett Co., Inc.                    97,712    5,618,440       0.1%
       LeMaitre Vascular, Inc.              22,583      204,602       0.0%
*      LHC Group, Inc.                      30,502      977,894       0.0%
*      LifePoint Hospitals, Inc.            79,199    5,930,421       0.1%
#*     Ligand Pharmaceuticals, Inc.
         Class B                            38,993    3,027,417       0.0%
*      Luminex Corp.                        57,588      893,766       0.0%
*      Magellan Health, Inc.                68,784    4,354,027       0.0%
#*     Mallinckrodt P.L.C.                  97,158   10,996,342       0.1%
*      Masimo Corp.                        111,508    3,764,510       0.0%
#*     Mast Therapeutics, Inc.              25,886       13,202       0.0%
       McKesson Corp.                       55,424   12,381,722       0.1%
*      MedAssets, Inc.                     113,117    2,289,488       0.0%
(o)#*  MedCath Corp.                        26,258           --       0.0%
#*     Medicines Co. (The)                 154,535    3,957,641       0.0%
#*     MediciNova, Inc.                      5,363       20,808       0.0%
*      Medidata Solutions, Inc.              7,499      400,672       0.0%
#*     Medivation, Inc.                     33,536    4,049,137       0.0%
*      MEDNAX, Inc.                        163,040   11,539,971       0.1%
       Medtronic P.L.C.                    383,016   28,515,541       0.2%
       Merck & Co., Inc.                 1,265,005   75,343,698       0.5%
*      Merge Healthcare, Inc.               69,218      344,013       0.0%
#      Meridian Bioscience, Inc.            71,137    1,260,548       0.0%
*      Merit Medical Systems, Inc.          75,202    1,459,671       0.0%
#*     Mettler-Toledo International,
         Inc.                               12,711    4,029,514       0.0%
*      Misonix, Inc.                         8,260      107,628       0.0%
#*     Molina Healthcare, Inc.              94,870    5,619,150       0.1%
*      Momenta Pharmaceuticals, Inc.        88,278    1,540,451       0.0%
#*     Mylan NV                            115,253    8,328,182       0.1%
#*     Myriad Genetics, Inc.               134,178    4,431,899       0.0%
#      National Healthcare Corp.            20,065    1,270,115       0.0%
#      National Research Corp. Class A      29,412      424,121       0.0%
#      National Research Corp. Class B       4,902      170,345       0.0%
*      Natus Medical, Inc.                  58,055    2,189,254       0.0%
*      Neogen Corp.                         42,943    1,912,681       0.0%
*      Neurocrine Biosciences, Inc.         25,088      855,250       0.0%
#*     NewLink Genetics Corp.               10,777      480,654       0.0%
*      NuVasive, Inc.                       75,518    3,377,920       0.0%
#      Omnicare, Inc.                      139,465   12,270,131       0.1%
*      Omnicell, Inc.                       58,316    2,071,967       0.0%
#*     OncoGenex Pharmaceuticals, Inc.       1,700        3,417       0.0%
#*     Opko Health, Inc.                   375,397    5,165,463       0.0%
#*     OraSure Technologies, Inc.           60,788      382,964       0.0%
*      Orthofix International NV            34,348    1,109,784       0.0%
#      Owens & Minor, Inc.                 122,254    4,122,405       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Health Care -- (Continued)
#*  Pacific Biosciences of California,
      Inc.                                  29,425 $    151,833       0.0%
#*  Pacira Pharmaceuticals, Inc.            12,046      824,910       0.0%
*   Pain Therapeutics, Inc.                 50,349      102,712       0.0%
#   Paratek Pharmaceuticals, Inc.            1,918       46,665       0.0%
#*  PAREXEL International Corp.            121,708    7,737,586       0.1%
#   Patterson Cos., Inc.                   201,480    9,460,493       0.1%
#*  PDI, Inc.                               21,336       27,097       0.0%
#   PDL BioPharma, Inc.                    149,198      995,151       0.0%
    PerkinElmer, Inc.                      216,101   11,077,337       0.1%
#*  Pernix Therapeutics Holdings, Inc.       7,120       45,426       0.0%
    Perrigo Co. P.L.C.                      45,643    8,365,449       0.1%
    Pfizer, Inc.                         3,831,803  130,013,076       0.9%
#*  Pharmacyclics, Inc.                     11,655    2,986,011       0.0%
*   PharMerica Corp.                        76,347    2,188,105       0.0%
#*  PhotoMedex, Inc.                         7,613       15,683       0.0%
#*  Pozen, Inc.                             44,728      349,773       0.0%
#*  Premier, Inc. Class A                   16,029      607,499       0.0%
#*  Prestige Brands Holdings, Inc.         100,908    3,960,639       0.0%
#*  Progenics Pharmaceuticals, Inc.         99,984      494,921       0.0%
*   ProPhase Labs, Inc.                     19,981       25,775       0.0%
*   Providence Service Corp. (The)          43,998    1,870,795       0.0%
#*  pSivida Corp.                           22,452       88,910       0.0%
    Psychemedics Corp.                       1,810       28,200       0.0%
#*  Puma Biotechnology, Inc.                 9,263    1,672,713       0.0%
#   Quality Systems, Inc.                  107,722    1,679,925       0.0%
#   Quest Diagnostics, Inc.                145,614   10,399,752       0.1%
#*  Quidel Corp.                            50,738    1,182,195       0.0%
*   Quintiles Transnational Holdings,
      Inc.                                  24,612    1,621,439       0.0%
*   RadNet, Inc.                            84,189      705,504       0.0%
#*  Receptos, Inc.                          10,193    1,501,837       0.0%
*   Regeneron Pharmaceuticals, Inc.         21,372    9,776,835       0.1%
#*  Repligen Corp.                          51,897    1,531,480       0.0%
#   ResMed, Inc.                            67,431    4,311,538       0.0%
#*  Retractable Technologies, Inc.           7,725       31,750       0.0%
#*  Retrophin, Inc.                            799       17,210       0.0%
#*  Rigel Pharmaceuticals, Inc.            102,876      438,252       0.0%
#*  RTI Surgical, Inc.                      87,990      492,744       0.0%
#*  Sagent Pharmaceuticals, Inc.            44,442    1,035,943       0.0%
*   Sciclone Pharmaceuticals, Inc.         101,957      832,989       0.0%
#*  Seattle Genetics, Inc.                  40,404    1,387,473       0.0%
    Select Medical Holdings Corp.          295,880    4,305,054       0.0%
    Simulations Plus, Inc.                   4,400       25,740       0.0%
#*  Sirona Dental Systems, Inc.             84,358    7,824,205       0.1%
    Span-America Medical Systems, Inc.       3,812       74,372       0.0%
*   Special Diversified Opportunities,
      Inc.                                  14,178       16,305       0.0%
#*  Spectrum Pharmaceuticals, Inc.          95,574      539,993       0.0%
    St Jude Medical, Inc.                  107,707    7,544,875       0.1%
*   Stereotaxis, Inc.                        4,433        8,423       0.0%
#   STERIS Corp.                           120,859    8,037,123       0.1%
    Stryker Corp.                           65,580    6,049,099       0.1%
#*  Sucampo Pharmaceuticals, Inc.
      Class A                               55,350      983,016       0.0%
*   SunLink Health Systems, Inc.             3,122        4,745       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE+     OF NET ASSETS**
                                         ------- -------------- ---------------
Health Care -- (Continued)
*   Supernus Pharmaceuticals, Inc.        39,494 $      505,523       0.0%
*   Surgical Care Affiliates, Inc.        31,278      1,179,181       0.0%
*   SurModics, Inc.                       29,693        748,857       0.0%
*   Symmetry Surgical, Inc.               19,109        147,713       0.0%
#*  Synageva BioPharma Corp.              10,813        994,363       0.0%
*   Targacept, Inc.                       14,702         33,815       0.0%
*   Taro Pharmaceutical Industries, Ltd.  11,900      1,673,259       0.0%
*   Team Health Holdings, Inc.            71,306      4,247,698       0.0%
#   Teleflex, Inc.                        84,135     10,345,240       0.1%
#*  Tenet Healthcare Corp.               164,303      7,863,542       0.1%
#*  Theravance Biopharma, Inc.             3,588         57,408       0.0%
    Thermo Fisher Scientific, Inc.       221,155     27,794,760       0.2%
#*  Thoratec Corp.                        97,164      3,897,248       0.0%
*   Tornier NV                            25,474        659,012       0.0%
*   Triple-S Management Corp. Class B     51,476        963,631       0.0%
#*  United Therapeutics Corp.             60,724      9,697,016       0.1%
    UnitedHealth Group, Inc.             576,403     64,211,294       0.5%
*   Universal American Corp.             155,470      1,553,145       0.0%
    Universal Health Services, Inc.
      Class B                            110,174     12,884,849       0.1%
    US Physical Therapy, Inc.             31,950      1,506,762       0.0%
    Utah Medical Products, Inc.            6,006        323,783       0.0%
#*  Varian Medical Systems, Inc.          38,472      3,418,237       0.0%
*   Vascular Solutions, Inc.              31,530      1,010,852       0.0%
*   VCA, Inc.                            174,938      8,916,590       0.1%
#*  Veeva Systems, Inc. Class A           21,404        568,276       0.0%
*   Vertex Pharmaceuticals, Inc.          30,622      3,775,080       0.0%
*   Vical, Inc.                           19,691         18,706       0.0%
*   Waters Corp.                          23,578      2,951,730       0.0%
#*  WellCare Health Plans, Inc.           84,049      6,507,914       0.1%
#   West Pharmaceutical Services, Inc.   114,100      6,079,248       0.1%
#*  Wright Medical Group, Inc.            77,860      1,975,308       0.0%
    Zimmer Holdings, Inc.                107,918     11,853,713       0.1%
    Zoetis, Inc.                         592,493     26,318,539       0.2%
                                                 --------------      ----
Total Health Care                                 1,652,386,401      11.4%
                                                 --------------      ----
Industrials -- (13.2%)
    3M Co.                               139,848     21,870,829       0.2%
    AAON, Inc.                            90,888      2,178,585       0.0%
    AAR Corp.                             69,064      2,088,495       0.0%
    ABM Industries, Inc.                 109,548      3,511,013       0.0%
#   Acacia Research Corp.                 71,606        789,098       0.0%
*   ACCO Brands Corp.                    227,749      1,792,385       0.0%
*   Accuride Corp.                        34,436        140,499       0.0%
    Acme United Corp.                      2,302         42,529       0.0%
*   Active Power, Inc.                       920          2,125       0.0%
    Actuant Corp. Class A                121,522      2,894,654       0.0%
    Acuity Brands, Inc.                   38,296      6,393,517       0.1%
#*  Adept Technology, Inc.                14,123         86,292       0.0%
#   ADT Corp. (The)                      279,461     10,507,734       0.1%
#*  Advisory Board Co. (The)              40,394      2,096,045       0.0%
#*  AECOM                                301,776      9,524,051       0.1%
*   Aegion Corp.                          89,592      1,650,285       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
*   AeroCentury Corp.                         1,459 $    16,530       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.        91,454   1,797,986       0.0%
#*  Aerovironment, Inc.                      45,391   1,162,010       0.0%
#   AGCO Corp.                              196,015  10,096,733       0.1%
#   Air Lease Corp.                         152,230   5,880,645       0.1%
*   Air Transport Services Group, Inc.      121,720   1,134,430       0.0%
    Aircastle, Ltd.                          23,816     571,108       0.0%
    Alamo Group, Inc.                        20,867   1,289,163       0.0%
    Alaska Air Group, Inc.                  263,148  16,857,261       0.1%
    Albany International Corp. Class A       52,009   2,038,753       0.0%
    Allegiant Travel Co.                     38,450   5,912,072       0.1%
    Allegion P.L.C.                          52,413   3,205,055       0.0%
    Allied Motion Technologies, Inc.         19,010     557,373       0.0%
    Allison Transmission Holdings, Inc.     416,927  12,791,320       0.1%
#   Altra Industrial Motion Corp.            57,457   1,515,141       0.0%
    AMERCO                                   35,254  11,353,198       0.1%
#*  Ameresco, Inc. Class A                   37,184     249,876       0.0%
    American Airlines Group, Inc.           199,017   9,609,536       0.1%
#   American Railcar Industries, Inc.        39,572   2,098,899       0.0%
#   American Science & Engineering, Inc.     13,726     513,627       0.0%
#*  American Superconductor Corp.               952       6,159       0.0%
#*  American Woodmark Corp.                  36,533   1,852,223       0.0%
    AMETEK, Inc.                            237,482  12,448,806       0.1%
#*  AMREP Corp.                               9,572      49,583       0.0%
    AO Smith Corp.                          120,046   7,670,939       0.1%
    Apogee Enterprises, Inc.                 62,277   3,277,016       0.0%
    Applied Industrial Technologies, Inc.    78,223   3,267,375       0.0%
*   ARC Document Solutions, Inc.            121,704   1,039,352       0.0%
    ArcBest Corp.                            42,847   1,529,638       0.0%
    Argan, Inc.                              48,620   1,570,912       0.0%
*   Armstrong World Industries, Inc.        133,715   7,319,559       0.1%
*   Arotech Corp.                             5,156      14,334       0.0%
    Astec Industries, Inc.                   42,098   1,771,484       0.0%
*   Astronics Corp.                          25,681   1,728,588       0.0%
#*  Astronics Corp. Class B                   8,343     574,416       0.0%
#*  Atlas Air Worldwide Holdings, Inc.       67,257   3,278,106       0.0%
*   Avalon Holdings Corp. Class A             1,202       4,327       0.0%
*   Avis Budget Group, Inc.                 298,161  16,142,437       0.1%
#   AZZ, Inc.                                52,954   2,456,536       0.0%
#   B/E Aerospace, Inc.                     114,075   6,820,544       0.1%
    Babcock & Wilcox Co. (The)              190,448   6,155,279       0.1%
#   Baltic Trading, Ltd.                     21,705      30,821       0.0%
    Barnes Group, Inc.                      109,720   4,399,772       0.0%
#   Barrett Business Services, Inc.          13,746     611,285       0.0%
*   Beacon Roofing Supply, Inc.              96,324   2,862,749       0.0%
#*  Blount International, Inc.              179,284   2,377,306       0.0%
#*  BlueLinx Holdings, Inc.                  86,144      92,174       0.0%
    Boeing Co. (The)                        124,433  17,836,226       0.1%
    Brady Corp. Class A                      86,301   2,298,196       0.0%
*   Breeze-Eastern Corp.                     12,352     125,990       0.0%
#   Briggs & Stratton Corp.                  95,581   1,868,609       0.0%
#   Brink's Co. (The)                       116,235   3,076,740       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
*   Broadwind Energy, Inc.                    2,072 $     8,226       0.0%
#*  Builders FirstSource, Inc.              117,291   1,496,633       0.0%
*   CAI International, Inc.                  38,073     906,899       0.0%
    Carlisle Cos., Inc.                     135,426  13,068,609       0.1%
#*  Casella Waste Systems, Inc. Class A      69,347     380,022       0.0%
#   Caterpillar, Inc.                       256,407  22,276,640       0.2%
#*  CBIZ, Inc.                              119,873   1,083,652       0.0%
    CDI Corp.                                32,781     447,133       0.0%
    Ceco Environmental Corp.                 31,518     371,597       0.0%
    Celadon Group, Inc.                      63,191   1,632,855       0.0%
#   CH Robinson Worldwide, Inc.              67,324   4,334,992       0.0%
*   Chart Industries, Inc.                   42,909   1,739,960       0.0%
#   Chicago Bridge & Iron Co. NV             46,220   2,202,383       0.0%
    Chicago Rivet & Machine Co.                 653      19,969       0.0%
    Cintas Corp.                            111,276   8,896,516       0.1%
    CIRCOR International, Inc.               30,383   1,660,127       0.0%
    Civeo Corp.                             196,714     918,654       0.0%
#   CLARCOR, Inc.                            95,711   6,221,215       0.1%
#*  Clean Harbors, Inc.                     106,884   5,905,341       0.1%
#*  Colfax Corp.                             89,372   4,431,957       0.0%
    Columbus McKinnon Corp.                  38,258     970,223       0.0%
    Comfort Systems USA, Inc.                78,626   1,626,772       0.0%
#*  Command Security Corp.                   10,654      21,628       0.0%
*   Commercial Vehicle Group, Inc.           30,504     175,703       0.0%
    Compx International, Inc.                 3,471      40,368       0.0%
#   Con-way, Inc.                           160,978   6,616,196       0.1%
*   Continental Building Products, Inc.       4,743     104,393       0.0%
*   Continental Materials Corp.               1,019      17,119       0.0%
#   Copa Holdings SA Class A                 51,254   5,683,556       0.1%
*   Copart, Inc.                            140,405   4,994,206       0.0%
    Corporate Executive Board Co. (The)      60,825   5,098,960       0.0%
    Courier Corp.                            21,176     514,153       0.0%
#   Covanta Holding Corp.                   316,595   6,423,713       0.1%
*   Covenant Transportation Group, Inc.
      Class A                                48,462   1,476,637       0.0%
*   CPI Aerostructures, Inc.                  8,781      96,898       0.0%
*   CRA International, Inc.                  14,257     416,304       0.0%
    Crane Co.                               111,206   6,795,799       0.1%
    CSX Corp.                               903,868  32,620,596       0.2%
#*  CTPartners Executive Search, Inc.         2,798      10,241       0.0%
    Cubic Corp.                              42,291   2,096,788       0.0%
    Cummins, Inc.                            63,279   8,748,955       0.1%
    Curtiss-Wright Corp.                    103,649   7,572,596       0.1%
    Danaher Corp.                           355,516  29,109,650       0.2%
#   Deere & Co.                             179,496  16,247,978       0.1%
    Delta Air Lines, Inc.                   624,896  27,895,357       0.2%
    Deluxe Corp.                            124,496   8,061,116       0.1%
*   DigitalGlobe, Inc.                      128,288   4,127,025       0.0%
#   Donaldson Co., Inc.                     134,519   5,026,975       0.0%
    Douglas Dynamics, Inc.                   67,127   1,460,012       0.0%
#   Dover Corp.                             201,847  15,283,855       0.1%
*   Ducommun, Inc.                           19,169     582,738       0.0%
    Dun & Bradstreet Corp. (The)             34,496   4,404,104       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Industrials -- (Continued)
#*  DXP Enterprises, Inc.                   25,098 $  1,130,665       0.0%
*   Dycom Industries, Inc.                  97,639    4,489,441       0.0%
#   Dynamic Materials Corp.                 20,382      272,915       0.0%
*   Eagle Bulk Shipping, Inc.                    1            8       0.0%
    Eastern Co. (The)                        6,782      135,369       0.0%
    Eaton Corp. P.L.C.                     195,944   13,467,231       0.1%
#*  Echo Global Logistics, Inc.             50,634    1,463,323       0.0%
    Ecology and Environment, Inc.
      Class A                                3,767       33,037       0.0%
    EMCOR Group, Inc.                      126,090    5,627,397       0.1%
    Emerson Electric Co.                   298,448   17,557,696       0.1%
#   Encore Wire Corp.                       39,687    1,786,312       0.0%
#*  Energy Recovery, Inc.                   58,749      174,485       0.0%
    EnerSys                                102,269    6,944,065       0.1%
    Engility Holdings, Inc.                 28,193      785,739       0.0%
    Ennis, Inc.                             51,400      790,532       0.0%
    EnPro Industries, Inc.                  40,849    2,614,744       0.0%
    EnviroStar, Inc.                           100          434       0.0%
    Equifax, Inc.                          118,070   11,444,525       0.1%
    ESCO Technologies, Inc.                 52,419    1,923,777       0.0%
    Espey Manufacturing & Electronics
      Corp.                                  4,614      128,731       0.0%
*   Esterline Technologies Corp.            66,171    7,364,171       0.1%
    Exelis, Inc.                           380,721    9,335,279       0.1%
    Expeditors International of
      Washington, Inc.                      59,543    2,728,856       0.0%
    Exponent, Inc.                          24,883    2,204,883       0.0%
#   Fastenal Co.                           121,376    5,173,045       0.0%
    Federal Signal Corp.                   115,343    1,813,192       0.0%
    FedEx Corp.                            251,048   42,570,209       0.3%
    Flowserve Corp.                         87,256    5,107,094       0.0%
    Fluor Corp.                            172,487   10,373,368       0.1%
    Fortune Brands Home & Security, Inc.   124,103    5,534,994       0.1%
    Forward Air Corp.                       73,396    3,696,957       0.0%
*   Franklin Covey Co.                      28,154      524,791       0.0%
#   Franklin Electric Co., Inc.             92,019    3,327,407       0.0%
    FreightCar America, Inc.                33,793      881,659       0.0%
#*  FTI Consulting, Inc.                   102,046    4,195,111       0.0%
#*  Fuel Tech, Inc.                         30,552       81,574       0.0%
*   Furmanite Corp.                         65,374      477,230       0.0%
    G&K Services, Inc. Class A              47,982    3,387,529       0.0%
#   GATX Corp.                              77,786    4,231,558       0.0%
#*  Gencor Industries, Inc.                  6,378       59,762       0.0%
#*  Generac Holdings, Inc.                  78,410    3,268,913       0.0%
#   General Cable Corp.                    112,302    1,831,646       0.0%
    General Dynamics Corp.                 162,242   22,279,071       0.2%
    General Electric Co.                 5,604,904  151,780,800       1.1%
#*  Genesee & Wyoming, Inc. Class A         92,632    8,610,144       0.1%
*   Gibraltar Industries, Inc.              49,354      817,302       0.0%
    Global Brass & Copper Holdings, Inc.     5,757       87,737       0.0%
#   Global Power Equipment Group, Inc.      23,539      285,999       0.0%
#   Golden Ocean Group, Ltd.               101,299      504,469       0.0%
*   Goldfield Corp. (The)                   18,424       30,768       0.0%
#   Gorman-Rupp Co. (The)                   38,613    1,046,798       0.0%
*   GP Strategies Corp.                     44,665    1,455,632       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
#   Graco, Inc.                              68,816 $ 4,928,602       0.0%
#*  GrafTech International, Ltd.            231,830   1,122,057       0.0%
    Graham Corp.                             17,619     412,285       0.0%
    Granite Construction, Inc.               75,395   2,616,960       0.0%
*   Great Lakes Dredge & Dock Corp.         128,845     747,301       0.0%
#   Greenbrier Cos., Inc. (The)              47,338   2,730,929       0.0%
#   Griffon Corp.                            98,568   1,656,928       0.0%
    H&E Equipment Services, Inc.             73,022   1,805,104       0.0%
    Hardinge, Inc.                           16,040     172,590       0.0%
#   Harsco Corp.                            195,535   3,144,203       0.0%
#*  Hawaiian Holdings, Inc.                 152,658   3,523,347       0.0%
*   HC2 Holdings, Inc.                       10,474     115,842       0.0%
*   HD Supply Holdings, Inc.                200,886   6,629,238       0.1%
#   Healthcare Services Group, Inc.          60,089   1,818,894       0.0%
#   Heartland Express, Inc.                 247,186   5,171,131       0.0%
#   HEICO Corp.                              37,893   2,115,945       0.0%
    HEICO Corp. Class A                      69,069   3,168,195       0.0%
    Heidrick & Struggles International,
      Inc.                                   32,613     784,669       0.0%
*   Heritage-Crystal Clean, Inc.              7,298      85,533       0.0%
    Herman Miller, Inc.                     110,462   3,027,763       0.0%
*   Hertz Global Holdings, Inc.             607,737  12,665,239       0.1%
    Hexcel Corp.                            188,585   9,457,538       0.1%
#*  Hill International, Inc.                 51,954     200,023       0.0%
    Hillenbrand, Inc.                       179,976   5,289,495       0.1%
#   HNI Corp.                               111,490   5,199,894       0.0%
    Honeywell International, Inc.           187,586  18,931,179       0.1%
#   Houston Wire & Cable Co.                 30,850     291,224       0.0%
*   Hub Group, Inc. Class A                  95,997   3,830,280       0.0%
    Hubbell, Inc. Class A                     7,919     882,810       0.0%
    Hubbell, Inc. Class B                    64,317   6,999,619       0.1%
*   Hudson Global, Inc.                      43,679     114,002       0.0%
    Huntington Ingalls Industries, Inc.     126,337  16,624,686       0.1%
    Hurco Cos., Inc.                         10,295     333,146       0.0%
*   Huron Consulting Group, Inc.             49,319   2,989,718       0.0%
    Hyster-Yale Materials Handling, Inc.     25,081   1,839,441       0.0%
*   ICF International, Inc.                  36,934   1,421,959       0.0%
    IDEX Corp.                              150,251  11,270,328       0.1%
*   IHS, Inc. Class A                        38,370   4,814,284       0.0%
    Illinois Tool Works, Inc.               102,413   9,583,809       0.1%
    Ingersoll-Rand P.L.C.                   267,830  17,633,927       0.1%
#*  InnerWorkings, Inc.                      66,030     417,970       0.0%
#*  Innovative Solutions & Support, Inc.     19,910      77,251       0.0%
    Insperity, Inc.                          48,998   2,359,744       0.0%
    Insteel Industries, Inc.                 29,450     596,657       0.0%
*   Integrated Electrical Services, Inc.     17,939     147,279       0.0%
*   Intelligent Systems Corp.                   629       1,856       0.0%
    Interface, Inc.                         116,174   2,524,461       0.0%
#   International Shipholding Corp.           8,363      91,826       0.0%
#   Intersections, Inc.                      30,961     100,004       0.0%
    ITT Corp.                               159,349   6,318,188       0.1%
#*  Jacobs Engineering Group, Inc.           84,730   3,631,528       0.0%
    JB Hunt Transport Services, Inc.         54,208   4,726,938       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
#*  JetBlue Airways Corp.                   790,990 $16,239,025       0.1%
    John Bean Technologies Corp.             48,894   1,886,819       0.0%
#   Joy Global, Inc.                        161,256   6,875,956       0.1%
    Kadant, Inc.                             17,092     871,008       0.0%
#   Kaman Corp.                              84,492   3,524,161       0.0%
#   Kansas City Southern                    107,009  10,967,352       0.1%
    KAR Auction Services, Inc.              311,349  11,585,296       0.1%
    KBR, Inc.                               255,616   4,465,612       0.0%
#   Kelly Services, Inc. Class A             74,006   1,215,179       0.0%
    Kelly Services, Inc. Class B              1,275      22,223       0.0%
#   Kennametal, Inc.                        133,816   4,738,425       0.0%
*   Key Technology, Inc.                      7,462      98,498       0.0%
    Kforce, Inc.                             79,914   1,817,244       0.0%
#   Kimball International, Inc. Class B      51,792     524,135       0.0%
*   Kirby Corp.                             101,453   7,967,104       0.1%
*   KLX, Inc.                                62,731   2,629,056       0.0%
    Knight Transportation, Inc.             281,835   8,145,031       0.1%
    Knoll, Inc.                             114,973   2,617,935       0.0%
    Korn/Ferry International                 85,272   2,688,626       0.0%
#*  Kratos Defense & Security Solutions,
      Inc.                                  143,728     786,192       0.0%
    L-3 Communications Holdings, Inc.       100,263  11,521,221       0.1%
    Landstar System, Inc.                    70,807   4,411,984       0.0%
*   Lawson Products, Inc.                    12,431     291,507       0.0%
#*  Layne Christensen Co.                    34,483     231,726       0.0%
    LB Foster Co. Class A                    17,351     741,408       0.0%
    Lennox International, Inc.               55,798   5,912,356       0.1%
#   Lincoln Electric Holdings, Inc.         122,760   8,207,734       0.1%
#   Lindsay Corp.                            20,998   1,662,832       0.0%
#*  LMI Aerospace, Inc.                      21,661     244,553       0.0%
    Lockheed Martin Corp.                    58,142  10,849,297       0.1%
    LS Starrett Co. (The) Class A            10,357     195,747       0.0%
    LSI Industries, Inc.                     42,695     382,547       0.0%
#*  Luna Innovations, Inc.                    4,551       6,189       0.0%
*   Lydall, Inc.                             31,697     850,747       0.0%
*   Magnetek, Inc.                            1,525      58,728       0.0%
#*  Manitex International, Inc.               2,123      21,039       0.0%
#   Manitowoc Co., Inc. (The)               210,577   4,154,684       0.0%
    Manpowergroup, Inc.                     111,195   9,488,269       0.1%
#   Marten Transport, Ltd.                   63,332   1,409,770       0.0%
#   Masco Corp.                             156,029   4,133,208       0.0%
#*  MasTec, Inc.                            125,372   2,249,174       0.0%
*   Mastech Holdings, Inc.                    3,567      35,492       0.0%
    Matson, Inc.                             90,493   3,664,966       0.0%
    Matthews International Corp. Class A     55,066   2,672,353       0.0%
    McGrath RentCorp                         42,419   1,404,493       0.0%
*   Meritor, Inc.                           194,700   2,554,464       0.0%
*   Mfri, Inc.                                6,501      38,551       0.0%
*   Middleby Corp. (The)                     73,607   7,459,333       0.1%
    Miller Industries, Inc.                  16,917     378,602       0.0%
*   Mistras Group, Inc.                      42,661     766,192       0.0%
#   Mobile Mini, Inc.                        88,434   3,408,246       0.0%
*   Moog, Inc. Class A                       75,078   5,246,451       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
#*  Moog, Inc. Class B                        6,265 $   439,051       0.0%
#*  MRC Global, Inc.                        169,765   2,478,569       0.0%
    MSA Safety, Inc.                         79,655   3,643,420       0.0%
#   MSC Industrial Direct Co., Inc. Class A  71,850   5,105,661       0.0%
    Mueller Industries, Inc.                118,168   4,140,607       0.0%
    Mueller Water Products, Inc. Class A    506,063   4,736,750       0.0%
    Multi-Color Corp.                        31,557   1,981,148       0.0%
*   MYR Group, Inc.                          55,569   1,629,283       0.0%
#   National Presto Industries, Inc.         10,320     645,826       0.0%
*   Navigant Consulting, Inc.               106,625   1,541,797       0.0%
#*  NCI Building Systems, Inc.                7,486     115,883       0.0%
    Nielsen NV                              286,728  12,885,556       0.1%
#*  NL Industries, Inc.                      66,217     488,019       0.0%
#   NN, Inc.                                 30,911     777,721       0.0%
#   Nordson Corp.                            80,214   6,389,045       0.1%
    Norfolk Southern Corp.                  222,003  22,389,003       0.2%
#*  Nortek, Inc.                              3,074     260,122       0.0%
    Northrop Grumman Corp.                   96,151  14,811,100       0.1%
#*  Northwest Pipe Co.                       15,204     368,545       0.0%
#*  NOW, Inc.                                89,850   2,147,415       0.0%
*   NV5 Holdings, Inc.                        1,200      23,088       0.0%
*   Old Dominion Freight Line, Inc.          85,196   6,059,991       0.1%
#   Omega Flex, Inc.                          8,973     267,306       0.0%
*   On Assignment, Inc.                     116,211   3,910,500       0.0%
    Orbital ATK, Inc.                       128,806   9,423,447       0.1%
#*  Orion Energy Systems, Inc.               30,093      90,881       0.0%
#*  Orion Marine Group, Inc.                 34,844     293,386       0.0%
#   Oshkosh Corp.                           182,469   9,824,131       0.1%
    Owens Corning                           271,623  10,500,945       0.1%
    PACCAR, Inc.                            189,796  12,403,169       0.1%
    Pall Corp.                               35,276   3,433,060       0.0%
#*  PAM Transportation Services, Inc.         9,059     530,767       0.0%
    Park-Ohio Holdings Corp.                 25,820   1,196,241       0.0%
#   Parker Hannifin Corp.                   143,960  17,183,066       0.1%
*   Patrick Industries, Inc.                 37,464   2,250,088       0.0%
#*  Patriot Transportation Holding, Inc.      3,487      89,999       0.0%
*   Pendrell Corp.                           67,532      73,610       0.0%
    Pentair P.L.C.                          192,918  11,989,854       0.1%
*   Performant Financial Corp.              119,747     355,649       0.0%
*   PGT, Inc.                                88,494   1,001,752       0.0%
    Pitney Bowes, Inc.                      212,904   4,762,662       0.0%
#*  Plug Power, Inc.                          2,629       6,678       0.0%
#*  Ply Gem Holdings, Inc.                   20,249     274,981       0.0%
#*  PMFG, Inc.                               16,342      72,558       0.0%
*   Polypore International, Inc.             80,345   4,705,003       0.0%
#   Powell Industries, Inc.                  19,910     660,813       0.0%
*   Power Solutions International, Inc.         666      42,491       0.0%
#*  PowerSecure International, Inc.          49,270     645,930       0.0%
    Precision Castparts Corp.                65,806  13,601,442       0.1%
#   Preformed Line Products Co.               8,209     344,368       0.0%
#   Primoris Services Corp.                 127,771   2,457,036       0.0%
#*  Proto Labs, Inc.                         13,817     967,190       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Providence and Worcester Railroad Co.     3,494 $    64,359       0.0%
    Quad/Graphics, Inc.                       8,377     180,441       0.0%
*   Quality Distribution, Inc.               43,375     430,280       0.0%
#   Quanex Building Products Corp.           80,431   1,552,318       0.0%
*   Quanta Services, Inc.                   212,665   6,148,145       0.1%
#*  Radiant Logistics, Inc.                   4,400      23,320       0.0%
#   Raven Industries, Inc.                   71,765   1,430,994       0.0%
#   Raytheon Co.                            159,417  16,579,368       0.1%
    RBC Bearings, Inc.                       45,137   3,294,550       0.0%
    RCM Technologies, Inc.                   15,191      93,728       0.0%
    Regal-Beloit Corp.                       85,084   6,653,569       0.1%
*   Republic Airways Holdings, Inc.          85,096   1,041,575       0.0%
    Republic Services, Inc.                 343,960  13,975,095       0.1%
    Resources Connection, Inc.               86,194   1,358,417       0.0%
*   Rexnord Corp.                           196,255   5,198,795       0.0%
#*  Roadrunner Transportation Systems, Inc.  67,867   1,660,705       0.0%
    Robert Half International, Inc.          69,588   3,858,655       0.0%
    Rockwell Automation, Inc.                67,345   7,987,117       0.1%
#   Rockwell Collins, Inc.                   60,785   5,916,204       0.1%
    Rollins, Inc.                           110,175   2,732,340       0.0%
    Roper Technologies, Inc.                 72,803  12,243,281       0.1%
*   RPX Corp.                               114,330   1,778,975       0.0%
#   RR Donnelley & Sons Co.                 432,355   8,050,450       0.1%
#*  Rush Enterprises, Inc. Class A           57,526   1,503,730       0.0%
*   Rush Enterprises, Inc. Class B            8,637     212,557       0.0%
    Ryder System, Inc.                      169,336  16,147,881       0.1%
#*  Saia, Inc.                               85,927   3,501,525       0.0%
#*  Sensata Technologies Holding NV          58,198   3,213,112       0.0%
*   Servotronics, Inc.                        1,473       9,840       0.0%
    SIFCO Industries, Inc.                    7,118     103,709       0.0%
    Simpson Manufacturing Co., Inc.          84,120   2,757,454       0.0%
#   SkyWest, Inc.                            91,028   1,242,532       0.0%
*   SL Industries, Inc.                      11,694     485,652       0.0%
#   SmartPros, Ltd.                           1,344       2,419       0.0%
    Snap-on, Inc.                            79,949  11,956,373       0.1%
#*  SolarCity Corp.                          31,787   1,908,809       0.0%
    Southwest Airlines Co.                  773,474  31,372,105       0.2%
*   SP Plus Corp.                            22,632     515,104       0.0%
*   Sparton Corp.                            11,200     288,624       0.0%
*   Spirit Aerosystems Holdings, Inc.
      Class A                               221,862  11,290,557       0.1%
*   Spirit Airlines, Inc.                   108,389   7,421,395       0.1%
    SPX Corp.                                80,563   6,203,351       0.1%
    Standex International Corp.              30,226   2,444,377       0.0%
    Stanley Black & Decker, Inc.            162,667  16,055,233       0.1%
    Steelcase, Inc. Class A                 251,863   4,425,233       0.0%
*   Stericycle, Inc.                         26,462   3,530,825       0.0%
#*  Sterling Construction Co., Inc.          23,323     102,388       0.0%
*   Stock Building Supply Holdings, Inc.      1,814      33,323       0.0%
#   Sun Hydraulics Corp.                     41,369   1,609,668       0.0%
    Supreme Industries, Inc. Class A         14,584     114,047       0.0%
#*  Swift Transportation Co.                237,575   5,749,315       0.1%
#   TAL International Group, Inc.            86,087   3,317,793       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
#*  Taser International, Inc.                82,399 $ 2,487,626       0.0%
*   Team, Inc.                               38,929   1,521,345       0.0%
*   Tecumseh Products Co.                    20,303      66,391       0.0%
#*  Teledyne Technologies, Inc.              80,577   8,458,168       0.1%
    Tennant Co.                              34,523   2,219,484       0.0%
#   Terex Corp.                             193,513   5,313,867       0.1%
    Tetra Tech, Inc.                        135,564   3,675,140       0.0%
#   Textainer Group Holdings, Ltd.           82,635   2,503,840       0.0%
    Textron, Inc.                           320,497  14,095,458       0.1%
*   Thermon Group Holdings, Inc.             34,052     792,390       0.0%
    Timken Co. (The)                        191,555   7,526,196       0.1%
#   Titan International, Inc.                85,461     887,940       0.0%
#*  Titan Machinery, Inc.                    34,120     499,858       0.0%
    Toro Co. (The)                           58,034   3,890,599       0.0%
#   Towers Watson & Co. Class A              48,344   6,135,095       0.1%
    TransDigm Group, Inc.                    18,993   4,028,985       0.0%
*   TRC Cos., Inc.                           29,408     219,678       0.0%
#*  Trex Co., Inc.                           60,221   2,825,569       0.0%
*   Trimas Corp.                             67,481   1,900,940       0.0%
*   TriNet Group, Inc.                        7,880     275,958       0.0%
#   Trinity Industries, Inc.                348,169   9,431,898       0.1%
#   Triumph Group, Inc.                     111,835   6,625,105       0.1%
*   TrueBlue, Inc.                           80,868   2,327,381       0.0%
*   Tutor Perini Corp.                       97,866   2,074,759       0.0%
#   Twin Disc, Inc.                          22,040     396,500       0.0%
    Tyco International P.L.C.               136,871   5,389,980       0.1%
*   Ultralife Corp.                          19,679      80,290       0.0%
    UniFirst Corp.                           25,866   2,928,807       0.0%
    Union Pacific Corp.                     648,462  68,886,118       0.5%
*   United Continental Holdings, Inc.       527,210  31,495,525       0.2%
    United Parcel Service, Inc. Class B     120,524  12,116,278       0.1%
#*  United Rentals, Inc.                    142,790  13,790,658       0.1%
#   United Stationers, Inc.                  74,058   3,007,495       0.0%
    United Technologies Corp.               269,748  30,683,835       0.2%
    Universal Forest Products, Inc.          33,737   1,866,331       0.0%
    Universal Truckload Services, Inc.       27,780     590,047       0.0%
#   US Ecology, Inc.                         51,576   2,419,430       0.0%
*   USA Truck, Inc.                          21,309     523,349       0.0%
#*  USG Corp.                               163,937   4,350,888       0.0%
#*  UTi Worldwide, Inc.                     201,407   1,818,705       0.0%
#   Valmont Industries, Inc.                 37,276   4,697,522       0.0%
*   Vectrus, Inc.                            17,994     459,927       0.0%
*   Verisk Analytics, Inc. Class A           72,823   5,464,638       0.1%
#*  Veritiv Corp.                             7,560     300,434       0.0%
*   Versar, Inc.                             15,761      58,473       0.0%
    Viad Corp.                               44,598   1,184,969       0.0%
#*  Vicor Corp.                              34,427     525,012       0.0%
*   Virco Manufacturing Corp.                11,119      29,577       0.0%
#*  Volt Information Sciences, Inc.          23,850     293,832       0.0%
    VSE Corp.                                 9,313     662,527       0.0%
#*  Wabash National Corp.                   189,241   2,653,159       0.0%
*   WABCO Holdings, Inc.                     73,288   9,120,692       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Industrials -- (Continued)
    Wabtec Corp.                          60,593 $    5,698,772       0.1%
    Waste Connections, Inc.              273,156     12,950,326       0.1%
    Waste Management, Inc.               233,210     11,550,891       0.1%
#   Watsco, Inc.                          41,924      5,043,038       0.0%
    Watsco, Inc. Class B                   5,058        610,703       0.0%
    Watts Water Technologies, Inc.
      Class A                             48,950      2,670,222       0.0%
#   Werner Enterprises, Inc.             166,796      4,481,809       0.0%
#*  Wesco Aircraft Holdings, Inc.         35,835        561,893       0.0%
#*  WESCO International, Inc.            101,293      7,307,277       0.1%
    West Corp.                            74,468      2,304,785       0.0%
#*  Willdan Group, Inc.                   15,631        222,117       0.0%
*   Willis Lease Finance Corp.             8,926        169,594       0.0%
    Woodward, Inc.                       126,656      5,959,165       0.1%
#   WW Grainger, Inc.                     30,545      7,588,294       0.1%
#*  XPO Logistics, Inc.                   91,526      4,439,011       0.0%
    Xylem, Inc.                          164,907      6,104,857       0.1%
#*  YRC Worldwide, Inc.                   23,072        359,923       0.0%
                                                 --------------      ----
Total Industrials                                 2,128,190,820      14.7%
                                                 --------------      ----
Information Technology -- (15.2%)
#*  3D Systems Corp.                      49,622      1,245,016       0.0%
    Accenture P.L.C. Class A             131,378     12,172,172       0.1%
#*  ACI Worldwide, Inc.                  303,525      6,990,181       0.1%
    Activision Blizzard, Inc.            570,388     13,013,402       0.1%
*   Actua Corp.                           64,820        937,945       0.0%
*   Acxiom Corp.                         129,705      2,264,649       0.0%
*   ADDvantage Technologies Group,
      Inc.                                 7,817         19,230       0.0%
*   Adobe Systems, Inc.                   51,657      3,929,031       0.0%
#   ADTRAN, Inc.                          96,668      1,605,655       0.0%
*   Advanced Energy Industries, Inc.      70,488      1,724,136       0.0%
    Advent Software, Inc.                 96,579      4,192,494       0.0%
*   Aehr Test Systems                      4,618         12,145       0.0%
#*  Agilysys, Inc.                        53,656        504,903       0.0%
*   Akamai Technologies, Inc.             75,971      5,605,140       0.1%
*   Alliance Data Systems Corp.           42,290     12,573,240       0.1%
    Alliance Fiber Optic Products,
      Inc.                                 8,128        149,230       0.0%
*   Alpha & Omega Semiconductor, Ltd.     15,188        124,390       0.0%
#   Altera Corp.                         179,312      7,473,724       0.1%
    Amdocs, Ltd.                         131,808      7,258,667       0.1%
    American Software, Inc. Class A       41,689        404,800       0.0%
*   Amkor Technology, Inc.               322,219      2,265,200       0.0%
    Amphenol Corp. Class A               121,079      6,704,144       0.1%
#*  Amtech Systems, Inc.                  15,214        190,175       0.0%
#*  ANADIGICS, Inc.                      100,745        132,983       0.0%
    Analog Devices, Inc.                 220,400     13,629,536       0.1%
*   Anixter International, Inc.           55,559      3,922,465       0.0%
*   ANSYS, Inc.                           63,938      5,488,438       0.1%
*   AOL, Inc.                            166,043      6,625,116       0.1%
    Apple, Inc.                        2,232,888    279,445,933       1.9%
    Applied Materials, Inc.              423,120      8,373,545       0.1%
*   ARRIS Group, Inc.                    350,189     11,792,615       0.1%
*   Arrow Electronics, Inc.              201,849     12,052,404       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
*   Aspen Technology, Inc.                   81,181 $ 3,603,625       0.0%
    Astro-Med, Inc.                           9,339     131,213       0.0%
#   Atmel Corp.                             537,078   4,071,051       0.0%
*   Autobytel, Inc.                           3,757      54,589       0.0%
*   Autodesk, Inc.                           41,500   2,358,445       0.0%
    Automatic Data Processing, Inc.          96,437   8,152,784       0.1%
    Avago Technologies, Ltd.                 41,523   4,853,208       0.0%
*   AVG Technologies NV                     124,749   2,983,996       0.0%
*   Aviat Networks, Inc.                     88,527     100,921       0.0%
*   Avid Technology, Inc.                    69,717   1,128,718       0.0%
    Avnet, Inc.                             285,130  12,155,092       0.1%
    AVX Corp.                               230,625   3,175,706       0.0%
    Aware, Inc.                              27,858     117,004       0.0%
*   Axcelis Technologies, Inc.              140,953     355,202       0.0%
*   AXT, Inc.                               103,221     245,666       0.0%
#   Badger Meter, Inc.                       31,653   1,969,450       0.0%
#*  Bankrate, Inc.                          138,608   1,718,739       0.0%
*   Barracuda Networks, Inc.                 42,861   1,737,156       0.0%
    Bel Fuse, Inc. Class A                    4,354      89,257       0.0%
    Bel Fuse, Inc. Class B                   14,298     293,538       0.0%
    Belden, Inc.                             68,763   5,772,654       0.1%
*   Benchmark Electronics, Inc.              86,360   2,032,051       0.0%
    Black Box Corp.                          35,024     696,978       0.0%
    Blackbaud, Inc.                          75,206   3,800,159       0.0%
*   Blackhawk Network Holdings, Inc.
      Class B                                57,716   2,118,754       0.0%
#*  Blucora, Inc.                            70,994     970,488       0.0%
    Booz Allen Hamilton Holding Corp.       164,821   4,532,578       0.0%
*   Bottomline Technologies de, Inc.         63,828   1,708,037       0.0%
    Broadcom Corp. Class A                  102,883   4,547,943       0.0%
    Broadridge Financial Solutions, Inc.    179,199   9,662,410       0.1%
*   BroadVision, Inc.                         6,453      38,395       0.0%
    Brocade Communications Systems, Inc.    826,829   9,343,168       0.1%
    Brooks Automation, Inc.                 180,161   1,938,532       0.0%
*   Bsquare Corp.                            12,187      51,429       0.0%
    CA, Inc.                                472,730  15,018,632       0.1%
*   Cabot Microelectronics Corp.             49,034   2,319,308       0.0%
*   CACI International, Inc. Class A         65,688   5,796,309       0.1%
#*  Cadence Design Systems, Inc.            303,153   5,653,803       0.1%
#*  CalAmp Corp.                             59,393   1,170,636       0.0%
*   Calix, Inc.                             105,894     782,557       0.0%
*   Carbonite, Inc.                           1,300      13,312       0.0%
#*  Cardtronics, Inc.                       124,084   4,681,689       0.0%
*   Cartesian, Inc.                           3,573      11,541       0.0%
*   Cascade Microtech, Inc.                  20,171     267,467       0.0%
#   Cass Information Systems, Inc.           20,341   1,063,224       0.0%
#*  Cavium, Inc.                             20,500   1,328,195       0.0%
    CDK Global, Inc.                         31,895   1,528,408       0.0%
    CDW Corp.                                85,999   3,295,482       0.0%
#*  Ceva, Inc.                               42,606     881,944       0.0%
    Checkpoint Systems, Inc.                 77,794     805,946       0.0%
*   CIBER, Inc.                             187,030     660,216       0.0%
#*  Ciena Corp.                             177,550   3,781,815       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
*   Cimpress NV                              42,109 $ 3,534,629       0.0%
*   Cirrus Logic, Inc.                      111,773   3,775,692       0.0%
    Cisco Systems, Inc.                   3,101,253  89,409,124       0.6%
*   Citrix Systems, Inc.                     62,810   4,218,320       0.0%
#*  Clearfield, Inc.                         20,285     274,862       0.0%
#*  Cognex Corp.                            117,335   5,267,168       0.0%
*   Cognizant Technology Solutions Corp.
      Class A                                71,151   4,165,180       0.0%
*   Coherent, Inc.                           41,227   2,473,620       0.0%
#   Cohu, Inc.                               42,443     444,378       0.0%
*   CommScope Holding Co., Inc.             184,529   5,445,451       0.0%
    Communications Systems, Inc.             17,110     191,974       0.0%
*   CommVault Systems, Inc.                  51,492   2,355,759       0.0%
    Computer Sciences Corp.                 212,698  13,708,386       0.1%
    Computer Task Group, Inc.                30,804     253,517       0.0%
*   comScore, Inc.                           18,134     949,496       0.0%
    Comtech Telecommunications Corp.         37,012   1,069,647       0.0%
*   Comverse, Inc.                            1,587      38,882       0.0%
    Concurrent Computer Corp.                14,271      87,053       0.0%
*   Constant Contact, Inc.                   31,960   1,113,806       0.0%
#   Convergys Corp.                         178,498   4,048,335       0.0%
#*  CoreLogic, Inc.                         164,536   6,435,003       0.1%
    Corning, Inc.                           540,527  11,313,230       0.1%
#*  CoStar Group, Inc.                       32,499   6,643,771       0.1%
*   Covisint Corp.                           46,719      91,569       0.0%
#*  Cray, Inc.                               67,321   1,891,047       0.0%
#*  Cree, Inc.                              168,468   5,337,066       0.0%
#*  Crexendo, Inc.                           10,564      22,818       0.0%
#   CSG Systems International, Inc.          75,951   2,211,693       0.0%
    CSP, Inc.                                 2,797      20,670       0.0%
    CTS Corp.                                53,696     963,306       0.0%
*   CyberOptics Corp.                        10,031     105,526       0.0%
    Cypress Semiconductor Corp.             238,194   3,172,744       0.0%
    Daktronics, Inc.                         77,032     826,553       0.0%
*   Datalink Corp.                           55,757     644,551       0.0%
#*  Dealertrack Technologies, Inc.           79,750   3,134,973       0.0%
#*  Demand Media, Inc.                       12,225      78,362       0.0%
*   DHI Group, Inc.                         175,613   1,334,659       0.0%
#   Diebold, Inc.                           121,226   4,215,028       0.0%
*   Digi International, Inc.                 40,813     412,211       0.0%
#   Digimarc Corp.                            9,758     228,337       0.0%
*   Diodes, Inc.                             87,410   2,335,595       0.0%
#   Dolby Laboratories, Inc. Class A         81,187   3,268,589       0.0%
*   Dot Hill Systems Corp.                   79,085     496,654       0.0%
*   DSP Group, Inc.                          35,385     402,681       0.0%
    DST Systems, Inc.                        92,009  10,588,396       0.1%
*   DTS, Inc.                                37,306   1,337,420       0.0%
    EarthLink Holdings Corp.                306,641   1,450,412       0.0%
*   eBay, Inc.                              374,607  21,824,604       0.2%
#   Ebix, Inc.                               58,742   1,603,069       0.0%
*   Echelon Corp.                            19,608      17,647       0.0%
*   EchoStar Corp. Class A                   89,466   4,473,300       0.0%
*   Edgewater Technology, Inc.               10,488      73,940       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
    Electro Rent Corp.                       40,161 $   435,345       0.0%
    Electro Scientific Industries, Inc.      41,652     237,416       0.0%
*   Electronic Arts, Inc.                   123,119   7,151,983       0.1%
*   Electronics for Imaging, Inc.            80,322   3,351,837       0.0%
#*  Ellie Mae, Inc.                          21,253   1,168,915       0.0%
#*  eMagin Corp.                             12,094      26,244       0.0%
    EMC Corp.                             1,136,231  30,575,976       0.2%
#*  Emcore Corp.                             36,306     197,868       0.0%
*   Emulex Corp.                            174,941   1,403,027       0.0%
#*  Endurance International Group
      Holdings, Inc.                         64,824   1,188,872       0.0%
#*  EnerNOC, Inc.                            67,602     747,002       0.0%
*   Entegris, Inc.                          234,921   3,126,799       0.0%
*   Entropic Communications, Inc.           138,368     417,871       0.0%
*   Envestnet, Inc.                          26,663   1,366,745       0.0%
*   EPAM Systems, Inc.                       83,902   5,429,298       0.0%
    EPIQ Systems, Inc.                       62,369   1,117,029       0.0%
*   ePlus, Inc.                              12,730   1,056,081       0.0%
#   Equinix, Inc.                            32,895   8,418,817       0.1%
#*  Euronet Worldwide, Inc.                 108,819   6,363,735       0.1%
*   Exar Corp.                               87,644     865,046       0.0%
*   ExlService Holdings, Inc.                54,236   1,867,345       0.0%
*   Extreme Networks, Inc.                  155,567     392,029       0.0%
*   F5 Networks, Inc.                        24,818   3,028,292       0.0%
#*  Fabrinet                                 33,425     605,327       0.0%
*   Facebook, Inc. Class A                  276,791  21,802,827       0.2%
#   FactSet Research Systems, Inc.           39,653   6,240,986       0.1%
    Fair Isaac Corp.                         83,547   7,390,568       0.1%
*   Fairchild Semiconductor
      International, Inc.                   338,537   6,149,525       0.1%
*   FalconStor Software, Inc.                50,770      77,170       0.0%
#*  FARO Technologies, Inc.                  29,692   1,182,632       0.0%
#   FEI Co.                                  62,698   4,731,191       0.0%
    Fidelity National Information
      Services, Inc.                        302,746  18,918,598       0.1%
#*  Finisar Corp.                           172,174   3,500,297       0.0%
#*  FireEye, Inc.                            59,798   2,469,657       0.0%
#*  First Solar, Inc.                       162,446   9,693,153       0.1%
*   Fiserv, Inc.                            213,856  16,595,226       0.1%
*   FleetCor Technologies, Inc.              29,149   4,689,783       0.0%
    FLIR Systems, Inc.                      257,257   7,946,669       0.1%
*   FormFactor, Inc.                        126,196   1,005,782       0.0%
    Forrester Research, Inc.                 34,676   1,206,378       0.0%
#*  Fortinet, Inc.                           52,414   1,978,104       0.0%
*   Freescale Semiconductor, Ltd.           102,749   4,016,458       0.0%
*   Frequency Electronics, Inc.              10,710     136,124       0.0%
#*  Gartner, Inc.                            40,378   3,350,566       0.0%
*   Genpact, Ltd.                           325,668   7,119,103       0.1%
*   GigOptix, Inc.                            3,988       5,942       0.0%
*   Global Cash Access Holdings, Inc.       182,572   1,351,033       0.0%
    Global Payments, Inc.                   118,278  11,860,918       0.1%
    Globalscape, Inc.                        11,741      39,919       0.0%
*   Google, Inc. Class A                     45,853  25,162,751       0.2%
*   Google, Inc. Class C                     50,331  27,044,741       0.2%
*   GSE Systems, Inc.                        19,854      29,781       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Information Technology -- (Continued)
*   GSI Group, Inc.                         50,899 $    675,939       0.0%
#*  GSI Technology, Inc.                    23,969      126,796       0.0%
*   GTT Communications, Inc.                36,194      660,902       0.0%
#*  Guidance Software, Inc.                 17,697      103,350       0.0%
#*  Guidewire Software, Inc.                39,879    1,991,956       0.0%
    Hackett Group, Inc. (The)               61,752      592,819       0.0%
*   Harmonic, Inc.                         252,108    1,767,277       0.0%
    Harris Corp.                            77,003    6,178,721       0.1%
    Heartland Payment Systems, Inc.         89,288    4,544,759       0.0%
    Hewlett-Packard Co.                  1,806,885   59,572,998       0.4%
#*  HomeAway, Inc.                          52,504    1,467,487       0.0%
#*  Hutchinson Technology, Inc.             36,975       87,261       0.0%
    IAC/InterActiveCorp                    165,687   11,568,266       0.1%
*   ID Systems, Inc.                        15,829      110,961       0.0%
#*  Identiv, Inc.                            2,529       24,607       0.0%
*   IEC Electronics Corp.                    9,658       40,564       0.0%
*   iGATE Corp.                            104,258    4,958,510       0.0%
*   II-VI, Inc.                            101,739    1,809,937       0.0%
#*  Imation Corp.                           54,588      223,265       0.0%
#*  Immersion Corp.                         28,268      306,142       0.0%
#*  Infinera Corp.                         199,026    3,741,689       0.0%
*   Informatica Corp.                      132,638    6,375,909       0.1%
#*  Ingram Micro, Inc. Class A             289,020    7,271,743       0.1%
*   Innodata, Inc.                          31,335       86,798       0.0%
#*  Inphi Corp.                             35,425      759,866       0.0%
*   Insight Enterprises, Inc.               94,544    2,705,849       0.0%
#*  Integrated Device Technology, Inc.     244,054    4,439,342       0.0%
    Integrated Silicon Solution, Inc.       63,133    1,171,117       0.0%
    Intel Corp.                          3,857,596  125,564,750       0.9%
#*  Intellicheck Mobilisa, Inc.                962        1,491       0.0%
#*  Interactive Intelligence Group, Inc.    20,026      880,743       0.0%
#   InterDigital, Inc.                     104,166    5,699,964       0.1%
#*  Internap Corp.                         107,163    1,007,332       0.0%
    International Business Machines
      Corp.                                186,013   31,862,167       0.2%
*   Interphase Corp.                         5,636        7,383       0.0%
    Intersil Corp. Class A                 214,564    2,864,429       0.0%
*   inTEST Corp.                             3,806       18,802       0.0%
#*  Intevac, Inc.                           31,727      153,559       0.0%
*   IntraLinks Holdings, Inc.               21,945      215,061       0.0%
*   IntriCon Corp.                           8,894       68,929       0.0%
    Intuit, Inc.                            54,398    5,457,751       0.1%
*   Inuvo, Inc.                             13,129       30,591       0.0%
#*  IPG Photonics Corp.                     86,129    7,629,307       0.1%
*   Iteris, Inc.                            12,775       22,612       0.0%
#*  Itron, Inc.                             61,554    2,207,326       0.0%
*   Ixia                                   133,262    1,596,479       0.0%
    IXYS Corp.                              56,743      641,763       0.0%
#   j2 Global, Inc.                        112,060    7,773,602       0.1%
    Jabil Circuit, Inc.                    442,002    9,953,885       0.1%
    Jack Henry & Associates, Inc.          120,109    7,988,450       0.1%
#*  JDS Uniphase Corp.                     380,031    4,811,192       0.0%
    Juniper Networks, Inc.                 361,660    9,558,674       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Information Technology -- (Continued)
#*  Kemet Corp.                             66,332 $    286,554       0.0%
*   Key Tronic Corp.                        14,320      171,124       0.0%
*   Keysight Technologies, Inc.            118,855    3,976,888       0.0%
*   Kimball Electronics, Inc.               38,844      496,815       0.0%
    KLA-Tencor Corp.                       169,663    9,976,184       0.1%
#*  Knowles Corp.                           65,185    1,249,596       0.0%
*   Kofax, Ltd.                              8,774       96,777       0.0%
#*  Kopin Corp.                             98,511      327,057       0.0%
*   Kulicke & Soffa Industries, Inc.       181,110    2,736,572       0.0%
#*  KVH Industries, Inc.                    26,340      355,327       0.0%
    Lam Research Corp.                     151,919   11,482,038       0.1%
#*  Lattice Semiconductor Corp.            196,768    1,166,834       0.0%
#   Leidos Holdings, Inc.                  137,648    5,731,663       0.1%
#   Lexmark International, Inc. Class A    162,934    7,232,640       0.1%
*   LGL Group, Inc. (The)                    2,633       12,559       0.0%
*   Limelight Networks, Inc.               157,266      581,884       0.0%
    Linear Technology Corp.                111,337    5,135,976       0.0%
*   LinkedIn Corp. Class A                   6,204    1,564,215       0.0%
#*  Lionbridge Technologies, Inc.          130,462      724,064       0.0%
*   Liquidity Services, Inc.                 4,258       39,855       0.0%
    Littelfuse, Inc.                        39,389    3,859,728       0.0%
*   LoJack Corp.                            43,904      109,321       0.0%
#*  M/A-COM Technology Solutions
      Holdings, Inc.                        33,711    1,027,174       0.0%
*   Magnachip Semiconductor Corp.           61,702      338,127       0.0%
*   Manhattan Associates, Inc.             151,364    7,955,692       0.1%
    ManTech International Corp. Class A     58,567    1,711,913       0.0%
    Marchex, Inc. Class B                   38,409      163,238       0.0%
    Marvell Technology Group, Ltd.         501,434    7,025,090       0.1%
    MasterCard, Inc. Class A               206,876   18,662,284       0.1%
#*  Mattersight Corp.                        5,001       34,207       0.0%
*   Mattson Technology, Inc.               103,250      352,083       0.0%
    Maxim Integrated Products, Inc.        200,801    6,592,297       0.1%
    MAXIMUS, Inc.                          160,389   10,266,500       0.1%
*   MaxLinear, Inc. Class A                 11,432       97,515       0.0%
#*  Maxwell Technologies, Inc.              55,751      312,206       0.0%
    Mentor Graphics Corp.                  219,110    5,243,302       0.0%
*   Mercury Systems, Inc.                   51,811      715,510       0.0%
#   Mesa Laboratories, Inc.                  6,175      524,196       0.0%
    Methode Electronics, Inc.               81,033    3,440,661       0.0%
    Micrel, Inc.                            97,988    1,332,637       0.0%
#   Microchip Technology, Inc.             202,894    9,668,914       0.1%
#*  Micron Technology, Inc.                854,283   24,030,981       0.2%
*   Microsemi Corp.                        176,527    5,888,941       0.1%
    Microsoft Corp.                      3,300,822  160,551,982       1.1%
#   MKS Instruments, Inc.                  108,421    3,774,135       0.0%
    MOCON, Inc.                              8,521      148,265       0.0%
#*  ModusLink Global Solutions, Inc.       102,090      357,315       0.0%
*   MoneyGram International, Inc.           20,083      155,643       0.0%
    Monolithic Power Systems, Inc.          59,761    3,097,413       0.0%
    Monotype Imaging Holdings, Inc.         60,360    1,956,268       0.0%
#*  Monster Worldwide, Inc.                271,580    1,599,606       0.0%
#*  MoSys, Inc.                             65,993      144,525       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
    Motorola Solutions, Inc.                103,690 $ 6,195,478       0.1%
    MTS Systems Corp.                        30,246   2,134,763       0.0%
*   Multi-Fineline Electronix, Inc.          37,368     873,664       0.0%
*   Nanometrics, Inc.                        43,923     679,050       0.0%
*   NAPCO Security Technologies, Inc.        17,222      92,482       0.0%
    National Instruments Corp.              116,168   3,322,405       0.0%
    NCI, Inc. Class A                        11,541     117,718       0.0%
*   NCR Corp.                               311,616   8,550,743       0.1%
    NetApp, Inc.                            323,751  11,735,974       0.1%
#*  NETGEAR, Inc.                            76,789   2,324,403       0.0%
#*  Netscout Systems, Inc.                   69,780   2,867,958       0.0%
#*  NetSuite, Inc.                           15,289   1,461,170       0.0%
#*  NeuStar, Inc. Class A                    56,098   1,682,940       0.0%
*   Newport Corp.                            86,176   1,643,376       0.0%
    NIC, Inc.                                64,003   1,088,051       0.0%
*   Novatel Wireless, Inc.                   48,740     295,364       0.0%
#*  Nuance Communications, Inc.             482,254   7,392,954       0.1%
#*  Numerex Corp. Class A                    18,298     201,095       0.0%
#   NVIDIA Corp.                            428,035   9,500,237       0.1%
#*  Oclaro, Inc.                            106,869     205,188       0.0%
*   OmniVision Technologies, Inc.            90,827   2,533,619       0.0%
*   ON Semiconductor Corp.                1,063,078  12,246,659       0.1%
#*  Onvia, Inc.                               1,484       6,693       0.0%
    Optical Cable Corp.                       8,150      33,171       0.0%
    Oracle Corp.                          1,330,496  58,036,236       0.4%
*   OSI Systems, Inc.                        39,280   2,640,009       0.0%
#*  Palo Alto Networks, Inc.                 12,766   1,885,794       0.0%
*   PAR Technology Corp.                     17,200      70,520       0.0%
    Park Electrochemical Corp.               30,476     661,939       0.0%
#*  Parkervision, Inc.                        3,828       2,603       0.0%
    Paychex, Inc.                           172,884   8,365,857       0.1%
#   PC Connection, Inc.                      40,463     982,846       0.0%
    PC-Tel, Inc.                             30,780     243,162       0.0%
*   PCM, Inc.                                16,586     163,704       0.0%
*   PDF Solutions, Inc.                      52,504     948,747       0.0%
    Pegasystems, Inc.                        52,545   1,131,819       0.0%
    Perceptron, Inc.                         10,412     126,818       0.0%
*   Perficient, Inc.                         62,906   1,297,751       0.0%
    Pericom Semiconductor Corp.              43,412     543,518       0.0%
*   Pfsweb, Inc.                              2,100      27,279       0.0%
#*  Photronics, Inc.                        106,049     930,050       0.0%
#*  Planar Systems, Inc.                     34,220     197,449       0.0%
#   Plantronics, Inc.                        79,726   4,247,004       0.0%
*   Plexus Corp.                             61,916   2,665,484       0.0%
*   PMC-Sierra, Inc.                        348,768   2,940,114       0.0%
*   Polycom, Inc.                           287,070   3,746,264       0.0%
    Power Integrations, Inc.                 49,992   2,474,104       0.0%
*   PRGX Global, Inc.                        39,286     166,573       0.0%
#*  Procera Networks, Inc.                   21,707     249,848       0.0%
*   Progress Software Corp.                  95,302   2,515,973       0.0%
*   PTC, Inc.                               162,390   6,226,033       0.1%
    QAD, Inc. Class A                        14,817     361,238       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
    QAD, Inc. Class B                         5,440 $   106,896       0.0%
*   QLIK Technologies, Inc.                  14,300     497,497       0.0%
*   QLogic Corp.                            167,066   2,455,870       0.0%
*   Qorvo, Inc.                             230,956  15,222,310       0.1%
    QUALCOMM, Inc.                          414,164  28,163,152       0.2%
*   Qualstar Corp.                            8,094      10,684       0.0%
#*  Quantum Corp.                           228,157     458,596       0.0%
*   QuinStreet, Inc.                         19,866     107,872       0.0%
*   Qumu Corp.                               13,779     190,288       0.0%
#*  Rackspace Hosting, Inc.                 152,140   8,200,346       0.1%
*   Radisys Corp.                            40,860      89,892       0.0%
#*  Rambus, Inc.                            194,593   2,693,167       0.0%
*   RealD, Inc.                              38,278     470,054       0.0%
*   RealNetworks, Inc.                      173,849   1,142,188       0.0%
#*  RealPage, Inc.                           17,625     349,680       0.0%
*   Red Hat, Inc.                            56,958   4,286,659       0.0%
    Reis, Inc.                               16,269     369,794       0.0%
#*  Relm Wireless Corp.                       4,040      26,664       0.0%
#   RF Industries, Ltd.                      10,694      44,166       0.0%
    Richardson Electronics, Ltd.             20,031     177,875       0.0%
#*  Rightside Group, Ltd.                     9,831      80,024       0.0%
*   Rofin-Sinar Technologies, Inc.           45,666   1,080,458       0.0%
*   Rogers Corp.                             35,079   2,550,594       0.0%
#*  Rosetta Stone, Inc.                      37,189     310,900       0.0%
#*  Rovi Corp.                              210,573   3,897,706       0.0%
#*  Rubicon Technology, Inc.                 33,298     127,864       0.0%
#*  Ruckus Wireless, Inc.                    75,353     880,123       0.0%
*   Rudolph Technologies, Inc.               68,720     881,678       0.0%
*   Salesforce.com, Inc.                     50,500   3,677,410       0.0%
#   SanDisk Corp.                           127,361   8,525,545       0.1%
*   Sanmina Corp.                           194,142   3,946,907       0.0%
*   ScanSource, Inc.                         49,538   1,974,089       0.0%
    Science Applications International
      Corp.                                  96,785   4,848,929       0.0%
#*  Seachange International, Inc.            54,135     363,246       0.0%
#   Seagate Technology P.L.C.               164,496   9,659,205       0.1%
*   Selectica, Inc.                             538       3,250       0.0%
#*  Semtech Corp.                           108,911   2,536,537       0.0%
#*  ServiceNow, Inc.                         20,453   1,531,112       0.0%
*   ServiceSource International, Inc.         4,856      17,336       0.0%
*   Sevcon, Inc.                              1,585      11,269       0.0%
*   ShoreTel, Inc.                           99,589     693,139       0.0%
#*  Shutterstock, Inc.                       17,127   1,155,901       0.0%
*   Sigma Designs, Inc.                      73,106     584,117       0.0%
#*  Silicon Graphics International Corp.     34,406     279,033       0.0%
*   Silicon Laboratories, Inc.               72,009   3,720,705       0.0%
#   Skyworks Solutions, Inc.                272,631  25,150,210       0.2%
*   SMTC Corp.                                1,900       2,983       0.0%
*   SolarWinds, Inc.                         46,717   2,278,855       0.0%
    Solera Holdings, Inc.                    42,897   2,081,362       0.0%
*   Sonic Foundry, Inc.                         619       5,918       0.0%
*   Sonus Networks, Inc.                     98,173     777,530       0.0%
#*  Splunk, Inc.                              8,742     579,988       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
    SS&C Technologies Holdings, Inc.        138,905 $ 8,357,914       0.1%
*   Stamps.com, Inc.                         33,028   2,044,103       0.0%
*   StarTek, Inc.                            16,081     132,749       0.0%
#*  Stratasys, Ltd.                          76,715   2,872,977       0.0%
#*  SunEdison, Inc.                         226,773   5,741,892       0.1%
#*  SunPower Corp.                          188,978   6,083,202       0.1%
#*  Super Micro Computer, Inc.               77,298   2,223,863       0.0%
*   support.com, Inc.                        85,790     135,548       0.0%
*   Sykes Enterprises, Inc.                  98,682   2,470,010       0.0%
    Symantec Corp.                          708,251  17,653,156       0.1%
#*  Synaptics, Inc.                          52,912   4,482,705       0.0%
#*  Synchronoss Technologies, Inc.           78,420   3,597,910       0.0%
#   SYNNEX Corp.                             85,192   6,517,188       0.1%
*   Synopsys, Inc.                          114,012   5,344,883       0.0%
*   Syntel, Inc.                             69,813   3,142,981       0.0%
#*  Tableau Software, Inc. Class A           13,101   1,281,802       0.0%
#*  Take-Two Interactive Software, Inc.     327,390   7,759,143       0.1%
    TE Connectivity, Ltd.                   199,000  13,243,450       0.1%
*   Tech Data Corp.                         109,568   6,176,348       0.1%
*   TechTarget, Inc.                          1,901      20,569       0.0%
*   TeleCommunication Systems, Inc. Class A  87,115     271,799       0.0%
#*  Telenav, Inc.                            71,517     597,882       0.0%
    TeleTech Holdings, Inc.                  95,781   2,484,559       0.0%
#*  Teradata Corp.                          219,361   9,649,690       0.1%
    Teradyne, Inc.                          375,786   6,858,095       0.1%
    Tessco Technologies, Inc.                14,125     356,939       0.0%
    Tessera Technologies, Inc.              121,925   4,402,712       0.0%
    Texas Instruments, Inc.                 250,800  13,595,868       0.1%
    TheStreet, Inc.                          30,782      55,408       0.0%
*   TiVo, Inc.                               99,614   1,100,735       0.0%
    Total System Services, Inc.             304,233  12,035,458       0.1%
#   Transact Technologies, Inc.              12,325      63,104       0.0%
*   Trimble Navigation, Ltd.                 57,961   1,473,948       0.0%
*   Trio Tech International                   3,963      11,136       0.0%
*   TSR, Inc.                                   751       3,117       0.0%
#*  TTM Technologies, Inc.                  139,451   1,303,867       0.0%
#*  Twitter, Inc.                            11,007     428,833       0.0%
#*  Tyler Technologies, Inc.                 36,620   4,465,809       0.0%
#   Ubiquiti Networks, Inc.                  20,784     593,799       0.0%
#*  Ultimate Software Group, Inc. (The)      21,300   3,540,486       0.0%
*   Ultra Clean Holdings, Inc.               33,882     203,631       0.0%
#*  Ultratech, Inc.                          50,878   1,015,525       0.0%
*   Unisys Corp.                             75,416   1,641,806       0.0%
*   United Online, Inc.                      26,608     421,205       0.0%
*   Universal Security Instruments, Inc.      1,873      11,004       0.0%
#*  Unwired Planet, Inc.                     83,139      49,077       0.0%
#*  USA Technologies, Inc.                   16,331      48,993       0.0%
*   Vantiv, Inc. Class A                    185,507   7,253,324       0.1%
#*  VASCO Data Security International, Inc.   8,776     223,086       0.0%
#*  Veeco Instruments, Inc.                  77,922   2,299,478       0.0%
#*  VeriFone Systems, Inc.                  212,365   7,596,296       0.1%
*   Verint Systems, Inc.                     91,729   5,634,912       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Information Technology -- (Continued)
#*  VeriSign, Inc.                        39,976 $    2,538,876       0.0%
#*  ViaSat, Inc.                          78,202      4,701,504       0.0%
*   Viasystems Group, Inc.                26,304        467,685       0.0%
#   Vicon Industries, Inc.                 3,400          5,270       0.0%
#*  Video Display Corp.                   10,670         16,325       0.0%
*   Virtusa Corp.                         54,146      2,155,011       0.0%
#   Visa, Inc. Class A                   547,188     36,141,767       0.3%
#   Vishay Intertechnology, Inc.         237,364      3,009,776       0.0%
*   Vishay Precision Group, Inc.          24,604        351,099       0.0%
*   VMware, Inc. Class A                   8,843        779,068       0.0%
    Wayside Technology Group, Inc.         5,310         94,784       0.0%
#*  Web.com Group, Inc.                   80,998      1,487,933       0.0%
#*  WebMD Health Corp.                    43,438      1,917,788       0.0%
*   Westell Technologies, Inc. Class A    72,666         87,199       0.0%
    Western Digital Corp.                139,303     13,615,475       0.1%
#   Western Union Co. (The)              236,674      4,799,749       0.0%
#*  WEX, Inc.                             81,279      9,160,956       0.1%
*   Wireless Telecom Group, Inc.           9,995         22,289       0.0%
#*  Workday, Inc. Class A                 11,600      1,058,036       0.0%
*   Xcerra Corp.                          85,016        835,707       0.0%
    Xerox Corp.                        1,425,143     16,389,145       0.1%
#   Xilinx, Inc.                         268,913     11,660,068       0.1%
*   XO Group, Inc.                        47,111        766,025       0.0%
*   Yahoo!, Inc.                         320,401     13,637,869       0.1%
#*  Yelp, Inc.                            18,961        746,874       0.0%
#*  Zebra Technologies Corp. Class A      86,754      7,988,308       0.1%
#*  Zillow Group, Inc. Class A            10,342      1,009,793       0.0%
#*  Zix Corp.                            103,966        442,895       0.0%
#*  Zynga, Inc. Class A                1,409,527      3,453,341       0.0%
                                                 --------------      ----
Total Information Technology                      2,436,897,024      16.8%
                                                 --------------      ----
Materials -- (4.7%)
    A Schulman, Inc.                      55,355      2,349,820       0.0%
*   AEP Industries, Inc.                  14,130        707,913       0.0%
    Air Products & Chemicals, Inc.        59,735      8,567,791       0.1%
    Airgas, Inc.                         100,607     10,189,477       0.1%
#   Albemarle Corp.                      180,085     10,751,075       0.1%
    Alcoa, Inc.                          910,999     12,225,607       0.1%
#   Allegheny Technologies, Inc.         187,672      6,378,971       0.1%
#*  AM Castle & Co.                       37,054        145,252       0.0%
*   American Biltrite, Inc.                   36         15,300       0.0%
#   American Vanguard Corp.               52,917        577,324       0.0%
    Ampco-Pittsburgh Corp.                14,266        228,113       0.0%
#   Aptargroup, Inc.                     140,021      8,691,103       0.1%
    Ashland, Inc.                         87,556     11,063,576       0.1%
    Avery Dennison Corp.                 250,014     13,898,278       0.1%
    Axiall Corp.                         137,398      5,605,838       0.0%
#   Balchem Corp.                         55,853      2,927,814       0.0%
    Ball Corp.                            62,095      4,558,394       0.0%
    Bemis Co., Inc.                      253,464     11,405,880       0.1%
*   Berry Plastics Group, Inc.           138,004      4,722,497       0.0%
*   Boise Cascade Co.                     66,992      2,324,622       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Materials -- (Continued)
    Cabot Corp.                             106,763 $ 4,563,051       0.0%
    Calgon Carbon Corp.                      99,766   2,213,808       0.0%
#   Carpenter Technology Corp.               97,596   4,221,027       0.0%
    Celanese Corp. Series A                 206,798  13,723,115       0.1%
#*  Century Aluminum Co.                    199,378   2,569,982       0.0%
    CF Industries Holdings, Inc.             78,746  22,637,113       0.2%
#   Chase Corp.                              12,241     438,350       0.0%
*   Chemtura Corp.                          175,014   5,273,172       0.0%
*   Clearwater Paper Corp.                   37,755   2,415,187       0.0%
*   Codexis, Inc.                            13,246      58,017       0.0%
#*  Coeur Mining, Inc.                      159,773     834,015       0.0%
#   Commercial Metals Co.                   258,328   4,288,245       0.0%
    Compass Minerals International, Inc.     68,523   6,052,637       0.1%
#*  Contango ORE, Inc.                        1,821       8,941       0.0%
*   Core Molding Technologies, Inc.          13,625     298,115       0.0%
*   Crown Holdings, Inc.                     56,055   3,041,544       0.0%
#   Cytec Industries, Inc.                  163,349   9,031,566       0.1%
#   Deltic Timber Corp.                      19,817   1,268,288       0.0%
    Domtar Corp.                            132,150   5,711,523       0.1%
    Dow Chemical Co. (The)                  780,341  39,797,391       0.3%
    Eagle Materials, Inc.                    69,674   5,810,115       0.1%
    Eastman Chemical Co.                    219,523  16,732,043       0.1%
    Ecolab, Inc.                             93,863  10,510,779       0.1%
    EI du Pont de Nemours & Co.             322,034  23,572,889       0.2%
*   Ferro Corp.                             361,775   4,880,345       0.0%
#*  Flotek Industries, Inc.                  98,253   1,404,035       0.0%
    FMC Corp.                                61,535   3,649,641       0.0%
    Freeport-McMoRan, Inc.                  814,097  18,944,037       0.1%
    Friedman Industries, Inc.                13,567      87,249       0.0%
    FutureFuel Corp.                         65,415     711,061       0.0%
#*  General Moly, Inc.                       10,045       7,946       0.0%
    Globe Specialty Metals, Inc.            130,087   2,591,333       0.0%
    Graphic Packaging Holding Co.           960,357  13,541,034       0.1%
    Greif, Inc. Class A                      45,887   1,870,354       0.0%
#   Greif, Inc. Class B                      28,377   1,356,421       0.0%
*   Handy & Harman, Ltd.                      2,707      95,909       0.0%
#   Hawkins, Inc.                            16,367     645,678       0.0%
    Haynes International, Inc.               22,505   1,000,797       0.0%
#   HB Fuller Co.                            87,575   3,658,008       0.0%
*   Headwaters, Inc.                        130,608   2,296,089       0.0%
#   Hecla Mining Co.                        504,553   1,523,750       0.0%
#*  Horsehead Holding Corp.                  93,999   1,405,285       0.0%
    Huntsman Corp.                          502,607  11,585,091       0.1%
    Innophos Holdings, Inc.                  45,315   2,394,445       0.0%
    Innospec, Inc.                           45,137   1,972,487       0.0%
    International Flavors & Fragrances,
      Inc.                                   29,784   3,417,714       0.0%
    International Paper Co.                 361,704  19,430,739       0.1%
#*  Intrepid Potash, Inc.                   102,060   1,278,812       0.0%
#   Kaiser Aluminum Corp.                    29,817   2,396,392       0.0%
    KapStone Paper and Packaging Corp.      307,674   8,599,488       0.1%
    KMG Chemicals, Inc.                      22,222     650,660       0.0%
    Koppers Holdings, Inc.                   18,579     417,656       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Materials -- (Continued)
*   Kraton Performance Polymers, Inc.        54,521 $ 1,228,903       0.0%
#   Kronos Worldwide, Inc.                   86,720   1,166,384       0.0%
#*  Louisiana-Pacific Corp.                 281,211   4,285,656       0.0%
#*  LSB Industries, Inc.                     45,841   1,944,117       0.0%
    LyondellBasell Industries NV Class A    200,783  20,785,056       0.2%
#   Martin Marietta Materials, Inc.          59,255   8,452,726       0.1%
    Materion Corp.                           46,219   1,848,298       0.0%
#*  McEwen Mining, Inc.                     271,668     271,668       0.0%
    MeadWestvaco Corp.                      178,594   8,715,387       0.1%
#*  Mercer International, Inc.               98,549   1,409,251       0.0%
    Minerals Technologies, Inc.              64,690   4,381,454       0.0%
    Monsanto Co.                            169,464  19,312,117       0.1%
    Mosaic Co. (The)                        368,869  16,230,236       0.1%
#   Myers Industries, Inc.                   72,881   1,178,486       0.0%
    Neenah Paper, Inc.                       50,051   3,026,584       0.0%
#   NewMarket Corp.                          16,011   7,155,316       0.1%
    Newmont Mining Corp.                    483,587  12,810,220       0.1%
#   Noranda Aluminum Holding Corp.           66,415     221,826       0.0%
*   Northern Technologies International
      Corp.                                   5,900     102,188       0.0%
    Nucor Corp.                             228,392  11,159,233       0.1%
    Olin Corp.                              176,516   5,212,517       0.0%
#   Olympic Steel, Inc.                      18,610     203,780       0.0%
    OM Group, Inc.                           51,767   1,555,081       0.0%
*   OMNOVA Solutions, Inc.                   74,995     599,210       0.0%
*   Owens-Illinois, Inc.                    361,823   8,651,188       0.1%
    Packaging Corp. of America              147,336  10,194,178       0.1%
    PH Glatfelter Co.                        74,706   1,852,709       0.0%
*   Platform Specialty Products Corp.        51,941   1,399,291       0.0%
    PolyOne Corp.                           189,289   7,391,735       0.1%
    PPG Industries, Inc.                     23,299   5,162,126       0.0%
    Praxair, Inc.                            84,643  10,320,521       0.1%
    Quaker Chemical Corp.                    27,999   2,330,077       0.0%
    Reliance Steel & Aluminum Co.           132,108   8,550,030       0.1%
#*  Rentech, Inc.                           296,041     355,249       0.0%
*   Resolute Forest Products, Inc.           20,278     312,687       0.0%
    Rock-Tenn Co. Class A                   211,002  13,288,906       0.1%
#   Royal Gold, Inc.                        121,841   7,862,400       0.1%
    RPM International, Inc.                 101,090   4,805,819       0.0%
#*  RTI International Metals, Inc.           49,088   1,848,163       0.0%
    Schnitzer Steel Industries, Inc.
      Class A                                66,340   1,155,643       0.0%
#   Schweitzer-Mauduit International, Inc.   56,439   2,495,168       0.0%
    Scotts Miracle-Gro Co. (The) Class A     78,302   5,051,262       0.0%
    Sealed Air Corp.                        185,920   8,477,952       0.1%
    Sensient Technologies Corp.              90,101   5,889,001       0.1%
    Sherwin-Williams Co. (The)               19,100   5,309,800       0.0%
    Sigma-Aldrich Corp.                      22,268   3,093,471       0.0%
    Silgan Holdings, Inc.                   100,154   5,395,296       0.0%
    Sonoco Products Co.                     171,600   7,668,804       0.1%
#   Southern Copper Corp.                    36,549   1,190,766       0.0%
    Steel Dynamics, Inc.                    543,691  12,031,882       0.1%
    Stepan Co.                               36,797   1,874,071       0.0%
#*  Stillwater Mining Co.                   203,700   2,735,691       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Materials -- (Continued)
      SunCoke Energy, Inc.                 139,839 $  2,451,378       0.0%
      Synalloy Corp.                        11,060      163,356       0.0%
      TimkenSteel Corp.                     61,393    1,792,062       0.0%
*     Trecora Resources                     13,281      159,372       0.0%
      Tredegar Corp.                        35,160      719,725       0.0%
#     Tronox, Ltd. Class A                  96,273    2,016,919       0.0%
#     United States Lime & Minerals,
        Inc.                                 8,788      580,008       0.0%
#     United States Steel Corp.            273,594    6,571,728       0.1%
#*    Universal Stainless & Alloy
        Products, Inc.                      10,522      220,962       0.0%
#*    US Concrete, Inc.                     19,963      724,657       0.0%
#     Valhi, Inc.                           92,519      604,149       0.0%
      Valspar Corp. (The)                   71,725    5,816,898       0.1%
      Vulcan Materials Co.                 127,191   10,877,374       0.1%
#     Wausau Paper Corp.                    87,642      816,823       0.0%
      Westlake Chemical Corp.              171,450   13,369,671       0.1%
#     Worthington Industries, Inc.         154,045    4,163,836       0.0%
#*    WR Grace & Co.                        39,559    3,826,146       0.0%
      Zep, Inc.                             32,478      645,663       0.0%
                                                   ------------       ---
Total Materials                                     749,688,321       5.2%
                                                   ------------       ---
Other -- (0.0%)
(o)*  Capital Properties, Inc., 5.000%       1,260        1,175       0.0%
(o)*  Concord Camera Corp. Escrow Shares     2,339           --       0.0%
(o)*  FRD Acquisition Co. Escrow Shares      4,235           --       0.0%
(o)*  Gerber Scientific, Inc. Escrow
        Shares                              30,731           --       0.0%
(o)*  Softbrands, Inc. Escrow Shares        14,700           --       0.0%
                                                   ------------       ---
Total Other                                               1,175       0.0%
                                                   ------------       ---
Real Estate Investment Trusts -- (0.1%)
      CareTrust REIT, Inc.                  51,404      642,036       0.0%
*     Communications Sales & Leasing,
        Inc.                               303,332    9,124,221       0.1%
#     Iron Mountain, Inc.                  223,970    7,724,725       0.1%
      Lamar Advertising Co. Class A         74,317    4,307,413       0.0%
*     Transcontinental Realty
        Investors, Inc.                        100        1,080       0.0%
                                                   ------------       ---
Total Real Estate Investment Trusts                  21,799,475       0.2%
                                                   ------------       ---
Telecommunication Services -- (2.2%)
#*    8x8, Inc.                             64,500      563,085       0.0%
*     Alaska Communications Systems
        Group, Inc.                          1,200        2,736       0.0%
*     Alteva                                 9,033       63,863       0.0%
#     AT&T, Inc.                         4,582,649  158,742,961       1.1%
      Atlantic Tele-Network, Inc.           25,034    1,652,745       0.0%
#*    Boingo Wireless, Inc.                 25,660      211,952       0.0%
      CenturyLink, Inc.                    519,435   18,678,883       0.1%
*     Cincinnati Bell, Inc.                391,378    1,342,427       0.0%
#     Cogent Communications Holdings,
        Inc.                                72,713    2,544,228       0.0%
#     Consolidated Communications
        Holdings, Inc.                     103,392    2,178,469       0.0%
*     FairPoint Communications, Inc.         2,324       45,829       0.0%
#     Frontier Communications Corp.      1,742,732   11,955,142       0.1%
*     General Communication, Inc.
        Class A                             89,874    1,425,402       0.0%
#*    Globalstar, Inc.                     144,937      375,387       0.0%
#*    Hawaiian Telcom Holdco, Inc.             367        9,667       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Telecommunication Services -- (Continued)
    IDT Corp. Class B                       61,417 $  1,045,932       0.0%
    Inteliquent, Inc.                      135,294    2,571,939       0.0%
#*  Intelsat SA                             13,513      170,129       0.0%
#*  Iridium Communications, Inc.           104,650    1,064,290       0.0%
*   Level 3 Communications, Inc.           261,398   14,622,604       0.1%
    Lumos Networks Corp.                    36,481      515,841       0.0%
#   NTELOS Holdings Corp.                   36,307      210,944       0.0%
#*  ORBCOMM, Inc.                           86,668      521,741       0.0%
*   Premiere Global Services, Inc.          88,268      901,216       0.0%
*   SBA Communications Corp. Class A        60,940    7,058,071       0.1%
#   Shenandoah Telecommunications Co.       89,322    3,078,036       0.0%
    Spok Holdings, Inc.                     39,171      737,394       0.0%
#*  Sprint Corp.                           344,000    1,764,720       0.0%
#*  Straight Path Communications, Inc.
      Class B                               17,280      361,152       0.0%
*   T-Mobile US, Inc.                      140,440    4,780,578       0.1%
    Telephone & Data Systems, Inc.         203,673    5,440,106       0.1%
#*  United States Cellular Corp.            49,354    1,822,643       0.0%
    Verizon Communications, Inc.         2,162,185  109,060,611       0.8%
*   Vonage Holdings Corp.                  375,899    1,740,412       0.0%
*   Windstream Holdings, Inc.              252,777    2,952,435       0.0%
                                                   ------------       ---
Total Telecommunication Services                    360,213,570       2.5%
                                                   ------------       ---
Utilities -- (1.9%)
    AES Corp.                              363,859    4,821,132       0.1%
    AGL Resources, Inc.                    107,082    5,383,012       0.1%
    ALLETE, Inc.                            73,624    3,703,287       0.0%
    Alliant Energy Corp.                    40,768    2,465,241       0.0%
    Ameren Corp.                            72,928    2,985,672       0.0%
    American Electric Power Co., Inc.       87,391    4,969,926       0.1%
    American States Water Co.               60,955    2,340,062       0.0%
    American Water Works Co., Inc.          53,277    2,904,662       0.0%
#   Aqua America, Inc.                     163,806    4,393,277       0.0%
#   Artesian Resources Corp. Class A         6,572      141,561       0.0%
    Atmos Energy Corp.                      96,966    5,236,164       0.1%
#   Avista Corp.                           102,707    3,350,302       0.0%
    Black Hills Corp.                       71,264    3,512,603       0.0%
    California Water Service Group          75,780    1,808,869       0.0%
*   Calpine Corp.                          596,739   13,014,878       0.1%
    CenterPoint Energy, Inc.               121,531    2,548,505       0.0%
#   Chesapeake Utilities Corp.              26,125    1,248,252       0.0%
    Cleco Corp.                             53,705    2,918,867       0.0%
    CMS Energy Corp.                        81,997    2,782,158       0.0%
#   Connecticut Water Service, Inc.         17,873      643,428       0.0%
#   Consolidated Edison, Inc.              100,842    6,206,825       0.1%
    Consolidated Water Co., Ltd.            20,526      246,517       0.0%
    Delta Natural Gas Co., Inc.              5,930      116,821       0.0%
    Dominion Resources, Inc.               104,995    7,526,042       0.1%
    DTE Energy Co.                          56,384    4,489,858       0.0%
    Duke Energy Corp.                      126,582    9,818,966       0.1%
*   Dynegy, Inc.                           231,574    7,704,467       0.1%
    Edison International                    61,989    3,777,610       0.0%
    El Paso Electric Co.                    64,045    2,383,114       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Utilities -- (Continued)
    Empire District Electric Co. (The)       71,089 $ 1,675,568       0.0%
    Entergy Corp.                            61,072   4,713,537       0.1%
    Eversource Energy                       107,651   5,249,063       0.1%
#   Exelon Corp.                            137,012   4,661,148       0.1%
    FirstEnergy Corp.                       138,174   4,961,828       0.1%
    Gas Natural, Inc.                         5,156      51,560       0.0%
#   Genie Energy, Ltd. Class B               32,165     458,030       0.0%
    Great Plains Energy, Inc.               151,470   3,965,485       0.0%
    Hawaiian Electric Industries, Inc.      104,140   3,259,582       0.0%
#   IDACORP, Inc.                            74,322   4,483,846       0.0%
    Integrys Energy Group, Inc.              52,641   3,848,057       0.0%
    ITC Holdings Corp.                      144,332   5,195,952       0.1%
#   Laclede Group, Inc. (The)                68,874   3,576,627       0.0%
    MDU Resources Group, Inc.                97,688   2,177,466       0.0%
    MGE Energy, Inc.                         47,142   1,955,450       0.0%
    Middlesex Water Co.                      21,748     495,202       0.0%
#   National Fuel Gas Co.                    70,491   4,543,145       0.0%
    New Jersey Resources Corp.              134,543   4,104,907       0.0%
    NextEra Energy, Inc.                     79,296   8,003,345       0.1%
    NiSource, Inc.                           93,227   4,047,916       0.0%
#   Northwest Natural Gas Co.                41,356   1,931,325       0.0%
#   NorthWestern Corp.                       76,262   3,972,488       0.0%
#   NRG Energy, Inc.                        288,306   7,276,843       0.1%
#   NRG Yield, Inc. Class A                  31,446   1,547,143       0.0%
    OGE Energy Corp.                         67,992   2,221,979       0.0%
#   ONE Gas, Inc.                            78,749   3,305,096       0.0%
#   Ormat Technologies, Inc.                 66,303   2,426,027       0.0%
#   Otter Tail Corp.                         51,995   1,555,170       0.0%
    Pattern Energy Group, Inc.               10,034     290,785       0.0%
    Pepco Holdings, Inc.                    118,685   3,083,436       0.0%
    PG&E Corp.                               83,686   4,428,663       0.0%
    Piedmont Natural Gas Co., Inc.           98,342   3,681,924       0.0%
    Pinnacle West Capital Corp.              39,474   2,415,809       0.0%
    PNM Resources, Inc.                     131,119   3,642,486       0.0%
#   Portland General Electric Co.           129,197   4,542,567       0.0%
    PPL Corp.                               108,481   3,691,608       0.0%
    Public Service Enterprise Group, Inc.   103,424   4,296,233       0.0%
    Questar Corp.                           212,969   4,991,993       0.1%
    RGC Resources, Inc.                       2,942      61,488       0.0%
#   SCANA Corp.                              36,709   1,944,843       0.0%
    Sempra Energy                            41,243   4,378,769       0.0%
    SJW Corp.                                33,381     976,394       0.0%
#   South Jersey Industries, Inc.            56,127   2,960,699       0.0%
    Southern Co. (The)                      154,025   6,823,307       0.1%
    Southwest Gas Corp.                      75,083   4,129,565       0.0%
#   TECO Energy, Inc.                       228,309   4,326,456       0.0%
    UGI Corp.                               391,320  13,621,849       0.1%
    UIL Holdings Corp.                       87,236   4,351,332       0.0%
    Unitil Corp.                             23,265     795,663       0.0%
    Vectren Corp.                            76,929   3,321,025       0.0%
#   Westar Energy, Inc.                     123,991   4,668,261       0.1%
#   WGL Holdings, Inc.                       81,879   4,504,164       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE+      OF NET ASSETS**
                                    ----------- --------------- ---------------
Utilities -- (Continued)
       Wisconsin Energy Corp.            69,021 $     3,390,312        0.0%
       Xcel Energy, Inc.                168,413       5,710,885        0.1%
#      York Water Co. (The)              14,530         365,575        0.0%
                                                ---------------      -----
Total Utilities                                     310,501,954        2.1%
                                                ---------------      -----
TOTAL COMMON STOCKS                              14,461,634,087       99.8%
                                                ---------------      -----
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(o)*   Enron TOPRS Escrow Shares          1,977              --        0.0%
                                                ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Capital Bank Corp.
         Contingent Value Rights          7,309              --        0.0%
(o)*   Community Health Systems,
         Inc. Rights 01/04/16           396,076           6,377        0.0%
(o)*   Furiex Pharmaceuticals
         Contingent Value Rights         14,153         138,275        0.0%
(o)*   Leap Wireless
         International, Inc.
         Contingent Value Rights         89,942         226,654        0.0%
(o)#*  Magnum Hunter Resources
         Corp. Warrants 04/15/16         22,231              --        0.0%
(o)#*  Safeway Casa Ley Contingent
         Value Rights                   240,783         244,371        0.0%
(o)#*  Safeway PDC, LLC Contingent
         Value Rights                   240,783          11,750        0.0%
                                                ---------------      -----
TOTAL RIGHTS/WARRANTS                                   627,427        0.0%
                                                ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.7%)
*      State Street Institutional
         Liquid Reserves, 0.098%    109,350,076     109,350,076        0.8%
                                                ---------------      -----
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@ DFA Short Term Investment Fund 131,312,939   1,519,290,700       10.4%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,364,612,255)                        $16,090,902,290      111.0%
                                                ===============      =====

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
 Common Stocks
    Consumer
      Discretionary      $ 2,207,685,069             --   --    $ 2,207,685,069
    Consumer Staples         884,582,164             --   --        884,582,164
    Energy                 1,368,486,275             --   --      1,368,486,275
    Financials             2,341,201,837 $            2   --      2,341,201,839
    Health Care            1,652,386,401             --   --      1,652,386,401
    Industrials            2,128,190,820             --   --      2,128,190,820
    Information
      Technology           2,436,897,024             --   --      2,436,897,024
    Materials                749,688,321             --   --        749,688,321
    Other                             --          1,175   --              1,175
    Real Estate
      Investment Trusts       21,799,475             --   --         21,799,475
    Telecommunication
      Services               360,213,570             --   --        360,213,570
    Utilities                310,501,954             --   --        310,501,954
 Preferred Stocks
    Other                             --             --   --                 --
 Rights/Warrants                      --        627,427   --            627,427
 Temporary Cash
   Investments               109,350,076             --   --        109,350,076
 Securities Lending
   Collateral                         --  1,519,290,700   --      1,519,290,700
                         --------------- --------------   --    ---------------
 TOTAL                   $14,570,982,986 $1,519,919,304   --    $16,090,902,290
                         =============== ==============   ==    ===============

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
COMMON STOCKS -- (87.6%)

Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A           38,977 $  411,987       0.0%
    A. H. Belo Corp. Class A                  24,143    161,517       0.0%
    Aaron's, Inc.                             91,941  3,125,994       0.1%
#   Abercrombie & Fitch Co. Class A           50,447  1,134,049       0.0%
    Advance Auto Parts, Inc.                   5,868    839,124       0.0%
#*  Aeropostale, Inc.                         25,947     80,176       0.0%
*   AG&E Holdings, Inc.                        5,523      4,253       0.0%
*   Ambassadors Group, Inc.                   17,553     50,377       0.0%
    AMC Entertainment Holdings, Inc. Class A   5,370    161,422       0.0%
#*  AMC Networks, Inc. Class A                 7,802    588,583       0.0%
    AMCON Distributing Co.                       438     34,668       0.0%
*   America's Car-Mart, Inc.                  13,372    686,518       0.0%
*   American Axle & Manufacturing Holdings,
      Inc.                                    22,511    561,199       0.0%
#   American Eagle Outfitters, Inc.          228,899  3,641,783       0.1%
*   American Public Education, Inc.           17,339    483,585       0.0%
*   ANN, Inc.                                 60,705  2,298,291       0.1%
*   Apollo Education Group, Inc. Class A      84,082  1,411,316       0.0%
    Aramark                                    2,215     68,067       0.0%
    Arctic Cat, Inc.                          15,259    541,542       0.0%
    Ark Restaurants Corp.                      3,403     83,339       0.0%
*   Asbury Automotive Group, Inc.             29,653  2,491,742       0.1%
*   Ascena Retail Group, Inc.                106,415  1,595,161       0.1%
#*  Ascent Capital Group, Inc. Class A        13,941    558,198       0.0%
#   Autoliv, Inc.                              8,259    980,508       0.0%
*   AutoNation, Inc.                          24,334  1,497,758       0.1%
*   Ballantyne Strong, Inc.                   17,594     82,340       0.0%
#*  Barnes & Noble, Inc.                     117,340  2,569,746       0.1%
    Bassett Furniture Industries, Inc.        10,687    301,587       0.0%
    Beasley Broadcast Group, Inc. Class A      6,377     30,928       0.0%
#*  Beazer Homes USA, Inc.                    16,707    292,540       0.0%
#   bebe stores, Inc.                         95,928    317,522       0.0%
#*  Bed Bath & Beyond, Inc.                   22,913  1,614,450       0.1%
*   Belmond, Ltd. Class A                    125,923  1,551,371       0.1%
#   Best Buy Co., Inc.                        52,445  1,817,219       0.1%
    Big 5 Sporting Goods Corp.                28,666    391,004       0.0%
#   Big Lots, Inc.                            60,526  2,758,170       0.1%
*   Biglari Holdings, Inc.                     2,652    969,333       0.0%
#*  BJ's Restaurants, Inc.                    35,760  1,673,568       0.1%
    Bloomin' Brands, Inc.                     49,457  1,120,696       0.0%
#*  Blue Nile, Inc.                            5,351    145,601       0.0%
*   Blyth, Inc.                               16,340    125,491       0.0%
    Bob Evans Farms, Inc.                     33,622  1,446,418       0.1%
#   Bon-Ton Stores, Inc. (The)                16,943    121,481       0.0%
*   Books-A-Million, Inc.                     13,630     39,118       0.0%
    BorgWarner, Inc.                          21,458  1,270,314       0.0%
    Bowl America, Inc. Class A                 2,839     41,336       0.0%
#*  Boyd Gaming Corp.                         57,508    759,106       0.0%
*   Bravo Brio Restaurant Group, Inc.         24,257    357,306       0.0%
*   Bridgepoint Education, Inc.               32,150    281,955       0.0%
*   Bright Horizons Family Solutions, Inc.    12,968    652,031       0.0%
#   Brinker International, Inc.               15,655    866,817       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Brown Shoe Co., Inc.                     58,157 $ 1,727,263       0.1%
#   Brunswick Corp.                          35,055   1,754,152       0.1%
#   Buckle, Inc. (The)                        9,525     426,720       0.0%
#*  Buffalo Wild Wings, Inc.                 12,173   1,939,159       0.1%
*   Build-A-Bear Workshop, Inc.              21,116     389,168       0.0%
*   Burlington Stores, Inc.                   6,629     341,858       0.0%
#*  Cabela's, Inc.                           57,032   3,007,868       0.1%
#   Cablevision Systems Corp. Class A        28,203     563,496       0.0%
#   Callaway Golf Co.                       109,117   1,056,253       0.0%
*   Cambium Learning Group, Inc.             42,184     124,865       0.0%
*   Canterbury Park Holding Corp.             4,963      51,367       0.0%
    Capella Education Co.                    15,799     853,620       0.0%
*   Career Education Corp.                  116,203     488,053       0.0%
#*  CarMax, Inc.                             26,062   1,775,083       0.1%
*   Carmike Cinemas, Inc.                    27,478     829,286       0.0%
    Carnival Corp.                           42,874   1,885,170       0.1%
#   Carriage Services, Inc.                  25,153     594,617       0.0%
*   Carrols Restaurant Group, Inc.           36,911     333,675       0.0%
    Carter's, Inc.                           18,771   1,874,472       0.1%
    Cato Corp. (The) Class A                 27,535   1,083,227       0.0%
*   Cavco Industries, Inc.                   11,760     771,103       0.0%
#   CBS Corp. Class A                         4,710     303,983       0.0%
    CBS Corp. Class B                        39,368   2,445,934       0.1%
#*  Central European Media Enterprises,
      Ltd. Class A                           32,474      89,304       0.0%
#*  Charles & Colvard, Ltd.                  21,647      27,708       0.0%
*   Charter Communications, Inc. Class A        317      59,298       0.0%
#   Cheesecake Factory, Inc. (The)           59,287   2,972,057       0.1%
    Cherokee, Inc.                            3,809      82,655       0.0%
    Chico's FAS, Inc.                       188,861   3,184,196       0.1%
#   Children's Place, Inc. (The)             25,851   1,568,122       0.1%
*   Chipotle Mexican Grill, Inc.              3,000   1,864,020       0.1%
    Choice Hotels International, Inc.         8,184     489,976       0.0%
*   Christopher & Banks Corp.                35,056     208,233       0.0%
    Churchill Downs, Inc.                    18,230   2,172,469       0.1%
#*  Chuy's Holdings, Inc.                     3,103      70,190       0.0%
*   Cinedigm Corp.                           29,141      24,187       0.0%
    Cinemark Holdings, Inc.                  48,992   2,088,529       0.1%
*   Citi Trends, Inc.                        22,362     509,406       0.0%
    Clear Channel Outdoor Holdings, Inc.
      Class A                                29,582     336,643       0.0%
    ClubCorp Holdings, Inc.                  14,984     328,000       0.0%
#   Coach, Inc.                              23,907     913,486       0.0%
*   Coast Distribution System, Inc. (The)     1,632       5,957       0.0%
    Collectors Universe, Inc.                 4,977     114,620       0.0%
    Columbia Sportswear Co.                  55,820   3,499,914       0.1%
    Comcast Corp. Class A                   376,209  21,729,832       0.6%
#   Comcast Corp. Special Class A            97,459   5,612,664       0.2%
*   Conn's, Inc.                             35,937   1,005,158       0.0%
    Cooper Tire & Rubber Co.                 89,842   3,817,387       0.1%
#*  Cooper-Standard Holding, Inc.               511      31,181       0.0%
    Core-Mark Holding Co., Inc.              25,326   1,334,933       0.0%
#   Cracker Barrel Old Country Store, Inc.   17,139   2,270,575       0.1%
#*  Crocs, Inc.                              85,576   1,129,603       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   Crown Media Holdings, Inc. Class A        24,897 $   93,364       0.0%
    CSS Industries, Inc.                       4,800    136,032       0.0%
    CST Brands, Inc.                          83,186  3,469,688       0.1%
    Culp, Inc.                                12,617    326,149       0.0%
*   Cumulus Media, Inc. Class A               94,582    215,647       0.0%
#   Dana Holding Corp.                        96,609  2,083,856       0.1%
    Darden Restaurants, Inc.                  25,521  1,627,474       0.1%
#*  Deckers Outdoor Corp.                      9,729    719,946       0.0%
*   Del Frisco's Restaurant Group, Inc.       22,592    455,681       0.0%
*   Delta Apparel, Inc.                       11,681    143,326       0.0%
*   Denny's Corp.                              5,372     55,923       0.0%
    Destination Maternity Corp.               13,230    155,982       0.0%
#*  Destination XL Group, Inc.                61,304    298,550       0.0%
    DeVry Education Group, Inc.               69,746  2,109,119       0.1%
*   DGSE Cos., Inc.                            3,503      4,554       0.0%
*   Diamond Resorts International, Inc.        3,804    121,766       0.0%
    Dick's Sporting Goods, Inc.               14,889    807,877       0.0%
    Dillard's, Inc. Class A                   46,706  6,146,043       0.2%
    DineEquity, Inc.                          25,794  2,487,315       0.1%
*   DIRECTV                                   22,304  2,023,084       0.1%
*   Discovery Communications, Inc.            14,257    430,989       0.0%
#*  Discovery Communications, Inc. Class A     5,091    164,745       0.0%
*   Discovery Communications, Inc. Class B     1,000     32,150       0.0%
#*  Dixie Group, Inc. (The)                    9,314     91,557       0.0%
    Dollar General Corp.                      16,141  1,173,612       0.0%
*   Dollar Tree, Inc.                         13,600  1,039,176       0.0%
    Domino's Pizza, Inc.                      11,300  1,218,705       0.0%
#*  Dorman Products, Inc.                     32,268  1,511,110       0.1%
    DR Horton, Inc.                           53,784  1,366,114       0.0%
#*  DreamWorks Animation SKG, Inc. Class A    73,137  1,905,950       0.1%
    Drew Industries, Inc.                     24,209  1,371,924       0.0%
    DSW, Inc. Class A                         24,675    894,962       0.0%
#   Dunkin' Brands Group, Inc.                21,533  1,122,085       0.0%
    Educational Development Corp.              3,287     13,904       0.0%
*   Eldorado Resorts, Inc.                    18,795    132,505       0.0%
    Emerson Radio Corp.                       22,180     30,830       0.0%
*   Emmis Communications Corp. Class A         5,300      7,155       0.0%
*   Entercom Communications Corp. Class A     35,699    424,104       0.0%
#   Entravision Communications Corp. Class A  58,321    381,419       0.0%
#   Escalade, Inc.                            13,212    237,684       0.0%
#   Ethan Allen Interiors, Inc.               38,794    939,591       0.0%
*   EVINE Live, Inc.                          44,612    265,888       0.0%
    EW Scripps Co. (The) Class A              77,620  1,807,770       0.1%
#   Expedia, Inc.                             14,450  1,361,623       0.0%
*   Express, Inc.                              8,782    143,147       0.0%
    Family Dollar Stores, Inc.                 8,607    672,551       0.0%
#*  Famous Dave's Of America, Inc.             6,706    189,109       0.0%
*   Federal-Mogul Holdings Corp.              89,444  1,153,828       0.0%
#*  Fiesta Restaurant Group, Inc.             12,924    653,308       0.0%
    Finish Line, Inc. (The) Class A           64,050  1,571,146       0.1%
#*  Five Below, Inc.                          15,817    533,349       0.0%
    Flanigan's Enterprises, Inc.                 300      8,724       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Flexsteel Industries, Inc.                 8,943 $  322,037       0.0%
    Foot Locker, Inc.                         51,047  3,034,744       0.1%
    Ford Motor Co.                           400,098  6,321,548       0.2%
#*  Fossil Group, Inc.                        12,801  1,075,028       0.0%
*   Fox Factory Holding Corp.                  3,276     49,861       0.0%
#*  Francesca's Holdings Corp.                20,566    348,182       0.0%
    Fred's, Inc. Class A                      42,710    720,518       0.0%
    Frisch's Restaurants, Inc.                 5,689    162,506       0.0%
#*  FTD Cos., Inc.                            25,421    725,515       0.0%
#*  Fuel Systems Solutions, Inc.              36,189    401,698       0.0%
*   Full House Resorts, Inc.                  15,960     23,940       0.0%
#*  G-III Apparel Group, Ltd.                 19,582  2,177,127       0.1%
*   Gaiam, Inc. Class A                       17,607    115,502       0.0%
#   GameStop Corp. Class A                   131,660  5,074,176       0.1%
*   Gaming Partners International Corp.        9,358    103,687       0.0%
    Gannett Co., Inc.                         66,073  2,267,625       0.1%
    Gap, Inc. (The)                           33,808  1,340,149       0.0%
#   Garmin, Ltd.                              10,038    453,617       0.0%
#*  Geeknet, Inc.                              1,892     17,028       0.0%
    General Motors Co.                       210,392  7,376,344       0.2%
*   Genesco, Inc.                             27,196  1,838,178       0.1%
    Gentex Corp.                              93,894  1,629,061       0.1%
*   Gentherm, Inc.                            32,496  1,713,514       0.1%
    Genuine Parts Co.                         11,634  1,045,315       0.0%
    GNC Holdings, Inc. Class A                36,283  1,561,983       0.1%
    Goodyear Tire & Rubber Co. (The)          23,800    675,087       0.0%
*   Gordmans Stores, Inc.                      4,385     31,923       0.0%
    Graham Holdings Co. Class B                6,442  6,589,715       0.2%
*   Grand Canyon Education, Inc.              25,595  1,158,942       0.0%
*   Gray Television, Inc.                     72,011    954,866       0.0%
*   Gray Television, Inc. Class A              2,300     26,450       0.0%
    Group 1 Automotive, Inc.                  38,905  3,072,717       0.1%
#*  Groupon, Inc.                             41,824    289,422       0.0%
#   Guess?, Inc.                              78,037  1,428,857       0.1%
#   H&R Block, Inc.                           12,252    370,500       0.0%
    Hanesbrands, Inc.                         31,600    982,128       0.0%
    Harley-Davidson, Inc.                     25,800  1,450,218       0.1%
    Harman International Industries, Inc.      6,195    807,704       0.0%
    Harte-Hanks, Inc.                         72,223    490,394       0.0%
#   Hasbro, Inc.                               9,400    665,426       0.0%
    Haverty Furniture Cos., Inc.              25,604    549,462       0.0%
    Haverty Furniture Cos., Inc. Class A       1,796     38,614       0.0%
*   Helen of Troy, Ltd.                       36,024  3,156,063       0.1%
#*  hhgregg, Inc.                             34,055    194,795       0.0%
#*  Hibbett Sports, Inc.                      13,493    631,472       0.0%
    Home Depot, Inc. (The)                    14,454  1,546,289       0.1%
    Hooker Furniture Corp.                    13,082    332,937       0.0%
#*  Houghton Mifflin Harcourt Co.             20,773    474,871       0.0%
    HSN, Inc.                                 10,725    669,454       0.0%
*   Hyatt Hotels Corp. Class A                 6,444    374,074       0.0%
#*  Iconix Brand Group, Inc.                  78,132  2,055,653       0.1%
*   Insignia Systems, Inc.                     7,000     20,930       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   International Game Technology P.L.C.         291 $    5,925       0.0%
#   International Speedway Corp. Class A      42,262  1,536,646       0.1%
    Interpublic Group of Cos., Inc. (The)     44,149    920,065       0.0%
#   Interval Leisure Group, Inc.              33,147    821,714       0.0%
#*  iRobot Corp.                              11,711    379,671       0.0%
*   Isle of Capri Casinos, Inc.               13,149    186,979       0.0%
#*  ITT Educational Services, Inc.             2,258     11,922       0.0%
    Jack in the Box, Inc.                     30,578  2,653,253       0.1%
*   Jaclyn, Inc.                                 400      1,940       0.0%
#*  JAKKS Pacific, Inc.                        5,955     39,720       0.0%
#*  Jamba, Inc.                               11,874    187,134       0.0%
*   Jarden Corp.                              38,941  1,993,000       0.1%
#*  JC Penney Co., Inc.                      237,522  1,971,433       0.1%
    John Wiley & Sons, Inc. Class A           28,213  1,604,755       0.1%
    John Wiley & Sons, Inc. Class B            2,087    118,416       0.0%
    Johnson Controls, Inc.                    67,306  3,390,876       0.1%
    Johnson Outdoors, Inc. Class A            14,083    443,614       0.0%
*   Journal Media Group, Inc.                 22,772    211,552       0.0%
*   K12, Inc.                                 38,275    618,907       0.0%
#*  Kate Spade & Co.                          13,375    437,362       0.0%
#   KB Home                                   74,081  1,073,434       0.0%
#*  Kirkland's, Inc.                          25,851    613,703       0.0%
    Kohl's Corp.                              41,214  2,952,983       0.1%
*   Kona Grill, Inc.                           8,088    196,215       0.0%
    Koss Corp.                                 4,404      9,997       0.0%
*   Krispy Kreme Doughnuts, Inc.              32,305    575,029       0.0%
    L Brands, Inc.                             6,200    554,032       0.0%
    La-Z-Boy, Inc.                            54,940  1,439,977       0.1%
*   Lakeland Industries, Inc.                  5,597     51,604       0.0%
#*  Lands' End, Inc.                          12,242    359,670       0.0%
#   Las Vegas Sands Corp.                     19,359  1,023,704       0.0%
#*  LeapFrog Enterprises, Inc.                77,572    175,313       0.0%
    Lear Corp.                                12,606  1,399,644       0.0%
*   Learning Tree International, Inc.         10,875     12,833       0.0%
#   Leggett & Platt, Inc.                     30,328  1,288,030       0.0%
#   Lennar Corp. Class A                      19,087    874,185       0.0%
    Lennar Corp. Class B                      13,352    487,749       0.0%
    Libbey, Inc.                              42,776  1,683,236       0.1%
*   Liberty Broadband Corp.(530307206)           234     12,870       0.0%
*   Liberty Broadband Corp.(530307305)        43,631  2,367,418       0.1%
*   Liberty Broadband Corp. Class A           14,814    803,511       0.0%
*   Liberty Interactive Corp. Class A         86,201  2,479,141       0.1%
*   Liberty Interactive Corp. Class B          4,371    125,142       0.0%
*   Liberty Media Corp.                       73,768  2,799,496       0.1%
*   Liberty Media Corp. Class A               35,948  1,379,684       0.0%
*   Liberty Media Corp. Class B                  936     36,513       0.0%
    Liberty Tax, Inc.                          4,020    111,354       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                                 46,255  1,374,236       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class B                                    436     18,556       0.0%
*   Liberty Ventures Series A                 67,437  2,810,774       0.1%
*   Liberty Ventures Series B                  1,057     44,235       0.0%
*   Life Time Fitness, Inc.                   54,132  3,870,438       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Lifetime Brands, Inc.                     15,663 $  227,897       0.0%
    Lincoln Educational Services Corp.        21,067     46,347       0.0%
#   Lions Gate Entertainment Corp.            11,758    364,616       0.0%
    Lithia Motors, Inc. Class A               25,260  2,519,180       0.1%
*   Live Nation Entertainment, Inc.          208,833  5,233,355       0.2%
*   LKQ Corp.                                 56,098  1,518,573       0.1%
*   Loral Space & Communications, Inc.        11,008    759,552       0.0%
    Lowe's Cos., Inc.                         66,542  4,582,082       0.1%
*   Luby's, Inc.                              30,410    161,173       0.0%
#*  Lumber Liquidators Holdings, Inc.          5,098    140,144       0.0%
*   M/I Homes, Inc.                           37,600    848,256       0.0%
#   Macy's, Inc.                              32,080  2,073,330       0.1%
#*  Madison Square Garden Co. (The) Class A   43,717  3,510,475       0.1%
    Marcus Corp. (The)                        21,011    406,983       0.0%
    Marine Products Corp.                     28,784    204,366       0.0%
*   MarineMax, Inc.                           31,483    695,145       0.0%
    Marriott Vacations Worldwide Corp.        40,570  3,335,260       0.1%
#*  Martha Stewart Living Omnimedia, Inc.
      Class A                                 40,187    221,029       0.0%
#   Mattel, Inc.                              19,217    541,151       0.0%
*   McClatchy Co. (The) Class A               80,775    112,277       0.0%
    McDonald's Corp.                           2,590    250,065       0.0%
#   MDC Holdings, Inc.                        96,740  2,596,502       0.1%
*   Media General, Inc.                       55,891    943,999       0.0%
    Men's Wearhouse, Inc. (The)               55,918  3,164,400       0.1%
#   Meredith Corp.                            46,674  2,428,915       0.1%
*   Meritage Homes Corp.                      62,618  2,678,172       0.1%
#*  MGM Resorts International                239,024  5,055,358       0.1%
*   Modine Manufacturing Co.                  71,998    884,855       0.0%
*   Mohawk Industries, Inc.                   12,479  2,165,106       0.1%
*   Monarch Casino & Resort, Inc.             18,597    340,325       0.0%
#   Monro Muffler Brake, Inc.                 20,712  1,240,442       0.0%
    Morningstar, Inc.                          3,175    240,951       0.0%
#*  Motorcar Parts of America, Inc.           22,740    664,690       0.0%
    Movado Group, Inc.                        21,143    619,067       0.0%
*   Murphy USA, Inc.                          44,234  2,889,807       0.1%
    NACCO Industries, Inc. Class A             9,015    441,555       0.0%
    Nathan's Famous, Inc.                      5,406    222,403       0.0%
    National American University Holdings,
      Inc.                                       579      1,856       0.0%
    National CineMedia, Inc.                  22,365    340,843       0.0%
*   Nautilus, Inc.                            35,263    592,771       0.0%
#*  Nevada Gold & Casinos, Inc.                1,000      1,680       0.0%
*   New York & Co., Inc.                      62,415    157,910       0.0%
#   New York Times Co. (The) Class A         137,173  1,836,746       0.1%
    Newell Rubbermaid, Inc.                   19,366    738,426       0.0%
*   News Corp. Class A                       149,836  2,364,412       0.1%
*   News Corp. Class B                        35,320    549,932       0.0%
    Nexstar Broadcasting Group, Inc. Class A  10,575    618,214       0.0%
    NIKE, Inc. Class B                         2,400    237,216       0.0%
*   Nobility Homes, Inc.                       2,463     28,017       0.0%
    Nordstrom, Inc.                              700     52,892       0.0%
*   Norwegian Cruise Line Holdings, Ltd.       1,537     74,560       0.0%
    Nutrisystem, Inc.                         24,845    473,297       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   NVR, Inc.                                  1,000 $1,326,490       0.0%
*   O'Reilly Automotive, Inc.                 18,013  3,923,772       0.1%
*   Office Depot, Inc.                       878,560  8,100,323       0.2%
#   Omnicom Group, Inc.                       22,858  1,731,722       0.1%
*   Orbitz Worldwide, Inc.                    64,472    755,612       0.0%
#   Outerwall, Inc.                           13,260    880,862       0.0%
#*  Overstock.com, Inc.                        8,272    177,600       0.0%
    Oxford Industries, Inc.                   16,552  1,315,056       0.0%
*   P&F Industries, Inc. Class A               2,014     13,091       0.0%
#*  Pacific Sunwear of California, Inc.       60,704    127,478       0.0%
#*  Panera Bread Co. Class A                   5,200    948,896       0.0%
    Papa John's International, Inc.           21,076  1,293,434       0.0%
#*  Penn National Gaming, Inc.                69,464  1,116,981       0.0%
    Penske Automotive Group, Inc.             78,768  3,844,666       0.1%
*   Pep Boys-Manny, Moe & Jack (The)          59,363    543,765       0.0%
*   Perfumania Holdings, Inc.                  3,665     20,011       0.0%
*   Perry Ellis International, Inc.           17,492    418,409       0.0%
#   PetMed Express, Inc.                      19,102    302,385       0.0%
#   Pier 1 Imports, Inc.                      68,065    861,022       0.0%
*   Pinnacle Entertainment, Inc.              34,843  1,280,829       0.0%
#   Polaris Industries, Inc.                   9,939  1,361,245       0.0%
    Pool Corp.                                14,518    942,073       0.0%
*   Popeyes Louisiana Kitchen, Inc.            9,550    531,744       0.0%
*   Priceline Group, Inc. (The)                1,900  2,351,839       0.1%
    PulteGroup, Inc.                         146,862  2,834,437       0.1%
    PVH Corp.                                 21,931  2,266,569       0.1%
*   QEP Co., Inc.                              1,500     24,608       0.0%
#*  Quiksilver, Inc.                         178,954    297,064       0.0%
#*  Radio One, Inc. Class D                   39,577    141,290       0.0%
    Ralph Lauren Corp.                         3,592    479,209       0.0%
*   RCI Hospitality Holdings, Inc.            12,476    142,102       0.0%
*   Reading International, Inc. Class A       13,539    180,339       0.0%
#*  Red Lion Hotels Corp.                     20,441    143,087       0.0%
*   Red Robin Gourmet Burgers, Inc.           16,700  1,254,003       0.0%
#   Regal Entertainment Group Class A         16,949    372,878       0.0%
*   Regis Corp.                               68,795  1,136,493       0.0%
    Remy International, Inc.                  16,709    371,775       0.0%
#   Rent-A-Center, Inc.                       64,258  1,902,037       0.1%
#*  Rentrak Corp.                              4,395    208,323       0.0%
*   Restoration Hardware Holdings, Inc.        5,425    467,472       0.0%
    Rocky Brands, Inc.                         9,423    211,452       0.0%
    Ross Stores, Inc.                         11,816  1,168,366       0.0%
#   Royal Caribbean Cruises, Ltd.            124,720  8,488,443       0.2%
#*  Ruby Tuesday, Inc.                        72,995    531,404       0.0%
    Ruth's Hospitality Group, Inc.            50,925    740,959       0.0%
#   Ryland Group, Inc. (The)                  46,768  1,927,777       0.1%
#   Salem Media Group, Inc. Class A           22,144    108,063       0.0%
*   Sally Beauty Holdings, Inc.               20,174    629,631       0.0%
#   Scholastic Corp.                          26,776  1,088,177       0.0%
#*  Scientific Games Corp. Class A            33,697    426,941       0.0%
#   Scripps Networks Interactive, Inc.
      Class A                                  5,300    370,258       0.0%
#*  Sears Holdings Corp.                      37,878  1,512,847       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   SeaWorld Entertainment, Inc.             34,849 $   738,799       0.0%
*   Select Comfort Corp.                     36,144   1,113,958       0.0%
#   Service Corp. International             200,775   5,557,452       0.2%
*   Shiloh Industries, Inc.                  20,431     237,613       0.0%
    Shoe Carnival, Inc.                      25,404     663,298       0.0%
#*  Shutterfly, Inc.                         32,086   1,436,169       0.1%
    Signet Jewelers, Ltd.                    14,628   1,962,054       0.1%
#   Sinclair Broadcast Group, Inc. Class A   32,167     985,597       0.0%
#*  Sirius XM Holdings, Inc.                124,278     490,898       0.0%
#   Six Flags Entertainment Corp.            23,098   1,086,068       0.0%
*   Sizmek, Inc.                             36,301     252,655       0.0%
#*  Skechers U.S.A., Inc. Class A            43,294   3,892,996       0.1%
*   Skullcandy, Inc.                         31,165     336,894       0.0%
*   Skyline Corp.                             8,700      31,146       0.0%
    Sonic Automotive, Inc. Class A           55,110   1,286,818       0.0%
    Sonic Corp.                              28,283     810,308       0.0%
#   Sotheby's                                30,969   1,322,686       0.0%
*   Spanish Broadcasting System, Inc.
      Class A                                 1,489       9,232       0.0%
    Spartan Motors, Inc.                     39,492     186,007       0.0%
    Speedway Motorsports, Inc.               47,584   1,089,674       0.0%
    Stage Stores, Inc.                       52,572   1,015,165       0.0%
    Standard Motor Products, Inc.            28,146   1,063,919       0.0%
#*  Standard Pacific Corp.                  263,132   2,131,369       0.1%
*   Stanley Furniture Co., Inc.              13,731      36,936       0.0%
#   Staples, Inc.                           326,863   5,334,404       0.2%
    Starwood Hotels & Resorts Worldwide,
      Inc.                                   12,073   1,037,674       0.0%
#*  Starz                                    24,948     981,205       0.0%
*   Starz Class B                               936      36,354       0.0%
    Stein Mart, Inc.                         56,696     670,714       0.0%
*   Steiner Leisure, Ltd.                    12,334     594,992       0.0%
*   Steven Madden, Ltd.                      58,132   2,268,311       0.1%
*   Stoneridge, Inc.                         41,836     503,705       0.0%
#   Strattec Security Corp.                   4,591     344,646       0.0%
#*  Strayer Education, Inc.                   7,460     378,371       0.0%
    Sturm Ruger & Co., Inc.                  16,895     926,015       0.0%
    Superior Industries International, Inc.  32,275     600,315       0.0%
    Superior Uniform Group, Inc.             19,154     325,618       0.0%
    Sypris Solutions, Inc.                   17,625      26,966       0.0%
*   Systemax, Inc.                           34,554     361,089       0.0%
    Tandy Leather Factory, Inc.              17,438     147,700       0.0%
    Target Corp.                             52,314   4,123,913       0.1%
*   Taylor Morrison Home Corp. Class A        7,554     139,900       0.0%
*   Tempur Sealy International, Inc.          7,978     485,940       0.0%
*   Tenneco, Inc.                            11,900     695,555       0.0%
#*  Tesla Motors, Inc.                          402      90,872       0.0%
#   Texas Roadhouse, Inc.                    69,524   2,336,006       0.1%
    Thor Industries, Inc.                    36,711   2,208,901       0.1%
    Tiffany & Co.                             8,300     726,084       0.0%
*   Tilly's, Inc. Class A                     4,855      64,766       0.0%
    Time Warner Cable, Inc.                  29,552   4,595,927       0.1%
    Time Warner, Inc.                       119,274  10,067,918       0.3%
    Time, Inc.                               58,316   1,331,354       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Discretionary -- (Continued)
    TJX Cos., Inc. (The)                    10,244 $    661,148       0.0%
*   Toll Brothers, Inc.                    134,814    4,791,290       0.1%
*   Tower International, Inc.               17,192      444,585       0.0%
#   Town Sports International Holdings,
      Inc.                                  12,510       76,686       0.0%
    Tractor Supply Co.                      25,800    2,220,348       0.1%
*   Trans World Entertainment Corp.          1,500        5,640       0.0%
#*  TRI Pointe Homes, Inc.                  63,060      900,497       0.0%
#*  TripAdvisor, Inc.                       14,450    1,163,080       0.0%
*   TRW Automotive Holdings Corp.           14,500    1,523,370       0.1%
*   Tuesday Morning Corp.                   44,074      697,251       0.0%
#*  Tumi Holdings, Inc.                     45,073    1,054,257       0.0%
#   Tupperware Brands Corp.                  5,800      387,788       0.0%
#   Twenty-First Century Fox, Inc. Class A  85,500    2,913,840       0.1%
    Twenty-First Century Fox, Inc. Class B  23,700      790,395       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.  13,373    2,020,527       0.1%
#*  Under Armour, Inc. Class A              11,332      878,797       0.0%
*   Unifi, Inc.                             20,364      718,646       0.0%
*   Universal Electronics, Inc.             18,300      987,102       0.0%
    Universal Technical Institute, Inc.     22,884      193,370       0.0%
#*  Urban Outfitters, Inc.                  54,584    2,185,543       0.1%
*   US Auto Parts Network, Inc.             26,854       42,966       0.0%
    Vail Resorts, Inc.                      37,166    3,687,239       0.1%
    Value Line, Inc.                         3,839       55,474       0.0%
    VF Corp.                                13,052      945,356       0.0%
    Viacom, Inc. Class A                     1,129       78,048       0.0%
    Viacom, Inc. Class B                    15,300    1,062,585       0.0%
*   Vista Outdoor, Inc.                     36,459    1,595,446       0.1%
*   Visteon Corp.                           22,904    2,322,466       0.1%
#*  Vitamin Shoppe, Inc.                    31,384    1,314,362       0.0%
#*  VOXX International Corp.                21,635      206,182       0.0%
*   Walking Co. Holdings, Inc. (The)           272        1,598       0.0%
    Walt Disney Co. (The)                  118,253   12,856,466       0.4%
#*  Weight Watchers International, Inc.      6,975       59,636       0.0%
#   Wendy's Co. (The)                      432,368    4,375,564       0.1%
*   West Marine, Inc.                       28,447      285,892       0.0%
#   Weyco Group, Inc.                        9,846      280,611       0.0%
    Whirlpool Corp.                         18,667    3,277,925       0.1%
#*  William Lyon Homes Class A               3,877       83,937       0.0%
    Williams-Sonoma, Inc.                   10,506      772,506       0.0%
#   Winmark Corp.                            3,672      330,517       0.0%
#   Winnebago Industries, Inc.              36,586      757,696       0.0%
#   Wolverine World Wide, Inc.              56,025    1,721,648       0.1%
    Wyndham Worldwide Corp.                 30,178    2,577,201       0.1%
    Wynn Resorts, Ltd.                       2,100      233,247       0.0%
*   Zagg, Inc.                              40,325      335,907       0.0%
#*  Zumiez, Inc.                            35,468    1,124,690       0.0%
                                                   ------------      ----
Total Consumer Discretionary                        553,192,961      14.7%
                                                   ------------      ----
Consumer Staples -- (3.8%)
#   Alico, Inc.                              7,844      366,864       0.0%
*   Alliance One International, Inc.        93,600      123,552       0.0%
    Altria Group, Inc.                      13,203      660,810       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Staples -- (Continued)
    Andersons, Inc. (The)                    31,516 $ 1,345,418       0.0%
    Archer-Daniels-Midland Co.               89,777   4,388,300       0.1%
#   B&G Foods, Inc.                          67,894   2,063,978       0.1%
#*  Boston Beer Co., Inc. (The) Class A       2,981     738,692       0.0%
#*  Boulder Brands, Inc.                     71,482     681,938       0.0%
*   Bridgford Foods Corp.                     3,414      27,056       0.0%
#   Brown-Forman Corp. Class A                3,808     351,593       0.0%
    Brown-Forman Corp. Class B                2,461     222,056       0.0%
    Bunge, Ltd.                              73,213   6,323,407       0.2%
#   Cal-Maine Foods, Inc.                    44,448   1,987,270       0.1%
    Calavo Growers, Inc.                     13,854     701,705       0.0%
    Casey's General Stores, Inc.             31,410   2,581,274       0.1%
*   CCA Industries, Inc.                      4,700      14,523       0.0%
*   Central Garden & Pet Co.                 20,939     193,790       0.0%
*   Central Garden and Pet Co. Class A       49,930     489,314       0.0%
#*  Chefs' Warehouse, Inc. (The)             14,332     260,986       0.0%
    Church & Dwight Co., Inc.                10,015     812,918       0.0%
#   Coca-Cola Bottling Co. Consolidated      10,112   1,142,656       0.0%
    Coca-Cola Enterprises, Inc.              38,460   1,708,009       0.1%
*   Coffee Holding Co., Inc.                  1,900       9,272       0.0%
    ConAgra Foods, Inc.                      33,618   1,215,291       0.0%
*   Constellation Brands, Inc. Class A       30,979   3,591,705       0.1%
*   Constellation Brands, Inc. Class B        1,214     142,341       0.0%
    Costco Wholesale Corp.                   12,989   1,858,076       0.1%
#*  Craft Brew Alliance, Inc.                21,966     288,853       0.0%
#*  Crimson Wine Group, Ltd.                 10,667      99,203       0.0%
    CVS Health Corp.                        113,204  11,240,025       0.3%
*   Darling Ingredients, Inc.               125,243   1,710,819       0.1%
#   Dean Foods Co.                          103,137   1,675,976       0.1%
#*  Diamond Foods, Inc.                      16,839     472,166       0.0%
    Dr Pepper Snapple Group, Inc.            14,758   1,100,652       0.0%
    Energizer Holdings, Inc.                  6,756     923,005       0.0%
#*  Fairway Group Holdings Corp.              7,276      38,636       0.0%
*   Farmer Bros Co.                          20,223     504,159       0.0%
#   Flowers Foods, Inc.                      76,089   1,699,828       0.1%
    Fresh Del Monte Produce, Inc.            82,299   3,039,302       0.1%
#*  Fresh Market, Inc. (The)                  6,378     224,123       0.0%
    General Mills, Inc.                      16,200     896,508       0.0%
    Golden Enterprises, Inc.                  5,537      22,314       0.0%
#*  Hain Celestial Group, Inc. (The)         29,672   1,787,441       0.1%
#*  Herbalife, Ltd.                           7,400     307,248       0.0%
    Hormel Foods Corp.                       18,128     985,257       0.0%
*   HRG Group, Inc.                          14,238     178,402       0.0%
    Ingles Markets, Inc. Class A             19,665     823,177       0.0%
    Ingredion, Inc.                          50,185   3,984,689       0.1%
    Inter Parfums, Inc.                      31,754     958,336       0.0%
*   Inventure Foods, Inc.                     1,791      17,462       0.0%
    J&J Snack Foods Corp.                    14,555   1,518,523       0.1%
    JM Smucker Co. (The)                     20,682   2,397,457       0.1%
    John B. Sanfilippo & Son, Inc.            9,554     496,904       0.0%
    Keurig Green Mountain, Inc.               9,300   1,082,241       0.0%
    Kraft Foods Group, Inc.                  39,110   3,314,572       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Staples -- (Continued)
    Kroger Co. (The)                          17,415 $1,200,068       0.0%
    Lancaster Colony Corp.                    14,212  1,274,248       0.0%
*   Landec Corp.                              43,194    613,787       0.0%
*   Lifeway Foods, Inc.                        4,839     97,796       0.0%
#   Limoneira Co.                              2,554     58,589       0.0%
*   Mannatech, Inc.                            2,569     49,607       0.0%
    McCormick & Co., Inc.(579780107)           1,064     80,045       0.0%
#   McCormick & Co., Inc.(579780206)           8,162    614,599       0.0%
#*  Medifast, Inc.                            19,049    571,470       0.0%
    MGP Ingredients, Inc.                     18,512    259,908       0.0%
    Molson Coors Brewing Co. Class A             534     46,458       0.0%
    Molson Coors Brewing Co. Class B          86,345  6,347,221       0.2%
    Mondelez International, Inc. Class A     126,787  4,864,817       0.1%
*   Monster Beverage Corp.                     2,400    329,064       0.0%
*   National Beverage Corp.                   27,000    603,450       0.0%
*   Natural Alternatives International, Inc.   4,748     26,684       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.   4,060    106,859       0.0%
#   Nu Skin Enterprises, Inc. Class A         21,956  1,241,612       0.0%
*   Nutraceutical International Corp.         11,692    227,994       0.0%
    Oil-Dri Corp. of America                   6,773    222,290       0.0%
*   Omega Protein Corp.                       38,499    492,017       0.0%
#   Orchids Paper Products Co.                 9,429    202,629       0.0%
    PepsiCo, Inc.                              9,195    874,628       0.0%
    Philip Morris International, Inc.         36,900  3,080,043       0.1%
#   Pilgrim's Pride Corp.                     51,474  1,271,408       0.0%
    Pinnacle Foods, Inc.                      46,644  1,891,414       0.1%
#*  Post Holdings, Inc.                       71,215  3,342,832       0.1%
#   Pricesmart, Inc.                          12,676  1,019,911       0.0%
    Procter & Gamble Co. (The)               105,525  8,390,293       0.2%
*   Reliv International, Inc.                  4,579      5,128       0.0%
*   Revlon, Inc. Class A                      14,164    553,954       0.0%
    Reynolds American, Inc.                   11,374    833,714       0.0%
*   Rite Aid Corp.                            87,461    674,324       0.0%
    Rocky Mountain Chocolate Factory, Inc.     5,450     69,978       0.0%
#   Sanderson Farms, Inc.                     33,556  2,520,727       0.1%
*   Seaboard Corp.                               535  1,926,000       0.1%
*   Seneca Foods Corp. Class A                10,784    310,795       0.0%
*   Seneca Foods Corp. Class B                 1,251     41,227       0.0%
    Snyder's-Lance, Inc.                      68,573  2,024,961       0.1%
    SpartanNash Co.                           54,760  1,652,109       0.1%
    Spectrum Brands Holdings, Inc.            52,744  4,822,384       0.1%
#*  Sprouts Farmers Market, Inc.              13,691    437,907       0.0%
*   SUPERVALU, Inc.                           92,978    817,277       0.0%
#*  Tofutti Brands, Inc.                         799      3,376       0.0%
#   Tootsie Roll Industries, Inc.             23,250    720,285       0.0%
*   TreeHouse Foods, Inc.                     33,395  2,713,678       0.1%
    Tyson Foods, Inc. Class A                148,229  5,855,045       0.2%
#*  United Natural Foods, Inc.                22,934  1,547,128       0.1%
#   United-Guardian, Inc.                      1,872     34,913       0.0%
#   Universal Corp.                           28,210  1,326,716       0.0%
#*  USANA Health Sciences, Inc.                9,355  1,064,038       0.0%
#   Vector Group, Ltd.                        23,149    512,750       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Staples -- (Continued)
    Village Super Market, Inc. Class A       7,608 $    242,923       0.0%
    Wal-Mart Stores, Inc.                  102,008    7,961,724       0.2%
    Walgreens Boots Alliance, Inc.          34,175    2,834,133       0.1%
    WD-40 Co.                                7,242      586,312       0.0%
    Weis Markets, Inc.                      26,474    1,174,122       0.0%
*   WhiteWave Foods Co. (The) Class A       40,814    1,794,592       0.1%
    Whole Foods Market, Inc.                32,477    1,551,101       0.1%
                                                   ------------       ---
Total Consumer Staples                              161,805,134       4.3%
                                                   ------------       ---
Energy -- (8.7%)
*   Abraxas Petroleum Corp.                 18,724       71,151       0.0%
    Adams Resources & Energy, Inc.           4,923      229,412       0.0%
    Alon USA Energy, Inc.                   98,248    1,580,810       0.1%
#*  Alpha Natural Resources, Inc.          255,873      207,257       0.0%
    Anadarko Petroleum Corp.               101,085    9,512,098       0.3%
    Apache Corp.                            63,288    4,328,899       0.1%
#*  Approach Resources, Inc.                28,368      248,787       0.0%
#*  Arch Coal, Inc.                        229,682      223,756       0.0%
#   Atwood Oceanics, Inc.                   73,256    2,445,285       0.1%
    Baker Hughes, Inc.                      55,395    3,792,342       0.1%
*   Barnwell Industries, Inc.                7,497       23,091       0.0%
*   Basic Energy Services, Inc.             55,748      568,072       0.0%
#*  Bill Barrett Corp.                      64,057      743,061       0.0%
*   Bonanza Creek Energy, Inc.              59,758    1,646,930       0.1%
#   Bristow Group, Inc.                     41,007    2,547,765       0.1%
#*  C&J Energy Services, Ltd.               66,082    1,153,131       0.0%
    Cabot Oil & Gas Corp.                   53,956    1,824,792       0.1%
    California Resources Corp.              62,112      577,642       0.0%
*   Callon Petroleum Co.                    76,687      685,582       0.0%
*   Cameron International Corp.             31,432    1,723,102       0.1%
#   CARBO Ceramics, Inc.                     4,831      213,675       0.0%
#*  Carrizo Oil & Gas, Inc.                 58,365    3,252,681       0.1%
*   Cheniere Energy, Inc.                    7,686      587,902       0.0%
#   Chesapeake Energy Corp.                444,198    7,005,002       0.2%
    Chevron Corp.                          304,598   33,828,654       0.9%
    Cimarex Energy Co.                      40,562    5,045,913       0.1%
#*  Clayton Williams Energy, Inc.           14,501      807,271       0.0%
#*  Clean Energy Fuels Corp.                52,155      514,770       0.0%
#*  Cloud Peak Energy, Inc.                 78,591      510,056       0.0%
#*  Cobalt International Energy, Inc.       10,413      111,419       0.0%
#   Comstock Resources, Inc.                53,195      285,657       0.0%
*   Concho Resources, Inc.                  14,845    1,880,268       0.1%
    ConocoPhillips                         228,045   15,488,816       0.4%
#   CONSOL Energy, Inc.                     51,642    1,677,332       0.1%
*   Contango Oil & Gas Co.                  23,376      586,036       0.0%
#*  Continental Resources, Inc.              1,090       57,367       0.0%
#   CVR Energy, Inc.                        13,519      541,301       0.0%
*   Dawson Geophysical Co.                  22,033      125,368       0.0%
    Delek US Holdings, Inc.                 86,182    3,181,839       0.1%
#   Denbury Resources, Inc.                317,378    2,796,100       0.1%
    Devon Energy Corp.                      60,023    4,094,169       0.1%
    DHT Holdings, Inc.                      27,955      223,640       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
#   Diamond Offshore Drilling, Inc.          68,075 $ 2,278,470       0.1%
*   Diamondback Energy, Inc.                 31,966   2,639,433       0.1%
*   Dresser-Rand Group, Inc.                 10,800     892,836       0.0%
*   Dril-Quip, Inc.                           7,700     613,844       0.0%
#*  Emerald Oil, Inc.                        67,295      43,069       0.0%
    Energen Corp.                             6,952     494,774       0.0%
#   Energy XXI, Ltd.                         58,477     255,544       0.0%
*   ENGlobal Corp.                           25,261      40,923       0.0%
    EnLink Midstream LLC                     43,109   1,515,281       0.0%
    EOG Resources, Inc.                      52,945   5,238,908       0.1%
*   Era Group, Inc.                          26,240     582,003       0.0%
    Evolution Petroleum Corp.                11,083      76,251       0.0%
    Exterran Holdings, Inc.                  74,370   2,756,896       0.1%
    Exxon Mobil Corp.                       556,376  48,610,571       1.3%
*   FieldPoint Petroleum Corp.                3,945       7,732       0.0%
*   FMC Technologies, Inc.                   22,423     988,854       0.0%
*   Forum Energy Technologies, Inc.          18,171     422,657       0.0%
#   GasLog, Ltd.                             57,414   1,279,758       0.0%
*   Gastar Exploration, Inc.                101,670     369,062       0.0%
#*  Geospace Technologies Corp.               7,312     157,939       0.0%
    Green Plains, Inc.                       46,043   1,433,779       0.0%
    Gulf Island Fabrication, Inc.            16,524     217,952       0.0%
#   Gulfmark Offshore, Inc. Class A          31,656     475,157       0.0%
*   Gulfport Energy Corp.                    46,381   2,269,886       0.1%
#*  Halcon Resources Corp.                   58,332      86,915       0.0%
    Halliburton Co.                          34,942   1,710,411       0.1%
*   Harvest Natural Resources, Inc.          42,786      27,392       0.0%
*   Helix Energy Solutions Group, Inc.      155,627   2,564,733       0.1%
#   Helmerich & Payne, Inc.                  29,941   2,334,500       0.1%
#*  Hercules Offshore, Inc.                 172,813     139,132       0.0%
    Hess Corp.                               50,181   3,858,919       0.1%
*   HKN, Inc.                                   308      15,400       0.0%
    HollyFrontier Corp.                     114,181   4,427,939       0.1%
#*  Hornbeck Offshore Services, Inc.         46,873   1,071,048       0.0%
#*  ION Geophysical Corp.                   175,511     400,165       0.0%
*   Key Energy Services, Inc.               197,908     482,896       0.0%
#   Kinder Morgan, Inc.                      96,846   4,159,536       0.1%
*   Kosmos Energy, Ltd.                      22,852     223,493       0.0%
#*  Laredo Petroleum, Inc.                   41,633     657,801       0.0%
#   LinnCo LLC                              101,050   1,288,387       0.0%
    Marathon Oil Corp.                      194,277   6,042,015       0.2%
    Marathon Petroleum Corp.                 38,015   3,747,139       0.1%
#*  Matador Resources Co.                    72,206   2,001,550       0.1%
*   Matrix Service Co.                       32,727     719,012       0.0%
#*  McDermott International, Inc.           154,605     811,676       0.0%
*   Mexco Energy Corp.                        1,236       6,508       0.0%
#*  Mitcham Industries, Inc.                 13,274      65,043       0.0%
    Murphy Oil Corp.                         37,875   1,803,229       0.1%
    Nabors Industries, Ltd.                 231,625   3,868,137       0.1%
    National Oilwell Varco, Inc.             72,627   3,951,635       0.1%
*   Natural Gas Services Group, Inc.         16,142     409,200       0.0%
*   Newfield Exploration Co.                175,982   6,905,534       0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
*   Newpark Resources, Inc.                 127,483 $ 1,307,976       0.0%
#   Noble Corp. P.L.C.                      138,773   2,402,161       0.1%
    Noble Energy, Inc.                       24,666   1,251,060       0.0%
#*  Nordic American Offshore, Ltd.              239       2,254       0.0%
#   Nordic American Tankers, Ltd.            27,665     338,343       0.0%
#*  Northern Oil and Gas, Inc.               78,652     695,284       0.0%
#*  Nuverra Environmental Solutions, Inc.    18,072      73,372       0.0%
#*  Oasis Petroleum, Inc.                    62,767   1,126,040       0.0%
    Occidental Petroleum Corp.              155,281  12,438,008       0.3%
    Oceaneering International, Inc.           9,544     525,970       0.0%
*   Oil States International, Inc.           34,759   1,654,181       0.1%
    ONEOK, Inc.                               3,014     144,973       0.0%
#*  Overseas Shipholding Group, Inc.         31,761     107,670       0.0%
#*  Pacific Drilling SA                      19,891      92,891       0.0%
#   Panhandle Oil and Gas, Inc. Class A      27,323     622,964       0.0%
#   Paragon Offshore P.L.C.                  46,257      83,725       0.0%
#*  Parker Drilling Co.                     144,626     542,347       0.0%
    Patterson-UTI Energy, Inc.              164,826   3,683,861       0.1%
#   PBF Energy, Inc. Class A                 89,342   2,535,526       0.1%
*   PDC Energy, Inc.                         43,263   2,454,743       0.1%
#   Peabody Energy Corp.                    176,843     836,467       0.0%
#*  Penn Virginia Corp.                      92,192     615,843       0.0%
#*  PetroQuest Energy, Inc.                 126,486     338,982       0.0%
#*  PHI, Inc. Non-Voting                     16,464     515,817       0.0%
*   PHI, Inc. Voting                          1,053      32,248       0.0%
    Phillips 66                              55,644   4,413,126       0.1%
*   Pioneer Energy Services Corp.            74,145     552,380       0.0%
    Pioneer Natural Resources Co.             3,762     649,998       0.0%
    QEP Resources, Inc.                     218,727   4,921,357       0.1%
#   Range Resources Corp.                    10,900     692,804       0.0%
#*  Renewable Energy Group, Inc.             50,865     468,467       0.0%
#*  REX American Resources Corp.              9,639     609,378       0.0%
#*  Rex Energy Corp.                         70,533     352,665       0.0%
#*  RigNet, Inc.                              8,275     309,981       0.0%
#*  Rosetta Resources, Inc.                  68,128   1,555,362       0.1%
#   Rowan Cos. P.L.C. Class A               113,077   2,396,102       0.1%
#*  Royale Energy, Inc.                       3,000       4,950       0.0%
#   RPC, Inc.                                72,669   1,156,164       0.0%
*   RSP Permian, Inc.                         3,029      87,902       0.0%
#*  Sanchez Energy Corp.                      8,150     119,723       0.0%
#*  SandRidge Energy, Inc.                  394,394     745,405       0.0%
    Schlumberger, Ltd.                       53,868   5,096,451       0.1%
#   Scorpio Tankers, Inc.                   239,748   2,239,246       0.1%
#*  SEACOR Holdings, Inc.                    30,177   2,192,661       0.1%
    SemGroup Corp. Class A                   39,273   3,306,394       0.1%
#*  Seventy Seven Energy, Inc.               34,108     172,928       0.0%
#   Ship Finance International, Ltd.        102,242   1,611,334       0.1%
    SM Energy Co.                            47,555   2,756,763       0.1%
#*  Southwestern Energy Co.                  76,257   2,137,484       0.1%
#   Spectra Energy Corp.                      1,600      59,600       0.0%
*   Steel Excel, Inc.                        11,536     231,297       0.0%
*   Stone Energy Corp.                       72,494   1,237,473       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Energy -- (Continued)
#   Superior Energy Services, Inc.         178,906 $  4,562,103       0.1%
#*  Swift Energy Co.                        45,809      138,343       0.0%
#*  Synergy Resources Corp.                 70,857      848,867       0.0%
    Targa Resources Corp.                    4,003      420,195       0.0%
#   Teekay Corp.                            29,140    1,448,549       0.0%
    Tesco Corp.                             57,230      735,978       0.0%
    Tesoro Corp.                           131,157   11,257,205       0.3%
*   TETRA Technologies, Inc.               102,620      740,916       0.0%
#   Tidewater, Inc.                         64,165    1,776,729       0.1%
#   Transocean, Ltd.                       145,061    2,730,048       0.1%
#*  Triangle Petroleum Corp.               111,163      663,643       0.0%
#*  Ultra Petroleum Corp.                    9,559      162,790       0.0%
*   Unit Corp.                              63,923    2,227,077       0.1%
#*  Uranium Energy Corp.                    22,116       57,502       0.0%
#   US Silica Holdings, Inc.                15,565      581,353       0.0%
*   Vaalco Energy, Inc.                    107,587      265,740       0.0%
    Valero Energy Corp.                    100,593    5,723,742       0.2%
#   W&T Offshore, Inc.                      95,335      613,004       0.0%
#*  Warren Resources, Inc.                 103,068      111,313       0.0%
*   Weatherford International P.L.C.       282,541    4,110,972       0.1%
    Western Refining, Inc.                  94,206    4,149,774       0.1%
*   Westmoreland Coal Co.                    9,158      260,270       0.0%
*   Whiting Petroleum Corp.                 81,882    3,104,147       0.1%
*   Willbros Group, Inc.                    76,784      191,960       0.0%
    Williams Cos., Inc. (The)               21,384    1,094,647       0.0%
    World Fuel Services Corp.               39,816    2,209,788       0.1%
#*  WPX Energy, Inc.                       191,578    2,634,197       0.1%
*   Yuma Energy, Inc.                        3,478        3,321       0.0%
                                                   ------------       ---
Total Energy                                        371,713,399       9.9%
                                                   ------------       ---
Financials -- (20.5%)
*   1st Constitution Bancorp                 2,642       29,960       0.0%
    1st Source Corp.                        31,982      995,280       0.0%
    Access National Corp.                    9,108      172,141       0.0%
    ACE, Ltd.                               40,735    4,358,238       0.1%
*   Affiliated Managers Group, Inc.          4,661    1,053,992       0.0%
    Aflac, Inc.                             47,261    2,979,333       0.1%
    Alexander & Baldwin, Inc.               95,265    3,856,327       0.1%
*   Alleghany Corp.                          7,698    3,645,157       0.1%
    Alliance Bancorp, Inc. of Pennsylvania   3,932       81,982       0.0%
    Allied World Assurance Co. Holdings AG 110,954    4,564,648       0.1%
    Allstate Corp. (The)                    86,740    6,042,308       0.2%
*   Altisource Asset Management Corp.        1,120      250,880       0.0%
#*  Altisource Portfolio Solutions SA       11,202      271,648       0.0%
*   Ambac Financial Group, Inc.             37,105      853,786       0.0%
    Ameriana Bancorp                           629       10,379       0.0%
    American Equity Investment Life
      Holding Co.                          147,385    3,972,026       0.1%
    American Express Co.                     9,290      719,510       0.0%
    American Financial Group, Inc.         113,571    7,177,687       0.2%
*   American Independence Corp.                610        6,204       0.0%
    American International Group, Inc.     128,798    7,250,039       0.2%
#   American National Bankshares, Inc.       5,991      134,857       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    American National Insurance Co.          22,578 $ 2,259,155       0.1%
*   American River Bankshares                 4,649      45,328       0.0%
    Ameriprise Financial, Inc.               20,458   2,562,978       0.1%
    Ameris Bancorp                           39,108     977,309       0.0%
    AMERISAFE, Inc.                          22,880   1,033,947       0.0%
    AmeriServ Financial, Inc.                17,822      57,209       0.0%
    Ames National Corp.                         900      22,446       0.0%
#   Amtrust Financial Services, Inc.         64,089   3,811,373       0.1%
    Aon P.L.C.                               16,979   1,633,889       0.1%
#*  Arch Capital Group, Ltd.                 64,673   3,924,358       0.1%
    Argo Group International Holdings,
      Ltd.                                   38,306   1,876,611       0.1%
    Arrow Financial Corp.                    13,368     348,370       0.0%
    Arthur J Gallagher & Co.                  8,866     424,061       0.0%
#   Artisan Partners Asset Management,
      Inc. Class A                            2,526     113,140       0.0%
    Aspen Insurance Holdings, Ltd.           88,005   4,112,474       0.1%
#   Associated Banc-Corp                    244,001   4,589,659       0.1%
    Assurant, Inc.                           86,200   5,297,852       0.2%
    Assured Guaranty, Ltd.                  197,245   5,126,398       0.1%
*   Asta Funding, Inc.                       12,881     108,200       0.0%
    Astoria Financial Corp.                 168,818   2,223,333       0.1%
    Athens Bancshares Corp.                     200       5,760       0.0%
    Atlantic American Corp.                   5,179      20,509       0.0%
#*  Atlantic Coast Financial Corp.            2,757      11,552       0.0%
#*  Atlanticus Holdings Corp.                19,831      54,535       0.0%
    Auburn National Bancorporation, Inc.      1,260      31,254       0.0%
*   AV Homes, Inc.                           11,482     181,186       0.0%
    Axis Capital Holdings, Ltd.              95,920   4,993,595       0.1%
    Baldwin & Lyons, Inc. Class A             1,285      30,634       0.0%
    Baldwin & Lyons, Inc. Class B            10,961     248,705       0.0%
    Banc of California, Inc.                 10,072     124,893       0.0%
    Bancfirst Corp.                          16,454     949,725       0.0%
#*  Bancorp, Inc. (The)                      50,273     489,659       0.0%
#   BancorpSouth, Inc.                      177,781   4,304,078       0.1%
    Bank Mutual Corp.                        52,507     377,525       0.0%
    Bank of America Corp.                 1,204,998  19,195,618       0.5%
    Bank of Commerce Holdings                 5,615      32,006       0.0%
#   Bank of Hawaii Corp.                     47,379   2,861,218       0.1%
    Bank of Kentucky Financial Corp (The)     4,629     221,683       0.0%
#   Bank of Marin Bancorp                       500      25,210       0.0%
    Bank of New York Mellon Corp. (The)     128,445   5,438,361       0.2%
#   Bank of the Ozarks, Inc.                 54,678   2,119,319       0.1%
    BankFinancial Corp.                      23,259     297,715       0.0%
    BankUnited, Inc.                         97,204   3,194,123       0.1%
    Banner Corp.                             33,751   1,526,220       0.1%
    Bar Harbor Bankshares                     5,951     209,535       0.0%
    BB&T Corp.                               83,145   3,183,622       0.1%
    BBCN Bancorp, Inc.                      136,014   1,930,039       0.1%
*   BBX Capital Corp. Class A                 1,680      30,794       0.0%
    BCB Bancorp, Inc.                         7,110      87,026       0.0%
*   Bear State Financial, Inc.                5,803      57,682       0.0%
*   Beneficial Bancorp, Inc.                 78,683     912,723       0.0%
    Berkshire Bancorp, Inc.                   2,025      16,200       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    Berkshire Hills Bancorp, Inc.            36,223 $ 1,014,606       0.0%
    BGC Partners, Inc. Class A              267,423   2,683,590       0.1%
    BlackRock, Inc.                           8,103   2,949,006       0.1%
#   BNC Bancorp                               3,392      61,904       0.0%
#*  BofI Holding, Inc.                       15,085   1,384,954       0.0%
#   BOK Financial Corp.                      33,695   2,196,577       0.1%
    Boston Private Financial Holdings, Inc. 159,369   2,095,702       0.1%
#   Bridge Bancorp, Inc.                      4,016     101,484       0.0%
*   Bridge Capital Holdings                   7,047     190,621       0.0%
    Brookline Bancorp, Inc.                 122,554   1,319,907       0.0%
    Brown & Brown, Inc.                      90,595   2,894,510       0.1%
    Bryn Mawr Bank Corp.                     16,573     498,682       0.0%
*   BSB Bancorp, Inc.                         1,200      25,368       0.0%
    C&F Financial Corp.                       2,186      76,641       0.0%
    Calamos Asset Management, Inc. Class A   22,334     276,272       0.0%
    California First National Bancorp         6,388      86,813       0.0%
#   Camden National Corp.                     8,648     331,391       0.0%
    Cape Bancorp, Inc.                        5,454      52,904       0.0%
*   Capital Bank Financial Corp. Class A      8,965     243,131       0.0%
    Capital City Bank Group, Inc.            19,253     270,890       0.0%
    Capital One Financial Corp.              70,527   5,702,108       0.2%
*   Capital Properties, Inc. Class A            308       4,035       0.0%
    Capitol Federal Financial, Inc.         220,919   2,651,028       0.1%
    Cardinal Financial Corp.                 46,615     961,667       0.0%
*   Carolina Bank Holdings, Inc.              1,000      11,010       0.0%
*   Cascade Bancorp                          40,258     194,044       0.0%
#   Cash America International, Inc.         51,612   1,337,783       0.0%
    Cathay General Bancorp                  147,944   4,228,240       0.1%
#   CBOE Holdings, Inc.                      12,636     711,028       0.0%
*   CBRE Group, Inc. Class A                 27,643   1,059,833       0.0%
    Centerstate Banks, Inc.                  36,662     445,810       0.0%
    Central Pacific Financial Corp.          33,846     775,073       0.0%
    Century Bancorp, Inc. Class A             2,971     114,770       0.0%
    Charles Schwab Corp. (The)               22,812     695,766       0.0%
    Charter Financial Corp.                   3,255      38,962       0.0%
    Chemical Financial Corp.                 42,385   1,309,696       0.0%
    Chicopee Bancorp, Inc.                    5,278      86,243       0.0%
    Chubb Corp. (The)                        29,808   2,931,617       0.1%
#   Cincinnati Financial Corp.               74,978   3,796,886       0.1%
    CIT Group, Inc.                          87,768   3,952,193       0.1%
    Citigroup, Inc.                         374,753  19,981,830       0.5%
#   Citizens & Northern Corp.                 3,169      62,873       0.0%
    Citizens Community Bancorp, Inc.          3,663      33,150       0.0%
*   Citizens First Corp.                      1,000      12,500       0.0%
#   Citizens Holding Co.                      2,106      39,930       0.0%
#*  Citizens, Inc.                           50,350     283,974       0.0%
#   City Holding Co.                         20,950     963,071       0.0%
    City National Corp.                      46,156   4,301,739       0.1%
    CKX Lands, Inc.                           1,400      19,950       0.0%
    Clifton Bancorp, Inc.                    28,222     385,230       0.0%
    CME Group, Inc.                          38,860   3,532,763       0.1%
    CNA Financial Corp.                      45,844   1,847,513       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    CNB Financial Corp.                        9,160 $  157,369       0.0%
#   CNO Financial Group, Inc.                264,496  4,496,432       0.1%
    CoBiz Financial, Inc.                     49,603    595,732       0.0%
    Codorus Valley Bancorp, Inc.               2,125     44,328       0.0%
    Cohen & Steers, Inc.                       5,916    223,980       0.0%
*   Colony Bankcorp, Inc.                      3,099     26,001       0.0%
    Columbia Banking System, Inc.            104,015  3,089,245       0.1%
#   Comerica, Inc.                            83,580  3,962,528       0.1%
#   Commerce Bancshares, Inc.                 61,359  2,620,643       0.1%
    Commercial National Financial Corp.        1,413     33,771       0.0%
    Community Bank Shares of Indiana, Inc.       255      7,120       0.0%
#   Community Bank System, Inc.               61,805  2,160,085       0.1%
*   Community Bankers Trust Corp.              1,472      6,565       0.0%
#   Community Trust Bancorp, Inc.             22,510    722,121       0.0%
    Community West Bancshares                  2,000     13,520       0.0%
#*  CommunityOne Bancorp                           1         10       0.0%
    ConnectOne Bancorp, Inc.                  25,199    484,325       0.0%
#   Consolidated-Tomoka Land Co.               8,153    446,295       0.0%
*   Consumer Portfolio Services, Inc.         13,992     89,409       0.0%
#*  Cowen Group, Inc. Class A                109,650    612,943       0.0%
    Crawford & Co. Class A                    34,203    247,972       0.0%
#   Crawford & Co. Class B                    14,955    122,182       0.0%
#*  Credit Acceptance Corp.                   12,904  3,047,925       0.1%
*   CU Bancorp                                 1,313     27,205       0.0%
#   Cullen/Frost Bankers, Inc.                51,172  3,732,486       0.1%
*   Customers Bancorp, Inc.                   14,114    355,814       0.0%
#   CVB Financial Corp.                      114,449  1,791,127       0.1%
#   Diamond Hill Investment Group, Inc.        1,278    232,852       0.0%
    Dime Community Bancshares, Inc.           59,297    944,008       0.0%
    Discover Financial Services               38,187  2,213,700       0.1%
#   Donegal Group, Inc. Class A               22,763    343,949       0.0%
    Donegal Group, Inc. Class B                3,821     77,471       0.0%
*   E*TRADE Financial Corp.                  140,013  4,030,974       0.1%
    Eagle Bancorp Montana, Inc.                3,414     37,315       0.0%
*   Eagle Bancorp, Inc.                        4,674    172,284       0.0%
    East West Bancorp, Inc.                  113,028  4,587,807       0.1%
    Eastern Virginia Bankshares, Inc.          3,468     21,848       0.0%
#   Eaton Vance Corp.                         17,275    709,657       0.0%
#*  eHealth, Inc.                             15,901    194,946       0.0%
    EMC Insurance Group, Inc.                 12,475    432,134       0.0%
    Employers Holdings, Inc.                  47,223  1,152,713       0.0%
#*  Encore Capital Group, Inc.                33,569  1,357,530       0.0%
    Endurance Specialty Holdings, Ltd.        75,174  4,539,006       0.1%
*   Enova International, Inc.                 40,571    750,969       0.0%
*   Enstar Group, Ltd.                        17,332  2,461,837       0.1%
#   Enterprise Bancorp, Inc.                   5,554    119,189       0.0%
    Enterprise Financial Services Corp.       21,703    445,563       0.0%
    Erie Indemnity Co. Class A                11,860    981,415       0.0%
    ESSA Bancorp, Inc.                        11,606    149,137       0.0%
    Evans Bancorp, Inc.                        2,412     59,034       0.0%
#   EverBank Financial Corp.                  35,828    665,326       0.0%
    Evercore Partners, Inc. Class A           21,303  1,027,657       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
      Everest Re Group, Ltd.                  26,993 $4,829,318       0.1%
#*    Ezcorp, Inc. Class A                    65,130    599,196       0.0%
*     Farmers Capital Bank Corp.               5,719    133,596       0.0%
      Farmers National Banc Corp.              1,500     12,405       0.0%
      FBL Financial Group, Inc. Class A       32,494  1,893,425       0.1%
      Federal Agricultural Mortgage Corp.
        Class A                                  987     25,144       0.0%
      Federal Agricultural Mortgage Corp.
        Class C                               11,290    354,958       0.0%
#     Federated Investors, Inc. Class B       20,617    709,225       0.0%
      Federated National Holding Co.          24,078    693,446       0.0%
      Fidelity Southern Corp.                 13,717    230,446       0.0%
      Fifth Third Bancorp                    471,589  9,431,780       0.3%
#     Financial Engines, Inc.                  4,036    170,198       0.0%
      Financial Institutions, Inc.            16,196    381,416       0.0%
*     First Acceptance Corp.                  27,407     78,658       0.0%
#     First American Financial Corp.         107,335  3,734,185       0.1%
      First Bancorp, Inc.                      9,162    152,822       0.0%
      First Bancorp.                          19,392    314,732       0.0%
*     First BanCorp.                         101,085    607,521       0.0%
*     First Bancshares, Inc.                     700      5,061       0.0%
      First Bancshares, Inc. (The)               222      3,585       0.0%
#     First Busey Corp.                       98,185    612,674       0.0%
      First Business Financial Services,
        Inc.                                   3,034    137,804       0.0%
*     First Cash Financial Services, Inc.     23,904  1,155,519       0.0%
      First Citizens BancShares, Inc.
        Class A                               11,298  2,715,361       0.1%
#     First Commonwealth Financial Corp.     166,826  1,504,771       0.1%
      First Community Bancshares, Inc.        19,574    328,060       0.0%
      First Connecticut Bancorp, Inc.          3,900     57,642       0.0%
      First Defiance Financial Corp.          11,345    397,075       0.0%
      First Federal of Northern Michigan
        Bancorp, Inc.                            800      4,792       0.0%
      First Financial Bancorp                 80,361  1,387,031       0.0%
#     First Financial Bankshares, Inc.        35,508  1,028,312       0.0%
      First Financial Corp.                   16,199    549,956       0.0%
      First Financial Northwest, Inc.         18,356    218,436       0.0%
#     First Horizon National Corp.           332,110  4,732,567       0.1%
      First Interstate Bancsystem, Inc.       27,652    748,263       0.0%
*     First Marblehead Corp. (The)             1,466      9,250       0.0%
      First Merchants Corp.                   48,589  1,096,654       0.0%
      First Midwest Bancorp, Inc.            126,981  2,171,375       0.1%
*     First NBC Bank Holding Co.               5,168    181,810       0.0%
#     First Niagara Financial Group, Inc.    431,795  3,927,176       0.1%
      First of Long Island Corp. (The)         2,510     62,800       0.0%
(o)*  First Place Financial Corp.             10,608          1       0.0%
      First Republic Bank                      8,640    503,626       0.0%
      First South Bancorp, Inc.                7,807     65,345       0.0%
*     First United Corp.                       3,697     31,794       0.0%
      First West Virginia Bancorp, Inc.        1,732     38,537       0.0%
      FirstMerit Corp.                       144,876  2,806,248       0.1%
*     Flagstar Bancorp, Inc.                  11,109    190,853       0.0%
      Flushing Financial Corp.                45,120    864,499       0.0%
      FNB Corp.                              269,353  3,574,314       0.1%
      FNF Group                              190,265  6,847,637       0.2%
*     FNFV Group                              63,414    948,039       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
*   Forest City Enterprises, Inc. Class A    77,840 $ 1,849,478       0.1%
*   Forest City Enterprises, Inc. Class B     8,417     199,315       0.0%
#*  Forestar Group, Inc.                     48,461     715,284       0.0%
    Fox Chase Bancorp, Inc.                  19,210     319,462       0.0%
    Franklin Resources, Inc.                 12,182     628,104       0.0%
#*  FRP Holdings, Inc.                        8,107     281,475       0.0%
    Fulton Financial Corp.                  310,023   3,769,880       0.1%
#   FXCM, Inc. Class A                       36,999      74,368       0.0%
#   Gain Capital Holdings, Inc.              29,893     295,343       0.0%
*   GAINSCO, Inc.                             1,497      18,638       0.0%
#   GAMCO Investors, Inc. Class A             3,733     288,598       0.0%
*   Genworth Financial, Inc. Class A        224,077   1,969,637       0.1%
    German American Bancorp, Inc.            12,054     344,865       0.0%
    Glacier Bancorp, Inc.                    74,661   1,966,571       0.1%
*   Global Indemnity P.L.C.                  16,912     464,234       0.0%
    Goldman Sachs Group, Inc. (The)          52,050  10,223,661       0.3%
#   Great Southern Bancorp, Inc.             16,256     640,812       0.0%
#*  Green Dot Corp. Class A                  36,518     587,940       0.0%
#   Greenhill & Co., Inc.                     4,528     179,082       0.0%
*   Greenlight Capital Re, Ltd. Class A      45,116   1,371,075       0.0%
    Griffin Land & Nurseries, Inc.            4,473     140,005       0.0%
    Guaranty Bancorp                          3,867      60,867       0.0%
    Guaranty Federal Bancshares, Inc.         1,886      27,988       0.0%
*   Hallmark Financial Services, Inc.        24,580     272,346       0.0%
*   Hampton Roads Bankshares, Inc.              520         926       0.0%
    Hancock Holding Co.                      87,451   2,545,699       0.1%
    Hanmi Financial Corp.                    53,835   1,145,609       0.0%
    Hanover Insurance Group, Inc. (The)      77,565   5,318,632       0.2%
    Harleysville Savings Financial Corp.      2,920      54,020       0.0%
    Hartford Financial Services Group,
      Inc. (The)                            257,997  10,518,538       0.3%
#   Hawthorn Bancshares, Inc.                 2,201      30,594       0.0%
    HCC Insurance Holdings, Inc.            106,037   6,039,868       0.2%
#   HCI Group, Inc.                          23,984   1,045,223       0.0%
    Heartland Financial USA, Inc.            18,826     647,803       0.0%
    Hennessy Advisors, Inc.                     600      11,556       0.0%
    Heritage Commerce Corp.                  34,259     305,248       0.0%
    Heritage Financial Corp.                 29,345     495,930       0.0%
    Heritage Financial Group, Inc.            5,663     155,733       0.0%
    Heritage Oaks Bancorp                     6,900      54,993       0.0%
    HF Financial Corp.                        4,200      61,278       0.0%
    HFF, Inc. Class A                        17,098     670,071       0.0%
*   Hilltop Holdings, Inc.                  130,418   2,622,706       0.1%
    Hingham Institution for Savings             872      96,618       0.0%
*   HMN Financial, Inc.                       1,450      17,125       0.0%
    Home Bancorp, Inc.                        7,010     151,767       0.0%
    Home BancShares, Inc.                    61,541   2,023,468       0.1%
*   HomeStreet, Inc.                         16,685     345,046       0.0%
*   HomeTrust Bancshares, Inc.                7,405     115,814       0.0%
    HopFed Bancorp, Inc.                      2,207      28,669       0.0%
    Horace Mann Educators Corp.              54,980   1,867,671       0.1%
#   Horizon Bancorp                           5,960     139,166       0.0%
#*  Howard Hughes Corp. (The)                20,500   3,043,635       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    Hudson City Bancorp, Inc.               253,527 $ 2,357,801       0.1%
#   Hudson Valley Holding Corp.              17,863     441,931       0.0%
    Huntington Bancshares, Inc.             486,672   5,285,258       0.2%
    Iberiabank Corp.                         59,169   3,686,820       0.1%
    Independence Holding Co.                 15,010     186,724       0.0%
    Independent Bank Corp.(453836108)        35,915   1,498,374       0.0%
    Independent Bank Corp.(453838609)         7,338      97,155       0.0%
#   Independent Bank Group, Inc.              1,894      72,919       0.0%
    Infinity Property & Casualty Corp.       12,729     943,855       0.0%
    Interactive Brokers Group, Inc. Class A  90,554   3,074,308       0.1%
    Intercontinental Exchange, Inc.           6,864   1,541,174       0.1%
#*  InterGroup Corp. (The)                      235       4,674       0.0%
    International Bancshares Corp.           85,538   2,222,277       0.1%
#*  INTL. FCStone, Inc.                      24,348     781,571       0.0%
    Invesco, Ltd.                            67,533   2,797,217       0.1%
*   Investment Technology Group, Inc.        59,394   1,692,135       0.1%
#   Investors Bancorp, Inc.                 429,913   5,090,170       0.1%
    Investors Title Co.                       1,606     118,555       0.0%
#   Janus Capital Group, Inc.               160,374   2,870,695       0.1%
    JMP Group LLC                            11,690      90,013       0.0%
    Jones Lang LaSalle, Inc.                 18,950   3,146,837       0.1%
    JPMorgan Chase & Co.                    438,800  27,758,488       0.7%
    Kansas City Life Insurance Co.            2,201      98,781       0.0%
*   KCG Holdings, Inc. Class A               55,106     707,561       0.0%
#*  Kearny Financial Corp.                   58,958     786,500       0.0%
    Kemper Corp.                             90,006   3,390,526       0.1%
    Kennedy-Wilson Holdings, Inc.            29,570     732,745       0.0%
    Kentucky First Federal Bancorp            2,320      19,047       0.0%
    KeyCorp                                 391,336   5,654,805       0.2%
#*  Ladenburg Thalmann Financial Services,
      Inc.                                   38,030     128,161       0.0%
    Lake Shore Bancorp, Inc.                    339       4,577       0.0%
    Lakeland Bancorp, Inc.                   41,647     472,693       0.0%
    Lakeland Financial Corp.                 22,468     877,375       0.0%
    Landmark Bancorp, Inc.                    2,745      70,876       0.0%
    LegacyTexas Financial Group, Inc.        40,834   1,039,225       0.0%
    Legg Mason, Inc.                        109,758   5,778,759       0.2%
*   LendingTree, Inc.                         9,403     517,447       0.0%
    Leucadia National Corp.                 164,977   3,921,503       0.1%
    Lincoln National Corp.                  118,951   6,719,542       0.2%
    LNB Bancorp, Inc.                         9,079     163,240       0.0%
    Loews Corp.                             111,774   4,654,269       0.1%
    Louisiana Bancorp, Inc.                   3,003      62,492       0.0%
#   LPL Financial Holdings, Inc.             40,052   1,620,904       0.1%
#   M&T Bank Corp.                           59,225   7,087,456       0.2%
#   Macatawa Bank Corp.                      35,496     186,354       0.0%
*   Magyar Bancorp, Inc.                      1,971      16,960       0.0%
#   Maiden Holdings, Ltd.                   108,872   1,581,910       0.1%
    MainSource Financial Group, Inc.         21,817     419,977       0.0%
*   Malvern Bancorp, Inc.                       241       3,254       0.0%
    Manning & Napier, Inc.                    5,245      55,754       0.0%
*   Marcus & Millichap, Inc.                  5,652     199,968       0.0%
*   Markel Corp.                              7,917   5,863,647       0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    MarketAxess Holdings, Inc.                25,322 $2,173,894       0.1%
    Marlin Business Services Corp.            15,962    318,761       0.0%
    Marsh & McLennan Cos., Inc.               17,700    994,032       0.0%
#*  Maui Land & Pineapple Co., Inc.            4,186     23,735       0.0%
    MB Financial, Inc.                       117,909  3,552,598       0.1%
*   MBIA, Inc.                               258,400  2,261,000       0.1%
*   MBT Financial Corp.                       13,154     75,504       0.0%
    Meadowbrook Insurance Group, Inc.         85,843    733,099       0.0%
#   Mercantile Bank Corp.                     14,847    294,268       0.0%
    Merchants Bancshares, Inc.                 7,487    220,567       0.0%
#   Mercury General Corp.                     52,749  2,898,030       0.1%
*   Meridian Bancorp, Inc.                    46,495    597,461       0.0%
    Meta Financial Group, Inc.                 4,117    168,426       0.0%
    MetLife, Inc.                            108,351  5,557,323       0.2%
    Metro Bancorp, Inc.                       17,178    440,444       0.0%
#*  MGIC Investment Corp.                     70,927    739,059       0.0%
    Mid Penn Bancorp, Inc.                       778     12,129       0.0%
    MidSouth Bancorp, Inc.                    10,075    130,673       0.0%
    MidWestOne Financial Group, Inc.           7,146    209,020       0.0%
    Montpelier Re Holdings, Ltd.              54,538  2,078,443       0.1%
    Morgan Stanley                           177,932  6,638,643       0.2%
*   MSB Financial Corp.                        1,100     12,722       0.0%
    MSCI, Inc.                                28,946  1,771,206       0.1%
    MutualFirst Financial, Inc.                5,851    126,089       0.0%
    NASDAQ OMX Group, Inc. (The)              91,090  4,429,707       0.1%
    National Bank Holdings Corp. Class A      15,351    291,669       0.0%
    National Bankshares, Inc.                    400     11,604       0.0%
#   National Interstate Corp.                 23,251    651,493       0.0%
    National Penn Bancshares, Inc.           281,266  2,925,166       0.1%
    National Security Group, Inc. (The)          419      6,021       0.0%
    National Western Life Insurance Co.
      Class A                                  2,437    583,930       0.0%
#*  Nationstar Mortgage Holdings, Inc.         3,026     75,953       0.0%
*   Naugatuck Valley Financial Corp.             989      9,188       0.0%
    Navient Corp.                            100,491  1,963,594       0.1%
*   Navigators Group, Inc. (The)              19,200  1,498,560       0.1%
#   NBT Bancorp, Inc.                         47,737  1,152,849       0.0%
    Nelnet, Inc. Class A                      52,586  2,354,275       0.1%
    New Hampshire Thrift Bancshares, Inc.      4,833     75,153       0.0%
#   New York Community Bancorp, Inc.         206,831  3,555,425       0.1%
#   NewBridge Bancorp                         46,486    374,212       0.0%
#*  NewStar Financial, Inc.                   49,671    571,216       0.0%
*   Nicholas Financial, Inc.                   7,292     92,098       0.0%
    Northeast Bancorp                            118      1,103       0.0%
    Northeast Community Bancorp, Inc.         10,523     79,870       0.0%
    Northern Trust Corp.                      20,870  1,526,640       0.1%
#   Northfield Bancorp, Inc.                  67,033    967,286       0.0%
    Northrim BanCorp, Inc.                     6,399    159,463       0.0%
    NorthStar Asset Management Group, Inc.     7,553    158,840       0.0%
    Northwest Bancshares, Inc.               156,661  1,928,497       0.1%
#   Norwood Financial Corp.                    1,641     49,049       0.0%
#   Ocean Shore Holding Co.                    6,104     95,344       0.0%
    OceanFirst Financial Corp.                21,570    361,945       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
#*  Ocwen Financial Corp.                     26,977 $  229,035       0.0%
    OFG Bancorp                               82,478  1,162,115       0.0%
    Ohio Valley Banc Corp.                     2,002     44,975       0.0%
    Old Line Bancshares, Inc.                  5,057     81,215       0.0%
    Old National Bancorp.                    174,024  2,377,168       0.1%
#   Old Point Financial Corp.                    700     10,521       0.0%
    Old Republic International Corp.         259,889  3,973,703       0.1%
*   Old Second Bancorp, Inc.                  11,059     65,082       0.0%
    OneBeacon Insurance Group, Ltd. Class A   36,641    552,546       0.0%
    Oppenheimer Holdings, Inc. Class A         9,085    217,041       0.0%
    Oritani Financial Corp.                   70,654  1,052,745       0.0%
    Pacific Continental Corp.                 17,807    229,710       0.0%
*   Pacific Mercantile Bancorp                 9,408     67,644       0.0%
*   Pacific Premier Bancorp, Inc.              9,908    155,159       0.0%
#   PacWest Bancorp                          131,313  5,922,216       0.2%
#   Park National Corp.                       14,100  1,164,096       0.0%
    Park Sterling Corp.                       25,025    167,668       0.0%
    PartnerRe, Ltd.                           50,223  6,428,544       0.2%
#*  Patriot National Bancorp, Inc.               150      2,325       0.0%
#   Peapack Gladstone Financial Corp.         14,798    309,722       0.0%
#   Penns Woods Bancorp, Inc.                  4,255    185,475       0.0%
#*  PennyMac Financial Services, Inc.
      Class A                                  1,272     24,015       0.0%
#   People's United Financial, Inc.          305,737  4,619,686       0.1%
    Peoples Bancorp of North Carolina, Inc.    3,297     60,995       0.0%
    Peoples Bancorp, Inc.(709788202)           1,337     41,982       0.0%
    Peoples Bancorp, Inc.(709789101)          12,861    298,247       0.0%
#*  PHH Corp.                                 58,457  1,468,440       0.0%
*   Phoenix Cos., Inc. (The)                   6,427    219,225       0.0%
*   PICO Holdings, Inc.                       30,924    556,941       0.0%
    Pinnacle Financial Partners, Inc.         39,217  1,868,690       0.1%
*   Piper Jaffray Cos.                        20,441  1,031,248       0.0%
    PNC Financial Services Group, Inc. (The)  61,706  5,660,291       0.2%
*   Popular, Inc.                            125,815  4,080,180       0.1%
#*  PRA Group, Inc.                           52,875  2,896,228       0.1%
    Preferred Bank                             5,460    153,863       0.0%
    Premier Financial Bancorp, Inc.            6,434     95,802       0.0%
    Primerica, Inc.                           71,138  3,287,998       0.1%
    Principal Financial Group, Inc.          157,281  8,040,205       0.2%
    PrivateBancorp, Inc.                      86,280  3,198,400       0.1%
    ProAssurance Corp.                        69,476  3,122,946       0.1%
    Progressive Corp. (The)                   93,236  2,485,672       0.1%
#   Prosperity Bancshares, Inc.               62,864  3,353,166       0.1%
    Provident Financial Holdings, Inc.         9,638    159,509       0.0%
    Provident Financial Services, Inc.        89,061  1,603,098       0.1%
    Prudential Bancorp, Inc.                   5,896     77,179       0.0%
    Prudential Financial, Inc.                53,496  4,365,274       0.1%
    PSB Holdings, Inc.                         3,252     24,780       0.0%
    Pulaski Financial Corp.                   10,937    144,587       0.0%
#   Pzena Investment Management, Inc.
      Class A                                  5,045     46,414       0.0%
    QC Holdings, Inc.                         12,392     25,156       0.0%
    QCR Holdings, Inc.                         1,109     20,561       0.0%
#   Radian Group, Inc.                       128,091  2,287,705       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    Raymond James Financial, Inc.             19,745 $1,116,185       0.0%
#   RCS Capital Corp. Class A                  3,475     29,850       0.0%
*   Realogy Holdings Corp.                    46,842  2,220,779       0.1%
    Regions Financial Corp.                  613,306  6,028,798       0.2%
    Reinsurance Group of America, Inc.        68,286  6,256,363       0.2%
#   RenaissanceRe Holdings, Ltd.              64,238  6,583,753       0.2%
    Renasant Corp.                            44,455  1,320,758       0.0%
    Republic Bancorp, Inc. Class A            20,236    481,212       0.0%
#*  Republic First Bancorp, Inc.              20,713     74,567       0.0%
#   Resource America, Inc. Class A            26,031    222,305       0.0%
    Riverview Bancorp, Inc.                   13,240     58,653       0.0%
#   RLI Corp.                                 46,954  2,331,736       0.1%
*   Royal Bancshares of Pennsylvania, Inc.
      Class A                                 12,894     23,209       0.0%
#   S&T Bancorp, Inc.                         37,977  1,021,581       0.0%
#*  Safeguard Scientifics, Inc.               34,784    625,764       0.0%
    Safety Insurance Group, Inc.              27,088  1,575,167       0.1%
    Salisbury Bancorp, Inc.                      856     25,894       0.0%
    Sandy Spring Bancorp, Inc.                30,334    790,504       0.0%
    SB Financial Group, Inc.                   3,194     34,687       0.0%
*   Seacoast Banking Corp. of Florida         16,761    233,984       0.0%
*   Security National Financial Corp.
      Class A                                  4,358     25,320       0.0%
    SEI Investments Co.                       12,500    570,750       0.0%
*   Select Bancorp, Inc.                       2,187     15,418       0.0%
    Selective Insurance Group, Inc.           69,826  1,881,112       0.1%
*   Shore Bancshares, Inc.                     6,118     56,347       0.0%
    SI Financial Group, Inc.                   8,909    107,532       0.0%
*   Siebert Financial Corp.                    9,393     15,686       0.0%
    Sierra Bancorp                            12,652    207,240       0.0%
*   Signature Bank                            21,692  2,908,680       0.1%
    Silvercrest Asset Management Group,
      Inc. Class A                             2,750     42,873       0.0%
    Simmons First National Corp. Class A      25,666  1,122,887       0.0%
    SLM Corp.                                304,190  3,099,696       0.1%
    South State Corp.                         24,470  1,657,108       0.1%
*   Southcoast Financial Corp.                 5,735     47,314       0.0%
*   Southern First Bancshares, Inc.            2,825     50,850       0.0%
#   Southern Missouri Bancorp, Inc.            2,930     55,289       0.0%
#   Southern National Bancorp of Virginia,
      Inc.                                       712      8,402       0.0%
    Southside Bancshares, Inc.                27,910    762,503       0.0%
    Southwest Bancorp, Inc.                   28,307    487,730       0.0%
    Southwest Georgia Financial Corp.          1,854     25,335       0.0%
#*  Springleaf Holdings, Inc.                  6,613    330,650       0.0%
#*  St Joe Co. (The)                          39,684    692,486       0.0%
    StanCorp Financial Group, Inc.            68,384  4,929,119       0.1%
    State Auto Financial Corp.                40,830    964,405       0.0%
#   State Bank Financial Corp.                 8,728    174,647       0.0%
    State Street Corp.                        49,732  3,835,332       0.1%
    Sterling Bancorp.                        118,588  1,539,272       0.1%
    Stewart Information Services Corp.        38,717  1,413,170       0.0%
*   Stifel Financial Corp.                    69,345  3,664,190       0.1%
#   Stock Yards Bancorp, Inc.                 15,689    545,977       0.0%
*   Stratus Properties, Inc.                   6,580     89,521       0.0%
    Suffolk Bancorp                           12,947    310,210       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    Summit Financial Group, Inc.               1,980 $   23,324       0.0%
    Summit State Bank                          2,856     38,699       0.0%
#*  Sun Bancorp, Inc.                         10,488    198,538       0.0%
    SunTrust Banks, Inc.                      59,577  2,472,445       0.1%
    Susquehanna Bancshares, Inc.             318,252  4,277,307       0.1%
    Sussex Bancorp                             2,146     24,035       0.0%
*   SVB Financial Group                       34,761  4,614,870       0.1%
    Symetra Financial Corp.                  136,514  3,242,207       0.1%
    Synovus Financial Corp.                  164,662  4,554,551       0.1%
    T Rowe Price Group, Inc.                   3,600    292,248       0.0%
    TCF Financial Corp.                      270,148  4,230,518       0.1%
    TD Ameritrade Holding Corp.               41,454  1,502,707       0.1%
*   Tejon Ranch Co.                           17,861    441,167       0.0%
    Territorial Bancorp, Inc.                 12,058    278,540       0.0%
#   Teton Advisors, Inc. Class A                  39      1,882       0.0%
*   Texas Capital Bancshares, Inc.            42,835  2,255,691       0.1%
    TFS Financial Corp.                       86,711  1,267,715       0.0%
    Timberland Bancorp, Inc.                   3,941     40,986       0.0%
#   Tompkins Financial Corp.                  18,657    972,963       0.0%
    Torchmark Corp.                           22,860  1,282,675       0.0%
#   TowneBank                                 66,182  1,095,312       0.0%
    Travelers Cos., Inc. (The)                66,684  6,742,419       0.2%
    Trico Bancshares                          23,910    557,581       0.0%
#*  Trinity Place Holdings, Inc.               9,588     79,580       0.0%
#*  TriState Capital Holdings, Inc.            1,766     22,075       0.0%
#   TrustCo Bank Corp. NY                    129,788    865,686       0.0%
#   Trustmark Corp.                          112,466  2,676,691       0.1%
    U.S. Bancorp.                            118,110  5,063,376       0.1%
#   UMB Financial Corp.                       48,992  2,439,312       0.1%
    Umpqua Holdings Corp.                    223,319  3,798,656       0.1%
    Union Bankshares Corp.                    57,103  1,242,561       0.0%
#   Union Bankshares, Inc.                     2,000     54,480       0.0%
    United Bancshares, Inc.                    2,040     30,508       0.0%
#   United Bankshares, Inc.                  101,574  3,817,151       0.1%
    United Community Bancorp                     993     12,661       0.0%
    United Community Banks, Inc.              61,425  1,143,119       0.0%
#   United Community Financial Corp.          11,968     64,508       0.0%
    United Financial Bancorp, Inc.            69,314    883,753       0.0%
    United Fire Group, Inc.                   29,011    866,559       0.0%
    United Insurance Holdings Corp.           17,761    295,365       0.0%
*   United Security Bancshares                11,212     56,733       0.0%
    United Security Bancshares, Inc.             600      4,980       0.0%
    Unity Bancorp, Inc.                        6,359     58,884       0.0%
#   Universal Insurance Holdings, Inc.        83,507  2,005,838       0.1%
    Univest Corp. of Pennsylvania             22,749    443,833       0.0%
    Unum Group                               115,811  3,956,104       0.1%
    Validus Holdings, Ltd.                   107,529  4,497,938       0.1%
#   Valley National Bancorp                   99,931    942,349       0.0%
    Virtus Investment Partners, Inc.           5,803    775,397       0.0%
    Voya Financial, Inc.                      70,930  3,003,176       0.1%
    VSB Bancorp, Inc.                            170      2,112       0.0%
#   Waddell & Reed Financial, Inc. Class A    19,273    950,544       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Financials -- (Continued)
*   Walker & Dunlop, Inc.                   23,790 $    455,341       0.0%
    Washington Federal, Inc.               176,109    3,803,954       0.1%
#   Washington Trust Bancorp, Inc.          18,583      687,943       0.0%
    Waterstone Financial, Inc.              35,305      449,786       0.0%
    Wayne Savings Bancshares, Inc.           1,684       22,380       0.0%
    Webster Financial Corp.                151,728    5,436,414       0.2%
    Wells Fargo & Co.                      507,676   27,972,948       0.8%
    WesBanco, Inc.                          47,952    1,510,968       0.1%
#   West Bancorporation, Inc.               17,389      329,695       0.0%
#   Westamerica Bancorporation              22,308      971,513       0.0%
*   Western Alliance Bancorp                87,923    2,718,579       0.1%
    Westfield Financial, Inc.               30,858      239,149       0.0%
#   Westwood Holdings Group, Inc.            6,320      370,289       0.0%
    White Mountains Insurance Group, Ltd.    1,035      699,629       0.0%
    Willis Group Holdings P.L.C.            12,547      610,161       0.0%
    Wilshire Bancorp, Inc.                 138,668    1,462,947       0.0%
    Wintrust Financial Corp.                81,949    3,994,194       0.1%
#   WisdomTree Investments, Inc.            52,977    1,008,682       0.0%
#*  World Acceptance Corp.                  13,047    1,104,037       0.0%
#   WR Berkley Corp.                        74,088    3,629,571       0.1%
    WSFS Financial Corp.                     9,996      711,415       0.0%
    WVS Financial Corp.                      1,627       20,159       0.0%
    XL Group P.L.C.                        137,506    5,098,722       0.1%
*   Yadkin Financial Corp.                  12,208      240,253       0.0%
    Zions Bancorporation                   192,714    5,460,551       0.2%
                                                   ------------      ----
Total Financials                                    878,145,782      23.4%
                                                   ------------      ----
Health Care -- (7.5%)
#   Abaxis, Inc.                             3,959      253,376       0.0%
    Abbott Laboratories                     52,410    2,432,872       0.1%
#*  Acadia Healthcare Co., Inc.             15,514    1,062,709       0.0%
#*  ACADIA Pharmaceuticals, Inc.             4,500      153,765       0.0%
#*  Accelerate Diagnostics, Inc.             2,491       56,795       0.0%
    Aceto Corp.                             45,280      877,526       0.0%
#*  Acorda Therapeutics, Inc.               19,816      595,867       0.0%
*   Actavis P.L.C.                          26,359    7,455,907       0.2%
#   Adcare Health Systems, Inc.                 49          197       0.0%
*   Addus HomeCare Corp.                    12,103      324,845       0.0%
    Aetna, Inc.                             47,160    5,039,989       0.1%
#*  Affymetrix, Inc.                        94,048    1,140,802       0.0%
    Agilent Technologies, Inc.              22,067      912,912       0.0%
#*  Agios Pharmaceuticals, Inc.              1,681      155,224       0.0%
#*  Air Methods Corp.                       30,597    1,398,283       0.1%
#*  Akorn, Inc.                             38,183    1,589,940       0.1%
#*  Albany Molecular Research, Inc.         35,314      637,771       0.0%
*   Alere, Inc.                             90,727    4,307,718       0.1%
*   Alexion Pharmaceuticals, Inc.           10,000    1,692,300       0.1%
#*  Align Technology, Inc.                  13,755      809,344       0.0%
*   Alkermes P.L.C.                          9,386      519,703       0.0%
*   Alliance HealthCare Services, Inc.       5,402      114,901       0.0%
*   Allied Healthcare Products, Inc.         4,920        7,478       0.0%
#*  Allscripts Healthcare Solutions, Inc.  169,936    2,260,149       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
*   Almost Family, Inc.                      11,767 $   509,276       0.0%
#*  Alnylam Pharmaceuticals, Inc.             7,135     726,842       0.0%
*   Alphatec Holdings, Inc.                  91,449     129,858       0.0%
#*  AMAG Pharmaceuticals, Inc.               16,335     832,595       0.0%
*   Amedisys, Inc.                           39,704   1,104,168       0.0%
*   American Shared Hospital Services           900       2,394       0.0%
    AmerisourceBergen Corp.                  16,800   1,920,240       0.1%
    Amgen, Inc.                              26,155   4,130,136       0.1%
*   AMN Healthcare Services, Inc.            64,722   1,476,309       0.1%
*   Amsurg Corp.                             62,887   3,944,273       0.1%
    Analogic Corp.                           11,775     994,987       0.0%
*   AngioDynamics, Inc.                      49,367     823,935       0.0%
*   Anika Therapeutics, Inc.                 31,234   1,065,704       0.0%
    Anthem, Inc.                             49,131   7,415,342       0.2%
*   Arqule, Inc.                             26,950      55,247       0.0%
*   Arrhythmia Research Technology, Inc.      1,153       7,875       0.0%
#*  athenahealth, Inc.                        2,611     320,265       0.0%
    Atrion Corp.                              2,187     710,447       0.0%
    Becton Dickinson and Co.                  9,125   1,285,439       0.0%
*   Bio-Rad Laboratories, Inc. Class A       19,480   2,619,086       0.1%
*   Bio-Rad Laboratories, Inc. Class B        1,277     174,949       0.0%
#*  Bio-Reference Laboratories, Inc.         10,468     346,700       0.0%
    Bio-Techne Corp.                          4,976     477,497       0.0%
#*  Bioanalytical Systems, Inc.               1,915       3,849       0.0%
#*  Biodel, Inc.                              4,308       4,954       0.0%
*   Biogen, Inc.                              6,870   2,568,899       0.1%
*   BioMarin Pharmaceutical, Inc.             7,300     817,965       0.0%
#*  BioScrip, Inc.                          127,687     600,129       0.0%
*   Biospecifics Technologies Corp.           2,927     112,133       0.0%
*   Biota Pharmaceuticals, Inc.               6,230      14,142       0.0%
*   BioTelemetry, Inc.                       26,941     215,797       0.0%
*   Bluebird Bio, Inc.                        1,469     195,656       0.0%
*   Boston Scientific Corp.                 189,811   3,382,432       0.1%
*   Bovie Medical Corp.                      13,510      41,476       0.0%
#*  Brookdale Senior Living, Inc.            21,863     792,096       0.0%
#*  Bruker Corp.                             22,783     431,966       0.0%
*   Cambrex Corp.                            47,097   1,812,764       0.1%
    Cantel Medical Corp.                     30,310   1,357,585       0.0%
*   Capital Senior Living Corp.              30,675     802,765       0.0%
    Cardinal Health, Inc.                    11,763     992,091       0.0%
#*  Celsion Corp.                               422       1,156       0.0%
*   Centene Corp.                            76,944   4,769,759       0.1%
#*  Cepheid                                   3,300     185,130       0.0%
*   Cerner Corp.                              8,000     574,480       0.0%
*   Charles River Laboratories
      International, Inc.                    34,819   2,408,082       0.1%
#   Chemed Corp.                             12,392   1,428,178       0.1%
    Cigna Corp.                              18,390   2,292,130       0.1%
*   Community Health Systems, Inc.          191,179  10,262,489       0.3%
#   Computer Programs & Systems, Inc.         7,500     392,475       0.0%
    CONMED Corp.                             29,451   1,479,324       0.1%
    Cooper Cos., Inc. (The)                  11,443   2,037,655       0.1%
*   Corvel Corp.                             13,794     492,998       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Health Care -- (Continued)
    CR Bard, Inc.                              4,262 $  709,964       0.0%
*   Cross Country Healthcare, Inc.            37,432    415,495       0.0%
    CryoLife, Inc.                            35,020    357,204       0.0%
#*  Cumberland Pharmaceuticals, Inc.          23,868    156,574       0.0%
*   Cutera, Inc.                              17,043    232,126       0.0%
*   Cyberonics, Inc.                          14,338    873,328       0.0%
*   Cynosure, Inc. Class A                    24,896    832,024       0.0%
*   Cytokinetics, Inc.                         9,109     57,296       0.0%
*   DaVita HealthCare Partners, Inc.          39,198  3,178,958       0.1%
    Daxor Corp.                                2,082     16,031       0.0%
    DENTSPLY International, Inc.              10,234    521,934       0.0%
*   Depomed, Inc.                             39,285    913,769       0.0%
*   DexCom, Inc.                               3,531    238,590       0.0%
    Digirad Corp.                             16,700     70,307       0.0%
*   Durect Corp.                              18,046     35,551       0.0%
#*  Dyax Corp.                                 6,160    147,286       0.0%
*   Edwards Lifesciences Corp.                 7,400    937,210       0.0%
*   Emergent Biosolutions, Inc.               44,346  1,316,633       0.0%
#*  Endo International P.L.C.                 14,353  1,206,585       0.0%
    Ensign Group, Inc. (The)                  32,360  1,362,680       0.0%
*   Envision Healthcare Holdings, Inc.         8,787    333,555       0.0%
*   Enzo Biochem, Inc.                        39,085    109,438       0.0%
*   Exactech, Inc.                            14,628    319,622       0.0%
*   ExamWorks Group, Inc.                     23,719    971,293       0.0%
#*  Express Scripts Holding Co.               59,330  5,126,112       0.2%
*   Five Star Quality Care, Inc.              71,415    303,514       0.0%
*   Genesis Healthcare, Inc.                  19,937    137,765       0.0%
#*  Globus Medical, Inc. Class A              31,142    743,982       0.0%
*   Greatbatch, Inc.                          25,442  1,371,833       0.1%
*   Haemonetics Corp.                         32,788  1,328,898       0.0%
#*  Halyard Health, Inc.                       5,153    249,817       0.0%
*   Hanger, Inc.                              35,528    793,696       0.0%
#*  Harvard Apparatus Regenerative
      Technology, Inc.                         7,831     21,144       0.0%
*   Harvard Bioscience, Inc.                  37,042    205,583       0.0%
*   Health Net, Inc.                          77,846  4,098,592       0.1%
    HealthSouth Corp.                         20,397    922,352       0.0%
*   HealthStream, Inc.                        17,545    507,752       0.0%
*   Healthways, Inc.                          45,604    793,510       0.0%
#*  Henry Schein, Inc.                         8,644  1,185,092       0.0%
    Hill-Rom Holdings, Inc.                   65,963  3,294,192       0.1%
#*  HMS Holdings Corp.                        46,172    785,386       0.0%
*   Hologic, Inc.                             65,441  2,207,979       0.1%
*   Horizon Pharma P.L.C.                      5,428    152,635       0.0%
*   Hospira, Inc.                             11,600  1,012,564       0.0%
    Humana, Inc.                              18,374  3,042,734       0.1%
#*  Hyperion Therapeutics, Inc.                4,827    221,849       0.0%
*   Icad, Inc.                                 1,300     11,856       0.0%
*   ICU Medical, Inc.                         13,600  1,147,432       0.0%
#*  Idera Pharmaceuticals, Inc.               20,811     58,479       0.0%
#*  IDEXX Laboratories, Inc.                   1,249    156,587       0.0%
*   Illumina, Inc.                             9,020  1,661,935       0.1%
*   Impax Laboratories, Inc.                  67,957  3,075,734       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Health Care -- (Continued)
*     Incyte Corp.                             9,122 $  886,294       0.0%
*     Infinity Pharmaceuticals, Inc.          21,177    268,313       0.0%
#*    InfuSystems Holdings, Inc.               6,961     21,301       0.0%
#*    Insys Therapeutics, Inc.                 1,525     80,169       0.0%
#*    Integra LifeSciences Holdings Corp.     28,405  1,669,646       0.1%
#*    Intrexon Corp.                           4,272    165,882       0.0%
*     Intuitive Surgical, Inc.                 1,500    743,970       0.0%
      Invacare Corp.                          48,339    970,164       0.0%
*     IPC Healthcare, Inc.                    10,573    517,231       0.0%
*     Iridex Corp.                             1,950     19,129       0.0%
#*    Jazz Pharmaceuticals P.L.C.              4,993    892,249       0.0%
      Johnson & Johnson                       90,854  9,012,717       0.3%
      Kewaunee Scientific Corp.                2,037     31,899       0.0%
      Kindred Healthcare, Inc.               101,234  2,323,320       0.1%
*     Laboratory Corp. of America Holdings    11,777  1,408,058       0.1%
#     Landauer, Inc.                           2,932     94,586       0.0%
#*    Lannett Co., Inc.                       22,843  1,313,472       0.0%
      LeMaitre Vascular, Inc.                 15,418    139,687       0.0%
*     LHC Group, Inc.                         21,781    698,299       0.0%
*     LifePoint Hospitals, Inc.               53,422  4,000,239       0.1%
#*    Ligand Pharmaceuticals, Inc. Class B     6,704    520,499       0.0%
*     Luminex Corp.                           23,957    371,813       0.0%
*     Magellan Health, Inc.                   43,738  2,768,615       0.1%
#*    Mallinckrodt P.L.C.                     14,485  1,639,412       0.1%
*     Masimo Corp.                            25,534    862,028       0.0%
#*    Mast Therapeutics, Inc.                 19,471      9,930       0.0%
      McKesson Corp.                           8,300  1,854,220       0.1%
*     MedAssets, Inc.                         60,312  1,220,715       0.0%
(o)*  MedCath Corp.                           19,024         --       0.0%
#*    Medicines Co. (The)                     77,097  1,974,454       0.1%
#*    MediciNova, Inc.                        12,083     46,882       0.0%
*     Medivation, Inc.                           606     73,168       0.0%
*     MEDNAX, Inc.                            47,381  3,353,627       0.1%
      Medtronic P.L.C.                        50,525  3,761,586       0.1%
      Merck & Co., Inc.                      149,737  8,918,336       0.3%
*     Merge Healthcare, Inc.                  52,880    262,814       0.0%
#     Meridian Bioscience, Inc.               29,735    526,904       0.0%
*     Merit Medical Systems, Inc.             58,164  1,128,963       0.0%
*     Misonix, Inc.                            3,363     43,820       0.0%
*     Molina Healthcare, Inc.                 46,900  2,777,887       0.1%
*     Momenta Pharmaceuticals, Inc.           28,579    498,704       0.0%
#*    Mylan NV                                29,257  2,114,111       0.1%
#*    Myriad Genetics, Inc.                   20,479    676,421       0.0%
      National Healthcare Corp.               15,268    966,464       0.0%
      National Research Corp. Class A         14,574    210,157       0.0%
#     National Research Corp. Class B          2,429     84,408       0.0%
*     Natus Medical, Inc.                     33,553  1,265,284       0.0%
*     Neogen Corp.                            11,047    492,033       0.0%
*     Neurocrine Biosciences, Inc.             3,794    129,337       0.0%
*     NuVasive, Inc.                          27,918  1,248,772       0.0%
#     Omnicare, Inc.                          21,610  1,901,248       0.1%
*     Omnicell, Inc.                          35,106  1,247,316       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
#*  OncoGenex Pharmaceuticals, Inc.             350 $       703       0.0%
#*  Opko Health, Inc.                        40,413     556,083       0.0%
*   OraSure Technologies, Inc.               32,598     205,367       0.0%
*   Orthofix International NV                24,892     804,261       0.0%
#   Owens & Minor, Inc.                      65,823   2,219,552       0.1%
*   Pacific Biosciences of California, Inc.   4,073      21,017       0.0%
*   Pain Therapeutics, Inc.                  36,350      74,154       0.0%
    Paratek Pharmaceuticals, Inc.             1,175      28,588       0.0%
*   PAREXEL International Corp.              37,729   2,398,621       0.1%
#   Patterson Cos., Inc.                     33,736   1,584,074       0.1%
#*  PDI, Inc.                                16,959      21,538       0.0%
#   PDL BioPharma, Inc.                      34,563     230,535       0.0%
    PerkinElmer, Inc.                        73,180   3,751,207       0.1%
#*  Pernix Therapeutics Holdings, Inc.        7,231      46,134       0.0%
    Perrigo Co. P.L.C.                        5,808   1,064,490       0.0%
    Pfizer, Inc.                            459,005  15,574,040       0.4%
*   PharMerica Corp.                         48,026   1,376,425       0.1%
#*  PhotoMedex, Inc.                          9,512      19,595       0.0%
#*  Pozen, Inc.                              26,793     209,521       0.0%
*   Premier, Inc. Class A                     3,600     136,440       0.0%
*   Prestige Brands Holdings, Inc.           65,760   2,581,080       0.1%
#*  Progenics Pharmaceuticals, Inc.          26,897     133,140       0.0%
*   ProPhase Labs, Inc.                       6,052       7,807       0.0%
*   Providence Service Corp. (The)           23,442     996,754       0.0%
#*  pSivida Corp.                             4,645      18,394       0.0%
#*  Puma Biotechnology, Inc.                    352      63,564       0.0%
#   Quality Systems, Inc.                    29,565     461,066       0.0%
#   Quest Diagnostics, Inc.                  20,272   1,447,826       0.1%
#*  Quidel Corp.                             15,421     359,309       0.0%
*   RadNet, Inc.                             26,319     220,553       0.0%
#*  Receptos, Inc.                            1,434     211,286       0.0%
*   Regeneron Pharmaceuticals, Inc.           6,200   2,836,252       0.1%
#*  Repligen Corp.                           23,578     695,787       0.0%
#   ResMed, Inc.                              9,600     613,824       0.0%
#*  Rigel Pharmaceuticals, Inc.              76,349     325,247       0.0%
*   RTI Surgical, Inc.                       71,853     402,377       0.0%
#*  Sagent Pharmaceuticals, Inc.             19,546     455,617       0.0%
*   Sciclone Pharmaceuticals, Inc.           71,111     580,977       0.0%
#*  Seattle Genetics, Inc.                    7,900     271,286       0.0%
    Select Medical Holdings Corp.           170,457   2,480,149       0.1%
    Simulations Plus, Inc.                    1,800      10,530       0.0%
#*  Sirona Dental Systems, Inc.              15,186   1,408,501       0.1%
    Span-America Medical Systems, Inc.        3,229      62,998       0.0%
*   Special Diversified Opportunities, Inc.  12,404      14,265       0.0%
#*  Spectrum Pharmaceuticals, Inc.           26,500     149,725       0.0%
    St Jude Medical, Inc.                    25,187   1,764,349       0.1%
#*  Stereotaxis, Inc.                         1,337       2,540       0.0%
#   STERIS Corp.                             28,908   1,922,382       0.1%
    Stryker Corp.                             9,409     867,886       0.0%
#*  Sucampo Pharmaceuticals, Inc. Class A    16,634     295,420       0.0%
#*  SunLink Health Systems, Inc.              1,702       2,587       0.0%
*   Supernus Pharmaceuticals, Inc.           12,276     157,133       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Health Care -- (Continued)
*   Surgical Care Affiliates, Inc.           8,699 $    327,952       0.0%
#*  SurModics, Inc.                         18,031      454,742       0.0%
*   Symmetry Surgical, Inc.                 14,932      115,424       0.0%
#*  Synageva BioPharma Corp.                 1,689      155,320       0.0%
#*  Targacept, Inc.                         21,573       49,618       0.0%
*   Taro Pharmaceutical Industries, Ltd.     1,505      211,618       0.0%
*   Team Health Holdings, Inc.              13,423      799,608       0.0%
#   Teleflex, Inc.                          31,277    3,845,820       0.1%
#*  Tenet Healthcare Corp.                  31,779    1,520,943       0.1%
#*  Theravance Biopharma, Inc.               1,106       17,696       0.0%
    Thermo Fisher Scientific, Inc.          24,082    3,026,626       0.1%
#*  Thoratec Corp.                          22,609      906,847       0.0%
*   Tonix Pharmaceuticals Holding Corp.      2,050       12,607       0.0%
*   Tornier NV                              26,718      691,195       0.0%
*   Triple-S Management Corp. Class B       34,981      654,844       0.0%
#*  United Therapeutics Corp.                7,000    1,117,830       0.0%
    UnitedHealth Group, Inc.                73,435    8,180,659       0.2%
*   Universal American Corp.               114,426    1,143,116       0.0%
    Universal Health Services, Inc.
      Class B                               12,918    1,510,760       0.1%
    US Physical Therapy, Inc.               15,941      751,778       0.0%
#   Utah Medical Products, Inc.              3,789      204,265       0.0%
*   Varian Medical Systems, Inc.             4,357      387,119       0.0%
*   Vascular Solutions, Inc.                15,185      486,831       0.0%
*   VCA, Inc.                               91,528    4,665,182       0.1%
#*  Veeva Systems, Inc. Class A                350        9,292       0.0%
*   Vical, Inc.                              6,156        5,848       0.0%
*   Vocera Communications, Inc.              4,113       46,847       0.0%
*   Waters Corp.                             2,957      370,187       0.0%
*   WellCare Health Plans, Inc.             47,719    3,694,882       0.1%
#   West Pharmaceutical Services, Inc.      25,768    1,372,919       0.1%
*   Wright Medical Group, Inc.              33,223      842,868       0.0%
    Zimmer Holdings, Inc.                   12,595    1,383,435       0.1%
    Zoetis, Inc.                           134,752    5,985,684       0.2%
                                                   ------------       ---
Total Health Care                                   320,576,820       8.5%
                                                   ------------       ---
Industrials -- (13.1%)
    AAON, Inc.                              33,999      814,956       0.0%
    AAR Corp.                               44,341    1,340,872       0.0%
    ABM Industries, Inc.                    73,328    2,350,162       0.1%
#   Acacia Research Corp.                   23,571      259,752       0.0%
*   ACCO Brands Corp.                      157,099    1,236,369       0.0%
*   Accuride Corp.                          41,457      169,145       0.0%
    Acme United Corp.                        1,921       35,490       0.0%
*   Active Power, Inc.                         960        2,218       0.0%
    Actuant Corp. Class A                   63,614    1,515,285       0.1%
    Acuity Brands, Inc.                      4,829      806,202       0.0%
#*  Adept Technology, Inc.                  10,771       65,811       0.0%
#   ADT Corp. (The)                        123,400    4,639,840       0.1%
*   Advisory Board Co. (The)                12,196      632,850       0.0%
#*  AECOM                                  148,628    4,690,700       0.1%
*   Aegion Corp.                            69,512    1,280,411       0.0%
*   AeroCentury Corp.                        1,149       13,018       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
#*  Aerojet Rocketdyne Holdings, Inc.         20,165 $  396,444       0.0%
#*  Aerovironment, Inc.                       32,371    828,698       0.0%
#   AGCO Corp.                                98,804  5,089,394       0.1%
#   Air Industries Group                       1,000     10,500       0.0%
#   Air Lease Corp.                           96,380  3,723,159       0.1%
*   Air Transport Services Group, Inc.        91,812    855,688       0.0%
    Aircastle, Ltd.                            4,801    115,128       0.0%
    Alamo Group, Inc.                         14,985    925,773       0.0%
    Alaska Air Group, Inc.                    55,226  3,537,778       0.1%
    Albany International Corp. Class A        31,464  1,233,389       0.0%
    Allegiant Travel Co.                      12,089  1,858,805       0.1%
    Allegion P.L.C.                            7,433    454,528       0.0%
    Allied Motion Technologies, Inc.           8,143    238,753       0.0%
    Allison Transmission Holdings, Inc.       70,072  2,149,809       0.1%
#   Altra Industrial Motion Corp.             39,183  1,033,256       0.0%
    AMERCO                                    19,302  6,216,016       0.2%
#*  Ameresco, Inc. Class A                    15,221    102,285       0.0%
    American Airlines Group, Inc.             40,944  1,976,981       0.1%
#   American Railcar Industries, Inc.         23,316  1,236,681       0.0%
#   American Science & Engineering, Inc.       8,711    325,966       0.0%
#*  American Superconductor Corp.              1,238      8,010       0.0%
*   American Woodmark Corp.                   20,886  1,058,920       0.0%
    AMETEK, Inc.                              24,074  1,261,959       0.0%
#*  AMREP Corp.                                6,528     33,815       0.0%
    AO Smith Corp.                            27,188  1,737,313       0.1%
    Apogee Enterprises, Inc.                  30,486  1,604,173       0.1%
    Applied Industrial Technologies, Inc.     39,955  1,668,920       0.1%
*   ARC Document Solutions, Inc.              72,114    615,854       0.0%
    ArcBest Corp.                             28,900  1,031,730       0.0%
    Argan, Inc.                               27,116    876,118       0.0%
*   Armstrong World Industries, Inc.          36,764  2,012,461       0.1%
*   Arotech Corp.                              3,519      9,783       0.0%
    Astec Industries, Inc.                    34,214  1,439,725       0.1%
*   Astronics Corp.                            8,740    588,289       0.0%
*   Astronics Corp. Class B                    3,845    264,728       0.0%
#*  Atlas Air Worldwide Holdings, Inc.        42,729  2,082,611       0.1%
*   Avalon Holdings Corp. Class A                700      2,520       0.0%
*   Avis Budget Group, Inc.                   76,159  4,123,248       0.1%
    AZZ, Inc.                                 26,957  1,250,535       0.0%
#   B/E Aerospace, Inc.                       13,582    812,068       0.0%
    Babcock & Wilcox Co. (The)                44,725  1,445,512       0.1%
#   Baltic Trading, Ltd.                      11,628     16,512       0.0%
    Barnes Group, Inc.                        81,618  3,272,882       0.1%
    Barrett Business Services, Inc.           10,851    482,544       0.0%
*   Beacon Roofing Supply, Inc.               54,616  1,623,188       0.1%
*   Blount International, Inc.               107,295  1,422,732       0.1%
#*  BlueLinx Holdings, Inc.                   61,893     66,226       0.0%
    Brady Corp. Class A                       63,069  1,679,527       0.1%
*   Breeze-Eastern Corp.                       7,923     80,815       0.0%
#   Briggs & Stratton Corp.                   76,718  1,499,837       0.1%
#   Brink's Co. (The)                         40,506  1,072,194       0.0%
*   Broadwind Energy, Inc.                        70        278       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
#*  Builders FirstSource, Inc.                54,400 $  694,144       0.0%
*   CAI International, Inc.                   25,760    613,603       0.0%
    Carlisle Cos., Inc.                       40,218  3,881,037       0.1%
*   Casella Waste Systems, Inc. Class A       33,576    183,996       0.0%
#   Caterpillar, Inc.                         24,748  2,150,106       0.1%
#*  CBIZ, Inc.                                83,733    756,946       0.0%
    CDI Corp.                                 23,674    322,913       0.0%
    Ceco Environmental Corp.                  16,485    194,358       0.0%
    Celadon Group, Inc.                       38,475    994,194       0.0%
*   Chart Industries, Inc.                    23,323    945,748       0.0%
#   Chicago Bridge & Iron Co. NV               4,295    204,657       0.0%
    Chicago Rivet & Machine Co.                  855     26,146       0.0%
    Cintas Corp.                              14,003  1,119,540       0.0%
    CIRCOR International, Inc.                18,896  1,032,477       0.0%
    Civeo Corp.                               83,510    389,992       0.0%
    CLARCOR, Inc.                             24,839  1,614,535       0.1%
#*  Clean Harbors, Inc.                       32,592  1,800,708       0.1%
#*  Colfax Corp.                              16,318    809,210       0.0%
    Columbus McKinnon Corp.                   27,557    698,846       0.0%
    Comfort Systems USA, Inc.                 54,138  1,120,115       0.0%
*   Command Security Corp.                     5,329     10,818       0.0%
*   Commercial Vehicle Group, Inc.            20,100    115,776       0.0%
    Compx International, Inc.                  2,522     29,331       0.0%
    Con-way, Inc.                             66,139  2,718,313       0.1%
*   Continental Building Products, Inc.        1,029     22,648       0.0%
*   Continental Materials Corp.                   73      1,226       0.0%
#   Copa Holdings SA Class A                  18,567  2,058,895       0.1%
*   Copart, Inc.                              18,851    670,530       0.0%
    Corporate Executive Board Co. (The)       16,317  1,367,854       0.0%
    Courier Corp.                             16,697    405,403       0.0%
    Covanta Holding Corp.                    136,966  2,779,040       0.1%
*   Covenant Transportation Group, Inc.
      Class A                                 28,076    855,476       0.0%
*   CPI Aerostructures, Inc.                   8,398     92,672       0.0%
*   CRA International, Inc.                   11,485    335,362       0.0%
    Crane Co.                                 19,838  1,212,300       0.0%
    CSX Corp.                                165,241  5,963,548       0.2%
#*  CTPartners Executive Search, Inc.          3,804     13,923       0.0%
    Cubic Corp.                               25,274  1,253,085       0.0%
    Cummins, Inc.                              7,650  1,057,689       0.0%
    Curtiss-Wright Corp.                      46,175  3,373,545       0.1%
    Danaher Corp.                             40,274  3,297,635       0.1%
#   Deere & Co.                               24,279  2,197,735       0.1%
    Delta Air Lines, Inc.                     79,618  3,554,148       0.1%
#   Deluxe Corp.                              29,437  1,906,046       0.1%
*   DigitalGlobe, Inc.                        90,160  2,900,447       0.1%
#   Donaldson Co., Inc.                       26,877  1,004,393       0.0%
    Douglas Dynamics, Inc.                    47,549  1,034,191       0.0%
    Dover Corp.                               22,423  1,697,870       0.1%
*   Ducommun, Inc.                            11,679    355,042       0.0%
    Dun & Bradstreet Corp. (The)               4,626    590,601       0.0%
*   DXP Enterprises, Inc.                     10,820    487,441       0.0%
*   Dycom Industries, Inc.                    44,780  2,058,984       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Dynamic Materials Corp.                  16,673 $   223,251       0.0%
    Eastern Co. (The)                         5,585     111,477       0.0%
    Eaton Corp. P.L.C.                       29,601   2,034,477       0.1%
#*  Echo Global Logistics, Inc.              29,373     848,880       0.0%
    Ecology and Environment, Inc. Class A     2,769      24,284       0.0%
    EMCOR Group, Inc.                        67,975   3,033,724       0.1%
    Emerson Electric Co.                     31,243   1,838,026       0.1%
    Encore Wire Corp.                        22,353   1,006,109       0.0%
#*  Energy Recovery, Inc.                    44,908     133,377       0.0%
    EnerSys                                  45,082   3,061,068       0.1%
    Engility Holdings, Inc.                  18,925     527,440       0.0%
    Ennis, Inc.                              43,970     676,259       0.0%
    EnPro Industries, Inc.                   21,572   1,380,824       0.0%
    EnviroStar, Inc.                          1,100       4,774       0.0%
    Equifax, Inc.                            11,845   1,148,136       0.0%
    ESCO Technologies, Inc.                  36,683   1,346,266       0.0%
    Espey Manufacturing & Electronics Corp.   3,027      84,453       0.0%
*   Esterline Technologies Corp.             25,958   2,888,866       0.1%
    Exelis, Inc.                            104,883   2,571,731       0.1%
    Expeditors International of
      Washington, Inc.                       10,482     480,390       0.0%
    Exponent, Inc.                            8,018     710,475       0.0%
    Federal Signal Corp.                     68,656   1,079,272       0.0%
    FedEx Corp.                              28,032   4,753,386       0.1%
    Flowserve Corp.                          10,200     597,006       0.0%
    Fluor Corp.                              14,089     847,312       0.0%
    Fortune Brands Home & Security, Inc.     28,075   1,252,145       0.0%
    Forward Air Corp.                        23,908   1,204,246       0.0%
*   Franklin Covey Co.                       20,594     383,872       0.0%
#   Franklin Electric Co., Inc.              37,816   1,367,427       0.0%
    FreightCar America, Inc.                 23,492     612,906       0.0%
*   FTI Consulting, Inc.                     72,848   2,994,781       0.1%
*   Fuel Tech, Inc.                          26,879      71,767       0.0%
*   Furmanite Corp.                          42,476     310,075       0.0%
    G&K Services, Inc. Class A               22,919   1,618,081       0.1%
    GATX Corp.                               50,833   2,765,315       0.1%
#*  Gencor Industries, Inc.                   4,926      46,157       0.0%
#*  Generac Holdings, Inc.                    8,343     347,820       0.0%
#   General Cable Corp.                      66,536   1,085,202       0.0%
    General Dynamics Corp.                   22,257   3,056,331       0.1%
    General Electric Co.                    721,688  19,543,311       0.5%
*   Genesee & Wyoming, Inc. Class A          29,045   2,699,733       0.1%
*   Gibraltar Industries, Inc.               36,116     598,081       0.0%
    Global Brass & Copper Holdings, Inc.     10,285     156,743       0.0%
    Global Power Equipment Group, Inc.       15,716     190,949       0.0%
#   Golden Ocean Group, Ltd.                 63,354     315,503       0.0%
#*  Goldfield Corp. (The)                     9,421      15,733       0.0%
#   Gorman-Rupp Co. (The)                    23,758     644,079       0.0%
*   GP Strategies Corp.                      25,838     842,060       0.0%
    Graco, Inc.                               9,274     664,204       0.0%
#*  GrafTech International, Ltd.            173,617     840,306       0.0%
    Graham Corp.                             10,133     237,112       0.0%
    Granite Construction, Inc.               50,254   1,744,316       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
*   Great Lakes Dredge & Dock Corp.           79,978 $  463,872       0.0%
#   Greenbrier Cos., Inc. (The)               32,885  1,897,136       0.1%
#   Griffon Corp.                             69,548  1,169,102       0.0%
    H&E Equipment Services, Inc.              33,189    820,432       0.0%
    Hardinge, Inc.                            13,131    141,290       0.0%
#   Harsco Corp.                              83,219  1,338,162       0.0%
#*  Hawaiian Holdings, Inc.                   67,594  1,560,070       0.1%
*   HC2 Holdings, Inc.                         3,645     40,314       0.0%
*   HD Supply Holdings, Inc.                  25,751    849,783       0.0%
#   Healthcare Services Group, Inc.           15,811    478,599       0.0%
#   Heartland Express, Inc.                   58,903  1,232,251       0.0%
#   HEICO Corp.                                8,377    467,772       0.0%
    HEICO Corp. Class A                       13,054    598,787       0.0%
    Heidrick & Struggles International, Inc.  24,712    594,571       0.0%
*   Heritage-Crystal Clean, Inc.               1,954     22,901       0.0%
    Herman Miller, Inc.                       26,103    715,483       0.0%
*   Hertz Global Holdings, Inc.               70,637  1,472,075       0.1%
    Hexcel Corp.                              30,570  1,533,085       0.1%
*   Hill International, Inc.                  67,224    258,812       0.0%
    Hillenbrand, Inc.                         59,900  1,760,461       0.1%
    HNI Corp.                                 30,318  1,414,032       0.0%
    Honeywell International, Inc.             22,922  2,313,288       0.1%
    Houston Wire & Cable Co.                  25,592    241,588       0.0%
*   Hub Group, Inc. Class A                   56,510  2,254,749       0.1%
    Hubbell, Inc. Class A                      1,952    217,609       0.0%
    Hubbell, Inc. Class B                      8,374    911,342       0.0%
*   Hudson Global, Inc.                       34,265     89,432       0.0%
    Huntington Ingalls Industries, Inc.       23,193  3,051,967       0.1%
    Hurco Cos., Inc.                          10,543    341,171       0.0%
*   Huron Consulting Group, Inc.              26,943  1,633,285       0.1%
    Hyster-Yale Materials Handling, Inc.      14,648  1,074,284       0.0%
*   ICF International, Inc.                   28,023  1,078,885       0.0%
    IDEX Corp.                                26,694  2,002,317       0.1%
*   IHS, Inc. Class A                          4,370    548,304       0.0%
    Illinois Tool Works, Inc.                 13,917  1,302,353       0.0%
    Ingersoll-Rand P.L.C.                     29,843  1,964,863       0.1%
#*  InnerWorkings, Inc.                       46,741    295,871       0.0%
#*  Innovative Solutions & Support, Inc.      16,826     65,285       0.0%
    Insperity, Inc.                           30,992  1,492,575       0.1%
    Insteel Industries, Inc.                  22,225    450,279       0.0%
*   Integrated Electrical Services, Inc.      15,111    124,061       0.0%
    Interface, Inc.                           33,876    736,125       0.0%
#   International Shipholding Corp.            1,100     12,078       0.0%
#   Intersections, Inc.                       18,573     59,991       0.0%
    ITT Corp.                                 29,937  1,187,002       0.0%
#*  Jacobs Engineering Group, Inc.            12,712    544,836       0.0%
    JB Hunt Transport Services, Inc.          10,031    874,703       0.0%
#*  JetBlue Airways Corp.                    413,533  8,489,832       0.2%
    John Bean Technologies Corp.              19,647    758,178       0.0%
#   Joy Global, Inc.                          48,576  2,071,281       0.1%
    Kadant, Inc.                               1,953     99,525       0.0%
#   Kaman Corp.                               31,768  1,325,043       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
#   Kansas City Southern                      16,200 $1,660,338       0.1%
    KAR Auction Services, Inc.                78,969  2,938,436       0.1%
    KBR, Inc.                                 45,455    794,099       0.0%
    Kelly Services, Inc. Class A              45,884    753,415       0.0%
    Kelly Services, Inc. Class B                 700     12,201       0.0%
#   Kennametal, Inc.                          33,652  1,191,617       0.0%
*   Key Technology, Inc.                       5,258     69,406       0.0%
    Kforce, Inc.                              42,117    957,741       0.0%
    Kimball International, Inc. Class B       35,639    360,667       0.0%
*   Kirby Corp.                               23,203  1,822,132       0.1%
*   KLX, Inc.                                 13,406    561,845       0.0%
#   Knight Transportation, Inc.               98,435  2,844,771       0.1%
    Knoll, Inc.                               37,990    865,032       0.0%
    Korn/Ferry International                  54,689  1,724,344       0.1%
*   Kratos Defense & Security Solutions,
      Inc.                                    77,882    426,015       0.0%
    L-3 Communications Holdings, Inc.         51,364  5,902,237       0.2%
    Landstar System, Inc.                     16,265  1,013,472       0.0%
*   Lawson Products, Inc.                      8,745    205,070       0.0%
#*  Layne Christensen Co.                     24,719    166,112       0.0%
    LB Foster Co. Class A                     13,222    564,976       0.0%
#   Lennox International, Inc.                 7,521    796,925       0.0%
    Lincoln Electric Holdings, Inc.           19,400  1,297,084       0.0%
#   Lindsay Corp.                              6,903    546,649       0.0%
#*  LMI Aerospace, Inc.                       17,811    201,086       0.0%
    LS Starrett Co. (The) Class A              8,044    152,032       0.0%
    LSI Industries, Inc.                      32,842    294,264       0.0%
#*  Luna Innovations, Inc.                     3,800      5,168       0.0%
*   Lydall, Inc.                              20,153    540,907       0.0%
*   Magnetek, Inc.                             1,197     46,096       0.0%
#*  Manitex International, Inc.                3,300     32,703       0.0%
#   Manitowoc Co., Inc. (The)                 58,740  1,158,940       0.0%
    Manpowergroup, Inc.                       39,253  3,349,458       0.1%
#   Marten Transport, Ltd.                    38,690    861,239       0.0%
    Masco Corp.                               60,333  1,598,221       0.1%
*   MasTec, Inc.                              76,702  1,376,034       0.0%
*   Mastech Holdings, Inc.                       991      9,860       0.0%
    Matson, Inc.                              57,986  2,348,433       0.1%
    Matthews International Corp. Class A      30,118  1,461,627       0.1%
    McGrath RentCorp                          28,642    948,337       0.0%
*   Meritor, Inc.                             44,458    583,289       0.0%
*   Mfri, Inc.                                 5,730     33,979       0.0%
*   Middleby Corp. (The)                      18,460  1,870,736       0.1%
    Miller Industries, Inc.                   15,090    337,714       0.0%
*   Mistras Group, Inc.                       25,572    459,273       0.0%
    Mobile Mini, Inc.                         60,544  2,333,366       0.1%
*   Moog, Inc. Class A                        33,638  2,350,623       0.1%
*   Moog, Inc. Class B                         2,977    208,628       0.0%
*   MRC Global, Inc.                          65,783    960,432       0.0%
    MSA Safety, Inc.                          26,839  1,227,616       0.0%
#   MSC Industrial Direct Co., Inc. Class A   12,382    879,865       0.0%
    Mueller Industries, Inc.                  71,272  2,497,371       0.1%
    Mueller Water Products, Inc. Class A     191,686  1,794,181       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
    Multi-Color Corp.                         20,797 $1,305,636       0.0%
*   MYR Group, Inc.                           37,338  1,094,750       0.0%
#   National Presto Industries, Inc.           7,418    464,218       0.0%
*   Navigant Consulting, Inc.                 66,975    968,459       0.0%
*   NCI Building Systems, Inc.                 4,500     69,660       0.0%
    Nielsen NV                                40,307  1,811,397       0.1%
*   NL Industries, Inc.                       44,564    328,437       0.0%
#   NN, Inc.                                  20,136    506,622       0.0%
#   Nordson Corp.                             12,448    991,483       0.0%
    Norfolk Southern Corp.                    60,802  6,131,882       0.2%
*   Nortek, Inc.                               1,428    120,837       0.0%
    Northrop Grumman Corp.                    13,622  2,098,333       0.1%
*   Northwest Pipe Co.                        13,889    336,669       0.0%
#*  NOW, Inc.                                 25,701    614,254       0.0%
*   NV5 Holdings, Inc.                         4,902     94,314       0.0%
*   Old Dominion Freight Line, Inc.           32,349  2,300,984       0.1%
    Omega Flex, Inc.                           4,638    138,166       0.0%
*   On Assignment, Inc.                       49,683  1,671,833       0.1%
    Orbital ATK, Inc.                         45,865  3,355,483       0.1%
*   Orion Energy Systems, Inc.                23,165     69,958       0.0%
*   Orion Marine Group, Inc.                  24,325    204,817       0.0%
#   Oshkosh Corp.                             79,265  4,267,628       0.1%
    Owens Corning                            136,290  5,268,971       0.2%
    PACCAR, Inc.                              14,705    960,972       0.0%
#   Pall Corp.                                 7,100    690,972       0.0%
#*  PAM Transportation Services, Inc.         10,927    640,213       0.0%
    Park-Ohio Holdings Corp.                  19,732    914,184       0.0%
#   Parker Hannifin Corp.                     18,334  2,188,346       0.1%
*   Patrick Industries, Inc.                  18,531  1,112,972       0.0%
#*  Patriot Transportation Holding, Inc.       2,586     66,745       0.0%
*   Pendrell Corp.                            45,689     49,801       0.0%
    Pentair P.L.C.                            35,552  2,209,557       0.1%
*   Performant Financial Corp.                54,745    162,593       0.0%
*   Perma-Fix Environmental Services           2,877      9,782       0.0%
*   PGT, Inc.                                 43,884    496,767       0.0%
    Pitney Bowes, Inc.                        27,103    606,294       0.0%
#*  Ply Gem Holdings, Inc.                    10,061    136,628       0.0%
#*  PMFG, Inc.                                 8,778     38,974       0.0%
*   Polypore International, Inc.              21,888  1,281,761       0.0%
    Powell Industries, Inc.                   13,987    464,229       0.0%
*   Power Solutions International, Inc.          207     13,207       0.0%
#*  PowerSecure International, Inc.           28,034    367,526       0.0%
    Precision Castparts Corp.                  9,355  1,933,585       0.1%
    Preformed Line Products Co.                6,010    252,120       0.0%
#   Primoris Services Corp.                   39,791    765,181       0.0%
*   Proto Labs, Inc.                           1,950    136,500       0.0%
    Providence and Worcester Railroad Co.      2,562     47,192       0.0%
    Quad/Graphics, Inc.                       16,253    350,090       0.0%
*   Quality Distribution, Inc.                17,290    171,517       0.0%
    Quanex Building Products Corp.            54,916  1,059,879       0.0%
*   Quanta Services, Inc.                     28,690    829,428       0.0%
*   Radiant Logistics, Inc.                   19,415    102,900       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
#   Raven Industries, Inc.                   23,262 $   463,844       0.0%
    Raytheon Co.                             17,714   1,842,256       0.1%
    RBC Bearings, Inc.                       15,632   1,140,980       0.0%
    RCM Technologies, Inc.                   12,068      74,460       0.0%
    Regal-Beloit Corp.                       40,091   3,135,116       0.1%
*   Republic Airways Holdings, Inc.          59,559     729,002       0.0%
    Republic Services, Inc.                 118,711   4,823,228       0.1%
    Resources Connection, Inc.               54,490     858,762       0.0%
*   Rexnord Corp.                            81,447   2,157,531       0.1%
#*  Roadrunner Transportation Systems, Inc.  40,624     994,069       0.0%
    Robert Half International, Inc.           1,000      55,450       0.0%
#   Rockwell Automation, Inc.                12,100   1,435,060       0.1%
    Rockwell Collins, Inc.                   11,750   1,143,627       0.0%
    Rollins, Inc.                            25,198     624,910       0.0%
    Roper Technologies, Inc.                  9,010   1,515,212       0.1%
*   RPX Corp.                                78,745   1,225,272       0.0%
#   RR Donnelley & Sons Co.                  77,251   1,438,414       0.1%
*   Rush Enterprises, Inc. Class A           35,113     917,854       0.0%
*   Rush Enterprises, Inc. Class B            4,506     110,893       0.0%
    Ryder System, Inc.                       88,537   8,442,888       0.2%
*   Saia, Inc.                               36,687   1,494,995       0.1%
*   Sensata Technologies Holding NV           6,594     364,055       0.0%
*   Servotronics, Inc.                        1,499      10,013       0.0%
    SIFCO Industries, Inc.                    4,888      71,218       0.0%
    Simpson Manufacturing Co., Inc.          48,444   1,587,994       0.1%
    SkyWest, Inc.                            65,489     893,925       0.0%
*   SL Industries, Inc.                       9,000     373,770       0.0%
    SmartPros, Ltd.                           1,700       3,060       0.0%
    Snap-on, Inc.                            21,355   3,193,640       0.1%
#*  SolarCity Corp.                             490      29,425       0.0%
    Southwest Airlines Co.                  457,205  18,544,235       0.5%
#*  SP Plus Corp.                            11,984     272,756       0.0%
*   Sparton Corp.                            10,134     261,153       0.0%
*   Spirit Aerosystems Holdings, Inc.
      Class A                                41,712   2,122,724       0.1%
*   Spirit Airlines, Inc.                    13,566     928,864       0.0%
    SPX Corp.                                18,968   1,460,536       0.1%
    Standex International Corp.              15,734   1,272,409       0.0%
    Stanley Black & Decker, Inc.             36,884   3,640,451       0.1%
    Steelcase, Inc. Class A                  83,091   1,459,909       0.1%
*   Stericycle, Inc.                          4,838     645,534       0.0%
#*  Sterling Construction Co., Inc.          19,832      87,062       0.0%
*   Stock Building Supply Holdings, Inc.      3,720      68,336       0.0%
#   Sun Hydraulics Corp.                     12,757     496,375       0.0%
    Supreme Industries, Inc. Class A          9,289      72,640       0.0%
#*  Swift Transportation Co.                 32,153     778,103       0.0%
#   TAL International Group, Inc.            63,304   2,439,736       0.1%
#*  Taser International, Inc.                20,936     632,058       0.0%
*   Team, Inc.                               22,219     868,319       0.0%
*   Tecumseh Products Co.                    16,120      52,712       0.0%
*   Teledyne Technologies, Inc.              24,041   2,523,584       0.1%
    Tennant Co.                               9,285     596,933       0.0%
#   Terex Corp.                             100,493   2,759,538       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
    Tetra Tech, Inc.                          92,101 $2,496,858       0.1%
    Textainer Group Holdings, Ltd.            51,126  1,549,118       0.1%
    Textron, Inc.                             46,733  2,055,317       0.1%
*   Thermon Group Holdings, Inc.              13,133    305,605       0.0%
    Timken Co. (The)                          59,553  2,339,837       0.1%
#   Titan International, Inc.                 67,296    699,205       0.0%
#*  Titan Machinery, Inc.                     23,132    338,884       0.0%
    Toro Co. (The)                             7,800    522,912       0.0%
    Towers Watson & Co. Class A                5,900    748,740       0.0%
    TransDigm Group, Inc.                      4,939  1,047,710       0.0%
*   TRC Cos., Inc.                            25,888    193,383       0.0%
*   Trex Co., Inc.                            14,075    660,399       0.0%
*   Trimas Corp.                              33,002    929,666       0.0%
*   TriNet Group, Inc.                           500     17,510       0.0%
#   Trinity Industries, Inc.                 167,335  4,533,105       0.1%
#   Triumph Group, Inc.                       47,564  2,817,691       0.1%
*   TrueBlue, Inc.                            43,153  1,241,943       0.0%
*   Tutor Perini Corp.                        84,118  1,783,302       0.1%
    Twin Disc, Inc.                           16,100    289,639       0.0%
    Tyco International P.L.C.                 21,904    862,580       0.0%
*   Ultralife Corp.                           16,511     67,365       0.0%
    UniFirst Corp.                            16,176  1,831,608       0.1%
    Union Pacific Corp.                       83,333  8,852,465       0.2%
*   United Continental Holdings, Inc.         54,975  3,284,206       0.1%
#*  United Rentals, Inc.                      34,010  3,284,686       0.1%
    United Stationers, Inc.                   44,394  1,802,840       0.1%
    United Technologies Corp.                 32,004  3,640,455       0.1%
    Universal Forest Products, Inc.           24,932  1,379,238       0.0%
    Universal Truckload Services, Inc.        17,385    369,257       0.0%
#   US Ecology, Inc.                          16,963    795,734       0.0%
*   USA Truck, Inc.                           16,095    395,293       0.0%
#*  USG Corp.                                 27,624    733,141       0.0%
#*  UTi Worldwide, Inc.                      119,915  1,082,832       0.0%
#   Valmont Industries, Inc.                  11,371  1,432,973       0.1%
*   Vectrus, Inc.                              5,677    145,104       0.0%
*   Veritiv Corp.                              1,605     63,783       0.0%
*   Versar, Inc.                               7,645     28,363       0.0%
    Viad Corp.                                30,419    808,233       0.0%
#*  Vicor Corp.                               23,646    360,602       0.0%
*   Virco Manufacturing Corp.                 21,636     57,552       0.0%
#*  Volt Information Sciences, Inc.           24,400    300,608       0.0%
    VSE Corp.                                  7,353    523,092       0.0%
#*  Wabash National Corp.                     86,859  1,217,763       0.0%
*   WABCO Holdings, Inc.                       8,765  1,090,804       0.0%
    Wabtec Corp.                              11,888  1,118,066       0.0%
    Waste Connections, Inc.                   82,431  3,908,054       0.1%
    Waste Management, Inc.                    23,011  1,139,735       0.0%
    Watsco, Inc.                               7,344    883,410       0.0%
    Watsco, Inc. Class B                       1,205    145,492       0.0%
    Watts Water Technologies, Inc. Class A    30,800  1,680,140       0.1%
    Werner Enterprises, Inc.                 101,099  2,716,530       0.1%
#*  Wesco Aircraft Holdings, Inc.             51,999    815,344       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Industrials -- (Continued)
#*  WESCO International, Inc.               46,409 $  3,347,945       0.1%
    West Corp.                              14,488      448,404       0.0%
*   Willdan Group, Inc.                      9,193      130,633       0.0%
*   Willis Lease Finance Corp.               8,183      155,477       0.0%
    Woodward, Inc.                          30,259    1,423,686       0.1%
#   WW Grainger, Inc.                        5,500    1,366,365       0.0%
*   Xerium Technologies, Inc.                3,328       59,172       0.0%
#*  XPO Logistics, Inc.                     50,693    2,458,610       0.1%
    Xylem, Inc.                             41,478    1,535,516       0.1%
#*  YRC Worldwide, Inc.                     14,795      230,802       0.0%
                                                   ------------      ----
Total Industrials                                   561,093,427      15.0%
                                                   ------------      ----
Information Technology -- (12.5%)
#*  3D Systems Corp.                        11,613      291,370       0.0%
#*  ACI Worldwide, Inc.                     64,209    1,478,733       0.1%
    Activision Blizzard, Inc.              213,323    4,866,964       0.1%
*   Actua Corp.                             49,589      717,553       0.0%
*   Acxiom Corp.                            75,579    1,319,609       0.0%
*   ADDvantage Technologies Group, Inc.      7,160       17,614       0.0%
#   ADTRAN, Inc.                            39,904      662,805       0.0%
*   Advanced Energy Industries, Inc.        42,574    1,041,360       0.0%
    Advent Software, Inc.                   22,571      979,807       0.0%
*   Aehr Test Systems                        2,692        7,080       0.0%
*   Agilysys, Inc.                          36,408      342,599       0.0%
*   Akamai Technologies, Inc.                9,524      702,681       0.0%
*   Alliance Data Systems Corp.              7,594    2,257,772       0.1%
    Alliance Fiber Optic Products, Inc.      1,815       33,323       0.0%
*   Alpha & Omega Semiconductor, Ltd.       10,839       88,771       0.0%
    Altera Corp.                            14,759      615,155       0.0%
    Amdocs, Ltd.                            14,311      788,107       0.0%
    American Software, Inc. Class A         26,003      252,489       0.0%
*   Amkor Technology, Inc.                 217,664    1,530,178       0.1%
    Amphenol Corp. Class A                  25,736    1,425,002       0.1%
*   Amtech Systems, Inc.                    10,390      129,875       0.0%
#*  ANADIGICS, Inc.                         86,065      113,606       0.0%
    Analog Devices, Inc.                    22,899    1,416,074       0.1%
*   Anixter International, Inc.             17,082    1,205,989       0.0%
*   ANSYS, Inc.                              6,005      515,469       0.0%
*   AOL, Inc.                               95,810    3,822,819       0.1%
    Apple, Inc.                            308,343   38,589,126       1.0%
    Applied Materials, Inc.                 70,077    1,386,824       0.1%
*   ARRIS Group, Inc.                       90,663    3,053,077       0.1%
*   Arrow Electronics, Inc.                113,013    6,748,006       0.2%
*   Aspen Technology, Inc.                  11,589      514,436       0.0%
    Astro-Med, Inc.                          7,311      102,720       0.0%
#   Atmel Corp.                             61,833      468,694       0.0%
*   Autobytel, Inc.                          2,224       32,315       0.0%
*   Autodesk, Inc.                          10,099      573,926       0.0%
    Avago Technologies, Ltd.                14,754    1,724,448       0.1%
*   AVG Technologies NV                     28,436      680,189       0.0%
*   Aviat Networks, Inc.                    63,193       72,040       0.0%
*   Avid Technology, Inc.                   43,600      705,884       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
    Avnet, Inc.                              149,117 $6,356,858       0.2%
    AVX Corp.                                137,407  1,892,094       0.1%
    Aware, Inc.                               18,447     77,477       0.0%
*   Axcelis Technologies, Inc.               112,954    284,644       0.0%
*   AXT, Inc.                                 58,392    138,973       0.0%
#   Badger Meter, Inc.                        17,934  1,115,853       0.0%
*   Bankrate, Inc.                            71,742    889,601       0.0%
*   Barracuda Networks, Inc.                  10,219    414,176       0.0%
    Bel Fuse, Inc. Class A                     3,300     67,650       0.0%
    Bel Fuse, Inc. Class B                    11,025    226,343       0.0%
    Belden, Inc.                               8,914    748,330       0.0%
*   Benchmark Electronics, Inc.               77,718  1,828,705       0.1%
    Black Box Corp.                           25,515    507,749       0.0%
    Blackbaud, Inc.                           18,179    918,585       0.0%
*   Blackhawk Network Holdings, Inc. Class B  16,275    597,455       0.0%
#*  Blucora, Inc.                             46,882    640,877       0.0%
    Booz Allen Hamilton Holding Corp.         19,456    535,040       0.0%
*   Bottomline Technologies de, Inc.          22,107    591,583       0.0%
    Broadcom Corp. Class A                     3,300    145,877       0.0%
    Broadridge Financial Solutions, Inc.      24,825  1,338,564       0.0%
*   BroadVision, Inc.                          4,752     28,274       0.0%
    Brocade Communications Systems, Inc.     352,464  3,982,843       0.1%
    Brooks Automation, Inc.                  118,859  1,278,923       0.0%
*   Bsquare Corp.                              8,148     34,385       0.0%
    CA, Inc.                                  61,764  1,962,242       0.1%
*   Cabot Microelectronics Corp.              21,805  1,031,376       0.0%
*   CACI International, Inc. Class A          35,115  3,098,548       0.1%
#*  Cadence Design Systems, Inc.              32,200    600,530       0.0%
#*  CalAmp Corp.                              13,434    264,784       0.0%
*   Calix, Inc.                               65,769    486,033       0.0%
*   Carbonite, Inc.                            5,468     55,992       0.0%
#*  Cardtronics, Inc.                         31,984  1,206,756       0.0%
*   Cartesian, Inc.                            1,166      3,766       0.0%
*   Cascade Microtech, Inc.                   16,311    216,284       0.0%
#   Cass Information Systems, Inc.            12,142    634,662       0.0%
*   Cavium, Inc.                               2,400    155,496       0.0%
    CDW Corp.                                 21,764    833,996       0.0%
#*  Ceva, Inc.                                24,182    500,567       0.0%
    Checkpoint Systems, Inc.                  51,633    534,918       0.0%
*   CIBER, Inc.                              110,195    388,988       0.0%
#*  Ciena Corp.                               37,382    796,237       0.0%
*   Cimpress NV                                9,560    802,466       0.0%
*   Cirrus Logic, Inc.                        51,729  1,747,406       0.1%
    Cisco Systems, Inc.                      314,395  9,064,008       0.3%
*   Citrix Systems, Inc.                       8,516    571,935       0.0%
#*  Clearfield, Inc.                           8,316    112,682       0.0%
#*  Cognex Corp.                              19,934    894,837       0.0%
*   Coherent, Inc.                            22,667  1,360,020       0.0%
    Cohu, Inc.                                35,134    367,853       0.0%
*   CommScope Holding Co., Inc.               23,987    707,856       0.0%
    Communications Systems, Inc.              13,122    147,229       0.0%
*   CommVault Systems, Inc.                    7,486    342,485       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
    Computer Sciences Corp.                   28,653 $1,846,686       0.1%
    Computer Task Group, Inc.                 16,515    135,918       0.0%
*   comScore, Inc.                             7,079    370,656       0.0%
    Comtech Telecommunications Corp.          24,798    716,662       0.0%
*   Comverse, Inc.                               989     24,231       0.0%
    Concurrent Computer Corp.                  7,430     45,323       0.0%
*   Constant Contact, Inc.                    11,895    414,541       0.0%
#   Convergys Corp.                          126,940  2,878,999       0.1%
*   CoreLogic, Inc.                           85,227  3,333,228       0.1%
    Corning, Inc.                            144,927  3,033,322       0.1%
*   CoStar Group, Inc.                         5,195  1,062,014       0.0%
*   Covisint Corp.                            19,447     38,116       0.0%
#*  Cray, Inc.                                22,481    631,491       0.0%
#*  Cree, Inc.                                63,338  2,006,548       0.1%
#*  Crexendo, Inc.                             6,718     14,511       0.0%
#   CSG Systems International, Inc.           38,268  1,114,364       0.0%
    CSP, Inc.                                  2,269     16,768       0.0%
    CTS Corp.                                 37,499    672,732       0.0%
*   CyberOptics Corp.                          7,973     83,876       0.0%
    Cypress Semiconductor Corp.              154,167  2,053,504       0.1%
    Daktronics, Inc.                          48,008    515,126       0.0%
*   Datalink Corp.                            32,310    373,504       0.0%
#*  Dealertrack Technologies, Inc.            46,049  1,810,186       0.1%
*   Demand Media, Inc.                         9,751     62,504       0.0%
*   DHI Group, Inc.                          106,671    810,700       0.0%
#   Diebold, Inc.                             39,956  1,389,270       0.1%
*   Digi International, Inc.                  29,624    299,202       0.0%
#   Digimarc Corp.                             5,363    125,494       0.0%
*   Diodes, Inc.                              45,910  1,226,715       0.0%
    Dolby Laboratories, Inc. Class A          13,106    527,648       0.0%
*   Dot Hill Systems Corp.                    43,235    271,516       0.0%
*   DSP Group, Inc.                           27,008    307,351       0.0%
    DST Systems, Inc.                         23,034  2,650,753       0.1%
*   DTS, Inc.                                 19,851    711,658       0.0%
#   EarthLink Holdings Corp.                 166,795    788,940       0.0%
*   eBay, Inc.                                38,237  2,227,688       0.1%
#   Ebix, Inc.                                29,521    805,628       0.0%
#*  Echelon Corp.                             18,748     16,873       0.0%
*   EchoStar Corp. Class A                    46,888  2,344,400       0.1%
*   Edgewater Technology, Inc.                 8,479     59,777       0.0%
    Electro Rent Corp.                        28,178    305,450       0.0%
    Electro Scientific Industries, Inc.       38,207    217,780       0.0%
*   Electronic Arts, Inc.                     19,023  1,105,046       0.0%
*   Electronics for Imaging, Inc.             46,192  1,927,592       0.1%
#*  Ellie Mae, Inc.                            2,429    133,595       0.0%
#*  eMagin Corp.                              11,664     25,311       0.0%
    EMC Corp.                                125,100  3,366,441       0.1%
#*  Emcore Corp.                              33,662    183,458       0.0%
*   Emulex Corp.                             101,335    812,707       0.0%
#*  Endurance International Group Holdings,
      Inc.                                    15,405    282,528       0.0%
#*  EnerNOC, Inc.                             38,787    428,596       0.0%
*   Entegris, Inc.                           161,194  2,145,492       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
*   Entropic Communications, Inc.             96,873 $  292,556       0.0%
*   Envestnet, Inc.                            6,540    335,240       0.0%
*   EPAM Systems, Inc.                        17,446  1,128,931       0.0%
    EPIQ Systems, Inc.                        45,396    813,042       0.0%
*   ePlus, Inc.                                8,798    729,882       0.0%
#   Equinix, Inc.                              4,076  1,043,171       0.0%
#*  Euronet Worldwide, Inc.                   48,710  2,848,561       0.1%
*   Exar Corp.                                58,619    578,570       0.0%
*   ExlService Holdings, Inc.                 23,547    810,723       0.0%
*   Extreme Networks, Inc.                   102,706    258,819       0.0%
*   F5 Networks, Inc.                          3,400    414,868       0.0%
*   Fabrinet                                  38,407    695,551       0.0%
#   FactSet Research Systems, Inc.             5,700    897,123       0.0%
    Fair Isaac Corp.                          29,958  2,650,085       0.1%
*   Fairchild Semiconductor International,
      Inc.                                   188,162  3,417,963       0.1%
*   FalconStor Software, Inc.                 29,232     44,433       0.0%
*   FARO Technologies, Inc.                   11,514    458,603       0.0%
    FEI Co.                                    9,219    695,666       0.0%
    Fidelity National Information Services,
      Inc.                                    67,792  4,236,322       0.1%
#*  Finisar Corp.                             88,751  1,804,308       0.1%
#*  FireEye, Inc.                             10,918    450,913       0.0%
#*  First Solar, Inc.                         58,997  3,520,351       0.1%
*   Fiserv, Inc.                              26,901  2,087,518       0.1%
    FLIR Systems, Inc.                        70,963  2,192,047       0.1%
*   FormFactor, Inc.                          82,257    655,588       0.0%
    Forrester Research, Inc.                  16,811    584,855       0.0%
*   Fortinet, Inc.                             7,132    269,162       0.0%
*   Freescale Semiconductor, Ltd.              8,279    323,626       0.0%
*   Frequency Electronics, Inc.                8,185    104,031       0.0%
*   Gartner, Inc.                              8,459    701,928       0.0%
*   Genpact, Ltd.                             59,372  1,297,872       0.0%
*   GigOptix, Inc.                             3,278      4,884       0.0%
*   Global Cash Access Holdings, Inc.        114,661    848,491       0.0%
    Global Payments, Inc.                     14,975  1,501,693       0.1%
    Globalscape, Inc.                          2,198      7,473       0.0%
*   Google, Inc. Class A                       5,627  3,087,929       0.1%
*   Google, Inc. Class C                       5,283  2,839,016       0.1%
*   GSE Systems, Inc.                         26,843     40,265       0.0%
*   GSI Group, Inc.                           38,037    505,131       0.0%
#*  GSI Technology, Inc.                      17,271     91,364       0.0%
*   GTT Communications, Inc.                  15,249    278,447       0.0%
#*  Guidance Software, Inc.                      100        584       0.0%
*   Guidewire Software, Inc.                   4,803    239,910       0.0%
    Hackett Group, Inc. (The)                 41,738    400,685       0.0%
*   Harmonic, Inc.                           141,503    991,936       0.0%
    Harris Corp.                               9,532    764,848       0.0%
    Heartland Payment Systems, Inc.           25,924  1,319,532       0.0%
    Hewlett-Packard Co.                      265,841  8,764,778       0.2%
#*  HomeAway, Inc.                             6,300    176,085       0.0%
#*  Hutchinson Technology, Inc.               52,713    124,403       0.0%
    IAC/InterActiveCorp                       47,781  3,336,069       0.1%
*   ID Systems, Inc.                          11,992     84,064       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
#*  Identiv, Inc.                             4,291 $    41,751       0.0%
*   IEC Electronics Corp.                     7,468      31,366       0.0%
*   iGATE Corp.                              29,212   1,389,323       0.1%
*   II-VI, Inc.                              52,824     939,739       0.0%
#*  Imation Corp.                            39,287     160,684       0.0%
#*  Immersion Corp.                          21,510     232,953       0.0%
#*  Infinera Corp.                           82,316   1,547,541       0.1%
*   Informatica Corp.                        18,805     903,956       0.0%
*   Ingram Micro, Inc. Class A              161,659   4,067,340       0.1%
*   Innodata, Inc.                           21,458      59,439       0.0%
#*  Inphi Corp.                              23,122     495,967       0.0%
*   Insight Enterprises, Inc.                64,391   1,842,870       0.1%
*   Integrated Device Technology, Inc.      187,332   3,407,569       0.1%
    Integrated Silicon Solution, Inc.        44,769     830,465       0.0%
    Intel Corp.                             534,019  17,382,318       0.5%
#*  Intellicheck Mobilisa, Inc.                 287         445       0.0%
#*  Interactive Intelligence Group, Inc.      6,995     307,640       0.0%
#   InterDigital, Inc.                       39,158   2,142,726       0.1%
#*  Internap Corp.                           71,347     670,662       0.0%
*   Interphase Corp.                          4,200       5,502       0.0%
    Intersil Corp. Class A                  147,971   1,975,413       0.1%
*   inTEST Corp.                              2,202      10,878       0.0%
#*  Intevac, Inc.                            28,356     137,243       0.0%
*   IntraLinks Holdings, Inc.                32,883     322,253       0.0%
*   IntriCon Corp.                            6,777      52,522       0.0%
    Intuit, Inc.                              5,892     591,144       0.0%
*   Inuvo, Inc.                              22,862      53,268       0.0%
#*  IPG Photonics Corp.                      10,614     940,188       0.0%
*   Iteris, Inc.                             13,000      23,010       0.0%
#*  Itron, Inc.                              37,293   1,337,327       0.0%
#*  Ixia                                     71,871     861,015       0.0%
    IXYS Corp.                               49,362     558,284       0.0%
    j2 Global, Inc.                          36,351   2,521,669       0.1%
    Jabil Circuit, Inc.                     159,346   3,588,472       0.1%
    Jack Henry & Associates, Inc.            14,949     994,258       0.0%
#*  JDS Uniphase Corp.                      156,551   1,981,936       0.1%
    Juniper Networks, Inc.                  218,330   5,770,462       0.2%
#*  Kemet Corp.                              49,217     212,617       0.0%
*   Key Tronic Corp.                         11,045     131,988       0.0%
*   Keysight Technologies, Inc.               9,676     323,759       0.0%
*   Kimball Electronics, Inc.                26,729     341,864       0.0%
    KLA-Tencor Corp.                         17,987   1,057,636       0.0%
#*  Knowles Corp.                            13,768     263,933       0.0%
*   Kofax, Ltd.                               8,658      95,498       0.0%
#*  Kopin Corp.                              86,652     287,685       0.0%
*   Kulicke & Soffa Industries, Inc.        121,578   1,837,044       0.1%
*   KVH Industries, Inc.                     19,637     264,903       0.0%
    Lam Research Corp.                       27,049   2,044,363       0.1%
*   Lattice Semiconductor Corp.             132,036     782,973       0.0%
    Leidos Holdings, Inc.                    39,331   1,637,743       0.1%
    Lexmark International, Inc. Class A      73,659   3,269,723       0.1%
*   LGL Group, Inc. (The)                     1,300       6,201       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
*   Limelight Networks, Inc.                138,314 $   511,762       0.0%
    Linear Technology Corp.                   3,740     172,526       0.0%
*   Lionbridge Technologies, Inc.            38,881     215,790       0.0%
*   Liquidity Services, Inc.                  1,243      11,634       0.0%
    Littelfuse, Inc.                         15,844   1,552,554       0.1%
*   LoJack Corp.                             26,126      65,054       0.0%
#*  M/A-COM Technology Solutions Holdings,
      Inc.                                    9,057     275,967       0.0%
#*  Magnachip Semiconductor Corp.            41,376     226,740       0.0%
*   Manhattan Associates, Inc.               42,340   2,225,390       0.1%
    ManTech International Corp. Class A      40,672   1,188,843       0.0%
    Marchex, Inc. Class B                    28,607     121,580       0.0%
*   Marin Software, Inc.                      2,100      12,684       0.0%
    Marvell Technology Group, Ltd.          233,467   3,270,873       0.1%
#*  Mattersight Corp.                         2,773      18,967       0.0%
*   Mattson Technology, Inc.                 63,189     215,474       0.0%
    Maxim Integrated Products, Inc.          16,551     543,369       0.0%
    MAXIMUS, Inc.                            39,422   2,523,402       0.1%
*   MaxLinear, Inc. Class A                   7,390      63,037       0.0%
#*  Maxwell Technologies, Inc.               40,563     227,153       0.0%
    Mentor Graphics Corp.                   128,718   3,080,222       0.1%
*   Mercury Systems, Inc.                    48,163     665,131       0.0%
#   Mesa Laboratories, Inc.                   3,210     272,497       0.0%
    Methode Electronics, Inc.                42,014   1,783,914       0.1%
    Micrel, Inc.                             58,395     794,172       0.0%
#   Microchip Technology, Inc.               16,072     765,911       0.0%
#*  Micron Technology, Inc.                 184,168   5,180,646       0.2%
*   Microsemi Corp.                          91,858   3,064,383       0.1%
    Microsoft Corp.                         241,117  11,727,931       0.3%
    MKS Instruments, Inc.                    75,683   2,634,525       0.1%
    MOCON, Inc.                               7,200     125,280       0.0%
#*  ModusLink Global Solutions, Inc.         67,970     237,895       0.0%
*   MoneyGram International, Inc.             3,779      29,287       0.0%
    Monolithic Power Systems, Inc.           31,902   1,653,481       0.1%
    Monotype Imaging Holdings, Inc.          34,236   1,109,589       0.0%
#*  Monster Worldwide, Inc.                 173,318   1,020,843       0.0%
#*  MoSys, Inc.                              34,527      75,614       0.0%
    Motorola Solutions, Inc.                 16,975   1,014,256       0.0%
    MTS Systems Corp.                        11,683     824,586       0.0%
*   Multi-Fineline Electronix, Inc.          27,480     642,482       0.0%
#*  Nanometrics, Inc.                        32,600     503,996       0.0%
*   NAPCO Security Technologies, Inc.        11,790      63,312       0.0%
    National Instruments Corp.               29,986     857,600       0.0%
    NCI, Inc. Class A                         7,471      76,204       0.0%
*   NCR Corp.                                76,619   2,102,425       0.1%
*   NeoPhotonics Corp.                        3,057      16,905       0.0%
    NetApp, Inc.                             32,022   1,160,797       0.0%
#*  NETGEAR, Inc.                            50,527   1,529,452       0.1%
#*  Netscout Systems, Inc.                   26,955   1,107,850       0.0%
#*  NetSuite, Inc.                            2,884     275,624       0.0%
#*  NeuStar, Inc. Class A                     7,297     218,910       0.0%
*   Newport Corp.                            57,286   1,092,444       0.0%
    NIC, Inc.                                23,801     404,617       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
*   Novatel Wireless, Inc.                    39,494 $  239,334       0.0%
#*  Nuance Communications, Inc.              138,720  2,126,578       0.1%
#*  Numerex Corp. Class A                      5,996     65,896       0.0%
#   NVIDIA Corp.                              47,746  1,059,722       0.0%
#*  Oclaro, Inc.                              74,291    142,639       0.0%
*   OmniVision Technologies, Inc.             64,775  1,806,899       0.1%
*   ON Semiconductor Corp.                   158,300  1,823,616       0.1%
*   Onvia, Inc.                                  700      3,157       0.0%
    Optical Cable Corp.                        6,626     26,968       0.0%
    Oracle Corp.                             126,667  5,525,215       0.2%
*   OSI Systems, Inc.                         20,157  1,354,752       0.0%
*   PAR Technology Corp.                      12,088     49,561       0.0%
    Park Electrochemical Corp.                22,637    491,676       0.0%
#*  Parkervision, Inc.                         2,838      1,930       0.0%
    PC Connection, Inc.                       32,710    794,526       0.0%
    PC-Tel, Inc.                              23,419    185,010       0.0%
*   PCM, Inc.                                 14,990    147,951       0.0%
*   PDF Solutions, Inc.                       30,446    550,159       0.0%
    Pegasystems, Inc.                         23,838    513,471       0.0%
    Perceptron, Inc.                          12,703    154,723       0.0%
*   Perficient, Inc.                          39,929    823,735       0.0%
    Pericom Semiconductor Corp.               27,580    345,302       0.0%
*   Pfsweb, Inc.                               4,138     53,753       0.0%
*   Photronics, Inc.                          77,119    676,334       0.0%
*   Planar Systems, Inc.                      30,191    174,202       0.0%
    Plantronics, Inc.                         28,749  1,531,459       0.1%
*   Plexus Corp.                              39,114  1,683,858       0.1%
*   PMC-Sierra, Inc.                         217,500  1,833,525       0.1%
*   Polycom, Inc.                            128,241  1,673,545       0.1%
#   Power Integrations, Inc.                  16,638    823,415       0.0%
*   PRGX Global, Inc.                         28,843    122,294       0.0%
#*  Procera Networks, Inc.                    23,415    269,507       0.0%
*   Progress Software Corp.                   47,955  1,266,012       0.0%
*   PTC, Inc.                                 17,983    689,468       0.0%
    QAD, Inc. Class A                          9,841    239,924       0.0%
    QAD, Inc. Class B                          2,342     46,020       0.0%
*   QLogic Corp.                              99,091  1,456,638       0.1%
*   Qorvo, Inc.                              139,934  9,223,050       0.3%
    QUALCOMM, Inc.                            46,048  3,131,264       0.1%
*   Qualstar Corp.                             6,493      8,571       0.0%
#*  Quantum Corp.                             59,697    119,991       0.0%
*   QuinStreet, Inc.                          13,520     73,414       0.0%
*   Qumu Corp.                                10,312    142,409       0.0%
#*  Rackspace Hosting, Inc.                   13,033    702,479       0.0%
*   Radisys Corp.                             33,213     73,069       0.0%
#*  Rambus, Inc.                              64,753    896,182       0.0%
*   RealNetworks, Inc.                        74,977    492,599       0.0%
*   Red Hat, Inc.                              6,300    474,138       0.0%
    Reis, Inc.                                11,179    254,099       0.0%
#*  Relm Wireless Corp.                        7,900     52,140       0.0%
#*  Remark Media, Inc.                           184        767       0.0%
    RF Industries, Ltd.                        7,730     31,925       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
    Richardson Electronics, Ltd.              15,984 $  141,938       0.0%
#*  Rightside Group, Ltd.                      4,858     39,544       0.0%
*   Rofin-Sinar Technologies, Inc.            35,996    851,665       0.0%
*   Rogers Corp.                              18,329  1,332,702       0.0%
#*  Rosetta Stone, Inc.                       23,564    196,995       0.0%
#*  Rovi Corp.                                94,485  1,748,917       0.1%
#*  Rubicon Technology, Inc.                  18,870     72,461       0.0%
#*  Ruckus Wireless, Inc.                      4,982     58,190       0.0%
*   Rudolph Technologies, Inc.                44,907    576,157       0.0%
#   SanDisk Corp.                             17,377  1,163,216       0.0%
*   Sanmina Corp.                            129,713  2,637,065       0.1%
*   ScanSource, Inc.                          33,820  1,347,727       0.0%
    Science Applications International Corp.  18,083    905,958       0.0%
*   Seachange International, Inc.             38,662    259,422       0.0%
#   Seagate Technology P.L.C.                 26,898  1,579,451       0.1%
*   Selectica, Inc.                              628      3,793       0.0%
*   Semtech Corp.                             41,469    965,813       0.0%
#*  ServiceSource International, Inc.          3,531     12,606       0.0%
#*  Sevcon, Inc.                               1,971     14,014       0.0%
*   ShoreTel, Inc.                            50,584    352,065       0.0%
#*  Shutterstock, Inc.                         6,356    428,966       0.0%
*   Sigma Designs, Inc.                       53,876    430,469       0.0%
#*  Silicon Graphics International Corp.       8,772     71,141       0.0%
*   Silicon Laboratories, Inc.                22,419  1,158,390       0.0%
#   Skyworks Solutions, Inc.                  27,122  2,502,004       0.1%
*   SMTC Corp.                                 4,872      7,649       0.0%
*   SolarWinds, Inc.                           8,282    403,996       0.0%
    Solera Holdings, Inc.                     10,800    524,016       0.0%
*   Sonus Networks, Inc.                      21,397    169,464       0.0%
    SS&C Technologies Holdings, Inc.          42,332  2,547,116       0.1%
*   Stamps.com, Inc.                          18,633  1,153,196       0.0%
*   StarTek, Inc.                             15,566    128,497       0.0%
#*  Stratasys, Ltd.                           36,412  1,363,629       0.1%
#*  SunEdison, Inc.                          135,449  3,429,569       0.1%
#*  SunPower Corp.                            91,385  2,941,683       0.1%
*   Super Micro Computer, Inc.                48,163  1,385,650       0.1%
*   support.com, Inc.                         54,173     85,593       0.0%
*   Sykes Enterprises, Inc.                   62,863  1,573,461       0.1%
    Symantec Corp.                            97,621  2,433,203       0.1%
#*  Synaptics, Inc.                           21,683  1,836,984       0.1%
#*  Synchronoss Technologies, Inc.            25,095  1,151,359       0.0%
#   SYNNEX Corp.                              55,957  4,280,710       0.1%
*   Synopsys, Inc.                            18,273    856,638       0.0%
*   Syntel, Inc.                              10,338    465,417       0.0%
*   Tableau Software, Inc. Class A             1,500    146,760       0.0%
#*  Take-Two Interactive Software, Inc.      168,208  3,986,530       0.1%
    TE Connectivity, Ltd.                     29,720  1,977,866       0.1%
*   Tech Data Corp.                           68,500  3,861,345       0.1%
*   TechTarget, Inc.                           4,884     52,845       0.0%
*   TeleCommunication Systems, Inc. Class A   79,524    248,115       0.0%
*   Telenav, Inc.                             59,453    497,027       0.0%
    TeleTech Holdings, Inc.                   38,718  1,004,345       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Information Technology -- (Continued)
#*  Teradata Corp.                          27,454 $  1,207,701       0.0%
#   Teradyne, Inc.                         120,140    2,192,555       0.1%
    Tessco Technologies, Inc.               11,369      287,295       0.0%
    Tessera Technologies, Inc.              58,211    2,101,999       0.1%
    TheStreet, Inc.                         31,182       56,128       0.0%
*   TiVo, Inc.                              37,762      417,270       0.0%
    Total System Services, Inc.             35,068    1,387,290       0.1%
#   Transact Technologies, Inc.              7,182       36,772       0.0%
*   Tremor Video, Inc.                       4,233       10,583       0.0%
*   Trimble Navigation, Ltd.                14,440      367,209       0.0%
*   Trio Tech International                  2,616        7,351       0.0%
*   TSR, Inc.                                  722        2,996       0.0%
#*  TTM Technologies, Inc.                 120,290    1,124,711       0.0%
*   Tyler Technologies, Inc.                 8,902    1,085,599       0.0%
#*  Ultimate Software Group, Inc. (The)      2,449      407,073       0.0%
*   Ultra Clean Holdings, Inc.              25,665      154,247       0.0%
#*  Ultratech, Inc.                         33,727      673,191       0.0%
*   Unisys Corp.                            16,020      348,755       0.0%
*   United Online, Inc.                     16,527      261,622       0.0%
*   Universal Security Instruments, Inc.     1,213        7,126       0.0%
*   Unwired Planet, Inc.                    66,037       38,982       0.0%
*   USA Technologies, Inc.                   1,583        4,749       0.0%
*   Vantiv, Inc. Class A                    19,002      742,978       0.0%
#*  Veeco Instruments, Inc.                 46,639    1,376,317       0.1%
#*  VeriFone Systems, Inc.                  29,316    1,048,633       0.0%
*   Verint Systems, Inc.                    17,396    1,068,636       0.0%
#*  VeriSign, Inc.                           7,900      501,729       0.0%
#*  ViaSat, Inc.                            26,555    1,596,487       0.1%
*   Viasystems Group, Inc.                  17,945      319,062       0.0%
    Vicon Industries, Inc.                   1,600        2,480       0.0%
*   Video Display Corp.                      6,495        9,937       0.0%
*   Virtusa Corp.                           20,744      825,611       0.0%
    Visa, Inc. Class A                     116,012    7,662,593       0.2%
#   Vishay Intertechnology, Inc.           177,686    2,253,058       0.1%
*   Vishay Precision Group, Inc.            19,686      280,919       0.0%
#   Wayside Technology Group, Inc.           4,672       83,395       0.0%
*   Web.com Group, Inc.                     36,089      662,955       0.0%
#*  WebMD Health Corp.                       6,628      292,626       0.0%
*   Westell Technologies, Inc. Class A      54,239       65,087       0.0%
    Western Digital Corp.                   35,097    3,430,381       0.1%
*   WEX, Inc.                               15,860    1,787,581       0.1%
*   Xcerra Corp.                            55,257      543,176       0.0%
    Xerox Corp.                            731,469    8,411,893       0.2%
    Xilinx, Inc.                            19,483      844,783       0.0%
*   XO Group, Inc.                          34,724      564,612       0.0%
*   Yahoo!, Inc.                            75,369    3,208,081       0.1%
*   Zebra Technologies Corp. Class A        18,164    1,672,541       0.1%
#*  Zix Corp.                               45,198      192,543       0.0%
#*  Zynga, Inc. Class A                    484,872    1,187,936       0.0%
                                                   ------------      ----
Total Information Technology                        532,230,159      14.2%
                                                   ------------      ----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Materials -- (5.1%)
    A Schulman, Inc.                          33,647 $1,428,315       0.1%
*   AEP Industries, Inc.                       6,922    346,792       0.0%
    Air Products & Chemicals, Inc.             7,652  1,097,526       0.0%
    Airgas, Inc.                               8,210    831,509       0.0%
#   Albemarle Corp.                           39,669  2,368,239       0.1%
    Alcoa, Inc.                              510,014  6,844,388       0.2%
#   Allegheny Technologies, Inc.             102,088  3,469,971       0.1%
#*  AM Castle & Co.                           25,873    101,422       0.0%
*   American Biltrite, Inc.                       22      9,350       0.0%
#   American Vanguard Corp.                   28,100    306,571       0.0%
    Ampco-Pittsburgh Corp.                    11,203    179,136       0.0%
#   Aptargroup, Inc.                          29,304  1,818,899       0.1%
    Ashland, Inc.                             23,530  2,973,251       0.1%
    Avery Dennison Corp.                      41,996  2,334,558       0.1%
    Axiall Corp.                              81,673  3,332,258       0.1%
    Balchem Corp.                             12,286    644,032       0.0%
    Ball Corp.                                12,700    932,307       0.0%
    Bemis Co., Inc.                           76,983  3,464,235       0.1%
*   Berry Plastics Group, Inc.                18,619    637,142       0.0%
*   Boise Cascade Co.                         35,764  1,241,011       0.0%
    Cabot Corp.                               64,171  2,742,669       0.1%
    Calgon Carbon Corp.                       55,190  1,224,666       0.0%
#   Carpenter Technology Corp.                32,342  1,398,792       0.0%
    Celanese Corp. Series A                   20,921  1,388,318       0.0%
*   Century Aluminum Co.                     125,243  1,614,382       0.1%
    CF Industries Holdings, Inc.              12,112  3,481,837       0.1%
    Chase Corp.                                8,983    321,681       0.0%
*   Chemtura Corp.                           112,467  3,388,631       0.1%
*   Clearwater Paper Corp.                    25,095  1,605,327       0.1%
*   Codexis, Inc.                             15,600     68,328       0.0%
#*  Coeur Mining, Inc.                       102,799    536,611       0.0%
    Commercial Metals Co.                    195,487  3,245,084       0.1%
    Compass Minerals International, Inc.       7,797    688,709       0.0%
*   Contango ORE, Inc.                         1,008      4,949       0.0%
*   Core Molding Technologies, Inc.           10,129    221,623       0.0%
*   Crown Holdings, Inc.                       6,500    352,690       0.0%
    Cytec Industries, Inc.                    89,328  4,938,945       0.1%
#   Deltic Timber Corp.                        8,693    556,352       0.0%
    Domtar Corp.                              81,915  3,540,366       0.1%
    Dow Chemical Co. (The)                    97,556  4,975,356       0.1%
    Eagle Materials, Inc.                     21,934  1,829,076       0.1%
    Eastman Chemical Co.                      32,930  2,509,925       0.1%
    Ecolab, Inc.                               9,795  1,096,844       0.0%
    EI du Pont de Nemours & Co.               24,100  1,764,120       0.1%
*   Ferro Corp.                              106,848  1,441,380       0.1%
#*  Flotek Industries, Inc.                   21,014    300,290       0.0%
    FMC Corp.                                 10,200    604,962       0.0%
    Freeport-McMoRan, Inc.                   230,243  5,357,755       0.2%
    Friedman Industries, Inc.                 10,403     66,902       0.0%
    FutureFuel Corp.                          53,069    576,860       0.0%
    Globe Specialty Metals, Inc.              31,128    620,070       0.0%
    Graphic Packaging Holding Co.            340,196  4,796,764       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Materials -- (Continued)
#   Greif, Inc. Class A                       22,379 $  912,168       0.0%
#   Greif, Inc. Class B                        8,346    398,939       0.0%
*   Handy & Harman, Ltd.                       2,910    103,101       0.0%
#   Hawkins, Inc.                             11,141    439,512       0.0%
    Haynes International, Inc.                16,940    753,322       0.0%
    HB Fuller Co.                             46,459  1,940,592       0.1%
*   Headwaters, Inc.                          58,852  1,034,618       0.0%
#   Hecla Mining Co.                         372,770  1,125,765       0.0%
#*  Horsehead Holding Corp.                   66,543    994,818       0.0%
    Huntsman Corp.                           154,129  3,552,673       0.1%
    Innophos Holdings, Inc.                   23,989  1,267,579       0.0%
    Innospec, Inc.                            23,520  1,027,824       0.0%
    International Flavors & Fragrances, Inc.   5,882    674,960       0.0%
    International Paper Co.                   67,274  3,613,959       0.1%
#*  Intrepid Potash, Inc.                     27,179    340,553       0.0%
#   Kaiser Aluminum Corp.                     21,204  1,704,165       0.1%
    KapStone Paper and Packaging Corp.       129,939  3,631,795       0.1%
    KMG Chemicals, Inc.                       13,768    403,127       0.0%
    Koppers Holdings, Inc.                    14,697    330,389       0.0%
*   Kraton Performance Polymers, Inc.         40,603    915,192       0.0%
    Kronos Worldwide, Inc.                    28,247    379,922       0.0%
#*  Louisiana-Pacific Corp.                  169,134  2,577,602       0.1%
*   LSB Industries, Inc.                      25,678  1,089,004       0.0%
    LyondellBasell Industries NV Class A      11,014  1,140,169       0.0%
#   Martin Marietta Materials, Inc.           14,888  2,123,773       0.1%
    Materion Corp.                            32,148  1,285,599       0.0%
#*  McEwen Mining, Inc.                      189,521    189,521       0.0%
    MeadWestvaco Corp.                        99,011  4,831,737       0.1%
*   Mercer International, Inc.                67,412    963,992       0.0%
    Minerals Technologies, Inc.               36,997  2,505,807       0.1%
    Monsanto Co.                               9,533  1,086,381       0.0%
    Mosaic Co. (The)                         104,153  4,582,732       0.1%
    Myers Industries, Inc.                    50,234    812,284       0.0%
    Neenah Paper, Inc.                        18,905  1,143,185       0.0%
#   NewMarket Corp.                            1,500    670,350       0.0%
    Newmont Mining Corp.                     194,708  5,157,815       0.2%
    Noranda Aluminum Holding Corp.            80,875    270,123       0.0%
*   Northern Technologies International
      Corp.                                    3,755     65,037       0.0%
    Nucor Corp.                               34,291  1,675,458       0.1%
    Olin Corp.                               118,194  3,490,269       0.1%
#   Olympic Steel, Inc.                       12,310    134,795       0.0%
    OM Group, Inc.                            36,502  1,096,520       0.0%
*   OMNOVA Solutions, Inc.                    51,430    410,926       0.0%
*   Owens-Illinois, Inc.                      50,757  1,213,600       0.0%
    Packaging Corp. of America                18,728  1,295,790       0.0%
    PH Glatfelter Co.                         47,558  1,179,438       0.0%
#*  Platform Specialty Products Corp.         10,964    295,370       0.0%
    PolyOne Corp.                             58,142  2,270,445       0.1%
    PPG Industries, Inc.                       3,826    847,689       0.0%
    Quaker Chemical Corp.                     13,900  1,156,758       0.0%
    Reliance Steel & Aluminum Co.             83,663  5,414,669       0.2%
#*  Rentech, Inc.                            182,957    219,548       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Materials -- (Continued)
*     Resolute Forest Products, Inc.        26,917 $    415,060       0.0%
      Rock-Tenn Co. Class A                 95,588    6,020,132       0.2%
#     Royal Gold, Inc.                      44,557    2,875,263       0.1%
      RPM International, Inc.               23,556    1,119,852       0.0%
*     RTI International Metals, Inc.        33,542    1,262,856       0.0%
      Schnitzer Steel Industries, Inc.
        Class A                             48,796      850,026       0.0%
      Schweitzer-Mauduit International,
        Inc.                                32,959    1,457,117       0.1%
      Scotts Miracle-Gro Co. (The) Class A  10,099      651,487       0.0%
      Sealed Air Corp.                      36,593    1,668,641       0.1%
      Sensient Technologies Corp.           43,657    2,853,422       0.1%
      Sherwin-Williams Co. (The)             1,508      419,224       0.0%
      Sigma-Aldrich Corp.                    6,719      933,403       0.0%
      Silgan Holdings, Inc.                 15,531      836,655       0.0%
      Sonoco Products Co.                   56,767    2,536,917       0.1%
      Steel Dynamics, Inc.                 246,790    5,461,463       0.2%
      Stepan Co.                            14,000      713,020       0.0%
#*    Stillwater Mining Co.                141,649    1,902,346       0.1%
      SunCoke Energy, Inc.                  94,807    1,661,967       0.1%
      Synalloy Corp.                         8,022      118,485       0.0%
#     TimkenSteel Corp.                     11,569      337,699       0.0%
*     Trecora Resources                     18,708      224,496       0.0%
      Tredegar Corp.                        24,509      501,699       0.0%
#     Tronox, Ltd. Class A                  42,523      890,857       0.0%
*     UFP Technologies, Inc.                 1,207       24,490       0.0%
      United States Lime & Minerals, Inc.    5,495      362,670       0.0%
#     United States Steel Corp.            141,607    3,401,400       0.1%
#*    Universal Stainless & Alloy
        Products, Inc.                       8,514      178,794       0.0%
*     US Concrete, Inc.                      5,191      188,433       0.0%
#     Valhi, Inc.                           15,640      102,129       0.0%
      Valspar Corp. (The)                   15,594    1,264,673       0.0%
      Vulcan Materials Co.                  28,864    2,468,449       0.1%
#     Wausau Paper Corp.                    62,627      583,684       0.0%
      Westlake Chemical Corp.               28,492    2,221,806       0.1%
#     Worthington Industries, Inc.          59,393    1,605,393       0.1%
*     WR Grace & Co.                         7,182      694,643       0.0%
      Zep, Inc.                             24,727      491,573       0.0%
                                                   ------------       ---
Total Materials                                     217,662,759       5.8%
                                                   ------------       ---
Other -- (0.0%)
(o)*  Capital Properties, Inc., 5.000%         277          259       0.0%
(o)*  FRD Acquisition Co. Escrow Shares     14,091           --       0.0%
(o)*  Gerber Scientific, Inc. Escrow
        Shares                              24,204           --       0.0%
(o)*  Softbrands, Inc. Escrow Shares         5,800           --       0.0%
                                                   ------------       ---
Total Other                                                 259       0.0%
                                                   ------------       ---
Real Estate Investment Trusts -- (0.1%)
      CareTrust REIT, Inc.                  28,702      358,488       0.0%
*     Communications Sales & Leasing, Inc.  67,935    2,043,491       0.1%
      Iron Mountain, Inc.                   23,604      814,102       0.0%
                                                   ------------       ---
Total Real Estate Investment Trusts                   3,216,081       0.1%
                                                   ------------       ---

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Telecommunication Services -- (2.3%)
#*  Alaska Communications Systems Group,
      Inc.                                   12,497 $    28,493       0.0%
*   Alteva                                    5,727      40,490       0.0%
#   AT&T, Inc.                            1,415,503  49,033,024       1.3%
    Atlantic Tele-Network, Inc.              17,233   1,137,723       0.1%
#*  Boingo Wireless, Inc.                    14,968     123,636       0.0%
    CenturyLink, Inc.                       124,056   4,461,054       0.1%
*   Cincinnati Bell, Inc.                   127,856     438,546       0.0%
    Cogent Communications Holdings, Inc.     18,481     646,650       0.0%
#   Consolidated Communications
      Holdings, Inc.                         52,561   1,107,460       0.0%
*   FairPoint Communications, Inc.            3,525      69,513       0.0%
#   Frontier Communications Corp.         1,416,600   9,717,876       0.3%
*   General Communication, Inc. Class A      65,543   1,039,512       0.0%
#*  Globalstar, Inc.                          3,541       9,171       0.0%
#*  Hawaiian Telcom Holdco, Inc.              2,120      55,841       0.0%
    IDT Corp. Class B                        31,138     530,280       0.0%
    Inteliquent, Inc.                        66,723   1,268,404       0.1%
#*  Intelsat SA                               7,497      94,387       0.0%
#*  Iridium Communications, Inc.             78,908     802,494       0.0%
*   Level 3 Communications, Inc.             15,731     879,992       0.0%
#   Lumos Networks Corp.                     22,323     315,647       0.0%
#   NTELOS Holdings Corp.                    10,981      63,800       0.0%
*   ORBCOMM, Inc.                            63,794     384,040       0.0%
*   Premiere Global Services, Inc.           68,015     694,433       0.0%
*   SBA Communications Corp. Class A          3,000     347,460       0.0%
    Shenandoah Telecommunications Co.        60,766   2,093,996       0.1%
    Spok Holdings, Inc.                      28,622     538,809       0.0%
#*  Sprint Corp.                            101,857     522,527       0.0%
#*  Straight Path Communications, Inc.
      Class B                                 9,503     198,613       0.0%
*   T-Mobile US, Inc.                        31,130   1,059,665       0.0%
    Telephone & Data Systems, Inc.          132,389   3,536,110       0.1%
#*  United States Cellular Corp.             27,886   1,029,830       0.0%
    Verizon Communications, Inc.            259,639  13,096,191       0.4%
*   Vonage Holdings Corp.                   263,850   1,221,626       0.1%
*   Windstream Holdings, Inc.                56,613     661,237       0.0%
                                                    -----------       ---
Total Telecommunication Services                     97,248,530       2.6%
                                                    -----------       ---
Utilities -- (1.1%)
    AES Corp.                               105,777   1,401,545       0.1%
    AGL Resources, Inc.                      14,656     736,757       0.0%
#   ALLETE, Inc.                             16,856     847,857       0.0%
    Alliant Energy Corp.                         53       3,205       0.0%
    American States Water Co.                13,253     508,783       0.0%
    Aqua America, Inc.                       21,570     578,507       0.0%
#   Artesian Resources Corp. Class A          2,239      48,228       0.0%
    Atmos Energy Corp.                       12,334     666,036       0.0%
#   Avista Corp.                             22,079     720,217       0.0%
    Black Hills Corp.                        16,964     836,156       0.0%
    California Water Service Group           16,650     397,436       0.0%
*   Calpine Corp.                            71,479   1,558,957       0.1%
#   Chesapeake Utilities Corp.                8,518     406,990       0.0%
    Cleco Corp.                               7,349     399,418       0.0%
    CMS Energy Corp.                         17,300     586,989       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Utilities -- (Continued)
    Connecticut Water Service, Inc.            5,816 $  209,376       0.0%
    Consolidated Water Co., Ltd.              17,333    208,169       0.0%
    Delta Natural Gas Co., Inc.                1,858     36,603       0.0%
*   Dynegy, Inc.                             117,646  3,914,082       0.1%
    El Paso Electric Co.                      14,715    547,545       0.0%
    Empire District Electric Co. (The)        14,690    346,243       0.0%
    Eversource Energy                         15,733    767,141       0.0%
    Gas Natural, Inc.                          3,260     32,600       0.0%
    Genie Energy, Ltd. Class B                22,104    314,761       0.0%
    Great Plains Energy, Inc.                 24,561    643,007       0.0%
    Hawaiian Electric Industries, Inc.        23,207    726,379       0.0%
#   IDACORP, Inc.                             19,560  1,180,055       0.1%
    Integrys Energy Group, Inc.                7,049    515,282       0.0%
    ITC Holdings Corp.                        18,979    683,244       0.0%
#   Laclede Group, Inc. (The)                 14,428    749,246       0.0%
    MDU Resources Group, Inc.                  6,672    148,719       0.0%
    MGE Energy, Inc.                          10,616    440,352       0.0%
#   Middlesex Water Co.                        9,385    213,696       0.0%
#   National Fuel Gas Co.                      7,373    475,190       0.0%
    New Jersey Resources Corp.                29,906    912,432       0.1%
#   Northwest Natural Gas Co.                  7,308    341,284       0.0%
    NorthWestern Corp.                        15,995    833,180       0.0%
    NRG Energy, Inc.                         150,120  3,789,029       0.1%
#   NRG Yield, Inc. Class A                    4,276    210,379       0.0%
    OGE Energy Corp.                          10,600    346,408       0.0%
#   ONE Gas, Inc.                             17,773    745,933       0.0%
#   Ormat Technologies, Inc.                  39,085  1,430,120       0.1%
#   Otter Tail Corp.                          10,930    326,916       0.0%
    Pattern Energy Group, Inc.                 2,440     70,711       0.0%
    Pepco Holdings, Inc.                       1,371     35,619       0.0%
    Piedmont Natural Gas Co., Inc.            23,223    869,469       0.0%
    Pinnacle West Capital Corp.                7,400    452,880       0.0%
    PNM Resources, Inc.                       29,970    832,567       0.0%
#   Portland General Electric Co.             27,198    956,282       0.1%
    Questar Corp.                             32,130    753,127       0.0%
    RGC Resources, Inc.                          400      8,360       0.0%
    SJW Corp.                                 18,956    554,463       0.0%
    South Jersey Industries, Inc.             11,958    630,784       0.0%
    Southwest Gas Corp.                       17,466    960,630       0.1%
    TECO Energy, Inc.                         28,777    545,324       0.0%
    UGI Corp.                                203,452  7,082,164       0.2%
    UIL Holdings Corp.                        18,845    939,989       0.1%
    Unitil Corp.                               8,168    279,346       0.0%
#   Vectren Corp.                             12,520    540,488       0.0%
#   Westar Energy, Inc.                       16,202    610,005       0.0%
#   WGL Holdings, Inc.                        17,896    984,459       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
Utilities -- (Continued)
#      York Water Co. (The)                5,038 $      126,756        0.0%
                                                 --------------      -----
Total Utilities                                      48,017,875        1.3%
                                                 --------------      -----
TOTAL COMMON STOCKS                               3,744,903,186       99.8%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Capital Bank Corp. Contingent
         Value Rights                      2,758             --        0.0%
(o)*   Community Health Systems,
         Inc. Rights 01/04/16             21,176            341        0.0%
(o)*   Furiex Pharmaceuticals
         Contingent Value Rights           8,317         81,257        0.0%
(o)*   Leap Wireless International,
         Inc. Contingent Value Rights     39,583         99,749        0.0%
(o)#*  Magnum Hunter Resources Corp.
         Warrants 04/15/16                15,504             --        0.0%
(o)#*  Safeway Casa Ley Contingent
         Value Rights                     51,128         51,890        0.0%
(o)#*  Safeway PDC, LLC Contingent
         Value Rights                     51,128          2,495        0.0%
(o)*   Summit Financial Group, Inc.
         Rights 05/29/15                     880            198        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                   235,930        0.0%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
       State Street Institutional
         Liquid Reserves, 0.098%      11,682,509     11,682,509        0.3%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@ DFA Short Term Investment Fund   44,758,285    517,853,355       13.8%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,099,834,415)                          $4,274,674,980      113.9%
                                                 ==============      =====

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $  553,192,961           --   --    $  553,192,961
   Consumer Staples             161,805,134           --   --       161,805,134
   Energy                       371,713,399           --   --       371,713,399
   Financials                   878,145,781 $          1   --       878,145,782
   Health Care                  320,576,820           --   --       320,576,820
   Industrials                  561,093,427           --   --       561,093,427
   Information Technology       532,230,159           --   --       532,230,159
   Materials                    217,662,759           --   --       217,662,759
   Other                                 --          259   --               259
   Real Estate Investment
     Trusts                       3,216,081           --   --         3,216,081
   Telecommunication
     Services                    97,248,530           --   --        97,248,530
   Utilities                     48,017,875           --   --        48,017,875
Rights/Warrants                          --      235,930   --           235,930
Temporary Cash Investments       11,682,509           --   --        11,682,509
Securities Lending
  Collateral                             --  517,853,355   --       517,853,355
                             -------------- ------------   --    --------------
TOTAL                        $3,756,585,435 $518,089,545   --    $4,274,674,980
                             ============== ============   ==    ==============

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
COMMON STOCKS -- (81.2%)

Consumer Discretionary -- (14.8%)
#*    1-800-Flowers.com, Inc. Class A       226,648 $ 2,395,669       0.0%
      A. H. Belo Corp. Class A              112,040     749,548       0.0%
      Aaron's, Inc.                         494,583  16,815,822       0.2%
#     Abercrombie & Fitch Co. Class A       378,653   8,512,119       0.1%
#*    Aeropostale, Inc.                     446,342   1,379,197       0.0%
*     AG&E Holdings, Inc.                    16,306      12,556       0.0%
*     Ambassadors Group, Inc.                59,882     171,861       0.0%
      AMC Entertainment Holdings, Inc.
        Class A                               2,507      75,360       0.0%
      AMCON Distributing Co.                  2,169     171,676       0.0%
*     America's Car-Mart, Inc.               67,084   3,444,093       0.0%
*     American Axle & Manufacturing
        Holdings, Inc.                      619,832  15,452,412       0.2%
#     American Eagle Outfitters, Inc.     1,460,355  23,234,248       0.2%
*     American Public Education, Inc.       125,181   3,491,298       0.0%
*     ANN, Inc.                             362,703  13,731,936       0.1%
*     Apollo Education Group, Inc.
        Class A                             730,204  12,256,474       0.1%
#     Arctic Cat, Inc.                      102,378   3,633,395       0.0%
      Ark Restaurants Corp.                  17,030     417,065       0.0%
*     Asbury Automotive Group, Inc.         232,435  19,531,513       0.2%
*     Ascena Retail Group, Inc.              83,181   1,246,883       0.0%
#*    Ascent Capital Group, Inc. Class A     71,391   2,858,496       0.0%
*     Ballantyne Strong, Inc.                87,244     408,302       0.0%
#*    Barnes & Noble, Inc.                  494,878  10,837,828       0.1%
      Bassett Furniture Industries, Inc.    149,390   4,215,786       0.1%
      Beasley Broadcast Group, Inc.
        Class A                              68,353     331,512       0.0%
#*    Beazer Homes USA, Inc.                 58,798   1,029,553       0.0%
#     bebe stores, Inc.                     609,868   2,018,663       0.0%
*     Belmond, Ltd. Class A                 651,568   8,027,318       0.1%
#*    BFC Financial Corp. Class A            44,751     152,153       0.0%
(o)*  Big 4 Ranch, Inc.                       3,200          --       0.0%
#     Big 5 Sporting Goods Corp.            159,388   2,174,052       0.0%
#     Big Lots, Inc.                        415,854  18,950,467       0.2%
*     Biglari Holdings, Inc.                 10,414   3,806,421       0.0%
#*    BJ's Restaurants, Inc.                213,999  10,015,153       0.1%
#*    Black Diamond, Inc.                    30,200     272,102       0.0%
      Bloomin' Brands, Inc.                 681,089  15,433,477       0.2%
#*    Blue Nile, Inc.                        93,451   2,542,802       0.0%
*     Blyth, Inc.                            85,146     653,921       0.0%
#     Bob Evans Farms, Inc.                 176,201   7,580,167       0.1%
#     Bon-Ton Stores, Inc. (The)            121,759     873,012       0.0%
*     Books-A-Million, Inc.                  45,236     129,827       0.0%
      Bowl America, Inc. Class A             10,705     155,865       0.0%
#*    Boyd Gaming Corp.                     139,378   1,839,790       0.0%
*     Bravo Brio Restaurant Group, Inc.     122,748   1,808,078       0.0%
#*    Bridgepoint Education, Inc.           255,484   2,240,595       0.0%
*     Bright Horizons Family Solutions,
        Inc.                                102,012   5,129,163       0.1%
#     Brinker International, Inc.           332,483  18,409,584       0.2%
      Brown Shoe Co., Inc.                  339,845  10,093,396       0.1%
#     Buckle, Inc. (The)                    256,014  11,469,427       0.1%
#*    Buffalo Wild Wings, Inc.              162,131  25,827,468       0.3%
*     Build-A-Bear Workshop, Inc.           122,526   2,258,154       0.0%
#     Callaway Golf Co.                     578,788   5,602,668       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Cambium Learning Group, Inc.          118,479 $   350,698       0.0%
*   Canterbury Park Holding Corp.          12,913     133,650       0.0%
    Capella Education Co.                  99,146   5,356,858       0.1%
*   Career Education Corp.                521,543   2,190,481       0.0%
*   Carmike Cinemas, Inc.                 171,832   5,185,890       0.1%
#   Carriage Services, Inc.               158,030   3,735,829       0.0%
*   Carrols Restaurant Group, Inc.        251,220   2,271,029       0.0%
    Cato Corp. (The) Class A              207,406   8,159,352       0.1%
*   Cavco Industries, Inc.                 55,940   3,667,986       0.0%
#*  Central European Media
      Enterprises, Ltd. Class A            66,131     181,860       0.0%
*   Century Casinos, Inc.                   2,000      11,000       0.0%
#*  Charles & Colvard, Ltd.                89,032     113,961       0.0%
#   Cheesecake Factory, Inc. (The)        382,884  19,193,975       0.2%
    Cherokee, Inc.                         52,681   1,143,178       0.0%
#   Chico's FAS, Inc.                   1,232,657  20,782,597       0.2%
#   Children's Place, Inc. (The)          174,749  10,600,274       0.1%
    Choice Hotels International, Inc.     132,156   7,912,180       0.1%
#*  Christopher & Banks Corp.             228,330   1,356,280       0.0%
    Churchill Downs, Inc.                 111,116  13,241,694       0.1%
#*  Chuy's Holdings, Inc.                  69,436   1,570,642       0.0%
#*  Cinedigm Corp.                        534,500     443,635       0.0%
*   Citi Trends, Inc.                     119,952   2,732,507       0.0%
    Clear Channel Outdoor Holdings,
      Inc. Class A                         27,610     314,202       0.0%
    ClubCorp Holdings, Inc.               113,369   2,481,647       0.0%
*   Coast Distribution System, Inc.
      (The)                                43,930     160,345       0.0%
#   Collectors Universe, Inc.              63,178   1,454,989       0.0%
    Columbia Sportswear Co.               372,692  23,367,788       0.2%
#*  Conn's, Inc.                          244,145   6,828,736       0.1%
    Cooper Tire & Rubber Co.              473,779  20,130,870       0.2%
#*  Cooper-Standard Holding, Inc.           2,759     168,354       0.0%
    Core-Mark Holding Co., Inc.           184,328   9,715,929       0.1%
#   Cracker Barrel Old Country Store,
      Inc.                                171,159  22,675,144       0.2%
#*  Crocs, Inc.                           592,412   7,819,838       0.1%
#*  Crown Media Holdings, Inc. Class A     97,562     365,858       0.0%
    CSS Industries, Inc.                   27,255     772,407       0.0%
    CST Brands, Inc.                      535,346  22,329,282       0.2%
    Culp, Inc.                             71,084   1,837,521       0.0%
#*  Cumulus Media, Inc. Class A           998,833   2,277,339       0.0%
#*  Daily Journal Corp.                       200      40,202       0.0%
#*  Deckers Outdoor Corp.                 246,078  18,209,772       0.2%
*   Del Frisco's Restaurant Group, Inc.   183,064   3,692,401       0.0%
#*  Delta Apparel, Inc.                    15,317     187,940       0.0%
*   Denny's Corp.                         649,640   6,762,752       0.1%
    Destination Maternity Corp.            55,093     649,546       0.0%
#*  Destination XL Group, Inc.            283,823   1,382,218       0.0%
    DeVry Education Group, Inc.           451,440  13,651,546       0.1%
#*  Dex Media, Inc.                           800       2,104       0.0%
*   DGSE Cos., Inc.                         5,479       7,123       0.0%
#*  Diamond Resorts International, Inc.   266,243   8,522,438       0.1%
    DineEquity, Inc.                      155,132  14,959,379       0.2%
#*  Dixie Group, Inc. (The)               108,909   1,070,575       0.0%
#*  Dorman Products, Inc.                 219,441  10,276,422       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
Consumer Discretionary -- (Continued)
      Dover Motorsports, Inc.              56,312 $   137,401       0.0%
#*    DreamWorks Animation SKG, Inc.
        Class A                           159,227   4,149,456       0.1%
      Drew Industries, Inc.               186,504  10,569,182       0.1%
      DSW, Inc. Class A                    99,169   3,596,860       0.0%
      Educational Development Corp.        15,090      63,831       0.0%
*     Eldorado Resorts, Inc.               44,611     314,508       0.0%
*     ELXSI Corp.                           1,800      27,000       0.0%
      Emerson Radio Corp.                 197,300     274,247       0.0%
*     Emmis Communications Corp. Class A  124,034     167,446       0.0%
*     Entercom Communications Corp.
        Class A                           126,151   1,498,674       0.0%
#     Entravision Communications Corp.
        Class A                           479,139   3,133,569       0.0%
#     Escalade, Inc.                       41,614     748,636       0.0%
#     Ethan Allen Interiors, Inc.         231,115   5,597,605       0.1%
*     EVINE Live, Inc.                    301,375   1,796,195       0.0%
#     EW Scripps Co. (The) Class A        519,592  12,101,298       0.1%
*     Express, Inc.                       562,945   9,176,003       0.1%
#*    Famous Dave's Of America, Inc.       40,546   1,143,397       0.0%
#*    Federal-Mogul Holdings Corp.        264,230   3,408,567       0.0%
#*    Fiesta Restaurant Group, Inc.       218,300  11,035,065       0.1%
      Finish Line, Inc. (The) Class A     378,789   9,291,694       0.1%
#*    Five Below, Inc.                    385,324  12,993,125       0.1%
      Flanigan's Enterprises, Inc.          5,380     156,450       0.0%
      Flexsteel Industries, Inc.           35,667   1,284,369       0.0%
*     Fox Factory Holding Corp.            27,378     416,693       0.0%
#*    Francesca's Holdings Corp.          268,731   4,549,616       0.1%
      Fred's, Inc. Class A                232,051   3,914,700       0.0%
      Frisch's Restaurants, Inc.           20,810     594,438       0.0%
#*    FTD Cos., Inc.                      188,519   5,380,332       0.1%
#*    Fuel Systems Solutions, Inc.        156,251   1,734,386       0.0%
*     Full House Resorts, Inc.              1,112       1,668       0.0%
#*    G-III Apparel Group, Ltd.           183,849  20,440,332       0.2%
#*    Gaiam, Inc. Class A                  60,270     395,371       0.0%
*     Gaming Partners International Corp.   8,434      93,449       0.0%
#*    Geeknet, Inc.                        12,204     109,836       0.0%
*     Genesco, Inc.                       177,932  12,026,424       0.1%
#*    Gentherm, Inc.                      281,184  14,826,832       0.2%
#*    Global Eagle Entertainment, Inc.      4,002      51,106       0.0%
*     Gordmans Stores, Inc.                50,783     369,700       0.0%
*     Grand Canyon Education, Inc.        372,437  16,863,947       0.2%
*     Gray Television, Inc.               425,167   5,637,714       0.1%
*     Gray Television, Inc. Class A        25,939     298,299       0.0%
#     Group 1 Automotive, Inc.            192,581  15,210,047       0.2%
#     Guess?, Inc.                        497,681   9,112,539       0.1%
      Harte-Hanks, Inc.                   335,611   2,278,799       0.0%
      Haverty Furniture Cos., Inc.        157,091   3,371,173       0.0%
      Haverty Furniture Cos., Inc.
        Class A                             3,785      81,378       0.0%
*     Helen of Troy, Ltd.                 226,584  19,851,024       0.2%
*     Here Media, Inc.                     22,918          --       0.0%
(o)*  Here Media, Inc. Special Shares      22,918           2       0.0%
#*    hhgregg, Inc.                       155,532     889,643       0.0%
#*    Hibbett Sports, Inc.                194,951   9,123,707       0.1%
      Hooker Furniture Corp.               78,446   1,996,451       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Houghton Mifflin Harcourt Co.        27,608 $   631,119       0.0%
#*  Hovnanian Enterprises, Inc. Class A  98,754     308,112       0.0%
#   HSN, Inc.                           186,219  11,623,790       0.1%
#*  Iconix Brand Group, Inc.            338,714   8,911,565       0.1%
#*  Ignite Restaurant Group, Inc.        12,233      43,060       0.0%
*   Insignia Systems, Inc.               15,351      45,899       0.0%
    International Speedway Corp.
      Class A                           127,319   4,629,319       0.1%
#   Interval Leisure Group, Inc.        435,465  10,795,177       0.1%
#*  iRobot Corp.                        172,880   5,604,770       0.1%
*   Isle of Capri Casinos, Inc.         121,810   1,732,138       0.0%
#*  ITT Educational Services, Inc.      105,162     555,255       0.0%
    Jack in the Box, Inc.               308,443  26,763,599       0.3%
*   Jaclyn, Inc.                          2,235      10,840       0.0%
#*  JAKKS Pacific, Inc.                  62,792     418,823       0.0%
#*  Jamba, Inc.                         142,390   2,244,066       0.0%
#*  JC Penney Co., Inc.                 244,117   2,026,171       0.0%
    John Wiley & Sons, Inc. Class A      13,586     772,772       0.0%
    Johnson Outdoors, Inc. Class A       27,333     860,990       0.0%
*   Journal Media Group, Inc.           140,909   1,309,045       0.0%
*   K12, Inc.                           168,354   2,722,284       0.0%
#   KB Home                             693,994  10,055,973       0.1%
#*  Kirkland's, Inc.                    137,959   3,275,147       0.0%
*   Kona Grill, Inc.                     67,602   1,640,025       0.0%
    Koss Corp.                           25,262      57,345       0.0%
#*  Krispy Kreme Doughnuts, Inc.        525,622   9,356,072       0.1%
    La-Z-Boy, Inc.                      402,589  10,551,858       0.1%
#*  Lakeland Industries, Inc.            25,969     239,434       0.0%
*   Lazare Kaplan International, Inc.     9,600      15,120       0.0%
*   LeapFrog Enterprises, Inc.          336,668     760,870       0.0%
*   Learning Tree International, Inc.    40,081      47,296       0.0%
    Libbey, Inc.                        208,922   8,221,081       0.1%
*   Liberty Media Corp. Class B             522      20,363       0.0%
    Liberty Tax, Inc.                    19,544     541,369       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                            11,233     333,732       0.0%
*   Liberty Ventures Series A            22,839     951,930       0.0%
*   Life Time Fitness, Inc.             301,023  21,523,144       0.2%
#   Lifetime Brands, Inc.                82,877   1,205,860       0.0%
#   Lincoln Educational Services Corp.   75,737     166,621       0.0%
#   Lithia Motors, Inc. Class A         192,252  19,173,292       0.2%
*   Live Nation Entertainment, Inc.     562,708  14,101,462       0.1%
#*  Loral Space & Communications, Inc.   73,716   5,086,404       0.1%
*   Luby's, Inc.                        245,262   1,299,889       0.0%
*   M/I Homes, Inc.                     174,539   3,937,600       0.0%
    Marcus Corp. (The)                   86,567   1,676,803       0.0%
#   Marine Products Corp.               125,265     889,381       0.0%
*   MarineMax, Inc.                     202,031   4,460,844       0.1%
    Marriott Vacations Worldwide Corp.  250,469  20,591,056       0.2%
#*  Martha Stewart Living Omnimedia,
      Inc. Class A                      169,810     933,955       0.0%
#*  Mattress Firm Holding Corp.           2,624     155,026       0.0%
*   McClatchy Co. (The) Class A         246,712     342,930       0.0%
    McRae Industries, Inc. Class A        2,500      75,750       0.0%
#   MDC Holdings, Inc.                  380,209  10,204,810       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Media General, Inc.                   281,274 $ 4,750,718       0.1%
    Men's Wearhouse, Inc. (The)           390,593  22,103,658       0.2%
#   Meredith Corp.                        296,853  15,448,230       0.2%
#*  Meritage Homes Corp.                  246,090  10,525,269       0.1%
*   Modine Manufacturing Co.              318,042   3,908,736       0.0%
*   Monarch Casino & Resort, Inc.          78,128   1,429,742       0.0%
#   Monro Muffler Brake, Inc.             258,224  15,465,035       0.2%
    Morningstar, Inc.                      25,442   1,930,793       0.0%
#*  Motorcar Parts of America, Inc.       131,619   3,847,223       0.0%
    Movado Group, Inc.                    120,549   3,529,675       0.0%
*   Murphy USA, Inc.                      295,636  19,313,900       0.2%
    NACCO Industries, Inc. Class A         34,878   1,708,324       0.0%
    Nathan's Famous, Inc.                  25,436   1,046,437       0.0%
    National CineMedia, Inc.              477,158   7,271,888       0.1%
*   Nautilus, Inc.                        250,656   4,213,527       0.1%
*   New York & Co., Inc.                  380,682     963,125       0.0%
#   New York Times Co. (The) Class A    1,087,849  14,566,298       0.2%
    Nexstar Broadcasting Group, Inc.
      Class A                             245,521  14,353,158       0.1%
*   Nobility Homes, Inc.                   13,083     148,819       0.0%
    Nutrisystem, Inc.                     235,055   4,477,798       0.1%
#*  Office Depot, Inc.                  3,809,109  35,119,985       0.3%
*   Orbitz Worldwide, Inc.                835,255   9,789,189       0.1%
#   Outerwall, Inc.                       147,833   9,820,546       0.1%
#*  Overstock.com, Inc.                   103,482   2,221,759       0.0%
    Oxford Industries, Inc.               125,864   9,999,895       0.1%
*   P&F Industries, Inc. Class A           10,000      65,000       0.0%
#*  Pacific Sunwear of California, Inc.   238,716     501,304       0.0%
#   Papa John's International, Inc.       323,656  19,862,769       0.2%
#*  Penn National Gaming, Inc.            185,429   2,981,698       0.0%
    Penske Automotive Group, Inc.         333,641  16,285,017       0.2%
#*  Pep Boys-Manny, Moe & Jack (The)      342,968   3,141,587       0.0%
*   Perfumania Holdings, Inc.              15,984      87,273       0.0%
*   Perry Ellis International, Inc.        77,609   1,856,407       0.0%
#   PetMed Express, Inc.                   98,009   1,551,482       0.0%
#   Pier 1 Imports, Inc.                  668,419   8,455,500       0.1%
*   Pinnacle Entertainment, Inc.           90,624   3,331,338       0.0%
    Pool Corp.                            350,107  22,718,443       0.2%
#*  Popeyes Louisiana Kitchen, Inc.       187,589  10,444,956       0.1%
*   QEP Co., Inc.                           9,614     157,718       0.0%
#*  Quantum Fuel Systems Technologies
      Worldwide, Inc.                       1,524       4,694       0.0%
#*  Quiksilver, Inc.                      582,084     966,259       0.0%
#*  Radio One, Inc. Class D               932,814   3,330,146       0.0%
#*  Rave Restaurant Group, Inc.             8,932     124,869       0.0%
*   RCI Hospitality Holdings, Inc.         73,484     836,983       0.0%
#*  ReachLocal, Inc.                        6,488      18,166       0.0%
*   Reading International, Inc. Class A    29,172     388,571       0.0%
*   Reading International, Inc. Class B     2,710      39,634       0.0%
*   Red Lion Hotels Corp.                 103,837     726,859       0.0%
#*  Red Robin Gourmet Burgers, Inc.       114,503   8,598,030       0.1%
#   Regal Entertainment Group Class A     632,580  13,916,760       0.1%
*   Regis Corp.                           341,055   5,634,229       0.1%
    Remy International, Inc.                7,055     156,974       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Rent-A-Center, Inc.                   375,245 $11,107,252       0.1%
#*  Rentrak Corp.                          27,336   1,295,726       0.0%
#*  Restoration Hardware Holdings, Inc.    12,130   1,045,242       0.0%
    Rocky Brands, Inc.                     94,670   2,124,395       0.0%
#*  Ruby Tuesday, Inc.                    400,340   2,914,475       0.0%
    Ruth's Hospitality Group, Inc.        274,543   3,994,601       0.0%
#   Ryland Group, Inc. (The)              271,852  11,205,739       0.1%
#   Saga Communications, Inc. Class A      18,609     744,174       0.0%
#   Salem Media Group, Inc. Class A       132,841     648,264       0.0%
#   Scholastic Corp.                      109,412   4,446,504       0.1%
#*  Scientific Games Corp. Class A        403,115   5,107,467       0.1%
#   SeaWorld Entertainment, Inc.          349,485   7,409,082       0.1%
*   Select Comfort Corp.                  433,246  13,352,642       0.1%
*   Shiloh Industries, Inc.               208,939   2,429,961       0.0%
    Shoe Carnival, Inc.                   141,971   3,706,863       0.0%
#*  Shutterfly, Inc.                      303,576  13,588,062       0.1%
#   Sinclair Broadcast Group, Inc.
      Class A                             484,529  14,845,969       0.2%
#*  Sizmek, Inc.                          177,515   1,235,504       0.0%
#*  Skechers U.S.A., Inc. Class A         320,320  28,803,174       0.3%
*   Skullcandy, Inc.                      218,724   2,364,406       0.0%
#*  Skyline Corp.                          45,820     164,036       0.0%
#*  Smith & Wesson Holding Corp.           12,406     184,415       0.0%
#   Sonic Automotive, Inc. Class A        298,301   6,965,328       0.1%
#   Sonic Corp.                           440,424  12,618,148       0.1%
#   Sotheby's                             508,213  21,705,777       0.2%
*   Spanish Broadcasting System, Inc.
      Class A                              43,707     270,983       0.0%
    Spartan Motors, Inc.                  156,545     737,327       0.0%
#*  Spectrum Group International, Inc.         85      48,110       0.0%
#   Speedway Motorsports, Inc.            164,637   3,770,187       0.0%
    Stage Stores, Inc.                    207,143   3,999,931       0.0%
#   Standard Motor Products, Inc.         167,087   6,315,889       0.1%
#*  Standard Pacific Corp.              1,189,730   9,636,813       0.1%
*   Stanley Furniture Co., Inc.            35,155      94,567       0.0%
#*  Starz                                 246,562   9,697,283       0.1%
*   Starz Class B                           1,444      56,085       0.0%
    Stein Mart, Inc.                      301,333   3,564,769       0.0%
*   Steiner Leisure, Ltd.                  82,459   3,977,822       0.0%
*   Steven Madden, Ltd.                   516,741  20,163,234       0.2%
*   Stoneridge, Inc.                      184,820   2,225,233       0.0%
#   Strattec Security Corp.                24,093   1,808,662       0.0%
#*  Strayer Education, Inc.                82,840   4,201,645       0.1%
#   Sturm Ruger & Co., Inc.                96,306   5,278,532       0.1%
#   Superior Industries International,
      Inc.                                156,883   2,918,024       0.0%
    Superior Uniform Group, Inc.           41,712     709,104       0.0%
    Sypris Solutions, Inc.                285,243     436,422       0.0%
#*  Systemax, Inc.                        126,922   1,326,335       0.0%
    Tandy Leather Factory, Inc.            82,829     701,562       0.0%
*   Taylor Morrison Home Corp. Class A    260,023   4,815,626       0.1%
*   Tempur Sealy International, Inc.      255,107  15,538,567       0.2%
*   Tenneco, Inc.                          96,262   5,626,514       0.1%
#   Texas Roadhouse, Inc.                 566,761  19,043,170       0.2%
#   Thor Industries, Inc.                 373,197  22,455,263       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                        SHARES      VALUE+     OF NET ASSETS**
                                        ------- -------------- ---------------
Consumer Discretionary -- (Continued)
#*  Tile Shop Holdings, Inc.             23,410 $      303,628       0.0%
*   Tilly's, Inc. Class A                67,279        897,502       0.0%
    Time, Inc.                          188,737      4,308,866       0.1%
*   Tower International, Inc.           139,325      3,602,944       0.0%
#   Town Sports International
      Holdings, Inc.                    180,982      1,109,420       0.0%
*   Trans World Entertainment Corp.     452,232      1,700,392       0.0%
#*  TRI Pointe Homes, Inc.              455,900      6,510,252       0.1%
#*  Tuesday Morning Corp.               159,005      2,515,459       0.0%
#*  Tumi Holdings, Inc.                 536,758     12,554,770       0.1%
#*  UCP, Inc. Class A                     1,100          9,526       0.0%
*   Unifi, Inc.                         122,873      4,336,188       0.1%
*   Universal Electronics, Inc.         128,941      6,955,078       0.1%
    Universal Technical Institute, Inc. 113,581        959,759       0.0%
*   US Auto Parts Network, Inc.         100,864        161,382       0.0%
    Vail Resorts, Inc.                  255,014     25,299,939       0.3%
    Value Line, Inc.                     26,515        383,142       0.0%
#*  Vera Bradley, Inc.                   68,169        970,727       0.0%
#*  Vince Holding Corp.                   3,722         68,596       0.0%
*   Vista Outdoor, Inc.                  25,071      1,097,107       0.0%
#*  Vitamin Shoppe, Inc.                235,109      9,846,365       0.1%
#*  VOXX International Corp.            167,168      1,593,111       0.0%
*   Walking Co. Holdings, Inc. (The)        214          1,257       0.0%
#   Wendy's Co. (The)                   900,777      9,115,863       0.1%
*   West Marine, Inc.                   159,192      1,599,880       0.0%
#   Weyco Group, Inc.                    50,631      1,442,983       0.0%
#*  William Lyon Homes Class A           63,557      1,376,009       0.0%
#   Winmark Corp.                        31,702      2,853,497       0.0%
#   Winnebago Industries, Inc.          218,508      4,525,301       0.1%
#   Wolverine World Wide, Inc.          785,872     24,149,847       0.2%
#*  Xanadoo Co. Class A                     170         58,650       0.0%
*   Zagg, Inc.                          229,315      1,910,194       0.0%
#*  Zumiez, Inc.                        234,838      7,446,713       0.1%
                                                --------------      ----
Total Consumer Discretionary                     1,899,729,573      18.2%
                                                --------------      ----
Consumer Staples -- (3.1%)
#   Alico, Inc.                          30,066      1,406,187       0.0%
*   Alliance One International, Inc.    373,762        493,366       0.0%
    Andersons, Inc. (The)               203,818      8,700,990       0.1%
#   B&G Foods, Inc.                     415,460     12,629,984       0.1%
#*  Boston Beer Co., Inc. (The) Class A   2,323        575,639       0.0%
#*  Boulder Brands, Inc.                400,532      3,821,075       0.0%
*   Bridgford Foods Corp.                17,169        136,064       0.0%
#   Cal-Maine Foods, Inc.               303,384     13,564,299       0.1%
#   Calavo Growers, Inc.                124,030      6,282,119       0.1%
    Casey's General Stores, Inc.        241,801     19,871,206       0.2%
*   CCA Industries, Inc.                 16,064         49,638       0.0%
*   Central Garden & Pet Co.             72,166        667,896       0.0%
*   Central Garden and Pet Co. Class A  280,500      2,748,900       0.0%
#*  Chefs' Warehouse, Inc. (The)        105,289      1,917,313       0.0%
#   Coca-Cola Bottling Co. Consolidated  38,154      4,311,402       0.0%
*   Coffee Holding Co., Inc.             11,600         56,608       0.0%
#*  Craft Brew Alliance, Inc.           116,237      1,528,517       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Consumer Staples -- (Continued)
*   Darling Ingredients, Inc.             871,669 $11,906,999       0.1%
#   Dean Foods Co.                        769,708  12,507,755       0.1%
#*  Diamond Foods, Inc.                   151,169   4,238,779       0.0%
#*  Fairway Group Holdings Corp.           19,896     105,648       0.0%
#*  Farmer Bros Co.                        92,302   2,301,089       0.0%
#   Female Health Co. (The)                10,100      29,492       0.0%
#   Fresh Del Monte Produce, Inc.         394,158  14,556,255       0.1%
#*  Fresh Market, Inc. (The)              286,627  10,072,073       0.1%
*   Glacier Water Services, Inc.            3,200      45,600       0.0%
    Golden Enterprises, Inc.               32,785     132,124       0.0%
*   HRG Group, Inc.                         9,901     124,060       0.0%
    Ingles Markets, Inc. Class A          107,749   4,510,373       0.1%
    Inter Parfums, Inc.                   206,643   6,236,486       0.1%
*   Inventure Foods, Inc.                  83,940     818,415       0.0%
    J&J Snack Foods Corp.                 147,280  15,365,722       0.2%
#   John B. Sanfilippo & Son, Inc.         65,851   3,424,910       0.0%
    Lancaster Colony Corp.                212,623  19,063,778       0.2%
*   Landec Corp.                          194,320   2,761,287       0.0%
#   Liberator Medical Holdings, Inc.       26,723      75,359       0.0%
#*  Lifeway Foods, Inc.                    50,414   1,018,867       0.0%
#   Limoneira Co.                          16,918     388,099       0.0%
*   Mannatech, Inc.                         6,854     132,351       0.0%
#*  Medifast, Inc.                         98,527   2,955,810       0.0%
#   MGP Ingredients, Inc.                 105,930   1,487,257       0.0%
*   National Beverage Corp.               240,390   5,372,716       0.1%
*   Natural Alternatives
      International, Inc.                  20,426     114,794       0.0%
#*  Natural Grocers by Vitamin
      Cottage, Inc.                        46,104   1,213,457       0.0%
#   Nature's Sunshine Products, Inc.       33,684     438,229       0.0%
#   Nu Skin Enterprises, Inc. Class A      25,357   1,433,938       0.0%
#*  Nutraceutical International Corp.      43,111     840,664       0.0%
    Oil-Dri Corp. of America               23,455     769,793       0.0%
*   Omega Protein Corp.                   143,520   1,834,186       0.0%
#   Orchids Paper Products Co.             50,732   1,090,231       0.0%
#   Pilgrim's Pride Corp.                 376,579   9,301,501       0.1%
#*  Post Holdings, Inc.                   387,021  18,166,766       0.2%
#   Pricesmart, Inc.                      220,604  17,749,798       0.2%
*   Primo Water Corp.                         309       1,604       0.0%
*   Reliv International, Inc.              28,122      31,497       0.0%
*   Revlon, Inc. Class A                  258,762  10,120,182       0.1%
    Rocky Mountain Chocolate Factory,
      Inc.                                 29,081     373,400       0.0%
#*  Roundy's, Inc.                          6,128      30,885       0.0%
#   Sanderson Farms, Inc.                 173,089  13,002,446       0.1%
*   Scheid Vineyards, Inc. Class A            440      13,640       0.0%
*   Seaboard Corp.                          1,738   6,256,800       0.1%
*   Seneca Foods Corp. Class A             34,940   1,006,971       0.0%
*   Seneca Foods Corp. Class B              2,794      92,076       0.0%
    Snyder's-Lance, Inc.                  379,233  11,198,750       0.1%
    SpartanNash Co.                       294,140   8,874,204       0.1%
#   Spectrum Brands Holdings, Inc.         33,583   3,070,494       0.0%
*   SUPERVALU, Inc.                     2,120,418  18,638,474       0.2%
#*  Tofutti Brands, Inc.                   19,440      82,134       0.0%
#   Tootsie Roll Industries, Inc.         150,424   4,660,135       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                        SHARES     VALUE+    OF NET ASSETS**
                                        ------- ------------ ---------------
Consumer Staples -- (Continued)
#*  TreeHouse Foods, Inc.               230,169 $ 18,703,533       0.2%
#*  United Natural Foods, Inc.          143,863    9,704,998       0.1%
#   United-Guardian, Inc.                19,179      357,688       0.0%
#   Universal Corp.                     158,509    7,454,678       0.1%
#*  USANA Health Sciences, Inc.          67,939    7,727,382       0.1%
#   Vector Group, Ltd.                  324,365    7,184,685       0.1%
#   Village Super Market, Inc. Class A   40,434    1,291,058       0.0%
    WD-40 Co.                           114,805    9,294,613       0.1%
#   Weis Markets, Inc.                  114,860    5,094,041       0.1%
                                                ------------       ---
Total Consumer Staples                           395,612,232       3.8%
                                                ------------       ---
Energy -- (3.1%)
*   Abraxas Petroleum Corp.             111,700      424,460       0.0%
    Adams Resources & Energy, Inc.       19,183      893,928       0.0%
#   Alon USA Energy, Inc.               491,223    7,903,778       0.1%
#*  Alpha Natural Resources, Inc.        34,300       27,783       0.0%
    AMEN Properties, Inc.                    19       11,552       0.0%
#*  Approach Resources, Inc.            138,132    1,211,418       0.0%
#   Atwood Oceanics, Inc.                79,868    2,665,994       0.0%
*   Barnwell Industries, Inc.            32,713      100,756       0.0%
#*  Basic Energy Services, Inc.         293,605    2,991,835       0.0%
#*  Bill Barrett Corp.                  281,458    3,264,913       0.0%
#*  Bonanza Creek Energy, Inc.          287,024    7,910,381       0.1%
#   Bristow Group, Inc.                 245,952   15,280,998       0.2%
#*  C&J Energy Services, Ltd.           354,474    6,185,571       0.1%
#*  Callon Petroleum Co.                367,048    3,281,409       0.0%
#   CARBO Ceramics, Inc.                116,026    5,131,830       0.1%
#*  Carrizo Oil & Gas, Inc.             363,235   20,243,087       0.2%
#*  Clayton Williams Energy, Inc.        74,456    4,144,965       0.1%
#*  Clean Energy Fuels Corp.            409,703    4,043,769       0.1%
#*  Cloud Peak Energy, Inc.             387,647    2,515,829       0.0%
#   Comstock Resources, Inc.            292,327    1,569,796       0.0%
#*  Contango Oil & Gas Co.               90,118    2,259,258       0.0%
#*  Dawson Geophysical Co.              103,933      591,379       0.0%
    Delek US Holdings, Inc.             466,852   17,236,176       0.2%
#   DHT Holdings, Inc.                  244,374    1,954,992       0.0%
#*  Dril-Quip, Inc.                       7,961      634,651       0.0%
#*  Emerald Oil, Inc.                   271,971      174,061       0.0%
#   Energy XXI, Ltd.                    400,033    1,748,144       0.0%
*   ENGlobal Corp.                       92,274      149,484       0.0%
#   EnLink Midstream LLC                252,564    8,877,625       0.1%
*   Era Group, Inc.                     107,648    2,387,633       0.0%
    Evolution Petroleum Corp.            35,648      245,258       0.0%
    Exterran Holdings, Inc.             484,153   17,947,552       0.2%
*   FieldPoint Petroleum Corp.           31,986       62,693       0.0%
*   Forum Energy Technologies, Inc.      68,012    1,581,959       0.0%
#   GasLog, Ltd.                        457,502   10,197,720       0.1%
#*  Gastar Exploration, Inc.            445,756    1,618,094       0.0%
#*  Geospace Technologies Corp.          78,516    1,695,946       0.0%
#*  Goodrich Petroleum Corp.            201,167      778,516       0.0%
#   Green Plains, Inc.                  256,462    7,986,227       0.1%
*   Gulf Coast Ultra Deep Royalty Trust  10,885        8,708       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Energy -- (Continued)
    Gulf Island Fabrication, Inc.          66,490 $   877,003       0.0%
#   Gulfmark Offshore, Inc. Class A       174,408   2,617,864       0.0%
#*  Halcon Resources Corp.                320,845     478,059       0.0%
#   Hallador Energy Co.                     2,600      29,874       0.0%
#*  Harvest Natural Resources, Inc.       134,049      85,818       0.0%
*   Helix Energy Solutions Group, Inc.    749,491  12,351,612       0.1%
#*  Hercules Offshore, Inc.               241,581     194,497       0.0%
#*  HKN, Inc.                               2,360     118,000       0.0%
#*  Hornbeck Offshore Services, Inc.      243,619   5,566,694       0.1%
#*  ION Geophysical Corp.               1,030,774   2,350,165       0.0%
*   Key Energy Services, Inc.             960,213   2,342,920       0.0%
#*  Matador Resources Co.                 543,745  15,072,611       0.2%
*   Matrix Service Co.                    183,049   4,021,586       0.1%
#*  McDermott International, Inc.         758,472   3,981,978       0.1%
*   Mexco Energy Corp.                      6,572      34,602       0.0%
#*  Midstates Petroleum Co., Inc.           5,693       6,547       0.0%
#*  Mitcham Industries, Inc.               57,704     282,750       0.0%
*   Natural Gas Services Group, Inc.       64,072   1,624,225       0.0%
#*  Newpark Resources, Inc.               589,647   6,049,778       0.1%
#*  Nordic American Offshore, Ltd.             27         255       0.0%
#   Nordic American Tankers, Ltd.           3,153      38,561       0.0%
#*  Northern Oil and Gas, Inc.            397,041   3,509,842       0.0%
#*  Nuverra Environmental Solutions,
      Inc.                                 99,029     402,058       0.0%
#*  Oil States International, Inc.         41,032   1,952,713       0.0%
#*  Overseas Shipholding Group, Inc.      100,481     340,631       0.0%
#*  Pacific Drilling SA                    70,741     330,360       0.0%
#   Panhandle Oil and Gas, Inc. Class A    84,593   1,928,720       0.0%
#*  Parker Drilling Co.                   746,608   2,799,780       0.0%
    PBF Energy, Inc. Class A              660,693  18,750,467       0.2%
#*  PDC Energy, Inc.                      305,663  17,343,319       0.2%
#*  Penn Virginia Corp.                   466,506   3,116,260       0.0%
#*  PetroQuest Energy, Inc.               446,037   1,195,379       0.0%
#*  PHI, Inc. Non-Voting                   52,877   1,656,636       0.0%
*   PHI, Inc. Voting                        4,419     135,332       0.0%
*   Pioneer Energy Services Corp.         331,584   2,470,301       0.0%
#*  Renewable Energy Group, Inc.          226,314   2,084,352       0.0%
#*  REX American Resources Corp.           21,400   1,352,908       0.0%
#*  Rex Energy Corp.                      391,132   1,955,660       0.0%
#*  RigNet, Inc.                           61,389   2,299,632       0.0%
*   Ring Energy, Inc.                       7,290      88,501       0.0%
#*  Rosetta Resources, Inc.               126,406   2,885,849       0.0%
#   Rowan Cos. P.L.C. Class A              23,612     500,338       0.0%
#*  Royale Energy, Inc.                    10,018      16,530       0.0%
*   RSP Permian, Inc.                       4,813     139,673       0.0%
#*  SandRidge Energy, Inc.                 11,345      21,442       0.0%
#   Scorpio Tankers, Inc.               1,221,348  11,407,390       0.1%
#*  SEACOR Holdings, Inc.                 133,163   9,675,624       0.1%
    SemGroup Corp. Class A                265,366  22,341,163       0.2%
#*  Seventy Seven Energy, Inc.             67,609     342,778       0.0%
#   Ship Finance International, Ltd.      507,540   7,998,830       0.1%
*   Steel Excel, Inc.                      32,698     655,595       0.0%
#*  Stone Energy Corp.                    372,998   6,367,076       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Energy -- (Continued)
#*     Swift Energy Co.                    151,326 $    457,004       0.0%
#*     Synergy Resources Corp.             760,902    9,115,606       0.1%
(o)#*  Syntroleum Corp.                     12,079       35,951       0.0%
       Teekay Tankers, Ltd. Class A         62,227      392,030       0.0%
       Tesco Corp.                         178,280    2,292,681       0.0%
*      TETRA Technologies, Inc.            498,279    3,597,574       0.1%
#      Tidewater, Inc.                     102,699    2,843,735       0.0%
#*     Triangle Petroleum Corp.            562,708    3,359,367       0.0%
#*     Unit Corp.                           99,808    3,477,311       0.0%
#*     Uranium Energy Corp.                 38,948      101,265       0.0%
#*     US Energy Corp. Wyoming              10,000       12,400       0.0%
#      US Silica Holdings, Inc.            377,559   14,101,829       0.2%
*      Vaalco Energy, Inc.                 399,770      987,432       0.0%
#      W&T Offshore, Inc.                  465,729    2,994,637       0.0%
#*     Warren Resources, Inc.              426,121      460,211       0.0%
       Western Refining, Inc.               18,464      813,339       0.0%
*      Westmoreland Coal Co.                54,323    1,543,860       0.0%
*      Willbros Group, Inc.                331,559      828,897       0.0%
       World Fuel Services Corp.               953       52,891       0.0%
*      Yuma Energy, Inc.                    17,796       16,995       0.0%
                                                   ------------       ---
Total Energy                                        399,615,681       3.8%
                                                   ------------       ---
Financials -- (14.6%)
*      1st Constitution Bancorp              2,048       23,224       0.0%
#      1st Source Corp.                    156,371    4,866,266       0.1%
       A-Mark Precious Metals, Inc.         21,404      226,454       0.0%
       Access National Corp.                33,310      629,559       0.0%
#      Alexander & Baldwin, Inc.           393,177   15,915,805       0.2%
       Alliance Bancorp, Inc. of
         Pennsylvania                        3,510       73,184       0.0%
*      Altisource Asset Management Corp.    10,475    2,346,400       0.0%
#*     Altisource Portfolio Solutions SA   113,989    2,764,233       0.0%
#*     Ambac Financial Group, Inc.         284,265    6,540,938       0.1%
#      Ameriana Bancorp                      2,912       48,048       0.0%
       American Equity Investment Life
         Holding Co.                       606,373   16,341,752       0.2%
*      American Independence Corp.           1,537       15,631       0.0%
#      American National Bankshares,
         Inc.                               25,247      568,310       0.0%
       American National Insurance Co.         237       23,714       0.0%
*      American River Bankshares             7,326       71,429       0.0%
       Ameris Bancorp                      217,050    5,424,079       0.1%
       AMERISAFE, Inc.                     140,734    6,359,769       0.1%
#      AmeriServ Financial, Inc.           278,158      892,887       0.0%
#      Amtrust Financial Services, Inc.    349,395   20,778,521       0.2%
       Argo Group International
         Holdings, Ltd.                    149,562    7,327,042       0.1%
#      Arrow Financial Corp.                47,165    1,229,120       0.0%
       ASB Financial Corp.                     900       11,610       0.0%
       Aspen Insurance Holdings, Ltd.      492,768   23,027,049       0.2%
#      Associated Banc-Corp              1,184,482   22,280,106       0.2%
*      Asta Funding, Inc.                   48,129      404,284       0.0%
       Astoria Financial Corp.             785,063   10,339,280       0.1%
       Atlantic American Corp.              20,640       81,734       0.0%
#*     Atlantic Coast Financial Corp.          143          599       0.0%
#*     Atlanticus Holdings Corp.            73,372      201,773       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Financials -- (Continued)
#   Auburn National Bancorporation,
      Inc.                                  2,786 $    69,107       0.0%
*   AV Homes, Inc.                         47,893     755,752       0.0%
#   Baldwin & Lyons, Inc. Class A           1,471      35,069       0.0%
    Baldwin & Lyons, Inc. Class B          33,439     758,731       0.0%
    Banc of California, Inc.               46,441     575,868       0.0%
#   Bancfirst Corp.                        57,725   3,331,887       0.0%
#*  Bancorp, Inc. (The)                   258,588   2,518,647       0.0%
#   BancorpSouth, Inc.                    774,927  18,760,983       0.2%
    Bank Mutual Corp.                     165,685   1,191,275       0.0%
    Bank of Commerce Holdings               4,992      28,454       0.0%
#   Bank of Hawaii Corp.                  355,973  21,497,209       0.2%
    Bank of Kentucky Financial Corp
      (The)                                 3,833     183,562       0.0%
#   Bank of the Ozarks, Inc.              618,798  23,984,610       0.2%
    BankFinancial Corp.                    79,756   1,020,877       0.0%
    BankUnited, Inc.                      133,497   4,386,711       0.0%
    Banner Corp.                          145,862   6,595,880       0.1%
    Bar Harbor Bankshares                  19,129     673,532       0.0%
    BBCN Bancorp, Inc.                    615,436   8,733,037       0.1%
*   BBX Capital Corp. Class A              16,551     303,380       0.0%
    BCB Bancorp, Inc.                      18,073     221,214       0.0%
*   Bear State Financial, Inc.             12,672     125,960       0.0%
*   Beneficial Bancorp, Inc.              423,342   4,910,767       0.1%
    Berkshire Bancorp, Inc.                10,144      81,152       0.0%
    Berkshire Hills Bancorp, Inc.         179,452   5,026,451       0.1%
    BGC Partners, Inc. Class A          1,423,385  14,283,668       0.1%
    BNC Bancorp                            14,371     262,271       0.0%
*   BNCCORP, Inc.                           3,900      65,910       0.0%
#*  BofI Holding, Inc.                    120,723  11,083,579       0.1%
    Boston Private Financial Holdings,
      Inc.                                654,361   8,604,847       0.1%
#   Bridge Bancorp, Inc.                   10,230     258,512       0.0%
#*  Bridge Capital Holdings                11,649     315,105       0.0%
    Brookline Bancorp, Inc.               511,090   5,504,439       0.1%
    Bryn Mawr Bank Corp.                   78,353   2,357,642       0.0%
    C&F Financial Corp.                     1,705      59,777       0.0%
    Calamos Asset Management, Inc.
      Class A                             139,539   1,726,097       0.0%
    California First National Bancorp      14,701     199,787       0.0%
#   Camden National Corp.                  33,314   1,276,592       0.0%
    Cape Bancorp, Inc.                      6,528      63,322       0.0%
*   Capital Bank Financial Corp.
      Class A                              62,637   1,698,715       0.0%
#   Capital City Bank Group, Inc.          50,766     714,278       0.0%
*   Capital Properties, Inc. Class A        2,600      34,060       0.0%
#   Capitol Federal Financial, Inc.     1,043,350  12,520,200       0.1%
    Cardinal Financial Corp.              245,561   5,065,923       0.1%
*   Cascade Bancorp                       111,361     536,760       0.0%
#   Cash America International, Inc.      232,554   6,027,800       0.1%
    Cathay General Bancorp                620,977  17,747,523       0.2%
    Centerstate Banks, Inc.               161,916   1,968,899       0.0%
    Central Pacific Financial Corp.       147,686   3,382,009       0.0%
    Century Bancorp, Inc. Class A           5,255     203,001       0.0%
#   Charter Financial Corp.                32,638     390,677       0.0%
    Chemical Financial Corp.              189,876   5,867,168       0.1%
#   Chicopee Bancorp, Inc.                  9,906     161,864       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Financials -- (Continued)
#   Citizens & Northern Corp.            11,842 $   234,945       0.0%
    Citizens Community Bancorp, Inc.      1,592      14,408       0.0%
*   Citizens First Corp.                    400       5,000       0.0%
#   Citizens Holding Co.                  2,717      51,514       0.0%
#*  Citizens, Inc.                      204,804   1,155,095       0.0%
#   City Holding Co.                     98,407   4,523,770       0.1%
#   CKX Lands, Inc.                       5,107      72,775       0.0%
#   Clifton Bancorp, Inc.               131,627   1,796,709       0.0%
#   CNB Financial Corp.                  22,699     389,969       0.0%
    CNO Financial Group, Inc.           894,723  15,210,291       0.2%
    CoBiz Financial, Inc.               223,068   2,679,047       0.0%
    Codorus Valley Bancorp, Inc.          2,495      52,046       0.0%
#   Cohen & Steers, Inc.                 17,081     646,687       0.0%
*   Colony Bankcorp, Inc.                10,672      89,538       0.0%
    Columbia Banking System, Inc.       455,799  13,537,230       0.1%
    Commercial National Financial Corp.   3,979      95,098       0.0%
    Community Bank Shares of Indiana,
      Inc.                                  795      22,196       0.0%
#   Community Bank System, Inc.         307,252  10,738,457       0.1%
    Community Trust Bancorp, Inc.       102,712   3,295,001       0.0%
    Community West Bancshares             6,650      44,954       0.0%
#*  CommunityOne Bancorp                    214       2,108       0.0%
    ConnectOne Bancorp, Inc.             91,493   1,758,495       0.0%
#   Consolidated-Tomoka Land Co.         19,928   1,090,859       0.0%
*   Consumer Portfolio Services, Inc.   113,673     726,370       0.0%
#*  Cowen Group, Inc. Class A           459,717   2,569,818       0.0%
    Crawford & Co. Class A               95,513     692,469       0.0%
#   Crawford & Co. Class B               69,225     565,568       0.0%
#*  Credit Acceptance Corp.              75,837  17,912,699       0.2%
#*  CU Bancorp                            1,200      24,864       0.0%
*   Customers Bancorp, Inc.              82,414   2,077,657       0.0%
#   CVB Financial Corp.                 825,050  12,912,032       0.1%
    Diamond Hill Investment Group, Inc.     985     179,467       0.0%
    Dime Community Bancshares, Inc.     286,221   4,556,638       0.1%
    Donegal Group, Inc. Class A          73,632   1,112,580       0.0%
    Donegal Group, Inc. Class B           5,267     106,788       0.0%
    Eagle Bancorp Montana, Inc.             225       2,459       0.0%
*   Eagle Bancorp, Inc.                  56,719   2,090,662       0.0%
#   Eastern Virginia Bankshares, Inc.       590       3,717       0.0%
#*  eHealth, Inc.                        94,514   1,158,742       0.0%
    EMC Insurance Group, Inc.            39,654   1,373,615       0.0%
    Employers Holdings, Inc.            229,831   5,610,175       0.1%
#*  Encore Capital Group, Inc.          206,176   8,337,757       0.1%
    Endurance Specialty Holdings, Ltd.  359,517  21,707,636       0.2%
#*  Enova International, Inc.           166,282   3,077,880       0.0%
#*  Enstar Group, Ltd.                   45,172   6,416,231       0.1%
#   Enterprise Bancorp, Inc.             10,055     215,780       0.0%
    Enterprise Financial Services Corp.  87,711   1,800,707       0.0%
    ESSA Bancorp, Inc.                   45,175     580,499       0.0%
    Evans Bancorp, Inc.                   3,162      77,390       0.0%
#   EverBank Financial Corp.            506,137   9,398,964       0.1%
    Evercore Partners, Inc. Class A     301,636  14,550,921       0.1%
#*  Ezcorp, Inc. Class A                287,185   2,642,102       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
#*    Farmers Capital Bank Corp.              9,226 $   215,519       0.0%
#     FBL Financial Group, Inc. Class A     112,288   6,543,022       0.1%
      Federal Agricultural Mortgage
        Corp. Class A                         2,089      53,217       0.0%
      Federal Agricultural Mortgage
        Corp. Class C                        62,478   1,964,308       0.0%
#     Federated Investors, Inc. Class B     108,204   3,722,218       0.0%
      Federated National Holding Co.        108,926   3,137,069       0.0%
      Fidelity Southern Corp.                39,998     671,966       0.0%
#     Financial Engines, Inc.               111,233   4,690,696       0.1%
      Financial Institutions, Inc.           70,398   1,657,873       0.0%
*     First Acceptance Corp.                 13,967      40,085       0.0%
#     First American Financial Corp.        503,455  17,515,199       0.2%
      First Bancorp, Inc.                    34,791     580,314       0.0%
*     First BanCorp.(318672706)             435,426   2,616,910       0.0%
      First Bancorp.(318910106)              66,282   1,075,757       0.0%
*     First Bancshares, Inc.                  1,345       9,724       0.0%
      First Bancshares, Inc. (The)              921      14,874       0.0%
      First Busey Corp.                     444,438   2,773,293       0.0%
      First Business Financial Services,
        Inc.                                  2,089      94,882       0.0%
*     First Cash Financial Services, Inc.   204,756   9,897,905       0.1%
      First Citizens BancShares, Inc.
        Class A                              12,599   3,028,044       0.0%
#     First Commonwealth Financial Corp.    701,945   6,331,544       0.1%
      First Community Bancshares, Inc.       77,097   1,292,146       0.0%
#     First Connecticut Bancorp, Inc.         5,638      83,330       0.0%
      First Defiance Financial Corp.         49,586   1,735,510       0.0%
#     First Federal of Northern Michigan
        Bancorp, Inc.                        32,874     196,915       0.0%
      First Financial Bancorp               432,160   7,459,082       0.1%
#     First Financial Bankshares, Inc.      266,336   7,713,091       0.1%
      First Financial Corp.                  61,429   2,085,515       0.0%
      First Financial Northwest, Inc.        66,016     785,590       0.0%
#     First Horizon National Corp.        1,639,398  23,361,421       0.2%
#     First Interstate Bancsystem, Inc.     160,429   4,341,209       0.0%
#*    First Marblehead Corp. (The)           12,935      81,620       0.0%
      First Merchants Corp.                 258,288   5,829,560       0.1%
      First Midwest Bancorp, Inc.           592,899  10,138,573       0.1%
*     First NBC Bank Holding Co.             40,633   1,429,469       0.0%
#     First Niagara Financial Group, Inc. 1,652,995  15,033,990       0.2%
      First of Long Island Corp. (The)          966      24,169       0.0%
(o)*  First Place Financial Corp.           151,301          11       0.0%
      First South Bancorp, Inc.              20,886     174,816       0.0%
*     First United Corp.                      9,289      79,885       0.0%
#     First West Virginia Bancorp, Inc.          63       1,402       0.0%
#     FirstMerit Corp.                      605,811  11,734,559       0.1%
*     Flagstar Bancorp, Inc.                175,971   3,023,182       0.0%
      Flushing Financial Corp.              204,483   3,917,894       0.0%
      FNB Corp.                           1,329,308  17,639,917       0.2%
#*    Forestar Group, Inc.                  228,023   3,365,619       0.0%
      Fox Chase Bancorp, Inc.                47,180     784,603       0.0%
#*    FRP Holdings, Inc.                     38,950   1,352,344       0.0%
      Fulton Financial Corp.              1,436,391  17,466,515       0.2%
#     FXCM, Inc. Class A                    276,740     556,247       0.0%
#     Gain Capital Holdings, Inc.           228,085   2,253,480       0.0%
*     GAINSCO, Inc.                             220       2,739       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Financials -- (Continued)
#   GAMCO Investors, Inc. Class A        24,586 $ 1,900,744       0.0%
#   German American Bancorp, Inc.        33,551     959,894       0.0%
    Glacier Bancorp, Inc.               591,806  15,588,170       0.2%
*   Global Indemnity P.L.C.              61,665   1,692,704       0.0%
    Gouverneur Bancorp, Inc.              1,695      24,111       0.0%
    Great Southern Bancorp, Inc.         64,848   2,556,308       0.0%
*   Green Dot Corp. Class A             343,164   5,524,940       0.1%
#   Greenhill & Co., Inc.               201,539   7,970,867       0.1%
*   Greenlight Capital Re, Ltd. Class A 208,246   6,328,596       0.1%
#   Griffin Land & Nurseries, Inc.       20,710     648,223       0.0%
#   Guaranty Bancorp                     42,642     671,185       0.0%
    Guaranty Federal Bancshares, Inc.     2,800      41,552       0.0%
*   Hallmark Financial Services, Inc.    87,770     972,492       0.0%
*   Hampton Roads Bankshares, Inc.        3,123       5,559       0.0%
#   Hancock Holding Co.                 322,557   9,389,634       0.1%
    Hanmi Financial Corp.               248,132   5,280,249       0.1%
    Hanover Insurance Group, Inc. (The) 325,053  22,288,884       0.2%
    Harleysville Savings Financial
      Corp.                               1,615      29,878       0.0%
    Hawthorn Bancshares, Inc.               755      10,495       0.0%
#   HCI Group, Inc.                      86,041   3,749,667       0.0%
    Heartland Financial USA, Inc.        76,727   2,640,176       0.0%
#   Heritage Commerce Corp.              59,780     532,640       0.0%
    Heritage Financial Corp.            126,865   2,144,019       0.0%
    Heritage Financial Group, Inc.        7,167     197,093       0.0%
    HF Financial Corp.                    8,198     119,609       0.0%
    HFF, Inc. Class A                   300,934  11,793,603       0.1%
*   Hilltop Holdings, Inc.              696,917  14,015,001       0.1%
    Hingham Institution for Savings       4,073     451,288       0.0%
*   HMN Financial, Inc.                  31,110     367,409       0.0%
    Home Bancorp, Inc.                      921      19,940       0.0%
#   Home BancShares, Inc.               496,376  16,320,843       0.2%
*   HomeStreet, Inc.                     48,168     996,114       0.0%
#*  HomeTrust Bancshares, Inc.           19,352     302,665       0.0%
    HopFed Bancorp, Inc.                  7,872     102,257       0.0%
    Horace Mann Educators Corp.         281,747   9,570,946       0.1%
#   Horizon Bancorp                       9,206     214,960       0.0%
    Hudson Valley Holding Corp.          34,589     855,732       0.0%
#   Iberiabank Corp.                    278,502  17,353,460       0.2%
#   Independence Holding Co.             76,440     950,914       0.0%
#   Independent Bank Corp.(453836108)   176,062   7,345,307       0.1%
    Independent Bank Corp.(453838609)    28,411     376,162       0.0%
#   Independent Bank Group, Inc.          9,922     381,997       0.0%
    Infinity Property & Casualty Corp.   47,846   3,547,781       0.0%
    Interactive Brokers Group, Inc.
      Class A                           468,740  15,913,723       0.2%
#*  InterGroup Corp. (The)                1,860      36,995       0.0%
    International Bancshares Corp.      427,930  11,117,621       0.1%
#*  INTL. FCStone, Inc.                 108,732   3,490,297       0.0%
*   Investment Technology Group, Inc.   158,089   4,503,956       0.1%
#   Investors Bancorp, Inc.              21,801     258,124       0.0%
    Investors Title Co.                   5,690     420,036       0.0%
#*  Jacksonville Bancorp, Inc.               80         890       0.0%
#   Janus Capital Group, Inc.           390,128   6,983,291       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Financials -- (Continued)
    JMP Group LLC                          96,470 $   742,819       0.0%
*   JW Mays, Inc.                             200       9,710       0.0%
#*  KCG Holdings, Inc. Class A            167,907   2,155,926       0.0%
#*  Kearny Financial Corp.                177,592   2,369,077       0.0%
#   Kemper Corp.                          395,692  14,905,718       0.1%
    Kennedy-Wilson Holdings, Inc.         523,877  12,981,672       0.1%
    Kentucky First Federal Bancorp         11,174      91,739       0.0%
#*  Ladenburg Thalmann Financial
      Services, Inc.                      443,547   1,494,753       0.0%
    Lake Shore Bancorp, Inc.                  537       7,250       0.0%
    Lakeland Bancorp, Inc.                168,930   1,917,356       0.0%
#   Lakeland Financial Corp.              115,464   4,508,869       0.1%
    Landmark Bancorp, Inc.                  4,663     120,399       0.0%
    LegacyTexas Financial Group, Inc.     314,757   8,010,566       0.1%
#*  LendingTree, Inc.                      56,523   3,110,461       0.0%
    LNB Bancorp, Inc.                      32,149     578,039       0.0%
    Louisiana Bancorp, Inc.                 1,387      28,863       0.0%
#   Macatawa Bank Corp.                   126,357     663,374       0.0%
*   Magyar Bancorp, Inc.                    1,800      15,489       0.0%
#   Maiden Holdings, Ltd.                 496,228   7,210,193       0.1%
    MainSource Financial Group, Inc.       94,203   1,813,408       0.0%
*   Malvern Bancorp, Inc.                   2,604      35,154       0.0%
    Manning & Napier, Inc.                 71,331     758,249       0.0%
*   Marcus & Millichap, Inc.               23,720     839,214       0.0%
    MarketAxess Holdings, Inc.            280,456  24,077,148       0.2%
    Marlin Business Services Corp.         62,725   1,252,618       0.0%
#*  Maui Land & Pineapple Co., Inc.        16,899      95,817       0.0%
    MB Financial, Inc.                    574,464  17,308,600       0.2%
*   MBIA, Inc.                          1,316,682  11,520,967       0.1%
*   MBT Financial Corp.                    13,337      76,554       0.0%
#   Meadowbrook Insurance Group, Inc.     246,336   2,103,709       0.0%
#   Mercantile Bank Corp.                  41,537     823,263       0.0%
    Merchants Bancshares, Inc.             30,722     905,070       0.0%
#   Mercury General Corp.                 341,683  18,772,064       0.2%
*   Meridian Bancorp, Inc.                 97,582   1,253,929       0.0%
    Meta Financial Group, Inc.             14,412     589,595       0.0%
    Metro Bancorp, Inc.                    86,917   2,228,552       0.0%
#*  MGIC Investment Corp.                 675,535   7,039,075       0.1%
    Mid Penn Bancorp, Inc.                  2,649      41,298       0.0%
#   MidSouth Bancorp, Inc.                 30,198     391,668       0.0%
#   MidWestOne Financial Group, Inc.          741      21,674       0.0%
#   Montpelier Re Holdings, Ltd.          263,090  10,026,360       0.1%
*   MSB Financial Corp.                     1,000      11,565       0.0%
    MutualFirst Financial, Inc.            10,911     235,132       0.0%
    National Bank Holdings Corp.
      Class A                              80,127   1,522,413       0.0%
#   National Interstate Corp.             124,718   3,494,598       0.0%
    National Penn Bancshares, Inc.      1,176,374  12,234,290       0.1%
    National Western Life Insurance
      Co. Class A                           4,334   1,038,470       0.0%
*   Nationstar Mortgage Holdings, Inc.     30,257     759,451       0.0%
#*  Naugatuck Valley Financial Corp.        1,596      14,827       0.0%
*   Navigators Group, Inc. (The)           84,756   6,615,206       0.1%
#   NBT Bancorp, Inc.                     245,593   5,931,071       0.1%
    Nelnet, Inc. Class A                  231,817  10,378,447       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Financials -- (Continued)
#   New Hampshire Thrift Bancshares,
      Inc.                                8,785 $   136,607       0.0%
#   NewBridge Bancorp                   104,110     838,086       0.0%
#*  NewStar Financial, Inc.             188,969   2,173,144       0.0%
*   Nicholas Financial, Inc.             17,232     217,640       0.0%
    Northeast Bancorp                       493       4,610       0.0%
    Northeast Community Bancorp, Inc.    11,679      88,644       0.0%
#   Northfield Bancorp, Inc.            322,978   4,660,573       0.1%
    Northrim BanCorp, Inc.               19,858     494,861       0.0%
    Northway Financial, Inc.              5,279     110,331       0.0%
#   Northwest Bancshares, Inc.          735,869   9,058,547       0.1%
#   Norwood Financial Corp.               1,963      58,674       0.0%
#   Ocean Shore Holding Co.               3,443      53,780       0.0%
    OceanFirst Financial Corp.           90,680   1,521,610       0.0%
    OFG Bancorp                         341,469   4,811,298       0.1%
    Ohio Valley Banc Corp.                6,595     148,157       0.0%
#   Old Line Bancshares, Inc.             4,075      65,445       0.0%
    Old National Bancorp.               899,129  12,282,102       0.1%
*   Old Second Bancorp, Inc.             46,326     272,629       0.0%
#   OneBeacon Insurance Group, Ltd.
      Class A                           177,572   2,677,786       0.0%
    Oppenheimer Holdings, Inc. Class A   31,973     763,835       0.0%
    Oritani Financial Corp.             337,115   5,023,013       0.1%
    Pacific Continental Corp.            94,216   1,215,386       0.0%
*   Pacific Mercantile Bancorp            8,605      61,870       0.0%
*   Pacific Premier Bancorp, Inc.        55,650     871,479       0.0%
#   PacWest Bancorp                     139,705   6,300,695       0.1%
#   Park National Corp.                  66,464   5,487,268       0.1%
    Park Sterling Corp.                 158,102   1,059,283       0.0%
#*  Patriot National Bancorp, Inc.          310       4,805       0.0%
#   Peapack Gladstone Financial Corp.    49,793   1,042,167       0.0%
#   Penns Woods Bancorp, Inc.            16,245     708,120       0.0%
#*  PennyMac Financial Services, Inc.
      Class A                            20,787     392,459       0.0%
    Peoples Bancorp of North Carolina,
      Inc.                                3,975      73,538       0.0%
    Peoples Bancorp, Inc.(709788202)        555      17,427       0.0%
    Peoples Bancorp, Inc.(709789101)     61,294   1,421,408       0.0%
#*  PHH Corp.                           333,047   8,366,141       0.1%
*   Phoenix Cos., Inc. (The)             17,230     587,715       0.0%
*   PICO Holdings, Inc.                 133,632   2,406,712       0.0%
    Pinnacle Financial Partners, Inc.   275,029  13,105,132       0.1%
*   Piper Jaffray Cos.                   66,404   3,350,082       0.0%
*   Popular, Inc.                        93,070   3,018,260       0.0%
#*  PRA Group, Inc.                     394,706  21,620,021       0.2%
    Preferred Bank                       36,602   1,031,444       0.0%
    Premier Financial Bancorp, Inc.      30,814     458,820       0.0%
    Primerica, Inc.                     423,906  19,592,935       0.2%
    PrivateBancorp, Inc.                641,956  23,797,309       0.2%
    ProAssurance Corp.                  161,724   7,269,494       0.1%
    Provident Financial Holdings, Inc.   45,783     757,709       0.0%
    Provident Financial Services, Inc.  450,331   8,105,958       0.1%
    Prudential Bancorp, Inc.              7,693     100,701       0.0%
    Pulaski Financial Corp.              39,714     525,019       0.0%
#   Pzena Investment Management, Inc.
      Class A                            76,170     700,764       0.0%
    QC Holdings, Inc.                    67,835     137,705       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Financials -- (Continued)
#   Radian Group, Inc.                    429,015 $ 7,662,208       0.1%
#   RCS Capital Corp. Class A              97,763     839,784       0.0%
#*  Regional Management Corp.              17,747     286,614       0.0%
    RenaissanceRe Holdings, Ltd.           66,574   6,823,169       0.1%
    Renasant Corp.                        214,484   6,372,320       0.1%
    Republic Bancorp, Inc. Class A         77,256   1,837,148       0.0%
#*  Republic First Bancorp, Inc.           21,386      76,990       0.0%
#   Resource America, Inc. Class A        124,289   1,061,428       0.0%
    Riverview Bancorp, Inc.                40,565     179,703       0.0%
#   RLI Corp.                             329,756  16,375,683       0.2%
*   Royal Bancshares of Pennsylvania,
      Inc. Class A                         16,590      29,862       0.0%
#   S&T Bancorp, Inc.                     206,337   5,550,465       0.1%
#*  Safeguard Scientifics, Inc.           154,475   2,779,005       0.0%
    Safety Insurance Group, Inc.          102,202   5,943,046       0.1%
    Salisbury Bancorp, Inc.                 2,458      74,355       0.0%
#   Sandy Spring Bancorp, Inc.            151,210   3,940,533       0.0%
    SB Financial Group, Inc.                  790       8,579       0.0%
#*  Seacoast Banking Corp. of Florida      80,032   1,117,247       0.0%
*   Select Bancorp, Inc.                    2,400      16,920       0.0%
    Selective Insurance Group, Inc.       343,733   9,260,167       0.1%
*   Shore Bancshares, Inc.                 16,489     151,864       0.0%
    SI Financial Group, Inc.                6,862      82,824       0.0%
#   Sierra Bancorp                         39,575     648,239       0.0%
    Silvercrest Asset Management
      Group, Inc. Class A                     700      10,913       0.0%
#   Simmons First National Corp.
      Class A                             136,665   5,979,094       0.1%
    South State Corp.                     170,799  11,566,508       0.1%
#*  Southcoast Financial Corp.                 13         107       0.0%
*   Southern First Bancshares, Inc.         3,037      54,666       0.0%
    Southern Missouri Bancorp, Inc.         2,214      41,778       0.0%
#   Southern National Bancorp of
      Virginia, Inc.                          493       5,817       0.0%
#   Southside Bancshares, Inc.            122,676   3,351,500       0.0%
#   Southwest Bancorp, Inc.               119,213   2,054,040       0.0%
    Southwest Georgia Financial Corp.       1,844      25,198       0.0%
#*  St Joe Co. (The)                      285,095   4,974,908       0.1%
    StanCorp Financial Group, Inc.        307,496  22,164,312       0.2%
    State Auto Financial Corp.            147,052   3,473,368       0.0%
    State Bank Financial Corp.             48,665     973,787       0.0%
    Sterling Bancorp.                     643,193   8,348,645       0.1%
    Stewart Information Services Corp.    180,503   6,588,359       0.1%
*   Stifel Financial Corp.                377,840  19,965,066       0.2%
    Stock Yards Bancorp, Inc.              67,891   2,362,607       0.0%
*   Stratus Properties, Inc.               26,622     362,192       0.0%
    Suffolk Bancorp                        78,876   1,889,869       0.0%
    Summit State Bank                         195       2,642       0.0%
#*  Sun Bancorp, Inc.                      54,718   1,035,812       0.0%
    Susquehanna Bancshares, Inc.        1,288,239  17,313,932       0.2%
    Sussex Bancorp                         10,149     113,669       0.0%
    Symetra Financial Corp.               734,171  17,436,561       0.2%
#   Synovus Financial Corp.               474,402  13,121,959       0.1%
    TCF Financial Corp.                 1,358,885  21,280,139       0.2%
#*  Tejon Ranch Co.                       140,153   3,461,779       0.0%
#   Territorial Bancorp, Inc.              44,101   1,018,733       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Financials -- (Continued)
#   Teton Advisors, Inc. Class A             311 $       15,006       0.0%
#*  Texas Capital Bancshares, Inc.       327,029     17,221,347       0.2%
    Timberland Bancorp, Inc.              76,238        792,875       0.0%
#   Tompkins Financial Corp.              62,855      3,277,888       0.0%
#   TowneBank                            121,066      2,003,642       0.0%
    Trico Bancshares                     121,534      2,834,173       0.0%
*   Trinity Place Holdings, Inc.          34,797        288,815       0.0%
#*  TriState Capital Holdings, Inc.       11,931        149,138       0.0%
#   TrustCo Bank Corp. NY                708,357      4,724,741       0.1%
#   Trustmark Corp.                      521,415     12,409,677       0.1%
#   UMB Financial Corp.                  309,667     15,418,320       0.2%
#   Umpqua Holdings Corp.                574,981      9,780,427       0.1%
*   Unico American Corp.                  11,600        122,960       0.0%
    Union Bankshares Corp.               247,246      5,380,073       0.1%
#   Union Bankshares, Inc.                 2,252         61,344       0.0%
    United Bancshares, Inc.                  900         13,460       0.0%
#   United Bankshares, Inc.              526,897     19,800,789       0.2%
    United Community Banks, Inc.         363,294      6,760,901       0.1%
#   United Community Financial Corp.     503,382      2,713,229       0.0%
#   United Financial Bancorp, Inc.       309,872      3,950,868       0.0%
    United Fire Group, Inc.              109,027      3,256,636       0.0%
#   United Insurance Holdings Corp.      104,546      1,738,600       0.0%
*   United Security Bancshares            29,447        149,002       0.0%
    Unity Bancorp, Inc.                    9,365         86,720       0.0%
#   Universal Insurance Holdings, Inc.   281,414      6,759,564       0.1%
    Univest Corp. of Pennsylvania         94,230      1,838,427       0.0%
#   Valley National Bancorp              747,254      7,046,605       0.1%
#   Virtus Investment Partners, Inc.      52,781      7,052,597       0.1%
    VSB Bancorp, Inc.                      1,037         12,885       0.0%
*   Walker & Dunlop, Inc.                165,308      3,163,995       0.0%
#   Washington Federal, Inc.             773,340     16,704,144       0.2%
#   Washington Trust Bancorp, Inc.        84,916      3,143,590       0.0%
    Waterstone Financial, Inc.           128,084      1,631,790       0.0%
    Wayne Savings Bancshares, Inc.         2,043         27,151       0.0%
#   Webster Financial Corp.              663,249     23,764,212       0.2%
#   WesBanco, Inc.                       235,444      7,418,840       0.1%
#   West Bancorporation, Inc.             65,818      1,247,909       0.0%
#   Westamerica Bancorporation           189,459      8,250,939       0.1%
*   Western Alliance Bancorp             704,115     21,771,236       0.2%
    Westfield Financial, Inc.            116,794        905,154       0.0%
    Westwood Holdings Group, Inc.         31,150      1,825,079       0.0%
    Wilshire Bancorp, Inc.               614,888      6,487,068       0.1%
    Wintrust Financial Corp.             367,557     17,914,728       0.2%
#   WisdomTree Investments, Inc.       1,094,189     20,833,359       0.2%
#*  World Acceptance Corp.                62,914      5,323,783       0.1%
*   Wright Investors' Service
      Holdings, Inc.                      13,860         25,295       0.0%
    WSFS Financial Corp.                  30,694      2,184,492       0.0%
    WVS Financial Corp.                    4,423         54,801       0.0%
*   Yadkin Financial Corp.                49,164        967,548       0.0%
                                                 --------------      ----
Total Financials                                  1,870,072,404      18.0%
                                                 --------------      ----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Health Care -- (8.4%)
#   Abaxis, Inc.                           98,928 $ 6,331,392       0.1%
#*  Acadia Healthcare Co., Inc.           315,944  21,642,164       0.2%
#*  Accelerate Diagnostics, Inc.            9,118     207,890       0.0%
    Aceto Corp.                           226,349   4,386,644       0.0%
#*  Acorda Therapeutics, Inc.             326,876   9,829,161       0.1%
#   Adcare Health Systems, Inc.               970       3,909       0.0%
*   Addus HomeCare Corp.                   81,350   2,183,434       0.0%
#*  Affymetrix, Inc.                      600,480   7,283,822       0.1%
#*  Air Methods Corp.                     289,847  13,246,008       0.1%
#*  Akorn, Inc.                           616,939  25,689,340       0.3%
#*  Albany Molecular Research, Inc.       241,896   4,368,642       0.0%
*   Alere, Inc.                           212,643  10,096,290       0.1%
*   Alliance HealthCare Services, Inc.     49,628   1,055,588       0.0%
*   Allied Healthcare Products, Inc.       13,770      20,930       0.0%
#*  Allscripts Healthcare Solutions,
      Inc.                              1,235,405  16,430,887       0.2%
*   Almost Family, Inc.                    55,891   2,418,962       0.0%
*   Alphatec Holdings, Inc.               255,458     362,750       0.0%
#*  AMAG Pharmaceuticals, Inc.             80,969   4,126,990       0.0%
#*  Amedisys, Inc.                        229,746   6,389,236       0.1%
*   American Shared Hospital Services      10,189      27,103       0.0%
*   AMN Healthcare Services, Inc.         378,367   8,630,551       0.1%
#*  Amsurg Corp.                          361,614  22,680,430       0.2%
*   Anacor Pharmaceuticals, Inc.           25,127   1,323,942       0.0%
#   Analogic Corp.                         96,075   8,118,338       0.1%
#*  AngioDynamics, Inc.                   243,655   4,066,602       0.0%
*   ANI Pharmaceuticals, Inc.                 799      48,723       0.0%
#*  Anika Therapeutics, Inc.              114,707   3,913,803       0.0%
#*  Anthera Pharmaceuticals, Inc.          27,875     119,584       0.0%
*   Arqule, Inc.                           93,636     191,954       0.0%
#*  Arrhythmia Research Technology,
      Inc.                                  6,674      45,583       0.0%
*   AtriCure, Inc.                            638      14,042       0.0%
    Atrion Corp.                           10,342   3,359,599       0.0%
#*  Bio-Reference Laboratories, Inc.      130,423   4,319,610       0.0%
#*  Bioanalytical Systems, Inc.             5,617      11,290       0.0%
#*  BioScrip, Inc.                        487,918   2,293,215       0.0%
*   Biospecifics Technologies Corp.        43,246   1,656,754       0.0%
*   Biota Pharmaceuticals, Inc.            24,681      56,026       0.0%
*   BioTelemetry, Inc.                    233,339   1,869,045       0.0%
*   Bovie Medical Corp.                    54,539     167,435       0.0%
#*  Bruker Corp.                           23,787     451,002       0.0%
*   Cambrex Corp.                         258,303   9,942,082       0.1%
    Cantel Medical Corp.                  321,597  14,404,330       0.1%
*   Capital Senior Living Corp.           226,985   5,940,197       0.1%
*   Catalyst Pharmaceutical Partners,
      Inc.                                  6,701      21,175       0.0%
#*  Celsion Corp.                           8,283      22,695       0.0%
*   Centene Corp.                         344,994  21,386,178       0.2%
*   Charles River Laboratories
      International, Inc.                 354,585  24,523,099       0.2%
#   Chemed Corp.                          123,705  14,257,001       0.1%
*   Cogentix Medical, Inc.                  9,040      14,374       0.0%
#   Computer Programs & Systems, Inc.      85,170   4,456,946       0.0%
#   CONMED Corp.                          121,090   6,082,351       0.1%
#*  Corcept Therapeutics, Inc.             59,506     343,350       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Health Care -- (Continued)
*   Corvel Corp.                        123,806 $ 4,424,826       0.0%
*   Cross Country Healthcare, Inc.      248,611   2,759,582       0.0%
    CryoLife, Inc.                      223,708   2,281,822       0.0%
#*  Cumberland Pharmaceuticals, Inc.    140,275     920,204       0.0%
*   Cutera, Inc.                         93,260   1,270,201       0.0%
*   Cyberonics, Inc.                    212,178  12,923,762       0.1%
*   Cynosure, Inc. Class A              179,948   6,013,862       0.1%
*   Cytokinetics, Inc.                   36,219     227,818       0.0%
#*  CytRx Corp.                          23,750     104,263       0.0%
#   Daxor Corp.                             785       6,045       0.0%
#*  Depomed, Inc.                       482,598  11,225,229       0.1%
*   Derma Sciences, Inc.                  8,080      63,832       0.0%
    Digirad Corp.                       120,709     508,185       0.0%
#*  Durect Corp.                         64,752     127,561       0.0%
#*  Dynavax Technologies Corp.            3,962      79,696       0.0%
#*  Emergent Biosolutions, Inc.         298,063   8,849,490       0.1%
#*  Endo International P.L.C.            94,876   7,975,751       0.1%
#*  Endocyte, Inc.                        3,082      17,876       0.0%
    Ensign Group, Inc. (The)            191,248   8,053,453       0.1%
#*  EnteroMedics, Inc.                    3,200       3,680       0.0%
#*  Enzo Biochem, Inc.                  184,277     515,976       0.0%
*   Exactech, Inc.                       63,795   1,393,921       0.0%
#*  ExamWorks Group, Inc.               328,152  13,437,824       0.1%
#*  Fibrocell Science, Inc.               3,711      12,432       0.0%
*   Five Star Quality Care, Inc.        229,141     973,849       0.0%
#*  Fortress Biotech, Inc.                4,900      15,190       0.0%
*   Genesis Healthcare, Inc.            112,217     775,419       0.0%
#*  Globus Medical, Inc. Class A        565,663  13,513,689       0.1%
*   Greatbatch, Inc.                    195,621  10,547,884       0.1%
*   Haemonetics Corp.                   369,753  14,986,089       0.1%
#*  Halyard Health, Inc.                 34,885   1,691,225       0.0%
#*  Hanger, Inc.                        225,498   5,037,625       0.1%
#*  Harvard Apparatus Regenerative
      Technology, Inc.                   33,977      91,738       0.0%
*   Harvard Bioscience, Inc.            171,720     953,046       0.0%
*   Health Net, Inc.                    485,957  25,585,636       0.3%
#   HealthSouth Corp.                   237,723  10,749,834       0.1%
*   HealthStream, Inc.                  103,901   3,006,895       0.0%
#*  Healthways, Inc.                    280,340   4,877,916       0.1%
    Hill-Rom Holdings, Inc.             446,603  22,303,354       0.2%
#*  HMS Holdings Corp.                  637,608  10,845,712       0.1%
*   Hooper Holmes, Inc.                 330,114     158,455       0.0%
*   Icad, Inc.                            2,743      25,016       0.0%
*   ICU Medical, Inc.                   122,737  10,355,321       0.1%
#*  Idera Pharmaceuticals, Inc.         146,982     413,019       0.0%
#*  Impax Laboratories, Inc.            563,783  25,516,819       0.3%
*   Infinity Pharmaceuticals, Inc.      123,598   1,565,987       0.0%
#*  InfuSystems Holdings, Inc.           14,909      45,622       0.0%
#*  Insys Therapeutics, Inc.            153,275   8,057,667       0.1%
*   Integra LifeSciences Holdings Corp. 259,841  15,273,454       0.2%
    Invacare Corp.                      242,118   4,859,308       0.1%
#*  IPC Healthcare, Inc.                125,725   6,150,467       0.1%
*   Iridex Corp.                          4,691      46,019       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
Health Care -- (Continued)
*     Juniper Pharmaceuticals, Inc.         3,400 $    25,092       0.0%
      Kewaunee Scientific Corp.            10,935     171,242       0.0%
      Kindred Healthcare, Inc.            506,619  11,626,906       0.1%
#*    La Jolla Pharmaceutical Co.           2,659      50,548       0.0%
#     Landauer, Inc.                       45,158   1,456,797       0.0%
#*    Lannett Co., Inc.                   302,871  17,415,082       0.2%
      LeMaitre Vascular, Inc.              98,353     891,078       0.0%
*     LHC Group, Inc.                     105,604   3,385,664       0.0%
*     LifePoint Hospitals, Inc.           236,483  17,707,847       0.2%
#*    Ligand Pharmaceuticals, Inc.
        Class B                           159,926  12,416,655       0.1%
*     Lipocine, Inc.                        2,000      13,280       0.0%
*     Luminex Corp.                       191,789   2,976,565       0.0%
*     Magellan Health, Inc.               204,449  12,941,622       0.1%
*     Masimo Corp.                        418,441  14,126,568       0.1%
#*    Mast Therapeutics, Inc.              76,900      39,219       0.0%
#*    MedAssets, Inc.                     382,885   7,749,592       0.1%
(o)*  MedCath Corp.                        65,962          --       0.0%
#*    Medicines Co. (The)                 532,733  13,643,292       0.1%
#*    MediciNova, Inc.                     25,896     100,476       0.0%
*     Merge Healthcare, Inc.              546,745   2,717,323       0.0%
#     Meridian Bioscience, Inc.           260,240   4,611,453       0.1%
*     Merit Medical Systems, Inc.         298,579   5,795,418       0.1%
*     MGC Diagnostics Corp.                   215       1,494       0.0%
#*    MiMedx Group, Inc.                    3,062      28,783       0.0%
*     Misonix, Inc.                        86,409   1,125,909       0.0%
#*    Molina Healthcare, Inc.             390,248  23,114,389       0.2%
#*    Momenta Pharmaceuticals, Inc.       303,356   5,293,562       0.1%
#*    Myriad Genetics, Inc.               502,527  16,598,467       0.2%
#     National Healthcare Corp.            42,718   2,704,049       0.0%
#     National Research Corp. Class A      88,416   1,274,959       0.0%
#     National Research Corp. Class B      14,736     512,076       0.0%
*     Natus Medical, Inc.                 264,270   9,965,622       0.1%
*     Neogen Corp.                        167,629   7,466,196       0.1%
*     NeoGenomics, Inc.                     7,000      31,710       0.0%
#*    NewLink Genetics Corp.               13,286     592,556       0.0%
*     NuVasive, Inc.                      370,505  16,572,689       0.2%
#*    Ocera Therapeutics, Inc.              9,700      32,786       0.0%
*     Omnicell, Inc.                      284,486  10,107,788       0.1%
#*    OncoGenex Pharmaceuticals, Inc.      11,746      23,609       0.0%
#*    Onconova Therapeutics, Inc.           3,000       6,960       0.0%
*     OraSure Technologies, Inc.          102,398     645,107       0.0%
*     Orthofix International NV           135,072   4,364,176       0.0%
#     Owens & Minor, Inc.                 508,090  17,132,795       0.2%
#*    Pacific Biosciences of California,
        Inc.                               23,295     120,202       0.0%
*     Pain Therapeutics, Inc.             198,265     404,461       0.0%
#     Paratek Pharmaceuticals, Inc.         6,148     149,581       0.0%
#*    PAREXEL International Corp.         385,692  24,520,369       0.2%
#*    PDI, Inc.                           127,587     162,035       0.0%
#     PDL BioPharma, Inc.                 697,874   4,654,820       0.1%
#*    Pernix Therapeutics Holdings, Inc.   65,748     419,472       0.0%
*     PharMerica Corp.                    213,392   6,115,815       0.1%
#*    PhotoMedex, Inc.                     12,548      25,849       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Health Care -- (Continued)
#*  Pozen, Inc.                          233,333 $    1,824,664       0.0%
*   Premier, Inc. Class A                 29,729      1,126,729       0.0%
#*  Prestige Brands Holdings, Inc.       407,133     15,979,970       0.2%
#*  Progenics Pharmaceuticals, Inc.      149,791        741,465       0.0%
*   ProPhase Labs, Inc.                   15,982         20,617       0.0%
#*  Providence Service Corp. (The)       114,068      4,850,171       0.1%
#*  pSivida Corp.                         15,373         60,877       0.0%
    Psychemedics Corp.                     6,901        107,518       0.0%
#   Quality Systems, Inc.                469,601      7,323,428       0.1%
#*  Quidel Corp.                         154,721      3,604,999       0.0%
#*  RadNet, Inc.                         344,149      2,883,969       0.0%
*   Receptos, Inc.                        36,944      5,443,329       0.1%
#*  Repligen Corp.                       241,275      7,120,025       0.1%
#*  Rigel Pharmaceuticals, Inc.          407,067      1,734,105       0.0%
#*  RTI Surgical, Inc.                   434,583      2,433,665       0.0%
#*  Sagent Pharmaceuticals, Inc.         225,271      5,251,067       0.1%
*   Sciclone Pharmaceuticals, Inc.       406,445      3,320,656       0.0%
    Select Medical Holdings Corp.      1,057,962     15,393,347       0.2%
    Simulations Plus, Inc.                35,178        205,791       0.0%
    Span-America Medical Systems, Inc.    12,193        237,885       0.0%
#*  Special Diversified
      Opportunities, Inc.                  1,950          2,243       0.0%
#*  Spectrum Pharmaceuticals, Inc.       280,684      1,585,865       0.0%
#*  Stereotaxis, Inc.                      3,330          6,327       0.0%
#   STERIS Corp.                         270,783     18,007,069       0.2%
#*  Sucampo Pharmaceuticals, Inc.
      Class A                            188,982      3,356,320       0.0%
*   Supernus Pharmaceuticals, Inc.        56,609        724,595       0.0%
*   Surgical Care Affiliates, Inc.        38,452      1,449,640       0.0%
#*  SurModics, Inc.                       99,645      2,513,047       0.0%
*   Symmetry Surgical, Inc.               61,140        472,612       0.0%
#*  Targacept, Inc.                       45,419        104,464       0.0%
#*  TG Therapeutics, Inc.                  7,537        105,217       0.0%
#*  Thoratec Corp.                       422,393     16,942,183       0.2%
*   Tornier NV                           209,268      5,413,763       0.1%
#*  TransEnterix, Inc.                     5,765         21,676       0.0%
*   Triple-S Management Corp. Class B    185,243      3,467,749       0.0%
*   Universal American Corp.             478,460      4,779,815       0.1%
    US Physical Therapy, Inc.             92,886      4,380,504       0.0%
    Utah Medical Products, Inc.           17,665        952,320       0.0%
#*  Vascular Solutions, Inc.             135,551      4,345,765       0.0%
*   VCA, Inc.                            609,114     31,046,541       0.3%
#*  Verastem, Inc.                        19,273        159,966       0.0%
*   Vical, Inc.                           12,783         12,144       0.0%
*   Vocera Communications, Inc.            9,154        104,264       0.0%
#*  WellCare Health Plans, Inc.          155,366     12,029,989       0.1%
#   West Pharmaceutical Services, Inc.   330,889     17,629,766       0.2%
#*  Wright Medical Group, Inc.           255,723      6,487,693       0.1%
                                                 --------------      ----
Total Health Care                                 1,082,247,813      10.4%
                                                 --------------      ----
Industrials -- (13.9%)
#   AAON, Inc.                           404,422      9,693,995       0.1%
#   AAR Corp.                            256,046      7,742,831       0.1%
    ABM Industries, Inc.                 398,679     12,777,662       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Industrials -- (Continued)
#   Acacia Research Corp.               215,375 $ 2,373,433       0.0%
*   ACCO Brands Corp.                   651,993   5,131,185       0.1%
*   Accuride Corp.                      208,834     852,043       0.0%
    Acme United Corp.                     7,500     138,563       0.0%
*   Active Power, Inc.                   77,492     179,007       0.0%
    Actuant Corp. Class A               436,480  10,396,954       0.1%
#*  Adept Technology, Inc.               63,689     389,140       0.0%
#*  Advisory Board Co. (The)            321,428  16,678,899       0.2%
*   Aegion Corp.                        273,576   5,039,270       0.1%
*   AeroCentury Corp.                     2,989      33,865       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.   343,844   6,759,973       0.1%
#*  Aerovironment, Inc.                 157,253   4,025,677       0.0%
*   Air Transport Services Group, Inc.  359,160   3,347,371       0.0%
    Aircastle, Ltd.                     213,426   5,117,956       0.1%
    Alamo Group, Inc.                    65,330   4,036,087       0.0%
    Albany International Corp. Class A  210,351   8,245,759       0.1%
    Allegiant Travel Co.                135,605  20,850,625       0.2%
    Allied Motion Technologies, Inc.     65,015   1,906,240       0.0%
#*  Alpha PRO Tech, Ltd.                  7,903      18,572       0.0%
#   Altra Industrial Motion Corp.       194,656   5,133,079       0.1%
    AMERCO                               73,055  23,526,632       0.2%
#*  Ameresco, Inc. Class A               89,613     602,199       0.0%
#   American Railcar Industries, Inc.   113,169   6,002,484       0.1%
#   American Science & Engineering,
      Inc.                               51,551   1,929,038       0.0%
#*  American Superconductor Corp.         5,712      36,957       0.0%
#*  American Woodmark Corp.             129,109   6,545,826       0.1%
*   AMREP Corp.                           8,340      43,201       0.0%
    Apogee Enterprises, Inc.            232,280  12,222,574       0.1%
#   Applied Industrial Technologies,
      Inc.                              324,419  13,550,982       0.1%
*   ARC Document Solutions, Inc.        351,425   3,001,170       0.0%
    ArcBest Corp.                       181,125   6,466,163       0.1%
    Argan, Inc.                         110,352   3,565,473       0.0%
*   Armstrong World Industries, Inc.    407,028  22,280,713       0.2%
#*  Arotech Corp.                        82,319     228,847       0.0%
    Art's-Way Manufacturing Co., Inc.       400       2,128       0.0%
    Astec Industries, Inc.              142,867   6,011,843       0.1%
*   Astronics Corp.                     126,156   8,491,560       0.1%
#*  Astronics Corp. Class B              33,777   2,325,546       0.0%
*   Atlas Air Worldwide Holdings, Inc.  164,839   8,034,253       0.1%
#*  Avalon Holdings Corp. Class A        41,336     148,810       0.0%
*   Avis Budget Group, Inc.             176,039   9,530,751       0.1%
#   AZZ, Inc.                           196,185   9,101,022       0.1%
#   Babcock & Wilcox Co. (The)           59,555   1,924,818       0.0%
#   Baltic Trading, Ltd.                149,223     211,897       0.0%
    Barnes Group, Inc.                  381,126  15,283,153       0.2%
    Barrett Business Services, Inc.      40,383   1,795,832       0.0%
*   Beacon Roofing Supply, Inc.         367,947  10,935,385       0.1%
*   Blount International, Inc.          399,058   5,291,509       0.1%
#*  BlueLinx Holdings, Inc.             119,501     127,866       0.0%
    Brady Corp. Class A                 351,902   9,371,150       0.1%
*   Breeze-Eastern Corp.                 41,547     423,779       0.0%
#   Briggs & Stratton Corp.             318,461   6,225,913       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Industrials -- (Continued)
#   Brink's Co. (The)                   385,103 $10,193,676       0.1%
#*  Builders FirstSource, Inc.          216,212   2,758,865       0.0%
*   CAI International, Inc.             119,142   2,837,962       0.0%
#*  Casella Waste Systems, Inc. Class A 446,785   2,448,382       0.0%
#*  CBIZ, Inc.                          353,900   3,199,256       0.0%
    CDI Corp.                            96,199   1,312,154       0.0%
    Ceco Environmental Corp.            110,262   1,299,989       0.0%
    Celadon Group, Inc.                 181,988   4,702,570       0.1%
#*  Cenveo, Inc.                         24,095      47,708       0.0%
*   Chart Industries, Inc.              167,762   6,802,749       0.1%
    Chicago Rivet & Machine Co.           4,623     141,371       0.0%
    CIRCOR International, Inc.          115,816   6,328,186       0.1%
    Civeo Corp.                         133,947     625,533       0.0%
#   CLARCOR, Inc.                       138,401   8,996,065       0.1%
#*  Clean Harbors, Inc.                  12,047     665,597       0.0%
    Columbus McKinnon Corp.             131,029   3,322,895       0.0%
    Comfort Systems USA, Inc.           282,980   5,854,856       0.1%
*   Commercial Vehicle Group, Inc.      189,387   1,090,869       0.0%
    Compx International, Inc.             9,814     114,137       0.0%
    Con-way, Inc.                       408,293  16,780,842       0.2%
    Conrad Industries, Inc.               6,600     200,772       0.0%
*   Continental Building Products, Inc.   9,665     212,727       0.0%
*   Continental Materials Corp.             397       6,670       0.0%
    Corporate Executive Board Co. (The) 271,712  22,777,617       0.2%
#   Courier Corp.                        47,126   1,144,219       0.0%
    Covanta Holding Corp.               949,017  19,255,555       0.2%
*   Covenant Transportation Group,
      Inc. Class A                      158,818   4,839,184       0.1%
#*  CPI Aerostructures, Inc.             28,946     319,419       0.0%
*   CRA International, Inc.              38,940   1,137,048       0.0%
#*  CTPartners Executive Search, Inc.    33,802     123,715       0.0%
    Cubic Corp.                         171,331   8,494,591       0.1%
    Curtiss-Wright Corp.                254,102  18,564,692       0.2%
#   Deluxe Corp.                        360,510  23,343,023       0.2%
#*  DigitalGlobe, Inc.                  504,162  16,218,892       0.2%
    Douglas Dynamics, Inc.              173,566   3,775,061       0.0%
*   Ducommun, Inc.                       75,612   2,298,605       0.0%
*   DXP Enterprises, Inc.                94,165   4,242,133       0.0%
*   Dycom Industries, Inc.              274,485  12,620,820       0.1%
#   Dynamic Materials Corp.              65,489     876,898       0.0%
    Eastern Co. (The)                    20,021     399,619       0.0%
#*  Echo Global Logistics, Inc.         190,623   5,509,005       0.1%
    Ecology and Environment, Inc.
      Class A                            10,494      92,032       0.0%
    EMCOR Group, Inc.                   403,771  18,020,300       0.2%
    Encore Wire Corp.                   127,835   5,753,853       0.1%
#*  Energy Recovery, Inc.               163,092     484,383       0.0%
#   EnerSys                             342,186  23,234,429       0.2%
    Engility Holdings, Inc.              73,184   2,039,638       0.0%
    Ennis, Inc.                         128,749   1,980,160       0.0%
    EnPro Industries, Inc.              191,828  12,278,910       0.1%
*   Environmental Tectonics Corp.         7,400       9,487       0.0%
    EnviroStar, Inc.                      7,443      32,303       0.0%
#*  Erickson, Inc.                          953       3,383       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Industrials -- (Continued)
    ESCO Technologies, Inc.             167,832 $ 6,159,434       0.1%
    Espey Manufacturing & Electronics
      Corp.                              13,081     364,960       0.0%
#*  Esterline Technologies Corp.        172,862  19,237,812       0.2%
    Exelis, Inc.                        782,193  19,179,372       0.2%
    Exponent, Inc.                       98,118   8,694,236       0.1%
    Federal Signal Corp.                487,216   7,659,036       0.1%
    Forward Air Corp.                   236,857  11,930,487       0.1%
*   Franklin Covey Co.                  124,374   2,318,331       0.0%
#   Franklin Electric Co., Inc.         320,108  11,575,105       0.1%
    FreightCar America, Inc.             91,708   2,392,662       0.0%
#*  FTI Consulting, Inc.                308,851  12,696,865       0.1%
#*  Fuel Tech, Inc.                     144,356     385,431       0.0%
*   Furmanite Corp.                     242,937   1,773,440       0.0%
    G&K Services, Inc. Class A          160,856  11,356,434       0.1%
#   GATX Corp.                          257,701  14,018,934       0.1%
*   Gencor Industries, Inc.               5,287      49,539       0.0%
#*  Generac Holdings, Inc.              291,653  12,159,014       0.1%
#   General Cable Corp.                 314,838   5,135,008       0.1%
*   Gibraltar Industries, Inc.          183,747   3,042,850       0.0%
    Global Brass & Copper Holdings,
      Inc.                               68,794   1,048,421       0.0%
    Global Power Equipment Group, Inc.   55,129     669,817       0.0%
#*  Goldfield Corp. (The)                82,499     137,773       0.0%
#   Gorman-Rupp Co. (The)               148,703   4,031,338       0.0%
*   GP Strategies Corp.                 133,056   4,336,295       0.0%
#*  GrafTech International, Ltd.        399,024   1,931,276       0.0%
    Graham Corp.                         59,652   1,395,857       0.0%
    Granite Construction, Inc.          306,695  10,645,383       0.1%
*   Great Lakes Dredge & Dock Corp.     433,858   2,516,376       0.0%
#   Greenbrier Cos., Inc. (The)         203,804  11,757,453       0.1%
#   Griffon Corp.                       269,390   4,528,446       0.1%
    H&E Equipment Services, Inc.        250,684   6,196,909       0.1%
    Hardinge, Inc.                       63,904     687,607       0.0%
    Harsco Corp.                        549,868   8,841,877       0.1%
#*  Hawaiian Holdings, Inc.             416,189   9,605,642       0.1%
*   HC2 Holdings, Inc.                   18,211     201,414       0.0%
#   Healthcare Services Group, Inc.     337,101  10,204,047       0.1%
#   Heartland Express, Inc.             712,399  14,903,387       0.2%
#   HEICO Corp.                         142,812   7,974,622       0.1%
    HEICO Corp. Class A                 151,676   6,957,378       0.1%
    Heidrick & Struggles
      International, Inc.               129,737   3,121,472       0.0%
*   Heritage-Crystal Clean, Inc.          9,775     114,563       0.0%
    Herman Miller, Inc.                 154,427   4,232,844       0.0%
*   Hill International, Inc.            194,332     748,178       0.0%
    Hillenbrand, Inc.                   492,457  14,473,311       0.1%
#   HNI Corp.                           351,852  16,410,377       0.2%
#   Houston Wire & Cable Co.            132,753   1,253,188       0.0%
*   Hub Group, Inc. Class A             310,029  12,370,157       0.1%
*   Hudson Global, Inc.                 123,326     321,881       0.0%
*   Hudson Technologies, Inc.             3,900      16,302       0.0%
    Hurco Cos., Inc.                     37,799   1,223,176       0.0%
*   Huron Consulting Group, Inc.        189,437  11,483,671       0.1%
*   Huttig Building Products, Inc.      100,706     363,549       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Industrials -- (Continued)
    Hyster-Yale Materials Handling,
      Inc.                                 83,485 $ 6,122,790       0.1%
*   ICF International, Inc.               112,867   4,345,380       0.0%
#*  InnerWorkings, Inc.                   160,889   1,018,427       0.0%
*   Innovative Solutions & Support,
      Inc.                                 46,017     178,546       0.0%
    Insperity, Inc.                       203,052   9,778,984       0.1%
    Insteel Industries, Inc.              128,990   2,613,337       0.0%
*   Integrated Electrical Services,
      Inc.                                 37,023     303,959       0.0%
*   Intelligent Systems Corp.              32,937      97,164       0.0%
    Interface, Inc.                       518,371  11,264,202       0.1%
#   International Shipholding Corp.        18,655     204,832       0.0%
#   Intersections, Inc.                    93,658     302,515       0.0%
#*  JetBlue Airways Corp.               2,047,846  42,042,278       0.4%
    John Bean Technologies Corp.          217,248   8,383,600       0.1%
*   JPS Industries, Inc.                    8,700      87,000       0.0%
    Kadant, Inc.                           37,897   1,931,231       0.0%
#   Kaman Corp.                           180,890   7,544,922       0.1%
#   KBR, Inc.                              31,871     556,786       0.0%
#   Kelly Services, Inc. Class A          230,130   3,778,735       0.0%
    Kelly Services, Inc. Class B              350       6,101       0.0%
#   Kennametal, Inc.                        7,032     249,003       0.0%
*   Key Technology, Inc.                   20,756     273,979       0.0%
#*  KEYW Holding Corp. (The)               16,970     163,761       0.0%
    Kforce, Inc.                          238,931   5,433,291       0.1%
#   Kimball International, Inc. Class B   173,163   1,752,410       0.0%
*   KLX, Inc.                              10,093     422,998       0.0%
#   Knight Transportation, Inc.           666,446  19,260,289       0.2%
    Knoll, Inc.                           386,001   8,789,243       0.1%
    Korn/Ferry International              397,378  12,529,328       0.1%
#*  Kratos Defense & Security
      Solutions, Inc.                     385,584   2,109,145       0.0%
#   Landstar System, Inc.                 352,913  21,990,009       0.2%
*   Lawson Products, Inc.                  35,060     822,157       0.0%
#*  Layne Christensen Co.                 106,626     716,527       0.0%
    LB Foster Co. Class A                  61,311   2,619,819       0.0%
#   Lindsay Corp.                          78,825   6,242,152       0.1%
#*  LMI Aerospace, Inc.                    93,709   1,057,975       0.0%
    LS Starrett Co. (The) Class A          31,156     588,848       0.0%
    LSI Industries, Inc.                  102,045     914,323       0.0%
#*  Luna Innovations, Inc.                  6,456       8,780       0.0%
*   Lydall, Inc.                           81,716   2,193,257       0.0%
*   Magnetek, Inc.                         38,959   1,500,311       0.0%
#*  Manitex International, Inc.             8,718      86,395       0.0%
#   Manitowoc Co., Inc. (The)             774,712  15,285,068       0.2%
#   Marten Transport, Ltd.                226,526   5,042,469       0.1%
*   MasTec, Inc.                          519,426   9,318,502       0.1%
#*  Mastech Holdings, Inc.                  2,673      26,596       0.0%
    Matson, Inc.                          342,252  13,861,206       0.1%
    Matthews International Corp.
      Class A                             232,166  11,267,016       0.1%
    McGrath RentCorp                      128,564   4,256,754       0.0%
*   Meritor, Inc.                         806,728  10,584,271       0.1%
*   Mfri, Inc.                             39,691     235,368       0.0%
    Miller Industries, Inc.                72,094   1,613,464       0.0%
*   Mistras Group, Inc.                   157,923   2,836,297       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Industrials -- (Continued)
#   Mobile Mini, Inc.                     351,592 $13,550,356       0.1%
*   Moog, Inc. Class A                    270,216  18,882,694       0.2%
*   Moog, Inc. Class B                     10,012     701,641       0.0%
#*  MRC Global, Inc.                      133,029   1,942,223       0.0%
    MSA Safety, Inc.                      287,584  13,154,092       0.1%
    Mueller Industries, Inc.              441,684  15,476,607       0.2%
    Mueller Water Products, Inc.
      Class A                           1,289,491  12,069,636       0.1%
    Multi-Color Corp.                     124,760   7,832,433       0.1%
*   MYR Group, Inc.                       154,661   4,534,661       0.1%
#   National Presto Industries, Inc.       27,933   1,748,047       0.0%
*   Navigant Consulting, Inc.             349,973   5,060,610       0.1%
#*  NCI Building Systems, Inc.             57,161     884,852       0.0%
#*  NL Industries, Inc.                   150,263   1,107,438       0.0%
#   NN, Inc.                              133,734   3,364,747       0.0%
#*  Nortek, Inc.                           18,394   1,556,500       0.0%
*   Northwest Pipe Co.                     60,707   1,471,538       0.0%
*   NV5 Holdings, Inc.                     13,380     257,431       0.0%
#*  Odyssey Marine Exploration, Inc.      110,567      71,869       0.0%
#   Omega Flex, Inc.                       25,792     768,344       0.0%
*   On Assignment, Inc.                   411,779  13,856,363       0.1%
*   Orbit International Corp.               1,977       5,862       0.0%
#*  Orion Energy Systems, Inc.             91,635     276,738       0.0%
*   Orion Marine Group, Inc.              116,772     983,220       0.0%
#*  PAM Transportation Services, Inc.      46,716   2,737,090       0.0%
    Park-Ohio Holdings Corp.               79,058   3,662,757       0.0%
*   Patrick Industries, Inc.               82,770   4,971,166       0.1%
#*  Patriot Transportation Holding,
      Inc.                                 12,982     335,065       0.0%
*   Pendrell Corp.                        152,011     165,692       0.0%
#*  Performant Financial Corp.            273,626     812,669       0.0%
*   PGT, Inc.                             358,253   4,055,424       0.0%
#*  Plug Power, Inc.                       66,963     170,086       0.0%
#*  Ply Gem Holdings, Inc.                 97,373   1,322,325       0.0%
#*  PMFG, Inc.                             38,259     169,870       0.0%
#*  Polypore International, Inc.          291,505  17,070,533       0.2%
#   Powell Industries, Inc.                68,632   2,277,896       0.0%
#*  Power Solutions International, Inc.     1,693     108,013       0.0%
#*  PowerSecure International, Inc.       173,448   2,273,903       0.0%
#   Preformed Line Products Co.            22,931     961,955       0.0%
#   Primoris Services Corp.               347,369   6,679,906       0.1%
#*  Proto Labs, Inc.                      196,094  13,726,580       0.1%
    Providence and Worcester Railroad
      Co.                                   5,591     102,986       0.0%
    Quad/Graphics, Inc.                    56,632   1,219,853       0.0%
*   Quality Distribution, Inc.            193,097   1,915,522       0.0%
    Quanex Building Products Corp.        262,175   5,059,978       0.1%
#*  Radiant Logistics, Inc.                88,283     467,900       0.0%
#   Raven Industries, Inc.                265,649   5,297,041       0.1%
    RBC Bearings, Inc.                    171,122  12,490,195       0.1%
    RCM Technologies, Inc.                146,273     902,504       0.0%
    Regal-Beloit Corp.                      1,365     106,743       0.0%
#*  Republic Airways Holdings, Inc.       267,502   3,274,225       0.0%
    Resources Connection, Inc.            293,458   4,624,898       0.1%
#*  Rexnord Corp.                         770,107  20,400,134       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Industrials -- (Continued)
#*  Roadrunner Transportation Systems,
      Inc.                              224,664 $ 5,497,528       0.1%
*   RPX Corp.                           340,150   5,292,734       0.1%
#   RR Donnelley & Sons Co.             422,516   7,867,248       0.1%
*   Rush Enterprises, Inc. Class A      202,541   5,294,422       0.1%
*   Rush Enterprises, Inc. Class B       37,831     931,021       0.0%
*   Saia, Inc.                          188,327   7,674,325       0.1%
*   Servotronics, Inc.                    1,500      10,020       0.0%
    SIFCO Industries, Inc.               18,366     267,593       0.0%
    Simpson Manufacturing Co., Inc.     383,701  12,577,719       0.1%
#   SkyWest, Inc.                       259,559   3,542,980       0.0%
*   SL Industries, Inc.                  23,596     979,942       0.0%
#   SmartPros, Ltd.                      10,300      18,540       0.0%
*   SP Plus Corp.                        91,725   2,087,661       0.0%
*   Sparton Corp.                        56,033   1,443,970       0.0%
    Standex International Corp.          99,295   8,029,987       0.1%
    Steelcase, Inc. Class A             700,943  12,315,569       0.1%
#*  Sterling Construction Co., Inc.      74,649     327,709       0.0%
*   Stock Building Supply Holdings,
      Inc.                               12,810     235,320       0.0%
#   Sun Hydraulics Corp.                185,046   7,200,140       0.1%
    Supreme Industries, Inc. Class A    113,237     885,513       0.0%
#*  Swift Transportation Co.            169,071   4,091,518       0.0%
#   TAL International Group, Inc.       238,737   9,200,924       0.1%
#*  Taser International, Inc.           389,985  11,773,647       0.1%
*   Team, Inc.                          148,847   5,816,941       0.1%
#*  Tecumseh Products Co.                51,718     169,118       0.0%
*   Tel-Instrument Electronics Corp.      8,400      47,712       0.0%
*   Teledyne Technologies, Inc.          21,321   2,238,065       0.0%
    Tennant Co.                         142,937   9,189,420       0.1%
    Tetra Tech, Inc.                    453,182  12,285,764       0.1%
#   Textainer Group Holdings, Ltd.      238,948   7,240,124       0.1%
*   Thermon Group Holdings, Inc.        162,863   3,789,822       0.0%
#   Titan International, Inc.           329,513   3,423,640       0.0%
#*  Titan Machinery, Inc.                99,135   1,452,328       0.0%
    Toro Co. (The)                      138,998   9,318,426       0.1%
*   Transcat, Inc.                        5,600      57,064       0.0%
*   TRC Cos., Inc.                      357,086   2,667,432       0.0%
#*  Trex Co., Inc.                      257,391  12,076,786       0.1%
*   Trimas Corp.                        332,963   9,379,568       0.1%
*   TriNet Group, Inc.                   16,531     578,916       0.0%
#   Triumph Group, Inc.                  35,392   2,096,622       0.0%
*   TrueBlue, Inc.                      316,268   9,102,193       0.1%
*   Tutor Perini Corp.                  323,487   6,857,924       0.1%
    Twin Disc, Inc.                      61,648   1,109,048       0.0%
*   Ultralife Corp.                      60,836     248,211       0.0%
    UniFirst Corp.                      119,652  13,548,196       0.1%
#   United Stationers, Inc.             278,684  11,317,357       0.1%
    Universal Forest Products, Inc.     120,089   6,643,324       0.1%
    Universal Truckload Services, Inc.   69,511   1,476,414       0.0%
#   US Ecology, Inc.                    165,953   7,784,855       0.1%
#*  USA Truck, Inc.                      71,554   1,757,366       0.0%
#*  UTi Worldwide, Inc.                 842,684   7,609,437       0.1%
#   Valmont Industries, Inc.             28,432   3,583,001       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Industrials -- (Continued)
*   Vectrus, Inc.                         43,363 $    1,108,358       0.0%
#*  Veritiv Corp.                          6,511        258,747       0.0%
*   Versar, Inc.                          61,480        228,091       0.0%
    Viad Corp.                           134,221      3,566,252       0.0%
#*  Vicor Corp.                          107,188      1,634,617       0.0%
*   Virco Manufacturing Corp.             30,131         80,148       0.0%
*   Volt Information Sciences, Inc.      138,117      1,701,601       0.0%
#   VSE Corp.                             20,364      1,448,695       0.0%
#*  Wabash National Corp.                539,399      7,562,374       0.1%
    Watsco, Inc.                           3,733        449,043       0.0%
    Watsco, Inc. Class B                  12,022      1,451,536       0.0%
    Watts Water Technologies, Inc.
      Class A                            220,105     12,006,728       0.1%
#   Werner Enterprises, Inc.             589,473     15,839,140       0.2%
#*  Wesco Aircraft Holdings, Inc.        302,542      4,743,859       0.1%
    West Corp.                           266,028      8,233,567       0.1%
#*  Willdan Group, Inc.                   60,564        860,614       0.0%
*   Willis Lease Finance Corp.            26,350        500,650       0.0%
    Woodward, Inc.                       132,763      6,246,499       0.1%
    WSI Industries, Inc.                   1,900         11,590       0.0%
*   Xerium Technologies, Inc.             35,851        637,431       0.0%
#*  XPO Logistics, Inc.                  203,005      9,845,743       0.1%
#*  YRC Worldwide, Inc.                   53,447        833,773       0.0%
                                                 --------------      ----
Total Industrials                                 1,781,946,173      17.1%
                                                 --------------      ----
Information Technology -- (15.0%)
#*  ACI Worldwide, Inc.                  908,692     20,927,177       0.2%
*   Actua Corp.                          246,276      3,563,614       0.0%
*   Acxiom Corp.                         563,530      9,839,234       0.1%
#*  ADDvantage Technologies Group,
      Inc.                                 6,085         14,969       0.0%
#   ADTRAN, Inc.                         415,268      6,897,601       0.1%
*   Advanced Energy Industries, Inc.     331,183      8,100,736       0.1%
#   Advent Software, Inc.                381,286     16,551,625       0.2%
#*  Aehr Test Systems                     11,205         29,469       0.0%
#*  Agilysys, Inc.                       196,530      1,849,347       0.0%
    Alliance Fiber Optic Products,
      Inc.                                47,315        868,703       0.0%
*   Alpha & Omega Semiconductor, Ltd.     38,959        319,074       0.0%
    American Software, Inc. Class A      164,187      1,594,256       0.0%
*   Amkor Technology, Inc.             1,303,000      9,160,090       0.1%
*   Amtech Systems, Inc.                  60,879        760,988       0.0%
#*  ANADIGICS, Inc.                      265,907        350,997       0.0%
*   Anixter International, Inc.          196,548     13,876,289       0.1%
*   AOL, Inc.                             56,265      2,244,974       0.0%
    Astro-Med, Inc.                       30,318        425,968       0.0%
#   Atmel Corp.                          234,760      1,779,481       0.0%
#*  Audience, Inc.                        21,927        104,373       0.0%
*   Autobytel, Inc.                      118,054      1,715,325       0.0%
*   AVG Technologies NV                  425,822     10,185,662       0.1%
*   Aviat Networks, Inc.                 234,019        266,782       0.0%
*   Avid Technology, Inc.                179,173      2,900,811       0.0%
    AVX Corp.                            147,534      2,031,543       0.0%
    Aware, Inc.                           95,329        400,382       0.0%
*   Axcelis Technologies, Inc.           689,609      1,737,815       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
Information Technology -- (Continued)
*     AXT, Inc.                           265,330 $   631,485       0.0%
#     Badger Meter, Inc.                  110,752   6,890,989       0.1%
#*    Bankrate, Inc.                      360,534   4,470,622       0.1%
*     Barracuda Networks, Inc.             61,734   2,502,079       0.0%
#*    Bazaarvoice, Inc.                    87,690     471,772       0.0%
#     Bel Fuse, Inc. Class A                8,954     183,557       0.0%
      Bel Fuse, Inc. Class B               47,048     965,895       0.0%
      Belden, Inc.                        276,789  23,236,437       0.2%
*     Benchmark Electronics, Inc.         243,068   5,719,390       0.1%
      Black Box Corp.                      86,422   1,719,798       0.0%
#     Blackbaud, Inc.                     360,535  18,217,834       0.2%
#*    Blackhawk Network Holdings, Inc.      8,593     315,965       0.0%
*     Blackhawk Network Holdings, Inc.
        Class B                           318,945  11,708,471       0.1%
*     Blonder Tongue Laboratories          29,515      22,756       0.0%
#*    Blucora, Inc.                       290,458   3,970,561       0.0%
(o)*  Bogen Corp.                          11,900          --       0.0%
      Booz Allen Hamilton Holding Corp.   116,327   3,198,993       0.0%
#*    Bottomline Technologies de, Inc.    210,336   5,628,591       0.1%
#*    BroadVision, Inc.                    18,154     108,016       0.0%
      Brooks Automation, Inc.             507,827   5,464,219       0.1%
*     Bsquare Corp.                        44,420     187,452       0.0%
*     Cabot Microelectronics Corp.        193,536   9,154,253       0.1%
*     CACI International, Inc. Class A    189,551  16,725,980       0.2%
#*    CalAmp Corp.                        425,510   8,386,802       0.1%
*     Calix, Inc.                         398,118   2,942,092       0.0%
*     Carbonite, Inc.                      31,425     321,792       0.0%
#*    Cardtronics, Inc.                   355,903  13,428,220       0.1%
*     Cartesian, Inc.                      42,154     136,157       0.0%
*     Cascade Microtech, Inc.             100,471   1,332,245       0.0%
#     Cass Information Systems, Inc.       50,396   2,634,199       0.0%
*     Ceva, Inc.                          150,851   3,122,616       0.0%
      Checkpoint Systems, Inc.            261,614   2,710,321       0.0%
#*    CIBER, Inc.                         469,936   1,658,874       0.0%
#*    Ciena Corp.                         846,475  18,029,918       0.2%
*     Cimpress NV                         191,413  16,067,207       0.2%
*     Cirrus Logic, Inc.                  513,798  17,356,096       0.2%
#*    Clearfield, Inc.                     89,369   1,210,950       0.0%
*     Cognex Corp.                        311,124  13,966,356       0.1%
*     Coherent, Inc.                      189,615  11,376,900       0.1%
      Cohu, Inc.                          167,591   1,754,678       0.0%
      Communications Systems, Inc.         32,263     361,991       0.0%
#*    CommVault Systems, Inc.             224,659  10,278,149       0.1%
      Computer Task Group, Inc.            89,573     737,186       0.0%
*     comScore, Inc.                       36,030   1,886,531       0.0%
      Comtech Telecommunications Corp.    113,310   3,274,659       0.0%
*     Comverse, Inc.                       37,547     919,902       0.0%
      Concurrent Computer Corp.            47,999     292,794       0.0%
*     Constant Contact, Inc.              213,704   7,447,584       0.1%
#     Convergys Corp.                     527,042  11,953,313       0.1%
*     CoreLogic, Inc.                     665,901  26,043,388       0.3%
*     Covisint Corp.                      175,089     343,174       0.0%
#*    Cray, Inc.                          299,903   8,424,275       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Information Technology -- (Continued)
#*  Crexendo, Inc.                         23,717 $    51,229       0.0%
#   CSG Systems International, Inc.       264,695   7,707,918       0.1%
    CSP, Inc.                               8,385      61,965       0.0%
    CTS Corp.                             203,510   3,650,969       0.0%
#*  CUI Global, Inc.                       10,370      57,139       0.0%
#*  CVD Equipment Corp.                    10,329     127,770       0.0%
*   CyberOptics Corp.                      28,233     297,011       0.0%
#   Cypress Semiconductor Corp.         1,149,424  15,310,328       0.2%
    Daktronics, Inc.                      298,844   3,206,596       0.0%
#*  Data I/O Corp.                          7,300      25,185       0.0%
*   Datalink Corp.                        185,045   2,139,120       0.0%
#*  Datawatch Corp.                         3,832      28,012       0.0%
#*  Dealertrack Technologies, Inc.        408,126  16,043,433       0.2%
#*  Demand Media, Inc.                     23,825     152,718       0.0%
*   DHI Group, Inc.                       433,067   3,291,309       0.0%
#   Diebold, Inc.                         470,013  16,342,352       0.2%
*   Digi International, Inc.              121,445   1,226,595       0.0%
#   Digimarc Corp.                         27,972     654,545       0.0%
*   Diodes, Inc.                          345,954   9,243,891       0.1%
*   Dot Hill Systems Corp.                691,220   4,340,862       0.1%
*   DSP Group, Inc.                       146,799   1,670,573       0.0%
*   DTS, Inc.                             135,498   4,857,603       0.1%
#   EarthLink Holdings Corp.              836,746   3,957,809       0.0%
#*  Eastman Kodak Co.                         400       7,748       0.0%
#   Ebix, Inc.                            169,396   4,622,817       0.1%
#*  Echelon Corp.                          53,723      48,351       0.0%
*   Edgewater Technology, Inc.             43,768     308,564       0.0%
    Electro Rent Corp.                    116,032   1,257,787       0.0%
    Electro Scientific Industries, Inc.   181,280   1,033,296       0.0%
*   Electronics for Imaging, Inc.         382,001  15,940,902       0.2%
#*  Ellie Mae, Inc.                       164,524   9,048,820       0.1%
#*  eMagin Corp.                           63,552     137,908       0.0%
#*  Emcore Corp.                          209,895   1,143,928       0.0%
*   Emulex Corp.                          540,845   4,337,577       0.1%
#*  Endurance International Group
      Holdings, Inc.                       52,681     966,170       0.0%
#*  EnerNOC, Inc.                         210,652   2,327,705       0.0%
*   Entegris, Inc.                      1,091,686  14,530,341       0.2%
#*  Entropic Communications, Inc.         492,466   1,487,247       0.0%
*   Envestnet, Inc.                       189,622   9,720,024       0.1%
#*  Envivio, Inc.                           3,100       5,828       0.0%
*   EPAM Systems, Inc.                    391,294  25,320,635       0.3%
    EPIQ Systems, Inc.                    226,046   4,048,484       0.0%
*   ePlus, Inc.                            24,069   1,996,764       0.0%
#*  Euronet Worldwide, Inc.               422,646  24,716,338       0.2%
    Evolving Systems, Inc.                  9,500      88,208       0.0%
*   Exar Corp.                            309,598   3,055,732       0.0%
*   ExlService Holdings, Inc.             246,841   8,498,736       0.1%
*   Extreme Networks, Inc.                495,993   1,249,902       0.0%
*   Fabrinet                              183,065   3,315,307       0.0%
#   Fair Isaac Corp.                      254,971  22,554,735       0.2%
*   Fairchild Semiconductor
      International, Inc.                 904,695  16,433,785       0.2%
*   FalconStor Software, Inc.             137,274     208,656       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Information Technology -- (Continued)
#*  FARO Technologies, Inc.               139,774 $ 5,567,198       0.1%
#   FEI Co.                                42,017   3,170,603       0.0%
#*  Finisar Corp.                         803,967  16,344,649       0.2%
*   FormFactor, Inc.                      448,444   3,574,099       0.0%
    Forrester Research, Inc.              130,517   4,540,686       0.1%
*   Frequency Electronics, Inc.            47,309     601,297       0.0%
*   Giga-tronics, Inc.                      3,942       6,110       0.0%
*   GigOptix, Inc.                         17,782      26,495       0.0%
*   Global Cash Access Holdings, Inc.     508,131   3,760,169       0.0%
    Globalscape, Inc.                      27,873      94,768       0.0%
#*  GSE Systems, Inc.                      72,970     109,455       0.0%
*   GSI Group, Inc.                        92,620   1,229,994       0.0%
#*  GSI Technology, Inc.                   67,635     357,789       0.0%
*   GTT Communications, Inc.               72,304   1,320,271       0.0%
#*  Guidance Software, Inc.                 5,164      30,158       0.0%
    Hackett Group, Inc. (The)             215,564   2,069,414       0.0%
*   Harmonic, Inc.                        701,320   4,916,253       0.1%
    Heartland Payment Systems, Inc.       288,159  14,667,293       0.2%
*   Higher One Holdings, Inc.             132,909     373,474       0.0%
#*  HomeAway, Inc.                         67,102   1,875,501       0.0%
#*  Hutchinson Technology, Inc.           216,492     510,921       0.0%
*   ID Systems, Inc.                       38,571     270,383       0.0%
#*  Identiv, Inc.                          15,947     155,164       0.0%
*   IEC Electronics Corp.                  33,539     140,864       0.0%
*   iGATE Corp.                           447,825  21,298,557       0.2%
*   II-VI, Inc.                           330,594   5,881,267       0.1%
#*  Imation Corp.                         178,319     729,325       0.0%
#*  Immersion Corp.                        91,211     987,815       0.0%
#*  Infinera Corp.                        729,108  13,707,230       0.1%
*   Innodata, Inc.                         91,165     252,527       0.0%
#*  Inphi Corp.                           100,004   2,145,086       0.0%
*   Insight Enterprises, Inc.             281,599   8,059,363       0.1%
*   Integrated Device Technology, Inc.  1,198,363  21,798,223       0.2%
    Integrated Silicon Solution, Inc.     215,899   4,004,926       0.0%
#*  Intellicheck Mobilisa, Inc.             2,628       4,073       0.0%
#*  Interactive Intelligence Group,
      Inc.                                 21,053     925,911       0.0%
#   InterDigital, Inc.                    301,313  16,487,847       0.2%
#*  Internap Corp.                        421,284   3,960,070       0.0%
*   Internet Patents Corp.                  1,533       3,802       0.0%
*   Interphase Corp.                       23,732      31,089       0.0%
    Intersil Corp. Class A              1,067,517  14,251,352       0.1%
*   inTEST Corp.                           43,077     212,800       0.0%
#*  Intevac, Inc.                         138,996     672,741       0.0%
*   IntraLinks Holdings, Inc.             271,660   2,662,268       0.0%
*   IntriCon Corp.                         23,513     182,226       0.0%
*   Inuvo, Inc.                            16,222      37,797       0.0%
#*  iPass, Inc.                           479,670     575,604       0.0%
*   Iteris, Inc.                           19,424      34,380       0.0%
#*  Itron, Inc.                           296,624  10,636,937       0.1%
#*  Ixia                                  591,854   7,090,411       0.1%
    IXYS Corp.                            189,223   2,140,112       0.0%
#   j2 Global, Inc.                       363,147  25,191,507       0.3%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Information Technology -- (Continued)
#*  JDS Uniphase Corp.                  1,205,905 $15,266,757       0.2%
*   Kemet Corp.                           229,606     991,898       0.0%
*   Key Tronic Corp.                       50,515     603,654       0.0%
*   Kimball Electronics, Inc.             129,872   1,661,063       0.0%
#*  Knowles Corp.                         132,191   2,534,101       0.0%
*   Kofax, Ltd.                            63,720     702,832       0.0%
#*  Kopin Corp.                           459,267   1,524,766       0.0%
*   Kulicke & Soffa Industries, Inc.      571,937   8,641,968       0.1%
*   KVH Industries, Inc.                  118,184   1,594,302       0.0%
*   Lantronix, Inc.                         2,333       3,733       0.0%
#*  Lattice Semiconductor Corp.           845,818   5,015,701       0.1%
    Leidos Holdings, Inc.                  44,904   1,869,803       0.0%
#   Lexmark International, Inc. Class A   477,116  21,179,179       0.2%
#*  LGL Group, Inc. (The)                   7,103      33,881       0.0%
#*  Lightpath Technologies, Inc.
      Class A                               1,850       2,109       0.0%
*   Limelight Networks, Inc.              689,569   2,551,405       0.0%
#*  Lionbridge Technologies, Inc.         490,013   2,719,572       0.0%
#*  Liquidity Services, Inc.                2,870      26,863       0.0%
    Littelfuse, Inc.                      179,679  17,606,745       0.2%
#*  LoJack Corp.                           88,416     220,156       0.0%
#*  M/A-COM Technology Solutions
      Holdings, Inc.                      133,966   4,081,944       0.1%
#*  Magnachip Semiconductor Corp.         218,399   1,196,827       0.0%
*   Manhattan Associates, Inc.            540,337  28,400,113       0.3%
#   ManTech International Corp. Class A   184,739   5,399,921       0.1%
    Marchex, Inc. Class B                 112,627     478,665       0.0%
*   Marin Software, Inc.                    7,200      43,488       0.0%
#*  Mattersight Corp.                      26,897     183,975       0.0%
#*  Mattson Technology, Inc.              349,236   1,190,895       0.0%
    MAXIMUS, Inc.                         410,048  26,247,172       0.3%
*   MaxLinear, Inc. Class A                23,006     196,241       0.0%
#*  Maxwell Technologies, Inc.            203,275   1,138,340       0.0%
#*  MeetMe, Inc.                           16,285      28,987       0.0%
    Mentor Graphics Corp.                 914,861  21,892,624       0.2%
*   Mercury Systems, Inc.                 251,484   3,472,994       0.0%
#   Mesa Laboratories, Inc.                23,606   2,003,913       0.0%
    Methode Electronics, Inc.             302,672  12,851,453       0.1%
    Micrel, Inc.                          446,576   6,073,434       0.1%
*   Microsemi Corp.                       710,036  23,686,801       0.2%
#*  Mitek Systems, Inc.                     2,434       8,227       0.0%
    MKS Instruments, Inc.                 418,155  14,555,976       0.2%
    MOCON, Inc.                            23,794     414,016       0.0%
#*  ModusLink Global Solutions, Inc.      260,566     911,981       0.0%
#*  MoneyGram International, Inc.          45,180     350,145       0.0%
    Monolithic Power Systems, Inc.        203,499  10,547,353       0.1%
    Monotype Imaging Holdings, Inc.       304,888   9,881,420       0.1%
#*  Monster Worldwide, Inc.               724,472   4,267,140       0.1%
#*  MoSys, Inc.                           167,152     366,063       0.0%
*   MRV Communications, Inc.               34,710     288,093       0.0%
#   MTS Systems Corp.                     115,902   8,180,363       0.1%
*   Multi-Fineline Electronix, Inc.       123,497   2,887,360       0.0%
*   Nanometrics, Inc.                     185,129   2,862,094       0.0%
*   NAPCO Security Technologies, Inc.      40,054     215,090       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Information Technology -- (Continued)
    NCI, Inc. Class A                      40,027 $   408,275       0.0%
*   NeoPhotonics Corp.                     28,002     154,851       0.0%
*   NETGEAR, Inc.                         243,368   7,366,749       0.1%
#*  Netscout Systems, Inc.                292,513  12,022,284       0.1%
*   Newport Corp.                         304,341   5,803,783       0.1%
    NIC, Inc.                             483,363   8,217,171       0.1%
#*  Novatel Wireless, Inc.                157,129     952,202       0.0%
#*  Numerex Corp. Class A                  47,759     524,871       0.0%
#*  Oclaro, Inc.                          263,176     505,298       0.0%
*   OmniVision Technologies, Inc.         366,899  10,234,648       0.1%
*   Omtool, Ltd.                            3,470      10,410       0.0%
#*  Onvia, Inc.                             2,306      10,400       0.0%
    Optical Cable Corp.                    26,264     106,894       0.0%
*   OSI Systems, Inc.                     155,885  10,477,031       0.1%
*   PAR Technology Corp.                   56,394     231,215       0.0%
    Park Electrochemical Corp.            113,984   2,475,732       0.0%
#*  Parkervision, Inc.                     71,039      48,307       0.0%
#   PC Connection, Inc.                    50,404   1,224,313       0.0%
    PC-Tel, Inc.                           58,100     458,990       0.0%
*   PCM, Inc.                              42,066     415,191       0.0%
*   PDF Solutions, Inc.                   222,163   4,014,485       0.0%
    Pegasystems, Inc.                     427,210   9,202,103       0.1%
    Perceptron, Inc.                       71,304     868,483       0.0%
*   Perficient, Inc.                      263,607   5,438,212       0.1%
    Pericom Semiconductor Corp.           115,225   1,442,617       0.0%
*   Pfsweb, Inc.                            9,017     117,131       0.0%
#*  Photronics, Inc.                      419,071   3,675,253       0.0%
#*  Planar Systems, Inc.                  280,770   1,620,043       0.0%
#   Plantronics, Inc.                     325,393  17,333,685       0.2%
*   Plexus Corp.                          239,457  10,308,624       0.1%
*   PMC-Sierra, Inc.                    1,626,264  13,709,406       0.1%
*   Polycom, Inc.                       1,079,913  14,092,865       0.1%
#   Power Integrations, Inc.              236,867  11,722,548       0.1%
#*  PRGX Global, Inc.                     142,573     604,510       0.0%
#*  Procera Networks, Inc.                 86,429     994,798       0.0%
*   Progress Software Corp.               397,396  10,491,254       0.1%
    QAD, Inc. Class A                      87,031   2,121,816       0.0%
    QAD, Inc. Class B                      15,510     304,772       0.0%
*   QLogic Corp.                          707,617  10,401,970       0.1%
*   Qorvo, Inc.                           736,851  48,565,849       0.5%
*   Qualstar Corp.                         25,800      34,056       0.0%
#*  Quantum Corp.                         327,237     657,746       0.0%
#*  QuinStreet, Inc.                      115,566     627,523       0.0%
*   Qumu Corp.                             38,807     535,925       0.0%
*   Radisys Corp.                         135,857     298,885       0.0%
#*  Rambus, Inc.                          898,544  12,435,849       0.1%
#*  RealD, Inc.                            46,352     569,203       0.0%
*   RealNetworks, Inc.                    277,131   1,820,751       0.0%
#*  RealPage, Inc.                         38,259     759,059       0.0%
    Reis, Inc.                             63,952   1,453,629       0.0%
#*  Relm Wireless Corp.                    30,643     202,244       0.0%
#*  Remark Media, Inc.                        436       1,818       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Information Technology -- (Continued)
#*  Research Frontiers, Inc.              4,300 $    24,381       0.0%
#   RF Industries, Ltd.                  35,415     146,264       0.0%
#   Richardson Electronics, Ltd.         60,202     534,594       0.0%
#*  Rightside Group, Ltd.                19,068     155,214       0.0%
#*  Rocket Fuel, Inc.                     5,395      43,214       0.0%
*   Rofin-Sinar Technologies, Inc.      169,063   4,000,031       0.0%
*   Rogers Corp.                        139,252  10,125,013       0.1%
#*  Rosetta Stone, Inc.                 157,920   1,320,211       0.0%
#*  Rovi Corp.                          731,681  13,543,415       0.1%
#*  Rubicon Technology, Inc.             85,425     328,032       0.0%
#*  Ruckus Wireless, Inc.                92,963   1,085,808       0.0%
*   Rudolph Technologies, Inc.          313,855   4,026,760       0.0%
*   Sanmina Corp.                       633,796  12,885,073       0.1%
*   ScanSource, Inc.                    176,566   7,036,155       0.1%
    Science Applications International
      Corp.                             365,939  18,333,544       0.2%
*   SciQuest, Inc.                        5,321      81,784       0.0%
#*  Seachange International, Inc.       225,309   1,511,823       0.0%
*   Selectica, Inc.                      10,332      62,405       0.0%
*   Semtech Corp.                       460,218  10,718,477       0.1%
#*  ServiceSource International, Inc.   170,293     607,946       0.0%
#*  Sevcon, Inc.                          7,783      55,337       0.0%
*   ShoreTel, Inc.                      293,014   2,039,377       0.0%
#*  Shutterstock, Inc.                  118,045   7,966,857       0.1%
*   Sigma Designs, Inc.                 276,190   2,206,758       0.0%
*   Sigmatron International, Inc.         2,200      17,754       0.0%
#*  Silicon Graphics International
      Corp.                              24,140     195,775       0.0%
#*  Silicon Laboratories, Inc.          333,423  17,227,966       0.2%
#*  SMTC Corp.                           18,570      29,155       0.0%
*   SolarWinds, Inc.                    119,906   5,849,015       0.1%
*   Sonic Foundry, Inc.                  10,310      98,564       0.0%
#*  Sonus Networks, Inc.                331,104   2,622,344       0.0%
    SS&C Technologies Holdings, Inc.     76,032   4,574,845       0.1%
*   Stamps.com, Inc.                    126,423   7,824,319       0.1%
#*  StarTek, Inc.                        50,089     413,485       0.0%
*   Super Micro Computer, Inc.          380,532  10,947,906       0.1%
*   support.com, Inc.                   289,675     457,687       0.0%
*   Sykes Enterprises, Inc.             307,870   7,705,986       0.1%
*   Synacor, Inc.                        14,700      33,957       0.0%
#*  Synaptics, Inc.                     301,622  25,553,416       0.3%
#*  Synchronoss Technologies, Inc.      336,849  15,454,632       0.2%
#   SYNNEX Corp.                        308,586  23,606,829       0.2%
*   Syntel, Inc.                        109,735   4,940,270       0.1%
#*  Take-Two Interactive Software, Inc. 730,831  17,320,695       0.2%
*   Tech Data Corp.                     299,533  16,884,675       0.2%
*   TechTarget, Inc.                     92,048     995,959       0.0%
*   TeleCommunication Systems, Inc.
      Class A                           420,865   1,313,099       0.0%
*   Telenav, Inc.                       192,400   1,608,464       0.0%
    TeleTech Holdings, Inc.             322,594   8,368,088       0.1%
#   Tessco Technologies, Inc.            45,705   1,154,965       0.0%
    Tessera Technologies, Inc.          431,482  15,580,815       0.2%
    TheStreet, Inc.                     105,930     190,674       0.0%
*   TiVo, Inc.                          749,176   8,278,395       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Information Technology -- (Continued)
#   Transact Technologies, Inc.           31,591 $      161,746       0.0%
#*  Travelzoo, Inc.                       26,064        342,481       0.0%
*   Tremor Video, Inc.                     9,023         22,558       0.0%
*   Trio Tech International                3,256          9,149       0.0%
*   TSR, Inc.                              5,056         20,982       0.0%
#*  TTM Technologies, Inc.               418,809      3,915,864       0.0%
#*  Tyler Technologies, Inc.             190,055     23,177,207       0.2%
    Ubiquiti Networks, Inc.               16,402        468,605       0.0%
*   Ultra Clean Holdings, Inc.           166,810      1,002,528       0.0%
#*  Ultratech, Inc.                      193,889      3,870,024       0.0%
#*  Unisys Corp.                         403,401      8,782,040       0.1%
*   United Online, Inc.                  114,814      1,817,506       0.0%
#*  Universal Display Corp.               32,931      1,451,269       0.0%
#*  Universal Security Instruments,
      Inc.                                 1,595          9,371       0.0%
*   Unwired Planet, Inc.                 223,988        132,220       0.0%
#*  USA Technologies, Inc.                16,830         50,490       0.0%
#*  VASCO Data Security
      International, Inc.                126,428      3,213,800       0.0%
#*  Veeco Instruments, Inc.              305,874      9,026,342       0.1%
*   Verint Systems, Inc.                 350,130     21,508,486       0.2%
#*  ViaSat, Inc.                         376,159     22,614,679       0.2%
*   Viasystems Group, Inc.               110,637      1,967,126       0.0%
#   Vicon Industries, Inc.                14,689         22,768       0.0%
*   Video Display Corp.                   21,287         32,569       0.0%
#*  Virtusa Corp.                        229,157      9,120,449       0.1%
#   Vishay Intertechnology, Inc.         995,429     12,622,040       0.1%
*   Vishay Precision Group, Inc.          89,987      1,284,114       0.0%
    Wayside Technology Group, Inc.         8,712        155,509       0.0%
#*  Web.com Group, Inc.                  357,758      6,572,014       0.1%
#*  WebMD Health Corp.                   219,608      9,695,693       0.1%
*   Westell Technologies, Inc. Class A   301,809        362,171       0.0%
*   Wireless Telecom Group, Inc.          64,760        144,415       0.0%
*   Xcerra Corp.                         349,698      3,437,531       0.0%
*   XO Group, Inc.                       142,195      2,312,091       0.0%
#*  Xoom Corp.                             3,423         60,484       0.0%
*   Zebra Technologies Corp. Class A      33,937      3,124,919       0.0%
#*  Zhone Technologies, Inc.              49,121         96,277       0.0%
#*  Zix Corp.                            419,252      1,786,014       0.0%
#*  Zynga, Inc. Class A                2,443,497      5,986,568       0.1%
                                                 --------------      ----
Total Information Technology                      1,916,523,879      18.4%
                                                 --------------      ----
Materials -- (4.4%)
    A Schulman, Inc.                     222,211      9,432,857       0.1%
#*  Advanced Emissions Solutions, Inc.     1,591         22,926       0.0%
#*  AEP Industries, Inc.                  31,329      1,569,583       0.0%
#*  AK Steel Holding Corp.               302,016      1,534,241       0.0%
#*  AM Castle & Co.                       94,594        370,808       0.0%
*   American Biltrite, Inc.                   62         26,350       0.0%
#   American Vanguard Corp.              173,576      1,893,714       0.0%
    Ampco-Pittsburgh Corp.                43,178        690,416       0.0%
    Axiall Corp.                         312,025     12,730,620       0.1%
    Balchem Corp.                        241,984     12,684,801       0.1%
*   Berry Plastics Group, Inc.           650,392     22,256,414       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Materials -- (Continued)
*   Boise Cascade Co.                     309,252 $10,731,044       0.1%
    Cabot Corp.                            13,665     584,042       0.0%
    Calgon Carbon Corp.                   411,047   9,121,133       0.1%
#   Carpenter Technology Corp.             46,694   2,019,515       0.0%
#*  Century Aluminum Co.                  630,284   8,124,361       0.1%
#   Chase Corp.                            30,615   1,096,323       0.0%
*   Chemtura Corp.                        699,136  21,064,968       0.2%
*   Clearwater Paper Corp.                151,273   9,676,934       0.1%
*   Codexis, Inc.                          41,835     183,237       0.0%
#*  Coeur Mining, Inc.                    388,647   2,028,737       0.0%
    Commercial Metals Co.                 818,971  13,594,919       0.1%
#   Compass Minerals International,
      Inc.                                266,737  23,560,879       0.2%
#*  Contango ORE, Inc.                      4,405      21,629       0.0%
*   Core Molding Technologies, Inc.        48,428   1,059,605       0.0%
#   Deltic Timber Corp.                    69,963   4,477,632       0.1%
    Detrex Corp.                              500      13,000       0.0%
    Domtar Corp.                          135,295   5,847,450       0.1%
*   Ferro Corp.                           682,517   9,207,154       0.1%
    Flamemaster Corp.                         189       2,013       0.0%
#*  Flotek Industries, Inc.               309,858   4,427,871       0.1%
    Friedman Industries, Inc.              38,738     249,124       0.0%
    FutureFuel Corp.                      252,122   2,740,566       0.0%
#*  General Moly, Inc.                     17,715      14,013       0.0%
    Globe Specialty Metals, Inc.          512,442  10,207,845       0.1%
#   Gold Resource Corp.                     2,596       8,748       0.0%
    Graphic Packaging Holding Co.       1,273,384  17,954,714       0.2%
#   Greif, Inc. Class A                    65,742   2,679,644       0.0%
#   Greif, Inc. Class B                       258      12,332       0.0%
*   Handy & Harman, Ltd.                    6,334     224,414       0.0%
#   Hawkins, Inc.                          51,740   2,041,143       0.0%
    Haynes International, Inc.             71,726   3,189,655       0.0%
    HB Fuller Co.                         399,088  16,669,906       0.2%
*   Headwaters, Inc.                      598,036  10,513,473       0.1%
#   Hecla Mining Co.                    1,442,241   4,355,568       0.0%
#*  Horsehead Holding Corp.               364,319   5,446,569       0.1%
    Innophos Holdings, Inc.               170,967   9,033,896       0.1%
    Innospec, Inc.                        187,257   8,183,131       0.1%
#*  Intrepid Potash, Inc.                 186,728   2,339,702       0.0%
#   Kaiser Aluminum Corp.                  97,607   7,844,675       0.1%
    KapStone Paper and Packaging Corp.    756,347  21,139,899       0.2%
    KMG Chemicals, Inc.                    70,399   2,061,283       0.0%
#   Koppers Holdings, Inc.                129,606   2,913,543       0.0%
*   Kraton Performance Polymers, Inc.     186,377   4,200,938       0.0%
#   Kronos Worldwide, Inc.                167,912   2,258,416       0.0%
#*  Louisiana-Pacific Corp.             1,203,225  18,337,149       0.2%
#*  LSB Industries, Inc.                  160,776   6,818,510       0.1%
    Materion Corp.                        129,086   5,162,149       0.1%
#*  McEwen Mining, Inc.                   190,638     190,638       0.0%
*   Mercer International, Inc.            330,532   4,726,608       0.1%
    Minerals Technologies, Inc.           270,271  18,305,455       0.2%
#   Myers Industries, Inc.                238,236   3,852,276       0.0%
    Neenah Paper, Inc.                    129,060   7,804,258       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Materials -- (Continued)
       Noranda Aluminum Holding Corp.      364,415 $  1,217,146       0.0%
#*     Northern Technologies
         International Corp.                17,945      310,807       0.0%
#      Olin Corp.                          621,022   18,338,780       0.2%
#      Olympic Steel, Inc.                  52,690      576,955       0.0%
       OM Group, Inc.                      168,470    5,060,839       0.1%
*      OMNOVA Solutions, Inc.              263,206    2,103,016       0.0%
       PH Glatfelter Co.                   222,203    5,510,634       0.1%
       PolyOne Corp.                       529,913   20,693,103       0.2%
       Quaker Chemical Corp.               102,395    8,521,312       0.1%
#      Rayonier Advanced Materials, Inc.     6,635      110,871       0.0%
#*     Rentech, Inc.                       410,307      492,368       0.0%
*      Resolute Forest Products, Inc.      192,842    2,973,624       0.0%
#*     RTI International Metals, Inc.      178,932    6,736,790       0.1%
#      Schnitzer Steel Industries, Inc.
         Class A                           174,842    3,045,748       0.0%
#      Schweitzer-Mauduit International,
         Inc.                              213,641    9,445,069       0.1%
       Sensient Technologies Corp.         377,587   24,679,086       0.2%
       Silgan Holdings, Inc.                 6,293      339,004       0.0%
       Stepan Co.                          117,570    5,987,840       0.1%
#*     Stillwater Mining Co.               858,613   11,531,173       0.1%
       SunCoke Energy, Inc.                464,933    8,150,275       0.1%
       Synalloy Corp.                       18,584      274,486       0.0%
       TimkenSteel Corp.                   117,584    3,432,277       0.0%
*      Trecora Resources                   107,656    1,291,872       0.0%
       Tredegar Corp.                      103,152    2,111,521       0.0%
#      Tronox, Ltd. Class A                240,268    5,033,615       0.1%
#*     UFP Technologies, Inc.                3,300       66,957       0.0%
#      United States Lime & Minerals, Inc.  28,260    1,865,160       0.0%
*      Universal Stainless & Alloy
         Products, Inc.                     29,748      624,708       0.0%
#*     US Concrete, Inc.                    22,853      829,564       0.0%
#      Valhi, Inc.                          46,472      303,462       0.0%
       Vulcan International Corp.              700       27,930       0.0%
#      Wausau Paper Corp.                  392,964    3,662,424       0.0%
*      Webco Industries, Inc.                  600       36,153       0.0%
#      Worthington Industries, Inc.        481,724   13,021,000       0.1%
       Zep, Inc.                           101,843    2,024,639       0.0%
                                                   ------------       ---
Total Materials                                     561,965,624       5.4%
                                                   ------------       ---
Other -- (0.0%)
(o)*   Allen Organ Co. Escrow Shares           800           --       0.0%
(o)*   Capital Properties, Inc., 5.000%      2,340        2,182       0.0%
(o)*   Concord Camera Corp. Escrow Shares  113,476           --       0.0%
(o)*   DLB Oil & Gas, Inc. Escrow Shares     1,300           --       0.0%
(o)*   First Commerce Bancorp Escrow
         Shares                              6,667           --       0.0%
(o)*   FRD Acquisition Co. Escrow Shares   106,674           --       0.0%
(o)#*  Gerber Scientific, Inc. Escrow
         Shares                            166,622           --       0.0%
(o)*   Petrocorp, Inc. Escrow Shares         6,900           --       0.0%
                                                   ------------       ---
                                                          2,182       0.0%
                                                   ------------       ---
Real Estate Investment Trusts -- (0.0%)
       CareTrust REIT, Inc.                150,648    1,881,594       0.0%
       Geo Group, Inc. (The)                 9,074      353,886       0.0%
                                                   ------------       ---
                                                      2,235,480       0.0%
                                                   ------------       ---
Telecommunication Services -- (0.7%)
#*     8x8, Inc.                            95,272      831,725       0.0%
*      Alaska Communications Systems
         Group, Inc.                        82,844      188,884       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Telecommunication Services -- (Continued)
*   Alteva                                 24,398 $   172,494       0.0%
    Atlantic Tele-Network, Inc.            90,269   5,959,559       0.1%
#*  Boingo Wireless, Inc.                 210,579   1,739,383       0.0%
*   Cincinnati Bell, Inc.               1,485,663   5,095,824       0.1%
#   Cogent Communications Holdings,
      Inc.                                366,012  12,806,760       0.1%
#   Consolidated Communications
      Holdings, Inc.                      376,600   7,934,962       0.1%
*   FairPoint Communications, Inc.         10,743     211,852       0.0%
*   General Communication, Inc. Class A   295,579   4,687,883       0.1%
#*  Hawaiian Telcom Holdco, Inc.           13,800     363,492       0.0%
    IDT Corp. Class B                     169,043   2,878,802       0.0%
#*  inContact, Inc.                         2,010      20,803       0.0%
    Inteliquent, Inc.                     267,556   5,086,240       0.1%
#*  Intelsat SA                            98,676   1,242,331       0.0%
#*  Iridium Communications, Inc.          190,546   1,937,853       0.0%
#   Lumos Networks Corp.                  156,218   2,208,922       0.0%
#   NTELOS Holdings Corp.                 132,826     771,719       0.0%
#*  ORBCOMM, Inc.                         387,656   2,333,689       0.0%
*   Premiere Global Services, Inc.        320,342   3,270,692       0.0%
#   Shenandoah Telecommunications Co.     231,317   7,971,184       0.1%
    Spok Holdings, Inc.                   122,816   2,312,011       0.0%
#*  Straight Path Communications, Inc.
      Class B                              56,353   1,177,778       0.0%
    Telephone & Data Systems, Inc.        404,361  10,800,482       0.1%
#*  United States Cellular Corp.           13,931     514,472       0.0%
*   Vonage Holdings Corp.               1,493,793   6,916,262       0.1%
                                                  -----------       ---
Total Telecommunication Services                   89,436,058       0.9%
                                                  -----------       ---
Utilities -- (3.2%)
#   ALLETE, Inc.                          375,919  18,908,726       0.2%
    American States Water Co.             305,140  11,714,325       0.1%
#   Artesian Resources Corp. Class A       24,927     536,928       0.0%
#   Atlantic Power Corp.                  261,139     848,702       0.0%
#   Avista Corp.                          501,581  16,361,572       0.2%
#   Black Hills Corp.                     361,467  17,816,708       0.2%
    California Water Service Group        373,828   8,923,274       0.1%
#   Chesapeake Utilities Corp.             96,258   4,599,207       0.1%
    Cleco Corp.                           159,748   8,682,304       0.1%
#   Connecticut Water Service, Inc.        65,966   2,374,776       0.0%
    Consolidated Water Co., Ltd.           45,451     545,867       0.0%
    Delta Natural Gas Co., Inc.            16,144     318,037       0.0%
    El Paso Electric Co.                  318,260  11,842,455       0.1%
    Empire District Electric Co. (The)    339,539   8,002,934       0.1%
    Gas Natural, Inc.                      49,080     490,800       0.0%
#   Genie Energy, Ltd. Class B             91,024   1,296,182       0.0%
    Hawaiian Electric Industries, Inc.    382,487  11,971,843       0.1%
#   IDACORP, Inc.                         372,850  22,494,040       0.2%
#   Laclede Group, Inc. (The)             343,182  17,821,441       0.2%
#   MGE Energy, Inc.                      241,169  10,003,690       0.1%
#   Middlesex Water Co.                    99,806   2,272,583       0.0%
#   New Jersey Resources Corp.            682,606  20,826,309       0.2%
#   Northwest Natural Gas Co.             209,441   9,780,895       0.1%
    NorthWestern Corp.                    366,271  19,079,056       0.2%
#   ONE Gas, Inc.                         373,653  15,682,216       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE+      OF NET ASSETS**
                                    ----------- --------------- ---------------
Utilities -- (Continued)
#      Ormat Technologies, Inc.          90,227 $     3,301,406        0.0%
#      Otter Tail Corp.                 260,467       7,790,568        0.1%
#      Pattern Energy Group, Inc.        38,809       1,124,685        0.0%
       Piedmont Natural Gas Co.,
         Inc.                           540,558      20,238,492        0.2%
       PNM Resources, Inc.              646,422      17,957,603        0.2%
#      Portland General Electric
         Co.                            635,614      22,348,188        0.2%
       RGC Resources, Inc.                6,328         132,255        0.0%
       SJW Corp.                        135,925       3,975,806        0.0%
       South Jersey Industries,
         Inc.                           269,827      14,233,374        0.1%
       Southwest Gas Corp.              372,265      20,474,575        0.2%
#      UIL Holdings Corp.               440,532      21,973,736        0.2%
       Unitil Corp.                     106,288       3,635,050        0.0%
#      WGL Holdings, Inc.               400,914      22,054,279        0.2%
#      York Water Co. (The)              62,348       1,568,676        0.0%
                                                ---------------      -----
Total Utilities                                     404,003,563        3.9%
                                                ---------------      -----
TOTAL COMMON STOCKS                              10,403,390,662       99.9%
                                                ---------------      -----
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(o)*   Enron TOPRS Escrow Shares         10,595              --        0.0%
                                                ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Capital Bank Corp.
         Contingent Value Rights          2,560              --        0.0%
(o)*   Community Health Systems,
         Inc. Rights 01/04/16           680,526          10,956        0.0%
(o)#*  Furiex Pharmaceuticals
         Contingent Value Rights         22,027         215,204        0.0%
(o)#*  Leap Wireless
         International, Inc.
         Contingent Value Rights        246,684         621,644        0.0%
(o)#*  Magnum Hunter Resources
         Corp. Warrants 04/15/16         32,271              --        0.0%
                                                ---------------      -----
TOTAL RIGHTS/WARRANTS                                   847,804        0.0%
                                                ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.4%)
       State Street Institutional
         Liquid Reserves, 0.098%     45,325,400      45,325,400        0.4%
                                                ---------------      -----
SECURITIES LENDING COLLATERAL -- (18.4%)
(S)@   DFA Short Term Investment
         Fund                       203,802,462   2,357,994,486       22.7%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,186,176,754)                        $12,807,558,352      123.0%
                                                ===============      =====

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
 Common Stocks
    Consumer
      Discretionary      $ 1,899,729,571 $            2   --    $ 1,899,729,573
    Consumer Staples         395,612,232             --   --        395,612,232
    Energy                   399,579,730         35,951   --        399,615,681
    Financials             1,870,072,393             11   --      1,870,072,404
    Health Care            1,082,247,813             --   --      1,082,247,813
    Industrials            1,781,946,173             --   --      1,781,946,173
    Information
      Technology           1,916,523,879             --   --      1,916,523,879
    Materials                561,965,624             --   --        561,965,624
    Other                             --          2,182   --              2,182
    Real Estate
      Investment Trusts        2,235,480             --   --          2,235,480
    Telecommunication
      Services                89,436,058             --   --         89,436,058
    Utilities                404,003,563             --   --        404,003,563
 Preferred Stocks
    Other                             --             --   --                 --
 Rights/Warrants                      --        847,804   --            847,804
 Temporary Cash
   Investments                45,325,400             --   --         45,325,400
 Securities Lending
   Collateral                         --  2,357,994,486   --      2,357,994,486
                         --------------- --------------   --    ---------------
 TOTAL                   $10,448,677,916 $2,358,880,436   --    $12,807,558,352
                         =============== ==============   ==    ===============

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (84.9%)

Consumer Discretionary -- (16.1%)
#*       1-800-Flowers.com, Inc. Class A    289,276 $ 3,057,647       0.1%
         A. H. Belo Corp. Class A           237,810   1,590,949       0.0%
#*       Aeropostale, Inc.                  422,052   1,304,141       0.0%
*        AG&E Holdings, Inc.                  5,647       4,348       0.0%
#*       Ambassadors Group, Inc.            141,374     405,743       0.0%
         AMCON Distributing Co.               5,690     450,364       0.0%
#*       America's Car-Mart, Inc.           101,287   5,200,075       0.1%
*        American Axle & Manufacturing
           Holdings, Inc.                   694,232  17,307,204       0.3%
*        American Public Education, Inc.    151,311   4,220,064       0.1%
*        ANN, Inc.                            3,704     140,233       0.0%
         Arctic Cat, Inc.                   145,207   5,153,396       0.1%
         Ark Restaurants Corp.               36,613     896,652       0.0%
#*       Ascent Capital Group, Inc. Class A  59,363   2,376,895       0.1%
*        Ballantyne Strong, Inc.            100,209     468,978       0.0%
#*       Barnes & Noble, Inc.               596,951  13,073,227       0.3%
         Bassett Furniture Industries, Inc.  88,883   2,508,278       0.1%
         Beasley Broadcast Group, Inc.
           Class A                           65,543     317,884       0.0%
#*       Beazer Homes USA, Inc.             119,800   2,097,698       0.1%
#        bebe stores, Inc.                  662,231   2,191,985       0.1%
*        Belmond, Ltd. Class A               78,763     970,360       0.0%
#*       BFC Financial Corp. Class A         75,991     258,369       0.0%
(o)(o)*  Big 4 Ranch, Inc.                   35,000          --       0.0%
         Big 5 Sporting Goods Corp.         207,149   2,825,512       0.1%
*        Biglari Holdings, Inc.              15,437   5,642,378       0.1%
#*       BJ's Restaurants, Inc.             313,020  14,649,336       0.3%
#*       Black Diamond, Inc.                137,350   1,237,524       0.0%
#*       Blue Nile, Inc.                     77,114   2,098,272       0.1%
*        Blyth, Inc.                        111,212     854,108       0.0%
         Bob Evans Farms, Inc.              251,862  10,835,103       0.2%
#        Bon-Ton Stores, Inc. (The)         113,614     814,612       0.0%
*        Books-A-Million, Inc.               60,674     174,134       0.0%
         Bowl America, Inc. Class A          55,406     806,711       0.0%
#*       Boyd Gaming Corp.                   24,475     323,070       0.0%
*        Bravo Brio Restaurant Group, Inc.  121,687   1,792,450       0.0%
#*       Bridgepoint Education, Inc.         76,312     669,256       0.0%
         Brown Shoe Co., Inc.               473,978  14,077,147       0.3%
*        Build-A-Bear Workshop, Inc.        107,793   1,986,625       0.0%
#        Callaway Golf Co.                  751,189   7,271,510       0.2%
*        Cambium Learning Group, Inc.        93,736     277,459       0.0%
*        Canterbury Park Holding Corp.       26,287     272,070       0.0%
         Capella Education Co.               93,659   5,060,396       0.1%
*        Career Education Corp.             395,742   1,662,116       0.0%
*        Carmike Cinemas, Inc.              225,622   6,809,272       0.1%
#        Carriage Services, Inc.            185,458   4,384,227       0.1%
*        Carrols Restaurant Group, Inc.     268,800   2,429,952       0.1%
         Cato Corp. (The) Class A           293,889  11,561,593       0.2%
*        Cavco Industries, Inc.              57,792   3,789,421       0.1%
#*       Central European Media
           Enterprises, Ltd. Class A         37,076     101,959       0.0%
#*       Charles & Colvard, Ltd.             66,231      84,776       0.0%
         Cherokee, Inc.                      82,513   1,790,532       0.0%
#        Children's Place, Inc. (The)       253,029  15,348,739       0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Christopher & Banks Corp.               234,907 $ 1,395,348       0.0%
    Churchill Downs, Inc.                    47,485   5,658,787       0.1%
#*  Chuy's Holdings, Inc.                    71,776   1,623,573       0.0%
*   Cinedigm Corp.                          537,325     445,980       0.0%
*   Citi Trends, Inc.                       139,682   3,181,956       0.1%
#   ClubCorp Holdings, Inc.                  34,426     753,585       0.0%
*   Coast Distribution System, Inc. (The)    41,382     151,044       0.0%
#   Collectors Universe, Inc.                58,453   1,346,173       0.0%
#*  Conn's, Inc.                            290,579   8,127,495       0.2%
#*  Container Store Group, Inc. (The)         3,441      62,833       0.0%
    Cooper Tire & Rubber Co.                153,736   6,532,243       0.1%
#*  Cooper-Standard Holding, Inc.               335      20,442       0.0%
    Core-Mark Holding Co., Inc.             190,945  10,064,711       0.2%
#*  Crocs, Inc.                             669,873   8,842,324       0.2%
*   Crown Media Holdings, Inc. Class A      198,749     745,309       0.0%
    CSS Industries, Inc.                     52,055   1,475,239       0.0%
    Culp, Inc.                              186,578   4,823,041       0.1%
#*  Cumulus Media, Inc. Class A             553,775   1,262,607       0.0%
#*  Daily Journal Corp.                         200      40,202       0.0%
*   Del Frisco's Restaurant Group, Inc.     128,589   2,593,640       0.1%
#*  Delta Apparel, Inc.                      77,201     947,256       0.0%
*   Denny's Corp.                           141,238   1,470,288       0.0%
#   Destination Maternity Corp.              95,539   1,126,405       0.0%
#*  Destination XL Group, Inc.              349,894   1,703,984       0.0%
#*  Dex Media, Inc.                           3,500       9,205       0.0%
*   DGSE Cos., Inc.                           8,313      10,807       0.0%
    DineEquity, Inc.                        109,003  10,511,159       0.2%
#*  Dixie Group, Inc. (The)                 109,874   1,080,061       0.0%
#*  Dorman Products, Inc.                   118,656   5,556,660       0.1%
    Dover Motorsports, Inc.                 168,371     410,825       0.0%
#   Drew Industries, Inc.                   240,193  13,611,737       0.3%
    Educational Development Corp.            36,900     156,087       0.0%
*   Eldorado Resorts, Inc.                   14,473     102,035       0.0%
*   ELXSI Corp.                               7,100     106,500       0.0%
    Emerson Radio Corp.                     243,478     338,434       0.0%
*   Emmis Communications Corp. Class A      300,222     405,300       0.0%
*   Entercom Communications Corp. Class A   351,844   4,179,907       0.1%
#   Entravision Communications Corp.
      Class A                               939,568   6,144,775       0.1%
#   Escalade, Inc.                           63,120   1,135,529       0.0%
#   Ethan Allen Interiors, Inc.             307,386   7,444,889       0.2%
*   EVINE Live, Inc.                        395,545   2,357,448       0.1%
#   EW Scripps Co. (The) Class A            622,789  14,504,756       0.3%
*   Express, Inc.                            52,208     850,990       0.0%
#*  Famous Dave's Of America, Inc.           51,505   1,452,441       0.0%
#*  Fiesta Restaurant Group, Inc.           301,173  15,224,295       0.3%
    Finish Line, Inc. (The) Class A         576,314  14,136,982       0.3%
#   Flanigan's Enterprises, Inc.             20,756     603,584       0.0%
    Flexsteel Industries, Inc.               54,856   1,975,365       0.0%
#*  Fox Factory Holding Corp.                16,335     248,619       0.0%
#*  Francesca's Holdings Corp.              287,561   4,868,408       0.1%
#   Fred's, Inc. Class A                    299,953   5,060,207       0.1%
    Frisch's Restaurants, Inc.               63,337   1,809,221       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*    FTD Cos., Inc.                        169,880 $ 4,848,375       0.1%
#*    Fuel Systems Solutions, Inc.          160,244   1,778,708       0.0%
*     Full House Resorts, Inc.                5,067       7,601       0.0%
#*    G-III Apparel Group, Ltd.             193,446  21,507,326       0.4%
#*    Gaiam, Inc. Class A                    68,289     447,976       0.0%
*     Gaming Partners International Corp.    14,659     162,422       0.0%
#*    Geeknet, Inc.                           3,079      27,711       0.0%
#*    Gentherm, Inc.                        377,796  19,921,183       0.4%
#*    Global Eagle Entertainment, Inc.        2,086      26,638       0.0%
#*    Gordmans Stores, Inc.                  26,979     196,407       0.0%
#*    Grand Canyon Education, Inc.          223,468  10,118,631       0.2%
*     Gray Television, Inc.                 469,185   6,221,393       0.1%
*     Gray Television, Inc. Class A          41,200     473,800       0.0%
#     Guess?, Inc.                           12,866     235,576       0.0%
      Harte-Hanks, Inc.                     400,432   2,718,933       0.1%
      Haverty Furniture Cos., Inc.          164,536   3,530,943       0.1%
      Haverty Furniture Cos., Inc. Class A   18,855     405,383       0.0%
*     Helen of Troy, Ltd.                   189,597  16,610,593       0.3%
*     Here Media, Inc.                        9,920          --       0.0%
(o)*  Here Media, Inc. Special Shares         9,920           1       0.0%
#*    hhgregg, Inc.                         146,876     840,131       0.0%
#*    Hibbett Sports, Inc.                  105,593   4,941,752       0.1%
      Hooker Furniture Corp.                 87,994   2,239,447       0.1%
#*    Hovnanian Enterprises, Inc. Class A    32,591     101,684       0.0%
#*    Ignite Restaurant Group, Inc.           1,506       5,301       0.0%
*     Insignia Systems, Inc.                 51,150     152,939       0.0%
#     International Speedway Corp. Class A    7,420     269,791       0.0%
#     Interval Leisure Group, Inc.          404,417  10,025,497       0.2%
#*    iRobot Corp.                          227,810   7,385,600       0.2%
#*    Isle of Capri Casinos, Inc.           152,215   2,164,497       0.1%
#*    ITT Educational Services, Inc.          8,949      47,251       0.0%
*     Jaclyn, Inc.                           20,127      97,616       0.0%
#*    JAKKS Pacific, Inc.                   182,722   1,218,756       0.0%
#*    Jamba, Inc.                           120,172   1,893,911       0.0%
      Johnson Outdoors, Inc. Class A         65,549   2,064,793       0.0%
*     Journal Media Group, Inc.             184,392   1,713,002       0.0%
*     K12, Inc.                             146,423   2,367,660       0.1%
#     KB Home                               408,655   5,921,411       0.1%
#*    Kirkland's, Inc.                      186,328   4,423,427       0.1%
*     Kona Grill, Inc.                       69,341   1,682,213       0.0%
      Koss Corp.                            115,135     261,356       0.0%
#*    Krispy Kreme Doughnuts, Inc.          764,231  13,603,312       0.3%
      La-Z-Boy, Inc.                        597,972  15,672,846       0.3%
#*    Lakeland Industries, Inc.              41,792     385,322       0.0%
*     Lazare Kaplan International, Inc.      81,643     128,588       0.0%
*     LeapFrog Enterprises, Inc.            421,165     951,833       0.0%
*     Learning Tree International, Inc.     162,830     192,139       0.0%
      Libbey, Inc.                          256,037  10,075,056       0.2%
      Liberty Tax, Inc.                         447      12,382       0.0%
      Lifetime Brands, Inc.                 110,770   1,611,704       0.0%
#     Lincoln Educational Services Corp.    114,994     252,987       0.0%
#*    Loral Space & Communications, Inc.     35,576   2,454,744       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Luby's, Inc.                            249,870 $ 1,324,311       0.0%
#*  M/I Homes, Inc.                         187,943   4,239,994       0.1%
    Marcus Corp. (The)                      179,723   3,481,235       0.1%
    Marine Products Corp.                   333,731   2,369,490       0.1%
#*  MarineMax, Inc.                         227,656   5,026,644       0.1%
#*  Martha Stewart Living Omnimedia, Inc.
      Class A                               167,428     920,854       0.0%
*   McClatchy Co. (The) Class A             339,903     472,465       0.0%
    McRae Industries, Inc. Class A            8,800     266,640       0.0%
#   MDC Holdings, Inc.                      345,513   9,273,569       0.2%
#*  Meritage Homes Corp.                     32,608   1,394,644       0.0%
*   Modine Manufacturing Co.                359,468   4,417,862       0.1%
*   Monarch Casino & Resort, Inc.           141,118   2,582,459       0.1%
#   Monro Muffler Brake, Inc.                79,361   4,752,930       0.1%
#*  Motorcar Parts of America, Inc.         123,140   3,599,382       0.1%
    Movado Group, Inc.                      193,258   5,658,594       0.1%
    NACCO Industries, Inc. Class A           37,647   1,843,950       0.0%
    Nathan's Famous, Inc.                    55,586   2,286,808       0.1%
    National American University Holdings,
      Inc.                                      584       1,872       0.0%
    National CineMedia, Inc.                516,488   7,871,277       0.2%
*   Nautilus, Inc.                          360,106   6,053,382       0.1%
#*  Nevada Gold & Casinos, Inc.                 352         591       0.0%
*   New York & Co., Inc.                    633,817   1,603,557       0.0%
    Nexstar Broadcasting Group, Inc.
      Class A                               290,944  17,008,586       0.3%
*   Nobility Homes, Inc.                     43,800     498,225       0.0%
    Nutrisystem, Inc.                       343,502   6,543,713       0.1%
*   Orbitz Worldwide, Inc.                  872,212  10,222,325       0.2%
#*  Overstock.com, Inc.                      66,674   1,431,491       0.0%
    Oxford Industries, Inc.                 172,818  13,730,390       0.3%
*   P&F Industries, Inc. Class A              6,745      43,843       0.0%
#*  Pacific Sunwear of California, Inc.     308,940     648,774       0.0%
    Papa John's International, Inc.         372,067  22,833,752       0.5%
#*  Penn National Gaming, Inc.              102,419   1,646,898       0.0%
#*  Pep Boys-Manny, Moe & Jack (The)        438,115   4,013,133       0.1%
*   Perfumania Holdings, Inc.                56,683     309,489       0.0%
#*  Perry Ellis International, Inc.         115,286   2,757,641       0.1%
#   PetMed Express, Inc.                    209,343   3,313,900       0.1%
#   Pier 1 Imports, Inc.                    257,490   3,257,248       0.1%
*   Pinnacle Entertainment, Inc.             73,537   2,703,220       0.1%
#*  Popeyes Louisiana Kitchen, Inc.         277,691  15,461,835       0.3%
*   QEP Co., Inc.                            33,487     549,354       0.0%
#*  Quantum Fuel Systems Technologies
      Worldwide, Inc.                         5,656      17,420       0.0%
#*  Quiksilver, Inc.                        552,882     917,784       0.0%
#*  Radio One, Inc. Class D                 320,517   1,144,246       0.0%
#*  Rave Restaurant Group, Inc.              39,700     555,006       0.0%
#*  RCI Hospitality Holdings, Inc.           58,292     663,946       0.0%
#*  ReachLocal, Inc.                          4,933      13,812       0.0%
*   Reading International, Inc. Class A     134,925   1,797,201       0.0%
*   Reading International, Inc. Class B      11,620     169,943       0.0%
*   Red Lion Hotels Corp.                   167,008   1,169,056       0.0%
*   Red Robin Gourmet Burgers, Inc.         165,975  12,463,063       0.3%
#*  Regis Corp.                             366,744   6,058,611       0.1%
    Remy International, Inc.                 12,009     267,200       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Rent-A-Center, Inc.                      10,544 $   312,102       0.0%
#*  Rentrak Corp.                            23,948   1,135,135       0.0%
    Rocky Brands, Inc.                       52,846   1,185,864       0.0%
#*  Ruby Tuesday, Inc.                      451,524   3,287,095       0.1%
    Ruth's Hospitality Group, Inc.          372,528   5,420,282       0.1%
#   Saga Communications, Inc. Class A        51,688   2,067,003       0.0%
#   Salem Media Group, Inc. Class A         170,151     830,337       0.0%
#   Scholastic Corp.                          1,706      69,332       0.0%
#*  Scientific Games Corp. Class A          279,139   3,536,691       0.1%
*   Select Comfort Corp.                    384,151  11,839,534       0.2%
#*  Shiloh Industries, Inc.                 153,210   1,781,832       0.0%
    Shoe Carnival, Inc.                     158,857   4,147,756       0.1%
#   Sinclair Broadcast Group, Inc. Class A    4,219     129,270       0.0%
#*  Sizmek, Inc.                            164,264   1,143,277       0.0%
#*  Skechers U.S.A., Inc. Class A           250,726  22,545,282       0.4%
*   Skullcandy, Inc.                        170,319   1,841,148       0.0%
*   Skyline Corp.                            74,294     265,973       0.0%
#*  Smith & Wesson Holding Corp.              6,650      98,852       0.0%
    Sonic Automotive, Inc. Class A          395,323   9,230,792       0.2%
#   Sonic Corp.                             649,021  18,594,452       0.4%
*   Spanish Broadcasting System, Inc.
      Class A                                36,748     227,838       0.0%
    Spartan Motors, Inc.                    170,067     801,016       0.0%
*   Spectrum Group International, Inc.          278     157,348       0.0%
    Speedway Motorsports, Inc.              233,858   5,355,348       0.1%
    Stage Stores, Inc.                      246,063   4,751,477       0.1%
#   Standard Motor Products, Inc.           250,284   9,460,735       0.2%
*   Stanley Furniture Co., Inc.              51,183     137,682       0.0%
    Stein Mart, Inc.                        299,795   3,546,575       0.1%
*   Steiner Leisure, Ltd.                    99,383   4,794,236       0.1%
*   Stoneridge, Inc.                        224,815   2,706,773       0.1%
#   Strattec Security Corp.                  30,152   2,263,511       0.1%
#*  Strayer Education, Inc.                  41,901   2,125,219       0.1%
#   Sturm Ruger & Co., Inc.                 177,580   9,733,160       0.2%
    Superior Industries International, Inc. 236,737   4,403,308       0.1%
    Superior Uniform Group, Inc.            110,946   1,886,082       0.0%
    Sypris Solutions, Inc.                  166,119     254,162       0.0%
#*  Systemax, Inc.                          334,798   3,498,639       0.1%
    Tandy Leather Factory, Inc.             101,284     857,875       0.0%
#*  Tile Shop Holdings, Inc.                 40,563     526,102       0.0%
#*  Tilly's, Inc. Class A                    19,850     264,799       0.0%
*   Tower International, Inc.               111,443   2,881,916       0.1%
#   Town Sports International Holdings,
      Inc.                                  209,735   1,285,676       0.0%
*   Trans World Entertainment Corp.         218,126     820,154       0.0%
#*  Tuesday Morning Corp.                   372,296   5,889,723       0.1%
#*  Tumi Holdings, Inc.                     129,683   3,033,285       0.1%
*   Unifi, Inc.                             162,438   5,732,437       0.1%
*   Universal Electronics, Inc.             175,999   9,493,386       0.2%
    Universal Technical Institute, Inc.     222,094   1,876,694       0.0%
*   US Auto Parts Network, Inc.              62,898     100,637       0.0%
    Value Line, Inc.                         80,059   1,156,853       0.0%
#*  Vera Bradley, Inc.                      142,536   2,029,713       0.0%
#*  Vince Holding Corp.                       6,553     120,772       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Vitamin Shoppe, Inc.                   278,295 $ 11,654,995       0.2%
#*  VOXX International Corp.               186,219    1,774,667       0.0%
*   West Marine, Inc.                      179,250    1,801,463       0.0%
#   Weyco Group, Inc.                      110,462    3,148,167       0.1%
#*  William Lyon Homes Class A              54,259    1,174,707       0.0%
#   Winmark Corp.                           54,523    4,907,615       0.1%
#   Winnebago Industries, Inc.             276,992    5,736,504       0.1%
#*  Xanadoo Co. Class A                        566      195,270       0.0%
#*  Zagg, Inc.                             133,124    1,108,923       0.0%
#*  Zumiez, Inc.                           334,299   10,600,621       0.2%
                                                   ------------      ----
Total Consumer Discretionary                        972,105,676      18.9%
                                                   ------------      ----
Consumer Staples -- (3.2%)
#   Alico, Inc.                             67,574    3,160,436       0.1%
*   Alliance One International, Inc.       820,551    1,083,127       0.0%
    Andersons, Inc. (The)                  259,775   11,089,795       0.2%
#   B&G Foods, Inc.                         36,240    1,101,696       0.0%
#*  Boulder Brands, Inc.                   588,867    5,617,791       0.1%
*   Bridgford Foods Corp.                   72,953      578,152       0.0%
#   Cal-Maine Foods, Inc.                  264,573   11,829,059       0.2%
#   Calavo Growers, Inc.                   131,321    6,651,409       0.1%
*   CCA Industries, Inc.                    35,363      109,272       0.0%
*   Central Garden & Pet Co.                75,174      695,735       0.0%
#*  Central Garden and Pet Co. Class A     314,558    3,082,668       0.1%
#*  Chefs' Warehouse, Inc. (The)            59,574    1,084,843       0.0%
#   Coca-Cola Bottling Co. Consolidated     70,984    8,021,192       0.2%
#*  Coffee Holding Co., Inc.                14,908       72,751       0.0%
#*  Craft Brew Alliance, Inc.               90,610    1,191,521       0.0%
#   Dean Foods Co.                         540,047    8,775,764       0.2%
#*  Diamond Foods, Inc.                     57,953    1,625,002       0.0%
#*  Elizabeth Arden, Inc.                    6,302       88,669       0.0%
#*  Fairway Group Holdings Corp.            18,591       98,718       0.0%
#*  Farmer Bros Co.                         91,120    2,271,622       0.1%
#   Female Health Co. (The)                  3,126        9,128       0.0%
*   Glacier Water Services, Inc.            23,971      341,587       0.0%
    Golden Enterprises, Inc.                99,219      399,853       0.0%
#   Ingles Markets, Inc. Class A           121,384    5,081,134       0.1%
    Inter Parfums, Inc.                    294,027    8,873,735       0.2%
*   Inventure Foods, Inc.                   51,016      497,406       0.0%
    J&J Snack Foods Corp.                  117,633   12,272,651       0.2%
#   John B. Sanfilippo & Son, Inc.          70,333    3,658,019       0.1%
#*  Landec Corp.                           249,441    3,544,557       0.1%
    Liberator Medical Holdings, Inc.         6,507       18,350       0.0%
#*  Lifeway Foods, Inc.                    152,175    3,075,457       0.1%
#   Limoneira Co.                            2,685       61,594       0.0%
*   Mannatech, Inc.                         10,017      193,428       0.0%
#*  Medifast, Inc.                         134,874    4,046,220       0.1%
#   MGP Ingredients, Inc.                  111,890    1,570,936       0.0%
*   National Beverage Corp.                397,528    8,884,751       0.2%
*   Natural Alternatives International,
      Inc.                                  70,731      397,508       0.0%
#*  Natural Grocers by Vitamin Cottage,
      Inc.                                  24,928      656,105       0.0%
#   Nature's Sunshine Products, Inc.       153,100    1,991,831       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Nutraceutical International Corp.       59,666 $  1,163,487       0.0%
#   Oil-Dri Corp. of America                57,161    1,876,024       0.0%
*   Omega Protein Corp.                    159,161    2,034,078       0.1%
#   Orchids Paper Products Co.              57,304    1,231,463       0.0%
#*  Post Holdings, Inc.                     17,706      831,120       0.0%
*   Reliv International, Inc.              102,054      114,300       0.0%
*   Revlon, Inc. Class A                   331,285   12,956,556       0.3%
    Rocky Mountain Chocolate Factory, Inc.  71,128      913,283       0.0%
#*  Roundy's, Inc.                          20,816      104,913       0.0%
*   Scheid Vineyards, Inc. Class A           2,900       89,900       0.0%
    Scope Industries                         8,083    1,846,965       0.0%
#*  Seneca Foods Corp. Class A              33,144      955,210       0.0%
*   Seneca Foods Corp. Class B              11,120      366,460       0.0%
    SpartanNash Co.                        328,132    9,899,742       0.2%
#*  Tofutti Brands, Inc.                    53,404      225,632       0.0%
    United-Guardian, Inc.                   39,576      738,092       0.0%
#   Universal Corp.                        101,424    4,769,971       0.1%
#*  USANA Health Sciences, Inc.            136,370   15,510,724       0.3%
    Village Super Market, Inc. Class A      69,874    2,231,077       0.1%
    WD-40 Co.                              158,294   12,815,482       0.3%
    Weis Markets, Inc.                         249       11,043       0.0%
                                                   ------------       ---
Total Consumer Staples                              194,488,994       3.8%
                                                   ------------       ---
Energy -- (2.6%)
#*  Abraxas Petroleum Corp.                488,085    1,854,723       0.0%
    Adams Resources & Energy, Inc.          38,954    1,815,256       0.0%
#   Alon USA Energy, Inc.                  527,796    8,492,238       0.2%
#*  Alpha Natural Resources, Inc.          481,912      390,349       0.0%
    AMEN Properties, Inc.                      123       74,784       0.0%
#*  Approach Resources, Inc.               202,666    1,777,381       0.0%
*   Barnwell Industries, Inc.               68,834      212,009       0.0%
#*  Basic Energy Services, Inc.            445,487    4,539,513       0.1%
#*  Bill Barrett Corp.                     200,043    2,320,499       0.1%
#*  C&J Energy Services, Ltd.              172,867    3,016,529       0.1%
#*  Callon Petroleum Co.                   408,683    3,653,626       0.1%
#*  Clayton Williams Energy, Inc.          107,032    5,958,471       0.1%
#*  Clean Energy Fuels Corp.               305,021    3,010,557       0.1%
#*  Cloud Peak Energy, Inc.                368,334    2,390,488       0.1%
#   Comstock Resources, Inc.               330,845    1,776,638       0.0%
#*  Contango Oil & Gas Co.                 126,570    3,173,110       0.1%
#*  Dawson Geophysical Co.                 150,649      857,193       0.0%
#   DHT Holdings, Inc.                     192,025    1,536,200       0.0%
*   Earthstone Energy, Inc.                  1,000       26,750       0.0%
#*  Emerald Oil, Inc.                      356,723      228,303       0.0%
#   Energy XXI, Ltd.                            50          218       0.0%
#*  ENGlobal Corp.                         238,421      386,242       0.0%
#   EnLink Midstream LLC                   125,020    4,394,453       0.1%
*   Era Group, Inc.                         30,187      669,548       0.0%
    Evolution Petroleum Corp.               27,969      192,427       0.0%
#*  FieldPoint Petroleum Corp.              49,014       96,067       0.0%
    GasLog, Ltd.                             3,624       80,779       0.0%
#*  Gastar Exploration, Inc.               466,152    1,692,132       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES     VALUE+   OF NET ASSETS**
                                           --------- ---------- ---------------
Energy -- (Continued)
#*     Geospace Technologies Corp.            69,429 $1,499,666       0.0%
#*     Goodrich Petroleum Corp.               71,912    278,299       0.0%
#      Green Plains, Inc.                    318,456  9,916,720       0.2%
#      Gulf Island Fabrication, Inc.         111,375  1,469,036       0.0%
#      Gulfmark Offshore, Inc. Class A       112,621  1,690,441       0.0%
#      Hallador Energy Co.                     1,400     16,086       0.0%
#*     Harvest Natural Resources, Inc.       215,258    137,808       0.0%
#*     Hercules Offshore, Inc.               365,365    294,155       0.0%
#*     HKN, Inc.                               1,132     56,600       0.0%
#*     Hornbeck Offshore Services, Inc.        6,673    152,478       0.0%
#*     ION Geophysical Corp.               1,119,710  2,552,939       0.1%
*      Jones Energy, Inc. Class A              1,900     19,494       0.0%
#*     Key Energy Services, Inc.             862,608  2,104,763       0.1%
*      Matrix Service Co.                    247,862  5,445,528       0.1%
*      Mexco Energy Corp.                      8,988     47,322       0.0%
#*     Mitcham Industries, Inc.               80,711    395,484       0.0%
*      Natural Gas Services Group, Inc.       62,462  1,583,412       0.0%
#*     Newpark Resources, Inc.               907,191  9,307,780       0.2%
#*     Nordic American Offshore, Ltd.            571      5,385       0.0%
#      Nordic American Tankers, Ltd.          66,007    807,266       0.0%
#*     Northern Oil and Gas, Inc.            320,656  2,834,599       0.1%
#*     Nuverra Environmental Solutions,
         Inc.                                136,121    552,651       0.0%
#*     Overseas Shipholding Group, Inc.       18,861     63,939       0.0%
#*     Pacific Ethanol, Inc.                      31        371       0.0%
#      Panhandle Oil and Gas, Inc. Class A   123,736  2,821,181       0.1%
#*     Parker Drilling Co.                   876,045  3,285,169       0.1%
#*     Penn Virginia Corp.                   605,843  4,047,031       0.1%
#*     PetroQuest Energy, Inc.               544,539  1,459,364       0.0%
#*     PHI, Inc. Non-Voting                  111,940  3,507,080       0.1%
*      PHI, Inc. Voting                        9,745    298,441       0.0%
*      Pioneer Energy Services Corp.         427,910  3,187,929       0.1%
#*     Renewable Energy Group, Inc.          195,165  1,797,470       0.0%
#*     REX American Resources Corp.          149,235  9,434,637       0.2%
#*     Rex Energy Corp.                      296,053  1,480,265       0.0%
#*     RigNet, Inc.                           44,935  1,683,265       0.0%
*      Ring Energy, Inc.                       3,968     48,171       0.0%
#*     Royale Energy, Inc.                    45,629     75,288       0.0%
#      Scorpio Tankers, Inc.                 206,320  1,927,029       0.0%
#*     SEACOR Holdings, Inc.                  13,226    961,001       0.0%
#*     Seventy Seven Energy, Inc.              9,763     49,498       0.0%
#      Ship Finance International, Ltd.          912     14,373       0.0%
*      Steel Excel, Inc.                      73,655  1,476,783       0.0%
#*     Swift Energy Co.                       55,787    168,477       0.0%
#*     Synergy Resources Corp.               726,668  8,705,483       0.2%
(o)#*  Syntroleum Corp.                       44,574    132,668       0.0%
       Teekay Tankers, Ltd. Class A           68,226    429,824       0.0%
#      Tesco Corp.                           181,013  2,327,827       0.1%
*      TETRA Technologies, Inc.              590,106  4,260,565       0.1%
#*     Triangle Petroleum Corp.              683,458  4,080,244       0.1%
#*     Uranium Energy Corp.                   33,999     88,397       0.0%
#*     US Energy Corp. Wyoming                71,870     89,119       0.0%
#*     Vaalco Energy, Inc.                   602,505  1,488,187       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Energy -- (Continued)
#   W&T Offshore, Inc.                     185,160 $  1,190,579       0.0%
#*  Warren Resources, Inc.                 477,835      516,062       0.0%
*   Westmoreland Coal Co.                   27,333      776,804       0.0%
*   Willbros Group, Inc.                   348,147      870,367       0.0%
*   Yuma Energy, Inc.                       22,699       21,678       0.0%
                                                   ------------       ---
Total Energy                                        158,548,961       3.1%
                                                   ------------       ---
Financials -- (15.0%)
*   1st Constitution Bancorp                17,121      194,152       0.0%
#   1st Source Corp.                       192,961    6,004,946       0.1%
    A-Mark Precious Metals, Inc.            69,658      736,982       0.0%
    Access National Corp.                   59,660    1,127,574       0.0%
    Alliance Bancorp, Inc. of Pennsylvania  13,199      275,199       0.0%
#*  Altisource Asset Management Corp.        9,319    2,087,456       0.1%
#*  Ambac Financial Group, Inc.            185,274    4,263,155       0.1%
    Ameriana Bancorp                        20,650      340,725       0.0%
    American Equity Investment Life
      Holding Co.                          300,160    8,089,312       0.2%
*   American Independence Corp.              3,596       36,571       0.0%
#   American National Bankshares, Inc.      54,265    1,221,505       0.0%
*   American River Bankshares               20,521      200,080       0.0%
    Ameris Bancorp                         161,768    4,042,582       0.1%
    AMERISAFE, Inc.                        151,464    6,844,658       0.1%
#   AmeriServ Financial, Inc.              189,054      606,863       0.0%
*   Anchor Bancorp, Inc.                       800       17,620       0.0%
    Argo Group International Holdings,
      Ltd.                                  58,072    2,844,947       0.1%
#   Arrow Financial Corp.                  121,738    3,172,492       0.1%
    ASB Financial Corp.                      4,400       56,760       0.0%
*   Asta Funding, Inc.                      50,151      421,268       0.0%
    Astoria Financial Corp.                695,725    9,162,698       0.2%
    Atlantic American Corp.                  7,131       28,239       0.0%
#*  Atlantic Coast Financial Corp.             738        3,092       0.0%
*   Atlanticus Holdings Corp.              140,864      387,376       0.0%
    Auburn National Bancorporation, Inc.    11,571      287,019       0.0%
*   AV Homes, Inc.                          80,688    1,273,257       0.0%
    Baldwin & Lyons, Inc. Class A            3,548       84,584       0.0%
    Baldwin & Lyons, Inc. Class B           90,872    2,061,886       0.1%
    Banc of California, Inc.                41,921      519,820       0.0%
#   Bancfirst Corp.                        118,884    6,861,984       0.1%
    Bancorp of New Jersey, Inc.              1,246       14,204       0.0%
#*  Bancorp, Inc. (The)                    252,260    2,457,012       0.1%
#   Bank Mutual Corp.                      171,133    1,230,446       0.0%
    Bank of Commerce Holdings               19,956      113,749       0.0%
    Bank of Kentucky Financial Corp (The)   28,520    1,365,823       0.0%
    BankFinancial Corp.                    210,776    2,697,933       0.1%
    Banner Corp.                           177,654    8,033,514       0.2%
    Bar Harbor Bankshares                   40,992    1,443,328       0.0%
    BBCN Bancorp, Inc.                     781,685   11,092,110       0.2%
*   BBX Capital Corp. Class A               11,845      217,119       0.0%
    BCB Bancorp, Inc.                       54,608      668,402       0.0%
#*  Bear State Financial, Inc.              50,526      502,228       0.0%
*   Beneficial Bancorp, Inc.               184,724    2,142,798       0.1%
#   Berkshire Bancorp, Inc.                 10,471       83,768       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    Berkshire Hills Bancorp, Inc.           172,465 $ 4,830,745       0.1%
    BGC Partners, Inc. Class A              401,199   4,026,032       0.1%
    BNC Bancorp                               2,210      40,333       0.0%
*   BNCCORP, Inc.                            12,585     212,687       0.0%
#*  BofI Holding, Inc.                      169,744  15,584,197       0.3%
    Boston Private Financial Holdings, Inc. 851,743  11,200,420       0.2%
#   Bridge Bancorp, Inc.                     41,930   1,059,571       0.0%
*   Bridge Capital Holdings                  47,800   1,292,990       0.0%
    Brookline Bancorp, Inc.                 618,332   6,659,436       0.1%
*   Brunswick Bancorp                           120         600       0.0%
#   Bryn Mawr Bank Corp.                    102,888   3,095,900       0.1%
    C&F Financial Corp.                      14,164     496,590       0.0%
    Calamos Asset Management, Inc. Class A  149,909   1,854,374       0.0%
    California First National Bancorp        81,133   1,102,597       0.0%
#   Camden National Corp.                    76,363   2,926,230       0.1%
    Cape Bancorp, Inc.                        8,655      83,954       0.0%
#*  Capital Bank Financial Corp. Class A     33,625     911,910       0.0%
#   Capital City Bank Group, Inc.           149,273   2,100,271       0.1%
*   Capital Properties, Inc. Class A         11,044     144,676       0.0%
    Cardinal Financial Corp.                292,165   6,027,364       0.1%
*   Carolina Bank Holdings, Inc.              4,335      47,728       0.0%
*   Carver Bancorp, Inc.                        300       1,299       0.0%
*   Cascade Bancorp                         113,446     546,810       0.0%
#   Cash America International, Inc.        171,652   4,449,220       0.1%
#   Centerstate Banks, Inc.                  68,700     835,392       0.0%
    Central Pacific Financial Corp.         113,301   2,594,593       0.1%
    Century Bancorp, Inc. Class A            18,900     730,107       0.0%
#   Charter Financial Corp.                   2,335      27,950       0.0%
    Chemical Financial Corp.                239,864   7,411,798       0.2%
    Chicopee Bancorp, Inc.                   26,112     426,670       0.0%
#   Citizens & Northern Corp.                   525      10,416       0.0%
    Citizens Community Bancorp, Inc.          4,432      40,110       0.0%
*   Citizens First Corp.                      1,442      18,025       0.0%
#   Citizens Holding Co.                      9,925     188,178       0.0%
#*  Citizens, Inc.                          389,685   2,197,823       0.1%
#   City Holding Co.                        162,711   7,479,825       0.2%
    CKX Lands, Inc.                          14,943     212,938       0.0%
#   Clifton Bancorp, Inc.                    82,970   1,132,540       0.0%
#   CNB Financial Corp.                      54,933     943,749       0.0%
    CoBiz Financial, Inc.                   227,561   2,733,008       0.1%
    Codorus Valley Bancorp, Inc.             12,094     252,281       0.0%
*   Colony Bankcorp, Inc.                    37,943     318,342       0.0%
    Columbia Banking System, Inc.           373,637  11,097,019       0.2%
    Commercial National Financial Corp.      10,640     254,296       0.0%
    Community Bank Shares of Indiana, Inc.    2,877      80,326       0.0%
#   Community Bank System, Inc.             320,064  11,186,237       0.2%
*   Community Bankers Trust Corp.             2,000       8,920       0.0%
    Community Trust Bancorp, Inc.           151,208   4,850,753       0.1%
    Community West Bancshares                12,713      85,940       0.0%
#*  CommunityOne Bancorp                        216       2,128       0.0%
#   ConnectOne Bancorp, Inc.                150,566   2,893,879       0.1%
#   Consolidated-Tomoka Land Co.             52,754   2,887,754       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
#*  Consumer Portfolio Services, Inc.        72,239 $   461,607       0.0%
#*  Cowen Group, Inc. Class A               350,148   1,957,327       0.0%
    Crawford & Co. Class A                  281,599   2,041,593       0.0%
#   Crawford & Co. Class B                  145,019   1,184,805       0.0%
*   Customers Bancorp, Inc.                  43,545   1,097,769       0.0%
#   CVB Financial Corp.                     262,193   4,103,320       0.1%
*   DGT Holdings Corp.                       12,563     211,058       0.0%
    Diamond Hill Investment Group, Inc.         710     129,362       0.0%
    Dime Community Bancshares, Inc.         311,420   4,957,806       0.1%
#   Donegal Group, Inc. Class A             168,796   2,550,508       0.1%
#   Donegal Group, Inc. Class B              34,951     708,632       0.0%
    Eagle Bancorp Montana, Inc.                 578       6,318       0.0%
*   Eagle Bancorp, Inc.                      15,903     586,185       0.0%
    Eastern Virginia Bankshares, Inc.         8,084      50,929       0.0%
#*  eHealth, Inc.                           109,773   1,345,817       0.0%
    EMC Insurance Group, Inc.               116,209   4,025,480       0.1%
    Employers Holdings, Inc.                264,398   6,453,955       0.1%
#*  Encore Capital Group, Inc.              306,219  12,383,496       0.3%
#*  Enova International, Inc.                76,496   1,415,941       0.0%
#   Enterprise Bancorp, Inc.                 36,296     778,912       0.0%
    Enterprise Financial Services Corp.      62,479   1,282,694       0.0%
    ESSA Bancorp, Inc.                       57,242     735,560       0.0%
    Evans Bancorp, Inc.                      11,667     285,550       0.0%
#*  Ezcorp, Inc. Class A                    141,922   1,305,682       0.0%
*   Farmers Capital Bank Corp.               22,878     534,430       0.0%
    FBL Financial Group, Inc. Class A       269,981  15,731,793       0.3%
    Federal Agricultural Mortgage Corp.
      Class A                                 4,200     106,995       0.0%
#   Federal Agricultural Mortgage Corp.
      Class C                                77,773   2,445,183       0.1%
    Federated National Holding Co.          124,826   3,594,989       0.1%
    Fidelity Southern Corp.                 101,177   1,699,774       0.0%
    Financial Institutions, Inc.             75,110   1,768,840       0.0%
*   First Acceptance Corp.                   59,247     170,039       0.0%
    First Bancorp of Indiana, Inc.            1,400      22,400       0.0%
#   First Bancorp, Inc.                      74,352   1,240,191       0.0%
*   First BanCorp.(318672706)               395,019   2,374,064       0.1%
#   First Bancorp.(318910106)               142,584   2,314,138       0.1%
*   First Bancshares, Inc.                    5,228      37,798       0.0%
    First Bancshares, Inc. (The)              4,544      73,386       0.0%
    First Busey Corp.                       505,044   3,151,475       0.1%
    First Business Financial Services, Inc.   8,241     374,306       0.0%
*   First Cash Financial Services, Inc.      37,724   1,823,578       0.0%
#   First Commonwealth Financial Corp.      779,382   7,030,026       0.1%
    First Community Bancshares, Inc.        110,595   1,853,572       0.0%
#   First Connecticut Bancorp, Inc.          17,443     257,808       0.0%
    First Defiance Financial Corp.           69,039   2,416,365       0.1%
    First Federal of Northern Michigan
      Bancorp, Inc.                          13,700      82,063       0.0%
    First Financial Bancorp                 379,934   6,557,661       0.1%
#   First Financial Corp.                   120,828   4,102,111       0.1%
    First Financial Northwest, Inc.          46,371     551,815       0.0%
    First Interstate Bancsystem, Inc.       132,274   3,579,334       0.1%
#*  First Marblehead Corp. (The)              4,947      31,216       0.0%
    First Merchants Corp.                   262,595   5,926,769       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
         First Midwest Bancorp, Inc.        605,259 $10,349,929       0.2%
*        First NBC Bank Holding Co.          13,833     486,645       0.0%
(o)(o)*  First Place Financial Corp.        153,683          12       0.0%
         First South Bancorp, Inc.           59,381     497,019       0.0%
#*       First United Corp.                  31,308     269,249       0.0%
#        First West Virginia Bancorp, Inc.    1,187      26,411       0.0%
#*       Flagstar Bancorp, Inc.             187,282   3,217,505       0.1%
         Flushing Financial Corp.           225,756   4,325,485       0.1%
#*       Forestar Group, Inc.               286,710   4,231,840       0.1%
         Fox Chase Bancorp, Inc.             59,633     991,697       0.0%
#*       FRP Holdings, Inc.                  92,577   3,214,273       0.1%
#        FXCM, Inc. Class A                 278,968     560,726       0.0%
#        Gain Capital Holdings, Inc.        120,670   1,192,220       0.0%
#        German American Bancorp, Inc.       65,691   1,879,420       0.0%
         Glacier Bancorp, Inc.              202,468   5,333,007       0.1%
#*       Global Indemnity P.L.C.             56,451   1,549,580       0.0%
         Gouverneur Bancorp, Inc.             4,366      62,106       0.0%
#        Great Southern Bancorp, Inc.        82,319   3,245,015       0.1%
#*       Green Dot Corp. Class A            323,610   5,210,121       0.1%
#        Greenhill & Co., Inc.              204,742   8,097,546       0.2%
*        Greenlight Capital Re, Ltd.
           Class A                          225,911   6,865,435       0.1%
#        Griffin Land & Nurseries, Inc.      48,979   1,533,043       0.0%
#        Guaranty Bancorp                    63,993   1,007,250       0.0%
         Guaranty Federal Bancshares, Inc.   17,335     257,251       0.0%
*        Hallmark Financial Services, Inc.  107,599   1,192,197       0.0%
*        Hampton Roads Bankshares, Inc.       8,405      14,961       0.0%
         Hanmi Financial Corp.              264,275   5,623,772       0.1%
         Harleysville Savings Financial
           Corp.                             12,400     229,400       0.0%
#        Hawthorn Bancshares, Inc.            6,195      86,111       0.0%
#        HCI Group, Inc.                    118,152   5,149,064       0.1%
         Heartland Financial USA, Inc.      134,379   4,623,981       0.1%
         Heritage Commerce Corp.            110,586     985,321       0.0%
         Heritage Financial Corp.           153,995   2,602,515       0.1%
         Heritage Financial Group, Inc.      16,112     443,080       0.0%
         HF Financial Corp.                  34,791     507,601       0.0%
         HFF, Inc. Class A                  346,628  13,584,351       0.3%
*        Hilltop Holdings, Inc.             420,451   8,455,270       0.2%
         Hingham Institution for Savings     14,511   1,607,819       0.0%
*        HMN Financial, Inc.                 37,346     441,056       0.0%
         Home Bancorp, Inc.                   4,852     105,046       0.0%
*        HomeStreet, Inc.                    29,251     604,911       0.0%
*        HomeTrust Bancshares, Inc.           6,602     103,255       0.0%
         HopFed Bancorp, Inc.                18,198     236,392       0.0%
         Horace Mann Educators Corp.        424,649  14,425,327       0.3%
#        Horizon Bancorp                     36,923     862,152       0.0%
         Hudson Valley Holding Corp.         20,209     499,971       0.0%
*        Imperial Holdings, Inc.              2,803      18,724       0.0%
         Independence Holding Co.            71,308     887,072       0.0%
#        Independent Bank Corp.(453836108)  188,911   7,881,367       0.2%
         Independent Bank Corp.(453838609)   34,130     451,881       0.0%
#        Independent Bank Group, Inc.         9,028     347,578       0.0%
         Infinity Property & Casualty Corp. 133,271   9,882,045       0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
#   Interactive Brokers Group, Inc. Class A 540,769 $18,359,108       0.4%
#*  InterGroup Corp. (The)                    6,500     129,285       0.0%
#*  INTL. FCStone, Inc.                      98,745   3,169,714       0.1%
*   Investment Technology Group, Inc.       183,463   5,226,861       0.1%
#   Investors Bancorp, Inc.                   6,688      79,186       0.0%
    Investors Title Co.                      21,120   1,559,078       0.0%
*   Jacksonville Bancorp, Inc.                  259       2,881       0.0%
    JMP Group LLC                            83,927     646,238       0.0%
*   JW Mays, Inc.                             2,700     131,085       0.0%
#*  KCG Holdings, Inc. Class A               96,764   1,242,450       0.0%
#*  Kearny Financial Corp.                   35,232     469,995       0.0%
    Kentucky First Federal Bancorp           38,012     312,079       0.0%
#*  Ladenburg Thalmann Financial Services,
      Inc.                                  114,936     387,334       0.0%
    Lake Shore Bancorp, Inc.                  3,521      47,534       0.0%
    Lakeland Bancorp, Inc.                  228,182   2,589,866       0.1%
    Lakeland Financial Corp.                111,465   4,352,708       0.1%
    Landmark Bancorp, Inc.                   14,819     382,627       0.0%
    LegacyTexas Financial Group, Inc.       390,322   9,933,695       0.2%
#*  LendingTree, Inc.                        40,001   2,201,255       0.1%
    LNB Bancorp, Inc.                        58,795   1,057,134       0.0%
    Louisiana Bancorp, Inc.                   1,237      25,742       0.0%
#   Macatawa Bank Corp.                     202,123   1,061,146       0.0%
*   Magyar Bancorp, Inc.                     15,818     136,114       0.0%
#   Maiden Holdings, Ltd.                   377,549   5,485,787       0.1%
    MainSource Financial Group, Inc.        135,270   2,603,947       0.1%
*   Malvern Bancorp, Inc.                     8,513     114,926       0.0%
    Manning & Napier, Inc.                   13,124     139,508       0.0%
*   Marcus & Millichap, Inc.                  6,855     242,530       0.0%
    Marlin Business Services Corp.           70,265   1,403,192       0.0%
#*  Maui Land & Pineapple Co., Inc.          49,270     279,361       0.0%
*   MBT Financial Corp.                      43,912     252,055       0.0%
#   Meadowbrook Insurance Group, Inc.       454,352   3,880,166       0.1%
#   Mercantile Bank Corp.                    49,248     976,095       0.0%
    Merchants Bancshares, Inc.               61,287   1,805,515       0.0%
*   Meridian Bancorp, Inc.                  132,153   1,698,166       0.0%
    Meta Financial Group, Inc.               29,273   1,197,558       0.0%
    Metro Bancorp, Inc.                     126,701   3,248,614       0.1%
    Mid Penn Bancorp, Inc.                    7,759     120,963       0.0%
#   MidSouth Bancorp, Inc.                   59,150     767,176       0.0%
    MidWestOne Financial Group, Inc.         16,539     483,766       0.0%
#*  MSB Financial Corp.                       2,696      31,179       0.0%
    MutualFirst Financial, Inc.              39,230     845,406       0.0%
    National Bank Holdings Corp. Class A     47,800     908,200       0.0%
#   National Interstate Corp.               144,712   4,054,830       0.1%
    National Penn Bancshares, Inc.          352,815   3,669,276       0.1%
    National Security Group, Inc. (The)      12,602     181,091       0.0%
    National Western Life Insurance Co.
      Class A                                12,021   2,880,352       0.1%
#*  Naugatuck Valley Financial Corp.          7,309      67,901       0.0%
*   Navigators Group, Inc. (The)             83,060   6,482,833       0.1%
#   NBT Bancorp, Inc.                       298,734   7,214,426       0.2%
    New Hampshire Thrift Bancshares, Inc.    21,740     338,057       0.0%
    NewBridge Bancorp                       165,705   1,333,925       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
#*  NewStar Financial, Inc.                 194,699 $ 2,239,038       0.1%
*   Nicholas Financial, Inc.                 43,559     550,150       0.0%
    Northeast Bancorp                         4,362      40,785       0.0%
    Northeast Community Bancorp, Inc.        24,952     189,386       0.0%
#   Northfield Bancorp, Inc.                291,765   4,210,169       0.1%
    Northrim BanCorp, Inc.                   44,897   1,118,833       0.0%
    Northway Financial, Inc.                  1,076      22,488       0.0%
#   Northwest Bancshares, Inc.              582,466   7,170,156       0.1%
#   Norwood Financial Corp.                  10,591     316,565       0.0%
#   Ocean Shore Holding Co.                  20,561     321,163       0.0%
    OceanFirst Financial Corp.              117,015   1,963,512       0.0%
    OFG Bancorp                             368,126   5,186,895       0.1%
    Ohio Valley Banc Corp.                   16,910     379,883       0.0%
#   Old Line Bancshares, Inc.                22,285     357,897       0.0%
    Old National Bancorp.                   299,728   4,094,284       0.1%
*   Old Second Bancorp, Inc.                120,505     709,172       0.0%
#   OneBeacon Insurance Group, Ltd. Class A  14,623     220,515       0.0%
#   Oppenheimer Holdings, Inc. Class A       17,944     428,682       0.0%
    Oritani Financial Corp.                 383,926   5,720,497       0.1%
    Pacific Continental Corp.                92,747   1,196,436       0.0%
*   Pacific Mercantile Bancorp                8,084      58,124       0.0%
*   Pacific Premier Bancorp, Inc.            83,265   1,303,930       0.0%
#   PacWest Bancorp                          29,581   1,334,103       0.0%
#   Park National Corp.                      35,882   2,962,418       0.1%
    Park Sterling Corp.                     254,160   1,702,872       0.0%
*   Patriot National Bancorp, Inc.              290       4,495       0.0%
#   Peapack Gladstone Financial Corp.       106,810   2,235,533       0.1%
#   Penns Woods Bancorp, Inc.                36,061   1,571,899       0.0%
*   PennyMac Financial Services, Inc.
      Class A                                 2,460      46,445       0.0%
    Peoples Bancorp of North Carolina, Inc.  15,956     295,186       0.0%
    Peoples Bancorp, Inc.(709788202)          3,331     104,593       0.0%
    Peoples Bancorp, Inc.(709789101)         95,501   2,214,668       0.1%
#*  PHH Corp.                               178,773   4,490,778       0.1%
#*  Phoenix Cos., Inc. (The)                 47,405   1,616,985       0.0%
*   PICO Holdings, Inc.                     182,001   3,277,838       0.1%
#   Pinnacle Financial Partners, Inc.       326,603  15,562,633       0.3%
*   Piper Jaffray Cos.                        4,037     203,667       0.0%
    Preferred Bank                           59,808   1,685,389       0.0%
    Premier Financial Bancorp, Inc.          47,695     710,179       0.0%
    PrivateBancorp, Inc.                      4,886     181,124       0.0%
    Provident Financial Holdings, Inc.       69,195   1,145,177       0.0%
    Provident Financial Services, Inc.      161,452   2,906,136       0.1%
    Prudential Bancorp, Inc.                 27,615     361,480       0.0%
#   PSB Holdings, Inc.                        1,113       8,481       0.0%
    Pulaski Financial Corp.                  85,066   1,124,573       0.0%
#   Pzena Investment Management, Inc.
      Class A                                56,693     521,576       0.0%
    QC Holdings, Inc.                       171,139     347,412       0.0%
    QCR Holdings, Inc.                          100       1,854       0.0%
#   RCS Capital Corp. Class A                42,483     364,929       0.0%
#*  Regional Management Corp.                19,423     313,681       0.0%
#   Renasant Corp.                          193,971   5,762,878       0.1%
    Republic Bancorp, Inc. Class A          195,944   4,659,548       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
#*  Republic First Bancorp, Inc.             76,545 $   275,562       0.0%
#   Resource America, Inc. Class A          169,832   1,450,365       0.0%
    Riverview Bancorp, Inc.                 102,676     454,855       0.0%
*   Royal Bancshares of Pennsylvania, Inc.
      Class A                                26,610      47,898       0.0%
#   S&T Bancorp, Inc.                       221,051   5,946,272       0.1%
#*  Safeguard Scientifics, Inc.             178,199   3,205,800       0.1%
    Safety Insurance Group, Inc.             99,667   5,795,636       0.1%
#   Salisbury Bancorp, Inc.                   7,752     234,498       0.0%
#   Sandy Spring Bancorp, Inc.              184,065   4,796,734       0.1%
    SB Financial Group, Inc.                  2,810      30,517       0.0%
#*  Seacoast Banking Corp. of Florida        37,681     526,027       0.0%
#*  Security National Financial Corp.
      Class A                                24,362     141,543       0.0%
*   Select Bancorp, Inc.                      9,127      64,345       0.0%
    Selective Insurance Group, Inc.         157,685   4,248,034       0.1%
*   Shore Bancshares, Inc.                   35,120     323,455       0.0%
    SI Financial Group, Inc.                 20,041     241,895       0.0%
*   Siebert Financial Corp.                  13,141      21,945       0.0%
    Sierra Bancorp                           88,637   1,451,874       0.0%
    Simmons First National Corp. Class A    143,717   6,287,619       0.1%
#   South State Corp.                       141,224   9,563,689       0.2%
#*  Southcoast Financial Corp.                4,265      35,186       0.0%
*   Southern First Bancshares, Inc.          30,135     542,430       0.0%
    Southern Missouri Bancorp, Inc.          15,664     295,580       0.0%
#   Southern National Bancorp of Virginia,
      Inc.                                    1,014      11,965       0.0%
#   Southside Bancshares, Inc.              169,432   4,628,888       0.1%
    Southwest Bancorp, Inc.                 135,078   2,327,394       0.1%
    Southwest Georgia Financial Corp.        12,047     164,622       0.0%
    State Auto Financial Corp.               84,922   2,005,858       0.0%
#   State Bank Financial Corp.               17,505     350,275       0.0%
    Sterling Bancorp.                       771,430  10,013,161       0.2%
    Stewart Information Services Corp.      187,034   6,826,741       0.1%
#   Stock Yards Bancorp, Inc.               128,732   4,479,874       0.1%
*   Stratus Properties, Inc.                 70,975     965,615       0.0%
    Suffolk Bancorp                         116,114   2,782,091       0.1%
    Summit State Bank                         1,118      15,149       0.0%
#*  Sun Bancorp, Inc.                        57,146   1,081,774       0.0%
    Sussex Bancorp                            8,000      89,600       0.0%
#*  Tejon Ranch Co.                         213,247   5,267,201       0.1%
#   Territorial Bancorp, Inc.                41,856     966,874       0.0%
    Timberland Bancorp, Inc.                 70,526     733,470       0.0%
#   Tompkins Financial Corp.                 92,170   4,806,665       0.1%
#   TowneBank                               132,248   2,188,704       0.1%
    Trico Bancshares                        161,789   3,772,919       0.1%
*   Trinity Place Holdings, Inc.            143,600   1,191,880       0.0%
#*  TriState Capital Holdings, Inc.           6,581      82,263       0.0%
#   TrustCo Bank Corp. NY                   756,698   5,047,176       0.1%
#   Trustmark Corp.                           2,120      50,456       0.0%
*   Unico American Corp.                    113,843   1,206,736       0.0%
#   Union Bankshares Corp.                  266,683   5,803,022       0.1%
#   Union Bankshares, Inc.                   14,917     406,339       0.0%
    United Bancshares, Inc.                   6,297      94,172       0.0%
    United Community Bancorp                  1,415      18,041       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Financials -- (Continued)
    United Community Banks, Inc.           331,111 $  6,161,976       0.1%
#   United Community Financial Corp.       292,172    1,574,807       0.0%
    United Financial Bancorp, Inc.         306,779    3,911,432       0.1%
    United Fire Group, Inc.                189,221    5,652,031       0.1%
#   United Insurance Holdings Corp.         34,706      577,161       0.0%
*   United Security Bancshares             115,887      586,388       0.0%
    Unity Bancorp, Inc.                     36,063      333,943       0.0%
#   Universal Insurance Holdings, Inc.     394,610    9,478,532       0.2%
    Univest Corp. of Pennsylvania          105,013    2,048,804       0.1%
#   Virtus Investment Partners, Inc.        25,418    3,396,353       0.1%
    VSB Bancorp, Inc.                        2,848       35,386       0.0%
*   Walker & Dunlop, Inc.                  187,555    3,589,803       0.1%
#*  Walter Investment Management Corp.       5,902      103,934       0.0%
#   Washington Trust Bancorp, Inc.         129,604    4,797,940       0.1%
    Waterstone Financial, Inc.              94,486    1,203,752       0.0%
    Wayne Savings Bancshares, Inc.           3,361       44,668       0.0%
    WesBanco, Inc.                         330,846   10,424,957       0.2%
#   West Bancorporation, Inc.               89,233    1,691,858       0.0%
#   Westamerica Bancorporation              41,683    1,815,295       0.0%
*   Western Alliance Bancorp               537,445   16,617,799       0.3%
    Westfield Financial, Inc.              147,645    1,144,249       0.0%
    Westwood Holdings Group, Inc.           65,982    3,865,885       0.1%
    Wilshire Bancorp, Inc.                 781,354    8,243,285       0.2%
#   WisdomTree Investments, Inc.           109,059    2,076,483       0.1%
#*  World Acceptance Corp.                 140,586   11,896,387       0.2%
*   Wright Investors' Service Holdings,
      Inc.                                 109,400      199,655       0.0%
    WSFS Financial Corp.                    21,320    1,517,344       0.0%
    WVS Financial Corp.                     12,479      154,615       0.0%
*   Yadkin Financial Corp.                  35,035      689,489       0.0%
                                                   ------------      ----
Total Financials                                    910,003,498      17.6%
                                                   ------------      ----
Health Care -- (9.1%)
#   Abaxis, Inc.                            78,807    5,043,648       0.1%
#*  Accelerate Diagnostics, Inc.             5,975      136,230       0.0%
*   Accretive Health, Inc.                  10,148       57,032       0.0%
    Aceto Corp.                            310,281    6,013,246       0.1%
#*  Acorda Therapeutics, Inc.              244,689    7,357,798       0.1%
#   Adcare Health Systems, Inc.              2,242        9,035       0.0%
*   Addus HomeCare Corp.                    29,556      793,283       0.0%
#*  Affymetrix, Inc.                       696,204    8,444,954       0.2%
#*  Albany Molecular Research, Inc.        370,880    6,698,093       0.1%
#*  Alliance HealthCare Services, Inc.      89,483    1,903,303       0.0%
#*  Allied Healthcare Products, Inc.        22,068       33,543       0.0%
*   Almost Family, Inc.                     50,102    2,168,415       0.0%
#*  Alphatec Holdings, Inc.                240,411      341,384       0.0%
#*  AMAG Pharmaceuticals, Inc.             130,184    6,635,478       0.1%
#*  Amedisys, Inc.                         223,800    6,223,878       0.1%
#*  American Shared Hospital Services       35,563       94,598       0.0%
*   Amicus Therapeutics, Inc.                1,613       16,227       0.0%
*   AMN Healthcare Services, Inc.          464,101   10,586,144       0.2%
*   Anacor Pharmaceuticals, Inc.             3,722      196,112       0.0%
#   Analogic Corp.                         136,353   11,521,828       0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
#*    AngioDynamics, Inc.                   270,523 $ 4,515,029       0.1%
*     ANI Pharmaceuticals, Inc.               2,387     145,559       0.0%
#*    Anika Therapeutics, Inc.              176,256   6,013,855       0.1%
#*    Anthera Pharmaceuticals, Inc.          13,108      56,233       0.0%
*     Arqule, Inc.                           61,282     125,628       0.0%
*     Arrhythmia Research Technology, Inc.   16,626     113,556       0.0%
      Atrion Corp.                           19,861   6,451,846       0.1%
#*    Bio-Reference Laboratories, Inc.      189,729   6,283,824       0.1%
#*    Bioanalytical Systems, Inc.             7,157      14,386       0.0%
#*    Biodel, Inc.                           39,257      45,146       0.0%
#*    Biolase, Inc.                           2,035       4,131       0.0%
#*    BioScrip, Inc.                        742,672   3,490,558       0.1%
*     Biospecifics Technologies Corp.        32,610   1,249,289       0.0%
*     Biota Pharmaceuticals, Inc.            76,328     173,265       0.0%
#*    BioTelemetry, Inc.                    228,042   1,826,616       0.0%
*     Bovie Medical Corp.                   117,415     360,464       0.0%
*     Cambrex Corp.                         359,538  13,838,618       0.3%
      Cantel Medical Corp.                  292,355  13,094,580       0.3%
*     Capital Senior Living Corp.           294,334   7,702,721       0.2%
*     Catalyst Pharmaceutical Partners,
        Inc.                                 25,086      79,272       0.0%
#*    Celsion Corp.                          18,314      50,180       0.0%
#*    ChemoCentryx, Inc.                      3,800      25,422       0.0%
*     Cogentix Medical, Inc.                  8,849      14,070       0.0%
#     Computer Programs & Systems, Inc.     113,229   5,925,274       0.1%
      CONMED Corp.                          251,543  12,635,005       0.3%
#*    Corcept Therapeutics, Inc.            199,501   1,151,121       0.0%
*     Corvel Corp.                          268,208   9,585,754       0.2%
*     Cross Country Healthcare, Inc.        281,002   3,119,122       0.1%
      CryoLife, Inc.                        267,290   2,726,358       0.1%
#*    Cumberland Pharmaceuticals, Inc.      169,380   1,111,133       0.0%
*     Cutera, Inc.                          113,290   1,543,010       0.0%
*     Cyberonics, Inc.                      169,855  10,345,868       0.2%
#*    Cynosure, Inc. Class A                254,052   8,490,418       0.2%
#*    Cytokinetics, Inc.                     35,396     222,641       0.0%
#*    CytRx Corp.                             7,450      32,705       0.0%
      Daxor Corp.                             2,197      16,917       0.0%
#*    Depomed, Inc.                         359,279   8,356,830       0.2%
*     Derma Sciences, Inc.                    7,230      57,117       0.0%
      Digirad Corp.                         104,281     439,023       0.0%
*     Durect Corp.                           31,668      62,386       0.0%
#*    Dynavax Technologies Corp.              1,767      35,543       0.0%
#*    Emergent Biosolutions, Inc.           338,946  10,063,307       0.2%
#*    Enanta Pharmaceuticals, Inc.           14,301     489,666       0.0%
#*    Endo International P.L.C.              42,012   3,531,739       0.1%
      Ensign Group, Inc. (The)              190,896   8,038,631       0.2%
#*    EnteroMedics, Inc.                        633         728       0.0%
#*    Enzo Biochem, Inc.                    265,401     743,123       0.0%
(o)*  EquiMed, Inc                              132          --       0.0%
*     ERBA Diagnostics, Inc.                    119         321       0.0%
*     Exactech, Inc.                        101,444   2,216,551       0.1%
#*    ExamWorks Group, Inc.                 140,779   5,764,900       0.1%
#*    Fibrocell Science, Inc.                 3,400      11,390       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
*        Five Star Quality Care, Inc.       249,473 $ 1,060,260       0.0%
*        Genesis Healthcare, Inc.           128,935     890,941       0.0%
*        Greatbatch, Inc.                   262,100  14,132,432       0.3%
#*       Hanger, Inc.                       281,044   6,278,523       0.1%
#*       Harvard Apparatus Regenerative
           Technology, Inc.                  72,107     194,689       0.0%
*        Harvard Bioscience, Inc.           304,653   1,690,824       0.0%
*        HealthStream, Inc.                 133,057   3,850,670       0.1%
#*       Healthways, Inc.                   337,811   5,877,911       0.1%
#*       HMS Holdings Corp.                  51,453     875,216       0.0%
*        Hooper Holmes, Inc.                320,688     153,930       0.0%
*        Icad, Inc.                           7,500      68,400       0.0%
*        ICU Medical, Inc.                  167,526  14,134,169       0.3%
#*       Idera Pharmaceuticals, Inc.        288,928     811,888       0.0%
#*       Infinity Pharmaceuticals, Inc.      77,087     976,692       0.0%
#*       Insys Therapeutics, Inc.            36,855   1,937,467       0.0%
         Invacare Corp.                     281,064   5,640,954       0.1%
#*       IPC Healthcare, Inc.               149,395   7,308,403       0.1%
*        Iridex Corp.                        28,807     282,597       0.0%
*        Juniper Pharmaceuticals, Inc.        3,466      25,579       0.0%
         Kewaunee Scientific Corp.           25,060     392,440       0.0%
         Kindred Healthcare, Inc.           563,552  12,933,518       0.3%
#*       La Jolla Pharmaceutical Co.          1,070      20,341       0.0%
#        Landauer, Inc.                      38,762   1,250,462       0.0%
#*       Lannett Co., Inc.                  122,713   7,055,997       0.1%
         LeMaitre Vascular, Inc.            170,177   1,541,804       0.0%
*        LHC Group, Inc.                    121,826   3,905,742       0.1%
#*       Ligand Pharmaceuticals, Inc.
           Class B                          131,667  10,222,626       0.2%
*        Luminex Corp.                      112,512   1,746,186       0.0%
*        Magellan Health, Inc.                2,509     158,820       0.0%
*        Masimo Corp.                       172,909   5,837,408       0.1%
#*       Mast Therapeutics, Inc.             72,438      36,943       0.0%
*        MedAssets, Inc.                    632,796  12,807,791       0.3%
(o)(o)*  MedCath Corp.                       92,602          --       0.0%
#*       MediciNova, Inc.                    75,542     293,103       0.0%
*        Merge Healthcare, Inc.             112,007     556,675       0.0%
#        Meridian Bioscience, Inc.          205,299   3,637,898       0.1%
*        Merit Medical Systems, Inc.        443,330   8,605,035       0.2%
*        MGC Diagnostics Corp.                1,294       8,993       0.0%
*        Misonix, Inc.                       62,661     816,473       0.0%
*        Momenta Pharmaceuticals, Inc.      327,726   5,718,819       0.1%
#        National Healthcare Corp.          104,123   6,590,986       0.1%
#        National Research Corp. Class A    201,717   2,908,759       0.1%
#        National Research Corp. Class B     33,719   1,171,735       0.0%
*        Natus Medical, Inc.                371,088  13,993,728       0.3%
*        Neogen Corp.                        53,290   2,373,537       0.1%
*        NuVasive, Inc.                     318,312  14,238,096       0.3%
*        Omnicell, Inc.                     347,511  12,347,066       0.2%
#*       OncoGenex Pharmaceuticals, Inc.     16,093      32,347       0.0%
#*       OraSure Technologies, Inc.         103,470     651,861       0.0%
*        Orthofix International NV          135,172   4,367,407       0.1%
#*       Pacific Biosciences of
           California, Inc.                  11,147      57,519       0.0%
*        Pain Therapeutics, Inc.            175,493     358,006       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Health Care -- (Continued)
    Paratek Pharmaceuticals, Inc.            4,003 $     97,393       0.0%
#*  PDI, Inc.                              162,636      206,548       0.0%
#   PDL BioPharma, Inc.                  1,010,688    6,741,289       0.1%
#*  Pernix Therapeutics Holdings, Inc.      46,710      298,010       0.0%
*   PharMerica Corp.                       301,170    8,631,532       0.2%
#*  PhotoMedex, Inc.                        27,458       56,563       0.0%
*   Pozen, Inc.                            189,421    1,481,272       0.0%
*   Premier, Inc. Class A                   14,324      542,880       0.0%
#*  Prestige Brands Holdings, Inc.         222,574    8,736,029       0.2%
#*  Progenics Pharmaceuticals, Inc.        162,555      804,647       0.0%
*   ProPhase Labs, Inc.                     56,585       72,995       0.0%
#*  Providence Service Corp. (The)         156,064    6,635,841       0.1%
#*  pSivida Corp.                            9,009       35,676       0.0%
    Psychemedics Corp.                       1,558       24,274       0.0%
#   Quality Systems, Inc.                  294,965    4,599,979       0.1%
#*  Quidel Corp.                           177,598    4,138,033       0.1%
#*  RadNet, Inc.                           198,320    1,661,922       0.0%
*   Receptos, Inc.                          17,462    2,572,851       0.1%
#*  Repligen Corp.                         376,756   11,118,070       0.2%
#*  Retractable Technologies, Inc.           4,372       17,969       0.0%
*   Rigel Pharmaceuticals, Inc.            300,594    1,280,530       0.0%
#*  RTI Surgical, Inc.                     421,819    2,362,186       0.1%
#*  Sagent Pharmaceuticals, Inc.            78,832    1,837,574       0.0%
*   Sciclone Pharmaceuticals, Inc.         573,042    4,681,753       0.1%
    Simulations Plus, Inc.                 123,672      723,481       0.0%
    Span-America Medical Systems, Inc.      32,884      641,567       0.0%
*   Special Diversified Opportunities,
      Inc.                                   4,062        4,671       0.0%
#*  Spectrum Pharmaceuticals, Inc.         458,220    2,588,943       0.1%
#*  Stereotaxis, Inc.                       10,471       19,895       0.0%
#*  Sucampo Pharmaceuticals, Inc. Class
      A                                    147,743    2,623,916       0.1%
*   Supernus Pharmaceuticals, Inc.          16,230      207,744       0.0%
*   Surgical Care Affiliates, Inc.           7,610      286,897       0.0%
#*  SurModics, Inc.                        151,093    3,810,565       0.1%
*   Symmetry Surgical, Inc.                 72,365      559,381       0.0%
#*  Targacept, Inc.                         65,625      150,937       0.0%
#*  TG Therapeutics, Inc.                    2,458       34,314       0.0%
*   Tonix Pharmaceuticals Holding Corp.      3,000       18,450       0.0%
*   Tornier NV                             125,623    3,249,867       0.1%
*   Triple-S Management Corp. Class B      144,907    2,712,659       0.1%
*   Universal American Corp.               566,472    5,659,055       0.1%
    US Physical Therapy, Inc.              114,872    5,417,364       0.1%
    Utah Medical Products, Inc.             48,415    2,610,053       0.1%
*   Vascular Solutions, Inc.               171,069    5,484,472       0.1%
*   Verastem, Inc.                           3,107       25,788       0.0%
*   Vical, Inc.                              9,524        9,048       0.0%
*   Vocera Communications, Inc.              4,000       45,560       0.0%
#*  Wright Medical Group, Inc.             199,082    5,050,710       0.1%
                                                   ------------      ----
Total Health Care                                   550,065,877      10.7%
                                                   ------------      ----
Industrials -- (16.7%)
#   AAON, Inc.                             623,776   14,951,911       0.3%
#   AAR Corp.                              299,926    9,069,762       0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    ABM Industries, Inc.                     56,869 $ 1,822,651       0.0%
#   Acacia Research Corp.                    44,214     487,238       0.0%
*   ACCO Brands Corp.                       512,337   4,032,092       0.1%
*   Accuride Corp.                           86,365     352,369       0.0%
    Acme United Corp.                        30,407     561,769       0.0%
*   Active Power, Inc.                       65,376     151,019       0.0%
    Actuant Corp. Class A                     6,931     165,096       0.0%
#*  Adept Technology, Inc.                   97,276     594,356       0.0%
#*  Aegion Corp.                            328,991   6,060,014       0.1%
#*  AeroCentury Corp.                         9,017     102,163       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.       302,394   5,945,066       0.1%
#*  Aerovironment, Inc.                     264,567   6,772,915       0.1%
*   Air Transport Services Group, Inc.      365,331   3,404,885       0.1%
    Aircastle, Ltd.                         224,541   5,384,493       0.1%
    Alamo Group, Inc.                        89,517   5,530,360       0.1%
    Albany International Corp. Class A      246,361   9,657,351       0.2%
    Allied Motion Technologies, Inc.         47,837   1,402,581       0.0%
#   Altra Industrial Motion Corp.           272,309   7,180,788       0.1%
#*  Ameresco, Inc. Class A                  104,747     703,900       0.0%
#   American Railcar Industries, Inc.       178,444   9,464,670       0.2%
#   American Science & Engineering, Inc.     67,191   2,514,287       0.1%
#*  American Superconductor Corp.             5,830      37,720       0.0%
#*  American Woodmark Corp.                 158,536   8,037,775       0.2%
#*  AMREP Corp.                              66,450     344,211       0.0%
    Apogee Enterprises, Inc.                334,441  17,598,285       0.3%
*   ARC Document Solutions, Inc.            315,549   2,694,788       0.1%
    ArcBest Corp.                           195,777   6,989,239       0.1%
    Argan, Inc.                              84,730   2,737,626       0.1%
#*  Arotech Corp.                           120,037     333,703       0.0%
    Art's-Way Manufacturing Co., Inc.           200       1,064       0.0%
    Astec Industries, Inc.                  180,383   7,590,517       0.2%
*   Astronics Corp.                         137,139   9,230,826       0.2%
#*  Astronics Corp. Class B                  53,474   3,681,685       0.1%
#*  Atlas Air Worldwide Holdings, Inc.       77,753   3,789,681       0.1%
*   Avalon Holdings Corp. Class A            20,575      74,070       0.0%
    AZZ, Inc.                               256,569  11,902,236       0.2%
#   Baltic Trading, Ltd.                    142,473     202,312       0.0%
#   Barrett Business Services, Inc.          19,854     882,907       0.0%
*   Beacon Roofing Supply, Inc.              46,994   1,396,662       0.0%
*   Blount International, Inc.              556,376   7,377,546       0.1%
*   BlueLinx Holdings, Inc.                 184,488     197,402       0.0%
    Brady Corp. Class A                      68,333   1,819,708       0.0%
*   Breeze-Eastern Corp.                     98,241   1,002,058       0.0%
#   Briggs & Stratton Corp.                 411,081   8,036,634       0.2%
#   Brink's Co. (The)                       139,072   3,681,236       0.1%
*   Broadwind Energy, Inc.                      890       3,533       0.0%
#*  Builders FirstSource, Inc.              141,460   1,805,030       0.0%
*   CAI International, Inc.                 140,240   3,340,517       0.1%
#*  Casella Waste Systems, Inc. Class A     477,000   2,613,960       0.1%
#*  CBIZ, Inc.                              611,931   5,531,856       0.1%
    CDI Corp.                               108,321   1,477,498       0.0%
    Ceco Environmental Corp.                153,443   1,809,093       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Celadon Group, Inc.                     225,204 $ 5,819,271       0.1%
#*  Cenveo, Inc.                             30,639      60,665       0.0%
*   Chart Industries, Inc.                    1,034      41,929       0.0%
#   Chicago Rivet & Machine Co.              17,700     541,266       0.0%
    CIRCOR International, Inc.              159,291   8,703,660       0.2%
    Columbus McKinnon Corp.                 170,626   4,327,075       0.1%
    Comfort Systems USA, Inc.               339,960   7,033,772       0.1%
#*  Command Security Corp.                   17,842      36,219       0.0%
*   Commercial Vehicle Group, Inc.          146,263     842,475       0.0%
    Compx International, Inc.                18,270     212,480       0.0%
    Conrad Industries, Inc.                  18,360     558,511       0.0%
*   Continental Building Products, Inc.       1,763      38,804       0.0%
#*  Continental Materials Corp.              14,518     243,902       0.0%
#   Courier Corp.                           119,739   2,907,263       0.1%
*   Covenant Transportation Group, Inc.
      Class A                               131,733   4,013,905       0.1%
#*  CPI Aerostructures, Inc.                 48,356     533,608       0.0%
*   CRA International, Inc.                 101,190   2,954,748       0.1%
#*  CTPartners Executive Search, Inc.        11,440      41,870       0.0%
    Cubic Corp.                              30,909   1,532,468       0.0%
#   Douglas Dynamics, Inc.                  212,738   4,627,052       0.1%
*   Ducommun, Inc.                           96,423   2,931,259       0.1%
#*  DXP Enterprises, Inc.                   105,583   4,756,514       0.1%
*   Dycom Industries, Inc.                  316,346  14,545,589       0.3%
#   Dynamic Materials Corp.                  81,264   1,088,125       0.0%
    Eastern Co. (The)                        55,897   1,115,704       0.0%
#*  Echo Global Logistics, Inc.             163,786   4,733,415       0.1%
    Ecology and Environment, Inc. Class A    19,292     169,191       0.0%
    Encore Wire Corp.                       211,929   9,538,924       0.2%
#*  Energy Recovery, Inc.                   244,812     727,092       0.0%
    Engility Holdings, Inc.                  72,513   2,020,937       0.0%
    Ennis, Inc.                             222,469   3,421,573       0.1%
    EnPro Industries, Inc.                  221,075  14,151,011       0.3%
*   Environmental Tectonics Corp.            60,400      77,433       0.0%
    EnviroStar, Inc.                         33,694     146,232       0.0%
    ESCO Technologies, Inc.                 171,461   6,292,619       0.1%
    Espey Manufacturing & Electronics Corp.  35,187     981,717       0.0%
    Exponent, Inc.                          137,733  12,204,521       0.2%
    Federal Signal Corp.                    605,863   9,524,166       0.2%
#   Forward Air Corp.                       264,570  13,326,391       0.3%
*   Franklin Covey Co.                      167,391   3,120,168       0.1%
    FreightCar America, Inc.                107,527   2,805,379       0.1%
#*  FTI Consulting, Inc.                     25,489   1,047,853       0.0%
#*  Fuel Tech, Inc.                         136,361     364,084       0.0%
*   Furmanite Corp.                         368,088   2,687,042       0.1%
    G&K Services, Inc. Class A              187,555  13,241,383       0.3%
*   Gencor Industries, Inc.                  15,936     149,320       0.0%
    General Cable Corp.                     125,282   2,043,349       0.0%
*   Gibraltar Industries, Inc.              274,665   4,548,452       0.1%
    Global Brass & Copper Holdings, Inc.     27,482     418,826       0.0%
    Global Power Equipment Group, Inc.       44,225     537,334       0.0%
#*  Goldfield Corp. (The)                    44,025      73,522       0.0%
#   Gorman-Rupp Co. (The)                   245,609   6,658,460       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
*   GP Strategies Corp.                     165,727 $ 5,401,043       0.1%
#*  GrafTech International, Ltd.            331,834   1,606,077       0.0%
    Graham Corp.                             70,767   1,655,948       0.0%
    Granite Construction, Inc.              221,121   7,675,110       0.2%
*   Great Lakes Dredge & Dock Corp.         472,824   2,742,379       0.1%
#   Greenbrier Cos., Inc. (The)             226,534  13,068,746       0.3%
#   Griffon Corp.                           413,453   6,950,145       0.1%
    H&E Equipment Services, Inc.            355,622   8,790,976       0.2%
    Hardinge, Inc.                           96,286   1,036,037       0.0%
#   Harsco Corp.                             34,987     562,591       0.0%
#*  Hawaiian Holdings, Inc.                 520,428  12,011,478       0.2%
*   HC2 Holdings, Inc.                       87,300     965,538       0.0%
    Heidrick & Struggles International,
      Inc.                                  157,119   3,780,283       0.1%
*   Heritage-Crystal Clean, Inc.             18,365     215,238       0.0%
*   Hill International, Inc.                318,662   1,226,849       0.0%
    Houston Wire & Cable Co.                194,235   1,833,578       0.0%
*   Hub Group, Inc. Class A                  73,156   2,918,924       0.1%
*   Hudson Global, Inc.                     216,487     565,031       0.0%
*   Hudson Technologies, Inc.                20,484      85,623       0.0%
    Hurco Cos., Inc.                         55,714   1,802,905       0.0%
*   Huron Consulting Group, Inc.            188,893  11,450,694       0.2%
#*  Huttig Building Products, Inc.          161,870     584,351       0.0%
    Hyster-Yale Materials Handling, Inc.     85,276   6,254,142       0.1%
*   ICF International, Inc.                 120,518   4,639,943       0.1%
#*  InnerWorkings, Inc.                     165,757   1,049,242       0.0%
#*  Innovative Solutions & Support, Inc.    139,210     540,135       0.0%
    Insperity, Inc.                         249,918  12,036,051       0.2%
    Insteel Industries, Inc.                111,855   2,266,182       0.1%
*   Integrated Electrical Services, Inc.    143,537   1,178,439       0.0%
*   Intelligent Systems Corp.                 4,600      13,570       0.0%
    Interface, Inc.                         646,523  14,048,945       0.3%
#   International Shipholding Corp.          58,108     638,026       0.0%
#   Intersections, Inc.                     151,724     490,069       0.0%
    John Bean Technologies Corp.            262,563  10,132,306       0.2%
*   JPS Industries, Inc.                     24,500     245,000       0.0%
    Kadant, Inc.                             97,610   4,974,206       0.1%
#   Kaman Corp.                             246,757  10,292,234       0.2%
#   Kelly Services, Inc. Class A            277,268   4,552,741       0.1%
    Kelly Services, Inc. Class B                635      11,068       0.0%
*   Key Technology, Inc.                     49,705     656,106       0.0%
*   KEYW Holding Corp. (The)                  1,585      15,295       0.0%
    Kforce, Inc.                            393,634   8,951,237       0.2%
    Kimball International, Inc. Class B     242,707   2,456,195       0.1%
    Knoll, Inc.                             461,796  10,515,095       0.2%
    Korn/Ferry International                449,929  14,186,261       0.3%
#*  Kratos Defense & Security Solutions,
      Inc.                                  329,666   1,803,273       0.0%
*   Lawson Products, Inc.                    82,104   1,925,339       0.0%
#*  Layne Christensen Co.                   144,893     973,681       0.0%
    LB Foster Co. Class A                   101,558   4,339,573       0.1%
#   Lindsay Corp.                           111,366   8,819,074       0.2%
#*  LMI Aerospace, Inc.                      99,867   1,127,498       0.0%
    LS Starrett Co. (The) Class A            51,344     970,402       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Industrials -- (Continued)
    LSI Industries, Inc.                    200,252 $ 1,794,258       0.0%
#*  Luna Innovations, Inc.                   17,526      23,835       0.0%
*   Lydall, Inc.                            141,870   3,807,791       0.1%
*   Magnetek, Inc.                           29,811   1,148,022       0.0%
#*  Manitex International, Inc.               9,596      95,096       0.0%
#   Marten Transport, Ltd.                  305,610   6,802,879       0.1%
#*  Mastech Holdings, Inc.                   14,852     147,777       0.0%
    Matson, Inc.                            213,058   8,628,849       0.2%
    Matthews International Corp. Class A    162,749   7,898,209       0.2%
    McGrath RentCorp                        229,543   7,600,169       0.2%
*   Meritor, Inc.                         1,158,189  15,195,440       0.3%
*   Mfri, Inc.                               57,134     338,805       0.0%
    Miller Industries, Inc.                  80,410   1,799,576       0.0%
*   Mistras Group, Inc.                     140,991   2,532,198       0.1%
    Mueller Water Products, Inc. Class A  1,596,977  14,947,705       0.3%
    Multi-Color Corp.                       123,853   7,775,491       0.2%
*   MYR Group, Inc.                         173,526   5,087,782       0.1%
#   National Presto Industries, Inc.         40,703   2,547,194       0.1%
*   Navigant Consulting, Inc.               327,430   4,734,638       0.1%
#*  NCI Building Systems, Inc.               68,086   1,053,971       0.0%
*   NL Industries, Inc.                     236,934   1,746,204       0.0%
#   NN, Inc.                                172,317   4,335,496       0.1%
#*  Nortek, Inc.                              6,954     588,447       0.0%
*   Northwest Pipe Co.                       87,332   2,116,928       0.0%
*   NV5 Holdings, Inc.                          900      17,316       0.0%
#*  Odyssey Marine Exploration, Inc.        428,042     278,227       0.0%
#   Omega Flex, Inc.                        100,238   2,986,090       0.1%
*   On Assignment, Inc.                      17,379     584,803       0.0%
#*  Orbit International Corp.                 2,185       6,479       0.0%
#   Orbital ATK, Inc.                       133,642   9,777,249       0.2%
#*  Orion Energy Systems, Inc.               43,964     132,771       0.0%
#*  Orion Marine Group, Inc.                112,793     949,717       0.0%
*   PAM Transportation Services, Inc.        85,598   5,015,187       0.1%
    Park-Ohio Holdings Corp.                 99,892   4,627,996       0.1%
*   Patrick Industries, Inc.                 92,180   5,536,331       0.1%
#*  Patriot Transportation Holding, Inc.     30,858     796,445       0.0%
*   Paul Mueller Co.                         10,813     346,016       0.0%
*   Pendrell Corp.                          126,908     138,330       0.0%
#*  Performant Financial Corp.              280,600     833,382       0.0%
*   PGT, Inc.                               340,935   3,859,384       0.1%
#*  Plug Power, Inc.                            881       2,238       0.0%
#*  Ply Gem Holdings, Inc.                   46,206     627,478       0.0%
#*  PMFG, Inc.                               96,678     429,250       0.0%
#   Powell Industries, Inc.                 110,830   3,678,448       0.1%
#*  Power Solutions International, Inc.       7,365     469,887       0.0%
#*  PowerSecure International, Inc.         243,091   3,186,923       0.1%
#   Preformed Line Products Co.              51,141   2,145,365       0.0%
#   Primoris Services Corp.                 367,837   7,073,506       0.1%
    Providence and Worcester Railroad Co.    18,747     345,320       0.0%
    Quad/Graphics, Inc.                      45,398     977,873       0.0%
*   Quality Distribution, Inc.              192,083   1,905,463       0.0%
    Quanex Building Products Corp.          319,468   6,165,732       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
*   Radiant Logistics, Inc.                   4,777 $    25,318       0.0%
#   Raven Industries, Inc.                  412,615   8,227,543       0.2%
    RBC Bearings, Inc.                      158,430  11,563,806       0.2%
    RCM Technologies, Inc.                  111,638     688,806       0.0%
*   Republic Airways Holdings, Inc.         319,054   3,905,221       0.1%
    Resources Connection, Inc.              296,677   4,675,630       0.1%
#*  Roadrunner Transportation Systems, Inc. 212,443   5,198,480       0.1%
*   RPX Corp.                               263,498   4,100,029       0.1%
*   Rush Enterprises, Inc. Class A          242,146   6,329,696       0.1%
*   Rush Enterprises, Inc. Class B          114,868   2,826,902       0.1%
#*  Saia, Inc.                              289,131  11,782,088       0.2%
#*  Servotronics, Inc.                       24,804     165,691       0.0%
    SIFCO Industries, Inc.                   45,608     664,509       0.0%
    Simpson Manufacturing Co., Inc.           1,078      35,337       0.0%
#   SkyWest, Inc.                           356,441   4,865,420       0.1%
*   SL Industries, Inc.                      54,167   2,249,556       0.1%
#   SmartPros, Ltd.                          38,973      70,151       0.0%
#*  SP Plus Corp.                           168,274   3,829,916       0.1%
*   Sparton Corp.                            52,961   1,364,805       0.0%
    Standex International Corp.             116,057   9,385,530       0.2%
#*  Sterling Construction Co., Inc.         115,702     507,932       0.0%
#*  Stock Building Supply Holdings, Inc.      2,439      44,804       0.0%
#   Sun Hydraulics Corp.                    234,276   9,115,679       0.2%
    Supreme Industries, Inc. Class A        106,580     833,456       0.0%
#   TAL International Group, Inc.            54,160   2,087,326       0.0%
#*  Taser International, Inc.               577,211  17,426,000       0.3%
*   Team, Inc.                              175,178   6,845,956       0.1%
*   Tecumseh Products Co.                   129,417     423,194       0.0%
*   Tel-Instrument Electronics Corp.         18,440     104,739       0.0%
    Tennant Co.                             170,539  10,963,952       0.2%
    Tetra Tech, Inc.                         11,463     310,762       0.0%
*   Thermon Group Holdings, Inc.            115,024   2,676,609       0.1%
#   Titan International, Inc.               432,870   4,497,519       0.1%
#*  Titan Machinery, Inc.                   153,783   2,252,921       0.1%
*   Transcat, Inc.                           42,500     433,075       0.0%
*   TRC Cos., Inc.                          200,030   1,494,224       0.0%
#*  Trex Co., Inc.                          216,504  10,158,368       0.2%
*   Trimas Corp.                            261,378   7,363,018       0.1%
*   TrueBlue, Inc.                          447,707  12,885,007       0.3%
*   Tutor Perini Corp.                      260,589   5,524,487       0.1%
#   Twin Disc, Inc.                          90,352   1,625,433       0.0%
*   Ultralife Corp.                         106,484     434,455       0.0%
#*  Ultrapetrol Bahamas, Ltd.                 6,299       7,811       0.0%
#   United Stationers, Inc.                     262      10,640       0.0%
#   Universal Forest Products, Inc.         157,209   8,696,802       0.2%
    Universal Truckload Services, Inc.       78,668   1,670,908       0.0%
#   US Ecology, Inc.                        210,940   9,895,195       0.2%
#*  USA Truck, Inc.                          72,203   1,773,306       0.0%
#*  UTi Worldwide, Inc.                     213,319   1,926,271       0.0%
#*  Veritiv Corp.                             4,497     178,711       0.0%
*   Versar, Inc.                             44,956     166,787       0.0%
    Viad Corp.                              165,832   4,406,156       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE+     OF NET ASSETS**
                                         ------- -------------- ---------------
Industrials -- (Continued)
#*       Vicor Corp.                     259,789 $    3,961,782       0.1%
*        Virco Manufacturing Corp.       133,476        355,046       0.0%
*        Volt Information Sciences, Inc. 191,283      2,356,607       0.1%
#        VSE Corp.                        33,976      2,417,053       0.1%
#*       Wabash National Corp.           776,587     10,887,750       0.2%
#*       Wesco Aircraft Holdings, Inc.    27,007        423,470       0.0%
#*       Willdan Group, Inc.              33,179        471,474       0.0%
*        Willis Lease Finance Corp.       76,317      1,450,023       0.0%
*        Xerium Technologies, Inc.         9,983        177,498       0.0%
#*       YRC Worldwide, Inc.              62,132        969,259       0.0%
                                                 --------------      ----
Total Industrials                                 1,011,888,379      19.6%
                                                 --------------      ----
Information Technology -- (14.8%)
*        Actua Corp.                     374,794      5,423,269       0.1%
*        Acxiom Corp.                     46,942        819,607       0.0%
*        ADDvantage Technologies Group,
           Inc.                           84,703        208,369       0.0%
         ADTRAN, Inc.                    370,920      6,160,981       0.1%
*        Advanced Energy Industries,
           Inc.                          476,733     11,660,889       0.2%
         Advent Software, Inc.             9,280        402,845       0.0%
*        Aehr Test Systems                42,505        111,788       0.0%
#*       Agilysys, Inc.                  199,767      1,879,807       0.0%
         Alliance Fiber Optic Products,
           Inc.                           28,908        530,751       0.0%
*        Alpha & Omega Semiconductor,
           Ltd.                           78,731        644,807       0.0%
         American Software, Inc. Class A 224,049      2,175,516       0.1%
*        Amtech Systems, Inc.             98,930      1,236,625       0.0%
#*       ANADIGICS, Inc.                 384,736        507,852       0.0%
         Astro-Med, Inc.                  58,981        828,683       0.0%
#*       Audience, Inc.                   18,045         85,894       0.0%
*        Autobytel, Inc.                  78,058      1,134,183       0.0%
*        AVG Technologies NV             301,380      7,209,010       0.1%
*        Aviat Networks, Inc.            325,838        371,455       0.0%
*        Avid Technology, Inc.           208,984      3,383,451       0.1%
         Aware, Inc.                     143,064        600,869       0.0%
*        Axcelis Technologies, Inc.      884,323      2,228,494       0.1%
*        AXT, Inc.                       285,511        679,516       0.0%
#        Badger Meter, Inc.              153,107      9,526,318       0.2%
#*       Bazaarvoice, Inc.                24,967        134,322       0.0%
         Bel Fuse, Inc. Class A           33,988        696,754       0.0%
         Bel Fuse, Inc. Class B           91,949      1,887,713       0.0%
*        Benchmark Electronics, Inc.      15,515        365,068       0.0%
         Black Box Corp.                 143,003      2,845,760       0.1%
*        Blonder Tongue Laboratories      28,297         21,817       0.0%
#*       Blucora, Inc.                   404,599      5,530,868       0.1%
(o)(o)*  Bogen Corp.                      33,103             --       0.0%
#*       Bottomline Technologies de,
           Inc.                          239,784      6,416,620       0.1%
*        BroadVision, Inc.                16,737         99,585       0.0%
         Brooks Automation, Inc.         516,571      5,558,304       0.1%
*        Bsquare Corp.                    86,633        365,591       0.0%
*        Cabot Microelectronics Corp.    266,251     12,593,672       0.3%
#*       CalAmp Corp.                    343,507      6,770,523       0.1%
*        Calix, Inc.                     363,653      2,687,396       0.1%
*        Carbonite, Inc.                   8,293         84,920       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
#*  Cardtronics, Inc.                        16,470 $   621,413       0.0%
*   Cartesian, Inc.                          24,412      78,851       0.0%
*   Cascade Microtech, Inc.                 109,205   1,448,058       0.0%
#   Cass Information Systems, Inc.           57,911   3,027,008       0.1%
#*  Ceva, Inc.                              158,018   3,270,973       0.1%
    Checkpoint Systems, Inc.                234,573   2,430,176       0.1%
*   CIBER, Inc.                             445,289   1,571,870       0.0%
*   Cirrus Logic, Inc.                      456,859  15,432,697       0.3%
#*  Clearfield, Inc.                        101,538   1,375,840       0.0%
*   Coherent, Inc.                           19,599   1,175,940       0.0%
    Cohu, Inc.                              167,902   1,757,934       0.0%
    Communications Systems, Inc.             79,847     895,883       0.0%
    Computer Task Group, Inc.               174,468   1,435,872       0.0%
*   comScore, Inc.                           26,879   1,407,384       0.0%
    Comtech Telecommunications Corp.        143,804   4,155,936       0.1%
*   Comverse, Inc.                           24,375     597,187       0.0%
    Concurrent Computer Corp.                34,201     208,626       0.0%
*   Constant Contact, Inc.                  200,637   6,992,199       0.1%
#*  Control4 Corp.                            8,532      99,995       0.0%
#*  Cray, Inc.                              329,407   9,253,043       0.2%
#*  Crexendo, Inc.                           95,326     205,904       0.0%
#   CSG Systems International, Inc.         335,654   9,774,244       0.2%
    CSP, Inc.                                49,891     368,694       0.0%
    CTS Corp.                               264,615   4,747,193       0.1%
#*  CUI Global, Inc.                          3,773      20,789       0.0%
#*  CVD Equipment Corp.                      31,867     394,195       0.0%
*   CyberOptics Corp.                        56,931     598,914       0.0%
#   Cypress Semiconductor Corp.           1,022,927  13,625,388       0.3%
    Daktronics, Inc.                        318,866   3,421,432       0.1%
*   Data I/O Corp.                           77,000     265,650       0.0%
*   Datalink Corp.                          193,407   2,235,785       0.1%
#*  Datawatch Corp.                          18,488     135,147       0.0%
#*  Demand Media, Inc.                       51,617     330,865       0.0%
*   DHI Group, Inc.                         600,950   4,567,220       0.1%
*   Digi International, Inc.                232,968   2,352,977       0.1%
#   Digimarc Corp.                           31,628     740,095       0.0%
*   Diodes, Inc.                            245,912   6,570,769       0.1%
*   Dot Hill Systems Corp.                  571,273   3,587,594       0.1%
*   DSP Group, Inc.                         238,964   2,719,410       0.1%
*   DTS, Inc.                               191,102   6,851,007       0.1%
    EarthLink Holdings Corp.                858,794   4,062,096       0.1%
#*  Eastman Kodak Co.                           400       7,748       0.0%
#   Ebix, Inc.                              244,088   6,661,161       0.1%
#*  Echelon Corp.                            57,548      51,793       0.0%
*   Edgewater Technology, Inc.               87,868     619,469       0.0%
    Electro Rent Corp.                      236,631   2,565,080       0.1%
#   Electro Scientific Industries, Inc.     137,417     783,277       0.0%
*   Electro-Sensors, Inc.                     3,450      14,887       0.0%
*   Electronics for Imaging, Inc.           206,931   8,635,231       0.2%
#*  Ellie Mae, Inc.                          97,229   5,347,595       0.1%
#*  eMagin Corp.                             52,807     114,591       0.0%
#*  Emcore Corp.                            180,841     985,583       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
*   Emulex Corp.                            533,554 $ 4,279,103       0.1%
#*  EnerNOC, Inc.                           259,236   2,864,558       0.1%
*   Entegris, Inc.                          469,506   6,249,125       0.1%
*   Entropic Communications, Inc.           554,265   1,673,880       0.0%
*   Envestnet, Inc.                         111,363   5,708,467       0.1%
#*  Envivio, Inc.                            10,076      18,943       0.0%
    EPIQ Systems, Inc.                      288,564   5,168,181       0.1%
*   ePlus, Inc.                              55,006   4,563,298       0.1%
    Evolving Systems, Inc.                   35,800     332,403       0.0%
*   Exar Corp.                              435,129   4,294,723       0.1%
*   ExlService Holdings, Inc.               280,203   9,647,389       0.2%
*   Extreme Networks, Inc.                  666,754   1,680,220       0.0%
*   Fabrinet                                192,170   3,480,199       0.1%
#*  FalconStor Software, Inc.               248,799     378,174       0.0%
#*  FARO Technologies, Inc.                 175,344   6,983,951       0.1%
*   FormFactor, Inc.                        306,887   2,445,889       0.1%
    Forrester Research, Inc.                254,057   8,838,643       0.2%
*   Frequency Electronics, Inc.              74,860     951,471       0.0%
*   Giga-tronics, Inc.                       27,752      43,016       0.0%
*   GigOptix, Inc.                           17,808      26,534       0.0%
*   Global Cash Access Holdings, Inc.       702,852   5,201,105       0.1%
    Globalscape, Inc.                        10,430      35,462       0.0%
*   GSE Systems, Inc.                       127,249     190,873       0.0%
*   GSI Group, Inc.                         103,542   1,375,038       0.0%
*   GSI Technology, Inc.                     78,753     416,603       0.0%
*   GTT Communications, Inc.                 58,652   1,070,986       0.0%
#*  Guidance Software, Inc.                   1,450       8,468       0.0%
    Hackett Group, Inc. (The)               378,735   3,635,856       0.1%
*   Harmonic, Inc.                          969,276   6,794,625       0.1%
    Heartland Payment Systems, Inc.         267,242  13,602,618       0.3%
*   Higher One Holdings, Inc.               226,945     637,715       0.0%
#*  Hutchinson Technology, Inc.             240,837     568,375       0.0%
*   ID Systems, Inc.                         55,135     386,496       0.0%
#*  Identiv, Inc.                            20,615     200,584       0.0%
*   IEC Electronics Corp.                    39,059     164,048       0.0%
*   II-VI, Inc.                              99,395   1,768,237       0.0%
#*  Imation Corp.                           192,872     788,846       0.0%
#*  Immersion Corp.                          70,349     761,880       0.0%
#*  Infinera Corp.                          832,336  15,647,917       0.3%
*   Innodata, Inc.                          217,125     601,436       0.0%
#*  Inphi Corp.                              88,825   1,905,296       0.0%
*   Insight Enterprises, Inc.               383,454  10,974,453       0.2%
*   Integrated Device Technology, Inc.      922,937  16,788,224       0.3%
    Integrated Silicon Solution, Inc.       235,291   4,364,648       0.1%
#*  Intellicheck Mobilisa, Inc.               3,776       5,853       0.0%
#*  Interactive Intelligence Group, Inc.     10,466     460,295       0.0%
#*  Internap Corp.                          573,542   5,391,295       0.1%
*   Internet Patents Corp.                   12,966      32,156       0.0%
*   Interphase Corp.                         29,534      38,690       0.0%
    Intersil Corp. Class A                   78,437   1,047,134       0.0%
*   inTEST Corp.                             84,141     415,657       0.0%
#*  Intevac, Inc.                           175,320     848,549       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
*   IntraLinks Holdings, Inc.               141,324 $ 1,384,975       0.0%
*   IntriCon Corp.                           53,872     417,508       0.0%
*   Inuvo, Inc.                               5,809      13,535       0.0%
#*  iPass, Inc.                             359,925     431,910       0.0%
*   Iteris, Inc.                             52,380      92,713       0.0%
#*  Itron, Inc.                              28,529   1,023,050       0.0%
*   Ixia                                    578,329   6,928,381       0.1%
    IXYS Corp.                              301,374   3,408,540       0.1%
#*  Kemet Corp.                             246,930   1,066,738       0.0%
#*  Key Tronic Corp.                         23,306     278,507       0.0%
*   Kimball Electronics, Inc.               179,364   2,294,066       0.1%
*   Kofax, Ltd.                              84,279     929,597       0.0%
#*  Kopin Corp.                             665,900   2,210,788       0.1%
*   Kulicke & Soffa Industries, Inc.        624,920   9,442,541       0.2%
#*  KVH Industries, Inc.                    156,778   2,114,935       0.0%
*   Lantronix, Inc.                              45          72       0.0%
#*  Lattice Semiconductor Corp.           1,362,090   8,077,194       0.2%
#*  LGL Group, Inc. (The)                    29,250     139,522       0.0%
#*  Lightpath Technologies, Inc. Class A      6,350       7,239       0.0%
*   Limelight Networks, Inc.                703,718   2,603,757       0.1%
*   Lionbridge Technologies, Inc.           430,442   2,388,953       0.1%
#*  LoJack Corp.                            174,726     435,068       0.0%
#*  M/A-COM Technology Solutions
      Holdings, Inc.                          8,609     262,316       0.0%
#*  Magnachip Semiconductor Corp.           183,322   1,004,605       0.0%
*   Manhattan Associates, Inc.              363,396  19,100,094       0.4%
    ManTech International Corp. Class A      97,560   2,851,679       0.1%
    Marchex, Inc. Class B                   151,079     642,086       0.0%
*   Marin Software, Inc.                      7,727      46,671       0.0%
#*  Mattersight Corp.                        46,659     319,148       0.0%
*   Mattson Technology, Inc.                 97,715     333,208       0.0%
*   MaxLinear, Inc. Class A                  12,922     110,225       0.0%
#*  Maxwell Technologies, Inc.              255,622   1,431,483       0.0%
#*  MeetMe, Inc.                              6,965      12,398       0.0%
*   Mercury Systems, Inc.                   230,766   3,186,878       0.1%
#   Mesa Laboratories, Inc.                  31,482   2,672,507       0.1%
    Methode Electronics, Inc.               458,282  19,458,654       0.4%
    Micrel, Inc.                            610,530   8,303,208       0.2%
#*  Millennial Media, Inc.                   27,200      42,160       0.0%
    MOCON, Inc.                              62,606   1,089,344       0.0%
#*  ModusLink Global Solutions, Inc.        216,265     756,927       0.0%
#*  MoneyGram International, Inc.            53,125     411,719       0.0%
    Monotype Imaging Holdings, Inc.         353,824  11,467,436       0.2%
#*  Monster Worldwide, Inc.                 838,684   4,939,849       0.1%
#*  MoSys, Inc.                             154,045     337,359       0.0%
*   MRV Communications, Inc.                 60,544     502,515       0.0%
#   MTS Systems Corp.                       168,423  11,887,295       0.2%
*   Multi-Fineline Electronix, Inc.         177,842   4,157,946       0.1%
#*  Nanometrics, Inc.                       205,162   3,171,805       0.1%
*   NAPCO Security Technologies, Inc.       307,597   1,651,796       0.0%
    NCI, Inc. Class A                        50,172     511,754       0.0%
*   NeoPhotonics Corp.                       10,584      58,530       0.0%
*   NETGEAR, Inc.                           131,404   3,977,599       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
#*  Netscout Systems, Inc.                  356,640 $14,657,904       0.3%
*   Newport Corp.                           359,918   6,863,636       0.1%
    NIC, Inc.                               539,518   9,171,806       0.2%
#*  Novatel Wireless, Inc.                  192,218   1,164,841       0.0%
#*  Numerex Corp. Class A                    72,177     793,225       0.0%
#*  Oclaro, Inc.                            329,214     632,091       0.0%
*   OmniVision Technologies, Inc.           451,533  12,595,513       0.3%
*   Omtool, Ltd.                             30,770      92,310       0.0%
#*  Onvia, Inc.                               6,308      28,449       0.0%
    Optical Cable Corp.                      55,836     227,253       0.0%
*   OSI Systems, Inc.                       172,543  11,596,615       0.2%
*   PAR Technology Corp.                    131,950     540,995       0.0%
    Park Electrochemical Corp.              189,612   4,118,373       0.1%
#*  Parkervision, Inc.                      136,479      92,806       0.0%
#   PC Connection, Inc.                     102,863   2,498,542       0.1%
    PC-Tel, Inc.                            181,804   1,436,252       0.0%
*   PCM, Inc.                               115,111   1,136,146       0.0%
*   PDF Solutions, Inc.                     199,937   3,612,862       0.1%
    Pegasystems, Inc.                        20,814     448,334       0.0%
    Perceptron, Inc.                         60,989     742,846       0.0%
*   Perficient, Inc.                        288,668   5,955,221       0.1%
    Pericom Semiconductor Corp.             211,611   2,649,370       0.1%
#*  Pfsweb, Inc.                             24,219     314,605       0.0%
#*  Photronics, Inc.                        447,121   3,921,251       0.1%
#*  Planar Systems, Inc.                    218,471   1,260,578       0.0%
*   Plexus Corp.                            192,760   8,298,318       0.2%
*   PMC-Sierra, Inc.                        736,318   6,207,161       0.1%
#   Power Integrations, Inc.                 18,014     891,513       0.0%
#*  PRGX Global, Inc.                       137,467     582,860       0.0%
#*  Procera Networks, Inc.                   73,740     848,747       0.0%
*   Progress Software Corp.                 213,126   5,626,526       0.1%
    QAD, Inc. Class A                       135,767   3,309,999       0.1%
    QAD, Inc. Class B                        31,205     613,178       0.0%
*   QLogic Corp.                            495,544   7,284,497       0.2%
*   Qorvo, Inc.                             286,146  18,859,883       0.4%
*   Qualstar Corp.                           90,434     119,373       0.0%
*   Quantum Corp.                           167,171     336,014       0.0%
*   QuinStreet, Inc.                         58,874     319,686       0.0%
*   Qumu Corp.                               85,784   1,184,677       0.0%
#*  Radisys Corp.                           200,806     441,773       0.0%
#*  Rambus, Inc.                            777,004  10,753,735       0.2%
#*  RealD, Inc.                             168,429   2,068,308       0.0%
*   RealNetworks, Inc.                      366,481   2,407,780       0.1%
#*  RealPage, Inc.                            4,325      85,808       0.0%
    Reis, Inc.                               84,439   1,919,298       0.0%
#*  Relm Wireless Corp.                      40,346     266,284       0.0%
#*  Remark Media, Inc.                          462       1,927       0.0%
#*  Research Frontiers, Inc.                  6,000      34,020       0.0%
#*  RetailMeNot, Inc.                        38,700     711,306       0.0%
#   RF Industries, Ltd.                      56,930     235,121       0.0%
    Richardson Electronics, Ltd.            130,504   1,158,876       0.0%
#*  Rightside Group, Ltd.                    36,226     294,880       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
#*  Rocket Fuel, Inc.                        15,448 $   123,738       0.0%
*   Rofin-Sinar Technologies, Inc.          177,596   4,201,921       0.1%
*   Rogers Corp.                            141,141  10,262,362       0.2%
#*  Rosetta Stone, Inc.                     139,864   1,169,263       0.0%
#*  Rubicon Technology, Inc.                107,403     412,428       0.0%
#*  Ruckus Wireless, Inc.                    33,534     391,677       0.0%
*   Rudolph Technologies, Inc.              311,313   3,994,146       0.1%
*   ScanSource, Inc.                        227,475   9,064,879       0.2%
*   SciQuest, Inc.                            4,634      71,225       0.0%
#*  Seachange International, Inc.           321,448   2,156,916       0.1%
*   Selectica, Inc.                          26,569     160,477       0.0%
#*  ServiceSource International, Inc.        75,707     270,274       0.0%
#*  Sevcon, Inc.                             56,400     401,004       0.0%
*   ShoreTel, Inc.                          301,933   2,101,454       0.0%
*   Sigma Designs, Inc.                     320,220   2,558,558       0.1%
*   Sigmatron International, Inc.            18,200     146,874       0.0%
#*  Silicon Graphics International Corp.     10,895      88,358       0.0%
*   SMTC Corp.                               16,231      25,483       0.0%
#*  Sonic Foundry, Inc.                      23,066     220,511       0.0%
#*  Sonus Networks, Inc.                    337,046   2,669,404       0.1%
*   Stamps.com, Inc.                        147,094   9,103,648       0.2%
*   StarTek, Inc.                           131,000   1,081,405       0.0%
*   Super Micro Computer, Inc.              400,204  11,513,869       0.2%
*   support.com, Inc.                       313,284     494,989       0.0%
*   Sykes Enterprises, Inc.                 328,503   8,222,430       0.2%
*   Technical Communications Corp.            7,300      29,419       0.0%
*   TechTarget, Inc.                         20,157     218,099       0.0%
*   TeleCommunication Systems, Inc. Class A 380,787   1,188,055       0.0%
#*  Telenav, Inc.                           171,536   1,434,041       0.0%
#   TeleTech Holdings, Inc.                 159,329   4,132,994       0.1%
#   Tessco Technologies, Inc.                63,542   1,605,706       0.0%
    Tessera Technologies, Inc.              397,724  14,361,814       0.3%
    TheStreet, Inc.                         233,363     420,053       0.0%
#*  TiVo, Inc.                              446,364   4,932,322       0.1%
#   Transact Technologies, Inc.              90,009     460,846       0.0%
#*  Travelzoo, Inc.                          46,830     615,346       0.0%
*   Trio Tech International                   3,392       9,532       0.0%
#*  TSR, Inc.                                60,552     251,291       0.0%
#*  TTM Technologies, Inc.                  317,509   2,968,709       0.1%
*   Ultra Clean Holdings, Inc.              164,231     987,028       0.0%
#*  Ultratech, Inc.                         280,497   5,598,720       0.1%
*   Unisys Corp.                            586,864  12,776,029       0.3%
*   United Online, Inc.                     133,596   2,114,825       0.0%
#*  Universal Display Corp.                   4,733     208,583       0.0%
*   Universal Security Instruments, Inc.      2,177      12,790       0.0%
*   Unwired Planet, Inc.                    137,239      81,012       0.0%
#*  USA Technologies, Inc.                    7,207      21,621       0.0%
#*  VASCO Data Security International, Inc.  14,694     373,521       0.0%
#*  Veeco Instruments, Inc.                 266,165   7,854,529       0.2%
*   Viasystems Group, Inc.                  150,028   2,667,498       0.1%
#   Vicon Industries, Inc.                   45,650      70,757       0.0%
*   Video Display Corp.                      85,637     131,025       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Information Technology -- (Continued)
#*  Viggle, Inc.                             7,700 $     20,020       0.0%
*   Virtusa Corp.                          276,797   11,016,521       0.2%
*   Vishay Precision Group, Inc.           108,345    1,546,083       0.0%
    Wayside Technology Group, Inc.          30,941      552,297       0.0%
#*  Web.com Group, Inc.                    198,862    3,653,095       0.1%
*   Westell Technologies, Inc. Class A     426,791      512,149       0.0%
*   Wireless Telecom Group, Inc.           225,386      502,611       0.0%
*   Xcerra Corp.                           464,994    4,570,891       0.1%
*   XO Group, Inc.                         206,725    3,361,348       0.1%
#*  Xoom Corp.                               3,497       61,792       0.0%
#*  YuMe, Inc.                               2,500       12,825       0.0%
#*  Zhone Technologies, Inc.                74,478      145,977       0.0%
#*  Zix Corp.                              444,075    1,891,759       0.0%
                                                   ------------      ----
Total Information Technology                        896,309,126      17.4%
                                                   ------------      ----
Materials -- (4.7%)
    A Schulman, Inc.                       303,605   12,888,032       0.3%
#*  AEP Industries, Inc.                    60,694    3,040,769       0.1%
#*  AK Steel Holding Corp.                 171,700      872,236       0.0%
#*  AM Castle & Co.                        144,682      567,153       0.0%
*   American Biltrite, Inc.                    868      368,904       0.0%
#   American Vanguard Corp.                237,968    2,596,231       0.1%
    Ampco-Pittsburgh Corp.                  84,809    1,356,096       0.0%
    Balchem Corp.                          135,110    7,082,466       0.1%
*   Boise Cascade Co.                      309,891   10,753,218       0.2%
    Calgon Carbon Corp.                    565,126   12,540,146       0.2%
#*  Century Aluminum Co.                   447,157    5,763,854       0.1%
#   Chase Corp.                             76,072    2,724,138       0.1%
*   Clearwater Paper Corp.                 207,537   13,276,142       0.3%
*   Codexis, Inc.                           46,517      203,744       0.0%
#*  Coeur Mining, Inc.                      53,399      278,743       0.0%
#*  Contango ORE, Inc.                       1,592        7,817       0.0%
*   Core Molding Technologies, Inc.         60,319    1,319,780       0.0%
#   Deltic Timber Corp.                     78,189    5,004,096       0.1%
    Detrex Corp.                            10,200      265,200       0.0%
*   Ferro Corp.                            915,090   12,344,564       0.2%
    Flamemaster Corp.                          189        2,013       0.0%
#*  Flotek Industries, Inc.                511,997    7,316,437       0.1%
    Friedman Industries, Inc.               60,300      387,789       0.0%
    FutureFuel Corp.                       205,929    2,238,448       0.0%
#*  General Moly, Inc.                       9,986        7,899       0.0%
    Globe Specialty Metals, Inc.           343,382    6,840,169       0.1%
*   Handy & Harman, Ltd.                       500       17,715       0.0%
    Hawkins, Inc.                          101,206    3,992,577       0.1%
    Haynes International, Inc.              85,474    3,801,029       0.1%
*   Headwaters, Inc.                       615,846   10,826,573       0.2%
#   Hecla Mining Co.                       691,024    2,086,893       0.0%
#*  Horsehead Holding Corp.                391,411    5,851,594       0.1%
    Innophos Holdings, Inc.                207,733   10,976,612       0.2%
    Innospec, Inc.                         196,425    8,583,773       0.2%
#   Kaiser Aluminum Corp.                  112,530    9,044,036       0.2%
    KMG Chemicals, Inc.                     63,325    1,854,156       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                        SHARES     VALUE+    OF NET ASSETS**
                                        ------- ------------ ---------------
Materials -- (Continued)
       Koppers Holdings, Inc.           163,810 $  3,682,449       0.1%
*      Kraton Performance Polymers,
         Inc.                           214,229    4,828,722       0.1%
#      Kronos Worldwide, Inc.             8,850      119,033       0.0%
#*     LSB Industries, Inc.             179,114    7,596,225       0.2%
       Materion Corp.                   136,089    5,442,199       0.1%
#*     McEwen Mining, Inc.              206,022      206,022       0.0%
*      Mercer International, Inc.       273,197    3,906,717       0.1%
       Myers Industries, Inc.           300,527    4,859,522       0.1%
       Neenah Paper, Inc.               143,934    8,703,689       0.2%
#      Noranda Aluminum Holding Corp.   276,442      923,316       0.0%
*      Northern Technologies
         International Corp.             38,414      665,330       0.0%
#      Olympic Steel, Inc.               79,587      871,478       0.0%
       OM Group, Inc.                   155,757    4,678,940       0.1%
*      OMNOVA Solutions, Inc.           282,528    2,257,399       0.0%
       PH Glatfelter Co.                397,533    9,858,818       0.2%
       Quaker Chemical Corp.            115,661    9,625,308       0.2%
#      Rayonier Advanced Materials,
         Inc.                             2,783       46,504       0.0%
#*     Rentech, Inc.                    473,885      568,662       0.0%
#*     Resolute Forest Products, Inc.    22,093      340,674       0.0%
#*     RTI International Metals, Inc.   210,667    7,931,613       0.2%
       Schnitzer Steel Industries,
         Inc. Class A                   143,925    2,507,174       0.1%
       Schweitzer-Mauduit
         International, Inc.             83,987    3,713,065       0.1%
       Stepan Co.                       167,165    8,513,713       0.2%
#*     Stillwater Mining Co.             25,454      341,847       0.0%
       SunCoke Energy, Inc.              59,292    1,039,389       0.0%
       Synalloy Corp.                    57,753      853,012       0.0%
       TimkenSteel Corp.                  6,090      177,767       0.0%
*      Trecora Resources                135,761    1,629,132       0.0%
       Tredegar Corp.                   326,128    6,675,840       0.1%
#*     UFP Technologies, Inc.            11,800      239,422       0.0%
#      United States Lime & Minerals,
         Inc.                            60,392    3,985,872       0.1%
#*     Universal Stainless & Alloy
         Products, Inc.                  53,774    1,129,254       0.0%
#*     US Concrete, Inc.                  8,690      315,447       0.0%
       Vulcan International Corp.         8,251      329,215       0.0%
#      Wausau Paper Corp.               424,375    3,955,175       0.1%
*      Webco Industries, Inc.             3,750      225,956       0.0%
       Zep, Inc.                        132,532    2,634,736       0.1%
                                                ------------       ---
Total Materials                                  282,459,678       5.5%
                                                ------------       ---
Other -- (0.0%)
(o)*   Allen Organ Co. Escrow Shares      4,700           --       0.0%
(o)*   Capital Properties, Inc., 5.000%   9,939        9,268       0.0%
(o)*   Concord Camera Corp. Escrow
         Shares                          49,560           --       0.0%
(o)*   DLB Oil & Gas, Inc. Escrow
         Shares                           7,600           --       0.0%
(o)*   First Commerce Bancorp Escrow
         Shares                          50,014           --       0.0%
(o)*   FRD Acquisition Co. Escrow
         Shares                         294,513           --       0.0%
(o)#*  Gerber Scientific, Inc. Escrow
         Shares                         214,642           --       0.0%
(o)*   Petrocorp, Inc. Escrow Shares     37,100           --       0.0%
                                                ------------       ---
                                                       9,268       0.0%
                                                ------------       ---
Real Estate Investment Trusts -- (0.0%)
       CareTrust REIT, Inc.             102,075    1,274,917       0.0%
                                                ------------       ---
Telecommunication Services -- (1.2%)
#*     8x8, Inc.                         39,873      348,091       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Telecommunication Services -- (Continued)
*   Alaska Communications Systems Group,
      Inc.                                   38,055 $    86,765       0.0%
*   Alteva                                   35,460     250,702       0.0%
    Atlantic Tele-Network, Inc.              92,925   6,134,909       0.1%
#*  Boingo Wireless, Inc.                   242,595   2,003,835       0.0%
*   Cincinnati Bell, Inc.                 1,295,942   4,445,081       0.1%
#   Cogent Communications Holdings, Inc.     15,516     542,905       0.0%
#   Consolidated Communications
      Holdings, Inc.                        419,392   8,836,590       0.2%
*   FairPoint Communications, Inc.            4,981      98,225       0.0%
*   General Communication, Inc. Class A     441,288   6,998,828       0.1%
#*  Hawaiian Telcom Holdco, Inc.              7,177     189,042       0.0%
#   IDT Corp. Class B                       208,304   3,547,417       0.1%
#*  inContact, Inc.                           4,757      49,235       0.0%
    Inteliquent, Inc.                       393,586   7,482,070       0.1%
#*  Iridium Communications, Inc.            286,734   2,916,085       0.1%
*   LICT Corp.                                    1       3,640       0.0%
#   Lumos Networks Corp.                    141,442   1,999,990       0.0%
#   NTELOS Holdings Corp.                    95,209     553,164       0.0%
#*  ORBCOMM, Inc.                           294,601   1,773,498       0.0%
*   Premiere Global Services, Inc.          591,418   6,038,378       0.1%
#   Shenandoah Telecommunications Co.       224,224   7,726,759       0.2%
    Spok Holdings, Inc.                     137,758   2,593,294       0.1%
#*  Straight Path Communications, Inc.
      Class B                                85,246   1,781,641       0.0%
*   Vonage Holdings Corp.                 1,628,368   7,539,344       0.2%
                                                    -----------       ---
Total Telecommunication Services                     73,939,488       1.4%
                                                    -----------       ---
Utilities -- (1.5%)
    American States Water Co.               385,320  14,792,435       0.3%
#   Artesian Resources Corp. Class A         21,573     464,683       0.0%
    California Water Service Group          451,290  10,772,292       0.2%
#   Chesapeake Utilities Corp.              119,882   5,727,962       0.1%
#   Connecticut Water Service, Inc.          82,844   2,982,384       0.1%
#   Consolidated Water Co., Ltd.             36,099     433,549       0.0%
#   Delta Natural Gas Co., Inc.              40,000     788,000       0.0%
    El Paso Electric Co.                     47,015   1,749,428       0.0%
    Empire District Electric Co. (The)      419,038   9,876,726       0.2%
    Gas Natural, Inc.                        24,922     249,220       0.0%
#   Genie Energy, Ltd. Class B              199,593   2,842,204       0.1%
#   MGE Energy, Inc.                        294,132  12,200,595       0.2%
#   Middlesex Water Co.                     116,467   2,651,954       0.1%
#   Northwest Natural Gas Co.               128,394   5,996,000       0.1%
#   Ormat Technologies, Inc.                 52,375   1,916,401       0.0%
#   Otter Tail Corp.                        278,593   8,332,717       0.2%
    RGC Resources, Inc.                       9,396     196,376       0.0%
    SJW Corp.                               182,637   5,342,132       0.1%
    Unitil Corp.                            104,543   3,575,371       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                     SHARES       VALUE+     OF NET ASSETS**
                                   ---------- -------------- ---------------
Utilities -- (Continued)
#      York Water Co. (The)            68,182 $    1,715,459        0.0%
                                              --------------      -----
Total Utilities                                   92,605,888        1.8%
                                              --------------      -----
TOTAL COMMON STOCKS                            5,143,699,750       99.8%
                                              --------------      -----
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(o)*   Enron TOPRS Escrow Shares       37,101             --        0.0%
                                              --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Capital Bank Corp.
         Contingent Value Rights       12,543             --        0.0%
(o)*   Furiex Pharmaceuticals
         Contingent Value Rights       16,188        158,157        0.0%
(o)*   Leap Wireless
         International, Inc.
         Contingent Value Rights      104,000        262,080        0.0%
(o)#*  Magnum Hunter Resources
         Corp. Warrants 04/15/16       82,112             --        0.0%
                                              --------------      -----
TOTAL RIGHTS/WARRANTS                                420,237        0.0%
                                              --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
       State Street Institutional
         Liquid Reserves, 0.098%    4,274,740      4,274,740        0.1%
                                              --------------      -----
SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@   DFA Short Term Investment
         Fund                      78,406,839    907,167,130       17.6%
                                              --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,420,885,645)                       $6,055,561,857      117.5%
                                              ==============      =====

U.S. MICRO CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary   $  972,105,675 $          1   --    $  972,105,676
    Consumer Staples            194,488,994           --   --       194,488,994
    Energy                      158,416,293      132,668   --       158,548,961
    Financials                  910,003,486           12   --       910,003,498
    Health Care                 550,065,877           --   --       550,065,877
    Industrials               1,011,888,379           --   --     1,011,888,379
    Information Technology      896,309,126           --   --       896,309,126
    Materials                   282,459,678           --   --       282,459,678
    Other                                --        9,268   --             9,268
    Real Estate Investment
      Trusts                      1,274,917           --   --         1,274,917
    Telecommunication
      Services                   73,939,488           --   --        73,939,488
    Utilities                    92,605,888           --   --        92,605,888
 Preferred Stocks
    Other                                --           --   --                --
 Rights/Warrants                         --      420,237   --           420,237
 Temporary Cash Investments       4,274,740           --   --         4,274,740
 Securities Lending
   Collateral                            --  907,167,130   --       907,167,130
                             -------------- ------------   --    --------------
 TOTAL                       $5,147,832,541 $907,729,316   --    $6,055,561,857
                             ============== ============   ==    ==============

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (96.7%)

Real Estate Investment Trusts -- (96.7%)
    Acadia Realty Trust                    684,092 $ 21,138,443       0.3%
    Agree Realty Corp.                     161,751    4,978,696       0.1%
#   Alexander's, Inc.                       48,381   20,862,855       0.3%
    Alexandria Real Estate Equities,
      Inc.                                 794,387   73,385,471       1.1%
    American Assets Trust, Inc.            213,519    8,498,056       0.1%
    American Campus Communities, Inc.    1,157,485   46,461,448       0.7%
    American Realty Capital Properties,
      Inc.                               5,601,919   50,585,329       0.7%
    Apartment Investment & Management
      Co. Class A                        1,657,265   62,528,608       0.9%
    Ashford Hospitality Prime, Inc.        183,039    2,866,391       0.0%
    Ashford Hospitality Trust, Inc.        952,926    8,633,510       0.1%
#*  Ashford, Inc.                           10,605    1,057,849       0.0%
    Associated Estates Realty Corp.        624,787   17,806,430       0.3%
#   AvalonBay Communities, Inc.          1,444,626  237,409,837       3.5%
#   BioMed Realty Trust, Inc.            2,155,668   44,730,111       0.7%
    Boston Properties, Inc.              1,688,868  223,454,125       3.3%
#   Brandywine Realty Trust              1,972,888   28,764,707       0.4%
    Camden Property Trust                  944,565   70,917,940       1.0%
#   Campus Crest Communities, Inc.         721,601    4,567,734       0.1%
    CareTrust REIT, Inc.                    32,380      404,426       0.0%
    CBL & Associates Properties, Inc.    1,808,060   32,563,161       0.5%
    Cedar Realty Trust, Inc.               729,025    5,095,885       0.1%
    Chambers Street Properties             358,503    2,688,773       0.0%
    Chatham Lodging Trust                   43,035    1,189,487       0.0%
    Chesapeake Lodging Trust               488,347   15,505,017       0.2%
    Columbia Property Trust, Inc.          126,105    3,307,734       0.1%
    CoreSite Realty Corp.                   74,110    3,563,209       0.1%
    Corporate Office Properties Trust    1,014,279   26,766,823       0.4%
    Cousins Properties, Inc.             2,239,989   21,817,493       0.3%
    CubeSmart                            1,731,787   39,952,326       0.6%
    CyrusOne, Inc.                         258,278    8,388,869       0.1%
    DCT Industrial Trust, Inc.             967,805   31,976,277       0.5%
#   DDR Corp.                            3,281,214   55,944,699       0.8%
    DiamondRock Hospitality Co.          2,155,443   29,227,807       0.4%
#   Digital Realty Trust, Inc.           1,495,824   94,850,200       1.4%
    Douglas Emmett, Inc.                 1,479,239   42,158,311       0.6%
    Duke Realty Corp.                    3,685,124   73,002,306       1.1%
#   DuPont Fabros Technology, Inc.         721,738   22,482,139       0.3%
#   EastGroup Properties, Inc.             344,848   19,725,306       0.3%
    Education Realty Trust, Inc.           520,281   17,491,847       0.3%
    Empire State Realty Trust, Inc.
      Class A                               40,354      726,372       0.0%
#   EPR Properties                         607,886   35,056,786       0.5%
*   Equity Commonwealth REIT               856,678   21,596,852       0.3%
    Equity Lifestyle Properties, Inc.      865,049   45,691,888       0.7%
    Equity One, Inc.                       755,019   18,596,118       0.3%
    Equity Residential                   3,763,291  277,956,673       4.1%
    Essex Property Trust, Inc.             698,726  155,082,236       2.3%
    Excel Trust, Inc.                      513,782    8,143,445       0.1%
    Extra Space Storage, Inc.            1,209,108   79,716,490       1.2%
    Federal Realty Investment Trust        737,547   98,587,907       1.5%
    FelCor Lodging Trust, Inc.           1,231,069   13,677,177       0.2%
    First Industrial Realty Trust, Inc.  1,204,789   23,770,487       0.4%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Real Estate Investment Trusts -- (Continued)
#   First Potomac Realty Trust             625,014 $  6,700,150       0.1%
    Franklin Street Properties Corp.       958,402   11,318,728       0.2%
#   Gaming and Leisure Properties, Inc.    968,552   34,577,306       0.5%
    General Growth Properties, Inc.      5,822,508  159,536,719       2.3%
#   Getty Realty Corp.                     233,385    4,053,897       0.1%
#   Gladstone Commercial Corp.             155,530    2,769,989       0.0%
#   Gladstone Land Corp.                    23,325      281,766       0.0%
#   Government Properties Income Trust     769,674   16,040,006       0.2%
    HCP, Inc.                            5,039,898  203,057,490       3.0%
#   Health Care REIT, Inc.               3,472,997  250,125,244       3.7%
    Healthcare Realty Trust, Inc.        1,068,266   27,347,610       0.4%
    Healthcare Trust of America, Inc.
      Class A                              680,921   17,629,045       0.3%
    Hersha Hospitality Trust             2,199,880   14,145,228       0.2%
#   Highwoods Properties, Inc.           1,008,683   43,413,716       0.6%
#   HMG/Courtland Properties, Inc.           2,500       30,300       0.0%
#   Home Properties, Inc.                  622,576   45,796,691       0.7%
#   Hospitality Properties Trust         1,615,469   48,593,308       0.7%
    Host Hotels & Resorts, Inc.          8,303,327  167,229,006       2.5%
    Hudson Pacific Properties, Inc.        469,853   14,170,766       0.2%
#   Inland Real Estate Corp.               983,477   10,119,978       0.2%
    Investors Real Estate Trust            970,627    6,959,396       0.1%
#   Iron Mountain, Inc.                    428,761   14,787,967       0.2%
    Kilroy Realty Corp.                    929,681   65,998,054       1.0%
    Kimco Realty Corp.                   4,545,171  109,538,621       1.6%
    Kite Realty Group Trust                718,320   18,819,984       0.3%
    LaSalle Hotel Properties             1,198,682   43,979,643       0.7%
    Lexington Realty Trust               2,241,007   20,774,135       0.3%
    Liberty Property Trust               1,630,439   56,804,495       0.8%
    LTC Properties, Inc.                   370,919   16,120,140       0.2%
    Macerich Co. (The)                   1,672,007  136,703,292       2.0%
    Mack-Cali Realty Corp.                 900,050   16,155,898       0.2%
#   Medical Properties Trust, Inc.       1,994,605   27,884,578       0.4%
    Mid-America Apartment Communities,
      Inc.                                 820,050   61,183,930       0.9%
    Monmouth Real Estate Investment
      Corp. Class A                        422,356    4,362,937       0.1%
#   National Health Investors, Inc.        294,556   19,652,776       0.3%
    National Retail Properties, Inc.     1,412,478   54,239,155       0.8%
    Omega Healthcare Investors, Inc.     1,401,241   50,570,788       0.7%
#   One Liberty Properties, Inc.           127,442    2,864,896       0.0%
    Parkway Properties, Inc.               801,983   13,048,263       0.2%
    Pebblebrook Hotel Trust                577,962   24,817,688       0.4%
    Pennsylvania REIT                      763,949   17,272,887       0.3%
    Piedmont Office Realty Trust, Inc.
      Class A                            1,711,782   29,921,949       0.4%
    Post Properties, Inc.                  598,386   34,209,728       0.5%
    Prologis, Inc.                       5,497,857  221,013,851       3.3%
    PS Business Parks, Inc.                220,395   16,827,158       0.3%
    Public Storage                       1,576,434  296,227,713       4.4%
    Ramco-Gershenson Properties Trust      834,882   14,593,737       0.2%
#   Realty Income Corp.                  2,472,297  116,123,790       1.7%
    Regency Centers Corp.                1,005,379   63,117,694       0.9%
#   Retail Opportunity Investments Corp.   945,383   15,863,527       0.2%
    Retail Properties of America, Inc.
      Class A                            2,028,497   30,650,590       0.5%
    Rexford Industrial Realty, Inc.        111,055    1,650,277       0.0%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
Real Estate Investment Trusts -- (Continued)
      RLJ Lodging Trust                1,323,709 $   39,274,446        0.6%
#     Rouse Properties, Inc.             168,193      2,938,332        0.0%
      Ryman Hospitality Properties,
        Inc.                             457,974     26,397,621        0.4%
      Sabra Health Care REIT, Inc.       611,619     18,275,176        0.3%
      Saul Centers, Inc.                 145,341      7,313,559        0.1%
#     Select Income REIT                 399,031      9,253,529        0.1%
#     Senior Housing Properties Trust  2,278,276     46,636,310        0.7%
      Simon Property Group, Inc.       3,332,595    604,832,667        8.9%
#     SL Green Realty Corp.            1,064,151    130,209,516        1.9%
      Sotherly Hotels, Inc.               86,907        716,114        0.0%
      Sovran Self Storage, Inc.          366,765     32,033,255        0.5%
      Spirit Realty Capital, Inc.      3,425,695     38,676,097        0.6%
#     STAG Industrial, Inc.              295,085      6,412,197        0.1%
      Starwood Waypoint Residential
        Trust                            185,264      4,768,695        0.1%
*     Strategic Hotels & Resorts,
        Inc.                           2,592,353     30,330,530        0.4%
      Summit Hotel Properties, Inc.      750,706      9,886,798        0.1%
#     Sun Communities, Inc.              487,940     30,281,556        0.4%
      Sunstone Hotel Investors, Inc.   2,270,755     35,378,363        0.5%
#     Tanger Factory Outlet Centers,
        Inc.                           1,070,241     35,938,693        0.5%
      Taubman Centers, Inc.              693,902     49,967,883        0.7%
      Terreno Realty Corp.               109,835      2,337,289        0.0%
#     Trade Street Residential, Inc.       9,846         68,627        0.0%
#     UDR, Inc.                        2,778,205     91,041,778        1.3%
#     UMH Properties, Inc.               161,643      1,627,745        0.0%
      Universal Health Realty Income
        Trust                            128,895      6,400,926        0.1%
      Urban Edge Properties              925,233     20,938,023        0.3%
#     Urstadt Biddle Properties, Inc.     76,760      1,330,251        0.0%
      Urstadt Biddle Properties,
        Inc. Class A                     248,163      5,149,382        0.1%
      Ventas, Inc.                     3,417,626    235,474,431        3.5%
      Vornado Realty Trust             1,860,446    192,537,557        2.8%
#     Washington REIT                    716,953     17,723,078        0.3%
      Weingarten Realty Investors      1,252,267     41,024,267        0.6%
#     Whitestone REIT                    134,977      1,984,162        0.0%
      WP Carey, Inc.                     596,080     37,839,158        0.6%
      WP GLIMCHER, Inc.                1,934,840     29,022,600        0.4%
                                                 --------------      -----
TOTAL COMMON STOCKS                               6,799,049,157      100.0%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional
        Liquid Reserves, 0.098%       13,788,584     13,788,584        0.2%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund  18,933,491    219,060,495        3.2%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,805,256,039)                          $7,031,898,236      103.4%
                                                 ==============      =====

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
COMMON STOCKS -- (90.7%)

AUSTRALIA -- (5.9%)
    Adelaide Brighton, Ltd.                 118,521 $   422,226       0.0%
    AGL Energy, Ltd.                        108,142   1,297,339       0.1%
#   ALS, Ltd.                               112,885     466,268       0.0%
    Alumina, Ltd.                           749,015     908,891       0.0%
    Amcor, Ltd.                             297,501   3,167,222       0.1%
    Amcor, Ltd. Sponsored ADR                 1,068      45,582       0.0%
    AMP, Ltd.                             1,169,574   5,924,445       0.2%
    Ansell, Ltd.                             37,395     769,596       0.0%
#   APA Group                               246,325   1,862,955       0.1%
#*  Aquarius Platinum, Ltd.                 215,481      29,315       0.0%
    Aristocrat Leisure, Ltd.                116,643     762,417       0.0%
    Asciano, Ltd.                           276,683   1,437,621       0.1%
    ASX, Ltd.                                37,679   1,251,565       0.0%
    Aurizon Holdings, Ltd.                  343,918   1,312,957       0.1%
#   AusNet Services                         371,932     432,487       0.0%
    Australia & New Zealand Banking
      Group, Ltd.                           490,438  13,123,069       0.4%
    Bank of Queensland, Ltd.                103,034   1,058,050       0.0%
    Beach Energy, Ltd.                      143,697     125,341       0.0%
    Bendigo & Adelaide Bank, Ltd.           132,399   1,260,313       0.0%
    BHP Billiton, Ltd.                      732,266  18,699,416       0.6%
#   BHP Billiton, Ltd. Sponsored ADR         65,589   3,364,060       0.1%
    BlueScope Steel, Ltd.                   142,412     391,850       0.0%
    Boral, Ltd.                             260,771   1,299,003       0.1%
    Brambles, Ltd.                          386,256   3,292,310       0.1%
    Caltex Australia, Ltd.                   23,997     669,273       0.0%
#   carsales.com, Ltd.                       29,538     220,659       0.0%
    Challenger, Ltd.                         84,253     467,837       0.0%
    CIMIC Group, Ltd.                        26,566     439,927       0.0%
    Coca-Cola Amatil, Ltd.                  150,366   1,217,326       0.0%
    Cochlear, Ltd.                           14,800     974,539       0.0%
#   Commonwealth Bank of Australia          342,418  23,968,221       0.7%
    Computershare, Ltd.                     109,692   1,064,057       0.0%
    Crown Resorts, Ltd.                      55,211     565,349       0.0%
    CSL, Ltd.                               108,914   7,807,313       0.2%
    DUET Group                              266,632     532,718       0.0%
    Echo Entertainment Group, Ltd.          207,250     739,998       0.0%
    Fairfax Media, Ltd.                     420,361     345,879       0.0%
#   Flight Centre Travel Group, Ltd.         13,937     476,624       0.0%
#   Fortescue Metals Group, Ltd.            735,469   1,242,438       0.0%
#   Harvey Norman Holdings, Ltd.            178,817     620,142       0.0%
#   Iluka Resources, Ltd.                    85,823     546,894       0.0%
    Incitec Pivot, Ltd.                     475,561   1,493,508       0.1%
    Insurance Australia Group, Ltd.         733,619   3,362,196       0.1%
    James Hardie Industries
      P.L.C.(B3LCV80)                           500      28,875       0.0%
    James Hardie Industries
      P.L.C.(B60QWJ2)                       112,533   1,292,510       0.0%
    Lend Lease Group                        153,253   1,936,394       0.1%
    Macquarie Group, Ltd.                   106,918   6,551,159       0.2%
    Magellan Financial Group, Ltd.           17,241     270,588       0.0%
#   Metcash, Ltd.                           156,632     163,502       0.0%
    National Australia Bank, Ltd.           405,948  11,754,374       0.4%
#   New Hope Corp., Ltd.                     25,495      43,895       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
AUSTRALIA -- (Continued)
#*  Newcrest Mining, Ltd.                  220,635 $  2,473,203       0.1%
    Oil Search, Ltd.                       247,889    1,573,741       0.1%
#   Orica, Ltd.                            115,867    1,836,220       0.1%
    Origin Energy, Ltd.                    319,948    3,198,099       0.1%
    Orora, Ltd.                            215,725      375,333       0.0%
    OZ Minerals, Ltd.                       90,750      334,085       0.0%
#   PanAust, Ltd.                           76,201      104,134       0.0%
    Platinum Asset Management, Ltd.         41,235      245,401       0.0%
#   Primary Health Care, Ltd.              141,962      555,637       0.0%
*   Qantas Airways, Ltd.                   304,058      812,729       0.0%
    QBE Insurance Group, Ltd.              390,199    4,208,585       0.1%
    Ramsay Health Care, Ltd.                31,490    1,552,338       0.1%
    REA Group, Ltd.                         12,767      474,874       0.0%
    Reece Australia, Ltd.                    7,839      212,100       0.0%
    Rio Tinto, Ltd.                        122,947    5,542,115       0.2%
    Santos, Ltd.                           277,664    1,808,242       0.1%
    Seek, Ltd.                              68,980      882,300       0.0%
#   Seven Group Holdings, Ltd.              18,118      104,882       0.0%
#   Sims Metal Management, Ltd.             40,715      347,013       0.0%
    Sonic Healthcare, Ltd.                  59,344      930,037       0.0%
    Spark Infrastructure Group             225,326      346,505       0.0%
    Suncorp Group, Ltd.                    368,898    3,814,911       0.1%
    Sydney Airport                         192,507      817,781       0.0%
    Tabcorp Holdings, Ltd.                 285,684    1,097,505       0.0%
    Tatts Group, Ltd.                      410,743    1,308,397       0.1%
    Telstra Corp., Ltd.                    975,960    4,797,527       0.2%
    Toll Holdings, Ltd.                    247,828    1,754,058       0.1%
#   TPG Telecom, Ltd.                       66,266      464,908       0.0%
    Transurban Group                       342,640    2,678,789       0.1%
    Treasury Wine Estates, Ltd.            174,830      766,763       0.0%
    Washington H Soul Pattinson & Co.,
      Ltd.                                  13,478      157,995       0.0%
    Wesfarmers, Ltd.                       176,194    6,073,284       0.2%
    Westpac Banking Corp.                  453,022   13,015,624       0.4%
#   Westpac Banking Corp. Sponsored ADR     86,981    2,510,272       0.1%
#   Woodside Petroleum, Ltd.               288,568    7,957,897       0.2%
    Woolworths, Ltd.                       295,401    6,858,511       0.2%
#   WorleyParsons, Ltd.                     56,232      516,191       0.0%
                                                   ------------       ---
TOTAL AUSTRALIA                                     214,008,479       6.4%
                                                   ------------       ---
AUSTRIA -- (0.2%)
    Andritz AG                              14,206      831,715       0.0%
    BUWOG AG                                 7,724      156,171       0.0%
    Erste Group Bank AG                     53,843    1,520,182       0.1%
*   IMMOFINANZ AG                          154,486      464,732       0.0%
    OMV AG                                  65,177    2,169,329       0.1%
#   Raiffeisen Bank International AG        43,644      724,506       0.0%
    Strabag SE                                 630       14,694       0.0%
    Telekom Austria AG ADR                   2,400       35,472       0.0%
#   Verbund AG                              22,099      373,919       0.0%
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe                    6,692      266,307       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
AUSTRIA -- (Continued)
    Voestalpine AG                           34,009 $ 1,423,889       0.0%
                                                    -----------       ---
TOTAL AUSTRIA                                         7,980,916       0.2%
                                                    -----------       ---
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                   220      26,887       0.0%
#   Ageas                                    63,715   2,393,899       0.1%
    Anheuser-Busch InBev NV                 149,950  18,256,154       0.5%
    Anheuser-Busch InBev NV Sponsored ADR    26,194   3,144,328       0.1%
    Belgacom SA                              64,280   2,394,098       0.1%
    bpost SA                                  3,505     100,518       0.0%
    Colruyt SA                               32,160   1,519,964       0.0%
    Delhaize Group SA                        18,885   1,520,248       0.1%
    Delhaize Group SA Sponsored ADR          49,084     982,662       0.0%
*   KBC Groep NV                             72,425   4,765,078       0.1%
    Solvay SA                                35,734   5,261,652       0.2%
*   Telenet Group Holding NV                 12,537     753,415       0.0%
#   UCB SA                                   25,920   1,867,091       0.1%
#   Umicore SA                               29,230   1,452,925       0.0%
                                                    -----------       ---
TOTAL BELGIUM                                        44,438,919       1.3%
                                                    -----------       ---
CANADA -- (8.5%)
    Agnico Eagle Mines, Ltd.(008474108)      19,994     605,818       0.0%
    Agnico Eagle Mines, Ltd.(2009823)        30,830     933,207       0.0%
    Agrium, Inc.(008916108)                   2,023     209,643       0.0%
    Agrium, Inc.(2213538)                    31,776   3,292,167       0.1%
#   Aimia, Inc.                              36,747     408,131       0.0%
*   Air Canada                                6,400      61,109       0.0%
    Alimentation Couche Tard, Inc. Class B   94,958   3,634,613       0.1%
#   AltaGas, Ltd.                            26,725     908,185       0.0%
#*  Amaya, Inc.                               9,600     224,623       0.0%
#   ARC Resources, Ltd.                     110,117   2,253,451       0.1%
    Atco, Ltd. Class I                       15,824     599,777       0.0%
#*  Athabasca Oil Corp.                      50,600      92,686       0.0%
    AuRico Gold, Inc.                         4,468      15,591       0.0%
    Bank of Montreal(063671101)              18,222   1,189,897       0.0%
#   Bank of Montreal(2076009)                89,829   5,868,481       0.2%
    Bank of Nova Scotia (The)(064149107)     24,239   1,337,266       0.1%
    Bank of Nova Scotia (The)(2076281)      185,068  10,205,200       0.3%
    Barrick Gold Corp.(067901108)           191,436   2,492,497       0.1%
    Barrick Gold Corp.(2024644)             203,307   2,642,233       0.1%
#   Baytex Energy Corp.                      40,080     782,997       0.0%
    BCE, Inc.(05534B760)                     22,940   1,011,883       0.0%
#   BCE, Inc.(B188TH2)                       46,262   2,039,516       0.1%
#*  BlackBerry, Ltd.(09228F103)              43,832     445,333       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                67,701     687,391       0.0%
#   Bombardier, Inc. Class A                 15,935      33,283       0.0%
    Bombardier, Inc. Class B                368,440     745,125       0.0%
#   Bonavista Energy Corp.                   56,859     391,627       0.0%
    Brookfield Asset Management, Inc.
      Class A                               109,877   5,916,874       0.2%
#*  BRP, Inc.                                 3,500      77,659       0.0%
    CAE, Inc.(124765108)                      7,206      89,426       0.0%
    CAE, Inc.(2162760)                       77,338     959,594       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
    Cameco Corp.(13321L108)                   42,215 $  742,140       0.0%
    Cameco Corp.(2166160)                     76,460  1,344,783       0.1%
    Canadian Imperial Bank of
      Commerce(136069101)                     14,930  1,198,580       0.0%
    Canadian Imperial Bank of
      Commerce(2170525)                       73,649  5,913,896       0.2%
    Canadian National Railway Co.(136375102)  24,432  1,576,353       0.1%
    Canadian National Railway Co.(2180632)   154,560  9,979,465       0.3%
    Canadian Natural Resources,
      Ltd.(136385101)                         78,878  2,622,693       0.1%
    Canadian Natural Resources,
      Ltd.(2171573)                          213,889  7,107,178       0.2%
    Canadian Oil Sands, Ltd.                 205,440  2,232,340       0.1%
    Canadian Pacific Railway,
      Ltd.(13645T100)                          2,676    509,992       0.0%
#   Canadian Pacific Railway, Ltd.(2793115)   33,566  6,399,658       0.2%
#   Canadian Tire Corp., Ltd. Class A         23,416  2,480,175       0.1%
    Canadian Utilities, Ltd. Class A          21,140    686,853       0.0%
    Canadian Western Bank                     22,314    580,182       0.0%
*   Canfor Corp.                              25,000    495,441       0.0%
*   Catamaran Corp.(B3N9ZT8)                   8,383    497,531       0.0%
*   Catamaran Corp.(B8J4N87)                  29,400  1,745,724       0.1%
    CCL Industries, Inc. Class B               6,596    758,335       0.0%
    Cenovus Energy, Inc.(15135U109)          122,783  2,310,776       0.1%
    Cenovus Energy, Inc.(B57FG04)            148,438  2,796,515       0.1%
*   CGI Group, Inc. Class A(39945C109)        35,643  1,499,501       0.1%
*   CGI Group, Inc. Class A(2159740)          32,125  1,352,099       0.1%
    CI Financial Corp.                        51,715  1,519,945       0.1%
#   Cineplex, Inc.                             5,186    207,612       0.0%
    Cogeco Cable, Inc.                         7,363    421,763       0.0%
    Constellation Software, Inc.               4,343  1,702,643       0.1%
    Crescent Point Energy Corp.(22576C101)    17,908    467,390       0.0%
#   Crescent Point Energy Corp.(B67C8W8)     144,732  3,779,946       0.1%
#   DH Corp.                                  19,087    668,876       0.0%
    Dollarama, Inc.                           25,800  1,481,495       0.1%
    E-L Financial Corp., Ltd.                    157     83,282       0.0%
    Eldorado Gold Corp.(284902103)            27,183    134,828       0.0%
    Eldorado Gold Corp.(2307873)             185,043    921,764       0.0%
#   Emera, Inc.                                7,522    253,497       0.0%
    Empire Co., Ltd.                          16,781  1,212,432       0.0%
#   Enbridge Income Fund Holdings, Inc.        8,113    261,378       0.0%
#   Enbridge, Inc.(29250N105)                 33,174  1,735,995       0.1%
    Enbridge, Inc.(2466149)                  131,031  6,848,583       0.2%
    Encana Corp.(292505104)                  201,265  2,859,976       0.1%
    Encana Corp.(2793193)                    198,579  2,819,443       0.1%
    Enerplus Corp.(292766102)                 27,199    342,979       0.0%
#   Enerplus Corp.(B584T89)                   72,066    911,502       0.0%
    Ensign Energy Services, Inc.              34,131    272,143       0.0%
    Fairfax Financial Holdings, Ltd.           7,795  4,257,692       0.1%
    Finning International, Inc.               71,763  1,470,353       0.1%
    First Capital Realty, Inc.                24,315    403,067       0.0%
    First Quantum Minerals, Ltd.             170,732  2,615,104       0.1%
    FirstService Corp.                         5,737    375,286       0.0%
#   Fortis, Inc.                              50,581  1,646,346       0.1%
    Franco-Nevada Corp.                       13,946    724,059       0.0%
#   Genworth MI Canada, Inc.                  11,764    342,731       0.0%
    George Weston, Ltd.                       16,126  1,332,049       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
    Gibson Energy, Inc.                       40,396 $  931,468       0.0%
    Gildan Activewear, Inc.(375916103)         6,000    190,260       0.0%
    Gildan Activewear, Inc.(2254645)          36,200  1,147,358       0.0%
    Goldcorp, Inc.(380956409)                 13,951    262,697       0.0%
    Goldcorp, Inc.(2676302)                  130,550  2,457,348       0.1%
    Great-West Lifeco, Inc.                   56,600  1,736,234       0.1%
    Hudson's Bay Co.                          12,485    272,880       0.0%
#   Husky Energy, Inc.                        87,950  1,966,756       0.1%
#   IGM Financial, Inc.                       18,940    716,313       0.0%
    Imperial Oil, Ltd.(453038408)             18,609    821,215       0.0%
    Imperial Oil, Ltd.(2454241)               48,227  2,125,745       0.1%
#   Industrial Alliance Insurance &
      Financial Services, Inc.                30,522  1,110,834       0.0%
    Intact Financial Corp.                    26,700  2,056,553       0.1%
#   Inter Pipeline, Ltd.                      45,000  1,178,616       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A  16,500    321,111       0.0%
    Keyera Corp.                              40,118  1,412,194       0.1%
*   Kinross Gold Corp.(496902404)             22,897     55,640       0.0%
*   Kinross Gold Corp.(B03Z841)              304,213    738,785       0.0%
    Linamar Corp.                             18,096  1,074,811       0.0%
    Loblaw Cos., Ltd.                         38,460  1,955,048       0.1%
*   Lundin Mining Corp.                      164,804    819,581       0.0%
    MacDonald Dettwiler & Associates, Ltd.     6,900    547,768       0.0%
    Magna International, Inc.(559222401)      21,006  1,059,333       0.0%
    Magna International, Inc.(2554475)        80,320  4,047,622       0.1%
#   Manitoba Telecom Services, Inc.            4,500     96,863       0.0%
    Manulife Financial Corp.(56501R106)       63,866  1,163,000       0.0%
    Manulife Financial Corp.(2492519)        282,759  5,146,612       0.2%
    Maple Leaf Foods, Inc.                    10,900    209,146       0.0%
*   MEG Energy Corp.                          42,405    817,873       0.0%
    Methanex Corp.(59151K108)                  7,460    449,167       0.0%
    Methanex Corp.(2654416)                   25,881  1,557,579       0.1%
#   Metro, Inc.                               79,272  2,291,759       0.1%
#   Mullen Group, Ltd.                        10,500    182,064       0.0%
    National Bank of Canada                   91,049  3,678,938       0.1%
*   New Gold, Inc.                           137,438    461,354       0.0%
    Northland Power, Inc.                      5,800     82,926       0.0%
    Onex Corp.                                21,404  1,288,853       0.0%
    Open Text Corp.(683715106)                 9,224    466,550       0.0%
    Open Text Corp.(2260824)                  21,700  1,096,421       0.0%
#   Osisko Gold Royalties, Ltd.                7,800    104,541       0.0%
#   Pacific Rubiales Energy Corp.            168,144    568,610       0.0%
    Pan American Silver Corp.(697900108)      12,528    119,267       0.0%
    Pan American Silver Corp.(2669272)        33,400    319,743       0.0%
*   Paramount Resources, Ltd. Class A          8,900    263,275       0.0%
    Pembina Pipeline Corp.(B4PPQG5)            9,034    314,474       0.0%
#   Pembina Pipeline Corp.(B4PT2P8)           37,582  1,307,978       0.0%
#   Pengrowth Energy Corp.                   129,078    433,291       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)        95,909    238,481       0.0%
    Penn West Petroleum, Ltd.(707887105)      18,200     44,954       0.0%
#   Peyto Exploration & Development Corp.     35,405  1,029,137       0.0%
    Potash Corp. of Saskatchewan,
      Inc.(73755L107)                         53,608  1,749,765       0.1%
    Potash Corp. of Saskatchewan,
      Inc.(2696980)                          136,400  4,454,339       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
CANADA -- (Continued)
    Precision Drilling Corp.                 94,060 $   684,498       0.0%
    Progressive Waste Solutions,
      Ltd.(B3DJGB7)                          31,442     908,730       0.0%
    Progressive Waste Solutions,
      Ltd.(74339G101)                        14,394     416,131       0.0%
    Quebecor, Inc. Class B                   22,000     605,023       0.0%
    Ritchie Bros Auctioneers, Inc.           16,700     422,587       0.0%
#   Rogers Communications, Inc. Class
      B(2169051)                             58,368   2,085,090       0.1%
    Rogers Communications, Inc. Class
      B(775109200)                           24,857     887,643       0.0%
    Royal Bank of Canada(780087102)          18,396   1,222,966       0.0%
    Royal Bank of Canada(2754383)           250,720  16,647,476       0.5%
    Saputo, Inc.                             54,512   1,615,254       0.1%
*   SEMAFO, Inc.                             48,000     147,601       0.0%
    Shaw Communications, Inc. Class
      B(82028K200)                           56,617   1,293,698       0.0%
#   Shaw Communications, Inc. Class
      B(2801836)                             61,949   1,416,124       0.1%
    ShawCor, Ltd.                            11,300     382,598       0.0%
    Silver Wheaton Corp.(828336107)           6,218     122,743       0.0%
    Silver Wheaton Corp.(B058ZX6)            46,277     912,882       0.0%
    SNC-Lavalin Group, Inc.                  42,430   1,529,801       0.1%
    Stantec, Inc.(85472N109)                 16,651     449,410       0.0%
    Stantec, Inc.(2854238)                   12,900     348,455       0.0%
    Sun Life Financial, Inc.(866796105)      21,287     681,823       0.0%
#   Sun Life Financial, Inc.(2566124)        86,231   2,759,535       0.1%
    Suncor Energy, Inc.(867224107)           76,441   2,491,977       0.1%
    Suncor Energy, Inc.(B3NB1P2)            296,232   9,646,875       0.3%
    Talisman Energy, Inc.(87425E103)        284,218   2,265,217       0.1%
    Talisman Energy, Inc.(2068299)          212,140   1,693,252       0.1%
    Teck Resources, Ltd. Class B(878742204)  76,044   1,154,348       0.0%
    Teck Resources, Ltd. Class B(2879327)    84,938   1,287,622       0.0%
    TELUS Corp.                              50,417   1,743,806       0.1%
    Thomson Reuters Corp.(2126067)           18,394     755,258       0.0%
#   Thomson Reuters Corp.(2889371)           59,250   2,434,332       0.1%
#   TMX Group, Ltd.                           3,100     138,157       0.0%
    Toronto-Dominion Bank (The)(891160509)    4,294     198,211       0.0%
#   Toronto-Dominion Bank (The)(2897222)    275,719  12,729,008       0.4%
*   Tourmaline Oil Corp.                     54,380   1,876,820       0.1%
#   TransAlta Corp.(2901628)                122,000   1,213,427       0.0%
    TransAlta Corp.(89346D107)               19,661     195,037       0.0%
    TransCanada Corp.(89353D107)              8,005     371,592       0.0%
    TransCanada Corp.(2665184)              109,071   5,062,558       0.2%
    TransForce, Inc.                         23,000     519,478       0.0%
    Trican Well Service, Ltd.                25,700     108,637       0.0%
#   Trilogy Energy Corp.                     10,639      81,214       0.0%
*   Turquoise Hill Resources,
      Ltd.(900435108)                        68,462     284,802       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5) 137,337     575,984       0.0%
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)                        13,001   2,820,307       0.1%
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)                          58,582  12,703,530       0.4%
#   Veresen, Inc.                            45,935     690,643       0.0%
#   Vermilion Energy, Inc.(B607XS1)          25,633   1,233,953       0.0%
    Vermilion Energy, Inc.(923725105)         3,240     155,974       0.0%
    West Fraser Timber Co., Ltd.             20,384   1,048,851       0.0%
    Westjet Airlines, Ltd.                    2,400      54,246       0.0%
    Westshore Terminals Investment Corp.      6,600     174,559       0.0%
#   Whitecap Resources, Inc.                106,734   1,322,564       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
CANADA -- (Continued)
#   WSP Global, Inc.                        13,300 $    474,016       0.0%
    Yamana Gold, Inc.(98462Y100)            41,099      156,998       0.0%
#   Yamana Gold, Inc.(2219279)             179,665      686,494       0.0%
                                                   ------------       ---
TOTAL CANADA                                        309,892,597       9.3%
                                                   ------------       ---
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A           644    1,241,565       0.0%
    AP Moeller - Maersk A.S. Class B         1,179    2,339,825       0.1%
    Carlsberg A.S. Class B                  30,585    2,788,390       0.1%
    Chr Hansen Holding A.S.                 28,863    1,397,315       0.0%
    Coloplast A.S. Class B                  22,103    1,804,137       0.1%
    Danske Bank A.S.                       111,030    3,148,885       0.1%
    DSV A.S.                                57,650    1,999,859       0.1%
*   Genmab A.S.                              7,859      605,152       0.0%
    GN Store Nord A.S.                      39,910      861,637       0.0%
*   H Lundbeck A.S.                         13,909      270,544       0.0%
*   Jyske Bank A.S.                         18,789      920,076       0.0%
    Novo Nordisk A.S. Class B              341,045   19,146,496       0.6%
    Novo Nordisk A.S. Sponsored ADR         94,441    5,314,195       0.1%
    Novozymes A.S. Class B                  57,876    2,670,197       0.1%
    Pandora A.S.                            31,300    3,235,214       0.1%
    Rockwool International A.S. Class B      1,012      134,083       0.0%
    TDC A.S.                               256,162    1,950,265       0.1%
*   Topdanmark A.S.                         21,510      645,136       0.0%
    Tryg A.S.                                5,268      572,075       0.0%
    Vestas Wind Systems A.S.                53,303    2,417,688       0.1%
*   William Demant Holding A.S.              5,776      474,972       0.0%
                                                   ------------       ---
TOTAL DENMARK                                        53,937,706       1.6%
                                                   ------------       ---
FINLAND -- (0.8%)
    Elisa Oyj                               33,144    1,015,376       0.0%
    Fortum Oyj                             241,464    4,768,287       0.2%
    Kesko Oyj Class B                       16,039      655,334       0.0%
#   Kone Oyj Class B                        70,610    3,037,756       0.1%
    Metso Oyj                               33,495      952,142       0.0%
#   Neste Oil Oyj                           52,010    1,414,570       0.1%
#   Nokia Oyj                              497,101    3,354,154       0.1%
    Nokia Oyj Sponsored ADR                156,125    1,027,302       0.0%
#   Nokian Renkaat Oyj                      27,548      895,200       0.0%
    Orion Oyj Class A                        3,180      102,637       0.0%
    Orion Oyj Class B                       19,609      641,196       0.0%
    Sampo Oyj Class A                       64,764    3,138,090       0.1%
#   Stora Enso Oyj Class R                 268,007    2,820,310       0.1%
    Stora Enso Oyj Sponsored ADR            12,000      125,760       0.0%
    UPM-Kymmene Oyj                        163,511    2,958,659       0.1%
#   UPM-Kymmene Oyj Sponsored ADR           13,000      233,220       0.0%
    Valmet OYJ                              27,047      313,458       0.0%
    Wartsila Oyj Abp                        35,797    1,642,366       0.1%
                                                   ------------       ---
TOTAL FINLAND                                        29,095,817       0.9%
                                                   ------------       ---

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
FRANCE -- (7.9%)
#   Accor SA                                 51,069 $ 2,800,358       0.1%
    Aeroports de Paris                        6,344     782,035       0.0%
    Air Liquide SA                           72,673   9,504,197       0.3%
*   Alcatel-Lucent                          551,932   1,916,312       0.1%
*   Alcatel-Lucent Sponsored ADR            128,100     435,540       0.0%
*   Alstom SA                                46,699   1,467,017       0.0%
    Arkema SA                                24,812   1,996,701       0.1%
    Atos SE                                  21,750   1,700,006       0.1%
#   AXA SA                                  336,092   8,498,367       0.3%
    AXA SA Sponsored ADR                     48,048   1,209,849       0.0%
    BioMerieux                                1,600     172,610       0.0%
    BNP Paribas SA                          182,957  11,553,967       0.3%
*   Bollore SA(BQR9N80)                         500       2,779       0.0%
    Bollore SA(4572709)                     124,964     714,175       0.0%
#   Bouygues SA                              84,332   3,481,620       0.1%
    Bureau Veritas SA                        57,565   1,355,516       0.0%
    Cap Gemini SA                            35,188   3,135,094       0.1%
    Carrefour SA                            195,309   6,734,038       0.2%
    Casino Guichard Perrachon SA             22,212   1,964,151       0.1%
#*  CGG SA Sponsored ADR                     15,607     111,122       0.0%
    Christian Dior SE                        12,247   2,394,300       0.1%
    Cie de Saint-Gobain                     225,556  10,250,863       0.3%
    Cie Generale des Etablissements
      Michelin                               78,175   8,717,747       0.3%
    CNP Assurances                           60,357   1,084,824       0.0%
    Credit Agricole SA                      181,999   2,831,603       0.1%
#   Danone SA                               118,845   8,599,874       0.3%
    Danone SA Sponsored ADR                  12,058     174,962       0.0%
    Dassault Systemes                        20,181   1,555,073       0.0%
    Edenred                                  55,352   1,483,951       0.0%
    Eiffage SA                               18,203   1,110,062       0.0%
    Electricite de France SA                 67,202   1,709,946       0.1%
*   Eramet                                      435      35,783       0.0%
    Essilor International SA                 49,107   5,982,708       0.2%
    Euler Hermes Group                        3,115     340,536       0.0%
    European Aeronautic Defence and Space
      Co. NV                                133,079   9,222,653       0.3%
    Eutelsat Communications SA               56,815   1,980,822       0.1%
    Faurecia                                 24,285   1,151,177       0.0%
#   GDF Suez(B0C2CQ3)                       410,168   8,345,437       0.3%
*   GDF Suez(B3B9KQ2)                        11,445          13       0.0%
    Groupe Eurotunnel SE                    107,368   1,721,383       0.1%
*   Groupe Fnac                               1,746     105,034       0.0%
    Hermes International                      5,656   2,133,041       0.1%
    Iliad SA                                  6,116   1,441,795       0.0%
#   Imerys SA                                12,925     983,757       0.0%
#   Ingenico                                 10,886   1,365,895       0.0%
    Ipsen SA                                  2,444     140,354       0.0%
    JCDecaux SA                              21,259     839,816       0.0%
#   Kering                                   15,566   2,878,724       0.1%
#   L'Oreal SA                               44,850   8,559,212       0.3%
    Lafarge SA                               56,690   4,136,378       0.1%
    Lafarge SA Sponsored ADR                  1,800      32,656       0.0%
    Lagardere SCA                            26,506     850,866       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
FRANCE -- (Continued)
    Legrand SA                              45,173 $  2,612,025       0.1%
#   LVMH Moet Hennessy Louis Vuitton SE     63,651   11,130,412       0.3%
    Natixis SA                             278,268    2,303,353       0.1%
*   Numericable-SFR SAS                      9,664      536,545       0.0%
    Orange SA(684060106)                    46,387      759,819       0.0%
    Orange SA(5176177)                     462,290    7,614,523       0.2%
    Pernod-Ricard SA                        29,274    3,638,285       0.1%
*   Peugeot SA                             206,769    3,909,094       0.1%
    Publicis Groupe SA                      35,202    2,952,410       0.1%
    Publicis Groupe SA ADR                   4,537       95,232       0.0%
#   Remy Cointreau SA                          811       61,016       0.0%
    Renault SA                              38,129    4,011,844       0.1%
    Rexel SA                                84,033    1,583,739       0.0%
    Safran SA                               65,382    4,777,288       0.1%
    Sanofi                                 157,960   16,078,813       0.5%
    Schneider Electric SE(B11BPS1)             935       69,825       0.0%
#   Schneider Electric SE(4834108)          86,544    6,469,024       0.2%
    SCOR SE                                 45,879    1,651,265       0.1%
    SEB SA                                   3,563      329,946       0.0%
#   SES SA                                  72,400    2,537,346       0.1%
    Societe BIC SA                           6,275    1,071,967       0.0%
    Societe Generale SA                    151,880    7,593,189       0.2%
*   Sodexo                                  16,625    1,686,038       0.1%
    Sodexo SA                               19,648    1,988,184       0.1%
    STMicroelectronics NV                  188,399    1,502,591       0.0%
    Suez Environnement Co.                  71,410    1,456,430       0.0%
#   Technip SA                              24,711    1,684,612       0.1%
    Technip SA ADR                          14,400      246,528       0.0%
    Thales SA                               28,807    1,753,649       0.1%
    Total SA                               356,850   19,323,410       0.6%
    Total SA Sponsored ADR                 157,489    8,520,155       0.3%
    Valeo SA                                18,140    2,908,199       0.1%
    Vallourec SA                            37,051      873,693       0.0%
#   Veolia Environnement SA                 67,918    1,437,145       0.0%
    Veolia Environnement SA ADR             17,086      359,831       0.0%
    Vicat                                    1,981      142,844       0.0%
#   Vinci SA                               107,490    6,592,866       0.2%
    Vivendi SA                             182,668    4,579,236       0.1%
    Zodiac Aerospace                        51,830    1,903,367       0.1%
                                                   ------------       ---
TOTAL FRANCE                                        290,442,437       8.7%
                                                   ------------       ---
GERMANY -- (6.8%)
#   Adidas AG                               45,007    3,687,687       0.1%
#   Allianz SE                              52,837    8,993,630       0.3%
#   Allianz SE ADR                         250,286    4,304,919       0.1%
    Axel Springer SE                        10,034      559,778       0.0%
#   BASF SE                                199,808   19,850,529       0.6%
    BASF SE Sponsored ADR                    8,200      790,070       0.0%
    Bayer AG                               153,890   22,149,785       0.7%
    Bayer AG Sponsored ADR                  33,435    4,858,105       0.1%
    Bayerische Motoren Werke AG             80,669    9,516,086       0.3%
    Beiersdorf AG                           16,228    1,411,603       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
GERMANY -- (Continued)
#   Bilfinger SE                              8,723 $   435,640       0.0%
    Brenntag AG                              36,611   2,196,684       0.1%
*   Commerzbank AG                          275,570   3,717,684       0.1%
#   Continental AG                           25,166   5,897,769       0.2%
    Daimler AG                              238,746  22,954,633       0.7%
#   Deutsche Bank AG(D18190898)             222,745   7,150,114       0.2%
    Deutsche Bank AG(5750355)                51,305   1,640,828       0.1%
    Deutsche Boerse AG                       40,172   3,328,806       0.1%
*   Deutsche Lufthansa AG                   116,955   1,613,001       0.1%
    Deutsche Post AG                        221,560   7,295,581       0.2%
    Deutsche Telekom AG                     665,682  12,235,668       0.4%
    Deutsche Telekom AG Sponsored ADR        95,900   1,761,683       0.1%
    Deutsche Wohnen AG                       77,280   2,027,029       0.1%
    E.ON SE                                 279,160   4,345,964       0.1%
    E.ON SE Sponsored ADR                    53,950     836,225       0.0%
    Fielmann AG                               5,420     368,161       0.0%
    Fraport AG Frankfurt Airport Services
      Worldwide                               9,735     615,730       0.0%
    Fresenius Medical Care AG & Co. KGaA     44,121   3,708,000       0.1%
#   Fresenius Medical Care AG & Co. KGaA
      ADR                                    14,200     595,974       0.0%
    Fresenius SE & Co. KGaA                 105,477   6,275,135       0.2%
#   Fuchs Petrolub SE                         6,553     244,493       0.0%
    GEA Group AG                             36,870   1,770,715       0.1%
#   Hannover Rueck SE                        17,481   1,776,955       0.1%
    HeidelbergCement AG                      40,689   3,123,304       0.1%
    Henkel AG & Co. KGaA                     21,976   2,226,068       0.1%
#   Hochtief AG                              10,911     843,058       0.0%
    Hugo Boss AG                             14,446   1,777,587       0.1%
    Infineon Technologies AG                176,850   2,079,179       0.1%
    K+S AG                                   49,321   1,607,836       0.0%
    LANXESS AG                               28,303   1,510,661       0.0%
    Linde AG                                 32,704   6,390,675       0.2%
#   MAN SE                                    7,842     850,804       0.0%
    Merck KGaA                               31,003   3,342,282       0.1%
    Metro AG                                 66,434   2,407,892       0.1%
    MTU Aero Engines AG                      17,092   1,680,255       0.1%
#   Muenchener
      Rueckversicherungs-Gesellschaft AG     32,841   6,410,482       0.2%
    Osram Licht AG                           19,058   1,004,023       0.0%
#   Puma SE                                     790     161,147       0.0%
*   QIAGEN NV                                54,317   1,306,075       0.0%
    Rhoen Klinikum AG                         7,853     217,412       0.0%
    RTL Group SA                              4,914     460,691       0.0%
    RWE AG                                  194,239   4,826,727       0.1%
    SAP SE                                  139,819  10,565,422       0.3%
    SAP SE Sponsored ADR                      8,719     659,941       0.0%
#*  SGL Carbon SE                               819      13,278       0.0%
    Siemens AG                              139,769  15,204,337       0.5%
    Software AG                                 943      27,223       0.0%
#   Suedzucker AG                            17,838     268,857       0.0%
    Symrise AG                               21,569   1,307,801       0.0%
#*  Talanx AG                                13,110     417,037       0.0%
    Telefonica Deutschland Holding AG       166,719   1,033,261       0.0%
    ThyssenKrupp AG                         110,393   2,933,078       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
GERMANY -- (Continued)
    United Internet AG                      28,463 $  1,272,553       0.0%
#   Volkswagen AG                            7,777    1,970,020       0.1%
    Wacker Chemie AG                         6,393      792,913       0.0%
    Wirecard AG                             10,592      465,192       0.0%
                                                   ------------       ---
TOTAL GERMANY                                       248,071,735       7.4%
                                                   ------------       ---
HONG KONG -- (2.8%)
    AIA Group, Ltd.                      2,360,600   15,699,109       0.5%
    ASM Pacific Technology, Ltd.            49,600      554,236       0.0%
    Bank of East Asia, Ltd. (The)          403,706    1,751,485       0.1%
    BOC Hong Kong Holdings, Ltd.           725,000    2,816,734       0.1%
*   Brightoil Petroleum Holdings, Ltd.     333,000      105,688       0.0%
    Cathay Pacific Airways, Ltd.           501,000    1,288,808       0.0%
    Cheung Kong Infrastructure
      Holdings, Ltd.                       140,000    1,187,796       0.0%
    Chow Tai Fook Jewellery Group, Ltd.    237,600      289,392       0.0%
    CK Hutchison Holdings, Ltd.            281,600    6,101,265       0.2%
    CLP Holdings, Ltd.                     347,400    3,041,041       0.1%
    Esprit Holdings, Ltd.                  486,920      460,049       0.0%
*   FIH Mobile, Ltd.                       627,000      332,569       0.0%
    First Pacific Co., Ltd.                940,400      911,741       0.0%
    Galaxy Entertainment Group, Ltd.       502,000    2,412,550       0.1%
*   Global Brands Group Holding, Ltd.    1,312,000      266,687       0.0%
    Hang Lung Group, Ltd.                  228,000    1,208,595       0.0%
    Hang Lung Properties, Ltd.             576,000    1,943,496       0.1%
    Hang Seng Bank, Ltd.                   146,600    2,857,925       0.1%
    Henderson Land Development Co., Ltd.   299,406    2,408,077       0.1%
    HK Electric Investments & HK
      Electric Investments, Ltd.           103,000       70,270       0.0%
    Hong Kong & China Gas Co., Ltd.      1,287,151    3,066,002       0.1%
    Hong Kong Exchanges and Clearing,
      Ltd.                                 241,916    9,221,894       0.3%
    Hongkong & Shanghai Hotels (The)        94,525      138,549       0.0%
    Hopewell Holdings, Ltd.                145,000      556,718       0.0%
    Hutchison Whampoa, Ltd.                413,500    6,068,512       0.2%
    Hysan Development Co., Ltd.            184,638      848,396       0.0%
    Johnson Electric Holdings, Ltd.        111,125      411,404       0.0%
    Kerry Logistics Network, Ltd.           69,696      112,068       0.0%
    Kerry Properties, Ltd.                 289,893    1,175,671       0.0%
    L'Occitane International SA            112,750      333,313       0.0%
    Li & Fung, Ltd.                      1,312,000    1,336,230       0.0%
    Lifestyle International Holdings,
      Ltd.                                  80,500      150,523       0.0%
#   Melco Crown Entertainment, Ltd. ADR     34,736      709,309       0.0%
#   Melco International Development,
      Ltd.                                 179,000      302,189       0.0%
    MGM China Holdings, Ltd.               194,000      364,712       0.0%
    MTR Corp., Ltd.                        326,436    1,598,040       0.1%
    New World Development Co., Ltd.      2,152,587    2,849,564       0.1%
    NWS Holdings, Ltd.                     323,656      545,937       0.0%
    Orient Overseas International, Ltd.     63,000      386,256       0.0%
    PCCW, Ltd.                           1,313,712      878,000       0.0%
    Power Assets Holdings, Ltd.            251,707    2,532,476       0.1%
    Prada SpA                              106,600      576,688       0.0%
    Samsonite International SA             361,500    1,318,451       0.0%
    Sands China, Ltd.                      508,800    2,067,535       0.1%
    Shangri-La Asia, Ltd.                  355,655      540,326       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
HONG KONG -- (Continued)
    Sino Land Co., Ltd.                    809,267 $  1,425,870       0.1%
    SJM Holdings, Ltd.                     478,000      605,419       0.0%
    Sun Hung Kai Properties, Ltd.          328,108    5,453,606       0.2%
    Swire Pacific, Ltd. Class A            178,000    2,403,016       0.1%
    Swire Pacific, Ltd. Class B            150,000      381,906       0.0%
    Swire Properties, Ltd.                 195,600      671,994       0.0%
    Techtronic Industries Co., Ltd.        329,500    1,159,718       0.0%
    Television Broadcasts, Ltd.             52,000      339,775       0.0%
    VTech Holdings, Ltd.                    24,800      344,553       0.0%
    Wharf Holdings, Ltd. (The)             311,609    2,251,186       0.1%
    Wheelock & Co., Ltd.                   264,000    1,481,474       0.1%
    Wynn Macau, Ltd.                       328,000      663,083       0.0%
    Xinyi Glass Holdings, Ltd.             396,000      262,871       0.0%
    Yue Yuen Industrial Holdings, Ltd.     244,500      922,727       0.0%
                                                   ------------       ---
TOTAL HONG KONG                                     102,163,474       3.0%
                                                   ------------       ---
IRELAND -- (0.4%)
*   Bank of Ireland                      6,556,497    2,534,569       0.1%
*   Bank of Ireland Sponsored ADR           17,922      273,131       0.0%
    CRH P.L.C.(0182704)                     58,738    1,641,342       0.1%
    CRH P.L.C.(4182249)                     23,250      653,270       0.0%
    CRH P.L.C. Sponsored ADR               109,585    3,062,901       0.1%
    Dragon Oil P.L.C.                       43,868      412,774       0.0%
    Glanbia P.L.C.                          27,488      509,436       0.0%
    Kerry Group P.L.C. Class A(0490656)     18,318    1,339,263       0.0%
    Kerry Group P.L.C. Class A(4519579)     19,829    1,458,470       0.0%
    Paddy Power P.L.C.                       1,180      105,493       0.0%
    Ryanair Holdings P.L.C.                 33,520      392,555       0.0%
    Smurfit Kappa Group P.L.C.              91,409    2,798,621       0.1%
                                                   ------------       ---
TOTAL IRELAND                                        15,181,825       0.4%
                                                   ------------       ---
ISRAEL -- (0.5%)
    Azrieli Group                            8,773      378,480       0.0%
    Bank Hapoalim BM                       316,524    1,583,239       0.1%
*   Bank Leumi Le-Israel BM                389,685    1,514,566       0.1%
    Bezeq The Israeli Telecommunication
      Corp., Ltd.                          488,622      925,471       0.1%
*   Cellcom Israel, Ltd.                     2,105        9,686       0.0%
    Delek Group, Ltd.                        1,413      394,200       0.0%
    Elbit Systems, Ltd.(M3760D101)           1,593      123,362       0.0%
    Elbit Systems, Ltd.(6308913)             7,453      589,777       0.0%
    First International Bank Of Israel,
      Ltd.                                   2,402       33,725       0.0%
    Frutarom Industries, Ltd.                1,930       82,074       0.0%
    Israel Chemicals, Ltd.                 105,082      735,229       0.0%
*   Israel Discount Bank, Ltd. Class A     307,005      539,320       0.0%
    Migdal Insurance & Financial
      Holding, Ltd.                         85,601      103,649       0.0%
*   Mizrahi Tefahot Bank, Ltd.              32,493      363,434       0.0%
    NICE Systems, Ltd. Sponsored ADR        11,926      713,771       0.0%
    Osem Investments, Ltd.                   9,419      201,114       0.0%
*   Partner Communications Co., Ltd.         8,183       20,598       0.0%
*   Partner Communications Co., Ltd. ADR     3,525        8,742       0.0%
    Paz Oil Co., Ltd.                           85       13,002       0.0%
*   Strauss Group, Ltd.                      6,801      121,117       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd.      6,037 $   366,834       0.0%
    Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR                         162,044   9,790,698       0.3%
                                                    -----------       ---
TOTAL ISRAEL                                         18,612,088       0.6%
                                                    -----------       ---
ITALY -- (1.8%)
    Assicurazioni Generali SpA              222,046   4,338,594       0.1%
    Atlantia SpA                             98,127   2,759,818       0.1%
#*  Banca Carige SpA                        534,438      43,581       0.0%
#*  Banca Monte dei Paschi di Siena SpA     503,756     310,469       0.0%
*   Banca Popolare dell'Emilia Romagna SC     7,289      59,958       0.0%
*   Banco Popolare SC                        98,647   1,559,562       0.0%
    CNH Industrial NV                       222,377   1,953,843       0.1%
    Davide Campari-Milano SpA                51,808     400,672       0.0%
    Enel Green Power SpA                    435,451     845,574       0.0%
    Enel SpA                              1,243,206   5,892,721       0.2%
    Eni SpA                                 435,529   8,355,994       0.3%
#   Eni SpA Sponsored ADR                    69,229   2,660,470       0.1%
#*  Fiat Chrysler Automobiles NV              7,000     103,250       0.0%
*   Finmeccanica SpA                        102,014   1,301,587       0.0%
    Intesa Sanpaolo SpA                   1,896,368   6,370,849       0.2%
    Intesa Sanpaolo SpA Sponsored ADR         9,000     181,710       0.0%
    Luxottica Group SpA                      36,285   2,389,617       0.1%
    Luxottica Group SpA Sponsored ADR           875      57,418       0.0%
*   Mediaset SpA                            166,684     856,691       0.0%
    Mediobanca SpA                          170,811   1,658,159       0.1%
    Mediolanum SpA                           51,783     434,652       0.0%
    Parmalat SpA                             80,329     222,469       0.0%
    Pirelli & C. SpA                         58,843   1,018,095       0.0%
    Prysmian SpA                             33,580     684,798       0.0%
#*  Saipem SpA                               57,784     766,114       0.0%
    Salvatore Ferragamo SpA                   9,142     284,285       0.0%
    Snam SpA                                360,878   1,879,865       0.1%
#*  Telecom Italia SpA                    2,738,875   3,232,603       0.1%
*   Telecom Italia SpA Sponsored ADR         80,065     940,764       0.0%
    Tenaris SA(2167367)                      34,199   1,051,619       0.0%
    Tenaris SA(7538515)                      21,859     335,628       0.0%
    Terna Rete Elettrica Nazionale SpA      395,389   1,863,999       0.1%
    Tod's SpA                                 2,308     211,758       0.0%
    UniCredit SpA                           917,593   6,586,599       0.2%
    Unione di Banche Italiane SCPA          248,727   1,974,239       0.1%
    UnipolSai SpA                           285,893     800,033       0.0%
                                                    -----------       ---
TOTAL ITALY                                          64,388,057       1.9%
                                                    -----------       ---
JAPAN -- (18.7%)
    77 Bank, Ltd. (The)                      81,000     467,466       0.0%
    ABC-Mart, Inc.                            6,600     375,533       0.0%
#   Advantest Corp.                          18,340     216,217       0.0%
    Advantest Corp. ADR                      10,000     118,200       0.0%
    Aeon Co., Ltd.                          406,400   5,055,970       0.2%
    Aeon Mall Co., Ltd.                       9,548     178,108       0.0%
    Air Water, Inc.                          54,000     959,059       0.0%
    Aisin Seiki Co., Ltd.                    79,900   3,653,662       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Ajinomoto Co., Inc.                       90,000 $1,995,539       0.1%
    Alfresa Holdings Corp.                    39,400    590,476       0.0%
    Alps Electric Co., Ltd.                   50,400  1,251,957       0.1%
    Amada Holdings Co., Ltd.                  80,900    816,382       0.0%
    ANA Holdings, Inc.                       202,000    558,478       0.0%
    Anritsu Corp.                             24,000    172,080       0.0%
    Aoyama Trading Co., Ltd.                  15,000    518,822       0.0%
    Aozora Bank, Ltd.                        212,000    792,973       0.0%
    Asahi Glass Co., Ltd.                    390,000  2,624,684       0.1%
    Asahi Group Holdings, Ltd.                84,800  2,726,916       0.1%
    Asahi Intecc Co., Ltd.                     4,700    289,441       0.0%
    Asahi Kasei Corp.                        273,000  2,570,740       0.1%
    Asics Corp.                               25,300    649,205       0.0%
    Astellas Pharma, Inc.                    324,075  5,046,073       0.2%
    Autobacs Seven Co., Ltd.                   9,900    154,198       0.0%
    Awa Bank, Ltd. (The)                      29,000    172,150       0.0%
    Azbil Corp.                               10,400    273,957       0.0%
    Bandai Namco Holdings, Inc.               50,000  1,027,168       0.0%
    Bank of Kyoto, Ltd. (The)                105,000  1,144,657       0.0%
    Bank of Yokohama, Ltd. (The)             334,000  2,119,753       0.1%
    Benesse Holdings, Inc.                    28,600    896,346       0.0%
#   Bic Camera, Inc.                           8,200     81,775       0.0%
    Bridgestone Corp.                        152,300  6,378,884       0.2%
    Brother Industries, Ltd.                  89,800  1,428,757       0.1%
    Calbee, Inc.                              14,700    598,505       0.0%
    Calsonic Kansei Corp.                     59,000    430,091       0.0%
    Canon Marketing Japan, Inc.               14,800    278,013       0.0%
    Canon, Inc.                              131,800  4,699,292       0.2%
#   Canon, Inc. Sponsored ADR                 65,547  2,333,473       0.1%
#   Casio Computer Co., Ltd.                  46,400    938,131       0.0%
    Central Japan Railway Co.                 28,800  5,143,864       0.2%
    Century Tokyo Leasing Corp.               16,700    527,299       0.0%
    Chiba Bank, Ltd. (The)                   254,000  2,087,477       0.1%
    Chiyoda Corp.                             28,000    254,096       0.0%
    Chubu Electric Power Co., Inc.           118,200  1,566,693       0.1%
    Chugai Pharmaceutical Co., Ltd.           29,000    881,941       0.0%
    Chugoku Bank, Ltd. (The)                  46,600    748,682       0.0%
    Chugoku Electric Power Co., Inc. (The)    58,800    863,262       0.0%
    Citizen Holdings Co., Ltd.                73,400    580,865       0.0%
#   Coca-Cola East Japan Co., Ltd.            16,400    306,468       0.0%
    Coca-Cola West Co., Ltd.                  22,100    351,608       0.0%
#   COLOPL, Inc.                               8,700    178,154       0.0%
    COMSYS Holdings Corp.                     24,700    344,115       0.0%
*   Cosmo Oil Co., Ltd.                      128,000    189,769       0.0%
    Cosmos Pharmaceutical Corp.                1,700    228,876       0.0%
    Credit Saison Co., Ltd.                   32,000    605,116       0.0%
    Dai Nippon Printing Co., Ltd.            159,000  1,642,565       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)  174,200  2,863,133       0.1%
    Daicel Corp.                              73,800    889,741       0.0%
    Daido Steel Co., Ltd.                    132,000    631,168       0.0%
#   Daihatsu Motor Co., Ltd.                  90,100  1,305,137       0.1%
#   Daiichi Sankyo Co., Ltd.                 120,446  2,091,989       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Daiichikosho Co., Ltd.                    11,300 $  364,444       0.0%
    Daikin Industries, Ltd.                   47,000  3,166,344       0.1%
    Daikyo, Inc.                              98,000    147,450       0.0%
    Daito Trust Construction Co., Ltd.        18,800  2,189,271       0.1%
    Daiwa House Industry Co., Ltd.           104,000  2,321,801       0.1%
    Daiwa Securities Group, Inc.             288,000  2,389,194       0.1%
#   Dena Co., Ltd.                            41,500    829,005       0.0%
    Denki Kagaku Kogyo K.K.                  151,000    616,562       0.0%
    Denso Corp.                               84,300  4,185,137       0.1%
    Dentsu, Inc.                              30,200  1,407,763       0.1%
    DIC Corp.                                389,000  1,176,909       0.0%
    Disco Corp.                                4,200    382,481       0.0%
    DMG Mori Seiki Co., Ltd.                  25,000    407,726       0.0%
    Don Quijote Holdings Co., Ltd.            12,400    946,050       0.0%
    Dowa Holdings Co., Ltd.                   94,200    845,356       0.0%
    East Japan Railway Co.                    66,700  5,895,411       0.2%
    Ebara Corp.                              155,000    689,059       0.0%
    Eisai Co., Ltd.                           38,500  2,566,310       0.1%
    Electric Power Development Co., Ltd.      25,000    839,233       0.0%
    Exedy Corp.                                5,600    137,533       0.0%
    Ezaki Glico Co., Ltd.                     10,000    416,458       0.0%
    FamilyMart Co., Ltd.                      16,300    701,927       0.0%
#   FANUC Corp.                               28,500  6,268,936       0.2%
    Fast Retailing Co., Ltd.                  12,100  4,765,946       0.2%
#   FP Corp.                                   3,400    121,982       0.0%
    Fuji Electric Co., Ltd.                  215,000  1,013,918       0.0%
    Fuji Heavy Industries, Ltd.              126,886  4,243,066       0.1%
    Fuji Media Holdings, Inc.                 15,800    221,196       0.0%
    FUJIFILM Holdings Corp.                   77,100  2,904,127       0.1%
    Fujitsu, Ltd.                            414,440  2,747,056       0.1%
    Fukuoka Financial Group, Inc.            236,000  1,355,878       0.1%
#   Fukuyama Transporting Co., Ltd.           29,000    164,325       0.0%
    Furukawa Electric Co., Ltd.              127,000    232,777       0.0%
    Glory, Ltd.                               14,900    412,392       0.0%
#   Gree, Inc.                                27,200    175,616       0.0%
    GS Yuasa Corp.                           140,000    658,178       0.0%
#   GungHo Online Entertainment, Inc.         77,200    316,918       0.0%
    Gunma Bank, Ltd. (The)                   103,000    729,371       0.0%
    H2O Retailing Corp.                       16,700    300,479       0.0%
    Hachijuni Bank, Ltd. (The)               134,000  1,044,627       0.0%
    Hakuhodo DY Holdings, Inc.                47,200    505,118       0.0%
    Hamamatsu Photonics K.K.                  33,400    974,225       0.0%
    Hankyu Hanshin Holdings, Inc.            299,000  1,804,786       0.1%
    Haseko Corp.                              71,400    705,024       0.0%
    Heiwa Corp.                               20,600    429,500       0.0%
    Hikari Tsushin, Inc.                       3,800    253,622       0.0%
    Hino Motors, Ltd.                         74,800    975,824       0.0%
    Hiroshima Bank, Ltd. (The)               111,000    648,331       0.0%
#   HIS Co., Ltd.                              8,000    266,661       0.0%
    Hisamitsu Pharmaceutical Co., Inc.         7,700    331,823       0.0%
    Hitachi Capital Corp.                     31,800    720,433       0.0%
    Hitachi Chemical Co., Ltd.                25,900    501,319       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Hitachi Construction Machinery Co., Ltd.  51,300 $  910,761       0.0%
    Hitachi High-Technologies Corp.           13,265    384,415       0.0%
    Hitachi Metals, Ltd.                      77,000  1,204,220       0.1%
    Hitachi Transport System, Ltd.             8,415    135,712       0.0%
    Hitachi, Ltd.                            882,000  6,017,800       0.2%
    Hitachi, Ltd. ADR                         34,892  2,369,167       0.1%
#*  Hokkaido Electric Power Co., Inc.         48,900    450,985       0.0%
    Hokuhoku Financial Group, Inc.           317,000    758,084       0.0%
    Hokuriku Electric Power Co.               49,400    730,314       0.0%
    Honda Motor Co., Ltd.                    276,677  9,275,696       0.3%
#   Honda Motor Co., Ltd. Sponsored ADR      132,783  4,452,214       0.1%
    Horiba, Ltd.                               3,800    142,695       0.0%
    Hoshizaki Electric Co., Ltd.               6,500    382,408       0.0%
    House Foods Group, Inc.                   16,300    332,865       0.0%
    Hoya Corp.                               100,700  3,881,065       0.1%
    Ibiden Co., Ltd.                          44,500    778,288       0.0%
    Idemitsu Kosan Co., Ltd.                  31,500    610,212       0.0%
    IHI Corp.                                424,000  1,943,882       0.1%
    Iida Group Holdings Co., Ltd.             49,700    667,058       0.0%
    Inpex Corp.                              160,800  2,018,092       0.1%
    Isetan Mitsukoshi Holdings, Ltd.          68,480  1,107,989       0.0%
    Isuzu Motors, Ltd.                       130,200  1,725,646       0.1%
#   Ito En, Ltd.                              23,000    477,906       0.0%
    ITOCHU Corp.                             257,200  3,166,921       0.1%
    Itochu Techno-Solutions Corp.             19,500    444,092       0.0%
#   Iwatani Corp.                             59,000    399,044       0.0%
    Iyo Bank, Ltd. (The)                      74,900    933,027       0.0%
    Izumi Co., Ltd.                           12,800    506,958       0.0%
    J Front Retailing Co., Ltd.               69,600  1,159,793       0.0%
    Japan Airlines Co., Ltd.                  24,100    803,546       0.0%
#   Japan Airport Terminal Co., Ltd.           5,800    326,510       0.0%
    Japan Aviation Electronics Industry,
      Ltd.                                    12,000    288,262       0.0%
    Japan Exchange Group, Inc.                61,200  1,768,199       0.1%
#   Japan Steel Works, Ltd. (The)             76,000    350,732       0.0%
    Japan Tobacco, Inc.                      238,400  8,325,134       0.3%
    JFE Holdings, Inc.                       100,100  2,259,742       0.1%
    JGC Corp.                                 59,000  1,227,841       0.1%
    Joyo Bank, Ltd. (The)                    206,000  1,126,808       0.0%
    JSR Corp.                                 36,100    615,773       0.0%
    JTEKT Corp.                               82,660  1,407,839       0.1%
    JX Holdings, Inc.                        625,470  2,723,723       0.1%
#   K's Holdings Corp.                        13,439    448,725       0.0%
#   Kagome Co., Ltd.                          17,600    276,016       0.0%
    Kagoshima Bank, Ltd. (The)                13,000     93,574       0.0%
    Kajima Corp.                             173,000    826,390       0.0%
#   Kakaku.com, Inc.                          30,400    471,442       0.0%
    Kaken Pharmaceutical Co., Ltd.            17,000    607,509       0.0%
    Kamigumi Co., Ltd.                        57,000    570,693       0.0%
    Kaneka Corp.                              73,000    508,948       0.0%
*   Kansai Electric Power Co., Inc. (The)    137,000  1,376,834       0.1%
    Kansai Paint Co., Ltd.                    32,000    570,415       0.0%
    Kao Corp.                                107,400  5,143,276       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
    Kawasaki Heavy Industries, Ltd.          412,000 $2,123,389       0.1%
    Kawasaki Kisen Kaisha, Ltd.              362,000    935,087       0.0%
    KDDI Corp.                               411,500  9,737,052       0.3%
    Keihan Electric Railway Co., Ltd.        116,000    672,783       0.0%
#   Keikyu Corp.                              94,000    747,226       0.0%
    Keio Corp.                               106,000    818,703       0.0%
    Keisei Electric Railway Co., Ltd.         56,000    663,804       0.0%
    Keiyo Bank, Ltd. (The)                    43,000    254,533       0.0%
    Kewpie Corp.                              21,800    531,889       0.0%
    Keyence Corp.                              7,151  3,817,545       0.1%
    Kikkoman Corp.                            18,000    513,339       0.0%
    Kinden Corp.                              40,000    561,827       0.0%
    Kintetsu Group Holdings Co., Ltd.        357,280  1,265,372       0.1%
    Kirin Holdings Co., Ltd.                 136,300  1,804,095       0.1%
    Kobayashi Pharmaceutical Co., Ltd.         4,500    315,310       0.0%
    Kobe Steel, Ltd.                       1,366,000  2,482,826       0.1%
    Koito Manufacturing Co., Ltd.             29,700  1,039,272       0.0%
    Komatsu, Ltd.                            216,900  4,363,837       0.1%
    Komeri Co., Ltd.                           5,000    112,523       0.0%
    Konami Corp.                              20,500    376,219       0.0%
    Konica Minolta, Inc.                     177,200  1,956,660       0.1%
    Kose Corp.                                 3,590    234,114       0.0%
    Kubota Corp.                             197,000  3,083,250       0.1%
    Kubota Corp. Sponsored ADR                 8,151    634,555       0.0%
    Kuraray Co., Ltd.                         75,000  1,014,204       0.0%
    Kurita Water Industries, Ltd.             20,800    540,476       0.0%
    Kyocera Corp.                             21,900  1,143,212       0.0%
    Kyocera Corp. Sponsored ADR               21,658  1,125,350       0.0%
    KYORIN Holdings, Inc.                      5,400    124,210       0.0%
    Kyowa Hakko Kirin Co., Ltd.               41,000    600,189       0.0%
*   Kyushu Electric Power Co., Inc.           93,600    998,257       0.0%
    Lawson, Inc.                              15,300  1,100,222       0.0%
*   Leopalace21 Corp.                          6,300     36,335       0.0%
    Lintec Corp.                              13,800    338,509       0.0%
    Lion Corp.                                52,000    318,713       0.0%
#   LIXIL Group Corp.                         65,240  1,359,832       0.1%
    M3, Inc.                                  46,600    880,529       0.0%
    Maeda Road Construction Co., Ltd.          9,000    148,325       0.0%
    Makita Corp.                              23,500  1,172,750       0.0%
    Makita Corp. Sponsored ADR                 1,630     81,826       0.0%
    Marubeni Corp.                           516,500  3,198,196       0.1%
    Marui Group Co., Ltd.                     45,300    494,522       0.0%
    Matsui Securities Co., Ltd.               16,900    157,022       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.        8,200    298,570       0.0%
    Mazda Motor Corp.                        212,999  4,175,205       0.1%
#   McDonald's Holdings Co. Japan, Ltd.       12,400    269,213       0.0%
    Medipal Holdings Corp.                    30,300    413,368       0.0%
    MEIJI Holdings Co., Ltd.                  12,956  1,488,391       0.1%
    Minebea Co., Ltd.                         74,000  1,134,652       0.0%
    Miraca Holdings, Inc.                     21,900  1,101,777       0.0%
    MISUMI Group, Inc.                        18,400    690,517       0.0%
    Mitsubishi Chemical Holdings Corp.       795,190  4,951,035       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Mitsubishi Corp.                        232,000 $ 5,005,793       0.2%
    Mitsubishi Electric Corp.               420,000   5,485,075       0.2%
    Mitsubishi Estate Co., Ltd.             153,000   3,601,202       0.1%
    Mitsubishi Gas Chemical Co., Inc.       144,000     804,640       0.0%
    Mitsubishi Heavy Industries, Ltd.       694,000   3,845,259       0.1%
    Mitsubishi Logistics Corp.               34,000     525,937       0.0%
    Mitsubishi Materials Corp.              433,000   1,558,789       0.1%
    Mitsubishi Motors Corp.                 272,199   2,504,550       0.1%
    Mitsubishi Shokuhin Co., Ltd.             1,100      23,240       0.0%
    Mitsubishi Tanabe Pharma Corp.           48,800     830,337       0.0%
    Mitsubishi UFJ Financial Group, Inc.  1,268,572   9,012,379       0.3%
    Mitsubishi UFJ Financial Group, Inc.
      ADR                                 1,455,897  10,336,869       0.3%
    Mitsui & Co., Ltd.                      232,600   3,253,172       0.1%
    Mitsui & Co., Ltd. Sponsored ADR          2,559     723,711       0.0%
    Mitsui Chemicals, Inc.                  331,000   1,094,282       0.0%
    Mitsui Engineering & Shipbuilding
      Co., Ltd.                             114,000     204,709       0.0%
    Mitsui Fudosan Co., Ltd.                117,000   3,468,383       0.1%
    Mitsui Mining & Smelting Co., Ltd.      148,000     351,643       0.0%
    Mitsui OSK Lines, Ltd.                  322,000   1,136,888       0.0%
#   Mizuho Financial Group, Inc.          5,314,405  10,130,742       0.3%
    Mizuho Financial Group, Inc. ADR        312,894   1,195,255       0.0%
    Mochida Pharmaceutical Co., Ltd.          1,600     109,366       0.0%
    MonotaRO Co., Ltd.                        4,100     141,072       0.0%
    MS&AD Insurance Group Holdings, Inc.     82,495   2,360,762       0.1%
    Murata Manufacturing Co., Ltd.           43,800   6,172,032       0.2%
    Nabtesco Corp.                           23,700     651,845       0.0%
    Nagase & Co., Ltd.                       27,100     358,155       0.0%
#   Nagoya Railroad Co., Ltd.               180,000     710,996       0.0%
    Nankai Electric Railway Co., Ltd.       168,000     803,119       0.0%
    Nanto Bank, Ltd. (The)                    2,000       7,230       0.0%
    NEC Corp.                             1,141,546   3,797,936       0.1%
    Nexon Co., Ltd.                          32,000     408,163       0.0%
    NGK Insulators, Ltd.                     47,000   1,055,796       0.0%
    NGK Spark Plug Co., Ltd.                 49,100   1,374,963       0.1%
    NH Foods, Ltd.                           43,000     939,487       0.0%
    NHK Spring Co., Ltd.                     54,500     623,946       0.0%
    Nichirei Corp.                           34,000     179,467       0.0%
    Nidec Corp.                              33,000   2,468,557       0.1%
    Nidec Corp. ADR                          53,108     991,526       0.0%
    Nifco, Inc.                              16,300     577,284       0.0%
    Nihon Kohden Corp.                       10,800     283,786       0.0%
#   Nikon Corp.                              65,600     932,732       0.0%
    Nintendo Co., Ltd.                       15,600   2,619,241       0.1%
    Nippo Corp.                              15,000     250,861       0.0%
    Nippon Electric Glass Co., Ltd.          97,500     554,450       0.0%
    Nippon Express Co., Ltd.                228,000   1,308,822       0.1%
    Nippon Kayaku Co., Ltd.                  36,000     435,185       0.0%
    Nippon Paint Holdings Co., Ltd.          16,600     556,062       0.0%
    Nippon Paper Industries Co., Ltd.        28,300     493,497       0.0%
    Nippon Shinyaku Co., Ltd.                 7,000     234,035       0.0%
    Nippon Shokubai Co., Ltd.                38,000     524,653       0.0%
    Nippon Steel & Sumitomo Metal Corp.   1,269,420   3,302,036       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Telegraph & Telephone Corp.        68,000 $4,591,697       0.2%
    Nippon Telegraph & Telephone Corp. ADR    12,525    421,842       0.0%
    Nippon Television Holdings, Inc.          12,900    222,446       0.0%
    Nippon Yusen K.K.                        595,000  1,870,385       0.1%
    Nipro Corp.                               26,900    258,142       0.0%
    Nishi-Nippon City Bank, Ltd. (The)       179,000    570,373       0.0%
    Nishi-Nippon Railroad Co., Ltd.           56,000    245,565       0.0%
    Nissan Chemical Industries, Ltd.          28,200    558,864       0.0%
    Nissan Motor Co., Ltd.                   604,600  6,276,166       0.2%
    Nissan Shatai Co., Ltd.                   22,000    283,198       0.0%
    Nisshin Seifun Group, Inc.                54,470    635,238       0.0%
    Nisshin Steel Co., Ltd.                   11,700    155,936       0.0%
    Nisshinbo Holdings, Inc.                  39,000    403,961       0.0%
    Nissin Foods Holdings Co., Ltd.            7,700    369,185       0.0%
    Nitori Holdings Co., Ltd.                 15,700  1,207,471       0.1%
    Nitto Denko Corp.                         36,900  2,364,756       0.1%
    NOK Corp.                                 20,980    659,303       0.0%
    Nomura Holdings, Inc.                    253,400  1,643,911       0.1%
#   Nomura Holdings, Inc. ADR                354,797  2,313,276       0.1%
    Nomura Real Estate Holdings, Inc.         37,700    766,328       0.0%
    Nomura Research Institute, Ltd.           17,500    690,594       0.0%
    NSK, Ltd.                                140,400  2,192,742       0.1%
    NTN Corp.                                201,000  1,097,164       0.0%
    NTT Data Corp.                            29,600  1,324,417       0.1%
    NTT DOCOMO, Inc.                         312,528  5,535,646       0.2%
    NTT DOCOMO, Inc. Sponsored ADR            51,866    918,547       0.0%
    NTT Urban Development Corp.               27,400    285,266       0.0%
    Obayashi Corp.                           121,000    808,215       0.0%
    Obic Co., Ltd.                            10,500    439,221       0.0%
    Odakyu Electric Railway Co., Ltd.        107,000  1,076,688       0.0%
    Oji Holdings Corp.                       294,000  1,307,544       0.1%
    Oki Electric Industry Co., Ltd.           23,000     47,118       0.0%
    OKUMA Corp.                               27,000    292,538       0.0%
*   Olympus Corp.                             57,800  2,081,376       0.1%
    Omron Corp.                               52,200  2,396,921       0.1%
    Oracle Corp. Japan                         9,600    438,254       0.0%
    Oriental Land Co., Ltd.                   45,200  3,060,057       0.1%
    Osaka Gas Co., Ltd.                      315,000  1,336,912       0.1%
    OSG Corp.                                 24,400    507,321       0.0%
    Otsuka Corp.                              10,300    474,407       0.0%
    Otsuka Holdings Co., Ltd.                 74,200  2,342,088       0.1%
    Panasonic Corp.                          379,989  5,442,913       0.2%
    Panasonic Corp. Sponsored ADR            108,991  1,557,481       0.1%
    Park24 Co., Ltd.                          18,900    377,480       0.0%
    Pigeon Corp.                              23,400    619,689       0.0%
    Pola Orbis Holdings, Inc.                  5,200    269,809       0.0%
    Rakuten, Inc.                            176,800  3,088,775       0.1%
    Resona Holdings, Inc.                    791,800  4,221,929       0.1%
    Resorttrust, Inc.                         15,100    394,473       0.0%
    Ricoh Co., Ltd.                          266,500  2,754,204       0.1%
    Rinnai Corp.                               5,500    417,302       0.0%
    Rohm Co., Ltd.                            17,900  1,241,629       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
JAPAN -- (Continued)
    Rohto Pharmaceutical Co., Ltd.           18,500 $   264,125       0.0%
    Ryohin Keikaku Co., Ltd.                  4,900     781,454       0.0%
    Sankyo Co., Ltd.                         13,000     492,395       0.0%
    Sankyu, Inc.                              7,000      32,830       0.0%
#   Sanrio Co., Ltd.                          9,900     265,187       0.0%
    Santen Pharmaceutical Co., Ltd.          50,500     668,473       0.0%
    Sanwa Holdings Corp.                     42,000     316,990       0.0%
    Sapporo Holdings, Ltd.                  115,000     451,403       0.0%
    Sawai Pharmaceutical Co., Ltd.           10,300     586,333       0.0%
    SBI Holdings, Inc.                       77,350   1,026,094       0.0%
    SCREEN Holdings Co., Ltd.                27,000     183,293       0.0%
    SCSK Corp.                                7,500     219,006       0.0%
    Secom Co., Ltd.                          45,500   3,224,647       0.1%
    Sega Sammy Holdings, Inc.                31,648     441,818       0.0%
    Seiko Epson Corp.                        77,500   1,354,262       0.1%
    Seino Holdings Co., Ltd.                 35,000     401,762       0.0%
    Sekisui Chemical Co., Ltd.              145,000   1,933,420       0.1%
    Sekisui House, Ltd.                     124,260   1,926,112       0.1%
    Seven & I Holdings Co., Ltd.            163,276   7,018,307       0.2%
    Seven Bank, Ltd.                        122,700     661,091       0.0%
#*  Sharp Corp.                             572,000   1,232,582       0.1%
    Shiga Bank, Ltd. (The)                   47,000     247,259       0.0%
    Shikoku Electric Power Co., Inc.         39,500     534,909       0.0%
    Shimadzu Corp.                           55,000     643,325       0.0%
#   Shimamura Co., Ltd.                       5,800     578,114       0.0%
    Shimano, Inc.                            15,900   2,277,690       0.1%
    Shimizu Corp.                           118,000     848,636       0.0%
    Shin-Etsu Chemical Co., Ltd.             60,400   3,692,179       0.1%
#   Shinsei Bank, Ltd.                      532,000   1,088,638       0.0%
    Shionogi & Co., Ltd.                     36,900   1,216,396       0.1%
    Shiseido Co., Ltd.                       68,100   1,226,687       0.1%
    Shizuoka Bank, Ltd. (The)               162,000   1,783,484       0.1%
    Showa Denko K.K.                        617,000     843,430       0.0%
    Showa Shell Sekiyu K.K.                  64,300     620,256       0.0%
    SKY Perfect JSAT Holdings, Inc.          54,800     343,248       0.0%
    SMC Corp.                                 6,900   2,075,671       0.1%
    Softbank Corp.                          207,700  12,983,390       0.4%
    Sohgo Security Services Co., Ltd.        10,300     335,755       0.0%
    Sojitz Corp.                            435,800     852,160       0.0%
    Sompo Japan Nipponkoa Holdings, Inc.     59,150   1,932,420       0.1%
*   Sony Corp.                              162,300   4,906,611       0.2%
*   Sony Corp. Sponsored ADR                 26,384     797,588       0.0%
    Sony Financial Holdings, Inc.            38,200     685,787       0.0%
    Sotetsu Holdings, Inc.                   83,000     393,653       0.0%
    Square Enix Holdings Co., Ltd.           20,200     424,179       0.0%
    Stanley Electric Co., Ltd.               25,800     578,891       0.0%
    Start Today Co., Ltd.                    10,500     257,225       0.0%
    Sugi Holdings Co., Ltd.                   7,100     345,937       0.0%
#   Sumco Corp.                              32,100     484,331       0.0%
    Sumitomo Chemical Co., Ltd.             689,000   3,874,900       0.1%
    Sumitomo Corp.                          181,100   2,138,378       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.      34,400     388,684       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
JAPAN -- (Continued)
    Sumitomo Electric Industries, Ltd.      294,300 $ 4,157,916       0.1%
    Sumitomo Forestry Co., Ltd.              45,500     527,399       0.0%
    Sumitomo Heavy Industries, Ltd.         133,000     826,329       0.0%
    Sumitomo Metal Mining Co., Ltd.          99,000   1,451,062       0.1%
    Sumitomo Mitsui Financial Group, Inc.   257,540  11,245,378       0.4%
    Sumitomo Mitsui Trust Holdings, Inc.    767,210   3,377,211       0.1%
    Sumitomo Osaka Cement Co., Ltd.          51,000     166,105       0.0%
    Sumitomo Realty & Development Co., Ltd.  56,000   2,161,366       0.1%
    Sumitomo Rubber Industries, Ltd.         68,800   1,275,644       0.1%
    Sundrug Co., Ltd.                         6,300     316,151       0.0%
    Suntory Beverage & Food, Ltd.            30,700   1,305,678       0.1%
    Suruga Bank, Ltd.                        32,000     705,388       0.0%
    Suzuken Co., Ltd.                        17,908     560,384       0.0%
    Suzuki Motor Corp.                       64,700   2,091,240       0.1%
    Sysmex Corp.                             32,300   1,787,215       0.1%
    T&D Holdings, Inc.                      169,800   2,450,176       0.1%
    Tadano, Ltd.                             32,000     464,193       0.0%
    Taiheiyo Cement Corp.                   494,000   1,556,718       0.1%
    Taisei Corp.                            129,000     747,277       0.0%
#   Taiyo Nippon Sanso Corp.                 52,000     674,878       0.0%
    Takara Holdings, Inc.                    23,000     171,372       0.0%
    Takashimaya Co., Ltd.                    68,000     634,607       0.0%
#   Takata Corp.                             10,000     123,635       0.0%
    Takeda Pharmaceutical Co., Ltd.         113,100   5,806,670       0.2%
    TDK Corp.                                30,800   2,218,591       0.1%
    TDK Corp. Sponsored ADR                   1,900     136,800       0.0%
    Teijin, Ltd.                            404,000   1,372,373       0.1%
    Terumo Corp.                             53,600   1,376,707       0.1%
    THK Co., Ltd.                            24,400     612,952       0.0%
    Tobu Railway Co., Ltd.                  168,000     800,874       0.0%
#   Toho Co., Ltd.                           18,200     452,376       0.0%
    Toho Gas Co., Ltd.                      101,000     611,561       0.0%
    Toho Holdings Co., Ltd.                   7,100     123,640       0.0%
    Tohoku Electric Power Co., Inc.          74,300     934,676       0.0%
    Tokai Rika Co., Ltd.                     17,400     425,128       0.0%
    Tokai Tokyo Financial Holdings, Inc.     42,100     323,497       0.0%
    Tokio Marine Holdings, Inc.             105,900   4,317,086       0.1%
    Tokio Marine Holdings, Inc. ADR           4,182     171,002       0.0%
    Tokyo Broadcasting System Holdings,
      Inc.                                    8,300     108,790       0.0%
*   Tokyo Electric Power Co., Inc.          242,200     989,066       0.0%
    Tokyo Electron, Ltd.                     31,200   1,710,145       0.1%
    Tokyo Gas Co., Ltd.                     455,000   2,625,713       0.1%
    Tokyo Tatemono Co., Ltd.                 88,039     638,340       0.0%
    Tokyu Corp.                             189,000   1,256,584       0.1%
    Tokyu Fudosan Holdings Corp.            135,200   1,004,663       0.0%
    TonenGeneral Sekiyu K.K.                 50,000     479,865       0.0%
    Topcon Corp.                             16,200     421,310       0.0%
    Toppan Printing Co., Ltd.               161,000   1,349,878       0.1%
    Toray Industries, Inc.                  251,000   2,181,853       0.1%
    Toshiba Corp.                           999,000   4,002,552       0.1%
    Toshiba TEC Corp.                        40,000     221,829       0.0%
    Tosoh Corp.                             224,000   1,200,924       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
JAPAN -- (Continued)
    TOTO, Ltd.                              72,000 $  1,018,602       0.0%
    Toyo Seikan Group Holdings, Ltd.        40,600      641,999       0.0%
    Toyo Suisan Kaisha, Ltd.                12,900      451,375       0.0%
    Toyo Tire & Rubber Co., Ltd.            38,599      739,369       0.0%
    Toyobo Co., Ltd.                       192,000      292,699       0.0%
    Toyoda Gosei Co., Ltd.                  31,600      731,115       0.0%
    Toyota Boshoku Corp.                    29,800      442,441       0.0%
    Toyota Motor Corp.                     359,100   24,996,635       0.8%
    Toyota Motor Corp. Sponsored ADR        98,521   13,696,389       0.4%
    Toyota Tsusho Corp.                    115,081    2,958,925       0.1%
    Trend Micro, Inc.                       22,800      771,358       0.0%
    Trend Micro, Inc. Sponsored ADR            777       26,550       0.0%
    TS Tech Co., Ltd.                       16,300      485,403       0.0%
    Tsumura & Co.                            9,000      210,899       0.0%
    Tsuruha Holdings, Inc.                   5,800      420,667       0.0%
#   UACJ Corp.                              26,000       75,171       0.0%
    Ube Industries, Ltd.                   374,000      620,482       0.0%
    Unicharm Corp.                          84,200    2,119,328       0.1%
#   United Arrows, Ltd.                        800       24,618       0.0%
    UNY Group Holdings Co., Ltd.            44,100      249,362       0.0%
#   Ushio, Inc.                             18,500      242,600       0.0%
    USS Co., Ltd.                           54,300      956,103       0.0%
    Wacoal Holdings Corp.                   27,000      300,065       0.0%
    West Japan Railway Co.                  31,200    1,727,963       0.1%
#   Yahoo Japan Corp.                      340,800    1,392,245       0.1%
    Yakult Honsha Co., Ltd.                 12,600      792,410       0.0%
#   Yamada Denki Co., Ltd.                 236,800      969,239       0.0%
#   Yamaguchi Financial Group, Inc.         63,000      789,693       0.0%
    Yamaha Corp.                            31,800      577,875       0.0%
    Yamaha Motor Co., Ltd.                  69,200    1,628,427       0.1%
    Yamato Holdings Co., Ltd.               65,700    1,470,425       0.1%
    Yamato Kogyo Co., Ltd.                   8,700      204,693       0.0%
    Yamazaki Baking Co., Ltd.               24,000      424,814       0.0%
    Yaskawa Electric Corp.                  54,700      751,551       0.0%
    Yokogawa Electric Corp.                 50,500      591,453       0.0%
    Yokohama Rubber Co., Ltd. (The)         88,000      946,931       0.0%
#*  Zensho Holdings Co., Ltd.                6,000       56,158       0.0%
    Zeon Corp.                              65,000      583,439       0.0%
                                                   ------------      ----
TOTAL JAPAN                                         685,256,197      20.5%
                                                   ------------      ----
NETHERLANDS -- (2.3%)
    Aegon NV(007924103)                     23,335      183,880       0.0%
    Aegon NV(5927375)                      501,122    3,953,801       0.1%
#   Akzo Nobel NV                           89,545    6,851,420       0.2%
    Akzo Nobel NV Sponsored ADR              5,988      152,395       0.0%
#   ArcelorMittal(B03XPL1)                 171,843    1,828,659       0.1%
#   ArcelorMittal(B295F26)                 113,405    1,212,299       0.0%
    ASML Holding NV(B929F46)                40,430    4,350,764       0.1%
    ASML Holding NV(B908F01)                16,254    1,739,828       0.1%
    Boskalis Westminster NV                 35,724    1,856,240       0.1%
    Delta Lloyd NV                          65,769    1,243,766       0.0%
    Fugro NV                                15,891      457,024       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
NETHERLANDS -- (Continued)
#   Gemalto NV                               18,125 $ 1,683,889       0.1%
    Heineken NV                              47,451   3,738,095       0.1%
*   ING Groep NV                            361,967   5,553,131       0.2%
#*  ING Groep NV Sponsored ADR              285,556   4,374,718       0.1%
    Koninklijke Ahold NV                    285,672   5,534,636       0.2%
    Koninklijke Ahold NV Sponsored ADR        7,679     148,973       0.0%
    Koninklijke DSM NV                       47,292   2,697,091       0.1%
    Koninklijke KPN NV                    1,223,730   4,537,292       0.1%
    Koninklijke Philips NV(500472303)        11,806     337,770       0.0%
    Koninklijke Philips NV(5986622)         184,051   5,272,001       0.2%
    Koninklijke Vopak NV                     18,149     952,602       0.0%
#   Randstad Holding NV                      43,344   2,585,069       0.1%
#   Reed Elsevier NV                        120,288   2,901,035       0.1%
#   Reed Elsevier NV Sponsored ADR           22,835   1,090,371       0.0%
#   TNT Express NV                           56,732     484,268       0.0%
#   Unilever NV(904784709)                   94,516   4,109,556       0.1%
    Unilever NV(B12T3J1)                    261,345  11,400,025       0.3%
#   Wolters Kluwer NV                       105,754   3,426,170       0.1%
                                                    -----------       ---
TOTAL NETHERLANDS                                    84,656,768       2.5%
                                                    -----------       ---
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.    196,936     691,088       0.0%
*   Chorus, Ltd.                             57,576     133,992       0.0%
    Contact Energy, Ltd.                     68,075     294,800       0.0%
    Fletcher Building, Ltd.                 144,910     917,296       0.0%
#   Ryman Healthcare, Ltd.                   27,430     170,352       0.0%
    SKYCITY Entertainment Group, Ltd.           403       1,291       0.0%
    Spark New Zealand, Ltd.                 481,450   1,089,398       0.1%
#   TrustPower, Ltd.                          8,019      47,754       0.0%
*   Xero, Ltd.                                1,961      29,620       0.0%
                                                    -----------       ---
TOTAL NEW ZEALAND                                     3,375,591       0.1%
                                                    -----------       ---
NORWAY -- (0.7%)
#*  Akastor ASA                              40,633      79,290       0.0%
#   Aker ASA Class A                          4,790     107,876       0.0%
    Aker Solutions ASA                       40,633     247,366       0.0%
*   Archer, Ltd.                             31,266      11,602       0.0%
*   Det Norske Oljeselskap ASA                9,362      68,599       0.0%
#   DNB ASA                                 193,241   3,432,964       0.1%
#*  DNO ASA                                  83,791     157,970       0.0%
#   Fred Olsen Energy ASA                     7,661      68,842       0.0%
#   Gjensidige Forsikring ASA                34,121     593,590       0.0%
    Golar LNG, Ltd.                           6,906     248,581       0.0%
#   Kongsberg Gruppen ASA                    11,026     236,928       0.0%
    Leroy Seafood Group ASA                   5,949     197,367       0.0%
    Marine Harvest ASA                       69,932     852,378       0.0%
#   Norsk Hydro ASA                         368,508   1,745,180       0.1%
    Norsk Hydro ASA Sponsored ADR            11,200      52,976       0.0%
#   Opera Software ASA                        7,442      72,424       0.0%
#   Orkla ASA                               119,455     938,042       0.1%
#   Petroleum Geo-Services ASA               87,460     580,713       0.0%
    Prosafe SE                               36,219     128,813       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
NORWAY -- (Continued)
    Salmar ASA                                8,207 $   133,244       0.0%
    Schibsted ASA                            12,619     785,138       0.0%
#   Seadrill, Ltd.(B09RMQ1)                  94,151   1,199,996       0.1%
#   Seadrill, Ltd.(B0HWHV8)                  19,180     251,066       0.0%
#   SpareBank 1 SR Bank ASA                  24,305     180,256       0.0%
    Statoil ASA                             252,218   5,347,112       0.2%
#   Statoil ASA Sponsored ADR                38,709     821,792       0.0%
    Stolt-Nielsen, Ltd.                         900      16,778       0.0%
*   Storebrand ASA                          135,061     477,535       0.0%
    Subsea 7 SA                              76,690     851,859       0.0%
    Telenor ASA                             166,545   3,761,447       0.1%
#   TGS Nopec Geophysical Co. ASA            25,087     638,439       0.0%
    Yara International ASA                   40,858   2,093,460       0.1%
                                                    -----------       ---
TOTAL NORWAY                                         26,379,623       0.8%
                                                    -----------       ---
PORTUGAL -- (0.2%)
#*  Banco Comercial Portugues SA          8,612,773     857,669       0.0%
*   Banco Espirito Santo SA                 513,592          --       0.0%
    EDP - Energias de Portugal SA           506,005   2,023,209       0.1%
    EDP Renovaveis SA                        68,539     479,109       0.0%
    Galp Energia SGPS SA                    104,180   1,423,065       0.1%
    Jeronimo Martins SGPS SA                 49,432     721,084       0.0%
#   Portugal Telecom SGPS SA                103,660      65,799       0.0%
                                                    -----------       ---
TOTAL PORTUGAL                                        5,569,935       0.2%
                                                    -----------       ---
SINGAPORE -- (1.3%)
#*  Biosensors International Group, Ltd.    152,000      94,696       0.0%
    CapitaLand, Ltd.                        728,750   2,027,991       0.1%
    City Developments, Ltd.                 115,600     930,111       0.0%
    ComfortDelGro Corp., Ltd.               430,000     996,157       0.0%
    Cosco Corp. Singapore, Ltd.             132,000      60,233       0.0%
    DBS Group Holdings, Ltd.                370,370   5,885,317       0.2%
#   Ezion Holdings, Ltd.                    449,200     407,288       0.0%
    First Resources, Ltd.                   138,000     185,077       0.0%
    Genting Hong Kong, Ltd.                  83,000      30,872       0.0%
    Genting Singapore P.L.C.              1,300,000   1,004,393       0.0%
    Global Logistic Properties, Ltd.        558,000   1,157,314       0.0%
    Golden Agri-Resources, Ltd.           2,308,000     730,140       0.0%
    Great Eastern Holdings, Ltd.             13,000     247,447       0.0%
    GuocoLand, Ltd.                          58,000      83,173       0.0%
    Hongkong Land Holdings, Ltd.            230,000   1,861,863       0.1%
    Hutchison Port Holdings Trust         1,196,000     805,817       0.0%
    Jardine Cycle & Carriage, Ltd.           26,339     802,581       0.0%
    Keppel Corp., Ltd.                      307,600   2,020,386       0.1%
    M1, Ltd.                                 88,000     236,427       0.0%
#*  Neptune Orient Lines, Ltd.              422,400     361,421       0.0%
#   Noble Group, Ltd.                     2,203,900   1,435,216       0.1%
    Olam International, Ltd.                 25,200      38,435       0.0%
    OUE, Ltd.                                44,000      73,434       0.0%
    Oversea-Chinese Banking Corp., Ltd.     602,349   4,850,641       0.2%
#   Petra Foods, Ltd.                        43,000     125,774       0.0%
    Raffles Medical Group, Ltd.              87,000     264,678       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SINGAPORE -- (Continued)
    SATS, Ltd.                              217,736 $   524,603       0.0%
    SembCorp Industries, Ltd.               281,320     958,710       0.0%
#   SembCorp Marine, Ltd.                   256,000     572,590       0.0%
    SIA Engineering Co., Ltd.                32,000     101,179       0.0%
    Singapore Airlines, Ltd.                197,400   1,818,879       0.1%
    Singapore Exchange, Ltd.                200,000   1,285,567       0.1%
    Singapore Post, Ltd.                    281,000     405,152       0.0%
#   Singapore Press Holdings, Ltd.          320,000   1,012,663       0.0%
    Singapore Technologies Engineering,
      Ltd.                                  372,000   1,015,550       0.0%
    Singapore Telecommunications, Ltd.    1,823,650   6,093,902       0.2%
    SMRT Corp., Ltd.                        215,000     273,607       0.0%
    StarHub, Ltd.                           125,000     399,155       0.0%
    Super Group, Ltd.                        22,000      24,716       0.0%
    United Industrial Corp., Ltd.            96,909     251,050       0.0%
    United Overseas Bank, Ltd.              254,289   4,695,442       0.2%
#   UOL Group, Ltd.                         171,987   1,034,156       0.0%
    Venture Corp., Ltd.                      49,000     312,503       0.0%
    Wilmar International, Ltd.              382,000     938,239       0.0%
                                                    -----------       ---
TOTAL SINGAPORE                                      48,434,545       1.4%
                                                    -----------       ---
SPAIN -- (2.8%)
    Abertis Infraestructuras SA             117,366   2,162,711       0.1%
*   Acciona SA                                8,660     655,163       0.0%
    Acerinox SA                              23,737     346,379       0.0%
    ACS Actividades de Construccion y
      Servicios SA                           40,211   1,416,864       0.0%
    Amadeus IT Holding SA Class A           106,015   4,832,369       0.1%
#   Banco Bilbao Vizcaya Argentaria SA      623,713   6,267,114       0.2%
#   Banco Bilbao Vizcaya Argentaria SA
      Sponsored ADR                         550,927   5,520,289       0.2%
#   Banco de Sabadell SA                  1,258,409   3,365,555       0.1%
    Banco Popular Espanol SA                535,911   2,788,373       0.1%
    Banco Santander SA                    1,541,479  11,654,456       0.3%
    Banco Santander SA Sponsored ADR        791,975   5,955,652       0.2%
*   Bankia SA                               700,602     978,398       0.0%
    Bankinter SA                            158,783   1,200,840       0.0%
    CaixaBank SA                            437,261   2,193,106       0.1%
    Distribuidora Internacional de
      Alimentacion SA                       129,911   1,040,440       0.0%
    Enagas SA                                71,187   2,192,396       0.1%
    Ferrovial SA                             69,388   1,573,576       0.0%
    Gas Natural SDG SA                       84,218   2,070,758       0.1%
    Grifols SA                               30,279   1,284,786       0.0%
    Iberdrola SA                          1,316,302   8,810,387       0.3%
    Inditex SA                              226,254   7,260,276       0.2%
    Mapfre SA                               478,399   1,777,777       0.1%
*   Mediaset Espana Comunicacion SA          39,670     537,713       0.0%
    Obrascon Huarte Lain SA                   5,256     121,919       0.0%
    Prosegur Cia de Seguridad SA             26,700     153,914       0.0%
    Red Electrica Corp. SA                   26,017   2,183,471       0.1%
    Repsol SA                               186,801   3,850,699       0.1%
#   Repsol SA Sponsored ADR                  85,608   1,770,373       0.1%
    Telefonica SA                           654,956   9,968,724       0.3%
    Telefonica SA Sponsored ADR             381,581   5,784,768       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
SPAIN -- (Continued)
    Zardoya Otis SA                         34,983 $    451,006       0.0%
                                                   ------------       ---
TOTAL SPAIN                                         100,170,252       3.0%
                                                   ------------       ---
SWEDEN -- (2.5%)
#   Alfa Laval AB                           79,630    1,486,366       0.1%
    Assa Abloy AB Class B                   82,362    4,778,131       0.2%
#   Atlas Copco AB Class A                 148,458    4,633,817       0.1%
#   Atlas Copco AB Class B                  82,978    2,310,478       0.1%
    Axfood AB                                1,244       19,652       0.0%
    BillerudKorsnas AB                      57,345      992,647       0.0%
#   Boliden AB                             110,297    2,396,276       0.1%
    Electrolux AB Series B                  70,206    2,102,151       0.1%
#   Elekta AB Class B                       68,768      643,477       0.0%
    Getinge AB Class B                      62,134    1,510,159       0.1%
#   Hennes & Mauritz AB Class B            217,572    8,649,952       0.3%
#   Hexagon AB Class B                      49,033    1,816,192       0.1%
#   Hexpol AB                                4,382      469,581       0.0%
    Holmen AB Class B                        6,705      221,855       0.0%
#   Husqvarna AB Class A                    12,600       93,574       0.0%
    Husqvarna AB Class B                   115,851      856,911       0.0%
    ICA Gruppen AB                          19,407      719,922       0.0%
*   Lundin Petroleum AB                     36,557      591,740       0.0%
    Meda AB Class A                         82,072    1,377,611       0.0%
    Millicom International Cellular SA      17,738    1,383,862       0.0%
    Modern Times Group AB Class B            8,337      277,249       0.0%
    NCC AB Class A                             431       14,221       0.0%
    NCC AB Class B                          33,716    1,105,680       0.0%
    Nibe Industrier AB Class B              17,567      467,907       0.0%
    Nordea Bank AB                         533,285    6,775,462       0.2%
#   Ratos AB Class B                        43,167      294,338       0.0%
#   Saab AB Class B                          8,215      212,051       0.0%
#   Sandvik AB                             321,337    4,061,402       0.1%
    Securitas AB Class B                   121,441    1,816,100       0.1%
    Skandinaviska Enskilda Banken AB
      Class A                              321,475    4,062,374       0.1%
    Skanska AB Class B                      99,338    2,210,586       0.1%
    SKF AB Class A                             545       13,398       0.0%
    SKF AB Class B                         115,571    2,822,827       0.1%
#*  SSAB AB Class A                         46,577      281,766       0.0%
*   SSAB AB Class B                         37,321      193,832       0.0%
    Svenska Cellulosa AB SCA Class A         5,862      148,614       0.0%
    Svenska Cellulosa AB SCA Class B       172,052    4,352,049       0.1%
    Svenska Handelsbanken AB Class A        92,432    4,266,562       0.1%
    Svenska Handelsbanken AB Class B           782       35,649       0.0%
    Swedbank AB Class A                    137,227    3,190,895       0.1%
    Swedish Match AB                        48,871    1,504,449       0.1%
*   Swedish Orphan Biovitrum AB             12,618      202,793       0.0%
    Tele2 AB Class B                       156,425    2,086,361       0.1%
#   Telefonaktiebolaget LM Ericsson
      Class A                               14,581      153,216       0.0%
    Telefonaktiebolaget LM Ericsson
      Class B                              556,768    6,089,247       0.2%
#   TeliaSonera AB                         533,285    3,315,502       0.1%
    Trelleborg AB Class B                   66,625    1,305,663       0.0%
    Volvo AB Class A                        64,558      892,279       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SWEDEN -- (Continued)
    Volvo AB Class B                        249,094 $ 3,441,282       0.1%
    Volvo AB Sponsored ADR                   14,500     197,925       0.0%
                                                    -----------       ---
TOTAL SWEDEN                                         92,846,033       2.8%
                                                    -----------       ---
SWITZERLAND -- (7.4%)
    ABB, Ltd.                               428,614   9,391,975       0.3%
#   ABB, Ltd. Sponsored ADR                 175,582   3,822,420       0.1%
    Actelion, Ltd.                           24,573   3,233,334       0.1%
    Adecco SA                                63,216   5,151,894       0.2%
    Aryzta AG                                30,335   2,046,917       0.1%
    Baloise Holding AG                       13,562   1,764,906       0.1%
    Banque Cantonale Vaudoise                   538     316,850       0.0%
    Barry Callebaut AG                          712     863,741       0.0%
    Chocoladefabriken Lindt & Sprungli AG        20   1,286,481       0.0%
    Cie Financiere Richemont SA             108,733   9,691,689       0.3%
    Clariant AG                             169,300   3,716,924       0.1%
    Credit Suisse Group AG                  198,413   5,251,408       0.2%
    Credit Suisse Group AG Sponsored ADR     58,762   1,514,297       0.0%
    DKSH Holding AG                           7,273     572,360       0.0%
#*  Dufry AG                                  7,781   1,144,094       0.0%
    EMS-Chemie Holding AG                     1,767     741,593       0.0%
#   Galenica AG                               1,742   1,626,495       0.0%
    Geberit AG                                9,170   3,247,769       0.1%
    Givaudan SA                               2,545   4,762,139       0.1%
    Helvetia Holding AG                       1,594     905,620       0.0%
    Holcim, Ltd.                             69,519   5,584,494       0.2%
    Julius Baer Group, Ltd.                  68,322   3,576,024       0.1%
    Kuehne + Nagel International AG          12,665   1,899,552       0.1%
    Lonza Group AG                           21,452   3,033,099       0.1%
    Nestle SA                               556,733  43,193,691       1.3%
    Novartis AG                             396,082  40,428,928       1.2%
    Novartis AG ADR                          87,725   8,930,405       0.3%
    OC Oerlikon Corp. AG                     47,466     620,927       0.0%
    Partners Group Holding AG                 3,814   1,195,444       0.0%
    PSP Swiss Property AG                     2,517     234,767       0.0%
    Roche Holding AG(7108918)                 5,602   1,568,235       0.0%
    Roche Holding AG(7110388)               159,373  45,605,396       1.4%
    Schindler Holding AG                      4,306     717,319       0.0%
    SGS SA                                    1,287   2,493,686       0.1%
    Sika AG                                     790   2,711,552       0.1%
    Sonova Holding AG                         9,165   1,266,188       0.0%
    Sulzer AG                                 6,198     691,623       0.0%
    Swatch Group AG (The)(7184725)            9,378   4,192,483       0.1%
    Swatch Group AG (The)(7184736)           16,562   1,467,478       0.0%
    Swiss Life Holding AG                     9,415   2,234,188       0.1%
    Swiss Re AG                              69,909   6,201,443       0.2%
    Swisscom AG                               5,947   3,535,528       0.1%
    Syngenta AG                              18,072   6,047,421       0.2%
    Syngenta AG ADR                          24,564   1,646,771       0.1%
    UBS Group AG(BRJL176)                   482,652   9,642,097       0.3%
*   UBS Group AG(H42097107)                 124,245   2,493,597       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG               31,885 $  9,841,406       0.3%
                                                   ------------       ---
TOTAL SWITZERLAND                                   272,106,648       8.1%
                                                   ------------       ---
UNITED KINGDOM -- (16.4%)
    Aberdeen Asset Management P.L.C.       321,476    2,334,387       0.1%
    Admiral Group P.L.C.                    41,972    1,000,850       0.0%
    Aggreko P.L.C.                          95,278    2,403,401       0.1%
    Amec Foster Wheeler P.L.C.              93,682    1,311,659       0.0%
    Anglo American P.L.C.                  409,617    6,939,940       0.2%
#   Antofagasta P.L.C.                     148,854    1,781,675       0.1%
    ARM Holdings P.L.C.                    157,970    2,684,128       0.1%
#   ARM Holdings P.L.C. Sponsored ADR       34,545    1,761,450       0.1%
#   Ashmore Group P.L.C.                    41,357      195,507       0.0%
    Ashtead Group P.L.C.                   186,579    3,199,376       0.1%
    Associated British Foods P.L.C.         66,046    2,883,450       0.1%
    AstraZeneca P.L.C.                     156,348   10,729,630       0.3%
    AstraZeneca P.L.C. Sponsored ADR       119,803    8,204,109       0.2%
    Aviva P.L.C.                         1,090,001    8,769,557       0.3%
#   Aviva P.L.C. Sponsored ADR               9,432      152,044       0.0%
    Babcock International Group P.L.C.     156,266    2,410,546       0.1%
    BAE Systems P.L.C.                     862,472    6,681,747       0.2%
    Barclays P.L.C.                        941,718    3,684,424       0.1%
    Barclays P.L.C. Sponsored ADR          491,584    7,737,532       0.2%
    Barratt Developments P.L.C.            253,367    2,010,047       0.1%
    Berkeley Group Holdings P.L.C.          24,879      957,908       0.0%
    BG Group P.L.C.                        671,968   12,171,720       0.4%
#   BG Group P.L.C. Sponsored ADR           56,914    1,038,111       0.0%
    BHP Billiton P.L.C.                    174,338    4,190,469       0.1%
#   BHP Billiton P.L.C. ADR                136,888    6,611,690       0.2%
    BP P.L.C.                              491,728    3,546,537       0.1%
    BP P.L.C. Sponsored ADR                546,435   23,584,135       0.7%
    British American Tobacco P.L.C.        328,565   18,052,537       0.5%
    British American Tobacco P.L.C.
      Sponsored ADR                         43,359    4,774,260       0.1%
    BT Group P.L.C.                      1,234,305    8,608,763       0.3%
#   BT Group P.L.C. Sponsored ADR           35,602    2,487,868       0.1%
    Bunzl P.L.C.                            74,486    2,094,341       0.1%
    Burberry Group P.L.C.                  105,269    2,806,366       0.1%
    Capita P.L.C.                          155,602    2,723,530       0.1%
    Carnival P.L.C.                         33,012    1,501,952       0.0%
    Carnival P.L.C. ADR                     11,167      505,753       0.0%
#   Centrica P.L.C.                      1,532,906    5,985,210       0.2%
    Cobham P.L.C.                          369,271    1,675,159       0.1%
    Coca-Cola HBC AG                        51,564    1,087,831       0.0%
    Compass Group P.L.C.                   376,890    6,662,561       0.2%
    Croda International P.L.C.              31,262    1,356,667       0.0%
    Daily Mail & General Trust P.L.C.       23,494      322,962       0.0%
    Diageo P.L.C.                          182,662    5,071,128       0.2%
    Diageo P.L.C. Sponsored ADR             97,977   10,877,407       0.3%
    Direct Line Insurance Group P.L.C.     315,825    1,541,873       0.0%
    Dixons Carphone P.L.C.                 278,106    1,804,860       0.1%
    easyJet P.L.C.                          43,766    1,210,158       0.0%
    Experian P.L.C.                        265,943    4,749,814       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Fresnillo P.L.C.                         42,695 $   473,532       0.0%
    G4S P.L.C.                              570,533   2,559,133       0.1%
    GKN P.L.C.                              614,135   3,293,966       0.1%
    GlaxoSmithKline P.L.C.                  576,589  13,317,284       0.4%
    GlaxoSmithKline P.L.C. Sponsored ADR    251,446  11,604,233       0.4%
    Glencore P.L.C.                       1,468,019   6,973,921       0.2%
    Hargreaves Lansdown P.L.C.               50,250     943,936       0.0%
    Hikma Pharmaceuticals P.L.C.             47,315   1,479,642       0.0%
    HSBC Holdings P.L.C.                  1,758,504  17,566,571       0.5%
    HSBC Holdings P.L.C. Sponsored ADR      376,440  18,682,716       0.6%
    ICAP P.L.C.                             101,460     862,586       0.0%
    IMI P.L.C.                               58,659   1,124,058       0.0%
    Imperial Tobacco Group P.L.C.           180,207   8,799,597       0.3%
#   Imperial Tobacco Group P.L.C. ADR        19,700   1,915,431       0.1%
    Inchcape P.L.C.                          78,806   1,002,417       0.0%
*   Indivior P.L.C.                          89,271     273,026       0.0%
    Informa P.L.C.                          194,718   1,658,327       0.1%
    Inmarsat P.L.C.                         153,433   2,362,648       0.1%
    InterContinental Hotels Group P.L.C.     60,345   2,580,666       0.1%
*   International Consolidated Airlines
      Group SA                              296,621   2,460,074       0.1%
    Intertek Group P.L.C.                    48,907   1,954,594       0.1%
    Investec P.L.C.                         128,483   1,226,871       0.0%
    ITV P.L.C.                              913,026   3,544,835       0.1%
    J Sainsbury P.L.C.                      419,270   1,743,356       0.1%
    John Wood Group P.L.C.                   72,050     759,150       0.0%
    Johnson Matthey P.L.C.                   59,496   3,041,972       0.1%
*   KAZ Minerals P.L.C.                      51,525     204,918       0.0%
    Kingfisher P.L.C.                       471,988   2,535,769       0.1%
    Legal & General Group P.L.C.          1,200,837   4,773,417       0.1%
*   Liberty Global P.L.C. Class A             6,400     333,677       0.0%
*   Liberty Global P.L.C. Series C           15,789     796,544       0.0%
    Lloyds Banking Group P.L.C.           8,506,806  10,074,412       0.3%
    Lloyds Banking Group P.L.C. ADR         819,492   3,908,977       0.1%
    London Stock Exchange Group P.L.C.       71,050   2,765,642       0.1%
    Man Group P.L.C.                        444,553   1,310,769       0.0%
    Marks & Spencer Group P.L.C.            477,974   4,047,722       0.1%
    Meggitt P.L.C.                          230,525   1,862,958       0.1%
    Melrose Industries P.L.C.               210,639     854,770       0.0%
    Merlin Entertainments P.L.C.            162,531   1,085,953       0.0%
    Mondi P.L.C.                            124,062   2,512,027       0.1%
    National Grid P.L.C.                    336,846   4,531,704       0.1%
    National Grid P.L.C. Sponsored ADR       76,438   5,154,214       0.2%
    Next P.L.C.                              37,386   4,203,323       0.1%
    Old Mutual P.L.C.                     1,174,253   4,212,184       0.1%
    Pearson P.L.C.                          117,177   2,368,014       0.1%
    Pearson P.L.C. Sponsored ADR             63,958   1,294,510       0.0%
    Pennon Group P.L.C.                      84,424   1,108,026       0.0%
    Persimmon P.L.C.                         83,161   2,159,220       0.1%
    Petrofac, Ltd.                           81,927   1,093,502       0.0%
    Prudential P.L.C.                       312,505   7,780,599       0.2%
    Prudential P.L.C. ADR                    55,919   2,790,917       0.1%
    Randgold Resources, Ltd.                 18,658   1,419,885       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Reckitt Benckiser Group P.L.C.          128,007 $11,393,183       0.3%
    Reed Elsevier P.L.C.                    201,807   3,339,972       0.1%
    Reed Elsevier P.L.C. Sponsored ADR       29,349   1,940,262       0.1%
    Rexam P.L.C.                            238,739   2,118,992       0.1%
    Rio Tinto P.L.C.                        168,180   7,526,232       0.2%
#   Rio Tinto P.L.C. Sponsored ADR          106,931   4,789,440       0.1%
    Rolls-Royce Holdings P.L.C.(B63H849)    415,007   6,616,415       0.2%
*   Rolls-Royce Holdings P.L.C.(BVYJ8N8) 58,515,987      89,822       0.0%
*   Royal Bank of Scotland Group P.L.C.     390,043   2,020,822       0.1%
#*  Royal Bank of Scotland Group P.L.C.
      Sponsored ADR                          48,209     498,481       0.0%
    Royal Dutch Shell P.L.C.                227,761   7,181,358       0.2%
#   Royal Dutch Shell P.L.C.
      ADR(B03MM73)                          236,955  15,304,923       0.5%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                        214,807  13,625,208       0.4%
    Royal Dutch Shell P.L.C. Class A         45,507   1,442,899       0.0%
    Royal Mail P.L.C.                       132,770     948,580       0.0%
    RSA Insurance Group P.L.C.              232,475   1,520,793       0.0%
    SABMiller P.L.C.                        131,210   6,945,322       0.2%
    Sage Group P.L.C. (The)                 322,404   2,397,139       0.1%
    Schroders P.L.C.(0239581)                10,724     401,748       0.0%
    Schroders P.L.C.(0240549)                23,137   1,147,556       0.0%
    Severn Trent P.L.C.                      63,988   2,083,695       0.1%
    Shire P.L.C.(B39JBM7)                    18,687   4,550,471       0.1%
    Shire P.L.C.(B2QKY05)                    65,177   5,296,514       0.2%
    Sky P.L.C.                              246,044   4,056,758       0.1%
    Sky P.L.C. Sponsored ADR                    647      42,799       0.0%
    Smith & Nephew P.L.C.                   128,902   2,193,836       0.1%
#   Smith & Nephew P.L.C. Sponsored ADR      32,438   1,099,307       0.0%
    Smiths Group P.L.C.                     132,673   2,322,630       0.1%
*   Sports Direct International P.L.C.       78,398     741,051       0.0%
    SSE P.L.C.                              265,459   6,289,706       0.2%
    St James's Place P.L.C.                 181,521   2,476,073       0.1%
    Standard Chartered P.L.C.               410,859   6,726,665       0.2%
    Standard Life P.L.C.                    397,722   2,843,000       0.1%
    Tate & Lyle P.L.C.                      102,619     934,862       0.0%
    Taylor Wimpey P.L.C.                    797,030   2,023,803       0.1%
    Tesco P.L.C.                          1,799,056   6,064,019       0.2%
    Travis Perkins P.L.C.                    59,354   1,886,577       0.1%
    TUI AG                                  111,490   2,078,911       0.1%
    Tullow Oil P.L.C.                       145,530     923,979       0.0%
    Unilever P.L.C.                         101,959   4,469,316       0.1%
    Unilever P.L.C. Sponsored ADR           193,661   8,486,225       0.3%
    United Utilities Group P.L.C.           143,990   2,142,024       0.1%
    United Utilities Group P.L.C. ADR         5,177     154,068       0.0%
#   Vedanta Resources P.L.C.                 26,516     254,679       0.0%
    Vodafone Group P.L.C.                 1,865,884   6,573,893       0.2%
    Vodafone Group P.L.C. Sponsored ADR     260,961   9,185,840       0.3%
    Weir Group P.L.C. (The)                  64,499   1,854,376       0.1%
    Whitbread P.L.C.                         48,854   3,922,941       0.1%
    William Hill P.L.C.                     177,809     982,416       0.0%
    WM Morrison Supermarkets P.L.C.         968,432   2,761,269       0.1%
    Wolseley P.L.C.                          68,854   4,072,326       0.1%
    Wolseley P.L.C. ADR                      17,864     106,115       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
      WPP P.L.C.                         209,740 $    4,891,445        0.2%
      WPP P.L.C. Sponsored ADR            11,321      1,318,104        0.0%
                                                 --------------      -----
TOTAL UNITED KINGDOM                                599,324,064       17.9%
                                                 --------------      -----
TOTAL COMMON STOCKS                               3,316,333,706       99.0%
                                                 --------------      -----
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
      Fuchs Petrolub SE                    1,568         66,049        0.0%
      Henkel AG & Co. KGaA                 2,876        334,069        0.0%
      Porsche Automobil Holding SE        27,852      2,642,689        0.1%
#     Volkswagen AG                       33,524      8,630,607        0.3%
                                                 --------------      -----
TOTAL GERMANY                                        11,673,414        0.4%
                                                 --------------      -----
TOTAL PREFERRED STOCKS                               11,673,414        0.4%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)

CANADA -- (0.0%)
*     Constellation Software, Inc.
        Rights 09/15/15                    4,343          1,296        0.0%
                                                 --------------      -----
ITALY -- (0.0%)
*     UnipolSai SpA Rights
        05/15/15(BWXTV26)                243,533             --        0.0%
*     UnipolSai SpA Rights
        05/15/15(BWXT933)                243,533             --        0.0%
                                                 --------------      -----
TOTAL ITALY                                                  --        0.0%
                                                 --------------      -----
SPAIN -- (0.0%)
*     Banco Popular Espanol SA Rights    535,911         10,230        0.0%
*     Banco Santander SA Rights        1,541,478        254,208        0.0%
                                                 --------------      -----
TOTAL SPAIN                                             264,438        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                   265,734        0.0%
                                                 --------------      -----

                                                    VALUE+
                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund  28,598,960    330,889,967        9.9%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,959,144,439)                          $3,659,162,821      109.3%
                                                 ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Australia                $  6,169,448 $  207,839,031   --    $  214,008,479
    Austria                        35,472      7,945,444   --         7,980,916
    Belgium                     4,126,990     40,311,929   --        44,438,919
    Canada                    309,892,597             --   --       309,892,597
    Denmark                     5,314,195     48,623,511   --        53,937,706
    Finland                     1,386,282     27,709,535   --        29,095,817
    France                     11,948,473    278,493,964   --       290,442,437
    Germany                    20,957,031    227,114,704   --       248,071,735
    Hong Kong                     709,309    101,454,165   --       102,163,474
    Ireland                     3,336,032     11,845,793   --        15,181,825
    Israel                     10,636,573      7,975,515   --        18,612,088
    Italy                       4,995,231     59,392,826   --        64,388,057
    Japan                      44,401,621    640,854,576   --       685,256,197
    Netherlands                13,349,790     71,306,978   --        84,656,768
    New Zealand                        --      3,375,591   --         3,375,591
    Norway                      1,374,415     25,005,208   --        26,379,623
    Portugal                           --      5,569,935   --         5,569,935
    Singapore                          --     48,434,545   --        48,434,545
    Spain                      19,031,082     81,139,170   --       100,170,252
    Sweden                        197,925     92,648,108   --        92,846,033
    Switzerland                18,407,490    253,699,158   --       272,106,648
    United Kingdom            175,316,821    424,007,243   --       599,324,064
 Preferred Stocks
    Germany                            --     11,673,414   --        11,673,414
 Rights/Warrants
    Canada                             --          1,296   --             1,296
    Italy                              --             --   --                --
    Spain                              --        264,438   --           264,438
 Securities Lending
   Collateral                          --    330,889,967   --       330,889,967
                             ------------ --------------   --    --------------
 TOTAL                       $651,586,777 $3,007,576,044   --    $3,659,162,821
                             ============ ==============   ==    ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
COMMON STOCKS -- (89.1%)

AUSTRALIA -- (5.5%)
#   Acrux, Ltd.                             183,394 $   128,851       0.0%
    Adelaide Brighton, Ltd.               1,163,527   4,145,013       0.0%
*   Aditya Birla Minerals, Ltd.             222,001      33,818       0.0%
*   AED Oil, Ltd.                           237,059          --       0.0%
    AGL Energy, Ltd.                        294,674   3,535,094       0.0%
#   Ainsworth Game Technology, Ltd.         216,127     476,618       0.0%
*   AJ Lucas Group, Ltd.                     37,498       9,446       0.0%
*   Alcyone Resources, Ltd.                 103,559          16       0.0%
*   Alkane Resources, Ltd.                   65,640      14,045       0.0%
#   ALS, Ltd.                               433,241   1,789,489       0.0%
    Altium, Ltd.                            122,300     502,091       0.0%
    Alumina, Ltd.                         4,151,094   5,037,139       0.1%
    Alumina, Ltd. Sponsored ADR             455,827   2,196,721       0.0%
    Amalgamated Holdings, Ltd.              183,248   1,810,374       0.0%
#   Amcom Telecommunications, Ltd.          390,666     707,974       0.0%
    Amcor, Ltd.                             577,728   6,150,543       0.1%
    Amcor, Ltd. Sponsored ADR                29,714   1,268,194       0.0%
    AMP, Ltd.                             4,052,686  20,528,769       0.2%
    Ansell, Ltd.                            255,821   5,264,841       0.1%
*   Antares Energy, Ltd.                    247,581      31,746       0.0%
#   AP Eagers, Ltd.                          58,625     412,494       0.0%
#   APA Group                             1,185,576   8,966,506       0.1%
*   APN News & Media, Ltd.                1,355,816   1,007,593       0.0%
#*  Aquarius Platinum, Ltd.                 898,617     122,252       0.0%
#   ARB Corp., Ltd.                         108,827   1,079,250       0.0%
    Ardent Leisure Group                      6,352       9,945       0.0%
    Aristocrat Leisure, Ltd.                618,651   4,043,704       0.0%
#   Arrium, Ltd.                          6,247,201     852,100       0.0%
    Asciano, Ltd.                         1,776,695   9,231,556       0.1%
*   ASG Group, Ltd.                         215,202     129,116       0.0%
    ASX, Ltd.                               157,177   5,220,873       0.1%
*   Atlantic, Ltd.                           34,067         884       0.0%
#   Atlas Iron, Ltd.                      2,011,431     191,010       0.0%
    Aurizon Holdings, Ltd.                  828,473   3,162,816       0.0%
#   Ausdrill, Ltd.                          512,471     179,843       0.0%
*   Ausenco, Ltd.                           234,794      52,741       0.0%
#   AusNet Services                       1,822,117   2,118,780       0.0%
    Austal, Ltd.                            211,149     331,444       0.0%
#   Austbrokers Holdings, Ltd.               44,192     298,582       0.0%
#   Austin Engineering, Ltd.                 51,043      29,107       0.0%
    Australia & New Zealand Banking
      Group, Ltd.                         1,444,710  38,657,341       0.3%
#*  Australian Agricultural Co., Ltd.       713,851     913,487       0.0%
    Australian Pharmaceutical
      Industries, Ltd.                      485,650     642,384       0.0%
    Auswide Bank, Ltd.                       24,392     103,995       0.0%
#   Automotive Holdings Group, Ltd.         712,955   2,398,478       0.0%
    AVJennings, Ltd.                        200,265      99,930       0.0%
*   AWE, Ltd.                             1,229,621   1,383,476       0.0%
    Bank of Queensland, Ltd.                791,084   8,123,591       0.1%
#   BC Iron, Ltd.                           207,067      68,779       0.0%
    Beach Energy, Ltd.                    3,272,562   2,854,528       0.0%
#   Beadell Resources, Ltd.                 898,405     162,794       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Bega Cheese, Ltd.                       163,583 $   623,559       0.0%
#   Bendigo & Adelaide Bank, Ltd.           973,738   9,269,061       0.1%
    BHP Billiton, Ltd.                    2,103,984  53,728,116       0.4%
#   BHP Billiton, Ltd. Sponsored ADR        547,916  28,102,612       0.2%
*   Billabong International, Ltd.           896,700     438,706       0.0%
    Blackmores, Ltd.                          4,662     234,721       0.0%
    BlueScope Steel, Ltd.                 1,052,818   2,896,852       0.0%
#*  Boart Longyear, Ltd.                    770,525     120,513       0.0%
*   Boom Logistics, Ltd.                    320,214      27,839       0.0%
    Boral, Ltd.                           1,858,334   9,257,096       0.1%
#   Bradken, Ltd.                           333,822     600,387       0.0%
    Brambles, Ltd.                          837,043   7,134,660       0.1%
#   Breville Group, Ltd.                    151,440     916,703       0.0%
#   Brickworks, Ltd.                         55,064     636,672       0.0%
    BT Investment Management, Ltd.          101,541     764,388       0.0%
#   Cabcharge Australia, Ltd.               308,022   1,097,415       0.0%
    Caltex Australia, Ltd.                  202,017   5,634,227       0.1%
#   Cardno, Ltd.                            191,727     520,816       0.0%
*   Carnarvon Petroleum, Ltd.               856,412      81,190       0.0%
#   carsales.com, Ltd.                      400,826   2,994,309       0.0%
#   Cash Converters International, Ltd.     756,403     514,932       0.0%
    Cedar Woods Properties, Ltd.             18,157      76,795       0.0%
    Challenger, Ltd.                        509,774   2,830,653       0.0%
*   ChemGenex Pharmaceuticals, Ltd.           6,842          --       0.0%
#   CIMIC Group, Ltd.                       122,917   2,035,479       0.0%
*   Citigold Corp., Ltd.                    119,235       1,927       0.0%
*   Coal of Africa, Ltd.                    400,214      15,556       0.0%
    Coca-Cola Amatil, Ltd.                  561,372   4,544,730       0.1%
    Cochlear, Ltd.                           62,095   4,088,782       0.0%
    Codan, Ltd.                              44,929      40,731       0.0%
*   Coffey International, Ltd.              136,278      16,729       0.0%
    Commonwealth Bank of Australia          516,260  36,136,633       0.3%
*   Compass Resources, Ltd.                  18,720          --       0.0%
    Computershare, Ltd.                     462,588   4,487,290       0.1%
#   Corporate Travel Management, Ltd.        38,887     327,857       0.0%
    Coventry Group, Ltd.                     13,156      18,708       0.0%
    Credit Corp. Group, Ltd.                 44,511     403,662       0.0%
    Crown Resorts, Ltd.                     163,099   1,670,099       0.0%
    CSG, Ltd.                                86,778     109,338       0.0%
    CSL, Ltd.                               246,277  17,653,943       0.1%
    CSR, Ltd.                             1,343,444   3,861,109       0.0%
*   Cue Energy Resources, Ltd.              287,579      21,735       0.0%
    Data#3, Ltd.                             39,367      27,358       0.0%
    Decmil Group, Ltd.                      268,494     244,134       0.0%
*   Devine, Ltd.                            109,847      68,494       0.0%
#   Dick Smith Holdings, Ltd.               132,450     218,334       0.0%
    Domino's Pizza Enterprises, Ltd.        102,674   2,955,031       0.0%
    Downer EDI, Ltd.                      1,097,618   3,816,769       0.0%
#*  Drillsearch Energy, Ltd.              1,261,989   1,200,654       0.0%
    DUET Group                              125,486     250,715       0.0%
    DuluxGroup, Ltd.                        704,669   3,514,647       0.0%
    DWS, Ltd.                                57,318      32,800       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Echo Entertainment Group, Ltd.        1,516,894 $ 5,416,154       0.1%
*   Elders, Ltd.                             97,423     223,846       0.0%
*   Emeco Holdings, Ltd.                  1,092,630      85,771       0.0%
#*  Energy Resources of Australia, Ltd.     293,073     310,472       0.0%
#*  Energy World Corp., Ltd.              1,142,002     392,315       0.0%
    Equity Trustees, Ltd.                     4,473      77,138       0.0%
    ERM Power, Ltd.                         230,362     460,489       0.0%
*   Eservglobal, Ltd.                        76,359      21,344       0.0%
    Euroz, Ltd.                              69,509      55,567       0.0%
    Evolution Mining, Ltd.                  553,260     441,470       0.0%
    Fairfax Media, Ltd.                   2,840,047   2,336,831       0.0%
    Fantastic Holdings, Ltd.                    975       1,583       0.0%
*   FAR, Ltd.                             2,438,534     200,870       0.0%
    Finbar Group, Ltd.                        2,330       2,360       0.0%
#   Fleetwood Corp., Ltd.                    83,044      85,747       0.0%
#   Flight Centre Travel Group, Ltd.         61,321   2,097,086       0.0%
*   Flinders Mines, Ltd.                    166,568       1,979       0.0%
*   Focus Minerals, Ltd.                  5,795,439      29,659       0.0%
#   Fortescue Metals Group, Ltd.          2,537,747   4,287,052       0.0%
#   G8 Education, Ltd.                      261,691     742,720       0.0%
#   GrainCorp, Ltd. Class A                 374,674   2,920,760       0.0%
    Grange Resources, Ltd.                  460,396      42,234       0.0%
#   Greencross, Ltd.                         63,458     332,158       0.0%
*   Gryphon Minerals, Ltd.                  427,238      22,864       0.0%
    GUD Holdings, Ltd.                      252,398   1,577,170       0.0%
#   GWA Group, Ltd.                         483,367     950,864       0.0%
#   Harvey Norman Holdings, Ltd.          1,277,760   4,431,306       0.0%
    HFA Holdings, Ltd.                      133,879     242,616       0.0%
#   Hills, Ltd.                             406,853     218,768       0.0%
*   Horizon Oil, Ltd.                     1,463,538     138,689       0.0%
*   Icon Energy, Ltd.                       357,233      16,947       0.0%
#   iiNET, Ltd.                             262,836   2,055,792       0.0%
#   Iluka Resources, Ltd.                   796,673   5,076,677       0.1%
#*  Imdex, Ltd.                             336,336      90,175       0.0%
    IMF Bentham, Ltd.                        12,350      18,194       0.0%
#   Incitec Pivot, Ltd.                   3,907,744  12,272,342       0.1%
    Independence Group NL                   378,505   1,766,202       0.0%
#*  Infigen Energy                          693,403     167,056       0.0%
#   Infomedia, Ltd.                         550,632     541,732       0.0%
    Insurance Australia Group, Ltd.       3,424,786  15,695,888       0.1%
    Integrated Research, Ltd.                42,144      53,816       0.0%
#   Invocare, Ltd.                          204,169   2,157,636       0.0%
#   IOOF Holdings, Ltd.                     382,862   3,037,575       0.0%
#   Iress, Ltd.                             210,538   1,726,622       0.0%
*   iSelect, Ltd.                            11,709      14,100       0.0%
    James Hardie Industries
      P.L.C.(B60QWJ2)                       432,789   4,970,845       0.1%
#   James Hardie Industries
      P.L.C.(B3LCV80)                         7,883     455,243       0.0%
#   JB Hi-Fi, Ltd.                          191,244   2,954,150       0.0%
*   Kangaroo Resources, Ltd.                157,028         746       0.0%
#*  Kingsgate Consolidated, Ltd.            427,539     240,144       0.0%
*   Kingsrose Mining, Ltd.                   76,233      16,777       0.0%
*   Lednium, Ltd.                            21,998          --       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Lend Lease Group                        532,931 $ 6,733,731       0.1%
#*  Lonestar Resources, Ltd.                357,902      55,418       0.0%
#   M2 Group, Ltd.                          287,881   2,491,267       0.0%
    MACA, Ltd.                              121,495      85,891       0.0%
*   Macmahon Holdings, Ltd.               1,841,800      62,896       0.0%
    Macquarie Atlas Roads Group             170,890     438,115       0.0%
    Macquarie Group, Ltd.                   580,798  35,586,948       0.3%
#   Magellan Financial Group, Ltd.          181,717   2,851,951       0.0%
*   Marion Energy, Ltd.                      11,995         104       0.0%
    Matrix Composites & Engineering, Ltd.    24,634      11,528       0.0%
    MaxiTRANS Industries, Ltd.              182,505      63,389       0.0%
*   Mayne Pharma Group, Ltd.                619,760     527,772       0.0%
    McMillan Shakespeare, Ltd.              105,075     959,169       0.0%
    McPherson's, Ltd.                        69,593      60,219       0.0%
*   Medibank Pvt, Ltd.                      121,591     212,291       0.0%
#*  Medusa Mining, Ltd.                      72,927      53,863       0.0%
    Melbourne IT, Ltd.                      123,857     132,581       0.0%
#   Metals X, Ltd.                          180,539     209,035       0.0%
#   Metcash, Ltd.                         2,477,688   2,586,365       0.0%
    Mincor Resources NL                     393,519     177,047       0.0%
*   Mineral Deposits, Ltd.                  137,059      80,668       0.0%
#   Mineral Resources, Ltd.                 378,504   1,924,260       0.0%
#   MMA Offshore, Ltd.                      519,239     285,458       0.0%
#   Monadelphous Group, Ltd.                166,743   1,299,487       0.0%
    Mortgage Choice, Ltd.                    98,654     214,656       0.0%
#   Mount Gibson Iron, Ltd.               1,686,874     269,084       0.0%
#   Myer Holdings, Ltd.                   1,429,000   1,561,150       0.0%
*   Nanosonics, Ltd.                         11,184      14,418       0.0%
    National Australia Bank, Ltd.         1,535,170  44,451,412       0.3%
*   Navigator Resources, Ltd.                   296          44       0.0%
#   Navitas, Ltd.                           361,295   1,314,915       0.0%
*   Nearmap, Ltd.                           355,890     156,449       0.0%
#   New Hope Corp., Ltd.                    385,309     663,388       0.0%
*   Newcrest Mining, Ltd.                   727,926   8,159,670       0.1%
#   NIB Holdings, Ltd.                      619,068   1,784,909       0.0%
    Nick Scali, Ltd.                         25,854      73,279       0.0%
#   Northern Star Resources, Ltd.         1,310,143   2,329,962       0.0%
#   NRW Holdings, Ltd.                      618,693      92,396       0.0%
    Nufarm, Ltd.                            476,464   2,730,788       0.0%
*   Oberbank AG                                 153       8,822       0.0%
    Oil Search, Ltd.                        466,420   2,961,101       0.0%
*   OM Holdings, Ltd.                        26,600       6,185       0.0%
#   Orica, Ltd.                             429,957   6,813,811       0.1%
    Origin Energy, Ltd.                   1,138,637  11,381,454       0.1%
*   Orocobre, Ltd.                           10,062      19,408       0.0%
    Orora, Ltd.                             577,699   1,005,119       0.0%
#   OrotonGroup, Ltd.                        19,916      40,993       0.0%
*   Otto Energy, Ltd.                       168,000      14,947       0.0%
#   OZ Minerals, Ltd.                       382,837   1,409,369       0.0%
    OzForex Group, Ltd.                     124,910     223,089       0.0%
#   Pacific Brands, Ltd.                  2,376,555     812,763       0.0%
#*  Paladin Energy, Ltd.                  3,629,010     994,355       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   PanAust, Ltd.                         1,110,456 $ 1,517,521       0.0%
    Panoramic Resources, Ltd.               714,122     291,496       0.0%
*   PaperlinX, Ltd.                         745,156      23,489       0.0%
    Patties Foods, Ltd.                       5,122       4,762       0.0%
    Peet, Ltd.                              262,615     236,834       0.0%
#   Perpetual, Ltd.                          66,328   2,824,667       0.0%
*   Perseus Mining, Ltd.                    207,324      63,921       0.0%
    Platinum Asset Management, Ltd.         227,322   1,352,857       0.0%
#*  Platinum Australia, Ltd.                400,751       1,903       0.0%
*   PMP, Ltd.                               379,844     128,582       0.0%
    Premier Investments, Ltd.               221,916   2,236,213       0.0%
#   Primary Health Care, Ltd.               832,688   3,259,128       0.0%
*   Prime AET&D Holdings No.1, Ltd.              26          --       0.0%
    Prime Media Group, Ltd.                 407,199     275,296       0.0%
    Programmed Maintenance Services, Ltd.   232,740     514,096       0.0%
*   Qantas Airways, Ltd.                  3,240,872   8,662,653       0.1%
#   QBE Insurance Group, Ltd.             1,154,740  12,454,725       0.1%
    Qube Holdings, Ltd.                     301,129     661,550       0.0%
*   Ramelius Resources, Ltd.                501,106      54,157       0.0%
    Ramsay Health Care, Ltd.                 71,593   3,529,265       0.0%
    RCR Tomlinson, Ltd.                     290,977     430,470       0.0%
    REA Group, Ltd.                          58,809   2,187,426       0.0%
    Recall Holdings, Ltd.                    70,681     405,949       0.0%
#   Reckon, Ltd.                             51,059      81,923       0.0%
*   Red Fork Energy, Ltd.                   581,251       2,070       0.0%
*   Redflex Holdings, Ltd.                   49,622      22,949       0.0%
    Reece Australia, Ltd.                    10,902     294,976       0.0%
*   Regional Express Holdings, Ltd.          17,416      13,343       0.0%
#*  Regis Resources, Ltd.                   458,999     459,095       0.0%
#   Reject Shop, Ltd. (The)                  95,056     487,891       0.0%
#*  Resolute Mining, Ltd.                 1,041,311     280,899       0.0%
    Retail Food Group, Ltd.                  81,180     444,546       0.0%
    Ridley Corp., Ltd.                      405,530     361,937       0.0%
    Rio Tinto, Ltd.                         412,466  18,592,845       0.1%
*   RiverCity Motorway Group                133,238          --       0.0%
    SAI Global, Ltd.                        565,456   1,759,099       0.0%
    Salmat, Ltd.                             68,805      41,848       0.0%
*   Samson Oil & Gas, Ltd.                  456,014       2,904       0.0%
#*  Samson Oil & Gas, Ltd. Sponsored ADR      6,430      10,224       0.0%
#   Sandfire Resources NL                   293,348   1,134,988       0.0%
    Santos, Ltd.                            856,569   5,578,269       0.1%
#*  Saracen Mineral Holdings, Ltd.        1,704,699     617,193       0.0%
#   Sedgman, Ltd.                            85,757      48,819       0.0%
#   Seek, Ltd.                              282,271   3,610,435       0.0%
#   Select Harvests, Ltd.                   106,442     754,493       0.0%
#*  Senex Energy, Ltd.                    1,934,898     612,911       0.0%
    Servcorp, Ltd.                           35,568     178,741       0.0%
#   Seven Group Holdings, Ltd.              214,967   1,244,408       0.0%
    Seven West Media, Ltd.                  825,594     822,604       0.0%
    Sigma Pharmaceuticals, Ltd.           2,111,111   1,447,411       0.0%
#*  Silex Systems, Ltd.                      70,513      29,230       0.0%
#   Silver Chef, Ltd.                         3,658      25,174       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Silver Lake Resources, Ltd.             356,570 $    50,236       0.0%
#   Sims Metal Management, Ltd.             638,107   5,438,564       0.1%
    Sims Metal Management, Ltd.
      Sponsored ADR                           3,500      29,470       0.0%
*   Sino Strategic International, Ltd.        9,056          --       0.0%
    Sirtex Medical, Ltd.                    112,736   1,883,875       0.0%
    Skilled Group, Ltd.                     459,355     467,581       0.0%
#   Slater & Gordon, Ltd.                   289,209   1,448,197       0.0%
#   SMS Management & Technology, Ltd.       200,751     518,327       0.0%
    Sonic Healthcare, Ltd.                  222,595   3,488,499       0.0%
    Southern Cross Media Group, Ltd.      1,078,214     909,088       0.0%
#   Spark Infrastructure Group            2,638,351   4,057,242       0.0%
    Specialty Fashion Group, Ltd.            67,582      27,519       0.0%
#*  St Barbara, Ltd.                        897,655     282,147       0.0%
    Steadfast Group, Ltd.                    65,927      78,279       0.0%
#   STW Communications Group, Ltd.          944,171     479,546       0.0%
    Suncorp Group, Ltd.                   1,331,686  13,771,459       0.1%
*   Sundance Energy Australia, Ltd.         835,936     394,761       0.0%
#   Sunland Group, Ltd.                     162,346     241,829       0.0%
#   Super Retail Group, Ltd.                419,412   3,264,882       0.0%
    Swick Mining Services, Ltd.             139,495      16,418       0.0%
    Sydney Airport                          487,767   2,072,063       0.0%
    Tabcorp Holdings, Ltd.                2,004,010   7,698,753       0.1%
*   Tap Oil, Ltd.                           383,218      90,385       0.0%
    Tassal Group, Ltd.                      254,661     649,751       0.0%
    Tatts Group, Ltd.                     3,427,122  10,916,890       0.1%
    Technology One, Ltd.                    425,202   1,305,516       0.0%
    Telstra Corp., Ltd.                     813,302   3,997,949       0.0%
    Telstra Corp., Ltd. ADR                  35,561     875,512       0.0%
#*  Ten Network Holdings, Ltd.            4,053,313     655,824       0.0%
#   TFS Corp., Ltd.                         340,738     447,999       0.0%
    Thorn Group, Ltd.                        33,773      70,446       0.0%
*   Tiger Resources, Ltd.                 1,161,635      53,683       0.0%
    Toll Holdings, Ltd.                   1,626,317  11,510,619       0.1%
    Tox Free Solutions, Ltd.                287,984     687,681       0.0%
#   TPG Telecom, Ltd.                       415,077   2,912,089       0.0%
*   Transfield Services, Ltd.             1,124,076   1,275,360       0.0%
#   Transpacific Industries Group, Ltd.   3,025,124   1,825,903       0.0%
    Transurban Group                        800,559   6,258,840       0.1%
    Treasury Wine Estates, Ltd.           1,559,443   6,839,348       0.1%
#   UGL, Ltd.                               213,497     293,347       0.0%
    UXC, Ltd.                               456,869     271,005       0.0%
    Veda Group, Ltd.                         25,671      46,326       0.0%
#   Village Roadshow, Ltd.                  123,245     546,856       0.0%
*   Virgin Australia Holdings, Ltd.       3,195,173          --       0.0%
*   Virgin Australia Holdings, Ltd.
      (B43DQC7)                           1,975,804     796,078       0.0%
#   Virtus Health, Ltd.                      61,754     372,179       0.0%
    Vision Eye Institute, Ltd.                4,567       2,529       0.0%
#   Vocus Communications, Ltd.              113,376     519,164       0.0%
    Washington H Soul Pattinson & Co.,
      Ltd.                                  139,943   1,640,470       0.0%
    Watpac, Ltd.                            146,701      89,423       0.0%
    WDS, Ltd.                                74,726       7,370       0.0%
    Webjet, Ltd.                            110,539     322,317       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
AUSTRALIA -- (Continued)
    Webster, Ltd.                           17,208 $     21,894       0.0%
    Wesfarmers, Ltd.                       541,028   18,648,846       0.1%
    Western Areas, Ltd.                    470,271    1,365,052       0.0%
    Westpac Banking Corp.                  955,075   27,439,943       0.2%
#   Westpac Banking Corp. Sponsored ADR    255,461    7,372,604       0.1%
#*  Whitehaven Coal, Ltd.                  244,243      318,337       0.0%
    Woodside Petroleum, Ltd.               888,052   24,489,987       0.2%
    Woolworths, Ltd.                       619,425   14,381,581       0.1%
#   WorleyParsons, Ltd.                    226,960    2,083,416       0.0%
                                                   ------------       ---
TOTAL AUSTRALIA                                     868,718,996       6.1%
                                                   ------------       ---
AUSTRIA -- (0.4%)
*   A-TEC Industries AG                     19,046           --       0.0%
    Agrana Beteiligungs AG                   3,302      300,409       0.0%
    AMAG Austria Metall AG                     806       28,927       0.0%
    Andritz AG                              81,744    4,785,842       0.1%
    Atrium European Real Estate, Ltd.      120,662      592,198       0.0%
    Austria Technologie & Systemtechnik AG  36,544      580,183       0.0%
    BUWOG AG                                29,233      591,059       0.0%
    CA Immobilien Anlagen AG                35,501      644,269       0.0%
#   Conwert Immobilien Invest SE           102,497    1,295,776       0.0%
    DO & CO AG                               8,333      616,300       0.0%
    Erste Group Bank AG                    220,103    6,214,302       0.1%
    EVN AG                                  51,292      583,668       0.0%
    Flughafen Wien AG                        4,014      361,967       0.0%
*   IMMOFINANZ AG                          326,957      983,568       0.0%
*   Kapsch TrafficCom AG                     3,172       71,187       0.0%
#   Lenzing AG                              21,693    1,478,053       0.0%
    Mayr Melnhof Karton AG                  15,708    1,822,242       0.0%
    Oberbank AG                              2,295      132,313       0.0%
#   Oesterreichische Post AG                59,344    2,887,670       0.0%
    OMV AG                                 258,310    8,597,502       0.1%
    Palfinger AG                             7,182      215,972       0.0%
    POLYTEC Holding AG                      16,082      136,030       0.0%
    Porr AG                                    217       12,888       0.0%
#   Raiffeisen Bank International AG       169,483    2,813,478       0.0%
    RHI AG                                  40,527    1,161,563       0.0%
    Rosenbauer International AG              1,710      163,036       0.0%
    S IMMO AG                              109,612    1,025,371       0.0%
    Schoeller-Bleckmann Oilfield
      Equipment AG                          15,903    1,121,112       0.0%
#   Semperit AG Holding                     22,134    1,012,155       0.0%
    Strabag SE                              40,734      950,076       0.0%
    Telekom Austria AG ADR                   4,200       62,076       0.0%
    UBM Realitaetenentwicklung AG               80        3,572       0.0%
    UNIQA Insurance Group AG                84,558      830,630       0.0%
#   Verbund AG                              74,176    1,255,070       0.0%
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe                   42,467    1,689,969       0.0%
    Voestalpine AG                         198,685    8,318,545       0.1%
    Wienerberger AG                        278,375    4,524,009       0.0%
*   Wolford AG                               1,281       34,474       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
AUSTRIA -- (Continued)
    Zumtobel Group AG                        54,569 $ 1,492,646       0.0%
                                                    -----------       ---
TOTAL AUSTRIA                                        59,390,107       0.4%
                                                    -----------       ---
BELGIUM -- (1.3%)
*   Ablynx NV                                34,801     383,826       0.0%
    Ackermans & van Haaren NV                64,747   7,913,055       0.1%
#   Ageas                                   463,612  17,418,928       0.1%
*   AGFA-Gevaert NV                         495,807   1,242,138       0.0%
    Anheuser-Busch InBev NV                 314,211  38,254,647       0.3%
    Anheuser-Busch InBev NV Sponsored ADR   118,119  14,179,005       0.1%
    Atenor Group                                 43       2,068       0.0%
    Banque Nationale de Belgique                319   1,190,843       0.0%
    Barco NV                                 34,546   2,335,247       0.0%
    Belgacom SA                             372,144  13,860,442       0.1%
*   BHF Kleinwort Benson Group                3,149      15,034       0.0%
    Cie d'Entreprises CFE                    22,413   2,425,057       0.0%
    Cie Immobiliere de Belgique SA            2,277     132,764       0.0%
    Cie Maritime Belge SA                    21,493     300,336       0.0%
    Colruyt SA                              204,314   9,656,403       0.1%
    D'ieteren SA                             31,998   1,248,073       0.0%
#   Deceuninck NV                           136,124     296,708       0.0%
    Delhaize Group SA                       208,810  16,809,271       0.1%
    Delhaize Group SA Sponsored ADR         245,638   4,917,673       0.1%
    Econocom Group SA                       147,946   1,293,863       0.0%
    Elia System Operator SA                  49,374   2,190,996       0.0%
#*  Euronav NV                              115,018   1,582,757       0.0%
    EVS Broadcast Equipment SA               13,403     524,149       0.0%
    Exmar NV                                 77,151     813,093       0.0%
#   Fagron                                   47,922   2,118,148       0.0%
*   Hamon & CIE SA                              743       8,384       0.0%
*   Ion Beam Applications                    32,395     804,738       0.0%
    Jensen-Group NV                           2,121      48,510       0.0%
*   KBC Groep NV                            202,710  13,336,956       0.1%
    Kinepolis Group NV                       55,209   2,140,135       0.0%
    Lotus Bakeries                              107     150,714       0.0%
*   MDxHealth                                24,148     135,033       0.0%
    Melexis NV                               33,753   2,083,748       0.0%
*   Mobistar SA                              99,179   1,886,229       0.0%
#   NV Bekaert SA                            80,276   2,332,187       0.0%
#*  Nyrstar NV                              829,187   3,260,837       0.0%
    Picanol                                     688      33,079       0.0%
*   RealDolmen                                1,807      36,413       0.0%
#   Recticel SA                              69,434     330,480       0.0%
#   Resilux                                   1,043     184,573       0.0%
*   Roularta Media Group NV                   4,380      71,965       0.0%
    Sioen Industries NV                      23,532     385,544       0.0%
    Sipef SA                                 10,281     585,726       0.0%
    Solvay SA                               126,481  18,623,693       0.2%
*   Telenet Group Holding NV                 58,644   3,524,230       0.0%
#*  Tessenderlo Chemie NV                    83,324   2,742,531       0.0%
*   ThromboGenics NV                         10,748      64,312       0.0%
#   UCB SA                                   89,230   6,427,490       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
BELGIUM -- (Continued)
#   Umicore SA                             223,837 $ 11,126,185       0.1%
#   Van de Velde NV                         17,931    1,071,179       0.0%
*   Viohalco SA                            172,079      512,374       0.0%
                                                   ------------       ---
TOTAL BELGIUM                                       213,011,769       1.5%
                                                   ------------       ---
CANADA -- (7.7%)
#*  5N Plus, Inc.                          163,492      275,084       0.0%
    Absolute Software Corp.                 85,563      703,510       0.0%
    Acadian Timber Corp.                       400        6,299       0.0%
*   Advantage Oil & Gas, Ltd.              592,279    3,667,073       0.0%
#   Aecon Group, Inc.                      200,523    2,178,911       0.0%
#   AG Growth International, Inc.           28,478    1,234,243       0.0%
    AGF Management, Ltd. Class B           228,494    1,462,059       0.0%
*   AgJunction, Inc.                        46,880       27,976       0.0%
    Agnico Eagle Mines, Ltd.(008474108)     47,651    1,443,825       0.0%
#   Agnico Eagle Mines, Ltd.(2009823)      143,021    4,329,159       0.0%
    Agrium, Inc.(008916108)                116,100   12,031,443       0.1%
    Agrium, Inc.(2213538)                   88,392    9,157,895       0.1%
    AGT Food & Ingredients, Inc.            42,851      947,943       0.0%
#   Aimia, Inc.                            168,507    1,871,524       0.0%
*   Air Canada                              81,220      775,511       0.0%
    AirBoss of America Corp.                11,500      149,076       0.0%
    Akita Drilling, Ltd. Class A            11,400      102,283       0.0%
#*  Alacer Gold Corp.                      716,116    1,620,387       0.0%
*   Alamos Gold, Inc.(011527108)           196,452    1,359,448       0.0%
#   Alamos Gold, Inc.(2411707)             200,249    1,384,233       0.0%
*   Alexco Resource Corp.                   70,276       29,706       0.0%
#   Algoma Central Corp.                    11,860      166,227       0.0%
#   Algonquin Power & Utilities Corp.      415,013    3,381,333       0.0%
    Alimentation Couche Tard, Inc.
      Class B                              226,159    8,656,463       0.1%
#   AltaGas, Ltd.                           87,296    2,966,545       0.0%
#*  Alterra Power Corp.                    170,495       52,993       0.0%
#   Altus Group, Ltd.                       71,197    1,190,846       0.0%
#*  Amaya, Inc.                             31,700      741,725       0.0%
*   Amerigo Resources, Ltd.                153,100       53,296       0.0%
#   Amica Mature Lifestyles, Inc.            2,500       15,334       0.0%
#*  Anderson Energy, Inc.                  116,562        7,246       0.0%
    Andrew Peller, Ltd. Class A              2,000       26,523       0.0%
#   ARC Resources, Ltd.                    308,746    6,318,225       0.1%
#*  Argonaut Gold, Inc.                    278,955      469,357       0.0%
    Arsenal Energy, Inc.                    21,692       71,736       0.0%
    Atco, Ltd. Class I                      79,668    3,019,658       0.0%
#*  Athabasca Oil Corp.                    888,265    1,627,075       0.0%
*   ATS Automation Tooling Systems, Inc.   131,749    1,453,443       0.0%
    AuRico Gold, Inc.(05155C105)            18,902       65,968       0.0%
    AuRico Gold, Inc.(2287317)             763,975    2,665,839       0.0%
#   AutoCanada, Inc.                        35,673    1,181,215       0.0%
#*  Avigilon Corp.                          71,042    1,225,938       0.0%
    Axia NetMedia Corp.                     50,400      134,094       0.0%
#*  B2Gold Corp.                         1,319,533    2,067,068       0.0%
#   Badger Daylighting, Ltd.                72,550    1,800,370       0.0%
#*  Ballard Power Systems, Inc.            134,819      300,591       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
CANADA -- (Continued)
    Bank of Montreal(063671101)               9,502 $   620,481       0.0%
#   Bank of Montreal(2076009)               286,412  18,711,143       0.2%
    Bank of Nova Scotia (The)(064149107)    289,061  15,947,495       0.1%
    Bank of Nova Scotia (The)(2076281)      263,575  14,534,308       0.1%
*   Bankers Petroleum, Ltd.                 930,578   2,768,981       0.0%
    Barrick Gold Corp.(067901108)         1,255,957  16,352,560       0.1%
    Barrick Gold Corp.(2024644)             325,894   4,235,406       0.0%
#   Baytex Energy Corp.(07317Q105)          112,994   2,201,123       0.0%
#   Baytex Energy Corp.(B4VGVM3)             33,838     661,054       0.0%
    BCE, Inc.(05534B760)                     18,939     835,399       0.0%
#   BCE, Inc.(B188TH2)                       62,786   2,767,996       0.0%
#*  Bellatrix Exploration, Ltd.             215,708     677,607       0.0%
*   Birch Mountain Resources, Ltd.            1,200          --       0.0%
#*  Birchcliff Energy, Ltd.                 324,118   2,342,569       0.0%
#   Bird Construction, Inc.                 103,541     982,631       0.0%
#   Black Diamond Group, Ltd.                93,417   1,310,858       0.0%
#*  BlackBerry, Ltd.(09228F103)             359,807   3,655,639       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)               245,190   2,489,496       0.0%
#*  BlackPearl Resources, Inc.              455,460     460,556       0.0%
#   BMTC Group, Inc. Class A                  1,600      21,881       0.0%
#*  BNK Petroleum, Inc.                     194,022     112,570       0.0%
#   Bombardier, Inc. Class A                 25,790      53,867       0.0%
    Bombardier, Inc. Class B              1,027,935   2,078,874       0.0%
#   Bonavista Energy Corp.                  317,559   2,187,248       0.0%
#   Bonterra Energy Corp.                    89,318   2,855,363       0.0%
    Boralex, Inc. Class A                    70,665     811,198       0.0%
    Brookfield Asset Management, Inc.
      Class A                               118,260   6,368,299       0.1%
#*  BRP, Inc.                                41,026     910,291       0.0%
    CAE, Inc.(124765108)                     45,543     565,189       0.0%
    CAE, Inc.(2162760)                      193,115   2,396,131       0.0%
    Caledonia Mining Corp.                    8,300       5,160       0.0%
#   Calfrac Well Services, Ltd.             166,683   1,387,068       0.0%
    Calian Technologies, Ltd.                 3,277      50,248       0.0%
    Calvalley Petroleum, Inc. Class A        28,165      22,177       0.0%
    Cameco Corp.(13321L108)                 194,124   3,412,700       0.0%
    Cameco Corp.(2166160)                   171,982   3,024,831       0.0%
    Canaccord Genuity Group, Inc.           377,713   2,169,539       0.0%
#*  Canacol Energy, Ltd.                     74,184     241,644       0.0%
#   Canadian Energy Services &
      Technology Corp.                      313,120   1,580,523       0.0%
    Canadian Imperial Bank of
      Commerce(136069101)                    89,934   7,219,902       0.1%
#   Canadian Imperial Bank of
      Commerce(2170525)                      94,655   7,600,643       0.1%
    Canadian National Railway
      Co.(136375102)                         81,112   5,233,346       0.1%
    Canadian National Railway
      Co.(2180632)                          106,000   6,844,094       0.1%
    Canadian Natural Resources,
      Ltd.(136385101)                       726,020  24,140,165       0.2%
    Canadian Natural Resources,
      Ltd.(2171573)                         485,145  16,120,566       0.1%
    Canadian Oil Sands, Ltd.                804,041   8,736,823       0.1%
    Canadian Pacific Railway,
      Ltd.(13645T100)                         1,271     242,227       0.0%
#   Canadian Pacific Railway,
      Ltd.(2793115)                          37,902   7,226,355       0.1%
#   Canadian Tire Corp., Ltd. Class A        90,315   9,565,979       0.1%
    Canadian Utilities, Ltd. Class A         63,064   2,048,992       0.0%
#   Canadian Western Bank                   217,697   5,660,302       0.1%
    Canam Group, Inc. Class A               116,872   1,329,038       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
CANADA -- (Continued)
    CanElson Drilling, Inc.                 269,623 $ 1,027,987       0.0%
#   Canexus Corp.                           168,436     279,214       0.0%
*   Canfor Corp.                            167,539   3,320,230       0.0%
    Canfor Pulp Products, Inc.              117,542   1,501,303       0.0%
#   CanWel Building Materials Group, Ltd.    25,250     117,199       0.0%
    Canyon Services Group, Inc.              97,858     666,716       0.0%
    Capital Power Corp.                     157,876   3,251,735       0.0%
#   Capstone Infrastructure Corp.           253,392     777,083       0.0%
#*  Capstone Mining Corp.                   361,952     504,003       0.0%
    Cascades, Inc.                          209,690   1,216,602       0.0%
*   Catamaran Corp.(B3N9ZT8)                 92,720   5,502,932       0.1%
*   Catamaran Corp.(B8J4N87)                 37,400   2,220,751       0.0%
#   Cathedral Energy Services, Ltd.          45,147      88,311       0.0%
    CCL Industries, Inc. Class B             41,500   4,771,210       0.1%
*   Celestica, Inc.(15101Q108)               89,041   1,087,191       0.0%
*   Celestica, Inc.(2263362)                369,488   4,511,030       0.0%
    Cenovus Energy, Inc.(15135U109)         637,308  11,994,137       0.1%
    Cenovus Energy, Inc.(B57FG04)           156,417   2,946,837       0.0%
    Centerra Gold, Inc.                     414,578   2,144,191       0.0%
#*  Cequence Energy, Ltd.                   474,954     397,599       0.0%
#   Cervus Equipment Corp.                   10,653     164,144       0.0%
*   CGI Group, Inc. Class A(39945C109)       60,319   2,537,620       0.0%
*   CGI Group, Inc. Class A(2159740)        128,586   5,412,016       0.1%
#*  China Gold International Resources
      Corp., Ltd.                           213,564     357,563       0.0%
*   Chinook Energy, Inc.                    102,170     113,475       0.0%
    CI Financial Corp.                       71,300   2,095,564       0.0%
#   Cineplex, Inc.                           64,067   2,564,804       0.0%
    Clairvest Group, Inc.                       516      12,037       0.0%
*   Claude Resources, Inc.                  262,411     154,423       0.0%
    Clearwater Seafoods, Inc.                30,683     315,350       0.0%
    Cogeco Cable, Inc.                       81,671   4,678,229       0.1%
    Cogeco, Inc.                             11,575     519,220       0.0%
    Colabor Group, Inc.                      27,021      24,636       0.0%
    COM DEV International, Ltd.             219,054     896,914       0.0%
    Computer Modelling Group, Ltd.          126,680   1,397,522       0.0%
    Constellation Software, Inc.             20,524   8,046,293       0.1%
#*  Copper Mountain Mining Corp.            396,715     476,781       0.0%
    Corby Spirit and Wine, Ltd.              12,085     235,490       0.0%
#*  Corridor Resources, Inc.                 89,500      55,636       0.0%
#   Corus Entertainment, Inc. Class B       252,288   3,878,941       0.0%
    Cott Corp.(22163N106)                    84,221     733,565       0.0%
    Cott Corp.(2228952)                     184,486   1,608,614       0.0%
    Crescent Point Energy Corp.(22576C101)  241,135   6,293,623       0.1%
#   Crescent Point Energy Corp.(B67C8W8)    149,286   3,898,883       0.0%
*   Crew Energy, Inc.                       335,637   1,488,320       0.0%
*   DeeThree Exploration, Ltd.              273,102   1,666,001       0.0%
*   Delphi Energy Corp.                     382,393     529,297       0.0%
#*  Denison Mines Corp.                     926,928     822,058       0.0%
*   Descartes Systems Group, Inc. (The)      60,129     903,555       0.0%
#   DH Corp.                                152,157   5,332,116       0.1%
    DHX Media, Ltd.                          38,258     261,607       0.0%
#   DirectCash Payments, Inc.                45,907     701,257       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
CANADA -- (Continued)
    Dollarama, Inc.                          64,124 $ 3,682,147       0.0%
*   Dominion Diamond Corp.(257287102)       188,172   3,708,870       0.0%
#   Dominion Diamond Corp.(B95LX89)         107,279   2,114,459       0.0%
    Dorel Industries, Inc. Class B           92,909   2,733,750       0.0%
#*  DragonWave, Inc.                         43,606      32,528       0.0%
#*  Dundee Precious Metals, Inc.            238,607     575,505       0.0%
    E-L Financial Corp., Ltd.                    88      46,680       0.0%
#*  Eastern Platinum, Ltd.                   85,952     122,534       0.0%
#   easyhome, Ltd.                              500       8,906       0.0%
    EGI Financial Holdings, Inc.                900      11,823       0.0%
    Eldorado Gold Corp.(284902103)          214,595   1,064,391       0.0%
    Eldorado Gold Corp.(2307873)          1,301,834   6,484,892       0.1%
#   Emera, Inc.                              36,182   1,219,362       0.0%
    Empire Co., Ltd.                         47,178   3,408,625       0.0%
#   Enbridge Income Fund Holdings, Inc.     147,345   4,747,037       0.1%
    Enbridge, Inc.(29250N105)                67,223   3,517,780       0.0%
    Enbridge, Inc.(2466149)                 108,874   5,690,505       0.1%
    Encana Corp.(292505104)               1,366,006  19,410,945       0.2%
    Encana Corp.(2793193)                   214,090   3,039,670       0.0%
#*  Endeavour Mining Corp.                1,027,061     536,302       0.0%
#*  Endeavour Silver Corp.                  208,085     422,551       0.0%
#   EnerCare, Inc.                          124,098   1,518,182       0.0%
    Enerflex, Ltd.                          138,050   1,851,346       0.0%
#*  Energy Fuels, Inc.                        7,838      38,850       0.0%
#   Enerplus Corp.(292766102)               324,650   4,093,836       0.0%
#   Enerplus Corp.(B584T89)                 172,487   2,181,642       0.0%
    Enghouse Systems, Ltd.                   29,277   1,252,614       0.0%
    Ensign Energy Services, Inc.            287,329   2,291,011       0.0%
#*  Epsilon Energy, Ltd.                    126,080     402,327       0.0%
#   Equitable Group, Inc.                    21,454   1,086,481       0.0%
*   Equity Financial Holdings, Inc.             100         785       0.0%
*   Essential Energy Services Trust         247,856     232,140       0.0%
#   Evertz Technologies, Ltd.                35,104     479,789       0.0%
#   Exchange Income Corp.                    25,015     460,906       0.0%
    Exco Technologies, Ltd.                  35,223     448,133       0.0%
#*  EXFO, Inc.                                  198         673       0.0%
#   Extendicare, Inc.                       195,597   1,277,501       0.0%
    Fairfax Financial Holdings, Ltd.         28,914  15,793,059       0.1%
    Fiera Capital Corp.                      33,111     376,530       0.0%
    Finning International, Inc.             482,794   9,891,975       0.1%
    First Capital Realty, Inc.              116,166   1,925,669       0.0%
#*  First Majestic Silver
      Corp.(32076V103)                      127,578     621,305       0.0%
#*  First Majestic Silver Corp.(2833583)    111,673     544,250       0.0%
    First National Financial Corp.              278       5,201       0.0%
    First Quantum Minerals, Ltd.            525,208   8,044,630       0.1%
    FirstService Corp.(33761N109)            23,965   1,567,670       0.0%
    FirstService Corp.(2350231)              13,106     857,946       0.0%
#   Fortis, Inc.                            105,128   3,421,779       0.0%
#*  Fortress Paper, Ltd. Class A             14,264      27,074       0.0%
*   Fortuna Silver Mines, Inc.              299,094   1,132,913       0.0%
*   Fraser Papers, Inc.                       6,400          --       0.0%
#   Gamehost, Inc.                           12,614     129,538       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
*   GBS Gold International, Inc.              42,400 $       --       0.0%
#   Genworth MI Canada, Inc.                 118,852  3,462,617       0.0%
    George Weston, Ltd.                       81,655  6,744,913       0.1%
#   Gibson Energy, Inc.                      222,122  5,121,785       0.1%
    Gildan Activewear, Inc.                  164,200  5,204,317       0.1%
#   Glacier Media, Inc.                       22,700     26,247       0.0%
    GLENTEL, Inc.                              9,100    189,693       0.0%
    Gluskin Sheff + Associates, Inc.          71,805  1,691,420       0.0%
#   GMP Capital, Inc.                        111,600    473,595       0.0%
    Goldcorp, Inc.(380956409)                226,536  4,265,673       0.0%
    Goldcorp, Inc.(2676302)                  169,396  3,188,548       0.0%
#*  Golden Star Resources, Ltd.              423,301     91,221       0.0%
*   Gran Tierra Energy, Inc.(38500T101)       55,835    207,706       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)        624,423  2,334,146       0.0%
*   Great Canadian Gaming Corp.               91,063  1,785,031       0.0%
#*  Great Panther Silver, Ltd.                98,337     52,164       0.0%
    Great-West Lifeco, Inc.                  114,900  3,524,616       0.0%
*   Heroux-Devtek, Inc.                       37,512    315,580       0.0%
    High Liner Foods, Inc.                    27,704    545,125       0.0%
#   HNZ Group, Inc.                            6,940    112,110       0.0%
#   Home Capital Group, Inc.                  54,200  2,139,249       0.0%
#   Horizon North Logistics, Inc.            202,756    562,978       0.0%
    HudBay Minerals, Inc.(B05BQ98)            37,794    373,027       0.0%
    HudBay Minerals, Inc.(B05BDX1)           563,748  5,574,400       0.1%
#   Hudson's Bay Co.                          96,011  2,098,475       0.0%
#   Husky Energy, Inc.                       400,508  8,956,242       0.1%
*   IAMGOLD Corp.(450913108)                 208,317    466,630       0.0%
*   IAMGOLD Corp.(2446646)                   923,907  2,067,591       0.0%
#   IGM Financial, Inc.                       70,808  2,677,969       0.0%
#*  IMAX Corp.(45245E109)                     53,255  1,989,607       0.0%
*   IMAX Corp.(2014258)                       44,420  1,659,531       0.0%
#*  Imperial Metals Corp.                     86,219    935,439       0.0%
    Imperial Oil, Ltd.(453038408)            212,137  9,361,606       0.1%
    Imperial Oil, Ltd.(2454241)               38,803  1,710,355       0.0%
*   Indigo Books & Music, Inc.                 5,523     53,559       0.0%
#   Industrial Alliance Insurance &
      Financial Services, Inc.               232,091  8,446,843       0.1%
#   Innergex Renewable Energy, Inc.          221,183  2,056,919       0.0%
    Intact Financial Corp.                    91,712  7,064,066       0.1%
#   Inter Pipeline, Ltd.                      74,148  1,942,045       0.0%
*   Interfor Corp.                           174,345  2,495,597       0.0%
    Intertape Polymer Group, Inc.            105,984  1,443,280       0.0%
#*  Ithaca Energy, Inc.                      624,063    548,286       0.0%
*   Ivanhoe Energy, Inc.                       8,552      1,720       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A  91,400  1,778,758       0.0%
    Just Energy Group, Inc.(B693818)           6,432     34,476       0.0%
#   Just Energy Group, Inc.(B63MCN1)         217,345  1,167,340       0.0%
#   K-Bro Linen, Inc.                          8,707    373,755       0.0%
*   Katanga Mining, Ltd.                     525,231    115,364       0.0%
*   Kelt Exploration, Ltd.                    71,188    549,325       0.0%
    Keyera Corp.                             136,004  4,787,476       0.1%
#   Killam Properties, Inc.                  130,304  1,168,578       0.0%
*   Kingsway Financial Services, Inc.         15,975     92,023       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
CANADA -- (Continued)
*   Kinross Gold Corp.(496902404)            52,598 $   127,813       0.0%
*   Kinross Gold Corp.(B03Z841)           2,210,552   5,368,353       0.1%
*   Kirkland Lake Gold, Inc.                148,467     724,800       0.0%
*   Knight Therapeutics, Inc.                11,933      73,190       0.0%
#*  Lake Shore Gold Corp.                 1,448,446   1,428,637       0.0%
    Laurentian Bank of Canada               112,546   4,504,638       0.0%
#*  Legacy Oil + Gas, Inc.                  355,714     852,063       0.0%
#   Leisureworld Senior Care Corp.           70,173     896,865       0.0%
    Leon's Furniture, Ltd.                   40,692     520,075       0.0%
*   Leucrotta Exploration, Inc.             216,823     204,872       0.0%
#   Lightstream Resources, Ltd.             551,737     617,360       0.0%
    Linamar Corp.                           107,472   6,383,293       0.1%
#   Liquor Stores N.A., Ltd.                 95,201   1,128,367       0.0%
    Loblaw Cos., Ltd.                        98,438   5,003,879       0.1%
#   Long Run Exploration, Ltd.              473,627     369,009       0.0%
#   Lucara Diamond Corp.                    635,909   1,069,950       0.0%
*   Lundin Mining Corp.                   1,193,899   5,937,334       0.1%
    MacDonald Dettwiler & Associates,
      Ltd.                                   37,317   2,962,472       0.0%
    Magellan Aerospace Corp.                 27,131     303,579       0.0%
    Magna International, Inc.               312,450  15,745,512       0.1%
#*  Mainstreet Equity Corp.                   6,182     190,558       0.0%
#   Major Drilling Group International,
      Inc.                                  212,168   1,137,776       0.0%
    Mandalay Resources Corp.                698,754     521,242       0.0%
#   Manitoba Telecom Services, Inc.          90,864   1,955,854       0.0%
    Manulife Financial Corp.(56501R106)     704,184  12,823,191       0.1%
#   Manulife Financial Corp.(2492519)       566,559  10,312,172       0.1%
    Maple Leaf Foods, Inc.                  258,143   4,953,179       0.1%
    Martinrea International, Inc.           328,552   3,281,435       0.0%
*   Maxim Power Corp.                        24,537      55,216       0.0%
#   McCoy Global, Inc.                        1,600       5,477       0.0%
    Mediagrif Interactive Technologies,
      Inc.                                    1,100      15,135       0.0%
#   Medical Facilities Corp.                 56,934     772,018       0.0%
*   MEG Energy Corp.                        122,182   2,356,548       0.0%
    Melcor Developments, Ltd.                 1,962      28,312       0.0%
*   Mercator Minerals, Ltd.                 131,933          --       0.0%
    Methanex Corp.(59151K108)                68,693   4,136,006       0.0%
    Methanex Corp.(2654416)                 124,000   7,462,611       0.1%
#   Metro, Inc.                             431,361  12,470,677       0.1%
*   Migao Corp.                              61,406      41,735       0.0%
*   Mitel Networks Corp.                     87,095     811,391       0.0%
#*  Mood Media Corp.                         78,868      50,988       0.0%
    Morneau Shepell, Inc.                   108,033   1,594,752       0.0%
#   MTY Food Group, Inc.                     14,039     387,367       0.0%
#   Mullen Group, Ltd.                      295,545   5,124,576       0.1%
*   NAPEC, Inc.                               9,700       7,638       0.0%
    National Bank of Canada                 414,765  16,759,050       0.1%
#   Nevsun Resources, Ltd.                  583,461   2,301,927       0.0%
#   New Flyer Industries, Inc.               98,085   1,164,175       0.0%
*   New Gold, Inc.                          925,515   3,106,785       0.0%
    Newalta Corp.                           152,768   2,080,380       0.0%
#*  Niko Resources, Ltd.                     91,915      29,331       0.0%
#   Norbord, Inc.                            90,048   1,816,632       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
CANADA -- (Continued)
    North American Energy Partners,
      Inc.(656844107)                       6,310 $   17,794       0.0%
    North American Energy Partners,
      Inc.(B1HTYS2)                        17,176     49,257       0.0%
#*  North American Palladium, Ltd.        239,959     13,922       0.0%
    North West Co., Inc. (The)             93,492  1,918,659       0.0%
#   Northland Power, Inc.                 181,633  2,596,908       0.0%
#*  Novagold Resources, Inc.              141,271    540,963       0.0%
*   NuVista Energy, Ltd.                  403,250  2,988,027       0.0%
#   OceanaGold Corp.                      823,602  1,570,066       0.0%
    Onex Corp.                             74,987  4,515,380       0.1%
    Open Text Corp.                        95,500  4,825,263       0.1%
#   Osisko Gold Royalties, Ltd.            83,651  1,121,123       0.0%
*   Ovivo, Inc. Class A                    12,023     16,742       0.0%
#   Pacific Rubiales Energy Corp.         794,797  2,687,751       0.0%
*   Painted Pony Petroleum, Ltd.          214,375  1,327,295       0.0%
#   Pan American Silver Corp.(697900108)  283,195  2,696,016       0.0%
    Pan American Silver Corp.(2669272)    267,703  2,562,763       0.0%
*   Paramount Resources, Ltd. Class A      36,466  1,078,711       0.0%
*   Parex Resources, Inc.                 364,714  2,926,176       0.0%
#   Parkland Fuel Corp.                   145,311  3,172,393       0.0%
    Pason Systems, Inc.                   129,833  2,337,317       0.0%
    Pembina Pipeline Corp.(B4PPQG5)        17,562    611,333       0.0%
#   Pembina Pipeline Corp.(B4PT2P8)        80,199  2,791,180       0.0%
#   Pengrowth Energy Corp.                966,543  3,244,508       0.0%
    Penn West Petroleum, Ltd.(707887105)  156,120    385,616       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)    626,348  1,557,434       0.0%
*   Performance Sports Group, Ltd.         32,794    665,665       0.0%
#*  Perpetual Energy, Inc.                168,529    150,859       0.0%
#   Peyto Exploration & Development Corp. 133,990  3,894,754       0.0%
#   PHX Energy Services Corp.              88,342    510,355       0.0%
#*  Pilot Gold, Inc.                       10,300      6,659       0.0%
    Pizza Pizza Royalty Corp.               1,200     14,173       0.0%
#*  Points International, Ltd.              6,420     72,208       0.0%
*   Polaris Minerals Corp.                  7,200     15,218       0.0%
*   Poseidon Concepts Corp.                64,303         64       0.0%
#   Potash Corp. of Saskatchewan,
      Inc.(73755L107)                      80,611  2,631,143       0.0%
    Potash Corp. of Saskatchewan,
      Inc.(2696980)                        75,200  2,455,765       0.0%
    Precision Drilling Corp.(74022D308)   276,927  2,013,259       0.0%
    Precision Drilling Corp.(B5YPLH9)     408,054  2,969,510       0.0%
#   Premium Brands Holdings Corp.          42,189  1,108,139       0.0%
*   Primero Mining Corp.(74164W106)        81,988    301,716       0.0%
#*  Primero Mining Corp.(B4Z8FV2)         118,555    437,272       0.0%
    Progressive Waste Solutions,
      Ltd.(74339G101)                      81,023  2,342,375       0.0%
    Progressive Waste Solutions,
      Ltd.(B3DJGB7)                       156,466  4,522,146       0.1%
#   Pulse Seismic, Inc.                   111,340    253,780       0.0%
*   QLT, Inc.                              59,679    217,644       0.0%
    Quebecor, Inc. Class B                116,700  3,209,371       0.0%
*   Questerre Energy Corp. Class A         81,025     21,490       0.0%
    Reitmans Canada, Ltd.                   1,346      6,995       0.0%
    Reitmans Canada, Ltd. Class A         106,037    614,338       0.0%
    Richelieu Hardware, Ltd.               24,135  1,260,261       0.0%
*   Richmont Mines, Inc.                  110,501    355,362       0.0%
    Ritchie Bros Auctioneers,
      Inc.(767744105)                      28,729    726,556       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
CANADA -- (Continued)
#   Ritchie Bros Auctioneers,
      Inc.(2345390)                        60,500 $ 1,530,928       0.0%
*   RMP Energy, Inc.                      362,625     973,813       0.0%
#*  Rock Energy, Inc.                     107,642     303,343       0.0%
#   Rocky Mountain Dealerships, Inc.       34,942     258,915       0.0%
    Rogers Communications, Inc. Class
      B(775109200)                         31,232   1,115,295       0.0%
#   Rogers Communications, Inc. Class
      B(2169051)                           36,700   1,311,040       0.0%
#   Rogers Sugar, Inc.                    234,850     885,676       0.0%
    RONA, Inc.                            391,834   5,157,334       0.1%
    Royal Bank of Canada(780087102)       166,310  11,056,289       0.1%
    Royal Bank of Canada(2754383)         305,565  20,289,111       0.2%
#   Russel Metals, Inc.                   149,012   3,408,812       0.0%
#*  Sandstorm Gold, Ltd.                  251,193     893,177       0.0%
*   Sandvine Corp.                        334,887   1,168,565       0.0%
    Saputo, Inc.                          140,784   4,171,594       0.0%
#   Savanna Energy Services Corp.         285,414     473,127       0.0%
*   Scorpio Mining Corp.                  182,679      28,768       0.0%
*   Sears Canada, Inc.                     15,055     114,550       0.0%
    Secure Energy Services, Inc.          207,818   2,938,562       0.0%
*   SEMAFO, Inc.                          702,740   2,160,933       0.0%
#*  Serinus Energy, Inc.                      346         350       0.0%
    Shaw Communications, Inc. Class
      B(82028K200)                        258,861   5,914,974       0.1%
#   Shaw Communications, Inc. Class
      B(2801836)                           75,902   1,735,083       0.0%
    ShawCor, Ltd.                         114,880   3,889,638       0.0%
    Sherritt International Corp.          574,998   1,191,459       0.0%
#*  Sierra Wireless, Inc.(826516106)       23,228     816,232       0.0%
#*  Sierra Wireless, Inc.(2418968)         50,226   1,764,675       0.0%
#*  Silver Standard Resources,
      Inc.(82823L106)                      14,136      76,971       0.0%
#*  Silver Standard Resources,
      Inc.(2218458)                       207,698   1,129,299       0.0%
    Silver Wheaton Corp.(828336107)        29,909     590,404       0.0%
    Silver Wheaton Corp.(B058ZX6)          70,780   1,396,240       0.0%
    SNC-Lavalin Group, Inc.               127,382   4,592,720       0.1%
#*  Solium Capital, Inc.                   16,806      96,810       0.0%
#*  Southern Pacific Resource Corp.       665,787       2,759       0.0%
*   Sprott Resource Corp.                  29,662      25,077       0.0%
#   Sprott, Inc.                          315,756     693,538       0.0%
#   Spyglass Resources Corp.              214,891      61,448       0.0%
*   St Andrew Goldfields, Ltd.             98,808      23,750       0.0%
    Stantec, Inc.(85472N109)               19,584     528,572       0.0%
    Stantec, Inc.(2854238)                112,930   3,050,467       0.0%
    Stella-Jones, Inc.                     41,782   1,506,091       0.0%
    Strad Energy Services, Ltd.             1,000       2,495       0.0%
    Stuart Olson, Inc.                     21,376     104,710       0.0%
#   Student Transportation, Inc.          132,144     746,972       0.0%
    Sun Life Financial, Inc.(866796105)     8,848     283,401       0.0%
#   Sun Life Financial, Inc.(2566124)     283,726   9,079,702       0.1%
    Suncor Energy, Inc.(867224107)        948,181  30,910,701       0.2%
    Suncor Energy, Inc.(B3NB1P2)          710,329  23,132,056       0.2%
*   SunOpta, Inc.(8676EP108)               46,738     483,271       0.0%
*   SunOpta, Inc.(2817510)                 71,109     734,960       0.0%
#   Superior Plus Corp.                   365,989   4,207,433       0.0%
#   Surge Energy, Inc.                    486,772   1,771,180       0.0%
#*  TAG Oil, Ltd.                          65,570      75,543       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
CANADA -- (Continued)
    Talisman Energy, Inc.(87425E103)        613,475 $ 4,889,396       0.1%
    Talisman Energy, Inc.(2068299)        1,304,903  10,415,430       0.1%
*   Taseko Mines, Ltd.                      404,489     338,611       0.0%
    Teck Resources, Ltd. Class A              1,294      21,021       0.0%
    Teck Resources, Ltd. Class
      B(878742204)                          298,759   4,535,162       0.1%
    Teck Resources, Ltd. Class B(2879327)   210,473   3,190,676       0.0%
    TELUS Corp.                              87,440   3,024,344       0.0%
*   Tembec, Inc.                            128,010     294,959       0.0%
*   Teranga Gold Corp.(B5TDK82)             140,395      79,128       0.0%
#*  Teranga Gold Corp.(B4L8QT1)              41,624      25,022       0.0%
*   Tethys Petroleum, Ltd.                   35,628       2,510       0.0%
#*  Theratechnologies, Inc.                  35,700      33,140       0.0%
#*  Thompson Creek Metals Co., Inc.         523,290     672,275       0.0%
#   Thomson Reuters Corp.                   155,678   6,396,153       0.1%
*   Timminco, Ltd.                           17,306          19       0.0%
#*  Timmins Gold Corp.                      383,822     235,415       0.0%
#   TMX Group, Ltd.                          32,652   1,455,199       0.0%
    TORC Oil & Gas, Ltd.                    273,692   2,381,903       0.0%
    Toromont Industries, Ltd.               137,695   3,584,749       0.0%
    Toronto-Dominion Bank
      (The)(891160509)                      141,252   6,520,192       0.1%
#   Toronto-Dominion Bank (The)(2897222)    683,444  31,552,284       0.2%
#   Torstar Corp. Class B                   109,300     652,267       0.0%
    Total Energy Services, Inc.              64,491     823,176       0.0%
*   Tourmaline Oil Corp.                    179,022   6,178,596       0.1%
    TransAlta Corp.(89346D107)              342,757   3,400,149       0.0%
#   TransAlta Corp.(2901628)                364,355   3,623,920       0.0%
#   TransAlta Renewables, Inc.               26,384     272,697       0.0%
    TransCanada Corp.                       225,970  10,488,454       0.1%
    Transcontinental, Inc. Class A          209,118   3,220,400       0.0%
    TransForce, Inc.                        253,806   5,732,460       0.1%
    TransGlobe Energy Corp.(893662106)       30,106     136,982       0.0%
    TransGlobe Energy Corp.(2470548)        134,204     611,788       0.0%
#   Trican Well Service, Ltd.               275,492   1,164,533       0.0%
#   Trilogy Energy Corp.                     67,393     514,455       0.0%
    Trinidad Drilling, Ltd.                 381,486   1,603,095       0.0%
*   TSO3, Inc.                                5,400       7,116       0.0%
*   Turquoise Hill Resources,
      Ltd.(900435108)                       263,904   1,097,841       0.0%
*   Turquoise Hill Resources,
      Ltd.(B7WJ1F5)                         494,336   2,073,220       0.0%
*   TVA Group, Inc. Class B                   4,447      18,356       0.0%
#   Twin Butte Energy, Ltd.                 791,037     550,743       0.0%
    Uni-Select, Inc.                         28,544     993,658       0.0%
*   Valeant Pharmaceuticals
      International, Inc.(91911K102)         30,772   6,675,370       0.1%
*   Valeant Pharmaceuticals
      International, Inc.(B3XSX46)           41,711   9,045,047       0.1%
#   Valener, Inc.                            79,533   1,116,692       0.0%
#   Veresen, Inc.                           210,797   3,169,381       0.0%
    Vermilion Energy, Inc.(923725105)        49,866   2,400,549       0.0%
#   Vermilion Energy, Inc.(B607XS1)          24,861   1,196,790       0.0%
    Vicwest, Inc.                             8,008      82,967       0.0%
#   Wajax Corp.                              61,103   1,292,963       0.0%
*   Wesdome Gold Mines, Ltd.                 85,051      81,068       0.0%
    West Fraser Timber Co., Ltd.            102,729   5,285,882       0.1%
    Western Energy Services Corp.            47,822     279,441       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
CANADA -- (Continued)
    Western Forest Products, Inc.      1,322,093 $    2,005,330       0.0%
#   WesternOne, Inc.                      54,988         51,501       0.0%
    Westjet Airlines, Ltd.                26,467        598,222       0.0%
#   Westshore Terminals Investment
      Corp.                              109,366      2,892,556       0.0%
    Whistler Blackcomb Holdings, Inc.     53,665        811,313       0.0%
#   Whitecap Resources, Inc.             691,688      8,570,857       0.1%
    Wi-Lan, Inc.                         374,659        916,075       0.0%
    Winpak, Ltd.                          38,587      1,254,038       0.0%
#   WSP Global, Inc.                     124,582      4,440,138       0.0%
    Yamana Gold, Inc.(98462Y100)         135,431        517,346       0.0%
    Yamana Gold, Inc.(2219279)           728,991      2,785,452       0.0%
*   Yellow Pages, Ltd.                     4,700         61,355       0.0%
#   Zargon Oil & Gas, Ltd.                76,173        220,974       0.0%
    ZCL Composites, Inc.                  10,000         63,738       0.0%
                                                 --------------       ---
TOTAL CANADA                                      1,221,052,300       8.6%
                                                 --------------       ---
CHINA -- (0.0%)
*   China Dynamics Holdings, Ltd.      6,710,000        612,869       0.0%
#   China Electronics Corp. Holdings
      Co., Ltd.                        2,128,000      1,101,076       0.0%
    China Financial Services
      Holdings, Ltd.                     304,000         31,703       0.0%
*   Hanfeng Evergreen, Inc.               42,625          4,572       0.0%
*   Technovator International, Ltd.      738,000        717,045       0.0%
    Zhuhai Holdings Investment Group,
      Ltd.                               294,000         64,366       0.0%
                                                 --------------       ---
TOTAL CHINA                                           2,531,631       0.0%
                                                 --------------       ---
DENMARK -- (1.4%)
    ALK-Abello A.S.                       13,884      1,643,935       0.0%
    Alm Brand A.S.                       298,111      1,954,834       0.0%
#   Ambu A.S. Class B                     47,314      1,241,108       0.0%
    AP Moeller - Maersk A.S. Class A       1,656      3,192,595       0.0%
    AP Moeller - Maersk A.S. Class B       4,390      8,712,325       0.1%
*   Auriga Industries A.S. Class B        36,877      1,774,189       0.0%
#*  Bang & Olufsen A.S.                  135,053      1,214,425       0.0%
*   Bavarian Nordic A.S.                  60,891      2,853,392       0.0%
    Brodrene Hartmann A.S.                 2,300         82,579       0.0%
    Carlsberg A.S. Class B                90,906      8,287,767       0.1%
    Chr Hansen Holding A.S.              207,223     10,032,076       0.1%
    Coloplast A.S. Class B                39,512      3,225,131       0.0%
#*  D/S Norden A.S.                       56,518      1,133,947       0.0%
    Danske Bank A.S.                     284,088      8,056,927       0.1%
    Dfds A.S.                             12,222      1,367,656       0.0%
    Djurslands Bank A.S.                   1,040         39,124       0.0%
    DSV A.S.                             455,079     15,786,536       0.1%
#   FLSmidth & Co. A.S.                  119,587      5,108,867       0.0%
    Fluegger A.S. Class B                    350         20,523       0.0%
*   Genmab A.S.                           50,360      3,877,779       0.0%
    GN Store Nord A.S.                   388,677      8,391,343       0.1%
    Gronlandsbanken A.S.                      33          3,087       0.0%
*   H Lundbeck A.S.                      111,302      2,164,935       0.0%
*   H+H International A.S. Class B         7,490         60,123       0.0%
    Harboes Bryggeri A.S. Class B          2,462         38,988       0.0%
    IC Group A.S.                         18,252        488,902       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
DENMARK -- (Continued)
*   Jeudan A.S.                              1,880 $    185,012       0.0%
*   Jyske Bank A.S.                        147,830    7,239,066       0.1%
    NKT Holding A.S.                        56,611    3,592,535       0.0%
#   Nordjyske Bank A.S.                      4,075       66,734       0.0%
    Novo Nordisk A.S. Class B              381,738   21,431,028       0.2%
#   Novo Nordisk A.S. Sponsored ADR        200,371   11,274,876       0.1%
    Novozymes A.S. Class B                 158,816    7,327,216       0.1%
    Pandora A.S.                           158,764   16,410,083       0.1%
*   Parken Sport & Entertainment A.S.        5,510       47,994       0.0%
    PER Aarsleff A.S. Class B                4,495    1,261,562       0.0%
    Ringkjoebing Landbobank A.S.             4,587    1,025,752       0.0%
    Rockwool International A.S. Class A         55        7,270       0.0%
    Rockwool International A.S. Class B     13,992    1,853,841       0.0%
    Royal Unibrew A.S.                      21,718    4,157,644       0.0%
    RTX A.S.                                 3,751       46,180       0.0%
*   Santa Fe Group A.S.                     32,050      332,198       0.0%
    Schouw & Co.                            37,028    1,897,768       0.0%
    SimCorp A.S.                            63,839    2,205,046       0.0%
    Solar A.S. Class B                       8,307      408,193       0.0%
    Spar Nord Bank A.S.                     98,077    1,059,783       0.0%
    Sydbank A.S.                           165,695    6,219,874       0.1%
    TDC A.S.                             1,770,329   13,478,234       0.1%
    Tivoli A.S.                                 90       50,092       0.0%
#*  TK Development A.S.                    257,499      356,231       0.0%
*   Topdanmark A.S.                        226,234    6,785,300       0.1%
*   Topsil Semiconductor Matls             345,651       23,351       0.0%
    Tryg A.S.                               27,811    3,020,120       0.0%
#   United International Enterprises         2,806      494,121       0.0%
    Vestas Wind Systems A.S.               316,614   14,360,802       0.1%
#*  Vestjysk Bank A.S.                      23,224       35,214       0.0%
*   William Demant Holding A.S.             42,367    3,483,920       0.0%
#*  Zealand Pharma A.S.                     25,450      350,721       0.0%
                                                   ------------       ---
TOTAL DENMARK                                       221,240,854       1.6%
                                                   ------------       ---
FINLAND -- (1.4%)
    Afarak Group Oyj                       107,436       48,027       0.0%
    Ahlstrom Oyj                            23,261      201,029       0.0%
    Alandsbanken Abp Class B                 1,250       22,484       0.0%
    Alma Media Oyj                          25,653       84,487       0.0%
    Amer Sports Oyj                        357,248    8,940,487       0.1%
    Apetit Oyj                               1,800       27,529       0.0%
    Aspo Oyj                                 8,353       63,666       0.0%
#   Atria Oyj                               20,310      209,456       0.0%
    BasWare Oyj                              5,735      262,527       0.0%
*   Biotie Therapies Oyj                   226,186       40,154       0.0%
    Cargotec Oyj                            96,882    3,905,860       0.0%
    Caverion Corp.                         150,517    1,482,248       0.0%
    Citycon Oyj                            539,709    1,745,090       0.0%
    Comptel Oyj                             51,194       63,720       0.0%
    Cramo Oyj                               25,439      472,704       0.0%
    Digia Oyj                               10,944       48,817       0.0%
#   Elektrobit Oyj                         421,160    1,862,844       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
FINLAND -- (Continued)
    Elisa Oyj                               253,091 $ 7,753,513       0.1%
    F-Secure Oyj                            107,887     342,852       0.0%
*   Finnair Oyj                             144,869     480,331       0.0%
*   Finnlines Oyj                            17,325     309,734       0.0%
#   Fiskars Oyj Abp                          36,370     736,987       0.0%
    Fortum Oyj                              905,240  17,876,141       0.1%
#   HKScan Oyj Class A                       38,324     211,411       0.0%
#   Huhtamaki Oyj                           257,994   8,247,484       0.1%
    Ilkka-Yhtyma Oyj                         29,672      79,782       0.0%
    Kemira Oyj                              221,935   2,598,306       0.0%
#   Kesko Oyj Class A                         2,893     110,239       0.0%
    Kesko Oyj Class B                       173,026   7,069,633       0.1%
#   Kone Oyj Class B                        181,965   7,828,427       0.1%
    Konecranes Oyj                          103,190   3,345,625       0.0%
    Lassila & Tikanoja Oyj                   75,547   1,478,489       0.0%
*   Lemminkainen Oyj                         23,812     291,752       0.0%
    Metsa Board Oyj                         480,597   2,839,617       0.0%
    Metso Oyj                               213,245   6,061,783       0.1%
    Metso Oyj Sponsored ADR                  40,984     295,085       0.0%
    Munksjo Oyj                              11,852     138,167       0.0%
    Neste Oil Oyj                           397,720  10,817,202       0.1%
#   Nokia Oyj                             3,300,556  22,270,273       0.2%
    Nokia Oyj Sponsored ADR                  53,303     350,734       0.0%
#   Nokian Renkaat Oyj                      305,167   9,916,714       0.1%
    Okmetic Oyj                              21,251     173,390       0.0%
    Olvi Oyj Class A                         11,955     339,905       0.0%
*   Oriola-KD Oyj Class A                     1,000       4,517       0.0%
*   Oriola-KD Oyj Class B                   264,984   1,195,712       0.0%
    Orion Oyj Class A                        22,868     738,081       0.0%
    Orion Oyj Class B                       136,568   4,465,643       0.0%
#*  Outokumpu Oyj                           513,036   3,095,477       0.0%
#   Outotec Oyj                             542,685   3,791,704       0.0%
    PKC Group Oyj                            42,382     924,009       0.0%
    Ponsse Oy                                48,669     817,687       0.0%
*   Poyry Oyj                                26,849      95,830       0.0%
    Raisio Oyj Class V                      264,974   1,180,822       0.0%
    Ramirent Oyj                            174,203   1,338,793       0.0%
    Rapala VMC Oyj                           14,912      84,490       0.0%
    Revenio Group Oyj                           628      14,185       0.0%
#   Saga Furs Oyj                             3,026      89,604       0.0%
    Sampo Oyj Class A                       278,059  13,473,138       0.1%
#   Sanoma Oyj                              198,379   1,044,933       0.0%
*   Stockmann Oyj Abp(5462371)                8,998      70,713       0.0%
#*  Stockmann Oyj Abp(5462393)               44,848     357,112       0.0%
#   Stora Enso Oyj Class R                1,579,273  16,619,117       0.1%
    Stora Enso Oyj Sponsored ADR            102,498   1,074,179       0.0%
*   Talvivaara Mining Co. P.L.C.            676,382      17,240       0.0%
    Technopolis Oyj                         208,777     958,069       0.0%
#   Teleste Oyj                               6,970      55,181       0.0%
    Tieto Oyj                               173,156   4,152,342       0.0%
    Tikkurila Oyj                            61,644   1,269,632       0.0%
    UPM-Kymmene Oyj                       1,177,664  21,309,305       0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
FINLAND -- (Continued)
#   UPM-Kymmene Oyj Sponsored ADR           76,179 $  1,366,651       0.0%
    Uponor Oyj                              94,718    1,458,635       0.0%
#   Vaisala Oyj Class A                      6,201      166,357       0.0%
    Valmet OYJ                             159,267    1,845,804       0.0%
    Wartsila Oyj Abp                       142,996    6,560,656       0.1%
#   YIT Oyj                                159,761    1,127,643       0.0%
                                                   ------------       ---
TOTAL FINLAND                                       222,207,966       1.6%
                                                   ------------       ---
FRANCE -- (6.9%)
#   Accor SA                               105,155    5,766,154       0.1%
    Actia Group                             21,058      154,088       0.0%
    Aeroports de Paris                      19,128    2,357,938       0.0%
#*  Air France-KLM                         291,137    2,509,855       0.0%
    Air Liquide SA                          68,830    9,001,583       0.1%
    Akka Technologies SA                    10,260      321,209       0.0%
    Albioma SA                              58,690    1,225,188       0.0%
*   Alcatel-Lucent                       2,157,449    7,490,680       0.1%
*   Alcatel-Lucent Sponsored ADR         1,266,007    4,304,424       0.0%
*   Alstom SA                              121,978    3,831,855       0.0%
    Altamir                                 24,933      317,452       0.0%
    Alten SA                                52,820    2,578,285       0.0%
    Altran Technologies SA                 282,272    3,073,407       0.0%
    April SA                                24,454      349,127       0.0%
#*  Archos                                  27,729       67,965       0.0%
    Arkema SA                              126,917   10,213,418       0.1%
    Assystem                                22,436      488,951       0.0%
    Atos SE                                177,964   13,909,877       0.1%
    Aubay                                    8,512      123,410       0.0%
    Audika Groupe                            1,627       32,285       0.0%
    Aurea SA                                   515        3,375       0.0%
#   AXA SA                                 822,247   20,791,203       0.2%
    AXA SA Sponsored ADR                   406,668   10,239,900       0.1%
    Axway Software SA                        7,148      161,531       0.0%
#   Beneteau SA                             50,383      790,008       0.0%
    BioMerieux                              24,976    2,694,448       0.0%
    BNP Paribas SA                         476,457   30,088,861       0.2%
    Boiron SA                               14,943    1,664,246       0.0%
*   Bollore SA(BQR9N80)                      2,900       16,119       0.0%
    Bollore SA(4572709)                  1,551,160    8,864,946       0.1%
    Bonduelle S.C.A.                        28,703      797,051       0.0%
    Bongrain SA                              8,393      550,952       0.0%
#   Bouygues SA                            319,976   13,210,107       0.1%
    Bureau Veritas SA                      226,339    5,329,735       0.1%
    Burelle SA                                 100       71,110       0.0%
    Cap Gemini SA                          195,812   17,445,974       0.1%
    Carrefour SA                           537,347   18,527,128       0.1%
    Casino Guichard Perrachon SA           123,828   10,949,800       0.1%
*   Cegedim SA                               4,065      150,394       0.0%
    Cegid Group                             13,414      587,808       0.0%
*   CGG SA                                  78,752      557,810       0.0%
#*  CGG SA Sponsored ADR                   120,793      860,046       0.0%
*   Chargeurs SA                            49,798      397,045       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
FRANCE -- (Continued)
    Christian Dior SE                        21,241 $ 4,152,635       0.0%
    Cie de Saint-Gobain                     681,688  30,980,732       0.2%
    Cie des Alpes                               237       4,531       0.0%
    Cie Generale des Etablissements
      Michelin                              314,885  35,114,655       0.3%
#   CNP Assurances                          190,590   3,425,562       0.0%
    Credit Agricole SA                      722,045  11,233,826       0.1%
#   Danone SA                               121,488   8,791,127       0.1%
    Danone SA Sponsored ADR                  34,693     503,395       0.0%
    Dassault Systemes                        20,542   1,582,891       0.0%
    Dassault Systemes ADR                    10,986     848,998       0.0%
*   Derichebourg SA                         284,299     887,464       0.0%
    Devoteam SA                               2,950      78,845       0.0%
    Edenred                                 232,686   6,238,161       0.1%
    Eiffage SA                              131,892   8,043,083       0.1%
    Electricite de France SA                341,286   8,683,976       0.1%
    Electricite de Strasbourg SA                606      77,273       0.0%
#*  Eramet                                   13,827   1,137,419       0.0%
    Essilor International SA                112,866  13,750,470       0.1%
*   Esso SA Francaise                         3,968     212,100       0.0%
*   Etablissements Maurel et Prom           288,836   2,703,272       0.0%
    Euler Hermes Group                       26,593   2,907,184       0.0%
    Eurofins Scientific SE                   13,800   3,887,249       0.0%
    European Aeronautic Defence and
      Space Co. NV                          140,945   9,767,784       0.1%
    Eutelsat Communications SA              205,699   7,171,578       0.1%
    Exel Industries Class A                   1,907      92,466       0.0%
    Faiveley Transport SA                     9,826     620,253       0.0%
    Faurecia                                212,400  10,068,352       0.1%
    Fimalac                                   8,994     887,598       0.0%
    Fleury Michon SA                          2,837     169,528       0.0%
*   GameLoft SE                              56,327     297,847       0.0%
    Gaumont SA                                  768      39,227       0.0%
#   GDF Suez                              2,062,344  41,961,250       0.3%
    GEA                                          98       8,352       0.0%
*   GECI International                       20,581          --       0.0%
    GL Events                                22,567     491,224       0.0%
    Groupe Crit                              13,789     741,028       0.0%
    Groupe Eurotunnel SE                    833,722  13,366,691       0.1%
    Groupe Flo                               10,366      30,839       0.0%
*   Groupe Fnac                               8,888     534,677       0.0%
    Groupe Gorge                              6,147     165,263       0.0%
*   Groupe Open                               2,036      26,324       0.0%
    Guerbet                                  18,812     798,828       0.0%
    Haulotte Group SA                        27,944     542,744       0.0%
#   Hermes International                      6,043   2,278,990       0.0%
*   Hi-Media SA                              83,236     209,354       0.0%
    Iliad SA                                 12,948   3,052,381       0.0%
#   Imerys SA                                64,760   4,929,061       0.0%
#   Ingenico                                 56,287   7,062,475       0.1%
    Interparfums SA                          14,580     501,793       0.0%
    Ipsen SA                                 55,349   3,178,582       0.0%
    IPSOS                                    61,085   1,801,979       0.0%
    Jacquet Metal Service                    42,774     907,355       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
FRANCE -- (Continued)
    JCDecaux SA                              83,951 $ 3,316,404       0.0%
#   Kering                                   72,577  13,422,146       0.1%
    Korian-Medica                            76,508   2,610,475       0.0%
#   L'Oreal SA                               28,626   5,463,010       0.1%
#   Lafarge SA                              181,161  13,218,389       0.1%
    Lafarge SA Sponsored ADR                 80,259   1,456,059       0.0%
    Lagardere SCA                           296,010   9,502,179       0.1%
    Laurent-Perrier                           2,478     233,638       0.0%
#*  Le Noble Age                              3,197      67,449       0.0%
    Lectra                                   34,613     494,195       0.0%
    Legrand SA                              123,696   7,152,438       0.1%
    LISI                                     34,078   1,051,761       0.0%
#   LVMH Moet Hennessy Louis Vuitton SE      90,769  15,872,435       0.1%
    Maisons France Confort SA                 3,179     114,239       0.0%
*   Manitou BF SA                            18,376     356,455       0.0%
    Manutan International                     2,179     112,535       0.0%
    Mersen                                   25,069     685,063       0.0%
#*  METabolic EXplorer SA                    71,826     396,342       0.0%
    Metropole Television SA                 102,471   2,138,654       0.0%
    MGI Coutier                              32,212     458,708       0.0%
#   Montupet                                 25,336   1,785,681       0.0%
    Mr Bricolage                              8,989     129,042       0.0%
    Natixis SA                              848,348   7,022,168       0.1%
#   Naturex                                  14,589     974,447       0.0%
    Neopost SA                               92,278   4,443,321       0.0%
#*  Nexans SA                                90,223   3,535,478       0.0%
    Nexity SA                                82,587   3,626,924       0.0%
#   NextRadioTV                               2,408      75,126       0.0%
    Norbert Dentressangle SA                  8,682   2,111,654       0.0%
*   NRJ Group                                61,506     517,220       0.0%
*   Numericable-SFR SAS                      12,304     683,118       0.0%
#*  Onxeo SA                                 12,362      75,801       0.0%
    Orange SA(684060106)                    207,198   3,393,903       0.0%
    Orange SA(5176177)                    2,015,284  33,194,373       0.2%
#*  Orco Property Group SA                    3,090       1,247       0.0%
    Orpea                                    60,236   3,967,876       0.0%
*   Parrot SA                                23,107     609,518       0.0%
    Pernod-Ricard SA                         42,452   5,276,096       0.0%
*   Peugeot SA                              936,816  17,711,077       0.1%
*   Pierre & Vacances SA                      7,592     241,172       0.0%
    Plastic Omnium SA                       115,485   3,215,844       0.0%
    Publicis Groupe SA                       72,497   6,080,361       0.1%
#   Publicis Groupe SA ADR                   97,524   2,047,029       0.0%
    Rallye SA                                72,517   2,709,003       0.0%
#*  Recylex SA                               32,570      77,355       0.0%
#   Renault SA                              184,384  19,400,455       0.1%
    Rexel SA                                579,163  10,915,273       0.1%
    Robertet SA                                 752     169,870       0.0%
#   Rubis SCA                                64,199   4,361,932       0.0%
    Safran SA                               102,039   7,455,717       0.1%
    Saft Groupe SA                           76,707   3,059,336       0.0%
    Samse SA                                    546      65,447       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
FRANCE -- (Continued)
    Sanofi                                  196,390 $19,990,618       0.2%
    Sanofi ADR                              508,573  25,708,365       0.2%
    Sartorius Stedim Biotech                  6,350   1,618,175       0.0%
    Schneider Electric SE(B11BPS1)           19,869   1,483,656       0.0%
#   Schneider Electric SE(4834108)          248,267  18,557,556       0.1%
    SCOR SE                                 329,709  11,866,799       0.1%
    SEB SA                                   54,075   5,007,534       0.0%
    Seche Environnement SA                    3,292     113,457       0.0%
*   Sequana SA                               81,203     434,321       0.0%
    SES SA                                  170,996   5,992,762       0.1%
    Societe BIC SA                           25,884   4,421,799       0.0%
    Societe d'Edition de Canal +            118,603     829,150       0.0%
    Societe des Bains de Mer et du
      Cercle des Etrangers a Monaco           1,930      73,051       0.0%
    Societe Generale SA                     487,019  24,348,349       0.2%
    Societe Internationale de
      Plantations d'Heveas SA                 2,402      93,218       0.0%
    Societe Marseillaise du Tunnel
      Prado-Carenage SA                       7,833     296,407       0.0%
#   Societe Television Francaise 1          243,074   4,248,362       0.0%
*   Sodexo                                    8,908     903,412       0.0%
    Sodexo SA                                40,378   4,085,856       0.0%
    Sodexo SA Sponsored ADR                   3,800     383,572       0.0%
#*  SOITEC                                  526,078     499,787       0.0%
*   Solocal Group                         2,121,086   1,185,431       0.0%
#   Somfy SA                                  1,225     369,863       0.0%
    Sopra Steria Group                       28,539   2,520,617       0.0%
*   Spir Communication SA                     2,571      39,179       0.0%
    Stallergenes SA                             332      20,261       0.0%
#*  Ste Industrielle d'Aviation
      Latecoere SA                           22,117     273,175       0.0%
    Stef SA                                   6,232     384,758       0.0%
    STMicroelectronics NV(2430025)          349,913   2,785,307       0.0%
    STMicroelectronics NV(5962332)        1,103,204   8,798,687       0.1%
*   Store Electronic                             16         206       0.0%
    Suez Environnement Co.                  335,932   6,851,442       0.1%
#   Sword Group                               9,306     235,397       0.0%
    Synergie SA                               6,566     165,029       0.0%
*   Technicolor SA                          505,117   3,426,989       0.0%
*   Technicolor SA Sponsored ADR              4,360      29,648       0.0%
#   Technip SA                              108,159   7,373,476       0.1%
    Technip SA ADR                          101,667   1,740,539       0.0%
    Teleperformance                         131,145   9,844,287       0.1%
    Tessi SA                                  1,767     177,517       0.0%
    Thales SA                                77,385   4,710,873       0.0%
*   Theolia SA                              116,506      92,435       0.0%
#   Thermador Groupe                            431      37,938       0.0%
    Total Gabon                                 203      67,635       0.0%
    Total SA                              1,777,110  96,230,419       0.7%
    Total SA Sponsored ADR                  579,735  31,363,663       0.2%
    Touax SA                                    718      12,121       0.0%
#*  Transgene SA                              1,596       9,054       0.0%
    Trigano SA                               16,615     596,783       0.0%
*   UBISOFT Entertainment                   341,557   6,298,227       0.1%
    Union Financiere de France BQE SA         1,141      35,196       0.0%
    Valeo SA                                 90,242  14,467,567       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES     VALUE++     OF NET ASSETS**
                                         ------- -------------- ---------------
FRANCE -- (Continued)
    Vallourec SA                         202,769 $    4,781,458       0.0%
#*  Valneva SE                           124,452        543,484       0.0%
#   Veolia Environnement SA              347,831      7,360,104       0.1%
    Veolia Environnement SA ADR           45,884        966,317       0.0%
    Vicat                                 16,798      1,211,253       0.0%
    VIEL & Cie SA                         48,096        162,075       0.0%
    Vilmorin & Cie SA                     11,172        934,709       0.0%
    Vinci SA                             265,743     16,299,266       0.1%
    Virbac SA                              5,933      1,544,129       0.0%
    Vivendi SA                           751,223     18,832,177       0.1%
    VM Materiaux SA                          811         22,015       0.0%
    Vranken-Pommery Monopole SA            3,897        119,531       0.0%
    Zodiac Aerospace                     228,450      8,389,430       0.1%
                                                 --------------       ---
TOTAL FRANCE                                      1,089,136,730       7.7%
                                                 --------------       ---
GERMANY -- (5.7%)
    Aareal Bank AG                       144,761      6,226,416       0.1%
#   Adidas AG                            142,331     11,662,011       0.1%
#   Adler Modemaerkte AG                  37,386        495,167       0.0%
*   ADVA Optical Networking SE           113,713        615,610       0.0%
#*  Air Berlin P.L.C.                     74,923        104,237       0.0%
#*  Aixtron SE                           111,814        740,456       0.0%
    Allgeier SE                            1,954         39,401       0.0%
#   Allianz SE                           146,515     24,938,997       0.2%
    Allianz SE ADR                       833,738     14,340,294       0.1%
    Amadeus Fire AG                        9,705        786,597       0.0%
*   AS Creation Tapeten                      906         27,322       0.0%
    Aurubis AG                            97,519      6,162,132       0.1%
    Axel Springer SE                      75,064      4,187,683       0.0%
#   BASF SE                              338,816     33,660,698       0.2%
    BASF SE Sponsored ADR                 56,496      5,443,390       0.0%
    Basler AG                                276         15,904       0.0%
*   Bauer AG                              22,932        399,124       0.0%
    Bayer AG                             179,511     25,837,481       0.2%
    Bayer AG Sponsored ADR                10,427      1,515,043       0.0%
    Bayerische Motoren Werke AG          404,239     47,685,889       0.3%
    BayWa AG                              28,813      1,080,408       0.0%
    Bechtle AG                            30,695      2,248,006       0.0%
    Beiersdorf AG                         35,846      3,118,087       0.0%
    Bertrandt AG                           7,367        972,596       0.0%
    Bijou Brigitte AG                      4,722        294,768       0.0%
#   Bilfinger SE                         104,811      5,234,420       0.0%
#   Biotest AG                             4,389        348,939       0.0%
#   Borussia Dortmund GmbH & Co. KGaA    263,180      1,009,274       0.0%
    Brenntag AG                          137,959      8,277,632       0.1%
    CANCOM SE                             24,772      1,024,681       0.0%
    Carl Zeiss Meditec AG                 36,443        925,813       0.0%
    Celesio AG                            57,387      1,702,927       0.0%
    CENIT AG                              22,785        447,985       0.0%
    CENTROTEC Sustainable AG              19,354        309,048       0.0%
    Cewe Stiftung & Co. KGAA              21,496      1,398,991       0.0%
#   Comdirect Bank AG                     68,262        724,326       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
GERMANY -- (Continued)
*   Commerzbank AG                          954,016 $12,870,523       0.1%
    CompuGroup Medical AG                    33,713     963,645       0.0%
*   Constantin Medien AG                     53,339      97,321       0.0%
#   Continental AG                           66,358  15,551,305       0.1%
    CropEnergies AG                          41,670     135,957       0.0%
#   CTS Eventim AG & Co. KGaA                77,224   2,631,666       0.0%
    Daimler AG                              805,491  77,445,278       0.6%
#   Data Modul AG                             2,305      75,995       0.0%
    DEAG Deutsche Entertainment AG            1,086       7,193       0.0%
#   Delticom AG                               8,371     187,448       0.0%
    Deutsche Annington Immobilien SE         20,158     676,613       0.0%
#   Deutsche Bank AG(D18190898)             272,602   8,750,524       0.1%
    Deutsche Bank AG(5750355)               281,400   8,999,688       0.1%
    Deutsche Boerse AG                       88,315   7,318,119       0.1%
*   Deutsche Lufthansa AG                   696,572   9,606,868       0.1%
    Deutsche Post AG                        564,233  18,579,200       0.1%
    Deutsche Telekom AG                   2,515,406  46,234,799       0.3%
#   Deutsche Telekom AG Sponsored ADR       514,737   9,455,719       0.1%
    Deutsche Wohnen AG                      330,056   8,657,271       0.1%
    Deutz AG                                198,255     959,591       0.0%
*   Dialog Semiconductor P.L.C.             102,847   4,637,255       0.0%
    DIC Asset AG                              7,350      74,032       0.0%
    DMG Mori Seiki AG                       101,938   3,576,698       0.0%
    Dr Hoenle AG                              7,908     185,363       0.0%
#   Draegerwerk AG & Co. KGaA                 3,415     299,492       0.0%
    Drillisch AG                             74,974   3,447,995       0.0%
    Duerr AG                                 40,590   4,154,698       0.0%
    E.ON SE                                 740,958  11,535,236       0.1%
#   E.ON SE Sponsored ADR                   186,717   2,894,113       0.0%
    Eckert & Ziegler AG                       7,086     167,715       0.0%
    Elmos Semiconductor AG                   28,578     548,279       0.0%
    ElringKlinger AG                         95,376   2,625,644       0.0%
#*  Euromicron AG                            12,778     148,675       0.0%
#*  Evotec AG                               150,502     623,598       0.0%
    Fielmann AG                              29,109   1,977,267       0.0%
*   First Sensor AG                           8,351      96,528       0.0%
    Francotyp-Postalia Holding AG Class A     7,041      36,128       0.0%
    Fraport AG Frankfurt Airport
      Services Worldwide                     75,978   4,805,542       0.0%
    Freenet AG                              301,426   9,763,232       0.1%
    Fresenius Medical Care AG & Co. KGaA    164,167  13,796,859       0.1%
#   Fresenius Medical Care AG & Co. KGaA
      ADR                                    51,639   2,167,289       0.0%
    Fresenius SE & Co. KGaA                 597,059  35,520,783       0.3%
#   Fuchs Petrolub SE                        18,782     700,759       0.0%
    GEA Group AG                            166,498   7,996,218       0.1%
#   Gerresheimer AG                         102,938   5,825,951       0.0%
#   Gerry Weber International AG             33,916   1,108,567       0.0%
    Gesco AG                                  5,111     419,618       0.0%
    GFK SE                                   23,497     899,109       0.0%
    GFT Technologies AG                      35,183     663,005       0.0%
    Grammer AG                               49,270   1,892,268       0.0%
    Grenkeleasing AG                          8,258   1,100,544       0.0%
*   H&R AG                                   15,018     131,091       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
GERMANY -- (Continued)
    Hamburger Hafen und Logistik AG          72,495 $ 1,598,942       0.0%
#   Hannover Rueck SE                        85,634   8,704,754       0.1%
    HeidelbergCement AG                     129,724   9,957,667       0.1%
#*  Heidelberger Druckmaschinen AG          825,890   2,214,634       0.0%
    Henkel AG & Co. KGaA                     25,214   2,554,063       0.0%
    Highlight Communications AG              31,488     146,999       0.0%
#   Hochtief AG                              73,642   5,690,082       0.0%
#   Homag Group AG                            4,117     161,715       0.0%
    Hornbach Baumarkt AG                      3,252     133,550       0.0%
    Hugo Boss AG                             60,153   7,401,853       0.1%
    Indus Holding AG                         43,959   2,299,471       0.0%
    Infineon Technologies AG                521,537   6,131,573       0.1%
    Infineon Technologies AG ADR            477,224   5,612,154       0.0%
    Isra Vision AG                            8,666     566,935       0.0%
    Jenoptik AG                             112,055   1,350,979       0.0%
*   Joyou AG                                     10          46       0.0%
    K+S AG                                  369,862  12,057,287       0.1%
    KION Group AG                               552      24,489       0.0%
*   Kloeckner & Co. SE                      218,797   2,092,965       0.0%
*   Koenig & Bauer AG                         5,333     123,858       0.0%
*   Kontron AG                              150,193     847,679       0.0%
    Krones AG                                40,000   4,414,450       0.0%
    KSB AG                                      214     109,664       0.0%
#   KUKA AG                                  43,903   3,118,929       0.0%
    KWS Saat SE                               3,175     958,242       0.0%
    LANXESS AG                              217,837  11,626,964       0.1%
    Leifheit AG                               3,113     167,732       0.0%
#   Leoni AG                                100,402   6,429,809       0.1%
    Linde AG                                109,709  21,438,189       0.2%
#   LPKF Laser & Electronics AG              34,998     410,288       0.0%
#   MAN SE                                   24,163   2,621,524       0.0%
#*  Manz AG                                   6,448     621,097       0.0%
*   MasterFlex SE                               338       2,664       0.0%
*   Mediclin AG                              12,692      50,071       0.0%
#*  Medigene AG                              14,552     179,482       0.0%
    Merck KGaA                               68,755   7,412,140       0.1%
    Metro AG                                328,269  11,898,067       0.1%
    MLP AG                                   85,476     365,368       0.0%
    Mobotix AG                                2,823      37,250       0.0%
    MTU Aero Engines AG                     108,340  10,650,530       0.1%
    Muehlbauer Holding AG                     1,858      39,321       0.0%
#   Muenchener
      Rueckversicherungs-Gesellschaft AG     77,187  15,066,711       0.1%
    MVV Energie AG                            3,777      97,349       0.0%
    Nemetschek AG                             7,676     997,868       0.0%
    Nexus AG                                  2,391      47,254       0.0%
*   Nordex SE                               159,371   3,411,116       0.0%
    Norma Group SE                           49,803   2,645,418       0.0%
#   OHB SE                                   20,092     443,935       0.0%
    Osram Licht AG                          166,820   8,788,720       0.1%
*   Patrizia Immobilien AG                  101,163   1,992,738       0.0%
    Pfeiffer Vacuum Technology AG            14,714   1,371,221       0.0%
#   PNE Wind AG                             187,790     461,693       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
GERMANY -- (Continued)
    Progress-Werk Oberkirch AG                1,999 $    91,939       0.0%
*   PSI AG Gesellschaft Fuer Produkte
      und Systeme der
      Informationstechnologie                 1,221      16,209       0.0%
#   Puma SE                                   3,839     783,092       0.0%
*   PVA TePla AG                              8,269      17,667       0.0%
*   QIAGEN NV                               362,784   8,723,291       0.1%
#   QSC AG                                  182,420     366,313       0.0%
    R Stahl AG                                3,704     165,870       0.0%
#   Rational AG                               4,574   1,612,016       0.0%
    Rheinmetall AG                           85,610   4,383,045       0.0%
    Rhoen Klinikum AG                        94,932   2,628,210       0.0%
    RTL Group SA                              5,687     533,161       0.0%
#   RWE AG                                  772,488  19,195,880       0.1%
    SAF-Holland SA                          138,239   2,092,942       0.0%
    Salzgitter AG                           115,446   3,937,948       0.0%
    SAP SE                                  100,171   7,569,421       0.1%
#   SAP SE Sponsored ADR                     53,187   4,025,724       0.0%
#   Schaltbau Holding AG                      8,865     524,591       0.0%
#*  SGL Carbon SE                            65,954   1,069,278       0.0%
    SHW AG                                   16,645     740,271       0.0%
    Siemens AG Sponsored ADR                190,721  20,748,538       0.2%
#*  Singulus Technologies AG                 93,150      77,347       0.0%
    Sixt SE                                  38,505   1,843,808       0.0%
#*  SKW Stahl-Metallurgie Holding AG         10,141      69,294       0.0%
#*  SMA Solar Technology AG                  24,476     363,355       0.0%
*   SMT Scharf AG                             4,136      72,366       0.0%
    Softing AG                                3,278      51,785       0.0%
    Software AG                             111,335   3,214,105       0.0%
#*  Solarworld AG                               882      14,496       0.0%
    Stada Arzneimittel AG                   166,011   6,072,490       0.1%
    STRATEC Biomedical AG                     4,589     229,400       0.0%
    Stroeer Media SE                         48,107   1,778,625       0.0%
#   Suedzucker AG                           149,603   2,254,836       0.0%
*   Suss Microtec AG                         60,675     369,200       0.0%
    Symrise AG                               81,236   4,925,613       0.0%
#   TAG Immobilien AG                       175,903   2,252,149       0.0%
#   Takkt AG                                 67,665   1,232,773       0.0%
#*  Talanx AG                                90,382   2,875,107       0.0%
    Technotrans AG                            4,636      74,845       0.0%
    Telefonica Deutschland Holding AG     1,058,717   6,561,523       0.1%
    ThyssenKrupp AG                         235,655   6,261,217       0.1%
*   Tom Tailor Holding AG                    34,821     430,417       0.0%
    Tomorrow Focus AG                         9,110      54,255       0.0%
    United Internet AG                      143,114   6,398,485       0.1%
#   Volkswagen AG                            30,542   7,736,706       0.1%
#   Vossloh AG                               18,446   1,160,813       0.0%
    VTG AG                                   29,736     683,293       0.0%
    Wacker Chemie AG                         47,596   5,903,249       0.1%
    Wacker Neuson SE                         67,649   1,736,376       0.0%
#   Washtec AG                               50,600   1,187,161       0.0%
    Wincor Nixdorf AG                        75,091   2,842,242       0.0%
    Wirecard AG                              45,238   1,986,814       0.0%
    XING AG                                   3,814     630,207       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
GERMANY -- (Continued)
#   Zeal Network SE                         12,315 $    669,662       0.0%
                                                   ------------       ---
TOTAL GERMANY                                       905,812,946       6.4%
                                                   ------------       ---
GREECE -- (0.0%)
*   Alapis Holding Industrial and
      Commercial SA of Pharmaceutical
      Chemical
    Products                                69,510           --       0.0%
*   T Bank SA                               46,506           --       0.0%
                                                   ------------       ---
TOTAL GREECE                                                 --       0.0%
                                                   ------------       ---
HONG KONG -- (2.7%)
    Aeon Stores Hong Kong Co., Ltd.         32,000       43,480       0.0%
    AIA Group, Ltd.                      3,496,800   23,255,378       0.2%
    Allied Group, Ltd.                      72,000      380,928       0.0%
    Allied Properties HK, Ltd.           2,794,393      680,877       0.0%
*   Anxian Yuan China Holdings, Ltd.     1,560,000       35,123       0.0%
#*  Apac Resources, Ltd.                   591,244       12,726       0.0%
    APT Satellite Holdings, Ltd.           900,500    1,409,356       0.0%
    Arts Optical International Hldgs        70,000       27,908       0.0%
    Asia Financial Holdings, Ltd.          270,000      144,960       0.0%
    Asia Satellite Telecommunications
      Holdings, Ltd.                       144,000      510,040       0.0%
    Asia Standard International Group,
      Ltd.                                 438,745      121,580       0.0%
    ASM Pacific Technology, Ltd.           233,100    2,604,688       0.0%
    Associated International Hotels,
      Ltd.                                  79,000      239,585       0.0%
    Aupu Group Holding Co., Ltd.           632,000      187,001       0.0%
*   AVIC Joy Holdings HK, Ltd.           1,845,000       92,479       0.0%
    Bank of East Asia, Ltd. (The)        2,123,898    9,214,568       0.1%
    BOC Hong Kong Holdings, Ltd.         3,042,500   11,820,572       0.1%
#   Bonjour Holdings, Ltd.               4,060,000      360,457       0.0%
    Bossini International Hldg           1,204,000      108,640       0.0%
#*  Brightoil Petroleum Holdings, Ltd.   5,485,000    1,740,835       0.0%
*   Brockman Mining, Ltd.                2,850,520      119,989       0.0%
*   Burwill Holdings, Ltd.               9,867,600      481,111       0.0%
    Cafe de Coral Holdings, Ltd.           528,000    1,966,135       0.0%
    Cathay Pacific Airways, Ltd.         2,379,000    6,119,908       0.1%
    CEC International Holdings, Ltd.       606,000      175,709       0.0%
    Chen Hsong Holdings                    360,000      104,306       0.0%
    Cheuk Nang Holdings, Ltd.              102,074       87,683       0.0%
    Cheung Kong Infrastructure
      Holdings, Ltd.                       503,045    4,267,963       0.0%
*   Cheung Wo International Holdings,
      Ltd.                                  90,000        8,230       0.0%
    Chevalier International Holdings,
      Ltd.                                 107,913      205,017       0.0%
*   China Billion Resources, Ltd.        5,752,080           --       0.0%
#*  China Daye Non-Ferrous Metals
      Mining, Ltd.                       2,196,000       87,454       0.0%
*   China Energy Development Holdings,
      Ltd.                              30,592,000      731,136       0.0%
*   China Flavors & Fragrances Co.,
      Ltd.                                  24,890        4,917       0.0%
*   China Infrastructure Investment,
      Ltd.                               2,032,000       46,368       0.0%
    China Metal International
      Holdings, Inc.                       540,000      186,544       0.0%
*   China Renji Medical Group, Ltd.        263,750       12,395       0.0%
*   China Smarter Energy Group
      Holdings, Ltd.                       386,000       79,714       0.0%
*   China Solar Energy Holdings, Ltd.    1,033,500        4,500       0.0%
*   China Star Entertainment, Ltd.      27,950,000      445,091       0.0%
    China Ting Group Holdings, Ltd.        692,000       38,222       0.0%
    Chinese Estates Holdings, Ltd.          13,000       40,287       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
HONG KONG -- (Continued)
#   Chow Sang Sang Holdings
      International, Ltd.                   892,000 $ 2,047,178       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.     812,000     988,999       0.0%
    Chu Kong Shipping Enterprise Group
      Co., Ltd.                             774,000     298,064       0.0%
    Chuang's China Investments, Ltd.        642,813      49,021       0.0%
    Chuang's Consortium International,
      Ltd.                                1,599,553     237,266       0.0%
    CITIC Telecom International
      Holdings, Ltd.                      4,964,000   2,044,995       0.0%
    CK Hutchison Holdings, Ltd.             633,000  13,714,847       0.1%
    CK Life Sciences International
      Holdings, Inc.                      7,536,000     853,307       0.0%
    CLP Holdings, Ltd.                      303,500   2,656,752       0.0%
*   CP Lotus Corp.                        1,420,000      37,461       0.0%
*   Crocodile Garments                       23,000       5,152       0.0%
    Cross-Harbour Holdings, Ltd. (The)      102,000     112,806       0.0%
#   CSI Properties, Ltd.                  6,954,200     277,256       0.0%
*   CST Mining Group, Ltd.                9,192,000     118,318       0.0%
    Cw Group Holdings, Ltd.               1,038,000     534,343       0.0%
    Dah Sing Banking Group, Ltd.          1,184,102   2,562,642       0.0%
#   Dah Sing Financial Holdings, Ltd.       432,444   3,027,665       0.0%
*   Dan Form Holdings Co., Ltd.           1,227,900     330,926       0.0%
    Dickson Concepts International, Ltd.    361,000     155,839       0.0%
    Dorsett Hospitality International,
      Ltd.                                1,732,000     281,327       0.0%
    Eagle Nice International Holdings,
      Ltd.                                  534,000     121,175       0.0%
    EcoGreen International Group, Ltd.      132,000      42,505       0.0%
*   EganaGoldpfeil Holdings, Ltd.           209,588          --       0.0%
    Emperor Capital Group, Ltd.           2,376,000     541,686       0.0%
    Emperor Entertainment Hotel, Ltd.     1,865,000     440,071       0.0%
#   Emperor International Holdings, Ltd.  3,740,416     924,794       0.0%
    Emperor Watch & Jewellery, Ltd.      10,020,000     457,938       0.0%
*   EPI Holdings, Ltd.                    7,858,000      99,150       0.0%
#   Esprit Holdings, Ltd.                 4,573,413   4,321,026       0.0%
*   eSun Holdings, Ltd.                     923,000     159,938       0.0%
    Fairwood Holdings, Ltd.                 122,500     328,830       0.0%
#   Far East Consortium International,
      Ltd.                                2,423,816   1,154,121       0.0%
*   FIH Mobile, Ltd.                      6,221,000   3,299,697       0.0%
    First Pacific Co., Ltd.               6,607,756   6,406,385       0.1%
    Fountain SET Holdings, Ltd.           1,232,000     225,647       0.0%
    Four Seas Mercantile Holdings, Ltd.      36,000      19,722       0.0%
    Fujikon Industrial Holdings, Ltd.       132,000      25,237       0.0%
*   Fullshare Holdings, Ltd.              2,140,000     192,926       0.0%
#   Future Bright Holdings, Ltd.          1,410,000     319,222       0.0%
*   G-Resources Group, Ltd.              50,254,200   1,655,522       0.0%
    Galaxy Entertainment Group, Ltd.        561,000   2,696,097       0.0%
#*  GCL New Energy Holdings, Ltd.         4,872,000     657,456       0.0%
#   Get Nice Holdings, Ltd.              17,709,000   1,252,152       0.0%
#   Giordano International, Ltd.          4,300,000   2,134,589       0.0%
*   Global Brands Group Holding, Ltd.     3,309,250     672,663       0.0%
#   Glorious Sun Enterprises, Ltd.          796,000     177,454       0.0%
    Gold Peak Industries Holding, Ltd.      453,000      62,979       0.0%
    Golden Resources Development
      International, Ltd.                   676,000      50,432       0.0%
*   Good Fellow Resources Holdings, Ltd.    150,000     107,839       0.0%
    Guangnan Holdings, Ltd.               1,128,000     200,288       0.0%
#   Haitong International Securities
      Group, Ltd.                         1,750,192   1,932,983       0.0%
    Hang Lung Group, Ltd.                   736,000   3,901,428       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
HONG KONG -- (Continued)
    Hang Lung Properties, Ltd.            1,852,000 $ 6,248,878       0.1%
    Hang Seng Bank, Ltd.                    299,400   5,836,718       0.1%
*   Hao Tian Development Group, Ltd.        948,000      93,796       0.0%
    Harbour Centre Development, Ltd.        158,000     288,879       0.0%
    Henderson Land Development Co., Ltd.  1,213,096   9,756,747       0.1%
    HK Electric Investments & HK
      Electric Investments, Ltd.             17,000      11,598       0.0%
    HKR International, Ltd.               1,036,762     587,973       0.0%
    Hon Kwok Land Investment Co., Ltd.      234,000      93,763       0.0%
    Hong Kong & China Gas Co., Ltd.       1,989,867   4,739,874       0.1%
#   Hong Kong Aircraft Engineering Co.,
      Ltd.                                   33,600     367,666       0.0%
    Hong Kong Exchanges and Clearing,
      Ltd.                                  381,358  14,537,455       0.1%
#*  Hong Kong Television Network, Ltd.
      ADR                                    19,127     153,016       0.0%
    Hongkong & Shanghai Hotels (The)        937,924   1,374,747       0.0%
    Hongkong Chinese, Ltd.                1,625,143     374,847       0.0%
    Hop Hing Group Holdings, Ltd.           252,000       5,572       0.0%
    Hopewell Holdings, Ltd.               1,177,000   4,519,012       0.1%
#   Hsin Chong Construction Group, Ltd.   2,216,000     277,488       0.0%
    Hung Hing Printing Group, Ltd.          910,524     142,068       0.0%
    Hutchison Telecommunications Hong
      Kong Holdings, Ltd.                 5,266,000   2,422,173       0.0%
    Hutchison Whampoa, Ltd.               1,067,000  15,659,255       0.1%
    Hysan Development Co., Ltd.             792,215   3,640,159       0.0%
*   I-CABLE Communications, Ltd.          1,856,000     191,396       0.0%
*   Imagi International Holdings, Ltd.   18,808,000     549,851       0.0%
#*  Integrated Waste Solutions Group
      Holdings, Ltd.                      4,444,000     222,363       0.0%
*   International Standard Resources
      Holdings, Ltd.                      5,542,500     338,774       0.0%
    iOne Holdings, Ltd.                   1,260,000     103,945       0.0%
    IPE Group, Ltd.                       1,225,000     134,280       0.0%
*   IRC, Ltd.                             1,958,000     130,830       0.0%
    IT, Ltd.                              1,773,087     724,441       0.0%
*   Jinhui Holdings Co., Ltd.               167,000      29,717       0.0%
    Johnson Electric Holdings, Ltd.       1,009,250   3,736,422       0.0%
#   K Wah International Holdings, Ltd.    2,579,135   1,477,767       0.0%
    Ka Shui International Holdings, Ltd.    134,000      17,253       0.0%
*   Kader Holdings Co., Ltd.                154,000      18,794       0.0%
    Kam Hing International Holdings,
      Ltd.                                   74,000       6,272       0.0%
*   Kantone Holdings, Ltd.                  244,436      32,164       0.0%
    Kerry Logistics Network, Ltd.           380,791     612,294       0.0%
    Kerry Properties, Ltd.                1,526,583   6,191,110       0.1%
    Kingmaker Footwear Holdings, Ltd.       754,000     132,226       0.0%
#   Kingston Financial Group, Ltd.        5,579,000   1,543,293       0.0%
    Kowloon Development Co., Ltd.         1,044,000   1,337,450       0.0%
    L'Occitane International SA             927,500   2,741,890       0.0%
    Lai Sun Development Co., Ltd.        32,739,666     878,628       0.0%
    Lam Soon Hong Kong, Ltd.                 12,000       9,502       0.0%
    Lee's Pharmaceutical Holdings, Ltd.     207,500     381,860       0.0%
    Lerado Group Holding Co., Ltd.          672,000      52,755       0.0%
    Li & Fung, Ltd.                       3,481,250   3,545,543       0.0%
    Lifestyle International Holdings,
      Ltd.                                1,226,500   2,293,377       0.0%
    Lippo China Resources, Ltd.           8,986,000     382,261       0.0%
    Lippo, Ltd.                             102,000      63,113       0.0%
*   Lisi Group Holdings, Ltd.               250,000      13,041       0.0%
    Liu Chong Hing Investment, Ltd.         460,000     610,097       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
HONG KONG -- (Continued)
    Luen Thai Holdings, Ltd.                336,000 $    69,258       0.0%
    Luk Fook Holdings International,
      Ltd.                                1,550,000   4,836,518       0.1%
    Luks Group Vietnam Holdings Co.,
      Ltd.                                  130,000      50,960       0.0%
    Lung Kee Bermuda Holdings               280,000      83,969       0.0%
#*  Macau Legend Development, Ltd.          262,000      98,997       0.0%
    Magnificent Estates                   4,256,000     203,065       0.0%
    Man Wah Holdings, Ltd.                3,747,200   4,852,244       0.1%
    Man Yue Technology Holdings, Ltd.       706,000     126,945       0.0%
*   Mei Ah Entertainment Group, Ltd.      3,580,000     432,031       0.0%
#   Melco Crown Entertainment, Ltd. ADR      47,606     972,115       0.0%
#   Melco International Development,
      Ltd.                                1,006,000   1,698,338       0.0%
    MGM China Holdings, Ltd.                546,800   1,027,961       0.0%
#*  Midland Holdings, Ltd.                2,016,000     941,102       0.0%
    Ming Fai International Holdings,
      Ltd.                                  453,000      52,564       0.0%
*   Ming Fung Jewellery Group, Ltd.       1,966,800     131,832       0.0%
    Miramar Hotel & Investment              241,000     363,465       0.0%
#*  Mongolian Mining Corp.               10,036,750     554,927       0.0%
    MTR Corp., Ltd.                         743,317   3,638,846       0.0%
    NagaCorp, Ltd.                        4,608,000   3,320,342       0.0%
    Natural Beauty Bio-Technology, Ltd.      70,000       5,323       0.0%
*   Neo-Neon Holdings, Ltd.               1,247,000     213,743       0.0%
*   Neptune Group, Ltd.                   6,370,000     132,122       0.0%
    New World Development Co., Ltd.       8,611,839  11,400,229       0.1%
#   Newocean Energy Holdings, Ltd.        3,536,000   1,968,935       0.0%
    Next Media, Ltd.                      1,192,000     127,475       0.0%
    Nexteer Automotive Group, Ltd.           24,000      27,081       0.0%
    NWS Holdings, Ltd.                    1,555,580   2,623,922       0.0%
*   Orange Sky Golden Harvest
      Entertainment Holdings, Ltd.        2,990,000     346,462       0.0%
    Orient Overseas International, Ltd.     570,000   3,494,699       0.0%
    Oriental Watch Holdings               1,152,240     209,243       0.0%
*   Pacific Andes International
      Holdings, Ltd.                     10,040,411     400,127       0.0%
#   Pacific Basin Shipping, Ltd.          3,963,000   1,467,586       0.0%
#   Pacific Textile Holdings, Ltd.        1,952,000   2,715,621       0.0%
    Paliburg Holdings, Ltd.                 662,790     253,821       0.0%
#   Paradise Entertainment, Ltd.          1,408,000     402,605       0.0%
    PCCW, Ltd.                            7,021,265   4,692,560       0.1%
    PCCW, Ltd. ADR                            7,400      49,284       0.0%
#*  Peace Mark Holdings, Ltd.               308,000          --       0.0%
*   Pearl Oriental Oil, Ltd.              2,842,627      89,283       0.0%
    Pegasus International Holdings, Ltd.     82,000      15,956       0.0%
    Perfect Shape PRC Holdings, Ltd.        568,000     133,520       0.0%
#   Pico Far East Holdings, Ltd.          1,042,000     301,951       0.0%
    Playmates Holdings, Ltd.                195,400     231,293       0.0%
#   Playmates Toys, Ltd.                  2,236,000     486,579       0.0%
#   Polytec Asset Holdings, Ltd.          4,425,000     626,723       0.0%
    Power Assets Holdings, Ltd.             431,000   4,336,379       0.1%
    Prada SpA                               284,300   1,538,016       0.0%
    Public Financial Holdings, Ltd.         464,000     244,163       0.0%
    PYI Corp., Ltd.                       5,416,552     212,897       0.0%
#   Regal Hotels International
      Holdings, Ltd.                      1,153,400     715,236       0.0%
#   SA SA International Holdings, Ltd.    2,392,000   1,213,865       0.0%
    Samsonite International SA            2,703,300   9,859,389       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
HONG KONG -- (Continued)
    Sands China, Ltd.                       575,600 $ 2,338,980       0.0%
    SAS Dragon Hldg, Ltd.                 1,238,000     312,236       0.0%
    SCMP Group, Ltd.                         10,000       1,459       0.0%
    SEA Holdings, Ltd.                      246,000     196,705       0.0%
*   SEEC Media Group, Ltd.                1,174,000     127,151       0.0%
    Shangri-La Asia, Ltd.                 2,230,166   3,388,163       0.0%
#   Shenyin Wanguo HK, Ltd.                 780,000     834,201       0.0%
*   Shougang Concord Technology Holdings  4,482,000     391,839       0.0%
    Shun Tak Holdings, Ltd.               5,926,250   3,433,637       0.0%
*   Silver base Group Holdings, Ltd.        470,000      77,903       0.0%
    Simsen International Corp., Ltd.         24,000      16,614       0.0%
    Sing Tao News Corp., Ltd.               490,000      73,365       0.0%
    Singamas Container Holdings, Ltd.     3,158,000     593,574       0.0%
    Sino Land Co., Ltd.                   2,844,706   5,012,168       0.1%
    Sitoy Group Holdings, Ltd.              383,000     237,682       0.0%
#   SJM Holdings, Ltd.                    2,115,699   2,679,676       0.0%
    SmarTone Telecommunications
      Holdings, Ltd.                      1,437,555   2,608,320       0.0%
*   SOCAM Development, Ltd.                 460,488     411,856       0.0%
*   Solomon Systech International, Ltd.     754,000      39,739       0.0%
    Soundwill Holdings, Ltd.                 36,000      64,876       0.0%
*   South China China, Ltd.               1,088,000     122,246       0.0%
#   Stella International Holdings, Ltd.     591,500   1,587,715       0.0%
    Stelux Holdings International, Ltd.     637,600     147,093       0.0%
*   Success Universe Group, Ltd.          2,804,000     106,577       0.0%
    Sun Hing Vision Group Holdings, Ltd.    122,000      42,426       0.0%
#   Sun Hung Kai & Co., Ltd.              2,026,787   2,102,743       0.0%
    Sun Hung Kai Properties, Ltd.         1,156,511  19,222,804       0.2%
    Swire Pacific, Ltd. Class A             318,500   4,299,779       0.0%
    Swire Pacific, Ltd. Class B             422,500   1,075,703       0.0%
    Swire Properties, Ltd.                  382,850   1,315,300       0.0%
*   Symphony Holdings, Ltd.                 651,500      52,917       0.0%
    TAI Cheung Holdings, Ltd.               485,000     425,178       0.0%
    Tai Sang Land Development, Ltd.         145,523      76,776       0.0%
    Tan Chong International, Ltd.           372,000     135,739       0.0%
    Tao Heung Holdings, Ltd.                 36,000      17,156       0.0%
*   Taung Gold International, Ltd.        3,200,000      76,183       0.0%
    Techtronic Industries Co., Ltd.       2,738,500   9,638,502       0.1%
    Television Broadcasts, Ltd.             832,000   5,436,398       0.1%
*   Termbray Industries International
      Holdings, Ltd.                        112,000      10,820       0.0%
    Texwinca Holdings, Ltd.               1,594,000   1,545,759       0.0%
#*  Titan Petrochemicals Group, Ltd.      3,200,000       1,032       0.0%
    Tradelink Electronic Commerce, Ltd.   1,494,000     373,181       0.0%
#   Transport International Holdings,
      Ltd.                                  284,200     707,958       0.0%
#   Trinity, Ltd.                         3,608,000     785,052       0.0%
*   TSC Group Holdings, Ltd.              1,374,000     431,238       0.0%
*   United Laboratories International
      Holdings, Ltd. (The)                1,893,500   1,279,832       0.0%
    Value Partners Group, Ltd.            2,009,000   3,729,856       0.0%
    Varitronix International, Ltd.          976,000     779,790       0.0%
*   Vedan International Holdings, Ltd.    1,192,000      72,381       0.0%
    Victory City International Holdings,
      Ltd.                                3,214,266     587,386       0.0%
#   Vitasoy International Holdings, Ltd.  1,174,000   2,146,409       0.0%
    VST Holdings, Ltd.                    1,979,200     779,728       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
HONG KONG -- (Continued)
#   VTech Holdings, Ltd.                   217,500 $  3,021,782       0.0%
    Wai Kee Holdings, Ltd.                 222,000       82,959       0.0%
    Wharf Holdings, Ltd. (The)             694,750    5,019,147       0.1%
    Wheelock & Co., Ltd.                 1,142,000    6,408,499       0.1%
    Win Hanverky Holdings, Ltd.             32,000        4,282       0.0%
*   Winfull Group Holdings, Ltd.         2,392,000      120,242       0.0%
    Wing On Co. International, Ltd.        123,137      440,007       0.0%
    Wing Tai Properties, Ltd.              374,000      247,370       0.0%
*   Winshine Entertainment & Media
      Holding Co., Ltd.                     60,000        8,264       0.0%
    Wong's Kong King International         110,000       12,746       0.0%
#   Wynn Macau, Ltd.                       846,000    1,710,268       0.0%
    Xinyi Glass Holdings, Ltd.           8,230,000    5,463,198       0.1%
#   Xinyi Solar Holdings, Ltd.           3,122,000    1,091,569       0.0%
    Yau Lee Holdings, Ltd.                 218,000       50,910       0.0%
    Yeebo International Hldg                26,000        6,575       0.0%
#   YGM Trading, Ltd.                      103,000      152,396       0.0%
    Yue Yuen Industrial Holdings, Ltd.   1,777,000    6,706,283       0.1%
                                                   ------------       ---
TOTAL HONG KONG                                     419,244,234       3.0%
                                                   ------------       ---
IRELAND -- (0.5%)
*   Bank of Ireland                     18,179,112    7,027,565       0.1%
*   Bank of Ireland Sponsored ADR           79,950    1,218,437       0.0%
    C&C Group P.L.C.(B010DT8)               24,767      100,090       0.0%
    C&C Group P.L.C.(B011Y09)              486,561    1,971,581       0.0%
    CRH P.L.C.(0182704)                     71,685    2,003,125       0.0%
    CRH P.L.C.(4182249)                    174,478    4,902,420       0.0%
    CRH P.L.C. Sponsored ADR               517,841   14,473,656       0.1%
    Dragon Oil P.L.C.                      306,883    2,887,599       0.0%
    FBD Holdings P.L.C.(0329028)            18,709      207,232       0.0%
    FBD Holdings P.L.C.(4330231)            31,758      343,102       0.0%
    Glanbia P.L.C.(0066950)                 74,909    1,393,959       0.0%
    Glanbia P.L.C.(4058629)                144,151    2,671,555       0.0%
    IFG Group P.L.C.                        45,155       97,871       0.0%
*   Independent News & Media P.L.C.        367,636       75,159       0.0%
    Irish Continental Group P.L.C.         175,740      786,574       0.0%
*   Kenmare Resources P.L.C.               357,459       19,921       0.0%
    Kerry Group P.L.C. Class A(0490656)     76,886    5,621,280       0.1%
    Kerry Group P.L.C. Class A(4519579)     16,714    1,229,355       0.0%
    Kingspan Group P.L.C.(0492793)          19,320      384,906       0.0%
    Kingspan Group P.L.C.(4491235)         361,498    7,172,176       0.1%
    Paddy Power P.L.C.(0258810)              7,672      684,127       0.0%
    Paddy Power P.L.C.(4828974)             50,390    4,504,928       0.0%
    Smurfit Kappa Group P.L.C.             490,618   15,020,991       0.1%
                                                   ------------       ---
TOTAL IRELAND                                        74,797,609       0.5%
                                                   ------------       ---
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd.        329,449      309,005       0.0%
    Africa Israel Properties, Ltd.          22,005      340,278       0.0%
*   Airport City, Ltd.                      61,342      646,965       0.0%
#*  AL-ROV Israel, Ltd.                      7,750      228,254       0.0%
*   Allot Communications, Ltd.               5,559       48,591       0.0%
#*  Alon Blue Square Israel, Ltd.           25,445       61,231       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
ISRAEL -- (Continued)
*   Alrov Properties and Lodgings, Ltd.        1,870 $   36,633       0.0%
    Amot Investments, Ltd.                   143,204    483,640       0.0%
#*  AudioCodes, Ltd.                          29,705    135,241       0.0%
#   Avgol Industries 1953, Ltd.               30,929     30,188       0.0%
*   Azorim-Investment Development &
      Construction Co., Ltd.                  20,709     14,832       0.0%
    Azrieli Group                             65,992  2,846,993       0.0%
    Bank Hapoalim BM                       1,133,685  5,670,644       0.1%
*   Bank Leumi Le-Israel BM                1,302,261  5,061,422       0.1%
    Bayside Land Corp.                         1,083    356,666       0.0%
    Bezeq The Israeli Telecommunication
      Corp., Ltd.                          1,887,318  3,574,660       0.1%
    Big Shopping Centers, Ltd.                   216     11,278       0.0%
*   Brainsway, Ltd.                            1,406     11,833       0.0%
*   Cellcom Israel, Ltd.(M2196U109)           28,645    131,194       0.0%
*   Cellcom Israel, Ltd.(B23WQK8)             46,083    212,037       0.0%
*   Ceragon Networks, Ltd.                    14,237     19,595       0.0%
#*  Clal Biotechnology Industries, Ltd.      136,587    174,217       0.0%
*   Clal Insurance Enterprises Holdings,
      Ltd.                                    45,685    757,011       0.0%
*   Compugen, Ltd.                             4,177     27,096       0.0%
    Delek Automotive Systems, Ltd.            69,358    841,148       0.0%
    Delek Group, Ltd.                          5,085  1,418,616       0.0%
#   Delta-Galil Industries, Ltd.              22,832    712,204       0.0%
    Direct Insurance Financial
      Investments, Ltd.                        4,086     25,792       0.0%
*   El Al Israel Airlines                    152,065     36,287       0.0%
    Elbit Systems, Ltd.(6308913)              34,263  2,711,329       0.0%
    Elbit Systems, Ltd.(M3760D101)               733     56,764       0.0%
    Electra, Ltd.                              3,275    400,277       0.0%
    Elron Electronic Industries, Ltd.          6,344     30,353       0.0%
*   Energix-Renewable Energies, Ltd.               1         --       0.0%
*   Evogene, Ltd.                             16,344    163,089       0.0%
*   EZchip Semiconductor, Ltd.(M4146Y108)     44,980    875,311       0.0%
*   EZchip Semiconductor, Ltd.(6554998)        2,588     50,747       0.0%
    First International Bank Of Israel,
      Ltd.                                    58,599    822,758       0.0%
    FMS Enterprises Migun, Ltd.                3,360     58,154       0.0%
    Formula Systems 1985, Ltd.                11,080    301,984       0.0%
#   Fox Wizel, Ltd.                           11,349    267,703       0.0%
#   Frutarom Industries, Ltd.                 58,720  2,497,081       0.0%
*   Gilat Satellite Networks,
      Ltd.(M51474118)                          4,324     26,203       0.0%
*   Gilat Satellite Networks,
      Ltd.(B01BZ39)                            6,742     41,583       0.0%
    Golf & Co., Ltd.                          12,895     39,363       0.0%
*   Hadera Paper, Ltd.                         3,551     67,147       0.0%
    Harel Insurance Investments &
      Financial Services, Ltd.               281,291  1,314,065       0.0%
#   Industrial Buildings Corp., Ltd.          69,029     75,699       0.0%
    Israel Chemicals, Ltd.                   169,603  1,186,664       0.0%
*   Israel Discount Bank, Ltd. Class A     1,674,869  2,942,266       0.0%
    Israel Land Development Co., Ltd.
      (The)                                    7,214     29,539       0.0%
    Ituran Location and Control,
      Ltd.(M6158M104)                          3,656     83,466       0.0%
    Ituran Location and Control,
      Ltd.(B0LDC23)                           21,161    484,950       0.0%
*   Jerusalem Oil Exploration                 24,677    942,493       0.0%
*   Kamada, Ltd.                              29,317    133,285       0.0%
    Magic Software Enterprises, Ltd.          10,713     69,132       0.0%
    Matrix IT, Ltd.                           97,225    523,870       0.0%
#*  Mazor Robotics, Ltd.                      29,389    194,332       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
ISRAEL -- (Continued)
    Meitav DS Investments, Ltd.              17,159 $    52,043       0.0%
    Melisron, Ltd.                           26,202   1,004,663       0.0%
    Menorah Mivtachim Holdings, Ltd.         58,904     583,457       0.0%
    Migdal Insurance & Financial
      Holding, Ltd.                         555,075     672,103       0.0%
#   Mivtach Shamir Holdings, Ltd.             9,389     215,108       0.0%
*   Mizrahi Tefahot Bank, Ltd.              298,671   3,340,636       0.0%
*   Naphtha Israel Petroleum Corp., Ltd.     51,067     288,568       0.0%
    Neto ME Holdings, Ltd.                    1,394      85,907       0.0%
    NICE Systems, Ltd. Sponsored ADR         39,753   2,379,217       0.0%
*   Nitsba Holdings 1995, Ltd.               55,307     937,257       0.0%
*   Nova Measuring Instruments, Ltd.         34,655     392,426       0.0%
*   Oil Refineries, Ltd.                  3,304,021   1,180,575       0.0%
#   Osem Investments, Ltd.                   35,426     756,414       0.0%
*   Partner Communications Co., Ltd.         84,142     211,799       0.0%
*   Partner Communications Co., Ltd. ADR     11,519      28,567       0.0%
    Paz Oil Co., Ltd.                        11,108   1,699,185       0.0%
    Phoenix Holdings, Ltd. (The)            139,852     414,004       0.0%
*   Plasson Industries, Ltd.                  1,880      67,353       0.0%
    Rami Levy Chain Stores Hashikma
      Marketing 2006, Ltd.                   14,902     603,975       0.0%
*   Sapiens International Corp. NV            7,467      64,652       0.0%
    Shikun & Binui, Ltd.                    415,843     933,153       0.0%
#   Shufersal, Ltd.                         105,421     241,305       0.0%
#*  Strauss Group, Ltd.                      42,103     749,801       0.0%
    Teva Pharmaceutical Industries, Ltd.        264      16,042       0.0%
    Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR                         572,884  34,613,651       0.3%
#*  Tower Semiconductor, Ltd.(6320605)       22,626     343,868       0.0%
*   Tower Semiconductor, Ltd.(M87915274)     15,678     228,742       0.0%
*   Union Bank of Israel                     38,349     130,101       0.0%
                                                    -----------       ---
TOTAL ISRAEL                                         92,847,730       0.6%
                                                    -----------       ---
ITALY -- (2.3%)
#*  A.S. Roma SpA                           145,757      85,664       0.0%
    A2A SpA                               2,426,972   2,795,826       0.0%
    ACEA SpA                                 90,371   1,216,751       0.0%
#*  Aeffe SpA                                68,280     180,829       0.0%
    Alerion Cleanpower SpA                   51,095     172,552       0.0%
    Amplifon SpA                            147,021   1,145,146       0.0%
    Ansaldo STS SpA                         193,792   2,060,179       0.0%
#*  Arnoldo Mondadori Editore SpA           462,420     570,859       0.0%
    Ascopiave SpA                           134,859     357,697       0.0%
    Assicurazioni Generali SpA              450,606   8,804,467       0.1%
#   Astaldi SpA                             224,562   1,952,222       0.0%
    Atlantia SpA                            231,867   6,521,250       0.1%
*   Autogrill SpA                           229,408   2,194,118       0.0%
    Azimut Holding SpA                      158,351   4,648,030       0.1%
#*  Banca Carige SpA                      5,284,868     430,959       0.0%
    Banca Finnat Euramerica SpA             202,150     118,161       0.0%
    Banca Generali SpA                      111,459   3,740,813       0.0%
    Banca IFIS SpA                           31,239     640,948       0.0%
#*  Banca Monte dei Paschi di Siena SpA   3,713,242   2,288,503       0.0%
*   Banca Popolare dell'Emilia Romagna SC 1,473,996  12,124,839       0.1%
#*  Banca Popolare dell'Etruria e del
      Lazio SC                              672,810     440,436       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
ITALY -- (Continued)
*   Banca Popolare di Milano Scarl       12,616,843 $13,000,735       0.1%
    Banca Popolare di Sondrio SCARL         826,349   3,750,422       0.0%
#   Banca Profilo SpA                       586,197     218,510       0.0%
    Banco di Desio e della Brianza SpA       30,473     107,579       0.0%
*   Banco Popolare SC                       843,813  13,340,230       0.1%
*   BasicNet SpA                             47,125     197,893       0.0%
#*  Beghelli SpA                             52,121      27,394       0.0%
    Biesse SpA                               35,855     578,018       0.0%
    Brembo SpA                               48,108   1,924,447       0.0%
*   Brioschi Sviluppo Immobiliare SpA       218,173      25,419       0.0%
#   Brunello Cucinelli SpA                   36,583     678,807       0.0%
    Buzzi Unicem SpA                        213,808   3,441,262       0.0%
#   Cairo Communication SpA                  47,163     274,319       0.0%
#*  Carraro SpA                              24,693      59,699       0.0%
    Cembre SpA                                4,534      73,330       0.0%
    Cementir Holding SpA                    139,730     985,354       0.0%
*   CIR-Compagnie Industriali Riunite
      SpA                                   957,380   1,144,848       0.0%
#   CNH Industrial NV                       532,773   4,681,037       0.1%
    Credito Emiliano SpA                    200,137   1,669,559       0.0%
*   Credito Valtellinese SC               2,290,773   2,858,760       0.0%
#   d'Amico International Shipping SA       352,506     240,642       0.0%
    Danieli & C Officine Meccaniche SpA      28,284     688,207       0.0%
    Datalogic SpA                            25,733     333,985       0.0%
    Davide Campari-Milano SpA               266,349   2,059,886       0.0%
    De' Longhi                               88,075   1,986,473       0.0%
*   Delclima                                 35,945      95,818       0.0%
    DiaSorin SpA                             33,353   1,522,655       0.0%
*   Ei Towers SpA                            14,943     905,231       0.0%
    El.En. SpA                                5,402     222,849       0.0%
    Elica SpA                                 6,214      15,034       0.0%
    Enel Green Power SpA                  1,129,287   2,192,889       0.0%
    Enel SpA                              1,336,126   6,333,156       0.1%
    Engineering SpA                          11,429     713,740       0.0%
    Eni SpA                               1,624,563  31,168,623       0.2%
#   Eni SpA Sponsored ADR                   216,247   8,310,372       0.1%
    ERG SpA                                 159,970   2,299,624       0.0%
    Esprinet SpA                             79,731     766,324       0.0%
#*  Eurotech SpA                             93,990     210,738       0.0%
    Falck Renewables SpA                    359,556     473,971       0.0%
*   Fiat Chrysler Automobiles NV              8,900     131,275       0.0%
#*  Fiera Milano SpA                          1,535      11,730       0.0%
*   Finmeccanica SpA                        750,409   9,574,399       0.1%
    FNM SpA                                 346,538     255,790       0.0%
    Gas Plus SpA                              5,879      26,462       0.0%
#*  Geox SpA                                136,224     497,773       0.0%
*   Gruppo Editoriale L'Espresso SpA        399,605     523,727       0.0%
    Gruppo MutuiOnline SpA                      659       5,533       0.0%
    Hera SpA                              1,078,111   2,843,880       0.0%
*   IMMSI SpA                               569,175     398,131       0.0%
    Industria Macchine Automatiche SpA       21,402   1,089,708       0.0%
*   Intek Group SpA                         448,638     181,562       0.0%
    Interpump Group SpA                     114,230   1,920,974       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
ITALY -- (Continued)
    Intesa Sanpaolo SpA                   7,088,857 $23,815,019       0.2%
    Iren SpA                                897,702   1,317,874       0.0%
    Italcementi SpA                         527,008   3,755,106       0.0%
#   Italmobiliare SpA                        17,486     570,881       0.0%
#*  Juventus Football Club SpA            1,175,852     401,765       0.0%
    La Doria SpA                             23,017     336,095       0.0%
#*  Landi Renzo SpA                          62,245      75,634       0.0%
    Luxottica Group SpA                      71,345   4,698,559       0.1%
    Luxottica Group SpA Sponsored ADR        13,059     856,932       0.0%
#*  Maire Tecnimont SpA                     226,472     677,918       0.0%
    MARR SpA                                 51,226   1,028,974       0.0%
*   Mediaset SpA                          1,215,902   6,249,263       0.1%
    Mediobanca SpA                        1,304,920  12,667,596       0.1%
    Mediolanum SpA                          264,190   2,217,535       0.0%
    Nice SpA                                 16,046      56,316       0.0%
    Parmalat SpA                            915,848   2,536,410       0.0%
#   Piaggio & C SpA                         302,261     916,783       0.0%
#*  Pininfarina SpA                           3,163      17,850       0.0%
    Pirelli & C. SpA                        248,022   4,291,248       0.1%
#*  Prelios SpA                             159,284      80,050       0.0%
    Prima Industrie SpA                      17,258     365,370       0.0%
    Prysmian SpA                            397,323   8,102,621       0.1%
#*  RCS MediaGroup SpA                      229,810     316,042       0.0%
    Recordati SpA                           171,854   3,424,336       0.0%
*   Reno de Medici SpA                      350,503     155,205       0.0%
    Reply SpA                                 7,568     809,980       0.0%
#*  Retelit SpA                             370,432     250,426       0.0%
    Sabaf SpA                                 4,922      68,260       0.0%
    SAES Getters SpA                          4,958      46,561       0.0%
#*  Safilo Group SpA                        105,920   1,540,802       0.0%
#*  Saipem SpA                              301,390   3,995,898       0.1%
*   Salini Impregilo SpA                    324,646   1,416,598       0.0%
    Salvatore Ferragamo SpA                  49,734   1,546,559       0.0%
*   Saras SpA                               609,072   1,180,961       0.0%
    SAVE SpA                                 27,403     402,012       0.0%
    Servizi Italia SpA                        3,824      21,499       0.0%
#*  Snai SpA                                 53,214      93,677       0.0%
    Snam SpA                                762,898   3,974,044       0.0%
    Societa Cattolica di Assicurazioni
      SCRL                                  239,995   2,050,351       0.0%
    Societa Iniziative Autostradali e
      Servizi SpA                           198,997   2,298,284       0.0%
*   Societa Partecipazioni Finanziarie
      SpA                                   271,551          --       0.0%
*   Sogefi SpA                              102,184     340,922       0.0%
    SOL SpA                                  45,101     396,420       0.0%
*   Sorin SpA                               562,704   1,771,166       0.0%
*   Telecom Italia Media SpA                  5,706       6,639       0.0%
#*  Telecom Italia SpA                   14,971,909  17,670,847       0.1%
*   Telecom Italia SpA Sponsored ADR        333,445   3,917,979       0.0%
    Tenaris SA(7538515)                      62,835     964,782       0.0%
    Tenaris SA(2167367)                      48,507   1,491,590       0.0%
    Terna Rete Elettrica Nazionale SpA    1,715,991   8,089,769       0.1%
#*  Tiscali SpA                           5,394,681     403,581       0.0%
#   Tod's SpA                                18,729   1,718,381       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
ITALY -- (Continued)
#   Trevi Finanziaria Industriale SpA      265,911 $    776,039       0.0%
    TXT e-solutions SpA                      3,803       39,186       0.0%
*   Uni Land SpA                            58,555           --       0.0%
    UniCredit SpA                        2,708,848   19,444,454       0.2%
    Unione di Banche Italiane SCPA       1,853,361   14,710,816       0.1%
    Unipol Gruppo Finanziario SpA          556,629    2,920,172       0.0%
    UnipolSai SpA                        1,528,823    4,278,205       0.1%
    Vianini Lavori SpA                      30,957      201,953       0.0%
    Vittoria Assicurazioni SpA              75,182      819,511       0.0%
*   World Duty Free SpA                    228,628    2,552,245       0.0%
*   Yoox SpA                                97,895    3,083,695       0.0%
    Zignago Vetro SpA                       41,504      257,943       0.0%
                                                   ------------       ---
TOTAL ITALY                                         364,012,621       2.6%
                                                   ------------       ---
JAPAN -- (19.9%)
    77 Bank, Ltd. (The)                    722,000    4,166,793       0.1%
*   A&A Material Corp.                      42,000       42,279       0.0%
    A&D Co., Ltd.                           44,100      189,275       0.0%
#   ABC-Mart, Inc.                          24,100    1,371,265       0.0%
    Accordia Golf Co., Ltd.                257,300    2,616,903       0.0%
    Achilles Corp.                         407,000      531,751       0.0%
#   Adastria Holdings Co., Ltd.             54,050    1,639,707       0.0%
    ADEKA Corp.                            207,600    2,928,148       0.0%
    Aderans Co., Ltd.                       56,200      530,024       0.0%
    Advan Co., Ltd.                         21,700      292,491       0.0%
    Advanex, Inc.                           68,000      100,345       0.0%
#   Advantest Corp.                        108,100    1,274,433       0.0%
    Advantest Corp. ADR                     15,767      186,366       0.0%
#   Aeon Co., Ltd.                       1,691,169   21,039,610       0.2%
    Aeon Delight Co., Ltd.                  51,700    1,369,146       0.0%
#   Aeon Fantasy Co., Ltd.                  25,600      408,003       0.0%
#   Aeon Hokkaido Corp.                      6,900       37,907       0.0%
    Aeon Mall Co., Ltd.                     13,420      250,335       0.0%
#*  AGORA Hospitality Group Co., Ltd.       41,000       15,724       0.0%
    Agro-Kanesho Co., Ltd.                   7,300       52,308       0.0%
    Ahresty Corp.                           66,600      477,537       0.0%
    Ai Holdings Corp.                       58,500    1,063,842       0.0%
    Aica Kogyo Co., Ltd.                    86,800    1,993,484       0.0%
    Aichi Bank, Ltd. (The)                  20,900    1,093,166       0.0%
    Aichi Corp.                             88,700      489,595       0.0%
    Aichi Steel Corp.                      350,000    1,682,575       0.0%
#   Aichi Tokei Denki Co., Ltd.             70,000      195,173       0.0%
    Aida Engineering, Ltd.                 112,400    1,281,412       0.0%
*   Aigan Co., Ltd.                          3,200        6,639       0.0%
    Ain Pharmaciez, Inc.                    60,400    2,130,949       0.0%
    Aiphone Co., Ltd.                       14,300      237,976       0.0%
    Air Water, Inc.                        276,000    4,901,858       0.1%
    Airport Facilities Co., Ltd.            51,900      294,277       0.0%
    Aisan Industry Co., Ltd.               107,300    1,010,052       0.0%
    Aisin Seiki Co., Ltd.                  339,900   15,542,923       0.1%
    Aizawa Securities Co., Ltd.             33,400      228,008       0.0%
    Ajinomoto Co., Inc.                    431,000    9,556,416       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
#   Akebono Brake Industry Co., Ltd.        263,300 $   921,497       0.0%
    Akita Bank, Ltd. (The)                  425,000   1,312,429       0.0%
    Alconix Corp.                            24,500     382,965       0.0%
    Alfresa Holdings Corp.                  252,400   3,782,642       0.0%
    Alinco, Inc.                             32,100     296,765       0.0%
#*  Allied Telesis Holdings K.K.            125,800      80,169       0.0%
#   Alpen Co., Ltd.                          52,400     856,197       0.0%
    Alpha Corp.                               3,500      38,365       0.0%
    Alpha Systems, Inc.                       8,520     126,029       0.0%
    Alpine Electronics, Inc.                139,200   2,828,725       0.0%
    Alps Electric Co., Ltd.                 281,800   7,000,027       0.1%
    Alps Logistics Co., Ltd.                 10,900     143,992       0.0%
    Altech Corp.                             14,000     262,586       0.0%
    Amada Holdings Co., Ltd.                618,100   6,237,400       0.1%
    Amano Corp.                             143,800   1,849,724       0.0%
    Amiyaki Tei Co., Ltd.                    12,200     484,730       0.0%
    ANA Holdings, Inc.                      505,000   1,396,194       0.0%
    Anest Iwata Corp.                        76,100     495,515       0.0%
    Anritsu Corp.                           368,200   2,639,994       0.0%
    AOI Electronics Co., Ltd.                 2,700     113,126       0.0%
    AOI Pro, Inc.                             6,900      49,591       0.0%
    AOKI Holdings, Inc.                     121,000   1,677,197       0.0%
    Aomori Bank, Ltd. (The)                 404,000   1,333,397       0.0%
    Aoyama Trading Co., Ltd.                114,600   3,963,802       0.1%
    Aozora Bank, Ltd.                       775,000   2,898,841       0.0%
    Arakawa Chemical Industries, Ltd.        35,600     393,725       0.0%
    Arata Corp.                               4,000      10,875       0.0%
    Araya Industrial Co., Ltd.               68,000     109,597       0.0%
    Arcland Sakamoto Co., Ltd.               46,000   1,109,564       0.0%
    Arcs Co., Ltd.                           78,573   1,643,944       0.0%
    Argo Graphics, Inc.                         500       7,419       0.0%
    Ariake Japan Co., Ltd.                   25,200     838,351       0.0%
*   Arisawa Manufacturing Co., Ltd.         105,100     877,484       0.0%
#*  Arrk Corp.                               99,300     110,995       0.0%
#   Artnature, Inc.                          36,600     340,455       0.0%
    As One Corp.                             30,690     985,304       0.0%
    Asahi Broadcasting Corp.                  4,900      47,716       0.0%
#   Asahi Co., Ltd.                          54,700     483,179       0.0%
    Asahi Diamond Industrial Co., Ltd.      137,400   1,689,144       0.0%
    Asahi Glass Co., Ltd.                 1,315,000   8,849,895       0.1%
    Asahi Group Holdings, Ltd.              120,400   3,871,707       0.0%
    Asahi Holdings, Inc.                     74,900   1,409,425       0.0%
    Asahi Intecc Co., Ltd.                   26,400   1,625,797       0.0%
    Asahi Kasei Corp.                     1,435,000  13,512,862       0.1%
    Asahi Kogyosha Co., Ltd.                 31,000     112,583       0.0%
    Asahi Organic Chemicals Industry
      Co., Ltd.                             172,000     388,892       0.0%
#*  Asanuma Corp.                           138,000     175,636       0.0%
    Asatsu-DK, Inc.                          80,800   2,221,654       0.0%
    Asax Co., Ltd.                            2,200      30,807       0.0%
#*  Ashimori Industry Co., Ltd.             148,000     198,492       0.0%
#*  Asia Growth Capital, Ltd.               136,600     221,672       0.0%
    Asics Corp.                              60,000   1,539,617       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    ASKA Pharmaceutical Co., Ltd.            52,900 $   527,734       0.0%
    ASKUL Corp.                              22,900     536,188       0.0%
    Astellas Pharma, Inc.                   217,300   3,383,512       0.0%
    Asunaro Aoki Construction Co., Ltd.      42,800     318,192       0.0%
#   Atom Corp.                               42,300     277,764       0.0%
    Autobacs Seven Co., Ltd.                132,900   2,069,986       0.0%
#   Avex Group Holdings, Inc.               131,700   2,032,616       0.0%
    Awa Bank, Ltd. (The)                    384,000   2,279,509       0.0%
    Axell Corp.                              20,700     263,684       0.0%
    Axial Retailing, Inc.                    16,900     492,557       0.0%
    Azbil Corp.                             115,200   3,034,606       0.0%
    Bandai Namco Holdings, Inc.             144,900   2,976,734       0.0%
    Bando Chemical Industries, Ltd.         151,000     602,158       0.0%
#   Bank of Iwate, Ltd. (The)                32,600   1,463,951       0.0%
    Bank of Kochi, Ltd. (The)                24,000      35,156       0.0%
    Bank of Kyoto, Ltd. (The)               604,000   6,584,501       0.1%
#   Bank of Nagoya, Ltd. (The)              386,000   1,418,925       0.0%
    Bank of Okinawa, Ltd. (The)              34,850   1,470,804       0.0%
    Bank of Saga, Ltd. (The)                273,000     720,882       0.0%
    Bank of the Ryukyus, Ltd.               102,300   1,492,467       0.0%
    Bank of Yokohama, Ltd. (The)          1,003,000   6,365,605       0.1%
    Belc Co., Ltd.                           27,838     811,690       0.0%
    Belluna Co., Ltd.                       107,200     517,661       0.0%
    Benefit One, Inc.                        14,200     206,464       0.0%
    Benesse Holdings, Inc.                   82,200   2,576,211       0.0%
#   Best Denki Co., Ltd.                    112,700     139,329       0.0%
#   Bic Camera, Inc.                        241,400   2,407,364       0.0%
#   Bit-isle, Inc.                           73,400     321,027       0.0%
    BML, Inc.                                32,900   1,001,576       0.0%
    Bookoff Corp.                            35,600     268,047       0.0%
#   BP Castrol KK                            10,900     124,279       0.0%
    Bridgestone Corp.                       225,800   9,457,334       0.1%
    Broadleaf Co., Ltd.                       8,600     134,080       0.0%
    BRONCO BILLY Co., Ltd.                    5,000     224,362       0.0%
    Brother Industries, Ltd.                346,400   5,511,376       0.1%
    Bunka Shutter Co., Ltd.                 145,400   1,320,841       0.0%
    C Uyemura & Co., Ltd.                     3,300     163,549       0.0%
    Calbee, Inc.                             52,200   2,125,303       0.0%
    Calsonic Kansei Corp.                   486,000   3,542,780       0.0%
#   Can Do Co., Ltd.                         13,500     173,928       0.0%
    Canon Electronics, Inc.                  51,200   1,027,074       0.0%
    Canon Marketing Japan, Inc.             116,200   2,182,782       0.0%
    Canon, Inc.                             290,334  10,351,777       0.1%
#   Canon, Inc. Sponsored ADR                57,877   2,060,421       0.0%
    Capcom Co., Ltd.                        131,800   2,455,054       0.0%
    Career Design Center Co., Ltd.            5,500      48,161       0.0%
    Carlit Holdings Co., Ltd.                22,000     115,365       0.0%
#   Casio Computer Co., Ltd.                235,300   4,757,373       0.1%
    Cawachi, Ltd.                            43,000     690,318       0.0%
    Central Glass Co., Ltd.                 557,000   2,559,239       0.0%
    Central Japan Railway Co.                29,800   5,322,471       0.1%
    Central Sports Co., Ltd.                  3,400      62,758       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
    Century Tokyo Leasing Corp.              134,430 $4,244,603       0.1%
    CFS Corp.                                  1,400     12,038       0.0%
    Chiba Bank, Ltd. (The)                   736,000  6,048,753       0.1%
    Chiba Kogyo Bank, Ltd. (The)             131,600    909,034       0.0%
    CHIMNEY Co., Ltd.                          6,000    149,885       0.0%
    Chino Corp.                               13,300    130,995       0.0%
    Chiyoda Co., Ltd.                         52,300  1,117,909       0.0%
    Chiyoda Integre Co., Ltd.                 36,100    896,336       0.0%
#   Chodai Co., Ltd.                           4,000     19,605       0.0%
#   Chori Co., Ltd.                           28,300    448,362       0.0%
    Chubu Electric Power Co., Inc.           271,400  3,597,297       0.0%
    Chubu Shiryo Co., Ltd.                    29,700    178,207       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.           201,000    418,899       0.0%
*   Chugai Mining Co., Ltd.                  259,700     61,040       0.0%
    Chugai Pharmaceutical Co., Ltd.           20,800    632,564       0.0%
    Chugai Ro Co., Ltd.                      116,000    265,782       0.0%
    Chugoku Bank, Ltd. (The)                 309,200  4,967,649       0.1%
    Chugoku Electric Power Co., Inc. (The)   126,800  1,861,593       0.0%
    Chugoku Marine Paints, Ltd.              143,000  1,239,036       0.0%
    Chukyo Bank, Ltd. (The)                  198,000    374,005       0.0%
    Chuo Gyorui Co., Ltd.                     38,000     87,333       0.0%
    Chuo Spring Co., Ltd.                     60,000    164,403       0.0%
    Citizen Holdings Co., Ltd.               547,250  4,330,766       0.1%
    CKD Corp.                                142,100  1,302,181       0.0%
#   Clarion Co., Ltd.                        488,000  1,355,235       0.0%
    Cleanup Corp.                             58,900    468,638       0.0%
#   CMIC Holdings Co., Ltd.                   38,800    576,297       0.0%
*   CMK Corp.                                116,400    290,832       0.0%
#   Coca-Cola East Japan Co., Ltd.           155,567  2,907,091       0.0%
    Coca-Cola West Co., Ltd.                 161,002  2,561,520       0.0%
    Cocokara fine, Inc.                       39,620  1,208,661       0.0%
#   COLOPL, Inc.                              55,000  1,126,258       0.0%
#   Colowide Co., Ltd.                        84,300  1,164,933       0.0%
    Computer Engineering & Consulting,
      Ltd.                                    28,300    215,418       0.0%
    COMSYS Holdings Corp.                    233,100  3,247,495       0.0%
    CONEXIO Corp.                             30,400    299,896       0.0%
#   COOKPAD, Inc.                             25,900  1,102,561       0.0%
    Corona Corp.                              21,700    210,257       0.0%
    Cosel Co., Ltd.                           27,300    322,258       0.0%
#*  Cosmo Oil Co., Ltd.                    1,494,000  2,214,957       0.0%
*   Cosmos Initia Co., Ltd.                   17,500     87,421       0.0%
    Cosmos Pharmaceutical Corp.                8,900  1,198,234       0.0%
    Create Medic Co., Ltd.                     3,500     31,034       0.0%
    CREATE SD HOLDINGS Co., Ltd.              15,300    666,266       0.0%
#   Credit Saison Co., Ltd.                  152,300  2,879,972       0.0%
    Cresco, Ltd.                              34,200    533,754       0.0%
#*  CROOZ, Inc.                               11,000    279,862       0.0%
    Cross Plus, Inc.                           2,000     12,817       0.0%
#   CTI Engineering Co., Ltd.                 29,300    303,623       0.0%
    Cybernet Systems Co., Ltd.                 4,600     18,457       0.0%
#*  DA Consortium, Inc.                       82,600    340,195       0.0%
    Dai Nippon Printing Co., Ltd.            495,000  5,113,645       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Dai Nippon Toryo Co., Ltd.              333,000 $   432,931       0.0%
    Dai-Dan Co., Ltd.                        42,000     288,422       0.0%
    Dai-ichi Life Insurance Co., Ltd.
      (The)                                 470,600   7,734,733       0.1%
    Dai-ichi Seiko Co., Ltd.                 20,400     389,068       0.0%
    Daibiru Corp.                           128,600   1,262,741       0.0%
    Daicel Corp.                            569,000   6,859,931       0.1%
    Daido Kogyo Co., Ltd.                    84,000     183,343       0.0%
    Daido Metal Co., Ltd.                   107,700   1,168,786       0.0%
    Daido Steel Co., Ltd.                   687,000   3,284,945       0.0%
#   Daidoh, Ltd.                             37,700     161,363       0.0%
    Daifuku Co., Ltd.                       195,300   2,601,798       0.0%
    Daihatsu Diesel Manufacturing Co.,
      Ltd.                                   31,000     189,541       0.0%
#   Daihatsu Motor Co., Ltd.                390,100   5,650,763       0.1%
    Daihen Corp.                            251,000   1,225,270       0.0%
#   Daiho Corp.                             175,000     875,465       0.0%
    Daiichi Jitsugyo Co., Ltd.               96,000     506,215       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co.,
      Ltd.                                    6,200     202,412       0.0%
#   Daiichi Sankyo Co., Ltd.                464,700   8,071,229       0.1%
    Daiichikosho Co., Ltd.                   61,400   1,980,256       0.0%
    Daiken Corp.                            111,000     252,240       0.0%
    Daiken Medical Co., Ltd.                 30,600     333,357       0.0%
    Daiki Aluminium Industry Co., Ltd.       80,000     231,994       0.0%
    Daikin Industries, Ltd.                  53,700   3,617,716       0.0%
    Daikoku Denki Co., Ltd.                  25,200     382,028       0.0%
    Daikokutenbussan Co., Ltd.               17,000     713,630       0.0%
    Daikyo, Inc.                            804,392   1,210,278       0.0%
    Dainichi Co., Ltd.                       12,700      83,283       0.0%
    Dainichiseika Color & Chemicals
      Manufacturing Co., Ltd.               159,000     859,373       0.0%
    Daio Paper Corp.                        291,000   3,087,277       0.0%
#   Daisan Bank, Ltd. (The)                 256,000     422,135       0.0%
    Daiseki Co., Ltd.                        62,625   1,114,470       0.0%
    Daishi Bank, Ltd. (The)                 794,000   2,994,395       0.0%
#   Daishinku Corp.                         103,000     278,289       0.0%
    Daiso Co., Ltd.                         163,000     570,115       0.0%
*   Daisue Construction Co., Ltd.            13,100      90,040       0.0%
#   Daisyo Corp.                             23,700     297,729       0.0%
    Daito Bank, Ltd. (The)                  271,000     387,251       0.0%
    Daito Electron Co., Ltd.                  1,000       5,635       0.0%
    Daito Pharmaceutical Co., Ltd.           32,100     621,309       0.0%
    Daito Trust Construction Co., Ltd.       38,800   4,518,284       0.1%
    Daiwa House Industry Co., Ltd.          292,300   6,525,600       0.1%
    Daiwa Industries, Ltd.                   29,000     199,270       0.0%
    Daiwa Odakyu Construction Co.             4,500      39,871       0.0%
    Daiwa Securities Group, Inc.          1,237,000  10,261,920       0.1%
    Daiwabo Holdings Co., Ltd.              606,000   1,010,254       0.0%
    DC Co., Ltd.                             35,900     136,336       0.0%
    DCM Holdings Co., Ltd.                  265,080   2,210,659       0.0%
#   Dena Co., Ltd.                          313,300   6,258,489       0.1%
    Denki Kagaku Kogyo K.K.               1,539,000   6,284,029       0.1%
    Denso Corp.                             165,100   8,196,514       0.1%
    Dentsu, Inc.                             85,000   3,962,248       0.0%
    Denyo Co., Ltd.                          27,200     411,074       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
    Descente, Ltd.                            77,000 $  988,537       0.0%
    DIC Corp.                              2,249,000  6,804,291       0.1%
    Disco Corp.                               22,300  2,030,793       0.0%
    DKS Co., Ltd.                            117,000    351,549       0.0%
    DMG Mori Seiki Co., Ltd.                 180,500  2,943,784       0.0%
    DMW Corp.                                    900     12,978       0.0%
    Don Quijote Holdings Co., Ltd.            23,900  1,823,436       0.0%
    Doshisha Co., Ltd.                        50,200    753,073       0.0%
    Doutor Nichires Holdings Co., Ltd.        74,923  1,415,152       0.0%
    Dowa Holdings Co., Ltd.                  491,500  4,410,749       0.1%
#   Dr Ci:Labo Co., Ltd.                      23,600    887,892       0.0%
#*  Dream Incubator, Inc.                      6,200    130,292       0.0%
    DSB Co, Ltd.                              23,500    173,438       0.0%
    DTS Corp.                                 48,800    993,213       0.0%
    Dunlop Sports Co., Ltd.                   25,800    267,733       0.0%
    Duskin Co., Ltd.                          55,100    944,523       0.0%
    Dynic Corp.                               14,000     21,319       0.0%
    Eagle Industry Co., Ltd.                  80,200  1,619,594       0.0%
    Earth Chemical Co., Ltd.                  17,400    639,779       0.0%
    East Japan Railway Co.                    68,800  6,081,023       0.1%
    Ebara Corp.                            1,018,000  4,525,561       0.1%
#   Ebara Jitsugyo Co., Ltd.                  15,200    185,584       0.0%
#   EDION Corp.                              247,300  1,805,010       0.0%
#   Ehime Bank, Ltd. (The)                   296,000    626,656       0.0%
    Eidai Co., Ltd.                           28,000    106,257       0.0%
    Eighteenth Bank, Ltd. (The)              355,000  1,162,072       0.0%
    Eiken Chemical Co., Ltd.                  40,800    808,249       0.0%
    Eisai Co., Ltd.                           41,400  2,759,616       0.0%
    Eizo Corp.                                49,100  1,089,146       0.0%
    Elecom Co., Ltd.                          28,100    632,767       0.0%
    Electric Power Development Co., Ltd.      56,900  1,910,094       0.0%
    Elematec Corp.                            16,403    414,506       0.0%
#   EM Systems Co., Ltd.                       6,800    108,375       0.0%
#   Emori Group Holdings Co., Ltd.            21,300     88,660       0.0%
    en-japan, Inc.                            17,700    262,961       0.0%
#   Endo Lighting Corp.                       30,400    359,161       0.0%
    Enplas Corp.                              34,100  1,372,353       0.0%
*   Enshu, Ltd.                              100,000     95,704       0.0%
    EPS Holdings, Inc.                        41,500    483,300       0.0%
    ESPEC Corp.                               37,900    410,946       0.0%
#   Excel Co., Ltd.                           22,800    260,363       0.0%
    Exedy Corp.                               94,800  2,328,241       0.0%
    Ezaki Glico Co., Ltd.                     54,100  2,253,039       0.0%
    F T Communications Co., Ltd.               1,300     22,379       0.0%
#   F-Tech, Inc.                              21,900    225,528       0.0%
#   F@N Communications, Inc.                  46,700    388,431       0.0%
    Faith, Inc.                                9,480    134,683       0.0%
    FALCO HOLDINGS Co., Ltd.                   8,600     98,172       0.0%
    FamilyMart Co., Ltd.                      39,500  1,700,989       0.0%
    Fancl Corp.                               83,200  1,081,777       0.0%
    FANUC Corp.                               21,600  4,751,194       0.1%
    Fast Retailing Co., Ltd.                  12,000  4,726,558       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
#   FCC Co., Ltd.                            99,300 $ 1,611,084       0.0%
#*  FDK Corp.                               200,000     255,278       0.0%
    Feed One Holdings Co., Ltd.             241,520     234,501       0.0%
*   Felissimo Corp.                           1,200      11,231       0.0%
    Ferrotec Corp.                           94,600     549,584       0.0%
#   FIDEA Holdings Co., Ltd.                245,700     489,064       0.0%
#   Fields Corp.                             42,600     679,451       0.0%
#   Financial Products Group Co., Ltd.      113,700   1,174,420       0.0%
#   FINDEX, Inc.                             19,500     255,887       0.0%
*   First Baking Co., Ltd.                   12,000      12,407       0.0%
#   First Juken Co., Ltd.                     4,600      54,422       0.0%
    Foster Electric Co., Ltd.                70,400   1,821,786       0.0%
#   FP Corp.                                 66,500   2,385,821       0.0%
    France Bed Holdings Co., Ltd.           241,000     360,586       0.0%
    Freund Corp.                              5,000      56,886       0.0%
    Fudo Tetra Corp.                        310,500     587,041       0.0%
#   Fuji Co., Ltd.                           35,900     642,238       0.0%
#   Fuji Corp., Ltd.                         70,700     392,184       0.0%
    Fuji Electric Co., Ltd.               1,346,000   6,347,600       0.1%
    Fuji Furukawa Engineering &
      Construction Co., Ltd.                 10,000      27,098       0.0%
    Fuji Heavy Industries, Ltd.             356,900  11,934,732       0.1%
    Fuji Kiko Co., Ltd.                      55,000     283,889       0.0%
    Fuji Kosan Co., Ltd.                     11,000      54,805       0.0%
#   Fuji Kyuko Co., Ltd.                     79,000     741,686       0.0%
    Fuji Media Holdings, Inc.               113,000   1,581,970       0.0%
    Fuji Oil Co., Ltd.(6356848)             159,900   2,324,947       0.0%
*   Fuji Oil Co., Ltd.(6581361)             138,000     483,196       0.0%
    Fuji Pharma Co., Ltd.                    17,300     320,606       0.0%
    Fuji Seal International, Inc.            56,600   1,698,059       0.0%
    Fuji Soft, Inc.                          51,300   1,042,983       0.0%
    Fujibo Holdings, Inc.                   367,000     914,723       0.0%
    Fujicco Co., Ltd.                        41,600     702,464       0.0%
    FUJIFILM Holdings Corp.                 241,275   9,088,108       0.1%
    Fujikura Kasei Co., Ltd.                 51,200     238,548       0.0%
#   Fujikura Rubber, Ltd.                    45,200     277,300       0.0%
    Fujikura, Ltd.                          829,000   3,948,406       0.0%
    Fujimi, Inc.                             43,500     735,612       0.0%
    Fujimori Kogyo Co., Ltd.                 37,000   1,163,910       0.0%
#*  Fujisash Co., Ltd.                      218,600     272,680       0.0%
    Fujishoji Co., Ltd.                       3,700      47,613       0.0%
    Fujita Kanko, Inc.                       37,000     146,433       0.0%
    Fujitec Co., Ltd.                       175,000   1,902,826       0.0%
    Fujitsu Frontech, Ltd.                   38,400     475,840       0.0%
    Fujitsu General, Ltd.                   188,000   2,707,747       0.0%
    Fujitsu, Ltd.                         1,254,292   8,313,893       0.1%
*   Fujiya Co., Ltd.                         96,000     156,769       0.0%
    FuKoKu Co., Ltd.                          9,700      93,745       0.0%
    Fukuda Corp.                             55,000     354,306       0.0%
    Fukui Bank, Ltd. (The)                  420,000     944,673       0.0%
    Fukuoka Financial Group, Inc.           681,600   3,915,958       0.0%
    Fukushima Bank, Ltd. (The)              612,000     480,069       0.0%
    Fukushima Industries Corp.               38,200     641,682       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
#   Fukuyama Transporting Co., Ltd.          287,000 $1,626,252       0.0%
    FULLCAST Holdings Co., Ltd.               22,400    151,786       0.0%
    Fumakilla, Ltd.                           15,000     57,290       0.0%
    Funai Soken Holdings, Inc.                40,900    412,867       0.0%
#   Furukawa Battery Co., Ltd. (The)          72,000    529,918       0.0%
    Furukawa Co., Ltd.                       618,000  1,072,351       0.0%
    Furukawa Electric Co., Ltd.            2,113,067  3,873,026       0.0%
    Furuno Electric Co., Ltd.                 65,800    533,958       0.0%
    Furusato Industries, Ltd.                 17,400    264,272       0.0%
    Furuya Metal Co., Ltd.                     1,400     31,857       0.0%
    Fuso Chemical Co., Ltd.                    5,000     58,464       0.0%
    Fuso Pharmaceutical Industries, Ltd.     108,000    281,195       0.0%
*   Futaba Industrial Co., Ltd.              179,100    899,958       0.0%
    Future Architect, Inc.                    31,800    192,069       0.0%
    Fuyo General Lease Co., Ltd.              23,800    973,523       0.0%
    G-7 Holdings, Inc.                         6,500     56,400       0.0%
    G-Tekt Corp.                              47,900    460,749       0.0%
#   Gakken Holdings Co., Ltd.                103,000    217,635       0.0%
    GCA Savvian Corp.                         19,200    205,071       0.0%
    Gecoss Corp.                              45,100    552,891       0.0%
    Genki Sushi Co., Ltd.                      7,100    149,659       0.0%
#   Genky Stores, Inc.                         5,000    441,164       0.0%
#   Geo Holdings Corp.                       117,200  1,272,983       0.0%
#   GLOBERIDE, Inc.                          337,000    555,594       0.0%
    Glory, Ltd.                              118,300  3,274,227       0.0%
    GMO internet, Inc.                       119,600  1,503,511       0.0%
    GMO Payment Gateway, Inc.                 26,900    690,976       0.0%
    Godo Steel, Ltd.                         381,000    616,856       0.0%
    Goldcrest Co., Ltd.                       56,330  1,107,121       0.0%
    Goldwin, Inc.                             68,000    480,056       0.0%
#*  Gourmet Kineya Co., Ltd.                  28,000    222,805       0.0%
#   Gree, Inc.                               307,600  1,986,011       0.0%
    GS Yuasa Corp.                           912,000  4,287,557       0.1%
#   GSI Creos Corp.                          147,000    167,936       0.0%
    Gulliver International Co., Ltd.         111,600    872,960       0.0%
#   Gun-Ei Chemical Industry Co., Ltd.       134,000    379,035       0.0%
#   GungHo Online Entertainment, Inc.        213,100    874,808       0.0%
    Gunma Bank, Ltd. (The)                   780,000  5,523,389       0.1%
    Gunze, Ltd.                              480,000  1,290,592       0.0%
    Gurunavi, Inc.                            55,300  1,023,428       0.0%
#   H-One Co., Ltd.                           20,800    128,000       0.0%
    H2O Retailing Corp.                      191,660  3,448,486       0.0%
    Hachijuni Bank, Ltd. (The)               711,000  5,542,759       0.1%
    Hagihara Industries, Inc.                  9,200    156,905       0.0%
    Hagoromo Foods Corp.                       3,000     29,827       0.0%
    Hakudo Co., Ltd.                           5,600     62,578       0.0%
    Hakuhodo DY Holdings, Inc.               319,500  3,419,181       0.0%
    Hakuto Co., Ltd.                          38,700    470,256       0.0%
    Hamakyorex Co., Ltd.                      21,500    801,436       0.0%
    Hamamatsu Photonics K.K.                  86,600  2,525,986       0.0%
    Hankyu Hanshin Holdings, Inc.          1,363,000  8,227,169       0.1%
    Hanwa Co., Ltd.                          536,000  2,215,864       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Happinet Corp.                           31,900 $   367,792       0.0%
    Hard Off Corp. Co., Ltd.                 20,800     206,389       0.0%
    Harima Chemicals Group, Inc.             22,000      88,246       0.0%
    Harmonic Drive Systems, Inc.             27,200     574,455       0.0%
    Haruyama Trading Co., Ltd.                6,500      42,889       0.0%
    Haseko Corp.                            358,600   3,540,920       0.0%
*   Hayashikane Sangyo Co., Ltd.             39,000      34,309       0.0%
    Hazama Ando Corp.                       506,080   2,871,495       0.0%
    Heiwa Corp.                             127,100   2,649,971       0.0%
    Heiwa Real Estate Co., Ltd.             131,700   1,787,394       0.0%
    Heiwado Co., Ltd.                        82,700   1,985,991       0.0%
    HI-LEX Corp.                             16,100     515,287       0.0%
    Hibiya Engineering, Ltd.                 18,300     242,820       0.0%
    Hiday Hidaka Corp.                       22,396     544,441       0.0%
#   Higashi Nihon House Co., Ltd.           134,000     625,078       0.0%
    Higashi-Nippon Bank, Ltd. (The)         334,000   1,180,844       0.0%
    Higo Bank, Ltd. (The)                   323,000   2,076,013       0.0%
    Hikari Tsushin, Inc.                     22,100   1,475,011       0.0%
#   Himaraya Co., Ltd.                        6,000      52,707       0.0%
    Hino Motors, Ltd.                       136,500   1,780,749       0.0%
    Hioki EE Corp.                            6,500     128,369       0.0%
    Hiramatsu, Inc.                          46,800     247,400       0.0%
    Hiroshima Bank, Ltd. (The)            1,031,000   6,021,888       0.1%
    Hiroshima Gas Co., Ltd.                  19,500      76,064       0.0%
#   HIS Co., Ltd.                            45,700   1,523,299       0.0%
    Hisaka Works, Ltd.                       11,000     100,927       0.0%
    Hisamitsu Pharmaceutical Co., Inc.       42,300   1,822,874       0.0%
    Hitachi Capital Corp.                   160,500   3,636,149       0.0%
    Hitachi Chemical Co., Ltd.              172,500   3,338,899       0.0%
#   Hitachi Construction Machinery Co.,
      Ltd.                                  179,400   3,184,999       0.0%
    Hitachi High-Technologies Corp.          93,900   2,721,187       0.0%
    Hitachi Koki Co., Ltd.                  149,500   1,229,532       0.0%
    Hitachi Kokusai Electric, Inc.          189,000   2,617,795       0.0%
    Hitachi Metals, Ltd.                    172,730   2,701,363       0.0%
    Hitachi Transport System, Ltd.          122,200   1,970,760       0.0%
    Hitachi Zosen Corp.                     440,200   2,426,784       0.0%
    Hitachi, Ltd.                         3,815,000  26,029,373       0.2%
    Hitachi, Ltd. ADR                        87,223   5,922,442       0.1%
#   Hochiki Corp.                            59,800     421,477       0.0%
    Hodogaya Chemical Co., Ltd.             125,000     208,860       0.0%
    Hogy Medical Co., Ltd.                   26,400   1,271,046       0.0%
#*  Hokkaido Electric Power Co., Inc.       215,300   1,985,625       0.0%
#   Hokkaido Gas Co., Ltd.                   76,000     179,348       0.0%
    Hokkan Holdings, Ltd.                    70,000     163,273       0.0%
    Hokko Chemical Industry Co., Ltd.        27,000      98,928       0.0%
    Hokkoku Bank, Ltd. (The)                666,000   2,412,428       0.0%
    Hokuetsu Bank, Ltd. (The)               415,000     833,577       0.0%
    Hokuetsu Industries Co., Ltd.            59,400     477,854       0.0%
    Hokuetsu Kishu Paper Co., Ltd.          396,995   2,159,493       0.0%
    Hokuhoku Financial Group, Inc.        2,466,000   5,897,269       0.1%
#   Hokuriku Electric Industry Co., Ltd.    199,000     313,600       0.0%
    Hokuriku Electric Power Co.             182,800   2,702,456       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
#   Hokuriku Electrical Construction
      Co., Ltd.                               2,000 $    14,200       0.0%
    Hokuto Corp.                             48,100     863,852       0.0%
    Honda Motor Co., Ltd.                 1,073,700  35,996,179       0.3%
#   Honda Motor Co., Ltd. Sponsored ADR     406,561  13,631,990       0.1%
    Honeys Co., Ltd.                         52,730     475,978       0.0%
#   Hoosiers Holdings                        85,900     413,471       0.0%
    Horiba, Ltd.                             86,200   3,236,917       0.0%
    Hoshizaki Electric Co., Ltd.             29,300   1,723,776       0.0%
    Hosokawa Micron Corp.                    73,000     380,073       0.0%
#   House Foods Group, Inc.                 131,100   2,677,213       0.0%
    Howa Machinery, Ltd.                     23,300     143,801       0.0%
    Hoya Corp.                              118,100   4,551,676       0.1%
    Hurxley Corp.                             2,200      19,130       0.0%
    Hyakugo Bank, Ltd. (The)                605,000   2,974,135       0.0%
    Hyakujushi Bank, Ltd. (The)             507,000   1,740,409       0.0%
    I-Net Corp.                               8,800      70,590       0.0%
    Ibiden Co., Ltd.                        311,200   5,442,771       0.1%
    IBJ Leasing Co., Ltd.                    18,700     418,158       0.0%
    Ichibanya Co., Ltd.                      11,800     530,135       0.0%
    Ichiken Co., Ltd.                        78,000     202,596       0.0%
#   Ichikoh Industries, Ltd.                128,000     291,808       0.0%
    ICHINEN HOLDINGS Co., Ltd.               49,272     442,276       0.0%
    Ichiyoshi Securities Co., Ltd.           94,100   1,010,280       0.0%
    Idec Corp.                               56,700     513,133       0.0%
    Idemitsu Kosan Co., Ltd.                213,800   4,141,692       0.1%
#   Ihara Chemical Industry Co., Ltd.        57,500     749,989       0.0%
    IHI Corp.                               938,000   4,300,381       0.1%
    Iida Group Holdings Co., Ltd.           172,996   2,321,900       0.0%
    Iino Kaiun Kaisha, Ltd.                 234,800   1,235,042       0.0%
*   IJT Technology Holdings Co., Ltd.        22,760     102,062       0.0%
#   Ikegami Tsushinki Co., Ltd.             130,000     200,425       0.0%
    Ikyu Corp.                               20,600     401,995       0.0%
    Imagica Robot Holdings, Inc.              8,800      50,946       0.0%
#   Imasen Electric Industrial               46,100     571,396       0.0%
    Imperial Hotel, Ltd.                     15,100     333,559       0.0%
    Inaba Denki Sangyo Co., Ltd.             55,500   2,006,711       0.0%
    Inaba Seisakusho Co., Ltd.                1,800      21,440       0.0%
    Inabata & Co., Ltd.                     118,000   1,241,343       0.0%
    Inageya Co., Ltd.                        27,800     312,163       0.0%
    Ines Corp.                               71,500     678,346       0.0%
    Infocom Corp.                            40,400     342,697       0.0%
    Information Services
      International-Dentsu, Ltd.             33,700     347,975       0.0%
    Innotech Corp.                           43,200     178,896       0.0%
    Intage Holdings, Inc.                    12,000     212,877       0.0%
    Internet Initiative Japan, Inc.          88,900   1,503,150       0.0%
#   Inui Global Logistics Co., Ltd.          14,300     119,754       0.0%
    Iriso Electronics Co., Ltd.              15,500   1,075,685       0.0%
    Ise Chemical Corp.                       18,000     108,735       0.0%
#   Iseki & Co., Ltd.                       623,000   1,288,374       0.0%
    Isetan Mitsukoshi Holdings, Ltd.        247,940   4,011,606       0.1%
*   Ishihara Sangyo Kaisha, Ltd.          1,044,000   1,036,029       0.0%
    Ishii Iron Works Co., Ltd.               29,000      53,127       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
#*  Ishizuka Glass Co., Ltd.                 12,000 $    26,841       0.0%
    Isuzu Motors, Ltd.                      378,200   5,012,591       0.1%
    IT Holdings Corp.                       226,000   4,450,371       0.1%
*   Itfor, Inc.                              21,800      82,979       0.0%
#   Ito En, Ltd.                             67,900   1,410,862       0.0%
    ITOCHU Corp.                          1,074,600  13,231,622       0.1%
    Itochu Enex Co., Ltd.                   139,000   1,255,204       0.0%
    Itochu Techno-Solutions Corp.            92,400   2,104,314       0.0%
    Itochu-Shokuhin Co., Ltd.                10,400     366,271       0.0%
#   Itoham Foods, Inc.                      308,000   1,663,807       0.0%
    Itoki Corp.                             115,400     683,732       0.0%
    IwaiCosmo Holdings, Inc.                 61,100     819,534       0.0%
    Iwaki & Co., Ltd.                        32,000      64,956       0.0%
    Iwasaki Electric Co., Ltd.              175,000     404,074       0.0%
#   Iwatani Corp.                           587,000   3,970,154       0.1%
*   Iwatsu Electric Co., Ltd.               123,000      98,116       0.0%
    Iyo Bank, Ltd. (The)                    434,157   5,408,280       0.1%
    Izumi Co., Ltd.                          57,500   2,277,352       0.0%
#*  Izutsuya Co., Ltd.                      204,000     109,170       0.0%
    J Front Retailing Co., Ltd.             499,100   8,316,850       0.1%
    J-Oil Mills, Inc.                       293,000     990,657       0.0%
#   Jalux, Inc.                               6,300     129,121       0.0%
    Jamco Corp.                              17,600     502,768       0.0%
#*  Janome Sewing Machine Co., Ltd.         633,000     752,370       0.0%
    Japan Airlines Co., Ltd.                  1,200      40,011       0.0%
#   Japan Airport Terminal Co., Ltd.         60,100   3,383,324       0.0%
    Japan Aviation Electronics Industry,
      Ltd.                                  132,000   3,170,883       0.0%
#*  Japan Communications, Inc.              178,100     653,346       0.0%
    Japan Digital Laboratory Co., Ltd.       21,100     321,341       0.0%
#   Japan Drilling Co., Ltd.                 16,400     550,822       0.0%
    Japan Exchange Group, Inc.              137,500   3,972,670       0.1%
#   Japan Medical Dynamic Marketing, Inc.    21,400      95,040       0.0%
    Japan Oil Transportation Co., Ltd.        2,000       4,148       0.0%
    Japan Pulp & Paper Co., Ltd.            149,000     408,780       0.0%
    Japan Radio Co., Ltd.                   139,000     523,129       0.0%
#   Japan Steel Works, Ltd. (The)           745,000   3,438,101       0.0%
    Japan Tobacco, Inc.                     249,900   8,726,724       0.1%
    Japan Transcity Corp.                    74,000     239,562       0.0%
    Japan Vilene Co., Ltd.                   86,000     432,113       0.0%
    Japan Wool Textile Co., Ltd. (The)      119,000     894,519       0.0%
    JBCC Holdings, Inc.                      28,900     198,389       0.0%
    JCU Corp.                                 7,400     308,884       0.0%
    Jeol, Ltd.                              256,000   1,295,860       0.0%
    JFE Holdings, Inc.                      334,908   7,560,496       0.1%
    JGC Corp.                               220,000   4,578,389       0.1%
    Jimoto Holdings, Inc.                     6,000      11,408       0.0%
#   Jin Co., Ltd.                            21,000     807,937       0.0%
    JK Holdings Co., Ltd.                    10,900      54,445       0.0%
    JMS Co., Ltd.                            40,000      98,989       0.0%
    Joban Kosan Co., Ltd.                    65,000      83,541       0.0%
    Joshin Denki Co., Ltd.                   63,000     505,403       0.0%
    Jowa Holdings Co., Ltd.                  31,600   1,281,173       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Joyo Bank, Ltd. (The)                   585,000 $ 3,199,916       0.0%
#   JP-Holdings, Inc.                       105,700     302,758       0.0%
#   JSP Corp.                                27,700     524,753       0.0%
    JSR Corp.                               155,200   2,647,313       0.0%
    JTEKT Corp.                             342,200   5,828,244       0.1%
    Juki Corp.                              307,000     907,987       0.0%
    Juroku Bank, Ltd. (The)                 584,000   2,324,978       0.0%
*   Justsystems Corp.                        43,500     274,433       0.0%
    JVC Kenwood Corp.                       392,570   1,192,414       0.0%
    JX Holdings, Inc.                     2,559,470  11,145,678       0.1%
    K&O Energy Group, Inc.                   21,000     263,294       0.0%
#   K's Holdings Corp.                      107,720   3,596,744       0.0%
    kabu.com Securities Co., Ltd.           230,800   1,684,444       0.0%
    Kabuki-Za Co., Ltd.                       1,000      41,810       0.0%
*   Kadokawa Dwango                          76,753   1,208,114       0.0%
    Kaga Electronics Co., Ltd.               51,800     625,914       0.0%
#   Kagome Co., Ltd.                         56,200     881,369       0.0%
    Kagoshima Bank, Ltd. (The)              410,000   2,951,175       0.0%
    Kajima Corp.                            521,000   2,488,725       0.0%
#   Kakaku.com, Inc.                        131,900   2,045,501       0.0%
    Kaken Pharmaceutical Co., Ltd.          114,000   4,073,884       0.1%
#   Kakiyasu Honten Co., Ltd.                 1,200      18,704       0.0%
    Kameda Seika Co., Ltd.                   27,000   1,099,621       0.0%
    Kamei Corp.                              49,000     359,201       0.0%
    Kamigumi Co., Ltd.                      456,000   4,565,541       0.1%
    Kanaden Corp.                            27,000     194,308       0.0%
#   Kanagawa Chuo Kotsu Co., Ltd.            24,000     114,930       0.0%
    Kanamoto Co., Ltd.                       84,000   2,456,900       0.0%
    Kandenko Co., Ltd.                      299,000   1,896,967       0.0%
    Kaneka Corp.                            689,000   4,803,632       0.1%
    Kanematsu Corp.                       1,219,000   1,915,383       0.0%
    Kanematsu Electronics, Ltd.              10,900     166,231       0.0%
*   Kansai Electric Power Co., Inc. (The)   297,600   2,990,845       0.0%
    Kansai Paint Co., Ltd.                  163,000   2,905,552       0.0%
    Kansai Super Market, Ltd.                 1,500      10,002       0.0%
    Kansai Urban Banking Corp.               68,300     746,850       0.0%
    Kanto Denka Kogyo Co., Ltd.             154,000     959,928       0.0%
    Kao Corp.                               101,600   4,865,520       0.1%
*   Kappa Create Holdings Co., Ltd.           2,900      26,885       0.0%
    Kasai Kogyo Co., Ltd.                    81,300     694,752       0.0%
#   Katakura Chikkarin Co., Ltd.             20,000      49,927       0.0%
    Katakura Industries Co., Ltd.            63,800     688,207       0.0%
    Kato Sangyo Co., Ltd.                    55,700   1,178,964       0.0%
    Kato Works Co., Ltd.                    147,128     942,355       0.0%
    KAWADA TECHNOLOGIES, Inc.                 6,800     212,179       0.0%
#   Kawai Musical Instruments
      Manufacturing Co., Ltd.                20,100     428,396       0.0%
    Kawakin Holdings Co., Ltd.               10,000      25,366       0.0%
    Kawasaki Heavy Industries, Ltd.       1,083,000   5,581,626       0.1%
#   Kawasaki Kasei Chemicals, Ltd.           23,000      30,032       0.0%
    Kawasaki Kinkai Kisen Kaisha, Ltd.       28,000      95,218       0.0%
#   Kawasaki Kisen Kaisha, Ltd.           2,196,000   5,672,515       0.1%
    Kawasumi Laboratories, Inc.              24,200     184,977       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    KDDI Corp.                              623,700 $14,758,200       0.1%
    Keihan Electric Railway Co., Ltd.       773,000   4,483,286       0.1%
    Keihanshin Building Co., Ltd.            77,500     457,661       0.0%
    Keihin Co., Ltd.                         95,000     153,707       0.0%
    Keihin Corp.                            144,900   2,373,403       0.0%
    Keikyu Corp.                            199,000   1,581,893       0.0%
    Keio Corp.                              244,000   1,884,562       0.0%
    Keisei Electric Railway Co., Ltd.       228,000   2,702,630       0.0%
    Keiyo Bank, Ltd. (The)                  391,000   2,314,470       0.0%
#   Keiyo Co., Ltd.                          68,400     319,114       0.0%
    Kenko Mayonnaise Co., Ltd.               15,000     206,474       0.0%
    Kewpie Corp.                            144,600   3,528,032       0.0%
#   KEY Coffee, Inc.                         38,800     586,425       0.0%
    Keyence Corp.                             4,905   2,618,526       0.0%
#   KFC Holdings Japan, Ltd.                  5,000      94,224       0.0%
*   KI Holdings Co., Ltd.                    20,000      98,654       0.0%
    Kikkoman Corp.                          101,050   2,881,829       0.0%
    Kimoto Co., Ltd.                        100,700     248,274       0.0%
    Kimura Chemical Plants Co., Ltd.         13,800      59,811       0.0%
    Kinden Corp.                             98,000   1,376,476       0.0%
    King Jim Co., Ltd.                        3,500      28,275       0.0%
#*  Kintetsu Department Store Co., Ltd.      38,000     104,086       0.0%
    Kintetsu Group Holdings Co., Ltd.       798,000   2,826,261       0.0%
    Kintetsu World Express, Inc.             30,500   1,404,911       0.0%
    Kinugawa Rubber Industrial Co., Ltd.    159,000     731,183       0.0%
    Kirin Holdings Co., Ltd.                674,080   8,922,262       0.1%
    Kirindo Holdings Co., Ltd.                2,700      25,129       0.0%
    Kita-Nippon Bank, Ltd. (The)             12,400     340,039       0.0%
    Kitagawa Iron Works Co., Ltd.           283,000     596,511       0.0%
    Kitamura Co., Ltd.                          900       5,870       0.0%
    Kitano Construction Corp.                93,000     278,907       0.0%
#   Kito Corp.                               51,000     496,445       0.0%
    Kitz Corp.                              243,800   1,236,433       0.0%
    Kiyo Bank, Ltd. (The)                   103,200   1,479,832       0.0%
#*  KLab, Inc.                               53,500     639,904       0.0%
*   KNT-CT Holdings Co., Ltd.               322,000     454,667       0.0%
    Koa Corp.                                96,600     989,517       0.0%
    Koatsu Gas Kogyo Co., Ltd.               38,000     197,810       0.0%
    Kobayashi Pharmaceutical Co., Ltd.       21,200   1,485,460       0.0%
#   Kobe Bussan Co., Ltd.                     3,600     153,177       0.0%
    Kobe Steel, Ltd.                      7,213,000  13,110,267       0.1%
#   Kobelco Eco-Solutions Co., Ltd.          26,000     148,550       0.0%
    Kogi Corp.                               13,000      22,817       0.0%
#   Kohnan Shoji Co., Ltd.                   82,400     919,076       0.0%
    Kohsoku Corp.                             9,300      70,152       0.0%
    Koike Sanso Kogyo Co., Ltd.              40,000     118,166       0.0%
    Koito Manufacturing Co., Ltd.           152,000   5,318,832       0.1%
    Kojima Co., Ltd.                         85,600     232,787       0.0%
#   Kokusai Co., Ltd.                        11,800     184,735       0.0%
    Kokuyo Co., Ltd.                        223,464   2,041,257       0.0%
#   KOMAIHALTEC, Inc.                       121,000     256,031       0.0%
    Komatsu Seiren Co., Ltd.                 44,000     198,964       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
JAPAN -- (Continued)
    Komatsu, Ltd.                           648,800 $13,053,284       0.1%
    Komeri Co., Ltd.                         89,500   2,014,160       0.0%
    Konaka Co., Ltd.                         61,380     368,680       0.0%
    Konami Corp.                            173,962   3,192,573       0.0%
    Kondotec, Inc.                           26,400     171,304       0.0%
    Konica Minolta, Inc.                    730,400   8,065,148       0.1%
    Konishi Co., Ltd.                        47,400     831,029       0.0%
    Konoike Transport Co., Ltd.               3,000      32,078       0.0%
    Kosaido Co., Ltd.                           600       3,591       0.0%
    Kose Corp.                               50,000   3,260,641       0.0%
#   Kosei Securities Co., Ltd. (The)        115,000     230,166       0.0%
    Koshidaka Holdings Co., Ltd.             10,200     211,143       0.0%
#   Kotobuki Spirits Co., Ltd.                8,000     169,347       0.0%
    Kourakuen Corp.                           3,400      43,759       0.0%
    Krosaki Harima Corp.                    142,000     302,242       0.0%
    KRS Corp.                                13,900     197,925       0.0%
#   KU Holdings Co., Ltd.                    15,600      90,890       0.0%
    Kubota Corp.                             86,000   1,345,987       0.0%
    Kubota Corp. Sponsored ADR               43,682   3,400,644       0.0%
#   Kumagai Gumi Co., Ltd.                  439,000   1,402,326       0.0%
    Kumiai Chemical Industry Co., Ltd.       77,000     679,944       0.0%
#   Kura Corp.                               30,500   1,176,271       0.0%
    Kurabo Industries, Ltd.                 469,000     821,869       0.0%
    Kuraray Co., Ltd.                       296,000   4,002,726       0.1%
    Kuraudia Co., Ltd.                        2,400      12,776       0.0%
#   Kureha Corp.                            429,000   1,963,369       0.0%
    Kurimoto, Ltd.                          323,000     620,387       0.0%
    Kurita Water Industries, Ltd.           164,400   4,271,840       0.1%
    Kuroda Electric Co., Ltd.                95,700   1,720,384       0.0%
    Kusuri No Aoki Co., Ltd.                 11,700     861,574       0.0%
    KYB Co., Ltd.                           606,000   2,300,916       0.0%
    Kyocera Corp.                            60,230   3,144,094       0.0%
    Kyocera Corp. Sponsored ADR              56,300   2,925,348       0.0%
    Kyodo Printing Co., Ltd.                202,000     627,141       0.0%
    Kyoei Sangyo Co., Ltd.                   21,000      35,636       0.0%
#   Kyoei Steel, Ltd.                        54,000     884,528       0.0%
    Kyokuto Boeki Kaisha, Ltd.               16,000      29,066       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.         67,700     753,072       0.0%
    Kyokuto Securities Co., Ltd.             62,100     928,222       0.0%
    Kyokuyo Co., Ltd.                       218,000     502,913       0.0%
    KYORIN Holdings, Inc.                   112,600   2,590,000       0.0%
    Kyoritsu Maintenance Co., Ltd.           36,887   1,781,694       0.0%
    Kyoritsu Printing Co., Ltd.              47,600     117,167       0.0%
    Kyosan Electric Manufacturing Co., Ltd. 117,000     369,743       0.0%
#   Kyoto Kimono Yuzen Co., Ltd.             20,500     176,277       0.0%
    Kyowa Electronics Instruments Co., Ltd.  34,800     141,964       0.0%
    Kyowa Exeo Corp.                        227,200   2,650,621       0.0%
    Kyowa Hakko Kirin Co., Ltd.             229,000   3,352,273       0.0%
    Kyudenko Corp.                          111,000   1,475,963       0.0%
*   Kyushu Electric Power Co., Inc.         176,500   1,882,398       0.0%
#   LAC Co., Ltd.                            13,800     139,163       0.0%
    Land Business Co., Ltd.                  17,200      57,716       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
#*  Laox Co., Ltd.                          169,000 $   473,348       0.0%
    Lasertec Corp.                           40,300     562,636       0.0%
    Lawson, Inc.                             34,600   2,488,084       0.0%
    LEC, Inc.                                 7,400      90,404       0.0%
*   Leopalace21 Corp.                       602,800   3,476,621       0.0%
    Life Corp.                               30,100     524,868       0.0%
#   Link And Motivation, Inc.                51,100      75,442       0.0%
    Lintec Corp.                            110,600   2,712,977       0.0%
#   Lion Corp.                              362,000   2,218,730       0.0%
#*  Livesense, Inc.                          25,500     129,145       0.0%
#   LIXIL Group Corp.                       254,819   5,311,328       0.1%
    Lonseal Corp.                            23,000      34,145       0.0%
    Look, Inc.                              102,000     197,354       0.0%
    M3, Inc.                                 56,300   1,063,815       0.0%
#*  Macnica Fuji Electronics Holdings,
      Inc.                                   88,750   1,093,394       0.0%
    Maeda Corp.                             240,000   1,745,970       0.0%
#   Maeda Kosen Co., Ltd.                    32,600     305,659       0.0%
    Maeda Road Construction Co., Ltd.       156,000   2,570,973       0.0%
    Maezawa Kasei Industries Co., Ltd.       10,000     101,650       0.0%
    Maezawa Kyuso Industries Co., Ltd.       15,400     195,242       0.0%
    Makino Milling Machine Co., Ltd.        303,000   2,767,490       0.0%
    Makita Corp.                             93,300   4,656,067       0.1%
    Makita Corp. Sponsored ADR               12,396     622,279       0.0%
#   Mamiya-Op Co., Ltd.                     148,000     262,967       0.0%
    Mandom Corp.                             31,800   1,225,698       0.0%
    Mani, Inc.                                5,500     368,129       0.0%
    Mars Engineering Corp.                   28,300     501,089       0.0%
    Marubeni Corp.                        1,608,559   9,960,284       0.1%
    Marubun Corp.                            37,100     240,803       0.0%
    Marudai Food Co., Ltd.                  245,000     881,875       0.0%
#*  Maruei Department Store Co., Ltd.        27,000      30,401       0.0%
#   Marufuji Sheet Piling Co., Ltd.          16,000      46,194       0.0%
    Maruha Nichiro Corp.                     62,582     868,708       0.0%
    Marui Group Co., Ltd.                   443,800   4,844,789       0.1%
    Maruka Machinery Co., Ltd.               11,400     196,913       0.0%
#   Marusan Securities Co., Ltd.            133,900   1,337,613       0.0%
    Maruwa Co., Ltd.                         23,800     539,273       0.0%
#   Maruyama Manufacturing Co., Inc.        106,000     209,492       0.0%
#*  Maruzen CHI Holdings Co., Ltd.            6,400      19,869       0.0%
    Maruzen Showa Unyu Co., Ltd.            116,000     398,878       0.0%
#   Marvelous, Inc.                          57,700     767,928       0.0%
    Matsuda Sangyo Co., Ltd.                 30,362     389,999       0.0%
    Matsui Construction Co., Ltd.            31,000     174,244       0.0%
    Matsui Securities Co., Ltd.              82,900     770,246       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.      84,700   3,084,011       0.0%
    Matsuya Co., Ltd.                         4,000      60,278       0.0%
#   Matsuya Foods Co., Ltd.                  18,700     372,075       0.0%
    Max Co., Ltd.                            62,000     700,398       0.0%
    Maxvalu Tokai Co., Ltd.                  10,900     156,810       0.0%
    Mazda Motor Corp.                       555,200  10,883,027       0.1%
#   McDonald's Holdings Co. Japan, Ltd.      46,400   1,007,376       0.0%
    MEC Co., Ltd.                            37,800     259,912       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Medical System Network Co., Ltd.         14,600 $    63,894       0.0%
    Medipal Holdings Corp.                  276,500   3,772,150       0.0%
*   Megachips Corp.                          47,200     556,419       0.0%
    Megmilk Snow Brand Co., Ltd.            127,200   1,525,282       0.0%
    Meidensha Corp.                         613,000   2,032,600       0.0%
    MEIJI Holdings Co., Ltd.                 62,610   7,192,670       0.1%
    Meiji Shipping Co., Ltd.                  9,800      31,336       0.0%
#   Meiko Electronics Co., Ltd.              54,300     178,983       0.0%
    Meiko Network Japan Co., Ltd.            34,700     428,981       0.0%
    Meisei Industrial Co., Ltd.              93,000     508,148       0.0%
    Meitec Corp.                             36,300   1,168,966       0.0%
    Meito Sangyo Co., Ltd.                   12,900     130,467       0.0%
#   Meito Transportation Co., Ltd.            1,300       8,002       0.0%
    Meiwa Corp.                              58,300     210,969       0.0%
#   Meiwa Estate Co., Ltd.                   26,500     106,256       0.0%
#   Melco Holdings, Inc.                     37,600     775,708       0.0%
    Mesco, Inc.                               6,000      43,415       0.0%
    Message Co., Ltd.                        23,600     731,652       0.0%
#   Michinoku Bank, Ltd. (The)              216,091     385,775       0.0%
#   Micronics Japan Co., Ltd.                24,300     743,309       0.0%
    Mie Bank, Ltd. (The)                    177,000     408,602       0.0%
    Mikuni Corp.                             15,700      82,123       0.0%
    Milbon Co., Ltd.                         17,736     562,617       0.0%
    Mimasu Semiconductor Industry Co.,
      Ltd.                                   56,300     645,116       0.0%
    Minato Bank, Ltd. (The)                 382,000     940,017       0.0%
    Minebea Co., Ltd.                       473,000   7,252,573       0.1%
    Ministop Co., Ltd.                       46,100     683,534       0.0%
    Miraca Holdings, Inc.                    88,400   4,447,354       0.1%
    Miraial Co., Ltd.                         2,100      25,457       0.0%
    Mirait Holdings Corp.                   195,330   2,207,365       0.0%
    Miroku Jyoho Service Co., Ltd.           42,800     242,504       0.0%
#   Misawa Homes Co., Ltd.                   95,800     846,309       0.0%
    MISUMI Group, Inc.                       67,200   2,521,890       0.0%
    Mitani Corp.                             15,500     334,175       0.0%
    Mitani Sekisan Co., Ltd.                    700      10,703       0.0%
    Mito Securities Co., Ltd.               187,300     703,003       0.0%
    Mitsuba Corp.                           104,600   2,204,642       0.0%
    Mitsubishi Chemical Holdings Corp.    3,264,400  20,324,903       0.2%
    Mitsubishi Corp.                        627,000  13,528,588       0.1%
    Mitsubishi Electric Corp.               514,000   6,712,686       0.1%
    Mitsubishi Estate Co., Ltd.             139,073   3,273,399       0.0%
#   Mitsubishi Gas Chemical Co., Inc.       779,000   4,352,882       0.1%
    Mitsubishi Heavy Industries, Ltd.     2,362,000  13,087,178       0.1%
    Mitsubishi Logistics Corp.              193,000   2,985,467       0.0%
    Mitsubishi Materials Corp.            2,194,200   7,899,066       0.1%
    Mitsubishi Motors Corp.                 622,400   5,726,810       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.    87,300     493,589       0.0%
*   Mitsubishi Paper Mills, Ltd.            823,000     631,634       0.0%
    Mitsubishi Pencil Co., Ltd.              33,700   1,274,180       0.0%
    Mitsubishi Research Institute, Inc.       2,300      52,649       0.0%
    Mitsubishi Shokuhin Co., Ltd.            30,500     644,381       0.0%
    Mitsubishi Steel Manufacturing Co.,
      Ltd.                                  430,000     974,207       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
JAPAN -- (Continued)
    Mitsubishi Tanabe Pharma Corp.          170,600 $ 2,902,777       0.0%
    Mitsubishi UFJ Financial Group, Inc.  6,681,900  47,470,556       0.4%
    Mitsubishi UFJ Financial Group,
      Inc. ADR                            1,800,477  12,783,387       0.1%
    Mitsuboshi Belting Co., Ltd.            113,000     906,110       0.0%
    Mitsui & Co., Ltd.                      589,400   8,243,421       0.1%
    Mitsui & Co., Ltd. Sponsored ADR         15,192   4,296,450       0.1%
#   Mitsui Chemicals, Inc.                2,012,065   6,651,865       0.1%
    Mitsui Engineering & Shipbuilding
      Co., Ltd.                           2,338,000   4,198,334       0.1%
    Mitsui Fudosan Co., Ltd.                118,000   3,498,027       0.0%
    Mitsui High-Tec, Inc.                    70,400     529,705       0.0%
    Mitsui Home Co., Ltd.                    50,000     217,597       0.0%
    Mitsui Matsushima Co., Ltd.             435,000     471,963       0.0%
    Mitsui Mining & Smelting Co., Ltd.    1,959,000   4,654,516       0.1%
#   Mitsui OSK Lines, Ltd.                1,264,000   4,462,814       0.1%
    Mitsui Sugar Co., Ltd.                  241,000     868,482       0.0%
    Mitsui-Soko Holdings Co., Ltd.          347,000   1,215,867       0.0%
    Mitsumura Printing Co., Ltd.             15,000      33,623       0.0%
    Mitsuuroko Group Holdings Co., Ltd.      27,600     132,517       0.0%
    Miura Co., Ltd.                         143,800   1,614,304       0.0%
#   Miyaji Engineering Group, Inc.          167,000     275,998       0.0%
    Miyazaki Bank, Ltd. (The)               386,000   1,534,601       0.0%
    Miyoshi Oil & Fat Co., Ltd.             130,000     156,209       0.0%
    Mizuho Financial Group, Inc.         17,485,260  33,331,795       0.3%
#   Mizuno Corp.                            263,605   1,371,557       0.0%
    Mochida Pharmaceutical Co., Ltd.         23,399   1,599,414       0.0%
#   Modec, Inc.                              14,900     246,830       0.0%
    Monex Group, Inc.                       583,800   1,586,717       0.0%
#   Money Partners Group Co., Ltd.           23,100      70,430       0.0%
    Monogatari Corp. (The)                   14,400     481,902       0.0%
#   MonotaRO Co., Ltd.                       48,500   1,668,782       0.0%
    MORESCO Corp.                            22,400     403,356       0.0%
    Morinaga & Co., Ltd.                    450,000   1,508,644       0.0%
    Morinaga Milk Industry Co., Ltd.        621,000   2,301,159       0.0%
    Morita Holdings Corp.                    79,800     745,666       0.0%
#   Morozoff, Ltd.                           48,000     154,308       0.0%
    Mory Industries, Inc.                    45,000     156,211       0.0%
#   Mr Max Corp.                             35,900      84,828       0.0%
    MS&AD Insurance Group Holdings, Inc.    221,174   6,329,344       0.1%
    MTI, Ltd.                                58,200     415,768       0.0%
    Murata Manufacturing Co., Ltd.           39,100   5,509,736       0.1%
    Musashi Seimitsu Industry Co., Ltd.      75,900   1,606,529       0.0%
    Musashino Bank, Ltd. (The)               78,200   2,831,263       0.0%
#   Mutoh Holdings Co., Ltd.                 83,000     301,915       0.0%
    Nabtesco Corp.                          101,500   2,791,658       0.0%
#   NAC Co., Ltd.                            36,100     305,977       0.0%
    Nachi-Fujikoshi Corp.                   550,000   3,215,933       0.0%
    Nafco Co., Ltd.                             200       2,892       0.0%
    Nagaileben Co., Ltd.                     17,200     310,127       0.0%
#   Nagano Bank, Ltd. (The)                  89,000     149,645       0.0%
    Nagano Keiki Co., Ltd.                    1,700      10,454       0.0%
    Nagase & Co., Ltd.                      212,800   2,812,376       0.0%
    Nagatanien Co., Ltd.                     14,000     130,116       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
#   Nagoya Railroad Co., Ltd.               739,000 $ 2,919,032       0.0%
#*  Naigai Co., Ltd.                        132,000      70,550       0.0%
    Nakabayashi Co., Ltd.                    59,000     110,076       0.0%
    Nakamuraya Co., Ltd.                     41,000     167,125       0.0%
    Nakanishi, Inc.                          11,400     422,424       0.0%
    Nakano Corp.                              1,000       3,660       0.0%
*   Nakayama Steel Works, Ltd.              460,000     360,639       0.0%
    Namura Shipbuilding Co., Ltd.            11,648     106,565       0.0%
    Nankai Electric Railway Co., Ltd.       573,000   2,739,211       0.0%
    Nanto Bank, Ltd. (The)                  364,000   1,315,853       0.0%
#   Natori Co., Ltd.                          9,100     113,561       0.0%
    NDS Co., Ltd.                            58,000     145,815       0.0%
    NEC Capital Solutions, Ltd.              18,800     292,084       0.0%
    NEC Corp.                             5,101,800  16,973,746       0.1%
    NEC Networks & System Integration
      Corp.                                  62,600   1,341,449       0.0%
    NET One Systems Co., Ltd.               186,500   1,339,424       0.0%
    Neturen Co., Ltd.                        94,000     699,816       0.0%
#*  New Japan Chemical Co., Ltd.             57,600     109,001       0.0%
*   New Japan Radio Co., Ltd.                43,000     191,890       0.0%
    Nexon Co., Ltd.                         125,900   1,605,865       0.0%
    Next Co., Ltd.                           40,700     396,354       0.0%
    NGK Insulators, Ltd.                    156,000   3,504,344       0.0%
    NGK Spark Plug Co., Ltd.                145,200   4,066,082       0.1%
    NH Foods, Ltd.                          185,000   4,041,978       0.1%
    NHK Spring Co., Ltd.                    418,700   4,793,508       0.1%
    Nice Holdings, Inc.                     106,000     171,081       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.      107,150   2,255,587       0.0%
    Nichia Steel Works, Ltd.                 41,000     116,685       0.0%
#   Nichias Corp.                           247,000   1,490,434       0.0%
    Nichiban Co., Ltd.                       38,000     148,504       0.0%
    Nichicon Corp.                          154,400   1,424,403       0.0%
    Nichiden Corp.                            6,700     151,661       0.0%
    Nichiha Corp.                            68,400     758,794       0.0%
#   Nichii Gakkan Co.                       124,400   1,155,062       0.0%
    Nichimo Co., Ltd.                        48,000      78,676       0.0%
    Nichirei Corp.                          769,000   4,059,125       0.1%
    Nichireki Co., Ltd.                      83,000     740,229       0.0%
    Nidec Corp.                              35,878   2,683,830       0.0%
    Nidec Corp. ADR                          19,800     369,666       0.0%
    Nifco, Inc.                             119,300   4,225,154       0.1%
    NIFTY Corp.                              16,300     207,607       0.0%
    Nihon Chouzai Co., Ltd.                   6,880     338,447       0.0%
#   Nihon Dempa Kogyo Co., Ltd.              53,000     438,230       0.0%
    Nihon Eslead Corp.                        1,200      12,018       0.0%
    Nihon Kagaku Sangyo Co., Ltd.            11,000      73,895       0.0%
    Nihon Kohden Corp.                       99,600   2,617,134       0.0%
    Nihon M&A Center, Inc.                   53,800   1,872,209       0.0%
    Nihon Nohyaku Co., Ltd.                 128,700   1,351,236       0.0%
    Nihon Parkerizing Co., Ltd.             144,600   1,643,931       0.0%
#   Nihon Plast Co., Ltd.                    12,600     105,067       0.0%
    Nihon Tokushu Toryo Co., Ltd.             6,000      40,778       0.0%
#   Nihon Trim Co., Ltd.                     16,300     501,289       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
    Nihon Unisys, Ltd.                       174,700 $1,657,898       0.0%
    Nihon Yamamura Glass Co., Ltd.           156,000    229,711       0.0%
    Nikkiso Co., Ltd.                        175,900  1,645,442       0.0%
    Nikko Co., Ltd.                           33,000    136,300       0.0%
#   Nikon Corp.                              331,000  4,706,314       0.1%
    Nippo Corp.                              152,000  2,542,055       0.0%
    Nippon Air Conditioning Services Co.,
      Ltd.                                     2,600     17,739       0.0%
    Nippon Beet Sugar Manufacturing Co.,
      Ltd.                                   209,000    345,945       0.0%
#   Nippon Carbide Industries Co., Inc.      217,000    422,599       0.0%
    Nippon Carbon Co., Ltd.                  299,000    925,598       0.0%
*   Nippon Chemi-Con Corp.                   500,000  1,507,657       0.0%
#   Nippon Chemical Industrial Co., Ltd.     249,000    551,314       0.0%
    Nippon Chemiphar Co., Ltd.                70,000    348,334       0.0%
    Nippon Chutetsukan K.K.                   46,000     86,505       0.0%
    Nippon Coke & Engineering Co., Ltd.      526,800    513,300       0.0%
#   Nippon Concrete Industries Co., Ltd.     117,800    477,113       0.0%
    Nippon Denko Co., Ltd.                   371,050    909,209       0.0%
#   Nippon Densetsu Kogyo Co., Ltd.           82,400  1,383,688       0.0%
    Nippon Electric Glass Co., Ltd.          895,000  5,089,568       0.1%
    Nippon Express Co., Ltd.                 833,000  4,781,793       0.1%
    Nippon Felt Co., Ltd.                     15,100     66,443       0.0%
    Nippon Filcon Co., Ltd.                   16,300     69,991       0.0%
    Nippon Fine Chemical Co., Ltd.            23,700    192,066       0.0%
    Nippon Flour Mills Co., Ltd.             385,000  1,899,679       0.0%
    Nippon Gas Co., Ltd.                      58,600  1,461,371       0.0%
    Nippon Hume Corp.                         47,800    328,832       0.0%
    Nippon Kanzai Co., Ltd.                    8,000    192,083       0.0%
    Nippon Kasei Chemical Co., Ltd.           26,000     34,479       0.0%
    Nippon Kayaku Co., Ltd.                  291,000  3,517,749       0.0%
#*  Nippon Kinzoku Co., Ltd.                 131,000    157,431       0.0%
#   Nippon Kodoshi Corp.                       8,300     93,770       0.0%
    Nippon Koei Co., Ltd.                    205,000    861,824       0.0%
    Nippon Konpo Unyu Soko Co., Ltd.         153,400  2,703,091       0.0%
#   Nippon Koshuha Steel Co., Ltd.           244,000    240,219       0.0%
    Nippon Light Metal Holdings Co., Ltd.  1,516,300  2,348,975       0.0%
    Nippon Paint Holdings Co., Ltd.           98,000  3,282,775       0.0%
    Nippon Paper Industries Co., Ltd.        256,402  4,471,155       0.1%
#   Nippon Parking Development Co., Ltd.     335,600    506,672       0.0%
    Nippon Pillar Packing Co., Ltd.           47,100    417,244       0.0%
    Nippon Piston Ring Co., Ltd.             251,000    513,168       0.0%
#   Nippon Rietec Co., Ltd.                    3,000     21,247       0.0%
    Nippon Road Co., Ltd. (The)              202,000  1,089,897       0.0%
    Nippon Seiki Co., Ltd.                    61,000  1,226,447       0.0%
    Nippon Seisen Co., Ltd.                   57,000    294,848       0.0%
#   Nippon Sharyo, Ltd.                      142,000    409,407       0.0%
*   Nippon Sheet Glass Co., Ltd.           2,303,000  2,332,994       0.0%
    Nippon Shinyaku Co., Ltd.                 81,000  2,708,118       0.0%
    Nippon Shokubai Co., Ltd.                228,000  3,147,917       0.0%
    Nippon Signal Co., Ltd. (The)            118,300  1,132,845       0.0%
    Nippon Soda Co., Ltd.                    322,000  2,011,700       0.0%
    Nippon Steel & Sumikin Bussan Corp.      529,000  1,802,003       0.0%
    Nippon Steel & Sumikin Texeng Co.,
      Ltd.                                   106,000    572,166       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Nippon Steel & Sumitomo Metal Corp.   6,938,540 $18,048,642       0.1%
    Nippon Suisan Kaisha, Ltd.              870,300   2,642,128       0.0%
    Nippon Synthetic Chemical Industry
      Co., Ltd. (The)                       166,000   1,161,751       0.0%
    Nippon Systemware Co., Ltd.               1,500      10,633       0.0%
    Nippon Telegraph & Telephone Corp.       40,700   2,748,266       0.0%
#   Nippon Telegraph & Telephone Corp.
      ADR                                    69,600   2,344,128       0.0%
    Nippon Thompson Co., Ltd.               207,000   1,179,331       0.0%
    Nippon Tungsten Co., Ltd.                31,000      48,836       0.0%
    Nippon Valqua Industries, Ltd.          165,000     428,274       0.0%
#*  Nippon Yakin Kogyo Co., Ltd.            321,100     641,009       0.0%
    Nippon Yusen K.K.                     2,044,904   6,428,163       0.1%
    Nipro Corp.                             430,200   4,128,349       0.1%
    Nishi-Nippon City Bank, Ltd. (The)    1,451,000   4,623,526       0.1%
    Nishi-Nippon Railroad Co., Ltd.         482,000   2,113,616       0.0%
    Nishimatsu Construction Co., Ltd.       586,000   2,158,233       0.0%
#   Nishimatsuya Chain Co., Ltd.             91,100     846,599       0.0%
    Nishio Rent All Co., Ltd.                51,800   1,474,763       0.0%
    Nissan Chemical Industries, Ltd.        193,600   3,836,743       0.0%
    Nissan Motor Co., Ltd.                2,259,900  23,459,324       0.2%
    Nissan Shatai Co., Ltd.                 140,600   1,809,890       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.    36,000     103,067       0.0%
    Nissei ASB Machine Co., Ltd.             27,700     531,653       0.0%
#   Nissei Build Kogyo Co., Ltd.            165,000     394,002       0.0%
    Nissei Plastic Industrial Co., Ltd.      29,000     304,743       0.0%
#   Nissha Printing Co., Ltd.                92,700   1,795,024       0.0%
    Nisshin Fudosan Co.                      56,200     219,988       0.0%
    Nisshin Oillio Group, Ltd. (The)        325,000   1,195,208       0.0%
    Nisshin Seifun Group, Inc.              426,245   4,970,937       0.1%
    Nisshin Steel Co., Ltd.                 255,574   3,406,251       0.0%
    Nisshinbo Holdings, Inc.                257,000   2,662,002       0.0%
    Nissin Corp.                            115,000     308,147       0.0%
    Nissin Electric Co., Ltd.               121,000     792,552       0.0%
    Nissin Foods Holdings Co., Ltd.          17,575     842,653       0.0%
    Nissin Kogyo Co., Ltd.                  124,100   2,045,454       0.0%
    Nissin Sugar Co., Ltd.                    4,900     108,050       0.0%
    Nissui Pharmaceutical Co., Ltd.          19,300     226,607       0.0%
    Nitori Holdings Co., Ltd.                32,500   2,499,543       0.0%
    Nitta Corp.                              37,900   1,038,578       0.0%
#   Nitta Gelatin, Inc.                      19,900     135,116       0.0%
    Nittan Valve Co., Ltd.                   27,500      78,048       0.0%
    Nittetsu Mining Co., Ltd.               180,000     714,668       0.0%
*   Nitto Boseki Co., Ltd.                  303,000   1,154,745       0.0%
    Nitto Denko Corp.                       130,800   8,382,386       0.1%
    Nitto FC Co., Ltd.                        3,400      22,953       0.0%
    Nitto Kogyo Corp.                        77,900   1,410,181       0.0%
    Nitto Kohki Co., Ltd.                    25,700     520,173       0.0%
    Nitto Seiko Co., Ltd.                    39,000     127,941       0.0%
#   Nittoc Construction Co., Ltd.           114,949     510,830       0.0%
    Nittoku Engineering Co., Ltd.            41,600     504,931       0.0%
    NJS Co., Ltd.                             9,000     119,377       0.0%
    NOF Corp.                               344,000   2,646,543       0.0%
    Nohmi Bosai, Ltd.                        51,400     645,844       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Nojima Corp.                              3,400 $    66,413       0.0%
    NOK Corp.                               146,600   4,606,954       0.1%
#   Nomura Co., Ltd.                         66,100     706,866       0.0%
    Nomura Holdings, Inc.                 1,813,000  11,761,681       0.1%
#   Nomura Holdings, Inc. ADR               391,817   2,554,647       0.0%
    Nomura Real Estate Holdings, Inc.       244,400   4,967,922       0.1%
    Nomura Research Institute, Ltd.          43,500   1,716,619       0.0%
    Noritake Co., Ltd.                      280,000     661,209       0.0%
    Noritz Corp.                             81,600   1,396,966       0.0%
    North Pacific Bank, Ltd.                784,900   3,099,641       0.0%
    NS Solutions Corp.                       36,600   1,227,988       0.0%
    NS United Kaiun Kaisha, Ltd.            329,000     789,180       0.0%
    NSD Co., Ltd.                            68,639     995,205       0.0%
    NSK, Ltd.                               362,000   5,653,650       0.1%
    NTN Corp.                             1,462,000   7,980,371       0.1%
    NTT Data Corp.                           74,500   3,333,413       0.0%
    NTT DOCOMO, Inc.                      1,312,500  23,247,630       0.2%
    NTT DOCOMO, Inc. Sponsored ADR           43,500     770,385       0.0%
    NTT Urban Development Corp.             123,000   1,280,571       0.0%
#   Nuflare Technology, Inc.                 11,700     498,040       0.0%
    Obara Group, Inc.                        21,700   1,276,636       0.0%
    Obayashi Corp.                          549,000   3,667,027       0.0%
    Obayashi Road Corp.                      89,000     559,452       0.0%
    OBIC Business Consultants, Ltd.           4,600     173,311       0.0%
    Obic Co., Ltd.                           64,700   2,706,440       0.0%
    Odakyu Electric Railway Co., Ltd.       268,000   2,696,752       0.0%
#   Odelic Co., Ltd.                         10,100     276,241       0.0%
    Oenon Holdings, Inc.                    112,000     209,761       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)         704,000   2,372,851       0.0%
    Ohara, Inc.                              15,100      77,322       0.0%
    Ohashi Technica, Inc.                    11,200     146,337       0.0%
    Ohba Co., Ltd.                            5,500      25,573       0.0%
    Ohsho Food Service Corp.                 26,000     923,691       0.0%
    OIE Sangyo Co., Ltd.                      1,200       9,179       0.0%
    Oiles Corp.                              60,101   1,145,463       0.0%
#   Oita Bank, Ltd. (The)                   383,000   1,497,971       0.0%
    Oji Holdings Corp.                    1,590,000   7,071,411       0.1%
    Okabe Co., Ltd.                          91,600     796,356       0.0%
    Okamoto Industries, Inc.                132,000     516,275       0.0%
    Okamoto Machine Tool Works, Ltd.         56,000      72,459       0.0%
    Okamura Corp.                           144,600   1,127,152       0.0%
#   Okaya Electric Industries Co., Ltd.       6,700      24,177       0.0%
    Oki Electric Industry Co., Ltd.       1,318,000   2,700,075       0.0%
    Okinawa Cellular Telephone Co.            4,100     125,271       0.0%
    Okinawa Electric Power Co., Inc.
      (The)                                  39,080   1,484,750       0.0%
#   OKK Corp.                               250,000     334,553       0.0%
#   OKUMA Corp.                             364,000   3,943,844       0.0%
    Okumura Corp.                           448,000   2,145,970       0.0%
    Okura Industrial Co., Ltd.               76,000     234,116       0.0%
    Okuwa Co., Ltd.                          32,000     263,360       0.0%
    Olympic Group Corp.                      18,200     122,496       0.0%
*   Olympus Corp.                            99,800   3,593,795       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Omron Corp.                             119,100 $ 5,468,838       0.1%
    ONO Sokki Co., Ltd.                      13,500     114,981       0.0%
    Onoken Co., Ltd.                         47,900     428,776       0.0%
#   Onward Holdings Co., Ltd.               382,000   2,569,094       0.0%
    Open House Co., Ltd.                      4,100     104,276       0.0%
    OPT Holding, Inc.                        45,700     262,560       0.0%
    Optex Co., Ltd.                          21,900     469,014       0.0%
    Oracle Corp. Japan                       19,300     881,073       0.0%
    Organo Corp.                            108,000     482,182       0.0%
    Oriental Land Co., Ltd.                  45,600   3,087,137       0.0%
    Origin Electric Co., Ltd.                82,000     347,431       0.0%
    Osaka Gas Co., Ltd.                     809,000   3,433,529       0.0%
    Osaka Organic Chemical Industry, Ltd.    16,800      74,940       0.0%
    Osaka Steel Co., Ltd.                    34,300     633,055       0.0%
#   OSAKA Titanium Technologies Co., Ltd.    34,100     733,641       0.0%
#   Osaki Electric Co., Ltd.                108,000     746,382       0.0%
    OSG Corp.                               167,600   3,484,716       0.0%
    Otsuka Corp.                             34,300   1,579,823       0.0%
    Otsuka Holdings Co., Ltd.               191,500   6,044,607       0.1%
#   Outsourcing, Inc.                        12,200     166,011       0.0%
    Pacific Industrial Co., Ltd.            125,300   1,036,020       0.0%
#*  Pacific Metals Co., Ltd.                485,000   1,475,075       0.0%
    Pack Corp. (The)                         29,100     634,782       0.0%
#   Pal Co., Ltd.                            38,600   1,240,661       0.0%
    Paltac Corp.                             93,758   1,343,336       0.0%
    PanaHome Corp.                          206,000   1,501,677       0.0%
    Panasonic Corp.                         796,200  11,404,665       0.1%
    Panasonic Corp. Sponsored ADR           199,153   2,845,896       0.0%
    Panasonic Industrial Devices SUNX
      Co., Ltd.                              44,900     318,692       0.0%
#   Paramount Bed Holdings Co., Ltd.         41,200   1,116,321       0.0%
    Parco Co., Ltd.                          68,200     646,153       0.0%
    Paris Miki Holdings, Inc.                44,400     178,092       0.0%
    Park24 Co., Ltd.                        107,300   2,143,046       0.0%
#*  Pasco Corp.                              59,000     164,825       0.0%
#   Pasona Group, Inc.                       66,500     425,797       0.0%
#   Penta-Ocean Construction Co., Ltd.      533,600   2,000,099       0.0%
    PIA Corp.                                 1,500      28,467       0.0%
    Pigeon Corp.                             95,100   2,518,482       0.0%
#   Pilot Corp.                              26,700   1,439,297       0.0%
    Piolax, Inc.                             22,900   1,014,612       0.0%
*   Pioneer Corp.                         1,046,500   2,006,167       0.0%
    Plenus Co., Ltd.                         56,000   1,093,666       0.0%
    Pola Orbis Holdings, Inc.                32,000   1,660,361       0.0%
#   Press Kogyo Co., Ltd.                   309,200   1,370,562       0.0%
    Pressance Corp.                          21,800     698,394       0.0%
#   Prestige International, Inc.             38,200     295,897       0.0%
    Prima Meat Packers, Ltd.                558,000   1,588,788       0.0%
    Pronexus, Inc.                           30,900     205,067       0.0%
    Proto Corp.                              16,400     239,185       0.0%
#   PS Mitsubishi Construction Co., Ltd.     70,800     246,692       0.0%
    Qol Co., Ltd.                            23,500     203,804       0.0%
    Raito Kogyo Co., Ltd.                   146,500   1,155,362       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Rakuten, Inc.                           180,700 $ 3,156,910       0.0%
*   Rasa Industries, Ltd.                   248,000     288,539       0.0%
*   Raysum Co., Ltd.                            100         963       0.0%
    Relo Holdings, Inc.                      18,000   1,477,820       0.0%
    Renaissance, Inc.                        14,100     145,643       0.0%
    Rengo Co., Ltd.                         677,710   2,963,026       0.0%
#*  Renown, Inc.                            120,800     209,117       0.0%
    Resona Holdings, Inc.                 2,193,900  11,698,017       0.1%
#   Resorttrust, Inc.                       121,700   3,179,293       0.0%
    Rheon Automatic Machinery Co., Ltd.      27,000     129,501       0.0%
    Rhythm Watch Co., Ltd.                  102,000     141,841       0.0%
    Riberesute Corp.                          9,900      74,684       0.0%
    Ricoh Co., Ltd.                       1,483,119  15,327,628       0.1%
    Ricoh Leasing Co., Ltd.                  33,800     979,813       0.0%
    Right On Co., Ltd.                       31,500     244,453       0.0%
    Riken Corp.                             227,000     882,695       0.0%
    Riken Keiki Co., Ltd.                     9,000     105,526       0.0%
    Riken Technos Corp.                      93,200     339,889       0.0%
#   Riken Vitamin Co., Ltd.                  12,600     448,124       0.0%
    Ringer Hut Co., Ltd.                     17,600     344,303       0.0%
    Rinnai Corp.                             16,300   1,236,731       0.0%
#   Rion Co., Ltd.                           16,700     216,907       0.0%
    Riso Kagaku Corp.                        74,558   1,234,094       0.0%
#*  Riso Kyoiku Co., Ltd.                    40,950     107,761       0.0%
#   Rock Field Co., Ltd.                     25,200     518,579       0.0%
    Rohm Co., Ltd.                            2,600     180,348       0.0%
    Rohto Pharmaceutical Co., Ltd.          168,200   2,401,392       0.0%
    Rokko Butter Co., Ltd.                    8,400      88,940       0.0%
    Roland DG Corp.                          23,300     623,691       0.0%
    Round One Corp.                         259,800   1,376,581       0.0%
#   Royal Holdings Co., Ltd.                 53,500     986,777       0.0%
    Ryobi, Ltd.                             402,000   1,312,599       0.0%
    Ryoden Trading Co., Ltd.                 71,000     510,182       0.0%
#   Ryohin Keikaku Co., Ltd.                 15,675   2,499,854       0.0%
    Ryosan Co., Ltd.                         81,100   1,931,391       0.0%
#   S Foods, Inc.                            32,700     582,608       0.0%
    Sac's Bar Holdings, Inc.                 44,600     796,624       0.0%
    Saibu Gas Co., Ltd.                     337,000     791,764       0.0%
    Saizeriya Co., Ltd.                      70,000   1,425,932       0.0%
    Sakai Chemical Industry Co., Ltd.       277,000     914,174       0.0%
    Sakai Heavy Industries, Ltd.            100,000     242,823       0.0%
#   Sakai Moving Service Co., Ltd.           13,000     417,318       0.0%
    Sakai Ovex Co., Ltd.                    189,000     314,898       0.0%
    Sakata INX Corp.                         85,200     808,830       0.0%
    Sakata Seed Corp.                        87,900   1,524,155       0.0%
    Sala Corp.                               56,500     282,445       0.0%
#   SAMTY Co., Ltd.                          20,000     151,645       0.0%
    San Holdings, Inc.                        1,800      26,444       0.0%
    San-A Co., Ltd.                          37,800   1,580,677       0.0%
    San-Ai Oil Co., Ltd.                    149,000     989,665       0.0%
    San-In Godo Bank, Ltd. (The)            377,000   3,607,820       0.0%
#   Sanden Holdings Corp.                   370,000   1,724,403       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
    Sanei Architecture Planning Co., Ltd.      5,900 $   46,939       0.0%
    Sangetsu Co., Ltd.                       130,600  2,009,302       0.0%
#*  Sanix, Inc.                               47,400    149,602       0.0%
    Sanken Electric Co., Ltd.                379,000  2,898,282       0.0%
    Sanki Engineering Co., Ltd.              102,300    817,013       0.0%
#   Sanko Marketing Foods Co., Ltd.           10,800     86,036       0.0%
    Sanko Metal Industrial Co., Ltd.          38,000     78,528       0.0%
    Sankyo Co., Ltd.                          53,200  2,015,033       0.0%
    Sankyo Seiko Co., Ltd.                    54,900    237,912       0.0%
    Sankyo Tateyama, Inc.                     71,900  1,343,837       0.0%
    Sankyu, Inc.                             806,000  3,780,087       0.0%
    Sanoh Industrial Co., Ltd.                62,800    460,447       0.0%
#   Sanrio Co., Ltd.                          55,600  1,489,330       0.0%
    Sansha Electric Manufacturing Co.,
      Ltd.                                     6,400     41,324       0.0%
    Sanshin Electronics Co., Ltd.             72,600    597,745       0.0%
    Santen Pharmaceutical Co., Ltd.           95,000  1,257,523       0.0%
    Sanwa Holdings Corp.                     530,900  4,006,901       0.1%
    Sanyo Chemical Industries, Ltd.          164,000  1,277,973       0.0%
    Sanyo Denki Co., Ltd.                    104,000    871,054       0.0%
#   Sanyo Electric Railway Co., Ltd.          44,000    172,465       0.0%
    Sanyo Housing Nagoya Co., Ltd.            12,600    128,268       0.0%
    Sanyo Industries, Ltd.                    15,000     26,769       0.0%
    Sanyo Shokai, Ltd.                       320,000    835,918       0.0%
    Sanyo Special Steel Co., Ltd.            353,000  1,708,265       0.0%
    Sapporo Holdings, Ltd.                 1,109,000  4,353,090       0.1%
#   Sata Construction Co., Ltd.              145,000    170,263       0.0%
    Sato Holdings Corp.                       54,000  1,247,099       0.0%
#   Sato Restaurant Systems Co., Ltd.          4,400     39,045       0.0%
    Sato Shoji Corp.                          19,700    135,920       0.0%
    Satori Electric Co., Ltd.                 28,700    200,266       0.0%
#   Sawada Holdings Co., Ltd.                 52,700    402,336       0.0%
    Sawai Pharmaceutical Co., Ltd.            50,800  2,891,817       0.0%
#   Saxa Holdings, Inc.                      125,000    228,432       0.0%
    SBI Holdings, Inc.                       496,080  6,580,798       0.1%
    SBS Holdings, Inc.                        48,100    379,450       0.0%
    SCREEN Holdings Co., Ltd.                313,000  2,124,836       0.0%
    Scroll Corp.                              47,000    108,697       0.0%
    SCSK Corp.                                49,659  1,450,081       0.0%
    Secom Co., Ltd.                           55,800  3,954,622       0.0%
    Secom Joshinetsu Co., Ltd.                 1,500     44,602       0.0%
    Sega Sammy Holdings, Inc.                182,312  2,545,145       0.0%
    Seibu Electric Industry Co., Ltd.         16,000     60,920       0.0%
    Seika Corp.                              104,000    288,961       0.0%
#   Seikitokyu Kogyo Co., Ltd.               117,499    533,431       0.0%
    Seiko Epson Corp.                        375,200  6,556,378       0.1%
    Seiko Holdings Corp.                     470,000  2,490,146       0.0%
    Seino Holdings Co., Ltd.                 317,100  3,639,960       0.0%
    Seiren Co., Ltd.                         108,000    941,649       0.0%
    Sekisui Chemical Co., Ltd.               678,000  9,040,407       0.1%
    Sekisui House, Ltd.                      574,000  8,897,377       0.1%
    Sekisui Jushi Corp.                       68,100    905,278       0.0%
    Sekisui Plastics Co., Ltd.               110,000    450,978       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
#   Senko Co., Ltd.                         287,000 $ 1,812,151       0.0%
#   Senshu Electric Co., Ltd.                 9,500     143,590       0.0%
    Senshu Ikeda Holdings, Inc.             407,160   1,807,088       0.0%
#   Senshukai Co., Ltd.                      71,400     515,123       0.0%
#   Seria Co., Ltd.                          27,900     891,281       0.0%
    Seven & I Holdings Co., Ltd.            234,452  10,077,758       0.1%
    Seven Bank, Ltd.                        309,600   1,668,084       0.0%
#*  Sharp Corp.                           2,023,000   4,359,291       0.1%
#   Shibaura Mechatronics Corp.              72,000     177,009       0.0%
    Shibusawa Warehouse Co., Ltd. (The)      84,000     249,649       0.0%
#   Shibuya Kogyo Co., Ltd.                  30,500     626,852       0.0%
#   Shidax Corp.                             17,900      80,516       0.0%
    Shiga Bank, Ltd. (The)                  469,000   2,467,326       0.0%
#   Shikibo, Ltd.                           344,000     353,227       0.0%
    Shikoku Bank, Ltd. (The)                333,000     711,247       0.0%
    Shikoku Chemicals Corp.                  74,000     649,514       0.0%
    Shikoku Electric Power Co., Inc.        189,400   2,564,852       0.0%
    Shima Seiki Manufacturing, Ltd.          77,400   1,336,421       0.0%
    Shimachu Co., Ltd.                      118,900   3,077,466       0.0%
    Shimadzu Corp.                          315,000   3,684,500       0.0%
#   Shimamura Co., Ltd.                      47,300   4,714,622       0.1%
    Shimano, Inc.                            24,600   3,523,974       0.0%
    Shimizu Bank, Ltd. (The)                 11,900     316,038       0.0%
    Shimizu Corp.                           370,000   2,660,977       0.0%
    Shimojima Co., Ltd.                       1,500      13,308       0.0%
    Shin Nippon Air Technologies Co.,
      Ltd.                                   22,400     188,555       0.0%
    Shin-Etsu Chemical Co., Ltd.             88,800   5,428,237       0.1%
    Shin-Etsu Polymer Co., Ltd.              61,400     299,886       0.0%
    Shin-Keisei Electric Railway Co.,
      Ltd.                                   26,000      89,752       0.0%
    Shinagawa Refractories Co., Ltd.        137,000     366,267       0.0%
    Shindengen Electric Manufacturing
      Co., Ltd.                             242,000   1,239,116       0.0%
    Shinko Electric Industries Co., Ltd.    230,700   1,843,553       0.0%
    Shinko Plantech Co., Ltd.                93,400     706,730       0.0%
    Shinko Shoji Co., Ltd.                   58,800     600,939       0.0%
    Shinko Wire Co., Ltd.                    47,000      67,080       0.0%
    Shinmaywa Industries, Ltd.              237,000   2,463,813       0.0%
    Shinnihon Corp.                          88,600     331,338       0.0%
#   Shinsei Bank, Ltd.                    1,650,000   3,376,415       0.0%
    Shinsho Corp.                           115,000     251,728       0.0%
    Shinwa Co., Ltd.                          5,000      83,139       0.0%
    Shionogi & Co., Ltd.                    218,100   7,189,595       0.1%
    Ship Healthcare Holdings, Inc.           88,500   2,162,953       0.0%
    Shiroki Corp.                            93,000     307,764       0.0%
    Shiseido Co., Ltd.                      248,300   4,472,635       0.1%
    Shizuki Electric Co., Inc.               29,000     192,541       0.0%
    Shizuoka Bank, Ltd. (The)               551,000   6,066,047       0.1%
    Shizuoka Gas Co., Ltd.                  136,300     884,173       0.0%
    Shobunsha Publications, Inc.             15,400     113,831       0.0%
    Shochiku Co., Ltd.                       13,000     111,659       0.0%
#   Shofu, Inc.                               2,200      25,305       0.0%
#   Shoko Co., Ltd.                         147,000     188,507       0.0%
    Showa Aircraft Industry Co., Ltd.        10,553     107,355       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Showa Corp.                             167,000 $ 1,764,319       0.0%
    Showa Denko K.K.                      4,521,000   6,180,141       0.1%
    Showa Sangyo Co., Ltd.                  156,000     636,767       0.0%
    Showa Shell Sekiyu K.K.                 379,400   3,659,797       0.0%
    Siix Corp.                               42,500   1,129,068       0.0%
#   Sinanen Co., Ltd.                       112,000     442,715       0.0%
#   Sinfonia Technology Co., Ltd.           255,000     434,016       0.0%
    Sinko Industries, Ltd.                   44,200     455,301       0.0%
    Sintokogio, Ltd.                        135,600   1,135,817       0.0%
    SKY Perfect JSAT Holdings, Inc.         451,800   2,829,914       0.0%
    SMC Corp.                                 6,200   1,865,095       0.0%
    SMK Corp.                               146,000     604,694       0.0%
#   SMS Co., Ltd.                            38,000     467,425       0.0%
    Soda Nikka Co., Ltd.                     13,000      59,739       0.0%
    Sodick Co., Ltd.                        143,000   1,486,390       0.0%
    Soft99 Corp.                             10,600      71,103       0.0%
    Softbank Corp.                          217,532  13,597,967       0.1%
#   Softbank Technology Corp.                 8,700      96,035       0.0%
*   Softbrain Co., Ltd.                      48,800      80,481       0.0%
    Software Service, Inc.                    4,600     182,454       0.0%
    Sogo Medical Co., Ltd.                   35,100     960,293       0.0%
    Sohgo Security Services Co., Ltd.        97,700   3,184,782       0.0%
    Sojitz Corp.                          2,751,700   5,380,655       0.1%
    Sompo Japan Nipponkoa Holdings, Inc.    285,700   9,333,768       0.1%
*   Sony Corp.                              614,200  18,568,333       0.2%
#*  Sony Corp. Sponsored ADR                346,089  10,462,270       0.1%
    Sony Financial Holdings, Inc.           168,700   3,028,592       0.0%
    Soshin Electric Co., Ltd.                 4,300      14,543       0.0%
    Sotetsu Holdings, Inc.                  419,000   1,987,238       0.0%
    Sotoh Co., Ltd.                             700       5,971       0.0%
    Space Co., Ltd.                          10,300     111,265       0.0%
#   Sparx Group Co., Ltd.                   116,200     236,840       0.0%
    SPK Corp.                                 5,700     112,327       0.0%
    Square Enix Holdings Co., Ltd.           84,900   1,782,813       0.0%
#   Srg Takamiya Co., Ltd.                   21,200     144,403       0.0%
    ST Corp.                                 14,600     127,855       0.0%
    St Marc Holdings Co., Ltd.               50,200   1,688,481       0.0%
    Stanley Electric Co., Ltd.              142,800   3,204,092       0.0%
    Star Micronics Co., Ltd.                 64,200   1,044,299       0.0%
    Start Today Co., Ltd.                    62,000   1,518,853       0.0%
    Starts Corp., Inc.                       55,800     878,114       0.0%
    Starzen Co., Ltd.                       125,000     407,964       0.0%
    Stella Chemifa Corp.                     29,700     331,296       0.0%
    Step Co., Ltd.                            5,400      44,664       0.0%
    Studio Alice Co., Ltd.                   35,800     659,447       0.0%
    Sugi Holdings Co., Ltd.                  26,400   1,286,302       0.0%
    Sugimoto & Co., Ltd.                     10,300     114,116       0.0%
#   Sumco Corp.                             165,760   2,501,017       0.0%
    Sumida Corp.                             61,500     408,363       0.0%
    Suminoe Textile Co., Ltd.               145,000     379,340       0.0%
    Sumitomo Bakelite Co., Ltd.             588,000   2,680,661       0.0%
    Sumitomo Chemical Co., Ltd.           3,171,000  17,833,541       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Sumitomo Corp.                          580,700 $ 6,856,742       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.     153,900   1,738,910       0.0%
    Sumitomo Densetsu Co., Ltd.              51,500     621,551       0.0%
    Sumitomo Electric Industries, Ltd.    1,015,900  14,352,794       0.1%
    Sumitomo Forestry Co., Ltd.             290,100   3,362,601       0.0%
    Sumitomo Heavy Industries, Ltd.         886,480   5,507,702       0.1%
    Sumitomo Metal Mining Co., Ltd.         453,000   6,639,709       0.1%
#   Sumitomo Mitsui Construction Co.,
      Ltd.                                1,327,000   1,846,781       0.0%
    Sumitomo Mitsui Financial Group, Inc.   821,470  35,869,147       0.3%
    Sumitomo Mitsui Trust Holdings, Inc.  2,785,730  12,262,612       0.1%
    Sumitomo Osaka Cement Co., Ltd.       1,282,000   4,175,412       0.1%
#   Sumitomo Precision Products Co., Ltd.    99,000     392,005       0.0%
    Sumitomo Real Estate Sales Co., Ltd.     30,580     831,192       0.0%
    Sumitomo Realty & Development Co.,
      Ltd.                                   68,000   2,624,516       0.0%
    Sumitomo Riko Co, Ltd.                  119,300   1,031,979       0.0%
    Sumitomo Rubber Industries, Ltd.        342,100   6,342,990       0.1%
    Sumitomo Seika Chemicals Co., Ltd.      167,000   1,254,473       0.0%
    Sumitomo Warehouse Co., Ltd. (The)      222,000   1,252,552       0.0%
#   Sun Frontier Fudousan Co., Ltd.          67,600     644,116       0.0%
    Sun-Wa Technos Corp.                     13,600     132,522       0.0%
    Suncall Corp.                             5,000      27,069       0.0%
    Sundrug Co., Ltd.                        33,700   1,691,155       0.0%
    Suntory Beverage & Food, Ltd.            35,200   1,497,064       0.0%
    Suruga Bank, Ltd.                       137,400   3,028,761       0.0%
    Suzuken Co., Ltd.                       150,920   4,722,648       0.1%
    Suzuki Motor Corp.                      267,400   8,642,931       0.1%
#*  SWCC Showa Holdings Co., Ltd.           714,000     566,060       0.0%
    Sysmex Corp.                             60,200   3,330,970       0.0%
    Systena Corp.                            37,400     275,263       0.0%
    T Hasegawa Co., Ltd.                     30,100     441,003       0.0%
    T RAD Co., Ltd.                         176,000     379,201       0.0%
    T&D Holdings, Inc.                      686,410   9,904,743       0.1%
#   T&K Toka Co., Ltd.                       18,300     373,498       0.0%
    T-Gaia Corp.                             43,700     592,066       0.0%
#   Tabuchi Electric Co., Ltd.               39,000     421,906       0.0%
#   Tachi-S Co., Ltd.                        74,400   1,144,641       0.0%
    Tachibana Eletech Co., Ltd.              41,980     508,255       0.0%
    Tadano, Ltd.                            253,421   3,676,136       0.0%
    Taiheiyo Cement Corp.                 1,232,000   3,882,341       0.0%
#   Taiheiyo Kouhatsu, Inc.                 154,000     122,089       0.0%
    Taiho Kogyo Co., Ltd.                    50,900     656,817       0.0%
#   Taikisha, Ltd.                           54,900   1,473,760       0.0%
    Taiko Bank, Ltd. (The)                   27,000      53,484       0.0%
#   Taiko Pharmaceutical Co., Ltd.           27,700     438,015       0.0%
    Taisei Corp.                            546,399   3,165,203       0.0%
    Taisei Lamick Co., Ltd.                   6,300     146,224       0.0%
    Taiyo Holdings Co., Ltd.                 23,300     801,243       0.0%
#   Taiyo Nippon Sanso Corp.                 18,000     233,611       0.0%
    Taiyo Yuden Co., Ltd.                   323,000   4,775,324       0.1%
    Takagi Securities Co., Ltd.             113,000     243,154       0.0%
    Takamatsu Construction Group Co.,
      Ltd.                                   14,600     338,646       0.0%
    Takano Co., Ltd.                          1,100       5,911       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
#   Takaoka Toko Co., Ltd.                    17,174 $  223,651       0.0%
    Takara Holdings, Inc.                    229,200  1,707,763       0.0%
    Takara Leben Co., Ltd.                   179,100  1,091,902       0.0%
    Takara Standard Co., Ltd.                230,895  1,878,473       0.0%
    Takasago International Corp.             140,000    646,377       0.0%
    Takasago Thermal Engineering Co., Ltd.   133,700  1,734,069       0.0%
    Takashima & Co., Ltd.                     80,000    175,021       0.0%
    Takashimaya Co., Ltd.                    568,000  5,300,833       0.1%
#   Takata Corp.                              83,700  1,034,827       0.0%
    Take And Give Needs Co., Ltd.             29,940    244,815       0.0%
    Takeda Pharmaceutical Co., Ltd.          135,600  6,961,843       0.1%
    Takeei Corp.                              51,900    457,541       0.0%
    Takeuchi Manufacturing Co., Ltd.          30,700  1,486,804       0.0%
    Takihyo Co., Ltd.                          5,000     19,778       0.0%
    Takiron Co., Ltd.                        117,000    543,738       0.0%
    Takisawa Machine Tool Co., Ltd.          149,000    278,589       0.0%
    Takuma Co., Ltd.                         173,000  1,329,094       0.0%
#   Tama Home Co., Ltd.                       43,000    207,908       0.0%
    Tamron Co., Ltd.                          40,500    956,833       0.0%
    Tamura Corp.                             199,000    846,137       0.0%
    Tanseisha Co., Ltd.                       71,100    572,052       0.0%
#*  TASAKI & Co., Ltd.                         7,200    148,717       0.0%
#   Tatsuta Electric Wire and Cable Co.,
      Ltd.                                   110,300    482,224       0.0%
    Tayca Corp.                               74,000    282,340       0.0%
    TBK Co., Ltd.                             48,700    263,430       0.0%
    TDK Corp.                                 89,900  6,475,694       0.1%
    TDK Corp. Sponsored ADR                   46,931  3,379,032       0.0%
#*  Teac Corp.                                26,000     12,171       0.0%
    TECHNO ASSOCIE Co., Ltd.                   3,000     30,963       0.0%
#   Techno Ryowa, Ltd.                         8,870     52,159       0.0%
    Teijin, Ltd.                           2,502,750  8,501,751       0.1%
    Teikoku Electric Manufacturing Co.,
      Ltd.                                    31,900    299,205       0.0%
    Teikoku Sen-I Co., Ltd.                    3,200     45,698       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.           70,000    142,676       0.0%
    Terumo Corp.                             121,100  3,110,434       0.0%
    THK Co., Ltd.                            113,600  2,853,745       0.0%
    Tigers Polymer Corp.                       6,200     41,962       0.0%
    Titan Kogyo K.K.                           8,000     15,623       0.0%
    TKC Corp.                                 18,400    439,458       0.0%
#   Toa Corp.(6894434)                        49,700    517,743       0.0%
    Toa Corp.(6894508)                       563,000    985,723       0.0%
#   Toa Oil Co., Ltd.                        198,000    249,227       0.0%
    TOA ROAD Corp.                           137,000    490,536       0.0%
#   Toabo Corp.                              244,000    152,378       0.0%
    Toagosei Co., Ltd.                       538,500  2,389,777       0.0%
#*  Tobishima Corp.                          392,900    794,338       0.0%
    Tobu Railway Co., Ltd.                   434,000  2,068,925       0.0%
#   Tobu Store Co., Ltd.                      30,000     85,015       0.0%
    TOC Co., Ltd.                             99,200    758,014       0.0%
    Tocalo Co., Ltd.                          45,100    885,521       0.0%
    Tochigi Bank, Ltd. (The)                 242,000  1,299,975       0.0%
    Toda Corp.                               544,000  2,242,126       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
#   Toda Kogyo Corp.                         137,000 $  481,511       0.0%
    Toei Animation Co., Ltd.                   4,100    122,708       0.0%
    Toei Co., Ltd.                           170,000  1,252,966       0.0%
    Toell Co., Ltd.                            3,200     20,719       0.0%
    Toenec Corp.                              62,000    307,288       0.0%
    Togami Electric Manufacturing Co., Ltd.   16,000     67,487       0.0%
    Toho Bank, Ltd. (The)                    366,000  1,544,508       0.0%
    Toho Co., Ltd.(6895200)                   43,700  1,086,198       0.0%
    Toho Co., Ltd.(6895211)                   45,000    176,135       0.0%
    Toho Gas Co., Ltd.                       433,000  2,621,843       0.0%
    Toho Holdings Co., Ltd.                  125,100  2,178,499       0.0%
#*  Toho Titanium Co., Ltd.                    1,300     11,083       0.0%
#   Toho Zinc Co., Ltd.                      459,000  1,766,828       0.0%
    Tohoku Bank, Ltd. (The)                  161,000    231,245       0.0%
    Tohoku Electric Power Co., Inc.          193,200  2,430,408       0.0%
    Tohto Suisan Co., Ltd.                    67,000    110,942       0.0%
    Tokai Carbon Co., Ltd.                   512,000  1,500,676       0.0%
    Tokai Corp.                               15,800    528,449       0.0%
    TOKAI Holdings Corp.                     242,200  1,027,724       0.0%
    Tokai Lease Co., Ltd.                     40,000     72,208       0.0%
    Tokai Rika Co., Ltd.                     143,000  3,493,866       0.0%
    Tokai Tokyo Financial Holdings, Inc.      32,400    248,962       0.0%
#   Token Corp.                               20,470  1,036,262       0.0%
    Tokio Marine Holdings, Inc.              218,712  8,915,945       0.1%
#   Tokio Marine Holdings, Inc. ADR           61,404  2,510,810       0.0%
    Toko, Inc.                                86,000    255,081       0.0%
    Tokushu Tokai Paper Co., Ltd.            160,380    366,134       0.0%
#   Tokuyama Corp.                           757,000  1,684,177       0.0%
    Tokyo Dome Corp.                         505,000  2,153,069       0.0%
*   Tokyo Electric Power Co., Inc.           613,612  2,505,791       0.0%
#   Tokyo Electron Device, Ltd.               17,200    228,769       0.0%
    Tokyo Electron, Ltd.                      88,800  4,867,336       0.1%
    Tokyo Energy & Systems, Inc.              65,000    617,580       0.0%
    Tokyo Gas Co., Ltd.                      484,000  2,793,067       0.0%
#   Tokyo Individualized Educational
      Institute, Inc.                         17,100    102,080       0.0%
#   Tokyo Keiki, Inc.                        188,000    440,270       0.0%
*   Tokyo Kikai Seisakusho, Ltd.             127,000     81,502       0.0%
#   Tokyo Rakutenchi Co., Ltd.                38,000    157,232       0.0%
*   Tokyo Rope Manufacturing Co., Ltd.       329,000    529,852       0.0%
    Tokyo Sangyo Co., Ltd.                    24,500    101,119       0.0%
    Tokyo Seimitsu Co., Ltd.                  95,600  2,060,590       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.      239,000  1,649,940       0.0%
    Tokyo Tatemono Co., Ltd.                 777,000  5,633,757       0.1%
    Tokyo Tekko Co., Ltd.                    122,000    504,603       0.0%
#   Tokyo Theatres Co., Inc.                 207,000    240,101       0.0%
#   Tokyo TY Financial Group, Inc.            62,674  1,791,783       0.0%
    Tokyotokeiba Co., Ltd.                    51,000    124,634       0.0%
#   Tokyu Construction Co., Ltd.             113,680    666,118       0.0%
    Tokyu Corp.                              490,000  3,257,809       0.0%
    Tokyu Fudosan Holdings Corp.             571,194  4,244,510       0.1%
    Tokyu Recreation Co., Ltd.                22,819    140,098       0.0%
    Toli Corp.                                66,000    159,327       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Tomato Bank, Ltd.                       126,000 $   210,110       0.0%
    Tomen Devices Corp.                       3,000      52,558       0.0%
    Tomoe Corp.                              60,500     216,457       0.0%
    Tomoe Engineering Co., Ltd.              11,700     170,521       0.0%
#   Tomoegawa Co., Ltd.                      32,000      67,635       0.0%
    Tomoku Co., Ltd.                        104,000     244,493       0.0%
    TOMONY Holdings, Inc.                   283,700   1,346,794       0.0%
#   Tomy Co., Ltd.                          198,000   1,203,527       0.0%
    Tonami Holdings Co., Ltd.                98,000     354,395       0.0%
    TonenGeneral Sekiyu K.K.                128,000   1,228,455       0.0%
    Topcon Corp.                             70,700   1,838,678       0.0%
    Toppan Forms Co., Ltd.                  141,700   1,698,438       0.0%
    Toppan Printing Co., Ltd.               489,000   4,099,941       0.1%
    Topre Corp.                             106,300   1,715,224       0.0%
    Topy Industries, Ltd.                   567,000   1,358,974       0.0%
    Toray Industries, Inc.                  908,000   7,892,920       0.1%
    Toridoll.corp                            33,000     463,684       0.0%
    Torigoe Co., Ltd. (The)                  11,000      65,840       0.0%
#   Torishima Pump Manufacturing Co.,
      Ltd.                                   57,000     421,963       0.0%
    Tose Co., Ltd.                            3,800      25,609       0.0%
    Tosei Corp.                              80,600     582,404       0.0%
    Toshiba Corp.                         3,138,000  12,572,580       0.1%
    Toshiba Machine Co., Ltd.               301,000   1,336,622       0.0%
    Toshiba Plant Systems & Services
      Corp.                                  83,100   1,155,417       0.0%
    Toshiba TEC Corp.                       413,000   2,290,388       0.0%
    Tosho Co., Ltd.                          11,100     252,516       0.0%
#   Tosho Printing Co., Ltd.                 75,000     237,918       0.0%
    Tosoh Corp.                           1,353,000   7,253,795       0.1%
    Totetsu Kogyo Co., Ltd.                  44,200     996,758       0.0%
    TOTO, Ltd.                              221,000   3,126,541       0.0%
    Tottori Bank, Ltd. (The)                 69,000     151,060       0.0%
    Toukei Computer Co., Ltd.                 3,200      49,831       0.0%
    Tow Co., Ltd.                             3,400      28,149       0.0%
    Towa Bank, Ltd. (The)                   828,000     719,087       0.0%
#   Towa Corp.                               65,000     381,480       0.0%
    Towa Pharmaceutical Co., Ltd.            32,300   1,708,116       0.0%
#   Toyo Construction Co., Ltd.             213,700     827,178       0.0%
#   Toyo Denki Seizo - Toyo Electric
      Manufacturing Co., Ltd.               104,000     369,851       0.0%
    Toyo Engineering Corp.                  284,000     794,492       0.0%
#   Toyo Ink SC Holdings Co., Ltd.          657,000   3,128,390       0.0%
    Toyo Kanetsu KK                         292,000     551,175       0.0%
    Toyo Kohan Co., Ltd.                    120,100     570,523       0.0%
    Toyo Machinery & Metal Co., Ltd.         52,500     224,649       0.0%
    Toyo Securities Co., Ltd.               211,000     668,122       0.0%
    Toyo Seikan Group Holdings, Ltd.        344,400   5,445,919       0.1%
    Toyo Sugar Refining Co., Ltd.            29,000      24,751       0.0%
    Toyo Suisan Kaisha, Ltd.                 83,800   2,932,186       0.0%
#   Toyo Tanso Co., Ltd.                     26,700     502,730       0.0%
    Toyo Tire & Rubber Co., Ltd.            225,400   4,317,567       0.1%
    Toyo Wharf & Warehouse Co., Ltd.        164,000     272,880       0.0%
    Toyobo Co., Ltd.                      2,542,000   3,875,218       0.0%
    Toyoda Gosei Co., Ltd.                  190,500   4,407,512       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
#   Toyota Boshoku Corp.                    185,200 $ 2,749,666       0.0%
    Toyota Motor Corp.                    1,317,786  91,729,922       0.7%
#   Toyota Motor Corp. Sponsored ADR        386,541  53,736,930       0.4%
    Toyota Tsusho Corp.                     376,625   9,683,659       0.1%
    TPR Co., Ltd.                            70,100   1,838,911       0.0%
    Trancom Co., Ltd.                        18,900     892,170       0.0%
    Transcosmos, Inc.                        41,100     995,140       0.0%
    Trend Micro, Inc.                        48,800   1,650,977       0.0%
    Trend Micro, Inc. Sponsored ADR           3,540     120,962       0.0%
    Trinity Industrial Corp.                  3,000      11,381       0.0%
    Trusco Nakayama Corp.                    42,761   1,439,914       0.0%
    Trust Tech, Inc.                          2,200      42,122       0.0%
    TS Tech Co., Ltd.                       130,700   3,892,159       0.0%
    TSI Holdings Co., Ltd.                  148,090   1,008,103       0.0%
    Tsubakimoto Chain Co.                   426,000   3,487,553       0.0%
    Tsubakimoto Kogyo Co., Ltd.              24,000      63,345       0.0%
#*  Tsudakoma Corp.                         119,000     154,734       0.0%
    Tsugami Corp.                           172,000   1,005,186       0.0%
#   Tsukada Global Holdings, Inc.            41,100     279,685       0.0%
    Tsukamoto Corp. Co., Ltd.                37,000      42,565       0.0%
    Tsukishima Kikai Co., Ltd.               58,400     585,949       0.0%
    Tsukuba Bank, Ltd.                      236,200     808,152       0.0%
#   Tsukui Corp.                             72,400     547,130       0.0%
#   Tsumura & Co.                           119,000   2,788,558       0.0%
    Tsuruha Holdings, Inc.                   35,300   2,560,263       0.0%
    Tsurumi Manufacturing Co., Ltd.          27,700     415,739       0.0%
    TYK Corp.                                34,000      61,746       0.0%
    Tyo, Inc.                               127,900     217,473       0.0%
    UACJ Corp.                              788,144   2,278,677       0.0%
    Ube Industries, Ltd.                  2,718,200   4,509,607       0.1%
    Uchida Yoko Co., Ltd.                   119,000     404,431       0.0%
    Uchiyama Holdings Co., Ltd.              11,100      51,875       0.0%
    UKC Holdings Corp.                       31,200     552,946       0.0%
*   Ulvac, Inc.                             148,300   2,525,082       0.0%
    Unicharm Corp.                           66,500   1,673,816       0.0%
*   Uniden Corp.                            151,000     276,225       0.0%
    Union Tool Co.                           17,900     540,266       0.0%
    Unipres Corp.                           104,200   2,151,256       0.0%
#   United Arrows, Ltd.                      38,900   1,197,055       0.0%
#*  United Super Markets Holdings, Inc.      89,800     777,665       0.0%
*   Unitika, Ltd.                         2,063,000   1,036,823       0.0%
    Universal Entertainment Corp.            38,500     639,524       0.0%
    UNY Group Holdings Co., Ltd.            568,000   3,211,739       0.0%
#*  Usen Corp.                              197,600     580,970       0.0%
#   Ushio, Inc.                             231,600   3,037,092       0.0%
    USS Co., Ltd.                            93,200   1,641,047       0.0%
#*  UT Holdings Co., Ltd.                    38,400     168,344       0.0%
    Utoc Corp.                               21,700     104,621       0.0%
    Valor Co., Ltd.                         115,700   2,466,100       0.0%
#   Village Vanguard Co., Ltd.               11,900     142,664       0.0%
    Vital KSK Holdings, Inc.                 66,485     490,996       0.0%
#   Vitec Co., Ltd.                          10,600      90,814       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
#   VT Holdings Co., Ltd.                    217,100 $1,089,320       0.0%
    Wacoal Holdings Corp.                    259,000  2,878,406       0.0%
#   Wacom Co., Ltd.                          254,100  1,317,485       0.0%
#   Wakachiku Construction Co., Ltd.         292,000    439,644       0.0%
    Wakamoto Pharmaceutical Co., Ltd.          9,000     22,570       0.0%
    Wakita & Co., Ltd.                        97,000    967,211       0.0%
    Warabeya Nichiyo Co., Ltd.                38,100    853,165       0.0%
*   Watabe Wedding Corp.                       9,400     39,349       0.0%
#*  WATAMI Co., Ltd.                          56,700    557,109       0.0%
    WDB Holdings Co., Ltd.                     2,600     21,812       0.0%
    Weathernews, Inc.                         11,100    326,151       0.0%
#   Welcia Holdings Co., Ltd.                 29,492  1,289,605       0.0%
#   Wellnet Corp.                              6,900    154,402       0.0%
#   West Holdings Corp.                       36,700    266,109       0.0%
    West Japan Railway Co.                    70,700  3,915,609       0.0%
    Wood One Co., Ltd.                        40,000     92,624       0.0%
    Wowow, Inc.                               18,000    595,033       0.0%
    Xebio Co., Ltd.                           79,300  1,399,691       0.0%
    Y A C Co., Ltd.                            9,900     57,285       0.0%
#   Yachiyo Industry Co., Ltd.                 1,300     10,570       0.0%
    Yahagi Construction Co., Ltd.             72,800    472,711       0.0%
#   Yahoo Japan Corp.                        341,400  1,394,696       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.      9,800     82,443       0.0%
    Yakult Honsha Co., Ltd.                   20,800  1,308,106       0.0%
    YAMABIKO Corp.                            22,235    963,303       0.0%
#   Yamada Denki Co., Ltd.                 1,628,100  6,663,926       0.1%
#   Yamagata Bank, Ltd. (The)                329,000  1,462,777       0.0%
#   Yamaguchi Financial Group, Inc.          443,000  5,552,919       0.1%
    Yamaha Corp.                             300,400  5,458,919       0.1%
    Yamaha Motor Co., Ltd.                   271,800  6,396,046       0.1%
#   Yamaichi Electronics Co., Ltd.            64,100    486,481       0.0%
    Yamanashi Chuo Bank, Ltd. (The)          343,000  1,593,000       0.0%
    Yamatane Corp.                           293,000    461,302       0.0%
    Yamato Corp.                              26,000     92,014       0.0%
    Yamato Holdings Co., Ltd.                186,700  4,178,515       0.1%
    Yamato Kogyo Co., Ltd.                    70,800  1,665,776       0.0%
#   Yamaya Corp.                              11,710    175,933       0.0%
    Yamazaki Baking Co., Ltd.                224,000  3,964,928       0.1%
    Yamazen Corp.                            119,700  1,064,906       0.0%
    Yaoko Co., Ltd.                           35,600  1,260,462       0.0%
    Yaskawa Electric Corp.                   192,600  2,646,228       0.0%
    Yasuda Logistics Corp.                    26,200    222,440       0.0%
    Yellow Hat, Ltd.                          36,400    804,247       0.0%
    Yokogawa Bridge Holdings Corp.            83,900    950,414       0.0%
#   Yokogawa Electric Corp.                  192,100  2,249,863       0.0%
    Yokohama Reito Co., Ltd.                 123,400    873,704       0.0%
    Yokohama Rubber Co., Ltd. (The)          629,000  6,768,405       0.1%
    Yokowo Co., Ltd.                          25,800    152,869       0.0%
    Yomeishu Seizo Co., Ltd.                   2,000     16,774       0.0%
    Yomiuri Land Co., Ltd.                   121,000    465,850       0.0%
    Yondenko Corp.                            23,000     94,204       0.0%
#   Yondoshi Holdings, Inc.                   34,800    764,660       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
JAPAN -- (Continued)
#   Yonekyu Corp.                          9,900 $      150,596       0.0%
#   Yonex Co., Ltd.                        9,900        147,673       0.0%
    Yorozu Corp.                          40,800        833,444       0.0%
#   Yoshinoya Holdings Co., Ltd.          82,200        938,117       0.0%
    Yuasa Funashoku Co., Ltd.             14,000         45,111       0.0%
    Yuasa Trading Co., Ltd.               45,000        991,030       0.0%
    Yuken Kogyo Co., Ltd.                 85,000        179,982       0.0%
    Yuki Gosei Kogyo Co., Ltd.            11,000         25,029       0.0%
#   Yumeshin Holdings Co., Ltd.           55,900        380,370       0.0%
    Yurtec Corp.                         122,000        780,105       0.0%
    Yusen Logistics Co., Ltd.             48,900        598,019       0.0%
    Yushin Precision Equipment Co.,
      Ltd.                                 5,826        125,813       0.0%
    Yushiro Chemical Industry Co.,
      Ltd.                                29,100        375,496       0.0%
    Yutaka Foods Corp.                     4,000         62,307       0.0%
    Yutaka Giken Co., Ltd.                   200          4,428       0.0%
    Zappallas, Inc.                       11,600         60,021       0.0%
#   Zenrin Co., Ltd.                      57,000        699,448       0.0%
#*  Zensho Holdings Co., Ltd.            300,500      2,812,600       0.0%
    Zeon Corp.                           417,000      3,742,985       0.0%
    ZERIA Pharmaceutical Co., Ltd.        40,499        642,451       0.0%
    Zojirushi Corp.                       29,000        396,570       0.0%
#   Zuiko Corp.                            5,500        181,680       0.0%
                                                 --------------      ----
TOTAL JAPAN                                       3,140,172,095      22.1%
                                                 --------------      ----
NETHERLANDS -- (2.3%)
    Aalberts Industries NV               308,079      9,551,276       0.1%
#   Accell Group                          36,578        683,895       0.0%
    Aegon NV(007924103)                  107,160        844,421       0.0%
    Aegon NV(5927375)                  1,496,399     11,806,435       0.1%
#   Akzo Nobel NV                        320,349     24,511,090       0.2%
    Akzo Nobel NV Sponsored ADR           68,609      1,746,099       0.0%
*   AMG Advanced Metallurgical Group
      NV                                 106,471      1,108,846       0.0%
    Amsterdam Commodities NV              49,307      1,398,207       0.0%
#*  APERAM SA                            137,966      5,259,776       0.0%
    Arcadis NV                           161,070      5,098,512       0.0%
#   ArcelorMittal(B295F26)               639,510      6,836,362       0.1%
#   ArcelorMittal(B03XPL1)               523,132      5,566,883       0.0%
    ASM International NV(N07045102)          343         16,570       0.0%
#   ASM International NV(5165294)        110,351      5,357,756       0.0%
    ASML Holding NV(B908F01)              39,931      4,274,214       0.0%
    ASML Holding NV(B929F46)              56,713      6,103,053       0.0%
    BE Semiconductor Industries NV       104,298      2,974,827       0.0%
    Beter Bed Holding NV                  15,466        398,914       0.0%
    BinckBank NV                         186,235      1,866,591       0.0%
    Boskalis Westminster NV              240,794     12,511,799       0.1%
    Brunel International NV               51,835      1,062,970       0.0%
    Corbion NV                            74,116      1,692,683       0.0%
    Delta Lloyd NV                       599,789     11,342,686       0.1%
    Fugro NV                             135,950      3,909,910       0.0%
*   Galapagos NV                          65,255      2,748,130       0.0%
#   Gemalto NV                            82,793      7,691,821       0.1%
*   Grontmij NV                          139,425        617,094       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
NETHERLANDS -- (Continued)
#*  Heijmans NV                             65,966 $    881,769       0.0%
    Heineken NV                             69,391    5,466,485       0.0%
    Hunter Douglas NV                        1,366       66,485       0.0%
*   ING Groep NV                           467,949    7,179,058       0.1%
#*  ING Groep NV Sponsored ADR           1,457,275   22,325,453       0.2%
    KAS Bank NV                             17,774      241,084       0.0%
#   Kendrion NV                             42,032    1,313,956       0.0%
    Koninklijke Ahold NV                 1,227,077   23,773,537       0.2%
    Koninklijke Ahold NV Sponsored ADR      20,012      388,239       0.0%
*   Koninklijke BAM Groep NV               492,307    2,052,224       0.0%
    Koninklijke DSM NV                     324,538   18,508,595       0.1%
    Koninklijke KPN NV                   6,024,828   22,338,591       0.2%
    Koninklijke Philips NV(500472303)      335,538    9,599,742       0.1%
    Koninklijke Philips NV(5986622)        531,506   15,224,587       0.1%
#   Koninklijke Ten Cate NV                 69,142    1,609,735       0.0%
    Koninklijke Vopak NV                   123,219    6,467,499       0.1%
*   Macintosh Retail Group NV               49,262      145,283       0.0%
*   Mota-Engil Africa NV                    13,155      103,141       0.0%
    Nederland Apparatenfabriek               3,562      127,423       0.0%
*   Ordina NV                              264,818      510,092       0.0%
*   PostNL NV                              801,762    3,981,624       0.0%
#   Randstad Holding NV                    253,349   15,109,927       0.1%
#   Reed Elsevier NV                       286,265    6,903,971       0.1%
#   Reed Elsevier NV Sponsored ADR          45,157    2,156,246       0.0%
#*  Royal Imtech NV                         91,794      490,998       0.0%
*   SBM Offshore NV                        480,566    6,205,963       0.1%
    Sligro Food Group NV                    27,394    1,057,086       0.0%
#*  SNS Reaal NV                           262,485           --       0.0%
*   Telegraaf Media Groep NV                22,328      146,026       0.0%
    TKH Group NV                           108,703    4,033,579       0.0%
#   TNT Express NV                         862,334    7,360,942       0.1%
*   TomTom NV                              276,464    2,453,553       0.0%
#   Unilever NV(904784709)                 151,412    6,583,394       0.1%
    Unilever NV(B12T3J1)                   247,800   10,809,184       0.1%
    USG People NV                          171,660    2,331,149       0.0%
    Van Lanschot NV                            214        4,673       0.0%
    Wessanen                               236,095    2,011,713       0.0%
#   Wolters Kluwer NV                      582,966   18,886,668       0.1%
                                                   ------------       ---
TOTAL NETHERLANDS                                   365,830,494       2.6%
                                                   ------------       ---
NEW ZEALAND -- (0.3%)
#*  a2 Milk Co., Ltd.                       39,073       15,465       0.0%
    Abano Healthcare Group, Ltd.            13,023       73,066       0.0%
    Air New Zealand, Ltd.                1,196,144    2,458,118       0.0%
    Auckland International Airport, Ltd. 1,801,563    6,322,047       0.1%
*   Chorus, Ltd.                           145,907      339,557       0.0%
*   Chorus, Ltd. ADR                        10,487      119,447       0.0%
    Contact Energy, Ltd.                   661,770    2,865,808       0.0%
#*  Diligent Board Member Services, Inc.     5,821       26,042       0.0%
    Ebos Group, Ltd.                        40,167      291,811       0.0%
    Fisher & Paykel Healthcare Corp.,
      Ltd.                                 826,404    4,092,697       0.0%
#   Fletcher Building, Ltd.(6341606)       662,210    4,191,863       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
NEW ZEALAND -- (Continued)
#   Fletcher Building, Ltd.(6341617)         94,146 $   588,296       0.0%
    Freightways, Ltd.                       164,399     765,318       0.0%
    Hallenstein Glasson Holdings, Ltd.       16,145      42,810       0.0%
    Heartland New Zealand, Ltd.              12,825      12,918       0.0%
    Infratil, Ltd.                          765,256   1,821,547       0.0%
#   Kathmandu Holdings, Ltd.                 54,811      59,872       0.0%
    Mainfreight, Ltd.                       103,253   1,212,221       0.0%
    Metlifecare, Ltd.                        37,636     139,449       0.0%
    Michael Hill International, Ltd.         72,300      65,085       0.0%
    New Zealand Oil & Gas, Ltd.             332,926     148,477       0.0%
#*  New Zealand Refining Co., Ltd. (The)     66,827     127,914       0.0%
    Nuplex Industries, Ltd.                 271,998     696,232       0.0%
#   NZX, Ltd.                                87,691      78,898       0.0%
*   Pacific Edge, Ltd.                       20,054      11,454       0.0%
    PGG Wrightson, Ltd.                     151,904      57,355       0.0%
*   Pike River Coal, Ltd.                   224,242          --       0.0%
#   Port of Tauranga, Ltd.                   87,501   1,118,151       0.0%
*   Pumpkin Patch, Ltd.                      37,217       8,352       0.0%
    Restaurant Brands New Zealand, Ltd.     141,523     448,152       0.0%
*   Rubicon, Ltd.                            64,229      15,896       0.0%
#   Ryman Healthcare, Ltd.                  241,305   1,498,604       0.0%
    Sanford, Ltd.                            31,342     116,347       0.0%
    Skellerup Holdings, Ltd.                 20,500      22,026       0.0%
    Sky Network Television, Ltd.            409,259   1,960,477       0.0%
    SKYCITY Entertainment Group, Ltd.     1,281,879   4,106,308       0.0%
#   Spark New Zealand, Ltd.               2,667,615   6,036,130       0.1%
    Steel & Tube Holdings, Ltd.              31,356      68,830       0.0%
    Summerset Group Holdings, Ltd.           55,902     147,885       0.0%
    Tourism Holdings, Ltd.                   23,932      32,846       0.0%
    Tower, Ltd.                             176,617     297,240       0.0%
    Trade Me Group, Ltd.                    209,823     611,140       0.0%
#   TrustPower, Ltd.                         73,850     439,790       0.0%
#   Vector, Ltd.                            277,165     683,058       0.0%
    Warehouse Group, Ltd. (The)              86,281     181,400       0.0%
*   Xero, Ltd.                               24,717     373,333       0.0%
                                                    -----------       ---
TOTAL NEW ZEALAND                                    44,789,732       0.3%
                                                    -----------       ---
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA          483,986     347,910       0.0%
#*  Akastor ASA                             239,560     467,468       0.0%
#   Aker ASA Class A                         43,992     990,748       0.0%
    Aker Solutions ASA                      201,958   1,229,482       0.0%
#   American Shipping ASA                    78,851     332,397       0.0%
#*  Archer, Ltd.                            812,241     301,406       0.0%
#   Atea ASA                                152,917   1,705,906       0.0%
    Austevoll Seafood ASA                   195,468   1,136,877       0.0%
    Bakkafrost P/F                           69,226   1,625,698       0.0%
*   Bionor Pharma ASA                        71,347      27,304       0.0%
    Bonheur ASA                              17,950     159,334       0.0%
    BW Offshore, Ltd.                     1,093,628     814,751       0.0%
    Deep Sea Supply P.L.C.                  206,844     111,328       0.0%
#*  Det Norske Oljeselskap ASA              196,101   1,436,901       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
NORWAY -- (Continued)
#   DNB ASA                                 553,057 $ 9,825,164       0.1%
#*  DNO ASA                                 644,010   1,214,141       0.0%
#*  DOF ASA                                  67,981      79,200       0.0%
#*  Dolphin Group A.S.                      184,083      54,608       0.0%
    Ekornes ASA                              24,912     350,659       0.0%
#*  Electromagnetic GeoServices ASA         531,462     211,554       0.0%
    Farstad Shipping ASA                      7,858      39,011       0.0%
#   Fred Olsen Energy ASA                    30,682     275,710       0.0%
#*  Frontline, Ltd.                         213,175     548,298       0.0%
    Ganger Rolf ASA                          23,563     214,197       0.0%
#   Gjensidige Forsikring ASA               108,368   1,885,237       0.0%
    Golar LNG, Ltd.                          19,800     712,701       0.0%
#*  Golden Ocean Group, Ltd.                107,870     530,776       0.0%
#*  Grieg Seafood ASA                        62,647     233,523       0.0%
*   Havila Shipping ASA                       3,252       4,449       0.0%
#   Hexagon Composites ASA                  167,123     538,373       0.0%
    Hoegh LNG Holdings, Ltd.                 49,905     672,602       0.0%
*   Kongsberg Automotive ASA              1,735,539   1,443,835       0.0%
#   Kongsberg Gruppen ASA                    33,629     722,624       0.0%
    Kvaerner ASA                            533,279     418,116       0.0%
    Leroy Seafood Group ASA                  43,655   1,448,321       0.0%
    Marine Harvest ASA                      336,235   4,098,247       0.1%
#*  Nordic Semiconductor ASA                274,530   2,091,613       0.0%
#   Norsk Hydro ASA                       1,259,497   5,964,726       0.1%
    Norsk Hydro ASA Sponsored ADR            50,900     240,757       0.0%
#*  Norske Skogindustrier ASA               615,107     353,176       0.0%
#*  Norwegian Air Shuttle ASA                53,080   2,222,847       0.0%
*   Odfjell SE Class A                       41,255     115,801       0.0%
    Olav Thon Eiendomsselskap ASA             4,360      95,494       0.0%
#   Opera Software ASA                      105,739   1,029,034       0.0%
#   Orkla ASA                               463,884   3,642,732       0.1%
*   Panoro Energy ASA                       960,998     149,402       0.0%
#   Petroleum Geo-Services ASA              600,791   3,989,106       0.1%
#*  PhotoCure ASA                             4,035      18,796       0.0%
    Prosafe SE                              419,031   1,490,283       0.0%
#*  Q-Free ASA                               66,600     116,374       0.0%
#*  REC Silicon ASA                       6,424,181   1,793,816       0.0%
*   REC Solar ASA                            45,876     620,517       0.0%
    Salmar ASA                               75,927   1,232,707       0.0%
    Schibsted ASA                            33,108   2,059,937       0.0%
#   Seadrill, Ltd.(B0HWHV8)                 233,288   3,053,740       0.0%
#   Seadrill, Ltd.(B09RMQ1)                  73,484     936,586       0.0%
#   Sevan Marine ASA                         66,506     174,576       0.0%
    Siem Offshore, Inc.                     222,158      79,921       0.0%
#   Solstad Offshore ASA                      7,538      48,445       0.0%
#*  Songa Offshore                          369,172      82,828       0.0%
    SpareBank 1 SMN                          52,734     471,060       0.0%
#   SpareBank 1 SR Bank ASA                 205,049   1,520,727       0.0%
    Statoil ASA                             833,976  17,680,591       0.1%
#   Statoil ASA Sponsored ADR               660,522  14,022,882       0.1%
#   Stolt-Nielsen, Ltd.                      32,168     599,690       0.0%
*   Storebrand ASA                          904,690   3,198,712       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
NORWAY -- (Continued)
    Subsea 7 SA                            248,026 $  2,755,030       0.0%
    Telenor ASA                            173,758    3,924,354       0.1%
#   TGS Nopec Geophysical Co. ASA           71,597    1,822,072       0.0%
    Tomra Systems ASA                      213,165    2,074,251       0.0%
*   TTS Group ASA                           11,319        7,541       0.0%
#   Veidekke ASA                           117,287    1,440,866       0.0%
#   Wilh Wilhelmsen ASA                     93,792      610,787       0.0%
    Wilh Wilhelmsen Holding ASA Class A     20,290      489,238       0.0%
    Yara International ASA                 143,507    7,352,933       0.1%
                                                   ------------       ---
TOTAL NORWAY                                        125,782,804       0.9%
                                                   ------------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                          349,608    1,499,387       0.0%
#*  Banco BPI SA                           921,180    1,505,753       0.0%
#*  Banco Comercial Portugues SA        49,575,059    4,936,737       0.1%
*   Banco Espirito Santo SA              3,375,184           --       0.0%
    Corticeira Amorim SGPS SA              164,524      742,640       0.0%
    EDP - Energias de Portugal SA        1,191,388    4,763,643       0.1%
    EDP - Energias de Portugal SA
      Sponsored ADR                          7,202      287,216       0.0%
    EDP Renovaveis SA                      455,916    3,186,996       0.0%
    Galp Energia SGPS SA                   680,668    9,297,702       0.1%
#*  Impresa SGPS SA                         49,210       51,776       0.0%
    Jeronimo Martins SGPS SA               240,597    3,509,685       0.0%
    Mota-Engil SGPS SA                     208,436      719,001       0.0%
    NOS SGPS SA                            454,781    3,312,507       0.0%
#   Novabase SGPS SA                        12,258       33,473       0.0%
    Portucel SA                            474,553    2,321,707       0.0%
#   Portugal Telecom SGPS SA               953,354      605,147       0.0%
    REN - Redes Energeticas Nacionais
      SGPS SA                              550,451    1,723,193       0.0%
    Semapa-Sociedade de Investimento e
      Gestao                               152,455    2,183,528       0.0%
#*  Sonae Industria SGPS SA             14,246,464      126,501       0.0%
    Sonae SGPS SA                        2,907,008    4,041,996       0.0%
    Teixeira Duarte SA                     243,459      186,803       0.0%
                                                   ------------       ---
TOTAL PORTUGAL                                       45,035,391       0.3%
                                                   ------------       ---
RUSSIA -- (0.0%)
*   Exillon Energy P.L.C.                   23,521       39,748       0.0%
                                                   ------------       ---
SINGAPORE -- (1.2%)
*   Abterra, Ltd.                          189,000       76,173       0.0%
    Amara Holdings, Ltd.                   248,000      103,104       0.0%
    Amtek Engineering, Ltd.                725,000      367,040       0.0%
    ASL Marine Holdings, Ltd.              282,800       89,292       0.0%
#*  Ausgroup, Ltd.                       1,532,939      282,799       0.0%
    Banyan Tree Holdings, Ltd.             409,000      169,756       0.0%
#*  Biosensors International Group,
      Ltd.                               3,143,701    1,958,527       0.0%
    Bonvests Holdings, Ltd.                 51,600       52,797       0.0%
*   Boustead Projects Pte., Ltd.           147,404      116,413       0.0%
    Boustead Singapore, Ltd.               491,349      524,418       0.0%
    Breadtalk Group, Ltd.                  354,000      377,977       0.0%
*   Broadway Industrial Group, Ltd.        589,333       93,435       0.0%
    Bukit Sembawang Estates, Ltd.          122,000      474,698       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SINGAPORE -- (Continued)
    Bund Center Investment, Ltd.          1,264,000 $   188,359       0.0%
    CapitaLand, Ltd.                      2,276,500   6,335,123       0.1%
#   Centurion Corp., Ltd.                   700,000     284,678       0.0%
    China Aviation Oil Singapore Corp.,
      Ltd.                                  334,800     215,935       0.0%
    China Merchants Holdings Pacific,
      Ltd.                                  371,400     330,971       0.0%
    Chip Eng Seng Corp., Ltd.             1,670,000   1,121,442       0.0%
    City Developments, Ltd.                 404,200   3,252,172       0.0%
#   Cityspring Infrastructure Trust         573,400     251,148       0.0%
    ComfortDelGro Corp., Ltd.             2,057,169   4,765,731       0.1%
#   Cosco Corp. Singapore, Ltd.           3,315,700   1,512,986       0.0%
    CSC Holdings, Ltd.                      396,000      13,449       0.0%
    CSE Global, Ltd.                      1,652,000     716,922       0.0%
#   CWT, Ltd.                               816,100   1,183,561       0.0%
    DBS Group Holdings, Ltd.              1,134,191  18,022,716       0.2%
*   Del Monte Pacific, Ltd.                 643,482     204,256       0.0%
*   Delong Holdings, Ltd.                   207,200      35,766       0.0%
    DMX Technologies Group, Ltd.            256,000      21,088       0.0%
#   Dyna-Mac Holdings, Ltd.               1,489,000     371,316       0.0%
    Elec & Eltek International Co., Ltd.     20,000      20,773       0.0%
    Eu Yan Sang International, Ltd.          44,400      22,471       0.0%
#   Ezion Holdings, Ltd.                  4,650,260   4,216,372       0.1%
#*  Ezra Holdings, Ltd.                   2,680,740     888,617       0.0%
#   Falcon Energy Group, Ltd.             1,074,000     223,380       0.0%
    Far East Orchard, Ltd.                  255,401     331,930       0.0%
#   First Resources, Ltd.                 1,247,000   1,672,399       0.0%
    FJ Benjamin Holdings, Ltd.              527,000      51,166       0.0%
    Food Empire Holdings, Ltd.              144,800      28,815       0.0%
#   Fragrance Group, Ltd.                 1,448,000     224,420       0.0%
    Frasers Centrepoint, Ltd.                46,500      66,525       0.0%
#*  Gallant Venture, Ltd.                 1,671,000     308,818       0.0%
#   Genting Hong Kong, Ltd.                 678,000     252,180       0.0%
    Genting Singapore P.L.C.              2,909,000   2,247,523       0.0%
#*  Geo Energy Resources, Ltd.            1,097,000     162,949       0.0%
    Global Logistic Properties, Ltd.      1,598,300   3,314,938       0.0%
    Global Premium Hotels, Ltd.             115,840      29,659       0.0%
*   Global Yellow Pages, Ltd.                72,500       2,085       0.0%
    GMG Global, Ltd.                      5,413,000     302,411       0.0%
    Golden Agri-Resources, Ltd.           7,123,069   2,253,397       0.0%
    GP Industries, Ltd.                     174,000      90,677       0.0%
#   Great Eastern Holdings, Ltd.             31,000     590,066       0.0%
#   GuocoLand, Ltd.                         424,221     608,338       0.0%
    GuocoLeisure, Ltd.                    1,274,000     884,450       0.0%
*   Healthway Medical Corp., Ltd.         2,577,133     101,110       0.0%
*   HG Metal Manufacturing, Ltd.            300,000      13,396       0.0%
#   Hi-P International, Ltd.                525,000     242,073       0.0%
    Hiap Hoe, Ltd.                          128,000      78,148       0.0%
    Ho Bee Land, Ltd.                       555,700     973,214       0.0%
    Hong Fok Corp., Ltd.                    860,580     616,208       0.0%
    Hong Leong Asia, Ltd.                   216,000     216,806       0.0%
    Hongkong Land Holdings, Ltd.            250,000   2,023,765       0.0%
    Hotel Grand Central, Ltd.               139,822     158,372       0.0%
    Hour Glass, Ltd. (The)                  150,000      89,387       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
SINGAPORE -- (Continued)
    HTL International Holdings, Ltd.         328,000 $   64,070       0.0%
    HupSteel, Ltd.                           145,000     20,791       0.0%
    Hutchison Port Holdings Trust          3,277,000  2,207,912       0.0%
    Hwa Hong Corp., Ltd.                     280,000     70,686       0.0%
#   Hyflux, Ltd.                           1,274,000    927,333       0.0%
    Indofood Agri Resources, Ltd.          1,320,000    725,507       0.0%
    InnoTek, Ltd.                             87,000     15,741       0.0%
    Innovalues, Ltd.                         711,800    423,638       0.0%
*   Interra Resources, Ltd.                  483,000     64,048       0.0%
    IPC Corp., Ltd.                        1,401,000    189,210       0.0%
    Jardine Cycle & Carriage, Ltd.            37,838  1,152,969       0.0%
#*  Jiutian Chemical Group, Ltd.           2,526,000    101,187       0.0%
*   Jurong Technologies Industrial Corp.,
      Ltd.                                   213,200         --       0.0%
    k1 Ventures, Ltd.                      1,643,000    254,204       0.0%
    Keppel Corp., Ltd.                       466,200  3,062,106       0.0%
    Keppel Infrastructure Trust              170,400    146,241       0.0%
    Keppel Telecommunications &
      Transportation, Ltd.                   160,800    198,802       0.0%
    Koh Brothers Group, Ltd.                 193,000     52,511       0.0%
    KSH Holdings, Ltd.                        23,000      8,942       0.0%
*   Li Heng Chemical Fibre Technologies,
      Ltd.                                 1,245,000    131,422       0.0%
    Lian Beng Group, Ltd.                  1,512,000    644,907       0.0%
#*  Linc Energy, Ltd.                        478,535    134,603       0.0%
    Low Keng Huat Singapore, Ltd.            293,000    166,950       0.0%
    Lum Chang Holdings, Ltd.                 160,000     45,338       0.0%
    M1, Ltd.                                 348,000    934,961       0.0%
*   Marco Polo Marine, Ltd.                  269,000     55,991       0.0%
*   Mercator Lines Singapore, Ltd.            12,000        445       0.0%
    Mewah International, Inc.                336,000     90,160       0.0%
#   Midas Holdings, Ltd.                   3,109,700    910,845       0.0%
#   Nam Cheong, Ltd.                       5,757,000  1,450,632       0.0%
#*  Neptune Orient Lines, Ltd.             2,096,000  1,793,417       0.0%
#   Noble Group, Ltd.                      9,252,200  6,025,188       0.1%
    NSL, Ltd.                                 75,000     89,618       0.0%
#   Olam International, Ltd.                 808,000  1,232,350       0.0%
#   OSIM International, Ltd.                 622,000    952,922       0.0%
    Otto Marine, Ltd.                        577,000     16,508       0.0%
#   OUE Hospitality Trust                     81,999     60,383       0.0%
    OUE, Ltd.                                479,000    799,426       0.0%
    Oversea-Chinese Banking Corp., Ltd.    1,133,103  9,124,737       0.1%
#   Oxley Holdings, Ltd.                     737,000    283,217       0.0%
    Pacific Radiance, Ltd.                    21,700     11,516       0.0%
    Pan-United Corp., Ltd.                   268,000    168,877       0.0%
    Penguin International, Ltd.            1,543,000    250,114       0.0%
#   Petra Foods, Ltd.                        171,000    500,171       0.0%
    QAF, Ltd.                                313,090    271,512       0.0%
#   Raffles Education Corp., Ltd.          1,874,667    453,683       0.0%
#   Raffles Medical Group, Ltd.              560,900  1,706,412       0.0%
    Rotary Engineering, Ltd.                 609,000    252,950       0.0%
*   S I2I, Ltd.                            4,170,000      9,363       0.0%
#   SATS, Ltd.                             1,239,392  2,986,134       0.0%
    SBS Transit, Ltd.                         54,000     74,216       0.0%
    SembCorp Industries, Ltd.                984,100  3,353,713       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
SINGAPORE -- (Continued)
#   SembCorp Marine, Ltd.                  652,800 $  1,460,105       0.0%
    Sheng Siong Group, Ltd.              1,279,000      810,700       0.0%
    SHS Holdings, Ltd.                     708,000      122,686       0.0%
    SIA Engineering Co., Ltd.               97,000      306,700       0.0%
    Sim Lian Group, Ltd.                   206,794      133,805       0.0%
#   Sinarmas Land, Ltd.                  3,047,400    1,620,173       0.0%
    Sing Holdings, Ltd.                    263,000       65,119       0.0%
    Singapore Airlines, Ltd.               650,500    5,993,825       0.1%
    Singapore Exchange, Ltd.               458,700    2,948,448       0.0%
    Singapore Post, Ltd.                 1,759,216    2,536,475       0.0%
#   Singapore Press Holdings, Ltd.         631,000    1,996,844       0.0%
    Singapore Reinsurance Corp., Ltd.       55,000       12,895       0.0%
    Singapore Shipping Corp., Ltd.         137,000       33,621       0.0%
    Singapore Technologies Engineering,
      Ltd.                                 926,000    2,527,955       0.0%
#   Singapore Telecommunications, Ltd.   3,069,350   10,256,528       0.1%
#*  Sino Grandness Food Industry Group,
      Ltd.                               1,452,000      370,636       0.0%
    SMRT Corp., Ltd.                     1,275,000    1,622,552       0.0%
    Stamford Land Corp., Ltd.              998,000      436,886       0.0%
    StarHub, Ltd.                          231,710      739,905       0.0%
    Sunningdale Tech, Ltd.               1,938,000      306,607       0.0%
#*  SunVic Chemical Holdings, Ltd.         790,000      268,005       0.0%
#   Super Group, Ltd.                      899,200    1,010,208       0.0%
#*  Swiber Holdings, Ltd.                2,217,000      330,580       0.0%
#   Swissco Holdings, Ltd.                 641,400      238,507       0.0%
    Tat Hong Holdings, Ltd.                696,000      327,689       0.0%
    Thakral Corp., Ltd.                    793,000       13,152       0.0%
    Tiong Woon Corp. Holding, Ltd.         465,750       72,267       0.0%
#*  TT International, Ltd.                 330,000       30,360       0.0%
    Tuan Sing Holdings, Ltd.             2,209,100      674,846       0.0%
    UMS Holdings, Ltd.                   1,058,050      451,147       0.0%
    United Engineers, Ltd.                 714,304    1,429,464       0.0%
#   United Industrial Corp., Ltd.          692,663    1,794,393       0.0%
    United Overseas Bank, Ltd.             791,372   14,612,670       0.1%
    UOB-Kay Hian Holdings, Ltd.            497,218      574,663       0.0%
#   UOL Group, Ltd.                        993,588    5,974,434       0.1%
    UPP Holdings, Ltd.                     610,000      107,016       0.0%
#*  Vard Holdings, Ltd.                  1,789,000      862,150       0.0%
    Venture Corp., Ltd.                    531,100    3,387,149       0.1%
#   Vibrant Group, Ltd.                  4,277,508      332,600       0.0%
    Wee Hur Holdings, Ltd.                 872,000      237,023       0.0%
    Wheelock Properties Singapore, Ltd.    186,347      270,078       0.0%
    Wilmar International, Ltd.             922,500    2,265,774       0.0%
    Wing Tai Holdings, Ltd.              1,490,224    2,205,136       0.0%
    Yeo Hiap Seng, Ltd.                     63,135       80,364       0.0%
    YHI International, Ltd.                 96,000       15,588       0.0%
    Yongnam Holdings, Ltd.               2,376,000      290,652       0.0%
                                                   ------------       ---
TOTAL SINGAPORE                                     183,647,845       1.3%
                                                   ------------       ---
SPAIN -- (2.3%)
#   Abengoa SA                             123,167      425,541       0.0%
#   Abengoa SA Class B                   1,174,738    3,796,918       0.0%
    Abertis Infraestructuras SA            284,198    5,236,919       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SPAIN -- (Continued)
*   Acciona SA                               76,384 $ 5,778,752       0.0%
    Acerinox SA                             348,104   5,079,587       0.0%
    ACS Actividades de Construccion y
      Servicios SA                          116,141   4,092,308       0.0%
    Adveo Group International SA             12,343     175,431       0.0%
*   Almirall SA                             101,834   1,920,045       0.0%
    Amadeus IT Holding SA Class A           239,681  10,925,123       0.1%
    Atresmedia Corp de Medios de
      Comunicacion SA                        97,680   1,577,744       0.0%
*   Azkoyen SA                               14,561      49,680       0.0%
#   Banco Bilbao Vizcaya Argentaria SA    1,304,341  13,106,117       0.1%
    Banco Bilbao Vizcaya Argentaria SA
      Sponsored ADR                         929,178   9,310,363       0.1%
#   Banco de Sabadell SA                  5,952,244  15,918,992       0.1%
    Banco Popular Espanol SA              1,654,196   8,606,869       0.1%
    Banco Santander SA                    4,708,157  35,596,338       0.3%
#   Banco Santander SA Sponsored ADR      2,313,228  17,395,475       0.1%
*   Bankia SA                             2,692,207   3,759,693       0.0%
    Bankinter SA                          1,035,313   7,829,840       0.1%
*   Baron de Ley                              3,526     367,534       0.0%
    Bolsas y Mercados Espanoles SHMSF SA    154,806   6,925,534       0.1%
    CaixaBank SA                          1,457,135   7,308,334       0.1%
*   Caja de Ahorros del Mediterraneo         21,176          --       0.0%
#*  Cementos Portland Valderrivas SA         43,783     358,936       0.0%
#   Cie Automotive SA                        93,785   1,425,210       0.0%
#   Construcciones y Auxiliar de
      Ferrocarriles SA                        3,906   1,362,196       0.0%
#   Distribuidora Internacional de
      Alimentacion SA                       996,047   7,977,211       0.1%
    Duro Felguera SA                        198,173     798,568       0.0%
    Ebro Foods SA                           151,927   2,947,100       0.0%
    Elecnor SA                               10,259     111,618       0.0%
    Enagas SA                               297,292   9,155,912       0.1%
    Ence Energia y Celulosa SA              368,840   1,330,432       0.0%
*   Ercros SA                               127,395      65,964       0.0%
    Faes Farma SA                           481,367   1,243,962       0.0%
    Ferrovial SA                            241,798   5,483,476       0.0%
*   Fluidra SA                               12,607      40,871       0.0%
*   Fomento de Construcciones y
      Contratas SA                          259,057   3,322,552       0.0%
*   Gamesa Corp. Tecnologica SA             761,043  10,176,964       0.1%
    Gas Natural SDG SA                      223,302   5,490,566       0.0%
    Grifols SA                               65,835   2,793,483       0.0%
#   Grupo Catalana Occidente SA              87,042   2,799,527       0.0%
#*  Grupo Ezentis SA                        315,518     290,242       0.0%
    Iberdrola SA                          5,958,202  39,879,955       0.3%
    Iberpapel Gestion SA                      4,081      70,483       0.0%
    Inditex SA                              211,244   6,778,620       0.1%
    Indra Sistemas SA                       290,319   3,417,561       0.0%
*   Inmobiliaria Colonial SA                 19,488      13,371       0.0%
*   Jazztel P.L.C.                          390,068   5,631,929       0.0%
    Mapfre SA                             1,965,484   7,303,928       0.1%
*   Mediaset Espana Comunicacion SA         507,795   6,882,985       0.1%
    Melia Hotels International SA           150,272   1,878,802       0.0%
    Miquel y Costas & Miquel SA              19,672     718,142       0.0%
*   NH Hotel Group SA                       303,318   1,765,980       0.0%
#   Obrascon Huarte Lain SA                 129,072   2,993,985       0.0%
    Papeles y Cartones de Europa SA         152,586     988,540       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
SPAIN -- (Continued)
*   Pescanova SA                            22,953 $         --       0.0%
    Prim SA                                  5,102       44,974       0.0%
*   Promotora de Informaciones SA
      Class A                            1,838,440      603,896       0.0%
    Prosegur Cia de Seguridad SA           404,781    2,333,382       0.0%
*   Quabit Inmobiliaria SA                 284,665       38,349       0.0%
#*  Realia Business SA                     191,857      158,116       0.0%
    Red Electrica Corp. SA                  94,259    7,910,667       0.1%
    Repsol SA                              468,455    9,656,706       0.1%
#   Repsol SA Sponsored ADR                282,057    5,832,939       0.1%
*   Sacyr SA                               509,389    2,287,115       0.0%
*   Sociedad Nacional de Industrias
      Apicaciones Celulosa Espanola SA      56,486        2,331       0.0%
#*  Solaria Energia y Medio Ambiente SA     34,875       40,488       0.0%
    Tecnicas Reunidas SA                    48,462    2,254,140       0.0%
*   Telecomunicaciones y Energia            27,058       43,643       0.0%
#   Telefonica SA                        1,398,413   21,284,457       0.2%
    Telefonica SA Sponsored ADR            230,122    3,488,649       0.0%
    Tubacex SA                             335,238    1,134,221       0.0%
#   Tubos Reunidos SA                      263,648      492,825       0.0%
    Vidrala SA                              26,420    1,234,253       0.0%
    Viscofan SA                             72,210    4,589,627       0.0%
*   Vocento SA                              49,923      121,537       0.0%
#   Zardoya Otis SA                        196,875    2,538,159       0.0%
*   Zeltia SA                              315,249    1,458,055       0.0%
                                                   ------------       ---
TOTAL SPAIN                                         368,230,737       2.6%
                                                   ------------       ---
SWEDEN -- (2.8%)
    AAK AB                                  70,950    4,488,707       0.0%
#   Acando AB                              224,742      409,349       0.0%
    AddTech AB Class B                      44,926      590,788       0.0%
    AF AB Class B                          128,858    1,752,362       0.0%
#   Alfa Laval AB                          205,142    3,829,160       0.0%
*   Arise AB                                 1,101        2,540       0.0%
    Assa Abloy AB Class B                  178,776   10,371,472       0.1%
#   Atlas Copco AB Class A                 158,326    4,941,827       0.0%
#   Atlas Copco AB Class B                  78,436    2,184,009       0.0%
#   Atrium Ljungberg AB Class B             31,294      456,622       0.0%
    Avanza Bank Holding AB                  41,441    1,785,232       0.0%
    Axfood AB                              136,432    2,155,302       0.0%
    B&B Tools AB Class B                    46,522      751,327       0.0%
*   BE Group AB                             67,268       28,507       0.0%
    Beijer Alma AB                          15,453      346,774       0.0%
    Beijer Electronics AB                    2,424       18,453       0.0%
    Beijer Ref AB Class B                    6,430      127,733       0.0%
    Betsson AB                             103,260    4,323,026       0.0%
#   Bilia AB Class A                        83,003    2,947,083       0.0%
    BillerudKorsnas AB                     387,156    6,701,707       0.1%
    BioGaia AB Class B                      10,783      295,410       0.0%
#   Biotage AB                              44,000       86,754       0.0%
#   Bjoern Borg AB                          24,143      101,451       0.0%
#   Boliden AB                             764,842   16,616,705       0.1%
#   Bulten AB                               33,543      381,951       0.0%
    Bure Equity AB                         111,077      679,445       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
SWEDEN -- (Continued)
#   Byggmax Group AB                         229,711 $1,677,496       0.0%
    Castellum AB                             299,639  4,672,056       0.0%
#   Catena AB                                    500      8,260       0.0%
    Clas Ohlson AB Class B                    81,411  1,397,952       0.0%
*   Cloetta AB Class B                       159,800    492,321       0.0%
    Concentric AB                             97,861  1,384,724       0.0%
*   Concordia Maritime AB Class B             30,791     63,460       0.0%
*   CyberCom Group AB                         79,025     22,886       0.0%
#   Dios Fastigheter AB                       45,450    353,985       0.0%
*   Doro AB                                   52,260    270,727       0.0%
#   Duni AB                                   78,232  1,192,813       0.0%
    Electrolux AB Series B                   250,413  7,498,021       0.1%
#   Elekta AB Class B                        324,310  3,034,640       0.0%
    Enea AB                                   26,784    290,815       0.0%
#*  Eniro AB                               1,094,983    219,781       0.0%
    Fabege AB                                254,442  3,878,666       0.0%
#   Fagerhult AB                               8,022    143,934       0.0%
*   Fastighets AB Balder                      62,434  1,112,901       0.0%
#*  Fenix Outdoor International AG               890     42,148       0.0%
    Getinge AB Class B                       338,947  8,238,064       0.1%
#   Gunnebo AB                               126,750    629,578       0.0%
    Haldex AB                                255,065  3,811,530       0.0%
#   Hennes & Mauritz AB Class B              227,333  9,038,017       0.1%
#   Hexagon AB Class B                       207,217  7,675,358       0.1%
#   Hexpol AB                                 42,095  4,510,957       0.0%
    HIQ International AB                     159,577    813,028       0.0%
    Holmen AB Class B                        117,358  3,883,134       0.0%
    Hufvudstaden AB Class A                   68,416    945,758       0.0%
#   Husqvarna AB Class A                     104,942    779,351       0.0%
    Husqvarna AB Class B                     693,330  5,128,327       0.1%
    ICA Gruppen AB                           128,590  4,770,173       0.0%
    Industrial & Financial Systems Class B    35,105  1,215,218       0.0%
#   Indutrade AB                              45,330  2,214,456       0.0%
#   Intrum Justitia AB                       162,806  5,127,118       0.1%
#   JM AB                                    267,206  7,949,916       0.1%
    KappAhl AB                               185,905    848,630       0.0%
*   Karolinska Development AB Class B          2,619      3,767       0.0%
    Klovern AB Class A                        44,484     49,806       0.0%
#   Klovern AB Class B                       444,835    493,469       0.0%
    KNOW IT AB                                27,286    178,754       0.0%
#   Kungsleden AB                            288,266  2,098,254       0.0%
    Lagercrantz AB Class B                    27,650    598,589       0.0%
    Lindab International AB                  160,835  1,404,704       0.0%
#   Loomis AB Class B                        173,041  5,545,864       0.1%
*   Lundin Petroleum AB                      230,339  3,728,447       0.0%
    Meda AB Class A                          523,317  8,784,080       0.1%
#*  Medivir AB Class B                        91,263    999,348       0.0%
#   Mekonomen AB                              57,601  1,433,202       0.0%
    Millicom International Cellular SA        63,720  4,971,231       0.1%
    Modern Times Group AB Class B             88,231  2,934,146       0.0%
    MQ Holding AB                             17,390     83,053       0.0%
#   Mycronic AB                              237,636  1,727,537       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SWEDEN -- (Continued)
    NCC AB Class A                            7,059 $   232,910       0.0%
    NCC AB Class B                          205,680   6,745,057       0.1%
    Nederman Holding AB                         402      10,353       0.0%
    Net Entertainment NE AB                  47,126   1,781,763       0.0%
*   Net Insight AB Class B                  597,227     231,245       0.0%
#   New Wave Group AB Class B               139,124     729,730       0.0%
    Nibe Industrier AB Class B              184,569   4,916,103       0.0%
    Nobia AB                                316,288   3,423,879       0.0%
#   Nolato AB Class B                        93,843   2,252,620       0.0%
    Nordea Bank AB                        1,602,244  20,356,740       0.2%
#   Nordnet AB Class B                      240,487   1,098,338       0.0%
    OEM International AB Class B              9,558     125,789       0.0%
#   Oriflame Cosmetics SA                    19,657     339,440       0.0%
#   Peab AB                                 425,173   3,585,860       0.0%
*   Pricer AB Class B                       242,365     232,035       0.0%
    Proact IT Group AB                        5,666      75,219       0.0%
#   Proffice AB Class B                     116,223     292,826       0.0%
#*  Qliro Group AB                           71,748     133,212       0.0%
    Ratos AB Class B                        273,745   1,866,553       0.0%
#*  RaySearch Laboratories AB                20,642     240,698       0.0%
    Rezidor Hotel Group AB                  140,000     593,948       0.0%
#   Saab AB Class B                         158,145   4,082,151       0.0%
    Sagax AB Class B                          3,620      25,050       0.0%
#   Sandvik AB                              695,476   8,790,171       0.1%
#*  SAS AB                                  639,627   1,236,025       0.0%
    Securitas AB Class B                    594,373   8,888,601       0.1%
    Semcon AB                                26,134     178,098       0.0%
    Skandinaviska Enskilda Banken AB
      Class A                               815,893  10,310,172       0.1%
    Skandinaviska Enskilda Banken AB
      Class C                                 9,106     112,045       0.0%
    Skanska AB Class B                      451,242  10,041,567       0.1%
#   SKF AB Class A                            5,419     133,220       0.0%
    SKF AB Class B                          291,182   7,112,133       0.1%
    SkiStar AB                               33,469     402,313       0.0%
#*  SSAB AB Class A(BPRBWK4)                 89,315     540,166       0.0%
#*  SSAB AB Class A(B17H0S8)                243,712   1,474,326       0.0%
*   SSAB AB Class B(BPRBWM6)                227,995   1,202,037       0.0%
#*  SSAB AB Class B(B17H3F6)                200,757   1,042,659       0.0%
    Svenska Cellulosa AB SCA Class A         18,066     458,011       0.0%
    Svenska Cellulosa AB SCA Class B        644,333  16,298,381       0.1%
    Svenska Handelsbanken AB Class A        264,227  12,196,435       0.1%
    Svenska Handelsbanken AB Class B          7,412     337,886       0.0%
#   Sweco AB Class B                         24,249     319,219       0.0%
    Swedbank AB Class A                     517,918  12,042,978       0.1%
    Swedish Match AB                        233,333   7,182,940       0.1%
*   Swedish Orphan Biovitrum AB             214,386   3,445,555       0.0%
#   Systemair AB                              3,166      43,692       0.0%
    Tele2 AB Class B                      1,003,239  13,380,976       0.1%
#   Telefonaktiebolaget LM Ericsson
      Class A                                49,162     516,591       0.0%
    Telefonaktiebolaget LM Ericsson
      Class B                             1,054,277  11,530,392       0.1%
#   Telefonaktiebolaget LM Ericsson
      Sponsored ADR                         530,387   5,791,826       0.1%
#   TeliaSonera AB                        2,415,610  15,018,162       0.1%
    TradeDoubler AB                          63,660      52,924       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
SWEDEN -- (Continued)
*   Transcom Worldwide AB                    1,110 $     12,218       0.0%
    Transmode AB                             1,153       15,824       0.0%
    Trelleborg AB Class B                  459,796    9,010,712       0.1%
    Tribona AB                               5,637       25,906       0.0%
    Unibet Group P.L.C.                     58,500    3,429,486       0.0%
    Vitrolife AB                            29,523      556,921       0.0%
    Volvo AB Class A                       184,822    2,554,490       0.0%
    Volvo AB Class B                     1,032,737   14,267,461       0.1%
    Volvo AB Sponsored ADR                  68,480      934,752       0.0%
    Wallenstam AB Class B                  150,183    2,532,096       0.0%
#   Wihlborgs Fastigheter AB                81,629    1,579,885       0.0%
                                                   ------------       ---
TOTAL SWEDEN                                        435,114,917       3.1%
                                                   ------------       ---
SWITZERLAND -- (6.3%)
    ABB, Ltd.                            1,440,614   31,567,357       0.2%
#   ABB, Ltd. Sponsored ADR                433,304    9,433,028       0.1%
    Actelion, Ltd.                          98,185   12,919,256       0.1%
    Adecco SA                              235,161   19,164,840       0.2%
#*  AFG Arbonia-Forster Holding AG          33,731      719,615       0.0%
    Allreal Holding AG                      24,020    3,446,173       0.0%
#*  Alpiq Holding AG                         3,183      277,717       0.0%
    ALSO Holding AG                            635       38,825       0.0%
    ams AG                                  97,981    5,326,968       0.1%
    APG SGA SA                               1,834      757,177       0.0%
    Aryzta AG                              162,775   10,983,581       0.1%
    Ascom Holding AG                       117,088    2,084,672       0.0%
    Autoneum Holding AG                     11,757    2,596,232       0.0%
    Bachem Holding AG Class B                6,321      340,464       0.0%
    Baloise Holding AG                     101,654   13,228,859       0.1%
    Bank Coop AG                             6,201      277,636       0.0%
    Banque Cantonale de Geneve               1,136      292,655       0.0%
    Banque Cantonale Vaudoise                4,815    2,835,752       0.0%
#   Barry Callebaut AG                       3,168    3,843,163       0.0%
    Basler Kantonalbank                      6,402      491,695       0.0%
    Belimo Holding AG                          477    1,157,390       0.0%
    Bell AG                                    110      294,602       0.0%
    Bellevue Group AG                       11,759      174,259       0.0%
#   Berner Kantonalbank AG                   6,092    1,304,585       0.0%
    BKW AG                                  12,459      490,043       0.0%
    Bobst Group SA                          21,127      963,814       0.0%
    Bossard Holding AG Class A              16,087    1,919,650       0.0%
#   Bucher Industries AG                    17,827    4,480,776       0.0%
    Burckhardt Compression Holding AG        3,341    1,454,763       0.0%
    Burkhalter Holding AG                    6,429      785,072       0.0%
    Carlo Gavazzi Holding AG                   221       52,110       0.0%
    Cham Paper Holding AG                        5        1,366       0.0%
*   Charles Voegele Holding AG              23,145      314,115       0.0%
    Chocoladefabriken Lindt & Sprungli
      AG                                        32    2,058,369       0.0%
    Cie Financiere Richemont SA            371,288   33,093,980       0.3%
    Cie Financiere Tradition SA              1,907      135,505       0.0%
    Clariant AG                          1,043,596   22,911,795       0.2%
    Coltene Holding AG                       8,909      787,884       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Conzzeta AG                                 221 $   833,167       0.0%
    Credit Suisse Group AG                1,094,024  28,955,597       0.2%
#   Credit Suisse Group AG Sponsored ADR    411,921  10,615,204       0.1%
    Daetwyler Holding AG                     12,646   1,794,919       0.0%
    DKSH Holding AG                          35,816   2,818,595       0.0%
    Dottikon Es Holding AG                       89      19,425       0.0%
*   Dufry AG                                 52,596   7,733,552       0.1%
    Edmond de Rothschild Suisse SA               10     161,277       0.0%
    EFG International AG                    110,470   1,621,477       0.0%
    Emmi AG                                   5,082   1,684,173       0.0%
    EMS-Chemie Holding AG                     9,007   3,780,151       0.0%
#   Energiedienst Holding AG                  8,178     238,998       0.0%
#*  Evolva Holding SA                        28,548      48,205       0.0%
    Feintool International Holding AG         1,179     118,690       0.0%
    Flughafen Zuerich AG                     11,315   8,811,969       0.1%
    Forbo Holding AG                          3,146   3,810,164       0.0%
#   Galenica AG                              11,508  10,744,952       0.1%
    GAM Holding AG                          435,332   9,821,520       0.1%
    Gategroup Holding AG                     95,678   3,345,654       0.0%
    Geberit AG                               26,838   9,505,302       0.1%
    Georg Fischer AG                         12,663   8,956,600       0.1%
    Givaudan SA                               5,576  10,433,668       0.1%
    Gurit Holding AG                          1,126     522,894       0.0%
    Helvetia Holding AG                      15,248   8,663,049       0.1%
    Holcim, Ltd.                            200,948  16,142,248       0.1%
    Huber & Suhner AG                        18,253     843,206       0.0%
    Implenia AG                              30,974   2,120,827       0.0%
#   Inficon Holding AG                        3,713   1,411,409       0.0%
    Interroll Holding AG                        987     656,223       0.0%
    Intershop Holding AG                      2,358   1,011,117       0.0%
    Julius Baer Group, Ltd.                 354,366  18,547,777       0.1%
    Kaba Holding AG Class B                   6,667   4,378,666       0.0%
    Kardex AG                                22,193   1,329,476       0.0%
    Komax Holding AG                         12,244   2,251,808       0.0%
    Kudelski SA                             125,868   1,887,370       0.0%
    Kuehne + Nagel International AG          24,840   3,725,612       0.0%
    Kuoni Reisen Holding AG                   8,384   2,816,815       0.0%
    LEM Holding SA                            2,555   2,263,823       0.0%
    Liechtensteinische Landesbank AG          3,854     156,165       0.0%
*   LifeWatch AG                             16,366     261,330       0.0%
#   Logitech International SA(H50430232)     96,289   1,435,669       0.0%
    Logitech International SA(B18ZRK2)      296,289   4,447,984       0.0%
    Lonza Group AG                          140,977  19,932,741       0.2%
#   Luzerner Kantonalbank AG                  4,966   1,926,119       0.0%
    MCH Group AG                                 56       3,709       0.0%
    Metall Zug AG                               214     606,931       0.0%
#*  Meyer Burger Technology AG              144,430     987,802       0.0%
    Micronas Semiconductor Holding AG        75,160     457,994       0.0%
    Mikron Holding AG                        48,480     311,365       0.0%
*   Mobilezone Holding AG                    62,772     985,948       0.0%
    Mobimo Holding AG                        12,566   2,803,940       0.0%
#*  Myriad Group AG                          16,690     104,342       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
SWITZERLAND -- (Continued)
    Nestle SA                            2,133,314 $165,511,487       1.2%
    Novartis AG                            326,834   33,360,638       0.3%
    Novartis AG ADR                        797,913   81,227,543       0.6%
    OC Oerlikon Corp. AG                   433,960    5,676,856       0.1%
*   Orascom Development Holding AG          13,644      211,965       0.0%
#*  Orell Fuessli Holding AG                   435       44,034       0.0%
    Orior AG                                 8,551      519,085       0.0%
    Panalpina Welttransport Holding AG      12,476    1,739,790       0.0%
    Partners Group Holding AG               18,333    5,746,219       0.1%
    Phoenix Mecano AG                        1,116      544,363       0.0%
    PSP Swiss Property AG                   23,821    2,221,845       0.0%
    Rieter Holding AG                       10,103    1,664,193       0.0%
    Roche Holding AG(7108918)                4,641    1,299,211       0.0%
    Roche Holding AG(7110388)              154,681   44,262,756       0.3%
    Romande Energie Holding SA                 357      439,243       0.0%
    Schaffner Holding AG                       509      134,687       0.0%
    Schindler Holding AG                     7,522    1,253,060       0.0%
*   Schmolz + Bickenbach AG              1,255,167    1,209,392       0.0%
    Schweiter Technologies AG                1,956    1,701,370       0.0%
    SGS SA                                   2,519    4,880,805       0.1%
    Siegfried Holding AG                    11,320    1,924,194       0.0%
    Sika AG                                  3,111   10,678,021       0.1%
    Sonova Holding AG                       19,621    2,710,733       0.0%
    St Galler Kantonalbank AG                4,374    1,668,924       0.0%
    Straumann Holding AG                    11,647    3,295,348       0.0%
    Sulzer AG                               39,873    4,449,353       0.0%
    Swatch Group AG (The)(7184725)          24,577   10,987,274       0.1%
    Swatch Group AG (The)(7184736)          33,505    2,968,714       0.0%
    Swiss Life Holding AG                   67,205   15,947,806       0.1%
    Swiss Re AG                            356,187   31,596,411       0.2%
    Swisscom AG                             11,892    7,069,866       0.1%
    Swisscom AG Sponsored ADR                5,100      302,634       0.0%
    Swissquote Group Holding SA             20,759      662,289       0.0%
    Syngenta AG                             92,858   31,073,027       0.2%
#   Syngenta AG ADR                        186,904   12,530,044       0.1%
    Tamedia AG                               2,226      389,010       0.0%
    Tecan Group AG                           8,679    1,153,442       0.0%
    Temenos Group AG                       108,438    3,940,650       0.0%
*   Tornos Holding AG                       12,446       63,050       0.0%
#   U-Blox AG                               12,987    2,465,790       0.0%
    UBS Group AG(BRJL176)                1,186,463   23,702,360       0.2%
*   UBS Group AG(H42097107)                307,566    6,172,850       0.1%
*   Valartis Group AG                        9,003      116,890       0.0%
    Valiant Holding AG                      20,194    1,820,610       0.0%
    Valora Holding AG                        6,875    1,542,912       0.0%
    Vaudoise Assurances Holding SA
      Class B                                1,437      805,211       0.0%
    Vetropack Holding AG                       364      620,624       0.0%
*   Von Roll Holding AG                     80,625       98,665       0.0%
    Vontobel Holding AG                     59,200    2,630,133       0.0%
    VP Bank AG                               4,935      415,548       0.0%
    Walliser Kantonalbank                      173      135,865       0.0%
    Walter Meier AG                          3,375      151,872       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
SWITZERLAND -- (Continued)
#   Ypsomed Holding AG                       3,145 $    305,091       0.0%
*   Zehnder Group AG                        18,865      893,346       0.0%
*   Zueblin Immobilien Holding AG           38,248       45,625       0.0%
    Zug Estates Holding AG                     189      289,236       0.0%
    Zuger Kantonalbank AG                      131      673,025       0.0%
    Zurich Insurance Group AG              104,843   32,360,124       0.2%
                                                   ------------       ---
TOTAL SWITZERLAND                                   994,158,470       7.0%
                                                   ------------       ---
UNITED KINGDOM -- (16.5%)
    4imprint Group P.L.C.                    1,908       31,996       0.0%
    888 Holdings P.L.C.                    586,425    1,439,891       0.0%
    A.G.BARR P.L.C.                         93,961      900,685       0.0%
    Aberdeen Asset Management P.L.C.     1,773,467   12,877,972       0.1%
    Acacia Mining P.L.C.                   302,966    1,343,658       0.0%
    Acal P.L.C.                             26,297      119,015       0.0%
    Admiral Group P.L.C.                   252,923    6,031,114       0.1%
#*  Afren P.L.C.                         2,504,224      127,682       0.0%
*   Aga Rangemaster Group P.L.C.            77,421      112,641       0.0%
    Aggreko P.L.C.                         587,594   14,822,151       0.1%
    Air Partner P.L.C.                       2,004       11,127       0.0%
    Alent P.L.C.                           560,459    3,112,466       0.0%
*   Alizyme P.L.C.                          42,517           --       0.0%
    Alumasc Group P.L.C. (The)               8,807       19,806       0.0%
    Amec Foster Wheeler P.L.C.             558,730    7,822,880       0.1%
    Amlin P.L.C.                         1,133,978    7,946,923       0.1%
    Anglo American P.L.C.                1,365,957   23,142,740       0.2%
    Anglo Pacific Group P.L.C.              77,118      112,620       0.0%
    Anglo-Eastern Plantations P.L.C.         8,036       76,800       0.0%
    Anite P.L.C.                           429,968      558,883       0.0%
#   Antofagasta P.L.C.                     727,453    8,707,090       0.1%
    ARM Holdings P.L.C.                     12,223      207,686       0.0%
#   ARM Holdings P.L.C. Sponsored ADR      123,230    6,283,498       0.1%
#   Ashmore Group P.L.C.                   715,182    3,380,876       0.0%
    Ashtead Group P.L.C.                   957,380   16,416,738       0.1%
    Associated British Foods P.L.C.        248,435   10,846,225       0.1%
    AstraZeneca P.L.C.                       5,511      378,201       0.0%
#   AstraZeneca P.L.C. Sponsored ADR       493,171   33,772,350       0.2%
    Aveva Group P.L.C.                      41,483    1,073,416       0.0%
    Aviva P.L.C.                         5,620,290   45,217,798       0.3%
#   Aviva P.L.C. Sponsored ADR              25,627      413,107       0.0%
    Avon Rubber P.L.C.                      10,350      122,964       0.0%
    Babcock International Group P.L.C.     665,025   10,258,618       0.1%
    BAE Systems P.L.C.                   2,742,320   21,245,312       0.2%
    Balfour Beatty P.L.C.                1,469,509    5,439,055       0.0%
    Bank of Georgia Holdings P.L.C.         40,818    1,120,992       0.0%
    Barclays P.L.C.                        232,580      909,958       0.0%
    Barclays P.L.C. Sponsored ADR        2,018,783   31,775,644       0.2%
    Barratt Developments P.L.C.          2,130,111   16,898,897       0.1%
    BBA Aviation P.L.C.                  1,007,603    5,301,801       0.0%
    Beazley P.L.C.                       1,289,347    5,544,939       0.0%
    Bellway P.L.C.                         286,716    8,716,796       0.1%
    Berendsen P.L.C.                       584,268    9,288,424       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Berkeley Group Holdings P.L.C.         268,649 $10,343,699       0.1%
    Betfair Group P.L.C.                    47,809   1,703,618       0.0%
    BG Group P.L.C.                      2,591,251  46,936,731       0.3%
#   BG Group P.L.C. Sponsored ADR          132,471   2,416,271       0.0%
    BHP Billiton P.L.C.                    389,565   9,363,764       0.1%
#   BHP Billiton P.L.C. ADR                640,567  30,939,386       0.2%
    Bloomsbury Publishing P.L.C.            58,768     151,143       0.0%
    Bodycote P.L.C.                        566,009   5,960,996       0.1%
    Booker Group P.L.C.                  1,701,009   3,765,760       0.0%
    Boot Henry P.L.C.                       54,535     180,387       0.0%
    Bovis Homes Group P.L.C.               276,185   3,932,431       0.0%
    BP P.L.C.                               82,666     596,220       0.0%
#   BP P.L.C. Sponsored ADR              2,103,801  90,800,049       0.6%
    Braemar Shipping Services P.L.C.        13,650      91,663       0.0%
    Brammer P.L.C.                          48,199     280,605       0.0%
    Brewin Dolphin Holdings P.L.C.         585,005   3,038,124       0.0%
    British American Tobacco P.L.C.        150,314   8,258,789       0.1%
    British American Tobacco P.L.C.
      Sponsored ADR                        143,686  15,821,265       0.1%
    British Polythene Industries P.L.C.     30,441     323,967       0.0%
    Britvic P.L.C.                         500,924   5,563,046       0.0%
    BT Group P.L.C.                        527,180   3,676,861       0.0%
    BT Group P.L.C. Sponsored ADR          136,982   9,572,302       0.1%
*   BTG P.L.C.                             388,959   4,291,799       0.0%
    Bunzl P.L.C.                           261,854   7,362,615       0.1%
    Burberry Group P.L.C.                  328,876   8,767,505       0.1%
    Bwin.Party Digital Entertainment
      P.L.C.                             1,220,016   1,561,050       0.0%
    Cable & Wireless Communications
      P.L.C.                             8,904,267   9,178,803       0.1%
*   Cairn Energy P.L.C.                    144,231     392,951       0.0%
    Cape P.L.C.                            287,885   1,166,453       0.0%
    Capita P.L.C.                          310,687   5,438,011       0.0%
    Capital & Counties Properties P.L.C.   212,800   1,286,469       0.0%
    Capital & Regional P.L.C.              250,470     216,319       0.0%
    Carclo P.L.C.                           21,100      43,668       0.0%
#   Carillion P.L.C.                       996,838   4,973,578       0.0%
    Carnival P.L.C.                         43,538   1,980,855       0.0%
    Carnival P.L.C. ADR                    138,242   6,260,980       0.1%
    Carr's Milling Industries P.L.C.        26,720      65,927       0.0%
    Castings P.L.C.                         57,646     334,477       0.0%
    Catlin Group, Ltd.                     778,570   8,388,439       0.1%
    Centamin P.L.C.                      2,257,149   2,204,478       0.0%
    Centaur Media P.L.C.                    79,311      98,415       0.0%
#   Centrica P.L.C.                      4,557,902  17,796,265       0.1%
    Charles Stanley Group P.L.C.             6,583      39,758       0.0%
    Charles Taylor P.L.C.                   16,780      59,000       0.0%
    Chemring Group P.L.C.                  518,745   1,704,501       0.0%
    Chesnara P.L.C.                        194,104     953,387       0.0%
    Chime Communications P.L.C.             37,972     169,183       0.0%
    Cineworld Group P.L.C.                 356,495   2,662,651       0.0%
    Clarkson P.L.C.                          4,405     153,153       0.0%
    Close Brothers Group P.L.C.            321,461   7,514,292       0.1%
*   Coats Group PLC                         52,296      21,169       0.0%
    Cobham P.L.C.                        2,207,280  10,013,094       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Coca-Cola HBC AG                        310,761 $ 6,556,035       0.1%
*   Colt Group SA                           740,390   1,692,443       0.0%
    Communisis P.L.C.                       169,076     147,900       0.0%
    Compass Group P.L.C.                    784,979  13,876,639       0.1%
    Computacenter P.L.C.                    159,870   1,716,514       0.0%
    Connect Group P.L.C.                    333,041     810,512       0.0%
    Consort Medical P.L.C.                   71,965   1,035,859       0.0%
    Costain Group P.L.C.                     47,428     232,357       0.0%
    Countrywide P.L.C.                        2,961      23,767       0.0%
    Cranswick P.L.C.                         93,201   2,039,991       0.0%
    Crest Nicholson Holdings P.L.C.          11,791      80,954       0.0%
    Creston P.L.C.                           18,283      35,104       0.0%
    Croda International P.L.C.              242,577  10,527,040       0.1%
    CSR P.L.C.                              304,746   4,108,097       0.0%
    Daily Mail & General Trust P.L.C.       557,671   7,666,062       0.1%
    Dairy Crest Group P.L.C.                357,423   2,498,816       0.0%
    Darty P.L.C.                            303,760     348,607       0.0%
    DCC P.L.C.                              161,832  10,294,708       0.1%
    De La Rue P.L.C.                         91,207     766,479       0.0%
    Debenhams P.L.C.                      2,522,520   3,465,198       0.0%
    Dechra Pharmaceuticals P.L.C.           176,415   2,772,726       0.0%
    Development Securities P.L.C.           225,565     875,891       0.0%
    Devro P.L.C.                            482,175   2,159,161       0.0%
    Diageo P.L.C.                            41,007   1,138,451       0.0%
#   Diageo P.L.C. Sponsored ADR             113,054  12,551,255       0.1%
#   Dialight P.L.C.                           7,633      81,908       0.0%
    Dignity P.L.C.                           72,226   2,252,898       0.0%
    Diploma P.L.C.                          261,834   3,211,693       0.0%
    Direct Line Insurance Group P.L.C.    2,624,484  12,812,856       0.1%
    Dixons Carphone P.L.C.                1,924,861  12,492,018       0.1%
    Domino Printing Sciences P.L.C.         208,017   2,918,424       0.0%
    Domino's Pizza Group P.L.C.             229,661   2,778,500       0.0%
    Drax Group P.L.C.                       785,326   4,798,190       0.0%
    DS Smith P.L.C.                       2,759,580  14,755,340       0.1%
    Dunelm Group P.L.C.                      65,693     904,402       0.0%
*   Dyson Group P.L.C                         3,999          80       0.0%
    E2V Technologies P.L.C.                  83,076     296,008       0.0%
    easyJet P.L.C.                          250,261   6,919,889       0.1%
    Electrocomponents P.L.C.              1,427,421   5,273,854       0.0%
    Elementis P.L.C.                      1,428,752   6,648,774       0.1%
*   EnQuest P.L.C.                        1,559,458   1,252,989       0.0%
*   Enterprise Inns P.L.C.                1,150,115   2,056,024       0.0%
    Essentra P.L.C.                         605,996   8,895,596       0.1%
    esure Group P.L.C.                       21,928      73,515       0.0%
    Euromoney Institutional Investor
      P.L.C.                                 48,372     847,638       0.0%
    Evraz P.L.C.                            601,562   1,747,002       0.0%
    Experian P.L.C.                         649,703  11,603,871       0.1%
    Fenner P.L.C.                           419,492   1,348,101       0.0%
    Ferrexpo P.L.C.                         413,055     495,121       0.0%
    Fidessa Group P.L.C.                     48,859   1,667,891       0.0%
*   Findel P.L.C.                            63,044     211,598       0.0%
*   Firstgroup P.L.C.                     2,549,551   3,872,596       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
*   Fortune Oil CVR                         691,662 $     5,309       0.0%
    Fresnillo P.L.C.                        208,368   2,311,020       0.0%
    Fuller Smith & Turner P.L.C. Class A     40,964     627,923       0.0%
*   Future P.L.C.                           361,156      56,878       0.0%
    G4S P.L.C.                            3,502,906  15,712,329       0.1%
    Galliford Try P.L.C.                    176,320   4,057,150       0.0%
    Games Workshop Group P.L.C.               7,668      60,045       0.0%
*   Gem Diamonds, Ltd.                      299,479     640,326       0.0%
    Genus P.L.C.                             96,961   2,007,064       0.0%
    GKN P.L.C.                            3,122,792  16,749,364       0.1%
    GlaxoSmithKline P.L.C.                  104,687   2,417,921       0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR    528,749  24,401,766       0.2%
    Glencore P.L.C.                       4,070,807  19,338,644       0.1%
    Go-Ahead Group P.L.C.                    74,800   2,824,379       0.0%
    Goodwin P.L.C.                               40       1,503       0.0%
    Grafton Group P.L.C.                    375,069   4,733,242       0.0%
    Greencore Group P.L.C.                1,356,674   7,362,097       0.1%
#   Greene King P.L.C.                      556,257   7,072,183       0.1%
    Greggs P.L.C.                           331,193   6,018,986       0.1%
    Halfords Group P.L.C.                   658,396   4,585,306       0.0%
    Halma P.L.C.                          1,056,661  11,507,958       0.1%
    Hargreaves Lansdown P.L.C.              307,475   5,775,853       0.1%
    Harvey Nash Group P.L.C.                 28,747      37,534       0.0%
    Hays P.L.C.                           2,759,185   6,485,058       0.1%
    Headlam Group P.L.C.                    100,890     719,502       0.0%
    Helical Bar P.L.C.                      216,470   1,291,547       0.0%
    Henderson Group P.L.C.                2,292,840   9,783,547       0.1%
    Hikma Pharmaceuticals P.L.C.            287,659   8,995,717       0.1%
    Hill & Smith Holdings P.L.C.            170,458   1,817,032       0.0%
    Hilton Food Group P.L.C.                  1,517      10,049       0.0%
    Hiscox, Ltd.                            545,846   6,877,325       0.1%
#*  Hochschild Mining P.L.C.                262,443     393,645       0.0%
    Hogg Robinson Group P.L.C.              124,869      85,253       0.0%
    Home Retail Group P.L.C.              1,871,747   4,782,944       0.0%
    Homeserve P.L.C.                        652,256   3,811,532       0.0%
*   Hornby P.L.C.                            20,303      27,536       0.0%
    Howden Joinery Group P.L.C.           1,333,982   9,496,367       0.1%
    HSBC Holdings P.L.C. Sponsored ADR    1,793,653  89,018,998       0.6%
    Hunting P.L.C.                          255,619   2,295,047       0.0%
    Huntsworth P.L.C.                       265,818     167,807       0.0%
    ICAP P.L.C.                           1,462,296  12,432,046       0.1%
    IG Group Holdings P.L.C.              1,050,881  11,848,828       0.1%
#*  Imagination Technologies Group P.L.C.   436,640   1,312,311       0.0%
    IMI P.L.C.                              255,154   4,889,403       0.0%
    Imperial Tobacco Group P.L.C.           380,697  18,589,623       0.1%
#   Imperial Tobacco Group P.L.C. ADR        12,593   1,224,417       0.0%
    Inchcape P.L.C.                         970,266  12,341,840       0.1%
*   Indivior P.L.C.                         120,701     369,151       0.0%
    Informa P.L.C.                        1,745,702  14,867,375       0.1%
    Inmarsat P.L.C.                         998,073  15,368,890       0.1%
    Innovation Group P.L.C.               1,487,036     648,786       0.0%
    InterContinental Hotels Group P.L.C.    154,989   6,628,181       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
#   InterContinental Hotels Group
      P.L.C. ADR                            105,260 $ 4,485,129       0.0%
*   International Consolidated Airlines
      Group SA(B5282K0)                     275,021   2,294,002       0.0%
*   International Consolidated Airlines
      Group SA(B5M6XQ7)                   1,452,029  12,042,634       0.1%
*   International Consolidated Airlines
      Group SA Sponsored ADR                 11,890     493,078       0.0%
*   International Ferro Metals, Ltd.         20,587         958       0.0%
    Interserve P.L.C.                       332,347   2,943,503       0.0%
    Intertek Group P.L.C.                   329,528  13,169,759       0.1%
    Investec P.L.C.                         976,882   9,328,141       0.1%
*   IP Group P.L.C.                         159,593     480,292       0.0%
    ITE Group P.L.C.                        327,120     943,467       0.0%
    ITV P.L.C.                            2,958,608  11,486,833       0.1%
#   J Sainsbury P.L.C.                    2,994,043  12,449,458       0.1%
    James Fisher & Sons P.L.C.               79,800   1,411,067       0.0%
    Jardine Lloyd Thompson Group P.L.C.     161,619   2,632,034       0.0%
    JD Sports Fashion P.L.C.                 78,862     693,574       0.0%
    JD Wetherspoon P.L.C.                   247,295   2,881,251       0.0%
#*  JKX Oil & Gas P.L.C.                    132,334      60,520       0.0%
    John Menzies P.L.C.                      54,405     325,717       0.0%
    John Wood Group P.L.C.                  668,488   7,043,482       0.1%
    Johnson Matthey P.L.C.                  270,644  13,837,711       0.1%
*   Johnston Press P.L.C.                    29,137      70,280       0.0%
    Jupiter Fund Management P.L.C.          981,091   6,459,735       0.1%
*   KAZ Minerals P.L.C.                     535,840   2,131,062       0.0%
    Kcom Group P.L.C.                     1,190,330   1,673,441       0.0%
    Keller Group P.L.C.                     178,549   2,731,076       0.0%
    Kier Group P.L.C.                        99,652   2,472,002       0.0%
    Kingfisher P.L.C.                     1,822,314   9,790,432       0.1%
    Ladbrokes P.L.C.                      1,982,187   3,102,213       0.0%
    Laird P.L.C.                            601,299   3,306,751       0.0%
*   Lamprell P.L.C.                         633,715   1,364,781       0.0%
    Lancashire Holdings, Ltd.               399,365   3,904,097       0.0%
    Latchways P.L.C.                          2,464      28,526       0.0%
    Laura Ashley Holdings P.L.C.            224,765     102,673       0.0%
    Lavendon Group P.L.C.                   171,083     456,865       0.0%
    Legal & General Group P.L.C.          4,866,129  19,343,226       0.1%
*   Liberty Global P.L.C. Class A            27,450   1,431,240       0.0%
*   Liberty Global P.L.C. Series C           67,723   3,416,611       0.0%
    Lloyds Banking Group P.L.C.          53,682,194  63,574,571       0.5%
    Lloyds Banking Group P.L.C. ADR       1,366,879   6,520,013       0.1%
    London Stock Exchange Group P.L.C.      377,424  14,691,393       0.1%
#*  Lonmin P.L.C.                         1,006,455   2,224,806       0.0%
    Lookers P.L.C.                          426,063   1,022,493       0.0%
    Low & Bonar P.L.C.                      135,064     128,148       0.0%
    LSL Property Services P.L.C.             17,023      94,042       0.0%
    Man Group P.L.C.                      3,844,763  11,336,322       0.1%
    Management Consulting Group P.L.C.      265,588      71,211       0.0%
    Marks & Spencer Group P.L.C.          1,284,124  10,874,602       0.1%
    Marshalls P.L.C.                        118,677     493,326       0.0%
    Marston's P.L.C.                      1,223,259   2,974,770       0.0%
*   McBride P.L.C.(BVXC225)               4,751,993       7,294       0.0%
    McBride P.L.C.(0574635)                 279,529     403,175       0.0%
    Mears Group P.L.C.                      104,448     685,647       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Meggitt P.L.C.                        1,743,603 $14,090,704       0.1%
    Melrose Industries P.L.C.             1,891,412   7,675,326       0.1%
    Merlin Entertainments P.L.C.             95,352     637,096       0.0%
    Michael Page International P.L.C.       498,700   4,062,851       0.0%
    Micro Focus International P.L.C.        221,586   4,264,889       0.0%
    Millennium & Copthorne Hotels P.L.C.    362,153   3,215,207       0.0%
*   Mitchells & Butlers P.L.C.              484,379   3,093,493       0.0%
#   Mitie Group P.L.C.                    1,416,871   6,215,299       0.1%
    MJ Gleeson P.L.C.                        19,478     116,731       0.0%
    Mondi P.L.C.                            693,541  14,042,925       0.1%
    Moneysupermarket.com Group P.L.C.       633,467   2,714,434       0.0%
    Morgan Advanced Materials P.L.C.        813,934   4,180,574       0.0%
    Morgan Sindall Group P.L.C.              54,102     650,503       0.0%
#*  Mothercare P.L.C.                       272,304     927,645       0.0%
    N Brown Group P.L.C.                    271,184   1,423,668       0.0%
    National Express Group P.L.C.         1,058,165   4,660,140       0.0%
    National Grid P.L.C.                     14,459     194,522       0.0%
#   National Grid P.L.C. Sponsored ADR      168,234  11,344,017       0.1%
    NCC Group P.L.C.                         69,991     222,917       0.0%
*   New World Resources P.L.C. Class A       46,188         499       0.0%
    Next P.L.C.                              78,410   8,815,668       0.1%
    Northgate P.L.C.                        322,233   3,191,716       0.0%
    Novae Group P.L.C.                       79,571     849,476       0.0%
*   Ocado Group P.L.C.                        9,687      52,584       0.0%
    Old Mutual P.L.C.                     4,580,580  16,431,084       0.1%
*   Ophir Energy P.L.C.                     211,603     461,283       0.0%
*   Optos P.L.C.                              8,716      45,489       0.0%
*   Oxford Biomedica P.L.C.                 164,084      28,370       0.0%
    Oxford Instruments P.L.C.                56,289     801,336       0.0%
    Pace P.L.C.                           1,076,310   6,823,991       0.1%
    PayPoint P.L.C.                          37,136     484,303       0.0%
    Pearson P.L.C.                           31,107     628,637       0.0%
    Pearson P.L.C. Sponsored ADR            595,382  12,050,532       0.1%
    Pendragon P.L.C.                        525,892     297,505       0.0%
    Pennon Group P.L.C.                     690,196   9,058,507       0.1%
    Persimmon P.L.C.                        679,263  17,636,612       0.1%
*   Petra Diamonds, Ltd.                    423,803   1,016,444       0.0%
#   Petrofac, Ltd.                          424,756   5,669,334       0.0%
*   Petropavlovsk P.L.C.                    304,494      29,495       0.0%
    Phoenix Group Holdings                  313,992   4,052,183       0.0%
    Phoenix IT Group P.L.C.                  33,310      63,642       0.0%
    Photo-Me International P.L.C.           796,592   1,703,094       0.0%
    Playtech P.L.C.                         205,340   2,579,639       0.0%
    Poundland Group P.L.C.                   10,067      48,332       0.0%
    Premier Farnell P.L.C.                  663,671   1,936,528       0.0%
*   Premier Foods P.L.C.                  1,348,982     952,042       0.0%
*   Premier Oil P.L.C.                    1,066,992   2,854,432       0.0%
#   Prudential P.L.C. ADR                   583,858  29,140,353       0.2%
*   Punch Taverns P.L.C.                     44,189      76,294       0.0%
    PZ Cussons P.L.C.                       351,524   1,925,999       0.0%
    QinetiQ Group P.L.C.                  1,886,054   5,837,313       0.1%
*   Quintain Estates & Development P.L.C. 1,397,471   2,055,760       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE++   OF NET ASSETS**
                                        ----------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Randgold Resources, Ltd.                138,856 $10,567,026       0.1%
    Randgold Resources, Ltd. ADR             19,692   1,499,940       0.0%
    Rank Group P.L.C.                        20,290      59,369       0.0%
*   Raven Russia, Ltd.                      105,831      83,524       0.0%
    REA Holdings P.L.C.                      11,361      53,734       0.0%
    Reckitt Benckiser Group P.L.C.          126,890  11,293,765       0.1%
    Redrow P.L.C.                           551,922   3,126,171       0.0%
    Reed Elsevier P.L.C.                    368,752   6,102,968       0.1%
    Reed Elsevier P.L.C. Sponsored ADR       46,364   3,065,123       0.0%
    Regus P.L.C.                          1,753,043   6,695,429       0.1%
    Renishaw P.L.C.                          51,270   1,966,269       0.0%
    Rentokil Initial P.L.C.               2,997,626   6,165,290       0.1%
    Restaurant Group P.L.C. (The)           439,994   4,572,623       0.0%
    Rexam P.L.C.                          1,696,940  15,061,668       0.1%
    Ricardo P.L.C.                           51,009     661,440       0.0%
    Rightmove P.L.C.                        167,394   8,103,442       0.1%
    Rio Tinto P.L.C.                        110,323   4,937,071       0.0%
#   Rio Tinto P.L.C. Sponsored ADR          934,161  41,841,071       0.3%
    RM P.L.C.                                27,965      60,294       0.0%
    Robert Walters P.L.C.                    96,302     562,859       0.0%
    Rolls-Royce Holdings
      P.L.C.(B63H849)                     1,058,476  16,875,177       0.1%
*   Rolls-Royce Holdings
      P.L.C.(BVYJ8N8)                   149,245,116     229,091       0.0%
    Rotork P.L.C.                           156,887   5,661,329       0.0%
#*  Royal Bank of Scotland Group
      P.L.C. Sponsored ADR                  606,738   6,273,671       0.1%
    Royal Dutch Shell P.L.C.(B03MLX2)        11,949     376,755       0.0%
    Royal Dutch Shell P.L.C.(B03MM40)        62,822   2,011,296       0.0%
#   Royal Dutch Shell P.L.C.
      ADR(B03MM73)                        1,361,684  87,951,170       0.6%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                        560,608  35,559,365       0.3%
    Royal Mail P.L.C.                       852,460   6,090,433       0.1%
    RPC Group P.L.C.                        650,881   5,981,882       0.1%
    RPS Group P.L.C.                        385,893   1,261,287       0.0%
    RSA Insurance Group P.L.C.            1,797,876  11,761,261       0.1%
    S&U P.L.C.                                2,442      75,910       0.0%
    SABMiller P.L.C.                        158,354   8,382,132       0.1%
    Sage Group P.L.C. (The)               1,641,179  12,202,499       0.1%
    Savills P.L.C.                          303,902   3,848,783       0.0%
    Schroders P.L.C.(0239581)                54,414   2,038,483       0.0%
    Schroders P.L.C.(0240549)               102,399   5,078,817       0.0%
    SDL P.L.C.                              137,422     981,726       0.0%
    Senior P.L.C.                         1,095,038   5,258,190       0.0%
    Sepura P.L.C.                            12,081      24,253       0.0%
    Serco Group P.L.C.                      680,246   1,389,678       0.0%
*   Severfield P.L.C.                       396,752     389,268       0.0%
    Severn Trent P.L.C.                     286,273   9,322,149       0.1%
    Shanks Group P.L.C.                   1,279,465   2,094,512       0.0%
    Shire P.L.C.(B2QKY05)                   143,536  11,664,243       0.1%
    Shire P.L.C.(B39JBM7)                    28,006   6,819,741       0.1%
    SIG P.L.C.                            1,513,778   4,498,651       0.0%
    Sky P.L.C.                              433,147   7,141,700       0.1%
    Sky P.L.C. Sponsored ADR                 24,064   1,591,834       0.0%
*   Skyepharma P.L.C.                        10,956      50,514       0.0%
*   Skyepharma P.L.C. Sponsored ADR              80         372       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Smith & Nephew P.L.C.                   234,264 $ 3,987,034       0.0%
#   Smith & Nephew P.L.C. Sponsored ADR     114,828   3,891,504       0.0%
    Smiths Group P.L.C.                     772,954  13,531,662       0.1%
    Soco International P.L.C.               516,172   1,427,310       0.0%
    Spectris P.L.C.                         351,224  11,543,191       0.1%
    Speedy Hire P.L.C.                      930,767   1,057,278       0.0%
    Spirax-Sarco Engineering P.L.C.         150,710   7,801,211       0.1%
    Spirent Communications P.L.C.         1,905,187   2,550,475       0.0%
    Spirent Communications P.L.C. ADR        25,100     135,666       0.0%
    Spirit Pub Co. P.L.C.                 1,395,484   2,399,891       0.0%
*   Sportech P.L.C.                          87,812      89,476       0.0%
*   Sports Direct International P.L.C.      424,223   4,009,933       0.0%
    SSE P.L.C.                              792,385  18,774,534       0.1%
    St Ives P.L.C.                           71,194     189,165       0.0%
    St James's Place P.L.C.               1,010,520  13,784,200       0.1%
    ST Modwen Properties P.L.C.             403,976   2,692,026       0.0%
    Stagecoach Group P.L.C.                 820,927   4,562,565       0.0%
    Standard Chartered P.L.C.               994,693  16,285,312       0.1%
    Standard Life P.L.C.                  1,592,192  11,381,317       0.1%
    Sthree P.L.C.                            80,079     458,241       0.0%
    Stobart Group, Ltd.                      97,983     162,550       0.0%
    STV Group P.L.C.                         56,141     301,483       0.0%
*   SuperGroup P.L.C.                        61,118     966,776       0.0%
    Synergy Health P.L.C.                   132,043   4,478,382       0.0%
    Synthomer P.L.C.                        546,784   2,676,697       0.0%
    T Clarke P.L.C.                          26,802      29,282       0.0%
#   TalkTalk Telecom Group P.L.C.         1,034,783   5,784,745       0.1%
    Tarsus Group P.L.C.                       4,986      17,809       0.0%
    Tate & Lyle P.L.C.                    1,309,250  11,927,309       0.1%
    Taylor Wimpey P.L.C.                  6,511,659  16,534,280       0.1%
    Ted Baker P.L.C.                         27,257   1,190,484       0.0%
#   Telecity Group P.L.C.                   588,292   7,979,852       0.1%
    Telecom Plus P.L.C.                      46,326     544,127       0.0%
    Tesco P.L.C.                          4,938,770  16,646,949       0.1%
*   Thomas Cook Group P.L.C.              3,959,874   8,685,548       0.1%
#*  Thorntons P.L.C.                         67,954      85,403       0.0%
    Topps Tiles P.L.C.                      111,989     198,851       0.0%
    Travis Perkins P.L.C.                   498,153  15,833,877       0.1%
    Tribal Group P.L.C.                      44,362      99,878       0.0%
    Trifast P.L.C.                           41,949      69,734       0.0%
*   Trinity Mirror P.L.C.                   697,289   1,964,193       0.0%
    TT electronics P.L.C.                   378,308     773,879       0.0%
    TUI AG(B11LJN4)                         321,350   5,992,102       0.1%
    TUI AG(5666292)                         561,525  10,467,333       0.1%
    Tullett Prebon P.L.C.                   464,951   2,546,033       0.0%
    Tullow Oil P.L.C.                       568,067   3,606,692       0.0%
    UBM P.L.C.                              893,496   7,713,166       0.1%
    UDG Healthcare P.L.C.                   400,337   3,271,678       0.0%
    UK Mail Group P.L.C.                     12,676      99,580       0.0%
    Ultra Electronics Holdings P.L.C.       172,728   4,593,359       0.0%
    Unilever P.L.C.                          63,316   2,775,422       0.0%
    Unilever P.L.C. Sponsored ADR           233,670  10,239,419       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                      --------- --------------- ---------------
UNITED KINGDOM -- (Continued)
    UNITE Group P.L.C. (The)            326,908 $     3,003,859       0.0%
    United Utilities Group P.L.C.       613,752       9,130,296       0.1%
    United Utilities Group P.L.C. ADR    10,818         321,943       0.0%
    UTV Media P.L.C.                    121,424         334,877       0.0%
#*  Vectura Group P.L.C.                577,920       1,382,545       0.0%
#   Vedanta Resources P.L.C.            279,569       2,685,180       0.0%
    Vesuvius P.L.C.                     583,617       4,058,774       0.0%
    Victrex P.L.C.                      220,140       6,662,893       0.1%
    Vitec Group P.L.C. (The)             22,541         225,549       0.0%
    Vodafone Group P.L.C.               470,393       1,657,290       0.0%
    Vodafone Group P.L.C. Sponsored
      ADR                             1,203,073      42,348,160       0.3%
#*  Volex P.L.C.                         24,880          29,259       0.0%
    Vp P.L.C.                            13,881         138,870       0.0%
    Weir Group P.L.C. (The)             333,165       9,578,649       0.1%
    WH Smith P.L.C.                     245,599       5,388,462       0.0%
    Whitbread P.L.C.                    183,357      14,723,438       0.1%
    William Hill P.L.C.               2,551,250      14,095,955       0.1%
    Wilmington Group P.L.C.             137,652         492,421       0.0%
*   Wincanton P.L.C.                     58,198         139,136       0.0%
    WM Morrison Supermarkets P.L.C.   6,362,444      18,141,100       0.1%
    Wolseley P.L.C.                     252,227      14,917,807       0.1%
#   Wolseley P.L.C. ADR                  53,693         318,939       0.0%
    WPP P.L.C.                          432,380      10,083,737       0.1%
#   WPP P.L.C. Sponsored ADR            131,199      15,275,500       0.1%
    WS Atkins P.L.C.                    190,833       3,915,537       0.0%
    Xaar P.L.C.                          66,022         444,324       0.0%
    Xchanging P.L.C.                    464,492         868,730       0.0%
    XP Power, Ltd.                        4,208          97,289       0.0%
                                                ---------------      ----
TOTAL UNITED KINGDOM                              2,601,125,117      18.3%
                                                ---------------      ----
UNITED STATES -- (0.0%)
    Ormat Technologies, Inc.             29,554       1,099,032       0.0%
                                                ---------------      ----
TOTAL COMMON STOCKS                              14,059,031,875      99.1%
                                                ---------------      ----
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Biotest AG                              455          38,166       0.0%
    Fuchs Petrolub SE                    19,575         824,565       0.0%
    Henkel AG & Co. KGaA                 24,083       2,797,418       0.0%
    Jungheinrich AG                       1,532         108,284       0.0%
    Porsche Automobil Holding SE         71,933       6,825,239       0.1%
    Sartorius AG                            397          65,819       0.0%
    Sixt SE                               1,553          57,165       0.0%
    Villeroy & Boch AG                    1,649          24,359       0.0%
#   Volkswagen AG                       148,846      38,319,753       0.3%
                                                ---------------      ----
TOTAL GERMANY                                        49,060,768       0.4%
                                                ---------------      ----
TOTAL PREFERRED STOCKS                               49,060,768       0.4%
                                                ---------------      ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                         --------- ---------- ---------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim
      Units Rights                          22,005 $       --       0.0%
*   Centrebet International, Ltd.
      Litigation Rights                     22,005         --       0.0%
*   Seven West Media, Ltd. Rights
      05/28/15                             613,883         --       0.0%
                                                   ----------       ---
TOTAL AUSTRALIA                                            --       0.0%
                                                   ----------       ---
AUSTRIA -- (0.0%)
#*  Intercell AG Rights                     29,444         --       0.0%
*   UBM Realitaetenentwicklung AG
      Rights 06/05/15                           80         --       0.0%
                                                   ----------       ---
TOTAL AUSTRIA                                              --       0.0%
                                                   ----------       ---
BELGIUM -- (0.0%)
#*  Recticel SA Rights 05/07/15             69,434     63,930       0.0%
                                                   ----------       ---
CANADA -- (0.0%)
*   Constellation Software, Inc. Rights
      09/15/15                              20,524      6,124       0.0%
                                                   ----------       ---
FRANCE -- (0.0%)
*   Euro Disney SCA Rights                 192,250         --       0.0%
#*  Euro Disney SCA Rights 05/06/15         19,225        216       0.0%
                                                   ----------       ---
TOTAL FRANCE                                              216       0.0%
                                                   ----------       ---
HONG KONG -- (0.0%)
*   Emperor Capital Group, Ltd. Rights
      05/21/15                           1,188,000    196,198       0.0%
*   Haitong International Securities
      Group, Ltd. Rights 05/15/15        1,750,192  1,162,948       0.0%
                                                   ----------       ---
TOTAL HONG KONG                                     1,359,146       0.0%
                                                   ----------       ---
ITALY -- (0.0%)
*   UnipolSai SpA Rights
      05/15/15(BWXTV26)                  1,528,823         --       0.0%
*   UnipolSai SpA Rights
      05/15/15(BWXT933)                  1,528,823         --       0.0%
                                                   ----------       ---
TOTAL ITALY                                                --       0.0%
                                                   ----------       ---
SINGAPORE -- (0.0%)
#*  Interra Resources, Ltd. Warrants
      12/08/15                              48,300        383       0.0%
*   See Hup Seng, Ltd. Rights 01/21/15      87,312      3,233       0.0%
                                                   ----------       ---
TOTAL SINGAPORE                                         3,616       0.0%
                                                   ----------       ---
SPAIN -- (0.0%)
*   Banco Popular Espanol SA Rights      1,654,196     31,576       0.0%
*   Banco Santander SA Rights            4,708,156    776,431       0.0%
                                                   ----------       ---
TOTAL SPAIN                                           808,007       0.0%
                                                   ----------       ---
TOTAL RIGHTS/WARRANTS                               2,241,039       0.0%
                                                   ----------       ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                      SHARES/
                                       FACE
                                      AMOUNT                      PERCENTAGE
                                       (000)        VALUE+      OF NET ASSETS**
                                    ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment
        Fund                        145,300,257 $ 1,681,123,971       11.8%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,128,132,694)                        $15,791,457,653      111.3%
                                                ===============      =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia             $   43,305,635 $   825,413,361   --    $   868,718,996
   Austria                       62,076      59,328,031   --         59,390,107
   Belgium                   19,096,678     193,915,091   --        213,011,769
   Canada                 1,219,363,185       1,689,115   --      1,221,052,300
   China                             --       2,531,631   --          2,531,631
   Denmark                   11,274,876     209,965,978   --        221,240,854
   Finland                    3,086,649     219,121,317   --        222,207,966
   France                    86,856,638   1,002,280,092   --      1,089,136,730
   Germany                   74,952,788     830,860,158   --        905,812,946
   Greece                            --              --   --                 --
   Hong Kong                  2,053,043     417,191,191   --        419,244,234
   Ireland                   15,692,093      59,105,516   --         74,797,609
   Israel                    38,423,115      54,424,615   --         92,847,730
   Italy                     14,708,148     349,304,473   --        364,012,621
   Japan                    126,795,112   3,013,376,983   --      3,140,172,095
   Netherlands               54,770,740     311,059,754   --        365,830,494
   New Zealand                  119,447      44,670,285   --         44,789,732
   Norway                    18,560,856     107,221,948   --        125,782,804
   Portugal                     287,216      44,748,175   --         45,035,391
   Russia                            --          39,748   --             39,748
   Singapore                    116,413     183,531,432   --        183,647,845
   Spain                     36,027,426     332,203,311   --        368,230,737
   Sweden                     6,726,578     428,388,339   --        435,114,917
   Switzerland              121,716,972     872,441,498   --        994,158,470
   United Kingdom           681,311,168   1,919,813,949   --      2,601,125,117
   United States              1,099,032              --   --          1,099,032
Preferred Stocks
   Germany                           --      49,060,768   --         49,060,768
Rights/Warrants
   Australia                         --              --   --                 --
   Austria                           --              --   --                 --
   Belgium                           --          63,930   --             63,930
   Canada                            --           6,124   --              6,124
   France                            --             216   --                216
   Hong Kong                         --       1,359,146   --          1,359,146
   Italy                             --              --   --                 --
   Singapore                         --           3,616   --              3,616
   Spain                             --         808,007   --            808,007
Securities Lending
  Collateral                         --   1,681,123,971   --      1,681,123,971
                         -------------- ---------------   --    ---------------
TOTAL                    $2,576,405,884 $13,215,051,769   --    $15,791,457,653
                         ============== ===============   ==    ===============

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
COMMON STOCKS -- (94.5%)

AUSTRALIA -- (18.0%)
    360 Capital Industrial Fund            141,502 $    288,383       0.0%
    Abacus Property Group                2,933,947    6,835,516       0.2%
#   ALE Property Group                   1,125,077    3,371,841       0.1%
#   Aspen Group                            732,012      729,647       0.0%
    Astro Japan Property Group             362,047    1,514,827       0.0%
#   BWP Trust                            4,437,267   10,640,560       0.3%
#   Carindale Property Trust                99,428      529,168       0.0%
#   Charter Hall Group                   2,326,725    9,398,981       0.3%
*   Charter Hall Office                  2,059,687           --       0.0%
#   Charter Hall Retail REIT             2,952,605   10,030,415       0.3%
    Cromwell Property Group             10,121,499    8,828,629       0.3%
#   Dexus Property Group                 8,291,279   48,176,929       1.4%
    Federation Centres                  12,370,477   28,740,513       0.8%
    Folkestone Education Trust             956,583    1,662,058       0.0%
    Galileo Japan Trust                     85,441      126,786       0.0%
    Generation Healthcare REIT               9,491       12,229       0.0%
    Goodman Group                       14,899,843   73,111,970       2.1%
*   GPT Group                           38,018,670           --       0.0%
    GPT Group (The)                     14,944,562   52,668,960       1.5%
    Growthpoint Properties Australia,
      Ltd.                                 544,635    1,363,981       0.0%
#   Ingenia Communities Group            6,073,636    1,922,588       0.1%
    Investa Office Fund                  5,314,097   15,565,744       0.5%
    Novion Property Group               18,816,952   36,598,234       1.1%
*   Prime Retirement & Aged Care
      Property Trust                       116,309           --       0.0%
    Scentre Group                       44,200,553  130,200,270       3.8%
#   Shopping Centres Australasia
      Property Group                     5,919,425    9,943,258       0.3%
    Stockland                           20,195,571   70,583,677       2.0%
#   Westfield Corp.                     17,021,992  126,554,653       3.7%
                                                   ------------      ----
TOTAL AUSTRALIA                                     649,399,817      18.8%
                                                   ------------      ----
BELGIUM -- (1.4%)
#   Aedifica SA                             76,483    5,450,870       0.1%
#   Befimmo SA                             180,387   12,449,488       0.4%
#   Cofinimmo SA                           158,956   17,543,761       0.5%
    Intervest Offices & Warehouses NV       54,705    1,534,313       0.0%
#   Leasinvest Real Estate SCA              13,951    1,471,617       0.0%
    Montea SCA                               3,117      130,193       0.0%
    Retail Estates NV                       22,837    1,921,721       0.1%
#   Warehouses De Pauw SCA                 115,200    9,156,791       0.3%
    Wereldhave Belgium NV                   15,947    1,836,686       0.1%
                                                   ------------      ----
TOTAL BELGIUM                                        51,495,440       1.5%
                                                   ------------      ----
CANADA -- (5.1%)
#   Allied Properties REIT                 342,015   11,339,080       0.3%
#   Artis REIT                             620,653    7,654,634       0.2%
#   Boardwalk REIT                         214,100   10,782,193       0.3%
#   Brookfield Canada Office Properties     66,395    1,559,030       0.1%
    BTB REIT                               146,987      611,583       0.0%
    Calloway REIT                          531,046   13,446,710       0.4%
#   Canadian Apartment Properties REIT     496,955   12,015,066       0.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
CANADA -- (Continued)
#   Canadian REIT                          328,927 $ 12,434,613       0.4%
#   Chartwell Retirement Residences        303,787    3,049,201       0.1%
#   Cominar REIT                           722,584   11,451,145       0.3%
#   Crombie REIT                           353,782    3,882,365       0.1%
    Dream Global REIT                      378,449    3,171,255       0.1%
#   Dream Office REIT                      485,404   11,136,330       0.3%
#   Granite REIT                           190,289    6,598,999       0.2%
#   H&R REIT                             1,207,829   23,175,505       0.7%
#   InnVest REIT                           551,372    2,582,057       0.1%
    InterRent REIT                         142,390      787,187       0.0%
    Morguard North American
      Residential REIT                     115,152      992,607       0.0%
#   Morguard REIT                          248,623    3,569,126       0.1%
    Northern Property REIT                 179,560    3,735,562       0.1%
#   NorthWest Healthcare Properties
      REIT                                 235,845    1,751,489       0.1%
#   Partners REIT                          104,000      336,179       0.0%
#   Plaza Retail REIT                       53,917      197,077       0.0%
#   Pure Industrial Real Estate Trust      969,004    4,080,017       0.1%
    Retrocom REIT                          425,680    1,407,761       0.0%
#   RioCan REIT                          1,351,911   33,458,817       1.0%
                                                   ------------       ---
TOTAL CANADA                                        185,205,588       5.4%
                                                   ------------       ---
CHINA -- (0.2%)
*   RREEF China Commercial Trust         1,392,000        2,874       0.0%
    Spring REIT                            282,000      131,819       0.0%
    Yuexiu REIT                         11,867,000    6,715,279       0.2%
                                                   ------------       ---
TOTAL CHINA                                           6,849,972       0.2%
                                                   ------------       ---
FRANCE -- (5.2%)
#   Acanthe Developpement SA               206,670       83,508       0.0%
    Affine SA                               56,890    1,190,289       0.0%
    Altarea SCA                              1,682      329,330       0.0%
#   ANF Immobilier                          47,753    1,255,105       0.0%
    Argan SA                                 8,285      201,105       0.0%
    Cegereal                                15,742      530,412       0.0%
#   Fonciere Des Regions                   279,702   26,478,954       0.8%
#   Gecina SA                              257,266   35,282,160       1.0%
    ICADE                                  349,172   30,369,492       0.9%
    Klepierre                            1,616,962   78,431,743       2.3%
    Mercialys SA                           538,892   13,391,270       0.4%
    Terreis                                  1,329       42,831       0.0%
                                                   ------------       ---
TOTAL FRANCE                                        187,586,199       5.4%
                                                   ------------       ---
GERMANY -- (0.5%)
    Alstria Office REIT-AG                 763,352   10,816,331       0.3%
*   DO Deutsche Office AG                  114,387      544,120       0.0%
#   Hamborner REIT AG                      486,785    5,686,609       0.2%
                                                   ------------       ---
TOTAL GERMANY                                        17,047,060       0.5%
                                                   ------------       ---
GREECE -- (0.0%)
    Grivalia Properties Real Estate
      Investment Co.                        96,660      768,235       0.0%
                                                   ------------       ---

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
HONG KONG -- (4.6%)
    Champion REIT                       25,868,012 $ 14,046,846       0.4%
    Fortune REIT                         9,218,000    9,486,346       0.3%
    Link REIT (The)                     21,239,305  131,746,894       3.8%
    Prosperity REIT                     10,741,000    3,998,564       0.1%
    Regal REIT                           8,192,000    2,416,958       0.1%
    Sunlight REIT                        9,856,000    4,977,766       0.1%
                                                   ------------       ---
TOTAL HONG KONG                                     166,673,374       4.8%
                                                   ------------       ---
ISRAEL -- (0.3%)
    Alony Hetz Properties &
      Investments, Ltd.                    691,882    5,494,010       0.2%
#   Reit 1, Ltd.                         1,283,503    3,857,094       0.1%
    Sella Capital Real Estate, Ltd.        361,272      593,036       0.0%
                                                   ------------       ---
TOTAL ISRAEL                                          9,944,140       0.3%
                                                   ------------       ---
ITALY -- (0.4%)
#   Beni Stabili SpA SIIQ               11,376,099    9,380,420       0.3%
    Immobiliare Grande Distribuzione
      SIIQ SpA                           3,997,625    3,933,513       0.1%
                                                   ------------       ---
TOTAL ITALY                                          13,313,933       0.4%
                                                   ------------       ---
JAPAN -- (18.0%)
    Activia Properties, Inc.                   102      927,661       0.0%
#   Advance Residence Investment Corp.      11,879   28,025,855       0.8%
    Comforia Residential REIT, Inc.          1,930    4,228,567       0.1%
#   Daiwa House REIT Investment Corp.        1,153    5,151,183       0.2%
    Daiwa House Residential Investment
      Corp.                                  6,513   14,182,677       0.4%
#   Daiwa Office Investment Corp.            2,958   15,569,610       0.5%
#   Frontier Real Estate Investment
      Corp.                                  4,480   21,906,925       0.6%
#   Fukuoka REIT Corp.                       5,899   10,746,749       0.3%
#   Global One Real Estate Investment
      Corp.                                  1,869    6,593,915       0.2%
    GLP J-Reit                               9,284    9,545,609       0.3%
    Hankyu Reit, Inc.                        4,911    6,248,422       0.2%
    Heiwa Real Estate REIT, Inc.             8,186    6,609,512       0.2%
#   Ichigo Real Estate Investment Corp.      7,553    5,663,068       0.2%
#   Industrial & Infrastructure Fund
      Investment Corp.                       2,943   14,193,947       0.4%
#   Invincible Investment Corp.             14,053    7,312,194       0.2%
    Japan Excellent, Inc.                   10,868   14,405,462       0.4%
#   Japan Hotel REIT Investment Corp.       29,863   22,006,037       0.6%
#   Japan Logistics Fund, Inc.               8,174   17,333,837       0.5%
    Japan Prime Realty Investment Corp.      7,140   25,617,633       0.7%
    Japan Real Estate Investment Corp.      11,385   53,760,397       1.6%
#   Japan Rental Housing Investments,
      Inc.                                  10,263    7,248,667       0.2%
    Japan Retail Fund Investment Corp.      22,102   47,052,108       1.4%
    Kenedix Office Investment Corp.          4,143   22,417,214       0.7%
    Kenedix Residential Investment
      Corp.                                  3,017    8,776,559       0.3%
    MID Reit, Inc.                           1,946    5,753,373       0.2%
    Mori Hills REIT Investment Corp.        13,749   18,868,777       0.5%
#   Mori Trust Sogo Reit, Inc.              10,837   21,348,923       0.6%
#   Nippon Accommodations Fund, Inc.         4,367   16,943,637       0.5%
#   Nippon Building Fund, Inc.              12,851   63,944,962       1.9%
    Nomura Real Estate Master Fund,
      Inc.                                   6,096    7,930,728       0.2%
    Nomura Real Estate Office Fund,
      Inc.                                   3,907   17,958,868       0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
JAPAN -- (Continued)
    Nomura Real Estate Residential
      Fund, Inc.                             1,423 $  8,048,048       0.2%
#   Orix JREIT, Inc.                        19,608   28,983,713       0.8%
    Premier Investment Corp.                 2,359   13,146,590       0.4%
#   Sekisui House SI Residential
      Investment Corp.                       9,352   10,400,893       0.3%
    Starts Proceed Investment Corp.            862    1,470,598       0.0%
#   Tokyu REIT, Inc.                         8,865   11,939,047       0.3%
    Top REIT, Inc.                           1,725    7,441,102       0.2%
#   United Urban Investment Corp.           22,860   36,285,050       1.1%
                                                   ------------      ----
TOTAL JAPAN                                         645,988,117      18.7%
                                                   ------------      ----
MALAYSIA -- (0.7%)
    Amanahraya REIT                        609,800      158,372       0.0%
    AmFirst REIT                         1,788,940      474,521       0.0%
    Axis REIT                            2,686,525    2,732,687       0.1%
    Boustead Plantations Bhd               270,800      104,823       0.0%
#   CapitaMalls Malaysia Trust           9,895,800    4,143,257       0.1%
    Hektar REIT                            125,525       53,184       0.0%
    IGB REIT                             7,625,200    2,932,012       0.1%
    KLCCP Stapled Group                  3,390,000    6,714,180       0.2%
    Quill Capita Trust                     733,100      247,037       0.0%
#   Sunway REIT                         12,257,900    5,881,121       0.2%
    Tower REIT                             434,900      156,230       0.0%
    YTL Hospitality REIT                 4,316,800    1,271,872       0.0%
                                                   ------------      ----
TOTAL MALAYSIA                                       24,869,296       0.7%
                                                   ------------      ----
MEXICO -- (1.8%)
    Asesor de Activos Prisma SAPI de
      C.V.                               2,794,567    2,723,164       0.1%
#   Concentradora Fibra Hotelera
      Mexicana S.A. de C.V.              1,398,049    1,852,584       0.1%
    Fibra Uno Administracion S.A. de
      C.V.                              17,222,405   42,949,369       1.2%
#   Mexico Real Estate Management S.A.
      de C.V.                            6,304,260    9,541,449       0.2%
    TF Administradora Industrial S de
      RL de C.V.                         3,285,438    6,477,936       0.2%
                                                   ------------      ----
TOTAL MEXICO                                         63,544,502       1.8%
                                                   ------------      ----
NETHERLANDS -- (8.0%)
    Eurocommercial Properties NV           348,673   15,932,560       0.5%
    NSI NV                                 741,487    3,482,437       0.1%
    Unibail-Rodamco SE                     853,314  235,608,927       6.8%
    Vastned Retail NV                      200,656    9,798,328       0.3%
#   Wereldhave NV                          337,235   21,646,954       0.6%
                                                   ------------      ----
TOTAL NETHERLANDS                                   286,469,206       8.3%
                                                   ------------      ----
NEW ZEALAND -- (0.7%)
#   Argosy Property, Ltd.                5,216,174    4,515,471       0.1%
#   DNZ Property Fund, Ltd.                847,288    1,312,038       0.0%
#   Goodman Property Trust               7,071,504    6,359,160       0.2%
    Kiwi Property Group, Ltd.            7,696,155    7,594,921       0.2%
    NPT, Ltd.                               45,944       23,084       0.0%
    Precinct Properties New Zealand,
      Ltd.                               2,754,778    2,424,485       0.1%
#   Property for Industry, Ltd.          1,043,441    1,260,973       0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
NEW ZEALAND -- (Continued)
#   Vital Healthcare Property Trust      1,487,454 $  1,892,181       0.1%
                                                   ------------       ---
TOTAL NEW ZEALAND                                    25,382,313       0.7%
                                                   ------------       ---
SINGAPORE -- (7.3%)
    AIMS AMP Capital Industrial REIT     4,061,391    4,695,167       0.1%
    Ascendas Hospitality Trust             843,400      448,911       0.0%
    Ascendas India Trust                 2,943,000    1,988,780       0.1%
    Ascendas REIT                       18,391,800   34,274,493       1.0%
#   Ascott Residence Trust               7,917,000    7,621,770       0.2%
    Cache Logistics Trust                6,931,700    6,174,441       0.2%
#   Cambridge Industrial Trust          10,625,331    5,618,353       0.2%
    CapitaCommercial Trust              19,649,000   25,122,981       0.7%
    CapitaMall Trust                    21,840,400   36,061,534       1.0%
    CapitaRetail China Trust             5,540,080    7,258,614       0.2%
    CDL Hospitality Trusts               6,476,800    8,392,297       0.2%
#   Far East Hospitality Trust           2,266,900    1,404,421       0.0%
    First REIT                           4,241,700    4,647,838       0.1%
    Frasers Centrepoint Trust            5,638,500    8,804,463       0.3%
    Frasers Commercial Trust             5,127,100    5,841,174       0.2%
    Keppel REIT                         16,171,126   15,020,705       0.4%
    Lippo Malls Indonesia Retail Trust  12,098,200    3,290,990       0.1%
#   Mapletree Commercial Trust          11,902,184   13,841,938       0.4%
#   Mapletree Industrial Trust          11,046,156   13,427,249       0.4%
    Mapletree Logistics Trust           14,136,968   13,135,233       0.4%
#   OUE Hospitality Trust                  470,500      346,472       0.0%
    Parkway Life REIT                    2,940,600    5,439,210       0.2%
#   Sabana Shari'ah Compliant
      Industrial REIT                    3,715,016    2,428,582       0.1%
    Saizen REIT                          1,705,600    1,120,103       0.0%
    SPH REIT                                46,200       36,640       0.0%
#   Starhill Global REIT                12,717,800    8,398,390       0.3%
    Suntec REIT                         21,489,900   28,688,432       0.8%
                                                   ------------       ---
TOTAL SINGAPORE                                     263,529,181       7.6%
                                                   ------------       ---
SOUTH AFRICA -- (4.5%)
    Arrowhead Properties, Ltd. Class A     303,379      254,047       0.0%
    Arrowhead Properties, Ltd. Class B     303,379      257,327       0.0%
    Capital Property Fund               13,746,341   15,781,210       0.5%
    Emira Property Fund                  5,505,338    8,404,920       0.2%
    Fountainhead Property Trust          7,324,573    6,154,718       0.2%
    Growthpoint Properties, Ltd.        23,342,934   54,752,668       1.6%
    Hyprop Investments, Ltd.             1,430,255   14,735,469       0.4%
    Investec Property Fund, Ltd.           322,537      461,421       0.0%
    Octodec Investments, Ltd.               18,104       42,916       0.0%
#   Rebosis Property Fund, Ltd.          1,354,070    1,511,488       0.0%
    Redefine Properties, Ltd.           28,841,346   29,216,763       0.9%
    Resilient Property Income Fund,
      Ltd.                               2,107,018   17,630,181       0.5%
    SA Corporate Real Estate Fund
      Nominees Pty, Ltd.                15,939,708    6,683,839       0.2%
    Vukile Property Fund, Ltd.           2,975,291    4,769,469       0.1%
                                                   ------------       ---
TOTAL SOUTH AFRICA                                  160,656,436       4.6%
                                                   ------------       ---

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
TAIWAN -- (0.4%)
    Cathay No. 1 REIT                 10,231,000 $    6,234,173       0.1%
    Cathay No. 2 REIT                  4,042,000      2,137,011       0.1%
    Fubon No. 1 REIT                   1,271,000        775,658       0.0%
    Fubon No. 2 REIT                   3,968,000      1,888,129       0.1%
    Shin Kong No.1 REIT                4,652,000      2,129,912       0.1%
                                                 --------------      ----
TOTAL TAIWAN                                         13,164,883       0.4%
                                                 --------------      ----
TURKEY -- (0.8%)
#*  Akfen Gayrimenkul Yatirim
      Ortakligi A.S.                     339,253        199,175       0.0%
    Akmerkez Gayrimenkul Yatirim
      Ortakligi A.S.                          --              1       0.0%
#   Alarko Gayrimenkul Yatirim
      Ortakligi A.S.                      51,842        509,280       0.0%
#*  Dogus Gayrimenkul Yatirim
      Ortakligi A.S.                     655,107      1,048,610       0.0%
#   Emlak Konut Gayrimenkul Yatirim
      Ortakligi A.S.                  18,659,886     21,554,095       0.6%
#   Is Gayrimenkul Yatirim Ortakligi
      A.S.                             3,446,254      2,188,891       0.1%
    Saf Gayrimenkul Yatirim
      Ortakligi A.S.                   2,668,950      1,087,195       0.0%
#*  Sinpas Gayrimenkul Yatirim
      Ortakligi A.S.                   2,954,462        894,770       0.0%
#   Torunlar Gayrimenkul Yatirim
      Ortakligi A.S.                   1,400,592      2,131,423       0.1%
#   Vakif Gayrimenkul Yatirim
      Ortakligi A.S.                   1,198,690      1,187,868       0.1%
                                                 --------------      ----
TOTAL TURKEY                                         30,801,308       0.9%
                                                 --------------      ----
UNITED KINGDOM -- (16.6%)
    Assura P.L.C.                      1,401,687      1,264,596       0.0%
    Big Yellow Group P.L.C.            1,203,911     12,309,477       0.4%
    British Land Co. P.L.C. (The)      8,886,428    113,180,357       3.3%
    Derwent London P.L.C.                881,301     46,387,706       1.3%
    Great Portland Estates P.L.C.      3,074,249     37,527,587       1.1%
    Hammerson P.L.C.                   7,226,072     74,035,066       2.1%
#   Hansteen Holdings P.L.C.           6,246,712     11,288,431       0.3%
    Intu Properties P.L.C.             8,363,603     43,875,671       1.3%
    Land Securities Group P.L.C.       7,208,101    137,937,979       4.0%
    Londonmetric Property P.L.C.       5,324,182     13,480,029       0.4%
    McKay Securities P.L.C.              294,416      1,115,768       0.0%
    Mucklow A & J Group P.L.C.           303,097      2,198,020       0.1%
    Primary Health Properties P.L.C.     712,223      4,233,322       0.1%
    Redefine International P.L.C.      2,697,101      2,423,249       0.1%
    Safestore Holdings P.L.C.          1,718,901      7,376,924       0.2%
    Segro P.L.C.                       6,598,885     43,351,032       1.3%
    Shaftesbury P.L.C.                 2,495,691     32,094,763       0.9%
    Town Centre Securities P.L.C.         15,932         75,020       0.0%
    Workspace Group P.L.C.               979,473     12,646,671       0.4%
                                                 --------------      ----
TOTAL UNITED KINGDOM                                596,801,668      17.3%
                                                 --------------      ----
TOTAL COMMON STOCKS                               3,399,490,668      98.3%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Generation Healthcare Rights
      05/22/15                             1,675             --       0.0%
                                                 --------------      ----
BELGIUM -- (0.0%)
*   Cofinimmo SA Rights 05/06/15         157,465         93,709       0.0%
                                                 --------------      ----
TOTAL RIGHTS/WARRANTS                                    93,709       0.0%
                                                 --------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund  17,065,670 $  197,449,797        5.7%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,149,367,233)                          $3,597,034,174      104.0%
                                                 ==============      =====

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia                           -- $  649,399,817   --    $  649,399,817
   Belgium                             --     51,495,440   --        51,495,440
   Canada                    $185,205,588             --   --       185,205,588
   China                               --      6,849,972   --         6,849,972
   France                              --    187,586,199   --       187,586,199
   Germany                             --     17,047,060   --        17,047,060
   Greece                              --        768,235   --           768,235
   Hong Kong                           --    166,673,374   --       166,673,374
   Israel                              --      9,944,140   --         9,944,140
   Italy                               --     13,313,933   --        13,313,933
   Japan                               --    645,988,117   --       645,988,117
   Malaysia                            --     24,869,296   --        24,869,296
   Mexico                      63,544,502             --   --        63,544,502
   Netherlands                         --    286,469,206   --       286,469,206
   New Zealand                         --     25,382,313   --        25,382,313
   Singapore                           --    263,529,181   --       263,529,181
   South Africa                 4,769,469    155,886,967   --       160,656,436
   Taiwan                              --     13,164,883   --        13,164,883
   Turkey                              --     30,801,308   --        30,801,308
   United Kingdom                      --    596,801,668   --       596,801,668
Rights/Warrants
   Australia                           --             --   --                --
   Belgium                             --         93,709   --            93,709
Securities Lending
  Collateral                           --    197,449,797   --       197,449,797
                             ------------ --------------   --    --------------
TOTAL                        $253,519,559 $3,343,514,615   --    $3,597,034,174
                             ============ ==============   ==    ==============

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                            PERCENTAGE
                                        SHARES   VALUE+   OF NET ASSETS**
                                        ------ ---------- ---------------
COMMON STOCKS -- (3.6%)

Real Estate Investment Trusts -- (3.6%)
    Acadia Realty Trust                 32,426 $1,001,963       0.0%
#   Agree Realty Corp.                     922     28,379       0.0%
    Alexandria Real Estate Equities,
      Inc.                               2,809    259,495       0.0%
    American Assets Trust, Inc.         21,544    857,451       0.0%
#   American Campus Communities, Inc.   21,362    857,471       0.0%
#   Apartment Investment & Management
      Co. Class A                       32,200  1,214,906       0.0%
#   Ashford Hospitality Prime, Inc.      2,268     35,517       0.0%
    Ashford Hospitality Trust, Inc.     43,380    393,023       0.0%
    Associated Estates Realty Corp.      6,800    193,800       0.0%
#   AvalonBay Communities, Inc.          9,600  1,577,664       0.1%
    BioMed Realty Trust, Inc.           61,833  1,283,035       0.0%
#   Boston Properties, Inc.             18,800  2,487,428       0.1%
    Brandywine Realty Trust             23,721    345,852       0.0%
#   Camden Property Trust               10,900    818,372       0.0%
    CareTrust REIT, Inc.                16,531    206,472       0.0%
    CBL & Associates Properties, Inc.   47,766    860,266       0.0%
    Cedar Realty Trust, Inc.            31,290    218,717       0.0%
#   Chambers Street Properties          17,557    131,678       0.0%
#   Chesapeake Lodging Trust            44,306  1,406,716       0.1%
    Columbia Property Trust, Inc.        5,696    149,406       0.0%
#   CoreSite Realty Corp.               16,413    789,137       0.0%
    Corporate Office Properties Trust    7,869    207,663       0.0%
    Cousins Properties, Inc.            38,259    372,643       0.0%
    CubeSmart                           38,500    888,195       0.0%
    CyrusOne, Inc.                      44,209  1,435,908       0.1%
    DCT Industrial Trust, Inc.          11,300    373,352       0.0%
#   DDR Corp.                           32,900    560,945       0.0%
    DiamondRock Hospitality Co.         15,236    206,600       0.0%
#   Digital Realty Trust, Inc.          21,820  1,383,606       0.1%
    Douglas Emmett, Inc.                23,996    683,886       0.0%
#   Duke Realty Corp.                   77,700  1,539,237       0.1%
    DuPont Fabros Technology, Inc.       1,100     34,265       0.0%
    EastGroup Properties, Inc.           6,421    367,281       0.0%
#   Education Realty Trust, Inc.         1,600     53,792       0.0%
#   EPR Properties                       3,414    196,885       0.0%
    Equity Lifestyle Properties, Inc.    8,500    448,970       0.0%
    Equity One, Inc.                     8,867    218,394       0.0%
    Equity Residential                  44,900  3,316,314       0.1%
#   Essex Property Trust, Inc.           6,200  1,376,090       0.1%
#   Excel Trust, Inc.                   23,728    376,089       0.0%
#   Extra Space Storage, Inc.           14,929    984,269       0.0%
#   Federal Realty Investment Trust     11,896  1,590,138       0.1%
    First Industrial Realty Trust, Inc. 11,640    229,657       0.0%
    First Potomac Realty Trust          10,769    115,444       0.0%
#   Franklin Street Properties Corp.    20,200    238,562       0.0%
#   Gaming and Leisure Properties, Inc. 13,300    474,810       0.0%
    General Growth Properties, Inc.     26,500    726,100       0.0%
    Getty Realty Corp.                   7,404    128,608       0.0%
    Gladstone Commercial Corp.          12,509    222,785       0.0%
#   Government Properties Income Trust  10,168    211,901       0.0%
    HCP, Inc.                           40,340  1,625,299       0.1%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Real Estate Investment Trusts -- (Continued)
    Health Care REIT, Inc.               96,764 $ 6,968,943       0.2%
    Healthcare Realty Trust, Inc.        12,835     328,576       0.0%
    Healthcare Trust of America, Inc.
      Class A                           110,261   2,854,657       0.1%
#   Hersha Hospitality Trust             12,500      80,375       0.0%
#   Highwoods Properties, Inc.           12,078     519,837       0.0%
    Home Properties, Inc.                 8,050     592,158       0.0%
    Hospitality Properties Trust         23,400     703,872       0.0%
#   Host Hotels & Resorts, Inc.         101,300   2,040,182       0.1%
    Hudson Pacific Properties, Inc.      64,392   1,942,063       0.1%
    Inland Real Estate Corp.             18,700     192,423       0.0%
    Investors Real Estate Trust          54,153     388,277       0.0%
#   Iron Mountain, Inc.                 173,791   5,994,052       0.2%
#   Kilroy Realty Corp.                  12,068     856,707       0.0%
    Kimco Realty Corp.                   25,946     625,299       0.0%
    Kite Realty Group Trust              75,736   1,984,283       0.1%
#   LaSalle Hotel Properties             26,300     964,947       0.0%
    Lexington Realty Trust               56,431     523,115       0.0%
    Liberty Property Trust               23,805     829,366       0.0%
#   LTC Properties, Inc.                  7,800     338,988       0.0%
#   Macerich Co. (The)                   46,771   3,823,997       0.1%
    Mack-Cali Realty Corp.               18,600     333,870       0.0%
#   Medical Properties Trust, Inc.      100,042   1,398,587       0.1%
    Mid-America Apartment Communities,
      Inc.                                6,000     447,660       0.0%
    Monmouth Real Estate Investment
      Corp. Class A                      22,628     233,747       0.0%
#   National Health Investors, Inc.      25,736   1,717,106       0.1%
    National Retail Properties, Inc.     27,168   1,043,251       0.0%
#   Omega Healthcare Investors, Inc.     26,141     943,429       0.0%
    One Liberty Properties, Inc.          1,100      24,728       0.0%
    Parkway Properties, Inc.             28,096     457,122       0.0%
    Pebblebrook Hotel Trust              70,324   3,019,713       0.1%
    Pennsylvania REIT                     8,300     187,663       0.0%
    Piedmont Office Realty Trust, Inc.
      Class A                            14,700     256,956       0.0%
#   Post Properties, Inc.                 8,024     458,732       0.0%
#   Prologis, Inc.                       73,498   2,954,620       0.1%
    PS Business Parks, Inc.               1,900     145,065       0.0%
    Public Storage                       34,876   6,553,549       0.2%
#   Ramco-Gershenson Properties Trust    13,800     241,224       0.0%
#   Realty Income Corp.                  21,200     995,764       0.0%
    Regency Centers Corp.                21,300   1,337,214       0.1%
#   Retail Opportunity Investments
      Corp.                               3,871      64,955       0.0%
#   Retail Properties of America, Inc.
      Class A                           182,115   2,751,758       0.1%
#   Rexford Industrial Realty, Inc.      31,200     463,632       0.0%
    RLJ Lodging Trust                    26,348     781,745       0.0%
#   Rouse Properties, Inc.               19,823     346,308       0.0%
    Ryman Hospitality Properties, Inc.   13,447     775,085       0.0%
#   Sabra Health Care REIT, Inc.         18,320     547,402       0.0%
    Select Income REIT                   55,564   1,288,529       0.0%
    Senior Housing Properties Trust      23,563     482,335       0.0%
    Simon Property Group, Inc.           83,062  15,074,922       0.4%
#   SL Green Realty Corp.                13,800   1,688,568       0.1%
    Sovran Self Storage, Inc.             8,400     733,656       0.0%
#   Spirit Realty Capital, Inc.         374,800   4,231,492       0.1%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                       SHARES        VALUE+     OF NET ASSETS**
                                     ----------- -------------- ---------------
Real Estate Investment Trusts -- (Continued)
      STAG Industrial, Inc.                6,002 $      130,424        0.0%
      Starwood Waypoint Residential
        Trust                             26,875        691,763        0.0%
*     Strategic Hotels & Resorts,
        Inc.                              38,479        450,204        0.0%
      Summit Hotel Properties, Inc.       95,900      1,263,003        0.0%
#     Sun Communities, Inc.                2,505        155,460        0.0%
      Sunstone Hotel Investors, Inc.      23,028        358,776        0.0%
#     Tanger Factory Outlet
        Centers, Inc.                      6,900        231,702        0.0%
      Taubman Centers, Inc.                6,500        468,065        0.0%
#     Terreno Realty Corp.                18,950        403,256        0.0%
#     Trade Street Residential, Inc.       1,865         12,999        0.0%
#     UDR, Inc.                           35,200      1,153,504        0.0%
#     UMH Properties, Inc.                 3,701         37,269        0.0%
#     Universal Health Realty
        Income Trust                         313         15,544        0.0%
      Urstadt Biddle Properties,
        Inc. Class A                       3,383         70,197        0.0%
      Ventas, Inc.                        96,619      6,657,049        0.2%
      Vornado Realty Trust                23,565      2,438,742        0.1%
#     Washington REIT                      9,600        237,312        0.0%
#     Weingarten Realty Investors         12,500        409,500        0.0%
#     Whitestone REIT                      4,591         67,488        0.0%
      WP Carey, Inc.                       6,784        430,648        0.0%
                                                 --------------      -----
TOTAL COMMON STOCKS                                 135,919,845        3.6%
                                                 --------------      -----
AFFILIATED INVESTMENT COMPANIES -- (95.9%)
      DFA International Real Estate
        Securities Portfolio DFA
        Investment Dimensions Group
        Inc.                         255,847,762  1,407,162,693       37.5%
      DFA Real Estate Securities
        Portfolio DFA Investment
        Dimensions Group Inc.         68,142,014  2,202,349,901       58.8%
                                                 --------------      -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES                                       3,609,512,594       96.3%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional
        Liquid Reserves, 0.098%        1,519,967      1,519,967        0.0%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (0.5%)
(S)@  DFA Short Term Investment Fund   1,416,034     16,383,518        0.5%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,124,494,331)                          $3,763,335,924      100.4%
                                                 ==============      =====

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                 LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                              -------------- ----------- ------- --------------
 Common Stocks
    Real Estate Investment
      Trusts                  $  135,919,845          --   --    $  135,919,845
 Affiliated Investment
   Companies                   3,609,512,594          --   --     3,609,512,594
 Temporary Cash Investments        1,519,967          --   --         1,519,967
 Securities Lending
   Collateral                             -- $16,383,518   --        16,383,518
                              -------------- -----------   --    --------------
 TOTAL                        $3,746,952,406 $16,383,518   --    $3,763,335,924
                              ============== ===========   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
COMMON STOCKS -- (90.7%)

AUSTRALIA -- (4.6%)
*   Aditya Birla Minerals, Ltd.          2,872,413 $   437,557       0.0%
*   AED Oil, Ltd.                          992,337          --       0.0%
#*  AJ Lucas Group, Ltd.                   584,687     147,284       0.0%
    Amalgamated Holdings, Ltd.           1,744,912  17,238,621       0.1%
#   Amcom Telecommunications, Ltd.           6,037      10,940       0.0%
#   AP Eagers, Ltd.                        407,627   2,868,125       0.0%
*   APN News & Media, Ltd.              12,894,825   9,582,961       0.1%
#*  Aquarius Platinum, Ltd.              2,629,483     357,728       0.0%
#   Arrium, Ltd.                        48,940,037   6,675,280       0.1%
*   ASG Group, Ltd.                        311,883     187,123       0.0%
#   Atlas Iron, Ltd.                    16,286,615   1,546,610       0.0%
#   Ausdrill, Ltd.                       4,150,651   1,456,597       0.0%
    Austal, Ltd.                           998,695   1,567,667       0.0%
#*  Australian Agricultural Co., Ltd.    9,733,838  12,456,003       0.1%
    Australian Pharmaceutical
      Industries, Ltd.                   6,395,738   8,459,835       0.1%
    Australian Vintage, Ltd.                29,777       9,292       0.0%
    AVJennings, Ltd.                        40,111      20,015       0.0%
*   AWE, Ltd.                           12,461,722  14,020,977       0.1%
    Beach Energy, Ltd.                  27,601,448  24,075,668       0.2%
#   Beadell Resources, Ltd.              2,011,241     364,444       0.0%
*   Billabong International, Ltd.        9,309,028   4,554,397       0.0%
    BlueScope Steel, Ltd.               10,892,246  29,970,267       0.2%
#*  Boart Longyear, Ltd.                 3,289,266     514,454       0.0%
*   Boom Logistics, Ltd.                 4,398,085     382,360       0.0%
#   Bradken, Ltd.                        2,475,548   4,452,332       0.0%
#   Breville Group, Ltd.                 1,108,017   6,707,094       0.1%
#   Brickworks, Ltd.                       464,553   5,371,348       0.1%
    Cape Lambert Resources, Ltd.         7,249,186     218,761       0.0%
#   Cardno, Ltd.                           871,485   2,367,340       0.0%
*   Carnarvon Petroleum, Ltd.              322,366      30,561       0.0%
*   CDS Technologies, Ltd.                  15,209          --       0.0%
*   Citigold Corp., Ltd.                 9,504,675     153,605       0.0%
*   Coal of Africa, Ltd.                   926,247      36,002       0.0%
*   Coffey International, Ltd.           1,029,250     126,348       0.0%
    Collins Foods, Ltd.                     32,723      63,132       0.0%
*   Cooper Energy, Ltd.                  2,403,958     471,737       0.0%
    Coventry Group, Ltd.                   558,780     794,612       0.0%
    CSG, Ltd.                              227,802     287,025       0.0%
    CSR, Ltd.                            9,069,729  26,066,742       0.2%
    Decmil Group, Ltd.                   1,193,840   1,085,523       0.0%
*   Devine, Ltd.                         1,313,312     818,904       0.0%
    Downer EDI, Ltd.                     8,645,715  30,063,920       0.2%
#*  Drillsearch Energy, Ltd.               675,802     642,957       0.0%
    Echo Entertainment Group, Ltd.       5,079,741  18,137,498       0.2%
#*  Elders, Ltd.                           905,718   2,081,048       0.0%
*   Emeco Holdings, Ltd.                11,068,574     868,878       0.0%
#*  Energy Resources of Australia, Ltd.  2,870,049   3,040,440       0.0%
*   Energy World Corp., Ltd.               871,929     299,536       0.0%
*   Eservglobal, Ltd.                      177,962      49,745       0.0%
#   Evolution Mining, Ltd.               7,618,147   6,078,853       0.1%
    Fairfax Media, Ltd.                 38,201,359  31,432,625       0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Fleetwood Corp., Ltd.                  423,323 $   437,102       0.0%
*   Focus Minerals, Ltd.                 3,332,343      17,054       0.0%
    Gazal Corp., Ltd.                        5,360      10,328       0.0%
#   GrainCorp, Ltd. Class A              2,432,583  18,963,128       0.2%
    Grange Resources, Ltd.               2,889,445     265,058       0.0%
    HFA Holdings, Ltd.                     153,930     278,952       0.0%
#*  Hillgrove Resources, Ltd.            1,317,944     342,947       0.0%
#   Hills, Ltd.                          3,034,753   1,631,809       0.0%
#*  Imdex, Ltd.                            651,633     174,709       0.0%
*   Infigen Energy                       3,361,722     809,915       0.0%
    K&S Corp., Ltd.                        166,991     196,055       0.0%
#*  Kingsgate Consolidated, Ltd.         2,863,934   1,608,639       0.0%
*   Lednium, Ltd.                          438,495          --       0.0%
*   Lemarne Corp., Ltd.                      5,585       1,967       0.0%
*   Lonestar Resources, Ltd.             1,221,060     189,069       0.0%
    MACA, Ltd.                             423,347     299,284       0.0%
*   Macmahon Holdings, Ltd.             12,226,224     417,515       0.0%
    Macquarie Telecom Group, Ltd.            4,996      20,820       0.0%
    Matrix Composites & Engineering,
      Ltd.                                  21,737      10,172       0.0%
*   Maverick Drilling & Exploration,
      Ltd.                                 222,596      18,360       0.0%
    MaxiTRANS Industries, Ltd.           4,265,329   1,481,470       0.0%
    McPherson's, Ltd.                    1,570,210   1,358,702       0.0%
#*  Medusa Mining, Ltd.                  3,457,097   2,553,386       0.0%
    Melbourne IT, Ltd.                      31,266      33,468       0.0%
    Metals X, Ltd.                         213,339     247,013       0.0%
#   Metcash, Ltd.                       10,237,746  10,686,796       0.1%
    Mincor Resources NL                  2,662,447   1,197,856       0.0%
#*  Mineral Deposits, Ltd.                 647,039     380,822       0.0%
#   Mineral Resources, Ltd.                910,171   4,627,178       0.1%
#   MMA Offshore, Ltd.                   5,454,368   2,998,605       0.0%
*   Molopo Energy, Ltd.                  1,498,292     153,731       0.0%
#   Mount Gibson Iron, Ltd.             12,171,927   1,941,622       0.0%
#   Myer Holdings, Ltd.                 10,084,569  11,017,162       0.1%
    New Hope Corp., Ltd.                   114,296     196,784       0.0%
*   Newsat, Ltd.                           188,485      17,153       0.0%
*   Northern Iron, Ltd.                    115,112       1,016       0.0%
#   NRW Holdings, Ltd.                   4,326,378     646,103       0.0%
    Nufarm, Ltd.                         3,065,830  17,571,386       0.2%
*   Oberbank AG                              2,474     142,647       0.0%
*   OM Holdings, Ltd.                      226,524      52,670       0.0%
*   Otto Energy, Ltd.                    1,354,768     120,531       0.0%
    OZ Minerals, Ltd.                    6,338,781  23,335,468       0.2%
#   Pacific Brands, Ltd.                25,060,077   8,570,353       0.1%
#*  Paladin Energy, Ltd.                16,910,092   4,633,396       0.1%
#   PanAust, Ltd.                        1,742,049   2,380,640       0.0%
#   Panoramic Resources, Ltd.            5,029,508   2,052,985       0.0%
*   PaperlinX, Ltd.                      5,802,851     182,921       0.0%
#*  Perseus Mining, Ltd.                 3,810,538   1,174,839       0.0%
#*  Platinum Australia, Ltd.             1,963,690       9,324       0.0%
*   PMP, Ltd.                            6,286,817   2,128,168       0.0%
    Premier Investments, Ltd.            1,512,624  15,242,475       0.1%
#   Primary Health Care, Ltd.           11,328,408  44,339,219       0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
AUSTRALIA -- (Continued)
    Prime Media Group, Ltd.              1,350,701 $    913,171       0.0%
#   Programmed Maintenance Services,
      Ltd.                               2,042,689    4,512,065       0.0%
*   Qantas Airways, Ltd.                 1,698,188    4,539,153       0.0%
#*  Ramelius Resources, Ltd.             1,572,091      169,903       0.0%
    RCR Tomlinson, Ltd.                    406,462      601,319       0.0%
*   Regional Express Holdings, Ltd.         21,861       16,749       0.0%
    Reject Shop, Ltd. (The)                 16,121       82,744       0.0%
#*  Resolute Mining, Ltd.               10,314,809    2,782,468       0.0%
    Ridley Corp., Ltd.                   7,840,903    6,998,029       0.1%
#*  Saracen Mineral Holdings, Ltd.       2,932,373    1,061,677       0.0%
#   Sedgman, Ltd.                           23,374       13,306       0.0%
#   Select Harvests, Ltd.                  262,502    1,860,693       0.0%
#*  Senex Energy, Ltd.                     847,304      268,397       0.0%
    Service Stream, Ltd.                 3,276,591      556,049       0.0%
#   Seven Group Holdings, Ltd.           1,626,960    9,418,198       0.1%
    Seven West Media, Ltd.              13,292,529   13,244,383       0.1%
    Sigma Pharmaceuticals, Ltd.         13,213,697    9,059,516       0.1%
#*  Silver Lake Resources, Ltd.          3,215,619      453,035       0.0%
#   Sims Metal Management, Ltd.            316,179    2,694,783       0.0%
    Skilled Group, Ltd.                    693,324      705,740       0.0%
#   Southern Cross Media Group, Ltd.    11,314,850    9,540,031       0.1%
#*  St Barbara, Ltd.                     1,362,269      428,182       0.0%
#   STW Communications Group, Ltd.       6,028,460    3,061,867       0.0%
*   Sundance Energy Australia, Ltd.        965,206      455,808       0.0%
#   Sunland Group, Ltd.                  4,973,785    7,408,901       0.1%
    Swick Mining Services, Ltd.            440,732       51,872       0.0%
*   Tap Oil, Ltd.                        4,943,065    1,165,861       0.0%
    Tassal Group, Ltd.                   1,595,218    4,070,094       0.0%
#*  Ten Network Holdings, Ltd.          19,610,197    3,172,919       0.0%
#   TFS Corp., Ltd.                      1,725,571    2,268,761       0.0%
*   Tiger Resources, Ltd.                  491,065       22,694       0.0%
*   Toro Energy, Ltd.                    2,101,506      127,529       0.0%
*   Transfield Services, Ltd.            9,404,171   10,669,831       0.1%
#   Transpacific Industries Group, Ltd. 30,947,384   18,679,205       0.2%
    Treasury Wine Estates, Ltd.            749,876    3,288,779       0.0%
#*  Troy Resources, Ltd.                 2,493,322      878,025       0.0%
#   UGL, Ltd.                            2,677,870    3,679,425       0.0%
    UXC, Ltd.                            4,596,687    2,726,653       0.0%
    Villa World, Ltd.                       33,059       59,746       0.0%
#   Village Roadshow, Ltd.               2,982,786   13,235,045       0.1%
*   Virgin Australia Holdings, Ltd.     39,419,376           --       0.0%
*   Virgin Australia Holdings, Ltd.
      (B43DQC7)                         30,561,451   12,313,624       0.1%
#   Watpac, Ltd.                         1,782,378    1,086,464       0.0%
    WDS, Ltd.                              100,839        9,946       0.0%
#*  Whitehaven Coal, Ltd.                9,000,664   11,731,107       0.1%
#   WorleyParsons, Ltd.                  1,715,129   15,744,306       0.1%
                                                   ------------       ---
TOTAL AUSTRALIA                                     651,647,596       5.1%
                                                   ------------       ---
AUSTRIA -- (0.6%)
#*  A-TEC Industries AG                    202,339           --       0.0%
#   Agrana Beteiligungs AG                  88,198    8,024,057       0.1%
    AMAG Austria Metall AG                     739       26,522       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
AUSTRIA -- (Continued)
    Austria Technologie &
      Systemtechnik AG                    314,471 $  4,992,634       0.0%
    Flughafen Wien AG                      34,844    3,142,098       0.0%
    Lenzing AG                              4,220      287,530       0.0%
    Linz Textil Holding AG                    212      108,963       0.0%
    Mayr Melnhof Karton AG                 45,595    5,289,350       0.0%
    Oberbank AG                            37,114    2,139,720       0.0%
    POLYTEC Holding AG                     35,871      303,415       0.0%
#   Raiffeisen Bank International AG      229,105    3,803,224       0.0%
    Strabag SE                            350,950    8,185,525       0.1%
    UNIQA Insurance Group AG              583,100    5,727,905       0.1%
    Wienerberger AG                     2,831,727   46,019,783       0.4%
    Zumtobel Group AG                      20,555      562,249       0.0%
                                                  ------------       ---
TOTAL AUSTRIA                                       88,612,975       0.7%
                                                  ------------       ---
BELGIUM -- (0.9%)
    Ackermans & van Haaren NV              26,789    3,274,018       0.0%
#*  AGFA-Gevaert NV                     4,436,211   11,113,977       0.1%
#   Banque Nationale de Belgique            4,408   16,455,285       0.2%
#   Barco NV                               37,931    2,564,067       0.0%
*   BHF Kleinwort Benson Group            104,363      498,254       0.0%
    Cie d'Entreprises CFE                   4,583      495,875       0.0%
    Cie Immobiliere de Belgique SA         44,194    2,576,792       0.0%
    Cie Maritime Belge SA                 159,454    2,228,157       0.0%
    D'ieteren SA                          308,574   12,035,844       0.1%
    Deceuninck NV                       1,254,824    2,735,128       0.0%
#*  Euronav NV                            537,742    7,399,842       0.1%
    Gimv NV                                10,680      497,775       0.0%
    Jensen-Group NV                        36,294      830,091       0.0%
#   NV Bekaert SA                         556,293   16,161,483       0.1%
#*  Nyrstar NV                          5,965,482   23,459,686       0.2%
*   Papeteries Catala SA                      188           --       0.0%
*   RealDolmen                             22,690      457,232       0.0%
#   Recticel SA                           459,940    2,189,143       0.0%
*   Roularta Media Group NV                25,530      419,468       0.0%
    Sioen Industries NV                   105,691    1,731,620       0.0%
    Sipef SA                               13,080      745,190       0.0%
#*  Tessenderlo Chemie NV                 546,995   18,003,822       0.2%
*   Viohalco SA                           140,246      417,589       0.0%
                                                  ------------       ---
TOTAL BELGIUM                                      126,290,338       1.0%
                                                  ------------       ---
CANADA -- (7.2%)
#*  5N Plus, Inc.                         528,932      889,956       0.0%
    Acadian Timber Corp.                    2,826       44,504       0.0%
*   Advantage Oil & Gas, Ltd.           4,819,259   29,838,263       0.2%
#   Aecon Group, Inc.                   1,294,848   14,070,002       0.1%
#   AGF Management, Ltd. Class B        1,670,188   10,686,988       0.1%
*   AgJunction, Inc.                      871,927      520,338       0.0%
    AGT Food & Ingredients, Inc.          149,192    3,300,402       0.0%
    Aimia, Inc.                           343,661    3,816,873       0.0%
    Akita Drilling, Ltd. Class A           10,400       93,311       0.0%
*   Alacer Gold Corp.                   3,343,775    7,566,105       0.1%
    Alamos Gold, Inc.                     541,463    3,742,894       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
CANADA -- (Continued)
*   Alexco Resource Corp.                  48,620 $    20,552       0.0%
#   Algoma Central Corp.                  239,610   3,358,313       0.0%
#   Altius Minerals Corp.                  79,948     842,883       0.0%
*   Alvopetro Energy, Ltd.                105,229      49,714       0.0%
*   Amerigo Resources, Ltd.             2,414,537     840,535       0.0%
#*  Anderson Energy, Inc.               2,466,129     153,303       0.0%
    Andrew Peller, Ltd. Class A             9,975     132,283       0.0%
#*  Argonaut Gold, Inc.                 1,338,215   2,251,617       0.0%
*   Athabasca Oil Corp.                   415,800     761,639       0.0%
*   ATS Automation Tooling Systems,
      Inc.                              1,639,284  18,084,434       0.2%
    AuRico Gold, Inc.                   2,185,331   7,625,564       0.1%
    Axia NetMedia Corp.                    18,378      48,896       0.0%
#*  B2Gold Corp.                        9,782,378  15,324,239       0.1%
#*  Ballard Power Systems, Inc.         1,848,920   4,122,333       0.0%
*   Bankers Petroleum, Ltd.               173,900     517,448       0.0%
#*  Banro Corp.                           595,453     148,061       0.0%
#*  Bellatrix Exploration, Ltd.         2,648,241   8,318,967       0.1%
#*  Birchcliff Energy, Ltd.               303,400   2,192,829       0.0%
#*  BlackPearl Resources, Inc.          2,301,710   2,327,465       0.0%
#   Bonavista Energy Corp.                822,873   5,667,696       0.1%
#   Boralex, Inc. Class A                 609,198   6,993,280       0.1%
#   Calfrac Well Services, Ltd.           125,859   1,047,347       0.0%
#   Calvalley Petroleum, Inc. Class A     175,110     137,882       0.0%
    Canaccord Genuity Group, Inc.       1,906,109  10,948,475       0.1%
#*  Canacol Energy, Ltd.                  473,625   1,542,765       0.0%
    Canam Group, Inc. Class A             913,546  10,388,604       0.1%
#   CanElson Drilling, Inc.               211,900     807,907       0.0%
#   Canexus Corp.                         134,200     222,462       0.0%
*   Canfor Corp.                        1,422,252  28,185,699       0.2%
#   CanWel Building Materials Group,
      Ltd.                                 19,294      89,554       0.0%
    Canyon Services Group, Inc.           107,200     730,364       0.0%
#   Capstone Infrastructure Corp.       2,086,597   6,399,013       0.1%
#*  Capstone Mining Corp.               7,672,966  10,684,279       0.1%
    Cascades, Inc.                      2,319,194  13,455,746       0.1%
#   Cathedral Energy Services, Ltd.        62,582     122,415       0.0%
    CCL Industries, Inc. Class B          133,107  15,303,168       0.1%
*   Celestica, Inc.                     4,154,745  50,724,736       0.4%
    Centerra Gold, Inc.                 1,885,176   9,750,102       0.1%
#*  Cequence Energy, Ltd.               3,715,833   3,110,643       0.0%
#   Cervus Equipment Corp.                  1,500      23,112       0.0%
#*  China Gold International Resources
      Corp., Ltd.                       2,833,322   4,743,730       0.0%
*   Chinook Energy, Inc.                  854,563     949,121       0.0%
*   Claude Resources, Inc.              1,041,024     612,621       0.0%
#   Colabor Group, Inc.                   262,114     238,977       0.0%
    COM DEV International, Ltd.           396,054   1,621,638       0.0%
#*  Copper Mountain Mining Corp.        1,665,485   2,001,619       0.0%
#*  Corridor Resources, Inc.              189,515     117,809       0.0%
    Corus Entertainment, Inc. Class B      22,700     349,014       0.0%
    Cott Corp.                          1,489,319  12,986,022       0.1%
*   Crew Energy, Inc.                   2,782,312  12,337,645       0.1%
#*  Delphi Energy Corp.                 3,527,115   4,882,124       0.1%
#*  Denison Mines Corp.                 4,444,296   3,941,481       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
CANADA -- (Continued)
#   Dominion Diamond Corp.                943,419 $18,594,699       0.2%
    Dorel Industries, Inc. Class B        835,562  24,585,538       0.2%
#*  DragonWave, Inc.                       65,610      48,942       0.0%
#*  Dundee Precious Metals, Inc.        1,637,176   3,948,763       0.0%
    E-L Financial Corp., Ltd.               1,439     763,332       0.0%
#*  Eastern Platinum, Ltd.                372,017     530,352       0.0%
*   Endeavour Mining Corp.              1,700,619     888,015       0.0%
#*  Endeavour Silver Corp.                256,233     520,324       0.0%
#*  Energy Fuels, Inc.                    112,502     557,617       0.0%
    Ensign Energy Services, Inc.          821,288   6,548,521       0.1%
#*  Epsilon Energy, Ltd.                   43,300     138,172       0.0%
#   Equitable Group, Inc.                  40,870   2,069,753       0.0%
*   Essential Energy Services Trust     2,380,890   2,229,926       0.0%
#   Exchange Income Corp.                  21,505     396,234       0.0%
#*  EXFO, Inc.                                 55         187       0.0%
#*  First Majestic Silver Corp.           208,147   1,014,426       0.0%
#*  Fortress Paper, Ltd. Class A           12,405      23,545       0.0%
*   Gasfrac Energy Services, Inc.          42,951       9,790       0.0%
    Genesis Land Development Corp.         25,511      69,989       0.0%
#   Genworth MI Canada, Inc.              192,503   5,608,355       0.1%
#   Glacier Media, Inc.                    26,100      30,178       0.0%
*   GLG Life Tech Corp.                    24,267       6,336       0.0%
*   Golden Star Resources, Ltd.         1,739,705     374,905       0.0%
*   Gran Tierra Energy, Inc.            2,305,516   8,618,216       0.1%
    Guardian Capital Group, Ltd.
      Class A                              15,961     244,740       0.0%
*   Heroux-Devtek, Inc.                   396,717   3,337,487       0.0%
#   HNZ Group, Inc.                        16,021     258,806       0.0%
#   HudBay Minerals, Inc.               4,478,341  44,282,311       0.4%
    Hudson's Bay Co.                       31,921     697,685       0.0%
#*  IAMGOLD Corp.                       3,532,812   7,906,003       0.1%
*   Indigo Books & Music, Inc.              6,242      60,532       0.0%
*   Interfor Corp.                        900,972  12,896,632       0.1%
    Intertape Polymer Group, Inc.         586,842   7,991,557       0.1%
#*  Ithaca Energy, Inc.                 3,999,206   3,513,600       0.0%
#*  Ivanhoe Energy, Inc.                   34,866       7,012       0.0%
*   Katanga Mining, Ltd.                  363,169      79,768       0.0%
*   Kelt Exploration, Ltd.                139,882   1,079,408       0.0%
*   Kingsway Financial Services, Inc.     288,386   1,661,237       0.0%
#*  Kirkland Lake Gold, Inc.              836,276   4,082,607       0.0%
#*  Lake Shore Gold Corp.               7,725,756   7,620,099       0.1%
#   Laurentian Bank of Canada             735,476  29,437,328       0.2%
#*  Legacy Oil + Gas, Inc.              4,278,462  10,248,450       0.1%
*   Leucrotta Exploration, Inc.            16,511      15,601       0.0%
#   Lightstream Resources, Ltd.         4,305,134   4,817,183       0.0%
    Linamar Corp.                         534,275  31,733,234       0.3%
#   Liquor Stores N.A., Ltd.              230,102   2,727,276       0.0%
#   Long Run Exploration, Ltd.          3,263,764   2,542,841       0.0%
    Magellan Aerospace Corp.               10,414     116,526       0.0%
#   Major Drilling Group
      International, Inc.                 560,851   3,007,630       0.0%
    Martinrea International, Inc.         486,417   4,858,123       0.1%
*   Maxim Power Corp.                       3,832       8,623       0.0%
    Melcor Developments, Ltd.              46,019     664,062       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
CANADA -- (Continued)
*   Mercator Minerals, Ltd.               861,957 $        --       0.0%
#*  Migao Corp.                           755,155     513,243       0.0%
*   Mitel Networks Corp.                  223,907   2,085,960       0.0%
    Nevsun Resources, Ltd.              1,354,880   5,345,403       0.1%
#   New Flyer Industries, Inc.             81,852     971,505       0.0%
*   New Gold, Inc.                      1,740,109   5,841,228       0.1%
    Newalta Corp.                         912,963  12,432,642       0.1%
#*  Niko Resources, Ltd.                  214,057      68,307       0.0%
#   Norbord, Inc.                          84,524   1,705,192       0.0%
    North American Energy Partners,
      Inc.                                 79,409     227,729       0.0%
#*  North American Palladium, Ltd.        247,616      14,366       0.0%
*   NuVista Energy, Ltd.                2,207,172  16,354,843       0.1%
#   OceanaGold Corp.                    6,894,063  13,142,432       0.1%
    Osisko Gold Royalties, Ltd.               500       6,695       0.0%
*   Ovivo, Inc. Class A                   161,845     225,362       0.0%
*   Painted Pony Petroleum, Ltd.          199,800   1,237,054       0.0%
    Pan American Silver Corp.           2,242,817  21,470,813       0.2%
*   Parex Resources, Inc.                 147,295   1,181,778       0.0%
#   Pengrowth Energy Corp.              1,419,969   4,766,576       0.0%
#*  Perpetual Energy, Inc.                 53,800      48,159       0.0%
*   Phoscan Chemical Corp.              2,550,185     591,837       0.0%
#   Pizza Pizza Royalty Corp.              23,800     281,102       0.0%
*   Polaris Minerals Corp.                  7,474      15,797       0.0%
#*  Poseidon Concepts Corp.               581,697         582       0.0%
    Precision Drilling Corp.            3,267,884  23,781,203       0.2%
#*  Primero Mining Corp.                3,067,825  11,315,227       0.1%
#   Pulse Seismic, Inc.                   679,163   1,548,030       0.0%
#*  QLT, Inc.                           1,048,870   3,825,137       0.0%
#*  Questerre Energy Corp. Class A        738,449     195,859       0.0%
#*  RB Energy, Inc.                       238,050         619       0.0%
    Reitmans Canada, Ltd. Class A         343,135   1,987,993       0.0%
*   Richmont Mines, Inc.                   61,534     197,888       0.0%
*   RMP Energy, Inc.                    1,670,508   4,486,072       0.0%
#*  Rock Energy, Inc.                     217,761     613,665       0.0%
#   Rocky Mountain Dealerships, Inc.       54,653     404,971       0.0%
#   Rogers Sugar, Inc.                     49,247     185,722       0.0%
    RONA, Inc.                          3,116,224  41,015,862       0.3%
#*  Sandstorm Gold, Ltd.                  242,234     861,321       0.0%
#   Savanna Energy Services Corp.       2,252,400   3,733,775       0.0%
*   Scorpio Mining Corp.                   65,907      10,379       0.0%
#   Sherritt International Corp.        7,086,581  14,684,171       0.1%
#*  Sierra Wireless, Inc.                 824,227  28,958,958       0.2%
#*  Silver Standard Resources, Inc.     1,035,333   5,629,328       0.1%
*   Sonde Resources Corp.                 463,104         139       0.0%
#*  Southern Pacific Resource Corp.       156,000         647       0.0%
#*  Sprott Resource Corp.               2,099,141   1,774,657       0.0%
#   Sprott, Inc.                        1,537,471   3,376,957       0.0%
#   Spyglass Resources Corp.            2,693,458     770,197       0.0%
*   St Andrew Goldfields, Ltd.            764,897     183,854       0.0%
*   Stornoway Diamond Corp.                42,302      23,842       0.0%
#   Strad Energy Services, Ltd.            22,664      56,543       0.0%
#   Stuart Olson, Inc.                    205,474   1,006,508       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
CANADA -- (Continued)
#   Superior Plus Corp.                  333,052 $    3,828,787       0.0%
#   Surge Energy, Inc.                 2,287,279      8,322,549       0.1%
#*  TAG Oil, Ltd.                        219,320        252,677       0.0%
#*  Taseko Mines, Ltd.                   914,368        765,447       0.0%
#*  Tembec, Inc.                         598,667      1,379,440       0.0%
#*  Teranga Gold Corp.(B4L8QT1)          832,294        500,334       0.0%
#*  Teranga Gold Corp.(B5TDK82)        5,580,989      3,145,522       0.0%
*   Tethys Petroleum, Ltd.               100,719          7,096       0.0%
#*  Thompson Creek Metals Co., Inc.    4,379,075      5,625,832       0.1%
#*  Timmins Gold Corp.                 2,194,810      1,346,174       0.0%
*   TLC Vision Corp.                     829,259             --       0.0%
#   TMX Group, Ltd.                       14,318        638,109       0.0%
#   TORC Oil & Gas, Ltd.               1,476,689     12,851,417       0.1%
#   Torstar Corp. Class B                607,631      3,626,144       0.0%
    Total Energy Services, Inc.            6,907         88,162       0.0%
#*  Touchstone Exploration, Inc.         926,524        230,383       0.0%
    Transcontinental, Inc. Class A     1,577,423     24,292,183       0.2%
#   TransGlobe Energy Corp.              682,456      3,111,072       0.0%
    Trican Well Service, Ltd.            132,100        558,400       0.0%
    Trinidad Drilling, Ltd.            3,373,531     14,176,380       0.1%
#   Twin Butte Energy, Ltd.            4,101,284      2,855,432       0.0%
#*  Uex Corp.                            353,131         86,344       0.0%
    Uni-Select, Inc.                      62,649      2,180,902       0.0%
    Valener, Inc.                         64,373        903,836       0.0%
*   Wesdome Gold Mines, Ltd.              23,000         21,923       0.0%
    West Fraser Timber Co., Ltd.         881,979     45,381,895       0.4%
    Western Energy Services Corp.        987,372      5,769,559       0.1%
    Westjet Airlines, Ltd.                73,426      1,659,616       0.0%
    Whistler Blackcomb Holdings, Inc.     38,397        580,490       0.0%
#   Whitecap Resources, Inc.              19,097        236,635       0.0%
*   Xtreme Drilling & Coil Services
      Corp.                              545,729        945,357       0.0%
*   Yangarra Resources, Ltd.              77,147        115,737       0.0%
*   Yellow Pages, Ltd.                   107,317      1,400,947       0.0%
#   Zargon Oil & Gas, Ltd.               231,446        671,414       0.0%
                                                 --------------       ---
TOTAL CANADA                                      1,012,994,561       7.8%
                                                 --------------       ---
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.              707,267         75,856       0.0%
    Zhuhai Holdings Investment Group,
      Ltd.                             8,472,000      1,854,787       0.0%
                                                 --------------       ---
TOTAL CHINA                                           1,930,643       0.0%
                                                 --------------       ---
DENMARK -- (1.6%)
#   Alm Brand A.S.                     2,515,398     16,494,476       0.1%
*   Auriga Industries A.S. Class B         3,891        187,200       0.0%
#*  Bang & Olufsen A.S.                  243,204      2,186,941       0.0%
    BankNordik                               616         10,905       0.0%
    Brodrene Hartmann A.S.                47,744      1,714,189       0.0%
#*  D/S Norden A.S.                      575,834     11,553,228       0.1%
    Dfds A.S.                            123,849     13,858,849       0.1%
    Djurslands Bank A.S.                   6,785        255,245       0.0%
    FLSmidth & Co. A.S.                   27,175      1,160,941       0.0%
*   GPV Industri A.S. Series B             6,000             --       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
DENMARK -- (Continued)
*   Greentech Energy Systems A.S.          18,060 $     20,873       0.0%
*   H+H International A.S. Class B         58,677      471,005       0.0%
    Harboes Bryggeri A.S. Class B          21,312      337,498       0.0%
*   Jyske Bank A.S.                       208,193   10,194,973       0.1%
    Lan & Spar Bank                         5,706      372,984       0.0%
    NKT Holding A.S.                      161,364   10,240,163       0.1%
    Nordjyske Bank A.S.                    19,489      319,159       0.0%
*   Parken Sport & Entertainment A.S.       1,495       13,022       0.0%
    PER Aarsleff A.S. Class B              40,080   11,248,809       0.1%
    Ringkjoebing Landbobank A.S.              720      161,008       0.0%
    Rockwool International A.S. Class B     8,786    1,164,083       0.0%
*   Santa Fe Group A.S.                   148,414    1,538,311       0.0%
    Schouw & Co.                          324,782   16,645,803       0.1%
#   Solar A.S. Class B                     17,253      847,785       0.0%
    Spar Nord Bank A.S.                   771,142    8,332,671       0.1%
    Sydbank A.S.                          974,186   36,569,084       0.3%
*   TK Development A.S.                 1,002,924    1,387,473       0.0%
*   Topsil Semiconductor Matls            165,755       11,198       0.0%
    United International Enterprises        1,595      280,871       0.0%
    Vestas Wind Systems A.S.            1,668,046   75,658,306       0.6%
*   Vestjysk Bank A.S.                     79,673      120,806       0.0%
                                                  ------------       ---
TOTAL DENMARK                                      223,357,859       1.7%
                                                  ------------       ---
FINLAND -- (2.3%)
    Ahlstrom Oyj                           48,984      423,336       0.0%
    Aktia Bank Oyj                        123,783    1,515,949       0.0%
    Amer Sports Oyj                        31,564      789,921       0.0%
    Apetit Oyj                             62,149      950,511       0.0%
    Aspo Oyj                               25,326      193,034       0.0%
#   Atria Oyj                             165,397    1,705,727       0.0%
    Bank of Aland P.L.C. Class A            5,030       92,926       0.0%
    Cargotec Oyj                          675,706   27,241,523       0.2%
    Cramo Oyj                             288,200    5,355,291       0.1%
    Digia Oyj                              27,963      124,733       0.0%
*   Finnair Oyj                         1,354,418    4,490,739       0.1%
#*  Finnlines Oyj                         597,852   10,688,322       0.1%
#   Fiskars Oyj Abp                        87,468    1,772,417       0.0%
    Glaston Oyj Abp                        99,027       57,675       0.0%
#   HKScan Oyj Class A                    598,313    3,300,542       0.0%
    Huhtamaki Oyj                       1,680,526   53,722,608       0.4%
#   Kemira Oyj                          2,160,871   25,298,414       0.2%
#   Kesko Oyj Class A                       7,767      295,966       0.0%
#   Kesko Oyj Class B                   1,100,575   44,968,164       0.4%
*   Lemminkainen Oyj                       99,658    1,221,040       0.0%
    Metsa Board Oyj                     4,426,522   26,154,190       0.2%
#   Munksjo Oyj                            27,842      324,575       0.0%
#   Neste Oil Oyj                       1,563,028   42,511,288       0.3%
    Okmetic Oyj                           313,629    2,558,941       0.0%
    Olvi Oyj Class A                        4,147      117,907       0.0%
*   Oriola-KD Oyj Class A                   2,365       10,683       0.0%
*   Oriola-KD Oyj Class B                 852,190    3,845,417       0.0%
#*  Outokumpu Oyj                       4,714,825   28,447,575       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
FINLAND -- (Continued)
*   Poyry Oyj                              10,061 $     35,910       0.0%
    Raisio Oyj Class V                  1,416,910    6,314,275       0.1%
    Ramirent Oyj                          143,916    1,106,030       0.0%
#   Saga Furs Oyj                          17,451      516,748       0.0%
#   Sanoma Oyj                          1,682,371    8,861,649       0.1%
    SRV Group Oyj                           4,046       16,472       0.0%
#*  Stockmann Oyj Abp                     122,613      976,334       0.0%
#   Teleste Oyj                             3,089       24,455       0.0%
    Tikkurila Oyj                         208,281    4,289,796       0.0%
    Viking Line Abp                        16,240      308,066       0.0%
#   YIT Oyj                             1,202,732    8,489,256       0.1%
                                                  ------------       ---
TOTAL FINLAND                                      319,118,405       2.5%
                                                  ------------       ---
FRANCE -- (3.8%)
    Actia Group                           154,281    1,128,923       0.0%
#*  Air France-KLM                      2,481,192   21,390,039       0.2%
    Albioma SA                             29,639      618,731       0.0%
    Altamir                                67,161      855,108       0.0%
    April SA                                7,583      108,262       0.0%
    Assystem                                  719       15,669       0.0%
    Aubay                                  76,023    1,102,207       0.0%
    Audika Groupe                             390        7,739       0.0%
    Axway Software SA                       5,691      128,606       0.0%
    Bollore SA                          8,044,453   45,974,405       0.4%
    Bonduelle S.C.A.                      213,117    5,918,026       0.1%
    Bongrain SA                           135,986    8,926,704       0.1%
    Burelle SA                             11,102    7,894,685       0.1%
*   Cegedim SA                             57,286    2,119,431       0.0%
    Cegid Group                            69,761    3,056,960       0.0%
#*  CGG SA                              1,082,835    7,669,848       0.1%
#*  Chargeurs SA                          220,734    1,759,939       0.0%
    Cie des Alpes                          94,319    1,803,333       0.0%
*   Derichebourg SA                     1,543,141    4,817,048       0.0%
    Devoteam SA                             9,501      253,936       0.0%
#*  Eramet                                 57,604    4,738,547       0.0%
#*  Esso SA Francaise                      34,539    1,846,204       0.0%
*   Etablissements Maurel et Prom          83,686      783,233       0.0%
    Euler Hermes Group                        206       22,520       0.0%
    Exel Industries Class A                   331       16,049       0.0%
    Faiveley Transport SA                  18,866    1,190,891       0.0%
    Fleury Michon SA                       23,652    1,413,347       0.0%
    Gaumont SA                             21,583    1,102,385       0.0%
    Gevelot SA                              4,215      613,993       0.0%
    GFI Informatique SA                    21,524      146,978       0.0%
    GL Events                             131,784    2,868,587       0.0%
    Groupe Crit                             5,037      270,691       0.0%
    Groupe Flo                             50,246      149,484       0.0%
*   Groupe Fnac                           126,256    7,595,209       0.1%
*   Groupe Open                             4,056       52,442       0.0%
    Guerbet                                50,387    2,139,621       0.0%
#*  Hi-Media SA                           348,235      875,875       0.0%
*   Immobiliere Hoteliere SA               27,700           --       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
FRANCE -- (Continued)
    IPSOS                                 262,646 $ 7,747,934       0.1%
    Jacquet Metal Service                 247,964   5,260,000       0.0%
    Korian-Medica                         144,065   4,915,544       0.0%
#   Lagardere SCA                       1,159,785  37,230,108       0.3%
    Lanson-BCC                                333      13,096       0.0%
    Laurent-Perrier                           830      78,256       0.0%
#*  Le Noble Age                           13,682     288,656       0.0%
    LISI                                  247,398   7,635,530       0.1%
*   Manitou BF SA                          12,946     251,124       0.0%
#   Manutan International                  24,214   1,250,535       0.0%
    Mersen                                219,401   5,995,598       0.1%
    MGI Coutier                           119,428   1,700,687       0.0%
    Montupet                              138,046   9,729,478       0.1%
    Mr Bricolage                          114,065   1,637,467       0.0%
#   Naturex                                 8,639     577,027       0.0%
#*  Nexans SA                             816,042  31,977,416       0.3%
    Nexity SA                             623,512  27,382,408       0.2%
*   NRJ Group                              14,764     124,154       0.0%
#*  Onxeo SA                               16,250      99,643       0.0%
*   Orco Property Group SA                109,892      44,365       0.0%
    Paris Orleans SA                       26,044     661,255       0.0%
*   Parrot SA                               9,403     248,033       0.0%
*   Peugeot SA                          3,646,402  68,937,450       0.5%
#*  Pierre & Vacances SA                  107,090   3,401,883       0.0%
    Plastic Omnium SA                     752,221  20,946,666       0.2%
    PSB Industries SA                      14,581     794,647       0.0%
    Rallye SA                             517,364  19,327,063       0.2%
*   Recylex SA                             78,137     185,577       0.0%
    Robertet SA                               409      92,390       0.0%
    Saft Groupe SA                         44,730   1,783,984       0.0%
    Samse SA                                  243      29,128       0.0%
    Seche Environnement SA                 26,332     907,515       0.0%
*   Securidev SA                           16,463     684,372       0.0%
*   Sequana SA                            813,547   4,351,326       0.0%
    Societe des Bains de Mer et du
      Cercle des Etrangers a Monaco        92,081   3,485,274       0.0%
    Societe Internationale de
      Plantations d'Heveas SA               2,071      80,372       0.0%
#   Societe Television Francaise 1        631,994  11,045,769       0.1%
#*  SOITEC                              4,111,797   3,906,307       0.0%
    Sopra Steria Group                    123,293  10,889,252       0.1%
#*  Spir Communication SA                  25,699     391,619       0.0%
#*  Ste Industrielle d'Aviation
      Latecoere SA                        124,404   1,536,557       0.0%
    Stef SA                                 3,349     206,764       0.0%
#   Sword Group                            55,825   1,412,104       0.0%
*   Technicolor SA                        408,770   2,773,319       0.0%
    Teleperformance                       554,584  41,629,372       0.3%
    TFF Group                               5,137     495,893       0.0%
#*  Theolia SA                          1,413,185   1,121,205       0.0%
#   Total Gabon                             1,584     527,756       0.0%
    Touax SA                                6,140     103,656       0.0%
    Trigano SA                            197,040   7,077,348       0.1%
*   UBISOFT Entertainment               1,139,285  21,008,135       0.2%
    Vallourec SA                          304,771   7,186,748       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
FRANCE -- (Continued)
    Vicat                                 109,353 $  7,885,113       0.1%
    Vilmorin & Cie SA                      22,223    1,859,227       0.0%
    Vranken-Pommery Monopole SA            87,029    2,669,406       0.0%
                                                  ------------       ---
TOTAL FRANCE                                       534,957,166       4.2%
                                                  ------------       ---
GERMANY -- (4.4%)
#*  AAP Implantate AG                      27,916       79,262       0.0%
    Aareal Bank AG                      1,349,571   58,047,336       0.5%
*   ADVA Optical Networking SE            652,773    3,533,929       0.0%
*   Air Berlin P.L.C.                     145,784      202,823       0.0%
#   Allgeier SE                            39,032      787,060       0.0%
*   AS Creation Tapeten                    21,572      650,533       0.0%
    Aurubis AG                          1,085,020   68,561,374       0.5%
*   Balda AG                              613,260    1,850,563       0.0%
#*  Bauer AG                              236,115    4,109,501       0.0%
    BayWa AG                              156,462    5,866,892       0.1%
    Bechtle AG                             52,981    3,880,162       0.0%
    Bijou Brigitte AG                       5,750      358,940       0.0%
#   Bilfinger SE                          540,956   27,016,163       0.2%
#   Biotest AG                             46,961    3,733,549       0.0%
#   Borussia Dortmund GmbH & Co. KGaA     514,382    1,972,613       0.0%
    Celesio AG                            293,674    8,714,611       0.1%
    CENTROTEC Sustainable AG               71,953    1,148,957       0.0%
#   Comdirect Bank AG                     212,545    2,255,307       0.0%
#   CropEnergies AG                        77,162      251,758       0.0%
#   Data Modul AG                          21,919      722,660       0.0%
#   DEAG Deutsche Entertainment AG        173,252    1,147,497       0.0%
    Deutsche Beteiligungs AG                6,406      213,236       0.0%
    Deutz AG                            1,890,189    9,148,868       0.1%
    DMG Mori Seiki AG                   1,351,692   47,426,815       0.4%
    Dr Hoenle AG                            7,168      168,018       0.0%
#   Draegerwerk AG & Co. KGaA              21,884    1,919,201       0.0%
    Duerr AG                              112,490   11,514,215       0.1%
#   Eckert & Ziegler AG                    47,490    1,124,018       0.0%
    Elmos Semiconductor AG                236,376    4,534,957       0.0%
#*  Euromicron AG                          65,338      760,221       0.0%
*   First Sensor AG                        10,325      119,345       0.0%
    Freenet AG                            513,832   16,643,094       0.1%
    Gesco AG                               15,349    1,260,168       0.0%
    GFK SE                                 10,359      396,385       0.0%
#   GFT Technologies AG                   322,746    6,081,979       0.1%
    Grammer AG                            336,305   12,916,162       0.1%
*   H&R AG                                  5,833       50,916       0.0%
#*  Heidelberger Druckmaschinen AG      5,193,471   13,926,352       0.1%
#   Homag Group AG                         10,098      396,648       0.0%
    Hornbach Baumarkt AG                   49,717    2,041,733       0.0%
    Indus Holding AG                      133,365    6,976,251       0.1%
    Isra Vision AG                         62,902    4,115,088       0.0%
    Jenoptik AG                         1,026,163   12,371,820       0.1%
*   Joyou AG                               60,554      279,261       0.0%
*   Kampa AG                               31,214          563       0.0%
*   Kloeckner & Co. SE                  3,250,780   31,096,262       0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
GERMANY -- (Continued)
#*  Koenig & Bauer AG                      32,988 $    766,140       0.0%
*   Kontron AG                          1,148,881    6,484,207       0.1%
    Krones AG                                 946      104,402       0.0%
    KSB AG                                  5,842    2,993,734       0.0%
    KWS Saat SE                            15,381    4,642,117       0.0%
    LANXESS AG                             48,864    2,608,097       0.0%
    Leifheit AG                            51,987    2,801,117       0.0%
#   Leoni AG                              274,852   17,601,700       0.2%
#*  Manz AG                                44,410    4,277,746       0.0%
*   Mediclin AG                           763,390    3,011,620       0.0%
    MLP AG                                176,181      753,088       0.0%
*   Mosaic Software AG                     12,800           --       0.0%
    Nexus AG                              183,097    3,618,620       0.0%
*   Nordex SE                             965,460   20,664,339       0.2%
    Osram Licht AG                        167,563    8,827,865       0.1%
*   Patrizia Immobilien AG                254,495    5,013,117       0.1%
#   PNE Wind AG                           952,384    2,341,493       0.0%
    Progress-Werk Oberkirch AG              2,451      112,728       0.0%
#   Puma SE                                 8,821    1,799,338       0.0%
*   QIAGEN NV                              69,021    1,659,638       0.0%
#   QSC AG                                181,555      364,576       0.0%
    Rheinmetall AG                        925,387   47,377,788       0.4%
*   Rohwedder AG                           44,910           --       0.0%
    SAF-Holland SA                        550,915    8,340,868       0.1%
#   Salzgitter AG                         774,370   26,414,332       0.2%
#*  Singulus Technologies AG            1,218,694    1,011,935       0.0%
    Sixt SE                               285,687   13,680,093       0.1%
#*  SKW Stahl-Metallurgie Holding AG       59,357      405,591       0.0%
#*  SMA Solar Technology AG                76,648    1,137,867       0.0%
*   SMT Scharf AG                             831       14,540       0.0%
    Software AG                            35,534    1,025,823       0.0%
#*  Solarworld AG                           3,993       65,640       0.0%
    Stada Arzneimittel AG                  52,181    1,908,720       0.0%
    Stroeer Media SE                        3,943      145,782       0.0%
#   Suedzucker AG                         950,787   14,330,385       0.1%
#   Surteco SE                             14,456      421,989       0.0%
#*  Suss Microtec AG                      309,768    1,884,900       0.0%
    Syzygy AG                             154,585    1,481,339       0.0%
    TAG Immobilien AG                     637,338    8,160,067       0.1%
    Technotrans AG                         61,107      986,536       0.0%
*   Tom Tailor Holding AG                 176,999    2,187,858       0.0%
    Tomorrow Focus AG                      27,749      165,259       0.0%
    UMS United Medical Systems
      International AG                     40,683      151,612       0.0%
*   VERBIO Vereinigte BioEnergie AG        71,199      174,368       0.0%
    Vossloh AG                             26,307    1,655,509       0.0%
    VTG AG                                211,613    4,862,580       0.1%
    Wacker Chemie AG                        2,905      360,302       0.0%
    Wacker Neuson SE                      523,930   13,447,934       0.1%
#   Zeal Network SE                        10,788      586,628       0.0%
                                                  ------------       ---
TOTAL GERMANY                                      623,204,993       4.8%
                                                  ------------       ---

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE++   OF NET ASSETS**
                                        ----------- ----------- ---------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and
      Commercial SA of Pharmaceutical
      Chemical
    Products                                173,961 $        --       0.0%
*   Atlantic Supermarkets SA                129,593          --       0.0%
*   Ergas SA                                104,948          --       0.0%
*   Etma Rayon SA                            39,176          --       0.0%
*   Michaniki SA                            986,718          --       0.0%
*   T Bank SA                             1,210,617          --       0.0%
*   Themeliodomi SA                         140,360          --       0.0%
*   Tropea Holding SA                         4,581       1,929       0.0%
                                                    -----------       ---
TOTAL GREECE                                              1,929       0.0%
                                                    -----------       ---
HONG KONG -- (2.8%)
    Alco Holdings, Ltd.                      88,000      18,711       0.0%
    Allan International Holdings             10,000       2,763       0.0%
#   Allied Group, Ltd.                    2,101,000  11,115,700       0.1%
    Allied Properties HK, Ltd.           38,946,372   9,489,608       0.1%
    APT Satellite Holdings, Ltd.            440,750     689,810       0.0%
#   Asia Financial Holdings, Ltd.         4,180,106   2,244,260       0.0%
    Asia Standard Hotel Group, Ltd.       2,311,359     341,521       0.0%
#   Asia Standard International Group,
      Ltd.                                4,265,756   1,182,078       0.0%
    Associated International Hotels,
      Ltd.                                1,639,000   4,970,626       0.1%
*   Bel Global Resources Holdings, Ltd.  16,756,000          --       0.0%
    Century City International
      Holdings, Ltd.                     30,219,300   2,842,666       0.0%
*   Champion Technology Holdings, Ltd.  117,883,373   2,786,383       0.0%
    Chen Hsong Holdings                   1,994,000     577,740       0.0%
    Cheuk Nang Holdings, Ltd.             4,302,964   3,696,305       0.0%
*   Cheung Wo International Holdings,
      Ltd.                                  126,000      11,521       0.0%
    Chevalier International Holdings,
      Ltd.                                2,535,418   4,816,883       0.1%
*   China Billion Resources, Ltd.        64,707,136          --       0.0%
#*  China Daye Non-Ferrous Metals
      Mining, Ltd.                       11,044,000     439,821       0.0%
*   China Energy Development Holdings,
      Ltd.                                4,930,000     117,825       0.0%
    China Motor Bus Co., Ltd.                27,200     293,240       0.0%
*   China Renji Medical Group, Ltd.       2,284,300     107,350       0.0%
*   China Star Entertainment, Ltd.       46,850,000     746,065       0.0%
    Chinney Investments, Ltd.             1,848,000     434,386       0.0%
    Chu Kong Shipping Enterprise Group
      Co., Ltd.                           5,052,000   1,945,506       0.0%
    Chuang's China Investments, Ltd.     20,399,610   1,555,680       0.0%
    Chuang's Consortium International,
      Ltd.                               24,681,520   3,661,076       0.0%
    CNT Group, Ltd.                         164,000      12,464       0.0%
    CSI Properties, Ltd.                116,435,476   4,642,156       0.1%
*   CST Mining Group, Ltd.               98,288,000   1,265,149       0.0%
    Dah Sing Banking Group, Ltd.          2,339,888   5,064,002       0.1%
    Dah Sing Financial Holdings, Ltd.     2,019,356  14,138,094       0.1%
*   Dan Form Holdings Co., Ltd.          18,589,896   5,010,082       0.1%
    Dickson Concepts International,
      Ltd.                                  336,500     145,262       0.0%
    Dorsett Hospitality International,
      Ltd.                                2,290,000     371,962       0.0%
    Eagle Nice International Holdings,
      Ltd.                                   92,000      20,877       0.0%
    EcoGreen International Group, Ltd.      952,000     306,552       0.0%
#   Emperor Entertainment Hotel, Ltd.     2,215,000     522,659       0.0%
#   Emperor International Holdings,
      Ltd.                               34,888,333   8,625,913       0.1%
    Emperor Watch & Jewellery, Ltd.      38,960,000   1,780,567       0.0%
*   EPI Holdings, Ltd.                   46,806,388     590,588       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE++   OF NET ASSETS**
                                        ----------- ----------- ---------------
HONG KONG -- (Continued)
    Esprit Holdings, Ltd.                 2,940,400 $ 2,778,132       0.0%
*   eSun Holdings, Ltd.                  17,756,400   3,076,847       0.0%
*   Ezcom Holdings, Ltd.                     67,280          --       0.0%
    Far East Consortium International,
      Ltd.                               19,124,386   9,106,241       0.1%
    Fountain SET Holdings, Ltd.          17,602,000   3,223,901       0.0%
*   Frontier Services Group, Ltd.         1,654,609     277,078       0.0%
#   Future Bright Holdings, Ltd.          1,620,000     366,766       0.0%
*   G-Resources Group, Ltd.             215,835,000   7,110,242       0.1%
    Get Nice Holdings, Ltd.             151,990,999  10,746,844       0.1%
*   Global Brands Group Holding, Ltd.    49,220,000  10,004,827       0.1%
    Glorious Sun Enterprises, Ltd.          110,000      24,523       0.0%
    Gold Peak Industries Holding, Ltd.    7,305,907   1,015,716       0.0%
    Golden Resources Development
      International, Ltd.                11,501,000     858,009       0.0%
*   Grande Holdings, Ltd. (The)           3,082,000      30,619       0.0%
    Great Eagle Holdings, Ltd.            2,964,159  10,879,943       0.1%
    Guangnan Holdings, Ltd.               3,886,000     689,999       0.0%
*   Hao Tian Development Group, Ltd.      8,010,000     792,517       0.0%
    Harbour Centre Development, Ltd.      2,235,000   4,086,358       0.0%
    High Fashion International, Ltd.        996,000     367,016       0.0%
    HKR International, Ltd.              17,191,998   9,749,999       0.1%
    Hon Kwok Land Investment Co., Ltd.    7,564,935   3,031,252       0.0%
*   Hong Fok Land, Ltd.                   4,248,000          --       0.0%
    Hong Kong Ferry Holdings Co., Ltd.    1,953,000   2,657,129       0.0%
*   Hong Kong Television Network, Ltd.      315,000     126,952       0.0%
    Hongkong & Shanghai Hotels (The)      1,612,931   2,364,128       0.0%
#   Hongkong Chinese, Ltd.               23,363,100   5,388,809       0.1%
    Hopewell Holdings, Ltd.               3,294,000  12,647,090       0.1%
#   Hsin Chong Construction Group, Ltd.   7,156,000     896,075       0.0%
    Hung Hing Printing Group, Ltd.        8,321,275   1,298,363       0.0%
*   International Standard Resources
      Holdings, Ltd.                     35,102,500   2,145,571       0.0%
    IPE Group, Ltd.                       4,015,000     440,109       0.0%
*   IRC, Ltd.                            11,176,000     746,759       0.0%
    ITC Corp., Ltd.                         969,046     106,233       0.0%
    ITC Properties Group, Ltd.            1,096,720     607,647       0.0%
*   Jinchang Pharmaceutical Holdings,
      Ltd.                                  507,600          --       0.0%
*   Jinhui Holdings Co., Ltd.             1,108,000     197,163       0.0%
#   K Wah International Holdings, Ltd.   13,364,141   7,657,253       0.1%
*   Kantone Holdings, Ltd.                3,338,397     439,279       0.0%
    Keck Seng Investments                 2,858,000   2,954,059       0.0%
#   Kingston Financial Group, Ltd.       16,175,424   4,474,533       0.1%
    Kowloon Development Co., Ltd.        10,152,277  13,005,906       0.1%
    Kwoon Chung Bus Holdings, Ltd.          150,000      73,718       0.0%
    Lai Sun Development Co., Ltd.       331,326,666   8,891,749       0.1%
    Lai Sun Garment International, Ltd.  40,314,669   6,802,527       0.1%
    Lam Soon Hong Kong, Ltd.                139,250     110,257       0.0%
    Lerado Group Holding Co., Ltd.        5,004,000     392,835       0.0%
    Lippo China Resources, Ltd.          11,924,000     507,242       0.0%
    Lippo, Ltd.                           4,571,500   2,828,632       0.0%
    Liu Chong Hing Investment, Ltd.       3,678,000   4,878,126       0.1%
    Luen Thai Holdings, Ltd.                944,000     194,582       0.0%
    Luks Group Vietnam Holdings Co.,
      Ltd.                                1,002,642     393,032       0.0%
    Magnificent Estates                  38,336,600   1,829,144       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
HONG KONG -- (Continued)
    Man Yue Technology Holdings, Ltd.    1,540,000 $   276,906       0.0%
    Ming Fai International Holdings,
      Ltd.                                 338,000      39,220       0.0%
*   Ming Fung Jewellery Group, Ltd.        603,000      40,418       0.0%
#   Miramar Hotel & Investment           1,711,000   2,580,452       0.0%
*   Mongolian Mining Corp.              30,845,750   1,705,446       0.0%
    Nanyang Holdings, Ltd.                  98,850     603,882       0.0%
    National Electronic Hldgs            4,992,408     802,852       0.0%
*   Neo-Neon Holdings, Ltd.              7,376,000   1,264,289       0.0%
*   Neptune Group, Ltd.                 69,020,000   1,431,560       0.0%
    New Century Group Hong Kong, Ltd.      648,000      15,898       0.0%
*   New Times Energy Corp., Ltd.         8,645,450     405,425       0.0%
#   Newocean Energy Holdings, Ltd.         890,000     495,575       0.0%
    Next Media, Ltd.                     4,018,000     429,694       0.0%
*   Orange Sky Golden Harvest
      Entertainment Holdings, Ltd.      17,280,000   2,002,293       0.0%
    Orient Overseas International, Ltd.    720,000   4,414,356       0.0%
*   Orient Power Holdings, Ltd.          2,182,573          --       0.0%
    Oriental Watch Holdings              1,682,000     305,446       0.0%
*   Pacific Andes International
      Holdings, Ltd.                    83,678,890   3,334,740       0.0%
#   Pacific Basin Shipping, Ltd.        30,798,000  11,405,176       0.1%
    Paliburg Holdings, Ltd.             11,443,041   4,382,216       0.0%
*   Ping Shan Tea Group, Ltd.           17,972,000     229,033       0.0%
#   Playmates Holdings, Ltd.             3,071,700   3,635,940       0.0%
    Pokfulam Development Co.               260,000     448,397       0.0%
    Polytec Asset Holdings, Ltd.        43,689,190   6,187,799       0.1%
    Public Financial Holdings, Ltd.        836,444     440,147       0.0%
    PYI Corp., Ltd.                     97,912,086   3,848,417       0.0%
    Regal Hotels International
      Holdings, Ltd.                     9,094,623   5,639,679       0.1%
    Rivera Holdings, Ltd.                4,405,468     276,079       0.0%
    SEA Holdings, Ltd.                   1,965,000   1,571,242       0.0%
    Shun Tak Holdings, Ltd.             52,008,546  30,133,465       0.2%
    Simsen International Corp., Ltd.        60,000      41,534       0.0%
    Sing Tao News Corp., Ltd.              334,000      50,008       0.0%
    Singamas Container Holdings, Ltd.   14,342,000   2,695,707       0.0%
*   SOCAM Development, Ltd.              4,214,120   3,769,070       0.0%
#   Soundwill Holdings, Ltd.               868,000   1,564,243       0.0%
*   South China China, Ltd.             10,369,216   1,165,071       0.0%
*   South China Land, Ltd.              13,071,066     250,587       0.0%
    Sun Hung Kai & Co., Ltd.             3,748,688   3,889,174       0.0%
*   Symphony Holdings, Ltd.              2,232,249     181,309       0.0%
    TAI Cheung Holdings, Ltd.            4,516,000   3,958,978       0.0%
#   Tan Chong International, Ltd.        3,879,000   1,415,408       0.0%
*   Taung Gold International, Ltd.       2,750,000      65,470       0.0%
    Tern Properties Co., Ltd.              168,000     117,068       0.0%
    Tian Teck Land, Ltd.                   766,000     913,649       0.0%
    Transport International Holdings,
      Ltd.                                  67,200     167,399       0.0%
#   Trinity, Ltd.                        9,624,000   2,094,052       0.0%
*   TSC Group Holdings, Ltd.               729,000     228,801       0.0%
#*  United Laboratories International
      Holdings, Ltd. (The)               1,624,000   1,097,675       0.0%
*   Up Energy Development Group, Ltd.    1,236,000      94,017       0.0%
    Upbest Group, Ltd.                   2,468,000     856,929       0.0%
    Varitronix International, Ltd.         175,000     139,819       0.0%
*   Vedan International Holdings, Ltd.   4,352,000     264,264       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
HONG KONG -- (Continued)
    Victory City International
      Holdings, Ltd.                    32,128,534 $  5,871,274       0.1%
    VST Holdings, Ltd.                     940,000      370,324       0.0%
*   Willie International Holdings, Ltd. 20,920,000    1,174,927       0.0%
    Win Hanverky Holdings, Ltd.             84,000       11,239       0.0%
*   Winfull Group Holdings, Ltd.         8,016,000      402,952       0.0%
    Wing On Co. International, Ltd.      2,684,500    9,592,548       0.1%
#   Wing Tai Properties, Ltd.            1,828,749    1,209,565       0.0%
    Wong's International Hldgs              41,000       15,490       0.0%
    Yau Lee Holdings, Ltd.               1,409,750      329,221       0.0%
    Yugang International, Ltd.          17,156,000      317,760       0.0%
                                                   ------------       ---
TOTAL HONG KONG                                     392,517,156       3.0%
                                                   ------------       ---
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C.              1,504,991    3,910,917       0.0%
    C&C Group P.L.C.                     1,774,373    7,189,892       0.1%
    Dragon Oil P.L.C.                       47,857      450,308       0.0%
    FBD Holdings P.L.C.                     74,087      800,408       0.0%
    IFG Group P.L.C.                        22,892       49,617       0.0%
    Kingspan Group P.L.C.                   35,842      711,111       0.0%
    Smurfit Kappa Group P.L.C.           1,801,332   55,150,426       0.4%
                                                   ------------       ---
TOTAL IRELAND                                        68,262,679       0.5%
                                                   ------------       ---
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.      2,999,348    2,813,227       0.0%
*   AL-ROV Israel, Ltd.                    103,140    3,037,697       0.0%
    Albaad Massuot Yitzhak, Ltd.                 4           68       0.0%
#*  Alon Blue Square Israel, Ltd.          217,520      523,442       0.0%
*   Azorim-Investment Development &
      Construction Co., Ltd.                49,419       35,395       0.0%
#*  Clal Biotechnology Industries, Ltd.     18,484       23,576       0.0%
*   Clal Insurance Enterprises
      Holdings, Ltd.                       399,222    6,615,202       0.1%
    Delta-Galil Industries, Ltd.            63,894    1,993,060       0.0%
    Direct Insurance Financial
      Investments, Ltd.                     91,612      578,271       0.0%
*   El Al Israel Airlines                1,640,647      391,500       0.0%
#   Elron Electronic Industries, Ltd.      211,738    1,013,081       0.0%
*   Equital, Ltd.                            3,735       56,812       0.0%
    First International Bank Of
      Israel, Ltd.                         619,616    8,699,706       0.1%
    Formula Systems 1985, Ltd.             150,544    4,103,055       0.0%
*   Gilat Satellite Networks, Ltd.         125,798      775,856       0.0%
#*  Hadera Paper, Ltd.                       6,561      124,064       0.0%
#   Harel Insurance Investments &
      Financial Services, Ltd.           2,472,739   11,551,524       0.1%
*   Israel Discount Bank, Ltd. Class A  10,655,837   18,719,259       0.2%
    Israel Land Development Co., Ltd.
      (The)                                 39,194      160,488       0.0%
*   Jerusalem Oil Exploration              200,341    7,651,554       0.1%
    Meitav DS Investments, Ltd.             10,434       31,646       0.0%
    Menorah Mivtachim Holdings, Ltd.       330,225    3,270,953       0.0%
#   Migdal Insurance & Financial
      Holding, Ltd.                      1,029,569    1,246,636       0.0%
    Neto ME Holdings, Ltd.                   1,339       82,518       0.0%
#*  Oil Refineries, Ltd.                 8,885,909    3,175,065       0.0%
    Phoenix Holdings, Ltd. (The)           791,974    2,344,481       0.0%
*   Protalix BioTherapeutics, Inc.              --           --       0.0%
    Scope Metals Group, Ltd.                   743        8,712       0.0%
#   Shufersal, Ltd.                         70,276      160,860       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
ISRAEL -- (Continued)
*   Summit Real Estate Holdings, Ltd.       99,945 $    436,273       0.0%
#*  Tower Semiconductor, Ltd.               30,464      462,996       0.0%
*   Union Bank of Israel                   566,261    1,921,074       0.0%
                                                   ------------       ---
TOTAL ISRAEL                                         82,008,051       0.6%
                                                   ------------       ---
ITALY -- (3.9%)
#*  Aeffe SpA                               99,325      263,046       0.0%
#   Alerion Cleanpower SpA                  85,156      287,579       0.0%
#*  Arnoldo Mondadori Editore SpA          167,124      206,315       0.0%
    Astaldi SpA                             57,263      497,814       0.0%
#*  Banca Carige SpA                     3,897,893      317,857       0.0%
    Banca Finnat Euramerica SpA            210,745      123,185       0.0%
*   Banca Popolare dell'Emilia
      Romagna SC                        13,314,422  109,522,154       0.9%
#*  Banca Popolare dell'Etruria e del
      Lazio SC                             247,694      162,146       0.0%
*   Banca Popolare di Milano Scarl     129,040,375  132,966,685       1.0%
    Banca Popolare di Sondrio SCARL      2,905,237   13,185,548       0.1%
#   Banco di Desio e della Brianza SpA     175,256      618,709       0.0%
*   Banco Popolare SC                    3,544,813   56,041,587       0.4%
*   Brioschi Sviluppo Immobiliare SpA      321,080       37,409       0.0%
#   Buzzi Unicem SpA                     1,437,830   23,142,024       0.2%
*   Caltagirone Editore SpA                675,829      622,592       0.0%
#   Cementir Holding SpA                 1,957,484   13,803,874       0.1%
*   CIR-Compagnie Industriali Riunite
      SpA                                7,021,798    8,396,763       0.1%
    Credito Emiliano SpA                   180,718    1,507,564       0.0%
*   Credito Valtellinese SC             23,127,157   28,861,431       0.2%
#   d'Amico International Shipping SA    3,329,181    2,272,699       0.0%
    Danieli & C Officine Meccaniche
      SpA                                   50,280    1,223,414       0.0%
    De' Longhi                             795,407   17,939,875       0.2%
*   DeA Capital SpA                        268,271      572,763       0.0%
*   Delclima                               824,556    2,198,005       0.0%
    El.En. SpA                              12,680      523,089       0.0%
    Elica SpA                               11,560       27,968       0.0%
    ERG SpA                                614,349    8,831,481       0.1%
#*  Eurotech SpA                           789,117    1,769,308       0.0%
    Falck Renewables SpA                 1,900,256    2,504,941       0.0%
*   Finmeccanica SpA                        31,625      403,500       0.0%
    FNM SpA                              1,858,202    1,371,597       0.0%
#*  Gruppo Editoriale L'Espresso SpA       450,462      590,381       0.0%
*   IMMSI SpA                            4,275,920    2,990,956       0.0%
#*  Intek Group SpA                      5,331,978    2,157,832       0.0%
    Italcementi SpA                      3,939,679   28,071,514       0.2%
    Italmobiliare SpA                      168,151    5,489,773       0.1%
#*  Prelios SpA                            300,852      151,196       0.0%
#*  Reno de Medici SpA                   1,809,183      801,119       0.0%
#*  Retelit SpA                          1,886,287    1,275,201       0.0%
#*  Safilo Group SpA                       601,783    8,754,044       0.1%
*   Snia SpA                               271,793           --       0.0%
    Societa Cattolica di
      Assicurazioni SCRL                   536,375    4,582,407       0.0%
    Societa Iniziative Autostradali e
      Servizi SpA                           32,320      373,275       0.0%
    SOL SpA                                 71,611      629,432       0.0%
#   Trevi Finanziaria Industriale SpA      195,814      571,467       0.0%
*   Uni Land SpA                            37,715           --       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
ITALY -- (Continued)
#   Unipol Gruppo Finanziario SpA       7,325,029 $ 38,428,373       0.3%
    UnipolSai SpA                       7,290,735   20,402,141       0.2%
    Vianini Lavori SpA                    335,904    2,191,329       0.0%
                                                  ------------       ---
TOTAL ITALY                                        547,663,362       4.2%
                                                  ------------       ---
JAPAN -- (22.5%)
#   A&D Co., Ltd.                         235,400    1,010,327       0.0%
#   Achilles Corp.                      2,515,000    3,285,881       0.0%
    ADEKA Corp.                           761,400   10,739,364       0.1%
    Aeon Co., Ltd.                        233,348    2,903,053       0.0%
    Agro-Kanesho Co., Ltd.                 60,000      429,926       0.0%
    Ahresty Corp.                         542,900    3,892,714       0.0%
    Aichi Bank, Ltd. (The)                190,500    9,964,029       0.1%
    Aichi Corp.                           177,200      978,085       0.0%
    Aichi Steel Corp.                   2,314,000   11,124,225       0.1%
    Aichi Tokei Denki Co., Ltd.            32,000       89,222       0.0%
    Aida Engineering, Ltd.                301,907    3,441,878       0.0%
*   Aigan Co., Ltd.                       352,100      730,449       0.0%
    Airport Facilities Co., Ltd.          530,000    3,005,141       0.0%
    Aisan Industry Co., Ltd.              507,030    4,772,847       0.0%
    Aizawa Securities Co., Ltd.            17,274      117,922       0.0%
    Akita Bank, Ltd. (The)              4,428,000   13,673,967       0.1%
#   Alconix Corp.                         107,700    1,683,481       0.0%
#   Alpen Co., Ltd.                       453,000    7,401,860       0.1%
    Alpha Corp.                            31,700      347,473       0.0%
    Alpha Systems, Inc.                    41,160      608,845       0.0%
    Alpine Electronics, Inc.              433,400    8,807,252       0.1%
    Alps Logistics Co., Ltd.               42,600      562,757       0.0%
    AOI Electronics Co., Ltd.              27,900    1,168,972       0.0%
    AOI Pro, Inc.                           4,700       33,780       0.0%
    AOKI Holdings, Inc.                   305,822    4,239,038       0.0%
    Aomori Bank, Ltd. (The)             1,296,000    4,277,432       0.0%
    Aoyama Trading Co., Ltd.            1,249,599   43,221,318       0.3%
    Arakawa Chemical Industries, Ltd.     370,300    4,095,404       0.0%
    Arata Corp.                            29,000       78,847       0.0%
    Araya Industrial Co., Ltd.          1,011,000    1,629,456       0.0%
    Arcland Sakamoto Co., Ltd.             61,000    1,471,379       0.0%
*   Arisawa Manufacturing Co., Ltd.       605,382    5,054,360       0.1%
    Asahi Broadcasting Corp.               42,600      414,838       0.0%
    Asahi Kogyosha Co., Ltd.              495,000    1,797,691       0.0%
    Asahi Organic Chemicals Industry
      Co., Ltd.                         1,771,000    4,004,235       0.0%
#*  Asanuma Corp.                         568,000      722,907       0.0%
    Ashikaga Holdings Co., Ltd.            30,200      126,248       0.0%
#*  Ashimori Industry Co., Ltd.         1,129,000    1,514,169       0.0%
    Asia Air Survey Co., Ltd.              18,000       61,393       0.0%
    ASKA Pharmaceutical Co., Ltd.         511,200    5,099,766       0.1%
    Asunaro Aoki Construction Co., Ltd.   643,000    4,780,314       0.0%
    Atsugi Co., Ltd.                    4,946,000    5,115,808       0.1%
    Awa Bank, Ltd. (The)                1,203,000    7,141,273       0.1%
    Bando Chemical Industries, Ltd.       422,000    1,682,852       0.0%
#   Bank of Iwate, Ltd. (The)             363,200   16,310,028       0.1%
    Bank of Kochi, Ltd. (The)             375,000      549,318       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
#   Bank of Nagoya, Ltd. (The)          3,279,706 $12,056,105       0.1%
    Bank of Okinawa, Ltd. (The)           190,350   8,033,502       0.1%
    Bank of Saga, Ltd. (The)            3,041,000   8,030,047       0.1%
    Bank of the Ryukyus, Ltd.             935,600  13,649,579       0.1%
    Belluna Co., Ltd.                   1,238,424   5,980,260       0.1%
#   Best Denki Co., Ltd.                1,678,600   2,075,219       0.0%
    Bunka Shutter Co., Ltd.                51,016     463,439       0.0%
    Carlit Holdings Co., Ltd.              77,000     403,777       0.0%
    Cawachi, Ltd.                         422,000   6,774,746       0.1%
    Central Glass Co., Ltd.             4,355,000  20,009,850       0.2%
    Central Security Patrols Co., Ltd.     34,000     388,886       0.0%
    Chiba Kogyo Bank, Ltd. (The)          493,500   3,408,877       0.0%
    Chino Corp.                             6,400      63,035       0.0%
    Chiyoda Integre Co., Ltd.              98,900   2,455,613       0.0%
#   Chodai Co., Ltd.                       39,600     194,086       0.0%
    Chofu Seisakusho Co., Ltd.            239,300   5,720,540       0.1%
#   Chori Co., Ltd.                         9,600     152,095       0.0%
    Chubu Shiryo Co., Ltd.                353,800   2,122,880       0.0%
    Chudenko Corp.                        523,260   9,962,425       0.1%
#   Chuetsu Pulp & Paper Co., Ltd.      2,309,000   4,812,123       0.0%
    Chugoku Marine Paints, Ltd.           708,000   6,134,528       0.1%
    Chukyo Bank, Ltd. (The)             1,772,000   3,347,158       0.0%
#   Chuo Gyorui Co., Ltd.                 611,000   1,404,229       0.0%
    Chuo Spring Co., Ltd.                 920,000   2,520,854       0.0%
    Cleanup Corp.                         627,000   4,988,728       0.1%
#*  CMK Corp.                           1,189,900   2,973,033       0.0%
    Coca-Cola East Japan Co., Ltd.        310,704   5,806,147       0.1%
    Coca-Cola West Co., Ltd.              433,900   6,903,290       0.1%
    Cocokara fine, Inc.                    11,700     356,924       0.0%
    Computer Engineering & Consulting,
      Ltd.                                259,800   1,977,585       0.0%
    Corona Corp.                          372,400   3,608,287       0.0%
#*  Cosmo Oil Co., Ltd.                 8,305,000  12,312,732       0.1%
    Cresco, Ltd.                            7,200     112,369       0.0%
#   Cross Plus, Inc.                       69,700     446,685       0.0%
#   CTI Engineering Co., Ltd.             291,700   3,022,762       0.0%
    Dai Nippon Toryo Co., Ltd.             54,000      70,205       0.0%
    Dai-Dan Co., Ltd.                     606,000   4,161,518       0.0%
    Dai-ichi Seiko Co., Ltd.              162,300   3,095,378       0.0%
    Daido Kogyo Co., Ltd.                 714,447   1,559,395       0.0%
    Daido Steel Co., Ltd.                  97,000     463,813       0.0%
    Daihatsu Diesel Manufacturing Co.,
      Ltd.                                140,000     855,992       0.0%
#   Daiho Corp.                           627,000   3,136,665       0.0%
    Daiichi Jitsugyo Co., Ltd.            106,000     558,946       0.0%
    Daiken Corp.                           10,000      22,724       0.0%
#   Daiki Aluminium Industry Co., Ltd.    603,000   1,748,655       0.0%
    Daikoku Denki Co., Ltd.               113,800   1,725,191       0.0%
    Daimaruenawin Co., Ltd.                 6,700      43,191       0.0%
    Dainichi Co., Ltd.                    260,400   1,707,630       0.0%
    Dainichiseika Color & Chemicals
      Manufacturing Co., Ltd.             371,000   2,005,205       0.0%
#   Daisan Bank, Ltd. (The)             1,358,000   2,239,293       0.0%
    Daishi Bank, Ltd. (The)             5,247,932  19,791,411       0.2%
#   Daishinku Corp.                       881,000   2,380,318       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
    Daiso Co., Ltd.                         7,000 $    24,483       0.0%
    Daito Bank, Ltd. (The)              3,607,000   5,154,295       0.1%
    Daiwa Industries, Ltd.                288,200   1,980,332       0.0%
    Daiwabo Holdings Co., Ltd.          3,260,000   5,434,699       0.1%
#   DC Co., Ltd.                          444,400   1,687,680       0.0%
    DCM Holdings Co., Ltd.              1,873,100  15,620,889       0.1%
    Denyo Co., Ltd.                       155,800   2,354,609       0.0%
#   DKS Co., Ltd.                       1,124,000   3,377,275       0.0%
    DMW Corp.                              57,300     826,253       0.0%
    Doutor Nichires Holdings Co., Ltd.     90,500   1,709,371       0.0%
    DSB Co, Ltd.                          115,200     850,217       0.0%
    Dunlop Sports Co., Ltd.                22,900     237,639       0.0%
    Dydo Drinco, Inc.                      39,900   1,650,679       0.0%
    Dynic Corp.                           186,000     283,233       0.0%
#   EDION Corp.                         2,588,400  18,892,385       0.2%
#   Ehime Bank, Ltd. (The)              2,719,000   5,756,345       0.1%
    Eidai Co., Ltd.                       419,000   1,590,066       0.0%
    Eighteenth Bank, Ltd. (The)         4,021,000  13,162,514       0.1%
    Eizo Corp.                            170,500   3,782,064       0.0%
    Emori Group Holdings Co., Ltd.         40,500     168,579       0.0%
#   Endo Lighting Corp.                   104,000   1,228,710       0.0%
    ESPEC Corp.                           497,000   5,388,923       0.1%
#   Excel Co., Ltd.                       166,400   1,900,196       0.0%
    Exedy Corp.                            13,300     326,641       0.0%
#   F-Tech, Inc.                          102,400   1,054,522       0.0%
    Faith, Inc.                            41,860     594,708       0.0%
#   FCC Co., Ltd.                          52,700     855,026       0.0%
*   Felissimo Corp.                           600       5,615       0.0%
#   Ferrotec Corp.                        838,300   4,870,153       0.1%
#   FIDEA Holdings Co., Ltd.            1,735,400   3,454,301       0.0%
#   Fields Corp.                           41,100     655,527       0.0%
    Fine Sinter Co., Ltd.                  84,000     242,157       0.0%
#*  First Baking Co., Ltd.                 82,000      84,780       0.0%
    Foster Electric Co., Ltd.             224,800   5,817,295       0.1%
#   Fuji Corp., Ltd.                       21,800     120,928       0.0%
    Fuji Kiko Co., Ltd.                    12,600      65,036       0.0%
*   Fuji Oil Co., Ltd.                    757,200   2,651,275       0.0%
    Fuji Soft, Inc.                        74,400   1,512,630       0.0%
    Fujicco Co., Ltd.                     314,600   5,312,382       0.1%
    Fujikura Kasei Co., Ltd.              339,600   1,582,242       0.0%
#   Fujikura Rubber, Ltd.                 130,200     798,771       0.0%
    Fujikura, Ltd.                      9,415,000  44,842,268       0.4%
#   Fujishoji Co., Ltd.                    56,000     720,635       0.0%
    Fujitsu Frontech, Ltd.                382,300   4,737,337       0.0%
    FuKoKu Co., Ltd.                      111,300   1,075,648       0.0%
    Fukuda Corp.                          487,000   3,137,220       0.0%
    Fukui Bank, Ltd. (The)              1,603,000   3,605,503       0.0%
    Fukushima Bank, Ltd. (The)          2,510,000   1,968,911       0.0%
#   Fukuyama Transporting Co., Ltd.     2,132,000  12,080,726       0.1%
    Furukawa Electric Co., Ltd.         7,786,000  14,270,905       0.1%
#   Furuno Electric Co., Ltd.             242,000   1,963,798       0.0%
    Furusato Industries, Ltd.             111,100   1,687,389       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
    Fuso Pharmaceutical Industries,
      Ltd.                                 64,000 $   166,634       0.0%
    Futaba Corp.                          768,000  12,792,634       0.1%
*   Futaba Industrial Co., Ltd.           633,900   3,185,278       0.0%
    G-Tekt Corp.                          299,600   2,881,848       0.0%
    Gakken Holdings Co., Ltd.             831,000   1,755,874       0.0%
    Gecoss Corp.                          314,200   3,851,847       0.0%
#   Geo Holdings Corp.                    266,200   2,891,367       0.0%
#   Godo Steel, Ltd.                    3,644,000   5,899,802       0.1%
    Goldcrest Co., Ltd.                   314,850   6,188,125       0.1%
*   Gourmet Kineya Co., Ltd.               53,000     421,738       0.0%
    Grandy House Corp.                     12,800      35,538       0.0%
#   GSI Creos Corp.                     1,146,000   1,309,218       0.0%
    Gun-Ei Chemical Industry Co., Ltd.  1,254,000   3,547,090       0.0%
    Gunze, Ltd.                         5,425,000  14,586,383       0.1%
#   H-One Co., Ltd.                       145,500     895,388       0.0%
    H2O Retailing Corp.                   819,739  14,749,341       0.1%
#   Hagihara Industries, Inc.              54,100     922,672       0.0%
    Hakuto Co., Ltd.                      373,700   4,540,945       0.0%
    Hamakyorex Co., Ltd.                    6,700     249,750       0.0%
    Hanwa Co., Ltd.                     3,218,000  13,303,451       0.1%
    Happinet Corp.                         14,900     171,790       0.0%
    Harima Chemicals Group, Inc.          388,700   1,559,149       0.0%
#   Haruyama Trading Co., Ltd.            272,200   1,796,059       0.0%
    Heiwa Real Estate Co., Ltd.           660,500   8,964,113       0.1%
    Heiwado Co., Ltd.                     323,024   7,757,229       0.1%
    HI-LEX Corp.                            5,700     182,431       0.0%
    Hibiya Engineering, Ltd.              673,900   8,941,874       0.1%
    Higashi-Nippon Bank, Ltd. (The)     3,270,000  11,560,956       0.1%
    Higo Bank, Ltd. (The)               3,151,000  20,252,378       0.2%
    Hisaka Works, Ltd.                     81,600     748,696       0.0%
    Hitachi Transport System, Ltd.          3,000      48,382       0.0%
    Hitachi Zosen Corp.                   429,219   2,366,246       0.0%
#   Hodogaya Chemical Co., Ltd.         1,078,000   1,801,209       0.0%
#   Hokkaido Coca-Cola Bottling Co.,
      Ltd.                                454,000   2,351,226       0.0%
    Hokkan Holdings, Ltd.                 990,000   2,309,141       0.0%
    Hokko Chemical Industry Co., Ltd.     443,000   1,623,144       0.0%
    Hokkoku Bank, Ltd. (The)            5,057,159  18,318,365       0.2%
    Hokuetsu Bank, Ltd. (The)           3,776,000   7,584,549       0.1%
#   Hokuetsu Kishu Paper Co., Ltd.      3,670,674  19,966,986       0.2%
#   Hokuriku Electrical Construction
      Co., Ltd.                            64,000     454,415       0.0%
    Honeys Co., Ltd.                       89,800     810,598       0.0%
#   Hoosiers Holdings                     404,600   1,947,503       0.0%
    Hosiden Corp.                       1,386,700   8,112,505       0.1%
    Hosokawa Micron Corp.                  65,000     338,421       0.0%
    Howa Machinery, Ltd.                   60,600     374,006       0.0%
#   Hurxley Corp.                          18,600     161,735       0.0%
    Hyakugo Bank, Ltd. (The)            4,297,855  21,127,935       0.2%
    Hyakujushi Bank, Ltd. (The)         3,404,000  11,685,115       0.1%
    Ichikawa Co., Ltd.                    200,000     495,303       0.0%
#   Ichikoh Industries, Ltd.              126,000     287,249       0.0%
    Ihara Chemical Industry Co., Ltd.     762,300   9,942,899       0.1%
*   IJT Technology Holdings Co., Ltd.     204,260     915,954       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
#   Ikegami Tsushinki Co., Ltd.           496,000 $   764,700       0.0%
    Imagica Robot Holdings, Inc.           72,600     420,304       0.0%
#   Imasen Electric Industrial            261,299   3,238,723       0.0%
#   Inaba Seisakusho Co., Ltd.            105,800   1,260,211       0.0%
    Inabata & Co., Ltd.                 1,307,400  13,753,659       0.1%
    Ines Corp.                          1,130,800  10,728,297       0.1%
    Information Services
      International-Dentsu, Ltd.           78,700     812,631       0.0%
    Innotech Corp.                        226,200     936,718       0.0%
#   Inui Global Logistics Co., Ltd.       229,885   1,925,146       0.0%
    Ise Chemical Corp.                     24,000     144,980       0.0%
#   Iseki & Co., Ltd.                   1,473,000   3,046,187       0.0%
*   Ishihara Sangyo Kaisha, Ltd.        3,796,000   3,767,019       0.0%
#*  Ishizuka Glass Co., Ltd.              652,000   1,458,368       0.0%
    IT Holdings Corp.                     613,100  12,073,108       0.1%
    Itochu Enex Co., Ltd.                 936,800   8,459,531       0.1%
    Itochu-Shokuhin Co., Ltd.              19,500     686,758       0.0%
    Itoham Foods, Inc.                  1,487,369   8,034,723       0.1%
    Itoki Corp.                           839,547   4,974,221       0.1%
    IwaiCosmo Holdings, Inc.              248,500   3,333,129       0.0%
    Iwaki & Co., Ltd.                     799,000   1,621,860       0.0%
    Iwasaki Electric Co., Ltd.          1,423,000   3,285,699       0.0%
#*  Iwatsu Electric Co., Ltd.           2,195,000   1,750,938       0.0%
*   Izutsuya Co., Ltd.                    628,000     336,073       0.0%
    J-Oil Mills, Inc.                   1,771,000   5,987,896       0.1%
    Japan Digital Laboratory Co., Ltd.    581,400   8,854,400       0.1%
#   Japan Foundation Engineering Co.,
      Ltd.                                509,900   1,859,613       0.0%
#   Japan Medical Dynamic Marketing,
      Inc.                                373,800   1,660,083       0.0%
    Japan Oil Transportation Co., Ltd.    561,000   1,163,440       0.0%
    Japan Pulp & Paper Co., Ltd.        1,508,000   4,137,184       0.0%
    Japan Transcity Corp.                 988,000   3,198,473       0.0%
    Japan Vilene Co., Ltd.                157,000     788,857       0.0%
    Japan Wool Textile Co., Ltd. (The)     56,000     420,950       0.0%
#   Jimoto Holdings, Inc.                 265,300     504,414       0.0%
    JK Holdings Co., Ltd.                  82,500     412,080       0.0%
#   JMS Co., Ltd.                         759,000   1,878,314       0.0%
    Joshin Denki Co., Ltd.                 23,000     184,512       0.0%
    JSP Corp.                               6,800     128,820       0.0%
    Juroku Bank, Ltd. (The)             4,320,000  17,198,471       0.1%
    JVC Kenwood Corp.                   3,339,000  10,142,068       0.1%
#   K&O Energy Group, Inc.                292,600   3,668,558       0.0%
    Kaga Electronics Co., Ltd.            331,600   4,006,818       0.0%
    Kagoshima Bank, Ltd. (The)          2,851,500  20,525,063       0.2%
    Kamei Corp.                           792,900   5,812,457       0.1%
    Kanaden Corp.                         463,000   3,332,021       0.0%
#   Kandenko Co., Ltd.                  1,997,000  12,669,709       0.1%
    Kanematsu Corp.                       898,000   1,411,004       0.0%
    Kansai Urban Banking Corp.             18,400     201,201       0.0%
#   Katakura Chikkarin Co., Ltd.          243,000     606,615       0.0%
#   Katakura Industries Co., Ltd.          68,600     739,984       0.0%
    Kato Sangyo Co., Ltd.                  25,200     533,391       0.0%
    Kato Works Co., Ltd.                1,420,872   9,100,686       0.1%
    KAWADA TECHNOLOGIES, Inc.              63,300   1,975,137       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
#   Kawasaki Kasei Chemicals, Ltd.        295,000 $   385,188       0.0%
    Kawasumi Laboratories, Inc.           291,600   2,228,902       0.0%
    Keihanshin Building Co., Ltd.         504,800   2,980,999       0.0%
    Keihin Co., Ltd.                      286,000     462,739       0.0%
    Keihin Corp.                          667,600  10,935,016       0.1%
    Keiyo Bank, Ltd. (The)              2,354,000  13,934,177       0.1%
#   Keiyo Co., Ltd.                        77,700     362,502       0.0%
*   KI Holdings Co., Ltd.                  91,000     448,876       0.0%
#   Kimoto Co., Ltd.                      244,300     602,317       0.0%
    Kimura Unity Co., Ltd.                  3,300      29,421       0.0%
#*  Kinki Sharyo Co., Ltd. (The)          343,000   1,073,663       0.0%
    Kita-Nippon Bank, Ltd. (The)          178,300   4,889,427       0.1%
    Kitagawa Iron Works Co., Ltd.       1,532,000   3,229,168       0.0%
    Kitano Construction Corp.             722,000   2,165,275       0.0%
    Kitz Corp.                            205,200   1,040,673       0.0%
    Kiyo Bank, Ltd. (The)                  77,300   1,108,440       0.0%
    Koa Corp.                             397,189   4,068,586       0.0%
    Koatsu Gas Kogyo Co., Ltd.             42,000     218,632       0.0%
#   Kohnan Shoji Co., Ltd.                936,800  10,448,910       0.1%
    Koike Sanso Kogyo Co., Ltd.             8,000      23,633       0.0%
    Kojima Co., Ltd.                      747,800   2,033,625       0.0%
    Kokuyo Co., Ltd.                    2,125,011  19,411,151       0.2%
#   KOMAIHALTEC, Inc.                     988,000   2,090,569       0.0%
    Komatsu Seiren Co., Ltd.              739,300   3,343,055       0.0%
    Komatsu Wall Industry Co., Ltd.       143,200   3,069,402       0.0%
    Komori Corp.                        1,402,400  17,464,192       0.1%
    Konaka Co., Ltd.                      539,049   3,237,803       0.0%
    Konishi Co., Ltd.                     248,300   4,353,258       0.0%
    Konoike Transport Co., Ltd.            66,900     715,338       0.0%
    Kosaido Co., Ltd.                       4,800      28,731       0.0%
    Krosaki Harima Corp.                1,007,000   2,143,361       0.0%
    KRS Corp.                             174,200   2,480,472       0.0%
#   KU Holdings Co., Ltd.                 354,800   2,067,174       0.0%
    Kumiai Chemical Industry Co., Ltd.    156,519   1,382,133       0.0%
    Kurabo Industries, Ltd.             6,077,000  10,649,244       0.1%
#   Kureha Corp.                        1,288,000   5,894,684       0.1%
    Kurimoto, Ltd.                      1,754,000   3,368,913       0.0%
    Kuroda Electric Co., Ltd.             143,000   2,570,689       0.0%
    KYB Co., Ltd.                       2,685,000  10,194,653       0.1%
#   Kyodo Printing Co., Ltd.            2,078,000   6,451,479       0.1%
    Kyoei Sangyo Co., Ltd.                316,000     536,241       0.0%
#   Kyoei Steel, Ltd.                     480,600   7,872,299       0.1%
    Kyokuto Boeki Kaisha, Ltd.            446,000     810,226       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.      909,050  10,111,965       0.1%
    Kyosan Electric Manufacturing Co.,
      Ltd.                                570,000   1,801,310       0.0%
    Kyowa Leather Cloth Co., Ltd.         365,400   2,542,587       0.0%
    Kyudenko Corp.                      1,125,000  14,959,085       0.1%
#   Land Business Co., Ltd.                11,100      37,247       0.0%
    LEC, Inc.                             152,200   1,859,389       0.0%
#   Lonseal Corp.                         306,000     454,278       0.0%
    Look, Inc.                            810,000   1,567,221       0.0%
*   Macnica Fuji Electronics Holdings,
      Inc.                                661,250   8,146,556       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
#   Maeda Corp.                         3,865,000 $28,117,395       0.2%
    Maeda Road Construction Co., Ltd.     734,000  12,096,758       0.1%
    Maezawa Industries, Inc.              202,800     645,315       0.0%
    Maezawa Kasei Industries Co., Ltd.    220,500   2,241,392       0.0%
    Maezawa Kyuso Industries Co., Ltd.    148,100   1,877,624       0.0%
    Mars Engineering Corp.                  2,100      37,183       0.0%
    Marubun Corp.                         448,900   2,913,649       0.0%
    Marudai Food Co., Ltd.              3,270,000  11,770,329       0.1%
#*  Maruei Department Store Co., Ltd.     204,400     230,149       0.0%
#   Marufuji Sheet Piling Co., Ltd.        15,000      43,307       0.0%
    Maruka Machinery Co., Ltd.             27,800     480,192       0.0%
    Maruwa Co., Ltd.                       42,900     972,052       0.0%
    Maruyama Manufacturing Co., Inc.      180,000     355,741       0.0%
    Maruzen Co., Ltd.                      20,000     173,431       0.0%
    Maruzen Showa Unyu Co., Ltd.        1,462,000   5,027,241       0.1%
    Matsuda Sangyo Co., Ltd.               57,500     738,586       0.0%
    Matsui Construction Co., Ltd.         441,700   2,482,702       0.0%
#   Maxvalu Tokai Co., Ltd.                82,600   1,188,305       0.0%
    Megmilk Snow Brand Co., Ltd.          420,600   5,043,504       0.1%
#   Meiko Electronics Co., Ltd.           199,100     656,270       0.0%
#   Meito Transportation Co., Ltd.            300       1,847       0.0%
    Meiwa Corp.                           325,000   1,176,073       0.0%
#   Meiwa Estate Co., Ltd.                386,200   1,548,536       0.0%
    Melco Holdings, Inc.                   53,100   1,095,481       0.0%
    Mesco, Inc.                            22,000     159,189       0.0%
#   Michinoku Bank, Ltd. (The)          2,980,000   5,320,022       0.1%
    Mie Bank, Ltd. (The)                1,188,000   2,742,479       0.0%
    Mikuni Corp.                          279,600   1,462,522       0.0%
    Mimasu Semiconductor Industry Co.,
      Ltd.                                393,900   4,513,519       0.0%
    Minato Bank, Ltd. (The)             1,572,000   3,868,341       0.0%
#   Ministop Co., Ltd.                    214,900   3,186,365       0.0%
    Mirait Holdings Corp.                 789,240   8,918,963       0.1%
    Mitani Corp.                           63,100   1,360,415       0.0%
#   Mito Securities Co., Ltd.             735,300   2,759,842       0.0%
    Mitsuba Corp.                         145,500   3,066,687       0.0%
*   Mitsubishi Paper Mills, Ltd.        5,377,000   4,126,725       0.0%
    Mitsubishi Steel Manufacturing
      Co., Ltd.                         3,043,000   6,894,216       0.1%
#   Mitsui Engineering & Shipbuilding
      Co., Ltd.                         9,885,000  17,750,440       0.1%
    Mitsui High-Tec, Inc.                 682,900   5,138,285       0.1%
    Mitsui Home Co., Ltd.                  56,000     243,709       0.0%
    Mitsui Matsushima Co., Ltd.         2,117,000   2,296,888       0.0%
    Mitsui Mining & Smelting Co., Ltd.  4,880,000  11,594,711       0.1%
    Mitsui Sugar Co., Ltd.                368,000   1,326,147       0.0%
    Mitsui-Soko Holdings Co., Ltd.      1,314,000   4,604,177       0.0%
    Mitsumi Electric Co., Ltd.          1,643,100  12,306,395       0.1%
    Mitsumura Printing Co., Ltd.          111,000     248,811       0.0%
#   Mitsuuroko Group Holdings Co., Ltd.   777,600   3,733,530       0.0%
    Miyazaki Bank, Ltd. (The)           3,727,260  14,818,286       0.1%
    Miyoshi Oil & Fat Co., Ltd.         1,116,000   1,340,990       0.0%
    Mizuno Corp.                          750,395   3,904,361       0.0%
    Morinaga Milk Industry Co., Ltd.    2,585,000   9,578,900       0.1%
    Morozoff, Ltd.                        101,000     324,689       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
    Mory Industries, Inc.                 654,000 $ 2,270,269       0.0%
    Mr Max Corp.                          618,900   1,462,389       0.0%
    Murakami Corp.                         21,000     367,869       0.0%
    Musashino Bank, Ltd. (The)            585,900  21,212,747       0.2%
    Mutoh Holdings Co., Ltd.               11,000      40,013       0.0%
    Nafco Co., Ltd.                        27,200     393,360       0.0%
#   Nagano Bank, Ltd. (The)             1,749,000   2,940,774       0.0%
    Nagase & Co., Ltd.                    433,400   5,727,837       0.1%
    Nakabayashi Co., Ltd.                 946,000   1,764,948       0.0%
#*  Nakayama Steel Works, Ltd.          1,710,000   1,340,636       0.0%
    Namura Shipbuilding Co., Ltd.         377,052   3,449,555       0.0%
#   Nanto Bank, Ltd. (The)              1,802,000   6,514,194       0.1%
    Narasaki Sangyo Co., Ltd.              82,000     204,001       0.0%
    NDS Co., Ltd.                         855,000   2,149,516       0.0%
#   NEC Capital Solutions, Ltd.           184,500   2,866,467       0.0%
    Neturen Co., Ltd.                     646,400   4,812,354       0.0%
#*  New Japan Chemical Co., Ltd.            6,100      11,544       0.0%
    Nice Holdings, Inc.                 1,657,000   2,674,351       0.0%
    Nichia Steel Works, Ltd.              855,600   2,435,021       0.0%
    Nichiban Co., Ltd.                    614,000   2,399,519       0.0%
    Nichicon Corp.                      1,008,300   9,301,980       0.1%
    Nichiden Corp.                          7,700     174,297       0.0%
    Nichiha Corp.                         238,600   2,646,905       0.0%
    Nichimo Co., Ltd.                     810,000   1,327,654       0.0%
    Nichireki Co., Ltd.                   554,000   4,940,809       0.1%
#   Nihon Dempa Kogyo Co., Ltd.           310,900   2,570,672       0.0%
#   Nihon Eslead Corp.                    114,000   1,141,719       0.0%
    Nihon Kagaku Sangyo Co., Ltd.          21,000     141,072       0.0%
#   Nihon Plast Co., Ltd.                   3,100      25,850       0.0%
    Nihon Tokushu Toryo Co., Ltd.         134,500     914,101       0.0%
    Nihon Yamamura Glass Co., Ltd.      2,354,000   3,466,284       0.0%
    Nikko Co., Ltd.                       599,000   2,474,048       0.0%
    Nippo Corp.                           710,000  11,874,071       0.1%
    Nippon Beet Sugar Manufacturing
      Co., Ltd.                         3,202,000   5,300,073       0.1%
    Nippon Carbide Industries Co., Inc.   142,000     276,540       0.0%
#   Nippon Carbon Co., Ltd.             1,775,000   5,494,768       0.1%
*   Nippon Chemi-Con Corp.              3,648,000  10,999,867       0.1%
#   Nippon Chemical Industrial Co.,
      Ltd.                              2,459,000   5,444,500       0.1%
#   Nippon Chutetsukan K.K.               468,000     880,096       0.0%
    Nippon Coke & Engineering Co., Ltd. 1,075,200   1,047,646       0.0%
#   Nippon Concrete Industries Co.,
      Ltd.                              1,009,100   4,087,052       0.0%
    Nippon Denko Co., Ltd.              2,459,560   6,026,824       0.1%
    Nippon Densetsu Kogyo Co., Ltd.       305,300   5,126,699       0.1%
    Nippon Felt Co., Ltd.                  73,100     321,653       0.0%
    Nippon Fine Chemical Co., Ltd.        214,700   1,739,942       0.0%
    Nippon Flour Mills Co., Ltd.        1,846,000   9,108,591       0.1%
    Nippon Hume Corp.                     566,700   3,898,522       0.0%
#*  Nippon Kinzoku Co., Ltd.            1,025,000   1,231,808       0.0%
#   Nippon Kodoshi Corp.                    6,600      74,564       0.0%
    Nippon Koei Co., Ltd.               1,425,000   5,990,726       0.1%
    Nippon Konpo Unyu Soko Co., Ltd.    1,265,300  22,296,093       0.2%
#   Nippon Koshuha Steel Co., Ltd.        192,000     189,025       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
JAPAN -- (Continued)
    Nippon Light Metal Holdings Co.,
      Ltd.                               9,461,200 $14,656,813       0.1%
    Nippon Paper Industries Co., Ltd.       79,900   1,393,302       0.0%
    Nippon Pillar Packing Co., Ltd.        344,800   3,054,473       0.0%
    Nippon Piston Ring Co., Ltd.         1,960,000   4,007,210       0.0%
#   Nippon Rietec Co., Ltd.                 47,000     332,868       0.0%
    Nippon Road Co., Ltd. (The)          2,206,000  11,902,533       0.1%
    Nippon Seiki Co., Ltd.                  38,000     764,016       0.0%
    Nippon Seisen Co., Ltd.                212,000   1,096,628       0.0%
#   Nippon Sharyo, Ltd.                    527,000   1,519,419       0.0%
#*  Nippon Sheet Glass Co., Ltd.        21,782,000  22,065,690       0.2%
    Nippon Soda Co., Ltd.                2,114,000  13,207,250       0.1%
    Nippon Steel & Sumikin Bussan Corp.  2,375,800   8,093,003       0.1%
    Nippon Steel & Sumikin Texeng Co.,
      Ltd.                                 851,000   4,593,519       0.0%
    Nippon Synthetic Chemical Industry
      Co., Ltd. (The)                      286,000   2,001,571       0.0%
#   Nippon Systemware Co., Ltd.            193,300   1,370,294       0.0%
    Nippon Thompson Co., Ltd.            1,010,000   5,754,226       0.1%
    Nippon Tungsten Co., Ltd.              172,000     270,964       0.0%
#*  Nippon Yakin Kogyo Co., Ltd.         4,615,100   9,213,075       0.1%
    Nishikawa Rubber Co., Ltd.               4,800      77,985       0.0%
    Nishimatsu Construction Co., Ltd.    6,388,073  23,527,223       0.2%
    Nissan Tokyo Sales Holdings Co.,
      Ltd.                                  26,900      77,014       0.0%
    Nissei Plastic Industrial Co., Ltd.    169,600   1,782,223       0.0%
#   Nisshin Fudosan Co.                  1,007,000   3,941,772       0.0%
    Nisshin Oillio Group, Ltd. (The)     2,691,000   9,896,323       0.1%
    Nisshin Steel Co., Ltd.              1,581,900  21,083,325       0.2%
    Nisshinbo Holdings, Inc.             1,325,000  13,724,330       0.1%
    Nissin Corp.                           857,000   2,296,365       0.0%
    Nissin Electric Co., Ltd.              137,000     897,352       0.0%
    Nissin Sugar Co., Ltd.                 123,700   2,727,710       0.0%
#   Nissui Pharmaceutical Co., Ltd.        175,800   2,064,124       0.0%
    Nittan Valve Co., Ltd.                 173,100     491,274       0.0%
    Nittetsu Mining Co., Ltd.            2,009,000   7,976,489       0.1%
#   Nitto FC Co., Ltd.                     233,900   1,579,034       0.0%
    Nitto Fuji Flour Milling Co., Ltd.     360,000   1,015,556       0.0%
    Nitto Seiko Co., Ltd.                  280,000     918,547       0.0%
    NJS Co., Ltd.                            1,800      23,875       0.0%
    Nohmi Bosai, Ltd.                      111,600   1,402,261       0.0%
    Nojima Corp.                           105,500   2,060,749       0.0%
    Noritake Co., Ltd.                   1,012,000   2,389,798       0.0%
    Noritsu Koki Co., Ltd.                 500,700   2,855,336       0.0%
    Noritz Corp.                           127,600   2,184,471       0.0%
    North Pacific Bank, Ltd.             4,510,000  17,810,400       0.2%
#   NS United Kaiun Kaisha, Ltd.         2,369,000   5,682,578       0.1%
    Obayashi Road Corp.                    794,000   4,991,062       0.1%
    Oenon Holdings, Inc.                   195,000     365,209       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)      5,195,000  17,509,890       0.1%
#   Ohara, Inc.                             91,600     469,053       0.0%
    Ohashi Technica, Inc.                    4,000      52,263       0.0%
    OIE Sangyo Co., Ltd.                     6,213      47,522       0.0%
#   Oita Bank, Ltd. (The)                3,988,000  15,597,674       0.1%
    Okamoto Industries, Inc.                22,000      86,046       0.0%
    Okamoto Machine Tool Works, Ltd.        52,000      67,284       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
    Okamura Corp.                          13,800 $   107,571       0.0%
#   OKK Corp.                           1,777,000   2,378,000       0.0%
    Okumura Corp.                       2,372,000  11,362,142       0.1%
    Okura Industrial Co., Ltd.          1,133,000   3,490,183       0.0%
    Okuwa Co., Ltd.                       226,000   1,859,983       0.0%
    Olympic Group Corp.                   362,900   2,442,521       0.0%
    ONO Sokki Co., Ltd.                    45,500     387,528       0.0%
#   Onoken Co., Ltd.                      359,100   3,214,480       0.0%
#   Onward Holdings Co., Ltd.           1,630,000  10,962,365       0.1%
    Organo Corp.                          244,000   1,089,374       0.0%
#   Origin Electric Co., Ltd.             272,000   1,152,453       0.0%
    Osaka Organic Chemical Industry,
      Ltd.                                137,000     611,115       0.0%
    Osaka Steel Co., Ltd.                 555,100  10,245,155       0.1%
#   Osaki Electric Co., Ltd.              459,000   3,172,124       0.0%
#   Otsuka Kagu, Ltd.                      47,000     648,502       0.0%
    OUG Holdings, Inc.                     28,000      56,712       0.0%
    Oyo Corp.                             404,400   5,316,284       0.1%
    Pacific Industrial Co., Ltd.        1,181,100   9,765,705       0.1%
#*  Pacific Metals Co., Ltd.            1,209,000   3,677,044       0.0%
    Paltac Corp.                          522,200   7,481,925       0.1%
#   Parco Co., Ltd.                       257,500   2,439,653       0.0%
    Piolax, Inc.                          272,800  12,086,735       0.1%
#   Press Kogyo Co., Ltd.               1,690,300   7,492,436       0.1%
#   Rengo Co., Ltd.                     3,411,000  14,913,286       0.1%
#*  Renown, Inc.                        1,211,660   2,097,505       0.0%
    Rheon Automatic Machinery Co., Ltd.   304,300   1,459,525       0.0%
    Rhythm Watch Co., Ltd.              2,889,000   4,017,438       0.0%
    Riberesute Corp.                        9,800      73,930       0.0%
#   Ricoh Leasing Co., Ltd.               305,800   8,864,696       0.1%
    Right On Co., Ltd.                    254,300   1,973,476       0.0%
    Riken Corp.                           422,000   1,640,956       0.0%
    Riken Keiki Co., Ltd.                 154,700   1,813,874       0.0%
#   Riken Technos Corp.                   944,200   3,443,378       0.0%
#   Riken Vitamin Co., Ltd.                 3,300     117,366       0.0%
    Riso Kagaku Corp.                     486,264   8,048,707       0.1%
#   Round One Corp.                     1,690,500   8,957,314       0.1%
    Ryobi, Ltd.                         2,369,000   7,735,190       0.1%
    Ryoden Trading Co., Ltd.              858,000   6,165,295       0.1%
    Ryosan Co., Ltd.                      688,800  16,403,729       0.1%
    Ryoyo Electro Corp.                   725,000   8,411,481       0.1%
    Sakai Chemical Industry Co., Ltd.   2,580,000   8,514,689       0.1%
    Sakai Heavy Industries, Ltd.          590,000   1,432,654       0.0%
    Sakai Moving Service Co., Ltd.          1,700      54,572       0.0%
    Sakai Ovex Co., Ltd.                   97,000     161,614       0.0%
    Sakata Seed Corp.                      20,900     362,399       0.0%
    Sala Corp.                            236,000   1,179,771       0.0%
#   SAMTY Co., Ltd.                       108,200     820,399       0.0%
    San Holdings, Inc.                     76,500   1,123,890       0.0%
    San-Ai Oil Co., Ltd.                1,298,000   8,621,374       0.1%
    San-In Godo Bank, Ltd. (The)        4,454,900  42,632,561       0.3%
    Sanei Architecture Planning Co.,
      Ltd.                                 11,100      88,309       0.0%
    Sangetsu Co., Ltd.                     47,800     735,411       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
    Sanki Engineering Co., Ltd.         1,521,600 $12,152,165       0.1%
    Sankyo Seiko Co., Ltd.                494,900   2,144,677       0.0%
    Sankyo Tateyama, Inc.                 161,100   3,011,016       0.0%
    Sanoh Industrial Co., Ltd.            360,400   2,642,439       0.0%
#   Sanoyas Holdings Corp.                 50,700     116,745       0.0%
    Sansha Electric Manufacturing Co.,
      Ltd.                                 57,800     373,209       0.0%
    Sanshin Electronics Co., Ltd.         675,000   5,557,545       0.1%
    Sanyo Chemical Industries, Ltd.       500,000   3,896,260       0.0%
    Sanyo Engineering & Construction,
      Inc.                                185,000     783,008       0.0%
#   Sanyo Industries, Ltd.                688,000   1,227,813       0.0%
    Sanyo Shokai, Ltd.                  2,032,628   5,309,717       0.1%
    Sanyo Special Steel Co., Ltd.       2,290,000  11,081,943       0.1%
    Sato Shoji Corp.                      174,500   1,203,964       0.0%
    Satori Electric Co., Ltd.             254,760   1,777,696       0.0%
#   Sawada Holdings Co., Ltd.              33,400     254,991       0.0%
#   Saxa Holdings, Inc.                 1,495,000   2,732,048       0.0%
#   SBS Holdings, Inc.                    142,600   1,124,940       0.0%
#   Scroll Corp.                          665,700   1,539,560       0.0%
    SEC Carbon, Ltd.                        1,000       2,878       0.0%
    Seibu Electric Industry Co., Ltd.     320,000   1,218,397       0.0%
    Seika Corp.                           317,000     880,776       0.0%
    Seino Holdings Co., Ltd.            1,898,819  21,796,356       0.2%
    Seiren Co., Ltd.                        1,600      13,950       0.0%
    Sekisui Jushi Corp.                   503,200   6,689,223       0.1%
    Sekisui Plastics Co., Ltd.          1,417,000   5,809,420       0.1%
#   Senko Co., Ltd.                       827,680   5,226,066       0.1%
#   Senshu Electric Co., Ltd.              66,400   1,003,619       0.0%
    Senshu Ikeda Holdings, Inc.         1,324,500   5,878,495       0.1%
#   Senshukai Co., Ltd.                   410,500   2,961,598       0.0%
    Shibaura Electronics Co., Ltd.          6,100     104,556       0.0%
#   Shibaura Mechatronics Corp.           189,000     464,649       0.0%
    Shibusawa Warehouse Co., Ltd. (The)   253,000     751,918       0.0%
    Shibuya Kogyo Co., Ltd.                22,900     470,653       0.0%
    Shidax Corp.                           38,200     171,828       0.0%
    Shiga Bank, Ltd. (The)                720,000   3,787,793       0.0%
#   Shikibo, Ltd.                       3,322,000   3,411,100       0.0%
    Shikoku Bank, Ltd. (The)            2,303,000   4,918,923       0.1%
    Shima Seiki Manufacturing, Ltd.        58,200   1,004,906       0.0%
    Shimachu Co., Ltd.                  1,128,400  29,206,158       0.2%
    Shimane Bank, Ltd. (The)                9,800     127,267       0.0%
    Shimizu Bank, Ltd. (The)              191,800   5,093,795       0.1%
    Shin Nippon Air Technologies Co.,
      Ltd.                                344,620   2,900,886       0.0%
    Shin-Etsu Polymer Co., Ltd.           650,800   3,178,596       0.0%
    Shinagawa Refractories Co., Ltd.    1,260,000   3,368,583       0.0%
#*  Shinkawa, Ltd.                        180,300   1,174,894       0.0%
#   Shinko Electric Industries Co.,
      Ltd.                              1,149,000   9,181,807       0.1%
    Shinko Shoji Co., Ltd.                547,300   5,593,436       0.1%
    Shinko Wire Co., Ltd.                 529,000     755,010       0.0%
    Shinmaywa Industries, Ltd.          2,699,000  28,058,355       0.2%
#   Shinnihon Corp.                       726,100   2,715,399       0.0%
    Shinsho Corp.                         649,000   1,420,620       0.0%
    Shiroki Corp.                         662,000   2,190,752       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
    Shizuoka Gas Co., Ltd.                119,800 $   777,138       0.0%
    Shobunsha Publications, Inc.           85,400     631,245       0.0%
#   Shoei Foods Corp.                     184,100   1,595,043       0.0%
#   Shofu, Inc.                             3,500      40,258       0.0%
    Showa Corp.                           460,700   4,867,197       0.0%
    Sinanen Co., Ltd.                     936,000   3,699,835       0.0%
    Sintokogio, Ltd.                      887,062   7,430,234       0.1%
    SKY Perfect JSAT Holdings, Inc.       106,400     666,452       0.0%
    SNT Corp.                             618,900   2,886,949       0.0%
    Soda Nikka Co., Ltd.                  319,000   1,465,911       0.0%
    Sodick Co., Ltd.                      283,200   2,943,676       0.0%
#   Soft99 Corp.                           52,300     350,819       0.0%
    SPK Corp.                               5,218     102,829       0.0%
    Starzen Co., Ltd.                      15,000      48,956       0.0%
    Stella Chemifa Corp.                   75,200     838,838       0.0%
    Subaru Enterprise Co., Ltd.           241,000     877,039       0.0%
    Sugimoto & Co., Ltd.                  105,100   1,164,428       0.0%
    Sumida Corp.                           69,500     461,483       0.0%
    Suminoe Textile Co., Ltd.           1,537,000   4,021,001       0.0%
    Sumitomo Bakelite Co., Ltd.         2,986,000  13,613,016       0.1%
    Sumitomo Densetsu Co., Ltd.           178,900   2,159,136       0.0%
    Sumitomo Forestry Co., Ltd.            23,300     270,075       0.0%
    Sumitomo Osaka Cement Co., Ltd.       236,000     768,641       0.0%
    Sumitomo Precision Products Co.,
      Ltd.                                727,000   2,878,660       0.0%
    Sumitomo Riko Co, Ltd.                671,600   5,809,530       0.1%
    Sumitomo Seika Chemicals Co., Ltd.     56,000     420,661       0.0%
    Sumitomo Warehouse Co., Ltd. (The)  1,992,000  11,239,115       0.1%
    Sun-Wa Technos Corp.                   75,300     733,740       0.0%
    Suncall Corp.                           9,000      48,724       0.0%
#*  SWCC Showa Holdings Co., Ltd.       6,320,000   5,010,499       0.1%
    T RAD Co., Ltd.                     1,055,000   2,273,049       0.0%
#   T&K Toka Co., Ltd.                     37,600     767,406       0.0%
    Tachi-S Co., Ltd.                       1,500      23,077       0.0%
    Tachibana Eletech Co., Ltd.           345,120   4,178,394       0.0%
#   Tachikawa Corp.                       183,400   1,122,808       0.0%
    Taihei Dengyo Kaisha, Ltd.            805,000   6,790,954       0.1%
#   Taiheiyo Kouhatsu, Inc.             2,105,000   1,668,811       0.0%
    Taiho Kogyo Co., Ltd.                 506,200   6,532,040       0.1%
    Taiko Bank, Ltd. (The)                216,000     427,876       0.0%
    Takachiho Koheki Co., Ltd.                400       3,472       0.0%
    Takagi Securities Co., Ltd.           440,000     946,796       0.0%
    Takamatsu Construction Group Co.,
      Ltd.                                 23,000     533,484       0.0%
    Takano Co., Ltd.                      277,900   1,493,411       0.0%
#   Takaoka Toko Co., Ltd.                 15,744     205,029       0.0%
    Takara Standard Co., Ltd.             902,105   7,339,178       0.1%
    Takasago International Corp.          204,000     941,863       0.0%
    Takasago Thermal Engineering Co.,
      Ltd.                                409,400   5,309,856       0.1%
#   Takata Corp.                          233,300   2,884,410       0.0%
    Take And Give Needs Co., Ltd.         236,290   1,932,106       0.0%
#   Takigami Steel Construction Co.,
      Ltd. (The)                          189,000     950,911       0.0%
    Takihyo Co., Ltd.                      15,000      59,335       0.0%
    Takiron Co., Ltd.                   1,129,000   5,246,837       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
    Tamura Corp.                        1,163,948 $ 4,949,043       0.1%
#   Tayca Corp.                           840,000   3,204,943       0.0%
    TBK Co., Ltd.                         599,000   3,240,139       0.0%
    TECHNO ASSOCIE Co., Ltd.              167,400   1,727,742       0.0%
#   Techno Ryowa, Ltd.                    225,570   1,326,446       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.       760,000   1,549,055       0.0%
#   Tekken Corp.                          468,000   1,569,317       0.0%
*   Ten Allied Co., Ltd.                   98,100     309,015       0.0%
    Tenma Corp.                           558,800   9,041,650       0.1%
    Teraoka Seisakusho Co., Ltd.          151,600     690,516       0.0%
    Tigers Polymer Corp.                  303,400   2,053,407       0.0%
    Toa Corp.                           5,823,000  10,195,144       0.1%
#   Toa Oil Co., Ltd.                   1,088,000   1,369,489       0.0%
    TOA ROAD Corp.                      1,015,000   3,634,265       0.0%
    Toabo Corp.                         1,528,000     954,237       0.0%
    Toagosei Co., Ltd.                  1,526,000   6,772,145       0.1%
    Tochigi Bank, Ltd. (The)            2,893,000  15,540,606       0.1%
    Toda Corp.                          4,149,000  17,100,331       0.1%
#   Toda Kogyo Corp.                      207,000     727,538       0.0%
    Toei Co., Ltd.                        892,000   6,574,388       0.1%
    Toenec Corp.                        1,080,000   5,352,750       0.1%
    Toho Bank, Ltd. (The)               4,678,000  19,741,011       0.2%
    Toho Holdings Co., Ltd.                86,600   1,508,057       0.0%
#   Toho Zinc Co., Ltd.                 1,430,000   5,504,496       0.1%
    Tohoku Bank, Ltd. (The)             1,532,000   2,200,422       0.0%
    Tohokushinsha Film Corp.                6,400      52,900       0.0%
#   Tohto Suisan Co., Ltd.                815,000   1,349,522       0.0%
    Tokai Carbon Co., Ltd.              3,920,000  11,489,549       0.1%
    Tokai Lease Co., Ltd.                 654,000   1,180,605       0.0%
    Tokushu Tokai Paper Co., Ltd.       1,771,220   4,043,544       0.0%
#   Tokuyama Corp.                      9,897,000  22,018,885       0.2%
#   Tokyo Electron Device, Ltd.           117,800   1,566,803       0.0%
    Tokyo Energy & Systems, Inc.          734,000   6,973,899       0.1%
#   Tokyo Keiki, Inc.                     214,000     501,158       0.0%
#*  Tokyo Kikai Seisakusho, Ltd.           49,000      31,446       0.0%
    Tokyo Ohka Kogyo Co., Ltd.            185,200   5,764,384       0.1%
    Tokyo Sangyo Co., Ltd.                515,400   2,127,220       0.0%
#   Tokyo Steel Manufacturing Co., Ltd. 2,848,000  19,661,212       0.2%
    Tokyo Tekko Co., Ltd.               1,241,000   5,132,890       0.1%
    Tokyo TY Financial Group, Inc.        423,457  12,106,185       0.1%
    Tokyu Recreation Co., Ltd.            249,328   1,530,756       0.0%
    Toli Corp.                          1,029,000   2,484,056       0.0%
    Tomato Bank, Ltd.                   1,288,000   2,147,791       0.0%
    Tomoe Corp.                           897,800   3,212,157       0.0%
    Tomoe Engineering Co., Ltd.            43,800     638,360       0.0%
#   Tomoku Co., Ltd.                    1,415,000   3,326,517       0.0%
    TOMONY Holdings, Inc.               3,349,100  15,899,005       0.1%
#   Tomy Co., Ltd.                        142,000     863,136       0.0%
    Tonami Holdings Co., Ltd.           1,601,000   5,789,651       0.1%
    Toppan Forms Co., Ltd.                794,100   9,518,205       0.1%
    Topre Corp.                           353,600   5,705,582       0.1%
    Topy Industries, Ltd.               4,815,000  11,540,495       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
    Torii Pharmaceutical Co., Ltd.        271,400 $ 7,179,414       0.1%
    Toshiba Machine Co., Ltd.             379,000   1,682,989       0.0%
#   Tosho Printing Co., Ltd.              698,000   2,214,224       0.0%
    Tottori Bank, Ltd. (The)            1,048,000   2,294,367       0.0%
    Towa Bank, Ltd. (The)               4,316,000   3,748,285       0.0%
    Towa Corp.                             95,500     560,482       0.0%
#   Toyo Denki Seizo - Toyo Electric
      Manufacturing Co., Ltd.              25,000      88,907       0.0%
    Toyo Ink SC Holdings Co., Ltd.      2,347,000  11,175,542       0.1%
    Toyo Kanetsu KK                       130,000     245,386       0.0%
    Toyo Kohan Co., Ltd.                2,071,200   9,839,034       0.1%
    Toyo Machinery & Metal Co., Ltd.       92,300     394,954       0.0%
    Toyo Securities Co., Ltd.           1,046,000   3,312,114       0.0%
#   Toyo Tanso Co., Ltd.                   98,500   1,854,641       0.0%
#   Toyo Wharf & Warehouse Co., Ltd.    1,040,000   1,730,461       0.0%
    Trusco Nakayama Corp.                 168,939   5,688,773       0.1%
    TSI Holdings Co., Ltd.              2,133,720  14,525,014       0.1%
    Tsubakimoto Kogyo Co., Ltd.            51,000     134,609       0.0%
#*  Tsudakoma Corp.                       925,000   1,202,763       0.0%
    Tsukishima Kikai Co., Ltd.            380,700   3,819,708       0.0%
    Tsukuba Bank, Ltd.                  1,361,667   4,658,910       0.0%
    Tsurumi Manufacturing Co., Ltd.       305,000   4,577,632       0.0%
    Tsutsumi Jewelry Co., Ltd.            254,200   6,040,489       0.1%
#   TTK Co., Ltd.                         132,000     534,519       0.0%
    Tv Tokyo Holdings Corp.               107,200   1,988,646       0.0%
    TYK Corp.                             672,000   1,220,393       0.0%
#   U-Shin, Ltd.                          638,200   4,202,429       0.0%
#   UACJ Corp.                            839,000   2,425,711       0.0%
    Ube Industries, Ltd.                3,948,200   6,550,228       0.1%
    Uchida Yoko Co., Ltd.               1,423,000   4,836,185       0.0%
    Ueki Corp.                            187,000     397,598       0.0%
    UKC Holdings Corp.                    202,000   3,579,969       0.0%
*   Ulvac, Inc.                           292,900   4,987,164       0.1%
*   Uniden Corp.                        1,205,000   2,204,312       0.0%
    Unipres Corp.                         132,700   2,739,651       0.0%
#   Universal Entertainment Corp.         133,000   2,209,263       0.0%
    UNY Group Holdings Co., Ltd.        3,549,800  20,072,236       0.2%
    Ushio, Inc.                           160,600   2,106,032       0.0%
    Utoc Corp.                             12,500      60,265       0.0%
#   Village Vanguard Co., Ltd.             13,900     166,641       0.0%
    Vital KSK Holdings, Inc.              297,715   2,198,646       0.0%
#   Wacoal Holdings Corp.               1,142,000  12,691,658       0.1%
    Wakita & Co., Ltd.                    501,600   5,001,580       0.1%
    Warabeya Nichiyo Co., Ltd.            236,400   5,293,656       0.1%
*   Watabe Wedding Corp.                   24,700     103,397       0.0%
    Wood One Co., Ltd.                    588,000   1,361,574       0.0%
    Xebio Co., Ltd.                       223,500   3,944,905       0.0%
#   Y A C Co., Ltd.                        70,700     409,093       0.0%
    Yachiyo Industry Co., Ltd.             59,900     487,013       0.0%
    Yaizu Suisankagaku Industry Co.,
      Ltd.                                 38,200     321,358       0.0%
    YAMABIKO Corp.                         96,274   4,170,947       0.0%
#   Yamagata Bank, Ltd. (The)           2,179,000   9,688,120       0.1%
    Yamaichi Electronics Co., Ltd.         35,100     266,388       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
JAPAN -- (Continued)
    Yamanashi Chuo Bank, Ltd. (The)    3,283,000 $   15,247,290       0.1%
    Yamatane Corp.                     1,268,000      1,996,349       0.0%
    Yamato Corp.                         327,000      1,157,252       0.0%
    Yamato International, Inc.             3,500         12,227       0.0%
    Yamaura Corp.                         16,500         59,004       0.0%
#   Yamaya Corp.                          33,500        503,308       0.0%
    Yamazawa Co., Ltd.                     1,200         17,325       0.0%
    Yashima Denki Co., Ltd.               19,700         95,085       0.0%
    Yasuda Logistics Corp.               188,800      1,602,927       0.0%
    Yellow Hat, Ltd.                     195,600      4,321,724       0.0%
    Yodogawa Steel Works, Ltd.         3,592,000     14,544,895       0.1%
    Yokogawa Bridge Holdings Corp.       598,800      6,783,170       0.1%
#   Yokohama Reito Co., Ltd.           1,214,200      8,596,849       0.1%
    Yokowo Co., Ltd.                      91,300        540,967       0.0%
    Yondenko Corp.                       431,650      1,767,963       0.0%
#   Yonex Co., Ltd.                      151,300      2,256,858       0.0%
    Yorozu Corp.                         226,400      4,624,795       0.0%
    Yotai Refractories Co., Ltd.          12,000         39,632       0.0%
    Yuasa Funashoku Co., Ltd.            590,000      1,901,090       0.0%
    Yuken Kogyo Co., Ltd.                295,000        624,644       0.0%
    Yurtec Corp.                       1,132,000      7,238,349       0.1%
    Yusen Logistics Co., Ltd.            278,600      3,407,121       0.0%
    Yushiro Chemical Industry Co.,
      Ltd.                                68,800        887,771       0.0%
    Yutaka Giken Co., Ltd.                 2,200         48,711       0.0%
                                                 --------------      ----
TOTAL JAPAN                                       3,172,106,280      24.6%
                                                 --------------      ----
NETHERLANDS -- (2.4%)
#   Accell Group                          30,329        567,058       0.0%
#*  APERAM SA                          1,999,164     76,215,567       0.6%
#   ASM International NV                 644,260     31,280,080       0.2%
    BE Semiconductor Industries NV       799,435     22,801,788       0.2%
    BinckBank NV                         724,781      7,264,314       0.1%
    Corbion NV                           403,792      9,221,924       0.1%
    Delta Lloyd NV                     2,074,485     39,230,850       0.3%
    Fugro NV                             308,004      8,858,167       0.1%
*   Grontmij NV                           34,772        153,901       0.0%
#*  Heijmans NV                          566,476      7,572,098       0.1%
    KAS Bank NV                          336,346      4,562,155       0.0%
*   Koninklijke BAM Groep NV           8,344,026     34,782,779       0.2%
#   Koninklijke Ten Cate NV              478,686     11,144,567       0.1%
*   Macintosh Retail Group NV              7,600         22,414       0.0%
#*  Ordina NV                          2,108,976      4,062,309       0.0%
*   SBM Offshore NV                      966,057     12,475,528       0.1%
#*  SNS Reaal NV                       4,344,025             --       0.0%
*   Telegraaf Media Groep NV              90,937        594,731       0.0%
#   TNT Express NV                     1,488,233     12,703,659       0.1%
*   TomTom NV                          2,806,506     24,907,079       0.2%
    USG People NV                      1,759,643     23,896,015       0.2%
    Van Lanschot NV                          634         13,844       0.0%
    Wessanen                             439,484      3,744,745       0.0%
                                                 --------------      ----
TOTAL NETHERLANDS                                   336,075,572       2.6%
                                                 --------------      ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
NEW ZEALAND -- (0.4%)
#   Abano Healthcare Group, Ltd.                754 $     4,230       0.0%
    Air New Zealand, Ltd.                10,255,117  21,074,623       0.2%
    Auckland International Airport, Ltd.     28,868     101,303       0.0%
    CDL Investments New Zealand, Ltd.       142,030      64,145       0.0%
#*  Chorus, Ltd.                          1,813,400   4,220,173       0.0%
    Colonial Motor Co., Ltd. (The)          237,146   1,068,956       0.0%
    Contact Energy, Ltd.                     22,186      96,077       0.0%
    Ebos Group, Ltd.                        194,865   1,415,683       0.0%
#   Heartland New Zealand, Ltd.             624,901     629,449       0.0%
    Hellaby Holdings, Ltd.                    8,495      19,930       0.0%
#   Kathmandu Holdings, Ltd.                 28,829      31,491       0.0%
#   Metlifecare, Ltd.                         9,684      35,881       0.0%
    Millennium & Copthorne Hotels New
      Zealand, Ltd.                         881,800   1,077,825       0.0%
    New Zealand Oil & Gas, Ltd.           1,936,927     863,823       0.0%
#*  New Zealand Refining Co., Ltd. (The)     52,019      99,570       0.0%
#   Nuplex Industries, Ltd.               3,208,052   8,211,634       0.1%
#   PGG Wrightson, Ltd.                   2,088,856     788,692       0.0%
*   Richina Pacific, Ltd.                   832,183          --       0.0%
*   Rubicon, Ltd.                         3,668,221     907,870       0.0%
    Sanford, Ltd.                         1,070,723   3,974,716       0.0%
    Skellerup Holdings, Ltd.                 18,442      19,815       0.0%
#   Sky Network Television, Ltd.          1,214,011   5,815,486       0.1%
    Steel & Tube Holdings, Ltd.             245,947     539,883       0.0%
*   Tenon, Ltd.                             137,210     209,200       0.0%
    Tourism Holdings, Ltd.                  847,403   1,163,048       0.0%
    Tower, Ltd.                           2,620,617   4,410,409       0.1%
    Warehouse Group, Ltd. (The)               4,975      10,460       0.0%
                                                    -----------       ---
TOTAL NEW ZEALAND                                    56,854,372       0.5%
                                                    -----------       ---
NORWAY -- (0.7%)
#*  Akastor ASA                             922,441   1,800,016       0.0%
#   Aker ASA Class A                         33,294     749,817       0.0%
#*  Archer, Ltd.                          4,956,547   1,839,273       0.0%
    Austevoll Seafood ASA                 1,068,775   6,216,187       0.1%
    Bonheur ASA                             233,241   2,070,380       0.0%
    BW Offshore, Ltd.                     8,419,357   6,272,408       0.1%
    Deep Sea Supply P.L.C.                1,234,018     664,175       0.0%
#*  DOF ASA                                 549,092     639,712       0.0%
#*  Dolphin Group A.S.                    2,772,300     822,401       0.0%
*   Electromagnetic GeoServices ASA         585,737     233,159       0.0%
    Farstad Shipping ASA                    211,264   1,048,815       0.0%
#   Fred Olsen Energy ASA                   264,175   2,373,890       0.0%
#*  Frontline, Ltd.                         432,541   1,112,521       0.0%
    Ganger Rolf ASA                         391,783   3,561,468       0.0%
#*  Golden Ocean Group, Ltd.                833,039   4,098,981       0.0%
*   Grieg Seafood ASA                        96,702     360,466       0.0%
*   Havila Shipping ASA                       3,677       5,030       0.0%
*   Kongsberg Automotive ASA              9,760,506   8,119,990       0.1%
    Kvaerner ASA                          2,161,040   1,694,357       0.0%
#*  Norske Skogindustrier ASA             6,208,841   3,564,932       0.0%
#*  Odfjell SE Class A                      239,430     672,071       0.0%
#*  Panoro Energy ASA                     4,498,628     699,381       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
NORWAY -- (Continued)
#   Petroleum Geo-Services ASA           2,582,108 $ 17,144,568       0.2%
    Prosafe SE                             177,625      631,723       0.0%
#*  REC Silicon ASA                     41,800,308   11,671,849       0.1%
*   REC Solar ASA                          229,507    3,104,302       0.0%
#*  Sevan Drilling A.S.                  1,800,000      141,221       0.0%
    Sevan Marine ASA                       517,965    1,359,641       0.0%
#   Siem Offshore, Inc.                    580,412      208,803       0.0%
#   Solstad Offshore ASA                   350,484    2,252,474       0.0%
*   Songa Offshore                       7,965,689    1,787,190       0.0%
    SpareBank 1 SMN                        797,325    7,122,308       0.1%
#   SpareBank 1 SR Bank ASA                  7,186       53,294       0.0%
    Stolt-Nielsen, Ltd.                    209,206    3,900,107       0.0%
*   TTS Group ASA                           50,109       33,384       0.0%
#   Wilh Wilhelmsen Holding ASA
      Class A                              253,815    6,120,053       0.1%
                                                   ------------       ---
TOTAL NORWAY                                        104,150,347       0.8%
                                                   ------------       ---
PORTUGAL -- (0.4%)
#*  Banco BPI SA                         6,709,104   10,966,641       0.1%
#*  Banco Comercial Portugues SA       344,866,834   34,342,207       0.3%
    Corticeira Amorim SGPS SA            2,022,281    9,128,318       0.1%
    EDP Renovaveis SA                      189,707    1,326,112       0.0%
    Mota-Engil SGPS SA                     235,068      810,868       0.0%
    NOS SGPS SA                            295,742    2,154,104       0.0%
    Novabase SGPS SA                        10,085       27,539       0.0%
*   Papelaria Fernandes-Industria e
      Comercia SA                            2,000           --       0.0%
    Semapa-Sociedade de Investimento
      e Gestao                              88,512    1,267,708       0.0%
#*  Sonae Capital SGPS SA                  289,985      126,577       0.0%
#*  Sonae Industria SGPS SA            142,856,395    1,268,493       0.0%
    Sonae SGPS SA                        1,461,155    2,031,636       0.0%
    Teixeira Duarte SA                     155,322      119,177       0.0%
                                                   ------------       ---
TOTAL PORTUGAL                                       63,569,380       0.5%
                                                   ------------       ---
RUSSIA -- (0.0%)
*   Exillon Energy P.L.C.                   73,646      124,455       0.0%
                                                   ------------       ---
SINGAPORE -- (1.3%)
*   Abterra, Ltd.                           52,000       20,958       0.0%
#   ASL Marine Holdings, Ltd.            1,221,800      385,773       0.0%
#*  Ausgroup, Ltd.                       3,476,700      641,387       0.0%
    Banyan Tree Holdings, Ltd.              59,000       24,488       0.0%
#*  Biosensors International Group,
      Ltd.                              16,014,700    9,977,163       0.1%
    Bonvests Holdings, Ltd.              1,303,080    1,333,300       0.0%
#*  Broadway Industrial Group, Ltd.      3,925,267      622,323       0.0%
#   China Merchants Holdings Pacific,
      Ltd.                               1,704,900    1,519,313       0.0%
    Chip Eng Seng Corp., Ltd.            8,441,998    5,668,988       0.1%
    Chuan Hup Holdings, Ltd.             7,553,000    1,883,684       0.0%
#   Cosco Corp. Singapore, Ltd.          1,777,900      811,273       0.0%
    Creative Technology, Ltd.              775,200      831,614       0.0%
    CSC Holdings, Ltd.                     348,000       11,818       0.0%
*   Delong Holdings, Ltd.                  679,000      117,207       0.0%
    DMX Technologies Group, Ltd.         3,585,000      295,318       0.0%
    EnGro Corp., Ltd.                      115,500      103,506       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
SINGAPORE -- (Continued)
*   Excel Machine Tools, Ltd.              473,000 $        --       0.0%
#*  Ezra Holdings, Ltd.                 24,143,500   8,003,136       0.1%
    Falcon Energy Group, Ltd.              389,700      81,053       0.0%
    Far East Orchard, Ltd.               5,062,920   6,579,982       0.1%
    First Sponsor Group, Ltd.              954,787     911,494       0.0%
    GK Goh Holdings, Ltd.                2,225,300   1,627,506       0.0%
    Global Premium Hotels, Ltd.             37,000       9,473       0.0%
#   GMG Global, Ltd.                     2,753,900     153,854       0.0%
    GP Batteries International, Ltd.       311,400     229,587       0.0%
    GP Industries, Ltd.                  2,112,708   1,100,995       0.0%
    GuocoLand, Ltd.                         14,800      21,223       0.0%
*   Hanwell Holdings, Ltd.               6,552,043   1,358,365       0.0%
*   Healthway Medical Corp., Ltd.        2,492,600      97,794       0.0%
*   HG Metal Manufacturing, Ltd.         1,080,000      48,227       0.0%
    Hi-P International, Ltd.               391,900     180,701       0.0%
    Hiap Hoe, Ltd.                          47,000      28,695       0.0%
#   Ho Bee Land, Ltd.                    6,822,700  11,948,795       0.1%
    Hong Fok Corp., Ltd.                 7,380,400   5,284,644       0.1%
    Hong Leong Asia, Ltd.                  964,900     968,502       0.0%
#   Hotel Grand Central, Ltd.            2,692,539   3,049,752       0.0%
    Hour Glass, Ltd. (The)               1,136,260     677,109       0.0%
    HupSteel, Ltd.                          29,000       4,158       0.0%
    Hwa Hong Corp., Ltd.                 1,010,000     254,973       0.0%
    Indofood Agri Resources, Ltd.        8,757,700   4,813,465       0.1%
    InnoTek, Ltd.                        4,011,600     725,826       0.0%
#   IPC Corp., Ltd.                     15,674,900   2,116,953       0.0%
    Isetan Singapore, Ltd.                 166,500     568,930       0.0%
*   Jurong Technologies Industrial
      Corp., Ltd.                        3,391,000          --       0.0%
    k1 Ventures, Ltd.                   13,291,800   2,056,502       0.0%
#   Koh Brothers Group, Ltd.             1,464,000     398,325       0.0%
*   KS Energy, Ltd.                         16,000       4,660       0.0%
*   Li Heng Chemical Fibre
      Technologies, Ltd.                11,161,500   1,178,208       0.0%
    Lian Beng Group, Ltd.                2,523,700   1,076,423       0.0%
#*  Linc Energy, Ltd.                    1,542,814     433,965       0.0%
    Low Keng Huat Singapore, Ltd.           85,000      48,433       0.0%
    Lum Chang Holdings, Ltd.             1,416,000     401,242       0.0%
*   Marco Polo Marine, Ltd.                129,000      26,851       0.0%
*   Mercator Lines Singapore, Ltd.           9,600         356       0.0%
#   Mermaid Maritime PCL                 3,487,000     643,166       0.0%
    Metro Holdings, Ltd.                10,549,860   7,893,348       0.1%
#   Mewah International, Inc.               56,000      15,027       0.0%
#   Midas Holdings, Ltd.                30,287,500   8,871,340       0.1%
#*  Neptune Orient Lines, Ltd.             670,400     573,620       0.0%
#   NSL, Ltd.                              620,300     741,199       0.0%
#   Otto Marine, Ltd.                   17,367,800     496,883       0.0%
    OUE, Ltd.                            1,133,200   1,891,253       0.0%
    Pacific Radiance, Ltd.                 319,500     169,550       0.0%
    QAF, Ltd.                            3,695,237   3,204,515       0.0%
#   Raffles Education Corp., Ltd.       14,577,300   3,527,812       0.0%
    Rickmers Maritime                      245,000      52,698       0.0%
*   S I2I, Ltd.                         13,668,000      30,689       0.0%
    San Teh, Ltd.                          454,000      94,685       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
SINGAPORE -- (Continued)
    Sing Holdings, Ltd.                    399,000 $     98,793       0.0%
    Sing Investments & Finance, Ltd.        84,000       83,488       0.0%
    Singapore Reinsurance Corp., Ltd.    2,999,110      703,163       0.0%
    Singapore Shipping Corp., Ltd.         304,900       74,824       0.0%
    Singapura Finance, Ltd.                210,000      172,837       0.0%
#*  Sino Grandness Food Industry
      Group, Ltd.                        5,711,400    1,457,888       0.0%
#   Stamford Land Corp., Ltd.            3,934,700    1,722,460       0.0%
    Sunningdale Tech, Ltd.              10,735,400    1,698,428       0.0%
#*  SunVic Chemical Holdings, Ltd.       8,376,600    2,841,739       0.0%
#*  Swiber Holdings, Ltd.               26,055,800    3,885,213       0.0%
    Tat Hong Holdings, Ltd.              1,676,700      789,420       0.0%
    Tiong Woon Corp. Holding, Ltd.       7,847,500    1,217,632       0.0%
    Tuan Sing Holdings, Ltd.            17,534,552    5,356,533       0.1%
    UMS Holdings, Ltd.                   3,414,250    1,455,819       0.0%
#   United Engineers, Ltd.               9,152,132   18,315,234       0.2%
#   United Industrial Corp., Ltd.        4,084,014   10,579,933       0.1%
#*  Vard Holdings, Ltd.                  6,141,100    2,959,502       0.0%
#   Vibrant Group, Ltd.                    569,000       44,243       0.0%
    Wheelock Properties Singapore, Ltd.  2,176,600    3,154,611       0.0%
    Wing Tai Holdings, Ltd.             10,954,654   16,209,982       0.1%
    Yeo Hiap Seng, Ltd.                    877,157    1,116,523       0.0%
    YHI International, Ltd.                 31,000        5,034       0.0%
    Yongnam Holdings, Ltd.               1,653,800      202,307       0.0%
                                                   ------------       ---
TOTAL SINGAPORE                                     183,069,661       1.4%
                                                   ------------       ---
SPAIN -- (2.5%)
#   Abengoa SA                             697,318    2,409,231       0.0%
#   Abengoa SA Class B                   3,337,572   10,787,501       0.1%
*   Acciona SA                             373,688   28,270,975       0.2%
    Acerinox SA                            295,568    4,312,969       0.1%
#   Adveo Group International SA           187,697    2,667,786       0.0%
*   Azkoyen SA                               2,580        8,803       0.0%
    Bankinter SA                         7,839,468   59,288,138       0.5%
*   Baron de Ley                            21,534    2,244,607       0.0%
#*  Caja de Ahorros del Mediterraneo       298,813           --       0.0%
#*  Cementos Portland Valderrivas SA       192,451    1,577,727       0.0%
#   Construcciones y Auxiliar de
      Ferrocarriles SA                       8,043    2,804,953       0.0%
    Dinamia Capital Privado Sociedad
      de Capital Riesgo SA                  44,356      399,621       0.0%
    Ebro Foods SA                          774,019   15,014,540       0.1%
    Elecnor SA                               8,153       88,705       0.0%
#   Ence Energia y Celulosa SA           3,854,647   13,903,981       0.1%
*   Ercros SA                            1,846,268      955,979       0.0%
*   Espanola del Zinc SA                    53,703           --       0.0%
*   Fluidra SA                             189,387      613,972       0.0%
*   Fomento de Construcciones y
      Contratas SA                       1,296,578   16,629,341       0.1%
*   Gamesa Corp. Tecnologica SA          6,756,511   90,350,706       0.7%
    Grupo Catalana Occidente SA            100,495    3,232,215       0.0%
    Iberpapel Gestion SA                   104,259    1,800,654       0.0%
#   Indra Sistemas SA                      805,557    9,482,811       0.1%
#   Melia Hotels International SA        1,249,474   15,621,765       0.1%
    Miquel y Costas & Miquel SA             26,330      961,214       0.0%
#*  NH Hotel Group SA                    3,040,232   17,700,859       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
SPAIN -- (Continued)
#   Obrascon Huarte Lain SA               863,863 $ 20,038,370       0.2%
    Papeles y Cartones de Europa SA       984,271    6,376,676       0.1%
*   Pescanova SA                          338,483           --       0.0%
*   Promotora de Informaciones SA
      Class A                           4,719,418    1,550,249       0.0%
#*  Realia Business SA                     56,325       46,419       0.0%
*   Sacyr SA                            6,344,397   28,485,825       0.2%
*   Sociedad Nacional de Industrias
      Apicaciones Celulosa Espanola SA    370,644       15,295       0.0%
*   Solaria Energia y Medio Ambiente SA   541,348      628,471       0.0%
    Tubacex SA                            394,297    1,334,038       0.0%
#   Tubos Reunidos SA                     469,807      878,189       0.0%
    Vidrala SA                                863       40,306       0.0%
*   Vocento SA                             36,610       89,127       0.0%
                                                  ------------       ---
TOTAL SPAIN                                        360,612,018       2.8%
                                                  ------------       ---
SWEDEN -- (3.3%)
#   AAK AB                                  4,300      272,043       0.0%
    Acando AB                             774,336    1,410,389       0.0%
    AddNode Group AB                       37,990      244,920       0.0%
    AF AB Class B                         156,656    2,130,392       0.0%
#*  Arise AB                               83,245      192,018       0.0%
    B&B Tools AB Class B                  256,867    4,148,385       0.0%
#*  BE Group AB                            70,906       30,049       0.0%
    Beijer Alma AB                         16,441      368,946       0.0%
    Beijer Ref AB Class B                 181,117    3,597,907       0.0%
#   Bilia AB Class A                      430,837   15,297,188       0.1%
#   BillerudKorsnas AB                  3,185,287   55,137,621       0.4%
#   Biotage AB                            872,185    1,719,678       0.0%
    Bjoern Borg AB                         52,930      222,416       0.0%
#   Bulten AB                             268,828    3,061,118       0.0%
#   Bure Equity AB                      1,213,097    7,420,367       0.1%
#   Catena AB                              94,653    1,563,621       0.0%
    Cavotec SA                              8,576       28,452       0.0%
*   Cloetta AB Class B                  2,097,747    6,462,859       0.1%
    Concentric AB                         564,576    7,988,696       0.1%
*   Concordia Maritime AB Class B         389,579      802,920       0.0%
*   CyberCom Group AB                   1,031,533      298,734       0.0%
*   Doro AB                                97,298      504,041       0.0%
#   Duni AB                               228,412    3,482,625       0.0%
*   East Capital Explorer AB               85,331      594,323       0.0%
    Enea AB                                 2,241       24,332       0.0%
#*  Eniro AB                            9,672,495    1,941,424       0.0%
#   Gunnebo AB                            508,229    2,524,418       0.0%
    Haldex AB                           1,180,553   17,641,438       0.1%
    HIQ International AB                    5,663       28,852       0.0%
    Holmen AB Class B                   1,333,393   44,119,228       0.3%
    Industrial & Financial Systems
      Class B                              46,762    1,618,745       0.0%
    KappAhl AB                            894,871    4,084,958       0.0%
#*  Karolinska Development AB Class B      86,701      124,719       0.0%
#   KNOW IT AB                            180,365    1,181,596       0.0%
    Lagercrantz AB Class B                194,859    4,218,458       0.0%
#   Lindab International AB               764,606    6,677,931       0.1%
    Meda AB Class A                     1,456,742   24,451,984       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
SWEDEN -- (Continued)
#*  Medivir AB Class B                     79,084 $    865,986       0.0%
#   Mekonomen AB                           36,486      907,828       0.0%
#   Modern Times Group AB Class B         236,727    7,872,422       0.1%
    MQ Holding AB                         433,528    2,070,483       0.0%
#   Mycronic AB                         1,750,627   12,726,490       0.1%
*   Net Insight AB Class B              3,263,647    1,263,679       0.0%
#   New Wave Group AB Class B           1,147,142    6,016,959       0.1%
    Nibe Industrier AB Class B              6,052      161,199       0.0%
#   Nobia AB                              521,448    5,644,776       0.1%
    Nolato AB Class B                     157,276    3,775,274       0.0%
#   Nordnet AB Class B                     86,951      397,117       0.0%
#   Peab AB                             2,703,403   22,800,187       0.2%
*   Pricer AB Class B                     142,853      136,764       0.0%
    Proact IT Group AB                     47,714      633,429       0.0%
#   Proffice AB Class B                   174,490      439,631       0.0%
#   Ratos AB Class B                    1,086,601    7,409,078       0.1%
    Rezidor Hotel Group AB                149,867      635,808       0.0%
#   Saab AB Class B                       821,120   21,195,335       0.2%
#*  SAS AB                              5,002,349    9,666,616       0.1%
    Semcon AB                              58,450      398,325       0.0%
    SkiStar AB                             68,152      819,219       0.0%
#*  SSAB AB Class A(B17H0S8)            2,721,204   16,461,819       0.1%
#*  SSAB AB Class A(BPRBWK4)              917,798    5,550,724       0.1%
*   SSAB AB Class B(B17H3F6)              976,661    5,072,423       0.0%
*   SSAB AB Class B(BPRBWM6)            2,343,269   12,354,210       0.1%
*   Swedish Orphan Biovitrum AB           394,504    6,340,364       0.1%
    Systemair AB                            5,151       71,085       0.0%
    TradeDoubler AB                        32,791       27,261       0.0%
*   Transcom Worldwide AB                  92,374    1,016,825       0.0%
    Trelleborg AB Class B               4,371,397   85,667,124       0.7%
                                                  ------------       ---
TOTAL SWEDEN                                       464,016,231       3.6%
                                                  ------------       ---
SWITZERLAND -- (3.8%)
#*  AFG Arbonia-Forster Holding AG        307,745    6,565,412       0.1%
    Allreal Holding AG                    180,860   25,948,160       0.2%
#*  Alpiq Holding AG                       26,742    2,333,243       0.0%
    ALSO Holding AG                         9,201      562,569       0.0%
    Autoneum Holding AG                    10,750    2,373,862       0.0%
    Baloise Holding AG                    193,804   25,220,905       0.2%
    Bank Coop AG                           20,088      899,394       0.0%
    Banque Cantonale de Geneve             12,785    3,293,658       0.0%
    Banque Cantonale du Jura                7,739      505,949       0.0%
    Banque Cantonale Vaudoise              16,961    9,989,033       0.1%
    Basler Kantonalbank                     7,863      603,904       0.0%
    Bell AG                                   362      969,509       0.0%
    Bellevue Group AG                      68,499    1,015,099       0.0%
#   Berner Kantonalbank AG                  9,749    2,087,721       0.0%
    Bobst Group SA                        196,183    8,949,873       0.1%
    Carlo Gavazzi Holding AG                7,486    1,765,137       0.0%
    Cham Paper Holding AG                  11,353    3,102,300       0.0%
*   Charles Voegele Holding AG            183,388    2,488,873       0.0%
    Cicor Technologies                     11,738      433,388       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Cie Financiere Tradition SA             5,168 $   367,222       0.0%
    Clariant AG                            51,033   1,120,412       0.0%
    Coltene Holding AG                     52,925   4,680,522       0.0%
    Conzzeta AG                             3,731  14,065,819       0.1%
#   Daetwyler Holding AG                  127,371  18,078,491       0.2%
#   EFG International AG                  785,984  11,536,658       0.1%
#   Emmi AG                                39,670  13,146,625       0.1%
    Energiedienst Holding AG                3,690     107,839       0.0%
    Flughafen Zuerich AG                   45,426  35,377,156       0.3%
    Forbo Holding AG                        8,392  10,163,668       0.1%
    GAM Holding AG                      1,883,147  42,485,655       0.3%
    Georg Fischer AG                       24,750  17,505,792       0.1%
    Gurit Holding AG                        8,869   4,118,600       0.0%
    Helvetia Holding AG                   156,021  88,642,289       0.7%
    HOCHDORF Holding AG                     2,040     320,084       0.0%
    Huber & Suhner AG                      21,717   1,003,228       0.0%
    Implenia AG                           256,066  17,533,145       0.1%
    Intershop Holding AG                    5,909   2,533,796       0.0%
    Jungfraubahn Holding AG                 4,380     393,660       0.0%
    Kardex AG                              51,332   3,075,054       0.0%
    Komax Holding AG                       13,648   2,510,020       0.0%
    Kudelski SA                           214,997   3,223,844       0.0%
    Kuoni Reisen Holding AG                 1,492     501,275       0.0%
    Liechtensteinische Landesbank AG       60,306   2,443,616       0.0%
    Lonza Group AG                         14,209   2,009,011       0.0%
#   Luzerner Kantonalbank AG                4,051   1,571,226       0.0%
    MCH Group AG                            7,768     514,422       0.0%
#*  Meyer Burger Technology AG          1,018,832   6,968,109       0.1%
    Micronas Semiconductor Holding AG     104,922     639,351       0.0%
    Mikron Holding AG                      38,875     249,676       0.0%
    Mobimo Holding AG                      37,316   8,326,582       0.1%
*   Orascom Development Holding AG         97,278   1,511,252       0.0%
    Orior AG                                8,948     543,185       0.0%
    Phoenix Mecano AG                         520     253,646       0.0%
    Romande Energie Holding SA              3,917   4,819,364       0.1%
*   Schmolz + Bickenbach AG             9,803,077   9,445,566       0.1%
    Schweiter Technologies AG               2,728   2,373,430       0.0%
    Siegfried Holding AG                   30,925   5,256,688       0.1%
    St Galler Kantonalbank AG              19,780   7,547,171       0.1%
    Sulzer AG                             153,325  17,109,247       0.1%
    Swiss Life Holding AG                  74,460  17,669,423       0.2%
    Swissquote Group Holding SA             2,262      72,166       0.0%
    Tamedia AG                              7,720   1,349,129       0.0%
*   Tornos Holding AG                      42,112     213,334       0.0%
*   Valartis Group AG                       2,723      35,354       0.0%
    Valiant Holding AG                    110,750   9,984,777       0.1%
    Valora Holding AG                      62,263  13,973,283       0.1%
    Vaudoise Assurances Holding SA
      Class B                              21,998  12,326,402       0.1%
    Vetropack Holding AG                      715   1,219,084       0.0%
    Vontobel Holding AG                   161,980   7,196,435       0.1%
    VP Bank AG                             36,377   3,063,100       0.0%
*   Zehnder Group AG                       34,803   1,648,084       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
SWITZERLAND -- (Continued)
    Zug Estates Holding AG                     360 $    550,925       0.0%
    Zuger Kantonalbank AG                       80      411,007       0.0%
                                                   ------------       ---
TOTAL SWITZERLAND                                   532,892,888       4.1%
                                                   ------------       ---
UNITED KINGDOM -- (20.2%)
    Acacia Mining P.L.C.                 1,865,254    8,272,425       0.1%
    Acal P.L.C.                            556,822    2,520,064       0.0%
#*  Afren P.L.C.                         2,935,351      149,663       0.0%
*   Aga Rangemaster Group P.L.C.         1,866,654    2,715,815       0.0%
    Alent P.L.C.                         5,169,346   28,707,564       0.2%
    Alumasc Group P.L.C. (The)             560,176    1,259,800       0.0%
    Amlin P.L.C.                        11,862,756   83,134,253       0.6%
    Anglo Pacific Group P.L.C.           1,391,221    2,031,675       0.0%
    Anglo-Eastern Plantations P.L.C.       235,054    2,246,405       0.0%
    Anite P.L.C.                           237,926      309,262       0.0%
    Ashtead Group P.L.C.                 4,575,689   78,461,935       0.6%
    Avesco Group P.L.C.                     84,124      158,173       0.0%
    Balfour Beatty P.L.C.                  426,965    1,580,314       0.0%
    Bank of Georgia Holdings P.L.C.         80,659    2,215,152       0.0%
    Barratt Developments P.L.C.         16,877,039  133,891,307       1.0%
    BBA Aviation P.L.C.                  1,584,085    8,335,132       0.1%
    Beazley P.L.C.                      12,913,608   55,535,991       0.4%
    Bellway P.L.C.                       3,443,418  104,687,469       0.8%
    Berendsen P.L.C.                       535,303    8,510,001       0.1%
    Berkeley Group Holdings P.L.C.         258,316    9,945,851       0.1%
    Bloomsbury Publishing P.L.C.            91,152      234,430       0.0%
    Bodycote P.L.C.                      4,916,309   51,776,733       0.4%
    Boot Henry P.L.C.                    1,123,291    3,715,539       0.0%
    Bovis Homes Group P.L.C.             3,910,361   55,677,257       0.4%
    Braemar Shipping Services P.L.C.        14,256       95,732       0.0%
    British Polythene Industries P.L.C.    308,572    3,283,962       0.0%
    Bwin.Party Digital Entertainment
      P.L.C.                             3,242,897    4,149,393       0.0%
*   Cairn Energy P.L.C.                    680,263    1,853,345       0.0%
    Camellia P.L.C.                          2,597      371,077       0.0%
    Cape P.L.C.                            278,978    1,130,364       0.0%
    Capital & Regional P.L.C.            3,292,525    2,843,596       0.0%
    Carclo P.L.C.                          110,909      229,536       0.0%
#   Carillion P.L.C.                     5,650,707   28,193,382       0.2%
    Carr's Milling Industries P.L.C.       449,559    1,109,204       0.0%
    Castings P.L.C.                        423,767    2,458,805       0.0%
#   Catlin Group, Ltd.                   9,089,700   97,933,897       0.8%
#   Centamin P.L.C.                     10,075,229    9,840,123       0.1%
    Centaur Media P.L.C.                   131,854      163,614       0.0%
    Chemring Group P.L.C.                  726,940    2,388,592       0.0%
    Chesnara P.L.C.                        372,523    1,829,733       0.0%
    Chime Communications P.L.C.            144,136      642,194       0.0%
    Cineworld Group P.L.C.                   4,614       34,462       0.0%
    Close Brothers Group P.L.C.          1,678,902   39,245,072       0.3%
*   Colt Group SA                        5,984,476   13,679,793       0.1%
#   Communisis P.L.C.                    2,816,668    2,463,898       0.0%
    Computacenter P.L.C.                 1,651,630   17,733,398       0.1%
    Countrywide P.L.C.                       5,274       42,333       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Cranswick P.L.C.                        42,831 $    937,488       0.0%
    Crest Nicholson Holdings P.L.C.        129,090      886,297       0.0%
    Creston P.L.C.                         187,426      359,866       0.0%
    CSR P.L.C.                           4,886,688   65,874,499       0.5%
    Daejan Holdings P.L.C.                  71,636    5,951,109       0.1%
    Dairy Crest Group P.L.C.               741,631    5,184,892       0.0%
    Debenhams P.L.C.                     9,904,295   13,605,578       0.1%
    Development Securities P.L.C.        2,358,802    9,159,462       0.1%
    Dixons Carphone P.L.C.               9,644,138   62,588,810       0.5%
    Drax Group P.L.C.                      994,553    6,076,526       0.1%
    DS Smith P.L.C.                     14,773,249   78,991,844       0.6%
    Elementis P.L.C.                     3,119,294   14,515,802       0.1%
*   EnQuest P.L.C.                       1,605,726    1,290,164       0.0%
*   Enterprise Inns P.L.C.              11,650,706   20,827,596       0.2%
#   Evraz P.L.C.                         3,585,156   10,411,688       0.1%
    Fenner P.L.C.                          154,215      495,593       0.0%
    Ferrexpo P.L.C.                        445,152      533,595       0.0%
*   Findel P.L.C.                           10,667       35,801       0.0%
*   Firstgroup P.L.C.                    5,212,236    7,917,036       0.1%
    Fuller Smith & Turner P.L.C.
      Class A                                  832       12,753       0.0%
*   Future P.L.C.                        1,700,000      267,732       0.0%
    Galliford Try P.L.C.                   856,467   19,707,436       0.2%
*   Gem Diamonds, Ltd.                   2,136,143    4,567,358       0.0%
    Grafton Group P.L.C.                 1,937,931   24,456,026       0.2%
#   Greene King P.L.C.                   5,358,527   68,127,656       0.5%
*   Hardy Oil & Gas P.L.C.                  73,541       43,904       0.0%
    Harvey Nash Group P.L.C.               643,358      840,012       0.0%
#*  Harworth Group P.L.C.                1,041,912      171,967       0.0%
    Headlam Group P.L.C.                    33,479      238,757       0.0%
    Helical Bar P.L.C.                   2,474,617   14,764,556       0.1%
    Hiscox, Ltd.                         7,390,171   93,111,599       0.7%
*   Hochschild Mining P.L.C.               383,596      575,366       0.0%
    Home Retail Group P.L.C.            17,729,048   45,303,688       0.4%
    Hunting P.L.C.                         368,471    3,308,276       0.0%
    Huntsworth P.L.C.                    3,157,294    1,993,154       0.0%
    Inchcape P.L.C.                      8,708,384  110,771,159       0.9%
    Innovation Group P.L.C.                486,142      212,101       0.0%
    Intermediate Capital Group P.L.C.    2,058,646   16,626,951       0.1%
*   International Ferro Metals, Ltd.     1,703,051       79,241       0.0%
    Interserve P.L.C.                      746,585    6,612,291       0.1%
*   IP Group P.L.C.                         74,105      223,018       0.0%
#*  JKX Oil & Gas P.L.C.                   391,101      178,862       0.0%
    John Wood Group P.L.C.               1,784,350   18,800,693       0.2%
*   Johnston Press P.L.C.                  150,600      363,258       0.0%
*   KAZ Minerals P.L.C.                  1,979,146    7,871,154       0.1%
    Keller Group P.L.C.                    789,156   12,070,889       0.1%
    Laird P.L.C.                         3,550,917   19,527,722       0.2%
*   Lamprell P.L.C.                        913,584    1,967,512       0.0%
    Lancashire Holdings, Ltd.            2,113,145   20,657,601       0.2%
    Lavendon Group P.L.C.                1,904,413    5,085,595       0.0%
#*  Lonmin P.L.C.                        1,917,096    4,237,813       0.0%
    Lookers P.L.C.                         419,508    1,006,762       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Low & Bonar P.L.C.                   3,327,492 $  3,157,104       0.0%
    Man Group P.L.C.                    19,156,949   56,484,455       0.4%
    Management Consulting Group P.L.C.   3,155,397      846,039       0.0%
    Marshalls P.L.C.                     1,552,134    6,452,037       0.1%
    Marston's P.L.C.                    14,708,820   35,769,495       0.3%
    McBride P.L.C.(0574635)                 21,858       31,527       0.0%
*   McBride P.L.C.(BVXC225)                371,586          570       0.0%
    Mears Group P.L.C.                       3,363       22,076       0.0%
    Meggitt P.L.C.                       2,824,036   22,822,085       0.2%
    Melrose Industries P.L.C.              966,908    3,923,700       0.0%
    Millennium & Copthorne Hotels
      P.L.C.                             4,690,506   41,642,477       0.3%
*   Mitchells & Butlers P.L.C.           5,780,755   36,918,866       0.3%
    MJ Gleeson P.L.C.                      629,462    3,772,358       0.0%
    Mondi P.L.C.                         1,553,645   31,458,443       0.3%
#   Morgan Sindall Group P.L.C.            108,180    1,300,718       0.0%
*   Mothercare P.L.C.                      260,557      887,627       0.0%
    N Brown Group P.L.C.                   145,690      764,846       0.0%
    National Express Group P.L.C.        4,661,149   20,527,620       0.2%
*   New World Resources P.L.C. Class A      32,193          348       0.0%
    Northgate P.L.C.                     2,659,626   26,343,580       0.2%
    Novae Group P.L.C.                     631,392    6,740,552       0.1%
*   Ophir Energy P.L.C.                    879,183    1,916,569       0.0%
    Pace P.L.C.                            660,506    4,187,722       0.0%
    Pendragon P.L.C.                     6,880,796    3,892,569       0.0%
    Persimmon P.L.C.                     6,505,520  168,911,496       1.3%
*   Petra Diamonds, Ltd.                    21,276       51,028       0.0%
*   Petropavlovsk P.L.C.                   577,780       55,967       0.0%
    Phoenix Group Holdings               1,841,293   23,762,565       0.2%
    Phoenix IT Group P.L.C.                 16,230       31,009       0.0%
*   Premier Foods P.L.C.                14,702,298   10,376,121       0.1%
*   Premier Oil P.L.C.                   2,234,261    5,977,126       0.1%
*   Punch Taverns P.L.C.                   454,026      783,892       0.0%
*   Quintain Estates & Development
      P.L.C.                             6,873,795   10,111,748       0.1%
    REA Holdings P.L.C.                      1,354        6,404       0.0%
    Redrow P.L.C.                        5,815,809   32,941,631       0.3%
*   Renold P.L.C.                        1,053,620    1,011,044       0.0%
    RPS Group P.L.C.                       995,755    3,254,614       0.0%
    S&U P.L.C.                               3,601      111,938       0.0%
    SDL P.L.C.                              81,329      581,004       0.0%
    Serco Group P.L.C.                     464,008      947,924       0.0%
*   Severfield P.L.C.                      261,818      256,880       0.0%
    Shanks Group P.L.C.                  6,358,661   10,409,266       0.1%
    SIG P.L.C.                          15,069,969   44,784,988       0.4%
    Soco International P.L.C.              148,124      409,590       0.0%
    Speedy Hire P.L.C.                   3,253,876    3,696,147       0.0%
    Spirent Communications P.L.C.          512,647      686,281       0.0%
    Spirit Pub Co. P.L.C.               11,189,077   19,242,473       0.2%
*   Sportech P.L.C.                        171,230      174,475       0.0%
    St Ives P.L.C.                       2,273,115    6,039,736       0.1%
    ST Modwen Properties P.L.C.          3,641,052   24,263,337       0.2%
    Taylor Wimpey P.L.C.                65,142,770  165,409,275       1.3%
*   Thomas Cook Group P.L.C.            20,119,512   44,129,936       0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                     ---------- --------------- ---------------
UNITED KINGDOM -- (Continued)
    Travis Perkins P.L.C.             3,634,991 $   115,538,808       0.9%
    Treatt P.L.C.                       118,770         260,587       0.0%
#   Trifast P.L.C.                      888,941       1,477,729       0.0%
*   Trinity Mirror P.L.C.             7,472,474      21,049,205       0.2%
    TT electronics P.L.C.             2,546,689       5,209,586       0.0%
    TUI AG(5666292)                   3,333,122      62,132,406       0.5%
    TUI AG(B11LJN4)                     738,313      13,767,077       0.1%
    Tullett Prebon P.L.C.               496,651       2,719,620       0.0%
    UTV Media P.L.C.                      6,241          17,212       0.0%
#   Vedanta Resources P.L.C.            272,887       2,621,001       0.0%
    Vesuvius P.L.C.                   5,997,796      41,711,771       0.3%
    Vitec Group P.L.C. (The)              1,961          19,622       0.0%
    Vp P.L.C.                           307,130       3,072,628       0.0%
*   William Ransom & Son Holding
      P.L.C.                             65,000              --       0.0%
    Xaar P.L.C.                           8,321          56,000       0.0%
    Xchanging P.L.C.                  1,472,785       2,754,521       0.0%
                                                ---------------      ----
TOTAL UNITED KINGDOM                              2,847,903,274      22.0%
                                                ---------------      ----
UNITED STATES -- (0.0%)
    Ormat Technologies, Inc.             79,663       2,962,386       0.0%
                                                ---------------      ----
TOTAL COMMON STOCKS                              12,796,904,577      99.0%
                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)

GERMANY -- (0.0%)
    Draegerwerk AG & Co. KGaA            22,591       2,608,745       0.0%
    STO SE & Co. KGaA                       373          65,059       0.0%
                                                ---------------      ----
TOTAL GERMANY                                         2,673,804       0.0%
                                                ---------------      ----
TOTAL PREFERRED STOCKS                                2,673,804       0.0%
                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Seven West Media, Ltd. Rights
      05/28/15                       10,058,014              --       0.0%
                                                ---------------      ----
AUSTRIA -- (0.0%)
#*  Intercell AG Rights                  41,929              --       0.0%
                                                ---------------      ----
BELGIUM -- (0.0%)
#*  Recticel SA Rights 05/07/15         459,940         423,484       0.0%
                                                ---------------      ----
HONG KONG -- (0.0%)
*   International Standard
      Resources Holdings, Ltd.
      Warrants 11/27/15                  49,833             630       0.0%
                                                ---------------      ----
ITALY -- (0.0%)
*   UnipolSai SpA Rights
      05/15/15(BWXTV26)               7,290,735              --       0.0%
*   UnipolSai SpA Rights
      05/15/15(BWXT933)               7,290,735              --       0.0%
                                                ---------------      ----
TOTAL ITALY                                                  --       0.0%
                                                ---------------      ----
TOTAL RIGHTS/WARRANTS                                   424,114       0.0%
                                                ---------------      ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                      SHARES/
                                       FACE
                                      AMOUNT                      PERCENTAGE
                                       (000)        VALUE+      OF NET ASSETS**
                                    ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@  DFA Short Term Investment
        Fund                        113,506,420 $ 1,313,269,277       10.2%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,033,195,527)                        $14,113,271,772      109.2%
                                                ===============      =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia                         -- $   651,647,596   --    $   651,647,596
   Austria                           --      88,612,975   --         88,612,975
   Belgium                           --     126,290,338   --        126,290,338
   Canada                $1,012,475,438         519,123   --      1,012,994,561
   China                             --       1,930,643   --          1,930,643
   Denmark                           --     223,357,859   --        223,357,859
   Finland                           --     319,118,405   --        319,118,405
   France                       875,875     534,081,291   --        534,957,166
   Germany                           --     623,204,993   --        623,204,993
   Greece                            --           1,929   --              1,929
   Hong Kong                  8,891,749     383,625,407   --        392,517,156
   Ireland                           --      68,262,679   --         68,262,679
   Israel                            --      82,008,051   --         82,008,051
   Italy                             --     547,663,362   --        547,663,362
   Japan                      8,146,556   3,163,959,724   --      3,172,106,280
   Netherlands                       --     336,075,572   --        336,075,572
   New Zealand                       --      56,854,372   --         56,854,372
   Norway                     4,098,981     100,051,366   --        104,150,347
   Portugal                          --      63,569,380   --         63,569,380
   Russia                            --         124,455   --            124,455
   Singapore                  1,883,684     181,185,977   --        183,069,661
   Spain                             --     360,612,018   --        360,612,018
   Sweden                            --     464,016,231   --        464,016,231
   Switzerland                       --     532,892,888   --        532,892,888
   United Kingdom                    --   2,847,903,274   --      2,847,903,274
   United States              2,962,386              --   --          2,962,386
Preferred Stocks
   Germany                           --       2,673,804   --          2,673,804
Rights/Warrants
   Australia                         --              --   --                 --
   Austria                           --              --   --                 --
   Belgium                           --         423,484   --            423,484
   Hong Kong                         --             630   --                630
   Italy                             --              --   --                 --
Securities Lending
  Collateral                         --   1,313,269,277   --      1,313,269,277
                         -------------- ---------------   --    ---------------
TOTAL                    $1,039,334,669 $13,073,937,103   --    $14,113,271,772
                         ============== ===============   ==    ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
COMMON STOCKS -- (88.8%)

AUSTRALIA -- (6.0%)
#   Acrux, Ltd.                            41,436 $   29,113       0.0%
    Adelaide Brighton, Ltd.               172,754    615,428       0.1%
*   AED Oil, Ltd.                          28,704         --       0.0%
#   Ainsworth Game Technology, Ltd.        29,097     64,167       0.0%
*   AJ Lucas Group, Ltd.                    9,790      2,466       0.0%
*   Alkane Resources, Ltd.                  6,922      1,481       0.0%
#   ALS, Ltd.                              49,670    205,160       0.0%
    Altium, Ltd.                           23,448     96,264       0.0%
    Alumina, Ltd.                         879,559  1,067,300       0.1%
    Alumina, Ltd. Sponsored ADR               900      4,337       0.0%
    Amalgamated Holdings, Ltd.             33,889    334,802       0.0%
#   Amcom Telecommunications, Ltd.         50,927     92,291       0.0%
    Amcor, Ltd.                            54,153    576,518       0.1%
    AMP, Ltd.                             338,855  1,716,461       0.1%
    Ansell, Ltd.                            7,634    157,109       0.0%
*   Antares Energy, Ltd.                  156,063     20,011       0.0%
#   AP Eagers, Ltd.                        23,424    164,815       0.0%
*   APN News & Media, Ltd.                152,148    113,071       0.0%
*   Aquarius Platinum, Ltd.               146,215     19,892       0.0%
#   ARB Corp., Ltd.                        17,883    177,348       0.0%
    Ardent Leisure Group                   10,428     16,327       0.0%
    Aristocrat Leisure, Ltd.              128,156    837,669       0.1%
#   Arrium, Ltd.                        1,567,926    213,861       0.0%
    Asciano, Ltd.                         325,696  1,692,287       0.1%
*   ASG Group, Ltd.                       116,867     70,118       0.0%
    ASX, Ltd.                               8,033    266,828       0.0%
#   Atlas Iron, Ltd.                      411,111     39,040       0.0%
#   Ausdrill, Ltd.                         89,820     31,521       0.0%
*   Ausenco, Ltd.                          42,031      9,441       0.0%
#   AusNet Services                       119,985    139,520       0.0%
    Austal, Ltd.                           31,664     49,703       0.0%
    Austbrokers Holdings, Ltd.             10,683     72,179       0.0%
#   Austin Engineering, Ltd.                3,342      1,906       0.0%
    Australia & New Zealand Banking
      Group, Ltd.                         122,194  3,269,649       0.2%
*   Australian Agricultural Co., Ltd.     248,290    317,727       0.0%
    Australian Pharmaceutical
      Industries, Ltd.                    156,683    207,249       0.0%
    Auswide Bank, Ltd.                      3,475     14,816       0.0%
    Automotive Holdings Group, Ltd.       125,471    422,102       0.0%
*   AWE, Ltd.                             292,981    329,640       0.0%
    Bank of Queensland, Ltd.              123,765  1,270,935       0.1%
#   BC Iron, Ltd.                          41,913     13,922       0.0%
    Beach Energy, Ltd.                    714,543    623,268       0.1%
#   Beadell Resources, Ltd.               414,541     75,116       0.0%
#   Bega Cheese, Ltd.                      25,909     98,762       0.0%
#   Bendigo & Adelaide Bank, Ltd.         162,298  1,544,923       0.1%
    BHP Billiton, Ltd.                    312,205  7,972,583       0.5%
#   BHP Billiton, Ltd. Sponsored ADR       10,469    536,955       0.1%
*   Billabong International, Ltd.         230,704    112,871       0.0%
    Blackmores, Ltd.                        3,500    176,217       0.0%
    BlueScope Steel, Ltd.                 136,153    374,629       0.0%
#*  Boart Longyear, Ltd.                  161,114     25,199       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
AUSTRALIA -- (Continued)
    Boral, Ltd.                           272,944 $1,359,642       0.1%
    Bradken, Ltd.                          97,128    174,687       0.0%
    Brambles, Ltd.                         70,098    597,491       0.1%
#   Breville Group, Ltd.                   19,239    116,458       0.0%
    Brickworks, Ltd.                       12,351    142,807       0.0%
    BT Investment Management, Ltd.         22,273    167,668       0.0%
#   Cabcharge Australia, Ltd.              67,232    239,533       0.0%
    Caltex Australia, Ltd.                 20,543    572,941       0.1%
#   Cardno, Ltd.                           81,711    221,963       0.0%
*   Carnarvon Petroleum, Ltd.             105,419      9,994       0.0%
#   carsales.com, Ltd.                     56,024    418,519       0.0%
#   Cash Converters International, Ltd.   177,688    120,964       0.0%
#   Cedar Woods Properties, Ltd.           30,546    129,194       0.0%
    Challenger, Ltd.                       65,660    364,594       0.0%
#   CIMIC Group, Ltd.                      18,581    307,697       0.0%
*   Citigold Corp., Ltd.                  194,096      3,137       0.0%
*   Coal of Africa, Ltd.                   24,372        947       0.0%
    Coca-Cola Amatil, Ltd.                 38,916    315,054       0.0%
    Cochlear, Ltd.                          3,449    227,107       0.0%
*   Coffey International, Ltd.             53,206      6,531       0.0%
    Commonwealth Bank of Australia         26,352  1,844,560       0.1%
    Computershare, Ltd.                    22,394    217,231       0.0%
    Corporate Travel Management, Ltd.       7,047     59,413       0.0%
    Crown Resorts, Ltd.                    15,532    159,044       0.0%
    CSG, Ltd.                              81,618    102,837       0.0%
    CSL, Ltd.                              20,897  1,497,966       0.1%
    CSR, Ltd.                             332,217    954,804       0.1%
*   Cue Energy Resources, Ltd.             31,448      2,377       0.0%
    Decmil Group, Ltd.                     58,456     53,152       0.0%
*   Devine, Ltd.                            2,971      1,853       0.0%
    Dick Smith Holdings, Ltd.              22,957     37,843       0.0%
    Domino's Pizza Enterprises, Ltd.       17,144    493,417       0.1%
    Downer EDI, Ltd.                      221,084    768,780       0.1%
#*  Drillsearch Energy, Ltd.              241,851    230,097       0.0%
    DuluxGroup, Ltd.                       99,568    496,611       0.1%
    Echo Entertainment Group, Ltd.        437,339  1,561,543       0.1%
*   Elders, Ltd.                           13,008     29,888       0.0%
*   Emeco Holdings, Ltd.                  218,506     17,153       0.0%
*   Energy Resources of Australia, Ltd.    65,369     69,250       0.0%
*   Energy World Corp., Ltd.              238,480     81,926       0.0%
    Equity Trustees, Ltd.                   3,050     52,598       0.0%
    ERM Power, Ltd.                        24,978     49,931       0.0%
    Euroz, Ltd.                             1,190        951       0.0%
    Evolution Mining, Ltd.                143,547    114,542       0.0%
    Fairfax Media, Ltd.                 1,054,055    867,292       0.1%
*   FAR, Ltd.                             557,529     45,925       0.0%
    Finbar Group, Ltd.                     18,455     18,690       0.0%
    Fleetwood Corp., Ltd.                   2,933      3,028       0.0%
#   Flight Centre Travel Group, Ltd.        3,479    118,977       0.0%
#   Fortescue Metals Group, Ltd.          348,575    588,853       0.1%
#   G8 Education, Ltd.                     14,499     41,150       0.0%
    GrainCorp, Ltd. Class A               114,204    890,274       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Grange Resources, Ltd.              122,656 $   11,252       0.0%
#   Greencross, Ltd.                     12,695     66,449       0.0%
    GUD Holdings, Ltd.                   31,454    196,548       0.0%
#   GWA Group, Ltd.                      93,755    184,432       0.0%
    Hansen Technologies, Ltd.            19,184     33,613       0.0%
#   Harvey Norman Holdings, Ltd.        189,572    657,441       0.1%
*   Helloworld, Ltd.                     13,926      4,084       0.0%
    HFA Holdings, Ltd.                   53,728     97,366       0.0%
*   Hillgrove Resources, Ltd.            19,911      5,181       0.0%
    Hills, Ltd.                         108,678     58,437       0.0%
*   Horizon Oil, Ltd.                   329,531     31,227       0.0%
#   iiNET, Ltd.                          39,024    305,229       0.0%
#   Iluka Resources, Ltd.               115,285    734,636       0.1%
*   Imdex, Ltd.                          49,768     13,343       0.0%
    Incitec Pivot, Ltd.                 580,914  1,824,371       0.1%
    Independence Group NL               118,603    553,432       0.1%
*   Infigen Energy                      164,162     39,550       0.0%
#   Infomedia, Ltd.                      94,279     92,755       0.0%
    Insurance Australia Group, Ltd.     196,503    900,579       0.1%
#   Invocare, Ltd.                       29,723    314,109       0.0%
#   IOOF Holdings, Ltd.                  43,255    343,179       0.0%
    Iress, Ltd.                          27,502    225,544       0.0%
*   iSelect, Ltd.                        48,492     58,395       0.0%
    James Hardie Industries
      P.L.C.(B3LCV80)                       100      5,775       0.0%
    James Hardie Industries
      P.L.C.(B60QWJ2)                    29,101    334,243       0.0%
#   JB Hi-Fi, Ltd.                       26,179    404,388       0.0%
#*  Kingsgate Consolidated, Ltd.         46,190     25,944       0.0%
    Lend Lease Group                    142,650  1,802,422       0.1%
#*  Lonestar Resources, Ltd.             73,784     11,425       0.0%
*   Lynas Corp., Ltd.                    90,195      3,170       0.0%
#   M2 Group, Ltd.                       36,594    316,677       0.0%
    MACA, Ltd.                           27,572     19,492       0.0%
*   Macmahon Holdings, Ltd.             239,512      8,179       0.0%
    Macquarie Atlas Roads Group          66,325    170,039       0.0%
    Macquarie Group, Ltd.                85,618  5,246,034       0.3%
    Magellan Financial Group, Ltd.       19,192    301,208       0.0%
    MaxiTRANS Industries, Ltd.           43,486     15,104       0.0%
*   Mayne Pharma Group, Ltd.            125,458    106,837       0.0%
    McMillan Shakespeare, Ltd.           19,812    180,852       0.0%
    McPherson's, Ltd.                    18,083     15,647       0.0%
*   Medusa Mining, Ltd.                  70,472     52,050       0.0%
    Melbourne IT, Ltd.                   24,889     26,642       0.0%
    Metals X, Ltd.                       20,778     24,058       0.0%
#   Metcash, Ltd.                       508,332    530,629       0.1%
    Mincor Resources NL                  60,677     27,299       0.0%
*   Mineral Deposits, Ltd.               28,317     16,666       0.0%
#   Mineral Resources, Ltd.              86,351    438,996       0.0%
#   MMA Offshore, Ltd.                   80,322     44,158       0.0%
#   Monadelphous Group, Ltd.             37,806    294,635       0.0%
    Mortgage Choice, Ltd.                37,287     81,131       0.0%
    Mount Gibson Iron, Ltd.             292,783     46,704       0.0%
#   Myer Holdings, Ltd.                 364,902    398,647       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
AUSTRALIA -- (Continued)
    MyState, Ltd.                         7,573 $   31,140       0.0%
    National Australia Bank, Ltd.       146,901  4,253,572       0.3%
#   Navitas, Ltd.                        59,917    218,065       0.0%
*   Newcrest Mining, Ltd.               159,955  1,793,012       0.1%
    NIB Holdings, Ltd.                   88,900    256,318       0.0%
    Nick Scali, Ltd.                      5,910     16,751       0.0%
    Northern Star Resources, Ltd.       166,705    296,469       0.0%
#   NRW Holdings, Ltd.                  133,122     19,881       0.0%
    Nufarm, Ltd.                         99,763    571,778       0.1%
*   Oberbank AG                              46      2,652       0.0%
    Oil Search, Ltd.                     42,480    269,687       0.0%
#   Orica, Ltd.                         131,272  2,080,354       0.1%
    Origin Energy, Ltd.                 180,805  1,807,269       0.1%
#*  Orocobre, Ltd.                       14,748     28,447       0.0%
    Orora, Ltd.                          35,397     61,586       0.0%
#   OrotonGroup, Ltd.                     3,801      7,824       0.0%
*   Otto Energy, Ltd.                   333,989     29,714       0.0%
    OZ Minerals, Ltd.                   165,454    609,099       0.1%
    OzForex Group, Ltd.                  72,862    130,131       0.0%
#   Pacific Brands, Ltd.                392,941    134,383       0.0%
#*  Paladin Energy, Ltd.                868,274    237,909       0.0%
#   PanAust, Ltd.                       233,335    318,870       0.0%
#   Panoramic Resources, Ltd.           115,565     47,172       0.0%
    Patties Foods, Ltd.                  17,109     15,905       0.0%
    Peet, Ltd.                           43,083     38,854       0.0%
#   Perpetual, Ltd.                       8,760    373,056       0.0%
*   Phosphagenics, Ltd.                  15,812        398       0.0%
    Platinum Asset Management, Ltd.      12,467     74,195       0.0%
*   Platinum Australia, Ltd.             59,641        283       0.0%
*   PMP, Ltd.                            31,929     10,808       0.0%
    Premier Investments, Ltd.            52,695    530,999       0.1%
*   Prima Biomed, Ltd.                   75,579      1,380       0.0%
#   Primary Health Care, Ltd.           303,220  1,186,799       0.1%
    Prime Media Group, Ltd.             164,223    111,027       0.0%
    Programmed Maintenance Services,
      Ltd.                               53,595    118,385       0.0%
*   Qantas Airways, Ltd.                486,209  1,299,607       0.1%
    QBE Insurance Group, Ltd.           188,691  2,035,172       0.1%
    Qube Holdings, Ltd.                 101,717    223,462       0.0%
*   Ramelius Resources, Ltd.             55,377      5,985       0.0%
    Ramsay Health Care, Ltd.              6,122    301,792       0.0%
    RCG Corp., Ltd.                      28,301     22,597       0.0%
    RCR Tomlinson, Ltd.                  54,912     81,237       0.0%
    REA Group, Ltd.                       3,734    138,888       0.0%
    Recall Holdings, Ltd.                 5,686     32,657       0.0%
#   Reckon, Ltd.                         15,738     25,251       0.0%
*   Red Fork Energy, Ltd.                57,145        204       0.0%
*   Redflex Holdings, Ltd.               15,216      7,037       0.0%
    Reece Australia, Ltd.                   839     22,701       0.0%
#*  Regis Resources, Ltd.               133,568    133,596       0.0%
#   Reject Shop, Ltd. (The)              14,887     76,410       0.0%
*   Resolute Mining, Ltd.               367,866     99,234       0.0%
    Retail Food Group, Ltd.              51,624    282,696       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Ridley Corp., Ltd.                  136,387 $  121,726       0.0%
    Rio Tinto, Ltd.                      19,296    869,811       0.1%
    Ruralco Holdings, Ltd.                6,256     18,009       0.0%
    SAI Global, Ltd.                     71,105    221,203       0.0%
#   Salmat, Ltd.                         16,043      9,757       0.0%
*   Samson Oil & Gas, Ltd. Sponsored
      ADR                                 1,058      1,682       0.0%
    Sandfire Resources NL                48,480    187,573       0.0%
    Santos, Ltd.                        148,573    967,557       0.1%
*   Saracen Mineral Holdings, Ltd.      511,730    185,274       0.0%
#   Sedgman, Ltd.                        31,588     17,982       0.0%
    Seek, Ltd.                           19,243    246,131       0.0%
    Select Harvests, Ltd.                23,399    165,859       0.0%
#*  Senex Energy, Ltd.                  379,740    120,289       0.0%
#   Servcorp, Ltd.                        8,966     45,057       0.0%
    Service Stream, Ltd.                  8,008      1,359       0.0%
#   Seven Group Holdings, Ltd.           68,697    397,675       0.0%
    Seven West Media, Ltd.              365,715    364,390       0.0%
    Sigma Pharmaceuticals, Ltd.         608,901    417,472       0.0%
#*  Silex Systems, Ltd.                  12,982      5,381       0.0%
    Silver Chef, Ltd.                     1,940     13,351       0.0%
#*  Silver Lake Resources, Ltd.          61,727      8,696       0.0%
#   Sims Metal Management, Ltd.         114,387    974,917       0.1%
    Sirtex Medical, Ltd.                 14,466    241,734       0.0%
    Skilled Group, Ltd.                  49,258     50,140       0.0%
#   Slater & Gordon, Ltd.                40,712    203,863       0.0%
#   SMS Management & Technology, Ltd.    34,076     87,982       0.0%
    Sonic Healthcare, Ltd.               25,999    407,455       0.0%
    Southern Cross Media Group, Ltd.    236,188    199,140       0.0%
    Spark Infrastructure Group          193,532    297,612       0.0%
    Specialty Fashion Group, Ltd.        16,869      6,869       0.0%
#*  St Barbara, Ltd.                    148,747     46,753       0.0%
    Steadfast Group, Ltd.                19,169     22,761       0.0%
*   Strike Energy, Ltd.                  53,210      4,625       0.0%
#   STW Communications Group, Ltd.       97,822     49,684       0.0%
    Suncorp Group, Ltd.                 177,860  1,839,316       0.1%
    Sunland Group, Ltd.                  26,250     39,102       0.0%
#   Super Retail Group, Ltd.             34,839    271,202       0.0%
    Tabcorp Holdings, Ltd.              387,831  1,489,920       0.1%
#*  Tap Oil, Ltd.                        84,108     19,838       0.0%
    Tassal Group, Ltd.                   91,580    233,660       0.0%
    Tatts Group, Ltd.                   489,736  1,560,024       0.1%
    Technology One, Ltd.                 65,676    201,648       0.0%
#*  Ten Network Holdings, Ltd.          802,994    129,924       0.0%
#   TFS Corp., Ltd.                      82,989    109,113       0.0%
    Thorn Group, Ltd.                     3,330      6,946       0.0%
*   Tiger Resources, Ltd.               232,205     10,731       0.0%
    Toll Holdings, Ltd.                 283,384  2,005,713       0.1%
#   Tox Free Solutions, Ltd.             59,393    141,825       0.0%
#   TPG Telecom, Ltd.                    31,955    224,189       0.0%
*   Transfield Services, Ltd.           259,153    294,031       0.0%
#   Transpacific Industries Group, Ltd. 784,360    473,424       0.0%
    Treasury Wine Estates, Ltd.         320,644  1,406,269       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                        SHARES    VALUE++    OF NET ASSETS**
                                        ------- ------------ ---------------
AUSTRALIA -- (Continued)
#   UGL, Ltd.                            62,043 $     85,248       0.0%
    UXC, Ltd.                           121,625       72,145       0.0%
    Veda Group, Ltd.                      6,412       11,571       0.0%
    Villa World, Ltd.                    31,087       56,182       0.0%
#   Village Roadshow, Ltd.               26,871      119,230       0.0%
*   Virgin Australia Holdings, Ltd.     272,729           --       0.0%
*   Virgin Australia Holdings, Ltd.
      (B43DQC7)                         357,674      144,112       0.0%
#   Virtus Health, Ltd.                  24,107      145,288       0.0%
    Vision Eye Institute, Ltd.           81,552       45,152       0.0%
    Vita Group, Ltd.                      7,991       10,308       0.0%
#   Vocus Communications, Ltd.           24,337      111,442       0.0%
    Washington H Soul Pattinson & Co.,
      Ltd.                               11,782      138,114       0.0%
    Watpac, Ltd.                         44,377       27,050       0.0%
    Webjet, Ltd.                         10,348       30,173       0.0%
    Wesfarmers, Ltd.                     52,599    1,813,060       0.1%
    Western Areas, Ltd.                  76,621      222,407       0.0%
    Westpac Banking Corp.                59,493    1,709,274       0.1%
#   Westpac Banking Corp. Sponsored ADR  12,390      357,575       0.0%
#*  Whitehaven Coal, Ltd.               139,550      181,884       0.0%
    Woodside Petroleum, Ltd.            183,856    5,070,234       0.3%
    Woolworths, Ltd.                     52,266    1,213,493       0.1%
#   WorleyParsons, Ltd.                  23,712      217,668       0.0%
                                                ------------       ---
TOTAL AUSTRALIA                                  110,645,036       6.6%
                                                ------------       ---
AUSTRIA -- (0.5%)
*   A-TEC Industries AG                   1,773           --       0.0%
    Agrana Beteiligungs AG                  717       65,231       0.0%
    AMAG Austria Metall AG                  878       31,511       0.0%
    Andritz AG                            5,994      350,929       0.0%
    Atrium European Real Estate, Ltd.     5,591       27,440       0.0%
    Austria Technologie &
      Systemtechnik AG                   13,850      219,887       0.0%
    BUWOG AG                              2,364       47,797       0.0%
    CA Immobilien Anlagen AG                701       12,722       0.0%
    Conwert Immobilien Invest SE          9,270      117,192       0.0%
    DO & CO AG                            1,742      128,836       0.0%
    Erste Group Bank AG                  24,020      678,171       0.1%
    EVN AG                                4,949       56,316       0.0%
    Flughafen Wien AG                       665       59,967       0.0%
*   IMMOFINANZ AG                        34,531      103,878       0.0%
*   Kapsch TrafficCom AG                  1,265       28,390       0.0%
    Lenzing AG                            3,520      239,835       0.0%
    Mayr Melnhof Karton AG                2,002      232,246       0.0%
    Oberbank AG                             693       39,953       0.0%
#   Oesterreichische Post AG              8,848      430,542       0.1%
    OMV AG                               51,511    1,714,475       0.1%
    Palfinger AG                          2,086       62,729       0.0%
    POLYTEC Holding AG                    4,447       37,615       0.0%
    Porr AG                                 646       38,369       0.0%
#   Raiffeisen Bank International AG     25,858      429,252       0.0%
    RHI AG                                6,707      192,232       0.0%
    Rosenbauer International AG             950       90,576       0.0%
    S IMMO AG                            12,023      112,470       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
AUSTRIA -- (Continued)
    Schoeller-Bleckmann Oilfield
      Equipment AG                        2,826 $  199,224       0.0%
#   Semperit AG Holding                   3,086    141,118       0.0%
    Strabag SE                            7,937    185,122       0.0%
    UBM Realitaetenentwicklung AG            73      3,260       0.0%
    UNIQA Insurance Group AG             15,344    150,727       0.0%
#   Verbund AG                            6,781    114,736       0.0%
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe                 3,353    133,432       0.0%
    Voestalpine AG                       12,662    530,133       0.1%
    Wienerberger AG                      55,653    904,444       0.1%
*   Wolford AG                              299      8,047       0.0%
    Zumtobel Group AG                    10,068    275,394       0.0%
                                                ----------       ---
TOTAL AUSTRIA                                    8,194,198       0.5%
                                                ----------       ---
BELGIUM -- (1.6%)
*   Ablynx NV                             6,175     68,105       0.0%
    Ackermans & van Haaren NV            13,885  1,696,955       0.1%
#   Ageas                                79,876  3,001,110       0.2%
*   AGFA-Gevaert NV                     114,762    287,512       0.0%
    Anheuser-Busch InBev NV              12,437  1,514,183       0.1%
    Anheuser-Busch InBev NV Sponsored
      ADR                                 3,863    463,715       0.0%
    Atenor Group                            168      8,078       0.0%
    Banque Nationale de Belgique             77    287,445       0.0%
    Barco NV                              8,256    558,091       0.1%
    Belgacom SA                          39,800  1,482,344       0.1%
*   BHF Kleinwort Benson Group           10,390     49,604       0.0%
    bpost SA                              4,483    128,566       0.0%
    Cie d'Entreprises CFE                 4,062    439,503       0.0%
    Cie Immobiliere de Belgique SA          233     13,585       0.0%
    Cie Maritime Belge SA                 2,390     33,397       0.0%
    Colruyt SA                           25,251  1,193,427       0.1%
    D'ieteren SA                          9,869    384,938       0.0%
    Deceuninck NV                        30,550     66,590       0.0%
    Delhaize Group SA                    43,954  3,538,311       0.2%
    Delhaize Group SA Sponsored ADR      29,692    594,434       0.1%
    Econocom Group SA                    48,108    420,729       0.0%
    Elia System Operator SA               4,295    190,593       0.0%
#*  Euronav NV                           39,076    537,723       0.1%
    EVS Broadcast Equipment SA            3,456    135,153       0.0%
    Exmar NV                             16,386    172,692       0.0%
#   Fagron                               11,223    496,056       0.0%
*   Ion Beam Applications                 5,092    126,492       0.0%
*   KBC Groep NV                         28,026  1,843,922       0.1%
    Kinepolis Group NV                    5,625    218,049       0.0%
    Lotus Bakeries                           50     70,427       0.0%
*   MDxHealth                             3,419     19,119       0.0%
    Melexis NV                            5,686    351,026       0.0%
*   Mobistar SA                          24,637    468,557       0.0%
#   NV Bekaert SA                        22,207    645,160       0.1%
#*  Nyrstar NV                          196,348    772,153       0.1%
    Picanol                               1,247     59,956       0.0%
*   RealDolmen                            1,173     23,637       0.0%
    Recticel SA                          12,253     58,320       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
BELGIUM -- (Continued)
*   Rentabiliweb Group                      846 $     5,868       0.0%
    Resilux                                 778     137,678       0.0%
*   Roularta Media Group NV                 199       3,270       0.0%
    Sioen Industries NV                   4,242      69,500       0.0%
    Sipef SA                              1,541      87,793       0.0%
    Solvay SA                            21,413   3,152,957       0.2%
*   Telenet Group Holding NV              3,075     184,793       0.0%
#*  Tessenderlo Chemie NV                22,426     738,131       0.1%
#*  ThromboGenics NV                      4,993      29,876       0.0%
#   UCB SA                                5,551     399,854       0.0%
#   Umicore SA                           43,804   2,177,350       0.1%
#   Van de Velde NV                       3,640     217,450       0.0%
*   Viohalco SA                          25,814      76,862       0.0%
                                                -----------       ---
TOTAL BELGIUM                                    29,701,039       1.8%
                                                -----------       ---
CANADA -- (7.9%)
*   5N Plus, Inc.                        33,915      57,064       0.0%
    Absolute Software Corp.               7,651      62,907       0.0%
    Acadian Timber Corp.                  3,299      51,953       0.0%
*   Advantage Oil & Gas, Ltd.           114,310     707,746       0.1%
    Aecon Group, Inc.                    33,335     362,223       0.0%
#   AG Growth International, Inc.         4,160     180,295       0.0%
#   AGF Management, Ltd. Class B         42,935     274,727       0.0%
    Agnico Eagle Mines, Ltd.(2009823)    13,878     420,077       0.0%
    Agnico Eagle Mines, Ltd.(008474108)  11,564     350,389       0.0%
    Agrium, Inc.(2213538)                 5,000     518,027       0.1%
    Agrium, Inc.(008916108)               7,409     767,795       0.1%
    AGT Food & Ingredients, Inc.          8,412     186,089       0.0%
#   Aimia, Inc.                          17,893     198,729       0.0%
*   Air Canada                            4,300      41,058       0.0%
    AirBoss of America Corp.              2,398      31,086       0.0%
    Akita Drilling, Ltd. Class A            900       8,075       0.0%
*   Alacer Gold Corp.                   159,987     362,010       0.0%
    Alamos Gold, Inc.(2411707)           35,296     243,986       0.0%
*   Alamos Gold, Inc.(011527108)         52,395     362,573       0.0%
*   Alexco Resource Corp.                12,984       5,488       0.0%
    Algoma Central Corp.                  1,740      24,387       0.0%
    Algonquin Power & Utilities Corp.    69,485     566,131       0.1%
    Alimentation Couche Tard, Inc.
      Class B                            19,600     750,210       0.1%
#   AltaGas, Ltd.                         5,600     190,303       0.0%
#*  Alterra Power Corp.                  49,453      15,371       0.0%
#   Altus Group, Ltd.                    10,000     167,261       0.0%
*   Amerigo Resources, Ltd.              23,684       8,245       0.0%
#   Amica Mature Lifestyles, Inc.         5,700      34,961       0.0%
#   ARC Resources, Ltd.                  24,308     497,443       0.0%
#*  Argonaut Gold, Inc.                  65,566     110,318       0.0%
    Arsenal Energy, Inc.                  5,661      18,721       0.0%
    Atco, Ltd. Class I                    4,600     174,354       0.0%
#*  Athabasca Oil Corp.                 141,451     259,102       0.0%
*   ATS Automation Tooling Systems,
      Inc.                               16,045     177,007       0.0%
    AuRico Gold, Inc.                   180,925     631,325       0.1%
#   AutoCanada, Inc.                      3,400     112,582       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
CANADA -- (Continued)
#*  Avigilon Corp.                        8,795 $  151,771       0.0%
    Axia NetMedia Corp.                   5,600     14,899       0.0%
*   B2Gold Corp.                        358,457    561,528       0.1%
#   Badger Daylighting, Ltd.             11,126    276,098       0.0%
#*  Ballard Power Systems, Inc.          16,800     37,457       0.0%
#   Bank of Montreal(2076009)            15,946  1,041,744       0.1%
    Bank of Montreal(063671101)          22,232  1,451,750       0.1%
    Bank of Nova Scotia
      (The)(064149107)                   27,254  1,503,603       0.1%
    Bank of Nova Scotia (The)(2076281)    6,849    377,674       0.0%
*   Bankers Petroleum, Ltd.             138,069    410,831       0.0%
    Barrick Gold Corp.(067901108)       205,800  2,679,516       0.2%
    Barrick Gold Corp.(2024644)           9,774    127,026       0.0%
#   Baytex Energy Corp.(B4VGVM3)            900     17,582       0.0%
#   Baytex Energy Corp.(07317Q105)       18,547    361,296       0.0%
*   Bellatrix Exploration, Ltd.          48,102    151,104       0.0%
*   Birchcliff Energy, Ltd.              63,043    455,644       0.0%
#   Bird Construction, Inc.              15,559    147,659       0.0%
#   Black Diamond Group, Ltd.            11,841    166,157       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)           101,303  1,028,563       0.1%
#*  BlackBerry, Ltd.(09228F103)          61,363    623,448       0.1%
*   BlackPearl Resources, Inc.           94,016     95,068       0.0%
*   BNK Petroleum, Inc.                  41,642     24,160       0.0%
    Bombardier, Inc. Class B             62,760    126,924       0.0%
#   Bonavista Energy Corp.               92,511    637,187       0.1%
#   Bonterra Energy Corp.                15,274    488,287       0.0%
    Boralex, Inc. Class A                13,800    158,417       0.0%
#*  BRP, Inc.                             4,100     90,971       0.0%
    CAE, Inc.(2162760)                   16,827    208,786       0.0%
    CAE, Inc.(124765108)                  1,450     17,994       0.0%
#   Calfrac Well Services, Ltd.          25,958    216,012       0.0%
    Calian Technologies, Ltd.             1,000     15,334       0.0%
    Cameco Corp.(2166160)                20,249    356,141       0.0%
    Cameco Corp.(13321L108)              37,239    654,662       0.1%
    Canaccord Genuity Group, Inc.        67,597    388,267       0.0%
#*  Canacol Energy, Ltd.                 29,015     94,511       0.0%
#   Canadian Energy Services &
      Technology Corp.                   32,261    162,842       0.0%
    Canadian Imperial Bank of
      Commerce(2170525)                   4,351    349,378       0.0%
    Canadian Imperial Bank of
      Commerce(136069101)                 6,907    554,494       0.1%
    Canadian Natural Resources,
      Ltd.(136385101)                    64,834  2,155,730       0.1%
    Canadian Natural Resources,
      Ltd.(2171573)                      17,000    564,882       0.1%
    Canadian Oil Sands, Ltd.             83,688    909,366       0.1%
#   Canadian Tire Corp., Ltd. Class A    10,016  1,060,874       0.1%
    Canadian Western Bank                47,900  1,245,440       0.1%
    Canam Group, Inc. Class A            21,806    247,972       0.0%
    CanElson Drilling, Inc.              46,447    177,088       0.0%
#   Canexus Corp.                        32,646     54,117       0.0%
*   Canfor Corp.                         24,916    493,777       0.0%
    Canfor Pulp Products, Inc.           18,452    235,678       0.0%
#   CanWel Building Materials Group,
      Ltd.                                  991      4,600       0.0%
    Canyon Services Group, Inc.          13,638     92,917       0.0%
    Capital Power Corp.                  13,484    277,727       0.0%
    Capstone Infrastructure Corp.        58,101    178,180       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
CANADA -- (Continued)
#*  Capstone Mining Corp.               182,938 $  254,733       0.0%
    Cascades, Inc.                       40,625    235,702       0.0%
*   Catamaran Corp.(B8J4N87)              4,000    237,513       0.0%
*   Catamaran Corp.(B3N9ZT8)              4,229    250,991       0.0%
#   Cathedral Energy Services, Ltd.      19,963     39,049       0.0%
    CCL Industries, Inc. Class B          6,734    774,201       0.1%
*   Celestica, Inc.(2263362)             66,931    817,152       0.1%
*   Celestica, Inc.(15101Q108)           32,562    397,582       0.0%
    Cenovus Energy, Inc.(B57FG04)         6,900    129,993       0.0%
    Cenovus Energy, Inc.(15135U109)      72,559  1,365,560       0.1%
    Centerra Gold, Inc.                  93,007    481,031       0.0%
#*  Cequence Energy, Ltd.                79,682     66,704       0.0%
#   Cervus Equipment Corp.                5,594     86,193       0.0%
*   CGI Group, Inc. Class A(2159740)      7,471    314,445       0.0%
*   CGI Group, Inc. Class A(39945C109)    7,633    321,120       0.0%
#*  China Gold International Resources
      Corp., Ltd.                       109,174    182,786       0.0%
*   Chinook Energy, Inc.                 38,922     43,229       0.0%
    CI Financial Corp.                    5,639    165,735       0.0%
#   Cineplex, Inc.                       10,457    418,627       0.0%
*   Claude Resources, Inc.               31,500     18,537       0.0%
    Clearwater Seafoods, Inc.             7,758     79,734       0.0%
    Cogeco Cable, Inc.                   11,395    652,721       0.1%
    Cogeco, Inc.                          4,164    186,785       0.0%
    Colabor Group, Inc.                   7,067      6,443       0.0%
    COM DEV International, Ltd.          41,363    169,360       0.0%
    Computer Modelling Group, Ltd.       21,330    235,311       0.0%
    Constellation Software, Inc.          1,092    428,111       0.0%
#*  Copper Mountain Mining Corp.         76,683     92,159       0.0%
    Corby Spirit and Wine, Ltd.           2,450     47,741       0.0%
#*  Corridor Resources, Inc.              5,600      3,481       0.0%
#   Corus Entertainment, Inc. Class B    51,639    793,952       0.1%
    Cott Corp.(22163N106)                 4,928     42,923       0.0%
    Cott Corp.(2228952)                  50,909    443,898       0.0%
#   Crescent Point Energy
      Corp.(B67C8W8)                      8,072    210,815       0.0%
    Crescent Point Energy
      Corp.(22576C101)                   92,674  2,418,802       0.2%
*   Crew Energy, Inc.                    66,491    294,842       0.0%
*   DeeThree Exploration, Ltd.           62,030    378,401       0.0%
*   Delphi Energy Corp.                  70,437     97,497       0.0%
#*  Denison Mines Corp.                 118,547    105,135       0.0%
*   Descartes Systems Group, Inc. (The)   9,080    136,445       0.0%
#   DH Corp.                             17,600    616,766       0.1%
    DHX Media, Ltd.                       4,055     27,728       0.0%
#   DirectCash Payments, Inc.             8,500    129,842       0.0%
    Dollarama, Inc.                       4,866    279,417       0.0%
#   Dominion Diamond Corp.(B95LX89)      18,256    359,824       0.0%
*   Dominion Diamond Corp.(257287102)    40,234    793,012       0.1%
    Dorel Industries, Inc. Class B       18,541    545,549       0.1%
#*  DragonWave, Inc.                      6,969      5,199       0.0%
#*  Dundee Precious Metals, Inc.         77,445    186,792       0.0%
    E-L Financial Corp., Ltd.               175     92,830       0.0%
    Eldorado Gold Corp.                 276,114  1,375,421       0.1%
#   Emera, Inc.                           2,100     70,772       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
CANADA -- (Continued)
    Empire Co., Ltd.                      7,200 $  520,202       0.1%
#   Enbridge Income Fund Holdings, Inc.  34,989  1,127,246       0.1%
    Encana Corp.(2793193)                13,705    194,585       0.0%
    Encana Corp.(292505104)             240,113  3,412,006       0.2%
*   Endeavour Mining Corp.              269,857    140,912       0.0%
#*  Endeavour Silver Corp.               60,213    122,273       0.0%
#   EnerCare, Inc.                       25,728    314,749       0.0%
    Enerflex, Ltd.                       44,807    600,893       0.1%
#*  Energy Fuels, Inc.(BFV4XV7)           5,605     27,783       0.0%
*   Energy Fuels, Inc.(BFV4XW8)           2,144     10,591       0.0%
    Enerplus Corp.(292766102)            39,171    493,946       0.0%
#   Enerplus Corp.(B584T89)              20,675    261,501       0.0%
    Enghouse Systems, Ltd.                4,227    180,852       0.0%
    Ensign Energy Services, Inc.         72,584    578,747       0.1%
#*  Epsilon Energy, Ltd.                 25,234     80,523       0.0%
#   Equitable Group, Inc.                 4,710    238,525       0.0%
*   Equity Financial Holdings, Inc.         800      6,279       0.0%
*   Essential Energy Services Trust      79,421     74,385       0.0%
#   Evertz Technologies, Ltd.             5,026     68,694       0.0%
#   Exchange Income Corp.                 4,281     78,878       0.0%
    Exco Technologies, Ltd.              13,757    175,027       0.0%
#*  EXFO, Inc.                               48        163       0.0%
#   Extendicare, Inc.                    31,304    204,455       0.0%
    Fairfax Financial Holdings, Ltd.      4,666  2,548,607       0.2%
    Fiera Capital Corp.                   8,300     94,385       0.0%
    Finning International, Inc.          44,110    903,771       0.1%
    First Capital Realty, Inc.            6,035    100,041       0.0%
#*  First Majestic Silver
      Corp.(2833583)                     45,991    224,142       0.0%
#*  First Majestic Silver
      Corp.(32076V103)                   26,297    128,066       0.0%
    First National Financial Corp.          600     11,224       0.0%
    First Quantum Minerals, Ltd.         93,427  1,431,025       0.1%
    FirstService Corp.(2350231)           4,219    276,184       0.0%
    FirstService Corp.(33761N109)         2,485    162,556       0.0%
*   Fortress Paper, Ltd. Class A          2,299      4,364       0.0%
*   Fortuna Silver Mines, Inc.           55,988    212,072       0.0%
#   Gamehost, Inc.                        4,482     46,027       0.0%
    Genesis Land Development Corp.       10,800     29,629       0.0%
#   Genworth MI Canada, Inc.             17,365    505,909       0.0%
    George Weston, Ltd.                   6,237    515,192       0.0%
    Gibson Energy, Inc.                  16,687    384,776       0.0%
    Gildan Activewear, Inc.              13,046    413,493       0.0%
#   Glacier Media, Inc.                   3,000      3,469       0.0%
    GLENTEL, Inc.                         3,800     79,213       0.0%
    Gluskin Sheff + Associates, Inc.     10,463    246,464       0.0%
    GMP Capital, Inc.                    25,253    107,166       0.0%
    Goldcorp, Inc.(380956409)            36,080    679,386       0.1%
    Goldcorp, Inc.(2676302)              12,207    229,773       0.0%
#*  Golden Star Resources, Ltd.          73,980     15,943       0.0%
*   Gran Tierra Energy, Inc.(38500T101)   1,100      4,092       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)   125,255    468,214       0.0%
*   Great Canadian Gaming Corp.          14,900    292,072       0.0%
*   Great Panther Silver, Ltd.           29,633     15,719       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
CANADA -- (Continued)
    Great-West Lifeco, Inc.               6,100 $  187,121       0.0%
*   Heroux-Devtek, Inc.                  10,096     84,935       0.0%
    High Liner Foods, Inc.                4,987     98,128       0.0%
#   HNZ Group, Inc.                       2,200     35,539       0.0%
#   Home Capital Group, Inc.              5,000    197,348       0.0%
#   Horizon North Logistics, Inc.        38,355    106,497       0.0%
    HudBay Minerals, Inc.(B05BQ98)        3,790     37,407       0.0%
    HudBay Minerals, Inc.(B05BDX1)      157,050  1,552,927       0.1%
    Hudson's Bay Co.                     16,553    361,792       0.0%
#   Husky Energy, Inc.                   31,500    704,409       0.1%
*   IAMGOLD Corp.(450913108)             23,010     51,542       0.0%
*   IAMGOLD Corp.(2446646)              196,281    439,253       0.0%
#   IGM Financial, Inc.                   3,000    113,460       0.0%
*   IMAX Corp.(2014258)                   5,400    201,744       0.0%
#*  IMAX Corp.(45245E109)                 7,725    288,606       0.0%
#*  Imperial Metals Corp.                18,005    195,346       0.0%
    Imperial Oil, Ltd.(2454241)             776     34,204       0.0%
    Imperial Oil, Ltd.(453038408)        10,107    446,022       0.0%
*   Indigo Books & Music, Inc.            1,600     15,516       0.0%
#   Industrial Alliance Insurance &
      Financial Services, Inc.           41,109  1,496,143       0.1%
#   Innergex Renewable Energy, Inc.      30,613    284,689       0.0%
    Intact Financial Corp.                5,604    431,645       0.0%
#   Inter Pipeline, Ltd.                  6,971    182,581       0.0%
*   Interfor Corp.                       37,512    536,952       0.1%
    Intertape Polymer Group, Inc.        18,164    247,356       0.0%
#*  Ithaca Energy, Inc.                 132,288    116,225       0.0%
*   Ivanhoe Energy, Inc.                  2,745        552       0.0%
    Jean Coutu Group PJC, Inc. (The)
      Class A                             5,573    108,458       0.0%
    Just Energy Group, Inc.(B693818)      2,300     12,328       0.0%
#   Just Energy Group, Inc.(B63MCN1)     22,608    121,425       0.0%
#   K-Bro Linen, Inc.                     1,828     78,468       0.0%
*   Katanga Mining, Ltd.                 83,398     18,318       0.0%
*   Kelt Exploration, Ltd.                7,845     60,534       0.0%
    Keyera Corp.                          7,800    274,568       0.0%
#   Killam Properties, Inc.              13,100    117,482       0.0%
*   Kinross Gold Corp.(496902404)         4,318     10,493       0.0%
#*  Kinross Gold Corp.(B03Z841)         445,726  1,082,451       0.1%
*   Kirkland Lake Gold, Inc.             40,588    198,146       0.0%
*   Knight Therapeutics, Inc.             1,963     12,040       0.0%
*   Lake Shore Gold Corp.               301,198    297,079       0.0%
    Laurentian Bank of Canada            20,374    815,467       0.1%
#*  Legacy Oil + Gas, Inc.               97,329    233,138       0.0%
#   Leisureworld Senior Care Corp.       12,345    157,779       0.0%
    Leon's Furniture, Ltd.                6,838     87,395       0.0%
*   Leucrotta Exploration, Inc.          33,142     31,315       0.0%
#   Lightstream Resources, Ltd.         116,588    130,454       0.0%
    Linamar Corp.                        16,431    975,918       0.1%
#   Liquor Stores N.A., Ltd.             17,435    206,648       0.0%
    Loblaw Cos., Ltd.                     8,093    411,372       0.0%
#   Long Run Exploration, Ltd.           87,044     67,817       0.0%
    Lucara Diamond Corp.                158,526    266,728       0.0%
*   Lundin Mining Corp.                 242,500  1,205,968       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
CANADA -- (Continued)
    MacDonald Dettwiler & Associates,
      Ltd.                                6,138 $  487,275       0.0%
    Magellan Aerospace Corp.              6,936     77,610       0.0%
    Magna International, Inc.            32,646  1,645,153       0.1%
#*  Mainstreet Equity Corp.               1,005     30,979       0.0%
    Major Drilling Group
      International, Inc.                49,831    267,225       0.0%
    Mandalay Resources Corp.            128,700     96,005       0.0%
#   Manitoba Telecom Services, Inc.      13,368    287,747       0.0%
    Manulife Financial Corp.(2492519)    37,301    678,931       0.1%
    Manulife Financial Corp.(56501R106)  76,588  1,394,667       0.1%
    Maple Leaf Foods, Inc.               66,971  1,285,022       0.1%
    Martinrea International, Inc.        57,075    570,040       0.1%
*   Maxim Power Corp.                     2,200      4,951       0.0%
    McCoy Global, Inc.                    4,284     14,665       0.0%
#   Medical Facilities Corp.             14,715    199,534       0.0%
*   MEG Energy Corp.                     19,181    369,948       0.0%
    Melcor Developments, Ltd.             4,353     62,815       0.0%
    Methanex Corp.                       11,900    716,170       0.1%
#   Metro, Inc.                          34,500    997,397       0.1%
*   Migao Corp.                           6,589      4,478       0.0%
*   Mitel Networks Corp.                 17,008    158,450       0.0%
#*  Mood Media Corp.                     19,033     12,305       0.0%
    Morneau Shepell, Inc.                13,596    200,700       0.0%
#   MTY Food Group, Inc.                  2,961     81,701       0.0%
#   Mullen Group, Ltd.                   51,867    899,343       0.1%
    National Bank of Canada              25,294  1,022,033       0.1%
*   Neptune Technologies &
      Bioressources, Inc.                 6,516      9,991       0.0%
    Nevsun Resources, Ltd.              137,083    540,833       0.1%
#   New Flyer Industries, Inc.           18,934    224,728       0.0%
*   New Gold, Inc.                      175,272    588,356       0.1%
    Newalta Corp.                        34,733    472,991       0.0%
#*  Niko Resources, Ltd.                 27,147      8,663       0.0%
#   Norbord, Inc.                        13,770    277,797       0.0%
    North American Energy Partners,
      Inc.(B1HTYS2)                       5,546     15,905       0.0%
    North American Energy Partners,
      Inc.(656844107)                    11,011     31,051       0.0%
#*  North American Palladium, Ltd.       37,050      2,150       0.0%
    North West Co., Inc. (The)           14,464    296,833       0.0%
#   Northland Power, Inc.                24,144    345,200       0.0%
#*  Novagold Resources, Inc.             42,029    160,940       0.0%
*   NuVista Energy, Ltd.                 70,427    521,854       0.1%
    OceanaGold Corp.                    178,600    340,472       0.0%
    Onex Corp.                            6,200    373,336       0.0%
    Open Text Corp.                       6,200    313,263       0.0%
#   Osisko Gold Royalties, Ltd.          19,053    255,353       0.0%
*   Ovivo, Inc. Class A                   8,028     11,179       0.0%
#   Pacific Rubiales Energy Corp.       125,651    424,912       0.0%
*   Painted Pony Petroleum, Ltd.         56,003    346,740       0.0%
    Pan American Silver
      Corp.(697900108)                   84,232    801,889       0.1%
    Pan American Silver Corp.(2669272)   25,434    243,482       0.0%
*   Paramount Resources, Ltd. Class A     3,054     90,342       0.0%
*   Parex Resources, Inc.                56,767    455,453       0.0%
#   Parkland Fuel Corp.                  19,002    414,847       0.0%
    Pason Systems, Inc.                  17,666    318,032       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
CANADA -- (Continued)
    Pembina Pipeline Corp.(B4PPQG5)       3,496 $  121,696       0.0%
#   Pembina Pipeline Corp.(B4PT2P8)       4,324    150,471       0.0%
#   Pengrowth Energy Corp.              149,634    502,294       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)   42,468    105,598       0.0%
    Penn West Petroleum,
      Ltd.(707887105)                    79,923    197,410       0.0%
*   Performance Sports Group, Ltd.        6,734    136,689       0.0%
#*  Perpetual Energy, Inc.               52,190     46,718       0.0%
#   Peyto Exploration & Development
      Corp.                               8,710    253,179       0.0%
#   PHX Energy Services Corp.            14,152     81,757       0.0%
#   Pizza Pizza Royalty Corp.             9,335    110,256       0.0%
*   Poseidon Concepts Corp.               6,541          7       0.0%
    Precision Drilling Corp.(B5YPLH9)    83,917    610,685       0.1%
    Precision Drilling Corp.(74022D308)  20,286    147,479       0.0%
#   Premium Brands Holdings Corp.         7,923    208,106       0.0%
*   Primero Mining Corp.(74164W106)       6,304     23,199       0.0%
#*  Primero Mining Corp.(B4Z8FV2)        77,241    284,892       0.0%
    Progressive Waste Solutions,
      Ltd.(B3DJGB7)                      16,623    480,434       0.0%
    Progressive Waste Solutions,
      Ltd.(74339G101)                    10,715    309,771       0.0%
#   Pulse Seismic, Inc.                  33,004     75,227       0.0%
*   QLT, Inc.                             3,731     13,607       0.0%
    Quebecor, Inc. Class B               16,000    440,017       0.0%
*   Questerre Energy Corp. Class A       16,560      4,392       0.0%
    Reitmans Canada, Ltd.                   700      3,638       0.0%
    Reitmans Canada, Ltd. Class A        26,099    151,208       0.0%
    Richelieu Hardware, Ltd.              4,307    224,899       0.0%
*   Richmont Mines, Inc.                 21,088     67,817       0.0%
#   Ritchie Bros Auctioneers,
      Inc.(2345390)                       3,200     80,975       0.0%
    Ritchie Bros Auctioneers,
      Inc.(767744105)                    11,313    286,106       0.0%
*   RMP Energy, Inc.                     84,637    227,289       0.0%
#*  Rock Energy, Inc.                    16,987     47,871       0.0%
#   Rocky Mountain Dealerships, Inc.     11,178     82,827       0.0%
#   Rogers Sugar, Inc.                   59,748    225,324       0.0%
    RONA, Inc.                           82,392  1,084,447       0.1%
    Royal Bank of Canada(2754383)        14,000    929,581       0.1%
    Royal Bank of Canada(780087102)      12,668    842,169       0.1%
#   Russel Metals, Inc.                  20,929    478,774       0.0%
#*  Sandstorm Gold, Ltd.                 62,637    222,721       0.0%
*   Sandvine Corp.                       44,056    153,730       0.0%
    Saputo, Inc.                         11,022    326,595       0.0%
#   Savanna Energy Services Corp.        47,416     78,601       0.0%
*   Scorpio Mining Corp.                 31,700      4,992       0.0%
*   Sears Canada, Inc.                    7,764     59,075       0.0%
#   Secure Energy Services, Inc.         21,025    297,295       0.0%
*   SEMAFO, Inc.                        190,920    587,081       0.1%
#   Shaw Communications, Inc. Class
      B(2801836)                          4,800    109,726       0.0%
    Shaw Communications, Inc. Class
      B(82028K200)                        2,103     48,054       0.0%
    ShawCor, Ltd.                        13,467    455,969       0.0%
    Sherritt International Corp.        175,629    363,922       0.0%
#*  Sierra Wireless, Inc.(2418968)       11,300    397,022       0.0%
#*  Sierra Wireless, Inc.(826516106)      6,130    215,408       0.0%
#*  Silver Standard Resources,
      Inc.(82823L106)                    19,769    107,642       0.0%
#*  Silver Standard Resources,
      Inc.(2218458)                      30,176    164,073       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
CANADA -- (Continued)
    Silver Wheaton Corp.                  9,100 $  179,511       0.0%
    SNC-Lavalin Group, Inc.               2,900    104,559       0.0%
#*  Solium Capital, Inc.                  6,894     39,713       0.0%
*   Southern Pacific Resource Corp.     135,301        561       0.0%
#   Sprott, Inc.                        106,567    234,066       0.0%
#   Spyglass Resources Corp.             80,669     23,067       0.0%
*   St Andrew Goldfields, Ltd.           48,000     11,537       0.0%
    Stantec, Inc.                        13,024    351,805       0.0%
    Stella-Jones, Inc.                    6,100    219,883       0.0%
    Strad Energy Services, Ltd.           4,059     10,126       0.0%
    Stuart Olson, Inc.                    6,050     29,636       0.0%
#   Student Transportation, Inc.         25,875    146,264       0.0%
#   Sun Life Financial, Inc.(2566124)    21,576    690,468       0.1%
    Sun Life Financial, Inc.(866796105)  11,795    377,794       0.0%
    Suncor Energy, Inc.(867224107)       88,134  2,873,168       0.2%
    Suncor Energy, Inc.(B3NB1P2)         44,972  1,464,525       0.1%
*   SunOpta, Inc.(2817510)               14,332    148,131       0.0%
*   SunOpta, Inc.(8676EP108)              8,718     90,144       0.0%
#   Superior Plus Corp.                  47,840    549,972       0.1%
#   Surge Energy, Inc.                   72,274    262,978       0.0%
#*  TAG Oil, Ltd.                        23,355     26,907       0.0%
    Talisman Energy, Inc.(87425E103)    167,418  1,334,321       0.1%
    Talisman Energy, Inc.(2068299)      148,655  1,186,529       0.1%
*   Taseko Mines, Ltd.                   74,175     62,094       0.0%
    Teck Resources, Ltd. Class
      B(2879327)                         10,991    166,619       0.0%
    Teck Resources, Ltd. Class
      B(878742204)                       74,047  1,124,033       0.1%
    TELUS Corp.                          10,600    366,629       0.0%
*   Tembec, Inc.                         27,377     63,082       0.0%
*   Teranga Gold Corp.(B5TDK82)         187,655    105,765       0.0%
#*  Teranga Gold Corp.(B4L8QT1)          11,133      6,693       0.0%
*   Thompson Creek Metals Co.,
      Inc.(884768102)                     9,468     11,930       0.0%
#*  Thompson Creek Metals Co.,
      Inc.(2439806)                      80,157    102,978       0.0%
#   Thomson Reuters Corp.                10,416    427,950       0.0%
#*  Timmins Gold Corp.                  104,102     63,850       0.0%
#   TMX Group, Ltd.                      11,135    496,253       0.0%
    TORC Oil & Gas, Ltd.                 58,903    512,623       0.0%
    Toromont Industries, Ltd.            22,041    573,815       0.1%
    Toronto-Dominion Bank
      (The)(2897222)                     42,258  1,950,908       0.1%
    Toronto-Dominion Bank
      (The)(891160509)                    5,699    263,066       0.0%
    Torstar Corp. Class B                30,474    181,859       0.0%
    Total Energy Services, Inc.          20,184    257,632       0.0%
*   Tourmaline Oil Corp.                  9,606    331,532       0.0%
#   TransAlta Corp.(2901628)             24,788    246,545       0.0%
    TransAlta Corp.(89346D107)          113,842  1,129,313       0.1%
#   TransAlta Renewables, Inc.            4,100     42,376       0.0%
    TransCanada Corp.                    12,267    569,376       0.1%
    Transcontinental, Inc. Class A       37,532    577,990       0.1%
    TransForce, Inc.                     24,833    560,878       0.1%
    TransGlobe Energy Corp.              35,703    162,757       0.0%
#   Trican Well Service, Ltd.            88,845    375,557       0.0%
#   Trilogy Energy Corp.                  4,100     31,298       0.0%
    Trinidad Drilling, Ltd.              80,521    338,368       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
CANADA -- (Continued)
*   Turquoise Hill Resources,
      Ltd.(900435108)                      17,904 $     74,481       0.0%
*   Turquoise Hill Resources,
      Ltd.(B7WJ1F5)                        97,520      408,994       0.0%
*   TVA Group, Inc. Class B                   653        2,695       0.0%
#   Twin Butte Energy, Ltd.               144,834      100,838       0.0%
    Uni-Select, Inc.                        6,446      224,395       0.0%
#   Valener, Inc.                           7,789      109,362       0.0%
#   Veresen, Inc.                          16,631      250,051       0.0%
#   Vermilion Energy, Inc.(B607XS1)           900       43,325       0.0%
    Vermilion Energy, Inc.(923725105)       7,149      344,153       0.0%
    Vicwest, Inc.                           5,723       59,293       0.0%
#   Wajax Corp.                             8,209      173,706       0.0%
*   Wesdome Gold Mines, Ltd.               14,500       13,821       0.0%
    West Fraser Timber Co., Ltd.           12,562      646,373       0.1%
    Western Energy Services Corp.          31,041      181,383       0.0%
#   Western Forest Products, Inc.         172,365      261,440       0.0%
#   WesternOne, Inc.                       13,422       12,571       0.0%
    Westjet Airlines, Ltd.                  1,400       31,644       0.0%
    Westshore Terminals Investment
      Corp.                                17,189      454,622       0.0%
    Whistler Blackcomb Holdings, Inc.      12,824      193,875       0.0%
#   Whitecap Resources, Inc.               92,716    1,148,864       0.1%
    Wi-Lan, Inc.                           78,807      192,690       0.0%
    Winpak, Ltd.                            3,603      117,094       0.0%
#   WSP Global, Inc.                       24,859      885,982       0.1%
*   Xtreme Drilling & Coil Services
      Corp.                                17,787       30,812       0.0%
    Yamana Gold, Inc.(2219279)            315,440    1,205,285       0.1%
    Yamana Gold, Inc.(98462Y100)            6,868       26,236       0.0%
*   Yellow Pages, Ltd.                      5,300       69,188       0.0%
#   Zargon Oil & Gas, Ltd.                 16,494       47,848       0.0%
    ZCL Composites, Inc.                    1,950       12,429       0.0%
                                                  ------------       ---
TOTAL CANADA                                       146,100,994       8.8%
                                                  ------------       ---
CHINA -- (0.0%)
*   China Dynamics Holdings, Ltd.       1,360,000      124,218       0.0%
    China Electronics Corp. Holdings
      Co., Ltd.                           312,000      161,436       0.0%
*   Hanfeng Evergreen, Inc.                 5,700          611       0.0%
*   Technovator International, Ltd.       146,000      141,855       0.0%
                                                  ------------       ---
TOTAL CHINA                                            428,120       0.0%
                                                  ------------       ---
DENMARK -- (1.4%)
    ALK-Abello A.S.                         2,748      325,377       0.0%
    Alm Brand A.S.                         53,874      353,273       0.0%
#   Ambu A.S. Class B                      12,846      336,968       0.0%
    AP Moeller - Maersk A.S. Class A          253      487,758       0.0%
    AP Moeller - Maersk A.S. Class B          514    1,020,076       0.1%
*   Auriga Industries A.S. Class B          5,968      287,126       0.0%
#*  Bang & Olufsen A.S.                    17,643      158,650       0.0%
*   Bavarian Nordic A.S.                   11,500      538,898       0.0%
    Brodrene Hartmann A.S.                    658       23,625       0.0%
    Carlsberg A.S. Class B                 14,001    1,276,451       0.1%
    Chr Hansen Holding A.S.                19,875      962,188       0.1%
    Coloplast A.S. Class B                    436       35,588       0.0%
#*  D/S Norden A.S.                        12,539      251,576       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
DENMARK -- (Continued)
    Danske Bank A.S.                     41,074 $ 1,164,886       0.1%
    Dfds A.S.                             1,727     193,253       0.0%
    DSV A.S.                             36,230   1,256,806       0.1%
#   FLSmidth & Co. A.S.                  19,210     820,669       0.1%
*   Genmab A.S.                           7,527     579,588       0.0%
    GN Store Nord A.S.                   65,121   1,405,930       0.1%
*   H Lundbeck A.S.                      11,377     221,294       0.0%
*   H+H International A.S. Class B        7,858      63,077       0.0%
    Harboes Bryggeri A.S. Class B           511       8,092       0.0%
    IC Group A.S.                         3,217      86,171       0.0%
*   Jeudan A.S.                             667      65,640       0.0%
*   Jyske Bank A.S.                      30,655   1,501,140       0.1%
    NKT Holding A.S.                     10,884     690,699       0.1%
    Nordjyske Bank A.S.                     335       5,486       0.0%
    Novozymes A.S. Class B                8,213     378,919       0.0%
    Pandora A.S.                         12,272   1,268,452       0.1%
*   Parken Sport & Entertainment A.S.       848       7,386       0.0%
    PER Aarsleff A.S. Class B             1,070     300,305       0.0%
    Ringkjoebing Landbobank A.S.          1,399     312,847       0.0%
    Rockwool International A.S. Class B   1,772     234,777       0.0%
    Royal Unibrew A.S.                    3,951     756,370       0.1%
    RTX A.S.                              2,102      25,878       0.0%
*   Santa Fe Group A.S.                   7,775      80,588       0.0%
    Schouw & Co.                          8,130     416,681       0.0%
    SimCorp A.S.                         12,339     426,198       0.0%
    Solar A.S. Class B                    2,269     111,495       0.0%
    Spar Nord Bank A.S.                  31,713     342,679       0.0%
    Sydbank A.S.                         35,128   1,318,638       0.1%
    TDC A.S.                            240,756   1,832,973       0.1%
    Tivoli A.S.                               1         557       0.0%
#*  TK Development A.S.                  27,315      37,788       0.0%
*   Topdanmark A.S.                      38,035   1,140,761       0.1%
    Tryg A.S.                             2,241     243,360       0.0%
    United International Enterprises        798     140,524       0.0%
    Vestas Wind Systems A.S.             37,011   1,678,724       0.1%
#*  Vestjysk Bank A.S.                    1,419       2,152       0.0%
*   William Demant Holding A.S.           3,763     309,439       0.0%
#*  Zealand Pharma A.S.                   5,267      72,583       0.0%
                                                -----------       ---
TOTAL DENMARK                                    25,560,359       1.5%
                                                -----------       ---
FINLAND -- (1.8%)
    Afarak Group Oyj                     27,643      12,357       0.0%
    Ahlstrom Oyj                          6,489      56,080       0.0%
    Alandsbanken Abp Class B                  5          90       0.0%
    Alma Media Oyj                        6,053      19,935       0.0%
    Amer Sports Oyj                      65,259   1,633,172       0.1%
    Apetit Oyj                              276       4,221       0.0%
    Aspo Oyj                              6,205      47,294       0.0%
#   Atria Oyj                             3,573      36,848       0.0%
    BasWare Oyj                           1,149      52,597       0.0%
    Cargotec Oyj                         21,789     878,438       0.1%
    Caverion Corp.                       26,870     264,608       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
FINLAND -- (Continued)
    Citycon Oyj                          62,377 $  201,689       0.0%
    Cramo Oyj                             5,196     96,551       0.0%
    Elektrobit Oyj                       47,687    210,926       0.0%
    Elisa Oyj                            43,592  1,335,453       0.1%
    F-Secure Oyj                         29,375     93,350       0.0%
*   Finnair Oyj                          30,953    102,628       0.0%
*   Finnlines Oyj                           894     15,983       0.0%
    Fiskars Oyj Abp                       7,250    146,911       0.0%
    Fortum Oyj                          135,345  2,672,713       0.2%
#   HKScan Oyj Class A                   20,891    115,243       0.0%
#   Huhtamaki Oyj                        36,947  1,181,112       0.1%
    Ilkka-Yhtyma Oyj                      3,592      9,658       0.0%
    Kemira Oyj                           74,794    875,651       0.1%
#   Kesko Oyj Class A                     2,583     98,427       0.0%
    Kesko Oyj Class B                    36,433  1,488,608       0.1%
#   Kone Oyj Class B                     18,553    798,180       0.1%
    Konecranes Oyj                       12,402    402,098       0.0%
    Lassila & Tikanoja Oyj               16,410    321,151       0.0%
*   Lemminkainen Oyj                      2,421     29,663       0.0%
    Metsa Board Oyj                      95,921    566,751       0.0%
    Metso Oyj                            43,149  1,226,570       0.1%
    Munksjo Oyj                           3,591     41,861       0.0%
#   Neste Oil Oyj                        73,717  2,004,957       0.1%
#   Nokia Oyj                           340,765  2,299,288       0.1%
#   Nokian Renkaat Oyj                   42,599  1,384,298       0.1%
    Okmetic Oyj                           2,360     19,256       0.0%
    Olvi Oyj Class A                      6,755    192,058       0.0%
*   Oriola-KD Oyj Class B                61,026    275,373       0.0%
    Orion Oyj Class A                     3,872    124,972       0.0%
    Orion Oyj Class B                    25,776    842,851       0.1%
*   Outokumpu Oyj                       166,611  1,005,271       0.1%
#   Outotec Oyj                          71,586    500,167       0.0%
    PKC Group Oyj                        10,382    226,348       0.0%
    Ponsse Oy                             1,717     28,847       0.0%
#*  Poyry Oyj                             6,843     24,424       0.0%
    Raisio Oyj Class V                   51,220    228,255       0.0%
    Ramirent Oyj                         39,008    299,786       0.0%
#   Saga Furs Oyj                           284      8,410       0.0%
    Sampo Oyj Class A                    17,165    831,717       0.1%
    Sanoma Oyj                           32,889    173,238       0.0%
*   Stockmann Oyj Abp(5462371)            2,666     20,951       0.0%
#*  Stockmann Oyj Abp(5462393)            9,801     78,043       0.0%
#   Stora Enso Oyj Class R              263,493  2,772,808       0.2%
*   Talvivaara Mining Co. P.L.C.        190,260      4,849       0.0%
    Technopolis Oyj                      29,744    136,494       0.0%
    Tieto Oyj                            30,114    722,144       0.0%
    Tikkurila Oyj                        12,412    255,640       0.0%
    UPM-Kymmene Oyj                     193,274  3,497,207       0.2%
    Uponor Oyj                           16,765    258,177       0.0%
    Vaisala Oyj Class A                   1,578     42,334       0.0%
    Valmet OYJ                            8,626     99,970       0.0%
    Wartsila Oyj Abp                     10,935    501,698       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
FINLAND -- (Continued)
#   YIT Oyj                              29,594 $   208,884       0.0%
                                                -----------       ---
TOTAL FINLAND                                    34,105,532       2.0%
                                                -----------       ---
FRANCE -- (5.8%)
#   Accor SA                              5,760     315,848       0.0%
    Actia Group                           5,344      39,104       0.0%
    Aeroports de Paris                    1,905     234,832       0.0%
#*  Air France-KLM                       45,894     395,646       0.0%
    Air Liquide SA                        4,659     609,306       0.0%
    Akka Technologies SA                  2,471      77,363       0.0%
    Albioma SA                           12,436     259,609       0.0%
*   Alcatel-Lucent                      261,297     907,225       0.1%
*   Alstom SA                             8,571     269,252       0.0%
    Altamir                               2,833      36,070       0.0%
    Alten SA                              8,733     426,281       0.0%
    Altran Technologies SA               39,678     432,018       0.0%
    April SA                              6,744      96,283       0.0%
*   Archos                                3,060       7,500       0.0%
    Arkema SA                             8,914     717,338       0.1%
    Assystem                              3,682      80,242       0.0%
    Atos SE                              18,637   1,456,690       0.1%
    Aubay                                 1,565      22,690       0.0%
    Audika Groupe                         1,518      30,122       0.0%
#   AXA SA                               91,217   2,306,498       0.2%
    AXA SA Sponsored ADR                 14,588     367,326       0.0%
    Axway Software SA                     1,450      32,767       0.0%
#   Beneteau SA                           8,579     134,519       0.0%
    BioMerieux                            2,956     318,898       0.0%
    BNP Paribas SA                       69,668   4,399,622       0.3%
    Boiron SA                             2,387     265,847       0.0%
    Bollore SA(4572709)                 182,097   1,040,690       0.1%
*   Bollore SA(BQR9N80)                     200       1,112       0.0%
    Bonduelle S.C.A.                      5,814     161,448       0.0%
    Bongrain SA                           1,522      99,911       0.0%
#   Bouygues SA                          45,309   1,870,568       0.1%
    Bureau Veritas SA                    15,115     355,922       0.0%
    Burelle SA                               58      41,244       0.0%
    Cap Gemini SA                        13,755   1,225,509       0.1%
    Carrefour SA                         44,139   1,521,864       0.1%
    Casino Guichard Perrachon SA         18,881   1,669,599       0.1%
*   Cegedim SA                              820      30,338       0.0%
    Cegid Group                           3,620     158,630       0.0%
#*  CGG SA                               18,610     131,817       0.0%
#*  CGG SA Sponsored ADR                 16,300     116,056       0.0%
*   Chargeurs SA                          9,101      72,563       0.0%
    Christian Dior SE                     1,359     265,686       0.0%
    Cie de Saint-Gobain                 102,244   4,646,692       0.3%
    Cie Generale des Etablissements
      Michelin                           21,870   2,438,851       0.2%
#   CNP Assurances                       39,809     715,505       0.1%
    Credit Agricole SA                  132,414   2,060,143       0.1%
#   Danone SA                               722      52,245       0.0%
    Dassault Systemes                     2,688     207,127       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
FRANCE -- (Continued)
*   Derichebourg SA                      72,322 $  225,759       0.0%
    Devoteam SA                             983     26,273       0.0%
    Edenred                              11,907    319,219       0.0%
    Eiffage SA                            9,388    572,502       0.0%
    Electricite de France SA             24,082    612,763       0.0%
    Electricite de Strasbourg SA             88     11,221       0.0%
#*  Eramet                                3,930    323,285       0.0%
    Essilor International SA              9,238  1,125,466       0.1%
*   Esso SA Francaise                     2,429    129,837       0.0%
*   Etablissements Maurel et Prom        36,130    338,148       0.0%
    Euler Hermes Group                    3,745    409,409       0.0%
#*  Euro Disney SCA                         629        889       0.0%
    Eurofins Scientific SE                2,610    735,197       0.1%
    Eutelsat Communications SA           16,476    574,426       0.0%
    Exel Industries Class A                  69      3,346       0.0%
    Faiveley Transport SA                 2,273    143,480       0.0%
    Faurecia                             22,716  1,076,802       0.1%
#   Fimalac                               1,034    102,043       0.0%
    Fleury Michon SA                        571     34,121       0.0%
*   GameLoft SE                           9,353     49,457       0.0%
#   GDF Suez                            156,718  3,188,645       0.2%
    GL Events                             3,508     76,360       0.0%
    Groupe Crit                           1,664     89,424       0.0%
    Groupe Eurotunnel SE                 83,494  1,338,622       0.1%
    Groupe Flo                            2,320      6,902       0.0%
*   Groupe Fnac                             972     58,473       0.0%
    Groupe Gorge                          1,095     29,439       0.0%
    Guerbet                               2,479    105,268       0.0%
    Haulotte Group SA                     6,728    130,675       0.0%
    Hermes International                    308    116,156       0.0%
*   Hi-Media SA                          23,966     60,279       0.0%
    Iliad SA                              1,081    254,837       0.0%
#   Imerys SA                             4,908    373,561       0.0%
#   Ingenico                              7,163    898,760       0.1%
    Interparfums SA                       3,588    123,486       0.0%
    Ipsen SA                              9,643    553,778       0.0%
    IPSOS                                11,482    338,714       0.0%
    Jacquet Metal Service                 8,285    175,748       0.0%
    JCDecaux SA                           6,656    262,939       0.0%
#   Kering                                3,675    679,642       0.1%
    Korian-Medica                        18,152    619,349       0.1%
#   Lafarge SA                           30,333  2,213,243       0.1%
#   Lagardere SCA                        55,334  1,776,269       0.1%
    Laurent-Perrier                       1,001     94,379       0.0%
#*  Le Noble Age                          1,995     42,090       0.0%
    Lectra                                5,566     79,470       0.0%
    Legrand SA                           10,454    604,479       0.0%
    Linedata Services                       385     10,488       0.0%
    LISI                                  7,209    222,494       0.0%
    LVMH Moet Hennessy Louis Vuitton SE   5,176    905,108       0.1%
*   Manitou BF SA                         5,334    103,468       0.0%
    Manutan International                   336     17,353       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
FRANCE -- (Continued)
    Mersen                                5,211 $  142,402       0.0%
#*  METabolic EXplorer SA                10,722     59,165       0.0%
    Metropole Television SA              17,548    366,241       0.0%
    MGI Coutier                           5,682     80,913       0.0%
#   Montupet                              4,557    321,177       0.0%
    Natixis SA                          144,753  1,198,187       0.1%
#   Naturex                               2,602    173,796       0.0%
    Neopost SA                           11,138    536,311       0.0%
*   Nexans SA                            18,070    708,091       0.1%
    Nexity SA                            13,222    580,663       0.0%
    Norbert Dentressangle SA              1,253    304,757       0.0%
*   NRJ Group                             3,854     32,409       0.0%
#*  Onxeo SA                              5,700     34,952       0.0%
    Orange SA(5176177)                  177,688  2,926,755       0.2%
    Orange SA(684060106)                  3,032     49,664       0.0%
*   Orco Property Group SA                8,374      3,381       0.0%
    Orpea                                 8,663    570,651       0.0%
    Paris Orleans SA                        507     12,873       0.0%
*   Parrot SA                             4,860    128,197       0.0%
    Pernod-Ricard SA                      2,185    271,560       0.0%
*   Peugeot SA                          152,176  2,876,980       0.2%
#*  Pierre & Vacances SA                  2,735     86,882       0.0%
    Plastic Omnium SA                    18,972    528,302       0.0%
    PSB Industries SA                       755     41,147       0.0%
    Publicis Groupe SA                    9,651    809,434       0.1%
    Rallye SA                            15,123    564,947       0.0%
#*  Recylex SA                            7,033     16,704       0.0%
    Renault SA                           31,881  3,354,444       0.2%
    Rexel SA                            105,822  1,994,389       0.1%
    Robertet SA                             246     55,569       0.0%
    Rubis SCA                             5,771    392,104       0.0%
    Safran SA                             9,646    704,807       0.1%
    Saft Groupe SA                       15,568    620,905       0.1%
    Samse SA                                 40      4,795       0.0%
    Sanofi                               25,687  2,614,690       0.2%
    Sartorius Stedim Biotech              1,037    264,259       0.0%
#   Schneider Electric SE(4834108)       10,719    801,228       0.1%
    Schneider Electric SE(B11BPS1)        1,883    140,607       0.0%
    SCOR SE                              72,871  2,622,754       0.2%
    SEB SA                                7,816    723,789       0.1%
    Seche Environnement SA                  944     32,534       0.0%
*   Sequana SA                           16,121     86,225       0.0%
    SES SA                               12,025    421,431       0.0%
    Societe BIC SA                        1,862    318,088       0.0%
    Societe d'Edition de Canal +         34,556    241,580       0.0%
    Societe des Bains de Mer et du
      Cercle des Etrangers a Monaco         548     20,742       0.0%
    Societe Generale SA                  49,768  2,488,134       0.2%
    Societe Internationale de
      Plantations d'Heveas SA               378     14,670       0.0%
    Societe Marseillaise du Tunnel
      Prado-Carenage SA                     200      7,568       0.0%
    Societe Television Francaise 1       44,680    780,901       0.1%
    Sodexo SA                             3,155    319,255       0.0%
#*  SOITEC                              100,087     95,085       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                        SHARES    VALUE++    OF NET ASSETS**
                                        ------- ------------ ---------------
FRANCE -- (Continued)
*   Solocal Group                       277,482 $    155,079       0.0%
    Somfy SA                                303       91,484       0.0%
    Sopra Steria Group                    5,032      444,384       0.0%
    Stallergenes SA                         728       44,429       0.0%
#*  Ste Industrielle d'Aviation
      Latecoere SA                        4,659       57,545       0.0%
    Stef SA                               2,648      163,485       0.0%
    STMicroelectronics NV(2430025)       14,700      117,012       0.0%
    STMicroelectronics NV(5962332)      141,991    1,132,460       0.1%
*   Store Electronic                      1,158       14,886       0.0%
    Suez Environnement Co.               16,966      346,027       0.0%
#   Sword Group                           2,537       64,174       0.0%
    Synergie SA                           4,953      124,488       0.0%
*   Technicolor SA                       88,179      598,254       0.0%
#   Technip SA                           17,827    1,215,312       0.1%
    Teleperformance                      17,355    1,302,738       0.1%
    Thales SA                             7,202      438,427       0.0%
*   Theolia SA                           63,059       50,030       0.0%
#   Thermador Groupe                        269       23,678       0.0%
    Total Gabon                             101       33,651       0.0%
    Total SA                             97,994    5,306,370       0.3%
    Total SA Sponsored ADR               16,698      903,362       0.1%
    Touax SA                                388        6,550       0.0%
    Trigano SA                            4,601      165,260       0.0%
*   UBISOFT Entertainment                62,316    1,149,092       0.1%
    Union Financiere de France BQE SA       730       22,518       0.0%
    Valeo SA                              6,816    1,092,739       0.1%
    Vallourec SA                         38,233      901,565       0.1%
#*  Valneva SE                           16,877       73,702       0.0%
#   Veolia Environnement SA              19,941      421,952       0.0%
    Vetoquinol SA                           493       19,574       0.0%
    Vicat                                 4,734      341,354       0.0%
    VIEL & Cie SA                        10,410       35,080       0.0%
    Vilmorin & Cie SA                     1,503      125,744       0.0%
#   Vinci SA                             18,216    1,117,273       0.1%
    Virbac SA                             1,117      290,712       0.0%
    Vivendi SA                           38,310      960,392       0.1%
    VM Materiaux SA                          25          679       0.0%
    Vranken-Pommery Monopole SA             394       12,085       0.0%
    Zodiac Aerospace                     15,591      572,552       0.0%
                                                ------------       ---
TOTAL FRANCE                                     107,969,149       6.5%
                                                ------------       ---
GERMANY -- (5.1%)
    Aareal Bank AG                       36,190    1,556,593       0.1%
#   Adidas AG                             9,341      765,363       0.1%
#   Adler Modemaerkte AG                  4,316       57,164       0.0%
*   ADVA Optical Networking SE           23,108      125,100       0.0%
*   Air Berlin P.L.C.                     2,352        3,272       0.0%
#*  Aixtron SE                           10,539       69,791       0.0%
    Allgeier SE                           2,271       45,794       0.0%
#   Allianz SE                           26,086    4,440,219       0.3%
    Allianz SE ADR                       11,988      206,194       0.0%
    Amadeus Fire AG                       1,359      110,148       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
GERMANY -- (Continued)
*   AS Creation Tapeten                      50 $    1,508       0.0%
    Aurubis AG                           25,231  1,594,323       0.1%
    Axel Springer SE                      7,705    429,848       0.0%
#   BASF SE                              28,207  2,802,310       0.2%
*   Bauer AG                              4,972     86,536       0.0%
    Bayer AG                                 31      4,462       0.0%
    Bayerische Motoren Werke AG          31,783  3,749,269       0.2%
    BayWa AG                              6,682    250,556       0.0%
    Bechtle AG                            7,027    514,635       0.0%
    Beiersdorf AG                         3,397    295,490       0.0%
    Bertrandt AG                          1,271    167,798       0.0%
    Bijou Brigitte AG                     1,717    107,183       0.0%
#   Bilfinger SE                         24,649  1,231,008       0.1%
#   Biotest AG                            1,418    112,736       0.0%
#   Borussia Dortmund GmbH & Co. KGaA    42,159    161,676       0.0%
    Brenntag AG                          13,863    831,789       0.1%
    CANCOM SE                             5,273    218,115       0.0%
    Carl Zeiss Meditec AG                10,251    260,420       0.0%
    Celesio AG                            8,712    258,524       0.0%
    CENIT AG                              4,683     92,074       0.0%
    CENTROTEC Sustainable AG              3,786     60,455       0.0%
    Cewe Stiftung & Co. KGAA              2,595    168,886       0.0%
#   Comdirect Bank AG                    15,116    160,395       0.0%
*   Commerzbank AG                      141,238  1,905,423       0.1%
    CompuGroup Medical AG                 7,843    224,183       0.0%
*   Constantin Medien AG                 11,950     21,804       0.0%
#   Continental AG                        2,736    641,194       0.1%
    CropEnergies AG                      11,125     36,298       0.0%
#   CTS Eventim AG & Co. KGaA            11,246    383,245       0.0%
    Daimler AG                           60,561  5,822,739       0.4%
    DEAG Deutsche Entertainment AG        2,858     18,929       0.0%
#   Delticom AG                           1,376     30,812       0.0%
    Deutsche Annington Immobilien SE      1,665     55,886       0.0%
    Deutsche Bank AG(D18190898)          80,525  2,584,852       0.2%
    Deutsche Bank AG(5750355)             1,436     45,926       0.0%
    Deutsche Boerse AG                    9,445    782,649       0.1%
*   Deutsche Lufthansa AG               134,775  1,858,768       0.1%
    Deutsche Post AG                     28,268    930,815       0.1%
    Deutsche Telekom AG                 101,563  1,866,794       0.1%
    Deutsche Telekom AG Sponsored ADR    26,160    480,559       0.0%
    Deutsche Wohnen AG                   24,198    634,692       0.1%
    Deutz AG                             43,665    211,347       0.0%
*   Dialog Semiconductor P.L.C.          18,013    812,186       0.1%
    DMG Mori Seiki AG                    30,433  1,067,803       0.1%
    Dr Hoenle AG                          1,129     26,464       0.0%
#   Draegerwerk AG & Co. KGaA             1,067     93,575       0.0%
    Drillisch AG                          8,176    376,008       0.0%
    Duerr AG                              5,315    544,031       0.0%
    E.ON SE                              99,213  1,544,548       0.1%
    Eckert & Ziegler AG                   2,499     59,148       0.0%
    Elmos Semiconductor AG                8,164    156,629       0.0%
    ElringKlinger AG                     17,767    489,115       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
GERMANY -- (Continued)
#*  Euromicron AG                         3,318 $   38,606       0.0%
#*  Evotec AG                            26,184    108,492       0.0%
    Fielmann AG                           2,696    183,129       0.0%
    Francotyp-Postalia Holding AG
      Class A                             2,977     15,275       0.0%
    Fraport AG Frankfurt Airport
      Services Worldwide                 12,112    766,073       0.1%
    Freenet AG                           39,275  1,272,123       0.1%
    Fresenius Medical Care AG & Co.
      KGaA                               10,537    885,546       0.1%
    Fresenius Medical Care AG & Co.
      KGaA ADR                            2,000     83,940       0.0%
    Fresenius SE & Co. KGaA              39,756  2,365,201       0.2%
#   Fuchs Petrolub SE                       994     37,086       0.0%
    GEA Group AG                         14,891    715,154       0.1%
#   Gerresheimer AG                       9,595    543,045       0.0%
#   Gerry Weber International AG         18,758    613,118       0.1%
    Gesco AG                                909     74,630       0.0%
    GFK SE                                7,332    280,558       0.0%
    GFT Technologies AG                   7,299    137,546       0.0%
    Grammer AG                            8,588    329,832       0.0%
    Grenkeleasing AG                      1,404    187,111       0.0%
*   H&R AG                                3,046     26,588       0.0%
    Hamburger Hafen und Logistik AG      18,550    409,137       0.0%
#   Hannover Rueck SE                    12,736  1,294,623       0.1%
    HeidelbergCement AG                  22,197  1,703,851       0.1%
#*  Heidelberger Druckmaschinen AG      127,169    341,005       0.0%
    Henkel AG & Co. KGaA                  1,781    180,407       0.0%
    Highlight Communications AG           7,046     32,894       0.0%
#   Hochtief AG                           7,050    544,731       0.0%
#   Homag Group AG                        1,297     50,946       0.0%
    Hornbach Baumarkt AG                  1,966     80,738       0.0%
    Hugo Boss AG                          5,032    619,190       0.1%
    Indus Holding AG                      9,954    520,688       0.0%
    Infineon Technologies AG             11,283    132,651       0.0%
    Infineon Technologies AG ADR         51,964    611,097       0.0%
    Isra Vision AG                        1,401     91,654       0.0%
    Jenoptik AG                          25,485    307,257       0.0%
*   Joyou AG                              2,072      9,556       0.0%
    K+S AG                               67,048  2,185,726       0.1%
    KION Group AG                         1,893     83,983       0.0%
*   Kloeckner & Co. SE                   49,056    469,259       0.0%
*   Koenig & Bauer AG                     5,571    129,385       0.0%
*   Kontron AG                           38,584    217,766       0.0%
    Krones AG                             5,174    571,009       0.0%
    KSB AG                                   37     18,961       0.0%
#   KUKA AG                               8,767    622,820       0.1%
    KWS Saat SE                             469    141,548       0.0%
    LANXESS AG                           25,702  1,371,834       0.1%
    Leifheit AG                             470     25,324       0.0%
#   Leoni AG                             17,959  1,150,106       0.1%
    Linde AG                              6,174  1,206,459       0.1%
    LPKF Laser & Electronics AG           6,156     72,168       0.0%
#   MAN SE                                1,448    157,098       0.0%
#*  Manz AG                               1,017     97,961       0.0%
#*  Medigene AG                           1,746     21,535       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                        SHARES  VALUE++   OF NET ASSETS**
                                        ------ ---------- ---------------
GERMANY -- (Continued)
    Merck KGaA                           4,942 $  532,773       0.0%
    Metro AG                            24,544    889,594       0.1%
    MLP AG                              19,610     83,823       0.0%
    MTU Aero Engines AG                 12,009  1,180,563       0.1%
    Muehlbauer Holding AG                  110      2,328       0.0%
#   Muenchener
      Rueckversicherungs-Gesellschaft
      AG                                10,413  2,032,592       0.1%
    MVV Energie AG                         479     12,346       0.0%
    Nemetschek AG                        1,149    149,368       0.0%
*   Nordex SE                           20,754    444,211       0.0%
    Norma Group SE                       8,234    437,371       0.0%
    OHB SE                               4,047     89,419       0.0%
    Osram Licht AG                      15,877    836,483       0.1%
*   Patrizia Immobilien AG              16,562    326,243       0.0%
    Pfeiffer Vacuum Technology AG        4,509    420,201       0.0%
#   PNE Wind AG                         37,572     92,373       0.0%
    Progress-Werk Oberkirch AG             195      8,969       0.0%
#   Puma SE                                437     89,141       0.0%
*   QIAGEN NV(5732825)                  27,968    672,502       0.1%
*   QIAGEN NV(2437907)                  12,879    306,649       0.0%
#   QSC AG                              43,767     87,887       0.0%
    R Stahl AG                           1,041     46,617       0.0%
#   Rational AG                            793    279,477       0.0%
    Rheinmetall AG                      20,304  1,039,520       0.1%
    Rhoen Klinikum AG                   17,221    476,767       0.0%
#   RIB Software AG                      1,424     22,489       0.0%
    RTL Group SA                         1,942    182,064       0.0%
    RWE AG                              85,573  2,126,440       0.1%
    SAF-Holland SA                      23,983    363,103       0.0%
    Salzgitter AG                       25,241    860,989       0.1%
#   Schaltbau Holding AG                 1,668     98,705       0.0%
#*  SGL Carbon SE                        7,624    123,604       0.0%
    SHW AG                               3,068    136,446       0.0%
    Siemens AG                          10,386  1,129,809       0.1%
*   Singulus Technologies AG            16,452     13,661       0.0%
    Sixt SE                              5,889    281,994       0.0%
#*  SKW Stahl-Metallurgie Holding AG     1,512     10,332       0.0%
#*  SMA Solar Technology AG              5,907     87,692       0.0%
*   SMT Scharf AG                          508      8,888       0.0%
    Softing AG                             444      7,014       0.0%
    Software AG                         19,123    552,058       0.0%
#*  Solarworld AG                          106      1,744       0.0%
    Stada Arzneimittel AG               22,624    827,560       0.1%
    STRATEC Biomedical AG                  914     45,690       0.0%
    Stroeer Media SE                     8,990    332,381       0.0%
#   Suedzucker AG                       22,943    345,800       0.0%
    Surteco SE                             393     11,472       0.0%
*   Suss Microtec AG                    11,080     67,420       0.0%
    Symrise AG                           5,966    361,739       0.0%
    Syzygy AG                            2,968     28,441       0.0%
#   TAG Immobilien AG                   26,881    344,167       0.0%
#   Takkt AG                            16,385    298,515       0.0%
#*  Talanx AG                           12,057    383,541       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
GERMANY -- (Continued)
    Technotrans AG                          1,769 $    28,559       0.0%
    Telefonica Deutschland Holding AG     168,490   1,044,236       0.1%
    ThyssenKrupp AG                        31,161     827,930       0.1%
*   Tom Tailor Holding AG                   7,699      95,166       0.0%
    Tomorrow Focus AG                      16,554      98,587       0.0%
    United Internet AG                      9,968     445,659       0.0%
    USU Software AG                           590      10,016       0.0%
#   Volkswagen AG                           2,874     728,024       0.1%
#   Vossloh AG                              5,068     318,931       0.0%
    VTG AG                                 10,342     237,645       0.0%
    Wacker Chemie AG                        4,780     592,855       0.0%
    Wacker Neuson SE                       14,216     364,888       0.0%
#   Washtec AG                              5,153     120,898       0.0%
    Wincor Nixdorf AG                      18,235     690,206       0.1%
    Wirecard AG                             1,494      65,615       0.0%
    XING AG                                   626     103,437       0.0%
#   Zeal Network SE                         2,174     118,217       0.0%
                                                  -----------       ---
TOTAL GERMANY                                      94,264,320       5.7%
                                                  -----------       ---
HONG KONG -- (2.6%)
    Aeon Stores Hong Kong Co., Ltd.        22,000      29,893       0.0%
    AIA Group, Ltd.                       219,200   1,457,784       0.1%
    Allied Group, Ltd.                      6,000      31,744       0.0%
    Allied Properties HK, Ltd.            382,540      93,209       0.0%
*   Anxian Yuan China Holdings, Ltd.      580,000      13,059       0.0%
*   Apac Resources, Ltd.                   82,117       1,767       0.0%
*   Applied Development Holdings, Ltd.    375,000      26,138       0.0%
    APT Satellite Holdings, Ltd.          141,000     220,677       0.0%
    Asia Financial Holdings, Ltd.          98,000      52,615       0.0%
    Asia Satellite Telecommunications
      Holdings, Ltd.                       36,000     127,510       0.0%
    Asia Standard International Group,
      Ltd.                                 22,000       6,096       0.0%
    ASM Pacific Technology, Ltd.           14,100     157,555       0.0%
    Associated International Hotels,
      Ltd.                                 10,000      30,327       0.0%
    Aupu Group Holding Co., Ltd.          240,000      71,013       0.0%
    Bank of East Asia, Ltd. (The)          94,947     411,929       0.0%
    BOC Hong Kong Holdings, Ltd.          143,000     555,577       0.1%
    Bonjour Holdings, Ltd.                486,200      43,166       0.0%
    Bossini International Hldg            160,000      14,437       0.0%
#*  Brightoil Petroleum Holdings, Ltd.    749,000     237,718       0.0%
*   Brockman Mining, Ltd.                 873,840      36,783       0.0%
*   Burwill Holdings, Ltd.              1,724,000      84,056       0.0%
    Cafe de Coral Holdings, Ltd.           78,000     290,452       0.0%
    Cathay Pacific Airways, Ltd.          152,000     391,016       0.0%
    CEC International Holdings, Ltd.      118,000      34,214       0.0%
    Chen Hsong Holdings                    48,000      13,907       0.0%
    Cheuk Nang Holdings, Ltd.              21,211      18,221       0.0%
    Cheung Kong Infrastructure
      Holdings, Ltd.                       30,000     254,528       0.0%
*   Cheung Wo International Holdings,
      Ltd.                                348,000      31,821       0.0%
    Chevalier International Holdings,
      Ltd.                                 20,000      37,997       0.0%
*   China Billion Resources, Ltd.         198,000          --       0.0%
*   China Chuanglian Education Group,
      Ltd.                                660,000      34,758       0.0%
#*  China Daye Non-Ferrous Metals
      Mining, Ltd.                        582,000      23,178       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                        ---------- ---------- ---------------
HONG KONG -- (Continued)
*   China Energy Development Holdings,
      Ltd.                               4,820,000 $  115,196       0.0%
*   China Flavors & Fragrances Co.,
      Ltd.                                  18,102      3,576       0.0%
*   China Infrastructure Investment,
      Ltd.                                 532,000     12,140       0.0%
    China Metal International
      Holdings, Inc.                       162,000     55,963       0.0%
*   China Renji Medical Group, Ltd.        248,950     11,699       0.0%
*   China Smarter Energy Group
      Holdings, Ltd.                       394,000     81,366       0.0%
*   China Solar Energy Holdings, Ltd.       64,000        279       0.0%
*   China Star Entertainment, Ltd.       4,700,000     74,845       0.0%
    Chinese Estates Holdings, Ltd.           7,000     21,693       0.0%
    Chow Sang Sang Holdings
      International, Ltd.                  152,000    348,846       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.     69,600     84,771       0.0%
    Chu Kong Shipping Enterprise Group
      Co., Ltd.                            298,000    114,759       0.0%
    Chuang's Consortium International,
      Ltd.                                 266,925     39,594       0.0%
    CITIC Telecom International
      Holdings, Ltd.                       804,000    331,220       0.0%
    CK Hutchison Holdings, Ltd.             64,000  1,386,651       0.1%
    CK Life Sciences International
      Holdings, Inc.                       966,000    109,381       0.0%
    CNT Group, Ltd.                        406,000     30,855       0.0%
*   Continental Holdings, Ltd.           1,520,000     41,503       0.0%
*   CP Lotus Corp.                         260,000      6,859       0.0%
*   Crocodile Garments                     714,000    159,937       0.0%
    Cross-Harbour Holdings, Ltd. (The)       7,000      7,742       0.0%
    CSI Properties, Ltd.                 1,711,515     68,236       0.0%
*   CST Mining Group, Ltd.               1,920,000     24,714       0.0%
    Cw Group Holdings, Ltd.                174,000     89,572       0.0%
    Dah Sing Banking Group, Ltd.           214,995    465,294       0.0%
    Dah Sing Financial Holdings, Ltd.       81,866    573,167       0.1%
*   Dan Form Holdings Co., Ltd.            191,000     51,476       0.0%
    Dickson Concepts International,
      Ltd.                                  34,500     14,893       0.0%
    Dorsett Hospitality International,
      Ltd.                                 385,000     62,535       0.0%
    Emperor Capital Group, Ltd.            342,000     77,970       0.0%
#   Emperor Entertainment Hotel, Ltd.      310,000     73,149       0.0%
    Emperor International Holdings,
      Ltd.                                 723,750    178,942       0.0%
    Emperor Watch & Jewellery, Ltd.      2,080,000     95,061       0.0%
*   EPI Holdings, Ltd.                   1,400,000     17,665       0.0%
#   Esprit Holdings, Ltd.                  730,999    690,658       0.1%
    Fairwood Holdings, Ltd.                 24,500     65,766       0.0%
#   Far East Consortium International,
      Ltd.                                 550,930    262,330       0.0%
*   FIH Mobile, Ltd.                       560,000    297,031       0.0%
    First Pacific Co., Ltd.                689,200    668,197       0.1%
    Fountain SET Holdings, Ltd.            436,000     79,856       0.0%
    Fujikon Industrial Holdings, Ltd.        8,000      1,530       0.0%
*   Fullshare Holdings, Ltd.               442,500     39,892       0.0%
#   Future Bright Holdings, Ltd.           348,000     78,787       0.0%
*   G-Resources Group, Ltd.             12,505,800    411,978       0.0%
*   GCL New Energy Holdings, Ltd.          568,000     76,649       0.0%
#   Get Nice Holdings, Ltd.              2,538,000    179,455       0.0%
#   Giordano International, Ltd.           652,000    323,663       0.0%
*   Global Brands Group Holding, Ltd.      284,000     57,728       0.0%
    Glorious Sun Enterprises, Ltd.         122,000     27,198       0.0%
    Golden Resources Development
      International, Ltd.                   90,000      6,714       0.0%
*   Good Fellow Resources Holdings,
      Ltd.                                 150,000    107,839       0.0%
    Guoco Group, Ltd.                        1,000     12,243       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
HONG KONG -- (Continued)
#   Haitong International Securities
      Group, Ltd.                         158,405 $  174,949       0.0%
    Hang Lung Group, Ltd.                 133,000    705,014       0.1%
    Hang Lung Properties, Ltd.            402,000  1,356,398       0.1%
    Hang Seng Bank, Ltd.                   22,400    436,682       0.0%
*   Hao Tian Development Group, Ltd.    1,408,000    139,309       0.0%
    Harbour Centre Development, Ltd.       36,000     65,821       0.0%
    Henderson Land Development Co.,
      Ltd.                                198,141  1,593,618       0.1%
    HK Electric Investments & HK
      Electric Investments, Ltd.           93,288     63,645       0.0%
    HKR International, Ltd.               341,371    193,600       0.0%
    Hon Kwok Land Investment Co., Ltd.     62,000     24,843       0.0%
    Hong Kong & China Gas Co., Ltd.       128,700    306,564       0.0%
    Hong Kong Aircraft Engineering
      Co., Ltd.                             7,200     78,786       0.0%
    Hong Kong Ferry Holdings Co., Ltd.     17,000     23,129       0.0%
*   Hong Kong Television Network, Ltd.
      ADR                                   3,100     24,800       0.0%
    Hongkong & Shanghai Hotels (The)      120,500    176,621       0.0%
    Hongkong Chinese, Ltd.                118,000     27,217       0.0%
    Hopewell Holdings, Ltd.               247,500    950,260       0.1%
#   Hsin Chong Construction Group, Ltd.   940,000    117,707       0.0%
    Hung Hing Printing Group, Ltd.        150,000     23,404       0.0%
    Hutchison Telecommunications Hong
      Kong Holdings, Ltd.                 818,000    376,251       0.0%
    Hutchison Whampoa, Ltd.                66,000    968,614       0.1%
    Hysan Development Co., Ltd.            36,000    165,417       0.0%
*   I-CABLE Communications, Ltd.          358,000     36,918       0.0%
#*  Imagi International Holdings, Ltd.  3,008,000     87,939       0.0%
#*  Integrated Waste Solutions Group
      Holdings, Ltd.                      768,000     38,428       0.0%
*   International Standard Resources
      Holdings, Ltd.                    1,205,000     73,653       0.0%
    iOne Holdings, Ltd.                   700,000     57,747       0.0%
    IPE Group, Ltd.                        60,000      6,577       0.0%
*   IRC, Ltd.                             664,000     44,367       0.0%
    IT, Ltd.                              298,000    121,756       0.0%
    ITC Corp., Ltd.                       136,000     14,909       0.0%
    Johnson Electric Holdings, Ltd.       178,125    659,450       0.1%
#   K Wah International Holdings, Ltd.    607,329    347,981       0.0%
    Ka Shui International Holdings,
      Ltd.                                140,000     18,025       0.0%
*   Kader Holdings Co., Ltd.              122,000     14,889       0.0%
    Kerry Logistics Network, Ltd.          52,750     84,820       0.0%
    Kerry Properties, Ltd.                204,500    829,357       0.1%
    Kingmaker Footwear Holdings, Ltd.      72,000     12,626       0.0%
#   Kingston Financial Group, Ltd.      1,610,000    445,367       0.0%
    Kowloon Development Co., Ltd.         223,000    285,681       0.0%
    L'Occitane International SA            85,500    252,756       0.0%
    Lai Sun Development Co., Ltd.       5,865,666    157,416       0.0%
    Lee's Pharmaceutical Holdings, Ltd.    46,500     85,573       0.0%
    Lerado Group Holding Co., Ltd.        138,000     10,834       0.0%
    Li & Fung, Ltd.                       284,000    289,245       0.0%
    Lifestyle International Holdings,
      Ltd.                                135,000    252,430       0.0%
    Lippo China Resources, Ltd.         1,392,000     59,215       0.0%
    Lippo, Ltd.                             6,000      3,713       0.0%
    Liu Chong Hing Investment, Ltd.       112,000    148,545       0.0%
    Luen Thai Holdings, Ltd.               87,000     17,933       0.0%
#   Luk Fook Holdings International,
      Ltd.                                173,000    539,818       0.1%
    Lung Kee Bermuda Holdings              38,000     11,396       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
HONG KONG -- (Continued)
#*  Macau Legend Development, Ltd.        208,000 $   78,593       0.0%
    Magnificent Estates                   818,000     39,029       0.0%
#   Man Wah Holdings, Ltd.                264,000    341,853       0.0%
    Man Yue Technology Holdings, Ltd.     142,000     25,533       0.0%
*   Mei Ah Entertainment Group, Ltd.      540,000     65,167       0.0%
#   Melco Crown Entertainment, Ltd. ADR    10,831    221,169       0.0%
#   Melco International Development,
      Ltd.                                153,000    258,296       0.0%
    MGM China Holdings, Ltd.               52,400     98,510       0.0%
#*  Midland Holdings, Ltd.                358,584    167,393       0.0%
*   Ming Fung Jewellery Group, Ltd.       218,700     14,659       0.0%
    Miramar Hotel & Investment             39,000     58,818       0.0%
*   Mongolian Mining Corp.              2,970,499    164,237       0.0%
    MTR Corp., Ltd.                        39,525    193,491       0.0%
    NagaCorp, Ltd.                        454,000    327,134       0.0%
    Natural Beauty Bio-Technology, Ltd.   140,000     10,646       0.0%
*   Neo-Neon Holdings, Ltd.               205,000     35,138       0.0%
*   Neptune Group, Ltd.                 2,370,000     49,157       0.0%
    New World Development Co., Ltd.     1,214,465  1,607,691       0.1%
#   Newocean Energy Holdings, Ltd.        668,000    371,960       0.0%
    Next Media, Ltd.                      184,000     19,677       0.0%
    Nexteer Automotive Group, Ltd.         59,000     66,575       0.0%
    NWS Holdings, Ltd.                    184,857    311,813       0.0%
*   Orange Sky Golden Harvest
      Entertainment Holdings, Ltd.        750,000     86,905       0.0%
    Orient Overseas International, Ltd.   101,500    622,302       0.1%
    Oriental Watch Holdings               198,000     35,956       0.0%
*   Pacific Andes International
      Holdings, Ltd.                    1,218,336     48,553       0.0%
#   Pacific Basin Shipping, Ltd.          688,000    254,782       0.0%
    Pacific Textile Holdings, Ltd.        162,000    225,374       0.0%
    Paliburg Holdings, Ltd.                44,000     16,850       0.0%
#   Paradise Entertainment, Ltd.          184,000     52,613       0.0%
    PCCW, Ltd.                            867,013    579,455       0.1%
*   Pearl Oriental Oil, Ltd.              558,800     17,551       0.0%
    Pico Far East Holdings, Ltd.          310,000     89,832       0.0%
    Playmates Holdings, Ltd.               64,000     75,756       0.0%
    Playmates Toys, Ltd.                  340,000     73,988       0.0%
    Polytec Asset Holdings, Ltd.          845,000    119,679       0.0%
    Prada SpA                              22,800    123,344       0.0%
    Public Financial Holdings, Ltd.        48,000     25,258       0.0%
    PYI Corp., Ltd.                       992,000     38,990       0.0%
    Regal Hotels International
      Holdings, Ltd.                      296,000    183,553       0.0%
#   SA SA International Holdings, Ltd.    256,000    129,912       0.0%
    Samsonite International SA            179,400    654,302       0.1%
    SAS Dragon Hldg, Ltd.                 294,000     74,150       0.0%
    SEA Holdings, Ltd.                     62,000     49,576       0.0%
*   SEEC Media Group, Ltd.                394,000     42,672       0.0%
    Shangri-La Asia, Ltd.                 457,666    695,306       0.1%
#   Shenyin Wanguo HK, Ltd.               127,500    136,360       0.0%
*   Shougang Concord Technology
      Holdings                            892,000     77,983       0.0%
    Shun Tak Holdings, Ltd.               921,249    533,767       0.1%
*   Silver base Group Holdings, Ltd.      218,000     36,134       0.0%
    Simsen International Corp., Ltd.      180,000    124,603       0.0%
    Singamas Container Holdings, Ltd.     836,000    157,134       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
HONG KONG -- (Continued)
    Sino Land Co., Ltd.                   516,076 $   909,289       0.1%
    Sitoy Group Holdings, Ltd.            102,000      63,299       0.0%
    SJM Holdings, Ltd.                    169,000     214,050       0.0%
    SmarTone Telecommunications
      Holdings, Ltd.                      142,666     258,855       0.0%
*   SOCAM Development, Ltd.               123,768     110,697       0.0%
    Soundwill Holdings, Ltd.               12,000      21,625       0.0%
*   South China China, Ltd.               480,000      53,932       0.0%
    Stella International Holdings, Ltd.   125,500     336,869       0.0%
    Stelux Holdings International, Ltd.   162,800      37,558       0.0%
*   Success Universe Group, Ltd.          300,000      11,403       0.0%
    Sun Hung Kai & Co., Ltd.              294,341     305,372       0.0%
    Sun Hung Kai Properties, Ltd.          93,282   1,550,475       0.1%
    Swire Pacific, Ltd. Class A            43,000     580,504       0.1%
    Swire Pacific, Ltd. Class B            67,500     171,858       0.0%
*   Symphony Holdings, Ltd.               220,000      17,869       0.0%
    TAI Cheung Holdings, Ltd.              47,000      41,203       0.0%
    Tao Heung Holdings, Ltd.               66,000      31,452       0.0%
*   Taung Gold International, Ltd.        970,000      23,093       0.0%
    Techtronic Industries Co., Ltd.       211,000     742,642       0.1%
    Television Broadcasts, Ltd.           114,900     750,772       0.1%
    Texwinca Holdings, Ltd.               312,000     302,558       0.0%
*   Titan Petrochemicals Group, Ltd.      620,000         200       0.0%
    Tradelink Electronic Commerce, Ltd.   118,000      29,475       0.0%
    Transport International Holdings,
      Ltd.                                 72,400     180,352       0.0%
#   Trinity, Ltd.                         568,000     123,589       0.0%
*   TSC Group Holdings, Ltd.              276,000      86,624       0.0%
*   United Laboratories International
      Holdings, Ltd. (The)                311,000     210,207       0.0%
    Value Partners Group, Ltd.            187,000     347,179       0.0%
    Varitronix International, Ltd.        231,000     184,561       0.0%
    Victory City International
      Holdings, Ltd.                    1,249,376     228,315       0.0%
    Vitasoy International Holdings,
      Ltd.                                218,000     398,567       0.0%
*   VS International Group, Ltd.          376,000      27,109       0.0%
    VST Holdings, Ltd.                    445,200     175,392       0.0%
#   VTech Holdings, Ltd.                   37,300     518,218       0.0%
    Wharf Holdings, Ltd. (The)             94,000     679,093       0.1%
    Wheelock & Co., Ltd.                  153,000     858,582       0.1%
*   Winfull Group Holdings, Ltd.          664,000      33,378       0.0%
    Wing On Co. International, Ltd.        30,000     107,199       0.0%
    Wing Tai Properties, Ltd.             138,000      91,275       0.0%
#   Wynn Macau, Ltd.                       67,600     136,660       0.0%
    Xinyi Glass Holdings, Ltd.          1,006,000     667,798       0.1%
#   Xinyi Solar Holdings, Ltd.            242,000      84,612       0.0%
    YGM Trading, Ltd.                       8,000      11,837       0.0%
*   Yuan Heng Gas Holdings, Ltd.          124,000       9,617       0.0%
    Yue Yuen Industrial Holdings, Ltd.    172,500     651,004       0.1%
                                                  -----------       ---
TOTAL HONG KONG                                    48,339,618       2.9%
                                                  -----------       ---
IRELAND -- (0.5%)
*   Bank of Ireland                     3,184,554   1,231,065       0.1%
*   Bank of Ireland Sponsored ADR          10,709     163,205       0.0%
    C&C Group P.L.C.                       71,103     288,115       0.0%
    CRH P.L.C.                              9,182     257,992       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
IRELAND -- (Continued)
    CRH P.L.C. Sponsored ADR             84,757 $2,368,958       0.1%
    Dragon Oil P.L.C.                    41,121    386,926       0.0%
    FBD Holdings P.L.C.                   8,425     91,020       0.0%
    Glanbia P.L.C.                       38,215    708,240       0.1%
    IFG Group P.L.C.                     13,638     29,560       0.0%
*   Independent News & Media P.L.C.     150,638     30,796       0.0%
    Irish Continental Group P.L.C.       38,327    171,543       0.0%
*   Kenmare Resources P.L.C.             71,237      3,970       0.0%
    Kerry Group P.L.C. Class A            8,222    604,748       0.0%
    Kingspan Group P.L.C.                39,580    785,273       0.1%
    Paddy Power P.L.C.                   11,220  1,003,082       0.1%
    Smurfit Kappa Group P.L.C.           34,683  1,061,871       0.1%
                                                ----------       ---
TOTAL IRELAND                                    9,186,364       0.6%
                                                ----------       ---
ISRAEL -- (0.7%)
*   Africa Israel Investments, Ltd.      73,121     68,584       0.0%
    Africa Israel Properties, Ltd.        1,260     19,484       0.0%
*   Airport City, Ltd.                    4,711     49,686       0.0%
*   AL-ROV Israel, Ltd.                   1,955     57,579       0.0%
*   Allot Communications, Ltd.            3,043     26,599       0.0%
*   Alon Blue Square Israel, Ltd.         5,558     13,375       0.0%
*   Alrov Properties and Lodgings, Ltd.     710     13,909       0.0%
    Amot Investments, Ltd.               13,827     46,698       0.0%
*   AudioCodes, Ltd.                      4,091     18,626       0.0%
    Avgol Industries 1953, Ltd.          26,511     25,876       0.0%
*   Azorim-Investment Development &
      Construction Co., Ltd.             17,486     12,524       0.0%
    Azrieli Group                        11,185    482,538       0.1%
    Bank Hapoalim BM                    170,928    854,974       0.1%
*   Bank Leumi Le-Israel BM             175,500    682,106       0.1%
    Bayside Land Corp.                       85     27,993       0.0%
    Bezeq The Israeli
      Telecommunication Corp., Ltd.     127,225    240,969       0.0%
    Big Shopping Centers, Ltd.              959     50,072       0.0%
*   Cellcom Israel, Ltd.(B23WQK8)           833      3,833       0.0%
*   Cellcom Israel, Ltd.(M2196U109)      10,685     48,937       0.0%
*   Ceragon Networks, Ltd.                5,455      7,508       0.0%
*   Clal Biotechnology Industries, Ltd.  22,507     28,708       0.0%
*   Clal Insurance Enterprises
      Holdings, Ltd.                     11,057    183,217       0.0%
*   Compugen, Ltd.                        2,327     15,095       0.0%
    Delek Automotive Systems, Ltd.        9,343    113,308       0.0%
    Delek Group, Ltd.                       654    182,453       0.0%
#   Delta-Galil Industries, Ltd.          4,103    127,986       0.0%
    Direct Insurance Financial
      Investments, Ltd.                  11,694     73,815       0.0%
    Elbit Systems, Ltd.(M3760D101)        1,367    105,860       0.0%
#   Elbit Systems, Ltd.(6308913)          2,463    194,904       0.0%
    Electra, Ltd.                         1,077    131,633       0.0%
    Elron Electronic Industries, Ltd.     5,818     27,837       0.0%
*   Energix-Renewable Energies, Ltd.        837        513       0.0%
*   Evogene, Ltd.                         3,421     34,137       0.0%
*   EZchip Semiconductor, Ltd.(6554998)   1,999     39,198       0.0%
*   EZchip Semiconductor,
      Ltd.(M4146Y108)                    16,775    326,441       0.0%
    First International Bank Of
      Israel, Ltd.                       12,276    172,355       0.0%
    Formula Systems 1985, Ltd.            2,837     77,322       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
ISRAEL -- (Continued)
    Fox Wizel, Ltd.                         747 $    17,620       0.0%
    Frutarom Industries, Ltd.             4,837     205,695       0.0%
*   Gilat Satellite Networks,
      Ltd.(B01BZ39)                       1,140       7,034       0.0%
*   Gilat Satellite Networks,
      Ltd.(M51474118)                     3,025      18,331       0.0%
    Golf & Co., Ltd.                      2,258       6,893       0.0%
*   Hadera Paper, Ltd.                      615      11,629       0.0%
    Harel Insurance Investments &
      Financial Services, Ltd.           61,671     288,099       0.0%
    Industrial Buildings Corp., Ltd.      5,056       5,545       0.0%
    Israel Chemicals, Ltd.                5,296      37,055       0.0%
*   Israel Discount Bank, Ltd. Class A  285,062     500,772       0.1%
    Ituran Location and Control,
      Ltd.(B0LDC23)                       2,289      52,457       0.0%
    Ituran Location and Control,
      Ltd.(M6158M104)                       300       6,849       0.0%
*   Jerusalem Oil Exploration             5,243     200,239       0.0%
#*  Kamada, Ltd.                         19,297      87,731       0.0%
    Matrix IT, Ltd.                      36,271     195,436       0.0%
#*  Mazor Robotics, Ltd.                  7,056      46,657       0.0%
    Meitav DS Investments, Ltd.             436       1,322       0.0%
    Melisron, Ltd.                        3,433     131,634       0.0%
    Menorah Mivtachim Holdings, Ltd.     13,470     133,423       0.0%
    Migdal Insurance & Financial
      Holding, Ltd.                     104,589     126,640       0.0%
    Mivtach Shamir Holdings, Ltd.         1,778      40,735       0.0%
*   Mizrahi Tefahot Bank, Ltd.           46,203     516,781       0.1%
*   Naphtha Israel Petroleum Corp.,
      Ltd.                               10,581      59,792       0.0%
    NICE Systems, Ltd. Sponsored ADR      2,453     146,812       0.0%
*   Nitsba Holdings 1995, Ltd.            2,921      49,501       0.0%
*   Nova Measuring Instruments, Ltd.      7,838      88,756       0.0%
*   Oil Refineries, Ltd.                730,402     260,983       0.0%
    Osem Investments, Ltd.                1,973      42,127       0.0%
*   Partner Communications Co., Ltd.      4,381      11,028       0.0%
*   Partner Communications Co., Ltd.
      ADR                                10,082      25,003       0.0%
    Paz Oil Co., Ltd.                     2,585     395,426       0.0%
    Phoenix Holdings, Ltd. (The)         29,425      87,107       0.0%
*   Plasson Industries, Ltd.              1,206      43,206       0.0%
    Rami Levy Chain Stores Hashikma
      Marketing 2006, Ltd.                2,501     101,365       0.0%
*   Sapiens International Corp. NV        9,167      79,371       0.0%
    Shikun & Binui, Ltd.                 48,197     108,154       0.0%
#   Shufersal, Ltd.                      27,196      62,251       0.0%
*   Strauss Group, Ltd.                   2,188      38,965       0.0%
*   Summit Real Estate Holdings, Ltd.     2,651      11,572       0.0%
    Teva Pharmaceutical Industries,
      Ltd.                                  395      24,002       0.0%
    Teva Pharmaceutical Industries,
      Ltd. Sponsored ADR                 55,754   3,368,657       0.2%
*   Tower Semiconductor, Ltd.             4,630      70,367       0.0%
*   Union Bank of Israel                  8,716      29,570       0.0%
                                                -----------       ---
TOTAL ISRAEL                                     12,329,244       0.7%
                                                -----------       ---
ITALY -- (2.5%)
    A2A SpA                             189,422     218,211       0.0%
    ACEA SpA                              7,397      99,593       0.0%
*   Aeffe SpA                             6,810      18,035       0.0%
    Alerion Cleanpower SpA                2,861       9,662       0.0%
    Amplifon SpA                         19,365     150,834       0.0%
    Ansaldo STS SpA                      28,735     305,478       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
ITALY -- (Continued)
#*  Arnoldo Mondadori Editore SpA          64,951 $   80,182       0.0%
    Ascopiave SpA                          26,594     70,537       0.0%
    Assicurazioni Generali SpA             17,834    348,461       0.0%
#   Astaldi SpA                            38,221    332,273       0.0%
    Atlantia SpA                           19,780    556,315       0.1%
*   Autogrill SpA                          36,685    350,865       0.0%
    Azimut Holding SpA                     23,394    686,677       0.1%
#*  Banca Carige SpA                    1,081,956     88,229       0.0%
    Banca Generali SpA                     15,781    529,646       0.1%
    Banca IFIS SpA                          5,199    106,671       0.0%
#*  Banca Monte dei Paschi di Siena SpA   573,735    353,598       0.0%
*   Banca Popolare dell'Emilia Romagna
      SC                                  318,013  2,615,920       0.2%
*   Banca Popolare di Milano Scarl      2,749,143  2,832,791       0.2%
    Banca Popolare di Sondrio SCARL       238,635  1,083,056       0.1%
    Banca Profilo SpA                      35,778     13,337       0.0%
    Banco di Desio e della Brianza SpA     19,322     68,213       0.0%
*   Banco Popolare SC                     163,993  2,592,646       0.2%
*   BasicNet SpA                            6,641     27,888       0.0%
    Biesse SpA                              5,834     94,050       0.0%
    Brembo SpA                              6,992    279,698       0.0%
*   Brioschi Sviluppo Immobiliare SpA      10,866      1,266       0.0%
#   Brunello Cucinelli SpA                  4,034     74,852       0.0%
    Buzzi Unicem SpA                       33,500    539,186       0.1%
    Cairo Communication SpA                 8,750     50,893       0.0%
#   Cementir Holding SpA                   27,195    191,775       0.0%
*   CIR-Compagnie Industriali Riunite
      SpA                                 238,662    285,395       0.0%
    CNH Industrial NV                      37,663    330,914       0.0%
    Credito Emiliano SpA                   29,237    243,897       0.0%
*   Credito Valtellinese SC               752,505    939,085       0.1%
    d'Amico International Shipping SA     121,883     83,205       0.0%
    Danieli & C Officine Meccaniche SpA     5,749    139,885       0.0%
    Datalogic SpA                           4,166     54,070       0.0%
    Davide Campari-Milano SpA              40,212    310,991       0.0%
    De' Longhi                             13,337    300,807       0.0%
    DiaSorin SpA                            5,844    266,794       0.0%
*   Ei Towers SpA                           3,013    182,524       0.0%
    El.En. SpA                                407     16,790       0.0%
    Enel Green Power SpA                   99,708    193,616       0.0%
    Engineering SpA                         2,192    136,890       0.0%
    Eni SpA                                92,219  1,769,300       0.1%
    Eni SpA Sponsored ADR                  10,306    396,060       0.0%
    ERG SpA                                26,031    374,205       0.0%
    Esprinet SpA                           14,497    139,336       0.0%
#*  Eurotech SpA                           15,195     34,069       0.0%
    Falck Renewables SpA                   71,726     94,550       0.0%
#*  Fiera Milano SpA                        5,754     43,971       0.0%
*   Finmeccanica SpA                      118,534  1,512,364       0.1%
    FNM SpA                                72,438     53,469       0.0%
#*  Geox SpA                               19,867     72,596       0.0%
*   Gruppo Editoriale L'Espresso SpA       86,855    113,833       0.0%
    Hera SpA                               76,977    203,053       0.0%
*   IMMSI SpA                              93,687     65,533       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
ITALY -- (Continued)
    Industria Macchine Automatiche SpA    3,382 $  172,198       0.0%
*   Intek Group SpA                      68,376     27,671       0.0%
    Interpump Group SpA                  18,530    311,614       0.0%
    Intesa Sanpaolo SpA                 695,469  2,336,429       0.2%
    Iren SpA                            102,452    150,405       0.0%
    Italcementi SpA                     120,710    860,099       0.1%
    Italmobiliare SpA                     4,660    152,139       0.0%
#*  Juventus Football Club SpA           97,295     33,244       0.0%
    La Doria SpA                          1,897     27,700       0.0%
*   Landi Renzo SpA                       7,410      9,004       0.0%
    Luxottica Group SpA                   6,991    460,405       0.0%
    Luxottica Group SpA Sponsored ADR       300     19,686       0.0%
#*  Maire Tecnimont SpA                  30,906     92,514       0.0%
    MARR SpA                             11,589    232,788       0.0%
*   Mediaset SpA                        203,858  1,047,751       0.1%
    Mediobanca SpA                      186,084  1,806,422       0.1%
    Mediolanum SpA                       19,890    166,951       0.0%
    Parmalat SpA                         66,960    185,443       0.0%
#   Piaggio & C SpA                      49,378    149,768       0.0%
    Pirelli & C. SpA                     18,964    328,113       0.0%
#*  Prelios SpA                          12,061      6,061       0.0%
    Prima Industrie SpA                   2,010     42,554       0.0%
    Prysmian SpA                         56,440  1,150,983       0.1%
#*  RCS MediaGroup SpA                   29,449     40,499       0.0%
    Recordati SpA                        24,313    484,457       0.0%
*   Reno de Medici SpA                  107,923     47,789       0.0%
    Reply SpA                             1,487    159,149       0.0%
#*  Retelit SpA                          53,073     35,879       0.0%
    Sabaf SpA                             1,518     21,052       0.0%
#*  Safilo Group SpA                     24,240    352,616       0.0%
#*  Saipem SpA                           30,844    408,937       0.0%
*   Salini Impregilo SpA                 43,349    189,154       0.0%
    Salvatore Ferragamo SpA              12,742    396,233       0.0%
*   Saras SpA                            95,427    185,028       0.0%
    SAVE SpA                              5,671     83,196       0.0%
    Servizi Italia SpA                    2,006     11,278       0.0%
#*  Snai SpA                             24,408     42,967       0.0%
    Societa Cattolica di Assicurazioni
      SCRL                               53,756    459,250       0.0%
    Societa Iniziative Autostradali e
      Servizi SpA                        22,976    265,358       0.0%
*   Sogefi SpA                           12,821     42,775       0.0%
    SOL SpA                              10,697     94,022       0.0%
*   Sorin SpA                            84,969    267,448       0.0%
#*  Telecom Italia SpA                  839,179    990,455       0.1%
*   Telecom Italia SpA Sponsored ADR     32,914    386,739       0.0%
    Tenaris SA(2167367)                   2,700     83,025       0.0%
    Tenaris SA(7538515)                  12,053    185,064       0.0%
    Terna Rete Elettrica Nazionale SpA   83,697    394,576       0.0%
#*  Tiscali SpA                         160,000     11,970       0.0%
    Tod's SpA                             2,717    249,284       0.0%
    Trevi Finanziaria Industriale SpA    50,212    146,540       0.0%
    UniCredit SpA                       212,981  1,528,805       0.1%
    Unione di Banche Italiane SCPA      339,391  2,693,873       0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
ITALY -- (Continued)
    Unipol Gruppo Finanziario SpA       136,913 $   718,269       0.1%
    UnipolSai SpA                       197,970     553,991       0.1%
    Vittoria Assicurazioni SpA           13,884     151,341       0.0%
*   World Duty Free SpA                  33,686     376,047       0.0%
*   Yoox SpA                             15,621     492,062       0.1%
    Zignago Vetro SpA                     6,560      40,768       0.0%
                                                -----------       ---
TOTAL ITALY                                      45,487,878       2.7%
                                                -----------       ---
JAPAN -- (19.8%)
    77 Bank, Ltd. (The)                 125,000     721,398       0.1%
    A&D Co., Ltd.                         9,700      41,632       0.0%
    ABC-Mart, Inc.                        1,100      62,589       0.0%
    Accordia Golf Co., Ltd.              33,000     335,631       0.0%
    Achilles Corp.                       76,000      99,295       0.0%
    Adastria Holdings Co., Ltd.           8,880     269,391       0.0%
    ADEKA Corp.                          43,100     607,915       0.1%
    Aderans Co., Ltd.                     9,700      91,481       0.0%
    Advan Co., Ltd.                       2,600      35,045       0.0%
    Advanex, Inc.                        14,000      20,659       0.0%
#   Advantest Corp.                      11,300     133,220       0.0%
    Advantest Corp. ADR                   1,800      21,276       0.0%
    Aeon Co., Ltd.                      250,419   3,115,431       0.2%
    Aeon Delight Co., Ltd.                3,400      90,041       0.0%
#   Aeon Fantasy Co., Ltd.                3,600      57,375       0.0%
#*  AGORA Hospitality Group Co., Ltd.    34,000      13,040       0.0%
#   Agro-Kanesho Co., Ltd.                2,700      19,347       0.0%
    Ahresty Corp.                        10,400      74,570       0.0%
    Ai Holdings Corp.                     7,700     140,027       0.0%
    Aica Kogyo Co., Ltd.                  8,300     190,621       0.0%
    Aichi Bank, Ltd. (The)                4,600     240,601       0.0%
    Aichi Corp.                          16,200      89,419       0.0%
    Aichi Steel Corp.                    63,000     302,863       0.0%
    Aichi Tokei Denki Co., Ltd.          17,000      47,399       0.0%
    Aida Engineering, Ltd.               19,100     217,749       0.0%
*   Aigan Co., Ltd.                       2,400       4,979       0.0%
    Ain Pharmaciez, Inc.                  6,800     239,908       0.0%
    Aiphone Co., Ltd.                     1,100      18,306       0.0%
    Air Water, Inc.                      22,000     390,728       0.0%
    Airport Facilities Co., Ltd.          7,300      41,392       0.0%
    Aisan Industry Co., Ltd.             16,800     158,144       0.0%
    Aisin Seiki Co., Ltd.                17,400     795,666       0.1%
    Aizawa Securities Co., Ltd.           3,400      23,210       0.0%
    Ajinomoto Co., Inc.                  26,000     576,489       0.1%
    Akebono Brake Industry Co., Ltd.     47,300     165,540       0.0%
    Akita Bank, Ltd. (The)               94,000     290,278       0.0%
    Alconix Corp.                         5,200      81,282       0.0%
    Alfresa Holdings Corp.               27,700     415,131       0.0%
    Alinco, Inc.                          4,900      45,301       0.0%
#*  Allied Telesis Holdings K.K.         20,700      13,192       0.0%
#   Alpen Co., Ltd.                      10,300     168,298       0.0%
    Alpha Corp.                           1,500      16,442       0.0%
    Alpha Systems, Inc.                     560       8,284       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Alpine Electronics, Inc.             27,400 $  556,804       0.1%
    Alps Electric Co., Ltd.              50,200  1,246,988       0.1%
    Alps Logistics Co., Ltd.              2,000     26,421       0.0%
    Altech Corp.                          1,500     28,134       0.0%
    Amada Holdings Co., Ltd.            101,000  1,019,216       0.1%
    Amano Corp.                          24,800    319,007       0.0%
    Amiyaki Tei Co., Ltd.                 2,200     87,410       0.0%
    Anest Iwata Corp.                    13,500     87,904       0.0%
    Anritsu Corp.                        55,100    395,067       0.0%
    AOI Pro, Inc.                           400      2,875       0.0%
    AOKI Holdings, Inc.                  20,778    288,007       0.0%
    Aomori Bank, Ltd. (The)             112,000    369,655       0.0%
    Aoyama Trading Co., Ltd.             25,300    875,080       0.1%
    Aozora Bank, Ltd.                    59,000    220,686       0.0%
    Arakawa Chemical Industries, Ltd.     7,600     84,054       0.0%
    Arata Corp.                          15,000     40,783       0.0%
    Araya Industrial Co., Ltd.           17,000     27,399       0.0%
    Arcland Sakamoto Co., Ltd.            9,300    224,325       0.0%
    Arcs Co., Ltd.                       15,789    330,345       0.0%
    Ariake Japan Co., Ltd.                3,200    106,457       0.0%
*   Arisawa Manufacturing Co., Ltd.      20,100    167,816       0.0%
#*  Arrk Corp.                           16,100     17,996       0.0%
#   Artnature, Inc.                       6,500     60,463       0.0%
    As One Corp.                          5,100    163,736       0.0%
    Asahi Broadcasting Corp.                200      1,948       0.0%
#   Asahi Co., Ltd.                       4,900     43,283       0.0%
    Asahi Diamond Industrial Co., Ltd.   21,200    260,625       0.0%
    Asahi Glass Co., Ltd.               213,000  1,433,481       0.1%
    Asahi Group Holdings, Ltd.            5,900    189,726       0.0%
    Asahi Holdings, Inc.                 14,200    267,207       0.0%
    Asahi Intecc Co., Ltd.                5,000    307,916       0.0%
    Asahi Kasei Corp.                    84,000    790,997       0.1%
    Asahi Kogyosha Co., Ltd.              4,000     14,527       0.0%
    Asahi Organic Chemicals Industry
      Co., Ltd.                          30,000     67,830       0.0%
*   Asanuma Corp.                        30,000     38,182       0.0%
    Asatsu-DK, Inc.                      17,800    489,424       0.1%
*   Ashimori Industry Co., Ltd.          19,000     25,482       0.0%
*   Asia Growth Capital, Ltd.             6,400     10,386       0.0%
    Asics Corp.                           5,000    128,301       0.0%
    ASKA Pharmaceutical Co., Ltd.        13,800    137,670       0.0%
    ASKUL Corp.                           2,300     53,853       0.0%
    Asunaro Aoki Construction Co., Ltd.   6,500     48,324       0.0%
    Atom Corp.                            4,800     31,519       0.0%
    Autobacs Seven Co., Ltd.             31,600    492,186       0.1%
#   Avex Group Holdings, Inc.            11,700    180,574       0.0%
    Awa Bank, Ltd. (The)                101,000    599,558       0.1%
    Axell Corp.                           3,500     44,584       0.0%
    Axial Retailing, Inc.                 5,700    166,129       0.0%
    Azbil Corp.                          17,400    458,352       0.0%
    Bandai Namco Holdings, Inc.          13,700    281,444       0.0%
    Bando Chemical Industries, Ltd.      37,000    147,549       0.0%
#   Bank of Iwate, Ltd. (The)             8,700    390,686       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Bank of Kochi, Ltd. (The)            30,000 $   43,945       0.0%
    Bank of Kyoto, Ltd. (The)            97,000  1,057,445       0.1%
#   Bank of Nagoya, Ltd. (The)           92,000    338,189       0.0%
    Bank of Okinawa, Ltd. (The)          10,100    426,259       0.0%
    Bank of Saga, Ltd. (The)             65,000    171,639       0.0%
    Bank of the Ryukyus, Ltd.            19,100    278,652       0.0%
    Bank of Yokohama, Ltd. (The)        171,000  1,085,263       0.1%
    Belc Co., Ltd.                        5,400    157,451       0.0%
    Belluna Co., Ltd.                    22,200    107,202       0.0%
    Benefit One, Inc.                     2,700     39,257       0.0%
    Benesse Holdings, Inc.                8,400    263,262       0.0%
#   Best Denki Co., Ltd.                 22,500     27,816       0.0%
#   Bic Camera, Inc.                     19,100    190,475       0.0%
#   Bit-isle, Inc.                       12,800     55,983       0.0%
    BML, Inc.                             5,000    152,215       0.0%
    Bookoff Corp.                         4,100     30,871       0.0%
#   BP Castrol KK                         1,200     13,682       0.0%
    Bridgestone Corp.                    12,200    510,981       0.1%
    Broadleaf Co., Ltd.                   4,100     63,922       0.0%
    BRONCO BILLY Co., Ltd.                1,000     44,872       0.0%
    Brother Industries, Ltd.             23,900    380,259       0.0%
    Bunka Shutter Co., Ltd.              30,600    277,976       0.0%
    C Uyemura & Co., Ltd.                   800     39,648       0.0%
    Calbee, Inc.                          3,300    134,358       0.0%
    Calsonic Kansei Corp.                83,000    605,043       0.1%
#   Can Do Co., Ltd.                      1,300     16,749       0.0%
    Canon Electronics, Inc.               6,500    130,390       0.0%
    Canon Marketing Japan, Inc.          18,500    347,517       0.0%
    Canon, Inc.                          25,000    891,368       0.1%
    Capcom Co., Ltd.                      9,700    180,683       0.0%
    Carlit Holdings Co., Ltd.             7,400     38,805       0.0%
#   Casio Computer Co., Ltd.             18,200    367,974       0.0%
    Cawachi, Ltd.                        11,400    183,014       0.0%
    Central Glass Co., Ltd.             118,000    542,173       0.1%
    Central Sports Co., Ltd.                900     16,612       0.0%
    Century Tokyo Leasing Corp.          13,000    410,473       0.0%
    CFS Corp.                             1,500     12,898       0.0%
    Chiba Bank, Ltd. (The)              114,000    936,899       0.1%
    Chiba Kogyo Bank, Ltd. (The)         22,100    152,657       0.0%
    Chino Corp.                           3,300     32,503       0.0%
    Chiyoda Co., Ltd.                     8,200    175,274       0.0%
    Chiyoda Integre Co., Ltd.             7,900    196,151       0.0%
#   Chodai Co., Ltd.                      1,100      5,391       0.0%
    Chori Co., Ltd.                       5,700     90,306       0.0%
    Chubu Shiryo Co., Ltd.                5,000     30,001       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.       50,000    104,204       0.0%
*   Chugai Mining Co., Ltd.              36,200      8,508       0.0%
    Chugai Ro Co., Ltd.                  30,000     68,737       0.0%
    Chugoku Bank, Ltd. (The)             51,100    820,979       0.1%
    Chugoku Marine Paints, Ltd.          35,000    303,261       0.0%
    Chukyo Bank, Ltd. (The)              51,000     96,335       0.0%
    Chuo Spring Co., Ltd.                 5,000     13,700       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                        SHARES  VALUE++  OF NET ASSETS**
                                        ------- -------- ---------------
JAPAN -- (Continued)
    Citizen Holdings Co., Ltd.           72,400 $572,951       0.1%
    CKD Corp.                            25,200  230,929       0.0%
#   Clarion Co., Ltd.                    36,000   99,976       0.0%
    Cleanup Corp.                        10,300   81,952       0.0%
#   CMIC Holdings Co., Ltd.               5,000   74,265       0.0%
*   CMK Corp.                            18,100   45,224       0.0%
#   Coca-Cola East Japan Co., Ltd.       14,972  279,783       0.0%
    Coca-Cola West Co., Ltd.             25,100  399,338       0.0%
    Cocokara fine, Inc.                   8,800  268,456       0.0%
#   COLOPL, Inc.                          3,000   61,432       0.0%
#   Colowide Co., Ltd.                   13,600  187,937       0.0%
    Computer Engineering & Consulting,
      Ltd.                                5,400   41,105       0.0%
    COMSYS Holdings Corp.                23,100  321,824       0.0%
    CONEXIO Corp.                         5,800   57,217       0.0%
    COOKPAD, Inc.                         3,600  153,252       0.0%
    Corona Corp.                          5,000   48,446       0.0%
    Cosel Co., Ltd.                       2,300   27,150       0.0%
#*  Cosmo Oil Co., Ltd.                 343,000  508,521       0.1%
*   Cosmos Initia Co., Ltd.               6,700   33,470       0.0%
    Cosmos Pharmaceutical Corp.             500   67,317       0.0%
    CREATE SD HOLDINGS Co., Ltd.          1,700   74,030       0.0%
    Credit Saison Co., Ltd.               8,000  151,279       0.0%
#*  CROOZ, Inc.                           1,200   30,530       0.0%
#   CTI Engineering Co., Ltd.             8,100   83,937       0.0%
#*  DA Consortium, Inc.                   2,600   10,708       0.0%
    Dai Nippon Printing Co., Ltd.        80,000  826,448       0.1%
    Dai Nippon Toryo Co., Ltd.           71,000   92,307       0.0%
    Dai-Dan Co., Ltd.                     6,000   41,203       0.0%
    Dai-ichi Life Insurance Co., Ltd.
      (The)                              60,800  999,303       0.1%
    Dai-ichi Seiko Co., Ltd.              5,200   99,174       0.0%
    Daibiru Corp.                        28,400  278,864       0.0%
    Daicel Corp.                         58,000  699,255       0.1%
    Daido Kogyo Co., Ltd.                22,000   48,019       0.0%
    Daido Metal Co., Ltd.                17,500  189,914       0.0%
    Daido Steel Co., Ltd.               127,000  607,261       0.1%
#   Daidoh, Ltd.                         17,900   76,615       0.0%
    Daifuku Co., Ltd.                    30,400  404,991       0.0%
    Daihatsu Diesel Manufacturing Co.,
      Ltd.                               13,000   79,485       0.0%
#   Daihatsu Motor Co., Ltd.             21,500  311,437       0.0%
    Daihen Corp.                         48,000  234,314       0.0%
#   Daiho Corp.                          32,000  160,085       0.0%
    Daiichi Jitsugyo Co., Ltd.           22,000  116,008       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co.,
      Ltd.                                1,500   48,971       0.0%
#   Daiichi Sankyo Co., Ltd.             23,600  409,901       0.0%
    Daiichikosho Co., Ltd.                6,100  196,736       0.0%
    Daiken Corp.                         39,000   88,625       0.0%
    Daiken Medical Co., Ltd.              4,000   43,576       0.0%
    Daiki Aluminium Industry Co., Ltd.   10,000   28,999       0.0%
    Daikin Industries, Ltd.               2,000  134,738       0.0%
    Daikoku Denki Co., Ltd.               3,300   50,028       0.0%
    Daikokutenbussan Co., Ltd.            1,700   71,363       0.0%
    Daikyo, Inc.                        162,000  243,743       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Dainichiseika Color & Chemicals
      Manufacturing Co., Ltd.            37,000 $  199,980       0.0%
    Daio Paper Corp.                     50,000    530,460       0.1%
#   Daisan Bank, Ltd. (The)              66,000    108,832       0.0%
    Daiseki Co., Ltd.                     5,400     96,098       0.0%
    Daishi Bank, Ltd. (The)             176,000    663,745       0.1%
#   Daishinku Corp.                      20,000     54,037       0.0%
    Daiso Co., Ltd.                      43,000    150,398       0.0%
#   Daisyo Corp.                          2,000     25,125       0.0%
    Daito Bank, Ltd. (The)               39,000     55,730       0.0%
    Daito Electron Co., Ltd.              1,200      6,762       0.0%
    Daito Pharmaceutical Co., Ltd.        6,160    119,229       0.0%
    Daito Trust Construction Co., Ltd.    2,800    326,062       0.0%
    Daiwa House Industry Co., Ltd.       19,000    424,175       0.0%
    Daiwa Securities Group, Inc.        129,447  1,073,868       0.1%
    Daiwabo Holdings Co., Ltd.           90,000    150,038       0.0%
    DC Co., Ltd.                          3,400     12,912       0.0%
    DCM Holdings Co., Ltd.               53,900    449,504       0.0%
#   Dena Co., Ltd.                       29,100    581,302       0.1%
    Denki Kagaku Kogyo K.K.             246,000  1,004,465       0.1%
    Denso Corp.                           6,000    297,875       0.0%
    Dentsu, Inc.                          4,300    200,443       0.0%
    Denyo Co., Ltd.                       6,900    104,280       0.0%
    Descente, Ltd.                       14,000    179,734       0.0%
    DIC Corp.                           204,000    617,197       0.1%
    Disco Corp.                           1,700    154,814       0.0%
    DKS Co., Ltd.                        28,000     84,131       0.0%
    DMG Mori Seiki Co., Ltd.             17,700    288,670       0.0%
    Don Quijote Holdings Co., Ltd.        1,600    122,071       0.0%
    Doshisha Co., Ltd.                   10,000    150,014       0.0%
    Doutor Nichires Holdings Co., Ltd.   16,700    315,431       0.0%
    Dowa Holdings Co., Ltd.              34,000    305,118       0.0%
    Dr Ci:Labo Co., Ltd.                  2,900    109,105       0.0%
#*  Dream Incubator, Inc.                 2,100     44,131       0.0%
    DSB Co, Ltd.                          4,200     30,998       0.0%
    DTS Corp.                             8,700    177,069       0.0%
    Dunlop Sports Co., Ltd.               5,600     58,113       0.0%
    Duskin Co., Ltd.                      6,300    107,994       0.0%
    Dynic Corp.                           5,000      7,614       0.0%
    Eagle Industry Co., Ltd.              6,500    131,264       0.0%
    Earth Chemical Co., Ltd.                100      3,677       0.0%
    Ebara Corp.                         102,000    453,445       0.0%
    Ebara Jitsugyo Co., Ltd.              2,400     29,303       0.0%
#   EDION Corp.                          51,500    375,892       0.0%
#   Ehime Bank, Ltd. (The)               65,000    137,610       0.0%
    Eidai Co., Ltd.                      11,000     41,744       0.0%
    Eighteenth Bank, Ltd. (The)          80,000    261,875       0.0%
    Eiken Chemical Co., Ltd.              5,900    116,879       0.0%
    Eizo Corp.                           10,300    228,477       0.0%
    Elecom Co., Ltd.                      4,100     92,325       0.0%
    Elematec Corp.                        2,574     65,045       0.0%
#   Emori Group Holdings Co., Ltd.        5,200     21,645       0.0%
    en-japan, Inc.                        3,400     50,512       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                        SHARES  VALUE++  OF NET ASSETS**
                                        ------- -------- ---------------
JAPAN -- (Continued)
#   Endo Lighting Corp.                   5,600 $ 66,161       0.0%
    Enplas Corp.                          4,800  193,176       0.0%
#*  Enshu, Ltd.                          31,000   29,668       0.0%
    EPS Holdings, Inc.                    7,800   90,837       0.0%
#   Excel Co., Ltd.                       4,200   47,962       0.0%
    Exedy Corp.                          19,100  469,086       0.1%
    Ezaki Glico Co., Ltd.                 7,000  291,521       0.0%
    F T Communications Co., Ltd.            700   12,050       0.0%
#   F-Tech, Inc.                          3,400   35,013       0.0%
#   F@N Communications, Inc.              8,100   67,372       0.0%
    FALCO HOLDINGS Co., Ltd.              1,200   13,698       0.0%
    FamilyMart Co., Ltd.                  4,000  172,252       0.0%
    Fancl Corp.                          14,600  189,831       0.0%
#   FCC Co., Ltd.                        20,900  339,090       0.0%
#*  FDK Corp.                            29,000   37,015       0.0%
    Feed One Holdings Co., Ltd.          33,840   32,857       0.0%
    Ferrotec Corp.                       17,400  101,086       0.0%
#   FIDEA Holdings Co., Ltd.             70,500  140,330       0.0%
#   Fields Corp.                          7,300  116,432       0.0%
    Financial Products Group Co., Ltd.   14,100  145,640       0.0%
#   FINDEX, Inc.                          2,400   31,494       0.0%
*   First Baking Co., Ltd.                4,000    4,136       0.0%
    First Juken Co., Ltd.                 1,900   22,478       0.0%
    Foster Electric Co., Ltd.            12,900  333,822       0.0%
#   FP Corp.                              5,700  204,499       0.0%
    France Bed Holdings Co., Ltd.        39,000   58,352       0.0%
    Fudo Tetra Corp.                     58,200  110,035       0.0%
    Fuji Co., Ltd.                        4,300   76,925       0.0%
#   Fuji Corp., Ltd.                     15,200   84,317       0.0%
    Fuji Electric Co., Ltd.             111,000  523,465       0.1%
    Fuji Furukawa Engineering &
      Construction Co., Ltd.              2,000    5,420       0.0%
    Fuji Kiko Co., Ltd.                  11,000   56,778       0.0%
    Fuji Kosan Co., Ltd.                    100      498       0.0%
#   Fuji Kyuko Co., Ltd.                 12,000  112,661       0.0%
    Fuji Media Holdings, Inc.            15,200  212,796       0.0%
*   Fuji Oil Co., Ltd.(6581361)          23,000   80,533       0.0%
    Fuji Oil Co., Ltd.(6356848)          31,800  462,372       0.0%
    Fuji Pharma Co., Ltd.                 2,600   48,184       0.0%
    Fuji Seal International, Inc.         9,100  273,010       0.0%
    Fuji Soft, Inc.                      10,500  213,476       0.0%
    Fujibo Holdings, Inc.                70,000  174,470       0.0%
    Fujicco Co., Ltd.                     7,000  118,203       0.0%
    FUJIFILM Holdings Corp.              26,500  998,176       0.1%
    Fujikura Kasei Co., Ltd.              7,100   33,080       0.0%
#   Fujikura Rubber, Ltd.                 9,600   58,896       0.0%
    Fujikura, Ltd.                      182,000  866,839       0.1%
    Fujimi, Inc.                          8,800  148,814       0.0%
    Fujimori Kogyo Co., Ltd.              5,600  176,159       0.0%
*   Fujisash Co., Ltd.                   25,000   31,185       0.0%
#   Fujishoji Co., Ltd.                   4,500   57,908       0.0%
    Fujita Kanko, Inc.                    9,000   35,619       0.0%
#   Fujitec Co., Ltd.                    24,500  266,396       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                        SHARES  VALUE++  OF NET ASSETS**
                                        ------- -------- ---------------
JAPAN -- (Continued)
    Fujitsu Frontech, Ltd.                7,300 $ 90,459       0.0%
    Fujitsu General, Ltd.                18,000  259,252       0.0%
    Fujitsu, Ltd.                       118,000  782,146       0.1%
*   Fujiya Co., Ltd.                      8,000   13,064       0.0%
    FuKoKu Co., Ltd.                      4,000   38,658       0.0%
    Fukuda Corp.                         10,000   64,419       0.0%
    Fukui Bank, Ltd. (The)               86,000  193,433       0.0%
    Fukuoka Financial Group, Inc.       132,000  758,372       0.1%
    Fukushima Bank, Ltd. (The)          108,000   84,718       0.0%
    Fukushima Industries Corp.            7,000  117,586       0.0%
#   Fukuyama Transporting Co., Ltd.      82,000  464,643       0.0%
    Fumakilla, Ltd.                       3,000   11,458       0.0%
    Funai Soken Holdings, Inc.            3,700   37,350       0.0%
#   Furukawa Battery Co., Ltd. (The)      7,000   51,520       0.0%
    Furukawa Co., Ltd.                  103,000  178,725       0.0%
    Furukawa Electric Co., Ltd.         414,000  758,818       0.1%
    Furuno Electric Co., Ltd.            13,700  111,174       0.0%
    Furusato Industries, Ltd.             2,800   42,526       0.0%
    Furuya Metal Co., Ltd.                  400    9,102       0.0%
    Fuso Chemical Co., Ltd.               1,600   18,709       0.0%
    Fuso Pharmaceutical Industries,
      Ltd.                               32,000   83,317       0.0%
*   Futaba Industrial Co., Ltd.          31,300  157,279       0.0%
    Future Architect, Inc.               10,200   61,607       0.0%
    Fuyo General Lease Co., Ltd.          4,300  175,889       0.0%
    G-Tekt Corp.                         10,500  100,999       0.0%
#   Gakken Holdings Co., Ltd.            24,000   50,711       0.0%
    GCA Savvian Corp.                     6,800   72,629       0.0%
    Gecoss Corp.                          9,000  110,333       0.0%
    Genki Sushi Co., Ltd.                   700   14,755       0.0%
#   Genky Stores, Inc.                      600   52,940       0.0%
    Geo Holdings Corp.                   21,300  231,353       0.0%
#   GLOBERIDE, Inc.                      43,000   70,892       0.0%
    Glory, Ltd.                          14,800  409,624       0.0%
    GMO internet, Inc.                   18,800  236,338       0.0%
    GMO Payment Gateway, Inc.             3,800   97,610       0.0%
    Godo Steel, Ltd.                     85,000  137,619       0.0%
    Goldcrest Co., Ltd.                  12,990  255,308       0.0%
    Goldwin, Inc.                         7,000   49,418       0.0%
#*  Gourmet Kineya Co., Ltd.              7,000   55,701       0.0%
#   Gree, Inc.                           36,200  233,724       0.0%
    GS Yuasa Corp.                       96,000  451,322       0.0%
#   GSI Creos Corp.                      26,000   29,703       0.0%
    Gulliver International Co., Ltd.     17,800  139,235       0.0%
    Gun-Ei Chemical Industry Co., Ltd.   24,000   67,887       0.0%
#   GungHo Online Entertainment, Inc.    14,400   59,114       0.0%
    Gunma Bank, Ltd. (The)              119,000  842,671       0.1%
    Gunze, Ltd.                         105,000  282,317       0.0%
    Gurunavi, Inc.                        7,400  136,951       0.0%
    H-One Co., Ltd.                       5,000   30,769       0.0%
    H2O Retailing Corp.                  29,300  527,178       0.1%
    Hachijuni Bank, Ltd. (The)          117,000  912,100       0.1%
    Hagihara Industries, Inc.             2,900   49,459       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                        SHARES  VALUE++  OF NET ASSETS**
                                        ------- -------- ---------------
JAPAN -- (Continued)
    Hakudo Co., Ltd.                      1,500 $ 16,762       0.0%
    Hakuhodo DY Holdings, Inc.           32,300  345,664       0.0%
    Hakuto Co., Ltd.                      8,200   99,641       0.0%
    Hamakyorex Co., Ltd.                  4,300  160,287       0.0%
    Hamamatsu Photonics K.K.             10,800  315,019       0.0%
    Hankyu Hanshin Holdings, Inc.        80,000  482,886       0.1%
    Hanwa Co., Ltd.                     111,000  458,882       0.0%
    Happinet Corp.                        7,700   88,777       0.0%
    Hard Off Corp. Co., Ltd.              1,800   17,861       0.0%
    Harima Chemicals Group, Inc.          2,100    8,424       0.0%
    Harmonic Drive Systems, Inc.          4,100   86,591       0.0%
    Haruyama Trading Co., Ltd.              300    1,979       0.0%
    Haseko Corp.                         18,500  182,674       0.0%
    Hazama Ando Corp.                    52,350  297,034       0.0%
    Heiwa Corp.                          16,200  337,762       0.0%
    Heiwa Real Estate Co., Ltd.          25,400  344,721       0.0%
    Heiwado Co., Ltd.                    16,100  386,632       0.0%
    HI-LEX Corp.                          6,700  214,436       0.0%
    Hibiya Engineering, Ltd.              1,900   25,211       0.0%
    Hiday Hidaka Corp.                    3,283   79,809       0.0%
#   Higashi Nihon House Co., Ltd.        21,700  101,225       0.0%
    Higashi-Nippon Bank, Ltd. (The)      71,000  251,018       0.0%
    Higo Bank, Ltd. (The)                86,000  552,747       0.1%
    Hikari Tsushin, Inc.                  1,600  106,788       0.0%
#   Himaraya Co., Ltd.                    1,900   16,690       0.0%
    Hino Motors, Ltd.                    11,500  150,026       0.0%
    Hioki EE Corp.                        3,100   61,222       0.0%
    Hiramatsu, Inc.                       6,300   33,304       0.0%
    Hiroshima Bank, Ltd. (The)          155,000  905,327       0.1%
    Hiroshima Gas Co., Ltd.               3,200   12,482       0.0%
    HIS Co., Ltd.                         2,100   69,998       0.0%
    Hisamitsu Pharmaceutical Co., Inc.    3,800  163,757       0.0%
    Hitachi Capital Corp.                27,200  616,220       0.1%
    Hitachi Chemical Co., Ltd.           21,500  416,153       0.0%
#   Hitachi Construction Machinery
      Co., Ltd.                          10,300  182,862       0.0%
    Hitachi High-Technologies Corp.       6,900  199,959       0.0%
    Hitachi Koki Co., Ltd.               32,300  265,645       0.0%
    Hitachi Kokusai Electric, Inc.       18,000  249,314       0.0%
    Hitachi Metals, Ltd.                 16,110  251,948       0.0%
    Hitachi Transport System, Ltd.       24,500  395,120       0.0%
    Hitachi Zosen Corp.                  72,740  401,009       0.0%
    Hitachi, Ltd.                       141,000  962,029       0.1%
    Hitachi, Ltd. ADR                     4,900  332,710       0.0%
#   Hochiki Corp.                         8,900   62,728       0.0%
    Hodogaya Chemical Co., Ltd.          31,000   51,797       0.0%
    Hogy Medical Co., Ltd.                3,500  168,510       0.0%
*   Hokkaido Electric Power Co., Inc.    14,300  131,883       0.0%
#   Hokkaido Gas Co., Ltd.               12,000   28,318       0.0%
    Hokkan Holdings, Ltd.                23,000   53,647       0.0%
    Hokko Chemical Industry Co., Ltd.     6,000   21,984       0.0%
    Hokkoku Bank, Ltd. (The)            154,000  557,829       0.1%
    Hokuetsu Bank, Ltd. (The)           112,000  224,965       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Hokuetsu Industries Co., Ltd.         6,900 $   55,508       0.0%
    Hokuetsu Kishu Paper Co., Ltd.       81,500    443,327       0.0%
    Hokuhoku Financial Group, Inc.      388,000    927,875       0.1%
#   Hokuriku Electric Industry Co.,
      Ltd.                               29,000     45,700       0.0%
    Hokuriku Electric Power Co.           8,500    125,661       0.0%
    Hokuto Corp.                          9,000    161,636       0.0%
    Honda Motor Co., Ltd.                55,523  1,861,429       0.1%
    Honda Motor Co., Ltd. Sponsored ADR  14,859    498,222       0.1%
#   Honeys Co., Ltd.                     11,470    103,536       0.0%
#   Hoosiers Holdings                    15,200     73,164       0.0%
    Horiba, Ltd.                         13,800    518,207       0.1%
    Hoshizaki Electric Co., Ltd.          2,800    164,729       0.0%
    Hosokawa Micron Corp.                17,000     88,510       0.0%
    House Foods Group, Inc.              23,400    477,855       0.1%
    Howa Machinery, Ltd.                  7,500     46,288       0.0%
    Hyakugo Bank, Ltd. (The)            146,000    717,725       0.1%
    Hyakujushi Bank, Ltd. (The)         140,000    480,586       0.1%
    I-Net Corp.                           7,000     56,151       0.0%
    Ibiden Co., Ltd.                     47,000    822,012       0.1%
    IBJ Leasing Co., Ltd.                 5,200    116,279       0.0%
    Ichibanya Co., Ltd.                   1,500     67,390       0.0%
    Ichiken Co., Ltd.                    15,000     38,961       0.0%
#   Ichikoh Industries, Ltd.             36,000     82,071       0.0%
    ICHINEN HOLDINGS Co., Ltd.           11,200    100,534       0.0%
    Ichiyoshi Securities Co., Ltd.       15,000    161,044       0.0%
    Idec Corp.                            7,700     69,685       0.0%
    Idemitsu Kosan Co., Ltd.             36,900    714,820       0.1%
    Ihara Chemical Industry Co., Ltd.    10,000    130,433       0.0%
    IHI Corp.                            99,000    453,878       0.0%
    Iida Group Holdings Co., Ltd.        49,420    663,300       0.1%
    Iino Kaiun Kaisha, Ltd.              42,900    225,653       0.0%
*   IJT Technology Holdings Co., Ltd.     3,000     13,453       0.0%
#   Ikegami Tsushinki Co., Ltd.          29,000     44,710       0.0%
    Ikyu Corp.                            4,700     91,717       0.0%
    Imagica Robot Holdings, Inc.          2,500     14,473       0.0%
#   Imasen Electric Industrial            7,500     92,960       0.0%
#   Imperial Hotel, Ltd.                    400      8,836       0.0%
    Inaba Denki Sangyo Co., Ltd.          9,800    354,338       0.0%
    Inaba Seisakusho Co., Ltd.              100      1,191       0.0%
    Inabata & Co., Ltd.                  22,100    232,489       0.0%
    Inageya Co., Ltd.                     8,600     96,569       0.0%
    Ines Corp.                           16,800    159,387       0.0%
    Infocom Corp.                         8,800     74,647       0.0%
    Information Services
      International-Dentsu, Ltd.          6,600     68,149       0.0%
    Innotech Corp.                        7,000     28,988       0.0%
    Intage Holdings, Inc.                 2,000     35,480       0.0%
    Internet Initiative Japan, Inc.      10,700    180,919       0.0%
    Inui Global Logistics Co., Ltd.       9,395     78,677       0.0%
    Iriso Electronics Co., Ltd.           1,800    124,918       0.0%
    Ise Chemical Corp.                    7,000     42,286       0.0%
#   Iseki & Co., Ltd.                   116,000    239,890       0.0%
    Isetan Mitsukoshi Holdings, Ltd.     18,000    291,235       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
*   Ishihara Sangyo Kaisha, Ltd.        208,000 $  206,412       0.0%
    Ishii Iron Works Co., Ltd.           19,000     34,808       0.0%
#*  Ishizuka Glass Co., Ltd.              3,000      6,710       0.0%
    Isuzu Motors, Ltd.                   33,000    437,376       0.0%
    IT Holdings Corp.                    39,300    773,892       0.1%
*   Itfor, Inc.                           3,200     12,180       0.0%
#   Ito En, Ltd.                          5,200    108,048       0.0%
    ITOCHU Corp.                        112,600  1,386,451       0.1%
    Itochu Enex Co., Ltd.                30,800    278,131       0.0%
    Itochu Techno-Solutions Corp.         6,800    154,863       0.0%
    Itochu-Shokuhin Co., Ltd.             2,000     70,437       0.0%
    Itoham Foods, Inc.                   69,000    372,736       0.0%
    Itoki Corp.                          33,553    198,798       0.0%
    IwaiCosmo Holdings, Inc.             11,100    148,884       0.0%
    Iwaki & Co., Ltd.                    18,000     36,538       0.0%
    Iwasaki Electric Co., Ltd.           40,000     92,360       0.0%
#   Iwatani Corp.                        54,000    365,227       0.0%
    Iyo Bank, Ltd. (The)                 64,100    798,492       0.1%
    Izumi Co., Ltd.                       2,600    102,976       0.0%
*   Izutsuya Co., Ltd.                   62,000     33,179       0.0%
    J Front Retailing Co., Ltd.          38,700    644,885       0.1%
    J-Oil Mills, Inc.                    58,000    196,103       0.0%
#   Jalux, Inc.                           1,800     36,892       0.0%
    Jamco Corp.                           3,000     85,699       0.0%
#*  Janome Sewing Machine Co., Ltd.     109,000    129,555       0.0%
#   Japan Airport Terminal Co., Ltd.      9,100    512,284       0.1%
    Japan Aviation Electronics
      Industry, Ltd.                     16,000    384,349       0.0%
#*  Japan Communications, Inc.           27,500    100,882       0.0%
    Japan Digital Laboratory Co., Ltd.    2,500     38,074       0.0%
#   Japan Drilling Co., Ltd.              2,300     77,249       0.0%
    Japan Exchange Group, Inc.           11,100    320,703       0.0%
#   Japan Medical Dynamic Marketing,
      Inc.                                4,600     20,429       0.0%
    Japan Pulp & Paper Co., Ltd.         26,000     71,331       0.0%
    Japan Radio Co., Ltd.                29,000    109,142       0.0%
#   Japan Steel Works, Ltd. (The)       127,000    586,092       0.1%
    Japan Transcity Corp.                11,000     35,611       0.0%
    Japan Vilene Co., Ltd.               14,000     70,344       0.0%
    Japan Wool Textile Co., Ltd. (The)   28,000    210,475       0.0%
    JBCC Holdings, Inc.                   9,600     65,901       0.0%
    JCU Corp.                             1,600     66,786       0.0%
    Jeol, Ltd.                           49,000    248,036       0.0%
    JFE Holdings, Inc.                   35,360    798,247       0.1%
    JGC Corp.                            15,000    312,163       0.0%
    Jimoto Holdings, Inc.                42,200     80,235       0.0%
    Jin Co., Ltd.                         3,700    142,351       0.0%
    JK Holdings Co., Ltd.                 6,300     31,468       0.0%
    JMS Co., Ltd.                         7,000     17,323       0.0%
#   Joban Kosan Co., Ltd.                 9,000     11,567       0.0%
    Joshin Denki Co., Ltd.               14,000    112,312       0.0%
    Jowa Holdings Co., Ltd.               5,400    218,935       0.0%
    Joyo Bank, Ltd. (The)               104,000    568,874       0.1%
#   JP-Holdings, Inc.                    10,800     30,935       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    JSP Corp.                             5,100 $   96,615       0.0%
    JSR Corp.                             9,700    165,457       0.0%
    JTEKT Corp.                          22,400    381,510       0.0%
    Juki Corp.                           65,000    192,245       0.0%
    Juroku Bank, Ltd. (The)             181,000    720,584       0.1%
*   Justsystems Corp.                     7,800     49,209       0.0%
    JVC Kenwood Corp.                    80,970    245,943       0.0%
    JX Holdings, Inc.                   367,270  1,599,344       0.1%
    K&O Energy Group, Inc.                6,000     75,227       0.0%
#   K's Holdings Corp.                   13,080    436,738       0.0%
    kabu.com Securities Co., Ltd.        29,300    213,840       0.0%
*   Kadokawa Dwango                      13,177    207,407       0.0%
    Kaga Electronics Co., Ltd.           11,200    135,333       0.0%
#   Kagome Co., Ltd.                      8,400    131,735       0.0%
    Kagoshima Bank, Ltd. (The)           90,000    647,819       0.1%
    Kajima Corp.                         50,843    242,868       0.0%
#   Kakaku.com, Inc.                      8,800    136,470       0.0%
    Kaken Pharmaceutical Co., Ltd.       14,000    500,302       0.1%
    Kameda Seika Co., Ltd.                1,400     57,017       0.0%
    Kamei Corp.                          12,300     90,167       0.0%
    Kamigumi Co., Ltd.                   63,000    630,766       0.1%
#   Kanagawa Chuo Kotsu Co., Ltd.         7,000     33,521       0.0%
    Kanamoto Co., Ltd.                   10,100    295,413       0.0%
    Kandenko Co., Ltd.                   58,000    367,974       0.0%
    Kaneka Corp.                        112,000    780,852       0.1%
    Kanematsu Corp.                     245,000    384,962       0.0%
    Kansai Paint Co., Ltd.               14,000    249,557       0.0%
    Kansai Super Market, Ltd.             1,900     12,670       0.0%
    Kansai Urban Banking Corp.           15,600    170,584       0.0%
    Kanto Denka Kogyo Co., Ltd.          21,000    130,899       0.0%
*   Kappa Create Holdings Co., Ltd.       2,400     22,250       0.0%
    Kasai Kogyo Co., Ltd.                16,000    136,729       0.0%
    Katakura Industries Co., Ltd.        13,500    145,624       0.0%
    Kato Sangyo Co., Ltd.                12,500    264,579       0.0%
    Kato Works Co., Ltd.                 26,000    166,530       0.0%
    KAWADA TECHNOLOGIES, Inc.             2,200     68,646       0.0%
    Kawai Musical Instruments
      Manufacturing Co., Ltd.             3,600     76,728       0.0%
    Kawasaki Heavy Industries, Ltd.      91,000    469,001       0.1%
    Kawasaki Kisen Kaisha, Ltd.         367,000    948,002       0.1%
    Kawasumi Laboratories, Inc.           5,000     38,218       0.0%
    KDDI Corp.                           26,700    631,784       0.1%
    Keihan Electric Railway Co., Ltd.    99,000    574,185       0.1%
    Keihanshin Building Co., Ltd.        23,500    138,775       0.0%
    Keihin Co., Ltd.                     17,000     27,505       0.0%
    Keihin Corp.                         26,100    427,507       0.0%
    Keiyo Bank, Ltd. (The)              130,000    769,517       0.1%
#   Keiyo Co., Ltd.                      14,500     67,648       0.0%
    Kenko Mayonnaise Co., Ltd.            2,400     33,036       0.0%
    Kewpie Corp.                         11,500    280,583       0.0%
#   KEY Coffee, Inc.                      7,600    114,867       0.0%
*   KI Holdings Co., Ltd.                 6,000     29,596       0.0%
    Kikkoman Corp.                       10,000    285,188       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
#   Kimoto Co., Ltd.                     19,800 $   48,816       0.0%
    Kimura Chemical Plants Co., Ltd.      1,300      5,634       0.0%
    Kinden Corp.                         21,000    294,959       0.0%
#*  Kintetsu Department Store Co., Ltd.  11,000     30,130       0.0%
    Kintetsu World Express, Inc.          3,900    179,644       0.0%
    Kinugawa Rubber Industrial Co.,
      Ltd.                               34,000    156,354       0.0%
    Kirin Holdings Co., Ltd.             30,780    407,410       0.0%
    Kita-Nippon Bank, Ltd. (The)          4,500    123,401       0.0%
    Kitagawa Iron Works Co., Ltd.        47,000     99,067       0.0%
    Kitano Construction Corp.            21,000     62,979       0.0%
    Kito Corp.                            9,800     95,395       0.0%
    Kitz Corp.                           55,400    280,961       0.0%
    Kiyo Bank, Ltd. (The)                23,400    335,543       0.0%
#*  KLab, Inc.                            8,100     96,883       0.0%
*   KNT-CT Holdings Co., Ltd.            47,000     66,365       0.0%
    Koa Corp.                            18,300    187,455       0.0%
    Koatsu Gas Kogyo Co., Ltd.           10,000     52,055       0.0%
    Kobayashi Pharmaceutical Co., Ltd.    1,700    119,117       0.0%
#   Kobe Bussan Co., Ltd.                   600     25,530       0.0%
*   Kobe Electric Railway Co., Ltd.       2,000      6,026       0.0%
    Kobe Steel, Ltd.                    989,000  1,797,595       0.1%
#   Kobelco Eco-Solutions Co., Ltd.       3,000     17,140       0.0%
    Kohnan Shoji Co., Ltd.               16,400    182,923       0.0%
    Kohsoku Corp.                           200      1,509       0.0%
    Koito Manufacturing Co., Ltd.        12,000    419,908       0.0%
    Kojima Co., Ltd.                      9,400     25,563       0.0%
#   Kokusai Co., Ltd.                     1,800     28,180       0.0%
    Kokuyo Co., Ltd.                     52,400    478,654       0.1%
#   KOMAIHALTEC, Inc.                    27,000     57,131       0.0%
    Komatsu Seiren Co., Ltd.              3,000     13,566       0.0%
    Komatsu, Ltd.                        33,600    676,002       0.1%
    Komeri Co., Ltd.                     17,900    402,832       0.0%
    Konaka Co., Ltd.                      8,700     52,257       0.0%
    Konami Corp.                         15,800    289,964       0.0%
    Kondotec, Inc.                        6,600     42,826       0.0%
    Konica Minolta, Inc.                 62,700    692,340       0.1%
    Konishi Co., Ltd.                     8,800    154,284       0.0%
    Konoike Transport Co., Ltd.           2,000     21,385       0.0%
    Kose Corp.                            5,900    384,756       0.0%
#   Kosei Securities Co., Ltd. (The)     10,000     20,014       0.0%
    Koshidaka Holdings Co., Ltd.          3,000     62,101       0.0%
#   Kotobuki Spirits Co., Ltd.            1,200     25,402       0.0%
    Kourakuen Corp.                         800     10,296       0.0%
    Krosaki Harima Corp.                 35,000     74,496       0.0%
    KRS Corp.                             2,700     38,446       0.0%
#   KU Holdings Co., Ltd.                   800      4,661       0.0%
    Kubota Corp.                         21,000    328,671       0.0%
    Kumagai Gumi Co., Ltd.               75,000    239,577       0.0%
    Kumiai Chemical Industry Co., Ltd.   18,000    158,948       0.0%
#   Kura Corp.                            4,200    161,978       0.0%
    Kurabo Industries, Ltd.             122,000    213,791       0.0%
    Kuraray Co., Ltd.                    13,300    179,852       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
#   Kureha Corp.                         77,000 $  352,400       0.0%
    Kurimoto, Ltd.                       50,000     96,035       0.0%
    Kurita Water Industries, Ltd.        14,700    381,971       0.0%
    Kuroda Electric Co., Ltd.            18,500    332,572       0.0%
#   Kusuri No Aoki Co., Ltd.              1,900    139,914       0.0%
    KYB Co., Ltd.                       122,000    463,221       0.0%
    Kyocera Corp.                        12,000    626,417       0.1%
    Kyocera Corp. Sponsored ADR           2,504    130,108       0.0%
    Kyodo Printing Co., Ltd.             39,000    121,082       0.0%
    Kyoei Steel, Ltd.                    10,600    173,630       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.     16,800    186,878       0.0%
    Kyokuto Securities Co., Ltd.          9,600    143,493       0.0%
#   Kyokuyo Co., Ltd.                    31,000     71,515       0.0%
    KYORIN Holdings, Inc.                16,200    372,629       0.0%
    Kyoritsu Maintenance Co., Ltd.        4,320    208,662       0.0%
    Kyoritsu Printing Co., Ltd.          23,500     57,845       0.0%
    Kyosan Electric Manufacturing Co.,
      Ltd.                               20,000     63,204       0.0%
#   Kyoto Kimono Yuzen Co., Ltd.          2,100     18,058       0.0%
    Kyowa Electronics Instruments Co.,
      Ltd.                                8,800     35,899       0.0%
    Kyowa Exeo Corp.                     32,500    379,160       0.0%
    Kyowa Hakko Kirin Co., Ltd.          13,000    190,304       0.0%
    Kyudenko Corp.                       22,000    292,533       0.0%
#   LAC Co., Ltd.                         3,300     33,278       0.0%
#   Land Business Co., Ltd.               1,900      6,376       0.0%
#*  Laox Co., Ltd.                       14,000     39,212       0.0%
    Lasertec Corp.                        6,700     93,540       0.0%
    Lawson, Inc.                          2,300    165,393       0.0%
    LEC, Inc.                             2,400     29,320       0.0%
*   Leopalace21 Corp.                    59,900    345,470       0.0%
    Life Corp.                            3,600     62,775       0.0%
    Link And Motivation, Inc.            20,000     29,527       0.0%
    Lintec Corp.                         19,500    478,328       0.1%
    Lion Corp.                           33,000    202,260       0.0%
#*  Livesense, Inc.                       2,000     10,129       0.0%
#   LIXIL Group Corp.                    14,200    295,978       0.0%
    Look, Inc.                           15,000     29,023       0.0%
    M3, Inc.                              6,800    128,489       0.0%
#*  Macnica Fuji Electronics Holdings,
      Inc.                               16,650    205,127       0.0%
    Maeda Corp.                          50,000    363,744       0.0%
    Maeda Kosen Co., Ltd.                 4,300     40,317       0.0%
    Maeda Road Construction Co., Ltd.    25,000    412,015       0.0%
    Maezawa Kyuso Industries Co., Ltd.    1,300     16,482       0.0%
    Makino Milling Machine Co., Ltd.     59,000    538,884       0.1%
    Makita Corp.                          3,400    169,674       0.0%
    Makita Corp. Sponsored ADR            1,988     99,798       0.0%
#   Mamiya-Op Co., Ltd.                  27,000     47,974       0.0%
    Mandom Corp.                          3,600    138,758       0.0%
    Mani, Inc.                              700     46,853       0.0%
    Mars Engineering Corp.                5,000     88,532       0.0%
    Marubeni Corp.                      297,700  1,843,374       0.1%
    Marubun Corp.                         7,600     49,329       0.0%
    Marudai Food Co., Ltd.               57,000    205,171       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          PERCENTAGE
                                        SHARES VALUE++  OF NET ASSETS**
                                        ------ -------- ---------------
JAPAN -- (Continued)
#*  Maruei Department Store Co., Ltd.   18,000 $ 20,267       0.0%
#   Marufuji Sheet Piling Co., Ltd.      3,000    8,661       0.0%
    Maruha Nichiro Corp.                10,800  149,917       0.0%
    Marui Group Co., Ltd.               68,600  748,879       0.1%
    Maruka Machinery Co., Ltd.           3,900   67,365       0.0%
    Marusan Securities Co., Ltd.        38,600  385,600       0.0%
    Maruwa Co., Ltd.                     4,800  108,761       0.0%
#   Maruyama Manufacturing Co., Inc.    28,000   55,337       0.0%
*   Maruzen CHI Holdings Co., Ltd.         700    2,173       0.0%
#   Maruzen Showa Unyu Co., Ltd.        24,000   82,527       0.0%
#   Marvelous, Inc.                      8,000  106,472       0.0%
    Matsuda Sangyo Co., Ltd.             7,800  100,191       0.0%
    Matsui Construction Co., Ltd.       10,000   56,208       0.0%
    Matsui Securities Co., Ltd.          4,400   40,882       0.0%
    Matsumotokiyoshi Holdings Co., Ltd. 12,000  436,932       0.0%
#   Matsuya Foods Co., Ltd.              2,100   41,784       0.0%
    Max Co., Ltd.                       11,000  124,264       0.0%
    Maxvalu Tokai Co., Ltd.              2,400   34,527       0.0%
    Mazda Motor Corp.                   13,200  258,746       0.0%
#   McDonald's Holdings Co. Japan, Ltd.  4,300   93,356       0.0%
#   MEC Co., Ltd.                        6,600   45,381       0.0%
    Medipal Holdings Corp.              44,500  607,091       0.1%
*   Megachips Corp.                     11,700  137,926       0.0%
    Megmilk Snow Brand Co., Ltd.        25,500  305,776       0.0%
    Meidensha Corp.                     74,000  245,371       0.0%
    MEIJI Holdings Co., Ltd.             5,750  660,563       0.1%
    Meiko Electronics Co., Ltd.          7,600   25,051       0.0%
    Meiko Network Japan Co., Ltd.        7,500   92,719       0.0%
    Meisei Industrial Co., Ltd.         13,000   71,031       0.0%
    Meitec Corp.                         6,500  209,319       0.0%
    Meito Sangyo Co., Ltd.               1,100   11,125       0.0%
    Meiwa Corp.                          9,600   34,739       0.0%
    Meiwa Estate Co., Ltd.               2,000    8,019       0.0%
    Melco Holdings, Inc.                 7,300  150,603       0.0%
    Message Co., Ltd.                    4,700  145,710       0.0%
#   Michinoku Bank, Ltd. (The)          64,909  115,878       0.0%
#   Micronics Japan Co., Ltd.            4,000  122,355       0.0%
    Mie Bank, Ltd. (The)                35,000   80,797       0.0%
    Mikuni Corp.                        14,300   74,800       0.0%
    Milbon Co., Ltd.                     4,052  128,536       0.0%
    Mimasu Semiconductor Industry Co.,
      Ltd.                               9,600  110,002       0.0%
    Minato Bank, Ltd. (The)             86,000  211,627       0.0%
    Minebea Co., Ltd.                   49,000  751,324       0.1%
    Ministop Co., Ltd.                   9,100  134,927       0.0%
    Miraca Holdings, Inc.                6,500  327,011       0.0%
    Mirait Holdings Corp.               38,810  438,580       0.0%
    Miroku Jyoho Service Co., Ltd.       1,500    8,499       0.0%
#   Misawa Homes Co., Ltd.              14,100  124,561       0.0%
    MISUMI Group, Inc.                   5,300  198,899       0.0%
    Mitani Corp.                         3,800   81,927       0.0%
    Mito Securities Co., Ltd.           27,600  103,593       0.0%
    Mitsuba Corp.                       13,500  284,538       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsubishi Chemical Holdings Corp.    471,900 $2,938,158       0.2%
    Mitsubishi Corp.                       79,000  1,704,559       0.1%
    Mitsubishi Electric Corp.              33,000    430,970       0.0%
    Mitsubishi Gas Chemical Co., Inc.     149,789    836,988       0.1%
    Mitsubishi Heavy Industries, Ltd.     104,000    576,235       0.1%
    Mitsubishi Logistics Corp.             28,000    433,125       0.0%
    Mitsubishi Materials Corp.            361,800  1,302,471       0.1%
    Mitsubishi Motors Corp.                81,000    745,295       0.1%
    Mitsubishi Nichiyu Forklift Co.,
      Ltd.                                 10,200     57,670       0.0%
*   Mitsubishi Paper Mills, Ltd.          154,000    118,191       0.0%
    Mitsubishi Pencil Co., Ltd.             4,125    155,964       0.0%
    Mitsubishi Research Institute, Inc.     1,700     38,914       0.0%
    Mitsubishi Shokuhin Co., Ltd.           5,700    120,425       0.0%
    Mitsubishi Steel Manufacturing
      Co., Ltd.                            88,000    199,373       0.0%
    Mitsubishi Tanabe Pharma Corp.         12,800    217,793       0.0%
    Mitsubishi UFJ Financial Group,
      Inc.                                886,300  6,296,585       0.4%
    Mitsubishi UFJ Financial Group,
      Inc. ADR                             16,850    119,635       0.0%
    Mitsuboshi Belting Co., Ltd.           22,000    176,411       0.0%
    Mitsui & Co., Ltd.                     88,200  1,233,576       0.1%
    Mitsui & Co., Ltd. Sponsored ADR          471    133,204       0.0%
    Mitsui Chemicals, Inc.                345,000  1,140,566       0.1%
    Mitsui Engineering & Shipbuilding
      Co., Ltd.                           455,000    817,041       0.1%
    Mitsui Fudosan Co., Ltd.               10,000    296,443       0.0%
    Mitsui High-Tec, Inc.                  13,700    103,082       0.0%
    Mitsui Home Co., Ltd.                  12,000     52,223       0.0%
    Mitsui Matsushima Co., Ltd.            94,000    101,987       0.0%
    Mitsui Mining & Smelting Co., Ltd.    355,000    843,468       0.1%
    Mitsui OSK Lines, Ltd.                181,000    639,058       0.1%
    Mitsui Sugar Co., Ltd.                 51,000    183,787       0.0%
    Mitsui-Soko Holdings Co., Ltd.         63,000    220,748       0.0%
    Mitsuuroko Group Holdings Co., Ltd.    11,300     54,255       0.0%
    Miura Co., Ltd.                        23,700    266,057       0.0%
#   Miyaji Engineering Group, Inc.         31,000     51,233       0.0%
    Miyazaki Bank, Ltd. (The)              88,000    349,857       0.0%
    Miyoshi Oil & Fat Co., Ltd.            31,000     37,250       0.0%
    Mizuho Financial Group, Inc.        1,650,160  3,145,666       0.2%
    Mizuno Corp.                           62,000    322,591       0.0%
    Mochida Pharmaceutical Co., Ltd.        3,500    239,239       0.0%
#   Modec, Inc.                             3,700     61,293       0.0%
    Monex Group, Inc.                     106,900    290,545       0.0%
#   Money Partners Group Co., Ltd.          4,900     14,940       0.0%
    Monogatari Corp. (The)                  2,400     80,317       0.0%
#   MonotaRO Co., Ltd.                      6,500    223,651       0.0%
    MORESCO Corp.                           2,500     45,017       0.0%
    Morinaga & Co., Ltd.                   66,000    221,268       0.0%
    Morinaga Milk Industry Co., Ltd.      102,000    377,968       0.0%
    Morita Holdings Corp.                  14,400    134,556       0.0%
    Mory Industries, Inc.                   7,000     24,300       0.0%
#   Mr Max Corp.                            8,900     21,030       0.0%
    MS&AD Insurance Group Holdings,
      Inc.                                 28,582    817,932       0.1%
    MTI, Ltd.                              10,800     77,153       0.0%
    Murakami Corp.                          2,000     35,035       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Musashi Seimitsu Industry Co., Ltd.  13,600 $  287,863       0.0%
    Musashino Bank, Ltd. (The)           16,500    597,389       0.1%
#   Mutoh Holdings Co., Ltd.             15,000     54,563       0.0%
    Nabtesco Corp.                        4,700    129,269       0.0%
#   NAC Co., Ltd.                         5,600     47,465       0.0%
    Nachi-Fujikoshi Corp.                51,000    298,205       0.0%
    Nagaileben Co., Ltd.                  1,800     32,455       0.0%
#   Nagano Bank, Ltd. (The)              42,000     70,619       0.0%
    Nagase & Co., Ltd.                   39,600    523,356       0.1%
    Nagatanien Co., Ltd.                  9,000     83,646       0.0%
#   Nagoya Railroad Co., Ltd.            39,000    154,049       0.0%
    Nakabayashi Co., Ltd.                 9,000     16,791       0.0%
    Nakamuraya Co., Ltd.                 10,083     41,101       0.0%
    Nakanishi, Inc.                       2,000     74,109       0.0%
*   Nakayama Steel Works, Ltd.          109,000     85,456       0.0%
    Nakayamafuku Co., Ltd.                  600      4,382       0.0%
    Nankai Electric Railway Co., Ltd.    32,000    152,975       0.0%
    Nanto Bank, Ltd. (The)               75,000    271,124       0.0%
    Narasaki Sangyo Co., Ltd.             5,000     12,439       0.0%
#   Natori Co., Ltd.                      1,400     17,471       0.0%
    NDS Co., Ltd.                        10,000     25,141       0.0%
    NEC Capital Solutions, Ltd.           1,400     21,751       0.0%
    NEC Corp.                           340,000  1,131,184       0.1%
    NEC Networks & System Integration
      Corp.                               9,200    197,146       0.0%
    NET One Systems Co., Ltd.            42,800    307,385       0.0%
    Neturen Co., Ltd.                    16,600    123,585       0.0%
#*  New Japan Chemical Co., Ltd.          6,900     13,057       0.0%
    Nexon Co., Ltd.                       8,500    108,418       0.0%
#   Next Co., Ltd.                        5,400     52,588       0.0%
    NGK Insulators, Ltd.                 10,000    224,637       0.0%
    NGK Spark Plug Co., Ltd.              8,000    224,027       0.0%
    NH Foods, Ltd.                       21,000    458,819       0.0%
    NHK Spring Co., Ltd.                 39,000    446,493       0.0%
    Nice Holdings, Inc.                  15,000     24,210       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.   14,550    306,288       0.0%
    Nichia Steel Works, Ltd.              2,000      5,692       0.0%
#   Nichias Corp.                        35,000    211,195       0.0%
    Nichiban Co., Ltd.                    9,000     35,172       0.0%
    Nichicon Corp.                       34,000    313,664       0.0%
    Nichiden Corp.                          200      4,527       0.0%
    Nichiha Corp.                        13,400    148,653       0.0%
#   Nichii Gakkan Co.                    18,500    171,774       0.0%
    Nichimo Co., Ltd.                    13,000     21,308       0.0%
    Nichirei Corp.                      112,000    591,186       0.1%
    Nichireki Co., Ltd.                  15,000    133,776       0.0%
    Nifco, Inc.                          10,700    378,953       0.0%
    NIFTY Corp.                           3,400     43,304       0.0%
#   Nihon Chouzai Co., Ltd.                 720     35,419       0.0%
#   Nihon Dempa Kogyo Co., Ltd.          10,300     85,165       0.0%
#   Nihon Eslead Corp.                    6,000     60,090       0.0%
    Nihon Kohden Corp.                    7,800    204,956       0.0%
    Nihon M&A Center, Inc.                8,500    295,795       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Nihon Nohyaku Co., Ltd.              12,000 $  125,989       0.0%
    Nihon Parkerizing Co., Ltd.          20,000    227,376       0.0%
    Nihon Plast Co., Ltd.                 2,000     16,677       0.0%
    Nihon Tokushu Toryo Co., Ltd.         2,200     14,952       0.0%
    Nihon Trim Co., Ltd.                  1,900     58,432       0.0%
    Nihon Unisys, Ltd.                   28,600    271,413       0.0%
    Nihon Yamamura Glass Co., Ltd.       49,000     72,153       0.0%
#   Nikkiso Co., Ltd.                    28,400    265,665       0.0%
    Nikko Co., Ltd.                      12,000     49,564       0.0%
    Nikon Corp.                          15,300    217,543       0.0%
    Nippo Corp.                          25,000    418,101       0.0%
    Nippon Air Conditioning Services
      Co., Ltd.                           4,000     27,291       0.0%
    Nippon Beet Sugar Manufacturing
      Co., Ltd.                          46,000     76,141       0.0%
#   Nippon Carbide Industries Co., Inc.  34,000     66,214       0.0%
    Nippon Carbon Co., Ltd.              53,000    164,069       0.0%
*   Nippon Chemi-Con Corp.               97,000    292,485       0.0%
#   Nippon Chemical Industrial Co.,
      Ltd.                               45,000     99,635       0.0%
    Nippon Chemiphar Co., Ltd.           11,000     54,738       0.0%
    Nippon Chutetsukan K.K.              12,000     22,567       0.0%
    Nippon Coke & Engineering Co., Ltd.  94,300     91,883       0.0%
#   Nippon Concrete Industries Co.,
      Ltd.                               19,000     76,954       0.0%
    Nippon Denko Co., Ltd.               85,765    210,156       0.0%
    Nippon Densetsu Kogyo Co., Ltd.      22,300    374,469       0.0%
    Nippon Electric Glass Co., Ltd.     126,000    716,520       0.1%
    Nippon Express Co., Ltd.            108,000    619,968       0.1%
    Nippon Filcon Co., Ltd.               1,800      7,729       0.0%
    Nippon Fine Chemical Co., Ltd.        4,800     38,900       0.0%
    Nippon Flour Mills Co., Ltd.         69,000    340,462       0.0%
    Nippon Gas Co., Ltd.                  8,900    221,949       0.0%
    Nippon Hume Corp.                    11,200     77,049       0.0%
    Nippon Kanzai Co., Ltd.                 500     12,005       0.0%
    Nippon Kasei Chemical Co., Ltd.       8,000     10,609       0.0%
    Nippon Kayaku Co., Ltd.              29,000    350,566       0.0%
#*  Nippon Kinzoku Co., Ltd.             16,000     19,228       0.0%
#   Nippon Kodoshi Corp.                  3,100     35,023       0.0%
    Nippon Koei Co., Ltd.                32,000    134,529       0.0%
    Nippon Konpo Unyu Soko Co., Ltd.     34,400    606,169       0.1%
#   Nippon Koshuha Steel Co., Ltd.       66,000     64,977       0.0%
    Nippon Light Metal Holdings Co.,
      Ltd.                              312,100    483,490       0.1%
    Nippon Paint Holdings Co., Ltd.      11,000    368,475       0.0%
    Nippon Paper Industries Co., Ltd.    67,924  1,184,463       0.1%
#   Nippon Parking Development Co.,
      Ltd.                               70,700    106,739       0.0%
    Nippon Pillar Packing Co., Ltd.      11,700    103,647       0.0%
    Nippon Piston Ring Co., Ltd.         51,000    104,269       0.0%
    Nippon Road Co., Ltd. (The)          35,000    188,843       0.0%
    Nippon Seisen Co., Ltd.              12,000     62,073       0.0%
#   Nippon Sharyo, Ltd.                  48,000    138,391       0.0%
*   Nippon Sheet Glass Co., Ltd.        517,000    523,733       0.1%
    Nippon Shinyaku Co., Ltd.             7,000    234,035       0.0%
    Nippon Shokubai Co., Ltd.            32,000    441,813       0.0%
    Nippon Signal Co., Ltd. (The)        23,000    220,249       0.0%
    Nippon Soda Co., Ltd.                75,000    468,564       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Steel & Sumikin Bussan Corp.  95,000 $  323,611       0.0%
    Nippon Steel & Sumikin Texeng Co.,
      Ltd.                               25,000    134,945       0.0%
    Nippon Steel & Sumitomo Metal Corp. 771,562  2,007,000       0.1%
    Nippon Suisan Kaisha, Ltd.          135,200    410,451       0.0%
    Nippon Synthetic Chemical Industry
      Co., Ltd. (The)                    30,000    209,955       0.0%
    Nippon Thompson Co., Ltd.            42,000    239,285       0.0%
    Nippon Valqua Industries, Ltd.       35,000     90,846       0.0%
#*  Nippon Yakin Kogyo Co., Ltd.         72,400    144,531       0.0%
    Nippon Yusen K.K.                   326,217  1,025,464       0.1%
    Nipro Corp.                          61,000    585,377       0.1%
    Nishi-Nippon City Bank, Ltd. (The)  212,000    675,526       0.1%
    Nishi-Nippon Railroad Co., Ltd.      37,000    162,249       0.0%
    Nishikawa Rubber Co., Ltd.            1,400     22,746       0.0%
    Nishimatsu Construction Co., Ltd.   173,000    637,158       0.1%
    Nishimatsuya Chain Co., Ltd.         21,000    195,154       0.0%
    Nishio Rent All Co., Ltd.             8,700    247,692       0.0%
    Nissan Chemical Industries, Ltd.     10,400    206,106       0.0%
    Nissan Motor Co., Ltd.              107,200  1,112,810       0.1%
    Nissan Shatai Co., Ltd.              17,200    221,409       0.0%
    Nissan Tokyo Sales Holdings Co.,
      Ltd.                                5,000     14,315       0.0%
    Nissei ASB Machine Co., Ltd.          2,500     47,983       0.0%
#   Nissei Build Kogyo Co., Ltd.         22,000     52,534       0.0%
    Nissei Plastic Industrial Co., Ltd.   3,900     40,983       0.0%
*   Nissen Holdings Co., Ltd.             3,500      7,823       0.0%
#   Nissha Printing Co., Ltd.            15,500    300,139       0.0%
    Nisshin Oillio Group, Ltd. (The)     68,000    250,074       0.0%
    Nisshin Seifun Group, Inc.           58,465    681,828       0.1%
    Nisshin Steel Co., Ltd.              54,640    728,234       0.1%
    Nisshinbo Holdings, Inc.             78,000    807,923       0.1%
    Nissin Corp.                         27,000     72,348       0.0%
    Nissin Electric Co., Ltd.            21,000    137,550       0.0%
    Nissin Foods Holdings Co., Ltd.       2,200    105,481       0.0%
    Nissin Kogyo Co., Ltd.               21,100    347,777       0.0%
    Nissin Sugar Co., Ltd.                  700     15,436       0.0%
    Nissui Pharmaceutical Co., Ltd.       3,400     39,920       0.0%
    Nitori Holdings Co., Ltd.             1,700    130,745       0.0%
    Nitta Corp.                           7,800    213,744       0.0%
    Nitta Gelatin, Inc.                   3,400     23,085       0.0%
    Nittan Valve Co., Ltd.                4,200     11,920       0.0%
    Nittetsu Mining Co., Ltd.            33,000    131,022       0.0%
*   Nitto Boseki Co., Ltd.               63,000    240,095       0.0%
    Nitto Denko Corp.                     7,800    499,867       0.1%
    Nitto Kogyo Corp.                    12,800    231,711       0.0%
    Nitto Kohki Co., Ltd.                 4,200     85,009       0.0%
    Nitto Seiko Co., Ltd.                10,000     32,805       0.0%
#   Nittoc Construction Co., Ltd.        16,100     71,548       0.0%
    Nittoku Engineering Co., Ltd.         6,300     76,468       0.0%
    NJS Co., Ltd.                         3,400     45,098       0.0%
    NOF Corp.                            53,000    407,752       0.0%
    Nohmi Bosai, Ltd.                     8,000    100,520       0.0%
    Nojima Corp.                            800     15,627       0.0%
    NOK Corp.                            26,600    835,914       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Nomura Co., Ltd.                      9,000 $   96,245       0.0%
    Nomura Holdings, Inc.               196,600  1,275,426       0.1%
    Nomura Holdings, Inc. ADR             7,820     50,986       0.0%
    Nomura Real Estate Holdings, Inc.    30,800    626,072       0.1%
    Nomura Research Institute, Ltd.       6,400    252,560       0.0%
    Noritake Co., Ltd.                   53,000    125,157       0.0%
    Noritz Corp.                         15,500    265,355       0.0%
    North Pacific Bank, Ltd.            184,100    727,028       0.1%
    NS Solutions Corp.                    4,900    164,403       0.0%
    NS United Kaiun Kaisha, Ltd.         64,000    153,518       0.0%
    NSD Co., Ltd.                        13,640    197,768       0.0%
    NSK, Ltd.                            23,900    373,266       0.0%
    NTN Corp.                           209,000  1,140,833       0.1%
    NTT Data Corp.                        8,200    366,899       0.0%
    NTT DOCOMO, Inc.                     58,872  1,042,769       0.1%
    NTT DOCOMO, Inc. Sponsored ADR        3,100     54,901       0.0%
    NTT Urban Development Corp.           8,000     83,289       0.0%
#   Nuflare Technology, Inc.              1,500     63,851       0.0%
    Obara Group, Inc.                     3,300    194,143       0.0%
    Obayashi Corp.                       33,000    220,422       0.0%
    Obayashi Road Corp.                  17,000    106,862       0.0%
    OBIC Business Consultants, Ltd.         400     15,071       0.0%
    Obic Co., Ltd.                        4,000    167,322       0.0%
#   Odelic Co., Ltd.                      1,700     46,496       0.0%
    Oenon Holdings, Inc.                 18,000     33,712       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)     171,000    576,360       0.1%
    Ohara, Inc.                           1,500      7,681       0.0%
    Ohashi Technica, Inc.                 3,400     44,424       0.0%
    Ohsho Food Service Corp.              2,300     81,711       0.0%
    OIE Sangyo Co., Ltd.                  1,187      9,079       0.0%
    Oiles Corp.                           8,716    166,118       0.0%
    Oita Bank, Ltd. (The)                78,000    305,070       0.0%
    Oji Holdings Corp.                  235,000  1,045,146       0.1%
    Okabe Co., Ltd.                      19,900    173,007       0.0%
    Okamoto Industries, Inc.             26,000    101,691       0.0%
    Okamoto Machine Tool Works, Ltd.     22,000     28,466       0.0%
    Okamura Corp.                        35,200    274,383       0.0%
    Oki Electric Industry Co., Ltd.     212,000    434,306       0.0%
    Okinawa Cellular Telephone Co.        2,700     82,496       0.0%
    Okinawa Electric Power Co., Inc.
      (The)                               3,700    140,573       0.0%
#   OKK Corp.                            41,000     54,867       0.0%
    OKUMA Corp.                          57,000    617,580       0.1%
    Okumura Corp.                       102,000    488,591       0.1%
    Okura Industrial Co., Ltd.           27,000     83,173       0.0%
    Okuwa Co., Ltd.                       7,000     57,610       0.0%
    Olympic Group Corp.                   2,300     15,480       0.0%
    Omron Corp.                           8,200    376,528       0.0%
    ONO Sokki Co., Ltd.                   4,000     34,068       0.0%
#   Onoken Co., Ltd.                      8,500     76,088       0.0%
    Onward Holdings Co., Ltd.            73,000    490,953       0.1%
    Open House Co., Ltd.                  1,200     30,520       0.0%
    OPT Holding, Inc.                     7,300     41,941       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                        SHARES  VALUE++  OF NET ASSETS**
                                        ------- -------- ---------------
JAPAN -- (Continued)
    Optex Co., Ltd.                       4,600 $ 98,514       0.0%
    Oracle Corp. Japan                    1,000   45,651       0.0%
    Organo Corp.                         22,000   98,222       0.0%
#   Origin Electric Co., Ltd.            21,000   88,976       0.0%
    Osaka Organic Chemical Industry,
      Ltd.                                2,300   10,260       0.0%
    Osaka Steel Co., Ltd.                 7,500  138,423       0.0%
#   OSAKA Titanium Technologies Co.,
      Ltd.                                3,500   75,300       0.0%
#   Osaki Electric Co., Ltd.             18,000  124,397       0.0%
    OSG Corp.                            14,000  291,086       0.0%
    Otsuka Corp.                          3,100  142,783       0.0%
    Otsuka Holdings Co., Ltd.            11,600  366,148       0.0%
    OUG Holdings, Inc.                   15,000   30,381       0.0%
#   Outsourcing, Inc.                     4,200   57,151       0.0%
    Pacific Industrial Co., Ltd.         22,800  188,518       0.0%
#*  Pacific Metals Co., Ltd.             95,000  288,932       0.0%
    Pack Corp. (The)                      4,300   93,799       0.0%
    Pal Co., Ltd.                         5,300  170,350       0.0%
    Paltac Corp.                         19,350  277,241       0.0%
    PanaHome Corp.                       41,000  298,877       0.0%
    Panasonic Corp.                      19,899  285,031       0.0%
    Panasonic Corp. Sponsored ADR        27,580  394,118       0.0%
    Panasonic Industrial Devices SUNX
      Co., Ltd.                           9,300   66,010       0.0%
    Paramount Bed Holdings Co., Ltd.      6,400  173,409       0.0%
    Parco Co., Ltd.                      12,806  121,329       0.0%
    Paris Miki Holdings, Inc.             7,500   30,083       0.0%
    Park24 Co., Ltd.                      6,800  135,813       0.0%
#*  Pasco Corp.                          10,000   27,936       0.0%
    Pasona Group, Inc.                   11,100   71,073       0.0%
#   Penta-Ocean Construction Co., Ltd.  104,500  391,699       0.0%
    Pigeon Corp.                          8,400  222,453       0.0%
#   Pilot Corp.                           3,800  204,844       0.0%
    Piolax, Inc.                          4,900  217,100       0.0%
#*  Pioneer Corp.                       205,800  394,524       0.0%
    Plenus Co., Ltd.                      7,800  152,332       0.0%
    Pola Orbis Holdings, Inc.             2,700  140,093       0.0%
#   Press Kogyo Co., Ltd.                57,000  252,659       0.0%
    Pressance Corp.                       4,600  147,368       0.0%
    Prestige International, Inc.          8,800   68,165       0.0%
    Prima Meat Packers, Ltd.             99,000  281,882       0.0%
    Pronexus, Inc.                        6,000   39,819       0.0%
    Proto Corp.                           3,200   46,670       0.0%
#   PS Mitsubishi Construction Co.,
      Ltd.                               12,500   43,554       0.0%
    Qol Co., Ltd.                         6,300   54,637       0.0%
    Raito Kogyo Co., Ltd.                26,300  207,413       0.0%
*   Rasa Industries, Ltd.                23,000   26,760       0.0%
*   Raysum Co., Ltd.                      1,400   13,475       0.0%
    Relo Holdings, Inc.                   2,500  205,253       0.0%
    Renaissance, Inc.                     1,800   18,593       0.0%
    Rengo Co., Ltd.                     119,000  520,282       0.1%
#*  Renown, Inc.                         44,300   76,688       0.0%
    Resona Holdings, Inc.               121,300  646,779       0.1%
#   Resorttrust, Inc.                    17,500  457,170       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Rheon Automatic Machinery Co., Ltd.   3,000 $   14,389       0.0%
    Rhythm Watch Co., Ltd.                9,000     12,515       0.0%
    Riberesute Corp.                      1,700     12,825       0.0%
    Ricoh Co., Ltd.                     220,100  2,274,673       0.2%
    Ricoh Leasing Co., Ltd.               9,600    278,290       0.0%
    Right On Co., Ltd.                   10,300     79,932       0.0%
    Riken Corp.                          49,000    190,538       0.0%
    Riken Technos Corp.                  16,200     59,079       0.0%
#   Riken Vitamin Co., Ltd.               2,400     85,357       0.0%
    Ringer Hut Co., Ltd.                  3,300     64,557       0.0%
    Rinnai Corp.                          1,400    106,222       0.0%
#   Rion Co., Ltd.                        3,200     41,563       0.0%
    Riso Kagaku Corp.                    12,600    208,557       0.0%
#*  Riso Kyoiku Co., Ltd.                 5,400     14,210       0.0%
#   Rock Field Co., Ltd.                  4,200     86,430       0.0%
    Rohm Co., Ltd.                          300     20,809       0.0%
    Rohto Pharmaceutical Co., Ltd.       17,000    242,709       0.0%
    Rokko Butter Co., Ltd.                2,800     29,647       0.0%
    Roland DG Corp.                       5,900    157,930       0.0%
    Round One Corp.                      39,300    208,236       0.0%
    Royal Holdings Co., Ltd.              8,600    158,622       0.0%
    Ryobi, Ltd.                          74,000    241,623       0.0%
    Ryoden Trading Co., Ltd.             14,000    100,599       0.0%
    Ryohin Keikaku Co., Ltd.              1,800    287,065       0.0%
    Ryosan Co., Ltd.                     17,900    426,287       0.0%
    S Foods, Inc.                         4,900     87,302       0.0%
    S&B Foods, Inc.                         200      8,291       0.0%
    Sac's Bar Holdings, Inc.              2,250     40,188       0.0%
    Saibu Gas Co., Ltd.                  32,000     75,182       0.0%
    Saizeriya Co., Ltd.                  10,300    209,816       0.0%
    Sakai Chemical Industry Co., Ltd.    61,000    201,316       0.0%
    Sakai Heavy Industries, Ltd.         18,000     43,708       0.0%
#   Sakai Moving Service Co., Ltd.        2,100     67,413       0.0%
#   Sakai Ovex Co., Ltd.                 45,000     74,976       0.0%
    Sakata INX Corp.                     16,000    151,893       0.0%
    Sakata Seed Corp.                    15,000    260,095       0.0%
    Sala Corp.                            6,500     32,494       0.0%
#   SAMTY Co., Ltd.                       6,400     48,526       0.0%
    San-A Co., Ltd.                       5,800    242,538       0.0%
    San-Ai Oil Co., Ltd.                 30,000    199,261       0.0%
    San-In Godo Bank, Ltd. (The)         81,000    775,155       0.1%
#   Sanden Holdings Corp.                54,000    251,670       0.0%
    Sanei Architecture Planning Co.,
      Ltd.                                5,400     42,961       0.0%
    Sangetsu Co., Ltd.                   31,200    480,017       0.1%
#*  Sanix, Inc.                           7,200     22,724       0.0%
    Sanken Electric Co., Ltd.            42,000    321,182       0.0%
    Sanki Engineering Co., Ltd.          13,000    103,824       0.0%
#   Sanko Marketing Foods Co., Ltd.       3,300     26,289       0.0%
    Sanko Metal Industrial Co., Ltd.      4,000      8,266       0.0%
    Sankyo Co., Ltd.                      6,500    246,198       0.0%
    Sankyo Seiko Co., Ltd.               12,100     52,436       0.0%
    Sankyo Tateyama, Inc.                14,000    261,665       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Sankyu, Inc.                        133,000 $  623,761       0.1%
    Sanoh Industrial Co., Ltd.           14,800    108,513       0.0%
#   Sanrio Co., Ltd.                      3,600     96,431       0.0%
    Sanshin Electronics Co., Ltd.        14,000    115,268       0.0%
    Santen Pharmaceutical Co., Ltd.       8,500    112,515       0.0%
    Sanwa Holdings Corp.                 53,000    400,011       0.0%
    Sanyo Chemical Industries, Ltd.      31,000    241,568       0.0%
    Sanyo Denki Co., Ltd.                23,000    192,637       0.0%
    Sanyo Electric Railway Co., Ltd.     10,000     39,197       0.0%
    Sanyo Shokai, Ltd.                   51,372    134,196       0.0%
    Sanyo Special Steel Co., Ltd.        68,000    329,071       0.0%
    Sapporo Holdings, Ltd.              181,000    710,468       0.1%
    Sata Construction Co., Ltd.          17,000     19,962       0.0%
    Sato Holdings Corp.                   7,900    182,446       0.0%
    Sato Restaurant Systems Co., Ltd.     1,100      9,761       0.0%
    Sato Shoji Corp.                      4,500     31,048       0.0%
    Satori Electric Co., Ltd.            13,000     90,713       0.0%
#   Sawada Holdings Co., Ltd.            11,700     89,323       0.0%
    Sawai Pharmaceutical Co., Ltd.        2,700    153,699       0.0%
#   Saxa Holdings, Inc.                  27,000     49,341       0.0%
    SBI Holdings, Inc.                   74,950    994,257       0.1%
    SBS Holdings, Inc.                   11,000     86,777       0.0%
    SCREEN Holdings Co., Ltd.            29,000    196,870       0.0%
    Scroll Corp.                          5,100     11,795       0.0%
    SCSK Corp.                            1,655     48,327       0.0%
    Secom Co., Ltd.                       3,400    240,963       0.0%
    Secom Joshinetsu Co., Ltd.              200      5,947       0.0%
    Sega Sammy Holdings, Inc.             9,700    135,416       0.0%
#   Seibu Electric Industry Co., Ltd.     2,000      7,615       0.0%
    Seika Corp.                          33,000     91,690       0.0%
#   Seikitokyu Kogyo Co., Ltd.           19,600     88,982       0.0%
    Seiko Epson Corp.                    36,300    634,319       0.1%
    Seiko Holdings Corp.                 73,000    386,767       0.0%
    Seiko PMC Corp.                         200      1,806       0.0%
    Seino Holdings Co., Ltd.             51,200    587,720       0.1%
    Seiren Co., Ltd.                     19,200    167,404       0.0%
    Sekisui Chemical Co., Ltd.           28,000    373,350       0.0%
    Sekisui House, Ltd.                  83,540  1,294,925       0.1%
    Sekisui Jushi Corp.                  17,100    227,317       0.0%
    Sekisui Plastics Co., Ltd.           27,000    110,695       0.0%
#   Senko Co., Ltd.                      51,000    322,020       0.0%
#   Senshu Electric Co., Ltd.             2,100     31,741       0.0%
    Senshu Ikeda Holdings, Inc.          82,840    367,667       0.0%
#   Senshukai Co., Ltd.                  17,800    128,420       0.0%
    Seria Co., Ltd.                       3,800    121,393       0.0%
    Seven & I Holdings Co., Ltd.         13,200    567,393       0.1%
    Seven Bank, Ltd.                     25,000    134,697       0.0%
#*  Sharp Corp.                         234,000    504,238       0.1%
    Shibaura Electronics Co., Ltd.          700     11,998       0.0%
#   Shibaura Mechatronics Corp.          20,000     49,169       0.0%
    Shibusawa Warehouse Co., Ltd. (The)  23,000     68,356       0.0%
#   Shibuya Kogyo Co., Ltd.               4,400     90,431       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                        SHARES  VALUE++  OF NET ASSETS**
                                        ------- -------- ---------------
JAPAN -- (Continued)
#   Shidax Corp.                          6,800 $ 30,587       0.0%
    Shiga Bank, Ltd. (The)              135,000  710,211       0.1%
#   Shikibo, Ltd.                        50,000   51,341       0.0%
    Shikoku Bank, Ltd. (The)             86,000  183,685       0.0%
    Shikoku Chemicals Corp.              18,000  157,990       0.0%
    Shikoku Electric Power Co., Inc.     10,100  136,774       0.0%
    Shima Seiki Manufacturing, Ltd.      15,900  274,536       0.0%
    Shimachu Co., Ltd.                   29,700  768,719       0.1%
    Shimadzu Corp.                       27,000  315,814       0.0%
    Shimamura Co., Ltd.                   3,700  368,797       0.0%
    Shimane Bank, Ltd. (The)              1,300   16,882       0.0%
    Shimizu Bank, Ltd. (The)              2,700   71,706       0.0%
    Shimizu Corp.                        29,000  208,563       0.0%
    Shimojima Co., Ltd.                   1,600   14,195       0.0%
    Shin Nippon Air Technologies Co.,
      Ltd.                                4,700   39,563       0.0%
    Shin-Etsu Chemical Co., Ltd.          8,900  544,046       0.1%
    Shin-Etsu Polymer Co., Ltd.           6,600   32,235       0.0%
    Shin-Keisei Electric Railway Co.,
      Ltd.                                5,000   17,260       0.0%
    Shinagawa Refractories Co., Ltd.     20,000   53,470       0.0%
    Shindengen Electric Manufacturing
      Co., Ltd.                          48,000  245,775       0.0%
    Shinko Electric Industries Co.,
      Ltd.                               44,900  358,802       0.0%
    Shinko Plantech Co., Ltd.            17,200  130,147       0.0%
    Shinko Shoji Co., Ltd.               13,500  137,971       0.0%
    Shinmaywa Industries, Ltd.           43,000  447,021       0.0%
    Shinnihon Corp.                      15,200   56,844       0.0%
    Shinsei Bank, Ltd.                  255,000  521,810       0.1%
    Shinsho Corp.                        20,000   43,779       0.0%
    Shionogi & Co., Ltd.                 17,100  563,696       0.1%
    Ship Healthcare Holdings, Inc.       11,900  290,838       0.0%
    Shiroki Corp.                        19,000   62,877       0.0%
    Shiseido Co., Ltd.                   18,900  340,446       0.0%
    Shizuoka Bank, Ltd. (The)            86,000  946,788       0.1%
    Shizuoka Gas Co., Ltd.               37,500  243,261       0.0%
    Shobunsha Publications, Inc.          1,800   13,305       0.0%
#   Shoei Foods Corp.                     3,000   25,992       0.0%
#   Shofu, Inc.                           4,100   47,159       0.0%
#   Shoko Co., Ltd.                      44,000   56,424       0.0%
    Showa Aircraft Industry Co., Ltd.     2,822   28,708       0.0%
    Showa Corp.                          32,900  347,581       0.0%
    Showa Denko K.K.                    675,000  922,715       0.1%
    Showa Sangyo Co., Ltd.               38,000  155,110       0.0%
    Showa Shell Sekiyu K.K.              48,600  468,809       0.1%
    Siix Corp.                            6,800  180,651       0.0%
    Sinanen Co., Ltd.                    23,000   90,915       0.0%
    Sinfonia Technology Co., Ltd.        38,000   64,677       0.0%
    Sinko Industries, Ltd.                8,300   85,498       0.0%
    Sintokogio, Ltd.                     28,100  235,372       0.0%
    SKY Perfect JSAT Holdings, Inc.      56,600  354,522       0.0%
    SMC Corp.                               100   30,082       0.0%
    SMK Corp.                            33,000  136,677       0.0%
#   SMS Co., Ltd.                         7,000   86,105       0.0%
    Sodick Co., Ltd.                     21,200  220,360       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
#   Soft99 Corp.                          4,000 $   26,831       0.0%
    Softbank Technology Corp.             2,300     25,389       0.0%
    Software Service, Inc.                  400     15,866       0.0%
    Sogo Medical Co., Ltd.                4,600    125,850       0.0%
    Sohgo Security Services Co., Ltd.    15,100    492,223       0.1%
    Sojitz Corp.                        452,500    884,815       0.1%
    Sompo Japan Nipponkoa Holdings,
      Inc.                               21,550    704,035       0.1%
*   Sony Corp.                           70,500  2,131,338       0.1%
#*  Sony Corp. Sponsored ADR             17,008    514,152       0.1%
    Sony Financial Holdings, Inc.         8,700    156,187       0.0%
    Sotetsu Holdings, Inc.               22,000    104,342       0.0%
    Sotoh Co., Ltd.                       1,500     12,796       0.0%
#   Sparx Group Co., Ltd.                15,700     32,000       0.0%
    SPK Corp.                             1,082     21,322       0.0%
    Square Enix Holdings Co., Ltd.        3,500     73,496       0.0%
#   Srg Takamiya Co., Ltd.                7,000     47,680       0.0%
    ST Corp.                              2,200     19,266       0.0%
    St Marc Holdings Co., Ltd.            6,800    228,719       0.0%
    Stanley Electric Co., Ltd.            9,100    204,182       0.0%
    Star Micronics Co., Ltd.             11,500    187,063       0.0%
    Start Today Co., Ltd.                 3,100     75,943       0.0%
#   Starts Corp., Inc.                    7,500    118,026       0.0%
    Starzen Co., Ltd.                    20,000     65,274       0.0%
    Stella Chemifa Corp.                  5,100     56,889       0.0%
    Step Co., Ltd.                        1,100      9,098       0.0%
    Studio Alice Co., Ltd.                4,700     86,575       0.0%
    Sugi Holdings Co., Ltd.               1,600     77,958       0.0%
#   Sumco Corp.                          13,300    200,673       0.0%
    Sumida Corp.                         12,100     80,345       0.0%
    Suminoe Textile Co., Ltd.            27,000     70,636       0.0%
    Sumitomo Bakelite Co., Ltd.         116,000    528,838       0.1%
    Sumitomo Chemical Co., Ltd.         351,000  1,974,006       0.1%
    Sumitomo Corp.                       64,400    760,417       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.   7,600     85,872       0.0%
    Sumitomo Densetsu Co., Ltd.           9,900    119,483       0.0%
    Sumitomo Electric Industries, Ltd.  129,200  1,825,358       0.1%
    Sumitomo Forestry Co., Ltd.          54,000    625,924       0.1%
    Sumitomo Heavy Industries, Ltd.     156,000    969,228       0.1%
    Sumitomo Metal Mining Co., Ltd.      74,000  1,084,632       0.1%
    Sumitomo Mitsui Construction Co.,
      Ltd.                              161,800    225,176       0.0%
    Sumitomo Mitsui Financial Group,
      Inc.                               90,141  3,935,970       0.3%
    Sumitomo Mitsui Trust Holdings,
      Inc.                              235,000  1,034,456       0.1%
    Sumitomo Osaka Cement Co., Ltd.     241,000    784,925       0.1%
    Sumitomo Precision Products Co.,
      Ltd.                               17,000     67,314       0.0%
    Sumitomo Real Estate Sales Co.,
      Ltd.                                2,080     56,536       0.0%
    Sumitomo Realty & Development Co.,
      Ltd.                                2,000     77,192       0.0%
    Sumitomo Riko Co, Ltd.               24,600    212,797       0.0%
    Sumitomo Rubber Industries, Ltd.     15,200    281,828       0.0%
    Sumitomo Seika Chemicals Co., Ltd.   31,000    232,866       0.0%
    Sumitomo Warehouse Co., Ltd. (The)   81,000    457,012       0.0%
#   Sun Frontier Fudousan Co., Ltd.      12,200    116,246       0.0%
    Sun-Wa Technos Corp.                  6,200     60,414       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Sundrug Co., Ltd.                     1,600 $   80,292       0.0%
    Suruga Bank, Ltd.                    13,000    286,564       0.0%
    Suzuken Co., Ltd.                    24,860    777,929       0.1%
    Suzuki Motor Corp.                   12,400    400,794       0.0%
#*  SWCC Showa Holdings Co., Ltd.       134,000    106,235       0.0%
    Sysmex Corp.                          4,600    254,526       0.0%
    Systena Corp.                         5,500     40,480       0.0%
    T Hasegawa Co., Ltd.                  9,000    131,861       0.0%
    T RAD Co., Ltd.                      36,000     77,564       0.0%
    T&D Holdings, Inc.                   88,700  1,279,921       0.1%
#   T&K Toka Co., Ltd.                    4,200     85,721       0.0%
    T-Gaia Corp.                          4,100     55,549       0.0%
    Tabuchi Electric Co., Ltd.            8,000     86,545       0.0%
#   Tachi-S Co., Ltd.                    16,000    246,159       0.0%
    Tachibana Eletech Co., Ltd.           7,420     89,834       0.0%
    Tadano, Ltd.                         39,000    565,736       0.1%
    Taiheiyo Cement Corp.               133,000    419,116       0.0%
    Taiheiyo Kouhatsu, Inc.              17,000     13,477       0.0%
    Taiho Kogyo Co., Ltd.                 8,500    109,685       0.0%
    Taikisha, Ltd.                        8,400    225,493       0.0%
    Taiko Bank, Ltd. (The)                5,000      9,905       0.0%
    Taiko Pharmaceutical Co., Ltd.        6,100     96,458       0.0%
    Taisei Corp.                         34,000    196,957       0.0%
    Taisei Lamick Co., Ltd.                 400      9,284       0.0%
    Taiyo Holdings Co., Ltd.              3,500    120,358       0.0%
    Taiyo Yuden Co., Ltd.                53,400    789,481       0.1%
    Takagi Securities Co., Ltd.          39,000     83,921       0.0%
    Takamatsu Construction Group Co.,
      Ltd.                                1,600     37,112       0.0%
#   Takaoka Toko Co., Ltd.                3,664     47,715       0.0%
    Takara Holdings, Inc.                44,200    329,333       0.0%
    Takara Leben Co., Ltd.               38,200    232,890       0.0%
    Takara Standard Co., Ltd.            44,000    357,967       0.0%
    Takasago International Corp.         32,000    147,743       0.0%
    Takasago Thermal Engineering Co.,
      Ltd.                               24,800    321,652       0.0%
    Takashima & Co., Ltd.                26,000     56,882       0.0%
    Takashimaya Co., Ltd.                91,000    849,253       0.1%
#   Takata Corp.                         20,000    247,270       0.0%
    Take And Give Needs Co., Ltd.         4,270     34,915       0.0%
    Takeda Pharmaceutical Co., Ltd.      11,800    605,824       0.1%
    Takeei Corp.                         12,400    109,316       0.0%
    Takeuchi Manufacturing Co., Ltd.      4,800    232,464       0.0%
    Takihyo Co., Ltd.                     8,000     31,645       0.0%
    Takiron Co., Ltd.                    23,000    106,889       0.0%
#   Takisawa Machine Tool Co., Ltd.      23,000     43,004       0.0%
    Takuma Co., Ltd.                     32,000    245,844       0.0%
    Tama Home Co., Ltd.                   7,300     35,296       0.0%
    Tamron Co., Ltd.                      8,000    189,004       0.0%
    Tamura Corp.                         30,000    127,558       0.0%
    Tanseisha Co., Ltd.                   9,100     73,216       0.0%
#*  TASAKI & Co., Ltd.                    1,200     24,786       0.0%
    Tatsuta Electric Wire and Cable
      Co., Ltd.                          23,800    104,052       0.0%
    Tayca Corp.                          12,000     45,785       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    TBK Co., Ltd.                         9,700 $   52,470       0.0%
    TDK Corp.                            21,900  1,577,505       0.1%
#*  Teac Corp.                           23,000     10,767       0.0%
    Teijin, Ltd.                        362,000  1,229,701       0.1%
    Teikoku Electric Manufacturing
      Co., Ltd.                           5,200     48,773       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.       9,000     18,344       0.0%
    Terumo Corp.                          9,300    238,869       0.0%
    THK Co., Ltd.                        11,900    298,940       0.0%
    Toa Corp.(6894434)                    7,800     81,255       0.0%
    Toa Corp.(6894508)                  111,000    194,343       0.0%
#   Toa Oil Co., Ltd.                    44,000     55,384       0.0%
    TOA ROAD Corp.                       27,000     96,675       0.0%
#   Toabo Corp.                          38,000     23,731       0.0%
    Toagosei Co., Ltd.                  105,000    465,973       0.1%
#*  Tobishima Corp.                      40,700     82,284       0.0%
#   Tobu Store Co., Ltd.                  1,000      2,834       0.0%
    TOC Co., Ltd.                        19,300    147,476       0.0%
    Tocalo Co., Ltd.                      8,100    159,040       0.0%
    Tochigi Bank, Ltd. (The)             51,000    273,962       0.0%
    Toda Corp.                          127,000    523,437       0.1%
#   Toda Kogyo Corp.                     21,000     73,808       0.0%
    Toei Animation Co., Ltd.                900     26,936       0.0%
    Toei Co., Ltd.                       38,000    280,075       0.0%
    Toenec Corp.                         15,000     74,344       0.0%
    Togami Electric Manufacturing Co.,
      Ltd.                                3,000     12,654       0.0%
    Toho Bank, Ltd. (The)               105,000    443,097       0.0%
    Toho Co., Ltd.(6895200)               2,800     69,596       0.0%
    Toho Co., Ltd.(6895211)              15,000     58,712       0.0%
    Toho Gas Co., Ltd.                   23,000    139,266       0.0%
    Toho Holdings Co., Ltd.              25,800    449,283       0.0%
#*  Toho Titanium Co., Ltd.               4,400     37,513       0.0%
#   Toho Zinc Co., Ltd.                  71,000    273,300       0.0%
    Tohoku Bank, Ltd. (The)              33,000     47,398       0.0%
    Tohto Suisan Co., Ltd.               16,000     26,494       0.0%
    Tokai Carbon Co., Ltd.              105,000    307,756       0.0%
    Tokai Corp.                           2,400     80,271       0.0%
    TOKAI Holdings Corp.                 32,500    137,907       0.0%
    Tokai Lease Co., Ltd.                 5,000      9,026       0.0%
    Tokai Rika Co., Ltd.                 25,900    632,805       0.1%
#   Token Corp.                           3,320    168,070       0.0%
    Tokio Marine Holdings, Inc.          32,516  1,325,537       0.1%
    Toko, Inc.                           14,000     41,525       0.0%
    Tokushu Tokai Paper Co., Ltd.        39,000     89,034       0.0%
    Tokuyama Corp.                      117,000    260,302       0.0%
    Tokyo Dome Corp.                     79,000    336,817       0.0%
#   Tokyo Electron Device, Ltd.           3,700     49,212       0.0%
    Tokyo Electron, Ltd.                  6,300    345,318       0.0%
    Tokyo Energy & Systems, Inc.         11,000    104,513       0.0%
#   Tokyo Keiki, Inc.                    33,000     77,281       0.0%
*   Tokyo Kikai Seisakusho, Ltd.         20,000     12,835       0.0%
#   Tokyo Rakutenchi Co., Ltd.            7,000     28,964       0.0%
*   Tokyo Rope Manufacturing Co., Ltd.   83,000    133,671       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                        SHARES  VALUE++  OF NET ASSETS**
                                        ------- -------- ---------------
JAPAN -- (Continued)
    Tokyo Seimitsu Co., Ltd.             14,700 $316,848       0.0%
    Tokyo Steel Manufacturing Co., Ltd.  44,000  303,755       0.0%
    Tokyo Tatemono Co., Ltd.             65,000  471,292       0.1%
    Tokyo Tekko Co., Ltd.                24,000   99,266       0.0%
    Tokyo Theatres Co., Inc.             43,000   49,876       0.0%
#   Tokyo TY Financial Group, Inc.        8,687  248,352       0.0%
    Tokyotokeiba Co., Ltd.               36,000   87,977       0.0%
#   Tokyu Construction Co., Ltd.         34,930  204,675       0.0%
    Tokyu Fudosan Holdings Corp.         54,082  401,880       0.0%
    Tokyu Recreation Co., Ltd.            3,853   23,656       0.0%
    Toli Corp.                           19,000   45,867       0.0%
    Tomato Bank, Ltd.                    22,000   36,686       0.0%
    Tomoe Corp.                          12,000   42,934       0.0%
    Tomoe Engineering Co., Ltd.           3,000   43,723       0.0%
    Tomoegawa Co., Ltd.                   6,000   12,682       0.0%
    Tomoku Co., Ltd.                     29,000   68,176       0.0%
    TOMONY Holdings, Inc.                85,000  403,516       0.0%
#   Tomy Co., Ltd.                       32,400  196,941       0.0%
    Tonami Holdings Co., Ltd.            27,000   97,639       0.0%
    Topcon Corp.                          5,600  145,638       0.0%
    Toppan Forms Co., Ltd.               30,000  359,585       0.0%
    Toppan Printing Co., Ltd.            86,000  721,053       0.1%
    Topre Corp.                          21,700  350,145       0.0%
    Topy Industries, Ltd.               117,000  280,423       0.0%
    Toray Industries, Inc.               60,000  521,559       0.1%
    Toridoll.corp                         7,500  105,383       0.0%
    Torigoe Co., Ltd. (The)                 300    1,796       0.0%
#   Torishima Pump Manufacturing Co.,
      Ltd.                               10,200   75,509       0.0%
    Tosei Corp.                          17,500  126,452       0.0%
    Toshiba Corp.                       167,000  669,095       0.1%
    Toshiba Machine Co., Ltd.            68,000  301,961       0.0%
    Toshiba Plant Systems & Services
      Corp.                              12,800  177,970       0.0%
    Toshiba TEC Corp.                    52,000  288,378       0.0%
    Tosho Co., Ltd.                       1,800   40,949       0.0%
#   Tosho Printing Co., Ltd.             16,000   50,756       0.0%
    Tosoh Corp.                         144,000  772,023       0.1%
    Totetsu Kogyo Co., Ltd.               6,270  141,395       0.0%
    TOTO, Ltd.                           15,000  212,209       0.0%
    Tottori Bank, Ltd. (The)             13,000   28,461       0.0%
    Towa Bank, Ltd. (The)               134,000  116,374       0.0%
    Towa Corp.                           16,500   96,837       0.0%
    Towa Pharmaceutical Co., Ltd.         3,700  195,667       0.0%
#   Toyo Construction Co., Ltd.          40,500  156,765       0.0%
#   Toyo Denki Seizo - Toyo Electric
      Manufacturing Co., Ltd.            18,000   64,013       0.0%
    Toyo Engineering Corp.               78,000  218,206       0.0%
    Toyo Ink SC Holdings Co., Ltd.      115,000  547,587       0.1%
    Toyo Kanetsu KK                      55,000  103,817       0.0%
    Toyo Kohan Co., Ltd.                 29,000  137,762       0.0%
    Toyo Machinery & Metal Co., Ltd.      7,900   33,804       0.0%
    Toyo Securities Co., Ltd.            40,000  126,658       0.0%
    Toyo Seikan Group Holdings, Ltd.     48,700  770,082       0.1%
    Toyo Sugar Refining Co., Ltd.         8,000    6,828       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Toyo Suisan Kaisha, Ltd.              7,000 $  244,932       0.0%
    Toyo Tanso Co., Ltd.                  8,100    152,514       0.0%
    Toyo Tire & Rubber Co., Ltd.         27,500    526,766       0.1%
    Toyo Wharf & Warehouse Co., Ltd.     37,000     61,564       0.0%
    Toyobo Co., Ltd.                    536,000    817,119       0.1%
    Toyoda Gosei Co., Ltd.               30,300    701,037       0.1%
    Toyota Boshoku Corp.                 15,100    224,190       0.0%
    Toyota Motor Corp.                   33,480  2,330,513       0.2%
    Toyota Motor Corp. Sponsored ADR     20,242  2,814,043       0.2%
    Toyota Tsusho Corp.                  51,400  1,321,580       0.1%
    TPR Co., Ltd.                        10,400    272,820       0.0%
    Trancom Co., Ltd.                     2,000     94,409       0.0%
    Transcosmos, Inc.                     3,900     94,429       0.0%
    Trend Micro, Inc.                     4,200    142,092       0.0%
    Trusco Nakayama Corp.                 9,200    309,797       0.0%
    TS Tech Co., Ltd.                    21,300    634,300       0.1%
    TSI Holdings Co., Ltd.               17,105    116,440       0.0%
    Tsubakimoto Chain Co.                66,000    540,325       0.1%
    Tsubakimoto Kogyo Co., Ltd.           2,000      5,279       0.0%
#*  Tsudakoma Corp.                      40,000     52,011       0.0%
    Tsugami Corp.                        28,000    163,635       0.0%
#   Tsukada Global Holdings, Inc.         8,400     57,162       0.0%
    Tsukamoto Corp. Co., Ltd.             3,000      3,451       0.0%
    Tsukishima Kikai Co., Ltd.           10,500    105,350       0.0%
    Tsukuba Bank, Ltd.                   44,700    152,940       0.0%
    Tsukui Corp.                         10,700     80,860       0.0%
#   Tsumura & Co.                        17,000    398,365       0.0%
    Tsuruha Holdings, Inc.                2,600    188,575       0.0%
    Tsurumi Manufacturing Co., Ltd.       5,900     88,551       0.0%
    Tyo, Inc.                            21,600     36,727       0.0%
    UACJ Corp.                          144,067    416,526       0.0%
    Ube Industries, Ltd.                545,200    904,510       0.1%
    Uchida Yoko Co., Ltd.                31,000    105,356       0.0%
    Uchiyama Holdings Co., Ltd.           2,300     10,749       0.0%
    Ueki Corp.                            3,000      6,379       0.0%
    UKC Holdings Corp.                    5,400     95,702       0.0%
*   Ulvac, Inc.                          22,300    379,699       0.0%
*   Uniden Corp.                         33,000     60,367       0.0%
    Union Tool Co.                        4,700    141,857       0.0%
    Unipres Corp.                        20,400    421,167       0.0%
    United Arrows, Ltd.                   6,200    190,790       0.0%
#*  United Super Markets Holdings, Inc.  16,400    142,023       0.0%
*   Unitika, Ltd.                       246,000    123,635       0.0%
    Universal Entertainment Corp.         8,800    146,177       0.0%
    UNY Group Holdings Co., Ltd.        119,700    676,840       0.1%
*   Usen Corp.                           28,780     84,617       0.0%
#   Ushio, Inc.                          56,100    735,669       0.1%
    USS Co., Ltd.                         4,000     70,431       0.0%
#*  UT Holdings Co., Ltd.                10,900     47,785       0.0%
    Utoc Corp.                            5,500     26,517       0.0%
    Valor Co., Ltd.                      18,800    400,715       0.0%
    Village Vanguard Co., Ltd.            1,800     21,579       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Vital KSK Holdings, Inc.             13,800 $  101,914       0.0%
#   Vitec Co., Ltd.                       2,400     20,562       0.0%
    VT Holdings Co., Ltd.                27,500    137,984       0.0%
    Wacoal Holdings Corp.                66,000    733,493       0.1%
#   Wacom Co., Ltd.                      41,000    212,581       0.0%
#   Wakachiku Construction Co., Ltd.     64,000     96,360       0.0%
    Wakita & Co., Ltd.                   19,200    191,448       0.0%
    Warabeya Nichiyo Co., Ltd.            7,100    158,989       0.0%
*   Watabe Wedding Corp.                  1,400      5,861       0.0%
#*  WATAMI Co., Ltd.                      8,100     79,587       0.0%
    Weathernews, Inc.                     1,700     49,951       0.0%
#   Welcia Holdings Co., Ltd.             3,500    153,045       0.0%
#   West Holdings Corp.                   4,000     29,004       0.0%
    Wood One Co., Ltd.                    6,000     13,894       0.0%
    Wowow, Inc.                           4,400    145,453       0.0%
    Xebio Co., Ltd.                      16,600    293,000       0.0%
    Yachiyo Industry Co., Ltd.            1,400     11,383       0.0%
    Yahagi Construction Co., Ltd.        10,900     70,777       0.0%
#   Yaizu Suisankagaku Industry Co.,
      Ltd.                                1,400     11,778       0.0%
    Yakult Honsha Co., Ltd.               1,700    106,912       0.0%
    YAMABIKO Corp.                        3,800    164,630       0.0%
#   Yamada Denki Co., Ltd.              250,200  1,024,086       0.1%
#   Yamagata Bank, Ltd. (The)            86,000    382,367       0.0%
#   Yamaguchi Financial Group, Inc.      68,000    852,367       0.1%
    Yamaha Corp.                         26,500    481,562       0.1%
    Yamaha Motor Co., Ltd.               16,700    392,987       0.0%
#   Yamaichi Electronics Co., Ltd.        6,700     50,849       0.0%
    Yamanashi Chuo Bank, Ltd. (The)      90,000    417,988       0.0%
    Yamatane Corp.                       52,000     81,869       0.0%
    Yamato Holdings Co., Ltd.             9,500    212,619       0.0%
    Yamato Kogyo Co., Ltd.               18,600    437,619       0.0%
#   Yamaya Corp.                          2,000     30,048       0.0%
    Yamazaki Baking Co., Ltd.            33,000    584,119       0.1%
    Yamazen Corp.                        18,700    166,364       0.0%
    Yaoko Co., Ltd.                       4,200    148,706       0.0%
    Yashima Denki Co., Ltd.               2,000      9,653       0.0%
    Yaskawa Electric Corp.               11,700    160,752       0.0%
    Yasuda Logistics Corp.                8,900     75,562       0.0%
    Yellow Hat, Ltd.                      6,900    152,453       0.0%
    Yokogawa Bridge Holdings Corp.       16,900    191,442       0.0%
    Yokogawa Electric Corp.              22,100    258,834       0.0%
    Yokohama Reito Co., Ltd.             24,700    174,882       0.0%
    Yokohama Rubber Co., Ltd. (The)      53,000    570,311       0.1%
    Yokowo Co., Ltd.                      5,100     30,218       0.0%
    Yomiuri Land Co., Ltd.               25,000     96,250       0.0%
    Yondenko Corp.                        8,000     32,767       0.0%
#   Yondoshi Holdings, Inc.               8,800    193,362       0.0%
#   Yonekyu Corp.                         1,600     24,339       0.0%
#   Yonex Co., Ltd.                       4,900     73,091       0.0%
    Yorozu Corp.                          9,200    187,933       0.0%
    Yoshinoya Holdings Co., Ltd.         23,700    270,479       0.0%
    Yuasa Funashoku Co., Ltd.             4,000     12,889       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                        SHARES    VALUE++    OF NET ASSETS**
                                        ------- ------------ ---------------
JAPAN -- (Continued)
    Yuasa Trading Co., Ltd.               6,600 $    145,351       0.0%
    Yuken Kogyo Co., Ltd.                12,000       25,409       0.0%
#   Yumeshin Holdings Co., Ltd.           8,500       57,838       0.0%
    Yurtec Corp.                         21,000      134,280       0.0%
    Yusen Logistics Co., Ltd.             9,500      116,180       0.0%
    Yushiro Chemical Industry Co., Ltd.   5,500       70,970       0.0%
    Yutaka Giken Co., Ltd.                  600       13,285       0.0%
    Zappallas, Inc.                       5,000       25,871       0.0%
#   Zenrin Co., Ltd.                     11,600      142,344       0.0%
#*  Zensho Holdings Co., Ltd.            29,400      275,176       0.0%
    Zeon Corp.                           41,000      368,015       0.0%
    ZERIA Pharmaceutical Co., Ltd.        6,000       95,180       0.0%
    Zojirushi Corp.                       5,000       68,374       0.0%
#   Zuiko Corp.                           1,400       46,246       0.0%
                                                ------------      ----
TOTAL JAPAN                                      367,258,284      22.0%
                                                ------------      ----
NETHERLANDS -- (2.4%)
    Aalberts Industries NV               55,100    1,708,248       0.1%
#   Accell Group                          8,631      161,373       0.0%
    Aegon NV(007924103)                   8,052       63,450       0.0%
    Aegon NV(5927375)                   267,671    2,111,897       0.1%
*   AFC Ajax NV                              70          738       0.0%
#   Akzo Nobel NV                        21,497    1,644,815       0.1%
*   AMG Advanced Metallurgical Group NV  22,113      230,297       0.0%
    Amsterdam Commodities NV              6,034      171,107       0.0%
#*  APERAM SA                            32,639    1,244,320       0.1%
    Arcadis NV                           36,384    1,151,700       0.1%
#   ArcelorMittal(B295F26)              148,551    1,588,010       0.1%
    ArcelorMittal(B03XPL1)               45,105      479,983       0.0%
#   ASM International NV                 22,674    1,100,867       0.1%
    ASML Holding NV                       8,314      889,895       0.1%
#*  Ballast Nedam NV                        796        1,666       0.0%
    BE Semiconductor Industries NV       16,216      462,519       0.0%
    Beter Bed Holding NV                  4,493      115,888       0.0%
    BinckBank NV                         34,372      344,503       0.0%
    Boskalis Westminster NV              20,550    1,067,790       0.1%
#   Brunel International NV               7,374      151,217       0.0%
    Corbion NV                           28,080      641,299       0.0%
    Delta Lloyd NV                       97,149    1,837,197       0.1%
    DOCdata NV                            1,407       33,757       0.0%
    Fugro NV                             84,010    2,416,120       0.2%
*   Galapagos NV                         11,191      471,295       0.0%
#   Gemalto NV                            6,446      598,861       0.0%
*   Grontmij NV                          33,230      147,076       0.0%
*   Heijmans NV                          16,398      219,192       0.0%
    Heineken NV                           5,067      399,168       0.0%
    Hunter Douglas NV                       297       14,455       0.0%
*   ING Groep NV                        177,225    2,718,904       0.2%
*   ING Groep NV Sponsored ADR           61,975      949,457       0.1%
    KAS Bank NV                          10,033      136,086       0.0%
#   Kendrion NV                           7,931      247,930       0.0%
    Koninklijke Ahold NV                 78,576    1,522,339       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
NETHERLANDS -- (Continued)
*   Koninklijke BAM Groep NV            105,908 $   441,486       0.0%
    Koninklijke DSM NV                   37,726   2,151,536       0.1%
    Koninklijke KPN NV                  288,460   1,069,539       0.1%
    Koninklijke Philips NV(500472303)    45,049   1,288,852       0.1%
    Koninklijke Philips NV(5986622)      28,754     823,637       0.1%
#   Koninklijke Ten Cate NV              14,290     332,694       0.0%
    Koninklijke Vopak NV                 11,490     603,085       0.0%
*   Macintosh Retail Group NV             5,853      17,262       0.0%
*   Mota-Engil Africa NV                  1,982      15,540       0.0%
*   Ordina NV                            64,198     123,658       0.0%
*   PostNL NV                            97,636     484,868       0.0%
#   Randstad Holding NV                  21,215   1,265,279       0.1%
#   Reed Elsevier NV                     49,217   1,186,987       0.1%
    Reed Elsevier NV Sponsored ADR        1,500      71,625       0.0%
#*  Royal Imtech NV                      17,912      95,808       0.0%
*   SBM Offshore NV                     174,693   2,255,961       0.1%
    Sligro Food Group NV                  9,442     364,350       0.0%
#*  SNS Reaal NV                         28,066          --       0.0%
*   Telegraaf Media Groep NV              7,861      51,411       0.0%
    TKH Group NV                         20,150     747,694       0.1%
#   TNT Express NV                      153,743   1,312,361       0.1%
#*  TomTom NV                            74,157     658,126       0.1%
    USG People NV                        31,357     425,829       0.0%
    Van Lanschot NV                         664      14,499       0.0%
    Wessanen                             34,146     290,950       0.0%
#   Wolters Kluwer NV                    47,421   1,536,324       0.1%
                                                -----------       ---
TOTAL NETHERLANDS                                44,672,780       2.7%
                                                -----------       ---
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                    20,758       8,216       0.0%
    Air New Zealand, Ltd.               250,650     515,095       0.0%
    Auckland International Airport,
      Ltd.                              204,416     717,335       0.1%
*   Chorus, Ltd.                         79,615     185,281       0.0%
*   Chorus, Ltd. ADR                        462       5,262       0.0%
    Contact Energy, Ltd.                144,856     627,302       0.1%
    Ebos Group, Ltd.                     14,860     107,957       0.0%
    Fisher & Paykel Healthcare Corp.,
      Ltd.                              123,342     610,841       0.1%
    Fletcher Building, Ltd.(6341606)     54,231     343,288       0.0%
    Fletcher Building, Ltd.(6341617)      3,803      23,764       0.0%
    Freightways, Ltd.                    44,501     207,163       0.0%
    Hallenstein Glasson Holdings, Ltd.    5,478      14,525       0.0%
    Heartland New Zealand, Ltd.         106,802     107,579       0.0%
    Infratil, Ltd.                      116,980     278,449       0.0%
#   Kathmandu Holdings, Ltd.             26,036      28,440       0.0%
    Mainfreight, Ltd.                    32,084     376,676       0.0%
#   Metlifecare, Ltd.                    42,710     158,250       0.0%
    New Zealand Oil & Gas, Ltd.          53,150      23,703       0.0%
*   New Zealand Refining Co., Ltd.
      (The)                              20,346      38,944       0.0%
    Nuplex Industries, Ltd.              69,140     176,977       0.0%
#   NZX, Ltd.                            45,203      40,670       0.0%
    PGG Wrightson, Ltd.                  41,016      15,486       0.0%
*   Pike River Coal, Ltd.                12,312          --       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
NEW ZEALAND -- (Continued)
    Port of Tauranga, Ltd.               13,291 $  169,842       0.0%
    Restaurant Brands New Zealand, Ltd.  16,668     52,782       0.0%
    Ryman Healthcare, Ltd.               41,080    255,124       0.0%
    Skellerup Holdings, Ltd.             36,119     38,808       0.0%
    Sky Network Television, Ltd.         97,858    468,770       0.0%
    SKYCITY Entertainment Group, Ltd.   180,279    577,497       0.1%
#   Spark New Zealand, Ltd.             302,769    685,089       0.1%
    Summerset Group Holdings, Ltd.       28,947     76,577       0.0%
    Tower, Ltd.                          35,470     59,694       0.0%
    Trade Me Group, Ltd.                 92,269    268,747       0.0%
#   TrustPower, Ltd.                      8,621     51,340       0.0%
    Vector, Ltd.                         33,846     83,412       0.0%
    Warehouse Group, Ltd. (The)          44,699     93,977       0.0%
*   Xero, Ltd.                            5,512     83,255       0.0%
                                                ----------       ---
TOTAL NEW ZEALAND                                7,576,117       0.5%
                                                ----------       ---
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA      168,462    121,098       0.0%
    AF Gruppen ASA                          510      7,057       0.0%
#*  Akastor ASA                          18,972     37,021       0.0%
#   Aker ASA Class A                      5,915    133,212       0.0%
    Aker Solutions ASA                   11,359     69,151       0.0%
    American Shipping ASA                23,404     98,660       0.0%
*   Archer, Ltd.                        144,921     53,777       0.0%
#   Atea ASA                             24,699    275,536       0.0%
    Austevoll Seafood ASA                67,027    389,841       0.0%
    Bakkafrost P/F                        8,668    203,559       0.0%
    Bonheur ASA                           5,168     45,874       0.0%
    BW Offshore, Ltd.                   193,828    144,402       0.0%
    Deep Sea Supply P.L.C.               74,823     40,271       0.0%
#*  Det Norske Oljeselskap ASA           34,534    253,043       0.0%
#   DNB ASA                              47,888    850,740       0.1%
*   DNO ASA                              82,820    156,139       0.0%
#*  DOF ASA                              11,186     13,032       0.0%
*   Dolphin Group A.S.                   69,552     20,633       0.0%
    Ekornes ASA                           3,570     50,251       0.0%
*   Electromagnetic GeoServices ASA     137,254     54,635       0.0%
    Farstad Shipping ASA                  4,288     21,288       0.0%
#   Fred Olsen Energy ASA                 2,543     22,852       0.0%
#*  Frontline, Ltd.                      47,830    123,022       0.0%
    Ganger Rolf ASA                       2,279     20,717       0.0%
#   Gjensidige Forsikring ASA             7,127    123,986       0.0%
    Golar LNG, Ltd.                       3,400    122,383       0.0%
#*  Golden Ocean Group, Ltd.             16,412     80,756       0.0%
*   Grieg Seafood ASA                     7,041     26,246       0.0%
#   Hexagon Composites ASA               31,640    101,926       0.0%
    Hoegh LNG Holdings, Ltd.              6,093     82,119       0.0%
*   Kongsberg Automotive ASA            284,481    236,666       0.0%
#   Kongsberg Gruppen ASA                 2,267     48,714       0.0%
    Kvaerner ASA                        106,500     83,501       0.0%
    Leroy Seafood Group ASA               6,817    226,164       0.0%
    Marine Harvest ASA                   30,024    365,957       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
NORWAY -- (Continued)
#*  Nordic Semiconductor ASA                23,221 $   176,918       0.0%
#   Norsk Hydro ASA                        197,360     934,657       0.1%
*   Norske Skogindustrier ASA              103,385      59,361       0.0%
#*  Norwegian Air Shuttle ASA                5,505     230,535       0.0%
*   Odfjell SE Class A                       5,645      15,845       0.0%
#   Opera Software ASA                      14,495     141,063       0.0%
#   Orkla ASA                               50,392     395,712       0.0%
*   Panoro Energy ASA                      147,239      22,891       0.0%
#   Petroleum Geo-Services ASA              94,941     630,385       0.1%
    Prosafe SE                              75,309     267,836       0.0%
*   Q-Free ASA                               3,734       6,525       0.0%
*   REC Silicon ASA                      1,429,701     399,214       0.1%
*   REC Solar ASA                           13,235     179,016       0.0%
    Salmar ASA                              11,015     178,833       0.0%
    Schibsted ASA                            1,854     115,353       0.0%
#   Seadrill, Ltd.                          61,836     809,433       0.1%
#   Sevan Marine ASA                        11,522      30,245       0.0%
    Siem Offshore, Inc.                     39,709      14,285       0.0%
    Solstad Offshore ASA                     2,300      14,782       0.0%
*   Songa Offshore                         137,830      30,924       0.0%
    SpareBank 1 SMN                         24,245     216,575       0.0%
#   SpareBank 1 SR Bank ASA                 50,584     375,151       0.0%
    Statoil ASA                            109,546   2,322,415       0.2%
#   Statoil ASA Sponsored ADR               12,080     256,458       0.0%
    Stolt-Nielsen, Ltd.                     11,249     209,709       0.0%
*   Storebrand ASA                         184,608     652,718       0.1%
    Subsea 7 SA                             38,053     422,686       0.1%
#   TGS Nopec Geophysical Co. ASA            8,379     213,237       0.0%
    Tomra Systems ASA                       35,644     346,842       0.0%
#   Veidekke ASA                            17,699     217,431       0.0%
#   Wilh Wilhelmsen ASA                     21,506     140,050       0.0%
    Wilh Wilhelmsen Holding ASA Class A      6,629     159,840       0.0%
    Yara International ASA                   6,974     357,330       0.0%
                                                   -----------       ---
TOTAL NORWAY                                        15,248,484       0.9%
                                                   -----------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                           51,633     221,442       0.0%
#*  Banco BPI SA                           148,057     242,013       0.0%
#*  Banco Comercial Portugues SA        12,555,676   1,250,308       0.1%
*   Banco Espirito Santo SA                712,067          --       0.0%
    EDP Renovaveis SA                       93,975     656,915       0.1%
    Galp Energia SGPS SA                    43,553     594,920       0.0%
    Jeronimo Martins SGPS SA                12,685     185,041       0.0%
    Mota-Engil SGPS SA                      34,788     120,001       0.0%
    NOS SGPS SA                             46,514     338,798       0.0%
    Portucel SA                             73,838     361,246       0.0%
#   Portugal Telecom SGPS SA               122,225      77,583       0.0%
    REN - Redes Energeticas Nacionais
      SGPS SA                               37,932     118,746       0.0%
    Semapa-Sociedade de Investimento e
      Gestao                                34,892     499,739       0.0%
#*  Sonae Capital SGPS SA                   41,822      18,255       0.0%
*   Sonae Industria SGPS SA              1,317,214      11,696       0.0%
    Sonae SGPS SA                          445,599     619,575       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
PORTUGAL -- (Continued)
    Teixeira Duarte SA                     31,098 $   23,861       0.0%
                                                  ----------       ---
TOTAL PORTUGAL                                     5,340,139       0.3%
                                                  ----------       ---
RUSSIA -- (0.0%)
*   Exillon Energy P.L.C.                  12,204     20,624       0.0%
                                                  ----------       ---
SINGAPORE -- (1.3%)
*   Abterra, Ltd.                          40,000     16,121       0.0%
    Amara Holdings, Ltd.                   90,000     37,417       0.0%
    Amtek Engineering, Ltd.                38,800     19,643       0.0%
    ASL Marine Holdings, Ltd.              74,200     23,428       0.0%
#*  Ausgroup, Ltd.                        435,061     80,261       0.0%
    Banyan Tree Holdings, Ltd.             84,000     34,864       0.0%
#*  Biosensors International Group,
      Ltd.                                672,400    418,905       0.0%
    Bonvests Holdings, Ltd.                30,000     30,696       0.0%
*   Boustead Projects Pte., Ltd.           26,174     20,671       0.0%
    Boustead Singapore, Ltd.               87,249     93,121       0.0%
    Breadtalk Group, Ltd.                  64,000     68,335       0.0%
    Bukit Sembawang Estates, Ltd.          29,000    112,838       0.0%
    Bund Center Investment, Ltd.           88,000     13,114       0.0%
    CapitaLand, Ltd.                      389,101  1,082,804       0.1%
    Centurion Corp., Ltd.                 167,400     68,079       0.0%
    China Aviation Oil Singapore
      Corp., Ltd.                          64,800     41,794       0.0%
#   China Merchants Holdings Pacific,
      Ltd.                                185,600    165,397       0.0%
    Chip Eng Seng Corp., Ltd.             245,000    164,523       0.0%
    City Developments, Ltd.                54,200    436,090       0.1%
#   Cityspring Infrastructure Trust        84,000     36,792       0.0%
    Civmec, Ltd.                          140,800     58,465       0.0%
    ComfortDelGro Corp., Ltd.              91,000    210,815       0.0%
    Cosco Corp. Singapore, Ltd.           674,200    307,644       0.0%
    CSE Global, Ltd.                      336,000    145,815       0.0%
#   CWT, Ltd.                             163,000    236,393       0.0%
    DBS Group Holdings, Ltd.               86,433  1,373,452       0.1%
*   Del Monte Pacific, Ltd.               179,159     56,869       0.0%
*   Delong Holdings, Ltd.                  33,000      5,696       0.0%
#   Dyna-Mac Holdings, Ltd.               230,000     57,356       0.0%
    Elec & Eltek International Co.,
      Ltd.                                 14,000     14,541       0.0%
    Eu Yan Sang International, Ltd.        20,000     10,122       0.0%
#   Ezion Holdings, Ltd.                1,072,380    972,323       0.1%
#*  Ezra Holdings, Ltd.                   649,260    215,218       0.0%
    Falcon Energy Group, Ltd.             203,000     42,222       0.0%
    Far East Orchard, Ltd.                 55,984     72,759       0.0%
#   First Resources, Ltd.                  97,100    130,225       0.0%
    FJ Benjamin Holdings, Ltd.             75,000      7,282       0.0%
    Fragrance Group, Ltd.                 222,000     34,407       0.0%
    Frasers Centrepoint, Ltd.              73,100    104,580       0.0%
*   Gallant Venture, Ltd.                  51,000      9,425       0.0%
#   Genting Hong Kong, Ltd.               400,000    148,779       0.0%
    Genting Singapore P.L.C.              257,100    198,638       0.0%
#*  Geo Energy Resources, Ltd.            196,000     29,114       0.0%
    Global Premium Hotels, Ltd.             9,279      2,376       0.0%
    GMG Global, Ltd.                    1,285,000     71,790       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
SINGAPORE -- (Continued)
    Golden Agri-Resources, Ltd.         2,794,600 $  884,077       0.1%
    Great Eastern Holdings, Ltd.            3,000     57,103       0.0%
#   GuocoLand, Ltd.                        65,333     93,688       0.0%
    GuocoLeisure, Ltd.                    109,000     75,671       0.0%
*   Healthway Medical Corp., Ltd.         184,125      7,224       0.0%
*   HG Metal Manufacturing, Ltd.          123,000      5,493       0.0%
    Hi-P International, Ltd.               76,000     35,043       0.0%
    Hiap Hoe, Ltd.                         39,000     23,811       0.0%
    Ho Bee Land, Ltd.                     148,100    259,372       0.0%
    Hong Fok Corp., Ltd.                  144,800    103,682       0.0%
    Hong Leong Asia, Ltd.                  49,000     49,183       0.0%
    Hotel Grand Central, Ltd.               6,335      7,175       0.0%
    Hour Glass, Ltd. (The)                108,000     64,358       0.0%
    HTL International Holdings, Ltd.       41,000      8,009       0.0%
    Hutchison Port Holdings Trust         570,000    384,043       0.0%
    Hwa Hong Corp., Ltd.                   21,000      5,301       0.0%
#   Hyflux, Ltd.                          149,500    108,820       0.0%
    Indofood Agri Resources, Ltd.         289,000    158,842       0.0%
    InnoTek, Ltd.                          37,000      6,694       0.0%
    Innovalues, Ltd.                       23,200     13,808       0.0%
*   Interra Resources, Ltd.               125,000     16,576       0.0%
    IPC Corp., Ltd.                       238,000     32,143       0.0%
    Jardine Cycle & Carriage, Ltd.          4,000    121,885       0.0%
*   Jiutian Chemical Group, Ltd.          980,000     39,257       0.0%
    k1 Ventures, Ltd.                     393,000     60,805       0.0%
    Keppel Corp., Ltd.                     25,000    164,206       0.0%
    Keppel Telecommunications &
      Transportation, Ltd.                 21,500     26,581       0.0%
    Koh Brothers Group, Ltd.              175,000     47,614       0.0%
    KSH Holdings, Ltd.                     51,000     19,829       0.0%
*   Li Heng Chemical Fibre
      Technologies, Ltd.                  115,000     12,139       0.0%
    Lian Beng Group, Ltd.                 252,000    107,485       0.0%
#*  Linc Energy, Ltd.                     146,083     41,090       0.0%
    Low Keng Huat Singapore, Ltd.          78,000     44,444       0.0%
    M1, Ltd.                               23,000     61,793       0.0%
*   Marco Polo Marine, Ltd.                39,000      8,118       0.0%
    Mermaid Maritime PCL                  262,000     48,325       0.0%
#   Midas Holdings, Ltd.                  952,800    279,079       0.0%
#   Nam Cheong, Ltd.                      600,000    151,186       0.0%
#*  Neptune Orient Lines, Ltd.            496,250    424,610       0.1%
    Noble Group, Ltd.                   1,643,900  1,070,535       0.1%
#   Olam International, Ltd.              142,200    216,881       0.0%
#   OSIM International, Ltd.               76,000    116,434       0.0%
    Otto Marine, Ltd.                     693,000     19,826       0.0%
#   OUE Hospitality Trust                  21,167     15,587       0.0%
    OUE, Ltd.                             127,000    211,957       0.0%
    Oversea-Chinese Banking Corp., Ltd.    74,544    600,293       0.1%
    Oxley Holdings, Ltd.                  118,000     45,345       0.0%
    Pacific Radiance, Ltd.                183,900     97,591       0.0%
    Pan-United Corp., Ltd.                 47,000     29,617       0.0%
    Penguin International, Ltd.           255,400     41,399       0.0%
    Petra Foods, Ltd.                      17,300     50,602       0.0%
    QAF, Ltd.                              93,636     81,201       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
SINGAPORE -- (Continued)
    Raffles Education Corp., Ltd.       497,420 $   120,379       0.0%
    Raffles Medical Group, Ltd.          67,309     204,773       0.0%
    Rotary Engineering, Ltd.            130,000      53,996       0.0%
    SATS, Ltd.                           85,380     205,711       0.0%
    SembCorp Industries, Ltd.            79,800     271,950       0.0%
#   SembCorp Marine, Ltd.                61,000     136,437       0.0%
    Sheng Siong Group, Ltd.             168,000     106,488       0.0%
    SHS Holdings, Ltd.                  195,000      33,791       0.0%
    SIA Engineering Co., Ltd.            11,000      34,780       0.0%
    Sim Lian Group, Ltd.                 51,000      32,999       0.0%
#   Sinarmas Land, Ltd.                 570,000     303,045       0.0%
    Singapore Airlines, Ltd.            104,500     962,882       0.1%
    Singapore Exchange, Ltd.             44,400     285,396       0.0%
    Singapore Post, Ltd.                144,000     207,622       0.0%
#   Singapore Press Holdings, Ltd.       58,000     183,545       0.0%
    Singapore Technologies
      Engineering, Ltd.                  61,400     167,620       0.0%
    Singapore Telecommunications, Ltd.  147,000     491,215       0.1%
#*  Sino Grandness Food Industry
      Group, Ltd.                       175,000      44,670       0.0%
    SMRT Corp., Ltd.                    106,000     134,895       0.0%
    Stamford Land Corp., Ltd.           217,000      94,994       0.0%
    StarHub, Ltd.                        20,000      63,865       0.0%
    Sunningdale Tech, Ltd.              519,000      82,110       0.0%
*   SunVic Chemical Holdings, Ltd.      184,600      62,625       0.0%
#   Super Group, Ltd.                   126,000     141,555       0.0%
*   Swiber Holdings, Ltd.               325,499      48,536       0.0%
#   Swissco Holdings, Ltd.              196,500      73,069       0.0%
    Tat Hong Holdings, Ltd.             172,000      80,981       0.0%
    Tiong Woon Corp. Holding, Ltd.      136,000      21,102       0.0%
    Tuan Sing Holdings, Ltd.            183,531      56,066       0.0%
    UMS Holdings, Ltd.                  207,250      88,370       0.0%
    United Engineers, Ltd.              170,000     340,204       0.0%
    United Industrial Corp., Ltd.        98,975     256,402       0.0%
    United Overseas Bank, Ltd.           60,163   1,110,909       0.1%
    UOB-Kay Hian Holdings, Ltd.          99,235     114,692       0.0%
#   UOL Group, Ltd.                     127,987     769,584       0.1%
    UPP Holdings, Ltd.                  134,000      23,508       0.0%
#*  Vard Holdings, Ltd.                 399,000     192,285       0.0%
    Venture Corp., Ltd.                  98,000     625,006       0.1%
    Vibrant Group, Ltd.                 719,863      55,973       0.0%
    Wee Hur Holdings, Ltd.              112,000      30,443       0.0%
    Wheelock Properties Singapore, Ltd.  10,000      14,493       0.0%
    Wilmar International, Ltd.          135,600     333,050       0.0%
    Wing Tai Holdings, Ltd.             309,368     457,783       0.1%
    Yeo Hiap Seng, Ltd.                  10,160      12,932       0.0%
    Yongnam Holdings, Ltd.              596,000      72,908       0.0%
                                                -----------       ---
TOTAL SINGAPORE                                  23,342,668       1.4%
                                                -----------       ---
SPAIN -- (2.2%)
    Abengoa SA                            9,660      33,375       0.0%
#   Abengoa SA Class B                  113,376     366,447       0.0%
    Abertis Infraestructuras SA          24,376     449,171       0.0%
*   Acciona SA                           12,651     957,098       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
SPAIN -- (Continued)
    Acerinox SA                            40,470 $  590,540       0.0%
    ACS Actividades de Construccion y
      Servicios SA                         10,630    374,554       0.0%
    Adveo Group International SA            8,525    121,174       0.0%
*   Almirall SA                            18,044    340,213       0.0%
    Amadeus IT Holding SA Class A          26,664  1,215,397       0.1%
#   Atresmedia Corp de Medios de
      Comunicacion SA                      16,902    273,004       0.0%
#   Banco Bilbao Vizcaya Argentaria SA    243,597  2,447,681       0.2%
    Banco Bilbao Vizcaya Argentaria SA
      Sponsored ADR                        36,297    363,696       0.0%
#   Banco de Sabadell SA                1,362,835  3,644,837       0.2%
    Banco Popular Espanol SA              338,249  1,759,927       0.1%
    Banco Santander SA                    538,042  4,067,903       0.3%
    Banco Santander SA Sponsored ADR       61,173    460,024       0.0%
*   Bankia SA                             269,054    375,736       0.0%
    Bankinter SA                          137,553  1,040,282       0.1%
*   Baron de Ley                              967    100,796       0.0%
    Bolsas y Mercados Espanoles SHMSF
      SA                                   26,364  1,179,443       0.1%
    CaixaBank SA                          128,342    643,703       0.1%
#*  Caja de Ahorros del Mediterraneo        8,736         --       0.0%
#*  Cementos Portland Valderrivas SA        8,539     70,003       0.0%
    Cie Automotive SA                      11,979    182,040       0.0%
    Construcciones y Auxiliar de
      Ferrocarriles SA                        728    253,886       0.0%
    Distribuidora Internacional de
      Alimentacion SA                     109,888    880,079       0.1%
    Duro Felguera SA                       21,132     85,155       0.0%
    Ebro Foods SA                          17,048    330,707       0.0%
    Elecnor SA                              6,222     67,696       0.0%
    Enagas SA                              35,583  1,095,875       0.1%
    Ence Energia y Celulosa SA             68,021    245,355       0.0%
*   Ercros SA                              29,067     15,051       0.0%
    Faes Farma SA                          55,477    143,365       0.0%
    Ferrovial SA                           16,146    366,158       0.0%
*   Fluidra SA                              6,648     21,552       0.0%
*   Fomento de Construcciones y
      Contratas SA                         28,925    370,979       0.0%
*   Gamesa Corp. Tecnologica SA            85,171  1,138,940       0.1%
    Gas Natural SDG SA                     18,758    461,223       0.0%
    Grifols SA                              6,558    278,266       0.0%
    Grupo Catalana Occidente SA             9,114    293,133       0.0%
#*  Grupo Ezentis SA                       28,862     26,550       0.0%
    Iberdrola SA                          555,631  3,718,998       0.2%
    Iberpapel Gestion SA                    2,459     42,469       0.0%
    Indra Sistemas SA                      28,349    333,717       0.0%
*   Inmobiliaria Colonial SA               17,696     12,141       0.0%
*   Jazztel P.L.C.                         53,543    773,071       0.1%
    Mapfre SA                             215,300    800,076       0.1%
*   Mediaset Espana Comunicacion SA        44,034    596,866       0.1%
    Melia Hotels International SA          13,052    163,185       0.0%
    Miquel y Costas & Miquel SA             2,868    104,713       0.0%
*   NH Hotel Group SA                      52,893    307,954       0.0%
    Obrascon Huarte Lain SA                10,632    246,622       0.0%
    Papeles y Cartones de Europa SA        23,301    150,957       0.0%
*   Pescanova SA                            4,776         --       0.0%
*   Promotora de Informaciones SA
      Class A                             495,697    162,828       0.0%
    Prosegur Cia de Seguridad SA           68,216    393,235       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
SPAIN -- (Continued)
*   Realia Business SA                   14,616 $    12,045       0.0%
    Red Electrica Corp. SA                7,182     602,748       0.1%
    Repsol SA                           100,619   2,074,152       0.1%
    Repsol SA Sponsored ADR               9,267     191,642       0.0%
*   Sacyr SA                             49,406     221,828       0.0%
#*  Solaria Energia y Medio Ambiente SA   8,257       9,586       0.0%
    Tecnicas Reunidas SA                  7,005     325,827       0.0%
*   Telecomunicaciones y Energia         12,308      19,852       0.0%
    Telefonica SA                        76,699   1,167,396       0.1%
    Telefonica SA Sponsored ADR           7,389     112,017       0.0%
    Tubacex SA                           44,867     151,800       0.0%
#   Tubos Reunidos SA                    29,237      54,651       0.0%
    Vidrala SA                            6,652     310,749       0.0%
    Viscofan SA                          12,449     791,251       0.1%
*   Vocento SA                              341         830       0.0%
    Zardoya Otis SA                      10,842     139,778       0.0%
*   Zeltia SA                            54,669     252,849       0.0%
                                                -----------       ---
TOTAL SPAIN                                      41,376,847       2.5%
                                                -----------       ---
SWEDEN -- (2.8%)
    AAK AB                                7,160     452,983       0.0%
#   Acando AB                            51,649      94,074       0.0%
    AddTech AB Class B                   12,687     166,837       0.0%
    AF AB Class B                        27,148     369,190       0.0%
#   Alfa Laval AB                         9,466     176,691       0.0%
*   Arise AB                              1,403       3,236       0.0%
    Assa Abloy AB Class B                15,042     872,643       0.1%
    Avanza Bank Holding AB                6,943     299,097       0.0%
    Axfood AB                            16,492     260,535       0.0%
    B&B Tools AB Class B                 10,741     173,466       0.0%
    Beijer Alma AB                        9,601     215,452       0.0%
    Beijer Electronics AB                   728       5,542       0.0%
    Beijer Ref AB Class B                 5,568     110,609       0.0%
    Betsson AB                            9,315     389,977       0.0%
    Bilia AB Class A                     10,790     383,107       0.0%
    BillerudKorsnas AB                   70,705   1,223,910       0.1%
    BioGaia AB Class B                    3,923     107,474       0.0%
#   Biotage AB                           10,917      21,525       0.0%
    Bjoern Borg AB                        5,637      23,687       0.0%
#   Boliden AB                          158,759   3,449,146       0.2%
#   Bulten AB                             8,632      98,292       0.0%
    Bure Equity AB                       26,556     162,440       0.0%
#   Byggmax Group AB                     34,983     255,468       0.0%
    Castellum AB                         22,712     354,132       0.0%
    Cavotec SA                            1,266       4,200       0.0%
    Clas Ohlson AB Class B               10,664     183,117       0.0%
*   Cloetta AB Class B                   43,698     134,627       0.0%
    Concentric AB                        12,564     177,779       0.0%
*   Concordia Maritime AB Class B        10,317      21,263       0.0%
*   CyberCom Group AB                    40,014      11,588       0.0%
#   Dios Fastigheter AB                   4,962      38,646       0.0%
*   Doro AB                              11,575      59,963       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
SWEDEN -- (Continued)
#   Duni AB                              16,220 $  247,308       0.0%
    Electrolux AB Series B               25,236    755,632       0.1%
#   Elekta AB Class B                    13,870    129,785       0.0%
    Enea AB                               1,210     13,138       0.0%
#*  Eniro AB                            214,472     43,048       0.0%
    Fabege AB                            21,604    329,327       0.0%
*   Fastighets AB Balder                  5,442     97,005       0.0%
    Getinge AB Class B                   14,356    348,921       0.0%
#   Gunnebo AB                           27,903    138,597       0.0%
    Haldex AB                            25,076    374,720       0.0%
#   Hexagon AB Class B                   15,394    570,197       0.0%
#   Hexpol AB                             5,106    547,166       0.0%
    HIQ International AB                 12,845     65,444       0.0%
    Holmen AB Class B                    31,690  1,048,557       0.1%
    Hufvudstaden AB Class A               2,399     33,163       0.0%
#   Husqvarna AB Class A                 16,925    125,693       0.0%
    Husqvarna AB Class B                103,112    762,685       0.1%
    ICA Gruppen AB                       20,974    778,051       0.1%
    Industrial & Financial Systems
      Class B                             7,430    257,202       0.0%
#   Indutrade AB                          7,637    373,082       0.0%
#   Intrum Justitia AB                   21,456    675,697       0.1%
#   JM AB                                30,411    904,788       0.1%
    KappAhl AB                           25,937    118,399       0.0%
*   Karolinska Development AB Class B     1,834      2,638       0.0%
    Klovern AB Class A                    2,171      2,430       0.0%
#   Klovern AB Class B                   21,705     24,078       0.0%
#   KNOW IT AB                            5,593     36,641       0.0%
#   Kungsleden AB                        27,468    199,936       0.0%
    Lagercrantz AB Class B                3,413     73,887       0.0%
    Lindab International AB              42,424    370,524       0.0%
#   Loomis AB Class B                    22,886    733,483       0.1%
*   Lundin Petroleum AB                   7,830    126,743       0.0%
    Meda AB Class A                     118,858  1,995,078       0.1%
#*  Medivir AB Class B                   13,312    145,769       0.0%
#   Mekonomen AB                          9,273    230,727       0.0%
    Millicom International Cellular SA    6,190    482,924       0.0%
#   Modern Times Group AB Class B        15,122    502,886       0.0%
    MQ Holding AB                        13,911     66,437       0.0%
#   Mycronic AB                          35,480    257,928       0.0%
    NCC AB Class A                          516     17,025       0.0%
    NCC AB Class B                       23,066    756,425       0.1%
#   Net Entertainment NE AB               7,614    287,874       0.0%
*   Net Insight AB Class B               35,533     13,758       0.0%
    New Wave Group AB Class B            23,345    122,449       0.0%
    Nibe Industrier AB Class B           23,018    613,098       0.0%
    Nobia AB                             43,256    468,255       0.0%
#   Nolato AB Class B                    12,838    308,165       0.0%
    Nordea Bank AB                      180,943  2,298,907       0.1%
#   Nordnet AB Class B                   48,422    221,150       0.0%
    OEM International AB Class B          1,100     14,477       0.0%
#   Oriflame Cosmetics SA                 3,042     52,530       0.0%
#   Peab AB                              93,254    786,493       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
SWEDEN -- (Continued)
*   Pricer AB Class B                    45,176 $    43,251       0.0%
    Proact IT Group AB                    1,449      19,236       0.0%
#   Proffice AB Class B                  15,374      38,735       0.0%
#*  Qliro Group AB                       13,212      24,530       0.0%
#   Ratos AB Class B                    156,213   1,065,151       0.1%
    Rezidor Hotel Group AB               21,677      91,964       0.0%
#   Saab AB Class B                      26,267     678,023       0.1%
    Sandvik AB                           61,381     775,799       0.1%
#*  SAS AB                              118,542     229,072       0.0%
    Securitas AB Class B                 38,922     582,062       0.0%
    Semcon AB                             5,805      39,560       0.0%
    Skandinaviska Enskilda Banken AB
      Class A                           117,140   1,480,260       0.1%
    Skanska AB Class B                   31,536     701,776       0.1%
    SKF AB Class B                       31,544     770,464       0.1%
    SkiStar AB                           10,926     131,336       0.0%
#*  SSAB AB Class A(B17H0S8)             68,211     412,640       0.0%
#*  SSAB AB Class A(BPRBWK4)             19,797     119,729       0.0%
*   SSAB AB Class B(B17H3F6)              9,157      47,558       0.0%
*   SSAB AB Class B(BPRBWM6)             50,538     266,446       0.0%
    Svenska Cellulosa AB SCA Class A      5,303     134,442       0.0%
    Svenska Cellulosa AB SCA Class B    132,355   3,347,915       0.2%
    Svenska Handelsbanken AB Class A     28,008   1,292,819       0.1%
    Svenska Handelsbanken AB Class B        918      41,848       0.0%
#   Sweco AB Class B                      7,635     100,509       0.0%
    Swedbank AB Class A                  53,044   1,233,415       0.1%
    Swedish Match AB                     10,042     309,134       0.0%
*   Swedish Orphan Biovitrum AB          33,845     543,948       0.0%
#   Systemair AB                            819      11,302       0.0%
    Tele2 AB Class B                    187,935   2,506,635       0.2%
#   Telefonaktiebolaget LM Ericsson
      Class A                             4,300      45,184       0.0%
    Telefonaktiebolaget LM Ericsson
      Class B                            80,470     880,082       0.1%
    TeliaSonera AB                      116,098     721,796       0.1%
    TradeDoubler AB                       9,598       7,979       0.0%
*   Transcom Worldwide AB                 2,321      25,550       0.0%
    Transmode AB                          1,524      20,915       0.0%
    Trelleborg AB Class B                60,127   1,178,321       0.1%
    Tribona AB                               65         299       0.0%
    Unibet Group P.L.C.                   7,747     454,158       0.0%
    Vitrolife AB                          5,059      95,433       0.0%
    Volvo AB Class A                     13,728     189,740       0.0%
    Volvo AB Class B                     52,952     731,542       0.1%
    Wallenstam AB Class B                12,789     215,623       0.0%
#   Wihlborgs Fastigheter AB              8,920     172,642       0.0%
                                                -----------       ---
TOTAL SWEDEN                                     52,029,839       3.1%
                                                -----------       ---
SWITZERLAND -- (6.0%)
    ABB, Ltd.                           188,782   4,136,673       0.3%
    ABB, Ltd. Sponsored ADR              16,820     366,171       0.0%
    Actelion, Ltd.                        5,976     786,327       0.1%
    Adecco SA                            28,523   2,324,530       0.2%
#*  AFG Arbonia-Forster Holding AG        6,902     147,247       0.0%
    Allreal Holding AG                    5,118     734,284       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
SWITZERLAND -- (Continued)
#*  Alpiq Holding AG                        657 $   57,323       0.0%
    ALSO Holding AG                         321     19,627       0.0%
    ams AG                               20,295  1,103,385       0.1%
    APG SGA SA                              523    215,923       0.0%
    Aryzta AG                            44,137  2,978,236       0.2%
    Ascom Holding AG                     23,493    418,277       0.0%
    Autoneum Holding AG                   2,299    507,675       0.0%
    Bachem Holding AG Class B             1,689     90,973       0.0%
    Baloise Holding AG                   14,729  1,916,775       0.1%
    Bank Coop AG                          1,479     66,219       0.0%
    Banque Cantonale de Geneve              163     41,992       0.0%
    Banque Cantonale Vaudoise             1,180    694,951       0.1%
    Barry Callebaut AG                      470    570,166       0.0%
    Basler Kantonalbank                     599     46,005       0.0%
    Belimo Holding AG                       115    279,035       0.0%
    Bell AG                                  38    101,772       0.0%
    Bellevue Group AG                     4,826     71,517       0.0%
#   Berner Kantonalbank AG                1,342    287,386       0.0%
    BKW AG                                3,110    122,324       0.0%
    Bobst Group SA                        6,003    273,857       0.0%
    Bossard Holding AG Class A            1,974    235,556       0.0%
#   Bucher Industries AG                  3,203    805,067       0.1%
    Burckhardt Compression Holding AG       548    238,614       0.0%
    Burkhalter Holding AG                 1,062    129,685       0.0%
    Calida Holding AG                     3,367    133,670       0.0%
    Carlo Gavazzi Holding AG                 42      9,903       0.0%
    Cham Paper Holding AG                    17      4,645       0.0%
*   Charles Voegele Holding AG            4,299     58,344       0.0%
    Chocoladefabriken Lindt & Sprungli
      AG                                      3    192,972       0.0%
    Cie Financiere Richemont SA          23,717  2,113,965       0.1%
    Cie Financiere Tradition SA             319     22,667       0.0%
    Clariant AG                         156,830  3,443,149       0.2%
    Coltene Holding AG                    2,325    205,616       0.0%
    Conzzeta AG                             110    414,698       0.0%
    Credit Suisse Group AG               94,484  2,500,714       0.2%
    Credit Suisse Group AG Sponsored
      ADR                                15,501    399,461       0.0%
    Daetwyler Holding AG                  2,806    398,272       0.0%
    DKSH Holding AG                       6,591    518,689       0.0%
#*  Dufry AG                             11,414  1,678,279       0.1%
    Edmond de Rothschild Suisse SA            1     16,128       0.0%
    EFG International AG                 26,308    386,148       0.0%
    Emmi AG                               1,698    562,717       0.0%
    EMS-Chemie Holding AG                   439    184,244       0.0%
    Energiedienst Holding AG              1,258     36,765       0.0%
#*  Evolva Holding SA                     4,494      7,588       0.0%
    Feintool International Holding AG       929     93,523       0.0%
    Flughafen Zuerich AG                  2,904  2,261,596       0.1%
    Forbo Holding AG                        689    834,458       0.1%
#   Galenica AG                           1,204  1,124,168       0.1%
    GAM Holding AG                      111,692  2,519,882       0.2%
    Gategroup Holding AG                 19,134    669,075       0.1%
    Geberit AG                            2,072    733,847       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Georg Fischer AG                      2,991 $2,115,548       0.1%
    Givaudan SA                             604  1,130,189       0.1%
#   Gurit Holding AG                        216    100,306       0.0%
    Helvetia Holding AG                   3,200  1,818,059       0.1%
    Holcim, Ltd.                         34,116  2,740,554       0.2%
    Huber & Suhner AG                     5,869    271,121       0.0%
    Implenia AG                           7,979    546,332       0.0%
    Inficon Holding AG                      488    185,502       0.0%
    Interroll Holding AG                    407    270,601       0.0%
    Intershop Holding AG                    257    110,202       0.0%
    Julius Baer Group, Ltd.              56,140  2,938,409       0.2%
    Jungfraubahn Holding AG                  27      2,427       0.0%
    Kaba Holding AG Class B               1,608  1,056,082       0.1%
    Kardex AG                             5,120    306,715       0.0%
    Komax Holding AG                      2,577    473,939       0.0%
    Kudelski SA                          22,484    337,144       0.0%
    Kuehne + Nagel International AG       2,059    308,818       0.0%
    Kuoni Reisen Holding AG               3,359  1,128,540       0.1%
    LEM Holding SA                          221    195,814       0.0%
    Liechtensteinische Landesbank AG      4,097    166,012       0.0%
*   LifeWatch AG                          1,294     20,662       0.0%
    Logitech International SA(B18ZRK2)   68,131  1,022,804       0.1%
    Logitech International
      SA(H50430232)                      44,813    668,162       0.1%
    Lonza Group AG                       20,484  2,896,233       0.2%
#   Luzerner Kantonalbank AG              1,379    534,861       0.0%
    MCH Group AG                            200     13,245       0.0%
    Metall Zug AG                            57    161,659       0.0%
#*  Meyer Burger Technology AG           32,461    222,011       0.0%
    Micronas Semiconductor Holding AG    18,141    110,544       0.0%
    Mikron Holding AG                     4,766     30,610       0.0%
*   Mobilezone Holding AG                 7,511    117,974       0.0%
    Mobimo Holding AG                     3,015    672,758       0.1%
    Nestle SA                            92,984  7,214,090       0.4%
    Novartis AG                          53,863  5,497,910       0.3%
    Novartis AG ADR                      22,831  2,324,196       0.2%
    OC Oerlikon Corp. AG                 82,338  1,077,106       0.1%
*   Orascom Development Holding AG        9,372    145,598       0.0%
#*  Orell Fuessli Holding AG                184     18,626       0.0%
    Orior AG                              3,225    195,772       0.0%
    Panalpina Welttransport Holding AG    2,021    281,830       0.0%
    Partners Group Holding AG             1,415    443,512       0.0%
    Phoenix Mecano AG                       223    108,775       0.0%
    PSP Swiss Property AG                 1,506    140,468       0.0%
    Rieter Holding AG                     1,736    285,959       0.0%
    Romande Energie Holding SA               52     63,979       0.0%
    Schaffner Holding AG                    372     98,436       0.0%
    Schindler Holding AG                    551     91,789       0.0%
*   Schmolz + Bickenbach AG             310,797    299,462       0.0%
    Schweiter Technologies AG               450    391,941       0.0%
    SGS SA                                  201    389,457       0.0%
    Siegfried Holding AG                  2,554    434,134       0.0%
    Sika AG                                 334  1,146,403       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                        SHARES    VALUE++    OF NET ASSETS**
                                        ------- ------------ ---------------
SWITZERLAND -- (Continued)
    Sonova Holding AG                     1,172 $    161,917       0.0%
    St Galler Kantonalbank AG               884      337,295       0.0%
    Straumann Holding AG                  2,049      579,735       0.0%
    Sulzer AG                             6,928      773,082       0.1%
    Swatch Group AG (The)(7184725)        4,169    1,863,773       0.1%
    Swatch Group AG (The)(7184736)        7,930      702,638       0.1%
    Swiss Life Holding AG                 9,796    2,324,599       0.2%
    Swiss Re AG                          49,846    4,421,707       0.3%
    Swisscom AG                           1,139      677,142       0.1%
    Swissquote Group Holding SA           3,840      122,510       0.0%
    Syngenta AG                           6,551    2,192,158       0.1%
    Syngenta AG ADR                       2,693      180,539       0.0%
    Tamedia AG                              359       62,738       0.0%
    Tecan Group AG                        3,097      411,592       0.0%
    Temenos Group AG                     16,040      582,896       0.0%
#*  Tornos Holding AG                     2,333       11,819       0.0%
    U-Blox AG                             2,408      457,197       0.0%
    UBS Group AG(BRJL176)                68,935    1,377,137       0.1%
*   UBS Group AG(H42097107)              92,566    1,857,800       0.1%
    Valiant Holding AG                    6,319      569,696       0.0%
    Valora Holding AG                     2,166      486,101       0.0%
    Vaudoise Assurances Holding SA
      Class B                               494      276,809       0.0%
    Vetropack Holding AG                     68      115,941       0.0%
#   Vontobel Holding AG                  18,730      832,135       0.1%
    VP Bank AG                            1,628      137,085       0.0%
    Walliser Kantonalbank                    41       32,199       0.0%
    Walter Meier AG                         525       23,625       0.0%
    Ypsomed Holding AG                      784       76,054       0.0%
*   Zehnder Group AG                      6,719      318,176       0.0%
    Zug Estates Holding AG                   50       76,517       0.0%
    Zuger Kantonalbank AG                    22      113,027       0.0%
    Zurich Insurance Group AG            15,572    4,806,347       0.3%
                                                ------------       ---
TOTAL SWITZERLAND                                111,578,021       6.7%
                                                ------------       ---
UNITED KINGDOM -- (16.4%)
    4imprint Group P.L.C.                   979       16,417       0.0%
    888 Holdings P.L.C.                  86,865      213,286       0.0%
    A.G.BARR P.L.C.                      25,292      242,442       0.0%
    Aberdeen Asset Management P.L.C.    128,939      936,286       0.1%
    Acacia Mining P.L.C.                 75,504      334,861       0.0%
    Acal P.L.C.                           5,153       23,321       0.0%
    Admiral Group P.L.C.                 18,679      445,413       0.0%
#*  Afren P.L.C.                        449,270       22,907       0.0%
*   Aga Rangemaster Group P.L.C.         43,446       63,210       0.0%
    Aggreko P.L.C.                       37,427      944,114       0.1%
    Alent P.L.C.                        130,629      725,440       0.0%
    Amec Foster Wheeler P.L.C.           62,426      874,038       0.1%
    Amlin P.L.C.                        186,505    1,307,028       0.1%
    Anglo American P.L.C.               214,596    3,635,795       0.2%
    Anglo Pacific Group P.L.C.           39,934       58,318       0.0%
    Anglo-Eastern Plantations P.L.C.         19          182       0.0%
    Anite P.L.C.                        103,523      134,562       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Antofagasta P.L.C.                     50,706 $  606,914       0.0%
    ARM Holdings P.L.C.                    29,062    493,803       0.0%
    ARM Holdings P.L.C. Sponsored ADR       2,285    116,512       0.0%
#   Ashmore Group P.L.C.                  136,490    645,228       0.0%
    Ashtead Group P.L.C.                   99,963  1,714,122       0.1%
    Associated British Foods P.L.C.        18,738    818,067       0.1%
    AstraZeneca P.L.C.                        956     65,607       0.0%
    AstraZeneca P.L.C. Sponsored ADR       26,097  1,787,123       0.1%
    Aveva Group P.L.C.                     21,606    559,078       0.0%
    Aviva P.L.C.                          597,344  4,805,903       0.3%
    Aviva P.L.C. Sponsored ADR             10,982    177,030       0.0%
    Babcock International Group P.L.C.     53,872    831,025       0.1%
    BAE Systems P.L.C.                    197,334  1,528,787       0.1%
    Balfour Beatty P.L.C.                 297,175  1,099,926       0.1%
    Bank of Georgia Holdings P.L.C.        10,940    300,447       0.0%
    Barclays P.L.C.                       261,975  1,024,964       0.1%
    Barclays P.L.C. Sponsored ADR         206,197  3,245,541       0.2%
    Barratt Developments P.L.C.           440,009  3,490,741       0.2%
    BBA Aviation P.L.C.                   173,360    912,185       0.1%
    Beazley P.L.C.                        230,795    992,552       0.1%
    Bellway P.L.C.                         53,392  1,623,234       0.1%
    Berendsen P.L.C.                       64,828  1,030,606       0.1%
    Berkeley Group Holdings P.L.C.         52,392  2,017,231       0.1%
    Betfair Group P.L.C.                   19,975    711,800       0.0%
    BG Group P.L.C.                       132,145  2,393,614       0.1%
    BHP Billiton P.L.C.                     3,376     81,147       0.0%
#   BHP Billiton P.L.C. ADR                35,846  1,731,362       0.1%
    Bloomsbury Publishing P.L.C.            1,815      4,668       0.0%
    Bodycote P.L.C.                        83,255    876,811       0.1%
    Booker Group P.L.C.                   295,210    653,547       0.0%
    Boot Henry P.L.C.                         736      2,434       0.0%
    Bovis Homes Group P.L.C.               60,182    856,895       0.1%
    BP P.L.C.                             311,879  2,249,394       0.1%
#   BP P.L.C. Sponsored ADR               168,781  7,284,588       0.4%
    Braemar Shipping Services P.L.C.        1,625     10,912       0.0%
    Brammer P.L.C.                         36,580    212,962       0.0%
    Brewin Dolphin Holdings P.L.C.        146,742    762,080       0.1%
    British Polythene Industries P.L.C.     9,952    105,914       0.0%
    Britvic P.L.C.                         80,503    894,032       0.1%
*   BTG P.L.C.                             80,652    889,919       0.1%
    Bunzl P.L.C.                           18,629    523,796       0.0%
    Burberry Group P.L.C.                  27,349    729,097       0.0%
    Bwin.Party Digital Entertainment
      P.L.C.                              311,258    398,265       0.0%
    Cable & Wireless Communications
      P.L.C.                            1,307,238  1,347,543       0.1%
*   Cairn Energy P.L.C.                    13,833     37,689       0.0%
    Cape P.L.C.                            58,983    238,987       0.0%
    Capita P.L.C.                          29,905    523,433       0.0%
    Capital & Counties Properties
      P.L.C.                                1,729     10,453       0.0%
    Capital & Regional P.L.C.              34,857     30,104       0.0%
    Carclo P.L.C.                           6,128     12,682       0.0%
    Carillion P.L.C.                      185,429    925,171       0.1%
    Carnival P.L.C.                        12,712    578,360       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Carnival P.L.C. ADR                   4,499 $  203,760       0.0%
    Castings P.L.C.                       9,986     57,941       0.0%
    Catlin Group, Ltd.                  199,452  2,148,928       0.1%
    Centamin P.L.C.                     786,805    768,445       0.1%
    Centaur Media P.L.C.                  3,412      4,234       0.0%
#   Centrica P.L.C.                     364,427  1,422,900       0.1%
    Chemring Group P.L.C.               108,146    355,348       0.0%
    Chesnara P.L.C.                      49,447    242,870       0.0%
    Chime Communications P.L.C.          14,821     66,035       0.0%
    Cineworld Group P.L.C.               93,718    699,977       0.0%
*   Circassia Pharmaceuticals P.L.C.      2,027      9,204       0.0%
    Clarkson P.L.C.                       1,048     36,437       0.0%
    Close Brothers Group P.L.C.          65,844  1,539,132       0.1%
    Cobham P.L.C.                       466,716  2,117,208       0.1%
    Coca-Cola HBC AG                     29,427    620,813       0.0%
*   Colt Group SA                       186,057    425,304       0.0%
    Communisis P.L.C.                   101,723     88,983       0.0%
    Computacenter P.L.C.                 33,114    355,539       0.0%
    Connect Group P.L.C.                 51,329    124,918       0.0%
    Consort Medical P.L.C.               13,433    193,354       0.0%
    Costain Group P.L.C.                 20,992    102,843       0.0%
    Countrywide P.L.C.                    3,421     27,460       0.0%
    Cranswick P.L.C.                     17,659    386,522       0.0%
    Creston P.L.C.                        3,606      6,924       0.0%
    Croda International P.L.C.           25,481  1,105,791       0.1%
    CSR P.L.C.                           55,173    743,754       0.0%
    CSR P.L.C. ADR                          700     37,597       0.0%
    Daily Mail & General Trust P.L.C.    93,304  1,282,610       0.1%
    Dairy Crest Group P.L.C.             98,917    691,549       0.0%
    Darty P.L.C.                         41,880     48,063       0.0%
    DCC P.L.C.                           19,149  1,218,136       0.1%
    De La Rue P.L.C.                     12,266    103,080       0.0%
    Debenhams P.L.C.                    556,081    763,891       0.1%
    Dechra Pharmaceuticals P.L.C.        36,539    574,286       0.0%
    Development Securities P.L.C.        47,893    185,973       0.0%
    Devro P.L.C.                         87,322    391,024       0.0%
#   Dialight P.L.C.                       4,498     48,267       0.0%
    Dignity P.L.C.                       15,051    469,476       0.0%
    Diploma P.L.C.                       60,272    739,305       0.0%
    Direct Line Insurance Group P.L.C.   62,205    303,688       0.0%
    Dixons Carphone P.L.C.              132,443    859,535       0.1%
    Domino Printing Sciences P.L.C.      43,716    613,324       0.0%
    Domino's Pizza Group P.L.C.          49,809    602,603       0.0%
    Drax Group P.L.C.                   126,853    775,047       0.1%
    DS Smith P.L.C.                     356,033  1,903,691       0.1%
    Dunelm Group P.L.C.                  26,129    359,721       0.0%
    E2V Technologies P.L.C.              30,273    107,866       0.0%
    easyJet P.L.C.                       41,139  1,137,520       0.1%
    Electrocomponents P.L.C.            285,841  1,056,089       0.1%
    Elementis P.L.C.                    180,746    841,111       0.1%
*   EnQuest P.L.C.                      366,371    294,371       0.0%
*   Enterprise Inns P.L.C.              251,872    450,264       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Essentra P.L.C.                      76,830 $ 1,127,810       0.1%
    esure Group P.L.C.                   14,309      47,972       0.0%
    Euromoney Institutional Investor
      P.L.C.                              6,670     116,880       0.0%
    Evraz P.L.C.                        105,482     306,331       0.0%
    Experian P.L.C.                      53,125     948,827       0.1%
    Fenner P.L.C.                        78,601     252,596       0.0%
    Ferrexpo P.L.C.                      79,470      95,259       0.0%
    Fidessa Group P.L.C.                 14,483     494,404       0.0%
*   Findel P.L.C.                        17,993      60,392       0.0%
*   Firstgroup P.L.C.                   514,863     782,042       0.1%
*   Fortune Oil CVR                     427,324       3,280       0.0%
*   French Connection Group P.L.C.        9,786       6,445       0.0%
    Fresnillo P.L.C.                        219       2,429       0.0%
    Fuller Smith & Turner P.L.C.
      Class A                             7,612     116,682       0.0%
    G4S P.L.C.                          203,272     911,779       0.1%
    Galliford Try P.L.C.                 47,245   1,087,115       0.1%
*   Gem Diamonds, Ltd.                   64,607     138,138       0.0%
    Genus P.L.C.                         12,046     249,349       0.0%
    GKN P.L.C.                          230,012   1,233,689       0.1%
    Glencore P.L.C.                     363,181   1,725,317       0.1%
    Go-Ahead Group P.L.C.                15,015     566,953       0.0%
    Grafton Group P.L.C.                 72,417     913,878       0.1%
    Greencore Group P.L.C.              182,651     991,170       0.1%
#   Greene King P.L.C.                  103,238   1,312,555       0.1%
    Greggs P.L.C.                        52,965     962,567       0.1%
    Halfords Group P.L.C.               134,213     934,707       0.1%
    Halma P.L.C.                        136,987   1,491,908       0.1%
    Hargreaves Lansdown P.L.C.           22,674     425,926       0.0%
    Hays P.L.C.                         482,345   1,133,681       0.1%
    Headlam Group P.L.C.                 17,739     126,507       0.0%
    Helical Bar P.L.C.                   49,359     294,496       0.0%
    Henderson Group P.L.C.              255,445   1,089,984       0.1%
    Hikma Pharmaceuticals P.L.C.         31,569     987,231       0.1%
    Hill & Smith Holdings P.L.C.         44,132     470,434       0.0%
    Hilton Food Group P.L.C.                435       2,882       0.0%
    Hiscox, Ltd.                        101,442   1,278,110       0.1%
#*  Hochschild Mining P.L.C.             52,650      78,971       0.0%
    Hogg Robinson Group P.L.C.            4,980       3,400       0.0%
    Home Retail Group P.L.C.            502,996   1,285,324       0.1%
    Homeserve P.L.C.                    157,063     917,816       0.1%
    Howden Joinery Group P.L.C.         223,315   1,589,737       0.1%
    HSBC Holdings P.L.C.                 23,509     234,843       0.0%
    HSBC Holdings P.L.C. Sponsored ADR  205,600  10,203,928       0.6%
    Hunting P.L.C.                       45,724     410,528       0.0%
    Huntsworth P.L.C.                    36,761      23,207       0.0%
    ICAP P.L.C.                         198,497   1,687,568       0.1%
    IG Group Holdings P.L.C.            140,491   1,584,055       0.1%
*   Imagination Technologies Group
      P.L.C.                             87,175     262,002       0.0%
    IMI P.L.C.                           52,468   1,005,424       0.1%
    Imperial Tobacco Group P.L.C.        24,337   1,188,388       0.1%
    Inchcape P.L.C.                     189,111   2,405,503       0.1%
    Informa P.L.C.                      201,995   1,720,302       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Inmarsat P.L.C.                       110,029 $1,694,288       0.1%
    Innovation Group P.L.C.               337,825    147,391       0.0%
    InterContinental Hotels Group
      P.L.C.                               10,739    459,243       0.0%
    InterContinental Hotels Group
      P.L.C. ADR                            5,555    236,702       0.0%
*   International Consolidated
      Airlines Group SA                   189,265  1,569,699       0.1%
*   International Ferro Metals, Ltd.       82,212      3,825       0.0%
*   International Game Technology
      P.L.C.                                2,589     52,712       0.0%
    Interserve P.L.C.                      64,588    572,038       0.0%
    Intertek Group P.L.C.                  21,735    868,651       0.1%
    Investec P.L.C.                       156,294  1,492,435       0.1%
*   IP Group P.L.C.                        29,743     89,511       0.0%
    ITE Group P.L.C.                      100,996    291,289       0.0%
    ITV P.L.C.                            239,315    929,144       0.1%
    J Sainsbury P.L.C.                    762,184  3,169,219       0.2%
    James Fisher & Sons P.L.C.             20,075    354,977       0.0%
    Jardine Lloyd Thompson Group P.L.C.    37,699    613,944       0.0%
    JD Sports Fashion P.L.C.               23,455    206,282       0.0%
    JD Wetherspoon P.L.C.                  45,057    524,962       0.0%
#*  JKX Oil & Gas P.L.C.                   65,541     29,974       0.0%
    John Menzies P.L.C.                    13,641     81,667       0.0%
    John Wood Group P.L.C.                101,545  1,069,923       0.1%
    Johnson Matthey P.L.C.                 24,671  1,261,417       0.1%
*   Johnston Press P.L.C.                   1,448      3,493       0.0%
    Jupiter Fund Management P.L.C.        129,640    853,580       0.1%
*   KAZ Minerals P.L.C.                   116,394    462,906       0.0%
    Kcom Group P.L.C.                     192,713    270,928       0.0%
    Keller Group P.L.C.                    35,839    548,191       0.0%
    Kier Group P.L.C.                      35,353    876,979       0.1%
    Kingfisher P.L.C.                     179,266    963,112       0.1%
    Ladbrokes P.L.C.                      392,703    614,598       0.0%
    Laird P.L.C.                          152,481    838,546       0.1%
*   Lamprell P.L.C.                       130,782    281,655       0.0%
    Lancashire Holdings, Ltd.              78,955    771,845       0.1%
    Laura Ashley Holdings P.L.C.           22,105     10,098       0.0%
    Lavendon Group P.L.C.                  37,311     99,636       0.0%
    Legal & General Group P.L.C.          493,055  1,959,930       0.1%
*   Liberty Global P.L.C. Class A           2,331    121,530       0.0%
*   Liberty Global P.L.C. Series C          5,750    290,112       0.0%
    Lloyds Banking Group P.L.C.         3,611,001  4,276,424       0.3%
    Lloyds Banking Group P.L.C. ADR       141,893    676,830       0.0%
    London Stock Exchange Group P.L.C.     31,216  1,215,102       0.1%
#*  Lonmin P.L.C.                         219,185    484,517       0.0%
    Lookers P.L.C.                        146,762    352,209       0.0%
    Low & Bonar P.L.C.                     33,427     31,715       0.0%
    LSL Property Services P.L.C.            6,427     35,505       0.0%
    Man Group P.L.C.                    1,063,704  3,136,342       0.2%
    Management Consulting Group P.L.C.     29,849      8,003       0.0%
    Marks & Spencer Group P.L.C.          108,185    916,165       0.1%
    Marshalls P.L.C.                       56,963    236,788       0.0%
    Marston's P.L.C.                      316,375    769,373       0.1%
*   McBride P.L.C.(BVXC225)               686,868      1,054       0.0%
    McBride P.L.C.(0574635)                40,404     58,276       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Mears Group P.L.C.                   29,776 $  195,464       0.0%
    Meggitt P.L.C.                      211,061  1,705,662       0.1%
    Melrose Industries P.L.C.           456,612  1,852,926       0.1%
    Merlin Entertainments P.L.C.         63,333    423,160       0.0%
    Michael Page International P.L.C.    80,463    655,523       0.0%
    Micro Focus International P.L.C.     41,227    793,500       0.1%
    Millennium & Copthorne Hotels
      P.L.C.                             81,790    726,134       0.0%
*   Mitchells & Butlers P.L.C.          102,810    656,597       0.0%
    Mitie Group P.L.C.                  195,549    857,803       0.1%
    MJ Gleeson P.L.C.                       400      2,397       0.0%
    Mondi P.L.C.                         71,384  1,445,394       0.1%
    Moneysupermarket.com Group P.L.C.   125,849    539,269       0.0%
    Morgan Advanced Materials P.L.C.    144,483    742,102       0.0%
    Morgan Sindall Group P.L.C.          20,115    241,856       0.0%
*   Mothercare P.L.C.                    32,090    109,319       0.0%
    N Brown Group P.L.C.                 58,058    304,794       0.0%
    National Express Group P.L.C.       193,829    853,620       0.1%
    NCC Group P.L.C.                     41,235    131,331       0.0%
    Next P.L.C.                           7,103    798,593       0.1%
    Northgate P.L.C.                     76,852    761,219       0.0%
    Novae Group P.L.C.                   20,960    223,763       0.0%
*   Ocado Group P.L.C.                   16,054     87,145       0.0%
    Old Mutual P.L.C.                   807,532  2,896,714       0.2%
*   Ophir Energy P.L.C.                  54,616    119,060       0.0%
*   Optos P.L.C.                         10,238     53,432       0.0%
    Oxford Instruments P.L.C.            18,136    258,186       0.0%
    Pace P.L.C.                         252,205  1,599,023       0.1%
    PayPoint P.L.C.                      11,221    146,337       0.0%
    Pearson P.L.C.                       15,716    317,603       0.0%
    Pearson P.L.C. Sponsored ADR         19,843    401,622       0.0%
    Pendragon P.L.C.                    194,595    110,085       0.0%
    Pennon Group P.L.C.                  68,522    899,320       0.1%
    Persimmon P.L.C.                     72,019  1,869,925       0.1%
*   Petra Diamonds, Ltd.                215,239    516,227       0.0%
    Petrofac, Ltd.                       30,926    412,778       0.0%
*   Petropavlovsk P.L.C.                109,298     10,587       0.0%
    Phoenix Group Holdings               90,407  1,166,736       0.1%
    Phoenix IT Group P.L.C.              10,671     20,388       0.0%
    Photo-Me International P.L.C.        46,099     98,558       0.0%
    Playtech P.L.C.                      39,310    493,843       0.0%
    Poundland Group P.L.C.               12,458     59,812       0.0%
    Premier Farnell P.L.C.              149,523    436,294       0.0%
*   Premier Foods P.L.C.                252,475    178,184       0.0%
*   Premier Oil P.L.C.                  179,695    480,723       0.0%
    Prudential P.L.C.                    63,229  1,574,245       0.1%
    Prudential P.L.C. ADR                   800     39,928       0.0%
*   Punch Taverns P.L.C.                  6,980     12,050       0.0%
    PZ Cussons P.L.C.                    39,640    217,187       0.0%
    QinetiQ Group P.L.C.                188,082    582,111       0.0%
*   Quintain Estates & Development
      P.L.C.                            403,961    594,250       0.0%
    Randgold Resources, Ltd.             20,194  1,536,776       0.1%
    Rank Group P.L.C.                    16,484     48,233       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                        ---------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Raven Russia, Ltd.                      27,579 $   21,766       0.0%
    REA Holdings P.L.C.                      1,822      8,617       0.0%
    Reckitt Benckiser Group P.L.C.           5,118    455,524       0.0%
    Redrow P.L.C.                          112,893    639,443       0.0%
    Reed Elsevier P.L.C.                    42,024    695,511       0.0%
    Reed Elsevier P.L.C. Sponsored ADR       6,729    444,854       0.0%
    Regus P.L.C.                           234,299    894,862       0.1%
    Renishaw P.L.C.                         11,627    445,910       0.0%
*   Renold P.L.C.                           12,120     11,630       0.0%
    Rentokil Initial P.L.C.                341,092    701,532       0.0%
    Restaurant Group P.L.C. (The)           79,857    829,911       0.1%
    Rexam P.L.C.                           170,712  1,515,201       0.1%
    Ricardo P.L.C.                          19,391    251,445       0.0%
    Rightmove P.L.C.                        25,629  1,240,684       0.1%
    Rio Tinto P.L.C.                         5,471    244,833       0.0%
#   Rio Tinto P.L.C. Sponsored ADR          47,600  2,132,004       0.1%
    RM P.L.C.                                8,611     18,566       0.0%
    Robert Walters P.L.C.                   19,328    112,967       0.0%
*   Rolls-Royce Holdings
      P.L.C.(BVYJ8N8)                   12,950,004     19,878       0.0%
    Rolls-Royce Holdings
      P.L.C.(B63H849)                       91,844  1,464,260       0.1%
    Rotork P.L.C.                           23,611    852,012       0.1%
*   Royal Bank of Scotland Group P.L.C.    146,144    757,177       0.0%
*   Royal Bank of Scotland Group
      P.L.C. Sponsored ADR                   3,457     35,745       0.0%
    Royal Dutch Shell P.L.C.(B03MLX2)          582     18,351       0.0%
    Royal Dutch Shell P.L.C.(B03MM40)        6,539    209,351       0.0%
#   Royal Dutch Shell P.L.C.
      ADR(B03MM73)                          90,226  5,827,697       0.4%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                        98,946  6,276,145       0.4%
    Royal Mail P.L.C.                      185,392  1,324,540       0.1%
    RPC Group P.L.C.                       106,830    981,814       0.1%
    RPS Group P.L.C.                        94,111    307,601       0.0%
    RSA Insurance Group P.L.C.             287,221  1,878,929       0.1%
    SABMiller P.L.C.                        12,155    643,399       0.0%
    Sage Group P.L.C. (The)                137,205  1,020,147       0.1%
    Savills P.L.C.                          78,062    988,620       0.1%
    Schroders P.L.C.(0239581)                4,732    177,272       0.0%
    Schroders P.L.C.(0240549)                6,245    309,741       0.0%
    SDL P.L.C.                              22,182    158,465       0.0%
    Senior P.L.C.                          172,526    828,441       0.1%
    Sepura P.L.C.                            6,972     13,997       0.0%
    Serco Group P.L.C.                      31,940     65,250       0.0%
*   Severfield P.L.C.                       65,902     64,659       0.0%
    Severn Trent P.L.C.                     16,015    521,510       0.0%
    Shanks Group P.L.C.                    226,374    370,579       0.0%
    Shire P.L.C.                             4,735    384,783       0.0%
    SIG P.L.C.                             287,130    853,294       0.1%
    Sky P.L.C.                              57,194    943,011       0.1%
*   Skyepharma P.L.C.                        3,686     16,995       0.0%
    Smith & Nephew P.L.C.                   41,932    713,658       0.0%
    Smith & Nephew P.L.C. Sponsored ADR      3,930    133,188       0.0%
    Smiths Group P.L.C.                     44,545    779,824       0.1%
    Soco International P.L.C.               79,470    219,749       0.0%
    Spectris P.L.C.                         45,244  1,486,972       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Speedy Hire P.L.C.                  241,247 $  274,038       0.0%
    Spirax-Sarco Engineering P.L.C.      22,125  1,145,253       0.1%
    Spirent Communications P.L.C.       122,722    164,288       0.0%
    Spirit Pub Co. P.L.C.               301,511    518,525       0.0%
*   Sportech P.L.C.                       2,757      2,809       0.0%
*   Sports Direct International P.L.C.   38,696    365,771       0.0%
    SSE P.L.C.                           75,721  1,794,111       0.1%
    St Ives P.L.C.                       23,231     61,725       0.0%
    St James's Place P.L.C.              61,803    843,036       0.1%
    ST Modwen Properties P.L.C.          92,934    619,296       0.0%
    Stagecoach Group P.L.C.             126,363    702,303       0.0%
    Standard Chartered P.L.C.           150,543  2,464,720       0.2%
    Standard Life P.L.C.                124,975    893,346       0.1%
    Sthree P.L.C.                        12,874     73,670       0.0%
    Stobart Group, Ltd.                  36,371     60,338       0.0%
*   SuperGroup P.L.C.                    12,068    190,894       0.0%
    Synergy Health P.L.C.                24,232    821,855       0.1%
    Synthomer P.L.C.                    152,925    748,621       0.0%
#   TalkTalk Telecom Group P.L.C.       176,325    985,709       0.1%
    Tate & Lyle P.L.C.                  266,823  2,430,766       0.2%
    Taylor Wimpey P.L.C.                806,652  2,048,235       0.1%
    Ted Baker P.L.C.                      9,208    402,171       0.0%
    Telecity Group P.L.C.                76,265  1,034,492       0.1%
    Telecom Plus P.L.C.                  13,385    157,215       0.0%
    Tesco P.L.C.                        291,471    982,452       0.1%
*   Thomas Cook Group P.L.C.            492,196  1,079,578       0.1%
#*  Thorntons P.L.C.                     16,023     20,137       0.0%
    Topps Tiles P.L.C.                   40,602     72,094       0.0%
    Travis Perkins P.L.C.                57,999  1,843,508       0.1%
    Tribal Group P.L.C.                   1,288      2,900       0.0%
    Trifast P.L.C.                       26,856     44,644       0.0%
*   Trinity Mirror P.L.C.               170,692    480,822       0.0%
    TT electronics P.L.C.                69,537    142,247       0.0%
    TUI AG(B11LJN4)                      48,166    898,137       0.1%
    TUI AG(5666292)                      86,705  1,616,260       0.1%
    Tullett Prebon P.L.C.               136,454    747,211       0.0%
    Tullow Oil P.L.C.                    20,388    129,445       0.0%
    UBM P.L.C.                          127,907  1,104,166       0.1%
    UDG Healthcare P.L.C.                99,941    816,749       0.1%
    Ultra Electronics Holdings P.L.C.    39,936  1,062,019       0.1%
    UNITE Group P.L.C. (The)             57,384    527,284       0.0%
    United Utilities Group P.L.C.        36,772    547,028       0.0%
    UTV Media P.L.C.                     21,346     58,870       0.0%
*   Vectura Group P.L.C.                166,880    399,223       0.0%
#   Vedanta Resources P.L.C.             54,137    519,970       0.0%
    Vesuvius P.L.C.                     119,522    831,218       0.1%
    Victrex P.L.C.                       30,580    925,553       0.1%
    Vitec Group P.L.C. (The)              5,880     58,836       0.0%
    Vodafone Group P.L.C.               805,334  2,837,358       0.2%
    Vodafone Group P.L.C. Sponsored ADR 100,243  3,528,560       0.2%
*   Volex P.L.C.                          2,165      2,546       0.0%
    Weir Group P.L.C. (The)              23,833    685,210       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    WH Smith P.L.C.                       39,007 $      855,817       0.1%
    Whitbread P.L.C.                      16,928      1,359,307       0.1%
    William Hill P.L.C.                  376,708      2,081,356       0.1%
*   Wincanton P.L.C.                      20,201         48,295       0.0%
    WM Morrison Supermarkets P.L.C.    1,598,795      4,558,610       0.3%
    Wolseley P.L.C.                       14,878        879,950       0.1%
    WPP P.L.C.                             6,645        154,971       0.0%
    WPP P.L.C. Sponsored ADR               9,329      1,086,175       0.1%
    WS Atkins P.L.C.                      28,759        590,081       0.0%
    Xaar P.L.C.                           23,245        156,437       0.0%
    Xchanging P.L.C.                     109,177        204,192       0.0%
    XP Power, Ltd.                         1,954         45,177       0.0%
                                                 --------------      ----
TOTAL UNITED KINGDOM                                304,187,754      18.3%
                                                 --------------      ----
UNITED STATES -- (0.0%)
    Ormat Technologies, Inc.               4,725        175,712       0.0%
                                                 --------------      ----
TOTAL COMMON STOCKS                               1,645,119,120      98.7%
                                                 --------------      ----
PREFERRED STOCKS -- (0.4%)

GERMANY -- (0.4%)
    Bayerische Motoren Werke AG            3,827        349,707       0.0%
    Biotest AG                               709         59,472       0.0%
    Fuchs Petrolub SE                      4,708        198,317       0.0%
    Henkel AG & Co. KGaA                   1,487        172,726       0.0%
    Jungheinrich AG                          538         38,027       0.0%
    Porsche Automobil Holding SE           8,865        841,140       0.1%
    Sartorius AG                             133         22,050       0.0%
    Sixt SE                                3,797        139,765       0.0%
    STO SE & Co. KGaA                        305         53,198       0.0%
    Villeroy & Boch AG                     1,421         20,991       0.0%
#   Volkswagen AG                         19,927      5,130,119       0.3%
                                                 --------------      ----
TOTAL GERMANY                                         7,025,512       0.4%
                                                 --------------      ----
TOTAL PREFERRED STOCKS                                7,025,512       0.4%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd.
      Claim Units Rights                   6,648             --       0.0%
*   Centrebet International, Ltd.
      Litigation Rights                    6,648             --       0.0%
*   Seven West Media, Ltd. Rights
      05/28/15                           276,724             --       0.0%
                                                 --------------      ----
TOTAL AUSTRALIA                                              --       0.0%
                                                 --------------      ----
AUSTRIA -- (0.0%)
#*  Intercell AG Rights                    1,270             --       0.0%
*   UBM Realitaetenentwicklung AG
      Rights 06/05/15                         73             --       0.0%
                                                 --------------      ----
TOTAL AUSTRIA                                                --       0.0%
                                                 --------------      ----
BELGIUM -- (0.0%)
*   Recticel SA Rights 05/07/15           12,253         11,282       0.0%
                                                 --------------      ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
CANADA -- (0.0%)
*     Constellation Software, Inc.
        Rights 09/15/15                    1,092 $          326        0.0%
                                                 --------------      -----
FRANCE -- (0.0%)
*     Euro Disney SCA Rights              29,970             --        0.0%
#*    Euro Disney SCA Rights 05/06/15      2,997             33        0.0%
                                                 --------------      -----
TOTAL FRANCE                                                 33        0.0%
                                                 --------------      -----
HONG KONG -- (0.0%)
*     Emperor Capital Group, Ltd.
        Rights 05/21/15                  171,000         28,241        0.0%
*     Haitong International
        Securities Group, Ltd.
        Rights 05/15/15                  158,405        105,255        0.0%
*     International Standard
        Resources Holdings, Ltd.
        Warrants 11/27/15                 80,667          1,020        0.0%
                                                 --------------      -----
TOTAL HONG KONG                                         134,516        0.0%
                                                 --------------      -----
ITALY -- (0.0%)
*     UnipolSai SpA Rights
        05/15/15(BWXTV26)                197,970             --        0.0%
*     UnipolSai SpA Rights
        05/15/15(BWXT933)                197,970             --        0.0%
                                                 --------------      -----
TOTAL ITALY                                                  --        0.0%
                                                 --------------      -----
SINGAPORE -- (0.0%)
*     Interra Resources, Ltd.
        Warrants 12/08/15                 12,500             99        0.0%
                                                 --------------      -----
SPAIN -- (0.0%)
*     Banco Popular Espanol SA Rights    338,249          6,457        0.0%
*     Banco Santander SA Rights          538,042         88,729        0.0%
                                                 --------------      -----
TOTAL SPAIN                                              95,186        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                   241,442        0.0%
                                                 --------------      -----

                                                    VALUE+
-                                                --------------
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund  17,307,313    200,245,612       12.0%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,621,131,557)                          $1,852,631,686      111.1%
                                                 ==============      =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia                 $  1,324,843 $  109,320,193   --    $  110,645,036
   Austria                             --      8,194,198   --         8,194,198
   Belgium                      1,058,149     28,642,890   --        29,701,039
   Canada                     145,891,437        209,557   --       146,100,994
   China                               --        428,120   --           428,120
   Denmark                             --     25,560,359   --        25,560,359
   Finland                             --     34,105,532   --        34,105,532
   France                       1,614,811    106,354,338   --       107,969,149
   Germany                      4,273,291     89,991,029   --        94,264,320
   Hong Kong                      403,385     47,936,233   --        48,339,618
   Ireland                      2,532,163      6,654,201   --         9,186,364
   Israel                       4,046,890      8,282,354   --        12,329,244
   Italy                          885,510     44,602,368   --        45,487,878
   Japan                        5,510,303    361,747,981   --       367,258,284
   Netherlands                  4,851,289     39,821,491   --        44,672,780
   New Zealand                      5,262      7,570,855   --         7,576,117
   Norway                       1,269,030     13,979,454   --        15,248,484
   Portugal                            --      5,340,139   --         5,340,139
   Russia                              --         20,624   --            20,624
   Singapore                       20,671     23,321,997   --        23,342,668
   Spain                        1,127,379     40,249,468   --        41,376,847
   Sweden                              --     52,029,839   --        52,029,839
   Switzerland                  5,796,329    105,781,692   --       111,578,021
   United Kingdom              46,124,677    258,063,077   --       304,187,754
   United States                  175,712             --   --           175,712
Preferred Stocks
   Germany                             --      7,025,512   --         7,025,512
Rights/Warrants
   Australia                           --             --   --                --
   Austria                             --             --   --                --
   Belgium                             --         11,282   --            11,282
   Canada                              --            326   --               326
   France                              --             33   --                33
   Hong Kong                           --        134,516   --           134,516
   Italy                               --             --   --                --
   Singapore                           --             99   --                99
   Spain                               --         95,186   --            95,186
Securities Lending
  Collateral                           --    200,245,612   --       200,245,612
                             ------------ --------------   --    --------------
TOTAL                        $226,911,131 $1,625,720,555   --    $1,852,631,686
                             ============ ==============   ==    ==============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
COMMON STOCKS -- (90.6%)

AUSTRALIA -- (4.3%)
    Adelaide Brighton, Ltd.                   50,279 $  179,117       0.0%
    AGL Energy, Ltd.                          11,106    133,235       0.0%
    Ainsworth Game Technology, Ltd.           19,699     43,442       0.0%
    ALS, Ltd.                                 57,078    235,759       0.0%
    Altium, Ltd.                              11,763     48,292       0.0%
    Alumina, Ltd.                            205,139    248,926       0.0%
    Alumina, Ltd. Sponsored ADR               12,241     58,992       0.0%
    Amalgamated Holdings, Ltd.                11,733    115,915       0.0%
    Amcom Telecommunications, Ltd.            10,353     18,762       0.0%
    Amcor, Ltd.                               27,423    291,948       0.1%
    Amcor, Ltd. Sponsored ADR                    793     33,845       0.0%
    AMP, Ltd.                                132,473    671,038       0.1%
    Ansell, Ltd.                               8,856    182,258       0.0%
    APA Group                                 36,493    275,996       0.1%
*   APN News & Media, Ltd.                    84,651     62,909       0.0%
    ARB Corp., Ltd.                            6,516     64,620       0.0%
    Ardent Leisure Group                      10,638     16,655       0.0%
    Aristocrat Leisure, Ltd.                  23,045    150,630       0.0%
    Arrium, Ltd.                             165,393     22,559       0.0%
    Asciano, Ltd.                             94,785    492,495       0.1%
    ASX, Ltd.                                  7,718    256,365       0.1%
    Aurizon Holdings, Ltd.                   118,837    453,677       0.1%
    AusNet Services                           82,351     95,759       0.0%
    Austal, Ltd.                              49,744     78,084       0.0%
    Austbrokers Holdings, Ltd.                 3,409     23,033       0.0%
    Australia & New Zealand Banking Group,
      Ltd.                                    68,414  1,830,612       0.2%
*   Australian Agricultural Co., Ltd.         70,526     90,249       0.0%
    Australian Pharmaceutical Industries,
      Ltd.                                    51,881     68,625       0.0%
    Automotive Holdings Group, Ltd.           25,123     84,517       0.0%
*   AWE, Ltd.                                 41,590     46,794       0.0%
    Bank of Queensland, Ltd.                  36,063    370,329       0.1%
    Beach Energy, Ltd.                       142,906    124,651       0.0%
    Bega Cheese, Ltd.                          5,636     21,484       0.0%
    Bendigo & Adelaide Bank, Ltd.             36,223    344,809       0.1%
    BHP Billiton, Ltd.                       175,073  4,470,729       0.6%
    BHP Billiton, Ltd. Sponsored ADR          13,830    709,341       0.1%
*   Billabong International, Ltd.             67,855     33,198       0.0%
    Blackmores, Ltd.                           1,662     83,678       0.0%
    BlueScope Steel, Ltd.                     79,219    217,973       0.0%
    Boral, Ltd.                               78,704    392,056       0.1%
    Bradken, Ltd.                              8,854     15,924       0.0%
    Brambles, Ltd.                            39,727    338,619       0.1%
    Breville Group, Ltd.                      10,875     65,829       0.0%
    Brickworks, Ltd.                           3,402     39,335       0.0%
    BT Investment Management, Ltd.             2,387     17,969       0.0%
    Cabcharge Australia, Ltd.                 21,631     77,066       0.0%
    Caltex Australia, Ltd.                     5,357    149,406       0.0%
    Cardno, Ltd.                               5,080     13,800       0.0%
    carsales.com, Ltd.                        15,248    113,908       0.0%
    Cash Converters International, Ltd.       48,880     33,276       0.0%
    Challenger, Ltd.                          13,504     74,984       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
AUSTRALIA -- (Continued)
    CIMIC Group, Ltd.                          7,851 $  130,011       0.0%
    Coca-Cola Amatil, Ltd.                    24,574    198,945       0.0%
    Cochlear, Ltd.                             2,888    190,167       0.0%
    Commonwealth Bank of Australia            18,480  1,293,544       0.2%
    Computershare, Ltd.                       23,640    229,317       0.0%
    Credit Corp. Group, Ltd.                   1,181     10,710       0.0%
    Crown Resorts, Ltd.                        4,323     44,267       0.0%
    CSL, Ltd.                                  6,535    468,450       0.1%
    CSR, Ltd.                                 56,524    162,452       0.0%
    Decmil Group, Ltd.                         7,114      6,469       0.0%
    Dick Smith Holdings, Ltd.                 18,194     29,991       0.0%
    Domino's Pizza Enterprises, Ltd.           5,844    168,194       0.0%
    Downer EDI, Ltd.                          60,822    211,498       0.0%
*   Drillsearch Energy, Ltd.                  84,091     80,004       0.0%
    DuluxGroup, Ltd.                          33,219    165,685       0.0%
    Echo Entertainment Group, Ltd.            35,042    125,119       0.0%
    Evolution Mining, Ltd.                    56,320     44,940       0.0%
    Fairfax Media, Ltd.                      247,132    203,344       0.0%
    Flight Centre Travel Group, Ltd.           2,984    102,048       0.0%
    Fortescue Metals Group, Ltd.              89,148    150,599       0.0%
    G8 Education, Ltd.                        12,921     36,672       0.0%
    GrainCorp, Ltd. Class A                   20,361    158,724       0.0%
    Greencross, Ltd.                          12,962     67,847       0.0%
    GUD Holdings, Ltd.                         9,939     62,106       0.0%
    GWA Group, Ltd.                           42,224     83,062       0.0%
    Harvey Norman Holdings, Ltd.              54,502    189,014       0.0%
    Hills, Ltd.                               10,276      5,525       0.0%
    iiNET, Ltd.                               21,143    165,372       0.0%
    Iluka Resources, Ltd.                     37,214    237,141       0.0%
    Incitec Pivot, Ltd.                      168,482    529,121       0.1%
    Independence Group NL                      8,507     39,696       0.0%
    Infomedia, Ltd.                           47,235     46,472       0.0%
    Insurance Australia Group, Ltd.          150,800    691,120       0.1%
    Invocare, Ltd.                             8,837     93,388       0.0%
    IOOF Holdings, Ltd.                       10,158     80,592       0.0%
    Iress, Ltd.                                9,433     77,360       0.0%
    James Hardie Industries P.L.C.(B3LCV80)      209     12,070       0.0%
    James Hardie Industries P.L.C.(B60QWJ2)   20,799    238,889       0.0%
    JB Hi-Fi, Ltd.                             7,951    122,819       0.0%
    Lend Lease Group                          17,142    216,594       0.0%
    M2 Group, Ltd.                            11,689    101,154       0.0%
    Macquarie Atlas Roads Group               37,232     95,453       0.0%
    Macquarie Group, Ltd.                     23,258  1,425,076       0.2%
    Magellan Financial Group, Ltd.             7,223    113,361       0.0%
*   Mayne Pharma Group, Ltd.                  53,450     45,517       0.0%
    McMillan Shakespeare, Ltd.                 6,636     60,576       0.0%
*   Medibank Pvt, Ltd.                        15,119     26,397       0.0%
*   Mesoblast, Ltd.                           10,587     29,990       0.0%
    Metals X, Ltd.                            20,318     23,525       0.0%
    Metcash, Ltd.                             84,375     88,076       0.0%
    Mineral Resources, Ltd.                   24,218    123,121       0.0%
    MMA Offshore, Ltd.                        13,779      7,575       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Monadelphous Group, Ltd.                  15,401 $  120,025       0.0%
    Mount Gibson Iron, Ltd.                   44,627      7,119       0.0%
    Myer Holdings, Ltd.                       79,485     86,836       0.0%
    National Australia Bank, Ltd.             44,187  1,279,451       0.2%
    Navitas, Ltd.                             16,427     59,785       0.0%
    New Hope Corp., Ltd.                      31,164     53,655       0.0%
*   Newcrest Mining, Ltd.                     30,829    345,577       0.1%
    NIB Holdings, Ltd.                        29,815     85,963       0.0%
    Northern Star Resources, Ltd.             56,370    100,249       0.0%
    Nufarm, Ltd.                              19,239    110,266       0.0%
    Oil Search, Ltd.                          39,337    249,734       0.1%
    Orica, Ltd.                               43,726    692,955       0.1%
    Origin Energy, Ltd.                       39,161    391,441       0.1%
    Orora, Ltd.                               15,339     26,688       0.0%
    OZ Minerals, Ltd.                         42,533    156,580       0.0%
    OzForex Group, Ltd.                       17,707     31,625       0.0%
    Pacific Brands, Ltd.                      61,951     21,187       0.0%
*   Paladin Energy, Ltd.                     200,464     54,927       0.0%
    PanAust, Ltd.                             40,453     55,282       0.0%
    Peet, Ltd.                                43,260     39,013       0.0%
    Perpetual, Ltd.                            3,705    157,782       0.0%
    Platinum Asset Management, Ltd.           11,023     65,601       0.0%
    Premier Investments, Ltd.                 12,720    128,177       0.0%
    Primary Health Care, Ltd.                 66,012    258,370       0.1%
    Programmed Maintenance Services, Ltd.      6,171     13,631       0.0%
*   Qantas Airways, Ltd.                     102,496    273,966       0.1%
    QBE Insurance Group, Ltd.                 53,652    578,676       0.1%
    Qube Holdings, Ltd.                       52,306    114,911       0.0%
    Ramsay Health Care, Ltd.                   3,567    175,840       0.0%
    RCR Tomlinson, Ltd.                        7,722     11,424       0.0%
    REA Group, Ltd.                            2,725    101,358       0.0%
*   Regis Resources, Ltd.                     59,873     59,885       0.0%
    Reject Shop, Ltd. (The)                    1,714      8,797       0.0%
*   Resolute Mining, Ltd.                    120,741     32,570       0.0%
    Retail Food Group, Ltd.                    7,110     38,935       0.0%
    Rio Tinto, Ltd.                           20,321    916,015       0.1%
    SAI Global, Ltd.                          15,005     46,680       0.0%
    Sandfire Resources NL                     18,123     70,119       0.0%
    Santos, Ltd.                              32,505    211,684       0.0%
*   Saracen Mineral Holdings, Ltd.           106,557     38,579       0.0%
    Seek, Ltd.                                 9,818    125,579       0.0%
    Select Harvests, Ltd.                      9,147     64,837       0.0%
*   Senex Energy, Ltd.                        51,326     16,258       0.0%
    Seven Group Holdings, Ltd.                18,453    106,821       0.0%
    Seven West Media, Ltd.                    81,357     81,062       0.0%
    Sigma Pharmaceuticals, Ltd.              134,093     91,936       0.0%
    Sims Metal Management, Ltd.               26,805    228,458       0.0%
    Sirtex Medical, Ltd.                       3,827     63,951       0.0%
    Skilled Group, Ltd.                       12,188     12,406       0.0%
    Slater & Gordon, Ltd.                     36,736    183,953       0.0%
    SMS Management & Technology, Ltd.          5,322     13,741       0.0%
    Sonic Healthcare, Ltd.                     8,693    136,236       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
AUSTRALIA -- (Continued)
    Southern Cross Media Group, Ltd.         77,767 $    65,569       0.0%
    Spark Infrastructure Group              135,323     208,099       0.0%
    Steadfast Group, Ltd.                    32,157      38,182       0.0%
    STW Communications Group, Ltd.           23,694      12,034       0.0%
    Suncorp Group, Ltd.                      50,573     522,994       0.1%
*   Sundance Energy Australia, Ltd.          21,099       9,964       0.0%
    Super Retail Group, Ltd.                 20,811     162,002       0.0%
    Sydney Airport                           21,265      90,335       0.0%
    Tabcorp Holdings, Ltd.                   67,376     258,837       0.1%
    Tassal Group, Ltd.                       17,084      43,589       0.0%
    Tatts Group, Ltd.                       122,534     390,325       0.1%
    Technology One, Ltd.                     21,604      66,332       0.0%
    Telstra Corp., Ltd.                      46,031     226,275       0.0%
    Telstra Corp., Ltd. ADR                     939      23,118       0.0%
*   Ten Network Holdings, Ltd.              107,401      17,377       0.0%
    TFS Corp., Ltd.                          28,406      37,348       0.0%
    Toll Holdings, Ltd.                      43,131     305,269       0.1%
    Tox Free Solutions, Ltd.                 20,584      49,153       0.0%
    TPG Telecom, Ltd.                        16,820     118,005       0.0%
*   Transfield Services, Ltd.                64,716      73,426       0.0%
    Transpacific Industries Group, Ltd.      80,226      48,423       0.0%
    Transurban Group                         36,145     282,585       0.1%
    Treasury Wine Estates, Ltd.              70,719     310,157       0.1%
    UGL, Ltd.                                 5,653       7,767       0.0%
    Veda Group, Ltd.                         12,060      21,763       0.0%
    Village Roadshow, Ltd.                    3,270      14,509       0.0%
*   Virgin Australia Holdings, Ltd.
      (B43DQC7)                              88,827      35,790       0.0%
    Virtus Health, Ltd.                      12,659      76,293       0.0%
    Vocus Communications, Ltd.                3,003      13,751       0.0%
    Washington H Soul Pattinson & Co., Ltd.   3,710      43,490       0.0%
    Wesfarmers, Ltd.                         18,610     641,490       0.1%
    Western Areas, Ltd.                      32,349      93,899       0.0%
    Westpac Banking Corp.                    25,319     727,432       0.1%
    Westpac Banking Corp. Sponsored ADR       6,839     197,374       0.0%
*   Whitehaven Coal, Ltd.                    11,914      15,528       0.0%
    Woodside Petroleum, Ltd.                 52,797   1,455,993       0.2%
    Woolworths, Ltd.                         28,454     660,634       0.1%
    WorleyParsons, Ltd.                      19,469     178,719       0.0%
                                                    -----------       ---
TOTAL AUSTRALIA                                      39,333,057       4.7%
                                                    -----------       ---
AUSTRIA -- (0.3%)
    Andritz AG                                3,898     228,215       0.0%
    Atrium European Real Estate, Ltd.         3,229      15,848       0.0%
    Austria Technologie & Systemtechnik AG    4,932      78,302       0.0%
    BUWOG AG                                    776      15,690       0.0%
    CA Immobilien Anlagen AG                    940      17,059       0.0%
    Conwert Immobilien Invest SE              3,527      44,589       0.0%
    DO & CO AG                                  389      28,770       0.0%
    Erste Group Bank AG                       9,164     258,733       0.1%
    EVN AG                                    2,809      31,964       0.0%
*   IMMOFINANZ AG                             8,733      26,271       0.0%
    Lenzing AG                                1,011      68,884       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
AUSTRIA -- (Continued)
    Mayr Melnhof Karton AG                      784 $   90,950       0.0%
    Oesterreichische Post AG                  3,085    150,116       0.0%
    OMV AG                                   14,914    496,392       0.1%
    Porr AG                                     428     25,421       0.0%
    Raiffeisen Bank International AG          4,511     74,884       0.0%
    RHI AG                                    2,864     82,086       0.0%
    S IMMO AG                                 3,816     35,697       0.0%
    Schoeller-Bleckmann Oilfield Equipment
      AG                                        431     30,384       0.0%
    Semperit AG Holding                       1,666     76,184       0.0%
    Strabag SE                                2,626     61,248       0.0%
    UNIQA Insurance Group AG                  6,724     66,051       0.0%
    Verbund AG                                3,560     60,236       0.0%
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe                     3,624    144,217       0.0%
    Voestalpine AG                            6,969    291,778       0.1%
    Wienerberger AG                           7,538    122,504       0.0%
    Zumtobel Group AG                         1,405     38,431       0.0%
                                                    ----------       ---
TOTAL AUSTRIA                                        2,660,904       0.3%
                                                    ----------       ---
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV                 3,384    413,576       0.1%
    Ageas                                    21,828    820,126       0.1%
*   AGFA-Gevaert NV                          24,878     62,327       0.0%
    Anheuser-Busch InBev NV                  13,963  1,699,971       0.2%
    Anheuser-Busch InBev NV Sponsored ADR     3,085    370,323       0.1%
    Banque Nationale de Belgique                 13     48,530       0.0%
    Barco NV                                  1,709    115,525       0.0%
    Belgacom SA                              14,351    534,501       0.1%
    bpost SA                                  2,758     79,095       0.0%
    Cie d'Entreprises CFE                     1,130    122,265       0.0%
    Cie Maritime Belge SA                       565      7,895       0.0%
    Colruyt SA                               11,354    536,619       0.1%
    D'ieteren SA                              3,625    141,392       0.0%
    Delhaize Group SA                        11,130    895,969       0.1%
    Delhaize Group SA Sponsored ADR           6,398    128,088       0.0%
    Econocom Group SA                         7,920     69,265       0.0%
    Elia System Operator SA                   2,720    120,701       0.0%
*   Euronav NV                               15,033    206,868       0.0%
    EVS Broadcast Equipment SA                1,018     39,811       0.0%
    Exmar NV                                  2,035     21,447       0.0%
    Fagron                                    1,947     86,057       0.0%
*   Ion Beam Applications                       874     21,711       0.0%
*   KBC Groep NV                              8,587    564,967       0.1%
    Kinepolis Group NV                        1,476     57,216       0.0%
    Melexis NV                                1,563     96,492       0.0%
*   Mobistar SA                               5,494    104,487       0.0%
    NV Bekaert SA                             5,832    169,432       0.0%
*   Nyrstar NV                               41,928    164,885       0.0%
    Recticel SA                               1,837      8,743       0.0%
    Sipef SA                                    276     15,724       0.0%
    Solvay SA                                 5,627    828,548       0.1%
*   Telenet Group Holding NV                  3,109    186,836       0.0%
*   Tessenderlo Chemie NV                     5,683    187,051       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
BELGIUM -- (Continued)
    UCB SA                                     3,251 $  234,179       0.1%
    Umicore SA                                10,294    511,680       0.1%
    Van de Velde NV                              842     50,300       0.0%
*   Viohalco SA                                4,480     13,339       0.0%
                                                     ----------       ---
TOTAL BELGIUM                                         9,735,941       1.2%
                                                     ----------       ---
BRAZIL -- (1.0%)
    AES Tiete SA                               5,000     24,063       0.0%
    Aliansce Shopping Centers SA               4,700     26,550       0.0%
    Alupar Investimento SA                     6,600     40,503       0.0%
    AMBEV SA ADR                              79,200    501,336       0.1%
    Arezzo Industria e Comercio SA             4,900     39,959       0.0%
    Banco Bradesco SA                         33,319    332,200       0.1%
    Banco do Brasil SA                        19,500    172,286       0.0%
    BB Seguridade Participacoes SA             3,700     43,288       0.0%
    Bematech SA                                5,500     17,798       0.0%
    BM&FBovespa SA                           129,592    533,775       0.1%
    BR Malls Participacoes SA                 27,600    150,232       0.0%
    Brasil Brokers Participacoes SA           21,900     19,989       0.0%
    Braskem SA Sponsored ADR                   3,700     30,710       0.0%
    BRF SA ADR                                10,100    216,847       0.1%
    CCR SA                                    29,300    161,430       0.0%
    Centrais Eletricas Brasileiras SA         14,400     34,889       0.0%
    CETIP SA - Mercados Organizados           13,300    152,513       0.0%
    Cia Brasileira de Distribuicao ADR         1,600     53,664       0.0%
    Cia de Saneamento Basico do Estado de
      Sao Paulo                                9,100     53,761       0.0%
    Cia de Saneamento Basico do Estado de
      Sao Paulo ADR                            6,900     40,641       0.0%
    Cia de Saneamento de Minas Gerais-COPASA   5,100     30,722       0.0%
    Cia Energetica de Minas Gerais             4,900     23,647       0.0%
    Cia Energetica de Minas Gerais
      Sponsored ADR                            8,800     43,296       0.0%
    Cia Hering                                22,400    130,179       0.0%
    Cia Paranaense de Energia Sponsored ADR    2,400     26,256       0.0%
    Cia Siderurgica Nacional SA               43,600    116,780       0.0%
    Cia Siderurgica Nacional SA Sponsored
      ADR                                     28,200     75,858       0.0%
    Cielo SA                                   4,200     58,464       0.0%
    Contax Participacoes SA                    5,600     14,590       0.0%
    Cosan SA Industria e Comercio             15,300    149,803       0.0%
    CPFL Energia SA                           11,867     78,261       0.0%
    CPFL Energia SA ADR                        1,858     24,185       0.0%
    Cyrela Brazil Realty SA Empreendimentos
      e Participacoes                         44,500    173,247       0.0%
    Direcional Engenharia SA                  10,100     21,387       0.0%
    Duratex SA                                36,100    101,724       0.0%
    EcoRodovias Infraestrutura e Logistica
      SA                                      27,355     80,532       0.0%
    EDP - Energias do Brasil SA               25,500     96,907       0.0%
    Embraer SA                                 5,200     40,558       0.0%
    Embraer SA ADR                             6,200    193,316       0.1%
    Equatorial Energia SA                     13,600    144,533       0.0%
    Estacio Participacoes SA                  12,000     72,487       0.0%
    Even Construtora e Incorporadora SA       29,600     48,728       0.0%
    Ez Tec Empreendimentos e Participacoes
      SA                                       7,100     45,127       0.0%
*   Fibria Celulose SA                         5,695     79,860       0.0%
*   Fibria Celulose SA Sponsored ADR           9,400    131,694       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
BRAZIL -- (Continued)
    Fleury SA                                  5,400 $ 29,339       0.0%
    Gafisa SA                                 31,300   29,088       0.0%
    Gafisa SA ADR                             11,600   20,416       0.0%
    Gerdau SA Sponsored ADR                   32,200  108,192       0.0%
    Grendene SA                                7,500   44,807       0.0%
    Helbor Empreendimentos SA                 14,400   15,198       0.0%
*   Hypermarcas SA                            28,200  186,069       0.0%
    Iguatemi Empresa de Shopping Centers SA    5,000   44,807       0.0%
    Iochpe-Maxion SA                          16,300   59,510       0.0%
    Itau Unibanco Holding SA                  13,200  151,980       0.0%
    JBS SA                                    50,800  262,013       0.1%
    Klabin SA                                 19,500  119,604       0.0%
    Kroton Educacional SA                    107,327  391,841       0.1%
    Light SA                                  10,600   62,799       0.0%
    Linx SA                                    1,400   20,631       0.0%
    Localiza Rent a Car SA                    13,000  151,533       0.0%
    Lojas Americanas SA                       15,600   68,345       0.0%
    Lojas Renner SA                            7,700  268,469       0.1%
    LPS Brasil Consultoria de Imoveis SA       9,200   17,283       0.0%
    M Dias Branco SA                           1,100   31,595       0.0%
    Mahle-Metal Leve SA                        5,500   37,057       0.0%
*   Marfrig Global Foods SA                   37,200   52,350       0.0%
*   Minerva SA                                11,700   34,056       0.0%
    MRV Engenharia e Participacoes SA         50,300  137,730       0.0%
    Multiplan Empreendimentos Imobiliarios
      SA                                       2,100   36,941       0.0%
    Multiplus SA                               3,700   41,139       0.0%
    Natura Cosmeticos SA                       6,300   60,220       0.0%
    Odontoprev SA                             25,574   89,124       0.0%
*   Petroleo Brasileiro SA ADR                31,500  299,250       0.1%
    Porto Seguro SA                            7,600   95,071       0.0%
    QGEP Participacoes SA                     10,100   24,337       0.0%
*   Qualicorp SA                              18,700  153,922       0.0%
    Raia Drogasil SA                           5,500   62,431       0.0%
    Santos Brasil Participacoes SA             2,500    9,351       0.0%
    Sao Martinho SA                            6,000   76,331       0.0%
    SLC Agricola SA                           10,300   59,654       0.0%
    Smiles SA                                  3,300   55,749       0.0%
    Souza Cruz SA                              6,900   62,978       0.0%
    Sul America SA                            29,200  137,619       0.0%
    Tecnisa SA                                19,300   24,982       0.0%
    Telefonica Brasil SA ADR                   3,300   54,186       0.0%
    Tim Participacoes SA                       9,200   29,466       0.0%
    Tim Participacoes SA ADR                   2,300   36,156       0.0%
    Totvs SA                                  10,300  119,001       0.0%
    Tractebel Energia SA                       6,200   73,463       0.0%
    Transmissora Alianca de Energia
      Eletrica SA                              3,900   25,668       0.0%
    Ultrapar Participacoes SA                 12,900  296,881       0.1%
    Ultrapar Participacoes SA Sponsored ADR      600   13,704       0.0%
    Vale SA                                   16,821  126,453       0.0%
    Vale SA Sponsored ADR                     29,600  227,328       0.1%
    Valid Solucoes e Servicos de Seguranca
      em Meios de Pagamento e Identificacao
      S.A                                     10,400  161,715       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
BRAZIL -- (Continued)
    WEG SA                                     8,200 $   43,681       0.0%
                                                     ----------       ---
TOTAL BRAZIL                                          9,490,088       1.1%
                                                     ----------       ---
CANADA -- (6.0%)
    Absolute Software Corp.                    2,300     18,911       0.0%
*   Advantage Oil & Gas, Ltd.                 26,099    161,591       0.0%
    Aecon Group, Inc.                         11,000    119,528       0.0%
    AG Growth International, Inc.              1,700     73,678       0.0%
    AGF Management, Ltd. Class B              12,500     79,983       0.0%
    Agnico Eagle Mines, Ltd.(008474108)        3,756    113,807       0.0%
    Agnico Eagle Mines, Ltd.(2009823)          3,800    115,024       0.0%
    Agrium, Inc.(008916108)                    3,100    321,253       0.1%
    Agrium, Inc.(2213538)                      2,400    248,653       0.1%
    AGT Food & Ingredients, Inc.               1,100     24,334       0.0%
    Aimia, Inc.                                4,900     54,422       0.0%
*   Air Canada                                 1,700     16,232       0.0%
*   Alacer Gold Corp.                         29,799     67,428       0.0%
*   Alamos Gold, Inc.(011527108)               3,100     21,452       0.0%
    Alamos Gold, Inc.(2411707)                14,607    100,972       0.0%
    Algonquin Power & Utilities Corp.         16,200    131,990       0.0%
    Alimentation Couche Tard, Inc. Class B     5,900    225,828       0.0%
    AltaGas, Ltd.                              5,807    197,337       0.0%
    Altus Group, Ltd.                          1,600     26,762       0.0%
*   Amaya, Inc.                                  800     18,719       0.0%
    ARC Resources, Ltd.                       26,200    536,161       0.1%
*   Argonaut Gold, Inc.                        7,800     13,124       0.0%
    Atco, Ltd. Class I                         2,898    109,843       0.0%
*   Athabasca Oil Corp.                       24,700     45,244       0.0%
*   ATS Automation Tooling Systems, Inc.       7,800     86,049       0.0%
    AuRico Gold, Inc.                         43,197    150,733       0.0%
    AutoCanada, Inc.                           2,500     82,781       0.0%
*   Avigilon Corp.                             1,900     32,787       0.0%
*   B2Gold Corp.                             103,505    162,142       0.0%
    Badger Daylighting, Ltd.                   2,100     52,113       0.0%
*   Ballard Power Systems, Inc.                4,200      9,364       0.0%
    Bank of Montreal(063671101)                4,403    287,516       0.1%
    Bank of Montreal(2076009)                  7,500    489,971       0.1%
    Bank of Nova Scotia (The)(064149107)      21,196  1,169,383       0.2%
    Bank of Nova Scotia (The)(2076281)         7,000    386,001       0.1%
*   Bankers Petroleum, Ltd.                   26,400     78,555       0.0%
    Barrick Gold Corp.(2024644)               31,298    406,757       0.1%
    Barrick Gold Corp.(067901108)             17,900    233,058       0.1%
    Baytex Energy Corp.(07317Q105)             5,406    105,309       0.0%
    Baytex Energy Corp.(B4VGVM3)                 900     17,582       0.0%
    BCE, Inc.(05534B760)                       1,597     70,444       0.0%
    BCE, Inc.(B188TH2)                         1,600     70,538       0.0%
*   Bellatrix Exploration, Ltd.                6,000     18,848       0.0%
*   Birchcliff Energy, Ltd.                    8,900     64,325       0.0%
    Bird Construction, Inc.                    5,399     51,238       0.0%
    Black Diamond Group, Ltd.                  2,500     35,081       0.0%
*   BlackBerry, Ltd.(09228F103)                8,900     90,424       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                  6,000     60,920       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
CANADA -- (Continued)
*   BlackPearl Resources, Inc.               13,000 $   13,145       0.0%
    Bombardier, Inc. Class B                 96,164    194,480       0.0%
    Bonavista Energy Corp.                    8,700     59,923       0.0%
    Bonterra Energy Corp.                     4,079    130,400       0.0%
    Boralex, Inc. Class A                     4,800     55,102       0.0%
    Brookfield Asset
      Management, Inc. Class A                5,600    301,560       0.1%
*   BRP, Inc.                                 2,300     51,033       0.0%
    CAE, Inc.                                18,399    228,291       0.0%
    Calfrac Well Services, Ltd.               8,200     68,237       0.0%
    Cameco Corp.(13321L108)                  12,217    214,775       0.0%
    Cameco Corp.(2166160)                     4,800     84,423       0.0%
    Canaccord Genuity Group, Inc.            10,100     58,013       0.0%
    Canadian Energy Services & Technology
      Corp.                                  10,400     52,496       0.0%
    Canadian Imperial Bank of
      Commerce(136069101)                    13,023  1,045,486       0.1%
    Canadian Imperial Bank of
      Commerce(2170525)                       2,500    200,746       0.0%
    Canadian National Railway Co.(136375102)  6,197    399,830       0.1%
    Canadian National Railway Co.(2180632)    2,800    180,787       0.0%
    Canadian Natural Resources,
      Ltd.(2171573)                          13,300    441,937       0.1%
    Canadian Natural Resources,
      Ltd.(136385101)                        45,054  1,498,046       0.2%
    Canadian Oil Sands, Ltd.                 21,800    236,882       0.1%
    Canadian Pacific Railway,
      Ltd.(13645T100)                           898    171,141       0.0%
    Canadian Pacific Railway, Ltd.(2793115)   1,000    190,659       0.0%
    Canadian Tire Corp., Ltd. Class A         3,500    370,713       0.1%
    Canadian Utilities, Ltd. Class A          3,000     97,472       0.0%
    Canadian Western Bank                    10,317    268,251       0.1%
    Canam Group, Inc. Class A                 6,121     69,606       0.0%
    CanElson Drilling, Inc.                   7,300     27,833       0.0%
    Canexus Corp.                            10,300     17,074       0.0%
*   Canfor Corp.                              5,500    108,997       0.0%
    Canfor Pulp Products, Inc.                4,500     57,476       0.0%
    Canyon Services Group, Inc.               8,000     54,505       0.0%
    Capital Power Corp.                       6,000    123,581       0.0%
    Capstone Infrastructure Corp.            10,900     33,427       0.0%
*   Capstone Mining Corp.                    49,400     68,787       0.0%
    Cascades, Inc.                           13,653     79,213       0.0%
*   Catamaran Corp.(B8J4N87)                  1,000     59,378       0.0%
*   Catamaran Corp.(B3N9ZT8)                  2,300    136,505       0.0%
    CCL Industries, Inc. Class B              1,800    206,944       0.0%
*   Celestica, Inc.                          21,698    264,908       0.1%
    Cenovus Energy, Inc.(15135U109)          54,276  1,021,474       0.1%
    Cenovus Energy, Inc.(B57FG04)             4,300     81,010       0.0%
    Centerra Gold, Inc.                      26,200    135,506       0.0%
*   Cequence Energy, Ltd.                    13,500     11,301       0.0%
    Cervus Equipment Corp.                      700     10,786       0.0%
*   CGI Group, Inc. Class A(39945C109)        2,300     96,761       0.0%
*   CGI Group, Inc. Class A(2159740)          3,300    138,893       0.0%
*   China Gold International Resources
      Corp., Ltd.                            13,800     23,105       0.0%
    CI Financial Corp.                        5,500    161,649       0.0%
    Cineplex, Inc.                            1,600     64,053       0.0%
    Cogeco Cable, Inc.                        2,900    166,116       0.0%
    Cogeco, Inc.                              2,800    125,600       0.0%
    COM DEV International, Ltd.               5,400     22,110       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
CANADA -- (Continued)
    Computer Modelling Group, Ltd.             6,300 $ 69,501       0.0%
    Constellation Software, Inc.                 500  196,022       0.0%
*   Copper Mountain Mining Corp.              11,200   13,460       0.0%
    Corus Entertainment, Inc. Class B         13,900  213,713       0.0%
    Cott Corp.(2228952)                        9,931   86,593       0.0%
    Cott Corp.(22163N106)                      4,089   35,615       0.0%
    Crescent Point Energy Corp.(22576C101)    10,282  268,353       0.1%
    Crescent Point Energy Corp.(B67C8W8)      16,639  434,559       0.1%
*   Crew Energy, Inc.                          9,700   43,013       0.0%
*   DeeThree Exploration, Ltd.                14,200   86,624       0.0%
*   Delphi Energy Corp.                       11,600   16,056       0.0%
*   Denison Mines Corp.                       26,000   23,058       0.0%
*   Descartes Systems Group, Inc. (The)        1,600   24,043       0.0%
    DH Corp.                                   4,100  143,678       0.0%
    DHX Media, Ltd.                            1,300    8,889       0.0%
    DirectCash Payments, Inc.                  1,600   24,441       0.0%
    Dollarama, Inc.                            2,900  166,525       0.0%
*   Dominion Diamond Corp.(257287102)          7,793  153,600       0.0%
    Dominion Diamond Corp.(B95LX89)            2,800   55,188       0.0%
    Dorel Industries, Inc. Class B             3,793  111,605       0.0%
*   Dundee Precious Metals, Inc.               6,000   14,472       0.0%
    Eldorado Gold Corp.(284902103)             5,700   28,272       0.0%
    Eldorado Gold Corp.(2307873)              66,500  331,260       0.1%
    Emera, Inc.                                1,000   33,701       0.0%
    Empire Co., Ltd.                           2,275  164,369       0.0%
    Enbridge Income Fund Holdings, Inc.        7,529  242,563       0.1%
    Enbridge, Inc.(29250N105)                  5,699  298,229       0.1%
    Enbridge, Inc.(2466149)                    2,900  151,574       0.0%
    Encana Corp.(2793193)                     37,611  534,005       0.1%
    Encana Corp.(292505104)                   30,117  427,963       0.1%
*   Endeavour Mining Corp.                   104,006   54,309       0.0%
*   Endeavour Silver Corp.                     5,600   11,372       0.0%
    EnerCare, Inc.                            10,505  128,515       0.0%
    Enerflex, Ltd.                            13,909  186,529       0.0%
    Enerplus Corp.(292766102)                  6,500   81,965       0.0%
    Enerplus Corp.(B584T89)                    4,800   60,711       0.0%
    Enghouse Systems, Ltd.                     2,000   85,570       0.0%
    Ensign Energy Services, Inc.              17,927  142,941       0.0%
*   Epsilon Energy, Ltd.                       3,400   10,850       0.0%
    Equitable Group, Inc.                        977   49,478       0.0%
*   Essential Energy Services Trust            6,700    6,275       0.0%
    Evertz Technologies, Ltd.                    800   10,934       0.0%
    Exco Technologies, Ltd.                   11,900  151,401       0.0%
    Extendicare, Inc.                         10,400   67,925       0.0%
    Fairfax Financial Holdings, Ltd.           1,671  912,714       0.1%
    Fiera Capital Corp.                        2,000   22,743       0.0%
    Finning International, Inc.               22,490  460,798       0.1%
    First Capital Realty, Inc.                 5,200   86,200       0.0%
*   First Majestic Silver Corp.(32076V103)     3,500   17,045       0.0%
*   First Majestic Silver Corp.(2833583)      15,999   77,973       0.0%
    First Quantum Minerals, Ltd.              21,782  333,636       0.1%
    FirstService Corp.(33761N109)              1,778  116,308       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
CANADA -- (Continued)
    FirstService Corp.(2350231)                  300 $ 19,639       0.0%
    Fortis, Inc.                               6,000  195,292       0.0%
*   Fortuna Silver Mines, Inc.                14,100   53,408       0.0%
    Genworth MI Canada, Inc.                   4,400  128,189       0.0%
    George Weston, Ltd.                        3,100  256,068       0.1%
    Gibson Energy, Inc.                        7,892  181,977       0.0%
    Gildan Activewear, Inc.                    4,400  139,458       0.0%
    Gluskin Sheff + Associates, Inc.           3,800   89,512       0.0%
    GMP Capital, Inc.                          2,900   12,307       0.0%
    Goldcorp, Inc.(380956409)                 10,500  197,715       0.0%
    Goldcorp, Inc.(2676302)                    4,600   86,586       0.0%
*   Gran Tierra Energy, Inc.                  29,100  108,778       0.0%
*   Great Canadian Gaming Corp.                5,508  107,969       0.0%
    Great-West Lifeco, Inc.                    4,500  138,040       0.0%
    High Liner Foods, Inc.                     2,000   39,354       0.0%
    Home Capital Group, Inc.                   1,400   55,257       0.0%
    Horizon North Logistics, Inc.              5,800   16,104       0.0%
    HudBay Minerals, Inc.                     33,488  331,133       0.1%
    Hudson's Bay Co.                           4,000   87,426       0.0%
    Husky Energy, Inc.                        18,443  412,426       0.1%
*   IAMGOLD Corp.(450913108)                   6,100   13,664       0.0%
*   IAMGOLD Corp.(2446646)                    49,700  111,223       0.0%
    IGM Financial, Inc.                        2,400   90,768       0.0%
*   IMAX Corp.(45245E109)                      2,700  100,872       0.0%
*   IMAX Corp.(2014258)                        1,200   44,832       0.0%
*   Imperial Metals Corp.                      5,200   56,418       0.0%
    Imperial Oil, Ltd.(453038408)             10,792  476,251       0.1%
    Imperial Oil, Ltd.(2454241)                1,000   44,078       0.0%
    Industrial Alliance Insurance &
      Financial Services, Inc.                12,400  451,292       0.1%
    Innergex Renewable Energy, Inc.           17,100  159,024       0.0%
    Intact Financial Corp.                     2,400  184,859       0.0%
    Inter Pipeline, Ltd.                       3,400   89,051       0.0%
*   Interfor Corp.                             4,700   67,276       0.0%
    Intertape Polymer Group, Inc.              5,400   73,537       0.0%
*   Ithaca Energy, Inc.                       16,600   14,584       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A   5,800  112,875       0.0%
    Just Energy Group, Inc.                    4,900   26,317       0.0%
    Keyera Corp.                               3,600  126,724       0.0%
    Killam Properties, Inc.                    7,102   63,691       0.0%
*   Kinross Gold Corp.                       115,304  280,017       0.1%
*   Kirkland Lake Gold, Inc.                  10,608   51,787       0.0%
*   Lake Shore Gold Corp.                     65,107   64,217       0.0%
    Laurentian Bank of Canada                  5,000  200,124       0.0%
*   Legacy Oil + Gas, Inc.                    10,100   24,193       0.0%
    Leisureworld Senior Care Corp.             3,700   47,289       0.0%
    Leon's Furniture, Ltd.                     1,615   20,641       0.0%
    Lightstream Resources, Ltd.               16,000   17,903       0.0%
    Linamar Corp.                              4,800  285,096       0.1%
    Liquor Stores N.A., Ltd.                   6,568   77,847       0.0%
    Loblaw Cos., Ltd.                          4,100  208,415       0.0%
    Long Run Exploration, Ltd.                13,300   10,362       0.0%
    Lucara Diamond Corp.                      33,449   56,280       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
*   Lundin Mining Corp.                      65,893 $327,690       0.1%
    MacDonald Dettwiler & Associates, Ltd.    1,200   95,264       0.0%
    Magna International, Inc.                 8,400  423,307       0.1%
    Major Drilling Group International, Inc. 11,700   62,743       0.0%
    Mandalay Resources Corp.                 31,000   23,125       0.0%
    Manitoba Telecom Services, Inc.           4,200   90,405       0.0%
    Manulife Financial Corp.(56501R106)      32,882  598,781       0.1%
    Manulife Financial Corp.(2492519)        15,100  274,841       0.1%
    Maple Leaf Foods, Inc.                   11,900  228,334       0.0%
    Martinrea International, Inc.            15,158  151,392       0.0%
    Medical Facilities Corp.                  7,000   94,919       0.0%
*   MEG Energy Corp.                          5,100   98,365       0.0%
    Methanex Corp.(59151K108)                 3,799  228,738       0.0%
    Methanex Corp.(2654416)                   3,300  198,602       0.0%
    Metro, Inc.                              11,400  329,575       0.1%
*   Mitel Networks Corp.                      6,931   64,571       0.0%
    Morneau Shepell, Inc.                     3,200   47,237       0.0%
    MTY Food Group, Inc.                        400   11,037       0.0%
    Mullen Group, Ltd.                       14,700  254,889       0.1%
    National Bank of Canada                  15,000  606,092       0.1%
    Nevsun Resources, Ltd.                   33,699  132,953       0.0%
    New Flyer Industries, Inc.                4,707   55,868       0.0%
*   New Gold, Inc.                           49,723  166,911       0.0%
    Newalta Corp.                             5,098   69,424       0.0%
    Norbord, Inc.                             1,900   38,331       0.0%
    North West Co., Inc. (The)                4,500   92,350       0.0%
    Northland Power, Inc.                     7,600  108,661       0.0%
*   NuVista Energy, Ltd.                     20,900  154,866       0.0%
    OceanaGold Corp.                         37,100   70,725       0.0%
    Onex Corp.                                2,700  162,582       0.0%
    Open Text Corp.(683715106)                  799   40,413       0.0%
    Open Text Corp.(2260824)                  2,500  126,316       0.0%
    Osisko Gold Royalties, Ltd.               2,200   29,485       0.0%
    Pacific Rubiales Energy Corp.            26,430   89,378       0.0%
*   Painted Pony Petroleum, Ltd.             12,800   79,251       0.0%
    Pan American Silver Corp.(697900108)     15,252  145,199       0.0%
    Pan American Silver Corp.(2669272)        8,361   80,041       0.0%
*   Paramount Resources, Ltd. Class A         1,000   29,581       0.0%
*   Parex Resources, Inc.                    10,000   80,232       0.0%
    Parkland Fuel Corp.                       5,666  123,699       0.0%
    Pason Systems, Inc.                       5,600  100,814       0.0%
    Pembina Pipeline Corp.(B4PPQG5)           1,703   59,281       0.0%
    Pembina Pipeline Corp.(B4PT2P8)           2,200   76,567       0.0%
    Pengrowth Energy Corp.                   35,500  119,167       0.0%
    Penn West Petroleum, Ltd.(707887105)      4,500   11,115       0.0%
    Penn West Petroleum, Ltd.(B63FY34)       17,800   44,260       0.0%
*   Performance Sports Group, Ltd.              900   18,269       0.0%
    Peyto Exploration & Development Corp.     5,300  154,058       0.0%
    PHX Energy Services Corp.                 2,400   13,865       0.0%
    Potash Corp. of Saskatchewan,
      Inc.(73755L107)                         7,502  244,865       0.1%
    Potash Corp. of Saskatchewan,
      Inc.(2696980)                           2,000   65,313       0.0%
    Precision Drilling Corp.(74022D308)       7,600   55,252       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
CANADA -- (Continued)
    Precision Drilling Corp.(B5YPLH9)        15,821 $  115,133       0.0%
    Premium Brands Holdings Corp.             3,300     86,678       0.0%
*   Primero Mining Corp.                     21,400     78,931       0.0%
    Progressive Waste Solutions,
      Ltd.(74339G101)                         4,191    121,162       0.0%
    Progressive Waste Solutions,
      Ltd.(B3DJGB7)                           4,100    118,497       0.0%
    Quebecor, Inc. Class B                    4,600    126,505       0.0%
    Reitmans Canada, Ltd. Class A             4,500     26,071       0.0%
    Richelieu Hardware, Ltd.                  1,300     67,882       0.0%
    Ritchie Bros Auctioneers,
      Inc.(767744105)                           800     20,232       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)   1,600     40,487       0.0%
*   RMP Energy, Inc.                         10,100     27,123       0.0%
*   Rock Energy, Inc.                         3,100      8,736       0.0%
    Rogers Communications, Inc. Class
      B(775109200)                            4,111    146,804       0.0%
    Rogers Communications, Inc. Class
      B(2169051)                              1,000     35,723       0.0%
    Rogers Sugar, Inc.                        6,000     22,627       0.0%
    RONA, Inc.                               16,400    215,857       0.0%
    Royal Bank of Canada(780087102)          22,236  1,478,249       0.2%
    Royal Bank of Canada(2754383)             8,100    537,829       0.1%
    Russel Metals, Inc.                       8,080    184,839       0.0%
*   Sandstorm Gold, Ltd.                     10,357     36,827       0.0%
*   Sandvine Corp.                           12,771     44,564       0.0%
    Saputo, Inc.                              6,400    189,639       0.0%
    Savanna Energy Services Corp.             8,000     13,262       0.0%
    Secure Energy Services, Inc.              8,035    113,616       0.0%
*   SEMAFO, Inc.                             33,200    102,090       0.0%
    Shaw Communications, Inc. Class
      B(2801836)                              2,000     45,719       0.0%
    Shaw Communications, Inc. Class
      B(82028K200)                           14,100    322,185       0.1%
    ShawCor, Ltd.                             5,604    189,742       0.0%
    Sherritt International Corp.             16,900     35,019       0.0%
*   Sierra Wireless, Inc.(826516106)            600     21,084       0.0%
*   Sierra Wireless, Inc.(2418968)            1,300     45,675       0.0%
*   Silver Standard Resources, Inc.          11,200     60,897       0.0%
    Silver Wheaton Corp.(828336107)           5,475    108,077       0.0%
    Silver Wheaton Corp.(B058ZX6)             1,900     37,480       0.0%
    SNC-Lavalin Group, Inc.                   5,754    207,459       0.0%
    Sprott, Inc.                             14,800     32,507       0.0%
    Stantec, Inc.                             6,001    162,099       0.0%
    Stella-Jones, Inc.                        1,000     36,046       0.0%
    Student Transportation, Inc.              3,000     16,958       0.0%
    Sun Life Financial, Inc.(866796105)       3,814    122,162       0.0%
    Sun Life Financial, Inc.(2566124)         7,500    240,012       0.1%
    Suncor Energy, Inc.(867224107)           57,930  1,888,518       0.2%
    Suncor Energy, Inc.(B3NB1P2)             19,200    625,253       0.1%
*   SunOpta, Inc.(8676EP108)                    900      9,306       0.0%
*   SunOpta, Inc.(2817510)                    1,900     19,638       0.0%
    Superior Plus Corp.                       9,600    110,362       0.0%
    Surge Energy, Inc.                       18,549     67,493       0.0%
    Talisman Energy, Inc.(87425E103)         16,700    133,099       0.0%
    Talisman Energy, Inc.(2068299)           35,500    283,353       0.1%
*   Taseko Mines, Ltd.                       11,200      9,376       0.0%
    Teck Resources, Ltd. Class B(878742204)   9,977    151,451       0.0%
    Teck Resources, Ltd. Class B(2879327)    12,912    195,740       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
CANADA -- (Continued)
    TELUS Corp.                               3,501 $   121,091       0.0%
*   Teranga Gold Corp.                       65,000      36,635       0.0%
*   Thompson Creek Metals Co., Inc.          44,247      56,844       0.0%
    Thomson Reuters Corp.                     4,456     182,963       0.0%
    TMX Group, Ltd.                           3,380     150,636       0.0%
    TORC Oil & Gas, Ltd.                     11,800     102,694       0.0%
    Toromont Industries, Ltd.                 7,500     195,255       0.0%
    Toronto-Dominion Bank (The)(891160509)   27,435   1,266,400       0.2%
    Toronto-Dominion Bank (The)(2897222)     18,100     835,615       0.1%
    Torstar Corp. Class B                     2,900      17,306       0.0%
    Total Energy Services, Inc.               5,300      67,650       0.0%
*   Tourmaline Oil Corp.                      8,092     279,280       0.1%
    TransAlta Corp.(89346D107)                8,000      79,360       0.0%
    TransAlta Corp.(2901628)                 31,472     313,024       0.1%
    TransCanada Corp.(89353D107)                900      41,778       0.0%
    TransCanada Corp.(2665184)                6,100     283,133       0.1%
    Transcontinental, Inc. Class A           11,000     169,399       0.0%
    TransForce, Inc.                          6,700     151,326       0.0%
    TransGlobe Energy Corp.                  10,300      46,954       0.0%
    Trican Well Service, Ltd.                 7,500      31,703       0.0%
    Trilogy Energy Corp.                      1,900      14,504       0.0%
    Trinidad Drilling, Ltd.                  10,700      44,964       0.0%
*   Turquoise Hill Resources,
      Ltd.(900435108)                         7,000      29,120       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)  26,399     110,716       0.0%
    Twin Butte Energy, Ltd.                  21,500      14,969       0.0%
    Uni-Select, Inc.                          2,100      73,104       0.0%
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)                         2,288     496,336       0.1%
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)                           1,100     238,535       0.1%
    Valener, Inc.                             4,119      57,833       0.0%
    Veresen, Inc.                            16,320     245,375       0.1%
    Vermilion Energy, Inc.(923725105)         2,842     136,814       0.0%
    Vermilion Energy, Inc.(B607XS1)             700      33,697       0.0%
    Wajax Corp.                               1,600      33,857       0.0%
    West Fraser Timber Co., Ltd.              2,800     144,073       0.0%
    Western Energy Services Corp.             6,632      38,753       0.0%
    Western Forest Products, Inc.            39,900      60,520       0.0%
    Westjet Airlines, Ltd.                      700      15,822       0.0%
    Westshore Terminals Investment Corp.      5,100     134,887       0.0%
    Whistler Blackcomb Holdings, Inc.         2,603      39,352       0.0%
    Whitecap Resources, Inc.                 32,939     408,154       0.1%
    Wi-Lan, Inc.                             31,583      77,223       0.0%
    Winpak, Ltd.                              2,400      77,998       0.0%
    WSP Global, Inc.                          6,162     219,615       0.0%
    Yamana Gold, Inc.(98462Y100)              3,700      14,134       0.0%
    Yamana Gold, Inc.(2219279)               30,499     116,536       0.0%
*   Yellow Pages, Ltd.                        2,100      27,414       0.0%
    Zargon Oil & Gas, Ltd.                    2,100       6,092       0.0%
                                                    -----------       ---
TOTAL CANADA                                         54,344,417       6.5%
                                                    -----------       ---
CHILE -- (0.3%)
    AES Gener SA                             47,452      27,696       0.0%
    Aguas Andinas SA Class A                124,772      73,450       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHILE -- (Continued)
    Banco de Chile                           194,462 $   22,541       0.0%
    Banco de Chile ADR                           700     49,140       0.0%
    Banco de Credito e Inversiones               558     27,825       0.0%
    Banco Santander Chile                  1,259,715     67,347       0.0%
    Banco Santander Chile ADR                  3,900     85,059       0.0%
    Cencosud SA                               16,330     42,317       0.0%
    Cia Cervecerias Unidas SA                  4,214     45,358       0.0%
    Cia Cervecerias Unidas SA ADR              1,300     28,431       0.0%
    Colbun SA                                252,310     76,169       0.0%
    Corpbanca SA                           2,480,089     28,095       0.0%
    E.CL SA                                   50,308     81,838       0.0%
    Embotelladora Andina SA Class B ADR          709     13,407       0.0%
    Empresa Nacional de Electricidad SA
      Sponsored ADR                            1,950     89,934       0.0%
    Empresas CMPC SA                          62,576    177,799       0.0%
    Empresas COPEC SA                         15,943    183,580       0.1%
    Enersis SA Sponsored ADR                  22,009    391,100       0.1%
    ENTEL Chile SA                            22,017    248,193       0.1%
    Inversiones Aguas Metropolitanas SA       60,397     98,448       0.0%
    Inversiones La Construccion SA               681      8,718       0.0%
*   Latam Airlines Group SA Sponsored ADR      9,503     90,944       0.0%
    Parque Arauco SA                          50,908     95,715       0.0%
    Ripley Corp. SA                          151,422     80,458       0.0%
    SACI Falabella                             9,073     71,050       0.0%
    Sociedad Quimica y Minera de Chile SA
      Sponsored ADR                            1,500     32,760       0.0%
    Sonda SA                                  27,244     64,363       0.0%
    Vina Concha y Toro SA                     38,227     77,848       0.0%
                                                     ----------       ---
TOTAL CHILE                                           2,379,583       0.3%
                                                     ----------       ---
CHINA -- (6.0%)
    361 Degrees International, Ltd.           63,000     24,411       0.0%
    AAC Technologies Holdings, Inc.           30,500    161,196       0.0%
    Agile Property Holdings, Ltd.            220,000    184,009       0.0%
    Agricultural Bank of China, Ltd.
      Class H                              1,087,000    613,356       0.1%
    Air China, Ltd. Class H                   50,000     60,113       0.0%
    Ajisen China Holdings, Ltd.               54,000     33,628       0.0%
*   Alibaba Health Information
      Technology, Ltd.                        38,000     59,538       0.0%
*   Aluminum Corp. of China, Ltd. ADR          2,000     32,180       0.0%
*   Aluminum Corp. of China, Ltd. Class H    280,000    178,851       0.0%
    AMVIG Holdings, Ltd.                      54,000     29,615       0.0%
    Angang Steel Co., Ltd. Class H           130,000    108,032       0.0%
    Anhui Conch Cement Co., Ltd. Class H      49,000    198,434       0.0%
    Anhui Expressway Co., Ltd. Class H        38,000     32,770       0.0%
    Anta Sports Products, Ltd.                47,000    104,072       0.0%
    Anton Oilfield Services Group            126,000     30,563       0.0%
    Asia Cement China Holdings Corp.          45,000     26,082       0.0%
*   AVIC International Holdings, Ltd.         20,000     22,297       0.0%
    AviChina Industry & Technology Co.,
      Ltd. Class H                           192,000    219,253       0.0%
    Bank of China, Ltd. Class H            2,448,000  1,677,377       0.2%
    Bank of Chongqing Co., Ltd. Class H       83,000     88,938       0.0%
    Bank of Communications Co., Ltd.
      Class H                                283,000    290,456       0.1%
    Baoxin Auto Group, Ltd.                   19,000     14,994       0.0%
    BBMG Corp. Class H                        77,000     95,298       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHINA -- (Continued)
    Beijing Capital International Airport
      Co., Ltd. Class H                      176,000 $  186,840       0.0%
    Beijing Capital Land, Ltd. Class H       162,000    134,061       0.0%
    Beijing Enterprises Holdings, Ltd.        43,500    398,934       0.1%
    Beijing Enterprises Water Group, Ltd.    128,000    109,734       0.0%
    Beijing Jingneng Clean Energy Co.,
      Ltd. Class H                           124,000     61,294       0.0%
    Beijing North Star Co., Ltd. Class H      42,000     19,517       0.0%
    Belle International Holdings, Ltd.       242,000    310,600       0.1%
    Biostime International Holdings, Ltd.     14,500     66,458       0.0%
    Boer Power Holdings, Ltd.                 15,000     28,931       0.0%
    Bosideng International Holdings, Ltd.    352,000     60,981       0.0%
    Brilliance China Automotive Holdings,
      Ltd.                                    58,000    108,850       0.0%
    Byd Co., Ltd. Class H                     11,000     66,385       0.0%
    BYD Electronic International Co., Ltd.    63,500     95,159       0.0%
    C C Land Holdings, Ltd.                   59,000     14,913       0.0%
    Chaowei Power Holdings, Ltd.              44,000     31,587       0.0%
    China Aerospace International
      Holdings, Ltd.                         294,000     58,945       0.0%
    China Agri-Industries Holdings, Ltd.     352,000    200,102       0.0%
    China All Access Holdings, Ltd.           54,000     18,943       0.0%
    China Animal Healthcare, Ltd.             42,000     28,179       0.0%
    China BlueChemical, Ltd.                 218,000     97,372       0.0%
    China CITIC Bank Corp., Ltd. Class H     251,000    227,297       0.0%
    China Coal Energy Co., Ltd. Class H      191,000    124,814       0.0%
    China Communications Construction
      Co., Ltd. Class H                      135,000    245,545       0.1%
    China Communications Services Corp.,
      Ltd. Class H                           334,000    189,084       0.0%
    China Construction Bank Corp. Class H  3,704,000  3,595,600       0.5%
*   China COSCO Holdings Co., Ltd. Class H    95,000     86,855       0.0%
    China Datang Corp. Renewable Power
      Co., Ltd. Class H                      187,000     31,037       0.0%
    China Dongxiang Group Co., Ltd.          106,000     25,912       0.0%
*   China Dynamics Holdings, Ltd.            120,000     10,960       0.0%
*   China Eastern Airlines Corp., Ltd.
      Class H                                 42,000     32,432       0.0%
    China Electronics Corp. Holdings Co.,
      Ltd.                                    56,000     28,976       0.0%
    China Everbright Bank Co.,
      Ltd. Class H                           163,000    110,021       0.0%
    China Everbright International, Ltd.     145,000    270,389       0.1%
    China Everbright, Ltd.                    36,000    118,548       0.0%
    China Fiber Optic Network System
      Group, Ltd.                            120,000     43,701       0.0%
*   China Foods, Ltd.                         98,000     73,257       0.0%
    China Galaxy Securities Co., Ltd.
      Class H                                 59,000     96,798       0.0%
    China Gas Holdings, Ltd.                  72,000    126,843       0.0%
*   China High Speed Transmission
      Equipment Group Co., Ltd.              152,000    136,895       0.0%
    China Hongqiao Group, Ltd.               156,000    145,036       0.0%
*   China Huarong Energy Co., Ltd.           120,000     16,257       0.0%
*   China Huiyuan Juice Group, Ltd.           79,500     30,997       0.0%
    China International Marine Containers
      Group Co., Ltd. Class H                 13,700     37,004       0.0%
    China Lesso Group Holdings, Ltd.         145,000    106,353       0.0%
    China Life Insurance Co., Ltd. ADR         2,600    188,942       0.0%
    China Life Insurance Co., Ltd. Class H    45,000    218,687       0.0%
    China Lilang, Ltd.                        54,000     56,233       0.0%
    China Longyuan Power Group Corp.,
      Ltd. Class H                           122,000    150,881       0.0%
    China Machinery Engineering Corp.
      Class H                                 33,000     43,808       0.0%
    China Medical System Holdings, Ltd.       41,000     72,038       0.0%
    China Mengniu Dairy Co., Ltd.             31,000    157,444       0.0%
    China Merchants Bank Co., Ltd. Class H   116,500    351,928       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
CHINA -- (Continued)
    China Merchants Holdings
      International Co., Ltd.               98,000 $  445,855       0.1%
    China Merchants Land, Ltd.             116,000     37,135       0.0%
    China Minsheng Banking Corp., Ltd.
      Class H                              178,000    260,823       0.1%
    China Mobile, Ltd.(2111375)             15,300  1,092,879       0.2%
    China Mobile, Ltd.(6073556)             33,000    470,497       0.1%
*   China Modern Dairy Holdings, Ltd.      277,000    112,337       0.0%
    China Molybdenum Co., Ltd. Class H      33,000     33,050       0.0%
    China National Building Material Co.,
      Ltd. Class H                         468,000    565,250       0.1%
    China National Materials Co., Ltd.     153,000     56,198       0.0%
    China Oil & Gas Group, Ltd.            680,000     95,452       0.0%
    China Oilfield Services, Ltd. Class H   88,000    180,682       0.0%
    China Overseas Grand Oceans Group,
      Ltd.                                 167,000     99,422       0.0%
    China Overseas Land & Investment, Ltd. 182,000    756,931       0.1%
    China Pacific Insurance Group Co.,
      Ltd. Class H                          38,400    208,138       0.0%
    China Petroleum & Chemical Corp. ADR     2,000    188,940       0.0%
    China Petroleum & Chemical Corp.
      Class H                              324,000    307,465       0.1%
    China Power International
      Development, Ltd.                    245,000    156,367       0.0%
*   China Power New Energy Development
      Co., Ltd.                            440,000     43,516       0.0%
*   China Precious Metal Resources
      Holdings Co., Ltd.                   466,000     39,730       0.0%
    China Railway Construction Corp.,
      Ltd. Class H                          69,500    139,309       0.0%
    China Railway Group, Ltd. Class H      119,000    167,917       0.0%
*   China Rare Earth Holdings, Ltd.        166,000     37,604       0.0%
    China Resources Cement Holdings, Ltd.  244,000    154,760       0.0%
    China Resources Enterprise, Ltd.       124,000    379,856       0.1%
    China Resources Gas Group, Ltd.         66,000    230,481       0.1%
    China Resources Land, Ltd.             102,000    370,732       0.1%
    China Resources Power Holdings Co.,
      Ltd.                                  44,000    133,299       0.0%
    China Sanjiang Fine Chemicals Co.,
      Ltd.                                  55,000     23,759       0.0%
*   China SCE Property Holdings, Ltd.       78,000     16,293       0.0%
    China Shanshui Cement Group, Ltd.      198,000    160,688       0.0%
    China Shenhua Energy Co., Ltd. Class H  91,500    237,041       0.1%
    China Shineway Pharmaceutical Group,
      Ltd.                                  33,000     56,108       0.0%
*   China Shipping Container Lines Co.,
      Ltd. Class H                         253,000    142,679       0.0%
*   China Shipping Development Co., Ltd.
      Class H                              154,000    128,833       0.0%
    China Singyes Solar Technologies
      Holdings, Ltd.                        42,000     68,780       0.0%
    China South City Holdings, Ltd.        298,000    131,335       0.0%
    China Southern Airlines Co., Ltd.
      Class H                               54,000     53,556       0.0%
    China Southern Airlines Co., Ltd.
      Sponsored ADR                          2,392    117,304       0.0%
    China State Construction
      International Holdings, Ltd.          30,000     58,283       0.0%
    China Suntien Green Energy Corp.,
      Ltd. Class H                         188,000     50,521       0.0%
*   China Taiping Insurance Holdings Co.,
      Ltd.                                  37,000    137,934       0.0%
    China Telecom Corp., Ltd. ADR            1,100     81,598       0.0%
    China Telecom Corp., Ltd. Class H       66,000     48,978       0.0%
*   China Traditional Chinese Medicine
      Co., Ltd.                             36,000     28,032       0.0%
    China Travel International Investment
      Hong Kong, Ltd.                      376,000    167,015       0.0%
    China Unicom Hong Kong, Ltd.(2603496)   24,991    469,581       0.1%
    China Unicom Hong Kong, Ltd.(6263830)  440,000    826,377       0.1%
*   China Vanke Co., Ltd. Class H           44,000    115,954       0.0%
    China Water Affairs Group, Ltd.         84,000     53,132       0.0%
*   China Yurun Food Group, Ltd.           162,000     55,862       0.0%
    China ZhengTong Auto Services
      Holdings, Ltd.                       138,500     94,482       0.0%
    China Zhongwang Holdings, Ltd.         242,400    147,145       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHINA -- (Continued)
*   Chinasoft International, Ltd.            122,000 $   69,732       0.0%
    Chongqing Machinery & Electric Co.,
      Ltd. Class H                           106,000     23,401       0.0%
    Chongqing Rural Commercial Bank Co.,
      Ltd. Class H                           323,000    290,195       0.1%
    CIMC Enric Holdings, Ltd.                 60,000     66,100       0.0%
*   CITIC Resources Holdings, Ltd.           104,000     18,623       0.0%
    CITIC Securities Co., Ltd. Class H        16,500     73,199       0.0%
    CITIC, Ltd.                              245,000    490,120       0.1%
    Citychamp Watch & Jewellery Group,
      Ltd.                                   226,000     28,235       0.0%
    CNOOC, Ltd.                              259,000    440,305       0.1%
    CNOOC, Ltd. ADR                            8,035  1,375,994       0.2%
    Comba Telecom Systems Holdings, Ltd.     150,000     53,018       0.0%
*   Concord New Energy Group, Ltd.           700,000     56,577       0.0%
    Coolpad Group, Ltd.                      256,000     95,608       0.0%
    COSCO Pacific, Ltd.                      238,000    375,063       0.1%
    Country Garden Holdings Co., Ltd.        846,000    455,655       0.1%
    CP Pokphand Co., Ltd.                    676,000     99,206       0.0%
    CPMC Holdings, Ltd.                       46,000     35,604       0.0%
    CSPC Pharmaceutical Group, Ltd.           74,000     76,644       0.0%
    CSR Corp., Ltd.                           46,000     88,796       0.0%
    CT Environmental Group, Ltd.              54,000     75,654       0.0%
    Dah Chong Hong Holdings, Ltd.            136,000     84,888       0.0%
    Dalian Port PDA Co., Ltd. Class H         50,000     27,223       0.0%
    Daphne International Holdings, Ltd.      134,000     37,830       0.0%
    Datang International Power Generation
      Co., Ltd. Class H                       72,000     42,302       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.    36,000     30,391       0.0%
    Digital China Holdings, Ltd.             124,000    191,309       0.0%
    Dongfang Electric Corp., Ltd. Class H      9,600     21,790       0.0%
    Dongfeng Motor Group Co., Ltd. Class H    90,000    149,522       0.0%
    Dongyue Group, Ltd.                      205,000     87,090       0.0%
    ENN Energy Holdings, Ltd.                 36,000    259,106       0.1%
    EVA Precision Industrial Holdings,
      Ltd.                                   154,000     49,782       0.0%
    Evergrande Real Estate Group, Ltd.       973,000    922,562       0.1%
    Fantasia Holdings Group Co., Ltd.        159,000     25,776       0.0%
    Fosun International, Ltd.                 51,500    128,362       0.0%
    Franshion Properties China, Ltd.         646,000    260,166       0.1%
    Fufeng Group, Ltd.                       181,000    141,665       0.0%
    Fuguiniao Co., Ltd. Class H               15,200     31,330       0.0%
*   GCL-Poly Energy Holdings, Ltd.         1,369,000    412,268       0.1%
    Geely Automobile Holdings, Ltd.          555,000    312,933       0.1%
*   Glorious Property Holdings, Ltd.         306,000     46,982       0.0%
    Golden Eagle Retail Group, Ltd.           67,000    100,338       0.0%
*   Goldin Properties Holdings, Ltd.         120,000    291,101       0.1%
    GOME Electrical Appliances Holding,
      Ltd.                                 1,481,000    379,389       0.1%
    Goodbaby International Holdings, Ltd.     81,000     37,095       0.0%
    Great Wall Motor Co., Ltd. Class H        26,500    201,071       0.0%
    Greatview Aseptic Packaging Co., Ltd.     99,000     59,782       0.0%
    Greenland Hong Kong Holdings, Ltd.        58,000     59,378       0.0%
    Greentown China Holdings, Ltd.           122,000    151,197       0.0%
    Guangdong Investment, Ltd.               132,000    195,814       0.0%
    Guangshen Railway Co., Ltd. Class H      134,000     89,256       0.0%
    Guangshen Railway Co., Ltd. Sponsored
      ADR                                        600     19,806       0.0%
    Guangzhou Automobile Group Co., Ltd.
      Class H                                194,000    209,117       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHINA -- (Continued)
    Guangzhou Baiyunshan Pharmaceutical
      Holdings Co., Ltd. Class H               4,000 $   15,349       0.0%
    Guangzhou R&F Properties Co., Ltd.       158,000    201,521       0.0%
    Haier Electronics Group Co., Ltd.         51,000    145,723       0.0%
    Haitian International Holdings, Ltd.      38,000     94,707       0.0%
    Haitong Securities Co., Ltd. Class H      17,200     56,177       0.0%
    Hanergy Thin Film Power Group, Ltd.      190,000    176,578       0.0%
    Harbin Electric Co., Ltd. Class H         82,000     67,261       0.0%
    Hengan International Group Co., Ltd.      18,000    222,065       0.0%
    Hengdeli Holdings, Ltd.                  376,000     84,343       0.0%
    Hilong Holding, Ltd.                      64,000     24,109       0.0%
*   Hisense Kelon Electrical Holdings
      Co., Ltd. Class H                       16,000     15,500       0.0%
    Honghua Group, Ltd.                       96,000     13,212       0.0%
    Hopewell Highway Infrastructure, Ltd.     81,500     40,435       0.0%
*   Hopson Development Holdings, Ltd.        120,000    140,676       0.0%
    HOSA International, Ltd.                  48,000     24,667       0.0%
    Hua Han Bio-Pharmaceutical Holdings,
      Ltd.                                   412,000    112,976       0.0%
    Huabao International Holdings, Ltd.      279,000    313,385       0.1%
    Huadian Fuxin Energy Corp., Ltd.
      Class H                                202,000    108,648       0.0%
    Huadian Power International Corp.,
      Ltd. Class H                            80,000     88,779       0.0%
    Huaneng Power International, Inc.
      Class H                                 32,000     45,465       0.0%
    Huaneng Power International, Inc.
      Sponsored ADR                              900     51,228       0.0%
    Huaneng Renewables Corp., Ltd. Class H   460,000    200,836       0.0%
    Huishang Bank Corp., Ltd. Class H         52,000     27,873       0.0%
    Industrial & Commercial Bank of
      China, Ltd. Class H                  3,369,000  2,931,147       0.4%
    Intime Retail Group Co., Ltd.            212,000    237,318       0.1%
    Jiangsu Expressway Co., Ltd. Class H      70,000     95,752       0.0%
    Jiangxi Copper Co., Ltd. Class H         119,000    245,579       0.1%
    Jintian Pharmaceutical Group, Ltd.       175,000     93,130       0.0%
    Ju Teng International Holdings, Ltd.     170,000    106,179       0.0%
    Kaisa Group Holdings, Ltd.                80,000     16,102       0.0%
    Kingboard Chemical Holdings, Ltd.        105,500    192,010       0.0%
    Kingboard Laminates Holdings, Ltd.       189,500     97,160       0.0%
*   Kingdee International Software Group
      Co., Ltd.                              132,000     78,148       0.0%
    Kunlun Energy Co., Ltd.                  460,000    544,906       0.1%
    KWG Property Holding, Ltd.               203,000    205,892       0.0%
    Lee & Man Paper Manufacturing, Ltd.      325,000    184,542       0.0%
    Lenovo Group, Ltd.                       170,000    292,327       0.1%
*   Li Ning Co., Ltd.                         44,500     24,614       0.0%
*   Lianhua Supermarket Holdings Co.,
      Ltd. Class H                            66,000     50,700       0.0%
*   Lifetech Scientific Corp.                228,000     42,312       0.0%
    Lijun International Pharmaceutical
      Holding Co., Ltd.                      158,000     69,897       0.0%
    Livzon Pharmaceutical Group, Inc.
      Class H                                  5,500     39,759       0.0%
    Longfor Properties Co., Ltd.             141,000    242,551       0.1%
    Lonking Holdings, Ltd.                   293,000     72,669       0.0%
*   Maanshan Iron & Steel Co.,
      Ltd. Class H                           356,000    137,875       0.0%
    Maoye International Holdings, Ltd.       116,000     25,701       0.0%
    Metallurgical Corp. of China, Ltd.
      Class H                                103,000     61,048       0.0%
*   Mingfa Group International Co., Ltd.      83,000     29,484       0.0%
    Minth Group, Ltd.                         66,000    164,894       0.0%
    MMG, Ltd.                                332,000    142,566       0.0%
    NetDragon Websoft, Inc.                   32,000     97,893       0.0%
    New China Life Insurance Co., Ltd.
      Class H                                 13,200     81,768       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
CHINA -- (Continued)
    New World China Land, Ltd.                 236,000 $159,148       0.0%
    Nine Dragons Paper Holdings, Ltd.          248,000  202,471       0.0%
    NVC Lighting Holdings, Ltd.                 60,000    5,167       0.0%
    Overseas Chinese Town Asia Holdings,
      Ltd.                                      46,000   30,017       0.0%
    Pacific Online, Ltd.                        52,000   27,853       0.0%
    Parkson Retail Group, Ltd.                 145,000   36,924       0.0%
    PetroChina Co., Ltd. ADR                     1,900  244,948       0.1%
    PetroChina Co., Ltd. Class H               408,000  526,223       0.1%
    Phoenix Satellite Television Holdings,
      Ltd.                                     210,000   82,966       0.0%
    PICC Property & Casualty Co., Ltd.
      Class H                                   66,000  146,395       0.0%
    Ping An Insurance Group Co. of China,
      Ltd. Class H                              38,500  552,575       0.1%
    Poly Property Group Co., Ltd.              319,000  204,386       0.0%
    Real Nutriceutical Group, Ltd.             101,000   31,845       0.0%
*   Renhe Commercial Holdings Co., Ltd.      1,494,000   84,069       0.0%
    REXLot Holdings, Ltd.                    1,750,000  130,335       0.0%
    Road King Infrastructure, Ltd.              41,000   41,297       0.0%
*   Sany Heavy Equipment International
      Holdings Co., Ltd.                       122,000   34,360       0.0%
*   Semiconductor Manufacturing
      International Corp.                    2,784,000  306,815       0.1%
*   Semiconductor Manufacturing
      International Corp. ADR                   10,477   57,309       0.0%
    Shandong Chenming Paper Holdings, Ltd.
      Class H                                   26,000   19,679       0.0%
    Shandong Weigao Group Medical Polymer
      Co., Ltd. Class H                         24,000   22,273       0.0%
    Shanghai Electric Group Co., Ltd. Class
      H                                         72,000   73,419       0.0%
    Shanghai Fosun Pharmaceutical Group
      Co., Ltd. Class H                         13,000   49,309       0.0%
    Shanghai Industrial Holdings, Ltd.          66,000  263,141       0.1%
*   Shanghai Industrial Urban Development
      Group, Ltd.                              208,000   59,661       0.0%
    Shanghai Jin Jiang International Hotels
      Group Co., Ltd. Class H                  144,000   73,235       0.0%
    Shanghai Pharmaceuticals Holding Co.,
      Ltd. Class H                              44,800  139,159       0.0%
    Shenguan Holdings Group, Ltd.              248,000   77,518       0.0%
    Shenzhen Expressway Co., Ltd. Class H       64,000   61,549       0.0%
    Shenzhen International Holdings, Ltd.      128,000  240,593       0.1%
    Shenzhen Investment, Ltd.                  342,000  188,254       0.0%
    Shenzhou International Group Holdings,
      Ltd.                                      20,000   93,678       0.0%
    Shimao Property Holdings, Ltd.             231,000  542,660       0.1%
*   Shougang Concord International
      Enterprises Co., Ltd.                    292,000   20,617       0.0%
    Shougang Fushan Resources Group, Ltd.      412,000  105,755       0.0%
    Shui On Land, Ltd.                         498,000  161,588       0.0%
*   Shunfeng International Clean Energy,
      Ltd.                                      76,000   53,588       0.0%
    Sichuan Expressway Co., Ltd. Class H       100,000   54,699       0.0%
    Sihuan Pharmaceutical Holdings Group,
      Ltd.                                     115,000   65,434       0.0%
    Sino Biopharmaceutical, Ltd.               104,000  118,601       0.0%
*   Sino Oil And Gas Holdings, Ltd.          2,410,000   69,526       0.0%
    Sino-Ocean Land Holdings, Ltd.             408,500  340,878       0.1%
*   Sinofert Holdings, Ltd.                    248,000   67,857       0.0%
    SinoMedia Holding, Ltd.                     54,000   31,550       0.0%
    Sinopec Kantons Holdings, Ltd.              28,000   25,342       0.0%
    Sinopec Shanghai Petrochemical Co.,
      Ltd. Class H                              36,000   21,749       0.0%
    Sinopharm Group Co., Ltd. Class H           36,000  171,919       0.0%
*   Sinotrans Shipping, Ltd.                    63,500   17,719       0.0%
    Sinotrans, Ltd. Class H                    197,000  150,767       0.0%
    Sinotruk Hong Kong, Ltd.                    81,000   57,877       0.0%
    SITC International Holdings Co., Ltd.       27,000   19,976       0.0%
    Skyworth Digital Holdings, Ltd.            220,000  195,419       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CHINA -- (Continued)
    SOHO China, Ltd.                         233,000 $  177,058       0.0%
*   Sound Global, Ltd.                        27,000     25,650       0.0%
    Springland International Holdings, Ltd.  179,000     68,530       0.0%
    SPT Energy Group, Inc.                   132,000     29,653       0.0%
    Sun Art Retail Group, Ltd.               229,500    235,776       0.1%
    Sunac China Holdings, Ltd.               262,000    345,864       0.1%
    Sunny Optical Technology Group Co., Ltd.  42,000     93,032       0.0%
    TCC International Holdings, Ltd.         160,000     67,100       0.0%
    TCL Communication Technology Holdings,
      Ltd.                                    81,000     86,417       0.0%
    TCL Multimedia Technology Holdings, Ltd.  26,000     21,368       0.0%
*   Technovator International, Ltd.           38,000     36,921       0.0%
    Tencent Holdings, Ltd.                    75,900  1,566,490       0.2%
    Texhong Textile Group, Ltd.               46,500     55,677       0.0%
    Tiangong International Co., Ltd.         184,000     36,390       0.0%
    Tianjin Port Development Holdings, Ltd.  224,000     72,047       0.0%
    Tianneng Power International, Ltd.        90,000     43,987       0.0%
    Tibet 5100 Water Resources Holdings,
      Ltd.                                    77,000     29,570       0.0%
    Tingyi Cayman Islands Holding Corp.       58,000    122,632       0.0%
    Tong Ren Tang Technologies Co., Ltd.
      Class H                                 70,000    122,429       0.0%
    Tongda Group Holdings, Ltd.              170,000     30,587       0.0%
    Towngas China Co., Ltd.                   87,000     93,075       0.0%
    Travelsky Technology, Ltd. Class H        30,000     58,402       0.0%
    Truly International Holdings, Ltd.       174,000     82,123       0.0%
    Tsingtao Brewery Co., Ltd. Class H        10,000     63,854       0.0%
    Uni-President China Holdings, Ltd.       125,000    100,916       0.0%
*   United Energy Group, Ltd.                 76,000     11,731       0.0%
*   V1 Group, Ltd.                           566,000     59,530       0.0%
    Want Want China Holdings, Ltd.           136,000    149,356       0.0%
    Wasion Group Holdings, Ltd.               34,000     53,527       0.0%
    Weichai Power Co., Ltd. Class H           48,000    189,566       0.0%
    Weiqiao Textile Co. Class H               20,000     14,901       0.0%
    Welling Holding, Ltd.                    140,000     36,423       0.0%
    West China Cement, Ltd.                  290,000     49,183       0.0%
    Wisdom Holdings Group                     48,000     41,742       0.0%
    Wuzhou International Holdings, Ltd.      306,000     53,702       0.0%
    Xiamen International Port Co., Ltd.
      Class H                                114,000     62,875       0.0%
    Xingda International Holdings, Ltd.       79,000     25,659       0.0%
    Xinjiang Goldwind Science & Technology
      Co., Ltd. Class H                       15,600     36,404       0.0%
    XTEP International Holdings, Ltd.         68,500     24,829       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H    168,000    168,208       0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored
      ADR                                      1,800     17,910       0.0%
    Yingde Gases Group Co., Ltd.             197,500    172,296       0.0%
    Yip's Chemical Holdings, Ltd.             38,000     23,089       0.0%
    Yuexiu Property Co., Ltd.                986,000    241,098       0.1%
    Yuexiu Transport Infrastructure, Ltd.     60,000     43,954       0.0%
    Yuzhou Properties Co., Ltd.               88,000     25,540       0.0%
*   Zall Development Group, Ltd.              51,000     18,559       0.0%
    Zhaojin Mining Industry Co., Ltd.        134,000     96,325       0.0%
    Zhejiang Expressway Co., Ltd. Class H     70,000    111,714       0.0%
    Zhongsheng Group Holdings, Ltd.          127,500    116,363       0.0%
    Zhuzhou CSR Times Electric Co., Ltd.
      Class H                                 11,000     93,111       0.0%
    Zijin Mining Group Co., Ltd. Class H     140,000     51,876       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
CHINA -- (Continued)
    Zoomlion Heavy Industry Science and
      Technology Co., Ltd.                  170,200 $   117,904       0.0%
    ZTE Corp. Class H                        14,800      49,707       0.0%
                                                    -----------       ---
TOTAL CHINA                                          54,372,223       6.5%
                                                    -----------       ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                        6,423      68,922       0.0%
    Bancolombia SA                            4,555      48,189       0.0%
    Bancolombia SA Sponsored ADR              3,600     162,972       0.1%
    Cementos Argos SA                         6,447      27,390       0.0%
    Corp. Financiera Colombiana SA            1,592      25,598       0.0%
    Ecopetrol SA Sponsored ADR                3,500      59,920       0.0%
    Grupo Argos SA                           11,908      93,484       0.0%
    Grupo de Inversiones Suramericana SA      6,333     104,061       0.0%
    Grupo Nutresa SA                          4,141      43,044       0.0%
    Interconexion Electrica SA ESP           11,834      39,745       0.0%
    Isagen SA ESP                            41,356      55,298       0.0%
                                                    -----------       ---
TOTAL COLOMBIA                                          728,623       0.1%
                                                    -----------       ---
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                  7,027     182,563       0.0%
    Komercni Banka A.S.                         546     121,673       0.0%
    O2 Czech Republic A.S.                    3,921      32,189       0.0%
    Pegas Nonwovens SA                          447      13,320       0.0%
                                                    -----------       ---
TOTAL CZECH REPUBLIC                                    349,745       0.0%
                                                    -----------       ---
DENMARK -- (1.1%)
    ALK-Abello A.S.                             736      87,146       0.0%
    Alm Brand A.S.                           13,647      89,489       0.0%
    Ambu A.S. Class B                         2,549      66,864       0.0%
    AP Moeller - Maersk A.S. Class A            120     231,347       0.0%
    AP Moeller - Maersk A.S. Class B            220     436,609       0.1%
*   Auriga Industries A.S. Class B            1,783      85,782       0.0%
*   Bang & Olufsen A.S.                       3,580      32,192       0.0%
*   Bavarian Nordic A.S.                      2,877     134,818       0.0%
    Carlsberg A.S. Class B                    3,791     345,620       0.1%
    Chr Hansen Holding A.S.                   9,795     474,195       0.1%
    Coloplast A.S. Class B                    1,564     127,660       0.0%
*   D/S Norden A.S.                           1,541      30,918       0.0%
    Danske Bank A.S.                         13,640     386,840       0.1%
    Dfds A.S.                                   851      95,228       0.0%
    DSV A.S.                                 17,531     608,144       0.1%
    FLSmidth & Co. A.S.                       5,317     227,147       0.0%
*   Genmab A.S.                               1,989     153,155       0.0%
    GN Store Nord A.S.                       17,583     379,608       0.1%
*   H Lundbeck A.S.                           4,400      85,584       0.0%
    IC Group A.S.                               464      12,429       0.0%
*   Jyske Bank A.S.                           5,832     285,586       0.0%
    NKT Holding A.S.                          2,981     189,174       0.0%
    Novo Nordisk A.S. Class B                15,589     875,177       0.1%
    Novo Nordisk A.S. Sponsored ADR           5,344     300,707       0.0%
    Novozymes A.S. Class B                    8,607     397,097       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
DENMARK -- (Continued)
    Pandora A.S.                               7,546 $  779,966       0.1%
    PER Aarsleff A.S. Class B                    264     74,094       0.0%
    Ringkjoebing Landbobank A.S.                 370     82,740       0.0%
    Rockwool International A.S. Class B          378     50,082       0.0%
    Royal Unibrew A.S.                         1,015    194,309       0.0%
    Schouw & Co.                               2,057    105,426       0.0%
    SimCorp A.S.                               5,858    202,340       0.0%
    Solar A.S. Class B                           639     31,399       0.0%
    Spar Nord Bank A.S.                        8,687     93,869       0.0%
    Sydbank A.S.                               9,939    373,091       0.1%
    TDC A.S.                                 104,039    792,091       0.1%
*   Topdanmark A.S.                            9,691    290,656       0.0%
    Tryg A.S.                                    741     80,469       0.0%
    United International Enterprises             301     53,005       0.0%
    Vestas Wind Systems A.S.                  10,191    462,238       0.1%
*   William Demant Holding A.S.                2,104    173,016       0.0%
                                                     ----------       ---
TOTAL DENMARK                                         9,977,307       1.2%
                                                     ----------       ---
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE
      GDR                                     10,740     74,130       0.0%
*   Global Telecom Holding SAE GDR            10,032     21,970       0.0%
                                                     ----------       ---
TOTAL EGYPT                                              96,100       0.0%
                                                     ----------       ---
FINLAND -- (1.0%)
    Amer Sports Oyj                           18,851    471,765       0.1%
    Cargotec Oyj                               5,100    205,610       0.0%
    Caverion Corp.                             7,618     75,020       0.0%
    Citycon Oyj                               32,472    104,995       0.0%
    Cramo Oyj                                  5,433    100,955       0.0%
    Elektrobit Oyj                            11,087     49,039       0.0%
    Elisa Oyj                                 12,422    380,551       0.1%
    F-Secure Oyj                              11,365     36,117       0.0%
    Fiskars Oyj Abp                            3,982     80,690       0.0%
    Fortum Oyj                                32,902    649,729       0.1%
    HKScan Oyj Class A                         5,225     28,823       0.0%
    Huhtamaki Oyj                             10,098    322,810       0.0%
    Kemira Oyj                                14,707    172,182       0.0%
    Kesko Oyj Class A                            290     11,051       0.0%
    Kesko Oyj Class B                          8,809    359,925       0.0%
    Kone Oyj Class B                           8,443    363,231       0.1%
    Konecranes Oyj                             3,762    121,972       0.0%
    Lassila & Tikanoja Oyj                     5,943    116,307       0.0%
    Metsa Board Oyj                           27,874    164,694       0.0%
    Metso Oyj                                 13,964    396,946       0.1%
    Neste Oil Oyj                             14,560    396,003       0.1%
    Nokia Oyj                                 85,370    576,028       0.1%
    Nokia Oyj Sponsored ADR                    1,375      9,048       0.0%
    Nokian Renkaat Oyj                        19,575    636,110       0.1%
    Olvi Oyj Class A                             566     16,093       0.0%
*   Oriola-KD Oyj Class B                      5,642     25,459       0.0%
    Orion Oyj Class A                            595     19,204       0.0%
    Orion Oyj Class B                          5,889    192,565       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
FINLAND -- (Continued)
*   Outokumpu Oyj                             29,668 $  179,006       0.0%
    Outotec Oyj                               14,119     98,649       0.0%
    PKC Group Oyj                              2,872     62,615       0.0%
    Ponsse Oy                                  1,291     21,690       0.0%
    Raisio Oyj Class V                        15,942     71,043       0.0%
    Ramirent Oyj                              11,625     89,341       0.0%
    Sampo Oyj Class A                          8,060    390,541       0.1%
    Sanoma Oyj                                13,446     70,825       0.0%
*   Stockmann Oyj Abp                          1,189      9,468       0.0%
    Stora Enso Oyj Class R                    66,612    700,976       0.1%
    Stora Enso Oyj Sponsored ADR               2,680     28,086       0.0%
    Technopolis Oyj                            9,706     44,540       0.0%
    Tieto Oyj                                  8,989    215,559       0.0%
    Tikkurila Oyj                              1,617     33,304       0.0%
    UPM-Kymmene Oyj                           46,680    844,654       0.1%
    UPM-Kymmene Oyj Sponsored ADR              1,975     35,432       0.0%
    Uponor Oyj                                 5,929     91,305       0.0%
    Valmet OYJ                                 4,252     49,278       0.0%
    Wartsila Oyj Abp                           6,635    304,414       0.0%
    YIT Oyj                                    4,244     29,955       0.0%
                                                     ----------       ---
TOTAL FINLAND                                         9,453,603       1.1%
                                                     ----------       ---
FRANCE -- (5.0%)
    Accor SA                                   6,278    344,253       0.1%
    Aeroports de Paris                         1,224    150,884       0.0%
*   Air France-KLM                            12,890    111,123       0.0%
    Air Liquide SA                             2,877    376,255       0.1%
    Albioma SA                                 1,510     31,522       0.0%
*   Alcatel-Lucent                           120,205    417,353       0.1%
*   Alcatel-Lucent Sponsored ADR              35,000    119,000       0.0%
    Alten SA                                   3,437    167,769       0.0%
    Altran Technologies SA                    13,165    143,342       0.0%
    Arkema SA                                  6,250    502,958       0.1%
    Atos SE                                    7,573    591,915       0.1%
    AXA SA                                    48,175  1,218,145       0.2%
    AXA SA Sponsored ADR                      10,675    268,796       0.0%
    Beneteau SA                                1,281     20,086       0.0%
    BioMerieux                                 1,730    186,635       0.0%
    BNP Paribas SA                            21,407  1,351,879       0.2%
    Boiron SA                                    658     73,283       0.0%
    Bollore SA                                29,790    170,251       0.0%
    Bonduelle S.C.A.                           1,393     38,682       0.0%
    Bongrain SA                                  224     14,704       0.0%
    Bouygues SA                               13,362    551,646       0.1%
    Bureau Veritas SA                         13,148    309,604       0.0%
    Cap Gemini SA                              5,159    459,644       0.1%
    Carrefour SA                              25,648    884,315       0.1%
    Casino Guichard Perrachon SA               2,701    238,843       0.0%
    Cegid Group                                  721     31,595       0.0%
*   CGG SA                                     7,406     52,458       0.0%
*   CGG SA Sponsored ADR                       3,161     22,506       0.0%
    Christian Dior SE                          1,084    211,923       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FRANCE -- (Continued)
    Cie de Saint-Gobain                      42,131 $1,914,731       0.2%
    Cie des Alpes                               744     14,225       0.0%
    Cie Generale des Etablissements Michelin 15,526  1,731,394       0.2%
    CNP Assurances                           12,448    223,734       0.0%
    Credit Agricole SA                       22,048    343,030       0.1%
    Danone SA                                 5,199    376,211       0.1%
    Danone SA Sponsored ADR                     907     13,161       0.0%
    Dassault Systemes                         1,677    129,223       0.0%
    Dassault Systemes ADR                       288     22,257       0.0%
*   Derichebourg SA                          15,549     48,538       0.0%
    Edenred                                   8,330    223,322       0.0%
    Eiffage SA                                6,257    381,566       0.1%
    Electricite de France SA                 11,708    297,908       0.0%
*   Eramet                                    1,024     84,235       0.0%
    Essilor International SA                  5,506    670,796       0.1%
*   Etablissements Maurel et Prom             7,767     72,693       0.0%
    Euler Hermes Group                        1,608    175,789       0.0%
    Eurofins Scientific SE                      837    235,770       0.0%
    European Aeronautic Defence and Space
      Co. NV                                  5,871    406,873       0.1%
    Eutelsat Communications SA               13,855    483,047       0.1%
    Faiveley Transport SA                       251     15,844       0.0%
    Faurecia                                  7,085    335,849       0.0%
    Fimalac                                     234     23,093       0.0%
    GDF Suez                                 67,562  1,374,643       0.2%
    GL Events                                   588     12,799       0.0%
    Groupe Crit                                 301     16,176       0.0%
    Groupe Eurotunnel SE                     21,893    351,001       0.1%
*   Groupe Fnac                                 850     51,134       0.0%
    Guerbet                                     372     15,797       0.0%
    Haulotte Group SA                           678     13,168       0.0%
    Hermes International                        253     95,414       0.0%
    Iliad SA                                    805    189,772       0.0%
    Imerys SA                                 2,979    226,740       0.0%
    Ingenico                                  2,190    274,785       0.0%
    Ipsen SA                                  1,615     92,746       0.0%
    IPSOS                                     2,282     67,318       0.0%
    Jacquet Metal Service                     2,603     55,217       0.0%
    JCDecaux SA                               5,697    225,054       0.0%
    Kering                                    3,179    587,914       0.1%
    Korian-Medica                             5,412    184,659       0.0%
    L'Oreal SA                                1,436    274,047       0.0%
    Lafarge SA                                7,134    520,531       0.1%
    Lafarge SA Sponsored ADR                  2,151     39,023       0.0%
    Lagardere SCA                            14,475    464,660       0.1%
    Lectra                                    2,696     38,493       0.0%
    Legrand SA                                6,177    357,171       0.1%
    LISI                                      2,650     81,788       0.0%
    LVMH Moet Hennessy Louis Vuitton SE       3,366    588,600       0.1%
*   Manitou BF SA                               596     11,561       0.0%
    Mersen                                      659     18,009       0.0%
    Metropole Television SA                   5,160    107,693       0.0%
    MGI Coutier                                 807     11,492       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FRANCE -- (Continued)
    Montupet                                  1,227 $   86,479       0.0%
    Natixis SA                               38,741    320,677       0.0%
    Naturex                                   1,057     70,600       0.0%
    Neopost SA                                4,655    224,145       0.0%
*   Nexans SA                                 6,118    239,740       0.0%
    Nexity SA                                 6,074    266,748       0.0%
    Norbert Dentressangle SA                    639    155,419       0.0%
*   NRJ Group                                 1,632     13,724       0.0%
*   Numericable-SFR SAS                         618     34,311       0.0%
    Orange SA(5176177)                       96,048  1,582,037       0.2%
    Orange SA(684060106)                      5,502     90,123       0.0%
    Orpea                                     3,022    199,066       0.0%
*   Parrot SA                                   756     19,942       0.0%
    Pernod-Ricard SA                          1,128    140,192       0.0%
*   Peugeot SA                               43,281    818,254       0.1%
    Plastic Omnium SA                         5,299    147,558       0.0%
    Publicis Groupe SA                        2,983    250,186       0.0%
    Publicis Groupe SA ADR                    2,568     53,902       0.0%
    Rallye SA                                 2,947    110,090       0.0%
    Renault SA                                7,713    811,544       0.1%
    Rexel SA                                 28,824    543,235       0.1%
    Rubis SCA                                 3,034    206,142       0.0%
    Safran SA                                 5,848    427,298       0.1%
    Saft Groupe SA                            3,778    150,679       0.0%
    Sanofi                                    6,214    632,526       0.1%
    Sanofi ADR                               13,479    681,363       0.1%
    Sartorius Stedim Biotech                    320     81,546       0.0%
    Schneider Electric SE(B11BPS1)              523     39,053       0.0%
    Schneider Electric SE(4834108)            8,619    644,256       0.1%
    SCOR SE                                  17,866    643,028       0.1%
    SEB SA                                    3,347    309,944       0.0%
    SES SA                                    6,219    217,952       0.0%
    Societe BIC SA                            1,223    208,927       0.0%
    Societe d'Edition de Canal +              2,817     19,694       0.0%
    Societe Generale SA                      23,918  1,195,772       0.2%
    Societe Television Francaise 1           12,183    212,930       0.0%
    Sodexo SA                                 1,515    153,303       0.0%
*   SOITEC                                   14,337     13,620       0.0%
*   Solocal Group                            91,638     51,215       0.0%
    Sopra Steria Group                        1,270    112,167       0.0%
    Stef SA                                     396     24,449       0.0%
    STMicroelectronics NV(5962332)           58,614    467,480       0.1%
    STMicroelectronics NV(2430025)            9,366     74,553       0.0%
    Suez Environnement Co.                   10,088    205,748       0.0%
*   Technicolor SA                           24,626    167,076       0.0%
    Technip SA                                2,937    200,223       0.0%
    Technip SA ADR                            2,728     46,703       0.0%
    Teleperformance                           5,207    390,859       0.1%
    Thales SA                                 3,534    215,135       0.0%
    Total SA                                 76,225  4,127,580       0.5%
    Total SA Sponsored ADR                   15,407    833,519       0.1%
    Trigano SA                                  359     12,895       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
FRANCE -- (Continued)
*   UBISOFT Entertainment                    15,800 $   291,348       0.0%
    Valeo SA                                  2,738     438,955       0.1%
    Vallourec SA                              5,418     127,761       0.0%
    Veolia Environnement SA                  12,795     270,742       0.0%
    Veolia Environnement SA ADR               1,217      25,630       0.0%
    Vicat                                     1,762     127,052       0.0%
    Vilmorin & Cie SA                           718      60,070       0.0%
    Vinci SA                                 12,888     790,482       0.1%
    Virbac SA                                   280      72,873       0.0%
    Vivendi SA                               19,861     497,889       0.1%
    Zodiac Aerospace                         14,841     545,010       0.1%
                                                    -----------       ---
TOTAL FRANCE                                         45,825,482       5.4%
                                                    -----------       ---
GERMANY -- (4.4%)
    Aareal Bank AG                            8,427     362,460       0.1%
    Adidas AG                                 6,363     521,358       0.1%
*   ADVA Optical Networking SE                5,694      30,826       0.0%
*   Aixtron SE                                2,985      19,767       0.0%
    Allianz SE                                6,885   1,171,928       0.2%
    Allianz SE ADR                           21,958     377,678       0.1%
    Amadeus Fire AG                             206      16,696       0.0%
    Aurubis AG                                5,494     347,161       0.1%
    Axel Springer SE                          3,471     193,641       0.0%
    BASF SE                                  22,820   2,267,122       0.3%
    BASF SE Sponsored ADR                     1,504     144,910       0.0%
*   Bauer AG                                    747      13,001       0.0%
    Bayer AG                                  8,729   1,256,388       0.2%
    Bayer AG Sponsored ADR                      273      39,667       0.0%
    Bayerische Motoren Werke AG              15,244   1,798,252       0.2%
    BayWa AG                                  2,013      75,482       0.0%
    Bechtle AG                                1,736     127,139       0.0%
    Beiersdorf AG                             1,413     122,911       0.0%
    Bertrandt AG                                407      53,732       0.0%
    Bijou Brigitte AG                           491      30,650       0.0%
    Bilfinger SE                              6,621     330,663       0.0%
    Biotest AG                                  109       8,666       0.0%
    Borussia Dortmund GmbH & Co. KGaA         5,419      20,781       0.0%
    Brenntag AG                               7,572     454,325       0.1%
    CANCOM SE                                 1,441      59,606       0.0%
    Carl Zeiss Meditec AG                     3,359      85,333       0.0%
    Celesio AG                                2,881      85,492       0.0%
    Cewe Stiftung & Co. KGAA                  1,340      87,209       0.0%
    Comdirect Bank AG                         1,776      18,845       0.0%
*   Commerzbank AG                           34,724     468,458       0.1%
    CompuGroup Medical AG                     2,549      72,860       0.0%
    Continental AG                            1,754     411,058       0.1%
    CTS Eventim AG & Co. KGaA                 4,177     142,345       0.0%
    Daimler AG                               37,233   3,579,829       0.4%
    Deutsche Annington Immobilien SE            527      17,682       0.0%
    Deutsche Bank AG(D18190898)              21,383     686,394       0.1%
    Deutsche Bank AG(5750355)                 7,421     237,337       0.0%
    Deutsche Boerse AG                        4,366     361,784       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
GERMANY -- (Continued)
*   Deutsche Lufthansa AG                    34,748 $  479,232       0.1%
    Deutsche Post AG                         14,793    487,107       0.1%
    Deutsche Telekom AG                      87,107  1,601,083       0.2%
    Deutsche Telekom AG Sponsored ADR        13,453    247,132       0.0%
    Deutsche Wohnen AG                       14,290    374,822       0.1%
    Deutz AG                                  5,325     25,774       0.0%
*   Dialog Semiconductor P.L.C.               4,780    215,525       0.0%
    DMG Mori Seiki AG                         5,877    206,206       0.0%
    Draegerwerk AG & Co. KGaA                   183     16,049       0.0%
    Drillisch AG                              3,571    164,228       0.0%
    Duerr AG                                  1,466    150,056       0.0%
    E.ON SE                                  27,351    425,800       0.1%
    E.ON SE Sponsored ADR                     4,952     76,756       0.0%
    Elmos Semiconductor AG                      742     14,236       0.0%
    ElringKlinger AG                          5,587    153,807       0.0%
*   Evotec AG                                 4,045     16,760       0.0%
    Fielmann AG                               1,640    111,399       0.0%
    Fraport AG Frankfurt Airport Services
      Worldwide                               4,188    264,887       0.0%
    Freenet AG                               13,372    433,121       0.1%
    Fresenius Medical Care AG & Co. KGaA      6,500    546,271       0.1%
    Fresenius Medical Care AG & Co. KGaA ADR  1,361     57,121       0.0%
    Fresenius SE & Co. KGaA                  15,523    923,509       0.1%
    Fuchs Petrolub SE                         1,417     52,869       0.0%
    GEA Group AG                              5,814    279,223       0.0%
    Gerresheimer AG                           3,411    193,051       0.0%
    Gerry Weber International AG              4,286    140,091       0.0%
    Gesco AG                                    136     11,166       0.0%
    GFK SE                                    1,155     44,196       0.0%
    GFT Technologies AG                         963     18,147       0.0%
    Grammer AG                                2,128     81,728       0.0%
    Grenkeleasing AG                            222     29,586       0.0%
    Hamburger Hafen und Logistik AG           3,460     76,313       0.0%
    Hannover Rueck SE                         2,646    268,968       0.0%
    HeidelbergCement AG                       5,644    433,236       0.1%
*   Heidelberger Druckmaschinen AG           21,344     57,234       0.0%
    Henkel AG & Co. KGaA                      1,098    111,222       0.0%
    Hochtief AG                               3,180    245,708       0.0%
    Hornbach Baumarkt AG                        657     26,981       0.0%
    Hugo Boss AG                              3,447    424,155       0.1%
    Indus Holding AG                          2,566    134,226       0.0%
    Infineon Technologies AG                 25,755    302,795       0.0%
    Infineon Technologies AG ADR             12,612    148,317       0.0%
    Isra Vision AG                              180     11,776       0.0%
    Jenoptik AG                               4,282     51,625       0.0%
    K+S AG                                   17,246    562,210       0.1%
    KION Group AG                             5,853    259,668       0.0%
*   Kloeckner & Co. SE                       10,203     97,600       0.0%
*   Koenig & Bauer AG                           947     21,994       0.0%
*   Kontron AG                               11,032     62,264       0.0%
    Krones AG                                 1,403    154,837       0.0%
    KUKA AG                                   1,630    115,797       0.0%
    KWS Saat SE                                  83     25,050       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
GERMANY -- (Continued)
    LANXESS AG                               11,528 $  615,302       0.1%
    LEG Immobilien AG                         3,576    277,452       0.0%
    Leoni AG                                  5,475    350,623       0.1%
    Linde AG                                  4,318    843,779       0.1%
    LPKF Laser & Electronics AG                 939     11,008       0.0%
*   Manz AG                                     566     54,519       0.0%
    Merck KGaA                                1,743    187,904       0.0%
    Metro AG                                 14,209    515,003       0.1%
    MLP AG                                    2,305      9,853       0.0%
    MTU Aero Engines AG                       4,446    437,071       0.1%
    Muenchener
      Rueckversicherungs-Gesellschaft AG      3,590    700,759       0.1%
    Nemetschek AG                               445     57,849       0.0%
*   Nordex SE                                 4,198     89,852       0.0%
    Norma Group SE                            3,384    179,750       0.0%
    OHB SE                                      463     10,230       0.0%
    Osram Licht AG                            7,783    410,038       0.1%
*   Patrizia Immobilien AG                    2,702     53,225       0.0%
    Pfeiffer Vacuum Technology AG             1,354    126,181       0.0%
    PNE Wind AG                               4,743     11,661       0.0%
    Puma SE                                     100     20,398       0.0%
*   QIAGEN NV(2437907)                       11,100    264,291       0.0%
*   QIAGEN NV(5732825)                        7,380    177,455       0.0%
    QSC AG                                   17,803     35,750       0.0%
    Rational AG                                 249     87,755       0.0%
    Rheinmetall AG                            6,475    331,506       0.1%
    RTL Group SA                              1,394    130,689       0.0%
    RWE AG                                   24,217    601,778       0.1%
    SAF-Holland SA                            7,253    109,811       0.0%
    Salzgitter AG                             4,028    137,398       0.0%
    SAP SE                                    3,509    265,158       0.0%
    SAP SE Sponsored ADR                      1,405    106,344       0.0%
    Schaltbau Holding AG                        818     48,406       0.0%
*   SGL Carbon SE                             1,775     28,777       0.0%
    SHW AG                                    1,533     68,179       0.0%
    Siemens AG                               12,129  1,319,416       0.2%
    Siemens AG Sponsored ADR                  5,045    548,846       0.1%
    Sixt SE                                   2,029     97,158       0.0%
*   SMA Solar Technology AG                     650      9,650       0.0%
    Software AG                               6,070    175,233       0.0%
    Stada Arzneimittel AG                     5,439    198,952       0.0%
    STRATEC Biomedical AG                       789     39,441       0.0%
    Stroeer Media SE                          2,214     81,857       0.0%
    Suedzucker AG                             7,965    120,050       0.0%
    Symrise AG                                2,725    165,226       0.0%
    TAG Immobilien AG                         4,659     59,651       0.0%
    Takkt AG                                  7,654    139,447       0.0%
*   Talanx AG                                 5,228    166,306       0.0%
    Telefonica Deutschland Holding AG        27,867    172,709       0.0%
    ThyssenKrupp AG                           9,533    253,286       0.0%
*   Tom Tailor Holding AG                       901     11,137       0.0%
    United Internet AG                        6,212    277,732       0.0%
    Volkswagen AG                             1,541    390,356       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
GERMANY -- (Continued)
    Vossloh AG                                  911 $    57,330       0.0%
    VTG AG                                    1,163      26,724       0.0%
    Wacker Chemie AG                          2,211     274,226       0.0%
    Wacker Neuson SE                          3,317      85,139       0.0%
    Washtec AG                                1,352      31,720       0.0%
    Wincor Nixdorf AG                         5,516     208,784       0.0%
    Wirecard AG                               2,004      88,014       0.0%
    XING AG                                     327      54,032       0.0%
    Zeal Network SE                             374      20,337       0.0%
                                                    -----------       ---
TOTAL GERMANY                                        39,960,863       4.7%
                                                    -----------       ---
GREECE -- (0.1%)
    Aegean Airlines SA                        1,506      12,697       0.0%
*   Alpha Bank AE                            77,742      27,241       0.0%
    FF Group                                  1,384      41,733       0.0%
    Hellenic Exchanges SA Holding
      Clearing Settlement and Registry        3,515      22,892       0.0%
    Hellenic Petroleum SA                     4,268      21,284       0.0%
*   Hellenic Telecommunications
      Organization SA                         9,041      82,182       0.1%
*   Intralot SA-Integrated Lottery
      Systems & Services                     13,391      24,508       0.0%
    JUMBO SA                                  4,193      43,267       0.0%
    Metka SA                                  1,233      11,500       0.0%
    Motor Oil Hellas Corinth Refineries
      SA                                      2,271      19,886       0.0%
*   Mytilineos Holdings SA                    6,360      43,863       0.0%
*   National Bank of Greece SA               15,529      21,774       0.0%
    OPAP SA                                   6,092      54,502       0.0%
*   Piraeus Bank SA                          58,948      26,308       0.0%
*   Public Power Corp. SA                     4,356      29,300       0.0%
    Titan Cement Co. SA                       2,126      53,621       0.0%
                                                    -----------       ---
TOTAL GREECE                                            536,558       0.1%
                                                    -----------       ---
HONG KONG -- (2.0%)
    AIA Group, Ltd.                         181,200   1,205,066       0.2%
    Allied Properties HK, Ltd.               74,000      18,031       0.0%
    APT Satellite Holdings, Ltd.             23,500      36,779       0.0%
    Asia Satellite Telecommunications
      Holdings, Ltd.                          4,000      14,168       0.0%
    ASM Pacific Technology, Ltd.             13,700     153,085       0.0%
    Bank of East Asia, Ltd. (The)            62,000     268,988       0.1%
    BOC Hong Kong Holdings, Ltd.            130,000     505,070       0.1%
    Bonjour Holdings, Ltd.                  108,000       9,589       0.0%
*   Brightoil Petroleum Holdings, Ltd.      282,000      89,501       0.0%
    Cafe de Coral Holdings, Ltd.             22,000      81,922       0.0%
    Cathay Pacific Airways, Ltd.            110,000     282,972       0.1%
    Cheung Kong Infrastructure Holdings,
      Ltd.                                   13,000     110,295       0.0%
*   China Energy Development Holdings,
      Ltd.                                  688,000      16,443       0.0%
*   China Public Procurement, Ltd.        1,324,000      42,616       0.0%
*   China Smarter Energy Group Holdings,
      Ltd.                                  370,000      76,410       0.0%
*   China Star Entertainment, Ltd.          750,000      11,943       0.0%
    Chow Sang Sang Holdings
      International, Ltd.                    40,000      91,802       0.0%
    Chow Tai Fook Jewellery Group, Ltd.      57,400      69,912       0.0%
    CITIC Telecom International
      Holdings, Ltd.                        329,000     135,537       0.0%
    CK Hutchison Holdings, Ltd.              22,000     476,661       0.1%
    CK Life Sciences International
      Holdings, Inc.                        322,000      36,460       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
HONG KONG -- (Continued)
    CLP Holdings, Ltd.                          19,000 $166,321       0.0%
    Cw Group Holdings, Ltd.                     22,000   11,325       0.0%
    Dah Sing Banking Group, Ltd.                54,400  117,733       0.0%
    Dah Sing Financial Holdings, Ltd.           30,400  212,839       0.0%
    Emperor Entertainment Hotel, Ltd.           50,000   11,798       0.0%
    Emperor International Holdings, Ltd.        96,000   23,735       0.0%
    Emperor Watch & Jewellery, Ltd.            270,000   12,340       0.0%
    Esprit Holdings, Ltd.                      214,600  202,757       0.0%
    Far East Consortium International, Ltd.     59,000   28,093       0.0%
*   FIH Mobile, Ltd.                           311,000  164,958       0.0%
    First Pacific Co., Ltd.                    310,000  300,553       0.1%
*   Fullshare Holdings, Ltd.                   580,000   52,288       0.0%
    Future Bright Holdings, Ltd.                36,000    8,150       0.0%
*   G-Resources Group, Ltd.                  2,835,000   93,393       0.0%
    Galaxy Entertainment Group, Ltd.            31,000  148,982       0.0%
*   GCL New Energy Holdings, Ltd.              128,000   17,273       0.0%
    Get Nice Holdings, Ltd.                    426,000   30,121       0.0%
    Giordano International, Ltd.               252,000  125,097       0.0%
*   Global Brands Group Holding, Ltd.          686,000  139,442       0.0%
    Haitong International Securities Group,
      Ltd.                                     110,000  121,488       0.0%
    Hang Lung Group, Ltd.                      115,000  609,598       0.1%
    Hang Lung Properties, Ltd.                 151,000  509,493       0.1%
    Hang Seng Bank, Ltd.                        16,100  313,865       0.1%
    Henderson Land Development Co., Ltd.        32,000  257,371       0.1%
    HK Electric Investments & HK Electric
      Investments, Ltd.                        125,500   85,621       0.0%
    HKR International, Ltd.                     24,000   13,611       0.0%
    Hong Kong & China Gas Co., Ltd.             67,000  159,594       0.0%
    Hong Kong Exchanges and Clearing, Ltd.      12,100  461,255       0.1%
    Hongkong & Shanghai Hotels (The)            25,000   36,643       0.0%
    Hopewell Holdings, Ltd.                     57,500  220,767       0.0%
    Hsin Chong Construction Group, Ltd.        104,000   13,023       0.0%
    Hutchison Telecommunications Hong Kong
      Holdings, Ltd.                           354,000  162,827       0.0%
    Hutchison Whampoa, Ltd.                     50,000  733,798       0.1%
    Hysan Development Co., Ltd.                 38,000  174,607       0.0%
*   Imagi International Holdings, Ltd.         488,000   14,267       0.0%
    IT, Ltd.                                    44,000   17,977       0.0%
    Johnson Electric Holdings, Ltd.             58,500  216,577       0.0%
    K Wah International Holdings, Ltd.          68,000   38,962       0.0%
    Kerry Logistics Network, Ltd.               10,000   16,080       0.0%
    Kerry Properties, Ltd.                      71,000  287,943       0.1%
    Kingston Financial Group, Ltd.             146,000   40,387       0.0%
    Kowloon Development Co., Ltd.               43,000   55,087       0.0%
    L'Occitane International SA                 22,500   66,515       0.0%
    Lai Sun Development Co., Ltd.              844,000   22,650       0.0%
    Li & Fung, Ltd.                            174,000  177,214       0.0%
    Lifestyle International Holdings, Ltd.      89,000  166,417       0.0%
    Liu Chong Hing Investment, Ltd.             12,000   15,916       0.0%
    Luk Fook Holdings International, Ltd.       62,000  193,461       0.0%
*   Macau Legend Development, Ltd.             149,000   56,300       0.0%
    Man Wah Holdings, Ltd.                      91,200  118,095       0.0%
    Melco Crown Entertainment, Ltd.              1,500   10,318       0.0%
    Melco Crown Entertainment, Ltd. ADR          3,081   62,914       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
HONG KONG -- (Continued)
    Melco International Development, Ltd.     94,000 $158,692       0.0%
    MGM China Holdings, Ltd.                  27,200   51,135       0.0%
*   Midland Holdings, Ltd.                    54,000   25,208       0.0%
    MTR Corp., Ltd.                           38,000  186,026       0.0%
    NagaCorp, Ltd.                           220,000  158,523       0.0%
    New World Development Co., Ltd.          317,000  419,640       0.1%
    Newocean Energy Holdings, Ltd.           160,000   89,092       0.0%
    Nexteer Automotive Group, Ltd.            73,000   82,373       0.0%
    NWS Holdings, Ltd.                       125,639  211,925       0.0%
    Orient Overseas International, Ltd.       26,000  159,407       0.0%
    Pacific Basin Shipping, Ltd.             252,000   93,321       0.0%
    Pacific Textile Holdings, Ltd.            52,000   72,342       0.0%
    Paradise Entertainment, Ltd.              32,000    9,150       0.0%
    PCCW, Ltd.                               403,000  269,339       0.1%
    Polytec Asset Holdings, Ltd.             110,000   15,580       0.0%
    Power Assets Holdings, Ltd.               16,000  160,979       0.0%
    Prada SpA                                 14,200   76,820       0.0%
    Regal Hotels International Holdings,
      Ltd.                                    30,000   18,603       0.0%
    SA SA International Holdings, Ltd.       124,000   62,926       0.0%
    Samsonite International SA                75,000  273,538       0.1%
    Sands China, Ltd.                         26,800  108,903       0.0%
    Shangri-La Asia, Ltd.                    210,000  319,041       0.1%
    Shun Tak Holdings, Ltd.                  242,000  140,214       0.0%
    Singamas Container Holdings, Ltd.         84,000   15,789       0.0%
    Sino Land Co., Ltd.                      136,000  239,622       0.0%
    SJM Holdings, Ltd.                        72,000   91,193       0.0%
    SmarTone Telecommunications Holdings,
      Ltd.                                    33,000   59,876       0.0%
    Stella International Holdings, Ltd.       57,500  154,343       0.0%
    Sun Hung Kai & Co., Ltd.                 119,000  123,460       0.0%
    Sun Hung Kai Properties, Ltd.             50,000  831,069       0.1%
    Swire Pacific, Ltd. Class A               14,000  189,001       0.0%
    Swire Pacific, Ltd. Class B               22,500   57,286       0.0%
    Swire Properties, Ltd.                    10,200   35,043       0.0%
    TAI Cheung Holdings, Ltd.                 13,000   11,397       0.0%
    Techtronic Industries Co., Ltd.          121,000  425,875       0.1%
    Television Broadcasts, Ltd.               52,200  341,082       0.1%
    Texwinca Holdings, Ltd.                  108,000  104,731       0.0%
    Transport International Holdings, Ltd.     7,600   18,932       0.0%
    Trinity, Ltd.                             96,000   20,888       0.0%
*   TSC Group Holdings, Ltd.                  36,000   11,299       0.0%
*   United Laboratories International
      Holdings, Ltd. (The)                    76,000   51,369       0.0%
    Value Partners Group, Ltd.                53,000   98,398       0.0%
    Varitronix International, Ltd.            25,000   19,974       0.0%
    Victory City International Holdings,
      Ltd.                                   240,000   43,858       0.0%
    Vitasoy International Holdings, Ltd.      76,000  138,950       0.0%
    VST Holdings, Ltd.                        50,000   19,698       0.0%
    VTech Holdings, Ltd.                       8,800  122,261       0.0%
    Wharf Holdings, Ltd. (The)                30,000  216,732       0.0%
    Wheelock & Co., Ltd.                      43,000  241,301       0.0%
    Wynn Macau, Ltd.                          38,400   77,629       0.0%
    Xinyi Glass Holdings, Ltd.               282,000  187,196       0.0%
    Xinyi Solar Holdings, Ltd.                82,000   28,670       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd.       72,000 $   271,723       0.1%
                                                    -----------       ---
TOTAL HONG KONG                                      18,462,511       2.2%
                                                    -----------       ---
HUNGARY -- (0.1%)
*   Magyar Telekom Telecommunications
      P.L.C.                                 51,954      77,709       0.0%
    MOL Hungarian Oil & Gas P.L.C.            4,402     244,871       0.1%
    OTP Bank P.L.C.                           8,474     187,379       0.0%
    Richter Gedeon Nyrt                       7,527     126,367       0.0%
                                                    -----------       ---
TOTAL HUNGARY                                           636,326       0.1%
                                                    -----------       ---
INDIA -- (1.7%)
    Aarti Industries                          3,188      15,773       0.0%
    ACC, Ltd.                                 3,110      70,388       0.0%
    Adani Enterprises, Ltd.                   4,758      50,583       0.0%
    Adani Ports & Special Economic Zone,
      Ltd.                                    5,971      29,938       0.0%
*   Adani Power, Ltd.                        76,748      52,026       0.0%
    Aditya Birla Nuvo, Ltd.                   4,535     112,534       0.0%
    AIA Engineering, Ltd.                     3,716      67,396       0.0%
    Ajanta Pharma, Ltd.                       1,778      35,339       0.0%
    Alembic Pharmaceuticals, Ltd.             3,829      28,308       0.0%
*   Allahabad Bank                           15,726      25,412       0.0%
    Alstom T&D India, Ltd.                    3,174      25,715       0.0%
    Amara Raja Batteries, Ltd.                8,132     101,848       0.0%
    Ambuja Cements, Ltd.                     59,402     217,329       0.1%
    Amtek Auto, Ltd.                         10,317      25,884       0.0%
*   Andhra Bank                              18,338      22,070       0.0%
    Apollo Hospitals Enterprise, Ltd.         5,084      91,563       0.0%
    Apollo Tyres, Ltd.                       43,387     118,435       0.0%
    Arvind, Ltd.                             22,650      90,794       0.0%
*   Ashok Leyland, Ltd.                     112,751     123,601       0.0%
    Asian Paints, Ltd.                        7,814      94,037       0.0%
    Atul, Ltd.                                  570      10,381       0.0%
    Aurobindo Pharma, Ltd.                   11,691     236,384       0.1%
    Bajaj Auto, Ltd.                          3,726     113,630       0.0%
    Bajaj Corp., Ltd.                         3,402      23,457       0.0%
    Bajaj Finserv, Ltd.                       2,343      52,380       0.0%
    Bajaj Holdings & Investment, Ltd.         3,001      61,079       0.0%
    Balkrishna Industries, Ltd.               5,573      67,592       0.0%
*   Bank of India                            18,545      63,393       0.0%
    BASF India, Ltd.                            645      11,261       0.0%
    Bata India, Ltd.                          2,138      34,326       0.0%
    BEML, Ltd.                                1,797      27,757       0.0%
    Berger Paints India, Ltd.                 9,104      30,171       0.0%
    Bharat Forge, Ltd.                        3,875      76,436       0.0%
    Bharat Heavy Electricals, Ltd.           29,990     113,457       0.0%
    Bharat Petroleum Corp., Ltd.              6,620      79,532       0.0%
    Bharti Airtel, Ltd.                      57,155     343,048       0.1%
    Biocon, Ltd.                              6,928      49,598       0.0%
    Blue Dart Express, Ltd.                     178      16,130       0.0%
    Britannia Industries, Ltd.                  807      27,875       0.0%
    Cadila Healthcare, Ltd.                   3,039      81,136       0.0%
    Cairn India, Ltd.                        35,913     121,066       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
    Canara Bank                               14,071 $ 83,720       0.0%
    CCL Products India, Ltd.                   8,913   26,645       0.0%
    Ceat, Ltd.                                 5,780   69,485       0.0%
    Century Textiles & Industries, Ltd.        4,212   48,913       0.0%
    CESC, Ltd.                                 8,820   76,021       0.0%
    Chambal Fertilizers & Chemicals, Ltd.     25,062   26,005       0.0%
    Cipla, Ltd.                                4,220   42,310       0.0%
    City Union Bank, Ltd.                     17,215   25,405       0.0%
    Colgate-Palmolive India, Ltd.              3,128   98,392       0.0%
    Coromandel International, Ltd.             3,980   14,450       0.0%
    Cox & Kings, Ltd.                         12,479   60,305       0.0%
    CRISIL, Ltd.                               1,500   46,668       0.0%
    Crompton Greaves, Ltd.                    27,712   73,236       0.0%
    Cummins India, Ltd.                        2,779   37,535       0.0%
    Cyient, Ltd.                               4,227   32,350       0.0%
    Dabur India, Ltd.                         27,538  109,080       0.0%
*   DCB Bank, Ltd.                            19,927   38,164       0.0%
*   DEN Networks, Ltd.                         5,876   12,000       0.0%
    Dena Bank                                 28,299   21,794       0.0%
*   Dish TV India, Ltd.                       41,404   49,410       0.0%
    Divi's Laboratories, Ltd.                  3,749  101,382       0.0%
    DLF, Ltd.                                 46,963  101,128       0.0%
    Dr Reddy's Laboratories, Ltd.              4,951  258,153       0.1%
    Dr Reddy's Laboratories, Ltd. ADR          2,000  103,960       0.0%
    eClerx Services, Ltd.                      2,502   61,831       0.0%
    Edelweiss Financial Services, Ltd.        22,553   22,009       0.0%
    Eicher Motors, Ltd.                          315   75,859       0.0%
    EID Parry India, Ltd.                      5,158   13,240       0.0%
    EIH, Ltd.                                  6,806   11,324       0.0%
    Emami, Ltd.                                2,892   42,295       0.0%
    Engineers India, Ltd.                      7,435   21,357       0.0%
    Exide Industries, Ltd.                    27,481   73,596       0.0%
    Federal Bank, Ltd.                        60,528  124,870       0.0%
    Finolex Cables, Ltd.                       6,184   26,193       0.0%
    Finolex Industries, Ltd.                   5,219   22,470       0.0%
*   Fortis Healthcare, Ltd.                   11,838   29,100       0.0%
    Future Retail, Ltd.                       16,006   28,947       0.0%
    GAIL India, Ltd.                          37,833  214,897       0.1%
    Gateway Distriparks, Ltd.                  6,986   38,775       0.0%
    GlaxoSmithKline Consumer Healthcare,
      Ltd.                                       677   66,299       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.        766   40,475       0.0%
    Glenmark Pharmaceuticals, Ltd.             8,052  112,593       0.0%
    Global Offshore Services, Ltd.             1,860   15,382       0.0%
    GMR Infrastructure, Ltd.                 162,211   38,193       0.0%
    Godrej Consumer Products, Ltd.             6,946  115,961       0.0%
    Godrej Properties, Ltd.                    5,413   20,846       0.0%
    Great Eastern Shipping Co., Ltd. (The)     4,317   22,861       0.0%
    Gujarat Fluorochemicals, Ltd.              1,680   16,388       0.0%
*   Gujarat Gas Co., Ltd.                      2,031   22,823       0.0%
    Gujarat State Petronet, Ltd.              18,015   34,080       0.0%
*   Hathway Cable & Datacom, Ltd.             11,847    9,887       0.0%
    Havells India, Ltd.                       16,399   72,302       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
    HCL Technologies, Ltd.                    24,532 $341,735       0.1%
    Hero MotoCorp, Ltd.                        3,196  117,171       0.0%
    Hexaware Technologies, Ltd.                9,392   41,465       0.0%
*   Himachal Futuristic Communications, Ltd.  98,725   20,891       0.0%
    Hindalco Industries, Ltd.                114,845  231,825       0.1%
    Hindustan Petroleum Corp., Ltd.            3,101   30,593       0.0%
    Hindustan Unilever, Ltd.                   7,678  103,351       0.0%
*   Housing Development & Infrastructure,
      Ltd.                                    36,294   67,667       0.0%
    HSIL, Ltd.                                 2,118   12,799       0.0%
    ICICI Bank, Ltd.                          31,005  162,690       0.0%
    ICICI Bank, Ltd. Sponsored ADR            25,500  278,715       0.1%
    IDBI Bank, Ltd.                           65,612   77,308       0.0%
    Idea Cellular, Ltd.                       78,326  215,956       0.1%
    IIFL Holdings, Ltd.                        4,297   11,832       0.0%
    IL&FS Transportation Networks, Ltd.        3,642    9,672       0.0%
*   India Cements, Ltd. (The)                 23,188   33,474       0.0%
    Indian Bank                               10,068   22,299       0.0%
*   Indian Hotels Co., Ltd.                   25,544   43,987       0.0%
    Indian Oil Corp., Ltd.                     5,003   28,475       0.0%
    Indraprastha Gas, Ltd.                     2,829   18,381       0.0%
    Infosys, Ltd.                              6,564  200,493       0.1%
    Infosys, Ltd. Sponsored ADR               14,400  446,112       0.1%
    IRB Infrastructure Developers, Ltd.        9,595   35,382       0.0%
    ITC, Ltd.                                 19,054   96,820       0.0%
    Jain Irrigation Systems, Ltd.             35,253   31,784       0.0%
*   Jaiprakash Associates, Ltd.              152,333   50,002       0.0%
    Jammu & Kashmir Bank, Ltd. (The)          22,422   34,098       0.0%
    Jindal Saw, Ltd.                          21,288   22,975       0.0%
    Jindal Steel & Power, Ltd.                20,306   44,321       0.0%
    JK Cement, Ltd.                            1,370   13,609       0.0%
    JK Lakshmi Cement, Ltd.                    4,304   24,229       0.0%
    JSW Energy, Ltd.                          39,388   70,557       0.0%
    JSW Steel, Ltd.                           12,294  179,900       0.0%
*   Jubilant Foodworks, Ltd.                   1,023   24,279       0.0%
    Jubilant Life Sciences, Ltd.               9,788   23,436       0.0%
    Just Dial, Ltd.                            1,130   19,001       0.0%
    Kajaria Ceramics, Ltd.                     2,089   25,306       0.0%
    Kalpataru Power Transmission, Ltd.         4,609   16,594       0.0%
    Kansai Nerolac Paints, Ltd.                9,510   33,521       0.0%
    Karnataka Bank, Ltd. (The)                13,332   26,426       0.0%
    Karur Vysya Bank, Ltd. (The)               6,981   52,796       0.0%
    Kaveri Seed Co., Ltd.                      2,825   36,974       0.0%
    Kotak Mahindra Bank, Ltd.                  7,949  166,502       0.0%
    KPIT Technologies, Ltd.                    7,775   12,886       0.0%
    Lakshmi Machine Works, Ltd.                  197   11,597       0.0%
    Larsen & Toubro, Ltd.                      7,587  195,369       0.1%
    Mahindra & Mahindra, Ltd.                 25,627  463,366       0.1%
    Marico, Ltd.                               4,420   27,871       0.0%
    McLeod Russel India, Ltd.                  7,394   28,064       0.0%
    MindTree, Ltd.                             5,638  108,387       0.0%
    Motherson Sumi Systems, Ltd.               9,828   78,078       0.0%
    Mphasis, Ltd.                              5,354   33,009       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
    MRF, Ltd.                                    203 $117,660       0.0%
    Natco Pharma, Ltd.                         1,282   42,943       0.0%
    National Aluminium Co., Ltd.              41,903   31,254       0.0%
    NCC, Ltd.                                 49,485   70,775       0.0%
    Nestle India, Ltd.                           561   58,043       0.0%
    NHPC, Ltd.                                78,532   24,452       0.0%
    NIIT Technologies, Ltd.                    2,165   11,940       0.0%
*   Nirvikara Paper Mills, Ltd.                  619      465       0.0%
    NTPC, Ltd.                                37,544   88,526       0.0%
    Oberoi Realty, Ltd.                        7,110   29,942       0.0%
    Oil & Natural Gas Corp., Ltd.             12,713   60,774       0.0%
    Oil India, Ltd.                            4,587   33,034       0.0%
    Oracle Financial Services Software, Ltd.   1,158   60,115       0.0%
    Oriental Bank of Commerce                  8,659   27,783       0.0%
    Page Industries, Ltd.                        332   70,764       0.0%
    PC Jeweller, Ltd.                          6,560   35,621       0.0%
    Persistent Systems, Ltd.                   1,900   21,131       0.0%
    Petronet LNG, Ltd.                        24,421   66,770       0.0%
    Phoenix Mills, Ltd. (The)                    654    3,714       0.0%
    PI Industries, Ltd.                        3,140   32,320       0.0%
    Pidilite Industries, Ltd.                  3,370   29,934       0.0%
    Procter & Gamble Hygiene & Health Care,
      Ltd.                                       289   31,254       0.0%
    PTC India Financial Services, Ltd.        26,026   21,783       0.0%
    PTC India, Ltd.                           23,685   26,501       0.0%
    Rallis India, Ltd.                         6,162   20,939       0.0%
    Ramco Cements, Ltd. (The)                  5,185   25,168       0.0%
    Raymond, Ltd.                              3,375   23,650       0.0%
    Redington India, Ltd.                     26,277   49,244       0.0%
    Reliance Industries, Ltd.                 28,097  382,242       0.1%
    Reliance Infrastructure, Ltd.              4,690   30,629       0.0%
*   Reliance Power, Ltd.                      81,909   72,903       0.0%
    Sanofi India, Ltd.                           331   17,296       0.0%
    Sesa Sterlite, Ltd.                       51,635  169,426       0.0%
    Sesa Sterlite, Ltd. ADR                    3,300   43,362       0.0%
    Shree Cement, Ltd.                           484   77,547       0.0%
    Siemens, Ltd.                              3,779   81,295       0.0%
    Sintex Industries, Ltd.                   26,478   46,273       0.0%
    SKF India, Ltd.                            1,125   24,946       0.0%
    Sobha, Ltd.                                8,675   53,468       0.0%
    South Indian Bank, Ltd. (The)            100,554   38,420       0.0%
    SRF, Ltd.                                  1,574   24,518       0.0%
    State Bank of Bikaner & Jaipur             1,703   14,860       0.0%
    State Bank of India                       25,857  109,578       0.0%
    Sun Pharmaceutical Industries, Ltd.        7,781  115,463       0.0%
    Sun TV Network, Ltd.                      10,900   59,866       0.0%
    Sundram Fasteners, Ltd.                    7,498   21,019       0.0%
    Supreme Industries, Ltd.                   4,157   44,986       0.0%
    Syndicate Bank                            14,896   23,301       0.0%
    Tata Communications, Ltd.                  9,103   62,509       0.0%
    Tata Consultancy Services, Ltd.            5,035  195,944       0.1%
    Tata Global Beverages, Ltd.               41,938   94,186       0.0%
    Tata Motors, Ltd.(B611LV1)                38,226  307,199       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDIA -- (Continued)
    Tata Motors, Ltd.()                       2,104 $    16,836       0.0%
    Tata Motors, Ltd. Sponsored ADR           2,004      82,545       0.0%
    Tata Power Co., Ltd.                     34,241      40,804       0.0%
    Tata Steel, Ltd.                         29,559     168,252       0.0%
    Tech Mahindra, Ltd.                      14,024     137,138       0.0%
    Thermax, Ltd.                             1,932      29,805       0.0%
    Torrent Pharmaceuticals, Ltd.             3,293      62,440       0.0%
    Torrent Power, Ltd.                       9,302      24,168       0.0%
    Tube Investments of India, Ltd.           7,371      42,312       0.0%
    TVS Motor Co., Ltd.                      15,128      56,114       0.0%
    UCO Bank                                 23,089      22,947       0.0%
    Ultratech Cement, Ltd.                    1,288      54,285       0.0%
    Union Bank of India                      18,358      41,674       0.0%
*   Unitech, Ltd.                           180,960      43,835       0.0%
    United Breweries, Ltd.                    1,689      24,746       0.0%
*   United Spirits, Ltd.                      1,729      91,131       0.0%
    UPL, Ltd.                                41,445     320,728       0.1%
    V-Guard Industries, Ltd.                    972      15,288       0.0%
    VA Tech Wabag, Ltd.                       1,668      18,393       0.0%
    Vakrangee, Ltd.                          14,670      24,342       0.0%
*   Videocon Industries, Ltd.                10,510      24,579       0.0%
    Vijaya Bank                              32,029      22,921       0.0%
    Voltas, Ltd.                              9,676      42,525       0.0%
    WABCO India, Ltd.                           144      12,570       0.0%
    Welspun India, Ltd.                       2,025      15,264       0.0%
    Wipro, Ltd.                              20,563     173,861       0.0%
    Wockhardt, Ltd.                           1,369      27,753       0.0%
    Yes Bank, Ltd.                           24,624     326,731       0.1%
    Zee Entertainment Enterprises, Ltd.      46,659     229,270       0.1%
    Zensar Technologies, Ltd.                 1,374      15,101       0.0%
                                                    -----------       ---
TOTAL INDIA                                          15,930,549       1.9%
                                                    -----------       ---
INDONESIA -- (0.7%)
    Ace Hardware Indonesia Tbk PT         1,006,800      50,070       0.0%
    Adaro Energy Tbk PT                   1,213,500      81,705       0.0%
    Adhi Karya Persero Tbk PT               245,900      52,210       0.0%
    Agung Podomoro Land Tbk PT            1,187,400      38,158       0.0%
    AKR Corporindo Tbk PT                    63,500      25,419       0.0%
    Alam Sutera Realty Tbk PT             2,067,100      97,451       0.0%
    Aneka Tambang Persero Tbk PT            635,300      38,837       0.0%
    Astra Agro Lestari Tbk PT                47,000      73,504       0.0%
    Astra International Tbk PT              633,000     333,105       0.1%
    Bank Bukopin Tbk PT                     264,800      14,172       0.0%
    Bank Central Asia Tbk PT                211,800     219,299       0.1%
    Bank Danamon Indonesia Tbk PT           404,800     123,820       0.0%
    Bank Mandiri Persero Tbk PT             272,200     223,896       0.1%
    Bank Negara Indonesia Persero Tbk PT    300,000     148,055       0.0%
*   Bank Pan Indonesia Tbk PT               246,700      24,679       0.0%
    Bank Pembangunan Daerah Jawa Barat
      Dan Banten Tbk PT                     584,800      39,377       0.0%
    Bank Rakyat Indonesia Persero Tbk PT    459,900     410,599       0.1%
    Bank Tabungan Negara Persero Tbk PT   1,284,600     110,064       0.0%
*   Bumi Resources Tbk PT                 1,619,600       8,959       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
INDONESIA -- (Continued)
    Bumi Serpong Damai Tbk PT                  744,700 $106,705       0.0%
    Charoen Pokphand Indonesia Tbk PT          292,700   63,824       0.0%
    Ciputra Development Tbk PT               1,004,000  105,853       0.0%
    Ciputra Property Tbk PT                    686,500   35,867       0.0%
    Ciputra Surya Tbk PT                        66,600   15,105       0.0%
    Citra Marga Nusaphala Persada Tbk PT        93,375   16,973       0.0%
    Eagle High Plantations Tbk PT              633,900   12,331       0.0%
    Elnusa Tbk PT                              496,100   22,646       0.0%
*   Energi Mega Persada Tbk PT               4,468,500   27,503       0.0%
    Gajah Tunggal Tbk PT                       151,400   12,815       0.0%
*   Garuda Indonesia Persero Tbk PT            490,400   22,458       0.0%
    Global Mediacom Tbk PT                   1,032,200  123,215       0.0%
    Gudang Garam Tbk PT                         12,700   48,811       0.0%
*   Hanson International Tbk PT              1,584,900   86,703       0.0%
    Harum Energy Tbk PT                         80,800    7,418       0.0%
    Holcim Indonesia Tbk PT                     99,300   11,855       0.0%
    Indo Tambangraya Megah Tbk PT               70,900   68,842       0.0%
    Indocement Tunggal Prakarsa Tbk PT          73,800  119,181       0.0%
    Indofood CBP Sukses Makmur Tbk PT           24,100   24,458       0.0%
    Indofood Sukses Makmur Tbk PT              492,900  255,829       0.1%
*   Indosat Tbk PT                              50,400   15,546       0.0%
    Intiland Development Tbk PT              1,133,300   56,610       0.0%
    Japfa Comfeed Indonesia Tbk PT             607,300   25,640       0.0%
    Jasa Marga Persero Tbk PT                  147,100   70,081       0.0%
    Kalbe Farma Tbk PT                         445,600   61,603       0.0%
    Kawasan Industri Jababeka Tbk PT         1,259,900   27,515       0.0%
*   Lippo Cikarang Tbk PT                       87,500   80,582       0.0%
    Lippo Karawaci Tbk PT                    2,056,100  187,590       0.1%
    Malindo Feedmill Tbk PT                     61,700    6,857       0.0%
    Matahari Putra Prima Tbk PT                 97,200   29,639       0.0%
    Mayora Indah Tbk PT                         14,600   28,702       0.0%
    Medco Energi Internasional Tbk PT          164,500   40,531       0.0%
    Media Nusantara Citra Tbk PT               178,300   30,258       0.0%
    Mitra Adiperkasa Tbk PT                    106,100   45,478       0.0%
    MNC Investama Tbk PT                     3,761,300   77,986       0.0%
    Modernland Realty Tbk PT                 1,521,100   60,869       0.0%
    Multipolar Tbk PT                        1,112,700   68,896       0.0%
*   Nusantara Infrastructure Tbk PT          1,616,300   21,904       0.0%
    Pakuwon Jati Tbk PT                        861,600   29,009       0.0%
*   Panin Financial Tbk PT                   3,615,500   90,994       0.0%
    Pembangunan Perumahan Persero Tbk PT       218,900   65,960       0.0%
    Perusahaan Gas Negara Persero Tbk PT       195,600   61,653       0.0%
    Perusahaan Perkebunan London Sumatra
      Indonesia Tbk PT                         572,300   62,572       0.0%
    Ramayana Lestari Sentosa Tbk PT            579,100   34,547       0.0%
    Salim Ivomas Pratama Tbk PT                297,800   14,650       0.0%
    Semen Indonesia Persero Tbk PT             127,900  122,992       0.0%
*   Sentul City Tbk PT                       4,119,800   30,628       0.0%
    Sri Rejeki Isman Tbk PT                  1,070,100   22,363       0.0%
*   Sugih Energy Tbk PT                      2,199,900   67,019       0.0%
    Summarecon Agung Tbk PT                    455,900   62,287       0.0%
    Surya Citra Media Tbk PT                    96,700   21,560       0.0%
    Surya Semesta Internusa Tbk PT             504,900   45,789       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
INDONESIA -- (Continued)
    Tambang Batubara Bukit Asam Persero
      Tbk PT                                 132,500 $   95,265       0.0%
    Telekomunikasi Indonesia Persero Tbk
      PT                                     288,300     57,983       0.0%
    Telekomunikasi Indonesia Persero Tbk
      PT Sponsored ADR                         3,000    124,140       0.0%
    Tiga Pilar Sejahtera Food Tbk            264,900     35,857       0.0%
    Timah Persero Tbk PT                     584,000     36,502       0.0%
*   Tiphone Mobile Indonesia Tbk PT          246,200     18,200       0.0%
    Total Bangun Persada Tbk PT              116,600      8,479       0.0%
    Tower Bersama Infrastructure Tbk PT       84,400     55,165       0.0%
    Unilever Indonesia Tbk PT                 21,600     70,833       0.0%
    United Tractors Tbk PT                   222,600    366,017       0.1%
    Vale Indonesia Tbk PT                    288,100     61,896       0.0%
*   Visi Media Asia Tbk PT                   972,200     34,758       0.0%
    Waskita Karya Persero Tbk PT              73,600      9,766       0.0%
    Wijaya Karya Persero Tbk PT              141,900     32,532       0.0%
    XL Axiata Tbk PT                         480,500    149,127       0.0%
                                                     ----------       ---
TOTAL INDONESIA                                       6,126,601       0.7%
                                                     ----------       ---
IRELAND -- (0.4%)
*   Bank of Ireland                        1,029,525    397,987       0.1%
*   Bank of Ireland Sponsored ADR              2,145     32,690       0.0%
    C&C Group P.L.C.                          24,281     98,388       0.0%
    CRH P.L.C.                                 6,006    168,754       0.0%
    CRH P.L.C. Sponsored ADR                  33,264    929,729       0.1%
    Dragon Oil P.L.C.                          9,600     90,331       0.0%
    FBD Holdings P.L.C.                        1,392     15,039       0.0%
    Fyffes P.L.C.                              8,249     11,125       0.0%
    Glanbia P.L.C.                             8,497    157,475       0.0%
    Irish Continental Group P.L.C.            11,732     52,510       0.0%
    Kerry Group P.L.C. Class A                 4,139    304,433       0.0%
    Kingspan Group P.L.C.                     19,371    384,324       0.1%
    Paddy Power P.L.C.                         3,448    308,255       0.0%
    Smurfit Kappa Group P.L.C.                16,724    512,030       0.1%
                                                     ----------       ---
TOTAL IRELAND                                         3,463,070       0.4%
                                                     ----------       ---
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.            8,961      8,405       0.0%
*   Airport City, Ltd.                         4,485     47,303       0.0%
    Amot Investments, Ltd.                    13,260     44,783       0.0%
    Azrieli Group                              2,950    127,267       0.0%
    Bank Hapoalim BM                          48,163    240,909       0.1%
*   Bank Leumi Le-Israel BM                   64,815    251,913       0.1%
    Bezeq The Israeli Telecommunication
      Corp., Ltd.                             94,872    179,692       0.0%
*   Cellcom Israel, Ltd.                       3,989     18,354       0.0%
*   Clal Insurance Enterprises Holdings,
      Ltd.                                     3,825     63,381       0.0%
    Delek Automotive Systems, Ltd.             5,021     60,893       0.0%
    Delek Group, Ltd.                            304     84,810       0.0%
    Delta-Galil Industries, Ltd.               2,000     62,386       0.0%
    Elbit Systems, Ltd.                        1,672    132,310       0.0%
*   Energix-Renewable Energies, Ltd.               1          1       0.0%
*   EZchip Semiconductor, Ltd.                 4,327     84,203       0.0%
    First International Bank Of Israel,
      Ltd.                                     3,146     44,171       0.0%
    Frutarom Industries, Ltd.                  2,673    113,670       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ISRAEL -- (Continued)
    Harel Insurance Investments & Financial
      Services, Ltd.                          20,737 $   96,874       0.0%
    Israel Chemicals, Ltd.                    10,163     71,108       0.0%
*   Israel Discount Bank, Ltd. Class A       121,733    213,850       0.1%
    Ituran Location and Control, Ltd.          1,615     37,011       0.0%
*   Jerusalem Oil Exploration                    620     23,679       0.0%
    Melisron, Ltd.                             1,055     40,453       0.0%
    Menorah Mivtachim Holdings, Ltd.           1,497     14,828       0.0%
    Migdal Insurance & Financial Holding,
      Ltd.                                    78,057     94,514       0.0%
*   Mizrahi Tefahot Bank, Ltd.                17,479    195,503       0.0%
    NICE Systems, Ltd. Sponsored ADR           1,052     62,962       0.0%
*   Nitsba Holdings 1995, Ltd.                 2,694     45,654       0.0%
*   Nova Measuring Instruments, Ltd.           3,364     38,093       0.0%
*   Oil Refineries, Ltd.                     247,057     88,277       0.0%
    Osem Investments, Ltd.                     3,789     80,902       0.0%
*   Partner Communications Co., Ltd.           2,265      5,701       0.0%
    Paz Oil Co., Ltd.                            996    152,358       0.0%
    Phoenix Holdings, Ltd. (The)               3,719     11,009       0.0%
    Rami Levy Chain Stores Hashikma
      Marketing 2006, Ltd.                       345     13,983       0.0%
    Shikun & Binui, Ltd.                      20,668     46,379       0.0%
    Shufersal, Ltd.                           18,483     42,307       0.0%
*   Strauss Group, Ltd.                        1,894     33,730       0.0%
    Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR                           18,373  1,110,097       0.2%
*   Tower Semiconductor, Ltd.                  1,300     18,967       0.0%
                                                     ----------       ---
TOTAL ISRAEL                                          4,102,690       0.5%
                                                     ----------       ---
ITALY -- (1.7%)
    A2A SpA                                  123,522    142,295       0.0%
    ACEA SpA                                   4,507     60,682       0.0%
    Amplifon SpA                               8,820     68,699       0.0%
    Ansaldo STS SpA                            5,128     54,515       0.0%
*   Arnoldo Mondadori Editore SpA             29,283     36,150       0.0%
    Assicurazioni Generali SpA                11,896    232,438       0.1%
    Astaldi SpA                               10,255     89,151       0.0%
    Atlantia SpA                              10,097    283,978       0.1%
*   Autogrill SpA                             11,303    108,105       0.0%
    Azimut Holding SpA                         6,910    202,827       0.0%
*   Banca Carige SpA                         134,474     10,966       0.0%
    Banca Generali SpA                         4,955    166,301       0.0%
    Banca IFIS SpA                               825     16,927       0.0%
*   Banca Monte dei Paschi di Siena SpA       94,460     58,217       0.0%
*   Banca Popolare dell'Emilia Romagna SC     66,213    544,657       0.1%
*   Banca Popolare dell'Etruria e del Lazio
      SC                                      17,542     11,483       0.0%
*   Banca Popolare di Milano Scarl           582,181    599,895       0.1%
    Banca Popolare di Sondrio SCARL           60,628    275,163       0.1%
*   Banco Popolare SC                         35,605    562,896       0.1%
    Brembo SpA                                 2,221     88,846       0.0%
    Brunello Cucinelli SpA                       549     10,187       0.0%
    Buzzi Unicem SpA                          10,666    171,670       0.0%
    Cementir Holding SpA                       6,207     43,771       0.0%
*   CIR-Compagnie Industriali Riunite SpA     59,681     71,367       0.0%
    CNH Industrial NV                         22,596    198,532       0.0%
    Credito Emiliano SpA                      11,588     96,668       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ITALY -- (Continued)
*   Credito Valtellinese SC                  155,055 $  193,500       0.0%
    Danieli & C Officine Meccaniche SpA        1,672     40,683       0.0%
    Davide Campari-Milano SpA                 11,496     88,908       0.0%
    De' Longhi                                 4,219     95,157       0.0%
    DiaSorin SpA                               1,884     86,010       0.0%
*   Ei Towers SpA                                399     24,171       0.0%
    Enel Green Power SpA                      30,300     58,838       0.0%
    Enel SpA                                  64,405    305,276       0.1%
    Engineering SpA                              921     57,516       0.0%
    Eni SpA                                   72,310  1,387,329       0.2%
    Eni SpA Sponsored ADR                      5,745    220,780       0.1%
    ERG SpA                                    9,927    142,704       0.0%
    Esprinet SpA                               1,725     16,580       0.0%
*   Finmeccanica SpA                          19,676    251,044       0.1%
*   Geox SpA                                   3,466     12,665       0.0%
*   Gruppo Editoriale L'Espresso SpA          14,130     18,519       0.0%
    Hera SpA                                  44,327    116,927       0.0%
    Industria Macchine Automatiche SpA         1,396     71,079       0.0%
    Interpump Group SpA                        5,712     96,057       0.0%
    Intesa Sanpaolo SpA                      231,947    779,226       0.1%
    Iren SpA                                  53,471     78,498       0.0%
    Italcementi SpA                           14,743    105,049       0.0%
    Italmobiliare SpA                          1,153     37,643       0.0%
    Luxottica Group SpA                        2,626    172,940       0.0%
    Luxottica Group SpA Sponsored ADR            341     22,376       0.0%
*   Maire Tecnimont SpA                        5,910     17,691       0.0%
    MARR SpA                                   3,259     65,463       0.0%
*   Mediaset SpA                              40,084    206,016       0.0%
    Mediobanca SpA                            59,949    581,959       0.1%
    Mediolanum SpA                            13,029    109,362       0.0%
    Parmalat SpA                              24,247     67,151       0.0%
    Piaggio & C SpA                           21,126     64,077       0.0%
    Pirelli & C. SpA                          11,602    200,736       0.0%
    Prysmian SpA                              15,524    316,581       0.1%
    Recordati SpA                              6,622    131,949       0.0%
    Reply SpA                                    615     65,822       0.0%
*   Safilo Group SpA                           4,756     69,185       0.0%
*   Saipem SpA                                 8,358    110,812       0.0%
*   Salini Impregilo SpA                      29,080    126,891       0.0%
    Salvatore Ferragamo SpA                    2,769     86,107       0.0%
*   Saras SpA                                 16,693     32,367       0.0%
    SAVE SpA                                     741     10,871       0.0%
    Snam SpA                                  39,741    207,016       0.0%
    Societa Cattolica di Assicurazioni SCRL    6,627     56,616       0.0%
    Societa Iniziative Autostradali e
      Servizi SpA                             10,286    118,797       0.0%
*   Sorin SpA                                 37,686    118,620       0.0%
*   Telecom Italia SpA                       772,933    912,267       0.1%
*   Telecom Italia SpA Sponsored ADR           8,643    101,555       0.0%
    Tenaris SA(7538515)                        1,680     25,795       0.0%
    Tenaris SA(2167367)                        1,289     39,637       0.0%
    Terna Rete Elettrica Nazionale SpA        71,795    338,466       0.1%
    Tod's SpA                                    693     63,583       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
ITALY -- (Continued)
    UniCredit SpA                           129,002 $   925,993       0.1%
    Unione di Banche Italiane SCPA           82,457     654,492       0.1%
    Unipol Gruppo Finanziario SpA            26,289     137,917       0.0%
    UnipolSai SpA                            78,280     219,056       0.0%
    Vittoria Assicurazioni SpA                1,833      19,980       0.0%
*   World Duty Free SpA                      10,520     117,438       0.0%
*   Yoox SpA                                  4,825     151,988       0.0%
                                                    -----------       ---
TOTAL ITALY                                          15,158,117       1.8%
                                                    -----------       ---
JAPAN -- (15.2%)
    77 Bank, Ltd. (The)                      33,000     190,449       0.0%
    ABC-Mart, Inc.                              600      34,139       0.0%
    Accordia Golf Co., Ltd.                   6,800      69,160       0.0%
    Achilles Corp.                           10,000      13,065       0.0%
    Adastria Holdings Co., Ltd.               2,900      87,977       0.0%
    ADEKA Corp.                              12,100     170,668       0.0%
    Aderans Co., Ltd.                         4,900      46,212       0.0%
    Advantest Corp.                           6,200      73,094       0.0%
    Aeon Co., Ltd.                           74,124     922,167       0.1%
    Aeon Delight Co., Ltd.                    2,500      66,206       0.0%
    Ai Holdings Corp.                         1,600      29,097       0.0%
    Aica Kogyo Co., Ltd.                      3,900      89,569       0.0%
    Aichi Bank, Ltd. (The)                    1,200      62,766       0.0%
    Aichi Steel Corp.                        15,000      72,110       0.0%
    Aida Engineering, Ltd.                    7,200      82,083       0.0%
    Ain Pharmaciez, Inc.                      1,600      56,449       0.0%
    Air Water, Inc.                          12,000     213,124       0.1%
    Aisan Industry Co., Ltd.                  6,400      60,245       0.0%
    Aisin Seiki Co., Ltd.                    16,400     749,938       0.1%
    Ajinomoto Co., Inc.                      11,000     243,899       0.1%
    Akebono Brake Industry Co., Ltd.         11,400      39,898       0.0%
    Akita Bank, Ltd. (The)                   29,000      89,554       0.0%
    Alfresa Holdings Corp.                   15,000     224,800       0.1%
    Alpen Co., Ltd.                           1,700      27,777       0.0%
    Alpine Electronics, Inc.                  6,600     134,121       0.0%
    Alps Electric Co., Ltd.                   7,500     186,303       0.0%
    Amada Holdings Co., Ltd.                 20,300     204,852       0.0%
    Amano Corp.                               9,100     117,055       0.0%
    Amiyaki Tei Co., Ltd.                       300      11,920       0.0%
    ANA Holdings, Inc.                       27,000      74,648       0.0%
    Anest Iwata Corp.                         1,800      11,720       0.0%
    Anritsu Corp.                            13,700      98,229       0.0%
    AOKI Holdings, Inc.                       7,100      98,414       0.0%
    Aomori Bank, Ltd. (The)                  29,000      95,714       0.0%
    Aoyama Trading Co., Ltd.                  4,900     169,482       0.0%
    Aozora Bank, Ltd.                        21,000      78,549       0.0%
    Arcland Sakamoto Co., Ltd.                1,900      45,830       0.0%
    Arcs Co., Ltd.                            3,500      73,229       0.0%
    Ariake Japan Co., Ltd.                      700      23,288       0.0%
*   Arisawa Manufacturing Co., Ltd.           6,900      57,608       0.0%
    Artnature, Inc.                           4,300      39,999       0.0%
    As One Corp.                              1,700      54,579       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
JAPAN -- (Continued)
    Asahi Co., Ltd.                              1,400 $ 12,367       0.0%
    Asahi Diamond Industrial Co., Ltd.           8,500  104,496       0.0%
    Asahi Glass Co., Ltd.                       57,000  383,608       0.1%
    Asahi Group Holdings, Ltd.                   4,900  157,569       0.0%
    Asahi Holdings, Inc.                         4,200   79,033       0.0%
    Asahi Intecc Co., Ltd.                       1,400   86,216       0.0%
    Asahi Kasei Corp.                           48,000  451,998       0.1%
    Asatsu-DK, Inc.                              4,000  109,983       0.0%
    Asics Corp.                                  2,900   74,415       0.0%
    ASKA Pharmaceutical Co., Ltd.                3,700   36,911       0.0%
    ASKUL Corp.                                    600   14,049       0.0%
    Astellas Pharma, Inc.                       11,000  171,278       0.0%
    Atom Corp.                                   4,500   29,549       0.0%
    Autobacs Seven Co., Ltd.                     5,200   80,993       0.0%
    Avex Group Holdings, Inc.                    6,700  103,406       0.0%
    Awa Bank, Ltd. (The)                        26,000  154,342       0.0%
    Axial Retailing, Inc.                        1,900   55,376       0.0%
    Azbil Corp.                                  5,400  142,247       0.0%
    Bandai Namco Holdings, Inc.                 10,500  215,705       0.1%
    Bando Chemical Industries, Ltd.             12,000   47,854       0.0%
    Bank of Iwate, Ltd. (The)                    2,300  103,285       0.0%
    Bank of Kyoto, Ltd. (The)                   27,000  294,340       0.1%
    Bank of Nagoya, Ltd. (The)                  29,000  106,603       0.0%
    Bank of Okinawa, Ltd. (The)                  2,600  109,730       0.0%
    Bank of Saga, Ltd. (The)                    16,000   42,250       0.0%
    Bank of the Ryukyus, Ltd.                    3,300   48,144       0.0%
    Bank of Yokohama, Ltd. (The)                47,000  298,289       0.1%
    Belc Co., Ltd.                               1,900   55,399       0.0%
    Belluna Co., Ltd.                            2,600   12,555       0.0%
    Benefit One, Inc.                            2,700   39,257       0.0%
    Benesse Holdings, Inc.                       6,200  194,313       0.0%
    Bic Camera, Inc.                             6,000   59,835       0.0%
    BML, Inc.                                    1,800   54,797       0.0%
    Bridgestone Corp.                           11,500  481,662       0.1%
    Broadleaf Co., Ltd.                          2,700   42,095       0.0%
    Brother Industries, Ltd.                    17,300  275,251       0.1%
    Bunka Shutter Co., Ltd.                     10,000   90,842       0.0%
    Calbee, Inc.                                 1,400   57,000       0.0%
    Calsonic Kansei Corp.                       26,000  189,531       0.0%
    Canon Electronics, Inc.                      3,000   60,180       0.0%
    Canon Marketing Japan, Inc.                  4,900   92,045       0.0%
    Canon, Inc.                                 11,900  424,291       0.1%
    Canon, Inc. Sponsored ADR                    1,500   53,400       0.0%
    Capcom Co., Ltd.                             5,100   94,998       0.0%
    Casio Computer Co., Ltd.                     6,200  125,354       0.0%
    Cawachi, Ltd.                                2,000   32,108       0.0%
    Central Glass Co., Ltd.                     24,000  110,272       0.0%
    Central Japan Railway Co.                    1,400  250,049       0.1%
    Century Tokyo Leasing Corp.                  6,500  205,236       0.0%
    Chiba Bank, Ltd. (The)                      32,000  262,989       0.1%
    Chiba Kogyo Bank, Ltd. (The)                 7,100   49,044       0.0%
    Chiyoda Co., Ltd.                            3,100   66,262       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
JAPAN -- (Continued)
    Chiyoda Integre Co., Ltd.                    2,500 $ 62,073       0.0%
    Chubu Electric Power Co., Inc.              12,800  169,659       0.0%
    Chuetsu Pulp & Paper Co., Ltd.              17,000   35,429       0.0%
    Chugai Pharmaceutical Co., Ltd.              1,900   57,782       0.0%
    Chugoku Bank, Ltd. (The)                    15,900  255,452       0.1%
    Chugoku Electric Power Co., Inc. (The)       6,100   89,556       0.0%
    Chugoku Marine Paints, Ltd.                  6,000   51,988       0.0%
    Chukyo Bank, Ltd. (The)                      6,000   11,333       0.0%
    Citizen Holdings Co., Ltd.                  28,500  225,540       0.1%
    CKD Corp.                                    6,000   54,983       0.0%
    Clarion Co., Ltd.                           13,000   36,103       0.0%
    Cleanup Corp.                                1,400   11,139       0.0%
    CMIC Holdings Co., Ltd.                      1,000   14,853       0.0%
    Coca-Cola East Japan Co., Ltd.               8,100  151,365       0.0%
    Coca-Cola West Co., Ltd.                     9,400  149,553       0.0%
    Cocokara fine, Inc.                            900   27,456       0.0%
    COLOPL, Inc.                                 3,500   71,671       0.0%
    Colowide Co., Ltd.                           4,700   64,949       0.0%
    COMSYS Holdings Corp.                       11,400  158,822       0.0%
    COOKPAD, Inc.                                  600   25,542       0.0%
*   Cosmo Oil Co., Ltd.                         75,000  111,193       0.0%
    Cosmos Pharmaceutical Corp.                    500   67,317       0.0%
    CREATE SD HOLDINGS Co., Ltd.                 1,000   43,547       0.0%
    Credit Saison Co., Ltd.                      4,000   75,639       0.0%
    Cresco, Ltd.                                   900   14,046       0.0%
    CyberAgent, Inc.                             1,400   67,369       0.0%
    Dai Nippon Printing Co., Ltd.               22,000  227,273       0.1%
    Dai Nippon Toryo Co., Ltd.                   8,000   10,401       0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)     21,300  350,085       0.1%
    Dai-ichi Seiko Co., Ltd.                       600   11,443       0.0%
    Daibiru Corp.                                8,500   83,463       0.0%
    Daicel Corp.                                15,000  180,842       0.0%
    Daido Metal Co., Ltd.                        5,000   54,261       0.0%
    Daido Steel Co., Ltd.                       38,000  181,700       0.0%
    Daifuku Co., Ltd.                            9,100  121,231       0.0%
    Daihatsu Motor Co., Ltd.                    18,200  263,635       0.1%
    Daihen Corp.                                17,000   82,986       0.0%
    Daiho Corp.                                 11,000   55,029       0.0%
    Daiichi Jitsugyo Co., Ltd.                   3,000   15,819       0.0%
    Daiichi Sankyo Co., Ltd.                    22,100  383,848       0.1%
    Daiichikosho Co., Ltd.                       4,200  135,457       0.0%
    Daikin Industries, Ltd.                      3,800  256,002       0.1%
    Daikokutenbussan Co., Ltd.                     500   20,989       0.0%
    Daikyo, Inc.                                45,000   67,706       0.0%
    Dainichiseika Color & Chemicals
      Manufacturing Co., Ltd.                   14,000   75,668       0.0%
    Daio Paper Corp.                            13,000  137,920       0.0%
    Daisan Bank, Ltd. (The)                     18,000   29,681       0.0%
    Daiseki Co., Ltd.                            3,700   65,845       0.0%
    Daishi Bank, Ltd. (The)                     40,000  150,851       0.0%
    Daiso Co., Ltd.                             11,000   38,474       0.0%
    Daito Pharmaceutical Co., Ltd.               1,650   31,936       0.0%
    Daito Trust Construction Co., Ltd.           1,800  209,611       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                              SHARES  VALUE++  OF NET ASSETS**
                                              ------- -------- ---------------
  JAPAN -- (Continued)
  Daiwa House Industry Co., Ltd.               12,900 $287,993       0.1%
  Daiwa Securities Group, Inc.                 38,000  315,241       0.1%
  Daiwabo Holdings Co., Ltd.                   37,000   61,682       0.0%
  DCM Holdings Co., Ltd.                       12,700  105,913       0.0%
  Dena Co., Ltd.                               13,000  259,688       0.1%
  Denki Kagaku Kogyo K.K.                      52,000  212,326       0.1%
  Denso Corp.                                  11,000  546,103       0.1%
  Dentsu, Inc.                                  3,300  153,828       0.0%
  Denyo Co., Ltd.                                 900   13,602       0.0%
  Descente, Ltd.                                2,000   25,676       0.0%
  DIC Corp.                                   108,000  326,751       0.1%
  Disco Corp.                                     600   54,640       0.0%
  DMG Mori Seiki Co., Ltd.                     10,300  167,983       0.0%
  Don Quijote Holdings Co., Ltd.                1,200   91,553       0.0%
  Doshisha Co., Ltd.                            2,700   40,504       0.0%
  Doutor Nichires Holdings Co., Ltd.            3,900   73,664       0.0%
  Dowa Holdings Co., Ltd.                      22,000  197,429       0.0%
  Dr Ci:Labo Co., Ltd.                          1,700   63,958       0.0%
  DTS Corp.                                     2,800   56,988       0.0%
  Duskin Co., Ltd.                              1,500   25,713       0.0%
  Eagle Industry Co., Ltd.                      4,000   80,778       0.0%
  Earth Chemical Co., Ltd.                        300   11,031       0.0%
  East Japan Railway Co.                        3,200  282,838       0.1%
  Ebara Corp.                                  51,000  226,723       0.1%
  EDION Corp.                                  13,500   98,535       0.0%
  Ehime Bank, Ltd. (The)                       18,000   38,107       0.0%
  Eighteenth Bank, Ltd. (The)                  24,000   78,563       0.0%
  Eiken Chemical Co., Ltd.                        900   17,829       0.0%
  Eisai Co., Ltd.                               1,100   73,323       0.0%
  Eizo Corp.                                    3,600   79,856       0.0%
  Elecom Co., Ltd.                              1,700   38,281       0.0%
  Electric Power Development Co., Ltd.          2,500   83,923       0.0%
  Elematec Corp.                                  500   12,635       0.0%
  en-japan, Inc.                                1,600   23,770       0.0%
  Enplas Corp.                                  1,900   76,465       0.0%
  EPS Holdings, Inc.                            1,700   19,798       0.0%
  Exedy Corp.                                   4,300  105,606       0.0%
  Ezaki Glico Co., Ltd.                         1,400   58,304       0.0%
  F@N Communications, Inc.                      5,300   44,083       0.0%
  FamilyMart Co., Ltd.                          2,000   86,126       0.0%
  Fancl Corp.                                   2,200   28,605       0.0%
  FANUC Corp.                                   1,500  329,944       0.1%
  Fast Retailing Co., Ltd.                        300  118,164       0.0%
  FCC Co., Ltd.                                 5,800   94,102       0.0%
  Ferrotec Corp.                                2,500   14,524       0.0%
  FIDEA Holdings Co., Ltd.                     20,300   40,407       0.0%
  Fields Corp.                                  1,100   17,545       0.0%
  Financial Products Group Co., Ltd.            6,700   69,205       0.0%
  Foster Electric Co., Ltd.                     3,700   95,747       0.0%
  FP Corp.                                      3,200  114,806       0.0%
  Fudo Tetra Corp.                             27,000   51,047       0.0%
  Fuji Co., Ltd.                                2,200   39,357       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
JAPAN -- (Continued)
    Fuji Electric Co., Ltd.                     56,000 $264,090       0.1%
    Fuji Heavy Industries, Ltd.                  9,400  314,336       0.1%
    Fuji Kyuko Co., Ltd.                         4,000   37,554       0.0%
    Fuji Media Holdings, Inc.                    4,400   61,599       0.0%
    Fuji Oil Co., Ltd.                           7,900  114,866       0.0%
    Fuji Seal International, Inc.                2,300   69,002       0.0%
    Fuji Soft, Inc.                              2,100   42,695       0.0%
    Fujibo Holdings, Inc.                       13,000   32,402       0.0%
    Fujicco Co., Ltd.                            1,000   16,886       0.0%
    FUJIFILM Holdings Corp.                      9,800  369,137       0.1%
    Fujikura, Ltd.                              22,000  104,783       0.0%
    Fujimi, Inc.                                 1,200   20,293       0.0%
    Fujimori Kogyo Co., Ltd.                     2,100   66,060       0.0%
    Fujitec Co., Ltd.                            8,100   88,074       0.0%
    Fujitsu Frontech, Ltd.                       1,000   12,392       0.0%
    Fujitsu General, Ltd.                        7,000  100,820       0.0%
    Fujitsu, Ltd.                               33,000  218,736       0.1%
    Fukui Bank, Ltd. (The)                      21,000   47,234       0.0%
    Fukuoka Financial Group, Inc.               18,000  103,414       0.0%
    Fukushima Bank, Ltd. (The)                  26,000   20,395       0.0%
    Fukushima Industries Corp.                   3,500   58,793       0.0%
    Fukuyama Transporting Co., Ltd.             21,000  118,994       0.0%
    Furukawa Battery Co., Ltd. (The)             2,000   14,720       0.0%
    Furukawa Co., Ltd.                          29,000   50,321       0.0%
    Furukawa Electric Co., Ltd.                 87,000  159,462       0.0%
    Furuno Electric Co., Ltd.                    3,000   24,345       0.0%
*   Futaba Industrial Co., Ltd.                 10,000   50,249       0.0%
    Fuyo General Lease Co., Ltd.                   600   24,543       0.0%
    G-Tekt Corp.                                 1,200   11,543       0.0%
    Gecoss Corp.                                 1,000   12,259       0.0%
    Geo Holdings Corp.                           4,700   51,050       0.0%
    GLOBERIDE, Inc.                              8,000   13,189       0.0%
    Glory, Ltd.                                  6,100  168,832       0.0%
    GMO internet, Inc.                           5,000   62,856       0.0%
    GMO Payment Gateway, Inc.                      700   17,981       0.0%
    Godo Steel, Ltd.                            10,000   16,190       0.0%
    Goldcrest Co., Ltd.                          2,500   49,135       0.0%
    Gree, Inc.                                  18,900  122,027       0.0%
    GS Yuasa Corp.                              51,000  239,765       0.1%
    Gulliver International Co., Ltd.             5,700   44,587       0.0%
    GungHo Online Entertainment, Inc.           17,100   70,198       0.0%
    Gunma Bank, Ltd. (The)                      36,000  254,926       0.1%
    Gunze, Ltd.                                 31,000   83,351       0.0%
    Gurunavi, Inc.                               1,500   27,760       0.0%
    H2O Retailing Corp.                          6,600  118,752       0.0%
    Hachijuni Bank, Ltd. (The)                  32,000  249,463       0.1%
    Hakuhodo DY Holdings, Inc.                   8,500   90,964       0.0%
    Hamakyorex Co., Ltd.                         1,600   59,642       0.0%
    Hamamatsu Photonics K.K.                     2,200   64,171       0.0%
    Hankyu Hanshin Holdings, Inc.               53,000  319,912       0.1%
    Hanwa Co., Ltd.                             29,000  119,888       0.0%
    Happinet Corp.                                 800    9,224       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Harmonic Drive Systems, Inc.                 800 $   16,896       0.0%
    Haseko Corp.                              13,500    133,303       0.0%
    Hazama Ando Corp.                         29,000    164,546       0.0%
    Heiwa Corp.                                6,700    139,692       0.0%
    Heiwa Real Estate Co., Ltd.                4,900     66,501       0.0%
    Heiwado Co., Ltd.                          4,200    100,860       0.0%
    HI-LEX Corp.                                 400     12,802       0.0%
    Hiday Hidaka Corp.                           600     14,586       0.0%
    Higashi Nihon House Co., Ltd.              3,400     15,860       0.0%
    Higashi-Nippon Bank, Ltd. (The)           24,000     84,851       0.0%
    Higo Bank, Ltd. (The)                     28,000    179,964       0.0%
    Hikari Tsushin, Inc.                         600     40,046       0.0%
    Hino Motors, Ltd.                          9,400    122,630       0.0%
    Hiroshima Bank, Ltd. (The)                44,000    256,996       0.1%
    HIS Co., Ltd.                              1,500     49,999       0.0%
    Hisamitsu Pharmaceutical Co., Inc.         1,300     56,022       0.0%
    Hitachi Capital Corp.                      9,200    208,427       0.0%
    Hitachi Chemical Co., Ltd.                 4,600     89,037       0.0%
    Hitachi Construction Machinery Co., Ltd.   8,900    158,007       0.0%
    Hitachi High-Technologies Corp.            4,000    115,919       0.0%
    Hitachi Koki Co., Ltd.                    10,400     85,533       0.0%
    Hitachi Kokusai Electric, Inc.             7,000     96,955       0.0%
    Hitachi Metals, Ltd.                       9,000    140,753       0.0%
    Hitachi Transport System, Ltd.             8,400    135,470       0.0%
    Hitachi Zosen Corp.                       22,000    121,284       0.0%
    Hitachi, Ltd.                            197,000  1,344,112       0.2%
    Hitachi, Ltd. ADR                          2,000    135,800       0.0%
    Hochiki Corp.                              4,800     33,831       0.0%
    Hogy Medical Co., Ltd.                     1,100     52,960       0.0%
*   Hokkaido Electric Power Co., Inc.         17,200    158,629       0.0%
    Hokkoku Bank, Ltd. (The)                  40,000    144,891       0.0%
    Hokuetsu Bank, Ltd. (The)                 26,000     52,224       0.0%
    Hokuetsu Industries Co., Ltd.              6,000     48,268       0.0%
    Hokuetsu Kishu Paper Co., Ltd.            17,700     96,281       0.0%
    Hokuhoku Financial Group, Inc.           117,000    279,797       0.1%
    Hokuriku Electric Power Co.               10,400    153,750       0.0%
    Hokuto Corp.                               2,400     43,103       0.0%
    Honda Motor Co., Ltd.                     50,300  1,686,326       0.2%
    Honda Motor Co., Ltd. Sponsored ADR       10,600    355,418       0.1%
    Honeys Co., Ltd.                           1,300     11,735       0.0%
    Horiba, Ltd.                               4,500    168,981       0.0%
    Hoshizaki Electric Co., Ltd.                 800     47,066       0.0%
    House Foods Group, Inc.                    5,400    110,274       0.0%
    Hoya Corp.                                 3,100    119,477       0.0%
    Hyakugo Bank, Ltd. (The)                  36,000    176,973       0.0%
    Hyakujushi Bank, Ltd. (The)               35,000    120,147       0.0%
    Ibiden Co., Ltd.                          15,200    265,842       0.1%
    IBJ Leasing Co., Ltd.                        500     11,181       0.0%
    Ichibanya Co., Ltd.                        1,200     53,912       0.0%
    ICHINEN HOLDINGS Co., Ltd.                 3,000     26,929       0.0%
    Ichiyoshi Securities Co., Ltd.             5,700     61,197       0.0%
    Idec Corp.                                 1,300     11,765       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                               SHARES VALUE++  OF NET ASSETS**
                                               ------ -------- ---------------
JAPAN -- (Continued)
    Idemitsu Kosan Co., Ltd.                    9,400 $182,095       0.0%
    Ihara Chemical Industry Co., Ltd.           1,500   19,565       0.0%
    IHI Corp.                                  47,000  215,478       0.1%
    Iida Group Holdings Co., Ltd.               4,600   61,740       0.0%
    Iino Kaiun Kaisha, Ltd.                     9,700   51,022       0.0%
    Ikyu Corp.                                  2,200   42,931       0.0%
    Imasen Electric Industrial                  1,000   12,395       0.0%
    Inaba Denki Sangyo Co., Ltd.                3,200  115,702       0.0%
    Inabata & Co., Ltd.                         5,200   54,703       0.0%
    Ines Corp.                                  1,800   17,077       0.0%
    Internet Initiative Japan, Inc.             4,100   69,324       0.0%
    Iriso Electronics Co., Ltd.                 1,200   83,279       0.0%
    Iseki & Co., Ltd.                          40,000   82,721       0.0%
    Isetan Mitsukoshi Holdings, Ltd.           11,500  186,067       0.0%
*   Ishihara Sangyo Kaisha, Ltd.               62,000   61,527       0.0%
    Isuzu Motors, Ltd.                         16,800  222,664       0.1%
    IT Holdings Corp.                          10,000  196,919       0.0%
    Ito En, Ltd.                                5,100  105,970       0.0%
    ITOCHU Corp.                               48,200  593,490       0.1%
    Itochu Enex Co., Ltd.                       6,600   59,600       0.0%
    Itochu Techno-Solutions Corp.               3,800   86,541       0.0%
    Itoham Foods, Inc.                          8,000   43,216       0.0%
    Itoki Corp.                                 7,300   43,252       0.0%
    IwaiCosmo Holdings, Inc.                    1,500   20,119       0.0%
    Iwatani Corp.                              23,000  155,560       0.0%
    Iyo Bank, Ltd. (The)                       11,500  143,255       0.0%
    Izumi Co., Ltd.                             1,500   59,409       0.0%
    J Front Retailing Co., Ltd.                18,300  304,946       0.1%
    J-Oil Mills, Inc.                          11,000   37,192       0.0%
    Jamco Corp.                                 1,800   51,419       0.0%
*   Janome Sewing Machine Co., Ltd.            17,000   20,206       0.0%
    Japan Airport Terminal Co., Ltd.            1,600   90,072       0.0%
    Japan Aviation Electronics Industry, Ltd.   4,000   96,087       0.0%
*   Japan Communications, Inc.                  4,700   17,242       0.0%
    Japan Drilling Co., Ltd.                      400   13,435       0.0%
    Japan Exchange Group, Inc.                  6,700  193,577       0.0%
    Japan Radio Co., Ltd.                      12,000   45,162       0.0%
    Japan Steel Works, Ltd. (The)              29,000  133,832       0.0%
    Japan Tobacco, Inc.                        10,200  356,193       0.1%
    Japan Wool Textile Co., Ltd. (The)          8,000   60,136       0.0%
    Jeol, Ltd.                                 14,000   70,867       0.0%
    JFE Holdings, Inc.                         15,000  338,623       0.1%
    JGC Corp.                                  10,000  208,109       0.0%
    Jin Co., Ltd.                                 600   23,084       0.0%
    Joshin Denki Co., Ltd.                      2,000   16,045       0.0%
    Jowa Holdings Co., Ltd.                     1,400   56,761       0.0%
    Joyo Bank, Ltd. (The)                      29,000  158,628       0.0%
    JSP Corp.                                     700   13,261       0.0%
    JSR Corp.                                   8,800  150,105       0.0%
    JTEKT Corp.                                17,900  304,867       0.1%
    Juki Corp.                                 16,000   47,322       0.0%
    Juroku Bank, Ltd. (The)                    42,000  167,207       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    JVC Kenwood Corp.                         9,900 $ 30,071       0.0%
    JX Holdings, Inc.                        85,100  370,583       0.1%
    K's Holdings Corp.                        5,800  193,661       0.0%
    kabu.com Securities Co., Ltd.             6,100   44,520       0.0%
*   Kadokawa Dwango                           2,000   31,481       0.0%
    Kaga Electronics Co., Ltd.                1,300   15,708       0.0%
    Kagome Co., Ltd.                          1,500   23,524       0.0%
    Kagoshima Bank, Ltd. (The)               24,000  172,752       0.0%
    Kajima Corp.                             24,000  114,644       0.0%
    Kakaku.com, Inc.                          6,200   96,149       0.0%
    Kaken Pharmaceutical Co., Ltd.            3,000  107,207       0.0%
    Kameda Seika Co., Ltd.                    1,100   44,799       0.0%
    Kamei Corp.                               2,900   21,259       0.0%
    Kamigumi Co., Ltd.                       19,000  190,231       0.0%
    Kanamoto Co., Ltd.                        4,000  116,995       0.0%
    Kandenko Co., Ltd.                       17,000  107,854       0.0%
    Kaneka Corp.                             27,000  188,241       0.0%
    Kanematsu Corp.                          61,000   95,848       0.0%
*   Kansai Electric Power Co., Inc. (The)    15,600  156,778       0.0%
    Kansai Paint Co., Ltd.                    4,000   71,302       0.0%
    Kansai Urban Banking Corp.                4,300   47,020       0.0%
    Kanto Denka Kogyo Co., Ltd.               4,000   24,933       0.0%
    Kao Corp.                                 4,700  225,078       0.1%
    Kasai Kogyo Co., Ltd.                     5,800   49,564       0.0%
    Katakura Industries Co., Ltd.             3,700   39,912       0.0%
    Kato Sangyo Co., Ltd.                     3,500   74,082       0.0%
    Kato Works Co., Ltd.                      6,000   38,430       0.0%
    Kawasaki Heavy Industries, Ltd.          39,000  201,000       0.0%
    Kawasaki Kisen Kaisha, Ltd.              98,000  253,145       0.1%
    KDDI Corp.                               22,500  532,403       0.1%
    Keihan Electric Railway Co., Ltd.        21,000  121,797       0.0%
    Keihanshin Building Co., Ltd.             4,500   26,574       0.0%
    Keihin Corp.                              5,100   83,536       0.0%
    Keikyu Corp.                             10,000   79,492       0.0%
    Keio Corp.                               11,000   84,960       0.0%
    Keisei Electric Railway Co., Ltd.         6,000   71,122       0.0%
    Keiyo Bank, Ltd. (The)                   35,000  207,178       0.0%
    Kewpie Corp.                              3,800   92,715       0.0%
    KEY Coffee, Inc.                            900   13,603       0.0%
    Keyence Corp.                               200  106,770       0.0%
    Kikkoman Corp.                            3,000   85,557       0.0%
    Kinden Corp.                             14,000  196,639       0.0%
    Kintetsu Group Holdings Co., Ltd.        31,000  109,792       0.0%
    Kintetsu World Express, Inc.              1,300   59,881       0.0%
    Kinugawa Rubber Industrial Co., Ltd.     11,000   50,585       0.0%
    Kirin Holdings Co., Ltd.                 29,000  383,850       0.1%
    Kitagawa Iron Works Co., Ltd.            15,000   31,617       0.0%
    Kito Corp.                                1,100   10,708       0.0%
    Kitz Corp.                               14,900   75,565       0.0%
    Kiyo Bank, Ltd. (The)                     2,700   38,717       0.0%
*   KLab, Inc.                                4,200   50,235       0.0%
*   KNT-CT Holdings Co., Ltd.                33,000   46,596       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Koa Corp.                                  5,900 $ 60,436       0.0%
    Kobayashi Pharmaceutical Co., Ltd.         1,200   84,083       0.0%
    Kobe Bussan Co., Ltd.                      1,200   51,059       0.0%
    Kobe Steel, Ltd.                         268,000  487,114       0.1%
    Kohnan Shoji Co., Ltd.                     2,200   24,538       0.0%
    Koito Manufacturing Co., Ltd.              4,000  139,969       0.0%
    Kokuyo Co., Ltd.                          11,500  105,048       0.0%
    Komatsu, Ltd.                             35,000  704,169       0.1%
    Komeri Co., Ltd.                           3,400   76,516       0.0%
    Konami Corp.                               8,200  150,487       0.0%
    Konica Minolta, Inc.                      33,900  374,327       0.1%
    Konishi Co., Ltd.                          2,800   49,090       0.0%
    Konoike Transport Co., Ltd.                1,200   12,831       0.0%
    Kose Corp.                                 1,300   84,777       0.0%
    Kubota Corp.                              11,000  172,161       0.0%
    Kubota Corp. Sponsored ADR                 1,000   77,850       0.0%
    Kumagai Gumi Co., Ltd.                    23,000   73,470       0.0%
    Kumiai Chemical Industry Co., Ltd.         2,000   17,661       0.0%
    Kura Corp.                                   800   30,853       0.0%
    Kurabo Industries, Ltd.                   32,000   56,076       0.0%
    Kuraray Co., Ltd.                         15,100  204,193       0.0%
    Kureha Corp.                              20,000   91,532       0.0%
    Kurimoto, Ltd.                             8,000   15,366       0.0%
    Kurita Water Industries, Ltd.              8,200  213,072       0.1%
    Kuroda Electric Co., Ltd.                  3,800   68,312       0.0%
    Kusuri No Aoki Co., Ltd.                     300   22,092       0.0%
    KYB Co., Ltd.                             32,000  121,501       0.0%
    Kyocera Corp.                              3,600  187,925       0.0%
    Kyocera Corp. Sponsored ADR                1,500   77,940       0.0%
    Kyodo Printing Co., Ltd.                   5,000   15,523       0.0%
    Kyoei Steel, Ltd.                          2,300   37,674       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.           5,400   60,068       0.0%
    Kyokuto Securities Co., Ltd.               4,400   65,768       0.0%
    Kyokuyo Co., Ltd.                          6,000   13,842       0.0%
    KYORIN Holdings, Inc.                      3,300   75,906       0.0%
    Kyoritsu Maintenance Co., Ltd.               960   46,369       0.0%
    Kyowa Exeo Corp.                          10,900  127,164       0.0%
    Kyowa Hakko Kirin Co., Ltd.                9,000  131,749       0.0%
    Kyudenko Corp.                             7,000   93,079       0.0%
*   Kyushu Electric Power Co., Inc.           12,100  129,048       0.0%
*   Laox Co., Ltd.                            17,000   47,615       0.0%
    Lasertec Corp.                             4,400   61,429       0.0%
    Lawson, Inc.                               1,400  100,674       0.0%
*   Leopalace21 Corp.                         28,700  165,526       0.0%
    Life Corp.                                   800   13,950       0.0%
    Lintec Corp.                               4,900  120,195       0.0%
    Lion Corp.                                17,000  104,195       0.0%
    LIXIL Group Corp.                         11,500  239,701       0.1%
    M3, Inc.                                   3,900   73,692       0.0%
*   Macnica Fuji Electronics Holdings, Inc.    1,999   24,628       0.0%
    Maeda Corp.                               12,000   87,299       0.0%
    Maeda Road Construction Co., Ltd.          7,000  115,364       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Makino Milling Machine Co., Ltd.          13,000 $  118,737       0.0%
    Makita Corp.                               2,900    144,722       0.0%
    Makita Corp. Sponsored ADR                   300     15,060       0.0%
    Mandom Corp.                                 800     30,835       0.0%
    Mani, Inc.                                   600     40,160       0.0%
    Mars Engineering Corp.                       700     12,394       0.0%
    Marubeni Corp.                            94,100    582,672       0.1%
    Marudai Food Co., Ltd.                    18,000     64,791       0.0%
    Maruha Nichiro Corp.                       1,700     23,598       0.0%
    Marui Group Co., Ltd.                     16,500    180,124       0.0%
    Marusan Securities Co., Ltd.               7,700     76,920       0.0%
    Maruwa Co., Ltd.                             500     11,329       0.0%
    Marvelous, Inc.                            4,500     59,890       0.0%
    Matsuda Sangyo Co., Ltd.                   1,700     21,836       0.0%
    Matsui Securities Co., Ltd.                2,200     20,441       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.        3,400    123,797       0.0%
    Matsuya Co., Ltd.                          1,500     22,604       0.0%
    Max Co., Ltd.                              2,000     22,593       0.0%
    Mazda Motor Corp.                         52,700  1,033,025       0.1%
    McDonald's Holdings Co. Japan, Ltd.        1,000     21,711       0.0%
    Medipal Holdings Corp.                    11,100    151,432       0.0%
*   Megachips Corp.                            4,800     56,585       0.0%
    Megmilk Snow Brand Co., Ltd.               6,100     73,146       0.0%
    Meidensha Corp.                           25,000     82,896       0.0%
    MEIJI Holdings Co., Ltd.                   1,700    195,297       0.0%
    Meiko Network Japan Co., Ltd.              2,400     29,670       0.0%
    Meisei Industrial Co., Ltd.                2,000     10,928       0.0%
    Meitec Corp.                               1,900     61,186       0.0%
    Melco Holdings, Inc.                       1,000     20,631       0.0%
    Message Co., Ltd.                          2,200     68,205       0.0%
    Michinoku Bank, Ltd. (The)                14,000     24,993       0.0%
    Micronics Japan Co., Ltd.                  1,900     58,119       0.0%
    Mie Bank, Ltd. (The)                       5,000     11,542       0.0%
    Milbon Co., Ltd.                             900     28,550       0.0%
    Mimasu Semiconductor Industry Co., Ltd.    1,400     16,042       0.0%
    Minato Bank, Ltd. (The)                   33,000     81,206       0.0%
    Minebea Co., Ltd.                         13,000    199,331       0.0%
    Ministop Co., Ltd.                         1,100     16,310       0.0%
    Miraca Holdings, Inc.                      3,400    171,052       0.0%
    Mirait Holdings Corp.                      7,100     80,235       0.0%
    Misawa Homes Co., Ltd.                     4,200     37,103       0.0%
    MISUMI Group, Inc.                         3,100    116,337       0.0%
    Mito Securities Co., Ltd.                  4,400     16,515       0.0%
    Mitsuba Corp.                              4,900    103,277       0.0%
    Mitsubishi Chemical Holdings Corp.       116,400    724,733       0.1%
    Mitsubishi Corp.                          28,100    606,305       0.1%
    Mitsubishi Electric Corp.                 30,000    391,791       0.1%
    Mitsubishi Estate Co., Ltd.                6,000    141,224       0.0%
    Mitsubishi Gas Chemical Co., Inc.         40,000    223,511       0.1%
    Mitsubishi Heavy Industries, Ltd.        114,000    631,642       0.1%
    Mitsubishi Logistics Corp.                11,000    170,156       0.0%
    Mitsubishi Materials Corp.               100,000    359,998       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsubishi Motors Corp.                   58,700 $  540,109       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.      2,200     12,439       0.0%
*   Mitsubishi Paper Mills, Ltd.              23,000     17,652       0.0%
    Mitsubishi Pencil Co., Ltd.                1,900     71,838       0.0%
    Mitsubishi Shokuhin Co., Ltd.                700     14,789       0.0%
    Mitsubishi Steel Manufacturing Co.,
      Ltd.                                    24,000     54,374       0.0%
    Mitsubishi Tanabe Pharma Corp.             6,900    117,404       0.0%
    Mitsubishi UFJ Financial Group, Inc.     330,300  2,346,567       0.3%
    Mitsubishi UFJ Financial Group, Inc.
      ADR                                     47,200    335,120       0.1%
    Mitsuboshi Belting Co., Ltd.               7,000     56,131       0.0%
    Mitsui & Co., Ltd.                        26,700    373,429       0.1%
    Mitsui & Co., Ltd. Sponsored ADR             400    113,124       0.0%
    Mitsui Chemicals, Inc.                    90,000    297,539       0.1%
    Mitsui Engineering & Shipbuilding
      Co., Ltd.                              109,000    195,731       0.0%
    Mitsui Fudosan Co., Ltd.                   8,000    237,154       0.1%
    Mitsui High-Tec, Inc.                      4,200     31,602       0.0%
    Mitsui Matsushima Co., Ltd.               11,000     11,935       0.0%
    Mitsui Mining & Smelting Co., Ltd.        88,000    209,085       0.1%
    Mitsui OSK Lines, Ltd.                    44,000    155,351       0.0%
    Mitsui Sugar Co., Ltd.                    10,000     36,037       0.0%
    Mitsui-Soko Holdings Co., Ltd.            13,000     45,551       0.0%
    Miura Co., Ltd.                            5,600     62,866       0.0%
    Miyazaki Bank, Ltd. (The)                 26,000    103,367       0.0%
    Mizuho Financial Group, Inc.           1,147,800  2,188,028       0.3%
    Mizuno Corp.                              12,000     62,437       0.0%
    Mochida Pharmaceutical Co., Ltd.             800     54,683       0.0%
    Modec, Inc.                                3,700     61,293       0.0%
    Monex Group, Inc.                         28,100     76,373       0.0%
    Monogatari Corp. (The)                       300     10,040       0.0%
    MonotaRO Co., Ltd.                         1,300     44,730       0.0%
    MORESCO Corp.                              1,600     28,811       0.0%
    Morinaga & Co., Ltd.                      18,000     60,346       0.0%
    Morinaga Milk Industry Co., Ltd.          29,000    107,462       0.0%
    Morita Holdings Corp.                      3,600     33,639       0.0%
    MS&AD Insurance Group Holdings, Inc.      10,100    289,032       0.1%
    Murata Manufacturing Co., Ltd.             1,400    197,280       0.0%
    Musashi Seimitsu Industry Co., Ltd.        4,100     86,782       0.0%
    Musashino Bank, Ltd. (The)                 4,600    166,545       0.0%
    Nabtesco Corp.                             2,700     74,261       0.0%
    Nachi-Fujikoshi Corp.                     31,000    181,262       0.0%
    Nagase & Co., Ltd.                        10,800    142,733       0.0%
    Nagoya Railroad Co., Ltd.                 40,000    157,999       0.0%
    Nakanishi, Inc.                              800     29,644       0.0%
    Nankai Electric Railway Co., Ltd.         23,000    109,951       0.0%
    Nanto Bank, Ltd. (The)                    23,000     83,145       0.0%
    NEC Corp.                                229,000    761,886       0.1%
    NEC Networks & System Integration
      Corp.                                    3,900     83,573       0.0%
    NET One Systems Co., Ltd.                 10,600     76,128       0.0%
    Neturen Co., Ltd.                          2,200     16,379       0.0%
    Nexon Co., Ltd.                            7,200     91,837       0.0%
    Next Co., Ltd.                             3,900     37,980       0.0%
    NGK Insulators, Ltd.                       6,000    134,782       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    NGK Spark Plug Co., Ltd.                   5,300 $  148,418       0.0%
    NH Foods, Ltd.                             9,000    196,637       0.0%
    NHK Spring Co., Ltd.                      19,200    219,812       0.1%
    Nichi-iko Pharmaceutical Co., Ltd.         5,300    111,569       0.0%
    Nichias Corp.                             11,000     66,376       0.0%
    Nichicon Corp.                             6,900     63,655       0.0%
    Nichiha Corp.                              3,700     41,046       0.0%
    Nichii Gakkan Co.                          6,900     64,067       0.0%
    Nichirei Corp.                            31,000    163,632       0.0%
    Nichireki Co., Ltd.                        2,000     17,837       0.0%
    Nidec Corp.                                2,100    157,090       0.0%
    Nifco, Inc.                                4,900    173,539       0.0%
    Nihon Kohden Corp.                         2,600     68,319       0.0%
    Nihon M&A Center, Inc.                     2,500     86,999       0.0%
    Nihon Nohyaku Co., Ltd.                    5,600     58,795       0.0%
    Nihon Parkerizing Co., Ltd.                7,800     88,677       0.0%
    Nihon Unisys, Ltd.                         8,000     75,920       0.0%
    Nikkiso Co., Ltd.                          7,300     68,287       0.0%
    Nikon Corp.                               13,800    196,215       0.0%
    Nippo Corp.                                6,000    100,344       0.0%
    Nippon Carbon Co., Ltd.                    8,000     24,765       0.0%
*   Nippon Chemi-Con Corp.                    24,000     72,368       0.0%
    Nippon Coke & Engineering Co., Ltd.       12,200     11,887       0.0%
    Nippon Concrete Industries Co., Ltd.       2,700     10,936       0.0%
    Nippon Denko Co., Ltd.                    12,300     30,140       0.0%
    Nippon Densetsu Kogyo Co., Ltd.            5,500     92,358       0.0%
    Nippon Electric Glass Co., Ltd.           40,000    227,467       0.1%
    Nippon Express Co., Ltd.                  38,000    218,137       0.1%
    Nippon Flour Mills Co., Ltd.              18,000     88,816       0.0%
    Nippon Gas Co., Ltd.                       2,500     62,345       0.0%
    Nippon Kayaku Co., Ltd.                   17,000    205,504       0.0%
    Nippon Koei Co., Ltd.                     11,000     46,244       0.0%
    Nippon Konpo Unyu Soko Co., Ltd.           8,600    151,542       0.0%
    Nippon Light Metal Holdings Co., Ltd.     64,100     99,300       0.0%
    Nippon Paint Holdings Co., Ltd.            3,000    100,493       0.0%
    Nippon Paper Industries Co., Ltd.         11,300    197,050       0.0%
    Nippon Parking Development Co., Ltd.      26,000     39,253       0.0%
    Nippon Piston Ring Co., Ltd.               6,000     12,267       0.0%
    Nippon Road Co., Ltd. (The)                8,000     43,164       0.0%
    Nippon Seiki Co., Ltd.                     2,000     40,211       0.0%
    Nippon Sharyo, Ltd.                       12,000     34,598       0.0%
*   Nippon Sheet Glass Co., Ltd.              87,000     88,133       0.0%
    Nippon Shinyaku Co., Ltd.                  2,000     66,867       0.0%
    Nippon Shokubai Co., Ltd.                 13,000    179,486       0.0%
    Nippon Signal Co., Ltd. (The)              5,000     47,880       0.0%
    Nippon Soda Co., Ltd.                     21,000    131,198       0.0%
    Nippon Steel & Sumikin Bussan Corp.       28,000     95,380       0.0%
    Nippon Steel & Sumikin Texeng Co., Ltd.    8,000     43,182       0.0%
    Nippon Steel & Sumitomo Metal Corp.      386,000  1,004,069       0.1%
    Nippon Suisan Kaisha, Ltd.                42,500    129,025       0.0%
    Nippon Synthetic Chemical Industry Co.,
      Ltd. (The)                              10,000     69,985       0.0%
    Nippon Telegraph & Telephone Corp.         3,100    209,327       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Telegraph & Telephone Corp. ADR     1,800 $   60,624       0.0%
    Nippon Thompson Co., Ltd.                 14,000     79,762       0.0%
    Nippon Valqua Industries, Ltd.             4,000     10,382       0.0%
*   Nippon Yakin Kogyo Co., Ltd.              27,300     54,499       0.0%
    Nippon Yusen K.K.                         92,000    289,202       0.1%
    Nipro Corp.                               19,800    190,008       0.0%
    Nishi-Nippon City Bank, Ltd. (The)        64,000    203,932       0.0%
    Nishi-Nippon Railroad Co., Ltd.           30,000    131,553       0.0%
    Nishimatsu Construction Co., Ltd.         36,000    132,588       0.0%
    Nishimatsuya Chain Co., Ltd.               2,400     22,303       0.0%
    Nishio Rent All Co., Ltd.                  2,200     62,635       0.0%
    Nissan Chemical Industries, Ltd.           7,400    146,652       0.0%
    Nissan Motor Co., Ltd.                   111,500  1,157,447       0.2%
    Nissan Shatai Co., Ltd.                    8,800    113,279       0.0%
    Nissei ASB Machine Co., Ltd.               2,600     49,902       0.0%
    Nissei Build Kogyo Co., Ltd.               4,000      9,552       0.0%
    Nissha Printing Co., Ltd.                  4,300     83,264       0.0%
    Nisshin Oillio Group, Ltd. (The)          18,000     66,196       0.0%
    Nisshin Seifun Group, Inc.                19,800    230,911       0.1%
    Nisshin Steel Co., Ltd.                   11,100    147,939       0.0%
    Nisshinbo Holdings, Inc.                  18,000    186,444       0.0%
    Nissin Corp.                               5,000     13,398       0.0%
    Nissin Electric Co., Ltd.                  3,000     19,650       0.0%
    Nissin Foods Holdings Co., Ltd.            1,300     62,330       0.0%
    Nissin Kogyo Co., Ltd.                     4,500     74,170       0.0%
    Nitori Holdings Co., Ltd.                  1,500    115,364       0.0%
    Nitta Corp.                                1,000     27,403       0.0%
    Nittetsu Mining Co., Ltd.                  5,000     19,852       0.0%
*   Nitto Boseki Co., Ltd.                    18,000     68,599       0.0%
    Nitto Denko Corp.                          4,500    288,385       0.1%
    Nitto Kogyo Corp.                          3,800     68,789       0.0%
    Nitto Kohki Co., Ltd.                        600     12,144       0.0%
    Nittoc Construction Co., Ltd.              2,500     11,110       0.0%
    Nittoku Engineering Co., Ltd.              1,100     13,352       0.0%
    NOF Corp.                                 15,000    115,402       0.0%
    Nohmi Bosai, Ltd.                          3,900     49,004       0.0%
    Nojima Corp.                                 600     11,720       0.0%
    NOK Corp.                                  3,900    122,559       0.0%
    Nomura Co., Ltd.                           1,700     18,180       0.0%
    Nomura Holdings, Inc.                     61,500    398,976       0.1%
    Nomura Holdings, Inc. ADR                 10,300     67,156       0.0%
    Nomura Real Estate Holdings, Inc.         11,900    241,891       0.1%
    Nomura Research Institute, Ltd.            2,300     90,764       0.0%
    Noritake Co., Ltd.                        13,000     30,699       0.0%
    Noritz Corp.                               5,100     87,310       0.0%
    North Pacific Bank, Ltd.                  40,400    159,543       0.0%
    NS Solutions Corp.                         2,300     77,169       0.0%
    NS United Kaiun Kaisha, Ltd.              12,000     28,785       0.0%
    NSD Co., Ltd.                              1,870     27,113       0.0%
    NSK, Ltd.                                 17,700    276,435       0.1%
    NTN Corp.                                 61,000    332,970       0.1%
    NTT Data Corp.                             3,100    138,706       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    NTT DOCOMO, Inc.                         55,700 $986,585       0.1%
    NTT DOCOMO, Inc. Sponsored ADR            1,100   19,481       0.0%
    NTT Urban Development Corp.               6,900   71,837       0.0%
    Nuflare Technology, Inc.                    200    8,513       0.0%
    Obara Group, Inc.                         1,200   70,597       0.0%
    Obayashi Corp.                           21,000  140,269       0.0%
    Obayashi Road Corp.                       2,000   12,572       0.0%
    Obic Co., Ltd.                            1,700   71,112       0.0%
    Odakyu Electric Railway Co., Ltd.        11,000  110,688       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)          44,000  148,303       0.0%
    Ohsho Food Service Corp.                  2,000   71,053       0.0%
    Oiles Corp.                               3,400   64,801       0.0%
    Oita Bank, Ltd. (The)                    20,000   78,223       0.0%
    Oji Holdings Corp.                       55,000  244,609       0.1%
    Okabe Co., Ltd.                           4,300   37,384       0.0%
    Okamoto Industries, Inc.                  3,000   11,734       0.0%
    Okamura Corp.                             8,700   67,816       0.0%
    Oki Electric Industry Co., Ltd.          74,000  151,598       0.0%
    Okinawa Cellular Telephone Co.              400   12,222       0.0%
    Okinawa Electric Power Co., Inc. (The)    1,300   49,390       0.0%
    OKUMA Corp.                              17,000  184,190       0.0%
    Okumura Corp.                            25,000  119,753       0.0%
*   Olympus Corp.                             2,600   93,626       0.0%
    Omron Corp.                               5,200  238,774       0.1%
    Onward Holdings Co., Ltd.                14,000   94,155       0.0%
    Open House Co., Ltd.                      2,700   68,670       0.0%
    Oracle Corp. Japan                          500   22,826       0.0%
    Organo Corp.                              2,000    8,929       0.0%
    Oriental Land Co., Ltd.                   2,000  135,401       0.0%
    Osaka Gas Co., Ltd.                      41,000  174,011       0.0%
    Osaka Steel Co., Ltd.                     2,000   36,913       0.0%
    OSAKA Titanium Technologies Co., Ltd.     2,800   60,240       0.0%
    Osaki Electric Co., Ltd.                  2,000   13,822       0.0%
    OSG Corp.                                 9,000  187,127       0.0%
    Otsuka Corp.                              3,400  156,600       0.0%
    Otsuka Holdings Co., Ltd.                 9,100  287,237       0.1%
    Pacific Industrial Co., Ltd.              5,900   48,783       0.0%
*   Pacific Metals Co., Ltd.                 25,000   76,035       0.0%
    Pack Corp. (The)                            700   15,270       0.0%
    Pal Co., Ltd.                             2,100   67,497       0.0%
    Paltac Corp.                              5,100   73,071       0.0%
    PanaHome Corp.                           10,000   72,897       0.0%
    Panasonic Corp.                          33,300  476,985       0.1%
    Panasonic Corp. Sponsored ADR             5,200   74,308       0.0%
    Paramount Bed Holdings Co., Ltd.          2,600   70,447       0.0%
    Parco Co., Ltd.                           1,800   17,054       0.0%
    Park24 Co., Ltd.                          3,700   73,898       0.0%
    Penta-Ocean Construction Co., Ltd.       27,400  102,704       0.0%
    Pigeon Corp.                              4,500  119,171       0.0%
    Pilot Corp.                               1,300   70,078       0.0%
    Piolax, Inc.                              1,300   57,598       0.0%
*   Pioneer Corp.                            57,700  110,612       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Plenus Co., Ltd.                           3,300 $ 64,448       0.0%
    Pola Orbis Holdings, Inc.                  1,800   93,395       0.0%
    Press Kogyo Co., Ltd.                     15,000   66,489       0.0%
    Pressance Corp.                              600   19,222       0.0%
    Prestige International, Inc.               4,500   34,857       0.0%
    Prima Meat Packers, Ltd.                  27,000   76,877       0.0%
    Raito Kogyo Co., Ltd.                      7,800   61,514       0.0%
    Rakuten, Inc.                              7,600  132,775       0.0%
    Relo Holdings, Inc.                          900   73,891       0.0%
    Rengo Co., Ltd.                           27,000  118,047       0.0%
    Resona Holdings, Inc.                    128,100  683,037       0.1%
    Resorttrust, Inc.                          3,200   83,597       0.0%
    Ricoh Co., Ltd.                           63,400  655,222       0.1%
    Ricoh Leasing Co., Ltd.                    2,400   69,572       0.0%
    Riken Corp.                                9,000   34,997       0.0%
    Ringer Hut Co., Ltd.                       1,900   37,169       0.0%
    Rinnai Corp.                                 800   60,698       0.0%
    Riso Kagaku Corp.                          3,400   56,277       0.0%
    Rock Field Co., Ltd.                         700   14,405       0.0%
    Rohto Pharmaceutical Co., Ltd.             7,300  104,222       0.0%
    Roland DG Corp.                            2,100   56,213       0.0%
    Round One Corp.                            9,100   48,217       0.0%
    Royal Holdings Co., Ltd.                   2,500   46,111       0.0%
    Ryobi, Ltd.                               24,000   78,364       0.0%
    Ryoden Trading Co., Ltd.                   2,000   14,371       0.0%
    Ryohin Keikaku Co., Ltd.                     400   63,792       0.0%
    Ryosan Co., Ltd.                           4,600  109,549       0.0%
    S Foods, Inc.                              2,900   51,669       0.0%
    Sac's Bar Holdings, Inc.                   1,000   17,862       0.0%
    Saibu Gas Co., Ltd.                       19,000   44,640       0.0%
    Saizeriya Co., Ltd.                        3,700   75,371       0.0%
    Sakai Chemical Industry Co., Ltd.         21,000   69,306       0.0%
    Sakata INX Corp.                           3,300   31,328       0.0%
    Sakata Seed Corp.                          4,300   74,560       0.0%
    San-A Co., Ltd.                            2,200   91,997       0.0%
    San-Ai Oil Co., Ltd.                       9,000   59,778       0.0%
    San-In Godo Bank, Ltd. (The)              20,000  191,396       0.0%
    Sanden Holdings Corp.                     22,000  102,532       0.0%
    Sangetsu Co., Ltd.                         6,600  101,542       0.0%
    Sanken Electric Co., Ltd.                 19,000  145,296       0.0%
    Sanki Engineering Co., Ltd.                2,700   21,563       0.0%
    Sankyo Co., Ltd.                           3,600  136,356       0.0%
    Sankyo Tateyama, Inc.                      2,900   54,202       0.0%
    Sankyu, Inc.                              40,000  187,597       0.0%
    Sanrio Co., Ltd.                           3,100   83,038       0.0%
    Sanshin Electronics Co., Ltd.              1,700   13,997       0.0%
    Santen Pharmaceutical Co., Ltd.            6,000   79,423       0.0%
    Sanwa Holdings Corp.                      19,700  148,683       0.0%
    Sanyo Chemical Industries, Ltd.            6,000   46,755       0.0%
    Sanyo Denki Co., Ltd.                      8,000   67,004       0.0%
    Sanyo Shokai, Ltd.                        22,000   57,469       0.0%
    Sanyo Special Steel Co., Ltd.             16,000   77,428       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Sapporo Holdings, Ltd.                    52,000 $204,112       0.0%
    Sato Holdings Corp.                        3,300   76,212       0.0%
    Sawai Pharmaceutical Co., Ltd.             2,100  119,544       0.0%
    SBI Holdings, Inc.                        22,400  297,149       0.1%
    SCREEN Holdings Co., Ltd.                 12,000   81,463       0.0%
    SCSK Corp.                                 1,300   37,961       0.0%
    Secom Co., Ltd.                            2,100  148,830       0.0%
    Sega Sammy Holdings, Inc.                 14,100  196,841       0.0%
    Seikitokyu Kogyo Co., Ltd.                 3,100   14,074       0.0%
    Seiko Epson Corp.                         22,400  391,426       0.1%
    Seiko Holdings Corp.                      20,000  105,964       0.0%
    Seino Holdings Co., Ltd.                  16,400  188,254       0.0%
    Seiren Co., Ltd.                           5,800   50,570       0.0%
    Sekisui Chemical Co., Ltd.                32,000  426,686       0.1%
    Sekisui House, Ltd.                       23,500  364,265       0.1%
    Sekisui Jushi Corp.                        4,100   54,503       0.0%
    Sekisui Plastics Co., Ltd.                 4,000   16,399       0.0%
    Senko Co., Ltd.                           18,000  113,654       0.0%
    Senshu Ikeda Holdings, Inc.               26,900  119,390       0.0%
    Senshukai Co., Ltd.                        1,800   12,986       0.0%
    Seria Co., Ltd.                            1,500   47,918       0.0%
    Seven & I Holdings Co., Ltd.               9,600  412,649       0.1%
    Seven Bank, Ltd.                          16,200   87,283       0.0%
*   Sharp Corp.                              158,000  340,469       0.1%
    Shibuya Kogyo Co., Ltd.                    2,500   51,381       0.0%
    Shiga Bank, Ltd. (The)                    34,000  178,868       0.0%
    Shikoku Bank, Ltd. (The)                  21,000   44,853       0.0%
    Shikoku Chemicals Corp.                    6,000   52,663       0.0%
    Shikoku Electric Power Co., Inc.          11,000  148,962       0.0%
    Shima Seiki Manufacturing, Ltd.            4,300   74,246       0.0%
    Shimachu Co., Ltd.                         5,600  144,944       0.0%
    Shimadzu Corp.                            12,000  140,362       0.0%
    Shimamura Co., Ltd.                        2,400  239,220       0.1%
    Shimano, Inc.                                700  100,276       0.0%
    Shimizu Corp.                             22,000  158,220       0.0%
    Shin-Etsu Chemical Co., Ltd.               5,300  323,983       0.1%
    Shindengen Electric Manufacturing Co.,
      Ltd.                                    16,000   81,925       0.0%
    Shinko Electric Industries Co., Ltd.       8,800   70,322       0.0%
    Shinko Plantech Co., Ltd.                  2,400   18,160       0.0%
    Shinko Shoji Co., Ltd.                     1,400   14,308       0.0%
    Shinmaywa Industries, Ltd.                 9,000   93,562       0.0%
    Shinsei Bank, Ltd.                        64,000  130,964       0.0%
    Shionogi & Co., Ltd.                       5,800  191,195       0.0%
    Ship Healthcare Holdings, Inc.             6,700  163,749       0.0%
    Shiseido Co., Ltd.                        10,200  183,733       0.0%
    Shizuoka Bank, Ltd. (The)                 21,000  231,192       0.1%
    Shizuoka Gas Co., Ltd.                     8,900   57,734       0.0%
    Showa Corp.                                8,800   92,970       0.0%
    Showa Denko K.K.                         165,000  225,553       0.1%
    Showa Sangyo Co., Ltd.                    15,000   61,228       0.0%
    Showa Shell Sekiyu K.K.                   15,500  149,517       0.0%
    Siix Corp.                                 2,700   71,729       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Sinko Industries, Ltd.                     2,300 $   23,692       0.0%
    Sintokogio, Ltd.                           6,100     51,095       0.0%
    SKY Perfect JSAT Holdings, Inc.           20,800    130,284       0.0%
    SMC Corp.                                    200     60,164       0.0%
    SMK Corp.                                  3,000     12,425       0.0%
    SMS Co., Ltd.                              1,000     12,301       0.0%
    Sodick Co., Ltd.                           3,800     39,498       0.0%
    Softbank Corp.                            10,100    631,354       0.1%
    Sogo Medical Co., Ltd.                     1,400     38,302       0.0%
    Sohgo Security Services Co., Ltd.          2,600     84,754       0.0%
    Sojitz Corp.                             137,100    268,084       0.1%
    Sompo Japan Nipponkoa Holdings, Inc.      10,400    339,766       0.1%
*   Sony Corp.                                16,200    489,754       0.1%
*   Sony Corp. Sponsored ADR                   9,300    281,139       0.1%
    Sony Financial Holdings, Inc.              7,900    141,825       0.0%
    Sotetsu Holdings, Inc.                    20,000     94,856       0.0%
    Square Enix Holdings Co., Ltd.             4,200     88,196       0.0%
    St Marc Holdings Co., Ltd.                 2,500     84,088       0.0%
    Stanley Electric Co., Ltd.                 5,700    127,894       0.0%
    Star Micronics Co., Ltd.                   4,000     65,065       0.0%
    Start Today Co., Ltd.                      3,200     78,392       0.0%
    Starts Corp., Inc.                         4,400     69,242       0.0%
    Starzen Co., Ltd.                         11,000     35,901       0.0%
    Studio Alice Co., Ltd.                     2,500     46,051       0.0%
    Sugi Holdings Co., Ltd.                      700     34,106       0.0%
    Sumco Corp.                                4,400     66,388       0.0%
    Sumitomo Bakelite Co., Ltd.               33,000    150,445       0.0%
    Sumitomo Chemical Co., Ltd.              129,000    725,489       0.1%
    Sumitomo Corp.                            22,900    270,397       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.        7,400     83,612       0.0%
    Sumitomo Densetsu Co., Ltd.                1,200     14,483       0.0%
    Sumitomo Electric Industries, Ltd.        42,500    600,447       0.1%
    Sumitomo Forestry Co., Ltd.               14,300    165,754       0.0%
    Sumitomo Heavy Industries, Ltd.           37,000    229,881       0.1%
    Sumitomo Metal Mining Co., Ltd.           16,000    234,515       0.1%
    Sumitomo Mitsui Construction Co., Ltd.    69,800     97,140       0.0%
    Sumitomo Mitsui Financial Group, Inc.     37,600  1,641,788       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.     110,000    484,213       0.1%
    Sumitomo Osaka Cement Co., Ltd.           59,000    192,160       0.0%
    Sumitomo Real Estate Sales Co., Ltd.       1,200     32,617       0.0%
    Sumitomo Realty & Development Co., Ltd.    2,000     77,192       0.0%
    Sumitomo Riko Co, Ltd.                     7,800     67,472       0.0%
    Sumitomo Rubber Industries, Ltd.          15,800    292,953       0.1%
    Sumitomo Seika Chemicals Co., Ltd.         6,000     45,071       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        21,000    118,485       0.0%
    Sun Frontier Fudousan Co., Ltd.            6,100     58,123       0.0%
    Sundrug Co., Ltd.                          1,900     95,347       0.0%
    Suntory Beverage & Food, Ltd.              3,500    148,856       0.0%
    Suruga Bank, Ltd.                          3,600     79,356       0.0%
    Suzuken Co., Ltd.                          7,370    230,625       0.1%
    Suzuki Motor Corp.                        13,000    420,187       0.1%
*   SWCC Showa Holdings Co., Ltd.             17,000     13,478       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Sysmex Corp.                               2,500 $138,329       0.0%
    T RAD Co., Ltd.                            5,000   10,773       0.0%
    T&D Holdings, Inc.                        24,500  353,530       0.1%
    T-Gaia Corp.                               4,000   54,194       0.0%
    Tabuchi Electric Co., Ltd.                 2,900   31,373       0.0%
    Tachi-S Co., Ltd.                          2,900   44,616       0.0%
    Tachibana Eletech Co., Ltd.                1,080   13,076       0.0%
    Tadano, Ltd.                              16,000  232,097       0.1%
    Taiheiyo Cement Corp.                    104,000  327,730       0.1%
    Taiho Kogyo Co., Ltd.                      1,100   14,194       0.0%
    Taikisha, Ltd.                             1,400   37,582       0.0%
    Taiko Pharmaceutical Co., Ltd.               700   11,069       0.0%
    Taisei Corp.                              14,000   81,100       0.0%
    Taiyo Holdings Co., Ltd.                   1,100   37,827       0.0%
    Taiyo Nippon Sanso Corp.                   7,100   92,147       0.0%
    Taiyo Yuden Co., Ltd.                     14,600  215,851       0.1%
    Takara Holdings, Inc.                     14,200  105,804       0.0%
    Takara Leben Co., Ltd.                     9,900   60,356       0.0%
    Takara Standard Co., Ltd.                  9,000   73,221       0.0%
    Takasago International Corp.               4,000   18,468       0.0%
    Takasago Thermal Engineering Co., Ltd.     3,500   45,394       0.0%
    Takashimaya Co., Ltd.                     25,000  233,311       0.1%
    Takata Corp.                               4,600   56,872       0.0%
    Takeda Pharmaceutical Co., Ltd.            8,600  441,533       0.1%
    Takeei Corp.                               1,300   11,461       0.0%
    Takeuchi Manufacturing Co., Ltd.           1,400   67,802       0.0%
    Takiron Co., Ltd.                          3,000   13,942       0.0%
    Takuma Co., Ltd.                           7,000   53,778       0.0%
    Tamron Co., Ltd.                           2,400   56,701       0.0%
    Tamura Corp.                              15,000   63,779       0.0%
    Tanseisha Co., Ltd.                        1,700   13,678       0.0%
    Tatsuta Electric Wire and Cable Co.,
      Ltd.                                     2,500   10,930       0.0%
    TDK Corp.                                  4,300  309,738       0.1%
    TDK Corp. Sponsored ADR                    1,200   86,400       0.0%
    Teijin, Ltd.                             126,000  428,017       0.1%
    Terumo Corp.                               4,400  113,013       0.0%
    THK Co., Ltd.                              8,200  205,992       0.0%
    Toa Corp.(6894508)                        26,000   45,522       0.0%
    Toa Corp.(6894434)                         1,200   12,501       0.0%
    TOA ROAD Corp.                             4,000   14,322       0.0%
    Toagosei Co., Ltd.                        31,000  137,573       0.0%
*   Tobishima Corp.                           10,400   21,026       0.0%
    Tobu Railway Co., Ltd.                    20,000   95,342       0.0%
    TOC Co., Ltd.                              2,600   19,867       0.0%
    Tocalo Co., Ltd.                           2,500   49,087       0.0%
    Tochigi Bank, Ltd. (The)                   6,000   32,231       0.0%
    Toda Corp.                                33,000  136,011       0.0%
    Toei Co., Ltd.                            13,000   95,815       0.0%
    Toho Bank, Ltd. (The)                     27,000  113,939       0.0%
    Toho Co., Ltd.                             2,800   69,596       0.0%
    Toho Gas Co., Ltd.                        19,000  115,046       0.0%
    Toho Holdings Co., Ltd.                    5,600   97,519       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Toho Zinc Co., Ltd.                       24,000 $ 92,383       0.0%
    Tohoku Electric Power Co., Inc.           11,600  145,925       0.0%
    Tokai Carbon Co., Ltd.                    25,000   73,275       0.0%
    Tokai Corp.                                1,500   50,169       0.0%
    TOKAI Holdings Corp.                      13,900   58,982       0.0%
    Tokai Rika Co., Ltd.                       7,100  173,472       0.0%
    Token Corp.                                1,300   65,810       0.0%
    Tokio Marine Holdings, Inc.                9,100  370,968       0.1%
    Tokio Marine Holdings, Inc. ADR            1,600   65,424       0.0%
    Tokushu Tokai Paper Co., Ltd.              7,000   15,980       0.0%
    Tokuyama Corp.                            20,000   44,496       0.0%
    Tokyo Dome Corp.                          23,000   98,061       0.0%
*   Tokyo Electric Power Co., Inc.            36,000  147,012       0.0%
    Tokyo Energy & Systems, Inc.               5,000   47,506       0.0%
    Tokyo Gas Co., Ltd.                       26,000  150,041       0.0%
*   Tokyo Rope Manufacturing Co., Ltd.        28,000   45,094       0.0%
    Tokyo Seimitsu Co., Ltd.                   5,200  112,082       0.0%
    Tokyo Steel Manufacturing Co., Ltd.       14,900  102,862       0.0%
    Tokyo Tatemono Co., Ltd.                  36,000  261,023       0.1%
    Tokyo Tekko Co., Ltd.                      3,000   12,408       0.0%
    Tokyo TY Financial Group, Inc.             1,700   48,601       0.0%
    Tokyotokeiba Co., Ltd.                    23,000   56,207       0.0%
    Tokyu Construction Co., Ltd.               3,000   17,579       0.0%
    Tokyu Corp.                               20,000  132,972       0.0%
    Tokyu Fudosan Holdings Corp.              21,100  156,793       0.0%
    TOMONY Holdings, Inc.                     16,100   76,431       0.0%
    Tomy Co., Ltd.                            11,500   69,902       0.0%
    Tonami Holdings Co., Ltd.                  3,000   10,849       0.0%
    TonenGeneral Sekiyu K.K.                   9,000   86,376       0.0%
    Topcon Corp.                               3,800   98,826       0.0%
    Toppan Forms Co., Ltd.                     8,100   97,088       0.0%
    Toppan Printing Co., Ltd.                 25,000  209,608       0.1%
    Topre Corp.                                4,900   79,065       0.0%
    Topy Industries, Ltd.                     34,000   81,491       0.0%
    Toray Industries, Inc.                    24,000  208,623       0.1%
    Toridoll.corp                              3,200   44,963       0.0%
    Tosei Corp.                                1,700   12,284       0.0%
    Toshiba Corp.                            181,000  725,187       0.1%
    Toshiba Machine Co., Ltd.                 17,000   75,490       0.0%
    Toshiba Plant Systems & Services Corp.     4,200   58,397       0.0%
    Toshiba TEC Corp.                         20,000  110,915       0.0%
    Tosoh Corp.                               69,000  369,927       0.1%
    Totetsu Kogyo Co., Ltd.                    2,600   58,633       0.0%
    TOTO, Ltd.                                11,000  155,620       0.0%
    Towa Bank, Ltd. (The)                     56,000   48,634       0.0%
    Towa Pharmaceutical Co., Ltd.              1,000   52,883       0.0%
    Toyo Construction Co., Ltd.                5,000   19,354       0.0%
    Toyo Engineering Corp.                    20,000   55,950       0.0%
    Toyo Ink SC Holdings Co., Ltd.            28,000  133,326       0.0%
    Toyo Kanetsu KK                            7,000   13,213       0.0%
    Toyo Kohan Co., Ltd.                       9,700   46,079       0.0%
    Toyo Securities Co., Ltd.                  5,000   15,832       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Toyo Seikan Group Holdings, Ltd.          15,300 $  241,935       0.1%
    Toyo Suisan Kaisha, Ltd.                   2,200     76,979       0.0%
    Toyo Tanso Co., Ltd.                       1,600     30,126       0.0%
    Toyo Tire & Rubber Co., Ltd.              13,100    250,932       0.1%
    Toyobo Co., Ltd.                         104,000    158,545       0.0%
    Toyoda Gosei Co., Ltd.                     8,500    196,661       0.0%
    Toyota Boshoku Corp.                       8,700    129,169       0.0%
    Toyota Motor Corp.                        75,200  5,234,606       0.6%
    Toyota Motor Corp. Sponsored ADR          10,100  1,404,102       0.2%
    Toyota Tsusho Corp.                       14,800    380,533       0.1%
    TPR Co., Ltd.                              3,000     78,698       0.0%
    Trancom Co., Ltd.                            500     23,602       0.0%
    Transcosmos, Inc.                          1,000     24,213       0.0%
    Trend Micro, Inc.                          2,600     87,962       0.0%
    Trusco Nakayama Corp.                      1,700     57,245       0.0%
    TS Tech Co., Ltd.                          5,700    169,742       0.0%
    TSI Holdings Co., Ltd.                     3,900     26,549       0.0%
    Tsubakimoto Chain Co.                     19,000    155,548       0.0%
    Tsugami Corp.                              9,000     52,597       0.0%
    Tsukishima Kikai Co., Ltd.                 1,500     15,050       0.0%
    Tsukuba Bank, Ltd.                         8,300     28,398       0.0%
    Tsukui Corp.                               5,100     38,541       0.0%
    Tsumura & Co.                              6,300    147,630       0.0%
    Tsuruha Holdings, Inc.                       900     65,276       0.0%
    Tsurumi Manufacturing Co., Ltd.              700     10,506       0.0%
    UACJ Corp.                                27,000     78,062       0.0%
    Ube Industries, Ltd.                     127,000    210,698       0.1%
    UKC Holdings Corp.                           800     14,178       0.0%
*   Ulvac, Inc.                                6,100    103,864       0.0%
    Unicharm Corp.                             3,400     85,579       0.0%
    Union Tool Co.                               500     15,091       0.0%
    Unipres Corp.                              5,600    115,614       0.0%
    United Arrows, Ltd.                        2,200     67,700       0.0%
*   United Super Markets Holdings, Inc.        2,200     19,052       0.0%
*   Unitika, Ltd.                             55,000     27,642       0.0%
    Universal Entertainment Corp.              3,200     53,155       0.0%
    UNY Group Holdings Co., Ltd.              29,600    167,372       0.0%
*   Usen Corp.                                10,900     32,047       0.0%
    Ushio, Inc.                               14,900    195,391       0.0%
    USS Co., Ltd.                              5,100     89,800       0.0%
    Valor Co., Ltd.                            5,500    117,230       0.0%
    Vital KSK Holdings, Inc.                   1,700     12,555       0.0%
    VT Holdings Co., Ltd.                     14,000     70,246       0.0%
    Wacoal Holdings Corp.                     15,000    166,703       0.0%
    Wacom Co., Ltd.                           13,800     71,552       0.0%
    Wakachiku Construction Co., Ltd.           6,000      9,034       0.0%
    Wakita & Co., Ltd.                         3,700     36,894       0.0%
    Warabeya Nichiyo Co., Ltd.                 1,000     22,393       0.0%
*   WATAMI Co., Ltd.                           1,500     14,738       0.0%
    Welcia Holdings Co., Ltd.                  1,200     52,473       0.0%
    West Holdings Corp.                        4,600     33,354       0.0%
    West Japan Railway Co.                     2,900    160,612       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
JAPAN -- (Continued)
    Wowow, Inc.                                400 $     13,223       0.0%
    Xebio Co., Ltd.                          2,300       40,596       0.0%
    Yahagi Construction Co., Ltd.            1,600       10,389       0.0%
    Yahoo Japan Corp.                       20,600       84,156       0.0%
    Yakult Honsha Co., Ltd.                  1,200       75,468       0.0%
    YAMABIKO Corp.                           1,200       51,988       0.0%
    Yamada Denki Co., Ltd.                  61,800      252,952       0.1%
    Yamagata Bank, Ltd. (The)               19,000       84,476       0.0%
    Yamaguchi Financial Group, Inc.         21,000      263,231       0.1%
    Yamaha Corp.                            13,200      239,873       0.1%
    Yamaha Motor Co., Ltd.                   7,200      169,432       0.0%
    Yamaichi Electronics Co., Ltd.           1,700       12,902       0.0%
    Yamanashi Chuo Bank, Ltd. (The)         18,000       83,598       0.0%
    Yamatane Corp.                           7,000       11,021       0.0%
    Yamato Holdings Co., Ltd.                6,700      149,952       0.0%
    Yamato Kogyo Co., Ltd.                   4,400      103,523       0.0%
    Yamazaki Baking Co., Ltd.               11,000      194,706       0.0%
    Yamazen Corp.                            2,700       24,020       0.0%
    Yaoko Co., Ltd.                          2,200       77,894       0.0%
    Yaskawa Electric Corp.                   8,200      112,664       0.0%
    Yellow Hat, Ltd.                         1,700       37,561       0.0%
    Yokogawa Bridge Holdings Corp.           4,800       54,374       0.0%
    Yokogawa Electric Corp.                 21,200      248,293       0.1%
    Yokohama Reito Co., Ltd.                 4,700       33,277       0.0%
    Yokohama Rubber Co., Ltd. (The)         31,000      333,578       0.1%
    Yomiuri Land Co., Ltd.                   3,000       11,550       0.0%
    Yondoshi Holdings, Inc.                    900       19,776       0.0%
    Yorozu Corp.                             2,400       49,026       0.0%
    Yoshinoya Holdings Co., Ltd.             4,800       54,781       0.0%
    Yuasa Trading Co., Ltd.                  1,400       30,832       0.0%
    Yurtec Corp.                             5,000       31,972       0.0%
    Yusen Logistics Co., Ltd.                1,200       14,675       0.0%
    Zenrin Co., Ltd.                         1,400       17,179       0.0%
*   Zensho Holdings Co., Ltd.               12,700      118,869       0.0%
    Zeon Corp.                              23,000      206,448       0.0%
    ZERIA Pharmaceutical Co., Ltd.           3,800       60,281       0.0%
                                                   ------------      ----
TOTAL JAPAN                                         138,370,403      16.5%
                                                   ------------      ----
MALAYSIA -- (0.7%)
    Aeon Co. M Bhd                          47,900       43,596       0.0%
    AirAsia Bhd                            183,600      116,880       0.0%
    Alliance Financial Group Bhd           111,400      147,866       0.0%
    AMMB Holdings Bhd                      150,700      273,699       0.1%
    Astro Malaysia Holdings Bhd             28,900       25,445       0.0%
    Axiata Group Bhd                        50,000       94,485       0.0%
    Berjaya Corp. Bhd                      349,000       42,493       0.0%
    Berjaya Sports Toto Bhd                 70,900       64,854       0.0%
    BIMB Holdings Bhd                       12,000       13,472       0.0%
    British American Tobacco Malaysia Bhd    4,500       84,474       0.0%
*   Bumi Armada Bhd                        141,200       47,053       0.0%
    Bursa Malaysia Bhd                      16,300       39,950       0.0%
    Cahya Mata Sarawak Bhd                  62,900       89,488       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
MALAYSIA -- (Continued)
    Carlsberg Brewery Malaysia Bhd Class B    11,400 $ 42,845       0.0%
    Coastal Contracts Bhd                     22,700   19,183       0.0%
    Dayang Enterprise Holdings Bhd            39,800   29,345       0.0%
    Dialog Group Bhd                          54,200   24,586       0.0%
    DiGi.Com Bhd                              37,000   62,376       0.0%
    DRB-Hicom Bhd                            200,400  105,609       0.0%
    Eastern & Oriental Bhd                   112,500   61,510       0.0%
    Gamuda Bhd                                46,500   68,246       0.0%
    Genting Bhd                              127,700  313,473       0.1%
    Genting Malaysia Bhd                     106,800  128,730       0.0%
    Genting Plantations Bhd                   26,100   72,467       0.0%
    Globetronics Technology Bhd               18,100   30,157       0.0%
    Guinness Anchor Bhd                        5,800   23,780       0.0%
    HAP Seng Consolidated Bhd                 63,700   82,558       0.0%
    Hartalega Holdings Bhd                    12,100   27,681       0.0%
    Hong Leong Bank Bhd                       20,600   81,309       0.0%
    Hong Leong Financial Group Bhd            20,800   94,330       0.0%
    IHH Healthcare Bhd                        17,400   28,883       0.0%
    IJM Corp. Bhd                            220,450  453,948       0.1%
    Inari Amertron Bhd                        30,700   27,276       0.0%
    IOI Corp. Bhd                             19,000   23,133       0.0%
*   KNM Group Bhd                            193,920   34,690       0.0%
    Kossan Rubber Industries                  19,500   32,844       0.0%
    KPJ Healthcare Bhd                        12,600   15,057       0.0%
    KSL Holdings Bhd                          95,200   51,112       0.0%
    Kuala Lumpur Kepong Bhd                   10,200   63,457       0.0%
    Kulim Malaysia Bhd                        54,900   40,088       0.0%
    Lafarge Malaysia Bhd                      20,700   56,037       0.0%
    Magnum Bhd                                71,600   54,831       0.0%
    Mah Sing Group Bhd                       169,900  100,434       0.0%
    Malayan Banking Bhd                      118,900  307,250       0.1%
    Malaysia Airports Holdings Bhd            50,600   91,509       0.0%
    Malaysia Marine and Heavy Engineering
      Holdings Bhd                            61,800   21,124       0.0%
    Malaysian Pacific Industries Bhd          15,600   29,071       0.0%
    Malaysian Resources Corp. Bhd            201,000   74,242       0.0%
    Matrix Concepts Holdings Bhd              32,000   28,292       0.0%
    Maxis Bhd                                 20,700   40,254       0.0%
    Media Prima Bhd                           93,500   43,984       0.0%
    MISC Bhd                                  37,900   96,979       0.0%
    MMC Corp. Bhd                            137,400  103,751       0.0%
    Muhibbah Engineering M Bhd                20,500   14,375       0.0%
    My EG Services Bhd                        35,100   24,858       0.0%
    Oldtown Bhd                               48,400   23,077       0.0%
    OSK Holdings Bhd                          80,100   47,133       0.0%
    Padini Holdings Bhd                       60,100   23,577       0.0%
*   Parkson Holdings Bhd                      63,000   37,946       0.0%
    Perdana Petroleum Bhd                     46,500   17,681       0.0%
*   Perisai Petroleum Teknologi Bhd          141,200   21,622       0.0%
    Petronas Chemicals Group Bhd             109,100  179,393       0.0%
    Petronas Dagangan Bhd                     13,400   80,544       0.0%
    Petronas Gas Bhd                           9,500   60,570       0.0%
    Pos Malaysia Bhd                          54,600   77,836       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
MALAYSIA -- (Continued)
    PPB Group Bhd                             22,100 $   95,066       0.0%
    Press Metal Bhd                           54,100     42,776       0.0%
    Public Bank Bhd                           38,700    211,571       0.1%
    QL Resources Bhd                          20,900     23,420       0.0%
    RHB Capital Bhd                           37,820     83,734       0.0%
    Sapurakencana Petroleum Bhd              415,000    309,024       0.1%
    Scientex Bhd                               8,200     15,304       0.0%
    Sime Darby Bhd                            23,800     60,472       0.0%
    SP Setia Bhd Group                        65,700     62,813       0.0%
    Sunway Bhd                               102,900    109,308       0.0%
    Supermax Corp. Bhd                        87,100     49,362       0.0%
    TDM Bhd                                    3,500        766       0.0%
    Tenaga Nasional Bhd                       28,900    116,315       0.0%
    Top Glove Corp. Bhd                       45,500     71,619       0.0%
    UEM Edgenta Bhd                           36,500     37,029       0.0%
    UEM Sunrise Bhd                          154,900     55,919       0.0%
    UMW Holdings Bhd                          63,600    189,813       0.1%
    Unisem M Bhd                              91,500     61,263       0.0%
    UOA Development Bhd                       30,000     19,055       0.0%
    VS Industry Bhd                           29,100     32,091       0.0%
    WCT Holdings Bhd                          97,100     49,688       0.0%
    Yinson Holdings Bhd                       26,100     21,277       0.0%
    YTL Corp. Bhd                            577,300    270,504       0.1%
    YTL Power International Bhd               58,000     26,022       0.0%
                                                     ----------       ---
TOTAL MALAYSIA                                        6,793,009       0.8%
                                                     ----------       ---
MEXICO -- (0.9%)
    Alfa S.A.B. de C.V. Class A              121,600    246,894       0.1%
*   Alsea S.A.B. de C.V.                      40,500    121,695       0.0%
    America Movil S.A.B. de C.V. Series L    153,500    160,884       0.0%
    America Movil S.A.B. de C.V. Series L
      ADR                                     26,000    543,140       0.1%
    Arca Continental S.A.B. de C.V.           34,300    210,401       0.0%
*   Axtel S.A.B. de C.V.                     138,388     40,140       0.0%
*   Banregio Grupo Financiero S.A.B. de C.V.  27,417    157,261       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.  37,200     71,602       0.0%
*   Cemex S.A.B. de C.V.                      51,064     49,293       0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR        55,432    533,256       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Series L    2,900     23,191       0.0%
    Coca-Cola Femsa S.A.B. de C.V.
      Sponsored ADR                              800     63,920       0.0%
*   Consorcio ARA S.A.B. de C.V. Series *    120,900     50,986       0.0%
    Controladora Comercial Mexicana S.A.B.
      de C.V.                                 39,900    128,631       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.   47,500     89,167       0.0%
*   El Puerto de Liverpool S.A.B. de C.V.      5,500     60,628       0.0%
*   Empresas ICA S.A.B. de C.V.               42,400     37,586       0.0%
*   Empresas ICA S.A.B. de C.V. Sponsored
      ADR                                      5,100     18,156       0.0%
*   Fomento Economico Mexicano S.A.B. de
      C.V.                                     2,900     26,240       0.0%
*   Fomento Economico Mexicano S.A.B. de
      C.V. Sponsored ADR                       4,900    443,401       0.1%
*   Genomma Lab Internacional S.A.B. de
      C.V. Class B                            42,900     50,388       0.0%
*   Gentera S.A.B. de C.V.                    16,900     28,927       0.0%
    Gruma S.A.B. de C.V. Class B              13,900    167,449       0.0%
*   Grupo Aeromexico S.A.B. de C.V.           89,400    157,916       0.0%
    Grupo Aeroportuario del Centro Norte
      S.A.B. de C.V.                           8,300     41,440       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
MEXICO -- (Continued)
    Grupo Aeroportuario del Pacifico S.A.B.
      de C.V. ADR                              1,600 $  113,680       0.0%
    Grupo Aeroportuario del Pacifico S.A.B.
      de C.V. Class B                         15,461    109,876       0.0%
*   Grupo Aeroportuario del Sureste S.A.B.
      de C.V. ADR                                500     72,285       0.0%
    Grupo Aeroportuario del Sureste S.A.B.
      de C.V. Class B                          7,900    111,770       0.0%
*   Grupo Bimbo S.A.B. de C.V. Series A       51,200    137,261       0.0%
    Grupo Carso S.A.B. de C.V. Series A1      42,191    175,947       0.0%
    Grupo Comercial Chedraui S.A. de C.V.     48,195    144,629       0.0%
    Grupo Elektra S.A.B. de C.V.               1,630     42,051       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A        23,600     17,844       0.0%
    Grupo Financiero Banorte S.A.B. de C.V.   69,900    396,519       0.1%
    Grupo Financiero Inbursa S.A.B. de C.V.   74,400    177,732       0.0%
    Grupo Financiero Interacciones S.A. de
      C.V.                                    11,517     72,441       0.0%
    Grupo Financiero Santander Mexico
      S.A.B. de C.V. Class B                  13,100     26,683       0.0%
    Grupo Financiero Santander Mexico
      S.A.B. de C.V. Class B ADR               5,600     56,952       0.0%
*   Grupo Herdez S.A.B. de C.V. Series *      20,300     55,189       0.0%
    Grupo Mexico S.A.B. de C.V. Series B     158,000    488,253       0.1%
    Grupo Sanborns S.A.B. de C.V.             54,000     81,130       0.0%
*   Grupo Simec S.A.B. de C.V. Series B       10,100     27,195       0.0%
*   Grupo Televisa S.A.B. Series CPO          10,700     77,903       0.0%
*   Grupo Televisa S.A.B. Sponsored ADR       14,900    542,509       0.1%
*   Impulsora del Desarrollo y El Empleo en
      America Latina S.A.B. de C.V.           18,300     40,317       0.0%
*   Industrias Bachoco S.A.B. de C.V. ADR        200     10,758       0.0%
*   Industrias Bachoco S.A.B. de C.V.
      Series B                                11,336     50,481       0.0%
*   Industrias CH S.A.B. de C.V. Series B     21,900     89,316       0.0%
    Industrias Penoles S.A.B. de C.V.          3,655     61,941       0.0%
    Infraestructura Energetica Nova S.A.B.
      de C.V.                                  8,900     51,943       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V.
      Class A                                 84,200    185,391       0.0%
*   Megacable Holdings S.A.B. de C.V.         55,526    230,906       0.1%
    Mexichem S.A.B. de C.V.                   47,500    135,887       0.0%
*   Minera Frisco S.A.B. de C.V.              11,800      9,768       0.0%
*   OHL Mexico S.A.B. de C.V.                 25,700     51,929       0.0%
    Organizacion Soriana S.A.B. de C.V.
      Class B                                 28,000     68,513       0.0%
*   Promotora y Operadora de
      Infraestructura S.A.B. de C.V.          12,400    142,250       0.0%
*   Qualitas Controladora S.A.B. de C.V.      13,200     24,779       0.0%
*   TV Azteca S.A.B. de C.V.                  34,900     10,646       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.        122,000    287,068       0.1%
                                                     ----------       ---
TOTAL MEXICO                                          7,902,334       0.9%
                                                     ----------       ---
NETHERLANDS -- (1.8%)
    Aalberts Industries NV                    14,382    445,881       0.1%
    Accell Group                               4,024     75,236       0.0%
    Aegon NV(5927375)                         74,742    589,707       0.1%
    Aegon NV(007924103)                        3,029     23,868       0.0%
    Akzo Nobel NV                             13,433  1,027,809       0.1%
    Akzo Nobel NV Sponsored ADR                1,806     45,963       0.0%
*   AMG Advanced Metallurgical Group NV        6,486     67,549       0.0%
    Amsterdam Commodities NV                   2,528     71,687       0.0%
*   APERAM SA                                  6,528    248,872       0.0%
    Arcadis NV                                 9,439    298,782       0.0%
    ArcelorMittal(B295F26)                    11,759    125,704       0.0%
    ArcelorMittal(B03XPL1)                    32,509    345,943       0.1%
    ASM International NV                       5,722    277,814       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
NETHERLANDS -- (Continued)
    ASML Holding NV(B908F01)                  1,840 $   196,954       0.0%
    ASML Holding NV(B929F46)                  1,499     161,312       0.0%
    BE Semiconductor Industries NV            4,791     136,651       0.0%
    Beter Bed Holding NV                      1,634      42,146       0.0%
    BinckBank NV                              3,427      34,348       0.0%
    Boskalis Westminster NV                   8,734     453,824       0.1%
    Brunel International NV                   1,181      24,219       0.0%
    Corbion NV                                6,393     146,005       0.0%
    Delta Lloyd NV                           23,297     440,572       0.1%
    Fugro NV                                 10,788     310,262       0.0%
*   Galapagos NV                              3,398     143,102       0.0%
    Gemalto NV                                5,510     511,902       0.1%
*   Grontmij NV                               3,131      13,858       0.0%
*   Heijmans NV                               4,825      64,496       0.0%
    Heineken NV                               3,532     278,244       0.0%
*   ING Groep NV                             49,048     752,472       0.1%
*   ING Groep NV Sponsored ADR               38,057     583,033       0.1%
    KAS Bank NV                               1,425      19,328       0.0%
    Kendrion NV                               1,612      50,392       0.0%
    Koninklijke Ahold NV                     32,566     630,937       0.1%
*   Koninklijke BAM Groep NV                 35,661     148,656       0.0%
    Koninklijke DSM NV                       11,339     646,670       0.1%
    Koninklijke KPN NV                      303,583   1,125,612       0.1%
    Koninklijke Philips NV(500472303)        18,312     523,906       0.1%
    Koninklijke Philips NV(5986622)          27,195     778,980       0.1%
    Koninklijke Ten Cate NV                   4,652     108,306       0.0%
    Koninklijke Vopak NV                      5,979     313,825       0.0%
*   Ordina NV                                15,011      28,914       0.0%
*   PostNL NV                                39,479     196,056       0.0%
    Randstad Holding NV                       9,843     587,044       0.1%
    Reed Elsevier NV                         15,046     362,871       0.1%
    Reed Elsevier NV Sponsored ADR            1,192      56,918       0.0%
*   Royal Imtech NV                           2,423      12,960       0.0%
*   SBM Offshore NV                          29,058     375,251       0.1%
    Sligro Food Group NV                      1,258      48,544       0.0%
    TKH Group NV                              5,722     212,323       0.0%
    TNT Express NV                           52,638     449,322       0.1%
*   TomTom NV                                 9,588      85,091       0.0%
    Unilever NV(B12T3J1)                      6,494     283,272       0.0%
    Unilever NV(904784709)                   12,797     556,414       0.1%
    USG People NV                             6,673      90,620       0.0%
    Wessanen                                  5,625      47,929       0.0%
    Wolters Kluwer NV                        26,680     864,366       0.1%
                                                    -----------       ---
TOTAL NETHERLANDS                                    16,542,722       2.0%
                                                    -----------       ---
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd.                    71,483     146,900       0.0%
    Auckland International Airport, Ltd.     82,287     288,762       0.1%
*   Chorus, Ltd.                             21,628      50,333       0.0%
    Contact Energy, Ltd.                     45,885     198,706       0.0%
    Ebos Group, Ltd.                          3,835      27,861       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.   35,481     175,717       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
NEW ZEALAND -- (Continued)
    Fletcher Building, Ltd.(6341617)           2,494 $   15,584       0.0%
    Fletcher Building, Ltd.(6341606)          39,191    248,083       0.1%
    Freightways, Ltd.                         13,687     63,716       0.0%
    Infratil, Ltd.                            63,991    152,318       0.0%
    Mainfreight, Ltd.                         12,514    146,918       0.0%
    Metlifecare, Ltd.                          8,924     33,065       0.0%
    Nuplex Industries, Ltd.                   23,814     60,957       0.0%
    Port of Tauranga, Ltd.                     7,758     99,137       0.0%
    Restaurant Brands New Zealand, Ltd.        3,753     11,884       0.0%
    Ryman Healthcare, Ltd.                    12,031     74,718       0.0%
    Sky Network Television, Ltd.              35,709    171,057       0.0%
    SKYCITY Entertainment Group, Ltd.         70,154    224,728       0.0%
    Spark New Zealand, Ltd.                  171,727    388,574       0.1%
    Summerset Group Holdings, Ltd.            16,829     44,520       0.0%
    Trade Me Group, Ltd.                      44,228    128,821       0.0%
    TrustPower, Ltd.                           1,960     11,672       0.0%
    Vector, Ltd.                              24,043     59,253       0.0%
*   Xero, Ltd.                                 3,239     48,923       0.0%
                                                     ----------       ---
TOTAL NEW ZEALAND                                     2,872,207       0.3%
                                                     ----------       ---
NORWAY -- (0.6%)
*   Akastor ASA                               21,418     41,794       0.0%
    Aker ASA Class A                           2,454     55,267       0.0%
    Aker Solutions ASA                         5,237     31,882       0.0%
    American Shipping ASA                      1,624      6,846       0.0%
*   Archer, Ltd.                              21,569      8,004       0.0%
    Atea ASA                                   7,404     82,597       0.0%
    Austevoll Seafood ASA                     10,958     63,734       0.0%
    Bakkafrost P/F                             3,244     76,182       0.0%
    BW Offshore, Ltd.                         27,960     20,830       0.0%
*   Det Norske Oljeselskap ASA                 9,999     73,266       0.0%
    DNB ASA                                   22,287    395,933       0.1%
*   DNO ASA                                   64,856    122,272       0.0%
    Fred Olsen Energy ASA                      4,852     43,600       0.0%
*   Frontline, Ltd.                           16,104     41,420       0.0%
    Gjensidige Forsikring ASA                  5,150     89,593       0.0%
    Hexagon Composites ASA                     4,649     14,976       0.0%
    Hoegh LNG Holdings, Ltd.                   1,329     17,912       0.0%
*   Kongsberg Automotive ASA                  91,322     75,973       0.0%
    Kongsberg Gruppen ASA                      3,020     64,894       0.0%
    Kvaerner ASA                              14,228     11,155       0.0%
    Leroy Seafood Group ASA                    2,475     82,112       0.0%
    Marine Harvest ASA                         8,947    109,052       0.0%
*   Nordic Semiconductor ASA                   7,410     56,456       0.0%
    Norsk Hydro ASA                           64,479    305,360       0.1%
*   Norwegian Air Shuttle ASA                  1,413     59,173       0.0%
    Opera Software ASA                         2,434     23,687       0.0%
    Orkla ASA                                 12,237     96,093       0.0%
    Petroleum Geo-Services ASA                32,247    214,112       0.0%
    Prosafe SE                                34,822    123,844       0.0%
*   REC Silicon ASA                          341,716     95,417       0.0%
*   REC Solar ASA                              1,222     16,529       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
NORWAY -- (Continued)
    Salmar ASA                                 4,691 $   76,160       0.0%
    Schibsted ASA                              1,489     92,644       0.0%
    Seadrill, Ltd.(B09RMQ1)                    2,040     26,001       0.0%
    Seadrill, Ltd.(B0HWHV8)                   13,831    181,048       0.0%
    SpareBank 1 SR Bank ASA                   10,784     79,979       0.0%
    Statoil ASA                               61,929  1,312,917       0.2%
    Statoil ASA Sponsored ADR                 13,666    290,129       0.1%
    Stolt-Nielsen, Ltd.                        2,564     47,799       0.0%
*   Storebrand ASA                            64,539    228,191       0.1%
    Subsea 7 SA                               13,866    154,021       0.0%
    Telenor ASA                                9,789    221,086       0.1%
    TGS Nopec Geophysical Co. ASA              3,238     82,404       0.0%
    Tomra Systems ASA                         12,754    124,106       0.0%
    Veidekke ASA                               7,006     86,068       0.0%
    Wilh Wilhelmsen ASA                        2,459     16,013       0.0%
    Wilh Wilhelmsen Holding ASA Class A          517     12,466       0.0%
    Yara International ASA                     3,792    194,292       0.0%
                                                     ----------       ---
TOTAL NORWAY                                          5,745,289       0.7%
                                                     ----------       ---
PERU -- (0.0%)
    Cia de Minas Buenaventura SAA ADR          1,300     14,534       0.0%
    Credicorp, Ltd.                            1,267    193,281       0.0%
                                                     ----------       ---
TOTAL PERU                                              207,815       0.0%
                                                     ----------       ---
PHILIPPINES -- (0.4%)
    Aboitiz Equity Ventures, Inc.             37,870     48,099       0.0%
    Aboitiz Power Corp.                       42,800     41,206       0.0%
    Alliance Global Group, Inc.              203,100    115,422       0.0%
    Ayala Corp.                                4,920     86,032       0.0%
    Ayala Land, Inc.                         147,600    127,695       0.1%
    Bank of the Philippine Islands            24,160     54,874       0.0%
    BDO Unibank, Inc.                         39,560     96,742       0.0%
    Belle Corp.                              455,000     42,572       0.0%
    Cebu Air, Inc.                            20,810     39,708       0.0%
    Cosco Capital, Inc.                      212,800     39,173       0.0%
    D&L Industries, Inc.                     100,200     44,894       0.0%
    DMCI Holdings, Inc.                      169,000     56,870       0.0%
*   East West Banking Corp.                   32,300     16,007       0.0%
    Energy Development Corp.               1,048,100    190,087       0.1%
    Filinvest Land, Inc.                   1,525,000     64,943       0.0%
    First Gen Corp.                          112,900     71,066       0.0%
    First Philippine Holdings Corp.           42,380     88,252       0.0%
    Globe Telecom, Inc.                        2,005     98,026       0.0%
    International Container Terminal
      Services, Inc.                          27,700     68,324       0.0%
    JG Summit Holdings, Inc.                  60,260     96,527       0.0%
    Jollibee Foods Corp.                      12,950     57,789       0.0%
    Lopez Holdings Corp.                     371,300     71,969       0.0%
    LT Group, Inc.                           178,900     59,726       0.0%
    Manila Electric Co.                        4,050     23,673       0.0%
    Manila Water Co., Inc.                   111,900     62,190       0.0%
    Megaworld Corp.                        1,086,200    128,774       0.1%
    Metro Pacific Investments Corp.          776,400     78,837       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
PHILIPPINES -- (Continued)
    Metropolitan Bank & Trust Co.             32,024 $   66,757       0.0%
    Petron Corp.                             346,100     76,446       0.0%
    Philippine Long Distance Telephone Co.     1,290     80,945       0.0%
    Philippine Long Distance Telephone Co.
      Sponsored ADR                              900     57,996       0.0%
*   Philippine National Bank                  37,990     65,997       0.0%
    Puregold Price Club, Inc.                 60,300     53,670       0.0%
    Rizal Commercial Banking Corp.            15,300     15,684       0.0%
    Robinsons Land Corp.                     125,500     84,270       0.0%
    Robinsons Retail Holdings, Inc.           35,700     69,773       0.0%
    San Miguel Corp.                          26,490     40,706       0.0%
    Security Bank Corp.                       35,550    133,954       0.1%
    Semirara Mining and Power Corp.           10,870     40,374       0.0%
    SM Investments Corp.                       6,160    124,448       0.0%
    SM Prime Holdings, Inc.                  178,400     74,600       0.0%
*   Travellers International Hotel Group,
      Inc.                                    98,200     14,867       0.0%
    Union Bank of the Philippines             11,570     17,129       0.0%
    Universal Robina Corp.                    24,580    119,867       0.0%
    Vista Land & Lifescapes, Inc.            696,500    117,156       0.0%
                                                     ----------       ---
TOTAL PHILIPPINES                                     3,224,116       0.4%
                                                     ----------       ---
POLAND -- (0.4%)
*   Alior Bank SA                              3,959     96,609       0.0%
    Asseco Poland SA                           4,307     72,559       0.0%
    Bank Handlowy w Warszawie SA               1,558     49,270       0.0%
    Bank Millennium SA                        23,433     47,589       0.0%
    Bank Pekao SA                              3,594    186,811       0.0%
    Bank Zachodni WBK SA                         606     62,575       0.0%
*   Boryszew SA                               12,353     20,663       0.0%
    Budimex SA                                   464     22,674       0.0%
    CCC SA                                     1,503     79,390       0.0%
*   CD Projekt SA                              4,334     24,846       0.0%
    Cyfrowy Polsat SA                          8,103     56,490       0.0%
    Enea SA                                   22,950    103,818       0.0%
    Eurocash SA                                8,043     81,579       0.0%
*   Getin Noble Bank SA                       32,891     16,330       0.0%
    Grupa Azoty SA                             7,430    169,374       0.0%
    Grupa Kety SA                                244     21,431       0.0%
*   Grupa Lotos SA                            10,591     90,450       0.0%
    ING Bank Slaski SA                         1,055     41,579       0.0%
    Kernel Holding SA                          8,287     79,947       0.0%
    KGHM Polska Miedz SA                      11,525    404,095       0.1%
*   KRUK SA                                      372     15,822       0.0%
    LPP SA                                        24     50,976       0.0%
    Lubelski Wegiel Bogdanka SA                1,918     46,771       0.0%
    mBank SA                                     611     79,022       0.0%
    Netia SA                                  13,254     21,686       0.0%
    Orange Polska SA                          40,980    116,080       0.0%
    PGE Polska Grupa Energetyczna SA          39,304    226,161       0.1%
    Polski Koncern Naftowy Orlen SA           14,480    274,998       0.1%
    Polskie Gornictwo Naftowe i Gazownictwo
      SA                                      40,356     72,790       0.0%
    Powszechna Kasa Oszczednosci Bank
      Polski SA                               29,617    296,183       0.1%
    Powszechny Zaklad Ubezpieczen SA           1,156    150,771       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
POLAND -- (Continued)
    Synthos SA                                20,750 $   27,176       0.0%
    Tauron Polska Energia SA                  64,447     86,197       0.0%
*   TVN SA                                     6,657     31,430       0.0%
    Warsaw Stock Exchange                      1,110     15,145       0.0%
                                                     ----------       ---
TOTAL POLAND                                          3,239,287       0.4%
                                                     ----------       ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                             18,331     78,617       0.0%
*   Banco BPI SA                              23,504     38,419       0.0%
*   Banco Comercial Portugues SA           2,295,743    228,613       0.0%
    Corticeira Amorim SGPS SA                  4,333     19,559       0.0%
    EDP - Energias de Portugal SA             67,148    268,484       0.1%
    EDP Renovaveis SA                         29,134    203,656       0.0%
    Galp Energia SGPS SA                      30,239    413,055       0.1%
    Jeronimo Martins SGPS SA                  12,426    181,263       0.0%
    Mota-Engil SGPS SA                         5,569     19,210       0.0%
    NOS SGPS SA                               12,165     88,607       0.0%
    Portucel SA                               22,017    107,716       0.0%
    REN - Redes Energeticas Nacionais
      SGPS SA                                 28,401     88,910       0.0%
    Semapa-Sociedade de Investimento e
      Gestao                                   8,469    121,297       0.0%
    Sonae SGPS SA                            127,795    177,690       0.0%
                                                     ----------       ---
TOTAL PORTUGAL                                        2,035,096       0.2%
                                                     ----------       ---
RUSSIA -- (0.2%)
    Gazprom OAO Sponsored ADR                 93,136    545,679       0.1%
    Lukoil OAO Sponsored ADR                   6,412    328,009       0.1%
    Magnitogorsk Iron & Steel Works OJSC
      GDR                                      5,564     20,670       0.0%
    MMC Norilsk Nickel OJSC ADR                4,413     83,130       0.0%
    Novolipetsk Steel OJSC GDR                 2,410     31,819       0.0%
    Phosagro OAO GDR                             991     12,080       0.0%
    PIK Group GDR                              5,506     19,826       0.0%
    Rosneft OAO GDR                           21,859    107,857       0.0%
    RusHydro JSC ADR                          38,308     46,093       0.0%
    Sberbank of Russia Sponsored ADR          32,179    190,991       0.0%
    Severstal PAO GDR                          6,022     66,757       0.0%
    Tatneft OAO Sponsored ADR                  7,107    243,785       0.0%
    Uralkali PJSC GDR                          6,332     93,130       0.0%
    VimpelCom, Ltd.                            9,500     53,865       0.0%
    VTB Bank OJSC GDR                         48,104    118,977       0.0%
*   X5 Retail Group NV GDR                     2,592     52,477       0.0%
                                                     ----------       ---
TOTAL RUSSIA                                          2,015,145       0.2%
                                                     ----------       ---
SINGAPORE -- (0.9%)
*   Biosensors International Group, Ltd.     178,600    111,268       0.0%
*   Boustead Projects Pte., Ltd.               3,600      2,843       0.0%
    Boustead Singapore, Ltd.                  12,000     12,808       0.0%
    Bukit Sembawang Estates, Ltd.              3,000     11,673       0.0%
    CapitaLand, Ltd.                          60,000    166,970       0.0%
    China Merchants Holdings Pacific, Ltd.    84,100     74,945       0.0%
    Chip Eng Seng Corp., Ltd.                101,200     67,958       0.0%
    City Developments, Ltd.                   20,500    164,942       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
SINGAPORE -- (Continued)
    ComfortDelGro Corp., Ltd.                 55,000 $127,415       0.0%
    Cosco Corp. Singapore, Ltd.              106,100   48,414       0.0%
    CSE Global, Ltd.                          44,000   19,095       0.0%
    CWT, Ltd.                                 45,800   66,422       0.0%
    DBS Group Holdings, Ltd.                  42,800  680,108       0.1%
    Dyna-Mac Holdings, Ltd.                   38,000    9,476       0.0%
    Ezion Holdings, Ltd.                     201,400  182,609       0.0%
*   Ezra Holdings, Ltd.                      192,200   63,711       0.0%
    First Resources, Ltd.                     59,400   79,664       0.0%
    Frasers Centrepoint, Ltd.                 24,200   34,622       0.0%
    Genting Singapore P.L.C.                 131,000  101,212       0.0%
    Global Logistic Properties, Ltd.          68,300  141,657       0.0%
    Golden Agri-Resources, Ltd.              747,800  236,568       0.1%
    Great Eastern Holdings, Ltd.               1,000   19,034       0.0%
    GuocoLand, Ltd.                           11,000   15,774       0.0%
    GuocoLeisure, Ltd.                        52,500   36,447       0.0%
    Ho Bee Land, Ltd.                         48,400   84,764       0.0%
    Hong Fok Corp., Ltd.                      22,000   15,753       0.0%
    Hongkong Land Holdings, Ltd.              13,000  105,236       0.0%
    Hutchison Port Holdings Trust            346,400  233,390       0.1%
    Hyflux, Ltd.                              34,000   24,748       0.0%
    Indofood Agri Resources, Ltd.             35,000   19,237       0.0%
    Jardine Cycle & Carriage, Ltd.             2,600   79,225       0.0%
    Keppel Corp., Ltd.                        24,400  160,265       0.0%
    Lian Beng Group, Ltd.                     40,000   17,061       0.0%
    M1, Ltd.                                  23,500   63,137       0.0%
    Midas Holdings, Ltd.                     272,500   79,816       0.0%
    Nam Cheong, Ltd.                         133,000   33,513       0.0%
*   Neptune Orient Lines, Ltd.               106,100   90,783       0.0%
    Noble Group, Ltd.                        475,900  309,914       0.1%
    Olam International, Ltd.                  83,900  127,963       0.0%
    OSIM International, Ltd.                  43,900   67,256       0.0%
    OUE, Ltd.                                 13,000   21,696       0.0%
    Oversea-Chinese Banking Corp., Ltd.       49,700  400,228       0.1%
    Petra Foods, Ltd.                          5,000   14,625       0.0%
    Raffles Education Corp., Ltd.             50,000   12,100       0.0%
    Raffles Medical Group, Ltd.               45,600  138,728       0.0%
    SATS, Ltd.                                47,000  113,240       0.0%
    SembCorp Industries, Ltd.                 63,400  216,061       0.1%
    SembCorp Marine, Ltd.                     31,000   69,337       0.0%
    Sheng Siong Group, Ltd.                  106,100   67,252       0.0%
    Sinarmas Land, Ltd.                      157,200   83,577       0.0%
    Singapore Airlines, Ltd.                  34,400  316,968       0.1%
    Singapore Exchange, Ltd.                  26,000  167,124       0.0%
    Singapore Post, Ltd.                     100,600  145,047       0.0%
    Singapore Press Holdings, Ltd.            30,300   95,886       0.0%
    Singapore Technologies Engineering, Ltd.  55,000  150,148       0.0%
    Singapore Telecommunications, Ltd.        96,400  322,130       0.1%
*   Sino Grandness Food Industry Group, Ltd.  38,000    9,700       0.0%
    SMRT Corp., Ltd.                          34,000   43,268       0.0%
    Stamford Land Corp., Ltd.                 26,000   11,382       0.0%
    StarHub, Ltd.                             19,200   61,310       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SINGAPORE -- (Continued)
    Super Group, Ltd.                         59,400 $   66,733       0.0%
*   Swiber Holdings, Ltd.                     58,500      8,723       0.0%
    Swissco Holdings, Ltd.                    16,000      5,950       0.0%
    Tat Hong Holdings, Ltd.                   18,000      8,475       0.0%
    Tuan Sing Holdings, Ltd.                  58,000     17,718       0.0%
    UMS Holdings, Ltd.                        27,000     11,513       0.0%
    United Engineers, Ltd.                    49,800     99,660       0.0%
    United Industrial Corp., Ltd.             18,000     46,630       0.0%
    United Overseas Bank, Ltd.                30,000    553,949       0.1%
    UOB-Kay Hian Holdings, Ltd.               13,000     15,025       0.0%
    UOL Group, Ltd.                           33,000    198,429       0.0%
*   Vard Holdings, Ltd.                       47,000     22,650       0.0%
    Venture Corp., Ltd.                       31,500    200,895       0.0%
    Wilmar International, Ltd.                56,800    139,508       0.0%
    Wing Tai Holdings, Ltd.                   88,600    131,104       0.0%
                                                     ----------       ---
TOTAL SINGAPORE                                       7,974,465       0.9%
                                                     ----------       ---
SOUTH AFRICA -- (1.9%)
*   Adcock Ingram Holdings, Ltd.               9,971     44,326       0.0%
    Advtech, Ltd.                              4,713      3,912       0.0%
    Aeci, Ltd.                                 9,887    107,749       0.0%
    African Rainbow Minerals, Ltd.             6,489     59,205       0.0%
*   Anglo American Platinum, Ltd.              3,455     95,426       0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR     50,919    576,912       0.1%
*   ArcelorMittal South Africa, Ltd.           7,367     12,292       0.0%
    Aspen Pharmacare Holdings, Ltd.            6,449    196,111       0.0%
    Assore, Ltd.                                 975      9,431       0.0%
    Astral Foods, Ltd.                         4,978     75,563       0.0%
*   Aveng, Ltd.                               22,747     20,417       0.0%
    AVI, Ltd.                                 51,546    353,227       0.1%
    Barclays Africa Group, Ltd.               20,251    324,382       0.1%
    Barloworld, Ltd.                          30,460    242,994       0.0%
    Bidvest Group, Ltd. (The)                 24,535    664,998       0.1%
*   Brait SE                                   5,946     45,233       0.0%
    Capitec Bank Holdings, Ltd.                2,028     95,491       0.0%
    Cashbuild, Ltd.                            3,806     89,327       0.0%
    City Lodge Hotels, Ltd.                    2,829     36,357       0.0%
    Clicks Group, Ltd.                        21,655    165,957       0.0%
    Clover Industries, Ltd.                   15,818     24,691       0.0%
*   Consolidated Infrastructure Group, Ltd.    8,603     20,641       0.0%
    Coronation Fund Managers, Ltd.            18,831    143,878       0.0%
    DataTec, Ltd.                             26,856    139,481       0.0%
    Discovery, Ltd.                           33,447    371,179       0.1%
    Distell Group, Ltd.                        1,651     22,317       0.0%
    EOH Holdings, Ltd.                        10,403    141,159       0.0%
    Exxaro Resources, Ltd.                     9,606     78,636       0.0%
    Famous Brands, Ltd.                       10,363    106,250       0.0%
    FirstRand, Ltd.                           90,699    433,278       0.1%
    Foschini Group, Ltd. (The)                15,098    223,548       0.0%
    Gold Fields, Ltd.                          4,094     18,902       0.0%
    Gold Fields, Ltd. Sponsored ADR          116,224    531,144       0.1%
    Grindrod, Ltd.                            24,584     33,626       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    Group Five, Ltd.                           5,162 $   11,888       0.0%
*   Harmony Gold Mining Co., Ltd.             38,004     73,150       0.0%
*   Harmony Gold Mining Co., Ltd. Sponsored
      ADR                                     29,949     58,101       0.0%
    Hudaco Industries, Ltd.                    4,962     51,856       0.0%
    Illovo Sugar, Ltd.                        29,361     53,055       0.0%
*   Impala Platinum Holdings, Ltd.            26,110    145,315       0.0%
    Imperial Holdings, Ltd.                   27,535    461,110       0.1%
    Investec, Ltd.                            16,669    158,498       0.0%
    Invicta Holdings, Ltd.                     1,753     10,746       0.0%
*   JD Group, Ltd.                             8,312     23,408       0.0%
    JSE, Ltd.                                  4,562     51,051       0.0%
    KAP Industrial Holdings, Ltd.            110,937     51,308       0.0%
    Kumba Iron Ore, Ltd.                       1,958     26,409       0.0%
    Lewis Group, Ltd.                         13,861    100,727       0.0%
    Liberty Holdings, Ltd.                    15,842    220,928       0.0%
    Life Healthcare Group Holdings, Ltd.      47,821    164,239       0.0%
    Massmart Holdings, Ltd.                   14,101    177,312       0.0%
    Mediclinic International, Ltd.            13,246    140,267       0.0%
    Metair Investments, Ltd.                  14,053     43,280       0.0%
    MMI Holdings, Ltd.                       118,569    337,353       0.1%
    Mondi, Ltd.                                9,117    183,841       0.0%
    Mpact, Ltd.                               18,996     68,964       0.0%
    Mr Price Group, Ltd.                      12,804    273,367       0.1%
    MTN Group, Ltd.                           78,082  1,567,802       0.2%
    Murray & Roberts Holdings, Ltd.           20,995     23,226       0.0%
    Nampak, Ltd.                              68,553    245,512       0.0%
    Naspers, Ltd. Class N                      5,379    843,889       0.1%
    Nedbank Group, Ltd.                       12,203    263,577       0.1%
    Netcare, Ltd.                             87,829    307,245       0.1%
*   Northam Platinum, Ltd.                    27,592    113,417       0.0%
    Oceana Group, Ltd.                         3,674     32,806       0.0%
    Omnia Holdings, Ltd.                       3,635     50,140       0.0%
    Peregrine Holdings, Ltd.                  26,791     62,740       0.0%
    Pick n Pay Stores, Ltd.                   27,004    129,293       0.0%
    Pioneer Foods, Ltd.                        6,344     99,122       0.0%
    PPC, Ltd.                                 28,343     40,597       0.0%
    PSG Group, Ltd.                            9,751    160,100       0.0%
    Resilient Property Income Fund, Ltd.       2,252     18,843       0.0%
    Reunert, Ltd.                             23,575    120,242       0.0%
*   Royal Bafokeng Platinum, Ltd.              7,081     30,793       0.0%
    Sanlam, Ltd.                              66,928    432,865       0.1%
    Santam, Ltd.                               4,125     80,704       0.0%
*   Sappi, Ltd.                               82,444    338,719       0.1%
*   Sappi, Ltd. Sponsored ADR                  3,300     13,382       0.0%
    Sasol, Ltd.                                8,180    329,355       0.1%
    Sasol, Ltd. Sponsored ADR                  9,015    362,854       0.1%
    Shoprite Holdings, Ltd.                   16,488    235,909       0.0%
    Sibanye Gold, Ltd.                        76,447    181,432       0.0%
    Sibanye Gold, Ltd. Sponsored ADR           7,300     68,985       0.0%
    Spar Group, Ltd. (The)                    13,748    220,203       0.0%
    Spur Corp., Ltd.                           3,691     11,452       0.0%
    Standard Bank Group, Ltd.                 34,388    504,057       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
SOUTH AFRICA -- (Continued)
    Steinhoff International Holdings, Ltd.   78,555 $   498,453       0.1%
    Sun International, Ltd.                  11,908     132,390       0.0%
*   Super Group, Ltd.                        41,649     126,231       0.0%
*   Telkom SA SOC, Ltd.                      37,633     258,698       0.0%
    Tiger Brands, Ltd.                        7,457     194,085       0.0%
    Tongaat Hulett, Ltd.                     15,407     170,614       0.0%
    Trencor, Ltd.                            22,422     123,811       0.0%
    Truworths International, Ltd.            31,884     232,383       0.0%
    Tsogo Sun Holdings, Ltd.                 42,751      99,239       0.0%
    Vodacom Group, Ltd.                       6,929      86,387       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.           6,041      56,602       0.0%
    Woolworths Holdings, Ltd.                32,314     243,090       0.0%
                                                    -----------       ---
TOTAL SOUTH AFRICA                                   17,505,457       2.1%
                                                    -----------       ---
SOUTH KOREA -- (3.4%)
    AK Holdings, Inc.                           317      25,169       0.0%
*   ALUKO Co., Ltd.                           6,630      35,813       0.0%
    Amorepacific Corp.                           30     108,694       0.0%
    AMOREPACIFIC Group                           72     109,478       0.0%
    Asia Cement Co., Ltd.                       213      24,107       0.0%
*   Asiana Airlines, Inc.                    12,570      90,233       0.0%
    AtlasBX Co., Ltd.                           532      19,985       0.0%
    Binggrae Co., Ltd.                          389      31,143       0.0%
    BNK Financial Group, Inc.                22,007     328,997       0.1%
    Bukwang Pharmaceutical Co., Ltd.            902      20,721       0.0%
*   Celltrion, Inc.                             561      44,664       0.0%
*   Cheil Worldwide, Inc.                     4,072      86,988       0.0%
*   China Great Star International, Ltd.      9,662      22,443       0.0%
*   China Ocean Resources Co., Ltd.          15,035      52,314       0.0%
    Chong Kun Dang Holdings Corp.               451      30,318       0.0%
    CJ CGV Co., Ltd.                            640      47,354       0.0%
    CJ CheilJedang Corp.                        805     313,062       0.1%
    CJ Corp.                                  1,343     238,763       0.1%
*   CJ E&M Corp.                              1,959     107,062       0.0%
*   CJ Korea Express Co., Ltd.                  147      28,042       0.0%
    CJ O Shopping Co., Ltd.                     586     131,090       0.0%
*   Com2uSCorp                                  473      79,741       0.0%
    Cosmax, Inc.                                322      43,472       0.0%
    Coway Co., Ltd.                           1,558     130,845       0.0%
    Crown Confectionery Co., Ltd.               108      30,803       0.0%
    Daeduck Electronics Co.                   3,211      28,438       0.0%
    Daeduck GDS Co., Ltd.                     2,173      24,740       0.0%
    Daelim Industrial Co., Ltd.               3,062     235,814       0.1%
    Daesang Corp.                             1,325      57,255       0.0%
    Daesang Holdings Co., Ltd.                1,395      36,104       0.0%
*   Daewoo Engineering & Construction Co.,
      Ltd.                                   12,504      82,784       0.0%
    Daewoo International Corp.                2,596      75,733       0.0%
    Daewoo Securities Co., Ltd.              16,725     261,043       0.1%
    Daewoo Shipbuilding & Marine
      Engineering Co., Ltd.                   9,744     163,791       0.0%
    Daewoong Pharmaceutical Co., Ltd.           720      43,331       0.0%
    Daishin Securities Co., Ltd.              5,051      66,298       0.0%
    DGB Financial Group, Inc.                20,939     236,364       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Dong-A Socio Holdings Co., Ltd.             238 $ 34,055       0.0%
    Dongbu Insurance Co., Ltd.                6,179  314,026       0.1%
    Dongbu Securities Co., Ltd.               3,464   21,225       0.0%
    Dongjin Semichem Co., Ltd.                8,280   40,512       0.0%
*   Dongkuk Steel Mill Co., Ltd.              8,322   49,425       0.0%
    Dongsung Holdings Co., Ltd.               3,855   31,011       0.0%
    Dongwon F&B Co., Ltd.                       129   42,454       0.0%
    Dongwon Industries Co., Ltd.                 75   21,848       0.0%
    Doosan Corp.                              1,289  149,300       0.0%
*   Doosan Engine Co., Ltd.                   3,572   23,158       0.0%
    Doosan Heavy Industries & Construction
      Co., Ltd.                               7,622  216,251       0.0%
*   Doosan Infracore Co., Ltd.               13,494  149,134       0.0%
    e-LITECOM Co., Ltd.                       2,144   46,311       0.0%
    E-Mart Co., Ltd.                          1,002  206,427       0.0%
    Easy Bio, Inc.                            4,867   24,910       0.0%
    Eo Technics Co., Ltd.                       444   45,719       0.0%
    Eugene Corp.                              7,218   48,781       0.0%
*   Eugene Investment & Securities Co., Ltd. 13,554   54,293       0.0%
*   Eusu Holdings Co., Ltd.                   3,188   32,267       0.0%
    Fila Korea, Ltd.                            544   53,250       0.0%
    Global & Yuasa Battery Co., Ltd.            736   37,775       0.0%
*   Golfzon Co., Ltd.                           186   21,772       0.0%
    Golfzon Yuwon Holdings Co., Ltd.            906   11,169       0.0%
    Grand Korea Leisure Co., Ltd.             1,372   49,101       0.0%
    Green Cross Corp.                           232   38,225       0.0%
    Green Cross Holdings Corp.                1,995   54,275       0.0%
*   GS Engineering & Construction Corp.       4,759  142,158       0.0%
    GS Holdings Corp.                         5,209  242,991       0.1%
    GS Home Shopping, Inc.                      397   88,418       0.0%
    GS retail Co., Ltd.                         960   34,716       0.0%
    Halla Holdings Corp.                      1,000   64,406       0.0%
    Han Kuk Carbon Co., Ltd.                  4,245   26,272       0.0%
    Hana Financial Group, Inc.               11,465  337,482       0.1%
    Hana Micron, Inc.                         2,572   25,229       0.0%
    Hana Tour Service, Inc.                     860  102,023       0.0%
    Hancom, Inc.                              2,449   45,907       0.0%
    Handsome Co., Ltd.                        2,208   72,865       0.0%
    Hanil Cement Co., Ltd.                      238   33,384       0.0%
*   Hanjin Heavy Industries & Construction
      Co., Ltd.                              14,404   83,337       0.0%
    Hanjin Transportation Co., Ltd.             703   39,808       0.0%
    Hankook Shell Oil Co., Ltd.                  47   21,561       0.0%
    Hankook Tire Co., Ltd.                    5,015  210,756       0.0%
*   Hanmi Pharm Co., Ltd.                       270   94,411       0.0%
    Hansae Co., Ltd.                            906   34,726       0.0%
    Hansol Chemical Co., Ltd.                   487   32,805       0.0%
*   Hansol Holdings Co., Ltd.                 2,807   21,050       0.0%
    Hanssem Co., Ltd.                           522   96,325       0.0%
    Hanwha Chemical Corp.                    10,964  174,823       0.0%
    Hanwha Corp.                              5,478  215,116       0.0%
    Hanwha Investment & Securities Co., Ltd.  4,900   28,829       0.0%
    Hanwha Life Insurance Co., Ltd.          18,379  135,871       0.0%
*   Harim Holdings Co., Ltd.                  6,852   32,460       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Hite Jinro Co., Ltd.                      3,914 $ 82,860       0.0%
    HMC Investment Securities Co., Ltd.       2,510   31,811       0.0%
    Hotel Shilla Co., Ltd.                    1,378  137,182       0.0%
    Huchems Fine Chemical Corp.               1,040   25,688       0.0%
    Humax Co., Ltd.                           1,684   29,124       0.0%
    Huons Co., Ltd.                             514   32,241       0.0%
    Hy-Lok Corp.                                957   30,343       0.0%
    Hyosung Corp.                             3,253  359,809       0.1%
    Hyundai Corp.                               986   31,204       0.0%
    Hyundai Department Store Co., Ltd.        1,416  192,213       0.0%
    Hyundai Development Co.                   2,116  112,635       0.0%
*   Hyundai Elevator Co., Ltd.                  451   32,088       0.0%
    Hyundai Engineering & Construction Co.,
      Ltd.                                    5,149  247,725       0.1%
    Hyundai Engineering Plastics Co., Ltd.    3,312   30,454       0.0%
    Hyundai Glovis Co., Ltd.                    371   81,381       0.0%
    Hyundai Greenfood Co., Ltd.               4,941   87,122       0.0%
*   Hyundai Heavy Industries Co., Ltd.        1,630  211,784       0.0%
    Hyundai Home Shopping Network Corp.         708   89,016       0.0%
    Hyundai Hysco Co., Ltd.                   1,909  117,603       0.0%
    Hyundai Livart Furniture Co., Ltd.          678   23,771       0.0%
    Hyundai Marine & Fire Insurance Co.,
      Ltd.                                    9,227  245,945       0.1%
    Hyundai Mobis Co., Ltd.                   1,589  349,386       0.1%
    Hyundai Motor Co.                         4,822  756,770       0.1%
*   Hyundai Rotem Co., Ltd.                   2,288   40,510       0.0%
    Hyundai Securities Co., Ltd.             25,023  259,103       0.1%
    Hyundai Steel Co.                         4,093  299,164       0.1%
    Hyundai Wia Corp.                         1,871  265,118       0.1%
    iMarketKorea, Inc.                        1,030   26,233       0.0%
    InBody Co., Ltd.                            728   21,626       0.0%
    Industrial Bank of Korea                 11,949  164,178       0.0%
*   Innox Corp.                               1,881   27,322       0.0%
*   Interflex Co., Ltd.                       1,475   19,817       0.0%
    Interpark Holdings Corp.                  4,198   34,931       0.0%
    IS Dongseo Co., Ltd.                        867   65,904       0.0%
    Kangwon Land, Inc.                        2,139   72,915       0.0%
    KB Capital Co., Ltd.                      2,024   42,192       0.0%
    KB Financial Group, Inc.                  3,906  148,953       0.0%
    KB Financial Group, Inc. ADR              3,800  144,894       0.0%
*   KCP Co., Ltd.                             1,329   40,578       0.0%
    KEPCO Engineering & Construction Co.,
      Inc.                                      589   22,850       0.0%
    KEPCO Plant Service & Engineering Co.,
      Ltd.                                      752   68,159       0.0%
    Kginicis Co., Ltd.                        1,130   24,573       0.0%
    KH Vatec Co., Ltd.                          898   18,196       0.0%
    Kia Motors Corp.                          6,854  315,844       0.1%
    KISWIRE, Ltd.                             1,337   86,868       0.0%
    KIWOOM Securities Co., Ltd.               1,135   80,465       0.0%
    Koh Young Technology, Inc.                  602   24,847       0.0%
    Kolon Corp.                               1,172   48,701       0.0%
    Kolon Industries, Inc.                    2,287  137,502       0.0%
    Kolon Life Science, Inc.                    477   39,341       0.0%
    Korea Aerospace Industries, Ltd.          1,184   72,327       0.0%
    Korea Electric Power Corp. Sponsored ADR  4,000   86,160       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Korea Electric Terminal Co., Ltd.           340 $ 23,187       0.0%
    Korea Gas Corp.                           1,594   68,750       0.0%
    Korea Investment Holdings Co., Ltd.       3,981  254,892       0.1%
    Korea Kolmar Co., Ltd.                      709   47,908       0.0%
*   Korea Line Corp.                          1,208   26,092       0.0%
    Korea Petro Chemical Ind                    651  105,098       0.0%
    Korea Zinc Co., Ltd.                        211   93,970       0.0%
*   Korean Air Lines Co., Ltd.                3,207  136,865       0.0%
    Korean Reinsurance Co.                   12,825  142,201       0.0%
*   KT Corp.                                  2,158   63,790       0.0%
*   KT Corp. Sponsored ADR                    2,500   36,425       0.0%
    KT Skylife Co., Ltd.                      2,681   43,537       0.0%
    KT&G Corp.                                2,457  217,591       0.0%
*   KTB Investment & Securities Co., Ltd.    10,900   37,231       0.0%
    Kukdo Chemical Co., Ltd.                    395   24,637       0.0%
    Kumho Petrochemical Co., Ltd.               922   73,851       0.0%
*   Kumho Tire Co., Inc.                     11,246  102,234       0.0%
    Kumkang Kind Co., Ltd.                      826   64,780       0.0%
    Kunsul Chemical Industrial Co., Ltd.        410   19,583       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.       2,536   39,031       0.0%
    Kyobo Securities Co., Ltd.                2,748   31,080       0.0%
    KyungDong City Gas Co., Ltd.                132   14,640       0.0%
    LEENO Industrial, Inc.                      751   32,147       0.0%
    LF Corp.                                  2,012   66,157       0.0%
    LG Chem, Ltd.                               910  229,874       0.0%
    LG Corp.                                  2,821  175,041       0.0%
    LG Display Co., Ltd.                     17,629  488,201       0.1%
    LG Display Co., Ltd. ADR                  7,000   96,740       0.0%
    LG Electronics, Inc.                     10,270  577,511       0.1%
    LG Hausys, Ltd.                             966  150,149       0.0%
    LG Household & Health Care, Ltd.            269  197,634       0.0%
    LG Innotek Co., Ltd.                      1,140  105,839       0.0%
    LG International Corp.                    2,598   99,415       0.0%
*   LG Life Sciences, Ltd.                      820   42,999       0.0%
    LG Uplus Corp.                           33,710  337,239       0.1%
    LIG Insurance Co., Ltd.                   6,608  152,907       0.0%
    Lock & Lock Co., Ltd.                     3,536   42,599       0.0%
    Lotte Chemical Corp.                        621  144,068       0.0%
    Lotte Chilsung Beverage Co., Ltd.            56  123,888       0.0%
    Lotte Food Co., Ltd.                         47   33,299       0.0%
    LOTTE Himart Co., Ltd.                    1,214   80,589       0.0%
    Lotte Shopping Co., Ltd.                    508  122,513       0.0%
    LS Corp.                                  2,954  148,505       0.0%
    LS Industrial Systems Co., Ltd.           1,847  101,785       0.0%
    Lumens Co., Ltd.                         10,136   55,557       0.0%
    Maeil Dairy Industry Co., Ltd.              876   36,141       0.0%
    Medy-Tox, Inc.                              252   87,117       0.0%
    MegaStudy Co., Ltd.                         678   42,754       0.0%
    Meritz Finance Group, Inc.                2,610   33,438       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.  9,314  124,064       0.0%
    Meritz Securities Co., Ltd.              17,286  101,044       0.0%
    Mirae Asset Securities Co., Ltd.          2,201  121,397       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Muhak Co., Ltd.                           1,077 $   36,281       0.0%
    Namhae Chemical Corp.                     3,185     29,136       0.0%
    NAVER Corp.                                 322    194,706       0.0%
    NCSoft Corp.                                644    122,676       0.0%
*   NEPES Corp.                               4,470     35,413       0.0%
    Nexen Tire Corp.                          4,594     55,731       0.0%
    NH Investment & Securities Co., Ltd.     13,977    193,505       0.0%
    NICE Holdings Co., Ltd.                   4,093     75,317       0.0%
    NICE Information Service Co., Ltd.        3,225     21,053       0.0%
    Nong Shim Holdings Co., Ltd.                 46      4,732       0.0%
    NongShim Co., Ltd.                          369     84,243       0.0%
    OCI Co., Ltd.                             1,629    150,140       0.0%
    OCI Materials Co., Ltd.                     392     37,023       0.0%
    Orion Corp.                                 117    136,652       0.0%
*   Osstem Implant Co., Ltd.                    591     25,828       0.0%
    Ottogi Corp.                                 39     25,617       0.0%
    Paradise Co., Ltd.                        1,224     28,397       0.0%
    Partron Co., Ltd.                         2,190     22,965       0.0%
    Poongsan Corp.                            2,309     62,207       0.0%
    POSCO                                     1,003    236,270       0.1%
    POSCO ADR                                 4,200    248,136       0.1%
    POSCO Chemtech Co., Ltd.                    331     42,270       0.0%
    Posco ICT Co., Ltd.                       4,665     23,504       0.0%
    Pyeong Hwa Automotive Co., Ltd.           1,648     27,247       0.0%
    S&T Dynamics Co., Ltd.                    2,242     28,697       0.0%
    S&T Motiv Co., Ltd.                         766     45,170       0.0%
    S-1 Corp.                                   901     67,165       0.0%
    S-Oil Corp.                                 657     44,764       0.0%
    Samchully Co., Ltd.                         294     35,221       0.0%
    Samjin Pharmaceutical Co., Ltd.           1,676     37,882       0.0%
    Samlip General Foods Co., Ltd.              148     35,726       0.0%
    Samsung Electro-Mechanics Co., Ltd.       4,333    271,921       0.1%
    Samsung Electronics Co., Ltd.             3,003  3,939,497       0.5%
    Samsung Fine Chemicals Co., Ltd.          2,500    101,167       0.0%
    Samsung Fire & Marine Insurance Co.,
      Ltd.                                    1,821    479,766       0.1%
    Samsung Heavy Industries Co., Ltd.       16,401    276,253       0.1%
    Samsung Life Insurance Co., Ltd.          1,161    113,560       0.0%
    Samsung SDI Co., Ltd.                     1,888    210,194       0.0%
    Samsung Securities Co., Ltd.              6,156    374,066       0.1%
*   Samsung Techwin Co., Ltd.                 6,419    164,870       0.0%
    Samyang Holdings Corp.                      449     42,674       0.0%
    SBS Media Holdings Co., Ltd.              5,556     27,486       0.0%
    Seah Besteel Corp.                        1,603     54,877       0.0%
    SeAH Steel Corp.                            249     18,898       0.0%
    Sebang Co., Ltd.                          1,445     29,234       0.0%
*   Seegene, Inc.                             1,200     39,929       0.0%
*   Seoul Semiconductor Co., Ltd.             2,525     45,509       0.0%
    Shinhan Financial Group Co., Ltd.         5,733    237,278       0.1%
    Shinhan Financial Group Co., Ltd. ADR     3,200    134,272       0.0%
    Shinsegae Co., Ltd.                         928    174,119       0.0%
    Silicon Works Co., Ltd.                     848     32,122       0.0%
*   Simm Tech Co., Ltd.                       3,373     29,125       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   SK Broadband Co., Ltd.                   20,960 $    93,696       0.0%
    SK C&C Co., Ltd.                            118      27,927       0.0%
    SK Chemicals Co., Ltd.                    1,445      93,850       0.0%
    SK Gas, Ltd.                                812      72,703       0.0%
    SK Holdings Co., Ltd.                     3,010     518,287       0.1%
    SK Hynix, Inc.                            7,977     341,296       0.1%
*   SK Innovation Co., Ltd.                   2,263     247,696       0.1%
    SK Networks Co., Ltd.                     7,701      56,920       0.0%
*   SK Securities Co., Ltd.                  33,078      52,339       0.0%
    SK Telecom Co., Ltd. ADR                  1,400      41,510       0.0%
    SKC Co., Ltd.                             2,085      82,070       0.0%
    SL Corp.                                  1,298      22,655       0.0%
*   SM Entertainment Co.                      2,093      61,194       0.0%
    Solid, Inc.                               3,236      21,647       0.0%
    Soulbrain Co., Ltd.                         735      28,341       0.0%
*   Ssangyong Cement Industrial Co., Ltd.     1,955      30,687       0.0%
    Sung Kwang Bend Co., Ltd.                 2,058      30,057       0.0%
*   Sungshin Cement Co., Ltd.                 2,333      25,906       0.0%
    Sungwoo Hitech Co., Ltd.                  7,231      75,951       0.0%
    Taekwang Industrial Co., Ltd.                33      36,927       0.0%
*   Taewoong Co., Ltd.                        1,614      24,686       0.0%
*   Taeyoung Engineering & Construction
      Co., Ltd.                               3,156      17,655       0.0%
*   TK Corp.                                  2,548      25,616       0.0%
    Tongyang Life Insurance                   4,971      68,357       0.0%
    Tovis Co., Ltd.                           1,473      21,388       0.0%
    Unid Co., Ltd.                              368      22,153       0.0%
*   Webzen, Inc.                              1,121      44,038       0.0%
*   Wonik IPS Co., Ltd.                       3,514      39,326       0.0%
*   Wonik Materials Co., Ltd.                   497      21,507       0.0%
    YG Entertainment, Inc.                      593      25,916       0.0%
    Young Poong Corp.                            15      18,453       0.0%
    Youngone Corp.                            1,434      87,773       0.0%
    Youngone Holdings Co., Ltd.                 956      91,885       0.0%
    Yuhan Corp.                                 251      54,077       0.0%
                                                    -----------       ---
TOTAL SOUTH KOREA                                    31,137,789       3.7%
                                                    -----------       ---
SPAIN -- (1.7%)
    Abengoa SA                                3,998      13,813       0.0%
    Abengoa SA Class B                       38,151     123,309       0.0%
    Abertis Infraestructuras SA              13,506     248,875       0.0%
*   Acciona SA                                3,582     270,992       0.1%
    Acerinox SA                              18,002     262,688       0.1%
    ACS Actividades de Construccion y
      Servicios SA                            5,413     190,731       0.0%
*   Almirall SA                               8,835     166,581       0.0%
    Amadeus IT Holding SA Class A            12,405     565,444       0.1%
    Atresmedia Corp de Medios de
      Comunicacion SA                         5,203      84,040       0.0%
    Banco Bilbao Vizcaya Argentaria SA       96,286     967,489       0.1%
    Banco Bilbao Vizcaya Argentaria SA
      Sponsored ADR                          24,657     247,063       0.0%
    Banco de Sabadell SA                    191,064     510,992       0.1%
    Banco Popular Espanol SA                 60,622     315,420       0.1%
    Banco Santander SA                      195,291   1,476,511       0.2%
    Banco Santander SA Sponsored ADR         78,380     589,418       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SPAIN -- (Continued)
*   Bankia SA                                98,184 $   137,115       0.0%
    Bankinter SA                             51,377     388,553       0.1%
*   Baron de Ley                                167      17,407       0.0%
    Bolsas y Mercados Espanoles SHMSF SA      7,493     335,213       0.1%
    CaixaBank SA                             38,104     191,113       0.0%
    Cie Automotive SA                         4,903      74,509       0.0%
    Construcciones y Auxiliar de
      Ferrocarriles SA                          277      96,602       0.0%
    Distribuidora Internacional de
      Alimentacion SA                        40,592     325,096       0.1%
    Duro Felguera SA                         14,383      57,959       0.0%
    Ebro Foods SA                             9,065     175,844       0.0%
    Enagas SA                                19,012     585,526       0.1%
    Ence Energia y Celulosa SA                8,869      31,991       0.0%
    Faes Farma SA                            19,023      49,160       0.0%
    Ferrovial SA                              6,373     144,526       0.0%
*   Fomento de Construcciones y Contratas
      SA                                      9,741     124,934       0.0%
*   Gamesa Corp. Tecnologica SA              26,800     358,380       0.1%
    Gas Natural SDG SA                        7,673     188,664       0.0%
    Grifols SA                                3,515     149,147       0.0%
    Grupo Catalana Occidente SA               5,983     192,431       0.0%
    Iberdrola SA                            287,292   1,922,928       0.2%
    Inditex SA                                7,037     225,811       0.0%
    Indra Sistemas SA                         7,679      90,395       0.0%
    Mapfre SA                                81,360     302,342       0.1%
*   Mediaset Espana Comunicacion SA          13,400     181,632       0.0%
    Melia Hotels International SA             9,191     114,912       0.0%
    Miquel y Costas & Miquel SA                 790      28,840       0.0%
*   NH Hotel Group SA                        21,552     125,480       0.0%
    Obrascon Huarte Lain SA                   3,660      84,898       0.0%
    Papeles y Cartones de Europa SA           7,012      45,428       0.0%
*   Promotora de Informaciones SA Class A   217,864      71,565       0.0%
    Prosegur Cia de Seguridad SA             15,155      87,362       0.0%
    Red Electrica Corp. SA                    2,973     249,508       0.0%
    Repsol SA                                30,723     633,312       0.1%
    Repsol SA Sponsored ADR                   7,571     156,568       0.0%
*   Sacyr SA                                 13,357      59,972       0.0%
    Tecnicas Reunidas SA                      2,210     102,795       0.0%
    Telefonica SA                            69,956   1,064,756       0.1%
    Telefonica SA Sponsored ADR               6,054      91,779       0.0%
    Tubacex SA                                8,420      28,488       0.0%
    Tubos Reunidos SA                         7,042      13,163       0.0%
    Vidrala SA                                1,998      93,338       0.0%
    Viscofan SA                               3,251     206,632       0.0%
    Zardoya Otis SA                           9,685     124,861       0.0%
*   Zeltia SA                                17,562      81,226       0.0%
                                                    -----------       ---
TOTAL SPAIN                                          15,845,527       1.9%
                                                    -----------       ---
SWEDEN -- (2.1%)
    AAK AB                                    4,005     253,379       0.0%
    AddTech AB Class B                        2,698      35,479       0.0%
    AF AB Class B                             3,179      43,232       0.0%
    Alfa Laval AB                            10,154     189,534       0.0%
    Assa Abloy AB Class B                     6,373     369,722       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SWEDEN -- (Continued)
    Atlas Copco AB Class A                    7,408 $231,226       0.0%
    Atlas Copco AB Class B                    4,750  132,261       0.0%
    Atrium Ljungberg AB Class B               3,003   43,818       0.0%
    Avanza Bank Holding AB                    2,096   90,293       0.0%
    Axfood AB                                 8,512  134,469       0.0%
    B&B Tools AB Class B                      1,238   19,994       0.0%
    Beijer Alma AB                            1,264   28,365       0.0%
    Betsson AB                                5,220  218,538       0.0%
    Bilia AB Class A                          4,032  143,159       0.0%
    BillerudKorsnas AB                       17,346  300,261       0.1%
    Boliden AB                               44,536  967,574       0.1%
    Bure Equity AB                            2,880   17,617       0.0%
    Byggmax Group AB                          5,674   41,435       0.0%
    Castellum AB                             13,403  208,983       0.0%
    Clas Ohlson AB Class B                    3,825   65,681       0.0%
*   Cloetta AB Class B                       27,463   84,610       0.0%
    Concentric AB                             2,299   32,531       0.0%
*   Doro AB                                   4,842   25,083       0.0%
    Duni AB                                   3,488   53,182       0.0%
    Electrolux AB Series B                    9,403  281,550       0.0%
    Elekta AB Class B                        16,486  154,263       0.0%
    Fabege AB                                10,603  161,630       0.0%
*   Fastighets AB Balder                      1,659   29,572       0.0%
    Getinge AB Class B                       14,799  359,688       0.1%
    Gunnebo AB                                3,274   16,262       0.0%
    Haldex AB                                 8,094  120,952       0.0%
    Hennes & Mauritz AB Class B              10,523  418,360       0.1%
    Hexagon AB Class B                        5,447  201,758       0.0%
    Hexpol AB                                 1,110  118,949       0.0%
    HIQ International AB                      2,826   14,398       0.0%
    Holmen AB Class B                         8,543  282,670       0.1%
    Hufvudstaden AB Class A                   1,813   25,062       0.0%
    Husqvarna AB Class A                      2,777   20,623       0.0%
    Husqvarna AB Class B                     34,171  252,751       0.0%
    ICA Gruppen AB                            5,479  203,249       0.0%
    Industrial & Financial Systems Class B    2,426   83,980       0.0%
    Indutrade AB                              4,258  208,011       0.0%
    Intrum Justitia AB                        5,509  173,490       0.0%
    JM AB                                    12,115  360,446       0.1%
    KappAhl AB                                4,789   21,861       0.0%
    Klovern AB Class A                        1,164    1,303       0.0%
    Klovern AB Class B                       11,635   12,907       0.0%
    Kungsleden AB                            15,177  110,472       0.0%
    Lagercrantz AB Class B                      736   15,934       0.0%
    Lindab International AB                  13,358  116,666       0.0%
    Loomis AB Class B                         8,775  281,234       0.0%
*   Lundin Petroleum AB                       6,226  100,779       0.0%
    Meda AB Class A                          26,579  446,139       0.1%
*   Medivir AB Class B                        2,399   26,270       0.0%
    Mekonomen AB                              2,668   66,384       0.0%
    Millicom International Cellular SA        2,904  226,561       0.0%
    Modern Times Group AB Class B             2,348   78,083       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
SWEDEN -- (Continued)
    MQ Holding AB                             3,573 $    17,064       0.0%
    Mycronic AB                               5,846      42,499       0.0%
    NCC AB Class B                            8,616     282,553       0.0%
    Net Entertainment NE AB                   2,300      86,960       0.0%
    New Wave Group AB Class B                 3,071      16,108       0.0%
    Nibe Industrier AB Class B               10,754     286,439       0.1%
    Nobia AB                                 18,988     205,549       0.0%
    Nolato AB Class B                         4,274     102,594       0.0%
    Nordea Bank AB                           64,325     817,258       0.1%
    Nordnet AB Class B                       14,629      66,813       0.0%
    Oriflame Cosmetics SA                     2,441      42,152       0.0%
    Peab AB                                  25,231     212,795       0.0%
    Ratos AB Class B                         27,141     185,063       0.0%
    Rezidor Hotel Group AB                    3,615      15,337       0.0%
    Saab AB Class B                           8,570     221,215       0.0%
    Sandvik AB                               34,414     434,961       0.1%
*   SAS AB                                   20,939      40,463       0.0%
    Securitas AB Class B                     29,453     440,457       0.1%
    Skandinaviska Enskilda Banken AB Class A 48,253     609,757       0.1%
    Skanska AB Class B                       11,963     266,215       0.0%
    SKF AB Class B                           14,208     347,031       0.1%
    SkiStar AB                                1,654      19,882       0.0%
*   SSAB AB Class A(B17H0S8)                  6,226      37,664       0.0%
*   SSAB AB Class A(BPRBWK4)                  2,266      13,704       0.0%
*   SSAB AB Class B(B17H3F6)                 13,140      68,244       0.0%
*   SSAB AB Class B(BPRBWM6)                  5,795      30,552       0.0%
    Svenska Cellulosa AB SCA Class A            474      12,017       0.0%
    Svenska Cellulosa AB SCA Class B         27,014     683,318       0.1%
    Svenska Handelsbanken AB Class A         10,027     462,836       0.1%
    Swedbank AB Class A                      17,202     399,993       0.1%
    Swedish Match AB                         10,762     331,298       0.1%
*   Swedish Orphan Biovitrum AB               5,636      90,580       0.0%
    Tele2 AB Class B                         49,032     653,978       0.1%
    Telefonaktiebolaget LM Ericsson Class A   1,268      13,324       0.0%
    Telefonaktiebolaget LM Ericsson Class B  57,107     624,566       0.1%
    Telefonaktiebolaget LM Ericsson
      Sponsored ADR                          13,749     150,139       0.0%
    TeliaSonera AB                           99,980     621,589       0.1%
    Trelleborg AB Class B                    24,968     489,303       0.1%
    Unibet Group P.L.C.                       2,261     132,548       0.0%
    Vitrolife AB                                600      11,318       0.0%
    Volvo AB Class A                         12,060     166,686       0.0%
    Volvo AB Class B                         48,702     672,828       0.1%
    Volvo AB Sponsored ADR                    1,820      24,843       0.0%
    Wallenstam AB Class B                     6,343     106,943       0.0%
    Wihlborgs Fastigheter AB                  2,149      41,593       0.0%
                                                    -----------       ---
TOTAL SWEDEN                                         19,321,712       2.3%
                                                    -----------       ---
SWITZERLAND -- (4.6%)
    ABB, Ltd.                                91,981   2,015,528       0.3%
    ABB, Ltd. Sponsored ADR                  11,588     252,271       0.0%
    Actelion, Ltd.                            2,585     340,136       0.1%
    Adecco SA                                12,833   1,045,847       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SWITZERLAND -- (Continued)
*   AFG Arbonia-Forster Holding AG              900 $   19,201       0.0%
    Allreal Holding AG                        1,015    145,623       0.0%
    ams AG                                    4,250    231,061       0.0%
    APG SGA SA                                   87     35,918       0.0%
    Aryzta AG                                 6,329    427,062       0.1%
    Ascom Holding AG                          5,904    105,117       0.0%
    Autoneum Holding AG                         579    127,857       0.0%
    Baloise Holding AG                        3,781    492,045       0.1%
    Banque Cantonale Vaudoise                   425    250,300       0.0%
    Barry Callebaut AG                          143    173,476       0.0%
    Basler Kantonalbank                         177     13,594       0.0%
    Belimo Holding AG                            36     87,350       0.0%
    Bell AG                                       7     18,747       0.0%
    Berner Kantonalbank AG                      285     61,032       0.0%
    BKW AG                                    1,087     42,754       0.0%
    Bobst Group SA                            1,482     67,609       0.0%
    Bossard Holding AG Class A                1,036    123,625       0.0%
    Bucher Industries AG                        726    182,478       0.0%
    Burckhardt Compression Holding AG            87     37,882       0.0%
    Burkhalter Holding AG                       126     15,386       0.0%
    Chocoladefabriken Lindt & Sprungli AG         2    128,648       0.0%
    Cie Financiere Richemont SA              20,413  1,819,470       0.2%
    Clariant AG                              45,473    998,344       0.1%
    Coltene Holding AG                          214     18,926       0.0%
    Conzzeta AG                                  24     90,480       0.0%
    Credit Suisse Group AG                   26,449    700,027       0.1%
    Credit Suisse Group AG Sponsored ADR     10,722    276,306       0.1%
    Daetwyler Holding AG                        832    118,091       0.0%
    DKSH Holding AG                           2,445    192,413       0.0%
*   Dufry AG                                  2,848    418,761       0.1%
    EFG International AG                      6,220     91,297       0.0%
    Emmi AG                                     333    110,356       0.0%
    EMS-Chemie Holding AG                       237     99,467       0.0%
    Flughafen Zuerich AG                        618    481,290       0.1%
    Forbo Holding AG                            190    230,112       0.0%
    Galenica AG                                 489    456,576       0.1%
    GAM Holding AG                           27,042    610,094       0.1%
    Gategroup Holding AG                      4,414    154,348       0.0%
    Geberit AG                                  861    304,943       0.1%
    Georg Fischer AG                            640    452,675       0.1%
    Givaudan SA                                 190    355,523       0.1%
    Gurit Holding AG                             30     13,931       0.0%
    Helvetia Holding AG                         865    491,444       0.1%
    Holcim, Ltd.                              9,294    746,592       0.1%
    Huber & Suhner AG                           483     22,312       0.0%
    Implenia AG                               2,047    140,161       0.0%
    Inficon Holding AG                          225     85,528       0.0%
    Interroll Holding AG                         92     61,168       0.0%
    Intershop Holding AG                        105     45,024       0.0%
    Julius Baer Group, Ltd.                   9,185    480,750       0.1%
    Kaba Holding AG Class B                     405    265,991       0.0%
    Kardex AG                                   903     54,094       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Komax Holding AG                            646 $  118,807       0.0%
    Kudelski SA                               4,539     68,062       0.0%
    Kuehne + Nagel International AG           1,232    184,781       0.0%
    Kuoni Reisen Holding AG                     582    195,538       0.0%
    LEM Holding SA                               68     60,251       0.0%
    Logitech International SA(B18ZRK2)        5,234     78,575       0.0%
    Logitech International SA(H50430232)     18,909    281,933       0.1%
    Lonza Group AG                            7,051    996,941       0.1%
    Luzerner Kantonalbank AG                    284    110,153       0.0%
    Metall Zug AG                                36    102,101       0.0%
*   Meyer Burger Technology AG                3,779     25,846       0.0%
    Micronas Semiconductor Holding AG         2,046     12,467       0.0%
    Mobilezone Holding AG                     1,429     22,445       0.0%
    Mobimo Holding AG                           910    203,055       0.0%
    Nestle SA                                75,808  5,881,504       0.7%
    Novartis AG                              16,684  1,702,971       0.2%
    Novartis AG ADR                          20,738  2,111,128       0.3%
    OC Oerlikon Corp. AG                     20,925    273,731       0.0%
    Orior AG                                    811     49,231       0.0%
    Panalpina Welttransport Holding AG          736    102,636       0.0%
    Partners Group Holding AG                   583    182,733       0.0%
    Phoenix Mecano AG                            30     14,633       0.0%
    PSP Swiss Property AG                       628     58,575       0.0%
    Rieter Holding AG                           266     43,816       0.0%
    Roche Holding AG(7108918)                   266     74,465       0.0%
    Roche Holding AG(7110388)                 7,534  2,155,893       0.3%
    Romande Energie Holding SA                   10     12,304       0.0%
    Schindler Holding AG                        449     74,797       0.0%
*   Schmolz + Bickenbach AG                  32,348     31,168       0.0%
    Schweiter Technologies AG                   115    100,053       0.0%
    SGS SA                                      125    242,200       0.0%
    Siegfried Holding AG                        600    101,989       0.0%
    Sika AG                                      82    281,452       0.1%
    Sonova Holding AG                           533     73,636       0.0%
    St Galler Kantonalbank AG                   247     94,244       0.0%
    Straumann Holding AG                        703    198,904       0.0%
    Sulzer AG                                 1,505    167,940       0.0%
    Swatch Group AG (The)(7184725)            1,120    500,702       0.1%
    Swatch Group AG (The)(7184736)            2,234    197,944       0.0%
    Swiss Life Holding AG                     2,579    611,999       0.1%
    Swiss Re AG                               9,417    835,357       0.1%
    Swisscom AG                                 581    345,408       0.1%
    Swissquote Group Holding SA               1,242     39,624       0.0%
    Syngenta AG                               5,708  1,910,065       0.2%
    Syngenta AG ADR                           4,074    273,121       0.0%
    Tamedia AG                                  104     18,175       0.0%
    Tecan Group AG                              795    105,656       0.0%
    Temenos Group AG                          4,067    147,795       0.0%
    U-Blox AG                                   342     64,934       0.0%
*   UBS Group AG(H42097107)                   4,500     90,315       0.0%
    UBS Group AG(BRJL176)                    64,168  1,281,905       0.2%
    Valiant Holding AG                        1,781    160,568       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Valora Holding AG                           447 $   100,317       0.0%
    Vaudoise Assurances Holding SA Class B      105      58,836       0.0%
    Vetropack Holding AG                         10      17,050       0.0%
    Vontobel Holding AG                       4,584     203,658       0.0%
    VP Bank AG                                  320      26,945       0.0%
    Zehnder Group AG                          1,798      85,144       0.0%
    Zuger Kantonalbank AG                         3      15,413       0.0%
    Zurich Insurance Group AG                 4,198   1,295,726       0.2%
                                                    -----------       ---
TOTAL SWITZERLAND                                    41,704,656       5.0%
                                                    -----------       ---
TAIWAN -- (3.3%)
    A-DATA Technology Co., Ltd.              26,000      41,131       0.0%
    Ability Enterprise Co., Ltd.             51,000      29,099       0.0%
    AcBel Polytech, Inc.                     62,000      60,892       0.0%
    Accton Technology Corp.                  49,000      25,440       0.0%
*   Acer, Inc.                              277,000     181,133       0.1%
    ACES Electronic Co., Ltd.                18,000      18,443       0.0%
    ACHEM Technology Corp.                   26,000      15,763       0.0%
    Actron Technology Corp.                  16,000      63,013       0.0%
    Adlink Technology, Inc.                  11,000      34,471       0.0%
    Advanced Ceramic X Corp.                  5,000      24,584       0.0%
    Advanced Semiconductor Engineering,
      Inc.                                   52,000      73,742       0.0%
    Advanced Semiconductor Engineering,
      Inc. ADR                                6,800      48,484       0.0%
*   Advanced Wireless Semiconductor Co.      19,000      39,708       0.0%
    Advantech Co., Ltd.                       7,000      57,664       0.0%
    Airtac International Group                4,000      32,698       0.0%
    ALI Corp.                                69,000      52,319       0.0%
    Alpha Networks, Inc.                     37,000      27,715       0.0%
    Altek Corp.                              36,000      39,461       0.0%
    Apacer Technology, Inc.                  25,000      25,047       0.0%
    Apex International Co., Ltd.             13,000      19,449       0.0%
    Arcadyan Technology Corp.                21,000      29,214       0.0%
    Ardentec Corp.                           53,000      49,613       0.0%
    Asia Cement Corp.                       109,000     137,831       0.0%
*   Asia Optical Co., Inc.                   30,000      37,085       0.0%
    Asia Plastic Recycling Holding, Ltd.     22,000      21,114       0.0%
    Asia Vital Components Co., Ltd.          37,000      32,278       0.0%
    Asustek Computer, Inc.                   33,000     349,614       0.1%
    Aten International Co., Ltd.             22,000      65,076       0.0%
    AU Optronics Corp.                      727,000     364,842       0.1%
    AU Optronics Corp. Sponsored ADR         12,300      61,746       0.0%
    BenQ Materials Corp.                     28,000      26,332       0.0%
    BES Engineering Corp.                   260,000      63,919       0.0%
    Bizlink Holding, Inc.                    10,000      42,796       0.0%
    Boardtek Electronics Corp.               19,000      31,402       0.0%
    Capital Securities Corp.                327,000     120,972       0.0%
    Career Technology MFG. Co., Ltd.         32,000      31,780       0.0%
    Catcher Technology Co., Ltd.             18,000     210,633       0.1%
    Cathay Financial Holding Co., Ltd.      185,000     323,200       0.1%
    Cathay Real Estate Development Co.,
      Ltd.                                  104,000      65,240       0.0%
    Chang Hwa Commercial Bank               193,000     117,924       0.0%
    Charoen Pokphand Enterprise              30,000      27,750       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
TAIWAN -- (Continued)
    Chaun-Choung Technology Corp.             12,000 $ 35,864       0.0%
    Cheng Shin Rubber Industry Co., Ltd.      53,000  126,842       0.0%
    Cheng Uei Precision Industry Co., Ltd.    54,000  106,189       0.0%
    Chicony Electronics Co., Ltd.             33,000   94,891       0.0%
    Chilisin Electronics Corp.                19,000   37,955       0.0%
    Chimei Materials Technology Corp.         30,000   32,249       0.0%
    Chin-Poon Industrial Co., Ltd.            37,000   71,128       0.0%
*   China Airlines, Ltd.                     345,000  183,467       0.1%
    China Development Financial Holding
      Corp.                                  511,000  212,898       0.1%
    China General Plastics Corp.              54,000   24,427       0.0%
    China Life Insurance Co., Ltd.           253,000  267,814       0.1%
    China Metal Products                      40,000   41,745       0.0%
*   China Petrochemical Development Corp.    365,000  137,053       0.0%
    China Steel Chemical Corp.                 8,000   38,848       0.0%
    China Steel Corp.                        338,000  283,906       0.1%
    China Synthetic Rubber Corp.              79,000   84,248       0.0%
    Chipbond Technology Corp.                 56,000  121,016       0.0%
    Chong Hong Construction Co., Ltd.         13,000   29,637       0.0%
    Chroma ATE, Inc.                          34,000   81,890       0.0%
    Chung Hsin Electric & Machinery
      Manufacturing Corp.                     39,000   27,988       0.0%
*   Chung Hwa Pulp Corp.                     120,000   43,146       0.0%
    Chunghwa Telecom Co., Ltd. ADR             3,400  109,412       0.0%
    Cleanaway Co., Ltd.                        7,000   43,374       0.0%
    Clevo Co.                                 60,000   94,578       0.0%
*   CMC Magnetics Corp.                      482,000   59,852       0.0%
    Compal Electronics, Inc.                 259,000  235,800       0.1%
    Compeq Manufacturing Co., Ltd.           128,000   81,021       0.0%
    Coretronic Corp.                          72,000   97,761       0.0%
    Coxon Precise Industrial Co., Ltd.        16,000   39,412       0.0%
    CTBC Financial Holding Co., Ltd.         355,000  276,322       0.1%
    CTCI Corp.                                43,000   75,606       0.0%
    Cub Elecparts, Inc.                        3,000   38,060       0.0%
    CviLux Corp.                               9,000   14,635       0.0%
    Cyberlink Corp.                           13,000   38,361       0.0%
    D-Link Corp.                             136,000   70,416       0.0%
*   Da-Li Construction Co., Ltd.              27,000   37,826       0.0%
    Darfon Electronics Corp.                  41,000   25,270       0.0%
*   Darwin Precisions Corp.                   69,000   40,319       0.0%
    Delta Electronics, Inc.                   16,000   96,279       0.0%
    Depo Auto Parts Ind Co., Ltd.             11,000   50,670       0.0%
    Dynapack International Technology Corp.   16,000   38,795       0.0%
*   E Ink Holdings, Inc.                     101,000   45,751       0.0%
    E.Sun Financial Holding Co., Ltd.        276,000  188,986       0.1%
    Eclat Textile Co., Ltd.                    7,000   93,718       0.0%
    Edom Technology Co., Ltd.                 28,000   25,849       0.0%
    Elan Microelectronics Corp.               47,000   76,951       0.0%
    Elite Advanced Laser Corp.                10,000   43,380       0.0%
    Elite Material Co., Ltd.                  32,000   53,346       0.0%
    Elite Semiconductor Memory Technology,
      Inc.                                    19,000   26,647       0.0%
    Elitegroup Computer Systems Co., Ltd.     43,000   42,970       0.0%
    eMemory Technology, Inc.                   6,000   67,752       0.0%
    Epistar Corp.                             91,000  142,145       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
TAIWAN -- (Continued)
    Eternal Materials Co., Ltd.               73,000 $ 83,302       0.0%
*   Eva Airways Corp.                        153,000  120,609       0.0%
    Evergreen International Storage &
      Transport Corp.                         71,000   41,460       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.      184,000  125,167       0.0%
    Everlight Chemical Industrial Corp.       32,000   29,230       0.0%
    Everlight Electronics Co., Ltd.           39,000   90,161       0.0%
    Far Eastern Department Stores, Ltd.      150,000  120,554       0.0%
    Far Eastern International Bank           299,000  110,294       0.0%
    Far Eastern New Century Corp.            155,000  170,254       0.1%
    Far EasTone Telecommunications Co., Ltd.  56,000  133,518       0.0%
    Faraday Technology Corp.                  26,000   35,733       0.0%
    Farglory Land Development Co., Ltd.       55,000   65,666       0.0%
    Federal Corp.                             37,000   21,831       0.0%
    Feng Hsin Iron & Steel Co.                37,000   50,335       0.0%
    Feng TAY Enterprise Co., Ltd.              8,000   49,366       0.0%
    First Financial Holding Co., Ltd.        330,000  207,465       0.1%
*   First Steamship Co., Ltd.                 38,000   21,160       0.0%
    FLEXium Interconnect, Inc.                25,000   88,606       0.0%
    Flytech Technology Co., Ltd.               6,000   24,897       0.0%
    Formosa Chemicals & Fibre Corp.           46,000  117,215       0.0%
    Formosa International Hotels Corp.         3,000   32,029       0.0%
    Formosa Petrochemical Corp.               14,000   36,093       0.0%
    Formosa Plastics Corp.                    55,000  141,383       0.0%
    Formosan Rubber Group, Inc.               70,000   75,095       0.0%
    Foxconn Technology Co., Ltd.              38,000  108,301       0.0%
    Fubon Financial Holding Co., Ltd.        151,000  324,734       0.1%
*   G Tech Optoelectronics Corp.              19,000   16,599       0.0%
    Gemtek Technology Corp.                   29,000   21,442       0.0%
*   Genesis Photonics, Inc.                   34,000   16,347       0.0%
*   Genius Electronic Optical Co., Ltd.       12,000   34,194       0.0%
    Getac Technology Corp.                    49,000   30,088       0.0%
    Giant Manufacturing Co., Ltd.              6,000   51,751       0.0%
    Gigabyte Technology Co., Ltd.             80,000   97,072       0.0%
    Gigasolar Materials Corp.                  3,000   51,736       0.0%
*   Gigastorage Corp.                         33,000   28,806       0.0%
    Ginko International Co., Ltd.              6,000   87,682       0.0%
*   Gintech Energy Corp.                      38,000   24,266       0.0%
    Global Mixed Mode Technology, Inc.        10,000   28,478       0.0%
    Global Unichip Corp.                      11,000   28,889       0.0%
    Gloria Material Technology Corp.          63,000   46,957       0.0%
*   Gold Circuit Electronics, Ltd.            51,000   25,528       0.0%
*   Goldsun Development & Construction Co.,
      Ltd.                                   114,000   38,879       0.0%
    Gourmet Master Co., Ltd.                   7,000   29,827       0.0%
    Grand Pacific Petrochemical              182,000  116,688       0.0%
    Grape King Bio, Ltd.                      12,000   65,374       0.0%
    Great Wall Enterprise Co., Ltd.           69,000   56,283       0.0%
    Greatek Electronics, Inc.                 50,000   67,066       0.0%
*   Green Energy Technology, Inc.             44,000   28,114       0.0%
*   Hannstar Board Corp.                      51,000   22,252       0.0%
    HannStar Display Corp.                   298,000   60,177       0.0%
*   HannsTouch Solution, Inc.                 93,000   18,917       0.0%
    Highwealth Construction Corp.             56,000  146,081       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
TAIWAN -- (Continued)
    Hiroca Holdings, Ltd.                      6,000 $ 22,154       0.0%
    Hiwin Technologies Corp.                  14,000  106,746       0.0%
*   Ho Tung Chemical Corp.                    83,000   23,989       0.0%
    Holtek Semiconductor, Inc.                21,000   38,416       0.0%
    Holy Stone Enterprise Co., Ltd.           37,000   52,735       0.0%
    Hon Hai Precision Industry Co., Ltd.     292,000  874,962       0.1%
    Hota Industrial Manufacturing Co., Ltd.   16,000   40,286       0.0%
    Hotai Motor Co., Ltd.                      6,000  103,958       0.0%
*   HTC Corp.                                 27,000  111,165       0.0%
    Hu Lane Associate, Inc.                   11,000   55,752       0.0%
    Hua Nan Financial Holdings Co., Ltd.     280,000  171,996       0.1%
    Huaku Development Co., Ltd.               23,000   52,548       0.0%
    Hung Poo Real Estate Development Corp.    35,000   31,152       0.0%
    Hung Sheng Construction Co., Ltd.         44,000   31,556       0.0%
    Ibase Technology, Inc.                    17,000   37,825       0.0%
    Ichia Technologies, Inc.                  69,000   58,543       0.0%
    Innolux Corp.                            785,000  404,932       0.1%
*   Inotera Memories, Inc.                    78,000   89,574       0.0%
    Inventec Corp.                           232,000  163,723       0.0%
    ITE Technology, Inc.                      21,000   26,565       0.0%
    ITEQ Corp.                                24,000   19,927       0.0%
    Jih Sun Financial Holdings Co., Ltd.      69,000   20,565       0.0%
    Johnson Health Tech Co., Ltd.             13,000   33,648       0.0%
    KEE TAI Properties Co., Ltd.              47,000   30,814       0.0%
    Kenda Rubber Industrial Co., Ltd.         44,000   86,018       0.0%
    Kerry TJ Logistics Co., Ltd.              15,000   19,900       0.0%
    Kindom Construction Corp.                 45,000   40,608       0.0%
    King Slide Works Co., Ltd.                 4,000   62,912       0.0%
    King Yuan Electronics Co., Ltd.          162,000  147,261       0.0%
    King's Town Bank Co., Ltd.               102,000  104,543       0.0%
    Kinik Co.                                 29,000   61,610       0.0%
*   Kinpo Electronics                        153,000   65,666       0.0%
    Kinsus Interconnect Technology Corp.      37,000  112,854       0.0%
    Kung Long Batteries Industrial Co., Ltd.  11,000   49,612       0.0%
    Kuo Toong International Co., Ltd.         18,000   30,449       0.0%
    Largan Precision Co., Ltd.                 2,000  200,412       0.1%
    LCY Chemical Corp.                        60,000   39,249       0.0%
*   Lealea Enterprise Co., Ltd.              109,000   39,648       0.0%
    Lelon Electronics Corp.                   21,000   26,285       0.0%
    Lextar Electronics Corp.                  52,000   46,990       0.0%
*   Li Peng Enterprise Co., Ltd.              72,000   26,614       0.0%
    Lien Hwa Industrial Corp.                 48,000   33,086       0.0%
    Lingsen Precision Industries, Ltd.        51,000   23,241       0.0%
    Lite-On Semiconductor Corp.               25,000   19,960       0.0%
    Lite-On Technology Corp.                 131,000  165,516       0.0%
    Long Bon International Co., Ltd.          48,000   38,473       0.0%
    Long Chen Paper Co., Ltd.                 63,000   27,837       0.0%
    Longwell Co.                              24,000   23,338       0.0%
    Lotes Co., Ltd.                            8,000   33,015       0.0%
    Lumax International Corp., Ltd.           12,000   24,434       0.0%
    Lung Yen Life Service Corp.               11,000   29,270       0.0%
*   Macronix International                   507,000  122,866       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
TAIWAN -- (Continued)
    Makalot Industrial Co., Ltd.               7,000 $ 54,739       0.0%
    Masterlink Securities Corp.               95,000   35,426       0.0%
    MediaTek, Inc.                            13,000  167,104       0.1%
    Mega Financial Holding Co., Ltd.         204,000  181,450       0.1%
    Mercuries & Associates Holding, Ltd.      26,000   18,121       0.0%
*   Mercuries Life Insurance Co., Ltd.        42,000   25,801       0.0%
    Merida Industry Co., Ltd.                 12,000   89,910       0.0%
    Merry Electronics Co., Ltd.               19,000   43,480       0.0%
    Micro-Star International Co., Ltd.        96,000  114,574       0.0%
*   Microbio Co., Ltd.                        49,000   42,112       0.0%
    MIN AIK Technology Co., Ltd.               8,000   29,892       0.0%
    Motech Industries, Inc.                   43,000   55,113       0.0%
    MPI Corp.                                  9,000   26,864       0.0%
    Namchow Chemical Industrial, Ltd.         16,000   35,490       0.0%
    Nan Kang Rubber Tire Co., Ltd.            37,000   38,012       0.0%
    Nan Ya Plastics Corp.                     63,000  154,841       0.0%
*   Nan Ya Printed Circuit Board Corp.        32,000   56,969       0.0%
    Neo Solar Power Corp.                     93,000   83,341       0.0%
    Novatek Microelectronics Corp.            17,000   88,853       0.0%
    OptoTech Corp.                           104,000   47,274       0.0%
*   Orient Semiconductor Electronics, Ltd.    62,000   32,652       0.0%
    Oriental Union Chemical Corp.             51,000   45,651       0.0%
    Pacific Hospital Supply Co., Ltd.         15,000   32,956       0.0%
    Pan-International Industrial Corp.        28,000   17,043       0.0%
    Parade Technologies, Ltd.                  5,000   49,473       0.0%
    PChome Online, Inc.                        5,000   84,577       0.0%
    Pegatron Corp.                           109,000  322,907       0.1%
    Phison Electronics Corp.                  10,000   92,226       0.0%
    Pixart Imaging, Inc.                      14,000   42,670       0.0%
    Portwell, Inc.                            17,000   30,232       0.0%
    Posiflex Technology, Inc.                  3,000   16,224       0.0%
    Pou Chen Corp.                            48,000   67,265       0.0%
    Powertech Technology, Inc.               133,000  245,548       0.1%
    Poya International Co., Ltd.               6,000   64,085       0.0%
    President Chain Store Corp.               17,000  125,803       0.0%
    Prince Housing & Development Corp.       258,000  111,432       0.0%
    Promise Technology, Inc.                  26,000   28,511       0.0%
*   Qisda Corp.                              190,000   82,953       0.0%
    Quanta Computer, Inc.                     23,000   57,705       0.0%
    Radiant Opto-Electronics Corp.            42,000  138,112       0.0%
    Radium Life Tech Co., Ltd.                66,000   34,361       0.0%
    Realtek Semiconductor Corp.               30,000   93,431       0.0%
    Rechi Precision Co., Ltd.                 34,000   36,828       0.0%
    Rich Development Co., Ltd.               109,000   46,899       0.0%
    Richtek Technology Corp.                  10,000   56,548       0.0%
*   Ritek Corp.                              326,000   33,215       0.0%
    Ruentex Development Co., Ltd.             84,000  149,281       0.0%
    Ruentex Industries, Ltd.                  73,000  179,236       0.1%
    Run Long Construction Co., Ltd.           21,000   25,166       0.0%
    Sampo Corp.                               46,000   20,857       0.0%
    San Fang Chemical Industry Co., Ltd.      19,000   34,508       0.0%
    SDI Corp.                                 19,000   25,415       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
TAIWAN -- (Continued)
    Sercomm Corp.                             27,000 $ 60,342       0.0%
    Sesoda Corp.                              21,000   30,379       0.0%
    Shin Kong Financial Holding Co., Ltd.    726,000  235,457       0.1%
    Shin Zu Shing Co., Ltd.                   21,000   58,155       0.0%
    Shinkong Synthetic Fibers Corp.          226,000   82,106       0.0%
    Sigurd Microelectronics Corp.             46,000   43,443       0.0%
    Siliconware Precision Industries Co.,
      Ltd.                                    73,000  119,925       0.0%
    Siliconware Precision Industries Co.,
      Ltd. Sponsored ADR                       3,800   30,818       0.0%
    Simplo Technology Co., Ltd.               26,000  128,681       0.0%
    Sinbon Electronics Co., Ltd.              22,000   38,519       0.0%
    Sincere Navigation Corp.                  32,000   25,472       0.0%
    Sino-American Silicon Products, Inc.      76,000  111,803       0.0%
    Sinon Corp.                               50,000   28,860       0.0%
    SinoPac Financial Holdings Co., Ltd.     435,000  197,167       0.1%
    Sinyi Realty, Inc.                        15,000   17,314       0.0%
    Sirtec International Co., Ltd.            15,000   32,260       0.0%
    Sitronix Technology Corp.                 12,000   43,288       0.0%
    Solar Applied Materials Technology Co.    46,000   40,253       0.0%
*   Solartech Energy Corp.                    43,000   28,541       0.0%
    Sonix Technology Co., Ltd.                29,000   43,699       0.0%
    Sporton International, Inc.                7,000   39,689       0.0%
    St Shine Optical Co., Ltd.                 5,000   88,142       0.0%
    Standard Foods Corp.                      14,000   34,700       0.0%
    Sunrex Technology Corp.                   42,000   25,908       0.0%
    Supreme Electronics Co., Ltd.             51,000   27,834       0.0%
    Swancor Ind Co., Ltd.                      7,000   56,724       0.0%
    Syncmold Enterprise Corp.                 15,000   32,583       0.0%
    Synnex Technology International Corp.    109,000  154,443       0.0%
    TA Chen Stainless Pipe                    82,000   55,293       0.0%
*   Ta Chong Bank, Ltd.                      206,000   73,850       0.0%
    Taichung Commercial Bank Co., Ltd.       284,000  101,467       0.0%
    TaiDoc Technology Corp.                    9,000   27,214       0.0%
    Taiflex Scientific Co., Ltd.              20,000   29,835       0.0%
    Tainan Spinning Co., Ltd.                143,000   82,960       0.0%
    Taishin Financial Holding Co., Ltd.      817,000  374,007       0.1%
    Taiwan Acceptance Corp.                   15,000   40,358       0.0%
*   Taiwan Business Bank                     418,000  137,630       0.0%
    Taiwan Cement Corp.                      295,000  418,949       0.1%
    Taiwan Cogeneration Corp.                 33,000   32,608       0.0%
    Taiwan Cooperative Financial Holding
      Co., Ltd.                              270,000  145,674       0.0%
    Taiwan FamilyMart Co., Ltd.                4,000   31,145       0.0%
    Taiwan Fertilizer Co., Ltd.               87,000  160,009       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.      21,000   26,770       0.0%
    Taiwan Glass Industry Corp.              103,000   73,827       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.     51,927   96,629       0.0%
    Taiwan Land Development Corp.             75,000   39,015       0.0%
*   Taiwan Life Insurance Co., Ltd.           56,000   52,664       0.0%
    Taiwan Mobile Co., Ltd.                   17,000   59,892       0.0%
    Taiwan Paiho, Ltd.                        32,000   86,887       0.0%
    Taiwan PCB Techvest Co., Ltd.             33,000   53,628       0.0%
    Taiwan Sakura Corp.                       25,000   19,376       0.0%
    Taiwan Secom Co., Ltd.                    12,000   36,109       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
TAIWAN -- (Continued)
    Taiwan Semiconductor Co., Ltd.            32,000 $   33,684       0.0%
    Taiwan Semiconductor Manufacturing Co.,
      Ltd. Sponsored ADR                      67,267  1,644,005       0.2%
    Taiwan Styrene Monomer                    70,000     33,939       0.0%
    Taiwan Surface Mounting Technology Co.,
      Ltd.                                    33,000     43,665       0.0%
    Taiwan TEA Corp.                         111,000     63,139       0.0%
    Taiwan Union Technology Corp.             30,000     26,697       0.0%
*   Tatung Co., Ltd.                         342,000     90,685       0.0%
    Teco Electric and Machinery Co., Ltd.    166,000    161,171       0.0%
    Test Research, Inc.                       20,000     40,668       0.0%
    Test-Rite International Co., Ltd.         31,000     21,195       0.0%
    Ton Yi Industrial Corp.                  109,000     85,862       0.0%
    Tong Hsing Electronic Industries, Ltd.    23,000     73,683       0.0%
    Tong Yang Industry Co., Ltd.              60,000     71,108       0.0%
    Tong-Tai Machine & Tool Co., Ltd.         13,000     12,284       0.0%
    Topco Scientific Co., Ltd.                16,000     32,812       0.0%
    Toung Loong Textile Manufacturing          9,000     35,511       0.0%
    TPK Holding Co., Ltd.                     21,000    130,451       0.0%
    Transcend Information, Inc.               10,000     38,422       0.0%
    Tripod Technology Corp.                   62,000    121,115       0.0%
    TSC Auto ID Technology Co., Ltd.           3,000     25,520       0.0%
    TSRC Corp.                                80,000     92,148       0.0%
    Tung Ho Steel Enterprise Corp.           147,000    114,845       0.0%
    Tung Thih Electronic Co., Ltd.             9,000     40,896       0.0%
    TURVO International Co., Ltd.             11,000     37,326       0.0%
    TXC Corp.                                 41,000     53,217       0.0%
    U-Ming Marine Transport Corp.             54,000     81,017       0.0%
    Uni-President Enterprises Corp.          139,000    227,481       0.1%
    Unimicron Technology Corp.               163,000     97,025       0.0%
    Unitech Printed Circuit Board Corp.       62,000     28,050       0.0%
    United Integrated Services Co., Ltd.      30,000     34,774       0.0%
    United Microelectronics Corp.            714,000    342,091       0.1%
    Unity Opto Technology Co., Ltd.           28,000     30,304       0.0%
    Universal Cement Corp.                    29,000     30,987       0.0%
    Unizyx Holding Corp.                      50,000     26,337       0.0%
    UPC Technology Corp.                      54,000     21,293       0.0%
    USI Corp.                                103,000     55,559       0.0%
    Vanguard International Semiconductor
      Corp.                                   44,000     67,572       0.0%
    Visual Photonics Epitaxy Co., Ltd.        27,000     32,077       0.0%
    Vivotek, Inc.                             11,000     32,870       0.0%
*   Wafer Works Corp.                         56,000     23,278       0.0%
    Wah Lee Industrial Corp.                  33,000     61,713       0.0%
*   Walsin Lihwa Corp.                       308,000     90,870       0.0%
*   Walsin Technology Corp.                   66,000     30,400       0.0%
    Wan Hai Lines, Ltd.                       30,000     33,263       0.0%
    Wei Chuan Foods Corp.                     42,000     32,929       0.0%
    Win Semiconductors Corp.                  81,000    105,005       0.0%
*   Winbond Electronics Corp.                410,000    135,729       0.0%
    Wisdom Marine Lines Co., Ltd.             33,000     43,306       0.0%
    Wistron Corp.                            310,000    263,721       0.1%
    Wistron NeWeb Corp.                       28,000     74,292       0.0%
    WPG Holdings, Ltd.                       151,000    188,914       0.1%
    WT Microelectronics Co., Ltd.             52,000     81,830       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
TAIWAN -- (Continued)
    WUS Printed Circuit Co., Ltd.            52,000 $    38,922       0.0%
    Xxentria Technology Materials Corp.      11,000      36,010       0.0%
    Yageo Corp.                              85,000     174,771       0.1%
*   Yang Ming Marine Transport Corp.         98,000      51,303       0.0%
    YC Co., Ltd.                             42,000      20,642       0.0%
    YC INOX Co., Ltd.                        30,000      24,412       0.0%
    Yeong Guan Energy Technology Group
      Co., Ltd.                              10,000      67,767       0.0%
    YFY, Inc.                               127,000      53,950       0.0%
    Yieh Phui Enterprise Co., Ltd.           80,000      25,182       0.0%
    Yonyu Plastics Co., Ltd                  21,000      24,859       0.0%
    Youngtek Electronics Corp.               16,000      35,109       0.0%
    Yuanta Financial Holding Co., Ltd.      339,000     197,037       0.1%
    Yulon Motor Co., Ltd.                    94,000     122,662       0.0%
    YungShin Global Holding Corp.            16,000      29,076       0.0%
    Yungtay Engineering Co., Ltd.            50,000     114,856       0.0%
    Zeng Hsing Industrial Co., Ltd.           5,000      30,296       0.0%
    Zhen Ding Technology Holding, Ltd.       19,000      66,146       0.0%
    Zippy Technology Corp.                   20,000      31,017       0.0%
                                                    -----------       ---
TOTAL TAIWAN                                         30,010,420       3.6%
                                                    -----------       ---
THAILAND -- (0.7%)
    Advanced Info Service PCL                19,100     139,057       0.1%
    Airports of Thailand PCL                 11,200      98,529       0.0%
    Amata Corp. PCL                          29,800      16,181       0.0%
    Ananda Development PCL                  216,100      23,337       0.0%
    AP Thailand PCL                         206,600      46,064       0.0%
    Bangchak Petroleum PCL (The)             73,600      79,260       0.0%
    Bangkok Bank PCL(6077019)                 9,900      55,709       0.0%
    Bangkok Bank PCL(6368360)                 8,500      47,702       0.0%
    Bangkok Chain Hospital PCL               53,400      13,283       0.0%
    Bangkok Dusit Medical Services PCL      137,700      84,379       0.0%
    Bangkok Expressway PCL                   40,100      47,441       0.0%
    Bangkok Land PCL                      1,321,600      61,339       0.0%
    Bangkok Life Assurance PCL               19,200      29,122       0.0%
    Banpu PCL                               137,800     121,226       0.0%
    BEC World PCL                            60,700      74,114       0.0%
    Berli Jucker PCL                         58,100      65,212       0.0%
    Big C Supercenter PCL(6368434)            7,600      51,182       0.0%
    Big C Supercenter PCL(6763932)            2,500      17,215       0.0%
    Bumrungrad Hospital PCL                   8,100      39,437       0.0%
    Cal-Comp Electronics Thailand PCL       337,890      37,515       0.0%
    Central Pattana PCL                      35,100      44,720       0.0%
    Central Plaza Hotel PCL                  52,400      53,250       0.0%
    CH Karnchang PCL                         29,000      22,213       0.0%
    Charoen Pokphand Foods PCL               93,500      63,250       0.0%
    CP ALL PCL                               92,600     117,980       0.0%
    Delta Electronics Thailand PCL           19,300      48,887       0.0%
    Dynasty Ceramic PCL                     305,120      37,394       0.0%
    Electricity Generating PCL               10,100      46,417       0.0%
    Energy Absolute PCL                      16,700      13,298       0.0%
*   Esso Thailand PCL                       160,700      31,687       0.0%
    GFPT PCL                                 81,600      29,209       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
THAILAND -- (Continued)
    Glow Energy PCL                           16,500 $ 42,795       0.0%
    Gunkul Engineering PCL                    14,250   11,996       0.0%
    Hana Microelectronics PCL                 39,900   53,862       0.0%
    Home Product Center PCL                  233,920   51,091       0.0%
    Indorama Ventures PCL                     75,900   56,870       0.0%
    Intouch Holdings PCL                      14,300   33,402       0.0%
    IRPC PCL                                 940,900  131,295       0.0%
*   Italian-Thai Development PCL              97,100   22,386       0.0%
    Jasmine International PCL                350,200   58,429       0.0%
    Kasikornbank PCL(6364766)                 34,500  219,779       0.1%
    Kasikornbank PCL(6888794)                 12,200   77,719       0.0%
    KCE Electronics PCL                       29,100   47,669       0.0%
    Khon Kaen Sugar Industry PCL              81,360   11,995       0.0%
    Kiatnakin Bank PCL                        40,900   45,906       0.0%
    Krung Thai Bank PCL                      273,700  166,055       0.1%
    Land & Houses PCL                        250,000   72,425       0.0%
    LPN Development PCL                       98,200   51,237       0.0%
    Major Cineplex Group PCL                  50,600   51,421       0.0%
    MBK PCL                                   29,600   12,751       0.0%
    Minor International PCL                   49,170   49,222       0.0%
    MK Restaurants Group PCL                  21,700   37,851       0.0%
    Precious Shipping PCL                     33,000   13,614       0.0%
    Pruksa Real Estate PCL                   115,600   96,436       0.0%
    PTG Energy PCL                           127,700   41,837       0.0%
    PTT Exploration & Production PCL          88,200  313,041       0.1%
    PTT Global Chemical PCL                   60,900  118,696       0.0%
    PTT PCL                                   52,900  571,285       0.1%
    Quality Houses PCL                       434,583   40,868       0.0%
    Ratchaburi Electricity Generating
      Holding PCL(6294249)                    31,900   58,062       0.0%
    Ratchaburi Electricity Generating
      Holding PCL(6362771)                     6,100   11,103       0.0%
    Robinson Department Store PCL             12,700   18,011       0.0%
    RS PCL                                    31,100   14,623       0.0%
    Samart Corp. PCL                          55,500   50,508       0.0%
    Samart I-Mobile PCL                      312,200   23,677       0.0%
    Samart Telcoms PCL                        31,200   25,554       0.0%
    Sansiri PCL                              752,600   43,149       0.0%
    SC Asset Corp PCL                        122,625   12,796       0.0%
    Siam Cement PCL (The)(6609906)             1,100   17,952       0.0%
    Siam Cement PCL (The)(6609928)             5,100   83,234       0.0%
    Siam City Cement PCL                       9,100  101,311       0.0%
    Siam Commercial Bank PCL (The)            27,600  133,123       0.1%
    Siam Global House PCL                     48,114   14,158       0.0%
    Sino Thai Engineering & Construction PCL  66,400   42,098       0.0%
    SPCG PCL                                  47,200   39,017       0.0%
    Sri Trang Agro-Industry PCL               56,700   22,188       0.0%
    Sriracha Construction PCL                 11,900   10,739       0.0%
    STP & I PCL                              142,920   70,669       0.0%
    Supalai PCL                              145,300   88,154       0.0%
*   Thai Airways International PCL           122,000   46,631       0.0%
    Thai Oil PCL                              86,100  152,794       0.1%
    Thai Union Frozen Products PCL            69,400   42,947       0.0%
    Thai Vegetable Oil PCL                    18,400   12,224       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
THAILAND -- (Continued)
    Thaicom PCL                              58,400 $   65,105       0.0%
    Thanachart Capital PCL                   64,000     66,009       0.0%
    Thoresen Thai Agencies PCL              124,000     50,405       0.0%
    Ticon Industrial Connection PCL          71,900     32,717       0.0%
    Tipco Asphalt PCL                        49,000     23,486       0.0%
    Tisco Financial Group PCL                37,100     50,926       0.0%
    TMB Bank PCL                            558,600     44,058       0.0%
    Total Access Communication PCL           19,500     51,316       0.0%
    TPI Polene PCL                          849,200     74,706       0.0%
*   True Corp. PCL                          273,400    101,182       0.0%
    TTW PCL                                  71,700     24,578       0.0%
    Unique Engineering & Construction PCL    87,400     37,383       0.0%
    Vibhavadi Medical Center PCL             23,300     11,238       0.0%
    Workpoint Entertainment PCL               8,820     10,301       0.0%
                                                    ----------       ---
TOTAL THAILAND                                       5,935,674       0.7%
                                                    ----------       ---
TURKEY -- (0.3%)
    Akbank TAS                               50,340    146,668       0.0%
    Akcansa Cimento A.S.                      2,599     15,985       0.0%
    Akfen Holding A.S.                        4,974     12,504       0.0%
    Aksa Akrilik Kimya Sanayii AS            14,928     60,293       0.0%
    Alarko Holding A.S.                       6,562      9,991       0.0%
    Albaraka Turk Katilim Bankasi A.S.       18,826     12,171       0.0%
*   Anadolu Efes Biracilik Ve Malt Sanayii
      A.S.                                    5,667     47,708       0.0%
    Arcelik A.S.                              9,418     50,731       0.0%
    Aselsan Elektronik Sanayi Ve Ticaret
      A.S.                                    3,115     16,243       0.0%
    BIM Birlesik Magazalar A.S.               4,886     90,457       0.0%
*   Bolu Cimento Sanayii A.S.                 4,667      9,692       0.0%
    Borusan Mannesmann Boru Sanayi ve
      Ticaret A.S.                            4,380     11,712       0.0%
*   Boyner Perakende Ve Tekstil
      Yatirimlari AS                            669     15,981       0.0%
    Brisa Bridgestone Sabanci Sanayi ve
      Ticaret A.S.                            3,447     11,526       0.0%
    Cimsa Cimento Sanayi VE Ticaret AS        8,792     53,946       0.0%
    Coca-Cola Icecek A.S.                     2,292     38,825       0.0%
*   Dogan Sirketler Grubu Holding A.S.       55,779     12,718       0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.    12,192     59,288       0.0%
    EGE Endustri VE Ticaret A.S.                154     13,508       0.0%
    EGE Seramik Sanayi ve Ticaret A.S.        6,528      9,820       0.0%
    EIS Eczacibasi Ilac ve Sinai ve
      Finansal Yatirimlar Sanayi ve
      Ticaret A.S.                           13,063     13,887       0.0%
    Enka Insaat ve Sanayi A.S.               12,134     26,080       0.0%
    Eregli Demir ve Celik Fabrikalari TAS   101,658    171,549       0.1%
    Ford Otomotiv Sanayi A.S.                 2,590     32,006       0.0%
    Goltas Goller Bolgesi Cimento Sanayi
      ve Ticaret A.S.                           722     20,557       0.0%
    Goodyear Lastikleri TAS                     347      9,424       0.0%
*   GSD Holding AS                           16,440      9,345       0.0%
    Gubre Fabrikalari TAS                     9,694     25,884       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class D                   45,594     31,429       0.0%
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.  14,721      9,302       0.0%
    KOC Holding A.S.                         16,577     78,403       0.0%
    Konya Cimento Sanayii A.S.                   92     10,458       0.0%
    Koza Altin Isletmeleri A.S.               6,262     65,416       0.0%
*   Migros Ticaret A.S.                       1,461     11,692       0.0%
*   NET Holding A.S.                          8,540      9,803       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
TURKEY -- (Continued)
    Otokar Otomotiv Ve Savunma Sanayi A.S.       962 $   34,756       0.0%
    Petkim Petrokimya Holding A.S.            34,947     49,110       0.0%
*   Sekerbank TAS                             27,793     18,653       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi
      A.S.                                     9,902     10,294       0.0%
    Soda Sanayii A.S.                          9,105     22,191       0.0%
    TAV Havalimanlari Holding A.S.             5,157     45,340       0.0%
*   Tekfen Holding A.S.                       10,998     20,555       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.         4,965     30,428       0.0%
    Trakya Cam Sanayi A.S.                    53,838     64,816       0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.    2,491     60,505       0.0%
*   Turk Hava Yollari AO                      69,794    231,522       0.1%
    Turk Telekomunikasyon A.S.                 9,248     25,561       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.       909     27,162       0.0%
    Turkcell Iletisim Hizmetleri A.S.         10,947     48,742       0.0%
    Turkcell Iletisim Hizmetleri A.S. ADR      2,400     26,544       0.0%
    Turkiye Garanti Bankasi A.S.              67,075    213,416       0.1%
    Turkiye Halk Bankasi A.S.                 20,111    101,879       0.0%
    Turkiye Is Bankasi                        44,123     99,214       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.       53,030     40,030       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.      99,743    127,461       0.0%
    Turkiye Vakiflar Bankasi Tao              55,551     98,560       0.0%
    Ulker Biskuvi Sanayi A.S.                  5,290     40,422       0.0%
*   Vestel Elektronik Sanayi ve Ticaret A.S.   9,435     19,494       0.0%
    Yapi ve Kredi Bankasi A.S.                22,078     34,569       0.0%
*   Zorlu Enerji Elektrik Uretim A.S.         14,170     10,926       0.0%
                                                     ----------       ---
TOTAL TURKEY                                          2,727,152       0.3%
                                                     ----------       ---
UNITED KINGDOM -- (13.2%)
    888 Holdings P.L.C.                       12,839     31,525       0.0%
    A.G.BARR P.L.C.                            2,339     22,421       0.0%
    Aberdeen Asset Management P.L.C.          72,183    524,155       0.1%
    Acacia Mining P.L.C.                      21,759     96,501       0.0%
    Admiral Group P.L.C.                      11,628    277,277       0.0%
*   Afren P.L.C.                              70,630      3,601       0.0%
    Aggreko P.L.C.                            27,181    685,645       0.1%
    Alent P.L.C.                              34,654    192,448       0.0%
    Amec Foster Wheeler P.L.C.                15,134    211,894       0.0%
    Amlin P.L.C.                              53,455    374,613       0.1%
    Anglo American P.L.C.                     60,797  1,030,054       0.1%
    Anite P.L.C.                              30,677     39,875       0.0%
    Antofagasta P.L.C.                        27,862    333,488       0.0%
    ARM Holdings P.L.C. Sponsored ADR          5,922    301,963       0.0%
    Ashmore Group P.L.C.                      30,305    143,261       0.0%
    Ashtead Group P.L.C.                      53,417    915,972       0.1%
    Associated British Foods P.L.C.            6,596    287,970       0.0%
    AstraZeneca P.L.C.                           144      9,882       0.0%
    AstraZeneca P.L.C. Sponsored ADR          24,619  1,685,909       0.2%
    Aveva Group P.L.C.                         6,623    171,377       0.0%
    Aviva P.L.C.                             165,894  1,334,696       0.2%
    Aviva P.L.C. Sponsored ADR                24,741    398,825       0.1%
    Babcock International Group P.L.C.        19,710    304,045       0.0%
    BAE Systems P.L.C.                       123,026    953,108       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Balfour Beatty P.L.C.                     81,613 $  302,072       0.0%
    Bank of Georgia Holdings P.L.C.            2,717     74,617       0.0%
    Barclays P.L.C.                            6,183     24,191       0.0%
    Barclays P.L.C. Sponsored ADR             81,861  1,288,492       0.2%
    Barratt Developments P.L.C.               93,438    741,276       0.1%
    BBA Aviation P.L.C.                       54,049    284,395       0.0%
    Beazley P.L.C.                            59,451    255,674       0.0%
    Bellway P.L.C.                            14,447    439,221       0.1%
    Berendsen P.L.C.                          27,782    441,665       0.1%
    Berkeley Group Holdings P.L.C.            21,217    816,911       0.1%
    Betfair Group P.L.C.                       6,402    228,121       0.0%
    BG Group P.L.C.                           69,046  1,250,668       0.2%
    BG Group P.L.C. Sponsored ADR              3,529     64,369       0.0%
    BHP Billiton P.L.C.                       10,365    249,138       0.0%
    BHP Billiton P.L.C. ADR                   17,596    849,887       0.1%
    Bodycote P.L.C.                           30,216    318,224       0.0%
    Booker Group P.L.C.                       67,742    149,970       0.0%
    Bovis Homes Group P.L.C.                  19,328    275,200       0.0%
    BP P.L.C.                                  2,213     15,961       0.0%
    BP P.L.C. Sponsored ADR                  101,426  4,377,546       0.5%
    Brammer P.L.C.                            12,373     72,033       0.0%
    Brewin Dolphin Holdings P.L.C.            54,181    281,380       0.0%
    British American Tobacco P.L.C.            3,927    215,763       0.0%
    British American Tobacco P.L.C.
      Sponsored ADR                           10,480  1,153,953       0.1%
    Britvic P.L.C.                            22,648    251,519       0.0%
    BT Group P.L.C.                           53,466    372,903       0.1%
    BT Group P.L.C. Sponsored ADR              3,626    253,385       0.0%
*   BTG P.L.C.                                10,195    112,492       0.0%
    Bunzl P.L.C.                              14,967    420,831       0.1%
    Burberry Group P.L.C.                     12,569    335,077       0.0%
    Bwin.Party Digital Entertainment P.L.C.   68,811     88,046       0.0%
    Cable & Wireless Communications P.L.C.   457,960    472,080       0.1%
*   Cairn Energy P.L.C.                        3,880     10,571       0.0%
    Cape P.L.C.                                6,798     27,544       0.0%
    Capita P.L.C.                             14,798    259,012       0.0%
    Capital & Counties Properties P.L.C.       5,570     33,673       0.0%
    Carillion P.L.C.                          70,622    352,358       0.1%
    Carnival P.L.C.                            1,122     51,048       0.0%
    Carnival P.L.C. ADR                        3,601    163,089       0.0%
    Castings P.L.C.                            1,541      8,941       0.0%
    Catlin Group, Ltd.                        32,422    349,320       0.1%
    Centamin P.L.C.                          169,510    165,554       0.0%
    Centrica P.L.C.                          157,201    613,789       0.1%
    Chemring Group P.L.C.                     25,596     84,104       0.0%
    Chesnara P.L.C.                           11,804     57,978       0.0%
    Cineworld Group P.L.C.                    25,849    193,065       0.0%
    Close Brothers Group P.L.C.               21,037    491,749       0.1%
    Cobham P.L.C.                            167,147    758,245       0.1%
    Coca-Cola HBC AG                          12,625    266,346       0.0%
*   Colt Group SA                             49,066    112,159       0.0%
    Compass Group P.L.C.                      20,649    365,027       0.1%
    Computacenter P.L.C.                       9,157     98,315       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Connect Group P.L.C.                       8,127 $   19,778       0.0%
    Consort Medical P.L.C.                     1,843     26,528       0.0%
    Costain Group P.L.C.                       6,295     30,840       0.0%
    Countrywide P.L.C.                         6,805     54,623       0.0%
    Cranswick P.L.C.                           4,419     96,723       0.0%
    Crest Nicholson Holdings P.L.C.           22,650    155,509       0.0%
    Croda International P.L.C.                11,950    518,590       0.1%
    Daily Mail & General Trust P.L.C.         25,603    351,953       0.1%
    Dairy Crest Group P.L.C.                  39,981    279,515       0.0%
    DCC P.L.C.                                 9,411    598,667       0.1%
    De La Rue P.L.C.                           2,416     20,303       0.0%
    Debenhams P.L.C.                         183,942    252,682       0.0%
    Dechra Pharmaceuticals P.L.C.             14,017    220,306       0.0%
    Development Securities P.L.C.              5,913     22,961       0.0%
    Devro P.L.C.                              44,700    200,165       0.0%
    Diageo P.L.C.                              1,074     29,817       0.0%
    Diageo P.L.C. Sponsored ADR                7,158    794,681       0.1%
    Dignity P.L.C.                             5,917    184,565       0.0%
    Diploma P.L.C.                            24,680    302,728       0.0%
    Direct Line Insurance Group P.L.C.       139,011    678,658       0.1%
    Dixons Carphone P.L.C.                    92,174    598,194       0.1%
    Domino Printing Sciences P.L.C.           10,568    148,266       0.0%
    Domino's Pizza Group P.L.C.               15,280    184,862       0.0%
    Drax Group P.L.C.                         20,844    127,353       0.0%
    DS Smith P.L.C.                          131,760    704,514       0.1%
    Dunelm Group P.L.C.                        6,183     85,122       0.0%
    easyJet P.L.C.                             6,625    183,186       0.0%
    Electrocomponents P.L.C.                 111,298    411,210       0.1%
    Elementis P.L.C.                          77,570    360,976       0.1%
*   EnQuest P.L.C.                            41,689     33,496       0.0%
*   Enterprise Inns P.L.C.                    54,296     97,063       0.0%
    Essentra P.L.C.                           34,964    513,247       0.1%
    esure Group P.L.C.                        41,719    139,866       0.0%
    Euromoney Institutional Investor P.L.C.    1,173     20,555       0.0%
    Evraz P.L.C.                              63,997    185,854       0.0%
    Experian P.L.C.                           26,616    475,369       0.1%
    Fenner P.L.C.                             48,738    156,627       0.0%
    Ferrexpo P.L.C.                           11,268     13,507       0.0%
    Fidessa Group P.L.C.                       6,565    224,108       0.0%
*   Firstgroup P.L.C.                        184,524    280,280       0.0%
    Fresnillo P.L.C.                           5,454     60,491       0.0%
    Fuller Smith & Turner P.L.C. Class A       1,079     16,540       0.0%
    G4S P.L.C.                               158,017    708,787       0.1%
    Galliford Try P.L.C.                       8,867    204,031       0.0%
*   Gem Diamonds, Ltd.                         7,370     15,758       0.0%
    Genus P.L.C.                               7,205    149,141       0.0%
    GKN P.L.C.                               166,734    894,292       0.1%
    GlaxoSmithKline P.L.C.                     2,756     63,654       0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR      28,169  1,299,999       0.2%
    Glencore P.L.C.                          122,896    583,826       0.1%
    Go-Ahead Group P.L.C.                      6,599    249,172       0.0%
    Grafton Group P.L.C.                      18,461    232,972       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Greencore Group P.L.C.                    92,805 $  503,614       0.1%
    Greene King P.L.C.                        31,258    397,410       0.1%
    Greggs P.L.C.                             14,604    265,408       0.0%
    Halfords Group P.L.C.                     29,956    208,624       0.0%
    Halma P.L.C.                              64,371    701,056       0.1%
    Hargreaves Lansdown P.L.C.                13,741    258,122       0.0%
    Hays P.L.C.                              198,906    467,499       0.1%
    Headlam Group P.L.C.                       2,693     19,205       0.0%
    Helical Bar P.L.C.                        10,339     61,687       0.0%
    Henderson Group P.L.C.                    92,402    394,279       0.1%
    Hikma Pharmaceuticals P.L.C.              11,053    345,651       0.1%
    Hill & Smith Holdings P.L.C.               4,259     45,400       0.0%
    Hiscox, Ltd.                              30,837    388,527       0.1%
*   Hochschild Mining P.L.C.                   7,163     10,744       0.0%
    Home Retail Group P.L.C.                 118,763    303,479       0.0%
    Homeserve P.L.C.                          34,775    203,212       0.0%
    Howden Joinery Group P.L.C.               82,586    587,914       0.1%
    HSBC Holdings P.L.C. Sponsored ADR        61,863  3,070,261       0.4%
    Hunting P.L.C.                            25,066    225,052       0.0%
    ICAP P.L.C.                               74,067    629,698       0.1%
    IG Group Holdings P.L.C.                  50,323    567,399       0.1%
*   Imagination Technologies Group P.L.C.     21,596     64,906       0.0%
    IMI P.L.C.                                12,093    231,733       0.0%
    Imperial Tobacco Group P.L.C.             20,512  1,001,611       0.1%
    Imperial Tobacco Group P.L.C. ADR            329     31,989       0.0%
    Inchcape P.L.C.                           54,355    691,399       0.1%
    Informa P.L.C.                            70,072    596,772       0.1%
    Inmarsat P.L.C.                           41,678    641,781       0.1%
    Innovation Group P.L.C.                  317,167    138,378       0.0%
    InterContinental Hotels Group P.L.C.       3,827    163,664       0.0%
    InterContinental Hotels Group P.L.C. ADR   6,777    288,768       0.0%
*   International Consolidated Airlines
      Group SA(B5282K0)                        7,157     59,698       0.0%
*   International Consolidated Airlines
      Group SA(B5M6XQ7)                       42,156    349,628       0.1%
*   International Consolidated Airlines
      Group SA Sponsored ADR                     310     12,856       0.0%
*   International Game Technology P.L.C.       2,733     55,644       0.0%
    Interserve P.L.C.                         19,939    176,594       0.0%
    Intertek Group P.L.C.                     17,103    683,530       0.1%
    Investec P.L.C.                           51,180    488,712       0.1%
*   IP Group P.L.C.                            4,195     12,625       0.0%
    ITE Group P.L.C.                          53,212    153,472       0.0%
    ITV P.L.C.                               108,077    419,610       0.1%
    J Sainsbury P.L.C.                       161,749    672,565       0.1%
    James Fisher & Sons P.L.C.                 4,519     79,907       0.0%
    Jardine Lloyd Thompson Group P.L.C.       18,825    306,573       0.0%
    JD Sports Fashion P.L.C.                   2,016     17,730       0.0%
    JD Wetherspoon P.L.C.                     23,268    271,097       0.0%
    John Menzies P.L.C.                       19,143    114,607       0.0%
    John Wood Group P.L.C.                    21,219    223,573       0.0%
    Johnson Matthey P.L.C.                     7,092    362,605       0.1%
    Jupiter Fund Management P.L.C.            45,270    298,068       0.0%
*   KAZ Minerals P.L.C.                       23,988     95,401       0.0%
    Kcom Group P.L.C.                         97,065    136,460       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Keller Group P.L.C.                       12,172 $  186,182       0.0%
    Kier Group P.L.C.                         13,892    344,610       0.0%
    Kingfisher P.L.C.                         78,927    424,037       0.1%
    Ladbrokes P.L.C.                          88,356    138,281       0.0%
    Laird P.L.C.                              46,538    255,929       0.0%
*   Lamprell P.L.C.                           16,410     35,341       0.0%
    Lancashire Holdings, Ltd.                 23,254    227,326       0.0%
    Lavendon Group P.L.C.                     28,057     74,924       0.0%
    Legal & General Group P.L.C.             165,612    658,320       0.1%
    Lloyds Banking Group P.L.C.            1,445,611  1,712,003       0.2%
    Lloyds Banking Group P.L.C. ADR          162,448    774,877       0.1%
    London Stock Exchange Group P.L.C.         9,860    383,804       0.1%
*   Lonmin P.L.C.                             27,633     61,084       0.0%
    Lookers P.L.C.                            38,134     91,516       0.0%
    Man Group P.L.C.                         204,299    602,378       0.1%
    Marks & Spencer Group P.L.C.              57,303    485,270       0.1%
    Marshalls P.L.C.                           2,951     12,267       0.0%
    Marston's P.L.C.                          93,853    228,235       0.0%
    Mears Group P.L.C.                         5,761     37,818       0.0%
    Meggitt P.L.C.                           103,435    835,897       0.1%
    Melrose Industries P.L.C.                110,486    448,349       0.1%
    Merlin Entertainments P.L.C.              43,220    288,775       0.0%
    Michael Page International P.L.C.         18,407    149,960       0.0%
    Micro Focus International P.L.C.          13,255    255,115       0.0%
    Millennium & Copthorne Hotels P.L.C.      31,062    275,770       0.0%
*   Mitchells & Butlers P.L.C.                30,369    193,952       0.0%
    Mitie Group P.L.C.                        96,135    421,709       0.1%
    Mondi P.L.C.                              35,165    712,026       0.1%
    Moneysupermarket.com Group P.L.C.         40,585    173,909       0.0%
    Morgan Advanced Materials P.L.C.          55,557    285,355       0.0%
    Morgan Sindall Group P.L.C.                1,477     17,759       0.0%
*   Mothercare P.L.C.                          6,955     23,693       0.0%
    N Brown Group P.L.C.                      14,374     75,461       0.0%
    National Express Group P.L.C.             85,047    374,546       0.1%
    National Grid P.L.C. Sponsored ADR         7,992    538,901       0.1%
    Next P.L.C.                                4,321    485,812       0.1%
    Northgate P.L.C.                          24,074    238,453       0.0%
    Novae Group P.L.C.                         4,429     47,283       0.0%
    Old Mutual P.L.C.                        162,400    582,548       0.1%
    Oxford Instruments P.L.C.                 16,423    233,800       0.0%
    Pace P.L.C.                               81,108    514,239       0.1%
    PayPoint P.L.C.                            1,944     25,352       0.0%
    Pearson P.L.C.                               811     16,389       0.0%
    Pearson P.L.C. Sponsored ADR              26,580    537,979       0.1%
    Pendragon P.L.C.                          68,112     38,532       0.0%
    Pennon Group P.L.C.                       33,999    446,221       0.1%
    Persimmon P.L.C.                          32,625    847,086       0.1%
*   Petra Diamonds, Ltd.                      92,904    222,820       0.0%
    Petrofac, Ltd.                            10,422    139,105       0.0%
    Phoenix Group Holdings                    33,185    428,265       0.1%
    Photo-Me International P.L.C.             21,100     45,111       0.0%
    Playtech P.L.C.                            9,215    115,766       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Premier Farnell P.L.C.                    67,832 $  197,927       0.0%
*   Premier Foods P.L.C.                      97,796     69,019       0.0%
*   Premier Oil P.L.C.                        28,771     76,969       0.0%
    Prudential P.L.C. ADR                     19,155    956,026       0.1%
    PZ Cussons P.L.C.                         22,022    120,659       0.0%
    QinetiQ Group P.L.C.                      69,464    214,990       0.0%
*   Quintain Estates & Development P.L.C.     72,967    107,339       0.0%
    Randgold Resources, Ltd.                   8,414    640,311       0.1%
    Rank Group P.L.C.                          4,470     13,079       0.0%
    Reckitt Benckiser Group P.L.C.             6,527    580,932       0.1%
    Redrow P.L.C.                             46,386    262,737       0.0%
    Reed Elsevier P.L.C.                       9,109    150,757       0.0%
    Reed Elsevier P.L.C. Sponsored ADR         4,491    296,900       0.0%
    Regus P.L.C.                              93,827    358,355       0.1%
    Renishaw P.L.C.                            6,095    233,751       0.0%
    Rentokil Initial P.L.C.                  164,154    337,620       0.0%
    Restaurant Group P.L.C. (The)             34,559    359,153       0.1%
    Rexam P.L.C.                              57,734    512,434       0.1%
    Ricardo P.L.C.                             5,022     65,121       0.0%
    Rightmove P.L.C.                           9,306    450,498       0.1%
    Rio Tinto P.L.C.                           2,919    130,628       0.0%
    Rio Tinto P.L.C. Sponsored ADR            48,267  2,161,879       0.3%
    Robert Walters P.L.C.                      2,498     14,600       0.0%
    Rolls-Royce Holdings P.L.C.(BVYJ8N8)   5,994,897      9,202       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)      42,517    677,844       0.1%
    Rotork P.L.C.                              6,884    248,412       0.0%
*   Royal Bank of Scotland Group P.L.C.
      Sponsored ADR                           24,326    251,531       0.0%
    Royal Dutch Shell P.L.C.(B03MLX2)            324     10,216       0.0%
    Royal Dutch Shell P.L.C.(B03MM40)          1,701     54,459       0.0%
    Royal Dutch Shell P.L.C. ADR(B03MM73)     36,390  2,350,430       0.3%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                          43,355  2,750,008       0.3%
    Royal Mail P.L.C.                         70,650    504,762       0.1%
    RPC Group P.L.C.                          45,540    418,533       0.1%
    RPS Group P.L.C.                          20,241     66,157       0.0%
    RSA Insurance Group P.L.C.                77,241    505,292       0.1%
    SABMiller P.L.C.                          10,196    539,704       0.1%
    Sage Group P.L.C. (The)                   57,160    424,996       0.1%
    Savills P.L.C.                            21,735    275,264       0.0%
    Schroders P.L.C.(0239581)                  2,484     93,057       0.0%
    Schroders P.L.C.(0240549)                  6,034    299,276       0.0%
    SDL P.L.C.                                 3,652     26,089       0.0%
    Senior P.L.C.                             59,623    286,300       0.0%
    Serco Group P.L.C.                         8,978     18,341       0.0%
*   Severfield P.L.C.                         10,461     10,264       0.0%
    Severn Trent P.L.C.                        9,474    308,510       0.0%
    Shanks Group P.L.C.                       52,249     85,533       0.0%
    Shire P.L.C.(B2QKY05)                      3,729    303,032       0.0%
    Shire P.L.C.(B39JBM7)                        735    178,980       0.0%
    SIG P.L.C.                                86,919    258,306       0.0%
    Sky P.L.C.                                23,321    384,515       0.1%
    Sky P.L.C. Sponsored ADR                     636     42,071       0.0%
*   Skyepharma P.L.C.                          7,298     33,649       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Smiths Group P.L.C.                       34,911 $  611,167       0.1%
    Soco International P.L.C.                 14,068     38,901       0.0%
    Spectris P.L.C.                           21,651    711,573       0.1%
    Speedy Hire P.L.C.                        43,868     49,831       0.0%
    Spirax-Sarco Engineering P.L.C.            8,507    440,348       0.1%
    Spirent Communications P.L.C.             83,679    112,021       0.0%
*   Sports Direct International P.L.C.        22,778    215,307       0.0%
    SSE P.L.C.                                36,947    875,411       0.1%
    St James's Place P.L.C.                   43,166    588,814       0.1%
    ST Modwen Properties P.L.C.               21,155    140,973       0.0%
    Stagecoach Group P.L.C.                   28,253    157,025       0.0%
    Standard Chartered P.L.C.                 52,739    863,453       0.1%
    Standard Life P.L.C.                      79,268    566,626       0.1%
    Sthree P.L.C.                              1,993     11,405       0.0%
*   SuperGroup P.L.C.                          2,899     45,857       0.0%
    Synthomer P.L.C.                          42,668    208,875       0.0%
    TalkTalk Telecom Group P.L.C.             41,757    233,434       0.0%
    Tate & Lyle P.L.C.                        63,368    577,285       0.1%
    Taylor Wimpey P.L.C.                     249,501    633,528       0.1%
    Ted Baker P.L.C.                           2,606    113,820       0.0%
    Telecity Group P.L.C.                     30,165    409,171       0.1%
    Telecom Plus P.L.C.                        2,110     24,783       0.0%
    Tesco P.L.C.                             177,441    598,095       0.1%
*   Thomas Cook Group P.L.C.                 104,167    228,479       0.0%
    Travis Perkins P.L.C.                     24,742    786,429       0.1%
*   Trinity Mirror P.L.C.                     45,943    129,417       0.0%
    TT electronics P.L.C.                      9,905     20,262       0.0%
    TUI AG                                    18,771    350,017       0.1%
    Tullett Prebon P.L.C.                     29,043    159,037       0.0%
    Tullow Oil P.L.C.                         36,621    232,509       0.0%
    UBM P.L.C.                                40,860    352,727       0.1%
    UDG Healthcare P.L.C.                     22,292    182,177       0.0%
    Ultra Electronics Holdings P.L.C.         10,820    287,736       0.0%
    Unilever P.L.C.                            1,655     72,546       0.0%
    Unilever P.L.C. Sponsored ADR             13,953    611,420       0.1%
    UNITE Group P.L.C. (The)                  36,785    338,006       0.0%
    United Utilities Group P.L.C.             25,960    386,186       0.1%
    UTV Media P.L.C.                           3,416      9,421       0.0%
*   Vectura Group P.L.C.                      21,153     50,604       0.0%
    Vedanta Resources P.L.C.                   7,513     72,160       0.0%
    Vesuvius P.L.C.                           26,021    180,963       0.0%
    Victrex P.L.C.                            11,875    359,416       0.1%
    Vodafone Group P.L.C.                    288,760  1,017,361       0.1%
    Vodafone Group P.L.C. Sponsored ADR       31,855  1,121,296       0.1%
    Weir Group P.L.C. (The)                    9,013    259,128       0.0%
    WH Smith P.L.C.                           10,847    237,984       0.0%
    Whitbread P.L.C.                           6,321    507,572       0.1%
    William Hill P.L.C.                      135,961    751,200       0.1%
    Wilmington Group P.L.C.                    3,711     13,275       0.0%
    WM Morrison Supermarkets P.L.C.          376,866  1,074,550       0.1%
    Wolseley P.L.C.                            9,470    560,097       0.1%
    WPP P.L.C.                                11,267    262,763       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES   VALUE++    OF NET ASSETS**
                                           ------ ------------ ---------------
UNITED KINGDOM -- (Continued)
    WPP P.L.C. Sponsored ADR                3,436 $    400,053       0.1%
    WS Atkins P.L.C.                        8,859      181,770       0.0%
    Xaar P.L.C.                             7,847       52,810       0.0%
    Xchanging P.L.C.                       16,996       31,787       0.0%
                                                  ------------      ----
TOTAL UNITED KINGDOM                               120,032,977      14.3%
                                                  ------------      ----
TOTAL COMMON STOCKS                                824,267,610      98.0%
                                                  ------------      ----
PREFERRED STOCKS -- (1.0%)

BRAZIL -- (0.6%)
    AES Tiete SA                           10,600       60,864       0.0%
    Alpargatas SA                          15,900       52,297       0.0%
    Banco ABC Brasil SA                     4,800       20,551       0.0%
    Banco Bradesco SA                      60,600      646,840       0.1%
    Banco Bradesco SA ADR                  50,280      537,493       0.1%
    Banco do Estado do Rio Grande do Sul
      SA Class B                           29,381      113,996       0.0%
    Braskem SA Class A                     10,799       45,161       0.0%
    Centrais Eletricas Brasileiras SA
      Class B                              17,300       50,816       0.0%
    Cia Brasileira de Distribuicao          4,700      159,113       0.0%
    Cia de Gas de Sao Paulo COMGAS Class A  2,600       45,279       0.0%
    Cia de Transmissao de Energia
      Eletrica Paulista                     2,000       28,212       0.0%
    Cia Energetica de Minas Gerais         39,100      188,820       0.0%
    Cia Energetica de Sao Paulo Class B    12,100       76,304       0.0%
    Cia Paranaense de Energia               6,200       69,779       0.0%
    Eletropaulo Metropolitana
      Eletricidade de Sao Paulo SA          9,800       35,291       0.0%
    Gerdau SA                              67,000      223,485       0.1%
*   Gol Linhas Aereas Inteligentes SA      20,900       52,719       0.0%
    Itau Unibanco Holding SA               66,689      852,828       0.1%
    Itau Unibanco Holding SA ADR           54,800      702,536       0.1%
    Lojas Americanas SA                    30,000      166,979       0.0%
    Marcopolo SA                           37,600       34,693       0.0%
*   Petroleo Brasileiro SA Sponsored ADR   42,200      366,296       0.1%
    Randon Participacoes SA                26,100       34,650       0.0%
    Suzano Papel e Celulose SA Class A     36,438      182,616       0.0%
    Telefonica Brasil SA                    2,800       46,466       0.0%
    Usinas Siderurgicas de Minas Gerais
      SA Class A                           25,900       51,320       0.0%
    Vale SA                                36,300      218,671       0.0%
    Vale SA Sponsored ADR                  33,200      200,860       0.0%
                                                  ------------      ----
TOTAL BRAZIL                                         5,264,935       0.6%
                                                  ------------      ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B         4,933       15,718       0.0%
                                                  ------------      ----
COLOMBIA -- (0.0%)
    Avianca Holdings SA                    39,725       62,539       0.0%
    Grupo de Inversiones Suramericana SA    3,576       53,295       0.0%
                                                  ------------      ----
TOTAL COLOMBIA                                         115,834       0.0%
                                                  ------------      ----
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG             2,994      273,588       0.1%
    Biotest AG                                741       62,156       0.0%
    Draegerwerk AG & Co. KGaA                 602       69,517       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
GERMANY -- (Continued)
    Fuchs Petrolub SE                        3,406 $  143,472       0.0%
    Henkel AG & Co. KGaA                     1,543    179,231       0.0%
    Jungheinrich AG                          2,007    141,858       0.0%
    Porsche Automobil Holding SE             3,153    299,167       0.1%
    Sartorius AG                               625    103,620       0.0%
    Sixt SE                                  3,142    115,655       0.0%
    STO SE & Co. KGaA                           69     12,035       0.0%
    Villeroy & Boch AG                         987     14,580       0.0%
    Volkswagen AG                            8,564  2,204,764       0.3%
                                                   ----------       ---
TOTAL GERMANY                                       3,619,643       0.5%
                                                   ----------       ---
TOTAL PREFERRED STOCKS                              9,016,130       1.1%
                                                   ----------       ---
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Seven West Media, Ltd. Rights 05/28/15  61,560         --       0.0%
                                                   ----------       ---
BELGIUM -- (0.0%)
*   Recticel SA Rights 05/07/15              1,837      1,691       0.0%
                                                   ----------       ---
BRAZIL -- (0.0%)
*   Minerva SA Rights                          248         --       0.0%
                                                   ----------       ---
CANADA -- (0.0%)
*   Constellation Software, Inc. Rights
      09/15/15                                 500        149       0.0%
                                                   ----------       ---
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd.
      Warrants 10/14/16                     21,250      1,864       0.0%
                                                   ----------       ---
HONG KONG -- (0.0%)
*   Haitong International Securities
      Group, Ltd. Rights 05/15/15          110,000     73,092       0.0%
                                                   ----------       ---
ITALY -- (0.0%)
*   UnipolSai SpA Rights 05/15/15(BWXTV26)  60,948         --       0.0%
*   UnipolSai SpA Rights 05/15/15(BWXT933)  60,948         --       0.0%
                                                   ----------       ---
TOTAL ITALY                                                --       0.0%
                                                   ----------       ---
MALAYSIA -- (0.0%)
*   KNM Group Bhd Warrants 04/20/21         16,160        953       0.0%
                                                   ----------       ---
SOUTH AFRICA -- (0.0%)
*   Northam Platinum Ltd. Rights             7,786        138       0.0%
                                                   ----------       ---
SPAIN -- (0.0%)
*   Banco Popular Espanol SA Rights         60,622      1,157       0.0%
*   Banco Santander SA Rights              195,291     32,206       0.0%
                                                   ----------       ---
TOTAL SPAIN                                            33,363       0.0%
                                                   ----------       ---
TOTAL RIGHTS/WARRANTS                                 111,250       0.0%
                                                   ----------       ---
BONDS -- (0.0%)

INDIA -- (0.0%)
    NTPC, Ltd., 8.490%                     254,625        510       0.0%
                                                   ----------       ---

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                          SHARES/
                                           FACE
                                          AMOUNT                  PERCENTAGE
                                           (000)      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund     6,622,824 $ 76,626,079        9.1%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $860,083,149)                              $910,021,579      108.2%
                                                   ============      =====

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ---------------------------------------------
                                LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                              ----------- ------------ ------- ------------
     Common Stocks
        Australia             $ 1,148,648 $ 38,184,409   --    $ 39,333,057
        Austria                        --    2,660,904   --       2,660,904
        Belgium                   498,411    9,237,530   --       9,735,941
        Brazil                  9,490,088           --   --       9,490,088
        Canada                 54,299,585       44,832   --      54,344,417
        Chile                   2,379,583           --   --       2,379,583
        China                   3,954,876   50,417,347   --      54,372,223
        Colombia                  728,623           --   --         728,623
        Czech Republic                 --      349,745   --         349,745
        Denmark                   300,707    9,676,600   --       9,977,307
        Egypt                      21,970       74,130   --          96,100
        Finland                    72,566    9,381,037   --       9,453,603
        France                  2,290,536   43,534,946   --      45,825,482
        Germany                 2,697,456   37,263,407   --      39,960,863
        Greece                     66,159      470,399   --         536,558
        Hong Kong                  85,564   18,376,947   --      18,462,511
        Hungary                        --      636,326   --         636,326
        India                   1,091,832   14,838,717   --      15,930,549
        Indonesia                 124,140    6,002,461   --       6,126,601
        Ireland                   962,419    2,500,651   --       3,463,070
        Israel                  1,276,229    2,826,461   --       4,102,690
        Italy                     384,348   14,773,769   --      15,158,117
        Japan                   3,266,026  135,104,377   --     138,370,403
        Malaysia                       --    6,793,009   --       6,793,009
        Mexico                  7,902,334           --   --       7,902,334
        Netherlands             2,112,760   14,429,962   --      16,542,722
        New Zealand                    --    2,872,207   --       2,872,207
        Norway                    471,177    5,274,112   --       5,745,289
        Peru                      207,815           --   --         207,815
        Philippines                57,996    3,166,120   --       3,224,116
        Poland                         --    3,239,287   --       3,239,287
        Portugal                       --    2,035,096   --       2,035,096
        Russia                     53,865    1,961,280   --       2,015,145
        Singapore                   2,843    7,971,622   --       7,974,465
        South Africa            1,611,378   15,894,079   --      17,505,457
        South Korea               842,176   30,295,613   --      31,137,789
        Spain                   1,084,828   14,760,699   --      15,845,527
        Sweden                    174,982   19,146,730   --      19,321,712
        Switzerland             3,285,074   38,419,582   --      41,704,656
        Taiwan                  1,894,465   28,115,955   --      30,010,420
        Thailand                5,935,674           --   --       5,935,674
        Turkey                     26,544    2,700,608   --       2,727,152
        United Kingdom         29,063,967   90,969,010   --     120,032,977
     Preferred Stocks
        Brazil                  5,264,935           --   --       5,264,935
        Chile                      15,718           --   --          15,718
        Colombia                  115,834           --   --         115,834
        Germany                        --    3,619,643   --       3,619,643
     Rights/Warrants
        Australia                      --           --   --              --
        Belgium                        --        1,691   --           1,691
        Brazil                         --           --   --              --
        Canada                         --          149   --             149
        China                          --        1,864   --           1,864
        Hong Kong                      --       73,092   --          73,092
        Italy                          --           --   --              --

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

         Malaysia                        --          953 --           953
         South Africa                    --          138 --           138
         Spain                           --       33,363 --        33,363
      Bonds
         India                           --          510 --           510
      Securities Lending
        Collateral                       --   76,626,079 --    76,626,079
                               ------------ ------------ --  ------------
         TOTAL                 $145,264,131 $764,757,448 --  $910,021,579
                               ============ ============ ==  ============

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
COMMON STOCKS -- (90.0%)

BRAZIL -- (5.3%)
*   Abril Educacao SA                      407,400 $ 1,671,274       0.0%
    AES Tiete SA                           432,370   2,080,806       0.0%
    Aliansce Shopping Centers SA           572,940   3,236,509       0.0%
    Alupar Investimento SA                 131,700     808,222       0.0%
    AMBEV SA                             1,591,620  10,005,238       0.1%
    AMBEV SA ADR                        10,206,064  64,604,385       0.4%
    Arezzo Industria e Comercio SA         310,131   2,529,056       0.0%
*   B2W Cia Digital                        702,459   6,381,219       0.0%
    Banco Bradesco SA                    3,293,636  32,838,522       0.2%
    Banco do Brasil SA                   3,629,612  32,068,329       0.2%
    BB Seguridade Participacoes SA       1,130,875  13,230,669       0.1%
    Bematech SA                            351,600   1,137,789       0.0%
*   BHG SA - Brazil Hospitality Group      127,600     804,660       0.0%
    BM&FBovespa SA                      10,072,689  41,488,266       0.2%
    BR Malls Participacoes SA            2,281,747  12,419,938       0.1%
    Brasil Brokers Participacoes SA        969,322     884,726       0.0%
    Brasil Insurance Participacoes e
      Administracao SA                     422,234     259,258       0.0%
*   BrasilAgro - Co. Brasileira de
      Propriedades Agricolas                 4,700      14,632       0.0%
#   Braskem SA Sponsored ADR               505,419   4,194,978       0.0%
*   Brazil Pharma SA                       615,026     149,013       0.0%
    BRF SA                                 812,706  17,371,103       0.1%
    BRF SA ADR                           1,223,585  26,270,370       0.2%
    CCR SA                               2,936,108  16,176,635       0.1%
    Centrais Eletricas Brasileiras SA    1,196,700   2,899,454       0.0%
#   Centrais Eletricas Brasileiras SA
      ADR                                  130,848     375,534       0.0%
#   Centrais Eletricas Brasileiras SA
      Sponsored ADR                        322,427     789,946       0.0%
    CETIP SA - Mercados Organizados      1,303,765  14,950,491       0.1%
    Cia Brasileira de Distribuicao ADR     194,588   6,526,481       0.0%
    Cia de Locacao das Americas             74,700      91,486       0.0%
    Cia de Saneamento Basico do Estado
      de Sao Paulo                         701,028   4,141,555       0.0%
#   Cia de Saneamento Basico do Estado
      de Sao Paulo ADR                     835,086   4,918,657       0.0%
    Cia de Saneamento de Minas
      Gerais-COPASA                        406,588   2,449,285       0.0%
    Cia Energetica de Minas Gerais         308,713   1,489,798       0.0%
    Cia Energetica de Minas Gerais
      Sponsored ADR                      1,059,060   5,210,573       0.0%
    Cia Hering                           1,365,352   7,934,852       0.1%
    Cia Paranaense de Energia               91,600     696,208       0.0%
    Cia Paranaense de Energia
      Sponsored ADR                        283,710   3,103,787       0.0%
*   Cia Providencia Industria e
      Comercio SA                           54,100     153,522       0.0%
    Cia Siderurgica Nacional SA            542,600   1,453,320       0.0%
#   Cia Siderurgica Nacional SA
      Sponsored ADR                      3,406,978   9,164,771       0.1%
    Cielo SA                             2,161,109  30,082,445       0.2%
    Contax Participacoes SA                162,150     422,469       0.0%
*   Cosan Logistica SA                     655,006     521,753       0.0%
    Cosan SA Industria e Comercio          655,006   6,413,209       0.0%
    CPFL Energia SA                        665,604   4,389,569       0.0%
#   CPFL Energia SA ADR                    229,672   2,990,326       0.0%
    CR2 Empreendimentos Imobiliarios SA     27,200      21,576       0.0%
    Cyrela Brazil Realty SA
      Empreendimentos e Participacoes    1,910,317   7,437,235       0.1%
    Cyrela Commercial Properties SA
      Empreendimentos e Participacoes       15,734      52,404       0.0%
    Dimed SA Distribuidora da
      Medicamentos                             900      62,726       0.0%
    Direcional Engenharia SA               792,681   1,678,523       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
BRAZIL -- (Continued)
    Duratex SA                           1,606,361 $ 4,526,462       0.0%
    EcoRodovias Infraestrutura e
      Logistica SA                       1,424,643   4,194,090       0.0%
    EDP - Energias do Brasil SA          2,233,920   8,489,482       0.1%
    Embraer SA                             233,006   1,817,369       0.0%
    Embraer SA ADR                         742,949  23,165,150       0.1%
    Equatorial Energia SA                1,423,597  15,129,217       0.1%
    Estacio Participacoes SA             1,262,300   7,625,039       0.1%
    Eternit SA                           1,063,420   1,129,439       0.0%
    Even Construtora e Incorporadora SA  2,284,077   3,760,109       0.0%
    Ez Tec Empreendimentos e
      Participacoes SA                     338,197   2,149,545       0.0%
*   Fertilizantes Heringer SA              164,008     195,964       0.0%
*   Fibria Celulose SA                     483,242   6,776,407       0.1%
#*  Fibria Celulose SA Sponsored ADR     1,137,141  15,931,345       0.1%
    Fleury SA                              402,893   2,189,004       0.0%
*   Forjas Taurus SA                         1,115       1,334       0.0%
    Fras-Le SA                               6,000       6,552       0.0%
    Gafisa SA                            1,273,500   1,183,491       0.0%
#   Gafisa SA ADR                        1,399,277   2,462,728       0.0%
*   General Shopping Brasil SA             177,200     314,648       0.0%
    Gerdau SA                              627,182   1,623,664       0.0%
#   Gerdau SA Sponsored ADR              4,273,552  14,359,135       0.1%
#   Gol Linhas Aereas Inteligentes SA
      ADR                                  208,966     530,774       0.0%
    Grendene SA                            493,228   2,946,648       0.0%
    Guararapes Confeccoes SA                32,032     866,462       0.0%
    Helbor Empreendimentos SA            1,009,969   1,065,966       0.0%
*   Hypermarcas SA                       1,857,266  12,254,584       0.1%
*   IdeiasNet SA                            14,400       4,923       0.0%
    Iguatemi Empresa de Shopping
      Centers SA                           487,944   4,372,621       0.0%
    Industrias Romi SA                      96,608      76,954       0.0%
    International Meal Co. Alimentacao
      SA                                   369,476     919,720       0.0%
    Iochpe-Maxion SA                       460,503   1,681,254       0.0%
    Itau Unibanco Holding SA               872,835  10,049,501       0.1%
    JBS SA                               3,951,261  20,379,560       0.1%
    JHSF Participacoes SA                  530,529     331,036       0.0%
    Joao Fortes Engenharia SA               20,369      27,718       0.0%
    JSL SA                                 482,518   1,856,116       0.0%
    Kepler Weber SA                        102,004   1,104,018       0.0%
    Klabin SA                            3,496,695  21,447,061       0.1%
    Kroton Educacional SA                5,877,648  21,458,746       0.1%
    Light SA                               600,196   3,555,817       0.0%
    Linx SA                                 23,400     344,831       0.0%
    Localiza Rent a Car SA                 837,096   9,757,484       0.1%
*   Log-in Logistica Intermodal SA         396,879     391,221       0.0%
    Lojas Americanas SA                    856,887   3,754,099       0.0%
    Lojas Renner SA                        773,132  26,956,145       0.2%
    LPS Brasil Consultoria de Imoveis SA   389,180     731,097       0.0%
    M Dias Branco SA                       141,085   4,052,339       0.0%
    Magnesita Refratarios SA               865,461     847,379       0.0%
    Mahle-Metal Leve SA                    295,100   1,988,261       0.0%
    Marcopolo SA                            24,800      19,179       0.0%
*   Marfrig Global Foods SA              2,725,673   3,835,727       0.0%
    Marisa Lojas SA                        267,056   1,295,859       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
BRAZIL -- (Continued)
    Mills Estruturas e Servicos de
      Engenharia SA                        520,190 $ 1,270,714       0.0%
*   Minerva SA                           1,226,685   3,570,596       0.0%
    MRV Engenharia e Participacoes SA    3,101,587   8,492,704       0.1%
    Multiplan Empreendimentos
      Imobiliarios SA                      351,416   6,181,665       0.0%
    Multiplus SA                           495,948   5,514,283       0.0%
    Natura Cosmeticos SA                 1,045,600   9,994,617       0.1%
    Odontoprev SA                        1,911,522   6,661,571       0.0%
*   Oi SA                                  323,530     606,695       0.0%
*   Oi SA ADR(670851302)                    13,654      27,308       0.0%
#*  Oi SA ADR(670851401)                   465,678     898,759       0.0%
*   Paranapanema SA                      1,584,031   2,024,102       0.0%
*   PDG Realty SA Empreendimentos e
      Participacoes                     10,042,401   1,733,201       0.0%
*   Petroleo Brasileiro SA               1,061,101   5,018,566       0.0%
#*  Petroleo Brasileiro SA ADR           3,804,709  36,144,735       0.2%
    Porto Seguro SA                        656,852   8,216,781       0.1%
    Portobello SA                          150,900     174,292       0.0%
    Profarma Distribuidora de Produtos
      Farmaceuticos SA                     117,000     310,271       0.0%
    QGEP Participacoes SA                  634,800   1,529,613       0.0%
*   Qualicorp SA                         1,316,173  10,833,598       0.1%
    Raia Drogasil SA                       889,325  10,094,729       0.1%
    Redentor Energia SA                        100         153       0.0%
    Restoque Comercio e Confeccoes de
      Roupas SA                            619,823   1,830,905       0.0%
    Rodobens Negocios Imobiliarios SA      142,921     355,767       0.0%
*   Rossi Residencial SA                   496,343     378,894       0.0%
*   Rumo Logistica Operadora
      Multimodal SA                      6,879,211   2,968,179       0.0%
    Santos Brasil Participacoes SA         377,345   1,411,467       0.0%
    Sao Carlos Empreendimentos e
      Participacoes SA                       8,800      94,778       0.0%
    Sao Martinho SA                        335,187   4,264,166       0.0%
    SLC Agricola SA                        481,024   2,785,930       0.0%
    Smiles SA                              356,300   6,019,240       0.0%
    Sonae Sierra Brasil SA                 186,918   1,262,477       0.0%
    Souza Cruz SA                        1,262,600  11,524,088       0.1%
*   Springs Global Participacoes SA        172,380      51,492       0.0%
    Sul America SA                       1,337,710   6,304,612       0.0%
*   T4F Entretenimento SA                   34,100      30,332       0.0%
    Technos SA                             104,816     201,773       0.0%
    Tecnisa SA                           1,047,195   1,355,502       0.0%
    Tegma Gestao Logistica                 264,800   1,327,098       0.0%
#   Telefonica Brasil SA ADR               478,639   7,859,252       0.1%
    Tempo Participacoes SA                 252,297     251,213       0.0%
    Tereos Internacional SA                106,388      34,604       0.0%
    Tim Participacoes SA                 1,365,344   4,372,980       0.0%
    Tim Participacoes SA ADR               307,211   4,829,357       0.0%
    Totvs SA                               929,370  10,737,440       0.1%
    TPI - Triunfo Participacoes e
      Investimentos SA                     168,927     226,511       0.0%
    Tractebel Energia SA                   756,335   8,961,702       0.1%
    Transmissora Alianca de Energia
      Eletrica SA                        1,338,273   8,807,963       0.1%
    Trisul SA                               51,685      52,149       0.0%
    Ultrapar Participacoes SA            1,698,450  39,088,111       0.2%
#   Ultrapar Participacoes SA
      Sponsored ADR                         70,325   1,606,223       0.0%
    Usinas Siderurgicas de Minas
      Gerais SA                            189,344   1,055,141       0.0%
    Vale SA                                827,574   6,221,328       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
BRAZIL -- (Continued)
#   Vale SA Sponsored ADR                3,573,051 $ 27,441,032       0.2%
    Valid Solucoes e Servicos de
      Seguranca em Meios de
      Pagamento e
    Identificacao S.A                      556,890    8,659,386       0.1%
*   Vanguarda Agro SA                    1,428,454      431,435       0.0%
    WEG SA                               1,777,422    9,468,336       0.1%
                                                   ------------       ---
TOTAL BRAZIL                                        988,550,642       5.6%
                                                   ------------       ---
CANADA -- (0.0%)
    Tahoe Resources, Inc.                   83,824    1,182,757       0.0%
                                                   ------------       ---
CHILE -- (1.4%)
    AES Gener SA                         8,672,131    5,061,638       0.0%
    Aguas Andinas SA Class A            12,317,455    7,250,916       0.0%
    Banco de Chile                      48,220,154    5,589,486       0.0%
    Banco de Chile ADR                      90,632    6,362,366       0.0%
    Banco de Credito e Inversiones         150,545    7,506,944       0.0%
    Banco Santander Chile               18,075,766      966,366       0.0%
#   Banco Santander Chile ADR              547,317   11,936,983       0.1%
    Banmedica SA                           606,481    1,278,603       0.0%
    Besalco SA                           1,451,429      756,978       0.0%
    Bupa Chile SA                          329,718      284,356       0.0%
    CAP SA                                 343,366    1,221,163       0.0%
    Cementos BIO BIO SA                    180,149      145,792       0.0%
    Cencosud SA                          3,666,687    9,501,674       0.1%
    Cencosud SA ADR                          6,235       47,822       0.0%
    Cia Cervecerias Unidas SA              177,581    1,911,424       0.0%
#   Cia Cervecerias Unidas SA ADR          159,912    3,497,275       0.0%
*   Cia Pesquera Camanchaca SA             220,903        8,921       0.0%
*   Cia Sud Americana de Vapores SA     24,088,387      915,646       0.0%
    Cintac SA                              161,631       23,783       0.0%
    Clinica LAS Condes SA                      309       18,692       0.0%
    Colbun SA                           27,058,533    8,168,655       0.1%
    Corpbanca SA                       742,191,080    8,407,818       0.1%
    Corpbanca SA ADR                        60,836    1,031,170       0.0%
    Cristalerias de Chile SA                59,157      430,391       0.0%
    E.CL SA(BWXTK30)                        29,411       47,844       0.0%
*   E.CL SA(2311410)                     3,054,776    4,969,349       0.0%
    Embotelladora Andina SA Class A
      ADR                                    2,422       35,943       0.0%
    Embotelladora Andina SA Class B
      ADR                                   40,402      764,002       0.0%
    Empresa Nacional de Electricidad
      SA                                 4,972,821    7,650,494       0.1%
#   Empresa Nacional de Electricidad
      SA Sponsored ADR                     193,932    8,944,144       0.1%
*   Empresas AquaChile SA                  433,769      258,850       0.0%
    Empresas CMPC SA                     6,029,740   17,132,486       0.1%
    Empresas COPEC SA                    1,466,772   16,889,521       0.1%
    Empresas Hites SA                    1,075,010      492,116       0.0%
    Empresas Iansa SA                   17,399,035      448,310       0.0%
*   Empresas La Polar SA                 1,986,927       78,645       0.0%
    Enersis SA                          15,150,378    5,275,943       0.0%
    Enersis SA Sponsored ADR             1,546,636   27,483,722       0.2%
    Enjoy SA                               407,211       33,454       0.0%
    ENTEL Chile SA                         822,082    9,267,155       0.1%
    Forus SA                               468,635    2,053,367       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
CHILE -- (Continued)
    Gasco SA                                66,729 $    504,572       0.0%
    Grupo Security SA                      634,855      205,512       0.0%
    Inversiones Aguas Metropolitanas
      SA                                 3,468,461    5,653,651       0.0%
    Inversiones La Construccion SA          47,224      604,535       0.0%
*   Latam Airlines Group SA(B8L1G76)       105,702      999,853       0.0%
*   Latam Airlines Group SA(2518932)       121,449    1,167,332       0.0%
#*  Latam Airlines Group SA Sponsored
      ADR                                1,043,079    9,982,266       0.1%
    Masisa SA                           11,576,658      406,929       0.0%
    Molibdenos y Metales SA                 84,984      614,541       0.0%
*   Multiexport Foods SA                 2,734,356      498,456       0.0%
    Parque Arauco SA                     4,067,164    7,646,921       0.1%
    PAZ Corp. SA                         1,350,362      861,017       0.0%
    Ripley Corp. SA                      4,576,204    2,431,564       0.0%
    SACI Falabella                       1,917,829   15,018,421       0.1%
    Salfacorp SA                           656,459      536,630       0.0%
    Sigdo Koppers SA                     1,756,594    2,630,942       0.0%
*   Sociedad Matriz SAAM SA             15,502,982    1,368,693       0.0%
#   Sociedad Quimica y Minera de
      Chile SA Sponsored ADR               241,471    5,273,727       0.0%
    Socovesa SA                          1,364,609      320,599       0.0%
    Sonda SA                             2,333,978    5,513,935       0.0%
*   Tech Pack SA                           201,054       85,786       0.0%
    Vina Concha y Toro SA                2,107,115    4,291,053       0.0%
    Vina Concha y Toro SA Sponsored
      ADR                                   26,385    1,029,543       0.0%
    Vina San Pedro Tarapaca SA          16,383,152      128,033       0.0%
                                                   ------------       ---
TOTAL CHILE                                         251,924,718       1.4%
                                                   ------------       ---
CHINA -- (16.5%)
    361 Degrees International, Ltd.      3,838,000    1,487,157       0.0%
#   Agile Property Holdings, Ltd.        8,666,465    7,248,675       0.1%
    Agricultural Bank of China, Ltd.
      Class H                           47,410,460   26,752,075       0.2%
    Air China, Ltd. Class H              6,074,000    7,302,478       0.1%
    Ajisen China Holdings, Ltd.          1,979,000    1,232,396       0.0%
*   Alibaba Health Information
      Technology, Ltd.                   4,694,000    7,354,527       0.1%
#*  Alibaba Pictures Group, Ltd.         3,300,000    1,627,491       0.0%
#*  Aluminum Corp. of China, Ltd. ADR      244,740    3,937,867       0.0%
#*  Aluminum Corp. of China, Ltd.
      Class H                           10,474,000    6,690,293       0.1%
    AMVIG Holdings, Ltd.                 1,582,000      867,610       0.0%
#   Angang Steel Co., Ltd. Class H       5,873,160    4,880,696       0.0%
#   Anhui Conch Cement Co., Ltd.
      Class H                            2,971,000   12,031,582       0.1%
#   Anhui Expressway Co., Ltd. Class H   2,254,000    1,943,775       0.0%
    Anhui Tianda Oil Pipe Co., Ltd.        589,130      131,538       0.0%
    Anta Sports Products, Ltd.           3,219,000    7,127,794       0.1%
#   Anton Oilfield Services Group        4,602,000    1,116,270       0.0%
#   Anxin-China Holdings, Ltd.          13,373,000      664,289       0.0%
    Asia Cement China Holdings Corp.     2,581,500    1,496,209       0.0%
#*  Asian Citrus Holdings, Ltd.          3,647,000      419,485       0.0%
    Ausnutria Dairy Corp., Ltd.             67,000       24,343       0.0%
#*  AVIC International Holding HK,
      Ltd.                               1,794,000      288,446       0.0%
#*  AVIC International Holdings, Ltd.      560,000      624,313       0.0%
#   AviChina Industry & Technology
      Co., Ltd. Class H                  7,581,212    8,657,305       0.1%
    Bank of China, Ltd. Class H        156,176,702  107,012,743       0.6%
    Bank of Communications Co., Ltd.
      Class H                           18,904,618   19,402,691       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
CHINA -- (Continued)
    Baoxin Auto Group, Ltd.              1,198,500 $    945,795       0.0%
    Baoye Group Co., Ltd. Class H        1,460,440    1,214,332       0.0%
#   BBMG Corp. Class H                   5,521,702    6,833,837       0.1%
    Beijing Capital International
      Airport Co., Ltd. Class H          9,450,000   10,032,029       0.1%
    Beijing Capital Land, Ltd. Class H   5,698,000    4,715,301       0.0%
#*  Beijing Development HK, Ltd.           437,000      155,695       0.0%
    Beijing Enterprises Holdings, Ltd.   1,531,028   14,040,887       0.1%
#   Beijing Enterprises Water Group,
      Ltd.                               9,832,469    8,429,367       0.1%
#   Beijing Jingneng Clean Energy
      Co., Ltd. Class H                  3,058,000    1,511,589       0.0%
#   Beijing North Star Co., Ltd.
      Class H                            3,824,000    1,776,946       0.0%
#*  Beijing Properties Holdings, Ltd.    2,142,967      223,360       0.0%
    Belle International Holdings, Ltd.  10,096,114   12,958,071       0.1%
#   Biostime International Holdings,
      Ltd.                                 629,500    2,885,205       0.0%
    Bloomage Biotechnology Corp., Ltd.     400,000      934,655       0.0%
#   Boer Power Holdings, Ltd.            1,024,000    1,975,008       0.0%
#   Bosideng International Holdings,
      Ltd.                              15,802,157    2,737,586       0.0%
    Bracell, Ltd.                           23,000        3,964       0.0%
    Brilliance China Automotive
      Holdings, Ltd.                     4,348,000    8,160,021       0.1%
#   Byd Co., Ltd. Class H                1,318,300    7,955,887       0.1%
    BYD Electronic International Co.,
      Ltd.                               4,323,222    6,478,624       0.0%
    C C Land Holdings, Ltd.              7,058,354    1,784,132       0.0%
    Carrianna Group Holdings Co., Ltd.   1,640,877      234,689       0.0%
#   CECEP COSTIN New Materials Group,
      Ltd.                                 492,000      236,328       0.0%
#   Central China Real Estate, Ltd.      3,248,074      960,339       0.0%
#   Changshouhua Food Co., Ltd.          1,543,000    1,215,697       0.0%
#*  Chaoda Modern Agriculture
      Holdings, Ltd.                     5,616,910      420,332       0.0%
#   Chaowei Power Holdings, Ltd.         2,728,000    1,958,399       0.0%
*   Chigo Holding, Ltd.                 22,124,000      520,602       0.0%
    China Aerospace International
      Holdings, Ltd.                    10,892,600    2,183,894       0.0%
#   China Agri-Industries Holdings,
      Ltd.                              11,278,800    6,411,693       0.0%
#   China All Access Holdings, Ltd.      3,094,000    1,085,389       0.0%
    China Animal Healthcare, Ltd.        1,485,000      996,316       0.0%
    China Aoyuan Property Group, Ltd.    6,472,000    1,449,052       0.0%
*   China Automation Group, Ltd.         3,425,000      607,986       0.0%
    China BlueChemical, Ltd.             7,979,122    3,563,967       0.0%
*   China Chengtong Development
      Group, Ltd.                        2,718,000      246,052       0.0%
#   China Child Care Corp., Ltd.         2,314,000      465,489       0.0%
    China CITIC Bank Corp., Ltd.
      Class H                           23,662,607   21,428,026       0.1%
#   China Coal Energy Co., Ltd.
      Class H                           18,364,168   12,000,535       0.1%
    China Communications Construction
      Co., Ltd. Class H                 16,332,387   29,706,223       0.2%
    China Communications Services
      Corp., Ltd. Class H               11,065,327    6,264,290       0.0%
    China Construction Bank Corp.
      Class H                          194,087,302  188,407,233       1.1%
#*  China COSCO Holdings Co., Ltd.
      Class H                           11,449,000   10,467,455       0.1%
#*  China Culiangwang Beverages
      Holdings, Ltd.                     2,800,500      220,147       0.0%
    China Datang Corp. Renewable
      Power Co., Ltd. Class H           10,956,000    1,818,424       0.0%
#   China Dongxiang Group Co., Ltd.     12,805,888    3,130,394       0.0%
#*  China Dredging Environment
      Protection Holdings, Ltd.          2,288,000      559,822       0.0%
*   China Eastern Airlines Corp.,
      Ltd. Class H                       5,038,000    3,890,242       0.0%
#*  China Energine International
      Holdings, Ltd.                     2,248,000      390,113       0.0%
    China Everbright International,
      Ltd.                               8,759,000   16,333,386       0.1%
    China Everbright, Ltd.               4,460,896   14,689,751       0.1%
#   China Fiber Optic Network System
      Group, Ltd.                        2,674,000      973,808       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
CHINA -- (Continued)
#*  China Foods, Ltd.                    4,360,000 $  3,259,189       0.0%
#   China Galaxy Securities Co., Ltd.
      Class H                              452,500      742,394       0.0%
    China Gas Holdings, Ltd.             5,910,000   10,411,659       0.1%
    China Glass Holdings, Ltd.           4,404,000      623,315       0.0%
*   China High Precision Automation
      Group, Ltd.                        1,360,000       40,139       0.0%
*   China High Speed Transmission
      Equipment Group Co., Ltd.          6,044,007    5,443,376       0.0%
#   China Hongqiao Group, Ltd.           3,860,500    3,589,166       0.0%
*   China Household Holdings, Ltd.      10,050,000    1,093,877       0.0%
#*  China Huarong Energy Co., Ltd.      14,493,000    1,963,428       0.0%
*   China Huiyuan Juice Group, Ltd.      3,217,000    1,254,290       0.0%
    China International Marine
      Containers Group Co., Ltd.
      Class H                              266,900      720,904       0.0%
    China ITS Holdings Co., Ltd.         2,751,096      432,535       0.0%
#   China Lesso Group Holdings, Ltd.     4,496,000    3,297,688       0.0%
#   China Life Insurance Co., Ltd. ADR     310,816   22,586,999       0.1%
    China Life Insurance Co., Ltd.
      Class H                            5,465,000   26,558,320       0.2%
    China Lilang, Ltd.                   1,857,000    1,933,803       0.0%
    China Longyuan Power Group Corp.,
      Ltd. Class H                       7,021,000    8,683,058       0.1%
#*  China Lumena New Materials Corp.    15,666,000      473,787       0.0%
    China Medical System Holdings, Ltd.  2,904,800    5,103,804       0.0%
    China Mengniu Dairy Co., Ltd.        2,553,000   12,966,307       0.1%
    China Merchants Bank Co., Ltd.
      Class H                           14,076,646   42,523,314       0.3%
    China Merchants Holdings
      International Co., Ltd.            3,579,752   16,286,213       0.1%
#*  China Metal Recycling Holdings,
      Ltd.                               1,955,133      445,991       0.0%
    China Minsheng Banking Corp., Ltd.
      Class H                           17,320,300   25,379,360       0.2%
    China Mobile, Ltd.(6073556)          3,954,000   56,374,078       0.3%
    China Mobile, Ltd.(2111375)          1,846,091  131,866,280       0.8%
#*  China Modern Dairy Holdings, Ltd.    5,536,000    2,245,117       0.0%
#   China Molybdenum Co., Ltd. Class H   3,963,000    3,969,056       0.0%
    China National Building Material
      Co., Ltd. Class H                 12,418,000   14,998,457       0.1%
    China National Materials Co., Ltd.   5,641,000    2,071,963       0.0%
*   China New Town Development Co.,
      Ltd.                               5,843,677      327,544       0.0%
#   China Oceanwide Holdings, Ltd.       1,932,000      297,647       0.0%
    China Oil & Gas Group, Ltd.         22,800,000    3,200,449       0.0%
    China Oilfield Services, Ltd.
      Class H                            5,176,000   10,627,370       0.1%
#   China Overseas Grand Oceans Group,
      Ltd.                               3,493,000    2,079,517       0.0%
    China Overseas Land & Investment,
      Ltd.                               8,578,033   35,675,711       0.2%
    China Pacific Insurance Group Co.,
      Ltd. Class H                       4,641,665   25,159,028       0.2%
#   China Petroleum & Chemical Corp.
      ADR                                  244,852   23,131,150       0.1%
    China Petroleum & Chemical Corp.
      Class H                           31,234,400   29,640,370       0.2%
#   China Power International
      Development, Ltd.                 12,893,200    8,228,849       0.1%
*   China Power New Energy Development
      Co., Ltd.                         22,380,000    2,213,401       0.0%
#*  China Precious Metal Resources
      Holdings Co., Ltd.                13,461,682    1,147,721       0.0%
*   China Properties Group, Ltd.         2,449,000      699,723       0.0%
*   China Qinfa Group, Ltd.                630,000       39,193       0.0%
    China Railway Construction Corp.,
      Ltd. Class H                       8,397,187   16,831,732       0.1%
    China Railway Group, Ltd. Class H    9,880,000   13,941,322       0.1%
#*  China Rare Earth Holdings, Ltd.      7,016,000    1,589,335       0.0%
    China Resources Cement Holdings,
      Ltd.                               7,736,946    4,907,245       0.0%
    China Resources Enterprise, Ltd.     4,382,000   13,423,637       0.1%
    China Resources Gas Group, Ltd.      1,600,000    5,587,428       0.0%
    China Resources Land, Ltd.           7,072,610   25,706,325       0.2%
    China Resources Power Holdings
      Co., Ltd.                          3,382,000   10,245,820       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
CHINA -- (Continued)
*   China Ruifeng Renewable Energy, Ltd.    256,000 $    33,376       0.0%
#   China Sanjiang Fine Chemicals Co.,
      Ltd.                                3,282,000   1,417,763       0.0%
*   China SCE Property Holdings, Ltd.     2,563,400     535,438       0.0%
#   China Shanshui Cement Group, Ltd.    10,119,645   8,212,652       0.1%
    China Shenhua Energy Co., Ltd.
      Class H                             8,648,000  22,403,596       0.1%
    China Shineway Pharmaceutical
      Group, Ltd.                         1,715,000   2,915,921       0.0%
*   China Shipping Container Lines Co.,
      Ltd. Class H                       20,067,300  11,316,950       0.1%
#*  China Shipping Development Co.,
      Ltd. Class H                        7,144,000   5,976,532       0.0%
#   China Singyes Solar Technologies
      Holdings, Ltd.                      2,560,800   4,193,629       0.0%
#   China South City Holdings, Ltd.      10,038,711   4,424,280       0.0%
    China Southern Airlines Co., Ltd.
      Class H                             6,606,000   6,551,686       0.0%
#   China Southern Airlines Co., Ltd.
      Sponsored ADR                          41,944   2,056,934       0.0%
    China Starch Holdings, Ltd.           8,270,000     240,348       0.0%
    China State Construction
      International Holdings, Ltd.        3,657,520   7,105,700       0.1%
#   China Suntien Green Energy Corp.,
      Ltd. Class H                        7,676,000   2,062,761       0.0%
#*  China Taifeng Beddings Holdings,
      Ltd.                                1,662,000     231,591       0.0%
#*  China Taiping Insurance Holdings
      Co., Ltd.                           4,457,666  16,617,900       0.1%
#   China Telecom Corp., Ltd. ADR           136,139  10,098,791       0.1%
    China Telecom Corp., Ltd. Class H     7,958,000   5,905,567       0.0%
#*  China Tian Lun Gas Holdings, Ltd.       615,000     622,004       0.0%
*   China Tianyi Holdings, Ltd.           1,996,000     249,703       0.0%
*   China Tontine Wines Group, Ltd.         262,000      12,335       0.0%
#*  China Traditional Chinese Medicine
      Co., Ltd.                             738,000     574,662       0.0%
    China Travel International
      Investment Hong Kong, Ltd.         13,085,892   5,812,616       0.0%
    China Unicom Hong Kong,
      Ltd.(6263830)                       5,026,000   9,439,477       0.1%
#   China Unicom Hong Kong,
      Ltd.(2603496)                       1,108,085  20,820,917       0.1%
    China Vanadium Titano - Magnetite
      Mining Co., Ltd.                    4,955,000     535,459       0.0%
#   China Water Affairs Group, Ltd.       4,626,000   2,926,070       0.0%
#*  China Water Industry Group, Ltd.      1,440,000     385,959       0.0%
#*  China Yurun Food Group, Ltd.          7,517,000   2,592,069       0.0%
    China ZhengTong Auto Services
      Holdings, Ltd.                      4,867,000   3,320,188       0.0%
#   China Zhongwang Holdings, Ltd.        8,936,779   5,424,938       0.0%
*   Chinasoft International, Ltd.         4,852,000   2,773,269       0.0%
*   Chinese People Holdings Co., Ltd.    11,215,071     246,798       0.0%
*   Chongqing Iron & Steel Co., Ltd.
      Class H                             1,924,000     588,995       0.0%
    Chongqing Machinery & Electric Co.,
      Ltd. Class H                        5,647,962   1,246,850       0.0%
    Chongqing Rural Commercial Bank
      Co., Ltd. Class H                  12,269,000  11,022,936       0.1%
*   Chu Kong Petroleum & Natural Gas
      Steel Pipe Holdings, Ltd.           2,419,000     729,530       0.0%
#   CIMC Enric Holdings, Ltd.             2,410,000   2,655,033       0.0%
*   CITIC Dameng Holdings, Ltd.             935,000      94,779       0.0%
#*  CITIC Resources Holdings, Ltd.       12,664,000   2,267,707       0.0%
    CITIC Securities Co., Ltd. Class H    2,004,000   8,890,385       0.1%
    CITIC, Ltd.                           6,478,567  12,960,306       0.1%
#   Citychamp Watch & Jewellery Group,
      Ltd.                               10,158,000   1,269,065       0.0%
    Clear Media, Ltd.                       192,000     225,230       0.0%
*   CNNC International, Ltd.                414,898     235,482       0.0%
    CNOOC, Ltd.                          31,188,000  53,020,252       0.3%
#   CNOOC, Ltd. ADR                         237,300  40,637,625       0.2%
*   Coastal Greenland, Ltd.               3,432,000     141,271       0.0%
#   Comba Telecom Systems Holdings, Ltd.  5,325,180   1,882,206       0.0%
*   Comtec Solar Systems Group, Ltd.      4,346,000     726,188       0.0%
*   Concord New Energy Group, Ltd.       19,845,909   1,604,045       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
CHINA -- (Continued)
#   Coolpad Group, Ltd.                  14,272,000 $ 5,330,140       0.0%
#   Cosco International Holdings, Ltd.    1,328,000     777,458       0.0%
    COSCO Pacific, Ltd.                   8,822,623  13,903,510       0.1%
*   Coslight Technology International
      Group Co., Ltd.                       480,000     286,419       0.0%
    Country Garden Holdings Co., Ltd.    18,351,660   9,884,194       0.1%
#   CP Pokphand Co., Ltd.                12,489,658   1,832,904       0.0%
#   CPMC Holdings, Ltd.                   1,325,000   1,025,553       0.0%
    CSPC Pharmaceutical Group, Ltd.       3,590,000   3,718,258       0.0%
#   CSR Corp., Ltd.                       5,489,324  10,596,346       0.1%
*   DaChan Food Asia, Ltd.                1,513,087     173,546       0.0%
#   Dah Chong Hong Holdings, Ltd.         4,392,000   2,741,377       0.0%
#   Dalian Port PDA Co., Ltd. Class H     5,936,000   3,231,885       0.0%
    DaMing International Holdings, Ltd.      34,000      15,377       0.0%
    Daphne International Holdings, Ltd.   5,154,000   1,455,049       0.0%
    Datang International Power
      Generation Co., Ltd. Class H        8,618,000   5,063,336       0.0%
#   Dawnrays Pharmaceutical Holdings,
      Ltd.                                1,369,491   1,156,110       0.0%
#*  DBA Telecommunication Asia
      Holdings, Ltd.                      1,020,000      46,061       0.0%
#   Digital China Holdings, Ltd.          4,037,000   6,228,344       0.0%
#   Dongfang Electric Corp., Ltd.
      Class H                             1,156,200   2,624,325       0.0%
    Dongfeng Motor Group Co., Ltd.
      Class H                             7,770,000  12,908,738       0.1%
    Dongjiang Environmental Co., Ltd.
      Class H                                51,198     277,565       0.0%
    Dongyue Group, Ltd.                   6,322,000   2,685,778       0.0%
#*  Dynasty Fine Wines Group, Ltd.        1,708,000      59,500       0.0%
    Embry Holdings, Ltd.                    509,000     286,238       0.0%
    ENN Energy Holdings, Ltd.             2,022,000  14,553,107       0.1%
    EVA Precision Industrial Holdings,
      Ltd.                                5,584,516   1,805,231       0.0%
*   EverChina International Holdings
      Co., Ltd.                          17,127,500     826,221       0.0%
#   Evergrande Real Estate Group, Ltd.   28,645,000  27,160,115       0.2%
    Evergreen International Holdings,
      Ltd.                                1,091,000     165,783       0.0%
*   Extrawell Pharmaceutical Holdings,
      Ltd.                                4,802,079     346,606       0.0%
    Fantasia Holdings Group Co., Ltd.     9,461,519   1,533,848       0.0%
#*  FDG Electric Vehicles, Ltd.           3,460,000     342,150       0.0%
#   First Tractor Co., Ltd. Class H       1,944,000   1,755,181       0.0%
#   Fosun International, Ltd.             6,215,785  15,492,659       0.1%
    Franshion Properties China, Ltd.     19,974,976   8,044,597       0.1%
#   Fufeng Group, Ltd.                    5,040,800   3,945,328       0.0%
#*  GCL-Poly Energy Holdings, Ltd.       32,860,320   9,895,724       0.1%
#   Geely Automobile Holdings, Ltd.      29,485,000  16,624,936       0.1%
*   Global Bio-Chem Technology Group
      Co., Ltd.                          10,533,600     656,479       0.0%
*   Global Sweeteners Holdings, Ltd.      1,244,699      79,588       0.0%
*   Glorious Property Holdings, Ltd.     14,209,712   2,181,681       0.0%
    Goldbond Group Holdings, Ltd.           650,000      40,581       0.0%
#   Golden Eagle Retail Group, Ltd.       2,268,000   3,396,521       0.0%
#   Golden Meditech Holdings, Ltd.        3,831,809     839,562       0.0%
    Goldlion Holdings, Ltd.                 852,866     398,966       0.0%
#   GOME Electrical Appliances Holding,
      Ltd.                               55,743,660  14,279,908       0.1%
    Good Friend International Holdings,
      Inc.                                  487,333     154,972       0.0%
#   Goodbaby International Holdings,
      Ltd.                                2,541,000   1,163,679       0.0%
    Great Wall Motor Co., Ltd. Class H    2,412,750  18,306,921       0.1%
#   Greatview Aseptic Packaging Co.,
      Ltd.                                1,754,000   1,059,161       0.0%
#   Greenland Hong Kong Holdings, Ltd.    1,497,275   1,532,849       0.0%
#   Greentown China Holdings, Ltd.        3,451,000   4,276,894       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
CHINA -- (Continued)
    Guangdong Investment, Ltd.           6,652,000 $  9,867,825       0.1%
*   Guangdong Land Holdings, Ltd.        2,823,361      990,428       0.0%
#   Guangshen Railway Co., Ltd.
      Class H                            4,208,000    2,802,910       0.0%
    Guangshen Railway Co., Ltd.
      Sponsored ADR                         68,574    2,263,628       0.0%
    Guangzhou Automobile Group Co.,
      Ltd. Class H                       8,305,480    8,952,683       0.1%
    Guangzhou Baiyunshan
      Pharmaceutical Holdings Co.,
      Ltd. Class H                         500,000    1,918,578       0.0%
#   Guangzhou R&F Properties Co., Ltd.   4,937,132    6,297,064       0.0%
#   Guangzhou Shipyard International
      Co., Ltd. Class H                    324,000    1,298,661       0.0%
#   Guodian Technology & Environment
      Group Corp., Ltd. Class H          2,974,000      511,450       0.0%
    Haier Electronics Group Co., Ltd.    2,521,000    7,203,306       0.1%
    Haitian International Holdings,
      Ltd.                               1,412,000    3,519,109       0.0%
#   Hanergy Thin Film Power Group,
      Ltd.                              38,076,000   35,386,158       0.2%
    Harbin Electric Co., Ltd. Class H    4,364,587    3,580,056       0.0%
    Henderson Investment, Ltd.             377,000       37,360       0.0%
*   Heng Tai Consumables Group, Ltd.    22,399,659      409,607       0.0%
    Hengan International Group Co.,
      Ltd.                               1,344,622   16,588,505       0.1%
#   Hengdeli Holdings, Ltd.             10,896,800    2,444,339       0.0%
#*  Hidili Industry International
      Development, Ltd.                  5,587,000      582,009       0.0%
#   Hilong Holding, Ltd.                 2,522,000      950,059       0.0%
*   Hisense Kelon Electrical Holdings
      Co., Ltd. Class H                  1,908,000    1,848,345       0.0%
#*  HKC Holdings, Ltd.                  19,752,210      786,582       0.0%
    HNA Infrastructure Co., Ltd.
      Class H                              596,000      623,642       0.0%
#   Honghua Group, Ltd.                  5,332,000      733,808       0.0%
    Hopefluent Group Holdings, Ltd.        515,973      187,673       0.0%
    Hopewell Highway Infrastructure,
      Ltd.                               3,821,028    1,895,755       0.0%
#*  Hopson Development Holdings, Ltd.    3,520,000    4,126,502       0.0%
#   Hua Han Bio-Pharmaceutical
      Holdings, Ltd.                    12,237,361    3,355,655       0.0%
*   Hua Lien International Holding
      Co., Ltd.                            558,000       33,771       0.0%
    Huabao International Holdings,
      Ltd.                              10,590,986   11,896,247       0.1%
    Huadian Power International
      Corp., Ltd. Class H                5,558,000    6,167,948       0.0%
    Huaneng Power International, Inc.
      Class H                            1,422,000    2,020,339       0.0%
#   Huaneng Power International, Inc.
      Sponsored ADR                        105,617    6,011,720       0.0%
    Huaneng Renewables Corp., Ltd.
      Class H                           12,312,000    5,375,409       0.0%
    Industrial & Commercial Bank of
      China, Ltd. Class H              198,793,725  172,957,453       1.0%
    Inspur International, Ltd.           2,180,000      615,091       0.0%
#   Intime Retail Group Co., Ltd.        4,225,500    4,730,122       0.0%
    Jiangsu Expressway Co., Ltd.
      Class H                            3,056,000    4,180,254       0.0%
    Jiangxi Copper Co., Ltd. Class H     4,884,000   10,079,058       0.1%
*   Jinchuan Group International
      Resources Co., Ltd.                1,141,000       99,765       0.0%
    Jingwei Textile Machinery Class H    1,000,000    1,534,999       0.0%
    Ju Teng International Holdings,
      Ltd.                               4,618,090    2,884,381       0.0%
    Jutal Offshore Oil Services, Ltd.    1,186,000      249,917       0.0%
*   Kai Yuan Holdings, Ltd.             16,790,000      334,522       0.0%
#   Kaisa Group Holdings, Ltd.           9,692,684    1,950,905       0.0%
    Kasen International Holdings, Ltd.     314,000       40,276       0.0%
#   Kingboard Chemical Holdings, Ltd.    3,675,666    6,689,729       0.1%
    Kingboard Laminates Holdings, Ltd.   4,930,984    2,528,193       0.0%
#*  Kingdee International Software
      Group Co., Ltd.                    5,719,600    3,386,178       0.0%
#   Kingsoft Corp., Ltd.                   510,000    1,983,943       0.0%
    Kunlun Energy Co., Ltd.             10,350,000   12,260,388       0.1%
    KWG Property Holding, Ltd.           6,558,644    6,652,087       0.1%
#*  Labixiaoxin Snacks Group, Ltd.       2,192,000      253,578       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                         ---------- -----------  ---------------
CHINA -- (Continued)
    Lai Fung Holdings, Ltd.              25,294,336 $   622,327        0.0%
#   Le Saunda Holdings, Ltd.              1,218,000     524,237        0.0%
    Lee & Man Chemical Co., Ltd.            821,339     446,609        0.0%
#   Lee & Man Paper Manufacturing, Ltd.   7,140,200   4,054,369        0.0%
    Lenovo Group, Ltd.                   14,724,000  25,318,948        0.2%
*   Leoch International Technology, Ltd.    907,000     135,469        0.0%
*   Li Ning Co., Ltd.                     2,034,583   1,125,366        0.0%
*   Lianhua Supermarket Holdings Co.,
      Ltd. Class H                        2,030,200   1,559,555        0.0%
#   Lijun International Pharmaceutical
      Holding Co., Ltd.                   7,146,000   3,161,308        0.0%
#*  Lingbao Gold Co., Ltd. Class H        1,494,000     345,635        0.0%
    Longfor Properties Co., Ltd.          5,175,000   8,902,127        0.1%
    Lonking Holdings, Ltd.               11,294,000   2,801,121        0.0%
*   Loudong General Nice Resources
      China Holdings, Ltd.                5,239,309     879,950        0.0%
#*  Maanshan Iron & Steel Co., Ltd.
      Class H                             9,220,000   3,570,799        0.0%
#*  Madex International Holdings, Ltd.      420,000      14,348        0.0%
    Maoye International Holdings, Ltd.    7,100,000   1,573,077        0.0%
    Metallurgical Corp. of China, Ltd.
      Class H                            12,420,000   7,361,353        0.1%
#*  Microport Scientific Corp.            1,233,000     678,091        0.0%
    MIE Holdings Corp.                    4,960,000     606,662        0.0%
    MIN XIN Holdings, Ltd.                  596,000     564,581        0.0%
#*  Mingfa Group International Co., Ltd.  4,941,000   1,755,213        0.0%
*   Mingyuan Medicare Development Co.,
      Ltd.                                4,480,000     132,945        0.0%
#   Minmetals Land, Ltd.                  6,023,644     929,734        0.0%
    Minth Group, Ltd.                     2,153,000   5,379,049        0.0%
#   MMG, Ltd.                             9,036,000   3,880,200        0.0%
    MOBI Development Co., Ltd.               34,000      10,045        0.0%
*   Nan Hai Corp., Ltd.                  61,300,000     828,266        0.0%
    Nature Home Holding Co., Ltd.           654,000      98,936        0.0%
#   NetDragon Websoft, Inc.                 613,956   1,878,182        0.0%
    New China Life Insurance Co., Ltd.
      Class H                             1,590,000   9,849,331        0.1%
    New World China Land, Ltd.           10,115,700   6,821,579        0.1%
#   New World Department Store China,
      Ltd.                                2,186,538     628,344        0.0%
    Nine Dragons Paper Holdings, Ltd.     9,030,000   7,372,243        0.1%
#*  North Mining Shares Co., Ltd.        10,000,000     488,131        0.0%
#   NVC Lighting Holdings, Ltd.           7,296,000     628,353        0.0%
*   O-Net Communications Group, Ltd.      1,503,000     412,598        0.0%
    Overseas Chinese Town Asia
      Holdings, Ltd.                        357,817     233,495        0.0%
    Pacific Online, Ltd.                  1,243,195     665,908        0.0%
#   Parkson Retail Group, Ltd.            6,308,000   1,606,324        0.0%
*   PAX Global Technology, Ltd.             577,000     838,264        0.0%
    Peak Sport Products Co., Ltd.         3,192,000   1,086,319        0.0%
#   PetroChina Co., Ltd. ADR                227,833  29,372,230        0.2%
    PetroChina Co., Ltd. Class H         23,148,000  29,855,435        0.2%
#   Phoenix Satellite Television
      Holdings, Ltd.                      4,910,000   1,939,830        0.0%
    PICC Property & Casualty Co., Ltd.
      Class H                             8,006,932  17,760,176        0.1%
    Ping An Insurance Group Co. of
      China, Ltd. Class H                 2,966,000  42,569,772        0.3%
#   Poly Property Group Co., Ltd.        11,025,068   7,063,840        0.1%
*   Pou Sheng International Holdings,
      Ltd.                                3,881,609     316,128        0.0%
*   Powerlong Real Estate Holdings, Ltd.  5,528,715   1,196,729        0.0%
*   Prosperity International Holdings
      HK, Ltd.                            4,900,000     186,503        0.0%
    Qingling Motors Co., Ltd. Class H     1,688,000     680,840        0.0%
*   Qunxing Paper Holdings Co., Ltd.        854,211      41,661        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                         ---------- -----------  ---------------
CHINA -- (Continued)
*   Real Gold Mining, Ltd.                  640,000 $    21,717        0.0%
    Real Nutriceutical Group, Ltd.        4,279,000   1,349,150        0.0%
#*  Renhe Commercial Holdings Co., Ltd.  96,736,615   5,443,451        0.0%
#   REXLot Holdings, Ltd.                40,943,724   3,049,367        0.0%
#   Road King Infrastructure, Ltd.        1,179,000   1,187,546        0.0%
    Samson Holding, Ltd.                  4,377,000     636,742        0.0%
#*  Sany Heavy Equipment International
      Holdings Co., Ltd.                  4,530,500   1,275,971        0.0%
    Scud Group, Ltd.                      1,110,000     148,944        0.0%
*   Semiconductor Manufacturing
      International Corp.                97,636,955  10,760,215        0.1%
*   Semiconductor Manufacturing
      International Corp. ADR               173,964     951,583        0.0%
    Shandong Chenming Paper Holdings,
      Ltd. Class H                        1,952,022   1,477,479        0.0%
    Shandong Weigao Group Medical
      Polymer Co., Ltd. Class H           3,064,000   2,843,468        0.0%
#   Shanghai Electric Group Co., Ltd.
      Class H                             8,728,000   8,899,982        0.1%
    Shanghai Fosun Pharmaceutical Group
      Co., Ltd. Class H                     613,000   2,325,112        0.0%
    Shanghai Industrial Holdings, Ltd.    2,502,000   9,975,427        0.1%
#*  Shanghai Industrial Urban
      Development Group, Ltd.             8,089,025   2,320,193        0.0%
    Shanghai Jin Jiang International
      Hotels Group Co., Ltd. Class H      6,946,000   3,532,573        0.0%
    Shanghai Pharmaceuticals Holding
      Co., Ltd. Class H                   2,001,100   6,215,870        0.0%
    Shanghai Prime Machinery Co., Ltd.
      Class H                             1,820,000     506,678        0.0%
*   Shanghai Zendai Property, Ltd.        6,120,000     272,911        0.0%
    Shengli Oil & Gas Pipe Holdings,
      Ltd.                                5,242,500     304,020        0.0%
    Shenguan Holdings Group, Ltd.         3,748,000   1,171,515        0.0%
    Shenzhen Expressway Co., Ltd.
      Class H                             3,178,000   3,056,275        0.0%
    Shenzhen International Holdings,
      Ltd.                                4,619,385   8,682,746        0.1%
#   Shenzhen Investment, Ltd.            15,317,749   8,431,672        0.1%
    Shenzhou International Group
      Holdings, Ltd.                      1,072,000   5,021,162        0.0%
    Shimao Property Holdings, Ltd.        6,018,683  14,138,945        0.1%
#*  Shougang Concord International
      Enterprises Co., Ltd.              24,674,100   1,742,151        0.0%
#   Shougang Fushan Resources Group,
      Ltd.                               17,550,461   4,504,986        0.0%
#   Shui On Land, Ltd.                   19,816,776   6,430,013        0.0%
#*  Shunfeng International Clean
      Energy, Ltd.                        1,668,000   1,176,120        0.0%
    Sichuan Expressway Co., Ltd. Class H  4,082,000   2,232,823        0.0%
    Sihuan Pharmaceutical Holdings
      Group, Ltd.                        13,819,000   7,862,899        0.1%
*   Sijia Group Co.                         893,399      29,624        0.0%
#   Silver Grant International
      Industries, Ltd.                    4,466,000     959,683        0.0%
*   SIM Technology Group, Ltd.            5,367,000     331,014        0.0%
    Sino Biopharmaceutical, Ltd.          8,891,999  10,140,361        0.1%
#*  Sino Oil And Gas Holdings, Ltd.      53,867,234   1,554,005        0.0%
    Sino-Ocean Land Holdings, Ltd.       18,339,462  15,303,614        0.1%
*   Sinofert Holdings, Ltd.              11,734,673   3,210,794        0.0%
*   Sinolink Worldwide Holdings, Ltd.     3,813,492     524,763        0.0%
#   SinoMedia Holding, Ltd.               1,167,258     681,988        0.0%
#   Sinopec Kantons Holdings, Ltd.        3,394,000   3,071,790        0.0%
#   Sinopec Shanghai Petrochemical Co.,
      Ltd. Class H                        4,407,000   2,662,492        0.0%
#   Sinopec Shanghai Petrochemical Co.,
      Ltd. Sponsored ADR                     39,923   2,412,517        0.0%
    Sinopharm Group Co., Ltd. Class H     2,833,600  13,531,975        0.1%
#*  Sinotrans Shipping, Ltd.              7,661,000   2,137,720        0.0%
    Sinotrans, Ltd. Class H               7,668,000   5,868,431        0.0%
    Sinotruk Hong Kong, Ltd.              3,796,000   2,712,348        0.0%
    SITC International Holdings Co.,
      Ltd.                                2,068,000   1,530,045        0.0%
#   Skyworth Digital Holdings, Ltd.      10,174,334   9,037,542        0.1%
    SMI Holdings Group, Ltd.             14,456,000   1,602,277        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
CHINA -- (Continued)
    SOHO China, Ltd.                     8,399,839 $  6,383,097       0.0%
*   Solargiga Energy Holdings, Ltd.      9,232,000      469,150       0.0%
*   Sparkle Roll Group, Ltd.             6,520,000      344,996       0.0%
    Springland International Holdings,
      Ltd.                               1,529,000      585,375       0.0%
#   SPT Energy Group, Inc.               2,996,000      673,026       0.0%
    SRE Group, Ltd.                     14,737,714      732,080       0.0%
#   Sun Art Retail Group, Ltd.           4,542,000    4,666,207       0.0%
    Sun King Power Electronics Group       118,000       24,026       0.0%
    Sunac China Holdings, Ltd.           7,988,000   10,544,880       0.1%
#   Sunny Optical Technology Group
      Co., Ltd.                          2,590,000    5,736,984       0.0%
#*  Superb Summit International Group,
      Ltd.                               1,350,000      190,728       0.0%
    TCC International Holdings, Ltd.     5,247,997    2,200,882       0.0%
    TCL Communication Technology
      Holdings, Ltd.                     2,409,100    2,570,205       0.0%
#   TCL Multimedia Technology
      Holdings, Ltd.                     3,119,200    2,563,497       0.0%
    Tencent Holdings, Ltd.               9,155,700  188,963,305       1.1%
#   Tenfu Cayman Holdings Co., Ltd.        101,000       44,446       0.0%
#   Texhong Textile Group, Ltd.          1,824,500    2,184,570       0.0%
    Tian An China Investment Co., Ltd.     896,357      590,176       0.0%
    Tian Shan Development Holding, Ltd.  1,238,000      550,635       0.0%
#   Tiangong International Co., Ltd.     6,274,056    1,240,830       0.0%
    Tianjin Capital Environmental
      Protection Group Co., Ltd.
      Class H                            1,138,000    1,194,275       0.0%
    Tianjin Development Hldgs, Ltd.      1,873,800    1,771,540       0.0%
*   Tianjin Jinran Public Utilities
      Co., Ltd. Class H                  2,010,000      427,616       0.0%
    Tianjin Port Development Holdings,
      Ltd.                              10,257,200    3,299,099       0.0%
    Tianneng Power International, Ltd.   3,937,952    1,924,661       0.0%
#   Tibet 5100 Water Resources
      Holdings, Ltd.                     2,339,000      898,244       0.0%
    Tingyi Cayman Islands Holding Corp.  3,712,000    7,848,457       0.1%
#   Tomson Group, Ltd.                   1,062,448      312,697       0.0%
#   Tong Ren Tang Technologies Co.,
      Ltd. Class H                       1,980,000    3,462,997       0.0%
    Tongda Group Holdings, Ltd.          9,030,000    1,624,721       0.0%
    Tonly Electronics Holdings, Ltd.       403,080      347,937       0.0%
#   Towngas China Co., Ltd.              3,821,000    4,087,827       0.0%
#   TPV Technology, Ltd.                 3,810,578      929,155       0.0%
    Travelsky Technology, Ltd. Class H   3,565,938    6,941,950       0.1%
#   Trigiant Group, Ltd.                 3,272,000      860,396       0.0%
*   Trony Solar Holdings Co., Ltd.       2,133,000       32,474       0.0%
#   Truly International Holdings, Ltd.   5,623,000    2,653,908       0.0%
    Tsingtao Brewery Co., Ltd. Class H     526,000    3,358,705       0.0%
#   Uni-President China Holdings, Ltd.   3,619,308    2,921,956       0.0%
*   United Energy Group, Ltd.            9,211,550    1,421,796       0.0%
#*  V1 Group, Ltd.                      19,132,600    2,012,310       0.0%
#*  Wanda Hotel Development Co., Ltd.       43,000        9,325       0.0%
    Wanguo International Mining Group,
      Ltd.                                  58,000       15,697       0.0%
    Want Want China Holdings, Ltd.      12,229,000   13,429,976       0.1%
    Wasion Group Holdings, Ltd.          2,484,000    3,910,607       0.0%
    Weichai Power Co., Ltd. Class H      1,632,280    6,446,366       0.0%
    Weiqiao Textile Co. Class H          2,392,000    1,782,100       0.0%
    Welling Holding, Ltd.                5,670,000    1,475,125       0.0%
#   West China Cement, Ltd.             14,772,000    2,505,300       0.0%
#*  Winsway Enterprises Holdings, Ltd.   8,131,000      282,697       0.0%
    World Wide Touch Technology
      Holdings, Ltd.                     3,724,000      475,585       0.0%
    Wumart Stores, Inc. Class H          1,291,000    1,125,062       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
CHINA -- (Continued)
    Xiamen International Port Co.,
      Ltd. Class H                     5,097,338 $    2,811,359       0.0%
*   Xiao Nan Guo Restaurants
      Holdings, Ltd.                     326,000         43,303       0.0%
    Xingda International Holdings,
      Ltd.                             4,828,000      1,568,147       0.0%
#   Xinhua Winshare Publishing and
      Media Co., Ltd. Class H            786,000        980,577       0.0%
    Xinjiang Goldwind Science &
      Technology Co., Ltd. Class H     1,882,600      4,393,249       0.0%
*   Xinjiang Xinxin Mining Industry
      Co., Ltd. Class H                3,677,000        824,795       0.0%
*   Xiwang Property Holdings Co.,
      Ltd.                             1,750,005        135,279       0.0%
    Xiwang Special Steel Co., Ltd.       990,000        165,560       0.0%
    XTEP International Holdings, Ltd.  3,155,500      1,143,787       0.0%
*   Yanchang Petroleum
      International, Ltd.             18,410,000        839,873       0.0%
#   Yanzhou Coal Mining Co., Ltd.
      Class H                          6,600,000      6,608,153       0.1%
#   Yanzhou Coal Mining Co., Ltd.
      Sponsored ADR                      212,302      2,112,405       0.0%
    Yingde Gases Group Co., Ltd.       3,914,000      3,414,510       0.0%
#   Yip's Chemical Holdings, Ltd.      1,318,000        800,838       0.0%
    Youyuan International Holdings,
      Ltd.                               941,600        224,896       0.0%
    Yuanda China Holdings, Ltd.        4,226,000        364,614       0.0%
    Yuexiu Property Co., Ltd.         37,177,784      9,090,757       0.1%
#   Yuexiu Transport Infrastructure,
      Ltd.                             2,987,415      2,188,480       0.0%
#   Yuzhou Properties Co., Ltd.        4,780,800      1,387,493       0.0%
#*  Zall Development Group, Ltd.       2,023,000        736,183       0.0%
#   Zhaojin Mining Industry Co., Ltd.  3,889,666      2,796,048       0.0%
    Zhejiang Expressway Co., Ltd.
      Class H                          5,880,000      9,383,983       0.1%
    Zhengzhou Coal Mining Machinery
      Group Co., Ltd. Class H            555,000        435,522       0.0%
#   Zhong An Real Estate, Ltd.         4,362,444        619,416       0.0%
#   Zhongsheng Group Holdings, Ltd.    1,880,500      1,716,243       0.0%
    Zhuzhou CSR Times Electric Co.,
      Ltd. Class H                     1,344,250     11,378,564       0.1%
#   Zijin Mining Group Co., Ltd.
      Class H                         16,848,000      6,242,865       0.0%
#   Zoomlion Heavy Industry Science
      and Technology Co., Ltd.         5,935,200      4,111,543       0.0%
    ZTE Corp. Class H                  1,786,660      6,000,609       0.0%
                                                 --------------      ----
TOTAL CHINA                                       3,070,003,720      17.6%
                                                 --------------      ----
COLOMBIA -- (0.4%)
    Almacenes Exito SA                   735,408      7,891,280       0.1%
    Banco de Bogota SA                    63,753      1,682,951       0.0%
    Bancolombia SA                       605,401      6,404,746       0.1%
#   Bancolombia SA Sponsored ADR         321,332     14,546,700       0.1%
    Bolsa de Valores de Colombia       2,403,206         21,187       0.0%
    Celsia SA ESP                        117,537        249,186       0.0%
    Cementos Argos SA                  1,345,453      5,716,198       0.0%
*   Cemex Latam Holdings SA              646,743      3,611,118       0.0%
    Constructora Conconcreto SA           19,345          9,522       0.0%
    Corp. Financiera Colombiana SA       119,879      1,927,525       0.0%
    Ecopetrol SA                       4,552,591      3,879,832       0.0%
    Ecopetrol SA Sponsored ADR           417,332      7,144,724       0.1%
    Empresa de Energia de Bogota SA
      ESP                              2,858,670      2,040,193       0.0%
    Empresa de Telecomunicaciones de
      Bogota                             885,214        176,523       0.0%
*   Fabricato SA                       1,436,507          9,528       0.0%
    Grupo Argos SA                         3,209         25,192       0.0%
    Grupo Aval Acciones y Valores        119,702         60,555       0.0%
    Grupo Aval Acciones y Valores ADR     70,450        712,954       0.0%
    Grupo de Inversiones
      Suramericana SA                    103,960      1,708,226       0.0%
    Grupo Nutresa SA                     214,067      2,225,146       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
COLOMBIA -- (Continued)
    Grupo Odinsa SA                          11,399 $    45,270       0.0%
    Interconexion Electrica SA ESP        1,415,676   4,754,579       0.0%
    Isagen SA ESP                         4,293,784   5,741,269       0.0%
    Mineros SA                               17,511      12,957       0.0%
                                                    -----------       ---
TOTAL COLOMBIA                                       70,597,361       0.4%
                                                    -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                578,481  15,029,038       0.1%
    Fortuna Entertainment Group NV           61,005     247,198       0.0%
    Komercni Banka A.S.                      65,864  14,677,471       0.1%
#   O2 Czech Republic A.S.                  472,944   3,882,561       0.0%
    Pegas Nonwovens SA                       56,351   1,679,194       0.0%
#   Philip Morris CR A.S.                     2,628   1,119,632       0.0%
*   Unipetrol A.S.                          201,723   1,268,233       0.0%
                                                    -----------       ---
TOTAL CZECH REPUBLIC                                 37,903,327       0.2%
                                                    -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt
      SAE GDR                             1,520,372  10,493,954       0.1%
*   Egyptian Financial Group-Hermes
      Holding Co. GDR                        13,261      47,861       0.0%
*   Global Telecom Holding SAE GDR        1,300,660   2,848,445       0.0%
                                                    -----------       ---
TOTAL EGYPT                                          13,390,260       0.1%
                                                    -----------       ---
GREECE -- (0.3%)
    Aegean Airlines SA                      191,529   1,614,836       0.0%
*   Alpha Bank AE                         9,376,564   3,285,600       0.0%
*   Astir Palace Hotel SA                    36,796      97,418       0.0%
    Athens Water Supply & Sewage Co. SA
      (The)                                  93,921     526,772       0.0%
*   Attica Bank SA                          385,386      21,611       0.0%
*   Ellaktor SA                             139,123     312,320       0.0%
    Elval - Hellenic Aluminium Industry
      SA                                      3,461       4,956       0.0%
*   Eurobank Ergasias SA                  2,307,260     351,235       0.0%
    FF Group                                166,880   5,032,050       0.0%
*   Fourlis Holdings SA                     155,827     425,122       0.0%
*   Frigoglass SAIC                          95,052     170,963       0.0%
*   GEK Terna Holding Real Estate
      Construction SA                       246,078     489,277       0.0%
    Hellenic Exchanges SA Holding
      Clearing Settlement and Registry      423,900   2,760,661       0.0%
    Hellenic Petroleum SA                   514,828   2,567,329       0.0%
*   Hellenic Telecommunications
      Organization SA                     1,090,490   9,912,474       0.1%
*   Intracom Holdings SA                    321,392     165,033       0.0%
*   Intralot SA-Integrated Lottery
      Systems & Services                    726,755   1,330,077       0.0%
    JUMBO SA                                505,684   5,218,148       0.1%
*   Lamda Development SA                     40,956     158,446       0.0%
*   Marfin Investment Group Holdings SA   4,779,275     818,973       0.0%
    Metka SA                                150,170   1,400,616       0.0%
    Motor Oil Hellas Corinth Refineries
      SA                                    275,658   2,413,783       0.0%
*   Mytilineos Holdings SA                  158,066   1,090,135       0.0%
*   National Bank of Greece SA            1,978,982   2,774,796       0.0%
*   National Bank of Greece SA ADR          797,946   1,165,001       0.0%
    OPAP SA                                 734,720   6,573,153       0.1%
*   Piraeus Bank SA                       7,109,851   3,173,113       0.0%
    Piraeus Port Authority SA                17,126     270,016       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE++   OF NET ASSETS**
                                         ---------  ----------- ---------------
GREECE -- (Continued)
*   Public Power Corp. SA                  525,419  $ 3,534,187       0.0%
*   Sarantis SA                              5,137       46,649       0.0%
    Terna Energy SA                        163,037      489,493       0.0%
    Titan Cement Co. SA                    256,457    6,468,185       0.1%
                                                    -----------       ---
TOTAL GREECE                                         64,662,428       0.4%
                                                    -----------       ---
HUNGARY -- (0.2%)
*   CIG Pannonia Life Insurance P.L.C.
      Class A                                5,747        3,952       0.0%
*   Danubius Hotel and Spa P.L.C.            6,208      128,896       0.0%
*   FHB Mortgage Bank P.L.C.                98,501      283,907       0.0%
*   Magyar Telekom Telecommunications
      P.L.C.                             2,002,205    2,994,755       0.0%
#*  Magyar Telekom Telecommunications
      P.L.C. Sponsored ADR                  36,206      266,476       0.0%
    MOL Hungarian Oil & Gas P.L.C.         118,612    6,598,044       0.0%
    OTP Bank P.L.C.                      1,022,101   22,600,906       0.1%
    Richter Gedeon Nyrt                    523,775    8,793,401       0.1%
                                                    -----------       ---
TOTAL HUNGARY                                        41,670,337       0.2%
                                                    -----------       ---
INDIA -- (9.4%)
*   3M India, Ltd.                           3,252      402,685       0.0%
    Aarti Industries                        18,267       90,379       0.0%
    Aban Offshore, Ltd.                    192,279    1,184,556       0.0%
    ABB India, Ltd.                        133,223    2,791,338       0.0%
*   ABG Shipyard, Ltd.                     193,107      612,657       0.0%
    ACC, Ltd.                              219,236    4,961,944       0.0%
    Adani Enterprises, Ltd.                848,716    9,022,777       0.1%
    Adani Ports & Special Economic
      Zone, Ltd.                         1,705,265    8,549,998       0.1%
*   Adani Power, Ltd.                    3,553,066    2,408,543       0.0%
    Aditya Birla Nuvo, Ltd.                227,295    5,640,232       0.1%
*   Advanta, Ltd.                          101,233      732,796       0.0%
    Aegis Logistics, Ltd.                   54,522      591,631       0.0%
    Agro Tech Foods, Ltd.                   33,043      330,719       0.0%
    Ahmednagar Forgings, Ltd.               95,507      342,564       0.0%
    AIA Engineering, Ltd.                  114,096    2,069,330       0.0%
    Ajanta Pharma, Ltd.                    186,600    3,709,822       0.0%
    Akzo Nobel India, Ltd.                  32,864      725,735       0.0%
    Alembic Pharmaceuticals, Ltd.          355,552    2,628,635       0.0%
    Alembic, Ltd.                          725,019      414,704       0.0%
*   Allahabad Bank                       1,771,273    2,862,295       0.0%
    Allcargo Logistics, Ltd.                 8,557       44,282       0.0%
*   Alok Industries, Ltd.                5,583,532      596,735       0.0%
    Alstom India, Ltd.                     109,450    1,232,535       0.0%
    Alstom T&D India, Ltd.                  19,939      161,540       0.0%
    Amara Raja Batteries, Ltd.             410,783    5,144,795       0.0%
    Ambuja Cements, Ltd.                 3,116,667   11,402,666       0.1%
    Amtek Auto, Ltd.                       647,624    1,624,831       0.0%
    Amtek India, Ltd.                      460,679      762,993       0.0%
    Anant Raj, Ltd.                        942,384      577,746       0.0%
*   Andhra Bank                          1,826,147    2,197,816       0.0%
    Apar Industries, Ltd.                   28,585      161,902       0.0%
    Apollo Hospitals Enterprise, Ltd.      294,247    5,299,378       0.0%
    Apollo Tyres, Ltd.                   2,373,829    6,479,946       0.1%
    Arvind, Ltd.                         1,672,126    6,702,814       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
INDIA -- (Continued)
*   Asahi India Glass, Ltd.               124,796 $   261,449       0.0%
*   Ashok Leyland, Ltd.                 8,823,200   9,672,226       0.1%
    Asian Paints, Ltd.                  1,032,175  12,421,675       0.1%
    Atul, Ltd.                             50,330     916,611       0.0%
    Aurobindo Pharma, Ltd.              1,006,669  20,354,148       0.1%
    Automotive Axles, Ltd.                  7,751      92,303       0.0%
    Axis Bank, Ltd.                     4,488,760  40,225,403       0.2%
    Bajaj Auto, Ltd.                      437,904  13,354,487       0.1%
    Bajaj Corp., Ltd.                     162,274   1,118,910       0.0%
    Bajaj Electricals, Ltd.               231,995     861,432       0.0%
    Bajaj Finance, Ltd.                    28,762   1,815,410       0.0%
    Bajaj Finserv, Ltd.                   201,398   4,502,458       0.0%
*   Bajaj Hindusthan Sugar, Ltd.        1,912,299     513,845       0.0%
    Bajaj Holdings & Investment, Ltd.     138,906   2,827,147       0.0%
    Balkrishna Industries, Ltd.           179,086   2,172,051       0.0%
    Ballarpur Industries, Ltd.          1,776,530     385,863       0.0%
    Balmer Lawrie & Co., Ltd.              92,954     836,646       0.0%
*   Balrampur Chini Mills, Ltd.         1,002,326     720,150       0.0%
    Bank of Baroda                      2,054,560   5,445,652       0.0%
*   Bank of India                       1,183,288   4,044,851       0.0%
*   Bank Of Maharashtra                   665,140     389,144       0.0%
    Bannari Amman Sugars, Ltd.              3,050      41,418       0.0%
    BASF India, Ltd.                       52,199     911,335       0.0%
    Bata India, Ltd.                      109,335   1,755,401       0.0%
    BEML, Ltd.                            224,142   3,462,164       0.0%
    Berger Paints India, Ltd.           1,163,298   3,855,223       0.0%
    BGR Energy Systems, Ltd.              131,573     249,406       0.0%
    Bharat Electronics, Ltd.               57,139   2,785,101       0.0%
    Bharat Forge, Ltd.                    663,273  13,083,269       0.1%
    Bharat Heavy Electricals, Ltd.      2,440,270   9,231,902       0.1%
    Bharat Petroleum Corp., Ltd.          725,403   8,714,948       0.1%
    Bharti Airtel, Ltd.                 2,232,183  13,397,705       0.1%
    Bhushan Steel, Ltd.                   334,343     323,071       0.0%
    Biocon, Ltd.                          480,734   3,441,588       0.0%
    Birla Corp., Ltd.                      53,274     361,286       0.0%
    Blue Dart Express, Ltd.                15,927   1,443,230       0.0%
    Blue Star, Ltd.                       136,714     662,658       0.0%
    Bombay Dyeing & Manufacturing Co.,
      Ltd.                              1,140,395   1,154,624       0.0%
    Bosch, Ltd.                            19,618   6,968,349       0.1%
    Brigade Enterprises, Ltd.             100,246     241,626       0.0%
    Britannia Industries, Ltd.            204,624   7,068,101       0.1%
    Cadila Healthcare, Ltd.               244,129   6,517,842       0.1%
    Cairn India, Ltd.                   2,366,314   7,977,089       0.1%
    Canara Bank                         1,080,194   6,426,971       0.1%
    Carborundum Universal, Ltd.           136,424     386,400       0.0%
    CCL Products India, Ltd.              320,431     957,913       0.0%
    Ceat, Ltd.                            148,874   1,789,698       0.0%
*   Central Bank Of India               1,200,049   1,963,929       0.0%
    Century Plyboards India, Ltd.         396,849   1,276,547       0.0%
    Century Textiles & Industries, Ltd.   399,940   4,644,435       0.0%
    CESC, Ltd.                            429,565   3,702,495       0.0%
    Chambal Fertilizers & Chemicals,
      Ltd.                              1,315,230   1,364,732       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE++   OF NET ASSETS**
                                         ---------  ----------- ---------------
INDIA -- (Continued)
*   Chennai Petroleum Corp., Ltd.          305,454  $   439,210       0.0%
    Cholamandalam Investment and
      Finance Co., Ltd.                     56,126      520,139       0.0%
    Cipla, Ltd.                          1,428,860   14,325,904       0.1%
    City Union Bank, Ltd.                1,273,786    1,879,786       0.0%
    Clariant Chemicals India, Ltd.          59,352      795,412       0.0%
*   Claris Lifesciences, Ltd.                2,295        8,844       0.0%
    CMC, Ltd.                               38,239    1,141,784       0.0%
    Colgate-Palmolive India, Ltd.          254,583    8,007,939       0.1%
    Container Corp. Of India, Ltd.         200,268    5,156,095       0.0%
    Coromandel International, Ltd.         325,170    1,180,576       0.0%
    Corp. Bank                           1,115,563      996,815       0.0%
    Cox & Kings, Ltd.                      340,838    1,647,107       0.0%
    CRISIL, Ltd.                            21,334      663,744       0.0%
    Crompton Greaves, Ltd.               2,333,999    6,168,192       0.1%
    Cummins India, Ltd.                    316,614    4,276,342       0.0%
    Cyient, Ltd.                           127,339      974,537       0.0%
    Dabur India, Ltd.                    2,052,838    8,131,455       0.1%
    Dalmia Bharat, Ltd.                     41,551      286,107       0.0%
    DB Corp., Ltd.                          49,844      287,428       0.0%
*   DB Realty, Ltd.                        858,803      867,935       0.0%
*   DCB Bank, Ltd.                       1,562,615    2,992,686       0.0%
    DCM Shriram, Ltd.                      139,506      260,854       0.0%
    Deepak Fertilisers & Petrochemicals
      Corp., Ltd.                          268,712      560,843       0.0%
    Delta Corp., Ltd.                      963,534    1,196,168       0.0%
*   DEN Networks, Ltd.                     287,272      586,674       0.0%
    Dena Bank                              902,035      694,688       0.0%
    Dewan Housing Finance Corp., Ltd.      108,094      758,420       0.0%
*   Dish TV India, Ltd.                  2,388,034    2,849,815       0.0%
    Dishman Pharmaceuticals &
      Chemicals, Ltd.                      350,768      868,960       0.0%
    Divi's Laboratories, Ltd.              228,553    6,180,619       0.1%
    DLF, Ltd.                            3,218,121    6,929,740       0.1%
    Dr Reddy's Laboratories, Ltd.          197,581   10,302,174       0.1%
#   Dr Reddy's Laboratories, Ltd. ADR      307,748   15,996,741       0.1%
    Dredging Corp. Of India, Ltd.           10,016       56,540       0.0%
*   Dynamatic Technologies, Ltd.             1,995      100,439       0.0%
    eClerx Services, Ltd.                   85,362    2,109,513       0.0%
    Edelweiss Financial Services, Ltd.     619,869      604,921       0.0%
    Eicher Motors, Ltd.                     32,073    7,723,923       0.1%
    EID Parry India, Ltd.                  386,302      991,608       0.0%
    EIH, Ltd.                              558,820      929,783       0.0%
    Electrosteel Castings, Ltd.            198,773       56,000       0.0%
*   Electrosteel Steels, Ltd.               48,436        2,945       0.0%
    Elgi Equipments, Ltd.                   54,055      117,303       0.0%
    Emami, Ltd.                            339,856    4,970,284       0.0%
    Engineers India, Ltd.                  524,601    1,506,934       0.0%
    Entertainment Network India, Ltd.       47,017      511,051       0.0%
*   Eros International Media, Ltd.         228,007    1,479,112       0.0%
    Escorts, Ltd.                          636,221    1,246,937       0.0%
*   Ess Dee Aluminium, Ltd.                117,801      432,321       0.0%
*   Essar Oil, Ltd.                      1,729,249    2,960,720       0.0%
    Essar Ports, Ltd.                      207,705      383,729       0.0%
    Essel Propack, Ltd.                    273,094      543,365       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          ---------  ---------- ---------------
INDIA -- (Continued)
    Eveready Industries India, Ltd.          68,572  $  298,059       0.0%
    Exide Industries, Ltd.                2,155,381   5,772,293       0.1%
    FAG Bearings India, Ltd.                 17,915   1,126,286       0.0%
    FDC, Ltd.                               339,287     818,510       0.0%
    Federal Bank, Ltd.                    4,739,758   9,778,144       0.1%
*   Federal-Mogul Goetze India, Ltd.         24,167     181,643       0.0%
    Financial Technologies India, Ltd.      158,498     430,963       0.0%
    Finolex Cables, Ltd.                    443,065   1,876,658       0.0%
    Finolex Industries, Ltd.                443,144   1,907,933       0.0%
*   Firstsource Solutions, Ltd.           1,719,127     800,848       0.0%
*   Fortis Healthcare, Ltd.               1,079,578   2,653,840       0.0%
*   Future Consumer Enterprise, Ltd.        990,093     176,406       0.0%
    Future Lifestyle Fashions, Ltd.           6,032       7,383       0.0%
    Future Retail, Ltd.                     339,779     614,485       0.0%
    Gabriel India, Ltd.                     474,063     604,333       0.0%
    GAIL India, Ltd.                      1,550,551   8,807,371       0.1%
*   Gammon Infrastructure Projects, Ltd.    234,620      47,784       0.0%
    Gateway Distriparks, Ltd.               397,607   2,206,898       0.0%
    Gati, Ltd.                              114,207     360,729       0.0%
    Geometric, Ltd.                          78,637     166,207       0.0%
    GHCL, Ltd.                                2,294       2,800       0.0%
    Gillette India, Ltd.                     12,070     821,604       0.0%
    GlaxoSmithKline Consumer Healthcare,
      Ltd.                                   28,319   2,773,300       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.     4,843     255,901       0.0%
    Glenmark Pharmaceuticals, Ltd.          625,415   8,745,343       0.1%
    Global Offshore Services, Ltd.           52,153     431,303       0.0%
    GMR Infrastructure, Ltd.              8,939,761   2,104,897       0.0%
    Godfrey Phillips India, Ltd.             25,230     195,820       0.0%
    Godrej Consumer Products, Ltd.          394,187   6,580,798       0.1%
    Godrej Industries, Ltd.                 355,610   2,068,488       0.0%
    Godrej Properties, Ltd.                 325,041   1,251,789       0.0%
    Graphite India, Ltd.                    154,730     206,444       0.0%
    Grasim Industries, Ltd.                  28,007   1,580,143       0.0%
    Great Eastern Shipping Co., Ltd.
      (The)                                 362,553   1,919,960       0.0%
    Greaves Cotton, Ltd.                    505,852   1,091,369       0.0%
    Grindwell Norton, Ltd.                   12,559     126,573       0.0%
    Gruh Finance, Ltd.                      125,380     485,050       0.0%
*   GTL Infrastructure, Ltd.                322,104      11,361       0.0%
    Gujarat Alkalies & Chemicals, Ltd.      163,818     435,780       0.0%
    Gujarat Fluorochemicals, Ltd.           113,838   1,110,492       0.0%
*   Gujarat Gas Co., Ltd.                   168,990   1,898,990       0.0%
    Gujarat Industries Power Co., Ltd.       87,118     114,866       0.0%
    Gujarat Mineral Development Corp.,
      Ltd.                                  530,249     840,939       0.0%
    Gujarat Narmada Valley Fertilizers &
      Chemicals, Ltd.                       326,739     359,749       0.0%
*   Gujarat NRE Coke, Ltd.                  367,112      27,043       0.0%
*   Gujarat Pipavav Port, Ltd.              589,507   2,062,856       0.0%
    Gujarat State Fertilisers &
      Chemicals, Ltd.                       886,282   1,060,198       0.0%
    Gujarat State Petronet, Ltd.          1,052,516   1,991,102       0.0%
    Gulf Oil Corp., Ltd.                     31,092      79,099       0.0%
    Gulf Oil Lubricants India, Ltd.          31,092     219,383       0.0%
*   GVK Power & Infrastructure, Ltd.      6,054,079     817,957       0.0%
*   Hathway Cable & Datacom, Ltd.         1,251,591   1,044,533       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES      VALUE++   OF NET ASSETS**
                                        ---------  ----------- ---------------
INDIA -- (Continued)
    Havells India, Ltd.                 1,645,545  $ 7,255,120       0.1%
*   HCL Infosystems, Ltd.                 924,115      631,495       0.0%
    HCL Technologies, Ltd.              2,268,278   31,597,528       0.2%
    HDFC Bank, Ltd.                     2,994,559   46,795,818       0.3%
    HEG, Ltd.                              56,098      188,069       0.0%
*   HeidelbergCement India, Ltd.          687,858      759,607       0.0%
    Hero MotoCorp, Ltd.                   340,789   12,493,946       0.1%
*   Hexa Tradex, Ltd.                      69,387       24,339       0.0%
    Hexaware Technologies, Ltd.         1,539,259    6,795,662       0.1%
    Hikal, Ltd.                             5,700       12,447       0.0%
*   Himachal Futuristic
      Communications, Ltd.              5,508,748    1,165,676       0.0%
    Hindalco Industries, Ltd.           7,232,537   14,599,510       0.1%
    Hinduja Global Solutions, Ltd.         10,967       93,813       0.0%
    Hinduja Ventures, Ltd.                 10,967       76,021       0.0%
*   Hindustan Construction Co., Ltd.    2,773,413    1,370,715       0.0%
    Hindustan Petroleum Corp., Ltd.       409,764    4,042,508       0.0%
    Hindustan Unilever, Ltd.            1,114,316   14,999,444       0.1%
    Hitachi Home & Life Solutions
      India, Ltd.                          29,694      698,695       0.0%
    Honeywell Automation India, Ltd.        7,379      893,804       0.0%
*   Hotel Leela Venture, Ltd.             365,088      103,540       0.0%
*   Housing Development &
      Infrastructure, Ltd.              4,894,670    9,125,683       0.1%
    HSIL, Ltd.                            167,564    1,012,620       0.0%
    HT Media, Ltd.                        166,519      285,464       0.0%
    Huhtamaki PPL, Ltd.                    14,328       50,455       0.0%
    ICICI Bank, Ltd.                    1,881,155    9,870,834       0.1%
    ICICI Bank, Ltd. Sponsored ADR      3,080,250   33,667,133       0.2%
    ICRA, Ltd.                                341       24,115       0.0%
    IDBI Bank, Ltd.                     2,393,360    2,819,992       0.0%
    Idea Cellular, Ltd.                 4,106,658   11,322,661       0.1%
    IDFC, Ltd.                          1,943,833    5,135,474       0.0%
*   IFB Industries, Ltd.                    4,352       41,093       0.0%
    IFCI, Ltd.                          1,168,454      622,127       0.0%
    IIFL Holdings, Ltd.                   863,032    2,376,411       0.0%
    IL&FS Transportation Networks, Ltd.   141,422      375,584       0.0%
*   India Cements, Ltd. (The)           2,226,454    3,214,105       0.0%
    Indiabulls Housing Finance, Ltd.      378,779    3,515,395       0.0%
    Indiabulls Real Estate, Ltd.          740,864      689,775       0.0%
    Indian Bank                           665,781    1,474,582       0.0%
*   Indian Hotels Co., Ltd.             2,173,495    3,742,756       0.0%
    Indian Oil Corp., Ltd.              1,095,139    6,233,091       0.1%
    Indian Overseas Bank                1,358,607      945,396       0.0%
    Indoco Remedies, Ltd.                 201,501    1,106,848       0.0%
    Indraprastha Gas, Ltd.                341,121    2,216,332       0.0%
    IndusInd Bank, Ltd.                   878,135   11,427,491       0.1%
    Info Edge India, Ltd.                  93,532    1,137,441       0.0%
    Infosys, Ltd.                         701,528   21,427,724       0.1%
    Infosys, Ltd. Sponsored ADR         1,854,002   57,436,982       0.3%
    Ingersoll-Rand India, Ltd.             39,403      598,375       0.0%
*   Inox Leisure, Ltd.                    161,609      415,267       0.0%
*   Intellect Design Arena, Ltd.          519,696      938,402       0.0%
*   International Paper APPM, Ltd.         27,784      123,592       0.0%
    Ipca Laboratories, Ltd.               147,825    1,496,956       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
INDIA -- (Continued)
    IRB Infrastructure Developers, Ltd.     923,043 $ 3,403,718       0.0%
    ITC, Ltd.                             6,621,449  33,645,875       0.2%
    ITD Cementation India, Ltd.               8,391      92,156       0.0%
    J Kumar Infraprojects, Ltd.               2,397      23,177       0.0%
    Jagran Prakashan, Ltd.                  393,406     691,097       0.0%
    Jain Irrigation Systems, Ltd.         2,190,074   1,974,558       0.0%
*   Jaiprakash Associates, Ltd.          10,240,841   3,361,458       0.0%
*   Jaiprakash Power Ventures, Ltd.       3,765,943     514,967       0.0%
    Jammu & Kashmir Bank, Ltd. (The)      1,582,300   2,406,246       0.0%
*   Jaypee Infratech, Ltd.                1,699,219     445,702       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.     98,299     334,742       0.0%
    JBF Industries, Ltd.                    123,156     448,945       0.0%
    Jindal Drilling & Industries, Ltd.        3,605       9,533       0.0%
    Jindal Poly Films, Ltd.                  89,582     311,836       0.0%
    Jindal Saw, Ltd.                      1,329,994   1,435,371       0.0%
*   Jindal Stainless, Ltd.                  188,806     111,582       0.0%
    Jindal Steel & Power, Ltd.            1,945,375   4,246,093       0.0%
    JK Cement, Ltd.                          92,412     917,961       0.0%
    JK Lakshmi Cement, Ltd.                 346,243   1,949,146       0.0%
    JK Tyre & Industries, Ltd.              864,880   1,620,978       0.0%
    JM Financial, Ltd.                    1,709,961   1,261,981       0.0%
    JSW Energy, Ltd.                      2,675,847   4,793,364       0.0%
*   JSW Holdings, Ltd.                       15,481     280,272       0.0%
    JSW Steel, Ltd.                         575,244   8,417,647       0.1%
*   Jubilant Foodworks, Ltd.                250,087   5,935,249       0.1%
    Jubilant Life Sciences, Ltd.            397,986     952,905       0.0%
    Just Dial, Ltd.                          71,850   1,208,156       0.0%
    Jyothy Laboratories, Ltd.               115,206     451,089       0.0%
    Kajaria Ceramics, Ltd.                  227,878   2,760,479       0.0%
*   Kakinada Fertilizers, Ltd.              245,677       8,131       0.0%
    Kalpataru Power Transmission, Ltd.      278,036   1,001,025       0.0%
    Kansai Nerolac Paints, Ltd.             145,227     511,892       0.0%
    Karnataka Bank, Ltd. (The)            1,311,494   2,599,572       0.0%
    Karur Vysya Bank, Ltd. (The)            185,096   1,399,854       0.0%
    Kaveri Seed Co., Ltd.                   168,897   2,210,544       0.0%
    KEC International, Ltd.                 557,558     862,592       0.0%
*   Kesoram Industries, Ltd.                454,399     892,494       0.0%
    Kewal Kiran Clothing, Ltd.                   41       1,437       0.0%
    Kirloskar Brothers, Ltd.                  2,275       7,172       0.0%
    Kirloskar Oil Engines, Ltd.              83,823     358,033       0.0%
    Kolte-Patil Developers, Ltd.             71,503     240,839       0.0%
    Kotak Mahindra Bank, Ltd.             1,330,352  27,865,886       0.2%
    KPIT Technologies, Ltd.               1,102,655   1,827,567       0.0%
    KRBL, Ltd.                               81,306     201,172       0.0%
    KSB Pumps, Ltd.                          19,160     170,474       0.0%
*   KSK Energy Ventures, Ltd.                42,495      38,692       0.0%
    Lakshmi Machine Works, Ltd.              15,755     927,468       0.0%
    Lakshmi Vilas Bank, Ltd. (The)          715,601   1,155,643       0.0%
*   Lanco Infratech, Ltd.                 3,888,963     314,781       0.0%
    Larsen & Toubro, Ltd.                 1,289,058  33,193,911       0.2%
    Larsen & Toubro, Ltd. GDR                22,185     563,537       0.0%
    LIC Housing Finance, Ltd.               531,645   3,607,736       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
INDIA -- (Continued)
    Lupin, Ltd.                             391,376 $10,939,998       0.1%
*   Mahanagar Telephone Nigam, Ltd.       1,302,941     369,414       0.0%
#*  Mahanagar Telephone Nigam, Ltd. ADR      32,600      19,071       0.0%
    Maharashtra Seamless, Ltd.              146,119     484,485       0.0%
    Mahindra & Mahindra Financial
      Services, Ltd.                        423,025   1,787,476       0.0%
    Mahindra & Mahindra, Ltd.             1,754,634  31,725,808       0.2%
    Mahindra Holidays & Resorts India,
      Ltd.                                  107,294     435,469       0.0%
    Mahindra Lifespace Developers, Ltd.      44,698     325,507       0.0%
*   Manaksia Aluminum Co., Ltd.               3,669         514       0.0%
*   Manaksia Coated Metals &
      Industries, Ltd.                        3,669         396       0.0%
*   Manaksia Industries, Ltd.                 3,669         546       0.0%
*   Manaksia Steels, Ltd.                     3,669         685       0.0%
    Mandhana Industries, Ltd.                48,996     211,599       0.0%
*   Mangalore Refinery &
      Petrochemicals, Ltd.                1,517,638   1,670,347       0.0%
*   Marico Kaya Enterprises, Ltd.             6,843     177,560       0.0%
    Marico, Ltd.                            827,290   5,216,593       0.0%
    Maruti Suzuki India, Ltd.               300,297  17,643,657       0.1%
    Mastek, Ltd.                              3,384      20,616       0.0%
    MAX India, Ltd.                         649,060   4,352,678       0.0%
    McLeod Russel India, Ltd.               310,146   1,177,181       0.0%
    Mercator, Ltd.                          500,673     131,808       0.0%
    Merck, Ltd.                              30,514     401,327       0.0%
    MindTree, Ltd.                          336,560   6,470,129       0.1%
    MOIL, Ltd.                               18,361      73,078       0.0%
    Monsanto India, Ltd.                     43,958   1,981,902       0.0%
    Motherson Sumi Systems, Ltd.          1,034,020   8,214,680       0.1%
    Motilal Oswal Financial Services,
      Ltd.                                   20,317      95,325       0.0%
    Mphasis, Ltd.                           250,171   1,542,367       0.0%
    MPS, Ltd.                                 5,703      81,197       0.0%
    MRF, Ltd.                                 9,298   5,389,166       0.0%
*   Nagarjuna Oil Refinery, Ltd.              6,633         481       0.0%
    Natco Pharma, Ltd.                       86,121   2,884,817       0.0%
    National Aluminium Co., Ltd.          2,040,106   1,521,664       0.0%
    Nava Bharat Ventures, Ltd.               53,812     138,634       0.0%
    Navneet Education, Ltd.                 461,847     666,728       0.0%
    NCC, Ltd.                             4,496,048   6,430,346       0.1%
    NESCO, Ltd.                              32,019     812,364       0.0%
    Nestle India, Ltd.                       54,305   5,618,610       0.1%
    NHPC, Ltd.                           11,019,906   3,431,160       0.0%
    NIIT Technologies, Ltd.                 303,133   1,671,825       0.0%
    NIIT, Ltd.                              276,144     156,825       0.0%
*   Nirvikara Paper Mills, Ltd.              19,898      14,944       0.0%
    Nitin Fire Protection Industries,
      Ltd.                                  577,008     304,055       0.0%
    Noida Toll Bridge Co., Ltd.             157,570      83,545       0.0%
    NTPC, Ltd.                            4,866,649  11,475,147       0.1%
    Oberoi Realty, Ltd.                     168,810     710,903       0.0%
    OCL India, Ltd.                          27,695     174,622       0.0%
    Oil & Natural Gas Corp., Ltd.         1,841,318   8,802,416       0.1%
    Oil India, Ltd.                         456,738   3,289,240       0.0%
    OMAXE, Ltd.                             541,432   1,130,497       0.0%
    Oracle Financial Services Software,
      Ltd.                                   78,944   4,098,220       0.0%
    Orient Cement, Ltd.                     199,965     534,204       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
INDIA -- (Continued)
    Oriental Bank of Commerce             863,501 $ 2,770,592       0.0%
    Orissa Minerals Development Co.,
      Ltd.                                  6,450     260,639       0.0%
*   Oswal Chemicals & Fertilizers, Ltd.    77,062      24,371       0.0%
    Page Industries, Ltd.                  17,013   3,626,245       0.0%
*   Parsvnath Developers, Ltd.            471,869     157,494       0.0%
    PC Jeweller, Ltd.                     162,157     880,508       0.0%
    Peninsula Land, Ltd.                  298,269     131,046       0.0%
    Persistent Systems, Ltd.              161,689   1,798,203       0.0%
    Petronet LNG, Ltd.                  1,122,198   3,068,232       0.0%
*   Pfizer, Ltd.                           45,351   1,500,859       0.0%
    Phoenix Mills, Ltd. (The)             112,485     638,875       0.0%
    PI Industries, Ltd.                   141,210   1,453,454       0.0%
    Pidilite Industries, Ltd.             486,447   4,320,788       0.0%
*   Pipavav Defence & Offshore
      Engineering Co., Ltd.             1,150,244   1,037,142       0.0%
    Piramal Enterprises, Ltd.             223,156   3,343,913       0.0%
*   Plethico Pharmaceuticals, Ltd.         66,992      30,836       0.0%
    Polaris Consulting & Services, Ltd.   606,156   1,483,136       0.0%
    Polyplex Corp., Ltd.                   10,415      32,543       0.0%
    Power Finance Corp., Ltd.             569,675   2,390,081       0.0%
    Power Grid Corp. of India, Ltd.     2,835,046   6,337,915       0.1%
    Praj Industries, Ltd.                 513,388     488,369       0.0%
    Prestige Estates Projects, Ltd.       421,605   1,616,013       0.0%
*   Prism Cement, Ltd.                    374,755     618,175       0.0%
    Procter & Gamble Hygiene & Health
      Care, Ltd.                           17,007   1,839,205       0.0%
    PTC India Financial Services, Ltd.  1,436,969   1,202,715       0.0%
    PTC India, Ltd.                     1,948,368   2,180,000       0.0%
*   Punj Lloyd, Ltd.                    1,305,665     590,419       0.0%
    Punjab & Sind Bank                     66,972      52,268       0.0%
    Puravankara Projects, Ltd.             51,309      53,379       0.0%
    Radico Khaitan, Ltd.                  547,348     779,561       0.0%
    Rain Industries, Ltd.                 707,376     491,616       0.0%
    Rajesh Exports, Ltd.                  191,974     699,746       0.0%
    Rallis India, Ltd.                    642,736   2,184,120       0.0%
    Ramco Cements, Ltd. (The)             369,325   1,792,687       0.0%
    Ratnamani Metals & Tubes, Ltd.          6,381      68,048       0.0%
*   RattanIndia Infrastructure, Ltd.    2,141,454      70,685       0.0%
    Raymond, Ltd.                         287,997   2,018,121       0.0%
    Redington India, Ltd.                 470,393     881,538       0.0%
*   REI Agro, Ltd.                      2,471,251      29,182       0.0%
    Relaxo Footwears, Ltd.                  9,208     104,211       0.0%
    Reliance Capital, Ltd.                403,679   2,562,220       0.0%
*   Reliance Communications, Ltd.       3,240,262   3,092,574       0.0%
    Reliance Industries, Ltd.           3,980,031  54,145,856       0.3%
    Reliance Infrastructure, Ltd.         590,349   3,855,419       0.0%
*   Reliance Power, Ltd.                3,568,258   3,175,939       0.0%
    Rolta India, Ltd.                     878,882   1,599,252       0.0%
    Ruchi Soya Industries, Ltd.           695,742     446,024       0.0%
    Rural Electrification Corp., Ltd.     600,461   2,938,118       0.0%
    Sadbhav Engineering, Ltd.              90,249     424,380       0.0%
*   Sanghvi Movers, Ltd.                    7,485      35,852       0.0%
    Sanofi India, Ltd.                     20,168   1,053,846       0.0%
*   Schneider Electric Infrastructure,
      Ltd.                                103,225     305,289       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDIA -- (Continued)
    Sesa Sterlite, Ltd.                   3,779,877 $12,402,644       0.1%
    Sesa Sterlite, Ltd. ADR                 392,077   5,151,892       0.0%
    Shasun Pharmaceuticals, Ltd.             53,172     263,398       0.0%
*   Shipping Corp. of India, Ltd.         1,296,467     957,180       0.0%
    Shoppers Stop, Ltd.                      57,900     319,984       0.0%
    Shree Cement, Ltd.                       34,408   5,512,918       0.0%
*   Shree Renuka Sugars, Ltd.             2,779,059     544,281       0.0%
    Shriram Transport Finance Co., Ltd.     207,642   3,202,157       0.0%
    Siemens, Ltd.                           327,598   7,047,393       0.1%
    Simplex Infrastructures, Ltd.            10,065      67,318       0.0%
    Sintex Industries, Ltd.               2,664,565   4,656,560       0.0%
*   SITI Cable Network, Ltd.                130,994      70,306       0.0%
    SJVN, Ltd.                            1,700,407     641,640       0.0%
    SKF India, Ltd.                          67,024   1,486,221       0.0%
    SML ISUZU, Ltd.                          12,033     244,858       0.0%
    Sobha, Ltd.                             366,906   2,261,419       0.0%
    Solar Industries India, Ltd.             10,146     541,244       0.0%
    Sona Koyo Steering Systems, Ltd.        143,137     119,115       0.0%
    Sonata Software, Ltd.                   312,500     772,586       0.0%
    South Indian Bank, Ltd. (The)         2,694,725   1,029,609       0.0%
    SREI Infrastructure Finance, Ltd.       256,428     159,779       0.0%
    SRF, Ltd.                               160,564   2,501,117       0.0%
    Star Ferro and Cement, Ltd.              85,287     211,673       0.0%
    State Bank of Bikaner & Jaipur          110,275     962,265       0.0%
    State Bank of India                   3,985,820  16,891,326       0.1%
    State Bank of India GDR                  18,000     757,307       0.0%
    State Bank of Travancore                 36,679     253,374       0.0%
    Sterlite Technologies, Ltd.           1,023,366     968,900       0.0%
    Strides Arcolab, Ltd.                   156,194   2,549,200       0.0%
    Styrolution ABS India, Ltd.              16,430     165,211       0.0%
*   Sun Pharma Advanced Research Co.,
      Ltd.                                  344,348   2,159,807       0.0%
    Sun Pharmaceutical Industries, Ltd.   2,445,330  36,286,401       0.2%
    Sun TV Network, Ltd.                    729,202   4,004,982       0.0%
    Sundaram Finance, Ltd.                   10,572     243,713       0.0%
    Sundaram-Clayton, Ltd.                    1,880      55,405       0.0%
    Sundram Fasteners, Ltd.                 367,672   1,030,681       0.0%
    Supreme Industries, Ltd.                200,583   2,170,634       0.0%
    Supreme Petrochem, Ltd.                   3,242       3,542       0.0%
*   Surana Industries, Ltd.                   1,534         609       0.0%
    Swaraj Engines, Ltd.                      5,248      66,467       0.0%
    Syndicate Bank                        1,708,108   2,671,933       0.0%
    TAKE Solutions, Ltd.                     84,670     138,255       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.      36,247      76,218       0.0%
    Tata Chemicals, Ltd.                    465,058   3,120,287       0.0%
    Tata Communications, Ltd.               460,908   3,165,007       0.0%
    Tata Consultancy Services, Ltd.       1,338,928  52,106,170       0.3%
    Tata Elxsi, Ltd.                        185,545   3,249,732       0.0%
    Tata Global Beverages, Ltd.           2,804,607   6,298,684       0.1%
*   Tata Motors, Ltd.                       114,649     917,427       0.0%
    Tata Motors, Ltd.(B611LV1)            2,183,622  17,548,422       0.1%
#   Tata Motors, Ltd. Sponsored ADR         247,865  10,209,559       0.1%
    Tata Power Co., Ltd.                  5,071,553   6,043,584       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
INDIA -- (Continued)
    Tata Sponge Iron, Ltd.                  40,502 $   370,719       0.0%
    Tata Steel, Ltd.                     1,935,804  11,018,713       0.1%
*   Tata Teleservices Maharashtra, Ltd.  3,246,045     393,709       0.0%
    TD Power Systems, Ltd.                  10,538      54,484       0.0%
    Tech Mahindra, Ltd.                  2,334,508  22,828,669       0.1%
    Techno Electric & Engineering Co.,
      Ltd.                                  19,340     118,987       0.0%
    Texmaco Rail & Engineering, Ltd.       100,362     199,693       0.0%
    Thermax, Ltd.                          150,633   2,323,825       0.0%
    Time Technoplast, Ltd.                 313,848     227,538       0.0%
    Timken India, Ltd.                      71,218     668,181       0.0%
    Titagarh Wagons, Ltd.                  538,895     887,058       0.0%
    Titan Co., Ltd.                        625,363   3,760,535       0.0%
    Torrent Pharmaceuticals, Ltd.          293,365   5,562,590       0.1%
    Torrent Power, Ltd.                    544,911   1,415,751       0.0%
    Transport Corp. of India, Ltd.         124,601     495,497       0.0%
    Tree House Education and
      Accessories, Ltd.                     73,007     452,807       0.0%
    Trent, Ltd.                             31,736     573,104       0.0%
    Triveni Turbine, Ltd.                  375,041     693,485       0.0%
    TTK Prestige, Ltd.                      17,695   1,054,756       0.0%
    Tube Investments of India, Ltd.        271,259   1,557,127       0.0%
*   TV18 Broadcast, Ltd.                 3,770,565   2,057,515       0.0%
    TVS Motor Co., Ltd.                  1,537,399   5,702,679       0.1%
    UCO Bank                             2,010,108   1,997,756       0.0%
    Uflex, Ltd.                            232,959     437,611       0.0%
    Ultratech Cement, Ltd.                 155,423   6,550,592       0.1%
    Unichem Laboratories, Ltd.             164,944     528,161       0.0%
    Union Bank of India                  1,575,448   3,576,386       0.0%
*   Unitech, Ltd.                       20,260,977   4,907,903       0.0%
    United Breweries, Ltd.                 320,539   4,696,293       0.0%
*   United Spirits, Ltd.                   157,736   8,313,841       0.1%
    UPL, Ltd.                            2,211,652  17,115,182       0.1%
*   Usha Martin, Ltd.                      706,962     232,594       0.0%
*   Uttam Galva Steels, Ltd.                60,136      45,594       0.0%
*   Uttam Value Steels, Ltd.               130,697       8,822       0.0%
    V-Guard Industries, Ltd.                79,206   1,245,802       0.0%
    VA Tech Wabag, Ltd.                     61,374     676,780       0.0%
    Vakrangee, Ltd.                        904,294   1,500,478       0.0%
    Vardhman Textiles, Ltd.                 73,154     748,137       0.0%
*   Videocon Industries, Ltd.              577,274   1,350,004       0.0%
    Vijaya Bank                          1,768,164   1,265,365       0.0%
    VIP Industries, Ltd.                   722,636   1,102,607       0.0%
    Voltamp Transformers, Ltd.               4,010      42,560       0.0%
    Voltas, Ltd.                         1,230,715   5,408,798       0.0%
    VST Industries, Ltd.                    15,554     397,530       0.0%
    WABCO India, Ltd.                       11,966   1,044,554       0.0%
    Welspun Corp., Ltd.                    646,574     861,290       0.0%
*   Welspun Enterprises, Ltd.               31,877     217,692       0.0%
    Welspun India, Ltd.                     17,763     133,894       0.0%
    Wipro, Ltd.                          2,421,173  20,471,162       0.1%
    Wockhardt, Ltd.                        177,038   3,588,950       0.0%
    Yes Bank, Ltd.                       1,608,872  21,347,778       0.1%
    Zee Entertainment Enterprises, Ltd.  2,968,289  14,585,394       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                       SHARES       VALUE++      OF NET ASSETS**
                                     ----------- --------------  ---------------
INDIA -- (Continued)
    Zensar Technologies, Ltd.             77,505 $      851,799        0.0%
    Zuari Agro Chemicals, Ltd.            22,948         73,332        0.0%
    Zydus Wellness, Ltd.                  60,463        939,563        0.0%
                                                 --------------       ----
TOTAL INDIA                                       1,745,539,693       10.0%
                                                 --------------       ----
INDONESIA -- (2.6%)
    Ace Hardware Indonesia Tbk PT     54,599,200      2,715,311        0.0%
    Adaro Energy Tbk PT              101,349,900      6,823,890        0.1%
    Adhi Karya Persero Tbk PT         13,136,100      2,789,096        0.0%
    Agung Podomoro Land Tbk PT        68,641,600      2,205,822        0.0%
    AKR Corporindo Tbk PT              8,206,000      3,284,884        0.0%
    Alam Sutera Realty Tbk PT        121,780,200      5,741,176        0.1%
    Aneka Tambang Persero Tbk PT      40,571,500      2,480,177        0.0%
    Arwana Citramulia Tbk PT          14,899,200        596,448        0.0%
    Asahimas Flat Glass Tbk PT           476,500        252,790        0.0%
    Astra Agro Lestari Tbk PT          3,251,200      5,084,589        0.0%
    Astra Graphia Tbk PT               2,554,000        437,286        0.0%
    Astra International Tbk PT        80,979,700     42,614,082        0.3%
*   Bakrie and Brothers Tbk PT       249,014,750        172,894        0.0%
*   Bakrie Sumatera Plantations Tbk
      PT                              47,660,300        183,862        0.0%
*   Bakrie Telecom Tbk PT             62,111,539        239,582        0.0%
*   Bakrieland Development Tbk PT    140,083,300        540,341        0.0%
    Bank Bukopin Tbk PT               33,425,500      1,788,887        0.0%
    Bank Central Asia Tbk PT          25,959,300     26,878,442        0.2%
    Bank Danamon Indonesia Tbk PT      8,667,554      2,651,226        0.0%
    Bank Mandiri Persero Tbk PT       28,737,818     23,638,024        0.2%
    Bank Negara Indonesia Persero
      Tbk PT                          36,183,930     17,857,378        0.1%
*   Bank Pan Indonesia Tbk PT         29,941,800      2,995,233        0.0%
    Bank Pembangunan Daerah Jawa
      Barat Dan Banten Tbk PT         31,628,800      2,129,695        0.0%
    Bank Permata Tbk PT                  203,500         25,263        0.0%
    Bank Rakyat Indonesia Persero
      Tbk PT                          42,787,000     38,200,234        0.2%
    Bank Tabungan Negara Persero
      Tbk PT                          58,968,935      5,052,448        0.0%
*   Bank Tabungan Pensiunan
      Nasional Tbk PT                  2,253,500        686,712        0.0%
*   Barito Pacific Tbk PT              8,261,500        170,277        0.0%
*   Bayan Resources Tbk PT               949,000        599,935        0.0%
    Benakat Integra Tbk PT            21,066,800        147,477        0.0%
*   Berau Coal Energy Tbk PT          25,135,500        158,210        0.0%
*   Berlian Laju Tanker Tbk PT        26,853,166             --        0.0%
    BISI International Tbk PT         11,102,612      1,196,164        0.0%
*   Budi Starch & Sweetener Tbk PT     2,800,500         19,091        0.0%
*   Bumi Resources Minerals Tbk PT     4,629,800         54,312        0.0%
*   Bumi Resources Tbk PT             87,378,900        483,325        0.0%
    Bumi Serpong Damai Tbk PT         42,399,000      6,075,199        0.1%
*   Central Proteinaprima Tbk PT       7,329,300         30,987        0.0%
    Chandra Asri Petrochemical Tbk
      PT                                   7,000          1,698        0.0%
    Charoen Pokphand Indonesia Tbk
      PT                              18,522,260      4,038,851        0.0%
    Ciputra Development Tbk PT        52,936,819      5,581,183        0.1%
    Ciputra Property Tbk PT           18,229,100        952,411        0.0%
    Ciputra Surya Tbk PT               8,085,900      1,833,905        0.0%
    Citra Marga Nusaphala Persada
      Tbk PT                          11,260,750      2,046,836        0.0%
*   Clipan Finance Indonesia Tbk PT    2,919,000         90,018        0.0%
*   Darma Henwa Tbk PT                55,755,500        215,065        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE++   OF NET ASSETS**
                                        ----------- ----------- ---------------
INDONESIA -- (Continued)
*   Delta Dunia Makmur Tbk PT            33,980,900 $   220,824       0.0%
    Eagle High Plantations Tbk PT        31,523,100     613,208       0.0%
    Elnusa Tbk PT                        60,859,000   2,778,138       0.0%
*   Energi Mega Persada Tbk PT          215,691,300   1,327,557       0.0%
*   Erajaya Swasembada Tbk PT            13,535,500     858,432       0.0%
*   Exploitasi Energi Indonesia Tbk PT   36,327,500     200,686       0.0%
    Express Transindo Utama Tbk PT       11,649,500     986,168       0.0%
*   Fajar Surya Wisesa Tbk PT               823,000      94,887       0.0%
    Gajah Tunggal Tbk PT                 19,902,200   1,684,528       0.0%
*   Garuda Indonesia Persero Tbk PT       4,393,953     201,220       0.0%
    Global Mediacom Tbk PT               43,706,200   5,217,257       0.1%
*   Golden Eagle Energy Tbk PT            1,731,300     269,408       0.0%
    Gudang Garam Tbk PT                   1,529,500   5,878,448       0.1%
*   Hanson International Tbk PT          61,698,100   3,375,230       0.0%
    Harum Energy Tbk PT                   9,749,300     895,026       0.0%
    Hexindo Adiperkasa Tbk PT             1,223,000     276,546       0.0%
    Holcim Indonesia Tbk PT              12,753,300   1,522,607       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk
      PT                                 12,271,200   1,055,811       0.0%
*   Indika Energy Tbk PT                 23,438,300     523,942       0.0%
    Indo Tambangraya Megah Tbk PT         2,066,000   2,006,037       0.0%
*   Indo-Rama Synthetics Tbk PT              12,500         796       0.0%
    Indocement Tunggal Prakarsa Tbk PT    5,212,600   8,417,935       0.1%
    Indofood CBP Sukses Makmur Tbk PT     3,068,300   3,113,910       0.0%
    Indofood Sukses Makmur Tbk PT        23,934,400  12,422,649       0.1%
*   Indosat Tbk PT                        6,084,800   1,876,851       0.0%
*   Inovisi Infracom Tbk PT               2,876,678      25,965       0.0%
    Intiland Development Tbk PT          57,197,200   2,857,060       0.0%
    Japfa Comfeed Indonesia Tbk PT       29,031,000   1,225,698       0.0%
    Jasa Marga Persero Tbk PT             9,701,800   4,622,129       0.0%
    Jaya Real Property Tbk PT             1,762,500     148,746       0.0%
    Kalbe Farma Tbk PT                   61,770,000   8,539,521       0.1%
    Kawasan Industri Jababeka Tbk PT    151,958,846   3,318,586       0.0%
*   Krakatau Steel Persero Tbk PT         1,930,500      52,093       0.0%
*   Lippo Cikarang Tbk PT                 3,662,000   3,372,456       0.0%
    Lippo Karawaci Tbk PT               153,437,562  13,999,015       0.1%
    Malindo Feedmill Tbk PT               7,438,000     826,675       0.0%
    Matahari Putra Prima Tbk PT          11,719,572   3,573,670       0.0%
    Mayora Indah Tbk PT                   1,755,525   3,451,201       0.0%
    Medco Energi Internasional Tbk PT     9,738,500   2,399,486       0.0%
    Media Nusantara Citra Tbk PT         28,331,893   4,807,966       0.0%
    Mitra Adiperkasa Tbk PT               6,663,000   2,855,994       0.0%
    MNC Investama Tbk PT                104,103,500   2,158,462       0.0%
*   MNC Sky Vision Tbk PT                 2,451,400     303,391       0.0%
    Modern Internasional Tbk PT           1,883,000      65,482       0.0%
    Modernland Realty Tbk PT             13,762,900     550,746       0.0%
    Multipolar Tbk PT                    41,581,300   2,574,632       0.0%
    Multistrada Arah Sarana Tbk PT        3,155,000      75,287       0.0%
    Nippon Indosari Corpindo Tbk PT       5,093,900     445,941       0.0%
*   Nusantara Infrastructure Tbk PT      92,700,900   1,256,282       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT      2,279,000     141,332       0.0%
    Pakuwon Jati Tbk PT                 113,639,200   3,826,131       0.0%
    Pan Brothers Tbk PT                   6,111,600     217,712       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                       ----------- ------------  ---------------
INDONESIA -- (Continued)
*   Panin Financial Tbk PT             145,216,300 $  3,654,755        0.0%
*   Paninvest Tbk PT                     5,396,500      324,245        0.0%
    Pembangunan Perumahan Persero Tbk
      PT                                26,404,700    7,956,371        0.1%
    Perusahaan Gas Negara Persero Tbk
      PT                                26,799,900    8,447,272        0.1%
    Perusahaan Perkebunan London
      Sumatra Indonesia Tbk PT          41,448,100    4,531,710        0.0%
    Petrosea Tbk PT                      3,077,700      163,774        0.0%
*   Polaris Investama Tbk PT               577,000       68,044        0.0%
    Ramayana Lestari Sentosa Tbk PT     23,371,000    1,394,243        0.0%
    Resource Alam Indonesia Tbk PT       2,183,500      158,704        0.0%
    Salim Ivomas Pratama Tbk PT         11,854,000      583,129        0.0%
    Samindo Resources Tbk PT               348,500       13,302        0.0%
    Sampoerna Agro PT                    5,251,659      732,893        0.0%
    Selamat Sempurna Tbk PT              3,121,200    1,132,381        0.0%
    Semen Baturaja Persero Tbk PT        1,142,100       28,129        0.0%
    Semen Indonesia Persero Tbk PT      11,230,300   10,799,336        0.1%
*   Sentul City Tbk PT                 279,727,400    2,079,591        0.0%
*   Sigmagold Inti Perkasa Tbk PT       13,708,000      477,829        0.0%
    Sinar Mas Multiartha Tbk PT            278,500       85,940        0.0%
    Sri Rejeki Isman Tbk PT             89,659,200    1,873,684        0.0%
*   Sugih Energy Tbk PT                 96,898,100    2,951,967        0.0%
    Summarecon Agung Tbk PT             54,991,664    7,513,140        0.1%
    Surya Citra Media Tbk PT            14,973,600    3,338,498        0.0%
    Surya Semesta Internusa Tbk PT      27,178,900    2,464,835        0.0%
*   Suryainti Permata Tbk PT             3,098,000           --        0.0%
    Tambang Batubara Bukit Asam
      Persero Tbk PT                     5,766,500    4,146,024        0.0%
    Telekomunikasi Indonesia Persero
      Tbk PT                            50,166,800   10,089,611        0.1%
#   Telekomunikasi Indonesia Persero
      Tbk PT Sponsored ADR                 379,437   15,701,103        0.1%
    Tempo Scan Pacific Tbk PT              782,200      122,471        0.0%
    Tiga Pilar Sejahtera Food Tbk       13,279,039    1,797,434        0.0%
    Timah Persero Tbk PT                38,034,367    2,377,256        0.0%
*   Tiphone Mobile Indonesia Tbk PT     13,065,000      965,787        0.0%
    Total Bangun Persada Tbk PT         14,065,000    1,022,830        0.0%
    Tower Bersama Infrastructure Tbk
      PT                                 7,756,400    5,069,734        0.0%
*   Trada Maritime Tbk PT               22,633,987       87,332        0.0%
    Trias Sentosa Tbk PT                 3,690,500       88,654        0.0%
*   Trimegah Securities Tbk PT           5,343,500       25,208        0.0%
*   Truba Alam Manunggal Engineering
      PT                                15,388,500        9,497        0.0%
    Tunas Baru Lampung Tbk PT            8,971,000      380,133        0.0%
    Tunas Ridean Tbk PT                  8,038,500      442,793        0.0%
    Ultrajaya Milk Industry & Trading
      Co. Tbk PT                         2,569,000      781,965        0.0%
    Unilever Indonesia Tbk PT            2,651,500    8,695,023        0.1%
    United Tractors Tbk PT               6,391,446   10,509,334        0.1%
    Vale Indonesia Tbk PT               24,245,550    5,208,991        0.0%
*   Visi Media Asia Tbk PT              31,452,100    1,124,486        0.0%
    Waskita Karya Persero Tbk PT         8,873,200    1,177,389        0.0%
    Wijaya Karya Persero Tbk PT         17,109,900    3,922,615        0.0%
    Wintermar Offshore Marine Tbk PT       292,500        9,007        0.0%
    XL Axiata Tbk PT                    16,441,400    5,102,721        0.0%
                                                   ------------        ---
TOTAL INDONESIA                                     484,901,646        2.8%
                                                   ------------        ---
MALAYSIA -- (3.8%)
#   Aeon Co. M Bhd                       3,310,300    3,012,889        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
MALAYSIA -- (Continued)
#   Aeon Credit Service M Bhd                88,560 $   369,031       0.0%
    Affin Holdings Bhd                    3,652,500   2,983,141       0.0%
#   AirAsia Bhd                           9,880,500   6,289,932       0.1%
#*  Alam Maritim Resources Bhd            3,175,800     599,079       0.0%
    Alliance Financial Group Bhd          6,313,800   8,380,573       0.1%
#   AMMB Holdings Bhd                     9,678,250  17,577,474       0.1%
    Amway Malaysia Hldgs Bhd                109,600     338,302       0.0%
    Ann Joo Resources Bhd                   974,750     282,431       0.0%
    APM Automotive Holdings Bhd             174,800     252,510       0.0%
    Astro Malaysia Holdings Bhd           4,878,300   4,295,048       0.0%
#   Axiata Group Bhd                      8,657,025  16,359,162       0.1%
    Batu Kawan Bhd                          368,750   1,880,155       0.0%
    Benalec Holdings Bhd                  5,215,400   1,129,322       0.0%
    Berjaya Assets Bhd                      156,600      37,765       0.0%
#   Berjaya Corp. Bhd                    25,134,300   3,060,287       0.0%
    Berjaya Land Bhd                      2,769,200     573,312       0.0%
    Berjaya Sports Toto Bhd               3,856,897   3,528,003       0.0%
#   BIMB Holdings Bhd                     3,074,999   3,452,098       0.0%
    Bina Darulaman Bhd                      486,700     126,724       0.0%
    Bonia Corp. Bhd                       4,050,400   1,179,930       0.0%
#   Boustead Holdings Bhd                 2,386,292   3,091,708       0.0%
#   Boustead Plantations Bhd                477,200     184,717       0.0%
    British American Tobacco Malaysia
      Bhd                                   399,600   7,501,262       0.1%
#*  Bumi Armada Bhd                      10,125,050   3,374,040       0.0%
    Bursa Malaysia Bhd                    1,841,700   4,513,896       0.0%
    Cahya Mata Sarawak Bhd                4,244,400   6,038,522       0.1%
    Can-One Bhd                             216,800     164,954       0.0%
#   Carlsberg Brewery Malaysia Bhd
      Class B                               857,600   3,223,136       0.0%
*   Carotech Bhd                             44,425          50       0.0%
    CB Industrial Product Holding Bhd     2,892,320   1,645,829       0.0%
#   CIMB Group Holdings Bhd              16,569,063  27,410,078       0.2%
#   Coastal Contracts Bhd                 1,635,877   1,382,442       0.0%
    Crescendo Corp. Bhd                      13,000       8,693       0.0%
    CSC Steel Holdings Bhd                  470,500     133,618       0.0%
    Cypark Resources Bhd                  1,283,900     671,595       0.0%
    Daibochi Plastic & Packaging
      Industry Bhd                           31,400      38,278       0.0%
*   Daya Materials Bhd                   14,892,600     541,887       0.0%
    Dayang Enterprise Holdings Bhd        1,865,112   1,375,160       0.0%
#   Dialog Group Bhd                     12,610,484   5,720,376       0.1%
#   DiGi.Com Bhd                          7,867,220  13,262,960       0.1%
    DKSH Holdings Malaysia Bhd              184,200     273,303       0.0%
    DRB-Hicom Bhd                         8,920,800   4,701,163       0.0%
    Dutch Lady Milk Industries Bhd           61,200     817,727       0.0%
#   Eastern & Oriental Bhd                8,071,450   4,413,117       0.0%
*   ECM Libra Financial Group Bhd           318,034      90,085       0.0%
    Engtex Group Bhd                        416,250     115,143       0.0%
*   Evergreen Fibreboard Bhd              1,580,700     482,218       0.0%
*   Fountain View Development Bhd            31,500          --       0.0%
    Fraser & Neave Holdings Bhd             207,500   1,079,115       0.0%
#   Gamuda Bhd                            7,835,500  11,499,850       0.1%
    Genting Bhd                           5,322,700  13,065,944       0.1%
#   Genting Malaysia Bhd                 11,906,800  14,351,714       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                         ---------- -----------  ---------------
MALAYSIA -- (Continued)
#   Genting Plantations Bhd               1,078,900 $ 2,995,572        0.0%
#   Globetronics Technology Bhd           1,364,320   2,273,174        0.0%
    Glomac Bhd                            3,352,800     903,439        0.0%
*   Goldis Bhd                              478,372     309,054        0.0%
*   Green Packet Bhd                      2,607,500     207,662        0.0%
*   Guan Chong Bhd                          103,300      24,209        0.0%
    Guinness Anchor Bhd                     610,700   2,503,887        0.0%
    GuocoLand Malaysia Bhd                  844,000     285,725        0.0%
    Hai-O Enterprise Bhd                    649,700     427,957        0.0%
#   HAP Seng Consolidated Bhd             6,477,940   8,395,661        0.1%
    Hap Seng Plantations Holdings Bhd     1,441,000   1,050,523        0.0%
#   Hartalega Holdings Bhd                1,300,600   2,975,380        0.0%
    Hiap Teck Venture Bhd                   444,600      64,021        0.0%
    Hock Seng LEE Bhd                     1,010,212     520,617        0.0%
#   Hong Leong Bank Bhd                   1,899,160   7,496,055        0.1%
#   Hong Leong Financial Group Bhd          897,800   4,071,620        0.0%
    Hong Leong Industries Bhd               395,100     551,808        0.0%
    Hovid Bhd                             2,544,100     355,960        0.0%
    Hua Yang Bhd                          1,166,833     686,176        0.0%
*   Hume Industries Bhd                     412,236     419,490        0.0%
    Hup Seng Industries Bhd                 169,600      42,287        0.0%
    Hwang Capital Malaysia Bhd               99,900      54,358        0.0%
    I Bhd                                   899,400     154,614        0.0%
#   IHH Healthcare Bhd                    2,531,700   4,202,542        0.0%
    IJM Corp. Bhd                        10,899,413  22,443,934        0.2%
    IJM Plantations Bhd                   1,227,800   1,197,685        0.0%
#   Inari Amertron Bhd                    1,630,175   1,448,384        0.0%
    Inch Kenneth Kajang Rubber PLC          113,000      22,883        0.0%
    Insas Bhd                             4,477,102   1,158,314        0.0%
#   IOI Corp. Bhd                         8,342,077  10,156,687        0.1%
#   IOI Properties Group Bhd              3,314,135   1,986,158        0.0%
*   Iris Corp. Bhd                        9,374,200     772,061        0.0%
*   Iskandar Waterfront City Bhd          3,729,400   1,366,445        0.0%
*   JAKS Resources Bhd                    4,007,500     762,437        0.0%
#   Jaya Tiasa Holdings Bhd               1,821,239     826,899        0.0%
#   JCY International Bhd                 4,386,800     939,754        0.0%
*   K&N Kenanga Holdings Bhd              1,779,386     349,045        0.0%
*   Karambunai Corp. Bhd                  4,574,700      89,156        0.0%
    Karex Bhd                                87,650      74,309        0.0%
    Keck Seng Malaysia Bhd                  316,300     489,747        0.0%
    Kian JOO CAN Factory Bhd              1,772,080   1,521,832        0.0%
    Kim Loong Resources Bhd                 259,020     203,738        0.0%
    Kimlun Corp. Bhd                        701,700     249,247        0.0%
    KLCCP Stapled Group                   1,100,800   2,180,227        0.0%
#*  KNM Group Bhd                        14,315,481   2,560,845        0.0%
#   Kossan Rubber Industries              2,791,100   4,701,010        0.0%
    KPJ Healthcare Bhd                    2,878,875   3,440,182        0.0%
*   Kretam Holdings Bhd                   3,250,300     410,619        0.0%
#   KSL Holdings Bhd                      4,484,038   2,407,442        0.0%
#   Kuala Lumpur Kepong Bhd               1,337,922   8,323,547        0.1%
*   KUB Malaysia Bhd                      1,459,400     167,071        0.0%
    Kulim Malaysia Bhd                    3,059,500   2,234,025        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
MALAYSIA -- (Continued)
#*  Kumpulan Europlus Bhd                 1,271,800 $   374,568       0.0%
    Kumpulan Fima Bhd                       909,400     517,263       0.0%
    Kumpulan Perangsang Selangor Bhd      2,772,400   1,148,733       0.0%
    Kwantas Corp. Bhd                        23,900      12,782       0.0%
    Lafarge Malaysia Bhd                  1,869,800   5,061,719       0.1%
    Land & General BHD                    6,447,400     918,722       0.0%
#*  Landmarks Bhd                         1,604,992     583,958       0.0%
    LBS Bina Group Bhd                    2,319,100   1,015,020       0.0%
    Lingkaran Trans Kota Holdings Bhd       603,500     661,485       0.0%
*   Lion Industries Corp. Bhd             4,272,600     533,149       0.0%
    LPI Capital Bhd                         143,700     584,798       0.0%
    Magnum Bhd                            1,404,700   1,075,717       0.0%
#   Mah Sing Group Bhd                    8,053,001   4,760,412       0.0%
    Malayan Banking Bhd                  16,366,740  42,293,352       0.3%
    Malayan Flour Mills Bhd               1,196,900     509,295       0.0%
#   Malaysia Airports Holdings Bhd        3,008,195   5,440,274       0.1%
#   Malaysia Building Society Bhd         1,181,717     689,896       0.0%
#   Malaysia Marine and Heavy
      Engineering Holdings Bhd            2,375,500     811,957       0.0%
#   Malaysian Bulk Carriers Bhd           4,070,323   1,368,095       0.0%
    Malaysian Pacific Industries Bhd        644,925   1,201,841       0.0%
    Malaysian Resources Corp. Bhd        10,674,600   3,942,810       0.0%
    Malton Bhd                            1,908,900     480,992       0.0%
    Matrix Concepts Holdings Bhd          1,119,600     989,853       0.0%
#   Maxis Bhd                             4,966,215   9,657,577       0.1%
    MBM Resources Bhd                       999,610     952,008       0.0%
    Media Chinese International, Ltd.       905,600     166,415       0.0%
    Media Prima Bhd                       4,803,620   2,259,708       0.0%
    Mega First Corp. Bhd                    192,300     131,986       0.0%
    MISC Bhd                              3,046,360   7,795,100       0.1%
    MK Land Holdings Bhd                  5,362,200     630,382       0.0%
    MKH Bhd                               1,141,967     830,143       0.0%
#   MMC Corp. Bhd                         6,427,100   4,853,124       0.0%
    MNRB Holdings Bhd                       924,900     969,094       0.0%
*   MPHB Capital Bhd                        458,800     244,089       0.0%
    Muda Holdings Bhd                       292,100     131,995       0.0%
#   Mudajaya Group Bhd                    2,521,733     996,582       0.0%
#   Muhibbah Engineering M Bhd            3,221,800   2,259,134       0.0%
*   Mulpha International Bhd             15,339,400   1,654,239       0.0%
#   My EG Services Bhd                    4,047,500   2,866,418       0.0%
    Naim Holdings Bhd                     1,706,100   1,324,039       0.0%
    NCB Holdings Bhd                        149,900     120,755       0.0%
    Nestle Malaysia Bhd                      83,800   1,742,776       0.0%
    NTPM Holdings Bhd                       674,100     133,871       0.0%
    Oldtown Bhd                           1,885,125     898,808       0.0%
    Oriental Holdings Bhd                   606,340   1,329,033       0.0%
    OSK Holdings Bhd                      4,497,545   2,646,498       0.0%
    Padini Holdings Bhd                   3,828,600   1,501,922       0.0%
    Panasonic Manufacturing Malaysia Bhd     70,200     453,319       0.0%
    Pantech Group Holdings Bhd            1,311,800     270,480       0.0%
    Paramount Corp. Bhd                     609,325     281,789       0.0%
#*  Parkson Holdings Bhd                  3,544,313   2,134,797       0.0%
#   Perdana Petroleum Bhd                 3,849,500   1,463,698       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                           SHARES      VALUE++   OF NET ASSETS**
                                         ----------  ----------- ---------------
MALAYSIA -- (Continued)
#*  Perisai Petroleum Teknologi Bhd       9,368,200  $ 1,434,583       0.0%
#   Petronas Chemicals Group Bhd          7,653,100   12,584,009       0.1%
#   Petronas Dagangan Bhd                   813,200    4,887,920       0.0%
#   Petronas Gas Bhd                      1,479,408    9,432,391       0.1%
    Pharmaniaga Bhd                         463,280      970,647       0.0%
    Pie Industrial Bhd                       74,040      140,749       0.0%
    PJ Development Holdings Bhd           1,471,800      609,628       0.0%
#   Pos Malaysia Bhd                      2,473,600    3,526,279       0.0%
    Power Root Bhd                          131,500       64,384       0.0%
#   PPB Group Bhd                         2,437,500   10,485,266       0.1%
    Press Metal Bhd                       2,698,700    2,133,841       0.0%
#   Prestariang Bhd                       1,991,200    1,391,752       0.0%
    Protasco Bhd                          1,363,500      724,679       0.0%
#   Public Bank Bhd                       7,480,811   40,897,158       0.3%
#*  Puncak Niaga Holdings Bhd             1,101,660      799,162       0.0%
#   QL Resources Bhd                      2,350,660    2,634,097       0.0%
    RCE Capital Bhd                         840,450       77,720       0.0%
    RHB Capital Bhd                       4,751,631   10,520,199       0.1%
*   Rimbunan Sawit Bhd                      832,100      129,581       0.0%
    Salcon Bhd                            6,373,900    1,524,873       0.0%
#   Sapurakencana Petroleum Bhd          17,108,688   12,739,740       0.1%
    Sarawak Oil Palms Bhd                   486,260      673,452       0.0%
    Sarawak Plantation Bhd                   18,900       11,593       0.0%
    Scientex Bhd                            525,764      981,277       0.0%
*   Scomi Energy Services Bhd             4,715,000      592,376       0.0%
#*  Scomi Group Bhd                       9,896,800      663,657       0.0%
*   Seal, Inc. Bhd                          502,400       91,212       0.0%
    SEG International Bhd                   311,400      128,484       0.0%
    Selangor Dredging Bhd                   366,400      104,795       0.0%
    Selangor Properties Bhd                  63,100       97,169       0.0%
    Shangri-La Hotels Malaysia Bhd          373,100      665,399       0.0%
*   Shell Refining Co. Federation of
      Malaya Bhd                            233,300      315,116       0.0%
    SHL Consolidated Bhd                    202,800      186,195       0.0%
#   Sime Darby Bhd                        8,658,338   21,999,404       0.1%
    SP Setia Bhd Group                    1,853,446    1,771,995       0.0%
    Star Publications Malaysia Bhd        1,265,600      883,791       0.0%
    Subur Tiasa Holdings Bhd                 39,310       20,108       0.0%
    Sunway Bhd                            5,558,193    5,904,340       0.1%
#   Supermax Corp. Bhd                    3,660,850    2,074,717       0.0%
    Suria Capital Holdings Bhd              279,650      194,272       0.0%
    Syarikat Takaful Malaysia Bhd           343,300    1,409,153       0.0%
    Symphony Life Bhd                       321,132       75,557       0.0%
    Ta Ann Holdings Bhd                     714,086      750,893       0.0%
    TA Enterprise Bhd                    10,282,100    2,043,804       0.0%
    TA Global Bhd                         4,856,940      435,266       0.0%
*   Talam Transform Bhd                   6,754,300      150,061       0.0%
    Tambun Indah Land Bhd                 2,204,100    1,158,034       0.0%
#   TAN Chong Motor Holdings Bhd          1,250,700    1,053,169       0.0%
*   Tanjung Offshore Bhd                  1,070,400      130,077       0.0%
    Tasek Corp. Bhd                          38,700      181,183       0.0%
#   TDM Bhd                               7,329,900    1,603,483       0.0%
    Telekom Malaysia Bhd                  3,128,149    6,495,490       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
MALAYSIA -- (Continued)
    Tenaga Nasional Bhd                  6,898,781 $ 27,765,793       0.2%
#*  TH Heavy Engineering Bhd             5,934,334      521,603       0.0%
#   TH Plantations Bhd                   1,175,640      517,678       0.0%
#   Time dotCom Bhd                      1,420,660    2,429,942       0.0%
    Tiong NAM Logistics Holdings         1,219,000      430,444       0.0%
#   Top Glove Corp. Bhd                  2,906,080    4,574,316       0.0%
    Tropicana Corp. Bhd                  4,508,200    1,376,035       0.0%
    TSH Resources Bhd                    2,755,550    1,745,611       0.0%
    Tune Ins Holdings Bhd                1,669,600      852,261       0.0%
    Uchi Technologies Bhd                1,241,300      553,465       0.0%
    UEM Edgenta Bhd                      1,830,300    1,856,831       0.0%
#   UEM Sunrise Bhd                      8,285,145    2,990,966       0.0%
#   UMW Holdings Bhd                     3,594,806   10,728,622       0.1%
    UMW Oil & Gas Corp. Bhd                113,500       69,688       0.0%
#   Unisem M Bhd                         4,017,620    2,689,971       0.0%
    United Malacca Bhd                     197,950      354,334       0.0%
    United Plantations Bhd                 159,400    1,161,575       0.0%
    United U-Li Corp. Bhd                  271,100      227,550       0.0%
#   UOA Development Bhd                  1,887,600    1,198,939       0.0%
#   Uzma Bhd                             1,071,200      695,812       0.0%
    VS Industry Bhd                        974,108    1,074,218       0.0%
    Wah Seong Corp. Bhd                  2,338,639      863,836       0.0%
#   WCT Holdings Bhd                     6,487,069    3,319,563       0.0%
    Wellcall Holdings Bhd                  907,100      497,951       0.0%
#   Westports Holdings Bhd               1,236,900    1,560,890       0.0%
    Wing Tai Malaysia Bhd                  378,400      183,716       0.0%
    WTK Holdings Bhd                     3,043,650      980,012       0.0%
#   Yinson Holdings Bhd                  1,100,200      896,880       0.0%
    YNH Property Bhd                     2,555,831    1,374,844       0.0%
    YTL Corp. Bhd                       36,123,420   16,926,269       0.1%
    YTL E-Solutions Bhd                    747,100      117,530       0.0%
*   YTL Land & Development Bhd           1,074,000      239,464       0.0%
    YTL Power International Bhd          8,742,066    3,922,246       0.0%
    Zhulian Corp. Bhd                      899,766      517,191       0.0%
                                                   ------------       ---
TOTAL MALAYSIA                                      711,781,918       4.1%
                                                   ------------       ---
MEXICO -- (4.3%)
    Alfa S.A.B. de C.V. Class A         14,666,473   29,778,427       0.2%
#   Alpek S.A.B. de C.V.                   888,349    1,205,542       0.0%
#*  Alsea S.A.B. de C.V.                 2,993,830    8,995,930       0.1%
    America Movil S.A.B. de C.V.
      Series L                          24,646,376   25,831,947       0.2%
    America Movil S.A.B. de C.V.
      Series L ADR                       3,134,148   65,472,351       0.4%
    Arca Continental S.A.B. de C.V.      2,115,217   12,975,040       0.1%
#*  Axtel S.A.B. de C.V.                 7,316,484    2,122,171       0.0%
#*  Banregio Grupo Financiero S.A.B.
      de C.V.                            1,452,569    8,331,774       0.1%
*   Bio Pappel S.A.B. de C.V.              205,639      312,841       0.0%
    Bolsa Mexicana de Valores S.A.B.
      de C.V.                            2,740,204    5,274,294       0.0%
*   Cemex S.A.B. de C.V.                 6,156,780    5,943,287       0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR   6,688,773   64,346,000       0.4%
*   Cia Minera Autlan S.A.B. de C.V.
      Series B                             533,561      459,067       0.0%
    Coca-Cola Femsa S.A.B. de C.V.
      Series L                              84,415      675,067       0.0%
#   Coca-Cola Femsa S.A.B. de C.V.
      Sponsored ADR                         99,701    7,966,110       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                           SHARES      VALUE++   OF NET ASSETS**
                                         ----------  ----------- ---------------
MEXICO -- (Continued)
#*  Consorcio ARA S.A.B. de C.V.
      Series *                            7,735,489  $ 3,262,196       0.0%
    Controladora Comercial Mexicana
      S.A.B. de C.V.                      3,808,451   12,277,799       0.1%
*   Corp. Actinver S.A.B. de C.V.            34,049       34,710       0.0%
#*  Corp. GEO S.A.B. de C.V. Series B     3,284,556       24,634       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de
      C.V.                                1,298,673    2,437,869       0.0%
#*  Corp. Interamericana de
      Entretenimiento S.A.B. de C.V.
      Class B                               222,600      201,678       0.0%
    Corp. Moctezuma S.A.B. de C.V.
      Series *                              392,200    1,227,063       0.0%
    Cydsa S.A.B. de C.V.                      6,129       10,587       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.     440,873       16,165       0.0%
*   Dine S.A.B. de C.V.                       7,300        4,147       0.0%
*   El Puerto de Liverpool S.A.B. de
      C.V.                                  661,063    7,287,119       0.0%
#*  Empresas ICA S.A.B. de C.V.           5,115,439    4,534,609       0.0%
#*  Empresas ICA S.A.B. de C.V.
      Sponsored ADR                         615,629    2,191,639       0.0%
*   Financiera Independencia S.A.B. de
      C.V.                                  246,788       80,429       0.0%
*   Fomento Economico Mexicano S.A.B.
      de C.V.                               354,800    3,210,360       0.0%
*   Fomento Economico Mexicano S.A.B.
      de C.V. Sponsored ADR                 613,039   55,473,899       0.3%
#*  Genomma Lab Internacional S.A.B. de
      C.V. Class B                        5,175,701    6,079,138       0.0%
#*  Gentera S.A.B. de C.V.                2,033,844    3,481,211       0.0%
    Gruma S.A.B. de C.V. Class B          1,674,497   20,172,112       0.1%
    Gruma S.A.B. de C.V. Sponsored ADR        6,300      303,912       0.0%
#*  Grupo Aeromexico S.A.B. de C.V.         378,761      669,041       0.0%
    Grupo Aeroportuario del Centro
      Norte S.A.B. de C.V.                1,006,734    5,026,452       0.0%
    Grupo Aeroportuario del Centro
      Norte S.A.B. de C.V. ADR                  100        3,994       0.0%
    Grupo Aeroportuario del Pacifico
      S.A.B. de C.V. ADR                    192,471   13,675,065       0.1%
    Grupo Aeroportuario del Pacifico
      S.A.B. de C.V. Class B              1,499,057   10,653,251       0.1%
*   Grupo Aeroportuario del Sureste
      S.A.B. de C.V. ADR                     64,020    9,255,371       0.1%
    Grupo Aeroportuario del Sureste
      S.A.B. de C.V. Class B                947,299   13,402,472       0.1%
*   Grupo Bimbo S.A.B. de C.V. Series A   6,550,460   17,560,971       0.1%
    Grupo Carso S.A.B. de C.V. Series A1  2,442,294   10,184,980       0.1%
    Grupo Cementos de Chihuahua S.A.B.
      de C.V.                               211,154      578,052       0.0%
#   Grupo Comercial Chedraui S.A. de
      C.V.                                1,701,262    5,105,338       0.0%
    Grupo Elektra S.A.B. de C.V.            152,666    3,938,548       0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A    2,890,103    2,185,191       0.0%
    Grupo Financiero Banorte S.A.B. de
      C.V.                                8,434,655   47,846,958       0.3%
    Grupo Financiero Inbursa S.A.B. de
      C.V.                                8,968,364   21,424,230       0.1%
    Grupo Financiero Interacciones S.A.
      de C.V.                                89,026      559,967       0.0%
    Grupo Financiero Santander Mexico
      S.A.B. de C.V. Class B              1,583,952    3,226,339       0.0%
    Grupo Financiero Santander Mexico
      S.A.B. de C.V. Class B ADR            669,690    6,810,747       0.0%
*   Grupo Gigante S.A.B. de C.V.
      Series *                               41,000      116,664       0.0%
*   Grupo Herdez S.A.B. de C.V. Series *    939,081    2,553,061       0.0%
    Grupo Industrial Maseca S.A.B. de
      C.V. Class B                           60,400       81,888       0.0%
    Grupo Industrial Saltillo S.A.B. de
      C.V.                                   72,099      145,401       0.0%
#   Grupo KUO S.A.B. de C.V. Series B       265,425      467,115       0.0%
    Grupo Mexico S.A.B. de C.V. Series B 16,225,901   50,141,440       0.3%
#*  Grupo Pochteca S.A.B. de C.V.           376,611      341,704       0.0%
#   Grupo Sanborns S.A.B. de C.V.            92,565      139,071       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B   1,220,826    3,287,206       0.0%
#*  Grupo Simec S.A.B. de C.V.
      Sponsored ADR                           7,806       62,292       0.0%
#*  Grupo Sports World S.A.B. de C.V.       157,001      173,763       0.0%
*   Grupo Televisa S.A.B. Series CPO      1,296,044    9,436,065       0.1%
*   Grupo Televisa S.A.B. Sponsored ADR   1,795,492   65,373,864       0.4%
#*  Impulsora del Desarrollo y El
      Empleo en America Latina S.A.B.
      de C.V.                             2,244,571    4,945,020       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
MEXICO -- (Continued)
#*  Industrias Bachoco S.A.B. de C.V.
      ADR                                   33,974 $  1,827,461       0.0%
*   Industrias Bachoco S.A.B. de C.V.
      Series B                             260,490    1,159,997       0.0%
#*  Industrias CH S.A.B. de C.V.
      Series B                           1,669,267    6,807,850       0.0%
#   Industrias Penoles S.A.B. de C.V.      449,639    7,620,007       0.1%
#   Infraestructura Energetica Nova
      S.A.B. de C.V.                     1,229,763    7,177,225       0.0%
    Kimberly-Clark de Mexico S.A.B. de
      C.V. Class A                       6,036,789   13,291,796       0.1%
#*  Maxcom Telecomunicaciones S.A.B.
      de C.V.                            1,304,709      152,225       0.0%
*   Megacable Holdings S.A.B. de C.V.      655,268    2,724,944       0.0%
#   Mexichem S.A.B. de C.V.              5,723,385   16,373,313       0.1%
#*  Minera Frisco S.A.B. de C.V.         1,537,894    1,273,058       0.0%
*   OHL Mexico S.A.B. de C.V.            3,361,029    6,791,285       0.0%
#   Organizacion Cultiba S.A.B. de C.V.    146,197      196,302       0.0%
#   Organizacion Soriana S.A.B. de
      C.V. Class B                       3,382,725    8,277,115       0.1%
#*  Promotora y Operadora de
      Infraestructura S.A.B. de C.V.     1,492,397   17,120,445       0.1%
*   Qualitas Controladora S.A.B. de
      C.V.                                 255,571      479,758       0.0%
*   Rassini S.A.B. de C.V.                   5,300       21,850       0.0%
#*  TV Azteca S.A.B. de C.V.             4,294,215    1,309,929       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de
      C.V.                               1,795,501          539       0.0%
#*  Vitro S.A.B. de C.V. Series A          199,142      434,447       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.   14,709,712   34,612,215       0.2%
                                                   ------------       ---
TOTAL MEXICO                                        799,024,406       4.6%
                                                   ------------       ---
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR              28,864      229,469       0.0%
    Cia de Minas Buenaventura SAA ADR      156,351    1,748,004       0.0%
    Credicorp, Ltd.                        137,184   20,927,419       0.1%
    Grana y Montero SAA Sponsored ADR      110,507      886,266       0.0%
                                                   ------------       ---
TOTAL PERU                                           23,791,158       0.1%
                                                   ------------       ---
PHILIPPINES -- (1.5%)
    A Soriano Corp.                        818,000      129,588       0.0%
    Aboitiz Equity Ventures, Inc.        4,755,500    6,040,002       0.0%
    Aboitiz Power Corp.                  5,342,200    5,143,194       0.0%
    Alliance Global Group, Inc.         24,746,794   14,063,689       0.1%
    Alsons Consolidated Resources, Inc.  2,381,000      110,034       0.0%
    Atlas Consolidated Mining &
      Development Corp.                  2,931,100      525,750       0.0%
    Ayala Corp.                            631,955   11,050,550       0.1%
    Ayala Land, Inc.                    19,113,620   16,535,946       0.1%
    Bank of the Philippine Islands       3,067,533    6,967,181       0.0%
    BDO Unibank, Inc.                    4,886,739   11,950,337       0.1%
    Belle Corp.                         20,628,700    1,930,137       0.0%
    Cebu Air, Inc.                       1,250,010    2,385,180       0.0%
    Cebu Holdings, Inc.                  2,065,000      240,989       0.0%
    Century Properties Group, Inc.       1,153,062       23,602       0.0%
    China Banking Corp.                    743,148      762,416       0.0%
    COL Financial Group, Inc.              133,700       45,033       0.0%
    Cosco Capital, Inc.                    454,400       83,647       0.0%
    D&L Industries, Inc.                 7,089,400    3,176,376       0.0%
    DMCI Holdings, Inc.                 20,913,200    7,037,430       0.1%
*   East West Banking Corp.                192,700       95,496       0.0%
    EEI Corp.                            2,414,300      533,875       0.0%
*   Empire East Land Holdings, Inc.     22,778,000      449,513       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
PHILIPPINES -- (Continued)
    Energy Development Corp.            69,504,000 $ 12,605,483       0.1%
    Filinvest Development Corp.             89,300        8,836       0.0%
    Filinvest Land, Inc.               106,824,687    4,549,220       0.0%
    First Gen Corp.                     10,213,400    6,428,941       0.0%
    First Philippine Holdings Corp.      2,043,670    4,255,713       0.0%
    Globe Telecom, Inc.                    137,025    6,699,284       0.0%
    Integrated Micro-Electronics, Inc.      92,500       13,127       0.0%
    International Container Terminal
      Services, Inc.                     3,395,012    8,373,990       0.1%
    JG Summit Holdings, Inc.             2,345,870    3,757,707       0.0%
    Jollibee Foods Corp.                 1,677,587    7,486,161       0.1%
    Leisure & Resorts World Corp.          942,920      198,851       0.0%
*   Lepanto Consolidated Mining Co.     30,246,517      162,505       0.0%
    Lopez Holdings Corp.                15,807,900    3,064,050       0.0%
    LT Group, Inc.                       4,890,000    1,632,541       0.0%
    Manila Electric Co.                    503,920    2,945,469       0.0%
    Manila Water Co., Inc.               5,899,200    3,278,576       0.0%
*   Megawide Construction Corp.          1,503,970      263,199       0.0%
    Megaworld Corp.                    104,816,600   12,426,485       0.1%
*   Metro Pacific Corp. Series A           225,000           --       0.0%
    Metro Pacific Investments Corp.     55,922,800    5,678,506       0.0%
    Metropolitan Bank & Trust Co.        3,862,745    8,052,283       0.1%
*   Pepsi-Cola Products Philippines,
      Inc.                               8,732,791      853,207       0.0%
    Petron Corp.                         1,003,400      221,629       0.0%
    Philex Mining Corp.                    770,250      120,373       0.0%
*   Philex Petroleum Corp.                  75,900        3,176       0.0%
    Philippine Long Distance
      Telephone Co.                        182,340   11,441,504       0.1%
    Philippine Long Distance
      Telephone Co. Sponsored ADR          160,731   10,357,506       0.1%
*   Philippine National Bank             1,796,013    3,120,050       0.0%
    Philippine Stock Exchange, Inc.
      (The)                                 84,552      599,454       0.0%
*   Philtown Properties, Inc.               16,675           --       0.0%
    Philweb Corp.                        2,165,440      715,571       0.0%
    Phoenix Petroleum Philippines,
      Inc.                                 986,570       87,642       0.0%
    Puregold Price Club, Inc.            3,067,000    2,729,801       0.0%
    RFM Corp.                            5,730,300      661,039       0.0%
    Rizal Commercial Banking Corp.       1,909,945    1,957,844       0.0%
    Robinsons Land Corp.                11,068,550    7,432,227       0.1%
    Robinsons Retail Holdings, Inc.        192,870      376,950       0.0%
    San Miguel Corp.                     2,053,660    3,155,758       0.0%
    San Miguel Pure Foods Co., Inc.          6,360       27,976       0.0%
    Security Bank Corp.                  1,700,508    6,407,615       0.0%
    Semirara Mining and Power Corp.      1,443,000    5,359,695       0.0%
    SM Investments Corp.                   760,977   15,373,749       0.1%
    SM Prime Holdings, Inc.             21,517,090    8,997,577       0.1%
*   Top Frontier Investment Holdings,
      Inc.                                 153,057      341,051       0.0%
    Trans-Asia Oil & Energy
      Development Corp.                 12,840,000      633,183       0.0%
*   Travellers International Hotel
      Group, Inc.                        1,693,600      256,409       0.0%
    Union Bank of the Philippines        1,395,352    2,065,746       0.0%
    Universal Robina Corp.               3,070,290   14,972,553       0.1%
    Vista Land & Lifescapes, Inc.       29,884,200    5,026,716       0.0%
                                                   ------------       ---
TOTAL PHILIPPINES                                   284,456,893       1.6%
                                                   ------------       ---

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
POLAND -- (1.8%)
    AB SA                                     2,455 $    29,293       0.0%
    ABC Data SA                              81,105      76,580       0.0%
    Action SA                                11,989     166,310       0.0%
*   Agora SA                                173,183     537,958       0.0%
*   Alchemia SA                              42,470      54,428       0.0%
*   Alior Bank SA                           121,742   2,970,784       0.0%
    Amica Wronki SA                           6,985     304,327       0.0%
*   AmRest Holdings SE                       41,010   1,494,585       0.0%
    Apator SA                                27,085     331,607       0.0%
    Asseco Poland SA                        519,500   8,751,846       0.1%
    ATM SA                                   24,831      69,179       0.0%
    Bank Handlowy w Warszawie SA            190,242   6,016,177       0.1%
    Bank Millennium SA                    2,826,235   5,739,627       0.1%
#   Bank Pekao SA                           433,434  22,529,348       0.1%
    Bank Zachodni WBK SA                     73,124   7,550,716       0.1%
*   Bioton SA                               261,614     413,867       0.0%
*   Boryszew SA                           1,489,968   2,492,237       0.0%
    Budimex SA                               58,732   2,869,992       0.0%
#   CCC SA                                   98,228   5,188,535       0.0%
#*  CD Projekt SA                           522,669   2,996,336       0.0%
    Ciech SA                                274,143   4,464,952       0.0%
*   Colian Holding SA                        52,481      51,819       0.0%
    ComArch SA                                7,881     293,253       0.0%
    Cyfrowy Polsat SA                       582,761   4,062,687       0.0%
    Dom Development SA                        9,946     142,253       0.0%
*   Echo Investment SA                       91,794     173,098       0.0%
#   Eko Export SA                            37,170     236,247       0.0%
    Elektrobudowa SA                          2,716      90,568       0.0%
    Emperia Holding SA                       50,393     893,519       0.0%
    Enea SA                                 699,490   3,164,264       0.0%
    Eurocash SA                             420,789   4,268,010       0.0%
    Fabryki Mebli Forte SA                   63,973   1,013,376       0.0%
    Famur SA                                111,442      89,236       0.0%
*   Farmacol SA                              36,912     578,802       0.0%
    Firma Oponiarska Debica SA               10,995     237,680       0.0%
*   Getin Holding SA                      1,760,657   1,049,468       0.0%
*   Getin Noble Bank SA                   3,967,082   1,969,608       0.0%
*   Global City Holdings NV                  33,245     366,039       0.0%
#   Grupa Azoty SA                          143,531   3,271,922       0.0%
    Grupa Azoty Zaklady Chemiczne Police
      SA                                     17,834     113,841       0.0%
    Grupa Kety SA                            30,457   2,675,137       0.0%
*   Grupa Lotos SA                          750,295   6,407,703       0.1%
*   Hawe SA                               1,003,528     629,058       0.0%
*   Impexmetal SA                           797,201     731,970       0.0%
#   ING Bank Slaski SA                      128,020   5,045,449       0.0%
#*  Integer.pl SA                             9,450     393,345       0.0%
    Inter Cars SA                             6,955     497,258       0.0%
#*  Jastrzebska Spolka Weglowa SA           155,924     621,224       0.0%
    Kernel Holding SA                       262,668   2,534,019       0.0%
    KGHM Polska Miedz SA                    944,999  33,134,026       0.2%
*   Kopex SA                                146,978     410,249       0.0%
*   KRUK SA                                  22,682     964,710       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
POLAND -- (Continued)
*   LC Corp. SA                            590,468 $    321,583       0.0%
    Lentex SA                               43,691      106,829       0.0%
#   LPP SA                                   2,910    6,180,866       0.1%
#   Lubelski Wegiel Bogdanka SA            231,354    5,641,629       0.0%
#   mBank SA                                73,641    9,524,187       0.1%
*   MCI Management SA                      140,923      509,084       0.0%
*   Midas SA                               811,304      135,020       0.0%
*   Mostostal Zabrze SA                    324,876      214,468       0.0%
    Netia SA                             1,618,884    2,648,800       0.0%
    Neuca SA                                13,728    1,101,826       0.0%
#   Orange Polska SA                     3,304,662    9,360,780       0.1%
    Orbis SA                                65,350      999,077       0.0%
    Pelion SA                               30,487      728,054       0.0%
*   Pfleiderer Grajewo SA                   60,652      495,536       0.0%
    PGE Polska Grupa Energetyczna SA     3,937,205   22,655,251       0.1%
*   Polnord SA                             144,214      429,826       0.0%
*   Polski Koncern Miesny Duda SA           26,313       47,716       0.0%
#   Polski Koncern Naftowy Orlen SA      1,746,506   33,168,890       0.2%
    Polskie Gornictwo Naftowe i
      Gazownictwo SA                     5,348,139    9,646,479       0.1%
#   Powszechna Kasa Oszczednosci Bank
      Polski SA                          3,572,183   35,723,393       0.2%
    Powszechny Zaklad Ubezpieczen SA       153,579   20,030,508       0.1%
*   PZ Cormay SA                             4,751        4,128       0.0%
*   Rafako SA                              371,320      726,110       0.0%
*   Stalexport Autostrady SA               312,145      276,422       0.0%
    Stalprodukt SA                           5,080      618,021       0.0%
*   Sygnity SA                              57,819      207,180       0.0%
#   Synthos SA                           2,670,990    3,498,237       0.0%
    Tauron Polska Energia SA             7,302,120    9,766,477       0.1%
#*  Trakcja SA                             307,693      845,185       0.0%
*   TVN SA                                 857,766    4,049,819       0.0%
*   Vistula Group SA                       347,177      210,174       0.0%
    Warsaw Stock Exchange                  136,460    1,861,886       0.0%
    Wawel SA                                   252       93,166       0.0%
#   Zespol Elektrowni Patnow Adamow
      Konin SA                              27,077      182,758       0.0%
                                                   ------------       ---
TOTAL POLAND                                        333,167,887       1.9%
                                                   ------------       ---
RUSSIA -- (1.4%)
    Etalon Group, Ltd. GDR                 538,300    1,429,979       0.0%
    Eurasia Drilling Co., Ltd. GDR         384,854    7,616,349       0.1%
    Gazprom OAO Sponsored ADR           11,233,266   65,815,121       0.4%
*   Globaltrans Investment P.L.C. GDR      193,097      955,830       0.0%
    Lukoil OAO Sponsored ADR               773,408   39,564,078       0.2%
    Magnitogorsk Iron & Steel Works
      OJSC GDR                             671,123    2,493,125       0.0%
*   Mail.ru Group, Ltd. GDR                 70,280    1,676,490       0.0%
*   Mechel Sponsored ADR                   491,339      687,875       0.0%
    MegaFon OAO GDR                         19,826      336,285       0.0%
    MMC Norilsk Nickel OJSC ADR            532,298   10,027,185       0.1%
    Novolipetsk Steel OJSC GDR             290,732    3,838,556       0.0%
    Novorossiysk Commercial Sea Port
      PJSC GDR                              36,167       72,305       0.0%
    O'Key Group SA GDR                      71,285      216,190       0.0%
    Phosagro OAO GDR                       119,572    1,457,569       0.0%
    PIK Group GDR                          664,097    2,391,271       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
RUSSIA -- (Continued)
    Rosneft OAO GDR                      2,636,416 $ 13,008,630       0.1%
    Rostelecom OJSC Sponsored ADR          139,327    1,307,510       0.0%
    RusHydro JSC ADR                     4,620,376    5,559,324       0.0%
    Sberbank of Russia Sponsored ADR     3,881,153   23,035,687       0.1%
    Severstal PAO GDR                      726,267    8,051,021       0.1%
    Tatneft OAO Sponsored ADR              857,195   29,403,608       0.2%
    TMK OAO GDR                             80,338      325,589       0.0%
    Uralkali PJSC GDR                      763,665   11,231,897       0.1%
    VimpelCom, Ltd.                      1,142,955    6,480,555       0.0%
    VTB Bank OJSC GDR(46630Q202)             9,793       24,326       0.0%
    VTB Bank OJSC GDR(B1W7FX909)         5,801,887   14,349,970       0.1%
*   X5 Retail Group NV GDR                 312,682    6,330,458       0.0%
                                                   ------------       ---
TOTAL RUSSIA                                        257,686,783       1.5%
                                                   ------------       ---
SOUTH AFRICA -- (7.9%)
*   Adcock Ingram Holdings, Ltd.           667,268    2,966,355       0.0%
    Adcorp Holdings, Ltd.                  223,002      584,194       0.0%
    Advtech, Ltd.                        1,283,152    1,065,109       0.0%
    Aeci, Ltd.                             806,696    8,791,435       0.1%
#*  African Bank Investments, Ltd.       4,779,215       46,702       0.0%
    African Oxygen, Ltd.                   496,309      579,515       0.0%
    African Rainbow Minerals, Ltd.         782,631    7,140,622       0.0%
    Allied Electronics Corp., Ltd.         118,970      135,018       0.0%
*   Anglo American Platinum, Ltd.          256,398    7,081,656       0.0%
*   AngloGold Ashanti, Ltd.                 78,271      888,879       0.0%
*   AngloGold Ashanti, Ltd. Sponsored
      ADR                                3,220,612   36,489,534       0.2%
#*  ArcelorMittal South Africa, Ltd.       898,027    1,498,332       0.0%
    Aspen Pharmacare Holdings, Ltd.        777,807   23,652,762       0.1%
#   Assore, Ltd.                           117,644    1,137,917       0.0%
#   Astral Foods, Ltd.                     289,865    4,400,001       0.0%
#*  Aveng, Ltd.                          2,762,025    2,479,122       0.0%
    AVI, Ltd.                            2,627,299   18,003,968       0.1%
    Barclays Africa Group, Ltd.          1,426,563   22,850,771       0.1%
    Barloworld, Ltd.                     1,698,536   13,550,051       0.1%
*   Basil Read Holdings, Ltd.               58,431       13,291       0.0%
*   Bell Equipment, Ltd.                     3,059        2,491       0.0%
    Bidvest Group, Ltd. (The)            1,828,182   49,551,158       0.3%
    Blue Label Telecoms, Ltd.            1,437,634      969,966       0.0%
*   Brait SE                               717,133    5,455,476       0.0%
    Business Connexion Group, Ltd.         425,980      224,499       0.0%
#   Capitec Bank Holdings, Ltd.            244,610   11,517,739       0.1%
#   Cashbuild, Ltd.                        147,549    3,462,987       0.0%
    Caxton and CTP Publishers and
      Printers, Ltd.                       433,083      680,435       0.0%
    City Lodge Hotels, Ltd.                216,906    2,787,569       0.0%
    Clicks Group, Ltd.                   1,735,596   13,301,024       0.1%
    Clover Industries, Ltd.                 62,640       97,776       0.0%
*   Consolidated Infrastructure Group,
      Ltd.                                  78,906      189,315       0.0%
    Coronation Fund Managers, Ltd.       1,350,907   10,321,621       0.1%
    DataTec, Ltd.                        1,225,009    6,362,277       0.0%
    Discovery, Ltd.                      1,939,022   21,518,353       0.1%
    Distell Group, Ltd.                    129,688    1,753,049       0.0%
    Distribution and Warehousing
      Network, Ltd.                        162,578       86,368       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    DRDGOLD, Ltd.                        2,032,518 $    381,125       0.0%
    DRDGOLD, Ltd. Sponsored ADR              4,569        8,041       0.0%
    EOH Holdings, Ltd.                     654,896    8,886,302       0.1%
*   Eqstra Holdings, Ltd.                  802,671      254,987       0.0%
*   Evraz Highveld Steel and Vanadium,
      Ltd.                                  35,483        4,921       0.0%
#   Exxaro Resources, Ltd.                 657,400    5,381,543       0.0%
    Famous Brands, Ltd.                    451,372    4,627,845       0.0%
    FirstRand, Ltd.                     10,939,290   52,258,001       0.3%
    Foschini Group, Ltd. (The)           1,556,266   23,042,810       0.1%
    Gold Fields, Ltd.                      779,276    3,597,851       0.0%
    Gold Fields, Ltd. Sponsored ADR      6,721,769   30,718,484       0.2%
    Grand Parade Investments, Ltd.         675,363      372,828       0.0%
    Grindrod, Ltd.                       3,151,859    4,311,172       0.0%
    Group Five, Ltd.                       622,566    1,433,798       0.0%
*   Harmony Gold Mining Co., Ltd.        1,211,454    2,331,800       0.0%
#*  Harmony Gold Mining Co., Ltd.
      Sponsored ADR                      2,973,285    5,768,173       0.0%
    Holdsport, Ltd.                         51,593      237,195       0.0%
*   Howden Africa Holdings, Ltd.             9,823       34,635       0.0%
    Hudaco Industries, Ltd.                187,359    1,958,021       0.0%
    Hulamin, Ltd.                          466,098      270,471       0.0%
    Iliad Africa, Ltd.                     329,671      226,108       0.0%
    Illovo Sugar, Ltd.                   1,228,354    2,219,638       0.0%
*   Impala Platinum Holdings, Ltd.       2,458,697   13,683,861       0.1%
    Imperial Holdings, Ltd.              1,305,366   21,860,086       0.1%
    Investec, Ltd.                       1,487,394   14,142,979       0.1%
    Invicta Holdings, Ltd.                  74,317      455,572       0.0%
*   JD Group, Ltd.                       1,002,537    2,823,297       0.0%
    JSE, Ltd.                              550,178    6,156,748       0.0%
    KAP Industrial Holdings, Ltd.          364,077      168,383       0.0%
#   Kumba Iron Ore, Ltd.                   236,213    3,186,006       0.0%
#   Lewis Group, Ltd.                    1,003,309    7,290,962       0.1%
    Liberty Holdings, Ltd.                 667,597    9,310,113       0.1%
    Life Healthcare Group Holdings,
      Ltd.                               5,209,606   17,892,139       0.1%
    Massmart Holdings, Ltd.                585,750    7,365,475       0.1%
    Mediclinic International, Ltd.       1,755,534   18,590,011       0.1%
    Merafe Resources, Ltd.               5,033,014      368,105       0.0%
    Metair Investments, Ltd.               874,974    2,694,722       0.0%
    Metrofile Holdings, Ltd.               113,854       42,254       0.0%
    MMI Holdings, Ltd.                   7,401,095   21,057,604       0.1%
    Mondi, Ltd.                            731,639   14,753,215       0.1%
    Mpact, Ltd.                            799,916    2,904,073       0.0%
    Mr Price Group, Ltd.                 1,200,308   25,626,705       0.2%
    MTN Group, Ltd.                      8,388,251  168,426,963       1.0%
    Murray & Roberts Holdings, Ltd.      2,532,257    2,801,338       0.0%
    Nampak, Ltd.                         3,847,187   13,778,118       0.1%
    Naspers, Ltd. Class N                  648,822  101,790,943       0.6%
#   Nedbank Group, Ltd.                  1,224,980   26,458,799       0.2%
    Netcare, Ltd.                        6,243,001   21,839,371       0.1%
*   Northam Platinum, Ltd.               1,821,280    7,486,364       0.1%
    Nu-World Holdings, Ltd.                 23,372       51,060       0.0%
    Oceana Group, Ltd.                     236,654    2,113,165       0.0%
    Omnia Holdings, Ltd.                   440,521    6,076,413       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
SOUTH AFRICA -- (Continued)
    Peregrine Holdings, Ltd.             974,727 $    2,282,629       0.0%
    Petmin, Ltd.                         187,477         20,801       0.0%
#   Pick n Pay Stores, Ltd.            1,600,642      7,663,767       0.1%
*   Pinnacle Holdings, Ltd.              910,865        864,253       0.0%
#   Pioneer Foods, Ltd.                  455,665      7,119,525       0.0%
#   PPC, Ltd.                          3,418,497      4,896,527       0.0%
    PSG Group, Ltd.                      583,744      9,584,413       0.1%
*   Quantum Foods Holdings, Ltd.         427,167        136,284       0.0%
    Raubex Group, Ltd.                   374,416        563,161       0.0%
    RCL Foods, Ltd.                      155,039        228,691       0.0%
    Reunert, Ltd.                        907,668      4,629,453       0.0%
*   Royal Bafokeng Platinum, Ltd.         97,707        424,902       0.0%
    Sanlam, Ltd.                       8,072,284     52,208,426       0.3%
    Santam, Ltd.                         125,325      2,451,949       0.0%
*   Sappi, Ltd.                        4,385,648     18,018,325       0.1%
*   Sappi, Ltd. Sponsored ADR            395,944      1,605,553       0.0%
    Sasol, Ltd.                        1,053,229     42,406,656       0.3%
    Sasol, Ltd. Sponsored ADR          1,015,273     40,864,738       0.2%
    Shoprite Holdings, Ltd.            1,722,692     24,648,158       0.1%
    Sibanye Gold, Ltd.                 2,468,937      5,859,531       0.0%
    Sibanye Gold, Ltd. Sponsored ADR     916,723      8,663,032       0.1%
    Spar Group, Ltd. (The)             1,051,280     16,838,464       0.1%
    Spur Corp., Ltd.                     445,199      1,381,308       0.0%
    Standard Bank Group, Ltd.          4,147,576     60,794,884       0.4%
*   Stefanutti Stocks Holdings, Ltd.     186,764         90,600       0.0%
    Steinhoff International Holdings,
      Ltd.                             9,474,613     60,119,039       0.4%
    Sun International, Ltd.              731,290      8,130,282       0.1%
*   Super Group, Ltd.                  2,614,297      7,923,464       0.1%
*   Telkom SA SOC, Ltd.                2,046,937     14,071,140       0.1%
*   Telkom SA SOC, Ltd. Sponsored ADR     24,334        664,318       0.0%
    Tiger Brands, Ltd.                   714,871     18,606,094       0.1%
    Times Media Group, Ltd.               74,593        137,651       0.0%
    Tongaat Hulett, Ltd.                 567,569      6,285,137       0.0%
    Trencor, Ltd.                        535,437      2,956,593       0.0%
    Truworths International, Ltd.      2,215,021     16,143,963       0.1%
    Tsogo Sun Holdings, Ltd.           1,791,229      4,158,043       0.0%
    Value Group, Ltd.                     95,008         30,716       0.0%
#   Vodacom Group, Ltd.                1,045,323     13,032,530       0.1%
*   Wesizwe Platinum, Ltd.                19,767          1,285       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.      398,152      3,730,537       0.0%
    Woolworths Holdings, Ltd.          4,095,563     30,809,897       0.2%
    Zeder Investments, Ltd.              976,922        727,972       0.0%
                                                 --------------       ---
TOTAL SOUTH AFRICA                                1,472,932,621       8.4%
                                                 --------------       ---
SOUTH KOREA -- (14.2%)
#*  3S Korea Co., Ltd.                    98,316        300,639       0.0%
#   Able C&C Co., Ltd.                    33,759        996,631       0.0%
#*  Actoz Soft Co., Ltd.                  24,345        692,116       0.0%
#   Advanced Nano Products Co., Ltd.       9,941        163,717       0.0%
#*  Advanced Process Systems Corp.        76,585        689,413       0.0%
    Aekyung Petrochemical Co., Ltd.        6,151        418,970       0.0%
#   AfreecaTV Co., Ltd.                   52,478      1,168,265       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Agabang&Company                         150,357 $ 1,821,771       0.0%
#   Ahnlab, Inc.                              9,053     416,442       0.0%
#*  AJ Rent A Car Co., Ltd.                  40,000     588,069       0.0%
#   AK Holdings, Inc.                        16,086   1,277,180       0.0%
#*  ALUKO Co., Ltd.                         147,934     799,096       0.0%
#*  Aminologics Co., Ltd.                   102,326     135,760       0.0%
    Amorepacific Corp.                        7,202  26,093,806       0.2%
    AMOREPACIFIC Group                       10,804  16,427,722       0.1%
#*  Amotech Co., Ltd.                        50,218     747,240       0.0%
#*  Anam Electronics Co., Ltd.              248,480     251,132       0.0%
#   Anapass, Inc.                            40,786     598,410       0.0%
#   Asia Cement Co., Ltd.                     5,064     573,142       0.0%
#   ASIA Holdings Co., Ltd.                  13,667   2,009,859       0.0%
    Asia Paper Manufacturing Co., Ltd.       32,922     965,296       0.0%
*   Asiana Airlines, Inc.                   547,792   3,932,301       0.0%
    AtlasBX Co., Ltd.                        36,936   1,387,542       0.0%
#*  AUK Corp.                               178,670     436,108       0.0%
    Autech Corp.                             47,374     306,732       0.0%
    Avaco Co., Ltd.                          40,816     167,151       0.0%
#   Baiksan Co., Ltd.                        58,010     280,774       0.0%
#*  Basic House Co., Ltd. (The)              50,395     994,399       0.0%
#*  BH Co., Ltd.                             93,670     713,873       0.0%
#*  BHI Co., Ltd.                            48,179     275,585       0.0%
#*  BI EMT Co., Ltd.                         53,654     115,332       0.0%
#   Binggrae Co., Ltd.                       19,901   1,593,276       0.0%
#   Bioland, Ltd.                            36,801     897,920       0.0%
#   Bluecom Co., Ltd.                        58,884     749,330       0.0%
    BNK Financial Group, Inc.               953,492  14,254,354       0.1%
    Bookook Securities Co., Ltd.              5,240      92,714       0.0%
#*  Boryung Medience Co., Ltd.               19,297     421,855       0.0%
    Boryung Pharmaceutical Co., Ltd.         21,804   1,002,327       0.0%
#*  Bosung Power Technology Co., Ltd.       115,748     377,790       0.0%
    Bukwang Pharmaceutical Co., Ltd.         64,053   1,471,449       0.0%
    BYC Co., Ltd.                               190      67,041       0.0%
#   Byucksan Corp.                          159,230     930,169       0.0%
#*  CammSys Corp.                           227,242     397,793       0.0%
#*  Capro Corp.                             204,259     810,199       0.0%
#*  Celltrion Pharm, Inc.                    68,218   1,185,658       0.0%
#*  Celltrion, Inc.                         148,629  11,833,178       0.1%
#*  Chabiotech Co., Ltd.                     78,076   1,193,913       0.0%
*   Chadiostech Co., Ltd.                    29,432     112,309       0.0%
#*  Charm Engineering Co., Ltd.              77,090      77,126       0.0%
#*  Cheil Worldwide, Inc.                   386,364   8,253,713       0.1%
#*  Chemtronics Co., Ltd.                    73,119     643,288       0.0%
#*  Chin Hung International, Inc.           113,574     240,678       0.0%
#*  China Great Star International, Ltd.    481,525   1,118,517       0.0%
#*  China Ocean Resources Co., Ltd.         489,106   1,701,833       0.0%
#*  Choa Pharmaceutical Co.                  69,616     305,870       0.0%
#   Chokwang Paint, Ltd.                     30,974     423,739       0.0%
#   Chong Kun Dang Holdings Corp.            14,747     991,358       0.0%
#   Chong Kun Dang Pharmaceutical Corp.      28,395   1,892,547       0.0%
#   Choong Ang Vaccine Laboratory            12,091     176,527       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Chosun Refractories Co., Ltd.             2,127 $   236,807       0.0%
#   CJ CGV Co., Ltd.                         58,780   4,349,127       0.0%
    CJ CheilJedang Corp.                     39,928  15,527,877       0.1%
    CJ Corp.                                 68,500  12,178,174       0.1%
*   CJ E&M Corp.                            122,823   6,712,424       0.1%
#   CJ Freshway Corp.                         6,226     287,386       0.0%
#*  CJ Korea Express Co., Ltd.               32,119   6,127,074       0.1%
    CJ O Shopping Co., Ltd.                  16,181   3,619,736       0.0%
#*  CJ Seafood Corp.                         80,851     218,595       0.0%
#   CKD Bio Corp.                            24,780     596,699       0.0%
#*  CNK International Co., Ltd.             104,244      62,904       0.0%
#*  CNPLOEN Co., Ltd.                       139,240     220,217       0.0%
#*  Com2uSCorp                               32,889   5,544,591       0.1%
#   Cosmax BTI, Inc.                         63,055   3,375,181       0.0%
#*  CosmoAM&T Co., Ltd.                      40,310     129,804       0.0%
#*  Cosmochemical Co., Ltd.                  56,863     285,040       0.0%
    Coway Co., Ltd.                         149,353  12,543,069       0.1%
#   Credu Corp.                               7,828     421,505       0.0%
#   Crown Confectionery Co., Ltd.             4,355   1,242,109       0.0%
#*  CTC BIO, Inc.                            32,935     565,710       0.0%
#*  CUROCOM Co., Ltd.                       171,694     220,097       0.0%
#   D.I Corp.                                90,026     603,851       0.0%
*   D.ID Corp.                               42,436      53,045       0.0%
#   Dae Dong Industrial Co., Ltd.            66,910     687,160       0.0%
    Dae Han Flour Mills Co., Ltd.             6,035   1,131,057       0.0%
#   Dae Hyun Co., Ltd.                      132,460     389,690       0.0%
    Dae Won Kang Up Co., Ltd.               106,380     646,905       0.0%
#*  Dae Young Packaging Co., Ltd.           484,053     497,047       0.0%
#*  Dae-Il Corp.                             79,637     421,452       0.0%
#*  Daea TI Co., Ltd.                       226,336     320,926       0.0%
#*  Daechang Co., Ltd.                      301,520     292,966       0.0%
    Daeduck Electronics Co.                 200,830   1,778,643       0.0%
#   Daeduck GDS Co., Ltd.                   122,917   1,399,418       0.0%
#   Daegu Department Store                   27,142     430,370       0.0%
#*  Daehan New Pharm Co., Ltd.               22,612     578,768       0.0%
#   Daehan Steel Co., Ltd.                   75,833     490,817       0.0%
#   Daehwa Pharmaceutical Co., Ltd.          37,069     604,105       0.0%
    Daekyo Co., Ltd.                         76,070     617,105       0.0%
#*  Daekyung Machinery & Engineering Co.,
      Ltd.                                  184,410     292,066       0.0%
#   Daelim Industrial Co., Ltd.             137,711  10,605,527       0.1%
    Daesang Corp.                           119,806   5,176,967       0.0%
#   Daesang Holdings Co., Ltd.               84,367   2,183,474       0.0%
#   Daesung Holdings Co., Ltd.               21,009     225,785       0.0%
*   Daesung Industrial Co., Ltd.              2,059      11,470       0.0%
#   Daewon Pharmaceutical Co., Ltd.          94,140   1,592,387       0.0%
#   Daewon San Up Co., Ltd.                  34,902     273,166       0.0%
#*  Daewoo Engineering & Construction Co.,
      Ltd.                                  450,241   2,980,861       0.0%
#   Daewoo International Corp.              132,397   3,862,395       0.0%
    Daewoo Securities Co., Ltd.             818,317  12,772,244       0.1%
#   Daewoo Shipbuilding & Marine
      Engineering Co., Ltd.                 447,629   7,524,385       0.1%
    Daewoong Co., Ltd.                        6,323     287,390       0.0%
#   Daewoong Pharmaceutical Co., Ltd.        20,111   1,210,308       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   Dahaam E-Tec Co., Ltd.                    1,420 $     4,471       0.0%
    Daishin Securities Co., Ltd.            269,785   3,541,102       0.0%
#*  Danal Co., Ltd.                          53,742     563,104       0.0%
#   Daou Data Corp.                          73,862   1,083,960       0.0%
#   Daou Technology, Inc.                   177,104   3,088,948       0.0%
#*  Dasan Networks, Inc.                     96,289     662,360       0.0%
#   Daum Kakao Corp.                         37,671   3,774,742       0.0%
#   Dawonsys Co., Ltd.                       30,006     814,375       0.0%
#   Dayou Automotive Seat Technology
      Co., Ltd.                             263,550     674,697       0.0%
#   DCM Corp.                                16,370     274,343       0.0%
#*  Deutsch Motors, Inc.                     31,888     174,374       0.0%
#   DGB Financial Group, Inc.             1,047,651  11,826,118       0.1%
    Digital Chosun Co., Ltd.                 20,134      96,510       0.0%
#   Digital Power Communications Co.,
      Ltd.                                   56,445     283,519       0.0%
#   Dong Ah Tire & Rubber Co., Ltd.          21,438     426,910       0.0%
    Dong-A Socio Holdings Co., Ltd.          14,564   2,083,953       0.0%
#   Dong-Ah Geological Engineering Co.,
      Ltd.                                   30,030     232,383       0.0%
    Dong-Il Corp.                             5,683     472,009       0.0%
#*  Dongaone Co., Ltd.                      119,520     313,975       0.0%
    Dongbang Transport Logistics Co.,
      Ltd.                                   78,710     279,880       0.0%
#*  Dongbu Corp.                             35,650      29,092       0.0%
#*  Dongbu HiTek Co., Ltd.                  159,392   1,219,610       0.0%
    Dongbu Insurance Co., Ltd.              237,197  12,054,721       0.1%
    Dongbu Securities Co., Ltd.             160,710     984,719       0.0%
#*  Dongbu Steel Co., Ltd.                   56,476     288,772       0.0%
    Dongil Industries Co., Ltd.               8,187     599,682       0.0%
#   Dongjin Semichem Co., Ltd.              137,301     671,780       0.0%
#*  Dongkook Industrial Co., Ltd.           137,901     352,870       0.0%
    DongKook Pharmaceutical Co., Ltd.        16,907     755,183       0.0%
    Dongkuk Industries Co., Ltd.             18,405      68,587       0.0%
#*  Dongkuk Steel Mill Co., Ltd.            399,690   2,373,774       0.0%
#   Dongkuk Structure & Construction
      Co., Ltd.                             173,437     586,356       0.0%
#   Dongsuh Co., Inc.                        31,424     974,362       0.0%
#   Dongsung Chemical Co., Ltd.               7,530     129,328       0.0%
    Dongsung Holdings Co., Ltd.             117,493     945,148       0.0%
#*  Dongsung Pharmaceutical Co., Ltd.        71,092     477,054       0.0%
*   Dongwha Enterprise Co., Ltd.              2,575      86,856       0.0%
    Dongwha Pharm Co., Ltd.                 132,694   1,029,232       0.0%
    Dongwon F&B Co., Ltd.                     7,804   2,568,312       0.0%
#   Dongwon Industries Co., Ltd.              5,655   1,647,331       0.0%
#   Dongwon Systems Corp.                    15,467     769,923       0.0%
    Dongyang E&P, Inc.                       40,039     477,153       0.0%
#   Doosan Corp.                             48,094   5,570,558       0.1%
#*  Doosan Engine Co., Ltd.                 189,162   1,226,370       0.0%
#   Doosan Engineering & Construction
      Co., Ltd.                              14,950     141,835       0.0%
    Doosan Heavy Industries &
      Construction Co., Ltd.                271,636   7,706,841       0.1%
#*  Doosan Infracore Co., Ltd.              591,275   6,534,694       0.1%
#*  Dragonfly GF Co., Ltd.                   32,366     375,407       0.0%
    DRB Holding Co., Ltd.                    57,591     843,619       0.0%
#*  Duk San Neolux Co., Ltd.                 24,173     498,343       0.0%
#*  Duksan Hi-Metal Co., Ltd.                34,998     341,553       0.0%
#   DuzonBIzon Co., Ltd.                    116,224   1,292,627       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    DY Corp.                                115,476 $   900,503       0.0%
#*  DY POWER Corp.                           61,824     743,185       0.0%
#   e Tec E&C, Ltd.                           2,654     415,581       0.0%
#   e-LITECOM Co., Ltd.                      50,299   1,086,482       0.0%
    E-Mart Co., Ltd.                         71,216  14,671,562       0.1%
#*  e-Starco Co., Ltd.                      273,152     674,373       0.0%
#   E1 Corp.                                 13,707     911,661       0.0%
#   Eagon Industries Co., Ltd.               32,830     704,201       0.0%
#   Easy Bio, Inc.                          227,362   1,163,656       0.0%
#*  Ecopro Co., Ltd.                         57,703     455,422       0.0%
#   EG Corp.                                 23,854     397,254       0.0%
#*  ELK Corp.                               112,051     404,535       0.0%
#*  EMKOREA Co., Ltd.                        48,875     265,317       0.0%
#   ENF Technology Co., Ltd.                 47,412     617,884       0.0%
#   Eo Technics Co., Ltd.                    37,384   3,849,485       0.0%
#   Estechpharma Co., Ltd.                   43,822     411,257       0.0%
#   Eugene Corp.                            316,611   2,139,735       0.0%
#*  Eugene Investment & Securities Co.,
      Ltd.                                  514,024   2,059,026       0.0%
#   Eugene Technology Co., Ltd.              86,605   1,299,862       0.0%
#*  Eusu Holdings Co., Ltd.                  68,774     696,084       0.0%
    EVERDIGM Corp.                           11,209      68,234       0.0%
    F&F Co., Ltd.                             4,553     100,644       0.0%
*   Farmsco                                   9,317     122,919       0.0%
#   Fila Korea, Ltd.                         39,090   3,826,396       0.0%
#*  Fine Technix Co., Ltd.                   41,490     153,184       0.0%
#*  Finetex EnE, Inc.                       100,221     281,922       0.0%
#   Firstec Co., Ltd.                       151,053     556,521       0.0%
#*  Flexcom, Inc.                            59,292     294,257       0.0%
#*  Foosung Co., Ltd.                       170,523     645,200       0.0%
    Fursys, Inc.                             10,916     342,048       0.0%
#*  Gamevil, Inc.                            12,824   1,411,474       0.0%
    Gaon Cable Co., Ltd.                     15,900     394,532       0.0%
#*  GemVax & Kael Co., Ltd.                   4,156      80,783       0.0%
#*  GeneOne Life Science, Inc.               14,088     108,264       0.0%
#*  Genexine Co., Ltd.                        2,719     178,311       0.0%
#*  Genic Co., Ltd.                          18,663     610,464       0.0%
    GIIR, Inc.                               16,730     160,027       0.0%
    Global & Yuasa Battery Co., Ltd.         28,059   1,440,107       0.0%
#   Global Display Co., Ltd.                 51,902     302,017       0.0%
#*  GNCO Co., Ltd.                          287,549     363,749       0.0%
*   Golfzon Co., Ltd.                        13,289   1,555,698       0.0%
#   Golfzon Yuwon Holdings Co., Ltd.         64,739     798,072       0.0%
    Grand Korea Leisure Co., Ltd.           122,320   4,377,535       0.0%
#   Green Cross Corp.                        18,105   2,983,017       0.0%
#   Green Cross Holdings Corp.              114,530   3,115,826       0.0%
*   Green Non-Life Insurance Co., Ltd.       14,915          --       0.0%
#*  GS Engineering & Construction Corp.     350,353  10,465,539       0.1%
    GS Global Corp.                          73,220     563,462       0.0%
#   GS Holdings Corp.                       256,119  11,947,493       0.1%
    GS Home Shopping, Inc.                    9,077   2,021,598       0.0%
#   GS retail Co., Ltd.                     105,542   3,816,621       0.0%
#   Gwangju Shinsegae Co., Ltd.               2,914     853,267       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Haesung Industrial Co., Ltd.              1,700 $    46,011       0.0%
#*  Halla Corp.                             123,625     737,035       0.0%
    Halla Holdings Corp.                     49,378   3,180,246       0.0%
    Halla Visteon Climate Control Corp.     125,612   4,712,654       0.0%
#   Han Kuk Carbon Co., Ltd.                168,975   1,045,787       0.0%
    Hana Financial Group, Inc.            1,140,149  33,561,271       0.2%
#   Hana Micron, Inc.                        87,151     854,858       0.0%
    Hana Tour Service, Inc.                  41,138   4,880,243       0.0%
#*  Hanall Biopharma Co., Ltd.               64,600     327,735       0.0%
#   Hancom, Inc.                             50,850     953,197       0.0%
    Handok, Inc.                              7,765     232,678       0.0%
#   Handsome Co., Ltd.                       81,558   2,691,446       0.0%
#   Hanil Cement Co., Ltd.                   20,990   2,944,242       0.0%
#*  Hanjin Heavy Industries &
      Construction Co., Ltd.                479,902   2,776,559       0.0%
#   Hanjin Heavy Industries &
      Construction Holdings Co., Ltd.        81,264     648,781       0.0%
#   Hanjin Kal Corp.                        334,364  10,238,149       0.1%
#*  Hanjin P&C Co., Ltd.                    106,545     195,930       0.0%
#*  Hanjin Shipping Co., Ltd.                18,453     129,816       0.0%
#   Hanjin Transportation Co., Ltd.          57,741   3,269,604       0.0%
    Hankook Shell Oil Co., Ltd.               3,889   1,784,043       0.0%
    Hankook Tire Co., Ltd.                  333,877  14,031,217       0.1%
    Hankuk Glass Industries, Inc.             3,770     126,181       0.0%
    Hankuk Paper Manufacturing Co., Ltd.     15,900     508,784       0.0%
#*  Hanmi Pharm Co., Ltd.                    26,867   9,394,577       0.1%
#*  Hanmi Science Co., Ltd.                  76,958   3,063,186       0.0%
#   Hanmi Semiconductor Co., Ltd.            48,770     686,165       0.0%
    Hansae Co., Ltd.                         81,159   3,110,708       0.0%
#   Hansae Yes24 Holdings Co., Ltd.          78,966   1,225,826       0.0%
#*  Hanshin Construction                      9,448     154,110       0.0%
#   Hansol Chemical Co., Ltd.                47,490   3,198,979       0.0%
*   Hansol Holdings Co., Ltd.               175,003   1,312,362       0.0%
#*  Hansol HomeDeco Co., Ltd.               427,135     671,282       0.0%
#   Hansol Logistics Co., Ltd.              176,540     623,916       0.0%
#*  Hansol Paper Co., Ltd.                  101,456   2,275,821       0.0%
#*  Hansol Technics Co., Ltd.                85,041   1,501,649       0.0%
    Hanssem Co., Ltd.                        31,794   5,866,965       0.1%
#   Hanwha Chemical Corp.                   606,327   9,668,007       0.1%
    Hanwha Corp.                            273,929  10,756,964       0.1%
#   Hanwha Galleria Timeworld Co., Ltd.       8,040     441,660       0.0%
#*  Hanwha General Insurance Co., Ltd.      196,275     897,961       0.0%
    Hanwha Investment & Securities Co.,
      Ltd.                                  374,809   2,205,141       0.0%
    Hanwha Life Insurance Co., Ltd.         805,240   5,952,932       0.1%
    Hanyang Eng Co., Ltd.                    59,789     530,615       0.0%
    Hanyang Securities Co., Ltd.             18,020     155,529       0.0%
#*  Harim Co., Ltd.                          86,386     427,904       0.0%
#*  Harim Holdings Co., Ltd.                207,027     980,758       0.0%
#   Heung-A Shipping Co., Ltd.              573,851   1,819,682       0.0%
*   Heungkuk Fire & Marine Insurance
      Co., Ltd.                              27,667     114,831       0.0%
#   High Tech Pharm Co., Ltd.                22,952     314,982       0.0%
#   Hite Jinro Co., Ltd.                    174,665   3,697,667       0.0%
    Hitejinro Holdings Co., Ltd.             52,217     675,237       0.0%
#   HMC Investment Securities Co., Ltd.     106,859   1,354,316       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Hotel Shilla Co., Ltd.                   94,889 $ 9,446,335       0.1%
*   HS Industries Co., Ltd.                  13,443      16,535       0.0%
    HS R&A Co., Ltd.                         21,455     638,441       0.0%
#   Huchems Fine Chemical Corp.              88,801   2,193,422       0.0%
    Humax Co., Ltd.                         105,806   1,829,875       0.0%
#   Huons Co., Ltd.                          28,769   1,804,561       0.0%
    Husteel Co., Ltd.                        20,262     382,107       0.0%
#   Huvis Corp.                              71,070     697,505       0.0%
#   Huvitz Co., Ltd.                         25,337     440,424       0.0%
#   Hwa Shin Co., Ltd.                      118,193     835,882       0.0%
    Hwacheon Machine Tool Co., Ltd.           4,514     309,922       0.0%
    HwaSung Industrial Co., Ltd.             25,464     458,895       0.0%
#   Hy-Lok Corp.                             41,496   1,315,710       0.0%
#   Hyosung Corp.                           140,088  15,494,893       0.1%
#   Hyundai BNG Steel Co., Ltd.              66,048   1,005,977       0.0%
#   Hyundai Corp.                            56,185   1,778,070       0.0%
#   Hyundai Department Store Co., Ltd.       64,089   8,699,662       0.1%
#   Hyundai Development Co.                 338,019  17,992,748       0.1%
#*  Hyundai Elevator Co., Ltd.               54,813   3,899,855       0.0%
#   Hyundai Engineering & Construction
      Co., Ltd.                             251,544  12,102,109       0.1%
#   Hyundai Engineering Plastics Co., Ltd.  107,521     988,674       0.0%
#   Hyundai Glovis Co., Ltd.                 31,702   6,954,033       0.1%
#   Hyundai Greenfood Co., Ltd.             215,940   3,807,550       0.0%
#*  Hyundai Heavy Industries Co., Ltd.      101,252  13,155,585       0.1%
    Hyundai Home Shopping Network Corp.      21,706   2,729,084       0.0%
    Hyundai Hy Communications & Networks
      Co., Ltd.                             171,293     847,824       0.0%
    Hyundai Hysco Co., Ltd.                  40,974   2,524,175       0.0%
#   Hyundai Livart Furniture Co., Ltd.       54,210   1,900,624       0.0%
    Hyundai Marine & Fire Insurance Co.,
      Ltd.                                  314,544   8,384,141       0.1%
#*  Hyundai Merchant Marine Co., Ltd.       135,464   1,203,877       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.          25,099   2,086,605       0.0%
    Hyundai Mobis Co., Ltd.                 153,167  33,678,039       0.2%
    Hyundai Motor Co.                       364,834  57,257,447       0.3%
    Hyundai Securities Co., Ltd.            832,608   8,621,319       0.1%
    Hyundai Steel Co.                       295,250  21,580,337       0.1%
#   Hyundai Wia Corp.                        82,317  11,664,222       0.1%
#*  Hyunjin Materials Co., Ltd.              70,175     221,824       0.0%
#   HyVision System, Inc.                    53,429     581,694       0.0%
#   ICD Co., Ltd.                            66,259     449,055       0.0%
#   Il Dong Pharmaceutical Co., Ltd.         47,700     853,610       0.0%
#   Iljin Display Co., Ltd.                  39,098     396,354       0.0%
#   Iljin Electric Co., Ltd.                102,328     666,876       0.0%
#   Iljin Holdings Co., Ltd.                 82,446     512,437       0.0%
#*  Iljin Materials Co., Ltd.                74,322     566,821       0.0%
#   Ilshin Spinning Co., Ltd.                 6,922   1,261,829       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.          3,008     363,742       0.0%
#*  IM Co., Ltd.                             67,915     275,044       0.0%
#   iMarketKorea, Inc.                       56,730   1,444,833       0.0%
#   iMBC Co., Ltd.                           28,170     130,560       0.0%
#   InBody Co., Ltd.                         33,151     984,793       0.0%
    Industrial Bank of Korea                742,530  10,202,294       0.1%
#*  Infinitt Healthcare Co., Ltd.             5,286      43,263       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Infopia Co., Ltd.                        36,965 $   509,406       0.0%
#*  Infraware, Inc.                          72,723     432,992       0.0%
#*  InkTec Co., Ltd.                         37,888     371,535       0.0%
#   Innochips Technology, Inc.               34,587     559,186       0.0%
*   InnoWireless, Inc.                       22,924     272,811       0.0%
#*  Innox Corp.                              73,906   1,073,499       0.0%
#*  Insun ENT Co., Ltd.                     171,874     786,505       0.0%
#   Intelligent Digital Integrated
      Securities Co., Ltd.                   24,187     380,175       0.0%
#*  Interflex Co., Ltd.                      66,746     896,744       0.0%
    Intergis Co., Ltd.                        6,800      54,108       0.0%
#   Interojo Co., Ltd.                       20,167     425,384       0.0%
#   Interpark Holdings Corp.                148,632   1,236,764       0.0%
#   INTOPS Co., Ltd.                         39,428     762,873       0.0%
    Inzi Controls Co., Ltd.                  44,490     247,365       0.0%
    INZI Display Co., Ltd.                  124,958     266,265       0.0%
#   Iones Co., Ltd.                           9,551     217,785       0.0%
#   IS Dongseo Co., Ltd.                     49,570   3,768,032       0.0%
#   ISU Chemical Co., Ltd.                   65,123     712,394       0.0%
#   IsuPetasys Co., Ltd.                    190,048   1,084,364       0.0%
#   Jahwa Electronics Co., Ltd.              84,724   1,016,741       0.0%
#   JB Financial Group Co., Ltd.            480,453   3,101,165       0.0%
*   Jcontentree Corp.                       159,824     525,410       0.0%
#   Jeil Pharmaceutical Co.                  32,320   1,015,943       0.0%
*   Jeil Savings Bank                         3,200          --       0.0%
#*  Jeju Semiconductor Corp.                 19,853      73,403       0.0%
#*  Jenax, Inc.                              34,294     247,559       0.0%
    Jinro Distillers Co., Ltd.               10,312     321,262       0.0%
    Jinsung T.E.C.                           44,792     276,095       0.0%
    JLS Co., Ltd.                             7,182      43,602       0.0%
#*  Joymax Co., Ltd.                         15,453     361,823       0.0%
#*  Jusung Engineering Co., Ltd.            134,948     762,227       0.0%
#*  JVM Co., Ltd.                            17,083     968,347       0.0%
#   JW Holdings Co., Ltd.                   182,125     985,317       0.0%
#   JW Pharmaceutical Corp.                  55,543   1,440,081       0.0%
    Kangwon Land, Inc.                      166,590   5,678,775       0.1%
#   KB Capital Co., Ltd.                     59,675   1,243,964       0.0%
    KB Financial Group, Inc.                527,260  20,106,694       0.1%
    KB Financial Group, Inc. ADR            460,499  17,558,827       0.1%
#*  KC Cottrell Co., Ltd.                    23,085     175,507       0.0%
#   KC Green Holdings Co., Ltd.              68,630     766,089       0.0%
#   KC Tech Co., Ltd.                       107,916     942,217       0.0%
#   KCC Corp.                                19,339   9,912,328       0.1%
*   KCO Energy, Inc.                             70          --       0.0%
#*  KCP Co., Ltd.                            72,320   2,208,127       0.0%
#*  KEC Corp.                               359,677     473,760       0.0%
#   KEPCO Engineering & Construction Co.,
      Inc.                                   31,914   1,238,096       0.0%
    KEPCO Plant Service & Engineering Co.,
      Ltd.                                   76,893   6,969,396       0.1%
#   Keyang Electric Machinery Co., Ltd.     140,200     555,377       0.0%
#   KG Chemical Corp.                        50,978     832,879       0.0%
    Kginicis Co., Ltd.                       88,225   1,918,550       0.0%
#   KGMobilians Co., Ltd.                    43,631     718,974       0.0%
#   KH Vatec Co., Ltd.                      103,475   2,096,702       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Kia Motors Corp.                        661,264 $30,472,221       0.2%
    KISCO Corp.                              20,266     669,841       0.0%
    KISCO Holdings Co., Ltd.                  2,565     130,805       0.0%
#   Kishin Corp.                             42,990     311,460       0.0%
    KISWIRE, Ltd.                            42,314   2,749,226       0.0%
#   KIWOOM Securities Co., Ltd.              55,729   3,950,871       0.0%
*   KMH Co., Ltd.                            52,492     571,684       0.0%
#*  KMW Co., Ltd.                            57,687     591,350       0.0%
#   Koentec Co., Ltd.                       307,302     871,838       0.0%
#   Koh Young Technology, Inc.               57,905   2,389,940       0.0%
#   Kolao Holdings                           70,184   1,309,911       0.0%
#   Kolon Corp.                              48,109   1,999,119       0.0%
*   Kolon Global Corp.                       37,038     596,476       0.0%
#   Kolon Industries, Inc.                  116,412   6,999,083       0.1%
#   Kolon Life Science, Inc.                 28,284   2,332,762       0.0%
#*  Komipharm International Co., Ltd.        27,643     634,271       0.0%
#   KONA I Co., Ltd.                         69,895   2,276,741       0.0%
#   Kook Soon Dang Brewery Co., Ltd.         75,718     538,473       0.0%
#   Korea Aerospace Industries, Ltd.        160,290   9,791,675       0.1%
    Korea Airport Service Co., Ltd.           1,131      46,922       0.0%
    Korea Alcohol Industrial Co., Ltd.        6,066      37,155       0.0%
#   Korea Cast Iron Pipe Industries Co.,
      Ltd.                                    3,750      56,485       0.0%
#   Korea Circuit Co., Ltd.                  62,768     683,457       0.0%
#   Korea District Heating Corp.             17,097   1,027,043       0.0%
    Korea Electric Power Corp.              247,906  10,779,926       0.1%
    Korea Electric Power Corp. Sponsored
      ADR                                   494,306  10,647,351       0.1%
    Korea Electric Terminal Co., Ltd.        31,550   2,151,592       0.0%
    Korea Electronic Power Industrial
      Development Co., Ltd.                  86,951     462,472       0.0%
#   Korea Export Packaging Industrial Co.,
      Ltd.                                   11,810     281,691       0.0%
    Korea Flange Co., Ltd.                   30,107     475,245       0.0%
    Korea Gas Corp.                         115,557   4,984,020       0.0%
#*  Korea Info & Comm                        77,904   1,031,811       0.0%
    Korea Investment Holdings Co., Ltd.     217,740  13,941,277       0.1%
#   Korea Kolmar Co., Ltd.                   37,476   2,532,318       0.0%
#   Korea Kolmar Holdings Co., Ltd.          33,914   1,670,749       0.0%
#*  Korea Line Corp.                         20,448     441,668       0.0%
#   Korea Petro Chemical Ind                 21,697   3,502,796       0.0%
#   Korea United Pharm, Inc.                 50,469     935,446       0.0%
    Korea Zinc Co., Ltd.                     23,914  10,650,191       0.1%
    Korean Reinsurance Co.                  611,602   6,781,311       0.1%
#   Kortek Corp.                             49,472     685,639       0.0%
    KPX Chemical Co., Ltd.                    6,559     373,685       0.0%
#*  KR Motors Co., Ltd.                     360,460     415,437       0.0%
#*  KSCB Co., Ltd.                           16,107     110,022       0.0%
*   KT Corp.                                152,625   4,511,587       0.0%
#*  KT Corp. Sponsored ADR                  309,798   4,513,757       0.0%
*   KT Hitel Co., Ltd.                       45,597     544,443       0.0%
    KT Skylife Co., Ltd.                    119,515   1,940,827       0.0%
    KT&G Corp.                              218,578  19,357,173       0.1%
#*  KTB Investment & Securities Co., Ltd.   320,853   1,095,931       0.0%
    Kukdo Chemical Co., Ltd.                 25,353   1,581,311       0.0%
#*  Kumho Electric Co., Ltd.                 19,644     365,116       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   Kumho Industrial Co., Ltd.                1,414 $    25,770       0.0%
#   Kumho Petrochemical Co., Ltd.            38,059   3,048,464       0.0%
*   Kumho Tire Co., Inc.                    510,785   4,643,408       0.0%
#   Kumkang Kind Co., Ltd.                   11,669     915,160       0.0%
    Kunsul Chemical Industrial Co., Ltd.     20,095     959,787       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.     204,270   3,143,889       0.0%
#*  Kwang Myung Electric Engineering
      Co., Ltd.                             213,320     512,787       0.0%
#*  Kwangju Bank                             95,372     710,783       0.0%
#*  Kyeryong Construction Industrial
      Co., Ltd.                              21,112     238,862       0.0%
    Kyobo Securities Co., Ltd.              120,521   1,363,101       0.0%
*   Kyongnam Bank                           145,748   1,376,442       0.0%
#   Kyung Dong Navien Co., Ltd.              28,390     757,926       0.0%
#   Kyung-In Synthetic Corp.                102,540     501,050       0.0%
    Kyungbang, Ltd.                           4,926   1,203,657       0.0%
#   Kyungchang Industrial Co., Ltd.          99,578     746,807       0.0%
    KyungDong City Gas Co., Ltd.             10,611   1,176,845       0.0%
#   Kyungdong Pharm Co., Ltd.                32,976     785,748       0.0%
#   L&F Co., Ltd.                            43,180     345,691       0.0%
#*  LB Semicon, Inc.                        171,662     270,823       0.0%
#   LEENO Industrial, Inc.                   49,318   2,111,075       0.0%
    LF Corp.                                113,664   3,737,397       0.0%
    LG Chem, Ltd.                           141,746  35,806,210       0.2%
    LG Corp.                                373,912  23,200,952       0.2%
    LG Display Co., Ltd.                    904,081  25,036,794       0.2%
    LG Display Co., Ltd. ADR                839,745  11,605,276       0.1%
    LG Electronics, Inc.                    540,885  30,415,505       0.2%
#   LG Hausys, Ltd.                          38,908   6,047,631       0.1%
    LG Household & Health Care, Ltd.         23,769  17,463,061       0.1%
    LG Innotek Co., Ltd.                     80,540   7,477,403       0.1%
#   LG International Corp.                  209,308   8,009,413       0.1%
#*  LG Life Sciences, Ltd.                   35,554   1,864,388       0.0%
    LG Uplus Corp.                        1,225,034  12,255,397       0.1%
    LIG Insurance Co., Ltd.                 265,426   6,141,862       0.1%
#*  LIG Invenia Co., Ltd.                    14,255      58,607       0.0%
#   LMS Co., Ltd.                            32,221     500,724       0.0%
#   Lock & Lock Co., Ltd.                   106,330   1,280,981       0.0%
    Lotte Chemical Corp.                     66,281  15,376,795       0.1%
#   Lotte Chilsung Beverage Co., Ltd.         3,758   8,313,760       0.1%
#   Lotte Confectionery Co., Ltd.             3,283   5,710,711       0.1%
#   Lotte Food Co., Ltd.                      3,536   2,505,244       0.0%
#   LOTTE Himart Co., Ltd.                   42,730   2,836,533       0.0%
#*  Lotte Non-Life Insurance Co., Ltd.      149,062     389,312       0.0%
    Lotte Shopping Co., Ltd.                 45,229  10,907,818       0.1%
    LS Corp.                                 84,984   4,272,352       0.0%
    LS Industrial Systems Co., Ltd.          68,431   3,771,108       0.0%
#   Lumens Co., Ltd.                        354,373   1,942,362       0.0%
#   Macquarie Korea Infrastructure Fund   1,417,579  10,467,016       0.1%
#*  Macrogen, Inc.                           18,455     642,650       0.0%
#   Maeil Dairy Industry Co., Ltd.           35,762   1,475,425       0.0%
    Mando Corp.                              37,212   5,161,329       0.0%
#   MDS Technology Co., Ltd.                  7,980     157,919       0.0%
#*  Medifron DBT Co., Ltd.                   81,261     385,458       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Medipost Co., Ltd.                       11,985 $   990,083       0.0%
    Medy-Tox, Inc.                           25,265   8,734,180       0.1%
#   MegaStudy Co., Ltd.                      24,221   1,527,369       0.0%
#*  Melfas, Inc.                            106,241     511,394       0.0%
#   Meritz Finance Group, Inc.              204,968   2,625,923       0.0%
#   Meritz Fire & Marine Insurance Co.,
      Ltd.                                  407,356   5,426,040       0.1%
    Meritz Securities Co., Ltd.           1,025,050   5,991,874       0.1%
    Mi Chang Oil Industrial Co., Ltd.         2,155     162,313       0.0%
#   Mirae Asset Securities Co., Ltd.        162,174   8,944,779       0.1%
#*  Mirae Corp.                           1,324,718     326,868       0.0%
#*  MiraeING                                 49,170      62,097       0.0%
    Miwon Chemicals Co., Ltd.                 1,200      45,576       0.0%
*   Miwon Commercial Co., Ltd.                  456      73,786       0.0%
    Miwon Specialty Chemical Co., Ltd.          988     283,007       0.0%
#   MK Electron Co., Ltd.                    82,406     548,439       0.0%
#*  MNTech Co., Ltd.                        108,612     644,866       0.0%
#   Modetour Network, Inc.                   35,269   1,199,741       0.0%
#*  Monalisa Co., Ltd.                       28,400     160,236       0.0%
    Moorim P&P Co., Ltd.                    183,971     855,874       0.0%
#*  Moorim Paper Co., Ltd.                  110,200     359,640       0.0%
    Motonic Corp.                            49,880     591,459       0.0%
#*  Muhak Co., Ltd.                          25,590     862,045       0.0%
#   Namhae Chemical Corp.                   119,110   1,089,599       0.0%
#*  Namsun Aluminum Co., Ltd.               177,360     208,463       0.0%
#   Namyang Dairy Products Co., Ltd.          1,115     765,730       0.0%
    NAVER Corp.                              60,144  36,367,770       0.2%
#   NCSoft Corp.                             56,933  10,845,245       0.1%
#*  Neowiz Games Corp.                       71,829   1,459,415       0.0%
#*  NEOWIZ HOLDINGS Corp.                    29,940     541,201       0.0%
#*  NEPES Corp.                             140,292   1,111,453       0.0%
    Nexen Corp.                              20,820   1,763,505       0.0%
#   Nexen Tire Corp.                        221,851   2,691,323       0.0%
#*  Nexolon Co., Ltd.                        31,972      25,649       0.0%
#*  Nexon GT Co., Ltd.                       83,827   1,286,518       0.0%
    NH Investment & Securities Co., Ltd.    860,511  11,913,385       0.1%
#*  NHN Entertainment Corp.                  22,927   1,348,050       0.0%
    NICE Holdings Co., Ltd.                  60,740   1,117,704       0.0%
    NICE Information Service Co., Ltd.      182,974   1,194,494       0.0%
#   NK Co., Ltd.                            107,504     421,451       0.0%
#   Nong Shim Holdings Co., Ltd.             10,674   1,098,085       0.0%
#   Nong Woo Bio Co., Ltd.                   14,772     317,794       0.0%
#   NongShim Co., Ltd.                       14,384   3,283,864       0.0%
    Noroo Holdings Co., Ltd.                  9,220     240,476       0.0%
#   NOROO Paint & Coatings Co., Ltd.         57,865     598,292       0.0%
    NPC                                      83,760     525,499       0.0%
#   OCI Co., Ltd.                            75,209   6,931,772       0.1%
#   OCI Materials Co., Ltd.                  32,495   3,069,063       0.0%
#*  OPTRON-TEC, Inc.                        110,759     603,652       0.0%
#*  Orientbio, Inc.                         265,298     176,207       0.0%
#   Orion Corp.                              10,453  12,208,707       0.1%
#*  OSANGJAIEL Co., Ltd.                     35,202     772,928       0.0%
*   Osstem Implant Co., Ltd.                 45,559   1,991,002       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Osung LST Co., Ltd.                      19,853 $     8,099       0.0%
#   Ottogi Corp.                              5,413   3,555,442       0.0%
#*  Paik Kwang Industrial Co., Ltd.          99,357     188,947       0.0%
#*  Pan Ocean Co., Ltd.                      28,865      83,513       0.0%
#   Pan-Pacific Co., Ltd.                   109,600     533,581       0.0%
    Pang Rim Co., Ltd.                        4,516     137,715       0.0%
#*  PaperCorea, Inc.                        663,304     683,620       0.0%
#   Paradise Co., Ltd.                      102,191   2,370,820       0.0%
#   Partron Co., Ltd.                       322,056   3,377,188       0.0%
#*  Pharmicell Co., Ltd.                    154,381     589,580       0.0%
    POSCO                                    31,634   7,451,818       0.1%
    POSCO ADR                               507,145  29,962,127       0.2%
#   POSCO Chemtech Co., Ltd.                 10,119   1,292,249       0.0%
*   POSCO Coated & Color Steel Co., Ltd.      3,334      55,912       0.0%
#   Posco ICT Co., Ltd.                     258,264   1,301,228       0.0%
#*  Posco M-Tech Co., Ltd.                   96,658     266,018       0.0%
#*  Posco Plantec Co., Ltd.                  39,661      93,441       0.0%
*   Power Logics Co., Ltd.                  148,057     539,191       0.0%
#   PSK, Inc.                                60,231     697,852       0.0%
#   Pulmuone Co., Ltd.                        6,402   1,168,769       0.0%
#   Pyeong Hwa Automotive Co., Ltd.          71,349   1,179,626       0.0%
#*  Redrover Co., Ltd.                       52,765     382,253       0.0%
#   Reyon Pharmaceutical Co., Ltd.           10,903     274,628       0.0%
#   RFsemi Technologies, Inc.                20,093     149,862       0.0%
#   RFTech Co., Ltd.                         45,250     306,228       0.0%
#   Romanson Co., Ltd.                       27,489     460,792       0.0%
#*  S&C Engine Group, Ltd.                  202,634     396,321       0.0%
#   S&T Corp.                                 8,318     170,717       0.0%
#   S&T Dynamics Co., Ltd.                  158,857   2,033,309       0.0%
    S&T Holdings Co., Ltd.                   29,516     784,376       0.0%
    S&T Motiv Co., Ltd.                      49,646   2,927,568       0.0%
#   S-1 Corp.                                45,985   3,427,949       0.0%
#   S-Energy Co., Ltd.                       46,917     369,271       0.0%
#*  S-MAC Co., Ltd.                          97,200     588,284       0.0%
#   S-Oil Corp.                             158,598  10,805,942       0.1%
#   Saeron Automotive Corp.                   3,180      31,382       0.0%
#*  Sajo Industries Co., Ltd.                14,513   1,492,326       0.0%
    Sam Young Electronics Co., Ltd.          52,430     741,460       0.0%
#   Sam Yung Trading Co., Ltd.               53,574   1,164,065       0.0%
*   Sambu Construction Co., Ltd.              1,421       9,735       0.0%
#   Samchully Co., Ltd.                      14,078   1,686,531       0.0%
#   Samho Development Co., Ltd.              53,704     170,004       0.0%
*   Samho International Co., Ltd.            10,008     249,294       0.0%
#   SAMHWA Paints Industrial Co., Ltd.       42,710     627,562       0.0%
#   Samick Musical Instruments Co., Ltd.    283,360   1,269,592       0.0%
    Samick THK Co., Ltd.                     52,803     438,062       0.0%
    Samjin Pharmaceutical Co., Ltd.          51,035   1,153,512       0.0%
#   Samkwang Glass                           15,805   1,280,510       0.0%
#   Samlip General Foods Co., Ltd.           12,050   2,908,804       0.0%
    Samsung C&T Corp.                       478,605  25,417,198       0.2%
#   Samsung Card Co., Ltd.                   43,208   1,653,362       0.0%
    Samsung Climate Control Co., Ltd.         4,190      47,035       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Samsung Electro-Mechanics Co., Ltd.    313,142 $ 19,651,475       0.1%
    Samsung Electronics Co., Ltd.          369,094  484,197,303       2.8%
#*  Samsung Engineering Co., Ltd.           67,263    2,422,716       0.0%
#   Samsung Fine Chemicals Co., Ltd.       126,144    5,104,665       0.0%
    Samsung Fire & Marine Insurance
      Co., Ltd.                            115,945   30,547,233       0.2%
#   Samsung Heavy Industries Co., Ltd.     601,450   10,130,618       0.1%
    Samsung Life Insurance Co., Ltd.       142,020   13,891,303       0.1%
    Samsung SDI Co., Ltd.                  242,672   27,017,054       0.2%
    Samsung Securities Co., Ltd.           306,341   18,614,642       0.1%
#*  Samsung Techwin Co., Ltd.              165,057    4,239,439       0.0%
#*  SAMT Co., Ltd.                          98,047      158,325       0.0%
#   Samwha Capacitor Co., Ltd.              11,760       51,042       0.0%
#   Samyang Foods Co., Ltd.                 20,187      479,527       0.0%
    Samyang Genex Co., Ltd.                  1,871      305,121       0.0%
    Samyang Holdings Corp.                  22,808    2,167,733       0.0%
#   Samyang Tongsang Co., Ltd.               6,139      636,516       0.0%
#*  Samyoung Chemical Co., Ltd.            158,910      291,904       0.0%
#*  Sangbo Corp.                            84,102      428,948       0.0%
#*  Sapphire Technology Co., Ltd.           28,245      460,513       0.0%
#   Satrec Initiative Co., Ltd.              9,732      224,987       0.0%
    Savezone I&C Corp.                      69,988      432,615       0.0%
    SBS Contents Hub Co., Ltd.              35,226      553,060       0.0%
#   SBS Media Holdings Co., Ltd.           264,240    1,307,211       0.0%
#*  SBW                                    311,730      498,522       0.0%
    Seah Besteel Corp.                      99,901    3,419,981       0.0%
    SeAH Holdings Corp.                      3,746      645,021       0.0%
    SeAH Steel Corp.                        21,457    1,628,507       0.0%
    Sebang Co., Ltd.                        61,306    1,240,295       0.0%
#*  Seegene, Inc.                           32,732    1,089,110       0.0%
    Sejong Industrial Co., Ltd.             71,164      890,580       0.0%
    Sempio Foods Co.                        11,951      425,396       0.0%
#*  Seobu T&D                               60,550    1,331,703       0.0%
#   Seohan Co., Ltd.                       228,446      532,858       0.0%
#*  Seohee Construction Co., Ltd.        1,041,586    1,404,128       0.0%
#*  Seoul Semiconductor Co., Ltd.          185,172    3,337,405       0.0%
*   Seowon Co., Ltd.                        55,740       80,881       0.0%
#   SEOWONINTECH Co., Ltd.                  66,219      836,298       0.0%
#   Seoyon Co., Ltd.                       107,216    1,289,288       0.0%
*   Seshin Co., Ltd.                         2,000           --       0.0%
#*  Sewon Cellontech Co., Ltd.             136,564      405,376       0.0%
    Sewon Precision Industry Co., Ltd.       2,555       72,818       0.0%
#   SEWOONMEDICAL Co., Ltd.                 98,123      611,027       0.0%
#   SFA Engineering Corp.                   36,376    1,740,509       0.0%
#*  SG Corp.                               970,242      647,053       0.0%
#   SH Energy & Chemical Co., Ltd.         428,820      839,323       0.0%
#   Shin Poong Pharmaceutical Co., Ltd.    166,622      811,609       0.0%
    Shinhan Financial Group Co., Ltd.      587,965   24,334,781       0.2%
#   Shinhan Financial Group Co., Ltd.
      ADR                                  383,922   16,109,367       0.1%
#*  Shinil Industrial Co., Ltd.            214,068      377,978       0.0%
    Shinsegae Co., Ltd.                     44,772    8,400,489       0.1%
    Shinsegae Information &
      Communication Co., Ltd.                4,620      462,711       0.0%
#   Shinsegae International Co., Ltd.       11,730    1,165,844       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Shinsung Solar Energy Co., Ltd.         294,793 $   392,037       0.0%
#*  Shinsung Tongsang Co., Ltd.             565,911   1,129,534       0.0%
*   Shinwha Intertek Corp.                   11,754      41,157       0.0%
#*  Shinwon Corp.                           153,359     347,277       0.0%
    Shinyoung Securities Co., Ltd.           11,600     666,721       0.0%
#*  Signetics Corp.                         278,865     459,911       0.0%
#   SIGONG TECH Co., Ltd.                    58,961     456,112       0.0%
    Silicon Works Co., Ltd.                  59,105   2,238,851       0.0%
#   Silla Co., Ltd.                          38,481     771,105       0.0%
#*  Simm Tech Co., Ltd.                     129,173   1,115,375       0.0%
    SIMPAC, Inc.                             90,264     635,587       0.0%
    Sindoh Co., Ltd.                          8,629     560,045       0.0%
    SJM Co., Ltd.                            42,434     307,027       0.0%
*   SK Broadband Co., Ltd.                  957,471   4,280,114       0.0%
    SK C&C Co., Ltd.                         43,567  10,310,921       0.1%
#   SK Chemicals Co., Ltd.                   82,415   5,352,682       0.0%
#*  SK Communications Co., Ltd.              88,183     591,005       0.0%
#   SK Gas, Ltd.                             25,704   2,301,436       0.0%
    SK Holdings Co., Ltd.                   159,436  27,453,029       0.2%
    SK Hynix, Inc.                        1,234,672  52,825,508       0.3%
*   SK Innovation Co., Ltd.                 246,820  27,015,658       0.2%
    SK Networks Co., Ltd.                   773,442   5,716,683       0.1%
#*  SK Securities Co., Ltd.               1,803,091   2,853,006       0.0%
    SK Telecom Co., Ltd.                      9,434   2,528,056       0.0%
    SK Telecom Co., Ltd. ADR                169,100   5,013,815       0.0%
    SKC Co., Ltd.                           128,808   5,070,180       0.0%
#   SL Corp.                                 81,729   1,426,453       0.0%
#*  SM Culture & Contents Co., Ltd.          37,934     102,325       0.0%
#*  SM Entertainment Co.                     81,560   2,384,606       0.0%
#*  Solborn, Inc.                            69,633     290,550       0.0%
*   Solco Biomedical Co., Ltd.              276,795     179,836       0.0%
#   Solid, Inc.                              76,880     514,287       0.0%
#   Songwon Industrial Co., Ltd.            102,884     883,085       0.0%
#*  Sonokong Co., Ltd.                       37,918     140,529       0.0%
    Soosan Heavy Industries Co., Ltd.        11,350      17,180       0.0%
#   Soulbrain Co., Ltd.                      52,218   2,013,458       0.0%
*   Ssangyong Cement Industrial Co., Ltd.   148,902   2,337,240       0.0%
*   Steel Flower Co., Ltd.                   29,919      85,858       0.0%
#*  STS Semiconductor &
      Telecommunications                    214,128     949,863       0.0%
#*  STX Corp.                                 4,359      21,515       0.0%
#*  STX Engine Co., Ltd.                     14,176      72,555       0.0%
#   Suheung Co., Ltd.                        31,130   1,185,015       0.0%
    Sun Kwang Co., Ltd.                       8,392     184,346       0.0%
    Sunchang Corp.                           34,046     348,523       0.0%
#   Sung Kwang Bend Co., Ltd.               132,332   1,932,697       0.0%
#*  Sungchang Enterprise Holdings, Ltd.      30,772     924,184       0.0%
#*  Sungshin Cement Co., Ltd.               128,443   1,426,247       0.0%
#   Sungwoo Hitech Co., Ltd.                227,448   2,388,992       0.0%
#   Sunjin Co., Ltd.                         25,747     717,206       0.0%
#*  Sunny Electronics Corp.                  59,310     126,973       0.0%
#*  Suprema, Inc.                            41,274     894,826       0.0%
#*  Synopex, Inc.                           294,929     485,708       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Tae Kyung Industrial Co., Ltd.           73,750 $   430,033       0.0%
    Taekwang Industrial Co., Ltd.             2,206   2,468,542       0.0%
#*  Taewoong Co., Ltd.                       64,419     985,267       0.0%
*   Taeyoung Engineering & Construction
      Co., Ltd.                             269,140   1,505,566       0.0%
#*  Taihan Electric Wire Co., Ltd.          426,755     358,283       0.0%
    Tailim Packaging Industrial Co., Ltd.   203,490     656,371       0.0%
    TCC Steel                                45,752     142,743       0.0%
#   TechWing, Inc.                           27,316     276,797       0.0%
#   TES Co., Ltd.                            20,552     326,995       0.0%
#*  Theragen Etex Co., Ltd.                  19,268     130,606       0.0%
#*  TK Chemical Corp.                       307,226     660,491       0.0%
#*  TK Corp.                                 51,588     518,641       0.0%
    Tokai Carbon Korea Co., Ltd.              1,861      31,879       0.0%
    Tong Yang Moolsan Co., Ltd.              20,210     150,050       0.0%
    Tongyang Life Insurance                 262,087   3,603,999       0.0%
*   Top Engineering Co., Ltd.                31,343     161,181       0.0%
#   Toptec Co., Ltd.                         34,472     550,215       0.0%
#   Tovis Co., Ltd.                          75,091   1,090,324       0.0%
#*  Trais Co., Ltd.                          52,841     151,175       0.0%
    TS Corp.                                 27,900     681,642       0.0%
#*  UBCare Co., Ltd.                         49,822     143,138       0.0%
#   Ubiquoss, Inc.                           67,761     744,228       0.0%
*   Ubivelox, Inc.                           14,683     160,385       0.0%
#   UI Display Co., Ltd.                     30,462     143,889       0.0%
#   Uju Electronics Co., Ltd.                41,344     605,844       0.0%
#   Unid Co., Ltd.                           23,543   1,417,264       0.0%
#   Uniquest Corp.                           45,800     225,046       0.0%
#*  Unison Co., Ltd.                        106,124     288,715       0.0%
#   Value Added Technologies Co., Ltd.       35,739     883,405       0.0%
#   Vieworks Co., Ltd.                       31,931     878,568       0.0%
#   Visang Education, Inc.                   29,286     299,995       0.0%
#*  Webzen, Inc.                             55,893   2,195,754       0.0%
#*  WeMade Entertainment Co., Ltd.           14,969     548,680       0.0%
#   Whanin Pharmaceutical Co., Ltd.          42,680     853,675       0.0%
#   WillBes & Co. (The)                     377,782     666,666       0.0%
#   WiSoL Co., Ltd.                          95,915   1,068,889       0.0%
#*  Wonik Cube Corp.                         46,904     181,499       0.0%
#*  Wonik IPS Co., Ltd.                     253,415   2,836,052       0.0%
*   Wonik Materials Co., Ltd.                 4,895     211,823       0.0%
#*  Woojeon & Handan Co., Ltd.               90,395     143,350       0.0%
*   Woongjin Co., Ltd.                       21,357      47,112       0.0%
#*  Woongjin Energy Co., Ltd.               261,630     370,017       0.0%
*   Woongjin Thinkbig Co., Ltd.             113,582   1,074,586       0.0%
#   Wooree ETI Co., Ltd.                    151,114     429,556       0.0%
    Woori Bank                            1,256,888  12,555,894       0.1%
#   Woori Bank Sponsored ADR                  1,525      45,247       0.0%
#*  Woori Investment Bank Co., Ltd.       2,206,024     930,175       0.0%
    WooSung Feed Co., Ltd.                   85,910     271,459       0.0%
#   Y G-1 Co., Ltd.                          69,710     717,478       0.0%
    YESCO Co., Ltd.                          12,670     432,550       0.0%
#   YG Entertainment, Inc.                   44,488   1,944,286       0.0%
    Yoosung Enterprise Co., Ltd.            145,168     748,602       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
#   Youlchon Chemical Co., Ltd.           56,010 $      636,564       0.0%
#   Young Heung Iron & Steel Co.,
      Ltd.                               189,290        361,887       0.0%
    Young Poong Corp.                      2,442      3,004,075       0.0%
#   Young Poong Precision Corp.           86,666        872,131       0.0%
#   Youngone Corp.                        81,769      5,004,957       0.0%
#   Youngone Holdings Co., Ltd.           26,133      2,511,744       0.0%
#*  Yuanta Securities Korea Co., Ltd.    193,093      1,270,330       0.0%
    Yuhan Corp.                           30,599      6,592,398       0.1%
    YuHwa Securities Co., Ltd.             4,830         70,178       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.     265,384        443,794       0.0%
                                                 --------------      ----
TOTAL SOUTH KOREA                                 2,648,529,613      15.1%
                                                 --------------      ----
SPAIN -- (0.0%)
    Banco Santander SA Sponsored ADR     946,442      7,117,244       0.0%
                                                 --------------      ----
TAIWAN -- (14.0%)
#   A-DATA Technology Co., Ltd.        1,279,465      2,024,063       0.0%
    Ability Enterprise Co., Ltd.       2,847,893      1,624,933       0.0%
#   AcBel Polytech, Inc.               1,933,468      1,898,910       0.0%
    Accton Technology Corp.            3,668,369      1,904,579       0.0%
#   Ace Pillar Co., Ltd.                 259,617        151,762       0.0%
#*  Acer, Inc.                        16,499,595     10,789,265       0.1%
#   ACES Electronic Co., Ltd.            603,000        617,840       0.0%
    ACHEM Technology Corp.             1,605,264        973,228       0.0%
#*  Acme Electronics Corp.               270,481        220,357       0.0%
#   Acter Co., Ltd.                      260,000        631,097       0.0%
*   Action Electronics Co., Ltd.         920,977        181,085       0.0%
#   Actron Technology Corp.              438,200      1,725,766       0.0%
#   Adlink Technology, Inc.              501,094      1,570,290       0.0%
#   Advanced Ceramic X Corp.             268,000      1,317,719       0.0%
*   Advanced Connectek, Inc.           1,426,000        515,208       0.0%
    Advanced International Multitech
      Co., Ltd.                          635,000        495,791       0.0%
#   Advanced Semiconductor
      Engineering, Inc.               15,890,750     22,535,064       0.2%
    Advanced Semiconductor
      Engineering, Inc. ADR              817,172      5,826,436       0.1%
#*  Advanced Wireless Semiconductor
      Co.                                663,000      1,385,604       0.0%
#   Advancetek Enterprise Co., Ltd.      836,896        692,612       0.0%
#   Advantech Co., Ltd.                  770,087      6,343,789       0.1%
#*  AGV Products Corp.                 3,541,407        944,653       0.0%
#   AimCore Technology Co., Ltd.         310,402        221,839       0.0%
#   Airtac International Group           424,490      3,470,003       0.0%
#   Alcor Micro Corp.                    463,000        376,313       0.0%
#   ALI Corp.                          2,176,000      1,649,945       0.0%
#   Allis Electric Co., Ltd.             329,000        107,295       0.0%
#   Alltek Technology Corp.              251,950        271,495       0.0%
    Alltop Technology Co., Ltd.          137,000        130,691       0.0%
    Alpha Networks, Inc.               2,575,000      1,928,794       0.0%
#   Altek Corp.                        2,019,159      2,213,276       0.0%
    Ambassador Hotel (The)             1,626,000      1,511,307       0.0%
    AMPOC Far-East Co., Ltd.             599,567        624,930       0.0%
#   AmTRAN Technology Co., Ltd.        5,263,944      3,013,541       0.0%
#   Anpec Electronics Corp.              615,448        661,625       0.0%
#   Apacer Technology, Inc.              807,918        809,434       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
    APCB, Inc.                              896,000 $   586,527       0.0%
#   Apex Biotechnology Corp.                674,625   1,200,301       0.0%
#   Apex International Co., Ltd.            544,808     815,061       0.0%
#   Apex Medical Corp.                      424,463     721,951       0.0%
#   Apex Science & Engineering              851,145     398,719       0.0%
#   Arcadyan Technology Corp.             1,015,753   1,413,069       0.0%
#   Ardentec Corp.                        3,114,557   2,915,515       0.0%
#*  Arima Communications Corp.            1,353,153     496,742       0.0%
#   Asia Cement Corp.                     7,784,655   9,843,699       0.1%
#*  Asia Optical Co., Inc.                1,782,000   2,202,864       0.0%
#   Asia Plastic Recycling Holding, Ltd.    987,277     947,504       0.0%
#   Asia Polymer Corp.                    2,125,200   1,568,427       0.0%
    Asia Vital Components Co., Ltd.       2,805,864   2,447,766       0.0%
#   ASROCK, Inc.                            208,000     504,263       0.0%
#*  Astro Corp.                              76,000      66,797       0.0%
#   Asustek Computer, Inc.                3,011,861  31,908,716       0.2%
#   Aten International Co., Ltd.            566,715   1,676,334       0.0%
#   AU Optronics Corp.                   40,604,497  20,377,225       0.1%
#   AU Optronics Corp. Sponsored ADR      1,487,852   7,469,017       0.1%
#   Audix Corp.                             557,375     732,512       0.0%
#   AURAS Technology Co., Ltd.              115,822      74,074       0.0%
#   Aurora Corp.                            407,226     730,545       0.0%
    AV Tech Corp.                           201,000     271,676       0.0%
#   Avermedia Technologies                1,223,037     493,773       0.0%
#*  Avision, Inc.                         1,034,263     297,549       0.0%
#   AVY Precision Technology, Inc.          266,000     650,676       0.0%
#   Awea Mechantronic Co., Ltd.             205,774     306,969       0.0%
    Bank of Kaohsiung Co., Ltd.           2,464,513     807,855       0.0%
#   Basso Industry Corp.                    621,427     965,947       0.0%
#   BenQ Materials Corp.                  1,148,000   1,079,600       0.0%
#   BES Engineering Corp.                 9,819,050   2,413,923       0.0%
*   Bin Chuan Enterprise Co., Ltd.           25,163         370       0.0%
#   Bionet Corp.                            260,000     352,313       0.0%
#   Biostar Microtech International
      Corp.                               1,058,712     325,751       0.0%
#   Bizlink Holding, Inc.                   507,502   2,171,901       0.0%
#   Boardtek Electronics Corp.              839,000   1,386,662       0.0%
    Bright Led Electronics Corp.            912,180     458,950       0.0%
#   C Sun Manufacturing, Ltd.               919,740     649,444       0.0%
#   Cameo Communications, Inc.            1,245,116     262,077       0.0%
#   Capital Securities Corp.             13,123,210   4,854,865       0.0%
#   Career Technology MFG. Co., Ltd.      2,233,000   2,217,680       0.0%
#   Carnival Industrial Corp.             1,889,000     543,605       0.0%
#   Carry Technology Co., Ltd.              342,000     243,983       0.0%
#   Catcher Technology Co., Ltd.          2,372,872  27,766,981       0.2%
    Cathay Chemical Works                    35,000      19,161       0.0%
#   Cathay Financial Holding Co., Ltd.   18,317,499  32,001,118       0.2%
#   Cathay Real Estate Development Co.,
      Ltd.                                5,056,000   3,171,658       0.0%
    Celxpert Energy Corp.                   108,000      73,762       0.0%
#*  Center Laboratories, Inc.                38,816     112,125       0.0%
#   Central Reinsurance Co., Ltd.           643,774     374,020       0.0%
    ChainQui Construction Development
      Co., Ltd.                             425,464     343,398       0.0%
#   Chaintech Technology Corp.              205,470     182,541       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Champion Building Materials Co.,
      Ltd.                                2,178,390 $   653,748       0.0%
    Chang Hwa Commercial Bank            21,290,968  13,008,947       0.1%
#   Chang Wah Electromaterials, Inc.        284,800     854,718       0.0%
#   Channel Well Technology Co., Ltd.     1,039,000     765,049       0.0%
#   Charoen Pokphand Enterprise           1,296,200   1,198,986       0.0%
#   Chaun-Choung Technology Corp.           547,000   1,634,804       0.0%
#   CHC Resources Corp.                     337,135     916,242       0.0%
#   Chen Full International Co., Ltd.       645,000     768,859       0.0%
#   Chenbro Micom Co., Ltd.                 449,000     723,078       0.0%
    Cheng Loong Corp.                     5,966,160   2,588,653       0.0%
#   Cheng Shin Rubber Industry Co., Ltd.  7,157,508  17,129,609       0.1%
    Cheng Uei Precision Industry Co.,
      Ltd.                                3,397,630   6,681,294       0.1%
#*  Chenming Mold Industry Corp.            311,708     210,062       0.0%
#   Chia Chang Co., Ltd.                    919,000     937,998       0.0%
#   Chia Hsin Cement Corp.                2,422,747   1,122,391       0.0%
    Chicony Electronics Co., Ltd.         2,464,774   7,087,403       0.1%
#   Chien Kuo Construction Co., Ltd.      1,874,706     737,291       0.0%
*   Chien Shing Stainless Steel Co.,
      Ltd.                                  350,000      50,734       0.0%
#   Chilisin Electronics Corp.              658,481   1,315,413       0.0%
#   Chime Ball Technology Co., Ltd.         174,000     439,019       0.0%
    Chimei Materials Technology Corp.     1,476,200   1,586,871       0.0%
    Chin-Poon Industrial Co., Ltd.        2,094,617   4,026,661       0.0%
*   China Airlines, Ltd.                 14,771,057   7,855,061       0.1%
    China Chemical & Pharmaceutical
      Co., Ltd.                           1,895,000   1,273,781       0.0%
    China Development Financial Holding
      Corp.                              58,748,157  24,476,284       0.2%
    China Ecotek Corp.                      160,000     401,071       0.0%
#*  China Electric Manufacturing Corp.    1,668,220     642,173       0.0%
#   China General Plastics Corp.          2,610,446   1,180,816       0.0%
    China Glaze Co., Ltd.                   751,162     356,524       0.0%
    China Life Insurance Co., Ltd.       12,306,464  13,027,055       0.1%
#*  China Man-Made Fiber Corp.            7,151,662   2,563,113       0.0%
    China Metal Products                  1,850,405   1,931,146       0.0%
#   China Motor Corp.                     3,476,716   2,948,657       0.0%
#*  China Petrochemical Development
      Corp.                              18,492,325   6,943,628       0.1%
#   China Steel Chemical Corp.              634,998   3,083,529       0.0%
#   China Steel Corp.                    29,962,440  25,167,171       0.2%
#   China Steel Structure Co., Ltd.         633,000     560,002       0.0%
#   China Synthetic Rubber Corp.          3,089,818   3,295,082       0.0%
*   China United Trust & Investment
      Corp.                                  50,053          --       0.0%
#*  China Wire & Cable Co., Ltd.            928,000     381,119       0.0%
#*  Chinese Gamer International Corp.       150,000     253,197       0.0%
#   Chinese Maritime Transport, Ltd.        709,460     751,575       0.0%
#   Chipbond Technology Corp.             3,124,000   6,750,940       0.1%
    Chlitina Holding, Ltd.                   23,000     141,221       0.0%
#   Chong Hong Construction Co., Ltd.     1,043,228   2,378,351       0.0%
#   Chroma ATE, Inc.                      1,333,705   3,212,278       0.0%
#   Chun YU Works & Co., Ltd.             1,435,000     763,986       0.0%
    Chun Yuan Steel                       2,384,177     906,359       0.0%
#   Chung Hsin Electric & Machinery
      Manufacturing Corp.                 2,684,500   1,926,499       0.0%
*   Chung Hung Steel Corp.                5,465,926   1,251,608       0.0%
#*  Chung Hwa Pulp Corp.                  3,388,530   1,218,337       0.0%
#   Chunghwa Chemical Synthesis &
      Biotech Co., Ltd.                     272,000     318,947       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
*   Chunghwa Picture Tubes, Ltd.         15,894,759 $   668,453       0.0%
    Chunghwa Telecom Co., Ltd.            3,608,000  11,644,056       0.1%
#   Chunghwa Telecom Co., Ltd. ADR          406,058  13,066,946       0.1%
#   Chyang Sheng Dyeing & Finishing
      Co., Ltd.                             667,000     444,199       0.0%
#   Cleanaway Co., Ltd.                     386,000   2,391,749       0.0%
#   Clevo Co.                             2,051,482   3,233,739       0.0%
*   CMC Magnetics Corp.                  18,171,210   2,256,379       0.0%
#*  CoAsia Microelectronics Corp.           920,400     716,153       0.0%
    Collins Co., Ltd.                       712,078     345,618       0.0%
    Compal Electronics, Inc.             24,607,560  22,403,296       0.1%
    Compeq Manufacturing Co., Ltd.        8,576,000   5,428,418       0.1%
#*  Concord Securities Corp.              2,888,000     784,493       0.0%
#   Continental Holdings Corp.            3,245,250   1,180,092       0.0%
    Coretronic Corp.                      3,918,250   5,320,158       0.1%
*   Cosmo Electronics Corp.                 118,245     126,833       0.0%
#   Coxon Precise Industrial Co., Ltd.      933,000   2,298,189       0.0%
#   Creative Sensor, Inc.                   389,000     327,783       0.0%
#*  Crystalwise Technology, Inc.            844,585     647,022       0.0%
#   CSBC Corp. Taiwan                     3,014,150   1,642,501       0.0%
    CTBC Financial Holding Co., Ltd.     43,779,169  34,076,531       0.2%
#   CTCI Corp.                            2,467,896   4,339,225       0.0%
#   Cub Elecparts, Inc.                     152,909   1,939,923       0.0%
    CviLux Corp.                            532,672     866,158       0.0%
#   Cyberlink Corp.                         475,504   1,403,123       0.0%
#   CyberPower Systems, Inc.                235,000     488,678       0.0%
#   CyberTAN Technology, Inc.             1,456,873   1,150,097       0.0%
#   D-Link Corp.                          4,805,722   2,488,247       0.0%
    DA CIN Construction Co., Ltd.         1,011,809     672,011       0.0%
#*  Da-Li Construction Co., Ltd.            605,439     848,190       0.0%
    Dafeng TV, Ltd.                         252,320     429,957       0.0%
#*  Danen Technology Corp.                2,803,000   1,048,256       0.0%
#   Darfon Electronics Corp.              1,741,700   1,073,490       0.0%
#*  Darwin Precisions Corp.               3,163,304   1,848,413       0.0%
#   Davicom Semiconductor, Inc.             170,392     157,032       0.0%
#*  De Licacy Industrial Co., Ltd.          200,000     153,903       0.0%
#*  Delpha Construction Co., Ltd.         1,371,754     849,686       0.0%
    Delta Electronics, Inc.               3,328,163  20,027,106       0.1%
#   Depo Auto Parts Ind Co., Ltd.           672,634   3,098,385       0.0%
#   DFI, Inc.                               353,571     517,425       0.0%
#   Dimerco Express Corp.                   522,000     364,562       0.0%
#   Dynacolor, Inc.                         267,000     522,884       0.0%
#*  Dynamic Electronics Co., Ltd.         1,760,583     716,022       0.0%
#   Dynapack International Technology
      Corp.                                 747,000   1,811,225       0.0%
#*  E Ink Holdings, Inc.                  6,618,000   2,997,852       0.0%
#   E-Lead Electronic Co., Ltd.             419,846     997,504       0.0%
    E-Life Mall Corp.                       335,000     690,441       0.0%
#*  E-Ton Solar Tech Co., Ltd.            2,310,168   1,207,824       0.0%
    E.Sun Financial Holding Co., Ltd.    26,449,590  18,110,879       0.1%
    Eastern Media International Corp.     2,899,270   1,004,424       0.0%
#   Eclat Textile Co., Ltd.                 772,534  10,342,931       0.1%
#   Edimax Technology Co., Ltd.           1,262,423     480,971       0.0%
#   Edison Opto Corp.                       862,000     828,567       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Edom Technology Co., Ltd.               541,660 $   500,048       0.0%
#   eGalax_eMPIA Technology, Inc.           432,165     973,130       0.0%
#   Elan Microelectronics Corp.           1,787,323   2,926,306       0.0%
#   Elite Advanced Laser Corp.              490,000   2,125,641       0.0%
    Elite Material Co., Ltd.              1,966,839   3,278,854       0.0%
#   Elite Semiconductor Memory
      Technology, Inc.                    1,364,390   1,913,487       0.0%
#   Elitegroup Computer Systems Co.,
      Ltd.                                2,682,028   2,680,155       0.0%
#   eMemory Technology, Inc.                344,000   3,884,432       0.0%
*   Emerging Display Technologies Corp.      50,000      12,467       0.0%
#   ENG Electric Co., Ltd.                  864,247     653,586       0.0%
    EnTie Commercial Bank Co., Ltd.       2,149,166   1,173,533       0.0%
#*  Entire Technology Co., Ltd.              83,000      58,206       0.0%
*   Episil Holdings, Inc.                   939,500     423,571       0.0%
#   Epistar Corp.                         5,246,261   8,194,840       0.1%
    Eson Precision Ind. Co., Ltd.            50,000      66,676       0.0%
#   Eternal Materials Co., Ltd.           3,689,677   4,210,387       0.0%
#*  Etron Technology, Inc.                2,366,000   1,372,063       0.0%
*   Eva Airways Corp.                     9,868,631   7,779,376       0.1%
#   Everest Textile Co., Ltd.             1,706,064     996,797       0.0%
    Evergreen International Storage &
      Transport Corp.                     3,791,000   2,213,748       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.   9,340,472   6,353,895       0.1%
#   Everlight Chemical Industrial Corp.   2,189,244   1,999,707       0.0%
#   Everlight Electronics Co., Ltd.       2,540,570   5,873,361       0.1%
#   Everspring Industry Co., Ltd.           440,000     465,100       0.0%
#   Excelsior Medical Co., Ltd.             579,049     973,263       0.0%
#   Far Eastern Department Stores, Ltd.   5,372,000   4,317,432       0.0%
#   Far Eastern International Bank       12,818,033   4,728,270       0.0%
    Far Eastern New Century Corp.        11,396,770  12,518,329       0.1%
    Far EasTone Telecommunications Co.,
      Ltd.                                6,187,000  14,751,367       0.1%
    Faraday Technology Corp.              1,454,822   1,999,448       0.0%
#*  Farglory F T Z Investment Holding
      Co., Ltd.                             614,000     367,523       0.0%
#   Farglory Land Development Co., Ltd.   2,405,105   2,871,533       0.0%
#   Federal Corp.                         2,913,925   1,719,333       0.0%
#   Feedback Technology Corp.               259,000     600,791       0.0%
    Feng Hsin Iron & Steel Co.            2,226,131   3,028,434       0.0%
#   Feng TAY Enterprise Co., Ltd.         1,401,329   8,647,186       0.1%
#   Fine Blanking & Tool Co., Ltd.           35,000      59,400       0.0%
#   Firich Enterprises Co., Ltd.             38,196     137,244       0.0%
    First Copper Technology Co., Ltd.     1,044,000     342,180       0.0%
#   First Financial Holding Co., Ltd.    32,514,056  20,440,995       0.1%
    First Hotel                             873,730     642,627       0.0%
    First Insurance Co, Ltd. (The)        1,616,640     807,457       0.0%
#*  First Steamship Co., Ltd.             2,380,838   1,325,735       0.0%
#   FLEXium Interconnect, Inc.            1,468,127   5,203,395       0.1%
#   Flytech Technology Co., Ltd.            524,200   2,175,154       0.0%
#   FocalTech Systems Co., Ltd.             601,000     613,380       0.0%
    Formosa Advanced Technologies Co.,
      Ltd.                                1,196,000     964,124       0.0%
#   Formosa Chemicals & Fibre Corp.       8,061,198  20,541,236       0.1%
#   Formosa International Hotels Corp.      181,998   1,943,078       0.0%
#*  Formosa Laboratories, Inc.              157,178     331,364       0.0%
#   Formosa Oilseed Processing Co., Ltd.    421,891     275,995       0.0%
#   Formosa Optical Technology Co., Ltd.    199,000     552,610       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Formosa Petrochemical Corp.           1,883,000 $ 4,854,488       0.0%
    Formosa Plastics Corp.                8,406,770  21,610,403       0.1%
    Formosa Taffeta Co., Ltd.             3,607,460   4,291,456       0.0%
#   Formosan Rubber Group, Inc.           3,186,000   3,417,898       0.0%
#   Formosan Union Chemical               1,444,401     632,115       0.0%
#   Fortune Electric Co., Ltd.              724,304     404,785       0.0%
    Founding Construction & Development
      Co., Ltd.                           1,166,067     802,872       0.0%
    Foxconn Technology Co., Ltd.          3,860,937  11,003,819       0.1%
#   Foxlink Image Technology Co., Ltd.      771,000     553,884       0.0%
#*  Froch Enterprise Co., Ltd.            1,142,000     518,793       0.0%
    FSP Technology, Inc.                  1,173,414     981,890       0.0%
    Fubon Financial Holding Co., Ltd.    16,386,387  35,239,827       0.2%
#   Fullerton Technology Co., Ltd.          621,670     543,692       0.0%
#   Fulltech Fiber Glass Corp.            2,540,540   1,132,386       0.0%
    Fwusow Industry Co., Ltd.               850,334     431,707       0.0%
#   G Shank Enterprise Co., Ltd.            854,510     777,298       0.0%
#*  G Tech Optoelectronics Corp.          1,448,000   1,265,021       0.0%
    Gallant Precision Machining Co.,
      Ltd.                                1,169,000     495,235       0.0%
#   Gamania Digital Entertainment Co.,
      Ltd.                                  555,000     730,906       0.0%
#*  GEM Terminal Industrial Co., Ltd.       313,938     127,919       0.0%
#   Gemtek Technology Corp.               2,367,574   1,750,558       0.0%
#   General Plastic Industrial Co., Ltd.    220,684     267,415       0.0%
#*  Genesis Photonics, Inc.               2,191,418   1,053,608       0.0%
#*  Genius Electronic Optical Co., Ltd.     638,810   1,820,301       0.0%
#*  Genmont Biotech, Inc.                   128,314     117,997       0.0%
#   GeoVision, Inc.                         316,476   1,103,096       0.0%
    Getac Technology Corp.                3,034,281   1,863,196       0.0%
#   Giant Manufacturing Co., Ltd.           855,363   7,377,610       0.1%
#*  Giantplus Technology Co., Ltd.        1,465,000     514,103       0.0%
#   Giga Solution Tech Co., Ltd.            807,044     585,678       0.0%
#   Gigabyte Technology Co., Ltd.         4,001,750   4,855,727       0.0%
#   Gigasolar Materials Corp.               117,820   2,031,832       0.0%
#*  Gigastorage Corp.                     2,221,728   1,939,388       0.0%
#   Ginko International Co., Ltd.           174,000   2,542,792       0.0%
#*  Gintech Energy Corp.                  3,005,784   1,919,432       0.0%
#*  Global Brands Manufacture, Ltd.       2,063,973     634,622       0.0%
    Global Lighting Technologies, Inc.      569,000     827,508       0.0%
#   Global Mixed Mode Technology, Inc.      444,000   1,264,436       0.0%
#   Global Unichip Corp.                    443,000   1,163,452       0.0%
*   Globalwafers Co., Ltd.                  159,837     495,333       0.0%
#   Globe Union Industrial Corp.          1,324,820     666,579       0.0%
#   Gloria Material Technology Corp.      3,516,851   2,621,271       0.0%
#   Glory Science Co., Ltd.                 301,866     417,384       0.0%
*   Glotech Industrial Corp.                 62,000      14,302       0.0%
#*  Gold Circuit Electronics, Ltd.        3,172,747   1,588,140       0.0%
#*  Goldsun Development & Construction
      Co., Ltd.                           8,543,672   2,913,760       0.0%
#   Good Will Instrument Co., Ltd.          203,486     135,325       0.0%
#   Gourmet Master Co., Ltd.                283,000   1,205,843       0.0%
    Grand Pacific Petrochemical           6,803,000   4,361,699       0.0%
#   Grape King Bio, Ltd.                    659,000   3,590,148       0.0%
    Great China Metal Industry              920,000   1,008,508       0.0%
    Great Taipei Gas Co., Ltd.            1,435,000   1,120,384       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Great Wall Enterprise Co., Ltd.      3,473,797 $  2,833,573       0.0%
    Greatek Electronics, Inc.              177,000      237,414       0.0%
#*  Green Energy Technology, Inc.        2,210,640    1,412,516       0.0%
    Green Seal Holding, Ltd.                74,000      351,952       0.0%
#*  GTM Holdings Corp.                     929,000      543,249       0.0%
#   Gudeng Precision Industrial Co.,
      Ltd.                                 136,300      200,437       0.0%
*   Hannstar Board Corp.                 2,094,875      914,016       0.0%
#   HannStar Display Corp.              21,071,323    4,255,059       0.0%
*   HannsTouch Solution, Inc.            6,218,262    1,264,855       0.0%
#   Harvatek Corp.                       1,126,316      645,627       0.0%
#   Hey Song Corp.                       1,717,500    2,160,886       0.0%
    Hi-Clearance, Inc.                     133,000      407,349       0.0%
    Highwealth Construction Corp.        2,947,023    7,687,575       0.1%
#   Hiroca Holdings, Ltd.                  378,221    1,396,503       0.0%
#*  HiTi Digital, Inc.                     855,975      389,612       0.0%
#   Hitron Technology, Inc.              1,846,300      956,610       0.0%
#   Hiwin Technologies Corp.               754,245    5,750,906       0.1%
*   Hiyes International Co., Ltd.            2,260        2,900       0.0%
#*  Ho Tung Chemical Corp.               5,642,172    1,630,734       0.0%
    Hocheng Corp.                        1,933,300      655,494       0.0%
*   Hold-Key Electric Wire & Cable
      Co., Ltd.                            266,901       76,830       0.0%
#   Holiday Entertainment Co., Ltd.        347,400      652,985       0.0%
#   Holtek Semiconductor, Inc.           1,073,000    1,962,862       0.0%
    Holy Stone Enterprise Co., Ltd.      1,396,822    1,990,859       0.0%
    Hon Hai Precision Industry Co.,
      Ltd.                              44,256,377  132,611,867       0.8%
#   Hong Ho Precision Textile Co., Ltd.    207,000      195,212       0.0%
    Hong TAI Electric Industrial         1,327,000      460,764       0.0%
#   Hong YI Fiber Industry Co.              55,680       54,808       0.0%
    Horizon Securities Co., Ltd.         3,249,000      986,394       0.0%
#   Hota Industrial Manufacturing Co.,
      Ltd.                                 908,449    2,287,356       0.0%
    Hotai Motor Co., Ltd.                  697,000   12,076,478       0.1%
#*  Howarm United Industries Co., Ltd.     115,310       89,235       0.0%
#   Hsin Kuang Steel Co., Ltd.           1,504,783      906,632       0.0%
#   Hsin Yung Chien Co., Ltd.              212,100      818,908       0.0%
#   Hsing TA Cement Co.                    361,000      163,735       0.0%
#*  HTC Corp.                            2,905,619   11,963,116       0.1%
#   Hu Lane Associate, Inc.                460,688    2,334,922       0.0%
#   HUA ENG Wire & Cable                 2,557,000      834,287       0.0%
    Hua Nan Financial Holdings Co.,
      Ltd.                              23,768,728   14,600,480       0.1%
#   Huaku Development Co., Ltd.          1,583,400    3,617,617       0.0%
#   Huang Hsiang Construction Corp.        721,735    1,042,449       0.0%
    Hung Ching Development &
      Construction Co., Ltd.               811,000      619,098       0.0%
    Hung Poo Real Estate Development
      Corp.                              1,793,554    1,596,365       0.0%
#   Hung Sheng Construction Co., Ltd.    3,427,900    2,458,397       0.0%
    Huxen Corp.                            239,072      362,772       0.0%
#   Hwa Fong Rubber Co., Ltd.            1,832,561    1,202,428       0.0%
#   Hwacom Systems, Inc.                   221,000      112,225       0.0%
#   I-Chiun Precision Industry Co.,
      Ltd.                               1,243,211      724,619       0.0%
#   I-Sheng Electric Wire & Cable Co.,
      Ltd.                                 633,000      948,900       0.0%
#   Ibase Technology, Inc.                 659,820    1,468,112       0.0%
#   Ichia Technologies, Inc.             2,342,255    1,987,301       0.0%
    Ideal Bike Corp.                       169,553       94,889       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
#   IEI Integration Corp.                    77,950 $   138,312       0.0%
#   ILI Technology Corp.                    452,081     911,127       0.0%
#   Infortrend Technology, Inc.           1,504,866     881,039       0.0%
#   Innolux Corp.                        53,557,151  27,626,748       0.2%
#*  Inotera Memories, Inc.                8,895,528  10,215,541       0.1%
#   Inpaq Technology Co., Ltd.              290,000     367,704       0.0%
#   Insyde Software Corp.                   118,000     151,791       0.0%
#   International Games System Co., Ltd.     50,000     206,194       0.0%
    Inventec Corp.                       11,539,276   8,143,283       0.1%
#   ITE Technology, Inc.                    902,646   1,141,849       0.0%
#   ITEQ Corp.                            1,476,611   1,226,033       0.0%
#*  J Touch Corp.                           909,000     496,575       0.0%
*   Janfusun Fancyworld Corp.             1,103,468     165,840       0.0%
#   Jentech Precision Industrial Co.,
      Ltd.                                  372,156     813,622       0.0%
#   Jess-Link Products Co., Ltd.            966,600   1,189,027       0.0%
    Jih Sun Financial Holdings Co., Ltd.  5,751,772   1,714,239       0.0%
#   Johnson Health Tech Co., Ltd.           390,296   1,010,198       0.0%
    K Laser Technology, Inc.                938,459     461,549       0.0%
    Kang Na Hsiung Enterprise Co., Ltd.     719,150     313,794       0.0%
*   Kao Hsing Chang Iron & Steel            354,250     126,700       0.0%
#   Kaori Heat Treatment Co., Ltd.          348,110     680,072       0.0%
#   Kaulin Manufacturing Co., Ltd.          852,684     615,658       0.0%
#   KD Holding Corp.                         97,000     556,779       0.0%
    KEE TAI Properties Co., Ltd.          2,694,101   1,766,320       0.0%
#   Kenda Rubber Industrial Co., Ltd.     2,590,922   5,065,135       0.1%
#   Kenmec Mechanical Engineering Co.,
      Ltd.                                1,369,000     623,094       0.0%
#   Kerry TJ Logistics Co., Ltd.          1,286,000   1,706,086       0.0%
#   Kindom Construction Corp.             3,239,000   2,922,861       0.0%
#   King Core Electronics, Inc.              77,835      62,622       0.0%
#   King Slide Works Co., Ltd.              218,450   3,435,759       0.0%
    King Yuan Electronics Co., Ltd.       8,467,032   7,696,688       0.1%
    King's Town Bank Co., Ltd.            5,116,653   5,244,203       0.1%
#*  King's Town Construction Co., Ltd.    1,005,579     894,637       0.0%
#   Kinik Co.                               681,000   1,446,774       0.0%
#   Kinko Optical Co., Ltd.                 982,772     670,846       0.0%
#*  Kinpo Electronics                     9,065,892   3,890,967       0.0%
#   Kinsus Interconnect Technology Corp.  1,581,476   4,823,695       0.0%
#   KMC Kuei Meng International, Inc.       169,000     785,991       0.0%
#   KS Terminals, Inc.                      629,290     886,935       0.0%
#   Kung Long Batteries Industrial Co.,
      Ltd.                                  321,000   1,447,767       0.0%
#   Kung Sing Engineering Corp.           2,028,000     767,561       0.0%
#   Kuo Toong International Co., Ltd.       857,000   1,449,731       0.0%
    Kuoyang Construction Co., Ltd.        2,745,586   1,317,492       0.0%
#   Kwong Fong Industries Corp.           1,409,000     830,776       0.0%
#   KYE Systems Corp.                     1,812,558     676,272       0.0%
#   L&K Engineering Co., Ltd.               686,000     516,846       0.0%
#   LAN FA Textile                        1,147,412     558,300       0.0%
    Largan Precision Co., Ltd.              220,234  22,068,767       0.1%
    Laser Tek Taiwan Co., Ltd.               22,144      19,091       0.0%
#   LCY Chemical Corp.                    2,911,495   1,904,567       0.0%
#   Leader Electronics, Inc.                872,886     363,536       0.0%
    Leadtrend Technology Corp.              166,926     215,647       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
*   Lealea Enterprise Co., Ltd.           4,793,965 $ 1,743,768       0.0%
    Ledlink Optics, Inc.                     18,000      32,508       0.0%
    Ledtech Electronics Corp.               573,095     287,945       0.0%
    LEE CHI Enterprises Co., Ltd.         1,301,000     635,867       0.0%
#   Lelon Electronics Corp.                 626,900     784,682       0.0%
#*  Leofoo Development Co.                1,628,614     642,250       0.0%
#*  LES Enphants Co., Ltd.                1,053,479     573,566       0.0%
#   Lextar Electronics Corp.              2,900,000   2,620,595       0.0%
#*  Li Peng Enterprise Co., Ltd.          4,071,677   1,505,053       0.0%
#   Lian HWA Food Corp.                     438,802     516,278       0.0%
    Lien Hwa Industrial Corp.             3,726,809   2,568,878       0.0%
#   Lingsen Precision Industries, Ltd.    2,574,490   1,173,188       0.0%
#   Lite-On Semiconductor Corp.           1,565,887   1,250,198       0.0%
#   Lite-On Technology Corp.              8,301,453  10,488,736       0.1%
#   Long Bon International Co., Ltd.      2,274,875   1,823,344       0.0%
#   Long Chen Paper Co., Ltd.             3,744,320   1,654,483       0.0%
#   Longwell Co.                            958,000     931,590       0.0%
#   Lotes Co., Ltd.                         381,920   1,576,120       0.0%
    Lucky Cement Corp.                    1,549,000     560,653       0.0%
#   Lumax International Corp., Ltd.         525,140   1,069,270       0.0%
#   Lung Yen Life Service Corp.             466,000   1,239,974       0.0%
#   Macroblock, Inc.                        210,000     432,174       0.0%
#*  Macronix International               27,683,994   6,708,939       0.1%
#*  MacroWell OMG Digital Entertainment
      Co., Ltd.                             130,000     306,276       0.0%
#   Mag Layers Scientific-Technics Co.,
      Ltd.                                  298,233     323,159       0.0%
#   Makalot Industrial Co., Ltd.            987,149   7,719,303       0.1%
#   Marketech International Corp.           898,000     834,690       0.0%
    Masterlink Securities Corp.           7,417,232   2,765,933       0.0%
#   Mayer Steel Pipe Corp.                  876,905     425,398       0.0%
#   Maywufa Co., Ltd.                       178,462      88,488       0.0%
#   MediaTek, Inc.                        2,107,823  27,094,356       0.2%
#*  Medigen Biotechnology Corp.              42,253     181,461       0.0%
    Mega Financial Holding Co., Ltd.     29,350,480  26,106,097       0.2%
    Meiloon Industrial Co.                  530,721     250,835       0.0%
#   Mercuries & Associates Holding, Ltd.  2,358,125   1,643,499       0.0%
#*  Mercuries Life Insurance Co., Ltd.    1,807,933   1,110,638       0.0%
    Merida Industry Co., Ltd.               778,588   5,833,595       0.1%
#   Merry Electronics Co., Ltd.           1,039,594   2,379,019       0.0%
#   Micro-Star International Co., Ltd.    5,270,465   6,290,174       0.1%
#*  Microbio Co., Ltd.                    1,704,358   1,464,766       0.0%
#*  Microelectronics Technology, Inc.     1,389,448     563,972       0.0%
    Microlife Corp.                         238,100     557,324       0.0%
    Mildef Crete, Inc.                       23,000      36,468       0.0%
#   MIN AIK Technology Co., Ltd.            624,562   2,333,679       0.0%
    Mirle Automation Corp.                  968,923     945,351       0.0%
#   Mitac Holdings Corp.                  2,995,568   2,443,353       0.0%
#   Mobiletron Electronics Co., Ltd.        326,000     562,988       0.0%
#*  Mosel Vitelic, Inc.                   2,329,758     385,493       0.0%
#   Motech Industries, Inc.               2,377,000   3,046,620       0.0%
#   MPI Corp.                               423,000   1,262,600       0.0%
#   Nak Sealing Technologies Corp.          344,549   1,257,761       0.0%
#   Namchow Chemical Industrial, Ltd.       991,000   2,198,162       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
    Nan Kang Rubber Tire Co., Ltd.        2,462,197 $ 2,529,510       0.0%
#   Nan Ren Lake Leisure Amusement Co.,
      Ltd.                                1,193,000     471,798       0.0%
    Nan Ya Plastics Corp.                11,697,584  28,750,297       0.2%
#*  Nan Ya Printed Circuit Board Corp.    1,925,211   3,427,444       0.0%
    Nantex Industry Co., Ltd.             1,473,442   1,051,895       0.0%
#   National Petroleum Co., Ltd.            736,000     903,931       0.0%
#   Neo Solar Power Corp.                 5,908,646   5,294,956       0.1%
#   Netronix, Inc.                          523,000     997,960       0.0%
    New Asia Construction & Development
      Corp.                                 873,423     239,624       0.0%
#   New Era Electronics Co., Ltd.           485,000     480,983       0.0%
#   Newmax Technology Co., Ltd.             622,916     587,891       0.0%
#   Nexcom International Co., Ltd.          375,267     556,740       0.0%
#   Nichidenbo Corp.                        716,665     665,156       0.0%
#   Nien Hsing Textile Co., Ltd.          1,726,093   1,615,571       0.0%
    Nishoku Technology, Inc.                121,000     181,252       0.0%
#   Novatek Microelectronics Corp.        2,147,000  11,221,582       0.1%
#   Nuvoton Technology Corp.                378,000     370,356       0.0%
*   O-TA Precision Industry Co., Ltd.       103,000      62,511       0.0%
#*  Ocean Plastics Co., Ltd.              1,000,000   1,249,058       0.0%
#   Oneness Biotech Co., Ltd.               111,722     171,377       0.0%
*   Optimax Technology Corp.                204,366      83,201       0.0%
#   OptoTech Corp.                        3,758,713   1,708,541       0.0%
#*  Orient Semiconductor Electronics,
      Ltd.                                3,597,000   1,894,321       0.0%
#   Oriental Union Chemical Corp.         3,437,819   3,077,222       0.0%
#*  P-Two Industries, Inc.                   82,000      33,702       0.0%
#   Pacific Construction Co.                807,276     378,827       0.0%
#   Pacific Hospital Supply Co., Ltd.       394,000     865,637       0.0%
#*  Pan Jit International, Inc.           2,333,860   1,045,936       0.0%
    Pan-International Industrial Corp.    2,655,854   1,616,575       0.0%
#   Parade Technologies, Ltd.               281,805   2,788,332       0.0%
#   Paragon Technologies Co., Ltd.          486,626     863,017       0.0%
#   PChome Online, Inc.                     399,109   6,751,079       0.1%
    Pegatron Corp.                        8,792,293  26,046,732       0.2%
#   Phihong Technology Co., Ltd.          1,728,048     898,002       0.0%
#   Phison Electronics Corp.                716,000   6,603,374       0.1%
#   Phoenix Tours International, Inc.       241,000     376,122       0.0%
#*  Phytohealth Corp.                       154,878     132,414       0.0%
#*  Pihsiang Machinery Manufacturing
      Co., Ltd.                             429,000     829,544       0.0%
#   Pixart Imaging, Inc.                    769,000   2,343,815       0.0%
*   Plotech Co., Ltd.                       216,000      85,183       0.0%
#   Polytronics Technology Corp.            275,408     635,564       0.0%
#   Portwell, Inc.                          634,000   1,127,485       0.0%
#   Posiflex Technology, Inc.               245,337   1,326,809       0.0%
    Pou Chen Corp.                       10,343,005  14,494,201       0.1%
#   Power Mate Technology Co., Ltd.         180,000     417,768       0.0%
#*  Power Quotient International Co.,
      Ltd.                                1,211,400     630,134       0.0%
*   Powercom Co., Ltd.                       96,080      12,497       0.0%
#*  Powertech Industrial Co., Ltd.          410,000     246,912       0.0%
    Powertech Technology, Inc.            4,309,580   7,956,444       0.1%
    Poya International Co., Ltd.            294,996   3,150,815       0.0%
#   President Chain Store Corp.           1,720,728  12,733,673       0.1%
    President Securities Corp.            4,870,213   2,912,352       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Prime Electronics Satellitics, Inc.     834,511 $   310,607       0.0%
#   Prince Housing & Development Corp.    6,710,140   2,898,156       0.0%
#*  Princeton Technology Corp.            1,205,000     457,404       0.0%
*   Prodisc Technology, Inc.                603,000          --       0.0%
#   Promate Electronic Co., Ltd.            890,000   1,129,265       0.0%
#   Promise Technology, Inc.              1,087,538   1,192,550       0.0%
*   Protop Technology Co., Ltd.             148,000          --       0.0%
#*  Qisda Corp.                          12,072,525   5,270,792       0.1%
#   Qualipoly Chemical Corp.                601,000     614,559       0.0%
#   Quanta Computer, Inc.                 6,228,436  15,626,624       0.1%
#   Quanta Storage, Inc.                  1,294,000   1,382,293       0.0%
*   Quintain Steel Co., Ltd.              2,100,059     387,234       0.0%
#   Radiant Opto-Electronics Corp.        2,207,692   7,259,715       0.1%
#   Radium Life Tech Co., Ltd.            4,779,570   2,488,383       0.0%
#   Ralec Electronic Corp.                  283,914     603,136       0.0%
#   Realtek Semiconductor Corp.           2,083,861   6,489,935       0.1%
#   Rechi Precision Co., Ltd.             1,731,292   1,875,289       0.0%
#   Rexon Industrial Corp., Ltd.             51,559      18,060       0.0%
#   Rich Development Co., Ltd.            4,335,769   1,865,526       0.0%
#   Richtek Technology Corp.                813,175   4,598,357       0.0%
#*  Ritek Corp.                          18,912,268   1,926,884       0.0%
#   Rotam Global Agrosciences, Ltd.         461,217     733,133       0.0%
#   Roundtop Machinery Industries Co.,
      Ltd.                                   50,000      39,128       0.0%
#   Ruentex Development Co., Ltd.         2,634,889   4,682,614       0.0%
#   Ruentex Engineering & Construction
      Co.                                   258,000     593,934       0.0%
#   Ruentex Industries, Ltd.              2,641,779   6,486,320       0.1%
#   Run Long Construction Co., Ltd.         610,352     731,428       0.0%
#   Sampo Corp.                           3,613,119   1,638,214       0.0%
    San Fang Chemical Industry Co., Ltd.    891,198   1,618,602       0.0%
#   San Shing Fastech Corp.                 414,475   1,053,394       0.0%
#*  Sanyang Motor Co., Ltd.               3,578,802   3,175,791       0.0%
#   SCI Pharmtech, Inc.                     250,312     552,185       0.0%
#   Scientech Corp.                         305,000     585,327       0.0%
#   ScinoPharm Taiwan, Ltd.                 642,470   1,075,790       0.0%
#   SDI Corp.                               761,000   1,017,922       0.0%
#   Sea Sonic Electronics Co., Ltd.         202,000     295,706       0.0%
#   Senao International Co., Ltd.           458,547     699,698       0.0%
#   Sercomm Corp.                         1,452,000   3,245,047       0.0%
#   Sesoda Corp.                          1,007,452   1,457,385       0.0%
    Shan-Loong Transportation Co., Ltd.     150,247     120,619       0.0%
    Sheng Yu Steel Co., Ltd.                699,000     500,921       0.0%
#   ShenMao Technology, Inc.                554,450     591,792       0.0%
    Shih Her Technologies, Inc.             323,000     533,594       0.0%
    Shih Wei Navigation Co., Ltd.         1,350,887     790,595       0.0%
#   Shihlin Electric & Engineering Corp.  1,533,787   2,072,754       0.0%
#*  Shihlin Paper Corp.                     432,000     554,388       0.0%
    Shin Hai Gas Corp.                        7,658      11,771       0.0%
#   Shin Kong Financial Holding Co.,
      Ltd.                               37,782,716  12,253,731       0.1%
    Shin Shin Natural Gas Co.                 9,480      11,371       0.0%
#   Shin Zu Shing Co., Ltd.               1,113,245   3,082,903       0.0%
#*  Shining Building Business Co., Ltd.   2,078,324   1,233,782       0.0%
    Shinkong Insurance Co., Ltd.          1,553,784   1,252,690       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Shinkong Synthetic Fibers Corp.       9,926,844 $ 3,606,445       0.0%
#   Shinkong Textile Co., Ltd.              867,169   1,140,161       0.0%
#   Shiny Chemical Industrial Co., Ltd.     324,717     492,443       0.0%
#   Shuttle, Inc.                         2,021,000     569,207       0.0%
    Sigurd Microelectronics Corp.         2,382,877   2,250,428       0.0%
#*  Silicon Integrated Systems Corp.      3,257,233     884,416       0.0%
#   Silicon Power Computer &
      Communications, Inc.                  303,000     249,852       0.0%
#   Siliconware Precision Industries
      Co., Ltd.                           9,249,492  15,195,110       0.1%
#   Siliconware Precision Industries
      Co., Ltd. Sponsored ADR               452,291   3,668,080       0.0%
#   Silitech Technology Corp.               932,117     712,072       0.0%
    Simplo Technology Co., Ltd.           1,433,800   7,096,290       0.1%
#   Sinbon Electronics Co., Ltd.          1,295,000   2,267,354       0.0%
    Sincere Navigation Corp.              2,168,370   1,726,001       0.0%
#   Singatron Enterprise Co., Ltd.          373,000     135,141       0.0%
    Sinkang Industries Co., Ltd.            177,866      65,136       0.0%
#   Sinmag Equipment Corp.                  234,442   1,406,496       0.0%
#*  Sino-American Electronic Co., Ltd.       58,000     178,164       0.0%
#   Sino-American Silicon Products, Inc.  3,885,000   5,715,203       0.1%
#   Sinon Corp.                           2,407,740   1,389,738       0.0%
#   SinoPac Financial Holdings Co., Ltd. 33,680,475  15,265,935       0.1%
#   Sinphar Pharmaceutical Co., Ltd.        681,526     856,193       0.0%
#   Sinyi Realty, Inc.                    1,382,460   1,595,707       0.0%
#   Sirtec International Co., Ltd.          801,000   1,722,669       0.0%
    Sitronix Technology Corp.               742,774   2,679,463       0.0%
#   Siward Crystal Technology Co., Ltd.   1,158,705     855,998       0.0%
#   Soft-World International Corp.          580,000   1,649,253       0.0%
#   Solar Applied Materials Technology
      Co.                                 2,239,084   1,959,364       0.0%
#*  Solartech Energy Corp.                2,483,062   1,648,141       0.0%
    Solomon Technology Corp.                238,537     156,714       0.0%
*   Solytech Enterprise Corp.             1,152,676     316,662       0.0%
#   Sonix Technology Co., Ltd.              798,000   1,202,466       0.0%
    Southeast Cement Co., Ltd.            1,110,000     634,462       0.0%
#   Spirox Corp.                            225,145     160,260       0.0%
#   Sporton International, Inc.             371,764   2,107,848       0.0%
#   St Shine Optical Co., Ltd.              303,000   5,341,401       0.1%
#   Standard Chemical & Pharmaceutical
      Co., Ltd.                             485,040     589,514       0.0%
#   Standard Foods Corp.                    907,310   2,248,822       0.0%
#   Stark Technology, Inc.                  726,400     711,890       0.0%
#   Sunonwealth Electric Machine
      Industry Co., Ltd.                    914,001     647,951       0.0%
#*  Sunplus Technology Co., Ltd.          2,039,153   1,003,497       0.0%
#   Sunrex Technology Corp.               1,927,351   1,188,901       0.0%
#   Sunspring Metal Corp.                   676,000   1,316,134       0.0%
*   Super Dragon Technology Co., Ltd.       262,330     168,119       0.0%
#   Supreme Electronics Co., Ltd.         2,059,502   1,124,002       0.0%
#   Swancor Ind Co., Ltd.                   312,061   2,528,769       0.0%
    Sweeten Construction Co., Ltd.          834,784     514,893       0.0%
#   Syncmold Enterprise Corp.               731,000   1,587,894       0.0%
#   Synmosa Biopharma Corp.                  71,495      92,981       0.0%
#   Synnex Technology International
      Corp.                               5,661,745   8,022,161       0.1%
#   Sysage Technology Co., Ltd.             462,985     488,406       0.0%
#   Systex Corp.                             87,293     168,208       0.0%
#   T-Mac Techvest PCB Co., Ltd.            568,000     307,935       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
TAIWAN -- (Continued)
#   TA Chen Stainless Pipe               4,469,805 $  3,014,007       0.0%
#*  Ta Chong Bank, Ltd.                 12,764,549    4,576,058       0.0%
#   Ta Chong Securities Co., Ltd.        1,269,000      528,154       0.0%
#   Ta Ya Electric Wire & Cable          3,031,520      639,928       0.0%
#   Ta Yih Industrial Co., Ltd.             87,000      252,948       0.0%
#   TA-I Technology Co., Ltd.            1,150,296      643,782       0.0%
    Tah Hsin Industrial Corp.              456,300      420,500       0.0%
    TAI Roun Products Co., Ltd.            263,000       93,556       0.0%
#   Tai Tung Communication Co., Ltd.       368,353      394,659       0.0%
#   Taichung Commercial Bank Co., Ltd.  13,258,538    4,736,965       0.0%
#   TaiDoc Technology Corp.                258,000      780,121       0.0%
#   Taiflex Scientific Co., Ltd.           985,000    1,469,395       0.0%
#   Taimide Tech, Inc.                     402,000      598,048       0.0%
#   Tainan Enterprises Co., Ltd.           803,289      866,693       0.0%
#   Tainan Spinning Co., Ltd.            6,990,061    4,055,207       0.0%
    Taishin Financial Holding Co., Ltd. 43,179,248   19,766,623       0.1%
#*  Taisun Enterprise Co., Ltd.          1,907,578      799,083       0.0%
#*  Taita Chemical Co., Ltd.             1,184,609      356,905       0.0%
#   Taiwan Acceptance Corp.                722,000    1,942,561       0.0%
*   Taiwan Business Bank                18,514,457    6,096,036       0.1%
    Taiwan Cement Corp.                 15,834,350   22,487,385       0.2%
#   Taiwan Chinsan Electronic
      Industrial Co., Ltd.                 488,000      759,933       0.0%
#   Taiwan Cogeneration Corp.            2,194,657    2,168,571       0.0%
    Taiwan Cooperative Financial
      Holding Co., Ltd.                 28,320,977   15,280,099       0.1%
#   Taiwan FamilyMart Co., Ltd.            161,000    1,253,580       0.0%
#   Taiwan Fertilizer Co., Ltd.          3,492,000    6,422,443       0.1%
    Taiwan Fire & Marine Insurance
      Co., Ltd.                          1,027,880      810,128       0.0%
*   Taiwan Flourescent Lamp Co., Ltd.      119,000           --       0.0%
    Taiwan FU Hsing Industrial Co.,
      Ltd.                                 814,000    1,037,642       0.0%
#   Taiwan Glass Industry Corp.          4,131,895    2,961,588       0.0%
#   Taiwan Hon Chuan Enterprise Co.,
      Ltd.                               1,909,545    3,553,407       0.0%
#   Taiwan Hopax Chemicals
      Manufacturing Co., Ltd.            1,114,000      697,758       0.0%
*   Taiwan Kolin Co., Ltd.                 508,000           --       0.0%
#   Taiwan Land Development Corp.        5,588,766    2,907,252       0.0%
#*  Taiwan Life Insurance Co., Ltd.      2,970,695    2,793,741       0.0%
#   Taiwan Line Tek Electronic             495,066      367,264       0.0%
#   Taiwan Mask Corp.                    1,011,050      331,183       0.0%
    Taiwan Mobile Co., Ltd.              3,661,900   12,901,049       0.1%
    Taiwan Navigation Co., Ltd.          1,157,720      768,234       0.0%
    Taiwan Paiho, Ltd.                   1,762,152    4,784,620       0.0%
#   Taiwan PCB Techvest Co., Ltd.        1,926,816    3,131,280       0.0%
#*  Taiwan Prosperity Chemical Corp.     1,076,000      877,063       0.0%
*   Taiwan Pulp & Paper Corp.            2,272,260      849,420       0.0%
    Taiwan Sakura Corp.                  1,437,304    1,113,963       0.0%
#   Taiwan Sanyo Electric Co., Ltd.        424,650      424,483       0.0%
#   Taiwan Secom Co., Ltd.                 979,405    2,947,094       0.0%
#   Taiwan Semiconductor Co., Ltd.       1,804,000    1,898,958       0.0%
    Taiwan Semiconductor Manufacturing
      Co., Ltd.                         41,147,652  198,095,972       1.2%
#   Taiwan Semiconductor Manufacturing
      Co., Ltd. Sponsored ADR            4,191,117  102,430,899       0.6%
    Taiwan Sogo Shin Kong SEC            1,137,561    1,534,175       0.0%
#   Taiwan Styrene Monomer               4,009,404    1,943,905       0.0%
#   Taiwan Surface Mounting Technology
      Co., Ltd.                          1,892,928    2,504,692       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Taiwan TEA Corp.                      4,786,896 $ 2,722,877       0.0%
#   Taiwan Union Technology Corp.         1,830,000   1,628,502       0.0%
#   Taiyen Biotech Co., Ltd.              1,078,910     934,373       0.0%
#*  Tatung Co., Ltd.                     14,965,588   3,968,307       0.0%
    Te Chang Construction Co., Ltd.         486,003     441,241       0.0%
    Teco Electric and Machinery Co.,
      Ltd.                                9,019,000   8,756,642       0.1%
*   Tecom Co., Ltd.                           8,000         522       0.0%
#*  Tekcore Co., Ltd.                       359,000      97,267       0.0%
#   Ten Ren Tea Co., Ltd.                   180,170     276,419       0.0%
    Test Research, Inc.                   1,070,370   2,176,513       0.0%
#   Test-Rite International Co., Ltd.     1,868,166   1,277,304       0.0%
#   Tex-Ray Industrial Co., Ltd.            728,000     352,912       0.0%
#   ThaiLin Semiconductor Corp.             856,000     699,454       0.0%
#   Thinking Electronic Industrial Co.,
      Ltd.                                  500,058     713,073       0.0%
#   Thye Ming Industrial Co., Ltd.          939,992   1,277,929       0.0%
#   TNC Industrial Corp., Ltd.               71,000      41,914       0.0%
#   Ton Yi Industrial Corp.               3,444,300   2,713,171       0.0%
#   Tong Hsing Electronic Industries,
      Ltd.                                  997,534   3,195,729       0.0%
#   Tong Yang Industry Co., Ltd.          3,050,341   3,615,046       0.0%
#   Tong-Tai Machine & Tool Co., Ltd.     1,498,416   1,415,905       0.0%
    Topco Scientific Co., Ltd.              855,790   1,755,027       0.0%
#   Topco Technologies Corp.                196,000     459,158       0.0%
    Topoint Technology Co., Ltd.          1,073,771   1,019,785       0.0%
#   Toung Loong Textile Manufacturing       501,000   1,976,775       0.0%
#   TPK Holding Co., Ltd.                   995,000   6,180,874       0.1%
#   Trade-Van Information Services Co.      334,000     304,807       0.0%
    Transasia Airways Corp.               1,520,000     563,405       0.0%
    Transcend Information, Inc.             640,870   2,462,354       0.0%
    Tripod Technology Corp.               2,419,660   4,726,728       0.0%
    Tsann Kuen Enterprise Co., Ltd.         589,441     590,287       0.0%
#   TSC Auto ID Technology Co., Ltd.        121,000   1,029,302       0.0%
#   TSRC Corp.                            2,353,154   2,710,487       0.0%
    Ttet Union Corp.                        221,000     570,949       0.0%
#   TTFB Co., Ltd.                           52,000     455,941       0.0%
#   TTY Biopharm Co., Ltd.                  691,991   1,533,228       0.0%
#   Tung Ho Steel Enterprise Corp.        5,525,645   4,316,944       0.0%
#   Tung Ho Textile Co., Ltd.               561,000     159,544       0.0%
#   Tung Thih Electronic Co., Ltd.          385,848   1,753,291       0.0%
#   TURVO International Co., Ltd.           351,464   1,192,620       0.0%
#   TXC Corp.                             1,919,762   2,491,785       0.0%
#*  TYC Brother Industrial Co., Ltd.      1,330,333     964,811       0.0%
#*  Tycoons Group Enterprise              2,870,121     544,369       0.0%
*   Tyntek Corp.                          1,938,413   1,054,128       0.0%
    U-Ming Marine Transport Corp.         1,823,200   2,735,366       0.0%
#   Ubright Optronics Corp.                 237,000     321,153       0.0%
#   Uni-President Enterprises Corp.      16,052,052  26,270,066       0.2%
    Unic Technology Corp.                   245,439      95,077       0.0%
#   Unimicron Technology Corp.            8,936,563   5,319,437       0.1%
*   Union Bank Of Taiwan                  4,564,983   1,637,389       0.0%
#*  Union Insurance Co., Ltd.               589,895     509,437       0.0%
#   Unitech Computer Co., Ltd.              778,365     516,821       0.0%
    Unitech Printed Circuit Board Corp.   3,895,921   1,762,567       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
TAIWAN -- (Continued)
#   United Integrated Services Co., Ltd.  1,372,800 $ 1,591,246       0.0%
    United Microelectronics Corp.        58,148,441  27,859,990       0.2%
#   Unity Opto Technology Co., Ltd.       1,962,276   2,123,722       0.0%
#   Universal Cement Corp.                2,542,048   2,716,261       0.0%
#   Unizyx Holding Corp.                  2,799,496   1,474,629       0.0%
    UPC Technology Corp.                  4,833,471   1,905,909       0.0%
#   Userjoy Technology Co., Ltd.             89,000     142,717       0.0%
#   USI Corp.                             4,938,557   2,663,876       0.0%
#   Vanguard International
      Semiconductor Corp.                 4,247,000   6,522,227       0.1%
    Ve Wong Corp.                           692,524     541,520       0.0%
#   Viking Tech Corp.                       396,464     329,322       0.0%
#   Visual Photonics Epitaxy Co., Ltd.    1,220,966   1,450,545       0.0%
#   Vivotek, Inc.                           520,856   1,556,406       0.0%
#*  Wafer Works Corp.                     3,008,372   1,250,520       0.0%
#   Wah Hong Industrial Corp.               364,280     343,677       0.0%
#   Wah Lee Industrial Corp.              1,067,000   1,995,374       0.0%
#*  Walsin Lihwa Corp.                   22,064,307   6,509,693       0.1%
*   Walsin Technology Corp.               3,970,551   1,828,889       0.0%
#   Walton Advanced Engineering, Inc.     1,976,662     797,412       0.0%
    Wan Hai Lines, Ltd.                   4,495,026   4,983,931       0.1%
    WAN HWA Enterprise Co.                  468,734     248,578       0.0%
#   Waterland Financial Holdings Co.,
      Ltd.                                6,108,940   1,840,184       0.0%
#*  Ways Technical Corp., Ltd.              474,000     338,670       0.0%
*   WEI Chih Steel Industrial Co., Ltd.     383,000      33,100       0.0%
#   Wei Chuan Foods Corp.                 2,230,000   1,748,351       0.0%
#*  Wei Mon Industry Co., Ltd.            2,414,674     675,468       0.0%
#   Weikeng Industrial Co., Ltd.          1,081,450     818,625       0.0%
    Well Shin Technology Co., Ltd.          481,443     769,271       0.0%
#*  Wha Yu Industrial Co., Ltd.              59,000      23,438       0.0%
#   Win Semiconductors Corp.              4,354,000   5,644,361       0.1%
#*  Winbond Electronics Corp.            20,847,000   6,901,324       0.1%
*   Wintek Corp.                          6,349,135     284,536       0.0%
#   Wisdom Marine Lines Co., Ltd.         1,585,415   2,080,541       0.0%
#   Wistron Corp.                        12,234,955  10,408,452       0.1%
#   Wistron NeWeb Corp.                   1,584,859   4,205,111       0.0%
#   WPG Holdings, Ltd.                    6,300,041   7,881,875       0.1%
#   WT Microelectronics Co., Ltd.         2,381,194   3,747,185       0.0%
    WUS Printed Circuit Co., Ltd.         2,507,000   1,876,509       0.0%
#   X-Legend Entertainment Co., Ltd.        117,375     613,026       0.0%
#   XAC Automation Corp.                    324,000     761,018       0.0%
#   Xxentria Technology Materials Corp.     552,736   1,809,442       0.0%
#   Yageo Corp.                           2,806,270   5,770,055       0.1%
*   Yang Ming Marine Transport Corp.      9,510,157   4,978,558       0.1%
#   YC Co., Ltd.                          2,676,122   1,315,256       0.0%
#   YC INOX Co., Ltd.                     2,255,691   1,835,545       0.0%
#   YeaShin International Development
      Co., Ltd.                           1,157,704     699,836       0.0%
#   Yeong Guan Energy Technology Group
      Co., Ltd.                             288,313   1,953,805       0.0%
#   YFY, Inc.                             8,354,997   3,549,249       0.0%
#   Yi Jinn Industrial Co., Ltd.          1,583,440     544,270       0.0%
#   Yieh Phui Enterprise Co., Ltd.        6,824,324   2,148,144       0.0%
#   Yonyu Plastics Co., Ltd                 436,050     516,188       0.0%
#*  Young Fast Optoelectronics Co., Ltd.    880,137     488,325       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
TAIWAN -- (Continued)
#   Young Optics, Inc.                   375,214 $      731,009       0.0%
#   Youngtek Electronics Corp.           745,633      1,636,141       0.0%
#   Yuanta Financial Holding Co.,
      Ltd.                            37,379,252     21,725,988       0.1%
    Yufo Electronics Co., Ltd.           108,000         67,327       0.0%
#   Yulon Motor Co., Ltd.              5,105,715      6,662,545       0.1%
    Yung Chi Paint & Varnish
      Manufacturing Co., Ltd.            356,350      1,044,742       0.0%
#   Yungshin Construction &
      Development Co., Ltd.              341,000        688,360       0.0%
    YungShin Global Holding Corp.        758,000      1,377,481       0.0%
#   Yungtay Engineering Co., Ltd.      2,318,000      5,324,708       0.1%
#   Zeng Hsing Industrial Co., Ltd.      348,974      2,114,533       0.0%
#   Zenitron Corp.                     1,218,000        788,849       0.0%
#   Zhen Ding Technology Holding,
      Ltd.                             1,710,150      5,953,661       0.1%
    Zig Sheng Industrial Co., Ltd.     2,951,638      1,063,464       0.0%
    Zinwell Corp.                      1,801,979      1,757,494       0.0%
#   Zippy Technology Corp.               609,028        944,505       0.0%
#   ZongTai Real Estate Development
      Co., Ltd.                          711,276        487,289       0.0%
                                                 --------------      ----
TOTAL TAIWAN                                      2,601,590,285      14.9%
                                                 --------------      ----
THAILAND -- (2.9%)
    AAPICO Hitech PCL                    751,080        334,927       0.0%
    Advanced Info Service PCL          2,596,209     18,901,567       0.1%
    Airports of Thailand PCL           1,346,300     11,843,683       0.1%
*   AJ Plast PCL                       1,550,300        392,689       0.0%
    Amarin Printing & Publishing PCL      46,970         18,523       0.0%
    Amata Corp. PCL                    3,835,800      2,082,840       0.0%
    Ananda Development PCL             3,562,000        384,672       0.0%
    AP Thailand PCL                   11,099,976      2,474,892       0.0%
    Asia Green Energy PCL              2,550,350        184,130       0.0%
    Asia Plus Group Holdings
      Securities(BVG2PV2)              4,659,700        556,931       0.0%
    Asia Plus Group Holdings
      Securities(B081Z10)              1,260,100        150,608       0.0%
    Asian Insulators PCL               1,710,100        464,292       0.0%
    Bangchak Petroleum PCL (The)       5,933,900      6,390,215       0.1%
    Bangkok Aviation Fuel Services
      PCL                              1,542,442      1,310,128       0.0%
    Bangkok Bank PCL(6368360)          1,028,300      5,770,833       0.1%
    Bangkok Bank PCL(6077019)          1,189,800      6,695,219       0.1%
    Bangkok Chain Hospital PCL         6,538,550      1,626,456       0.0%
    Bangkok Dusit Medical Services
      PCL                             16,849,900     10,325,132       0.1%
    Bangkok Expressway PCL             2,771,900      3,279,360       0.0%
    Bangkok Insurance PCL                 16,040        178,087       0.0%
    Bangkok Land PCL(6712893)          2,802,700        130,081       0.0%
    Bangkok Land PCL(6712912)         63,100,900      2,928,693       0.0%
    Bangkok Life Assurance PCL         2,309,840      3,503,473       0.0%
    Banpu PCL                          6,994,540      6,153,243       0.1%
    Beauty Community PCL                  38,300         48,507       0.0%
    BEC World PCL                      3,377,400      4,123,778       0.0%
    Berli Jucker PCL                   2,882,100      3,234,876       0.0%
    Big C Supercenter PCL(6368434)       976,000      6,572,789       0.1%
    Big C Supercenter PCL(6763932)       302,400      2,082,354       0.0%
    Bumrungrad Hospital PCL            1,006,200      4,898,987       0.0%
    Cal-Comp Electronics Thailand PCL 14,211,028      1,577,806       0.0%
    Central Pattana PCL                4,498,900      5,731,952       0.1%
    Central Plaza Hotel PCL            3,401,600      3,456,806       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE++   OF NET ASSETS**
                                        ----------- ----------- ---------------
THAILAND -- (Continued)
    CH Karnchang PCL                      3,496,267 $ 2,678,014       0.0%
    Charoen Pokphand Foods PCL           11,280,800   7,631,180       0.1%
    Charoong Thai Wire & Cable PCL        1,034,400     312,218       0.0%
    Christiani & Nielsen Thai             2,094,400     294,798       0.0%
    CK Power PCL                          5,996,500     607,563       0.0%
*   Country Group Holdings PCL            4,415,811     210,309       0.0%
    CP ALL PCL                            7,412,500   9,444,107       0.1%
    CS Loxinfo PCL                        1,599,300     342,031       0.0%
    Delta Electronics Thailand PCL        2,322,700   5,883,375       0.1%
    Demco PCL                             1,623,800     664,987       0.0%
    Dhipaya Insurance PCL                   444,000     521,917       0.0%
    Diamond Building Products PCL         3,315,400     502,867       0.0%
    DSG International Thailand PCL        2,609,160     589,663       0.0%
    Dynasty Ceramic PCL                  15,049,760   1,844,412       0.0%
    Eastern Water Resources
      Development and Management PCL      3,235,100   1,089,325       0.0%
    Electricity Generating PCL(6304643)     624,100   2,868,228       0.0%
    Electricity Generating PCL(6368553)     161,000     739,921       0.0%
    Energy Absolute PCL                   2,022,700   1,610,674       0.0%
    Erawan Group PCL (The)                6,798,100     965,118       0.0%
*   Esso Thailand PCL                    10,232,200   2,017,573       0.0%
*   G J Steel PCL                       101,507,050     153,962       0.0%
*   G Steel PCL                          22,734,200      75,861       0.0%
    GFPT PCL                              4,410,322   1,578,699       0.0%
    Glow Energy PCL                       2,009,600   5,212,219       0.0%
*   GMM Grammy PCL                          258,000     112,701       0.0%
*   Golden Land Property Development
      PCL(6368586)                          816,400     173,360       0.0%
*   Golden Land Property Development
      PCL(6375296)                        2,845,100     604,147       0.0%
    Grand Canal Land PCL                  4,831,500     469,007       0.0%
    Grande Asset Hotels & Property PCL   10,825,815     482,753       0.0%
    Gunkul Engineering PCL                  603,375     507,922       0.0%
    Hana Microelectronics PCL             2,206,557   2,978,668       0.0%
    Home Product Center PCL              17,780,615   3,883,526       0.0%
    ICC International PCL                    51,000      61,497       0.0%
    Indorama Ventures PCL                 9,153,200   6,858,305       0.1%
    Intouch Holdings PCL                  2,088,000   4,877,173       0.0%
    IRPC PCL                             51,019,290   7,119,331       0.1%
*   Italian-Thai Development PCL         11,706,619   2,698,932       0.0%
*   ITV PCL                                 183,700          --       0.0%
    Jasmine International PCL            27,376,600   4,567,611       0.0%
    Jay Mart PCL                          2,079,375     643,398       0.0%
    Jubilee Enterprise PCL                  102,600     100,375       0.0%
    Kang Yong Electric PCL                    2,000      18,808       0.0%
    Karmarts PCL                            198,900      45,253       0.0%
    Kasikornbank PCL(6364766)             3,097,100  19,729,744       0.1%
    Kasikornbank PCL(6888794)             1,466,600   9,342,818       0.1%
    KCE Electronics PCL                   1,666,282   2,729,538       0.0%
    KGI Securities Thailand PCL           7,786,600     831,453       0.0%
    Khon Kaen Sugar Industry PCL          9,811,680   1,446,527       0.0%
    Kiatnakin Bank PCL                    3,204,407   3,596,634       0.0%
    Krung Thai Bank PCL                  26,535,275  16,099,060       0.1%
    Krungthai Card PCL                      115,200     370,429       0.0%
    Laguna Resorts & Hotels PCL              10,800       8,928       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
THAILAND -- (Continued)
    Lam Soon Thailand PCL                   354,600 $    43,888       0.0%
    Land & Houses PCL(6581941)           14,221,380   4,119,951       0.0%
    Land & Houses PCL(6581930)            3,326,700     963,749       0.0%
    Lanna Resources PCL                   1,433,750     548,013       0.0%
    LH Financial Group PCL                5,596,143     305,568       0.0%
    Loxley PCL                            6,319,035     789,760       0.0%
    LPN Development PCL(B00Q643)          3,991,000   2,082,366       0.0%
    LPN Development PCL(B00PXK5)            301,300     157,208       0.0%
    Major Cineplex Group PCL              2,834,100   2,880,096       0.0%
    Maybank Kim Eng Securities Thailand
      PCL                                   266,200     188,153       0.0%
    MBK PCL                               3,571,400   1,538,416       0.0%
    MCOT PCL                              1,553,700     669,272       0.0%
    Mega Lifesciences PCL                   256,100     139,062       0.0%
    Minor International PCL               6,461,757   6,468,618       0.1%
    MK Real Estate Development PCL          994,000     171,873       0.0%
    MK Restaurants Group PCL                 16,000      27,908       0.0%
    Modernform Group PCL                    333,600     100,186       0.0%
    Muang Thai Insurance PCL                 19,800      98,805       0.0%
    Muramoto Electron Thailand PCL            7,400      53,426       0.0%
*   Nation Multimedia Group PCL          11,352,300     637,093       0.0%
*   Nava Nakorn PCL                         405,800      20,435       0.0%
    Noble Development PCL                    56,100      21,953       0.0%
    Padaeng Industry PCL                    192,800     107,030       0.0%
*   Polyplex Thailand PCL                 2,265,800     721,702       0.0%
    Precious Shipping PCL                 4,145,000   1,710,056       0.0%
    Premier Marketing PCL                   702,400     213,074       0.0%
    President Bakery PCL                      1,800       2,293       0.0%
*   Property Perfect PCL                 18,355,300     601,357       0.0%
    Pruksa Real Estate PCL                5,869,800   4,896,693       0.0%
    PTG Energy PCL                        4,592,400   1,504,563       0.0%
    PTT Exploration & Production PCL      5,802,869  20,595,652       0.1%
    PTT Global Chemical PCL               8,938,111  17,420,708       0.1%
    PTT PCL                               4,153,080  44,850,492       0.3%
    Quality Houses PCL                   26,026,554   2,447,515       0.0%
*   Raimon Land PCL                      16,410,000     886,085       0.0%
    Ratchaburi Electricity Generating
      Holding PCL(6294249)                1,322,200   2,406,552       0.0%
    Ratchaburi Electricity Generating
      Holding PCL(6362771)                  731,100   1,330,684       0.0%
    Regional Container Lines PCL          2,627,800     797,149       0.0%
    Robinson Department Store PCL         1,622,400   2,300,840       0.0%
    Rojana Industrial Park PCL            3,861,312     960,496       0.0%
    RS PCL                                4,305,600   2,024,474       0.0%
    Saha-Union PCL                          630,900     727,262       0.0%
*   Sahaviriya Steel Industries PCL      72,645,680     484,819       0.0%
    Samart Corp. PCL                      3,047,900   2,773,760       0.0%
    Samart I-Mobile PCL                  13,928,900   1,056,340       0.0%
    Samart Telcoms PCL                    2,111,600   1,729,507       0.0%
    Sansiri PCL                          74,286,485   4,259,107       0.0%
    SC Asset Corp PCL                    16,177,316   1,688,153       0.0%
    Siam Cement PCL (The)(6609928)          675,300  11,021,125       0.1%
    Siam Cement PCL (The)(6609906)          128,200   2,092,267       0.0%
    Siam City Cement PCL(6363194)            19,700     219,320       0.0%
    Siam City Cement PCL(6806387)           324,300   3,610,438       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
THAILAND -- (Continued)
    Siam Commercial Bank PCL (The)        3,721,269 $17,948,787       0.1%
    Siam Future Development PCL           6,661,425   1,151,831       0.0%
    Siam Global House PCL                 5,810,062   1,709,619       0.0%
    Siamgas & Petrochemicals PCL          2,470,100     921,651       0.0%
    Sino Thai Engineering &
      Construction PCL                    4,529,771   2,871,901       0.0%
    SNC Former PCL                          954,900     463,473       0.0%
    Somboon Advance Technology PCL        2,067,625   1,185,443       0.0%
    SPCG PCL                              2,639,600   2,181,984       0.0%
    Sri Ayudhya Capital PCL                 230,700     257,189       0.0%
    Sri Trang Agro-Industry PCL           6,873,100   2,689,610       0.0%
    Sriracha Construction PCL             1,085,200     979,363       0.0%
    Srithai Superware PCL                 9,218,600     710,306       0.0%
*   Stars Microelectronics Thailand PCL     663,900     178,235       0.0%
    STP & I PCL                           5,583,633   2,760,905       0.0%
    Supalai PCL                           6,872,700   4,169,695       0.0%
    Susco PCL                             2,397,300     257,438       0.0%
    SVI PCL                               6,110,628     908,299       0.0%
    Symphony Communication PCL              538,700     248,392       0.0%
    Syntec Construction PCL               4,606,700     455,569       0.0%
*   Tata Steel Thailand PCL              19,123,600     435,089       0.0%
    Thai Agro Energy PCL                    279,230      30,833       0.0%
*   Thai Airways International PCL        7,798,637   2,980,823       0.0%
*   Thai Carbon Black PCL                   157,300     120,486       0.0%
    Thai Central Chemical PCL               233,100     206,831       0.0%
    Thai Metal Trade PCL                    396,500     105,244       0.0%
    Thai Oil PCL                          3,868,500   6,865,077       0.1%
    Thai Rayon PCL                           20,400      16,090       0.0%
    Thai Rung Union Car PCL                 526,800      77,026       0.0%
    Thai Stanley Electric PCL(B01GKK6)      150,500     903,959       0.0%
    Thai Stanley Electric PCL(B01GKM8)        5,600      33,636       0.0%
    Thai Union Frozen Products PCL       10,949,360   6,775,882       0.1%
    Thai Vegetable Oil PCL                2,361,425   1,568,791       0.0%
    Thai-German Ceramic Industry PCL      2,869,500     339,483       0.0%
    Thaicom PCL                           2,830,300   3,155,272       0.0%
    Thanachart Capital PCL                5,363,300   5,531,691       0.1%
    Thitikorn PCL                           849,200     262,759       0.0%
    Thoresen Thai Agencies PCL            6,223,900   2,529,964       0.0%
    Ticon Industrial Connection PCL       3,343,924   1,521,579       0.0%
    Tipco Asphalt PCL                     5,872,000   2,814,427       0.0%
*   TIPCO Foods PCL                       1,182,000     324,499       0.0%
    Tisco Financial Group PCL(B3KFW76)    2,397,900   3,291,521       0.0%
    Tisco Financial Group PCL(B3KFW10)      284,790     390,922       0.0%
    TMB Bank PCL                         67,661,913   5,336,599       0.0%
    Total Access Communication
      PCL(B1YWK08)                        2,436,700   6,412,368       0.1%
    Total Access Communication
      PCL(B231MK7)                          200,000     526,316       0.0%
    TPI Polene PCL                       67,015,010   5,895,451       0.1%
*   True Corp. PCL                       32,976,493  12,204,253       0.1%
    TTCL PCL(BWY4Y10)                       756,468     734,324       0.0%
    TTCL PCL(B5ML0D8)                       195,104     189,393       0.0%
    TTW PCL                               9,222,800   3,161,463       0.0%
*   U City PCL                           43,907,800      66,598       0.0%
    Union Mosaic Industry PCL (The)       1,020,550     164,081       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
THAILAND -- (Continued)
    Unique Engineering & Construction
      PCL                                4,123,905 $  1,763,903       0.0%
    Univanich Palm Oil PCL                 477,000      149,040       0.0%
    Univentures PCL                      3,618,600      911,099       0.0%
    Vanachai Group PCL                   3,185,520      768,236       0.0%
    Vibhavadi Medical Center PCL         2,958,180    1,426,818       0.0%
    Vinythai PCL                         2,320,500      718,007       0.0%
    Workpoint Entertainment PCL          1,122,680    1,311,184       0.0%
                                                   ------------       ---
TOTAL THAILAND                                      537,541,467       3.1%
                                                   ------------       ---
TURKEY -- (1.7%)
    Adana Cimento Sanayii TAS Class A      413,369    1,080,813       0.0%
#   Adel Kalemcilik Ticaret ve Sanayi
      A.S.                                  31,063      697,149       0.0%
#*  Adese Alisveris Merkezleri Ticaret
      A.S.                                 238,992      954,043       0.0%
*   Afyon Cimento Sanayi TAS                18,195    1,047,227       0.0%
#   Akbank TAS                           6,071,624   17,689,922       0.1%
#   Akcansa Cimento A.S.                   319,591    1,965,622       0.0%
#*  Akenerji Elektrik Uretim A.S.        2,669,779    1,108,074       0.0%
#   Akfen Holding A.S.                     614,915    1,545,772       0.0%
    Aksa Akrilik Kimya Sanayii AS          822,084    3,320,310       0.0%
    Aksigorta A.S.                         858,752      764,872       0.0%
#   Alarko Holding A.S.                    841,229    1,280,789       0.0%
#   Albaraka Turk Katilim Bankasi A.S.   2,270,663    1,468,011       0.0%
#   Alkim Alkali Kimya A.S.                 99,584      515,838       0.0%
    Anadolu Anonim Turk Sigorta Sirketi  1,642,312      847,191       0.0%
#   Anadolu Cam Sanayii A.S.             1,138,515      839,039       0.0%
#*  Anadolu Efes Biracilik Ve Malt
      Sanayii A.S.                         683,468    5,753,775       0.1%
#   Anadolu Hayat Emeklilik A.S.           343,066      711,966       0.0%
    Anadolu Isuzu Otomotiv Sanayi Ve
      Ticaret A.S.                          47,235      397,675       0.0%
#   Arcelik A.S.                         1,183,378    6,374,336       0.1%
#   Aselsan Elektronik Sanayi Ve
      Ticaret A.S.                         412,691    2,151,985       0.0%
*   Asya Katilim Bankasi A.S.            2,774,013      892,633       0.0%
#   Aygaz A.S.                             271,764      995,824       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari
      A.S.                                 177,364      904,510       0.0%
*   Banvit Bandirma Vitaminli Yem
      Sanayii ASA                          165,952      182,880       0.0%
    Baticim Bati Anadolu Cimento
      Sanayii A.S.                         195,186      538,744       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi
      ve Ticaret A.S.                      676,697      578,195       0.0%
#   BIM Birlesik Magazalar A.S.            604,509   11,191,640       0.1%
#   Bizim Toptan Satis Magazalari A.S.     162,589      960,305       0.0%
#*  Bolu Cimento Sanayii A.S.              641,573    1,332,373       0.0%
#   Borusan Mannesmann Boru Sanayi ve
      Ticaret A.S.                         528,287    1,412,612       0.0%
*   Boyner Perakende Ve Tekstil
      Yatirimlari AS                        80,744    1,928,833       0.0%
#   Brisa Bridgestone Sabanci Sanayi ve
      Ticaret A.S.                         424,490    1,419,363       0.0%
    Bursa Cimento Fabrikasi A.S.           197,428      367,584       0.0%
#   Celebi Hava Servisi A.S.                99,572    1,137,095       0.0%
    Cimsa Cimento Sanayi VE Ticaret AS     465,773    2,857,893       0.0%
#   Coca-Cola Icecek A.S.                  276,474    4,683,241       0.0%
#*  Deva Holding A.S.                      748,200      714,251       0.0%
#*  Dogan Sirketler Grubu Holding A.S.   6,727,590    1,533,992       0.0%
#   Dogus Otomotiv Servis ve Ticaret
      A.S.                                 540,793    2,629,800       0.0%
*   Dyo Boya Fabrikalari Sanayi ve
      Ticaret A.S.                         964,105      695,845       0.0%
#   Eczacibasi Yatirim Holding
      Ortakligi A.S.                       329,650    1,411,332       0.0%
#   EGE Endustri VE Ticaret A.S.            19,779    1,734,967       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
TURKEY -- (Continued)
    EGE Seramik Sanayi ve Ticaret A.S.      787,337 $ 1,184,399       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve
      Finansal Yatirimlar Sanayi ve
      Ticaret A.S.                        1,575,493   1,674,833       0.0%
#   Enka Insaat ve Sanayi A.S.            1,463,461   3,145,420       0.0%
#   Eregli Demir ve Celik Fabrikalari TAS 9,459,914  15,963,749       0.1%
#*  Fenerbahce Futbol A.S.                   62,726     959,421       0.0%
    Ford Otomotiv Sanayi A.S.               324,159   4,005,804       0.0%
*   Galatasaray Sportif Sinai ve Ticari
      Yatirimlar A.S.                        66,447     490,560       0.0%
    Gentas Genel Metal Sanayi ve Ticaret
      A.S.                                  343,127     175,613       0.0%
#*  Global Yatirim Holding A.S.           1,818,007   1,740,581       0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve
      Ihracat A.S.                           61,429          --       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi
      ve Ticaret A.S.                        87,047   2,478,379       0.0%
#   Goodyear Lastikleri TAS                  41,833   1,136,137       0.0%
#*  Gozde Girisim Sermayesi Yatirim
      Ortakligi A.S.                      1,062,316   1,211,639       0.0%
#*  GSD Holding AS                        1,982,878   1,127,084       0.0%
#   Gubre Fabrikalari TAS                 1,193,423   3,186,522       0.0%
#*  Hurriyet Gazetecilik ve Matbaacilik
      AS                                  1,136,056     313,921       0.0%
#*  Ihlas Holding A.S.                    7,152,182     722,861       0.0%
    Indeks Bilgisayar Sistemleri
      Muhendislik Sanayi ve Ticaret A.S.     88,652     190,235       0.0%
#*  Ipek Dogal Enerji Kaynaklari
      Arastirma Ve Uretim AS                753,290     942,120       0.0%
    Is Finansal Kiralama A.S.               777,766     305,233       0.0%
    Is Yatirim Menkul Degerler A.S.
      Class A                               188,572      81,691       0.0%
#*  Izmir Demir Celik Sanayi A.S.           522,928     511,074       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi
      ve Ticaret A.S. Class A             1,142,798   1,025,985       0.0%
*   Kardemir Karabuk Demir Celik Sanayi
      ve Ticaret A.S. Class B               648,047     640,586       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi
      ve Ticaret A.S. Class D             5,499,149   3,790,682       0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret
      A.S.                                1,775,463   1,121,924       0.0%
#   Kartonsan Karton Sanayi ve Ticaret
      A.S.                                    7,431     644,939       0.0%
#   KOC Holding A.S.                      1,999,381   9,456,335       0.1%
#   Konya Cimento Sanayii A.S.               11,810   1,342,498       0.0%
#   Koza Altin Isletmeleri A.S.             278,025   2,904,383       0.0%
#*  Koza Anadolu Metal Madencilik
      Isletmeleri A.S.                    1,358,132   1,465,515       0.0%
#   Mardin Cimento Sanayii ve Ticaret
      A.S.                                  444,720     793,178       0.0%
*   Marshall Boya ve Vernik                  24,123     367,083       0.0%
#*  Menderes Tekstil Sanayi ve Ticaret
      A.S.                                  591,926     150,420       0.0%
*   Metro Ticari ve Mali Yatirimlar
      Holding A.S.                        2,312,918     866,026       0.0%
#*  Migros Ticaret A.S.                     192,038   1,536,855       0.0%
*   Mondi Tire Kutsan Kagit Ve Ambalaj
      Sanayii A.S.                          192,675      79,998       0.0%
#*  NET Holding A.S.                      1,030,002   1,182,357       0.0%
#*  Netas Telekomunikasyon A.S.             237,451     791,997       0.0%
    Nuh Cimento Sanayi A.S.                 199,358     782,019       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi
      A.S.                                  121,551   4,391,561       0.0%
#   Park Elektrik Uretim Madencilik
      Sanayi ve Ticaret A.S.                438,163     619,028       0.0%
#   Petkim Petrokimya Holding A.S.        4,215,051   5,923,256       0.1%
    Pinar Entegre Et ve Un Sanayi A.S.       84,385     305,009       0.0%
    Pinar SUT Mamulleri Sanayii A.S.        107,752   1,036,593       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi
      ve Ticaret A.S.                       202,914     239,952       0.0%
*   Sasa Polyester Sanayi A.S.            1,412,522   1,288,623       0.0%
*   Sekerbank TAS                         3,352,774   2,250,149       0.0%
#   Selcuk Ecza Deposu Ticaret ve Sanayi
      A.S.                                1,254,596   1,304,314       0.0%
    Soda Sanayii A.S.                     1,098,218   2,676,556       0.0%
#*  Tat Gida Sanayi A.S.                    761,950   1,310,766       0.0%
#   TAV Havalimanlari Holding A.S.          655,587   5,763,832       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                      --------- --------------- ---------------
TURKEY -- (Continued)
#*  Tekfen Holding A.S.               1,326,465 $     2,479,133       0.0%
#   Teknosa Ic Ve Dis Ticaret A.S.      139,705         395,444       0.0%
#*  Tekstil Bankasi A.S.              1,044,262         801,466       0.0%
#   Tofas Turk Otomobil Fabrikasi
      A.S.                              645,973       3,958,823       0.0%
#   Trakya Cam Sanayi A.S.            3,364,803       4,050,930       0.0%
*   Tupras Turkiye Petrol
      Rafinerileri A.S.                 300,420       7,297,085       0.1%
#   Turcas Petrol A.S.                  565,989         478,143       0.0%
#*  Turk Hava Yollari AO              4,612,990      15,302,325       0.1%
    Turk Telekomunikasyon A.S.        1,205,670       3,332,445       0.0%
#   Turk Traktor ve Ziraat
      Makineleri A.S.                   111,601       3,334,763       0.0%
#   Turkcell Iletisim Hizmetleri A.S. 1,422,800       6,335,102       0.1%
    Turkcell Iletisim Hizmetleri
      A.S. ADR                          291,527       3,224,289       0.0%
    Turkiye Garanti Bankasi A.S.      9,681,560      30,804,316       0.2%
#   Turkiye Halk Bankasi A.S.         2,425,588      12,287,597       0.1%
#   Turkiye Is Bankasi                5,321,700      11,966,244       0.1%
#   Turkiye Sinai Kalkinma Bankasi
      A.S.                            6,396,010       4,828,033       0.1%
    Turkiye Sise ve Cam Fabrikalari
      A.S.                            4,077,244       5,210,308       0.1%
#   Turkiye Vakiflar Bankasi Tao      4,615,069       8,188,135       0.1%
#   Ulker Biskuvi Sanayi A.S.           676,094       5,166,204       0.1%
    Vestel Beyaz Esya Sanayi ve
      Ticaret A.S.                        6,518          31,007       0.0%
#*  Vestel Elektronik Sanayi ve
      Ticaret A.S.                    1,137,957       2,351,237       0.0%
#   Yapi ve Kredi Bankasi A.S.        2,662,889       4,169,489       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S. 1,709,059       1,317,849       0.0%
                                                ---------------      ----
TOTAL TURKEY                                        325,528,383       1.9%
                                                ---------------      ----
TOTAL COMMON STOCKS                              16,773,475,547      95.9%
                                                ---------------      ----
PREFERRED STOCKS -- (2.9%)

BRAZIL -- (2.8%)
    AES Tiete SA                        746,938       4,288,829       0.0%
    Alpargatas SA                       698,860       2,298,645       0.0%
    Banco ABC Brasil SA                 833,849       3,570,140       0.0%
    Banco Bradesco SA                 5,978,666      63,815,828       0.4%
    Banco Bradesco SA ADR             6,067,281      64,859,234       0.4%
    Banco Daycoval SA                   181,994         483,835       0.0%
    Banco do Estado do Rio Grande do
      Sul SA Class B                  1,671,078       6,483,646       0.0%
*   Banco Industrial e Comercial SA     306,755         758,501       0.0%
    Banco Pan SA                      1,370,328         786,826       0.0%
    Banco Pine SA                       192,365         333,914       0.0%
    Banco Sofisa SA                      68,200          53,081       0.0%
    Braskem SA Class A                  269,675       1,127,767       0.0%
    Centrais Eletricas Brasileiras
      SA Class B                        983,900       2,890,030       0.0%
    Centrais Eletricas Santa Catarina    64,363         444,332       0.0%
    Cia Brasileira de Distribuicao      429,915      14,554,284       0.1%
    Cia de Gas de Sao Paulo COMGAS
      Class A                           126,195       2,197,664       0.0%
    Cia de Saneamento do Parana         101,300         168,108       0.0%
    Cia de Transmissao de Energia
      Eletrica Paulista                 287,093       4,049,670       0.0%
    Cia Energetica de Minas Gerais    2,949,590      14,244,024       0.1%
    Cia Energetica de Sao Paulo
      Class B                         1,041,014       6,564,751       0.0%
    Cia Energetica do Ceara Class A      70,930         981,925       0.0%
    Cia Ferro Ligas da Bahia -
      Ferbasa                           210,082         559,205       0.0%
    Cia Paranaense de Energia           353,060       3,973,602       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
BRAZIL -- (Continued)
    Eletropaulo Metropolitana
      Eletricidade de Sao Paulo SA         969,786 $  3,492,318       0.0%
    Empresa Metropolitana de Aguas e
      Energia SA                             6,100        6,377       0.0%
    Eucatex SA Industria e Comercio         87,459      101,597       0.0%
    Gerdau SA                              970,227    3,236,290       0.0%
*   Gol Linhas Aereas Inteligentes SA      558,166    1,407,943       0.0%
    Itau Unibanco Holding SA             6,811,784   87,109,988       0.5%
    Itau Unibanco Holding SA ADR         6,607,239   84,704,804       0.5%
    Lojas Americanas SA                  2,789,113   15,524,129       0.1%
    Marcopolo SA                         2,812,418    2,594,972       0.0%
*   Oi SA                                  582,173    1,091,713       0.0%
    Parana Banco SA                         45,100      175,134       0.0%
*   Petroleo Brasileiro SA               2,137,472    9,258,039       0.1%
*   Petroleo Brasileiro SA Sponsored ADR 5,086,335   44,149,388       0.3%
    Randon Participacoes SA              1,483,595    1,969,624       0.0%
    Saraiva SA Livreiros Editores           87,964      143,057       0.0%
    Suzano Papel e Celulose SA Class A   1,958,099    9,813,404       0.1%
    Telefonica Brasil SA                   556,086    9,228,264       0.1%
    Unipar Carbocloro SA Class B           153,900      227,303       0.0%
    Usinas Siderurgicas de Minas Gerais
      SA Class A                         2,502,158    4,957,893       0.0%
    Vale SA                              2,589,117   15,596,831       0.1%
    Vale SA Sponsored ADR                4,002,993   24,218,108       0.2%
                                                   ------------       ---
TOTAL BRAZIL                                        518,495,017       3.0%
                                                   ------------       ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B               676        1,093       0.0%
    Embotelladora Andina SA                139,928      343,157       0.0%
    Embotelladora Andina SA Class B        409,055    1,303,371       0.0%
    Sociedad Quimica y Minera de Chile
      SA Class B                            11,313      246,920       0.0%
                                                   ------------       ---
TOTAL CHILE                                           1,894,541       0.0%
                                                   ------------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                    832,597    1,310,764       0.0%
    Banco Davivienda SA                    474,643    5,519,568       0.1%
    Bancolombia SA                         237,693    2,600,453       0.0%
    Grupo Aval Acciones y Valores        5,815,354    2,954,063       0.0%
    Grupo de Inversiones Suramericana SA   178,632    2,662,232       0.0%
                                                   ------------       ---
TOTAL COLOMBIA                                       15,047,080       0.1%
                                                   ------------       ---
TOTAL PREFERRED STOCKS                              535,436,638       3.1%
                                                   ------------       ---
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Minerva SA Rights                       26,018           --       0.0%
*   PDG Realty SA Empreendimentos e
      Participacoes Rights 05/18/15      8,623,991      257,608       0.0%
                                                   ------------       ---
TOTAL BRAZIL                                            257,608       0.0%
                                                   ------------       ---
CHINA -- (0.0%)
*   Ju Teng International Holdings,
      Ltd. Warrants 10/14/16               577,261       50,647       0.0%
                                                   ------------       ---
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT
      Warrants 07/11/17                    250,633        2,514       0.0%
                                                   ------------       ---

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ----------- --------------- ---------------
MALAYSIA -- (0.0%)
*     CB Industrial Product
        Holdings Bhd Warrants
        12/31/15                        226,787 $        29,610        0.0%
*     Eastern & Oriental Bhd
        Warrants 07/21/19             1,267,837         131,714        0.0%
*     KNM Group Bhd Warrants
        04/20/21                      1,192,956          70,341        0.0%
                                                ---------------      -----
TOTAL MALAYSIA                                          231,665        0.0%
                                                ---------------      -----
POLAND -- (0.0%)
*     PZ Cormay SA Rights                66,507              --        0.0%
                                                ---------------      -----
SOUTH AFRICA -- (0.0%)
*     Northam Platinum Ltd. Rights      509,570           8,995        0.0%
                                                ---------------      -----
SOUTH KOREA -- (0.0%)
*     Hyunjin Materials Co., Ltd.
        Rights 05/28/15                  27,307          27,638        0.0%
*     Lotte Non-Life Insurance
        Co., Ltd. Rights 06/04/15       120,957          50,775        0.0%
*     Paik Kwang Industrial Co.,
        Ltd. Rights 05/28/15             36,034          19,328        0.0%
                                                ---------------      -----
TOTAL SOUTH KOREA                                        97,741        0.0%
                                                ---------------      -----
TAIWAN -- (0.0%)
#*    Bin Chuan Enterprise Co.,
        Ltd. Rights                     263,530         141,016        0.0%
                                                ---------------      -----
THAILAND -- (0.0%)
*     CK Power PCL Rights 05/22/15    2,038,810          21,028        0.0%
*     Country Group Holdings NVDR
        Warrants 01/05/18             1,471,937          26,344        0.0%
*     Jay Mart PCL Rights 05/31/15      359,815           2,183        0.0%
*     Loxley PCL Warrants 09/30/17       45,433           2,302        0.0%
*     Samart Corp. PCL Warrants
        02/19/18                        614,640          66,004        0.0%
*     Thoresen Thai Agencies PCL
        Warrants 02/28/19               503,066          36,931        0.0%
                                                ---------------      -----
TOTAL THAILAND                                          154,792        0.0%
                                                ---------------      -----
TOTAL RIGHTS/WARRANTS                                   944,978        0.0%
                                                ---------------      -----
BONDS -- (0.0%)

INDIA -- (0.0%)
*     NTPC, Ltd., 8.490%             56,230,000         112,611        0.0%
                                                ---------------      -----

                                                    VALUE+
                                                ---------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment
        Fund                        114,928,259   1,329,719,957        7.6%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,792,023,438)                        $18,639,689,731      106.6%
                                                ===============      =====

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil                $  988,550,642              --   --    $   988,550,642
   Canada                     1,182,757              --   --          1,182,757
   Chile                    251,924,718              --   --        251,924,718
   China                    300,644,406 $ 2,769,359,314   --      3,070,003,720
   Colombia                  70,597,361              --   --         70,597,361
   Czech Republic                    --      37,903,327   --         37,903,327
   Egypt                      2,848,445      10,541,815   --         13,390,260
   Greece                     9,143,810      55,518,618   --         64,662,428
   Hungary                      266,476      41,403,861   --         41,670,337
   India                    146,211,693   1,599,328,000   --      1,745,539,693
   Indonesia                 16,965,218     467,936,428   --        484,901,646
   Malaysia                          --     711,781,918   --        711,781,918
   Mexico                   798,983,068          41,338   --        799,024,406
   Peru                      23,791,158              --   --         23,791,158
   Philippines               10,357,506     274,099,387   --        284,456,893
   Poland                            --     333,167,887   --        333,167,887
   Russia                     7,192,756     250,494,027   --        257,686,783
   South Africa             124,781,873   1,348,150,748   --      1,472,932,621
   South Korea               98,205,892   2,550,323,721   --      2,648,529,613
   Spain                      7,117,244              --   --          7,117,244
   Taiwan                   132,464,278   2,469,126,007   --      2,601,590,285
   Thailand                 537,325,829         215,638   --        537,541,467
   Turkey                     4,116,922     321,411,461   --        325,528,383
Preferred Stocks
   Brazil                   518,495,017              --   --        518,495,017
   Chile                      1,894,541              --   --          1,894,541
   Colombia                  15,047,080              --   --         15,047,080
Rights/Warrants
   Brazil                            --         257,608   --            257,608
   China                             --          50,647   --             50,647
   Indonesia                         --           2,514   --              2,514
   Malaysia                          --         231,665   --            231,665
   Poland                            --              --   --                 --
   South Africa                      --           8,995   --              8,995
   South Korea                       --          97,741   --             97,741
   Taiwan                            --         141,016   --            141,016
   Thailand                          --         154,792   --            154,792
Bonds
   India                             --         112,611   --            112,611
Securities Lending
  Collateral                         --   1,329,719,957   --      1,329,719,957
                         -------------- ---------------   --    ---------------
TOTAL                    $4,068,108,690 $14,571,581,041   --    $18,639,689,731
                         ============== ===============   ==    ===============

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
#   Autoliv, Inc...............................................................     16,351 $    1,941,191       0.0%
#   Best Buy Co., Inc..........................................................     32,996      1,143,311       0.0%
#   Carnival Corp..............................................................  1,229,320     54,053,200       0.3%
#   CBS Corp. Class A..........................................................      7,236        467,011       0.0%
    Comcast Corp. Class A......................................................  9,482,510    547,709,778       2.9%
#   Comcast Corp. Special Class A..............................................  3,105,444    178,842,520       0.9%
#   Dillard's, Inc. Class A....................................................    122,743     16,151,751       0.1%
    DR Horton, Inc.............................................................    539,957     13,714,908       0.1%
#   Ford Motor Co.............................................................. 10,847,219    171,386,060       0.9%
#   GameStop Corp. Class A.....................................................    598,147     23,052,585       0.1%
#   Gannett Co., Inc...........................................................    225,878      7,752,133       0.0%
    General Motors Co..........................................................  4,177,298    146,456,068       0.8%
    Goodyear Tire & Rubber Co. (The)...........................................    413,422     11,726,715       0.1%
    Graham Holdings Co. Class B................................................     32,261     33,000,745       0.2%
#*  Hyatt Hotels Corp. Class A.................................................     26,622      1,545,407       0.0%
    Johnson Controls, Inc......................................................    112,338      5,659,588       0.0%
#   Kohl's Corp................................................................  1,119,040     80,179,216       0.4%
#*  Lands' End, Inc............................................................     48,979      1,439,003       0.0%
    Lear Corp..................................................................     68,267      7,579,685       0.0%
#   Lennar Corp. Class A.......................................................    621,923     28,484,073       0.2%
    Lennar Corp. Class B.......................................................      4,312        157,517       0.0%
*   Liberty Broadband Corp.....................................................     85,576      4,643,354       0.0%
*   Liberty Broadband Corp. Class A............................................     27,953      1,516,171       0.0%
*   Liberty Interactive Corp. Class A..........................................  2,538,156     72,997,367       0.4%
*   Liberty Media Corp.........................................................    313,578     11,900,285       0.1%
*   Liberty Media Corp. Class A................................................    156,789      6,017,562       0.0%
*   Liberty Ventures Series A..................................................    536,223     22,349,775       0.1%
#*  Madison Square Garden Co. (The) Class A....................................     19,138      1,536,781       0.0%
#*  MGM Resorts International..................................................  2,137,635     45,210,980       0.2%
*   Mohawk Industries, Inc.....................................................    286,453     49,699,596       0.3%
#*  News Corp. Class A.........................................................    290,667      4,586,725       0.0%
*   News Corp. Class B.........................................................     31,823        495,484       0.0%
#   Penske Automotive Group, Inc...............................................     28,878      1,409,535       0.0%
    PulteGroup, Inc............................................................    333,697      6,440,352       0.0%
#   PVH Corp...................................................................     91,301      9,435,958       0.1%
#   Royal Caribbean Cruises, Ltd...............................................  1,051,952     71,595,853       0.4%
#   Service Corp. International................................................    310,463      8,593,616       0.0%
#   Staples, Inc...............................................................  1,926,011     31,432,500       0.2%
#   Target Corp................................................................  1,106,428     87,219,719       0.5%
    Time Warner Cable, Inc.....................................................  1,876,119    291,774,027       1.5%
    Time Warner, Inc...........................................................  4,397,226    371,169,847       1.9%
#*  Toll Brothers, Inc.........................................................    329,804     11,721,234       0.1%
*   TRW Automotive Holdings Corp...............................................        459         48,223       0.0%
#   Wendy's Co. (The)..........................................................    223,429      2,261,102       0.0%
    Whirlpool Corp.............................................................    123,680     21,718,208       0.1%
                                                                                           --------------      ----
Total Consumer Discretionary...................................................             2,468,216,719      12.9%
                                                                                           --------------      ----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co..................................................  2,748,548    134,349,026       0.7%
    Bunge, Ltd.................................................................    553,069     47,768,570       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES       VALUE+     OF NET ASSETS**
                                                                                --------- -------------- ---------------
Consumer Staples -- (Continued)
    ConAgra Foods, Inc.........................................................   744,079 $   26,898,456       0.1%
*   Constellation Brands, Inc. Class A.........................................   462,850     53,662,829       0.3%
    CVS Health Corp............................................................ 4,790,425    475,641,298       2.5%
#   Energizer Holdings, Inc....................................................     2,975        406,444       0.0%
    Ingredion, Inc.............................................................   111,288      8,836,267       0.0%
#   JM Smucker Co. (The).......................................................   540,750     62,683,740       0.3%
    Molson Coors Brewing Co. Class B...........................................   733,307     53,905,398       0.3%
    Mondelez International, Inc. Class A....................................... 4,399,456    168,807,127       0.9%
    Pinnacle Foods, Inc........................................................    73,080      2,963,394       0.0%
#*  Seaboard Corp..............................................................        13         46,800       0.0%
#   Tyson Foods, Inc. Class A.................................................. 1,525,160     60,243,820       0.3%
                                                                                          --------------      ----
Total Consumer Staples.........................................................            1,096,213,169       5.7%
                                                                                          --------------      ----
Energy -- (16.8%)
    Anadarko Petroleum Corp.................................................... 2,605,027    245,133,041       1.3%
    Apache Corp................................................................ 1,732,984    118,536,106       0.6%
    Baker Hughes, Inc.......................................................... 1,938,026    132,677,260       0.7%
#   California Resources Corp.................................................. 1,138,527     10,588,301       0.1%
#   Chesapeake Energy Corp..................................................... 3,374,987     53,223,545       0.3%
    Chevron Corp............................................................... 5,878,293    652,843,221       3.4%
#   Cimarex Energy Co..........................................................   155,458     19,338,975       0.1%
    ConocoPhillips............................................................. 6,333,402    430,164,664       2.2%
    Devon Energy Corp.......................................................... 1,695,428    115,645,144       0.6%
    Exxon Mobil Corp........................................................... 5,368,279    469,026,536       2.4%
#   Helmerich & Payne, Inc.....................................................   516,470     40,269,166       0.2%
    Hess Corp.................................................................. 1,442,392    110,919,945       0.6%
#   HollyFrontier Corp.........................................................   542,171     21,025,391       0.1%
    Marathon Oil Corp.......................................................... 3,266,531    101,589,114       0.5%
    Marathon Petroleum Corp.................................................... 1,339,624    132,046,738       0.7%
#   Murphy Oil Corp............................................................   728,510     34,684,361       0.2%
    Nabors Industries, Ltd.....................................................   821,348     13,716,512       0.1%
#   National Oilwell Varco, Inc................................................ 1,745,118     94,951,870       0.5%
*   Newfield Exploration Co....................................................    85,621      3,359,768       0.0%
#   Noble Corp. P.L.C..........................................................   721,779     12,493,994       0.1%
    Occidental Petroleum Corp.................................................. 2,221,423    177,935,982       0.9%
#   Paragon Offshore P.L.C.....................................................   195,894        354,568       0.0%
    Phillips 66................................................................ 1,670,790    132,510,355       0.7%
    QEP Resources, Inc.........................................................   458,418     10,314,405       0.1%
    Tesoro Corp................................................................   615,285     52,809,912       0.3%
#   Transocean, Ltd............................................................ 1,340,027     25,219,308       0.1%
    Valero Energy Corp......................................................... 2,806,975    159,716,877       0.8%
*   Weatherford International P.L.C............................................ 2,173,272     31,621,108       0.2%
*   Whiting Petroleum Corp.....................................................   218,861      8,297,020       0.0%
                                                                                          --------------      ----
Total Energy...................................................................            3,411,013,187      17.8%
                                                                                          --------------      ----
Financials -- (19.5%)
    ACE, Ltd...................................................................   108,288     11,585,733       0.1%
    Aflac, Inc................................................................. 1,122,995     70,793,605       0.4%
#*  Alleghany Corp.............................................................     2,128      1,007,651       0.0%
    Allied World Assurance Co. Holdings AG.....................................   513,539     21,126,994       0.1%
    Allstate Corp. (The)....................................................... 1,129,033     78,648,439       0.4%
    American Financial Group, Inc..............................................   458,785     28,995,212       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
Financials -- (Continued)
    American International Group, Inc..........................................  2,903,721 $163,450,455       0.9%
    American National Insurance Co.............................................     62,827    6,286,470       0.0%
    Assurant, Inc..............................................................    357,292   21,959,166       0.1%
#   Assured Guaranty, Ltd......................................................    154,773    4,022,550       0.0%
#   Axis Capital Holdings, Ltd.................................................    550,404   28,654,032       0.2%
    Bank of America Corp....................................................... 15,546,531  247,656,239       1.3%
    Bank of New York Mellon Corp. (The)........................................  2,970,420  125,767,583       0.7%
#   BB&T Corp..................................................................    851,522   32,604,777       0.2%
    Capital One Financial Corp.................................................  2,044,209  165,274,298       0.9%
    Chubb Corp. (The)..........................................................    206,900   20,348,615       0.1%
#   Cincinnati Financial Corp..................................................     29,070    1,472,105       0.0%
#   CIT Group, Inc.............................................................     25,124    1,131,334       0.0%
    Citigroup, Inc.............................................................  4,980,715  265,571,724       1.4%
    City National Corp.........................................................      1,633      152,196       0.0%
#   CME Group, Inc.............................................................  1,222,099  111,101,020       0.6%
#   CNA Financial Corp.........................................................    459,368   18,512,530       0.1%
    Comerica, Inc..............................................................        600       28,446       0.0%
#*  E*TRADE Financial Corp.....................................................    114,229    3,288,653       0.0%
    Everest Re Group, Ltd......................................................    159,124   28,468,875       0.1%
#   Fifth Third Bancorp........................................................  2,339,660   46,793,200       0.2%
#*  Genworth Financial, Inc. Class A...........................................  2,162,909   19,011,970       0.1%
    Goldman Sachs Group, Inc. (The)............................................  1,243,356  244,219,985       1.3%
    Hartford Financial Services Group, Inc. (The)..............................  2,457,775  100,203,487       0.5%
    HCC Insurance Holdings, Inc................................................     19,760    1,125,530       0.0%
#   Hudson City Bancorp, Inc...................................................     71,664      666,475       0.0%
#   Huntington Bancshares, Inc.................................................  1,535,930   16,680,200       0.1%
    JPMorgan Chase & Co........................................................ 10,421,544  659,266,873       3.4%
    KeyCorp....................................................................    623,739    9,013,029       0.0%
    Legg Mason, Inc............................................................    588,647   30,992,264       0.2%
#   Leucadia National Corp.....................................................    140,625    3,342,656       0.0%
    Lincoln National Corp......................................................  1,311,324   74,076,693       0.4%
    Loews Corp.................................................................  1,977,244   82,332,440       0.4%
#   M&T Bank Corp..............................................................    284,541   34,051,021       0.2%
*   Markel Corp................................................................        600      444,384       0.0%
    MetLife, Inc...............................................................  2,189,692  112,309,303       0.6%
    Morgan Stanley.............................................................  3,805,140  141,969,773       0.7%
    NASDAQ OMX Group, Inc. (The)...............................................    769,936   37,441,988       0.2%
#   New York Community Bancorp, Inc............................................     82,066    1,410,714       0.0%
#   Old Republic International Corp............................................    632,434    9,669,916       0.1%
    PartnerRe, Ltd.............................................................    197,083   25,226,624       0.1%
#   People's United Financial, Inc.............................................    145,708    2,201,648       0.0%
    PNC Financial Services Group, Inc. (The)...................................    997,176   91,470,954       0.5%
#   Principal Financial Group, Inc.............................................    952,189   48,675,902       0.3%
#   Prudential Financial, Inc..................................................  1,149,095   93,766,152       0.5%
    Regions Financial Corp.....................................................  5,599,418   55,042,279       0.3%
#   Reinsurance Group of America, Inc..........................................    331,493   30,371,389       0.2%
    RenaissanceRe Holdings, Ltd................................................     56,971    5,838,958       0.0%
    State Street Corp..........................................................    121,757    9,389,900       0.0%
    SunTrust Banks, Inc........................................................  1,414,848   58,716,192       0.3%
#   Torchmark Corp.............................................................     23,697    1,329,639       0.0%
    Travelers Cos., Inc. (The).................................................    939,429   94,985,666       0.5%
    Unum Group.................................................................  1,307,646   44,669,187       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Financials -- (Continued)
    Validus Holdings, Ltd......................................................    167,263 $    6,996,611       0.0%
    Wells Fargo & Co...........................................................  4,175,882    230,091,098       1.2%
#   WR Berkley Corp............................................................     87,537      4,288,438       0.0%
#   XL Group P.L.C.............................................................  1,327,498     49,223,626       0.3%
#   Zions Bancorporation.......................................................    724,586     20,531,144       0.1%
                                                                                           --------------      ----
Total Financials...............................................................             3,955,746,010      20.7%
                                                                                           --------------      ----
Health Care -- (10.8%)
#*  Actavis P.L.C..............................................................    301,375     85,246,933       0.5%
    Aetna, Inc.................................................................  2,009,110    214,713,586       1.1%
    Agilent Technologies, Inc..................................................    548,756     22,702,036       0.1%
    Anthem, Inc................................................................  1,674,297    252,701,646       1.3%
    Becton Dickinson and Co....................................................     70,518      9,933,871       0.1%
*   Bio-Rad Laboratories, Inc. Class A.........................................      1,222        164,298       0.0%
*   Boston Scientific Corp.....................................................  6,573,232    117,134,994       0.6%
    Cigna Corp.................................................................    320,341     39,927,302       0.2%
#*  Community Health Systems, Inc..............................................    337,268     18,104,546       0.1%
#*  Express Scripts Holding Co.................................................  2,947,224    254,640,154       1.3%
#*  Hologic, Inc...............................................................  1,211,606     40,879,586       0.2%
    Humana, Inc................................................................    707,042    117,086,155       0.6%
#*  Mallinckrodt P.L.C.........................................................     19,194      2,172,377       0.0%
#*  MEDNAX, Inc................................................................      4,300        304,354       0.0%
#   Omnicare, Inc..............................................................    556,064     48,922,511       0.3%
    Perrigo Co. P.L.C..........................................................     13,380      2,452,286       0.0%
#   Pfizer, Inc................................................................ 19,796,068    671,680,587       3.5%
#   Quest Diagnostics, Inc.....................................................    228,176     16,296,330       0.1%
#   Teleflex, Inc..............................................................     91,713     11,277,030       0.1%
    Thermo Fisher Scientific, Inc..............................................  1,315,969    165,390,984       0.9%
    UnitedHealth Group, Inc....................................................    912,609    101,664,643       0.5%
                                                                                           --------------      ----
Total Health Care..............................................................             2,193,396,209      11.5%
                                                                                           --------------      ----
Industrials -- (12.1%)
#   ADT Corp. (The)............................................................    696,004     26,169,750       0.1%
#*  AECOM......................................................................    131,051      4,135,970       0.0%
#   AGCO Corp..................................................................    279,803     14,412,653       0.1%
#   Air Lease Corp.............................................................        100          3,863       0.0%
    Alaska Air Group, Inc......................................................     15,340        982,680       0.0%
#   AMERCO.....................................................................        474        152,647       0.0%
*   Avis Budget Group, Inc.....................................................    383,365     20,755,381       0.1%
#   B/E Aerospace, Inc.........................................................    125,099      7,479,669       0.0%
    Carlisle Cos., Inc.........................................................     13,288      1,282,292       0.0%
*   Colfax Corp................................................................      5,579        276,663       0.0%
#   Copa Holdings SA Class A...................................................      7,183        796,523       0.0%
    CSX Corp...................................................................  5,382,618    194,258,684       1.0%
    Danaher Corp...............................................................    364,647     29,857,296       0.2%
    Eaton Corp. P.L.C..........................................................  1,260,415     86,628,323       0.5%
    FedEx Corp.................................................................    843,839    143,089,779       0.8%
    General Electric Co........................................................ 28,575,994    773,837,918       4.1%
#*  Genesee & Wyoming, Inc. Class A............................................     17,661      1,641,590       0.0%
#*  Hertz Global Holdings, Inc.................................................  1,345,507     28,040,366       0.2%
    Ingersoll-Rand P.L.C.......................................................        100          6,584       0.0%
#*  Jacobs Engineering Group, Inc..............................................    175,921      7,539,974       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Industrials -- (Continued)
#*  JetBlue Airways Corp.......................................................  1,239,040 $   25,437,491       0.1%
#   Joy Global, Inc............................................................     84,284      3,593,870       0.0%
#   Kansas City Southern.......................................................     19,953      2,044,983       0.0%
    KAR Auction Services, Inc..................................................      9,789        364,249       0.0%
*   Kirby Corp.................................................................      8,593        674,808       0.0%
    L-3 Communications Holdings, Inc...........................................    429,306     49,331,552       0.3%
    Manpowergroup, Inc.........................................................     41,004      3,498,871       0.0%
    Nielsen NV.................................................................    420,818     18,911,561       0.1%
#   Norfolk Southern Corp......................................................  1,611,307    162,500,311       0.9%
    Northrop Grumman Corp......................................................  1,364,645    210,209,916       1.1%
#   Orbital ATK, Inc...........................................................     28,988      2,120,762       0.0%
#   Oshkosh Corp...............................................................     25,867      1,392,679       0.0%
#   Owens Corning..............................................................    579,048     22,385,996       0.1%
#   Pentair P.L.C..............................................................    816,835     50,766,295       0.3%
#   Precision Castparts Corp...................................................     75,847     15,676,816       0.1%
*   Quanta Services, Inc.......................................................    554,686     16,035,972       0.1%
    Republic Services, Inc.....................................................  1,746,314     70,952,738       0.4%
    Ryder System, Inc..........................................................    103,082      9,829,900       0.1%
#   Southwest Airlines Co......................................................  3,905,821    158,420,100       0.8%
    SPX Corp...................................................................     22,870      1,760,990       0.0%
    Stanley Black & Decker, Inc................................................    849,309     83,826,798       0.4%
    Textron, Inc...............................................................    105,614      4,644,904       0.0%
#   Towers Watson & Co. Class A................................................      3,045        386,426       0.0%
#   Trinity Industries, Inc....................................................    125,128      3,389,718       0.0%
    Union Pacific Corp.........................................................  1,765,010    187,497,012       1.0%
#*  United Rentals, Inc........................................................     51,317      4,956,196       0.0%
#*  Veritiv Corp...............................................................     34,783      1,382,276       0.0%
#   Waste Connections, Inc.....................................................    144,413      6,846,620       0.0%
                                                                                           --------------      ----
Total Industrials..............................................................             2,460,188,415      12.9%
                                                                                           --------------      ----
Information Technology -- (9.1%)
    Activision Blizzard, Inc...................................................  2,987,304     68,155,341       0.4%
    Amdocs, Ltd................................................................     22,178      1,221,343       0.0%
*   Arrow Electronics, Inc.....................................................    568,882     33,967,944       0.2%
    Avnet, Inc.................................................................    694,662     29,613,441       0.2%
*   Blackhawk Network Holdings, Inc. Class B...................................     16,109        591,361       0.0%
    Brocade Communications Systems, Inc........................................    602,687      6,810,363       0.0%
#   CA, Inc....................................................................  1,532,219     48,678,598       0.3%
    Cisco Systems, Inc......................................................... 12,332,314    355,540,613       1.9%
    Computer Sciences Corp.....................................................    318,655     20,537,315       0.1%
    Corning, Inc...............................................................  3,958,709     82,855,779       0.4%
    EMC Corp...................................................................  4,399,598    118,393,182       0.6%
    Fidelity National Information Services, Inc................................  1,355,832     84,725,942       0.4%
#*  First Solar, Inc...........................................................    154,302      9,207,200       0.1%
    Hewlett-Packard Co.........................................................  9,619,949    317,169,719       1.7%
    IAC/InterActiveCorp........................................................    120,638      8,422,945       0.0%
#*  Ingram Micro, Inc. Class A.................................................    715,108     17,992,117       0.1%
    Intel Corp.................................................................  8,749,317    284,790,268       1.5%
#   Jabil Circuit, Inc.........................................................    230,402      5,188,653       0.0%
    Juniper Networks, Inc......................................................    922,663     24,385,983       0.1%
    Lam Research Corp..........................................................    336,279     25,415,967       0.1%
    Marvell Technology Group, Ltd..............................................    398,733      5,586,249       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Information Technology -- (Continued)
#*  Micron Technology, Inc.....................................................  3,313,798 $   93,217,138       0.5%
*   NCR Corp...................................................................      3,717        101,995       0.0%
#   NVIDIA Corp................................................................    853,991     18,954,330       0.1%
*   ON Semiconductor Corp......................................................     22,525        259,488       0.0%
    Symantec Corp..............................................................    975,622     24,317,378       0.1%
    Western Digital Corp.......................................................    564,843     55,207,755       0.3%
    Xerox Corp.................................................................  5,901,524     67,867,526       0.4%
*   Yahoo!, Inc................................................................    877,399     37,346,488       0.2%
                                                                                           --------------       ---
Total Information Technology...................................................             1,846,522,421       9.7%
                                                                                           --------------       ---
Materials -- (3.6%)
#   Alcoa, Inc.................................................................  4,826,610     64,773,106       0.3%
    Ashland, Inc...............................................................    388,650     49,109,814       0.3%
    Bemis Co., Inc.............................................................    107,209      4,824,405       0.0%
    CF Industries Holdings, Inc................................................     72,219     20,760,796       0.1%
    Dow Chemical Co. (The).....................................................  1,156,074     58,959,774       0.3%
    Eastman Chemical Co........................................................    199,653     15,217,552       0.1%
#   Freeport-McMoRan, Inc......................................................  4,182,311     97,322,377       0.5%
    Huntsman Corp..............................................................     18,579        428,246       0.0%
    International Paper Co.....................................................  1,992,585    107,041,666       0.6%
    MeadWestvaco Corp..........................................................    841,379     41,059,295       0.2%
    Mosaic Co. (The)...........................................................  1,021,330     44,938,520       0.2%
    Newmont Mining Corp........................................................  1,384,540     36,676,465       0.2%
#   Nucor Corp.................................................................  1,231,704     60,181,057       0.3%
    Reliance Steel & Aluminum Co...............................................    359,269     23,251,890       0.1%
    Rock-Tenn Co. Class A......................................................    532,574     33,541,511       0.2%
    Sonoco Products Co.........................................................     39,380      1,759,892       0.0%
    Steel Dynamics, Inc........................................................    912,904     20,202,566       0.1%
#   United States Steel Corp...................................................      3,958         95,071       0.0%
    Vulcan Materials Co........................................................    576,239     49,279,959       0.3%
                                                                                           --------------       ---
Total Materials................................................................               729,423,962       3.8%
                                                                                           --------------       ---
Real Estate Investment Trusts -- (0.0%)
#*  Communications Sales & Leasing, Inc........................................    100,086      3,010,581       0.0%
                                                                                           --------------       ---
Telecommunication Services -- (4.2%)
#   AT&T, Inc.................................................................. 20,643,229    715,081,453       3.7%
#   CenturyLink, Inc...........................................................  2,317,840     83,349,527       0.4%
#   Frontier Communications Corp...............................................  2,395,813     16,435,277       0.1%
#*  Sprint Corp................................................................  2,096,161     10,753,306       0.1%
#*  T-Mobile US, Inc...........................................................    726,568     24,732,375       0.1%
#*  United States Cellular Corp................................................    222,625      8,221,541       0.1%
#*  Windstream Holdings, Inc...................................................     83,405        974,170       0.0%
                                                                                           --------------       ---
Total Telecommunication Services...............................................               859,547,649       4.5%
                                                                                           --------------       ---
Utilities -- (0.3%)
*   Calpine Corp...............................................................    916,143     19,981,079       0.1%
#   NRG Energy, Inc............................................................  1,541,737     38,913,442       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                        PERCENTAGE
                                            SHARES        VALUE+      OF NET ASSETS**
                                          ----------- --------------- ---------------
Utilities -- (Continued)
#            UGI Corp....................     289,750 $    10,086,197        0.1%
                                                      ---------------      -----
Total Utilities..........................                  68,980,718        0.4%
                                                      ---------------      -----
TOTAL COMMON STOCKS......................              19,092,259,040       99.9%
                                                      ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent
             Value Rights................     196,076         198,998        0.0%
(degrees)#*  Safeway PDC, LLC Contingent
             Value Rights................     196,076           9,568        0.0%
                                                      ---------------      -----
TOTAL RIGHTS/WARRANTS....................                     208,566        0.0%
                                                      ---------------      -----
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@ DFA Short Term Investment Fund...... 107,345,414   1,241,986,437        6.5%
                                                      ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,673,864,902).................             $20,334,454,043      106.4%
                                                      ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                  --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary........ $ 2,468,216,719             --   --    $ 2,468,216,719
   Consumer Staples..............   1,096,213,169             --   --      1,096,213,169
   Energy........................   3,411,013,187             --   --      3,411,013,187
   Financials....................   3,955,746,010             --   --      3,955,746,010
   Health Care...................   2,193,396,209             --   --      2,193,396,209
   Industrials...................   2,460,188,415             --   --      2,460,188,415
   Information Technology........   1,846,522,421             --   --      1,846,522,421
   Materials.....................     729,423,962             --   --        729,423,962
   Real Estate Investment Trusts.       3,010,581             --   --          3,010,581
   Telecommunication Services....     859,547,649             --   --        859,547,649
   Utilities.....................      68,980,718             --   --         68,980,718
Rights/Warrants..................              -- $      208,566   --            208,566
Securities Lending Collateral....              --  1,241,986,437   --      1,241,986,437
                                  --------------- --------------   --    ---------------
TOTAL............................ $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                  =============== ==============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Alumina, Ltd............................................................... 4,595,906 $  5,576,895       0.1%
    Alumina, Ltd. Sponsored ADR................................................   172,484      831,235       0.0%
    AMP, Ltd...................................................................   368,252    1,865,370       0.0%
    Asciano, Ltd............................................................... 4,216,676   21,909,485       0.2%
    Bank of Queensland, Ltd....................................................   871,759    8,952,037       0.1%
#   Bendigo & Adelaide Bank, Ltd...............................................   826,382    7,866,372       0.1%
    BHP Billiton, Ltd.......................................................... 1,698,690   43,378,378       0.4%
#   BHP Billiton, Ltd. Sponsored ADR...........................................   776,661   39,834,943       0.4%
    BlueScope Steel, Ltd.......................................................   798,758    2,197,801       0.0%
    Boral, Ltd................................................................. 2,121,437   10,567,716       0.1%
#   CIMIC Group, Ltd...........................................................    60,472    1,001,403       0.0%
    Echo Entertainment Group, Ltd.............................................. 1,832,302    6,542,336       0.1%
#   Fortescue Metals Group, Ltd................................................ 2,888,182    4,879,047       0.1%
    GrainCorp, Ltd. Class A....................................................    94,726      738,434       0.0%
#   Harvey Norman Holdings, Ltd................................................ 1,068,950    3,707,147       0.0%
    Incitec Pivot, Ltd......................................................... 4,638,959   14,568,736       0.2%
    Lend Lease Group...........................................................   707,464    8,939,004       0.1%
    Macquarie Group, Ltd....................................................... 1,166,354   71,465,422       0.7%
#   Metcash, Ltd...............................................................   370,699      386,959       0.0%
    National Australia Bank, Ltd............................................... 2,095,885   60,687,121       0.6%
    New Hope Corp., Ltd........................................................    55,578       95,689       0.0%
*   Newcrest Mining, Ltd....................................................... 2,245,441   25,170,220       0.3%
#   Orica, Ltd.................................................................   216,864    3,436,786       0.0%
    Origin Energy, Ltd......................................................... 2,407,598   24,065,585       0.2%
#   Primary Health Care, Ltd...................................................   731,483    2,863,014       0.0%
*   Qantas Airways, Ltd........................................................ 3,218,770    8,603,576       0.1%
    QBE Insurance Group, Ltd................................................... 2,266,393   24,444,725       0.2%
    Rio Tinto, Ltd.............................................................   384,551   17,334,513       0.2%
    Santos, Ltd................................................................ 4,404,343   28,682,568       0.3%
#   Seven Group Holdings, Ltd..................................................   282,605    1,635,953       0.0%
#   Sims Metal Management, Ltd.................................................   189,439    1,614,582       0.0%
    Sims Metal Management, Ltd. Sponsored ADR..................................   124,013    1,044,189       0.0%
    Suncorp Group, Ltd......................................................... 3,175,610   32,840,161       0.3%
    Tabcorp Holdings, Ltd...................................................... 2,298,480    8,830,010       0.1%
    Tatts Group, Ltd........................................................... 4,306,805   13,719,067       0.1%
    Toll Holdings, Ltd......................................................... 2,149,986   15,217,003       0.2%
    Treasury Wine Estates, Ltd................................................. 1,372,955    6,021,456       0.1%
#   Washington H Soul Pattinson & Co., Ltd.....................................    87,756    1,028,713       0.0%
    Wesfarmers, Ltd............................................................ 2,171,552   74,851,884       0.8%
    Woodside Petroleum, Ltd.................................................... 1,428,197   39,385,674       0.4%
#   WorleyParsons, Ltd.........................................................    80,413      738,164       0.0%
                                                                                          ------------       ---
TOTAL AUSTRALIA................................................................            647,519,373       6.5%
                                                                                          ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG........................................................   358,601   10,124,601       0.1%
    OMV AG.....................................................................    93,780    3,121,342       0.0%
#   Raiffeisen Bank International AG...........................................    57,158      948,843       0.0%
                                                                                          ------------       ---
TOTAL AUSTRIA..................................................................             14,194,786       0.1%
                                                                                          ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
BELGIUM -- (1.2%)
#   Ageas......................................................................   594,176 $ 22,324,507       0.2%
    Belgacom SA................................................................    93,033    3,464,999       0.0%
    Colruyt SA.................................................................     1,956       92,445       0.0%
    Delhaize Group SA..........................................................   246,555   19,847,755       0.2%
    Delhaize Group SA Sponsored ADR............................................   211,600    4,236,232       0.1%
*   KBC Groep NV...............................................................   354,770   23,341,482       0.2%
    Solvay SA..................................................................   198,220   29,186,901       0.3%
#   UCB SA.....................................................................   213,849   15,404,152       0.2%
#   Umicore SA.................................................................   187,273    9,308,711       0.1%
                                                                                          ------------       ---
TOTAL BELGIUM..................................................................            127,207,184       1.3%
                                                                                          ------------       ---
CANADA -- (7.7%)
#   Agnico Eagle Mines, Ltd....................................................   331,609   10,047,753       0.1%
    Agrium, Inc................................................................   239,462   24,815,447       0.3%
    Bank of Montreal...........................................................   860,326   56,179,288       0.6%
    Barrick Gold Corp.(2024644)................................................   706,442    9,181,111       0.1%
    Barrick Gold Corp.(067901108).............................................. 3,305,368   43,035,891       0.4%
#*  BlackBerry, Ltd.(09228F103)................................................   284,796    2,893,527       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)..................................................   326,930    3,319,430       0.0%
#   Bonavista Energy Corp......................................................    27,416      188,833       0.0%
    Cameco Corp.(13321L108)....................................................   150,635    2,648,163       0.0%
    Cameco Corp.(2166160)......................................................   506,586    8,909,867       0.1%
    Canadian Natural Resources, Ltd.(136385101)................................   900,321   29,935,673       0.3%
    Canadian Natural Resources, Ltd.(2171573).................................. 1,849,320   61,449,846       0.6%
    Canadian Oil Sands, Ltd....................................................   110,481    1,200,502       0.0%
#   Canadian Tire Corp., Ltd. Class A..........................................   285,569   30,246,881       0.3%
    Cenovus Energy, Inc........................................................   591,014   11,122,883       0.1%
    Crescent Point Energy Corp.(22576C101).....................................   380,539    9,932,065       0.1%
#   Crescent Point Energy Corp.(B67C8W8).......................................   366,047    9,560,001       0.1%
    Eldorado Gold Corp.(2307873)...............................................   881,059    4,388,864       0.1%
    Eldorado Gold Corp.(284902103).............................................   109,318      542,217       0.0%
    Empire Co., Ltd............................................................    76,425    5,521,730       0.1%
#   Enbridge Income Fund Holdings, Inc.........................................    34,200    1,101,827       0.0%
    Encana Corp................................................................ 2,603,103   36,990,094       0.4%
    Enerplus Corp.(292766102)..................................................   129,489    1,632,856       0.0%
#   Enerplus Corp.(B584T89)....................................................   291,127    3,682,220       0.0%
    Ensign Energy Services, Inc................................................   452,198    3,605,590       0.0%
    Fairfax Financial Holdings, Ltd............................................    63,908   34,907,063       0.4%
    First Quantum Minerals, Ltd................................................ 1,695,455   25,969,337       0.3%
#   Genworth MI Canada, Inc....................................................   112,861    3,288,076       0.0%
    George Weston, Ltd.........................................................    78,313    6,468,855       0.1%
    Goldcorp, Inc.(380956409)..................................................     3,218       60,595       0.0%
    Goldcorp, Inc.(2676302)....................................................   668,943   12,591,542       0.1%
#   Husky Energy, Inc..........................................................   857,666   19,179,303       0.2%
#   Industrial Alliance Insurance & Financial Services, Inc....................   239,036    8,699,603       0.1%
*   Kinross Gold Corp.......................................................... 3,868,295    9,394,202       0.1%
    Loblaw Cos., Ltd...........................................................     1,282       65,168       0.0%
*   Lundin Mining Corp.........................................................   774,699    3,852,627       0.1%
    Magna International, Inc...................................................   312,636   15,754,885       0.2%
    Manulife Financial Corp.(56501R106)........................................   123,961    2,257,330       0.0%
#   Manulife Financial Corp.(2492519).......................................... 3,287,435   59,835,949       0.6%
    Maple Leaf Foods, Inc......................................................   103,446    1,984,894       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
CANADA -- (Continued)
*   MEG Energy Corp............................................................   108,047 $  2,083,923       0.0%
#*  New Gold, Inc..............................................................   555,099    1,863,366       0.0%
#   Osisko Gold Royalties, Ltd.................................................       600        8,041       0.0%
#   Pacific Rubiales Energy Corp...............................................   892,124    3,016,880       0.0%
    Pan American Silver Corp...................................................    16,837      161,183       0.0%
#   Pengrowth Energy Corp......................................................   694,497    2,331,300       0.0%
#   Penn West Petroleum, Ltd................................................... 1,034,275    2,571,757       0.0%
    Precision Drilling Corp.(B5YPLH9)..........................................   793,285    5,772,932       0.1%
    Precision Drilling Corp.(74022D308)........................................    14,251      103,605       0.0%
#   Sun Life Financial, Inc....................................................   910,527   29,138,373       0.3%
    Suncor Energy, Inc.(B3NB1P2)............................................... 3,750,370  122,131,817       1.2%
    Suncor Energy, Inc.(867224107).............................................    73,439    2,394,111       0.0%
    Talisman Energy, Inc.(2068299)............................................. 3,783,418   30,198,355       0.3%
    Talisman Energy, Inc.(87425E103)...........................................   118,049      940,851       0.0%
    Teck Resources, Ltd. Class A...............................................     4,115       66,850       0.0%
#   Teck Resources, Ltd. Class B............................................... 1,123,435   17,030,772       0.2%
#   Thomson Reuters Corp.......................................................   464,678   19,091,661       0.2%
#   TMX Group, Ltd.............................................................     9,500      423,386       0.0%
#   TransAlta Corp.(2901628)...................................................   822,852    8,184,189       0.1%
    TransAlta Corp.(89346D107).................................................    88,516      878,079       0.0%
*   Turquoise Hill Resources, Ltd.(900435108)..................................   127,382      529,909       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)....................................   780,677    3,274,120       0.0%
    West Fraser Timber Co., Ltd................................................    50,666    2,607,000       0.0%
#   Whitecap Resources, Inc....................................................   675,235    8,366,982       0.1%
#   WSP Global, Inc............................................................    73,238    2,610,223       0.0%
    Yamana Gold, Inc........................................................... 1,426,728    5,451,486       0.1%
                                                                                          ------------       ---
TOTAL CANADA...................................................................            847,673,139       8.5%
                                                                                          ------------       ---
DENMARK -- (1.3%)
    AP Moeller--Maersk A.S. Class A............................................     6,961   13,420,079       0.1%
    AP Moeller--Maersk A.S. Class B............................................    19,275   38,252,862       0.4%
    Carlsberg A.S. Class B.....................................................   334,440   30,490,405       0.3%
    Danske Bank A.S............................................................   618,288   17,535,064       0.2%
*   H Lundbeck A.S.............................................................   135,698    2,639,461       0.0%
*   Jyske Bank A.S.............................................................   122,137    5,980,909       0.1%
    TDC A.S.................................................................... 2,749,229   20,930,998       0.2%
    Vestas Wind Systems A.S....................................................   310,869   14,100,224       0.1%
                                                                                          ------------       ---
TOTAL DENMARK..................................................................            143,350,002       1.4%
                                                                                          ------------       ---
FINLAND -- (0.7%)
    Fortum Oyj................................................................. 1,444,065   28,516,536       0.3%
#   Kesko Oyj Class A..........................................................       662       25,226       0.0%
    Kesko Oyj Class B..........................................................   138,917    5,675,981       0.1%
    Neste Oil Oyj..............................................................   270,610    7,360,060       0.1%
    Stora Enso Oyj Class R..................................................... 1,691,951   17,804,858       0.2%
    Stora Enso Oyj Sponsored ADR...............................................    91,500      958,920       0.0%
    UPM-Kymmene Oyj............................................................   857,615   15,518,161       0.1%
#   UPM-Kymmene Oyj Sponsored ADR..............................................    69,300    1,243,242       0.0%
                                                                                          ------------       ---
TOTAL FINLAND..................................................................             77,102,984       0.8%
                                                                                          ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
FRANCE -- (7.9%)
#   AXA SA..................................................................... 4,004,754 $101,263,553       1.0%
    AXA SA Sponsored ADR.......................................................   140,900    3,547,862       0.0%
    BNP Paribas SA............................................................. 1,173,096   74,082,501       0.7%
*   Bollore SA(BQR9N80)........................................................    10,000       55,581       0.0%
    Bollore SA(4572709)........................................................ 1,777,440   10,158,148       0.1%
#   Bouygues SA................................................................   709,374   29,286,280       0.3%
    Cap Gemini SA..............................................................       795       70,831       0.0%
    Casino Guichard Perrachon SA...............................................   178,667   15,799,075       0.2%
#*  CGG SA Sponsored ADR.......................................................   128,590      915,561       0.0%
    Cie de Saint-Gobain........................................................ 1,565,233   71,135,279       0.7%
    Cie Generale des Etablissements Michelin...................................   334,818   37,337,500       0.4%
    CNP Assurances.............................................................   408,378    7,339,966       0.1%
    Credit Agricole SA.........................................................   858,491   13,356,700       0.1%
    Eiffage SA.................................................................    46,924    2,861,535       0.0%
    Electricite de France SA...................................................   507,407   12,910,903       0.1%
#   GDF Suez................................................................... 3,247,971   66,084,477       0.7%
    Groupe Eurotunnel SE.......................................................    61,064      979,012       0.0%
#   Lafarge SA.................................................................   519,321   37,892,189       0.4%
    Lagardere SCA..............................................................   221,491    7,110,054       0.1%
    Natixis SA................................................................. 2,133,151   17,657,076       0.2%
    Orange SA.................................................................. 3,989,277   65,708,630       0.7%
*   Peugeot SA................................................................. 1,247,729   23,589,076       0.2%
#   Renault SA.................................................................   759,515   79,914,398       0.8%
    Rexel SA...................................................................   568,634   10,716,837       0.1%
#   SCOR SE....................................................................   318,283   11,455,558       0.1%
    Societe Generale SA........................................................ 1,435,323   71,758,485       0.7%
    STMicroelectronics NV...................................................... 1,904,563   15,189,986       0.2%
    Total SA...................................................................   796,926   43,153,504       0.4%
    Vallourec SA...............................................................   290,641    6,853,551       0.1%
    Vivendi SA................................................................. 1,399,558   35,085,078       0.3%
                                                                                          ------------       ---
TOTAL FRANCE...................................................................            873,269,186       8.7%
                                                                                          ------------       ---
GERMANY -- (6.9%)
#   Allianz SE.................................................................   768,935  130,883,988       1.3%
    Allianz SE ADR............................................................. 2,811,910   48,364,852       0.5%
    Bayerische Motoren Werke AG................................................   829,743   97,880,295       1.0%
    Celesio AG.................................................................    38,151    1,132,109       0.0%
*   Commerzbank AG............................................................. 1,603,495   21,632,569       0.2%
    Daimler AG................................................................. 2,214,556  212,922,187       2.1%
#   Deutsche Bank AG(D18190898)................................................   543,085   17,433,029       0.2%
    Deutsche Bank AG(5750355)..................................................   791,806   25,323,408       0.3%
*   Deutsche Lufthansa AG......................................................   895,598   12,351,763       0.1%
    Deutsche Telekom AG Sponsored ADR..........................................       628       11,536       0.0%
#   E.ON SE.................................................................... 2,493,630   38,820,838       0.4%
    Fraport AG Frankfurt Airport Services Worldwide............................   106,349    6,726,481       0.1%
#   Hannover Rueck SE..........................................................    47,074    4,785,104       0.1%
#   HeidelbergCement AG........................................................   392,698   30,143,658       0.3%
    K+S AG.....................................................................   444,055   14,475,936       0.1%
    Metro AG...................................................................   337,849   12,245,293       0.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG..............................   273,971   53,478,460       0.5%
    Osram Licht AG.............................................................    56,824    2,993,707       0.0%
#*  Talanx AG..................................................................   108,303    3,445,185       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
GERMANY -- (Continued)
    Telefonica Deutschland Holding AG..........................................  1,344,231 $  8,331,029       0.1%
#   Volkswagen AG..............................................................     73,902   18,720,388       0.2%
                                                                                           ------------       ---
TOTAL GERMANY..................................................................             762,101,815       7.6%
                                                                                           ------------       ---
HONG KONG -- (2.7%)
    Cathay Pacific Airways, Ltd................................................  4,385,000   11,280,284       0.1%
    CK Hutchison Holdings, Ltd.................................................    111,000    2,404,973       0.0%
*   FIH Mobile, Ltd............................................................  3,246,000    1,721,719       0.0%
    Great Eagle Holdings, Ltd..................................................    678,324    2,489,787       0.0%
    Guoco Group, Ltd...........................................................     12,000      146,914       0.0%
    Hang Lung Group, Ltd.......................................................    847,000    4,489,823       0.0%
    Hang Lung Properties, Ltd..................................................  2,530,000    8,536,535       0.1%
    Henderson Land Development Co., Ltd........................................  2,277,177   18,314,990       0.2%
    Hongkong & Shanghai Hotels (The)...........................................  1,690,631    2,478,015       0.0%
    Hopewell Holdings, Ltd.....................................................  1,244,169    4,776,903       0.1%
    Hutchison Whampoa, Ltd.....................................................  5,076,000   74,495,202       0.7%
    Kerry Logistics Network, Ltd...............................................    325,000      522,585       0.0%
    Kerry Properties, Ltd......................................................  1,905,000    7,725,793       0.1%
    MTR Corp., Ltd.............................................................    950,426    4,652,730       0.1%
    New World Development Co., Ltd............................................. 22,810,543   30,196,270       0.3%
    Orient Overseas International, Ltd.........................................    709,500    4,349,980       0.0%
    Shangri-La Asia, Ltd.......................................................  3,750,000    5,697,159       0.1%
    Sino Land Co., Ltd.........................................................  4,993,765    8,798,656       0.1%
    Sun Hung Kai Properties, Ltd...............................................  2,883,920   47,934,718       0.5%
    Swire Pacific, Ltd. Class A................................................  1,011,500   13,655,342       0.1%
    Swire Pacific, Ltd. Class B................................................    407,500    1,037,512       0.0%
    Wharf Holdings, Ltd. (The).................................................  3,706,990   26,780,751       0.3%
    Wheelock & Co., Ltd........................................................  3,443,000   19,320,896       0.2%
                                                                                           ------------       ---
TOTAL HONG KONG................................................................             301,807,537       3.0%
                                                                                           ------------       ---
IRELAND -- (0.2%)
*   Bank of Ireland............................................................ 30,521,940   11,798,977       0.1%
    CRH P.L.C..................................................................    295,666    8,307,517       0.1%
#   CRH P.L.C. Sponsored ADR...................................................    215,216    6,015,287       0.1%
                                                                                           ------------       ---
TOTAL IRELAND..................................................................              26,121,781       0.3%
                                                                                           ------------       ---
ISRAEL -- (0.3%)
    Azrieli Group..............................................................     26,077    1,125,001       0.0%
    Bank Hapoalim BM...........................................................  3,220,797   16,110,288       0.2%
*   Bank Leumi Le-Israel BM....................................................  3,225,754   12,537,351       0.1%
    Elbit Systems, Ltd.........................................................        602       46,619       0.0%
*   Israel Discount Bank, Ltd. Class A.........................................    832,836    1,463,055       0.0%
    Migdal Insurance & Financial Holding, Ltd..................................     10,788       13,062       0.0%
*   Mizrahi Tefahot Bank, Ltd..................................................    270,883    3,029,827       0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.........................     13,324      805,036       0.0%
                                                                                           ------------       ---
TOTAL ISRAEL...................................................................              35,130,239       0.4%
                                                                                           ------------       ---
ITALY -- (1.3%)
#*  Banca Monte dei Paschi di Siena SpA........................................  5,536,180    3,411,996       0.1%
*   Banco Popolare SC..........................................................    666,220   10,532,572       0.1%
    Eni SpA....................................................................    547,496   10,504,176       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
ITALY -- (Continued)
*   Finmeccanica SpA...........................................................   185,045 $  2,360,972       0.0%
    Mediobanca SpA............................................................. 1,909,740   18,538,925       0.2%
*   Telecom Italia SpA.........................................................   631,990      745,917       0.0%
#*  Telecom Italia SpA Sponsored ADR........................................... 1,873,200   22,010,100       0.2%
    UniCredit SpA.............................................................. 6,940,290   49,818,281       0.5%
    Unione di Banche Italiane SCPA............................................. 3,582,791   28,437,945       0.3%
                                                                                          ------------       ---
TOTAL ITALY....................................................................            146,360,884       1.5%
                                                                                          ------------       ---
JAPAN -- (19.9%)
    77 Bank, Ltd. (The)........................................................   529,372    3,055,102       0.0%
    Aeon Co., Ltd.............................................................. 2,819,200   35,073,305       0.4%
#   Aisin Seiki Co., Ltd.......................................................   642,200   29,366,476       0.3%
    Alfresa Holdings Corp......................................................   386,000    5,784,864       0.1%
    Amada Holdings Co., Ltd....................................................   563,600    5,687,427       0.1%
    Aoyama Trading Co., Ltd....................................................    20,400      705,598       0.0%
    Asahi Glass Co., Ltd....................................................... 2,364,000   15,909,621       0.2%
    Asahi Kasei Corp........................................................... 3,531,000   33,250,114       0.3%
    Autobacs Seven Co., Ltd....................................................   136,600    2,127,616       0.0%
    Awa Bank, Ltd. (The).......................................................    56,600      335,990       0.0%
    Bank of Kyoto, Ltd. (The)..................................................   709,400    7,733,519       0.1%
    Bank of Yokohama, Ltd. (The)............................................... 2,785,000   17,675,183       0.2%
    Canon Marketing Japan, Inc.................................................   131,800    2,475,823       0.0%
    Chiba Bank, Ltd. (The)..................................................... 1,204,000    9,894,971       0.1%
    Chugoku Bank, Ltd. (The)...................................................   310,800    4,993,354       0.1%
    Citizen Holdings Co., Ltd..................................................   689,600    5,457,280       0.1%
#   Coca-Cola East Japan Co., Ltd..............................................    75,500    1,410,874       0.0%
    Coca-Cola West Co., Ltd....................................................   159,107    2,531,371       0.0%
    COMSYS Holdings Corp.......................................................    56,400      785,752       0.0%
*   Cosmo Oil Co., Ltd......................................................... 1,273,364    1,887,849       0.0%
    Dai Nippon Printing Co., Ltd............................................... 1,335,000   13,791,347       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The).................................... 1,054,900   17,338,228       0.2%
    Daido Steel Co., Ltd.......................................................   675,000    3,227,566       0.0%
#   Daihatsu Motor Co., Ltd....................................................   359,400    5,206,061       0.1%
    Daiichi Sankyo Co., Ltd....................................................   711,000   12,349,136       0.1%
    Denki Kagaku Kogyo K.K.....................................................   992,000    4,050,524       0.0%
    DIC Corp................................................................... 1,508,000    4,562,415       0.1%
    Ebara Corp.................................................................   673,000    2,991,849       0.0%
    Fuji Media Holdings, Inc...................................................    74,400    1,041,580       0.0%
    FUJIFILM Holdings Corp.....................................................   838,600   31,587,556       0.3%
    Fukuoka Financial Group, Inc............................................... 1,218,000    6,997,707       0.1%
#   Fukuyama Transporting Co., Ltd.............................................    85,000      481,642       0.0%
    Furukawa Electric Co., Ltd.................................................   633,000    1,160,221       0.0%
    Glory, Ltd.................................................................   185,800    5,142,446       0.1%
    Gunma Bank, Ltd. (The).....................................................   650,397    4,605,635       0.1%
    H2O Retailing Corp.........................................................   198,900    3,578,754       0.0%
    Hachijuni Bank, Ltd. (The).................................................   620,231    4,835,149       0.1%
    Hankyu Hanshin Holdings, Inc............................................... 1,827,000   11,027,907       0.1%
    Higo Bank, Ltd. (The)......................................................   274,000    1,761,076       0.0%
    Hiroshima Bank, Ltd. (The)................................................. 1,041,000    6,080,296       0.1%
#   Hitachi Capital Corp.......................................................    98,600    2,233,796       0.0%
    Hitachi Chemical Co., Ltd..................................................   225,600    4,366,699       0.0%
#   Hitachi Construction Machinery Co., Ltd....................................   322,800    5,730,867       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
JAPAN -- (Continued)
    Hitachi High-Technologies Corp.............................................     14,600 $    423,103       0.0%
    Hitachi Transport System, Ltd..............................................    105,000    1,693,370       0.0%
    Hokuhoku Financial Group, Inc..............................................  1,919,000    4,589,156       0.1%
    Honda Motor Co., Ltd.......................................................  2,839,900   95,208,668       1.0%
    House Foods Group, Inc.....................................................    111,600    2,279,001       0.0%
    Ibiden Co., Ltd............................................................    459,900    8,043,478       0.1%
    Idemitsu Kosan Co., Ltd....................................................    337,596    6,539,844       0.1%
    Iida Group Holdings Co., Ltd...............................................    108,600    1,457,596       0.0%
    Inpex Corp.................................................................  1,335,200   16,757,195       0.2%
    ITOCHU Corp................................................................  3,608,800   44,435,396       0.4%
    Iyo Bank, Ltd. (The).......................................................    476,000    5,929,517       0.1%
    J Front Retailing Co., Ltd.................................................    894,300   14,902,342       0.2%
    JFE Holdings, Inc..........................................................  1,259,700   28,437,532       0.3%
    Joyo Bank, Ltd. (The)......................................................  1,307,000    7,149,213       0.1%
    JTEKT Corp.................................................................     28,800      490,513       0.0%
    JX Holdings, Inc...........................................................  5,156,233   22,453,755       0.2%
#   K's Holdings Corp..........................................................     71,300    2,380,689       0.0%
    Kagoshima Bank, Ltd. (The).................................................    351,143    2,527,523       0.0%
    Kamigumi Co., Ltd..........................................................    442,000    4,425,371       0.1%
    Kaneka Corp................................................................  1,045,542    7,289,404       0.1%
#   Kawasaki Kisen Kaisha, Ltd.................................................  3,579,000    9,244,960       0.1%
    Keiyo Bank, Ltd. (The).....................................................    410,000    2,426,938       0.0%
    Kinden Corp................................................................    207,000    2,907,455       0.0%
    Kirin Holdings Co., Ltd....................................................    341,000    4,513,546       0.1%
    Kobe Steel, Ltd............................................................ 12,790,000   23,246,959       0.2%
    Konica Minolta, Inc........................................................  1,762,300   19,459,489       0.2%
    Kuraray Co., Ltd...........................................................  1,109,700   15,006,166       0.2%
    Kurita Water Industries, Ltd...............................................      7,500      194,883       0.0%
    Kyocera Corp...............................................................    229,500   11,980,234       0.1%
    Kyocera Corp. Sponsored ADR................................................     25,197    1,309,236       0.0%
    Kyowa Hakko Kirin Co., Ltd.................................................    163,000    2,386,116       0.0%
    Lintec Corp................................................................      1,700       41,700       0.0%
#   LIXIL Group Corp...........................................................    445,400    9,283,710       0.1%
    Maeda Road Construction Co., Ltd...........................................     36,000      593,301       0.0%
    Marubeni Corp..............................................................  2,982,600   18,468,420       0.2%
    Marui Group Co., Ltd.......................................................    217,242    2,371,545       0.0%
#   Maruichi Steel Tube, Ltd...................................................     68,600    1,732,669       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.........................................      5,000      182,055       0.0%
    Medipal Holdings Corp......................................................    367,600    5,014,982       0.1%
    Mitsubishi Chemical Holdings Corp..........................................  6,096,500   37,958,208       0.4%
    Mitsubishi Corp............................................................  1,045,900   22,567,066       0.2%
#   Mitsubishi Gas Chemical Co., Inc...........................................    609,000    3,402,959       0.0%
    Mitsubishi Heavy Industries, Ltd...........................................    721,000    3,994,858       0.0%
#   Mitsubishi Materials Corp..................................................  4,804,000   17,294,282       0.2%
    Mitsubishi UFJ Financial Group, Inc........................................ 21,459,506  152,455,840       1.5%
    Mitsubishi UFJ Financial Group, Inc. ADR...................................  4,781,372   33,947,741       0.3%
    Mitsui & Co., Ltd..........................................................  1,339,800   18,738,608       0.2%
    Mitsui & Co., Ltd. Sponsored ADR...........................................     11,723    3,315,382       0.0%
    Mitsui Chemicals, Inc......................................................  3,169,800   10,479,325       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.................................  1,497,000    2,688,155       0.0%
    Mitsui Mining & Smelting Co., Ltd..........................................     69,030      164,013       0.0%
#   Mitsui OSK Lines, Ltd......................................................  3,362,000   11,870,238       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
JAPAN -- (Continued)
    Mizuho Financial Group, Inc................................................ 51,633,200 $98,427,317       1.0%
    Mizuho Financial Group, Inc. ADR...........................................    205,757     785,992       0.0%
    MS&AD Insurance Group Holdings, Inc........................................    481,553  13,780,619       0.1%
    Nagase & Co., Ltd..........................................................    235,889   3,117,522       0.0%
    Nanto Bank, Ltd. (The).....................................................     71,000     256,664       0.0%
    NEC Corp................................................................... 10,559,101  35,130,248       0.4%
    NH Foods, Ltd..............................................................    179,536   3,922,598       0.0%
    NHK Spring Co., Ltd........................................................    472,100   5,404,861       0.1%
#   Nikon Corp.................................................................    779,200  11,079,033       0.1%
    Nippo Corp.................................................................    148,000   2,475,158       0.0%
#   Nippon Electric Glass Co., Ltd.............................................    633,000   3,599,661       0.0%
    Nippon Express Co., Ltd....................................................  3,077,238  17,664,723       0.2%
    Nippon Paper Industries Co., Ltd...........................................    334,100   5,826,058       0.1%
    Nippon Shokubai Co., Ltd...................................................    293,000   4,045,350       0.0%
    Nippon Steel & Sumitomo Metal Corp......................................... 19,063,940  49,589,428       0.5%
    Nippon Yusen K.K...........................................................  7,040,000  22,130,266       0.2%
    Nishi-Nippon City Bank, Ltd. (The).........................................  1,412,569   4,501,068       0.1%
    Nissan Motor Co., Ltd......................................................  5,844,900  60,674,102       0.6%
    Nisshin Seifun Group, Inc..................................................    343,218   4,002,663       0.0%
    Nisshinbo Holdings, Inc....................................................    305,000   3,159,185       0.0%
    NOK Corp...................................................................     74,720   2,348,101       0.0%
    Nomura Holdings, Inc.......................................................  2,562,900  16,626,593       0.2%
    Nomura Real Estate Holdings, Inc...........................................    166,300   3,380,382       0.0%
    NTN Corp...................................................................  1,514,000   8,264,214       0.1%
    NTT DOCOMO, Inc............................................................  3,018,500  53,465,121       0.5%
    NTT DOCOMO, Inc. Sponsored ADR.............................................      3,318      58,762       0.0%
    Obayashi Corp..............................................................    355,682   2,375,766       0.0%
    Oji Holdings Corp..........................................................  3,392,000  15,085,677       0.2%
    Otsuka Holdings Co., Ltd...................................................    411,900  13,001,428       0.1%
    Resona Holdings, Inc.......................................................  3,227,600  17,209,772       0.2%
    Ricoh Co., Ltd.............................................................  3,215,400  33,230,277       0.3%
    Rohm Co., Ltd..............................................................    165,400  11,472,933       0.1%
    Sankyo Co., Ltd............................................................     82,500   3,124,816       0.0%
    SBI Holdings, Inc..........................................................    311,800   4,136,214       0.0%
    Seino Holdings Co., Ltd....................................................    315,000   3,615,854       0.0%
    Sekisui Chemical Co., Ltd..................................................    105,000   1,400,063       0.0%
    Sekisui House, Ltd.........................................................  2,117,600  32,824,192       0.3%
    Shiga Bank, Ltd. (The).....................................................    451,185   2,373,604       0.0%
#   Shinsei Bank, Ltd..........................................................  1,911,000   3,910,502       0.0%
    Shizuoka Bank, Ltd. (The)..................................................    998,000  10,987,142       0.1%
    Showa Denko K.K............................................................  5,905,000   8,072,048       0.1%
    Showa Shell Sekiyu K.K.....................................................    231,300   2,231,184       0.0%
    SKY Perfect JSAT Holdings, Inc.............................................    524,100   3,282,775       0.0%
    Sojitz Corp................................................................  1,906,800   3,728,543       0.0%
    Sompo Japan Nipponkoa Holdings, Inc........................................    336,300  10,986,861       0.1%
#*  Sony Corp. Sponsored ADR...................................................  1,167,334  35,288,507       0.4%
    Sumitomo Chemical Co., Ltd.................................................  6,747,000  37,944,781       0.4%
    Sumitomo Corp..............................................................    852,600  10,067,260       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.........................................     69,100     780,758       0.0%
    Sumitomo Electric Industries, Ltd..........................................  2,774,300  39,195,744       0.4%
    Sumitomo Forestry Co., Ltd.................................................    493,000   5,714,452       0.1%
    Sumitomo Heavy Industries, Ltd.............................................  1,646,000  10,226,602       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES      VALUE++     OF NET ASSETS**
                                                                                --------- -------------- ---------------
JAPAN -- (Continued)
    Sumitomo Metal Mining Co., Ltd.............................................   794,000 $   11,637,812       0.1%
    Sumitomo Mitsui Financial Group, Inc....................................... 2,728,500    119,138,825       1.2%
    Sumitomo Mitsui Trust Holdings, Inc........................................ 4,217,629     18,565,744       0.2%
    Sumitomo Osaka Cement Co., Ltd.............................................   196,000        638,363       0.0%
    Sumitomo Rubber Industries, Ltd............................................   396,600      7,353,492       0.1%
    Suzuken Co., Ltd...........................................................   131,450      4,113,385       0.0%
    Suzuki Motor Corp..........................................................   475,500     15,369,161       0.2%
    T&D Holdings, Inc.......................................................... 2,073,500     29,920,141       0.3%
    Taisho Pharmaceutical Holdings Co., Ltd....................................    47,099      3,309,859       0.0%
    Takashimaya Co., Ltd.......................................................   753,634      7,033,253       0.1%
    TDK Corp...................................................................   525,100     37,824,101       0.4%
    Teijin, Ltd................................................................ 3,936,450     13,371,978       0.1%
    Tokai Rika Co., Ltd........................................................   165,500      4,043,600       0.0%
    Tokio Marine Holdings, Inc.................................................   692,300     28,222,086       0.3%
    Tokyo Broadcasting System Holdings, Inc....................................    83,800      1,098,383       0.0%
    Toppan Printing Co., Ltd................................................... 1,032,000      8,652,636       0.1%
    Toshiba TEC Corp...........................................................    36,000        199,646       0.0%
    Tosoh Corp................................................................. 1,671,000      8,958,678       0.1%
    Toyo Seikan Group Holdings, Ltd............................................   284,849      4,504,252       0.1%
    Toyobo Co., Ltd............................................................   664,000      1,012,252       0.0%
    Toyoda Gosei Co., Ltd......................................................   203,600      4,710,601       0.1%
#   Toyota Boshoku Corp........................................................   156,600      2,325,041       0.0%
#   Toyota Tsusho Corp.........................................................   890,000     22,883,389       0.2%
    Ube Industries, Ltd........................................................ 3,078,000      5,106,530       0.1%
    Ushio, Inc.................................................................    36,800        482,578       0.0%
    Wacoal Holdings Corp.......................................................   172,000      1,911,528       0.0%
#   Yamada Denki Co., Ltd...................................................... 1,608,100      6,582,064       0.1%
#   Yamaguchi Financial Group, Inc.............................................   510,148      6,394,606       0.1%
    Yamaha Corp................................................................   224,600      4,081,469       0.0%
    Yamato Kogyo Co., Ltd......................................................    61,700      1,451,672       0.0%
    Yamazaki Baking Co., Ltd...................................................   145,000      2,566,583       0.0%
    Yokohama Rubber Co., Ltd. (The)............................................   406,000      4,368,796       0.1%
                                                                                          --------------      ----
TOTAL JAPAN....................................................................            2,210,760,199      22.1%
                                                                                          --------------      ----
NETHERLANDS -- (2.7%)
    Aegon NV................................................................... 2,915,542     23,003,329       0.2%
#   Akzo Nobel NV..............................................................    31,747      2,429,081       0.0%
#   ArcelorMittal(B03XPL1)..................................................... 3,474,174     36,970,251       0.4%
#   ArcelorMittal(B295F26).....................................................   638,488      6,825,437       0.1%
    Boskalis Westminster NV....................................................   170,874      8,878,714       0.1%
*   ING Groep NV............................................................... 6,479,202     99,400,933       1.0%
#*  ING Groep NV Sponsored ADR................................................. 1,297,167     19,872,598       0.2%
    Koninklijke Ahold NV.......................................................   246,583      4,777,319       0.0%
    Koninklijke DSM NV.........................................................   654,058     37,301,316       0.4%
    Koninklijke KPN NV......................................................... 3,251,631     12,056,254       0.1%
    Koninklijke Philips NV(500472303)..........................................    73,465      2,101,834       0.0%
    Koninklijke Philips NV(5986622)............................................ 1,384,825     39,667,264       0.4%
#   TNT Express NV.............................................................    72,118        615,604       0.0%
                                                                                          --------------      ----
TOTAL NETHERLANDS..............................................................              293,899,934       2.9%
                                                                                          --------------      ----
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd........................................   691,489      2,426,575       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
NEW ZEALAND -- (Continued)
    Contact Energy, Ltd........................................................  1,292,916 $  5,598,998       0.1%
#   Fletcher Building, Ltd.....................................................    442,829    2,803,157       0.0%
                                                                                           ------------       ---
TOTAL NEW ZEALAND..............................................................              10,828,730       0.1%
                                                                                           ------------       ---
NORWAY -- (0.6%)
#   Aker ASA Class A...........................................................     52,913    1,191,659       0.0%
#   DNB ASA....................................................................    508,759    9,038,202       0.1%
#   Norsk Hydro ASA............................................................  1,118,419    5,296,608       0.1%
    Norsk Hydro ASA Sponsored ADR..............................................     59,900      283,327       0.0%
#   Seadrill, Ltd..............................................................    389,333    5,096,369       0.1%
#   SpareBank 1 SR Bank ASA....................................................     67,916      503,693       0.0%
    Statoil ASA................................................................  1,168,285   24,768,061       0.2%
#   Statoil ASA Sponsored ADR..................................................    491,223   10,428,664       0.1%
*   Storebrand ASA.............................................................    777,915    2,750,474       0.0%
    Subsea 7 SA................................................................    669,306    7,434,537       0.1%
    Yara International ASA.....................................................     52,100    2,669,471       0.0%
                                                                                           ------------       ---
TOTAL NORWAY...................................................................              69,461,065       0.7%
                                                                                           ------------       ---
PORTUGAL -- (0.0%)
#*  Banco Comercial Portugues SA...............................................  6,525,893      649,855       0.0%
*   Banco Espirito Santo SA....................................................  2,631,973           --       0.0%
    EDP Renovaveis SA..........................................................    541,158    3,782,865       0.0%
                                                                                           ------------       ---
TOTAL PORTUGAL.................................................................               4,432,720       0.0%
                                                                                           ------------       ---
SINGAPORE -- (1.1%)
    CapitaLand, Ltd............................................................  3,197,300    8,897,558       0.1%
    City Developments, Ltd.....................................................    555,000    4,465,501       0.0%
    DBS Group Holdings, Ltd....................................................  2,037,387   32,374,836       0.3%
    Frasers Centrepoint, Ltd...................................................    439,400      628,624       0.0%
    Golden Agri-Resources, Ltd................................................. 15,835,000    5,009,434       0.1%
    GuocoLand, Ltd.............................................................      9,000       12,906       0.0%
    Hutchison Port Holdings Trust.............................................. 12,638,200    8,515,114       0.1%
#*  Neptune Orient Lines, Ltd..................................................  1,388,004    1,187,629       0.0%
#   Noble Group, Ltd........................................................... 15,073,900    9,816,376       0.1%
#   Olam International, Ltd....................................................    466,600      711,651       0.0%
    OUE, Ltd...................................................................    405,000      675,924       0.0%
    Singapore Airlines, Ltd....................................................  2,371,600   21,852,351       0.2%
#   United Industrial Corp., Ltd...............................................  1,995,066    5,168,362       0.1%
#   UOL Group, Ltd.............................................................  1,001,864    6,024,197       0.1%
    Venture Corp., Ltd.........................................................    536,400    3,420,950       0.0%
    Wheelock Properties Singapore, Ltd.........................................    861,000    1,247,873       0.0%
    Wilmar International, Ltd..................................................  4,154,000   10,202,735       0.1%
                                                                                           ------------       ---
TOTAL SINGAPORE................................................................             120,212,021       1.2%
                                                                                           ------------       ---
SPAIN -- (2.3%)
*   Acciona SA.................................................................     94,122    7,120,702       0.1%
#   Banco de Sabadell SA....................................................... 16,018,603   42,840,987       0.4%
    Banco Popular Espanol SA...................................................  3,608,273   18,774,035       0.2%
    Banco Santander SA.........................................................  3,558,854   26,906,955       0.3%
    Banco Santander SA Sponsored ADR...........................................    760,392    5,718,148       0.1%
    CaixaBank SA...............................................................  2,249,372   11,281,838       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
SPAIN -- (Continued)
    Iberdrola SA............................................................... 14,302,198 $ 95,728,713       0.9%
    Mapfre SA..................................................................  2,258,646    8,393,346       0.1%
    Repsol SA..................................................................  1,624,952   33,496,671       0.3%
                                                                                           ------------       ---
TOTAL SPAIN....................................................................             250,261,395       2.5%
                                                                                           ------------       ---
SWEDEN -- (2.8%)
#   Boliden AB.................................................................  1,081,129   23,488,252       0.2%
    Holmen AB Class A..........................................................      5,131      168,590       0.0%
    Holmen AB Class B..........................................................     26,875      889,238       0.0%
    ICA Gruppen AB.............................................................      2,667       98,935       0.0%
    Meda AB Class A............................................................    308,435    5,177,202       0.1%
    Millicom International Cellular SA.........................................      2,889      225,390       0.0%
    Nordea Bank AB.............................................................  3,699,255   46,999,566       0.5%
    Skandinaviska Enskilda Banken AB Class A...................................  3,767,728   47,611,542       0.5%
    Skandinaviska Enskilda Banken AB Class C...................................     22,560      277,590       0.0%
#*  SSAB AB Class A............................................................    181,327    1,096,931       0.0%
#*  SSAB AB Class B............................................................     77,575      402,896       0.0%
    Svenska Cellulosa AB SCA Class A...........................................     69,959    1,773,606       0.0%
    Svenska Cellulosa AB SCA Class B...........................................  2,234,256   56,515,429       0.6%
    Svenska Handelsbanken AB Class A...........................................    391,721   18,081,421       0.2%
    Svenska Handelsbanken AB Class B...........................................      3,295      150,207       0.0%
    Swedbank AB Class A........................................................    674,237   15,677,813       0.1%
    Tele2 AB Class B...........................................................    740,123    9,871,594       0.1%
#   Telefonaktiebolaget LM Ericsson Class A....................................     28,098      295,252       0.0%
    Telefonaktiebolaget LM Ericsson Class B....................................  4,879,427   53,365,201       0.5%
    Telefonaktiebolaget LM Ericsson Sponsored ADR..............................    891,379    9,733,859       0.1%
    TeliaSonera AB.............................................................  3,717,354   23,111,275       0.2%
                                                                                           ------------       ---
TOTAL SWEDEN...................................................................             315,011,789       3.1%
                                                                                           ------------       ---
SWITZERLAND -- (7.7%)
    ABB, Ltd...................................................................  3,506,609   76,838,333       0.8%
#   ABB, Ltd. Sponsored ADR....................................................     98,484    2,143,997       0.0%
    Adecco SA..................................................................    571,300   46,559,052       0.5%
    Aryzta AG..................................................................    244,085   16,470,142       0.2%
    Baloise Holding AG.........................................................    200,163   26,048,440       0.3%
    Banque Cantonale Vaudoise..................................................        468      275,624       0.0%
    Cie Financiere Richemont SA................................................    591,731   52,742,706       0.5%
    Clariant AG................................................................    951,816   20,896,797       0.2%
    Credit Suisse Group AG.....................................................    290,425    7,686,695       0.1%
#   Credit Suisse Group AG Sponsored ADR.......................................    849,993   21,904,320       0.2%
*   Dufry AG...................................................................      7,921    1,164,679       0.0%
    Holcim, Ltd................................................................    887,877   71,323,585       0.7%
    Julius Baer Group, Ltd.....................................................    245,755   12,862,997       0.1%
    Lonza Group AG.............................................................    162,986   23,044,594       0.2%
    Novartis AG................................................................  1,236,600  126,222,379       1.3%
    Novartis AG ADR............................................................    277,512   28,250,722       0.3%
    Sulzer AG..................................................................     50,596    5,645,912       0.1%
    Swatch Group AG (The)(7184736).............................................     44,280    3,923,434       0.0%
    Swatch Group AG (The)(7184725).............................................      5,406    2,416,780       0.0%
    Swiss Life Holding AG......................................................     75,209   17,847,162       0.2%
    Swiss Re AG................................................................  1,037,390   92,024,136       0.9%
    Syngenta AG................................................................    100,750   33,713,923       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
SWITZERLAND -- (Continued)
    UBS Group AG(BRJL176)......................................................  2,463,478 $   49,213,708       0.5%
*   UBS Group AG(H42097107)....................................................    500,015     10,035,301       0.1%
    Zurich Insurance Group AG..................................................    333,311    102,877,494       1.0%
                                                                                           --------------      ----
TOTAL SWITZERLAND..............................................................               852,132,912       8.5%
                                                                                           --------------      ----
UNITED KINGDOM -- (15.7%)
    Anglo American P.L.C.......................................................  3,418,604     57,919,731       0.6%
    Aviva P.L.C................................................................  2,532,795     20,377,491       0.2%
    Barclays P.L.C.............................................................  7,877,108     30,818,789       0.3%
#   Barclays P.L.C. Sponsored ADR..............................................  5,577,889     87,795,973       0.9%
    Barratt Developments P.L.C.................................................  1,006,942      7,988,414       0.1%
    BP P.L.C...................................................................  1,912,816     13,795,984       0.1%
    BP P.L.C. Sponsored ADR....................................................  8,279,050    357,323,797       3.6%
    Carnival P.L.C.............................................................    382,259     17,391,697       0.2%
#   Carnival P.L.C. ADR........................................................    149,048      6,750,384       0.1%
    Glencore P.L.C.............................................................  9,442,477     44,857,120       0.5%
    HSBC Holdings P.L.C........................................................ 11,244,488    112,326,785       1.1%
    HSBC Holdings P.L.C. Sponsored ADR.........................................  2,250,217    111,678,269       1.1%
    Investec P.L.C.............................................................  1,195,168     11,412,535       0.1%
#   J Sainsbury P.L.C..........................................................  5,377,115     22,358,452       0.2%
    Kingfisher P.L.C...........................................................  7,866,494     42,262,955       0.4%
    Lloyds Banking Group P.L.C................................................. 80,211,445     94,992,545       1.0%
    Lloyds Banking Group P.L.C. ADR............................................  1,610,766      7,683,354       0.1%
    Old Mutual P.L.C...........................................................  9,672,569     34,696,655       0.3%
#   Pearson P.L.C. Sponsored ADR...............................................  1,179,255     23,868,121       0.2%
*   Royal Bank of Scotland Group P.L.C.........................................  3,666,673     18,997,120       0.2%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..........................    400,166      4,137,716       0.0%
    Royal Dutch Shell P.L.C.(B03MLX2)..........................................    578,802     18,249,763       0.2%
    Royal Dutch Shell P.L.C.(B03MM40)..........................................    255,146      8,168,701       0.1%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)......................................  3,323,210    214,646,134       2.1%
    Royal Dutch Shell P.L.C. ADR(780259206)....................................    812,214     51,518,734       0.5%
    RSA Insurance Group P.L.C..................................................    551,638      3,608,682       0.0%
    Standard Chartered P.L.C...................................................  4,120,837     67,467,164       0.7%
#   Vedanta Resources P.L.C....................................................     64,463        619,149       0.0%
    Vodafone Group P.L.C....................................................... 34,880,956    122,892,797       1.2%
    Vodafone Group P.L.C. Sponsored ADR........................................  2,686,108     94,551,011       0.9%
    WM Morrison Supermarkets P.L.C.............................................  9,456,529     26,963,198       0.3%
                                                                                           --------------      ----
TOTAL UNITED KINGDOM...........................................................             1,738,119,220      17.3%
                                                                                           --------------      ----
TOTAL COMMON STOCKS............................................................             9,866,958,895      98.5%
                                                                                           --------------      ----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Bayerische Motoren Werke AG................................................      5,245        479,281       0.0%
    Porsche Automobil Holding SE...............................................    242,713     23,029,404       0.2%
#   Volkswagen AG..............................................................    213,701     55,016,390       0.6%
                                                                                           --------------      ----
TOTAL GERMANY..................................................................                78,525,075       0.8%
                                                                                           --------------      ----
TOTAL PREFERRED STOCKS.........................................................                78,525,075       0.8%
                                                                                           --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                             PERCENTAGE
                                                                                  SHARES       VALUE++     OF NET ASSETS**
                                                                                ---------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*   Banco Popular Espanol SA Rights............................................  3,608,273 $        68,877        0.0%
*   Banco Santander SA Rights..................................................  3,558,853         586,897        0.0%
                                                                                           ---------------      -----
TOTAL SPAIN....................................................................                    655,774        0.0%
                                                                                           ---------------      -----
TOTAL RIGHTS/WARRANTS..........................................................                    655,774        0.0%
                                                                                           ---------------      -----

                                                                                               VALUE+
                                                                                           ---------------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@ DFA Short Term Investment Fund............................................ 98,338,208   1,137,773,070       11.3%
                                                                                           ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $9,751,627,190)............................            $11,083,912,814      110.6%
                                                                                           ===============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia.................. $   41,710,367 $  605,809,006   --    $   647,519,373
   Austria....................             --     14,194,786   --         14,194,786
   Belgium....................      4,236,232    122,970,952   --        127,207,184
   Canada.....................    847,673,139             --   --        847,673,139
   Denmark....................             --    143,350,002   --        143,350,002
   Finland....................      2,202,162     74,900,822   --         77,102,984
   France.....................      4,519,004    868,750,182   --        873,269,186
   Germany....................     65,809,417    696,292,398   --        762,101,815
   Hong Kong..................             --    301,807,537   --        301,807,537
   Ireland....................      6,015,287     20,106,494   --         26,121,781
   Israel.....................        851,655     34,278,584   --         35,130,239
   Italy......................     22,010,100    124,350,784   --        146,360,884
   Japan......................     74,705,620  2,136,054,579   --      2,210,760,199
   Netherlands................     28,799,869    265,100,065   --        293,899,934
   New Zealand................             --     10,828,730   --         10,828,730
   Norway.....................     15,808,360     53,652,705   --         69,461,065
   Portugal...................             --      4,432,720   --          4,432,720
   Singapore..................             --    120,212,021   --        120,212,021
   Spain......................      5,718,148    244,543,247   --        250,261,395
   Sweden.....................      9,733,859    305,277,930   --        315,011,789
   Switzerland................     62,334,340    789,798,572   --        852,132,912
   United Kingdom.............    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
   Germany....................             --     78,525,075   --         78,525,075
Rights/Warrants
   Spain......................             --        655,774   --            655,774
Securities Lending Collateral.             --  1,137,773,070   --      1,137,773,070
                               -------------- --------------   --    ---------------
TOTAL......................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                               ============== ==============   ==    ===============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (18.4%)
    Accordia Golf Co., Ltd..................................................... 350,289 $ 3,562,660       0.1%
    Adastria Holdings Co., Ltd.................................................  97,320   2,952,382       0.1%
#   Aeon Fantasy Co., Ltd......................................................  56,232     896,204       0.0%
#*  AGORA Hospitality Group Co., Ltd........................................... 591,000     226,658       0.0%
    Ahresty Corp............................................................... 123,400     884,805       0.0%
#*  Aigan Co., Ltd.............................................................  95,200     197,497       0.0%
    Aisan Industry Co., Ltd.................................................... 201,800   1,899,612       0.1%
#   Akebono Brake Industry Co., Ltd............................................ 436,100   1,526,261       0.1%
#   Alpen Co., Ltd............................................................. 109,300   1,785,923       0.1%
    Alpha Corp.................................................................  30,400     333,223       0.0%
    Alpine Electronics, Inc.................................................... 273,700   5,561,940       0.2%
    Amiyaki Tei Co., Ltd.......................................................  23,800     945,622       0.0%
#   Amuse, Inc.................................................................  21,699     563,851       0.0%
*   Anrakutei Co., Ltd.........................................................  22,000      82,525       0.0%
    AOI Pro, Inc...............................................................  44,800     321,984       0.0%
    AOKI Holdings, Inc......................................................... 268,400   3,720,327       0.2%
    Aoyama Trading Co., Ltd.................................................... 307,000  10,618,562       0.4%
    Arata Corp................................................................. 102,000     277,325       0.0%
    Arcland Sakamoto Co., Ltd..................................................  88,100   2,125,057       0.1%
    Asahi Broadcasting Corp....................................................  21,200     206,445       0.0%
#   Asahi Co., Ltd.............................................................  92,300     815,310       0.0%
    Asatsu-DK, Inc............................................................. 198,500   5,457,900       0.2%
#*  Ashimori Industry Co., Ltd................................................. 310,000     415,759       0.0%
#   ASKUL Corp.................................................................  45,300   1,060,669       0.1%
#   Atom Corp.................................................................. 240,800   1,581,218       0.1%
    Atsugi Co., Ltd............................................................ 743,000     768,509       0.0%
    Autobacs Seven Co., Ltd.................................................... 407,300   6,343,909       0.3%
#   Avex Group Holdings, Inc................................................... 237,300   3,662,413       0.2%
    Belluna Co., Ltd........................................................... 246,500   1,190,331       0.1%
#   Best Denki Co., Ltd........................................................ 385,300     476,339       0.0%
#   Bic Camera, Inc............................................................ 483,600   4,822,706       0.2%
    Bookoff Corp...............................................................  63,300     476,611       0.0%
    BRONCO BILLY Co., Ltd......................................................  20,300     910,908       0.0%
    Calsonic Kansei Corp....................................................... 994,000   7,245,934       0.3%
#   Can Do Co., Ltd............................................................  63,500     818,106       0.0%
#   Central Sports Co., Ltd....................................................  31,800     586,971       0.0%
    CHIMNEY Co., Ltd...........................................................  23,900     597,042       0.0%
    Chiyoda Co., Ltd........................................................... 150,900   3,225,478       0.1%
    Chofu Seisakusho Co., Ltd..................................................  83,800   2,003,265       0.1%
#   Chori Co., Ltd.............................................................  71,800   1,137,541       0.1%
    Chuo Spring Co., Ltd....................................................... 196,000     537,051       0.0%
#   Clarion Co., Ltd........................................................... 782,000   2,171,708       0.1%
    Cleanup Corp............................................................... 129,700   1,031,959       0.1%
#   Colowide Co., Ltd.......................................................... 347,000   4,795,158       0.2%
    Corona Corp................................................................  80,100     776,111       0.0%
#   Cross Plus, Inc............................................................  22,000     140,991       0.0%
#*  DA Consortium, Inc......................................................... 144,000     593,076       0.0%
    Daido Metal Co., Ltd....................................................... 184,600   2,003,323       0.1%
#   Daidoh, Ltd................................................................ 137,200     587,242       0.0%
    Daiichikosho Co., Ltd...................................................... 189,100   6,098,801       0.2%
    Daikoku Denki Co., Ltd.....................................................  43,400     657,938       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Dainichi Co., Ltd..........................................................    49,300 $  323,295       0.0%
#   Daisyo Corp................................................................    52,800    663,295       0.0%
    DCM Holdings Co., Ltd......................................................   530,600  4,424,987       0.2%
    Descente, Ltd..............................................................   247,000  3,171,022       0.1%
    Doshisha Co., Ltd..........................................................   141,100  2,116,704       0.1%
    Doutor Nichires Holdings Co., Ltd..........................................   178,686  3,375,035       0.1%
#   Dunlop Sports Co., Ltd.....................................................    75,300    781,407       0.0%
    Dynic Corp.................................................................   174,000    264,960       0.0%
    Eagle Industry Co., Ltd....................................................   147,200  2,972,622       0.1%
#   EDION Corp.................................................................   513,900  3,750,887       0.2%
    Exedy Corp.................................................................   193,000  4,739,984       0.2%
    F T Communications Co., Ltd................................................    14,400    247,887       0.0%
#   F-Tech, Inc................................................................    32,100    330,568       0.0%
#   FCC Co., Ltd...............................................................   197,600  3,205,944       0.1%
#   Fields Corp................................................................    90,900  1,449,815       0.1%
    Fine Sinter Co., Ltd.......................................................    49,000    141,258       0.0%
#   First Juken Co., Ltd.......................................................    19,600    231,883       0.0%
#   Foster Electric Co., Ltd...................................................   130,500  3,377,033       0.1%
    France Bed Holdings Co., Ltd...............................................   691,000  1,033,879       0.1%
#   Fuji Co., Ltd..............................................................   109,900  1,966,070       0.1%
#   Fuji Corp., Ltd............................................................   131,000    726,678       0.0%
    Fuji Kiko Co., Ltd.........................................................   144,000    743,273       0.0%
#   Fuji Kyuko Co., Ltd........................................................   214,000  2,009,125       0.1%
    Fuji Oozx, Inc.............................................................     6,000     25,960       0.0%
    Fujibo Holdings, Inc.......................................................   742,000  1,849,385       0.1%
#   Fujikura Rubber, Ltd.......................................................    73,100    448,465       0.0%
#   Fujishoji Co., Ltd.........................................................    34,400    442,676       0.0%
    Fujita Kanko, Inc..........................................................   105,000    415,552       0.0%
    Fujitsu General, Ltd.......................................................   370,000  5,329,077       0.2%
    FuKoKu Co., Ltd............................................................    40,800    394,308       0.0%
*   Funai Electric Co., Ltd....................................................    39,800    470,181       0.0%
#   Furukawa Battery Co., Ltd. (The)...........................................    95,000    699,197       0.0%
*   Futaba Industrial Co., Ltd.................................................   320,000  1,607,965       0.1%
    G-7 Holdings, Inc..........................................................    29,200    253,365       0.0%
    G-Tekt Corp................................................................   100,000    961,898       0.0%
    Gakken Holdings Co., Ltd...................................................   313,000    661,358       0.0%
    Genki Sushi Co., Ltd.......................................................    32,000    674,522       0.0%
#   Geo Holdings Corp..........................................................   213,200  2,315,700       0.1%
#   GLOBERIDE, Inc.............................................................   623,000  1,027,107       0.1%
    Goldwin, Inc...............................................................   183,000  1,291,916       0.1%
#*  Gourmet Kineya Co., Ltd....................................................    85,000    676,372       0.0%
#   GSI Creos Corp.............................................................   335,000    382,712       0.0%
#   Gulliver International Co., Ltd............................................   387,900  3,034,239       0.1%
    Gunze, Ltd................................................................. 1,080,000  2,903,833       0.1%
#   H-One Co., Ltd.............................................................    67,500    415,386       0.0%
#   Hagihara Industries, Inc...................................................    26,600    453,661       0.0%
    Hakuyosha Co., Ltd.........................................................    65,000    141,897       0.0%
    Happinet Corp..............................................................    93,800  1,081,470       0.1%
    Hard Off Corp. Co., Ltd....................................................    51,000    506,049       0.0%
    Haruyama Trading Co., Ltd..................................................    47,900    316,059       0.0%
    HI-LEX Corp................................................................    56,000  1,792,303       0.1%
#   Hiday Hidaka Corp..........................................................    74,956  1,822,160       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Higashi Nihon House Co., Ltd...............................................   223,000 $1,040,242       0.1%
#   Himaraya Co., Ltd..........................................................    35,900    315,361       0.0%
#   Hiramatsu, Inc.............................................................   156,800    828,896       0.0%
#   Honeys Co., Ltd............................................................   106,040    957,192       0.0%
#   Hoosiers Holdings..........................................................   181,100    871,707       0.0%
#   Ichibanya Co., Ltd.........................................................    47,200  2,120,542       0.1%
#   Ichikoh Industries, Ltd....................................................   286,000    652,009       0.0%
#*  IJT Technology Holdings Co., Ltd...........................................   124,680    559,097       0.0%
#   Ikyu Corp..................................................................   118,800  2,318,299       0.1%
#   Imasen Electric Industrial.................................................    89,600  1,110,565       0.1%
#   Imperial Hotel, Ltd........................................................    14,200    313,678       0.0%
    Intage Holdings, Inc.......................................................    84,800  1,504,331       0.1%
*   Izuhakone Railway Co., Ltd.................................................       300         --       0.0%
*   Izutsuya Co., Ltd..........................................................   617,000    330,186       0.0%
#*  Janome Sewing Machine Co., Ltd............................................. 1,064,000  1,264,647       0.1%
    Japan Vilene Co., Ltd......................................................   157,000    788,857       0.0%
    Japan Wool Textile Co., Ltd. (The).........................................   343,000  2,578,320       0.1%
#   Jin Co., Ltd...............................................................    80,000  3,077,855       0.1%
#   Joban Kosan Co., Ltd.......................................................   342,000    439,554       0.0%
    Joshin Denki Co., Ltd......................................................   205,000  1,644,567       0.1%
#   JP-Holdings, Inc...........................................................   298,800    855,858       0.0%
#   JVC Kenwood Corp...........................................................   932,030  2,831,001       0.1%
#   K's Holdings Corp..........................................................   174,800  5,836,528       0.2%
*   Kadokawa Dwango............................................................   246,233  3,875,788       0.2%
*   Kappa Create Holdings Co., Ltd.............................................    17,800    165,018       0.0%
    Kasai Kogyo Co., Ltd.......................................................   138,300  1,181,847       0.1%
#   Kawai Musical Instruments Manufacturing Co., Ltd...........................    45,200    963,359       0.0%
    Keihin Corp................................................................   267,500  4,381,541       0.2%
#   Keiyo Co., Ltd.............................................................   176,200    822,045       0.0%
#   KFC Holdings Japan, Ltd....................................................    75,000  1,413,365       0.1%
#*  Kintetsu Department Store Co., Ltd.........................................   169,000    462,909       0.0%
#   Kinugawa Rubber Industrial Co., Ltd........................................   282,000  1,296,815       0.1%
    Kitamura Co., Ltd..........................................................     2,000     13,044       0.0%
*   KNT-CT Holdings Co., Ltd...................................................   623,000    879,683       0.0%
#   Kohnan Shoji Co., Ltd......................................................   188,500  2,102,497       0.1%
#   Kojima Co., Ltd............................................................   162,600    442,187       0.0%
    Komatsu Seiren Co., Ltd....................................................   134,400    607,746       0.0%
    Komeri Co., Ltd............................................................   191,400  4,307,376       0.2%
#   Konaka Co., Ltd............................................................   122,460    735,557       0.0%
    Koshidaka Holdings Co., Ltd................................................    49,000  1,014,313       0.1%
    Kourakuen Corp.............................................................    39,800    512,243       0.0%
#   KU Holdings Co., Ltd.......................................................   132,600    772,568       0.0%
#   Kura Corp..................................................................    68,500  2,641,790       0.1%
    Kurabo Industries, Ltd..................................................... 1,276,000  2,236,043       0.1%
#   Kuraudia Co., Ltd..........................................................    11,400     60,685       0.0%
    KYB Co., Ltd............................................................... 1,140,000  4,328,456       0.2%
#   Kyoritsu Maintenance Co., Ltd..............................................    71,231  3,440,557       0.1%
#   Kyoto Kimono Yuzen Co., Ltd................................................    69,400    596,761       0.0%
#*  Laox Co., Ltd.............................................................. 1,010,000  2,828,885       0.1%
    LEC, Inc...................................................................    41,600    508,217       0.0%
#   Look, Inc..................................................................   228,000    441,144       0.0%
#   Mamiya-Op Co., Ltd.........................................................   322,000    572,132       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Mars Engineering Corp......................................................    49,100 $   869,380       0.0%
#*  Maruei Department Store Co., Ltd...........................................    17,000      19,142       0.0%
#*  Maruzen CHI Holdings Co., Ltd..............................................    29,800      92,517       0.0%
    Matsuya Co., Ltd...........................................................    49,000     738,411       0.0%
#   Matsuya Foods Co., Ltd.....................................................    48,000     955,058       0.0%
    Meiko Network Japan Co., Ltd...............................................   126,400   1,562,627       0.1%
#   Meiwa Estate Co., Ltd......................................................    56,900     228,150       0.0%
    Mikuni Corp................................................................   118,000     617,230       0.0%
#   Misawa Homes Co., Ltd......................................................   164,000   1,448,796       0.1%
    Mitsuba Corp...............................................................   208,690   4,398,535       0.2%
    Mitsui Home Co., Ltd.......................................................   165,000     718,071       0.0%
    Mizuno Corp................................................................   582,000   3,028,190       0.1%
    Monogatari Corp. (The).....................................................    24,700     826,597       0.0%
    Mr Max Corp................................................................   119,000     281,183       0.0%
    Murakami Corp..............................................................    11,000     192,693       0.0%
    Musashi Seimitsu Industry Co., Ltd.........................................   129,900   2,749,514       0.1%
    Nafco Co., Ltd.............................................................    33,300     481,577       0.0%
    Nagawa Co., Ltd............................................................     8,900     195,160       0.0%
#*  Naigai Co., Ltd............................................................ 1,409,000     753,071       0.0%
    Nakayamafuku Co., Ltd......................................................     9,500      69,389       0.0%
#   Next Co., Ltd..............................................................   141,000   1,373,120       0.1%
#   Nexyz Corp.................................................................    11,900      57,990       0.0%
    Nice Holdings, Inc.........................................................   447,000     721,445       0.0%
    Nifco, Inc.................................................................   287,200  10,171,536       0.4%
#   Nihon Eslead Corp..........................................................    33,900     339,511       0.0%
#   Nihon Plast Co., Ltd.......................................................    31,200     260,167       0.0%
    Nihon Tokushu Toryo Co., Ltd...............................................    60,000     407,777       0.0%
    Nippon Felt Co., Ltd.......................................................    58,200     256,090       0.0%
    Nippon Piston Ring Co., Ltd................................................   486,000     993,624       0.0%
    Nippon Seiki Co., Ltd......................................................   218,400   4,391,081       0.2%
    Nishikawa Rubber Co., Ltd..................................................    15,000     243,704       0.0%
#   Nishimatsuya Chain Co., Ltd................................................   299,000   2,778,627       0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.......................................   229,400     656,767       0.0%
#   Nissei Build Kogyo Co., Ltd................................................   329,000     785,617       0.0%
#*  Nissen Holdings Co., Ltd...................................................    59,900     133,889       0.0%
    Nissin Kogyo Co., Ltd......................................................   223,700   3,687,092       0.2%
    Nittan Valve Co., Ltd......................................................    82,800     234,994       0.0%
    Nojima Corp................................................................    18,100     353,550       0.0%
    Ohashi Technica, Inc.......................................................    35,700     466,450       0.0%
#   Ohsho Food Service Corp....................................................    70,500   2,504,623       0.1%
    Onward Holdings Co., Ltd...................................................   736,000   4,949,878       0.2%
#   OPT Holding, Inc...........................................................    79,200     455,028       0.0%
#   Otsuka Kagu, Ltd...........................................................    38,600     532,600       0.0%
    Pacific Industrial Co., Ltd................................................   239,600   1,981,088       0.1%
#   Pal Co., Ltd...............................................................    69,600   2,237,046       0.1%
    Paltac Corp................................................................   195,534   2,801,552       0.1%
    PanaHome Corp..............................................................   496,200   3,617,146       0.1%
    Parco Co., Ltd.............................................................   114,700   1,086,711       0.1%
    Paris Miki Holdings, Inc...................................................   151,200     606,474       0.0%
    PIA Corp...................................................................     9,300     176,495       0.0%
    Piolax, Inc................................................................    56,700   2,512,162       0.1%
*   Pioneer Corp............................................................... 1,926,100   3,692,382       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                                SHARES   VALUE++   OF NET ASSETS**
                                                                                ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Plenus Co., Ltd............................................................ 131,900 $2,575,975       0.1%
#   Press Kogyo Co., Ltd....................................................... 598,000  2,650,699       0.1%
#   Pressance Corp.............................................................  39,600  1,268,642       0.1%
#   Proto Corp.................................................................  63,000    918,820       0.0%
    Renaissance, Inc...........................................................  56,100    579,474       0.0%
#*  Renown, Inc................................................................ 336,200    581,996       0.0%
#   Resort Solution Co., Ltd................................................... 175,000    383,942       0.0%
    Rhythm Watch Co., Ltd...................................................... 578,000    803,766       0.0%
#   Riberesute Corp............................................................  17,900    135,035       0.0%
#   Right On Co., Ltd..........................................................  87,425    678,455       0.0%
    Riken Corp................................................................. 522,000  2,029,808       0.1%
    Ringer Hut Co., Ltd........................................................  84,600  1,655,004       0.1%
    Round One Corp............................................................. 433,400  2,296,421       0.1%
    Royal Holdings Co., Ltd.................................................... 179,200  3,305,243       0.1%
    Sac's Bar Holdings, Inc.................................................... 101,450  1,812,052       0.1%
#   Saizeriya Co., Ltd......................................................... 189,400  3,858,164       0.2%
#   Sakai Ovex Co., Ltd........................................................ 367,000    611,468       0.0%
    San Holdings, Inc..........................................................  15,400    226,247       0.0%
#   Sanden Holdings Corp....................................................... 686,000  3,197,136       0.1%
    Sanei Architecture Planning Co., Ltd.......................................  52,200    415,292       0.0%
    Sangetsu Co., Ltd.......................................................... 346,050  5,324,035       0.2%
#   Sanko Marketing Foods Co., Ltd.............................................  30,400    242,177       0.0%
    Sankyo Seiko Co., Ltd...................................................... 183,400    794,774       0.0%
    Sanoh Industrial Co., Ltd.................................................. 136,500  1,000,813       0.1%
#   Sanyo Electric Railway Co., Ltd............................................ 177,000    693,779       0.0%
    Sanyo Housing Nagoya Co., Ltd..............................................  37,500    381,750       0.0%
    Sanyo Shokai, Ltd.......................................................... 669,000  1,747,590       0.1%
    Sato Restaurant Systems Co., Ltd...........................................  79,900    709,018       0.0%
#   Scroll Corp................................................................ 166,300    384,601       0.0%
    Seiko Holdings Corp........................................................ 927,407  4,913,571       0.2%
    Seiren Co., Ltd............................................................ 292,400  2,549,428       0.1%
#   Senshukai Co., Ltd......................................................... 182,900  1,319,552       0.1%
#   Septeni Holdings Co., Ltd..................................................  56,500    469,381       0.0%
#   Seria Co., Ltd............................................................. 118,300  3,779,161       0.2%
#   Shidax Corp................................................................  93,300    419,675       0.0%
#   Shikibo, Ltd............................................................... 779,000    799,894       0.0%
    Shimachu Co., Ltd.......................................................... 297,200  7,692,370       0.3%
    Shimojima Co., Ltd.........................................................  25,900    229,786       0.0%
    Shiroki Corp............................................................... 285,000    943,149       0.0%
#   Shobunsha Publications, Inc................................................ 265,800  1,964,694       0.1%
    Shochiku Co., Ltd.......................................................... 214,000  1,838,071       0.1%
    Showa Corp................................................................. 317,500  3,354,320       0.1%
    SKY Perfect JSAT Holdings, Inc.............................................  23,100    144,690       0.0%
    SNT Corp...................................................................  86,200    402,092       0.0%
#   Soft99 Corp................................................................  68,600    460,156       0.0%
    Sotoh Co., Ltd.............................................................  41,400    353,171       0.0%
    SPK Corp...................................................................  19,800    390,190       0.0%
    St Marc Holdings Co., Ltd..................................................  97,600  3,282,784       0.1%
#   Starts Corp., Inc.......................................................... 162,200  2,552,511       0.1%
    Step Co., Ltd..............................................................  40,700    336,636       0.0%
    Studio Alice Co., Ltd......................................................  61,300  1,129,165       0.1%
    Suminoe Textile Co., Ltd................................................... 332,000    868,557       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Sumitomo Forestry Co., Ltd.................................................   277,666 $3,218,477       0.1%
    Sumitomo Riko Co, Ltd......................................................   231,500  2,002,540       0.1%
    Suncall Corp...............................................................    27,000    146,171       0.0%
    T RAD Co., Ltd.............................................................   412,000    887,674       0.0%
    T-Gaia Corp................................................................   178,300  2,415,683       0.1%
#   Tachi-S Co., Ltd...........................................................   162,840  2,505,287       0.1%
#   Tachikawa Corp.............................................................    50,800    311,007       0.0%
    Taiho Kogyo Co., Ltd.......................................................    98,200  1,267,180       0.1%
    Takamatsu Construction Group Co., Ltd......................................    81,200  1,883,430       0.1%
#   Takata Corp................................................................   137,800  1,703,694       0.1%
    Take And Give Needs Co., Ltd...............................................    54,070    442,122       0.0%
    Takihyo Co., Ltd...........................................................    76,000    300,631       0.0%
#   Tama Home Co., Ltd.........................................................    95,900    463,683       0.0%
    Tamron Co., Ltd............................................................   108,300  2,558,642       0.1%
#*  TASAKI & Co., Ltd..........................................................    10,200    210,683       0.0%
    TBK Co., Ltd...............................................................   115,600    625,309       0.0%
*   Ten Allied Co., Ltd........................................................    50,000    157,500       0.0%
    Tigers Polymer Corp........................................................    50,600    342,460       0.0%
    Toa Corp...................................................................   138,500  1,442,805       0.1%
#   Toabo Corp.................................................................   548,000    342,226       0.0%
#   Toei Animation Co., Ltd....................................................    21,900    655,443       0.0%
    Toei Co., Ltd..............................................................   409,000  3,014,489       0.1%
    Tohokushinsha Film Corp....................................................    22,500    185,976       0.0%
    Tokai Rika Co., Ltd........................................................   148,200  3,620,915       0.2%
#   Token Corp.................................................................    46,650  2,361,584       0.1%
    Tokyo Dome Corp............................................................ 1,194,200  5,091,474       0.2%
#   Tokyo Individualized Educational Institute, Inc............................    72,000    429,810       0.0%
    Tokyotokeiba Co., Ltd......................................................   501,000  1,224,344       0.1%
#   Tokyu Recreation Co., Ltd..................................................    79,000    485,023       0.0%
#   Tomy Co., Ltd..............................................................   374,293  2,275,110       0.1%
    Topre Corp.................................................................   215,800  3,482,083       0.1%
    Toridoll.corp..............................................................   146,300  2,055,668       0.1%
    Tosho Co., Ltd.............................................................    43,800    996,416       0.0%
    Tow Co., Ltd...............................................................    10,900     90,244       0.0%
    TPR Co., Ltd...............................................................   130,200  3,415,495       0.1%
    TS Tech Co., Ltd...........................................................   132,200  3,936,828       0.2%
    TSI Holdings Co., Ltd......................................................   430,795  2,932,580       0.1%
#   Tsukada Global Holdings, Inc...............................................   109,400    744,466       0.0%
    Tsukamoto Corp. Co., Ltd...................................................   190,000    218,577       0.0%
    Tsutsumi Jewelry Co., Ltd..................................................    47,200  1,121,601       0.1%
    Tv Tokyo Holdings Corp.....................................................    12,200    226,320       0.0%
    Tyo, Inc...................................................................   304,200    517,243       0.0%
#   U-Shin, Ltd................................................................   126,900    835,613       0.0%
    Unipres Corp...............................................................   230,700  4,762,905       0.2%
#   United Arrows, Ltd.........................................................   138,400  4,258,931       0.2%
*   Unitika, Ltd............................................................... 3,137,000  1,576,595       0.1%
#   Universal Entertainment Corp...............................................    90,900  1,509,940       0.1%
#*  Usen Corp..................................................................   750,180  2,205,628       0.1%
#   Village Vanguard Co., Ltd..................................................    32,100    384,833       0.0%
    VT Holdings Co., Ltd.......................................................   493,000  2,473,674       0.1%
    Wacoal Holdings Corp.......................................................   675,000  7,501,637       0.3%
*   Watabe Wedding Corp........................................................    20,200     84,559       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                SHARES    VALUE++    OF NET ASSETS**
                                                                                ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  WATAMI Co., Ltd............................................................ 134,200 $  1,318,591       0.1%
#   West Holdings Corp.........................................................  96,800      701,889       0.0%
    Workman Co., Ltd...........................................................     900       47,915       0.0%
    Wowow, Inc.................................................................  56,000    1,851,214       0.1%
#   Xebio Co., Ltd............................................................. 156,500    2,762,316       0.1%
#   Yachiyo Industry Co., Ltd..................................................  21,400      173,991       0.0%
#   Yamato International, Inc..................................................   8,200       28,645       0.0%
    Yellow Hat, Ltd............................................................  92,700    2,048,179       0.1%
#   Yomiuri Land Co., Ltd...................................................... 247,000      950,951       0.0%
#   Yondoshi Holdings, Inc..................................................... 111,420    2,448,229       0.1%
#   Yonex Co., Ltd.............................................................  44,300      660,798       0.0%
    Yorozu Corp................................................................ 110,100    2,249,072       0.1%
#   Yoshinoya Holdings Co., Ltd................................................ 323,100    3,687,414       0.2%
    Yutaka Giken Co., Ltd......................................................   3,100       68,638       0.0%
#   Zenrin Co., Ltd............................................................ 156,300    1,917,961       0.1%
#*  Zensho Holdings Co., Ltd................................................... 674,700    6,315,013       0.3%
    Zojirushi Corp............................................................. 188,000    2,570,869       0.1%
                                                                                        ------------      ----
Total Consumer Discretionary...................................................          526,816,967      20.1%
                                                                                        ------------      ----
Consumer Staples -- (8.2%)
    Aderans Co., Ltd........................................................... 130,800    1,233,580       0.1%
#   Aeon Hokkaido Corp......................................................... 330,100    1,813,484       0.1%
#   Ain Pharmaciez, Inc........................................................ 138,400    4,882,836       0.2%
    Arcs Co., Ltd.............................................................. 195,000    4,079,888       0.2%
    Ariake Japan Co., Ltd...................................................... 108,700    3,616,221       0.1%
#   Artnature, Inc.............................................................  94,900      882,766       0.0%
    Axial Retailing, Inc.......................................................  87,000    2,535,646       0.1%
    Belc Co., Ltd..............................................................  59,100    1,723,215       0.1%
    C'BON Cosmetics Co., Ltd...................................................   2,400       55,385       0.0%
    Cawachi, Ltd...............................................................  88,000    1,412,743       0.1%
    CFS Corp...................................................................  24,500      210,660       0.0%
    Chubu Shiryo Co., Ltd...................................................... 114,700      688,226       0.0%
    Chuo Gyorui Co., Ltd.......................................................  93,000      213,737       0.0%
    Coca-Cola West Co., Ltd.................................................... 268,200    4,267,026       0.2%
    Cocokara fine, Inc......................................................... 105,760    3,226,349       0.1%
    CREATE SD HOLDINGS Co., Ltd................................................  54,800    2,386,364       0.1%
    Daikokutenbussan Co., Ltd..................................................  35,800    1,502,822       0.1%
    Dr Ci:Labo Co., Ltd........................................................  82,800    3,115,145       0.1%
    Dydo Drinco, Inc...........................................................  42,700    1,766,516       0.1%
    Earth Chemical Co., Ltd....................................................  77,200    2,838,561       0.1%
#   Fancl Corp................................................................. 225,700    2,934,580       0.1%
    Feed One Holdings Co., Ltd................................................. 812,440      788,829       0.0%
#*  First Baking Co., Ltd...................................................... 183,000      189,205       0.0%
    Fuji Oil Co., Ltd.......................................................... 358,400    5,211,139       0.2%
    Fujicco Co., Ltd........................................................... 120,600    2,036,469       0.1%
*   Fujiya Co., Ltd............................................................  26,000       42,458       0.0%
#   Genky Stores, Inc..........................................................  11,800    1,041,148       0.0%
    Hagoromo Foods Corp........................................................  39,000      387,745       0.0%
*   Hayashikane Sangyo Co., Ltd................................................  57,000       50,144       0.0%
    Heiwado Co., Ltd........................................................... 182,000    4,370,621       0.2%
#   Hokkaido Coca-Cola Bottling Co., Ltd.......................................  87,000      450,565       0.0%
    Hokuto Corp................................................................ 131,300    2,358,083       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Consumer Staples -- (Continued)
    House Foods Group, Inc.....................................................    87,800 $1,792,977       0.1%
    Inageya Co., Ltd...........................................................   175,100  1,966,180       0.1%
#   Ito En, Ltd................................................................    54,800  1,138,663       0.0%
    Itochu-Shokuhin Co., Ltd...................................................    26,600    936,808       0.0%
#   Itoham Foods, Inc..........................................................   933,800  5,044,360       0.2%
    J-Oil Mills, Inc...........................................................   580,000  1,961,027       0.1%
#   Kagome Co., Ltd............................................................    18,900    296,403       0.0%
#   Kakiyasu Honten Co., Ltd...................................................    27,100    422,399       0.0%
    Kameda Seika Co., Ltd......................................................    72,000  2,932,323       0.1%
    Kansai Super Market, Ltd...................................................    16,700    111,359       0.0%
    Kato Sangyo Co., Ltd.......................................................   117,200  2,480,693       0.1%
    Kenko Mayonnaise Co., Ltd..................................................    48,300    664,848       0.0%
    KEY Coffee, Inc............................................................   109,700  1,658,010       0.1%
    Kirindo Holdings Co., Ltd..................................................    28,300    263,386       0.0%
#   Kobe Bussan Co., Ltd.......................................................    35,300  1,501,988       0.1%
#   Kotobuki Spirits Co., Ltd..................................................    30,400    643,519       0.0%
#   Kusuri No Aoki Co., Ltd....................................................    48,800  3,593,573       0.1%
#   Kyokuyo Co., Ltd...........................................................   576,000  1,328,798       0.1%
#   Life Corp..................................................................   178,200  3,107,356       0.1%
#   Lion Corp.................................................................. 1,217,000  7,459,102       0.3%
    Mandom Corp................................................................   118,100  4,552,041       0.2%
    Marudai Food Co., Ltd......................................................   632,000  2,274,877       0.1%
    Maruha Nichiro Corp........................................................   225,007  3,123,373       0.1%
    Matsumotokiyoshi Holdings Co., Ltd.........................................   223,800  8,148,780       0.3%
#   Maxvalu Nishinihon Co., Ltd................................................     5,600     73,385       0.0%
#   Maxvalu Tokai Co., Ltd.....................................................    55,900    804,192       0.0%
    Medical System Network Co., Ltd............................................    78,200    342,225       0.0%
    Megmilk Snow Brand Co., Ltd................................................   258,500  3,099,728       0.1%
    Meito Sangyo Co., Ltd......................................................    52,200    527,935       0.0%
    Milbon Co., Ltd............................................................    70,076  2,222,932       0.1%
    Ministop Co., Ltd..........................................................    88,100  1,306,276       0.1%
    Mitsubishi Shokuhin Co., Ltd...............................................    85,300  1,802,153       0.1%
    Mitsui Sugar Co., Ltd......................................................   533,850  1,923,815       0.1%
    Miyoshi Oil & Fat Co., Ltd.................................................   379,000    455,408       0.0%
    Morinaga & Co., Ltd........................................................ 1,134,000  3,801,782       0.1%
    Morinaga Milk Industry Co., Ltd............................................ 1,134,000  4,202,117       0.2%
    Morozoff, Ltd..............................................................   142,000    456,494       0.0%
    Nagatanien Co., Ltd........................................................   131,000  1,217,514       0.1%
    Nakamuraya Co., Ltd........................................................   184,000    750,026       0.0%
#   Natori Co., Ltd............................................................    26,900    335,692       0.0%
    Nichimo Co., Ltd...........................................................   170,000    278,643       0.0%
    Nichirei Corp.............................................................. 1,501,000  7,922,948       0.3%
#   Nihon Chouzai Co., Ltd.....................................................    15,480    761,506       0.0%
    Niitaka Co., Ltd...........................................................     2,060     30,647       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd...................................   608,000  1,006,385       0.0%
    Nippon Flour Mills Co., Ltd................................................   709,000  3,498,370       0.1%
    Nippon Suisan Kaisha, Ltd.................................................. 1,480,200  4,493,712       0.2%
    Nisshin Oillio Group, Ltd. (The)...........................................   679,000  2,497,066       0.1%
    Nissin Sugar Co., Ltd......................................................    19,000    418,969       0.0%
    Nitto Fuji Flour Milling Co., Ltd..........................................    64,000    180,543       0.0%
    Noevir Holdings Co., Ltd...................................................    68,500  1,463,178       0.1%
    Oenon Holdings, Inc........................................................   307,000    574,971       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Consumer Staples -- (Continued)
#   OIE Sangyo Co., Ltd........................................................    20,900 $    159,859       0.0%
    Okuwa Co., Ltd.............................................................   117,000      962,911       0.0%
    Olympic Group Corp.........................................................    63,100      424,698       0.0%
    OUG Holdings, Inc..........................................................    29,000       58,737       0.0%
    Prima Meat Packers, Ltd....................................................   859,000    2,445,822       0.1%
    Qol Co., Ltd...............................................................    52,600      456,174       0.0%
#   Riken Vitamin Co., Ltd.....................................................    77,000    2,738,537       0.1%
#   Rock Field Co., Ltd........................................................    58,800    1,210,018       0.1%
#   Rokko Butter Co., Ltd......................................................    45,600      482,817       0.0%
#   S Foods, Inc...............................................................    75,562    1,346,271       0.1%
    S&B Foods, Inc.............................................................       499       20,687       0.0%
#   Sakata Seed Corp...........................................................   182,600    3,166,220       0.1%
    San-A Co., Ltd.............................................................    98,700    4,127,323       0.2%
    Sapporo Holdings, Ltd...................................................... 1,981,000    7,775,899       0.3%
#   Shoei Foods Corp...........................................................    45,700      395,945       0.0%
    Showa Sangyo Co., Ltd......................................................   509,000    2,077,656       0.1%
    Sogo Medical Co., Ltd......................................................    55,800    1,526,620       0.1%
    ST Corp....................................................................    76,700      671,675       0.0%
#   Starzen Co., Ltd...........................................................   366,000    1,194,520       0.1%
    Takara Holdings, Inc.......................................................   980,300    7,304,188       0.3%
#   Tobu Store Co., Ltd........................................................   199,000      563,931       0.0%
    Toho Co., Ltd..............................................................   209,000      818,049       0.0%
#   Tohto Suisan Co., Ltd......................................................   173,000      286,463       0.0%
    Torigoe Co., Ltd. (The)....................................................    80,300      480,630       0.0%
    Toyo Sugar Refining Co., Ltd...............................................   157,000      133,995       0.0%
#*  United Super Markets Holdings, Inc.........................................   248,100    2,148,538       0.1%
    UNY Group Holdings Co., Ltd................................................ 1,468,300    8,302,458       0.3%
    Valor Co., Ltd.............................................................   212,100    4,520,828       0.2%
    Warabeya Nichiyo Co., Ltd..................................................    83,460    1,868,902       0.1%
#   Welcia Holdings Co., Ltd...................................................    87,200    3,813,018       0.1%
#   Yaizu Suisankagaku Industry Co., Ltd.......................................    46,100      387,817       0.0%
    Yamatane Corp..............................................................   520,000      818,692       0.0%
#   Yamaya Corp................................................................    24,700      371,096       0.0%
    Yaoko Co., Ltd.............................................................   102,800    3,639,761       0.1%
#   Yokohama Reito Co., Ltd....................................................   263,000    1,862,108       0.1%
    Yomeishu Seizo Co., Ltd....................................................    97,000      813,552       0.0%
#   Yonekyu Corp...............................................................    28,100      427,448       0.0%
    Yuasa Funashoku Co., Ltd...................................................   121,000      389,885       0.0%
    Yutaka Foods Corp..........................................................     6,000       93,461       0.0%
                                                                                          ------------       ---
Total Consumer Staples.........................................................            236,450,820       9.0%
                                                                                          ------------       ---
Energy -- (0.9%)
#   BP Castrol KK..............................................................    64,600      736,550       0.0%
*   Cosmo Oil Co., Ltd......................................................... 3,455,000    5,122,274       0.2%
    Fuji Kosan Co., Ltd........................................................    33,100      164,912       0.0%
#*  Fuji Oil Co., Ltd..........................................................   284,800      997,204       0.0%
    Itochu Enex Co., Ltd.......................................................   302,200    2,728,939       0.1%
#   Japan Drilling Co., Ltd....................................................    34,800    1,168,818       0.1%
    Japan Oil Transportation Co., Ltd..........................................    84,000      174,205       0.0%
    Mitsuuroko Group Holdings Co., Ltd.........................................   184,800      887,290       0.0%
#   Modec, Inc.................................................................    53,200      881,299       0.0%
    Nippon Coke & Engineering Co., Ltd......................................... 1,370,800    1,335,670       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
Energy -- (Continued)
#   Nippon Gas Co., Ltd........................................................   192,600 $ 4,803,072       0.2%
    Nippon Seiro Co., Ltd......................................................    64,000     148,293       0.0%
#   Sala Corp..................................................................   124,900     624,379       0.0%
    San-Ai Oil Co., Ltd........................................................   310,000   2,059,034       0.1%
    Shinko Plantech Co., Ltd...................................................   237,200   1,794,822       0.1%
#   Sinanen Co., Ltd...........................................................   260,000   1,027,732       0.0%
#   Toa Oil Co., Ltd...........................................................   415,000     522,370       0.0%
    Toyo Kanetsu KK............................................................   624,000   1,177,854       0.1%
                                                                                          -----------       ---
Total Energy...................................................................            26,354,717       1.0%
                                                                                          -----------       ---
Financials -- (10.7%)
    Aichi Bank, Ltd. (The).....................................................    52,700   2,756,453       0.1%
    Airport Facilities Co., Ltd................................................   132,770     752,816       0.0%
#   Aizawa Securities Co., Ltd.................................................   154,900   1,057,437       0.0%
    Akita Bank, Ltd. (The)..................................................... 1,112,400   3,435,167       0.1%
    Anabuki Kosan, Inc.........................................................    22,000      48,160       0.0%
    Aomori Bank, Ltd. (The).................................................... 1,186,000   3,914,378       0.2%
    Asax Co., Ltd..............................................................     1,700      23,806       0.0%
    Ashikaga Holdings Co., Ltd.................................................    87,100     364,113       0.0%
    Awa Bank, Ltd. (The)....................................................... 1,173,000   6,963,187       0.3%
#   Bank of Iwate, Ltd. (The)..................................................   102,100   4,584,950       0.2%
    Bank of Kochi, Ltd. (The)..................................................   279,000     408,693       0.0%
#   Bank of Nagoya, Ltd. (The)................................................. 1,007,297   3,702,795       0.1%
#   Bank of Okinawa, Ltd. (The)................................................   110,800   4,676,186       0.2%
    Bank of Saga, Ltd. (The)...................................................   802,000   2,117,756       0.1%
    Bank of the Ryukyus, Ltd...................................................   227,380   3,317,274       0.1%
    Chiba Kogyo Bank, Ltd. (The)...............................................   236,900   1,636,399       0.1%
    Chukyo Bank, Ltd. (The)....................................................   682,000   1,288,240       0.1%
    Daibiru Corp...............................................................   303,600   2,981,090       0.1%
    Daiichi Commodities Co., Ltd...............................................    13,700      53,052       0.0%
    Daikyo, Inc................................................................ 1,904,000   2,864,735       0.1%
    Daisan Bank, Ltd. (The)....................................................   855,000   1,409,864       0.1%
    Daishi Bank, Ltd. (The).................................................... 2,003,000   7,553,870       0.3%
    Daito Bank, Ltd. (The).....................................................   873,000   1,247,491       0.0%
#*  Dream Incubator, Inc.......................................................    19,500     409,790       0.0%
    DSB Co, Ltd................................................................    55,800     411,824       0.0%
#   Ehime Bank, Ltd. (The).....................................................   938,000   1,985,822       0.1%
    Eighteenth Bank, Ltd. (The)................................................ 1,068,000   3,496,037       0.1%
#   FIDEA Holdings Co., Ltd....................................................   874,800   1,741,283       0.1%
#   Financial Products Group Co., Ltd..........................................   403,200   4,164,696       0.2%
    Fukui Bank, Ltd. (The)..................................................... 1,301,000   2,926,238       0.1%
    Fukushima Bank, Ltd. (The)................................................. 1,421,000   1,114,671       0.0%
    Fuyo General Lease Co., Ltd................................................    81,700   3,341,884       0.1%
    GCA Savvian Corp...........................................................    88,000     939,907       0.0%
    Goldcrest Co., Ltd.........................................................   101,790   2,000,601       0.1%
    Grandy House Corp..........................................................    14,200      39,425       0.0%
    Heiwa Real Estate Co., Ltd.................................................   248,700   3,375,284       0.1%
    Higashi-Nippon Bank, Ltd. (The)............................................   869,000   3,072,315       0.1%
#   Higo Bank, Ltd. (The)...................................................... 1,124,000   7,224,269       0.3%
    Hokkoku Bank, Ltd. (The)................................................... 1,742,000   6,309,984       0.2%
    Hokuetsu Bank, Ltd. (The).................................................. 1,300,000   2,611,206       0.1%
    Hyakugo Bank, Ltd. (The)................................................... 1,491,609   7,332,639       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Financials -- (Continued)
    Hyakujushi Bank, Ltd. (The)................................................ 1,509,000 $5,180,035       0.2%
    IBJ Leasing Co., Ltd.......................................................    63,100  1,411,003       0.1%
    Ichiyoshi Securities Co., Ltd..............................................   227,800  2,445,715       0.1%
    IwaiCosmo Holdings, Inc....................................................   118,200  1,585,416       0.1%
#   Jimoto Holdings, Inc.......................................................   508,400    966,619       0.0%
#   Jowa Holdings Co., Ltd.....................................................    62,200  2,521,802       0.1%
    Juroku Bank, Ltd. (The).................................................... 2,002,000  7,970,217       0.3%
    kabu.com Securities Co., Ltd...............................................   496,100  3,620,679       0.1%
    Kabuki-Za Co., Ltd.........................................................    38,000  1,588,789       0.1%
    Kagoshima Bank, Ltd. (The).................................................   962,000  6,924,465       0.3%
#   Kansai Urban Banking Corp..................................................   149,200  1,631,480       0.1%
    Keihanshin Building Co., Ltd...............................................   195,400  1,153,897       0.0%
    Keiyo Bank, Ltd. (The)..................................................... 1,418,000  8,393,655       0.3%
    Kita-Nippon Bank, Ltd. (The)...............................................    49,506  1,357,577       0.1%
    Kiyo Bank, Ltd. (The)......................................................   371,490  5,326,965       0.2%
#   Kosei Securities Co., Ltd. (The)...........................................    11,000     22,016       0.0%
    Kyokuto Securities Co., Ltd................................................   125,600  1,877,370       0.1%
#   Land Business Co., Ltd.....................................................    59,500    199,658       0.0%
*   Leopalace21 Corp........................................................... 1,511,300  8,716,353       0.3%
*   Lifenet Insurance Co.......................................................    35,700    122,234       0.0%
#   Marusan Securities Co., Ltd................................................   245,400  2,451,459       0.1%
#   Michinoku Bank, Ltd. (The).................................................   840,000  1,499,603       0.1%
    Mie Bank, Ltd. (The).......................................................   523,000  1,207,337       0.0%
    Minato Bank, Ltd. (The).................................................... 1,084,000  2,667,482       0.1%
    Mito Securities Co., Ltd...................................................   338,500  1,270,511       0.1%
    Miyazaki Bank, Ltd. (The)..................................................   931,000  3,701,331       0.1%
    Monex Group, Inc........................................................... 1,173,400  3,189,197       0.1%
#   Money Partners Group Co., Ltd..............................................    33,400    101,834       0.0%
    Musashino Bank, Ltd. (The).................................................   198,700  7,194,014       0.3%
#   Nagano Bank, Ltd. (The)....................................................   512,000    860,878       0.0%
    Nanto Bank, Ltd. (The)..................................................... 1,170,000  4,229,527       0.2%
*   New Real Property K.K......................................................    43,900         --       0.0%
    Nisshin Fudosan Co.........................................................   186,100    728,465       0.0%
    North Pacific Bank, Ltd.................................................... 2,025,300  7,998,094       0.3%
    Ogaki Kyoritsu Bank, Ltd. (The)............................................ 1,955,000  6,589,381       0.3%
#   Oita Bank, Ltd. (The)...................................................... 1,014,900  3,969,428       0.2%
#   Okasan Securities Group, Inc...............................................    48,000    364,144       0.0%
    Open House Co., Ltd........................................................    40,300  1,024,962       0.0%
    Relo Holdings, Inc.........................................................    62,200  5,106,688       0.2%
    Ricoh Leasing Co., Ltd.....................................................   101,700  2,948,135       0.1%
#   SAMTY Co., Ltd.............................................................    76,900    583,075       0.0%
    San-In Godo Bank, Ltd. (The)...............................................   957,000  9,158,311       0.4%
    Sankyo Frontier Co., Ltd...................................................     6,000     47,503       0.0%
#   Sawada Holdings Co., Ltd...................................................   142,000  1,084,093       0.0%
    Senshu Ikeda Holdings, Inc................................................. 1,365,700  6,061,352       0.2%
    Shiga Bank, Ltd. (The)..................................................... 1,328,000  6,986,373       0.3%
    Shikoku Bank, Ltd. (The)................................................... 1,210,000  2,584,410       0.1%
    Shimane Bank, Ltd. (The)...................................................    16,600    215,575       0.0%
    Shimizu Bank, Ltd. (The)...................................................    48,000  1,274,777       0.1%
#   Sparx Group Co., Ltd.......................................................   564,000  1,149,550       0.0%
    Sumitomo Real Estate Sales Co., Ltd........................................   106,460  2,893,679       0.1%
#   Sun Frontier Fudousan Co., Ltd.............................................   138,500  1,319,675       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Financials -- (Continued)
    Taiko Bank, Ltd. (The).....................................................   207,000 $    410,047       0.0%
#   Takagi Securities Co., Ltd.................................................   224,000      482,005       0.0%
    Takara Leben Co., Ltd......................................................   541,300    3,300,091       0.1%
    TOC Co., Ltd...............................................................   382,050    2,919,346       0.1%
    Tochigi Bank, Ltd. (The)...................................................   724,000    3,889,180       0.1%
    Toho Bank, Ltd. (The)...................................................... 1,313,200    5,541,662       0.2%
    Tohoku Bank, Ltd. (The)....................................................   588,000      844,548       0.0%
#   Tokyo Rakutenchi Co., Ltd..................................................   212,000      877,189       0.0%
    Tokyo Theatres Co., Inc....................................................   468,000      542,837       0.0%
#   Tokyo TY Financial Group, Inc..............................................   150,338    4,298,003       0.2%
    Tomato Bank, Ltd...........................................................   484,000      807,089       0.0%
    TOMONY Holdings, Inc.......................................................   913,950    4,338,746       0.2%
    Tosei Corp.................................................................   201,700    1,457,455       0.1%
    Tottori Bank, Ltd. (The)...................................................   353,000      772,816       0.0%
    Towa Bank, Ltd. (The)...................................................... 2,036,000    1,768,190       0.1%
    Toyo Securities Co., Ltd...................................................   419,000    1,326,746       0.1%
    Tsukuba Bank, Ltd..........................................................   495,100    1,693,972       0.1%
#   Yamagata Bank, Ltd. (The)..................................................   854,500    3,799,219       0.1%
    Yamanashi Chuo Bank, Ltd. (The)............................................   976,000    4,532,853       0.2%
                                                                                          ------------      ----
Total Financials...............................................................            306,734,569      11.7%
                                                                                          ------------      ----
Health Care -- (4.3%)
    As One Corp................................................................    86,768    2,785,691       0.1%
    Asahi Intecc Co., Ltd......................................................   123,000    7,574,735       0.3%
    ASKA Pharmaceutical Co., Ltd...............................................   131,300    1,309,858       0.1%
    Biofermin Pharmaceutical Co., Ltd..........................................    10,000      243,392       0.0%
    BML, Inc...................................................................    68,300    2,079,260       0.1%
#   CMIC Holdings Co., Ltd.....................................................    65,400      971,386       0.0%
    Create Medic Co., Ltd......................................................    28,000      248,274       0.0%
#   Daiken Medical Co., Ltd....................................................    88,900      968,478       0.0%
    Daito Pharmaceutical Co., Ltd..............................................    65,780    1,273,199       0.1%
    Eiken Chemical Co., Ltd....................................................    95,900    1,899,782       0.1%
    EPS Holdings, Inc..........................................................   164,600    1,916,898       0.1%
    FALCO HOLDINGS Co., Ltd....................................................    38,000      433,784       0.0%
#   FINDEX, Inc................................................................    88,500    1,161,335       0.0%
    Fuji Pharma Co., Ltd.......................................................    41,500      769,084       0.0%
    Fuso Pharmaceutical Industries, Ltd........................................   415,000    1,080,517       0.0%
    Hogy Medical Co., Ltd......................................................    71,000    3,418,344       0.1%
    Iwaki & Co., Ltd...........................................................   154,000      312,599       0.0%
#   Japan Medical Dynamic Marketing, Inc.......................................    97,900      434,784       0.0%
    Jeol, Ltd..................................................................   476,000    2,409,489       0.1%
#   JMS Co., Ltd...............................................................   157,000      388,531       0.0%
    Kawasumi Laboratories, Inc.................................................    69,100      528,179       0.0%
    Kissei Pharmaceutical Co., Ltd.............................................    75,600    2,243,883       0.1%
    KYORIN Holdings, Inc.......................................................   306,900    7,059,245       0.3%
    Mani, Inc..................................................................    33,400    2,235,547       0.1%
#   Message Co., Ltd...........................................................    84,600    2,622,786       0.1%
    Mochida Pharmaceutical Co., Ltd............................................    76,699    5,242,679       0.2%
    Nagaileben Co., Ltd........................................................    56,400    1,016,927       0.0%
    Nakanishi, Inc.............................................................   115,300    4,272,408       0.2%
    Nichi-iko Pharmaceutical Co., Ltd..........................................   264,250    5,562,659       0.2%
#   Nichii Gakkan Co...........................................................   284,300    2,639,743       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Health Care -- (Continued)
    Nikkiso Co., Ltd...........................................................   361,500 $  3,381,622       0.1%
    Nippon Chemiphar Co., Ltd..................................................   175,000      870,835       0.0%
    Nipro Corp.................................................................   702,100    6,737,595       0.3%
    Nissui Pharmaceutical Co., Ltd.............................................    68,500      804,280       0.0%
    Paramount Bed Holdings Co., Ltd............................................   114,200    3,094,269       0.1%
    Rion Co., Ltd..............................................................    42,300      549,412       0.0%
    Rohto Pharmaceutical Co., Ltd..............................................   499,200    7,127,079       0.3%
    Seed Co., Ltd..............................................................     7,100       78,158       0.0%
    Ship Healthcare Holdings, Inc..............................................   278,500    6,806,582       0.3%
#   Shofu, Inc.................................................................    35,700      410,630       0.0%
#   Software Service, Inc......................................................    17,400      690,152       0.0%
#   Taiko Pharmaceutical Co., Ltd..............................................    64,600    1,021,508       0.0%
    Techno Medica Co., Ltd.....................................................    25,700      526,000       0.0%
#   Toho Holdings Co., Ltd.....................................................   321,000    5,589,912       0.2%
    Tokai Corp.................................................................    54,500    1,822,814       0.1%
    Torii Pharmaceutical Co., Ltd..............................................    56,200    1,486,673       0.1%
    Towa Pharmaceutical Co., Ltd...............................................    59,100    3,125,377       0.1%
#   Tsukui Corp................................................................   180,900    1,367,070       0.1%
#   Tsumura & Co...............................................................   348,700    8,171,178       0.3%
    Uchiyama Holdings Co., Ltd.................................................    24,200      113,096       0.0%
    Vital KSK Holdings, Inc....................................................   193,400    1,428,272       0.1%
#   Wakamoto Pharmaceutical Co., Ltd...........................................   107,000      268,329       0.0%
    ZERIA Pharmaceutical Co., Ltd..............................................   100,699    1,597,427       0.1%
                                                                                          ------------       ---
Total Health Care..............................................................            122,171,746       4.6%
                                                                                          ------------       ---
Industrials -- (26.4%)
*   A&A Material Corp..........................................................   127,000      127,844       0.0%
    Advan Co., Ltd.............................................................    93,500    1,260,271       0.1%
    Advanex, Inc...............................................................   237,000      349,732       0.0%
    Aeon Delight Co., Ltd......................................................   107,400    2,844,221       0.1%
    Aica Kogyo Co., Ltd........................................................   314,300    7,218,341       0.3%
    Aichi Corp.................................................................   171,500      946,623       0.0%
    Aida Engineering, Ltd......................................................   296,900    3,384,796       0.1%
    Alinco, Inc................................................................    62,600      578,739       0.0%
    Alps Logistics Co., Ltd....................................................    49,300      651,266       0.0%
#   Altech Corp................................................................    44,750      839,338       0.0%
    Anest Iwata Corp...........................................................   168,200    1,095,213       0.1%
#*  Arrk Corp..................................................................   422,400      472,147       0.0%
    Asahi Diamond Industrial Co., Ltd..........................................   328,200    4,034,768       0.2%
    Asahi Kogyosha Co., Ltd....................................................   122,000      443,067       0.0%
*   Asanuma Corp...............................................................   487,000      619,817       0.0%
    Asia Air Survey Co., Ltd...................................................    18,000       61,393       0.0%
#*  Asia Growth Capital, Ltd...................................................   389,900      632,723       0.0%
    Asunaro Aoki Construction Co., Ltd.........................................   149,700    1,112,928       0.1%
    Bando Chemical Industries, Ltd.............................................   462,000    1,842,364       0.1%
#   Benefit One, Inc...........................................................    96,900    1,408,902       0.1%
    Bunka Shutter Co., Ltd.....................................................   309,000    2,807,015       0.1%
    Canare Electric Co., Ltd...................................................     2,300       46,799       0.0%
    Career Design Center Co., Ltd..............................................    26,700      233,801       0.0%
    Central Glass Co., Ltd..................................................... 1,214,000    5,577,947       0.2%
    Central Security Patrols Co., Ltd..........................................    40,700      465,519       0.0%
    Chiyoda Integre Co., Ltd...................................................    73,700    1,829,916       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
#   Chodai Co., Ltd............................................................    20,000 $   98,023       0.0%
    Chudenko Corp..............................................................   110,500  2,103,826       0.1%
    Chugai Ro Co., Ltd.........................................................   373,000    854,626       0.0%
    CKD Corp...................................................................   341,900  3,133,115       0.1%
    COMSYS Holdings Corp.......................................................    99,200  1,382,031       0.1%
#   Cosel Co., Ltd.............................................................   121,800  1,437,767       0.1%
#   CTI Engineering Co., Ltd...................................................    72,300    749,214       0.0%
    Dai-Dan Co., Ltd...........................................................   155,000  1,064,415       0.0%
    Daido Kogyo Co., Ltd.......................................................   200,000    436,532       0.0%
    Daifuku Co., Ltd...........................................................   579,400  7,718,800       0.3%
    Daihatsu Diesel Manufacturing Co., Ltd.....................................    84,000    513,595       0.0%
    Daihen Corp................................................................   620,000  3,026,562       0.1%
#   Daiho Corp.................................................................   364,000  1,820,967       0.1%
    Daiichi Jitsugyo Co., Ltd..................................................   251,000  1,323,542       0.1%
    Daiseki Co., Ltd...........................................................   223,463  3,976,731       0.2%
    Daiseki Eco. Solution Co., Ltd.............................................     7,200    111,309       0.0%
#*  Daisue Construction Co., Ltd...............................................    33,700    231,629       0.0%
    Daiwa Industries, Ltd......................................................   173,000  1,188,749       0.1%
    Daiwa Odakyu Construction Co...............................................     5,400     47,845       0.0%
#*  Danto Holdings Corp........................................................   165,000    219,018       0.0%
    Denyo Co., Ltd.............................................................    85,300  1,289,141       0.1%
#   Dijet Industrial Co., Ltd..................................................    88,000    162,417       0.0%
    DMG Mori Seiki Co., Ltd....................................................   486,500  7,934,353       0.3%
    DMW Corp...................................................................     4,800     69,215       0.0%
#   Duskin Co., Ltd............................................................   222,400  3,812,375       0.2%
#   Ebara Jitsugyo Co., Ltd....................................................    40,200    490,820       0.0%
    Eidai Co., Ltd.............................................................   115,000    436,414       0.0%
#   Emori Group Holdings Co., Ltd..............................................    48,300    201,046       0.0%
#   en-japan, Inc..............................................................    62,400    927,050       0.0%
#   Endo Lighting Corp.........................................................    60,200    711,234       0.0%
#*  Enshu, Ltd.................................................................   281,000    268,927       0.0%
    Freund Corp................................................................     9,900    112,634       0.0%
#   Fudo Tetra Corp............................................................ 1,040,800  1,967,770       0.1%
    Fujikura, Ltd.............................................................. 1,984,000  9,449,502       0.4%
#*  Fujisash Co., Ltd..........................................................   436,500    544,488       0.0%
    Fujitec Co., Ltd...........................................................   436,800  4,749,453       0.2%
#   Fukuda Corp................................................................   494,000  3,182,314       0.1%
    Fukushima Industries Corp..................................................    78,100  1,311,921       0.1%
#   Fukuyama Transporting Co., Ltd.............................................   791,400  4,484,375       0.2%
    FULLCAST Holdings Co., Ltd.................................................    63,400    429,607       0.0%
    Funai Soken Holdings, Inc..................................................   117,300  1,184,090       0.1%
#   Furukawa Co., Ltd.......................................................... 1,665,000  2,889,100       0.1%
#   Furukawa Electric Co., Ltd................................................. 4,806,000  8,808,884       0.3%
    Furusato Industries, Ltd...................................................    52,000    789,777       0.0%
    Futaba Corp................................................................   125,100  2,083,800       0.1%
    Gecoss Corp................................................................   109,200  1,338,707       0.1%
    Glory, Ltd.................................................................   266,700  7,381,541       0.3%
    Hamakyorex Co., Ltd........................................................    42,200  1,573,052       0.1%
    Hanwa Co., Ltd............................................................. 1,221,000  5,047,705       0.2%
    Harmonic Drive Systems, Inc................................................   150,100  3,170,063       0.1%
    Hazama Ando Corp........................................................... 1,082,400  6,141,532       0.2%
#   Hibiya Engineering, Ltd....................................................   120,800  1,602,876       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
    Hirakawa Hewtech Corp......................................................       900 $    9,544       0.0%
    Hisaka Works, Ltd..........................................................   100,200    919,355       0.0%
    Hitachi Koki Co., Ltd......................................................   311,600  2,562,691       0.1%
    Hitachi Transport System, Ltd..............................................   278,000  4,483,399       0.2%
    Hitachi Zosen Corp.........................................................   991,379  5,465,385       0.2%
    Hokuetsu Industries Co., Ltd...............................................   105,900    851,931       0.0%
#   Hokuriku Electrical Construction Co., Ltd..................................    23,000    163,305       0.0%
    Hosokawa Micron Corp.......................................................   176,000    916,340       0.0%
    Howa Machinery, Ltd........................................................    72,100    444,980       0.0%
#   Ichiken Co., Ltd...........................................................   143,000    371,426       0.0%
    ICHINEN HOLDINGS Co., Ltd..................................................   114,200  1,025,083       0.0%
    Idec Corp..................................................................   158,800  1,437,134       0.1%
    Iino Kaiun Kaisha, Ltd.....................................................   521,100  2,740,974       0.1%
    Inaba Denki Sangyo Co., Ltd................................................   138,700  5,014,971       0.2%
#   Inaba Seisakusho Co., Ltd..................................................    49,700    591,989       0.0%
    Inabata & Co., Ltd.........................................................   308,400  3,244,323       0.1%
#   Inui Global Logistics Co., Ltd.............................................    71,880    601,951       0.0%
#   Iseki & Co., Ltd........................................................... 1,110,000  2,295,498       0.1%
    Ishii Iron Works Co., Ltd..................................................   110,000    201,517       0.0%
#   Itoki Corp.................................................................   213,800  1,266,741       0.1%
#   Iwasaki Electric Co., Ltd..................................................   372,000    858,946       0.0%
#   Iwatani Corp............................................................... 1,087,000  7,351,887       0.3%
#   Jalux, Inc.................................................................    41,400    848,508       0.0%
    Jamco Corp.................................................................    77,700  2,219,607       0.1%
#   Japan Foundation Engineering Co., Ltd......................................   119,500    435,818       0.0%
    Japan Pulp & Paper Co., Ltd................................................   465,000  1,275,723       0.1%
#   Japan Steel Works, Ltd. (The).............................................. 1,992,000  9,192,882       0.4%
    Japan Transcity Corp.......................................................   242,000    783,432       0.0%
#   JK Holdings Co., Ltd.......................................................    89,940    449,242       0.0%
    Juki Corp..................................................................   918,000  2,715,087       0.1%
    Kamei Corp.................................................................   148,700  1,090,065       0.1%
    Kanaden Corp...............................................................   113,000    813,215       0.0%
    Kanagawa Chuo Kotsu Co., Ltd...............................................   190,000    909,859       0.0%
    Kanamoto Co., Ltd..........................................................   171,600  5,019,096       0.2%
    Kandenko Co., Ltd..........................................................   626,000  3,971,576       0.2%
    Kanematsu Corp............................................................. 2,395,625  3,764,183       0.2%
#   Katakura Industries Co., Ltd...............................................   136,100  1,468,103       0.1%
    Kato Works Co., Ltd........................................................   309,000  1,979,145       0.1%
#   KAWADA TECHNOLOGIES, Inc...................................................    58,900  1,837,845       0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd..........................................    96,000    326,460       0.0%
    Keihin Co., Ltd............................................................   249,000    402,874       0.0%
*   KI Holdings Co., Ltd.......................................................    88,000    434,078       0.0%
    Kimura Chemical Plants Co., Ltd............................................    39,900    172,930       0.0%
#   King Jim Co., Ltd..........................................................    30,400    245,589       0.0%
#*  Kinki Sharyo Co., Ltd. (The)...............................................   153,000    478,923       0.0%
    Kintetsu World Express, Inc................................................    89,500  4,122,606       0.2%
    Kitagawa Iron Works Co., Ltd...............................................   496,000  1,045,475       0.0%
    Kitano Construction Corp...................................................   259,000    776,740       0.0%
#   Kito Corp..................................................................   103,600  1,008,464       0.0%
    Kitz Corp..................................................................   543,500  2,756,363       0.1%
*   Kobe Electric Railway Co., Ltd.............................................    29,000     87,375       0.0%
#   Kobelco Eco-Solutions Co., Ltd.............................................    97,000    554,205       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
    Koike Sanso Kogyo Co., Ltd.................................................   145,000 $  428,352       0.0%
#   Kokusai Co., Ltd...........................................................    40,400    632,484       0.0%
    Kokuyo Co., Ltd............................................................   527,825  4,821,477       0.2%
#   KOMAIHALTEC, Inc...........................................................   227,000    480,323       0.0%
    Komatsu Wall Industry Co., Ltd.............................................    40,000    857,375       0.0%
    Komori Corp................................................................   348,700  4,342,387       0.2%
    Kondotec, Inc..............................................................   124,000    804,610       0.0%
    Konoike Transport Co., Ltd.................................................    70,600    754,901       0.0%
#   Kosaido Co., Ltd...........................................................   267,900  1,603,529       0.1%
    KRS Corp...................................................................    36,200    515,460       0.0%
#   Kumagai Gumi Co., Ltd...................................................... 1,756,000  5,609,304       0.2%
#   Kuroda Electric Co., Ltd...................................................   219,100  3,938,727       0.2%
    Kyodo Printing Co., Ltd....................................................   525,000  1,629,945       0.1%
    Kyokuto Boeki Kaisha, Ltd..................................................    58,000    105,366       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd............................................   204,200  2,271,452       0.1%
    Kyoritsu Printing Co., Ltd.................................................   105,300    259,195       0.0%
    Kyowa Exeo Corp............................................................   481,800  5,620,904       0.2%
    Kyudenko Corp..............................................................   219,000  2,912,035       0.1%
#   Link And Motivation, Inc...................................................   251,400    371,157       0.0%
    Lonseal Corp...............................................................   116,000    172,210       0.0%
#   Maeda Corp.................................................................   821,000  5,972,673       0.2%
#   Maeda Kosen Co., Ltd.......................................................   100,500    942,293       0.0%
    Maeda Road Construction Co., Ltd...........................................   387,000  6,377,991       0.3%
    Maezawa Industries, Inc....................................................    35,700    113,598       0.0%
    Maezawa Kasei Industries Co., Ltd..........................................    45,600    463,526       0.0%
    Maezawa Kyuso Industries Co., Ltd..........................................    48,200    611,084       0.0%
    Makino Milling Machine Co., Ltd............................................   655,000  5,982,528       0.2%
    Marubeni Construction Material Lease Co., Ltd..............................    75,000    167,765       0.0%
#   Marufuji Sheet Piling Co., Ltd.............................................    58,000    167,453       0.0%
    Maruka Machinery Co., Ltd..................................................    32,200    556,194       0.0%
    Maruyama Manufacturing Co., Inc............................................   230,000    454,558       0.0%
    Maruzen Co., Ltd...........................................................    46,000    398,892       0.0%
#   Maruzen Showa Unyu Co., Ltd................................................   300,000  1,031,582       0.0%
    Matsuda Sangyo Co., Ltd....................................................    81,082  1,041,497       0.0%
    Matsui Construction Co., Ltd...............................................   124,600    700,350       0.0%
    Max Co., Ltd...............................................................   191,000  2,157,678       0.1%
    Meidensha Corp............................................................. 1,171,050  3,882,995       0.2%
    Meiji Shipping Co., Ltd....................................................   111,000    354,924       0.0%
#   Meisei Industrial Co., Ltd.................................................   251,000  1,371,453       0.1%
    Meitec Corp................................................................   181,300  5,838,387       0.2%
#   Meito Transportation Co., Ltd..............................................    22,000    135,412       0.0%
#   Meiwa Corp.................................................................   161,700    585,142       0.0%
    Mesco, Inc.................................................................    22,000    159,189       0.0%
    Mirait Holdings Corp.......................................................   380,085  4,295,226       0.2%
    Mitani Corp................................................................    68,200  1,470,369       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.......................................   159,600    902,369       0.0%
    Mitsubishi Pencil Co., Ltd.................................................   108,100  4,087,207       0.2%
    Mitsuboshi Belting Co., Ltd................................................   328,000  2,630,126       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd................................. 5,109,000  9,174,203       0.4%
    Mitsui Matsushima Co., Ltd.................................................   847,000    918,972       0.0%
    Mitsui-Soko Holdings Co., Ltd..............................................   626,000  2,193,466       0.1%
    Mitsumura Printing Co., Ltd................................................    93,000    208,463       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
    Miura Co., Ltd.............................................................   353,100 $3,963,914       0.2%
#   Miyaji Engineering Group, Inc..............................................   377,175    623,351       0.0%
#   MonotaRO Co., Ltd..........................................................   125,200  4,307,866       0.2%
    Morita Holdings Corp.......................................................   232,300  2,170,653       0.1%
#   NAC Co., Ltd...............................................................    58,900    499,226       0.0%
    Nachi-Fujikoshi Corp....................................................... 1,025,000  5,993,329       0.2%
#   Nagase & Co., Ltd..........................................................   374,900  4,954,698       0.2%
    Nakabayashi Co., Ltd.......................................................   211,000    393,662       0.0%
    Nakano Corp................................................................    14,800     54,164       0.0%
    Namura Shipbuilding Co., Ltd...............................................   217,228  1,987,365       0.1%
    Narasaki Sangyo Co., Ltd...................................................   103,000    256,246       0.0%
    NDS Co., Ltd...............................................................   241,000    605,887       0.0%
    NEC Capital Solutions, Ltd.................................................    43,800    680,495       0.0%
#   Nichias Corp...............................................................   581,000  3,505,839       0.1%
    Nichiban Co., Ltd..........................................................   119,000    465,053       0.0%
    Nichiden Corp..............................................................    22,600    511,574       0.0%
    Nichiha Corp...............................................................   143,680  1,593,911       0.1%
    Nichireki Co., Ltd.........................................................   148,000  1,319,927       0.1%
    Nihon M&A Center, Inc......................................................   198,100  6,893,767       0.3%
#   Nihon Trim Co., Ltd........................................................    31,600    971,825       0.0%
    Nikkato Corp...............................................................       700      2,404       0.0%
    Nikko Co., Ltd.............................................................   155,000    640,196       0.0%
    Nippo Corp.................................................................   142,000  2,374,814       0.1%
    Nippon Air Conditioning Services Co., Ltd..................................    14,900    101,660       0.0%
#   Nippon Carbon Co., Ltd.....................................................   648,000  2,005,977       0.1%
    Nippon Densetsu Kogyo Co., Ltd.............................................   230,300  3,867,274       0.2%
    Nippon Filcon Co., Ltd.....................................................    70,900    304,439       0.0%
    Nippon Hume Corp...........................................................   129,400    890,186       0.0%
    Nippon Kanzai Co., Ltd.....................................................    41,800  1,003,633       0.0%
    Nippon Koei Co., Ltd.......................................................   390,000  1,639,567       0.1%
    Nippon Konpo Unyu Soko Co., Ltd............................................   356,800  6,287,241       0.2%
#   Nippon Parking Development Co., Ltd........................................ 1,197,800  1,808,379       0.1%
#   Nippon Rietec Co., Ltd.....................................................     7,000     49,576       0.0%
    Nippon Road Co., Ltd. (The)................................................   384,000  2,071,882       0.1%
    Nippon Seisen Co., Ltd.....................................................   100,000    517,277       0.0%
#   Nippon Sharyo, Ltd.........................................................   422,000  1,216,688       0.1%
#*  Nippon Sheet Glass Co., Ltd................................................ 6,156,000  6,236,176       0.2%
    Nippon Steel & Sumikin Bussan Corp.........................................   955,599  3,255,184       0.1%
    Nippon Steel & Sumikin Texeng Co., Ltd.....................................   292,000  1,576,155       0.1%
    Nippon Thompson Co., Ltd...................................................   410,000  2,335,874       0.1%
    Nippon Tungsten Co., Ltd...................................................    62,000     97,673       0.0%
    Nishi-Nippon Railroad Co., Ltd............................................. 1,834,000  8,042,265       0.3%
    Nishimatsu Construction Co., Ltd........................................... 1,803,000  6,640,435       0.3%
    Nishio Rent All Co., Ltd...................................................    92,500  2,633,506       0.1%
#   Nissei ASB Machine Co., Ltd................................................    44,100    846,422       0.0%
    Nissei Corp................................................................    37,900    349,080       0.0%
    Nissei Plastic Industrial Co., Ltd.........................................   235,000  2,469,472       0.1%
#   Nissha Printing Co., Ltd...................................................   157,500  3,049,799       0.1%
    Nisshinbo Holdings, Inc....................................................   903,000  9,353,261       0.4%
    Nissin Corp................................................................   399,000  1,069,136       0.1%
    Nissin Electric Co., Ltd...................................................   279,000  1,827,455       0.1%
    Nitta Corp.................................................................   111,600  3,058,186       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
*   Nitto Boseki Co., Ltd......................................................   898,000 $3,422,313       0.1%
#   Nitto Kogyo Corp...........................................................   159,700  2,890,962       0.1%
    Nitto Kohki Co., Ltd.......................................................    68,500  1,386,453       0.1%
    Nitto Seiko Co., Ltd.......................................................   149,000    488,798       0.0%
#   Nittoc Construction Co., Ltd...............................................   200,200    889,683       0.0%
#   Nittoku Engineering Co., Ltd...............................................    85,700  1,040,205       0.0%
#   NJS Co., Ltd...............................................................    30,200    400,576       0.0%
    Noda Corp..................................................................   153,600    544,369       0.0%
    Nomura Co., Ltd............................................................   216,500  2,315,225       0.1%
    Noritake Co., Ltd..........................................................   642,000  1,516,057       0.1%
    Noritz Corp................................................................   192,500  3,295,539       0.1%
    NS United Kaiun Kaisha, Ltd................................................   599,000  1,436,836       0.1%
    Obara Group, Inc...........................................................    77,700  4,571,180       0.2%
    Obayashi Road Corp.........................................................   170,000  1,068,615       0.1%
#   Odelic Co., Ltd............................................................    17,900    489,576       0.0%
    Oiles Corp.................................................................   165,050  3,145,683       0.1%
    Okabe Co., Ltd.............................................................   242,100  2,104,778       0.1%
    Okamoto Machine Tool Works, Ltd............................................   205,000    265,253       0.0%
    Okamura Corp...............................................................   381,900  2,976,897       0.1%
#   OKK Corp...................................................................   425,000    568,740       0.0%
    OKUMA Corp.................................................................   844,000  9,144,517       0.4%
    Okumura Corp...............................................................   999,400  4,787,236       0.2%
    Onamba Co., Ltd............................................................     1,500      5,692       0.0%
#   Onoken Co., Ltd............................................................    87,300    781,465       0.0%
    Organo Corp................................................................   228,000  1,017,939       0.0%
    OSG Corp...................................................................   444,300  9,237,823       0.4%
#   Outsourcing, Inc...........................................................    54,600    742,969       0.0%
    Oyo Corp...................................................................    93,700  1,231,790       0.1%
#*  Pasco Corp.................................................................   124,000    346,412       0.0%
#   Pasona Group, Inc..........................................................   126,800    811,895       0.0%
#   Penta-Ocean Construction Co., Ltd.......................................... 1,684,400  6,313,656       0.2%
#   Pilot Corp.................................................................    94,400  5,088,751       0.2%
    Prestige International, Inc................................................   109,700    849,735       0.0%
    Pronexus, Inc..............................................................   129,400    858,759       0.0%
#   PS Mitsubishi Construction Co., Ltd........................................   137,300    478,401       0.0%
    Raito Kogyo Co., Ltd.......................................................   300,900  2,373,027       0.1%
    Rheon Automatic Machinery Co., Ltd.........................................    95,000    455,652       0.0%
    Ryobi, Ltd.................................................................   779,200  2,544,221       0.1%
    Sakai Heavy Industries, Ltd................................................   237,000    575,490       0.0%
#   Sakai Moving Service Co., Ltd..............................................    22,800    731,912       0.0%
    Sanki Engineering Co., Ltd.................................................   297,600  2,376,764       0.1%
#   Sanko Metal Industrial Co., Ltd............................................   136,000    281,049       0.0%
    Sankyo Tateyama, Inc.......................................................   166,200  3,106,337       0.1%
    Sankyu, Inc................................................................ 1,540,000  7,222,498       0.3%
#   Sanoyas Holdings Corp......................................................    40,600     93,488       0.0%
    Sanwa Holdings Corp........................................................ 1,232,600  9,302,894       0.4%
    Sanyo Denki Co., Ltd.......................................................   254,000  2,127,382       0.1%
    Sanyo Engineering & Construction, Inc......................................    48,000    203,159       0.0%
    Sanyo Industries, Ltd......................................................    99,000    176,677       0.0%
    Sata Construction Co., Ltd.................................................   427,000    501,394       0.0%
#   Sato Holdings Corp.........................................................   135,900  3,138,532       0.1%
    Sato Shoji Corp............................................................    66,800    460,887       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
#   SBS Holdings, Inc..........................................................    90,700 $  715,512       0.0%
#   Secom Joshinetsu Co., Ltd..................................................    32,900    978,279       0.0%
#   Seibu Electric Industry Co., Ltd...........................................    70,000    266,524       0.0%
    Seika Corp.................................................................   313,000    869,662       0.0%
    Seikitokyu Kogyo Co., Ltd..................................................   178,300    809,460       0.0%
    Sekisui Jushi Corp.........................................................   176,700  2,348,938       0.1%
#   Senko Co., Ltd.............................................................   547,000  3,453,821       0.1%
#   Senshu Electric Co., Ltd...................................................    36,200    547,153       0.0%
    Shibusawa Warehouse Co., Ltd. (The)........................................   263,000    781,638       0.0%
#   Shibuya Kogyo Co., Ltd.....................................................    89,100  1,831,230       0.1%
    Shima Seiki Manufacturing, Ltd.............................................   169,900  2,933,566       0.1%
    Shin Nippon Air Technologies Co., Ltd......................................    86,280    726,274       0.0%
    Shin-Keisei Electric Railway Co., Ltd......................................   177,000    611,004       0.0%
    Shinmaywa Industries, Ltd..................................................   537,000  5,582,563       0.2%
    Shinnihon Corp.............................................................   189,300    707,926       0.0%
    Shinsho Corp...............................................................   279,000    610,714       0.0%
    Shinwa Co., Ltd............................................................    14,000    232,789       0.0%
#   Shoko Co., Ltd.............................................................   404,000    518,073       0.0%
    Showa Aircraft Industry Co., Ltd...........................................    17,237    175,352       0.0%
    Sinfonia Technology Co., Ltd...............................................   567,000    965,047       0.0%
    Sinko Industries, Ltd......................................................   110,700  1,140,312       0.1%
    Sintokogio, Ltd............................................................   265,000  2,219,701       0.1%
    Soda Nikka Co., Ltd........................................................    67,000    307,887       0.0%
#   Sodick Co., Ltd............................................................   191,900  1,994,673       0.1%
#   Space Co., Ltd.............................................................    61,920    668,885       0.0%
#   Srg Takamiya Co., Ltd......................................................   100,700    685,915       0.0%
    Star Micronics Co., Ltd....................................................   221,700  3,606,249       0.1%
    Subaru Enterprise Co., Ltd.................................................    55,000    200,154       0.0%
    Sugimoto & Co., Ltd........................................................    30,500    337,917       0.0%
    Sumitomo Densetsu Co., Ltd.................................................   104,400  1,259,999       0.1%
#   Sumitomo Mitsui Construction Co., Ltd...................................... 4,537,800  6,315,238       0.2%
    Sumitomo Precision Products Co., Ltd.......................................   189,000    748,372       0.0%
    Sumitomo Warehouse Co., Ltd. (The).........................................   819,000  4,620,901       0.2%
#*  SWCC Showa Holdings Co., Ltd............................................... 1,683,000  1,334,283       0.1%
    Taihei Dengyo Kaisha, Ltd..................................................   162,000  1,366,627       0.1%
#   Taiheiyo Kouhatsu, Inc.....................................................   407,000    322,663       0.0%
    Taikisha, Ltd..............................................................   163,500  4,389,066       0.2%
#   Takano Co., Ltd............................................................    49,400    265,471       0.0%
#   Takaoka Toko Co., Ltd......................................................    43,520    566,746       0.0%
#   Takara Printing Co., Ltd...................................................    34,055    309,997       0.0%
    Takara Standard Co., Ltd...................................................   507,000  4,124,756       0.2%
    Takasago Thermal Engineering Co., Ltd......................................   319,500  4,143,867       0.2%
    Takashima & Co., Ltd.......................................................   225,000    492,247       0.0%
    Takeei Corp................................................................   119,500  1,053,491       0.0%
    Takeuchi Manufacturing Co., Ltd............................................    68,400  3,312,619       0.1%
    Takigami Steel Construction Co., Ltd. (The)................................    50,000    251,564       0.0%
    Takisawa Machine Tool Co., Ltd.............................................   368,000    688,058       0.0%
    Takuma Co., Ltd............................................................   436,000  3,349,625       0.1%
#   Tanseisha Co., Ltd.........................................................   143,200  1,152,150       0.1%
#   Tatsuta Electric Wire and Cable Co., Ltd...................................   275,600  1,204,904       0.1%
    TECHNO ASSOCIE Co., Ltd....................................................    56,800    586,235       0.0%
    Techno Ryowa, Ltd..........................................................    69,390    408,042       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
    Teikoku Electric Manufacturing Co., Ltd....................................    89,400 $  838,524       0.0%
    Teikoku Sen-I Co., Ltd.....................................................   102,100  1,458,065       0.1%
    Teraoka Seisakusho Co., Ltd................................................    53,600    244,140       0.0%
    Toa Corp................................................................... 1,103,000  1,931,177       0.1%
    TOA ROAD Corp..............................................................   266,000    952,428       0.0%
#*  Tobishima Corp............................................................. 1,233,100  2,492,997       0.1%
    Tocalo Co., Ltd............................................................    82,300  1,615,928       0.1%
    Toda Corp.................................................................. 1,179,000  4,859,313       0.2%
    Toenec Corp................................................................   212,000  1,050,725       0.0%
    Togami Electric Manufacturing Co., Ltd.....................................    14,000     59,051       0.0%
    TOKAI Holdings Corp........................................................   528,400  2,242,152       0.1%
#   Tokai Lease Co., Ltd.......................................................   154,000    278,002       0.0%
    Tokyo Energy & Systems, Inc................................................   139,000  1,320,670       0.1%
#   Tokyo Keiki, Inc...........................................................   354,000    829,019       0.0%
#*  Tokyo Kikai Seisakusho, Ltd................................................   256,000    164,288       0.0%
#   Tokyo Sangyo Co., Ltd......................................................    81,000    334,313       0.0%
    Toli Corp..................................................................   261,000    630,067       0.0%
    Tomoe Corp.................................................................   152,000    543,827       0.0%
    Tomoe Engineering Co., Ltd.................................................    37,200    542,169       0.0%
    Tonami Holdings Co., Ltd...................................................   322,000  1,164,439       0.1%
    Toppan Forms Co., Ltd......................................................   298,500  3,577,867       0.1%
#   Torishima Pump Manufacturing Co., Ltd......................................   117,100    866,874       0.0%
    Toshiba Machine Co., Ltd...................................................   663,000  2,944,120       0.1%
    Toshiba Plant Systems & Services Corp......................................   241,450  3,357,104       0.1%
#   Tosho Printing Co., Ltd....................................................   236,000    748,649       0.0%
    Totetsu Kogyo Co., Ltd.....................................................   145,100  3,272,162       0.1%
#   Toyo Construction Co., Ltd.................................................   377,100  1,459,657       0.1%
    Toyo Denki Seizo--Toyo Electric Manufacturing Co., Ltd.....................   207,000    736,147       0.0%
#   Toyo Engineering Corp......................................................   689,400  1,928,602       0.1%
    Toyo Machinery & Metal Co., Ltd............................................    87,400    373,986       0.0%
#   Toyo Tanso Co., Ltd........................................................    67,000  1,261,533       0.1%
#   Toyo Wharf & Warehouse Co., Ltd............................................   340,000    565,728       0.0%
    Trancom Co., Ltd...........................................................    42,400  2,001,481       0.1%
    Trinity Industrial Corp....................................................    19,000     72,077       0.0%
    Trusco Nakayama Corp.......................................................   112,700  3,795,007       0.2%
    Trust Tech, Inc............................................................    19,200    367,607       0.0%
    Tsubakimoto Chain Co.......................................................   845,700  6,923,529       0.3%
    Tsubakimoto Kogyo Co., Ltd.................................................   117,000    308,808       0.0%
#*  Tsudakoma Corp.............................................................   294,000    382,284       0.0%
    Tsugami Corp...............................................................   395,000  2,308,421       0.1%
    Tsukishima Kikai Co., Ltd..................................................   129,500  1,299,323       0.1%
    Tsurumi Manufacturing Co., Ltd.............................................    92,200  1,383,796       0.1%
    TTK Co., Ltd...............................................................    62,000    251,062       0.0%
    Uchida Yoko Co., Ltd.......................................................   322,000  1,094,344       0.1%
#   Ueki Corp..................................................................   354,000    752,673       0.0%
    Union Tool Co..............................................................    62,900  1,898,475       0.1%
    Ushio, Inc.................................................................   334,700  4,389,096       0.2%
    Utoc Corp..................................................................    98,700    475,855       0.0%
#   Wakachiku Construction Co., Ltd............................................ 1,170,000  1,761,586       0.1%
    Wakita & Co., Ltd..........................................................   219,800  2,191,681       0.1%
    Weathernews, Inc...........................................................    36,800  1,081,293       0.1%
#   Yahagi Construction Co., Ltd...............................................   159,400  1,035,028       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Industrials -- (Continued)
    YAMABIKO Corp..............................................................    46,082 $  1,996,443       0.1%
    Yamato Corp................................................................    82,000      290,198       0.0%
    Yamaura Corp...............................................................    16,200       57,931       0.0%
    Yamazen Corp...............................................................   296,900    2,641,359       0.1%
    Yasuda Logistics Corp......................................................    97,300      826,085       0.0%
    Yokogawa Bridge Holdings Corp..............................................   177,600    2,011,842       0.1%
    Yondenko Corp..............................................................   128,800      527,542       0.0%
    Yuasa Trading Co., Ltd.....................................................   105,000    2,312,403       0.1%
    Yuken Kogyo Co., Ltd.......................................................   196,000      415,018       0.0%
#   Yumeshin Holdings Co., Ltd.................................................   142,600      970,319       0.0%
    Yurtec Corp................................................................   249,000    1,592,181       0.1%
    Yusen Logistics Co., Ltd...................................................   109,500    1,339,123       0.1%
#   Zuiko Corp.................................................................    18,300      604,499       0.0%
                                                                                          ------------      ----
Total Industrials..............................................................            759,009,961      28.9%
                                                                                          ------------      ----
Information Technology -- (10.7%)
#   A&D Co., Ltd...............................................................   120,200      515,893       0.0%
    Ai Holdings Corp...........................................................   248,300    4,515,420       0.2%
    Aichi Tokei Denki Co., Ltd.................................................   187,000      521,391       0.0%
#   Aiphone Co., Ltd...........................................................    79,000    1,314,695       0.1%
#*  Allied Telesis Holdings K.K................................................   470,700      299,966       0.0%
    Alpha Systems, Inc.........................................................    32,560      481,633       0.0%
    Amano Corp.................................................................   374,300    4,814,684       0.2%
    Anritsu Corp...............................................................   857,300    6,146,840       0.2%
#   AOI Electronics Co., Ltd...................................................    26,900    1,127,073       0.1%
    Argo Graphics, Inc.........................................................    22,600      335,343       0.0%
*   Arisawa Manufacturing Co., Ltd.............................................   192,200    1,604,686       0.1%
    Asahi Net, Inc.............................................................    59,600      259,203       0.0%
#   Axell Corp.................................................................    47,500      605,072       0.0%
    Azbil Corp.................................................................   182,300    4,802,159       0.2%
#   Bit-isle, Inc..............................................................   123,600      540,586       0.0%
    Broadleaf Co., Ltd.........................................................   118,700    1,850,618       0.1%
    CAC Holdings Corp..........................................................    50,500      456,744       0.0%
    Canon Electronics, Inc.....................................................   132,000    2,647,926       0.1%
    Capcom Co., Ltd............................................................   294,600    5,487,549       0.2%
    Chino Corp.................................................................    37,100      365,407       0.0%
#*  CMK Corp...................................................................   260,100      649,875       0.0%
    Computer Engineering & Consulting, Ltd.....................................    74,200      564,807       0.0%
    CONEXIO Corp...............................................................   125,900    1,242,004       0.1%
#   COOKPAD, Inc...............................................................    95,800    4,078,199       0.2%
    Cresco, Ltd................................................................    26,500      413,581       0.0%
#*  CROOZ, Inc.................................................................    32,400      824,320       0.0%
#   Dai-ichi Seiko Co., Ltd....................................................    55,600    1,060,400       0.0%
#   Daishinku Corp.............................................................   188,000      507,945       0.0%
    Daito Electron Co., Ltd....................................................     5,900       33,248       0.0%
    Daiwabo Holdings Co., Ltd.................................................. 1,186,000    1,977,163       0.1%
    Denki Kogyo Co., Ltd.......................................................   251,000    1,171,254       0.1%
    DKK-Toa Corp...............................................................    38,200      206,036       0.0%
    DTS Corp...................................................................   122,000    2,483,033       0.1%
#   Eizo Corp..................................................................   109,700    2,433,387       0.1%
    Elecom Co., Ltd............................................................    50,700    1,141,684       0.1%
    Elematec Corp..............................................................    54,171    1,368,907       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                                SHARES   VALUE++   OF NET ASSETS**
                                                                                ------- ---------- ---------------
Information Technology -- (Continued)
#   EM Systems Co., Ltd........................................................  18,500 $  294,842       0.0%
    Enplas Corp................................................................  57,000  2,293,963       0.1%
    ESPEC Corp.................................................................  98,400  1,066,942       0.0%
#   Excel Co., Ltd.............................................................  49,300    562,979       0.0%
#   F@N Communications, Inc.................................................... 192,800  1,603,628       0.1%
    Faith, Inc.................................................................  27,910    396,520       0.0%
#*  FDK Corp................................................................... 663,000    846,247       0.0%
    Ferrotec Corp.............................................................. 174,000  1,010,863       0.0%
    Fuji Soft, Inc............................................................. 116,600  2,370,600       0.1%
    Fujitsu Frontech, Ltd......................................................  75,300    933,093       0.0%
#   Furuno Electric Co., Ltd................................................... 137,500  1,115,795       0.1%
    Furuya Metal Co., Ltd......................................................  11,800    268,509       0.0%
    Future Architect, Inc...................................................... 129,200    780,357       0.0%
    GMO internet, Inc.......................................................... 401,700  5,049,837       0.2%
    GMO Payment Gateway, Inc...................................................  98,500  2,530,155       0.1%
#   Gree, Inc.................................................................. 672,200  4,340,042       0.2%
    Gurunavi, Inc.............................................................. 172,800  3,197,980       0.1%
    Hakuto Co., Ltd............................................................  84,500  1,026,786       0.0%
    Hioki EE Corp..............................................................  45,700    902,534       0.0%
    Hitachi Kokusai Electric, Inc.............................................. 332,500  4,605,381       0.2%
#   Hochiki Corp............................................................... 143,000  1,007,880       0.0%
#   Hokuriku Electric Industry Co., Ltd........................................ 482,000    759,573       0.0%
    Horiba, Ltd................................................................ 212,650  7,985,273       0.3%
#   Hosiden Corp............................................................... 257,000  1,503,507       0.1%
    I-Net Corp.................................................................  53,900    432,363       0.0%
    Icom, Inc..................................................................  46,600  1,139,159       0.1%
#   Ikegami Tsushinki Co., Ltd................................................. 309,000    476,396       0.0%
    Imagica Robot Holdings, Inc................................................  53,800    311,465       0.0%
    Ines Corp.................................................................. 196,600  1,865,213       0.1%
    Infocom Corp...............................................................  80,400    682,001       0.0%
    Information Services International-Dentsu, Ltd.............................  75,900    783,719       0.0%
    Innotech Corp..............................................................  93,000    385,123       0.0%
    Internet Initiative Japan, Inc............................................. 191,600  3,239,634       0.1%
    Iriso Electronics Co., Ltd.................................................  50,500  3,504,653       0.1%
    IT Holdings Corp........................................................... 505,101  9,946,402       0.4%
*   Itfor, Inc.................................................................  56,300    214,298       0.0%
#*  Iwatsu Electric Co., Ltd................................................... 500,000    398,847       0.0%
    Japan Digital Laboratory Co., Ltd..........................................  93,600  1,425,476       0.1%
    Japan Radio Co., Ltd....................................................... 326,000  1,226,907       0.1%
    Jastec Co., Ltd............................................................  54,200    415,638       0.0%
#   JBCC Holdings, Inc.........................................................  87,500    600,658       0.0%
*   Justsystems Corp........................................................... 160,600  1,013,195       0.0%
#   Kaga Electronics Co., Ltd.................................................. 113,100  1,366,620       0.1%
    Kanematsu Electronics, Ltd.................................................  72,000  1,098,038       0.1%
#*  KLab, Inc.................................................................. 191,400  2,289,301       0.1%
    Koa Corp................................................................... 194,100  1,988,254       0.1%
#   Koei Tecmo Holdings Co., Ltd...............................................  10,690    161,982       0.0%
    Kyoden Co., Ltd............................................................   1,300      2,253       0.0%
#   Kyoei Sangyo Co., Ltd......................................................  97,000    164,606       0.0%
    Kyosan Electric Manufacturing Co., Ltd..................................... 279,000    881,694       0.0%
    Kyowa Electronics Instruments Co., Ltd..................................... 135,100    551,132       0.0%
#   LAC Co., Ltd...............................................................  82,700    833,971       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Information Technology -- (Continued)
    Lasertec Corp..............................................................    28,700 $  400,686       0.0%
#*  Livesense, Inc.............................................................    62,000    314,000       0.0%
#*  Macnica Fuji Electronics Holdings, Inc.....................................   204,350  2,517,578       0.1%
    Marubun Corp...............................................................    95,700    621,154       0.0%
    Maruwa Co., Ltd............................................................    52,300  1,185,042       0.1%
#   Marvelous, Inc.............................................................   196,300  2,612,554       0.1%
*   Megachips Corp.............................................................   122,000  1,438,202       0.1%
#   Meiko Electronics Co., Ltd.................................................   111,800    368,513       0.0%
#   Melco Holdings, Inc........................................................    75,500  1,557,605       0.1%
#   Micronics Japan Co., Ltd...................................................    83,500  2,554,169       0.1%
    Mimasu Semiconductor Industry Co., Ltd.....................................   101,981  1,168,553       0.1%
    Miraial Co., Ltd...........................................................    29,800    361,253       0.0%
    Miroku Jyoho Service Co., Ltd..............................................    96,700    547,900       0.0%
    Mitsubishi Research Institute, Inc.........................................    32,600    746,238       0.0%
    Mitsui High-Tec, Inc.......................................................   150,700  1,133,899       0.1%
    Mitsumi Electric Co., Ltd..................................................   389,300  2,915,757       0.1%
#   MTI, Ltd...................................................................   168,800  1,205,869       0.1%
#   Mutoh Holdings Co., Ltd....................................................   126,000    458,329       0.0%
    Nagano Keiki Co., Ltd......................................................     5,500     33,823       0.0%
#   Nakayo, Inc................................................................   396,000  1,201,383       0.1%
    NEC Networks & System Integration Corp.....................................   136,600  2,927,187       0.1%
#   NET One Systems Co., Ltd...................................................   525,900  3,776,961       0.2%
*   New Japan Radio Co., Ltd...................................................    96,000    428,405       0.0%
    Nichicon Corp..............................................................   324,600  2,994,568       0.1%
    NIFTY Corp.................................................................    46,100    587,158       0.0%
#   Nihon Dempa Kogyo Co., Ltd.................................................   102,700    849,173       0.0%
    Nihon Unisys, Ltd..........................................................   346,175  3,285,191       0.1%
#   Nippon Ceramic Co., Ltd....................................................    62,200    886,473       0.0%
*   Nippon Chemi-Con Corp......................................................   950,000  2,864,549       0.1%
#   Nippon Kodoshi Corp........................................................    25,000    282,439       0.0%
    Nippon Signal Co., Ltd. (The)..............................................   310,600  2,974,316       0.1%
    Nippon Systemware Co., Ltd.................................................    29,400    208,415       0.0%
    Nohmi Bosai, Ltd...........................................................   132,600  1,666,127       0.1%
    Noritsu Koki Co., Ltd......................................................    76,800    437,966       0.0%
    NS Solutions Corp..........................................................   100,300  3,365,223       0.1%
    NSD Co., Ltd...............................................................   181,280  2,628,400       0.1%
#   Nuflare Technology, Inc....................................................    18,500    787,498       0.0%
    Ohara, Inc.................................................................    47,600    243,744       0.0%
#   Oizumi Corp................................................................    28,500    210,126       0.0%
    Okaya Electric Industries Co., Ltd.........................................    73,000    263,426       0.0%
    Oki Electric Industry Co., Ltd............................................. 4,751,000  9,732,972       0.4%
    ONO Sokki Co., Ltd.........................................................    58,400    497,399       0.0%
    Optex Co., Ltd.............................................................    70,600  1,511,981       0.1%
#   Origin Electric Co., Ltd...................................................   173,000    732,994       0.0%
#   Osaki Electric Co., Ltd....................................................   168,000  1,161,039       0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.................................   111,600    792,116       0.0%
    Panasonic Information Systems Co., Ltd.....................................    15,400    551,089       0.0%
    PCA Corp...................................................................     2,500     34,913       0.0%
    Riken Keiki Co., Ltd.......................................................    76,100    892,281       0.0%
    Riso Kagaku Corp...........................................................   180,600  2,989,315       0.1%
    Roland DG Corp.............................................................    49,900  1,335,717       0.1%
    Ryoden Trading Co., Ltd....................................................   174,000  1,250,305       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Information Technology -- (Continued)
    Ryosan Co., Ltd............................................................   184,300 $4,389,093       0.2%
    Ryoyo Electro Corp.........................................................   104,300  1,210,093       0.1%
    Sanken Electric Co., Ltd...................................................   673,000  5,146,553       0.2%
    Sanshin Electronics Co., Ltd...............................................   149,900  1,234,187       0.1%
    Satori Electric Co., Ltd...................................................    85,880    599,264       0.0%
    Saxa Holdings, Inc.........................................................   298,000    544,582       0.0%
    SCREEN Holdings Co., Ltd................................................... 1,231,000  8,356,784       0.3%
    Shibaura Electronics Co., Ltd..............................................    26,200    449,075       0.0%
#   Shibaura Mechatronics Corp.................................................   200,000    491,692       0.0%
    Shindengen Electric Manufacturing Co., Ltd.................................   433,000  2,217,095       0.1%
#*  Shinkawa, Ltd..............................................................    57,300    373,386       0.0%
    Shinko Electric Industries Co., Ltd........................................   427,400  3,415,408       0.1%
    Shinko Shoji Co., Ltd......................................................   121,700  1,243,781       0.1%
    Shizuki Electric Co., Inc..................................................   100,000    663,933       0.0%
    Siix Corp..................................................................    92,900  2,468,011       0.1%
    SMK Corp...................................................................   360,000  1,491,026       0.1%
#   SMS Co., Ltd...............................................................   150,200  1,847,557       0.1%
#   Softbank Technology Corp...................................................    30,300    334,468       0.0%
*   Softbrain Co., Ltd.........................................................   161,300    266,016       0.0%
    SRA Holdings...............................................................    47,500    651,417       0.0%
    Sumida Corp................................................................   107,549    714,130       0.0%
    Sun-Wa Technos Corp........................................................    35,100    342,022       0.0%
    Systena Corp...............................................................   116,600    858,174       0.0%
    Tabuchi Electric Co., Ltd..................................................   145,100  1,569,708       0.1%
    Tachibana Eletech Co., Ltd.................................................    83,160  1,006,824       0.0%
    Taiyo Yuden Co., Ltd.......................................................   642,700  9,501,859       0.4%
    Tamura Corp................................................................   447,000  1,900,619       0.1%
#*  Teac Corp..................................................................   615,000    287,899       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.............................................   198,000    403,569       0.0%
    TKC Corp...................................................................   104,700  2,500,611       0.1%
#   Toko, Inc..................................................................   208,000    616,940       0.0%
    Tokyo Electron Device, Ltd.................................................    37,200    494,780       0.0%
    Tokyo Seimitsu Co., Ltd....................................................   231,900  4,998,441       0.2%
    Tomen Devices Corp.........................................................     2,400     42,047       0.0%
    Tose Co., Ltd..............................................................    22,100    148,935       0.0%
    Toshiba TEC Corp...........................................................   447,000  2,478,942       0.1%
#   Toukei Computer Co., Ltd...................................................    26,010    405,035       0.0%
    Towa Corp..................................................................   124,500    730,681       0.0%
#   Toyo Corp..................................................................   131,600  1,234,459       0.1%
    Transcosmos, Inc...........................................................   152,100  3,682,743       0.1%
    UKC Holdings Corp..........................................................    64,900  1,150,198       0.1%
*   Ulvac, Inc.................................................................   249,600  4,249,902       0.2%
*   Uniden Corp................................................................   366,000    669,526       0.0%
#*  UT Holdings Co., Ltd.......................................................   189,500    830,759       0.0%
#   Vitec Co., Ltd.............................................................    34,300    293,861       0.0%
#   Wacom Co., Ltd.............................................................   907,100  4,703,231       0.2%
#   Wellnet Corp...............................................................    30,600    684,739       0.0%
    Y A C Co., Ltd.............................................................    31,000    179,376       0.0%
#   Yamaichi Electronics Co., Ltd..............................................   120,500    914,524       0.0%
    Yashima Denki Co., Ltd.....................................................    25,600    123,562       0.0%
    Yokowo Co., Ltd............................................................    86,200    510,749       0.0%
    Zappallas, Inc.............................................................    55,900    289,240       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Information Technology -- (Continued)
    Zuken, Inc.................................................................    64,400 $    576,248       0.0%
                                                                                          ------------      ----
Total Information Technology...................................................            305,680,742      11.6%
                                                                                          ------------      ----
Materials -- (10.3%)
    Achilles Corp..............................................................   909,000    1,187,621       0.1%
    ADEKA Corp.................................................................   523,000    7,376,790       0.3%
#   Agro-Kanesho Co., Ltd......................................................    31,900      228,577       0.0%
    Aichi Steel Corp...........................................................   673,000    3,235,351       0.1%
    Alconix Corp...............................................................    50,900      795,628       0.0%
    Arakawa Chemical Industries, Ltd...........................................    86,300      954,451       0.0%
#   Araya Industrial Co., Ltd..................................................   268,000      431,943       0.0%
    Asahi Holdings, Inc........................................................   155,550    2,927,051       0.1%
    Asahi Organic Chemicals Industry Co., Ltd..................................   412,000      931,533       0.0%
    Asahi Printing Co., Ltd....................................................       800       14,828       0.0%
    C Uyemura & Co., Ltd.......................................................    22,800    1,129,974       0.1%
    Carlit Holdings Co., Ltd...................................................    71,700      375,985       0.0%
#   Chuetsu Pulp & Paper Co., Ltd..............................................   552,000    1,150,408       0.1%
*   Chugai Mining Co., Ltd..................................................... 1,012,400      237,955       0.0%
    Chugoku Marine Paints, Ltd.................................................   345,000    2,989,283       0.1%
    Dai Nippon Toryo Co., Ltd..................................................   740,000      962,070       0.0%
    Daido Steel Co., Ltd.......................................................   585,000    2,797,224       0.1%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd......................................    17,600      574,590       0.0%
    Daiken Corp................................................................   390,000      886,249       0.0%
    Daiki Aluminium Industry Co., Ltd..........................................   153,000      443,689       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.....................   408,000    2,205,185       0.1%
    Daio Paper Corp............................................................   523,500    5,553,916       0.2%
    Daiso Co., Ltd.............................................................   424,000    1,482,998       0.1%
#   DC Co., Ltd................................................................   110,700      420,401       0.0%
    Denki Kagaku Kogyo K.K..................................................... 1,678,000    6,851,592       0.3%
#   DKS Co., Ltd...............................................................   207,000      621,971       0.0%
    Dynapac Co., Ltd...........................................................    25,000       60,684       0.0%
#   FP Corp....................................................................   148,000    5,309,798       0.2%
#   Fuji Seal International, Inc...............................................   130,600    3,918,137       0.2%
    Fujikura Kasei Co., Ltd....................................................   145,500      677,904       0.0%
    Fujimi, Inc................................................................   105,600    1,785,762       0.1%
    Fujimori Kogyo Co., Ltd....................................................    75,000    2,359,278       0.1%
    Fumakilla, Ltd.............................................................    68,000      259,716       0.0%
    Fuso Chemical Co., Ltd.....................................................    39,600      463,038       0.0%
#   Godo Steel, Ltd............................................................   874,000    1,415,046       0.1%
    Gun-Ei Chemical Industry Co., Ltd..........................................   286,000      808,985       0.0%
    Harima Chemicals Group, Inc................................................    73,300      294,020       0.0%
    Hodogaya Chemical Co., Ltd.................................................   339,000      566,429       0.0%
    Hokkan Holdings, Ltd.......................................................   275,000      641,428       0.0%
    Hokko Chemical Industry Co., Ltd...........................................   104,000      381,054       0.0%
#   Hokuetsu Kishu Paper Co., Ltd..............................................   857,799    4,666,081       0.2%
    Honshu Chemical Industry Co., Ltd..........................................    14,000      125,070       0.0%
#   Ihara Chemical Industry Co., Ltd...........................................   205,100    2,675,178       0.1%
    Ise Chemical Corp..........................................................    81,000      489,309       0.0%
*   Ishihara Sangyo Kaisha, Ltd................................................ 1,911,500    1,896,906       0.1%
#*  Ishizuka Glass Co., Ltd....................................................   119,000      266,174       0.0%
    JCU Corp...................................................................    27,200    1,135,358       0.1%
#   JSP Corp...................................................................    71,600    1,356,402       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Materials -- (Continued)
    Kanto Denka Kogyo Co., Ltd.................................................   250,000 $1,558,325       0.1%
    Katakura Chikkarin Co., Ltd................................................    43,000    107,343       0.0%
    Kawakin Holdings Co., Ltd..................................................    11,000     27,902       0.0%
#   Kawasaki Kasei Chemicals, Ltd..............................................    84,000    109,681       0.0%
#   Kimoto Co., Ltd............................................................   228,000    562,129       0.0%
    Koatsu Gas Kogyo Co., Ltd..................................................   158,493    825,041       0.0%
#   Kogi Corp..................................................................    55,000     96,532       0.0%
    Kohsoku Corp...............................................................    60,200    454,105       0.0%
    Konishi Co., Ltd...........................................................    89,700  1,572,643       0.1%
    Krosaki Harima Corp........................................................   270,000    574,685       0.0%
    Kumiai Chemical Industry Co., Ltd..........................................   122,300  1,079,964       0.1%
#   Kureha Corp................................................................   764,500  3,498,824       0.1%
    Kurimoto, Ltd..............................................................   682,000  1,309,919       0.1%
#   Kyoei Steel, Ltd...........................................................   106,200  1,739,572       0.1%
    Kyowa Leather Cloth Co., Ltd...............................................    43,500    302,689       0.0%
    Lintec Corp................................................................   303,800  7,452,101       0.3%
#   MEC Co., Ltd...............................................................    95,800    658,719       0.0%
    Mitani Sekisan Co., Ltd....................................................    24,000    366,954       0.0%
*   Mitsubishi Paper Mills, Ltd................................................ 1,679,000  1,288,594       0.1%
    Mitsubishi Steel Manufacturing Co., Ltd....................................   849,000  1,923,493       0.1%
    Mitsui Mining & Smelting Co., Ltd.......................................... 3,568,000  8,477,444       0.3%
#   MORESCO Corp...............................................................    39,700    714,877       0.0%
    Mory Industries, Inc.......................................................   152,000    527,647       0.0%
#*  Nakayama Steel Works, Ltd..................................................   845,000    662,478       0.0%
    Neturen Co., Ltd...........................................................   166,900  1,242,546       0.1%
#*  New Japan Chemical Co., Ltd................................................   182,300    344,980       0.0%
    Nichia Steel Works, Ltd....................................................   164,900    469,302       0.0%
    Nihon Kagaku Sangyo Co., Ltd...............................................    71,000    476,957       0.0%
    Nihon Nohyaku Co., Ltd.....................................................   260,400  2,733,968       0.1%
    Nihon Parkerizing Co., Ltd.................................................   536,000  6,093,685       0.2%
    Nihon Yamamura Glass Co., Ltd..............................................   489,000    720,056       0.0%
    Nippon Carbide Industries Co., Inc.........................................   434,000    845,199       0.0%
#   Nippon Chemical Industrial Co., Ltd........................................   477,000  1,056,131       0.0%
    Nippon Chutetsukan K.K.....................................................   113,000    212,502       0.0%
#   Nippon Concrete Industries Co., Ltd........................................   203,100    822,595       0.0%
#   Nippon Denko Co., Ltd......................................................   673,414  1,650,111       0.1%
    Nippon Fine Chemical Co., Ltd..............................................    83,200    674,258       0.0%
    Nippon Kasei Chemical Co., Ltd.............................................   192,000    254,611       0.0%
#*  Nippon Kinzoku Co., Ltd....................................................   293,000    352,117       0.0%
#   Nippon Koshuha Steel Co., Ltd..............................................   460,000    452,872       0.0%
    Nippon Light Metal Holdings Co., Ltd....................................... 3,227,300  4,999,570       0.2%
    Nippon Pillar Packing Co., Ltd.............................................   116,800  1,034,694       0.0%
    Nippon Soda Co., Ltd.......................................................   871,000  5,441,587       0.2%
    Nippon Synthetic Chemical Industry Co., Ltd. (The).........................   287,000  2,008,570       0.1%
    Nippon Valqua Industries, Ltd..............................................   489,000  1,269,249       0.1%
#*  Nippon Yakin Kogyo Co., Ltd................................................   831,300  1,659,515       0.1%
    Nisshin Steel Co., Ltd.....................................................   582,592  7,764,699       0.3%
#   Nitta Gelatin, Inc.........................................................    37,900    257,332       0.0%
    Nittetsu Mining Co., Ltd...................................................   364,000  1,445,217       0.1%
#   Nitto FC Co., Ltd..........................................................    63,800    430,707       0.0%
    NOF Corp...................................................................   870,000  6,693,291       0.3%
    Okamoto Industries, Inc....................................................   405,000  1,584,026       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Materials -- (Continued)
    Okura Industrial Co., Ltd..................................................   296,000 $  911,822       0.0%
    Osaka Organic Chemical Industry, Ltd.......................................    66,000    294,406       0.0%
    Osaka Steel Co., Ltd.......................................................    83,300  1,537,419       0.1%
#   OSAKA Titanium Technologies Co., Ltd.......................................   113,100  2,433,278       0.1%
#*  Pacific Metals Co., Ltd....................................................   924,000  2,810,247       0.1%
    Pack Corp. (The)...........................................................    79,600  1,736,379       0.1%
#*  Rasa Industries, Ltd.......................................................   480,000    558,462       0.0%
#   Rengo Co., Ltd............................................................. 1,328,000  5,806,169       0.2%
    Riken Technos Corp.........................................................   212,600    775,325       0.0%
    Sakai Chemical Industry Co., Ltd...........................................   570,000  1,881,152       0.1%
    Sakata INX Corp............................................................   235,200  2,232,826       0.1%
    Sanyo Chemical Industries, Ltd.............................................   349,000  2,719,589       0.1%
    Sanyo Special Steel Co., Ltd...............................................   650,300  3,146,981       0.1%
    Sekisui Plastics Co., Ltd..................................................   268,000  1,098,747       0.1%
    Shikoku Chemicals Corp.....................................................   232,000  2,036,314       0.1%
    Shin-Etsu Polymer Co., Ltd.................................................   190,300    929,451       0.0%
    Shinagawa Refractories Co., Ltd............................................   250,000    668,370       0.0%
#   Shinko Wire Co., Ltd.......................................................   184,000    262,612       0.0%
    Stella Chemifa Corp........................................................    54,300    605,704       0.0%
    Sumitomo Bakelite Co., Ltd................................................. 1,225,000  5,584,710       0.2%
    Sumitomo Osaka Cement Co., Ltd............................................. 2,652,000  8,637,435       0.3%
#   Sumitomo Seika Chemicals Co., Ltd..........................................   279,000  2,095,796       0.1%
    T Hasegawa Co., Ltd........................................................   130,600  1,913,455       0.1%
#   T&K Toka Co., Ltd..........................................................    39,400    804,144       0.0%
#   Taisei Lamick Co., Ltd.....................................................    28,800    668,451       0.0%
    Taiyo Holdings Co., Ltd....................................................   102,100  3,511,025       0.1%
    Takasago International Corp................................................   436,000  2,013,002       0.1%
    Takiron Co., Ltd...........................................................   295,000  1,370,963       0.1%
*   Tanaka Chemical Corp.......................................................     1,100      3,700       0.0%
    Tayca Corp.................................................................   164,000    625,727       0.0%
    Tenma Corp.................................................................    79,600  1,287,966       0.1%
    Toagosei Co., Ltd.......................................................... 1,316,000  5,840,199       0.2%
#   Toda Kogyo Corp............................................................   219,000    769,714       0.0%
    Toho Zinc Co., Ltd.........................................................   800,000  3,079,439       0.1%
    Tokai Carbon Co., Ltd...................................................... 1,289,000  3,778,068       0.2%
    Tokushu Tokai Paper Co., Ltd...............................................   564,580  1,288,888       0.1%
#   Tokuyama Corp.............................................................. 2,159,000  4,803,352       0.2%
    Tokyo Ohka Kogyo Co., Ltd..................................................   143,200  4,457,126       0.2%
#*  Tokyo Rope Manufacturing Co., Ltd..........................................   658,000  1,059,704       0.0%
    Tokyo Steel Manufacturing Co., Ltd.........................................   636,400  4,393,397       0.2%
    Tokyo Tekko Co., Ltd.......................................................   251,000  1,038,159       0.0%
#   Tomoegawa Co., Ltd.........................................................   125,000    264,200       0.0%
    Tomoku Co., Ltd............................................................   335,000    787,550       0.0%
    Topy Industries, Ltd....................................................... 1,142,000  2,737,123       0.1%
    Toyo Ink SC Holdings Co., Ltd.............................................. 1,157,000  5,509,204       0.2%
    Toyo Kohan Co., Ltd........................................................   286,000  1,358,615       0.1%
    Toyobo Co., Ltd............................................................ 5,776,000  8,805,372       0.3%
    TYK Corp...................................................................   138,000    250,616       0.0%
    UACJ Corp.................................................................. 1,486,415  4,297,513       0.2%
    Ube Industries, Ltd........................................................ 5,257,000  8,721,582       0.3%
    Wood One Co., Ltd..........................................................   164,000    379,759       0.0%
    Yamato Kogyo Co., Ltd......................................................    56,400  1,326,974       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Materials -- (Continued)
    Yodogawa Steel Works, Ltd..................................................    723,500 $    2,929,630        0.1%
    Yotai Refractories Co., Ltd................................................      8,000         26,421        0.0%
    Yuki Gosei Kogyo Co., Ltd..................................................     64,000        145,622        0.0%
    Yushiro Chemical Industry Co., Ltd.........................................     61,400        792,284        0.0%
                                                                                           --------------      -----
Total Materials................................................................               297,003,166       11.3%
                                                                                           --------------      -----
Telecommunication Services -- (0.1%)
#*  Japan Communications, Inc..................................................    764,900      2,805,975        0.1%
    Okinawa Cellular Telephone Co..............................................     43,200      1,319,931        0.1%
                                                                                           --------------      -----
Total Telecommunication Services...............................................                 4,125,906        0.2%
                                                                                           --------------      -----
Utilities -- (0.6%)
#*  Hokkaido Electric Power Co., Inc...........................................    479,200      4,419,467        0.2%
#   Hokkaido Gas Co., Ltd......................................................    262,000        618,280        0.0%
    Hokuriku Gas Co., Ltd......................................................     99,000        236,518        0.0%
    K&O Energy Group, Inc......................................................     75,300        944,096        0.0%
    Okinawa Electric Power Co., Inc. (The).....................................     91,371      3,471,420        0.1%
    Saibu Gas Co., Ltd.........................................................  1,831,000      4,301,842        0.2%
    Shizuoka Gas Co., Ltd......................................................    298,400      1,935,710        0.1%
                                                                                           --------------      -----
Total Utilities................................................................                15,927,333        0.6%
                                                                                           --------------      -----
TOTAL COMMON STOCKS............................................................             2,600,275,927       99.0%
                                                                                           --------------      -----

                                                                                              VALUE+
                                                                                           --------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@ DFA Short Term Investment Fund............................................ 23,434,297    271,134,819       10.3%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,654,997,422)............................            $2,871,410,746      109.3%
                                                                                           ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  526,816,967   --    $  526,816,967
   Consumer Staples........... $2,148,538    234,302,282   --       236,450,820
   Energy.....................         --     26,354,717   --        26,354,717
   Financials.................         --    306,734,569   --       306,734,569
   Health Care................         --    122,171,746   --       122,171,746
   Industrials................         --    759,009,961   --       759,009,961
   Information Technology.....  2,517,578    303,163,164   --       305,680,742
   Materials..................         --    297,003,166   --       297,003,166
   Telecommunication Services.         --      4,125,906   --         4,125,906
   Utilities..................         --     15,927,333   --        15,927,333
Securities Lending Collateral.         --    271,134,819   --       271,134,819
                               ---------- --------------   --    --------------
TOTAL......................... $4,666,116 $2,866,744,630   --    $2,871,410,746
                               ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
COMMON STOCKS -- (80.7%)
AUSTRALIA -- (40.1%)
*   AAT Corp., Ltd.............................................................         99 $        --       0.0%
#*  ABM Resources NL...........................................................    325,867      66,087       0.0%
#   Acrux, Ltd.................................................................    660,428     464,011       0.0%
    Adelaide Brighton, Ltd.....................................................  3,668,074  13,067,350       0.9%
*   Aditya Birla Minerals, Ltd.................................................    837,590     127,591       0.0%
*   AED Oil, Ltd...............................................................    363,401          --       0.0%
#   Ainsworth Game Technology, Ltd.............................................    784,170   1,729,305       0.1%
*   AJ Lucas Group, Ltd........................................................    152,343      38,376       0.0%
#*  Alkane Resources, Ltd......................................................  1,219,715     260,987       0.0%
*   Alliance Resources, Ltd....................................................    202,819      12,775       0.0%
#   ALS, Ltd...................................................................    867,399   3,582,766       0.3%
    Altium, Ltd................................................................    222,654     914,085       0.1%
    Altona Mining, Ltd.........................................................  1,108,169      92,058       0.0%
    AMA Group, Ltd.............................................................     15,236       6,029       0.0%
    Amalgamated Holdings, Ltd..................................................    463,435   4,578,443       0.3%
#   Amcom Telecommunications, Ltd..............................................  2,302,821   4,173,223       0.3%
    Ansell, Ltd................................................................    528,919  10,885,246       0.8%
#*  Antares Energy, Ltd........................................................  1,060,906     136,035       0.0%
#   AP Eagers, Ltd.............................................................    234,655   1,651,068       0.1%
*   APN News & Media, Ltd......................................................  4,581,139   3,404,534       0.2%
#*  Aquarius Platinum, Ltd.....................................................  4,962,517     675,126       0.1%
#   ARB Corp., Ltd.............................................................    472,048   4,681,355       0.3%
    Ardent Leisure Group.......................................................     11,873      18,589       0.0%
    Aristocrat Leisure, Ltd....................................................  2,821,383  18,441,478       1.3%
#   Arrium, Ltd................................................................ 17,951,296   2,448,505       0.2%
#*  ASG Group, Ltd.............................................................    898,212     538,907       0.0%
*   Atlantic, Ltd..............................................................     21,276         552       0.0%
#   Atlas Iron, Ltd............................................................  5,890,007     559,327       0.0%
*   Aurelia Metals, Ltd........................................................    104,200      20,495       0.0%
#   Ausdrill, Ltd..............................................................  1,723,145     604,707       0.1%
#*  Ausenco, Ltd...............................................................    769,338     172,815       0.0%
    Austal, Ltd................................................................  1,148,615   1,802,999       0.1%
#   Austbrokers Holdings, Ltd..................................................    240,738   1,626,542       0.1%
#   Austin Engineering, Ltd....................................................    279,815     159,563       0.0%
#*  Australian Agricultural Co., Ltd...........................................  2,385,475   3,052,597       0.2%
    Australian Pharmaceutical Industries, Ltd..................................  2,403,274   3,178,883       0.2%
    Australian Vintage, Ltd....................................................  3,979,004   1,241,708       0.1%
    Auswide Bank, Ltd..........................................................     88,869     378,893       0.0%
    Automotive Holdings Group, Ltd.............................................  1,464,387   4,926,398       0.4%
*   Avanco Resources, Ltd......................................................  2,444,368     152,228       0.0%
    AVJennings, Ltd............................................................  7,051,385   3,518,553       0.3%
*   AWE, Ltd...................................................................  3,356,993   3,777,032       0.3%
#*  Bandanna Energy, Ltd.......................................................    337,935       8,424       0.0%
#   BC Iron, Ltd...............................................................  1,007,619     334,691       0.0%
#   Beach Energy, Ltd..........................................................  9,180,505   8,007,797       0.6%
#   Beadell Resources, Ltd.....................................................  2,424,377     439,305       0.0%
#   Bega Cheese, Ltd...........................................................    514,153   1,959,889       0.1%
#*  Billabong International, Ltd...............................................  3,784,843   1,851,716       0.1%
    Blackmores, Ltd............................................................     81,784   4,117,642       0.3%
    BlueScope Steel, Ltd.......................................................  2,224,861   6,121,758       0.4%
#*  Boart Longyear, Ltd........................................................  2,658,836     415,853       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Boom Logistics, Ltd........................................................   986,820 $    85,792       0.0%
#   Bradken, Ltd............................................................... 1,242,062   2,233,878       0.2%
#   Breville Group, Ltd........................................................   765,489   4,633,690       0.3%
#   Brickworks, Ltd............................................................   174,972   2,023,097       0.2%
    BT Investment Management, Ltd..............................................   580,053   4,366,566       0.3%
#*  Buccaneer Energy, Ltd...................................................... 3,283,586       3,898       0.0%
#*  Buru Energy, Ltd...........................................................   292,049     123,962       0.0%
#   Cabcharge Australia, Ltd...................................................   863,423   3,076,187       0.2%
    Cape Lambert Resources, Ltd................................................   726,958      21,938       0.0%
*   Capral, Ltd................................................................    58,499       7,455       0.0%
#   Cardno, Ltd................................................................ 1,091,060   2,963,803       0.2%
*   Carnarvon Petroleum, Ltd................................................... 5,095,141     483,030       0.0%
*   Carnegie Wave Energy, Ltd..................................................   563,165      25,695       0.0%
#   carsales.com, Ltd.......................................................... 1,702,940  12,721,551       0.9%
#   Cash Converters International, Ltd......................................... 2,245,870   1,528,907       0.1%
*   CDS Technologies, Ltd......................................................    13,276          --       0.0%
#   Cedar Woods Properties, Ltd................................................   323,002   1,366,135       0.1%
*   ChemGenex Pharmaceuticals, Ltd.............................................   115,291          --       0.0%
#*  Clinuvel Pharmaceuticals, Ltd..............................................    48,821     108,234       0.0%
    Clover Corp., Ltd..........................................................    51,227       8,308       0.0%
*   Coal of Africa, Ltd........................................................   668,800      25,995       0.0%
    Codan, Ltd.................................................................   400,153     362,761       0.0%
*   Coffey International, Ltd.................................................. 1,048,636     128,728       0.0%
#   Collection House, Ltd...................................................... 1,978,935   3,479,319       0.3%
    Collins Foods, Ltd.........................................................   284,483     548,845       0.0%
*   Cooper Energy, Ltd.........................................................   336,842      66,100       0.0%
#   Corporate Travel Management, Ltd...........................................   213,802   1,802,570       0.1%
#   Coventry Group, Ltd........................................................   144,778     205,881       0.0%
    Credit Corp. Group, Ltd....................................................   107,224     972,394       0.1%
#   CSG, Ltd...................................................................   789,834     995,170       0.1%
    CSR, Ltd................................................................... 3,271,166   9,401,454       0.7%
#*  Cudeco, Ltd................................................................   387,893     432,812       0.0%
*   Cue Energy Resources, Ltd.................................................. 1,378,665     104,198       0.0%
    Data#3, Ltd................................................................   556,711     386,879       0.0%
#   Decmil Group, Ltd..........................................................   867,988     789,236       0.1%
*   Devine, Ltd................................................................   483,266     301,336       0.0%
#   Dick Smith Holdings, Ltd...................................................    85,021     140,151       0.0%
    Domino's Pizza Enterprises, Ltd............................................   286,872   8,256,380       0.6%
    Downer EDI, Ltd............................................................ 2,903,995  10,098,121       0.7%
*   Dragon Mining, Ltd.........................................................    76,113       9,677       0.0%
#*  Drillsearch Energy, Ltd.................................................... 3,348,007   3,185,289       0.2%
    DUET Group.................................................................    81,551     162,935       0.0%
    DuluxGroup, Ltd............................................................ 3,101,823  15,470,828       1.1%
    DWS, Ltd...................................................................   382,927     219,127       0.0%
    Echo Entertainment Group, Ltd.............................................. 4,207,608  15,023,498       1.1%
*   EHG Corp., Ltd.............................................................       482          --       0.0%
*   Elders, Ltd................................................................   220,688     507,070       0.0%
*   Emeco Holdings, Ltd........................................................ 3,480,007     273,179       0.0%
#*  Energy Resources of Australia, Ltd......................................... 1,156,799   1,225,477       0.1%
#*  Energy World Corp., Ltd.................................................... 4,185,404   1,437,825       0.1%
*   Enero Group, Ltd...........................................................    12,387       7,233       0.0%
#   Equity Trustees, Ltd.......................................................    15,724     271,165       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    ERM Power, Ltd.............................................................    783,474 $ 1,566,149       0.1%
    Ethane Pipeline Income Fund................................................    190,260     262,194       0.0%
    Euroz, Ltd.................................................................     98,356      78,628       0.0%
    Evolution Mining, Ltd......................................................  2,711,694   2,163,779       0.2%
    Fairfax Media, Ltd......................................................... 14,257,034  11,730,892       0.8%
    Fantastic Holdings, Ltd....................................................    326,291     529,802       0.0%
*   FAR, Ltd...................................................................  7,774,255     640,390       0.1%
    Finbar Group, Ltd..........................................................    132,219     133,903       0.0%
#   Fleetwood Corp., Ltd.......................................................    394,575     407,419       0.0%
#   FlexiGroup, Ltd............................................................    602,740   1,618,144       0.1%
*   Flinders Mines, Ltd........................................................  7,896,335      93,794       0.0%
#*  Focus Minerals, Ltd........................................................ 10,217,880      52,292       0.0%
#   G8 Education, Ltd..........................................................    761,610   2,161,568       0.2%
*   Galaxy Resources, Ltd......................................................    601,226      14,195       0.0%
    Gazal Corp., Ltd...........................................................     41,428      79,830       0.0%
*   Gindalbie Metals, Ltd......................................................  1,541,314      29,433       0.0%
*   Global Construction Services, Ltd..........................................      4,832       2,020       0.0%
#   GrainCorp, Ltd. Class A....................................................  1,217,507   9,491,039       0.7%
    Grange Resources, Ltd......................................................  1,724,297     158,175       0.0%
#   Greencross, Ltd............................................................     97,872     512,292       0.0%
*   Greenland Minerals & Energy, Ltd...........................................    266,582      17,452       0.0%
#*  Gryphon Minerals, Ltd......................................................    398,364      21,318       0.0%
#   GUD Holdings, Ltd..........................................................    702,338   4,388,730       0.3%
#   GWA Group, Ltd.............................................................  2,046,052   4,024,927       0.3%
#   Hansen Technologies, Ltd...................................................     77,658     136,069       0.0%
    HFA Holdings, Ltd..........................................................    253,134     458,730       0.0%
*   Hillgrove Resources, Ltd...................................................    200,146      52,081       0.0%
#   Hills, Ltd.................................................................  1,277,876     687,123       0.1%
*   Horizon Oil, Ltd...........................................................  6,691,326     634,088       0.1%
*   Icon Energy, Ltd...........................................................  1,135,301      53,859       0.0%
*   IDM International, Ltd.....................................................     23,969          --       0.0%
#   iiNET, Ltd.................................................................  1,121,222   8,769,726       0.6%
#   Iluka Resources, Ltd.......................................................     92,328     588,346       0.1%
#*  Imdex, Ltd.................................................................  1,225,370     328,533       0.0%
#   IMF Bentham, Ltd...........................................................    674,782     994,067       0.1%
    Independence Group NL......................................................  1,789,170   8,348,729       0.6%
#*  Infigen Energy.............................................................  2,021,774     487,091       0.0%
#   Infomedia, Ltd.............................................................  2,051,811   2,018,647       0.2%
    Integrated Research, Ltd...................................................    327,026     417,597       0.0%
*   Intrepid Mines, Ltd........................................................    331,189      32,576       0.0%
#   Invocare, Ltd..............................................................    901,024   9,521,924       0.7%
#   IOOF Holdings, Ltd.........................................................  1,900,338  15,077,021       1.1%
#   Iress, Ltd.................................................................  1,073,207   8,801,370       0.6%
*   iSelect, Ltd...............................................................     48,828      58,800       0.0%
#   JB Hi-Fi, Ltd..............................................................    836,109  12,915,393       0.9%
    Jumbo Interactive, Ltd.....................................................     12,553      10,678       0.0%
*   Jupiter Mines, Ltd.........................................................    405,443      30,481       0.0%
    K&S Corp., Ltd.............................................................    256,539     301,189       0.0%
*   Kangaroo Resources, Ltd....................................................    281,470       1,336       0.0%
#*  Karoon Gas Australia, Ltd..................................................    738,066   1,590,402       0.1%
#*  Kingsgate Consolidated, Ltd................................................  1,717,937     964,945       0.1%
*   Kingsrose Mining, Ltd......................................................    760,046     167,270       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Lednium, Ltd...............................................................   195,019 $        --       0.0%
    LogiCamms, Ltd.............................................................    38,305      19,969       0.0%
#*  Lonestar Resources, Ltd.................................................... 1,156,166     179,021       0.0%
    Lycopodium, Ltd............................................................    35,931      41,109       0.0%
#*  Lynas Corp., Ltd........................................................... 3,390,978     119,185       0.0%
#   M2 Group, Ltd.............................................................. 1,270,931  10,998,394       0.8%
#   MACA, Ltd..................................................................   638,275     451,227       0.0%
*   Macmahon Holdings, Ltd..................................................... 6,319,933     215,820       0.0%
    Macquarie Atlas Roads Group................................................   565,764   1,450,463       0.1%
    Macquarie Telecom Group, Ltd...............................................    35,019     145,937       0.0%
#   Magellan Financial Group, Ltd..............................................   466,192   7,316,634       0.5%
    Matrix Composites & Engineering, Ltd.......................................   167,126      78,209       0.0%
*   Maverick Drilling & Exploration, Ltd.......................................   907,264      74,833       0.0%
    MaxiTRANS Industries, Ltd..................................................   915,613     318,018       0.0%
#*  Mayne Pharma Group, Ltd.................................................... 3,767,830   3,208,590       0.2%
    McMillan Shakespeare, Ltd..................................................   427,034   3,898,146       0.3%
    McPherson's, Ltd...........................................................   506,092     437,921       0.0%
#*  Medusa Mining, Ltd......................................................... 1,179,362     871,068       0.1%
    Melbourne IT, Ltd..........................................................   441,811     472,931       0.0%
#*  Mesoblast, Ltd.............................................................    99,585     282,092       0.0%
    Metals X, Ltd..............................................................   360,891     417,854       0.0%
#   Metcash, Ltd............................................................... 4,871,384   5,085,053       0.4%
    Mincor Resources NL........................................................ 1,067,643     480,341       0.0%
#*  Mineral Deposits, Ltd......................................................   466,063     274,307       0.0%
#   Mineral Resources, Ltd..................................................... 1,168,088   5,938,391       0.4%
#   MMA Offshore, Ltd.......................................................... 2,189,075   1,203,470       0.1%
#*  Molopo Energy, Ltd.........................................................   483,251      49,584       0.0%
#   Monadelphous Group, Ltd....................................................   687,485   5,357,812       0.4%
*   Morning Star Gold NL.......................................................   332,749       5,424       0.0%
#   Mortgage Choice, Ltd.......................................................   680,426   1,480,499       0.1%
#   Mount Gibson Iron, Ltd..................................................... 4,484,844     715,406       0.1%
#   Myer Holdings, Ltd......................................................... 4,049,548   4,424,039       0.3%
    MyState, Ltd...............................................................   169,107     695,372       0.1%
#*  Nanosonics, Ltd............................................................   125,464     161,740       0.0%
#   Navitas, Ltd............................................................... 1,440,089   5,241,133       0.4%
#*  Nearmap, Ltd............................................................... 1,029,484     452,562       0.0%
#   New Hope Corp., Ltd........................................................   145,093     249,807       0.0%
*   Newsat, Ltd................................................................ 1,680,867     152,968       0.0%
#   NIB Holdings, Ltd.......................................................... 2,713,689   7,824,164       0.6%
    Nick Scali, Ltd............................................................   165,818     469,983       0.0%
#*  Noble Mineral Resources, Ltd...............................................   405,717          --       0.0%
#   Northern Star Resources, Ltd............................................... 4,806,957   8,548,706       0.6%
#   NRW Holdings, Ltd.......................................................... 1,867,109     278,835       0.0%
    Nufarm, Ltd................................................................ 1,141,199   6,540,626       0.5%
*   OM Holdings, Ltd...........................................................    29,193       6,788       0.0%
#*  Orocobre, Ltd..............................................................   389,899     752,068       0.1%
#   OrotonGroup, Ltd...........................................................   131,885     271,459       0.0%
*   Otto Energy, Ltd........................................................... 1,936,175     172,258       0.0%
#   OZ Minerals, Ltd........................................................... 2,198,276   8,092,692       0.6%
#   OzForex Group, Ltd.........................................................   204,270     364,826       0.0%
#   Pacific Brands, Ltd........................................................ 6,093,285   2,083,856       0.2%
#*  Paladin Energy, Ltd........................................................ 9,407,049   2,577,549       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   PanAust, Ltd............................................................... 3,116,327 $ 4,258,694       0.3%
    Panoramic Resources, Ltd................................................... 1,781,726     727,279       0.1%
#*  PaperlinX, Ltd.............................................................   631,677      19,912       0.0%
    Patties Foods, Ltd.........................................................    42,099      39,137       0.0%
    Peet, Ltd.................................................................. 1,645,757   1,484,194       0.1%
*   Peninsula Energy, Ltd...................................................... 8,363,816     125,193       0.0%
    Perpetual, Ltd.............................................................   356,426  15,178,883       1.1%
#*  Perseus Mining, Ltd........................................................ 3,040,420     937,402       0.1%
*   Phosphagenics, Ltd......................................................... 1,842,963      46,330       0.0%
#*  Platinum Australia, Ltd.................................................... 1,442,661       6,850       0.0%
*   Pluton Resources, Ltd......................................................    20,710         225       0.0%
*   PMP, Ltd................................................................... 2,327,074     787,744       0.1%
*   Poseidon Nickel, Ltd.......................................................   554,377      59,060       0.0%
    Premier Investments, Ltd...................................................   556,867   5,611,461       0.4%
*   Prima Biomed, Ltd.......................................................... 2,194,242      40,061       0.0%
#   Primary Health Care, Ltd................................................... 3,204,222  12,541,277       0.9%
#   Prime Media Group, Ltd..................................................... 2,031,951   1,373,745       0.1%
    Programmed Maintenance Services, Ltd.......................................   761,433   1,681,918       0.1%
*   Qantas Airways, Ltd........................................................ 4,774,293  12,761,394       0.9%
    Qube Holdings, Ltd......................................................... 1,450,157   3,185,847       0.2%
*   Quickstep Holdings, Ltd....................................................   255,575      36,313       0.0%
*   Ramelius Resources, Ltd....................................................   834,228      90,159       0.0%
#*  Range Resources, Ltd....................................................... 1,456,711      11,963       0.0%
#   RCG Corp., Ltd.............................................................   195,594     156,170       0.0%
    RCR Tomlinson, Ltd......................................................... 1,055,209   1,561,073       0.1%
#   Reckon, Ltd................................................................   356,227     571,561       0.0%
*   Red 5, Ltd.................................................................     9,022         722       0.0%
*   Redflex Holdings, Ltd......................................................   377,855     174,751       0.0%
    Reece Australia, Ltd.......................................................   231,441   6,262,115       0.5%
#*  Regis Resources, Ltd....................................................... 2,504,810   2,505,331       0.2%
#   Reject Shop, Ltd. (The)....................................................   234,444   1,203,323       0.1%
#*  Resolute Mining, Ltd....................................................... 3,987,672   1,075,693       0.1%
*   Resource Generation, Ltd...................................................   338,381      18,627       0.0%
    Retail Food Group, Ltd.....................................................   936,626   5,129,018       0.4%
*   Rex Minerals, Ltd..........................................................   119,642       8,850       0.0%
    Ridley Corp., Ltd.......................................................... 1,331,622   1,188,477       0.1%
*   RiverCity Motorway Group................................................... 1,563,354          --       0.0%
*   RungePincockMinarco, Ltd...................................................    30,702      13,242       0.0%
#   Ruralco Holdings, Ltd......................................................   115,893     333,619       0.0%
#   SAI Global, Ltd............................................................ 1,545,041   4,806,528       0.3%
#   Salmat, Ltd................................................................   645,788     392,773       0.0%
*   Samson Oil & Gas, Ltd...................................................... 7,175,499      45,694       0.0%
#   Sandfire Resources NL......................................................   570,890   2,208,822       0.2%
*   Saracen Mineral Holdings, Ltd.............................................. 5,111,505   1,850,640       0.1%
    Schaffer Corp., Ltd........................................................    33,766     134,785       0.0%
#   Sedgman, Ltd...............................................................   452,719     257,721       0.0%
#   Select Harvests, Ltd.......................................................   485,818   3,443,623       0.3%
#*  Senex Energy, Ltd.......................................................... 6,438,932   2,039,637       0.2%
    Servcorp, Ltd..............................................................   314,917   1,582,566       0.1%
    Service Stream, Ltd........................................................ 1,693,203     287,342       0.0%
#   Seven Group Holdings, Ltd..................................................   559,015   3,236,044       0.2%
#   Seven West Media, Ltd...................................................... 4,432,156   4,416,103       0.3%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    Seymour Whyte, Ltd.........................................................      8,690 $     9,267       0.0%
    Sigma Pharmaceuticals, Ltd.................................................  7,230,980   4,957,672       0.4%
#*  Silex Systems, Ltd.........................................................    511,695     212,112       0.0%
#   Silver Chef, Ltd...........................................................     85,146     585,967       0.1%
#*  Silver Lake Resources, Ltd.................................................  2,755,624     388,228       0.0%
#   Sims Metal Management, Ltd.................................................  1,382,214  11,780,563       0.8%
#   Sirtex Medical, Ltd........................................................    412,322   6,890,108       0.5%
#   Skilled Group, Ltd.........................................................  1,388,531   1,413,397       0.1%
#   Slater & Gordon, Ltd.......................................................  1,962,864   9,828,927       0.7%
#   SMS Management & Technology, Ltd...........................................    575,318   1,485,436       0.1%
    Southern Cross Electrical Engineering, Ltd.................................     21,171       4,655       0.0%
    Southern Cross Media Group, Ltd............................................  3,524,001   2,971,235       0.2%
#   Spark Infrastructure Group................................................. 10,385,907  15,971,391       1.1%
    Specialty Fashion Group, Ltd...............................................    786,397     320,213       0.0%
    SRG, Ltd...................................................................     29,934      15,402       0.0%
#*  St Barbara, Ltd............................................................  2,594,632     815,533       0.1%
    Steadfast Group, Ltd.......................................................    231,759     275,182       0.0%
*   Strike Energy, Ltd.........................................................  1,471,668     127,904       0.0%
#   STW Communications Group, Ltd..............................................  2,357,117   1,197,185       0.1%
#*  Sundance Energy Australia, Ltd.............................................  2,512,257   1,186,386       0.1%
#*  Sundance Resources, Ltd....................................................  8,756,539     138,333       0.0%
    Sunland Group, Ltd.........................................................    729,757   1,087,039       0.1%
#   Super Retail Group, Ltd....................................................  1,280,749   9,969,898       0.7%
    Swick Mining Services, Ltd.................................................    106,166      12,495       0.0%
    Tabcorp Holdings, Ltd......................................................  2,628,740  10,098,762       0.7%
*   Tap Oil, Ltd...............................................................  1,480,490     349,185       0.0%
    Tassal Group, Ltd..........................................................    901,018   2,298,888       0.2%
    Technology One, Ltd........................................................  1,612,459   4,950,802       0.4%
#*  Ten Network Holdings, Ltd.................................................. 10,842,364   1,754,289       0.1%
#   TFS Corp., Ltd.............................................................  1,789,688   2,353,062       0.2%
#   Thorn Group, Ltd...........................................................    406,023     846,916       0.1%
#*  Tiger Resources, Ltd.......................................................  6,540,922     302,277       0.0%
*   Toro Energy, Ltd...........................................................     70,156       4,257       0.0%
#   Tox Free Solutions, Ltd....................................................    867,356   2,071,173       0.2%
#   TPG Telecom, Ltd...........................................................    857,258   6,014,334       0.4%
*   Transfield Services, Ltd...................................................  3,089,111   3,504,859       0.3%
#   Transpacific Industries Group, Ltd......................................... 10,319,019   6,228,348       0.5%
#   Treasury Group, Ltd........................................................     11,874     113,465       0.0%
    Treasury Wine Estates, Ltd.................................................    593,706   2,603,854       0.2%
*   Tribune Resources, Ltd.....................................................      3,093       8,602       0.0%
#*  Troy Resources, Ltd........................................................    969,635     341,458       0.0%
#   UGL, Ltd...................................................................  1,185,950   1,629,509       0.1%
    UXC, Ltd...................................................................  1,872,142   1,110,513       0.1%
    Veda Group, Ltd............................................................     11,034      19,912       0.0%
*   Venture Minerals, Ltd......................................................    153,690       2,448       0.0%
    Villa World, Ltd...........................................................    232,321     419,861       0.0%
#   Village Roadshow, Ltd......................................................    831,506   3,689,510       0.3%
*   Virgin Australia Holdings, Ltd.............................................  7,648,897          --       0.0%
*   Virgin Australia Holdings, Ltd. (B43DQC7)..................................  5,942,525   2,394,324       0.2%
#   Virtus Health, Ltd.........................................................     64,358     387,873       0.0%
    Vision Eye Institute, Ltd..................................................    477,043     264,118       0.0%
    Vita Group, Ltd............................................................     20,142      25,982       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Vocus Communications, Ltd..................................................    571,538 $  2,617,149       0.2%
#   Watpac, Ltd................................................................    760,701      463,692       0.0%
    Webjet, Ltd................................................................    511,180    1,490,533       0.1%
#   Webster, Ltd...............................................................    180,921      230,186       0.0%
    Western Areas, Ltd.........................................................  1,463,783    4,248,913       0.3%
*   Western Desert Resources, Ltd..............................................    241,493           --       0.0%
#*  White Energy Co., Ltd......................................................    643,913      133,449       0.0%
#*  Whitehaven Coal, Ltd.......................................................  4,134,141    5,388,275       0.4%
*   Wollongong Coal, Ltd.......................................................    119,865        1,421       0.0%
#   WorleyParsons, Ltd.........................................................    266,039    2,442,148       0.2%
                                                                                           ------------      ----
TOTAL AUSTRALIA................................................................             695,432,396      49.2%
                                                                                           ------------      ----
CHINA -- (0.5%)
*   China Dynamics Holdings, Ltd...............................................    860,000       78,550       0.0%
#   China Electronics Corp. Holdings Co., Ltd..................................  5,206,250    2,693,833       0.2%
    China Financial Services Holdings, Ltd.....................................    954,000       99,488       0.0%
*   Goldin Properties Holdings, Ltd............................................  2,480,000    6,016,087       0.4%
*   Technovator International, Ltd.............................................    556,000      540,213       0.1%
    Zhuhai Holdings Investment Group, Ltd......................................    608,000      133,110       0.0%
                                                                                           ------------      ----
TOTAL CHINA....................................................................               9,561,281       0.7%
                                                                                           ------------      ----
HONG KONG -- (24.0%)
    Aeon Credit Service Asia Co., Ltd..........................................    564,000      454,553       0.0%
    Aeon Stores Hong Kong Co., Ltd.............................................    248,000      336,972       0.0%
    Alco Holdings, Ltd.........................................................  1,426,000      303,199       0.0%
    Allan International Holdings...............................................    720,000      198,923       0.0%
    Allied Group, Ltd..........................................................    663,200    3,508,773       0.3%
    Allied Properties HK, Ltd.................................................. 11,945,857    2,910,707       0.2%
*   Anxian Yuan China Holdings, Ltd............................................  3,100,000       69,795       0.0%
*   Apac Resources, Ltd........................................................ 19,724,900      424,557       0.0%
    APT Satellite Holdings, Ltd................................................  1,923,000    3,009,652       0.2%
    Arts Optical International Hldgs...........................................    730,000      291,040       0.0%
    Asia Financial Holdings, Ltd...............................................  2,404,908    1,291,173       0.1%
    Asia Satellite Telecommunications Holdings, Ltd............................    934,500    3,309,950       0.2%
    Asia Standard Hotel Group, Ltd............................................. 11,437,218    1,689,936       0.1%
    Asia Standard International Group, Ltd..................................... 13,041,937    3,614,033       0.3%
    Associated International Hotels, Ltd.......................................    952,000    2,887,148       0.2%
    Aupu Group Holding Co., Ltd................................................  3,168,000      937,373       0.1%
*   AVIC Joy Holdings HK, Ltd..................................................  1,630,000       81,702       0.0%
*   Bel Global Resources Holdings, Ltd.........................................  2,576,000           --       0.0%
    Bonjour Holdings, Ltd...................................................... 13,170,600    1,169,320       0.1%
    Bossini International Hldg.................................................  3,699,500      333,814       0.0%
*   Brightoil Petroleum Holdings, Ltd..........................................  6,954,000    2,207,067       0.2%
*   Brockman Mining, Ltd....................................................... 22,810,814      960,194       0.1%
*   Burwill Holdings, Ltd...................................................... 27,112,960    1,321,938       0.1%
    Cafe de Coral Holdings, Ltd................................................  1,930,000    7,186,820       0.5%
    CEC International Holdings, Ltd............................................    516,000      149,614       0.0%
    Century City International Holdings, Ltd...................................  6,235,460      586,557       0.0%
*   Champion Technology Holdings, Ltd.......................................... 15,193,089      359,116       0.0%
    Chen Hsong Holdings........................................................  1,212,000      351,164       0.0%
    Cheuk Nang Holdings, Ltd...................................................    613,067      526,633       0.0%
*   Cheung Wo International Holdings, Ltd......................................    690,000       63,093       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
HONG KONG -- (Continued)
    Chevalier International Holdings, Ltd......................................     764,834 $ 1,453,061       0.1%
*   China Billion Resources, Ltd...............................................   4,876,000          --       0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd..................................  17,571,837     699,788       0.1%
*   China Digicontent Co., Ltd.................................................   2,710,000          --       0.0%
*   China Energy Development Holdings, Ltd.....................................  52,140,000   1,246,125       0.1%
*   China Flavors & Fragrances Co., Ltd........................................     156,137      30,846       0.0%
*   China Infrastructure Investment, Ltd.......................................   7,776,000     177,439       0.0%
    China Metal International Holdings, Inc....................................   2,670,000     922,355       0.1%
    China Motor Bus Co., Ltd...................................................      48,600     523,950       0.0%
*   China Smarter Energy Group Holdings, Ltd...................................   1,080,000     223,033       0.0%
*   China Solar Energy Holdings, Ltd...........................................   1,669,500       7,270       0.0%
*   China Star Entertainment, Ltd..............................................  46,250,000     736,510       0.1%
*   China Strategic Holdings, Ltd..............................................  18,877,500     540,470       0.0%
    China Ting Group Holdings, Ltd.............................................   2,443,151     134,945       0.0%
    China-Hongkong Photo Products Holdings, Ltd................................     453,000      29,231       0.0%
    Chinney Investments, Ltd...................................................   1,144,000     268,906       0.0%
    Chow Sang Sang Holdings International, Ltd.................................   2,244,000   5,150,075       0.4%
    Chu Kong Shipping Enterprise Group Co., Ltd................................   2,492,000     959,660       0.1%
    Chuang's China Investments, Ltd............................................   3,700,938     282,234       0.0%
    Chuang's Consortium International, Ltd.....................................   5,987,043     888,074       0.1%
    CITIC Telecom International Holdings, Ltd..................................  10,816,125   4,455,866       0.3%
    CK Life Sciences International Holdings, Inc...............................  21,274,000   2,408,872       0.2%
    CNT Group, Ltd.............................................................   8,077,264     613,860       0.1%
    COL Capital, Ltd...........................................................   2,145,840   1,087,281       0.1%
*   Continental Holdings, Ltd..................................................     450,000      12,287       0.0%
    Convenience Retail Asia, Ltd...............................................      42,000      26,558       0.0%
*   CP Lotus Corp..............................................................  11,420,000     301,271       0.0%
*   Crocodile Garments.........................................................     590,000     132,161       0.0%
    Cross-Harbour Holdings, Ltd. (The).........................................     671,520     742,661       0.1%
    CSI Properties, Ltd........................................................  35,276,383   1,406,431       0.1%
*   CST Mining Group, Ltd...................................................... 101,184,000   1,302,426       0.1%
    Cw Group Holdings, Ltd.....................................................   2,030,000   1,045,007       0.1%
    Dah Sing Banking Group, Ltd................................................   3,457,116   7,481,915       0.5%
    Dah Sing Financial Holdings, Ltd...........................................   1,184,544   8,293,334       0.6%
*   Dan Form Holdings Co., Ltd.................................................   3,563,260     960,319       0.1%
    Dickson Concepts International, Ltd........................................   1,222,000     527,520       0.0%
    Dorsett Hospitality International, Ltd.....................................   4,629,200     751,915       0.1%
    Eagle Nice International Holdings, Ltd.....................................   1,116,000     253,242       0.0%
    EcoGreen International Group, Ltd..........................................   1,202,000     387,055       0.0%
*   EganaGoldpfeil Holdings, Ltd...............................................   4,121,757          --       0.0%
    Emperor Capital Group, Ltd.................................................   3,018,000     688,051       0.1%
    Emperor Entertainment Hotel, Ltd...........................................   4,360,000   1,028,800       0.1%
    Emperor International Holdings, Ltd........................................   8,116,753   2,006,814       0.2%
    Emperor Watch & Jewellery, Ltd.............................................  25,650,000   1,172,267       0.1%
*   ENM Holdings, Ltd..........................................................  14,680,000   1,170,244       0.1%
*   EPI Holdings, Ltd..........................................................   2,679,927      33,814       0.0%
#   Esprit Holdings, Ltd.......................................................  13,802,950  13,041,225       0.9%
*   eSun Holdings, Ltd.........................................................   4,344,000     752,733       0.1%
*   Ezcom Holdings, Ltd........................................................      72,576          --       0.0%
    Fairwood Holdings, Ltd.....................................................     620,100   1,664,550       0.1%
    Far East Consortium International, Ltd.....................................   6,363,258   3,029,920       0.2%
    Fountain SET Holdings, Ltd.................................................   4,758,000     871,453       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
HONG KONG -- (Continued)
    Four Seas Mercantile Holdings, Ltd.........................................     610,000 $   334,178       0.0%
*   Frontier Services Group, Ltd...............................................     529,000      88,585       0.0%
    Fujikon Industrial Holdings, Ltd...........................................     736,000     140,715       0.0%
*   Fullshare Holdings, Ltd....................................................   6,362,500     573,594       0.0%
    Future Bright Holdings, Ltd................................................   3,288,000     744,400       0.1%
*   G-Resources Group, Ltd..................................................... 143,439,600   4,725,324       0.3%
*   GCL New Energy Holdings, Ltd...............................................   5,704,000     769,731       0.1%
    Get Nice Holdings, Ltd.....................................................  38,664,000   2,733,820       0.2%
    Giordano International, Ltd................................................   9,440,000   4,686,167       0.3%
*   Global Brands Group Holding, Ltd...........................................  14,324,000   2,911,604       0.2%
    Glorious Sun Enterprises, Ltd..............................................   2,624,000     584,973       0.0%
    Gold Peak Industries Holding, Ltd..........................................   3,029,642     421,201       0.0%
    Golden Resources Development International, Ltd............................   3,330,500     248,465       0.0%
*   Grande Holdings, Ltd. (The)................................................     882,000       8,762       0.0%
    Great Eagle Holdings, Ltd..................................................      72,627     266,577       0.0%
    Guangnan Holdings, Ltd.....................................................   2,363,600     419,681       0.0%
#   Guotai Junan International Holdings, Ltd...................................   4,129,599   6,840,971       0.5%
#   Haitong International Securities Group, Ltd................................   4,303,968   4,753,476       0.3%
*   Hao Tian Development Group, Ltd............................................   7,998,000     791,330       0.1%
    Harbour Centre Development, Ltd............................................     935,500   1,710,420       0.1%
    High Fashion International, Ltd............................................     268,000      98,755       0.0%
    HKR International, Ltd.....................................................   5,764,736   3,269,322       0.2%
    Hon Kwok Land Investment Co., Ltd..........................................     314,800     126,140       0.0%
*   Hong Fok Land, Ltd.........................................................   1,210,000          --       0.0%
#   Hong Kong Aircraft Engineering Co., Ltd....................................      86,000     941,049       0.1%
    Hong Kong Ferry Holdings Co., Ltd..........................................     824,300   1,121,491       0.1%
*   Hong Kong Television Network, Ltd..........................................   2,332,751     940,154       0.1%
    Hongkong & Shanghai Hotels (The)...........................................   1,322,055   1,937,781       0.1%
    Hongkong Chinese, Ltd......................................................   5,038,000   1,162,038       0.1%
    Hop Hing Group Holdings, Ltd...............................................   1,292,000      28,567       0.0%
    Hopewell Holdings, Ltd.....................................................   2,920,000  11,211,143       0.8%
    Hsin Chong Construction Group, Ltd.........................................   6,931,658     867,983       0.1%
    Hung Hing Printing Group, Ltd..............................................   2,628,000     410,045       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.......................  11,086,000   5,099,165       0.4%
*   I-CABLE Communications, Ltd................................................   2,573,000     265,334       0.0%
*   Imagi International Holdings, Ltd..........................................  55,488,000   1,622,189       0.1%
*   Integrated Waste Solutions Group Holdings, Ltd.............................   4,000,000     200,147       0.0%
*   International Standard Resources Holdings, Ltd.............................  16,576,250   1,013,190       0.1%
    iOne Holdings, Ltd.........................................................   6,900,000     569,223       0.0%
    IPE Group, Ltd.............................................................   3,345,000     366,666       0.0%
*   IRC, Ltd...................................................................   7,126,000     476,146       0.0%
    IT, Ltd....................................................................   4,040,532   1,650,865       0.1%
    ITC Corp., Ltd.............................................................   1,008,145     110,520       0.0%
    ITC Properties Group, Ltd..................................................   4,153,791   2,301,444       0.2%
*   Jinhui Holdings Co., Ltd...................................................     121,000      21,531       0.0%
    Johnson Electric Holdings, Ltd.............................................   1,713,750   6,344,606       0.5%
#   K Wah International Holdings, Ltd..........................................   7,948,877   4,554,468       0.3%
    Ka Shui International Holdings, Ltd........................................     550,000      70,814       0.0%
*   Kader Holdings Co., Ltd....................................................      92,000      11,228       0.0%
    Kam Hing International Holdings, Ltd.......................................   1,830,000     155,115       0.0%
*   Kantone Holdings, Ltd......................................................   1,012,364     133,211       0.0%
    Keck Seng Investments......................................................     878,600     908,130       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                                ---------- ---------- ---------------
HONG KONG -- (Continued)
*   King Pacific International Holdings, Ltd...................................  1,404,200 $       --       0.0%
    Kingmaker Footwear Holdings, Ltd...........................................  1,532,955    268,828       0.0%
    Kingston Financial Group, Ltd.............................................. 19,359,000  5,355,191       0.4%
    Kowloon Development Co., Ltd...............................................  2,443,000  3,129,685       0.2%
    L'Occitane International SA................................................     13,500     39,909       0.0%
    Lai Sun Development Co., Ltd............................................... 78,652,466  2,110,781       0.2%
    Lai Sun Garment International, Ltd.........................................  3,321,680    560,486       0.0%
    Lam Soon Hong Kong, Ltd....................................................    302,310    239,367       0.0%
*   Landsea Green Properties Co., Ltd..........................................    812,000     86,896       0.0%
*   Leading Spirit High-Tech Holdings Co., Ltd.................................  2,310,000         --       0.0%
    Lee's Pharmaceutical Holdings, Ltd.........................................    654,000  1,203,548       0.1%
    Lerado Group Holding Co., Ltd..............................................  2,674,000    209,920       0.0%
    Lifestyle International Holdings, Ltd......................................  1,280,000  2,393,414       0.2%
    Lippo China Resources, Ltd................................................. 20,922,000    890,013       0.1%
    Lippo, Ltd.................................................................  1,161,700    718,806       0.1%
*   Lisi Group Holdings, Ltd...................................................  3,418,000    178,290       0.0%
    Liu Chong Hing Investment, Ltd.............................................  1,191,200  1,579,887       0.1%
    Luen Thai Holdings, Ltd....................................................  1,207,000    248,792       0.0%
    Luk Fook Holdings International, Ltd.......................................  2,862,000  8,930,396       0.6%
    Luks Group Vietnam Holdings Co., Ltd.......................................    514,913    201,844       0.0%
    Lung Kee Bermuda Holdings..................................................  1,567,875    470,189       0.0%
*   Macau Legend Development, Ltd..............................................    772,000    291,701       0.0%
    Magnificent Estates........................................................ 13,170,000    628,377       0.1%
    Man Wah Holdings, Ltd......................................................  5,694,800  7,374,189       0.5%
    Man Yue Technology Holdings, Ltd...........................................  1,104,000    198,509       0.0%
    Matrix Holdings, Ltd.......................................................  1,067,414    364,081       0.0%
*   Mei Ah Entertainment Group, Ltd............................................  8,300,000  1,001,637       0.1%
    Melbourne Enterprises, Ltd.................................................     39,500    685,846       0.1%
#   Melco International Development, Ltd.......................................  3,478,000  5,871,591       0.4%
#*  Midland Holdings, Ltd......................................................  5,182,000  2,419,044       0.2%
    Ming Fai International Holdings, Ltd.......................................  1,765,000    204,802       0.0%
*   Ming Fung Jewellery Group, Ltd.............................................  6,394,500    428,616       0.0%
    Miramar Hotel & Investment.................................................    845,000  1,274,390       0.1%
*   Mongolian Mining Corp...................................................... 26,307,000  1,454,501       0.1%
    NagaCorp, Ltd..............................................................  7,546,000  5,437,348       0.4%
    Nanyang Holdings, Ltd......................................................    133,500    815,561       0.1%
    National Electronic Hldgs..................................................  2,426,000    390,136       0.0%
    Natural Beauty Bio-Technology, Ltd.........................................  3,920,000    298,088       0.0%
*   Neo-Neon Holdings, Ltd.....................................................  2,337,500    400,661       0.0%
*   Neptune Group, Ltd......................................................... 23,230,000    481,819       0.0%
    New Century Group Hong Kong, Ltd........................................... 13,351,464    327,568       0.0%
*   New Times Energy Corp., Ltd................................................  1,946,400     91,276       0.0%
    Newocean Energy Holdings, Ltd..............................................  7,642,000  4,255,262       0.3%
    Next Media, Ltd............................................................  4,295,183    459,337       0.0%
    Nexteer Automotive Group, Ltd..............................................    243,000    274,200       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd......................  9,489,706  1,099,605       0.1%
    Orient Overseas International, Ltd.........................................    952,000  5,836,760       0.4%
*   Orient Power Holdings, Ltd.................................................    804,000         --       0.0%
    Oriental Watch Holdings....................................................  3,070,800    557,648       0.0%
*   Pacific Andes International Holdings, Ltd.................................. 19,435,067    774,519       0.1%
#   Pacific Basin Shipping, Ltd................................................ 12,498,000  4,628,284       0.3%
    Pacific Textile Holdings, Ltd..............................................  4,769,000  6,634,628       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                                ---------- ---------- ---------------
HONG KONG -- (Continued)
    Paliburg Holdings, Ltd.....................................................  3,062,830 $1,172,938       0.1%
*   Pan Asia Environmental Protection Group, Ltd...............................     80,000     16,489       0.0%
    Paradise Entertainment, Ltd................................................  3,652,000  1,044,257       0.1%
*   Peace Mark Holdings, Ltd...................................................  2,712,022         --       0.0%
*   Pearl Oriental Oil, Ltd.................................................... 11,577,400    363,629       0.0%
    Pegasus International Holdings, Ltd........................................    226,000     43,976       0.0%
    Perfect Shape PRC Holdings, Ltd............................................  1,008,000    236,951       0.0%
    Pico Far East Holdings, Ltd................................................  4,892,000  1,417,605       0.1%
*   Ping Shan Tea Group, Ltd...................................................  2,633,325     33,559       0.0%
    Playmates Holdings, Ltd....................................................    686,000    812,011       0.1%
    Playmates Toys, Ltd........................................................  4,796,000  1,043,665       0.1%
    Pokfulam Development Co....................................................    234,000    403,558       0.0%
    Polytec Asset Holdings, Ltd................................................ 11,323,526  1,603,777       0.1%
    Public Financial Holdings, Ltd.............................................  3,102,000  1,632,311       0.1%
    PYI Corp., Ltd............................................................. 24,147,973    949,132       0.1%
*   Pyxis Group, Ltd...........................................................  1,936,000      7,968       0.0%
    Raymond Industrial, Ltd....................................................     30,400      4,288       0.0%
    Regal Hotels International Holdings, Ltd...................................  2,871,800  1,780,836       0.1%
    Rivera Holdings, Ltd.......................................................  5,710,000    357,831       0.0%
    SA SA International Holdings, Ltd..........................................  9,766,000  4,955,937       0.4%
    Safety Godown Co., Ltd.....................................................    386,000    614,437       0.1%
    SAS Dragon Hldg, Ltd.......................................................  2,120,000    534,685       0.0%
    SEA Holdings, Ltd..........................................................  1,124,000    898,767       0.1%
    Shenyin Wanguo HK, Ltd.....................................................  3,466,250  3,707,115       0.3%
*   Shougang Concord Technology Holdings.......................................  9,981,809    872,660       0.1%
*   Shun Ho Technology Holdings, Ltd...........................................  1,037,452    377,927       0.0%
    Shun Tak Holdings, Ltd..................................................... 11,359,419  6,581,585       0.5%
*   Silver base Group Holdings, Ltd............................................  3,454,677    572,615       0.0%
    Simsen International Corp., Ltd............................................    307,000    212,517       0.0%
*   Sing Pao Media Enterprises, Ltd............................................    250,511         --       0.0%
    Sing Tao News Corp., Ltd...................................................  1,974,000    295,558       0.0%
    Singamas Container Holdings, Ltd........................................... 10,860,000  2,041,234       0.2%
*   Sino Distillery Group, Ltd.................................................    288,000     33,087       0.0%
*   Sinocan Holdings, Ltd......................................................    350,000         --       0.0%
    SIS International Holdings.................................................     34,000     16,012       0.0%
*   SiS Mobile Holdings, Ltd...................................................     10,880      2,083       0.0%
    Sitoy Group Holdings, Ltd..................................................    829,000    514,460       0.0%
    SmarTone Telecommunications Holdings, Ltd..................................  3,497,068  6,345,128       0.5%
*   SOCAM Development, Ltd.....................................................  1,702,771  1,522,943       0.1%
*   Solomon Systech International, Ltd.........................................  8,590,000    452,730       0.0%
    Soundwill Holdings, Ltd....................................................    408,000    735,266       0.1%
*   South China China, Ltd.....................................................  6,552,000    736,174       0.1%
*   South China Land, Ltd...................................................... 12,751,170    244,455       0.0%
    Stella International Holdings, Ltd.........................................    905,500  2,430,560       0.2%
    Stelux Holdings International, Ltd.........................................  3,011,400    694,726       0.1%
*   Success Universe Group, Ltd................................................  6,716,000    255,268       0.0%
    Sun Hing Vision Group Holdings, Ltd........................................    358,000    124,495       0.0%
    Sun Hung Kai & Co., Ltd....................................................  4,352,429  4,515,541       0.3%
*   Symphony Holdings, Ltd.....................................................    570,000     46,297       0.0%
    TAI Cheung Holdings, Ltd...................................................  1,961,000  1,719,122       0.1%
    Tai Sang Land Development, Ltd.............................................    781,910    412,523       0.0%
    Tan Chong International, Ltd...............................................  1,176,000    429,111       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
HONG KONG -- (Continued)
    Tao Heung Holdings, Ltd....................................................    517,000 $    246,376       0.0%
*   Taung Gold International, Ltd.............................................. 14,590,000      347,347       0.0%
    Television Broadcasts, Ltd.................................................  1,481,300    9,679,009       0.7%
*   Termbray Industries International Holdings, Ltd............................  2,304,900      222,674       0.0%
    Tern Properties Co., Ltd...................................................     51,200       35,678       0.0%
    Texwinca Holdings, Ltd.....................................................  4,488,000    4,352,174       0.3%
    Tian Teck Land, Ltd........................................................  1,024,000    1,221,380       0.1%
*   Titan Petrochemicals Group, Ltd............................................ 13,140,000        4,238       0.0%
    Tradelink Electronic Commerce, Ltd.........................................  4,802,000    1,199,473       0.1%
    Transport International Holdings, Ltd......................................  1,015,741    2,530,268       0.2%
#   Trinity, Ltd...............................................................  7,614,000    1,656,704       0.1%
    Tristate Holdings, Ltd.....................................................    188,000       67,550       0.0%
*   TSC Group Holdings, Ltd....................................................  3,280,000    1,029,447       0.1%
*   United Laboratories International Holdings, Ltd. (The).....................  4,354,000    2,942,904       0.2%
*   Universal Technologies Holdings, Ltd.......................................  7,410,000      849,482       0.1%
*   Up Energy Development Group, Ltd...........................................  3,205,000      243,790       0.0%
    Upbest Group, Ltd..........................................................     36,000       12,500       0.0%
*   Value Convergence Holdings, Ltd............................................  1,756,000      354,661       0.0%
    Value Partners Group, Ltd..................................................  5,396,000   10,018,069       0.7%
    Van Shung Chong Holdings, Ltd..............................................  1,184,002      151,547       0.0%
    Vanke Property Overseas, Ltd...............................................     13,000       14,447       0.0%
    Varitronix International, Ltd..............................................  2,023,293    1,616,542       0.1%
*   Vedan International Holdings, Ltd..........................................  3,272,000      198,684       0.0%
    Victory City International Holdings, Ltd...................................  7,660,077    1,399,828       0.1%
    Vitasoy International Holdings, Ltd........................................  4,703,000    8,598,433       0.6%
*   VS International Group, Ltd................................................    488,000       35,184       0.0%
    VST Holdings, Ltd..........................................................  4,999,600    1,969,649       0.1%
    VTech Holdings, Ltd........................................................    353,200    4,907,096       0.4%
    Wai Kee Holdings, Ltd......................................................  7,640,738    2,855,255       0.2%
*   Willie International Holdings, Ltd......................................... 14,130,000      793,581       0.1%
    Win Hanverky Holdings, Ltd.................................................  1,812,000      242,445       0.0%
*   Winfull Group Holdings, Ltd................................................  9,512,000      478,153       0.0%
    Wing On Co. International, Ltd.............................................    759,000    2,712,141       0.2%
    Wing Tai Properties, Ltd...................................................  1,923,331    1,272,123       0.1%
*   Winshine Entertainment & Media Holding Co., Ltd............................  2,732,000      376,290       0.0%
    Wong's International Hldgs.................................................    737,641      278,689       0.0%
    Wong's Kong King International.............................................    120,000       13,905       0.0%
    Xinyi Glass Holdings, Ltd.................................................. 16,280,000   10,806,910       0.8%
    Xinyi Solar Holdings, Ltd.................................................. 11,940,000    4,174,675       0.3%
    Yangtzekiang Garment, Ltd..................................................    606,500      226,601       0.0%
    Yau Lee Holdings, Ltd......................................................    534,000      124,706       0.0%
    Yeebo International Hldg...................................................    572,000      144,644       0.0%
    YGM Trading, Ltd...........................................................    447,000      661,367       0.1%
    YT Realty Group, Ltd.......................................................    749,000      252,328       0.0%
*   Yuan Heng Gas Holdings, Ltd................................................    544,000       42,191       0.0%
    Yugang International, Ltd.................................................. 90,818,000    1,682,111       0.1%
                                                                                           ------------      ----
TOTAL HONG KONG................................................................             416,840,348      29.5%
                                                                                           ------------      ----
NEW ZEALAND -- (8.0%)
#*  a2 Milk Co., Ltd...........................................................    986,934      390,629       0.0%
    Abano Healthcare Group, Ltd................................................     30,725      172,384       0.0%
    Air New Zealand, Ltd.......................................................  3,693,701    7,590,684       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
NEW ZEALAND -- (Continued)
#   Auckland International Airport, Ltd........................................   310,666 $ 1,090,189       0.1%
    Briscoe Group, Ltd.........................................................     2,235       4,828       0.0%
    Cavalier Corp., Ltd........................................................   153,800      46,886       0.0%
    CDL Investments New Zealand, Ltd...........................................   111,311      50,272       0.0%
*   Chorus, Ltd................................................................ 2,039,965   4,747,439       0.3%
    Colonial Motor Co., Ltd. (The).............................................   144,588     651,743       0.1%
    Contact Energy, Ltd........................................................   582,279   2,521,571       0.2%
#*  Diligent Board Member Services, Inc........................................    79,753     356,794       0.0%
#   Ebos Group, Ltd............................................................   439,087   3,189,941       0.2%
#   Fisher & Paykel Healthcare Corp., Ltd...................................... 4,190,065  20,750,948       1.5%
    Freightways, Ltd...........................................................   974,609   4,537,043       0.3%
#   Hallenstein Glasson Holdings, Ltd..........................................   242,445     642,864       0.1%
#   Heartland New Zealand, Ltd.................................................   190,640     192,027       0.0%
#   Hellaby Holdings, Ltd......................................................   384,437     901,926       0.1%
#   Infratil, Ltd.............................................................. 3,201,309   7,620,110       0.5%
#   Kathmandu Holdings, Ltd....................................................   663,170     724,405       0.1%
#   Mainfreight, Ltd...........................................................   539,049   6,328,594       0.5%
    Marsden Maritime Holdings, Ltd.............................................    43,500     100,528       0.0%
    Methven, Ltd...............................................................    93,877      82,444       0.0%
#   Metlifecare, Ltd...........................................................   516,195   1,912,610       0.1%
#   Michael Hill International, Ltd............................................ 1,490,263   1,341,543       0.1%
    Millennium & Copthorne Hotels New Zealand, Ltd.............................   406,992     497,467       0.0%
    New Zealand Oil & Gas, Ltd................................................. 1,659,791     740,227       0.1%
#*  New Zealand Refining Co., Ltd. (The).......................................   574,344   1,099,353       0.1%
    Nuplex Industries, Ltd..................................................... 1,278,378   3,272,258       0.2%
#   NZX, Ltd...................................................................   952,265     856,778       0.1%
#   Opus International Consultants, Ltd........................................    12,925      13,507       0.0%
#*  Pacific Edge, Ltd..........................................................   418,982     239,314       0.0%
    PGG Wrightson, Ltd.........................................................   999,976     377,562       0.0%
*   Pike River Coal, Ltd.......................................................   490,805          --       0.0%
#   Port of Tauranga, Ltd......................................................   515,305   6,584,941       0.5%
*   Pumpkin Patch, Ltd.........................................................   303,765      68,167       0.0%
#   Restaurant Brands New Zealand, Ltd.........................................   459,407   1,454,777       0.1%
*   Richina Pacific, Ltd.......................................................   274,180          --       0.0%
*   Rubicon, Ltd............................................................... 1,442,620     357,043       0.0%
#   Ryman Healthcare, Ltd...................................................... 2,338,582  14,523,565       1.0%
    Sanford, Ltd...............................................................   382,357   1,419,378       0.1%
    Scott Technology, Ltd......................................................    39,805      42,051       0.0%
#   Skellerup Holdings, Ltd....................................................   544,971     585,550       0.1%
#   Sky Network Television, Ltd................................................ 2,080,268   9,965,124       0.7%
    SKYCITY Entertainment Group, Ltd........................................... 4,352,955  13,944,040       1.0%
#   Spark New Zealand, Ltd.....................................................   203,752     461,039       0.0%
    Steel & Tube Holdings, Ltd.................................................   435,663     956,331       0.1%
#   Summerset Group Holdings, Ltd..............................................   396,565   1,049,083       0.1%
    Tourism Holdings, Ltd......................................................   267,004     366,459       0.0%
#   Tower, Ltd.................................................................   859,202   1,446,008       0.1%
    Trade Me Group, Ltd........................................................ 1,607,105   4,680,928       0.3%
#   TrustPower, Ltd............................................................    68,055     405,279       0.0%
#   Vector, Ltd................................................................ 1,288,750   3,176,055       0.2%
#   Warehouse Group, Ltd. (The)................................................   698,604   1,468,770       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
NEW ZEALAND -- (Continued)
*   Xero, Ltd..................................................................   147,912 $  2,234,109       0.2%
                                                                                          ------------       ---
TOTAL NEW ZEALAND..............................................................            138,233,565       9.8%
                                                                                          ------------       ---
SINGAPORE -- (8.1%)
*   Abterra, Ltd...............................................................   531,800      214,332       0.0%
    Amara Holdings, Ltd........................................................   922,800      383,646       0.0%
    Amtek Engineering, Ltd..................................................... 1,314,300      665,380       0.1%
    ASL Marine Holdings, Ltd...................................................   816,600      257,834       0.0%
    Aspial Corp., Ltd..........................................................    72,959       21,248       0.0%
#*  Ausgroup, Ltd.............................................................. 3,548,500      654,633       0.1%
#   Baker Technology, Ltd...................................................... 1,272,000      235,567       0.0%
#   Banyan Tree Holdings, Ltd.................................................. 1,022,900      424,556       0.0%
#*  Biosensors International Group, Ltd........................................ 6,409,437    3,993,081       0.3%
    Bonvests Holdings, Ltd.....................................................   950,000      972,032       0.1%
*   Boustead Projects Pte., Ltd................................................   497,611      392,989       0.0%
    Boustead Singapore, Ltd.................................................... 1,658,706    1,770,340       0.1%
#   Breadtalk Group, Ltd.......................................................   881,800      941,525       0.1%
*   Broadway Industrial Group, Ltd............................................. 1,557,200      246,883       0.0%
    Bukit Sembawang Estates, Ltd...............................................   596,403    2,320,586       0.2%
    Bund Center Investment, Ltd................................................ 2,639,300      393,304       0.0%
#   Centurion Corp., Ltd.......................................................   700,000      284,678       0.0%
#   China Aviation Oil Singapore Corp., Ltd.................................... 1,540,999      993,892       0.1%
#   China Merchants Holdings Pacific, Ltd......................................   842,200      750,522       0.1%
    Chip Eng Seng Corp., Ltd................................................... 3,445,300    2,313,595       0.2%
    Chuan Hup Holdings, Ltd.................................................... 3,853,500      961,045       0.1%
#   Cityspring Infrastructure Trust............................................ 1,455,100      637,331       0.1%
#   Cosco Corp. Singapore, Ltd................................................. 6,805,600    3,105,461       0.2%
    Creative Technology, Ltd...................................................   272,200      292,009       0.0%
    CSC Holdings, Ltd.......................................................... 1,746,900       59,326       0.0%
    CSE Global, Ltd............................................................ 3,285,200    1,425,685       0.1%
#   CWT, Ltd................................................................... 1,403,400    2,035,301       0.2%
    Datapulse Technology, Ltd..................................................    89,000        8,652       0.0%
#*  Del Monte Pacific, Ltd..................................................... 1,266,064      401,879       0.0%
*   Delong Holdings, Ltd....................................................... 1,301,000      224,574       0.0%
    DMX Technologies Group, Ltd................................................ 2,096,000      172,660       0.0%
#   Dyna-Mac Holdings, Ltd..................................................... 2,194,400      547,224       0.0%
    Elec & Eltek International Co., Ltd........................................   147,000      152,684       0.0%
    Ellipsiz, Ltd..............................................................   123,000       11,880       0.0%
    EnGro Corp., Ltd...........................................................   354,000      317,240       0.0%
    Eu Yan Sang International, Ltd.............................................   786,600      398,107       0.0%
#   Ezion Holdings, Ltd........................................................   895,260      811,729       0.1%
#*  Ezra Holdings, Ltd......................................................... 5,676,560    1,881,678       0.1%
#   Falcon Energy Group, Ltd................................................... 2,008,800      417,808       0.0%
    Far East Orchard, Ltd...................................................... 1,074,985    1,397,095       0.1%
    First Sponsor Group, Ltd...................................................   440,661      420,681       0.0%
    FJ Benjamin Holdings, Ltd.................................................. 1,305,000      126,702       0.0%
    Food Empire Holdings, Ltd.................................................. 1,256,400      250,023       0.0%
#   Fragrance Group, Ltd....................................................... 6,077,000      941,852       0.1%
#*  Gallant Venture, Ltd....................................................... 4,927,900      910,727       0.1%
#*  Geo Energy Resources, Ltd..................................................   432,000       64,170       0.0%
    GK Goh Holdings, Ltd....................................................... 1,416,300    1,035,832       0.1%
    Global Premium Hotels, Ltd.................................................   559,480      143,247       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                                ---------- ---------- ---------------
SINGAPORE -- (Continued)
*   Global Yellow Pages, Ltd...................................................    747,500 $   21,501       0.0%
    GMG Global, Ltd............................................................ 17,883,300    999,097       0.1%
    GP Batteries International, Ltd............................................    235,000    173,259       0.0%
    GP Industries, Ltd.........................................................  2,567,609  1,338,058       0.1%
    GuocoLand, Ltd.............................................................    387,914    556,274       0.0%
#   GuocoLeisure, Ltd..........................................................  3,267,800  2,268,607       0.2%
*   Hanwell Holdings, Ltd......................................................  1,771,219    367,208       0.0%
#*  Healthway Medical Corp., Ltd...............................................  8,556,776    335,714       0.0%
*   HG Metal Manufacturing, Ltd................................................  1,768,000     78,949       0.0%
#   Hi-P International, Ltd....................................................  1,271,600    586,323       0.1%
    Hiap Hoe, Ltd..............................................................    353,000    215,518       0.0%
*   HLH Group, Ltd.............................................................  8,364,000     88,400       0.0%
    Ho Bee Land, Ltd...........................................................  1,604,700  2,810,358       0.2%
#   Hong Fok Corp., Ltd........................................................  3,228,540  2,311,756       0.2%
    Hong Leong Asia, Ltd.......................................................    690,700    693,279       0.1%
    Hotel Grand Central, Ltd...................................................  1,354,287  1,533,957       0.1%
    Hour Glass, Ltd. (The).....................................................  1,814,832  1,081,478       0.1%
    HTL International Holdings, Ltd............................................  1,063,843    207,807       0.0%
    HupSteel, Ltd..............................................................  1,572,875    225,534       0.0%
    Hwa Hong Corp., Ltd........................................................  2,123,500    536,075       0.0%
#   Hyflux, Ltd................................................................  3,165,300  2,303,992       0.2%
    Indofood Agri Resources, Ltd...............................................  3,368,800  1,851,582       0.1%
    InnoTek, Ltd...............................................................    774,000    140,041       0.0%
    Innovalues, Ltd............................................................    334,000    198,785       0.0%
*   Interra Resources, Ltd.....................................................    396,000     52,512       0.0%
    IPC Corp., Ltd.............................................................  4,143,000    559,527       0.0%
    Isetan Singapore, Ltd......................................................    119,000    406,623       0.0%
*   Jiutian Chemical Group, Ltd................................................  9,838,300    394,104       0.0%
#*  Jurong Technologies Industrial Corp., Ltd..................................  2,227,680         --       0.0%
    k1 Ventures, Ltd...........................................................  4,952,600    766,264       0.1%
#   Keppel Infrastructure Trust................................................  1,367,000  1,173,188       0.1%
    Keppel Telecommunications & Transportation, Ltd............................  1,369,300  1,692,908       0.1%
    Koh Brothers Group, Ltd....................................................  1,432,000    389,618       0.0%
    KSH Holdings, Ltd..........................................................     52,000     20,218       0.0%
*   Li Heng Chemical Fibre Technologies, Ltd...................................  2,053,000    216,715       0.0%
    Lian Beng Group, Ltd.......................................................  2,238,100    954,607       0.1%
#*  Linc Energy, Ltd...........................................................  1,925,817    541,697       0.0%
    Low Keng Huat Singapore, Ltd...............................................    889,800    507,004       0.0%
    Lum Chang Holdings, Ltd....................................................  1,094,030    310,008       0.0%
*   Marco Polo Marine, Ltd.....................................................    963,000    200,443       0.0%
    mDR, Ltd...................................................................  3,997,000     15,104       0.0%
#   Mermaid Maritime PCL.......................................................  1,615,000    297,882       0.0%
    Metro Holdings, Ltd........................................................  2,026,092  1,515,911       0.1%
    Mewah International, Inc...................................................  1,183,000    317,438       0.0%
#   Midas Holdings, Ltd........................................................  7,943,100  2,326,568       0.2%
#   Nam Cheong, Ltd............................................................  6,922,840  1,744,397       0.1%
    New Toyo International Holdings, Ltd.......................................  1,624,000    306,129       0.0%
    NSL, Ltd...................................................................    409,900    489,791       0.0%
#   OSIM International, Ltd....................................................  1,640,700  2,513,599       0.2%
#   Otto Marine, Ltd........................................................... 10,983,500    314,232       0.0%
#   OUE Hospitality Trust......................................................    310,500    228,649       0.0%
    OUE, Ltd...................................................................  1,809,700  3,020,297       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
SINGAPORE -- (Continued)
#   Oxley Holdings, Ltd........................................................  1,061,700 $   407,994       0.0%
#   Pan-United Corp., Ltd......................................................  1,948,600   1,227,889       0.1%
    PEC, Ltd...................................................................     47,000      15,877       0.0%
    Penguin International, Ltd.................................................  1,437,000     232,931       0.0%
#   Petra Foods, Ltd...........................................................    781,000   2,284,406       0.2%
    QAF, Ltd...................................................................  1,208,480   1,047,996       0.1%
#   Raffles Education Corp., Ltd...............................................  4,176,710   1,010,794       0.1%
    Raffles Medical Group, Ltd.................................................    562,837   1,712,305       0.1%
#   Rickmers Maritime..........................................................    888,000     191,003       0.0%
    Rotary Engineering, Ltd....................................................  1,443,100     599,397       0.1%
    Roxy-Pacific Holdings, Ltd.................................................    297,500     118,059       0.0%
*   S I2I, Ltd................................................................. 12,662,000      28,430       0.0%
    San Teh, Ltd...............................................................    493,387     102,899       0.0%
    SBS Transit, Ltd...........................................................    926,200   1,272,937       0.1%
    Sheng Siong Group, Ltd.....................................................  1,462,900     927,265       0.1%
    SHS Holdings, Ltd..........................................................  2,304,100     399,266       0.0%
    Sim Lian Group, Ltd........................................................  2,216,555   1,434,208       0.1%
#   Sinarmas Land, Ltd.........................................................  5,696,200   3,028,427       0.2%
    Sing Holdings, Ltd.........................................................  1,134,000     280,781       0.0%
    Sing Investments & Finance, Ltd............................................    297,675     295,860       0.0%
    Singapore Reinsurance Corp., Ltd...........................................  1,514,530     355,093       0.0%
    Singapore Shipping Corp., Ltd..............................................  1,640,700     402,639       0.0%
    Singapura Finance, Ltd.....................................................    348,124     286,517       0.0%
#*  Sino Grandness Food Industry Group, Ltd....................................  2,095,300     534,845       0.0%
    SMRT Corp., Ltd............................................................  2,087,900   2,657,041       0.2%
    Stamford Land Corp., Ltd...................................................  3,188,100   1,395,627       0.1%
    Straco Corp., Ltd..........................................................    130,000      97,214       0.0%
    Sunningdale Tech, Ltd......................................................  3,552,400     562,019       0.0%
#*  SunVic Chemical Holdings, Ltd..............................................  1,979,700     671,608       0.1%
#   Super Group, Ltd...........................................................  2,548,900   2,863,567       0.2%
#*  Swiber Holdings, Ltd.......................................................  5,790,500     863,429       0.1%
#   Swissco Holdings, Ltd......................................................    715,500     266,061       0.0%
#   Tat Hong Holdings, Ltd.....................................................  2,013,500     947,991       0.1%
    Thakral Corp., Ltd.........................................................  3,663,300      60,758       0.0%
    Tiong Woon Corp. Holding, Ltd..............................................  2,090,650     324,389       0.0%
#   Tuan Sing Holdings, Ltd....................................................  4,021,183   1,228,409       0.1%
    UMS Holdings, Ltd..........................................................  1,888,400     805,204       0.1%
#   United Engineers, Ltd......................................................  2,722,828   5,448,920       0.4%
    United Overseas Insurance, Ltd.............................................    181,850     678,836       0.1%
#   UOB-Kay Hian Holdings, Ltd.................................................  1,822,735   2,106,638       0.2%
#   UPP Holdings, Ltd..........................................................  2,972,500     521,484       0.0%
#*  Vard Holdings, Ltd.........................................................  3,937,100   1,897,357       0.1%
    Venture Corp., Ltd.........................................................  1,654,300  10,550,481       0.8%
#   Vibrant Group, Ltd.........................................................  9,359,579     727,758       0.1%
    Vicom, Ltd.................................................................    116,600     563,060       0.1%
    Wee Hur Holdings, Ltd......................................................  2,670,400     725,856       0.1%
#   Wheelock Properties Singapore, Ltd.........................................  1,175,400   1,703,542       0.1%
#   Wing Tai Holdings, Ltd.....................................................  2,762,267   4,087,422       0.3%
    Yeo Hiap Seng, Ltd.........................................................    223,731     284,784       0.0%
    YHI International, Ltd.....................................................  1,174,000     190,632       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
SINGAPORE -- (Continued)
#   Yongnam Holdings, Ltd......................................................  7,939,200 $      971,190        0.1%
                                                                                           --------------      -----
TOTAL SINGAPORE................................................................               140,981,305       10.0%
                                                                                           --------------      -----
TOTAL COMMON STOCKS............................................................             1,401,048,895       99.2%
                                                                                           --------------      -----
RIGHTS/WARRANTS -- (0.2%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim Units Rights...........................     81,336             --        0.0%
*   Centrebet International, Ltd. Litigation Rights............................     81,336             --        0.0%
*   Seven West Media, Ltd. Rights 05/28/15.....................................  3,353,665             --        0.0%
                                                                                           --------------      -----
TOTAL AUSTRALIA................................................................                        --        0.0%
                                                                                           --------------      -----
HONG KONG -- (0.2%)
*   Emperor Capital Group, Ltd. Rights 05/21/15................................  1,509,000        249,211        0.0%
*   Enviro Energy International Holdings, Ltd. Warrants 11/17/16...............  1,171,800             --        0.0%
*   Haitong International Securities Group, Ltd. Rights 05/15/15...............  4,303,968      2,859,853        0.2%
                                                                                           --------------      -----
TOTAL HONG KONG................................................................                 3,109,064        0.2%
                                                                                           --------------      -----
SINGAPORE -- (0.0%)
*   Interra Resources, Ltd. Warrants 12/08/15..................................     39,600            314        0.0%
                                                                                           --------------      -----
TOTAL RIGHTS/WARRANTS..........................................................                 3,109,378        0.2%
                                                                                           --------------      -----

                                                                                              VALUE+
                                                                                           --------------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@ DFA Short Term Investment Fund............................................ 28,646,913    331,444,781       23.5%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,730,770,323)............................            $1,735,603,054      122.9%
                                                                                           ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Australia.................. $12,722,887 $  682,709,509   --    $  695,432,396
   China......................          --      9,561,281   --         9,561,281
   Hong Kong..................   2,126,793    414,713,555   --       416,840,348
   New Zealand................          --    138,233,565   --       138,233,565
   Singapore..................   1,369,138    139,612,167   --       140,981,305
Rights/Warrants
   Australia..................          --             --   --                --
   Hong Kong..................          --      3,109,064   --         3,109,064
   Singapore..................          --            314   --               314
Securities Lending Collateral.          --    331,444,781   --       331,444,781
                               ----------- --------------   --    --------------
TOTAL......................... $16,218,818 $1,719,384,236   --    $1,735,603,054
                               =========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
COMMON STOCKS -- (95.6%)
Consumer Discretionary -- (24.5%)
    4imprint Group P.L.C......................    95,239 $ 1,597,092       0.1%
    888 Holdings P.L.C........................   915,856   2,248,767       0.1%
*   Aga Rangemaster Group P.L.C...............   438,333     637,735       0.0%
    Barratt Developments P.L.C................ 2,727,034  21,634,491       1.0%
    Bellway P.L.C.............................   634,613  19,293,629       0.9%
    Berkeley Group Holdings P.L.C.............   664,403  25,581,278       1.2%
    Betfair Group P.L.C.......................   279,971   9,976,516       0.5%
    Bloomsbury Publishing P.L.C...............   274,093     704,929       0.0%
    Boot Henry P.L.C..........................   417,992   1,382,603       0.1%
    Bovis Homes Group P.L.C...................   845,814  12,043,032       0.6%
    # Bwin.Party Digital Entertainment P.L.C.. 2,836,202   3,629,013       0.2%
*   Carpetright P.L.C.........................    69,308     499,976       0.0%
    Centaur Media P.L.C.......................   537,905     667,470       0.0%
    Chime Communications P.L.C................   354,323   1,578,676       0.1%
    Cineworld Group P.L.C..................... 1,062,794   7,937,978       0.4%
    Connect Group P.L.C....................... 1,254,090   3,052,043       0.1%
    Crest Nicholson Holdings P.L.C............   152,672   1,048,204       0.1%
    Creston P.L.C.............................    22,394      42,997       0.0%
    Daily Mail & General Trust P.L.C.......... 1,421,265  19,537,514       0.9%
    Darty P.L.C............................... 1,291,969   1,482,716       0.1%
    Debenhams P.L.C........................... 6,276,319   8,621,810       0.4%
    Dignity P.L.C.............................   220,457   6,876,574       0.3%
    Dixons Carphone P.L.C.....................   737,185   4,784,207       0.2%
    Domino's Pizza Group P.L.C................   769,549   9,310,210       0.4%
    Dunelm Group P.L.C........................   335,417   4,617,719       0.2%
*   Enterprise Inns P.L.C..................... 2,595,453   4,639,809       0.2%
    Euromoney Institutional Investor P.L.C....   285,423   5,001,557       0.2%
*   Findel P.L.C..............................   303,005   1,016,991       0.1%
*   Forminster P.L.C..........................    43,333          --       0.0%
    Fuller Smith & Turner PLC.................   134,418   2,060,448       0.1%
*   Future P.L.C.............................. 1,301,863     205,030       0.0%
#   Games Workshop Group P.L.C................    98,402     770,551       0.0%
#   Greene King P.L.C......................... 1,372,727  17,452,683       0.8%
    Halfords Group P.L.C...................... 1,075,693   7,491,512       0.4%
    Headlam Group P.L.C.......................   331,326   2,362,868       0.1%
    Home Retail Group P.L.C................... 4,052,746  10,356,131       0.5%
*   Hornby P.L.C..............................   154,220     209,163       0.0%
    Howden Joinery Group P.L.C................ 3,359,489  23,915,571       1.1%
    Huntsworth P.L.C..........................   938,084     592,199       0.0%
    Inchcape P.L.C............................ 2,259,473  28,740,630       1.4%
    Informa P.L.C............................. 3,220,526  27,427,802       1.3%
    ITE Group P.L.C........................... 1,305,178   3,764,346       0.2%
    JD Sports Fashion P.L.C...................   463,623   4,077,461       0.2%
    JD Wetherspoon P.L.C......................   484,436   5,644,196       0.3%
    John Menzies P.L.C........................   252,197   1,509,875       0.1%
*   Johnston Press P.L.C......................    20,800      50,170       0.0%
#   Ladbrokes P.L.C........................... 4,542,683   7,109,506       0.3%
    Laura Ashley Holdings P.L.C............... 1,465,488     669,438       0.0%
    Lookers P.L.C............................. 1,830,518   4,392,995       0.2%
    Marston's P.L.C........................... 3,015,392   7,332,950       0.4%
    Millennium & Copthorne Hotels P.L.C....... 1,012,675   8,990,564       0.4%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                       ---------- ------------ ---------------
 Consumer Discretionary -- (Continued)
 *   Mitchells & Butlers P.L.C........    995,025 $  6,354,740       0.3%
     MJ Gleeson P.L.C.................    189,171    1,133,700       0.1%
 #*  Mothercare P.L.C.................    651,269    2,218,647       0.1%
     N Brown Group P.L.C..............    844,816    4,435,133       0.2%
 *   Ocado Group P.L.C................    372,160    2,020,185       0.1%
     Pendragon P.L.C..................  4,368,028    2,471,058       0.1%
     Persimmon P.L.C..................     38,753    1,006,196       0.1%
     Photo-Me International P.L.C.....    557,369    1,191,641       0.1%
     Poundland Group P.L.C............    114,666      550,521       0.0%
 *   Punch Taverns P.L.C..............    133,442      230,392       0.0%
     Rank Group P.L.C.................    112,422      328,951       0.0%
     Redrow P.L.C.....................  1,453,828    8,234,704       0.4%
     Restaurant Group P.L.C. (The)....    970,026   10,080,962       0.5%
     Rightmove P.L.C..................    477,301   23,105,850       1.1%
     Spirit Pub Co. P.L.C.............  3,220,786    5,538,963       0.3%
 *   Sportech P.L.C...................    371,065      378,097       0.0%
     STV Group P.L.C..................      4,868       26,142       0.0%
 *   SuperGroup P.L.C.................    196,144    3,102,644       0.2%
     Taylor Wimpey P.L.C..............  8,920,064   22,649,656       1.1%
     Ted Baker P.L.C..................    140,693    6,144,945       0.3%
 *   Thomas Cook Group P.L.C..........  7,316,715   16,048,409       0.8%
     Topps Tiles P.L.C................    866,361    1,538,333       0.1%
 *   Torotrak P.L.C...................     42,953        5,209       0.0%
 *   Trinity Mirror P.L.C.............  1,630,775    4,593,729       0.2%
     TUI AG...........................     48,665      907,433       0.0%
     UBM P.L.C........................  2,263,037   19,535,822       0.9%
     UTV Media P.L.C..................    451,514    1,245,236       0.1%
 #   Vitec Group P.L.C. (The).........    159,205    1,593,033       0.1%
     WH Smith P.L.C...................    687,058   15,074,108       0.7%
     William Hill P.L.C...............  4,471,540   24,705,783       1.2%
     Wilmington Group P.L.C...........    334,384    1,196,187       0.1%
                                                  ------------      ----
 Total Consumer Discretionary.........             532,218,034      25.4%
                                                  ------------      ----
 Consumer Staples -- (4.8%)
     A.G.BARR P.L.C...................    413,161    3,960,451       0.2%
     Anglo-Eastern Plantations P.L.C..    104,452      998,245       0.0%
     Booker Group P.L.C...............  7,254,558   16,060,425       0.8%
     Britvic P.L.C....................  1,233,710   13,701,051       0.7%
     Cranswick P.L.C..................    255,343    5,588,967       0.3%
     Dairy Crest Group P.L.C..........    743,682    5,199,231       0.2%
     Devro P.L.C......................    935,205    4,187,811       0.2%
     Greencore Group P.L.C............  2,256,015   12,242,441       0.6%
     Greggs P.L.C.....................    547,273    9,945,948       0.5%
     Hilton Food Group P.L.C..........     24,794      164,249       0.0%
     McBride P.L.C.(0574635)..........    834,446    1,203,553       0.1%
 *   McBride P.L.C.(BVXC225).......... 14,185,582       21,775       0.0%
 *   Premier Foods P.L.C..............  3,631,899    2,563,206       0.1%
     PZ Cussons P.L.C.................  1,284,093    7,035,543       0.3%
     REA Holdings P.L.C...............     50,639      239,506       0.0%
     Stock Spirits Group P.L.C........    123,811      361,900       0.0%
     Tate & Lyle P.L.C................  2,371,143   21,601,188       1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Thorntons P.L.C............................................................   274,658 $    345,185       0.0%
                                                                                          ------------       ---
Total Consumer Staples.........................................................            105,420,675       5.0%
                                                                                          ------------       ---
Energy -- (4.2%)
#*  Afren P.L.C................................................................ 5,446,344      277,690       0.0%
    Amec Foster Wheeler P.L.C.................................................. 1,360,198   19,044,378       0.9%
#   Anglo Pacific Group P.L.C..................................................   578,701      845,108       0.1%
*   Cairn Energy P.L.C......................................................... 2,512,540    6,845,299       0.3%
#*  EnQuest P.L.C.............................................................. 3,483,236    2,798,700       0.1%
*   Exillon Energy P.L.C.......................................................    53,200       89,903       0.0%
*   Fortune Oil CVR............................................................ 6,238,485       47,880       0.0%
*   Hardy Oil & Gas P.L.C......................................................    74,781       44,644       0.0%
    Hunting P.L.C..............................................................   625,825    5,618,900       0.3%
    James Fisher & Sons P.L.C..................................................   224,304    3,966,265       0.2%
    John Wood Group P.L.C...................................................... 1,909,170   20,115,851       1.0%
*   Lamprell P.L.C............................................................. 1,349,830    2,907,020       0.1%
*   Ophir Energy P.L.C.........................................................   795,682    1,734,541       0.1%
#   Petrofac, Ltd..............................................................   881,458   11,765,060       0.6%
*   Premier Oil P.L.C.......................................................... 2,574,653    6,887,748       0.3%
    Soco International P.L.C...................................................   983,176    2,718,662       0.1%
    Tullow Oil P.L.C...........................................................   866,800    5,503,366       0.3%
                                                                                          ------------       ---
Total Energy...................................................................             91,211,015       4.4%
                                                                                          ------------       ---
Financials -- (14.8%)
    Amlin P.L.C................................................................ 2,600,313   18,223,007       0.9%
#   Ashmore Group P.L.C........................................................ 1,818,209    8,595,210       0.4%
    Bank of Georgia Holdings P.L.C.............................................   137,229    3,768,743       0.2%
    Beazley P.L.C.............................................................. 2,537,469   10,912,586       0.5%
    Brewin Dolphin Holdings P.L.C.............................................. 1,320,720    6,858,935       0.3%
    Capital & Counties Properties P.L.C........................................   457,946    2,768,485       0.1%
    Capital & Regional P.L.C................................................... 1,652,845    1,427,483       0.1%
    Catlin Group, Ltd.......................................................... 1,899,020   20,460,348       1.0%
    Charles Stanley Group P.L.C................................................   122,025      736,973       0.0%
    Charles Taylor P.L.C.......................................................   192,071      675,336       0.0%
    Chesnara P.L.C.............................................................   564,731    2,773,808       0.1%
    Close Brothers Group P.L.C.................................................   765,620   17,896,704       0.9%
    Countrywide P.L.C..........................................................    68,332      548,489       0.0%
    Daejan Holdings P.L.C......................................................    30,985    2,574,057       0.1%
    Development Securities P.L.C...............................................   604,989    2,349,232       0.1%
    esure Group P.L.C..........................................................   115,507      387,245       0.0%
    Hansard Global P.L.C.......................................................    16,468       22,657       0.0%
*   Harworth Group P.L.C.......................................................   306,801       50,637       0.0%
    Helical Bar P.L.C..........................................................   646,023    3,854,432       0.2%
    Henderson Group P.L.C...................................................... 5,607,542   23,927,378       1.1%
    Hiscox, Ltd................................................................ 1,449,723   18,265,611       0.9%
    ICAP P.L.C................................................................. 2,839,958   24,144,556       1.2%
    IG Group Holdings P.L.C.................................................... 1,890,472   21,315,332       1.0%
*   Industrial & Commercial Holdings P.L.C.....................................     5,000           --       0.0%
    Intermediate Capital Group P.L.C...........................................   552,762    4,464,462       0.2%
    International Personal Finance P.L.C.......................................   667,182    5,074,021       0.2%
*   IP Group P.L.C............................................................. 1,276,798    3,842,500       0.2%
    Jardine Lloyd Thompson Group P.L.C.........................................   621,664   10,124,061       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Financials -- (Continued)
    Jupiter Fund Management P.L.C.............................................. 1,771,176 $ 11,661,841       0.6%
    Lancashire Holdings, Ltd...................................................   901,171    8,809,632       0.4%
    LSL Property Services P.L.C................................................   296,171    1,636,170       0.1%
    Man Group P.L.C............................................................ 9,464,717   27,906,812       1.3%
    Novae Group P.L.C..........................................................   296,045    3,160,488       0.2%
    Phoenix Group Holdings.....................................................   923,737   11,921,166       0.6%
*   Quintain Estates & Development P.L.C....................................... 2,616,825    3,849,500       0.2%
    Rathbone Brothers P.L.C....................................................   160,021    5,257,453       0.3%
*   Raven Russia, Ltd.......................................................... 1,068,396      843,204       0.0%
    S&U P.L.C..................................................................    20,417      634,669       0.0%
    Savills P.L.C..............................................................   624,917    7,914,295       0.4%
    St James's Place P.L.C.....................................................    58,257      794,666       0.0%
    ST Modwen Properties P.L.C.................................................   928,745    6,188,995       0.3%
    Tullett Prebon P.L.C....................................................... 1,125,435    6,162,789       0.3%
    UNITE Group P.L.C. (The)................................................... 1,034,633    9,506,930       0.5%
*   Waterloo Investment Holdings, Ltd..........................................     5,979          642       0.0%
                                                                                          ------------      ----
Total Financials...............................................................            322,291,540      15.4%
                                                                                          ------------      ----
Health Care -- (3.2%)
#*  Alizyme P.L.C..............................................................   660,805           --       0.0%
    Bioquell P.L.C.............................................................    90,893      204,181       0.0%
*   BTG P.L.C.................................................................. 1,345,513   14,846,477       0.7%
*   Circassia Pharmaceuticals P.L.C............................................    10,843       49,237       0.0%
    Consort Medical P.L.C......................................................   233,849    3,366,007       0.2%
    Dechra Pharmaceuticals P.L.C...............................................   416,405    6,544,665       0.3%
    Genus P.L.C................................................................   273,198    5,655,118       0.3%
    Hikma Pharmaceuticals P.L.C................................................   405,450   12,679,296       0.6%
*   Optos P.L.C................................................................   106,202      554,268       0.0%
*   Oxford Biomedica P.L.C..................................................... 2,557,511      442,192       0.0%
*   Skyepharma P.L.C...........................................................   322,164    1,485,387       0.1%
    Synergy Health P.L.C.......................................................   300,498   10,191,716       0.5%
    UDG Healthcare P.L.C....................................................... 1,071,668    8,758,003       0.4%
*   Vectura Group P.L.C........................................................ 2,015,218    4,820,962       0.2%
                                                                                          ------------      ----
Total Health Care..............................................................             69,597,509       3.3%
                                                                                          ------------      ----
Industrials -- (22.6%)
    Air Partner P.L.C..........................................................    39,319      218,316       0.0%
    Alumasc Group P.L.C. (The).................................................   120,110      270,120       0.0%
    Ashtead Group P.L.C........................................................    17,024      291,920       0.0%
    Avon Rubber P.L.C..........................................................    88,470    1,051,073       0.1%
    Balfour Beatty P.L.C....................................................... 3,473,566   12,856,619       0.6%
    BBA Aviation P.L.C......................................................... 2,696,604   14,188,979       0.7%
    Berendsen P.L.C............................................................   875,545   13,919,012       0.7%
    Bodycote P.L.C............................................................. 1,210,345   12,746,902       0.6%
    Braemar Shipping Services P.L.C............................................    84,411      566,837       0.0%
#   Brammer P.L.C..............................................................   524,144    3,051,463       0.1%
#   Camellia P.L.C.............................................................     2,396      342,356       0.0%
    Cape P.L.C.................................................................   652,419    2,643,473       0.1%
#   Carillion P.L.C............................................................ 2,262,152   11,286,679       0.5%
    Carr's Milling Industries P.L.C............................................   343,111      846,563       0.0%
    Castings P.L.C.............................................................   157,187      912,039       0.0%
    Chemring Group P.L.C....................................................... 1,175,355    3,862,001       0.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
Industrials -- (Continued)
    Clarkson P.L.C.............................................................    58,386 $ 2,029,965       0.1%
    Cobham P.L.C............................................................... 5,783,297  26,235,319       1.3%
    Communisis P.L.C........................................................... 1,077,829     942,838       0.0%
    Costain Group P.L.C........................................................   393,650   1,928,555       0.1%
    DCC P.L.C..................................................................   441,845  28,107,328       1.3%
    De La Rue P.L.C............................................................   464,038   3,899,650       0.2%
#   Dialight P.L.C.............................................................    72,337     776,236       0.0%
    Diploma P.L.C..............................................................   574,886   7,051,633       0.3%
    Fenner P.L.C...............................................................   962,975   3,094,665       0.1%
*   Firstgroup P.L.C........................................................... 5,555,214   8,437,996       0.4%
    Galliford Try P.L.C........................................................   385,713   8,875,315       0.4%
    Go-Ahead Group P.L.C.......................................................   216,599   8,178,578       0.4%
    Goodwin P.L.C..............................................................       383      14,388       0.0%
    Grafton Group P.L.C........................................................   766,517   9,673,182       0.5%
    Harvey Nash Group P.L.C....................................................    46,693      60,966       0.0%
    Hays P.L.C................................................................. 7,231,761  16,997,190       0.8%
    Hogg Robinson Group P.L.C..................................................   134,014      91,496       0.0%
    Homeserve P.L.C............................................................ 1,376,532   8,043,922       0.4%
    IMI P.L.C..................................................................   318,255   6,098,586       0.3%
    Interserve P.L.C...........................................................   697,987   6,181,872       0.3%
    Keller Group P.L.C.........................................................   360,314   5,511,344       0.3%
    Kier Group P.L.C...........................................................   241,892   6,000,458       0.3%
    Latchways P.L.C............................................................    35,007     405,282       0.0%
    Lavendon Group P.L.C.......................................................   785,677   2,098,093       0.1%
    Management Consulting Group P.L.C.......................................... 1,467,589     393,497       0.0%
    Mears Group P.L.C..........................................................   532,111   3,493,033       0.2%
    Melrose Industries P.L.C................................................... 5,230,962  21,227,179       1.0%
    Michael Page International P.L.C........................................... 1,416,913  11,543,426       0.6%
#   Mitie Group P.L.C.......................................................... 1,886,337   8,274,676       0.4%
    Morgan Advanced Materials P.L.C............................................ 1,428,226   7,335,736       0.4%
    Morgan Sindall Group P.L.C.................................................   193,501   2,326,588       0.1%
    National Express Group P.L.C............................................... 2,189,869   9,644,145       0.5%
    Norcros P.L.C..............................................................   127,268      31,664       0.0%
    Northgate P.L.C............................................................   726,631   7,197,276       0.3%
    PayPoint P.L.C.............................................................   229,972   2,999,143       0.1%
    QinetiQ Group P.L.C........................................................ 3,113,550   9,636,398       0.5%
    Regus P.L.C................................................................ 3,275,671  12,510,830       0.6%
*   Renold P.L.C...............................................................   193,435     185,619       0.0%
    Rentokil Initial P.L.C..................................................... 9,327,890  19,184,899       0.9%
    Ricardo P.L.C..............................................................   268,933   3,487,285       0.2%
    Robert Walters P.L.C.......................................................   383,049   2,238,817       0.1%
    Rotork P.L.C...............................................................   438,584  15,826,476       0.8%
    RPS Group P.L.C............................................................ 1,223,232   3,998,119       0.2%
    Senior P.L.C............................................................... 2,109,831  10,131,056       0.5%
    Serco Group P.L.C.......................................................... 3,507,104   7,164,679       0.3%
*   Severfield P.L.C........................................................... 1,262,597   1,238,782       0.1%
    Shanks Group P.L.C......................................................... 2,407,651   3,941,377       0.2%
    SIG P.L.C.................................................................. 3,022,212   8,981,420       0.4%
    Speedy Hire P.L.C.......................................................... 2,890,020   3,282,835       0.2%
    Spirax-Sarco Engineering P.L.C.............................................   388,975  20,134,516       1.0%
    St Ives P.L.C..............................................................   657,471   1,746,920       0.1%
    Stagecoach Group P.L.C..................................................... 2,171,102  12,066,595       0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                 --------- ------------ ---------------
Industrials -- (Continued)
     Sthree P.L.C...............................................................   390,881 $  2,236,761       0.1%
     Stobart Group, Ltd.........................................................   625,503    1,037,682       0.0%
     T Clarke P.L.C.............................................................   147,457      161,102       0.0%
     Tarsus Group P.L.C.........................................................   201,041      718,074       0.0%
     Tribal Group P.L.C.........................................................   151,222      340,466       0.0%
#    Trifast P.L.C..............................................................   447,201      743,404       0.0%
     UK Mail Group P.L.C........................................................   190,510    1,496,608       0.1%
     Ultra Electronics Holdings P.L.C...........................................   339,719    9,034,153       0.4%
     Vesuvius P.L.C............................................................. 1,399,956    9,736,017       0.5%
`#*  Volex P.L.C................................................................   307,047      361,091       0.0%
     Vp P.L.C...................................................................   161,571    1,616,408       0.1%
*    Wincanton P.L.C............................................................   576,136    1,377,384       0.1%
     WS Atkins P.L.C............................................................   506,584   10,394,157       0.5%
     XP Power, Ltd..............................................................    74,854    1,730,630       0.1%
                                                                                           ------------      ----
Total Industrials...............................................................            490,996,132      23.4%
                                                                                           ------------      ----
Information Technology -- (8.7%)
     Acal P.L.C.................................................................   202,289      915,519       0.0%
     Anite P.L.C................................................................ 1,594,185    2,072,162       0.1%
     Aveva Group P.L.C..........................................................   198,453    5,135,177       0.2%
     Computacenter P.L.C........................................................   382,680    4,108,800       0.2%
     CSR P.L.C..................................................................   916,815   12,359,031       0.6%
     Domino Printing Sciences P.L.C.............................................   529,876    7,434,022       0.4%
     E2V Technologies P.L.C.....................................................   680,727    2,425,496       0.1%
     Electrocomponents P.L.C.................................................... 2,171,709    8,023,755       0.4%
     Fidessa Group P.L.C........................................................   165,096    5,635,853       0.3%
*    Filtronic P.L.C............................................................     4,262          803       0.0%
     Halma P.L.C................................................................ 1,965,372   21,404,612       1.0%
#*   Imagination Technologies Group P.L.C....................................... 1,162,887    3,495,028       0.2%
#    Innovation Group P.L.C..................................................... 5,025,636    2,192,657       0.1%
     Laird P.L.C................................................................ 1,383,372    7,607,641       0.4%
     Micro Focus International P.L.C............................................   671,015   12,915,112       0.6%
     Moneysupermarket.com Group P.L.C........................................... 1,871,032    8,017,456       0.4%
     NCC Group P.L.C............................................................   466,740    1,486,537       0.1%
     Oxford Instruments P.L.C...................................................   184,343    2,624,327       0.1%
     Pace P.L.C................................................................. 1,453,325    9,214,332       0.4%
     Phoenix IT Group P.L.C.....................................................   197,611      377,557       0.0%
     Playtech P.L.C.............................................................   926,217   11,635,852       0.6%
     Premier Farnell P.L.C...................................................... 2,086,501    6,088,209       0.3%
     Renishaw P.L.C.............................................................   181,974    6,978,930       0.3%
     RM P.L.C...................................................................   318,504      686,713       0.0%
     SDL P.L.C..................................................................   365,635    2,612,051       0.1%
     Sepura P.L.C...............................................................   233,614      468,994       0.0%
     Spectris P.L.C.............................................................   615,718   20,235,948       1.0%
     Spirent Communications P.L.C............................................... 2,783,961    3,726,891       0.2%
#    Telecity Group P.L.C....................................................... 1,011,062   13,714,491       0.6%
     TT electronics P.L.C.......................................................   812,537    1,662,151       0.1%
     Xaar P.L.C.................................................................   285,242    1,919,660       0.1%
     Xchanging P.L.C............................................................ 1,317,646    2,464,367       0.1%
                                                                                           ------------      ----
Total Information Technology....................................................            189,640,134       9.0%
                                                                                           ------------      ----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
Materials -- (7.6%)............................................................    518,658 $  2,300,255       0.1%
    Acacia Mining P.L.C........................................................  1,291,364    7,171,488       0.3%
    Alent P.L.C................................................................    134,694    1,433,474       0.1%
    British Polythene Industries P.L.C.........................................    213,640      442,146       0.0%
    Carclo P.L.C...............................................................  5,510,940    5,382,342       0.3%
    Centamin P.L.C.............................................................    447,752   19,430,956       0.9%
    Croda International P.L.C..................................................  4,938,232   26,404,486       1.3%
    DS Smith P.L.C.............................................................  2,320,986   10,800,833       0.5%
    Elementis P.L.C............................................................  1,327,499   19,486,754       0.9%
    Essentra P.L.C.............................................................  1,089,075    3,162,794       0.1%
    Evraz P.L.C................................................................    922,725    1,106,052       0.1%
*   Ferrexpo P.L.C.............................................................    546,319    1,168,103       0.1%
    Hill & Smith Holdings P.L.C................................................    420,222    4,479,444       0.2%
#*  Hochschild Mining P.L.C....................................................    678,005    1,016,958       0.0%
*   International Ferro Metals, Ltd............................................    447,220       20,809       0.0%
#*  KAZ Minerals P.L.C.........................................................  1,031,458    4,102,155       0.2%
#*  Lonmin P.L.C...............................................................  2,126,996    4,701,804       0.2%
    Low & Bonar P.L.C..........................................................  1,093,810    1,037,800       0.0%
    Marshalls P.L.C............................................................    965,281    4,012,559       0.2%
#*  Petra Diamonds, Ltd........................................................  1,551,908    3,722,077       0.2%
#*  Petropavlovsk P.L.C........................................................ 14,546,334    1,409,047       0.1%
    Rexam P.L.C................................................................    861,780    7,648,968       0.4%
    RPC Group P.L.C............................................................  1,201,915   11,046,125       0.5%
    Synthomer P.L.C............................................................  1,234,754    6,044,549       0.3%
#   Vedanta Resources P.L.C....................................................    464,354    4,459,987       0.2%
    Victrex P.L.C..............................................................    395,864   11,981,465       0.6%
#   Zotefoams P.L.C............................................................     93,537      411,850       0.0%
                                                                                           ------------       ---
Total Materials................................................................             164,385,280       7.8%
                                                                                           ------------       ---
Telecommunication Services -- (3.3%)
    Cable & Wireless Communications P.L.C...................................... 13,842,085   14,268,864       0.7%
#*  Colt Group SA..............................................................  1,487,618    3,400,516       0.2%
    Inmarsat P.L.C.............................................................  2,217,438   34,145,358       1.6%
    Kcom Group P.L.C...........................................................  3,069,403    4,315,161       0.2%
#   TalkTalk Telecom Group P.L.C...............................................  2,611,397   14,598,487       0.7%
                                                                                           ------------       ---
Total Telecommunication Services...............................................              70,728,386       3.4%
                                                                                           ------------       ---
Utilities -- (1.9%)
    Dee Valley Group P.L.C.....................................................     12,109      234,912       0.0%
    Drax Group P.L.C...........................................................  2,075,260   12,679,436       0.6%
    Pennon Group P.L.C.........................................................  2,002,765   26,285,374       1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES      VALUE++     OF NET ASSETS**
                                                                                --------- -------------- ---------------
Utilities -- (Continued)
    Telecom Plus P.L.C.........................................................   186,307 $    2,188,288        0.1%
                                                                                          --------------      -----
Total Utilities................................................................               41,388,010        2.0%
                                                                                          --------------      -----
TOTAL COMMON STOCKS............................................................            2,077,876,715       99.1%
                                                                                          --------------      -----

                                                                                             VALUE+
                                                                                          --------------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@ DFA Short Term Investment Fund............................................ 8,175,108     94,585,996        4.5%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,615,524,137)............................           $2,172,462,711      103.6%
                                                                                          ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary.....       -- $  532,218,034   --    $  532,218,034
    Consumer Staples...........       --    105,420,675   --       105,420,675
    Energy.....................       --     91,211,015   --        91,211,015
    Financials.................       --    322,291,540   --       322,291,540
    Health Care................ $554,268     69,043,241   --        69,597,509
    Industrials................       --    490,996,132   --       490,996,132
    Information Technology.....       --    189,640,134   --       189,640,134
    Materials..................       --    164,385,280   --       164,385,280
    Telecommunication Services.       --     70,728,386   --        70,728,386
    Utilities..................       --     41,388,010   --        41,388,010
 Securities Lending Collateral.       --     94,585,996   --        94,585,996
                                -------- --------------   --    --------------
 TOTAL......................... $554,268 $2,171,908,443   --    $2,172,462,711
                                ======== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
COMMON STOCKS -- (86.4%)
AUSTRALIA -- (0.0%)
*   Oberbank AG................................................................   2,448 $   141,148       0.0%
                                                                                        -----------       ---
AUSTRIA -- (2.1%)
*   A-TEC Industries AG........................................................  21,828          --       0.0%
    Agrana Beteiligungs AG.....................................................  16,785   1,527,062       0.0%
    AMAG Austria Metall AG.....................................................   3,265     117,179       0.0%
    Atrium European Real Estate, Ltd........................................... 593,863   2,914,627       0.1%
    Austria Technologie & Systemtechnik AG..................................... 154,803   2,457,698       0.1%
    BUWOG AG...................................................................  69,261   1,400,381       0.0%
    CA Immobilien Anlagen AG................................................... 124,466   2,258,797       0.1%
#   Conwert Immobilien Invest SE............................................... 305,933   3,867,632       0.1%
    DO & CO AG.................................................................  25,483   1,884,695       0.1%
    EVN AG..................................................................... 199,009   2,264,588       0.1%
    Flughafen Wien AG..........................................................  11,939   1,076,613       0.0%
*   IMMOFINANZ AG..............................................................  15,360      46,207       0.0%
    Josef Manner & Co. AG......................................................     870      45,587       0.0%
*   Kapsch TrafficCom AG.......................................................  30,685     688,643       0.0%
#   Lenzing AG.................................................................  50,146   3,416,698       0.1%
    Mayr Melnhof Karton AG.....................................................  48,456   5,621,246       0.2%
    Oberbank AG................................................................  36,728   2,117,466       0.1%
#   Oesterreichische Post AG................................................... 182,789   8,894,486       0.2%
    Palfinger AG...............................................................  74,904   2,252,464       0.1%
    POLYTEC Holding AG.........................................................  90,721     767,364       0.0%
#   Porr AG....................................................................  21,514   1,277,803       0.0%
#   Raiffeisen Bank International AG........................................... 231,034   3,835,247       0.1%
    RHI AG..................................................................... 124,996   3,582,567       0.1%
    Rosenbauer International AG................................................  18,332   1,747,826       0.1%
    S IMMO AG.................................................................. 308,031   2,881,490       0.1%
    Schoeller-Bleckmann Oilfield Equipment AG..................................  52,123   3,674,510       0.1%
#   Semperit AG Holding........................................................  67,794   3,100,119       0.1%
    Strabag SE.................................................................  99,312   2,316,344       0.1%
    UBM Realitaetenentwicklung AG..............................................     314      14,022       0.0%
    UNIQA Insurance Group AG................................................... 537,993   5,284,810       0.1%
    Wienerberger AG............................................................ 552,075   8,972,042       0.2%
#*  Wolford AG.................................................................  11,252     302,813       0.0%
    Zumtobel Group AG.......................................................... 163,111   4,461,635       0.1%
                                                                                        -----------       ---
TOTAL AUSTRIA..................................................................          85,070,661       2.4%
                                                                                        -----------       ---
BELGIUM -- (3.1%)
*   Ablynx NV.................................................................. 295,235   3,256,200       0.1%
    Ackermans & van Haaren NV.................................................. 134,383  16,423,619       0.5%
*   AGFA-Gevaert NV............................................................ 965,465   2,418,766       0.1%
#   Atenor Group...............................................................   5,979     287,501       0.0%
    Banque Nationale de Belgique...............................................     986   3,680,787       0.1%
    Barco NV...................................................................  65,535   4,430,048       0.1%
*   BHF Kleinwort Benson Group................................................. 327,402   1,563,096       0.0%
    Cie d'Entreprises CFE......................................................  48,353   5,231,730       0.2%
    Cie Immobiliere de Belgique SA.............................................  14,373     838,037       0.0%
    Cie Maritime Belge SA......................................................  63,930     893,337       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA...............................     111     308,684       0.0%
    D'ieteren SA............................................................... 125,779   4,905,975       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
BELGIUM -- (Continued).........................................................
    Deceuninck NV..............................................................   358,205 $    780,776       0.0%
#   Econocom Group SA..........................................................   343,333    3,002,622       0.1%
    Elia System Operator SA....................................................   169,789    7,534,473       0.2%
#*  Euronav NV.................................................................   572,017    7,871,499       0.2%
    EVS Broadcast Equipment SA.................................................    74,156    2,900,009       0.1%
    Exmar NV...................................................................   174,456    1,838,590       0.1%
#   Fagron.....................................................................   124,526    5,504,039       0.2%
    Gimv NV....................................................................    14,240      663,700       0.0%
*   Hamon & CIE SA.............................................................     4,508       50,867       0.0%
*   Ion Beam Applications......................................................   111,983    2,781,816       0.1%
    Jensen-Group NV............................................................    13,482      308,351       0.0%
    Kinepolis Group NV.........................................................    94,699    3,670,935       0.1%
#   Lotus Bakeries.............................................................     1,441    2,029,704       0.1%
#*  MDxHealth..................................................................   180,487    1,009,265       0.0%
    Melexis NV.................................................................   112,598    6,951,260       0.2%
*   Mobistar SA................................................................   167,280    3,181,403       0.1%
#   NV Bekaert SA..............................................................   183,930    5,343,554       0.2%
*   Nyrstar NV................................................................. 1,704,363    6,702,530       0.2%
*   Option NV..................................................................   131,335       45,488       0.0%
    Picanol....................................................................    28,800    1,384,711       0.0%
*   RealDolmen.................................................................     8,137      163,970       0.0%
*   RealDolmen NV..............................................................       120            5       0.0%
    Recticel SA................................................................   110,999      528,314       0.0%
*   Rentabiliweb Group.........................................................    18,045      125,166       0.0%
#   Resilux....................................................................     5,006      885,879       0.0%
*   Roularta Media Group NV....................................................    10,263      168,625       0.0%
    Sioen Industries NV........................................................    50,430      826,235       0.0%
    Sipef SA...................................................................    29,613    1,687,103       0.1%
#   TER Beke SA................................................................     2,260      187,479       0.0%
#*  Tessenderlo Chemie NV......................................................   190,301    6,263,577       0.2%
#*  ThromboGenics NV...........................................................   159,152      952,311       0.0%
#   Umicore SA.................................................................    16,482      819,265       0.0%
#   Van de Velde NV............................................................    36,017    2,151,617       0.1%
*   Viohalco SA................................................................   583,796    1,738,281       0.1%
                                                                                          ------------       ---
TOTAL BELGIUM..................................................................            124,291,199       3.6%
                                                                                          ------------       ---
DENMARK -- (4.2%)
    ALK-Abello A.S.............................................................    30,494    3,610,642       0.1%
#   Alm Brand A.S..............................................................   468,716    3,073,559       0.1%
#   Ambu A.S. Class B..........................................................   122,859    3,222,753       0.1%
    Arkil Holding A.S. Class B.................................................       504       80,951       0.0%
*   Auriga Industries A.S. Class B.............................................    93,653    4,505,740       0.1%
#*  Bang & Olufsen A.S.........................................................   167,328    1,504,648       0.1%
    BankNordik.................................................................     1,753       31,032       0.0%
*   Bavarian Nordic A.S........................................................   139,707    6,546,761       0.2%
    Brodrene Hartmann A.S......................................................    13,519      485,383       0.0%
#*  D/S Norden A.S.............................................................   125,261    2,513,170       0.1%
    Dfds A.S...................................................................    30,536    3,417,014       0.1%
    Djurslands Bank A.S........................................................     8,970      337,443       0.0%
    FE Bording A.S.............................................................       426       57,758       0.0%
#   FLSmidth & Co. A.S.........................................................   260,041   11,109,192       0.3%
    Fluegger A.S. Class B......................................................     4,198      246,159       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
DENMARK -- (Continued)
*   Genmab A.S.................................................................   217,338 $ 16,735,281       0.5%
    GN Store Nord A.S..........................................................   826,732   17,848,732       0.5%
*   GPV Industri A.S. Series B.................................................     2,200           --       0.0%
#*  Greentech Energy Systems A.S...............................................    12,775       14,765       0.0%
    Gronlandsbanken A.S........................................................     1,125      105,250       0.0%
*   H Lundbeck A.S.............................................................   192,994    3,753,925       0.1%
*   H+H International A.S. Class B.............................................    40,093      321,830       0.0%
    Harboes Bryggeri A.S. Class B..............................................    16,516      261,548       0.0%
    IC Group A.S...............................................................    38,440    1,029,662       0.0%
*   Jeudan A.S.................................................................     4,782      470,601       0.0%
*   Jyske Bank A.S.............................................................   155,883    7,633,412       0.2%
    Lan & Spar Bank............................................................     4,981      325,593       0.0%
    NKT Holding A.S............................................................   120,172    7,626,117       0.2%
    Nordjyske Bank A.S.........................................................    24,950      408,591       0.0%
*   Parken Sport & Entertainment A.S...........................................    33,556      292,282       0.0%
    PER Aarsleff A.S. Class B..................................................    10,732    3,012,031       0.1%
    Ringkjoebing Landbobank A.S................................................    23,127    5,171,696       0.2%
    Roblon A.S. Class B........................................................     2,700      133,282       0.0%
    Rockwool International A.S. Class B........................................    29,610    3,923,116       0.1%
    Royal Unibrew A.S..........................................................    45,572    8,724,199       0.3%
    RTX A.S....................................................................    29,629      364,771       0.0%
*   Santa Fe Group A.S.........................................................    67,465      699,275       0.0%
    Schouw & Co................................................................    71,589    3,669,096       0.1%
    SimCorp A.S................................................................   209,269    7,228,304       0.2%
    Solar A.S. Class B.........................................................    26,813    1,317,548       0.1%
    Spar Nord Bank A.S.........................................................   360,413    3,894,488       0.1%
    Sydbank A.S................................................................   351,217   13,184,016       0.4%
    Tivoli A.S.................................................................       937      521,514       0.0%
#*  TK Development A.S.........................................................   547,584      757,543       0.0%
*   Topdanmark A.S.............................................................   491,266   14,734,245       0.4%
*   Topsil Semiconductor Matls.................................................   886,257       59,873       0.0%
#   United International Enterprises...........................................    10,218    1,799,335       0.1%
    Vestas Wind Systems A.S....................................................    19,336      877,032       0.0%
#*  Vestjysk Bank A.S..........................................................    53,413       80,989       0.0%
*   Zealand Pharma A.S.........................................................    56,474      778,256       0.0%
                                                                                          ------------       ---
TOTAL DENMARK..................................................................            168,500,403       4.8%
                                                                                          ------------       ---
FINLAND -- (6.3%)
    Afarak Group Oyj...........................................................   102,089       45,637       0.0%
    Ahlstrom Oyj...............................................................    46,794      404,409       0.0%
    Aktia Bank Oyj.............................................................    57,130      699,661       0.0%
    Alandsbanken Abp Class B...................................................    21,354      384,100       0.0%
    Alma Media Oyj.............................................................   268,739      885,080       0.0%
    Amer Sports Oyj............................................................   641,324   16,049,773       0.5%
    Apetit Oyj.................................................................    18,766      287,009       0.0%
#   Aspo Oyj...................................................................    92,762      707,030       0.0%
#   Atria Oyj..................................................................    44,898      463,030       0.0%
    BasWare Oyj................................................................    43,305    1,982,339       0.1%
*   Biotie Therapies Oyj....................................................... 1,328,788      235,894       0.0%
    Cargotec Oyj...............................................................   230,319    9,285,459       0.3%
    Caverion Corp..............................................................   522,975    5,150,107       0.2%
    Citycon Oyj................................................................ 1,437,440    4,647,804       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
FINLAND -- (Continued)
    Comptel Oyj................................................................   326,527 $   406,421       0.0%
#   Cramo Oyj..................................................................   185,070   3,438,944       0.1%
    Digia Oyj..................................................................    48,912     218,180       0.0%
#   Elektrobit Oyj.............................................................   355,564   1,572,704       0.0%
    Elisa Oyj..................................................................   734,075  22,488,593       0.7%
    F-Secure Oyj...............................................................   524,454   1,666,650       0.1%
*   Finnair Oyj................................................................   413,220   1,370,082       0.0%
*   Finnlines Oyj..............................................................   120,809   2,159,808       0.1%
#   Fiskars Oyj Abp............................................................   190,312   3,856,406       0.1%
*   GeoSentric Oyj.............................................................   244,900          --       0.0%
    Glaston Oyj Abp............................................................    46,084      26,840       0.0%
#   HKScan Oyj Class A.........................................................   142,670     787,027       0.0%
#   Huhtamaki Oyj..............................................................   457,047  14,610,757       0.4%
    Ilkka-Yhtyma Oyj...........................................................    61,503     165,370       0.0%
#   Kemira Oyj.................................................................   627,415   7,345,466       0.2%
#   Kesko Oyj Class A..........................................................       667      25,416       0.0%
    Kesko Oyj Class B..........................................................   335,156  13,694,069       0.4%
    Konecranes Oyj.............................................................   251,588   8,156,984       0.2%
#   Lassila & Tikanoja Oyj.....................................................   171,857   3,363,319       0.1%
*   Lemminkainen Oyj...........................................................    30,098     368,770       0.0%
    Metsa Board Oyj............................................................ 1,498,878   8,856,149       0.3%
    Metso Oyj..................................................................   435,774  12,387,477       0.4%
#   Munksjo Oyj................................................................    24,345     283,808       0.0%
    Neste Oil Oyj..............................................................   427,760  11,634,231       0.3%
#   Nokian Renkaat Oyj.........................................................   613,904  19,949,439       0.6%
    Okmetic Oyj................................................................    66,625     543,602       0.0%
    Olvi Oyj Class A...........................................................    68,347   1,943,242       0.1%
*   Oriola-KD Oyj Class A......................................................     6,054      27,347       0.0%
*   Oriola-KD Oyj Class B......................................................   628,439   2,835,764       0.1%
#   Orion Oyj Class A..........................................................   126,645   4,087,558       0.1%
    Orion Oyj Class B..........................................................   409,240  13,381,757       0.4%
#*  Outokumpu Oyj.............................................................. 1,055,895   6,370,894       0.2%
#   Outotec Oyj................................................................   674,728   4,714,280       0.1%
    PKC Group Oyj..............................................................   110,946   2,418,837       0.1%
    Ponsse Oy..................................................................    45,516     764,714       0.0%
#*  Poyry Oyj..................................................................   188,253     671,919       0.0%
    Raisio Oyj Class V.........................................................   548,453   2,444,109       0.1%
    Ramirent Oyj...............................................................   336,343   2,584,878       0.1%
    Rapala VMC Oyj.............................................................   109,543     620,658       0.0%
    Revenio Group Oyj..........................................................    23,248     525,117       0.0%
#   Saga Furs Oyj..............................................................    10,953     324,333       0.0%
#   Sanoma Oyj.................................................................   368,215   1,939,520       0.1%
    SRV Group Oyj..............................................................     9,181      37,377       0.0%
*   Stockmann Oyj Abp(5462371).................................................    42,474     333,791       0.0%
#*  Stockmann Oyj Abp(5462393).................................................   134,490   1,070,907       0.0%
#   Technopolis Oyj............................................................   562,359   2,580,641       0.1%
#   Teleste Oyj................................................................    51,802     410,114       0.0%
    Tieto Oyj..................................................................   295,694   7,090,846       0.2%
    Tikkurila Oyj..............................................................   190,569   3,924,996       0.1%
    Uponor Oyj.................................................................   283,661   4,368,313       0.1%
    Vaisala Oyj Class A........................................................    43,844   1,176,224       0.0%
    Valmet OYJ.................................................................   143,067   1,658,056       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
FINLAND -- (Continued)
    Viking Line Abp............................................................    10,366 $    196,639       0.0%
#   YIT Oyj....................................................................   484,437    3,419,307       0.1%
                                                                                          ------------       ---
TOTAL FINLAND..................................................................            252,525,982       7.3%
                                                                                          ------------       ---
FRANCE -- (10.4%)
    ABC Arbitrage..............................................................    24,398      136,628       0.0%
    Actia Group................................................................    48,398      354,144       0.0%
#*  Air France-KLM............................................................. 1,111,495    9,582,056       0.3%
    Akka Technologies SA.......................................................    46,502    1,455,909       0.1%
    Albioma SA.................................................................    99,556    2,078,289       0.1%
    Altamir....................................................................    78,941    1,005,094       0.0%
    Alten SA...................................................................   133,207    6,502,188       0.2%
    Altran Technologies SA.....................................................   758,536    8,259,019       0.2%
    April SA...................................................................    74,473    1,063,242       0.0%
#*  Archos.....................................................................   111,720      273,829       0.0%
    Arkema SA..................................................................    91,930    7,397,902       0.2%
    Assystem...................................................................    63,007    1,373,120       0.0%
    Aubay......................................................................    22,472      325,807       0.0%
    Audika Groupe..............................................................    22,298      442,461       0.0%
    Aurea SA...................................................................     2,850       18,677       0.0%
    Axway Software SA..........................................................    28,746      649,604       0.0%
    Bastide le Confort Medical.................................................     8,920      183,073       0.0%
#   Beneteau SA................................................................   200,368    3,141,780       0.1%
    BioMerieux.................................................................    70,634    7,620,101       0.2%
    Boiron SA..................................................................    37,494    4,175,818       0.1%
    Bollore SA................................................................. 1,042,369    5,957,186       0.2%
    Bonduelle S.C.A............................................................    75,204    2,088,333       0.1%
#   Bongrain SA................................................................    33,142    2,175,583       0.1%
    Burelle SA.................................................................     3,739    2,658,821       0.1%
#   Catering International Services............................................    14,124      324,207       0.0%
*   Cegedim SA.................................................................    21,041      778,461       0.0%
    Cegid Group................................................................    26,413    1,157,430       0.0%
#*  CGG SA.....................................................................   440,488    3,120,028       0.1%
#*  Chargeurs SA...............................................................    91,724      731,327       0.0%
    Cie des Alpes..............................................................    38,937      744,456       0.0%
*   Derichebourg SA............................................................   530,525    1,656,080       0.1%
#   Devoteam SA................................................................    26,531      709,101       0.0%
    Eiffage SA.................................................................   101,764    6,205,807       0.2%
    Electricite de Strasbourg SA...............................................    21,168    2,699,183       0.1%
#*  Eramet.....................................................................    27,915    2,296,308       0.1%
#*  Esso SA Francaise..........................................................    14,431      771,376       0.0%
*   Etablissements Maurel et Prom..............................................   415,136    3,885,337       0.1%
    Euler Hermes Group.........................................................    49,549    5,416,767       0.2%
    Eurofins Scientific SE.....................................................    46,767   13,173,549       0.4%
    Exel Industries Class A....................................................    10,330      500,876       0.0%
    Faiveley Transport SA......................................................    34,183    2,157,757       0.1%
    Faurecia...................................................................   275,868   13,076,913       0.4%
    Fimalac....................................................................    30,457    3,005,736       0.1%
    Fleury Michon SA...........................................................     5,962      356,265       0.0%
*   GameLoft SE................................................................   305,202    1,613,851       0.1%
    Gaumont SA.................................................................    13,521      690,605       0.0%
    Gaztransport Et Technigaz SA...............................................    11,013      659,018       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
FRANCE -- (Continued)
    GEA........................................................................   2,433 $   207,344       0.0%
#*  GECI International.........................................................  59,392          --       0.0%
    Gevelot SA.................................................................   3,466     504,888       0.0%
    GFI Informatique SA........................................................     868       5,927       0.0%
    GL Events..................................................................  46,718   1,016,927       0.0%
    Groupe Crit................................................................  23,459   1,260,699       0.0%
    Groupe Eurotunnel SE.......................................................  47,205     756,817       0.0%
    Groupe Flo.................................................................  35,997     107,093       0.0%
*   Groupe Fnac................................................................  30,317   1,823,786       0.1%
#   Groupe Gorge...............................................................  20,272     545,016       0.0%
*   Groupe Open................................................................  26,685     345,022       0.0%
    Guerbet....................................................................  31,641   1,343,595       0.0%
    Haulotte Group SA..........................................................  69,702   1,353,792       0.0%
#*  Hi-Media SA................................................................ 270,385     680,068       0.0%
    Ingenico...................................................................  32,342   4,058,033       0.1%
    Interparfums SA............................................................  44,048   1,515,959       0.1%
    Ipsen SA................................................................... 169,610   9,740,361       0.3%
    IPSOS...................................................................... 154,507   4,557,884       0.1%
    Jacquet Metal Service......................................................  64,275   1,363,450       0.0%
    Korian-Medica.............................................................. 187,826   6,408,684       0.2%
    Lagardere SCA.............................................................. 610,002  19,581,595       0.6%
    Lanson-BCC.................................................................   8,795     345,547       0.0%
    Laurent-Perrier............................................................  12,372   1,166,491       0.0%
#*  Le Noble Age...............................................................  20,441     431,254       0.0%
    Lectra..................................................................... 114,150   1,629,803       0.1%
    Linedata Services..........................................................   2,105      57,346       0.0%
    LISI.......................................................................  90,897   2,805,386       0.1%
    Maisons France Confort SA..................................................  15,298     549,739       0.0%
*   Manitou BF SA..............................................................  48,399     938,836       0.0%
    Manutan International......................................................  14,076     726,956       0.0%
    Mersen.....................................................................  70,493   1,926,371       0.1%
#*  METabolic EXplorer SA...................................................... 125,599     693,066       0.0%
    Metropole Television SA.................................................... 289,948   6,051,454       0.2%
    MGI Coutier................................................................  48,225     686,737       0.0%
#   Montupet...................................................................  36,225   2,553,137       0.1%
#   Mr Bricolage...............................................................  30,731     441,161       0.0%
#   Naturex....................................................................  29,622   1,978,550       0.1%
    Neopost SA................................................................. 173,646   8,361,310       0.2%
#*  Nexans SA.................................................................. 166,651   6,530,385       0.2%
    Nexity SA.................................................................. 142,873   6,274,469       0.2%
    NextRadioTV................................................................  27,685     863,736       0.0%
    Norbert Dentressangle SA...................................................  20,301   4,937,651       0.2%
#*  NRJ Group..................................................................  70,145     589,867       0.0%
    Oeneo SA...................................................................  53,739     318,037       0.0%
#*  Onxeo SA...................................................................  48,958     300,203       0.0%
#*  Orco Property Group SA..................................................... 167,788      67,738       0.0%
    Orpea...................................................................... 195,864  12,901,987       0.4%
    Paris Orleans SA...........................................................   4,421     112,249       0.0%
*   Parrot SA..................................................................  46,115   1,216,425       0.0%
*   Pierre & Vacances SA.......................................................  25,491     809,762       0.0%
    Plastic Omnium SA.......................................................... 314,250   8,750,739       0.3%
    PSB Industries SA..........................................................   8,161     444,765       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
FRANCE -- (Continued)
    Rallye SA..................................................................   115,977 $  4,332,529       0.1%
#*  Recylex SA.................................................................    83,164      197,517       0.0%
    Robertet SA................................................................     3,063      691,905       0.0%
#   Rubis SCA..................................................................   183,377   12,459,355       0.4%
    Saft Groupe SA.............................................................   148,169    5,909,482       0.2%
    Samse SA...................................................................     8,068      967,085       0.0%
    Sartorius Stedim Biotech...................................................    17,594    4,483,490       0.1%
    SEB SA.....................................................................   116,297   10,769,509       0.3%
    Seche Environnement SA.....................................................    11,799      406,645       0.0%
*   Securidev SA...............................................................     2,500      103,926       0.0%
*   Sequana SA.................................................................   112,413      601,249       0.0%
    Societe d'Edition de Canal +...............................................   280,552    1,961,330       0.1%
#   Societe des Bains de Mer et du Cercle des Etrangers a Monaco...............    60,258    2,280,771       0.1%
    Societe Internationale de Plantations d'Heveas SA..........................     7,523      291,956       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA...........................     3,434      129,945       0.0%
    Societe pour l'Informatique Industrielle...................................    39,566      311,564       0.0%
#   Societe Television Francaise 1.............................................   602,110   10,523,467       0.3%
#*  SOITEC..................................................................... 1,147,080    1,089,754       0.0%
*   Solocal Group.............................................................. 5,109,939    2,855,840       0.1%
    Somfy SA...................................................................    21,025    6,348,053       0.2%
#   Sopra Steria Group.........................................................    69,780    6,162,990       0.2%
*   Spir Communication SA......................................................     4,687       71,424       0.0%
    Stallergenes SA............................................................    12,038      734,660       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA...................................    59,653      736,795       0.0%
    Stef SA....................................................................    28,166    1,738,945       0.1%
#*  Store Electronic...........................................................    12,202      156,854       0.0%
#   Sword Group................................................................    30,475      770,871       0.0%
    Synergie SA................................................................    70,320    1,767,413       0.1%
*   Technicolor SA............................................................. 1,457,048    9,885,408       0.3%
    Teleperformance............................................................   300,192   22,533,655       0.7%
    Tessi SA...................................................................     6,807      683,848       0.0%
    TFF Group..................................................................     4,849      468,091       0.0%
*   Theolia SA.................................................................   614,855      487,819       0.0%
#   Thermador Groupe...........................................................    12,626    1,111,368       0.0%
    Total Gabon................................................................     1,515      504,767       0.0%
    Touax SA...................................................................     4,773       80,578       0.0%
    Trigano SA.................................................................    46,610    1,674,153       0.1%
*   UBISOFT Entertainment......................................................   508,994    9,385,724       0.3%
    Union Financiere de France BQE SA..........................................    16,855      519,924       0.0%
    Vallourec SA...............................................................   163,984    3,866,876       0.1%
#*  Valneva SE.................................................................   218,939      956,110       0.0%
    Vetoquinol SA..............................................................    16,625      660,072       0.0%
    Vicat......................................................................    64,582    4,656,812       0.1%
    VIEL & Cie SA..............................................................   152,944      515,395       0.0%
#   Vilmorin & Cie SA..........................................................    26,220    2,193,625       0.1%
    Virbac SA..................................................................    21,608    5,623,722       0.2%
    VM Materiaux SA............................................................     6,914      187,688       0.0%
    Vranken-Pommery Monopole SA................................................    18,262      560,143       0.0%
                                                                                          ------------      ----
TOTAL FRANCE...................................................................            412,698,301      11.9%
                                                                                          ------------      ----
GERMANY -- (12.9%)
*   AAP Implantate AG..........................................................     1,361        3,864       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
GERMANY -- (Continued)
    Aareal Bank AG............................................................. 409,233 $17,601,805       0.5%
#   Adler Modemaerkte AG.......................................................  41,855     554,358       0.0%
*   ADVA Optical Networking SE................................................. 188,293   1,019,365       0.0%
#*  Air Berlin P.L.C........................................................... 167,708     233,325       0.0%
#*  Aixtron SE................................................................. 396,410   2,625,110       0.1%
*   Aligna AG.................................................................. 318,087          --       0.0%
    All for One Steeb AG.......................................................     519      26,014       0.0%
#   Allgeier SE................................................................  25,710     518,429       0.0%
    Amadeus Fire AG............................................................  25,142   2,037,775       0.1%
*   AS Creation Tapeten........................................................   7,109     214,382       0.0%
    Aurubis AG................................................................. 173,775  10,980,676       0.3%
*   Balda AG................................................................... 123,448     372,515       0.0%
    Basler AG..................................................................   2,453     141,349       0.0%
*   Bauer AG...................................................................  52,114     907,026       0.0%
    BayWa AG(5838057)..........................................................  69,874   2,620,082       0.1%
    BayWa AG(5838068)..........................................................     124       5,266       0.0%
    Bechtle AG.................................................................  77,626   5,685,085       0.2%
    Bertrandt AG...............................................................  23,558   3,110,143       0.1%
    Bijou Brigitte AG..........................................................  18,748   1,170,333       0.0%
#   Bilfinger SE............................................................... 224,500  11,211,870       0.3%
#   Biotest AG.................................................................  20,102   1,598,173       0.1%
*   BKN International AG.......................................................  33,408          --       0.0%
#   Borussia Dortmund GmbH & Co. KGaA.......................................... 397,467   1,524,254       0.1%
    CANCOM SE..................................................................  74,570   3,084,551       0.1%
    Carl Zeiss Meditec AG...................................................... 156,601   3,978,354       0.1%
    Celesio AG.................................................................  54,653   1,621,797       0.1%
    CENIT AG...................................................................  41,439     814,748       0.0%
    CENTROTEC Sustainable AG...................................................  41,865     668,507       0.0%
    Cewe Stiftung & Co. KGAA...................................................  30,523   1,986,481       0.1%
#   Comdirect Bank AG.......................................................... 173,523   1,841,246       0.1%
    CompuGroup Medical AG...................................................... 112,451   3,214,274       0.1%
*   Constantin Medien AG....................................................... 340,089     620,516       0.0%
    CropEnergies AG............................................................ 107,882     351,989       0.0%
#   CTS Eventim AG & Co. KGaA.................................................. 211,847   7,219,396       0.2%
#   Data Modul AG..............................................................  11,455     377,666       0.0%
    DEAG Deutsche Entertainment AG.............................................  10,617      70,319       0.0%
#   Delticom AG................................................................  25,140     562,947       0.0%
    Deutsche Annington Immobilien SE...........................................  25,111     842,858       0.0%
    Deutsche Beteiligungs AG...................................................  28,192     938,425       0.0%
    Deutsche Wohnen AG......................................................... 607,513  15,934,853       0.5%
    Deutz AG................................................................... 425,599   2,059,979       0.1%
*   Dialog Semiconductor P.L.C................................................. 338,103  15,244,681       0.4%
    DIC Asset AG...............................................................  13,115     132,100       0.0%
    DMG Mori Seiki AG.......................................................... 308,295  10,817,146       0.3%
    Dr Hoenle AG...............................................................  25,078     587,828       0.0%
#   Draegerwerk AG & Co. KGaA..................................................   7,725     677,473       0.0%
    Drillisch AG............................................................... 220,824  10,155,523       0.3%
    Duerr AG................................................................... 126,478  12,945,994       0.4%
    Eckert & Ziegler AG........................................................  17,297     409,394       0.0%
    Elmos Semiconductor AG.....................................................  53,117   1,019,068       0.0%
    ElringKlinger AG........................................................... 157,981   4,349,122       0.1%
    Erlus AG...................................................................   2,970     176,662       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
GERMANY -- (Continued)
#*  Euromicron AG..............................................................    32,612 $   379,447       0.0%
#*  Evotec AG.................................................................. 1,103,203   4,571,071       0.1%
    Fielmann AG................................................................    43,021   2,922,258       0.1%
*   First Sensor AG............................................................    19,888     229,882       0.0%
    Francotyp-Postalia Holding AG Class A......................................    53,729     275,690       0.0%
    Freenet AG.................................................................   638,935  20,695,198       0.6%
#   Fuchs Petrolub SE..........................................................   151,451   5,650,661       0.2%
#   Gerresheimer AG............................................................   159,109   9,005,045       0.3%
#   Gerry Weber International AG...............................................   131,165   4,287,216       0.1%
    Gesco AG...................................................................    14,489   1,189,561       0.0%
    GFK SE.....................................................................    73,939   2,829,263       0.1%
#   GFT Technologies AG........................................................    84,355   1,589,626       0.1%
    Grammer AG.................................................................    80,670   3,098,220       0.1%
    Grenkeleasing AG...........................................................    31,630   4,215,330       0.1%
*   H&R AG.....................................................................    49,117     428,738       0.0%
    Hamburger Hafen und Logistik AG............................................   120,155   2,650,125       0.1%
#*  Heidelberger Druckmaschinen AG............................................. 1,385,127   3,714,234       0.1%
    Highlight Communications AG................................................    94,846     442,779       0.0%
#   Homag Group AG.............................................................    27,126   1,065,506       0.0%
    Hornbach Baumarkt AG.......................................................     8,156     334,943       0.0%
    Indus Holding AG...........................................................   128,352   6,714,024       0.2%
#   Init Innovation In Traffic Systems AG......................................    20,102     529,794       0.0%
    Isra Vision AG.............................................................    16,451   1,076,235       0.0%
    Jenoptik AG................................................................   230,137   2,774,621       0.1%
*   Joyou AG...................................................................    19,317      89,085       0.0%
*   Kampa AG...................................................................     7,101         128       0.0%
    KION Group AG..............................................................   173,965   7,717,936       0.2%
*   Kloeckner & Co. SE.........................................................   503,288   4,814,345       0.1%
*   Koenig & Bauer AG..........................................................    63,239   1,468,713       0.1%
*   Kontron AG.................................................................   257,780   1,454,893       0.1%
    Krones AG..................................................................    71,264   7,864,785       0.2%
    KSB AG.....................................................................     3,466   1,776,153       0.1%
#   KUKA AG....................................................................   132,997   9,448,289       0.3%
    KWS Saat SE................................................................    15,949   4,813,544       0.1%
    LANXESS AG.................................................................   291,702  15,569,479       0.5%
    LEG Immobilien AG..........................................................   154,275  11,969,770       0.4%
    Leifheit AG................................................................    12,090     651,423       0.0%
#   Leoni AG...................................................................   165,624  10,606,668       0.3%
#   LPKF Laser & Electronics AG................................................   112,621   1,320,278       0.0%
#*  Manz AG....................................................................    14,979   1,442,836       0.0%
*   MasterFlex SE..............................................................    19,347     152,492       0.0%
*   Mediclin AG................................................................   112,901     445,401       0.0%
#*  Medigene AG................................................................    49,009     604,466       0.0%
    MLP AG.....................................................................   215,215     919,940       0.0%
#   Mobotix AG.................................................................    13,963     184,246       0.0%
    MTU Aero Engines AG........................................................   239,900  23,583,738       0.7%
    Muehlbauer Holding AG......................................................    14,905     315,433       0.0%
    MVV Energie AG.............................................................    81,261   2,094,435       0.1%
    Nemetschek AG..............................................................    25,133   3,267,250       0.1%
    Nexus AG...................................................................    48,934     967,102       0.0%
*   Nordex SE..................................................................   291,682   6,243,051       0.2%
    Norma Group SE.............................................................   165,564   8,794,371       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
GERMANY -- (Continued)
#   OHB SE.....................................................................  34,489 $   762,038       0.0%
    Osram Licht AG............................................................. 173,532   9,142,335       0.3%
*   Patrizia Immobilien AG..................................................... 183,942   3,623,347       0.1%
    Pfeiffer Vacuum Technology AG..............................................  52,813   4,921,727       0.1%
#   PNE Wind AG................................................................ 367,537     903,612       0.0%
    Progress-Werk Oberkirch AG.................................................   7,571     348,211       0.0%
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie..  27,232     361,499       0.0%
#   Puma SE....................................................................   8,815   1,798,114       0.1%
*   PVA TePla AG...............................................................  46,019      98,322       0.0%
*   QIAGEN NV.................................................................. 135,791   3,265,151       0.1%
#   QSC AG..................................................................... 468,310     940,402       0.0%
#   R Stahl AG.................................................................  14,952     669,569       0.0%
#   Rational AG................................................................  13,346   4,703,534       0.1%
    Rheinmetall AG............................................................. 203,896  10,439,029       0.3%
    Rhoen Klinikum AG.......................................................... 253,548   7,019,524       0.2%
#   RIB Software AG............................................................  77,072   1,217,166       0.0%
#   SAF-Holland SA............................................................. 238,921   3,617,270       0.1%
    Salzgitter AG.............................................................. 186,190   6,351,078       0.2%
#   Schaltbau Holding AG.......................................................  24,963   1,477,199       0.1%
    Schloss Wachenheim AG......................................................   7,479     109,090       0.0%
*   SER Systems AG.............................................................   9,400          --       0.0%
#*  SGL Carbon SE.............................................................. 283,980   4,604,020       0.1%
    SHW AG.....................................................................  31,386   1,395,863       0.0%
#*  Singulus Technologies AG................................................... 267,898     222,448       0.0%
    Sixt SE....................................................................  78,535   3,760,641       0.1%
#*  SKW Stahl-Metallurgie Holding AG...........................................  28,224     192,857       0.0%
#*  SMA Solar Technology AG....................................................  52,421     778,209       0.0%
#*  SMT Scharf AG..............................................................  18,103     316,741       0.0%
    Softing AG.................................................................  21,576     340,852       0.0%
    Software AG................................................................ 308,168   8,896,432       0.3%
#*  Solarworld AG..............................................................     774      12,717       0.0%
    Stada Arzneimittel AG...................................................... 288,455  10,551,349       0.3%
    STRATEC Biomedical AG......................................................  26,333   1,316,364       0.0%
    Stroeer Media SE........................................................... 114,247   4,223,970       0.1%
#   Suedzucker AG.............................................................. 356,063   5,366,628       0.2%
#   Surteco SE.................................................................   4,975     145,226       0.0%
*   Suss Microtec AG........................................................... 105,674     643,013       0.0%
    Symrise AG.................................................................  38,642   2,342,995       0.1%
    Syzygy AG..................................................................  36,606     350,784       0.0%
#   TAG Immobilien AG.......................................................... 440,859   5,644,475       0.2%
#   Takkt AG................................................................... 151,395   2,758,231       0.1%
    Technotrans AG.............................................................  32,047     517,379       0.0%
*   Tom Tailor Holding AG...................................................... 105,452   1,303,476       0.0%
#   Tomorrow Focus AG.......................................................... 114,390     681,249       0.0%
    UMS United Medical Systems International AG................................   2,245       8,366       0.0%
    USU Software AG............................................................   3,377      57,329       0.0%
*   VERBIO Vereinigte BioEnergie AG............................................     796       1,949       0.0%
#   Vossloh AG.................................................................  52,719   3,317,625       0.1%
    VTG AG.....................................................................  80,128   1,841,233       0.1%
    Wacker Neuson SE........................................................... 126,658   3,250,985       0.1%
#   Washtec AG.................................................................   6,933     162,660       0.0%
    Wincor Nixdorf AG.......................................................... 158,021   5,981,196       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
GERMANY -- (Continued)
    XING AG....................................................................    11,824 $  1,953,741       0.1%
#   Zeal Network SE............................................................    29,564    1,607,625       0.1%
                                                                                          ------------      ----
TOTAL GERMANY..................................................................            512,431,658      14.8%
                                                                                          ------------      ----
GREECE -- (0.0%)
*   Alfa Alfa Energy SA........................................................     3,810           --       0.0%
*   Alysida SA.................................................................     2,376           --       0.0%
*   Atlantic Supermarkets SA...................................................    34,730           --       0.0%
*   Babis Vovos International Construction SA..................................    21,073           --       0.0%
*   Balafas SA.................................................................    15,200           --       0.0%
*   Elektroniki Athinon SA.....................................................     7,497          758       0.0%
*   Etma Rayon SA..............................................................    11,242           --       0.0%
*   Informatics SA.............................................................     3,778           --       0.0%
*   Ipirotiki Software & Publications SA.......................................    22,110           --       0.0%
*   Lan-Net SA.................................................................    12,688           --       0.0%
*   Neorion Holdings SA........................................................    14,991           --       0.0%
*   Promota Hellas SA..........................................................     8,860           --       0.0%
*   T Bank SA..................................................................   228,007           --       0.0%
*   Themeliodomi SA............................................................    37,422           --       0.0%
                                                                                          ------------      ----
TOTAL GREECE...................................................................                    758       0.0%
                                                                                          ------------      ----
IRELAND -- (2.1%)
    Aer Lingus Group P.L.C.....................................................   752,359    1,955,104       0.1%
    C&C Group P.L.C.(B010DT8)..................................................   399,607    1,614,920       0.1%
    C&C Group P.L.C.(B011Y09).................................................. 1,077,904    4,367,747       0.1%
    Datalex P.L.C..............................................................    11,523       22,256       0.0%
    Dragon Oil P.L.C...........................................................   922,249    8,677,853       0.3%
    FBD Holdings P.L.C.........................................................   125,728    1,392,635       0.0%
    Fyffes P.L.C...............................................................   573,832      773,905       0.0%
    Glanbia P.L.C.(0066950)....................................................   700,613   13,037,498       0.4%
    Glanbia P.L.C.(4058629)....................................................    83,878    1,554,513       0.0%
    IFG Group P.L.C............................................................   302,015      654,603       0.0%
*   Independent News & Media P.L.C............................................. 1,402,250      286,674       0.0%
    Irish Continental Group P.L.C.(BLP5857)....................................   361,886    1,619,723       0.1%
    Irish Continental Group P.L.C.(BLP59W1)....................................   234,200    1,047,206       0.0%
*   Kenmare Resources P.L.C.................................................... 4,546,361      253,360       0.0%
    Kingspan Group P.L.C.......................................................   580,389   11,515,007       0.3%
    Paddy Power P.L.C.(0258810)................................................   175,221   15,624,789       0.5%
    Paddy Power P.L.C.(4828974)................................................    12,291    1,098,831       0.0%
    Smurfit Kappa Group P.L.C..................................................   546,377   16,728,135       0.5%
                                                                                          ------------      ----
TOTAL IRELAND..................................................................             82,224,759       2.4%
                                                                                          ------------      ----
ISRAEL -- (2.0%)
*   Africa Israel Investments, Ltd.............................................   603,896      566,422       0.0%
    Africa Israel Properties, Ltd..............................................    72,055    1,114,235       0.0%
    Africa Israel Residences, Ltd..............................................       594        8,611       0.0%
*   Airport City, Ltd..........................................................   155,217    1,637,051       0.1%
*   AL-ROV Israel, Ltd.........................................................    18,111      533,408       0.0%
    Albaad Massuot Yitzhak, Ltd................................................       370        6,273       0.0%
#*  Allot Communications, Ltd..................................................   103,066      900,892       0.0%
*   Alon Blue Square Israel, Ltd...............................................    76,012      182,916       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
ISRAEL -- (Continued)
*   Alrov Properties and Lodgings, Ltd.........................................    12,098 $  236,997       0.0%
    Amot Investments, Ltd......................................................   387,692  1,309,346       0.1%
    Arad, Ltd..................................................................     1,053      8,694       0.0%
*   AudioCodes, Ltd............................................................   163,675    745,180       0.0%
#   Avgol Industries 1953, Ltd.................................................   407,132    397,374       0.0%
*   Azorim-Investment Development & Construction Co., Ltd......................   380,820    272,754       0.0%
    Bayside Land Corp..........................................................     2,902    955,721       0.0%
    Big Shopping Centers, Ltd..................................................     9,959    519,982       0.0%
*   BioLine RX, Ltd............................................................   596,298    113,928       0.0%
    Blue Square Real Estate, Ltd...............................................    14,900    555,895       0.0%
*   Brack Capital Properties NV................................................     2,454    160,333       0.0%
#*  Brainsway, Ltd.............................................................    39,554    332,884       0.0%
*   Cellcom Israel, Ltd........................................................   240,677  1,107,405       0.0%
#*  Ceragon Networks, Ltd......................................................    95,438    131,353       0.0%
#*  Clal Biotechnology Industries, Ltd.........................................   174,162    222,145       0.0%
*   Clal Insurance Enterprises Holdings, Ltd...................................    88,422  1,465,173       0.1%
    Cohen Development & Industrial Buildings, Ltd..............................     2,564     58,915       0.0%
*   Compugen, Ltd..............................................................   183,598  1,190,982       0.0%
    Delek Automotive Systems, Ltd..............................................   146,381  1,775,254       0.1%
    Delta-Galil Industries, Ltd................................................    45,852  1,430,272       0.1%
    Direct Insurance Financial Investments, Ltd................................    60,191    379,936       0.0%
*   El Al Israel Airlines......................................................    77,144     18,409       0.0%
    Elbit Systems, Ltd.........................................................    53,816  4,258,614       0.1%
    Electra, Ltd...............................................................     8,000    977,775       0.0%
    Elron Electronic Industries, Ltd...........................................    62,094    297,095       0.0%
*   Energix-Renewable Energies, Ltd............................................        --         --       0.0%
*   Equital, Ltd...............................................................     7,312    111,222       0.0%
*   Evogene, Ltd...............................................................    70,559    704,077       0.0%
*   EZchip Semiconductor, Ltd..................................................   135,475  2,656,480       0.1%
    First International Bank Of Israel, Ltd....................................   112,123  1,574,257       0.1%
    FMS Enterprises Migun, Ltd.................................................    10,227    177,005       0.0%
    Formula Systems 1985, Ltd..................................................    37,517  1,022,520       0.0%
    Fox Wizel, Ltd.............................................................    17,221    406,213       0.0%
    Frutarom Industries, Ltd...................................................   169,139  7,192,674       0.2%
*   Gilat Satellite Networks, Ltd..............................................    31,961    197,121       0.0%
    Golf & Co., Ltd............................................................    74,605    227,735       0.0%
*   Hadera Paper, Ltd..........................................................    10,176    192,421       0.0%
    Harel Insurance Investments & Financial Services, Ltd......................   462,997  2,162,914       0.1%
    Industrial Buildings Corp., Ltd............................................   356,888    391,373       0.0%
*   Israel Discount Bank, Ltd. Class A......................................... 2,298,828  4,038,383       0.1%
    Israel Land Development Co., Ltd. (The)....................................    22,310     91,353       0.0%
    Ituran Location and Control, Ltd...........................................    84,608  1,938,975       0.1%
*   Jerusalem Oil Exploration..................................................    41,987  1,603,591       0.1%
#*  Kamada, Ltd................................................................   119,151    541,700       0.0%
*   Kerur Holdings, Ltd........................................................     2,133     34,996       0.0%
    Maabarot Products, Ltd.....................................................    21,999    233,577       0.0%
    Magic Software Enterprises, Ltd............................................    91,003    587,253       0.0%
    Matrix IT, Ltd.............................................................   176,473    950,877       0.0%
    Maytronics, Ltd............................................................     6,672     17,930       0.0%
#*  Mazor Robotics, Ltd........................................................   180,104  1,190,923       0.0%
    Meitav DS Investments, Ltd.................................................    38,130    115,648       0.0%
    Melisron, Ltd..............................................................    51,096  1,959,210       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
ISRAEL -- (Continued)
    Menorah Mivtachim Holdings, Ltd............................................    116,610 $ 1,155,048       0.0%
    Migdal Insurance & Financial Holding, Ltd..................................  1,435,666   1,738,352       0.1%
    Mivtach Shamir Holdings, Ltd...............................................     22,547     516,565       0.0%
*   Naphtha Israel Petroleum Corp., Ltd........................................    158,384     894,989       0.0%
    Neto ME Holdings, Ltd......................................................      5,411     333,460       0.0%
*   Nitsba Holdings 1995, Ltd..................................................    129,651   2,197,123       0.1%
*   Nova Measuring Instruments, Ltd............................................    111,079   1,257,836       0.0%
#*  Oil Refineries, Ltd........................................................  5,094,778   1,820,438       0.1%
    Osem Investments, Ltd......................................................     47,544   1,015,157       0.0%
*   Partner Communications Co., Ltd............................................    379,431     955,090       0.0%
    Paz Oil Co., Ltd...........................................................     20,315   3,107,572       0.1%
*   Perion Network, Ltd........................................................     16,455      59,240       0.0%
    Phoenix Holdings, Ltd. (The)...............................................    270,273     800,089       0.0%
*   Plasson Industries, Ltd....................................................     13,484     483,078       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd........................     32,629   1,322,446       0.1%
*   Sapiens International Corp. NV.............................................     80,760     699,251       0.0%
    Shikun & Binui, Ltd........................................................    928,938   2,084,540       0.1%
#   Shufersal, Ltd.............................................................    369,124     844,913       0.0%
*   Space Communication, Ltd...................................................     17,611     235,503       0.0%
#*  Strauss Group, Ltd.........................................................    102,586   1,826,926       0.1%
*   Summit Real Estate Holdings, Ltd...........................................     24,450     106,728       0.0%
#*  Tower Semiconductor, Ltd...................................................    219,026   3,328,788       0.1%
*   Union Bank of Israel.......................................................    126,346     428,636       0.0%
                                                                                           -----------       ---
TOTAL ISRAEL...................................................................             81,404,420       2.3%
                                                                                           -----------       ---
ITALY -- (9.1%)
    A2A SpA....................................................................  5,771,689   6,648,877       0.2%
    ACEA SpA...................................................................    271,523   3,655,774       0.1%
*   Aeffe SpA..................................................................    167,738     444,227       0.0%
    Alerion Cleanpower SpA.....................................................    119,152     402,386       0.0%
    Amplifon SpA...............................................................    440,675   3,432,415       0.1%
    Ansaldo STS SpA............................................................    567,271   6,030,576       0.2%
#*  Arnoldo Mondadori Editore SpA..............................................    694,646     857,543       0.0%
    Ascopiave SpA..............................................................    351,354     931,922       0.0%
#   Astaldi SpA................................................................    250,433   2,177,131       0.1%
*   Autogrill SpA..............................................................    538,862   5,153,818       0.2%
    Azimut Holding SpA.........................................................    509,670  14,960,192       0.4%
#*  Banca Carige SpA........................................................... 14,427,172   1,176,476       0.0%
    Banca Finnat Euramerica SpA................................................    616,149     360,153       0.0%
    Banca Generali SpA.........................................................    242,909   8,152,569       0.2%
    Banca IFIS SpA.............................................................     98,990   2,031,032       0.1%
#*  Banca Monte dei Paschi di Siena SpA........................................  3,615,339   2,228,165       0.1%
*   Banca Popolare dell'Emilia Romagna SC......................................  2,429,723  19,986,485       0.6%
#*  Banca Popolare dell'Etruria e del Lazio SC.................................  1,058,027     692,607       0.0%
*   Banca Popolare di Milano Scarl............................................. 21,133,583  21,776,614       0.6%
    Banca Popolare di Sondrio SCARL............................................  1,940,449   8,806,814       0.3%
    Banca Profilo SpA..........................................................  1,063,385     396,387       0.0%
#   Banco di Desio e della Brianza SpA.........................................    224,677     793,180       0.0%
*   Banco Popolare SC..........................................................    123,709   1,955,768       0.1%
*   BasicNet SpA...............................................................    163,532     686,723       0.0%
#*  Beghelli SpA...............................................................    403,187     211,908       0.0%
    Biesse SpA.................................................................     52,233     842,047       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
ITALY -- (Continued)
    Brembo SpA.................................................................   156,827 $ 6,273,494       0.2%
*   Brioschi Sviluppo Immobiliare SpA..........................................   174,780      20,364       0.0%
#   Brunello Cucinelli SpA.....................................................    97,526   1,809,619       0.1%
#   Buzzi Unicem SpA...........................................................   359,769   5,790,520       0.2%
    Cairo Communication SpA....................................................   130,659     759,965       0.0%
*   Caltagirone Editore SpA....................................................     6,277       5,783       0.0%
#*  Carraro SpA................................................................   113,633     274,724       0.0%
    Cembre SpA.................................................................    39,007     630,874       0.0%
    Cementir Holding SpA.......................................................   325,211   2,293,338       0.1%
*   CIR-Compagnie Industriali Riunite SpA...................................... 1,860,505   2,224,818       0.1%
    Credito Emiliano SpA.......................................................   397,014   3,311,923       0.1%
*   Credito Valtellinese SC.................................................... 5,524,874   6,894,742       0.2%
#   d'Amico International Shipping SA..........................................   700,368     478,113       0.0%
    Danieli & C Officine Meccaniche SpA........................................    64,484   1,569,025       0.1%
    Datalogic SpA..............................................................   101,262   1,314,264       0.0%
    Davide Campari-Milano SpA.................................................. 1,385,660  10,716,396       0.3%
    De' Longhi.................................................................   266,518   6,011,136       0.2%
*   DeA Capital SpA............................................................   233,245     497,982       0.0%
*   Delclima...................................................................   230,295     613,893       0.0%
    DiaSorin SpA...............................................................   103,830   4,740,122       0.1%
*   Ei Towers SpA..............................................................    82,958   5,025,508       0.2%
    El.En. SpA.................................................................    11,798     486,704       0.0%
    Elica SpA..................................................................     4,665      11,286       0.0%
    Engineering SpA............................................................    23,445   1,464,139       0.0%
    ERG SpA....................................................................   254,752   3,662,149       0.1%
    Esprinet SpA...............................................................   145,490   1,398,357       0.0%
#*  Eurotech SpA...............................................................   148,337     332,592       0.0%
    Falck Renewables SpA.......................................................   501,521     661,111       0.0%
#*  Fiera Milano SpA...........................................................    28,158     215,180       0.0%
*   Finmeccanica SpA........................................................... 1,780,003  22,710,893       0.7%
    FNM SpA....................................................................   649,404     479,345       0.0%
    Gas Plus SpA...............................................................    14,596      65,697       0.0%
#*  Geox SpA...................................................................   377,829   1,380,616       0.0%
*   Gruppo Editoriale L'Espresso SpA...........................................   648,259     849,617       0.0%
    Gruppo MutuiOnline SpA.....................................................    67,393     565,810       0.0%
    Hera SpA................................................................... 2,897,771   7,643,844       0.2%
*   IMMSI SpA..................................................................   719,146     503,034       0.0%
    Industria Macchine Automatiche SpA.........................................    56,703   2,887,100       0.1%
*   Intek Group SpA............................................................ 1,599,937     647,489       0.0%
    Interpump Group SpA........................................................   345,836   5,815,826       0.2%
    Iren SpA................................................................... 2,398,010   3,520,406       0.1%
    Italcementi SpA............................................................   921,839   6,568,407       0.2%
    Italmobiliare SpA..........................................................    45,336   1,480,124       0.1%
#*  Juventus Football Club SpA................................................. 1,857,497     634,669       0.0%
    La Doria SpA...............................................................    32,472     474,157       0.0%
*   Landi Renzo SpA............................................................   203,171     246,872       0.0%
#*  Maire Tecnimont SpA........................................................   537,966   1,610,341       0.1%
    MARR SpA...................................................................   163,332   3,280,840       0.1%
*   Mediaset SpA............................................................... 2,550,189  13,106,979       0.4%
    Nice SpA...................................................................    71,162     249,756       0.0%
#   Piaggio & C SpA............................................................   820,678   2,489,184       0.1%
#*  Prelios SpA................................................................    67,017      33,680       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
ITALY -- (Continued)
    Prima Industrie SpA........................................................    15,358 $    325,145       0.0%
    Prysmian SpA...............................................................   991,595   20,221,631       0.6%
#*  RCS MediaGroup SpA......................................................... 1,025,850    1,410,784       0.0%
    Recordati SpA..............................................................   442,201    8,811,229       0.3%
*   Reno de Medici SpA.........................................................   840,050      371,980       0.0%
    Reply SpA..................................................................    21,983    2,352,773       0.1%
#*  Retelit SpA................................................................   513,158      346,914       0.0%
*   Richard-Ginori 1735 SpA....................................................     8,489           --       0.0%
    Sabaf SpA..................................................................    25,688      356,250       0.0%
    SAES Getters SpA...........................................................    30,068      282,369       0.0%
#*  Safilo Group SpA...........................................................   152,766    2,222,263       0.1%
#*  Saipem SpA.................................................................   259,378    3,438,893       0.1%
*   Salini Impregilo SpA.......................................................   937,261    4,089,752       0.1%
    Salvatore Ferragamo SpA....................................................   193,748    6,024,908       0.2%
*   Saras SpA.................................................................. 1,214,805    2,355,448       0.1%
    SAVE SpA...................................................................    79,494    1,166,206       0.0%
    Servizi Italia SpA.........................................................    34,833      195,836       0.0%
#*  Snai SpA...................................................................   117,457      206,769       0.0%
    Societa Cattolica di Assicurazioni SCRL....................................   592,931    5,065,579       0.2%
    Societa Iniziative Autostradali e Servizi SpA..............................   311,463    3,597,193       0.1%
#*  Sogefi SpA.................................................................   243,264      811,615       0.0%
    SOL SpA....................................................................   161,050    1,415,565       0.0%
*   Sorin SpA.................................................................. 1,650,876    5,196,295       0.2%
    Tamburi Investment Partners SpA............................................    37,478      148,764       0.0%
*   Telecom Italia Media SpA...................................................    20,639       24,014       0.0%
#*  Tiscali SpA................................................................ 7,838,883      586,435       0.0%
#   Tod's SpA..................................................................    57,255    5,253,131       0.2%
    Trevi Finanziaria Industriale SpA..........................................   351,628    1,026,197       0.0%
#   TXT e-solutions SpA........................................................    25,766      265,491       0.0%
*   Uni Land SpA...............................................................    51,835           --       0.0%
    Unipol Gruppo Finanziario SpA..............................................   938,354    4,922,768       0.1%
    UnipolSai SpA..............................................................    21,320       59,660       0.0%
    Vianini Lavori SpA.........................................................   169,434    1,105,333       0.0%
    Vittoria Assicurazioni SpA.................................................   118,450    1,291,147       0.0%
*   World Duty Free SpA........................................................   544,560    6,079,091       0.2%
#*  Yoox SpA...................................................................   255,106    8,035,846       0.2%
    Zignago Vetro SpA..........................................................   142,878      887,967       0.0%
                                                                                          ------------      ----
TOTAL ITALY....................................................................            361,475,837      10.4%
                                                                                          ------------      ----
NETHERLANDS -- (5.1%)
    Aalberts Industries NV.....................................................   551,102   17,085,640       0.5%
#   Accell Group...............................................................   126,758    2,369,981       0.1%
*   AFC Ajax NV................................................................    18,134      191,115       0.0%
*   AMG Advanced Metallurgical Group NV........................................   155,390    1,618,315       0.0%
    Amsterdam Commodities NV...................................................    91,572    2,596,723       0.1%
#*  APERAM SA..................................................................   270,393   10,308,387       0.3%
    Arcadis NV.................................................................   345,157   10,925,605       0.3%
#   ASM International NV.......................................................   290,828   14,120,267       0.4%
*   Atag Group NV..............................................................     4,630           --       0.0%
#*  Ballast Nedam NV...........................................................    16,152       33,800       0.0%
    BE Semiconductor Industries NV.............................................   162,042    4,621,823       0.1%
    Beter Bed Holding NV.......................................................    99,987    2,578,960       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
NETHERLANDS -- (Continued)
    BinckBank NV...............................................................   309,146 $  3,098,500       0.1%
#   Brunel International NV....................................................   103,416    2,120,732       0.1%
    Corbion NV.................................................................   324,369    7,408,037       0.2%
    Delta Lloyd NV............................................................. 1,039,486   19,657,852       0.6%
    DOCdata NV.................................................................    22,707      544,795       0.0%
    Fugro NV...................................................................   280,445    8,065,572       0.2%
*   Galapagos NV...............................................................   148,075    6,235,988       0.2%
*   Grontmij NV................................................................   351,560    1,556,002       0.0%
#*  Heijmans NV................................................................   105,501    1,410,235       0.0%
    Hunter Douglas NV..........................................................     8,530      415,165       0.0%
    KAS Bank NV................................................................    80,799    1,095,948       0.0%
#   Kendrion NV................................................................    65,618    2,051,274       0.1%
*   Koninklijke BAM Groep NV................................................... 1,401,173    5,840,908       0.2%
#   Koninklijke Ten Cate NV....................................................   164,774    3,836,199       0.1%
#*  Macintosh Retail Group NV..................................................    53,398      157,481       0.0%
*   Mota-Engil Africa NV.......................................................    28,150      220,709       0.0%
#   Nederland Apparatenfabriek.................................................    27,865      996,811       0.0%
*   Ordina NV..................................................................   400,436      771,320       0.0%
*   PostNL NV.................................................................. 2,511,108   12,470,397       0.4%
#*  Royal Imtech NV............................................................   213,179    1,140,280       0.0%
*   SBM Offshore NV............................................................   936,863   12,098,520       0.4%
    Sligro Food Group NV.......................................................   132,136    5,098,892       0.2%
#*  SNS Reaal NV...............................................................   705,718           --       0.0%
*   Telegraaf Media Groep NV...................................................   170,034    1,112,029       0.0%
    TKH Group NV...............................................................   210,757    7,820,438       0.2%
#   TNT Express NV............................................................. 2,208,848   18,854,878       0.5%
*   TomTom NV..................................................................   575,952    5,111,438       0.2%
    USG People NV..............................................................   388,987    5,282,457       0.2%
    Van Lanschot NV............................................................     8,152      178,013       0.0%
    Wessanen...................................................................   469,148    3,997,505       0.1%
                                                                                          ------------       ---
TOTAL NETHERLANDS..............................................................            205,098,991       5.9%
                                                                                          ------------       ---
NORWAY -- (2.4%)
    ABG Sundal Collier Holding ASA............................................. 1,766,651    1,269,945       0.0%
    AF Gruppen ASA.............................................................    13,667      189,115       0.0%
#*  Akastor ASA................................................................   620,072    1,209,984       0.0%
#   Aker ASA Class A...........................................................    34,220      770,681       0.0%
#   American Shipping ASA......................................................   196,875      829,929       0.0%
#*  Archer, Ltd................................................................ 1,340,112      497,288       0.0%
    Arendals Fossekompani A.S..................................................        90       23,350       0.0%
#   Atea ASA...................................................................   330,693    3,689,134       0.1%
    Austevoll Seafood ASA......................................................   425,892    2,477,064       0.1%
    Bakkafrost P/F.............................................................   165,514    3,886,918       0.1%
#*  Bionor Pharma ASA..........................................................   671,325      256,914       0.0%
#*  Biotec Pharmacon ASA.......................................................   139,685      296,849       0.0%
    Bonheur ASA................................................................    65,866      584,664       0.0%
    BW Offshore, Ltd........................................................... 1,620,464    1,207,243       0.0%
    Deep Sea Supply P.L.C......................................................   708,301      381,223       0.0%
#*  Det Norske Oljeselskap ASA.................................................   465,731    3,412,575       0.1%
#*  DNO ASA.................................................................... 1,027,022    1,936,228       0.1%
#*  DOF ASA....................................................................   203,869      237,515       0.0%
#*  Dolphin Group A.S..........................................................   921,376      273,326       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
NORWAY -- (Continued)
    Ekornes ASA................................................................    111,584 $ 1,570,646       0.1%
#*  Electromagnetic GeoServices ASA............................................    934,875     372,136       0.0%
    Farstad Shipping ASA.......................................................     63,512     315,304       0.0%
#   Fred Olsen Energy ASA......................................................    124,661   1,120,210       0.0%
#*  Frontline, Ltd.............................................................    393,090   1,011,050       0.0%
    Ganger Rolf ASA............................................................     56,880     517,063       0.0%
#*  Golden Ocean Group, Ltd....................................................    187,153     920,889       0.0%
*   Grieg Seafood ASA..........................................................    176,846     659,211       0.0%
*   Havila Shipping ASA........................................................      1,511       2,067       0.0%
#   Hexagon Composites ASA.....................................................    315,350   1,015,875       0.0%
#   Hoegh LNG Holdings, Ltd....................................................    183,008   2,466,517       0.1%
*   Kongsberg Automotive ASA...................................................  1,995,646   1,660,224       0.1%
    Kvaerner ASA...............................................................    780,964     612,313       0.0%
    Leroy Seafood Group ASA....................................................     82,700   2,743,698       0.1%
#*  Nordic Semiconductor ASA...................................................    561,248   4,276,084       0.1%
#*  Norske Skogindustrier ASA..................................................    709,859     407,580       0.0%
#*  Norwegian Air Shuttle ASA..................................................    143,679   6,016,887       0.2%
*   Odfjell SE Class A.........................................................    134,257     376,854       0.0%
    Olav Thon Eiendomsselskap ASA..............................................    124,305   2,722,556       0.1%
#   Opera Software ASA.........................................................    514,924   5,011,155       0.2%
#*  Panoro Energy ASA..........................................................  1,223,751     190,251       0.0%
#   Petroleum Geo-Services ASA.................................................    806,174   5,352,799       0.2%
#*  PhotoCure ASA..............................................................     52,582     244,937       0.0%
    Prosafe SE.................................................................  1,049,727   3,733,352       0.1%
#*  Q-Free ASA.................................................................    179,836     314,239       0.0%
#*  REC Silicon ASA............................................................  9,253,539   2,583,855       0.1%
*   REC Solar ASA..............................................................    138,239   1,869,815       0.1%
    Salmar ASA.................................................................    132,386   2,149,343       0.1%
#   Sevan Marine ASA...........................................................    124,800     327,596       0.0%
#   Siem Offshore, Inc.........................................................    606,183     218,074       0.0%
    Solstad Offshore ASA.......................................................     62,524     401,826       0.0%
*   Songa Offshore.............................................................  1,562,025     350,458       0.0%
    SpareBank 1 SMN............................................................    131,684   1,176,301       0.0%
#   SpareBank 1 SR Bank ASA....................................................    128,902     955,990       0.0%
    Stolt-Nielsen, Ltd.........................................................    116,181   2,165,896       0.1%
*   Storebrand ASA.............................................................    115,237     407,443       0.0%
    Tomra Systems ASA..........................................................    647,834   6,303,898       0.2%
*   TTS Group ASA..............................................................     55,462      36,950       0.0%
#   Veidekke ASA...............................................................    383,880   4,715,949       0.1%
#   Wilh Wilhelmsen ASA........................................................    245,692   1,599,982       0.1%
    Wilh Wilhelmsen Holding ASA Class A........................................     65,124   1,570,287       0.1%
                                                                                           -----------       ---
TOTAL NORWAY...................................................................             93,897,505       2.7%
                                                                                           -----------       ---
PORTUGAL -- (1.2%)
    Altri SGPS SA..............................................................    577,518   2,476,839       0.1%
#*  Banco BPI SA...............................................................  2,207,693   3,608,675       0.1%
#*  Banco Comercial Portugues SA............................................... 86,819,213   8,645,550       0.3%
*   Banco Espirito Santo SA....................................................  4,777,921          --       0.0%
    Corticeira Amorim SGPS SA..................................................    200,623     905,587       0.0%
    EDP Renovaveis SA..........................................................    289,794   2,025,751       0.1%
    Ibersol SGPS SA............................................................     20,401     193,418       0.0%
#*  Impresa SGPS SA............................................................    187,798     197,591       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
PORTUGAL -- (Continued)
    Mota-Engil SGPS SA.........................................................    386,187 $ 1,332,154       0.1%
    NOS SGPS SA................................................................  1,025,253   7,467,674       0.2%
    Novabase SGPS SA...........................................................     65,729     179,484       0.0%
    Portucel SA................................................................    901,743   4,411,695       0.1%
#   Portugal Telecom SGPS SA...................................................  1,824,152   1,157,892       0.0%
    REN--Redes Energeticas Nacionais SGPS SA...................................  1,280,761   4,009,437       0.1%
    Semapa-Sociedade de Investimento e Gestao..................................    326,079   4,670,249       0.1%
*   Sonae Capital SGPS SA......................................................     58,125      25,371       0.0%
*   Sonae Industria SGPS SA.................................................... 45,984,629     408,320       0.0%
    Sonae SGPS SA..............................................................  4,447,452   6,183,878       0.2%
    Teixeira Duarte SA.........................................................    710,639     545,264       0.0%
                                                                                           -----------       ---
TOTAL PORTUGAL.................................................................             48,444,829       1.4%
                                                                                           -----------       ---
SPAIN -- (5.5%)
#   Abengoa SA.................................................................    204,834     707,701       0.0%
#   Abengoa SA Class B.........................................................  1,791,497   5,790,370       0.2%
*   Acciona SA.................................................................    121,019   9,155,566       0.3%
    Acerinox SA................................................................    545,877   7,965,526       0.2%
    Adveo Group International SA...............................................     54,776     778,542       0.0%
*   Almirall SA................................................................    282,999   5,335,848       0.2%
#   Atresmedia Corp de Medios de Comunicacion SA...............................    308,521   4,983,285       0.1%
*   Azkoyen SA.................................................................     64,022     218,432       0.0%
    Bankinter SA...............................................................    343,071   2,594,569       0.1%
*   Baron de Ley...............................................................     13,454   1,402,384       0.0%
    Bolsas y Mercados Espanoles SHMSF SA.......................................    400,008  17,895,102       0.5%
#*  Caja de Ahorros del Mediterraneo...........................................    116,412          --       0.0%
#*  Cementos Portland Valderrivas SA...........................................     68,410     560,830       0.0%
#   Cie Automotive SA..........................................................    207,117   3,147,468       0.1%
    Clinica Baviera SA.........................................................      3,698      32,070       0.0%
#   Construcciones y Auxiliar de Ferrocarriles SA..............................      8,056   2,809,486       0.1%
    Dinamia Capital Privado Sociedad de Capital Riesgo SA......................     20,438     184,134       0.0%
    Distribuidora Internacional de Alimentacion SA.............................    551,801   4,419,303       0.1%
    Duro Felguera SA...........................................................    401,182   1,616,623       0.1%
    Ebro Foods SA..............................................................    366,311   7,105,767       0.2%
#   Elecnor SA.................................................................    191,752   2,086,268       0.1%
    Ence Energia y Celulosa SA.................................................    959,712   3,461,748       0.1%
*   Ercros SA..................................................................    483,625     250,416       0.0%
    Faes Farma SA..............................................................  1,304,836   3,371,995       0.1%
*   Fluidra SA.................................................................    155,559     504,305       0.0%
#*  Fomento de Construcciones y Contratas SA...................................    597,752   7,666,505       0.2%
*   Gamesa Corp. Tecnologica SA................................................  1,193,955  15,966,033       0.5%
    Grupo Catalana Occidente SA................................................    197,696   6,358,484       0.2%
#*  Grupo Ezentis SA...........................................................    807,544     742,852       0.0%
#   Iberpapel Gestion SA.......................................................     36,518     630,701       0.0%
#   Indra Sistemas SA..........................................................    487,357   5,737,042       0.2%
*   Inmobiliaria Colonial SA...................................................  1,474,866   1,011,910       0.0%
    Inmobiliaria del Sur SA....................................................      2,902      34,071       0.0%
*   Jazztel P.L.C..............................................................  1,097,205  15,841,804       0.5%
    Laboratorios Farmaceuticos Rovi SA.........................................     68,607   1,172,687       0.0%
*   Mediaset Espana Comunicacion SA............................................    830,488  11,256,977       0.3%
#   Melia Hotels International SA..............................................    231,231   2,891,006       0.1%
    Miquel y Costas & Miquel SA................................................     36,394   1,328,603       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SPAIN -- (Continued)
*   NH Hotel Group SA..........................................................   907,872 $  5,285,819       0.2%
#   Obrascon Huarte Lain SA....................................................   187,597    4,351,544       0.1%
    Papeles y Cartones de Europa SA............................................   233,981    1,515,864       0.1%
*   Pescanova SA...............................................................    68,547           --       0.0%
    Prim SA....................................................................    39,424      347,522       0.0%
#*  Promotora de Informaciones SA Class A...................................... 7,964,022    2,616,046       0.1%
    Prosegur Cia de Seguridad SA............................................... 1,266,566    7,301,187       0.2%
#*  Quabit Inmobiliaria SA..................................................... 3,159,632      425,657       0.0%
#*  Realia Business SA.........................................................   503,895      415,276       0.0%
*   Sacyr SA................................................................... 1,533,954    6,887,327       0.2%
*   Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA...........    75,494        3,115       0.0%
#*  Solaria Energia y Medio Ambiente SA........................................   207,171      240,512       0.0%
    Tecnicas Reunidas SA.......................................................   148,225    6,894,472       0.2%
#*  Telecomunicaciones y Energia...............................................   146,125      235,689       0.0%
    Tubacex SA.................................................................   503,879    1,704,790       0.1%
#   Tubos Reunidos SA..........................................................   478,982      895,340       0.0%
    Vidrala SA.................................................................    80,399    3,755,926       0.1%
    Viscofan SA................................................................   223,870   14,229,050       0.4%
*   Vocento SA.................................................................   231,302      563,101       0.0%
*   Zeltia SA..................................................................   958,534    4,433,305       0.1%
                                                                                          ------------       ---
TOTAL SPAIN....................................................................            219,117,955       6.3%
                                                                                          ------------       ---
SWEDEN -- (8.1%)
    AAK AB.....................................................................   125,207    7,921,319       0.2%
#   Acando AB..................................................................   404,326      736,446       0.0%
    AddNode Group AB...........................................................    22,737      146,584       0.0%
    AddTech AB Class B.........................................................   273,182    3,592,414       0.1%
    AF AB Class B..............................................................   283,266    3,852,184       0.1%
*   Arise AB...................................................................    36,861       85,026       0.0%
#   Atrium Ljungberg AB Class B................................................    75,544    1,102,291       0.0%
    Avanza Bank Holding AB.....................................................    90,580    3,902,085       0.1%
#   Axfood AB..................................................................   366,384    5,787,998       0.2%
    B&B Tools AB Class B.......................................................   114,277    1,845,566       0.1%
*   BE Group AB................................................................   128,192       54,325       0.0%
    Beijer Alma AB.............................................................   102,778    2,306,398       0.1%
    Beijer Electronics AB......................................................    53,995      411,055       0.0%
    Beijer Ref AB Class B......................................................    67,205    1,335,034       0.0%
    Betsson AB.................................................................   147,870    6,190,644       0.2%
#   Bilia AB Class A...........................................................   109,705    3,895,158       0.1%
#   BillerudKorsnas AB.........................................................   667,144   11,548,326       0.3%
    BioGaia AB Class B.........................................................    78,153    2,141,074       0.1%
    Biotage AB.................................................................   183,176      361,166       0.0%
    Bjoern Borg AB.............................................................    83,602      351,301       0.0%
#   Bulten AB..................................................................    58,620      667,500       0.0%
    Bure Equity AB.............................................................   316,106    1,933,582       0.1%
#   Byggmax Group AB...........................................................   255,429    1,865,305       0.1%
    Castellum AB...............................................................   752,169   11,728,032       0.3%
#   Catena AB..................................................................    53,725      887,511       0.0%
    Cavotec SA.................................................................    16,457       54,598       0.0%
    Clas Ohlson AB Class B.....................................................   174,360    2,994,028       0.1%
*   Cloetta AB Class B......................................................... 1,067,829    3,289,829       0.1%
    Concentric AB..............................................................   195,958    2,772,787       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SWEDEN -- (Continued)
*   Concordia Maritime AB Class B..............................................    78,854 $   162,518       0.0%
    Corem Property Group AB Class B............................................     2,296       8,336       0.0%
*   CyberCom Group AB..........................................................   385,158     111,542       0.0%
#   Dios Fastigheter AB........................................................   165,593   1,289,711       0.0%
*   Doro AB....................................................................   109,376     566,610       0.0%
#   Duni AB....................................................................   195,109   2,974,850       0.1%
*   East Capital Explorer AB...................................................    47,726     332,407       0.0%
#   Enea AB....................................................................    63,008     684,127       0.0%
#*  Eniro AB................................................................... 1,790,180     359,318       0.0%
    Fabege AB..................................................................   646,802   9,859,729       0.3%
#   Fagerhult AB...............................................................    61,437   1,102,325       0.0%
*   Fastighets AB Balder.......................................................   270,543   4,822,494       0.1%
*   Fenix Outdoor International AG.............................................     8,198     388,238       0.0%
#   Gunnebo AB.................................................................   199,567     991,267       0.0%
    Haldex AB..................................................................   218,762   3,269,041       0.1%
#   Heba Fastighets AB Class B.................................................    42,288     487,066       0.0%
*   Hemfosa Fastigheter AB.....................................................    91,472   2,113,458       0.1%
#   Hexpol AB..................................................................   112,144  12,017,502       0.4%
    HIQ International AB.......................................................   251,474   1,281,233       0.0%
    HMS Networks AB............................................................     7,040     186,821       0.0%
    Holmen AB Class B..........................................................   264,932   8,766,054       0.3%
    Hufvudstaden AB Class A....................................................   183,268   2,533,429       0.1%
    Husqvarna AB Class B.......................................................   125,826     930,692       0.0%
    ICA Gruppen AB.............................................................     9,852     365,470       0.0%
    Industrial & Financial Systems Class B.....................................    80,438   2,784,496       0.1%
#   Indutrade AB...............................................................   120,818   5,902,188       0.2%
#   Intrum Justitia AB.........................................................   385,511  12,140,586       0.4%
#   JM AB......................................................................   360,265  10,718,608       0.3%
    KappAhl AB.................................................................   268,369   1,225,066       0.0%
#*  Karolinska Development AB Class B..........................................    90,079     129,579       0.0%
    Klovern AB Class A.........................................................   193,931     217,135       0.0%
#   Klovern AB Class B......................................................... 1,939,305   2,151,328       0.1%
#   KNOW IT AB.................................................................    73,046     478,534       0.0%
#   Kungsleden AB..............................................................   736,504   5,360,926       0.2%
    Lagercrantz AB Class B.....................................................    78,443   1,698,195       0.1%
    Lindab International AB....................................................   319,721   2,792,386       0.1%
#   Loomis AB Class B..........................................................   308,465   9,886,124       0.3%
    Meda AB Class A............................................................   288,074   4,835,435       0.1%
#*  Medivir AB Class B.........................................................   152,724   1,672,359       0.1%
#   Mekonomen AB...............................................................   112,051   2,788,002       0.1%
#   Modern Times Group AB Class B..............................................   252,862   8,408,996       0.2%
    MQ Holding AB..............................................................   124,334     593,806       0.0%
#   Mycronic AB................................................................   377,276   2,742,674       0.1%
    NCC AB Class A.............................................................    11,358     374,754       0.0%
    NCC AB Class B.............................................................   161,233   5,287,465       0.2%
    Nederman Holding AB........................................................     4,621     119,012       0.0%
#   Net Entertainment NE AB....................................................   146,096   5,523,669       0.2%
*   Net Insight AB Class B..................................................... 1,480,940     573,418       0.0%
#   New Wave Group AB Class B..................................................   198,822   1,042,856       0.0%
    Nibe Industrier AB Class B.................................................   380,773  10,142,112       0.3%
    Nobia AB...................................................................   644,291   6,974,575       0.2%
#   Nolato AB Class B..........................................................   115,584   2,774,494       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                SHARES    VALUE++    OF NET ASSETS**
                                                                                ------- ------------ ---------------
SWEDEN -- (Continued)
#   Nordnet AB Class B......................................................... 388,808 $  1,775,741       0.1%
    OEM International AB Class B...............................................  44,190      581,567       0.0%
#   Oriflame Cosmetics SA...................................................... 138,456    2,390,880       0.1%
#   Peab AB.................................................................... 784,107    6,613,067       0.2%
*   Pricer AB Class B.......................................................... 558,852      535,032       0.0%
    Proact IT Group AB.........................................................  39,943      530,265       0.0%
#   Proffice AB Class B........................................................ 263,002      662,638       0.0%
#*  Qliro Group AB............................................................. 359,530      667,525       0.0%
#   Ratos AB Class B........................................................... 898,619    6,127,307       0.2%
    Rezidor Hotel Group AB..................................................... 404,430    1,715,787       0.1%
    Saab AB Class B............................................................ 259,567    6,700,129       0.2%
    Sagax AB Class B...........................................................  48,648      336,633       0.0%
#*  SAS AB..................................................................... 730,412    1,411,459       0.0%
#*  Seamless Distribution AB...................................................  16,641       16,841       0.0%
    Sectra AB Class B..........................................................  56,162      806,336       0.0%
#   Semcon AB..................................................................  82,284      560,749       0.0%
    SkiStar AB................................................................. 108,097    1,299,377       0.0%
#*  SSAB AB Class A(B17H0S8)................................................... 807,430    4,884,517       0.1%
#*  SSAB AB Class A(BPRBWK4)................................................... 189,016    1,143,143       0.0%
*   SSAB AB Class B(B17H3F6)................................................... 341,138    1,771,747       0.1%
*   SSAB AB Class B(BPRBWM6)................................................... 515,343    2,716,997       0.1%
#   Sweco AB Class B........................................................... 185,151    2,437,365       0.1%
*   Swedish Orphan Biovitrum AB................................................ 244,711    3,932,930       0.1%
#   Swedol AB Class B..........................................................  37,176       80,023       0.0%
#   Systemair AB...............................................................  46,527      642,085       0.0%
    TradeDoubler AB............................................................ 162,154      134,806       0.0%
*   Transcom Worldwide AB......................................................  32,369      356,304       0.0%
#   Transmode AB...............................................................  73,547    1,009,363       0.0%
    Trelleborg AB Class B......................................................  36,445      714,220       0.0%
#   Tribona AB................................................................. 182,724      839,752       0.0%
    Unibet Group P.L.C......................................................... 131,046    7,682,401       0.2%
    VBG Group AB Class B.......................................................     137        2,340       0.0%
#   Vitrolife AB...............................................................  70,710    1,333,872       0.0%
    Wallenstam AB Class B...................................................... 385,977    6,507,600       0.2%
#   Wihlborgs Fastigheter AB................................................... 280,235    5,423,796       0.2%
                                                                                        ------------       ---
TOTAL SWEDEN...................................................................          323,047,176       9.3%
                                                                                        ------------       ---
SWITZERLAND -- (11.9%)
#*  AFG Arbonia-Forster Holding AG.............................................  76,510    1,632,259       0.1%
    Allreal Holding AG.........................................................  57,932    8,311,560       0.2%
#*  Alpiq Holding AG...........................................................   5,799      505,963       0.0%
    ALSO Holding AG............................................................  15,664      957,731       0.0%
    ams AG..................................................................... 372,640   20,259,450       0.6%
    APG SGA SA.................................................................   7,581    3,129,858       0.1%
    Ascom Holding AG........................................................... 207,330    3,691,369       0.1%
    Autoneum Holding AG........................................................  16,300    3,599,437       0.1%
#   Bachem Holding AG Class B..................................................  23,344    1,257,362       0.0%
    Bank Coop AG...............................................................  30,632    1,371,478       0.0%
    Banque Cantonale de Geneve.................................................   3,964    1,021,202       0.0%
    Banque Cantonale du Jura...................................................   4,442      290,402       0.0%
    Banque Cantonale Vaudoise..................................................   6,914    4,071,940       0.1%
    Basler Kantonalbank........................................................   5,896      452,832       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Belimo Holding AG..........................................................   2,151 $ 5,219,174       0.2%
    Bell AG....................................................................     367     982,900       0.0%
    Bellevue Group AG..........................................................  38,832     575,458       0.0%
#   Berner Kantonalbank AG.....................................................  22,470   4,811,887       0.1%
    BFW Liegenschaften AG......................................................     620      22,446       0.0%
    BKW AG.....................................................................  59,771   2,350,942       0.1%
    Bobst Group SA.............................................................  44,716   2,039,945       0.1%
    Bossard Holding AG Class A.................................................  32,905   3,926,529       0.1%
#   Bucher Industries AG.......................................................  32,248   8,105,461       0.2%
    Burckhardt Compression Holding AG..........................................  11,640   5,068,374       0.2%
    Burkhalter Holding AG......................................................  20,988   2,562,931       0.1%
    Calida Holding AG..........................................................  25,084     995,836       0.0%
    Carlo Gavazzi Holding AG...................................................   1,415     333,645       0.0%
    Cham Paper Holding AG......................................................   1,894     517,551       0.0%
*   Charles Voegele Holding AG.................................................  41,895     568,583       0.0%
    Cicor Technologies.........................................................   5,936     219,168       0.0%
    Cie Financiere Tradition SA................................................   8,839     628,071       0.0%
    Clariant AG................................................................  26,096     572,929       0.0%
    Coltene Holding AG.........................................................  20,312   1,796,330       0.1%
    Conzzeta AG................................................................   1,463   5,515,490       0.2%
#   Daetwyler Holding AG.......................................................  37,940   5,385,040       0.2%
    DKSH Holding AG............................................................  62,370   4,908,302       0.1%
#*  Dufry AG................................................................... 115,350  16,960,705       0.5%
    Edmond de Rothschild Suisse SA.............................................     152   2,451,413       0.1%
    EFG International AG....................................................... 269,118   3,950,109       0.1%
*   Elma Electronic AG.........................................................     233      91,157       0.0%
    Emmi AG....................................................................  12,810   4,245,230       0.1%
    Energiedienst Holding AG...................................................  68,912   2,013,923       0.1%
    Feintool International Holding AG..........................................   7,642     769,321       0.0%
    Flughafen Zuerich AG.......................................................  21,722  16,916,800       0.5%
    Forbo Holding AG...........................................................   6,853   8,299,764       0.2%
#   Galenica AG................................................................  10,976  10,248,226       0.3%
    GAM Holding AG............................................................. 914,388  20,629,496       0.6%
    Gategroup Holding AG....................................................... 140,576   4,915,640       0.1%
    Georg Fischer AG...........................................................  21,948  15,523,924       0.5%
    Gurit Holding AG...........................................................   1,955     907,866       0.0%
    Helvetia Holding AG........................................................  35,100  19,941,831       0.6%
    HOCHDORF Holding AG........................................................     323      50,680       0.0%
    Huber & Suhner AG..........................................................  64,659   2,986,955       0.1%
    Implenia AG................................................................  85,074   5,825,119       0.2%
#   Inficon Holding AG.........................................................   9,382   3,566,346       0.1%
    Interroll Holding AG.......................................................   3,111   2,068,399       0.1%
    Intershop Holding AG.......................................................   7,003   3,002,906       0.1%
    Jungfraubahn Holding AG....................................................   3,095     278,169       0.0%
    Kaba Holding AG Class B....................................................  16,338  10,730,261       0.3%
    Kardex AG..................................................................  36,063   2,160,361       0.1%
    Komax Holding AG...........................................................  18,811   3,459,553       0.1%
    Kudelski SA................................................................ 195,049   2,924,727       0.1%
    Kuoni Reisen Holding AG....................................................  19,325   6,492,719       0.2%
    LEM Holding SA.............................................................   3,773   3,343,016       0.1%
    Liechtensteinische Landesbank AG...........................................  24,030     973,702       0.0%
*   LifeWatch AG...............................................................   3,723      59,448       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SWITZERLAND -- (Continued)
    Logitech International SA..................................................   848,062 $ 12,731,375       0.4%
    Lonza Group AG.............................................................    83,673   11,830,527       0.3%
#   Luzerner Kantonalbank AG...................................................    16,828    6,526,930       0.2%
    MCH Group AG...............................................................     1,404       92,977       0.0%
    Metall Zug AG..............................................................       862    2,444,740       0.1%
#*  Meyer Burger Technology AG.................................................   395,076    2,702,048       0.1%
    Micronas Semiconductor Holding AG..........................................   149,956      913,769       0.0%
*   Mobilezone Holding AG......................................................   137,467    2,159,168       0.1%
    Mobimo Holding AG..........................................................    26,959    6,015,552       0.2%
    OC Oerlikon Corp. AG.......................................................   830,687   10,866,649       0.3%
*   Orascom Development Holding AG.............................................    60,240      935,852       0.0%
#*  Orell Fuessli Holding AG...................................................     5,028      508,977       0.0%
    Orior AG...................................................................    26,946    1,635,746       0.1%
    Panalpina Welttransport Holding AG.........................................    63,044    8,791,544       0.3%
*   Parco Industriale e Immobiliare SA.........................................       600           --       0.0%
    Phoenix Mecano AG..........................................................     2,998    1,462,365       0.0%
    PSP Swiss Property AG......................................................   143,462   13,381,066       0.4%
    Rieter Holding AG..........................................................    17,376    2,862,221       0.1%
    Romande Energie Holding SA.................................................     2,625    3,229,725       0.1%
    Schaffner Holding AG.......................................................     2,950      780,604       0.0%
*   Schmolz + Bickenbach AG.................................................... 2,457,257    2,367,643       0.1%
    Schweiter Technologies AG..................................................     4,381    3,811,427       0.1%
    Siegfried Holding AG.......................................................    21,833    3,711,213       0.1%
    St Galler Kantonalbank AG..................................................    10,472    3,995,651       0.1%
    Straumann Holding AG.......................................................    54,567   15,438,935       0.4%
#   Sulzer AG..................................................................   122,816   13,704,806       0.4%
    Swissquote Group Holding SA................................................    45,894    1,464,189       0.0%
    Tamedia AG.................................................................    14,403    2,517,034       0.1%
    Tecan Group AG.............................................................    33,317    4,427,841       0.1%
    Temenos Group AG...........................................................   318,043   11,557,721       0.3%
#*  Tornos Holding AG..........................................................    38,028      192,645       0.0%
#   U-Blox AG..................................................................    29,445    5,590,605       0.2%
*   Valartis Group AG..........................................................     1,365       17,722       0.0%
    Valiant Holding AG.........................................................    79,062    7,127,913       0.2%
    Valora Holding AG..........................................................    15,155    3,401,139       0.1%
    Vaudoise Assurances Holding SA Class B.....................................     4,983    2,792,184       0.1%
    Vetropack Holding AG.......................................................       848    1,445,850       0.0%
*   Von Roll Holding AG........................................................   250,484      306,529       0.0%
    Vontobel Holding AG........................................................   136,975    6,085,515       0.2%
    VP Bank AG.................................................................    20,871    1,757,428       0.1%
    Walliser Kantonalbank......................................................     1,393    1,093,986       0.0%
    Walter Meier AG............................................................    22,913    1,031,063       0.0%
#   Ypsomed Holding AG.........................................................     4,944      479,608       0.0%
*   Zehnder Group AG...........................................................    57,019    2,700,116       0.1%
*   Zueblin Immobilien Holding AG..............................................   261,040      311,390       0.0%
    Zug Estates Holding AG.....................................................       577      883,011       0.0%
    Zuger Kantonalbank AG......................................................       606    3,113,382       0.1%
                                                                                          ------------      ----
TOTAL SWITZERLAND..............................................................            474,645,982      13.7%
                                                                                          ------------      ----
UNITED STATES -- (0.0%)
    Ormat Technologies, Inc....................................................    34,347    1,277,266       0.0%
                                                                                          ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
TOTAL COMMON STOCKS............................................................             3,446,294,830       99.2%
                                                                                           --------------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Biotest AG.................................................................      7,497 $      628,861        0.0%
    Draegerwerk AG & Co. KGaA..................................................      7,854        906,958        0.0%
    Jungheinrich AG............................................................     71,667      5,065,523        0.2%
    Sartorius AG...............................................................      9,431      1,563,585        0.1%
    Sixt SE....................................................................      5,115        188,279        0.0%
    STO SE & Co. KGaA..........................................................      2,661        464,132        0.0%
    Villeroy & Boch AG.........................................................     34,443        508,799        0.0%
                                                                                           --------------      -----
TOTAL GERMANY..................................................................                 9,326,137        0.3%
                                                                                           --------------      -----
TOTAL PREFERRED STOCKS.........................................................                 9,326,137        0.3%
                                                                                           --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*  Intercell AG Rights........................................................    254,689             --        0.0%
*   UBM Realitaetenentwicklung AG Rights 06/05/15..............................        314             --        0.0%
                                                                                           --------------      -----
TOTAL AUSTRIA..................................................................                        --        0.0%
                                                                                           --------------      -----
BELGIUM -- (0.0%)
#*  Recticel SA Rights 05/07/15................................................    110,999        102,201        0.0%
                                                                                           --------------      -----
FRANCE -- (0.0%)
*   Euro Disney SCA Rights.....................................................    688,060             --        0.0%
#*  Euro Disney SCA Rights 05/06/15............................................     68,806            772        0.0%
                                                                                           --------------      -----
TOTAL FRANCE...................................................................                       772        0.0%
                                                                                           --------------      -----
ITALY -- (0.0%)
*   UnipolSai SpA Rights 05/15/15(BWXTV26).....................................    249,951             --        0.0%
*   UnipolSai SpA Rights 05/15/15(BWXT933).....................................    249,951             --        0.0%
                                                                                           --------------      -----
TOTAL ITALY....................................................................                        --        0.0%
                                                                                           --------------      -----
TOTAL RIGHTS/WARRANTS..........................................................                   102,973        0.0%
                                                                                           --------------      -----

                                                                                              VALUE+
                                                                                           --------------
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@ DFA Short Term Investment Fund............................................ 45,989,940    532,103,609       15.3%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,280,238,899)............................            $3,987,827,549      114.8%
                                                                                           ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                            ------------------------------------------------
                                                                             LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                                            ---------- -------------- ------- --------------
Common Stocks
   Australia...............................................................         -- $      141,148   --    $      141,148
   Austria.................................................................         --     85,070,661   --        85,070,661
   Belgium.................................................................         --    124,291,199   --       124,291,199
   Denmark.................................................................         --    168,500,403   --       168,500,403
   Finland.................................................................         --    252,525,982   --       252,525,982
   France.................................................................. $  680,068    412,018,233   --       412,698,301
   Germany.................................................................         --    512,431,658   --       512,431,658
   Greece..................................................................         --            758   --               758
   Ireland.................................................................         --     82,224,759   --        82,224,759
   Israel..................................................................         --     81,404,420   --        81,404,420
   Italy...................................................................         --    361,475,837   --       361,475,837
   Netherlands.............................................................         --    205,098,991   --       205,098,991
   Norway..................................................................    920,889     92,976,616   --        93,897,505
   Portugal................................................................         --     48,444,829   --        48,444,829
   Spain...................................................................         --    219,117,955   --       219,117,955
   Sweden..................................................................         --    323,047,176   --       323,047,176
   Switzerland.............................................................     91,157    474,554,825   --       474,645,982
   United States...........................................................  1,277,266             --   --         1,277,266
Preferred Stocks
   Germany.................................................................         --      9,326,137   --         9,326,137
Rights/Warrants
   Austria.................................................................         --             --   --                --
   Belgium.................................................................         --        102,201   --           102,201
   France..................................................................         --            772   --               772
   Italy...................................................................         --             --   --                --
   Securities Lending Collateral...........................................         --    532,103,609   --       532,103,609
                                                                            ---------- --------------   --    --------------
   TOTAL................................................................... $2,969,380 $3,984,858,169   --    $3,987,827,549
                                                                            ========== ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
COMMON STOCKS -- (92.7%)
BRAZIL -- (5.6%)
    AES Tiete SA...............................................................    76,084 $   366,159       0.0%
    AMBEV SA...................................................................   855,320   5,376,711       0.1%
    AMBEV SA ADR............................................................... 4,741,571  30,014,144       0.7%
    Banco Bradesco SA..........................................................   876,698   8,740,938       0.2%
    Banco do Brasil SA.........................................................   906,592   8,009,917       0.2%
    BB Seguridade Participacoes SA.............................................   576,354   6,743,052       0.2%
    BM&FBovespa SA............................................................. 2,442,708  10,061,238       0.2%
    BR Malls Participacoes SA..................................................   647,523   3,524,578       0.1%
#   Braskem SA Sponsored ADR...................................................   165,709   1,375,385       0.0%
    BRF SA ADR.................................................................   539,479  11,582,614       0.3%
    CCR SA..................................................................... 1,120,568   6,173,826       0.2%
    Centrais Eletricas Brasileiras SA..........................................   204,600     495,720       0.0%
#   Centrais Eletricas Brasileiras SA ADR......................................    86,923     249,469       0.0%
#   Centrais Eletricas Brasileiras SA Sponsored ADR............................   100,200     245,490       0.0%
    CETIP SA - Mercados Organizados............................................   386,800   4,435,500       0.1%
#   Cia Brasileira de Distribuicao ADR.........................................    85,830   2,878,738       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo............................   288,000   1,701,455       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR........................   178,668   1,052,354       0.0%
    Cia Energetica de Minas Gerais.............................................    87,787     423,646       0.0%
    Cia Paranaense de Energia..................................................    27,600     209,774       0.0%
    Cia Paranaense de Energia Sponsored ADR....................................    57,783     632,146       0.0%
    Cia Siderurgica Nacional SA................................................   633,652   1,697,198       0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR..................................   911,142   2,450,972       0.1%
    Cielo SA................................................................... 1,033,020  14,379,553       0.3%
*   Cosan Logistica SA.........................................................   177,069     141,046       0.0%
    Cosan SA Industria e Comercio..............................................   181,808   1,780,095       0.0%
    CPFL Energia SA............................................................   215,566   1,421,629       0.0%
#   CPFL Energia SA ADR........................................................    65,545     853,396       0.0%
    Duratex SA.................................................................   569,365   1,604,377       0.0%
    EcoRodovias Infraestrutura e Logistica SA..................................   249,477     734,450       0.0%
    Embraer SA.................................................................    29,370     229,076       0.0%
    Embraer SA ADR.............................................................   187,162   5,835,711       0.1%
    Estacio Participacoes SA...................................................   259,318   1,566,434       0.0%
*   Fibria Celulose SA Sponsored ADR...........................................   488,398   6,842,456       0.2%
    Gerdau SA..................................................................   148,832     385,300       0.0%
    Gerdau SA Sponsored ADR....................................................   577,984   1,942,026       0.1%
    Guararapes Confeccoes SA...................................................     5,356     144,879       0.0%
*   Hypermarcas SA.............................................................   466,924   3,080,851       0.1%
    Itau Unibanco Holding SA...................................................   305,889   3,521,893       0.1%
    JBS SA..................................................................... 1,555,174   8,021,177       0.2%
    Klabin SA..................................................................   996,400   6,111,443       0.1%
    Kroton Educacional SA...................................................... 1,456,499   5,317,542       0.1%
    Localiza Rent a Car SA.....................................................   244,824   2,853,754       0.1%
    Lojas Americanas SA........................................................   206,237     903,543       0.0%
    Lojas Renner SA............................................................   162,587   5,668,784       0.1%
    M Dias Branco SA...........................................................    40,100   1,151,779       0.0%
    Multiplan Empreendimentos Imobiliarios SA..................................   112,800   1,984,235       0.1%
    Natura Cosmeticos SA.......................................................   230,150   2,199,944       0.1%
*   Oi SA......................................................................   109,065     204,522       0.0%
*   Oi SA ADR(670851302).......................................................       732       1,464       0.0%
#*  Oi SA ADR(670851401).......................................................    10,789      20,823       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA.....................................................     598,900 $  2,832,548       0.1%
#*  Petroleo Brasileiro SA ADR.................................................   1,308,418   12,429,971       0.3%
    Porto Seguro SA............................................................     235,799    2,949,689       0.1%
*   Qualicorp SA...............................................................     387,373    3,188,520       0.1%
    Raia Drogasil SA...........................................................     235,900    2,677,701       0.1%
*   Rumo Logistica Operadora Multimodal SA.....................................   1,465,079      632,139       0.0%
    Souza Cruz SA..............................................................     504,313    4,603,000       0.1%
    Tim Participacoes SA.......................................................     533,613    1,709,078       0.0%
    Tim Participacoes SA ADR...................................................      63,679    1,001,034       0.0%
    Totvs SA...................................................................     128,775    1,487,797       0.0%
    Tractebel Energia SA.......................................................     188,101    2,228,781       0.1%
    Transmissora Alianca de Energia Eletrica SA................................     186,134    1,225,058       0.0%
    Ultrapar Participacoes SA..................................................     334,284    7,693,208       0.2%
    Ultrapar Participacoes SA Sponsored ADR....................................     254,308    5,808,395       0.1%
    Usinas Siderurgicas de Minas Gerais SA.....................................      39,100      217,889       0.0%
    Vale SA....................................................................     252,500    1,898,181       0.1%
#   Vale SA Sponsored ADR......................................................   1,238,400    9,510,912       0.2%
    WEG SA.....................................................................     579,650    3,087,798       0.1%
                                                                                            ------------       ---
TOTAL BRAZIL...................................................................              252,524,905       5.8%
                                                                                            ------------       ---
CANADA -- (0.0%)
    Tahoe Resources, Inc.......................................................      30,009      423,433       0.0%
                                                                                            ------------       ---
CHILE -- (1.6%)
    AES Gener SA...............................................................   2,502,183    1,460,442       0.0%
    Aguas Andinas SA Class A...................................................   3,750,936    2,208,063       0.1%
    Banco de Chile.............................................................   3,083,541      357,432       0.0%
    Banco de Chile ADR.........................................................      46,585    3,270,262       0.1%
    Banco de Credito e Inversiones.............................................      37,214    1,855,687       0.1%
    Banco Santander Chile ADR..................................................     226,796    4,946,421       0.1%
    CAP SA.....................................................................     131,403      467,328       0.0%
    Cencosud SA................................................................   1,649,276    4,273,853       0.1%
    Cencosud SA ADR............................................................       8,408       64,489       0.0%
    Cia Cervecerias Unidas SA..................................................      69,124      744,028       0.0%
#   Cia Cervecerias Unidas SA ADR..............................................      57,361    1,254,485       0.0%
    Colbun SA..................................................................   8,004,723    2,416,533       0.1%
    Corpbanca SA............................................................... 201,239,114    2,279,712       0.1%
    Corpbanca SA ADR...........................................................      30,902      523,789       0.0%
*   E.CL SA....................................................................     127,905      208,069       0.0%
    Embotelladora Andina SA Class A ADR........................................      22,244      330,101       0.0%
#   Embotelladora Andina SA Class B ADR........................................      21,587      408,210       0.0%
#   Empresa Nacional de Electricidad SA Sponsored ADR..........................     127,402    5,875,780       0.1%
    Empresas CMPC SA...........................................................   2,074,399    5,894,054       0.1%
    Empresas COPEC SA..........................................................     371,673    4,279,724       0.1%
    Enersis SA Sponsored ADR...................................................     490,872    8,722,795       0.2%
    ENTEL Chile SA.............................................................     286,929    3,234,489       0.1%
    Inversiones Aguas Metropolitanas SA........................................     466,482      760,374       0.0%
#*  Latam Airlines Group SA Sponsored ADR......................................     552,959    5,291,818       0.1%
    Molibdenos y Metales SA....................................................      15,408      111,419       0.0%
    Parque Arauco SA...........................................................     207,902      390,889       0.0%
    SACI Falabella.............................................................     822,671    6,442,295       0.2%
    Sigdo Koppers SA...........................................................     361,767      541,837       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Sponsored ADR........................    121,378 $ 2,650,896       0.1%
    Sonda SA...................................................................    625,003   1,476,546       0.0%
                                                                                           -----------       ---
TOTAL CHILE....................................................................             72,741,820       1.7%
                                                                                           -----------       ---
CHINA -- (16.3%)
#   AAC Technologies Holdings, Inc.............................................      4,500      23,783       0.0%
    Agricultural Bank of China, Ltd. Class H................................... 14,058,000   7,932,441       0.2%
    Air China, Ltd. Class H....................................................  1,142,000   1,372,972       0.0%
#*  Aluminum Corp. of China, Ltd. ADR..........................................    112,680   1,813,021       0.0%
#*  Aluminum Corp. of China, Ltd. Class H......................................    996,000     636,197       0.0%
#   Angang Steel Co., Ltd. Class H.............................................  1,422,000   1,181,706       0.0%
#   Anhui Conch Cement Co., Ltd. Class H.......................................  1,041,500   4,217,736       0.1%
    Anta Sports Products, Ltd..................................................    432,000     956,573       0.0%
    AviChina Industry & Technology Co., Ltd. Class H...........................     28,000      31,974       0.0%
    Bank of China, Ltd. Class H................................................ 56,936,100  39,012,786       0.9%
    Bank of Communications Co., Ltd. Class H...................................  5,955,515   6,112,423       0.1%
    BBMG Corp. Class H.........................................................    787,500     974,636       0.0%
    Beijing Enterprises Holdings, Ltd..........................................    518,472   4,754,849       0.1%
#   Beijing Enterprises Water Group, Ltd.......................................    928,000     795,574       0.0%
    Belle International Holdings, Ltd..........................................  3,431,000   4,403,589       0.1%
    Brilliance China Automotive Holdings, Ltd..................................  1,434,000   2,691,230       0.1%
    Byd Co., Ltd. Class H......................................................    196,386   1,185,182       0.0%
    China CITIC Bank Corp., Ltd. Class H.......................................  5,751,928   5,208,744       0.1%
#   China Coal Energy Co., Ltd. Class H........................................  4,232,777   2,766,016       0.1%
    China Communications Construction Co., Ltd. Class H........................  4,046,000   7,359,082       0.2%
    China Construction Bank Corp. Class H...................................... 61,526,590  59,725,981       1.4%
#*  China COSCO Holdings Co., Ltd. Class H.....................................  2,263,000   2,068,989       0.1%
*   China Eastern Airlines Corp., Ltd. ADR.....................................      2,200      85,206       0.0%
*   China Eastern Airlines Corp., Ltd. Class H.................................    894,000     690,329       0.0%
    China Everbright International, Ltd........................................  2,133,000   3,977,522       0.1%
    China Gas Holdings, Ltd....................................................    922,000   1,624,289       0.0%
    China Hongqiao Group, Ltd..................................................    741,000     688,919       0.0%
    China International Marine Containers Group Co., Ltd. Class H..............    338,700     914,838       0.0%
    China Life Insurance Co., Ltd. ADR.........................................    308,012  22,383,232       0.5%
    China Longyuan Power Group Corp., Ltd. Class H.............................  1,931,000   2,388,119       0.1%
    China Mengniu Dairy Co., Ltd...............................................    732,000   3,717,719       0.1%
#   China Merchants Bank Co., Ltd. Class H.....................................  3,724,554  11,251,287       0.3%
    China Merchants Holdings International Co., Ltd............................  1,003,501   4,565,465       0.1%
    China Minsheng Banking Corp., Ltd. Class H.................................  4,510,500   6,609,216       0.2%
    China Mobile, Ltd..........................................................    918,661  65,619,955       1.5%
#   China Molybdenum Co., Ltd. Class H.........................................    691,322     692,378       0.0%
    China National Building Material Co., Ltd. Class H.........................  4,867,916   5,879,467       0.1%
    China Oilfield Services, Ltd. Class H......................................  1,504,000   3,088,015       0.1%
    China Overseas Land & Investment, Ltd......................................  3,276,000  13,624,759       0.3%
    China Pacific Insurance Group Co., Ltd. Class H............................  1,149,800   6,232,214       0.1%
#   China Petroleum & Chemical Corp. ADR.......................................    132,615  12,528,111       0.3%
    China Petroleum & Chemical Corp. Class H...................................  4,626,800   4,390,674       0.1%
    China Railway Construction Corp., Ltd. Class H.............................  1,682,000   3,371,483       0.1%
    China Railway Group, Ltd. Class H..........................................  3,316,000   4,679,092       0.1%
    China Resources Cement Holdings, Ltd.......................................  2,207,335   1,400,027       0.0%
#   China Resources Enterprise, Ltd............................................  1,117,000   3,421,771       0.1%
    China Resources Gas Group, Ltd.............................................    640,000   2,234,971       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    China Resources Land, Ltd..................................................  1,972,666 $ 7,169,912       0.2%
    China Resources Power Holdings Co., Ltd....................................  1,174,000   3,556,651       0.1%
    China Shenhua Energy Co., Ltd. Class H.....................................  2,160,500   5,597,013       0.1%
*   China Shipping Container Lines Co., Ltd. Class H...........................  3,872,000   2,183,614       0.1%
#   China South City Holdings, Ltd.............................................  1,814,000     799,469       0.0%
    China Southern Airlines Co., Ltd. Class H..................................    684,000     678,376       0.0%
#   China Southern Airlines Co., Ltd. Sponsored ADR............................     12,606     618,198       0.0%
    China State Construction International Holdings, Ltd.......................  1,348,000   2,618,846       0.1%
*   China Taiping Insurance Holdings Co., Ltd..................................    760,106   2,833,628       0.1%
    China Telecom Corp., Ltd. ADR..............................................     55,758   4,136,128       0.1%
    China Telecom Corp., Ltd. Class H..........................................  3,302,000   2,450,387       0.1%
#   China Unicom Hong Kong, Ltd.(2603496)......................................    483,030   9,076,134       0.2%
    China Unicom Hong Kong, Ltd.(6263830)......................................    166,000     311,769       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H..........................  2,630,000   2,362,892       0.1%
    CITIC Securities Co., Ltd. Class H.........................................    461,000   2,045,143       0.0%
    CITIC, Ltd.................................................................  1,425,000   2,850,698       0.1%
    CNOOC, Ltd.................................................................  3,783,000   6,431,179       0.1%
#   CNOOC, Ltd. ADR............................................................    127,716  21,871,365       0.5%
    COSCO Pacific, Ltd.........................................................  1,971,502   3,106,876       0.1%
    Country Garden Holdings Co., Ltd...........................................  7,983,686   4,300,009       0.1%
    CSPC Pharmaceutical Group, Ltd.............................................    752,000     778,866       0.0%
#   CSR Corp., Ltd.............................................................  1,471,000   2,839,553       0.1%
    Datang International Power Generation Co., Ltd. Class H....................  1,570,000     922,423       0.0%
#   Dongfang Electric Corp., Ltd. Class H......................................    264,600     600,585       0.0%
    Dongfeng Motor Group Co., Ltd. Class H.....................................  1,692,000   2,811,015       0.1%
    ENN Energy Holdings, Ltd...................................................    676,000   4,865,430       0.1%
#   Evergrande Real Estate Group, Ltd.......................................... 10,898,000  10,333,075       0.2%
#   Fosun International, Ltd...................................................  1,088,441   2,712,907       0.1%
#*  GCL-Poly Energy Holdings, Ltd..............................................  5,859,814   1,764,654       0.0%
#   Geely Automobile Holdings, Ltd.............................................  3,825,000   2,156,703       0.1%
    Great Wall Motor Co., Ltd. Class H.........................................    747,500   5,671,712       0.1%
    Guangdong Investment, Ltd..................................................  1,968,000   2,919,405       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR..................................     27,717     914,938       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H...............................  1,522,259   1,640,881       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H.............     98,000     376,041       0.0%
    Guangzhou R&F Properties Co., Ltd..........................................  2,102,000   2,680,996       0.1%
    Haier Electronics Group Co., Ltd...........................................    716,000   2,045,842       0.1%
#   Hanergy Thin Film Power Group, Ltd.........................................  5,460,000   5,074,284       0.1%
    Hengan International Group Co., Ltd........................................    588,500   7,260,282       0.2%
    Huadian Power International Corp., Ltd. Class H............................  1,394,000   1,546,981       0.0%
#   Huaneng Power International, Inc. Class H..................................    810,000   1,150,826       0.0%
#   Huaneng Power International, Inc. Sponsored ADR............................     34,452   1,961,008       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H........................ 64,483,185  56,102,613       1.3%
    Jiangsu Expressway Co., Ltd. Class H.......................................    944,000   1,291,283       0.0%
    Jiangxi Copper Co., Ltd. Class H...........................................    916,000   1,890,339       0.0%
    Kunlun Energy Co., Ltd.....................................................  3,328,000   3,942,277       0.1%
    Lenovo Group, Ltd..........................................................  5,097,278   8,765,126       0.2%
    Longfor Properties Co., Ltd................................................  1,382,500   2,378,201       0.1%
    Metallurgical Corp. of China, Ltd. Class H.................................  2,475,000   1,466,936       0.0%
    New China Life Insurance Co., Ltd. Class H.................................    490,700   3,039,665       0.1%
    New World China Land, Ltd..................................................  2,520,000   1,699,376       0.0%
    Nine Dragons Paper Holdings, Ltd...........................................     15,000      12,246       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
CHINA -- (Continued)
#   PetroChina Co., Ltd. ADR...................................................   125,562 $ 16,187,453       0.4%
    PetroChina Co., Ltd. Class H............................................... 1,924,000    2,481,504       0.1%
    PICC Property & Casualty Co., Ltd. Class H................................. 2,050,132    4,547,398       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H......................... 1,337,500   19,196,585       0.4%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H....................   988,000      916,889       0.0%
#   Shanghai Electric Group Co., Ltd. Class H.................................. 1,082,000    1,103,320       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H......................   180,500      684,637       0.0%
    Shanghai Industrial Holdings, Ltd..........................................   538,274    2,146,088       0.1%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H.........................   419,300    1,302,441       0.0%
    Shenzhou International Group Holdings, Ltd.................................   412,000    1,929,775       0.0%
    Shimao Property Holdings, Ltd.............................................. 1,892,371    4,445,512       0.1%
    Sihuan Pharmaceutical Holdings Group, Ltd.................................. 2,286,000    1,300,715       0.0%
    Sino Biopharmaceutical, Ltd................................................ 2,244,000    2,559,039       0.1%
    Sino-Ocean Land Holdings, Ltd.............................................. 2,781,743    2,321,263       0.1%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H........................... 1,693,000    1,022,827       0.0%
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.....................     9,818      593,272       0.0%
    Sinopharm Group Co., Ltd. Class H..........................................   696,000    3,323,777       0.1%
    SOHO China, Ltd............................................................ 2,533,763    1,925,424       0.0%
#   Sun Art Retail Group, Ltd.................................................. 1,994,000    2,048,529       0.1%
    Tencent Holdings, Ltd...................................................... 3,916,400   80,830,072       1.8%
    Tingyi Cayman Islands Holding Corp......................................... 1,562,000    3,302,611       0.1%
    Tsingtao Brewery Co., Ltd. Class H.........................................   186,000    1,187,679       0.0%
#   Want Want China Holdings, Ltd.............................................. 4,988,000    5,477,858       0.1%
    Weichai Power Co., Ltd. Class H............................................   341,200    1,347,502       0.0%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H...................   309,400      722,018       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H...................................... 1,172,000    1,173,448       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR................................   106,215    1,056,839       0.0%
    Zhejiang Expressway Co., Ltd. Class H...................................... 1,358,000    2,167,253       0.1%
    Zhuzhou CSR Times Electric Co., Ltd. Class H...............................   302,000    2,556,315       0.1%
    Zijin Mining Group Co., Ltd. Class H....................................... 2,667,000      988,231       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.................... 1,262,200      874,375       0.0%
    ZTE Corp. Class H..........................................................   257,238      863,950       0.0%
                                                                                          ------------      ----
TOTAL CHINA....................................................................            742,483,897      16.9%
                                                                                          ------------      ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA.........................................................   211,196    2,266,234       0.1%
    Banco de Bogota SA.........................................................    30,390      802,235       0.0%
    Bancolombia SA.............................................................   233,082    2,465,855       0.1%
    Bancolombia SA Sponsored ADR...............................................   107,401    4,862,043       0.1%
    Celsia SA ESP..............................................................     6,565       13,918       0.0%
    Cementos Argos SA..........................................................   415,306    1,764,440       0.0%
*   Cemex Latam Holdings SA....................................................   138,849      775,269       0.0%
    Corp. Financiera Colombiana SA.............................................    51,792      832,760       0.0%
    Ecopetrol SA............................................................... 1,016,730      866,483       0.0%
#   Ecopetrol SA Sponsored ADR.................................................   220,479    3,774,600       0.1%
    Empresa de Energia de Bogota SA ESP........................................   980,096      699,481       0.0%
    Grupo Argos SA.............................................................     5,542       43,508       0.0%
    Grupo Aval Acciones y Valores..............................................   135,177       68,383       0.0%
    Grupo Aval Acciones y Valores ADR..........................................    34,619      350,344       0.0%
    Grupo de Inversiones Suramericana SA.......................................   118,468    1,946,615       0.1%
    Grupo Nutresa SA...........................................................   119,583    1,243,021       0.0%
    Interconexion Electrica SA ESP.............................................   552,280    1,854,845       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
COLOMBIA -- (Continued)
    Isagen SA ESP.............................................................. 1,196,598 $ 1,599,985       0.0%
                                                                                          -----------       ---
TOTAL COLOMBIA.................................................................            26,230,019       0.6%
                                                                                          -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S....................................................................   216,285   5,619,122       0.1%
    Komercni Banka A.S.........................................................     6,590   1,468,549       0.1%
    O2 Czech Republic A.S......................................................   170,826   1,402,370       0.0%
    Philip Morris CR A.S.......................................................       586     249,659       0.0%
*   Unipetrol A.S..............................................................    12,131      76,268       0.0%
                                                                                          -----------       ---
TOTAL CZECH REPUBLIC...........................................................             8,815,968       0.2%
                                                                                          -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR................................   638,346   4,406,009       0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR............................       676       2,440       0.0%
*   Global Telecom Holding SAE GDR.............................................   513,068   1,123,619       0.0%
                                                                                          -----------       ---
TOTAL EGYPT....................................................................             5,532,068       0.1%
                                                                                          -----------       ---
GREECE -- (0.4%)
    Aegean Airlines SA.........................................................    38,061     320,903       0.0%
*   Alpha Bank AE.............................................................. 5,260,851   1,843,431       0.1%
    Athens Water Supply & Sewage Co. SA (The)..................................    43,827     245,811       0.0%
*   Ellaktor SA................................................................     7,610      17,084       0.0%
*   Eurobank Ergasias SA.......................................................    33,138       5,045       0.0%
    FF Group...................................................................    34,149   1,029,719       0.0%
    Hellenic Petroleum SA......................................................   117,487     585,880       0.0%
*   Hellenic Telecommunications Organization SA................................   340,319   3,093,475       0.1%
    JUMBO SA...................................................................   168,373   1,737,439       0.0%
    Metka SA...................................................................    13,411     125,083       0.0%
    Motor Oil Hellas Corinth Refineries SA.....................................    96,253     842,834       0.0%
*   Mytilineos Holdings SA.....................................................    87,326     602,262       0.0%
*   National Bank of Greece SA................................................. 1,922,840   2,696,077       0.1%
    OPAP SA....................................................................   278,698   2,493,364       0.1%
*   Piraeus Bank SA............................................................ 2,067,592     922,762       0.0%
*   Public Power Corp. SA......................................................   144,358     971,012       0.0%
    Titan Cement Co. SA........................................................    64,108   1,616,889       0.0%
                                                                                          -----------       ---
TOTAL GREECE...................................................................            19,149,070       0.4%
                                                                                          -----------       ---
HUNGARY -- (0.3%)
*   FHB Mortgage Bank P.L.C....................................................     4,179      12,045       0.0%
*   Magyar Telekom Telecommunications P.L.C....................................   773,065   1,156,295       0.0%
    MOL Hungarian Oil & Gas P.L.C..............................................    48,538   2,700,029       0.1%
    OTP Bank P.L.C.............................................................   208,582   4,612,208       0.1%
    Richter Gedeon Nyrt........................................................   180,244   3,026,028       0.1%
                                                                                          -----------       ---
TOTAL HUNGARY..................................................................            11,506,605       0.3%
                                                                                          -----------       ---
INDIA -- (8.6%)
    ABB India, Ltd.............................................................    22,190     464,933       0.0%
    ACC, Ltd...................................................................    24,052     544,366       0.0%
    Adani Enterprises, Ltd.....................................................   260,707   2,771,600       0.1%
    Adani Ports & Special Economic Zone, Ltd...................................   458,036   2,296,539       0.1%
*   Adani Power, Ltd...........................................................   722,177     489,547       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
    Aditya Birla Nuvo, Ltd.....................................................    76,093 $ 1,888,216       0.1%
    Ambuja Cements, Ltd........................................................   849,713   3,108,768       0.1%
    Apollo Hospitals Enterprise, Ltd...........................................    70,114   1,262,751       0.0%
*   Ashok Leyland, Ltd......................................................... 1,393,577   1,527,676       0.0%
    Asian Paints, Ltd..........................................................   355,521   4,278,505       0.1%
    Aurobindo Pharma, Ltd......................................................   312,566   6,319,867       0.2%
    Axis Bank, Ltd............................................................. 1,182,537  10,597,142       0.2%
    Bajaj Auto, Ltd............................................................   131,018   3,995,575       0.1%
    Bajaj Finserv, Ltd.........................................................    45,172   1,009,866       0.0%
    Bajaj Holdings & Investment, Ltd...........................................    49,279   1,002,973       0.0%
    Bank of Baroda.............................................................   533,585   1,414,278       0.0%
    Bharat Electronics, Ltd....................................................    17,301     843,295       0.0%
    Bharat Forge, Ltd..........................................................   231,225   4,560,986       0.1%
    Bharat Heavy Electricals, Ltd..............................................   806,269   3,050,235       0.1%
    Bharat Petroleum Corp., Ltd................................................   192,861   2,317,020       0.1%
    Bharti Airtel, Ltd.........................................................   748,242   4,490,996       0.1%
    Bhushan Steel, Ltd.........................................................    68,315      66,012       0.0%
    Bosch, Ltd.................................................................     9,420   3,346,001       0.1%
    Britannia Industries, Ltd..................................................    26,712     922,683       0.0%
    Cadila Healthcare, Ltd.....................................................    67,421   1,800,030       0.0%
    Cairn India, Ltd...........................................................   655,103   2,208,420       0.1%
    Canara Bank................................................................   238,144   1,416,916       0.0%
    Cipla, Ltd.................................................................   289,271   2,900,262       0.1%
    Colgate-Palmolive India, Ltd...............................................    47,211   1,485,028       0.0%
    Container Corp. Of India, Ltd..............................................    59,759   1,538,554       0.0%
    Crompton Greaves, Ltd......................................................   168,242     444,623       0.0%
    Cummins India, Ltd.........................................................    81,976   1,107,208       0.0%
    Dabur India, Ltd...........................................................   381,940   1,512,895       0.0%
    Divi's Laboratories, Ltd...................................................    70,568   1,908,327       0.1%
    DLF, Ltd................................................................... 1,006,887   2,168,180       0.1%
    Dr Reddy's Laboratories, Ltd...............................................    53,243   2,776,171       0.1%
    Dr Reddy's Laboratories, Ltd. ADR..........................................   107,494   5,587,538       0.1%
    Eicher Motors, Ltd.........................................................     6,764   1,628,928       0.0%
    Emami, Ltd.................................................................    64,485     943,066       0.0%
*   Essar Oil, Ltd.............................................................   375,544     642,985       0.0%
    Exide Industries, Ltd......................................................   307,619     823,830       0.0%
    GAIL India, Ltd............................................................   398,117   2,261,367       0.1%
    GAIL India, Ltd. GDR.......................................................    28,791     973,559       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd...................................     8,748     856,698       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.......................................     2,636     139,284       0.0%
    Glenmark Pharmaceuticals, Ltd..............................................    83,982   1,174,342       0.0%
    Godrej Consumer Products, Ltd..............................................   125,632   2,097,377       0.1%
    Godrej Industries, Ltd.....................................................    48,714     283,356       0.0%
    Grasim Industries, Ltd.....................................................     6,300     355,443       0.0%
    Havells India, Ltd.........................................................   278,229   1,226,697       0.0%
    HCL Technologies, Ltd......................................................   753,186  10,492,019       0.2%
    HDFC Bank, Ltd............................................................. 1,530,953  23,924,123       0.6%
    Hero MotoCorp, Ltd.........................................................    91,916   3,369,808       0.1%
    Hindalco Industries, Ltd................................................... 1,549,771   3,128,349       0.1%
    Hindustan Petroleum Corp., Ltd.............................................   118,314   1,167,221       0.0%
    Hindustan Unilever, Ltd....................................................   656,817   8,841,199       0.2%
    ICICI Bank, Ltd............................................................ 1,099,920   5,771,522       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
    ICICI Bank, Ltd. Sponsored ADR............................................. 1,043,395 $11,404,307       0.3%
    Idea Cellular, Ltd......................................................... 1,389,211   3,830,259       0.1%
    IDFC, Ltd..................................................................   601,656   1,589,534       0.0%
    Indian Oil Corp., Ltd......................................................   179,125   1,019,507       0.0%
    IndusInd Bank, Ltd.........................................................   233,807   3,042,616       0.1%
    Infosys, Ltd...............................................................   440,014  13,439,946       0.3%
    Infosys, Ltd. Sponsored ADR................................................   423,944  13,133,785       0.3%
    ITC, Ltd................................................................... 2,535,353  12,883,006       0.3%
*   Jaiprakash Associates, Ltd................................................. 1,393,318     457,343       0.0%
    Jindal Steel & Power, Ltd..................................................   437,143     954,135       0.0%
    JSW Energy, Ltd............................................................   493,373     883,801       0.0%
    JSW Steel, Ltd.............................................................   232,915   3,408,286       0.1%
    Kotak Mahindra Bank, Ltd...................................................   247,382   5,181,729       0.1%
    Larsen & Toubro, Ltd.......................................................   238,802   6,149,278       0.1%
    LIC Housing Finance, Ltd...................................................    53,635     363,966       0.0%
    Lupin, Ltd.................................................................   167,887   4,692,887       0.1%
    Mahindra & Mahindra, Ltd...................................................   623,090  11,266,186       0.3%
*   Marico Kaya Enterprises, Ltd...............................................     2,327      60,376       0.0%
    Marico, Ltd................................................................   174,733   1,101,803       0.0%
    Maruti Suzuki India, Ltd...................................................    82,439   4,843,623       0.1%
    Motherson Sumi Systems, Ltd................................................   355,054   2,820,695       0.1%
    Mphasis, Ltd...............................................................    10,440      64,365       0.0%
    MRF, Ltd...................................................................       193     111,864       0.0%
    National Aluminium Co., Ltd................................................   389,816     290,754       0.0%
    Nestle India, Ltd..........................................................    21,225   2,196,022       0.1%
    NHPC, Ltd.................................................................. 1,481,537     461,292       0.0%
    NTPC, Ltd.................................................................. 1,566,722   3,694,198       0.1%
    Oil & Natural Gas Corp., Ltd...............................................   709,855   3,393,460       0.1%
    Oil India, Ltd.............................................................   151,687   1,092,389       0.0%
    Oracle Financial Services Software, Ltd....................................    20,584   1,068,577       0.0%
    Petronet LNG, Ltd..........................................................   234,560     641,317       0.0%
    Pidilite Industries, Ltd...................................................   144,452   1,283,072       0.0%
    Piramal Enterprises, Ltd...................................................    59,322     888,919       0.0%
    Power Grid Corp. of India, Ltd.............................................   896,116   2,003,321       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd................................     8,044     869,910       0.0%
*   Reliance Communications, Ltd...............................................   804,342     767,681       0.0%
    Reliance Industries, Ltd................................................... 1,163,780  15,832,506       0.4%
    Reliance Infrastructure, Ltd...............................................   122,220     798,188       0.0%
*   Reliance Power, Ltd........................................................   807,301     718,541       0.0%
    Rural Electrification Corp., Ltd...........................................    47,495     232,398       0.0%
    Sesa Sterlite, Ltd......................................................... 1,987,821   6,522,497       0.2%
    Shree Cement, Ltd..........................................................    10,489   1,680,568       0.0%
    Shriram Transport Finance Co., Ltd.........................................    76,457   1,179,084       0.0%
    Siemens, Ltd...............................................................   100,767   2,167,732       0.1%
    State Bank of India........................................................ 1,507,110   6,386,913       0.2%
    Sun Pharmaceutical Industries, Ltd.........................................   849,274  12,602,436       0.3%
    Sun TV Network, Ltd........................................................   120,543     662,056       0.0%
    Tata Consultancy Services, Ltd.............................................   534,716  20,809,187       0.5%
    Tata Motors, Ltd.(B611LV1).................................................   679,237   5,458,609       0.1%
*   Tata Motors, Ltd...........................................................    37,389     299,189       0.0%
    Tata Motors, Ltd. Sponsored ADR............................................    84,855   3,495,177       0.1%
    Tata Power Co., Ltd........................................................ 1,564,734   1,864,636       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDIA -- (Continued)
    Tata Steel, Ltd............................................................    557,363 $  3,172,544       0.1%
    Tech Mahindra, Ltd.........................................................    620,640    6,069,110       0.1%
    Titan Co., Ltd.............................................................    207,778    1,249,445       0.0%
    Torrent Pharmaceuticals, Ltd...............................................     53,498    1,014,393       0.0%
    Ultratech Cement, Ltd......................................................     48,471    2,042,901       0.1%
    United Breweries, Ltd......................................................     69,276    1,014,979       0.0%
*   United Spirits, Ltd........................................................      1,884       99,301       0.0%
    UPL, Ltd...................................................................    330,604    2,558,426       0.1%
    Wipro, Ltd.................................................................    565,538    4,781,662       0.1%
    Yes Bank, Ltd..............................................................    466,004    6,183,307       0.1%
    Zee Entertainment Enterprises, Ltd.........................................    669,182    3,288,185       0.1%
                                                                                           ------------       ---
TOTAL INDIA....................................................................             393,063,334       9.0%
                                                                                           ------------       ---
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT..............................................  9,457,000      470,313       0.0%
    Adaro Energy Tbk PT........................................................ 25,104,800    1,690,306       0.0%
    AKR Corporindo Tbk PT......................................................  2,169,800      868,577       0.0%
    Astra Agro Lestari Tbk PT..................................................  1,099,000    1,718,739       0.1%
    Astra International Tbk PT................................................. 23,646,410   12,443,490       0.3%
    Bank Central Asia Tbk PT................................................... 12,001,000   12,425,920       0.3%
    Bank Danamon Indonesia Tbk PT..............................................  5,384,779    1,647,093       0.0%
    Bank Mandiri Persero Tbk PT................................................  9,448,217    7,771,543       0.2%
    Bank Negara Indonesia Persero Tbk PT.......................................  6,617,322    3,265,760       0.1%
*   Bank Pan Indonesia Tbk PT..................................................  7,175,000      717,752       0.0%
    Bank Rakyat Indonesia Persero Tbk PT....................................... 12,911,600   11,527,476       0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT....................................    768,500      234,186       0.0%
*   Bayan Resources Tbk PT.....................................................     79,500       50,258       0.0%
    Bumi Serpong Damai Tbk PT.................................................. 10,418,800    1,492,872       0.0%
    Charoen Pokphand Indonesia Tbk PT..........................................  8,903,300    1,941,399       0.1%
    Ciputra Development Tbk PT................................................. 14,931,200    1,574,212       0.0%
*   Garuda Indonesia Persero Tbk PT............................................  5,868,900      268,765       0.0%
    Global Mediacom Tbk PT..................................................... 15,193,700    1,813,689       0.1%
    Gudang Garam Tbk PT........................................................    453,400    1,742,588       0.1%
    Holcim Indonesia Tbk PT....................................................  2,848,700      340,104       0.0%
    Indo Tambangraya Megah Tbk PT..............................................    963,400      935,438       0.0%
    Indocement Tunggal Prakarsa Tbk PT.........................................  1,647,100    2,659,936       0.1%
    Indofood CBP Sukses Makmur Tbk PT..........................................    793,200      804,991       0.0%
    Indofood Sukses Makmur Tbk PT..............................................  8,788,600    4,561,539       0.1%
*   Indosat Tbk PT.............................................................  1,720,800      530,779       0.0%
    Japfa Comfeed Indonesia Tbk PT.............................................  2,644,500      111,652       0.0%
    Jasa Marga Persero Tbk PT..................................................  1,802,000      858,508       0.0%
    Kalbe Farma Tbk PT......................................................... 26,931,600    3,723,214       0.1%
    Lippo Karawaci Tbk PT...................................................... 35,537,800    3,242,323       0.1%
    Matahari Putra Prima Tbk PT................................................  2,472,300      753,883       0.0%
    Mayora Indah Tbk PT........................................................    862,133    1,694,875       0.1%
    Media Nusantara Citra Tbk PT...............................................  9,925,500    1,684,373       0.0%
    MNC Investama Tbk PT....................................................... 13,972,500      289,703       0.0%
*   MNC Sky Vision Tbk PT......................................................    173,100       21,423       0.0%
    Pakuwon Jati Tbk PT........................................................ 36,122,900    1,216,226       0.0%
*   Panasia Indo Resources Tbk PT..............................................     75,100        3,505       0.0%
    Pembangunan Perumahan Persero Tbk PT.......................................  2,790,800      840,935       0.0%
    Perusahaan Gas Negara Persero Tbk PT....................................... 11,886,300    3,746,537       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDONESIA -- (Continued)
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT......................  5,154,700 $    563,587       0.0%
    Sawit Sumbermas Sarana Tbk PT..............................................  4,401,900      644,422       0.0%
    Semen Indonesia Persero Tbk PT.............................................  4,435,500    4,265,287       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT...............................  1,116,500      474,517       0.0%
    Sumber Alfaria Trijaya Tbk PT..............................................     40,000        1,630       0.0%
    Summarecon Agung Tbk PT.................................................... 10,262,100    1,402,041       0.0%
    Surya Citra Media Tbk PT...................................................  5,694,600    1,269,662       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT.................................  1,973,800    1,419,132       0.0%
    Telekomunikasi Indonesia Persero Tbk PT.................................... 39,175,700    7,879,067       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR......................     60,017    2,483,503       0.1%
    Tower Bersama Infrastructure Tbk PT........................................  2,454,900    1,604,570       0.0%
*   Trada Maritime Tbk PT......................................................  4,280,400       16,516       0.0%
    Unilever Indonesia Tbk PT..................................................  1,856,500    6,087,992       0.2%
    United Tractors Tbk PT.....................................................  3,147,296    5,175,039       0.1%
    Vale Indonesia Tbk PT......................................................  4,547,800      977,064       0.0%
    Waskita Karya Persero Tbk PT...............................................  2,721,100      361,064       0.0%
    Wijaya Karya Persero Tbk PT................................................  4,286,500      982,723       0.0%
    XL Axiata Tbk PT...........................................................  6,716,300    2,084,458       0.1%
                                                                                           ------------       ---
TOTAL INDONESIA................................................................             129,377,156       3.0%
                                                                                           ------------       ---
MALAYSIA -- (4.1%)
    Aeon Co. M Bhd.............................................................    927,900      844,534       0.0%
#   Affin Holdings Bhd.........................................................  1,192,000      973,554       0.0%
#   AirAsia Bhd................................................................  2,414,500    1,537,072       0.0%
    Alliance Financial Group Bhd...............................................  2,238,000    2,970,592       0.1%
#   AMMB Holdings Bhd..........................................................  3,628,859    6,590,672       0.2%
    Astro Malaysia Holdings Bhd................................................  1,993,000    1,754,716       0.0%
#   Axiata Group Bhd...........................................................  2,921,375    5,520,516       0.1%
    Batu Kawan Bhd.............................................................     92,000      469,083       0.0%
    Berjaya Land Bhd...........................................................     95,000       19,668       0.0%
    Berjaya Sports Toto Bhd....................................................    872,176      797,802       0.0%
#   BIMB Holdings Bhd..........................................................  1,089,755    1,223,396       0.0%
    Boustead Holdings Bhd......................................................    476,786      617,730       0.0%
    British American Tobacco Malaysia Bhd......................................    162,900    3,057,947       0.1%
#*  Bumi Armada Bhd............................................................  2,802,500      933,896       0.0%
#   Bursa Malaysia Bhd.........................................................    394,500      966,896       0.0%
    Cahya Mata Sarawak Bhd.....................................................    669,400      952,358       0.0%
    Carlsberg Brewery Malaysia Bhd Class B.....................................    100,900      379,215       0.0%
#   CIMB Group Holdings Bhd....................................................  5,511,013    9,116,828       0.2%
#   Dialog Group Bhd...........................................................  3,268,618    1,482,713       0.0%
    DiGi.Com Bhd...............................................................  3,359,220    5,663,144       0.1%
    DRB-Hicom Bhd..............................................................  1,198,900      631,807       0.0%
    Fraser & Neave Holdings Bhd................................................     90,500      470,650       0.0%
#   Gamuda Bhd.................................................................  1,654,900    2,428,830       0.1%
#   Genting Bhd................................................................  1,962,900    4,818,446       0.1%
#   Genting Malaysia Bhd.......................................................  3,449,200    4,157,451       0.1%
#   Genting Plantations Bhd....................................................    317,000      880,152       0.0%
    Guinness Anchor Bhd........................................................    175,200      718,325       0.0%
#   HAP Seng Consolidated Bhd..................................................  1,099,200    1,424,606       0.0%
#   Hartalega Holdings Bhd.....................................................    434,900      994,920       0.0%
    Hong Leong Bank Bhd........................................................    649,160    2,562,259       0.1%
#   Hong Leong Financial Group Bhd.............................................    514,929    2,335,259       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   IHH Healthcare Bhd.........................................................  1,936,600 $  3,214,695       0.1%
#   IJM Corp. Bhd..............................................................  3,610,681    7,435,069       0.2%
    IOI Corp. Bhd..............................................................  3,128,205    3,808,667       0.1%
#   IOI Properties Group Bhd...................................................  1,792,643    1,074,329       0.0%
    KPJ Healthcare Bhd.........................................................      9,850       11,770       0.0%
#   Kuala Lumpur Kepong Bhd....................................................    562,800    3,501,319       0.1%
#   Kulim Malaysia Bhd.........................................................    548,200      400,292       0.0%
    Lafarge Malaysia Bhd.......................................................    586,980    1,589,008       0.0%
    LPI Capital Bhd............................................................     25,950      105,605       0.0%
    Magnum Bhd.................................................................    486,300      372,408       0.0%
#   Malayan Banking Bhd........................................................  4,526,936   11,698,072       0.3%
#   Malaysia Airports Holdings Bhd.............................................    932,546    1,686,495       0.0%
#   Maxis Bhd..................................................................  2,398,100    4,663,478       0.1%
    MISC Bhd...................................................................  1,107,798    2,834,660       0.1%
#   MMC Corp. Bhd..............................................................  1,489,100    1,124,424       0.0%
    Nestle Malaysia Bhd........................................................    159,800    3,323,337       0.1%
    Oriental Holdings Bhd......................................................     39,700       87,018       0.0%
*   Parkson Holdings Bhd.......................................................    189,645      114,226       0.0%
#   Petronas Chemicals Group Bhd...............................................  2,718,900    4,470,693       0.1%
#   Petronas Dagangan Bhd......................................................    275,600    1,656,555       0.0%
#   Petronas Gas Bhd...........................................................    661,200    4,215,671       0.1%
    PPB Group Bhd..............................................................    755,700    3,250,755       0.1%
    Press Metal Bhd............................................................    126,700      100,181       0.0%
#   Public Bank Bhd............................................................  2,808,914   15,356,169       0.4%
    QL Resources Bhd...........................................................    630,900      706,972       0.0%
#   RHB Capital Bhd............................................................  1,019,781    2,257,814       0.1%
#   Sapurakencana Petroleum Bhd................................................  5,700,500    4,244,796       0.1%
*   Shell Refining Co. Federation of Malaya Bhd................................     55,900       75,504       0.0%
#   Sime Darby Bhd.............................................................  2,848,129    7,236,624       0.2%
    SP Setia Bhd Group.........................................................    656,678      627,820       0.0%
#   Sunway Bhd.................................................................  1,824,000    1,937,593       0.1%
    Telekom Malaysia Bhd.......................................................  1,104,461    2,293,374       0.1%
    Tenaga Nasional Bhd........................................................  3,057,950   12,307,451       0.3%
#   UEM Sunrise Bhd............................................................  2,331,937      841,837       0.0%
    UMW Holdings Bhd...........................................................  1,230,666    3,672,896       0.1%
    UMW Oil & Gas Corp. Bhd....................................................     30,400       18,665       0.0%
    United Plantations Bhd.....................................................     61,000      444,517       0.0%
#   Westports Holdings Bhd.....................................................  1,011,800    1,276,828       0.0%
    YTL Corp. Bhd.............................................................. 13,249,286    6,208,188       0.2%
#   YTL Power International Bhd................................................  1,851,047      830,497       0.0%
                                                                                           ------------       ---
TOTAL MALAYSIA.................................................................             188,371,309       4.3%
                                                                                           ------------       ---
MEXICO -- (4.9%)
    Alfa S.A.B. de C.V. Class A................................................  5,073,711   10,301,532       0.2%
    America Movil S.A.B. de C.V. Series L...................................... 39,883,990   41,802,539       1.0%
    America Movil S.A.B. de C.V. Series L ADR..................................     22,528      470,610       0.0%
    Arca Continental S.A.B. de C.V.............................................    758,321    4,651,648       0.1%
*   Cemex S.A.B. de C.V........................................................  5,915,864    5,710,725       0.1%
*   Cemex S.A.B. de C.V. Sponsored ADR.........................................  1,626,890   15,650,679       0.4%
    Coca-Cola Femsa S.A.B. de C.V. Series L....................................    298,900    2,390,304       0.1%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR...............................     16,027    1,280,557       0.0%
    Controladora Comercial Mexicana S.A.B. de C.V..............................    758,975    2,446,806       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
MEXICO -- (Continued)
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B.............      8,726 $      7,906       0.0%
*   El Puerto de Liverpool S.A.B. de C.V.......................................    181,160    1,996,987       0.0%
*   Fomento Economico Mexicano S.A.B. de C.V...................................  1,793,669   16,229,770       0.4%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR....................     25,918    2,345,320       0.1%
    Gruma S.A.B. de C.V. Class B...............................................    258,491    3,113,956       0.1%
    Gruma S.A.B. de C.V. Sponsored ADR.........................................      4,238      204,441       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR........................     13,041      926,563       0.0%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B....................    275,770    1,959,797       0.0%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.........................     31,732    4,587,495       0.1%
*   Grupo Bimbo S.A.B. de C.V. Series A........................................  1,800,135    4,825,939       0.1%
    Grupo Carso S.A.B. de C.V. Series A1.......................................    812,665    3,389,017       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.......................................    214,875      644,821       0.0%
    Grupo Elektra S.A.B. de C.V................................................     45,442    1,172,334       0.0%
    Grupo Financiero Banorte S.A.B. de C.V.....................................  2,056,631   11,666,575       0.3%
    Grupo Financiero Inbursa S.A.B. de C.V.....................................  2,522,247    6,025,313       0.1%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B...................  1,977,706    4,028,374       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR...............     84,444      858,795       0.0%
    Grupo Mexico S.A.B. de C.V. Series B.......................................  4,297,411   13,279,902       0.3%
*   Grupo Qumma S.A. de C.V. Series B..........................................      1,591           --       0.0%
#*  Grupo Televisa S.A.B. Series CPO...........................................  2,556,698   18,614,468       0.4%
*   Grupo Televisa S.A.B. Sponsored ADR........................................     56,214    2,046,752       0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.......  2,362,916    5,205,746       0.1%
    Industrias Penoles S.A.B. de C.V...........................................    168,442    2,854,577       0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V..............................    351,259    2,050,041       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A............................  1,894,933    4,172,261       0.1%
*   Megacable Holdings S.A.B. de C.V...........................................     29,691      123,471       0.0%
    Mexichem S.A.B. de C.V.....................................................  1,321,311    3,779,973       0.1%
#*  Minera Frisco S.A.B. de C.V................................................    783,633      648,686       0.0%
*   OHL Mexico S.A.B. de C.V...................................................  1,084,079    2,190,487       0.1%
    Organizacion Soriana S.A.B. de C.V. Class B................................  1,103,275    2,699,579       0.1%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.....................    299,137    3,431,633       0.1%
*   Savia SA Class A...........................................................    120,000           --       0.0%
    Wal-Mart de Mexico S.A.B. de C.V...........................................  5,695,705   13,402,096       0.3%
                                                                                           ------------       ---
TOTAL MEXICO...................................................................             223,188,475       5.1%
                                                                                           ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR.................................................      6,659       52,939       0.0%
    Cia de Minas Buenaventura SAA ADR..........................................    139,674    1,561,555       0.0%
    Credicorp, Ltd.............................................................     74,731   11,400,214       0.3%
    Grana y Montero SAA Sponsored ADR..........................................     46,347      371,703       0.0%
                                                                                           ------------       ---
TOTAL PERU.....................................................................              13,386,411       0.3%
                                                                                           ------------       ---
PHILIPPINES -- (1.5%)
    Aboitiz Equity Ventures, Inc...............................................  1,896,710    2,409,028       0.1%
    Aboitiz Power Corp.........................................................  1,495,200    1,439,501       0.0%
    Alliance Global Group, Inc.................................................  5,222,200    2,967,794       0.1%
    Ayala Corp.................................................................    167,047    2,921,033       0.1%
    Ayala Land, Inc............................................................  6,357,518    5,500,139       0.1%
    Bank of the Philippine Islands.............................................    853,133    1,937,691       0.0%
    BDO Unibank, Inc...........................................................  1,681,261    4,111,461       0.1%
    DMCI Holdings, Inc.........................................................  7,892,900    2,656,013       0.1%
    Energy Development Corp.................................................... 20,970,700    3,803,318       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    First Gen Corp.............................................................     49,300 $    31,032       0.0%
*   Fwbc Holdings, Inc.........................................................  2,006,957          --       0.0%
    Globe Telecom, Inc.........................................................     44,825   2,191,537       0.1%
    International Container Terminal Services, Inc.............................    840,480   2,073,092       0.1%
    JG Summit Holdings, Inc....................................................    986,470   1,580,166       0.0%
    Jollibee Foods Corp........................................................    477,720   2,131,805       0.1%
    LT Group, Inc..............................................................  2,006,800     669,976       0.0%
    Manila Electric Co.........................................................    174,370   1,019,212       0.0%
    Megaworld Corp............................................................. 21,354,800   2,531,709       0.1%
    Metro Pacific Investments Corp............................................. 17,836,600   1,811,162       0.0%
    Metropolitan Bank & Trust Co...............................................    856,505   1,785,472       0.0%
    Petron Corp................................................................    490,283     108,293       0.0%
    Philippine Long Distance Telephone Co......................................     81,380   5,106,447       0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR.......................     46,381   2,988,792       0.1%
*   Philippine National Bank...................................................    435,098     755,856       0.0%
    Puregold Price Club, Inc...................................................  1,246,700   1,109,632       0.0%
    Robinsons Land Corp........................................................  2,752,700   1,848,363       0.0%
    Robinsons Retail Holdings, Inc.............................................    126,910     248,036       0.0%
    San Miguel Corp............................................................    832,070   1,278,601       0.0%
    Semirara Mining and Power Corp.............................................    356,700   1,324,881       0.0%
    SM Investments Corp........................................................    180,142   3,639,345       0.1%
    SM Prime Holdings, Inc.....................................................  5,480,410   2,291,686       0.1%
*   Top Frontier Investment Holdings, Inc......................................     42,789      95,345       0.0%
*   Travellers International Hotel Group, Inc..................................     75,600      11,446       0.0%
    Universal Robina Corp......................................................    948,030   4,623,156       0.1%
                                                                                           -----------       ---
TOTAL PHILIPPINES..............................................................             69,001,020       1.6%
                                                                                           -----------       ---
POLAND -- (1.8%)
*   Alior Bank SA..............................................................     57,482   1,402,693       0.1%
    Asseco Poland SA...........................................................      8,070     135,953       0.0%
    Bank Handlowy w Warszawie SA...............................................     40,721   1,287,753       0.0%
    Bank Millennium SA.........................................................    661,824   1,344,058       0.0%
#   Bank Pekao SA..............................................................     83,555   4,343,082       0.1%
    Bank Zachodni WBK SA.......................................................     33,452   3,454,258       0.1%
#   CCC SA.....................................................................     20,480   1,081,781       0.0%
    Cyfrowy Polsat SA..........................................................    126,403     881,212       0.0%
    Enea SA....................................................................    261,553   1,183,180       0.0%
    Eurocash SA................................................................    112,176   1,137,787       0.0%
*   Getin Noble Bank SA........................................................  1,281,667     636,332       0.0%
    Grupa Azoty SA.............................................................     44,755   1,020,232       0.0%
*   Grupa Lotos SA.............................................................    130,031   1,110,497       0.0%
    Grupa Zywiec SA............................................................      7,702     819,871       0.0%
    ING Bank Slaski SA.........................................................     31,842   1,254,938       0.0%
*   Jastrzebska Spolka Weglowa SA..............................................     24,323      96,906       0.0%
    KGHM Polska Miedz SA.......................................................    376,746  13,209,656       0.3%
    LPP SA.....................................................................        759   1,612,123       0.1%
#   mBank SA...................................................................     18,307   2,367,693       0.1%
    Orange Polska SA...........................................................    952,055   2,696,789       0.1%
    PGE Polska Grupa Energetyczna SA...........................................  1,124,561   6,470,888       0.2%
    Polski Koncern Naftowy Orlen SA............................................    499,304   9,482,567       0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA.................................  1,531,290   2,761,999       0.1%
    Powszechna Kasa Oszczednosci Bank Polski SA................................  1,006,833  10,068,771       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
POLAND -- (Continued)
    Powszechny Zaklad Ubezpieczen SA...........................................    69,701 $ 9,090,738       0.2%
    Synthos SA.................................................................   712,436     933,088       0.0%
    Tauron Polska Energia SA................................................... 2,120,002   2,835,471       0.1%
*   TVN SA.....................................................................   165,282     780,355       0.0%
                                                                                          -----------       ---
TOTAL POLAND...................................................................            83,500,671       1.9%
                                                                                          -----------       ---
RUSSIA -- (2.2%)
    Eurasia Drilling Co., Ltd. GDR.............................................   115,795   2,291,610       0.1%
    Gazprom OAO Sponsored ADR.................................................. 5,965,736  34,952,937       0.8%
*   Globaltrans Investment P.L.C. GDR..........................................    28,394     140,550       0.0%
    Lukoil OAO Sponsored ADR...................................................   266,454  13,630,589       0.3%
    Magnitogorsk Iron & Steel Works OJSC GDR...................................   148,750     552,585       0.0%
    MegaFon OAO GDR............................................................    27,790     471,369       0.0%
    MMC Norilsk Nickel OJSC ADR................................................   295,317   5,563,046       0.1%
    Novolipetsk Steel OJSC GDR.................................................    92,776   1,224,929       0.0%
    Novorossiysk Commercial Sea Port PJSC GDR..................................     5,853      11,701       0.0%
    O'Key Group SA GDR.........................................................    28,418      86,185       0.0%
    Phosagro OAO GDR...........................................................    51,527     628,108       0.0%
    Rosneft OAO GDR............................................................   732,210   3,612,878       0.1%
    Rostelecom OJSC Sponsored ADR..............................................    59,257     556,096       0.0%
    RusHydro JSC ADR........................................................... 1,421,369   1,710,218       0.0%
    Sberbank of Russia Sponsored ADR........................................... 1,429,666   8,485,452       0.2%
    Severstal PAO GDR..........................................................   213,156   2,362,937       0.1%
    Tatneft OAO Sponsored ADR..................................................   266,980   9,157,981       0.2%
    TMK OAO GDR................................................................    29,680     120,285       0.0%
    Uralkali PJSC GDR..........................................................   240,379   3,535,467       0.1%
    VimpelCom, Ltd.............................................................   323,701   1,835,385       0.1%
    VTB Bank OJSC GDR.......................................................... 2,093,133   5,177,004       0.1%
*   X5 Retail Group NV GDR.....................................................    79,227   1,604,004       0.0%
                                                                                          -----------       ---
TOTAL RUSSIA...................................................................            97,711,316       2.2%
                                                                                          -----------       ---
SOUTH AFRICA -- (8.4%)
*   African Bank Investments, Ltd..............................................   709,671       6,935       0.0%
    African Rainbow Minerals, Ltd..............................................   152,350   1,390,021       0.0%
*   Anglo American Platinum, Ltd...............................................    84,005   2,320,199       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR......................................   949,938  10,762,798       0.3%
    Aspen Pharmacare Holdings, Ltd.............................................   301,111   9,156,651       0.2%
#   Assore, Ltd................................................................    27,269     263,761       0.0%
    AVI, Ltd...................................................................   247,747   1,697,724       0.0%
    Barclays Africa Group, Ltd.................................................   500,918   8,023,734       0.2%
    Barloworld, Ltd............................................................   240,601   1,919,392       0.1%
    Bidvest Group, Ltd. (The)..................................................   576,359  15,621,670       0.4%
    Capitec Bank Holdings, Ltd.................................................    67,026   3,155,995       0.1%
    Coronation Fund Managers, Ltd..............................................   291,608   2,228,034       0.1%
    Discovery, Ltd.............................................................   622,566   6,908,944       0.2%
    Distell Group, Ltd.........................................................    35,300     477,165       0.0%
#   Exxaro Resources, Ltd......................................................   201,416   1,648,812       0.0%
    FirstRand, Ltd............................................................. 3,475,911  16,604,749       0.4%
    Foschini Group, Ltd. (The).................................................   344,696   5,103,732       0.1%
#   Gold Fields, Ltd. Sponsored ADR............................................ 2,019,615   9,229,641       0.2%
*   Impala Platinum Holdings, Ltd..............................................   729,925   4,062,392       0.1%
    Imperial Holdings, Ltd.....................................................   368,550   6,171,859       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Investec, Ltd..............................................................   520,652 $  4,950,652       0.1%
#   Kumba Iron Ore, Ltd........................................................   105,932    1,428,795       0.0%
    Liberty Holdings, Ltd......................................................   307,899    4,293,870       0.1%
    Life Healthcare Group Holdings, Ltd........................................ 1,481,922    5,089,589       0.1%
    Massmart Holdings, Ltd.....................................................   156,506    1,967,974       0.1%
    Mediclinic International, Ltd..............................................   453,949    4,807,037       0.1%
    MMI Holdings, Ltd.......................................................... 2,130,015    6,060,321       0.1%
    Mondi, Ltd.................................................................   243,323    4,906,513       0.1%
    Mr Price Group, Ltd........................................................   310,236    6,623,572       0.2%
    MTN Group, Ltd............................................................. 1,959,760   39,349,851       0.9%
    Nampak, Ltd................................................................   904,286    3,238,564       0.1%
    Naspers, Ltd. Class N......................................................   330,032   51,777,327       1.2%
    Nedbank Group, Ltd.........................................................   423,592    9,149,321       0.2%
    Netcare, Ltd............................................................... 2,226,268    7,787,968       0.2%
    Pick n Pay Stores, Ltd.....................................................   272,605    1,305,214       0.0%
    Pioneer Foods, Ltd.........................................................    81,657    1,275,848       0.0%
    PSG Group, Ltd.............................................................   103,595    1,700,912       0.0%
    Sanlam, Ltd................................................................ 2,058,901   13,316,179       0.3%
    Santam, Ltd................................................................    27,273      533,589       0.0%
    Sasol, Ltd.................................................................    35,602    1,433,460       0.0%
    Sasol, Ltd. Sponsored ADR..................................................   609,116   24,516,919       0.6%
    Shoprite Holdings, Ltd.....................................................   651,490    9,321,474       0.2%
    Spar Group, Ltd. (The).....................................................    31,563      505,548       0.0%
    Standard Bank Group, Ltd................................................... 1,306,010   19,143,405       0.4%
#   Steinhoff International Holdings, Ltd...................................... 3,065,957   19,454,345       0.4%
*   Telkom SA SOC, Ltd.........................................................   576,327    3,961,811       0.1%
    Tiger Brands, Ltd..........................................................   254,605    6,626,657       0.2%
    Truworths International, Ltd...............................................   722,758    5,267,751       0.1%
    Tsogo Sun Holdings, Ltd....................................................   311,671      723,493       0.0%
#   Vodacom Group, Ltd.........................................................   434,885    5,421,914       0.1%
    Woolworths Holdings, Ltd................................................... 1,191,310    8,961,927       0.2%
                                                                                          ------------       ---
TOTAL SOUTH AFRICA.............................................................            381,656,008       8.7%
                                                                                          ------------       ---
SOUTH KOREA -- (14.5%)
    Amorepacific Corp..........................................................     2,451    8,880,288       0.2%
    AMOREPACIFIC Group.........................................................     2,841    4,319,804       0.1%
    BNK Financial Group, Inc...................................................   298,807    4,467,055       0.1%
#*  Celltrion, Inc.............................................................    63,129    5,026,049       0.1%
#*  Cheil Worldwide, Inc.......................................................    87,060    1,859,822       0.0%
    CJ CheilJedang Corp........................................................    14,806    5,758,009       0.1%
    CJ Corp....................................................................    29,629    5,267,550       0.1%
*   CJ Korea Express Co., Ltd..................................................     5,587    1,065,786       0.0%
    CJ O Shopping Co., Ltd.....................................................       821      183,660       0.0%
    Coway Co., Ltd.............................................................    60,374    5,070,372       0.1%
#   Daelim Industrial Co., Ltd.................................................    45,506    3,504,550       0.1%
#*  Daewoo Engineering & Construction Co., Ltd.................................   133,508      883,902       0.0%
#   Daewoo International Corp..................................................    35,239    1,028,021       0.0%
    Daewoo Securities Co., Ltd.................................................   303,432    4,735,949       0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd..........................   157,160    2,641,769       0.1%
    Dongbu Insurance Co., Ltd..................................................    85,809    4,360,947       0.1%
    Dongsuh Co., Inc...........................................................     9,436      292,582       0.0%
#   Doosan Corp.                                                                   23,998    2,779,603       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Doosan Heavy Industries & Construction Co., Ltd............................ 115,996 $ 3,291,032       0.1%
#*  Doosan Infracore Co., Ltd.................................................. 247,603   2,736,476       0.1%
    E-Mart Co., Ltd............................................................  26,314   5,421,078       0.1%
#   Grand Korea Leisure Co., Ltd...............................................  34,247   1,225,617       0.0%
#*  GS Engineering & Construction Corp.........................................  78,050   2,331,464       0.1%
    GS Holdings Corp...........................................................  82,906   3,867,416       0.1%
    GS retail Co., Ltd.........................................................   3,240     117,165       0.0%
    Halla Holdings Corp........................................................   8,573     552,154       0.0%
    Halla Visteon Climate Control Corp.........................................  35,000   1,313,114       0.0%
    Hana Financial Group, Inc.................................................. 460,897  13,566,907       0.3%
    Hanjin Kal Corp............................................................  14,767     452,172       0.0%
    Hankook Tire Co., Ltd...................................................... 117,381   4,932,951       0.1%
    Hanssem Co., Ltd...........................................................   8,887   1,639,923       0.0%
    Hanwha Chemical Corp....................................................... 160,888   2,565,392       0.1%
    Hanwha Corp................................................................  84,014   3,299,160       0.1%
    Hanwha Life Insurance Co., Ltd............................................. 289,042   2,136,813       0.1%
#   Hite Jinro Co., Ltd........................................................  22,640     479,290       0.0%
    Hotel Shilla Co., Ltd......................................................  29,607   2,947,419       0.1%
    Hyosung Corp...............................................................  58,732   6,496,245       0.1%
    Hyundai Department Store Co., Ltd..........................................  23,205   3,149,928       0.1%
    Hyundai Development Co.....................................................  57,555   3,063,652       0.1%
    Hyundai Engineering & Construction Co., Ltd................................  95,193   4,579,859       0.1%
    Hyundai Glovis Co., Ltd....................................................  14,315   3,140,085       0.1%
    Hyundai Greenfood Co., Ltd.................................................   1,081      19,061       0.0%
#*  Hyundai Heavy Industries Co., Ltd..........................................  66,482   8,637,949       0.2%
    Hyundai Marine & Fire Insurance Co., Ltd................................... 150,823   4,020,173       0.1%
    Hyundai Mobis Co., Ltd.....................................................  57,294  12,597,686       0.3%
    Hyundai Motor Co........................................................... 164,981  25,892,299       0.6%
    Hyundai Steel Co........................................................... 139,869  10,223,269       0.2%
    Hyundai Wia Corp...........................................................  17,495   2,479,021       0.1%
    Industrial Bank of Korea................................................... 343,071   4,713,764       0.1%
    Kangwon Land, Inc..........................................................  84,783   2,890,111       0.1%
    KB Financial Group, Inc.................................................... 243,886   9,300,423       0.2%
    KB Financial Group, Inc. ADR...............................................  97,918   3,733,613       0.1%
#   KCC Corp...................................................................   4,339   2,223,982       0.1%
    KEPCO Engineering & Construction Co., Inc..................................   8,507     330,027       0.0%
    KEPCO Plant Service & Engineering Co., Ltd.................................  18,686   1,693,654       0.0%
    Kia Motors Corp............................................................ 216,063   9,956,567       0.2%
#   Korea Aerospace Industries, Ltd............................................  34,130   2,084,908       0.0%
    Korea Electric Power Corp.................................................. 212,510   9,240,769       0.2%
    Korea Electric Power Corp. Sponsored ADR...................................  50,809   1,094,426       0.0%
    Korea Gas Corp.............................................................  39,393   1,699,036       0.0%
    Korea Investment Holdings Co., Ltd.........................................  48,748   3,121,197       0.1%
    Korea Zinc Co., Ltd........................................................   5,840   2,600,866       0.1%
*   KT Corp....................................................................  68,477   2,024,177       0.0%
#*  KT Corp. Sponsored ADR..................................................... 101,505   1,478,928       0.0%
    KT&G Corp..................................................................  93,994   8,324,068       0.2%
#   Kumho Petrochemical Co., Ltd...............................................  15,006   1,201,956       0.0%
*   Kwangju Bank...............................................................  26,713     199,085       0.0%
*   Kyongnam Bank..............................................................  40,823     385,532       0.0%
    LG Chem, Ltd...............................................................  35,613   8,996,137       0.2%
    LG Corp....................................................................  96,394   5,981,174       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                SHARES    VALUE++    OF NET ASSETS**
                                                                                ------- ------------ ---------------
SOUTH KOREA -- (Continued)
    LG Display Co., Ltd........................................................ 234,662 $  6,498,515       0.2%
#   LG Display Co., Ltd. ADR................................................... 559,975    7,738,854       0.2%
#   LG Electronics, Inc........................................................ 226,536   12,738,765       0.3%
    LG Household & Health Care, Ltd............................................  10,987    8,072,138       0.2%
    LG Innotek Co., Ltd........................................................  26,669    2,475,973       0.1%
    LG Uplus Corp.............................................................. 443,109    4,432,919       0.1%
    Lotte Chemical Corp........................................................  13,829    3,208,245       0.1%
#   Lotte Chilsung Beverage Co., Ltd...........................................     456    1,008,801       0.0%
    Lotte Confectionery Co., Ltd...............................................     362      629,692       0.0%
    Lotte Shopping Co., Ltd....................................................  14,539    3,506,340       0.1%
    LS Corp....................................................................  21,498    1,080,757       0.0%
    LS Industrial Systems Co., Ltd.............................................   3,013      166,041       0.0%
#   Macquarie Korea Infrastructure Fund........................................ 441,221    3,257,855       0.1%
    Mando Corp.................................................................   9,354    1,297,423       0.0%
    Medy-Tox, Inc..............................................................   2,519      870,825       0.0%
    Mirae Asset Securities Co., Ltd............................................  21,932    1,209,669       0.0%
#   NAVER Corp.................................................................  31,665   19,147,137       0.4%
#   NCSoft Corp................................................................  10,873    2,071,213       0.0%
    NH Investment & Securities Co., Ltd........................................ 176,033    2,437,098       0.1%
#   OCI Co., Ltd...............................................................  28,258    2,604,449       0.1%
    Orion Corp.................................................................   3,321    3,878,802       0.1%
    Ottogi Corp................................................................     213      139,906       0.0%
#   Paradise Co., Ltd..........................................................  22,276      516,801       0.0%
    POSCO......................................................................  47,828   11,266,535       0.3%
    POSCO ADR..................................................................  37,570    2,219,636       0.1%
#   S-1 Corp...................................................................  12,617      940,533       0.0%
#   S-Oil Corp.................................................................  52,028    3,544,884       0.1%
    Samsung C&T Corp........................................................... 125,129    6,645,206       0.2%
    Samsung Card Co., Ltd......................................................  23,720      907,650       0.0%
#   Samsung Electro-Mechanics Co., Ltd.........................................  76,717    4,814,436       0.1%
    Samsung Electronics Co., Ltd...............................................  82,708  108,500,799       2.5%
    Samsung Electronics Co., Ltd. GDR..........................................  49,372   32,377,547       0.7%
#*  Samsung Engineering Co., Ltd...............................................  20,417      735,391       0.0%
    Samsung Fire & Marine Insurance Co., Ltd...................................  45,706   12,041,846       0.3%
#   Samsung Heavy Industries Co., Ltd.......................................... 200,347    3,374,576       0.1%
    Samsung Life Insurance Co., Ltd............................................  50,397    4,929,446       0.1%
    Samsung SDI Co., Ltd.......................................................  71,201    7,926,919       0.2%
    Samsung Securities Co., Ltd................................................  78,841    4,790,730       0.1%
*   Samsung Techwin Co., Ltd...................................................  34,401      883,579       0.0%
#*  Seoul Semiconductor Co., Ltd...............................................  18,042      325,176       0.0%
#   Shinhan Financial Group Co., Ltd........................................... 344,099   14,241,620       0.3%
    Shinhan Financial Group Co., Ltd. ADR......................................  86,082    3,612,001       0.1%
    Shinsegae Co., Ltd.........................................................   8,494    1,593,713       0.0%
    SK C&C Co., Ltd............................................................   9,931    2,350,351       0.1%
    SK Holdings Co., Ltd.......................................................  78,528   13,521,610       0.3%
    SK Hynix, Inc.............................................................. 658,214   28,161,721       0.6%
*   SK Innovation Co., Ltd.....................................................  78,040    8,541,860       0.2%
    SK Networks Co., Ltd....................................................... 116,251      859,237       0.0%
    SK Telecom Co., Ltd........................................................   9,328    2,499,651       0.1%
    Woori Bank................................................................. 416,192    4,157,620       0.1%
    Woori Bank Sponsored ADR...................................................   1,026       30,441       0.0%
#   Young Poong Corp...........................................................     326      401,035       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Youngone Corp..............................................................     20,576 $  1,259,426       0.0%
    Yuhan Corp.................................................................      3,033      653,445       0.0%
                                                                                           ------------      ----
TOTAL SOUTH KOREA..............................................................             659,671,726      15.0%
                                                                                           ------------      ----
SPAIN -- (0.0%)
    Banco Santander SA Sponsored ADR...........................................    236,732    1,780,222       0.0%
                                                                                           ------------      ----
TAIWAN -- (14.5%)
#*  Acer, Inc..................................................................  4,589,811    3,001,327       0.1%
#   Advanced Semiconductor Engineering, Inc....................................  5,559,929    7,884,672       0.2%
    Advanced Semiconductor Engineering, Inc. ADR...............................     77,739      554,279       0.0%
    Advantech Co., Ltd.........................................................    333,254    2,745,265       0.1%
#   Airtac International Group.................................................    117,000      956,419       0.0%
#   Asia Cement Corp...........................................................  3,322,758    4,201,629       0.1%
    Asustek Computer, Inc......................................................    832,180    8,816,408       0.2%
#   AU Optronics Corp.......................................................... 19,099,873    9,585,204       0.2%
#   AU Optronics Corp. Sponsored ADR...........................................    326,626    1,639,663       0.0%
    Catcher Technology Co., Ltd................................................    866,429   10,138,818       0.2%
    Cathay Financial Holding Co., Ltd..........................................  5,627,450    9,831,292       0.2%
#   Cathay Real Estate Development Co., Ltd....................................    797,000      499,963       0.0%
#   Chang Hwa Commercial Bank..................................................  7,059,963    4,313,692       0.1%
#   Cheng Shin Rubber Industry Co., Ltd........................................  2,150,965    5,147,767       0.1%
    Cheng Uei Precision Industry Co., Ltd......................................    384,109      755,334       0.0%
#   Chicony Electronics Co., Ltd...............................................    824,871    2,371,899       0.1%
*   China Airlines, Ltd........................................................  6,297,536    3,348,950       0.1%
    China Development Financial Holding Corp................................... 20,735,121    8,638,887       0.2%
    China Life Insurance Co., Ltd..............................................  3,586,176    3,796,160       0.1%
    China Motor Corp...........................................................    649,000      550,427       0.0%
#*  China Petrochemical Development Corp.......................................  1,219,613      457,949       0.0%
#   China Steel Chemical Corp..................................................    135,000      655,556       0.0%
#   China Steel Corp........................................................... 12,348,932   10,372,576       0.2%
#   Chipbond Technology Corp...................................................  1,370,000    2,960,559       0.1%
#   Chroma ATE, Inc............................................................     43,000      103,567       0.0%
    Chunghwa Telecom Co., Ltd..................................................    967,000    3,120,788       0.1%
#   Chunghwa Telecom Co., Ltd. ADR.............................................    236,502    7,610,634       0.2%
#   Clevo Co...................................................................    560,075      882,843       0.0%
    Compal Electronics, Inc....................................................  7,244,541    6,595,599       0.2%
    CTBC Financial Holding Co., Ltd............................................ 13,490,117   10,500,346       0.2%
#   CTCI Corp..................................................................    773,000    1,359,142       0.0%
#   Delta Electronics, Inc.....................................................  1,992,366   11,988,993       0.3%
    E.Sun Financial Holding Co., Ltd...........................................  9,531,402    6,526,455       0.2%
#   Eclat Textile Co., Ltd.....................................................    171,644    2,298,025       0.1%
#   Epistar Corp...............................................................  1,500,000    2,343,052       0.1%
    Eternal Materials Co., Ltd.................................................    433,510      494,690       0.0%
*   Eva Airways Corp...........................................................  4,383,324    3,455,345       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.........................................  2,026,249    1,378,364       0.0%
#   Far Eastern Department Stores, Ltd.........................................  1,812,592    1,456,765       0.0%
    Far Eastern New Century Corp...............................................  4,790,221    5,261,628       0.1%
    Far EasTone Telecommunications Co., Ltd....................................  1,984,000    4,730,356       0.1%
#   Farglory Land Development Co., Ltd.........................................    535,393      639,223       0.0%
#   Feng TAY Enterprise Co., Ltd...............................................    378,120    2,333,267       0.1%
    First Financial Holding Co., Ltd........................................... 10,854,566    6,824,068       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
    Formosa Chemicals & Fibre Corp.............................................  3,443,518 $ 8,774,641       0.2%
#   Formosa International Hotels Corp..........................................     52,406     559,506       0.0%
#   Formosa Petrochemical Corp.................................................  1,069,000   2,755,947       0.1%
    Formosa Plastics Corp......................................................  4,271,153  10,979,406       0.3%
    Formosa Taffeta Co., Ltd...................................................    848,000   1,008,786       0.0%
    Foxconn Technology Co., Ltd................................................  1,145,198   3,263,857       0.1%
    Fubon Financial Holding Co., Ltd...........................................  7,334,233  15,772,672       0.4%
    Giant Manufacturing Co., Ltd...............................................    275,506   2,376,273       0.1%
#   Gigasolar Materials Corp...................................................     22,800     393,191       0.0%
#   Ginko International Co., Ltd...............................................     45,000     657,619       0.0%
#   Gourmet Master Co., Ltd....................................................     51,000     217,307       0.0%
#   HannStar Display Corp......................................................  5,668,660   1,144,707       0.0%
    Highwealth Construction Corp...............................................    993,300   2,591,112       0.1%
#   Hiwin Technologies Corp....................................................    203,788   1,553,826       0.0%
    Hon Hai Precision Industry Co., Ltd........................................ 12,085,302  36,212,960       0.8%
    Hotai Motor Co., Ltd.......................................................    293,000   5,076,626       0.1%
#*  HTC Corp...................................................................  1,028,235   4,233,485       0.1%
    Hua Nan Financial Holdings Co., Ltd........................................  8,738,812   5,368,013       0.1%
#   Innolux Corp............................................................... 21,516,241  11,098,868       0.3%
#*  Inotera Memories, Inc......................................................  4,805,000   5,518,017       0.1%
    Inventec Corp..............................................................  3,242,551   2,288,272       0.1%
#   Kenda Rubber Industrial Co., Ltd...........................................    823,091   1,609,106       0.0%
#   King Slide Works Co., Ltd..................................................     60,000     943,674       0.0%
    King Yuan Electronics Co., Ltd.............................................  1,471,000   1,337,166       0.0%
#   King's Town Bank Co., Ltd..................................................  1,204,000   1,234,014       0.0%
    Kinsus Interconnect Technology Corp........................................    569,000   1,735,519       0.0%
    Largan Precision Co., Ltd..................................................     99,860  10,006,571       0.2%
    LCY Chemical Corp..........................................................    434,123     283,983       0.0%
#   Lite-On Technology Corp....................................................  3,833,741   4,843,862       0.1%
#   Lung Yen Life Service Corp.................................................    147,000     391,151       0.0%
    Makalot Industrial Co., Ltd................................................    171,000   1,337,185       0.0%
#   MediaTek, Inc..............................................................  1,088,995  13,998,148       0.3%
    Mega Financial Holding Co., Ltd............................................  8,801,904   7,828,947       0.2%
    Merida Industry Co., Ltd...................................................    210,287   1,575,583       0.0%
    Micro-Star International Co., Ltd..........................................    588,000     701,764       0.0%
    Nan Kang Rubber Tire Co., Ltd..............................................    534,780     549,400       0.0%
    Nan Ya Plastics Corp.......................................................  3,785,599   9,304,237       0.2%
*   Nan Ya Printed Circuit Board Corp..........................................    288,000     512,725       0.0%
    Novatek Microelectronics Corp..............................................    596,000   3,115,073       0.1%
#   PChome Online, Inc.........................................................     91,000   1,539,299       0.0%
    Pegatron Corp..............................................................  4,286,345  12,698,084       0.3%
    Phison Electronics Corp....................................................    161,000   1,484,837       0.0%
    Pou Chen Corp..............................................................  3,837,487   5,377,674       0.1%
#   Powertech Technology, Inc..................................................  1,989,819   3,673,649       0.1%
    President Chain Store Corp.................................................    661,831   4,897,659       0.1%
#   Quanta Computer, Inc.......................................................  2,247,000   5,637,535       0.1%
#   Radiant Opto-Electronics Corp..............................................    844,170   2,775,946       0.1%
#   Realtek Semiconductor Corp.................................................    564,950   1,759,469       0.0%
#   Ruentex Development Co., Ltd...............................................  1,092,351   1,941,280       0.1%
#   Ruentex Industries, Ltd....................................................    873,182   2,143,911       0.1%
*   Sanyang Motor Co., Ltd.....................................................    542,000     480,965       0.0%
#   ScinoPharm Taiwan, Ltd.....................................................    255,257     427,417       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Shin Kong Financial Holding Co., Ltd....................................... 13,837,661 $  4,487,845       0.1%
#   Siliconware Precision Industries Co., Ltd..................................  3,602,324    5,917,915       0.1%
#   Siliconware Precision Industries Co., Ltd. Sponsored ADR...................     67,173      544,773       0.0%
    Simplo Technology Co., Ltd.................................................    473,000    2,341,014       0.1%
    SinoPac Financial Holdings Co., Ltd........................................ 14,213,553    6,442,403       0.2%
#   St Shine Optical Co., Ltd..................................................     52,000      916,676       0.0%
#   Standard Foods Corp........................................................    266,394      660,273       0.0%
#   Synnex Technology International Corp.......................................  1,391,756    1,971,987       0.1%
#   Tainan Spinning Co., Ltd...................................................    317,240      184,043       0.0%
    Taishin Financial Holding Co., Ltd......................................... 20,279,197    9,283,423       0.2%
*   Taiwan Business Bank.......................................................  5,438,145    1,790,554       0.0%
#   Taiwan Cement Corp.........................................................  6,668,720    9,470,681       0.2%
    Taiwan Cooperative Financial Holding Co., Ltd..............................  9,825,896    5,301,394       0.1%
#   Taiwan FamilyMart Co., Ltd.................................................     72,000      560,607       0.0%
#   Taiwan Fertilizer Co., Ltd.................................................  1,082,000    1,990,001       0.1%
#   Taiwan Glass Industry Corp.................................................  1,325,253      949,892       0.0%
    Taiwan Mobile Co., Ltd.....................................................  1,711,300    6,028,992       0.1%
#   Taiwan Secom Co., Ltd......................................................    259,670      781,364       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd................................ 25,188,808  121,265,763       2.8%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.................    303,433    7,415,903       0.2%
    Teco Electric and Machinery Co., Ltd.......................................  2,481,000    2,408,829       0.1%
#   Ton Yi Industrial Corp.....................................................  1,328,000    1,046,103       0.0%
#   TPK Holding Co., Ltd.......................................................    441,000    2,739,463       0.1%
    Transcend Information, Inc.................................................    258,181      991,984       0.0%
    Tripod Technology Corp.....................................................    713,870    1,394,522       0.0%
    TSRC Corp..................................................................    682,965      786,675       0.0%
    U-Ming Marine Transport Corp...............................................    507,860      761,948       0.0%
    Uni-President Enterprises Corp.............................................  5,786,725    9,470,293       0.2%
#   Unimicron Technology Corp..................................................  2,304,896    1,371,976       0.0%
#   United Microelectronics Corp............................................... 22,692,000   10,872,155       0.3%
    Vanguard International Semiconductor Corp..................................  1,403,000    2,154,623       0.1%
*   Walsin Lihwa Corp..........................................................  4,619,000    1,362,756       0.0%
    Wan Hai Lines, Ltd.........................................................  1,296,800    1,437,847       0.0%
#*  Winbond Electronics Corp...................................................  6,597,000    2,183,913       0.1%
*   Wintek Corp................................................................    604,760       27,102       0.0%
    Wistron Corp...............................................................  3,592,420    3,056,123       0.1%
    WPG Holdings, Ltd..........................................................  1,946,869    2,435,695       0.1%
#   Yageo Corp.................................................................  1,161,278    2,387,738       0.1%
*   Yang Ming Marine Transport Corp............................................  1,782,300      933,032       0.0%
    Yuanta Financial Holding Co., Ltd.......................................... 12,817,966    7,450,202       0.2%
#   Yulon Motor Co., Ltd.......................................................  1,232,000    1,607,660       0.0%
#   Yungtay Engineering Co., Ltd...............................................    122,000      280,248       0.0%
#   Zhen Ding Technology Holding, Ltd..........................................    494,700    1,722,233       0.0%
                                                                                           ------------      ----
TOTAL TAIWAN...................................................................             658,307,392      15.0%
                                                                                           ------------      ----
THAILAND -- (2.5%)
    Advanced Info Service PCL..................................................  1,280,500    9,322,615       0.2%
    Airports of Thailand PCL...................................................    420,300    3,697,467       0.1%
    Bangchak Petroleum PCL (The)...............................................    637,200      686,201       0.0%
    Bangkok Bank PCL(6368360)..................................................    182,400    1,023,631       0.0%
    Bangkok Bank PCL(6077019)..................................................    271,700    1,528,905       0.1%
    Bangkok Dusit Medical Services PCL.........................................  4,619,700    2,830,819       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
THAILAND -- (Continued)
    Bangkok Land PCL...........................................................  2,999,000 $   139,192       0.0%
    Bangkok Life Assurance PCL.................................................    470,500     713,636       0.0%
    Banpu PCL..................................................................  1,299,000   1,142,757       0.0%
    BEC World PCL..............................................................    810,000     989,004       0.0%
    Berli Jucker PCL...........................................................    882,600     990,633       0.0%
    Big C Supercenter PCL(6368434).............................................    359,200   2,419,002       0.1%
    Big C Supercenter PCL(6763932).............................................     24,600     169,398       0.0%
    Bumrungrad Hospital PCL....................................................    313,600   1,526,856       0.1%
    Central Pattana PCL........................................................  1,466,600   1,868,564       0.1%
    Central Plaza Hotel PCL....................................................    845,000     858,714       0.0%
    CH Karnchang PCL...........................................................    493,800     378,233       0.0%
    Charoen Pokphand Foods PCL.................................................  2,950,000   1,995,601       0.1%
    CP ALL PCL.................................................................  3,429,100   4,368,943       0.1%
    Delta Electronics Thailand PCL.............................................    564,200   1,429,113       0.1%
    Electricity Generating PCL.................................................    270,400   1,242,700       0.0%
    Energy Absolute PCL........................................................    665,100     529,619       0.0%
    Glow Energy PCL............................................................    463,800   1,202,939       0.0%
    Home Product Center PCL....................................................  5,274,913   1,152,112       0.0%
    Indorama Ventures PCL......................................................  1,665,100   1,247,625       0.0%
    Intouch Holdings PCL.......................................................    575,900   1,345,193       0.0%
    IRPC PCL...................................................................  9,063,700   1,264,766       0.0%
    Jasmine International PCL..................................................  5,107,000     852,070       0.0%
    Kasikornbank PCL(6888794)..................................................  1,146,600   7,304,292       0.2%
    Kasikornbank PCL(6364766)..................................................    111,300     709,025       0.0%
    Krung Thai Bank PCL........................................................  4,697,387   2,849,924       0.1%
    Land & Houses PCL(6581941).................................................  2,523,340     731,015       0.0%
    Land & Houses PCL(6581930).................................................    790,000     228,864       0.0%
    Minor International PCL....................................................  1,303,170   1,304,554       0.0%
    MK Restaurants Group PCL...................................................    155,200     270,711       0.0%
    Pruksa Real Estate PCL.....................................................  1,624,300   1,355,020       0.0%
    PTT Exploration & Production PCL(B1359J0)..................................  1,502,655   5,333,251       0.1%
    PTT Exploration & Production PCL(B1359L2)..................................     65,409     232,151       0.0%
    PTT Global Chemical PCL....................................................  2,972,472   5,793,457       0.2%
    PTT PCL....................................................................  1,294,700  13,981,896       0.3%
    Ratchaburi Electricity Generating Holding PCL..............................    603,000   1,097,528       0.0%
    Robinson Department Store PCL..............................................    323,000     458,069       0.0%
    Siam Cement PCL (The)(6609906).............................................    166,400   2,715,705       0.1%
    Siam Cement PCL (The)(6609928).............................................     80,100   1,307,259       0.0%
    Siam City Cement PCL.......................................................    148,813   1,656,738       0.1%
    Siam Commercial Bank PCL (The).............................................  1,024,266   4,940,340       0.1%
    Siam Global House PCL......................................................    811,332     238,736       0.0%
    Supalai PCL................................................................    577,900     350,614       0.0%
    Thai Oil PCL...............................................................    929,700   1,649,854       0.1%
    Thai Union Frozen Products PCL.............................................  2,011,340   1,244,694       0.0%
    Thaicom PCL................................................................    386,700     431,100       0.0%
    Thanachart Capital PCL.....................................................    282,200     291,060       0.0%
    TMB Bank PCL............................................................... 13,781,000   1,086,929       0.0%
    Total Access Communication PCL(B1YWK08)....................................  1,047,100   2,755,526       0.1%
    Total Access Communication PCL(B231MK7)....................................    214,100     563,421       0.0%
    TPI Polene PCL............................................................. 10,617,500     934,044       0.0%
*   True Corp. PCL.............................................................  6,749,293   2,497,842       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES      VALUE++     OF NET ASSETS**
                                                                                --------- -------------- ---------------
THAILAND -- (Continued)
    TTW PCL.................................................................... 1,590,900 $      545,341       0.0%
                                                                                          --------------      ----
TOTAL THAILAND.................................................................              111,775,268       2.6%
                                                                                          --------------      ----
TURKEY -- (1.5%)
    Akbank TAS................................................................. 2,195,344      6,396,223       0.2%
    Akcansa Cimento A.S........................................................    60,173        370,089       0.0%
#*  Anadolu Efes Biracilik Ve Malt Sanayii A.S.................................   182,234      1,534,140       0.0%
    Arcelik A.S................................................................   436,097      2,349,064       0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S...................................   125,237        653,050       0.0%
    BIM Birlesik Magazalar A.S.................................................   269,064      4,981,344       0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S............................    29,778         99,568       0.0%
#   Coca-Cola Icecek A.S.......................................................    87,295      1,478,705       0.0%
#   Enka Insaat ve Sanayi A.S..................................................   350,744        753,855       0.0%
#   Eregli Demir ve Celik Fabrikalari TAS...................................... 2,552,986      4,308,203       0.1%
    Ford Otomotiv Sanayi A.S...................................................    97,226      1,201,473       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A................   163,549        146,832       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B................    85,031         84,052       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................ 1,229,168        847,292       0.0%
    KOC Holding A.S............................................................   537,303      2,541,245       0.1%
#   Koza Altin Isletmeleri A.S.................................................    95,834      1,001,128       0.0%
*   Migros Ticaret A.S.........................................................    43,765        350,246       0.0%
#   Petkim Petrokimya Holding A.S..............................................   406,199        570,816       0.0%
#   Soda Sanayii A.S...........................................................   135,048        329,136       0.0%
    TAV Havalimanlari Holding A.S..............................................   236,717      2,081,186       0.1%
    Tofas Turk Otomobil Fabrikasi A.S..........................................   171,952      1,053,801       0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.....................................    80,671      1,959,467       0.1%
*   Turk Hava Yollari AO....................................................... 1,262,570      4,188,227       0.1%
#   Turk Telekomunikasyon A.S..................................................   601,705      1,663,099       0.0%
#   Turk Traktor ve Ziraat Makineleri A.S......................................    19,321        577,333       0.0%
#   Turkcell Iletisim Hizmetleri A.S...........................................   753,602      3,355,459       0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR......................................    73,838        816,648       0.0%
    Turkiye Garanti Bankasi A.S................................................ 2,416,220      7,687,812       0.2%
    Turkiye Halk Bankasi A.S...................................................   833,701      4,223,381       0.1%
#   Turkiye Is Bankasi......................................................... 1,624,924      3,653,765       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.........................................    34,301         25,892       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S........................................ 1,132,525      1,447,253       0.0%
#   Turkiye Vakiflar Bankasi Tao............................................... 1,010,615      1,793,051       0.1%
    Ulker Biskuvi Sanayi A.S...................................................   185,271      1,415,702       0.0%
#   Yapi ve Kredi Bankasi A.S..................................................   727,918      1,139,757       0.0%
                                                                                          --------------      ----
TOTAL TURKEY...................................................................               67,078,294       1.5%
                                                                                          --------------      ----
TOTAL COMMON STOCKS............................................................            4,217,276,387      96.2%
                                                                                          --------------      ----
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    AES Tiete SA...............................................................   135,998        780,884       0.0%
    Banco Bradesco SA.......................................................... 2,812,914     30,024,831       0.7%
    Braskem SA Class A.........................................................    73,800        308,628       0.0%
    Centrais Eletricas Brasileiras SA Class B..................................   165,100        484,952       0.0%
    Cia Brasileira de Distribuicao.............................................   145,209      4,915,886       0.1%
    Cia de Gas de Sao Paulo COMGAS Class A.....................................    22,527        392,304       0.0%
    Cia de Transmissao de Energia Eletrica Paulista............................    62,158        876,787       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
BRAZIL -- (Continued)
    Cia Energetica de Minas Gerais.............................................  1,103,924 $    5,331,020        0.1%
    Cia Energetica de Sao Paulo Class B........................................    241,610      1,523,620        0.0%
    Cia Paranaense de Energia..................................................     78,600        884,623        0.0%
    Empresa Nacional de Comercio Redito e Participacoes SA.....................        380          5,423        0.0%
    Gerdau SA..................................................................    836,068      2,788,790        0.1%
    Itau Unibanco Holding SA...................................................  3,144,864     40,216,934        0.9%
    Itau Unibanco Holding SA ADR...............................................    128,657      1,649,378        0.0%
    Lojas Americanas SA........................................................    650,083      3,618,345        0.1%
*   Oi SA......................................................................    383,892        719,888        0.0%
*   Petroleo Brasileiro SA.....................................................    935,300      4,051,068        0.1%
*   Petroleo Brasileiro SA Sponsored ADR.......................................  1,791,306     15,548,536        0.4%
    Suzano Papel e Celulose SA Class A.........................................    550,771      2,760,299        0.1%
    Telefonica Brasil SA.......................................................    296,274      4,916,676        0.1%
    Usinas Siderurgicas de Minas Gerais SA Class A.............................    484,962        960,926        0.0%
    Vale SA....................................................................  1,744,491     10,508,807        0.3%
    Vale SA Sponsored ADR......................................................    377,072      2,281,286        0.1%
                                                                                           --------------      -----
TOTAL BRAZIL...................................................................               135,549,891        3.1%
                                                                                           --------------      -----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B............................................    100,367        319,799        0.0%
                                                                                           --------------      -----
COLOMBIA -- (0.1%)
    Banco Davivienda SA........................................................    124,394      1,446,563        0.0%
    Bancolombia SA.............................................................     30,330        331,822        0.0%
    Grupo Aval Acciones y Valores..............................................  2,939,846      1,493,373        0.1%
    Grupo de Inversiones Suramericana SA.......................................     98,314      1,465,217        0.0%
                                                                                           --------------      -----
TOTAL COLOMBIA.................................................................                 4,736,975        0.1%
                                                                                           --------------      -----
TOTAL PREFERRED STOCKS.........................................................               140,606,665        3.2%
                                                                                           --------------      -----
BONDS -- (0.0%)
INDIA -- (0.0%)
*   NTPC, Ltd., 8.490%......................................................... 19,584,025         39,220        0.0%
                                                                                           --------------      -----

                                                                                              VALUE+
                                                                                           --------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@ DFA Short Term Investment Fund............................................ 16,320,475    188,827,897        4.3%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,236,138,647)............................            $4,546,750,169      103.7%
                                                                                           ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  252,524,905             --   --    $  252,524,905
   Canada.....................        423,433             --   --           423,433
   Chile......................     72,741,820             --   --        72,741,820
   China......................    158,844,860 $  583,639,037   --       742,483,897
   Colombia...................     26,230,019             --   --        26,230,019
   Czech Republic.............             --      8,815,968   --         8,815,968
   Egypt......................      1,123,619      4,408,449   --         5,532,068
   Greece.....................      1,737,439     17,411,631   --        19,149,070
   Hungary....................             --     11,506,605   --        11,506,605
   India......................     39,689,917    353,373,417   --       393,063,334
   Indonesia..................      2,487,008    126,890,148   --       129,377,156
   Malaysia...................             --    188,371,309   --       188,371,309
   Mexico.....................    223,188,475             --   --       223,188,475
   Peru.......................     13,386,411             --   --        13,386,411
   Philippines................      2,988,792     66,012,228   --        69,001,020
   Poland.....................             --     83,500,671   --        83,500,671
   Russia.....................      1,835,385     95,875,931   --        97,711,316
   South Africa...............     44,509,358    337,146,650   --       381,656,008
   South Korea................     19,907,899    639,763,827   --       659,671,726
   Spain......................      1,780,222             --   --         1,780,222
   Taiwan.....................     17,765,252    640,542,140   --       658,307,392
   Thailand...................    111,775,268             --   --       111,775,268
   Turkey.....................        816,648     66,261,646   --        67,078,294
Preferred Stocks..............
   Brazil.....................    135,549,891             --   --       135,549,891
   Chile......................        319,799             --   --           319,799
   Colombia...................      4,736,975             --   --         4,736,975
Bonds.........................
   India......................             --         39,220   --            39,220
Securities Lending Collateral.             --    188,827,897   --       188,827,897
                               -------------- --------------   --    --------------
TOTAL......................... $1,134,363,395 $3,412,386,774   --    $4,546,750,169
                               ============== ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
COMMON STOCKS -- (88.0%)
ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia.........................................         1 $         1       0.0%
                                                                                          -----------       ---
BRAZIL -- (5.1%)
*   Abril Educacao SA..........................................................   769,344   3,156,074       0.1%
    AES Tiete SA...............................................................   444,347   2,138,446       0.0%
    Aliansce Shopping Centers SA...............................................   908,841   5,133,996       0.1%
    Alpargatas SA..............................................................    35,603     110,013       0.0%
    Alupar Investimento SA.....................................................   434,700   2,667,685       0.1%
    Arezzo Industria e Comercio SA.............................................   518,935   4,231,810       0.1%
*   B2W Cia Digital............................................................   996,222   9,049,805       0.2%
    Banco Alfa de Investimento SA..............................................       500       1,021       0.0%
*   Banco Mercantil do Brasil SA...............................................       827       1,772       0.0%
    Bematech SA................................................................   489,137   1,582,863       0.0%
*   BHG SA--Brazil Hospitality Group...........................................   185,702   1,171,058       0.0%
    Brasil Brokers Participacoes SA............................................ 1,451,911   1,325,198       0.0%
    Brasil Insurance Participacoes e Administracao SA..........................   572,226     351,356       0.0%
*   BrasilAgro--Co. Brasileira de Propriedades Agricolas.......................    48,100     149,746       0.0%
*   Brazil Pharma SA........................................................... 1,051,300     254,717       0.0%
    Cia de Locacao das Americas................................................   238,200     291,727       0.0%
    Cia de Saneamento de Minas Gerais-COPASA...................................   642,821   3,872,351       0.1%
    Cia Hering................................................................. 1,918,199  11,147,767       0.2%
*   Cia Providencia Industria e Comercio SA....................................    99,750     283,066       0.0%
    Contax Participacoes SA....................................................   283,235     737,946       0.0%
    CR2 Empreendimentos Imobiliarios SA........................................     9,400       7,456       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.................... 2,884,798  11,231,079       0.2%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes............    46,800     155,873       0.0%
    Dimed SA Distribuidora da Medicamentos.....................................       700      48,787       0.0%
    Direcional Engenharia SA...................................................   908,409   1,923,580       0.0%
    Duratex SA................................................................. 2,456,755   6,922,734       0.1%
    EcoRodovias Infraestrutura e Logistica SA.................................. 2,704,107   7,960,779       0.2%
    EDP--Energias do Brasil SA................................................. 3,487,995  13,255,296       0.2%
    Equatorial Energia SA...................................................... 2,072,194  22,022,155       0.4%
    Estacio Participacoes SA................................................... 2,091,084  12,631,384       0.2%
    Eternit SA................................................................. 1,279,478   1,358,911       0.0%
    Even Construtora e Incorporadora SA........................................ 3,201,088   5,269,718       0.1%
    Ez Tec Empreendimentos e Participacoes SA..................................   622,447   3,956,209       0.1%
*   Fertilizantes Heringer SA..................................................   145,100     173,372       0.0%
    Fleury SA..................................................................   806,051   4,379,447       0.1%
    Fras-Le SA.................................................................    37,875      41,358       0.0%
    Gafisa SA.................................................................. 3,230,100   3,001,802       0.1%
#   Gafisa SA ADR.............................................................. 1,246,302   2,193,492       0.0%
*   General Shopping Brasil SA.................................................   126,117     223,942       0.0%
#   Gol Linhas Aereas Inteligentes SA ADR......................................   244,173     620,199       0.0%
    Grendene SA................................................................ 1,036,634   6,193,071       0.1%
    Guararapes Confeccoes SA...................................................    69,200   1,871,853       0.0%
    Helbor Empreendimentos SA.................................................. 1,387,993   1,464,949       0.0%
*   IdeiasNet SA...............................................................   463,300     158,383       0.0%
    Iguatemi Empresa de Shopping Centers SA....................................   867,474   7,773,709       0.1%
*   Industria de Bebidas Antarctica Polar SA...................................    23,000          --       0.0%
    Industrias Romi SA.........................................................   168,200     133,982       0.0%
    International Meal Co. Alimentacao SA......................................   492,394   1,225,694       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
BRAZIL -- (Continued)
    Iochpe-Maxion SA...........................................................    792,284 $ 2,892,555       0.1%
    JHSF Participacoes SA......................................................    825,347     514,994       0.0%
    Joao Fortes Engenharia SA..................................................     66,552      90,563       0.0%
    JSL SA.....................................................................    653,200   2,512,683       0.1%
    Kepler Weber SA............................................................    131,446   1,422,677       0.0%
    Light SA...................................................................  1,348,307   7,987,945       0.2%
    Linx SA....................................................................    111,900   1,649,002       0.0%
*   Log-in Logistica Intermodal SA.............................................    470,450     463,744       0.0%
    LPS Brasil Consultoria de Imoveis SA.......................................    676,079   1,270,053       0.0%
    Magnesita Refratarios SA...................................................  1,491,071   1,459,918       0.0%
    Mahle-Metal Leve SA........................................................    452,400   3,048,082       0.1%
    Marcopolo SA...............................................................     28,000      21,653       0.0%
*   Marfrig Global Foods SA....................................................  3,788,005   5,330,703       0.1%
    Marisa Lojas SA............................................................    493,164   2,393,023       0.1%
    Mills Estruturas e Servicos de Engenharia SA...............................    710,926   1,736,642       0.0%
*   Minerva SA.................................................................  1,694,369   4,931,916       0.1%
    MRV Engenharia e Participacoes SA..........................................  4,092,858  11,206,983       0.2%
    Multiplus SA...............................................................    610,684   6,789,995       0.1%
    Odontoprev SA..............................................................  3,083,796  10,746,895       0.2%
*   Oi SA......................................................................    366,100     686,525       0.0%
#*  Oi SA ADR..................................................................    281,654     543,592       0.0%
*   Paranapanema SA............................................................  1,489,956   1,903,892       0.0%
*   PDG Realty SA Empreendimentos e Participacoes.............................. 12,758,653   2,201,995       0.0%
    Portobello SA..............................................................    244,400     282,285       0.0%
    Profarma Distribuidora de Produtos Farmaceuticos SA........................    114,563     303,808       0.0%
    QGEP Participacoes SA......................................................    902,094   2,173,684       0.0%
*   Qualicorp SA...............................................................    505,400   4,160,016       0.1%
    Raia Drogasil SA...........................................................    645,575   7,327,923       0.1%
    Redentor Energia SA........................................................      3,400       5,191       0.0%
    Restoque Comercio e Confeccoes de Roupas SA................................    864,008   2,552,207       0.1%
    Rodobens Negocios Imobiliarios SA..........................................    168,138     418,538       0.0%
*   Rossi Residencial SA.......................................................    646,746     493,707       0.0%
*   Rumo Logistica Operadora Multimodal SA.....................................  6,023,871   2,599,124       0.1%
    Santos Brasil Participacoes SA.............................................    426,488   1,595,287       0.0%
    Sao Carlos Empreendimentos e Participacoes SA..............................     47,859     515,450       0.0%
    Sao Martinho SA............................................................    538,962   6,856,540       0.1%
    SLC Agricola SA............................................................    614,118   3,556,766       0.1%
    Smiles SA..................................................................    422,900   7,144,363       0.1%
    Sonae Sierra Brasil SA.....................................................    253,046   1,709,118       0.0%
*   Springs Global Participacoes SA............................................    142,088      42,443       0.0%
    Sul America SA.............................................................  1,912,293   9,012,613       0.2%
*   T4F Entretenimento SA......................................................     20,600      18,324       0.0%
    Technos SA.................................................................    209,600     403,485       0.0%
    Tecnisa SA.................................................................  1,273,026   1,647,821       0.0%
    Tegma Gestao Logistica.....................................................    303,935   1,523,231       0.0%
    Tempo Participacoes SA.....................................................    299,602     298,314       0.0%
    Tereos Internacional SA....................................................    635,183     206,601       0.0%
    Totvs SA...................................................................  1,381,462  15,960,667       0.3%
    TPI--Triunfo Participacoes e Investimentos SA..............................    334,301     448,257       0.0%
    Transmissora Alianca de Energia Eletrica SA................................    595,000   3,916,046       0.1%
    Trisul SA..................................................................     37,542      37,879       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
BRAZIL -- (Continued)
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
    Identificacao S.A..........................................................    664,999 $ 10,340,432       0.2%
*   Vanguarda Agro SA..........................................................  1,753,336      529,559       0.0%
    Via Varejo SA..............................................................    205,862      375,791       0.0%
                                                                                           ------------       ---
TOTAL BRAZIL...................................................................             322,119,131       5.6%
                                                                                           ------------       ---
CHILE -- (1.1%)
    Banmedica SA...............................................................  1,702,707    3,589,701       0.1%
    Besalco SA.................................................................  2,277,748    1,187,937       0.0%
    Bupa Chile SA..............................................................    794,071      684,824       0.0%
    CAP SA.....................................................................    486,206    1,729,165       0.0%
    Cementos BIO BIO SA........................................................    452,622      366,301       0.0%
*   Cia Pesquera Camanchaca SA.................................................    194,645        7,860       0.0%
*   Cia Sud Americana de Vapores SA............................................ 65,095,514    2,474,406       0.1%
    Cintac SA..................................................................    324,650       47,770       0.0%
    Clinica LAS Condes SA......................................................        349       21,112       0.0%
    Cristalerias de Chile SA...................................................    156,836    1,141,045       0.0%
    E.CL SA(BWXTK30)...........................................................     21,797       35,458       0.0%
*   E.CL SA(2311410)...........................................................  4,777,230    7,771,346       0.2%
*   Empresas AquaChile SA......................................................  1,281,212      764,559       0.0%
    Empresas Hites SA..........................................................  1,245,628      570,221       0.0%
    Empresas Iansa SA.......................................................... 23,220,040      598,296       0.0%
*   Empresas La Polar SA.......................................................  5,705,798      225,844       0.0%
    Enjoy SA...................................................................  1,299,391      106,751       0.0%
    Forus SA...................................................................    766,413    3,358,108       0.1%
    Gasco SA...................................................................    227,945    1,723,609       0.0%
    Grupo Security SA..........................................................  1,921,812      622,119       0.0%
    Inversiones Aguas Metropolitanas SA........................................  3,941,557    6,424,806       0.1%
    Inversiones La Construccion SA.............................................    168,935    2,162,611       0.1%
*   Latam Airlines Group SA....................................................    134,619    1,273,384       0.0%
    Masisa SA.................................................................. 14,224,085      499,988       0.0%
    Molibdenos y Metales SA....................................................      5,009       36,221       0.0%
*   Multiexport Foods SA.......................................................  3,502,735      638,527       0.0%
    Parque Arauco SA...........................................................  6,438,922   12,106,205       0.2%
    PAZ Corp. SA...............................................................  1,320,749      842,135       0.0%
    Ripley Corp. SA............................................................  7,867,698    4,180,498       0.1%
    Salfacorp SA...............................................................  2,403,478    1,964,750       0.0%
    Sigdo Koppers SA...........................................................    735,025    1,100,885       0.0%
*   Sociedad Matriz SAAM SA.................................................... 32,165,938    2,839,795       0.1%
    Socovesa SA................................................................  2,895,998      680,381       0.0%
*   Tech Pack SA...............................................................    272,888      116,436       0.0%
    Vina Concha y Toro SA......................................................  5,108,739   10,403,736       0.2%
    Vina Concha y Toro SA Sponsored ADR........................................      2,025       79,016       0.0%
    Vina San Pedro Tarapaca SA................................................. 30,502,987      238,379       0.0%
                                                                                           ------------       ---
TOTAL CHILE....................................................................              72,614,185       1.3%
                                                                                           ------------       ---
CHINA -- (15.1%)
    361 Degrees International, Ltd.............................................  4,022,000    1,558,453       0.0%
*   Active Group Holdings, Ltd.................................................  1,322,000      127,873       0.0%
    Agile Property Holdings, Ltd...............................................  9,977,500    8,345,231       0.2%
    Ajisen China Holdings, Ltd.................................................  3,183,000    1,982,172       0.0%
*   Alibaba Health Information Technology, Ltd.................................  3,985,200    6,243,984       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    AMVIG Holdings, Ltd........................................................  2,228,000 $ 1,221,893       0.0%
    Anhui Expressway Co., Ltd. Class H.........................................  2,770,000   2,388,756       0.1%
    Anta Sports Products, Ltd..................................................  1,235,000   2,734,646       0.1%
#   Anton Oilfield Services Group..............................................  6,854,000   1,662,519       0.0%
    Anxin-China Holdings, Ltd.................................................. 16,347,000     812,019       0.0%
#   Asia Cement China Holdings Corp............................................  2,639,000   1,529,536       0.0%
#*  Asian Citrus Holdings, Ltd.................................................  3,627,000     417,184       0.0%
    Ausnutria Dairy Corp., Ltd.................................................    365,000     132,615       0.0%
#*  AVIC International Holdings, Ltd...........................................  1,658,000   1,848,412       0.0%
#   AviChina Industry & Technology Co., Ltd. Class H........................... 11,250,788  12,847,748       0.2%
#   Baoxin Auto Group, Ltd.....................................................  3,213,500   2,535,929       0.1%
    Baoye Group Co., Ltd. Class H..............................................  1,860,000   1,546,560       0.0%
    Beijing Capital International Airport Co., Ltd. Class H....................  9,730,000  10,329,274       0.2%
    Beijing Capital Land, Ltd. Class H.........................................  6,554,500   5,424,085       0.1%
    Beijing Jingneng Clean Energy Co., Ltd. Class H............................  7,384,000   3,649,958       0.1%
    Beijing North Star Co., Ltd. Class H.......................................  5,466,000   2,539,955       0.1%
#*  Beijing Properties Holdings, Ltd...........................................  2,292,000     238,893       0.0%
    Billion Industrial Holdings, Ltd...........................................     26,000      11,374       0.0%
#   Biostime International Holdings, Ltd.......................................    935,500   4,287,704       0.1%
#   Bloomage Biotechnology Corp., Ltd..........................................    952,500   2,225,647       0.0%
#   Boer Power Holdings, Ltd...................................................  1,689,000   3,257,606       0.1%
#   Bosideng International Holdings, Ltd....................................... 16,446,000   2,849,126       0.1%
    Bracell, Ltd...............................................................    328,000      56,527       0.0%
    BYD Electronic International Co., Ltd......................................  4,313,315   6,463,778       0.1%
    C C Land Holdings, Ltd.....................................................  8,048,343   2,034,371       0.0%
    C.banner International Holdings, Ltd.......................................     62,000      23,974       0.0%
    Carrianna Group Holdings Co., Ltd..........................................  2,127,257     304,254       0.0%
    CECEP COSTIN New Materials Group, Ltd......................................  1,740,000     835,793       0.0%
    Central China Real Estate, Ltd.............................................  4,083,626   1,207,381       0.0%
#   Changshouhua Food Co., Ltd.................................................  1,773,000   1,396,909       0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd....................................  6,771,138     506,707       0.0%
#   Chaowei Power Holdings, Ltd................................................  3,272,000   2,348,930       0.1%
*   Chigo Holding, Ltd......................................................... 24,026,000     565,358       0.0%
    China Aerospace International Holdings, Ltd................................ 14,262,500   2,859,537       0.1%
#   China Agri-Industries Holdings, Ltd........................................ 12,819,800   7,287,709       0.1%
#   China All Access Holdings, Ltd.............................................  3,638,000   1,276,227       0.0%
    China Animal Healthcare, Ltd...............................................  3,671,000   2,462,948       0.1%
    China Aoyuan Property Group, Ltd...........................................  6,676,000   1,494,727       0.0%
*   China Automation Group, Ltd................................................  3,303,000     586,329       0.0%
    China BlueChemical, Ltd.................................................... 10,104,000   4,513,069       0.1%
*   China Chengtong Development Group, Ltd.....................................  3,110,000     281,539       0.0%
    China Child Care Corp., Ltd................................................  3,583,000     720,764       0.0%
    China Communications Services Corp., Ltd. Class H.......................... 13,876,000   7,855,464       0.1%
*   China Culiangwang Beverages Holdings, Ltd..................................    829,500      65,207       0.0%
#   China Datang Corp. Renewable Power Co., Ltd. Class H....................... 14,673,000   2,435,354       0.1%
    China Dongxiang Group Co., Ltd............................................. 13,246,985   3,238,220       0.1%
#*  China Dredging Environment Protection Holdings, Ltd........................  3,105,000     759,723       0.0%
#*  China Energine International Holdings, Ltd.................................  1,074,000     186,380       0.0%
    China Everbright, Ltd......................................................  3,262,000  10,741,781       0.2%
#   China Fiber Optic Network System Group, Ltd................................  7,640,000   2,782,308       0.1%
*   China Fire Safety Enterprise Group, Ltd....................................  1,875,000     149,540       0.0%
#*  China Foods, Ltd...........................................................  3,500,000   2,616,322       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    China Glass Holdings, Ltd..................................................  4,522,000 $   640,016       0.0%
*   China High Precision Automation Group, Ltd.................................  1,289,000      38,044       0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.....................  6,280,000   5,655,917       0.1%
#   China Hongqiao Group, Ltd..................................................  3,378,000   3,140,578       0.1%
*   China Household Holdings, Ltd..............................................  7,490,000     815,238       0.0%
#*  China Huarong Energy Co., Ltd.............................................. 15,127,500   2,049,387       0.0%
#*  China Huiyuan Juice Group, Ltd.............................................  4,327,500   1,687,268       0.0%
#   China ITS Holdings Co., Ltd................................................  4,003,412     629,428       0.0%
#*  China Jiuhao Health Industry Corp., Ltd....................................  5,180,000     350,878       0.0%
#   China Lesso Group Holdings, Ltd............................................  6,733,000   4,938,463       0.1%
    China Lilang, Ltd..........................................................  2,911,000   3,031,395       0.1%
#*  China Lumena New Materials Corp............................................ 14,530,000     439,431       0.0%
    China Machinery Engineering Corp. Class H..................................  4,104,000   5,448,136       0.1%
    China Medical System Holdings, Ltd.........................................  5,090,500   8,944,131       0.2%
#   China Merchants Land, Ltd..................................................  7,194,000   2,303,037       0.0%
#*  China Metal Recycling Holdings, Ltd........................................  2,401,686     547,855       0.0%
#*  China Modern Dairy Holdings, Ltd........................................... 10,409,000   4,221,354       0.1%
    China National Materials Co., Ltd..........................................  7,660,000   2,813,550       0.1%
*   China New Town Development Co., Ltd........................................  7,978,148     447,183       0.0%
#   China Oceanwide Holdings, Ltd..............................................  7,098,000   1,093,531       0.0%
#   China Oil & Gas Group, Ltd................................................. 25,980,000   3,646,827       0.1%
    China Outfitters Holdings, Ltd.............................................     24,000       2,762       0.0%
#   China Overseas Grand Oceans Group, Ltd.....................................  5,594,500   3,330,621       0.1%
#   China Power International Development, Ltd................................. 17,297,000  11,039,494       0.2%
*   China Power New Energy Development Co., Ltd................................ 32,320,000   3,196,476       0.1%
#*  China Precious Metal Resources Holdings Co., Ltd........................... 22,312,318   1,902,311       0.0%
*   China Properties Group, Ltd................................................  2,464,000     704,008       0.0%
*   China Qinfa Group, Ltd.....................................................  1,042,000      64,823       0.0%
*   China Rare Earth Holdings, Ltd.............................................  8,172,000   1,851,204       0.0%
    China Resources Cement Holdings, Ltd.......................................    278,000     176,325       0.0%
*   China Ruifeng Renewable Energy, Ltd........................................    116,000      15,123       0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.....................................  3,510,000   1,516,255       0.0%
*   China SCE Property Holdings, Ltd...........................................  7,510,200   1,568,717       0.0%
#   China Shanshui Cement Group, Ltd........................................... 11,268,000   9,144,605       0.2%
    China Shineway Pharmaceutical Group, Ltd...................................  1,801,200   3,062,482       0.1%
*   China Shipping Development Co., Ltd. Class H...............................  5,572,000   4,661,427       0.1%
#   China Singyes Solar Technologies Holdings, Ltd.............................  2,768,200   4,533,273       0.1%
#   China South City Holdings, Ltd............................................. 14,216,000   6,265,302       0.1%
    China Starch Holdings, Ltd.................................................  6,470,000     188,035       0.0%
#   China Suntien Green Energy Corp., Ltd. Class H............................. 10,775,000   2,895,551       0.1%
*   China Taifeng Beddings Holdings, Ltd.......................................  1,336,000     186,165       0.0%
#*  China Tian Lun Gas Holdings, Ltd...........................................    876,000     885,976       0.0%
*   China Tianyi Holdings, Ltd.................................................  2,336,000     292,238       0.0%
*   China Tontine Wines Group, Ltd.............................................    374,000      17,608       0.0%
#*  China Traditional Chinese Medicine Co., Ltd................................  2,158,000   1,680,380       0.0%
    China Travel International Investment Hong Kong, Ltd....................... 14,807,900   6,577,514       0.1%
    China Vanadium Titano--Magnetite Mining Co., Ltd...........................  6,231,000     673,350       0.0%
    China Water Affairs Group, Ltd.............................................  6,752,000   4,270,823       0.1%
#*  China Water Industry Group, Ltd............................................  1,260,000     337,714       0.0%
#*  China Yurun Food Group, Ltd................................................  9,041,000   3,117,586       0.1%
    China ZhengTong Auto Services Holdings, Ltd................................  5,191,000   3,541,216       0.1%
#   China Zhongwang Holdings, Ltd..............................................  9,777,200   5,935,102       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
*   Chinasoft International, Ltd...............................................  6,942,000 $ 3,967,855       0.1%
*   Chinese People Holdings Co., Ltd........................................... 11,425,709     251,433       0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H...................................    643,400     196,964       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H...........................  7,586,000   1,674,693       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd..................  2,662,000     802,815       0.0%
#   CIMC Enric Holdings, Ltd...................................................  3,078,000   3,390,951       0.1%
*   CITIC Dameng Holdings, Ltd.................................................  1,439,000     145,868       0.0%
*   CITIC Resources Holdings, Ltd.............................................. 13,254,600   2,373,464       0.1%
    Citychamp Watch & Jewellery Group, Ltd..................................... 11,492,000   1,435,725       0.0%
    Clear Media, Ltd...........................................................    282,000     330,807       0.0%
*   CNNC International, Ltd....................................................    281,000     159,486       0.0%
*   Coastal Greenland, Ltd.....................................................  5,672,000     233,477       0.0%
#   Comba Telecom Systems Holdings, Ltd........................................  6,053,234   2,139,539       0.0%
#*  Comtec Solar Systems Group, Ltd............................................  4,684,000     782,666       0.0%
*   Concord New Energy Group, Ltd.............................................. 25,974,964   2,099,426       0.0%
    Coolpad Group, Ltd......................................................... 15,784,000   5,894,824       0.1%
#   Cosco International Holdings, Ltd..........................................  2,703,000   1,582,432       0.0%
    COSCO Pacific, Ltd.........................................................    551,792     869,565       0.0%
*   Coslight Technology International Group Co., Ltd...........................    820,000     489,298       0.0%
#   CP Pokphand Co., Ltd....................................................... 26,938,594   3,953,339       0.1%
#   CPMC Holdings, Ltd.........................................................  2,524,000   1,953,581       0.0%
    CT Environmental Group, Ltd................................................    904,000   1,266,501       0.0%
*   DaChan Food Asia, Ltd......................................................  1,725,955     197,961       0.0%
#   Dah Chong Hong Holdings, Ltd...............................................  4,922,000   3,072,190       0.1%
    Dalian Port PDA Co., Ltd. Class H..........................................  3,188,000   1,735,723       0.0%
#   DaMing International Holdings, Ltd.........................................    762,000     344,625       0.0%
    Daphne International Holdings, Ltd.........................................  6,714,000   1,895,459       0.0%
#   Dawnrays Pharmaceutical Holdings, Ltd......................................  2,630,943   2,221,014       0.0%
#*  DBA Telecommunication Asia Holdings, Ltd...................................  2,108,000      95,193       0.0%
    Digital China Holdings, Ltd................................................  5,320,800   8,209,009       0.2%
#   Dongjiang Environmental Co., Ltd. Class H..................................     76,150     412,840       0.0%
    Dongyue Group, Ltd.........................................................  7,432,000   3,157,340       0.1%
#*  Dynasty Fine Wines Group, Ltd..............................................  1,614,000      56,226       0.0%
    Embry Holdings, Ltd........................................................    473,000     265,993       0.0%
    EVA Precision Industrial Holdings, Ltd.....................................  5,958,435   1,926,103       0.0%
*   EverChina International Holdings Co., Ltd.................................. 17,180,000     828,753       0.0%
    Evergreen International Holdings, Ltd......................................  1,246,000     189,336       0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.....................................    977,921      70,585       0.0%
    Fantasia Holdings Group Co., Ltd........................................... 11,877,000   1,925,432       0.0%
#   First Tractor Co., Ltd. Class H............................................  2,713,176   2,449,648       0.1%
    Franshion Properties China, Ltd............................................ 23,818,300   9,592,433       0.2%
    Freetech Road Recycling Technology Holdings, Ltd...........................  2,164,000     400,464       0.0%
#   Fufeng Group, Ltd..........................................................  6,185,600   4,841,339       0.1%
#*  GCL-Poly Energy Holdings, Ltd.............................................. 36,271,000  10,922,833       0.2%
#   Geely Automobile Holdings, Ltd............................................. 28,845,000  16,264,076       0.3%
*   Global Bio-Chem Technology Group Co., Ltd..................................  9,996,800     623,025       0.0%
*   Global Sweeteners Holdings, Ltd............................................    424,951      27,172       0.0%
*   Glorious Property Holdings, Ltd............................................ 14,915,501   2,290,044       0.0%
    Goldbond Group Holdings, Ltd...............................................    210,000      13,111       0.0%
#   Golden Eagle Retail Group, Ltd.............................................  3,089,000   4,626,038       0.1%
    Golden Meditech Holdings, Ltd..............................................  4,855,193   1,063,789       0.0%
*   Goldin Properties Holdings, Ltd............................................  1,388,000   3,367,068       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    Goldlion Holdings, Ltd.....................................................  1,285,962 $   601,566       0.0%
    Goldpac Group, Ltd.........................................................     34,000      28,383       0.0%
#   GOME Electrical Appliances Holding, Ltd.................................... 57,831,000  14,814,624       0.3%
    Good Friend International Holdings, Inc....................................    404,667     128,685       0.0%
#   Goodbaby International Holdings, Ltd.......................................  4,145,000   1,898,249       0.0%
#   Greatview Aseptic Packaging Co., Ltd.......................................  4,366,000   2,636,430       0.1%
#   Greenland Hong Kong Holdings, Ltd..........................................  2,407,000   2,464,188       0.1%
#   Greentown China Holdings, Ltd..............................................  4,469,648   5,539,326       0.1%
#*  Guangdong Land Holdings, Ltd...............................................  4,396,800   1,542,386       0.0%
    Guangshen Railway Co., Ltd. Class H........................................  6,110,000   4,069,814       0.1%
    Guangzhou R&F Properties Co., Ltd..........................................  2,601,600   3,318,210       0.1%
#   Guodian Technology & Environment Group Corp., Ltd. Class H.................  5,028,000     864,684       0.0%
    Haitian International Holdings, Ltd........................................  3,051,000   7,603,967       0.1%
#   Hanergy Thin Film Power Group, Ltd......................................... 20,252,000  18,821,317       0.3%
#   Harbin Electric Co., Ltd. Class H..........................................  4,715,413   3,867,821       0.1%
    Henderson Investment, Ltd..................................................    596,000      59,062       0.0%
*   Heng Tai Consumables Group, Ltd............................................  9,486,253     173,469       0.0%
#   Hengdeli Holdings, Ltd..................................................... 14,349,399   3,218,816       0.1%
#*  Hidili Industry International Development, Ltd.............................  5,079,000     529,090       0.0%
#   Hilong Holding, Ltd........................................................  4,081,000   1,537,348       0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H........................  2,030,000   1,966,530       0.0%
*   HKC Holdings, Ltd.......................................................... 19,289,447     768,153       0.0%
    HNA Infrastructure Co., Ltd. Class H.......................................    720,000     753,394       0.0%
#   Honghua Group, Ltd.........................................................  9,782,000   1,346,232       0.0%
    Hopefluent Group Holdings, Ltd.............................................    787,670     286,497       0.0%
#   Hopewell Highway Infrastructure, Ltd.......................................  4,662,000   2,312,992       0.0%
#*  Hopson Development Holdings, Ltd...........................................  4,002,000   4,691,551       0.1%
    HOSA International, Ltd....................................................  2,302,000   1,183,011       0.0%
    Hua Han Bio-Pharmaceutical Holdings, Ltd................................... 14,445,132   3,961,057       0.1%
*   Hua Lien International Holding Co., Ltd....................................    998,000      60,401       0.0%
    Huabao International Holdings, Ltd......................................... 10,704,014  12,023,205       0.2%
    Huadian Fuxin Energy Corp., Ltd. Class H...................................  2,282,000   1,227,404       0.0%
    Huaneng Renewables Corp., Ltd. Class H..................................... 21,172,000   9,243,678       0.2%
    Inspur International, Ltd..................................................  2,056,000     580,104       0.0%
#   Intime Retail Group Co., Ltd...............................................  6,959,000   7,790,065       0.1%
*   Jinchuan Group International Resources Co., Ltd............................  2,262,000     197,781       0.0%
    Jingwei Textile Machinery Class H..........................................  1,272,000   1,952,519       0.0%
    Jintian Pharmaceutical Group, Ltd..........................................  1,843,000     980,789       0.0%
#   Ju Teng International Holdings, Ltd........................................  5,126,000   3,201,613       0.1%
    Jutal Offshore Oil Services, Ltd...........................................    728,000     153,406       0.0%
*   Kai Yuan Holdings, Ltd..................................................... 15,260,000     304,038       0.0%
#   Kaisa Group Holdings, Ltd..................................................  9,828,000   1,978,141       0.0%
    Kasen International Holdings, Ltd..........................................    222,000      28,475       0.0%
#   Kingboard Chemical Holdings, Ltd...........................................  4,036,921   7,347,214       0.1%
    Kingboard Laminates Holdings, Ltd..........................................  5,419,000   2,778,406       0.1%
#*  Kingdee International Software Group Co., Ltd.............................. 11,041,200   6,536,729       0.1%
#   Kingsoft Corp., Ltd........................................................    988,000   3,843,403       0.1%
    KWG Property Holding, Ltd.................................................. 10,280,950  10,427,425       0.2%
#*  Labixiaoxin Snacks Group, Ltd..............................................  2,222,000     257,048       0.0%
    Lai Fung Holdings, Ltd..................................................... 27,157,614     668,170       0.0%
#   Le Saunda Holdings, Ltd....................................................  1,778,000     765,265       0.0%
    Lee & Man Chemical Co., Ltd................................................    998,785     543,097       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
CHINA -- (Continued)
#   Lee & Man Paper Manufacturing, Ltd.........................................   9,066,000 $ 5,147,883       0.1%
*   Leoch International Technology, Ltd........................................   1,436,000     214,480       0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H.............................   2,353,600   1,807,983       0.0%
#*  Lifetech Scientific Corp...................................................   4,572,000     848,459       0.0%
#   Lijun International Pharmaceutical Holding Co., Ltd........................  11,234,000   4,969,792       0.1%
*   Lingbao Gold Co., Ltd. Class H.............................................     682,000     157,780       0.0%
    Livzon Pharmaceutical Group, Inc. Class H..................................     199,600   1,442,898       0.0%
    Lonking Holdings, Ltd......................................................  12,626,000   3,131,482       0.1%
*   Loudong General Nice Resources China Holdings, Ltd.........................   7,842,140   1,317,099       0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H....................................   3,676,000   1,423,672       0.0%
    Maoye International Holdings, Ltd..........................................   6,946,000   1,538,957       0.0%
#*  Microport Scientific Corp..................................................   2,349,000   1,291,837       0.0%
    MIE Holdings Corp..........................................................   5,958,000     728,729       0.0%
    MIN XIN Holdings, Ltd......................................................     568,000     538,057       0.0%
*   Mingfa Group International Co., Ltd........................................   6,599,000   2,344,192       0.1%
*   Mingyuan Medicare Development Co., Ltd.....................................   6,950,000     206,243       0.0%
    Minmetals Land, Ltd........................................................   6,738,000   1,039,993       0.0%
    Minth Group, Ltd...........................................................   3,313,000   8,277,190       0.2%
#   MMG, Ltd...................................................................   8,410,000   3,611,386       0.1%
    MOBI Development Co., Ltd..................................................   1,562,000     461,462       0.0%
*   Nan Hai Corp., Ltd.........................................................  29,650,000     400,621       0.0%
    Nature Home Holding Co., Ltd...............................................     520,000      78,665       0.0%
#   NetDragon Websoft, Inc.....................................................   1,058,044   3,236,713       0.1%
    New World Department Store China, Ltd......................................   2,838,462     815,687       0.0%
    Nine Dragons Paper Holdings, Ltd...........................................   9,746,000   7,956,798       0.1%
*   North Mining Shares Co., Ltd...............................................  15,820,000     772,222       0.0%
#   NVC Lighting Holdings, Ltd.................................................   7,010,000     603,722       0.0%
*   O-Net Communications Group, Ltd............................................   1,308,000     359,068       0.0%
    Overseas Chinese Town Asia Holdings, Ltd...................................   1,484,183     968,509       0.0%
#   Pacific Online, Ltd........................................................   2,302,365   1,233,244       0.0%
#   Parkson Retail Group, Ltd..................................................   7,495,500   1,908,719       0.0%
*   PAX Global Technology, Ltd.................................................   1,141,000   1,657,641       0.0%
    Peak Sport Products Co., Ltd...............................................   2,750,000     935,896       0.0%
#   Phoenix Satellite Television Holdings, Ltd.................................   6,366,000   2,515,063       0.1%
#   Poly Property Group Co., Ltd...............................................  14,009,000   8,975,667       0.2%
*   Pou Sheng International Holdings, Ltd......................................   8,891,806     724,172       0.0%
*   Powerlong Real Estate Holdings, Ltd........................................   6,464,000   1,399,178       0.0%
*   Prosperity International Holdings HK, Ltd..................................   5,020,000     191,070       0.0%
    Qingling Motors Co., Ltd. Class H..........................................   1,694,000     683,260       0.0%
*   Qunxing Paper Holdings Co., Ltd............................................     669,913      32,672       0.0%
*   Real Gold Mining, Ltd......................................................     300,500      10,197       0.0%
    Real Nutriceutical Group, Ltd..............................................   5,098,000   1,607,377       0.0%
#*  Renhe Commercial Holdings Co., Ltd......................................... 102,663,000   5,776,934       0.1%
#   REXLot Holdings, Ltd.......................................................  59,701,502   4,446,391       0.1%
#   Road King Infrastructure, Ltd..............................................   1,459,000   1,469,575       0.0%
    Samson Holding, Ltd........................................................   3,499,000     509,016       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.......................   6,295,000   1,772,925       0.0%
    Scud Group, Ltd............................................................   1,876,000     251,729       0.0%
#*  Semiconductor Manufacturing International Corp............................. 123,898,000  13,654,349       0.2%
*   Semiconductor Manufacturing International Corp. ADR........................      31,979     174,925       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H.............................   2,074,500   1,570,182       0.0%
    Shanghai Industrial Holdings, Ltd..........................................   2,596,000  10,350,203       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
#*  Shanghai Industrial Urban Development Group, Ltd........................... 10,316,000 $ 2,958,961       0.1%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H............  6,956,000   3,537,658       0.1%
    Shanghai Prime Machinery Co., Ltd. Class H.................................  4,298,000   1,196,540       0.0%
*   Shanghai Zendai Property, Ltd..............................................  8,390,000     374,138       0.0%
    Shengli Oil & Gas Pipe Holdings, Ltd.......................................  4,506,000     261,310       0.0%
#   Shenguan Holdings Group, Ltd...............................................  6,464,000   2,020,457       0.0%
    Shenzhen Expressway Co., Ltd. Class H......................................  4,024,400   3,870,256       0.1%
    Shenzhen International Holdings, Ltd.......................................  5,663,251  10,644,831       0.2%
    Shenzhen Investment, Ltd................................................... 16,205,378   8,920,269       0.2%
*   Shougang Concord International Enterprises Co., Ltd........................ 28,796,000   2,033,184       0.0%
#   Shougang Fushan Resources Group, Ltd....................................... 21,052,000   5,403,787       0.1%
#   Shui On Land, Ltd.......................................................... 23,796,643   7,721,374       0.1%
*   Shunfeng International Clean Energy, Ltd...................................  2,974,000   2,096,990       0.0%
    Sichuan Expressway Co., Ltd. Class H.......................................  4,984,000   2,726,210       0.1%
*   Sijia Group Co.............................................................  1,076,350      35,691       0.0%
    Silver Grant International Industries, Ltd.................................  4,750,000   1,020,711       0.0%
*   SIM Technology Group, Ltd..................................................  1,050,000      64,760       0.0%
    Sino Biopharmaceutical, Ltd................................................  4,760,000   5,428,264       0.1%
#*  Sino Oil And Gas Holdings, Ltd............................................. 71,702,766   2,068,538       0.0%
    Sino-Ocean Land Holdings, Ltd.............................................. 12,169,604  10,155,092       0.2%
*   Sinofert Holdings, Ltd..................................................... 13,929,327   3,811,286       0.1%
*   Sinolink Worldwide Holdings, Ltd........................................... 10,218,800   1,406,177       0.0%
#   SinoMedia Holding, Ltd.....................................................  1,983,000   1,158,597       0.0%
#   Sinopec Kantons Holdings, Ltd..............................................  1,632,000   1,477,066       0.0%
#   Sinosoft Technology Group, Ltd.............................................  1,890,000   1,407,457       0.0%
#*  Sinotrans Shipping, Ltd....................................................  6,209,086   1,732,579       0.0%
    Sinotrans, Ltd. Class H....................................................  9,671,000   7,401,356       0.1%
    Sinotruk Hong Kong, Ltd....................................................  3,678,500   2,628,391       0.1%
    SITC International Holdings Co., Ltd.......................................  4,577,000   3,386,372       0.1%
    Skyworth Digital Holdings, Ltd............................................. 10,365,245   9,207,123       0.2%
    SMI Holdings Group, Ltd.................................................... 14,404,066   1,596,521       0.0%
    SOHO China, Ltd............................................................  1,696,000   1,288,802       0.0%
*   Solargiga Energy Holdings, Ltd.............................................  9,199,000     467,473       0.0%
#*  Sound Global, Ltd..........................................................    193,000     183,350       0.0%
#*  Sparkle Roll Group, Ltd....................................................  6,616,000     350,076       0.0%
    Springland International Holdings, Ltd.....................................  3,982,000   1,524,502       0.0%
#   SPT Energy Group, Inc......................................................  4,844,000   1,088,164       0.0%
    SRE Group, Ltd............................................................. 16,652,346     827,187       0.0%
    Sun King Power Electronics Group...........................................    132,000      26,876       0.0%
    Sunac China Holdings, Ltd.................................................. 11,569,000  15,272,123       0.3%
#   Sunny Optical Technology Group Co., Ltd....................................  3,495,000   7,741,606       0.1%
#   TCC International Holdings, Ltd............................................  5,627,098   2,359,868       0.1%
#   TCL Communication Technology Holdings, Ltd.................................  3,218,198   3,433,411       0.1%
#   TCL Multimedia Technology Holdings, Ltd....................................  3,322,510   2,730,587       0.1%
*   Technovator International, Ltd.............................................    340,000     330,346       0.0%
#   Tenfu Cayman Holdings Co., Ltd.............................................    185,000      81,411       0.0%
    Texhong Textile Group, Ltd.................................................  1,890,000   2,262,997       0.0%
    Tian An China Investment Co., Ltd..........................................  1,383,000     910,589       0.0%
    Tian Shan Development Holding, Ltd.........................................  1,600,000     711,645       0.0%
    Tiande Chemical Holdings, Ltd..............................................     64,000      14,890       0.0%
#   Tiangong International Co., Ltd............................................  7,880,000   1,558,441       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H...........  1,572,000   1,649,737       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                             ---------- ----------- ---------------
CHINA -- (Continued)
    Tianjin Development Hldgs, Ltd..........................  2,116,000 $ 2,000,522       0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H.......  2,970,000     631,850       0.0%
    Tianjin Port Development Holdings, Ltd.................. 10,556,800   3,395,462       0.1%
#   Tianneng Power International, Ltd.......................  4,420,048   2,160,284       0.0%
#   Tibet 5100 Water Resources Holdings, Ltd................  7,163,000   2,750,799       0.1%
    Time Watch Investments, Ltd.............................  1,456,000     245,620       0.0%
#   Tomson Group, Ltd.......................................  1,120,751     329,856       0.0%
#   Tong Ren Tang Technologies Co., Ltd. Class H............  3,302,000   5,775,159       0.1%
    Tongda Group Holdings, Ltd.............................. 16,750,000   3,013,740       0.1%
    Tonly Electronics Holdings, Ltd.........................    431,176     372,189       0.0%
    Top Spring International Holdings, Ltd..................    150,500      64,459       0.0%
#   Towngas China Co., Ltd..................................  5,430,000   5,809,186       0.1%
    TPV Technology, Ltd.....................................  4,889,964   1,192,348       0.0%
    Travelsky Technology, Ltd. Class H......................  4,569,090   8,894,825       0.2%
#   Trigiant Group, Ltd.....................................  3,526,000     927,187       0.0%
*   Trony Solar Holdings Co., Ltd...........................  1,757,000      26,750       0.0%
#   Truly International Holdings, Ltd.......................  8,033,573   3,791,635       0.1%
#   Uni-President China Holdings, Ltd.......................  5,570,000   4,496,798       0.1%
*   United Energy Group, Ltd................................ 13,116,450   2,024,515       0.0%
#*  V1 Group, Ltd........................................... 20,329,600   2,138,207       0.0%
#*  Wanda Hotel Development Co., Ltd........................    380,000      82,404       0.0%
    Wanguo International Mining Group, Ltd..................    308,000      83,355       0.0%
    Wasion Group Holdings, Ltd..............................  2,898,000   4,562,375       0.1%
    Weiqiao Textile Co. Class H.............................  2,785,500   2,075,268       0.0%
    Welling Holding, Ltd....................................  5,890,000   1,532,361       0.0%
    West China Cement, Ltd.................................. 16,556,000   2,807,863       0.1%
*   Winsway Enterprises Holdings, Ltd.......................  6,894,000     239,690       0.0%
#   Wisdom Holdings Group...................................  3,767,000   3,275,877       0.1%
    World Wide Touch Technology Holdings, Ltd...............  3,216,000     410,709       0.0%
#   Wumart Stores, Inc. Class H.............................  2,513,000   2,189,994       0.0%
    Wuzhou International Holdings, Ltd......................  2,748,000     482,262       0.0%
#   Xiamen International Port Co., Ltd. Class H.............  6,010,000   3,314,723       0.1%
*   Xiao Nan Guo Restaurants Holdings, Ltd..................    792,000     105,202       0.0%
    Xingda International Holdings, Ltd......................  5,577,000   1,811,424       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H..    307,103     383,127       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H.......  4,511,598   1,012,005       0.0%
    Xiwang Special Steel Co., Ltd...........................  3,409,000     570,096       0.0%
    XTEP International Holdings, Ltd........................  3,849,000   1,395,162       0.0%
*   Yanchang Petroleum International, Ltd................... 26,870,000   1,225,823       0.0%
    Yingde Gases Group Co., Ltd.............................  5,983,500   5,219,908       0.1%
#   Yip's Chemical Holdings, Ltd............................  1,734,000   1,053,606       0.0%
    Youyuan International Holdings, Ltd.....................  1,403,700     335,267       0.0%
    Yuanda China Holdings, Ltd.............................. 12,566,000   1,084,178       0.0%
    Yuexiu Property Co., Ltd................................ 47,444,284  11,601,135       0.2%
#   Yuexiu Transport Infrastructure, Ltd....................  3,850,018   2,820,395       0.1%
#   Yuzhou Properties Co., Ltd..............................  6,069,120   1,761,391       0.0%
#*  Zall Development Group, Ltd.............................  4,266,000   1,552,425       0.0%
#   Zhaojin Mining Industry Co., Ltd........................  5,505,000   3,957,215       0.1%
    Zhejiang Expressway Co., Ltd. Class H...................  1,772,000   2,827,962       0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H.  1,008,200     791,159       0.0%
#   Zhong An Real Estate, Ltd...............................  5,486,400     779,005       0.0%
#   Zhongsheng Group Holdings, Ltd..........................  3,328,500   3,037,764       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                    ---------- ------------ ---------------
CHINA -- (Continued)
    Zhuzhou CSR Times Electric Co., Ltd. Class H...................    725,000 $  6,136,849       0.1%
                                                                               ------------      ----
TOTAL CHINA........................................................             960,944,515      16.8%
                                                                               ------------      ----
COLOMBIA -- (0.1%)
    Bolsa de Valores de Colombia................................... 22,283,259      196,452       0.0%
    Celsia SA ESP..................................................    718,686    1,523,662       0.1%
*   Cemex Latam Holdings SA........................................     81,384      454,411       0.0%
    Constructora Conconcreto SA....................................    293,150      144,298       0.0%
    Empresa de Telecomunicaciones de Bogota........................  1,981,412      395,118       0.0%
*   Fabricato SA...................................................    363,443        2,411       0.0%
    Grupo Odinsa SA................................................     42,383      168,323       0.0%
    Isagen SA ESP..................................................    440,925      589,566       0.0%
    Mineros SA.....................................................    102,961       76,183       0.0%
                                                                               ------------      ----
TOTAL COLOMBIA.....................................................               3,550,424       0.1%
                                                                               ------------      ----
GREECE -- (0.4%)
    Aegean Airlines SA.............................................    246,576    2,078,953       0.1%
*   Astir Palace Hotel SA..........................................     64,311      170,265       0.0%
    Athens Water Supply & Sewage Co. SA (The)......................    138,786      778,405       0.0%
*   Attica Bank SA.................................................  1,077,474       60,419       0.0%
    Bank of Greece.................................................    142,930    1,526,798       0.0%
*   Ellaktor SA....................................................    909,399    2,041,530       0.0%
    Elval--Hellenic Aluminium Industry SA..........................     61,004       87,354       0.0%
*   Fourlis Holdings SA............................................    283,268      772,803       0.0%
*   Frigoglass SAIC................................................    167,513      301,293       0.0%
*   GEK Terna Holding Real Estate Construction SA..................    475,188      944,817       0.0%
    Hellenic Exchanges SA Holding Clearing Settlement and Registry.    536,300    3,492,669       0.1%
    Iaso SA........................................................    234,070      168,362       0.0%
*   Intracom Holdings SA...........................................    686,768      352,652       0.0%
*   Intralot SA-Integrated Lottery Systems & Services..............    865,039    1,583,159       0.0%
*   Lamda Development SA...........................................     92,510      357,891       0.0%
*   Marfin Investment Group Holdings SA............................  6,320,159    1,083,018       0.0%
    Metka SA.......................................................    188,510    1,758,208       0.0%
    Motor Oil Hellas Corinth Refineries SA.........................    276,428    2,420,526       0.1%
*   Mytilineos Holdings SA.........................................    437,130    3,014,758       0.1%
    Piraeus Port Authority SA......................................     42,172      664,902       0.0%
*   Sarantis SA....................................................     96,712      878,247       0.0%
    Terna Energy SA................................................    257,713      773,743       0.0%
                                                                               ------------      ----
TOTAL GREECE.......................................................              25,310,772       0.4%
                                                                               ------------      ----
HONG KONG -- (0.0%)
*   China Public Procurement, Ltd..................................  8,824,000      284,020       0.0%
                                                                               ------------      ----
HUNGARY -- (0.0%)
*   Danubius Hotel and Spa P.L.C...................................     23,107      479,769       0.0%
*   FHB Mortgage Bank P.L.C........................................     27,009       77,847       0.0%
                                                                               ------------      ----
TOTAL HUNGARY......................................................                 557,616       0.0%
                                                                               ------------      ----
INDIA -- (11.9%)
*   3M India, Ltd..................................................      5,470      677,333       0.0%
    Aarti Industries...............................................    183,448      907,636       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
  INDIA -- (Continued)
      Aban Offshore, Ltd................   181,463 $ 1,117,922       0.0%
  *   ABG Shipyard, Ltd.................   229,253     727,335       0.0%
  *   Adani Power, Ltd.................. 5,260,020   3,565,648       0.1%
  *   Advanta, Ltd......................   185,203   1,340,631       0.0%
      Aegis Logistics, Ltd..............   107,854   1,170,348       0.0%
      Agro Tech Foods, Ltd..............    62,964     630,191       0.0%
      Ahmednagar Forgings, Ltd..........   110,584     396,642       0.0%
      AIA Engineering, Ltd..............   224,968   4,080,187       0.1%
      Ajanta Pharma, Ltd................   294,751   5,859,979       0.1%
      Akzo Nobel India, Ltd.............    67,372   1,487,774       0.0%
      Alembic Pharmaceuticals, Ltd......   537,356   3,972,732       0.1%
      Alembic, Ltd......................   624,014     356,930       0.0%
  *   Allahabad Bank.................... 1,701,490   2,749,529       0.1%
      Allcargo Logistics, Ltd...........   168,352     871,210       0.0%
  *   Alok Industries, Ltd.............. 6,468,731     691,340       0.0%
      Alstom India, Ltd.................   199,180   2,243,000       0.1%
      Alstom T&D India, Ltd.............   110,087     891,894       0.0%
      Amara Raja Batteries, Ltd.........   582,170   7,291,308       0.1%
      Amtek Auto, Ltd...................   870,097   2,182,996       0.1%
      Amtek India, Ltd..................   557,631     923,569       0.0%
      Anant Raj, Ltd.................... 1,147,745     703,647       0.0%
  *   Andhra Bank....................... 1,695,480   2,040,555       0.0%
      Apar Industries, Ltd..............    93,549     529,850       0.0%
      Apollo Hospitals Enterprise, Ltd..    65,541   1,180,391       0.0%
      Apollo Tyres, Ltd................. 1,991,620   5,436,613       0.1%
      Arvind, Ltd....................... 1,651,933   6,621,869       0.1%
  *   Asahi India Glass, Ltd............   409,958     858,868       0.0%
  *   Ashok Leyland, Ltd................ 8,562,959   9,386,943       0.2%
      Atul, Ltd.........................    79,203   1,442,447       0.0%
      Aurobindo Pharma, Ltd.............   564,009  11,403,870       0.2%
      Automotive Axles, Ltd.............    11,656     138,805       0.0%
      Bajaj Corp., Ltd..................   354,159   2,441,994       0.1%
      Bajaj Electricals, Ltd............   252,837     938,821       0.0%
      Bajaj Finance, Ltd................    59,492   3,755,036       0.1%
      Bajaj Finserv, Ltd................   100,490   2,246,557       0.1%
  *   Bajaj Hindusthan Sugar, Ltd....... 1,721,602     462,604       0.0%
      Bajaj Holdings & Investment, Ltd..   116,894   2,379,138       0.1%
      Balkrishna Industries, Ltd........   243,487   2,953,141       0.1%
      Ballarpur Industries, Ltd......... 1,878,459     408,002       0.0%
      Balmer Lawrie & Co., Ltd..........   111,347   1,002,193       0.0%
  *   Balrampur Chini Mills, Ltd........ 1,484,000   1,066,223       0.0%
  *   Bank of India..................... 1,521,136   5,199,721       0.1%
  *   Bank Of Maharashtra............... 1,124,781     658,060       0.0%
      Bannari Amman Sugars, Ltd.........    15,663     212,700       0.0%
      BASF India, Ltd...................    82,410   1,438,784       0.0%
      Bata India, Ltd...................   145,561   2,337,018       0.1%
      BEML, Ltd.........................   224,568   3,468,744       0.1%
      Berger Paints India, Ltd.......... 2,005,250   6,645,491       0.1%
      BGR Energy Systems, Ltd...........   161,858     306,813       0.0%
      Bharat Forge, Ltd.................   444,476   8,767,429       0.2%
      Bhushan Steel, Ltd................   241,443     233,303       0.0%
      Biocon, Ltd.......................   508,356   3,639,335       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                     --------- ---------- ---------------
INDIA -- (Continued)
    Birla Corp., Ltd................................   160,261 $1,086,834       0.0%
    Blue Dart Express, Ltd..........................    33,009  2,991,121       0.1%
    Blue Star, Ltd..................................   242,496  1,175,387       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.......... 1,270,486  1,286,338       0.0%
    Brigade Enterprises, Ltd........................   175,658    423,395       0.0%
    Britannia Industries, Ltd.......................   159,092  5,495,339       0.1%
    Canara Bank.....................................     9,755     58,041       0.0%
    Carborundum Universal, Ltd......................   329,688    933,792       0.0%
    CCL Products India, Ltd.........................   436,081  1,303,643       0.0%
    Ceat, Ltd.......................................   203,257  2,443,467       0.1%
*   Central Bank Of India...........................   412,584    675,210       0.0%
    Century Plyboards India, Ltd....................   478,579  1,539,449       0.0%
    Century Textiles & Industries, Ltd..............   624,260  7,249,425       0.1%
    CESC, Ltd.......................................   589,707  5,082,787       0.1%
    Chambal Fertilizers & Chemicals, Ltd............ 1,520,950  1,578,195       0.0%
*   Chennai Petroleum Corp., Ltd....................   459,696    660,993       0.0%
    Cholamandalam Investment and Finance Co., Ltd...    71,956    666,841       0.0%
    City Union Bank, Ltd............................ 1,585,661  2,340,035       0.1%
    Clariant Chemicals India, Ltd...................    73,106    979,738       0.0%
*   Claris Lifesciences, Ltd........................    82,834    319,201       0.0%
    CMC, Ltd........................................    65,297  1,949,713       0.0%
    Coromandel International, Ltd...................   537,604  1,951,847       0.0%
    Corp. Bank...................................... 1,286,717  1,149,750       0.0%
    Cox & Kings, Ltd................................   680,284  3,287,487       0.1%
    CRISIL, Ltd.....................................    59,292  1,844,694       0.0%
    Crompton Greaves, Ltd........................... 2,902,612  7,670,898       0.1%
    Cyient, Ltd.....................................   350,955  2,685,890       0.1%
    Dalmia Bharat, Ltd..............................   105,109    723,747       0.0%
    DB Corp., Ltd...................................    43,770    252,402       0.0%
*   DB Realty, Ltd..................................   938,261    948,238       0.0%
*   DCB Bank, Ltd................................... 1,837,835  3,519,782       0.1%
    DCM Shriram, Ltd................................   260,162    486,461       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd..   288,668    602,494       0.0%
    Delta Corp., Ltd................................   901,455  1,119,101       0.0%
*   DEN Networks, Ltd...............................   414,215    845,921       0.0%
    Dena Bank....................................... 1,576,287  1,213,953       0.0%
    Dewan Housing Finance Corp., Ltd................    27,941    196,042       0.0%
*   Dish TV India, Ltd.............................. 3,910,955  4,667,228       0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd........   337,020    834,902       0.0%
    Dredging Corp. Of India, Ltd....................     4,035     22,777       0.0%
*   Dynamatic Technologies, Ltd.....................     2,375    119,570       0.0%
    eClerx Services, Ltd............................    92,486  2,285,565       0.1%
    Edelweiss Financial Services, Ltd............... 2,029,440  1,980,501       0.0%
    Eicher Motors, Ltd..............................    25,233  6,076,692       0.1%
    EID Parry India, Ltd............................   539,108  1,383,850       0.0%
    EIH, Ltd........................................   948,297  1,577,807       0.0%
    Electrosteel Castings, Ltd......................   711,611    200,480       0.0%
    Elgi Equipments, Ltd............................   238,521    517,606       0.0%
    Emami, Ltd......................................   142,377  2,082,213       0.1%
    Engineers India, Ltd............................   721,289  2,071,927       0.1%
    Entertainment Network India, Ltd................    61,885    672,658       0.0%
*   Eros International Media, Ltd...................   280,605  1,820,322       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                          ---------- ---------- ---------------
INDIA -- (Continued)
    Escorts, Ltd.........................................    643,674 $1,261,544       0.0%
*   Ess Dee Aluminium, Ltd...............................    100,468    368,710       0.0%
*   Essar Oil, Ltd.......................................  2,063,648  3,533,258       0.1%
    Essar Ports, Ltd.....................................    509,327    940,966       0.0%
    Essel Propack, Ltd...................................    481,828    958,675       0.0%
    Eveready Industries India, Ltd.......................    208,926    908,130       0.0%
    Exide Industries, Ltd................................  2,227,581  5,965,651       0.1%
    FAG Bearings India, Ltd..............................     32,397  2,036,745       0.0%
    FDC, Ltd.............................................    458,029  1,104,968       0.0%
    Federal Bank, Ltd....................................  4,709,623  9,715,975       0.2%
*   Federal-Mogul Goetze India, Ltd......................     72,593    545,620       0.0%
    Financial Technologies India, Ltd....................    124,447    338,377       0.0%
    Finolex Cables, Ltd..................................    764,037  3,236,175       0.1%
    Finolex Industries, Ltd..............................    411,268  1,770,693       0.0%
*   Firstsource Solutions, Ltd...........................  2,015,168    938,758       0.0%
*   Fortis Healthcare, Ltd...............................  1,162,654  2,858,059       0.1%
*   Future Consumer Enterprise, Ltd......................  4,872,160    868,079       0.0%
    Future Lifestyle Fashions, Ltd.......................     21,868     26,764       0.0%
    Future Retail, Ltd...................................    928,426  1,679,043       0.0%
    Gabriel India, Ltd...................................    529,591    675,120       0.0%
*   Gammon Infrastructure Projects, Ltd..................    430,528     87,684       0.0%
    Gateway Distriparks, Ltd.............................    590,287  3,276,359       0.1%
    Gati, Ltd............................................    220,146    695,342       0.0%
    GHCL, Ltd............................................     66,113     80,707       0.0%
    Gillette India, Ltd..................................     14,470    984,972       0.0%
    Global Offshore Services, Ltd........................     75,764    626,565       0.0%
    GMR Infrastructure, Ltd.............................. 15,201,104  3,579,151       0.1%
    Godfrey Phillips India, Ltd..........................     33,429    259,456       0.0%
    Godrej Industries, Ltd...............................    291,266  1,694,214       0.0%
    Godrej Properties, Ltd...............................    569,541  2,193,401       0.1%
    Graphite India, Ltd..................................    397,865    530,841       0.0%
    Great Eastern Shipping Co., Ltd. (The)...............    527,626  2,794,132       0.1%
    Greaves Cotton, Ltd..................................    679,340  1,465,668       0.0%
    Grindwell Norton, Ltd................................     20,536    206,967       0.0%
    Gruh Finance, Ltd....................................    222,390    860,347       0.0%
*   GTL Infrastructure, Ltd..............................    286,188     10,094       0.0%
    Gujarat Alkalies & Chemicals, Ltd....................    209,464    557,206       0.0%
    Gujarat Fluorochemicals, Ltd.........................    215,721  2,104,363       0.1%
*   Gujarat Gas Co., Ltd.................................    295,808  3,324,081       0.1%
    Gujarat Industries Power Co., Ltd....................     98,741    130,192       0.0%
    Gujarat Mineral Development Corp., Ltd...............    792,668  1,257,118       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..    350,398    385,799       0.0%
*   Gujarat Pipavav Port, Ltd............................    904,219  3,164,124       0.1%
    Gujarat State Fertilisers & Chemicals, Ltd...........    969,096  1,159,263       0.0%
    Gujarat State Petronet, Ltd..........................  1,579,823  2,988,638       0.1%
    Gulf Oil Corp., Ltd..................................     76,450    194,490       0.0%
    Gulf Oil Lubricants India, Ltd.......................     76,450    539,423       0.0%
*   GVK Power & Infrastructure, Ltd......................  6,769,418    914,605       0.0%
*   Hathway Cable & Datacom, Ltd.........................  1,902,964  1,588,145       0.0%
    Havells India, Ltd...................................  2,134,174  9,409,460       0.2%
*   HCL Infosystems, Ltd.................................    626,484    428,109       0.0%
    HEG, Ltd.............................................     94,448    316,638       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                ---------- ---------- ---------------
INDIA -- (Continued)
*   HeidelbergCement India, Ltd................    793,145 $  875,876       0.0%
*   Hexa Tradex, Ltd...........................     73,518     25,788       0.0%
    Hexaware Technologies, Ltd.................  1,621,942  7,160,699       0.1%
    Hikal, Ltd.................................     77,780    169,851       0.0%
*   Himachal Futuristic Communications, Ltd....  5,324,182  1,126,621       0.0%
    Hinduja Global Solutions, Ltd..............     30,903    264,349       0.0%
    Hinduja Ventures, Ltd......................     36,075    250,064       0.0%
*   Hindustan Construction Co., Ltd............  1,572,759    777,311       0.0%
    Hindustan Petroleum Corp., Ltd.............    225,615  2,225,794       0.1%
    Hitachi Home & Life Solutions India, Ltd...     64,496  1,517,580       0.0%
    Honeywell Automation India, Ltd............     13,295  1,610,397       0.0%
*   Hotel Leela Venture, Ltd...................    540,246    153,216       0.0%
*   Housing Development & Infrastructure, Ltd..  3,402,874  6,344,360       0.1%
    HSIL, Ltd..................................    246,915  1,492,153       0.0%
    HT Media, Ltd..............................    523,901    898,124       0.0%
    Huhtamaki PPL, Ltd.........................    114,748    404,076       0.0%
    ICRA, Ltd..................................        740     52,331       0.0%
    IDBI Bank, Ltd.............................  4,198,441  4,946,841       0.1%
*   IFB Industries, Ltd........................      5,517     52,093       0.0%
    IIFL Holdings, Ltd.........................  1,384,402  3,812,034       0.1%
    IL&FS Transportation Networks, Ltd.........    592,746  1,574,197       0.0%
*   India Cements, Ltd. (The)..................  2,289,120  3,304,570       0.1%
    Indiabulls Housing Finance, Ltd............    357,294  3,315,996       0.1%
    Indian Bank................................    701,947  1,554,683       0.0%
*   Indian Hotels Co., Ltd.....................  2,778,246  4,784,137       0.1%
    Indian Overseas Bank.......................  1,962,918  1,365,910       0.0%
    Indoco Remedies, Ltd.......................    279,744  1,536,637       0.0%
    Indraprastha Gas, Ltd......................    468,548  3,044,250       0.1%
    Info Edge India, Ltd.......................    158,914  1,932,550       0.0%
    Ingersoll-Rand India, Ltd..................     91,519  1,389,810       0.0%
*   Inox Leisure, Ltd..........................    344,932    886,331       0.0%
*   Intellect Design Arena, Ltd................    628,348  1,134,592       0.0%
*   International Paper APPM, Ltd..............     57,705    256,691       0.0%
    Ipca Laboratories, Ltd.....................    370,908  3,756,015       0.1%
    IRB Infrastructure Developers, Ltd.........  1,548,200  5,708,982       0.1%
    ITD Cementation India, Ltd.................     13,533    148,629       0.0%
    J Kumar Infraprojects, Ltd.................      5,195     50,231       0.0%
    Jagran Prakashan, Ltd......................    774,450  1,360,478       0.0%
    Jai Corp., Ltd.............................    104,735     93,512       0.0%
    Jain Irrigation Systems, Ltd...............  3,020,099  2,722,904       0.1%
*   Jaiprakash Associates, Ltd................. 12,131,929  3,982,189       0.1%
*   Jaiprakash Power Ventures, Ltd.............  6,325,569    864,978       0.0%
    Jammu & Kashmir Bank, Ltd. (The)...........  1,961,819  2,983,391       0.1%
*   Jaypee Infratech, Ltd......................  3,515,447    922,094       0.0%
    JB Chemicals & Pharmaceuticals, Ltd........    253,609    863,625       0.0%
    JBF Industries, Ltd........................    183,247    667,997       0.0%
    Jindal Drilling & Industries, Ltd..........      4,327     11,442       0.0%
    Jindal Poly Films, Ltd.....................    104,923    365,238       0.0%
    Jindal Saw, Ltd............................  1,547,608  1,670,226       0.0%
*   Jindal Stainless, Ltd......................    380,310    224,758       0.0%
    Jindal Steel & Power, Ltd..................  2,612,872  5,703,012       0.1%
    JK Cement, Ltd.............................    193,891  1,925,987       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
INDIA -- (Continued)
    JK Lakshmi Cement, Ltd.......................   452,644 $2,548,121       0.1%
    JK Tyre & Industries, Ltd....................   860,299  1,612,392       0.0%
    JM Financial, Ltd............................ 2,073,645  1,530,386       0.0%
    JSW Energy, Ltd.............................. 2,082,694  3,730,822       0.1%
*   JSW Holdings, Ltd............................    16,768    303,572       0.0%
*   Jubilant Foodworks, Ltd......................   300,515  7,132,043       0.1%
    Jubilant Life Sciences, Ltd..................   544,358  1,303,366       0.0%
    Just Dial, Ltd...............................   144,759  2,434,120       0.1%
    Jyothy Laboratories, Ltd.....................   412,538  1,615,293       0.0%
    Kajaria Ceramics, Ltd........................   300,412  3,639,145       0.1%
*   Kakinada Fertilizers, Ltd....................   632,948     20,947       0.0%
    Kalpataru Power Transmission, Ltd............   470,345  1,693,403       0.0%
    Kansai Nerolac Paints, Ltd...................   331,166  1,167,284       0.0%
    Karnataka Bank, Ltd. (The)................... 1,400,330  2,775,658       0.1%
    Karur Vysya Bank, Ltd. (The).................   429,622  3,249,169       0.1%
    Kaveri Seed Co., Ltd.........................   202,438  2,649,533       0.1%
    KEC International, Ltd.......................   767,208  1,186,940       0.0%
*   Kesoram Industries, Ltd......................   461,304    906,057       0.0%
    Kewal Kiran Clothing, Ltd....................     1,598     55,995       0.0%
    Kirloskar Brothers, Ltd......................       817      2,576       0.0%
    Kirloskar Oil Engines, Ltd...................   237,212  1,013,203       0.0%
    Kolte-Patil Developers, Ltd..................   185,065    623,343       0.0%
    Kotak Mahindra Bank, Ltd.....................    15,316    320,820       0.0%
    KPIT Technologies, Ltd....................... 1,019,605  1,689,918       0.0%
    KRBL, Ltd....................................   461,405  1,141,637       0.0%
    KSB Pumps, Ltd...............................    51,306    456,488       0.0%
*   KSK Energy Ventures, Ltd.....................   189,206    172,274       0.0%
    Lakshmi Machine Works, Ltd...................    27,921  1,643,658       0.0%
    Lakshmi Vilas Bank, Ltd. (The)...............   727,633  1,175,074       0.0%
*   Lanco Infratech, Ltd......................... 6,716,064    543,612       0.0%
*   Mahanagar Telephone Nigam, Ltd............... 1,095,049    310,472       0.0%
    Maharashtra Seamless, Ltd....................   210,955    699,461       0.0%
    Mahindra & Mahindra Financial Services, Ltd..   214,465    906,214       0.0%
*   Mahindra CIE Automotive, Ltd.................    73,042    218,579       0.0%
    Mahindra Holidays & Resorts India, Ltd.......   226,940    921,071       0.0%
    Mahindra Lifespace Developers, Ltd...........   115,825    843,479       0.0%
    Mandhana Industries, Ltd.....................    42,936    185,428       0.0%
*   Mangalore Refinery & Petrochemicals, Ltd..... 1,693,120  1,863,487       0.0%
*   Marico Kaya Enterprises, Ltd.................     6,469    167,851       0.0%
    Mastek, Ltd..................................    47,137    287,166       0.0%
    MAX India, Ltd...............................   931,335  6,245,650       0.1%
    McLeod Russel India, Ltd.....................   459,139  1,742,695       0.0%
    Mercator, Ltd................................   501,192    131,945       0.0%
    Merck, Ltd...................................    62,578    823,041       0.0%
    MindTree, Ltd................................   323,800  6,224,827       0.1%
    MOIL, Ltd....................................   158,280    629,967       0.0%
    Monsanto India, Ltd..........................    50,797  2,290,247       0.1%
    Motherson Sumi Systems, Ltd..................   754,249  5,992,062       0.1%
    Motilal Oswal Financial Services, Ltd........    45,175    211,956       0.0%
    Mphasis, Ltd.................................   469,051  2,891,816       0.1%
    MPS, Ltd.....................................    22,289    317,343       0.0%
    MRF, Ltd.....................................     9,737  5,643,613       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                      --------- ---------- ---------------
INDIA -- (Continued)
    Natco Pharma, Ltd................................   109,983 $3,684,128       0.1%
    National Aluminium Co., Ltd...................... 1,265,013    943,542       0.0%
    Nava Bharat Ventures, Ltd........................    13,117     33,793       0.0%
    Navneet Education, Ltd...........................   659,686    952,331       0.0%
    NCC, Ltd......................................... 4,896,360  7,002,882       0.1%
    NESCO, Ltd.......................................    40,456  1,026,421       0.0%
    NIIT Technologies, Ltd...........................   316,328  1,744,597       0.0%
    NIIT, Ltd........................................   167,888     95,346       0.0%
*   Nirvikara Paper Mills, Ltd.......................    25,924     19,469       0.0%
    Nitin Fire Protection Industries, Ltd............   824,985    434,727       0.0%
    Noida Toll Bridge Co., Ltd.......................   126,184     66,904       0.0%
    Oberoi Realty, Ltd...............................   413,647  1,741,975       0.0%
    OCL India, Ltd...................................    67,894    428,084       0.0%
    OMAXE, Ltd.......................................   550,780  1,150,015       0.0%
    Orient Cement, Ltd...............................   351,095    937,946       0.0%
    Oriental Bank of Commerce........................ 1,139,579  3,656,404       0.1%
    Orissa Minerals Development Co., Ltd.............     6,645    268,519       0.0%
*   Oswal Chemicals & Fertilizers, Ltd...............    29,723      9,400       0.0%
    Page Industries, Ltd.............................    28,297  6,031,380       0.1%
*   Parsvnath Developers, Ltd........................   652,167    217,671       0.0%
*   Patel Engineering, Ltd...........................    17,376     21,921       0.0%
    PC Jeweller, Ltd.................................   443,730  2,409,442       0.1%
    Peninsula Land, Ltd..............................   559,353    245,754       0.0%
    Persistent Systems, Ltd..........................   201,478  2,240,711       0.1%
    Petronet LNG, Ltd................................ 1,501,665  4,105,743       0.1%
*   Pfizer, Ltd......................................    89,525  2,962,736       0.1%
    Phoenix Mills, Ltd. (The)........................   282,803  1,606,220       0.0%
    PI Industries, Ltd...............................   383,968  3,952,128       0.1%
    Pidilite Industries, Ltd.........................   205,521  1,825,507       0.0%
*   Pipavav Defence & Offshore Engineering Co., Ltd.. 1,532,809  1,382,090       0.0%
    Piramal Enterprises, Ltd.........................   237,828  3,563,768       0.1%
*   Plethico Pharmaceuticals, Ltd....................    68,473     31,517       0.0%
    Polaris Consulting & Services, Ltd...............   635,637  1,555,270       0.0%
    Praj Industries, Ltd.............................   655,921    623,956       0.0%
    Prakash Industries, Ltd..........................   219,127    137,717       0.0%
    Prestige Estates Projects, Ltd...................   620,571  2,378,651       0.1%
*   Prism Cement, Ltd................................   645,641  1,065,014       0.0%
    PTC India Financial Services, Ltd................ 1,970,428  1,649,210       0.0%
    PTC India, Ltd................................... 2,429,356  2,718,171       0.1%
*   Punj Lloyd, Ltd.................................. 1,344,331    607,904       0.0%
    Punjab & Sind Bank...............................   445,662    347,815       0.0%
    Puravankara Projects, Ltd........................   379,585    394,902       0.0%
    Radico Khaitan, Ltd..............................   553,179    787,865       0.0%
    Rain Industries, Ltd............................. 1,027,104    713,822       0.0%
    Rajesh Exports, Ltd..............................   106,849    389,465       0.0%
    Rallis India, Ltd................................   689,780  2,343,984       0.1%
    Ramco Cements, Ltd. (The)........................   540,933  2,625,664       0.1%
*   Ramco Systems, Ltd...............................     4,964     48,452       0.0%
    Ratnamani Metals & Tubes, Ltd....................    45,912    489,616       0.0%
    Raymond, Ltd.....................................   322,619  2,260,732       0.1%
    Redington India, Ltd............................. 1,530,378  2,867,998       0.1%
*   REI Agro, Ltd.................................... 2,301,465     27,177       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                             --------- ---------- ---------------
INDIA -- (Continued)
    Relaxo Footwears, Ltd...................    26,873 $  304,134       0.0%
*   Reliance Communications, Ltd............ 2,665,243  2,543,764       0.1%
    Reliance Infrastructure, Ltd............   935,969  6,112,576       0.1%
*   Reliance Power, Ltd..................... 3,014,498  2,683,063       0.1%
    Rolta India, Ltd........................   839,332  1,527,285       0.0%
    Ruchi Soya Industries, Ltd.............. 1,062,915    681,410       0.0%
    Sadbhav Engineering, Ltd................   314,907  1,480,795       0.0%
*   Sanghvi Movers, Ltd.....................     3,874     18,556       0.0%
    Sanofi India, Ltd.......................    30,502  1,593,833       0.0%
*   Schneider Electric Infrastructure, Ltd..    40,849    120,811       0.0%
    Shasun Pharmaceuticals, Ltd.............   147,908    732,691       0.0%
*   Shipping Corp. of India, Ltd............ 1,319,440    974,141       0.0%
    Shoppers Stop, Ltd......................    18,636    102,992       0.0%
*   Shree Renuka Sugars, Ltd................ 3,891,230    762,100       0.0%
    Simplex Infrastructures, Ltd............   100,324    670,996       0.0%
    Sintex Industries, Ltd.................. 2,865,480  5,007,677       0.1%
*   SITI Cable Network, Ltd.................   904,057    485,219       0.0%
    SJVN, Ltd............................... 2,558,418    965,406       0.0%
    SKF India, Ltd..........................   127,807  2,834,051       0.1%
    SML ISUZU, Ltd..........................    47,570    967,994       0.0%
    Sobha, Ltd..............................   475,492  2,930,687       0.1%
    Solar Industries India, Ltd.............    25,572  1,364,152       0.0%
    Sona Koyo Steering Systems, Ltd.........   301,545    250,938       0.0%
    Sonata Software, Ltd....................   351,326    868,574       0.0%
    South Indian Bank, Ltd. (The)........... 4,504,064  1,720,928       0.0%
*   Spice Mobility, Ltd.....................     7,078      2,843       0.0%
    SREI Infrastructure Finance, Ltd........   223,216    139,084       0.0%
    SRF, Ltd................................   185,591  2,890,964       0.1%
    Star Ferro and Cement, Ltd..............   137,796    341,994       0.0%
    State Bank of Bikaner & Jaipur..........   140,255  1,223,872       0.0%
    State Bank of Travancore................    94,759    654,584       0.0%
    Sterlite Technologies, Ltd.............. 1,229,996  1,164,533       0.0%
    Strides Arcolab, Ltd....................   338,221  5,520,013       0.1%
    Styrolution ABS India, Ltd..............    23,441    235,709       0.0%
*   Sun Pharma Advanced Research Co., Ltd...   683,215  4,285,236       0.1%
    Sun TV Network, Ltd.....................   336,161  1,846,291       0.0%
    Sundaram Finance, Ltd...................    34,562    796,748       0.0%
    Sundaram-Clayton, Ltd...................     3,890    114,640       0.0%
    Sundram Fasteners, Ltd..................   571,125  1,601,012       0.0%
    Supreme Industries, Ltd.................   284,198  3,075,485       0.1%
    Supreme Petrochem, Ltd..................   103,075    112,597       0.0%
*   Surana Industries, Ltd..................    14,879      5,909       0.0%
    Swaraj Engines, Ltd.....................    17,507    221,730       0.0%
    Syndicate Bank.......................... 2,207,857  3,453,673       0.1%
    TAKE Solutions, Ltd.....................   225,127    367,603       0.0%
    Tamil Nadu Newsprint & Papers, Ltd......   115,331    242,511       0.0%
    Tata Chemicals, Ltd.....................   421,074  2,825,178       0.1%
    Tata Communications, Ltd................   806,026  5,534,897       0.1%
    Tata Elxsi, Ltd.........................   217,163  3,803,506       0.1%
    Tata Global Beverages, Ltd.............. 3,236,914  7,269,574       0.1%
    Tata Sponge Iron, Ltd...................    77,951    713,494       0.0%
*   Tata Teleservices Maharashtra, Ltd...... 4,426,288    536,860       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           PERCENTAGE
                                                  SHARES      VALUE++    OF NET ASSETS**
                                                ----------- ------------ ---------------
INDIA -- (Continued)
    Techno Electric & Engineering Co., Ltd.....     118,945 $    731,796       0.0%
    Texmaco Rail & Engineering, Ltd............     275,783      548,733       0.0%
    Thermax, Ltd...............................     289,812    4,470,949       0.1%
    Time Technoplast, Ltd......................     603,257      437,358       0.0%
    Timken India, Ltd..........................     164,949    1,547,583       0.0%
    Titagarh Wagons, Ltd.......................     640,715    1,054,660       0.0%
    Torrent Pharmaceuticals, Ltd...............     365,996    6,939,771       0.1%
    Torrent Power, Ltd.........................     894,787    2,324,776       0.1%
    Transport Corp. of India, Ltd..............     228,308      907,905       0.0%
    Tree House Education and Accessories, Ltd..     159,918      991,850       0.0%
    Trent, Ltd.................................      44,342      800,750       0.0%
    Triveni Turbine, Ltd.......................     476,593      881,264       0.0%
    TTK Prestige, Ltd..........................      35,042    2,088,769       0.1%
    Tube Investments of India, Ltd.............     517,575    2,971,072       0.1%
*   TV18 Broadcast, Ltd........................   3,899,949    2,128,117       0.1%
    TVS Motor Co., Ltd.........................   1,701,062    6,309,755       0.1%
    UCO Bank...................................   1,890,843    1,879,224       0.0%
    Uflex, Ltd.................................     219,961      413,194       0.0%
    Unichem Laboratories, Ltd..................     307,193      983,651       0.0%
    Union Bank of India........................   2,561,512    5,814,825       0.1%
*   Unitech, Ltd...............................  20,738,304    5,023,528       0.1%
    UPL, Ltd...................................   2,016,992   15,608,778       0.3%
*   Usha Martin, Ltd...........................     681,264      224,139       0.0%
*   Uttam Galva Steels, Ltd....................     151,190      114,630       0.0%
    V-Guard Industries, Ltd....................      95,056    1,495,101       0.0%
    VA Tech Wabag, Ltd.........................     257,878    2,843,657       0.1%
    Vakrangee, Ltd.............................     773,546    1,283,530       0.0%
    Vardhman Textiles, Ltd.....................     155,646    1,591,772       0.0%
    Vesuvius India, Ltd........................       1,802       21,034       0.0%
*   Videocon Industries, Ltd...................     882,456    2,063,698       0.1%
    Vijaya Bank................................   1,925,008    1,377,608       0.0%
    VIP Industries, Ltd........................   1,012,627    1,545,079       0.0%
    Voltas, Ltd................................   1,357,324    5,965,225       0.1%
    VST Industries, Ltd........................      25,181      643,577       0.0%
    WABCO India, Ltd...........................      19,699    1,719,594       0.0%
    Welspun Corp., Ltd.........................     791,611    1,054,491       0.0%
*   Welspun Enterprises, Ltd...................      35,317      241,184       0.0%
    Welspun India, Ltd.........................     198,530    1,496,478       0.0%
    Wockhardt, Ltd.............................     216,153    4,381,897       0.1%
    Zensar Technologies, Ltd...................     118,681    1,304,333       0.0%
    Zuari Agro Chemicals, Ltd..................      42,970      137,314       0.0%
    Zydus Wellness, Ltd........................     103,786    1,612,779       0.0%
                                                            ------------      ----
TOTAL INDIA....................................              760,669,728      13.3%
                                                            ------------      ----
INDONESIA -- (2.6%)
    Ace Hardware Indonesia Tbk PT..............  35,239,300    1,752,510       0.0%
    Adhi Karya Persero Tbk PT..................  18,034,700    3,829,181       0.1%
    Agung Podomoro Land Tbk PT.................  76,648,100    2,463,114       0.1%
    Alam Sutera Realty Tbk PT.................. 123,888,700    5,840,578       0.1%
    Aneka Tambang Persero Tbk PT...............  33,801,900    2,066,344       0.1%
    Arwana Citramulia Tbk PT...................  26,094,500    1,044,620       0.0%
    Asahimas Flat Glass Tbk PT.................     983,000      521,496       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                          ----------- ---------- ---------------
INDONESIA -- (Continued)
    Astra Graphia Tbk PT.................................   2,211,000 $  378,559       0.0%
*   Bakrie and Brothers Tbk PT........................... 313,052,900    217,356       0.0%
*   Bakrie Sumatera Plantations Tbk PT...................  58,428,800    225,404       0.0%
*   Bakrie Telecom Tbk PT................................  80,514,398    310,567       0.0%
*   Bakrieland Development Tbk PT........................ 184,417,450    711,350       0.0%
    Bank Bukopin Tbk PT..................................  34,159,866  1,828,189       0.0%
*   Bank Pan Indonesia Tbk PT............................  14,792,600  1,479,780       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.  32,115,300  2,162,454       0.1%
    Bank Tabungan Negara Persero Tbk PT..................  66,409,249  5,689,933       0.1%
*   Barito Pacific Tbk PT................................  11,044,500    227,637       0.0%
    Benakat Integra Tbk PT............................... 161,498,600  1,130,560       0.0%
*   Berau Coal Energy Tbk PT.............................  40,089,600    252,336       0.0%
*   Berlian Laju Tanker Tbk PT...........................  35,106,366         --       0.0%
    BISI International Tbk PT............................  13,826,800  1,489,661       0.0%
*   Budi Starch & Sweetener Tbk PT.......................   5,947,000     40,540       0.0%
*   Bumi Resources Minerals Tbk PT.......................  26,586,600    311,888       0.0%
*   Bumi Resources Tbk PT................................ 154,724,700    855,840       0.0%
*   Central Proteinaprima Tbk PT.........................   6,944,300     29,359       0.0%
    Chandra Asri Petrochemical Tbk PT....................      13,500      3,275       0.0%
    Ciputra Development Tbk PT...........................  46,581,080  4,911,091       0.1%
    Ciputra Property Tbk PT..............................  29,970,700  1,565,871       0.0%
    Ciputra Surya Tbk PT.................................   7,741,500  1,755,794       0.0%
    Citra Marga Nusaphala Persada Tbk PT.................  15,488,875  2,815,371       0.1%
*   Clipan Finance Indonesia Tbk PT......................   1,482,000     45,703       0.0%
*   Darma Henwa Tbk PT...................................  72,303,600    278,895       0.0%
*   Davomas Abadi Tbk PT.................................  11,631,700        897       0.0%
*   Delta Dunia Makmur Tbk PT............................  44,875,700    291,624       0.0%
    Eagle High Plantations Tbk PT........................  82,101,600  1,597,094       0.0%
    Elnusa Tbk PT........................................  41,104,100  1,876,351       0.0%
*   Energi Mega Persada Tbk PT........................... 343,703,900  2,115,461       0.1%
*   Erajaya Swasembada Tbk PT............................  15,582,900    988,280       0.0%
*   Ever Shine Textile Tbk PT............................   3,654,640     55,824       0.0%
*   Exploitasi Energi Indonesia Tbk PT...................  38,978,100    215,329       0.0%
    Express Transindo Utama Tbk PT.......................   9,888,300    837,077       0.0%
*   Fajar Surya Wisesa Tbk PT............................     672,500     77,535       0.0%
    Gajah Tunggal Tbk PT.................................  21,372,300  1,808,958       0.0%
*   Garuda Indonesia Persero Tbk PT......................  32,805,149  1,502,303       0.0%
*   Golden Eagle Energy Tbk PT...........................   8,355,850  1,300,256       0.0%
*   Hanson International Tbk PT..........................  66,108,700  3,616,514       0.1%
    Harum Energy Tbk PT..................................   7,947,000    729,567       0.0%
    Hexindo Adiperkasa Tbk PT............................   1,395,400    315,529       0.0%
    Holcim Indonesia Tbk PT..............................   2,719,000    324,619       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  20,906,200  1,798,764       0.0%
*   Indika Energy Tbk PT.................................  17,231,000    385,184       0.0%
*   Indo-Rama Synthetics Tbk PT..........................     479,000     30,486       0.0%
    Indomobil Sukses Internasional Tbk PT................      33,000     10,709       0.0%
*   Inovisi Infracom Tbk PT..............................   1,806,467     16,305       0.0%
    Intiland Development Tbk PT..........................  74,170,932  3,704,915       0.1%
    Japfa Comfeed Indonesia Tbk PT.......................  36,330,400  1,533,881       0.0%
    Jaya Real Property Tbk PT............................   9,837,500    830,237       0.0%
    Kawasan Industri Jababeka Tbk PT..................... 166,284,077  3,631,431       0.1%
*   Krakatau Steel Persero Tbk PT........................  14,065,600    379,552       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
INDONESIA -- (Continued)
*   Lippo Cikarang Tbk PT.................................   4,095,300 $3,771,496       0.1%
    Malindo Feedmill Tbk PT...............................   7,671,000    852,571       0.0%
    Matahari Putra Prima Tbk PT...........................   5,720,528  1,744,371       0.0%
    Mayora Indah Tbk PT...................................   2,891,850  5,685,112       0.1%
    Medco Energi Internasional Tbk PT.....................  13,524,900  3,332,423       0.1%
    Mitra Adiperkasa Tbk PT...............................   8,688,100  3,724,022       0.1%
*   Mitra Pinasthika Mustika Tbk PT.......................   4,030,100    210,168       0.0%
    MNC Investama Tbk PT.................................. 178,600,800  3,703,074       0.1%
*   MNC Sky Vision Tbk PT.................................   1,540,200    190,619       0.0%
    Modern Internasional Tbk PT...........................   4,017,800    139,720       0.0%
    Modernland Realty Tbk PT..............................  79,647,400  3,187,227       0.1%
    Multipolar Tbk PT.....................................  68,586,700  4,246,753       0.1%
    Multistrada Arah Sarana Tbk PT........................   6,875,500    164,069       0.0%
    Nippon Indosari Corpindo Tbk PT.......................  17,223,100  1,507,782       0.0%
*   Nusantara Infrastructure Tbk PT....................... 101,952,300  1,381,657       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT......................   1,844,300    114,374       0.0%
    Pan Brothers Tbk PT...................................  33,058,300  1,177,630       0.0%
*   Panasia Indo Resources Tbk PT.........................      59,000      2,754       0.0%
*   Panin Financial Tbk PT................................ 170,804,100  4,298,740       0.1%
    Panin Sekuritas Tbk PT................................      31,500     12,143       0.0%
*   Paninvest Tbk PT......................................   8,124,500    488,155       0.0%
    Pembangunan Perumahan Persero Tbk PT..................  16,076,700  4,844,296       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.  42,381,000  4,633,709       0.1%
    Petrosea Tbk PT.......................................   3,044,000    161,981       0.0%
*   Polaris Investama Tbk PT..............................   2,730,500    322,001       0.0%
*   PT Texmaco Jaya Tbk...................................      93,000         --       0.0%
    Ramayana Lestari Sentosa Tbk PT.......................  35,896,500  2,141,477       0.1%
    Resource Alam Indonesia Tbk PT........................   2,489,000    180,908       0.0%
    Salim Ivomas Pratama Tbk PT...........................  35,267,000  1,734,877       0.0%
    Samindo Resources Tbk PT..............................     475,750     18,159       0.0%
    Sampoerna Agro PT.....................................   5,672,100    791,568       0.0%
    Samudera Indonesia Tbk PT.............................      66,500     53,674       0.0%
    Selamat Sempurna Tbk PT...............................   5,483,600  1,989,467       0.0%
    Semen Baturaja Persero Tbk PT.........................  19,150,400    471,657       0.0%
*   Sentul City Tbk PT.................................... 289,515,200  2,152,357       0.1%
*   Sigmagold Inti Perkasa Tbk PT.........................  12,930,500    450,727       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT..........   1,037,460    440,925       0.0%
    Sri Rejeki Isman Tbk PT...............................  98,662,531  2,061,835       0.1%
*   Sugih Energy Tbk PT................................... 163,186,000  4,971,405       0.1%
    Summarecon Agung Tbk PT...............................  19,342,364  2,642,617       0.1%
*   Surabaya Agung Industri Pulp & Kertas Tbk PT..........      64,500         --       0.0%
*   Surya Dumai Industri Tbk..............................   3,298,500         --       0.0%
    Surya Semesta Internusa Tbk PT........................  37,431,700  3,394,654       0.1%
*   Suryainti Permata Tbk PT..............................   7,252,000         --       0.0%
    Tempo Scan Pacific Tbk PT.............................   1,225,200    191,832       0.0%
    Tiga Pilar Sejahtera Food Tbk.........................  17,959,900  2,431,030       0.1%
    Timah Persero Tbk PT..................................  32,499,214  2,031,293       0.0%
*   Tiphone Mobile Indonesia Tbk PT.......................  21,065,200  1,557,175       0.0%
    Total Bangun Persada Tbk PT...........................  14,122,400  1,027,004       0.0%
*   Trada Maritime Tbk PT.................................  12,248,113     47,258       0.0%
    Trias Sentosa Tbk PT..................................  37,122,100    891,757       0.0%
*   Trimegah Securities Tbk PT............................   8,067,900     38,060       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                  ---------- ------------ ---------------
INDONESIA -- (Continued)
*   Truba Alam Manunggal Engineering PT.......... 21,316,500 $     13,156       0.0%
    Tunas Baru Lampung Tbk PT.................... 15,826,700      670,632       0.0%
    Tunas Ridean Tbk PT.......................... 13,838,000      762,253       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT.  3,667,600    1,116,363       0.0%
    Unggul Indah Cahaya Tbk PT...................     48,239        5,970       0.0%
*   Visi Media Asia Tbk PT....................... 47,814,600    1,709,483       0.0%
    Waskita Karya Persero Tbk PT.................  3,753,000      497,987       0.0%
    Wijaya Karya Persero Tbk PT..................  5,172,300    1,185,801       0.0%
    Wintermar Offshore Marine Tbk PT............. 10,172,157      313,222       0.0%
                                                             ------------       ---
TOTAL INDONESIA..................................             164,093,368       2.9%
                                                             ------------       ---
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd........................          1            2       0.0%
*   Metis Capital, Ltd...........................        919           --       0.0%
                                                             ------------       ---
TOTAL ISRAEL.....................................                       2       0.0%
                                                             ------------       ---
MALAYSIA -- (4.2%)
*   Adventa Bhd..................................      4,600        1,170       0.0%
    Aeon Co. M Bhd...............................  3,721,400    3,387,054       0.1%
    Aeon Credit Service M Bhd....................     46,800      195,016       0.0%
#   Affin Holdings Bhd...........................    845,920      690,896       0.0%
*   Ahmad Zaki Resources Bhd.....................    761,300      150,039       0.0%
#*  Alam Maritim Resources Bhd...................  4,746,300      895,336       0.0%
    Allianz Malaysia Bhd.........................     59,200      212,726       0.0%
    Amway Malaysia Hldgs Bhd.....................    399,300    1,232,518       0.0%
    Ann Joo Resources Bhd........................  1,141,450      330,732       0.0%
*   Anson Perdana Bhd............................     10,000           --       0.0%
    APM Automotive Holdings Bhd..................    256,900      371,109       0.0%
    Benalec Holdings Bhd.........................  6,269,700    1,357,616       0.0%
    Berjaya Assets Bhd...........................    848,300      204,572       0.0%
#   Berjaya Corp. Bhd............................ 25,198,900    3,068,153       0.1%
    Berjaya Land Bhd.............................  3,734,000      773,056       0.0%
    BIMB Holdings Bhd............................    992,108    1,113,774       0.0%
    Bina Darulaman Bhd...........................    547,600      142,581       0.0%
    Bintulu Port Holdings Bhd....................     25,900       51,579       0.0%
    BLD Plantation Bhd...........................     21,400       47,743       0.0%
#   Bonia Corp. Bhd..............................  1,878,500      547,230       0.0%
    Boustead Holdings Bhd........................    920,372    1,192,445       0.0%
    Boustead Plantations Bhd.....................    199,900       77,378       0.0%
    Bursa Malaysia Bhd...........................  3,632,100    8,902,058       0.2%
    Cahya Mata Sarawak Bhd.......................  2,244,400    3,193,115       0.1%
    Can-One Bhd..................................    497,700      378,680       0.0%
    Carlsberg Brewery Malaysia Bhd Class B.......  1,144,000    4,299,519       0.1%
*   Carotech Bhd.................................    230,650          259       0.0%
#   CB Industrial Product Holding Bhd............  2,861,940    1,628,542       0.0%
    Chin Teck Plantations Bhd....................     33,000       85,834       0.0%
#   Coastal Contracts Bhd........................  2,314,066    1,955,563       0.1%
    Crescendo Corp. Bhd..........................     64,200       42,930       0.0%
    CSC Steel Holdings Bhd.......................    564,800      160,399       0.0%
    Cypark Resources Bhd.........................  1,493,300      781,130       0.0%
*   D&O Green Technologies Bhd...................    149,900       11,209       0.0%
    Daibochi Plastic & Packaging Industry Bhd....     46,200       56,319       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                         ---------- ---------- ---------------
  MALAYSIA -- (Continued)
  *   Datuk Keramik Holdings Bhd........     24,000 $       --       0.0%
  *   Daya Materials Bhd................ 17,509,000    637,089       0.0%
      Dayang Enterprise Holdings Bhd....  2,662,096  1,962,781       0.1%
      DKSH Holdings Malaysia Bhd........    160,600    238,287       0.0%
  #   DRB-Hicom Bhd.....................  8,213,000  4,328,160       0.1%
      Dutch Lady Milk Industries Bhd....    141,300  1,887,987       0.0%
  #   Eastern & Oriental Bhd............  6,992,720  3,823,315       0.1%
  *   ECM Libra Financial Group Bhd.....    367,466    104,087       0.0%
      Ekovest BHD.......................    125,600     38,011       0.0%
      Engtex Group Bhd..................    515,150    142,500       0.0%
  *   Evergreen Fibreboard Bhd..........  3,325,000  1,014,345       0.0%
      FAR East Holdings Bhd.............     61,500    141,639       0.0%
  *   Fountain View Development Bhd.....    808,200         --       0.0%
  *   Global Oriental Bhd...............    766,800    114,741       0.0%
  #   Globetronics Technology Bhd.......  1,811,160  3,017,680       0.1%
      Glomac Bhd........................  2,945,400    793,662       0.0%
  *   Golden Plus Holding Bhd...........    216,000         --       0.0%
  *   Goldis Bhd........................    604,277    390,396       0.0%
  *   Green Packet Bhd..................  3,133,700    249,569       0.0%
  *   Guan Chong Bhd....................     83,000     19,452       0.0%
      Guinness Anchor Bhd...............    877,000  3,595,724       0.1%
      GuocoLand Malaysia Bhd............  1,535,500    519,822       0.0%
      Hai-O Enterprise Bhd..............    722,380    475,831       0.0%
  #   HAP Seng Consolidated Bhd.........  3,272,340  4,241,079       0.1%
      Hap Seng Plantations Holdings Bhd.  1,686,900  1,229,790       0.0%
  #   Hartalega Holdings Bhd............  1,138,900  2,605,459       0.1%
      Hiap Teck Venture Bhd.............  1,386,900    199,709       0.0%
      Hock Seng LEE Bhd.................  1,337,616    689,346       0.0%
      Hong Leong Industries Bhd.........    651,200    909,485       0.0%
      Hovid Bhd.........................  3,739,300    523,187       0.0%
      Hua Yang Bhd......................  1,360,000    799,771       0.0%
  *   Hume Industries Bhd...............    297,272    302,503       0.0%
      Hup Seng Industries Bhd...........    253,333     63,165       0.0%
      Hwang Capital Malaysia Bhd........    180,800     98,377       0.0%
      I Bhd.............................  2,226,500    382,754       0.0%
      IJM Corp. Bhd.....................  1,597,200  3,288,934       0.1%
  #   IJM Plantations Bhd...............  1,755,200  1,712,149       0.0%
  #   Inari Amertron Bhd................  1,872,212  1,663,430       0.0%
      Inch Kenneth Kajang Rubber PLC....  1,045,300    211,678       0.0%
      Insas Bhd.........................  5,512,681  1,426,239       0.0%
  *   Iris Corp. Bhd.................... 12,223,200  1,006,706       0.0%
  *   Iskandar Waterfront City Bhd......  3,000,600  1,099,414       0.0%
  *   JAKS Resources Bhd................  3,430,900    652,737       0.0%
  #   Jaya Tiasa Holdings Bhd...........  2,723,627  1,236,612       0.0%
      JCY International Bhd.............  5,144,100  1,101,986       0.0%
  *   K&N Kenanga Holdings Bhd..........  1,781,560    349,472       0.0%
  *   Karambunai Corp. Bhd..............  3,299,700     64,308       0.0%
      Karex Bhd.........................    284,700    241,366       0.0%
  #   Keck Seng Malaysia Bhd............    828,150  1,282,277       0.0%
      Kian JOO CAN Factory Bhd..........  1,893,880  1,626,432       0.0%
      Kim Loong Resources Bhd...........    292,760    230,276       0.0%
      Kimlun Corp. Bhd..................    813,900    289,101       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                        ---------- ---------- ---------------
MALAYSIA -- (Continued)
    KLCCP Stapled Group................................    874,200 $1,731,427       0.0%
#*  KNM Group Bhd...................................... 16,125,780  2,884,683       0.1%
#   Kossan Rubber Industries...........................  3,913,800  6,591,958       0.1%
#   KPJ Healthcare Bhd.................................  6,458,025  7,717,174       0.2%
*   Kretam Holdings Bhd................................  3,112,600    393,223       0.0%
#   KSL Holdings Bhd...................................  4,919,209  2,641,081       0.1%
*   KUB Malaysia Bhd...................................  1,353,500    154,948       0.0%
    Kulim Malaysia Bhd.................................  3,190,400  2,329,607       0.1%
*   Kumpulan Europlus Bhd..............................    406,000    119,574       0.0%
    Kumpulan Fima Bhd..................................    897,450    510,465       0.0%
    Kumpulan Perangsang Selangor Bhd...................  2,560,500  1,060,933       0.0%
    Kwantas Corp. Bhd..................................    390,200    208,685       0.0%
    Land & General BHD.................................  8,017,000  1,142,383       0.0%
#*  Landmarks Bhd......................................  1,780,500    647,815       0.0%
    LBS Bina Group Bhd.................................  2,206,100    965,563       0.0%
    Lingkaran Trans Kota Holdings Bhd..................    999,500  1,095,533       0.0%
*   Lion Industries Corp. Bhd..........................  3,189,100    397,947       0.0%
    LPI Capital Bhd....................................    135,270    550,491       0.0%
#   Magnum Bhd.........................................  3,950,200  3,025,058       0.1%
#   Mah Sing Group Bhd................................. 10,340,250  6,112,486       0.1%
    Malayan Flour Mills Bhd............................  1,707,450    726,540       0.0%
#   Malaysia Building Society Bhd......................    615,605    359,395       0.0%
#   Malaysia Marine and Heavy Engineering Holdings Bhd.  2,870,300    981,082       0.0%
    Malaysian Bulk Carriers Bhd........................  3,414,800  1,147,764       0.0%
    Malaysian Pacific Industries Bhd...................    742,413  1,383,514       0.0%
#   Malaysian Resources Corp. Bhd...................... 12,540,849  4,632,135       0.1%
    Malton Bhd.........................................    870,000    219,217       0.0%
*   Mancon Bhd.........................................     12,000         --       0.0%
#   Matrix Concepts Holdings Bhd.......................  1,494,500  1,321,307       0.0%
    MBM Resources Bhd..................................  1,452,496  1,383,328       0.0%
    Media Chinese International, Ltd...................  3,771,300    693,023       0.0%
    Media Prima Bhd....................................  7,059,103  3,320,728       0.1%
    Mega First Corp. Bhd...............................    472,600    324,372       0.0%
*   MEMS Technology Bhd................................  1,917,000         --       0.0%
    MK Land Holdings Bhd...............................  3,560,800    418,609       0.0%
#   MKH Bhd............................................  1,557,290  1,132,058       0.0%
    MNRB Holdings Bhd..................................    778,600    815,804       0.0%
*   MPHB Capital Bhd...................................  1,131,300    601,870       0.0%
    Muda Holdings Bhd..................................    358,600    162,045       0.0%
#   Mudajaya Group Bhd.................................  2,082,766    823,103       0.0%
#   Muhibbah Engineering M Bhd.........................  3,279,150  2,299,348       0.1%
#*  Mulpha International Bhd........................... 14,292,500  1,541,339       0.0%
#   My EG Services Bhd.................................  6,637,600  4,700,712       0.1%
    Naim Holdings Bhd..................................  1,671,100  1,296,877       0.0%
    NCB Holdings Bhd...................................  1,147,200    924,149       0.0%
*   Nikko Electronics Bhd..............................     36,600         --       0.0%
    NTPM Holdings Bhd..................................    334,100     66,350       0.0%
    Oldtown Bhd........................................  2,212,150  1,054,731       0.0%
    Oriental Holdings Bhd..............................    182,700    400,459       0.0%
#   OSK Holdings Bhd...................................  5,499,270  3,235,944       0.1%
    Pacific & Orient Bhd...............................    231,100     95,206       0.0%
#   Padini Holdings Bhd................................  3,709,200  1,455,082       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Panasonic Manufacturing Malaysia Bhd........    159,584 $1,030,520       0.0%
*   Panglobal Bhd...............................     14,000         --       0.0%
    Pantech Group Holdings Bhd..................  1,712,500    353,100       0.0%
    Paramount Corp. Bhd.........................    387,625    179,262       0.0%
#*  Parkson Holdings Bhd........................  4,627,608  2,787,283       0.1%
#   Perdana Petroleum Bhd.......................  4,929,840  1,874,477       0.0%
#*  Perisai Petroleum Teknologi Bhd............. 12,814,900  1,962,387       0.1%
    Pharmaniaga Bhd.............................    580,160  1,215,530       0.0%
    Pie Industrial Bhd..........................    174,720    332,139       0.0%
    PJ Development Holdings Bhd.................  2,618,500  1,084,598       0.0%
#   Pos Malaysia Bhd............................  3,092,800  4,408,989       0.1%
    Power Root Bhd..............................    109,100     53,417       0.0%
    Press Metal Bhd.............................  3,050,800  2,412,244       0.1%
#   Prestariang Bhd.............................  3,092,800  2,161,717       0.1%
*   Prime Utilities Bhd.........................      3,000         --       0.0%
    Protasco Bhd................................  2,277,400  1,210,403       0.0%
*   Puncak Niaga Holdings Bhd...................  1,914,120  1,388,534       0.0%
#   QL Resources Bhd............................  3,845,530  4,309,215       0.1%
    RCE Capital Bhd.............................  1,535,850    142,027       0.0%
*   Rimbunan Sawit Bhd..........................  3,389,100    527,778       0.0%
    Salcon Bhd..................................  6,715,500  1,606,597       0.0%
    Sarawak Oil Palms Bhd.......................    471,360    652,816       0.0%
    Sarawak Plantation Bhd......................     95,300     58,455       0.0%
    Scientex Bhd................................    601,262  1,122,185       0.0%
*   Scomi Energy Services Bhd...................  4,289,300    538,892       0.0%
#*  Scomi Group Bhd............................. 10,586,200    709,886       0.0%
*   Seal, Inc. Bhd..............................    513,700     93,263       0.0%
    SEG International Bhd.......................     85,100     35,112       0.0%
    Selangor Dredging Bhd.......................  1,118,200    319,819       0.0%
    Selangor Properties Bhd.....................    180,800    278,418       0.0%
    Shangri-La Hotels Malaysia Bhd..............    365,900    652,558       0.0%
*   Shell Refining Co. Federation of Malaya Bhd.     30,000     40,521       0.0%
    SHL Consolidated Bhd........................    277,400    254,687       0.0%
    Southern Acids Malaysia Bhd.................     41,000     43,917       0.0%
    Star Publications Malaysia Bhd..............  1,915,500  1,337,628       0.0%
    Subur Tiasa Holdings Bhd....................     32,075     16,407       0.0%
    Sunway Bhd..................................  3,037,560  3,226,730       0.1%
#   Supermax Corp. Bhd..........................  5,745,200  3,255,982       0.1%
    Suria Capital Holdings Bhd..................    715,500    497,056       0.0%
    Syarikat Takaful Malaysia Bhd...............    473,300  1,942,768       0.1%
    Symphony Life Bhd...........................  1,071,526    252,111       0.0%
    Ta Ann Holdings Bhd.........................  1,191,008  1,252,397       0.0%
    TA Enterprise Bhd...........................  9,815,700  1,951,096       0.1%
    TA Global Bhd...............................  9,613,540    861,539       0.0%
    TAHPS Group Bhd.............................      4,000      7,758       0.0%
*   Talam Transform Bhd.........................  5,646,800    125,455       0.0%
    Taliworks Corp. Bhd.........................    197,700    123,659       0.0%
    Tambun Indah Land Bhd.......................  1,658,700    871,481       0.0%
#   TAN Chong Motor Holdings Bhd................  1,992,000  1,677,391       0.0%
*   Tanjung Offshore Bhd........................  2,775,700    337,309       0.0%
    Tasek Corp. Bhd.............................     79,400    371,729       0.0%
#   TDM Bhd.....................................  7,700,400  1,684,534       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                    --------- ------------ ---------------
MALAYSIA -- (Continued)
#*  TH Heavy Engineering Bhd....................................... 8,164,700 $    717,643       0.0%
#   TH Plantations Bhd............................................. 1,665,860      733,540       0.0%
#   Time dotCom Bhd................................................ 1,821,888    3,116,216       0.1%
    Tiong NAM Logistics Holdings................................... 1,985,500      701,105       0.0%
#   Top Glove Corp. Bhd............................................ 4,045,060    6,367,128       0.1%
    Tropicana Corp. Bhd............................................ 4,303,600    1,313,585       0.0%
#   TSH Resources Bhd.............................................. 3,894,300    2,466,996       0.1%
#   Tune Ins Holdings Bhd.......................................... 2,804,700    1,431,681       0.0%
    Uchi Technologies Bhd.......................................... 1,476,400      658,290       0.0%
    UEM Edgenta Bhd................................................ 2,358,100    2,392,281       0.1%
    Unisem M Bhd................................................... 5,143,190    3,443,589       0.1%
    United Malacca Bhd.............................................   396,150      709,115       0.0%
    United Plantations Bhd.........................................   439,700    3,204,168       0.1%
    United U-Li Corp. Bhd..........................................   475,600      399,198       0.0%
#   UOA Development Bhd............................................ 3,638,000    2,310,734       0.1%
#   Uzma Bhd.......................................................   964,000      626,179       0.0%
    VS Industry Bhd................................................ 1,186,926    1,308,907       0.0%
#   Wah Seong Corp. Bhd............................................ 2,490,369      919,881       0.0%
#   WCT Holdings Bhd............................................... 7,207,261    3,688,100       0.1%
    Wellcall Holdings Bhd..........................................   859,900      472,041       0.0%
    Wing Tai Malaysia Bhd..........................................   724,500      351,749       0.0%
    WTK Holdings Bhd............................................... 3,198,600    1,029,903       0.0%
#   Yinson Holdings Bhd............................................ 1,433,200    1,168,340       0.0%
    YNH Property Bhd............................................... 2,348,285    1,263,200       0.0%
    YTL E-Solutions Bhd............................................ 3,485,600      548,339       0.0%
*   YTL Land & Development Bhd..................................... 1,352,200      301,492       0.0%
    Zhulian Corp. Bhd.............................................. 1,171,233      673,232       0.0%
                                                                              ------------       ---
TOTAL MALAYSIA.....................................................            264,308,633       4.6%
                                                                              ------------       ---
MEXICO -- (3.4%)
#   Alpek S.A.B. de C.V............................................ 2,038,094    2,765,814       0.1%
#*  Alsea S.A.B. de C.V............................................ 6,827,551   20,515,585       0.4%
#*  Axtel S.A.B. de C.V............................................ 8,584,737    2,490,033       0.0%
#*  Banregio Grupo Financiero S.A.B. de C.V........................ 1,872,632   10,741,208       0.2%
*   Bio Pappel S.A.B. de C.V.......................................   569,020      865,658       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V........................ 4,035,390    7,767,245       0.1%
#*  Cia Minera Autlan S.A.B. de C.V. Series B......................   885,151      761,569       0.0%
#*  Consorcio ARA S.A.B. de C.V. Series *.......................... 7,663,724    3,231,932       0.1%
    Controladora Comercial Mexicana S.A.B. de C.V..................   327,677    1,056,375       0.0%
*   Corp. Actinver S.A.B. de C.V...................................   161,282      164,415       0.0%
#*  Corp. GEO S.A.B. de C.V. Series B.............................. 3,194,830       23,961       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V......................... 4,094,939    7,687,019       0.1%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B.   960,372      870,106       0.0%
*   Corp. Mexicana de Restaurantes S.A.B. de C.V...................     1,323          529       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *........................   861,300    2,694,720       0.1%
    Corporativo Fragua S.A.B. de C.V...............................         3           47       0.0%
    Corporativo GBM S.A.B. de C.V..................................    22,477       21,390       0.0%
    Cydsa S.A.B. de C.V............................................     3,875        6,693       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.............................   781,820       28,667       0.0%
*   Empaques Ponderosa S.A. de C.V.................................   206,000           --       0.0%
#*  Empresas ICA S.A.B. de C.V..................................... 3,558,526    3,154,475       0.1%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR......................   776,820    2,765,479       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                             ---------- ------------ ---------------
MEXICO -- (Continued)
*   Financiera Independencia S.A.B. de C.V..................    199,935 $     65,159       0.0%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........  7,354,004    8,637,671       0.2%
#*  Gentera S.A.B. de C.V...................................  3,957,362    6,773,584       0.1%
    Gruma S.A.B. de C.V. Class B............................  1,044,764   12,585,926       0.2%
    Gruma S.A.B. de C.V. Sponsored ADR......................     20,292      978,886       0.0%
#*  Grupo Aeromexico S.A.B. de C.V..........................  2,493,380    4,404,289       0.1%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V......  2,043,482   10,202,758       0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR.      3,642      145,461       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.....     74,739    5,310,206       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B.  2,116,469   15,040,973       0.3%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......     83,510   12,073,041       0.2%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..    593,396    8,395,420       0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V...............    822,000    2,250,293       0.0%
#   Grupo Comercial Chedraui S.A. de C.V....................  2,381,862    7,147,760       0.1%
*   Grupo Famsa S.A.B. de C.V. Class A......................  2,235,340    1,690,128       0.0%
    Grupo Financiero Interacciones S.A. de C.V..............    480,728    3,023,742       0.1%
#*  Grupo Herdez S.A.B. de C.V. Series *....................  1,687,059    4,586,575       0.1%
    Grupo Industrial Maseca S.A.B. de C.V. Class B..........    592,181      802,853       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.................    261,700      527,767       0.0%
    Grupo KUO S.A.B. de C.V. Series B.......................    757,257    1,332,678       0.0%
*   Grupo Pochteca S.A.B. de C.V............................    585,177      530,939       0.0%
*   Grupo Posadas S.A.B. de C.V.............................    198,900      373,375       0.0%
*   Grupo Qumma S.A. de C.V. Series B.......................    105,334           --       0.0%
#   Grupo Sanborns S.A.B. de C.V............................    225,221      338,375       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B.....................  1,085,173    2,921,946       0.1%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR................      5,180       41,336       0.0%
*   Grupo Sports World S.A.B. de C.V........................    415,282      459,620       0.0%
*   Industrias Bachoco S.A.B. de C.V. ADR...................     29,082    1,564,321       0.0%
*   Industrias Bachoco S.A.B. de C.V. Series B..............    899,615    4,006,107       0.1%
#*  Industrias CH S.A.B. de C.V. Series B...................  1,788,057    7,292,317       0.1%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.................  4,234,853      494,094       0.0%
#*  Megacable Holdings S.A.B. de C.V........................  1,002,551    4,169,127       0.1%
#*  Minera Frisco S.A.B. de C.V.............................    373,995      309,590       0.0%
*   OHL Mexico S.A.B. de C.V................................    402,067      812,415       0.0%
#   Organizacion Cultiba S.A.B. de C.V......................    999,987    1,342,702       0.0%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V..  1,105,467   12,681,671       0.2%
#*  Qualitas Controladora S.A.B. de C.V.....................    694,194    1,303,141       0.0%
*   Rassini S.A.B. de C.V...................................     90,235      372,009       0.0%
*   Sanluis Corp. S.A.B. de C.V.............................      4,642           --       0.0%
*   Sanluis Corp. S.A.B. de C.V. Class B....................      4,642           --       0.0%
*   Sanluis Rassini S.A.P.I. de C.V. Series A...............      3,300           --       0.0%
*   Savia SA Class A........................................    610,700           --       0.0%
#*  TV Azteca S.A.B. de C.V................................. 10,962,440    3,344,037       0.1%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V..................  2,371,991          712       0.0%
#*  Vitro S.A.B. de C.V. Series A...........................    795,868    1,736,260       0.0%
                                                                        ------------       ---
TOTAL MEXICO................................................             217,682,184       3.8%
                                                                        ------------       ---
PHILIPPINES -- (1.5%)
    A Soriano Corp..........................................  3,430,211      543,417       0.0%
    Alsons Consolidated Resources, Inc......................  9,641,000      445,544       0.0%
    Atlas Consolidated Mining & Development Corp............  6,148,000    1,102,764       0.0%
    Belle Corp.............................................. 36,656,400    3,429,778       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES      VALUE++   OF NET ASSETS**
                                                  ----------- ----------- ---------------
PHILIPPINES -- (Continued)
    Cebu Air, Inc................................   2,050,090 $ 3,911,836       0.1%
    Cebu Holdings, Inc...........................   3,291,900     384,170       0.0%
    Century Properties Group, Inc................  26,261,151     537,532       0.0%
    China Banking Corp...........................     988,561   1,014,192       0.0%
    COL Financial Group, Inc.....................     130,900      44,090       0.0%
    Cosco Capital, Inc...........................   8,354,300   1,537,874       0.0%
    D&L Industries, Inc..........................  13,967,300   6,257,990       0.1%
*   East West Banking Corp.......................   1,659,100     822,194       0.0%
    EEI Corp.....................................   3,659,300     809,182       0.0%
*   Empire East Land Holdings, Inc...............  20,479,000     404,144       0.0%
    Filinvest Development Corp...................   3,314,322     327,955       0.0%
    Filinvest Land, Inc.......................... 121,731,577   5,184,043       0.1%
    First Gen Corp...............................  12,285,800   7,733,437       0.1%
    First Philippine Holdings Corp...............   2,650,340   5,519,036       0.1%
    Leisure & Resorts World Corp.................   4,391,840     926,186       0.0%
*   Lepanto Consolidated Mining Co...............  45,665,455     245,346       0.0%
    Lopez Holdings Corp..........................  21,158,700   4,101,198       0.1%
    Manila Water Co., Inc........................   9,185,500   5,104,990       0.1%
*   Megawide Construction Corp...................   2,050,108     358,774       0.0%
*   Metro Pacific Corp. Series A.................   1,827,193          --       0.0%
*   Pepsi-Cola Products Philippines, Inc.........  11,395,900   1,113,397       0.0%
    Petron Corp..................................   8,131,200   1,796,000       0.0%
*   Philex Petroleum Corp........................     162,100       6,783       0.0%
*   Philippine Bank of Communications............      14,726      10,241       0.0%
*   Philippine National Bank.....................   1,828,415   3,176,339       0.1%
*   Philippine National Construction Corp........     173,000       3,570       0.0%
    Philippine Savings Bank......................     356,863     753,902       0.0%
    Philippine Stock Exchange, Inc. (The)........     119,712     848,730       0.0%
*   Philippine Townships, Inc....................     318,732          --       0.0%
*   Philtown Properties, Inc.....................     111,562          --       0.0%
    Philweb Corp.................................   3,483,140   1,151,006       0.0%
    Phinma Corp..................................     135,549      34,962       0.0%
    Phoenix Petroleum Philippines, Inc...........     892,880      79,319       0.0%
    Puregold Price Club, Inc.....................   2,552,100   2,271,511       0.1%
    RFM Corp.....................................   9,081,668   1,047,647       0.0%
    Rizal Commercial Banking Corp................   3,119,980   3,198,225       0.1%
    Robinsons Land Corp..........................  12,204,805   8,195,191       0.2%
    San Miguel Pure Foods Co., Inc...............      91,350     401,825       0.0%
    Security Bank Corp...........................   2,312,768   8,714,647       0.2%
    Semirara Mining and Power Corp...............     722,960   2,685,271       0.1%
    Trans-Asia Oil & Energy Development Corp.....  13,865,000     683,729       0.0%
*   Travellers International Hotel Group, Inc....     830,300     125,706       0.0%
    Union Bank of the Philippines................   1,263,751   1,870,918       0.0%
*   Universal Rightfield Property Holdings, Inc..   1,062,000          --       0.0%
*   Victorias Milling Co., Inc...................     231,600      23,303       0.0%
    Vista Land & Lifescapes, Inc.................  45,066,000   7,580,394       0.1%
                                                              -----------       ---
TOTAL PHILIPPINES................................              96,518,288       1.7%
                                                              -----------       ---
POLAND -- (1.8%)
    AB SA........................................       1,082      12,911       0.0%
    ABC Data SA..................................     129,926     122,677       0.0%
    Action SA....................................      24,021     333,217       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
POLAND -- (Continued)
*   Agora SA................................   259,058 $   804,711       0.0%
*   Alchemia SA.............................    41,133      52,714       0.0%
    Amica Wronki SA.........................    19,806     862,922       0.0%
*   AmRest Holdings SE......................    59,809   2,179,703       0.1%
    Apator SA...............................    54,682     669,482       0.0%
    Asseco Poland SA........................   656,782  11,064,590       0.2%
    ATM SA..................................    64,541     179,811       0.0%
*   Bioton SA...............................   646,804   1,023,228       0.0%
*   Boryszew SA............................. 1,357,740   2,271,062       0.1%
    Budimex SA..............................   119,121   5,820,954       0.1%
#   CCC SA..................................   107,305   5,667,994       0.1%
#*  CD Projekt SA...........................   758,157   4,346,332       0.1%
    Ciech SA................................   295,749   4,816,848       0.1%
    ComArch SA..............................     3,713     138,161       0.0%
    Dom Development SA......................     4,673      66,836       0.0%
*   Echo Investment SA......................    88,926     167,690       0.0%
    Eko Export SA...........................    46,236     293,869       0.0%
    Elektrobudowa SA........................     8,568     285,710       0.0%
    Emperia Holding SA......................    93,044   1,649,764       0.0%
#   Eurocash SA.............................   309,891   3,143,186       0.1%
    Fabryki Mebli Forte SA..................   121,522   1,924,992       0.1%
    Famur SA................................   350,412     280,589       0.0%
*   Farmacol SA.............................    50,868     797,641       0.0%
    Firma Oponiarska Debica SA..............    30,655     662,672       0.0%
*   Getin Holding SA........................ 2,666,866   1,589,629       0.0%
#*  Getin Noble Bank SA.....................   151,282      75,110       0.0%
*   Global City Holdings NV.................    53,690     591,146       0.0%
    Grupa Azoty SA..........................    51,259   1,168,485       0.0%
    Grupa Azoty Zaklady Chemiczne Police SA.    76,751     489,929       0.0%
    Grupa Kety SA...........................    60,532   5,316,721       0.1%
*   Grupa Lotos SA..........................   949,461   8,108,629       0.2%
*   Hawe SA.................................   846,548     530,656       0.0%
*   Impexmetal SA...........................   990,004     908,997       0.0%
#*  Integer.pl SA...........................    25,206   1,049,169       0.0%
    Inter Cars SA...........................    25,344   1,812,008       0.0%
#*  Jastrzebska Spolka Weglowa SA...........   237,496     946,219       0.0%
    Kernel Holding SA.......................   393,116   3,792,481       0.1%
*   Kopex SA................................   218,534     609,978       0.0%
*   KRUK SA.................................    71,986   3,061,706       0.1%
*   LC Corp. SA.............................   192,664     104,929       0.0%
    Lentex SA...............................   173,375     423,921       0.0%
#   Lubelski Wegiel Bogdanka SA.............   277,131   6,757,914       0.1%
*   MCI Management SA.......................   225,220     813,606       0.0%
#*  Midas SA................................ 2,726,566     453,763       0.0%
*   Mostostal Zabrze SA.....................   475,679     314,021       0.0%
    Netia SA................................ 2,438,759   3,990,271       0.1%
    Neuca SA................................    19,378   1,555,302       0.0%
    Orbis SA................................   132,247   2,021,805       0.1%
    Pelion SA...............................    47,515   1,134,696       0.0%
*   Pfleiderer Grajewo SA...................    26,312     214,973       0.0%
*   Polnord SA..............................   240,768     717,602       0.0%
*   Polski Koncern Miesny Duda SA...........    69,986     126,912       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
POLAND -- (Continued)
*   Rafako SA....................................   320,028 $    625,809       0.0%
*   Stalexport Autostrady SA.....................   282,703      250,350       0.0%
    Stalprodukt SA...............................     9,296    1,130,930       0.0%
*   Sygnity SA...................................    54,489      195,248       0.0%
#   Synthos SA...................................   527,552      690,943       0.0%
#*  Trakcja SA...................................   395,698    1,086,920       0.0%
*   TVN SA....................................... 1,164,666    5,498,803       0.1%
*   Vistula Group SA............................. 1,218,911      737,904       0.0%
    Warsaw Stock Exchange........................   184,681    2,519,823       0.1%
    Wawel SA.....................................       646      238,830       0.0%
#   Zespol Elektrowni Patnow Adamow Konin SA.....    64,089      432,572       0.0%
                                                            ------------       ---
TOTAL POLAND.....................................            111,728,976       2.0%
                                                            ------------       ---
SOUTH AFRICA -- (7.8%)
#*  Adcock Ingram Holdings, Ltd..................   998,609    4,439,340       0.1%
    Adcorp Holdings, Ltd.........................   746,909    1,956,661       0.0%
    Advtech, Ltd................................. 2,619,900    2,174,706       0.0%
    Aeci, Ltd....................................   979,021   10,669,446       0.2%
#*  African Bank Investments, Ltd................ 5,287,877       51,673       0.0%
    African Oxygen, Ltd..........................   853,971      997,138       0.0%
    African Rainbow Minerals, Ltd................   327,318    2,986,406       0.1%
    Allied Electronics Corp., Ltd................   194,270      220,476       0.0%
#*  ArcelorMittal South Africa, Ltd.............. 1,475,723    2,462,201       0.0%
#   Assore, Ltd..................................   147,120    1,423,025       0.0%
#   Astral Foods, Ltd............................   433,114    6,574,447       0.1%
#*  Aveng, Ltd................................... 4,043,851    3,629,656       0.1%
    AVI, Ltd..................................... 3,387,560   23,213,772       0.4%
    Barloworld, Ltd.............................. 1,788,330   14,266,381       0.3%
*   Basil Read Holdings, Ltd.....................    34,252        7,791       0.0%
    Blue Label Telecoms, Ltd..................... 3,010,829    2,031,395       0.0%
*   Brait SE.....................................   345,271    2,626,594       0.1%
    Business Connexion Group, Ltd................ 1,486,408      783,364       0.0%
    Capitec Bank Holdings, Ltd...................   168,020    7,911,412       0.1%
    Cashbuild, Ltd...............................   204,978    4,810,850       0.1%
    Caxton and CTP Publishers and Printers, Ltd..   305,099      479,354       0.0%
    City Lodge Hotels, Ltd.......................   325,546    4,183,757       0.1%
#   Clicks Group, Ltd............................ 2,945,417   22,572,685       0.4%
    Clover Industries, Ltd....................... 1,247,002    1,946,475       0.0%
*   Consolidated Infrastructure Group, Ltd.......   598,329    1,435,539       0.0%
    Coronation Fund Managers, Ltd................ 1,346,747   10,289,836       0.2%
*   Corpgro, Ltd.................................   241,136           --       0.0%
    Cullinan Holdings, Ltd.......................   197,056       28,069       0.0%
    DataTec, Ltd................................. 2,032,779   10,557,557       0.2%
    Distell Group, Ltd...........................   234,978    3,176,300       0.1%
    Distribution and Warehousing Network, Ltd....   258,997      137,590       0.0%
    DRDGOLD, Ltd................................. 2,894,543      542,767       0.0%
    EOH Holdings, Ltd............................ 1,023,222   13,884,127       0.2%
*   Eqstra Holdings, Ltd......................... 2,349,991      746,529       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.......    63,001        8,738       0.0%
#   Famous Brands, Ltd...........................   620,177    6,358,576       0.1%
    Foschini Group, Ltd. (The)................... 1,310,636   19,405,896       0.3%
#   Grand Parade Investments, Ltd................ 3,097,897    1,710,164       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Grindrod, Ltd...............................  5,523,246 $ 7,554,800       0.1%
    Group Five, Ltd.............................    973,823   2,242,760       0.0%
*   Harmony Gold Mining Co., Ltd................  1,114,502   2,145,187       0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.  2,870,442   5,568,658       0.1%
    Holdsport, Ltd..............................    162,778     748,360       0.0%
*   Howden Africa Holdings, Ltd.................     21,372      75,356       0.0%
    Hudaco Industries, Ltd......................    249,737   2,609,911       0.1%
    Hulamin, Ltd................................  1,240,260     719,709       0.0%
    Iliad Africa, Ltd...........................    233,033     159,828       0.0%
    Illovo Sugar, Ltd...........................  1,818,723   3,286,436       0.1%
#   Invicta Holdings, Ltd.......................    295,649   1,812,365       0.0%
*   JCI, Ltd....................................  3,131,151          --       0.0%
#*  JD Group, Ltd...............................  1,277,054   3,596,379       0.1%
    JSE, Ltd....................................    823,995   9,220,888       0.2%
    KAP Industrial Holdings, Ltd................  4,654,994   2,152,899       0.0%
#   Lewis Group, Ltd............................  1,134,351   8,243,234       0.1%
    Massmart Holdings, Ltd......................     73,617     925,692       0.0%
    Merafe Resources, Ltd....................... 10,925,623     799,078       0.0%
    Metair Investments, Ltd.....................  1,071,299   3,299,359       0.1%
    Metrofile Holdings, Ltd.....................     82,524      30,627       0.0%
    Mpact, Ltd..................................  1,432,448   5,200,462       0.1%
    Murray & Roberts Holdings, Ltd..............  3,916,692   4,332,885       0.1%
    Mustek, Ltd.................................    740,975     544,561       0.0%
    Nampak, Ltd.................................  3,972,148  14,225,647       0.3%
*   Northam Platinum, Ltd.......................  3,323,252  13,660,213       0.2%
    Nu-World Holdings, Ltd......................     28,894      63,123       0.0%
    Oceana Group, Ltd...........................    371,214   3,314,697       0.1%
    Omnia Holdings, Ltd.........................    596,361   8,226,023       0.1%
    Peregrine Holdings, Ltd.....................  1,742,036   4,079,523       0.1%
    Petmin, Ltd.................................  1,215,428     134,853       0.0%
#   Pick n Pay Stores, Ltd......................  1,977,843   9,469,780       0.2%
*   Pinnacle Holdings, Ltd......................  1,141,564   1,083,146       0.0%
    Pioneer Foods, Ltd..........................    694,897  10,857,399       0.2%
#   PPC, Ltd....................................  4,832,541   6,921,951       0.1%
    PSG Group, Ltd..............................    893,140  14,664,344       0.3%
*   Quantum Foods Holdings, Ltd.................    714,130     227,838       0.0%
    Raubex Group, Ltd...........................  1,224,930   1,842,424       0.0%
    RCL Foods, Ltd..............................    584,924     862,794       0.0%
#   Reunert, Ltd................................  1,521,578   7,760,628       0.1%
*   Royal Bafokeng Platinum, Ltd................    583,633   2,538,069       0.1%
    Santam, Ltd.................................    172,893   3,382,603       0.1%
*   Sappi, Ltd..................................  5,674,304  23,312,735       0.4%
    Sibanye Gold, Ltd...........................  5,551,739  13,175,949       0.2%
#   Sibanye Gold, Ltd. Sponsored ADR............    742,280   7,014,546       0.1%
    Spar Group, Ltd. (The)......................  1,684,649  26,983,203       0.5%
    Spur Corp., Ltd.............................    590,983   1,833,628       0.0%
*   Stefanutti Stocks Holdings, Ltd.............    524,569     254,470       0.0%
    Sun International, Ltd......................  1,095,261  12,176,813       0.2%
*   Super Group, Ltd............................  2,951,602   8,945,775       0.2%
*   Telkom SA SOC, Ltd..........................  2,122,029  14,587,340       0.3%
    Times Media Group, Ltd......................     82,884     152,950       0.0%
    Tongaat Hulett, Ltd.........................    929,976  10,298,355       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
 SOUTH AFRICA -- (Continued)
     Trencor, Ltd....................... 1,274,425 $  7,037,161       0.1%
     Truworths International, Ltd.......    56,331      410,563       0.0%
     Tsogo Sun Holdings, Ltd............ 1,321,824    3,068,396       0.1%
     Value Group, Ltd...................    82,677       26,729       0.0%
     Wilson Bayly Holmes-Ovcon, Ltd.....   472,372    4,425,951       0.1%
     Zeder Investments, Ltd............. 4,089,733    3,047,541       0.1%
                                                   ------------       ---
 TOTAL SOUTH AFRICA.....................            496,037,287       8.7%
                                                   ------------       ---
 SOUTH KOREA -- (13.9%)
 #*  3S Korea Co., Ltd..................    15,208       46,504       0.0%
 #   Able C&C Co., Ltd..................    61,501    1,815,629       0.0%
 #*  Actoz Soft Co., Ltd................    29,003      824,540       0.0%
 #   Advanced Nano Products Co., Ltd....    15,848      260,999       0.0%
 #*  Advanced Process Systems Corp......   124,621    1,121,830       0.0%
 #   Aekyung Petrochemical Co., Ltd.....     7,632      519,845       0.0%
 #   AfreecaTV Co., Ltd.................    62,315    1,387,256       0.0%
 #*  Agabang&Company....................   159,566    1,933,350       0.1%
 #   Ahn-Gook Pharmaceutical Co., Ltd...    38,563      735,112       0.0%
 #   Ahnlab, Inc........................     8,169      375,778       0.0%
 #*  AJ Rent A Car Co., Ltd.............    88,690    1,303,896       0.0%
 #   AK Holdings, Inc...................    14,568    1,156,656       0.0%
 #*  ALUKO Co., Ltd.....................   175,639      948,750       0.0%
 #*  Aminologics Co., Ltd...............    36,345       48,220       0.0%
 #*  Amotech Co., Ltd...................    53,135      790,645       0.0%
 #*  Anam Electronics Co., Ltd..........   112,430      113,630       0.0%
     Anapass, Inc.......................    49,826      731,044       0.0%
 #   Asia Cement Co., Ltd...............     1,833      207,504       0.0%
     ASIA Holdings Co., Ltd.............    13,705    2,015,338       0.1%
 #   Asia Paper Manufacturing Co., Ltd..    33,401      979,340       0.0%
 *   Asiana Airlines, Inc...............   595,701    4,276,214       0.1%
     AtlasBX Co., Ltd...................    41,720    1,567,258       0.0%
 *   AUK Corp...........................   199,140      486,072       0.0%
 #   Autech Corp........................    52,319      338,749       0.0%
     Avaco Co., Ltd.....................    44,746      183,246       0.0%
 #   Baiksan Co., Ltd...................    58,310      282,226       0.0%
 #*  Basic House Co., Ltd. (The)........    44,309      874,310       0.0%
 #*  BH Co., Ltd........................    71,979      548,563       0.0%
 #*  BHI Co., Ltd.......................    52,778      301,892       0.0%
 #   Binggrae Co., Ltd..................    31,012    2,482,823       0.1%
 #   Bioland, Ltd.......................    50,551    1,233,411       0.0%
 *   Biotoxtech Co., Ltd................     5,960       21,445       0.0%
 #   Bluecom Co., Ltd...................    61,445      781,921       0.0%
 *   Bongshin Co., Ltd..................         2           --       0.0%
     Bookook Securities Co., Ltd........     7,410      131,109       0.0%
 #*  Boryung Medience Co., Ltd..........    29,178      637,864       0.0%
 #   Boryung Pharmaceutical Co., Ltd....    26,728    1,228,674       0.0%
 #   Bukwang Pharmaceutical Co., Ltd....    96,625    2,219,704       0.1%
     BYC Co., Ltd.......................       710      250,521       0.0%
 #   Byucksan Corp......................   209,703    1,225,015       0.0%
 #*  CammSys Corp.......................   196,598      344,150       0.0%
 #*  Capro Corp.........................   170,535      676,432       0.0%
 #*  Celltrion Pharm, Inc...............    71,366    1,240,371       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Chabiotech Co., Ltd........................ 151,361 $2,314,563       0.1%
#*  Chadiostech Co., Ltd.......................  57,057    217,723       0.0%
#*  Charm Engineering Co., Ltd.................  42,800     42,820       0.0%
#*  Chemtronics Co., Ltd.......................  51,101    449,576       0.0%
#*  Chin Hung International, Inc............... 106,852    226,433       0.0%
#*  China Great Star International, Ltd........ 370,481    860,577       0.0%
#*  China Ocean Resources Co., Ltd............. 517,987  1,802,324       0.0%
#*  Choa Pharmaceutical Co.....................  53,419    234,706       0.0%
#   Chokwang Paint, Ltd........................  44,110    603,446       0.0%
#   Chong Kun Dang Holdings Corp...............  16,130  1,084,330       0.0%
#   Chong Kun Dang Pharmaceutical Corp.........  34,126  2,274,522       0.1%
#   Choong Ang Vaccine Laboratory..............  28,458    415,484       0.0%
    Chosun Refractories Co., Ltd...............   4,900    545,535       0.0%
#   Chungdahm Learning, Inc....................  17,619    205,891       0.0%
#   CJ CGV Co., Ltd............................  71,326  5,277,404       0.1%
*   CJ E&M Corp................................ 123,766  6,763,960       0.1%
#   CJ Freshway Corp...........................  14,500    669,306       0.0%
#*  CJ Korea Express Co., Ltd..................   2,769    528,219       0.0%
    CJ O Shopping Co., Ltd.....................  10,456  2,339,037       0.1%
#*  CJ Seafood Corp............................  91,710    247,954       0.0%
#   CKD Bio Corp...............................  28,492    686,084       0.0%
#*  CNK International Co., Ltd.................  59,774     36,069       0.0%
#*  CNPLOEN Co., Ltd........................... 113,943    180,208       0.0%
#*  Com2uSCorp.................................  38,391  6,472,145       0.1%
#   Cosmax BTI, Inc............................  90,252  4,830,960       0.1%
#*  CosmoAM&T Co., Ltd.........................  51,209    164,901       0.0%
#*  Cosmochemical Co., Ltd.....................  52,090    261,114       0.0%
#   Credu Corp.................................  11,472    617,720       0.0%
#   Crown Confectionery Co., Ltd...............   4,029  1,149,129       0.0%
#*  CTC BIO, Inc...............................  27,098    465,450       0.0%
#*  CUROCOM Co., Ltd........................... 182,360    233,770       0.0%
#   D.I Corp................................... 145,220    974,065       0.0%
*   D.ID Corp..................................  68,169     85,211       0.0%
    Dae Dong Industrial Co., Ltd...............  60,958    626,034       0.0%
    Dae Han Flour Mills Co., Ltd...............   6,486  1,215,581       0.0%
#   Dae Hyun Co., Ltd.......................... 184,373    542,415       0.0%
    Dae Won Kang Up Co., Ltd................... 115,802    704,201       0.0%
#*  Dae Young Packaging Co., Ltd............... 385,867    396,226       0.0%
#*  Dae-Il Corp................................  81,189    429,666       0.0%
#*  Daea TI Co., Ltd........................... 367,219    520,687       0.0%
#*  Daechang Co., Ltd.......................... 319,448    310,386       0.0%
    Daechang Forging Co., Ltd..................   1,367     67,826       0.0%
#   Daeduck Electronics Co..................... 212,245  1,879,740       0.1%
#   Daeduck GDS Co., Ltd....................... 112,119  1,276,482       0.0%
#   Daegu Department Store.....................  27,282    432,590       0.0%
#*  Daehan New Pharm Co., Ltd..................  15,366    393,302       0.0%
    Daehan Steel Co., Ltd......................  79,022    511,458       0.0%
*   Daeho International Corp...................     543         --       0.0%
#   Daehwa Pharmaceutical Co., Ltd.............  22,883    372,919       0.0%
    Daekyo Co., Ltd............................  72,780    590,416       0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.. 139,260    220,558       0.0%
#   Daesang Corp............................... 122,159  5,278,643       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Daesang Holdings Co., Ltd...................    75,401 $ 1,951,428       0.1%
#   Daesung Holdings Co., Ltd...................    25,502     274,072       0.0%
    Daewon Pharmaceutical Co., Ltd..............    61,150   1,034,359       0.0%
    Daewon San Up Co., Ltd......................    49,261     385,548       0.0%
    Daewoong Co., Ltd...........................     6,217     282,611       0.0%
#   Daewoong Pharmaceutical Co., Ltd............    25,628   1,542,328       0.0%
*   Dahaam E-Tec Co., Ltd.......................     2,100       6,611       0.0%
#   Daishin Securities Co., Ltd.................   234,027   3,071,755       0.1%
#*  Danal Co., Ltd..............................     4,730      49,560       0.0%
#   Daou Data Corp..............................    57,148     838,674       0.0%
#   Daou Technology, Inc........................   167,950   2,929,289       0.1%
#*  Dasan Networks, Inc.........................   115,433     794,050       0.0%
#   Daum Kakao Corp.............................    55,806   5,591,921       0.1%
#   Dawonsys Co., Ltd...........................    48,948   1,328,468       0.0%
#   Dayou Automotive Seat Technology Co., Ltd...   337,845     864,894       0.0%
#   DCM Corp....................................    33,873     567,674       0.0%
#*  Deutsch Motors, Inc.........................    48,994     267,916       0.0%
    DGB Financial Group, Inc.................... 1,001,145  11,301,148       0.2%
    Digital Chosun Co., Ltd.....................    47,248     226,478       0.0%
#   Digital Power Communications Co., Ltd.......   162,963     818,551       0.0%
#*  DIO Corp....................................    25,682     330,173       0.0%
    Dong Ah Tire & Rubber Co., Ltd..............    30,123     599,861       0.0%
#   Dong-A Socio Holdings Co., Ltd..............    14,293   2,045,131       0.1%
#   Dong-Ah Geological Engineering Co., Ltd.....    30,200     233,699       0.0%
    Dong-Il Corp................................     3,655     303,570       0.0%
#*  Dongaone Co., Ltd...........................   111,180     292,066       0.0%
#   Dongbang Transport Logistics Co., Ltd.......    75,370     268,004       0.0%
*   Dongbu Corp.................................    50,557      41,257       0.0%
#*  Dongbu HiTek Co., Ltd.......................   166,849   1,276,669       0.0%
    Dongbu Securities Co., Ltd..................   192,029   1,176,620       0.0%
#*  Dongbu Steel Co., Ltd.......................    37,730     192,920       0.0%
    Dongil Industries Co., Ltd..................     6,523     477,797       0.0%
#   Dongjin Semichem Co., Ltd...................   149,377     730,865       0.0%
*   Dongkook Industrial Co., Ltd................   124,790     319,321       0.0%
#   DongKook Pharmaceutical Co., Ltd............    31,782   1,419,602       0.0%
    Dongkuk Industries Co., Ltd.................    91,860     342,320       0.0%
#*  Dongkuk Steel Mill Co., Ltd.................   388,492   2,307,269       0.1%
#   Dongkuk Structure & Construction Co., Ltd...   159,549     539,404       0.0%
#   Dongsung Chemical Co., Ltd..................     8,700     149,423       0.0%
    Dongsung Holdings Co., Ltd..................   138,189   1,111,633       0.0%
#*  Dongsung Pharmaceutical Co., Ltd............    95,567     641,291       0.0%
*   Dongwha Enterprise Co., Ltd.................     5,538     186,799       0.0%
#   Dongwha Pharm Co., Ltd......................   132,021   1,024,012       0.0%
    Dongwon F&B Co., Ltd........................     6,814   2,242,501       0.1%
#   Dongwon Industries Co., Ltd.................     6,821   1,986,993       0.1%
#   Dongwon Systems Corp........................     5,977     297,511       0.0%
*   Dongwoo Co., Ltd............................    58,857     315,240       0.0%
    Dongyang E&P, Inc...........................    35,068     417,913       0.0%
#*  Doosan Engine Co., Ltd......................   180,632   1,171,069       0.0%
#   Doosan Engineering & Construction Co., Ltd..    24,154     229,156       0.0%
#*  Doosan Infracore Co., Ltd...................    68,080     752,411       0.0%
#*  Dragonfly GF Co., Ltd.......................    35,178     408,023       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    DRB Holding Co., Ltd.....................  59,548 $  872,286       0.0%
#*  Duk San Neolux Co., Ltd..................  34,963    720,786       0.0%
#*  Duksan Hi-Metal Co., Ltd.................  50,619    494,002       0.0%
    DuzonBIzon Co., Ltd...................... 124,375  1,383,281       0.0%
    DY Corp.................................. 103,540    807,424       0.0%
#*  DY POWER Corp............................  51,834    623,091       0.0%
#   e Tec E&C, Ltd...........................   4,675    732,043       0.0%
#   e-LITECOM Co., Ltd.......................  48,416  1,045,809       0.0%
#*  e-Starco Co., Ltd........................ 153,747    379,579       0.0%
    E1 Corp..................................  15,389  1,023,532       0.0%
#   Eagon Industries Co., Ltd................  39,830    854,350       0.0%
#   Easy Bio, Inc............................ 233,021  1,192,619       0.0%
#*  Ecopro Co., Ltd..........................  71,721    566,059       0.0%
#   EG Corp..................................  30,118    501,572       0.0%
#*  ELK Corp................................. 106,470    384,386       0.0%
#*  EMKOREA Co., Ltd.........................  22,942    124,540       0.0%
#   ENF Technology Co., Ltd..................  48,441    631,295       0.0%
#   Eo Technics Co., Ltd.....................  45,957  4,732,259       0.1%
#   Estechpharma Co., Ltd....................  56,653    531,672       0.0%
#*  ESTsoft Corp.............................     442     20,781       0.0%
#   Eugene Corp.............................. 277,837  1,877,690       0.1%
#*  Eugene Investment & Securities Co., Ltd.. 549,087  2,199,478       0.1%
#   Eugene Technology Co., Ltd...............  94,115  1,412,580       0.0%
#*  Eusu Holdings Co., Ltd...................  82,998    840,045       0.0%
    EVERDIGM Corp............................  60,355    367,404       0.0%
    F&F Co., Ltd.............................   2,620     57,915       0.0%
#*  Farmsco..................................  13,587    179,253       0.0%
#   Fila Korea, Ltd..........................  56,306  5,511,616       0.1%
#*  Fine Technix Co., Ltd....................  92,328    340,882       0.0%
#*  Finetex EnE, Inc.........................  86,393    243,024       0.0%
#   Firstec Co., Ltd......................... 164,190    604,921       0.0%
#*  Flexcom, Inc.............................  53,658    266,296       0.0%
#*  Foosung Co., Ltd......................... 142,799    540,302       0.0%
#   Fursys, Inc..............................  14,315    448,554       0.0%
#*  Gamevil, Inc.............................   9,583  1,054,753       0.0%
    Gaon Cable Co., Ltd......................  21,699    538,424       0.0%
#*  GeneOne Life Science, Inc................   4,475     34,390       0.0%
#*  Genexine Co., Ltd........................   3,715    243,628       0.0%
#*  Genic Co., Ltd...........................  24,789    810,844       0.0%
    GIIR, Inc................................  10,990    105,122       0.0%
    Global & Yuasa Battery Co., Ltd..........  34,248  1,757,752       0.0%
#   Global Display Co., Ltd..................  81,699    475,406       0.0%
#*  GNCO Co., Ltd............................ 270,836    342,607       0.0%
*   Golfzon Co., Ltd.........................  15,908  1,862,411       0.1%
#   Golfzon Yuwon Holdings Co., Ltd..........  77,502    955,408       0.0%
#   Grand Korea Leisure Co., Ltd............. 121,442  4,346,113       0.1%
    Green Cross Corp.........................  33,326  5,490,861       0.1%
#   Green Cross Holdings Corp................ 128,095  3,484,867       0.1%
*   Green Non-Life Insurance Co., Ltd........  22,357         --       0.0%
#*  GS Engineering & Construction Corp....... 123,159  3,678,933       0.1%
#   GS Global Corp...........................  69,887    537,813       0.0%
    GS Home Shopping, Inc....................  13,523  3,011,796       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                               ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   GS retail Co., Ltd........................................ 151,969 $ 5,495,519       0.1%
#   Gwangju Shinsegae Co., Ltd................................   3,400     995,575       0.0%
#   Haesung Industrial Co., Ltd...............................  13,606     368,250       0.0%
#*  Halla Corp................................................ 113,384     675,979       0.0%
    Halla Holdings Corp.......................................  40,253   2,592,540       0.1%
    Halla Visteon Climate Control Corp........................  51,040   1,914,895       0.1%
#   Han Kuk Carbon Co., Ltd................................... 218,733   1,353,739       0.0%
#   Hana Micron, Inc.......................................... 102,657   1,006,955       0.0%
#   Hana Tour Service, Inc....................................  52,163   6,188,150       0.1%
#*  Hanall Biopharma Co., Ltd.................................  92,648     470,031       0.0%
#   Hancom, Inc............................................... 100,956   1,892,448       0.1%
    Handok, Inc...............................................  29,047     870,394       0.0%
#   Handsome Co., Ltd.........................................  84,470   2,787,543       0.1%
    Hanil Cement Co., Ltd.....................................  20,147   2,825,996       0.1%
#*  Hanjin Heavy Industries & Construction Co., Ltd........... 405,499   2,346,087       0.1%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd..  83,425     666,033       0.0%
#   Hanjin Kal Corp........................................... 230,247   7,050,124       0.1%
#*  Hanjin P&C Co., Ltd....................................... 110,818     203,788       0.0%
#   Hanjin Transportation Co., Ltd............................  56,414   3,194,462       0.1%
    Hankook Shell Oil Co., Ltd................................   3,685   1,690,460       0.0%
*   Hankook Synthetics, Inc...................................     550          --       0.0%
    Hankuk Glass Industries, Inc..............................  11,460     383,562       0.0%
    Hankuk Paper Manufacturing Co., Ltd.......................  12,824     410,355       0.0%
#*  Hanmi Pharm Co., Ltd......................................  35,574  12,439,158       0.2%
#*  Hanmi Science Co., Ltd....................................  58,387   2,324,016       0.1%
#   Hanmi Semiconductor Co., Ltd..............................  55,466     780,374       0.0%
#   Hansae Co., Ltd........................................... 101,194   3,878,621       0.1%
#   Hansae Yes24 Holdings Co., Ltd............................  60,141     933,597       0.0%
#*  Hanshin Construction......................................  18,408     300,259       0.0%
#   Hansol Chemical Co., Ltd..................................  51,329   3,457,578       0.1%
*   Hansol Holdings Co., Ltd.................................. 162,702   1,220,116       0.0%
#*  Hansol HomeDeco Co., Ltd.................................. 362,991     570,474       0.0%
#   Hansol Logistics Co., Ltd................................. 246,500     871,163       0.0%
#*  Hansol Paper Co., Ltd.....................................  99,326   2,228,034       0.1%
#*  Hansol Technics Co., Ltd.................................. 112,938   1,994,253       0.1%
#   Hanssem Co., Ltd..........................................  43,605   8,046,455       0.2%
    Hanwha Chemical Corp...................................... 106,197   1,693,333       0.0%
    Hanwha Corp............................................... 167,052   6,559,993       0.1%
    Hanwha Galleria Timeworld Co., Ltd........................  11,653     640,132       0.0%
#*  Hanwha General Insurance Co., Ltd......................... 178,702     817,564       0.0%
    Hanwha Investment & Securities Co., Ltd................... 373,336   2,196,475       0.1%
    Hanyang Eng Co., Ltd......................................  63,549     563,984       0.0%
    Hanyang Securities Co., Ltd...............................  18,538     160,000       0.0%
#*  Harim Co., Ltd............................................ 189,668     939,500       0.0%
#*  Harim Holdings Co., Ltd................................... 171,501     812,459       0.0%
#   Heung-A Shipping Co., Ltd................................. 583,317   1,849,699       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.................  92,139     382,421       0.0%
#   High Tech Pharm Co., Ltd..................................  28,464     390,626       0.0%
#   Hite Jinro Co., Ltd....................................... 175,071   3,706,263       0.1%
    Hitejinro Holdings Co., Ltd...............................  49,775     643,659       0.0%
#   HMC Investment Securities Co., Ltd........................ 111,405   1,411,931       0.0%
    HS R&A Co., Ltd...........................................  23,158     689,118       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                         ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Huchems Fine Chemical Corp.......................... 109,178 $ 2,696,743       0.1%
    Humax Co., Ltd...................................... 107,106   1,852,358       0.0%
#   Huons Co., Ltd......................................  38,303   2,402,590       0.1%
    Husteel Co., Ltd....................................  23,193     437,380       0.0%
#   Huvis Corp..........................................  97,217     954,120       0.0%
#   Huvitz Co., Ltd.....................................  28,094     488,348       0.0%
#   Hwa Shin Co., Ltd................................... 114,245     807,961       0.0%
    Hwacheon Machine Tool Co., Ltd......................   4,979     341,848       0.0%
    HwaSung Industrial Co., Ltd.........................  53,066     956,319       0.0%
#   Hy-Lok Corp.........................................  43,396   1,375,953       0.0%
    Hyosung Corp........................................  92,921  10,277,832       0.2%
    Hyundai BNG Steel Co., Ltd..........................  58,986     898,415       0.0%
#   Hyundai Corp........................................  61,884   1,958,425       0.1%
    Hyundai Development Co..............................  56,179   2,990,408       0.1%
#*  Hyundai Elevator Co., Ltd...........................  64,859   4,614,611       0.1%
#   Hyundai Engineering Plastics Co., Ltd............... 101,203     930,579       0.0%
#   Hyundai Greenfood Co., Ltd.......................... 271,752   4,791,652       0.1%
    Hyundai Home Shopping Network Corp..................  34,705   4,363,441       0.1%
    Hyundai Hy Communications & Networks Co., Ltd....... 173,909     860,772       0.0%
    Hyundai Hysco Co., Ltd..............................  48,994   3,018,242       0.1%
#   Hyundai Livart Furniture Co., Ltd...................  64,002   2,243,936       0.1%
    Hyundai Marine & Fire Insurance Co., Ltd............  12,994     346,354       0.0%
#*  Hyundai Merchant Marine Co., Ltd....................  14,336     127,405       0.0%
*   Hyundai Mipo Dockyard Co., Ltd......................   2,711     225,379       0.0%
#   Hyundai Securities Co., Ltd......................... 727,994   7,538,083       0.1%
#*  Hyunjin Materials Co., Ltd..........................  76,293     241,163       0.0%
#   HyVision System, Inc................................  45,692     497,459       0.0%
#   ICD Co., Ltd........................................  84,572     573,167       0.0%
#   Il Dong Pharmaceutical Co., Ltd.....................  62,230   1,113,630       0.0%
#   Iljin Display Co., Ltd..............................  31,474     319,066       0.0%
#   Iljin Electric Co., Ltd............................. 127,969     833,980       0.0%
#   Iljin Holdings Co., Ltd............................. 150,141     933,190       0.0%
#*  Iljin Materials Co., Ltd............................  91,522     697,998       0.0%
    Ilshin Spinning Co., Ltd............................   7,873   1,435,190       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.....................   2,864     346,329       0.0%
#*  IM Co., Ltd.........................................  65,996     267,272       0.0%
#   iMarketKorea, Inc...................................  90,333   2,300,654       0.1%
#   InBody Co., Ltd.....................................  58,689   1,743,433       0.0%
#*  Infinitt Healthcare Co., Ltd........................   8,517      69,707       0.0%
#*  Infopia Co., Ltd....................................  34,245     471,922       0.0%
#*  Infraware, Inc...................................... 103,254     614,774       0.0%
#*  InkTec Co., Ltd.....................................  38,881     381,272       0.0%
#   Innochips Technology, Inc...........................  31,294     505,946       0.0%
#*  InnoWireless, Inc...................................  21,995     261,755       0.0%
#*  Innox Corp..........................................  63,904     928,218       0.0%
#*  Insun ENT Co., Ltd.................................. 172,368     788,766       0.0%
    Intelligent Digital Integrated Securities Co., Ltd..  28,877     453,894       0.0%
#*  Interflex Co., Ltd..................................  56,555     759,826       0.0%
    Intergis Co., Ltd...................................   5,610      44,639       0.0%
#   Interojo Co., Ltd...................................  39,961     842,899       0.0%
#   Interpark Holdings Corp............................. 206,989   1,722,351       0.0%
#   INTOPS Co., Ltd.....................................  40,383     781,351       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Inzi Controls Co., Ltd.....................  45,990 $  255,705       0.0%
    INZI Display Co., Ltd......................  64,622    137,699       0.0%
#   Iones Co., Ltd.............................  18,073    412,107       0.0%
#   IS Dongseo Co., Ltd........................  52,132  3,962,781       0.1%
#   ISU Chemical Co., Ltd......................  65,141    712,591       0.0%
#   IsuPetasys Co., Ltd........................ 189,204  1,079,548       0.0%
#   Jahwa Electronics Co., Ltd.................  73,642    883,750       0.0%
#   JB Financial Group Co., Ltd................ 490,419  3,165,495       0.1%
*   Jcontentree Corp........................... 171,644    564,267       0.0%
#   Jeil Pharmaceutical Co.....................  38,801  1,219,666       0.0%
#*  Jeju Semiconductor Corp....................  33,053    122,208       0.0%
    Jinro Distillers Co., Ltd..................  12,752    397,278       0.0%
#   Jinsung T.E.C..............................  70,489    434,491       0.0%
    JLS Co., Ltd...............................   5,579     33,870       0.0%
*   JNK Heaters Co., Ltd.......................  11,537     61,171       0.0%
#*  Joymax Co., Ltd............................  21,192    496,198       0.0%
#*  Jusung Engineering Co., Ltd................ 222,336  1,255,820       0.0%
#*  JVM Co., Ltd...............................  18,510  1,049,236       0.0%
#   JW Holdings Co., Ltd....................... 195,463  1,057,477       0.0%
#   JW Pharmaceutical Corp.....................  57,132  1,481,279       0.0%
#   JW Shinyak Corp............................   5,822     34,800       0.0%
#*  JYP Entertainment Corp.....................  11,644     58,074       0.0%
#   KB Capital Co., Ltd........................  66,895  1,394,469       0.0%
#*  KC Cottrell Co., Ltd.......................  28,203    214,421       0.0%
#   KC Green Holdings Co., Ltd.................  80,230    895,575       0.0%
#   KC Tech Co., Ltd........................... 123,092  1,074,718       0.0%
#   KCC Engineering & Construction Co., Ltd....  30,123    271,517       0.0%
*   KCO Energy, Inc............................     120         --       0.0%
#*  KCP Co., Ltd...............................  63,178  1,928,997       0.1%
#*  KEC Corp................................... 253,309    333,654       0.0%
#   KEPCO Engineering & Construction Co., Inc..  15,812    613,423       0.0%
#   Keyang Electric Machinery Co., Ltd......... 156,430    619,669       0.0%
    KG Chemical Corp...........................  45,800    748,280       0.0%
    Kginicis Co., Ltd..........................  88,253  1,919,159       0.1%
#   KGMobilians Co., Ltd.......................  67,135  1,106,286       0.0%
#   KH Vatec Co., Ltd..........................  87,362  1,770,206       0.0%
#   KISCO Corp.................................  20,347    672,518       0.0%
    KISCO Holdings Co., Ltd....................   2,292    116,883       0.0%
#   Kishin Corp................................  49,420    358,045       0.0%
#   KISWIRE, Ltd...............................  39,054  2,537,419       0.1%
#   KIWOOM Securities Co., Ltd.................  68,819  4,878,879       0.1%
*   KMH Co., Ltd...............................  53,106    578,371       0.0%
#*  KMW Co., Ltd...............................  53,185    545,200       0.0%
#   Koentec Co., Ltd........................... 297,857    845,042       0.0%
    Koh Young Technology, Inc..................  63,733  2,630,482       0.1%
#   Kolao Holdings............................. 131,554  2,455,335       0.1%
#   Kolon Corp.................................  45,278  1,881,479       0.1%
*   Kolon Global Corp..........................  34,852    561,272       0.0%
#   Kolon Industries, Inc...................... 107,359  6,454,786       0.1%
#   Kolon Life Science, Inc....................  27,291  2,250,863       0.1%
#*  Komipharm International Co., Ltd...........  11,873    272,427       0.0%
#   KONA I Co., Ltd............................  71,763  2,337,589       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                             SHARES   VALUE++   OF NET ASSETS**
                                                             ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Kook Soon Dang Brewery Co., Ltd.........................  67,701 $  481,460       0.0%
    Korea Airport Service Co., Ltd..........................     934     38,749       0.0%
    Korea Alcohol Industrial Co., Ltd.......................  42,594    260,896       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd................   8,530    128,483       0.0%
#   Korea Circuit Co., Ltd..................................  65,808    716,558       0.0%
#   Korea District Heating Corp.............................  17,097  1,027,043       0.0%
    Korea Electric Terminal Co., Ltd........................  32,072  2,187,190       0.1%
#   Korea Electronic Power Industrial Development Co., Ltd..  74,881    398,275       0.0%
    Korea Export Packaging Industrial Co., Ltd..............   5,621    134,071       0.0%
#   Korea Flange Co., Ltd...................................  30,271    477,834       0.0%
#*  Korea Info & Comm.......................................  61,340    812,426       0.0%
    Korea Investment Holdings Co., Ltd......................  81,505  5,218,535       0.1%
#   Korea Kolmar Co., Ltd...................................  77,481  5,235,525       0.1%
#   Korea Kolmar Holdings Co., Ltd..........................  33,913  1,670,700       0.0%
#*  Korea Line Corp.........................................  64,935  1,402,567       0.0%
#   Korea Petro Chemical Ind................................  19,034  3,072,877       0.1%
#   Korea United Pharm, Inc.................................  55,323  1,025,416       0.0%
    Korean Reinsurance Co................................... 560,005  6,209,214       0.1%
#   Kortek Corp.............................................  56,343    780,865       0.0%
#   KPF.....................................................  42,149    163,981       0.0%
#   KPX Chemical Co., Ltd...................................   6,479    369,127       0.0%
#*  KR Motors Co., Ltd......................................  56,572     65,200       0.0%
#*  KSCB Co., Ltd...........................................   7,972     54,454       0.0%
*   KT Hitel Co., Ltd.......................................  81,696    975,477       0.0%
    KT Skylife Co., Ltd..................................... 124,747  2,025,791       0.1%
#*  KTB Investment & Securities Co., Ltd.................... 307,884  1,051,633       0.0%
    Kukdo Chemical Co., Ltd.................................  23,101  1,440,850       0.0%
#*  Kumho Electric Co., Ltd.................................  24,881    462,454       0.0%
    Kumho Petrochemical Co., Ltd............................   2,013    161,238       0.0%
*   Kumho Tire Co., Inc..................................... 421,717  3,833,715       0.1%
#   Kumkang Kind Co., Ltd...................................  16,750  1,313,646       0.0%
    Kunsul Chemical Industrial Co., Ltd.....................  23,454  1,120,221       0.0%
    Kwang Dong Pharmaceutical Co., Ltd...................... 197,814  3,044,526       0.1%
#*  Kwang Myung Electric Engineering Co., Ltd............... 237,440    570,768       0.0%
#*  Kyeryong Construction Industrial Co., Ltd...............  25,068    283,621       0.0%
    Kyobo Securities Co., Ltd............................... 130,490  1,475,851       0.0%
#   Kyung Dong Navien Co., Ltd..............................  33,704    899,794       0.0%
#   Kyung-In Synthetic Corp................................. 123,588    603,899       0.0%
    Kyungbang, Ltd..........................................   4,617  1,128,245       0.0%
    Kyungchang Industrial Co., Ltd..........................  73,797    553,457       0.0%
    KyungDong City Gas Co., Ltd.............................  12,897  1,430,380       0.0%
    Kyungdong Pharm Co., Ltd................................  38,679    921,638       0.0%
#   L&F Co., Ltd............................................  52,290    418,624       0.0%
#*  LB Semicon, Inc......................................... 164,971    260,267       0.0%
#   LEENO Industrial, Inc...................................  51,031  2,184,400       0.1%
#   LF Corp................................................. 118,888  3,909,167       0.1%
#   LG Hausys, Ltd..........................................  37,195  5,781,374       0.1%
    LG Innotek Co., Ltd.....................................  28,962  2,688,857       0.1%
#   LG International Corp................................... 206,725  7,910,572       0.2%
#*  LG Life Sciences, Ltd...................................  57,740  3,027,783       0.1%
    LIG Insurance Co., Ltd.................................. 243,340  5,630,800       0.1%
#   LMS Co., Ltd............................................  32,869    510,794       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Lock & Lock Co., Ltd.....................   202,888 $2,444,237       0.1%
#   Lotte Chilsung Beverage Co., Ltd.........     3,217  7,116,915       0.1%
    Lotte Confectionery Co., Ltd.............     1,849  3,216,298       0.1%
#   Lotte Food Co., Ltd......................     3,967  2,810,606       0.1%
#   LOTTE Himart Co., Ltd....................    52,277  3,470,289       0.1%
#*  Lotte Non-Life Insurance Co., Ltd........   156,426    408,545       0.0%
    LS Corp..................................    54,593  2,744,522       0.1%
    LS Industrial Systems Co., Ltd...........    81,575  4,495,450       0.1%
#   Lumens Co., Ltd..........................   301,165  1,650,722       0.0%
    Macquarie Korea Infrastructure Fund...... 1,142,184  8,433,575       0.2%
#*  Macrogen, Inc............................    42,509  1,480,272       0.0%
#   Maeil Dairy Industry Co., Ltd............    42,668  1,760,344       0.0%
#   Mando Corp...............................    31,793  4,409,704       0.1%
#   MDS Technology Co., Ltd..................    14,416    285,283       0.0%
#*  Medifron DBT Co., Ltd....................    69,176    328,134       0.0%
#*  Medipost Co., Ltd........................     3,841    317,306       0.0%
#   Medy-Tox, Inc............................    23,965  8,284,766       0.2%
    MegaStudy Co., Ltd.......................    26,574  1,675,749       0.0%
#*  Melfas, Inc..............................   104,886    504,872       0.0%
    Meritz Finance Group, Inc................   170,129  2,179,588       0.1%
#   Meritz Fire & Marine Insurance Co., Ltd..   360,346  4,799,860       0.1%
    Meritz Securities Co., Ltd............... 1,043,095  6,097,356       0.1%
    Mi Chang Oil Industrial Co., Ltd.........     2,262    170,372       0.0%
    Mirae Asset Securities Co., Ltd..........    96,017  5,295,861       0.1%
#*  Mirae Corp............................... 1,931,820    476,667       0.0%
    Miwon Chemicals Co., Ltd.................     1,890     71,782       0.0%
*   Miwon Commercial Co., Ltd................       716    115,879       0.0%
    Miwon Specialty Chemical Co., Ltd........     1,041    298,189       0.0%
#   MK Electron Co., Ltd.....................   101,002    672,202       0.0%
#*  MNTech Co., Ltd..........................   110,847    658,136       0.0%
#   Modetour Network, Inc....................    62,361  2,121,326       0.1%
#*  Monalisa Co., Ltd........................    68,050    383,945       0.0%
#   Moorim P&P Co., Ltd......................   160,953    748,789       0.0%
*   Moorim Paper Co., Ltd....................    98,440    321,261       0.0%
    Motonic Corp.............................    63,819    756,742       0.0%
#*  Muhak Co., Ltd...........................    56,432  1,901,014       0.1%
#   Namhae Chemical Corp.....................   149,878  1,371,060       0.0%
#*  Namsun Aluminum Co., Ltd.................   129,275    151,945       0.0%
#   Namyang Dairy Products Co., Ltd..........     1,390    954,587       0.0%
#*  Neowiz Games Corp........................    84,844  1,723,853       0.0%
*   NEOWIZ HOLDINGS Corp.....................    24,844    449,085       0.0%
#*  NEPES Corp...............................   104,343    826,650       0.0%
#   Nexen Corp...............................    33,168  2,809,414       0.1%
#   Nexen Tire Corp..........................   200,617  2,433,728       0.1%
#*  Nexolon Co., Ltd.........................     2,976      2,387       0.0%
#*  Nexon GT Co., Ltd........................    80,972  1,242,701       0.0%
#   NICE Holdings Co., Ltd...................    84,553  1,555,898       0.0%
    NICE Information Service Co., Ltd........   206,717  1,349,493       0.0%
#   NK Co., Ltd..............................   179,908    705,298       0.0%
#   Nong Shim Holdings Co., Ltd..............     9,337    960,542       0.0%
#   Nong Woo Bio Co., Ltd....................    45,420    977,132       0.0%
#   NongShim Co., Ltd........................    19,606  4,476,045       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
  SOUTH KOREA -- (Continued)
      Noroo Holdings Co., Ltd..............  12,360 $  322,373       0.0%
  #   NOROO Paint & Coatings Co., Ltd......  52,398    541,767       0.0%
      NPC..................................  56,060    351,713       0.0%
      OCI Materials Co., Ltd...............  35,023  3,307,825       0.1%
  #*  OPTRON-TEC, Inc......................  86,759    472,849       0.0%
  #*  Orientbio, Inc....................... 458,227    304,347       0.0%
  #*  OSANGJAIEL Co., Ltd..................  26,528    582,473       0.0%
  #*  Osstem Implant Co., Ltd..............  60,174  2,629,701       0.1%
  #*  Osung LST Co., Ltd...................  24,751     10,098       0.0%
      Ottogi Corp..........................   6,617  4,346,270       0.1%
  #*  Paik Kwang Industrial Co., Ltd.......  85,406    162,416       0.0%
  #*  Pan Ocean Co., Ltd...................  17,111     49,506       0.0%
  #   Pan-Pacific Co., Ltd................. 164,180    799,301       0.0%
      Pang Rim Co., Ltd....................   8,001    243,989       0.0%
  #*  PaperCorea, Inc...................... 688,918    710,019       0.0%
  #   Partron Co., Ltd..................... 220,943  2,316,885       0.1%
  #*  Pharmicell Co., Ltd.................. 146,444    559,269       0.0%
  #   Poongsan Corp........................ 144,872  3,903,008       0.1%
  #   Poongsan Holdings Corp...............  26,213  1,071,593       0.0%
  #   POSCO Chemtech Co., Ltd..............  11,177  1,427,361       0.0%
  *   POSCO Coated & Color Steel Co., Ltd..   2,498     41,892       0.0%
  #   Posco ICT Co., Ltd................... 297,041  1,496,601       0.0%
  #*  Posco M-Tech Co., Ltd................ 120,392    331,337       0.0%
  #*  Posco Plantec Co., Ltd...............  16,494     38,860       0.0%
  #*  Power Logics Co., Ltd................ 153,415    558,704       0.0%
  #   PSK, Inc.............................  58,750    680,693       0.0%
  #   Pulmuone Co., Ltd....................   6,862  1,252,748       0.0%
  #   Pyeong Hwa Automotive Co., Ltd.......  68,705  1,135,912       0.0%
  #*  Redrover Co., Ltd.................... 134,133    971,720       0.0%
      Reyon Pharmaceutical Co., Ltd........  23,194    584,217       0.0%
  #   RFsemi Technologies, Inc.............  30,415    226,848       0.0%
  #   RFTech Co., Ltd......................  56,309    381,070       0.0%
  #   Romanson Co., Ltd....................  49,559    830,746       0.0%
  #*  S&C Engine Group, Ltd................ 245,834    480,813       0.0%
      S&T Corp.............................   5,003    102,681       0.0%
      S&T Dynamics Co., Ltd................ 160,725  2,057,219       0.1%
  #   S&T Holdings Co., Ltd................  29,791    791,684       0.0%
      S&T Motiv Co., Ltd...................  50,410  2,972,620       0.1%
  #   S-Energy Co., Ltd....................  59,160    465,633       0.0%
  #*  S-MAC Co., Ltd.......................  85,869    519,710       0.0%
  #   Saeron Automotive Corp...............   2,640     26,053       0.0%
  #*  Sajo Industries Co., Ltd.............  13,633  1,401,838       0.0%
      Sam Young Electronics Co., Ltd.......  63,000    890,940       0.0%
  #   Sam Yung Trading Co., Ltd............  55,956  1,215,803       0.0%
  #   Samchully Co., Ltd...................  15,646  1,874,376       0.1%
  #   Samho Development Co., Ltd...........  75,697    239,624       0.0%
  #*  Samho International Co., Ltd.........  30,379    756,724       0.0%
  #   SAMHWA Paints Industrial Co., Ltd....  57,633    846,835       0.0%
  #   Samick Musical Instruments Co., Ltd.. 382,196  1,712,426       0.0%
  #   Samick THK Co., Ltd..................  46,951    389,513       0.0%
  #   Samjin Pharmaceutical Co., Ltd.......  59,596  1,347,011       0.0%
  #   Samkwang Glass.......................  19,483  1,578,499       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Samlip General Foods Co., Ltd...................  12,187 $2,941,875       0.1%
#   Samsung Fine Chemicals Co., Ltd................. 123,140  4,983,103       0.1%
#*  Samsung Techwin Co., Ltd........................ 185,669  4,768,852       0.1%
#*  SAMT Co., Ltd...................................  76,958    124,270       0.0%
#   Samyang Foods Co., Ltd..........................  17,230    409,285       0.0%
    Samyang Holdings Corp...........................  21,745  2,066,689       0.1%
#   Samyang Tongsang Co., Ltd.......................  10,193  1,056,851       0.0%
#*  Samyoung Chemical Co., Ltd...................... 173,170    318,099       0.0%
#*  Sangbo Corp..................................... 106,325    542,293       0.0%
#*  Sapphire Technology Co., Ltd....................  42,273    689,229       0.0%
    Satrec Initiative Co., Ltd......................   9,000    208,064       0.0%
#   Savezone I&C Corp...............................  62,674    387,405       0.0%
    SBS Contents Hub Co., Ltd.......................  50,267    789,208       0.0%
#   SBS Media Holdings Co., Ltd..................... 277,535  1,372,982       0.0%
#*  SBW............................................. 568,070    908,463       0.0%
    Seah Besteel Corp...............................  87,900  3,009,143       0.1%
    SeAH Holdings Corp..............................   4,811    828,403       0.0%
    SeAH Steel Corp.................................  17,840  1,353,990       0.0%
#   Sebang Co., Ltd.................................  57,074  1,154,677       0.0%
#*  Seegene, Inc....................................  58,471  1,945,552       0.1%
#   Sejong Industrial Co., Ltd......................  70,108    877,365       0.0%
    Sempio Foods Co.................................  11,762    418,669       0.0%
#*  Seobu T&D.......................................  73,518  1,616,914       0.0%
#   Seohan Co., Ltd................................. 245,591    572,850       0.0%
#*  Seohee Construction Co., Ltd.................... 889,273  1,198,800       0.0%
#*  Seoul Semiconductor Co., Ltd.................... 189,938  3,423,304       0.1%
#   SEOWONINTECH Co., Ltd...........................  58,761    742,109       0.0%
#   Seoyon Co., Ltd................................. 118,432  1,424,153       0.0%
#*  Sewon Cellontech Co., Ltd....................... 146,454    434,733       0.0%
    Sewon Precision Industry Co., Ltd...............  19,656    560,202       0.0%
#   SEWOONMEDICAL Co., Ltd.......................... 109,964    684,762       0.0%
#   SFA Engineering Corp............................  58,145  2,782,107       0.1%
#*  SG Corp......................................... 865,420    577,147       0.0%
#   SH Energy & Chemical Co., Ltd................... 527,381  1,032,236       0.0%
#   Shin Poong Pharmaceutical Co., Ltd.............. 166,467    810,856       0.0%
#*  Shinil Industrial Co., Ltd...................... 280,106    494,580       0.0%
    Shinsegae Co., Ltd..............................  41,444  7,776,066       0.2%
*   Shinsegae Engineering & Construction Co., Ltd...   1,463     93,294       0.0%
    Shinsegae Information & Communication Co., Ltd..   6,991    700,176       0.0%
#   Shinsegae International Co., Ltd................  14,823  1,473,257       0.0%
#*  Shinsung Solar Energy Co., Ltd.................. 269,802    358,802       0.0%
*   Shinsung Tongsang Co., Ltd...................... 705,326  1,407,800       0.0%
#*  Shinwha Intertek Corp........................... 128,714    450,701       0.0%
#*  Shinwon Corp.................................... 192,604    436,146       0.0%
    Shinyoung Securities Co., Ltd...................  14,050    807,537       0.0%
#*  Signetics Corp.................................. 297,153    490,072       0.0%
#   SIGONG TECH Co., Ltd............................  67,831    524,729       0.0%
    Silicon Works Co., Ltd..........................  70,469  2,669,310       0.1%
#   Silla Co., Ltd..................................  38,828    778,059       0.0%
#*  Simm Tech Co., Ltd.............................. 131,543  1,135,839       0.0%
#   SIMPAC, Inc.....................................  82,218    578,932       0.0%
    Sindoh Co., Ltd.................................  10,939    709,970       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                   --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   SJM Co., Ltd..................................    49,393 $  357,378       0.0%
*   SK Broadband Co., Ltd.........................   902,916  4,036,241       0.1%
#   SK Chemicals Co., Ltd.........................    87,656  5,693,074       0.1%
#*  SK Communications Co., Ltd....................   103,928    696,528       0.0%
#   SK Gas, Ltd...................................    23,146  2,072,402       0.1%
    SK Networks Co., Ltd..........................   493,573  3,648,108       0.1%
#*  SK Securities Co., Ltd........................ 1,947,663  3,081,760       0.1%
    SKC Co., Ltd..................................   144,875  5,702,615       0.1%
#*  SKC Solmics Co., Ltd..........................    43,587    104,171       0.0%
#   SL Corp.......................................    77,273  1,348,681       0.0%
#*  SM Culture & Contents Co., Ltd................    59,505    160,512       0.0%
#*  SM Entertainment Co...........................    92,354  2,700,195       0.1%
#*  Solborn, Inc..................................    88,180    367,940       0.0%
*   Solco Biomedical Co., Ltd.....................    56,341     36,605       0.0%
#   Solid, Inc....................................   101,535    679,217       0.0%
#   Songwon Industrial Co., Ltd...................   100,166    859,756       0.0%
#   Soulbrain Co., Ltd............................    57,380  2,212,498       0.1%
*   Ssangyong Cement Industrial Co., Ltd..........   118,503  1,860,082       0.0%
*   Steel Flower Co., Ltd.........................    62,419    179,123       0.0%
#*  STS Semiconductor & Telecommunications........   300,260  1,331,941       0.0%
#*  STX Corp......................................     1,861      9,188       0.0%
#*  STX Engine Co., Ltd...........................    14,389     73,644       0.0%
#   Suheung Co., Ltd..............................    35,782  1,362,101       0.0%
    Sun Kwang Co., Ltd............................    15,705    344,990       0.0%
#   Sunchang Corp.................................    37,052    379,295       0.0%
#   Sung Kwang Bend Co., Ltd......................   107,397  1,568,524       0.0%
#*  Sungchang Enterprise Holdings, Ltd............    31,117    934,545       0.0%
#*  Sungshin Cement Co., Ltd......................   128,974  1,432,143       0.0%
    Sungwoo Hitech Co., Ltd.......................   218,231  2,292,182       0.1%
#   Sunjin Co., Ltd...............................    25,877    720,827       0.0%
#*  Sunny Electronics Corp........................    81,771    175,058       0.0%
#*  Suprema, Inc..................................    68,452  1,484,049       0.0%
#*  Synopex, Inc..................................   329,126    542,026       0.0%
    Tae Kyung Industrial Co., Ltd.................    39,841    232,311       0.0%
    Taekwang Industrial Co., Ltd..................     2,106  2,356,641       0.1%
#*  Taewoong Co., Ltd.............................    63,464    970,661       0.0%
#*  Taeyoung Engineering & Construction Co., Ltd..   242,962  1,359,126       0.0%
#*  Taihan Electric Wire Co., Ltd.................   189,922    159,449       0.0%
    Tailim Packaging Industrial Co., Ltd..........   195,880    631,824       0.0%
#   TCC Steel.....................................    40,253    125,586       0.0%
#   TechWing, Inc.................................    50,605    512,788       0.0%
#   TES Co., Ltd..................................    40,294    641,101       0.0%
#*  Theragen Etex Co., Ltd........................    31,067    210,584       0.0%
#*  TK Chemical Corp..............................   283,667    609,843       0.0%
#*  TK Corp.......................................    75,303    757,060       0.0%
    Tokai Carbon Korea Co., Ltd...................     1,274     21,824       0.0%
#   Tong Yang Moolsan Co., Ltd....................    22,590    167,721       0.0%
    Tongyang Life Insurance.......................   212,493  2,922,024       0.1%
#*  Top Engineering Co., Ltd......................    43,811    225,298       0.0%
#   Toptec Co., Ltd...............................    35,047    559,393       0.0%
#   Tovis Co., Ltd................................    78,732  1,143,191       0.0%
#*  Trais Co., Ltd................................    39,672    113,499       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                             --------- ------------ ---------------
SOUTH KOREA -- (Continued)
*   Trigem Computer, Inc....................         1 $         --       0.0%
#   TS Corp.................................    26,872      656,527       0.0%
*   UBCare Co., Ltd.........................    31,444       90,338       0.0%
#   Ubiquoss, Inc...........................    79,861      877,124       0.0%
*   Ubivelox, Inc...........................    15,537      169,713       0.0%
#   UI Display Co., Ltd.....................    34,401      162,495       0.0%
#   Uju Electronics Co., Ltd................    42,498      622,755       0.0%
#   Unid Co., Ltd...........................    21,795    1,312,036       0.0%
#   Uniquest Corp...........................    36,006      176,922       0.0%
#*  Unison Co., Ltd.........................    68,242      185,655       0.0%
#   Value Added Technologies Co., Ltd.......    41,298    1,020,814       0.0%
#   Vieworks Co., Ltd.......................    39,832    1,095,961       0.0%
#   Visang Education, Inc...................    29,722      304,464       0.0%
#*  Webzen, Inc.............................    44,001    1,728,577       0.0%
#*  WeMade Entertainment Co., Ltd...........    27,945    1,024,308       0.0%
#   Whanin Pharmaceutical Co., Ltd..........    43,130      862,676       0.0%
#   WillBes & Co. (The).....................   319,383      563,610       0.0%
#   WiSoL Co., Ltd..........................    96,855    1,079,364       0.0%
#*  Wonik Cube Corp.........................    20,753       80,305       0.0%
#*  Wonik IPS Co., Ltd......................   284,525    3,184,215       0.1%
#*  Wonik Materials Co., Ltd................    15,661      677,703       0.0%
#*  Woojeon & Handan Co., Ltd...............    90,141      142,947       0.0%
#*  Woongjin Co., Ltd.......................   237,553      524,020       0.0%
#*  Woongjin Energy Co., Ltd................   324,645      459,138       0.0%
*   Woongjin Thinkbig Co., Ltd..............   122,254    1,156,630       0.0%
#   Wooree ETI Co., Ltd.....................   163,783      465,569       0.0%
#*  Woori Investment Bank Co., Ltd.......... 3,027,946    1,276,740       0.0%
#   WooSung Feed Co., Ltd...................    86,370      272,913       0.0%
#   Y G-1 Co., Ltd..........................    89,329      919,403       0.0%
    YESCO Co., Ltd..........................    13,100      447,230       0.0%
#   YG Entertainment, Inc...................    46,549    2,034,359       0.1%
#   Yoosung Enterprise Co., Ltd.............   142,242      733,513       0.0%
#   Youlchon Chemical Co., Ltd..............    64,528      733,373       0.0%
#   Young Heung Iron & Steel Co., Ltd.......   287,784      550,189       0.0%
    Young Poong Corp........................     2,131    2,621,492       0.1%
*   Young Poong Mining & Construction Corp..     1,580           --       0.0%
#   Young Poong Precision Corp..............    81,590      821,051       0.0%
    Youngone Corp...........................    46,134    2,823,792       0.1%
    Youngone Holdings Co., Ltd..............    29,755    2,859,869       0.1%
#*  Yuanta Securities Korea Co., Ltd........    12,966       85,301       0.0%
    Yuhan Corp..............................    44,525    9,592,686       0.2%
    YuHwa Securities Co., Ltd...............    13,060      189,756       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.........   518,217      866,600       0.0%
*   ZeroOne Interactive Co., Ltd............     3,200           --       0.0%
                                                       ------------      ----
TOTAL SOUTH KOREA...........................            883,614,677      15.5%
                                                       ------------      ----
TAIWAN -- (13.3%)
#   A-DATA Technology Co., Ltd.............. 1,345,879    2,129,127       0.1%
#   Ability Enterprise Co., Ltd............. 2,899,076    1,654,137       0.0%
#   AcBel Polytech, Inc..................... 3,000,599    2,946,967       0.1%
#   Accton Technology Corp.................. 3,478,763    1,806,137       0.0%
#   Ace Pillar Co., Ltd.....................   254,008      148,483       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                --------- ---------- ---------------
TAIWAN -- (Continued)
    ACES Electronic Co., Ltd...................   632,000 $  647,553       0.0%
#   ACHEM Technology Corp...................... 1,591,860    965,101       0.0%
*   Acme Electronics Corp......................   497,000    404,899       0.0%
#   Acter Co., Ltd.............................   211,000    512,160       0.0%
*   Action Electronics Co., Ltd................   761,635    149,755       0.0%
#   Actron Technology Corp.....................   369,150  1,453,826       0.0%
#   Adlink Technology, Inc.....................   580,183  1,818,133       0.0%
#   Advanced Ceramic X Corp....................   232,000  1,140,712       0.0%
#*  Advanced Connectek, Inc.................... 1,479,000    534,357       0.0%
    Advanced International Multitech Co., Ltd..   477,000    372,429       0.0%
#*  Advanced Wireless Semiconductor Co.........   825,000  1,724,168       0.0%
#   Advancetek Enterprise Co., Ltd.............   867,917    718,284       0.0%
#*  AGV Products Corp.......................... 3,311,801    883,407       0.0%
#   AimCore Technology Co., Ltd................   334,589    239,125       0.0%
#   Alcor Micro Corp...........................   391,000    317,793       0.0%
    ALI Corp................................... 2,186,000  1,657,527       0.0%
#   Allis Electric Co., Ltd....................    54,000     17,611       0.0%
#   Alltek Technology Corp.....................   484,640    522,236       0.0%
#   Alltop Technology Co., Ltd.................   292,000    278,554       0.0%
    Alpha Networks, Inc........................ 2,183,763  1,635,740       0.0%
#   Altek Corp................................. 1,961,945  2,150,562       0.1%
    Ambassador Hotel (The)..................... 1,565,000  1,454,610       0.0%
#   AMPOC Far-East Co., Ltd....................   613,444    639,394       0.0%
    AmTRAN Technology Co., Ltd................. 4,567,951  2,615,094       0.1%
#   Anpec Electronics Corp.....................   589,590    633,827       0.0%
#   Apacer Technology, Inc.....................   971,576    973,399       0.0%
#   APCB, Inc..................................   961,000    629,076       0.0%
#   Apex Biotechnology Corp....................   638,483  1,135,996       0.0%
#   Apex International Co., Ltd................   753,293  1,126,965       0.0%
#   Apex Medical Corp..........................   393,500    669,288       0.0%
#   Apex Science & Engineering.................   905,897    424,368       0.0%
    Arcadyan Technology Corp...................   921,718  1,282,251       0.0%
#   Ardentec Corp.............................. 2,717,642  2,543,966       0.1%
#*  Arima Communications Corp.................. 1,376,719    505,393       0.0%
#*  Asia Optical Co., Inc...................... 1,578,000  1,950,685       0.1%
#   Asia Plastic Recycling Holding, Ltd........   914,460    877,620       0.0%
#   Asia Polymer Corp.......................... 1,739,484  1,283,763       0.0%
    Asia Vital Components Co., Ltd............. 2,039,058  1,778,823       0.0%
#   ASROCK, Inc................................   262,000    635,177       0.0%
#   Aten International Co., Ltd................   544,479  1,610,561       0.0%
    Audix Corp.................................   576,600    757,777       0.0%
#   AURAS Technology Co., Ltd..................    99,585     63,690       0.0%
#   Aurora Corp................................   665,499  1,193,875       0.0%
#   AV Tech Corp...............................   252,000    340,609       0.0%
#   Avermedia Technologies.....................   816,446    329,621       0.0%
#*  Avision, Inc...............................   960,000    276,185       0.0%
#   AVY Precision Technology, Inc..............   263,000    643,338       0.0%
#   Awea Mechantronic Co., Ltd.................   248,200    370,259       0.0%
    Bank of Kaohsiung Co., Ltd................. 2,273,651    745,292       0.0%
#   Basso Industry Corp........................   581,000    903,108       0.0%
#   BenQ Materials Corp........................   992,000    932,895       0.0%
    BES Engineering Corp....................... 9,429,750  2,318,217       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
*   Bin Chuan Enterprise Co., Ltd...............     16,475 $      242       0.0%
    Bionet Corp.................................    191,000    258,815       0.0%
    Biostar Microtech International Corp........  1,034,975    318,448       0.0%
#   Bizlink Holding, Inc........................    493,034  2,109,984       0.1%
#   Boardtek Electronics Corp...................    783,000  1,294,108       0.0%
    Bright Led Electronics Corp.................    775,520    390,192       0.0%
#   C Sun Manufacturing, Ltd....................    844,221    596,118       0.0%
#   Cameo Communications, Inc...................  1,147,818    241,597       0.0%
#   Capital Securities Corp..................... 12,070,142  4,465,288       0.1%
#   Career Technology MFG. Co., Ltd.............  2,029,000  2,015,080       0.1%
#   Carnival Industrial Corp....................  1,753,000    504,468       0.0%
    Cathay Chemical Works.......................     30,000     16,424       0.0%
#   Cathay Real Estate Development Co., Ltd.....  4,810,000  3,017,341       0.1%
#   Celxpert Energy Corp........................    164,000    112,008       0.0%
    Central Reinsurance Co., Ltd................    867,410    503,948       0.0%
#   ChainQui Construction Development Co., Ltd..    360,083    290,628       0.0%
#   Chaintech Technology Corp...................    222,230    197,431       0.0%
    Champion Building Materials Co., Ltd........  2,047,851    614,572       0.0%
#   Chang Wah Electromaterials, Inc.............    267,673    803,319       0.0%
    Channel Well Technology Co., Ltd............    999,000    735,596       0.0%
    Charoen Pokphand Enterprise.................  1,116,350  1,032,625       0.0%
#   Chaun-Choung Technology Corp................    425,000  1,270,186       0.0%
#   CHC Resources Corp..........................    354,348    963,022       0.0%
    Chen Full International Co., Ltd............    610,000    727,138       0.0%
#   Chenbro Micom Co., Ltd......................    424,000    682,817       0.0%
    Cheng Fwa Industrial Co., Ltd...............     66,000     35,633       0.0%
#   Cheng Loong Corp............................  5,382,383  2,335,359       0.1%
#   Cheng Uei Precision Industry Co., Ltd.......  2,849,331  5,603,087       0.1%
#*  Chenming Mold Industry Corp.................    470,437    317,030       0.0%
#   Chia Chang Co., Ltd.........................    877,000    895,130       0.0%
#   Chia Hsin Cement Corp.......................  2,128,121    985,899       0.0%
#   Chien Kuo Construction Co., Ltd.............  1,471,312    578,643       0.0%
*   Chien Shing Stainless Steel Co., Ltd........    585,000     84,798       0.0%
#   Chilisin Electronics Corp...................    559,315  1,117,314       0.0%
#   Chime Ball Technology Co., Ltd..............    155,000    391,080       0.0%
#   Chimei Materials Technology Corp............  1,422,900  1,529,575       0.0%
    Chin-Poon Industrial Co., Ltd...............  2,350,207  4,518,004       0.1%
    China Chemical & Pharmaceutical Co., Ltd....  1,844,000  1,239,499       0.0%
#   China Ecotek Corp...........................    200,000    501,339       0.0%
#*  China Electric Manufacturing Corp...........  1,633,900    628,962       0.0%
#   China General Plastics Corp.................  2,379,105  1,076,171       0.0%
    China Glaze Co., Ltd........................    772,139    366,481       0.0%
#*  China Man-Made Fiber Corp...................  5,236,879  1,876,866       0.1%
#   China Metal Products........................  1,668,603  1,741,411       0.0%
    China Motor Corp............................    299,609    254,103       0.0%
#*  China Petrochemical Development Corp........ 18,244,000  6,850,385       0.1%
#   China Steel Chemical Corp...................     81,554    396,023       0.0%
#   China Steel Structure Co., Ltd..............    655,000    579,465       0.0%
#   China Synthetic Rubber Corp.................  2,944,563  3,140,178       0.1%
*   China United Trust & Investment Corp........    164,804         --       0.0%
*   China Wire & Cable Co., Ltd.................    711,000    292,000       0.0%
    Chinese Maritime Transport, Ltd.............    722,850    765,759       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                         ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Chipbond Technology Corp............................    578,000 $1,249,054       0.0%
    Chlitina Holding, Ltd...............................     26,000    159,641       0.0%
#   Chong Hong Construction Co., Ltd....................    865,778  1,973,800       0.1%
*   Chou Chin Industrial Co., Ltd.......................        825         --       0.0%
#   Chroma ATE, Inc.....................................  1,592,821  3,836,369       0.1%
    Chun YU Works & Co., Ltd............................  1,346,000    716,603       0.0%
#   Chun Yuan Steel.....................................  2,240,529    851,750       0.0%
#   Chung Hsin Electric & Machinery Manufacturing Corp..  2,367,375  1,698,918       0.0%
*   Chung Hung Steel Corp...............................  5,592,979  1,280,701       0.0%
#*  Chung Hwa Pulp Corp.................................  3,146,031  1,131,147       0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd......    287,000    336,536       0.0%
*   Chunghwa Picture Tubes, Ltd......................... 16,151,000    679,229       0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd............    297,000    197,792       0.0%
    Cleanaway Co., Ltd..................................    426,000  2,639,599       0.1%
    Clevo Co............................................  1,985,200  3,129,259       0.1%
#*  CMC Magnetics Corp.................................. 17,382,960  2,158,500       0.1%
#*  CoAsia Microelectronics Corp........................    663,500    516,262       0.0%
#   Collins Co., Ltd....................................    618,431    300,165       0.0%
    Compeq Manufacturing Co., Ltd.......................  6,726,000  4,257,409       0.1%
#*  Concord Securities Corp.............................  3,496,000    949,649       0.0%
    Continental Holdings Corp...........................  3,228,320  1,173,936       0.0%
    Coretronic Corp.....................................  3,586,750  4,870,051       0.1%
*   Cosmo Electronics Corp..............................     36,137     38,762       0.0%
    Coxon Precise Industrial Co., Ltd...................    779,000  1,918,852       0.1%
#   Creative Sensor, Inc................................     85,000     71,624       0.0%
#*  Crystalwise Technology, Inc.........................    724,302    554,875       0.0%
    CSBC Corp. Taiwan...................................  2,961,610  1,613,870       0.0%
#   Cub Elecparts, Inc..................................    163,638  2,076,039       0.1%
#   CviLux Corp.........................................    581,039    944,806       0.0%
#   Cyberlink Corp......................................    493,697  1,456,807       0.0%
#   CyberPower Systems, Inc.............................    228,000    474,122       0.0%
    CyberTAN Technology, Inc............................  1,130,779    892,669       0.0%
#   D-Link Corp.........................................  4,584,018  2,373,456       0.1%
    DA CIN Construction Co., Ltd........................    959,711    637,409       0.0%
#*  Da-Li Construction Co., Ltd.........................    726,206  1,017,378       0.0%
    Dafeng TV, Ltd......................................    321,540    547,909       0.0%
#*  Danen Technology Corp...............................  2,714,000  1,014,972       0.0%
#   Darfon Electronics Corp.............................  1,766,550  1,088,806       0.0%
#*  Darwin Precisions Corp..............................  2,422,635  1,415,618       0.0%
#   Davicom Semiconductor, Inc..........................     52,888     48,741       0.0%
    Daxin Materials Corp................................    246,750    350,120       0.0%
#*  De Licacy Industrial Co., Ltd.......................    169,000    130,048       0.0%
#*  Delpha Construction Co., Ltd........................    991,931    614,418       0.0%
#   Depo Auto Parts Ind Co., Ltd........................    566,000  2,607,192       0.1%
*   Der Pao Construction Co., Ltd.......................    476,000         --       0.0%
#   DFI, Inc............................................    493,524    722,236       0.0%
#   Dimerco Express Corp................................    703,000    490,971       0.0%
#   Dynacolor, Inc......................................    316,000    618,844       0.0%
*   Dynamic Electronics Co., Ltd........................  1,864,321    758,211       0.0%
#   Dynapack International Technology Corp..............    898,000  2,177,349       0.1%
#*  E Ink Holdings, Inc.................................  5,996,000  2,716,096       0.1%
#   E-Lead Electronic Co., Ltd..........................    475,942  1,130,782       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                       ---------- ---------- ---------------
TAIWAN -- (Continued)
#   E-Life Mall Corp..................................    413,000 $  851,201       0.0%
#*  E-Ton Solar Tech Co., Ltd.........................  2,396,209  1,252,809       0.0%
    Eastern Media International Corp..................  3,093,889  1,071,848       0.0%
#   Edimax Technology Co., Ltd........................  1,247,108    475,137       0.0%
#   Edison Opto Corp..................................    871,000    837,218       0.0%
#   Edom Technology Co., Ltd..........................    919,553    848,909       0.0%
#   eGalax_eMPIA Technology, Inc......................    301,660    679,265       0.0%
    Elan Microelectronics Corp........................  2,460,715  4,028,821       0.1%
#   Elite Advanced Laser Corp.........................    443,000  1,921,753       0.1%
    Elite Material Co., Ltd...........................  1,723,350  2,872,941       0.1%
#   Elite Semiconductor Memory Technology, Inc........  1,518,200  2,129,197       0.1%
#   Elitegroup Computer Systems Co., Ltd..............  2,202,254  2,200,716       0.1%
#   eMemory Technology, Inc...........................    429,000  4,844,248       0.1%
*   Emerging Display Technologies Corp................    829,000    206,709       0.0%
#   ENG Electric Co., Ltd.............................  1,053,580    796,769       0.0%
#   EnTie Commercial Bank Co., Ltd....................  1,926,603  1,052,004       0.0%
#*  Entire Technology Co., Ltd........................    589,000    413,055       0.0%
*   Episil Holdings, Inc..............................    921,000    415,231       0.0%
    Epistar Corp......................................    164,832    257,473       0.0%
    Eson Precision Ind. Co., Ltd......................    113,000    150,687       0.0%
    Eternal Materials Co., Ltd........................  3,721,647  4,246,869       0.1%
#*  Etron Technology, Inc.............................  1,395,000    808,972       0.0%
#   Everest Textile Co., Ltd..........................  1,778,562  1,039,155       0.0%
    Evergreen International Storage & Transport Corp..  3,455,000  2,017,541       0.1%
#   Everlight Chemical Industrial Corp................  3,013,829  2,752,902       0.1%
#   Everlight Electronics Co., Ltd....................  2,598,000  6,006,130       0.1%
#   Everspring Industry Co., Ltd......................    199,000    210,352       0.0%
    Excelsior Medical Co., Ltd........................    581,654    977,642       0.0%
    Far Eastern International Bank.................... 11,868,317  4,377,942       0.1%
    Faraday Technology Corp...........................  2,154,648  2,961,260       0.1%
#*  Farglory F T Z Investment Holding Co., Ltd........    541,000    323,827       0.0%
#   Farglory Land Development Co., Ltd................  1,087,000  1,297,805       0.0%
#   Federal Corp......................................  2,936,359  1,732,569       0.0%
#   Feedback Technology Corp..........................    219,000    508,005       0.0%
    Feng Hsin Iron & Steel Co.........................  2,662,100  3,621,528       0.1%
    Fine Blanking & Tool Co., Ltd.....................     13,000     22,063       0.0%
#   First Copper Technology Co., Ltd..................    929,000    304,488       0.0%
#   First Hotel.......................................    763,424    561,498       0.0%
    First Insurance Co, Ltd. (The)....................  1,074,179    536,516       0.0%
*   First Steamship Co., Ltd..........................  2,433,218  1,354,902       0.0%
#   FLEXium Interconnect, Inc.........................  1,289,379  4,569,869       0.1%
#   Flytech Technology Co., Ltd.......................    613,698  2,546,524       0.1%
#   FocalTech Systems Co., Ltd........................    628,000    640,936       0.0%
    Formosa Advanced Technologies Co., Ltd............  1,096,000    883,512       0.0%
#   Formosa International Hotels Corp.................     97,067  1,036,323       0.0%
*   Formosa Laboratories, Inc.........................    428,000    902,314       0.0%
#   Formosa Oilseed Processing Co., Ltd...............    708,567    463,534       0.0%
#   Formosa Optical Technology Co., Ltd...............    191,000    530,394       0.0%
    Formosan Rubber Group, Inc........................  2,720,000  2,917,979       0.1%
#   Formosan Union Chemical...........................  1,222,218    534,881       0.0%
#   Fortune Electric Co., Ltd.........................    576,078    321,948       0.0%
    Founding Construction & Development Co., Ltd......  1,044,082    718,882       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                  ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Foxlink Image Technology Co., Ltd............    685,000 $  492,102       0.0%
#*  Froch Enterprise Co., Ltd....................  1,158,000    526,062       0.0%
#   FSP Technology, Inc..........................  1,240,887  1,038,350       0.0%
#   Fullerton Technology Co., Ltd................    585,600    512,147       0.0%
#   Fulltech Fiber Glass Corp....................  2,055,083    916,005       0.0%
#   Fwusow Industry Co., Ltd.....................    809,186    410,817       0.0%
    G Shank Enterprise Co., Ltd..................    837,281    761,626       0.0%
#*  G Tech Optoelectronics Corp..................  1,341,000  1,171,542       0.0%
#   Gallant Precision Machining Co., Ltd.........  1,048,000    443,974       0.0%
#   Gamania Digital Entertainment Co., Ltd.......    669,000    881,038       0.0%
*   GEM Terminal Industrial Co., Ltd.............     23,386      9,529       0.0%
#   Gemtek Technology Corp.......................  2,378,219  1,758,429       0.0%
    General Plastic Industrial Co., Ltd..........    199,553    241,809       0.0%
#*  Genesis Photonics, Inc.......................  2,407,990  1,157,733       0.0%
#*  Genius Electronic Optical Co., Ltd...........    439,427  1,252,155       0.0%
#   GeoVision, Inc...............................    338,079  1,178,397       0.0%
#   Getac Technology Corp........................  2,513,360  1,543,325       0.0%
#*  Giantplus Technology Co., Ltd................  1,585,900    556,530       0.0%
#   Giga Solution Tech Co., Ltd..................    655,446    475,662       0.0%
#   Gigabyte Technology Co., Ltd.................  3,484,800  4,228,460       0.1%
#   Gigasolar Materials Corp.....................    150,880  2,601,958       0.1%
#*  Gigastorage Corp.............................  2,094,561  1,828,381       0.0%
#*  Gintech Energy Corp..........................  2,987,936  1,908,034       0.1%
#*  Global Brands Manufacture, Ltd...............  2,145,359    659,646       0.0%
#   Global Lighting Technologies, Inc............    523,000    760,609       0.0%
#   Global Mixed Mode Technology, Inc............    470,000  1,338,480       0.0%
#   Global Unichip Corp..........................    560,000  1,470,729       0.0%
*   Globalwafers Co., Ltd........................    142,160    440,552       0.0%
    Globe Union Industrial Corp..................  1,431,914    720,463       0.0%
#   Gloria Material Technology Corp..............  3,288,565  2,451,119       0.1%
#   Glory Science Co., Ltd.......................    330,296    456,694       0.0%
#*  Glotech Industrial Corp......................    465,000    107,263       0.0%
#*  Gold Circuit Electronics, Ltd................  2,647,227  1,325,088       0.0%
#*  Goldsun Development & Construction Co., Ltd..  8,331,722  2,841,476       0.1%
    Good Will Instrument Co., Ltd................    215,755    143,485       0.0%
#   Gourmet Master Co., Ltd......................    343,000  1,461,499       0.0%
#   Grand Pacific Petrochemical..................  5,998,000  3,845,578       0.1%
#   Grape King Bio, Ltd..........................    574,000  3,127,079       0.1%
    Great China Metal Industry...................    965,000  1,057,837       0.0%
#   Great Taipei Gas Co., Ltd....................  1,578,000  1,232,032       0.0%
#   Great Wall Enterprise Co., Ltd...............  3,382,774  2,759,326       0.1%
    Greatek Electronics, Inc.....................    434,000    582,135       0.0%
#*  Green Energy Technology, Inc.................  2,304,457  1,472,462       0.0%
    Green Seal Holding, Ltd......................     57,000    271,098       0.0%
#*  GTM Holdings Corp............................    959,000    560,792       0.0%
#*  Hannstar Board Corp..........................  2,161,049    942,888       0.0%
#   HannStar Display Corp........................ 19,371,506  3,911,805       0.1%
*   HannsTouch Solution, Inc.....................  5,929,130  1,206,042       0.0%
#   Harvatek Corp................................  1,024,623    587,334       0.0%
#   Hey Song Corp................................  1,969,750  2,478,257       0.1%
#   Hi-Clearance, Inc............................    159,000    486,981       0.0%
#   Hiroca Holdings, Ltd.........................    343,448  1,268,111       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                     --------- ---------- ---------------
TAIWAN -- (Continued)
*   HiTi Digital, Inc...............................   897,935 $  408,711       0.0%
#   Hitron Technology, Inc.......................... 1,686,213    873,665       0.0%
*   Hiyes International Co., Ltd....................     5,043      6,471       0.0%
#*  Ho Tung Chemical Corp........................... 5,159,400  1,491,200       0.0%
#   Hocheng Corp.................................... 2,068,700    701,402       0.0%
#*  Hold-Key Electric Wire & Cable Co., Ltd.........   205,908     59,273       0.0%
#   Holiday Entertainment Co., Ltd..................   354,800    666,894       0.0%
#   Holtek Semiconductor, Inc....................... 1,059,000  1,937,252       0.1%
    Holy Stone Enterprise Co., Ltd.................. 1,233,728  1,758,405       0.0%
    Hong TAI Electric Industrial.................... 1,270,000    440,973       0.0%
#   Hong YI Fiber Industry Co.......................    75,652     74,468       0.0%
    Horizon Securities Co., Ltd..................... 2,651,000    804,842       0.0%
#   Hota Industrial Manufacturing Co., Ltd.......... 1,091,128  2,747,318       0.1%
#   Hsin Kuang Steel Co., Ltd....................... 1,388,443    836,537       0.0%
#   Hsin Yung Chien Co., Ltd........................   227,100    876,822       0.0%
    Hsing TA Cement Co..............................   620,000    281,206       0.0%
#   Hu Lane Associate, Inc..........................   463,866  2,351,031       0.1%
#   HUA ENG Wire & Cable............................ 2,359,565    769,869       0.0%
#   Huaku Development Co., Ltd...................... 1,706,816  3,899,585       0.1%
    Huang Hsiang Construction Corp..................   691,800    999,212       0.0%
    Hung Ching Development & Construction Co., Ltd..   681,000    519,860       0.0%
    Hung Poo Real Estate Development Corp........... 1,742,185  1,550,644       0.0%
    Hung Sheng Construction Co., Ltd................ 2,936,400  2,105,907       0.1%
#   Huxen Corp......................................   306,244    464,700       0.0%
#   Hwa Fong Rubber Co., Ltd........................ 1,566,010  1,027,531       0.0%
#   Hwacom Systems, Inc.............................   564,000    286,403       0.0%
#   I-Chiun Precision Industry Co., Ltd............. 1,239,313    722,347       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd..........   630,000    944,403       0.0%
#   Ibase Technology, Inc...........................   653,560  1,454,183       0.0%
#   Ichia Technologies, Inc......................... 1,884,000  1,598,492       0.0%
#   Ideal Bike Corp.................................   716,263    400,850       0.0%
#   IEI Integration Corp............................    83,209    147,644       0.0%
#   ILI Technology Corp.............................   455,383    917,782       0.0%
    Infortrend Technology, Inc...................... 1,434,163    839,646       0.0%
#   Inpaq Technology Co., Ltd.......................   256,000    324,594       0.0%
    Insyde Software Corp............................   107,000    137,641       0.0%
#   ITE Technology, Inc.............................   890,095  1,125,972       0.0%
    ITEQ Corp....................................... 1,573,614  1,306,575       0.0%
#*  J Touch Corp....................................   859,000    469,261       0.0%
*   Janfusun Fancyworld Corp........................   823,564    123,773       0.0%
#   Jentech Precision Industrial Co., Ltd...........   447,868    979,148       0.0%
#   Jess-Link Products Co., Ltd.....................   970,900  1,194,316       0.0%
    Jih Sun Financial Holdings Co., Ltd............. 6,806,843  2,028,689       0.1%
    Johnson Health Tech Co., Ltd....................   568,331  1,471,004       0.0%
#   K Laser Technology, Inc......................... 1,026,000    504,603       0.0%
    Kang Na Hsiung Enterprise Co., Ltd..............   559,020    243,923       0.0%
#*  Kao Hsing Chang Iron & Steel....................   509,600    182,263       0.0%
#   Kaori Heat Treatment Co., Ltd...................   484,270    946,076       0.0%
#   Kaulin Manufacturing Co., Ltd...................   858,330    619,735       0.0%
#   KD Holding Corp.................................   113,000    648,619       0.0%
    KEE TAI Properties Co., Ltd..................... 2,489,473  1,632,161       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.......... 1,419,000    645,851       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                   ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Kerry TJ Logistics Co., Ltd...................  1,623,000 $2,153,171       0.1%
#   Kindom Construction Corp......................  2,375,000  2,143,191       0.1%
    King Yuan Electronics Co., Ltd................  6,711,979  6,101,312       0.1%
    King's Town Bank Co., Ltd.....................  3,003,701  3,078,579       0.1%
#*  King's Town Construction Co., Ltd.............    943,210    839,149       0.0%
#   Kinik Co......................................    690,000  1,465,894       0.0%
#   Kinko Optical Co., Ltd........................    997,000    680,558       0.0%
#*  Kinpo Electronics.............................  7,801,157  3,348,159       0.1%
#   KMC Kuei Meng International, Inc..............    204,875    952,840       0.0%
#   KS Terminals, Inc.............................    803,482  1,132,445       0.0%
#   Kung Long Batteries Industrial Co., Ltd.......    363,000  1,637,194       0.0%
    Kung Sing Engineering Corp....................  1,843,000    697,542       0.0%
#   Kuo Toong International Co., Ltd..............  1,037,000  1,754,226       0.0%
#   Kuoyang Construction Co., Ltd.................  2,829,384  1,357,703       0.0%
#   Kwong Fong Industries Corp....................  1,498,760    883,701       0.0%
#   KYE Systems Corp..............................  1,689,381    630,314       0.0%
    L&K Engineering Co., Ltd......................    623,048    469,417       0.0%
    LAN FA Textile................................  1,133,933    551,741       0.0%
    Laser Tek Taiwan Co., Ltd.....................     46,504     40,092       0.0%
#   LCY Chemical Corp.............................  1,510,383    988,024       0.0%
#   Leader Electronics, Inc.......................    852,000    354,838       0.0%
#   Leadtrend Technology Corp.....................    207,086    267,529       0.0%
*   Lealea Enterprise Co., Ltd....................  4,677,892  1,701,548       0.0%
    Ledlink Optics, Inc...........................     34,000     61,404       0.0%
#   Ledtech Electronics Corp......................    592,000    297,443       0.0%
#   LEE CHI Enterprises Co., Ltd..................  1,148,000    561,088       0.0%
#   Lelon Electronics Corp........................    576,000    720,971       0.0%
#*  Leofoo Development Co.........................  1,637,000    645,557       0.0%
*   LES Enphants Co., Ltd.........................  1,217,754    663,006       0.0%
#   Lextar Electronics Corp.......................  2,756,500  2,490,921       0.1%
#*  Li Peng Enterprise Co., Ltd...................  3,929,426  1,452,471       0.0%
#   Lian HWA Food Corp............................    446,883    525,785       0.0%
#*  Lien Chang Electronic Enter...................    476,000    342,048       0.0%
#   Lien Hwa Industrial Corp......................  3,512,676  2,421,277       0.1%
#   Lingsen Precision Industries, Ltd.............  2,494,506  1,136,739       0.0%
#   Lite-On Semiconductor Corp....................  1,552,539  1,239,541       0.0%
#   Long Bon International Co., Ltd...............  2,046,945  1,640,654       0.0%
    Long Chen Paper Co., Ltd......................  3,405,709  1,504,862       0.0%
#   Longwell Co...................................    976,000    949,094       0.0%
#   Lotes Co., Ltd................................    422,778  1,744,734       0.0%
    Lucky Cement Corp.............................  1,523,000    551,242       0.0%
#   Lumax International Corp., Ltd................    574,769  1,170,324       0.0%
#   Macroblock, Inc...............................    194,000    399,246       0.0%
#*  Macronix International........................ 24,536,481  5,946,171       0.1%
*   MacroWell OMG Digital Entertainment Co., Ltd..     38,000     89,527       0.0%
#   Mag Layers Scientific-Technics Co., Ltd.......    237,303    257,137       0.0%
#   Makalot Industrial Co., Ltd...................    928,717  7,262,376       0.1%
#   Marketech International Corp..................    823,000    764,978       0.0%
    Masterlink Securities Corp....................  6,789,896  2,531,995       0.1%
    Mayer Steel Pipe Corp.........................    875,567    424,749       0.0%
#   Maywufa Co., Ltd..............................    170,322     84,451       0.0%
#   Meiloon Industrial Co.........................    393,809    186,126       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
TAIWAN -- (Continued)
    Mercuries & Associates Holding, Ltd....... 2,197,991 $1,531,893       0.0%
#*  Mercuries Life Insurance Co., Ltd......... 2,916,400  1,791,585       0.0%
#   Merry Electronics Co., Ltd................ 1,014,477  2,321,541       0.1%
#   Micro-Star International Co., Ltd......... 4,245,075  5,066,396       0.1%
#*  Microbio Co., Ltd......................... 1,790,607  1,538,891       0.0%
#*  Microelectronics Technology, Inc..........   739,019    299,965       0.0%
#   Microlife Corp............................   231,600    542,109       0.0%
    Mildef Crete, Inc.........................    50,000     79,279       0.0%
    MIN AIK Technology Co., Ltd............... 1,031,316  3,853,517       0.1%
#   Mirle Automation Corp..................... 1,039,009  1,013,732       0.0%
#   Mitac Holdings Corp....................... 2,729,000  2,225,926       0.1%
#   Mobiletron Electronics Co., Ltd...........   395,000    682,149       0.0%
#*  Mosel Vitelic, Inc........................ 2,344,014    387,852       0.0%
#   Motech Industries, Inc.................... 2,211,000  2,833,856       0.1%
#   MPI Corp..................................   398,000  1,187,978       0.0%
#   Nak Sealing Technologies Corp.............   339,954  1,240,987       0.0%
#   Namchow Chemical Industrial, Ltd..........   885,000  1,963,041       0.1%
    Nan Kang Rubber Tire Co., Ltd............. 3,081,952  3,166,208       0.1%
#   Nan Ren Lake Leisure Amusement Co., Ltd... 1,290,000    510,159       0.0%
#*  Nan Ya Printed Circuit Board Corp......... 1,624,000  2,891,199       0.1%
    Nantex Industry Co., Ltd.................. 1,282,157    915,336       0.0%
#   National Petroleum Co., Ltd...............   335,824    412,448       0.0%
#   Neo Solar Power Corp...................... 5,071,529  4,544,784       0.1%
#   Netronix, Inc.............................   468,000    893,012       0.0%
    New Asia Construction & Development Corp..   732,835    201,054       0.0%
#   New Era Electronics Co., Ltd..............   500,000    495,858       0.0%
#   Newmax Technology Co., Ltd................   644,009    607,798       0.0%
#   Nexcom International Co., Ltd.............   611,094    906,610       0.0%
    Nichidenbo Corp...........................   834,620    774,633       0.0%
    Nien Hsing Textile Co., Ltd............... 1,518,436  1,421,210       0.0%
    Nishoku Technology, Inc...................   171,000    256,150       0.0%
#   Nuvoton Technology Corp...................   471,000    461,475       0.0%
*   O-TA Precision Industry Co., Ltd..........    42,000     25,490       0.0%
#*  Ocean Plastics Co., Ltd...................   812,200  1,014,485       0.0%
    OptoTech Corp............................. 3,841,886  1,746,347       0.0%
#*  Orient Semiconductor Electronics, Ltd..... 3,275,000  1,724,743       0.0%
#   Oriental Union Chemical Corp.............. 3,336,267  2,986,322       0.1%
#*  P-Two Industries, Inc.....................    49,000     20,139       0.0%
#   Pacific Construction Co................... 1,499,921    703,862       0.0%
#   Pacific Hospital Supply Co., Ltd..........   388,000    852,455       0.0%
#*  Pan Jit International, Inc................ 2,447,541  1,096,883       0.0%
#   Pan-International Industrial Corp......... 2,591,747  1,577,554       0.0%
#   Parade Technologies, Ltd..................   346,401  3,427,480       0.1%
#   Paragon Technologies Co., Ltd.............   471,246    835,741       0.0%
#   PChome Online, Inc........................   395,119  6,683,584       0.1%
#   Phihong Technology Co., Ltd............... 1,895,901    985,228       0.0%
#   Phoenix Tours International, Inc..........   273,000    426,064       0.0%
#   Pixart Imaging, Inc.......................   747,150  2,277,219       0.1%
*   Plotech Co., Ltd..........................   115,000     45,352       0.0%
#   Polytronics Technology Corp...............   312,027    720,070       0.0%
#   Portwell, Inc.............................   570,000  1,013,670       0.0%
#   Posiflex Technology, Inc..................   257,374  1,391,906       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                            ---------- ---------- ---------------
TAIWAN -- (Continued)
*   Potrans Electrical Corp................    228,000 $       --       0.0%
#   Power Mate Technology Co., Ltd.........    244,000    566,308       0.0%
#*  Power Quotient International Co., Ltd..    950,600    494,473       0.0%
*   Powercom Co., Ltd......................     40,900      5,320       0.0%
*   Powertech Industrial Co., Ltd..........    367,000    221,016       0.0%
    Poya International Co., Ltd............    291,065  3,108,828       0.1%
#   President Securities Corp..............  4,863,488  2,908,330       0.1%
#   Prime Electronics Satellitics, Inc.....    819,822    305,140       0.0%
#   Prince Housing & Development Corp......  7,518,644  3,247,354       0.1%
#*  Princeton Technology Corp..............  1,119,000    424,759       0.0%
*   Prodisc Technology, Inc................  1,707,199         --       0.0%
#   Promate Electronic Co., Ltd............    995,000  1,262,492       0.0%
#   Promise Technology, Inc................    946,286  1,037,659       0.0%
*   Protop Technology Co., Ltd.............    192,000         --       0.0%
#*  Qisda Corp............................. 10,249,900  4,475,045       0.1%
#   Qualipoly Chemical Corp................    345,000    352,783       0.0%
#   Quanta Storage, Inc....................    723,000    772,332       0.0%
#*  Quintain Steel Co., Ltd................  2,024,824    373,361       0.0%
#   Radium Life Tech Co., Ltd..............  4,507,059  2,346,506       0.1%
#   Ralec Electronic Corp..................    251,209    533,659       0.0%
#   Rechi Precision Co., Ltd...............  1,683,181  1,823,176       0.0%
#   Rexon Industrial Corp., Ltd............     94,392     33,064       0.0%
#   Rich Development Co., Ltd..............  4,372,036  1,881,130       0.1%
#   Richtek Technology Corp................    862,000  4,874,453       0.1%
#*  Ritek Corp............................. 18,137,387  1,847,935       0.1%
#   Rotam Global Agrosciences, Ltd.........    555,268    882,633       0.0%
#   Ruentex Engineering & Construction Co..    244,000    561,705       0.0%
#   Run Long Construction Co., Ltd.........    531,292    636,685       0.0%
*   Sainfoin Technology Corp...............    131,260         --       0.0%
    Sampo Corp.............................  3,466,327  1,571,657       0.0%
#   San Fang Chemical Industry Co., Ltd....    816,480  1,482,900       0.0%
#   San Shing Fastech Corp.................    491,796  1,249,907       0.0%
#*  Sanyang Motor Co., Ltd.................  2,947,628  2,615,694       0.1%
#   SCI Pharmtech, Inc.....................    284,395    627,372       0.0%
#   Scientech Corp.........................    276,000    529,673       0.0%
#   SDI Corp...............................    787,000  1,052,700       0.0%
#   Sea Sonic Electronics Co., Ltd.........    221,000    323,520       0.0%
#   Senao International Co., Ltd...........    556,541    849,227       0.0%
#   Sercomm Corp...........................  1,294,000  2,891,936       0.1%
#   Sesoda Corp............................  1,026,822  1,485,406       0.0%
    Shan-Loong Transportation Co., Ltd.....     29,000     23,281       0.0%
    Sheng Yu Steel Co., Ltd................    639,980    458,625       0.0%
#   ShenMao Technology, Inc................    525,891    561,309       0.0%
#   Shih Her Technologies, Inc.............    351,000    579,850       0.0%
    Shih Wei Navigation Co., Ltd...........  1,389,183    813,007       0.0%
    Shihlin Electric & Engineering Corp....  1,683,000  2,274,400       0.1%
*   Shihlin Paper Corp.....................    144,000    184,796       0.0%
    Shin Hai Gas Corp......................      1,157      1,778       0.0%
    Shin Zu Shing Co., Ltd.................  1,087,144  3,010,622       0.1%
#*  Shining Building Business Co., Ltd.....  2,036,401  1,208,895       0.0%
#   Shinkong Insurance Co., Ltd............  1,215,131    979,661       0.0%
    Shinkong Synthetic Fibers Corp.........  9,572,395  3,477,673       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
    Shinkong Textile Co., Ltd.......................  1,068,542 $1,404,928       0.0%
#   Shiny Chemical Industrial Co., Ltd..............    311,031    471,688       0.0%
#   Shuttle, Inc....................................  2,320,152    653,462       0.0%
    Sigurd Microelectronics Corp....................  2,253,974  2,128,690       0.1%
#*  Silicon Integrated Systems Corp.................  2,908,820    789,814       0.0%
    Silicon Power Computer & Communications, Inc....    275,000    226,764       0.0%
#   Silitech Technology Corp........................  1,013,774    774,452       0.0%
#   Sinbon Electronics Co., Ltd.....................  1,140,000  1,995,971       0.1%
    Sincere Navigation Corp.........................  1,996,786  1,589,422       0.0%
#   Singatron Enterprise Co., Ltd...................    437,000    158,328       0.0%
    Sinkang Industries Co., Ltd.....................    153,521     56,221       0.0%
#   Sinmag Equipment Corp...........................    221,938  1,331,480       0.0%
#*  Sino-American Electronic Co., Ltd...............     73,000    224,240       0.0%
#   Sino-American Silicon Products, Inc.............  3,434,000  5,051,740       0.1%
#   Sinon Corp......................................  2,410,510  1,391,337       0.0%
    Sinphar Pharmaceutical Co., Ltd.................    836,595  1,051,005       0.0%
#   Sinyi Realty, Inc...............................  1,303,028  1,504,022       0.0%
#   Sirtec International Co., Ltd...................    910,000  1,957,090       0.1%
#   Sitronix Technology Corp........................    652,879  2,355,178       0.1%
#   Siward Crystal Technology Co., Ltd..............  1,012,000    747,619       0.0%
#   Soft-World International Corp...................    550,000  1,563,946       0.0%
    Solar Applied Materials Technology Co...........  2,099,581  1,837,288       0.0%
#*  Solartech Energy Corp...........................  2,517,616  1,671,076       0.0%
    Solomon Technology Corp.........................    134,159     88,140       0.0%
#*  Solytech Enterprise Corp........................    974,000    267,576       0.0%
#   Sonix Technology Co., Ltd.......................  1,032,000  1,555,069       0.0%
    Southeast Cement Co., Ltd.......................  1,053,700    602,281       0.0%
    Spirox Corp.....................................     66,000     46,979       0.0%
#   Sporton International, Inc......................    388,505  2,202,767       0.1%
#   St Shine Optical Co., Ltd.......................    314,000  5,535,314       0.1%
    Standard Chemical & Pharmaceutical Co., Ltd.....    580,571    705,622       0.0%
#   Stark Technology, Inc...........................    779,860    764,282       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd..  1,136,487    805,675       0.0%
#*  Sunplus Technology Co., Ltd.....................  1,808,000    889,744       0.0%
#   Sunrex Technology Corp..........................  1,842,736  1,136,706       0.0%
#   Sunspring Metal Corp............................    569,000  1,107,811       0.0%
*   Super Dragon Technology Co., Ltd................    159,382    102,143       0.0%
#   Supreme Electronics Co., Ltd....................  2,059,399  1,123,946       0.0%
#   Swancor Ind Co., Ltd............................    308,206  2,497,530       0.1%
    Sweeten Construction Co., Ltd...................    594,522    366,700       0.0%
    Syncmold Enterprise Corp........................    875,000  1,900,694       0.1%
#   Sysage Technology Co., Ltd......................    474,080    500,110       0.0%
#   Systex Corp.....................................    242,388    467,067       0.0%
#   T-Mac Techvest PCB Co., Ltd.....................    713,000    386,545       0.0%
#   TA Chen Stainless Pipe..........................  4,051,248  2,731,772       0.1%
*   Ta Chong Bank, Ltd.............................. 11,135,528  3,992,058       0.1%
#   Ta Chong Securities Co., Ltd....................  1,434,000    596,827       0.0%
#   Ta Ya Electric Wire & Cable.....................  3,194,306    674,291       0.0%
#   Ta Yih Industrial Co., Ltd......................    194,000    564,045       0.0%
#   TA-I Technology Co., Ltd........................  1,166,009    652,576       0.0%
    Tah Hsin Industrial Corp........................    426,600    393,130       0.0%
    TAI Roun Products Co., Ltd......................    239,000     85,018       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                    ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Tai Tung Communication Co., Ltd................    411,197 $  440,562       0.0%
#   Taichung Commercial Bank Co., Ltd.............. 11,362,831  4,059,673       0.1%
#   TaiDoc Technology Corp.........................    232,000    701,504       0.0%
#   Taiflex Scientific Co., Ltd....................    991,000  1,478,346       0.0%
#   Taimide Tech, Inc..............................    529,000    786,983       0.0%
#   Tainan Enterprises Co., Ltd....................    804,370    867,859       0.0%
#   Tainan Spinning Co., Ltd.......................  6,684,737  3,878,077       0.1%
#*  Taisun Enterprise Co., Ltd.....................  1,809,428    757,968       0.0%
#*  Taita Chemical Co., Ltd........................  1,034,951    311,815       0.0%
#   Taiwan Acceptance Corp.........................    549,480  1,478,391       0.0%
    Taiwan Calsonic Co., Ltd.......................     33,000     23,957       0.0%
#   Taiwan Chinsan Electronic Industrial Co., Ltd..    553,000    861,153       0.0%
#   Taiwan Cogeneration Corp.......................  1,935,566  1,912,559       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd........  1,055,338    831,769       0.0%
*   Taiwan Flourescent Lamp Co., Ltd...............    176,000         --       0.0%
    Taiwan FU Hsing Industrial Co., Ltd............    930,000  1,185,513       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd...........  2,303,468  4,286,445       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd..  1,036,120    648,978       0.0%
*   Taiwan Kolin Co., Ltd..........................  1,356,000         --       0.0%
#   Taiwan Land Development Corp...................  5,394,616  2,806,256       0.1%
#*  Taiwan Life Insurance Co., Ltd.................  2,976,586  2,799,281       0.1%
#   Taiwan Line Tek Electronic.....................    539,543    400,259       0.0%
#   Taiwan Mask Corp...............................  1,038,412    340,146       0.0%
    Taiwan Navigation Co., Ltd.....................  1,055,777    700,587       0.0%
    Taiwan Paiho, Ltd..............................  1,577,287  4,282,670       0.1%
#   Taiwan PCB Techvest Co., Ltd...................  1,603,238  2,605,432       0.1%
#*  Taiwan Prosperity Chemical Corp................  1,071,000    872,988       0.0%
#*  Taiwan Pulp & Paper Corp.......................  2,154,980    805,578       0.0%
    Taiwan Sakura Corp.............................  1,580,003  1,224,560       0.0%
    Taiwan Sanyo Electric Co., Ltd.................    458,400    458,220       0.0%
#   Taiwan Secom Co., Ltd..........................    871,371  2,622,013       0.1%
    Taiwan Semiconductor Co., Ltd..................  1,887,000  1,986,327       0.1%
    Taiwan Sogo Shin Kong SEC......................  1,418,710  1,913,347       0.1%
#   Taiwan Styrene Monomer.........................  3,943,209  1,911,810       0.1%
    Taiwan Surface Mounting Technology Co., Ltd....  1,739,132  2,301,192       0.1%
#   Taiwan TEA Corp................................  4,755,897  2,705,244       0.1%
#   Taiwan Union Technology Corp...................  1,472,000  1,309,920       0.0%
#   Taiyen Biotech Co., Ltd........................    896,883    776,731       0.0%
#*  Tatung Co., Ltd................................ 14,672,015  3,890,462       0.1%
#   Te Chang Construction Co., Ltd.................    412,482    374,491       0.0%
*   Tecom Co., Ltd.................................     83,114      5,424       0.0%
#*  Tekcore Co., Ltd...............................    360,000     97,538       0.0%
    Ten Ren Tea Co., Ltd...........................    187,980    288,402       0.0%
    Test Research, Inc.............................    953,821  1,939,519       0.1%
    Test-Rite International Co., Ltd...............  1,803,495  1,233,087       0.0%
#   Tex-Ray Industrial Co., Ltd....................    598,000    289,892       0.0%
#   ThaiLin Semiconductor Corp.....................    226,000    184,669       0.0%
    Thinking Electronic Industrial Co., Ltd........    524,204    747,505       0.0%
#   Thye Ming Industrial Co., Ltd..................  1,050,669  1,428,396       0.0%
    Ton Yi Industrial Corp.........................  2,294,644  1,807,555       0.0%
#   Tong Hsing Electronic Industries, Ltd..........    910,963  2,918,388       0.1%
#   Tong Yang Industry Co., Ltd....................  2,594,741  3,075,102       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
TAIWAN -- (Continued)
#   Tong-Tai Machine & Tool Co., Ltd....... 1,718,522 $1,623,891       0.0%
    Topco Scientific Co., Ltd..............   932,363  1,912,061       0.1%
#   Topco Technologies Corp................   121,000    283,460       0.0%
#   Topoint Technology Co., Ltd............   960,776    912,471       0.0%
#   Toung Loong Textile Manufacturing......   490,000  1,933,373       0.1%
#   Trade-Van Information Services Co......   253,000    230,886       0.0%
    Transasia Airways Corp................. 2,027,000    751,330       0.0%
    Tripod Technology Corp................. 2,338,000  4,567,207       0.1%
    Tsann Kuen Enterprise Co., Ltd.........   551,686    552,478       0.0%
#   TSC Auto ID Technology Co., Ltd........   129,000  1,097,355       0.0%
#   TSRC Corp.............................. 1,789,200  2,060,895       0.1%
#   Ttet Union Corp........................   270,000    697,539       0.0%
#   TTFB Co., Ltd..........................    57,000    499,782       0.0%
    TTY Biopharm Co., Ltd..................   908,979  2,014,003       0.1%
#   Tung Ho Steel Enterprise Corp.......... 4,850,000  3,789,093       0.1%
    Tung Ho Textile Co., Ltd...............   598,000    170,067       0.0%
#   Tung Thih Electronic Co., Ltd..........   336,600  1,529,508       0.0%
#   TURVO International Co., Ltd...........   308,112  1,045,514       0.0%
#   TXC Corp............................... 2,045,053  2,654,408       0.1%
#*  TYC Brother Industrial Co., Ltd........ 1,356,980    984,137       0.0%
#*  Tycoons Group Enterprise............... 2,934,182    556,519       0.0%
*   Tyntek Corp............................ 1,816,039    987,580       0.0%
#   Ubright Optronics Corp.................   235,500    319,121       0.0%
#   Unic Technology Corp...................    72,723     28,171       0.0%
    Unimicron Technology Corp..............    60,000     35,715       0.0%
*   Union Bank Of Taiwan................... 5,745,707  2,060,896       0.1%
#*  Union Insurance Co., Ltd...............   535,660    462,600       0.0%
    Unitech Computer Co., Ltd..............   757,804    503,169       0.0%
    Unitech Printed Circuit Board Corp..... 3,746,370  1,694,908       0.0%
#   United Integrated Services Co., Ltd.... 1,476,439  1,711,376       0.0%
    Unity Opto Technology Co., Ltd......... 1,789,500  1,936,731       0.1%
#   Universal Cement Corp.................. 2,225,114  2,377,607       0.1%
#   Unizyx Holding Corp.................... 2,965,430  1,562,034       0.0%
#   UPC Technology Corp.................... 4,461,447  1,759,214       0.0%
#   Userjoy Technology Co., Ltd............    74,000    118,664       0.0%
    USI Corp............................... 5,047,734  2,722,766       0.1%
    Ve Wong Corp...........................   621,696    486,136       0.0%
#   Viking Tech Corp.......................   604,815    502,389       0.0%
    Visual Photonics Epitaxy Co., Ltd...... 1,529,696  1,817,325       0.0%
#   Vivotek, Inc...........................   396,443  1,184,639       0.0%
#*  Wafer Works Corp....................... 2,885,392  1,199,399       0.0%
    Wah Hong Industrial Corp...............   354,021    333,998       0.0%
#   Wah Lee Industrial Corp................ 1,036,000  1,937,402       0.1%
#*  Walsin Lihwa Corp...................... 3,115,000    919,027       0.0%
#*  Walsin Technology Corp................. 3,637,873  1,675,653       0.0%
    Walton Advanced Engineering, Inc....... 2,053,197    828,287       0.0%
    WAN HWA Enterprise Co..................   658,083    348,993       0.0%
#   Waterland Financial Holdings Co., Ltd.. 5,457,197  1,643,861       0.0%
#*  Ways Technical Corp., Ltd..............   497,000    355,103       0.0%
*   WEI Chih Steel Industrial Co., Ltd.....   433,000     37,421       0.0%
#   Wei Chuan Foods Corp................... 1,999,000  1,567,244       0.0%
#*  Wei Mon Industry Co., Ltd.............. 3,075,282    860,263       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                      ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Weikeng Industrial Co., Ltd......................  1,314,100 $    994,734       0.0%
#   Well Shin Technology Co., Ltd....................    479,000      765,367       0.0%
#*  Wha Yu Industrial Co., Ltd.......................    108,000       42,903       0.0%
#   Win Semiconductors Corp..........................  4,237,000    5,492,687       0.1%
#*  Winbond Electronics Corp.........................  8,001,138    2,648,748       0.1%
*   Wintek Corp......................................  5,447,000      244,107       0.0%
#   Wisdom Marine Lines Co., Ltd.....................  1,711,402    2,245,874       0.1%
#   Wistron NeWeb Corp...............................  1,469,682    3,899,512       0.1%
#   WT Microelectronics Co., Ltd.....................  2,408,229    3,789,729       0.1%
#   WUS Printed Circuit Co., Ltd.....................  2,158,000    1,615,280       0.0%
#   X-Legend Entertainment Co., Ltd..................    130,125      679,616       0.0%
#   XAC Automation Corp..............................    144,000      338,230       0.0%
#   Xxentria Technology Materials Corp...............    776,207    2,540,999       0.1%
#   Yageo Corp.......................................    515,028    1,058,964       0.0%
#   YC Co., Ltd......................................  2,528,926    1,242,912       0.0%
#   YC INOX Co., Ltd.................................  2,075,171    1,688,648       0.0%
#   YeaShin International Development Co., Ltd.......  1,002,350      605,924       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd......    296,279    2,007,788       0.1%
#   YFY, Inc.........................................  7,890,212    3,351,805       0.1%
    Yi Jinn Industrial Co., Ltd......................  1,381,094      474,719       0.0%
#   Yieh Phui Enterprise Co., Ltd....................  6,655,804    2,095,098       0.1%
#   Yonyu Plastics Co., Ltd..........................    475,600      563,007       0.0%
#*  Young Fast Optoelectronics Co., Ltd..............    925,872      513,700       0.0%
#   Young Optics, Inc................................    395,111      769,773       0.0%
#   Youngtek Electronics Corp........................    711,412    1,561,050       0.0%
    Yufo Electronics Co., Ltd........................     98,000       61,093       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..    396,869    1,163,535       0.0%
#   Yungshin Construction & Development Co., Ltd.....    282,000      569,260       0.0%
    YungShin Global Holding Corp.....................  1,010,300    1,835,975       0.0%
#   Yungtay Engineering Co., Ltd.....................  2,212,000    5,081,214       0.1%
    Zeng Hsing Industrial Co., Ltd...................    281,107    1,703,307       0.0%
#   Zenitron Corp....................................  1,183,000      766,181       0.0%
#   Zig Sheng Industrial Co., Ltd....................  3,012,732    1,085,476       0.0%
#   Zinwell Corp.....................................  1,809,586    1,764,913       0.0%
#   Zippy Technology Corp............................    684,948    1,062,245       0.0%
#   ZongTai Real Estate Development Co., Ltd.........    836,090      572,798       0.0%
                                                                 ------------      ----
TOTAL TAIWAN.........................................             849,922,462      14.9%
                                                                 ------------      ----
THAILAND -- (3.8%)
    AAPICO Hitech PCL(B013L48).......................    964,380      430,044       0.0%
    AAPICO Hitech PCL(B013KZ2).......................    110,000       49,052       0.0%
    Aeon Thana Sinsap Thailand PCL...................    142,500      436,599       0.0%
*   AJ Plast PCL.....................................  1,601,288      405,605       0.0%
    Amarin Printing & Publishing PCL.................     77,660       30,626       0.0%
    Amata Corp. PCL..................................  6,214,600    3,374,529       0.1%
    Ananda Development PCL........................... 17,182,000    1,855,541       0.0%
    AP Thailand PCL.................................. 17,385,416    3,876,318       0.1%
*   Apex Development PCL.............................      3,536           --       0.0%
    Asia Green Energy PCL............................  1,711,270      123,550       0.0%
    Asia Plus Group Holdings Securities.............. 12,262,800    1,465,658       0.0%
    Asian Insulators PCL.............................  2,273,500      617,255       0.0%
    Bangchak Petroleum PCL (The).....................  5,590,500    6,020,408       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ----------- ---------- ---------------
THAILAND -- (Continued)
    Bangkok Aviation Fuel Services PCL.....................   1,886,246 $1,602,150       0.0%
    Bangkok Chain Hospital PCL.............................   9,621,137  2,393,245       0.1%
    Bangkok Expressway PCL.................................   4,144,100  4,902,773       0.1%
    Bangkok Insurance PCL..................................     180,181  2,000,493       0.0%
    Bangkok Land PCL.......................................  85,036,370  3,946,781       0.1%
    Bangkok Life Assurance PCL.............................     201,500    305,627       0.0%
*   Bangkok Rubber PCL.....................................      14,600         --       0.0%
    Beauty Community PCL...................................     107,900    136,655       0.0%
    Cal-Comp Electronics Thailand PCL......................  19,224,544  2,134,440       0.0%
*   Central Paper Industry P.L.C...........................          20         --       0.0%
    Central Plaza Hotel PCL................................   4,845,300  4,923,936       0.1%
    CH Karnchang PCL.......................................   5,932,905  4,544,391       0.1%
    Charoong Thai Wire & Cable PCL.........................   1,366,400    412,428       0.0%
    Christiani & Nielsen Thai..............................   2,991,600    421,084       0.0%
    CK Power PCL...........................................  15,855,500  1,606,473       0.0%
*   Country Group Holdings PCL.............................   7,794,200    371,209       0.0%
    CS Loxinfo PCL.........................................   1,759,200    376,228       0.0%
    Delta Electronics Thailand PCL.........................     686,200  1,738,137       0.0%
    Dhipaya Insurance PCL..................................   1,018,800  1,197,588       0.0%
    Diamond Building Products PCL..........................   3,922,300    594,919       0.0%
    DSG International Thailand PCL.........................   4,092,240    924,835       0.0%
    Dynasty Ceramic PCL....................................  23,743,680  2,909,888       0.1%
    Eastern Water Resources Development and Management PCL.   5,047,700  1,699,665       0.0%
    Erawan Group PCL (The).................................  14,472,270  2,054,610       0.0%
*   Esso Thailand PCL......................................  14,400,200  2,839,415       0.1%
*   G J Steel PCL.......................................... 142,929,800    216,790       0.0%
*   G Steel PCL............................................  27,015,300     90,147       0.0%
    GFPT PCL...............................................   6,084,400  2,177,944       0.1%
*   GMM Grammy PCL.........................................      90,260     39,428       0.0%
*   Golden Land Property Development PCL...................   7,036,900  1,494,261       0.0%
    Grand Canal Land PCL...................................   5,552,200    538,967       0.0%
    Grande Asset Hotels & Property PCL.....................  13,101,375    584,226       0.0%
    Hana Microelectronics PCL..............................   3,774,096  5,094,715       0.1%
    ICC International PCL..................................     204,600    246,712       0.0%
*   Italian-Thai Development PCL...........................  19,673,827  4,535,753       0.1%
*   ITV PCL................................................   2,785,600         --       0.0%
    Jasmine International PCL..............................  12,846,200  2,143,307       0.0%
    Jay Mart PCL...........................................   2,248,225    695,644       0.0%
    Jubilee Enterprise PCL.................................     204,000    199,575       0.0%
    Kang Yong Electric PCL.................................      40,500    380,858       0.0%
    Karmarts PCL...........................................     534,900    121,697       0.0%
    KCE Electronics PCL....................................   2,334,318  3,823,849       0.1%
    KGI Securities Thailand PCL............................  11,493,900  1,227,318       0.0%
    Khon Kaen Sugar Industry PCL...........................  12,232,200  1,803,382       0.0%
    Kiatnakin Bank PCL.....................................   3,485,100  3,911,685       0.1%
    Laguna Resorts & Hotels PCL............................     197,000    162,847       0.0%
    Lanna Resources PCL....................................   1,970,550    753,191       0.0%
    LH Financial Group PCL.................................  28,584,566  1,560,814       0.0%
    Loxley PCL.............................................  13,703,076  1,712,625       0.0%
    LPN Development PCL(B00PXK5)...........................     411,500    214,706       0.0%
    LPN Development PCL(B00Q643)...........................   7,122,100  3,716,066       0.1%
    Major Cineplex Group PCL...............................   3,623,000  3,681,799       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                              ----------- ---------- ---------------
THAILAND -- (Continued)
    Maybank Kim Eng Securities Thailand PCL..     854,900 $  604,252       0.0%
    MBK PCL..................................   5,772,000  2,486,346       0.1%
    MCOT PCL.................................   2,424,300  1,044,291       0.0%
    Mega Lifesciences PCL....................     501,700    272,423       0.0%
    MK Real Estate Development PCL...........   1,885,900    326,092       0.0%
    Modernform Group PCL.....................   1,661,900    499,099       0.0%
    Muang Thai Insurance PCL.................      61,288    305,836       0.0%
    Muramoto Electron Thailand PCL...........      14,000    101,077       0.0%
    Namyong Terminal PCL.....................      59,200     28,015       0.0%
*   Nation Multimedia Group PCL..............  14,789,200    829,972       0.0%
*   Nava Nakorn PCL..........................   1,715,500     86,386       0.0%
    Noble Development PCL....................     670,100    262,226       0.0%
*   Polyplex Thailand PCL....................   3,059,900    974,638       0.0%
    Precious Shipping PCL....................   4,802,200  1,981,190       0.0%
    Premier Marketing PCL....................   2,252,300    683,240       0.0%
    President Rice Products PCL..............       3,375      4,812       0.0%
*   Property Perfect PCL.....................  24,984,100    818,530       0.0%
    Pruksa Real Estate PCL...................   2,034,000  1,696,800       0.0%
    PTG Energy PCL...........................  10,374,300  3,398,830       0.1%
    Quality Houses PCL.......................  67,203,776  6,319,785       0.1%
*   Raimon Land PCL..........................  25,873,800  1,397,099       0.0%
    Regional Container Lines PCL.............   3,962,500  1,202,032       0.0%
    Rojana Industrial Park PCL...............   8,272,284  2,057,720       0.0%
    RS PCL...................................   5,555,000  2,611,937       0.1%
    Saha Pathana Inter-Holding PCL...........     680,300    531,404       0.0%
    Saha-Union PCL...........................     746,600    860,634       0.0%
*   Sahaviriya Steel Industries PCL.......... 117,108,200    781,550       0.0%
    Samart Corp. PCL.........................   4,949,100  4,503,959       0.1%
    Samart I-Mobile PCL......................  18,314,900  1,388,966       0.0%
    Samart Telcoms PCL.......................   2,672,800  2,189,158       0.1%
    Sansiri PCL..............................  86,988,210  4,987,342       0.1%
    SC Asset Corp PCL........................  17,396,128  1,815,340       0.0%
    Siam Future Development PCL..............  10,213,773  1,766,070       0.0%
    Siam Global House PCL....................   5,472,777  1,610,373       0.0%
    Siamgas & Petrochemicals PCL.............   4,359,600  1,626,667       0.0%
    Sino Thai Engineering & Construction PCL.   7,726,300  4,898,519       0.1%
    SNC Former PCL...........................     869,400    421,975       0.0%
    Somboon Advance Technology PCL...........   2,147,637  1,231,316       0.0%
    SPCG PCL.................................   3,768,900  3,115,502       0.1%
    Sri Ayudhya Capital PCL..................     233,100    259,864       0.0%
    Sri Trang Agro-Industry PCL..............   6,023,690  2,357,215       0.1%
    Sriracha Construction PCL................   1,241,800  1,120,690       0.0%
    Srithai Superware PCL....................  15,840,300  1,220,518       0.0%
    STP & I PCL..............................   7,215,904  3,568,003       0.1%
    Supalai PCL..............................   9,256,433  5,615,916       0.1%
    Susco PCL................................   1,939,800    208,309       0.0%
    SVI PCL..................................  12,829,600  1,907,024       0.0%
    Symphony Communication PCL...............     692,400    319,262       0.0%
    Syntec Construction PCL..................   6,843,300    676,753       0.0%
*   Tata Steel Thailand PCL..................  27,039,000    615,175       0.0%
    Thai Agro Energy PCL.....................     378,870     41,835       0.0%
*   Thai Airways International PCL(6888868)..  10,151,600  3,880,181       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                             ---------- ------------ ---------------
THAILAND -- (Continued)
*   Thai Airways International PCL(6364971).    141,400 $     54,046       0.0%
*   Thai Carbon Black PCL...................    504,600      386,505       0.0%
    Thai Central Chemical PCL...............    263,500      233,805       0.0%
    Thai Metal Trade PCL....................    629,300      167,037       0.0%
    Thai Rayon PCL..........................      9,400        7,414       0.0%
    Thai Rung Union Car PCL.................    786,120      114,943       0.0%
    Thai Stanley Electric PCL...............    206,600    1,240,916       0.0%
    Thai Steel Cable PCL....................      3,400        1,289       0.0%
    Thai Vegetable Oil PCL..................  3,266,375    2,169,987       0.1%
    Thai Wacoal PCL.........................     78,000      118,307       0.0%
    Thai-German Ceramic Industry PCL........  6,415,200      758,965       0.0%
    Thaicom PCL.............................  4,939,000    5,506,090       0.1%
    Thanachart Capital PCL..................  5,555,300    5,729,719       0.1%
    Thitikorn PCL...........................  1,022,100      316,257       0.0%
    Thoresen Thai Agencies PCL..............  9,244,554    3,757,835       0.1%
    Ticon Industrial Connection PCL.........  7,862,584    3,577,696       0.1%
    Tipco Asphalt PCL.......................  7,740,900    3,710,184       0.1%
*   TIPCO Foods PCL.........................  1,278,482      350,986       0.0%
    Tisco Financial Group PCL(B3KFW10)......    813,400    1,116,528       0.0%
    Tisco Financial Group PCL(B3KFW76)......  3,233,800    4,438,934       0.1%
    TPI Polene PCL.......................... 25,338,700    2,229,098       0.1%
    TTCL PCL(B5ML0D8).......................  1,350,871    1,311,326       0.0%
    TTCL PCL(BWY4Y10).......................    956,928      928,915       0.0%
    TTW PCL................................. 14,176,900    4,859,668       0.1%
*   U City PCL.............................. 33,268,200       50,460       0.0%
    Union Mosaic Industry PCL (The).........    272,000       43,731       0.0%
    Unique Engineering & Construction PCL...  6,322,670    2,704,373       0.1%
    Univanich Palm Oil PCL..................    939,000      293,393       0.0%
    Univentures PCL.........................  7,086,000    1,784,129       0.0%
    Vanachai Group PCL......................  7,203,959    1,737,342       0.0%
    Vibhavadi Medical Center PCL............  5,034,520    2,428,299       0.1%
    Vinythai PCL............................  2,792,934      864,187       0.0%
    Workpoint Entertainment PCL.............  1,983,840    2,316,937       0.1%
                                                        ------------       ---
TOTAL THAILAND..............................             242,671,910       4.2%
                                                        ------------       ---
TURKEY -- (2.0%)
    Adana Cimento Sanayii TAS Class A.......    520,674    1,361,377       0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S...     22,672      508,829       0.0%
#*  Adese Alisveris Merkezleri Ticaret A.S..    331,389    1,322,886       0.0%
*   Afyon Cimento Sanayi TAS................      2,020      116,263       0.0%
#   Akcansa Cimento A.S.....................    436,252    2,683,134       0.1%
#*  Akenerji Elektrik Uretim A.S............  2,629,867    1,091,509       0.0%
#   Akfen Holding A.S.......................    944,009    2,373,047       0.1%
*   AKIS Gayrimenkul Yatirimi A.S...........     52,982       48,575       0.0%
    Aksa Akrilik Kimya Sanayii AS...........    904,430    3,652,896       0.1%
    Aksigorta A.S...........................    995,287      886,481       0.0%
*   Aktas Elektrik Ticaret A.S..............        370           --       0.0%
#   Alarko Holding A.S......................    876,010    1,333,744       0.0%
    Albaraka Turk Katilim Bankasi A.S.......  3,395,617    2,195,307       0.1%
    Alkim Alkali Kimya A.S..................      6,300       32,634       0.0%
#   Anadolu Anonim Turk Sigorta Sirketi.....  1,936,423      998,909       0.0%
#   Anadolu Cam Sanayii A.S.................  2,219,949    1,636,012       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
TURKEY -- (Continued)
#   Anadolu Hayat Emeklilik A.S................................................   800,433 $1,661,142       0.0%
    Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S...............................    73,392    617,893       0.0%
*   Asya Katilim Bankasi A.S................................................... 3,243,121  1,043,585       0.0%
#   Aygaz A.S..................................................................   124,525    456,298       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S......................................   363,312  1,852,797       0.1%
*   Banvit Bandirma Vitaminli Yem Sanayii ASA..................................   175,001    192,851       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S...................................   385,091  1,062,915       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.......................... 1,596,555  1,364,157       0.0%
#   Bizim Toptan Satis Magazalari A.S..........................................   196,968  1,163,359       0.0%
#*  Bolu Cimento Sanayii A.S...................................................   563,199  1,169,612       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S..............................   625,547  1,672,681       0.1%
*   Boyner Perakende Ve Tekstil Yatirimlari AS.................................   110,344  2,635,913       0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S............................   457,826  1,530,828       0.0%
    Bursa Cimento Fabrikasi A.S................................................   229,830    427,912       0.0%
    Celebi Hava Servisi A.S....................................................    64,489    736,459       0.0%
    Cimsa Cimento Sanayi VE Ticaret AS.........................................   536,430  3,291,431       0.1%
#*  Deva Holding A.S...........................................................   683,187    652,188       0.0%
#*  Dogan Sirketler Grubu Holding A.S.......................................... 8,856,312  2,019,372       0.1%
    Dogus Otomotiv Servis ve Ticaret A.S.......................................   595,613  2,896,382       0.1%
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.................................   513,586    370,682       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S...................................   354,065  1,515,860       0.0%
#   EGE Endustri VE Ticaret A.S................................................    14,334  1,257,344       0.0%
    EGE Seramik Sanayi ve Ticaret A.S..........................................   822,424  1,237,180       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.. 1,950,686  2,073,683       0.1%
#*  Fenerbahce Futbol A.S......................................................    86,590  1,324,431       0.0%
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.........................    81,766    603,656       0.0%
    Gentas Genel Metal Sanayi ve Ticaret A.S...................................   337,831    172,902       0.0%
#*  Global Yatirim Holding A.S................................................. 2,242,325  2,146,828       0.1%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S............................     8,540         --       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S........................    62,751  1,786,630       0.1%
#   Goodyear Lastikleri TAS....................................................    37,464  1,017,480       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.............................. 1,114,071  1,270,669       0.0%
#*  GSD Holding AS............................................................. 2,604,393  1,480,357       0.0%
#   Gubre Fabrikalari TAS...................................................... 1,095,219  2,924,311       0.1%
#*  Hurriyet Gazetecilik ve Matbaacilik AS..................................... 1,395,690    385,664       0.0%
#*  Ihlas Holding A.S.......................................................... 7,909,778    799,430       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.............   185,688    398,460       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS........................ 1,329,455  1,662,715       0.0%
    Is Finansal Kiralama A.S................................................... 1,034,680    406,058       0.0%
    Is Yatirim Menkul Degerler A.S. Class A....................................   272,347    117,984       0.0%
#*  Izmir Demir Celik Sanayi A.S...............................................   819,232    800,662       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A................ 1,613,680  1,448,735       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B................   972,717    961,518       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................ 6,697,063  4,616,430       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S..................................... 1,939,261  1,225,430       0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.....................................    12,685  1,101,013       0.0%
#   Konya Cimento Sanayii A.S..................................................    12,790  1,453,899       0.0%
#   Koza Altin Isletmeleri A.S.................................................   122,452  1,279,192       0.0%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.............................. 1,427,863  1,540,759       0.0%
    Mardin Cimento Sanayii ve Ticaret A.S......................................   363,079    647,568       0.0%
*   Marshall Boya ve Vernik....................................................    23,186    352,825       0.0%
#*  Menderes Tekstil Sanayi ve Ticaret A.S.....................................   822,847    209,102       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                            --------- -------------- ---------------
TURKEY -- (Continued)
#*  Metro Ticari ve Mali Yatirimlar Holding A.S............ 2,278,836 $      853,265       0.0%
*   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.........   149,549         62,092       0.0%
*   Mudurnu Tavukculuk A.S.................................     1,740             --       0.0%
*   Nergis Holding A.S.....................................     1,784             --       0.0%
#*  NET Holding A.S........................................ 1,477,759      1,696,345       0.1%
#*  Netas Telekomunikasyon A.S.............................   295,970        987,182       0.0%
    Nuh Cimento Sanayi A.S.................................   344,200      1,350,189       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S..................   110,235      3,982,721       0.1%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..   686,994        970,572       0.0%
#*  Parsan Makina Parcalari Sanayi AS......................   140,357        251,022       0.0%
#   Petkim Petrokimya Holding A.S..........................   780,881      1,097,344       0.0%
    Pinar Entegre Et ve Un Sanayi A.S......................   142,526        515,159       0.0%
    Pinar SUT Mamulleri Sanayii A.S........................   139,940      1,346,247       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S..................     2,730             --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.....   356,531        421,609       0.0%
*   Sasa Polyester Sanayi A.S..............................   756,712        690,337       0.0%
*   Sekerbank TAS.......................................... 4,131,514      2,772,786       0.1%
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S............... 1,363,896      1,417,946       0.0%
    Soda Sanayii A.S....................................... 1,412,501      3,442,521       0.1%
#*  Tat Gida Sanayi A.S....................................   829,960      1,427,763       0.0%
#*  Tekfen Holding A.S..................................... 1,548,959      2,894,970       0.1%
#   Teknosa Ic Ve Dis Ticaret A.S..........................   201,012        568,977       0.0%
#*  Tekstil Bankasi A.S.................................... 1,337,315      1,026,382       0.0%
    Tofas Turk Otomobil Fabrikasi A.S......................         1              6       0.0%
#   Trakya Cam Sanayi A.S.................................. 3,340,796      4,022,027       0.1%
#   Turcas Petrol A.S......................................   685,172        578,828       0.0%
    Turk Traktor ve Ziraat Makineleri A.S..................    45,611      1,362,908       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S..................... 7,582,370      5,723,557       0.1%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S................    14,349         68,259       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S................ 1,090,031      2,252,213       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S....................... 2,044,463      1,576,478       0.0%
                                                                      --------------      ----
TOTAL TURKEY...............................................              128,638,540       2.3%
                                                                      --------------      ----
TOTAL COMMON STOCKS........................................            5,601,266,719      98.1%
                                                                      --------------      ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.8%)
    AES Tiete SA........................................... 1,069,400      6,140,367       0.1%
    Alpargatas SA.......................................... 1,474,418      4,849,560       0.1%
    Banco ABC Brasil SA....................................   918,758      3,933,679       0.1%
    Banco Daycoval SA......................................   451,227      1,199,598       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B........ 2,361,234      9,161,395       0.2%
*   Banco Industrial e Comercial SA........................   484,320      1,197,558       0.0%
    Banco Pan SA........................................... 2,200,640      1,263,581       0.0%
    Banco Pine SA..........................................   296,003        513,814       0.0%
    Banco Sofisa SA........................................    75,000         58,373       0.0%
    Centrais Eletricas Santa Catarina......................    79,600        549,521       0.0%
    Cia de Gas de Sao Paulo COMGAS Class A.................   181,287      3,157,082       0.1%
    Cia de Saneamento do Parana............................   194,601        322,941       0.0%
    Cia de Transmissao de Energia Eletrica Paulista........   356,993      5,035,664       0.1%
    Cia Energetica do Ceara Class A........................   110,239      1,526,102       0.0%
    Cia Ferro Ligas da Bahia--Ferbasa......................   315,349        839,410       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                   ---------- ----------- ---------------
BRAZIL -- (Continued)
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA........  1,535,199 $ 5,528,439       0.1%
    Empresa Metropolitana de Aguas e Energia SA...................     12,900      13,487       0.0%
    Eucatex SA Industria e Comercio...............................    223,327     259,428       0.0%
*   Gol Linhas Aereas Inteligentes SA.............................    940,217   2,371,645       0.1%
    Marcopolo SA..................................................  4,892,300   4,514,046       0.1%
*   Oi SA.........................................................    611,000   1,145,771       0.0%
    Parana Banco SA...............................................     52,900     205,423       0.0%
    Randon Participacoes SA.......................................  1,547,357   2,054,275       0.0%
    Saraiva SA Livreiros Editores.................................     87,673     142,584       0.0%
*   Sharp SA...................................................... 30,200,000          --       0.0%
    Unipar Carbocloro SA Class B..................................    279,095     412,211       0.0%
                                                                              -----------       ---
TOTAL BRAZIL......................................................             56,395,954       1.0%
                                                                              -----------       ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B..................................     18,198      29,425       0.0%
                                                                              -----------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA...........................................  2,361,888   3,718,338       0.1%
                                                                              -----------       ---
TOTAL PREFERRED STOCKS............................................             60,143,717       1.1%
                                                                              -----------       ---
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Minerva SA Rights.............................................     32,720          --       0.0%
*   PDG Realty SA Empreendimentos e Participacoes Rights 05/18/15. 10,956,594     327,285       0.0%
                                                                              -----------       ---
TOTAL BRAZIL......................................................                327,285       0.0%
                                                                              -----------       ---
CHINA -- (0.0%)
*   Golden Meditech Holdings, Ltd. Warrants 07/30/15..............    860,943      20,994       0.0%
*   Ju Teng International Holdings, Ltd. Warrants 10/14/16........    640,750      56,217       0.0%
                                                                              -----------       ---
TOTAL CHINA.......................................................                 77,211       0.0%
                                                                              -----------       ---
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17............    185,833       1,864       0.0%
                                                                              -----------       ---
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 12/31/15..........    207,903      27,144       0.0%
*   Eastern & Oriental Bhd Warrants 07/21/19......................  1,036,339     107,664       0.0%
*   KNM Group Bhd Warrants 04/20/21...............................  1,343,815      79,237       0.0%
                                                                              -----------       ---
TOTAL MALAYSIA....................................................                214,045       0.0%
                                                                              -----------       ---
POLAND -- (0.0%)
*   PZ Cormay SA Rights...........................................     40,772          --       0.0%
                                                                              -----------       ---
SOUTH AFRICA -- (0.0%)
*   Northam Platinum Ltd. Rights..................................    929,241      16,404       0.0%
                                                                              -----------       ---
SOUTH KOREA -- (0.0%)
*   Hyunjin Materials Co., Ltd. Rights 05/28/15...................     29,688      30,048       0.0%
*   Lotte Non-Life Insurance Co., Ltd. Rights 06/04/15............    126,933      53,283       0.0%
*   Paik Kwang Industrial Co., Ltd. Rights 05/28/15...............     30,974      16,614       0.0%
                                                                              -----------       ---
TOTAL SOUTH KOREA.................................................                 99,945       0.0%
                                                                              -----------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                               PERCENTAGE
                                                     SHARES      VALUE++     OF NET ASSETS**
                                                   ---------- -------------- ---------------
TAIWAN -- (0.0%)
#*  Bin Chuan Enterprise Co., Ltd. Rights.........    172,542 $       92,328        0.0%
                                                              --------------      -----
THAILAND -- (0.0%)
*   CK Power PCL Rights 05/22/15..................  5,257,590         54,227        0.0%
*   Country Group Holdings NVDR Warrants 01/05/18.  2,598,067         46,499        0.0%
*   Jay Mart PCL Rights 05/31/15..................    429,705          2,607        0.0%
*   Loxley PCL Warrants 09/30/17..................     63,889          3,237        0.0%
*   Samart Corp. PCL Warrants 02/19/18............    403,560         43,337        0.0%
*   Thoresen Thai Agencies PCL Warrants 02/28/19..    649,119         47,652        0.0%
                                                              --------------      -----
TOTAL THAILAND....................................                   197,559        0.0%
                                                              --------------      -----
TOTAL RIGHTS/WARRANTS.............................                 1,026,641        0.0%
                                                              --------------      -----

                                                                 VALUE+
                                                              --------------
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@ DFA Short Term Investment Fund............... 60,848,054    704,011,988       12.4%
                                                              --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,717,151,356)...........................            $6,366,449,065      111.6%
                                                              ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina.................. $          1             --   --    $            1
   Brazil.....................  322,119,131             --   --       322,119,131
   Chile......................   72,614,185             --   --        72,614,185
   China......................    2,731,019 $  958,213,496   --       960,944,515
   Colombia...................    3,550,424             --   --         3,550,424
   Greece.....................    3,492,669     21,818,103   --        25,310,772
   Hong Kong..................           --        284,020   --           284,020
   Hungary....................           --        557,616   --           557,616
   India......................    1,224,511    759,445,217   --       760,669,728
   Indonesia..................    1,620,388    162,472,980   --       164,093,368
   Israel.....................           --              2   --                 2
   Malaysia...................           --    264,308,633   --       264,308,633
   Mexico.....................  217,628,844         53,340   --       217,682,184
   Philippines................           --     96,518,288   --        96,518,288
   Poland.....................           --    111,728,976   --       111,728,976
   South Africa...............   12,583,204    483,454,083   --       496,037,287
   South Korea................    3,423,242    880,191,435   --       883,614,677
   Taiwan.....................        6,471    849,915,991   --       849,922,462
   Thailand...................  242,328,057        343,853   --       242,671,910
   Turkey.....................    1,043,585    127,594,955   --       128,638,540
Preferred Stocks
   Brazil.....................   56,395,954             --   --        56,395,954
   Chile......................       29,425             --   --            29,425
   Colombia...................    3,718,338             --   --         3,718,338
Rights/Warrants
   Brazil.....................           --        327,285   --           327,285
   China......................           --         77,211   --            77,211
   Indonesia..................           --          1,864   --             1,864
   Malaysia...................           --        214,045   --           214,045
   Poland.....................           --             --   --                --
   South Africa...............           --         16,404   --            16,404
   South Korea................           --         99,945   --            99,945
   Taiwan.....................           --         92,328   --            92,328
   Thailand...................           --        197,559   --           197,559
Securities Lending Collateral.           --    704,011,988   --       704,011,988
                               ------------ --------------   --    --------------
TOTAL......................... $944,509,448 $5,421,939,617   --    $6,366,449,065
                               ============ ==============   ==    ==============

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (5.3%)
    Aliansce Shopping Centers SA...............................................    186,500 $  1,053,529       0.0%
    Banco Alfa de Investimento SA..............................................     76,600      156,355       0.0%
    Banco do Brasil SA......................................................... 10,290,573   90,919,216       0.5%
    Bematech SA................................................................    885,700    2,866,153       0.0%
*   BHG SA - Brazil Hospitality Group..........................................    231,914    1,462,476       0.0%
    BM&FBovespa SA............................................................. 27,909,603  114,956,496       0.6%
    Brasil Brokers Participacoes SA............................................  1,034,500      944,216       0.0%
*   BrasilAgro - Co. Brasileira de Propriedades Agricolas......................     14,300       44,519       0.0%
#   Braskem SA Sponsored ADR...................................................    611,420    5,074,786       0.0%
    Cia de Locacao das Americas................................................     42,900       52,540       0.0%
*   Cia Providencia Industria e Comercio SA....................................    359,200    1,019,320       0.0%
    Cia Siderurgica Nacional SA................................................  5,153,829   13,804,212       0.1%
    Contax Participacoes SA....................................................     47,200      122,976       0.0%
    Cosan SA Industria e Comercio..............................................  1,694,051   16,586,569       0.1%
    CR2 Empreendimentos Imobiliarios SA........................................     91,200       72,344       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes....................  3,517,767   13,695,351       0.1%
    Direcional Engenharia SA...................................................  1,352,661    2,864,295       0.0%
    Duratex SA.................................................................  2,071,160    5,836,190       0.0%
    Embraer SA.................................................................     89,400      697,290       0.0%
    Eternit SA.................................................................    184,902      196,381       0.0%
    Even Construtora e Incorporadora SA........................................  6,365,639   10,479,288       0.1%
    Ez Tec Empreendimentos e Participacoes SA..................................    696,412    4,426,323       0.0%
*   Fertilizantes Heringer SA..................................................    153,013      182,826       0.0%
*   Fibria Celulose SA.........................................................  2,698,405   37,839,198       0.2%
#*  Fibria Celulose SA Sponsored ADR...........................................  3,998,279   56,015,889       0.3%
*   Forjas Taurus SA...........................................................     26,164       31,305       0.0%
#   Gafisa SA ADR..............................................................  2,278,791    4,010,672       0.0%
*   General Shopping Brasil SA.................................................     27,230       48,351       0.0%
    Gerdau SA..................................................................  2,011,163    5,206,549       0.0%
    Gerdau SA Sponsored ADR.................................................... 13,931,516   46,809,894       0.3%
    Guararapes Confeccoes SA...................................................     37,900    1,025,191       0.0%
    Helbor Empreendimentos SA..................................................  1,106,289    1,167,626       0.0%
*   Hypermarcas SA.............................................................  3,024,666   19,957,304       0.1%
    Industrias Romi SA.........................................................    513,100      408,716       0.0%
    International Meal Co. Alimentacao SA......................................    204,600      509,302       0.0%
    Iochpe-Maxion SA...........................................................    694,758    2,536,497       0.0%
    JBS SA..................................................................... 20,523,530  105,854,945       0.6%
    JHSF Participacoes SA......................................................  1,117,774      697,461       0.0%
    Kepler Weber SA............................................................     10,600      114,727       0.0%
    Klabin SA..................................................................  2,345,749   14,387,707       0.1%
    Kroton Educacional SA......................................................  4,963,220   18,120,254       0.1%
*   Log-in Logistica Intermodal SA.............................................    775,000      763,952       0.0%
    LPS Brasil Consultoria de Imoveis SA.......................................     90,400      169,822       0.0%
    Magnesita Refratarios SA...................................................  3,289,766    3,221,032       0.0%
    Mahle-Metal Leve SA........................................................     48,900      329,468       0.0%
*   Marfrig Global Foods SA....................................................  6,354,144    8,941,924       0.1%
    Mills Estruturas e Servicos de Engenharia SA...............................    264,546      646,230       0.0%
    MRV Engenharia e Participacoes SA..........................................  7,220,624   19,771,370       0.1%
*   Paranapanema SA............................................................  3,970,243    5,073,246       0.0%
*   PDG Realty SA Empreendimentos e Participacoes.............................. 15,506,519    2,676,244       0.0%
*   Petroleo Brasileiro SA.....................................................  5,699,908   26,958,193       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                               PERCENTAGE
                                                                                   SHARES        VALUE++     OF NET ASSETS**
                                                                                ------------- -------------- ---------------
BRAZIL -- (Continued)
#*  Petroleo Brasileiro SA ADR.................................................    18,793,125 $  178,534,687       0.9%
    Porto Seguro SA............................................................       655,804      8,203,672       0.1%
    Profarma Distribuidora de Produtos Farmaceuticos SA........................       109,425        290,183       0.0%
    QGEP Participacoes SA......................................................     1,260,766      3,037,940       0.0%
    Rodobens Negocios Imobiliarios SA..........................................       333,416        829,957       0.0%
*   Rossi Residencial SA.......................................................     1,000,537        763,782       0.0%
*   Rumo Logistica Operadora Multimodal SA.....................................     4,304,691      1,857,348       0.0%
    Santos Brasil Participacoes SA.............................................       107,900        403,602       0.0%
    Sao Carlos Empreendimentos e Participacoes SA..............................        39,000        420,037       0.0%
    Sao Martinho SA............................................................       464,063      5,903,694       0.0%
    SLC Agricola SA............................................................     1,121,491      6,495,301       0.0%
*   Springs Global Participacoes SA............................................       945,200        282,341       0.0%
    Sul America SA.............................................................     1,204,435      5,676,489       0.0%
    Technos SA.................................................................        39,400         75,846       0.0%
    Tecnisa SA.................................................................     2,410,157      3,119,737       0.0%
    Tereos Internacional SA....................................................       595,672        193,750       0.0%
    TPI--Triunfo Participacoes e Investimentos SA..............................       445,500        597,361       0.0%
    Trisul SA..................................................................        89,661         90,466       0.0%
    Usinas Siderurgicas de Minas Gerais SA.....................................       524,300      2,921,720       0.0%
    Vale SA....................................................................     6,794,801     51,080,251       0.3%
#   Vale SA Sponsored ADR......................................................    21,211,590    162,905,011       0.9%
*   Vanguarda Agro SA..........................................................     2,955,979        892,793       0.0%
    Via Varejo SA..............................................................       167,924        306,537       0.0%
                                                                                              --------------       ---
TOTAL BRAZIL...................................................................                1,105,689,225       5.7%
                                                                                              --------------       ---
CHILE -- (1.5%)
    Bupa Chile SA..............................................................       168,414        145,244       0.0%
    CAP SA.....................................................................       360,247      1,281,199       0.0%
    Cementos BIO BIO SA........................................................       665,307        538,424       0.0%
    Cencosud SA................................................................     6,843,514     17,733,949       0.1%
    Cencosud SA ADR............................................................        56,591        434,053       0.0%
*   Cia Sud Americana de Vapores SA............................................    93,640,541      3,559,458       0.0%
    Cintac SA..................................................................       155,202         22,837       0.0%
    Corpbanca SA............................................................... 1,137,122,867     12,881,753       0.1%
    Cristalerias de Chile SA...................................................       264,624      1,925,246       0.0%
    Embotelladora Andina SA Class A ADR........................................        15,478        229,694       0.0%
    Empresas CMPC SA...........................................................    20,430,130     58,048,758       0.3%
    Empresas COPEC SA..........................................................     2,120,394     24,415,818       0.1%
    Empresas Hites SA..........................................................     1,794,180        821,336       0.0%
    Empresas Iansa SA..........................................................    49,008,058      1,262,760       0.0%
    Enersis SA.................................................................    82,558,367     28,749,991       0.2%
    Enersis SA Sponsored ADR...................................................     5,733,186    101,878,715       0.5%
    ENTEL Chile SA.............................................................        15,218        171,549       0.0%
    Gasco SA...................................................................       161,080      1,218,009       0.0%
    Grupo Security SA..........................................................     1,143,589        370,196       0.0%
    Inversiones Aguas Metropolitanas SA........................................     6,124,238      9,982,613       0.1%
*   Latam Airlines Group SA....................................................     1,625,551     15,624,318       0.1%
#*  Latam Airlines Group SA Sponsored ADR......................................     1,089,273     10,424,343       0.1%
    Masisa SA..................................................................    43,593,930      1,532,362       0.0%
    PAZ Corp. SA...............................................................     2,201,345      1,403,621       0.0%
    Ripley Corp. SA............................................................    12,526,065      6,655,720       0.0%
    Salfacorp SA...............................................................     2,599,267      2,124,799       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
CHILE -- (Continued)
    Sigdo Koppers SA...........................................................      76,067 $    113,930       0.0%
*   Sociedad Matriz SAAM SA....................................................  52,439,424    4,629,656       0.0%
    Sociedad Quimica y Minera de Chile SA Class A..............................       4,125      107,224       0.0%
    Socovesa SA................................................................   5,773,726    1,356,469       0.0%
*   Tech Pack SA...............................................................     626,034      267,117       0.0%
    Vina Concha y Toro SA......................................................   1,155,777    2,353,692       0.0%
    Vina San Pedro Tarapaca SA.................................................  28,185,164      220,265       0.0%
                                                                                            ------------       ---
TOTAL CHILE................................................................................  312,485,118       1.6%
                                                                                            ------------       ---
CHINA -- (16.2%)
    361 Degrees International, Ltd.............................................   7,995,000    3,097,920       0.0%
#   Agile Property Holdings, Ltd...............................................  22,418,999   18,751,363       0.1%
    Agricultural Bank of China, Ltd. Class H................................... 213,701,000  120,584,047       0.6%
    Air China, Ltd. Class H....................................................  11,298,000   13,583,041       0.1%
#*  Aluminum Corp. of China, Ltd. ADR..........................................     230,562    3,709,743       0.0%
#*  Aluminum Corp. of China, Ltd. Class H......................................  16,442,000   10,502,368       0.1%
    AMVIG Holdings, Ltd........................................................   5,353,100    2,935,779       0.0%
#   Angang Steel Co., Ltd. Class H.............................................   9,606,640    7,983,281       0.1%
    Anhui Tianda Oil Pipe Co., Ltd.............................................   2,305,412      514,742       0.0%
#   Anxin-China Holdings, Ltd..................................................   6,152,000      305,594       0.0%
#   Asia Cement China Holdings Corp............................................   7,381,000    4,277,947       0.0%
#*  Asian Citrus Holdings, Ltd.................................................   7,229,000      831,493       0.0%
#*  AVIC International Holdings, Ltd...........................................   2,674,000    2,981,094       0.0%
    Bank of China, Ltd. Class H................................................ 645,684,898  442,425,220       2.3%
    Bank of Communications Co., Ltd. Class H...................................  60,023,574   61,604,994       0.3%
#   Baoye Group Co., Ltd. Class H..............................................   2,861,120    2,378,975       0.0%
#   BBMG Corp. Class H.........................................................   7,294,000    9,027,291       0.1%
    Beijing Capital International Airport Co., Ltd. Class H....................  22,279,599   23,651,807       0.1%
    Beijing Capital Land, Ltd. Class H.........................................  16,569,060   13,711,495       0.1%
    Beijing Enterprises Holdings, Ltd..........................................   2,102,000   19,277,207       0.1%
#   Beijing North Star Co., Ltd. Class H.......................................   8,784,000    4,081,771       0.0%
#   BYD Electronic International Co., Ltd......................................   5,098,636    7,640,632       0.1%
    C C Land Holdings, Ltd.....................................................  18,735,286    4,735,698       0.0%
    Carrianna Group Holdings Co., Ltd..........................................   3,880,391      554,999       0.0%
#   Central China Real Estate, Ltd.............................................   8,450,350    2,498,465       0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd....................................  14,331,412    1,072,468       0.0%
*   Chigo Holding, Ltd.........................................................  40,554,000      954,280       0.0%
    China Aerospace International Holdings, Ltd................................  27,534,000    5,520,385       0.0%
#   China Agri-Industries Holdings, Ltd........................................  15,915,500    9,047,531       0.1%
#   China Aoyuan Property Group, Ltd...........................................  15,566,000    3,485,159       0.0%
*   China Automation Group, Ltd................................................   5,551,000      985,381       0.0%
    China BlueChemical, Ltd....................................................   4,940,878    2,206,900       0.0%
    China CITIC Bank Corp., Ltd. Class H.......................................  61,548,716   55,736,357       0.3%
#   China Coal Energy Co., Ltd. Class H........................................  35,376,000   23,117,351       0.1%
    China Communications Construction Co., Ltd. Class H........................  36,447,327   66,292,358       0.4%
    China Communications Services Corp., Ltd. Class H..........................  31,219,071   17,673,703       0.1%
    China Construction Bank Corp. Class H...................................... 542,030,940  526,168,114       2.7%
#*  China COSCO Holdings Co., Ltd. Class H.....................................  18,371,500   16,796,475       0.1%
#*  China Culiangwang Beverages Holdings, Ltd..................................   3,418,200      268,705       0.0%
#*  China Dredging Environment Protection Holdings, Ltd........................     974,000      238,316       0.0%
    China Everbright, Ltd......................................................  11,255,869   37,065,627       0.2%
    China Glass Holdings, Ltd..................................................  10,028,000    1,419,301       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
CHINA -- (Continued)
*   China High Precision Automation Group, Ltd.................................    429,000 $     12,661       0.0%
*   China High Speed Transmission Equipment Group Co., Ltd..................... 14,895,000   13,414,790       0.1%
    China Hongqiao Group, Ltd..................................................  3,551,000    3,301,419       0.0%
#*  China Huarong Energy Co., Ltd..............................................  8,963,500    1,214,323       0.0%
*   China Huiyuan Juice Group, Ltd.............................................    503,983      196,500       0.0%
    China ITS Holdings Co., Ltd................................................  5,486,147      862,548       0.0%
#*  China Lumena New Materials Corp............................................ 52,602,000    1,590,843       0.0%
    China Merchants Bank Co., Ltd. Class H.....................................  9,951,596   30,062,193       0.2%
    China Merchants Holdings International Co., Ltd............................  4,242,049   19,299,358       0.1%
#   China Merchants Land, Ltd..................................................  9,568,000    3,063,033       0.0%
*   China Metal Recycling Holdings, Ltd........................................  3,259,800      743,602       0.0%
    China Minsheng Banking Corp., Ltd. Class H................................. 48,306,500   70,783,303       0.4%
    China National Building Material Co., Ltd. Class H......................... 37,738,000   45,579,945       0.2%
    China National Materials Co., Ltd.......................................... 14,826,000    5,445,651       0.0%
*   China New Town Development Co., Ltd........................................ 11,778,022      660,170       0.0%
*   China Oriental Group Co., Ltd..............................................     26,000          730       0.0%
#   China Overseas Grand Oceans Group, Ltd.....................................    923,000      549,497       0.0%
#   China Petroleum & Chemical Corp. ADR.......................................  1,111,578  105,010,755       0.6%
    China Petroleum & Chemical Corp. Class H................................... 56,635,575   53,745,210       0.3%
#*  China Precious Metal Resources Holdings Co., Ltd........................... 24,410,000    2,081,156       0.0%
*   China Properties Group, Ltd................................................  5,717,000    1,633,448       0.0%
*   China Qinfa Group, Ltd.....................................................    348,000       21,649       0.0%
    China Railway Construction Corp., Ltd. Class H............................. 14,503,514   29,071,552       0.2%
    China Railway Group, Ltd. Class H.......................................... 21,796,000   30,755,573       0.2%
#*  China Rare Earth Holdings, Ltd............................................. 10,359,000    2,346,625       0.0%
    China Resources Enterprise, Ltd............................................    674,000    2,064,704       0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.....................................    377,000      162,857       0.0%
#*  China SCE Property Holdings, Ltd...........................................  6,192,000    1,293,374       0.0%
#   China Shanshui Cement Group, Ltd........................................... 19,122,000   15,518,561       0.1%
    China Shenhua Energy Co., Ltd. Class H.....................................    864,000    2,238,287       0.0%
*   China Shipping Container Lines Co., Ltd. Class H........................... 19,056,700   10,747,022       0.1%
    China Southern Airlines Co., Ltd. Class H..................................  9,876,000    9,794,800       0.1%
    China Starch Holdings, Ltd................................................. 18,995,000      552,044       0.0%
*   China Taifeng Beddings Holdings, Ltd.......................................    640,000       89,181       0.0%
*   China Tianyi Holdings, Ltd.................................................  2,828,000      353,788       0.0%
*   China Tontine Wines Group, Ltd.............................................    236,000       11,111       0.0%
    China Travel International Investment Hong Kong, Ltd....................... 47,061,631   20,904,283       0.1%
    China Unicom Hong Kong, Ltd.(6263830)......................................  1,616,000    3,035,057       0.0%
#   China Unicom Hong Kong, Ltd.(2603496)......................................  7,257,121  136,361,303       0.7%
    China Vanadium Titano--Magnetite Mining Co., Ltd........................... 13,437,000    1,452,062       0.0%
#*  China Yurun Food Group, Ltd................................................  6,972,000    2,404,138       0.0%
    China ZhengTong Auto Services Holdings, Ltd................................  2,001,500    1,365,391       0.0%
#   China Zhongwang Holdings, Ltd.............................................. 21,978,954   13,341,994       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H........................... 14,606,000    3,224,435       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H.......................... 16,384,000   14,720,009       0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd..................  1,188,000      358,281       0.0%
#*  CITIC Resources Holdings, Ltd.............................................. 25,964,000    4,649,300       0.0%
    CITIC, Ltd.................................................................  6,448,483   12,900,123       0.1%
#   Citychamp Watch & Jewellery Group, Ltd..................................... 22,943,108    2,866,341       0.0%
    Clear Media, Ltd...........................................................    391,000      458,672       0.0%
#*  Comtec Solar Systems Group, Ltd............................................  8,800,000    1,470,422       0.0%
    Cosco International Holdings, Ltd..........................................  7,302,000    4,274,849       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
CHINA -- (Continued)
    COSCO Pacific, Ltd.........................................................  19,102,963 $ 30,104,227       0.2%
*   Coslight Technology International Group Co., Ltd...........................      20,000       11,934       0.0%
    Country Garden Holdings Co., Ltd...........................................   3,984,800    2,146,211       0.0%
*   DaChan Food Asia, Ltd......................................................   3,195,000      366,456       0.0%
#   Dah Chong Hong Holdings, Ltd...............................................   1,051,000      656,008       0.0%
#   Dalian Port PDA Co., Ltd. Class H..........................................   6,098,000    3,320,087       0.0%
    Dongyue Group, Ltd.........................................................   2,297,000      975,836       0.0%
#*  Dynasty Fine Wines Group, Ltd..............................................   9,228,600      321,490       0.0%
    Embry Holdings, Ltd........................................................     544,000      305,920       0.0%
#   Evergrande Real Estate Group, Ltd..........................................  78,124,000   74,074,248       0.4%
    Evergreen International Holdings, Ltd......................................   1,628,000      247,383       0.0%
    Fantasia Holdings Group Co., Ltd...........................................  22,225,015    3,602,993       0.0%
#   Fosun International, Ltd...................................................   9,294,244   23,165,626       0.1%
#   Franshion Properties China, Ltd............................................  48,888,580   19,689,081       0.1%
#   Fufeng Group, Ltd..........................................................   2,670,000    2,089,753       0.0%
*   Global Bio-Chem Technology Group Co., Ltd..................................  16,488,360    1,027,594       0.0%
*   Global Sweeteners Holdings, Ltd............................................   2,710,350      173,305       0.0%
#*  Glorious Property Holdings, Ltd............................................  34,684,000    5,325,191       0.0%
    Golden Meditech Holdings, Ltd..............................................   9,303,112    2,038,344       0.0%
    Goldlion Holdings, Ltd.....................................................   1,572,000      735,373       0.0%
#   GOME Electrical Appliances Holding, Ltd....................................  77,549,000   19,865,803       0.1%
#   Greenland Hong Kong Holdings, Ltd..........................................   2,784,575    2,850,734       0.0%
#   Greentown China Holdings, Ltd..............................................   9,566,591   11,856,070       0.1%
#   Guangshen Railway Co., Ltd. Sponsored ADR..................................     412,125   13,604,246       0.1%
    Guangzhou Automobile Group Co., Ltd. Class H...............................   5,351,572    5,768,592       0.0%
#   Guangzhou R&F Properties Co., Ltd..........................................  13,975,514   17,825,068       0.1%
#   Guodian Technology & Environment Group Corp., Ltd. Class H.................   4,021,000      691,506       0.0%
#   Hanergy Thin Film Power Group, Ltd.........................................  17,364,000   16,137,337       0.1%
    Harbin Electric Co., Ltd. Class H..........................................  10,245,474    8,403,858       0.1%
*   Heng Tai Consumables Group, Ltd............................................  12,672,581      231,735       0.0%
    Hengdeli Holdings, Ltd.....................................................   2,048,000      459,401       0.0%
#*  Hidili Industry International Development, Ltd.............................  10,208,000    1,063,389       0.0%
*   HKC Holdings, Ltd..........................................................  19,260,878      767,016       0.0%
    HNA Infrastructure Co., Ltd. Class H.......................................   1,912,000    2,000,678       0.0%
#   Honghua Group, Ltd.........................................................   1,636,000      225,152       0.0%
    Hopefluent Group Holdings, Ltd.............................................     796,000      289,526       0.0%
#*  Hopson Development Holdings, Ltd...........................................  10,764,000   12,618,654       0.1%
    Industrial & Commercial Bank of China, Ltd. Class H........................ 302,174,996  262,902,754       1.4%
    Inspur International, Ltd..................................................     345,343       97,439       0.0%
    Jiangxi Copper Co., Ltd. Class H...........................................   9,933,000   20,498,626       0.1%
    Jingwei Textile Machinery Class H..........................................      50,000       76,750       0.0%
#   Ju Teng International Holdings, Ltd........................................  11,786,249    7,361,491       0.1%
*   Kai Yuan Holdings, Ltd.....................................................  46,420,000      924,866       0.0%
#   Kaisa Group Holdings, Ltd..................................................  22,755,632    4,580,163       0.0%
    Kasen International Holdings, Ltd..........................................   1,885,000      241,784       0.0%
#   Kingboard Chemical Holdings, Ltd...........................................   9,345,345   17,008,570       0.1%
    Kingboard Laminates Holdings, Ltd..........................................   9,655,000    4,950,269       0.0%
    KWG Property Holding, Ltd..................................................  16,659,000   16,896,345       0.1%
#*  Labixiaoxin Snacks Group, Ltd..............................................   2,491,000      288,167       0.0%
    Lai Fung Holdings, Ltd.....................................................  51,485,839    1,266,727       0.0%
#   Lee & Man Paper Manufacturing, Ltd.........................................   4,045,000    2,296,844       0.0%
*   Leoch International Technology, Ltd........................................     190,000       28,378       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
CHINA -- (Continued)
*   Lingbao Gold Co., Ltd. Class H.............................................   1,372,000 $   317,411       0.0%
    Longfor Properties Co., Ltd................................................     200,000     344,044       0.0%
    Lonking Holdings, Ltd......................................................  24,606,000   6,102,744       0.0%
*   Loudong General Nice Resources China Holdings, Ltd.........................  19,159,800   3,217,916       0.0%
#   Maoye International Holdings, Ltd..........................................  11,540,000   2,556,804       0.0%
    Metallurgical Corp. of China, Ltd. Class H.................................  23,466,659  13,908,725       0.1%
    MIE Holdings Corp..........................................................   4,808,000     588,071       0.0%
    MIN XIN Holdings, Ltd......................................................     906,418     858,635       0.0%
*   Mingfa Group International Co., Ltd........................................     552,000     196,089       0.0%
#   Minmetals Land, Ltd........................................................  16,575,205   2,558,339       0.0%
    Minth Group, Ltd...........................................................     682,000   1,703,907       0.0%
    MMG, Ltd...................................................................  12,452,000   5,347,085       0.0%
    Nature Home Holding Co., Ltd...............................................     154,000      23,297       0.0%
    New World China Land, Ltd..................................................  23,584,600  15,904,408       0.1%
    New World Department Store China, Ltd......................................   1,026,000     294,841       0.0%
    Nine Dragons Paper Holdings, Ltd...........................................  21,314,000  17,401,107       0.1%
*   O-Net Communications Group, Ltd............................................   2,746,000     753,822       0.0%
    Overseas Chinese Town Asia Holdings, Ltd...................................     332,000     216,648       0.0%
#   Parkson Retail Group, Ltd..................................................   7,457,000   1,898,915       0.0%
    Peak Sport Products Co., Ltd...............................................   9,136,000   3,109,215       0.0%
#   Poly Property Group Co., Ltd...............................................  28,173,488  18,050,956       0.1%
#*  Pou Sheng International Holdings, Ltd......................................  11,183,529     910,816       0.0%
*   Powerlong Real Estate Holdings, Ltd........................................  12,936,000   2,800,088       0.0%
*   Prosperity International Holdings HK, Ltd..................................  17,540,000     667,604       0.0%
    Qingling Motors Co., Ltd. Class H..........................................  11,844,000   4,777,176       0.0%
*   Qunxing Paper Holdings Co., Ltd............................................   5,020,071     244,833       0.0%
*   Real Gold Mining, Ltd......................................................   3,137,500     106,465       0.0%
    Real Nutriceutical Group, Ltd..............................................  11,046,000   3,482,756       0.0%
#*  Renhe Commercial Holdings Co., Ltd.........................................  44,367,000   2,496,569       0.0%
    REXLot Holdings, Ltd.......................................................  37,241,621   2,773,646       0.0%
    Samson Holding, Ltd........................................................   7,661,452   1,114,546       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.......................   5,202,000   1,465,093       0.0%
    Scud Group, Ltd............................................................   3,368,000     451,932       0.0%
#*  Semiconductor Manufacturing International Corp............................. 128,002,000  14,106,636       0.1%
#*  Semiconductor Manufacturing International Corp. ADR........................   1,305,426   7,140,680       0.0%
#   Shandong Chenming Paper Holdings, Ltd. Class H.............................   4,297,818   3,253,003       0.0%
    Shanghai Industrial Holdings, Ltd..........................................   7,770,918  30,982,503       0.2%
*   Shanghai Industrial Urban Development Group, Ltd...........................   5,086,000   1,458,828       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H............   4,844,000   2,463,545       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H.................................   7,036,000   1,958,785       0.0%
    Shenzhen International Holdings, Ltd.......................................   6,958,117  13,078,703       0.1%
    Shenzhen Investment, Ltd...................................................  34,572,440  19,030,439       0.1%
    Shimao Property Holdings, Ltd..............................................  20,486,035  48,125,299       0.3%
*   Shougang Concord International Enterprises Co., Ltd........................  58,414,208   4,124,421       0.0%
#   Shougang Fushan Resources Group, Ltd.......................................  39,398,594  10,113,130       0.1%
#   Shui On Land, Ltd..........................................................  50,737,803  16,463,059       0.1%
*   Sijia Group Co.............................................................   1,152,649      38,221       0.0%
    Silver Grant International Industries, Ltd.................................  16,146,804   3,469,731       0.0%
*   SIM Technology Group, Ltd..................................................   8,253,000     509,011       0.0%
    Sino-Ocean Land Holdings, Ltd..............................................  38,310,602  31,968,804       0.2%
*   Sinofert Holdings, Ltd.....................................................   1,990,000     544,496       0.0%
*   Sinolink Worldwide Holdings, Ltd...........................................  11,170,508   1,537,139       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
CHINA -- (Continued)
#*  Sinotrans Shipping, Ltd....................................................  9,619,416 $    2,684,195       0.0%
    Sinotrans, Ltd. Class H....................................................    120,000         91,838       0.0%
    Sinotruk Hong Kong, Ltd....................................................  9,252,835      6,611,408       0.0%
    Skyworth Digital Holdings, Ltd............................................. 26,279,176     23,342,970       0.1%
    SMI Holdings Group, Ltd.................................................... 18,960,000      2,101,492       0.0%
    SOHO China, Ltd............................................................ 25,337,388     19,254,061       0.1%
    SRE Group, Ltd............................................................. 22,884,285      1,136,752       0.0%
    Sunac China Holdings, Ltd..................................................    383,000        505,595       0.0%
    TCC International Holdings, Ltd............................................ 14,035,056      5,885,961       0.0%
#   Tian An China Investment Co., Ltd..........................................  6,692,000      4,406,120       0.0%
#   Tiangong International Co., Ltd............................................ 16,005,944      3,165,522       0.0%
    Tianjin Port Development Holdings, Ltd..................................... 20,369,657      6,551,644       0.0%
#   Tianneng Power International, Ltd..........................................  8,152,280      3,984,400       0.0%
    Tomson Group, Ltd..........................................................  1,424,772        419,335       0.0%
    Tonly Electronics Holdings, Ltd............................................    204,330        176,377       0.0%
    Top Spring International Holdings, Ltd.....................................     11,500          4,925       0.0%
    TPV Technology, Ltd........................................................  7,700,496      1,877,656       0.0%
    Travelsky Technology, Ltd. Class H.........................................  8,144,500     15,855,214       0.1%
*   Trony Solar Holdings Co., Ltd..............................................  8,775,000        133,597       0.0%
    Wasion Group Holdings, Ltd.................................................    331,291        521,558       0.0%
    Weiqiao Textile Co. Class H................................................  7,099,500      5,289,306       0.0%
    West China Cement, Ltd..................................................... 31,342,000      5,315,537       0.0%
#   Xiamen International Port Co., Ltd. Class H................................ 14,676,000      8,094,323       0.1%
    Xingda International Holdings, Ltd......................................... 11,322,000      3,677,415       0.0%
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H.....................  4,837,000      6,034,415       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H..........................  2,500,000        560,780       0.0%
    Xiwang Special Steel Co., Ltd..............................................  5,905,000        987,508       0.0%
    XTEP International Holdings, Ltd...........................................    697,500        252,826       0.0%
#*  Yanchang Petroleum International, Ltd...................................... 20,420,000        931,571       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H...................................... 13,168,000     13,184,266       0.1%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR................................     49,927        496,774       0.0%
    Yip's Chemical Holdings, Ltd...............................................    752,000        456,927       0.0%
    Youyuan International Holdings, Ltd........................................    630,229        150,527       0.0%
    Yuanda China Holdings, Ltd.................................................    292,000         25,193       0.0%
    Yuexiu Property Co., Ltd................................................... 95,784,786     23,421,413       0.1%
#   Yuzhou Properties Co., Ltd.................................................  9,816,960      2,849,096       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H....................    424,600        333,194       0.0%
    Zhong An Real Estate, Ltd..................................................  7,219,800      1,025,128       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.................... 10,478,800      7,259,070       0.1%
                                                                                           --------------      ----
TOTAL CHINA....................................................................             3,368,276,123      17.4%
                                                                                           --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA.........................................................     11,156        119,709       0.0%
    Cementos Argos SA..........................................................    526,344      2,236,189       0.0%
    Constructora Conconcreto SA................................................     86,988         42,818       0.0%
    Ecopetrol SA...............................................................  1,316,157      1,121,662       0.0%
#   Ecopetrol SA Sponsored ADR.................................................    343,881      5,887,243       0.1%
*   Fabricato SA...............................................................  2,440,238         16,186       0.0%
    Grupo Argos SA.............................................................    437,833      3,437,228       0.0%
    Grupo de Inversiones Suramericana SA.......................................    969,427     15,929,208       0.1%
    Grupo Nutresa SA...........................................................    463,927      4,822,348       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
COLOMBIA -- (Continued)
    Mineros SA.................................................................     65,037 $    48,122       0.0%
                                                                                           -----------       ---
TOTAL COLOMBIA.................................................................             33,660,713       0.2%
                                                                                           -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S....................................................................  1,272,500  33,059,773       0.2%
#   O2 Czech Republic A.S......................................................    416,822   3,421,836       0.0%
    Pegas Nonwovens SA.........................................................    134,543   4,009,223       0.0%
*   Unipetrol A.S..............................................................  1,413,020   8,883,662       0.1%
                                                                                           -----------       ---
TOTAL CZECH REPUBLIC                                                                        49,374,494       0.3%
                                                                                           -----------       ---
GREECE -- (0.1%)
*   Alpha Bank AE..............................................................  6,054,491   2,121,527       0.0%
    Bank of Greece.............................................................     26,513     283,215       0.0%
*   Ellaktor SA................................................................  1,053,403   2,364,808       0.0%
    Elval - Hellenic Aluminium Industry SA.....................................      8,595      12,308       0.0%
*   GEK Terna Holding Real Estate Construction SA..............................    826,303   1,642,940       0.0%
    Hellenic Petroleum SA......................................................    426,008   2,124,404       0.0%
*   Intracom Holdings SA.......................................................  1,511,057     775,920       0.0%
*   Intralot SA-Integrated Lottery Systems & Services..........................     76,173     139,409       0.0%
*   Marfin Investment Group Holdings SA........................................     74,389      12,747       0.0%
*   Mytilineos Holdings SA.....................................................    523,731   3,612,020       0.1%
*   Piraeus Bank SA............................................................  3,363,961   1,501,329       0.0%
    Terna Energy SA............................................................     18,509      55,570       0.0%
                                                                                           -----------       ---
TOTAL GREECE...................................................................             14,646,197       0.1%
                                                                                           -----------       ---
HUNGARY -- (0.4%)
*   Danubius Hotel and Spa P.L.C...............................................     92,164   1,913,595       0.0%
*   FHB Mortgage Bank P.L.C....................................................      3,954      11,396       0.0%
    MOL Hungarian Oil & Gas P.L.C..............................................    155,263   8,636,834       0.1%
    OTP Bank P.L.C.............................................................  3,610,341  79,832,596       0.4%
                                                                                           -----------       ---
TOTAL HUNGARY..................................................................             90,394,421       0.5%
                                                                                           -----------       ---
INDIA -- (8.1%)
    Aarti Industries...........................................................     54,210     268,212       0.0%
    Aban Offshore, Ltd.........................................................    387,730   2,388,652       0.0%
*   ABG Shipyard, Ltd..........................................................     91,428     290,067       0.0%
    ACC, Ltd...................................................................     96,614   2,186,654       0.0%
    Adani Enterprises, Ltd.....................................................  3,476,678  36,960,878       0.2%
*   Adani Power, Ltd...........................................................  4,425,445   2,999,908       0.0%
    Aditya Birla Nuvo, Ltd.....................................................    822,177  20,401,983       0.1%
    Aegis Logistics, Ltd.......................................................      2,377      25,793       0.0%
    Ahmednagar Forgings, Ltd...................................................    193,498     694,038       0.0%
    Alembic, Ltd...............................................................    184,399     105,475       0.0%
*   Allahabad Bank.............................................................  2,114,906   3,417,590       0.0%
    Allcargo Logistics, Ltd....................................................     41,156     212,979       0.0%
*   Alok Industries, Ltd....................................................... 12,334,560   1,318,246       0.0%
    Ambuja Cements, Ltd........................................................     77,816     284,698       0.0%
    Amtek Auto, Ltd............................................................  1,580,229   3,964,653       0.0%
    Amtek India, Ltd...........................................................  1,123,675   1,861,071       0.0%
    Anant Raj, Ltd.............................................................    657,518     403,104       0.0%
*   Andhra Bank................................................................  2,676,709   3,221,490       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
    Apar Industries, Ltd.......................................................    116,469 $   659,666       0.0%
    Apollo Tyres, Ltd..........................................................  5,231,494  14,280,640       0.1%
    Arvind, Ltd................................................................  3,748,555  15,026,299       0.1%
    Atul, Ltd..................................................................     15,776     287,313       0.0%
    Axis Bank, Ltd.............................................................  1,222,500  10,955,265       0.1%
    Bajaj Finance, Ltd.........................................................     60,850   3,840,751       0.0%
    Bajaj Finserv, Ltd.........................................................    166,827   3,729,588       0.0%
    Bajaj Holdings & Investment, Ltd...........................................    395,402   8,047,597       0.1%
    Balkrishna Industries, Ltd.................................................     37,930     460,035       0.0%
    Ballarpur Industries, Ltd..................................................  4,422,774     960,628       0.0%
    Balmer Lawrie & Co., Ltd...................................................    195,774   1,762,099       0.0%
*   Balrampur Chini Mills, Ltd.................................................  2,698,189   1,938,592       0.0%
    Bank of Baroda.............................................................  6,161,280  16,330,596       0.1%
*   Bank of India..............................................................  1,708,464   5,840,067       0.1%
*   Bank Of Maharashtra........................................................  1,447,428     846,826       0.0%
    BGR Energy Systems, Ltd....................................................    169,812     321,891       0.0%
    Bharat Electronics, Ltd....................................................     10,591     516,232       0.0%
    Bharat Heavy Electricals, Ltd.............................................. 10,947,650  41,416,576       0.2%
    Bharti Airtel, Ltd.........................................................  4,511,256  27,076,848       0.2%
    Bhushan Steel, Ltd.........................................................    876,363     846,817       0.0%
    Biocon, Ltd................................................................    425,811   3,048,393       0.0%
    Birla Corp., Ltd...........................................................    158,469   1,074,682       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.....................................  1,567,477   1,587,034       0.0%
    Brigade Enterprises, Ltd...................................................    118,286     285,109       0.0%
    Cairn India, Ltd...........................................................  8,707,814  29,354,941       0.2%
    Canara Bank................................................................  1,234,090   7,342,626       0.1%
    Ceat, Ltd..................................................................    292,764   3,519,481       0.0%
*   Central Bank Of India......................................................  1,393,413   2,280,377       0.0%
    Century Textiles & Industries, Ltd.........................................    706,453   8,203,919       0.1%
    Chambal Fertilizers & Chemicals, Ltd.......................................  2,759,047   2,862,891       0.0%
    City Union Bank, Ltd.......................................................  1,450,289   2,140,260       0.0%
*   Claris Lifesciences, Ltd...................................................     74,868     288,504       0.0%
    Coromandel International, Ltd..............................................     59,763     216,978       0.0%
    Corp. Bank.................................................................  1,894,271   1,692,632       0.0%
    Cox & Kings, Ltd...........................................................    888,241   4,292,443       0.0%
*   Cranes Software International, Ltd.........................................    114,443       5,097       0.0%
    Crompton Greaves, Ltd......................................................    265,376     701,324       0.0%
    Cyient, Ltd................................................................     33,551     256,769       0.0%
    Dalmia Bharat, Ltd.........................................................    167,168   1,151,065       0.0%
*.. DB Realty, Ltd.............................................................  1,101,045   1,112,753       0.0%
*   DCB Bank, Ltd..............................................................  2,874,325   5,504,845       0.0%
    DCM Shriram, Ltd...........................................................    357,564     668,587       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.............................    598,326   1,248,797       0.0%
*   DEN Networks, Ltd..........................................................    332,727     679,504       0.0%
    Dena Bank..................................................................  1,201,043     924,965       0.0%
    Dewan Housing Finance Corp., Ltd...........................................    115,020     807,015       0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd...................................    796,742   1,973,775       0.0%
    DLF, Ltd...................................................................  7,092,382  15,272,378       0.1%
    Dredging Corp. Of India, Ltd...............................................     11,794      66,576       0.0%
    Edelweiss Financial Services, Ltd..........................................  2,087,595   2,037,254       0.0%
    Eicher Motors, Ltd.........................................................      3,085     742,939       0.0%
    EID Parry India, Ltd.......................................................  1,052,022   2,700,462       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
    EIH, Ltd...................................................................    955,122 $ 1,589,163       0.0%
    Electrosteel Castings, Ltd.................................................    894,946     252,131       0.0%
    Engineers India, Ltd.......................................................     37,572     107,927       0.0%
*   Eros International Media, Ltd..............................................    505,740   3,280,803       0.0%
    Escorts, Ltd...............................................................    900,499   1,764,898       0.0%
*   Ess Dee Aluminium, Ltd.....................................................     25,260      92,702       0.0%
*   Essar Oil, Ltd.............................................................    963,947   1,650,414       0.0%
    Essar Ports, Ltd...........................................................    721,223   1,332,438       0.0%
    Essel Propack, Ltd.........................................................    822,581   1,636,658       0.0%
    Eveready Industries India, Ltd.............................................    120,051     521,821       0.0%
    FDC, Ltd...................................................................     19,655      47,417       0.0%
    Federal Bank, Ltd..........................................................  8,414,667  17,359,499       0.1%
    Financial Technologies India, Ltd..........................................    252,944     687,766       0.0%
    Finolex Cables, Ltd........................................................    688,924   2,918,024       0.0%
    Finolex Industries, Ltd....................................................    482,398   2,076,939       0.0%
*   Firstsource Solutions, Ltd.................................................  4,632,859   2,158,199       0.0%
*   Fortis Healthcare, Ltd.....................................................    832,604   2,046,723       0.0%
    Future Retail, Ltd.........................................................  1,019,218   1,843,238       0.0%
    Gabriel India, Ltd.........................................................     60,232      76,783       0.0%
    GAIL India, Ltd............................................................  4,425,599  25,138,092       0.1%
    Gateway Distriparks, Ltd...................................................    113,322     628,988       0.0%
    Gati, Ltd..................................................................    322,735   1,019,375       0.0%
    Geometric, Ltd.............................................................    125,451     265,153       0.0%
    Global Offshore Services, Ltd..............................................     16,148     133,543       0.0%
    Godrej Properties, Ltd.....................................................     89,893     346,194       0.0%
    Graphite India, Ltd........................................................    725,730     968,286       0.0%
    Grasim Industries, Ltd.....................................................     15,142     854,305       0.0%
    Great Eastern Shipping Co., Ltd. (The).....................................  1,033,168   5,471,314       0.0%
    Greaves Cotton, Ltd........................................................      9,635      20,787       0.0%
*   GTL Infrastructure, Ltd....................................................    338,316      11,932       0.0%
    Gujarat Alkalies & Chemicals, Ltd..........................................    467,952   1,244,822       0.0%
    Gujarat Fluorochemicals, Ltd...............................................    341,769   3,333,965       0.0%
    Gujarat Mineral Development Corp., Ltd.....................................  1,310,807   2,078,852       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd........................    729,530     803,234       0.0%
*   Gujarat NRE Coke, Ltd......................................................    412,745      30,404       0.0%
    Gujarat State Fertilisers & Chemicals, Ltd.................................  2,186,080   2,615,057       0.0%
    Gujarat State Petronet, Ltd................................................  2,784,319   5,267,249       0.0%
    Gulf Oil Corp., Ltd........................................................     76,678     195,072       0.0%
    Gulf Oil Lubricants India, Ltd.............................................    113,892     803,615       0.0%
    HBL Power Systems, Ltd.....................................................     74,867      59,304       0.0%
*   HCL Infosystems, Ltd.......................................................    462,162     315,819       0.0%
    HEG, Ltd...................................................................    176,205     590,730       0.0%
*   HeidelbergCement India, Ltd................................................    203,465     224,688       0.0%
*   Hexa Tradex, Ltd...........................................................     97,410      34,169       0.0%
    Hikal, Ltd.................................................................     11,455      25,015       0.0%
*   Himachal Futuristic Communications, Ltd....................................  1,652,688     349,716       0.0%
    Hindalco Industries, Ltd................................................... 20,390,690  41,160,396       0.2%
    Hinduja Global Solutions, Ltd..............................................     60,085     513,977       0.0%
*   Hindustan Construction Co., Ltd............................................  5,073,959   2,507,723       0.0%
*   Hotel Leela Venture, Ltd...................................................    466,035     132,169       0.0%
    HSIL, Ltd..................................................................    277,269   1,675,588       0.0%
    HT Media, Ltd..............................................................    378,534     648,921       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDIA -- (Continued)
    Huhtamaki PPL, Ltd.........................................................      3,997 $     14,075       0.0%
    ICICI Bank, Ltd............................................................  3,153,270   16,545,901       0.1%
    ICICI Bank, Ltd. Sponsored ADR............................................. 16,722,630  182,778,346       1.0%
    IDBI Bank, Ltd.............................................................  4,225,680    4,978,936       0.0%
    Idea Cellular, Ltd.........................................................  3,481,659    9,599,447       0.1%
    IDFC, Ltd..................................................................  6,072,777   16,043,862       0.1%
    IFCI, Ltd..................................................................  6,602,323    3,515,313       0.0%
    IIFL Holdings, Ltd.........................................................  2,873,541    7,912,468       0.1%
    IL&FS Transportation Networks, Ltd.........................................    228,248      606,174       0.0%
*   India Cements, Ltd. (The)..................................................  4,831,660    6,974,976       0.1%
    Indiabulls Housing Finance, Ltd............................................  1,795,884   16,667,350       0.1%
    Indian Bank................................................................  1,326,290    2,937,488       0.0%
*   Indian Hotels Co., Ltd.....................................................  4,834,889    8,325,674       0.1%
    Indian Overseas Bank.......................................................  1,328,115      924,178       0.0%
*   Intellect Design Arena, Ltd................................................    969,923    1,751,365       0.0%
    J Kumar Infraprojects, Ltd.................................................     12,695      122,748       0.0%
    Jain Irrigation Systems, Ltd...............................................  6,349,703    5,724,856       0.0%
*   Jaiprakash Associates, Ltd................................................. 17,658,065    5,796,090       0.1%
    Jammu & Kashmir Bank, Ltd. (The)...........................................  3,271,950    4,975,743       0.0%
*   Jaypee Infratech, Ltd......................................................  7,061,764    1,852,286       0.0%
    JB Chemicals & Pharmaceuticals, Ltd........................................    403,426    1,373,803       0.0%
    JBF Industries, Ltd........................................................    216,190      788,086       0.0%
    Jindal Poly Films, Ltd.....................................................    219,686      764,729       0.0%
    Jindal Saw, Ltd............................................................  2,724,705    2,940,586       0.0%
    Jindal Steel & Power, Ltd..................................................  5,396,598   11,778,940       0.1%
    JK Cement, Ltd.............................................................    239,439    2,378,432       0.0%
    JK Lakshmi Cement, Ltd.....................................................    457,907    2,577,749       0.0%
    JK Tyre & Industries, Ltd..................................................  1,468,135    2,751,612       0.0%
    JM Financial, Ltd..........................................................  4,580,382    3,380,401       0.0%
    JSW Energy, Ltd............................................................  8,016,110   14,359,614       0.1%
    JSW Steel, Ltd.............................................................  1,942,271   28,421,585       0.2%
    Jubilant Life Sciences, Ltd................................................    976,309    2,337,594       0.0%
*   Kakinada Fertilizers, Ltd..................................................  2,082,494       68,919       0.0%
    Kalpataru Power Transmission, Ltd..........................................    687,809    2,476,347       0.0%
    Karnataka Bank, Ltd. (The).................................................  2,195,065    4,350,938       0.0%
    Karur Vysya Bank, Ltd. (The)...............................................    387,245    2,928,678       0.0%
    KEC International, Ltd.....................................................  1,261,720    1,951,994       0.0%
*   Kesoram Industries, Ltd....................................................    873,786    1,716,221       0.0%
    Kirloskar Brothers, Ltd....................................................      2,141        6,750       0.0%
    Kirloskar Oil Engines, Ltd.................................................    293,581    1,253,972       0.0%
    Kolte-Patil Developers, Ltd................................................    244,584      823,818       0.0%
    Kotak Mahindra Bank, Ltd...................................................    192,559    4,033,393       0.0%
    KPIT Technologies, Ltd.....................................................    639,564    1,060,029       0.0%
    KRBL, Ltd..................................................................    498,103    1,232,437       0.0%
    Lakshmi Vilas Bank, Ltd. (The).............................................     95,255      153,830       0.0%
    Maharashtra Seamless, Ltd..................................................     95,955      318,157       0.0%
    Mahindra & Mahindra, Ltd...................................................    298,361    5,394,711       0.0%
    Mahindra Holidays & Resorts India, Ltd.....................................      9,675       39,267       0.0%
    Mahindra Lifespace Developers, Ltd.........................................    171,385    1,248,087       0.0%
*   Manaksia Aluminum Co., Ltd.................................................      1,986          278       0.0%
*   Manaksia Coated Metals & Industries, Ltd...................................      1,986          214       0.0%
*   Manaksia Industries, Ltd...................................................      1,986          295       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDIA -- (Continued)
*   Manaksia Steels, Ltd.......................................................      1,986 $        371       0.0%
    MAX India, Ltd.............................................................     30,211      202,599       0.0%
    McLeod Russel India, Ltd...................................................    764,461    2,901,566       0.0%
    Mercator, Ltd..............................................................  1,722,789      453,545       0.0%
    Merck, Ltd.................................................................     46,901      616,853       0.0%
    MOIL, Ltd..................................................................      4,675       18,607       0.0%
    Motilal Oswal Financial Services, Ltd......................................      4,955       23,248       0.0%
    Mphasis, Ltd...............................................................    190,837    1,176,558       0.0%
    MRF, Ltd...................................................................     10,202    5,913,126       0.1%
    National Aluminium Co., Ltd................................................  3,839,430    2,863,735       0.0%
    Nava Bharat Ventures, Ltd..................................................     68,819      177,295       0.0%
    NCC, Ltd...................................................................  5,680,101    8,123,805       0.1%
    NIIT Technologies, Ltd.....................................................    560,222    3,089,710       0.0%
    NIIT, Ltd..................................................................    195,137      110,821       0.0%
*   Nirvikara Paper Mills, Ltd.................................................      3,846        2,888       0.0%
    Noida Toll Bridge Co., Ltd.................................................    155,450       82,421       0.0%
    Oberoi Realty, Ltd.........................................................    352,333    1,483,766       0.0%
    OCL India, Ltd.............................................................     96,127      606,099       0.0%
    OMAXE, Ltd.................................................................    684,458    1,429,133       0.0%
    Orient Cement, Ltd.........................................................    567,622    1,516,395       0.0%
    Oriental Bank of Commerce..................................................  1,205,589    3,868,201       0.0%
*   Oswal Chemicals & Fertilizers, Ltd.........................................     91,231       28,852       0.0%
*   Parsvnath Developers, Ltd..................................................  1,080,235      360,545       0.0%
    PC Jeweller, Ltd...........................................................    492,576    2,674,675       0.0%
    Peninsula Land, Ltd........................................................     31,142       13,682       0.0%
    Petronet LNG, Ltd..........................................................  1,379,034    3,770,454       0.0%
*   Pipavav Defence & Offshore Engineering Co., Ltd............................     22,287       20,096       0.0%
    Piramal Enterprises, Ltd...................................................    729,407   10,929,904       0.1%
*   Plethico Pharmaceuticals, Ltd..............................................    106,535       49,037       0.0%
    Polaris Consulting & Services, Ltd.........................................  1,116,280    2,731,302       0.0%
    Power Finance Corp., Ltd...................................................     16,793       70,455       0.0%
    Praj Industries, Ltd.......................................................  1,042,540      991,734       0.0%
    Prakash Industries, Ltd....................................................    165,631      104,096       0.0%
*   Prism Cement, Ltd..........................................................    252,722      416,876       0.0%
    PTC India Financial Services, Ltd..........................................  3,529,487    2,954,112       0.0%
    PTC India, Ltd.............................................................  4,429,663    4,956,285       0.0%
*   Punj Lloyd, Ltd............................................................  1,476,964      667,880       0.0%
    Puravankara Projects, Ltd..................................................    447,783      465,852       0.0%
    Radico Khaitan, Ltd........................................................    661,819      942,596       0.0%
    Rain Industries, Ltd.......................................................  1,842,652    1,280,616       0.0%
    Rajesh Exports, Ltd........................................................    287,502    1,047,946       0.0%
    Ramco Cements, Ltd. (The)..................................................    399,005    1,936,752       0.0%
    Ratnamani Metals & Tubes, Ltd..............................................      1,406       14,994       0.0%
*   RattanIndia Infrastructure, Ltd............................................  6,821,915      225,177       0.0%
    Raymond, Ltd...............................................................    653,848    4,581,798       0.0%
    Redington India, Ltd.......................................................  1,205,129    2,258,466       0.0%
*   REI Agro, Ltd..............................................................  4,019,258       47,462       0.0%
    Reliance Capital, Ltd......................................................  1,319,922    8,377,773       0.1%
*   Reliance Communications, Ltd............................................... 10,875,991   10,380,275       0.1%
    Reliance Industries, Ltd................................................... 21,052,676  286,408,617       1.5%
    Reliance Industries, Ltd. GDR..............................................     96,093    2,574,363       0.0%
*   Reliance Power, Ltd........................................................  8,995,421    8,006,401       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
    Rolta India, Ltd...........................................................  1,722,163 $ 3,133,722       0.0%
    Ruchi Soya Industries, Ltd.................................................  2,042,966   1,309,697       0.0%
    Rural Electrification Corp., Ltd...........................................  2,768,400  13,546,068       0.1%
    Sesa Sterlite, Ltd......................................................... 17,206,632  56,458,908       0.3%
    Sesa Sterlite, Ltd. ADR....................................................  1,671,290  21,960,756       0.1%
*   Shipping Corp. of India, Ltd...............................................  2,574,028   1,900,401       0.0%
*   Shree Renuka Sugars, Ltd...................................................  4,436,177     868,828       0.0%
    Simplex Infrastructures, Ltd...............................................     43,941     293,890       0.0%
    Sintex Industries, Ltd.....................................................  5,212,867   9,109,941       0.1%
    Sobha, Ltd.................................................................    785,634   4,842,242       0.0%
    South Indian Bank, Ltd. (The)..............................................  9,724,062   3,715,402       0.0%
    SREI Infrastructure Finance, Ltd...........................................  1,470,670     916,365       0.0%
    SRF, Ltd...................................................................    361,208   5,626,563       0.0%
    State Bank of Bikaner & Jaipur.............................................     50,954     444,627       0.0%
    State Bank of India........................................................ 19,322,648  81,886,575       0.4%
    State Bank of Travancore...................................................      1,903      13,146       0.0%
    Sterlite Technologies, Ltd.................................................  2,179,770   2,063,758       0.0%
    Styrolution ABS India, Ltd.................................................     28,114     282,698       0.0%
    Sundram Fasteners, Ltd.....................................................     37,667     105,590       0.0%
    Syndicate Bank.............................................................  2,880,564   4,505,965       0.0%
    TAKE Solutions, Ltd........................................................    142,490     232,668       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.........................................     77,579     163,128       0.0%
    Tata Chemicals, Ltd........................................................  1,201,925   8,064,266       0.1%
    Tata Global Beverages, Ltd.................................................  6,044,315  13,574,534       0.1%
    Tata Motors, Ltd.(B611LV1).................................................  5,632,436  45,264,412       0.3%
*   Tata Motors, Ltd.()........................................................    288,893   2,311,735       0.0%
#   Tata Motors, Ltd. Sponsored ADR............................................    172,249   7,094,936       0.1%
    Tata Steel, Ltd............................................................  7,493,237  42,651,956       0.2%
    Techno Electric & Engineering Co., Ltd.....................................     25,024     153,957       0.0%
*   Teledata Marine Solutions, Ltd.............................................    267,258          --       0.0%
    Time Technoplast, Ltd......................................................  1,003,390     727,453       0.0%
    Transport Corp. of India, Ltd..............................................     10,982      43,672       0.0%
    Tube Investments of India, Ltd.............................................    540,432   3,102,280       0.0%
*   TV18 Broadcast, Ltd........................................................  6,105,867   3,331,838       0.0%
    UCO Bank...................................................................  4,999,693   4,968,970       0.0%
    Uflex, Ltd.................................................................    391,028     734,542       0.0%
    Unichem Laboratories, Ltd..................................................    275,214     881,252       0.0%
    Union Bank of India........................................................  1,648,312   3,741,792       0.0%
*   Unitech, Ltd............................................................... 32,654,501   7,910,040       0.1%
    UPL, Ltd...................................................................  4,646,896  35,960,662       0.2%
*   Usha Martin, Ltd...........................................................  1,811,897     596,123       0.0%
*   Uttam Galva Steels, Ltd....................................................    112,549      85,333       0.0%
    VA Tech Wabag, Ltd.........................................................      2,562      28,252       0.0%
    Vardhman Textiles, Ltd.....................................................    233,016   2,383,025       0.0%
*   Videocon Industries, Ltd...................................................    769,833   1,800,320       0.0%
    Vijaya Bank................................................................  2,884,524   2,064,274       0.0%
    Welspun Corp., Ltd.........................................................  1,885,967   2,512,264       0.0%
*   Welspun Enterprises, Ltd...................................................     81,588     557,173       0.0%
    Welspun India, Ltd.........................................................    127,227     959,011       0.0%
    Wipro, Ltd.................................................................     39,025     329,959       0.0%
    Wockhardt, Ltd.............................................................    509,935  10,337,506       0.1%
    Zensar Technologies, Ltd...................................................    104,765   1,151,393       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                               PERCENTAGE
                                                                                   SHARES        VALUE++     OF NET ASSETS**
                                                                                ------------- -------------- ---------------
INDIA -- (Continued)
    Zuari Agro Chemicals, Ltd..................................................        85,795 $      274,164       0.0%
                                                                                              --------------       ---
TOTAL INDIA....................................................................                1,692,992,778       8.7%
                                                                                              --------------       ---
INDONESIA -- (2.5%)
    Adaro Energy Tbk PT........................................................   305,013,500     20,536,562       0.1%
    Agung Podomoro Land Tbk PT.................................................   134,253,600      4,314,287       0.0%
    Alam Sutera Realty Tbk PT..................................................   248,306,800     11,706,114       0.1%
    Aneka Tambang Persero Tbk PT...............................................    83,551,300      5,107,575       0.0%
    Asahimas Flat Glass Tbk PT.................................................     5,270,200      2,795,918       0.0%
    Astra Graphia Tbk PT.......................................................       436,900         74,804       0.0%
*   Bakrie and Brothers Tbk PT................................................. 1,020,225,850        708,354       0.0%
*   Bakrie Sumatera Plantations Tbk PT.........................................   111,992,900        432,042       0.0%
*   Bakrie Telecom Tbk PT......................................................   260,426,500      1,004,538       0.0%
*   Bakrieland Development Tbk PT..............................................   532,272,646      2,053,125       0.0%
    Bank Bukopin Tbk PT........................................................    63,324,333      3,389,031       0.0%
    Bank Danamon Indonesia Tbk PT..............................................    36,234,654     11,083,435       0.1%
    Bank Mandiri Persero Tbk PT................................................    75,216,231     61,868,408       0.3%
    Bank Negara Indonesia Persero Tbk PT.......................................   106,889,241     52,751,639       0.3%
*   Bank Pan Indonesia Tbk PT..................................................   143,785,801     14,383,636       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.......................    34,447,300      2,319,477       0.0%
    Bank Permata Tbk PT........................................................       220,272         27,345       0.0%
    Bank Tabungan Negara Persero Tbk PT........................................    73,017,727      6,256,146       0.0%
*   Barito Pacific Tbk PT......................................................    15,599,000        321,509       0.0%
    Benakat Integra Tbk PT.....................................................   142,047,100        994,391       0.0%
*   Berlian Laju Tanker Tbk PT.................................................   128,161,466             --       0.0%
    BISI International Tbk PT..................................................    15,161,500      1,633,457       0.0%
*   Budi Starch & Sweetener Tbk PT.............................................     9,238,200         62,976       0.0%
*   Bumi Resources Tbk PT......................................................    86,715,500        479,656       0.0%
    Bumi Serpong Damai Tbk PT..................................................    73,687,600     10,558,430       0.1%
*   Central Proteinaprima Tbk PT...............................................    42,539,300        179,849       0.0%
    Charoen Pokphand Indonesia Tbk PT..........................................    28,580,830      6,232,161       0.0%
    Ciputra Development Tbk PT.................................................   138,401,100     14,591,769       0.1%
    Ciputra Property Tbk PT....................................................    44,581,000      2,329,211       0.0%
    Ciputra Surya Tbk PT.......................................................    17,290,100      3,921,444       0.0%
*   Clipan Finance Indonesia Tbk PT............................................     2,995,500         92,377       0.0%
*   Darma Henwa Tbk PT.........................................................   246,575,442        951,111       0.0%
*   Davomas Abadi Tbk PT.......................................................    54,906,800          4,236       0.0%
*   Delta Dunia Makmur Tbk PT..................................................    59,445,700        386,306       0.0%
    Eagle High Plantations Tbk PT..............................................     8,183,700        159,195       0.0%
    Elnusa Tbk PT..............................................................    87,344,800      3,987,182       0.0%
*   Energi Mega Persada Tbk PT.................................................   573,813,078      3,531,758       0.0%
*   Erajaya Swasembada Tbk PT..................................................    31,012,300      1,966,824       0.0%
*   Ever Shine Textile Tbk PT..................................................    19,342,215        295,449       0.0%
*   Exploitasi Energi Indonesia Tbk PT.........................................       744,100          4,111       0.0%
    Express Transindo Utama Tbk PT.............................................     8,132,300        688,426       0.0%
    Gajah Tunggal Tbk PT.......................................................    37,543,200      3,177,668       0.0%
*   Garuda Indonesia Persero Tbk PT............................................    34,591,781      1,584,121       0.0%
    Global Mediacom Tbk PT.....................................................    97,069,800     11,587,329       0.1%
*   Great River International Tbk PT...........................................     1,788,000             --       0.0%
    Gudang Garam Tbk PT........................................................     1,543,600      5,932,640       0.0%
    Harum Energy Tbk PT........................................................    17,327,300      1,590,717       0.0%
    Hexindo Adiperkasa Tbk PT..................................................     1,364,644        308,575       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
INDONESIA -- (Continued)
    Holcim Indonesia Tbk PT....................................................  25,281,300 $ 3,018,316       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT.......................................  39,421,700   3,391,834       0.0%
*   Indika Energy Tbk PT.......................................................  28,170,800     629,733       0.0%
    Indo Tambangraya Megah Tbk PT..............................................   2,164,600   2,101,775       0.0%
*   Indo-Rama Synthetics Tbk PT................................................      41,500       2,641       0.0%
    Indofood Sukses Makmur Tbk PT..............................................  75,153,700  39,006,953       0.2%
    Intiland Development Tbk PT................................................ 120,666,700   6,027,427       0.0%
    Japfa Comfeed Indonesia Tbk PT.............................................  30,371,750   1,282,305       0.0%
    Jaya Real Property Tbk PT.................................................. 121,526,000  10,256,204       0.1%
    Kawasan Industri Jababeka Tbk PT........................................... 337,026,120   7,360,218       0.1%
*   Lippo Cikarang Tbk PT......................................................     679,700     625,958       0.0%
    Lippo Karawaci Tbk PT...................................................... 319,975,249  29,193,231       0.2%
    Malindo Feedmill Tbk PT....................................................     226,700      25,196       0.0%
    Matahari Putra Prima Tbk PT................................................  15,892,400   4,846,097       0.0%
    Mayora Indah Tbk PT........................................................   3,381,300   6,647,326       0.1%
    Medco Energi Internasional Tbk PT..........................................  27,980,500   6,894,164       0.1%
    Metrodata Electronics Tbk PT...............................................   1,455,100      80,712       0.0%
*   Mitra Pinasthika Mustika Tbk PT............................................   1,984,700     103,501       0.0%
    MNC Investama Tbk PT....................................................... 319,030,200   6,614,710       0.1%
    Modernland Realty Tbk PT...................................................  82,207,600   3,289,678       0.0%
    Multipolar Tbk PT..........................................................  63,216,500   3,914,241       0.0%
*   Nusantara Infrastructure Tbk PT............................................ 163,217,600   2,211,924       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT...........................................     929,000      57,612       0.0%
    Pan Brothers Tbk PT........................................................  34,153,450   1,216,642       0.0%
*   Panin Financial Tbk PT..................................................... 172,344,300   4,337,503       0.0%
*   Paninvest Tbk PT...........................................................  30,871,000   1,854,864       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT......................  68,949,184   7,538,530       0.1%
    Petrosea Tbk PT............................................................   2,720,400     144,761       0.0%
    Ramayana Lestari Sentosa Tbk PT............................................  53,760,900   3,207,213       0.0%
    Salim Ivomas Pratama Tbk PT................................................  40,864,300   2,010,223       0.0%
    Sampoerna Agro PT..........................................................  11,712,641   1,634,554       0.0%
    Samudera Indonesia Tbk PT..................................................       6,100       4,923       0.0%
    Selamat Sempurna Tbk PT....................................................  11,436,500   4,149,198       0.0%
    Semen Baturaja Persero Tbk PT..............................................  18,499,500     455,626       0.0%
*   Sentul City Tbk PT.........................................................  80,474,100     598,273       0.0%
*   Sigmagold Inti Perkasa Tbk PT..............................................  30,290,700   1,055,862       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT...............................   7,806,900   3,317,967       0.0%
    Sinar Mas Multiartha Tbk PT................................................       2,000         617       0.0%
    Sri Rejeki Isman Tbk PT.................................................... 138,088,400   2,885,750       0.0%
*   Surya Dumai Industri Tbk...................................................   5,145,000          --       0.0%
    Surya Semesta Internusa Tbk PT.............................................  61,003,700   5,532,381       0.0%
    Surya Toto Indonesia Tbk PT................................................     592,000     171,919       0.0%
*   Suryainti Permata Tbk PT...................................................  17,378,000          --       0.0%
    Tiga Pilar Sejahtera Food Tbk..............................................  27,944,322   3,782,509       0.0%
    Timah Persero Tbk PT.......................................................  67,654,660   4,228,609       0.0%
    Trias Sentosa Tbk PT.......................................................     336,500       8,083       0.0%
*   Trimegah Securities Tbk PT.................................................   7,903,000      37,282       0.0%
*   Truba Alam Manunggal Engineering PT........................................ 129,244,500      79,765       0.0%
    Tunas Baru Lampung Tbk PT..................................................  20,427,800     865,597       0.0%
    Tunas Ridean Tbk PT........................................................  42,848,500   2,360,269       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT...............................   8,688,600   2,644,681       0.0%
    Unggul Indah Cahaya Tbk PT.................................................     319,635      39,561       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDONESIA -- (Continued)
    United Tractors Tbk PT..................................................... 17,177,700 $ 28,244,967       0.2%
    Vale Indonesia Tbk PT...................................................... 45,987,600    9,880,121       0.1%
*   Visi Media Asia Tbk PT..................................................... 15,238,600      544,815       0.0%
    Wintermar Offshore Marine Tbk PT...........................................  4,975,398      153,203       0.0%
    XL Axiata Tbk PT...........................................................    186,800       57,975       0.0%
                                                                                           ------------       ---
TOTAL INDONESIA................................................................             508,991,313       2.6%
                                                                                           ------------       ---
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd......................................................          1            1       0.0%
*   Liberty Properties, Ltd....................................................      2,467        2,635       0.0%
                                                                                           ------------       ---
TOTAL ISRAEL...................................................................                   2,636       0.0%
                                                                                           ------------       ---
MALAYSIA -- (3.6%)
*   Adventa Bhd................................................................     62,000       15,767       0.0%
#   Affin Holdings Bhd......................................................... 12,197,150    9,961,895       0.1%
*   Ahmad Zaki Resources Bhd...................................................    164,200       32,361       0.0%
#   AirAsia Bhd................................................................ 28,498,900   18,142,417       0.1%
#*  Alam Maritim Resources Bhd.................................................  9,910,300    1,869,467       0.0%
    Alliance Financial Group Bhd............................................... 15,907,300   21,114,429       0.1%
    Allianz Malaysia Bhd.......................................................     28,800      103,488       0.0%
    AMMB Holdings Bhd.......................................................... 23,966,062   43,526,756       0.2%
    Ann Joo Resources Bhd......................................................  2,973,600      861,593       0.0%
    APM Automotive Holdings Bhd................................................    745,300    1,076,635       0.0%
    Batu Kawan Bhd.............................................................  2,084,450   10,628,038       0.1%
    Benalec Holdings Bhd....................................................... 10,115,100    2,190,283       0.0%
    Berjaya Assets Bhd.........................................................    355,600       85,755       0.0%
#   Berjaya Corp. Bhd.......................................................... 49,746,980    6,057,063       0.1%
    Berjaya Land Bhd........................................................... 13,220,000    2,736,958       0.0%
#   BIMB Holdings Bhd..........................................................  3,660,207    4,109,072       0.0%
    BLD Plantation Bhd.........................................................      6,600       14,725       0.0%
#   Boustead Holdings Bhd......................................................  7,060,098    9,147,147       0.1%
    Boustead Plantations Bhd...................................................  1,491,900      577,492       0.0%
#*  Bumi Armada Bhd............................................................  9,352,000    3,116,431       0.0%
    Cahya Mata Sarawak Bhd.....................................................  6,216,100    8,843,666       0.1%
    Can-One Bhd................................................................    401,400      305,409       0.0%
    CB Industrial Product Holding Bhd..........................................  1,722,100      979,934       0.0%
    Chin Teck Plantations Bhd..................................................    309,100      803,975       0.0%
#   Coastal Contracts Bhd......................................................  3,151,100    2,662,921       0.0%
    Crescendo Corp. Bhd........................................................    259,800      173,725       0.0%
    CSC Steel Holdings Bhd.....................................................  1,921,456      545,679       0.0%
*   Datuk Keramik Holdings Bhd.................................................    127,000           --       0.0%
*   Daya Materials Bhd......................................................... 14,638,800      532,653       0.0%
    DRB-Hicom Bhd.............................................................. 19,764,500   10,415,672       0.1%
#   Eastern & Oriental Bhd..................................................... 14,923,716    8,159,638       0.1%
*   ECM Libra Financial Group Bhd..............................................  2,242,050      635,076       0.0%
*   Evergreen Fibreboard Bhd...................................................  1,695,226      517,156       0.0%
    FAR East Holdings Bhd......................................................    403,800      929,982       0.0%
*   Fountain View Development Bhd..............................................  2,573,200           --       0.0%
#   Genting Bhd................................................................ 11,032,200   27,081,389       0.2%
#   Genting Malaysia Bhd....................................................... 35,897,900   43,269,090       0.2%
*   Global Oriental Bhd........................................................  1,283,100      191,997       0.0%
    Glomac Bhd.................................................................  7,416,300    1,998,382       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
MALAYSIA -- (Continued)
*   Goldis Bhd.................................................................  3,227,495 $ 2,085,138       0.0%
    GuocoLand Malaysia Bhd.....................................................  2,804,100     949,290       0.0%
#   HAP Seng Consolidated Bhd.................................................. 13,941,700  18,068,983       0.1%
    Hap Seng Plantations Holdings Bhd..........................................  3,806,300   2,774,882       0.0%
    Hiap Teck Venture Bhd......................................................  1,476,900     212,668       0.0%
#   Hong Leong Financial Group Bhd.............................................  2,590,151  11,746,615       0.1%
    Hong Leong Industries Bhd..................................................  1,257,300   1,755,981       0.0%
    Hua Yang Bhd...............................................................  1,663,233     978,093       0.0%
*   Hume Industries Bhd........................................................  1,070,484   1,089,322       0.0%
    Hwang Capital Malaysia Bhd.................................................    330,400     179,778       0.0%
    IJM Corp. Bhd.............................................................. 30,631,509  63,076,018       0.3%
    IJM Plantations Bhd........................................................    201,100     196,168       0.0%
#   Insas Bhd..................................................................  5,061,000   1,309,380       0.0%
#*  Iris Corp. Bhd............................................................. 23,048,600   1,898,288       0.0%
*   Iskandar Waterfront City Bhd...............................................  1,432,000     524,682       0.0%
*   JAKS Resources Bhd.........................................................  9,634,600   1,833,006       0.0%
#   Jaya Tiasa Holdings Bhd....................................................  6,023,133   2,734,690       0.0%
#   JCY International Bhd...................................................... 11,630,100   2,491,437       0.0%
*   K&N Kenanga Holdings Bhd...................................................  2,020,487     396,340       0.0%
*   Karambunai Corp. Bhd....................................................... 12,486,600     243,351       0.0%
    Keck Seng Malaysia Bhd.....................................................  2,515,500   3,894,908       0.0%
    Kian JOO CAN Factory Bhd...................................................  4,777,380   4,102,732       0.0%
*   KIG Glass Industrial Bhd...................................................    260,000          --       0.0%
    Kim Loong Resources Bhd....................................................    522,800     411,219       0.0%
    Kimlun Corp. Bhd...........................................................    815,300     289,599       0.0%
    KLCCP Stapled Group........................................................  3,635,100   7,199,621       0.1%
#*  KNM Group Bhd.............................................................. 36,272,790   6,488,710       0.1%
*   Kretam Holdings Bhd........................................................  4,212,000     532,113       0.0%
#   KSL Holdings Bhd...........................................................  8,085,451   4,341,010       0.0%
*   KUB Malaysia Bhd...........................................................  5,684,400     650,748       0.0%
#   Kulim Malaysia Bhd.........................................................  8,730,200   6,374,730       0.1%
    Kumpulan Fima Bhd..........................................................  2,385,600   1,356,918       0.0%
    Kumpulan Perangsang Selangor Bhd...........................................  4,705,600   1,949,747       0.0%
    Kwantas Corp. Bhd..........................................................    288,400     154,241       0.0%
    Land & General BHD......................................................... 14,701,000   2,094,819       0.0%
*   Landmarks Bhd..............................................................  2,119,208     771,050       0.0%
    LBS Bina Group Bhd.........................................................  3,436,600   1,504,126       0.0%
*   Lion Industries Corp. Bhd..................................................  5,795,181     723,142       0.0%
    Magnum Bhd.................................................................  5,218,900   3,996,627       0.0%
    Mah Sing Group Bhd......................................................... 10,100,530   5,970,779       0.1%
    Malayan Banking Bhd........................................................     63,200     163,315       0.0%
    Malayan Flour Mills Bhd....................................................  3,117,950   1,326,723       0.0%
#   Malaysia Airports Holdings Bhd.............................................  4,226,446   7,643,463       0.1%
#   Malaysia Marine and Heavy Engineering Holdings Bhd.........................  2,669,700     912,516       0.0%
    Malaysian Bulk Carriers Bhd................................................  4,604,925   1,547,782       0.0%
    Malaysian Pacific Industries Bhd...........................................  1,429,475   2,663,879       0.0%
#   Malaysian Resources Corp. Bhd.............................................. 17,812,000   6,579,107       0.1%
    Malton Bhd.................................................................  4,414,700   1,112,387       0.0%
#   MBM Resources Bhd..........................................................  2,727,403   2,597,524       0.0%
    Media Prima Bhd............................................................  5,040,500   2,371,141       0.0%
    Mega First Corp. Bhd.......................................................  1,381,900     948,477       0.0%
    MISC Bhd................................................................... 14,071,804  36,007,275       0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
MALAYSIA -- (Continued)
    MK Land Holdings Bhd.......................................................  9,948,400 $ 1,169,537       0.0%
    MKH Bhd....................................................................  2,994,970   2,177,166       0.0%
    MMC Corp. Bhd.............................................................. 15,882,080  11,992,609       0.1%
    MNRB Holdings Bhd..........................................................  1,754,000   1,837,811       0.0%
    Muda Holdings Bhd..........................................................    148,500      67,105       0.0%
#   Mudajaya Group Bhd.........................................................  4,318,700   1,706,738       0.0%
    Muhibbah Engineering M Bhd.................................................  3,866,300   2,711,058       0.0%
*   Mulpha International Bhd................................................... 24,881,500   2,683,283       0.0%
    Naim Holdings Bhd..........................................................  3,319,000   2,575,749       0.0%
    NCB Holdings Bhd...........................................................  2,445,700   1,970,181       0.0%
    Negri Sembilan Oil Palms Bhd...............................................    167,600     234,289       0.0%
    Oriental Holdings Bhd......................................................  3,638,979   7,976,256       0.1%
#   OSK Holdings Bhd...........................................................  7,175,471   4,222,273       0.0%
    Pacific & Orient Bhd.......................................................    334,330     137,733       0.0%
    Panasonic Manufacturing Malaysia Bhd.......................................    382,080   2,467,297       0.0%
    Pantech Group Holdings Bhd.................................................  3,565,100     735,087       0.0%
*   Paracorp Bhd...............................................................    252,000          --       0.0%
    Paramount Corp. Bhd........................................................  1,660,525     767,929       0.0%
#*  Parkson Holdings Bhd.......................................................  6,813,940   4,104,146       0.0%
#   Perdana Petroleum Bhd......................................................  4,705,380   1,789,130       0.0%
    Pie Industrial Bhd.........................................................    388,320     738,189       0.0%
    PJ Development Holdings Bhd................................................  4,756,000   1,969,963       0.0%
    Pos Malaysia Bhd...........................................................    589,717     840,680       0.0%
#   PPB Group Bhd..............................................................  8,460,566  36,394,374       0.2%
    Press Metal Bhd............................................................  6,455,362   5,104,204       0.0%
*   Prime Utilities Bhd........................................................     39,000          --       0.0%
    Protasco Bhd...............................................................  3,636,100   1,932,531       0.0%
    RCE Capital Bhd............................................................  3,918,000     362,315       0.0%
#   RHB Capital Bhd............................................................ 11,346,746  25,121,906       0.1%
*   Rimbunan Sawit Bhd.........................................................  6,486,500   1,010,129       0.0%
    Salcon Bhd.................................................................    794,800     190,146       0.0%
#   Sapurakencana Petroleum Bhd................................................  6,420,700   4,781,082       0.0%
    Sarawak Oil Palms Bhd......................................................    455,720     631,155       0.0%
    Sarawak Plantation Bhd.....................................................     99,200      60,847       0.0%
*   Scomi Energy Services Bhd..................................................    241,800      30,379       0.0%
*   Scomi Group Bhd............................................................ 27,417,400   1,838,548       0.0%
*   Seal, Inc. Bhd.............................................................    586,800     106,535       0.0%
    Selangor Dredging Bhd......................................................  1,352,800     386,918       0.0%
    Selangor Properties Bhd....................................................     75,300     115,956       0.0%
    Shangri-La Hotels Malaysia Bhd.............................................    734,700   1,310,289       0.0%
*   Shell Refining Co. Federation of Malaya Bhd................................    170,900     230,833       0.0%
    SHL Consolidated Bhd.......................................................    693,700     636,902       0.0%
#   SP Setia Bhd Group.........................................................  4,485,366   4,288,253       0.0%
#   Star Publications Malaysia Bhd.............................................  1,739,200   1,214,514       0.0%
    Subur Tiasa Holdings Bhd...................................................     38,830      19,862       0.0%
#   Sunway Bhd................................................................. 13,818,226  14,678,782       0.1%
#   Supermax Corp. Bhd.........................................................  8,768,400   4,969,323       0.0%
    Suria Capital Holdings Bhd.................................................    824,400     572,709       0.0%
    Symphony Life Bhd..........................................................  2,082,010     489,860       0.0%
    Ta Ann Holdings Bhd........................................................  1,903,322   2,001,426       0.0%
    TA Enterprise Bhd.......................................................... 21,118,100   4,197,708       0.0%
    TA Global Bhd.............................................................. 15,532,980   1,392,024       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
MALAYSIA -- (Continued)
    TAHPS Group Bhd............................................................     27,000 $     52,366       0.0%
*   Talam Transform Bhd........................................................  3,183,850       70,736       0.0%
    Taliworks Corp. Bhd........................................................    130,800       81,814       0.0%
    TAN Chong Motor Holdings Bhd...............................................  4,711,900    3,967,720       0.0%
*   Tanjung Offshore Bhd.......................................................  4,056,100      492,906       0.0%
    TDM Bhd.................................................................... 14,635,000    3,201,541       0.0%
#   TH Plantations Bhd.........................................................    900,500      396,523       0.0%
#   Time dotCom Bhd............................................................  5,476,280    9,366,805       0.1%
    Tiong NAM Logistics Holdings...............................................    595,500      210,279       0.0%
#   Tropicana Corp. Bhd........................................................  7,756,400    2,367,480       0.0%
    UEM Edgenta Bhd............................................................  3,339,500    3,387,907       0.0%
#   UEM Sunrise Bhd............................................................ 12,156,045    4,388,375       0.0%
    UMW Oil & Gas Corp. Bhd....................................................    151,400       92,959       0.0%
    Unisem M Bhd............................................................... 10,298,500    6,895,293       0.1%
    United Malacca Bhd.........................................................    960,500    1,719,311       0.0%
    United Plantations Bhd.....................................................    393,300    2,866,043       0.0%
    United U-Li Corp. Bhd......................................................    303,100      254,409       0.0%
#   UOA Development Bhd........................................................  5,846,300    3,713,371       0.0%
    VS Industry Bhd............................................................  1,982,393    2,186,125       0.0%
    Wah Seong Corp. Bhd........................................................  5,944,183    2,195,636       0.0%
#   WCT Holdings Bhd........................................................... 14,111,105    7,220,936       0.1%
    Wing Tai Malaysia Bhd......................................................  1,952,900      948,145       0.0%
    WTK Holdings Bhd...........................................................  6,626,550    2,133,654       0.0%
#   YNH Property Bhd...........................................................  5,488,966    2,952,649       0.0%
#   YTL Corp. Bhd.............................................................. 91,402,050   42,828,052       0.2%
*   YTL Land & Development Bhd.................................................  3,544,900      790,386       0.0%
                                                                                           ------------       ---
TOTAL MALAYSIA.................................................................             748,363,794       3.9%
                                                                                           ------------       ---
MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Class A................................................ 43,462,954   88,246,058       0.5%
#   Alpek S.A.B. de C.V........................................................  2,555,824    3,468,404       0.0%
    Arca Continental S.A.B. de C.V.............................................  2,661,434   16,325,613       0.1%
#*  Axtel S.A.B. de C.V........................................................ 12,529,535    3,634,235       0.0%
*   Bio Pappel S.A.B. de C.V...................................................    451,188      686,399       0.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR......................................... 16,004,718  153,965,388       0.8%
*   Cia Minera Autlan S.A.B. de C.V. Series B..................................  1,212,118    1,042,886       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L....................................    775,635    6,202,754       0.1%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR...............................    101,754    8,130,145       0.1%
#*  Consorcio ARA S.A.B. de C.V. Series *...................................... 10,446,707    4,405,566       0.0%
    Controladora Comercial Mexicana S.A.B. de C.V..............................  6,506,622   20,976,243       0.1%
*   Corp. Actinver S.A.B. de C.V...............................................    105,133      107,175       0.0%
#*  Corp. GEO S.A.B. de C.V. Series B..........................................  9,461,653       70,962       0.0%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B.............  1,560,786    1,414,087       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.........................................  3,011,482      110,421       0.0%
*   Dine S.A.B. de C.V.........................................................  1,027,267      583,538       0.0%
*   El Puerto de Liverpool S.A.B. de C.V. Series 1.............................      8,486       95,275       0.0%
*   Empaques Ponderosa S.A. de C.V.............................................     90,000           --       0.0%
#*  Empresas ICA S.A.B. de C.V.................................................  2,228,245    1,975,240       0.0%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..................................    791,670    2,818,345       0.0%
*   Fomento Economico Mexicano S.A.B. de C.V...................................  2,517,554   22,779,745       0.1%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR....................  2,578,915  233,366,018       1.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B...........................    567,557      666,626       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
MEXICO -- (Continued)
    Gruma S.A.B. de C.V. Class B...............................................  2,626,232 $   31,637,348       0.2%
    Gruma S.A.B. de C.V. Sponsored ADR.........................................      4,316        208,204       0.0%
#*  Grupo Aeromexico S.A.B. de C.V.............................................  1,190,253      2,102,454       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.........................    728,438      3,636,967       0.0%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR....................     27,297      1,090,242       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR........................    585,943     41,631,250       0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B....................    694,395      4,934,812       0.0%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.........................    271,607     39,266,224       0.2%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B.....................  1,203,482     17,026,972       0.1%
    Grupo Carso S.A.B. de C.V. Series A1.......................................  9,643,854     40,217,298       0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V..................................  2,786,917      7,629,417       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.......................................  2,005,043      6,016,959       0.0%
#   Grupo Elektra S.A.B. de C.V................................................    159,712      4,120,324       0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A.........................................  2,957,704      2,236,303       0.0%
    Grupo Financiero Banorte S.A.B. de C.V..................................... 21,988,996    124,736,170       0.7%
#   Grupo Financiero Inbursa S.A.B. de C.V..................................... 17,266,812     41,248,120       0.2%
    Grupo Financiero Interacciones S.A. de C.V.................................    463,991      2,918,468       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B...................  2,550,559      5,195,214       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR...............  1,699,969     17,288,685       0.1%
*   Grupo Gigante S.A.B. de C.V. Series *......................................    471,076      1,340,426       0.0%
#*  Grupo Herdez S.A.B. de C.V. Series *.......................................    402,289      1,093,695       0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B.............................  2,756,800      3,737,547       0.0%
#   Grupo Industrial Saltillo S.A.B. de C.V....................................  1,347,879      2,718,249       0.0%
    Grupo KUO S.A.B. de C.V. Series B..........................................  2,086,651      3,672,245       0.0%
    Grupo Mexico S.A.B. de C.V. Series B....................................... 24,506,741     75,730,973       0.4%
*   Grupo Pochteca S.A.B. de C.V...............................................     67,810         61,525       0.0%
*   Grupo Posadas S.A.B. de C.V................................................    355,600        667,532       0.0%
*   Grupo Qumma S.A. de C.V. Series B..........................................      5,301             --       0.0%
#   Grupo Sanborns S.A.B. de C.V...............................................    864,233      1,298,434       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B........................................  1,392,459      3,749,347       0.0%
#*  Grupo Sports World S.A.B. de C.V...........................................    217,114        240,294       0.0%
*   Industrias Bachoco S.A.B. de C.V. ADR......................................     37,137      1,997,599       0.0%
*   Industrias Bachoco S.A.B. de C.V. Series B.................................  1,489,992      6,635,136       0.1%
#*  Industrias CH S.A.B. de C.V. Series B......................................  3,103,568     12,657,427       0.1%
    Industrias Penoles S.A.B. de C.V...........................................    110,157      1,866,824       0.0%
    Medica Sur S.A.B. de C.V. Series B.........................................      1,000          3,687       0.0%
#*  Megacable Holdings S.A.B. de C.V...........................................    136,044        565,742       0.0%
#   Mexichem S.A.B. de C.V.....................................................  4,831,336     13,821,362       0.1%
#*  Minera Frisco S.A.B. de C.V................................................  7,355,007      6,088,423       0.0%
*   OHL Mexico S.A.B. de C.V...................................................  9,459,840     19,114,525       0.1%
#   Organizacion Cultiba S.A.B. de C.V.........................................    116,984        157,077       0.0%
#   Organizacion Soriana S.A.B. de C.V. Class B................................ 14,807,103     36,231,172       0.2%
#*  Qualitas Controladora S.A.B. de C.V........................................  1,652,078      3,101,281       0.0%
*   Rassini S.A.B. de C.V......................................................     10,800         44,525       0.0%
*   Savia SA Class A...........................................................  3,457,285             --       0.0%
*   TV Azteca S.A.B. de C.V.................................................... 10,047,408      3,064,911       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.....................................  9,102,158          2,731       0.0%
#*  Vitro S.A.B. de C.V. Series A..............................................  1,544,127      3,368,657       0.0%
                                                                                           --------------       ---
TOTAL MEXICO...................................................................             1,167,243,900       6.0%
                                                                                           --------------       ---
PHILIPPINES -- (1.2%)
    A Soriano Corp............................................................. 17,932,400      2,840,868       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
PHILIPPINES -- (Continued)
    Alliance Global Group, Inc.................................................  21,697,206 $ 12,330,597       0.1%
    Alsons Consolidated Resources, Inc.........................................  21,091,000      974,688       0.0%
    Atlas Consolidated Mining & Development Corp...............................   5,351,500      959,896       0.0%
    BDO Unibank, Inc...........................................................  11,071,205   27,074,217       0.1%
    Cebu Air, Inc..............................................................   1,723,390    3,288,450       0.0%
    Cebu Holdings, Inc.........................................................   3,792,150      442,550       0.0%
    Century Properties Group, Inc..............................................  28,957,400      592,721       0.0%
    China Banking Corp.........................................................     426,616      437,677       0.0%
    Cosco Capital, Inc.........................................................   4,548,900      837,369       0.0%
    EEI Corp...................................................................   1,019,100      225,354       0.0%
*   Empire East Land Holdings, Inc.............................................  24,178,000      477,142       0.0%
*   Export & Industry Bank, Inc. Class A.......................................      14,950           --       0.0%
    Filinvest Development Corp.................................................     142,800       14,130       0.0%
    Filinvest Land, Inc........................................................ 203,299,031    8,657,663       0.0%
    First Philippine Holdings Corp.............................................   4,604,260    9,587,855       0.1%
*   Fwbc Holdings, Inc.........................................................   5,471,786           --       0.0%
    Integrated Micro-Electronics, Inc..........................................     248,900       35,323       0.0%
    JG Summit Holdings, Inc....................................................   6,802,090   10,895,855       0.1%
    Lopez Holdings Corp........................................................  34,515,100    6,690,073       0.0%
    LT Group, Inc..............................................................   9,986,000    3,333,856       0.0%
    Megaworld Corp............................................................. 185,762,100   22,022,942       0.1%
    Metropolitan Bank & Trust Co...............................................   9,344,050   19,478,619       0.1%
*   Mondragon International Philippines, Inc...................................   2,464,000           --       0.0%
*   Pepsi-Cola Products Philippines, Inc.......................................     709,000       69,270       0.0%
    Petron Corp................................................................   9,892,100    2,184,943       0.0%
*   Philippine National Bank...................................................   4,995,673    8,678,528       0.1%
*   Philippine National Construction Corp......................................     398,900        8,232       0.0%
    Philippine Savings Bank....................................................   1,232,313    2,603,362       0.0%
*   Philippine Townships, Inc..................................................     226,200           --       0.0%
*   Philtown Properties, Inc...................................................       6,701           --       0.0%
    Phinma Corp................................................................   1,340,598      345,778       0.0%
    Phoenix Petroleum Philippines, Inc.........................................     507,600       45,093       0.0%
    RFM Corp...................................................................     185,000       21,341       0.0%
    Rizal Commercial Banking Corp..............................................   4,764,548    4,884,037       0.0%
    Robinsons Land Corp........................................................  30,313,050   20,354,381       0.1%
    San Miguel Corp............................................................   6,452,716    9,915,569       0.1%
    San Miguel Pure Foods Co., Inc.............................................      63,140      277,737       0.0%
    Security Bank Corp.........................................................   1,566,924    5,904,263       0.0%
*   Top Frontier Investment Holdings, Inc......................................     628,532    1,400,533       0.0%
    Trans-Asia Oil & Energy Development Corp...................................  26,631,000    1,313,262       0.0%
    Union Bank of the Philippines..............................................   4,413,459    6,533,898       0.0%
    Universal Robina Corp......................................................   6,278,855   30,619,416       0.2%
    Vista Land & Lifescapes, Inc...............................................  72,744,368   12,236,075       0.1%
                                                                                            ------------       ---
TOTAL PHILIPPINES..............................................................              238,593,563       1.2%
                                                                                            ------------       ---
POLAND -- (2.0%)
*   Agora SA...................................................................     569,215    1,768,150       0.0%
    Asseco Poland SA...........................................................   1,339,607   22,567,918       0.1%
    Bank Millennium SA.........................................................   4,567,380    9,275,611       0.1%
    Ciech SA...................................................................     533,502    8,689,117       0.1%
    ComArch SA.................................................................       2,787      103,705       0.0%
    Dom Development SA.........................................................      17,406      248,949       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
POLAND -- (Continued)
    Enea SA....................................................................  2,407,934 $ 10,892,708       0.1%
    Firma Oponiarska Debica SA.................................................    102,634    2,218,648       0.0%
*   Getin Holding SA...........................................................  3,221,895    1,920,463       0.0%
#*  Getin Noble Bank SA........................................................  3,420,648    1,698,310       0.0%
#   Grupa Azoty SA.............................................................    162,793    3,711,028       0.0%
    Grupa Kety SA..............................................................    112,990    9,924,276       0.1%
*   Grupa Lotos SA.............................................................  1,780,554   15,206,366       0.1%
*   Hawe SA....................................................................    952,876      597,307       0.0%
*   Impexmetal SA..............................................................  5,371,047    4,931,562       0.0%
#*  Jastrzebska Spolka Weglowa SA..............................................    252,276    1,005,105       0.0%
    Kernel Holding SA..........................................................    328,610    3,170,176       0.0%
    KGHM Polska Miedz SA.......................................................  2,431,526   85,255,376       0.4%
*   Kopex SA...................................................................    555,501    1,550,529       0.0%
*   LC Corp. SA................................................................  1,199,107      653,062       0.0%
    Lentex SA..................................................................     15,056       36,814       0.0%
#   Lubelski Wegiel Bogdanka SA................................................     39,884      972,582       0.0%
    Netia SA...................................................................  4,449,611    7,280,405       0.0%
#   Orbis SA...................................................................    538,910    8,238,909       0.1%
    Pelion SA..................................................................     10,134      242,008       0.0%
    PGE Polska Grupa Energetyczna SA........................................... 14,474,839   83,290,331       0.4%
*   Polski Koncern Miesny Duda SA..............................................     56,943      103,260       0.0%
#   Polski Koncern Naftowy Orlen SA............................................  5,251,604   99,736,203       0.5%
*   Sygnity SA.................................................................    194,766      697,896       0.0%
#   Synthos SA.................................................................  2,953,305    3,867,989       0.0%
    Tauron Polska Energia SA................................................... 18,743,009   25,068,497       0.1%
#*  Trakcja SA.................................................................    685,253    1,882,283       0.0%
                                                                                           ------------       ---
TOTAL POLAND...................................................................             416,805,543       2.1%
                                                                                           ------------       ---
RUSSIA -- (2.1%)
*   AFI Development P.L.C. GDR.................................................     31,828        8,464       0.0%
    Gazprom OAO Sponsored ADR.................................................. 67,242,144  393,968,225       2.0%
    Lukoil OAO Sponsored ADR...................................................    475,571   24,328,076       0.1%
    Magnitogorsk Iron & Steel Works OJSC GDR...................................  1,929,398    7,167,434       0.1%
*   Mechel Sponsored ADR.......................................................    427,180      598,052       0.0%
    RusHydro JSC ADR...........................................................  8,655,901   10,414,944       0.1%
    VTB Bank OJSC GDR..........................................................    549,593    1,359,324       0.0%
                                                                                           ------------       ---
TOTAL RUSSIA...................................................................             437,844,519       2.3%
                                                                                           ------------       ---
SOUTH AFRICA -- (7.6%)
    Adcorp Holdings, Ltd.......................................................    697,212    1,826,471       0.0%
    Aeci, Ltd..................................................................  1,160,854   12,651,076       0.1%
#*  African Bank Investments, Ltd..............................................  9,264,952       90,537       0.0%
    African Oxygen, Ltd........................................................     45,466       53,088       0.0%
    African Rainbow Minerals, Ltd..............................................  2,030,940   18,530,029       0.1%
    Allied Electronics Corp., Ltd..............................................    563,821      639,876       0.0%
*   Anglo American Platinum, Ltd...............................................    332,933    9,195,536       0.1%
*   AngloGold Ashanti, Ltd.....................................................  1,716,050   19,488,196       0.1%
#*  AngloGold Ashanti, Ltd. Sponsored ADR......................................  5,405,959   61,249,515       0.3%
*   ArcelorMittal South Africa, Ltd............................................  2,437,523    4,066,937       0.0%
    Astral Foods, Ltd..........................................................        498        7,559       0.0%
*   Aveng, Ltd.................................................................  8,076,763    7,249,493       0.0%
    Barclays Africa Group, Ltd.................................................  6,116,376   97,972,476       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Barloworld, Ltd............................................................  4,324,393 $34,497,793       0.2%
*   Basil Read Holdings, Ltd...................................................     44,371      10,093       0.0%
*   Bell Equipment, Ltd........................................................      5,589       4,552       0.0%
    Blue Label Telecoms, Ltd...................................................  4,802,245   3,240,056       0.0%
*   Brait SE...................................................................  1,699,653  12,929,841       0.1%
    Business Connexion Group, Ltd..............................................  1,823,337     960,932       0.0%
    Caxton and CTP Publishers and Printers, Ltd................................  3,124,128   4,908,447       0.0%
    Clover Industries, Ltd.....................................................  1,028,593   1,605,556       0.0%
*   Consolidated Infrastructure Group, Ltd.....................................    209,575     502,822       0.0%
*   Corpgro, Ltd...............................................................    579,166          --       0.0%
#   DataTec, Ltd...............................................................  3,291,292  17,093,842       0.1%
    Distell Group, Ltd.........................................................    155,945   2,107,977       0.0%
    Distribution and Warehousing Network, Ltd..................................    250,120     132,874       0.0%
#   DRDGOLD, Ltd...............................................................  6,389,615   1,198,141       0.0%
    DRDGOLD, Ltd. Sponsored ADR................................................     13,664      24,049       0.0%
*   Eqstra Holdings, Ltd.......................................................  2,522,899     801,457       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.....................................    120,337      16,691       0.0%
#   Exxaro Resources, Ltd......................................................  1,657,073  13,564,968       0.1%
    Gold Fields, Ltd...........................................................  2,728,058  12,595,212       0.1%
#   Gold Fields, Ltd. Sponsored ADR............................................ 12,391,918  56,631,065       0.3%
    Grindrod, Ltd..............................................................  8,073,302  11,042,815       0.1%
    Group Five, Ltd............................................................  1,544,584   3,557,249       0.0%
*   Harmony Gold Mining Co., Ltd...............................................  1,648,314   3,172,665       0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR................................    463,646     899,473       0.0%
    Holdsport, Ltd.............................................................     12,408      57,045       0.0%
    Hudaco Industries, Ltd.....................................................     98,000   1,024,163       0.0%
#   Hulamin, Ltd...............................................................  1,733,614   1,005,997       0.0%
    Iliad Africa, Ltd..........................................................    206,803     141,838       0.0%
    Illovo Sugar, Ltd..........................................................    958,810   1,732,572       0.0%
*   Impala Platinum Holdings, Ltd..............................................  7,077,046  39,387,249       0.2%
    Imperial Holdings, Ltd.....................................................    599,182  10,034,098       0.1%
    Investec, Ltd..............................................................  4,535,507  43,126,151       0.2%
*   JCI, Ltd................................................................... 10,677,339          --       0.0%
#*  JD Group, Ltd..............................................................  2,681,862   7,552,532       0.0%
    KAP Industrial Holdings, Ltd...............................................    275,932     127,616       0.0%
    Kumba Iron Ore, Ltd........................................................     79,944   1,078,273       0.0%
#   Lewis Group, Ltd...........................................................  1,998,539  14,523,215       0.1%
    Liberty Holdings, Ltd......................................................  1,817,218  25,342,392       0.1%
    Mediclinic International, Ltd..............................................    163,701   1,733,492       0.0%
    Merafe Resources, Ltd...................................................... 21,718,286   1,588,432       0.0%
    Metair Investments, Ltd....................................................  1,079,085   3,323,338       0.0%
    MMI Holdings, Ltd.......................................................... 19,554,889  55,637,592       0.3%
    Mondi, Ltd.................................................................  1,809,963  36,497,196       0.2%
    Mpact, Ltd.................................................................  2,337,295   8,485,484       0.1%
    Murray & Roberts Holdings, Ltd.............................................  6,044,934   6,687,277       0.0%
    Mustek, Ltd................................................................     48,438      35,598       0.0%
    Nedbank Group, Ltd.........................................................  3,679,693  79,479,057       0.4%
*   Northam Platinum, Ltd......................................................  2,807,684  11,540,973       0.1%
    Omnia Holdings, Ltd........................................................    413,698   5,706,425       0.0%
    Peregrine Holdings, Ltd....................................................  1,700,309   3,981,807       0.0%
    Petmin, Ltd................................................................  1,417,358     157,257       0.0%
*   Pinnacle Holdings, Ltd.....................................................    454,811     431,537       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
    PSG Group, Ltd.............................................................    499,930 $    8,208,282       0.1%
    Raubex Group, Ltd..........................................................  1,580,974      2,377,952       0.0%
    RCL Foods, Ltd.............................................................     71,855        105,990       0.0%
    Reunert, Ltd...............................................................    262,718      1,339,962       0.0%
*   Royal Bafokeng Platinum, Ltd...............................................    444,270      1,932,015       0.0%
    Sanlam, Ltd................................................................ 17,786,335    115,035,169       0.6%
*   Sappi, Ltd.................................................................  9,300,302     38,210,057       0.2%
#*  Sappi, Ltd. Sponsored ADR..................................................    695,410      2,819,888       0.0%
    Sasol, Ltd.................................................................  1,124,860     45,290,768       0.2%
    Sasol, Ltd. Sponsored ADR..................................................  1,088,775     43,823,194       0.2%
    Sibanye Gold, Ltd..........................................................  1,784,250      4,234,563       0.0%
#   Sibanye Gold, Ltd. Sponsored ADR...........................................  3,474,364     32,832,740       0.2%
    Standard Bank Group, Ltd................................................... 17,954,574    263,176,913       1.4%
*   Stefanutti Stocks Holdings, Ltd............................................    526,548        255,430       0.0%
#   Steinhoff International Holdings, Ltd...................................... 28,369,200    180,010,416       0.9%
*   Super Group, Ltd...........................................................  3,607,639     10,934,105       0.1%
*   Telkom SA SOC, Ltd.........................................................  5,147,675     35,386,362       0.2%
    Times Media Group, Ltd.....................................................    253,556        467,901       0.0%
    Tongaat Hulett, Ltd........................................................    893,746      9,897,152       0.1%
    Trencor, Ltd...............................................................  1,354,075      7,476,974       0.0%
    Value Group, Ltd...........................................................    134,228         43,396       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.............................................    238,380      2,233,532       0.0%
    Zeder Investments, Ltd.....................................................  1,938,581      1,444,570       0.0%
                                                                                           --------------       ---
TOTAL SOUTH AFRICA.............................................................             1,582,475,296       8.2%
                                                                                           --------------       ---
SOUTH KOREA -- (14.2%)
    Aekyung Petrochemical Co., Ltd.............................................      2,970        202,330       0.0%
#*  Agabang&Company............................................................     19,244        233,166       0.0%
#*  ALUKO Co., Ltd.............................................................    252,195      1,362,283       0.0%
#*  Amotech Co., Ltd...........................................................     28,966        431,012       0.0%
#   Asia Cement Co., Ltd.......................................................      6,306        713,688       0.0%
#   ASIA Holdings Co., Ltd.....................................................     29,713      4,369,447       0.0%
#   Asia Paper Manufacturing Co., Ltd..........................................     63,134      1,851,132       0.0%
    AtlasBX Co., Ltd...........................................................     10,504        394,594       0.0%
#*  AUK Corp...................................................................    548,008      1,337,608       0.0%
    BNK Financial Group, Inc...................................................  2,042,369     30,532,664       0.2%
    Bookook Securities Co., Ltd................................................     28,655        507,007       0.0%
    BYC Co., Ltd...............................................................        810        285,805       0.0%
    Byucksan Corp..............................................................     10,100         59,001       0.0%
*   CammSys Corp...............................................................     13,509         23,648       0.0%
#*  Capro Corp.................................................................     79,730        316,251       0.0%
#*  Celltrion Pharm, Inc.......................................................     10,662        185,310       0.0%
*   Chemtronics Co., Ltd.......................................................      2,389         21,018       0.0%
#*  China Great Star International, Ltd........................................    526,968      1,224,075       0.0%
#*  China Ocean Resources Co., Ltd.............................................  1,088,323      3,786,796       0.0%
    Chokwang Paint, Ltd........................................................      4,194         57,376       0.0%
    Chosun Refractories Co., Ltd...............................................      9,716      1,081,719       0.0%
    CJ Corp....................................................................     43,680      7,765,587       0.1%
*   CJ E&M Corp................................................................      1,964        107,335       0.0%
#*  CJ Korea Express Co., Ltd..................................................     53,260     10,159,966       0.1%
#   CKD Bio Corp...............................................................     20,570        495,323       0.0%
#*  Cosmochemical Co., Ltd.....................................................    115,498        578,963       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Dae Dong Industrial Co., Ltd...............................................   145,130 $ 1,490,473       0.0%
    Dae Han Flour Mills Co., Ltd...............................................    14,630   2,741,898       0.0%
#   Dae Won Kang Up Co., Ltd...................................................   245,096   1,490,447       0.0%
#*  Dae Young Packaging Co., Ltd............................................... 1,121,470   1,151,576       0.0%
#*  Dae-Il Corp................................................................   128,871     682,007       0.0%
#*  Daechang Co., Ltd..........................................................   526,706     511,764       0.0%
    Daeduck Electronics Co.....................................................   107,940     955,967       0.0%
#   Daeduck GDS Co., Ltd.......................................................   281,480   3,204,667       0.0%
    Daegu Department Store.....................................................    71,060   1,126,745       0.0%
#   Daehan Steel Co., Ltd......................................................   188,726   1,221,500       0.0%
    Daekyo Co., Ltd............................................................   521,770   4,232,774       0.0%
#   Daelim Industrial Co., Ltd.................................................   355,955  27,413,136       0.2%
#   Daesang Holdings Co., Ltd..................................................    55,690   1,441,294       0.0%
#   Daesung Holdings Co., Ltd..................................................    42,463     456,352       0.0%
    Daewon San Up Co., Ltd.....................................................     1,435      11,231       0.0%
#*  Daewoo Engineering & Construction Co., Ltd.................................   994,082   6,581,410       0.0%
#   Daewoo Securities Co., Ltd................................................. 2,049,224  31,984,168       0.2%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.......................... 1,139,732  19,158,237       0.1%
    Daewoong Co., Ltd..........................................................     3,244     147,474       0.0%
*   Dahaam E-Tec Co., Ltd......................................................     3,535      11,129       0.0%
    Daishin Securities Co., Ltd................................................   611,785   8,030,071       0.1%
#   Daou Data Corp.............................................................   138,807   2,037,058       0.0%
#   Daou Technology, Inc.......................................................   396,164   6,909,669       0.1%
#*  Dasan Networks, Inc........................................................   193,542   1,331,352       0.0%
    DGB Financial Group, Inc................................................... 1,686,932  19,042,464       0.1%
    Dong Ah Tire & Rubber Co., Ltd.............................................    89,616   1,784,587       0.0%
    Dong-Ah Geological Engineering Co., Ltd....................................    45,500     352,096       0.0%
    Dong-Il Corp...............................................................    19,095   1,585,959       0.0%
#   Dongbang Transport Logistics Co., Ltd......................................   244,640     869,901       0.0%
#*  Dongbu HiTek Co., Ltd......................................................   329,584   2,521,858       0.0%
    Dongbu Securities Co., Ltd.................................................   411,768   2,523,028       0.0%
#*  Dongbu Steel Co., Ltd......................................................    81,663     417,557       0.0%
#   Dongil Industries Co., Ltd.................................................    18,961   1,388,856       0.0%
#*  Dongkook Industrial Co., Ltd...............................................   298,412     763,596       0.0%
    Dongkuk Industries Co., Ltd................................................    43,358     161,575       0.0%
#*  Dongkuk Steel Mill Co., Ltd................................................   991,515   5,888,646       0.0%
#   Dongkuk Structure & Construction Co., Ltd..................................   185,052     625,624       0.0%
#   Dongwha Pharm Co., Ltd.....................................................   298,830   2,317,855       0.0%
    Dongwon F&B Co., Ltd.......................................................     4,695   1,545,133       0.0%
*   Dongwoo Co., Ltd...........................................................    19,336     103,564       0.0%
    Dongyang E&P, Inc..........................................................    29,698     353,918       0.0%
#   Doosan Corp................................................................   123,828  14,342,559       0.1%
#*  Doosan Engine Co., Ltd.....................................................   112,890     731,886       0.0%
#   Doosan Engineering & Construction Co., Ltd.................................    36,428     345,603       0.0%
#   Doosan Heavy Industries & Construction Co., Ltd............................   504,593  14,316,283       0.1%
#*  Doosan Infracore Co., Ltd.................................................. 1,383,405  15,289,212       0.1%
#   DRB Holding Co., Ltd.......................................................   179,795   2,633,718       0.0%
    DY Corp....................................................................   144,520   1,126,993       0.0%
*   DY POWER Corp..............................................................    77,375     930,122       0.0%
#   e-LITECOM Co., Ltd.........................................................    64,046   1,383,424       0.0%
    E-Mart Co., Ltd............................................................    90,445  18,633,031       0.1%
#   Eagon Industries Co., Ltd..................................................    18,903     405,468       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    ENF Technology Co., Ltd....................................................     2,393 $     31,186       0.0%
#   Eugene Corp................................................................   552,081    3,731,099       0.0%
#*  Eugene Investment & Securities Co., Ltd.................................... 1,182,833    4,738,075       0.0%
#*  Eusu Holdings Co., Ltd.....................................................    65,810      666,081       0.0%
    EVERDIGM Corp..............................................................    19,016      115,758       0.0%
#*  Flexcom, Inc...............................................................    29,124      144,538       0.0%
    Fursys, Inc................................................................    28,479      892,376       0.0%
#   Gaon Cable Co., Ltd........................................................    25,249      626,511       0.0%
    Global & Yuasa Battery Co., Ltd............................................    48,413    2,484,760       0.0%
#   Global Display Co., Ltd....................................................    32,534      189,315       0.0%
#*  GNCO Co., Ltd..............................................................   357,625      452,395       0.0%
    Green Cross Holdings Corp..................................................     9,405      255,866       0.0%
#*  GS Engineering & Construction Corp.........................................   659,307   19,694,431       0.1%
#   GS Global Corp.............................................................    51,757      398,294       0.0%
#   GS Holdings Corp...........................................................   650,112   30,326,561       0.2%
    GS retail Co., Ltd.........................................................     3,605      130,364       0.0%
#   Gwangju Shinsegae Co., Ltd.................................................     5,985    1,752,503       0.0%
#*  Halla Corp.................................................................    75,864      452,290       0.0%
#   Halla Holdings Corp........................................................    25,374    1,634,241       0.0%
    Han Kuk Carbon Co., Ltd....................................................    19,931      123,353       0.0%
    Hana Financial Group, Inc.................................................. 3,443,534  101,363,428       0.5%
    Handok, Inc................................................................    12,706      380,735       0.0%
#   Handsome Co., Ltd..........................................................   214,790    7,088,155       0.1%
    Hanil Cement Co., Ltd......................................................    52,145    7,314,316       0.1%
#*  Hanjin Heavy Industries & Construction Co., Ltd............................   571,915    3,308,917       0.0%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd...................   206,286    1,646,909       0.0%
#   Hanjin Kal Corp............................................................   138,504    4,240,951       0.0%
#*  Hanjin Shipping Co., Ltd...................................................   161,920    1,139,084       0.0%
#   Hanjin Transportation Co., Ltd.............................................   140,220    7,940,006       0.1%
    Hankuk Glass Industries, Inc...............................................    17,640      590,405       0.0%
    Hankuk Paper Manufacturing Co., Ltd........................................    33,223    1,063,102       0.0%
#*  Hansol Holdings Co., Ltd...................................................   401,896    3,013,853       0.0%
#*  Hansol HomeDeco Co., Ltd...................................................   321,490      505,251       0.0%
#*  Hansol Paper Co., Ltd......................................................   245,346    5,503,506       0.0%
#   Hanwha Chemical Corp....................................................... 1,184,522   18,887,443       0.1%
#   Hanwha Corp................................................................   725,934   28,506,824       0.2%
#   Hanwha Galleria Timeworld Co., Ltd.........................................    10,902      598,877       0.0%
*   Hanwha General Insurance Co., Ltd..........................................    60,784      278,088       0.0%
    Hanwha Investment & Securities Co., Ltd....................................   633,215    3,725,439       0.0%
    Hanwha Life Insurance Co., Ltd............................................. 2,125,000   15,709,578       0.1%
    Hanyang Eng Co., Ltd.......................................................    35,004      310,653       0.0%
    Hanyang Securities Co., Ltd................................................    92,428      797,738       0.0%
#   Heung-A Shipping Co., Ltd..................................................   751,463    2,382,890       0.0%
#   Hitejinro Holdings Co., Ltd................................................   116,051    1,500,698       0.0%
#   HMC Investment Securities Co., Ltd.........................................   259,785    3,292,479       0.0%
#   HS R&A Co., Ltd............................................................    46,106    1,371,987       0.0%
    Humax Co., Ltd.............................................................   186,827    3,231,102       0.0%
    Husteel Co., Ltd...........................................................    59,490    1,121,879       0.0%
#   Huvis Corp.................................................................    21,080      206,886       0.0%
#   Hwa Shin Co., Ltd..........................................................    78,244      553,355       0.0%
#   Hwacheon Machine Tool Co., Ltd.............................................    14,227      976,796       0.0%
    HwaSung Industrial Co., Ltd................................................    22,931      413,247       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Hyosung Corp...............................................................   392,954 $ 43,463,965       0.2%
#   Hyundai BNG Steel Co., Ltd.................................................   140,250    2,136,147       0.0%
    Hyundai Department Store Co., Ltd..........................................    49,426    6,709,258       0.0%
#   Hyundai Development Co.....................................................   642,502   34,200,375       0.2%
    Hyundai Engineering & Construction Co., Ltd................................   193,553    9,312,086       0.1%
#*  Hyundai Heavy Industries Co., Ltd..........................................   400,311   52,012,065       0.3%
    Hyundai Hy Communications & Networks Co., Ltd..............................   256,523    1,269,675       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd...................................    52,438    1,397,730       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.............................................    77,140    6,413,032       0.0%
    Hyundai Motor Co...........................................................   961,377  150,879,557       0.8%
    Hyundai Securities Co., Ltd................................................ 1,476,331   15,286,810       0.1%
    Hyundai Steel Co........................................................... 1,080,925   79,006,693       0.4%
#*  Hyunjin Materials Co., Ltd.................................................    41,159      130,104       0.0%
#   Il Dong Pharmaceutical Co., Ltd............................................   133,130    2,382,413       0.0%
#   Iljin Electric Co., Ltd....................................................   285,940    1,863,484       0.0%
#   Ilshin Spinning Co., Ltd...................................................    16,453    2,999,260       0.0%
#   Ilsung Pharmaceuticals Co., Ltd............................................     9,407    1,137,540       0.0%
    Industrial Bank of Korea................................................... 2,385,570   32,777,514       0.2%
*   InnoWireless, Inc..........................................................     1,805       21,481       0.0%
    Intelligent Digital Integrated Securities Co., Ltd.........................     3,114       48,946       0.0%
#*  Interflex Co., Ltd.........................................................    59,269      796,289       0.0%
    Intergis Co., Ltd..........................................................    24,590      195,665       0.0%
    INTOPS Co., Ltd............................................................    76,807    1,486,102       0.0%
    Inzi Controls Co., Ltd.....................................................    89,540      497,844       0.0%
#   INZI Display Co., Ltd......................................................   244,705      521,425       0.0%
#   IS Dongseo Co., Ltd........................................................    76,265    5,797,235       0.0%
#   ISU Chemical Co., Ltd......................................................    90,616      991,267       0.0%
#   IsuPetasys Co., Ltd........................................................    71,858      410,003       0.0%
#   Jahwa Electronics Co., Ltd.................................................    31,585      379,040       0.0%
#   JB Financial Group Co., Ltd................................................ 1,014,448    6,547,928       0.0%
#   Jeil Pharmaceutical Co.....................................................    46,646    1,466,264       0.0%
#   JW Pharmaceutical Corp.....................................................    87,616    2,271,647       0.0%
#   KB Capital Co., Ltd........................................................    93,191    1,942,626       0.0%
#   KB Financial Group, Inc.................................................... 1,995,076   76,080,838       0.4%
    KB Financial Group, Inc. ADR............................................... 3,089,746  117,812,015       0.6%
#   KC Tech Co., Ltd...........................................................   273,465    2,387,628       0.0%
#   KCC Corp...................................................................    52,120   26,714,438       0.2%
#*  KEC Corp...................................................................    44,448       58,546       0.0%
#   Keyang Electric Machinery Co., Ltd.........................................   393,920    1,560,444       0.0%
#   KG Chemical Corp...........................................................    57,540      940,089       0.0%
#   Kia Motors Corp............................................................   798,988   36,818,787       0.2%
    KISCO Corp.................................................................    55,441    1,832,462       0.0%
#   KISCO Holdings Co., Ltd....................................................    11,673      595,277       0.0%
#   Kishin Corp................................................................   109,475      793,140       0.0%
#   KISWIRE, Ltd...............................................................    90,481    5,878,762       0.0%
#   Kolon Corp.................................................................    87,886    3,652,010       0.0%
*   Kolon Global Corp..........................................................    21,575      347,453       0.0%
#   Kolon Industries, Inc......................................................   228,890   13,761,641       0.1%
#   Kook Soon Dang Brewery Co., Ltd............................................   125,249      890,715       0.0%
    Korea Airport Service Co., Ltd.............................................       238        9,874       0.0%
    Korea Alcohol Industrial Co., Ltd..........................................    28,767      176,203       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd...................................     7,358      110,830       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Korea Circuit Co., Ltd.....................................................   146,339 $ 1,593,429       0.0%
    Korea Electric Terminal Co., Ltd...........................................    80,014   5,456,655       0.0%
#   Korea Export Packaging Industrial Co., Ltd.................................     5,290     126,176       0.0%
#   Korea Flange Co., Ltd......................................................    66,724   1,053,251       0.0%
    Korea Investment Holdings Co., Ltd.........................................   519,442  33,258,402       0.2%
#   Korea Petro Chemical Ind...................................................    45,171   7,292,473       0.1%
#   Korean Reinsurance Co......................................................   655,050   7,263,058       0.1%
    Kortek Corp................................................................     3,923      54,369       0.0%
    KPF........................................................................     3,109      12,096       0.0%
    KPX Chemical Co., Ltd......................................................    12,852     732,216       0.0%
#*  KTB Investment & Securities Co., Ltd.......................................   630,604   2,153,942       0.0%
#   Kukdo Chemical Co., Ltd....................................................    53,490   3,336,266       0.0%
#*  Kumho Electric Co., Ltd....................................................    44,161     820,805       0.0%
#   Kunsul Chemical Industrial Co., Ltd........................................    34,025   1,625,117       0.0%
#*  Kwangju Bank...............................................................   247,383   1,843,681       0.0%
#*  Kyeryong Construction Industrial Co., Ltd..................................    38,242     432,672       0.0%
    Kyobo Securities Co., Ltd..................................................   211,890   2,396,491       0.0%
*   Kyongnam Bank..............................................................   305,182   2,882,135       0.0%
#   Kyung-In Synthetic Corp....................................................    27,261     133,208       0.0%
#   Kyungbang, Ltd.............................................................    11,137   2,721,569       0.0%
*   LB Semicon, Inc............................................................    66,800     105,387       0.0%
#   LF Corp....................................................................    91,282   3,001,452       0.0%
    LG Corp.................................................................... 1,052,153  65,285,284       0.4%
#   LG Display Co., Ltd........................................................ 1,420,066  39,326,011       0.2%
#   LG Display Co., Ltd. ADR................................................... 3,996,524  55,231,962       0.3%
#   LG Electronics, Inc........................................................ 1,776,548  99,900,359       0.5%
#   LG International Corp......................................................   237,695   9,095,675       0.1%
    LG Uplus Corp.............................................................. 1,928,918  19,297,144       0.1%
    LIG Insurance Co., Ltd.....................................................   127,995   2,961,758       0.0%
#   Lotte Chemical Corp........................................................   162,183  37,625,484       0.2%
#   Lotte Chilsung Beverage Co., Ltd...........................................     9,769  21,611,785       0.1%
#   Lotte Confectionery Co., Ltd...............................................     9,240  16,072,774       0.1%
#   LOTTE Himart Co., Ltd......................................................    12,087     802,368       0.0%
#*  Lotte Non-Life Insurance Co., Ltd..........................................    96,618     252,342       0.0%
    Lotte Shopping Co., Ltd....................................................   157,401  37,960,051       0.2%
    LS Corp....................................................................    58,123   2,921,984       0.0%
    MegaStudy Co., Ltd.........................................................     6,751     425,716       0.0%
#*  Melfas, Inc................................................................   118,811     571,900       0.0%
#   Meritz Finance Group, Inc..................................................    77,813     996,892       0.0%
    Meritz Securities Co., Ltd................................................. 1,605,968   9,387,599       0.1%
    Mi Chang Oil Industrial Co., Ltd...........................................     4,691     353,322       0.0%
    Mirae Asset Securities Co., Ltd............................................   409,555  22,589,190       0.1%
#   MK Electron Co., Ltd.......................................................   127,552     848,901       0.0%
#*  MNTech Co., Ltd............................................................    38,064     225,999       0.0%
    Moorim P&P Co., Ltd........................................................   406,838   1,892,700       0.0%
#*  Moorim Paper Co., Ltd......................................................   210,130     685,764       0.0%
#   Motonic Corp...............................................................    75,294     892,808       0.0%
#   Namyang Dairy Products Co., Ltd............................................     2,910   1,998,444       0.0%
#*  NEOWIZ HOLDINGS Corp.......................................................    69,796   1,261,645       0.0%
#*  NEPES Corp.................................................................    18,806     148,989       0.0%
    Nexen Corp.................................................................    17,164   1,453,820       0.0%
    NH Investment & Securities Co., Ltd........................................ 1,484,967  20,558,706       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   NK Co., Ltd................................................................   217,496 $    852,655       0.0%
    Nong Shim Holdings Co., Ltd................................................    25,921    2,666,616       0.0%
#   NongShim Co., Ltd..........................................................    38,707    8,836,799       0.1%
    NOROO Paint & Coatings Co., Ltd............................................    11,400      117,870       0.0%
#   NPC........................................................................   134,561      844,218       0.0%
#   OCI Co., Ltd...............................................................    79,101    7,290,485       0.1%
#*  OPTRON-TEC, Inc............................................................     7,768       42,337       0.0%
#*  Osung LST Co., Ltd.........................................................    36,975       15,085       0.0%
#*  Paik Kwang Industrial Co., Ltd.............................................   128,617      244,589       0.0%
#*  Pan Ocean Co., Ltd.........................................................    47,845      138,426       0.0%
    Pang Rim Co., Ltd..........................................................     3,201       97,614       0.0%
#*  PaperCorea, Inc............................................................   261,826      269,845       0.0%
#   Poongsan Corp..............................................................   397,200   10,700,997       0.1%
#   Poongsan Holdings Corp.....................................................    55,898    2,285,123       0.0%
    POSCO......................................................................   644,929  151,921,785       0.8%
#   POSCO ADR.................................................................. 1,589,142   93,886,509       0.5%
*   POSCO Coated & Color Steel Co., Ltd........................................     3,820       64,063       0.0%
*   Power Logics Co., Ltd......................................................     8,791       32,015       0.0%
#   Pyeong Hwa Automotive Co., Ltd.............................................    36,548      604,255       0.0%
    RFTech Co., Ltd............................................................    10,917       73,881       0.0%
#*  S&C Engine Group, Ltd......................................................    79,220      154,942       0.0%
#   S&T Dynamics Co., Ltd......................................................   380,544    4,870,819       0.0%
#   S&T Holdings Co., Ltd......................................................    90,519    2,405,508       0.0%
    S&T Motiv Co., Ltd.........................................................   124,000    7,312,139       0.1%
#   S-Energy Co., Ltd..........................................................    31,635      248,991       0.0%
#*  S-MAC Co., Ltd.............................................................   111,701      676,051       0.0%
#   S-Oil Corp.................................................................    36,698    2,500,388       0.0%
#*  Sajo Industries Co., Ltd...................................................    28,966    2,978,482       0.0%
    Sam Young Electronics Co., Ltd.............................................   159,570    2,256,623       0.0%
#   SAMHWA Paints Industrial Co., Ltd..........................................     2,030       29,828       0.0%
#   Samick Musical Instruments Co., Ltd........................................   732,490    3,281,915       0.0%
    Samsung C&T Corp........................................................... 1,281,445   68,053,493       0.4%
#   Samsung Electro-Mechanics Co., Ltd.........................................    67,855    4,258,295       0.0%
    Samsung Fine Chemicals Co., Ltd............................................     5,006      202,578       0.0%
#   Samsung Heavy Industries Co., Ltd..........................................   435,431    7,334,250       0.1%
    Samsung Life Insurance Co., Ltd............................................    97,012    9,488,967       0.1%
#   Samsung SDI Co., Ltd.......................................................   422,727   47,062,859       0.3%
#   Samsung Securities Co., Ltd................................................    86,604    5,262,444       0.0%
#*  Samsung Techwin Co., Ltd...................................................   122,060    3,135,074       0.0%
#   Samyang Genex Co., Ltd.....................................................    11,337    1,848,975       0.0%
    Samyang Holdings Corp......................................................    86,744    8,244,391       0.1%
#   Samyang Tongsang Co., Ltd..................................................     4,344      450,404       0.0%
#*  Samyoung Chemical Co., Ltd.................................................   258,455      474,760       0.0%
    Savezone I&C Corp..........................................................    42,314      261,554       0.0%
#   SBS Media Holdings Co., Ltd................................................   159,380      788,462       0.0%
    Seah Besteel Corp..........................................................   210,316    7,199,896       0.1%
    SeAH Holdings Corp.........................................................    13,089    2,253,786       0.0%
#   SeAH Steel Corp............................................................    44,576    3,383,154       0.0%
#   Sebang Co., Ltd............................................................   138,126    2,794,458       0.0%
    Sejong Industrial Co., Ltd.................................................   146,295    1,830,805       0.0%
#   Sempio Foods Co............................................................     3,110      110,701       0.0%
#*  Seohee Construction Co., Ltd............................................... 2,008,971    2,708,229       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH KOREA -- (Continued)
*   Seowon Co., Ltd............................................................    86,070 $    124,891       0.0%
    Sewon Precision Industry Co., Ltd..........................................     2,175       61,988       0.0%
#*  SG Corp.................................................................... 1,865,628    1,244,184       0.0%
#   Shin Poong Pharmaceutical Co., Ltd.........................................   141,786      690,634       0.0%
#   Shinhan Financial Group Co., Ltd........................................... 4,170,227  172,597,964       0.9%
    Shinhan Financial Group Co., Ltd. ADR...................................... 1,566,340   65,723,626       0.4%
    Shinsegae Co., Ltd.........................................................    76,372   14,329,546       0.1%
    Shinsegae Information & Communication Co., Ltd.............................     6,307      631,671       0.0%
#*  Shinsung Solar Energy Co., Ltd.............................................   765,627    1,018,185       0.0%
#*  Shinsung Tongsang Co., Ltd................................................. 1,244,597    2,484,162       0.0%
#*  Shinwha Intertek Corp......................................................    34,265      119,981       0.0%
*   Shinwon Corp...............................................................    82,700      187,272       0.0%
    Shinyoung Securities Co., Ltd..............................................    35,820    2,058,789       0.0%
*   Signetics Corp.............................................................   500,396      825,266       0.0%
#   Silla Co., Ltd.............................................................    64,953    1,301,567       0.0%
#*  Simm Tech Co., Ltd.........................................................    10,189       87,979       0.0%
    SIMPAC, Inc................................................................    11,538       81,244       0.0%
    Sindoh Co., Ltd............................................................    43,098    2,797,174       0.0%
    SJM Co., Ltd...............................................................    11,075       80,132       0.0%
*   SK Broadband Co., Ltd......................................................    86,418      386,308       0.0%
#   SK Chemicals Co., Ltd......................................................   197,961   12,857,155       0.1%
#   SK Gas, Ltd................................................................    55,589    4,977,221       0.0%
    SK Holdings Co., Ltd.......................................................   494,231   85,100,845       0.5%
#*  SK Innovation Co., Ltd.....................................................   690,901   75,622,504       0.4%
#   SK Networks Co., Ltd....................................................... 1,531,162   11,317,160       0.1%
#*  SK Securities Co., Ltd..................................................... 2,856,758    4,520,209       0.0%
    SKC Co., Ltd...............................................................   153,098    6,026,291       0.0%
    SL Corp....................................................................   165,623    2,890,693       0.0%
*   Solborn, Inc...............................................................     5,346       22,307       0.0%
#   Songwon Industrial Co., Ltd................................................   230,947    1,982,290       0.0%
*   Ssangyong Cement Industrial Co., Ltd.......................................   289,296    4,540,934       0.0%
#*  STS Semiconductor & Telecommunications.....................................   188,965      838,241       0.0%
#*  STX Engine Co., Ltd........................................................    36,709      187,880       0.0%
    Sun Kwang Co., Ltd.........................................................    20,098      441,490       0.0%
    Sunchang Corp..............................................................     2,276       23,299       0.0%
#   Sung Kwang Bend Co., Ltd...................................................    80,803    1,180,121       0.0%
#*  Sungchang Enterprise Holdings, Ltd.........................................    20,048      602,107       0.0%
#*  Sungshin Cement Co., Ltd...................................................   237,806    2,640,628       0.0%
    Sungwoo Hitech Co., Ltd....................................................   335,773    3,526,780       0.0%
#*  Synopex, Inc...............................................................   130,699      215,244       0.0%
#   Tae Kyung Industrial Co., Ltd..............................................   120,772      704,217       0.0%
    Taekwang Industrial Co., Ltd...............................................     4,983    5,576,038       0.0%
#*  Taewoong Co., Ltd..........................................................    64,031      979,333       0.0%
#*  Taeyoung Engineering & Construction Co., Ltd...............................   574,534    3,213,936       0.0%
#   Tailim Packaging Industrial Co., Ltd.......................................   424,907    1,370,567       0.0%
#*  TK Chemical Corp...........................................................   554,448    1,191,982       0.0%
*   Tong Kook Corp.............................................................       607           --       0.0%
#   Tong Yang Moolsan Co., Ltd.................................................    72,180      535,904       0.0%
    Tongyang Life Insurance....................................................   419,573    5,769,614       0.0%
*   Top Engineering Co., Ltd...................................................    49,113      252,564       0.0%
#   TS Corp....................................................................    78,247    1,911,701       0.0%
#   Ubiquoss, Inc..............................................................    30,085      330,428       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
    Uju Electronics Co., Ltd...................................................     40,526 $      593,858       0.0%
#   Unid Co., Ltd..............................................................     49,107      2,956,190       0.0%
#   WillBes & Co. (The)........................................................    688,308      1,214,646       0.0%
    Wiscom Co., Ltd............................................................     32,980        179,560       0.0%
*   Woongjin Co., Ltd..........................................................      6,485         14,305       0.0%
#*  Woongjin Energy Co., Ltd...................................................    564,742        798,702       0.0%
*   Woongjin Thinkbig Co., Ltd.................................................    196,422      1,858,325       0.0%
#   Wooree ETI Co., Ltd........................................................     74,334        211,301       0.0%
    Woori Bank.................................................................  2,544,339     25,417,102       0.1%
#   Woori Bank Sponsored ADR...................................................      7,135        211,695       0.0%
#   WooSung Feed Co., Ltd......................................................    284,940        900,356       0.0%
    YESCO Co., Ltd.............................................................     30,550      1,042,968       0.0%
#   Yoosung Enterprise Co., Ltd................................................    159,554        822,788       0.0%
#   Youlchon Chemical Co., Ltd.................................................    159,540      1,813,202       0.0%
#   Young Poong Corp...........................................................      4,609      5,669,848       0.0%
*   Young Poong Mining & Construction Corp.....................................     18,030             --       0.0%
#   Young Poong Precision Corp.................................................    126,084      1,268,800       0.0%
    Youngone Holdings Co., Ltd.................................................      1,148        110,339       0.0%
#*  Yuanta Securities Korea Co., Ltd...........................................    298,286      1,962,379       0.0%
    YuHwa Securities Co., Ltd..................................................     28,274        410,809       0.0%
*   Zinus, Inc.................................................................      1,866         21,845       0.0%
                                                                                           --------------      ----
TOTAL SOUTH KOREA..............................................................             2,951,209,093      15.2%
                                                                                           --------------      ----
SPAIN -- (0.0%)
    Banco Santander SA Sponsored ADR...........................................  1,049,800      7,894,495       0.0%
TAIWAN -- (14.7%)
#   Ability Enterprise Co., Ltd................................................  3,942,000      2,249,202       0.0%
#   Accton Technology Corp.....................................................  8,825,156      4,581,928       0.0%
#*  Acer, Inc.................................................................. 42,657,109     27,893,948       0.2%
    ACES Electronic Co., Ltd...................................................  1,261,000      1,292,033       0.0%
#   ACHEM Technology Corp......................................................  3,422,318      2,074,858       0.0%
    Acter Co., Ltd.............................................................      4,000          9,709       0.0%
*   Action Electronics Co., Ltd................................................  2,355,084        463,063       0.0%
#*  Advanced Connectek, Inc....................................................  1,938,000        700,192       0.0%
    Advanced International Multitech Co., Ltd..................................    256,000        199,878       0.0%
#*  Advanced Wireless Semiconductor Co.........................................    145,000        303,036       0.0%
#*  AGV Products Corp..........................................................  7,525,701      2,007,445       0.0%
#   AimCore Technology Co., Ltd................................................    841,797        601,618       0.0%
    Alcor Micro Corp...........................................................    542,000        440,522       0.0%
#   Allis Electric Co., Ltd....................................................  1,250,000        407,654       0.0%
#   Alpha Networks, Inc........................................................  5,949,237      4,456,254       0.0%
#   Altek Corp.................................................................  4,392,365      4,814,637       0.0%
#   Ambassador Hotel (The).....................................................  1,179,000      1,095,837       0.0%
#   AMPOC Far-East Co., Ltd....................................................  1,772,000      1,846,959       0.0%
    AmTRAN Technology Co., Ltd................................................. 12,719,956      7,282,012       0.1%
    APCB, Inc..................................................................  2,454,000      1,606,403       0.0%
    Apex Science & Engineering.................................................    203,400         95,283       0.0%
#   Arcadyan Technology Corp...................................................  1,627,675      2,264,346       0.0%
    Ardentec Corp..............................................................  4,910,080      4,596,292       0.0%
*   Arima Communications Corp..................................................     86,000         31,571       0.0%
#   Asia Cement Corp........................................................... 25,106,589     31,747,292       0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
TAIWAN -- (Continued)
#*  Asia Optical Co., Inc......................................................   4,215,290 $ 5,210,837       0.0%
#   Asia Plastic Recycling Holding, Ltd........................................     563,000     540,319       0.0%
#   Asia Polymer Corp..........................................................   4,756,478   3,510,347       0.0%
#   Asia Vital Components Co., Ltd.............................................   5,003,984   4,365,351       0.0%
    Asustek Computer, Inc......................................................     730,000   7,733,877       0.1%
#   AU Optronics Corp..........................................................  57,378,812  28,795,356       0.2%
#   AU Optronics Corp. Sponsored ADR...........................................   9,342,184  46,897,764       0.3%
    Audix Corp.................................................................   1,451,332   1,907,365       0.0%
#   Avermedia Technologies.....................................................   2,557,000   1,032,329       0.0%
#*  Avision, Inc...............................................................   1,540,555     443,206       0.0%
#   AVY Precision Technology, Inc..............................................     352,000     861,045       0.0%
    Bank of Kaohsiung Co., Ltd.................................................   5,929,211   1,943,567       0.0%
#   BES Engineering Corp.......................................................  25,179,443   6,190,133       0.1%
#   Biostar Microtech International Corp.......................................   2,636,055     811,078       0.0%
    Bright Led Electronics Corp................................................   1,832,000     921,744       0.0%
#   C Sun Manufacturing, Ltd...................................................   2,535,837   1,790,596       0.0%
#   Cameo Communications, Inc..................................................   2,551,197     536,986       0.0%
    Capital Securities Corp....................................................  27,539,447  10,188,078       0.1%
#   Career Technology MFG. Co., Ltd............................................   1,872,000   1,859,157       0.0%
    Carnival Industrial Corp...................................................   5,119,000   1,473,115       0.0%
#   Cathay Chemical Works......................................................     959,000     525,023       0.0%
#   Cathay Real Estate Development Co., Ltd....................................  14,314,421   8,979,518       0.1%
#   Celxpert Energy Corp.......................................................     262,000     178,940       0.0%
    Central Reinsurance Co., Ltd...............................................   2,562,016   1,488,480       0.0%
#   ChainQui Construction Development Co., Ltd.................................   1,382,173   1,115,571       0.0%
#   Champion Building Materials Co., Ltd.......................................   6,381,828   1,915,225       0.0%
#   Chang Hwa Commercial Bank..................................................  80,279,745  49,051,551       0.3%
#   Chang Wah Electromaterials, Inc............................................      23,000      69,026       0.0%
#   Channel Well Technology Co., Ltd...........................................   2,024,000   1,490,336       0.0%
#   Charoen Pokphand Enterprise................................................   3,207,750   2,967,172       0.0%
    Chen Full International Co., Ltd...........................................     827,000     985,809       0.0%
#   Cheng Loong Corp...........................................................  13,917,659   6,038,724       0.1%
#   Cheng Uei Precision Industry Co., Ltd......................................   6,647,635  13,072,290       0.1%
#   Chia Chang Co., Ltd........................................................   1,589,000   1,621,849       0.0%
#   Chia Hsin Cement Corp......................................................   7,374,191   3,416,257       0.0%
#   Chien Kuo Construction Co., Ltd............................................   4,979,247   1,958,255       0.0%
#   Chilisin Electronics Corp..................................................   1,515,452   3,027,340       0.0%
#   Chimei Materials Technology Corp...........................................     172,000     184,895       0.0%
    Chin-Poon Industrial Co., Ltd..............................................   6,084,815  11,697,360       0.1%
*   China Airlines, Ltd........................................................  46,539,353  24,749,039       0.1%
#   China Chemical & Pharmaceutical Co., Ltd...................................   4,286,264   2,881,140       0.0%
    China Development Financial Holding Corp................................... 172,437,734  71,842,849       0.4%
*   China Electric Manufacturing Corp..........................................   4,016,200   1,546,017       0.0%
#   China General Plastics Corp................................................   6,832,030   3,090,419       0.0%
#   China Glaze Co., Ltd.......................................................   2,312,363   1,097,518       0.0%
    China Life Insurance Co., Ltd..............................................  17,601,958  18,632,620       0.1%
#*  China Man-Made Fiber Corp..................................................  12,796,813   4,586,301       0.0%
    China Metal Products.......................................................   4,051,969   4,228,773       0.0%
#   China Motor Corp...........................................................  10,672,749   9,051,726       0.1%
#*  China Petrochemical Development Corp.......................................  30,268,397  11,365,390       0.1%
#   China Steel Corp...........................................................  10,710,320   8,996,212       0.1%
    China Steel Structure Co., Ltd.............................................   1,435,219   1,269,709       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
    China Synthetic Rubber Corp................................................  8,076,711 $ 8,613,267       0.1%
*   China United Trust & Investment Corp.......................................    493,999          --       0.0%
*   China Wire & Cable Co., Ltd................................................  2,900,000   1,190,998       0.0%
    Chinese Maritime Transport, Ltd............................................  1,551,000   1,643,070       0.0%
    Chipbond Technology Corp...................................................    642,000   1,387,357       0.0%
    Chun YU Works & Co., Ltd...................................................  3,273,000   1,742,528       0.0%
    Chun Yuan Steel............................................................  6,454,287   2,453,634       0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.........................  5,843,250   4,193,338       0.0%
*   Chung Hung Steel Corp...................................................... 13,465,046   3,083,275       0.0%
#*  Chung Hwa Pulp Corp........................................................  6,701,011   2,409,330       0.0%
*   Chung Shing Textile Co., Ltd...............................................        600          --       0.0%
*   Chunghwa Picture Tubes, Ltd................................................ 55,899,412   2,350,845       0.0%
#   Clevo Co...................................................................    307,000     483,922       0.0%
#*  CMC Magnetics Corp......................................................... 52,168,830   6,477,977       0.1%
#*  CoAsia Microelectronics Corp...............................................    428,350     333,294       0.0%
#   Collins Co., Ltd...........................................................  2,349,224   1,140,234       0.0%
#   Compal Electronics, Inc.................................................... 71,122,332  64,751,428       0.4%
#   Compeq Manufacturing Co., Ltd.............................................. 20,781,000  13,153,914       0.1%
*   Compex International Co., Ltd..............................................     46,400          --       0.0%
#*  Concord Securities Corp....................................................  1,603,000     435,437       0.0%
#   Continental Holdings Corp..................................................  7,782,540   2,830,018       0.0%
#   Coretronic Corp............................................................  8,152,250  11,069,038       0.1%
#   Coxon Precise Industrial Co., Ltd..........................................  2,028,000   4,995,421       0.0%
#   Creative Sensor, Inc.......................................................    359,000     302,504       0.0%
*   Crystalwise Technology, Inc................................................     16,000      12,257       0.0%
#   CSBC Corp. Taiwan..........................................................  6,245,654   3,403,444       0.0%
    CTBC Financial Holding Co., Ltd............................................ 93,669,136  72,909,543       0.4%
#   D-Link Corp................................................................ 11,514,717   5,961,947       0.0%
    DA CIN Construction Co., Ltd...............................................  2,422,579   1,608,999       0.0%
#   Darfon Electronics Corp....................................................  5,758,950   3,549,505       0.0%
#*  Darwin Precisions Corp.....................................................  6,064,635   3,543,747       0.0%
#*  Delpha Construction Co., Ltd...............................................  3,043,016   1,884,892       0.0%
*   Der Pao Construction Co., Ltd..............................................  1,139,000          --       0.0%
#   DFI, Inc...................................................................    404,280     591,634       0.0%
#*  Dynamic Electronics Co., Ltd...............................................  4,558,324   1,853,851       0.0%
#*  E Ink Holdings, Inc........................................................  7,434,000   3,367,488       0.0%
#*  E-Ton Solar Tech Co., Ltd..................................................  3,730,443   1,950,385       0.0%
    E.Sun Financial Holding Co., Ltd........................................... 85,388,657  58,468,339       0.3%
#   Edimax Technology Co., Ltd.................................................  3,295,902   1,255,708       0.0%
#   Edison Opto Corp...........................................................  1,325,000   1,273,610       0.0%
#   Edom Technology Co., Ltd...................................................    243,580     224,867       0.0%
#   Elite Material Co., Ltd....................................................  4,332,905   7,223,246       0.1%
#   Elitegroup Computer Systems Co., Ltd.......................................  6,358,395   6,353,953       0.1%
*   Emerging Display Technologies Corp.........................................     45,000      11,221       0.0%
#   ENG Electric Co., Ltd......................................................  1,185,000     896,155       0.0%
#   EnTie Commercial Bank Co., Ltd.............................................  2,271,232   1,240,186       0.0%
*   Entire Technology Co., Ltd.................................................     31,000      21,740       0.0%
*   Episil Holdings, Inc.......................................................  2,006,500     904,626       0.0%
#   Epistar Corp............................................................... 16,021,869  25,026,710       0.1%
    Eternal Materials Co., Ltd.................................................  1,678,900   1,915,837       0.0%
#*  Etron Technology, Inc......................................................    663,000     384,479       0.0%
*   Eva Airways Corp...........................................................  7,531,999   5,937,425       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
TAIWAN -- (Continued)
*   Ever Fortune Industrial Co., Ltd...........................................     409,000 $         --       0.0%
#   Everest Textile Co., Ltd...................................................   3,936,002    2,299,676       0.0%
    Evergreen International Storage & Transport Corp...........................   9,778,000    5,709,845       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.........................................  23,360,998   15,891,417       0.1%
    Excelsior Medical Co., Ltd.................................................   1,431,200    2,405,555       0.0%
#   Far Eastern Department Stores, Ltd.........................................   7,117,445    5,720,231       0.0%
#   Far Eastern International Bank.............................................  28,354,052   10,459,140       0.1%
    Far Eastern New Century Corp...............................................   3,586,440    3,939,382       0.0%
*   Farglory F T Z Investment Holding Co., Ltd.................................   1,314,000      786,523       0.0%
#   Farglory Land Development Co., Ltd.........................................   1,389,264    1,658,687       0.0%
#   Federal Corp...............................................................   7,536,979    4,447,120       0.0%
    Feng Hsin Iron & Steel Co..................................................     175,000      238,070       0.0%
    First Copper Technology Co., Ltd...........................................   3,499,750    1,147,075       0.0%
#   First Financial Holding Co., Ltd........................................... 123,940,630   77,919,215       0.4%
#   First Hotel................................................................   1,387,585    1,020,568       0.0%
#   First Insurance Co, Ltd. (The).............................................   4,017,064    2,006,387       0.0%
#*  First Steamship Co., Ltd...................................................   5,504,173    3,064,918       0.0%
#   Formosa Advanced Technologies Co., Ltd.....................................   2,107,000    1,698,503       0.0%
    Formosa Chemicals & Fibre Corp.............................................     198,000      504,536       0.0%
#   Formosa Oilseed Processing Co., Ltd........................................     834,977      546,229       0.0%
    Formosa Taffeta Co., Ltd...................................................  10,729,511   12,763,892       0.1%
    Formosan Rubber Group, Inc.................................................   8,194,000    8,790,412       0.1%
#   Formosan Union Chemical....................................................   2,853,034    1,248,577       0.0%
    Fortune Electric Co., Ltd..................................................     436,000      243,664       0.0%
    Founding Construction & Development Co., Ltd...............................   3,247,097    2,235,723       0.0%
    Foxconn Technology Co., Ltd................................................   3,345,900    9,535,943       0.1%
#   Foxlink Image Technology Co., Ltd..........................................   1,582,000    1,136,503       0.0%
#*  Froch Enterprise Co., Ltd..................................................   2,542,000    1,154,791       0.0%
    FSP Technology, Inc........................................................   2,483,283    2,077,964       0.0%
    Fubon Financial Holding Co., Ltd...........................................  90,414,471  194,441,297       1.0%
    Fullerton Technology Co., Ltd..............................................   1,663,200    1,454,581       0.0%
#   Fulltech Fiber Glass Corp..................................................   5,082,690    2,265,489       0.0%
    Fwusow Industry Co., Ltd...................................................   2,776,995    1,409,856       0.0%
#   G Shank Enterprise Co., Ltd................................................   2,168,902    1,972,924       0.0%
#*  G Tech Optoelectronics Corp................................................     476,000      415,850       0.0%
#   Gallant Precision Machining Co., Ltd.......................................     658,000      278,755       0.0%
#   Gemtek Technology Corp.....................................................   6,366,962    4,707,662       0.0%
#*  Genesis Photonics, Inc.....................................................   3,811,810    1,832,674       0.0%
#*  Genius Electronic Optical Co., Ltd.........................................     860,000    2,450,585       0.0%
    Getac Technology Corp......................................................   8,342,065    5,122,434       0.0%
#*  Giantplus Technology Co., Ltd..............................................   2,198,100      771,365       0.0%
#   Giga Solution Tech Co., Ltd................................................   1,216,000      882,460       0.0%
#   Gigabyte Technology Co., Ltd...............................................   9,308,287   11,294,684       0.1%
#*  Gigastorage Corp...........................................................   3,936,600    3,436,332       0.0%
#*  Gintech Energy Corp........................................................   7,056,942    4,506,418       0.0%
#*  Global Brands Manufacture, Ltd.............................................   5,083,951    1,563,192       0.0%
#   Global Lighting Technologies, Inc..........................................   1,001,000    1,455,774       0.0%
*   Globalwafers Co., Ltd......................................................     363,582    1,126,737       0.0%
    Globe Union Industrial Corp................................................   2,999,625    1,509,251       0.0%
#   Gloria Material Technology Corp............................................   6,256,150    4,662,997       0.0%
#*  Gold Circuit Electronics, Ltd..............................................   8,144,965    4,077,018       0.0%
#*  Goldsun Development & Construction Co., Ltd................................  23,939,261    8,164,319       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
TAIWAN -- (Continued)
    Good Will Instrument Co., Ltd..............................................     501,358 $   333,421       0.0%
#   Grand Pacific Petrochemical................................................  17,166,000  11,005,868       0.1%
    Great China Metal Industry.................................................     884,000     969,044       0.0%
#   Great Wall Enterprise Co., Ltd.............................................   7,920,597   6,460,824       0.1%
#*  Green Energy Technology, Inc...............................................   4,747,880   3,033,717       0.0%
#*  GTM Holdings Corp..........................................................   2,132,000   1,246,724       0.0%
#*  Hannstar Board Corp........................................................   5,082,635   2,217,606       0.0%
#   HannStar Display Corp......................................................  55,492,435  11,205,922       0.1%
*   HannsTouch Solution, Inc...................................................   1,163,000     236,565       0.0%
#   Harvatek Corp..............................................................   3,454,459   1,980,165       0.0%
*   Helix Technology, Inc......................................................      29,585          --       0.0%
#   Hey Song Corp..............................................................   2,933,500   3,690,806       0.0%
*   HiTi Digital, Inc..........................................................     128,000      58,261       0.0%
#   Hitron Technology, Inc.....................................................   3,677,525   1,905,409       0.0%
#*  Ho Tung Chemical Corp......................................................  14,069,004   4,066,306       0.0%
#   Hocheng Corp...............................................................   4,577,300   1,551,954       0.0%
*   Hold-Key Electric Wire & Cable Co., Ltd....................................     118,124      34,003       0.0%
    Holy Stone Enterprise Co., Ltd.............................................   3,208,650   4,573,217       0.0%
#   Hong TAI Electric Industrial...............................................   3,503,000   1,216,320       0.0%
#   Horizon Securities Co., Ltd................................................   5,996,000   1,820,382       0.0%
#   Hsin Kuang Steel Co., Ltd..................................................   4,316,124   2,600,466       0.0%
    Hsing TA Cement Co.........................................................   2,071,980     939,764       0.0%
#*  HTC Corp...................................................................   1,703,000   7,011,651       0.1%
    HUA ENG Wire & Cable.......................................................   7,339,035   2,394,549       0.0%
    Hua Nan Financial Holdings Co., Ltd........................................  53,408,002  32,807,074       0.2%
*   Hualon Corp................................................................     257,040          --       0.0%
#   Huang Hsiang Construction Corp.............................................      86,000     124,215       0.0%
#   Hung Ching Development & Construction Co., Ltd.............................   1,987,468   1,517,187       0.0%
    Hung Poo Real Estate Development Corp......................................   3,643,655   3,243,060       0.0%
    Hung Sheng Construction Co., Ltd...........................................   6,308,892   4,524,567       0.0%
    Huxen Corp.................................................................     429,281     651,399       0.0%
#   Hwacom Systems, Inc........................................................     333,000     169,100       0.0%
#   I-Chiun Precision Industry Co., Ltd........................................   3,240,000   1,888,470       0.0%
#   Ichia Technologies, Inc....................................................     831,260     705,288       0.0%
    Ideal Bike Corp............................................................      80,271      44,923       0.0%
    Infortrend Technology, Inc.................................................   1,042,000     610,050       0.0%
#   Innolux Corp............................................................... 139,949,544  72,191,121       0.4%
#   Inpaq Technology Co., Ltd..................................................     261,000     330,934       0.0%
    Inventec Corp..............................................................  29,516,277  20,829,676       0.1%
#   ITE Technology, Inc........................................................   1,923,479   2,433,205       0.0%
    ITEQ Corp..................................................................     208,000     172,703       0.0%
#*  J Touch Corp...............................................................     445,100     243,153       0.0%
#   Jess-Link Products Co., Ltd................................................   1,313,000   1,615,138       0.0%
    Jih Sun Financial Holdings Co., Ltd........................................   5,693,133   1,696,762       0.0%
#   K Laser Technology, Inc....................................................   2,211,601   1,087,701       0.0%
#   Kang Na Hsiung Enterprise Co., Ltd.........................................   1,687,078     736,139       0.0%
#   Kaulin Manufacturing Co., Ltd..............................................   2,570,656   1,856,075       0.0%
    KEE TAI Properties Co., Ltd................................................   1,327,000     870,015       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.....................................   1,624,000     739,156       0.0%
    Kindom Construction Corp...................................................   4,462,000   4,026,492       0.0%
#   King Yuan Electronics Co., Ltd.............................................  20,284,805  18,439,261       0.1%
    King's Town Bank Co., Ltd..................................................  11,939,012  12,236,633       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
TAIWAN -- (Continued)
*   King's Town Construction Co., Ltd..........................................      90,000 $     80,071       0.0%
#   Kinko Optical Co., Ltd.....................................................   1,464,000      999,335       0.0%
#*  Kinpo Electronics..........................................................  19,097,375    8,196,354       0.1%
    KS Terminals, Inc..........................................................     745,880    1,051,259       0.0%
#   Kung Sing Engineering Corp.................................................   3,301,000    1,249,368       0.0%
    Kuoyang Construction Co., Ltd..............................................   7,664,840    3,678,035       0.0%
#   Kwong Fong Industries Corp.................................................   3,131,720    1,846,528       0.0%
    KYE Systems Corp...........................................................   4,187,376    1,562,326       0.0%
#   L&K Engineering Co., Ltd...................................................   2,019,000    1,521,155       0.0%
#   LAN FA Textile.............................................................   3,158,713    1,536,945       0.0%
#   LCY Chemical Corp..........................................................     797,000      521,361       0.0%
#   Leader Electronics, Inc....................................................   2,094,056      872,125       0.0%
*   Lealea Enterprise Co., Ltd.................................................  13,057,941    4,749,727       0.0%
#   Ledtech Electronics Corp...................................................     660,000      331,609       0.0%
#   LEE CHI Enterprises Co., Ltd...............................................   3,466,900    1,694,456       0.0%
#   Lelon Electronics Corp.....................................................     315,200      394,532       0.0%
#*  Leofoo Development Co......................................................   5,109,774    2,015,059       0.0%
*   LES Enphants Co., Ltd......................................................     877,000      477,482       0.0%
#   Lextar Electronics Corp....................................................   4,894,000    4,422,480       0.0%
#*  Li Peng Enterprise Co., Ltd................................................  10,180,173    3,762,994       0.0%
    Lien Hwa Industrial Corp...................................................   8,198,990    5,651,538       0.0%
#   Lingsen Precision Industries, Ltd..........................................   6,583,480    3,000,073       0.0%
#   Lite-On Semiconductor Corp.................................................   3,366,729    2,687,984       0.0%
    Lite-On Technology Corp....................................................  30,876,265   39,011,600       0.2%
#   Long Chen Paper Co., Ltd...................................................   9,059,098    4,002,895       0.0%
#   Longwell Co................................................................   1,537,000    1,494,628       0.0%
#   Lotes Co., Ltd.............................................................     634,000    2,616,412       0.0%
#   Lucky Cement Corp..........................................................   3,294,000    1,192,247       0.0%
#*  Macronix International.....................................................  71,233,913   17,262,827       0.1%
#   Marketech International Corp...............................................   1,948,000    1,810,664       0.0%
#   Masterlink Securities Corp.................................................  16,836,644    6,278,492       0.1%
    Mayer Steel Pipe Corp......................................................   2,501,456    1,213,490       0.0%
#   Maywufa Co., Ltd...........................................................     252,070      124,985       0.0%
#   Mega Financial Holding Co., Ltd............................................ 126,853,915  112,831,567       0.6%
*   Megamedia Corp.............................................................         782           --       0.0%
    Meiloon Industrial Co......................................................   1,319,084      623,439       0.0%
#   Mercuries & Associates Holding, Ltd........................................   1,524,937    1,062,807       0.0%
#*  Mercuries Life Insurance Co., Ltd..........................................   1,466,206      900,711       0.0%
#   Micro-Star International Co., Ltd..........................................  14,030,985   16,745,646       0.1%
#*  Microelectronics Technology, Inc...........................................     689,826      279,998       0.0%
#   Mirle Automation Corp......................................................     565,550      551,791       0.0%
#   Mitac Holdings Corp........................................................   8,868,725    7,233,830       0.1%
#*  Mosel Vitelic, Inc.........................................................   3,677,506      608,498       0.0%
#   Motech Industries, Inc.....................................................   2,452,000    3,142,748       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd....................................   1,652,000      653,320       0.0%
#*  Nan Ya Printed Circuit Board Corp..........................................   3,275,000    5,830,467       0.0%
#   Nantex Industry Co., Ltd...................................................   2,492,716    1,779,559       0.0%
#   Neo Solar Power Corp.......................................................   2,719,774    2,437,290       0.0%
    New Asia Construction & Development Corp...................................   1,810,304      496,658       0.0%
    New Era Electronics Co., Ltd...............................................     203,000      201,319       0.0%
#   Newmax Technology Co., Ltd.................................................     242,000      228,393       0.0%
    Nien Hsing Textile Co., Ltd................................................   4,491,721    4,204,116       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
TAIWAN -- (Continued)
#   Nishoku Technology, Inc....................................................     268,000 $   401,451       0.0%
*   O-TA Precision Industry Co., Ltd...........................................      24,000      14,566       0.0%
*   Ocean Plastics Co., Ltd....................................................     161,000     201,098       0.0%
*   Optimax Technology Corp....................................................   1,085,597     441,966       0.0%
#   OptoTech Corp..............................................................   9,532,000   4,332,816       0.0%
    Oriental Union Chemical Corp...............................................      54,000      48,336       0.0%
    Pacific Construction Co....................................................   2,529,452   1,186,986       0.0%
#*  Pan Jit International, Inc.................................................   6,047,837   2,710,382       0.0%
#   Pan-International Industrial Corp..........................................   4,695,444   2,858,040       0.0%
#   Paragon Technologies Co., Ltd..............................................   1,037,191   1,839,426       0.0%
#   Pegatron Corp..............................................................  27,193,998  80,560,869       0.4%
#   Phihong Technology Co., Ltd................................................   3,860,320   2,006,063       0.0%
#   Pixart Imaging, Inc........................................................      48,000     146,298       0.0%
#*  Plotech Co., Ltd...........................................................     760,282     299,828       0.0%
#   Portwell, Inc..............................................................     862,000   1,532,953       0.0%
*   Potrans Electrical Corp....................................................   1,139,000          --       0.0%
    Pou Chen Corp..............................................................  24,985,550  35,013,575       0.2%
*   Powercom Co., Ltd..........................................................     513,500      66,791       0.0%
*   Powertech Industrial Co., Ltd..............................................     193,000     116,229       0.0%
#   Powertech Technology, Inc..................................................  12,247,000  22,610,688       0.1%
#   President Securities Corp..................................................  12,690,992   7,589,121       0.1%
    Prime Electronics Satellitics, Inc.........................................     524,000     195,034       0.0%
    Prince Housing & Development Corp..........................................   4,426,018   1,911,628       0.0%
*   Prodisc Technology, Inc....................................................   6,185,157          --       0.0%
#*  Qisda Corp.................................................................  27,863,171  12,164,894       0.1%
    Qualipoly Chemical Corp....................................................     143,000     146,226       0.0%
#   Quanta Storage, Inc........................................................   2,413,000   2,577,645       0.0%
#*  Quintain Steel Co., Ltd....................................................   5,893,629   1,086,738       0.0%
#   Radium Life Tech Co., Ltd..................................................   9,283,455   4,833,236       0.0%
#   Ralec Electronic Corp......................................................     526,087   1,117,599       0.0%
#   Rich Development Co., Ltd..................................................   6,959,054   2,994,231       0.0%
#*  Ritek Corp.................................................................  46,015,622   4,688,321       0.0%
#   Rotam Global Agrosciences, Ltd.............................................     134,693     214,103       0.0%
#   Ruentex Development Co., Ltd...............................................   1,226,000   2,178,796       0.0%
#   Ruentex Industries, Ltd....................................................   1,422,000   3,491,415       0.0%
*   Sainfoin Technology Corp...................................................     835,498          --       0.0%
#   Sampo Corp.................................................................   9,863,925   4,472,373       0.0%
*   Sanyang Motor Co., Ltd.....................................................   1,804,624   1,601,404       0.0%
    SDI Corp...................................................................     346,000     462,814       0.0%
#   Sesoda Corp................................................................   1,100,768   1,592,376       0.0%
    Shan-Loong Transportation Co., Ltd.........................................      66,000      52,985       0.0%
    Sheng Yu Steel Co., Ltd....................................................   1,935,000   1,386,669       0.0%
#   ShenMao Technology, Inc....................................................   1,267,000   1,352,331       0.0%
#   Shih Her Technologies, Inc.................................................     411,000     678,970       0.0%
    Shih Wei Navigation Co., Ltd...............................................   2,811,718   1,645,533       0.0%
#   Shihlin Electric & Engineering Corp........................................   4,470,000   6,040,742       0.1%
#   Shin Kong Financial Holding Co., Ltd....................................... 133,919,146  43,432,800       0.2%
    Shin Zu Shing Co., Ltd.....................................................   1,123,000   3,109,917       0.0%
#   Shinkong Insurance Co., Ltd................................................   3,610,412   2,910,782       0.0%
#   Shinkong Synthetic Fibers Corp.............................................  27,670,754  10,052,847       0.1%
#   Shuttle, Inc...............................................................   4,646,015   1,308,532       0.0%
#   Sigurd Microelectronics Corp...............................................   6,663,047   6,292,689       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
TAIWAN -- (Continued)
#*  Silicon Integrated Systems Corp............................................   5,609,165 $ 1,523,022       0.0%
#   Silitech Technology Corp...................................................   1,114,803     851,631       0.0%
    Sincere Navigation Corp....................................................   4,946,740   3,937,556       0.0%
    Singatron Enterprise Co., Ltd..............................................      63,000      22,825       0.0%
    Sinkang Industries Co., Ltd................................................     699,557     256,184       0.0%
#   Sino-American Silicon Products, Inc........................................   7,775,000  11,437,762       0.1%
#   Sinon Corp.................................................................   6,282,877   3,626,451       0.0%
#   SinoPac Financial Holdings Co., Ltd........................................ 132,040,317  59,848,293       0.3%
#   Siward Crystal Technology Co., Ltd.........................................   2,520,875   1,862,307       0.0%
    Solar Applied Materials Technology Co......................................   1,852,000   1,620,637       0.0%
#*  Solartech Energy Corp......................................................   4,202,165   2,789,201       0.0%
    Solomon Technology Corp....................................................   1,254,590     824,239       0.0%
#*  Solytech Enterprise Corp...................................................   3,043,000     835,970       0.0%
    Southeast Cement Co., Ltd..................................................   3,365,700   1,923,790       0.0%
#   Spirox Corp................................................................     631,661     449,620       0.0%
    Stark Technology, Inc......................................................   2,259,200   2,214,071       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.............................   1,202,421     852,416       0.0%
#*  Sunplus Technology Co., Ltd................................................   8,214,620   4,042,536       0.0%
#   Sunrex Technology Corp.....................................................   1,840,000   1,135,018       0.0%
#   Supreme Electronics Co., Ltd...............................................   4,154,260   2,267,246       0.0%
#   Sweeten Construction Co., Ltd..............................................   1,296,256     799,527       0.0%
#   Sysage Technology Co., Ltd.................................................      96,950     102,273       0.0%
#   Systex Corp................................................................     801,801   1,545,023       0.0%
#   T-Mac Techvest PCB Co., Ltd................................................   1,603,000     869,049       0.0%
#   TA Chen Stainless Pipe.....................................................   8,527,281   5,749,979       0.0%
#*  Ta Chong Bank, Ltd.........................................................  31,010,870  11,117,317       0.1%
#   Ta Chong Securities Co., Ltd...............................................     260,000     108,211       0.0%
    Ta Ya Electric Wire & Cable................................................   6,888,329   1,454,068       0.0%
#   TA-I Technology Co., Ltd...................................................   2,110,084   1,180,942       0.0%
    Tah Hsin Industrial Corp...................................................   1,477,900   1,361,949       0.0%
    TAI Roun Products Co., Ltd.................................................      63,000      22,411       0.0%
#   Taichung Commercial Bank Co., Ltd..........................................  31,222,991  11,155,242       0.1%
#   Tainan Enterprises Co., Ltd................................................   1,803,183   1,945,509       0.0%
#   Tainan Spinning Co., Ltd...................................................  18,021,996  10,455,263       0.1%
#   Taishin Financial Holding Co., Ltd......................................... 136,730,491  62,592,568       0.3%
#*  Taisun Enterprise Co., Ltd.................................................   1,776,410     744,137       0.0%
#*  Taita Chemical Co., Ltd....................................................   2,270,864     684,177       0.0%
*   Taiwan Business Bank.......................................................  55,341,410  18,221,610       0.1%
    Taiwan Calsonic Co., Ltd...................................................      48,000      34,846       0.0%
    Taiwan Cement Corp.........................................................  45,114,440  64,069,935       0.3%
#   Taiwan Cogeneration Corp...................................................   2,893,333   2,858,942       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.............................. 100,080,690  53,996,826       0.3%
#   Taiwan Fertilizer Co., Ltd.................................................   3,793,000   6,976,039       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd....................................   1,235,000     973,371       0.0%
*   Taiwan Flourescent Lamp Co., Ltd...........................................     756,000          --       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd........................................   2,128,000   2,712,657       0.0%
    Taiwan Glass Industry Corp.................................................   9,574,710   6,862,796       0.1%
#   Taiwan Hon Chuan Enterprise Co., Ltd.......................................     126,932     236,203       0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd..............................   1,508,000     944,542       0.0%
*   Taiwan Kolin Co., Ltd......................................................   5,797,000          --       0.0%
#   Taiwan Land Development Corp...............................................  11,211,235   5,832,036       0.0%
#*  Taiwan Life Insurance Co., Ltd.............................................     886,419     833,618       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
TAIWAN -- (Continued)
    Taiwan Line Tek Electronic.................................................      76,640 $     56,855       0.0%
    Taiwan Mask Corp...........................................................   3,154,250    1,033,218       0.0%
    Taiwan Navigation Co., Ltd.................................................   1,428,000      947,585       0.0%
#   Taiwan PCB Techvest Co., Ltd...............................................   3,609,946    5,866,545       0.0%
#*  Taiwan Prosperity Chemical Corp............................................     974,000      793,922       0.0%
#*  Taiwan Pulp & Paper Corp...................................................   7,065,660    2,641,296       0.0%
#   Taiwan Sakura Corp.........................................................   2,890,472    2,240,222       0.0%
#   Taiwan Semiconductor Co., Ltd..............................................   2,380,000    2,505,277       0.0%
    Taiwan Styrene Monomer.....................................................   4,652,647    2,255,772       0.0%
#   Taiwan Surface Mounting Technology Co., Ltd................................   2,680,944    3,547,382       0.0%
#   Taiwan TEA Corp............................................................  11,811,092    6,718,373       0.1%
#   Taiwan Union Technology Corp...............................................   3,462,000    3,080,805       0.0%
#   Taiyen Biotech Co., Ltd....................................................   2,363,217    2,046,626       0.0%
#*  Tatung Co., Ltd............................................................  37,430,342    9,925,108       0.1%
#   Te Chang Construction Co., Ltd.............................................      90,300       81,983       0.0%
    Teco Electric and Machinery Co., Ltd.......................................  31,716,725   30,794,103       0.2%
*   Tecom Co., Ltd.............................................................      71,753        4,683       0.0%
#*  Tekcore Co., Ltd...........................................................     399,000      108,104       0.0%
    Test-Rite International Co., Ltd...........................................     737,266      504,084       0.0%
#   Tex-Ray Industrial Co., Ltd................................................     444,000      215,238       0.0%
#   ThaiLin Semiconductor Corp.................................................   1,139,000      930,699       0.0%
#   Thinking Electronic Industrial Co., Ltd....................................   1,293,000    1,843,793       0.0%
    Ton Yi Industrial Corp.....................................................   2,150,600    1,694,088       0.0%
    Tong Yang Industry Co., Ltd................................................   5,888,228    6,978,308       0.1%
    Tong-Tai Machine & Tool Co., Ltd...........................................   3,432,792    3,243,763       0.0%
    Topco Scientific Co., Ltd..................................................     719,589    1,475,711       0.0%
#   Topoint Technology Co., Ltd................................................   2,564,288    2,435,363       0.0%
#   TPK Holding Co., Ltd.......................................................   1,344,000    8,348,840       0.1%
    Transasia Airways Corp.....................................................     940,000      348,421       0.0%
#   Tripod Technology Corp.....................................................   1,780,000    3,477,172       0.0%
    Tsann Kuen Enterprise Co., Ltd.............................................      58,000       58,083       0.0%
#   Tung Ho Steel Enterprise Corp..............................................  12,887,274   10,068,263       0.1%
#   Tung Ho Textile Co., Ltd...................................................   2,454,000      697,900       0.0%
    TXC Corp...................................................................     337,000      437,414       0.0%
#*  TYC Brother Industrial Co., Ltd............................................   2,570,723    1,864,393       0.0%
#*  Tycoons Group Enterprise...................................................   7,958,938    1,509,551       0.0%
*   Tyntek Corp................................................................   1,994,097    1,084,410       0.0%
#*  U-Tech Media Corp..........................................................   1,946,799      421,396       0.0%
    Unic Technology Corp.......................................................      36,361       14,085       0.0%
#   Unimicron Technology Corp..................................................  23,447,363   13,956,905       0.1%
#*  Union Bank Of Taiwan.......................................................  12,347,526    4,428,867       0.0%
#   Unitech Computer Co., Ltd..................................................   1,682,739    1,117,309       0.0%
#   Unitech Printed Circuit Board Corp.........................................  10,230,281    4,628,318       0.0%
    United Integrated Services Co., Ltd........................................   1,651,000    1,913,714       0.0%
#   United Microelectronics Corp............................................... 213,043,681  102,073,154       0.5%
    Unity Opto Technology Co., Ltd.............................................      98,000      106,063       0.0%
#   Universal Cement Corp......................................................   6,194,642    6,619,177       0.1%
#   Unizyx Holding Corp........................................................   6,393,000    3,367,500       0.0%
    UPC Technology Corp........................................................  12,783,746    5,040,820       0.0%
#   USI Corp...................................................................   6,761,691    3,647,281       0.0%
#   Ve Wong Corp...............................................................   1,616,806    1,264,264       0.0%
    Viking Tech Corp...........................................................      86,000       71,436       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                             PERCENTAGE
                                                                                  SHARES       VALUE++     OF NET ASSETS**
                                                                                ----------- -------------- ---------------
TAIWAN -- (Continued)
#*  Wafer Works Corp...........................................................   5,693,418 $    2,366,639       0.0%
    Wah Hong Industrial Corp...................................................     395,516        373,146       0.0%
#   Wah Lee Industrial Corp....................................................   2,011,000      3,760,728       0.0%
#*  Walsin Lihwa Corp..........................................................  50,596,412     14,927,599       0.1%
#*  Walsin Technology Corp.....................................................  10,131,230      4,666,579       0.0%
#   Walton Advanced Engineering, Inc...........................................   5,170,853      2,085,991       0.0%
    Wan Hai Lines, Ltd.........................................................   8,992,000      9,970,021       0.1%
*   WAN HWA Enterprise Co......................................................          --             --       0.0%
#   Waterland Financial Holdings Co., Ltd......................................  31,195,094      9,396,839       0.1%
#*  Ways Technical Corp., Ltd..................................................      70,000         50,015       0.0%
#*  Wei Mon Industry Co., Ltd..................................................   3,885,691      1,086,963       0.0%
#   Weikeng Industrial Co., Ltd................................................   1,884,550      1,426,547       0.0%
#   Well Shin Technology Co., Ltd..............................................   1,070,080      1,709,821       0.0%
#*  Wha Yu Industrial Co., Ltd.................................................     333,000        132,284       0.0%
#   Win Semiconductors Corp....................................................   6,652,000      8,623,401       0.1%
#*  Winbond Electronics Corp...................................................  52,385,885     17,342,157       0.1%
*   Wintek Corp................................................................  20,783,484        931,409       0.0%
#   Wisdom Marine Lines Co., Ltd...............................................   1,607,326      2,109,295       0.0%
#   Wistron Corp...............................................................  38,341,608     32,617,755       0.2%
#   WPG Holdings, Ltd..........................................................     515,092        644,423       0.0%
#   WT Microelectronics Co., Ltd...............................................   5,472,686      8,612,136       0.1%
    WUS Printed Circuit Co., Ltd...............................................   5,181,928      3,878,714       0.0%
#   Yageo Corp.................................................................   7,801,574     16,041,047       0.1%
*   Yang Ming Marine Transport Corp............................................  17,974,676      9,409,726       0.1%
#   YC Co., Ltd................................................................   6,163,104      3,029,032       0.0%
#   YC INOX Co., Ltd...........................................................   4,719,667      3,840,579       0.0%
#   YeaShin International Development Co., Ltd.................................     286,830        173,390       0.0%
#   YFY, Inc...................................................................  19,386,847      8,235,639       0.1%
#   Yi Jinn Industrial Co., Ltd................................................   3,841,936      1,320,575       0.0%
#   Yieh Phui Enterprise Co., Ltd..............................................  17,378,199      5,470,267       0.0%
#*  Young Fast Optoelectronics Co., Ltd........................................   2,247,000      1,246,699       0.0%
#   Youngtek Electronics Corp..................................................     754,116      1,654,756       0.0%
    Yuanta Financial Holding Co., Ltd.......................................... 137,814,770     80,102,245       0.4%
#   Yulon Motor Co., Ltd.......................................................  13,441,572     17,540,164       0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd............................     243,687        714,438       0.0%
#   Zenitron Corp..............................................................   3,226,000      2,089,349       0.0%
#   Zig Sheng Industrial Co., Ltd..............................................   8,536,352      3,075,615       0.0%
    Zinwell Corp...............................................................   2,087,000      2,035,479       0.0%
#   ZongTai Real Estate Development Co., Ltd...................................     152,000        104,134       0.0%
                                                                                            --------------      ----
TOTAL TAIWAN...................................................................              3,053,993,204      15.7%
                                                                                            --------------      ----
THAILAND -- (2.8%)
    AAPICO Hitech PCL(B013KZ2).................................................      63,300         28,227       0.0%
    AAPICO Hitech PCL(B013L48).................................................     681,760        304,016       0.0%
*   AJ Plast PCL...............................................................   2,031,400        514,551       0.0%
    AP Thailand PCL............................................................  33,461,930      7,460,797       0.1%
    Asia Plus Group Holdings Securities........................................   8,446,100      1,009,484       0.0%
    Bangchak Petroleum PCL (The)...............................................   9,705,000     10,451,312       0.1%
    Bangkok Bank PCL(6077019)..................................................     772,000      4,344,183       0.0%
    Bangkok Bank PCL(6368360)..................................................   3,941,700     22,120,871       0.1%
    Bangkok Expressway PCL.....................................................   6,172,300      7,302,281       0.1%
    Bangkok Insurance PCL......................................................     212,828      2,362,962       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
THAILAND -- (Continued)
    Bangkok Land PCL........................................................... 109,091,100 $  5,063,230       0.0%
    Banpu PCL..................................................................  19,317,500   16,994,009       0.1%
    Cal-Comp Electronics Thailand PCL..........................................  31,735,414    3,523,483       0.0%
    Charoen Pokphand Foods PCL.................................................  11,522,900    7,794,954       0.1%
    Charoong Thai Wire & Cable PCL.............................................   1,255,800      379,045       0.0%
    Delta Electronics Thailand PCL.............................................   2,235,000    5,661,232       0.0%
    Eastern Water Resources Development and Management PCL.....................   4,778,300    1,608,953       0.0%
*   Esso Thailand PCL..........................................................  20,984,400    4,137,679       0.0%
*   G J Steel PCL.............................................................. 537,140,250      814,713       0.0%
*   G Steel PCL................................................................  31,003,000      103,453       0.0%
    Hana Microelectronics PCL..................................................   5,180,100    6,992,703       0.1%
    ICC International PCL......................................................   2,670,100    3,219,672       0.0%
    Indorama Ventures PCL......................................................   5,093,500    3,816,455       0.0%
    IRPC PCL................................................................... 134,461,600   18,763,032       0.1%
    Kang Yong Electric PCL.....................................................       6,600       62,066       0.0%
    KGI Securities Thailand PCL................................................  20,354,800    2,173,484       0.0%
    Khon Kaen Sugar Industry PCL...............................................   1,603,720      236,435       0.0%
    Kiatnakin Bank PCL.........................................................   5,785,100    6,493,211       0.0%
    Krung Thai Bank PCL........................................................  61,213,400   37,138,420       0.2%
    Laguna Resorts & Hotels PCL................................................   1,022,500      845,234       0.0%
    Lanna Resources PCL........................................................     846,100      323,399       0.0%
    LH Financial Group PCL.....................................................  12,542,446      684,860       0.0%
    MBK PCL....................................................................     266,100      114,625       0.0%
    MCOT PCL...................................................................   1,046,600      450,833       0.0%
    MK Real Estate Development PCL.............................................   3,169,600      548,058       0.0%
*   Nation Multimedia Group PCL................................................   3,462,900      194,338       0.0%
*   Polyplex Thailand PCL......................................................   2,762,900      880,038       0.0%
    Precious Shipping PCL......................................................   8,829,100    3,642,523       0.0%
*   Property Perfect PCL.......................................................  28,007,500      917,582       0.0%
    PTT Exploration & Production PCL...........................................   7,636,500   27,103,610       0.2%
    PTT Global Chemical PCL....................................................  27,515,741   53,629,193       0.3%
    PTT PCL....................................................................  17,737,200  191,549,923       1.0%
    Quality Houses PCL.........................................................  10,281,297      966,844       0.0%
    Regional Container Lines PCL...............................................   5,282,500    1,602,457       0.0%
    Saha Pathana Inter-Holding PCL.............................................   2,801,300    2,188,184       0.0%
    Saha Pathanapibul PCL......................................................   1,594,833    2,019,848       0.0%
    Saha-Union PCL.............................................................   2,963,700    3,416,369       0.0%
*   Sahaviriya Steel Industries PCL............................................ 103,899,940      693,402       0.0%
    Sansiri PCL................................................................  93,363,466    5,352,858       0.0%
    SC Asset Corp PCL..........................................................  33,422,653    3,487,757       0.0%
    Siam Future Development PCL................................................   6,903,746    1,193,731       0.0%
    Siamgas & Petrochemicals PCL...............................................   5,773,900    2,154,375       0.0%
    Somboon Advance Technology PCL.............................................   3,436,300    1,970,152       0.0%
    Sri Ayudhya Capital PCL....................................................      85,100       94,871       0.0%
    Sri Trang Agro-Industry PCL................................................   8,629,800    3,377,049       0.0%
    Srithai Superware PCL......................................................  21,358,000    1,645,664       0.0%
*   Tata Steel Thailand PCL....................................................  48,610,300    1,105,953       0.0%
*   Thai Airways International PCL.............................................  18,032,611    6,892,489       0.0%
*   Thai Carbon Black PCL......................................................     441,000      337,790       0.0%
    Thai Oil PCL...............................................................  12,109,700   21,489,988       0.1%
    Thai Rayon PCL.............................................................      58,700       46,298       0.0%
    Thai Stanley Electric PCL(B01GKK6).........................................     174,600    1,048,712       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
THAILAND -- (Continued)
    Thai Stanley Electric PCL(B01GKM8).........................................      43,100 $    258,875       0.0%
    Thai Wacoal PCL............................................................      85,000      128,925       0.0%
    Thanachart Capital PCL.....................................................  10,803,400   11,142,594       0.1%
    Thitikorn PCL..............................................................     962,200      297,723       0.0%
    Thoresen Thai Agencies PCL.................................................  19,449,978    7,906,255       0.1%
    Tipco Asphalt PCL..........................................................   2,958,000    1,417,758       0.0%
    Tisco Financial Group PCL..................................................   2,168,500    2,976,630       0.0%
    TMB Bank PCL...............................................................  39,524,000    3,117,318       0.0%
    Total Access Communication PCL.............................................   2,754,780    7,249,421       0.1%
    TPI Polene PCL............................................................. 160,396,840   14,110,445       0.1%
    Vanachai Group PCL.........................................................  10,240,920    2,469,750       0.0%
    Vinythai PCL...............................................................   6,688,917    2,069,679       0.0%
                                                                                            ------------       ---
TOTAL THAILAND.................................................................              575,989,293       3.0%
                                                                                            ------------       ---
TURKEY -- (1.7%)
    Adana Cimento Sanayii TAS Class A..........................................   1,072,051    2,803,031       0.0%
#*  Adese Alisveris Merkezleri Ticaret A.S.....................................     152,622      609,259       0.0%
    Akbank TAS.................................................................  14,433,710   42,053,197       0.2%
#*  Akenerji Elektrik Uretim A.S...............................................   3,844,893    1,595,797       0.0%
#   Akfen Holding A.S..........................................................     839,567    2,110,501       0.0%
    Aksa Akrilik Kimya Sanayii AS..............................................   1,649,556    6,662,383       0.1%
    Aksigorta A.S..............................................................     877,125      781,237       0.0%
#   Alarko Holding A.S.........................................................   1,562,507    2,378,949       0.0%
#   Albaraka Turk Katilim Bankasi A.S..........................................   3,760,873    2,431,450       0.0%
    Anadolu Anonim Turk Sigorta Sirketi........................................   4,326,842    2,232,013       0.0%
#   Anadolu Cam Sanayii A.S....................................................   2,713,171    1,999,497       0.0%
#*  Anadolu Efes Biracilik Ve Malt Sanayii A.S.................................     228,609    1,924,545       0.0%
#   Aygaz A.S..................................................................   1,020,159    3,738,163       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S...................................     457,094    1,261,654       0.0%
*   Bolu Cimento Sanayii A.S...................................................     753,805    1,565,448       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S..............................     888,582    2,376,023       0.0%
#*  Boyner Perakende Ve Tekstil Yatirimlari AS.................................      40,468      966,707       0.0%
    Cimsa Cimento Sanayi VE Ticaret AS.........................................      44,379      272,301       0.0%
#*  Deva Holding A.S...........................................................     393,139      375,301       0.0%
#*  Dogan Sirketler Grubu Holding A.S..........................................  16,834,393    3,838,495       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S...................................     231,982      993,185       0.0%
    EGE Seramik Sanayi ve Ticaret A.S..........................................   1,369,272    2,059,809       0.0%
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S..   1,771,651    1,883,359       0.0%
#   Enka Insaat ve Sanayi A.S..................................................     236,406      508,108       0.0%
    Eregli Demir ve Celik Fabrikalari TAS......................................  24,473,976   41,300,205       0.2%
    Gentas Genel Metal Sanayi ve Ticaret A.S...................................     331,018      169,416       0.0%
*   Global Yatirim Holding A.S.................................................   3,790,568    3,629,133       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S........................      20,414      581,222       0.0%
#*  GSD Holding AS.............................................................   4,585,286    2,606,313       0.0%
#*  Hurriyet Gazetecilik ve Matbaacilik AS.....................................   3,737,714    1,032,823       0.0%
*   Ihlas EV Aletleri..........................................................          --           --       0.0%
#*  Ihlas Holding A.S..........................................................  12,700,332    1,283,605       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS........................   1,771,050    2,215,007       0.0%
    Is Finansal Kiralama A.S...................................................   2,631,887    1,032,878       0.0%
    Is Yatirim Menkul Degerler A.S. Class A....................................     481,784      208,714       0.0%
#*  Izmir Demir Celik Sanayi A.S...............................................     412,878      403,519       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A................   1,700,143    1,526,360       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                             PERCENTAGE
                                                                                  SHARES       VALUE++     OF NET ASSETS**
                                                                                ---------- --------------- ---------------
TURKEY -- (Continued)
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................          1 $             1       0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.....................................  1,409,780         890,847       0.0%
#   KOC Holding A.S............................................................  6,840,631      32,353,660       0.2%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S..............................  1,412,866       1,524,576       0.0%
#*  Menderes Tekstil Sanayi ve Ticaret A.S.....................................  1,017,777         258,638       0.0%
*   Metro Ticari ve Mali Yatirimlar Holding A.S................................  4,462,291       1,670,816       0.0%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S......................    474,529         670,406       0.0%
#*  Parsan Makina Parcalari Sanayi AS..........................................     35,451          63,403       0.0%
    Pinar Entegre Et ve Un Sanayi A.S..........................................    343,247       1,240,663       0.0%
    Pinar SUT Mamulleri Sanayii A.S............................................     79,239         762,293       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S......................................      5,859              --       0.0%
*   Sabah Yayincilik...........................................................     31,938              --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.........................  1,345,000       1,590,506       0.0%
#*  Sasa Polyester Sanayi A.S..................................................  2,315,248       2,112,167       0.0%
*   Sekerbank TAS..............................................................  8,314,708       5,580,256       0.1%
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S...................................  2,649,433       2,754,427       0.0%
#   Soda Sanayii A.S...........................................................  2,138,886       5,212,853       0.0%
#*  Tekfen Holding A.S.........................................................  1,964,030       3,670,728       0.0%
#*  Tekstil Bankasi A.S........................................................  1,683,023       1,291,711       0.0%
#   Trakya Cam Sanayi A.S......................................................  5,565,250       6,700,077       0.1%
*   Turcas Petrol A.S..........................................................         --              --       0.0%
*   Turk Hava Yollari AO....................................................... 12,505,708      41,484,240       0.2%
    Turkiye Garanti Bankasi A.S................................................     95,402         303,545       0.0%
#   Turkiye Is Bankasi......................................................... 20,150,574      45,310,087       0.3%
#   Turkiye Sinai Kalkinma Bankasi A.S.........................................  8,564,505       6,464,923       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S........................................ 10,885,772      13,910,922       0.1%
#   Turkiye Vakiflar Bankasi Tao...............................................  9,463,634      16,790,543       0.1%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S....................................     20,768          98,795       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S....................................  1,948,645       4,026,273       0.0%
#   Yapi ve Kredi Bankasi A.S..................................................  8,878,932      13,902,426       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S...........................................  1,130,962         872,081       0.0%
                                                                                           ---------------      ----
TOTAL TURKEY...................................................................                354,921,470       1.8%
                                                                                           ---------------      ----
TOTAL COMMON STOCKS............................................................             18,711,847,188      96.5%
                                                                                           ---------------      ----
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    Alpargatas SA..............................................................     27,700          91,109       0.0%
    Banco ABC Brasil SA........................................................  1,160,240       4,967,589       0.0%
    Banco Daycoval SA..........................................................    645,148       1,715,141       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B............................  1,057,568       4,103,278       0.0%
*   Banco Industrial e Comercial SA............................................  1,675,900       4,143,930       0.0%
    Banco Pan SA...............................................................  1,995,292       1,145,673       0.0%
    Banco Pine SA..............................................................    436,030         756,878       0.0%
    Banco Sofisa SA............................................................    580,800         452,041       0.0%
    Braskem SA Class A.........................................................  2,149,197       8,987,830       0.0%
    Cia Ferro Ligas da Bahia--Ferbasa..........................................    906,134       2,411,987       0.0%
    Eucatex SA Industria e Comercio............................................    353,288         410,398       0.0%
    Gerdau SA..................................................................  4,131,499      13,781,034       0.1%
    Grazziotin SA..............................................................      2,400          12,028       0.0%
    Marcopolo SA...............................................................  2,533,671       2,337,777       0.0%
    Parana Banco SA............................................................    117,300         455,504       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA..................................................... 19,497,904 $ 84,451,334       0.4%
*   Petroleo Brasileiro SA Sponsored ADR....................................... 21,247,784  184,430,765       1.0%
    Randon Participacoes SA....................................................  2,401,100    3,187,706       0.0%
    Suzano Papel e Celulose SA Class A.........................................  7,767,371   38,927,729       0.2%
    Unipar Carbocloro SA Class B...............................................    925,874    1,367,476       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A.............................  6,661,726   13,199,855       0.1%
    Vale SA.................................................................... 29,350,500  176,807,307       0.9%
#   Vale SA Sponsored ADR...................................................... 14,557,802   88,074,702       0.5%
                                                                                           ------------       ---
TOTAL BRAZIL...................................................................             636,219,071       3.2%
                                                                                           ------------       ---
COLOMBIA -- (0.1%)
    Grupo Argos SA.............................................................     26,192      199,244       0.0%
    Grupo de Inversiones Suramericana SA.......................................    886,026   13,204,837       0.1%
                                                                                           ------------       ---
TOTAL COLOMBIA.................................................................              13,404,081       0.1%
                                                                                           ------------       ---
TOTAL PREFERRED STOCKS.........................................................             649,623,152       3.3%
                                                                                           ------------       ---
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   PDG Realty SA Empreendimentos e Participacoes Rights 05/18/15.............. 13,316,346      397,773       0.0%
                                                                                           ------------       ---
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants 10/14/16.....................  1,473,281      129,259       0.0%
                                                                                           ------------       ---
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17.........................     82,000          823       0.0%
                                                                                           ------------       ---
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 12/31/15.......................    178,635       23,323       0.0%
*   Eastern & Oriental Bhd Warrants 07/21/19...................................  1,830,337      190,152       0.0%
*   KNM Group Bhd Warrants 04/20/21............................................  3,022,732      178,232       0.0%
                                                                                           ------------       ---
TOTAL MALAYSIA.................................................................                 391,707       0.0%
                                                                                           ------------       ---
SOUTH AFRICA -- (0.0%)
*   Northam Platinum Ltd. Rights...............................................    792,302       13,986       0.0%
                                                                                           ------------       ---
SOUTH KOREA -- (0.0%)
*   Hyunjin Materials Co., Ltd. Rights 05/28/15................................     16,016       16,211       0.0%
*   Lotte Non-Life Insurance Co., Ltd. Rights 06/04/15.........................     78,401       32,911       0.0%
*   Paik Kwang Industrial Co., Ltd. Rights 05/28/15............................     46,646       25,020       0.0%
                                                                                           ------------       ---
TOTAL SOUTH KOREA..............................................................                  74,142       0.0%
                                                                                           ------------       ---
THAILAND -- (0.0%)
*   Thoresen Thai Agencies PCL Warrants 02/28/19...............................  1,395,169      102,421       0.0%
                                                                                           ------------       ---
TOTAL RIGHTS/WARRANTS..........................................................               1,110,111       0.0%
                                                                                           ------------       ---

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT                      PERCENTAGE
                                                                               (000)        VALUE+      OF NET ASSETS**
                                                                            ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@ DFA Short Term Investment Fund........................................ 123,477,584 $ 1,428,635,642        7.4%
                                                                                        ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $19,660,936,590).......................             $20,791,216,093      107.2%
                                                                                        ===============      =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------------
                                  LEVEL 1         LEVEL 2         LEVEL 3      TOTAL
                               -------------- --------------- ----------- ---------------
Common Stocks
   Brazil..................... $1,105,689,225              --     --      $ 1,105,689,225
   Chile......................    312,485,118              --     --          312,485,118
   China......................    268,610,292 $ 3,099,665,831     --        3,368,276,123
   Colombia...................     33,660,713              --     --           33,660,713
   Czech Republic.............             --      49,374,494     --           49,374,494
   Greece.....................             --      14,646,197     --           14,646,197
   Hungary....................             --      90,394,421     --           90,394,421
   India......................    211,860,211   1,481,132,567     --        1,692,992,778
   Indonesia..................      5,095,600     503,895,713     --          508,991,313
   Israel.....................             --           2,636     --                2,636
   Malaysia...................             --     748,363,794     --          748,363,794
   Mexico.....................  1,167,059,786         184,114     --        1,167,243,900
   Philippines................             --     238,593,563     --          238,593,563
   Poland.....................             --     416,805,543     --          416,805,543
   Russia.....................        598,052     437,246,467     --          437,844,519
   South Africa...............    198,279,924   1,384,195,372     --        1,582,475,296
   South Korea................    333,553,733   2,617,655,360     --        2,951,209,093
   Spain......................      7,894,495              --     --            7,894,495
   Taiwan.....................     46,897,764   3,007,095,440     --        3,053,993,204
   Thailand...................    575,989,293              --     --          575,989,293
   Turkey.....................             --     354,921,470     --          354,921,470
Preferred Stocks
   Brazil.....................    636,219,071              --     --          636,219,071
   Colombia...................     13,404,081              --     --           13,404,081
Rights/Warrants
   Brazil.....................             --         397,773     --              397,773
   China......................             --         129,259     --              129,259
   Indonesia..................             --             823     --                  823
   Malaysia...................             --         391,707     --              391,707
   South Africa...............             --          13,986     --               13,986
   South Korea................             --          74,142     --               74,142
   Thailand...................             --         102,421     --              102,421
Securities Lending Collateral.             --   1,428,635,642     --        1,428,635,642
                               -------------- ---------------     --      ---------------
TOTAL......................... $4,917,297,358 $15,873,918,735     --      $20,791,216,093
                               ============== ===============     ==      ===============

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
COMMON STOCKS -- (88.8%)

Consumer Discretionary -- (14.9%)
*   1-800-Flowers.com, Inc. Class A           3,000 $   31,710       0.0%
    A. H. Belo Corp. Class A                  1,763     11,794       0.0%
    Aaron's, Inc.                             7,257    246,738       0.1%
#   Abercrombie & Fitch Co. Class A           5,896    132,542       0.0%
    Advance Auto Parts, Inc.                  1,545    220,935       0.0%
#*  Aeropostale, Inc.                         6,474     20,005       0.0%
*   Amazon.com, Inc.                          3,400  1,434,052       0.3%
*   Ambassadors Group, Inc.                   1,110      3,186       0.0%
    AMC Entertainment Holdings, Inc. Class A  1,800     54,108       0.0%
#*  AMC Networks, Inc. Class A                2,764    208,516       0.0%
*   America's Car-Mart, Inc.                  1,100     56,474       0.0%
*   American Axle & Manufacturing Holdings,
      Inc.                                    5,209    129,860       0.0%
#   American Eagle Outfitters, Inc.          17,493    278,314       0.1%
*   American Public Education, Inc.           2,102     58,625       0.0%
*   ANN, Inc.                                 6,568    248,664       0.1%
*   Apollo Education Group, Inc. Class A     12,336    207,060       0.0%
    Aramark                                   9,152    281,241       0.1%
    Arctic Cat, Inc.                          1,500     53,235       0.0%
    Ark Restaurants Corp.                       120      2,939       0.0%
*   Asbury Automotive Group, Inc.             3,749    315,028       0.1%
*   Ascena Retail Group, Inc.                13,414    201,076       0.0%
#*  Ascent Capital Group, Inc. Class A          900     36,036       0.0%
#   Autoliv, Inc.                             3,670    435,702       0.1%
*   AutoNation, Inc.                          8,474    521,575       0.1%
*   AutoZone, Inc.                              400    269,064       0.1%
*   Ballantyne Strong, Inc.                     900      4,212       0.0%
#*  Barnes & Noble, Inc.                      6,724    147,256       0.0%
    Bassett Furniture Industries, Inc.        1,200     33,864       0.0%
#*  Beazer Homes USA, Inc.                    1,140     19,961       0.0%
#   bebe stores, Inc.                        14,150     46,837       0.0%
#*  Bed Bath & Beyond, Inc.                  13,529    953,253       0.2%
*   Belmond, Ltd. Class A                    10,073    124,099       0.0%
    Best Buy Co., Inc.                       22,822    790,782       0.2%
    Big 5 Sporting Goods Corp.                2,401     32,750       0.0%
#   Big Lots, Inc.                            6,817    310,651       0.1%
*   Biglari Holdings, Inc.                      180     65,792       0.0%
    Bloomin' Brands, Inc.                    14,057    318,532       0.1%
#*  Blue Nile, Inc.                           1,050     28,571       0.0%
*   Blyth, Inc.                               1,150      8,832       0.0%
#   Bob Evans Farms, Inc.                     2,625    112,928       0.0%
#   Bon-Ton Stores, Inc. (The)                1,300      9,321       0.0%
*   Books-A-Million, Inc.                       600      1,722       0.0%
    BorgWarner, Inc.                          9,132    540,614       0.1%
*   Bridgepoint Education, Inc.               3,580     31,397       0.0%
*   Bright Horizons Family Solutions, Inc.    4,941    248,433       0.1%
#   Brinker International, Inc.               3,391    187,760       0.0%
    Brown Shoe Co., Inc.                      4,171    123,879       0.0%
#   Brunswick Corp.                           7,716    386,109       0.1%
#   Buckle, Inc. (The)                        1,193     53,446       0.0%
*   Build-A-Bear Workshop, Inc.               1,400     25,802       0.0%
*   Burlington Stores, Inc.                   2,783    143,519       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Cabela's, Inc.                            4,590 $  242,077       0.1%
#   Cablevision Systems Corp. Class A        10,800    215,784       0.0%
#   Callaway Golf Co.                         5,865     56,773       0.0%
*   Cambium Learning Group, Inc.              2,515      7,444       0.0%
    Capella Education Co.                     1,786     96,498       0.0%
*   Career Education Corp.                    8,336     35,011       0.0%
#*  CarMax, Inc.                              9,225    628,315       0.1%
*   Carmike Cinemas, Inc.                     1,500     45,270       0.0%
    Carnival Corp.                            6,748    296,710       0.1%
#   Carriage Services, Inc.                   1,352     31,961       0.0%
*   Carrols Restaurant Group, Inc.            3,178     28,729       0.0%
    Carter's, Inc.                            3,483    347,812       0.1%
    Cato Corp. (The) Class A                  2,682    105,510       0.0%
*   Cavco Industries, Inc.                      680     44,588       0.0%
    CBS Corp. Class A                           234     15,102       0.0%
    CBS Corp. Class B                         9,928    616,827       0.1%
*   Charles & Colvard, Ltd.                     612        783       0.0%
*   Charter Communications, Inc. Class A      1,493    279,281       0.1%
#   Cheesecake Factory, Inc. (The)            6,109    306,244       0.1%
    Cherokee, Inc.                              813     17,642       0.0%
    Chico's FAS, Inc.                        15,122    254,957       0.1%
#   Children's Place, Inc. (The)              1,885    114,344       0.0%
*   Chipotle Mexican Grill, Inc.                300    186,402       0.0%
    Choice Hotels International, Inc.         2,560    153,267       0.0%
*   Christopher & Banks Corp.                 3,927     23,326       0.0%
    Cinemark Holdings, Inc.                  10,924    465,690       0.1%
*   Citi Trends, Inc.                         1,712     38,999       0.0%
    Clear Channel Outdoor Holdings, Inc.
      Class A                                 1,900     21,622       0.0%
    ClubCorp Holdings, Inc.                   6,560    143,598       0.0%
    Coach, Inc.                               4,576    174,849       0.0%
    Collectors Universe, Inc.                   700     16,121       0.0%
    Columbia Sportswear Co.                   4,896    306,979       0.1%
    Comcast Corp. Class A                    88,751  5,126,258       0.9%
#   Comcast Corp. Special Class A            18,144  1,044,913       0.2%
#*  Conn's, Inc.                              3,060     85,588       0.0%
    Cooper Tire & Rubber Co.                  6,800    288,932       0.1%
*   Cooper-Standard Holding, Inc.               200     12,204       0.0%
#   Cracker Barrel Old Country Store, Inc.    2,523    334,247       0.1%
#*  Crocs, Inc.                               6,759     89,219       0.0%
*   Crown Media Holdings, Inc. Class A       12,299     46,121       0.0%
    CSS Industries, Inc.                        200      5,668       0.0%
    CST Brands, Inc.                          9,159    382,022       0.1%
    Culp, Inc.                                1,000     25,850       0.0%
*   Cumulus Media, Inc. Class A               6,797     15,497       0.0%
    Dana Holding Corp.                       18,046    389,252       0.1%
#*  Deckers Outdoor Corp.                     2,737    202,538       0.0%
    Delphi Automotive P.L.C.                  3,700    307,100       0.1%
*   Delta Apparel, Inc.                         600      7,362       0.0%
*   Denny's Corp.                             4,879     50,790       0.0%
    Destination Maternity Corp.               1,363     16,070       0.0%
#*  Destination XL Group, Inc.                3,677     17,907       0.0%
    DeVry Education Group, Inc.               5,721    173,003       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Diamond Resorts International, Inc.        3,113 $   99,647       0.0%
    Dick's Sporting Goods, Inc.                8,148    442,110       0.1%
    Dillard's, Inc. Class A                    4,423    582,023       0.1%
    DineEquity, Inc.                           3,003    289,579       0.1%
*   DIRECTV                                    3,462    314,021       0.1%
*   Discovery Communications, Inc.             4,700    142,081       0.0%
#*  Discovery Communications, Inc. Class A     2,200     71,192       0.0%
*   Discovery Communications, Inc. Class B       100      3,215       0.0%
*   DISH Network Corp. Class A                 2,278    154,129       0.0%
#*  Dixie Group, Inc. (The)                    1,369     13,457       0.0%
    Dollar General Corp.                      11,430    831,075       0.2%
*   Dollar Tree, Inc.                          4,902    374,562       0.1%
    Domino's Pizza, Inc.                       2,600    280,410       0.1%
#*  Dorman Products, Inc.                      4,152    194,438       0.0%
    DR Horton, Inc.                           12,343    313,512       0.1%
#*  DreamWorks Animation SKG, Inc. Class A     6,140    160,008       0.0%
    Drew Industries, Inc.                      2,948    167,063       0.0%
    DSW, Inc. Class A                          6,303    228,610       0.1%
#   Dunkin' Brands Group, Inc.                 6,639    345,958       0.1%
    Emerson Radio Corp.                        1,100      1,529       0.0%
*   Entercom Communications Corp. Class A      2,874     34,143       0.0%
    Entravision Communications Corp. Class A   7,957     52,039       0.0%
    Escalade, Inc.                               750     13,493       0.0%
#   Ethan Allen Interiors, Inc.                2,800     67,816       0.0%
*   EVINE Live, Inc.                           3,340     19,906       0.0%
    EW Scripps Co. (The) Class A               5,597    130,354       0.0%
#   Expedia, Inc.                              2,653    249,992       0.1%
*   Express, Inc.                              6,979    113,758       0.0%
    Family Dollar Stores, Inc.                 2,210    172,689       0.0%
#*  Famous Dave's Of America, Inc.               843     23,773       0.0%
*   Federal-Mogul Holdings Corp.               8,186    105,599       0.0%
*   Fiesta Restaurant Group, Inc.              1,467     74,157       0.0%
    Finish Line, Inc. (The) Class A            5,243    128,611       0.0%
#*  Five Below, Inc.                           3,641    122,775       0.0%
    Flexsteel Industries, Inc.                   648     23,334       0.0%
    Foot Locker, Inc.                          7,422    441,238       0.1%
    Ford Motor Co.                           143,102  2,261,012       0.4%
#*  Fossil Group, Inc.                         3,088    259,330       0.1%
#*  Fox Factory Holding Corp.                  5,023     76,450       0.0%
*   Francesca's Holdings Corp.                 1,910     32,336       0.0%
#   Fred's, Inc. Class A                       3,637     61,356       0.0%
    Frisch's Restaurants, Inc.                   382     10,912       0.0%
#*  FTD Cos., Inc.                             2,211     63,102       0.0%
#*  Fuel Systems Solutions, Inc.               2,116     23,488       0.0%
#*  G-III Apparel Group, Ltd.                  1,994    221,693       0.1%
*   Gaiam, Inc. Class A                          597      3,916       0.0%
#   GameStop Corp. Class A                    13,200    508,728       0.1%
*   Gaming Partners International Corp.          400      4,432       0.0%
    Gannett Co., Inc.                         10,017    343,783       0.1%
#   Gap, Inc. (The)                            8,008    317,437       0.1%
#   Garmin, Ltd.                               7,197    325,232       0.1%
*   Geeknet, Inc.                                200      1,800       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    General Motors Co.                       35,244 $1,235,655       0.2%
*   Genesco, Inc.                             2,198    148,563       0.0%
    Gentex Corp.                             25,532    442,980       0.1%
*   Gentherm, Inc.                            3,727    196,525       0.0%
#   Genuine Parts Co.                         4,112    369,463       0.1%
    GNC Holdings, Inc. Class A                7,300    314,265       0.1%
    Goodyear Tire & Rubber Co. (The)         12,851    364,519       0.1%
*   Gordmans Stores, Inc.                     1,178      8,576       0.0%
    Graham Holdings Co. Class B                 500    511,465       0.1%
*   Grand Canyon Education, Inc.              4,656    210,824       0.0%
*   Gray Television, Inc.                     5,793     76,815       0.0%
    Group 1 Automotive, Inc.                  2,694    212,772       0.0%
#*  Groupon, Inc.                            12,334     85,351       0.0%
#   Guess?, Inc.                              6,685    122,402       0.0%
#   H&R Block, Inc.                           6,388    193,173       0.0%
    Hanesbrands, Inc.                         9,600    298,368       0.1%
    Harley-Davidson, Inc.                     5,536    311,179       0.1%
    Harman International Industries, Inc.     1,536    200,264       0.0%
    Harte-Hanks, Inc.                         4,994     33,909       0.0%
#   Hasbro, Inc.                              2,562    181,364       0.0%
    Haverty Furniture Cos., Inc.              2,057     44,143       0.0%
*   Helen of Troy, Ltd.                       2,520    220,777       0.0%
#*  hhgregg, Inc.                             2,852     16,313       0.0%
#*  Hibbett Sports, Inc.                      2,337    109,372       0.0%
*   Hilton Worldwide Holdings, Inc.           3,134     90,761       0.0%
    Home Depot, Inc. (The)                   13,337  1,426,792       0.3%
    Hooker Furniture Corp.                      554     14,099       0.0%
*   Houghton Mifflin Harcourt Co.               854     19,522       0.0%
#*  Hovnanian Enterprises, Inc. Class A       5,995     18,704       0.0%
    HSN, Inc.                                 3,549    221,529       0.0%
*   Hyatt Hotels Corp. Class A                  906     52,593       0.0%
#*  Iconix Brand Group, Inc.                  5,768    151,756       0.0%
    International Speedway Corp. Class A      2,160     78,538       0.0%
    Interpublic Group of Cos., Inc. (The)     9,100    189,644       0.0%
    Interval Leisure Group, Inc.              5,640    139,816       0.0%
#*  iRobot Corp.                              1,239     40,168       0.0%
#*  ITT Educational Services, Inc.              800      4,224       0.0%
    Jack in the Box, Inc.                     4,864    422,049       0.1%
*   JAKKS Pacific, Inc.                         496      3,308       0.0%
#*  Jamba, Inc.                               1,100     17,336       0.0%
#*  JC Penney Co., Inc.                      20,488    170,050       0.0%
    John Wiley & Sons, Inc. Class A           4,825    274,446       0.1%
    John Wiley & Sons, Inc. Class B             312     17,703       0.0%
    Johnson Controls, Inc.                    8,906    448,684       0.1%
    Johnson Outdoors, Inc. Class A              666     20,979       0.0%
*   Journal Media Group, Inc.                 1,638     15,217       0.0%
*   K12, Inc.                                 4,300     69,531       0.0%
#*  Kate Spade & Co.                          3,795    124,097       0.0%
#   KB Home                                   6,016     87,172       0.0%
*   Kirkland's, Inc.                          1,734     41,165       0.0%
    Kohl's Corp.                             12,093    866,463       0.2%
#*  Krispy Kreme Doughnuts, Inc.              4,347     77,377       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    L Brands, Inc.                            4,500 $  402,120       0.1%
    La-Z-Boy, Inc.                            5,515    144,548       0.0%
*   Lakeland Industries, Inc.                   300      2,766       0.0%
#*  Lands' End, Inc.                          1,188     34,903       0.0%
*   LeapFrog Enterprises, Inc.                6,900     15,594       0.0%
    Lear Corp.                                4,497    499,302       0.1%
*   Learning Tree International, Inc.           700        826       0.0%
#*  Lee Enterprises, Inc.                     1,100      3,300       0.0%
#   Leggett & Platt, Inc.                     9,777    415,229       0.1%
#   Lennar Corp. Class A                      6,497    297,563       0.1%
    Lennar Corp. Class B                        755     27,580       0.0%
    Libbey, Inc.                              4,404    173,297       0.0%
*   Liberty Broadband Corp.(530307206)           21      1,155       0.0%
*   Liberty Broadband Corp.(530307305)        6,092    330,552       0.1%
*   Liberty Broadband Corp. Class A           2,082    112,928       0.0%
*   Liberty Interactive Corp. Class A        20,290    583,540       0.1%
#*  Liberty Interactive Corp. Class B            60      1,718       0.0%
*   Liberty Media Corp.                       7,935    301,133       0.1%
*   Liberty Media Corp. Class A               3,630    139,319       0.0%
    Liberty Tax, Inc.                         1,200     33,240       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                                 6,006    178,438       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class B                                     6        255       0.0%
*   Liberty Ventures Series A                12,711    529,794       0.1%
#*  Liberty Ventures Series B                    14        586       0.0%
*   Life Time Fitness, Inc.                   4,100    293,150       0.1%
    Lifetime Brands, Inc.                       706     10,272       0.0%
    Lincoln Educational Services Corp.        1,400      3,080       0.0%
#   Lions Gate Entertainment Corp.            3,604    111,760       0.0%
    Lithia Motors, Inc. Class A               2,490    248,328       0.1%
*   Live Nation Entertainment, Inc.          17,865    447,697       0.1%
*   LKQ Corp.                                15,252    412,872       0.1%
*   Loral Space & Communications, Inc.          771     53,199       0.0%
    Lowe's Cos., Inc.                        13,724    945,035       0.2%
*   Luby's, Inc.                              1,850      9,805       0.0%
*   Lululemon Athletica, Inc.                 2,568    163,428       0.0%
#*  Lumber Liquidators Holdings, Inc.         1,700     46,733       0.0%
*   M/I Homes, Inc.                           2,700     60,912       0.0%
    Macy's, Inc.                              8,856    572,363       0.1%
#*  Madison Square Garden Co. (The) Class A   6,968    559,530       0.1%
    Marcus Corp. (The)                        1,500     29,055       0.0%
    Marine Products Corp.                       880      6,248       0.0%
*   MarineMax, Inc.                           2,363     52,175       0.0%
#   Marriott International, Inc. Class A      1,800    144,090       0.0%
    Marriott Vacations Worldwide Corp.        2,857    234,874       0.1%
*   Martha Stewart Living Omnimedia, Inc.
      Class A                                 3,017     16,594       0.0%
#   Mattel, Inc.                             12,574    354,084       0.1%
#*  Mattress Firm Holding Corp.                 851     50,277       0.0%
*   McClatchy Co. (The) Class A               6,574      9,138       0.0%
    McDonald's Corp.                         10,952  1,057,416       0.2%
#   MDC Holdings, Inc.                        5,029    134,978       0.0%
*   Media General, Inc.                       2,442     41,245       0.0%
    Men's Wearhouse, Inc. (The)               4,405    249,279       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Consumer Discretionary -- (Continued)
#   Meredith Corp.                            3,598 $187,240       0.0%
*   Meritage Homes Corp.                      3,886  166,204       0.0%
*   Michael Kors Holdings, Ltd.               3,600  222,696       0.1%
*   Modine Manufacturing Co.                  4,909   60,332       0.0%
*   Mohawk Industries, Inc.                   2,525  438,087       0.1%
#   Monro Muffler Brake, Inc.                 2,496  149,485       0.0%
    Morningstar, Inc.                         1,697  128,785       0.0%
*   Motorcar Parts of America, Inc.           2,025   59,191       0.0%
    Movado Group, Inc.                        1,800   52,704       0.0%
*   Murphy USA, Inc.                          6,295  411,252       0.1%
    NACCO Industries, Inc. Class A              500   24,490       0.0%
    Nathan's Famous, Inc.                       600   24,684       0.0%
    National CineMedia, Inc.                  4,358   66,416       0.0%
*   Nautilus, Inc.                            2,810   47,236       0.0%
*   Netflix, Inc.                               400  222,600       0.1%
*   New York & Co., Inc.                      5,501   13,918       0.0%
#   New York Times Co. (The) Class A          8,872  118,796       0.0%
    Newell Rubbermaid, Inc.                   4,702  179,287       0.0%
*   News Corp. Class A                       12,298  194,062       0.0%
*   News Corp. Class B                        6,275   97,702       0.0%
    Nexstar Broadcasting Group, Inc. Class A  1,958  114,465       0.0%
    NIKE, Inc. Class B                        5,720  565,365       0.1%
#*  Noodles & Co.                               700   14,014       0.0%
    Nordstrom, Inc.                           4,469  337,678       0.1%
*   Norwegian Cruise Line Holdings, Ltd.      5,699  276,458       0.1%
    Nutrisystem, Inc.                         2,677   50,997       0.0%
*   NVR, Inc.                                   100  132,649       0.0%
*   O'Reilly Automotive, Inc.                 2,219  483,365       0.1%
*   Office Depot, Inc.                       42,218  389,250       0.1%
#   Omnicom Group, Inc.                       5,266  398,952       0.1%
*   Orbitz Worldwide, Inc.                    7,538   88,345       0.0%
#   Outerwall, Inc.                           1,885  125,221       0.0%
#*  Overstock.com, Inc.                         945   20,289       0.0%
    Oxford Industries, Inc.                   2,069  164,382       0.0%
#*  Pacific Sunwear of California, Inc.       4,200    8,820       0.0%
#*  Panera Bread Co. Class A                  1,200  218,976       0.0%
    Papa John's International, Inc.           2,782  170,731       0.0%
    Penske Automotive Group, Inc.             9,775  477,118       0.1%
*   Pep Boys-Manny, Moe & Jack (The)          4,400   40,304       0.0%
#*  Perfumania Holdings, Inc.                   260    1,420       0.0%
*   Perry Ellis International, Inc.           1,310   31,335       0.0%
#   PetMed Express, Inc.                      1,883   29,808       0.0%
#   Pier 1 Imports, Inc.                      8,159  103,211       0.0%
#   Polaris Industries, Inc.                  1,500  205,440       0.0%
    Pool Corp.                                2,790  181,043       0.0%
*   Popeyes Louisiana Kitchen, Inc.           1,622   90,313       0.0%
*   Priceline Group, Inc. (The)                 461  570,630       0.1%
    PulteGroup, Inc.                         13,645  263,348       0.1%
#   PVH Corp.                                 2,820  291,447       0.1%
#*  Quiksilver, Inc.                         15,874   26,351       0.0%
    Ralph Lauren Corp.                        2,695  359,540       0.1%
*   Red Lion Hotels Corp.                     1,300    9,100       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Consumer Discretionary -- (Continued)
*   Red Robin Gourmet Burgers, Inc.           1,336 $100,320       0.0%
#   Regal Entertainment Group Class A         5,943  130,746       0.0%
*   Regis Corp.                               4,906   81,047       0.0%
    Remy International, Inc.                  3,079   68,508       0.0%
    Rent-A-Center, Inc.                       5,611  166,086       0.0%
#*  Rentrak Corp.                               600   28,440       0.0%
*   Restoration Hardware Holdings, Inc.       1,200  103,404       0.0%
    Rocky Brands, Inc.                          402    9,021       0.0%
    Ross Stores, Inc.                         4,145  409,858       0.1%
#   Royal Caribbean Cruises, Ltd.             6,093  414,690       0.1%
*   Ruby Tuesday, Inc.                        5,355   38,984       0.0%
#   Ryland Group, Inc. (The)                  4,627  190,725       0.0%
    Saga Communications, Inc. Class A           347   13,877       0.0%
    Salem Media Group, Inc. Class A           1,500    7,320       0.0%
*   Sally Beauty Holdings, Inc.               6,985  218,002       0.0%
    Scholastic Corp.                          2,300   93,472       0.0%
#   Scripps Networks Interactive, Inc.
      Class A                                 2,293  160,189       0.0%
#*  Sears Holdings Corp.                      1,569   62,666       0.0%
#   SeaWorld Entertainment, Inc.              3,218   68,222       0.0%
*   Select Comfort Corp.                      5,337  164,486       0.0%
    Service Corp. International              25,146  696,041       0.1%
*   Shiloh Industries, Inc.                     800    9,304       0.0%
    Shoe Carnival, Inc.                       1,830   47,781       0.0%
#*  Shutterfly, Inc.                          3,660  163,822       0.0%
    Signet Jewelers, Ltd.                     1,322  177,320       0.0%
#   Sinclair Broadcast Group, Inc. Class A    4,043  123,878       0.0%
#*  Sirius XM Holdings, Inc.                 51,304  202,651       0.0%
#   Six Flags Entertainment Corp.             5,326  250,429       0.1%
*   Sizmek, Inc.                              2,881   20,052       0.0%
#*  Skechers U.S.A., Inc. Class A             2,912  261,847       0.1%
*   Skullcandy, Inc.                          1,600   17,296       0.0%
*   Skyline Corp.                               400    1,432       0.0%
    Sonic Automotive, Inc. Class A            4,084   95,361       0.0%
    Sonic Corp.                               4,575  131,074       0.0%
#   Sotheby's                                 6,252  267,023       0.1%
    Spartan Motors, Inc.                      3,249   15,303       0.0%
    Speedway Motorsports, Inc.                3,766   86,241       0.0%
    Stage Stores, Inc.                        3,367   65,017       0.0%
    Standard Motor Products, Inc.             2,454   92,761       0.0%
#*  Standard Pacific Corp.                   26,336  213,322       0.0%
*   Stanley Furniture Co., Inc.                 661    1,778       0.0%
    Staples, Inc.                            28,472  464,663       0.1%
    Starbucks Corp.                          15,308  758,971       0.1%
    Starwood Hotels & Resorts Worldwide,
      Inc.                                    3,441  295,754       0.1%
#*  Starz                                     5,158  202,864       0.0%
*   Starz Class B                                87    3,379       0.0%
    Stein Mart, Inc.                          3,005   35,549       0.0%
*   Steiner Leisure, Ltd.                     1,169   56,393       0.0%
*   Steven Madden, Ltd.                       6,516  254,254       0.1%
*   Stoneridge, Inc.                          2,545   30,642       0.0%
#   Strattec Security Corp.                     200   15,014       0.0%
#*  Strayer Education, Inc.                     800   40,576       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#   Sturm Ruger & Co., Inc.                   1,000 $   54,810       0.0%
    Superior Industries International, Inc.   2,981     55,447       0.0%
    Superior Uniform Group, Inc.                986     16,762       0.0%
    Sypris Solutions, Inc.                    1,400      2,142       0.0%
#*  Systemax, Inc.                            2,256     23,575       0.0%
    Target Corp.                             18,179  1,433,051       0.3%
*   Taylor Morrison Home Corp. Class A        1,759     32,577       0.0%
*   Tempur Sealy International, Inc.          2,572    156,661       0.0%
*   Tenneco, Inc.                             3,072    179,558       0.0%
#*  Tesla Motors, Inc.                          280     63,294       0.0%
    Texas Roadhouse, Inc.                     7,300    245,280       0.1%
    Thor Industries, Inc.                     4,388    264,026       0.1%
    Tiffany & Co.                             2,128    186,157       0.0%
#*  Tile Shop Holdings, Inc.                    500      6,485       0.0%
*   Tilly's, Inc. Class A                       732      9,765       0.0%
    Time Warner Cable, Inc.                   7,696  1,196,882       0.2%
    Time Warner, Inc.                        41,427  3,496,853       0.6%
#   Time, Inc.                                6,513    148,692       0.0%
    TJX Cos., Inc. (The)                      7,317    472,239       0.1%
#*  Toll Brothers, Inc.                      12,051    428,293       0.1%
*   Tower International, Inc.                 2,023     52,315       0.0%
#   Town Sports International Holdings, Inc.  1,582      9,698       0.0%
    Tractor Supply Co.                        3,032    260,934       0.1%
*   Trans World Entertainment Corp.             200        752       0.0%
#*  TRI Pointe Homes, Inc.                   10,497    149,897       0.0%
#*  TripAdvisor, Inc.                         2,369    190,681       0.0%
*   TRW Automotive Holdings Corp.             6,473    680,053       0.1%
#*  Tuesday Morning Corp.                     1,700     26,894       0.0%
#*  Tumi Holdings, Inc.                       6,959    162,771       0.0%
#   Tupperware Brands Corp.                   1,875    125,362       0.0%
#   Twenty-First Century Fox, Inc. Class A   17,984    612,895       0.1%
    Twenty-First Century Fox, Inc. Class B    6,200    206,770       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.    3,400    513,706       0.1%
#*  Under Armour, Inc. Class A                2,600    201,630       0.0%
*   Unifi, Inc.                               1,402     49,477       0.0%
*   Universal Electronics, Inc.               1,382     74,545       0.0%
    Universal Technical Institute, Inc.       1,356     11,458       0.0%
#*  Urban Outfitters, Inc.                   12,495    500,300       0.1%
*   US Auto Parts Network, Inc.               1,256      2,010       0.0%
    Vail Resorts, Inc.                        2,804    278,185       0.1%
    Value Line, Inc.                            213      3,078       0.0%
    VF Corp.                                  3,356    243,075       0.1%
    Viacom, Inc. Class A                        100      6,913       0.0%
    Viacom, Inc. Class B                      3,419    237,450       0.1%
*   Vince Holding Corp.                       1,500     27,645       0.0%
*   Visteon Corp.                             3,513    356,218       0.1%
#*  Vitamin Shoppe, Inc.                      2,642    110,647       0.0%
*   VOXX International Corp.                  2,097     19,984       0.0%
    Walt Disney Co. (The)                    27,965  3,040,355       0.6%
#*  Weight Watchers International, Inc.         800      6,840       0.0%
#   Wendy's Co. (The)                        34,658    350,739       0.1%
*   West Marine, Inc.                         2,272     22,834       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Consumer Discretionary -- (Continued)
#   Weyco Group, Inc.                           547 $    15,590       0.0%
    Whirlpool Corp.                           4,120     723,472       0.1%
#*  William Lyon Homes Class A                1,200      25,980       0.0%
    Williams-Sonoma, Inc.                     2,819     207,281       0.0%
    Winmark Corp.                               400      36,004       0.0%
#   Winnebago Industries, Inc.                3,180      65,858       0.0%
#   Wolverine World Wide, Inc.                9,624     295,746       0.1%
    Wyndham Worldwide Corp.                   7,554     645,112       0.1%
    Yum! Brands, Inc.                         4,438     381,490       0.1%
*   Zagg, Inc.                                3,143      26,181       0.0%
*   Zumiez, Inc.                              3,207     101,694       0.0%
                                                    -----------      ----
Total Consumer Discretionary                         93,271,678      16.7%
                                                    -----------      ----
Consumer Staples -- (5.0%)
#   Alico, Inc.                                 722      33,768       0.0%
    Andersons, Inc. (The)                     2,371     101,218       0.0%
#   Avon Products, Inc.                      13,732     112,190       0.0%
#   B&G Foods, Inc.                           6,046     183,798       0.0%
*   Boulder Brands, Inc.                      5,333      50,877       0.0%
    Bunge, Ltd.                               5,022     433,750       0.1%
#   Cal-Maine Foods, Inc.                     4,030     180,181       0.0%
    Calavo Growers, Inc.                      1,958      99,173       0.0%
#   Campbell Soup Co.                         7,570     338,455       0.1%
    Casey's General Stores, Inc.              5,256     431,938       0.1%
*   Central Garden & Pet Co.                    800       7,404       0.0%
*   Central Garden and Pet Co. Class A        4,600      45,080       0.0%
#*  Chefs' Warehouse, Inc. (The)              2,008      36,566       0.0%
    Clorox Co. (The)                          3,119     330,926       0.1%
#   Coca-Cola Bottling Co. Consolidated         835      94,355       0.0%
    Coca-Cola Co. (The)                      47,418   1,923,274       0.4%
    Coca-Cola Enterprises, Inc.               6,485     287,999       0.1%
    Colgate-Palmolive Co.                     9,625     647,570       0.1%
    ConAgra Foods, Inc.                      10,967     396,457       0.1%
    Costco Wholesale Corp.                    5,196     743,288       0.1%
    Coty, Inc. Class A                        1,300      31,083       0.0%
    CVS Health Corp.                         33,631   3,339,222       0.6%
*   Darling Ingredients, Inc.                13,939     190,407       0.0%
    Dean Foods Co.                            7,794     126,653       0.0%
*   Diamond Foods, Inc.                       1,588      44,528       0.0%
#   Dr Pepper Snapple Group, Inc.             4,291     320,023       0.1%
    Energizer Holdings, Inc.                  2,467     337,042       0.1%
    Estee Lauder Cos., Inc. (The) Class A     2,392     194,446       0.0%
#*  Farmer Bros Co.                           2,029      50,583       0.0%
#   Flowers Foods, Inc.                      17,495     390,838       0.1%
    Fresh Del Monte Produce, Inc.             5,871     216,816       0.0%
*   Fresh Market, Inc. (The)                  3,200     112,448       0.0%
    General Mills, Inc.                       7,633     422,410       0.1%
#*  Hain Celestial Group, Inc. (The)          5,000     301,200       0.1%
#*  Herbalife, Ltd.                           2,380      98,818       0.0%
    Hormel Foods Corp.                        6,472     351,753       0.1%
*   HRG Group, Inc.                           4,799      60,131       0.0%
    Ingles Markets, Inc. Class A              1,571      65,762       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Staples -- (Continued)
    Ingredion, Inc.                           7,690 $  610,586       0.1%
    Inter Parfums, Inc.                       2,557     77,170       0.0%
*   Inventure Foods, Inc.                     2,048     19,968       0.0%
    J&J Snack Foods Corp.                     1,479    154,304       0.0%
    JM Smucker Co. (The)                      4,049    469,360       0.1%
    John B. Sanfilippo & Son, Inc.            1,000     52,010       0.0%
    Kellogg Co.                               2,818    178,464       0.0%
    Keurig Green Mountain, Inc.               1,345    156,518       0.0%
    Kimberly-Clark Corp.                      4,048    444,025       0.1%
    Kraft Foods Group, Inc.                   7,422    629,014       0.1%
    Kroger Co. (The)                          6,043    416,423       0.1%
    Lancaster Colony Corp.                    2,193    196,624       0.0%
*   Landec Corp.                              2,933     41,678       0.0%
#*  Lifeway Foods, Inc.                         300      6,063       0.0%
#   Limoneira Co.                             1,022     23,445       0.0%
*   Mannatech, Inc.                              40        772       0.0%
    McCormick & Co., Inc.(579780107)             90      6,771       0.0%
#   McCormick & Co., Inc.(579780206)          2,125    160,012       0.0%
    Mead Johnson Nutrition Co.                2,400    230,208       0.0%
#*  Medifast, Inc.                            1,758     52,740       0.0%
    Mondelez International, Inc. Class A     29,452  1,130,073       0.2%
*   Monster Beverage Corp.                    3,919    537,334       0.1%
*   National Beverage Corp.                   2,957     66,089       0.0%
*   Natural Grocers by Vitamin Cottage, Inc.  2,621     68,985       0.0%
#   Nu Skin Enterprises, Inc. Class A         4,563    258,038       0.1%
*   Nutraceutical International Corp.           500      9,750       0.0%
    Oil-Dri Corp. of America                    300      9,846       0.0%
*   Omega Protein Corp.                       2,490     31,822       0.0%
    Orchids Paper Products Co.                  552     11,862       0.0%
    PepsiCo, Inc.                            21,670  2,061,250       0.4%
#   Pilgrim's Pride Corp.                    14,740    364,078       0.1%
    Pinnacle Foods, Inc.                     12,524    507,848       0.1%
#*  Post Holdings, Inc.                       4,665    218,975       0.0%
#   Pricesmart, Inc.                          2,368    190,529       0.0%
    Procter & Gamble Co. (The)               38,643  3,072,505       0.6%
*   Revlon, Inc. Class A                      2,672    104,502       0.0%
*   Rite Aid Corp.                           19,981    154,054       0.0%
    Rocky Mountain Chocolate Factory, Inc.      400      5,136       0.0%
#   Sanderson Farms, Inc.                     3,290    247,145       0.1%
*   Seneca Foods Corp. Class A                1,000     28,820       0.0%
#   Snyder's-Lance, Inc.                      5,772    170,447       0.0%
    SpartanNash Co.                           4,100    123,697       0.0%
    Spectrum Brands Holdings, Inc.            5,880    537,608       0.1%
#*  Sprouts Farmers Market, Inc.              4,788    153,144       0.0%
*   SUPERVALU, Inc.                          18,800    165,252       0.0%
#   Sysco Corp.                               6,790    251,434       0.1%
#   Tootsie Roll Industries, Inc.             1,656     51,303       0.0%
#*  TreeHouse Foods, Inc.                     3,272    265,883       0.1%
    Tyson Foods, Inc. Class A                16,918    668,261       0.1%
#*  United Natural Foods, Inc.                3,563    240,360       0.1%
*   USANA Health Sciences, Inc.               1,200    136,488       0.0%
    Village Super Market, Inc. Class A          548     17,498       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Consumer Staples -- (Continued)
    Walgreens Boots Alliance, Inc.           16,457 $ 1,364,779       0.3%
    WD-40 Co.                                 1,300     105,248       0.0%
    Weis Markets, Inc.                        2,323     103,025       0.0%
*   WhiteWave Foods Co. (The) Class A         8,410     369,788       0.1%
    Whole Foods Market, Inc.                  7,041     336,278       0.1%
                                                    -----------       ---
Total Consumer Staples                               31,197,719       5.6%
                                                    -----------       ---
Energy -- (9.5%)
    Adams Resources & Energy, Inc.              317      14,772       0.0%
    Alon USA Energy, Inc.                     6,898     110,989       0.0%
#*  Alpha Natural Resources, Inc.            19,979      16,183       0.0%
    Anadarko Petroleum Corp.                 19,543   1,838,996       0.3%
    Apache Corp.                              9,572     654,725       0.1%
#*  Approach Resources, Inc.                  1,880      16,488       0.0%
#*  Arch Coal, Inc.                           5,856       5,705       0.0%
#   Atwood Oceanics, Inc.                     5,597     186,828       0.0%
    Baker Hughes, Inc.                       11,739     803,652       0.2%
*   Basic Energy Services, Inc.               4,510      45,957       0.0%
*   Bill Barrett Corp.                        3,669      42,560       0.0%
*   Bonanza Creek Energy, Inc.                5,427     149,568       0.0%
#   Bristow Group, Inc.                       3,443     213,914       0.0%
*   C&J Energy Services, Ltd.                 4,789      83,568       0.0%
    Cabot Oil & Gas Corp.                     5,487     185,570       0.0%
    California Resources Corp.               12,042     111,991       0.0%
*   Callon Petroleum Co.                      5,553      49,644       0.0%
*   Cameron International Corp.               8,927     489,378       0.1%
#   CARBO Ceramics, Inc.                      2,000      88,460       0.0%
*   Carrizo Oil & Gas, Inc.                   5,488     305,846       0.1%
*   Cheniere Energy, Inc.                     4,100     313,609       0.1%
#   Chesapeake Energy Corp.                  43,668     688,644       0.1%
    Chevron Corp.                            48,498   5,386,188       1.0%
    Cimarex Energy Co.                        5,036     626,478       0.1%
#*  Clayton Williams Energy, Inc.             1,500      83,505       0.0%
#*  Clean Energy Fuels Corp.                  6,207      61,263       0.0%
#*  Cloud Peak Energy, Inc.                   5,067      32,885       0.0%
#*  Cobalt International Energy, Inc.         8,455      90,469       0.0%
#   Comstock Resources, Inc.                  4,683      25,148       0.0%
*   Concho Resources, Inc.                    3,761     476,368       0.1%
    ConocoPhillips                           45,108   3,063,735       0.6%
#   CONSOL Energy, Inc.                       7,580     246,198       0.1%
*   Contango Oil & Gas Co.                    1,565      39,235       0.0%
#*  Continental Resources, Inc.               1,400      73,682       0.0%
#   Core Laboratories NV                        700      91,896       0.0%
#   CVR Energy, Inc.                          4,948     198,118       0.0%
*   Dawson Geophysical Co.                    1,562       8,888       0.0%
    Delek US Holdings, Inc.                   6,086     224,695       0.1%
#   Denbury Resources, Inc.                  24,776     218,277       0.0%
    Devon Energy Corp.                       11,789     804,128       0.2%
#   DHT Holdings, Inc.                        2,476      19,808       0.0%
#   Diamond Offshore Drilling, Inc.           9,260     309,932       0.1%
*   Diamondback Energy, Inc.                  2,821     232,930       0.1%
*   Dresser-Rand Group, Inc.                  3,422     282,897       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
#*  Dril-Quip, Inc.                           2,252 $   179,529       0.0%
#*  Emerald Oil, Inc.                         3,042       1,947       0.0%
    Energen Corp.                             2,829     201,340       0.0%
#   Energy XXI, Ltd.                          6,596      28,825       0.0%
*   ENGlobal Corp.                            1,300       2,106       0.0%
    EnLink Midstream LLC                      6,259     220,004       0.1%
    EOG Resources, Inc.                      19,792   1,958,418       0.4%
    EQT Corp.                                 2,323     208,931       0.0%
*   Era Group, Inc.                           1,769      39,236       0.0%
    Evolution Petroleum Corp.                   900       6,192       0.0%
    Exterran Holdings, Inc.                   6,071     225,052       0.1%
    Exxon Mobil Corp.                       150,753  13,171,290       2.4%
*   FieldPoint Petroleum Corp.                  100         196       0.0%
*   FMC Technologies, Inc.                   13,371     589,661       0.1%
*   Forum Energy Technologies, Inc.           4,826     112,253       0.0%
#   GasLog, Ltd.                              3,696      82,384       0.0%
#*  Gastar Exploration, Inc.                  5,400      19,602       0.0%
#*  Geospace Technologies Corp.                 961      20,758       0.0%
#*  Goodrich Petroleum Corp.                    528       2,043       0.0%
    Green Plains, Inc.                        3,474     108,180       0.0%
    Gulf Island Fabrication, Inc.             1,358      17,912       0.0%
#   Gulfmark Offshore, Inc. Class A           1,928      28,939       0.0%
*   Gulfport Energy Corp.                     5,071     248,175       0.1%
#*  Halcon Resources Corp.                   24,970      37,205       0.0%
    Halliburton Co.                          18,616     911,253       0.2%
*   Helix Energy Solutions Group, Inc.       10,286     169,513       0.0%
#   Helmerich & Payne, Inc.                   5,370     418,699       0.1%
#*  Hercules Offshore, Inc.                  13,737      11,060       0.0%
    Hess Corp.                                7,612     585,363       0.1%
    HollyFrontier Corp.                       6,532     253,311       0.1%
#*  Hornbeck Offshore Services, Inc.          2,781      63,546       0.0%
#*  ION Geophysical Corp.                    16,050      36,594       0.0%
*   Jones Energy, Inc. Class A                1,200      12,312       0.0%
*   Key Energy Services, Inc.                15,592      38,044       0.0%
#   Kinder Morgan, Inc.                      26,778   1,150,115       0.2%
*   Kosmos Energy, Ltd.                      22,995     224,891       0.1%
#*  Laredo Petroleum, Inc.                    9,430     148,994       0.0%
#   LinnCo LLC                                8,628     110,007       0.0%
    Marathon Oil Corp.                       19,942     620,196       0.1%
    Marathon Petroleum Corp.                 12,293   1,211,721       0.2%
#*  Matador Resources Co.                     6,992     193,818       0.0%
*   Matrix Service Co.                        2,700      59,319       0.0%
#*  McDermott International, Inc.            15,569      81,737       0.0%
#*  Mitcham Industries, Inc.                    900       4,410       0.0%
#   Murphy Oil Corp.                         12,301     585,651       0.1%
    Nabors Industries, Ltd.                  18,389     307,096       0.1%
    National Oilwell Varco, Inc.              8,218     447,141       0.1%
*   Natural Gas Services Group, Inc.          1,108      28,088       0.0%
*   Newfield Exploration Co.                 13,484     529,112       0.1%
#*  Newpark Resources, Inc.                   8,826      90,555       0.0%
#   Noble Corp. P.L.C.                       15,288     264,635       0.1%
    Noble Energy, Inc.                       10,198     517,243       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Energy -- (Continued)
    Nordic American Tankers, Ltd.               168 $    2,055       0.0%
#*  Northern Oil and Gas, Inc.                4,834     42,733       0.0%
#*  Nuverra Environmental Solutions, Inc.     1,352      5,489       0.0%
#*  Oasis Petroleum, Inc.                    11,012    197,555       0.0%
    Occidental Petroleum Corp.               12,756  1,021,756       0.2%
    Oceaneering International, Inc.           5,972    329,117       0.1%
*   Oil States International, Inc.            6,599    314,046       0.1%
    ONEOK, Inc.                               5,330    256,373       0.1%
*   Overseas Shipholding Group, Inc.          1,675      5,678       0.0%
#*  Pacific Drilling SA                       4,590     21,435       0.0%
    Panhandle Oil and Gas, Inc. Class A       1,762     40,174       0.0%
#   Paragon Offshore P.L.C.                   4,329      7,835       0.0%
*   Parker Drilling Co.                       8,879     33,296       0.0%
    Patterson-UTI Energy, Inc.               12,755    285,074       0.1%
#   PBF Energy, Inc. Class A                  6,005    170,422       0.0%
*   PDC Energy, Inc.                          3,256    184,745       0.0%
#   Peabody Energy Corp.                     17,857     84,464       0.0%
#*  Penn Virginia Corp.                       5,869     39,205       0.0%
*   PetroQuest Energy, Inc.                   8,603     23,056       0.0%
*   PHI, Inc. Non-Voting                      1,125     35,246       0.0%
    Phillips 66                               9,152    725,845       0.1%
*   Pioneer Energy Services Corp.             5,857     43,635       0.0%
    Pioneer Natural Resources Co.             1,200    207,336       0.0%
    QEP Resources, Inc.                      13,918    313,155       0.1%
#   Range Resources Corp.                     6,260    397,886       0.1%
#*  Renewable Energy Group, Inc.              3,805     35,044       0.0%
#*  REX American Resources Corp.                885     55,950       0.0%
#*  Rex Energy Corp.                          5,942     29,710       0.0%
#*  RigNet, Inc.                              1,558     58,363       0.0%
#*  Rosetta Resources, Inc.                   5,887    134,400       0.0%
#   Rowan Cos. P.L.C. Class A                 9,249    195,986       0.0%
    RPC, Inc.                                 8,850    140,804       0.0%
#*  SandRidge Energy, Inc.                   49,244     93,071       0.0%
#   Scorpio Tankers, Inc.                    16,677    155,763       0.0%
#*  SEACOR Holdings, Inc.                     1,988    144,448       0.0%
    SemGroup Corp. Class A                    1,900    159,961       0.0%
#*  Seventy Seven Energy, Inc.                2,119     10,743       0.0%
#   Ship Finance International, Ltd.          7,432    117,128       0.0%
    SM Energy Co.                             7,275    421,732       0.1%
#*  Southwestern Energy Co.                  22,879    641,298       0.1%
#   Spectra Energy Corp.                      5,421    201,932       0.0%
*   Stone Energy Corp.                        5,305     90,556       0.0%
    Superior Energy Services, Inc.           13,677    348,764       0.1%
#*  Swift Energy Co.                          2,735      8,260       0.0%
*   Synergy Resources Corp.                   9,070    108,659       0.0%
    Targa Resources Corp.                     2,035    213,614       0.0%
#   Teekay Corp.                              7,749    385,203       0.1%
    Tesco Corp.                               3,658     47,042       0.0%
    Tesoro Corp.                              9,888    848,687       0.2%
*   TETRA Technologies, Inc.                  8,049     58,114       0.0%
#   Tidewater, Inc.                           3,764    104,225       0.0%
#   Transocean, Ltd.                         13,542    254,860       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Energy -- (Continued)
#*  Triangle Petroleum Corp.                  6,897 $    41,175       0.0%
#*  Ultra Petroleum Corp.                     5,572      94,891       0.0%
*   Unit Corp.                                4,431     154,376       0.0%
#   US Silica Holdings, Inc.                  2,398      89,565       0.0%
*   Vaalco Energy, Inc.                       4,700      11,609       0.0%
    Valero Energy Corp.                      18,251   1,038,482       0.2%
#   W&T Offshore, Inc.                        7,431      47,781       0.0%
#*  Warren Resources, Inc.                    7,700       8,316       0.0%
*   Weatherford International P.L.C.         44,530     647,912       0.1%
    Western Refining, Inc.                   13,500     594,675       0.1%
*   Westmoreland Coal Co.                     1,247      35,440       0.0%
*   Whiting Petroleum Corp.                  10,025     380,048       0.1%
*   Willbros Group, Inc.                      6,298      15,745       0.0%
    Williams Cos., Inc. (The)                 5,338     273,252       0.1%
    World Fuel Services Corp.                 6,100     338,550       0.1%
*   WPX Energy, Inc.                         13,418     184,498       0.0%
                                                    -----------      ----
Total Energy                                         59,406,615      10.7%
                                                    -----------      ----
Financials -- (16.1%)
    1st Source Corp.                          2,827      87,976       0.0%
    Access National Corp.                     1,067      20,166       0.0%
    ACE, Ltd.                                 5,400     577,746       0.1%
*   Affiliated Managers Group, Inc.           2,125     480,526       0.1%
    Aflac, Inc.                              11,653     734,605       0.1%
    Alexander & Baldwin, Inc.                 5,393     218,309       0.0%
*   Alleghany Corp.                             610     288,847       0.1%
    Allied World Assurance Co. Holdings AG    7,433     305,794       0.1%
    Allstate Corp. (The)                     10,954     763,056       0.1%
*   Altisource Asset Management Corp.            75      16,800       0.0%
#*  Altisource Portfolio Solutions SA         1,456      35,308       0.0%
*   Ambac Financial Group, Inc.               4,054      93,283       0.0%
    American Equity Investment Life Holding
      Co.                                     8,299     223,658       0.0%
    American Express Co.                     13,147   1,018,235       0.2%
    American Financial Group, Inc.            7,161     452,575       0.1%
    American International Group, Inc.       24,101   1,356,645       0.2%
    American National Bankshares, Inc.          800      18,008       0.0%
    American National Insurance Co.           2,078     207,925       0.0%
    Ameriprise Financial, Inc.                3,376     422,945       0.1%
    Ameris Bancorp                            2,298      57,427       0.0%
    AMERISAFE, Inc.                           1,512      68,327       0.0%
    AmeriServ Financial, Inc.                   300         963       0.0%
#   Amtrust Financial Services, Inc.          8,642     513,940       0.1%
    Aon P.L.C.                                3,000     288,690       0.1%
*   Arch Capital Group, Ltd.                  4,522     274,395       0.1%
    Argo Group International Holdings, Ltd.   2,117     103,712       0.0%
    Arrow Financial Corp.                     1,307      34,060       0.0%
    Arthur J Gallagher & Co.                  3,972     189,981       0.0%
#   Artisan Partners Asset Management, Inc.
      Class A                                 1,661      74,396       0.0%
    Aspen Insurance Holdings, Ltd.            6,259     292,483       0.1%
    Associated Banc-Corp                     16,173     304,214       0.1%
    Assurant, Inc.                            5,743     352,965       0.1%
    Assured Guaranty, Ltd.                   15,503     402,923       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
*   Asta Funding, Inc.                           707 $    5,939       0.0%
    Astoria Financial Corp.                   10,608    139,707       0.0%
*   Atlanticus Holdings Corp.                    886      2,437       0.0%
#*  AV Homes, Inc.                               800     12,624       0.0%
    Axis Capital Holdings, Ltd.                7,521    391,543       0.1%
    Baldwin & Lyons, Inc. Class B              1,666     37,802       0.0%
    Banc of California, Inc.                   1,780     22,072       0.0%
    Bancfirst Corp.                            1,595     92,063       0.0%
#*  Bancorp, Inc. (The)                        4,541     44,229       0.0%
#   BancorpSouth, Inc.                        10,644    257,691       0.1%
    Bank Mutual Corp.                          5,323     38,272       0.0%
    Bank of America Corp.                    190,626  3,036,672       0.6%
    Bank of Commerce Holdings                    300      1,710       0.0%
#   Bank of Hawaii Corp.                       4,532    273,687       0.1%
    Bank of New York Mellon Corp. (The)       18,171    769,360       0.1%
#   Bank of the Ozarks, Inc.                   5,496    213,025       0.0%
    BankFinancial Corp.                        2,924     37,427       0.0%
    BankUnited, Inc.                           7,923    260,350       0.1%
    Banner Corp.                               2,038     92,158       0.0%
    Bar Harbor Bankshares                        378     13,309       0.0%
    BB&T Corp.                                12,218    467,827       0.1%
    BBCN Bancorp, Inc.                         8,289    117,621       0.0%
*   Beneficial Bancorp, Inc.                   8,215     95,294       0.0%
*   Berkshire Hathaway, Inc. Class B          14,710  2,077,199       0.4%
    Berkshire Hills Bancorp, Inc.              3,138     87,895       0.0%
    BGC Partners, Inc. Class A                28,752    288,526       0.1%
    BlackRock, Inc.                            2,188    796,301       0.1%
#*  BofI Holding, Inc.                         1,610    147,814       0.0%
#   BOK Financial Corp.                        4,007    261,216       0.1%
    Boston Private Financial Holdings, Inc.    8,729    114,786       0.0%
    Bridge Bancorp, Inc.                         944     23,855       0.0%
*   Bridge Capital Holdings                    1,784     48,257       0.0%
    Brookline Bancorp, Inc.                    8,067     86,882       0.0%
    Brown & Brown, Inc.                       13,725    438,514       0.1%
    Bryn Mawr Bank Corp.                       1,628     48,987       0.0%
    C&F Financial Corp.                          500     17,530       0.0%
    Calamos Asset Management, Inc. Class A     2,328     28,797       0.0%
    Camden National Corp.                        953     36,519       0.0%
    Cape Bancorp, Inc.                           300      2,910       0.0%
*   Capital Bank Financial Corp. Class A       2,041     55,352       0.0%
    Capital City Bank Group, Inc.              2,300     32,361       0.0%
    Capital One Financial Corp.               14,167  1,145,402       0.2%
    Capitol Federal Financial, Inc.           14,898    178,776       0.0%
    Cardinal Financial Corp.                   3,100     63,953       0.0%
*   Cascade Bancorp                            1,734      8,358       0.0%
#   Cash America International, Inc.           3,229     83,696       0.0%
    Cathay General Bancorp                     8,925    255,076       0.1%
    CBOE Holdings, Inc.                        4,250    239,147       0.0%
*   CBRE Group, Inc. Class A                   7,084    271,601       0.1%
    Centerstate Banks, Inc.                    4,391     53,395       0.0%
    Central Pacific Financial Corp.            2,777     63,593       0.0%
    Century Bancorp, Inc. Class A                165      6,374       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Financials -- (Continued)
    Charles Schwab Corp. (The)               14,441 $  440,450       0.1%
    Chemical Financial Corp.                  2,959     91,433       0.0%
    Chubb Corp. (The)                         3,893    382,877       0.1%
#   Cincinnati Financial Corp.                5,879    297,713       0.1%
    CIT Group, Inc.                           7,935    357,313       0.1%
    Citigroup, Inc.                          49,020  2,613,746       0.5%
#   Citizens Holding Co.                        160      3,034       0.0%
#*  Citizens, Inc.                            3,580     20,191       0.0%
#   City Holding Co.                          1,381     63,485       0.0%
    City National Corp.                       4,276    398,523       0.1%
    Clifton Bancorp, Inc.                     3,131     42,738       0.0%
    CME Group, Inc.                           6,073    552,096       0.1%
    CNA Financial Corp.                       1,586     63,916       0.0%
    CNB Financial Corp.                       1,592     27,351       0.0%
    CNO Financial Group, Inc.                16,379    278,443       0.1%
    CoBiz Financial, Inc.                     4,125     49,541       0.0%
#   Cohen & Steers, Inc.                        914     34,604       0.0%
    Columbia Banking System, Inc.             5,901    175,260       0.0%
#   Comerica, Inc.                            6,247    296,170       0.1%
#   Commerce Bancshares, Inc.                 8,929    381,358       0.1%
#   Community Bank System, Inc.               4,081    142,631       0.0%
*   Community Bankers Trust Corp.               100        446       0.0%
    Community Trust Bancorp, Inc.             2,016     64,673       0.0%
    ConnectOne Bancorp, Inc.                  1,539     29,580       0.0%
#   Consolidated-Tomoka Land Co.                400     21,896       0.0%
*   Consumer Portfolio Services, Inc.         1,908     12,192       0.0%
*   Cowen Group, Inc. Class A                11,008     61,535       0.0%
    Crawford & Co. Class A                      900      6,525       0.0%
#   Crawford & Co. Class B                    3,450     28,187       0.0%
#*  Credit Acceptance Corp.                   2,520    595,224       0.1%
#   Cullen/Frost Bankers, Inc.                4,796    349,820       0.1%
*   Customers Bancorp, Inc.                   2,581     65,067       0.0%
#   CVB Financial Corp.                      10,411    162,932       0.0%
    Diamond Hill Investment Group, Inc.         295     53,749       0.0%
    Dime Community Bancshares, Inc.           4,270     67,978       0.0%
    Discover Financial Services              17,240    999,403       0.2%
    Donegal Group, Inc. Class A               2,143     32,381       0.0%
*   E*TRADE Financial Corp.                  11,618    334,482       0.1%
*   Eagle Bancorp, Inc.                       2,028     74,752       0.0%
    East West Bancorp, Inc.                  13,443    545,651       0.1%
#   Eaton Vance Corp.                         5,953    244,549       0.1%
*   eHealth, Inc.                             1,477     18,108       0.0%
    EMC Insurance Group, Inc.                 1,476     51,129       0.0%
    Employers Holdings, Inc.                  3,663     89,414       0.0%
#*  Encore Capital Group, Inc.                2,316     93,659       0.0%
    Endurance Specialty Holdings, Ltd.        4,641    280,224       0.1%
*   Enova International, Inc.                 2,508     46,423       0.0%
*   Enstar Group, Ltd.                        1,511    214,622       0.0%
    Enterprise Financial Services Corp.       1,561     32,047       0.0%
    Erie Indemnity Co. Class A                4,311    356,735       0.1%
    ESSA Bancorp, Inc.                          800     10,280       0.0%
#   EverBank Financial Corp.                  4,191     77,827       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Financials -- (Continued)
    Evercore Partners, Inc. Class A           3,100 $149,544       0.0%
    Everest Re Group, Ltd.                    2,368  423,659       0.1%
#*  Ezcorp, Inc. Class A                      5,130   47,196       0.0%
*   Farmers Capital Bank Corp.                  466   10,886       0.0%
#   FBL Financial Group, Inc. Class A         1,900  110,713       0.0%
    Federal Agricultural Mortgage Corp.
      Class C                                   900   28,296       0.0%
#   Federated Investors, Inc. Class B         6,890  237,016       0.0%
    Federated National Holding Co.            1,400   40,320       0.0%
    Fidelity Southern Corp.                   1,701   28,577       0.0%
    Fifth Third Bancorp                      29,408  588,160       0.1%
#   Financial Engines, Inc.                   3,258  137,390       0.0%
    Financial Institutions, Inc.                944   22,231       0.0%
*   First Acceptance Corp.                      900    2,583       0.0%
    First American Financial Corp.            8,407  292,480       0.1%
    First Bancorp, Inc.                       1,481   24,703       0.0%
*   First BanCorp.(318672706)                20,520  123,325       0.0%
    First Bancorp.(318910106)                 1,900   30,837       0.0%
    First Busey Corp.                         7,910   49,358       0.0%
    First Business Financial Services, Inc.     400   18,168       0.0%
*   First Cash Financial Services, Inc.       2,737  132,307       0.0%
    First Citizens BancShares, Inc. Class A     936  224,958       0.0%
    First Commonwealth Financial Corp.       10,631   95,892       0.0%
    First Community Bancshares, Inc.          1,687   28,274       0.0%
    First Connecticut Bancorp, Inc.           1,434   21,195       0.0%
    First Defiance Financial Corp.              812   28,420       0.0%
    First Financial Bancorp                   5,927  102,300       0.0%
#   First Financial Bankshares, Inc.          4,584  132,753       0.0%
    First Financial Corp.                     1,138   38,635       0.0%
    First Financial Northwest, Inc.           1,000   11,900       0.0%
#   First Horizon National Corp.             19,079  271,876       0.1%
    First Interstate Bancsystem, Inc.         2,111   57,124       0.0%
*   First Marblehead Corp. (The)                 30      189       0.0%
    First Merchants Corp.                     3,889   87,775       0.0%
    First Midwest Bancorp, Inc.               7,859  134,389       0.0%
*   First NBC Bank Holding Co.                1,300   45,734       0.0%
    First Niagara Financial Group, Inc.      28,865  262,527       0.1%
    First Republic Bank                       4,111  239,630       0.0%
    First South Bancorp, Inc.                   100      837       0.0%
    FirstMerit Corp.                         12,938  250,609       0.1%
*   Flagstar Bancorp, Inc.                    4,895   84,096       0.0%
    Flushing Financial Corp.                  3,359   64,358       0.0%
#   FNB Corp.                                18,150  240,850       0.0%
    FNF Group                                12,528  450,883       0.1%
*   FNFV Group                                4,175   62,416       0.0%
#*  Forest City Enterprises, Inc. Class A    13,724  326,082       0.1%
*   Forestar Group, Inc.                      3,415   50,405       0.0%
    Fox Chase Bancorp, Inc.                     906   15,067       0.0%
    Franklin Resources, Inc.                  8,505  438,518       0.1%
*   FRP Holdings, Inc.                          400   13,888       0.0%
    Fulton Financial Corp.                   20,201  245,644       0.1%
#   FXCM, Inc. Class A                        3,568    7,172       0.0%
#   Gain Capital Holdings, Inc.               4,356   43,037       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Financials -- (Continued)
    GAMCO Investors, Inc. Class A               600 $   46,386       0.0%
*   Genworth Financial, Inc. Class A         16,122    141,712       0.0%
    German American Bancorp, Inc.             1,018     29,125       0.0%
    Glacier Bancorp, Inc.                     7,284    191,861       0.0%
*   Global Indemnity P.L.C.                   1,457     39,995       0.0%
    Goldman Sachs Group, Inc. (The)          10,090  1,981,878       0.4%
    Great Southern Bancorp, Inc.              1,267     49,945       0.0%
*   Green Dot Corp. Class A                   2,677     43,100       0.0%
#   Greenhill & Co., Inc.                     2,309     91,321       0.0%
*   Greenlight Capital Re, Ltd. Class A       3,300    100,287       0.0%
    Griffin Land & Nurseries, Inc.              375     11,738       0.0%
    Guaranty Bancorp                          1,760     27,702       0.0%
*   Hallmark Financial Services, Inc.         1,226     13,584       0.0%
    Hancock Holding Co.                       8,091    235,529       0.0%
    Hanmi Financial Corp.                     3,114     66,266       0.0%
    Hanover Insurance Group, Inc. (The)       3,523    241,572       0.0%
    Hartford Financial Services Group, Inc.
      (The)                                  22,293    908,886       0.2%
    HCC Insurance Holdings, Inc.              8,486    483,363       0.1%
#   HCI Group, Inc.                           1,645     71,689       0.0%
    Heartland Financial USA, Inc.             1,412     48,587       0.0%
    Heritage Commerce Corp.                   1,500     13,365       0.0%
    Heritage Financial Corp.                  2,672     45,157       0.0%
    Heritage Financial Group, Inc.              299      8,223       0.0%
    HFF, Inc. Class A                         2,343     91,822       0.0%
*   Hilltop Holdings, Inc.                   10,798    217,148       0.0%
    Hingham Institution for Savings             100     11,080       0.0%
    Home Bancorp, Inc.                          500     10,825       0.0%
    Home BancShares, Inc.                     5,809    191,000       0.0%
*   HomeStreet, Inc.                          2,222     45,951       0.0%
*   HomeTrust Bancshares, Inc.                1,700     26,588       0.0%
    HopFed Bancorp, Inc.                          6         78       0.0%
    Horace Mann Educators Corp.               4,433    150,589       0.0%
    Horizon Bancorp                             950     22,183       0.0%
#*  Howard Hughes Corp. (The)                 3,100    460,257       0.1%
    Hudson City Bancorp, Inc.                25,524    237,373       0.0%
    Hudson Valley Holding Corp.               1,056     26,125       0.0%
    Huntington Bancshares, Inc.              42,414    460,616       0.1%
    Iberiabank Corp.                          3,555    221,512       0.0%
*   Imperial Holdings, Inc.                      33        220       0.0%
    Independence Holding Co.                  1,191     14,816       0.0%
    Independent Bank Corp.(453836108)         2,367     98,751       0.0%
    Independent Bank Corp.(453838609)            40        530       0.0%
#   Independent Bank Group, Inc.                827     31,840       0.0%
    Interactive Brokers Group, Inc. Class A   6,009    204,006       0.0%
    Intercontinental Exchange, Inc.           1,932    433,792       0.1%
    International Bancshares Corp.            6,920    179,782       0.0%
*   INTL. FCStone, Inc.                       1,974     63,365       0.0%
    Invesco, Ltd.                            10,504    435,076       0.1%
*   Investment Technology Group, Inc.         3,300     94,017       0.0%
#   Investors Bancorp, Inc.                  29,276    346,628       0.1%
    Investors Title Co.                         100      7,382       0.0%
#   Janus Capital Group, Inc.                18,711    334,927       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Financials -- (Continued)
    Jones Lang LaSalle, Inc.                  2,267 $  376,458       0.1%
    JPMorgan Chase & Co.                     69,451  4,393,470       0.8%
*   KCG Holdings, Inc. Class A                4,745     60,926       0.0%
#*  Kearny Financial Corp.                    2,195     29,281       0.0%
    Kemper Corp.                              5,552    209,144       0.0%
    Kennedy-Wilson Holdings, Inc.             5,113    126,700       0.0%
    KeyCorp                                  30,729    444,034       0.1%
#*  Ladenburg Thalmann Financial Services,
      Inc.                                   13,293     44,797       0.0%
    Lakeland Bancorp, Inc.                    3,454     39,203       0.0%
    Lakeland Financial Corp.                  1,443     56,349       0.0%
    LegacyTexas Financial Group, Inc.         3,748     95,387       0.0%
    Legg Mason, Inc.                          4,971    261,723       0.1%
*   LendingTree, Inc.                           779     42,868       0.0%
    Leucadia National Corp.                   3,223     76,611       0.0%
    Lincoln National Corp.                    8,494    479,826       0.1%
    LNB Bancorp, Inc.                           500      8,990       0.0%
    Loews Corp.                              12,859    535,449       0.1%
    Louisiana Bancorp, Inc.                     100      2,081       0.0%
#   LPL Financial Holdings, Inc.             10,628    430,115       0.1%
#   M&T Bank Corp.                            4,857    581,237       0.1%
    Macatawa Bank Corp.                       4,300     22,575       0.0%
#   Maiden Holdings, Ltd.                     7,310    106,214       0.0%
    MainSource Financial Group, Inc.          2,260     43,505       0.0%
    Manning & Napier, Inc.                      562      5,974       0.0%
*   Markel Corp.                                550    407,352       0.1%
    MarketAxess Holdings, Inc.                2,293    196,854       0.0%
    Marlin Business Services Corp.            1,180     23,565       0.0%
    Marsh & McLennan Cos., Inc.               6,981    392,053       0.1%
    MB Financial, Inc.                        8,032    242,004       0.0%
*   MBIA, Inc.                               19,349    169,304       0.0%
*   MBT Financial Corp.                       1,954     11,216       0.0%
    McGraw Hill Financial, Inc.               2,980    310,814       0.1%
#   Meadowbrook Insurance Group, Inc.         2,972     25,381       0.0%
    Mercantile Bank Corp.                       867     17,184       0.0%
    Merchants Bancshares, Inc.                  444     13,080       0.0%
#   Mercury General Corp.                     4,803    263,877       0.1%
*   Meridian Bancorp, Inc.                    3,212     41,274       0.0%
    Meta Financial Group, Inc.                  406     16,609       0.0%
    MetLife, Inc.                            15,605    800,380       0.1%
    Metro Bancorp, Inc.                       1,400     35,896       0.0%
#*  MGIC Investment Corp.                    12,754    132,897       0.0%
    MidSouth Bancorp, Inc.                    1,200     15,564       0.0%
    MidWestOne Financial Group, Inc.            607     17,755       0.0%
    Montpelier Re Holdings, Ltd.              3,472    132,318       0.0%
    Moody's Corp.                             1,608    172,892       0.0%
    Morgan Stanley                           23,819    888,687       0.2%
    MSCI, Inc.                                7,735    473,305       0.1%
    MutualFirst Financial, Inc.                 500     10,775       0.0%
    NASDAQ OMX Group, Inc. (The)              6,023    292,898       0.1%
    National Bank Holdings Corp. Class A      3,079     58,501       0.0%
#   National Interstate Corp.                 1,387     38,864       0.0%
    National Penn Bancshares, Inc.           15,741    163,706       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Financials -- (Continued)
    National Western Life Insurance Co.
      Class A                                   388 $ 92,969       0.0%
*   Nationstar Mortgage Holdings, Inc.        3,900   97,890       0.0%
    Navient Corp.                            17,815  348,105       0.1%
*   Navigators Group, Inc. (The)              1,618  126,285       0.0%
    NBT Bancorp, Inc.                         4,178  100,899       0.0%
    Nelnet, Inc. Class A                      3,531  158,083       0.0%
    New Hampshire Thrift Bancshares, Inc.       300    4,665       0.0%
#   New York Community Bancorp, Inc.         15,028  258,331       0.1%
    NewBridge Bancorp                         2,551   20,536       0.0%
#*  NewStar Financial, Inc.                   3,876   44,574       0.0%
*   Nicholas Financial, Inc.                    801   10,117       0.0%
    Northeast Community Bancorp, Inc.           436    3,309       0.0%
    Northern Trust Corp.                      7,930  580,079       0.1%
    Northfield Bancorp, Inc.                  5,307   76,580       0.0%
    Northrim BanCorp, Inc.                      400    9,968       0.0%
    NorthStar Asset Management Group, Inc.    3,054   64,226       0.0%
    Northwest Bancshares, Inc.                9,213  113,412       0.0%
    OceanFirst Financial Corp.                1,430   23,995       0.0%
#*  Ocwen Financial Corp.                     3,436   29,172       0.0%
    OFG Bancorp                               4,365   61,503       0.0%
    Old National Bancorp.                    11,459  156,530       0.0%
    Old Republic International Corp.         20,994  320,998       0.1%
*   Old Second Bancorp, Inc.                  1,900   11,182       0.0%
    OneBeacon Insurance Group, Ltd. Class A   2,219   33,463       0.0%
    Oppenheimer Holdings, Inc. Class A          900   21,501       0.0%
    Oritani Financial Corp.                   4,852   72,295       0.0%
    Pacific Continental Corp.                 1,246   16,073       0.0%
*   Pacific Mercantile Bancorp                  850    6,112       0.0%
*   Pacific Premier Bancorp, Inc.             1,600   25,056       0.0%
#   PacWest Bancorp                           8,535  384,928       0.1%
#   Park National Corp.                       1,052   86,853       0.0%
    Park Sterling Corp.                       2,974   19,926       0.0%
    PartnerRe, Ltd.                           4,290  549,120       0.1%
#   Peapack Gladstone Financial Corp.         1,329   27,816       0.0%
    Penns Woods Bancorp, Inc.                   229    9,982       0.0%
*   PennyMac Financial Services, Inc.
      Class A                                   941   17,766       0.0%
#   People's United Financial, Inc.          24,285  366,946       0.1%
    Peoples Bancorp, Inc.                       848   19,665       0.0%
#*  PHH Corp.                                 5,872  147,505       0.0%
*   Phoenix Cos., Inc. (The)                    193    6,583       0.0%
*   PICO Holdings, Inc.                       1,698   30,581       0.0%
    Pinnacle Financial Partners, Inc.         3,428  163,344       0.0%
*   Piper Jaffray Cos.                        1,000   50,450       0.0%
    PNC Financial Services Group, Inc. (The)  9,205  844,375       0.2%
*   Popular, Inc.                             8,362  271,180       0.1%
#*  PRA Group, Inc.                           4,682  256,457       0.1%
    Preferred Bank                            1,221   34,408       0.0%
    Premier Financial Bancorp, Inc.             681   10,140       0.0%
    Primerica, Inc.                           5,346  247,092       0.1%
    Principal Financial Group, Inc.          13,531  691,705       0.1%
    PrivateBancorp, Inc.                      7,132  264,383       0.1%
    ProAssurance Corp.                        5,966  268,172       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Financials -- (Continued)
    Progressive Corp. (The)                  30,532 $813,983       0.2%
    Prosperity Bancshares, Inc.               4,936  263,286       0.1%
    Provident Financial Holdings, Inc.          600    9,930       0.0%
    Provident Financial Services, Inc.        6,508  117,144       0.0%
    Prudential Bancorp, Inc.                    845   11,061       0.0%
    Prudential Financial, Inc.                7,380  602,208       0.1%
    Pulaski Financial Corp.                     751    9,928       0.0%
    QC Holdings, Inc.                           900    1,827       0.0%
    QCR Holdings, Inc.                          592   10,976       0.0%
#   Radian Group, Inc.                       10,400  185,744       0.0%
    Raymond James Financial, Inc.             5,546  313,515       0.1%
#   RCS Capital Corp. Class A                 2,300   19,757       0.0%
*   Realogy Holdings Corp.                    7,683  364,251       0.1%
*   Regional Management Corp.                   715   11,547       0.0%
    Regions Financial Corp.                  47,441  466,345       0.1%
    Reinsurance Group of America, Inc.        5,555  508,949       0.1%
    RenaissanceRe Holdings, Ltd.              5,012  513,680       0.1%
    Renasant Corp.                            3,376  100,301       0.0%
    Republic Bancorp, Inc. Class A            1,792   42,614       0.0%
*   Republic First Bancorp, Inc.              1,200    4,320       0.0%
#   Resource America, Inc. Class A            2,023   17,276       0.0%
    Riverview Bancorp, Inc.                     100      443       0.0%
#   RLI Corp.                                 3,676  182,550       0.0%
    S&T Bancorp, Inc.                         3,204   86,188       0.0%
#*  Safeguard Scientifics, Inc.               2,419   43,518       0.0%
    Safety Insurance Group, Inc.              1,754  101,995       0.0%
    Sandy Spring Bancorp, Inc.                2,710   70,623       0.0%
*   Seacoast Banking Corp. of Florida         1,716   23,955       0.0%
    SEI Investments Co.                       3,712  169,490       0.0%
    Selective Insurance Group, Inc.           5,823  156,872       0.0%
    SI Financial Group, Inc.                    243    2,933       0.0%
    Sierra Bancorp                              844   13,825       0.0%
*   Signature Bank                            2,103  281,991       0.1%
    Silvercrest Asset Management Group,
      Inc. Class A                              800   12,472       0.0%
    Simmons First National Corp. Class A      1,822   79,713       0.0%
#   SLM Corp.                                38,429  391,592       0.1%
    South State Corp.                         2,389  161,783       0.0%
#   Southside Bancshares, Inc.                2,109   57,630       0.0%
    Southwest Bancorp, Inc.                   1,486   25,604       0.0%
#*  Springleaf Holdings, Inc.                 6,722  336,100       0.1%
#*  St Joe Co. (The)                          4,685   81,753       0.0%
    StanCorp Financial Group, Inc.            4,083  294,303       0.1%
    State Auto Financial Corp.                2,901   68,522       0.0%
    State Street Corp.                        6,487  500,277       0.1%
    Sterling Bancorp.                         8,683  112,705       0.0%
    Stewart Information Services Corp.        2,652   96,798       0.0%
*   Stifel Financial Corp.                    5,323  281,267       0.1%
    Stock Yards Bancorp, Inc.                 1,400   48,720       0.0%
    Suffolk Bancorp                             658   15,766       0.0%
#*  Sun Bancorp, Inc.                         1,735   32,844       0.0%
    SunTrust Banks, Inc.                      8,367  347,230       0.1%
    Susquehanna Bancshares, Inc.             18,744  251,919       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
*   SVB Financial Group                        3,639 $  483,114       0.1%
    Symetra Financial Corp.                   11,801    280,274       0.1%
    Synovus Financial Corp.                   10,208    282,353       0.1%
#   T Rowe Price Group, Inc.                   3,330    270,329       0.1%
    TCF Financial Corp.                       18,081    283,148       0.1%
    TD Ameritrade Holding Corp.               14,695    532,694       0.1%
*   Tejon Ranch Co.                            1,276     31,517       0.0%
#   Territorial Bancorp, Inc.                    900     20,790       0.0%
*   Texas Capital Bancshares, Inc.             3,204    168,723       0.0%
    TFS Financial Corp.                       15,250    222,955       0.0%
    Tompkins Financial Corp.                   1,633     85,161       0.0%
#   Torchmark Corp.                            4,473    250,980       0.1%
    TowneBank                                  3,655     60,490       0.0%
    Travelers Cos., Inc. (The)                14,302  1,446,075       0.3%
    Trico Bancshares                           1,759     41,020       0.0%
*   TriState Capital Holdings, Inc.            1,888     23,600       0.0%
    TrustCo Bank Corp. NY                     10,464     69,795       0.0%
#   Trustmark Corp.                            6,690    159,222       0.0%
    U.S. Bancorp.                             43,752  1,875,648       0.3%
    UMB Financial Corp.                        4,525    225,300       0.0%
#   Umpqua Holdings Corp.                     17,846    303,560       0.1%
    Union Bankshares Corp.                     4,033     87,758       0.0%
#   United Bankshares, Inc.                    7,204    270,726       0.1%
    United Community Banks, Inc.               4,675     87,002       0.0%
#   United Community Financial Corp.           4,118     22,196       0.0%
    United Financial Bancorp, Inc.             5,508     70,227       0.0%
    United Fire Group, Inc.                    2,191     65,445       0.0%
    United Insurance Holdings Corp.              216      3,592       0.0%
*   United Security Bancshares                   378      1,913       0.0%
    Universal Insurance Holdings, Inc.         6,041    145,105       0.0%
    Univest Corp. of Pennsylvania              1,664     32,465       0.0%
    Unum Group                                 8,700    297,192       0.1%
    Validus Holdings, Ltd.                     6,590    275,660       0.1%
    Valley National Bancorp                   20,713    195,324       0.0%
    Virtus Investment Partners, Inc.             732     97,810       0.0%
    Voya Financial, Inc.                       7,515    318,185       0.1%
    Waddell & Reed Financial, Inc. Class A     4,182    206,256       0.0%
*   Walker & Dunlop, Inc.                      3,040     58,186       0.0%
    Washington Federal, Inc.                  10,449    225,698       0.0%
    Washington Trust Bancorp, Inc.             1,189     44,017       0.0%
    Waterstone Financial, Inc.                 3,226     41,099       0.0%
    Webster Financial Corp.                    7,686    275,389       0.1%
    Wells Fargo & Co.                        120,881  6,660,543       1.2%
    WesBanco, Inc.                             3,070     96,736       0.0%
#   West Bancorporation, Inc.                  1,799     34,109       0.0%
#   Westamerica Bancorporation                 1,988     86,577       0.0%
*   Western Alliance Bancorp                   6,834    211,307       0.0%
    Westfield Financial, Inc.                  1,934     14,989       0.0%
    Westwood Holdings Group, Inc.              1,057     61,930       0.0%
    White Mountains Insurance Group, Ltd.        282    190,624       0.0%
    Willis Group Holdings P.L.C.               7,510    365,211       0.1%
    Wilshire Bancorp, Inc.                     8,222     86,742       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------ ------------ ---------------
Financials -- (Continued)
    Wintrust Financial Corp.                 5,091 $    248,135       0.1%
#   WisdomTree Investments, Inc.             9,500      180,880       0.0%
#*  World Acceptance Corp.                     900       76,158       0.0%
#   WR Berkley Corp.                         6,950      340,480       0.1%
    WSFS Financial Corp.                     1,044       74,301       0.0%
    XL Group P.L.C.                          8,666      321,335       0.1%
*   Yadkin Financial Corp.                   2,252       44,319       0.0%
    Zions Bancorporation                    16,459      466,366       0.1%
                                                   ------------      ----
Total Financials                                    100,999,834      18.1%
                                                   ------------      ----
Health Care -- (4.9%)
#   Abaxis, Inc.                               500       32,000       0.0%
    Abbott Laboratories                     14,447      670,630       0.1%
    AbbVie, Inc.                             9,584      619,701       0.1%
#*  Acadia Healthcare Co., Inc.              1,600      109,600       0.0%
    Aceto Corp.                              2,579       49,981       0.0%
#*  Acorda Therapeutics, Inc.                  372       11,186       0.0%
*   Addus HomeCare Corp.                       700       18,788       0.0%
    Aetna, Inc.                              5,700      609,159       0.1%
#*  Agios Pharmaceuticals, Inc.                500       46,170       0.0%
*   Air Methods Corp.                        1,328       60,690       0.0%
#*  Albany Molecular Research, Inc.          2,219       40,075       0.0%
*   Alere, Inc.                              8,442      400,826       0.1%
*   Alexion Pharmaceuticals, Inc.              677      114,569       0.0%
#*  Align Technology, Inc.                   2,888      169,930       0.0%
*   Alliance HealthCare Services, Inc.         450        9,571       0.0%
#*  Allscripts Healthcare Solutions, Inc.   14,312      190,350       0.1%
*   Almost Family, Inc.                        126        5,453       0.0%
*   Alnylam Pharmaceuticals, Inc.              600       61,122       0.0%
*   Amedisys, Inc.                           1,800       50,058       0.0%
    AmerisourceBergen Corp.                  4,700      537,210       0.1%
    Amgen, Inc.                              4,300      679,013       0.1%
*   AMN Healthcare Services, Inc.            2,718       61,998       0.0%
*   Amsurg Corp.                             1,561       97,906       0.0%
    Analogic Corp.                           1,079       91,175       0.0%
*   AngioDynamics, Inc.                      3,639       60,735       0.0%
#*  Anika Therapeutics, Inc.                 2,097       71,550       0.0%
    Anthem, Inc.                             5,968      900,750       0.2%
#*  athenahealth, Inc.                       1,048      128,548       0.0%
    Atrion Corp.                               178       57,823       0.0%
*   Biogen, Inc.                             1,628      608,758       0.1%
*   Biospecifics Technologies Corp.            301       11,531       0.0%
*   BioTelemetry, Inc.                         956        7,658       0.0%
*   Bluebird Bio, Inc.                         500       66,595       0.0%
*   Boston Scientific Corp.                 26,743      476,560       0.1%
*   Bovie Medical Corp.                        200          614       0.0%
*   Brookdale Senior Living, Inc.              272        9,855       0.0%
*   Bruker Corp.                             6,500      123,240       0.0%
*   Cambrex Corp.                            3,800      146,262       0.0%
    Cantel Medical Corp.                     3,548      158,915       0.0%
*   Capital Senior Living Corp.              1,958       51,241       0.0%
    Cardinal Health, Inc.                    4,078      343,938       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Health Care -- (Continued)
*   Celgene Corp.                             5,345 $  577,581       0.1%
#*  Cepheid                                   1,193     66,927       0.0%
*   Cerner Corp.                              1,900    136,439       0.0%
*   Charles River Laboratories
      International, Inc.                     3,707    256,376       0.1%
    Chemed Corp.                              1,287    148,327       0.0%
    Cigna Corp.                               3,679    458,551       0.1%
*   Clovis Oncology, Inc.                       500     40,180       0.0%
#   Computer Programs & Systems, Inc.           864     45,213       0.0%
    CONMED Corp.                              2,606    130,899       0.0%
*   Corvel Corp.                              1,700     60,758       0.0%
    CR Bard, Inc.                             1,567    261,031       0.1%
*   Cross Country Healthcare, Inc.            1,942     21,556       0.0%
    CryoLife, Inc.                            2,753     28,081       0.0%
*   Cumberland Pharmaceuticals, Inc.          1,600     10,496       0.0%
*   Cutera, Inc.                              1,041     14,178       0.0%
*   Cyberonics, Inc.                          2,800    170,548       0.0%
*   Cynosure, Inc. Class A                    2,066     69,046       0.0%
*   DaVita HealthCare Partners, Inc.          8,972    727,629       0.1%
    DENTSPLY International, Inc.              5,600    285,600       0.1%
#*  Depomed, Inc.                             4,687    109,020       0.0%
*   DexCom, Inc.                              1,400     94,598       0.0%
    Digirad Corp.                               600      2,526       0.0%
*   Dyax Corp.                                1,800     43,038       0.0%
*   Edwards Lifesciences Corp.                2,444    309,533       0.1%
*   Emergent Biosolutions, Inc.               1,300     38,597       0.0%
    Ensign Group, Inc. (The)                  1,400     58,954       0.0%
*   Envision Healthcare Holdings, Inc.          277     10,515       0.0%
*   Exactech, Inc.                            1,238     27,050       0.0%
#*  ExamWorks Group, Inc.                     2,300     94,185       0.0%
#*  Express Scripts Holding Co.              22,224  1,920,154       0.4%
*   Five Star Quality Care, Inc.              4,100     17,425       0.0%
*   Gilead Sciences, Inc.                     9,300    934,743       0.2%
#*  Globus Medical, Inc. Class A              6,705    160,182       0.0%
*   Greatbatch, Inc.                          1,800     97,056       0.0%
*   Haemonetics Corp.                         3,784    153,365       0.0%
*   Halyard Health, Inc.                      1,834     88,912       0.0%
*   Hanger, Inc.                              1,378     30,785       0.0%
*   Health Net, Inc.                          4,700    247,455       0.1%
    HealthSouth Corp.                         3,561    161,028       0.0%
*   HealthStream, Inc.                        1,333     38,577       0.0%
*   Healthways, Inc.                          1,900     33,060       0.0%
*   Henry Schein, Inc.                        2,207    302,580       0.1%
    Hill-Rom Holdings, Inc.                   6,318    315,521       0.1%
#*  HMS Holdings Corp.                        6,284    106,891       0.0%
*   Hologic, Inc.                            10,390    350,559       0.1%
*   Horizon Pharma P.L.C.                     1,954     54,946       0.0%
    Humana, Inc.                              4,466    739,570       0.1%
*   ICU Medical, Inc.                         1,365    115,165       0.0%
#*  IDEXX Laboratories, Inc.                  1,245    156,086       0.0%
*   Impax Laboratories, Inc.                  1,700     76,942       0.0%
*   Incyte Corp.                                941     91,428       0.0%
*   Integra LifeSciences Holdings Corp.       2,879    169,228       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Health Care -- (Continued)
#*  Intrexon Corp.                            1,500 $   58,245       0.0%
*   Intuitive Surgical, Inc.                    425    210,791       0.1%
    Invacare Corp.                            3,508     70,406       0.0%
*   IPC Healthcare, Inc.                        900     44,028       0.0%
    Kindred Healthcare, Inc.                  3,409     78,237       0.0%
*   Laboratory Corp. of America Holdings        906    108,321       0.0%
#*  Lannett Co., Inc.                         2,900    166,750       0.0%
    LeMaitre Vascular, Inc.                     800      7,248       0.0%
*   LHC Group, Inc.                             507     16,254       0.0%
*   Luminex Corp.                             3,103     48,159       0.0%
*   Magellan Health, Inc.                     1,409     89,190       0.0%
*   Mallinckrodt P.L.C.                       1,740    196,933       0.1%
*   Masimo Corp.                              4,918    166,032       0.0%
    McKesson Corp.                            2,088    466,459       0.1%
*   MedAssets, Inc.                           6,271    126,925       0.0%
#*  Medicines Co. (The)                       6,000    153,660       0.0%
*   Medidata Solutions, Inc.                    800     42,744       0.0%
*   Medivation, Inc.                             84     10,142       0.0%
    Medtronic P.L.C.                         15,400  1,146,530       0.2%
*   Merge Healthcare, Inc.                    7,110     35,337       0.0%
#   Meridian Bioscience, Inc.                 3,902     69,143       0.0%
*   Merit Medical Systems, Inc.               3,300     64,053       0.0%
*   Mettler-Toledo International, Inc.          589    186,719       0.1%
*   Molina Healthcare, Inc.                   3,100    183,613       0.1%
    National Research Corp. Class A             800     11,536       0.0%
*   Natus Medical, Inc.                       1,572     59,280       0.0%
*   Neogen Corp.                              1,607     71,576       0.0%
*   Neurocrine Biosciences, Inc.              1,100     37,499       0.0%
#*  NewLink Genetics Corp.                      540     24,084       0.0%
*   NuVasive, Inc.                            2,101     93,978       0.0%
    Omnicare, Inc.                            2,200    193,556       0.1%
*   Omnicell, Inc.                            2,300     81,719       0.0%
#*  Opko Health, Inc.                         6,831     93,995       0.0%
*   OraSure Technologies, Inc.                1,425      8,977       0.0%
*   Orthofix International NV                 1,746     56,413       0.0%
#   Owens & Minor, Inc.                       6,644    224,036       0.1%
#*  Pacira Pharmaceuticals, Inc.                300     20,544       0.0%
*   PAREXEL International Corp.               4,309    273,945       0.1%
    Patterson Cos., Inc.                      9,054    425,131       0.1%
*   PharMerica Corp.                          2,800     80,248       0.0%
#*  PhotoMedex, Inc.                            413        851       0.0%
*   Premier, Inc. Class A                     1,900     72,010       0.0%
*   Prestige Brands Holdings, Inc.            2,200     86,350       0.0%
    Quality Systems, Inc.                     4,057     63,269       0.0%
    Quest Diagnostics, Inc.                   4,258    304,106       0.1%
*   Quidel Corp.                              1,711     39,866       0.0%
*   Quintiles Transnational Holdings, Inc.    1,900    125,172       0.0%
*   RadNet, Inc.                              1,496     12,536       0.0%
*   Receptos, Inc.                              300     44,202       0.0%
*   Regeneron Pharmaceuticals, Inc.             400    182,984       0.1%
#   ResMed, Inc.                              2,537    162,216       0.0%
*   Rigel Pharmaceuticals, Inc.               4,247     18,092       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Health Care -- (Continued)
*   RTI Surgical, Inc.                        3,864 $    21,638       0.0%
*   Sagent Pharmaceuticals, Inc.                600      13,986       0.0%
*   SciClone Pharmaceuticals, Inc.            1,200       9,804       0.0%
*   Seattle Genetics, Inc.                    1,700      58,378       0.0%
    Select Medical Holdings Corp.             2,900      42,195       0.0%
*   Sirona Dental Systems, Inc.               2,126     197,186       0.1%
    St Jude Medical, Inc.                     3,206     224,580       0.1%
    STERIS Corp.                              5,381     357,836       0.1%
    Stryker Corp.                             2,350     216,764       0.1%
*   Sucampo Pharmaceuticals, Inc. Class A       561       9,963       0.0%
*   Supernus Pharmaceuticals, Inc.            2,140      27,392       0.0%
*   SurModics, Inc.                           1,299      32,761       0.0%
*   Symmetry Surgical, Inc.                     838       6,478       0.0%
#*  Synageva BioPharma Corp.                    500      45,980       0.0%
*   Team Health Holdings, Inc.                2,700     160,839       0.0%
#   Teleflex, Inc.                            3,300     405,768       0.1%
*   Thoratec Corp.                            3,156     126,587       0.0%
*   Tornier NV                                  511      13,220       0.0%
#*  TransEnterix, Inc.                        4,200      15,792       0.0%
*   Triple-S Management Corp. Class B           528       9,884       0.0%
#*  United Therapeutics Corp.                   500      79,845       0.0%
    UnitedHealth Group, Inc.                 14,200   1,581,880       0.3%
*   Universal American Corp.                  5,493      54,875       0.0%
    US Physical Therapy, Inc.                 1,094      51,593       0.0%
    Utah Medical Products, Inc.                 296      15,957       0.0%
*   Varian Medical Systems, Inc.              2,025     179,921       0.0%
*   Vascular Solutions, Inc.                  1,112      35,651       0.0%
*   VCA, Inc.                                 3,749     191,087       0.1%
#*  Veeva Systems, Inc. Class A               1,251      33,214       0.0%
*   Vocera Communications, Inc.               1,100      12,529       0.0%
*   Waters Corp.                              1,300     162,747       0.0%
*   WellCare Health Plans, Inc.               2,700     209,061       0.1%
    West Pharmaceutical Services, Inc.        6,262     333,639       0.1%
*   Wright Medical Group, Inc.                2,460      62,410       0.0%
    Zimmer Holdings, Inc.                     2,100     230,664       0.1%
    Zoetis, Inc.                                460      20,433       0.0%
                                                    -----------       ---
Total Health Care                                    30,487,451       5.5%
                                                    -----------       ---
Industrials -- (12.9%)
    3M Co.                                    7,505   1,173,707       0.2%
    AAON, Inc.                                3,600      86,292       0.0%
    AAR Corp.                                 3,999     120,930       0.0%
    ABM Industries, Inc.                      5,652     181,147       0.0%
#   Acacia Research Corp.                     4,008      44,168       0.0%
*   ACCO Brands Corp.                        11,292      88,868       0.0%
*   Accuride Corp.                            4,072      16,614       0.0%
    Actuant Corp. Class A                     5,651     134,607       0.0%
    Acuity Brands, Inc.                         800     133,560       0.0%
#   ADT Corp. (The)                          15,244     573,174       0.1%
#*  Advisory Board Co. (The)                  1,800      93,402       0.0%
#*  AECOM                                    12,131     382,854       0.1%
*   Aegion Corp.                              3,771      69,462       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Industrials -- (Continued)
#   AGCO Corp.                                9,169 $472,295       0.1%
#   Air Lease Corp.                          10,816  417,822       0.1%
*   Air Transport Services Group, Inc.        6,912   64,420       0.0%
    Aircastle, Ltd.                           3,400   81,532       0.0%
    Alamo Group, Inc.                           900   55,602       0.0%
    Alaska Air Group, Inc.                   14,000  896,840       0.2%
    Albany International Corp. Class A        2,900  113,680       0.0%
    Allegiant Travel Co.                      1,850  284,456       0.1%
    Allegion P.L.C.                           1,303   79,678       0.0%
    Allied Motion Technologies, Inc.          1,625   47,645       0.0%
    Allison Transmission Holdings, Inc.      19,639  602,525       0.1%
    Altra Industrial Motion Corp.             3,013   79,453       0.0%
    AMERCO                                    2,427  781,591       0.2%
*   Ameresco, Inc. Class A                    1,816   12,204       0.0%
    American Airlines Group, Inc.             7,497  361,993       0.1%
#   American Railcar Industries, Inc.         1,731   91,812       0.0%
#   American Science & Engineering, Inc.        700   26,194       0.0%
*   American Woodmark Corp.                   1,528   77,470       0.0%
    AMETEK, Inc.                             12,222  640,677       0.1%
    AO Smith Corp.                            5,055  323,014       0.1%
    Apogee Enterprises, Inc.                  2,835  149,178       0.0%
    Applied Industrial Technologies, Inc.     3,488  145,694       0.0%
*   ARC Document Solutions, Inc.              6,764   57,765       0.0%
    ArcBest Corp.                             1,969   70,293       0.0%
    Argan, Inc.                               2,064   66,688       0.0%
*   Armstrong World Industries, Inc.          3,877  212,227       0.1%
    Astec Industries, Inc.                    2,062   86,769       0.0%
*   Astronics Corp.                           2,105  141,688       0.0%
*   Astronics Corp. Class B                     394   27,127       0.0%
*   Atlas Air Worldwide Holdings, Inc.        2,684  130,818       0.0%
*   Avis Budget Group, Inc.                  11,621  629,161       0.1%
    AZZ, Inc.                                 2,433  112,867       0.0%
#   B/E Aerospace, Inc.                       1,102   65,889       0.0%
#   Baltic Trading, Ltd.                        800    1,136       0.0%
    Barnes Group, Inc.                        5,536  221,994       0.1%
    Barrett Business Services, Inc.             300   13,341       0.0%
*   Beacon Roofing Supply, Inc.               3,920  116,502       0.0%
*   Blount International, Inc.                7,159   94,928       0.0%
*   BlueLinx Holdings, Inc.                   3,787    4,052       0.0%
    Brady Corp. Class A                       4,124  109,822       0.0%
*   Breeze-Eastern Corp.                        497    5,069       0.0%
#   Briggs & Stratton Corp.                   5,115   99,998       0.0%
    Brink's Co. (The)                         4,162  110,168       0.0%
*   Builders FirstSource, Inc.                9,365  119,497       0.0%
*   CAI International, Inc.                   1,816   43,257       0.0%
    Carlisle Cos., Inc.                       4,054  391,211       0.1%
*   Casella Waste Systems, Inc. Class A       1,900   10,412       0.0%
#*  CBIZ, Inc.                                6,664   60,243       0.0%
    CDI Corp.                                 2,402   32,763       0.0%
    Ceco Environmental Corp.                  1,371   16,164       0.0%
    Celadon Group, Inc.                       2,824   72,972       0.0%
#   CH Robinson Worldwide, Inc.               3,372  217,123       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
*   Chart Industries, Inc.                    1,800 $   72,990       0.0%
#   Chicago Bridge & Iron Co. NV              2,082     99,207       0.0%
    Cintas Corp.                              3,157    252,402       0.1%
    CIRCOR International, Inc.                1,665     90,976       0.0%
    Civeo Corp.                               7,798     36,417       0.0%
    CLARCOR, Inc.                             4,828    313,820       0.1%
#*  Clean Harbors, Inc.                       4,985    275,421       0.1%
#*  Colfax Corp.                              2,832    140,439       0.0%
    Columbus McKinnon Corp.                   2,111     53,535       0.0%
    Comfort Systems USA, Inc.                 3,427     70,905       0.0%
*   Commercial Vehicle Group, Inc.            1,100      6,336       0.0%
    Con-way, Inc.                             5,126    210,679       0.1%
#   Copa Holdings SA Class A                  2,599    288,203       0.1%
*   Copart, Inc.                              6,700    238,319       0.1%
#   Corporate Executive Board Co. (The)       2,528    211,922       0.1%
    Courier Corp.                             1,900     46,132       0.0%
    Covanta Holding Corp.                    12,472    253,057       0.1%
*   Covenant Transportation Group, Inc.
      Class A                                 2,301     70,111       0.0%
*   CPI Aerostructures, Inc.                    400      4,414       0.0%
*   CRA International, Inc.                     600     17,520       0.0%
    Crane Co.                                 4,927    301,089       0.1%
    CSX Corp.                                36,188  1,306,025       0.2%
*   CTPartners Executive Search, Inc.           467      1,709       0.0%
    Cummins, Inc.                             2,484    343,438       0.1%
    Curtiss-Wright Corp.                      4,512    329,647       0.1%
    Danaher Corp.                            16,023  1,311,963       0.2%
#   Deere & Co.                               8,392    759,644       0.1%
    Delta Air Lines, Inc.                    12,360    551,750       0.1%
    Deluxe Corp.                              3,932    254,597       0.1%
#   Donaldson Co., Inc.                       8,179    305,649       0.1%
    Douglas Dynamics, Inc.                    2,136     46,458       0.0%
    Dover Corp.                               8,953    677,921       0.1%
*   Ducommun, Inc.                            1,256     38,182       0.0%
    Dun & Bradstreet Corp. (The)              1,684    214,996       0.1%
*   DXP Enterprises, Inc.                     1,200     54,060       0.0%
*   Dycom Industries, Inc.                    4,066    186,955       0.0%
    Dynamic Materials Corp.                   1,500     20,085       0.0%
    Eastern Co. (The)                           312      6,228       0.0%
    Eaton Corp. P.L.C.                        7,195    494,512       0.1%
#*  Echo Global Logistics, Inc.               2,019     58,349       0.0%
    EMCOR Group, Inc.                         5,809    259,256       0.1%
    Emerson Electric Co.                      9,958    585,829       0.1%
    Encore Wire Corp.                         1,500     67,515       0.0%
#*  Energy Recovery, Inc.                     3,500     10,395       0.0%
#   EnerSys                                   4,945    335,765       0.1%
    Engility Holdings, Inc.                   1,878     52,340       0.0%
    Ennis, Inc.                               2,743     42,187       0.0%
    EnPro Industries, Inc.                    1,800    115,218       0.0%
    Equifax, Inc.                             5,069    491,338       0.1%
    ESCO Technologies, Inc.                   2,552     93,658       0.0%
    Espey Manufacturing & Electronics Corp.     200      5,580       0.0%
    Expeditors International of Washington,
      Inc.                                    2,830    129,699       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
    Exponent, Inc.                            1,100 $   97,471       0.0%
#   Fastenal Co.                              5,934    252,907       0.1%
    Federal Signal Corp.                      4,281     67,297       0.0%
    FedEx Corp.                               8,844  1,499,677       0.3%
    Flowserve Corp.                           2,226    130,288       0.0%
    Fluor Corp.                               8,307    499,583       0.1%
    Fortune Brands Home & Security, Inc.      4,901    218,585       0.1%
    Forward Air Corp.                         3,078    155,039       0.0%
*   Franklin Covey Co.                        1,096     20,429       0.0%
    Franklin Electric Co., Inc.               4,721    170,711       0.0%
    FreightCar America, Inc.                  1,200     31,308       0.0%
*   FTI Consulting, Inc.                      4,199    172,621       0.0%
*   Fuel Tech, Inc.                           1,500      4,005       0.0%
*   Furmanite Corp.                           3,862     28,193       0.0%
    G&K Services, Inc. Class A                2,001    141,271       0.0%
#   GATX Corp.                                4,312    234,573       0.1%
#*  Generac Holdings, Inc.                    3,418    142,496       0.0%
#   General Cable Corp.                       4,217     68,779       0.0%
#*  Genesee & Wyoming, Inc. Class A           3,914    363,806       0.1%
*   Gibraltar Industries, Inc.                3,016     49,945       0.0%
    Global Brass & Copper Holdings, Inc.      1,300     19,812       0.0%
    Global Power Equipment Group, Inc.        1,450     17,618       0.0%
#   Golden Ocean Group, Ltd.                  3,722     18,536       0.0%
*   Goldfield Corp. (The)                       600      1,002       0.0%
#   Gorman-Rupp Co. (The)                     1,946     52,756       0.0%
*   GP Strategies Corp.                       2,129     69,384       0.0%
    Graco, Inc.                               2,935    210,205       0.0%
#*  GrafTech International, Ltd.             10,247     49,595       0.0%
    Graham Corp.                                700     16,380       0.0%
    Granite Construction, Inc.                3,445    119,576       0.0%
*   Great Lakes Dredge & Dock Corp.           6,473     37,543       0.0%
#   Greenbrier Cos., Inc. (The)               2,478    142,956       0.0%
    Griffon Corp.                             5,226     87,849       0.0%
    H&E Equipment Services, Inc.              2,268     56,065       0.0%
    Hardinge, Inc.                            1,051     11,309       0.0%
    Harsco Corp.                              9,114    146,553       0.0%
*   Hawaiian Holdings, Inc.                   5,433    125,394       0.0%
*   HC2 Holdings, Inc.                          936     10,352       0.0%
*   HD Supply Holdings, Inc.                  8,875    292,875       0.1%
#   Healthcare Services Group, Inc.           2,476     74,949       0.0%
#   Heartland Express, Inc.                  11,366    237,777       0.1%
#   HEICO Corp.                               1,500     83,760       0.0%
    HEICO Corp. Class A                       2,387    109,492       0.0%
    Heidrick & Struggles International, Inc.  1,671     40,204       0.0%
*   Heritage-Crystal Clean, Inc.                 57        668       0.0%
    Herman Miller, Inc.                       6,282    172,190       0.0%
*   Hertz Global Holdings, Inc.              31,214    650,500       0.1%
    Hexcel Corp.                              8,124    407,419       0.1%
*   Hill International, Inc.                  2,600     10,010       0.0%
    Hillenbrand, Inc.                         7,412    217,839       0.1%
    HNI Corp.                                 4,707    219,534       0.1%
    Honeywell International, Inc.             9,169    925,335       0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Industrials -- (Continued)
    Houston Wire & Cable Co.                  1,200 $ 11,328       0.0%
*   Hub Group, Inc. Class A                   3,483  138,972       0.0%
    Hubbell, Inc. Class A                       167   18,617       0.0%
    Hubbell, Inc. Class B                     3,150  342,814       0.1%
*   Hudson Global, Inc.                       2,300    6,003       0.0%
    Hurco Cos., Inc.                            500   16,180       0.0%
*   Huron Consulting Group, Inc.              2,502  151,671       0.0%
    Hyster-Yale Materials Handling, Inc.      1,249   91,602       0.0%
*   ICF International, Inc.                   1,939   74,652       0.0%
    IDEX Corp.                                6,696  502,267       0.1%
*   IHS, Inc. Class A                         2,000  250,940       0.1%
    Illinois Tool Works, Inc.                 5,430  508,139       0.1%
    Ingersoll-Rand P.L.C.                     9,908  652,343       0.1%
#*  InnerWorkings, Inc.                       4,367   27,643       0.0%
#*  Innovative Solutions & Support, Inc.        400    1,552       0.0%
    Insperity, Inc.                           2,668  128,491       0.0%
    Insteel Industries, Inc.                  1,312   26,581       0.0%
*   Integrated Electrical Services, Inc.        315    2,586       0.0%
    Interface, Inc.                           6,223  135,226       0.0%
#   International Shipholding Corp.             500    5,490       0.0%
#   Intersections, Inc.                       1,300    4,199       0.0%
    ITT Corp.                                 6,349  251,738       0.1%
#*  Jacobs Engineering Group, Inc.            4,362  186,955       0.0%
    JB Hunt Transport Services, Inc.          2,707  236,050       0.1%
#*  JetBlue Airways Corp.                    33,180  681,185       0.1%
    John Bean Technologies Corp.              2,511   96,899       0.0%
#   Joy Global, Inc.                          7,414  316,133       0.1%
    Kadant, Inc.                                500   25,480       0.0%
#   Kaman Corp.                               2,194   91,512       0.0%
    Kansas City Southern                      4,545  465,817       0.1%
    KAR Auction Services, Inc.               14,392  535,526       0.1%
    KBR, Inc.                                 7,060  123,338       0.0%
    Kelly Services, Inc. Class A              3,623   59,490       0.0%
#   Kennametal, Inc.                          6,737  238,557       0.1%
*   Key Technology, Inc.                        200    2,640       0.0%
    Kforce, Inc.                              3,020   68,675       0.0%
    Kimball International, Inc. Class B       2,971   30,067       0.0%
*   Kirby Corp.                               5,460  428,774       0.1%
*   KLX, Inc.                                 2,153   90,232       0.0%
    Knight Transportation, Inc.              10,595  306,196       0.1%
    Knoll, Inc.                               4,300   97,911       0.0%
    Korn/Ferry International                  3,862  121,769       0.0%
    Landstar System, Inc.                     2,430  151,413       0.0%
*   Lawson Products, Inc.                       700   16,415       0.0%
#*  Layne Christensen Co.                     1,949   13,097       0.0%
    LB Foster Co. Class A                       951   40,636       0.0%
    Lennox International, Inc.                2,366  250,701       0.1%
    Lincoln Electric Holdings, Inc.           6,652  444,753       0.1%
#   Lindsay Corp.                             1,207   95,582       0.0%
#*  LMI Aerospace, Inc.                         900   10,161       0.0%
    LS Starrett Co. (The) Class A               230    4,347       0.0%
    LSI Industries, Inc.                      1,905   17,069       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
*   Lydall, Inc.                              1,600 $   42,944       0.0%
*   Magnetek, Inc.                              450     17,330       0.0%
    Manitowoc Co., Inc. (The)                12,568    247,967       0.1%
    Manpowergroup, Inc.                       4,927    420,421       0.1%
    Marten Transport, Ltd.                    3,597     80,069       0.0%
    Masco Corp.                               7,631    202,145       0.0%
*   MasTec, Inc.                              7,832    140,506       0.0%
    Matson, Inc.                              3,801    153,941       0.0%
    Matthews International Corp. Class A      2,539    123,218       0.0%
    McGrath RentCorp                          2,066     68,405       0.0%
*   Meritor, Inc.                             6,964     91,368       0.0%
*   Mfri, Inc.                                  300      1,779       0.0%
*   Middleby Corp. (The)                      2,730    276,658       0.1%
    Miller Industries, Inc.                     800     17,904       0.0%
*   Mistras Group, Inc.                       2,322     41,703       0.0%
    Mobile Mini, Inc.                         3,830    147,608       0.0%
*   Moog, Inc. Class A                        3,378    236,055       0.1%
*   MRC Global, Inc.                          4,880     71,248       0.0%
    MSA Safety, Inc.                          3,267    149,433       0.0%
#   MSC Industrial Direct Co., Inc. Class A   5,466    388,414       0.1%
    Mueller Industries, Inc.                  5,524    193,561       0.0%
    Mueller Water Products, Inc. Class A     21,496    201,203       0.0%
    Multi-Color Corp.                         1,644    103,210       0.0%
*   MYR Group, Inc.                           2,344     68,726       0.0%
*   Navigant Consulting, Inc.                 4,670     67,528       0.0%
*   NCI Building Systems, Inc.                4,080     63,158       0.0%
    Nielsen NV                               13,382    601,387       0.1%
*   NL Industries, Inc.                       2,000     14,740       0.0%
#   NN, Inc.                                  1,333     33,538       0.0%
    Nordson Corp.                             3,743    298,130       0.1%
    Norfolk Southern Corp.                   11,016  1,110,964       0.2%
#*  Nortek, Inc.                                919     77,766       0.0%
*   Northwest Pipe Co.                          665     16,120       0.0%
#*  NOW, Inc.                                 2,403     57,432       0.0%
*   NV5 Holdings, Inc.                          528     10,159       0.0%
*   Old Dominion Freight Line, Inc.           2,150    152,930       0.0%
*   On Assignment, Inc.                       5,609    188,743       0.0%
#*  Orion Energy Systems, Inc.                  900      2,718       0.0%
*   Orion Marine Group, Inc.                  2,461     20,722       0.0%
#   Oshkosh Corp.                             8,676    467,116       0.1%
    Owens Corning                            11,562    446,987       0.1%
    PACCAR, Inc.                              7,845    512,671       0.1%
    Pall Corp.                                1,800    175,176       0.0%
*   PAM Transportation Services, Inc.           633     37,087       0.0%
    Park-Ohio Holdings Corp.                  1,783     82,606       0.0%
#   Parker Hannifin Corp.                     7,447    888,874       0.2%
*   Patrick Industries, Inc.                  1,555     93,393       0.0%
*   Patriot Transportation Holding, Inc.        133      3,433       0.0%
*   Pendrell Corp.                            6,146      6,699       0.0%
    Pentair P.L.C.                            7,294    453,322       0.1%
#*  Performant Financial Corp.                6,812     20,232       0.0%
*   PGT, Inc.                                 5,917     66,980       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
    Pitney Bowes, Inc.                        9,792 $  219,047       0.1%
#*  Ply Gem Holdings, Inc.                    4,100     55,678       0.0%
*   PMFG, Inc.                                  999      4,436       0.0%
#*  Polypore International, Inc.              3,532    206,834       0.0%
    Powell Industries, Inc.                     901     29,904       0.0%
*   Power Solutions International, Inc.         277     17,673       0.0%
*   PowerSecure International, Inc.           1,907     25,001       0.0%
    Precision Castparts Corp.                 4,599    950,567       0.2%
    Preformed Line Products Co.                 428     17,955       0.0%
#   Primoris Services Corp.                   6,129    117,861       0.0%
#*  Proto Labs, Inc.                            741     51,870       0.0%
    Quad/Graphics, Inc.                       3,742     80,603       0.0%
*   Quality Distribution, Inc.                1,489     14,771       0.0%
    Quanex Building Products Corp.            2,848     54,966       0.0%
*   Quanta Services, Inc.                     6,214    179,647       0.0%
*   Radiant Logistics, Inc.                   2,376     12,593       0.0%
#   Raven Industries, Inc.                    3,272     65,244       0.0%
    RBC Bearings, Inc.                        2,352    171,672       0.0%
    RCM Technologies, Inc.                      300      1,851       0.0%
    Regal-Beloit Corp.                        3,437    268,773       0.1%
*   Republic Airways Holdings, Inc.           5,101     62,436       0.0%
    Republic Services, Inc.                  14,295    580,806       0.1%
    Resources Connection, Inc.                3,398     53,552       0.0%
*   Rexnord Corp.                            15,626    413,933       0.1%
*   Roadrunner Transportation Systems, Inc.   3,585     87,725       0.0%
    Robert Half International, Inc.           3,697    204,999       0.0%
#   Rockwell Automation, Inc.                 2,868    340,145       0.1%
    Rollins, Inc.                            10,723    265,930       0.1%
    Roper Technologies, Inc.                  3,633    610,962       0.1%
*   RPX Corp.                                 5,300     82,468       0.0%
    RR Donnelley & Sons Co.                  10,684    198,936       0.0%
*   Rush Enterprises, Inc. Class A            2,908     76,015       0.0%
    Ryder System, Inc.                        7,516    716,726       0.1%
*   Saia, Inc.                                2,876    117,197       0.0%
#*  Sensata Technologies Holding NV           3,033    167,452       0.0%
    SIFCO Industries, Inc.                      157      2,287       0.0%
    Simpson Manufacturing Co., Inc.           4,083    133,841       0.0%
#   SkyWest, Inc.                             5,524     75,403       0.0%
*   SL Industries, Inc.                         560     23,257       0.0%
    Snap-on, Inc.                             2,900    433,695       0.1%
#*  SolarCity Corp.                           1,500     90,075       0.0%
    Southwest Airlines Co.                   38,606  1,565,859       0.3%
*   SP Plus Corp.                             1,536     34,959       0.0%
*   Spirit Aerosystems Holdings, Inc.
      Class A                                 6,809    346,510       0.1%
*   Spirit Airlines, Inc.                     5,133    351,457       0.1%
    SPX Corp.                                 3,471    267,267       0.1%
    Standex International Corp.               1,192     96,397       0.0%
    Stanley Black & Decker, Inc.              6,153    607,301       0.1%
    Steelcase, Inc. Class A                  10,033    176,280       0.0%
*   Stericycle, Inc.                          1,293    172,525       0.0%
*   Sterling Construction Co., Inc.             832      3,652       0.0%
*   Stock Building Supply Holdings, Inc.      1,667     30,623       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
#   Sun Hydraulics Corp.                      2,788 $  108,481       0.0%
    Supreme Industries, Inc. Class A          1,500     11,730       0.0%
#*  Swift Transportation Co.                  9,485    229,537       0.1%
#   TAL International Group, Inc.             3,620    139,515       0.0%
#*  Taser International, Inc.                 4,043    122,058       0.0%
*   Team, Inc.                                1,660     64,873       0.0%
*   Tecumseh Products Co.                       610      1,995       0.0%
*   Teledyne Technologies, Inc.               3,521    369,599       0.1%
    Tennant Co.                               1,635    105,114       0.0%
#   Terex Corp.                               9,365    257,163       0.1%
    Tetra Tech, Inc.                          6,259    169,681       0.0%
    Textainer Group Holdings, Ltd.            5,806    175,922       0.0%
*   Thermon Group Holdings, Inc.              3,194     74,324       0.0%
    Timken Co. (The)                          8,231    323,396       0.1%
    Titan International, Inc.                 3,320     34,495       0.0%
*   Titan Machinery, Inc.                     1,637     23,982       0.0%
    Toro Co. (The)                            2,560    171,622       0.0%
#   Towers Watson & Co. Class A               2,642    335,283       0.1%
    TransDigm Group, Inc.                       878    186,250       0.0%
*   TRC Cos., Inc.                            1,036      7,739       0.0%
*   Trex Co., Inc.                            1,936     90,837       0.0%
*   Trimas Corp.                              3,517     99,074       0.0%
#   Trinity Industries, Inc.                 13,370    362,193       0.1%
#   Triumph Group, Inc.                       4,587    271,734       0.1%
*   TrueBlue, Inc.                            3,640    104,759       0.0%
*   Tutor Perini Corp.                        4,450     94,340       0.0%
    Twin Disc, Inc.                           1,100     19,789       0.0%
    Tyco International P.L.C.                13,506    531,866       0.1%
*   Ultralife Corp.                             900      3,672       0.0%
    UniFirst Corp.                            1,405    159,088       0.0%
    Union Pacific Corp.                      30,954  3,288,243       0.6%
*   United Continental Holdings, Inc.        24,322  1,452,996       0.3%
    United Parcel Service, Inc. Class B       6,714    674,958       0.1%
#*  United Rentals, Inc.                      7,158    691,320       0.1%
    United Stationers, Inc.                   3,103    126,013       0.0%
    United Technologies Corp.                13,954  1,587,267       0.3%
    Universal Forest Products, Inc.           2,015    111,470       0.0%
    Universal Truckload Services, Inc.        2,487     52,824       0.0%
#   US Ecology, Inc.                          2,532    118,776       0.0%
#*  USA Truck, Inc.                             905     22,227       0.0%
#*  USG Corp.                                 4,837    128,374       0.0%
#*  UTi Worldwide, Inc.                      10,073     90,959       0.0%
#   Valmont Industries, Inc.                  2,358    297,155       0.1%
*   Verisk Analytics, Inc. Class A            3,938    295,508       0.1%
*   Veritiv Corp.                               833     33,103       0.0%
    Viad Corp.                                2,548     67,700       0.0%
#*  Vicor Corp.                               1,600     24,400       0.0%
*   Volt Information Sciences, Inc.             639      7,872       0.0%
    VSE Corp.                                   500     35,570       0.0%
#*  Wabash National Corp.                     7,495    105,080       0.0%
*   WABCO Holdings, Inc.                      3,100    385,795       0.1%
    Wabtec Corp.                              1,400    131,670       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Industrials -- (Continued)
    Waste Connections, Inc.                  13,121 $   622,067       0.1%
    Waste Management, Inc.                    9,825     486,632       0.1%
#   Watsco, Inc.                              2,518     302,890       0.1%
    Watts Water Technologies, Inc. Class A    2,662     145,212       0.0%
#   Werner Enterprises, Inc.                  7,357     197,683       0.0%
#*  Wesco Aircraft Holdings, Inc.             3,750      58,800       0.0%
#*  WESCO International, Inc.                 4,500     324,630       0.1%
    West Corp.                                5,126     158,650       0.0%
*   Willdan Group, Inc.                         911      12,945       0.0%
*   Willis Lease Finance Corp.                  400       7,600       0.0%
    Woodward, Inc.                            6,979     328,362       0.1%
#   WW Grainger, Inc.                         1,477     366,931       0.1%
*   Xerium Technologies, Inc.                   805      14,313       0.0%
#*  XPO Logistics, Inc.                       6,317     306,374       0.1%
    Xylem, Inc.                               7,140     264,323       0.1%
*   YRC Worldwide, Inc.                       2,288      35,693       0.0%
                                                    -----------      ----
Total Industrials                                    80,438,720      14.4%
                                                    -----------      ----
Information Technology -- (16.4%)
#*  3D Systems Corp.                          1,697      42,578       0.0%
    Accenture P.L.C. Class A                  6,635     614,733       0.1%
*   ACI Worldwide, Inc.                      11,500     264,845       0.1%
    Activision Blizzard, Inc.                27,130     618,971       0.1%
*   Actua Corp.                               3,848      55,681       0.0%
*   Acxiom Corp.                              7,419     129,536       0.0%
*   Adobe Systems, Inc.                       1,944     147,861       0.0%
    ADTRAN, Inc.                              3,700      61,457       0.0%
*   Advanced Energy Industries, Inc.          3,977      97,277       0.0%
    Advent Software, Inc.                     3,724     161,659       0.0%
#*  Agilysys, Inc.                            1,500      14,115       0.0%
*   Akamai Technologies, Inc.                 2,217     163,570       0.0%
*   Alliance Data Systems Corp.               1,401     416,531       0.1%
*   Alpha & Omega Semiconductor, Ltd.         1,573      12,883       0.0%
    Altera Corp.                              8,014     334,024       0.1%
    Amdocs, Ltd.                              6,646     365,995       0.1%
    American Software, Inc. Class A           1,755      17,041       0.0%
*   Amkor Technology, Inc.                   10,538      74,082       0.0%
    Amphenol Corp. Class A                    5,258     291,135       0.1%
*   Amtech Systems, Inc.                        531       6,638       0.0%
#*  ANADIGICS, Inc.                           1,360       1,795       0.0%
    Analog Devices, Inc.                      8,868     548,397       0.1%
*   Anixter International, Inc.               3,263     230,368       0.1%
*   ANSYS, Inc.                               3,325     285,418       0.1%
*   AOL, Inc.                                 6,894     275,071       0.1%
    Apple, Inc.                              85,617  10,714,968       1.9%
    Applied Materials, Inc.                  11,410     225,804       0.1%
*   ARRIS Group, Inc.                        17,140     577,189       0.1%
*   Arrow Electronics, Inc.                   9,341     557,751       0.1%
*   Aspen Technology, Inc.                    3,712     164,776       0.0%
    Atmel Corp.                              14,000     106,120       0.0%
*   Autodesk, Inc.                            1,700      96,611       0.0%
    Automatic Data Processing, Inc.           4,797     405,538       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
    Avago Technologies, Ltd.                   3,100 $  362,328       0.1%
*   AVG Technologies NV                       15,225    364,182       0.1%
*   Aviat Networks, Inc.                       3,735      4,258       0.0%
*   Avid Technology, Inc.                      2,744     44,425       0.0%
    Avnet, Inc.                               13,469    574,183       0.1%
    AVX Corp.                                 11,922    164,166       0.0%
*   Axcelis Technologies, Inc.                13,615     34,310       0.0%
*   AXT, Inc.                                  2,400      5,712       0.0%
#   Badger Meter, Inc.                         1,500     93,330       0.0%
*   Bankrate, Inc.                             7,400     91,760       0.0%
    Bel Fuse, Inc. Class B                     1,200     24,636       0.0%
    Belden, Inc.                               2,262    189,895       0.0%
*   Benchmark Electronics, Inc.                4,214     99,155       0.0%
    Black Box Corp.                            1,262     25,114       0.0%
    Blackbaud, Inc.                            3,632    183,525       0.0%
*   Blackhawk Network Holdings, Inc. Class B   4,378    160,716       0.0%
*   Blucora, Inc.                              4,083     55,815       0.0%
    Booz Allen Hamilton Holding Corp.          6,189    170,198       0.0%
*   Bottomline Technologies de, Inc.           2,535     67,837       0.0%
    Broadcom Corp. Class A                     4,500    198,923       0.0%
    Broadridge Financial Solutions, Inc.       7,885    425,159       0.1%
*   BroadVision, Inc.                            200      1,190       0.0%
    Brocade Communications Systems, Inc.      40,237    454,678       0.1%
    Brooks Automation, Inc.                    7,292     78,462       0.0%
*   Bsquare Corp.                                500      2,110       0.0%
    CA, Inc.                                  21,681    688,805       0.1%
*   Cabot Microelectronics Corp.               2,165    102,405       0.0%
*   CACI International, Inc. Class A           2,766    244,072       0.1%
#*  Cadence Design Systems, Inc.              11,200    208,880       0.1%
#*  CalAmp Corp.                               3,100     61,101       0.0%
*   Calix, Inc.                                5,315     39,278       0.0%
*   Carbonite, Inc.                            1,329     13,609       0.0%
#*  Cardtronics, Inc.                          5,688    214,608       0.1%
*   Cascade Microtech, Inc.                    1,080     14,321       0.0%
#   Cass Information Systems, Inc.               876     45,789       0.0%
*   Cavium, Inc.                                 500     32,395       0.0%
    CDK Global, Inc.                           1,599     76,624       0.0%
    CDW Corp.                                  5,644    216,278       0.1%
*   Ceva, Inc.                                 1,827     37,819       0.0%
    Checkpoint Systems, Inc.                   4,478     46,392       0.0%
*   CIBER, Inc.                                7,882     27,823       0.0%
#*  Ciena Corp.                                7,745    164,969       0.0%
*   Cimpress NV                                1,436    120,538       0.0%
*   Cirrus Logic, Inc.                         6,738    227,610       0.1%
    Cisco Systems, Inc.                      130,710  3,768,369       0.7%
*   Citrix Systems, Inc.                       3,002    201,614       0.0%
#*  Clearfield, Inc.                             600      8,130       0.0%
#*  Cognex Corp.                               3,516    157,833       0.0%
*   Cognizant Technology Solutions Corp.
      Class A                                  5,616    328,761       0.1%
*   Coherent, Inc.                             1,988    119,280       0.0%
    Cohu, Inc.                                 2,599     27,212       0.0%
*   CommScope Holding Co., Inc.                3,991    117,774       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Information Technology -- (Continued)
    Communications Systems, Inc.                400 $    4,488       0.0%
*   CommVault Systems, Inc.                   2,024     92,598       0.0%
    Computer Sciences Corp.                   9,814    632,512       0.1%
    Computer Task Group, Inc.                 1,668     13,728       0.0%
*   comScore, Inc.                            1,191     62,361       0.0%
    Comtech Telecommunications Corp.          1,600     46,240       0.0%
*   Comverse, Inc.                              800     19,600       0.0%
    Concurrent Computer Corp.                 1,400      8,540       0.0%
*   Constant Contact, Inc.                    1,310     45,654       0.0%
#   Convergys Corp.                           8,388    190,240       0.0%
*   CoreLogic, Inc.                           9,208    360,125       0.1%
#*  CoStar Group, Inc.                        1,227    250,836       0.1%
*   Covisint Corp.                            2,639      5,172       0.0%
#*  Cray, Inc.                                2,309     64,860       0.0%
#*  Cree, Inc.                                5,708    180,829       0.0%
#*  Crexendo, Inc.                              100        216       0.0%
#   CSG Systems International, Inc.           3,464    100,872       0.0%
    CTS Corp.                                 1,493     26,784       0.0%
    Cypress Semiconductor Corp.              14,326    190,822       0.0%
    Daktronics, Inc.                          2,912     31,246       0.0%
*   Datalink Corp.                            1,905     22,022       0.0%
#*  Dealertrack Technologies, Inc.            4,958    194,899       0.0%
*   Demand Media, Inc.                          663      4,250       0.0%
*   DHI Group, Inc.                           7,764     59,006       0.0%
#   Diebold, Inc.                             2,991    103,997       0.0%
*   Digi International, Inc.                  1,926     19,453       0.0%
#   Digimarc Corp.                              400      9,360       0.0%
*   Diodes, Inc.                              3,494     93,360       0.0%
    Dolby Laboratories, Inc. Class A          4,796    193,087       0.0%
*   Dot Hill Systems Corp.                      817      5,131       0.0%
*   DSP Group, Inc.                           1,882     21,417       0.0%
    DST Systems, Inc.                         4,345    500,023       0.1%
*   DTS, Inc.                                 1,197     42,912       0.0%
    EarthLink Holdings Corp.                 16,208     76,664       0.0%
*   eBay, Inc.                               14,987    873,143       0.2%
#   Ebix, Inc.                                3,114     84,981       0.0%
*   EchoStar Corp. Class A                    4,356    217,800       0.1%
    Electro Rent Corp.                        2,186     23,696       0.0%
    Electro Scientific Industries, Inc.       3,565     20,321       0.0%
*   Electronic Arts, Inc.                     4,650    270,118       0.1%
*   Electronics for Imaging, Inc.             3,022    126,108       0.0%
#*  Ellie Mae, Inc.                           1,499     82,445       0.0%
*   eMagin Corp.                                200        434       0.0%
    EMC Corp.                                57,835  1,556,340       0.3%
*   Emcore Corp.                              1,542      8,404       0.0%
*   Emulex Corp.                              8,592     68,908       0.0%
#*  EnerNOC, Inc.                             3,307     36,542       0.0%
*   Entegris, Inc.                           11,872    158,016       0.0%
*   Entropic Communications, Inc.             6,177     18,655       0.0%
*   Envestnet, Inc.                           1,464     75,045       0.0%
*   EPAM Systems, Inc.                        3,103    200,795       0.0%
    EPIQ Systems, Inc.                        4,050     72,536       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Information Technology -- (Continued)
*   ePlus, Inc.                                 624 $   51,767       0.0%
#   Equinix, Inc.                               706    180,687       0.0%
*   Euronet Worldwide, Inc.                   3,499    204,622       0.1%
*   Exar Corp.                                4,467     44,089       0.0%
*   ExlService Holdings, Inc.                 2,149     73,990       0.0%
*   Extreme Networks, Inc.                    4,120     10,382       0.0%
*   F5 Networks, Inc.                         1,300    158,626       0.0%
*   Fabrinet                                  3,670     66,464       0.0%
*   Facebook, Inc. Class A                   13,695  1,078,755       0.2%
#   FactSet Research Systems, Inc.            1,863    293,218       0.1%
    Fair Isaac Corp.                          3,330    294,572       0.1%
*   Fairchild Semiconductor International,
      Inc.                                   11,196    203,375       0.0%
*   FalconStor Software, Inc.                 2,300      3,496       0.0%
*   FARO Technologies, Inc.                     900     35,847       0.0%
    FEI Co.                                   2,211    166,842       0.0%
    Fidelity National Information Services,
      Inc.                                   13,301    831,179       0.2%
*   Finisar Corp.                            10,080    204,926       0.1%
#*  FireEye, Inc.                             1,000     41,300       0.0%
#*  First Solar, Inc.                         3,563    212,604       0.1%
*   Fiserv, Inc.                              5,128    397,933       0.1%
*   FleetCor Technologies, Inc.               1,166    187,598       0.0%
*   FormFactor, Inc.                          5,406     43,086       0.0%
    Forrester Research, Inc.                  1,323     46,027       0.0%
#*  Fortinet, Inc.                            3,600    135,864       0.0%
*   Freescale Semiconductor, Ltd.             6,735    263,271       0.1%
*   Frequency Electronics, Inc.                 400      5,084       0.0%
*   Gartner, Inc.                             1,984    164,632       0.0%
*   Genpact, Ltd.                            18,005    393,589       0.1%
    Global Payments, Inc.                     6,039    605,591       0.1%
*   Google, Inc. Class A                      3,334  1,829,599       0.3%
*   Google, Inc. Class C                      3,274  1,759,231       0.3%
*   GSI Group, Inc.                           2,146     28,499       0.0%
*   GSI Technology, Inc.                      1,016      5,375       0.0%
*   GTT Communications, Inc.                  2,462     44,956       0.0%
#*  Guidewire Software, Inc.                  1,784     89,111       0.0%
    Hackett Group, Inc. (The)                 2,800     26,880       0.0%
*   Harmonic, Inc.                            9,892     69,343       0.0%
    Harris Corp.                              3,800    304,912       0.1%
    Heartland Payment Systems, Inc.           2,858    145,472       0.0%
    Hewlett-Packard Co.                      81,229  2,678,120       0.5%
*   Higher One Holdings, Inc.                 5,300     14,893       0.0%
#*  HomeAway, Inc.                            3,532     98,719       0.0%
#*  Hutchinson Technology, Inc.               2,400      5,664       0.0%
    IAC/InterActiveCorp                       7,280    508,290       0.1%
*   ID Systems, Inc.                            100        701       0.0%
#*  Identiv, Inc.                               249      2,423       0.0%
*   IEC Electronics Corp.                       450      1,890       0.0%
*   iGATE Corp.                               4,232    201,274       0.0%
*   II-VI, Inc.                               6,190    110,120       0.0%
#*  Imation Corp.                             1,900      7,771       0.0%
*   Immersion Corp.                           1,700     18,411       0.0%
#*  Infinera Corp.                            7,987    150,156       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
*   Informatica Corp.                          4,440 $  213,431       0.1%
*   Ingram Micro, Inc. Class A                12,154    305,795       0.1%
*   Innodata, Inc.                               700      1,939       0.0%
#*  Inphi Corp.                                2,200     47,190       0.0%
*   Insight Enterprises, Inc.                  4,000    114,480       0.0%
*   Integrated Device Technology, Inc.        11,570    210,458       0.1%
    Integrated Silicon Solution, Inc.          2,815     52,218       0.0%
    Intel Corp.                              146,650  4,773,457       0.9%
#*  Interactive Intelligence Group, Inc.         300     13,194       0.0%
    InterDigital, Inc.                         4,547    248,812       0.1%
*   Internap Corp.                             4,800     45,120       0.0%
#   International Business Machines Corp.      8,942  1,531,675       0.3%
    Intersil Corp. Class A                    12,304    164,258       0.0%
*   IntraLinks Holdings, Inc.                  2,900     28,420       0.0%
    Intuit, Inc.                               2,740    274,904       0.1%
#*  iPass, Inc.                                2,100      2,520       0.0%
*   IPG Photonics Corp.                        4,300    380,894       0.1%
#*  Itron, Inc.                                2,965    106,325       0.0%
#*  Ixia                                       8,038     96,295       0.0%
    IXYS Corp.                                 2,580     29,180       0.0%
    j2 Global, Inc.                            3,921    272,000       0.1%
    Jabil Circuit, Inc.                       20,015    450,738       0.1%
    Jack Henry & Associates, Inc.              5,097    339,001       0.1%
#*  JDS Uniphase Corp.                        18,030    228,260       0.1%
    Juniper Networks, Inc.                    16,045    424,069       0.1%
*   Kemet Corp.                                3,823     16,515       0.0%
*   Key Tronic Corp.                             700      8,365       0.0%
*   Keysight Technologies, Inc.                1,258     42,093       0.0%
*   Kimball Electronics, Inc.                  2,228     28,496       0.0%
    KLA-Tencor Corp.                           5,458    320,930       0.1%
#*  Knowles Corp.                              4,538     86,993       0.0%
*   Kofax, Ltd.                                1,400     15,442       0.0%
*   Kopin Corp.                                1,622      5,385       0.0%
*   Kulicke & Soffa Industries, Inc.           7,775    117,480       0.0%
*   KVH Industries, Inc.                         884     11,925       0.0%
    Lam Research Corp.                         6,427    485,753       0.1%
*   Lattice Semiconductor Corp.                7,554     44,795       0.0%
    Leidos Holdings, Inc.                      3,717    154,776       0.0%
    Lexmark International, Inc. Class A        6,300    279,657       0.1%
*   Limelight Networks, Inc.                   9,241     34,192       0.0%
    Linear Technology Corp.                    4,791    221,009       0.1%
*   LinkedIn Corp. Class A                       500    126,065       0.0%
*   Lionbridge Technologies, Inc.              7,777     43,162       0.0%
#*  Liquidity Services, Inc.                     151      1,413       0.0%
    Littelfuse, Inc.                           2,023    198,234       0.0%
*   LoJack Corp.                               1,205      3,000       0.0%
#*  M/A-COM Technology Solutions Holdings,
      Inc.                                     1,144     34,858       0.0%
*   Magnachip Semiconductor Corp.              3,805     20,851       0.0%
*   Manhattan Associates, Inc.                 5,332    280,250       0.1%
    Marchex, Inc. Class B                      1,400      5,950       0.0%
    Marvell Technology Group, Ltd.            18,870    264,369       0.1%
    MasterCard, Inc. Class A                  10,340    932,771       0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
#*  Mattersight Corp.                            151 $    1,033       0.0%
*   Mattson Technology, Inc.                   4,091     13,950       0.0%
    Maxim Integrated Products, Inc.           11,504    377,676       0.1%
    MAXIMUS, Inc.                              6,234    399,038       0.1%
*   MaxLinear, Inc. Class A                    1,000      8,530       0.0%
#*  Maxwell Technologies, Inc.                 1,381      7,734       0.0%
    Mentor Graphics Corp.                      9,865    236,069       0.1%
*   Mercury Systems, Inc.                      3,426     47,313       0.0%
#   Mesa Laboratories, Inc.                      256     21,732       0.0%
    Methode Electronics, Inc.                  3,800    161,348       0.0%
    Micrel, Inc.                               4,040     54,944       0.0%
#   Microchip Technology, Inc.                 8,411    400,826       0.1%
#*  Micron Technology, Inc.                   57,407  1,614,859       0.3%
*   Microsemi Corp.                            8,579    286,195       0.1%
    Microsoft Corp.                          135,966  6,613,386       1.2%
    MKS Instruments, Inc.                      4,442    154,626       0.0%
    MOCON, Inc.                                  400      6,960       0.0%
#*  ModusLink Global Solutions, Inc.           6,108     21,378       0.0%
*   MoneyGram International, Inc.              2,487     19,274       0.0%
    Monolithic Power Systems, Inc.             1,836     95,160       0.0%
    Monotype Imaging Holdings, Inc.            2,518     81,608       0.0%
#*  Monster Worldwide, Inc.                    8,923     52,556       0.0%
#*  MoSys, Inc.                                4,500      9,855       0.0%
    Motorola Solutions, Inc.                   8,887    530,998       0.1%
    MTS Systems Corp.                          1,176     83,002       0.0%
*   Multi-Fineline Electronix, Inc.            2,041     47,719       0.0%
*   Nanometrics, Inc.                          2,275     35,172       0.0%
*   NAPCO Security Technologies, Inc.            990      5,316       0.0%
    National Instruments Corp.                 7,787    222,708       0.1%
    NCI, Inc. Class A                            397      4,049       0.0%
*   NCR Corp.                                 17,416    477,895       0.1%
    NetApp, Inc.                              16,047    581,704       0.1%
*   NETGEAR, Inc.                              3,272     99,043       0.0%
#*  Netscout Systems, Inc.                     2,794    114,833       0.0%
#*  NetSuite, Inc.                               350     33,450       0.0%
#*  NeuStar, Inc. Class A                      2,100     63,000       0.0%
*   Newport Corp.                              2,772     52,862       0.0%
    NIC, Inc.                                  4,348     73,916       0.0%
*   Novatel Wireless, Inc.                     1,800     10,908       0.0%
#*  Nuance Communications, Inc.               22,574    346,059       0.1%
#*  Numerex Corp. Class A                        800      8,792       0.0%
#   NVIDIA Corp.                              20,860    462,988       0.1%
#*  Oclaro, Inc.                               4,670      8,966       0.0%
*   OmniVision Technologies, Inc.              5,271    147,035       0.0%
*   ON Semiconductor Corp.                    43,551    501,708       0.1%
    Oracle Corp.                              44,598  1,945,365       0.4%
*   OSI Systems, Inc.                          1,600    107,536       0.0%
#*  Palo Alto Networks, Inc.                   1,100    162,492       0.0%
*   PAR Technology Corp.                         700      2,870       0.0%
    Park Electrochemical Corp.                 1,965     42,680       0.0%
    Paychex, Inc.                              7,690    372,119       0.1%
    PC Connection, Inc.                        2,600     63,154       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Information Technology -- (Continued)
    PC-Tel, Inc.                                700 $    5,530       0.0%
*   PCM, Inc.                                   700      6,909       0.0%
*   PDF Solutions, Inc.                       1,700     30,719       0.0%
    Pegasystems, Inc.                         4,884    105,201       0.0%
    Perceptron, Inc.                            800      9,744       0.0%
*   Perficient, Inc.                          3,179     65,583       0.0%
    Pericom Semiconductor Corp.               1,840     23,037       0.0%
*   Photronics, Inc.                          6,520     57,180       0.0%
*   Planar Systems, Inc.                        131        756       0.0%
#   Plantronics, Inc.                         3,500    186,445       0.0%
*   Plexus Corp.                              2,938    126,481       0.0%
*   PMC-Sierra, Inc.                         16,600    139,938       0.0%
*   Polycom, Inc.                            10,695    139,570       0.0%
    Power Integrations, Inc.                  1,757     86,954       0.0%
*   PRGX Global, Inc.                         2,000      8,480       0.0%
#*  Procera Networks, Inc.                    1,500     17,265       0.0%
*   Progress Software Corp.                   4,875    128,700       0.0%
*   PTC, Inc.                                 5,760    220,838       0.1%
    QAD, Inc. Class A                           697     16,993       0.0%
    QAD, Inc. Class B                           160      3,144       0.0%
*   QLIK Technologies, Inc.                     700     24,353       0.0%
*   QLogic Corp.                              9,117    134,020       0.0%
*   Qorvo, Inc.                              11,015    725,999       0.1%
    QUALCOMM, Inc.                           20,304  1,380,672       0.3%
#*  Quantum Corp.                            15,836     31,830       0.0%
*   QuinStreet, Inc.                          2,573     13,971       0.0%
*   Qumu Corp.                                  800     11,048       0.0%
*   Rackspace Hosting, Inc.                   6,436    346,900       0.1%
*   Radisys Corp.                             1,829      4,024       0.0%
#*  Rambus, Inc.                              7,309    101,157       0.0%
*   RealD, Inc.                               3,135     38,498       0.0%
*   RealNetworks, Inc.                        4,961     32,594       0.0%
#*  RealPage, Inc.                            1,702     33,768       0.0%
*   Red Hat, Inc.                             2,426    182,581       0.0%
    Reis, Inc.                                  600     13,638       0.0%
    Richardson Electronics, Ltd.                900      7,992       0.0%
#*  Rightside Group, Ltd.                       663      5,397       0.0%
*   Rofin-Sinar Technologies, Inc.            3,141     74,316       0.0%
*   Rogers Corp.                              1,173     85,289       0.0%
#*  Rosetta Stone, Inc.                       1,595     13,334       0.0%
#*  Rovi Corp.                                9,224    170,736       0.0%
#*  Rubicon Technology, Inc.                  1,694      6,505       0.0%
*   Rudolph Technologies, Inc.                3,235     41,505       0.0%
*   Salesforce.com, Inc.                      2,145    156,199       0.0%
#   SanDisk Corp.                             5,191    347,486       0.1%
*   Sanmina Corp.                             8,815    179,209       0.0%
*   ScanSource, Inc.                          2,593    103,331       0.0%
*   Seachange International, Inc.             3,525     23,653       0.0%
#   Seagate Technology P.L.C.                 6,116    359,132       0.1%
*   Semtech Corp.                             4,184     97,445       0.0%
#*  ServiceNow, Inc.                            878     65,727       0.0%
*   ServiceSource International, Inc.         4,300     15,351       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Information Technology -- (Continued)
*   ShoreTel, Inc.                            2,000 $ 13,920       0.0%
#*  Shutterstock, Inc.                          849   57,299       0.0%
*   Sigma Designs, Inc.                       2,476   19,783       0.0%
*   Silicon Laboratories, Inc.                3,026  156,353       0.0%
    Skyworks Solutions, Inc.                  6,669  615,215       0.1%
*   SMTC Corp.                                1,100    1,727       0.0%
*   SolarWinds, Inc.                          2,300  112,194       0.0%
    Solera Holdings, Inc.                     3,042  147,598       0.0%
*   Sonus Networks, Inc.                      1,933   15,309       0.0%
*   Splunk, Inc.                                800   53,076       0.0%
    SS&C Technologies Holdings, Inc.          6,500  391,105       0.1%
*   Stamps.com, Inc.                          1,221   75,568       0.0%
*   StarTek, Inc.                               700    5,779       0.0%
#*  Stratasys, Ltd.                           3,649  136,655       0.0%
#*  SunEdison, Inc.                           4,474  113,282       0.0%
#*  SunPower Corp.                            6,203  199,675       0.0%
*   Super Micro Computer, Inc.                3,111   89,503       0.0%
*   support.com, Inc.                         5,020    7,932       0.0%
*   Sykes Enterprises, Inc.                   4,159  104,100       0.0%
    Symantec Corp.                           35,806  892,465       0.2%
#*  Synaptics, Inc.                           1,100   93,192       0.0%
#*  Synchronoss Technologies, Inc.            3,100  142,228       0.0%
    SYNNEX Corp.                              3,649  279,148       0.1%
*   Synopsys, Inc.                            5,901  276,639       0.1%
*   Syntel, Inc.                              3,808  171,436       0.0%
*   Tableau Software, Inc. Class A              400   39,136       0.0%
#*  Take-Two Interactive Software, Inc.       9,370  222,069       0.1%
    TE Connectivity, Ltd.                     6,900  459,195       0.1%
*   Tech Data Corp.                           3,921  221,027       0.1%
*   TechTarget, Inc.                          1,000   10,820       0.0%
*   TeleCommunication Systems, Inc. Class A   6,025   18,798       0.0%
*   Telenav, Inc.                             4,400   36,784       0.0%
    TeleTech Holdings, Inc.                   4,817  124,953       0.0%
#*  Teradata Corp.                           10,046  441,924       0.1%
    Teradyne, Inc.                           16,785  306,326       0.1%
    Tessco Technologies, Inc.                   672   16,981       0.0%
    Tessera Technologies, Inc.                5,070  183,078       0.0%
    Texas Instruments, Inc.                  15,232  825,727       0.2%
*   TiVo, Inc.                                3,768   41,636       0.0%
    Total System Services, Inc.              11,090  438,720       0.1%
    Transact Technologies, Inc.                 400    2,048       0.0%
*   Trimble Navigation, Ltd.                  7,215  183,477       0.0%
*   TTM Technologies, Inc.                    8,186   76,539       0.0%
*   Twitter, Inc.                             1,000   38,960       0.0%
*   Tyler Technologies, Inc.                  1,117  136,218       0.0%
    Ubiquiti Networks, Inc.                   2,227   63,625       0.0%
*   Ultimate Software Group, Inc. (The)         680  113,030       0.0%
*   Ultra Clean Holdings, Inc.                3,000   18,030       0.0%
#*  Ultratech, Inc.                           2,800   55,888       0.0%
*   Unisys Corp.                              3,288   71,580       0.0%
*   United Online, Inc.                       1,294   20,484       0.0%
#*  Unwired Planet, Inc.                      3,220    1,901       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------ ------------ ---------------
Information Technology -- (Continued)
*   Vantiv, Inc. Class A                 6,716 $    262,596       0.1%
#*  Veeco Instruments, Inc.              3,848      113,554       0.0%
#*  VeriFone Systems, Inc.               7,190      257,186       0.1%
*   Verint Systems, Inc.                 2,596      159,472       0.0%
#*  VeriSign, Inc.                       1,800      114,318       0.0%
#*  ViaSat, Inc.                         3,049      183,306       0.0%
*   Viasystems Group, Inc.                 804       14,295       0.0%
*   Virtusa Corp.                        1,400       55,720       0.0%
#   Visa, Inc. Class A                  19,776    1,306,205       0.2%
#   Vishay Intertechnology, Inc.        13,630      172,828       0.0%
*   Vishay Precision Group, Inc.           793       11,316       0.0%
*   VMware, Inc. Class A                   340       29,954       0.0%
    Wayside Technology Group, Inc.         200        3,570       0.0%
#*  Web.com Group, Inc.                  3,410       62,642       0.0%
#*  WebMD Health Corp.                   1,999       88,256       0.0%
*   Westell Technologies, Inc. Class A   2,172        2,606       0.0%
    Western Digital Corp.                5,099      498,376       0.1%
#   Western Union Co. (The)             10,951      222,086       0.1%
#*  WEX, Inc.                            2,236      252,020       0.1%
#*  Workday, Inc. Class A                  626       57,097       0.0%
*   Xcerra Corp.                         3,103       30,502       0.0%
    Xilinx, Inc.                        13,150      570,184       0.1%
*   XO Group, Inc.                       2,465       40,081       0.0%
*   Yahoo!, Inc.                        14,338      610,297       0.1%
#*  Yelp, Inc.                             600       23,634       0.0%
*   Zebra Technologies Corp. Class A     2,300      211,784       0.1%
#*  Zillow Group, Inc. Class A             500       48,820       0.0%
*   Zix Corp.                            2,919       12,435       0.0%
#*  Zynga, Inc. Class A                 66,165      162,104       0.0%
                                               ------------      ----
Total Information Technology                    102,895,848      18.5%
                                               ------------      ----
Materials -- (4.4%)
    A Schulman, Inc.                     2,365      100,394       0.0%
#*  AEP Industries, Inc.                   875       43,838       0.0%
    Air Products & Chemicals, Inc.       2,800      401,604       0.1%
    Airgas, Inc.                         5,653      572,536       0.1%
#   Albemarle Corp.                      1,936      115,579       0.0%
    Alcoa, Inc.                         43,887      588,964       0.1%
#   Allegheny Technologies, Inc.         8,216      279,262       0.1%
#*  AM Castle & Co.                      1,581        6,198       0.0%
#   American Vanguard Corp.              3,400       37,094       0.0%
    Ampco-Pittsburgh Corp.               1,053       16,837       0.0%
#   Aptargroup, Inc.                     6,395      396,938       0.1%
    Ashland, Inc.                        1,740      219,866       0.1%
    Avery Dennison Corp.                10,905      606,209       0.1%
    Axiall Corp.                         5,189      211,711       0.0%
    Ball Corp.                           3,274      240,344       0.1%
    Bemis Co., Inc.                     11,636      523,620       0.1%
*   Berry Plastics Group, Inc.           5,970      204,293       0.0%
*   Boise Cascade Co.                    4,674      162,188       0.0%
    Cabot Corp.                          4,742      202,673       0.0%
    Calgon Carbon Corp.                  5,733      127,215       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Materials -- (Continued)
    Carpenter Technology Corp.                4,143 $  179,185       0.0%
*   Century Aluminum Co.                      9,551    123,112       0.0%
    CF Industries Holdings, Inc.              3,965  1,139,819       0.2%
    Chase Corp.                                 998     35,738       0.0%
*   Chemtura Corp.                            7,486    225,553       0.1%
*   Clearwater Paper Corp.                    1,919    122,758       0.0%
*   Codexis, Inc.                             2,200      9,636       0.0%
#*  Coeur Mining, Inc.                        8,300     43,326       0.0%
    Commercial Metals Co.                    12,372    205,375       0.0%
    Compass Minerals International, Inc.      2,922    258,100       0.1%
#*  Contango ORE, Inc.                           20         98       0.0%
*   Core Molding Technologies, Inc.             683     14,944       0.0%
*   Crown Holdings, Inc.                      3,146    170,702       0.0%
    Cytec Industries, Inc.                    6,700    370,443       0.1%
#   Deltic Timber Corp.                         681     43,584       0.0%
    Domtar Corp.                              4,958    214,285       0.1%
    Dow Chemical Co. (The)                   25,223  1,286,373       0.2%
    Eagle Materials, Inc.                     2,000    166,780       0.0%
    Ecolab, Inc.                              3,686    412,758       0.1%
    EI du Pont de Nemours & Co.              11,819    865,151       0.2%
*   Ferro Corp.                               5,502     74,222       0.0%
#*  Flotek Industries, Inc.                   3,205     45,799       0.0%
    FMC Corp.                                 2,976    176,507       0.0%
    Freeport-McMoRan, Inc.                   27,192    632,758       0.1%
    Friedman Industries, Inc.                   400      2,572       0.0%
    FutureFuel Corp.                          2,972     32,306       0.0%
    Globe Specialty Metals, Inc.              5,499    109,540       0.0%
    Graphic Packaging Holding Co.            35,559    501,382       0.1%
    Greif, Inc. Class A                       2,100     85,596       0.0%
#   Greif, Inc. Class B                       1,052     50,286       0.0%
*   Handy & Harman, Ltd.                        300     10,629       0.0%
    Hawkins, Inc.                               817     32,231       0.0%
    Haynes International, Inc.                  794     35,309       0.0%
    HB Fuller Co.                             4,005    167,289       0.0%
*   Headwaters, Inc.                          4,392     77,211       0.0%
#   Hecla Mining Co.                         35,506    107,228       0.0%
#*  Horsehead Holding Corp.                   4,750     71,013       0.0%
    Huntsman Corp.                           16,769    386,525       0.1%
    Innophos Holdings, Inc.                   2,105    111,228       0.0%
    Innospec, Inc.                            2,596    113,445       0.0%
    International Flavors & Fragrances, Inc.  1,600    183,600       0.0%
    International Paper Co.                  12,254    658,285       0.1%
#*  Intrepid Potash, Inc.                     5,959     74,666       0.0%
#   Kaiser Aluminum Corp.                     1,125     90,416       0.0%
    KapStone Paper and Packaging Corp.       12,344    345,015       0.1%
    KMG Chemicals, Inc.                         783     22,926       0.0%
    Koppers Holdings, Inc.                    1,876     42,172       0.0%
*   Kraton Performance Polymers, Inc.         3,196     72,038       0.0%
    Kronos Worldwide, Inc.                    5,675     76,329       0.0%
#*  Louisiana-Pacific Corp.                  13,787    210,114       0.0%
*   LSB Industries, Inc.                      1,632     69,213       0.0%
    LyondellBasell Industries NV Class A      6,356    657,973       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Materials -- (Continued)
#   Martin Marietta Materials, Inc.           1,063 $151,637       0.0%
    Materion Corp.                            2,000   79,980       0.0%
#*  McEwen Mining, Inc.                       4,528    4,528       0.0%
    MeadWestvaco Corp.                        8,916  435,101       0.1%
*   Mercer International, Inc.                6,733   96,282       0.0%
    Minerals Technologies, Inc.               3,338  226,083       0.1%
    Mosaic Co. (The)                         10,482  461,208       0.1%
    Myers Industries, Inc.                    3,823   61,818       0.0%
    Neenah Paper, Inc.                        2,108  127,471       0.0%
#   NewMarket Corp.                             500  223,450       0.1%
    Newmont Mining Corp.                     18,695  495,231       0.1%
    Noranda Aluminum Holding Corp.            5,483   18,313       0.0%
    Nucor Corp.                               9,649  471,450       0.1%
    Olin Corp.                                7,940  234,468       0.1%
#   Olympic Steel, Inc.                         600    6,570       0.0%
    OM Group, Inc.                            1,766   53,051       0.0%
*   OMNOVA Solutions, Inc.                    5,202   41,564       0.0%
*   Owens-Illinois, Inc.                     17,227  411,898       0.1%
    Packaging Corp. of America                6,186  428,009       0.1%
    PH Glatfelter Co.                         4,312  106,938       0.0%
    PolyOne Corp.                             6,269  244,804       0.1%
    PPG Industries, Inc.                      1,666  369,119       0.1%
    Praxair, Inc.                             3,738  455,774       0.1%
    Quaker Chemical Corp.                     1,100   91,542       0.0%
    Reliance Steel & Aluminum Co.             5,704  369,163       0.1%
#*  Rentech, Inc.                             5,699    6,839       0.0%
*   Resolute Forest Products, Inc.            8,723  134,509       0.0%
    Rock-Tenn Co. Class A                     8,580  540,368       0.1%
#   Royal Gold, Inc.                          4,838  312,196       0.1%
    RPM International, Inc.                   6,804  323,462       0.1%
*   RTI International Metals, Inc.            3,057  115,096       0.0%
    Schnitzer Steel Industries, Inc. Class A  2,700   47,034       0.0%
    Scotts Miracle-Gro Co. (The) Class A      3,636  234,558       0.1%
    Sealed Air Corp.                          5,588  254,813       0.1%
    Sensient Technologies Corp.               2,000  130,720       0.0%
    Sherwin-Williams Co. (The)                  700  194,600       0.0%
    Silgan Holdings, Inc.                     6,731  362,599       0.1%
    Sonoco Products Co.                       9,714  434,119       0.1%
#   Southern Copper Corp.                     2,100   68,418       0.0%
    Steel Dynamics, Inc.                     18,876  417,726       0.1%
    Stepan Co.                                1,652   84,136       0.0%
*   Stillwater Mining Co.                    10,155  136,382       0.0%
    SunCoke Energy, Inc.                      6,774  118,748       0.0%
    Synalloy Corp.                              498    7,355       0.0%
    TimkenSteel Corp.                         3,691  107,740       0.0%
*   Trecora Resources                         1,637   19,644       0.0%
    Tredegar Corp.                            1,798   36,805       0.0%
    Tronox, Ltd. Class A                      5,749  120,442       0.0%
    United States Lime & Minerals, Inc.         400   26,400       0.0%
#   United States Steel Corp.                11,099  266,598       0.1%
#*  Universal Stainless & Alloy Products,
      Inc.                                      900   18,900       0.0%
*   US Concrete, Inc.                           698   25,337       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Materials -- (Continued)
      Valspar Corp. (The)                     2,101 $   170,391       0.0%
      Vulcan Materials Co.                    4,711     402,885       0.1%
#     Wausau Paper Corp.                      2,808      26,171       0.0%
      Westlake Chemical Corp.                 4,800     374,304       0.1%
#     Worthington Industries, Inc.            5,891     159,234       0.0%
*     WR Grace & Co.                          1,636     158,234       0.0%
      Zep, Inc.                               1,461      29,045       0.0%
                                                    -----------       ---
Total Materials                                      27,802,166       5.0%
                                                    -----------       ---
Other -- (0.0%)
(o)*  Gerber Scientific, Inc. Escrow Shares   1,200          --       0.0%
                                                    -----------       ---
Real Estate Investment Trusts -- (0.1%)
*     Communications Sales & Leasing, Inc.   15,040     452,391       0.1%
      Iron Mountain, Inc.                     2,220      76,568       0.0%
                                                    -----------       ---
Total Real Estate Investment Trusts                     528,959       0.1%
                                                    -----------       ---
Telecommunication Services -- (2.3%)
#*    8x8, Inc.                               1,219      10,642       0.0%
*     Alteva                                    100         707       0.0%
      AT&T, Inc.                            133,566   4,626,726       0.8%
      Atlantic Tele-Network, Inc.             1,605     105,962       0.0%
#*    Boingo Wireless, Inc.                   2,902      23,971       0.0%
      CenturyLink, Inc.                      20,333     731,175       0.2%
*     Cincinnati Bell, Inc.                  18,105      62,100       0.0%
      Cogent Communications Holdings, Inc.    3,222     112,738       0.0%
#     Consolidated Communications
        Holdings, Inc.                        6,389     134,616       0.0%
*     FairPoint Communications, Inc.          1,600      31,552       0.0%
#     Frontier Communications Corp.          84,769     581,515       0.1%
*     General Communication, Inc. Class A     4,100      65,026       0.0%
*     Globalstar, Inc.                        3,744       9,697       0.0%
*     Hawaiian Telcom Holdco, Inc.              865      22,784       0.0%
      IDT Corp. Class B                       3,068      52,248       0.0%
      Inteliquent, Inc.                       4,793      91,115       0.0%
#*    Intelsat SA                             4,493      56,567       0.0%
#*    Iridium Communications, Inc.            4,837      49,192       0.0%
*     Level 3 Communications, Inc.            9,472     529,864       0.1%
#     Lumos Networks Corp.                    2,200      31,108       0.0%
#     NTELOS Holdings Corp.                   1,700       9,877       0.0%
#*    ORBCOMM, Inc.                           4,975      29,949       0.0%
*     Premiere Global Services, Inc.          4,670      47,681       0.0%
*     SBA Communications Corp. Class A        2,317     268,355       0.1%
      Shenandoah Telecommunications Co.       4,421     152,348       0.0%
      Spok Holdings, Inc.                     2,004      37,725       0.0%
#*    Sprint Corp.                           14,511      74,441       0.0%
#*    Straight Path Communications, Inc.
        Class B                                 984      20,566       0.0%
*     T-Mobile US, Inc.                       7,624     259,521       0.1%
      Telephone & Data Systems, Inc.         10,244     273,617       0.1%
#*    United States Cellular Corp.            1,820      67,213       0.0%
      Verizon Communications, Inc.          104,871   5,289,693       1.0%
*     Vonage Holdings Corp.                  13,116      60,727       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Telecommunication Services -- (Continued)
*   Windstream Holdings, Inc.                12,533 $   146,386       0.0%
                                                    -----------       ---
Total Telecommunication Services                     14,067,404       2.5%
                                                    -----------       ---
Utilities -- (2.3%)
    AES Corp.                                11,991     158,881       0.0%
    AGL Resources, Inc.                       5,324     267,638       0.1%
    ALLETE, Inc.                              3,220     161,966       0.0%
    Alliant Energy Corp.                      2,190     132,429       0.0%
    Ameren Corp.                              4,364     178,662       0.0%
    American Electric Power Co., Inc.         4,618     262,626       0.1%
    American States Water Co.                 2,600      99,814       0.0%
    American Water Works Co., Inc.            3,182     173,483       0.0%
#   Aqua America, Inc.                        7,589     203,537       0.1%
    Artesian Resources Corp. Class A            400       8,616       0.0%
    Atmos Energy Corp.                        4,493     242,622       0.1%
#   Avista Corp.                              3,982     129,893       0.0%
    Black Hills Corp.                         3,248     160,094       0.0%
    California Water Service Group            3,500      83,545       0.0%
*   Calpine Corp.                            29,284     638,684       0.1%
    CenterPoint Energy, Inc.                  7,411     155,409       0.0%
    Chesapeake Utilities Corp.                1,139      54,421       0.0%
    Cleco Corp.                               2,372     128,918       0.0%
    CMS Energy Corp.                          5,170     175,418       0.0%
    Connecticut Water Service, Inc.             917      33,012       0.0%
#   Consolidated Edison, Inc.                 4,460     274,513       0.1%
    Consolidated Water Co., Ltd.                959      11,518       0.0%
    Delta Natural Gas Co., Inc.                 591      11,643       0.0%
    Dominion Resources, Inc.                  5,442     390,083       0.1%
    DTE Energy Co.                            3,043     242,314       0.1%
    Duke Energy Corp.                         5,516     427,876       0.1%
*   Dynegy, Inc.                              9,979     332,001       0.1%
    Edison International                      2,987     182,028       0.0%
    El Paso Electric Co.                      3,000     111,630       0.0%
    Empire District Electric Co. (The)        3,337      78,653       0.0%
    Entergy Corp.                             3,216     248,211       0.1%
    Eversource Energy                         4,799     233,999       0.1%
#   Exelon Corp.                              8,053     273,963       0.1%
    FirstEnergy Corp.                         6,659     239,125       0.1%
    Gas Natural, Inc.                           700       7,000       0.0%
    Genie Energy, Ltd. Class B                1,601      22,798       0.0%
    Great Plains Energy, Inc.                 6,524     170,798       0.0%
    Hawaiian Electric Industries, Inc.        4,869     152,400       0.0%
#   IDACORP, Inc.                             1,881     113,481       0.0%
    Integrys Energy Group, Inc.               2,195     160,455       0.0%
    ITC Holdings Corp.                        6,925     249,300       0.1%
#   Laclede Group, Inc. (The)                 2,700     140,211       0.0%
    MDU Resources Group, Inc.                 5,681     126,630       0.0%
    MGE Energy, Inc.                          2,263      93,869       0.0%
    Middlesex Water Co.                       1,448      32,971       0.0%
#   National Fuel Gas Co.                     3,654     235,500       0.1%
    New Jersey Resources Corp.                5,910     180,314       0.0%
    NextEra Energy, Inc.                      4,067     410,482       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Utilities -- (Continued)
       NiSource, Inc.                        4,677 $    203,075        0.1%
#      Northwest Natural Gas Co.             1,777       82,986        0.0%
       NorthWestern Corp.                    3,472      180,856        0.0%
       NRG Energy, Inc.                     11,416      288,140        0.1%
#      NRG Yield, Inc. Class A               1,604       78,917        0.0%
#      OGE Energy Corp.                      3,300      107,844        0.0%
#      ONE Gas, Inc.                         3,674      154,198        0.0%
       Ormat Technologies, Inc.              3,572      130,699        0.0%
#      Otter Tail Corp.                      2,643       79,052        0.0%
       Pepco Holdings, Inc.                  2,789       72,458        0.0%
       PG&E Corp.                            4,479      237,029        0.1%
       Piedmont Natural Gas Co., Inc.        3,798      142,197        0.0%
       Pinnacle West Capital Corp.           1,693      103,612        0.0%
       PNM Resources, Inc.                   5,540      153,901        0.0%
#      Portland General Electric Co.         5,600      196,896        0.0%
       PPL Corp.                             5,296      180,223        0.0%
       Public Service Enterprise Group,
         Inc.                                4,417      183,482        0.0%
       Questar Corp.                         7,460      174,862        0.0%
       RGC Resources, Inc.                     100        2,090        0.0%
#      SCANA Corp.                           2,529      133,986        0.0%
       Sempra Energy                         2,133      226,461        0.1%
       SJW Corp.                             1,548       45,279        0.0%
       South Jersey Industries, Inc.         2,386      125,862        0.0%
       Southern Co. (The)                    8,312      368,222        0.1%
       Southwest Gas Corp.                   3,200      176,000        0.0%
#      TECO Energy, Inc.                    10,000      189,500        0.0%
       UGI Corp.                            13,589      473,033        0.1%
#      UIL Holdings Corp.                    4,032      201,116        0.1%
       Unitil Corp.                          1,246       42,613        0.0%
       Vectren Corp.                         3,548      153,167        0.0%
#      Westar Energy, Inc.                   5,593      210,576        0.1%
       WGL Holdings, Inc.                    3,486      191,765        0.0%
#      Wisconsin Energy Corp.                4,070      199,918        0.0%
       Xcel Energy, Inc.                     8,217      278,638        0.1%
       York Water Co. (The)                    762       19,172        0.0%
                                                   ------------      -----
Total Utilities                                      14,391,259        2.6%
                                                   ------------      -----
TOTAL COMMON STOCKS                                 555,487,653       99.7%
                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Leap Wireless International,
         Inc. Contingent Value Rights        1,200        3,024        0.0%
(o)#*  Magnum Hunter Resources Corp.
         Warrants 04/15/16                     732           --        0.0%
(o)*   Safeway Casa Ley Contingent
         Value Rights                       11,539       11,711        0.0%
(o)*   Safeway PDC, LLC Contingent
         Value Rights                       11,539          563        0.0%
                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                    15,298        0.0%
                                                   ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
       State Street Institutional
         Liquid Reserves, 0.098%         1,316,977    1,316,977        0.2%
                                                   ------------      -----
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@   DFA Short Term Investment Fund    5,941,161 $ 68,739,232       12.4%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $471,360,339)                             $625,559,160      112.3%
                                                   ============      =====

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary         $ 93,271,678          --   --    $ 93,271,678
   Consumer Staples                 31,197,719          --   --      31,197,719
   Energy                           59,406,615          --   --      59,406,615
   Financials                      100,999,834          --   --     100,999,834
   Health Care                      30,487,451          --   --      30,487,451
   Industrials                      80,438,720          --   --      80,438,720
   Information Technology          102,895,848          --   --     102,895,848
   Materials                        27,802,166          --   --      27,802,166
   Other                                    --          --   --              --
   Real Estate Investment Trusts       528,959          --   --         528,959
   Telecommunication Services       14,067,404          --   --      14,067,404
   Utilities                        14,391,259          --   --      14,391,259
Rights/Warrants                             -- $    15,298   --          15,298
Temporary Cash Investments           1,316,977          --   --       1,316,977
Securities Lending Collateral               --  68,739,232   --      68,739,232
                                  ------------ -----------   --    ------------
TOTAL                             $556,804,630 $68,754,530   --    $625,559,160
                                  ============ ===========   ==    ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
COMMON STOCKS -- (90.5%)

Consumer Discretionary -- (14.1%)
*   1-800-Flowers.com, Inc. Class A           1,900 $   20,083       0.0%
    A. H. Belo Corp. Class A                  1,500     10,035       0.0%
    Aaron's, Inc.                             4,114    139,876       0.0%
#   Abercrombie & Fitch Co. Class A           3,503     78,747       0.0%
    Advance Auto Parts, Inc.                  1,471    210,353       0.1%
#*  Aeropostale, Inc.                         1,900      5,871       0.0%
*   Amazon.com, Inc.                          7,596  3,203,841       0.7%
    AMC Entertainment Holdings, Inc. Class A    900     27,054       0.0%
#*  AMC Networks, Inc. Class A                1,567    118,214       0.0%
*   America's Car-Mart, Inc.                    200     10,268       0.0%
*   American Axle & Manufacturing Holdings,
      Inc.                                    2,724     67,909       0.0%
#   American Eagle Outfitters, Inc.          10,338    164,478       0.0%
*   American Public Education, Inc.             300      8,367       0.0%
*   ANN, Inc.                                 3,244    122,818       0.0%
*   Apollo Education Group, Inc. Class A      2,326     39,042       0.0%
    Aramark                                     347     10,663       0.0%
    Arctic Cat, Inc.                            816     28,960       0.0%
*   Asbury Automotive Group, Inc.             1,958    164,531       0.0%
*   Ascena Retail Group, Inc.                 7,750    116,173       0.0%
#*  Ascent Capital Group, Inc. Class A          600     24,024       0.0%
#   Autoliv, Inc.                             3,097    367,676       0.1%
*   AutoNation, Inc.                          3,697    227,550       0.1%
*   AutoZone, Inc.                              500    336,330       0.1%
*   Barnes & Noble, Inc.                      4,178     91,498       0.0%
    Bassett Furniture Industries, Inc.          500     14,110       0.0%
#   bebe stores, Inc.                         6,898     22,832       0.0%
#*  Bed Bath & Beyond, Inc.                   1,300     91,598       0.0%
*   Belmond, Ltd. Class A                     4,555     56,118       0.0%
#   Best Buy Co., Inc.                       20,971    726,645       0.2%
    Big 5 Sporting Goods Corp.                  911     12,426       0.0%
#   Big Lots, Inc.                            4,004    182,462       0.0%
*   Biglari Holdings, Inc.                      200     73,102       0.0%
*   BJ's Restaurants, Inc.                    1,590     74,412       0.0%
    Bloomin' Brands, Inc.                     6,038    136,821       0.0%
#*  Blue Nile, Inc.                           1,171     31,863       0.0%
*   Blyth, Inc.                                 400      3,072       0.0%
#   Bob Evans Farms, Inc.                     1,100     47,322       0.0%
*   Books-A-Million, Inc.                       300        861       0.0%
    BorgWarner, Inc.                          5,800    343,360       0.1%
*   Bravo Brio Restaurant Group, Inc.           800     11,784       0.0%
*   Bridgepoint Education, Inc.                 960      8,419       0.0%
*   Bright Horizons Family Solutions, Inc.    2,209    111,069       0.0%
#   Brinker International, Inc.               1,128     62,457       0.0%
    Brown Shoe Co., Inc.                      2,300     68,310       0.0%
#   Brunswick Corp.                           4,187    209,517       0.1%
#   Buckle, Inc. (The)                          933     41,798       0.0%
#*  Buffalo Wild Wings, Inc.                    676    107,687       0.0%
*   Build-A-Bear Workshop, Inc.               1,300     23,959       0.0%
*   Burlington Stores, Inc.                   3,000    154,710       0.0%
#*  Cabela's, Inc.                            3,458    182,375       0.0%
#   Cablevision Systems Corp. Class A        10,142    202,637       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#   Callaway Golf Co.                         4,913 $   47,558       0.0%
*   Cambium Learning Group, Inc.                900      2,664       0.0%
    Capella Education Co.                       400     21,612       0.0%
*   Career Education Corp.                    3,938     16,540       0.0%
#*  CarMax, Inc.                              4,415    300,706       0.1%
*   Carmike Cinemas, Inc.                       957     28,882       0.0%
    Carnival Corp.                            4,446    195,491       0.1%
    Carriage Services, Inc.                     182      4,302       0.0%
*   Carrols Restaurant Group, Inc.              100        904       0.0%
    Carter's, Inc.                            4,082    407,629       0.1%
    Cato Corp. (The) Class A                  2,771    109,011       0.0%
*   Cavco Industries, Inc.                      600     39,342       0.0%
    CBS Corp. Class B                         4,949    307,481       0.1%
#*  Central European Media Enterprises,
      Ltd. Class A                            2,252      6,193       0.0%
*   Charter Communications, Inc. Class A      2,741    512,731       0.1%
#   Cheesecake Factory, Inc. (The)            2,000    100,260       0.0%
    Cherokee, Inc.                              600     13,020       0.0%
    Chico's FAS, Inc.                        12,561    211,778       0.1%
#   Children's Place, Inc. (The)              1,179     71,518       0.0%
*   Chipotle Mexican Grill, Inc.                300    186,402       0.1%
    Choice Hotels International, Inc.         1,324     79,268       0.0%
*   Christopher & Banks Corp.                 2,500     14,850       0.0%
    Churchill Downs, Inc.                       534     63,637       0.0%
#*  Chuy's Holdings, Inc.                       553     12,509       0.0%
    Cinemark Holdings, Inc.                   5,835    248,746       0.1%
*   Citi Trends, Inc.                           400      9,112       0.0%
    Clear Channel Outdoor Holdings, Inc.
      Class A                                 2,200     25,036       0.0%
    ClubCorp Holdings, Inc.                      23        503       0.0%
    Coach, Inc.                               4,452    170,111       0.0%
    Collectors Universe, Inc.                   299      6,886       0.0%
    Columbia Sportswear Co.                   2,365    148,285       0.0%
    Comcast Corp. Class A                    50,077  2,892,448       0.6%
#   Comcast Corp. Special Class A             8,100    466,479       0.1%
*   Conn's, Inc.                              1,344     37,592       0.0%
    Cooper Tire & Rubber Co.                  3,449    146,548       0.0%
    Core-Mark Holding Co., Inc.               1,102     58,086       0.0%
#   Cracker Barrel Old Country Store, Inc.    1,036    137,249       0.0%
#*  Crocs, Inc.                               4,200     55,440       0.0%
*   Crown Media Holdings, Inc. Class A        3,500     13,125       0.0%
    CSS Industries, Inc.                        242      6,858       0.0%
    CST Brands, Inc.                          6,232    259,937       0.1%
    Culp, Inc.                                  400     10,340       0.0%
*   Cumulus Media, Inc. Class A               3,298      7,519       0.0%
#   Dana Holding Corp.                       13,377    288,542       0.1%
    Darden Restaurants, Inc.                  3,808    242,836       0.1%
#*  Deckers Outdoor Corp.                     1,578    116,772       0.0%
*   Del Frisco's Restaurant Group, Inc.         700     14,119       0.0%
    Delphi Automotive P.L.C.                  4,578    379,974       0.1%
#*  Delta Apparel, Inc.                         231      2,834       0.0%
*   Denny's Corp.                             3,112     32,396       0.0%
    Destination Maternity Corp.                 800      9,432       0.0%
#*  Destination XL Group, Inc.                  900      4,383       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    DeVry Education Group, Inc.               2,799 $   84,642       0.0%
*   Diamond Resorts International, Inc.       1,987     63,604       0.0%
    Dick's Sporting Goods, Inc.               4,100    222,466       0.1%
    Dillard's, Inc. Class A                   2,374    312,395       0.1%
    DineEquity, Inc.                          1,400    135,002       0.0%
*   DIRECTV                                   4,985    452,164       0.1%
*   Discovery Communications, Inc.            4,148    125,394       0.0%
#*  Discovery Communications, Inc. Class A    1,700     55,012       0.0%
*   DISH Network Corp. Class A                4,808    325,309       0.1%
    Dollar General Corp.                     10,357    753,057       0.2%
*   Dollar Tree, Inc.                         5,534    422,853       0.1%
    Domino's Pizza, Inc.                      2,051    221,200       0.1%
#*  Dorman Products, Inc.                     1,723     80,688       0.0%
    DR Horton, Inc.                          11,461    291,109       0.1%
#*  DreamWorks Animation SKG, Inc. Class A    3,248     84,643       0.0%
    Drew Industries, Inc.                     1,261     71,461       0.0%
    DSW, Inc. Class A                         2,970    107,722       0.0%
#   Dunkin' Brands Group, Inc.                3,763    196,090       0.1%
    Emerson Radio Corp.                         900      1,251       0.0%
*   Entercom Communications Corp. Class A     1,037     12,320       0.0%
#   Entravision Communications Corp. Class A  4,562     29,835       0.0%
    Escalade, Inc.                              900     16,191       0.0%
#   Ethan Allen Interiors, Inc.               1,336     32,358       0.0%
*   EVINE Live, Inc.                            500      2,980       0.0%
    EW Scripps Co. (The) Class A              4,611    107,390       0.0%
#   Expedia, Inc.                             1,882    177,341       0.0%
*   Express, Inc.                             3,385     55,176       0.0%
    Family Dollar Stores, Inc.                1,000     78,140       0.0%
#*  Famous Dave's Of America, Inc.              400     11,280       0.0%
*   Federal-Mogul Holdings Corp.              6,121     78,961       0.0%
*   Fiesta Restaurant Group, Inc.               521     26,337       0.0%
    Finish Line, Inc. (The) Class A           4,245    104,130       0.0%
#*  Five Below, Inc.                          1,858     62,652       0.0%
    Flexsteel Industries, Inc.                  561     20,202       0.0%
    Foot Locker, Inc.                         5,251    312,172       0.1%
    Ford Motor Co.                           93,723  1,480,823       0.3%
#*  Fossil Group, Inc.                        3,434    288,387       0.1%
*   Fox Factory Holding Corp.                 1,876     28,553       0.0%
*   Francesca's Holdings Corp.                1,264     21,400       0.0%
#   Fred's, Inc. Class A                      1,474     24,866       0.0%
#*  FTD Cos., Inc.                            1,255     35,818       0.0%
#*  Fuel Systems Solutions, Inc.                700      7,770       0.0%
#*  G-III Apparel Group, Ltd.                 1,013    112,625       0.0%
*   Gaiam, Inc. Class A                         700      4,592       0.0%
#   GameStop Corp. Class A                    6,970    268,624       0.1%
*   Gaming Partners International Corp.         100      1,108       0.0%
    Gannett Co., Inc.                         7,622    261,587       0.1%
#   Gap, Inc. (The)                           8,940    354,382       0.1%
#   Garmin, Ltd.                              4,900    221,431       0.1%
*   Geeknet, Inc.                                50        450       0.0%
    General Motors Co.                        9,600    336,576       0.1%
*   Genesco, Inc.                             1,502    101,520       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Gentex Corp.                              1,000 $   17,350       0.0%
*   Gentherm, Inc.                            1,200     63,276       0.0%
    Genuine Parts Co.                         2,614    234,868       0.1%
    GNC Holdings, Inc. Class A                8,381    360,802       0.1%
    Goodyear Tire & Rubber Co. (The)          5,700    161,680       0.0%
*   Gordmans Stores, Inc.                       317      2,308       0.0%
    Graham Holdings Co. Class B                 400    409,172       0.1%
*   Grand Canyon Education, Inc.              1,503     68,056       0.0%
*   Gray Television, Inc.                     4,013     53,212       0.0%
    Group 1 Automotive, Inc.                  1,617    127,711       0.0%
#*  Groupon, Inc.                            17,800    123,176       0.0%
#   Guess?, Inc.                              3,862     70,713       0.0%
#   H&R Block, Inc.                           7,160    216,518       0.1%
    Hanesbrands, Inc.                        16,292    506,355       0.1%
    Harley-Davidson, Inc.                     3,281    184,425       0.0%
    Harman International Industries, Inc.     1,781    232,207       0.1%
    Harte-Hanks, Inc.                         3,456     23,466       0.0%
#   Hasbro, Inc.                              3,488    246,916       0.1%
    Haverty Furniture Cos., Inc.                900     19,314       0.0%
*   Helen of Troy, Ltd.                       1,670    146,309       0.0%
#*  Hibbett Sports, Inc.                        400     18,720       0.0%
*   Hilton Worldwide Holdings, Inc.           2,002     57,978       0.0%
    Home Depot, Inc. (The)                   31,779  3,399,717       0.7%
    Hooker Furniture Corp.                      300      7,635       0.0%
#*  Houghton Mifflin Harcourt Co.             1,782     40,737       0.0%
    HSN, Inc.                                 3,345    208,795       0.1%
*   Hyatt Hotels Corp. Class A                  825     47,891       0.0%
#*  Iconix Brand Group, Inc.                  3,188     83,876       0.0%
*   International Game Technology P.L.C.        982     19,994       0.0%
    International Speedway Corp. Class A        400     14,544       0.0%
    Interpublic Group of Cos., Inc. (The)     9,500    197,980       0.1%
    Interval Leisure Group, Inc.              1,171     29,029       0.0%
#*  iRobot Corp.                              1,368     44,351       0.0%
*   Isle of Capri Casinos, Inc.                 970     13,793       0.0%
#*  ITT Educational Services, Inc.              500      2,640       0.0%
    Jack in the Box, Inc.                     2,060    178,746       0.0%
*   JAKKS Pacific, Inc.                         496      3,308       0.0%
*   Jarden Corp.                              1,125     57,578       0.0%
#*  JC Penney Co., Inc.                       9,587     79,572       0.0%
    John Wiley & Sons, Inc. Class A           3,236    184,064       0.0%
    Johnson Controls, Inc.                   10,887    548,487       0.1%
    Johnson Outdoors, Inc. Class A              600     18,900       0.0%
*   Journal Media Group, Inc.                   851      7,906       0.0%
*   K12, Inc.                                   764     12,354       0.0%
#*  Kate Spade & Co.                          5,226    170,890       0.0%
#   KB Home                                   3,690     53,468       0.0%
#*  Kirkland's, Inc.                            500     11,870       0.0%
    Kohl's Corp.                              8,791    629,875       0.1%
#*  Krispy Kreme Doughnuts, Inc.              1,203     21,413       0.0%
    L Brands, Inc.                            4,900    437,864       0.1%
    La-Z-Boy, Inc.                            3,065     80,334       0.0%
#*  Lands' End, Inc.                          1,108     32,553       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#   Las Vegas Sands Corp.                     3,041 $  160,808       0.0%
*   LeapFrog Enterprises, Inc.                3,899      8,812       0.0%
    Lear Corp.                                1,613    179,091       0.0%
#   Leggett & Platt, Inc.                     7,532    319,884       0.1%
#   Lennar Corp. Class A                      4,000    183,200       0.0%
    Lennar Corp. Class B                        400     14,612       0.0%
    Libbey, Inc.                              1,981     77,952       0.0%
*   Liberty Broadband Corp.(530307206)            4        220       0.0%
*   Liberty Broadband Corp.(530307305)        3,109    168,694       0.0%
*   Liberty Broadband Corp. Class A           1,106     59,989       0.0%
*   Liberty Interactive Corp. Class A        16,010    460,448       0.1%
*   Liberty Media Corp.                       5,863    222,501       0.1%
*   Liberty Media Corp. Class A               2,899    111,264       0.0%
*   Liberty Media Corp. Class B                  17        663       0.0%
    Liberty Tax, Inc.                           531     14,709       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                                 2,748     81,643       0.0%
*   Liberty Ventures Series A                 7,491    312,225       0.1%
*   Life Time Fitness, Inc.                   1,800    128,700       0.0%
#   Lifetime Brands, Inc.                       500      7,275       0.0%
#   Lions Gate Entertainment Corp.            4,498    139,483       0.0%
#   Lithia Motors, Inc. Class A               1,697    169,242       0.0%
*   Live Nation Entertainment, Inc.           9,115    228,422       0.1%
*   LKQ Corp.                                 8,810    238,487       0.1%
*   Loral Space & Communications, Inc.          620     42,780       0.0%
    Lowe's Cos., Inc.                        16,224  1,117,185       0.2%
*   Lululemon Athletica, Inc.                 1,667    106,088       0.0%
#*  Lumber Liquidators Holdings, Inc.           594     16,329       0.0%
#*  M/I Homes, Inc.                           1,948     43,947       0.0%
    Macy's, Inc.                              1,165     75,294       0.0%
#*  Madison Square Garden Co. (The) Class A   5,487    440,606       0.1%
    Marcus Corp. (The)                          300      5,811       0.0%
    Marine Products Corp.                       700      4,970       0.0%
*   MarineMax, Inc.                           1,124     24,818       0.0%
#   Marriott International, Inc. Class A      7,025    562,351       0.1%
    Marriott Vacations Worldwide Corp.        1,442    118,547       0.0%
*   Martha Stewart Living Omnimedia, Inc.
      Class A                                   700      3,850       0.0%
#   Mattel, Inc.                              7,205    202,893       0.1%
*   McClatchy Co. (The) Class A               2,425      3,371       0.0%
    McDonald's Corp.                         11,327  1,093,622       0.2%
#   MDC Holdings, Inc.                        3,445     92,464       0.0%
#*  Media General, Inc.                         600     10,134       0.0%
    Men's Wearhouse, Inc. (The)               4,200    237,678       0.1%
    Meredith Corp.                            2,536    131,973       0.0%
*   Meritage Homes Corp.                      2,636    112,742       0.0%
*   MGM Resorts International                14,457    305,766       0.1%
*   Michael Kors Holdings, Ltd.               4,611    285,236       0.1%
*   Modine Manufacturing Co.                  2,400     29,496       0.0%
*   Mohawk Industries, Inc.                   2,867    497,424       0.1%
#   Monro Muffler Brake, Inc.                   890     53,302       0.0%
    Morningstar, Inc.                         2,463    186,917       0.1%
*   Motorcar Parts of America, Inc.             440     12,861       0.0%
    Movado Group, Inc.                          805     23,570       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   Murphy USA, Inc.                          2,591 $  169,270       0.0%
    Nathan's Famous, Inc.                       200      8,228       0.0%
    National CineMedia, Inc.                  3,817     58,171       0.0%
*   Nautilus, Inc.                            1,613     27,115       0.0%
*   Netflix, Inc.                               400    222,600       0.1%
*   New York & Co., Inc.                      1,300      3,289       0.0%
#   New York Times Co. (The) Class A          6,900     92,391       0.0%
    Newell Rubbermaid, Inc.                   3,996    152,367       0.0%
*   News Corp. Class A                        7,731    121,995       0.0%
*   News Corp. Class B                        2,775     43,207       0.0%
    Nexstar Broadcasting Group, Inc. Class A  1,669     97,570       0.0%
    NIKE, Inc. Class B                       16,931  1,673,460       0.4%
#*  Noodles & Co.                               700     14,014       0.0%
    Nordstrom, Inc.                           2,800    211,568       0.1%
*   Norwegian Cruise Line Holdings, Ltd.      2,000     97,020       0.0%
    Nutrisystem, Inc.                         1,849     35,223       0.0%
*   NVR, Inc.                                   200    265,298       0.1%
*   O'Reilly Automotive, Inc.                 2,428    528,891       0.1%
*   Office Depot, Inc.                       24,090    222,110       0.1%
#   Omnicom Group, Inc.                       9,209    697,674       0.2%
*   Orbitz Worldwide, Inc.                    2,761     32,359       0.0%
#   Outerwall, Inc.                           1,100     73,073       0.0%
#*  Overstock.com, Inc.                         299      6,420       0.0%
    Oxford Industries, Inc.                     800     63,560       0.0%
*   Pacific Sunwear of California, Inc.       1,600      3,360       0.0%
#*  Panera Bread Co. Class A                  1,104    201,458       0.1%
    Papa John's International, Inc.           1,194     73,276       0.0%
#*  Penn National Gaming, Inc.                1,675     26,934       0.0%
    Penske Automotive Group, Inc.             5,634    274,996       0.1%
*   Pep Boys-Manny, Moe & Jack (The)          2,800     25,648       0.0%
*   Perry Ellis International, Inc.             600     14,352       0.0%
#   PetMed Express, Inc.                        500      7,915       0.0%
#   Pier 1 Imports, Inc.                      3,100     39,215       0.0%
#   Polaris Industries, Inc.                  1,792    245,432       0.1%
    Pool Corp.                                1,400     90,846       0.0%
*   Popeyes Louisiana Kitchen, Inc.             875     48,720       0.0%
*   Priceline Group, Inc. (The)                 576    712,979       0.2%
    PulteGroup, Inc.                          4,586     88,510       0.0%
    PVH Corp.                                 3,366    347,876       0.1%
#*  Quiksilver, Inc.                          6,800     11,288       0.0%
#*  Radio One, Inc. Class D                     897      3,202       0.0%
    Ralph Lauren Corp.                        1,300    173,433       0.0%
*   Reading International, Inc. Class A         800     10,656       0.0%
*   Red Lion Hotels Corp.                       171      1,197       0.0%
*   Red Robin Gourmet Burgers, Inc.             656     49,259       0.0%
#   Regal Entertainment Group Class A         6,595    145,090       0.0%
*   Regis Corp.                                 798     13,183       0.0%
    Remy International, Inc.                  1,180     26,255       0.0%
    Rent-A-Center, Inc.                       2,936     86,906       0.0%
#*  Rentrak Corp.                               200      9,480       0.0%
*   Restoration Hardware Holdings, Inc.       1,163    100,216       0.0%
    Rocky Brands, Inc.                          600     13,464       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Ross Stores, Inc.                         4,783 $  472,943       0.1%
#   Royal Caribbean Cruises, Ltd.             3,225    219,493       0.1%
#*  Ruby Tuesday, Inc.                        4,290     31,231       0.0%
    Ruth's Hospitality Group, Inc.            1,400     20,370       0.0%
    Ryland Group, Inc. (The)                  1,900     78,318       0.0%
    Saga Communications, Inc. Class A           133      5,319       0.0%
#   Salem Media Group, Inc. Class A             400      1,952       0.0%
*   Sally Beauty Holdings, Inc.               3,806    118,785       0.0%
    Scholastic Corp.                          2,016     81,930       0.0%
#*  Scientific Games Corp. Class A            1,408     17,839       0.0%
#   Scripps Networks Interactive, Inc.
      Class A                                 3,064    214,051       0.1%
*   Sears Holdings Corp.                      2,507    100,130       0.0%
#   SeaWorld Entertainment, Inc.              3,985     84,482       0.0%
*   Select Comfort Corp.                      4,528    139,553       0.0%
    Service Corp. International               5,767    159,631       0.0%
*   Shiloh Industries, Inc.                     200      2,326       0.0%
    Shoe Carnival, Inc.                       1,293     33,760       0.0%
#*  Shutterfly, Inc.                          1,595     71,392       0.0%
    Signet Jewelers, Ltd.                     1,500    201,195       0.1%
#   Sinclair Broadcast Group, Inc. Class A    1,200     36,768       0.0%
#*  Sirius XM Holdings, Inc.                 36,864    145,613       0.0%
#   Six Flags Entertainment Corp.             3,240    152,345       0.0%
*   Sizmek, Inc.                              1,000      6,960       0.0%
#*  Skechers U.S.A., Inc. Class A             1,833    164,823       0.0%
*   Skullcandy, Inc.                            764      8,259       0.0%
*   Skyline Corp.                               100        358       0.0%
    Sonic Automotive, Inc. Class A            2,560     59,776       0.0%
    Sonic Corp.                               2,800     80,220       0.0%
#   Sotheby's                                 2,920    124,713       0.0%
    Speedway Motorsports, Inc.                  339      7,763       0.0%
    Stage Stores, Inc.                        1,891     36,515       0.0%
    Standard Motor Products, Inc.             1,600     60,480       0.0%
#*  Standard Pacific Corp.                   15,578    126,182       0.0%
*   Stanley Furniture Co., Inc.                 264        710       0.0%
    Staples, Inc.                            26,269    428,710       0.1%
    Starbucks Corp.                          22,800  1,130,424       0.2%
    Starwood Hotels & Resorts Worldwide,
      Inc.                                    2,655    228,197       0.1%
#*  Starz                                     4,635    182,295       0.0%
*   Starz Class B                                17        660       0.0%
    Stein Mart, Inc.                          2,245     26,558       0.0%
*   Steiner Leisure, Ltd.                       252     12,156       0.0%
*   Steven Madden, Ltd.                       3,453    134,736       0.0%
*   Stoneridge, Inc.                            400      4,816       0.0%
#   Strattec Security Corp.                     130      9,759       0.0%
#*  Strayer Education, Inc.                     203     10,296       0.0%
#   Sturm Ruger & Co., Inc.                     489     26,802       0.0%
    Superior Uniform Group, Inc.                579      9,843       0.0%
*   Systemax, Inc.                            1,900     19,855       0.0%
    Target Corp.                              7,400    583,342       0.1%
*   Taylor Morrison Home Corp. Class A          900     16,668       0.0%
*   Tempur Sealy International, Inc.          2,382    145,088       0.0%
*   Tenneco, Inc.                             1,800    105,210       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Tesla Motors, Inc.                          400 $   90,420       0.0%
    Texas Roadhouse, Inc.                     3,421    114,946       0.0%
    Thor Industries, Inc.                     2,200    132,374       0.0%
    Tiffany & Co.                             3,178    278,011       0.1%
    Time Warner Cable, Inc.                   3,936    612,127       0.1%
    Time Warner, Inc.                        43,508  3,672,510       0.8%
#   Time, Inc.                                2,795     63,810       0.0%
    TJX Cos., Inc. (The)                     16,192  1,045,032       0.2%
#*  Toll Brothers, Inc.                       6,036    214,519       0.1%
*   Tower International, Inc.                   297      7,680       0.0%
#   Town Sports International Holdings, Inc.    600      3,678       0.0%
#   Tractor Supply Co.                        3,784    325,651       0.1%
*   Trans World Entertainment Corp.           1,000      3,760       0.0%
#*  TRI Pointe Homes, Inc.                    4,088     58,377       0.0%
#*  TripAdvisor, Inc.                         2,100    169,029       0.0%
*   TRW Automotive Holdings Corp.             3,360    353,002       0.1%
#*  Tuesday Morning Corp.                     1,000     15,820       0.0%
#*  Tumi Holdings, Inc.                       2,461     57,563       0.0%
#   Tupperware Brands Corp.                   2,350    157,121       0.0%
#   Twenty-First Century Fox, Inc. Class A   30,924  1,053,890       0.2%
    Twenty-First Century Fox, Inc. Class B    8,700    290,145       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.    1,400    211,526       0.1%
#*  Under Armour, Inc. Class A                3,600    279,180       0.1%
*   Unifi, Inc.                                 690     24,350       0.0%
*   Universal Electronics, Inc.                 755     40,725       0.0%
#*  Urban Outfitters, Inc.                    5,318    212,933       0.1%
*   US Auto Parts Network, Inc.                 600        960       0.0%
    Vail Resorts, Inc.                        1,975    195,940       0.1%
*   Vera Bradley, Inc.                          856     12,189       0.0%
    VF Corp.                                  5,856    424,150       0.1%
    Viacom, Inc. Class A                        300     20,739       0.0%
    Viacom, Inc. Class B                      5,361    372,321       0.1%
*   Vince Holding Corp.                         529      9,749       0.0%
*   Vista Outdoor, Inc.                       3,464    151,585       0.0%
*   Visteon Corp.                             3,140    318,396       0.1%
#*  Vitamin Shoppe, Inc.                      1,630     68,264       0.0%
#*  VOXX International Corp.                    518      4,937       0.0%
    Walt Disney Co. (The)                    36,714  3,991,546       0.8%
#*  Weight Watchers International, Inc.       1,686     14,415       0.0%
#   Wendy's Co. (The)                        14,715    148,916       0.0%
*   West Marine, Inc.                           591      5,940       0.0%
    Weyco Group, Inc.                           389     11,087       0.0%
    Whirlpool Corp.                           3,000    526,800       0.1%
#*  William Lyon Homes Class A                  500     10,825       0.0%
    Williams-Sonoma, Inc.                     4,117    302,723       0.1%
#   Winmark Corp.                               200     18,002       0.0%
#   Winnebago Industries, Inc.                1,598     33,095       0.0%
#   Wolverine World Wide, Inc.                6,887    211,638       0.1%
    Wyndham Worldwide Corp.                   3,700    315,980       0.1%
    Yum! Brands, Inc.                         2,287    196,591       0.1%
*   Zagg, Inc.                                2,300     19,159       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Consumer Discretionary -- (Continued)
*   Zumiez, Inc.                              2,090 $    66,274       0.0%
                                                    -----------      ----
Total Consumer Discretionary                         75,785,066      15.6%
                                                    -----------      ----
Consumer Staples -- (6.8%)
#   Alico, Inc.                                 529      24,741       0.0%
    Altria Group, Inc.                       65,555   3,281,028       0.7%
    Andersons, Inc. (The)                     1,217      51,954       0.0%
    Archer-Daniels-Midland Co.                7,539     368,506       0.1%
#   Avon Products, Inc.                      10,806      88,285       0.0%
#   B&G Foods, Inc.                           1,781      54,142       0.0%
#*  Boston Beer Co., Inc. (The) Class A         500     123,900       0.0%
#*  Boulder Brands, Inc.                      2,449      23,363       0.0%
#   Brown-Forman Corp. Class A                  508      46,904       0.0%
    Brown-Forman Corp. Class B                2,150     193,995       0.1%
    Bunge, Ltd.                               1,700     146,829       0.0%
#   Cal-Maine Foods, Inc.                     1,200      53,652       0.0%
    Calavo Growers, Inc.                        440      22,286       0.0%
#   Campbell Soup Co.                         7,745     346,279       0.1%
    Casey's General Stores, Inc.              3,017     247,937       0.1%
*   Central Garden & Pet Co.                    300       2,777       0.0%
*   Central Garden and Pet Co. Class A        2,233      21,883       0.0%
#*  Chefs' Warehouse, Inc. (The)              1,374      25,021       0.0%
    Church & Dwight Co., Inc.                 2,600     211,042       0.1%
    Clorox Co. (The)                          4,663     494,744       0.1%
#   Coca-Cola Bottling Co. Consolidated         537      60,681       0.0%
    Coca-Cola Co. (The)                      47,285   1,917,880       0.4%
    Coca-Cola Enterprises, Inc.               9,228     409,815       0.1%
    Colgate-Palmolive Co.                    19,889   1,338,132       0.3%
    ConAgra Foods, Inc.                       7,608     275,029       0.1%
*   Constellation Brands, Inc. Class A        3,818     442,659       0.1%
    Costco Wholesale Corp.                   11,553   1,652,657       0.3%
    Coty, Inc. Class A                        1,100      26,301       0.0%
*   Craft Brew Alliance, Inc.                   500       6,575       0.0%
#*  Crimson Wine Group, Ltd.                    265       2,465       0.0%
    CVS Health Corp.                         28,829   2,862,431       0.6%
*   Darling Ingredients, Inc.                 4,268      58,301       0.0%
#   Dean Foods Co.                            3,636      59,085       0.0%
*   Diamond Foods, Inc.                         602      16,880       0.0%
    Dr Pepper Snapple Group, Inc.             5,097     380,134       0.1%
    Energizer Holdings, Inc.                  2,528     345,375       0.1%
    Estee Lauder Cos., Inc. (The) Class A     7,028     571,306       0.1%
#*  Farmer Bros Co.                             700      17,451       0.0%
#   Flowers Foods, Inc.                       5,580     124,657       0.0%
    Fresh Del Monte Produce, Inc.             2,290      84,570       0.0%
#*  Fresh Market, Inc. (The)                  1,517      53,307       0.0%
    General Mills, Inc.                       7,297     403,816       0.1%
#*  Hain Celestial Group, Inc. (The)          2,254     135,781       0.0%
#*  Herbalife, Ltd.                           1,600      66,432       0.0%
    Hershey Co. (The)                         1,673     153,782       0.0%
    Hormel Foods Corp.                        2,600     141,310       0.0%
    Ingles Markets, Inc. Class A                687      28,758       0.0%
    Ingredion, Inc.                           1,760     139,744       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Staples -- (Continued)
    Inter Parfums, Inc.                       1,466 $   44,244       0.0%
*   Inventure Foods, Inc.                       521      5,080       0.0%
    J&J Snack Foods Corp.                       800     83,464       0.0%
    JM Smucker Co. (The)                      3,894    451,392       0.1%
    John B. Sanfilippo & Son, Inc.               84      4,369       0.0%
    Kellogg Co.                               3,200    202,656       0.1%
    Keurig Green Mountain, Inc.                 950    110,552       0.0%
    Kimberly-Clark Corp.                      2,920    320,295       0.1%
    Kraft Foods Group, Inc.                  13,496  1,143,786       0.2%
    Kroger Co. (The)                          9,750    671,872       0.1%
    Lancaster Colony Corp.                      837     75,045       0.0%
*   Landec Corp.                                900     12,789       0.0%
    Lorillard, Inc.                           3,373    235,638       0.1%
*   Mannatech, Inc.                              15        290       0.0%
    McCormick & Co., Inc.(579780107)            200     15,046       0.0%
#   McCormick & Co., Inc.(579780206)          3,465    260,915       0.1%
    Mead Johnson Nutrition Co.                2,563    245,843       0.1%
#*  Medifast, Inc.                              832     24,960       0.0%
    MGP Ingredients, Inc.                       900     12,636       0.0%
    Molson Coors Brewing Co. Class B          1,851    136,067       0.0%
    Mondelez International, Inc. Class A      5,495    210,843       0.1%
*   Monster Beverage Corp.                    3,006    412,153       0.1%
*   National Beverage Corp.                   1,997     44,633       0.0%
*   Natural Grocers by Vitamin Cottage, Inc.    491     12,923       0.0%
#   Nu Skin Enterprises, Inc. Class A         3,326    188,085       0.0%
*   Nutraceutical International Corp.           700     13,650       0.0%
    Oil-Dri Corp. of America                    202      6,630       0.0%
*   Omega Protein Corp.                         800     10,224       0.0%
#   Orchids Paper Products Co.                  333      7,156       0.0%
    PepsiCo, Inc.                            22,695  2,158,748       0.5%
    Philip Morris International, Inc.        21,634  1,805,790       0.4%
#   Pilgrim's Pride Corp.                     4,266    105,370       0.0%
    Pinnacle Foods, Inc.                      4,405    178,623       0.0%
#*  Post Holdings, Inc.                       3,557    166,966       0.0%
#   Pricesmart, Inc.                            946     76,115       0.0%
    Procter & Gamble Co. (The)               41,367  3,289,090       0.7%
*   Reliv International, Inc.                   400        448       0.0%
*   Revlon, Inc. Class A                      1,661     64,962       0.0%
    Reynolds American, Inc.                   5,600    410,480       0.1%
*   Rite Aid Corp.                           18,583    143,275       0.0%
#   Sanderson Farms, Inc.                       930     69,862       0.0%
*   Seneca Foods Corp. Class A                  129      3,718       0.0%
#   Snyder's-Lance, Inc.                      2,204     65,084       0.0%
    SpartanNash Co.                           2,069     62,422       0.0%
    Spectrum Brands Holdings, Inc.            2,961    270,724       0.1%
#*  Sprouts Farmers Market, Inc.              4,251    135,968       0.0%
*   SUPERVALU, Inc.                          15,289    134,390       0.0%
#   Sysco Corp.                               7,783    288,204       0.1%
#   Tootsie Roll Industries, Inc.             1,388     43,000       0.0%
#*  TreeHouse Foods, Inc.                     2,726    221,515       0.1%
    Tyson Foods, Inc. Class A                 8,401    331,840       0.1%
#*  United Natural Foods, Inc.                2,443    164,805       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Consumer Staples -- (Continued)
#   Universal Corp.                             427 $    20,082       0.0%
*   USANA Health Sciences, Inc.                 400      45,496       0.0%
    Vector Group, Ltd.                        3,049      67,535       0.0%
    Village Super Market, Inc. Class A          801      25,576       0.0%
    Wal-Mart Stores, Inc.                    26,290   2,051,934       0.4%
    Walgreens Boots Alliance, Inc.            9,365     776,639       0.2%
#   WD-40 Co.                                   755      61,125       0.0%
    Weis Markets, Inc.                        1,909      84,664       0.0%
*   WhiteWave Foods Co. (The) Class A         1,648      72,463       0.0%
    Whole Foods Market, Inc.                  8,500     405,960       0.1%
                                                    -----------       ---
Total Consumer Staples                               36,370,691       7.5%
                                                    -----------       ---
Energy -- (7.0%)
    Adams Resources & Energy, Inc.              200       9,320       0.0%
#   Alon USA Energy, Inc.                     2,719      43,749       0.0%
#*  Alpha Natural Resources, Inc.            11,598       9,394       0.0%
    Anadarko Petroleum Corp.                  4,032     379,411       0.1%
    Apache Corp.                              6,912     472,781       0.1%
*   Approach Resources, Inc.                  1,205      10,568       0.0%
#*  Arch Coal, Inc.                           6,469       6,302       0.0%
#   Atwood Oceanics, Inc.                     3,461     115,528       0.0%
    Baker Hughes, Inc.                        8,042     550,555       0.1%
*   Basic Energy Services, Inc.               2,566      26,148       0.0%
*   Bill Barrett Corp.                        2,201      25,532       0.0%
*   Bonanza Creek Energy, Inc.                3,292      90,727       0.0%
    Bristow Group, Inc.                       1,857     115,375       0.0%
#*  C&J Energy Services, Ltd.                 2,419      42,212       0.0%
    Cabot Oil & Gas Corp.                    14,900     503,918       0.1%
    California Resources Corp.                5,068      47,132       0.0%
*   Callon Petroleum Co.                      3,224      28,823       0.0%
*   Cameron International Corp.               4,678     256,448       0.1%
#   CARBO Ceramics, Inc.                        700      30,961       0.0%
*   Carrizo Oil & Gas, Inc.                   3,123     174,045       0.0%
*   Cheniere Energy, Inc.                     5,099     390,022       0.1%
#   Chesapeake Energy Corp.                  18,304     288,654       0.1%
    Chevron Corp.                            22,141   2,458,979       0.5%
    Cimarex Energy Co.                        4,358     542,135       0.1%
#*  Clayton Williams Energy, Inc.             1,086      60,458       0.0%
#*  Clean Energy Fuels Corp.                  2,990      29,511       0.0%
#*  Cloud Peak Energy, Inc.                   4,224      27,414       0.0%
#*  Cobalt International Energy, Inc.         4,850      51,895       0.0%
#   Comstock Resources, Inc.                  2,145      11,519       0.0%
*   Concho Resources, Inc.                    3,898     493,721       0.1%
    ConocoPhillips                           25,181   1,710,293       0.4%
#   CONSOL Energy, Inc.                       6,139     199,395       0.1%
*   Contango Oil & Gas Co.                      759      19,028       0.0%
#*  Continental Resources, Inc.               2,200     115,786       0.0%
#   Core Laboratories NV                        800     105,024       0.0%
#   CVR Energy, Inc.                          2,410      96,496       0.0%
*   Dawson Geophysical Co.                      759       4,319       0.0%
    Delek US Holdings, Inc.                   2,420      89,346       0.0%
#   Denbury Resources, Inc.                  13,018     114,689       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Energy -- (Continued)
    Devon Energy Corp.                        6,504 $  443,638       0.1%
#   DHT Holdings, Inc.                          612      4,896       0.0%
#   Diamond Offshore Drilling, Inc.           5,084    170,161       0.0%
*   Diamondback Energy, Inc.                  1,500    123,855       0.0%
*   Dresser-Rand Group, Inc.                  4,077    337,046       0.1%
#*  Dril-Quip, Inc.                           1,120     89,286       0.0%
    Energen Corp.                             1,714    121,985       0.0%
#   Energy XXI, Ltd.                          4,455     19,468       0.0%
*   ENGlobal Corp.                              600        972       0.0%
    EnLink Midstream LLC                      3,877    136,277       0.0%
    EOG Resources, Inc.                      16,200  1,602,990       0.3%
    EQT Corp.                                 2,610    234,743       0.1%
*   Era Group, Inc.                             900     19,962       0.0%
    Evolution Petroleum Corp.                   400      2,752       0.0%
    Exterran Holdings, Inc.                   4,988    184,905       0.1%
    Exxon Mobil Corp.                        87,277  7,625,391       1.6%
*   FMC Technologies, Inc.                    3,900    171,990       0.0%
*   Forum Energy Technologies, Inc.           2,463     57,289       0.0%
#   GasLog, Ltd.                              1,500     33,435       0.0%
#*  Gastar Exploration, Inc.                  2,370      8,603       0.0%
#*  Geospace Technologies Corp.                 600     12,960       0.0%
#*  Goodrich Petroleum Corp.                    370      1,432       0.0%
    Green Plains, Inc.                        2,400     74,736       0.0%
    Gulf Island Fabrication, Inc.               600      7,914       0.0%
#   Gulfmark Offshore, Inc. Class A           1,300     19,513       0.0%
*   Gulfport Energy Corp.                     2,960    144,862       0.0%
#*  Halcon Resources Corp.                    1,890      2,816       0.0%
    Halliburton Co.                          18,560    908,512       0.2%
*   Helix Energy Solutions Group, Inc.        7,315    120,551       0.0%
#   Helmerich & Payne, Inc.                   3,900    304,083       0.1%
#*  Hercules Offshore, Inc.                   7,529      6,062       0.0%
    Hess Corp.                                4,571    351,510       0.1%
*   HKN, Inc.                                     8        400       0.0%
    HollyFrontier Corp.                       6,627    256,995       0.1%
#*  Hornbeck Offshore Services, Inc.          1,690     38,616       0.0%
#*  ION Geophysical Corp.                     7,078     16,138       0.0%
*   Isramco, Inc.                                37      4,571       0.0%
*   Key Energy Services, Inc.                 7,886     19,242       0.0%
    Kinder Morgan, Inc.                      14,142    607,399       0.1%
*   Kosmos Energy, Ltd.                       7,556     73,898       0.0%
#*  Laredo Petroleum, Inc.                    4,774     75,429       0.0%
#   LinnCo LLC                                4,188     53,397       0.0%
    Marathon Oil Corp.                       12,543    390,087       0.1%
    Marathon Petroleum Corp.                  5,787    570,425       0.1%
#*  Matador Resources Co.                     4,665    129,314       0.0%
*   Matrix Service Co.                        1,260     27,682       0.0%
#*  McDermott International, Inc.             8,851     46,468       0.0%
#*  Midstates Petroleum Co., Inc.               198        228       0.0%
*   Mitcham Industries, Inc.                    226      1,107       0.0%
#   Murphy Oil Corp.                          6,186    294,515       0.1%
    Nabors Industries, Ltd.                  14,742    246,191       0.1%
    National Oilwell Varco, Inc.              2,702    147,016       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Energy -- (Continued)
*   Natural Gas Services Group, Inc.            794 $   20,128       0.0%
*   Newfield Exploration Co.                  5,029    197,338       0.1%
#*  Newpark Resources, Inc.                   2,200     22,572       0.0%
#   Noble Corp. P.L.C.                        7,196    124,563       0.0%
    Noble Energy, Inc.                        4,844    245,688       0.1%
#   Nordic American Tankers, Ltd.                60        734       0.0%
#*  Northern Oil and Gas, Inc.                3,085     27,271       0.0%
#*  Nuverra Environmental Solutions, Inc.     1,135      4,608       0.0%
#*  Oasis Petroleum, Inc.                     4,851     87,027       0.0%
    Occidental Petroleum Corp.                9,031    723,383       0.2%
    Oceaneering International, Inc.           3,788    208,757       0.1%
*   Oil States International, Inc.            1,578     75,097       0.0%
    ONEOK, Inc.                               6,270    301,587       0.1%
    Panhandle Oil and Gas, Inc. Class A         400      9,120       0.0%
#   Paragon Offshore P.L.C.                   3,894      7,048       0.0%
*   Parker Drilling Co.                       5,444     20,415       0.0%
    Patterson-UTI Energy, Inc.                6,286    140,492       0.0%
#   PBF Energy, Inc. Class A                  2,572     72,993       0.0%
*   PDC Energy, Inc.                          3,058    173,511       0.0%
#   Peabody Energy Corp.                     10,464     49,495       0.0%
#*  Penn Virginia Corp.                       4,203     28,076       0.0%
*   PetroQuest Energy, Inc.                   3,994     10,704       0.0%
*   PHI, Inc. Non-Voting                        505     15,822       0.0%
    Phillips 66                               9,342    740,914       0.2%
*   Pioneer Energy Services Corp.             3,078     22,931       0.0%
    Pioneer Natural Resources Co.               610    105,396       0.0%
    QEP Resources, Inc.                      11,157    251,032       0.1%
#   Range Resources Corp.                     2,900    184,324       0.0%
#*  Renewable Energy Group, Inc.              1,500     13,815       0.0%
#*  Rex Energy Corp.                          2,322     11,610       0.0%
#*  RigNet, Inc.                                471     17,644       0.0%
*   Rosetta Resources, Inc.                   3,400     77,622       0.0%
#   Rowan Cos. P.L.C. Class A                 6,187    131,103       0.0%
#   RPC, Inc.                                 6,587    104,799       0.0%
#*  SandRidge Energy, Inc.                   25,511     48,216       0.0%
    Schlumberger, Ltd.                       25,119  2,376,509       0.5%
#   Scorpio Tankers, Inc.                     5,699     53,229       0.0%
#*  SEACOR Holdings, Inc.                       600     43,596       0.0%
    SemGroup Corp. Class A                    1,695    142,702       0.0%
#*  Seventy Seven Energy, Inc.                1,999     10,135       0.0%
#   Ship Finance International, Ltd.          2,989     47,107       0.0%
    SM Energy Co.                             4,278    247,996       0.1%
#*  Southwestern Energy Co.                  17,154    480,827       0.1%
#   Spectra Energy Corp.                     10,986    409,228       0.1%
*   Stone Energy Corp.                        2,106     35,949       0.0%
    Superior Energy Services, Inc.            7,836    199,818       0.1%
#*  Swift Energy Co.                            900      2,718       0.0%
*   Synergy Resources Corp.                   4,774     57,192       0.0%
    Targa Resources Corp.                     1,860    195,244       0.1%
#   Teekay Corp.                              3,636    180,746       0.0%
    Tesco Corp.                               1,901     24,447       0.0%
    Tesoro Corp.                              4,500    386,235       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Energy -- (Continued)
*   TETRA Technologies, Inc.                  4,303 $    31,068       0.0%
#   Tidewater, Inc.                           3,701     102,481       0.0%
#   Transocean, Ltd.                          7,118     133,961       0.0%
#*  Triangle Petroleum Corp.                  5,212      31,116       0.0%
#*  Ultra Petroleum Corp.                     5,812      98,978       0.0%
*   Unit Corp.                                2,069      72,084       0.0%
#   US Silica Holdings, Inc.                  1,455      54,344       0.0%
*   Vaalco Energy, Inc.                       2,200       5,434       0.0%
    Valero Energy Corp.                       6,849     389,708       0.1%
#   W&T Offshore, Inc.                        3,407      21,907       0.0%
#*  Warren Resources, Inc.                    2,562       2,767       0.0%
*   Weatherford International P.L.C.         15,285     222,397       0.1%
    Western Refining, Inc.                    3,300     145,365       0.0%
*   Westmoreland Coal Co.                       400      11,368       0.0%
*   Whiting Petroleum Corp.                   7,358     278,942       0.1%
*   Willbros Group, Inc.                      3,816       9,540       0.0%
    Williams Cos., Inc. (The)                 6,900     353,211       0.1%
    World Fuel Services Corp.                 4,212     233,766       0.1%
#*  WPX Energy, Inc.                          6,253      85,979       0.0%
                                                    -----------       ---
Total Energy                                         37,545,255       7.7%
                                                    -----------       ---
Financials -- (13.1%)
    1st Source Corp.                          2,191      68,184       0.0%
    Access National Corp.                       564      10,660       0.0%
    ACE, Ltd.                                 4,418     472,682       0.1%
#   ACNB Corp.                                  300       6,150       0.0%
*   Affiliated Managers Group, Inc.           1,000     226,130       0.1%
    Aflac, Inc.                              10,365     653,410       0.1%
    Alexander & Baldwin, Inc.                 3,120     126,298       0.0%
*   Alleghany Corp.                             358     169,520       0.0%
    Allied World Assurance Co. Holdings AG    2,712     111,572       0.0%
    Allstate Corp. (The)                      9,275     646,096       0.1%
*   Altisource Asset Management Corp.            50      11,200       0.0%
#*  Altisource Portfolio Solutions SA           500      12,125       0.0%
*   Ambac Financial Group, Inc.               2,336      53,751       0.0%
    American Equity Investment Life Holding
      Co.                                     5,579     150,354       0.0%
    American Express Co.                     18,364   1,422,292       0.3%
    American Financial Group, Inc.            4,469     282,441       0.1%
    American International Group, Inc.       12,575     707,847       0.2%
#   American National Bankshares, Inc.          700      15,757       0.0%
    American National Insurance Co.           1,526     152,692       0.0%
    Ameriprise Financial, Inc.                4,306     539,456       0.1%
    Ameris Bancorp                            1,477      36,910       0.0%
    AMERISAFE, Inc.                             720      32,537       0.0%
#   Amtrust Financial Services, Inc.          5,720     340,168       0.1%
    Aon P.L.C.                                2,773     266,846       0.1%
#*  Arch Capital Group, Ltd.                  4,136     250,972       0.1%
    Argo Group International Holdings, Ltd.     550      26,944       0.0%
    Arrow Financial Corp.                     1,142      29,761       0.0%
    Arthur J Gallagher & Co.                  2,500     119,575       0.0%
#   Artisan Partners Asset Management, Inc.
      Class A                                 1,100      49,269       0.0%
    Aspen Insurance Holdings, Ltd.            4,984     232,902       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    Associated Banc-Corp                       5,343 $  100,502       0.0%
    Assurant, Inc.                             5,047    310,189       0.1%
    Assured Guaranty, Ltd.                     4,369    113,550       0.0%
*   Asta Funding, Inc.                           300      2,520       0.0%
    Astoria Financial Corp.                    9,636    126,906       0.0%
#*  Atlantic Coast Financial Corp.                39        163       0.0%
*   Atlanticus Holdings Corp.                    202        556       0.0%
#*  AV Homes, Inc.                                93      1,468       0.0%
    Axis Capital Holdings, Ltd.                2,610    135,877       0.0%
    Baldwin & Lyons, Inc. Class B                722     16,382       0.0%
    Banc of California, Inc.                     350      4,340       0.0%
    Bancfirst Corp.                            1,214     70,072       0.0%
#*  Bancorp, Inc. (The)                        3,441     33,515       0.0%
#   BancorpSouth, Inc.                         3,266     79,070       0.0%
    Bank Mutual Corp.                          1,600     11,504       0.0%
    Bank of America Corp.                    211,371  3,367,140       0.7%
#   Bank of Hawaii Corp.                       2,411    145,600       0.0%
    Bank of Marin Bancorp                        300     15,126       0.0%
    Bank of New York Mellon Corp. (The)       27,905  1,181,498       0.3%
#   Bank of the Ozarks, Inc.                   2,552     98,916       0.0%
#   BankFinancial Corp.                        1,550     19,840       0.0%
    BankUnited, Inc.                           6,930    227,720       0.1%
    Banner Corp.                               1,809     81,803       0.0%
    Bar Harbor Bankshares                        400     14,084       0.0%
    BB&T Corp.                                 8,430    322,785       0.1%
    BBCN Bancorp, Inc.                         4,952     70,269       0.0%
*   BBX Capital Corp. Class A                     46        843       0.0%
*   Beneficial Bancorp, Inc.                   5,426     62,942       0.0%
*   Berkshire Hathaway, Inc. Class B          27,157  3,834,840       0.8%
    Berkshire Hills Bancorp, Inc.                976     27,338       0.0%
    BGC Partners, Inc. Class A                20,782    208,547       0.1%
    BlackRock, Inc.                            1,620    589,583       0.1%
    BNC Bancorp                                  582     10,622       0.0%
#*  BofI Holding, Inc.                         1,040     95,482       0.0%
#   BOK Financial Corp.                        2,315    150,915       0.0%
    Boston Private Financial Holdings, Inc.    4,118     54,152       0.0%
    Bridge Bancorp, Inc.                         400     10,108       0.0%
*   Bridge Capital Holdings                    1,216     32,893       0.0%
    Brookline Bancorp, Inc.                    2,477     26,677       0.0%
    Brown & Brown, Inc.                        5,700    182,115       0.1%
    Bryn Mawr Bank Corp.                         839     25,246       0.0%
    Calamos Asset Management, Inc. Class A     1,400     17,318       0.0%
#   Camden National Corp.                        600     22,992       0.0%
    Cape Bancorp, Inc.                         1,200     11,640       0.0%
*   Capital Bank Financial Corp. Class A       1,117     30,293       0.0%
    Capital City Bank Group, Inc.                916     12,888       0.0%
    Capital One Financial Corp.               11,344    917,162       0.2%
    Capitol Federal Financial, Inc.            7,760     93,120       0.0%
    Cardinal Financial Corp.                   1,000     20,630       0.0%
#*  Cascade Bancorp                            2,612     12,590       0.0%
#   Cash America International, Inc.           2,107     54,613       0.0%
    Cathay General Bancorp                     6,626    189,371       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Financials -- (Continued)
    CBOE Holdings, Inc.                       3,765 $  211,857       0.1%
*   CBRE Group, Inc. Class A                  7,967    305,455       0.1%
    Centerstate Banks, Inc.                   1,800     21,888       0.0%
    Central Pacific Financial Corp.           2,619     59,975       0.0%
    Charles Schwab Corp. (The)                9,809    299,174       0.1%
    Chemical Financial Corp.                  1,550     47,895       0.0%
    Chubb Corp. (The)                         4,020    395,367       0.1%
#   Cincinnati Financial Corp.                3,012    152,528       0.0%
    CIT Group, Inc.                           6,226    280,357       0.1%
    Citigroup, Inc.                          54,482  2,904,980       0.6%
#   Citizens & Northern Corp.                   490      9,722       0.0%
#*  Citizens, Inc.                            4,745     26,762       0.0%
#   City Holding Co.                            992     45,602       0.0%
    City National Corp.                       1,400    130,480       0.0%
    Clifton Bancorp, Inc.                     1,950     26,617       0.0%
    CME Group, Inc.                           5,572    506,551       0.1%
    CNA Financial Corp.                       1,100     44,330       0.0%
    CNB Financial Corp.                         900     15,462       0.0%
    CNO Financial Group, Inc.                 7,390    125,630       0.0%
    CoBiz Financial, Inc.                     3,019     36,258       0.0%
#   Cohen & Steers, Inc.                        688     26,048       0.0%
    Columbia Banking System, Inc.             4,463    132,551       0.0%
#   Comerica, Inc.                            3,124    148,109       0.0%
#   Commerce Bancshares, Inc.                 4,450    190,059       0.1%
#   Community Bank System, Inc.               2,396     83,740       0.0%
    Community Trust Bancorp, Inc.             1,498     48,056       0.0%
    ConnectOne Bancorp, Inc.                    936     17,990       0.0%
*   Consumer Portfolio Services, Inc.         1,400      8,946       0.0%
*   Cowen Group, Inc. Class A                   828      4,629       0.0%
    Crawford & Co. Class A                    1,114      8,077       0.0%
#   Crawford & Co. Class B                    1,786     14,592       0.0%
#*  Credit Acceptance Corp.                     820    193,684       0.1%
#*  CU Bancorp                                  596     12,349       0.0%
    Cullen/Frost Bankers, Inc.                1,679    122,466       0.0%
*   Customers Bancorp, Inc.                   1,416     35,697       0.0%
#   CVB Financial Corp.                       5,121     80,144       0.0%
    Diamond Hill Investment Group, Inc.         200     36,440       0.0%
    Dime Community Bancshares, Inc.           1,300     20,696       0.0%
    Discover Financial Services               9,351    542,077       0.1%
    Donegal Group, Inc. Class A               1,342     20,278       0.0%
*   E*TRADE Financial Corp.                   5,500    158,345       0.0%
*   Eagle Bancorp, Inc.                       1,363     50,240       0.0%
    East West Bancorp, Inc.                   8,639    350,657       0.1%
#   Eaton Vance Corp.                         4,643    190,734       0.1%
*   eHealth, Inc.                               500      6,130       0.0%
    EMC Insurance Group, Inc.                   430     14,895       0.0%
    Employers Holdings, Inc.                  2,738     66,835       0.0%
#*  Encore Capital Group, Inc.                1,364     55,160       0.0%
    Endurance Specialty Holdings, Ltd.        2,732    164,958       0.0%
*   Enova International, Inc.                 1,573     29,116       0.0%
*   Enstar Group, Ltd.                        1,204    171,016       0.0%
    Enterprise Financial Services Corp.       1,030     21,146       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                               SHARES  VALUE+  OF NET ASSETS**
                                               ------ -------- ---------------
Financials -- (Continued)
      Erie Indemnity Co. Class A                3,048 $252,222       0.1%
      ESSA Bancorp, Inc.                          400    5,140       0.0%
      Evercore Partners, Inc. Class A           2,588  124,845       0.0%
      Everest Re Group, Ltd.                    1,300  232,583       0.1%
#*    Ezcorp, Inc. Class A                      3,503   32,228       0.0%
*     Farmers Capital Bank Corp.                  454   10,605       0.0%
#     FBL Financial Group, Inc. Class A           800   46,616       0.0%
      Federal Agricultural Mortgage Corp.
        Class C                                   301    9,463       0.0%
#     Federated Investors, Inc. Class B         6,811  234,298       0.1%
      Federated National Holding Co.              700   20,160       0.0%
      Fidelity Southern Corp.                   1,266   21,269       0.0%
      Fifth Third Bancorp                      20,318  406,360       0.1%
#     Financial Engines, Inc.                   1,086   45,797       0.0%
      Financial Institutions, Inc.                804   18,934       0.0%
*     First Acceptance Corp.                    1,000    2,870       0.0%
#     First American Financial Corp.            7,277  253,167       0.1%
      First Bancorp, Inc.                         700   11,676       0.0%
*     First BanCorp.(318672706)                14,643   88,004       0.0%
      First Bancorp.(318910106)                   600    9,738       0.0%
      First Busey Corp.                         5,127   31,992       0.0%
      First Business Financial Services, Inc.     300   13,626       0.0%
*     First Cash Financial Services, Inc.         757   36,593       0.0%
      First Citizens BancShares, Inc. Class A     618  148,530       0.0%
#     First Commonwealth Financial Corp.        6,741   60,804       0.0%
      First Community Bancshares, Inc.          1,200   20,112       0.0%
      First Connecticut Bancorp, Inc.             730   10,789       0.0%
      First Defiance Financial Corp.              522   18,270       0.0%
      First Financial Bancorp                   4,701   81,139       0.0%
#     First Financial Bankshares, Inc.          1,900   55,024       0.0%
      First Financial Corp.                       422   14,327       0.0%
      First Financial Northwest, Inc.             400    4,760       0.0%
      First Horizon National Corp.              4,040   57,570       0.0%
      First Interstate Bancsystem, Inc.         1,486   40,211       0.0%
      First Merchants Corp.                     1,066   24,060       0.0%
      First Midwest Bancorp, Inc.               4,617   78,951       0.0%
*     First NBC Bank Holding Co.                  406   14,283       0.0%
#     First Niagara Financial Group, Inc.      14,147  128,667       0.0%
      First of Long Island Corp. (The)            576   14,412       0.0%
(o)*  First Place Financial Corp.                 400       --       0.0%
      First Republic Bank                       4,299  250,589       0.1%
      First South Bancorp, Inc.                   200    1,674       0.0%
      FirstMerit Corp.                          4,644   89,954       0.0%
*     Flagstar Bancorp, Inc.                    1,727   29,670       0.0%
      Flushing Financial Corp.                  1,640   31,422       0.0%
      FNB Corp.                                10,547  139,959       0.0%
      FNF Group                                 6,386  229,832       0.1%
*     FNFV Group                                2,128   31,814       0.0%
#*    Forest City Enterprises, Inc. Class A     3,841   91,262       0.0%
*     Forestar Group, Inc.                      2,548   37,608       0.0%
      Fox Chase Bancorp, Inc.                     798   13,271       0.0%
      Franklin Resources, Inc.                  3,100  159,836       0.0%
      Fulton Financial Corp.                   16,398  199,400       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Financials -- (Continued)
#   FXCM, Inc. Class A                        2,050 $    4,121       0.0%
    GAMCO Investors, Inc. Class A               247     19,096       0.0%
*   Genworth Financial, Inc. Class A         11,326     99,556       0.0%
    German American Bancorp, Inc.               654     18,711       0.0%
    Glacier Bancorp, Inc.                     2,610     68,747       0.0%
*   Global Indemnity P.L.C.                     850     23,332       0.0%
    Goldman Sachs Group, Inc. (The)          10,705  2,102,676       0.4%
    Great Southern Bancorp, Inc.                800     31,536       0.0%
*   Green Dot Corp. Class A                   1,267     20,399       0.0%
#   Greenhill & Co., Inc.                       379     14,989       0.0%
*   Greenlight Capital Re, Ltd. Class A       1,812     55,067       0.0%
    Guaranty Bancorp                          1,220     19,203       0.0%
*   Hallmark Financial Services, Inc.           500      5,540       0.0%
    Hancock Holding Co.                       4,643    135,158       0.0%
    Hanmi Financial Corp.                     2,758     58,690       0.0%
    Hanover Insurance Group, Inc. (The)       3,142    215,447       0.1%
    Hartford Financial Services Group, Inc.
      (The)                                  16,605    676,986       0.2%
    HCC Insurance Holdings, Inc.              5,072    288,901       0.1%
#   HCI Group, Inc.                             700     30,506       0.0%
    Heartland Financial USA, Inc.               935     32,173       0.0%
    Heritage Commerce Corp.                     441      3,929       0.0%
    Heritage Financial Corp.                  1,634     27,615       0.0%
    Heritage Financial Group, Inc.              167      4,593       0.0%
    HFF, Inc. Class A                         1,465     57,413       0.0%
*   Hilltop Holdings, Inc.                    4,679     94,095       0.0%
    Home Bancorp, Inc.                          196      4,243       0.0%
#   Home BancShares, Inc.                     2,076     68,259       0.0%
*   HomeStreet, Inc.                          1,700     35,156       0.0%
*   HomeTrust Bancshares, Inc.                1,696     26,525       0.0%
    Horace Mann Educators Corp.               3,051    103,642       0.0%
    Horizon Bancorp                             357      8,336       0.0%
#*  Howard Hughes Corp. (The)                   137     20,340       0.0%
    Hudson Valley Holding Corp.                 261      6,457       0.0%
    Huntington Bancshares, Inc.               9,647    104,766       0.0%
    Iberiabank Corp.                          3,010    187,553       0.1%
#   Independence Holding Co.                    330      4,105       0.0%
#   Independent Bank Corp.                    1,595     66,543       0.0%
#   Independent Bank Group, Inc.                400     15,400       0.0%
    Interactive Brokers Group, Inc. Class A   6,202    210,558       0.1%
    Intercontinental Exchange, Inc.             856    192,198       0.1%
    International Bancshares Corp.            3,691     95,892       0.0%
#*  INTL. FCStone, Inc.                         822     26,386       0.0%
    Invesco, Ltd.                            11,286    467,466       0.1%
*   Investment Technology Group, Inc.         1,876     53,447       0.0%
#   Investors Bancorp, Inc.                  15,088    178,642       0.1%
#   Janus Capital Group, Inc.                 7,979    142,824       0.0%
    Jones Lang LaSalle, Inc.                  1,700    282,302       0.1%
    JPMorgan Chase & Co.                     45,274  2,864,033       0.6%
    Kansas City Life Insurance Co.              470     21,094       0.0%
*   KCG Holdings, Inc. Class A                2,678     34,386       0.0%
#*  Kearny Financial Corp.                    1,700     22,678       0.0%
    Kemper Corp.                              3,889    146,499       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Financials -- (Continued)
    Kennedy-Wilson Holdings, Inc.             1,605 $ 39,772       0.0%
    KeyCorp                                  11,798  170,481       0.0%
#*  Ladenburg Thalmann Financial Services,
      Inc.                                    5,729   19,307       0.0%
    Lakeland Bancorp, Inc.                    2,629   29,839       0.0%
    Lakeland Financial Corp.                    500   19,525       0.0%
    LegacyTexas Financial Group, Inc.         1,477   37,590       0.0%
    Legg Mason, Inc.                          6,027  317,322       0.1%
*   LendingTree, Inc.                           572   31,477       0.0%
    Leucadia National Corp.                  10,513  249,894       0.1%
    Lincoln National Corp.                    3,281  185,344       0.1%
    Loews Corp.                              10,973  456,916       0.1%
#   LPL Financial Holdings, Inc.              6,742  272,849       0.1%
#   M&T Bank Corp.                            2,896  346,564       0.1%
#   Maiden Holdings, Ltd.                     3,272   47,542       0.0%
    MainSource Financial Group, Inc.          1,500   28,875       0.0%
*   Marcus & Millichap, Inc.                    382   13,515       0.0%
*   Markel Corp.                                358  265,149       0.1%
    MarketAxess Holdings, Inc.                1,300  111,605       0.0%
    Marlin Business Services Corp.              342    6,830       0.0%
    Marsh & McLennan Cos., Inc.               6,924  388,852       0.1%
#*  Maui Land & Pineapple Co., Inc.             300    1,701       0.0%
    MB Financial, Inc.                        3,702  111,541       0.0%
*   MBIA, Inc.                               11,804  103,285       0.0%
*   MBT Financial Corp.                         319    1,831       0.0%
    McGraw Hill Financial, Inc.               4,514  470,810       0.1%
#   Meadowbrook Insurance Group, Inc.         1,600   13,664       0.0%
    Mercantile Bank Corp.                       600   11,892       0.0%
    Merchants Bancshares, Inc.                  500   14,730       0.0%
#   Mercury General Corp.                     2,001  109,935       0.0%
*   Meridian Bancorp, Inc.                    2,883   37,047       0.0%
    Meta Financial Group, Inc.                  446   18,246       0.0%
    MetLife, Inc.                            16,039  822,640       0.2%
    Metro Bancorp, Inc.                       1,060   27,178       0.0%
#*  MGIC Investment Corp.                     3,341   34,813       0.0%
    MidWestOne Financial Group, Inc.            502   14,684       0.0%
    Montpelier Re Holdings, Ltd.              1,800   68,598       0.0%
    Moody's Corp.                             4,912  528,138       0.1%
    Morgan Stanley                           24,873  928,012       0.2%
    MSCI, Inc.                                3,734  228,483       0.1%
    NASDAQ OMX Group, Inc. (The)              5,471  266,055       0.1%
    National Bank Holdings Corp. Class A      1,816   34,504       0.0%
#   National Interstate Corp.                 1,000   28,020       0.0%
    National Penn Bancshares, Inc.            7,014   72,946       0.0%
*   Nationstar Mortgage Holdings, Inc.          302    7,580       0.0%
    Navient Corp.                            12,684  247,845       0.1%
*   Navigators Group, Inc. (The)                533   41,601       0.0%
    NBT Bancorp, Inc.                         1,617   39,051       0.0%
    Nelnet, Inc. Class A                      2,786  124,729       0.0%
    New Hampshire Thrift Bancshares, Inc.       300    4,665       0.0%
#   New York Community Bancorp, Inc.         13,735  236,105       0.1%
    NewBridge Bancorp                         1,579   12,711       0.0%
#*  NewStar Financial, Inc.                   1,500   17,250       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                               SHARES  VALUE+  OF NET ASSETS**
                                               ------ -------- ---------------
Financials -- (Continued)
*   Nicholas Financial, Inc.                    1,083 $ 13,678       0.0%
    Northeast Community Bancorp, Inc.             300    2,277       0.0%
    Northern Trust Corp.                        6,152  450,019       0.1%
    Northfield Bancorp, Inc.                    2,004   28,918       0.0%
    NorthStar Asset Management Group, Inc.      2,394   50,346       0.0%
    Northwest Bancshares, Inc.                  5,916   72,826       0.0%
    OceanFirst Financial Corp.                  1,110   18,626       0.0%
#*  Ocwen Financial Corp.                       2,649   22,490       0.0%
    OFG Bancorp                                 2,401   33,830       0.0%
    Old National Bancorp.                       6,670   91,112       0.0%
    Old Republic International Corp.           12,309  188,205       0.1%
*   Old Second Bancorp, Inc.                      300    1,766       0.0%
    OneBeacon Insurance Group, Ltd. Class A     1,822   27,476       0.0%
    Oppenheimer Holdings, Inc. Class A            450   10,751       0.0%
    Oritani Financial Corp.                     2,775   41,347       0.0%
    Pacific Continental Corp.                   1,194   15,403       0.0%
*   Pacific Premier Bancorp, Inc.                 448    7,016       0.0%
#   PacWest Bancorp                             6,853  309,070       0.1%
    Palmetto Bancshares, Inc.                     300    5,445       0.0%
#   Park National Corp.                           600   49,536       0.0%
    Park Sterling Corp.                         2,739   18,351       0.0%
    PartnerRe, Ltd.                             3,305  423,040       0.1%
#   Peapack Gladstone Financial Corp.           1,169   24,467       0.0%
    Penns Woods Bancorp, Inc.                     200    8,718       0.0%
*   PennyMac Financial Services, Inc. Class A     728   13,745       0.0%
#   People's United Financial, Inc.            15,038  227,224       0.1%
    Peoples Bancorp, Inc.                       1,211   28,083       0.0%
#*  PHH Corp.                                   2,035   51,119       0.0%
*   Phoenix Cos., Inc. (The)                      130    4,434       0.0%
*   PICO Holdings, Inc.                         1,541   27,753       0.0%
    Pinnacle Financial Partners, Inc.           1,087   51,796       0.0%
*   Piper Jaffray Cos.                            400   20,180       0.0%
    PNC Financial Services Group, Inc. (The)    1,391  127,596       0.0%
*   Popular, Inc.                               3,757  121,840       0.0%
#*  PRA Group, Inc.                             3,606  197,519       0.1%
    Preferred Bank                                500   14,090       0.0%
    Primerica, Inc.                             3,000  138,660       0.0%
    Principal Financial Group, Inc.            12,371  632,406       0.1%
    PrivateBancorp, Inc.                        2,885  106,947       0.0%
    ProAssurance Corp.                          3,077  138,311       0.0%
    Progressive Corp. (The)                    13,940  371,640       0.1%
    Prosperity Bancshares, Inc.                 2,518  134,310       0.0%
    Provident Financial Services, Inc.          3,331   59,958       0.0%
    Prudential Financial, Inc.                  5,371  438,274       0.1%
    Radian Group, Inc.                          1,600   28,576       0.0%
    Raymond James Financial, Inc.               4,836  273,379       0.1%
#   RCS Capital Corp. Class A                     441    3,788       0.0%
*   Regional Management Corp.                     298    4,813       0.0%
    Regions Financial Corp.                    36,934  363,061       0.1%
    Reinsurance Group of America, Inc.          2,798  256,353       0.1%
#   RenaissanceRe Holdings, Ltd.                2,605  266,986       0.1%
    Renasant Corp.                              2,494   74,097       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                SHARES  VALUE+  OF NET ASSETS**
                                                ------ -------- ---------------
Financials -- (Continued)
    Republic Bancorp, Inc. Class A                 726 $ 17,264       0.0%
*   Republic First Bancorp, Inc.                   200      720       0.0%
#   Resource America, Inc. Class A                 551    4,706       0.0%
    Riverview Bancorp, Inc.                        100      443       0.0%
#   RLI Corp.                                    3,161  156,975       0.0%
    S&T Bancorp, Inc.                            2,031   54,634       0.0%
#*  Safeguard Scientifics, Inc.                  1,249   22,470       0.0%
    Safety Insurance Group, Inc.                 1,779  103,449       0.0%
    Sandy Spring Bancorp, Inc.                   2,303   60,016       0.0%
*   Seacoast Banking Corp. of Florida              562    7,846       0.0%
    SEI Investments Co.                          6,267  286,151       0.1%
    Selective Insurance Group, Inc.              4,534  122,146       0.0%
    SI Financial Group, Inc.                       863   10,416       0.0%
    Sierra Bancorp                                 700   11,466       0.0%
*   Signature Bank                               3,900  522,951       0.1%
    Simmons First National Corp. Class A           700   30,625       0.0%
    SLM Corp.                                   26,843  273,530       0.1%
    South State Corp.                            1,502  101,715       0.0%
    Southside Bancshares, Inc.                     970   26,506       0.0%
    Southwest Bancorp, Inc.                        800   13,784       0.0%
#*  Springleaf Holdings, Inc.                    3,457  172,850       0.0%
#*  St Joe Co. (The)                             1,702   29,700       0.0%
    StanCorp Financial Group, Inc.               2,281  164,414       0.0%
    State Auto Financial Corp.                   1,900   44,878       0.0%
    State Street Corp.                           3,500  269,920       0.1%
    Sterling Bancorp.                            4,636   60,175       0.0%
    Stewart Information Services Corp.           1,200   43,800       0.0%
*   Stifel Financial Corp.                       4,623  244,279       0.1%
    Stock Yards Bancorp, Inc.                      898   31,250       0.0%
    Suffolk Bancorp                                720   17,251       0.0%
*   Sun Bancorp, Inc.                            1,615   30,572       0.0%
    SunTrust Banks, Inc.                        12,828  532,362       0.1%
    Susquehanna Bancshares, Inc.                 7,653  102,856       0.0%
*   SVB Financial Group                          4,000  531,040       0.1%
    Symetra Financial Corp.                      7,050  167,437       0.0%
    Synovus Financial Corp.                      6,534  180,730       0.1%
    T Rowe Price Group, Inc.                     5,391  437,641       0.1%
    TCF Financial Corp.                          8,835  138,356       0.0%
    TD Ameritrade Holding Corp.                 10,503  380,734       0.1%
*   Tejon Ranch Co.                                400    9,880       0.0%
#   Territorial Bancorp, Inc.                      368    8,501       0.0%
*   Texas Capital Bancshares, Inc.               2,314  121,855       0.0%
    TFS Financial Corp.                          9,209  134,636       0.0%
    Tiptree Financial, Inc. Class A              1,646   11,094       0.0%
#   Tompkins Financial Corp.                       920   47,978       0.0%
#   Torchmark Corp.                              3,593  201,603       0.1%
    TowneBank                                    2,786   46,108       0.0%
    Travelers Cos., Inc. (The)                   6,706  678,044       0.2%
    Trico Bancshares                             1,567   36,542       0.0%
*   TriState Capital Holdings, Inc.              1,600   20,000       0.0%
#   TrustCo Bank Corp. NY                        5,660   37,752       0.0%
#   Trustmark Corp.                              5,237  124,641       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Financials -- (Continued)
    U.S. Bancorp.                            32,601 $ 1,397,605       0.3%
    UMB Financial Corp.                       1,489      74,137       0.0%
#   Umpqua Holdings Corp.                    14,895     253,364       0.1%
    Union Bankshares Corp.                    2,418      52,616       0.0%
#   United Bankshares, Inc.                   2,181      81,962       0.0%
    United Community Banks, Inc.              2,088      38,858       0.0%
#   United Community Financial Corp.          2,049      11,044       0.0%
    United Financial Bancorp, Inc.            2,904      37,026       0.0%
    United Fire Group, Inc.                   2,230      66,610       0.0%
    United Insurance Holdings Corp.             845      14,052       0.0%
    Universal Insurance Holdings, Inc.        3,017      72,468       0.0%
    Univest Corp. of Pennsylvania             1,228      23,958       0.0%
    Unum Group                                8,400     286,944       0.1%
    Validus Holdings, Ltd.                    4,129     172,716       0.0%
#   Valley National Bancorp                   8,643      81,503       0.0%
    Virtus Investment Partners, Inc.            305      40,754       0.0%
    Voya Financial, Inc.                      3,718     157,420       0.0%
    Waddell & Reed Financial, Inc. Class A    6,350     313,182       0.1%
*   Walker & Dunlop, Inc.                     2,284      43,716       0.0%
    Washington Federal, Inc.                  5,565     120,204       0.0%
#   Washington Trust Bancorp, Inc.              760      28,135       0.0%
    Waterstone Financial, Inc.                  768       9,784       0.0%
    Webster Financial Corp.                   6,619     237,159       0.1%
    Wells Fargo & Co.                        40,325   2,221,907       0.5%
    WesBanco, Inc.                            1,859      58,577       0.0%
    West Bancorporation, Inc.                   300       5,688       0.0%
#   Westamerica Bancorporation                  618      26,914       0.0%
*   Western Alliance Bancorp                  3,504     108,344       0.0%
    Westfield Financial, Inc.                   900       6,975       0.0%
    Westwood Holdings Group, Inc.               171      10,019       0.0%
    Willis Group Holdings P.L.C.              3,274     159,215       0.0%
#   Wilshire Bancorp, Inc.                    3,891      41,050       0.0%
    Wintrust Financial Corp.                  3,282     159,965       0.0%
#*  World Acceptance Corp.                      400      33,848       0.0%
#   WR Berkley Corp.                          2,502     122,573       0.0%
    WSFS Financial Corp.                        493      35,087       0.0%
    XL Group P.L.C.                           5,566     206,387       0.1%
*   Yadkin Financial Corp.                      791      15,567       0.0%
    Zions Bancorporation                      9,499     269,154       0.1%
                                                    -----------      ----
Total Financials                                     70,422,529      14.5%
                                                    -----------      ----
Health Care -- (11.0%)
#   Abaxis, Inc.                                400      25,600       0.0%
    Abbott Laboratories                      12,400     575,608       0.1%
    AbbVie, Inc.                             21,341   1,379,909       0.3%
*   Acadia Healthcare Co., Inc.               1,956     133,986       0.0%
#*  ACADIA Pharmaceuticals, Inc.                990      33,828       0.0%
    Aceto Corp.                               1,462      28,334       0.0%
#*  Acorda Therapeutics, Inc.                 1,202      36,144       0.0%
*   Actavis P.L.C.                            5,403   1,528,293       0.3%
*   Addus HomeCare Corp.                        500      13,420       0.0%
    Aetna, Inc.                               8,334     890,655       0.2%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Health Care -- (Continued)
*   Affymetrix, Inc.                          1,997 $   24,224       0.0%
    Agilent Technologies, Inc.                7,579    313,543       0.1%
#*  Agios Pharmaceuticals, Inc.                 555     51,249       0.0%
#*  Air Methods Corp.                         3,864    176,585       0.0%
#*  Akorn, Inc.                               4,620    192,377       0.0%
#*  Albany Molecular Research, Inc.             956     17,265       0.0%
*   Alere, Inc.                               4,703    223,298       0.1%
*   Alexion Pharmaceuticals, Inc.             1,200    203,076       0.1%
*   Align Technology, Inc.                    2,378    139,922       0.0%
*   Alkermes P.L.C.                           1,483     82,114       0.0%
*   Alliance HealthCare Services, Inc.          600     12,762       0.0%
#*  Allscripts Healthcare Solutions, Inc.    10,304    137,043       0.0%
*   Almost Family, Inc.                         816     35,316       0.0%
#*  Alnylam Pharmaceuticals, Inc.               926     94,332       0.0%
*   Alphatec Holdings, Inc.                     583        828       0.0%
#*  AMAG Pharmaceuticals, Inc.                   80      4,078       0.0%
#*  Amedisys, Inc.                            1,824     50,725       0.0%
    AmerisourceBergen Corp.                   5,728    654,710       0.1%
    Amgen, Inc.                              10,074  1,590,785       0.3%
*   AMN Healthcare Services, Inc.             3,611     82,367       0.0%
*   Amsurg Corp.                              4,668    292,777       0.1%
*   Anacor Pharmaceuticals, Inc.                600     31,614       0.0%
    Analogic Corp.                              622     52,559       0.0%
*   AngioDynamics, Inc.                       1,892     31,577       0.0%
*   Anika Therapeutics, Inc.                  1,295     44,185       0.0%
    Anthem, Inc.                              6,525    984,818       0.2%
#*  athenahealth, Inc.                          965    118,367       0.0%
    Atrion Corp.                                122     39,632       0.0%
    Baxter International, Inc.                9,303    639,488       0.1%
    Becton Dickinson and Co.                  5,200    732,524       0.2%
*   Bio-Rad Laboratories, Inc. Class A        1,691    227,355       0.1%
#*  Bio-Reference Laboratories, Inc.          1,000     33,120       0.0%
    Bio-Techne Corp.                          1,300    124,748       0.0%
*   Biogen, Inc.                              5,573  2,083,912       0.4%
*   BioMarin Pharmaceutical, Inc.               900    100,845       0.0%
#*  BioScrip, Inc.                            3,131     14,716       0.0%
*   BioTelemetry, Inc.                          640      5,126       0.0%
*   Bluebird Bio, Inc.                          400     53,276       0.0%
*   Boston Scientific Corp.                   2,374     42,305       0.0%
*   Bovie Medical Corp.                         300        921       0.0%
    Bristol-Myers Squibb Co.                 18,231  1,161,862       0.2%
#*  Brookdale Senior Living, Inc.             5,023    181,983       0.0%
#*  Bruker Corp.                              5,740    108,830       0.0%
*   Cambrex Corp.                               713     27,443       0.0%
    Cantel Medical Corp.                      1,605     71,888       0.0%
*   Capital Senior Living Corp.               1,099     28,761       0.0%
    Cardinal Health, Inc.                     3,378    284,901       0.1%
*   Celgene Corp.                            16,184  1,748,843       0.4%
*   Centene Corp.                             3,800    235,562       0.1%
#*  Cepheid                                   1,100     61,710       0.0%
*   Cerner Corp.                              2,622    188,286       0.0%
*   Charles River Laboratories
      International, Inc.                     3,304    228,505       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Health Care -- (Continued)
    Chemed Corp.                              1,400 $  161,350       0.0%
    Cigna Corp.                               5,598    697,735       0.2%
*   Clovis Oncology, Inc.                       400     32,144       0.0%
*   Community Health Systems, Inc.           12,083    648,615       0.1%
#   Computer Programs & Systems, Inc.           373     19,519       0.0%
    CONMED Corp.                              1,261     63,340       0.0%
#   Cooper Cos., Inc. (The)                     304     54,133       0.0%
*   Corvel Corp.                              1,394     49,822       0.0%
    CR Bard, Inc.                             1,954    325,497       0.1%
*   Cross Country Healthcare, Inc.              700      7,770       0.0%
    CryoLife, Inc.                              900      9,180       0.0%
*   Cumberland Pharmaceuticals, Inc.            290      1,902       0.0%
*   Cutera, Inc.                                527      7,178       0.0%
*   Cyberonics, Inc.                          2,202    134,124       0.0%
#*  Cynosure, Inc. Class A                    1,426     47,657       0.0%
*   DaVita HealthCare Partners, Inc.          9,323    756,095       0.2%
    DENTSPLY International, Inc.              5,438    277,338       0.1%
#*  Depomed, Inc.                             2,388     55,545       0.0%
*   DexCom, Inc.                              1,770    119,599       0.0%
*   Dyax Corp.                                1,900     45,429       0.0%
*   Edwards Lifesciences Corp.                4,534    574,231       0.1%
    Eli Lilly & Co.                          10,835    778,711       0.2%
*   Emergent Biosolutions, Inc.               2,807     83,340       0.0%
#*  Endo International P.L.C.                 3,710    311,881       0.1%
    Ensign Group, Inc. (The)                  1,771     74,577       0.0%
*   Envision Healthcare Holdings, Inc.        3,100    117,676       0.0%
*   Enzo Biochem, Inc.                          646      1,809       0.0%
*   Exactech, Inc.                              500     10,925       0.0%
#*  ExamWorks Group, Inc.                     1,745     71,458       0.0%
#*  Express Scripts Holding Co.              16,107  1,391,645       0.3%
*   Five Star Quality Care, Inc.              1,814      7,710       0.0%
*   Genesis Healthcare, Inc.                    700      4,837       0.0%
*   Gilead Sciences, Inc.                    28,500  2,864,535       0.6%
*   Globus Medical, Inc. Class A              5,401    129,030       0.0%
*   Greatbatch, Inc.                          1,602     86,380       0.0%
*   Haemonetics Corp.                         2,827    114,578       0.0%
#*  Halyard Health, Inc.                        581     28,167       0.0%
*   Hanger, Inc.                              1,400     31,276       0.0%
#*  Harvard Apparatus Regenerative
      Technology, Inc.                          150        405       0.0%
*   Harvard Bioscience, Inc.                    600      3,330       0.0%
*   HCA Holdings, Inc.                        4,690    347,107       0.1%
*   Health Net, Inc.                          3,580    188,487       0.0%
    HealthSouth Corp.                         4,638    209,730       0.1%
*   HealthStream, Inc.                          600     17,364       0.0%
*   Healthways, Inc.                          2,091     36,383       0.0%
*   Henry Schein, Inc.                        1,951    267,482       0.1%
    Hill-Rom Holdings, Inc.                   2,879    143,777       0.0%
#*  HMS Holdings Corp.                        4,017     68,329       0.0%
*   Hologic, Inc.                             4,069    137,288       0.0%
*   Horizon Pharma P.L.C.                       900     25,308       0.0%
*   Hospira, Inc.                             3,140    274,091       0.1%
    Humana, Inc.                              5,109    846,050       0.2%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Health Care -- (Continued)
*     ICU Medical, Inc.                          660 $   55,684       0.0%
#*    IDEXX Laboratories, Inc.                 1,655    207,487       0.1%
*     Illumina, Inc.                           1,676    308,803       0.1%
*     Impax Laboratories, Inc.                 2,328    105,365       0.0%
*     Incyte Corp.                             4,210    409,044       0.1%
*     Infinity Pharmaceuticals, Inc.             498      6,310       0.0%
*     Integra LifeSciences Holdings Corp.      1,564     91,932       0.0%
#*    Intrexon Corp.                           1,243     48,266       0.0%
*     Intuitive Surgical, Inc.                   500    247,990       0.1%
      Invacare Corp.                           1,151     23,101       0.0%
*     IPC Healthcare, Inc.                       573     28,031       0.0%
#*    Isis Pharmaceuticals, Inc.               1,958    111,058       0.0%
#*    Jazz Pharmaceuticals P.L.C.                400     71,480       0.0%
      Johnson & Johnson                       49,150  4,875,680       1.0%
      Kindred Healthcare, Inc.                 6,270    143,896       0.0%
*     Laboratory Corp. of America Holdings     4,285    512,315       0.1%
#     Landauer, Inc.                             260      8,388       0.0%
#*    Lannett Co., Inc.                        1,459     83,892       0.0%
      LeMaitre Vascular, Inc.                    500      4,530       0.0%
*     LHC Group, Inc.                          1,389     44,531       0.0%
*     LifePoint Hospitals, Inc.                2,976    222,843       0.1%
#*    Ligand Pharmaceuticals, Inc. Class B       900     69,876       0.0%
*     Luminex Corp.                            2,267     35,184       0.0%
*     Magellan Health, Inc.                    1,400     88,620       0.0%
#*    Mallinckrodt P.L.C.                      2,864    324,148       0.1%
*     Masimo Corp.                             3,381    114,143       0.0%
      McKesson Corp.                           6,233  1,392,452       0.3%
*     MedAssets, Inc.                          3,169     64,141       0.0%
(o)*  MedCath Corp.                              117         --       0.0%
#*    Medicines Co. (The)                      1,638     41,949       0.0%
*     Medidata Solutions, Inc.                   540     28,852       0.0%
*     Medivation, Inc.                         2,328    281,083       0.1%
*     MEDNAX, Inc.                             4,405    311,786       0.1%
      Medtronic P.L.C.                        23,685  1,763,348       0.4%
      Merck & Co., Inc.                       20,500  1,220,980       0.3%
*     Merge Healthcare, Inc.                   4,364     21,689       0.0%
#     Meridian Bioscience, Inc.                2,053     36,379       0.0%
*     Merit Medical Systems, Inc.              2,468     47,904       0.0%
*     Mettler-Toledo International, Inc.         700    221,907       0.1%
*     Molina Healthcare, Inc.                  2,836    167,976       0.0%
*     Momenta Pharmaceuticals, Inc.            1,446     25,233       0.0%
#*    Mylan NV                                 5,719    413,255       0.1%
#*    Myriad Genetics, Inc.                    4,099    135,390       0.0%
#     National Healthcare Corp.                  500     31,650       0.0%
#     National Research Corp. Class A            799     11,522       0.0%
*     Natus Medical, Inc.                      1,182     44,573       0.0%
*     Neogen Corp.                             1,149     51,176       0.0%
*     Neurocrine Biosciences, Inc.               800     27,272       0.0%
#*    NewLink Genetics Corp.                     185      8,251       0.0%
*     NuVasive, Inc.                           1,987     88,879       0.0%
      Omnicare, Inc.                           2,800    246,344       0.1%
*     Omnicell, Inc.                             793     28,175       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Health Care -- (Continued)
#*  Opko Health, Inc.                         6,200 $   85,312       0.0%
*   OraSure Technologies, Inc.                2,225     14,018       0.0%
*   Orthofix International NV                 1,149     37,124       0.0%
    Owens & Minor, Inc.                       3,014    101,632       0.0%
#*  Pacira Pharmaceuticals, Inc.                700     47,936       0.0%
*   Pain Therapeutics, Inc.                   2,500      5,100       0.0%
*   PAREXEL International Corp.               4,255    270,512       0.1%
    Patterson Cos., Inc.                      5,719    268,536       0.1%
#*  PDI, Inc.                                   200        254       0.0%
#   PDL BioPharma, Inc.                       4,450     29,681       0.0%
    PerkinElmer, Inc.                         2,810    144,041       0.0%
    Perrigo Co. P.L.C.                        1,193    218,653       0.1%
    Pfizer, Inc.                             38,289  1,299,146       0.3%
*   Pharmacyclics, Inc.                         700    179,340       0.0%
*   PharMerica Corp.                          1,213     34,765       0.0%
#*  PhotoMedex, Inc.                              6         12       0.0%
*   Pozen, Inc.                                 739      5,779       0.0%
*   Premier, Inc. Class A                       706     26,757       0.0%
*   Prestige Brands Holdings, Inc.            3,700    145,225       0.0%
#*  Progenics Pharmaceuticals, Inc.             924      4,574       0.0%
*   Providence Service Corp. (The)              747     31,762       0.0%
    Quality Systems, Inc.                     2,967     46,270       0.0%
#   Quest Diagnostics, Inc.                   5,440    388,525       0.1%
*   Quidel Corp.                              1,116     26,003       0.0%
*   Quintiles Transnational Holdings, Inc.    1,550    102,114       0.0%
#*  RadNet, Inc.                              2,195     18,394       0.0%
#*  Receptos, Inc.                              500     73,670       0.0%
*   Regeneron Pharmaceuticals, Inc.             854    390,671       0.1%
#*  Repligen Corp.                              989     29,185       0.0%
#   ResMed, Inc.                              2,676    171,103       0.0%
*   Rigel Pharmaceuticals, Inc.               1,688      7,191       0.0%
*   RTI Surgical, Inc.                        2,790     15,624       0.0%
*   Sagent Pharmaceuticals, Inc.                600     13,986       0.0%
*   SciClone Pharmaceuticals, Inc.            1,491     12,181       0.0%
#*  Seattle Genetics, Inc.                      992     34,065       0.0%
    Select Medical Holdings Corp.             7,440    108,252       0.0%
*   Sirona Dental Systems, Inc.               3,100    287,525       0.1%
#*  Spectrum Pharmaceuticals, Inc.            1,060      5,989       0.0%
    St Jude Medical, Inc.                     3,576    250,499       0.1%
    STERIS Corp.                              2,672    177,688       0.0%
    Stryker Corp.                             3,100    285,944       0.1%
*   Supernus Pharmaceuticals, Inc.            1,121     14,349       0.0%
*   Surgical Care Affiliates, Inc.            2,351     88,633       0.0%
*   SurModics, Inc.                             714     18,007       0.0%
*   Symmetry Surgical, Inc.                     426      3,293       0.0%
#*  Synageva BioPharma Corp.                    500     45,980       0.0%
*   Taro Pharmaceutical Industries, Ltd.      1,762    247,755       0.1%
*   Team Health Holdings, Inc.                2,172    129,386       0.0%
#   Teleflex, Inc.                            1,514    186,161       0.0%
#*  Tenet Healthcare Corp.                    5,997    287,016       0.1%
#*  Theravance Biopharma, Inc.                  474      7,584       0.0%
    Thermo Fisher Scientific, Inc.            5,606    704,562       0.2%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Health Care -- (Continued)
*   Thoratec Corp.                            1,200 $    48,132       0.0%
*   Tornier NV                                  425      10,995       0.0%
*   Triple-S Management Corp. Class B           800      14,976       0.0%
#*  United Therapeutics Corp.                 1,215     194,023       0.0%
    UnitedHealth Group, Inc.                 21,670   2,414,038       0.5%
*   Universal American Corp.                  5,509      55,035       0.0%
    Universal Health Services, Inc. Class B   3,193     373,421       0.1%
    US Physical Therapy, Inc.                   644      30,371       0.0%
    Utah Medical Products, Inc.                 200      10,782       0.0%
#*  Varian Medical Systems, Inc.              3,147     279,611       0.1%
*   Vascular Solutions, Inc.                    600      19,236       0.0%
*   VCA, Inc.                                 4,571     232,984       0.1%
#*  Veeva Systems, Inc. Class A                 977      25,939       0.0%
*   Vertex Pharmaceuticals, Inc.              1,922     236,944       0.1%
*   Waters Corp.                              1,800     225,342       0.1%
#*  WellCare Health Plans, Inc.               1,800     139,374       0.0%
    West Pharmaceutical Services, Inc.        3,700     197,136       0.1%
*   Wright Medical Group, Inc.                1,422      36,076       0.0%
    Zimmer Holdings, Inc.                     1,544     169,593       0.0%
    Zoetis, Inc.                             15,188     674,651       0.1%
                                                    -----------      ----
Total Health Care                                    58,947,870      12.1%
                                                    -----------      ----
Industrials -- (12.1%)
    3M Co.                                    2,758     431,324       0.1%
    AAON, Inc.                                1,012      24,258       0.0%
    AAR Corp.                                 2,026      61,266       0.0%
    ABM Industries, Inc.                      2,500      80,125       0.0%
#   Acacia Research Corp.                     1,906      21,004       0.0%
*   ACCO Brands Corp.                         6,362      50,069       0.0%
    Actuant Corp. Class A                     3,519      83,823       0.0%
    Acuity Brands, Inc.                       1,393     232,561       0.1%
#   ADT Corp. (The)                           6,133     230,601       0.1%
*   Advisory Board Co. (The)                  1,184      61,438       0.0%
#*  AECOM                                     7,674     242,191       0.1%
*   Aegion Corp.                              1,353      24,922       0.0%
*   Aerojet Rocketdyne Holdings, Inc.         1,975      38,829       0.0%
#*  Aerovironment, Inc.                       1,280      32,768       0.0%
#   AGCO Corp.                                2,996     154,324       0.0%
#   Air Lease Corp.                           3,830     147,953       0.0%
*   Air Transport Services Group, Inc.        1,100      10,252       0.0%
    Aircastle, Ltd.                           2,100      50,358       0.0%
    Alamo Group, Inc.                           659      40,713       0.0%
    Alaska Air Group, Inc.                    2,746     175,909       0.0%
    Albany International Corp. Class A        1,347      52,802       0.0%
    Allegiant Travel Co.                        500      76,880       0.0%
    Allegion P.L.C.                           2,086     127,559       0.0%
    Allied Motion Technologies, Inc.            333       9,764       0.0%
    Allison Transmission Holdings, Inc.       6,460     198,193       0.1%
    Altra Industrial Motion Corp.             1,468      38,711       0.0%
    AMERCO                                    1,073     345,549       0.1%
*   Ameresco, Inc. Class A                    2,446      16,437       0.0%
    American Airlines Group, Inc.            11,216     541,565       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
#   American Railcar Industries, Inc.           800 $   42,432       0.0%
#   American Science & Engineering, Inc.        300     11,226       0.0%
#*  American Superconductor Corp.                43        278       0.0%
*   American Woodmark Corp.                     400     20,280       0.0%
    AMETEK, Inc.                              4,721    247,475       0.1%
    AO Smith Corp.                            3,665    234,193       0.1%
    Apogee Enterprises, Inc.                  1,700     89,454       0.0%
    Applied Industrial Technologies, Inc.     2,374     99,162       0.0%
*   ARC Document Solutions, Inc.              3,255     27,798       0.0%
    ArcBest Corp.                               843     30,095       0.0%
    Argan, Inc.                               1,189     38,417       0.0%
*   Armstrong World Industries, Inc.          3,240    177,358       0.0%
    Astec Industries, Inc.                    1,000     42,080       0.0%
*   Astronics Corp.                             787     52,973       0.0%
#*  Astronics Corp. Class B                     187     12,875       0.0%
*   Atlas Air Worldwide Holdings, Inc.          786     38,310       0.0%
*   Avis Budget Group, Inc.                   6,056    327,872       0.1%
    AZZ, Inc.                                 1,009     46,808       0.0%
    B/E Aerospace, Inc.                       2,000    119,580       0.0%
    Babcock & Wilcox Co. (The)                3,998    129,215       0.0%
#   Baltic Trading, Ltd.                      2,100      2,982       0.0%
    Barnes Group, Inc.                        2,050     82,205       0.0%
    Barrett Business Services, Inc.             297     13,208       0.0%
*   Beacon Roofing Supply, Inc.               2,797     83,127       0.0%
*   Blount International, Inc.                3,178     42,140       0.0%
    Boeing Co. (The)                         13,884  1,990,133       0.4%
    Brady Corp. Class A                       2,326     61,941       0.0%
#   Briggs & Stratton Corp.                   2,519     49,246       0.0%
    Brink's Co. (The)                         2,682     70,993       0.0%
*   Builders FirstSource, Inc.                4,078     52,035       0.0%
*   CAI International, Inc.                   1,625     38,708       0.0%
    Carlisle Cos., Inc.                       3,542    341,803       0.1%
*   Casella Waste Systems, Inc. Class A         900      4,932       0.0%
#   Caterpillar, Inc.                        11,210    973,925       0.2%
#*  CBIZ, Inc.                                2,496     22,564       0.0%
    CDI Corp.                                 1,400     19,096       0.0%
    Ceco Environmental Corp.                    721      8,501       0.0%
    Celadon Group, Inc.                       1,152     29,768       0.0%
#   CH Robinson Worldwide, Inc.               2,198    141,529       0.0%
*   Chart Industries, Inc.                    1,000     40,550       0.0%
#   Chicago Bridge & Iron Co. NV              1,299     61,897       0.0%
    Cintas Corp.                              3,600    287,820       0.1%
    CIRCOR International, Inc.                  600     32,784       0.0%
    Civeo Corp.                               4,836     22,584       0.0%
#   CLARCOR, Inc.                             2,815    182,975       0.1%
#*  Clean Harbors, Inc.                       2,162    119,450       0.0%
#*  Colfax Corp.                              3,202    158,787       0.0%
    Columbus McKinnon Corp.                   1,099     27,871       0.0%
    Comfort Systems USA, Inc.                 1,453     30,063       0.0%
*   Commercial Vehicle Group, Inc.            1,000      5,760       0.0%
    Con-way, Inc.                             1,365     56,101       0.0%
*   Continental Building Products, Inc.         200      4,402       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
#   Copa Holdings SA Class A                  1,500 $  166,335       0.0%
*   Copart, Inc.                              6,468    230,067       0.1%
    Corporate Executive Board Co. (The)       2,178    182,582       0.0%
    Courier Corp.                               400      9,712       0.0%
    Covanta Holding Corp.                     4,497     91,244       0.0%
*   Covenant Transportation Group, Inc.
      Class A                                   700     21,329       0.0%
*   CPI Aerostructures, Inc.                    300      3,311       0.0%
*   CRA International, Inc.                     400     11,680       0.0%
    Crane Co.                                 1,619     98,937       0.0%
    CSX Corp.                                 9,200    332,028       0.1%
    Cubic Corp.                                 956     47,398       0.0%
    Cummins, Inc.                             4,440    613,874       0.1%
    Curtiss-Wright Corp.                      3,182    232,477       0.1%
    Danaher Corp.                            10,694    875,625       0.2%
#   Deere & Co.                              10,052    909,907       0.2%
    Delta Air Lines, Inc.                    11,360    507,110       0.1%
    Deluxe Corp.                              3,258    210,955       0.1%
*   DigitalGlobe, Inc.                        6,038    194,242       0.1%
#   Donaldson Co., Inc.                       4,715    176,200       0.0%
    Douglas Dynamics, Inc.                      841     18,292       0.0%
#   Dover Corp.                               4,321    327,186       0.1%
*   Ducommun, Inc.                              591     17,966       0.0%
    Dun & Bradstreet Corp. (The)                982    125,372       0.0%
*   DXP Enterprises, Inc.                       600     27,030       0.0%
*   Dycom Industries, Inc.                    3,727    171,367       0.0%
#   Dynamic Materials Corp.                     497      6,655       0.0%
    Eaton Corp. P.L.C.                        8,226    565,373       0.1%
#*  Echo Global Logistics, Inc.                 662     19,132       0.0%
    EMCOR Group, Inc.                         2,145     95,731       0.0%
    Emerson Electric Co.                     10,039    590,594       0.1%
    Encore Wire Corp.                         1,284     57,793       0.0%
#*  Energy Recovery, Inc.                       975      2,896       0.0%
#   EnerSys                                   2,500    169,750       0.0%
    Engility Holdings, Inc.                     941     26,226       0.0%
    Ennis, Inc.                               1,800     27,684       0.0%
    EnPro Industries, Inc.                      400     25,604       0.0%
    Equifax, Inc.                             2,700    261,711       0.1%
    ESCO Technologies, Inc.                   1,418     52,041       0.0%
*   Esterline Technologies Corp.              1,897    211,117       0.1%
    Exelis, Inc.                              9,067    222,323       0.1%
    Expeditors International of Washington,
      Inc.                                    3,885    178,050       0.0%
    Exponent, Inc.                              900     79,749       0.0%
#   Fastenal Co.                              6,433    274,174       0.1%
    Federal Signal Corp.                      4,026     63,289       0.0%
    FedEx Corp.                               6,658  1,128,997       0.2%
    Flowserve Corp.                           2,400    140,472       0.0%
    Fluor Corp.                               4,791    288,131       0.1%
#   Fortune Brands Home & Security, Inc.      4,795    213,857       0.1%
    Forward Air Corp.                           800     40,296       0.0%
*   Franklin Covey Co.                          400      7,456       0.0%
#   Franklin Electric Co., Inc.               1,662     60,098       0.0%
    FreightCar America, Inc.                    400     10,436       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
*   FTI Consulting, Inc.                       1,955 $   80,370       0.0%
*   Fuel Tech, Inc.                              100        267       0.0%
*   Furmanite Corp.                            1,258      9,183       0.0%
    G&K Services, Inc. Class A                 1,009     71,235       0.0%
    GATX Corp.                                 2,859    155,530       0.0%
*   Gencor Industries, Inc.                      300      2,811       0.0%
#*  Generac Holdings, Inc.                     4,514    188,189       0.1%
#   General Cable Corp.                        2,589     42,227       0.0%
    General Dynamics Corp.                     4,179    573,860       0.1%
    General Electric Co.                     186,382  5,047,225       1.0%
#*  Genesee & Wyoming, Inc. Class A            1,200    111,540       0.0%
*   Gibraltar Industries, Inc.                 1,224     20,269       0.0%
    Global Brass & Copper Holdings, Inc.       1,100     16,764       0.0%
    Global Power Equipment Group, Inc.           464      5,638       0.0%
#   Golden Ocean Group, Ltd.                   1,161      5,782       0.0%
    Gorman-Rupp Co. (The)                        875     23,721       0.0%
*   GP Strategies Corp.                          904     29,461       0.0%
    Graco, Inc.                                3,007    215,361       0.1%
#*  GrafTech International, Ltd.               9,101     44,049       0.0%
    Graham Corp.                                 488     11,419       0.0%
    Granite Construction, Inc.                 2,070     71,850       0.0%
*   Great Lakes Dredge & Dock Corp.            3,400     19,720       0.0%
#   Greenbrier Cos., Inc. (The)                1,486     85,727       0.0%
    Griffon Corp.                              1,955     32,864       0.0%
    H&E Equipment Services, Inc.               1,296     32,037       0.0%
    Harsco Corp.                               7,154    115,036       0.0%
*   Hawaiian Holdings, Inc.                    1,300     30,004       0.0%
*   HC2 Holdings, Inc.                           482      5,331       0.0%
*   HD Supply Holdings, Inc.                   8,405    277,365       0.1%
#   Healthcare Services Group, Inc.            1,300     39,351       0.0%
#   Heartland Express, Inc.                    4,293     89,810       0.0%
#   HEICO Corp.                                1,285     71,754       0.0%
    HEICO Corp. Class A                        2,098     96,235       0.0%
    Heidrick & Struggles International, Inc.     505     12,150       0.0%
    Herman Miller, Inc.                        2,094     57,397       0.0%
*   Hertz Global Holdings, Inc.               19,946    415,675       0.1%
#   Hexcel Corp.                               3,956    198,393       0.1%
*   Hill International, Inc.                   1,100      4,235       0.0%
    Hillenbrand, Inc.                          2,258     66,363       0.0%
    HNI Corp.                                  2,663    124,202       0.0%
    Honeywell International, Inc.              5,606    565,758       0.1%
    Houston Wire & Cable Co.                     600      5,664       0.0%
*   Hub Group, Inc. Class A                    1,731     69,067       0.0%
    Hubbell, Inc. Class A                        100     11,148       0.0%
    Hubbell, Inc. Class B                      1,300    141,479       0.0%
*   Hudson Global, Inc.                          800      2,088       0.0%
    Huntington Ingalls Industries, Inc.        1,901    250,153       0.1%
    Hurco Cos., Inc.                             200      6,472       0.0%
*   Huron Consulting Group, Inc.               1,621     98,265       0.0%
    Hyster-Yale Materials Handling, Inc.         600     44,004       0.0%
*   ICF International, Inc.                      997     38,385       0.0%
    IDEX Corp.                                 4,096    307,241       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Industrials -- (Continued)
*   IHS, Inc. Class A                            800 $  100,376       0.0%
    Illinois Tool Works, Inc.                  5,014    469,210       0.1%
    Ingersoll-Rand P.L.C.                      5,058    333,019       0.1%
*   InnerWorkings, Inc.                        3,100     19,623       0.0%
#*  Innovative Solutions & Support, Inc.         300      1,164       0.0%
    Insperity, Inc.                              771     37,131       0.0%
    Insteel Industries, Inc.                   1,094     22,164       0.0%
*   Integrated Electrical Services, Inc.         364      2,988       0.0%
    Interface, Inc.                            2,396     52,065       0.0%
#   International Shipholding Corp.              200      2,196       0.0%
#   Intersections, Inc.                          600      1,938       0.0%
    ITT Corp.                                  4,202    166,609       0.0%
#*  Jacobs Engineering Group, Inc.             5,606    240,273       0.1%
    JB Hunt Transport Services, Inc.           2,800    244,160       0.1%
#*  JetBlue Airways Corp.                     15,845    325,298       0.1%
    John Bean Technologies Corp.               1,126     43,452       0.0%
#   Joy Global, Inc.                           3,596    153,333       0.0%
#   Kaman Corp.                                1,003     41,835       0.0%
#   Kansas City Southern                       2,000    204,980       0.1%
    KAR Auction Services, Inc.                 9,555    355,542       0.1%
#   KBR, Inc.                                  5,160     90,145       0.0%
#   Kelly Services, Inc. Class A               3,001     49,276       0.0%
#   Kennametal, Inc.                           2,119     75,034       0.0%
    Kforce, Inc.                               2,428     55,213       0.0%
    Kimball International, Inc. Class B        1,135     11,486       0.0%
*   Kirby Corp.                                1,683    132,166       0.0%
*   KLX, Inc.                                  1,000     41,910       0.0%
    Knight Transportation, Inc.                6,482    187,330       0.1%
    Knoll, Inc.                                2,652     60,386       0.0%
    Korn/Ferry International                   1,978     62,366       0.0%
*   Kratos Defense & Security Solutions, Inc.  3,982     21,782       0.0%
    L-3 Communications Holdings, Inc.          2,690    309,108       0.1%
    Landstar System, Inc.                      1,000     62,310       0.0%
*   Lawson Products, Inc.                        196      4,596       0.0%
#*  Layne Christensen Co.                        712      4,785       0.0%
    LB Foster Co. Class A                        400     17,092       0.0%
    Lennox International, Inc.                 1,871    198,251       0.1%
    Lincoln Electric Holdings, Inc.            3,500    234,010       0.1%
#   Lindsay Corp.                                550     43,555       0.0%
*   LMI Aerospace, Inc.                          400      4,516       0.0%
    Lockheed Martin Corp.                      7,523  1,403,792       0.3%
    LS Starrett Co. (The) Class A                  1         19       0.0%
    LSI Industries, Inc.                       1,800     16,128       0.0%
*   Lydall, Inc.                               1,100     29,524       0.0%
*   Magnetek, Inc.                                50      1,926       0.0%
    Manitowoc Co., Inc. (The)                  5,541    109,324       0.0%
    Manpowergroup, Inc.                        3,073    262,219       0.1%
    Marten Transport, Ltd.                     1,506     33,524       0.0%
    Masco Corp.                                9,396    248,900       0.1%
*   MasTec, Inc.                               2,659     47,702       0.0%
    Matson, Inc.                               2,515    101,857       0.0%
    Matthews International Corp. Class A         731     35,475       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                SHARES  VALUE+  OF NET ASSETS**
                                                ------ -------- ---------------
Industrials -- (Continued)
    McGrath RentCorp                             1,221 $ 40,427       0.0%
*   Meritor, Inc.                                5,187   68,053       0.0%
*   Middleby Corp. (The)                         4,136  419,142       0.1%
    Miller Industries, Inc.                        400    8,952       0.0%
*   Mistras Group, Inc.                            985   17,691       0.0%
    Mobile Mini, Inc.                            2,964  114,233       0.0%
*   Moog, Inc. Class A                           3,247  226,900       0.1%
*   MRC Global, Inc.                             3,570   52,122       0.0%
    MSA Safety, Inc.                             1,949   89,147       0.0%
#   MSC Industrial Direct Co., Inc. Class A      2,714  192,857       0.1%
    Mueller Industries, Inc.                     3,100  108,624       0.0%
    Mueller Water Products, Inc. Class A         5,594   52,360       0.0%
#   Multi-Color Corp.                              931   58,448       0.0%
*   MYR Group, Inc.                              1,738   50,958       0.0%
    National Presto Industries, Inc.               235   14,706       0.0%
*   Navigant Consulting, Inc.                    2,371   34,285       0.0%
*   NCI Building Systems, Inc.                   1,174   18,174       0.0%
    Nielsen NV                                   9,712  436,457       0.1%
#   NN, Inc.                                     1,016   25,563       0.0%
#   Nordson Corp.                                4,613  367,425       0.1%
    Norfolk Southern Corp.                       3,534  356,404       0.1%
#*  Nortek, Inc.                                   454   38,417       0.0%
    Northrop Grumman Corp.                       3,700  569,948       0.1%
#*  NOW, Inc.                                      675   16,133       0.0%
*   NV5 Holdings, Inc.                             353    6,792       0.0%
*   Old Dominion Freight Line, Inc.              3,300  234,729       0.1%
    Omega Flex, Inc.                                93    2,770       0.0%
*   On Assignment, Inc.                          3,288  110,641       0.0%
#   Orbital ATK, Inc.                            3,390  248,012       0.1%
#*  Orion Energy Systems, Inc.                     600    1,812       0.0%
#*  Orion Marine Group, Inc.                     1,426   12,007       0.0%
#   Oshkosh Corp.                                4,319  232,535       0.1%
    Owens Corning                                6,280  242,785       0.1%
    PACCAR, Inc.                                 3,100  202,585       0.1%
    Pall Corp.                                   2,618  254,784       0.1%
*   PAM Transportation Services, Inc.              100    5,859       0.0%
    Park-Ohio Holdings Corp.                       300   13,899       0.0%
#   Parker Hannifin Corp.                        1,800  214,848       0.1%
*   Patrick Industries, Inc.                       777   46,667       0.0%
*   Pendrell Corp.                               2,782    3,032       0.0%
    Pentair P.L.C.                               9,636  598,877       0.1%
#*  Performant Financial Corp.                   2,244    6,665       0.0%
*   PGT, Inc.                                    3,798   42,993       0.0%
    Pitney Bowes, Inc.                          12,570  281,191       0.1%
#*  Ply Gem Holdings, Inc.                       3,027   41,107       0.0%
#*  Polypore International, Inc.                 1,567   91,764       0.0%
    Powell Industries, Inc.                        428   14,205       0.0%
*   Power Solutions International, Inc.            195   12,441       0.0%
*   PowerSecure International, Inc.                800   10,488       0.0%
    Precision Castparts Corp.                    1,233  254,849       0.1%
    Preformed Line Products Co.                    300   12,585       0.0%
#   Primoris Services Corp.                      3,951   75,978       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                SHARES  VALUE+  OF NET ASSETS**
                                                ------ -------- ---------------
Industrials -- (Continued)
#*  Proto Labs, Inc.                               768 $ 53,760       0.0%
    Quad/Graphics, Inc.                            969   20,872       0.0%
*   Quality Distribution, Inc.                     807    8,005       0.0%
    Quanex Building Products Corp.               2,124   40,993       0.0%
*   Quanta Services, Inc.                        4,133  119,485       0.0%
*   Radiant Logistics, Inc.                      1,530    8,109       0.0%
#   Raven Industries, Inc.                       1,844   36,769       0.0%
    Raytheon Co.                                 5,678  590,512       0.1%
    RBC Bearings, Inc.                             738   53,867       0.0%
    Regal-Beloit Corp.                           1,939  151,630       0.0%
*   Republic Airways Holdings, Inc.              2,233   27,332       0.0%
    Republic Services, Inc.                     19,607  796,632       0.2%
    Resources Connection, Inc.                   1,538   24,239       0.0%
*   Rexnord Corp.                                6,884  182,357       0.0%
*   Roadrunner Transportation Systems, Inc.      1,801   44,070       0.0%
    Robert Half International, Inc.              4,756  263,720       0.1%
#   Rockwell Automation, Inc.                    3,736  443,090       0.1%
    Rockwell Collins, Inc.                       5,858  570,159       0.1%
#   Rollins, Inc.                               14,021  347,721       0.1%
    Roper Technologies, Inc.                     2,892  486,348       0.1%
*   RPX Corp.                                    3,318   51,628       0.0%
#   RR Donnelley & Sons Co.                     14,651  272,802       0.1%
*   Rush Enterprises, Inc. Class A                 887   23,186       0.0%
    Ryder System, Inc.                           3,698  352,641       0.1%
#*  Saia, Inc.                                     700   28,525       0.0%
#*  Sensata Technologies Holding NV              2,755  152,104       0.0%
    Simpson Manufacturing Co., Inc.              2,239   73,394       0.0%
#   SkyWest, Inc.                                1,371   18,714       0.0%
*   SL Industries, Inc.                            100    4,153       0.0%
    Snap-on, Inc.                                2,327  348,003       0.1%
#*  SolarCity Corp.                              1,400   84,070       0.0%
    Southwest Airlines Co.                      24,471  992,544       0.2%
*   SP Plus Corp.                                  400    9,104       0.0%
*   Sparton Corp.                                  743   19,147       0.0%
*   Spirit Aerosystems Holdings, Inc. Class A    4,604  234,298       0.1%
*   Spirit Airlines, Inc.                        1,986  135,981       0.0%
    SPX Corp.                                    2,340  180,180       0.0%
    Standex International Corp.                    521   42,133       0.0%
    Stanley Black & Decker, Inc.                 6,294  621,218       0.1%
    Steelcase, Inc. Class A                      4,250   74,672       0.0%
*   Stericycle, Inc.                             1,176  156,914       0.0%
*   Sterling Construction Co., Inc.                400    1,756       0.0%
#   Sun Hydraulics Corp.                         1,689   65,719       0.0%
#*  Swift Transportation Co.                     1,965   47,553       0.0%
    TAL International Group, Inc.                1,601   61,703       0.0%
#*  Taser International, Inc.                    1,400   42,266       0.0%
*   Team, Inc.                                   1,268   49,553       0.0%
*   Tecumseh Products Co.                          400    1,308       0.0%
*   Teledyne Technologies, Inc.                  1,675  175,825       0.0%
    Tennant Co.                                  1,238   79,591       0.0%
#   Terex Corp.                                  5,091  139,799       0.0%
    Tetra Tech, Inc.                             3,704  100,415       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Industrials -- (Continued)
    Textainer Group Holdings, Ltd.             1,838 $   55,691       0.0%
    Textron, Inc.                             14,275    627,814       0.1%
*   Thermon Group Holdings, Inc.                 951     22,130       0.0%
    Timken Co. (The)                           2,900    113,941       0.0%
    Titan International, Inc.                  1,654     17,185       0.0%
*   Titan Machinery, Inc.                      1,000     14,650       0.0%
    Toro Co. (The)                             2,349    157,477       0.0%
#   Towers Watson & Co. Class A                2,455    311,552       0.1%
    TransDigm Group, Inc.                      1,600    339,408       0.1%
*   TRC Cos., Inc.                             1,800     13,446       0.0%
*   Trex Co., Inc.                               800     37,536       0.0%
*   Trimas Corp.                               1,769     49,833       0.0%
*   TriNet Group, Inc.                           300     10,506       0.0%
#   Trinity Industries, Inc.                   7,100    192,339       0.1%
#   Triumph Group, Inc.                        2,397    141,998       0.0%
*   TrueBlue, Inc.                             1,673     48,149       0.0%
*   Tutor Perini Corp.                         3,132     66,398       0.0%
    Twin Disc, Inc.                              300      5,397       0.0%
    Tyco International P.L.C.                  3,002    118,219       0.0%
*   Ultralife Corp.                              200        816       0.0%
    UniFirst Corp.                               900    101,907       0.0%
    Union Pacific Corp.                       17,292  1,836,929       0.4%
*   United Continental Holdings, Inc.          6,748    403,126       0.1%
    United Parcel Service, Inc. Class B        8,984    903,162       0.2%
#*  United Rentals, Inc.                       5,371    518,731       0.1%
    United Stationers, Inc.                    1,810     73,504       0.0%
    United Technologies Corp.                 14,503  1,649,716       0.4%
#   Universal Forest Products, Inc.            1,225     67,767       0.0%
#   US Ecology, Inc.                           1,143     53,618       0.0%
#*  USG Corp.                                  6,128    162,637       0.0%
#*  UTi Worldwide, Inc.                        2,500     22,575       0.0%
#   Valmont Industries, Inc.                   1,366    172,143       0.0%
*   Vectrus, Inc.                                488     12,473       0.0%
*   Verisk Analytics, Inc. Class A             2,566    192,553       0.1%
#*  Veritiv Corp.                                676     26,864       0.0%
*   Versar, Inc.                                 489      1,814       0.0%
    Viad Corp.                                   809     21,495       0.0%
*   Vicor Corp.                                  600      9,150       0.0%
#*  Volt Information Sciences, Inc.              500      6,160       0.0%
    VSE Corp.                                    151     10,742       0.0%
*   Wabash National Corp.                      3,046     42,705       0.0%
*   WABCO Holdings, Inc.                       3,483    433,459       0.1%
    Wabtec Corp.                               2,500    235,125       0.1%
    Waste Connections, Inc.                    7,143    338,650       0.1%
    Watsco, Inc.                               2,018    242,745       0.1%
    Watts Water Technologies, Inc. Class A     1,600     87,280       0.0%
#   Werner Enterprises, Inc.                   3,591     96,490       0.0%
#*  Wesco Aircraft Holdings, Inc.                494      7,746       0.0%
#*  WESCO International, Inc.                  2,706    195,211       0.1%
    West Corp.                                 2,987     92,448       0.0%
*   Willis Lease Finance Corp.                    78      1,482       0.0%
    Woodward, Inc.                             4,332    203,821       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Industrials -- (Continued)
#   WW Grainger, Inc.                         2,644 $   656,849       0.1%
*   Xerium Technologies, Inc.                   100       1,778       0.0%
#*  XPO Logistics, Inc.                       1,183      57,375       0.0%
    Xylem, Inc.                               7,218     267,210       0.1%
                                                    -----------      ----
Total Industrials                                    64,801,777      13.3%
                                                    -----------      ----
Information Technology -- (16.9%)
#*  3D Systems Corp.                          1,800      45,162       0.0%
    Accenture P.L.C. Class A                 14,846   1,375,482       0.3%
*   ACI Worldwide, Inc.                       8,043     185,230       0.0%
    Activision Blizzard, Inc.                21,576     492,256       0.1%
*   Actua Corp.                               1,306      18,898       0.0%
*   Acxiom Corp.                              4,272      74,589       0.0%
*   Adobe Systems, Inc.                       6,089     463,129       0.1%
    ADTRAN, Inc.                              2,743      45,561       0.0%
*   Advanced Energy Industries, Inc.          1,310      32,043       0.0%
    Advent Software, Inc.                     2,500     108,525       0.0%
#*  Agilysys, Inc.                              761       7,161       0.0%
*   Akamai Technologies, Inc.                 3,032     223,701       0.1%
*   Alliance Data Systems Corp.               2,780     826,522       0.2%
    Alliance Fiber Optic Products, Inc.         321       5,894       0.0%
*   Alpha & Omega Semiconductor, Ltd.           749       6,134       0.0%
    Altera Corp.                              4,995     208,192       0.1%
    Amdocs, Ltd.                              4,795     264,061       0.1%
    American Software, Inc. Class A             400       3,884       0.0%
*   Amkor Technology, Inc.                   12,116      85,175       0.0%
    Amphenol Corp. Class A                    8,004     443,181       0.1%
*   Amtech Systems, Inc.                        265       3,313       0.0%
    Analog Devices, Inc.                      3,887     240,372       0.1%
*   Anixter International, Inc.               1,157      81,684       0.0%
*   ANSYS, Inc.                               2,037     174,856       0.0%
*   AOL, Inc.                                 4,507     179,829       0.0%
    Apple, Inc.                              66,080   8,269,912       1.7%
    Applied Materials, Inc.                  15,282     302,431       0.1%
*   ARRIS Group, Inc.                         8,907     299,943       0.1%
*   Arrow Electronics, Inc.                   4,168     248,871       0.1%
*   Aspen Technology, Inc.                    3,617     160,559       0.0%
    Atmel Corp.                               8,102      61,413       0.0%
*   Autodesk, Inc.                            4,404     250,279       0.1%
    Automatic Data Processing, Inc.          13,922   1,176,966       0.3%
    Avago Technologies, Ltd.                  3,000     350,640       0.1%
*   AVG Technologies NV                       5,050     120,796       0.0%
*   Avid Technology, Inc.                     3,011      48,748       0.0%
    Avnet, Inc.                               4,732     201,725       0.1%
    AVX Corp.                                 2,139      29,454       0.0%
    Aware, Inc.                                 500       2,100       0.0%
*   Axcelis Technologies, Inc.                4,567      11,509       0.0%
#   Badger Meter, Inc.                          665      41,376       0.0%
*   Bankrate, Inc.                            4,669      57,896       0.0%
*   Barracuda Networks, Inc.                  1,192      48,312       0.0%
    Bel Fuse, Inc. Class B                      378       7,760       0.0%
    Belden, Inc.                              1,290     108,296       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Information Technology -- (Continued)
*   Benchmark Electronics, Inc.                1,618 $   38,072       0.0%
    Black Box Corp.                              500      9,950       0.0%
    Blackbaud, Inc.                            2,134    107,831       0.0%
*   Blackhawk Network Holdings, Inc. Class B   1,787     65,601       0.0%
*   Blucora, Inc.                              2,803     38,317       0.0%
    Booz Allen Hamilton Holding Corp.          7,045    193,737       0.1%
*   Bottomline Technologies de, Inc.             953     25,502       0.0%
    Broadcom Corp. Class A                     5,815    257,052       0.1%
    Broadridge Financial Solutions, Inc.       8,466    456,487       0.1%
    Brocade Communications Systems, Inc.      33,051    373,476       0.1%
    Brooks Automation, Inc.                    6,174     66,432       0.0%
    CA, Inc.                                  28,004    889,687       0.2%
*   Cabot Microelectronics Corp.                 768     36,326       0.0%
*   CACI International, Inc. Class A           2,043    180,274       0.0%
#*  Cadence Design Systems, Inc.               9,920    185,008       0.0%
*   CalAmp Corp.                                 600     11,826       0.0%
*   Calix, Inc.                                1,647     12,171       0.0%
*   Carbonite, Inc.                              800      8,192       0.0%
#*  Cardtronics, Inc.                          4,679    176,539       0.0%
*   Cascade Microtech, Inc.                      300      3,978       0.0%
#   Cass Information Systems, Inc.               442     23,103       0.0%
*   Cavium, Inc.                                 482     31,229       0.0%
    CDK Global, Inc.                           4,240    203,181       0.1%
    CDW Corp.                                  4,346    166,539       0.0%
#*  Ceva, Inc.                                   819     16,953       0.0%
    Checkpoint Systems, Inc.                   1,612     16,700       0.0%
*   CIBER, Inc.                                6,692     23,623       0.0%
#*  Ciena Corp.                                4,191     89,268       0.0%
*   Cimpress NV                                  852     71,517       0.0%
*   Cirrus Logic, Inc.                         2,327     78,606       0.0%
    Cisco Systems, Inc.                       94,737  2,731,268       0.6%
*   Citrix Systems, Inc.                       3,279    220,218       0.1%
#*  Clearfield, Inc.                             600      8,130       0.0%
*   Cognex Corp.                               2,478    111,237       0.0%
*   Cognizant Technology Solutions Corp.
      Class A                                  5,430    317,872       0.1%
*   Coherent, Inc.                               900     54,000       0.0%
    Cohu, Inc.                                 1,323     13,852       0.0%
*   CommScope Holding Co., Inc.                4,713    139,081       0.0%
    Communications Systems, Inc.                 300      3,366       0.0%
*   CommVault Systems, Inc.                      801     36,646       0.0%
    Computer Sciences Corp.                   11,317    729,381       0.2%
    Computer Task Group, Inc.                    610      5,020       0.0%
*   comScore, Inc.                               268     14,032       0.0%
    Comtech Telecommunications Corp.           1,053     30,432       0.0%
*   Comverse, Inc.                             1,013     24,819       0.0%
*   Constant Contact, Inc.                       624     21,746       0.0%
#   Convergys Corp.                            4,549    103,171       0.0%
*   CoreLogic, Inc.                            5,693    222,653       0.1%
    Corning, Inc.                             13,735    287,474       0.1%
#*  CoStar Group, Inc.                         1,083    221,398       0.1%
*   Covisint Corp.                             1,348      2,642       0.0%
#*  Cray, Inc.                                 1,325     37,219       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Information Technology -- (Continued)
#*  Cree, Inc.                                3,960 $  125,453       0.0%
#   CSG Systems International, Inc.           2,340     68,141       0.0%
    CTS Corp.                                   685     12,289       0.0%
    Cypress Semiconductor Corp.               5,127     68,292       0.0%
    Daktronics, Inc.                          2,457     26,364       0.0%
*   Datalink Corp.                              687      7,942       0.0%
#*  Dealertrack Technologies, Inc.            2,965    116,554       0.0%
*   Demand Media, Inc.                          253      1,622       0.0%
*   DHI Group, Inc.                           7,201     54,728       0.0%
#   Diebold, Inc.                             2,520     87,620       0.0%
*   Digi International, Inc.                    815      8,232       0.0%
#   Digimarc Corp.                              127      2,972       0.0%
*   Diodes, Inc.                              1,336     35,698       0.0%
    Dolby Laboratories, Inc. Class A          1,265     50,929       0.0%
*   DSP Group, Inc.                             910     10,356       0.0%
    DST Systems, Inc.                         2,110    242,819       0.1%
*   DTS, Inc.                                   453     16,240       0.0%
    EarthLink Holdings Corp.                  7,054     33,365       0.0%
*   eBay, Inc.                               23,586  1,374,120       0.3%
#   Ebix, Inc.                                  960     26,198       0.0%
*   EchoStar Corp. Class A                    3,409    170,450       0.0%
    Electro Rent Corp.                          804      8,715       0.0%
    Electro Scientific Industries, Inc.       1,011      5,763       0.0%
*   Electronic Arts, Inc.                     5,820    338,084       0.1%
*   Electronics for Imaging, Inc.             2,109     88,009       0.0%
#*  Ellie Mae, Inc.                             755     41,525       0.0%
    EMC Corp.                                27,535    740,967       0.2%
*   Emcore Corp.                              1,184      6,453       0.0%
*   Emulex Corp.                              2,986     23,948       0.0%
#*  Endurance International Group Holdings,
      Inc.                                      476      8,730       0.0%
#*  EnerNOC, Inc.                             1,220     13,481       0.0%
*   Entegris, Inc.                            3,413     45,427       0.0%
*   Entropic Communications, Inc.             2,237      6,756       0.0%
*   Envestnet, Inc.                             690     35,369       0.0%
*   EPAM Systems, Inc.                        2,595    167,922       0.0%
    EPIQ Systems, Inc.                        2,009     35,981       0.0%
*   ePlus, Inc.                                 400     33,184       0.0%
#   Equinix, Inc.                             1,142    292,272       0.1%
*   Euronet Worldwide, Inc.                   2,376    138,948       0.0%
*   Exar Corp.                                1,220     12,041       0.0%
*   ExlService Holdings, Inc.                 2,071     71,305       0.0%
*   Extreme Networks, Inc.                    2,741      6,907       0.0%
*   F5 Networks, Inc.                         2,019    246,358       0.1%
*   Fabrinet                                  1,414     25,608       0.0%
*   Facebook, Inc. Class A                   23,773  1,872,599       0.4%
#   FactSet Research Systems, Inc.            2,623    412,834       0.1%
    Fair Isaac Corp.                          2,000    176,920       0.0%
*   Fairchild Semiconductor International,
      Inc.                                    3,440     62,488       0.0%
*   FARO Technologies, Inc.                     400     15,932       0.0%
    FEI Co.                                   1,300     98,098       0.0%
    Fidelity National Information Services,
      Inc.                                    7,645    477,736       0.1%
#*  Finisar Corp.                             3,823     77,722       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Information Technology -- (Continued)
#*  FireEye, Inc.                               743 $   30,686       0.0%
*   First Solar, Inc.                         4,500    268,515       0.1%
*   Fiserv, Inc.                              8,561    664,334       0.1%
*   FleetCor Technologies, Inc.               2,864    460,789       0.1%
    FLIR Systems, Inc.                        4,194    129,553       0.0%
*   FormFactor, Inc.                          3,147     25,082       0.0%
    Forrester Research, Inc.                    600     20,874       0.0%
#*  Fortinet, Inc.                            3,205    120,957       0.0%
*   Freescale Semiconductor, Ltd.             2,500     97,725       0.0%
*   Gartner, Inc.                             2,505    207,865       0.1%
*   Genpact, Ltd.                             9,849    215,299       0.1%
*   Global Cash Access Holdings, Inc.         4,600     34,040       0.0%
    Global Payments, Inc.                     7,119    713,893       0.2%
*   Google, Inc. Class A                      3,013  1,653,444       0.4%
*   Google, Inc. Class C                      3,021  1,623,450       0.3%
*   GSI Group, Inc.                           1,252     16,627       0.0%
#*  GSI Technology, Inc.                        381      2,015       0.0%
*   GTT Communications, Inc.                  1,500     27,390       0.0%
#*  Guidewire Software, Inc.                  2,400    119,880       0.0%
    Hackett Group, Inc. (The)                   800      7,680       0.0%
*   Harmonic, Inc.                            4,973     34,861       0.0%
    Harris Corp.                              2,173    174,362       0.0%
    Heartland Payment Systems, Inc.           3,923    199,681       0.1%
    Hewlett-Packard Co.                      57,086  1,882,125       0.4%
#*  HomeAway, Inc.                            2,300     64,285       0.0%
#*  Hutchinson Technology, Inc.                 900      2,124       0.0%
    IAC/InterActiveCorp                       4,200    293,244       0.1%
*   ID Systems, Inc.                            400      2,804       0.0%
#*  Identiv, Inc.                                 2         19       0.0%
*   iGATE Corp.                               2,495    118,662       0.0%
*   II-VI, Inc.                               2,048     36,434       0.0%
#*  Imation Corp.                               397      1,624       0.0%
#*  Infinera Corp.                            4,606     86,593       0.0%
*   Informatica Corp.                         2,972    142,864       0.0%
*   Ingram Micro, Inc. Class A                7,334    184,523       0.0%
*   Innodata, Inc.                              400      1,108       0.0%
#*  Inphi Corp.                                   6        129       0.0%
*   Insight Enterprises, Inc.                 1,499     42,901       0.0%
*   Integrated Device Technology, Inc.        3,464     63,010       0.0%
    Integrated Silicon Solution, Inc.           700     12,985       0.0%
    Intel Corp.                              77,531  2,523,634       0.5%
#*  Interactive Intelligence Group, Inc.        500     21,990       0.0%
#   InterDigital, Inc.                        2,200    120,384       0.0%
#*  Internap Corp.                            3,375     31,725       0.0%
#   International Business Machines Corp.    18,539  3,175,545       0.7%
    Intersil Corp. Class A                    5,929     79,152       0.0%
#*  Intevac, Inc.                               500      2,420       0.0%
*   IntraLinks Holdings, Inc.                 1,900     18,620       0.0%
    Intuit, Inc.                              5,800    581,914       0.1%
#*  IPG Photonics Corp.                         600     53,148       0.0%
#*  Itron, Inc.                               2,179     78,139       0.0%
#*  Ixia                                      4,611     55,240       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
    IXYS Corp.                                 1,534 $   17,350       0.0%
    j2 Global, Inc.                            1,901    131,872       0.0%
    Jabil Circuit, Inc.                        9,306    209,571       0.1%
    Jack Henry & Associates, Inc.              4,459    296,568       0.1%
#*  JDS Uniphase Corp.                        12,048    152,528       0.0%
    Juniper Networks, Inc.                    11,506    304,104       0.1%
*   Kemet Corp.                                  318      1,374       0.0%
*   Key Tronic Corp.                             334      3,991       0.0%
*   Keysight Technologies, Inc.                5,561    186,071       0.0%
*   Kimball Electronics, Inc.                    851     10,884       0.0%
    KLA-Tencor Corp.                           3,676    216,149       0.1%
#*  Knowles Corp.                              2,836     54,366       0.0%
#*  Kopin Corp.                                1,468      4,874       0.0%
*   Kulicke & Soffa Industries, Inc.           3,312     50,044       0.0%
*   KVH Industries, Inc.                         799     10,779       0.0%
    Lam Research Corp.                         5,038    380,772       0.1%
*   Lattice Semiconductor Corp.                5,607     33,250       0.0%
    Leidos Holdings, Inc.                      3,282    136,662       0.0%
    Lexmark International, Inc. Class A        3,325    147,597       0.0%
*   Limelight Networks, Inc.                   4,380     16,206       0.0%
    Linear Technology Corp.                    3,300    152,229       0.0%
*   LinkedIn Corp. Class A                       791    199,435       0.1%
*   Lionbridge Technologies, Inc.              4,810     26,696       0.0%
#*  Liquidity Services, Inc.                     101        945       0.0%
    Littelfuse, Inc.                           1,105    108,279       0.0%
*   Magnachip Semiconductor Corp.              1,541      8,445       0.0%
*   Manhattan Associates, Inc.                 2,100    110,376       0.0%
#   ManTech International Corp. Class A        1,887     55,157       0.0%
    Marchex, Inc. Class B                        700      2,975       0.0%
    Marvell Technology Group, Ltd.            14,497    203,103       0.1%
    MasterCard, Inc. Class A                  19,636  1,771,364       0.4%
    Maxim Integrated Products, Inc.            6,639    217,958       0.1%
    MAXIMUS, Inc.                              4,044    258,856       0.1%
#*  Maxwell Technologies, Inc.                   900      5,040       0.0%
    Mentor Graphics Corp.                      8,875    212,379       0.1%
*   Mercury Systems, Inc.                      1,795     24,789       0.0%
    Mesa Laboratories, Inc.                      200     16,978       0.0%
    Methode Electronics, Inc.                  1,700     72,182       0.0%
    Micrel, Inc.                               1,226     16,674       0.0%
#   Microchip Technology, Inc.                 5,382    256,479       0.1%
#*  Micron Technology, Inc.                   32,511    914,534       0.2%
*   Microsemi Corp.                            4,891    163,164       0.0%
    Microsoft Corp.                          168,492  8,195,451       1.7%
#   MKS Instruments, Inc.                      2,414     84,031       0.0%
#*  ModusLink Global Solutions, Inc.           3,900     13,650       0.0%
*   MoneyGram International, Inc.              2,059     15,957       0.0%
    Monolithic Power Systems, Inc.               810     41,982       0.0%
    Monotype Imaging Holdings, Inc.            1,550     50,236       0.0%
#*  Monster Worldwide, Inc.                    9,144     53,858       0.0%
    Motorola Solutions, Inc.                   4,827    288,413       0.1%
    MTS Systems Corp.                            834     58,864       0.0%
*   Multi-Fineline Electronix, Inc.              722     16,880       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Information Technology -- (Continued)
*   Nanometrics, Inc.                            527 $    8,147       0.0%
    National Instruments Corp.                 6,024    172,286       0.0%
    NCI, Inc. Class A                            100      1,020       0.0%
*   NCR Corp.                                  8,224    225,667       0.1%
    NetApp, Inc.                               7,487    271,404       0.1%
*   NETGEAR, Inc.                              1,577     47,736       0.0%
#*  Netscout Systems, Inc.                     1,935     79,529       0.0%
#*  NetSuite, Inc.                               849     81,139       0.0%
#*  NeuStar, Inc. Class A                      2,061     61,830       0.0%
*   Newport Corp.                              1,890     36,042       0.0%
    NIC, Inc.                                  1,200     20,400       0.0%
#*  Nuance Communications, Inc.               18,805    288,281       0.1%
    NVE Corp.                                    200     13,572       0.0%
    NVIDIA Corp.                              26,341    584,638       0.1%
*   OmniVision Technologies, Inc.              1,293     36,068       0.0%
*   ON Semiconductor Corp.                    19,904    229,294       0.1%
    Oracle Corp.                              61,587  2,686,425       0.6%
*   OSI Systems, Inc.                          1,045     70,234       0.0%
#*  Palo Alto Networks, Inc.                     600     88,632       0.0%
*   PAR Technology Corp.                         300      1,230       0.0%
    Park Electrochemical Corp.                   523     11,360       0.0%
    Paychex, Inc.                             14,162    685,299       0.2%
    PC Connection, Inc.                          346      8,404       0.0%
*   PDF Solutions, Inc.                          992     17,925       0.0%
    Pegasystems, Inc.                          3,865     83,252       0.0%
    Perceptron, Inc.                             200      2,436       0.0%
*   Perficient, Inc.                           1,665     34,349       0.0%
    Pericom Semiconductor Corp.                1,200     15,024       0.0%
*   Photronics, Inc.                           3,408     29,888       0.0%
#   Plantronics, Inc.                          1,928    102,705       0.0%
*   Plexus Corp.                               1,638     70,516       0.0%
*   PMC-Sierra, Inc.                           7,989     67,347       0.0%
*   Polycom, Inc.                              8,034    104,844       0.0%
    Power Integrations, Inc.                     500     24,745       0.0%
*   PRGX Global, Inc.                            400      1,696       0.0%
*   Progress Software Corp.                    2,023     53,407       0.0%
*   PTC, Inc.                                  5,460    209,336       0.1%
    QAD, Inc. Class A                            555     13,531       0.0%
*   QLIK Technologies, Inc.                    1,100     38,269       0.0%
*   QLogic Corp.                               6,373     93,683       0.0%
*   Qorvo, Inc.                                3,393    223,633       0.1%
    QUALCOMM, Inc.                            23,683  1,610,444       0.3%
*   Quantum Corp.                              6,863     13,795       0.0%
*   QuinStreet, Inc.                           1,510      8,199       0.0%
*   Qumu Corp.                                   208      2,872       0.0%
#*  Rackspace Hosting, Inc.                   11,575    623,892       0.1%
*   Radisys Corp.                                732      1,610       0.0%
#*  Rambus, Inc.                               4,500     62,280       0.0%
*   RealNetworks, Inc.                           971      6,379       0.0%
#*  RealPage, Inc.                             1,500     29,760       0.0%
*   Red Hat, Inc.                              3,304    248,659       0.1%
    Richardson Electronics, Ltd.                 500      4,440       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Information Technology -- (Continued)
#*  Rightside Group, Ltd.                       253 $  2,059       0.0%
*   Rofin-Sinar Technologies, Inc.            1,726   40,837       0.0%
*   Rogers Corp.                                581   42,245       0.0%
#*  Rosetta Stone, Inc.                       1,153    9,639       0.0%
#*  Rovi Corp.                                5,069   93,827       0.0%
*   Rudolph Technologies, Inc.                2,447   31,395       0.0%
*   Salesforce.com, Inc.                      5,907  430,148       0.1%
#   SanDisk Corp.                             4,328  289,716       0.1%
*   Sanmina Corp.                             5,967  121,309       0.0%
*   ScanSource, Inc.                          1,575   62,764       0.0%
    Science Applications International Corp.  2,245  112,475       0.0%
*   SciQuest, Inc.                              700   10,759       0.0%
*   Seachange International, Inc.             1,200    8,052       0.0%
#   Seagate Technology P.L.C.                 6,300  369,936       0.1%
*   Semtech Corp.                               991   23,080       0.0%
#*  ServiceNow, Inc.                          1,300   97,318       0.0%
#*  ServiceSource International, Inc.         5,005   17,868       0.0%
*   ShoreTel, Inc.                            2,672   18,597       0.0%
#*  Shutterstock, Inc.                          800   53,992       0.0%
*   Sigma Designs, Inc.                       1,300   10,387       0.0%
*   Silicon Laboratories, Inc.                2,076  107,267       0.0%
#   Skyworks Solutions, Inc.                  5,239  483,298       0.1%
*   SolarWinds, Inc.                          2,420  118,048       0.0%
    Solera Holdings, Inc.                     7,062  342,648       0.1%
*   Sonus Networks, Inc.                      1,682   13,321       0.0%
#*  Splunk, Inc.                              1,673  110,995       0.0%
    SS&C Technologies Holdings, Inc.          4,182  251,631       0.1%
*   Stamps.com, Inc.                            486   30,079       0.0%
#*  StarTek, Inc.                               200    1,651       0.0%
#*  Stratasys, Ltd.                           1,857   69,545       0.0%
#*  SunEdison, Inc.                           5,727  145,008       0.0%
*   SunPower Corp.                            1,361   43,811       0.0%
*   Super Micro Computer, Inc.                2,458   70,717       0.0%
*   support.com, Inc.                         1,000    1,580       0.0%
*   Sykes Enterprises, Inc.                   2,556   63,977       0.0%
    Symantec Corp.                           18,509  461,337       0.1%
#*  Synaptics, Inc.                           1,251  105,985       0.0%
#*  Synchronoss Technologies, Inc.            3,129  143,559       0.0%
    SYNNEX Corp.                              2,219  169,753       0.0%
*   Synopsys, Inc.                            5,359  251,230       0.1%
*   Syntel, Inc.                              3,910  176,028       0.0%
*   Tableau Software, Inc. Class A              500   48,920       0.0%
#*  Take-Two Interactive Software, Inc.       7,936  188,083       0.0%
    TE Connectivity, Ltd.                     4,796  319,174       0.1%
*   Tech Data Corp.                           2,199  123,958       0.0%
*   TechTarget, Inc.                          1,500   16,230       0.0%
*   TeleCommunication Systems, Inc. Class A     971    3,030       0.0%
*   Telenav, Inc.                             1,165    9,739       0.0%
    TeleTech Holdings, Inc.                   2,516   65,265       0.0%
#*  Teradata Corp.                            6,144  270,275       0.1%
#   Teradyne, Inc.                            7,077  129,155       0.0%
    Tessco Technologies, Inc.                   126    3,184       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Information Technology -- (Continued)
    Tessera Technologies, Inc.                2,694 $    97,280       0.0%
    Texas Instruments, Inc.                  15,376     833,533       0.2%
    TheStreet, Inc.                             700       1,260       0.0%
*   TiVo, Inc.                                3,523      38,929       0.0%
    Total System Services, Inc.               5,763     227,984       0.1%
#   Transact Technologies, Inc.                 300       1,536       0.0%
#*  Travelzoo, Inc.                             400       5,256       0.0%
*   Trimble Navigation, Ltd.                  4,453     113,240       0.0%
#*  TTM Technologies, Inc.                    7,917      74,024       0.0%
#*  Twitter, Inc.                             2,000      77,920       0.0%
*   Tyler Technologies, Inc.                    600      73,170       0.0%
#   Ubiquiti Networks, Inc.                     327       9,342       0.0%
*   Ultimate Software Group, Inc. (The)       1,151     191,319       0.1%
*   Ultra Clean Holdings, Inc.                  765       4,598       0.0%
#*  Ultratech, Inc.                           1,181      23,573       0.0%
*   Unisys Corp.                              2,386      51,943       0.0%
*   United Online, Inc.                         539       8,532       0.0%
#*  Unwired Planet, Inc.                      2,043       1,206       0.0%
*   Vantiv, Inc. Class A                     10,599     414,421       0.1%
#*  VASCO Data Security International, Inc.     600      15,252       0.0%
#*  Veeco Instruments, Inc.                   2,842      83,867       0.0%
#*  VeriFone Systems, Inc.                    3,834     137,142       0.0%
*   Verint Systems, Inc.                      2,381     146,265       0.0%
#*  VeriSign, Inc.                            1,924     122,193       0.0%
#*  ViaSat, Inc.                              2,264     136,112       0.0%
*   Viasystems Group, Inc.                      156       2,774       0.0%
*   Video Display Corp.                          37          57       0.0%
*   Virtusa Corp.                             1,004      39,959       0.0%
    Visa, Inc. Class A                       26,120   1,725,226       0.4%
#   Vishay Intertechnology, Inc.              7,658      97,103       0.0%
*   Vishay Precision Group, Inc.                335       4,780       0.0%
*   VMware, Inc. Class A                        700      61,670       0.0%
#*  Web.com Group, Inc.                       1,200      22,044       0.0%
#*  WebMD Health Corp.                        1,853      81,810       0.0%
*   Westell Technologies, Inc. Class A          700         840       0.0%
    Western Digital Corp.                     7,142     698,059       0.2%
#   Western Union Co. (The)                  13,020     264,046       0.1%
*   WEX, Inc.                                 1,550     174,700       0.0%
#*  Workday, Inc. Class A                       600      54,726       0.0%
*   Xcerra Corp.                              2,281      22,422       0.0%
    Xerox Corp.                              48,791     561,096       0.1%
    Xilinx, Inc.                              6,194     268,572       0.1%
*   XO Group, Inc.                              950      15,447       0.0%
*   Yahoo!, Inc.                              7,763     330,432       0.1%
#*  Yelp, Inc.                                  650      25,604       0.0%
*   Zebra Technologies Corp. Class A          2,039     187,751       0.0%
#*  Zillow Group, Inc. Class A                  300      29,292       0.0%
*   Zix Corp.                                 1,205       5,133       0.0%
#*  Zynga, Inc. Class A                      12,542      30,728       0.0%
                                                    -----------      ----
Total Information Technology                         90,510,443      18.6%
                                                    -----------      ----

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Materials -- (4.3%)
    A Schulman, Inc.                           1,631 $   69,236       0.0%
#*  AEP Industries, Inc.                         179      8,968       0.0%
    Air Products & Chemicals, Inc.             2,654    380,663       0.1%
    Airgas, Inc.                               1,600    162,048       0.0%
#   Albemarle Corp.                            4,212    251,456       0.1%
    Alcoa, Inc.                               15,867    212,935       0.1%
#   Allegheny Technologies, Inc.               4,175    141,908       0.0%
*   AM Castle & Co.                              956      3,748       0.0%
#   American Vanguard Corp.                    1,982     21,624       0.0%
    Ampco-Pittsburgh Corp.                       957     15,302       0.0%
    Aptargroup, Inc.                           2,590    160,761       0.0%
    Ashland, Inc.                                865    109,301       0.0%
    Avery Dennison Corp.                       9,804    545,004       0.1%
    Axiall Corp.                               2,225     90,780       0.0%
    Balchem Corp.                              1,534     80,412       0.0%
    Ball Corp.                                 4,957    363,893       0.1%
    Bemis Co., Inc.                            9,698    436,410       0.1%
*   Berry Plastics Group, Inc.                 5,613    192,077       0.1%
*   Boise Cascade Co.                          1,718     59,615       0.0%
    Cabot Corp.                                2,600    111,124       0.0%
    Calgon Carbon Corp.                        3,022     67,058       0.0%
    Carpenter Technology Corp.                 1,884     81,483       0.0%
    Celanese Corp. Series A                    4,162    276,190       0.1%
*   Century Aluminum Co.                       3,446     44,419       0.0%
    CF Industries Holdings, Inc.               2,522    724,999       0.2%
    Chase Corp.                                  200      7,162       0.0%
*   Chemtura Corp.                             5,599    168,698       0.0%
*   Clearwater Paper Corp.                     1,793    114,698       0.0%
    Commercial Metals Co.                      6,154    102,156       0.0%
    Compass Minerals International, Inc.       2,479    218,970       0.1%
*   Core Molding Technologies, Inc.              600     13,128       0.0%
*   Crown Holdings, Inc.                       2,584    140,208       0.0%
    Cytec Industries, Inc.                     3,350    185,222       0.1%
#   Deltic Timber Corp.                          200     12,800       0.0%
    Domtar Corp.                               3,600    155,592       0.0%
    Dow Chemical Co. (The)                    19,924  1,016,124       0.2%
    Eagle Materials, Inc.                      2,200    183,458       0.1%
    Eastman Chemical Co.                       4,237    322,944       0.1%
    Ecolab, Inc.                               7,184    804,464       0.2%
    EI du Pont de Nemours & Co.               11,226    821,743       0.2%
*   Ferro Corp.                                4,222     56,955       0.0%
#*  Flotek Industries, Inc.                    1,507     21,535       0.0%
    FMC Corp.                                  2,888    171,287       0.0%
    Freeport-McMoRan, Inc.                    30,880    718,578       0.2%
    FutureFuel Corp.                           1,448     15,740       0.0%
    Globe Specialty Metals, Inc.               2,247     44,760       0.0%
    Graphic Packaging Holding Co.             20,693    291,771       0.1%
    Greif, Inc. Class A                          948     38,641       0.0%
#   Greif, Inc. Class B                          337     16,109       0.0%
*   Handy & Harman, Ltd.                         400     14,172       0.0%
    Hawkins, Inc.                                400     15,780       0.0%
    Haynes International, Inc.                   300     13,341       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Materials -- (Continued)
    HB Fuller Co.                              1,153 $   48,161       0.0%
*   Headwaters, Inc.                           2,299     40,416       0.0%
#   Hecla Mining Co.                          16,958     51,213       0.0%
#*  Horsehead Holding Corp.                    1,695     25,340       0.0%
    Huntsman Corp.                             7,232    166,698       0.0%
    Innophos Holdings, Inc.                      880     46,499       0.0%
    Innospec, Inc.                             1,338     58,471       0.0%
    International Flavors & Fragrances, Inc.   1,224    140,454       0.0%
    International Paper Co.                   11,277    605,800       0.1%
*   Intrepid Potash, Inc.                      2,295     28,756       0.0%
    Kaiser Aluminum Corp.                        650     52,241       0.0%
    KapStone Paper and Packaging Corp.         7,197    201,156       0.1%
    KMG Chemicals, Inc.                          300      8,784       0.0%
    Koppers Holdings, Inc.                       798     17,939       0.0%
*   Kraton Performance Polymers, Inc.          1,647     37,123       0.0%
    Kronos Worldwide, Inc.                     3,307     44,479       0.0%
#*  Louisiana-Pacific Corp.                    5,924     90,282       0.0%
*   LSB Industries, Inc.                       1,305     55,345       0.0%
    LyondellBasell Industries NV Class A       9,547    988,306       0.2%
    Martin Marietta Materials, Inc.            1,976    281,876       0.1%
    Materion Corp.                               900     35,991       0.0%
#*  McEwen Mining, Inc.                        2,598      2,598       0.0%
    MeadWestvaco Corp.                         7,235    353,068       0.1%
*   Mercer International, Inc.                 2,958     42,299       0.0%
    Minerals Technologies, Inc.                2,000    135,460       0.0%
    Monsanto Co.                              11,386  1,297,549       0.3%
    Mosaic Co. (The)                          10,553    464,332       0.1%
    Myers Industries, Inc.                     2,331     37,692       0.0%
    Neenah Paper, Inc.                         1,336     80,788       0.0%
#   NewMarket Corp.                              400    178,760       0.0%
    Newmont Mining Corp.                      10,941    289,827       0.1%
    Noranda Aluminum Holding Corp.             2,079      6,944       0.0%
    Nucor Corp.                                7,036    343,779       0.1%
    Olin Corp.                                 2,121     62,633       0.0%
#   Olympic Steel, Inc.                          300      3,285       0.0%
    OM Group, Inc.                             1,454     43,678       0.0%
*   OMNOVA Solutions, Inc.                     2,800     22,372       0.0%
*   Owens-Illinois, Inc.                       9,307    222,530       0.1%
    Packaging Corp. of America                 3,298    228,189       0.1%
    PH Glatfelter Co.                          1,455     36,084       0.0%
    PolyOne Corp.                              3,692    144,173       0.0%
    PPG Industries, Inc.                       1,605    355,604       0.1%
    Praxair, Inc.                              5,952    725,727       0.2%
    Quaker Chemical Corp.                        514     42,775       0.0%
#   Rayonier Advanced Materials, Inc.            700     11,697       0.0%
    Reliance Steel & Aluminum Co.              2,537    164,195       0.0%
#*  Rentech, Inc.                              6,215      7,458       0.0%
*   Resolute Forest Products, Inc.             4,845     74,710       0.0%
    Rock-Tenn Co. Class A                      6,204    390,728       0.1%
#   Royal Gold, Inc.                           1,745    112,605       0.0%
    RPM International, Inc.                    6,900    328,026       0.1%
*   RTI International Metals, Inc.             1,965     73,982       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Materials -- (Continued)
    Schnitzer Steel Industries, Inc.
      Class A                                 1,515 $    26,391       0.0%
    Schweitzer-Mauduit International, Inc.    1,300      57,473       0.0%
    Scotts Miracle-Gro Co. (The) Class A      2,801     180,693       0.0%
    Sealed Air Corp.                         11,732     534,979       0.1%
    Sensient Technologies Corp.                 800      52,288       0.0%
    Sherwin-Williams Co. (The)                1,849     514,022       0.1%
    Sigma-Aldrich Corp.                       2,000     277,840       0.1%
    Silgan Holdings, Inc.                     2,973     160,156       0.0%
    Sonoco Products Co.                       3,316     148,192       0.0%
#   Southern Copper Corp.                     2,150      70,047       0.0%
    Steel Dynamics, Inc.                     10,875     240,664       0.1%
    Stepan Co.                                  766      39,012       0.0%
#*  Stillwater Mining Co.                     4,770      64,061       0.0%
    SunCoke Energy, Inc.                      2,725      47,769       0.0%
    Synalloy Corp.                              300       4,431       0.0%
    TimkenSteel Corp.                         1,450      42,326       0.0%
*   Trecora Resources                           500       6,000       0.0%
    Tredegar Corp.                              811      16,601       0.0%
    Tronox, Ltd. Class A                      1,900      39,805       0.0%
#   United States Lime & Minerals, Inc.         200      13,200       0.0%
#   United States Steel Corp.                 3,623      87,025       0.0%
*   Universal Stainless & Alloy Products,
      Inc.                                      400       8,400       0.0%
*   US Concrete, Inc.                           683      24,793       0.0%
    Valhi, Inc.                               1,335       8,718       0.0%
    Valspar Corp. (The)                       3,600     291,960       0.1%
    Vulcan Materials Co.                      3,627     310,181       0.1%
#   Wausau Paper Corp.                        2,700      25,164       0.0%
    Westlake Chemical Corp.                   1,400     109,172       0.0%
#   Worthington Industries, Inc.              4,500     121,635       0.0%
*   WR Grace & Co.                              362      35,013       0.0%
    Zep, Inc.                                   611      12,147       0.0%
                                                    -----------       ---
Total Materials                                      23,176,485       4.8%
                                                    -----------       ---
Real Estate Investment Trusts -- (0.0%)
    CareTrust REIT, Inc.                        992      12,390       0.0%
*   Communications Sales & Leasing, Inc.      7,623     229,288       0.0%
                                                    -----------       ---
Total Real Estate Investment Trusts                     241,678       0.0%
                                                    -----------       ---
Telecommunication Services -- (2.4%)
#*  8x8, Inc.                                 1,108       9,673       0.0%
*   Alaska Communications Systems Group,
      Inc.                                    2,700       6,156       0.0%
    AT&T, Inc.                              169,409   5,868,328       1.2%
    Atlantic Tele-Network, Inc.               1,000      66,020       0.0%
#*  Boingo Wireless, Inc.                     2,087      17,239       0.0%
    CenturyLink, Inc.                        13,121     471,831       0.1%
*   Cincinnati Bell, Inc.                    15,134      51,910       0.0%
    Cogent Communications Holdings, Inc.      2,466      86,285       0.0%
#   Consolidated Communications Holdings,
      Inc.                                    3,520      74,166       0.0%
#   Frontier Communications Corp.            60,159     412,691       0.1%
*   General Communication, Inc. Class A       2,200      34,892       0.0%
*   Hawaiian Telcom Holdco, Inc.                633      16,673       0.0%
    IDT Corp. Class B                         2,278      38,794       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Telecommunication Services -- (Continued)
    Inteliquent, Inc.                         2,921 $    55,528       0.0%
#*  Intelsat SA                               2,158      27,169       0.0%
#*  Iridium Communications, Inc.              3,706      37,690       0.0%
*   Level 3 Communications, Inc.              9,027     504,970       0.1%
    Lumos Networks Corp.                      1,900      26,866       0.0%
#   NTELOS Holdings Corp.                       502       2,917       0.0%
#*  ORBCOMM, Inc.                             2,700      16,254       0.0%
*   Premiere Global Services, Inc.            3,346      34,163       0.0%
*   SBA Communications Corp. Class A          5,201     602,380       0.1%
    Shenandoah Telecommunications Co.         2,317      79,844       0.0%
    Spok Holdings, Inc.                         810      15,248       0.0%
#*  Sprint Corp.                             19,389      99,466       0.0%
#*  Straight Path Communications, Inc.
      Class B                                   422       8,820       0.0%
*   T-Mobile US, Inc.                         3,521     119,855       0.1%
    Telephone & Data Systems, Inc.            6,089     162,637       0.1%
#*  United States Cellular Corp.              1,091      40,291       0.0%
    Verizon Communications, Inc.             71,413   3,602,072       0.8%
*   Vonage Holdings Corp.                    14,064      65,116       0.0%
*   Windstream Holdings, Inc.                 6,352      74,193       0.0%
                                                    -----------       ---
Total Telecommunication Services                     12,730,137       2.6%
                                                    -----------       ---
Utilities -- (2.8%)
    AES Corp.                                14,854     196,816       0.0%
    AGL Resources, Inc.                       6,347     319,064       0.1%
    ALLETE, Inc.                              2,318     116,595       0.0%
    Alliant Energy Corp.                      2,236     135,211       0.0%
    Ameren Corp.                              3,900     159,666       0.0%
    American Electric Power Co., Inc.         6,991     397,578       0.1%
    American States Water Co.                 1,600      61,424       0.0%
    American Water Works Co., Inc.            2,782     151,675       0.0%
#   Aqua America, Inc.                        8,228     220,675       0.1%
    Artesian Resources Corp. Class A            200       4,308       0.0%
    Atmos Energy Corp.                        3,068     165,672       0.0%
#   Avista Corp.                              2,849      92,934       0.0%
    Black Hills Corp.                         2,420     119,282       0.0%
    California Water Service Group            1,750      41,773       0.0%
*   Calpine Corp.                            13,700     298,797       0.1%
    CenterPoint Energy, Inc.                  5,050     105,899       0.0%
    Chesapeake Utilities Corp.                  980      46,824       0.0%
    Cleco Corp.                               2,137     116,146       0.0%
    CMS Energy Corp.                          7,702     261,329       0.1%
    Connecticut Water Service, Inc.             367      13,212       0.0%
#   Consolidated Edison, Inc.                 4,673     287,623       0.1%
    Consolidated Water Co., Ltd.                163       1,958       0.0%
#   Delta Natural Gas Co., Inc.                 149       2,935       0.0%
    Dominion Resources, Inc.                  9,778     700,887       0.2%
    DTE Energy Co.                            3,343     266,203       0.1%
    Duke Energy Corp.                         7,539     584,800       0.1%
*   Dynegy, Inc.                              3,594     119,572       0.0%
    Edison International                      5,300     322,982       0.1%
    El Paso Electric Co.                      2,820     104,932       0.0%
    Empire District Electric Co. (The)        2,831      66,727       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                SHARES  VALUE+  OF NET ASSETS**
                                                ------ -------- ---------------
Utilities -- (Continued)
    Entergy Corp.                                3,142 $242,500       0.1%
    Eversource Energy                            6,199  302,263       0.1%
#   Exelon Corp.                                13,621  463,386       0.1%
    FirstEnergy Corp.                           11,365  408,117       0.1%
    Gas Natural, Inc.                              400    4,000       0.0%
    Genie Energy, Ltd. Class B                     400    5,696       0.0%
    Great Plains Energy, Inc.                    8,923  233,604       0.1%
    Hawaiian Electric Industries, Inc.           4,762  149,051       0.0%
#   IDACORP, Inc.                                2,168  130,795       0.0%
    Integrys Energy Group, Inc.                  2,881  210,601       0.1%
    ITC Holdings Corp.                          11,012  396,432       0.1%
#   Laclede Group, Inc. (The)                    2,894  150,285       0.0%
    MDU Resources Group, Inc.                    8,818  196,553       0.0%
    MGE Energy, Inc.                             2,230   92,500       0.0%
#   Middlesex Water Co.                            700   15,939       0.0%
#   National Fuel Gas Co.                        2,149  138,503       0.0%
    New Jersey Resources Corp.                   4,600  140,346       0.0%
    NextEra Energy, Inc.                         5,589  564,098       0.1%
    NiSource, Inc.                               6,820  296,124       0.1%
#   Northwest Natural Gas Co.                    1,348   62,952       0.0%
    NorthWestern Corp.                           1,317   68,603       0.0%
    NRG Energy, Inc.                             9,096  229,583       0.1%
#   NRG Yield, Inc. Class A                      1,774   87,281       0.0%
#   OGE Energy Corp.                             3,490  114,053       0.0%
    ONE Gas, Inc.                                2,102   88,221       0.0%
    Ormat Technologies, Inc.                     3,261  119,320       0.0%
#   Otter Tail Corp.                             1,233   36,879       0.0%
    Pepco Holdings, Inc.                         5,707  148,268       0.0%
    PG&E Corp.                                   7,001  370,493       0.1%
    Piedmont Natural Gas Co., Inc.               5,546  207,642       0.1%
    Pinnacle West Capital Corp.                  3,100  189,720       0.0%
    PNM Resources, Inc.                          4,132  114,787       0.0%
#   Portland General Electric Co.                5,094  179,105       0.0%
    PPL Corp.                                    6,348  216,022       0.1%
    Public Service Enterprise Group, Inc.        4,700  195,238       0.0%
    Questar Corp.                               12,851  301,228       0.1%
#   SCANA Corp.                                  3,331  176,476       0.0%
    Sempra Energy                                3,146  334,011       0.1%
    SJW Corp.                                    1,520   44,460       0.0%
    South Jersey Industries, Inc.                2,425  127,919       0.0%
    Southern Co. (The)                           5,904  261,547       0.1%
    Southwest Gas Corp.                          2,561  140,855       0.0%
    TECO Energy, Inc.                            9,779  185,312       0.0%
    UGI Corp.                                   10,017  348,692       0.1%
#   UIL Holdings Corp.                           1,864   92,976       0.0%
    Unitil Corp.                                   900   30,780       0.0%
#   Vectren Corp.                                4,733  204,324       0.1%
#   Westar Energy, Inc.                          6,841  257,564       0.1%
    WGL Holdings, Inc.                           1,801   99,073       0.0%
#   Wisconsin Energy Corp.                       4,200  206,304       0.1%
    Xcel Energy, Inc.                            4,400  149,204       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Utilities -- (Continued)
#      York Water Co. (The)                    300 $      7,548        0.0%
                                                   ------------      -----
Total Utilities                                      15,020,732        3.1%
                                                   ------------      -----
TOTAL COMMON STOCKS                                 485,552,663       99.8%
                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Community Health Systems, Inc.
         Rights 01/04/16                    11,318          182        0.0%
(o)*   Furiex Pharmaceuticals
         Contingent Value Rights               175        1,710        0.0%
(o)*   Leap Wireless International,
         Inc. Contingent Value Rights        1,800        4,536        0.0%
(o)#*  Magnum Hunter Resources Corp.
         Warrants 04/15/16                     358           --        0.0%
(o)*   Safeway Casa Ley Contingent
         Value Rights                       10,882       11,044        0.0%
(o)*   Safeway PDC, LLC Contingent
         Value Rights                       10,882          531        0.0%
                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                    18,003        0.0%
                                                   ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.5%)
       State Street Institutional
         Liquid Reserves, 0.098%         2,638,818    2,638,818        0.5%
                                                   ------------      -----
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@   DFA Short Term Investment Fund    4,202,144   48,618,801       10.0%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $391,380,610)                              $536,828,285      110.3%
                                                   ============      =====

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary         $ 75,785,066          --   --    $ 75,785,066
   Consumer Staples                 36,370,691          --   --      36,370,691
   Energy                           37,545,255          --   --      37,545,255
   Financials                       70,422,529          --   --      70,422,529
   Health Care                      58,947,870          --   --      58,947,870
   Industrials                      64,801,777          --   --      64,801,777
   Information Technology           90,510,443          --   --      90,510,443
   Materials                        23,176,485          --   --      23,176,485
   Real Estate Investment Trusts       241,678          --   --         241,678
   Telecommunication Services       12,730,137          --   --      12,730,137
   Utilities                        15,020,732          --   --      15,020,732
Rights/Warrants                             -- $    18,003   --          18,003
Temporary Cash Investments           2,638,818          --   --       2,638,818
Securities Lending Collateral               --  48,618,801   --      48,618,801
                                  ------------ -----------   --    ------------
TOTAL                             $488,191,481 $48,636,804   --    $536,828,285
                                  ============ ===========   ==    ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
COMMON STOCKS -- (90.7%)

AUSTRALIA -- (4.9%)
    Adelaide Brighton, Ltd.                   23,834 $   84,908       0.0%
    AGL Energy, Ltd.                          11,416    136,954       0.1%
    Ainsworth Game Technology, Ltd.           13,420     29,595       0.0%
#   ALS, Ltd.                                 19,162     79,148       0.0%
    Alumina, Ltd.                            115,807    140,526       0.1%
    Amalgamated Holdings, Ltd.                 2,408     23,790       0.0%
#   Amcom Telecommunications, Ltd.            10,489     19,008       0.0%
    Amcor, Ltd.                               32,384    344,763       0.1%
    AMP, Ltd.                                115,894    587,058       0.2%
    Ansell, Ltd.                               7,476    153,857       0.1%
    AP Eagers, Ltd.                            1,880     13,228       0.0%
#   APA Group                                 43,755    330,919       0.1%
*   APN News & Media, Ltd.                    17,146     12,742       0.0%
#*  Aquarius Platinum, Ltd.                   11,448      1,557       0.0%
    ARB Corp., Ltd.                            2,584     25,626       0.0%
    Aristocrat Leisure, Ltd.                  18,229    119,151       0.0%
    Arrium, Ltd.                              76,376     10,417       0.0%
    Asciano, Ltd.                             48,136    250,111       0.1%
    ASX, Ltd.                                  2,931     97,358       0.0%
#   Atlas Iron, Ltd.                          28,989      2,753       0.0%
    Ausdrill, Ltd.                             7,076      2,483       0.0%
*   Ausenco, Ltd.                              2,832        636       0.0%
#   AusNet Services                           63,278     73,580       0.0%
    Australia & New Zealand Banking Group,
      Ltd.                                    40,877  1,093,781       0.3%
    Australian Pharmaceutical Industries,
      Ltd.                                    40,511     53,585       0.0%
    Automotive Holdings Group, Ltd.            7,271     24,461       0.0%
*   AWE, Ltd.                                 21,571     24,270       0.0%
#   Bank of Queensland, Ltd.                   9,307     95,573       0.0%
#   BC Iron, Ltd.                              2,827        939       0.0%
    Beach Energy, Ltd.                        67,407     58,797       0.0%
#   Bega Cheese, Ltd.                          6,210     23,672       0.0%
#   Bendigo & Adelaide Bank, Ltd.             22,505    214,226       0.1%
    BHP Billiton, Ltd.                        29,083    742,674       0.2%
#   BHP Billiton, Ltd. Sponsored ADR           9,527    488,640       0.1%
*   Billabong International, Ltd.             38,404     18,789       0.0%
    Blackmores, Ltd.                             403     20,290       0.0%
    BlueScope Steel, Ltd.                     18,055     49,679       0.0%
    Boral, Ltd.                               42,438    211,400       0.1%
#   Bradken, Ltd.                              7,516     13,518       0.0%
    Brambles, Ltd.                            52,863    450,586       0.1%
#   Breville Group, Ltd.                       3,217     19,473       0.0%
    Brickworks, Ltd.                           2,934     33,924       0.0%
#   Cabcharge Australia, Ltd.                  4,103     14,618       0.0%
    Caltex Australia, Ltd.                     7,125    198,715       0.1%
#   Cardno, Ltd.                               7,791     21,164       0.0%
#   carsales.com, Ltd.                         7,769     58,037       0.0%
#   Cash Converters International, Ltd.       25,015     17,029       0.0%
    Cedar Woods Properties, Ltd.               2,172      9,186       0.0%
#   CIMIC Group, Ltd.                          2,943     48,735       0.0%
*   Coal of Africa, Ltd.                       2,428         94       0.0%
    Coca-Cola Amatil, Ltd.                    18,161    147,027       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
AUSTRALIA -- (Continued)
    Cochlear, Ltd.                            2,129 $  140,189       0.1%
    Commonwealth Bank of Australia           15,462  1,082,293       0.3%
    Computershare, Ltd.                      13,373    129,724       0.0%
    Crown Resorts, Ltd.                       5,061     51,824       0.0%
    CSL, Ltd.                                 6,894    494,185       0.1%
    CSR, Ltd.                                19,181     55,127       0.0%
    Decmil Group, Ltd.                       10,092      9,176       0.0%
    Domino's Pizza Enterprises, Ltd.          2,386     68,671       0.0%
    Downer EDI, Ltd.                         16,058     55,839       0.0%
*   Drillsearch Energy, Ltd.                 23,451     22,311       0.0%
    DuluxGroup, Ltd.                         21,206    105,768       0.0%
    Echo Entertainment Group, Ltd.           28,783    102,771       0.0%
*   Emeco Holdings, Ltd.                     18,108      1,421       0.0%
*   Energy Resources of Australia, Ltd.       5,657      5,993       0.0%
#   Equity Trustees, Ltd.                       700     12,072       0.0%
    Evolution Mining, Ltd.                   15,680     12,512       0.0%
    Fairfax Media, Ltd.                      78,167     64,317       0.0%
#   Flight Centre Travel Group, Ltd.          2,265     77,460       0.0%
#   Fortescue Metals Group, Ltd.             39,631     66,949       0.0%
#   G8 Education, Ltd.                       10,497     29,792       0.0%
#   GrainCorp, Ltd. Class A                   4,641     36,179       0.0%
    GUD Holdings, Ltd.                        7,446     46,528       0.0%
#   GWA Group, Ltd.                           8,700     17,114       0.0%
    Hansen Technologies, Ltd.                 3,445      6,036       0.0%
#   Harvey Norman Holdings, Ltd.             14,320     49,662       0.0%
    Hills, Ltd.                               5,399      2,903       0.0%
*   Horizon Oil, Ltd.                        50,760      4,810       0.0%
#   iiNET, Ltd.                               7,010     54,829       0.0%
#   Iluka Resources, Ltd.                    10,569     67,349       0.0%
*   Imdex, Ltd.                              11,826      3,171       0.0%
    IMF Bentham, Ltd.                         7,011     10,328       0.0%
    Incitec Pivot, Ltd.                      78,041    245,089       0.1%
    Independence Group NL                    16,382     76,443       0.0%
*   Infigen Energy                           28,218      6,798       0.0%
    Infomedia, Ltd.                          21,693     21,342       0.0%
    Insurance Australia Group, Ltd.          46,930    215,081       0.1%
#   Invocare, Ltd.                            3,621     38,266       0.0%
#   IOOF Holdings, Ltd.                       1,869     14,828       0.0%
    Iress, Ltd.                               2,807     23,020       0.0%
    James Hardie Industries P.L.C.           18,052    207,338       0.1%
#   JB Hi-Fi, Ltd.                            2,539     39,220       0.0%
    Lend Lease Group                         20,727    261,891       0.1%
    M2 Group, Ltd.                            4,609     39,885       0.0%
*   Macmahon Holdings, Ltd.                  77,872      2,659       0.0%
    Macquarie Atlas Roads Group               5,778     14,813       0.0%
    Macquarie Group, Ltd.                    11,122    681,486       0.2%
    Magellan Financial Group, Ltd.            3,755     58,933       0.0%
*   Mayne Pharma Group, Ltd.                 46,053     39,218       0.0%
    McMillan Shakespeare, Ltd.                2,558     23,351       0.0%
    McPherson's, Ltd.                         5,484      4,745       0.0%
#   Metcash, Ltd.                            40,087     41,845       0.0%
#   Mineral Resources, Ltd.                   7,657     38,927       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
AUSTRALIA -- (Continued)
#   Monadelphous Group, Ltd.                  2,454 $   19,125       0.0%
    Mount Gibson Iron, Ltd.                  33,294      5,311       0.0%
#   Myer Holdings, Ltd.                      19,907     21,748       0.0%
    National Australia Bank, Ltd.            47,352  1,371,095       0.4%
#   Navitas, Ltd.                             9,213     33,530       0.0%
    New Hope Corp., Ltd.                      4,695      8,083       0.0%
*   Newcrest Mining, Ltd.                    15,510    173,859       0.1%
    NIB Holdings, Ltd.                       20,748     59,821       0.0%
    Northern Star Resources, Ltd.            23,514     41,817       0.0%
#   NRW Holdings, Ltd.                        1,833        274       0.0%
    Nufarm, Ltd.                             10,498     60,168       0.0%
    Oil Search, Ltd.                         19,858    126,070       0.0%
#   Orica, Ltd.                              10,007    158,588       0.1%
    Origin Energy, Ltd.                      35,518    355,027       0.1%
    Orora, Ltd.                              17,823     31,010       0.0%
    OZ Minerals, Ltd.                         8,864     32,632       0.0%
    OzForex Group, Ltd.                      11,900     21,253       0.0%
#   Pacific Brands, Ltd.                     11,725      4,010       0.0%
#*  Paladin Energy, Ltd.                     41,883     11,476       0.0%
#   PanAust, Ltd.                            20,455     27,953       0.0%
    Panoramic Resources, Ltd.                 2,242        915       0.0%
    Peet, Ltd.                                8,746      7,887       0.0%
    Perpetual, Ltd.                           1,371     58,386       0.0%
*   Perseus Mining, Ltd.                     15,258      4,704       0.0%
    Platinum Asset Management, Ltd.          10,020     59,632       0.0%
    Premier Investments, Ltd.                 5,059     50,979       0.0%
#   Primary Health Care, Ltd.                16,607     65,000       0.0%
    Prime Media Group, Ltd.                     500        338       0.0%
    Programmed Maintenance Services, Ltd.     4,628     10,223       0.0%
*   Qantas Airways, Ltd.                     56,847    151,949       0.1%
    QBE Insurance Group, Ltd.                 9,534    102,831       0.0%
*   Ramelius Resources, Ltd.                 11,028      1,192       0.0%
    Ramsay Health Care, Ltd.                  1,882     92,776       0.0%
    RCR Tomlinson, Ltd.                       8,195     12,124       0.0%
    REA Group, Ltd.                           2,140     79,598       0.0%
    Recall Holdings, Ltd.                     3,241     18,614       0.0%
#*  Regis Resources, Ltd.                     6,914      6,915       0.0%
*   Resolute Mining, Ltd.                    19,030      5,133       0.0%
    Retail Food Group, Ltd.                   6,440     35,266       0.0%
    Rio Tinto, Ltd.                           6,061    273,213       0.1%
    SAI Global, Ltd.                          7,061     21,966       0.0%
    Sandfire Resources NL                     6,712     25,969       0.0%
    Santos, Ltd.                             36,676    238,847       0.1%
*   Saracen Mineral Holdings, Ltd.           69,740     25,250       0.0%
    Seek, Ltd.                                3,431     43,885       0.0%
*   Senex Energy, Ltd.                       26,881      8,515       0.0%
#   Seven Group Holdings, Ltd.                2,254     13,048       0.0%
    Seven West Media, Ltd.                   34,700     34,574       0.0%
    Sigma Pharmaceuticals, Ltd.              20,948     14,362       0.0%
*   Silex Systems, Ltd.                       1,748        725       0.0%
*   Silver Lake Resources, Ltd.               2,487        350       0.0%
#   Sims Metal Management, Ltd.              12,157    103,614       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
AUSTRALIA -- (Continued)
    Sims Metal Management, Ltd. Sponsored
      ADR                                       819 $     6,896       0.0%
#   Slater & Gordon, Ltd.                    11,800      59,088       0.0%
#   SMS Management & Technology, Ltd.         9,090      23,470       0.0%
    Sonic Healthcare, Ltd.                    6,094      95,505       0.0%
    Southern Cross Media Group, Ltd.         17,971      15,152       0.0%
    Spark Infrastructure Group               50,829      78,165       0.0%
#*  St Barbara, Ltd.                         15,052       4,731       0.0%
    STW Communications Group, Ltd.           25,450      12,926       0.0%
    Suncorp Group, Ltd.                      34,571     357,512       0.1%
*   Sundance Energy Australia, Ltd.          25,130      11,867       0.0%
#   Super Retail Group, Ltd.                  3,025      23,548       0.0%
    Sydney Airport                           19,553      83,062       0.0%
    Tabcorp Holdings, Ltd.                   21,919      84,206       0.0%
    Tassal Group, Ltd.                        9,649      24,619       0.0%
    Tatts Group, Ltd.                        52,580     167,490       0.1%
    Technology One, Ltd.                     10,734      32,957       0.0%
    Telstra Corp., Ltd.                      94,608     465,065       0.1%
#*  Ten Network Holdings, Ltd.               46,073       7,455       0.0%
#   TFS Corp., Ltd.                           2,886       3,795       0.0%
#*  Tiger Resources, Ltd.                    28,928       1,337       0.0%
    Toll Holdings, Ltd.                      13,954      98,763       0.0%
    Tox Free Solutions, Ltd.                  9,194      21,955       0.0%
#   TPG Telecom, Ltd.                        17,780     124,741       0.0%
*   Transfield Services, Ltd.                16,298      18,491       0.0%
    Transpacific Industries Group, Ltd.      22,650      13,671       0.0%
    Transurban Group                         35,036     273,915       0.1%
    Treasury Wine Estates, Ltd.              32,715     143,480       0.1%
#   UGL, Ltd.                                 3,425       4,706       0.0%
    UXC, Ltd.                                25,057      14,863       0.0%
#   Village Roadshow, Ltd.                    3,334      14,793       0.0%
*   Virgin Australia Holdings, Ltd.
      (B43DQC7)                              53,802      21,678       0.0%
    Wesfarmers, Ltd.                         20,316     700,279       0.2%
    Western Areas, Ltd.                      11,117      32,269       0.0%
    Westpac Banking Corp.                     7,546     216,802       0.1%
    Westpac Banking Corp. Sponsored ADR      13,060     376,912       0.1%
#*  Whitehaven Coal, Ltd.                     5,539       7,220       0.0%
    Woodside Petroleum, Ltd.                 28,895     796,843       0.2%
    Woolworths, Ltd.                         32,428     752,901       0.2%
#   WorleyParsons, Ltd.                       4,344      39,876       0.0%
                                                    -----------       ---
TOTAL AUSTRALIA                                      21,040,165       5.3%
                                                    -----------       ---
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                       20       1,820       0.0%
    Andritz AG                                4,378     256,317       0.1%
    Atrium European Real Estate, Ltd.            80         393       0.0%
    Austria Technologie & Systemtechnik AG      919      14,590       0.0%
    BUWOG AG                                    916      18,521       0.0%
    CA Immobilien Anlagen AG                    143       2,595       0.0%
#   Conwert Immobilien Invest SE              2,303      29,115       0.0%
    DO & CO AG                                  185      13,682       0.0%
    Erste Group Bank AG                      12,252     345,918       0.1%
    EVN AG                                    1,917      21,814       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
AUSTRIA -- (Continued)
    Flughafen Wien AG                            12 $    1,082       0.0%
*   IMMOFINANZ AG                            11,977     36,030       0.0%
    Lenzing AG                                  689     46,945       0.0%
    Mayr Melnhof Karton AG                      425     49,303       0.0%
#   Oesterreichische Post AG                  1,586     77,175       0.0%
    OMV AG                                    5,954    198,171       0.1%
    Palfinger AG                                699     21,020       0.0%
#   Raiffeisen Bank International AG            322      5,345       0.0%
    Rosenbauer International AG                 124     11,823       0.0%
    S IMMO AG                                 1,401     13,106       0.0%
    Schoeller-Bleckmann Oilfield Equipment
      AG                                        340     23,969       0.0%
#   Semperit AG Holding                         381     17,423       0.0%
    Strabag SE                                  447     10,426       0.0%
    UNIQA Insurance Group AG                  3,890     38,212       0.0%
#   Verbund AG                                5,476     92,655       0.1%
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe                     1,109     44,132       0.0%
    Voestalpine AG                            8,073    338,000       0.1%
    Zumtobel Group AG                         1,484     40,592       0.0%
                                                    ----------       ---
TOTAL AUSTRIA                                        1,770,174       0.5%
                                                    ----------       ---
BELGIUM -- (1.3%)
*   Ablynx NV                                 1,745     19,246       0.0%
    Ackermans & van Haaren NV                 1,249    152,647       0.1%
#   Ageas                                     8,465    318,049       0.1%
*   AGFA-Gevaert NV                           7,268     18,208       0.0%
    Anheuser-Busch InBev NV                   9,765  1,188,872       0.3%
    Anheuser-Busch InBev NV Sponsored ADR     4,320    518,573       0.1%
    Banque Nationale de Belgique                  8     29,864       0.0%
    Barco NV                                    191     12,911       0.0%
    Belgacom SA                               7,680    286,040       0.1%
    bpost SA                                    699     20,046       0.0%
    Cie d'Entreprises CFE                       624     67,516       0.0%
    Colruyt SA                                2,975    140,606       0.0%
    D'ieteren SA                                646     25,197       0.0%
    Deceuninck NV                             4,912     10,707       0.0%
    Delhaize Group SA                         4,921    396,142       0.1%
    Delhaize Group SA Sponsored ADR           8,036    160,881       0.1%
    Econocom Group SA                         2,683     23,464       0.0%
    Elia System Operator SA                   1,281     56,845       0.0%
    EVS Broadcast Equipment SA                  396     15,486       0.0%
    Exmar NV                                  1,452     15,303       0.0%
    Fagron                                    1,195     52,819       0.0%
*   KBC Groep NV                             10,393    683,790       0.2%
    Kinepolis Group NV                        1,425     55,239       0.0%
    Lotus Bakeries                               11     15,494       0.0%
    Melexis NV                                  824     50,870       0.0%
*   Mobistar SA                               1,717     32,655       0.0%
#   NV Bekaert SA                             2,518     73,153       0.0%
*   Nyrstar NV                               14,290     56,196       0.0%
    Recticel SA                               1,539      7,325       0.0%
    Sioen Industries NV                         344      5,636       0.0%
    Sipef SA                                    152      8,660       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
BELGIUM -- (Continued)
    Solvay SA                                 2,604 $  383,426       0.1%
*   Telenet Group Holding NV                  2,429    145,972       0.1%
#*  Tessenderlo Chemie NV                     1,902     62,602       0.0%
#*  ThromboGenics NV                          1,084      6,486       0.0%
#   UCB SA                                    1,537    110,714       0.0%
#   Umicore SA                                7,209    358,335       0.1%
#   Van de Velde NV                             285     17,026       0.0%
                                                    ----------       ---
TOTAL BELGIUM                                        5,603,001       1.4%
                                                    ----------       ---
CANADA -- (8.0%)
*   5N Plus, Inc.                             1,597      2,687       0.0%
    Absolute Software Corp.                   3,100     25,489       0.0%
*   Advantage Oil & Gas, Ltd.                10,330     63,958       0.0%
    Aecon Group, Inc.                         3,664     39,814       0.0%
#   AG Growth International, Inc.               900     39,006       0.0%
#   AGF Management, Ltd. Class B              4,402     28,167       0.0%
    Agnico Eagle Mines, Ltd.(2009823)         3,798    114,963       0.0%
    Agnico Eagle Mines, Ltd.(008474108)       1,200     36,360       0.0%
    Agrium, Inc.(008916108)                   3,206    332,238       0.1%
    Agrium, Inc.(2213538)                       700     72,524       0.0%
    AGT Food & Ingredients, Inc.              1,700     37,607       0.0%
#   Aimia, Inc.                               4,823     53,567       0.0%
*   Air Canada                                4,300     41,058       0.0%
    AirBoss of America Corp.                    900     11,667       0.0%
*   Alacer Gold Corp.                        18,102     40,960       0.0%
    Alamos Gold, Inc.(2411707)                2,800     19,355       0.0%
*   Alamos Gold, Inc.(011527108)              3,100     21,452       0.0%
    Algonquin Power & Utilities Corp.         9,700     79,031       0.0%
    Alimentation Couche Tard, Inc. Class B    7,070    270,611       0.1%
#   AltaGas, Ltd.                             5,200    176,709       0.1%
#   Altus Group, Ltd.                         1,300     21,744       0.0%
#*  Amaya, Inc.                               1,783     41,719       0.0%
#   ARC Resources, Ltd.                      13,160    269,308       0.1%
#*  Argonaut Gold, Inc.                       4,400      7,403       0.0%
    Atco, Ltd. Class I                        2,000     75,806       0.0%
#*  Athabasca Oil Corp.                      10,900     19,966       0.0%
*   ATS Automation Tooling Systems, Inc.      3,050     33,647       0.0%
    AuRico Gold, Inc.(05155C105)                800      2,792       0.0%
    AuRico Gold, Inc.(2287317)               14,325     49,986       0.0%
#   AutoCanada, Inc.                            600     19,867       0.0%
#*  Avigilon Corp.                            1,000     17,257       0.0%
*   B2Gold Corp.                             45,543     71,344       0.0%
#   Badger Daylighting, Ltd.                  1,600     39,705       0.0%
#*  Ballard Power Systems, Inc.              10,800     24,080       0.0%
    Bank of Montreal(063671101)               1,698    110,879       0.0%
#   Bank of Montreal(2076009)                 9,363    611,680       0.2%
    Bank of Nova Scotia (The)(064149107)      4,195    231,438       0.1%
    Bank of Nova Scotia (The)(2076281)       10,879    599,900       0.2%
*   Bankers Petroleum, Ltd.                  11,300     33,624       0.0%
    Barrick Gold Corp.(2024644)              11,539    149,964       0.1%
    Barrick Gold Corp.(067901108)            15,492    201,706       0.1%
#   Baytex Energy Corp.(B4VGVM3)                821     16,039       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
    Baytex Energy Corp.(07317Q105)            1,700 $ 33,116       0.0%
#   BCE, Inc.(B188TH2)                        4,314  190,188       0.1%
    BCE, Inc.(05534B760)                      5,779  254,912       0.1%
*   Bellatrix Exploration, Ltd.(B580BW5)      6,232   19,577       0.0%
*   Bellatrix Exploration, Ltd.(078314101)    3,101    9,737       0.0%
*   Birchcliff Energy, Ltd.                   4,500   32,524       0.0%
#   Bird Construction, Inc.                   1,100   10,439       0.0%
#   Black Diamond Group, Ltd.                 1,100   15,436       0.0%
*   BlackBerry, Ltd.(09228F103)               7,501   76,210       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                 3,974   40,349       0.0%
*   BlackPearl Resources, Inc.               23,979   24,247       0.0%
*   BNK Petroleum, Inc.                      16,600    9,631       0.0%
#   Bombardier, Inc. Class A                  4,700    9,817       0.0%
    Bombardier, Inc. Class B                 43,005   86,972       0.0%
#   Bonavista Energy Corp.                   11,800   81,275       0.0%
#   Bonterra Energy Corp.                     1,943   62,115       0.0%
    Boralex, Inc. Class A                     2,500   28,699       0.0%
    Brookfield Asset Management, Inc.
      Class A                                12,209  657,454       0.2%
#*  BRP, Inc.                                 1,887   41,869       0.0%
    CAE, Inc.(2162760)                        3,208   39,804       0.0%
    CAE, Inc.(124765108)                      4,141   51,390       0.0%
#   Calfrac Well Services, Ltd.               3,616   30,091       0.0%
    Cameco Corp.                              7,403  130,145       0.1%
    Canaccord Genuity Group, Inc.             6,570   37,737       0.0%
#   Canadian Energy Services & Technology
      Corp.                                   5,109   25,788       0.0%
    Canadian Imperial Bank of
      Commerce(2170525)                       4,415  354,517       0.1%
    Canadian Imperial Bank of
      Commerce(136069101)                     4,303  345,445       0.1%
    Canadian National Railway Co.             9,992  644,684       0.2%
    Canadian Natural Resources, Ltd.         14,117  469,390       0.1%
    Canadian Pacific Railway, Ltd.            2,197  418,704       0.1%
#   Canadian Tire Corp., Ltd. Class A         4,199  444,749       0.1%
    Canadian Utilities, Ltd. Class A          1,100   35,740       0.0%
    Canadian Western Bank                     3,600   93,603       0.0%
    Canam Group, Inc. Class A                 3,700   42,075       0.0%
    CanElson Drilling, Inc.                   3,300   12,582       0.0%
#   Canexus Corp.                             3,600    5,968       0.0%
*   Canfor Corp.                              5,114  101,347       0.0%
    Canfor Pulp Products, Inc.                  779    9,950       0.0%
    Canyon Services Group, Inc.               2,800   19,077       0.0%
    Capital Power Corp.                       3,541   72,933       0.0%
    Capstone Infrastructure Corp.             9,519   29,192       0.0%
*   Capstone Mining Corp.                    19,300   26,874       0.0%
    Cascades, Inc.                            2,800   16,245       0.0%
    CCL Industries, Inc. Class B              1,615  185,675       0.1%
*   Celestica, Inc.(15101Q108)                1,899   23,187       0.0%
*   Celestica, Inc.(2263362)                  3,495   42,670       0.0%
    Cenovus Energy, Inc.(B57FG04)             4,841   91,203       0.0%
    Cenovus Energy, Inc.(15135U109)          17,263  324,890       0.1%
    Centerra Gold, Inc.                       6,178   31,953       0.0%
*   Cequence Energy, Ltd.                     4,200    3,516       0.0%
*   CGI Group, Inc. Class A                   7,506  315,777       0.1%
#*  China Gold International Resources
      Corp., Ltd.                             1,985    3,323       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
    CI Financial Corp.                        4,200 $123,441       0.1%
#   Cineplex, Inc.                            1,935   77,464       0.0%
    Clearwater Seafoods, Inc.                 1,100   11,305       0.0%
    Cogeco Cable, Inc.                        1,000   57,281       0.0%
    Cogeco, Inc.                                529   23,729       0.0%
    COM DEV International, Ltd.               7,300   29,890       0.0%
    Computer Modelling Group, Ltd.            3,876   42,760       0.0%
    Constellation Software, Inc.                535  209,743       0.1%
#*  Copper Mountain Mining Corp.             14,100   16,946       0.0%
#   Corus Entertainment, Inc. Class B         5,023   77,229       0.0%
    Cott Corp.                                1,772   15,451       0.0%
    Crescent Point Energy Corp.(22576C101)   10,328  269,569       0.1%
#   Crescent Point Energy Corp.(B67C8W8)      1,400   36,564       0.0%
*   Crew Energy, Inc.                         7,003   31,053       0.0%
*   DeeThree Exploration, Ltd.                3,900   23,791       0.0%
*   Delphi Energy Corp.                       4,200    5,813       0.0%
#*  Denison Mines Corp.                       9,271    8,222       0.0%
*   Descartes Systems Group, Inc. (The)       4,200   63,113       0.0%
#   DH Corp.                                  3,000  105,131       0.0%
    Dollarama, Inc.                           2,800  160,782       0.1%
*   Dominion Diamond Corp.(257287102)         2,500   49,275       0.0%
    Dominion Diamond Corp.(B95LX89)           1,359   26,786       0.0%
    Dorel Industries, Inc. Class B            1,700   50,021       0.0%
#*  Dundee Precious Metals, Inc.              3,100    7,477       0.0%
    Eldorado Gold Corp.                      35,599  177,331       0.1%
#   Emera, Inc.                               1,500   50,551       0.0%
    Empire Co., Ltd.                          1,200   86,700       0.0%
#   Enbridge Income Fund Holdings, Inc.       2,500   80,543       0.0%
    Enbridge, Inc.(2466149)                   7,312  382,175       0.1%
    Enbridge, Inc.(29250N105)                 6,030  315,550       0.1%
    Encana Corp.(2793193)                     7,156  101,602       0.0%
    Encana Corp.(292505104)                  40,982  582,354       0.2%
#*  Endeavour Mining Corp.                   27,284   14,247       0.0%
*   Endeavour Silver Corp.                    3,000    6,092       0.0%
#   EnerCare, Inc.                            2,749   33,631       0.0%
    Enerflex, Ltd.                            4,265   57,197       0.0%
#*  Energy Fuels, Inc.                          205    1,016       0.0%
#   Enerplus Corp.(B584T89)                   3,304   41,789       0.0%
    Enerplus Corp.(292766102)                 7,797   98,320       0.0%
    Enghouse Systems, Ltd.                      800   34,228       0.0%
    Ensign Energy Services, Inc.              4,612   36,774       0.0%
#   Equitable Group, Inc.                     1,300   65,835       0.0%
*   Essential Energy Services Trust          12,100   11,333       0.0%
#   Evertz Technologies, Ltd.                   300    4,100       0.0%
#   Exchange Income Corp.                       500    9,213       0.0%
    Exco Technologies, Ltd.                   2,224   28,295       0.0%
#   Extendicare, Inc.                         4,400   28,738       0.0%
    Fairfax Financial Holdings, Ltd.            900  491,587       0.1%
    Fiera Capital Corp.                       1,000   11,372       0.0%
    Finning International, Inc.               8,896  182,270       0.1%
    First Capital Realty, Inc.                4,886   80,995       0.0%
#*  First Majestic Silver Corp.(2833583)      2,300   11,209       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
#*  First Majestic Silver Corp.(32076V103)    1,500 $  7,305       0.0%
    First Quantum Minerals, Ltd.             16,539  253,326       0.1%
    FirstService Corp.(33761N109)               816   53,379       0.0%
    FirstService Corp.(2350231)                 900   58,916       0.0%
#   Fortis, Inc.                              3,500  113,920       0.0%
*   Fortuna Silver Mines, Inc.                6,100   23,106       0.0%
#   Gamehost, Inc.                              900    9,242       0.0%
#   Genworth MI Canada, Inc.                  2,636   76,797       0.0%
    George Weston, Ltd.                       1,800  148,685       0.1%
    Gibson Energy, Inc.                       6,045  139,388       0.1%
    Gildan Activewear, Inc.(375916103)        2,396   75,977       0.0%
    Gildan Activewear, Inc.(2254645)          1,350   42,788       0.0%
    Gluskin Sheff + Associates, Inc.          1,900   44,756       0.0%
    GMP Capital, Inc.                         1,837    7,796       0.0%
    Goldcorp, Inc.(380956409)                 5,976  112,528       0.0%
    Goldcorp, Inc.(2676302)                   4,500   84,704       0.0%
#*  Golden Star Resources, Ltd.               2,800      603       0.0%
*   Gran Tierra Energy, Inc.                 12,376   46,263       0.0%
*   Great Canadian Gaming Corp.               4,400   86,249       0.0%
    Great-West Lifeco, Inc.                   4,500  138,040       0.1%
*   Heroux-Devtek, Inc.                       2,177   18,315       0.0%
    High Liner Foods, Inc.                    1,530   30,105       0.0%
#   Home Capital Group, Inc.                  1,800   71,045       0.0%
#   Horizon North Logistics, Inc.             2,100    5,831       0.0%
    HudBay Minerals, Inc.(B05BDX1)            6,400   63,284       0.0%
    HudBay Minerals, Inc.(B05BQ98)            5,109   50,426       0.0%
    Hudson's Bay Co.                          2,700   59,013       0.0%
#   Husky Energy, Inc.                        7,910  176,885       0.1%
*   IAMGOLD Corp.(450913108)                  6,499   14,558       0.0%
*   IAMGOLD Corp.(2446646)                   19,800   44,310       0.0%
#   IGM Financial, Inc.                       2,100   79,422       0.0%
*   IMAX Corp.(45245E109)                     1,005   37,547       0.0%
*   IMAX Corp.(2014258)                       1,600   59,776       0.0%
#*  Imperial Metals Corp.                     3,800   41,228       0.0%
    Imperial Oil, Ltd.(2454241)               1,900   83,748       0.0%
    Imperial Oil, Ltd.(453038408)             4,501  198,629       0.1%
*   Indigo Books & Music, Inc.                1,191   11,550       0.0%
#   Industrial Alliance Insurance &
      Financial Services, Inc.                3,142  114,352       0.0%
#   Innergex Renewable Energy, Inc.           4,300   39,988       0.0%
    Intact Financial Corp.                    1,400  107,834       0.0%
#   Inter Pipeline, Ltd.                      5,363  140,465       0.1%
*   Interfor Corp.                            3,400   48,668       0.0%
    Intertape Polymer Group, Inc.             3,000   40,854       0.0%
#*  Ithaca Energy, Inc.                      10,634    9,343       0.0%
*   Ivanhoe Energy, Inc.                        403       81       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A  3,100   60,330       0.0%
#   Just Energy Group, Inc.(B63MCN1)          2,638   14,168       0.0%
    Just Energy Group, Inc.(B693818)          3,797   20,352       0.0%
#   K-Bro Linen, Inc.                           600   25,755       0.0%
*   Katanga Mining, Ltd.                     20,369    4,474       0.0%
*   Kelt Exploration, Ltd.                      600    4,630       0.0%
    Keyera Corp.                              3,800  133,764       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
#   Killam Properties, Inc.                   2,800 $ 25,111       0.0%
*   Kinross Gold Corp.(496902404)            13,576   32,990       0.0%
*   Kinross Gold Corp.(B03Z841)              13,785   33,477       0.0%
*   Kirkland Lake Gold, Inc.                  1,200    5,858       0.0%
*   Knight Therapeutics, Inc.                   200    1,227       0.0%
#*  Lake Shore Gold Corp.                     9,481    9,351       0.0%
    Laurentian Bank of Canada                 1,244   49,791       0.0%
*   Legacy Oil + Gas, Inc.                    8,295   19,869       0.0%
#   Leisureworld Senior Care Corp.            1,738   22,213       0.0%
    Leon's Furniture, Ltd.                      536    6,850       0.0%
*   Leucrotta Exploration, Inc.               9,200    8,693       0.0%
    Lightstream Resources, Ltd.               8,461    9,467       0.0%
    Linamar Corp.                             3,357  199,389       0.1%
#   Liquor Stores N.A., Ltd.                  2,065   24,475       0.0%
    Loblaw Cos., Ltd.                         4,061  206,425       0.1%
#   Long Run Exploration, Ltd.               10,201    7,948       0.0%
    Lucara Diamond Corp.                     11,400   19,181       0.0%
*   Lundin Mining Corp.                      29,100  144,716       0.1%
    MacDonald Dettwiler & Associates, Ltd.    1,843  146,310       0.1%
    Magna International, Inc.(559222401)      1,000   50,430       0.0%
    Magna International, Inc.(2554475)        6,600  332,598       0.1%
#*  Mainstreet Equity Corp.                     540   16,645       0.0%
    Major Drilling Group International, Inc.  6,000   32,176       0.0%
#   Manitoba Telecom Services, Inc.           1,300   27,983       0.0%
    Manulife Financial Corp.(56501R106)      12,466  227,006       0.1%
    Manulife Financial Corp.(2492519)        19,166  348,848       0.1%
    Maple Leaf Foods, Inc.                    4,392   84,272       0.0%
    Martinrea International, Inc.             4,814   48,080       0.0%
#   Medical Facilities Corp.                  1,300   17,628       0.0%
*   MEG Energy Corp.                          4,900   94,507       0.0%
    Methanex Corp.(59151K108)                 3,711  223,439       0.1%
    Methanex Corp.(2654416)                   2,100  126,383       0.1%
#   Metro, Inc.                               8,673  250,737       0.1%
*   Migao Corp.                               3,700    2,515       0.0%
*   Mitel Networks Corp.                      3,400   31,675       0.0%
    Morneau Shepell, Inc.                     2,791   41,200       0.0%
    MTY Food Group, Inc.                        300    8,278       0.0%
#   Mullen Group, Ltd.                        4,289   74,369       0.0%
    National Bank of Canada                  10,021  404,910       0.1%
    Nevsun Resources, Ltd.(64156L101)         7,157   28,055       0.0%
    Nevsun Resources, Ltd.(2631486)               8       32       0.0%
#   New Flyer Industries, Inc.                2,978   35,346       0.0%
*   New Gold, Inc.                            7,300   24,505       0.0%
    Newalta Corp.                             2,780   37,858       0.0%
    Norbord, Inc.                               900   18,157       0.0%
    North American Energy Partners, Inc.      1,900    5,358       0.0%
#*  North American Palladium, Ltd.            4,800      278       0.0%
    North West Co., Inc. (The)                2,105   43,199       0.0%
#   Northland Power, Inc.                     5,800   82,926       0.0%
*   NuVista Energy, Ltd.                      5,700   42,236       0.0%
    OceanaGold Corp.                         18,953   36,131       0.0%
    Onex Corp.                                2,100  126,453       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
    Open Text Corp.                           2,501 $126,501       0.1%
#   Pacific Rubiales Energy Corp.            13,229   44,736       0.0%
*   Painted Pony Petroleum, Ltd.              4,040   25,013       0.0%
    Pan American Silver Corp.                 8,111   77,217       0.0%
*   Paramount Resources, Ltd. Class A         1,800   53,247       0.0%
*   Parex Resources, Inc.                     2,921   23,436       0.0%
#   Parkland Fuel Corp.                       4,800  104,792       0.0%
    Pason Systems, Inc.                       3,901   70,228       0.0%
    Pembina Pipeline Corp.(B4PPQG5)           5,414  188,461       0.1%
#   Pembina Pipeline Corp.(B4PT2P8)           2,820   98,145       0.0%
#   Pengrowth Energy Corp.                   18,588   62,397       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)       12,096   30,077       0.0%
    Penn West Petroleum, Ltd.(707887105)     14,206   35,089       0.0%
*   Performance Sports Group, Ltd.            1,693   34,365       0.0%
#   Peyto Exploration & Development Corp.     2,442   70,990       0.0%
#   PHX Energy Services Corp.                 2,100   12,132       0.0%
*   Pilot Gold, Inc.                            325      210       0.0%
#   Pizza Pizza Royalty Corp.                   856   10,110       0.0%
*   Poseidon Concepts Corp.                   6,629        7       0.0%
    Potash Corp. of Saskatchewan,
      Inc.(2696980)                           5,737  187,350       0.1%
    Potash Corp. of Saskatchewan,
      Inc.(73755L107)                         9,259  302,214       0.1%
    Precision Drilling Corp.(74022D308)       6,321   45,954       0.0%
    Precision Drilling Corp.(B5YPLH9)         4,434   32,267       0.0%
#   Premium Brands Holdings Corp.             1,600   42,026       0.0%
#*  Primero Mining Corp.                      7,744   28,563       0.0%
    Progressive Waste Solutions,
      Ltd.(B3DJGB7)                           3,633  105,000       0.0%
    Progressive Waste Solutions,
      Ltd.(74339G101)                         4,000  115,640       0.0%
    Quebecor, Inc. Class B                    2,400   66,002       0.0%
*   Questerre Energy Corp. Class A            7,500    1,989       0.0%
    Reitmans Canada, Ltd. Class A               700    4,056       0.0%
    Richelieu Hardware, Ltd.                  1,151   60,102       0.0%
#   Ritchie Bros Auctioneers, Inc.            1,800   45,548       0.0%
*   RMP Energy, Inc.                          7,100   19,067       0.0%
    Rogers Communications, Inc. Class B      12,677  452,696       0.1%
#   Rogers Sugar, Inc.                        9,000   33,941       0.0%
    RONA, Inc.                                5,459   71,852       0.0%
    Royal Bank of Canada(2754383)            12,404  823,609       0.2%
    Royal Bank of Canada(780087102)          12,894  857,193       0.2%
#   Russel Metals, Inc.                       2,600   59,478       0.0%
#*  Sandstorm Gold, Ltd.                      3,900   13,867       0.0%
*   Sandvine Corp.                            9,200   32,103       0.0%
    Saputo, Inc.                              5,425  160,749       0.1%
#   Savanna Energy Services Corp.             4,268    7,075       0.0%
*   Sears Canada, Inc.                          100      761       0.0%
#   Secure Energy Services, Inc.              4,900   69,286       0.0%
*   SEMAFO, Inc.                              8,000   24,600       0.0%
#   Shaw Communications, Inc.
      Class B(2801836)                        1,951   44,599       0.0%
    Shaw Communications, Inc.
      Class B(82028K200)                      7,734  176,722       0.1%
    ShawCor, Ltd.                             3,200  108,346       0.0%
    Sherritt International Corp.             10,000   20,721       0.0%
#*  Sierra Wireless, Inc.                     2,595   91,188       0.0%
*   Silver Standard Resources, Inc.(2218458)  3,100   16,855       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
#*  Silver Standard Resources,
      Inc.(82823L106)                         2,600 $ 14,157       0.0%
    Silver Wheaton Corp.                      4,799   94,732       0.0%
    SNC-Lavalin Group, Inc.                   3,149  113,536       0.0%
#   Sprott, Inc.                              9,600   21,086       0.0%
#   Spyglass Resources Corp.                  8,600    2,459       0.0%
    Stantec, Inc.(85472N109)                  2,009   54,223       0.0%
    Stantec, Inc.(2854238)                    1,758   47,487       0.0%
    Stella-Jones, Inc.                        1,100   39,651       0.0%
    Stuart Olson, Inc.                        1,000    4,898       0.0%
#   Student Transportation, Inc.              2,312   13,069       0.0%
    Sun Life Financial, Inc.(866796105)       6,797  217,708       0.1%
#   Sun Life Financial, Inc.(2566124)         3,599  115,174       0.0%
    Suncor Energy, Inc.(867224107)           12,373  403,360       0.1%
    Suncor Energy, Inc.(B3NB1P2)             18,330  596,921       0.2%
*   SunOpta, Inc.                             3,100   32,041       0.0%
#   Superior Plus Corp.                       5,000   57,480       0.0%
#   Surge Energy, Inc.                       10,200   37,114       0.0%
    Talisman Energy, Inc.(87425E103)         15,536  123,822       0.1%
    Talisman Energy, Inc.(2068299)           20,500  163,626       0.1%
*   Taseko Mines, Ltd.                        5,100    4,269       0.0%
    Teck Resources, Ltd. Class B(878742204)  14,231  216,027       0.1%
    Teck Resources, Ltd. Class B(2879327)     6,796  103,024       0.0%
    TELUS Corp.                               4,708  162,839       0.1%
*   Tembec, Inc.                                500    1,152       0.0%
*   Teranga Gold Corp.                       21,700   12,230       0.0%
*   Thompson Creek Metals Co., Inc.           7,800   10,021       0.0%
    Thomson Reuters Corp.(2126067)            2,197   90,209       0.0%
    Thomson Reuters Corp.(2889371)            3,376  138,706       0.1%
#   TMX Group, Ltd.                             800   35,654       0.0%
    TORC Oil & Gas, Ltd.                      3,600   31,330       0.0%
    Toromont Industries, Ltd.                 2,500   65,085       0.0%
#   Toronto-Dominion Bank (The)(2897222)     18,040  832,845       0.2%
    Toronto-Dominion Bank (The)(891160509)    9,111  420,564       0.1%
    Torstar Corp. Class B                     1,400    8,355       0.0%
    Total Energy Services, Inc.               1,800   22,976       0.0%
*   Tourmaline Oil Corp.                      5,175  178,609       0.1%
    TransAlta Corp.(89346D107)               15,646  155,208       0.1%
    TransAlta Corp.(2901628)                  4,800   47,741       0.0%
    TransCanada Corp.(89353D107)                599   27,806       0.0%
    TransCanada Corp.(2665184)                7,800  362,039       0.1%
    Transcontinental, Inc. Class A            5,200   80,080       0.0%
    TransForce, Inc.                          4,257   96,149       0.0%
    TransGlobe Energy Corp.                   3,755   17,118       0.0%
#   Trilogy Energy Corp.                      2,561   19,550       0.0%
    Trinidad Drilling, Ltd.                   6,900   28,995       0.0%
    Twin Butte Energy, Ltd.                  13,123    9,137       0.0%
    Uni-Select, Inc.                          1,300   45,255       0.0%
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)                           899  195,020       0.1%
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)                           1,798  389,897       0.1%
#   Valener, Inc.                             1,900   26,677       0.0%
#   Veresen, Inc.                             6,700  100,736       0.0%
#   Vermilion Energy, Inc.(B607XS1)             767   36,923       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
CANADA -- (Continued)
    Vermilion Energy, Inc.(923725105)         2,400 $   115,536       0.0%
#   Wajax Corp.                                 900      19,044       0.0%
    West Fraser Timber Co., Ltd.              3,500     180,091       0.1%
    Western Energy Services Corp.             3,100      18,114       0.0%
    Western Forest Products, Inc.            13,082      19,843       0.0%
    Westjet Airlines, Ltd.                    1,100      24,863       0.0%
    Westshore Terminals Investment Corp.      2,900      76,700       0.0%
    Whistler Blackcomb Holdings, Inc.           791      11,958       0.0%
#   Whitecap Resources, Inc.                 12,186     150,999       0.1%
    Wi-Lan, Inc.                              9,000      22,006       0.0%
    Winpak, Ltd.                                911      29,607       0.0%
#   WSP Global, Inc.                          2,100      74,845       0.0%
*   Xtreme Drilling & Coil Services Corp.       500         866       0.0%
    Yamana Gold, Inc.(2219279)               11,168      42,673       0.0%
    Yamana Gold, Inc.(98462Y100)             10,704      40,889       0.0%
*   Yellow Pages, Ltd.                        1,347      17,584       0.0%
#   Zargon Oil & Gas, Ltd.                    1,700       4,932       0.0%
                                                    -----------       ---
TOTAL CANADA                                         34,265,695       8.7%
                                                    -----------       ---
CHINA -- (0.0%)
*   China Dynamics Holdings, Ltd.           290,000      26,487       0.0%
*   Hanfeng Evergreen, Inc.                   2,300         247       0.0%
                                                    -----------       ---
TOTAL CHINA                                              26,734       0.0%
                                                    -----------       ---
DENMARK -- (1.7%)
    ALK-Abello A.S.                              90      10,656       0.0%
    Alm Brand A.S.                            7,943      52,085       0.0%
    Ambu A.S. Class B                         1,528      40,081       0.0%
    AP Moeller - Maersk A.S. Class A             58     111,818       0.0%
    AP Moeller - Maersk A.S. Class B            131     259,980       0.1%
*   Auriga Industries A.S. Class B              790      38,008       0.0%
#*  Bang & Olufsen A.S.                       1,307      11,753       0.0%
    Carlsberg A.S. Class B                    5,391     491,490       0.1%
    Chr Hansen Holding A.S.                   4,228     204,686       0.1%
    Coloplast A.S. Class B                    2,099     171,329       0.1%
#*  D/S Norden A.S.                             884      17,736       0.0%
    Danske Bank A.S.                         13,524     383,550       0.1%
    Dfds A.S.                                   369      41,292       0.0%
    DSV A.S.                                  4,940     171,367       0.1%
#   FLSmidth & Co. A.S.                       1,482      63,312       0.0%
*   Genmab A.S.                               1,512     116,426       0.0%
    GN Store Nord A.S.                        7,443     160,691       0.1%
*   H Lundbeck A.S.                           2,698      52,479       0.0%
    IC Group A.S.                               435      11,652       0.0%
*   Jeudan A.S.                                 126      12,400       0.0%
    NKT Holding A.S.                          1,148      72,852       0.0%
    Novo Nordisk A.S. Class B                35,390   1,986,818       0.5%
    Novo Nordisk A.S. Sponsored ADR          14,665     825,200       0.2%
    Novozymes A.S. Class B                    9,111     420,350       0.1%
    Pandora A.S.                              3,628     374,995       0.1%
    PER Aarsleff A.S. Class B                   176      49,396       0.0%
    Ringkjoebing Landbobank A.S.                186      41,594       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
DENMARK -- (Continued)
    Royal Unibrew A.S.                          426 $   81,552       0.0%
    Schouw & Co.                              1,062     54,430       0.0%
    SimCorp A.S.                              2,132     73,641       0.0%
    Solar A.S. Class B                          193      9,484       0.0%
    Spar Nord Bank A.S.                       5,069     54,774       0.0%
    Sydbank A.S.                              1,413     53,041       0.0%
    TDC A.S.                                 38,120    290,223       0.1%
#*  TK Development A.S.                       6,708      9,280       0.0%
*   Topdanmark A.S.                           4,158    124,708       0.1%
    Tryg A.S.                                   393     42,678       0.0%
    United International Enterprises             46      8,100       0.0%
    Vestas Wind Systems A.S.                  9,057    410,802       0.1%
*   William Demant Holding A.S.                 640     52,628       0.0%
                                                    ----------       ---
TOTAL DENMARK                                        7,459,337       1.9%
                                                    ----------       ---
FINLAND -- (1.4%)
    Ahlstrom Oyj                                715      6,179       0.0%
    Alma Media Oyj                            1,118      3,682       0.0%
    Amer Sports Oyj                           4,337    108,538       0.0%
#   Atria Oyj                                   677      6,982       0.0%
    Cargotec Oyj                              1,156     46,605       0.0%
    Caverion Corp.                            5,205     51,257       0.0%
    Citycon Oyj                               9,008     29,126       0.0%
    Cramo Oyj                                   704     13,082       0.0%
    Elektrobit Oyj                            5,169     22,863       0.0%
    Elisa Oyj                                 5,566    170,516       0.1%
    F-Secure Oyj                              5,286     16,798       0.0%
*   Finnair Oyj                               1,807      5,991       0.0%
#   Fiskars Oyj Abp                           2,051     41,561       0.0%
    Fortum Oyj                               16,959    334,896       0.1%
#   HKScan Oyj Class A                        1,428      7,877       0.0%
#   Huhtamaki Oyj                             4,832    154,468       0.1%
    Kemira Oyj                                4,967     58,151       0.0%
#   Kesko Oyj Class A                           985     37,534       0.0%
    Kesko Oyj Class B                         3,043    124,333       0.0%
#   Kone Oyj Class B                         11,865    510,451       0.1%
    Konecranes Oyj                              954     30,931       0.0%
    Lassila & Tikanoja Oyj                    1,329     26,009       0.0%
*   Lemminkainen Oyj                             71        870       0.0%
    Metsa Board Oyj                          11,357     67,103       0.0%
    Metso Oyj                                 6,557    186,392       0.1%
    Munksjo Oyj                                 394      4,593       0.0%
#   Neste Oil Oyj                             9,264    251,963       0.1%
#   Nokia Oyj                                79,646    537,406       0.1%
    Nokia Oyj Sponsored ADR                  49,629    326,559       0.1%
#   Nokian Renkaat Oyj                        7,306    237,416       0.1%
    Olvi Oyj Class A                            412     11,714       0.0%
*   Oriola-KD Oyj Class B                     7,737     34,912       0.0%
    Orion Oyj Class A                           822     26,531       0.0%
    Orion Oyj Class B                         5,203    170,133       0.1%
#*  Outokumpu Oyj                             9,606     57,959       0.0%
#   Outotec Oyj                               3,019     21,094       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FINLAND -- (Continued)
    PKC Group Oyj                             2,381 $   51,910       0.0%
*   Poyry Oyj                                   706      2,520       0.0%
    Raisio Oyj Class V                        7,663     34,149       0.0%
    Ramirent Oyj                              4,086     31,402       0.0%
    Sampo Oyj Class A                        10,075    488,177       0.1%
    Sanoma Oyj                                2,591     13,648       0.0%
*   Stockmann Oyj Abp                           889      7,079       0.0%
#   Stora Enso Oyj Class R                   33,930    357,055       0.1%
    Technopolis Oyj                           3,759     17,250       0.0%
    Tieto Oyj                                 1,835     44,004       0.0%
    Tikkurila Oyj                             1,578     32,501       0.0%
    UPM-Kymmene Oyj                          31,627    572,276       0.2%
    Uponor Oyj                                1,353     20,836       0.0%
    Vaisala Oyj Class A                          69      1,851       0.0%
    Valmet OYJ                                4,261     49,382       0.0%
    Wartsila Oyj Abp                          9,954    456,690       0.1%
    YIT Oyj                                   2,419     17,074       0.0%
                                                    ----------       ---
TOTAL FINLAND                                        5,940,279       1.5%
                                                    ----------       ---
FRANCE -- (8.5%)
#   Accor SA                                  3,743    205,247       0.1%
    Aeroports de Paris                          473     58,307       0.0%
#*  Air France-KLM                            4,416     38,070       0.0%
    Air Liquide SA                            7,214    943,488       0.2%
    Albioma SA                                1,202     25,092       0.0%
*   Alcatel-Lucent                            7,712     26,776       0.0%
*   Alstom SA                                 4,455    139,951       0.0%
    Alten SA                                  1,030     50,277       0.0%
    Altran Technologies SA                    7,167     78,035       0.0%
    April SA                                    564      8,052       0.0%
    Arkema SA                                 3,897    313,604       0.1%
    Atos SE                                   3,558    278,098       0.1%
#   AXA SA                                   34,068    861,438       0.2%
    AXA SA Sponsored ADR                      2,900     73,022       0.0%
    Axway Software SA                           228      5,152       0.0%
    Beneteau SA                               1,571     24,633       0.0%
    BioMerieux                                  202     21,792       0.0%
    BNP Paribas SA                           20,556  1,298,137       0.3%
    Boiron SA                                   269     29,959       0.0%
    Bollore SA                               30,946    176,858       0.1%
    Bonduelle S.C.A.                            536     14,884       0.0%
    Bongrain SA                                 214     14,048       0.0%
#   Bouygues SA                               7,656    316,076       0.1%
    Bureau Veritas SA                         9,308    219,181       0.1%
    Cap Gemini SA                             3,386    301,678       0.1%
    Carrefour SA                             22,474    774,879       0.2%
    Casino Guichard Perrachon SA              2,821    249,454       0.1%
    Cegid Group                                 638     27,957       0.0%
#*  CGG SA Sponsored ADR                      5,600     39,872       0.0%
    Christian Dior SE                         1,535    300,094       0.1%
    Cie de Saint-Gobain                       9,658    438,928       0.1%
    Cie Generale des Etablissements Michelin  9,312  1,038,435       0.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FRANCE -- (Continued)
    CNP Assurances                            8,146 $  146,412       0.0%
    Credit Agricole SA                       27,224    423,560       0.1%
#   Danone SA                                 9,887    715,444       0.2%
    Dassault Systemes                         1,728    133,153       0.0%
    Dassault Systemes ADR                     1,000     77,280       0.0%
*   Derichebourg SA                           4,522     14,116       0.0%
    Edenred                                   9,672    259,300       0.1%
    Eiffage SA                                1,060     64,641       0.0%
    Electricite de France SA                  2,758     70,177       0.0%
    Essilor International SA                  7,445    907,025       0.2%
*   Esso SA Francaise                            72      3,849       0.0%
*   Etablissements Maurel et Prom             4,987     46,674       0.0%
    Euler Hermes Group                          327     35,748       0.0%
    Eurofins Scientific SE                      426    119,998       0.0%
    European Aeronautic Defence and Space
      Co. NV                                 20,960  1,452,572       0.4%
    Eutelsat Communications SA                7,263    253,220       0.1%
    Faiveley Transport SA                        99      6,249       0.0%
    Faurecia                                  3,264    154,723       0.1%
    Fimalac                                     138     13,619       0.0%
#   GDF Suez                                 37,769    768,463       0.2%
    GL Events                                   729     15,868       0.0%
    Groupe Eurotunnel SE                     14,119    226,364       0.1%
*   Groupe Fnac                                 574     34,530       0.0%
    Guerbet                                     237     10,064       0.0%
    Haulotte Group SA                           105      2,039       0.0%
    Hermes International                        292    110,122       0.0%
    Iliad SA                                    517    121,878       0.0%
#   Imerys SA                                 2,399    182,594       0.1%
#   Ingenico                                  2,255    282,941       0.1%
    Interparfums SA                             465     16,007       0.0%
    Ipsen SA                                    821     47,148       0.0%
    IPSOS                                     1,498     44,190       0.0%
    Jacquet Metal Service                     1,384     29,359       0.0%
    JCDecaux SA                               1,859     73,438       0.0%
#   Kering                                    2,552    471,958       0.1%
    Korian-Medica                             2,058     70,220       0.0%
#   L'Oreal SA                                5,031    960,120       0.3%
#   Lafarge SA                                6,044    441,000       0.1%
    Lagardere SCA                             7,852    252,056       0.1%
    Lectra                                    2,717     38,793       0.0%
    Legrand SA                                8,933    516,530       0.1%
    LISI                                      1,050     32,407       0.0%
#   LVMH Moet Hennessy Louis Vuitton SE       6,427  1,123,865       0.3%
    Maisons France Confort SA                   226      8,121       0.0%
*   Manitou BF SA                               582     11,290       0.0%
    Mersen                                      738     20,167       0.0%
    Metropole Television SA                     533     11,124       0.0%
    Montupet                                    381     26,853       0.0%
    Natixis SA                               34,914    288,999       0.1%
#   Naturex                                     359     23,979       0.0%
    Neopost SA                                1,054     50,752       0.0%
*   Nexans SA                                 1,693     66,342       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FRANCE -- (Continued)
    Nexity SA                                 1,680 $   73,780       0.0%
    Norbert Dentressangle SA                    198     48,158       0.0%
*   NRJ Group                                 2,272     19,106       0.0%
    Orange SA(5176177)                       41,700    686,854       0.2%
    Orange SA(684060106)                      5,900     96,642       0.0%
#*  Orco Property Group SA                      739        298       0.0%
    Orpea                                     1,505     99,138       0.0%
    Pernod-Ricard SA                          2,791    346,876       0.1%
*   Peugeot SA                               17,489    330,640       0.1%
*   Pierre & Vacances SA                        107      3,399       0.0%
    Plastic Omnium SA                         2,944     81,980       0.0%
    Publicis Groupe SA                        5,829    488,881       0.1%
    Rallye SA                                 1,419     53,009       0.0%
    Renault SA                               11,532  1,213,370       0.3%
    Rexel SA                                  9,624    181,380       0.1%
    Rubis SCA                                 1,425     96,820       0.0%
    Safran SA                                 5,378    392,956       0.1%
    Saft Groupe SA                            1,686     67,243       0.0%
    Samse SA                                      4        480       0.0%
    Sanofi                                   12,090  1,230,646       0.3%
    Sanofi ADR                                9,456    478,001       0.1%
    Sartorius Stedim Biotech                    117     29,815       0.0%
#   Schneider Electric SE(4834108)           12,998    971,579       0.3%
    Schneider Electric SE(B11BPS1)              278     20,795       0.0%
    SCOR SE                                   8,577    308,701       0.1%
    SEB SA                                    1,166    107,976       0.0%
*   Sequana SA                                  986      5,274       0.0%
    SES SA                                    8,230    288,430       0.1%
    Societe BIC SA                            1,286    219,689       0.1%
    Societe d'Edition de Canal +              5,150     36,004       0.0%
    Societe Generale SA                      12,658    632,832       0.2%
    Societe Television Francaise 1            2,666     46,595       0.0%
    Sodexo SA                                 2,178    220,392       0.1%
#*  SOITEC                                   17,198     16,339       0.0%
*   Solocal Group                            68,746     38,421       0.0%
#   Somfy SA                                     27      8,152       0.0%
    Sopra Steria Group                          662     58,468       0.0%
    Stef SA                                      27      1,667       0.0%
    STMicroelectronics NV(5962332)           36,343    289,856       0.1%
    STMicroelectronics NV(2430025)            8,829     70,279       0.0%
    Suez Environnement Co.                   15,842    323,103       0.1%
    Synergie SA                                 251      6,309       0.0%
*   Technicolor SA                           13,505     91,625       0.0%
#   Technip SA                                5,893    401,741       0.1%
    Teleperformance                           2,378    178,503       0.1%
    Thales SA                                 4,932    300,239       0.1%
*   Theolia SA                                  478        379       0.0%
    Total Gabon                                  24      7,996       0.0%
    Total SA                                 45,849  2,482,721       0.6%
    Total SA Sponsored ADR                    8,500    459,850       0.1%
    Trigano SA                                1,235     44,359       0.0%
*   UBISOFT Entertainment                     5,735    105,752       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
FRANCE -- (Continued)
    Valeo SA                                  5,402 $   866,047       0.2%
    Vallourec SA                              4,811     113,447       0.0%
#*  Valneva SE                                  115         502       0.0%
#   Veolia Environnement SA                  25,131     531,772       0.1%
    Veolia Environnement SA ADR               1,059      22,303       0.0%
    Vicat                                       714      51,484       0.0%
    VIEL & Cie SA                               300       1,011       0.0%
    Vilmorin & Cie SA                           155      12,951       0.0%
#   Vinci SA                                 12,382     759,446       0.2%
    Virbac SA                                   170      44,244       0.0%
    Vivendi SA                               23,102     579,128       0.2%
    Zodiac Aerospace                          7,662     281,374       0.1%
                                                    -----------       ---
TOTAL FRANCE                                         36,696,022       9.3%
                                                    -----------       ---
GERMANY -- (5.9%)
    Aareal Bank AG                            2,391     102,841       0.0%
#   Adidas AG                                 4,639     380,100       0.1%
*   ADVA Optical Networking SE                1,788       9,680       0.0%
#*  Air Berlin P.L.C.                         3,958       5,507       0.0%
#*  Aixtron SE                                1,469       9,728       0.0%
#   Allianz SE                                6,993   1,190,311       0.3%
    Allianz SE ADR                           10,000     172,000       0.1%
    Amadeus Fire AG                             211      17,102       0.0%
    Aurubis AG                                1,717     108,496       0.0%
    Axel Springer SE                          1,857     103,599       0.0%
#   BASF SE                                  15,630   1,552,809       0.4%
*   Bauer AG                                    657      11,435       0.0%
    Bayer AG                                  3,282     472,387       0.1%
    Bayerische Motoren Werke AG               8,105     956,103       0.3%
    BayWa AG                                    513      19,236       0.0%
    Bechtle AG                                  976      71,479       0.0%
    Beiersdorf AG                             2,841     247,126       0.1%
    Bertrandt AG                                185      24,424       0.0%
    Bijou Brigitte AG                           249      15,544       0.0%
#   Bilfinger SE                              1,030      51,440       0.0%
#   Biotest AG                                  111       8,825       0.0%
    Borussia Dortmund GmbH & Co. KGaA         2,421       9,284       0.0%
    Brenntag AG                               6,843     410,585       0.1%
    CANCOM SE                                   527      21,799       0.0%
    Carl Zeiss Meditec AG                     1,463      37,167       0.0%
    Celesio AG                                3,005      89,172       0.0%
    Cewe Stiftung & Co. KGAA                    374      24,340       0.0%
#   Comdirect Bank AG                         2,270      24,087       0.0%
*   Commerzbank AG                           27,835     375,513       0.1%
    CompuGroup Medical AG                     1,589      45,420       0.0%
*   Constantin Medien AG                      3,713       6,775       0.0%
#   Continental AG                            3,052     715,250       0.2%
    CropEnergies AG                           1,674       5,462       0.0%
#   CTS Eventim AG & Co. KGaA                 1,413      48,153       0.0%
    Daimler AG                               19,756   1,899,474       0.5%
#   Delticom AG                                  86       1,926       0.0%
    Deutsche Annington Immobilien SE          1,178      39,547       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
GERMANY -- (Continued)
    Deutsche Bank AG(5750355)                16,124 $515,675       0.1%
    Deutsche Bank AG(D18190898)              16,279  522,556       0.1%
    Deutsche Boerse AG                        3,237  268,230       0.1%
*   Deutsche Lufthansa AG                     4,149   57,221       0.0%
    Deutsche Post AG                         17,877  588,658       0.2%
    Deutsche Telekom AG                      49,700  913,518       0.2%
    Deutsche Telekom AG Sponsored ADR         6,013  110,459       0.0%
    Deutsche Wohnen AG                       11,786  309,152       0.1%
    Deutz AG                                  4,780   23,136       0.0%
*   Dialog Semiconductor P.L.C.               2,787  125,663       0.0%
    DMG Mori Seiki AG                         3,892  136,559       0.0%
    Drillisch AG                              2,194  100,900       0.0%
    Duerr AG                                  1,262  129,175       0.0%
    E.ON SE                                  21,141  329,123       0.1%
    Elmos Semiconductor AG                    1,078   20,682       0.0%
    ElringKlinger AG                          1,506   41,459       0.0%
*   Evotec AG                                 6,271   25,984       0.0%
    Fielmann AG                               1,324   89,934       0.0%
    Fraport AG Frankfurt Airport Services
      Worldwide                               1,504   95,127       0.0%
    Freenet AG                                5,218  169,012       0.1%
    Fresenius Medical Care AG & Co. KGaA      5,584  469,288       0.1%
    Fresenius Medical Care AG & Co. KGaA ADR    900   37,773       0.0%
    Fresenius SE & Co. KGaA                  13,241  787,746       0.2%
#   Fuchs Petrolub SE                         1,726   64,397       0.0%
    GEA Group AG                              7,460  358,273       0.1%
#   Gerresheimer AG                           1,582   89,536       0.0%
    Gerry Weber International AG                992   32,424       0.0%
    Gesco AG                                    211   17,323       0.0%
    GFK SE                                      679   25,982       0.0%
    GFT Technologies AG                       1,964   37,011       0.0%
    Grammer AG                                  916   35,180       0.0%
    Grenkeleasing AG                            342   45,578       0.0%
*   H&R AG                                       95      829       0.0%
    Hamburger Hafen und Logistik AG             465   10,256       0.0%
#   Hannover Rueck SE                         3,088  313,897       0.1%
    HeidelbergCement AG                       5,261  403,836       0.1%
*   Heidelberger Druckmaschinen AG            5,179   13,888       0.0%
    Henkel AG & Co. KGaA                      1,922  194,690       0.1%
#   Hochtief AG                               1,447  111,805       0.0%
    Hugo Boss AG                              1,414  173,993       0.1%
    Indus Holding AG                          1,216   63,608       0.0%
    Infineon Technologies AG                 19,110  224,671       0.1%
    Infineon Technologies AG ADR              7,164   84,249       0.0%
    Jenoptik AG                               3,400   40,992       0.0%
    K+S AG                                    8,186  266,859       0.1%
*   Kloeckner & Co. SE                        4,240   40,559       0.0%
*   Kontron AG                                4,419   24,941       0.0%
    Krones AG                                   579   63,899       0.0%
#   KUKA AG                                   1,177   83,616       0.0%
    KWS Saat SE                                 115   34,708       0.0%
    LANXESS AG                                4,459  237,997       0.1%
#   Leoni AG                                  1,659  106,243       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
GERMANY -- (Continued)
    Linde AG                                  3,075 $600,884       0.2%
    LPKF Laser & Electronics AG               1,858   21,782       0.0%
#   MAN SE                                      957  103,828       0.0%
#*  Manz AG                                     207   19,939       0.0%
    Merck KGaA                                2,074  223,588       0.1%
    Metro AG                                  5,878  213,047       0.1%
    MLP AG                                      696    2,975       0.0%
    MTU Aero Engines AG                       1,677  164,860       0.1%
#   Muenchener
      Rueckversicherungs-Gesellschaft AG      4,406  860,040       0.2%
    Nemetschek AG                               249   32,370       0.0%
*   Nordex SE                                 2,066   44,220       0.0%
    Norma Group SE                            1,455   77,286       0.0%
    Osram Licht AG                            2,726  143,632       0.1%
*   Patrizia Immobilien AG                    3,966   78,114       0.0%
    Pfeiffer Vacuum Technology AG               214   19,943       0.0%
#   PNE Wind AG                               7,350   18,070       0.0%
#   Puma SE                                     191   38,961       0.0%
#   QSC AG                                    4,612    9,261       0.0%
    R Stahl AG                                  392   17,554       0.0%
#   Rational AG                                 122   42,996       0.0%
    Rheinmetall AG                            1,210   61,949       0.0%
    Rhoen Klinikum AG                         1,696   46,954       0.0%
    RTL Group SA                                116   10,875       0.0%
    RWE AG                                   18,215  452,632       0.1%
    SAF-Holland SA                            1,934   29,281       0.0%
    SAP SE                                    7,956  601,195       0.2%
    SAP SE Sponsored ADR                      2,510  189,982       0.1%
    Schaltbau Holding AG                        344   20,356       0.0%
#*  SGL Carbon SE                             1,231   19,958       0.0%
    SHW AG                                      515   22,904       0.0%
    Siemens AG                                6,179  672,163       0.2%
    Siemens AG Sponsored ADR                  2,787  303,198       0.1%
    Sixt SE                                     590   28,252       0.0%
#*  SMA Solar Technology AG                     500    7,423       0.0%
    Software AG                               2,593   74,857       0.0%
    Stada Arzneimittel AG                     2,750  100,592       0.0%
    Stroeer Media SE                          1,675   61,929       0.0%
#   Suedzucker AG                               954   14,379       0.0%
*   Suss Microtec AG                          1,680   10,223       0.0%
    Symrise AG                                3,724  225,799       0.1%
    TAG Immobilien AG                         2,061   26,388       0.0%
#   Takkt AG                                    951   17,326       0.0%
#*  Talanx AG                                 2,351   74,787       0.0%
    Telefonica Deutschland Holding AG        30,768  190,688       0.1%
    ThyssenKrupp AG                          12,170  323,350       0.1%
    United Internet AG                        3,404  152,189       0.1%
#   Volkswagen AG                               721  182,639       0.1%
#   Vossloh AG                                  284   17,872       0.0%
    VTG AG                                      506   11,627       0.0%
    Wacker Chemie AG                          1,150  142,632       0.0%
    Wacker Neuson SE                          1,285   32,983       0.0%
    Wincor Nixdorf AG                           165    6,245       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
GERMANY -- (Continued)
    Wirecard AG                               2,750 $   120,778       0.0%
    XING AG                                      95      15,697       0.0%
#   Zeal Network SE                             389      21,153       0.0%
                                                    -----------       ---
TOTAL GERMANY                                        25,377,001       6.4%
                                                    -----------       ---
HONG KONG -- (1.9%)
    AIA Group, Ltd.                         100,400     667,708       0.2%
    Allied Properties HK, Ltd.               48,000      11,696       0.0%
    APT Satellite Holdings, Ltd.             19,500      30,519       0.0%
    Asia Satellite Telecommunications
      Holdings, Ltd.                          3,000      10,626       0.0%
    ASM Pacific Technology, Ltd.              5,700      63,693       0.0%
    Associated International Hotels, Ltd.     4,000      12,131       0.0%
    Bank of East Asia, Ltd. (The)            26,400     114,537       0.0%
    BOC Hong Kong Holdings, Ltd.             67,500     262,248       0.1%
#*  Brightoil Petroleum Holdings, Ltd.       83,000      26,343       0.0%
    Cathay Pacific Airways, Ltd.             35,000      90,037       0.0%
    Cheung Kong Infrastructure Holdings,
      Ltd.                                    9,000      76,358       0.0%
    Chow Sang Sang Holdings International,
      Ltd.                                   11,000      25,245       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.      14,200      17,295       0.0%
    CITIC Telecom International Holdings,
      Ltd.                                   88,000      36,253       0.0%
    CK Hutchison Holdings, Ltd.              22,000     476,661       0.1%
    CK Life Sciences International
      Holdings, Inc.                        286,000      32,384       0.0%
    CLP Holdings, Ltd.                       27,500     240,727       0.1%
    Dickson Concepts International, Ltd.      6,500       2,806       0.0%
    Emperor International Holdings, Ltd.    140,000      34,614       0.0%
#   Esprit Holdings, Ltd.                    12,900      12,188       0.0%
    Far East Consortium International, Ltd.  64,000      30,474       0.0%
    First Pacific Co., Ltd.                 172,000     166,758       0.1%
*   G-Resources Group, Ltd.                 488,400      16,089       0.0%
    Giordano International, Ltd.             14,000       6,950       0.0%
*   Global Brands Group Holding, Ltd.        93,360      18,977       0.0%
    Glorious Sun Enterprises, Ltd.           14,000       3,121       0.0%
#   Haitong International Securities
      Group, Ltd.                            34,000      37,551       0.0%
    Hang Lung Group, Ltd.                    10,000      53,009       0.0%
    Hang Lung Properties, Ltd.               27,000      91,101       0.0%
    Hang Seng Bank, Ltd.                     12,700     247,583       0.1%
    Harbour Centre Development, Ltd.          2,000       3,657       0.0%
    Henderson Land Development Co., Ltd.     39,298     316,068       0.1%
    HKR International, Ltd.                  48,800      27,676       0.0%
    Hong Kong & China Gas Co., Ltd.          79,641     189,705       0.1%
    Hong Kong Aircraft Engineering Co.,
      Ltd.                                      800       8,754       0.0%
    Hong Kong Exchanges and Clearing, Ltd.   12,600     480,315       0.1%
    Hongkong & Shanghai Hotels (The)          6,500       9,527       0.0%
#   Hongkong Chinese, Ltd.                   58,000      13,378       0.0%
    Hopewell Holdings, Ltd.                  15,500      59,511       0.0%
    Hutchison Whampoa, Ltd.                  31,000     454,955       0.1%
    Hysan Development Co., Ltd.              26,000     119,468       0.1%
    Kerry Logistics Network, Ltd.            14,500      23,315       0.0%
    Kerry Properties, Ltd.                   36,000     145,999       0.1%
    Kingston Financial Group, Ltd.           96,000      26,556       0.0%
    Kowloon Development Co., Ltd.             7,000       8,968       0.0%
    L'Occitane International SA              20,500      60,602       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
HONG KONG -- (Continued)
    Lai Sun Development Co., Ltd.            659,000 $   17,685       0.0%
    Li & Fung, Ltd.                           93,360     95,084       0.0%
    Luk Fook Holdings International, Ltd.     14,000     43,685       0.0%
    Man Wah Holdings, Ltd.                    35,200     45,580       0.0%
    Melco Crown Entertainment, Ltd. ADR        1,858     37,940       0.0%
#*  Midland Holdings, Ltd.                    18,000      8,403       0.0%
    MTR Corp., Ltd.                           10,051     49,204       0.0%
    NagaCorp, Ltd.                            48,000     34,587       0.0%
    New World Development Co., Ltd.           55,914     74,018       0.0%
    Newocean Energy Holdings, Ltd.            50,000     27,841       0.0%
    NWS Holdings, Ltd.                        34,655     58,455       0.0%
    Orient Overseas International, Ltd.       11,000     67,442       0.0%
    Pacific Basin Shipping, Ltd.              62,000     22,960       0.0%
    Pacific Textile Holdings, Ltd.            20,000     27,824       0.0%
    PCCW, Ltd.                               101,000     67,502       0.0%
    Power Assets Holdings, Ltd.               17,000    171,040       0.1%
    Prada SpA                                  9,500     51,393       0.0%
    Public Financial Holdings, Ltd.            6,000      3,157       0.0%
    Regal Hotels International Holdings,
      Ltd.                                    26,000     16,123       0.0%
#   SA SA International Holdings, Ltd.        38,000     19,284       0.0%
    Samsonite International SA                35,100    128,016       0.1%
    Shangri-La Asia, Ltd.                    112,000    170,155       0.1%
    Shun Tak Holdings, Ltd.                   11,000      6,373       0.0%
    Singamas Container Holdings, Ltd.         96,000     18,044       0.0%
    Sino Land Co., Ltd.                      128,590    226,566       0.1%
    Sitoy Group Holdings, Ltd.                15,000      9,309       0.0%
    Stella International Holdings, Ltd.       10,500     28,184       0.0%
    Sun Hung Kai & Co., Ltd.                   9,000      9,337       0.0%
    Sun Hung Kai Properties, Ltd.             29,207    485,461       0.1%
    Swire Pacific, Ltd. Class A               25,500    344,252       0.1%
    Swire Pacific, Ltd. Class B               22,500     57,286       0.0%
    Swire Properties, Ltd.                    17,000     58,404       0.0%
    Techtronic Industries Co., Ltd.           32,000    112,628       0.0%
    Television Broadcasts, Ltd.                5,400     35,284       0.0%
    Texwinca Holdings, Ltd.                   14,000     13,576       0.0%
    Transport International Holdings, Ltd.    12,000     29,893       0.0%
    Trinity, Ltd.                             12,000      2,611       0.0%
*   United Laboratories International
      Holdings, Ltd. (The)                    34,000     22,981       0.0%
    Value Partners Group, Ltd.                50,000     92,829       0.0%
    Victory City International Holdings,
      Ltd.                                    41,042      7,500       0.0%
    Vitasoy International Holdings, Ltd.      20,000     36,566       0.0%
    VST Holdings, Ltd.                        74,400     29,311       0.0%
#   VTech Holdings, Ltd.                       7,800    108,367       0.0%
    Wharf Holdings, Ltd. (The)                27,000    195,059       0.1%
    Wheelock & Co., Ltd.                      15,000     84,175       0.0%
#   Wynn Macau, Ltd.                           4,800      9,704       0.0%
    Xinyi Glass Holdings, Ltd.                66,000     43,812       0.0%
#   Xinyi Solar Holdings, Ltd.                34,000     11,888       0.0%
    Yue Yuen Industrial Holdings, Ltd.        32,000    120,766       0.1%
                                                     ----------       ---
TOTAL HONG KONG                                       8,301,680       2.1%
                                                     ----------       ---

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
IRELAND -- (0.5%)
*   Bank of Ireland                          963,988 $  372,652       0.1%
    C&C Group P.L.C.(B010DT8)                  1,711      6,915       0.0%
    C&C Group P.L.C.(B011Y09)                  4,812     19,498       0.0%
    CRH P.L.C.                                 6,940    194,998       0.1%
    CRH P.L.C. Sponsored ADR                  12,817    358,235       0.1%
    Dragon Oil P.L.C.                          7,016     66,017       0.0%
    FBD Holdings P.L.C.                        1,875     20,257       0.0%
    Glanbia P.L.C.                             7,752    143,668       0.0%
    Irish Continental Group P.L.C.             6,510     29,137       0.0%
*   Kenmare Resources P.L.C.                     953         53       0.0%
    Kerry Group P.L.C. Class A                 4,335    318,850       0.1%
    Kingspan Group P.L.C.                      2,432     48,251       0.0%
    Paddy Power P.L.C.                           456     40,767       0.0%
    Smurfit Kappa Group P.L.C.                13,852    424,099       0.1%
                                                     ----------       ---
TOTAL IRELAND                                         2,043,397       0.5%
                                                     ----------       ---
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.            8,946      8,391       0.0%
*   Airport City, Ltd.                         1,828     19,280       0.0%
    Amot Investments, Ltd.                     6,622     22,364       0.0%
    Azrieli Group                              1,869     80,632       0.0%
    Bank Hapoalim BM                          23,389    116,991       0.1%
*   Bank Leumi Le-Israel BM                   62,779    244,000       0.1%
    Bezeq The Israeli Telecommunication
      Corp., Ltd.                             52,652     99,725       0.0%
*   Ceragon Networks, Ltd.                     1,170      1,610       0.0%
*   Clal Insurance Enterprises Holdings,
      Ltd.                                       670     11,102       0.0%
*   Compugen, Ltd.                             1,357      8,803       0.0%
    Delek Automotive Systems, Ltd.             1,659     20,120       0.0%
    Delek Group, Ltd.                            148     41,289       0.0%
    Delta-Galil Industries, Ltd.                 572     17,843       0.0%
    Elbit Systems, Ltd.                          533     42,178       0.0%
    Electra, Ltd.                                 95     11,611       0.0%
*   EZchip Semiconductor, Ltd.(6554998)          325      6,373       0.0%
*   EZchip Semiconductor, Ltd.(M4146Y108)      1,766     34,366       0.0%
    First International Bank Of Israel, Ltd.   1,094     15,360       0.0%
#   Formula Systems 1985, Ltd.                   947     25,810       0.0%
    Frutarom Industries, Ltd.                  2,422    102,996       0.0%
    Harel Insurance Investments & Financial
      Services, Ltd.                           3,840     17,939       0.0%
    Israel Chemicals, Ltd.                    16,450    115,096       0.1%
*   Israel Discount Bank, Ltd. Class A         2,038      3,580       0.0%
    Ituran Location and Control, Ltd.          1,339     30,569       0.0%
*   Jerusalem Oil Exploration                    604     23,068       0.0%
    Melisron, Ltd.                               907     34,778       0.0%
    Menorah Mivtachim Holdings, Ltd.           1,148     11,371       0.0%
    Migdal Insurance & Financial Holding,
      Ltd.                                    24,040     29,108       0.0%
*   Mizrahi Tefahot Bank, Ltd.                 8,534     95,453       0.0%
*   Nitsba Holdings 1995, Ltd.                   720     12,201       0.0%
*   Oil Refineries, Ltd.                      40,604     14,508       0.0%
    Osem Investments, Ltd.                     1,359     29,017       0.0%
*   Partner Communications Co., Ltd.           1,994      5,019       0.0%
    Paz Oil Co., Ltd.                            272     41,608       0.0%
    Rami Levy Chain Stores Hashikma
      Marketing 2006, Ltd.                       546     22,129       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ISRAEL -- (Continued)
#   Shikun & Binui, Ltd.                      11,788 $   26,452       0.0%
*   Strauss Group, Ltd.                        1,978     35,226       0.0%
    Teva Pharmaceutical Industries, Ltd.       1,732    105,244       0.1%
    Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR                            6,848    413,756       0.1%
*   Tower Semiconductor, Ltd.                  2,555     37,278       0.0%
                                                     ----------       ---
TOTAL ISRAEL                                          2,034,244       0.5%
                                                     ----------       ---
ITALY -- (2.2%)
    A2A SpA                                   64,368     74,151       0.0%
    ACEA SpA                                   2,982     40,150       0.0%
    Alerion Cleanpower SpA                     2,105      7,109       0.0%
    Amplifon SpA                               7,609     59,266       0.0%
    Ansaldo STS SpA                            6,924     73,612       0.0%
#*  Arnoldo Mondadori Editore SpA              3,462      4,274       0.0%
    Assicurazioni Generali SpA                26,246    512,825       0.2%
#   Astaldi SpA                                2,155     18,734       0.0%
*   Autogrill SpA                              1,407     13,457       0.0%
    Azimut Holding SpA                         4,861    142,683       0.1%
    Banca Generali SpA                         2,892     97,062       0.0%
    Banca IFIS SpA                             1,361     27,924       0.0%
#*  Banca Monte dei Paschi di Siena SpA       94,353     58,151       0.0%
*   Banca Popolare dell'Emilia Romagna SC     25,982    213,723       0.1%
#*  Banca Popolare dell'Etruria e del Lazio
      SC                                       1,087        711       0.0%
*   Banca Popolare di Milano Scarl           138,517    142,732       0.1%
    Banca Popolare di Sondrio SCARL           16,999     77,151       0.0%
*   Banco Popolare SC                            425      6,724       0.0%
*   BasicNet SpA                               3,053     12,821       0.0%
    Brembo SpA                                 1,177     47,083       0.0%
#   Brunello Cucinelli SpA                       716     13,286       0.0%
    Buzzi Unicem SpA                             725     11,669       0.0%
    Cementir Holding SpA                       3,817     26,917       0.0%
*   CIR-Compagnie Industriali Riunite SpA     32,447     38,801       0.0%
    CNH Industrial NV                         28,765    252,734       0.1%
    Credito Emiliano SpA                       4,203     35,062       0.0%
*   Credito Valtellinese SC                   76,092     94,959       0.0%
    Danieli & C Officine Meccaniche SpA          917     22,312       0.0%
    Datalogic SpA                              1,866     24,219       0.0%
    Davide Campari-Milano SpA                  4,432     34,276       0.0%
    De' Longhi                                 4,371     98,585       0.0%
    DiaSorin SpA                                 691     31,546       0.0%
*   Ei Towers SpA                                518     31,380       0.0%
    Enel SpA                                  95,391    452,147       0.1%
    Engineering SpA                              345     21,545       0.0%
    Eni SpA                                   46,049    883,489       0.2%
    Eni SpA Sponsored ADR                        600     23,058       0.0%
    ERG SpA                                    3,337     47,971       0.0%
    Esprinet SpA                               1,834     17,627       0.0%
    Falck Renewables SpA                       2,083      2,746       0.0%
*   Finmeccanica SpA                          19,361    247,025       0.1%
#*  Geox SpA                                     707      2,583       0.0%
*   Gruppo Editoriale L'Espresso SpA           2,471      3,239       0.0%
    Hera SpA                                  24,963     65,848       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ITALY -- (Continued)
*   IMMSI SpA                                 13,995 $    9,789       0.0%
    Industria Macchine Automatiche SpA           607     30,906       0.0%
*   Intek Group SpA                            9,436      3,819       0.0%
    Interpump Group SpA                        2,221     37,350       0.0%
    Intesa Sanpaolo SpA                      224,629    754,641       0.2%
    Iren SpA                                  22,837     33,526       0.0%
    Italcementi SpA                            7,163     51,039       0.0%
    Italmobiliare SpA                            371     12,112       0.0%
    Luxottica Group SpA                        4,722    310,976       0.1%
#*  Maire Tecnimont SpA                       11,666     34,921       0.0%
    MARR SpA                                   1,526     30,653       0.0%
*   Mediaset SpA                               9,368     48,148       0.0%
    Mediobanca SpA                             2,820     27,375       0.0%
#   Piaggio & C SpA                            7,738     23,470       0.0%
    Pirelli & C. SpA                          13,546    234,371       0.1%
    Prysmian SpA                              11,461    233,725       0.1%
    Recordati SpA                              4,103     81,756       0.0%
    Reply SpA                                    258     27,613       0.0%
*   Safilo Group SpA                           1,166     16,962       0.0%
#*  Saipem SpA                                10,898    144,488       0.1%
*   Salini Impregilo SpA                      12,528     54,666       0.0%
    Salvatore Ferragamo SpA                    2,777     86,355       0.0%
*   Saras SpA                                  7,534     14,608       0.0%
    Snam SpA                                  50,649    263,838       0.1%
    Societa Cattolica di Assicurazioni SCRL    4,470     38,189       0.0%
    Societa Iniziative Autostradali e
      Servizi SpA                              3,086     35,641       0.0%
*   Sogefi SpA                                 5,901     19,688       0.0%
    SOL SpA                                    1,421     12,490       0.0%
*   Sorin SpA                                 15,740     49,543       0.0%
#*  Telecom Italia SpA                       421,186    497,112       0.1%
*   Telecom Italia SpA Sponsored ADR           6,420     75,435       0.0%
    Tenaris SA(7538515)                        6,744    103,549       0.0%
    Tenaris SA(2167367)                        2,200     67,650       0.0%
    Terna Rete Elettrica Nazionale SpA       106,140    500,380       0.2%
    Tod's SpA                                    420     38,535       0.0%
    Trevi Finanziaria Industriale SpA          6,311     18,418       0.0%
    UniCredit SpA                            127,518    915,340       0.3%
    Unione di Banche Italiane SCPA            16,237    128,879       0.1%
    Unipol Gruppo Finanziario SpA             13,846     72,637       0.0%
    UnipolSai SpA                             37,625    105,289       0.0%
    Vittoria Assicurazioni SpA                 2,148     23,414       0.0%
*   World Duty Free SpA                        7,240     80,822       0.0%
*   Yoox SpA                                   2,170     68,355       0.0%
                                                     ----------       ---
TOTAL ITALY                                           9,531,840       2.4%
                                                     ----------       ---
JAPAN -- (19.3%)
    77 Bank, Ltd. (The)                        5,000     28,856       0.0%
    Accordia Golf Co., Ltd.                    3,700     37,631       0.0%
    ADEKA Corp.                                4,200     59,240       0.0%
    Advan Co., Ltd.                              500      6,739       0.0%
#   Advantest Corp.                            6,700     78,989       0.0%
    Advantest Corp. ADR                          500      5,910       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Aeon Co., Ltd.                           37,099 $461,544       0.1%
    Aeon Delight Co., Ltd.                    1,200   31,779       0.0%
    Ahresty Corp.                               200    1,434       0.0%
    Ai Holdings Corp.                         2,100   38,189       0.0%
    Aica Kogyo Co., Ltd.                      2,900   66,603       0.0%
    Aichi Bank, Ltd. (The)                      300   15,691       0.0%
    Aichi Steel Corp.                         9,000   43,266       0.0%
    Aida Engineering, Ltd.                    4,900   55,862       0.0%
    Ain Pharmaciez, Inc.                      1,200   42,337       0.0%
    Air Water, Inc.                          10,000  177,604       0.1%
    Aisan Industry Co., Ltd.                  1,700   16,003       0.0%
    Aisin Seiki Co., Ltd.                     6,000  274,368       0.1%
#   Akebono Brake Industry Co., Ltd.          3,100   10,849       0.0%
    Akita Bank, Ltd. (The)                    7,000   21,616       0.0%
    Alfresa Holdings Corp.                    5,200   77,931       0.0%
#   Alpen Co., Ltd.                           1,500   24,509       0.0%
    Alpine Electronics, Inc.                  2,300   46,739       0.0%
    Alps Electric Co., Ltd.                   7,000  173,883       0.1%
    Amada Holdings Co., Ltd.                 18,000  181,642       0.1%
    Amano Corp.                               3,100   39,876       0.0%
    ANA Holdings, Inc.                       19,000   52,530       0.0%
    Anritsu Corp.                             2,000   14,340       0.0%
    AOKI Holdings, Inc.                       1,600   22,178       0.0%
    Aomori Bank, Ltd. (The)                  10,000   33,005       0.0%
    Aoyama Trading Co., Ltd.                  1,600   55,341       0.0%
    Aozora Bank, Ltd.                        35,000  130,915       0.1%
    Arakawa Chemical Industries, Ltd.           300    3,318       0.0%
    Arcland Sakamoto Co., Ltd.                  900   21,709       0.0%
    Arcs Co., Ltd.                            2,023   42,326       0.0%
*   Arisawa Manufacturing Co., Ltd.           1,400   11,689       0.0%
    As One Corp.                              1,100   35,316       0.0%
#   Asahi Co., Ltd.                           2,300   20,316       0.0%
    Asahi Diamond Industrial Co., Ltd.        3,400   41,798       0.0%
    Asahi Glass Co., Ltd.                    38,000  255,738       0.1%
    Asahi Group Holdings, Ltd.                7,100  228,315       0.1%
    Asahi Holdings, Inc.                      1,500   28,226       0.0%
    Asahi Intecc Co., Ltd.                      800   49,267       0.0%
    Asahi Kasei Corp.                        42,000  395,498       0.1%
    Asahi Organic Chemicals Industry Co.,
      Ltd.                                    4,000    9,044       0.0%
    Asatsu-DK, Inc.                           1,500   41,244       0.0%
    Asics Corp.                               6,800  174,490       0.1%
    ASKUL Corp.                                 800   18,731       0.0%
    Astellas Pharma, Inc.                    39,300  611,928       0.2%
#   Atom Corp.                                2,100   13,790       0.0%
    Autobacs Seven Co., Ltd.                  1,200   18,691       0.0%
#   Avex Group Holdings, Inc.                 2,300   35,497       0.0%
    Awa Bank, Ltd. (The)                      2,000   11,872       0.0%
    Axial Retailing, Inc.                       400   11,658       0.0%
    Azbil Corp.                               3,500   92,197       0.0%
    Bandai Namco Holdings, Inc.               4,300   88,336       0.0%
    Bando Chemical Industries, Ltd.           3,000   11,963       0.0%
#   Bank of Iwate, Ltd. (The)                   900   40,416       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Bank of Kyoto, Ltd. (The)                22,000 $239,833       0.1%
    Bank of Okinawa, Ltd. (The)                 900   37,983       0.0%
    Bank of Saga, Ltd. (The)                  8,000   21,125       0.0%
    Bank of the Ryukyus, Ltd.                 1,800   26,260       0.0%
    Bank of Yokohama, Ltd. (The)             32,000  203,090       0.1%
    Belc Co., Ltd.                              600   17,495       0.0%
    Belluna Co., Ltd.                         2,600   12,555       0.0%
    Benesse Holdings, Inc.                    6,600  206,849       0.1%
#   Bic Camera, Inc.                          6,000   59,835       0.0%
    BML, Inc.                                   400   12,177       0.0%
    Bridgestone Corp.                        14,600  611,502       0.2%
    Broadleaf Co., Ltd.                         200    3,118       0.0%
    Brother Industries, Ltd.                  7,800  124,101       0.1%
    Bunka Shutter Co., Ltd.                   6,000   54,505       0.0%
    C Uyemura & Co., Ltd.                       400   19,824       0.0%
    Calbee, Inc.                              2,400   97,715       0.0%
    Calsonic Kansei Corp.                     8,000   58,317       0.0%
    Canon Electronics, Inc.                   1,800   36,108       0.0%
    Canon Marketing Japan, Inc.               3,600   67,625       0.0%
    Canon, Inc.                              14,900  531,255       0.2%
#   Canon, Inc. Sponsored ADR                 8,300  295,480       0.1%
    Capcom Co., Ltd.                          1,700   31,666       0.0%
#   Casio Computer Co., Ltd.                  9,200  186,009       0.1%
    Cawachi, Ltd.                             2,000   32,108       0.0%
    Central Glass Co., Ltd.                   7,000   32,163       0.0%
    Central Japan Railway Co.                 1,500  267,910       0.1%
    Century Tokyo Leasing Corp.               2,300   72,622       0.0%
    Chiba Bank, Ltd. (The)                   20,000  164,368       0.1%
    Chiba Kogyo Bank, Ltd. (The)              3,300   22,795       0.0%
    Chiyoda Co., Ltd.                         1,200   25,650       0.0%
    Chiyoda Integre Co., Ltd.                   500   12,415       0.0%
    Chubu Electric Power Co., Inc.            5,600   74,226       0.0%
    Chubu Shiryo Co., Ltd.                    1,000    6,000       0.0%
    Chugai Pharmaceutical Co., Ltd.           3,000   91,235       0.0%
    Chugoku Bank, Ltd. (The)                  5,200   83,544       0.0%
    Chugoku Electric Power Co., Inc. (The)    2,600   38,171       0.0%
    Chugoku Marine Paints, Ltd.               2,000   17,329       0.0%
    Chukyo Bank, Ltd. (The)                   8,000   15,111       0.0%
    Chuo Spring Co., Ltd.                     1,000    2,740       0.0%
    Citizen Holdings Co., Ltd.               15,800  125,036       0.1%
    CKD Corp.                                 5,100   46,736       0.0%
#   Clarion Co., Ltd.                         7,000   19,440       0.0%
    Cleanup Corp.                               600    4,774       0.0%
#   CMIC Holdings Co., Ltd.                   1,200   17,824       0.0%
*   CMK Corp.                                 2,600    6,496       0.0%
#   Coca-Cola East Japan Co., Ltd.            3,600   67,273       0.0%
    Coca-Cola West Co., Ltd.                  4,600   73,185       0.0%
    Cocokara fine, Inc.                         400   12,203       0.0%
#   COLOPL, Inc.                              2,600   53,241       0.0%
#   Colowide Co., Ltd.                        4,200   58,039       0.0%
    COMSYS Holdings Corp.                     1,600   22,291       0.0%
    COOKPAD, Inc.                               900   38,313       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
*   Cosmo Oil Co., Ltd.                      54,000 $ 80,059       0.0%
    Cosmos Pharmaceutical Corp.                 400   53,853       0.0%
    CREATE SD HOLDINGS Co., Ltd.                400   17,419       0.0%
    Dai Nippon Printing Co., Ltd.            23,000  237,604       0.1%
    Dai-Dan Co., Ltd.                         1,000    6,867       0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)  18,000  295,846       0.1%
    Daibiru Corp.                             1,100   10,801       0.0%
    Daicel Corp.                             10,000  120,561       0.1%
    Daido Metal Co., Ltd.                     3,000   32,557       0.0%
    Daido Steel Co., Ltd.                    21,000  100,413       0.0%
    Daidoh, Ltd.                                500    2,140       0.0%
    Daifuku Co., Ltd.                         2,500   33,305       0.0%
#   Daihatsu Motor Co., Ltd.                  3,500   50,699       0.0%
    Daihen Corp.                              2,000    9,763       0.0%
    Daiichi Jitsugyo Co., Ltd.                2,000   10,546       0.0%
#   Daiichi Sankyo Co., Ltd.                 12,900  224,056       0.1%
    Daiichikosho Co., Ltd.                    1,100   35,477       0.0%
    Daikin Industries, Ltd.                   4,500  303,161       0.1%
    Daikyo, Inc.                             12,000   18,055       0.0%
    Dainichiseika Color & Chemicals
      Manufacturing Co., Ltd.                 4,000   21,619       0.0%
    Daio Paper Corp.                          4,000   42,437       0.0%
    Daisan Bank, Ltd. (The)                   2,000    3,298       0.0%
    Daiseki Co., Ltd.                         1,100   19,576       0.0%
    Daiso Co., Ltd.                           4,000   13,991       0.0%
    Daito Trust Construction Co., Ltd.        1,400  163,031       0.1%
    Daiwa House Industry Co., Ltd.            9,400  209,855       0.1%
    Daiwa Securities Group, Inc.             28,000  232,283       0.1%
    Daiwabo Holdings Co., Ltd.                8,000   13,337       0.0%
    DCM Holdings Co., Ltd.                    5,800   48,370       0.0%
#   Dena Co., Ltd.                            3,600   71,914       0.0%
    Denki Kagaku Kogyo K.K.                  20,000   81,664       0.0%
    Denso Corp.                               7,500  372,343       0.1%
    Dentsu, Inc.                              8,900  414,871       0.1%
    Denyo Co., Ltd.                           2,000   30,226       0.0%
    Descente, Ltd.                            2,000   25,676       0.0%
    DIC Corp.                                44,000  133,121       0.1%
    Disco Corp.                                 800   72,854       0.0%
    DMG Mori Seiki Co., Ltd.                  1,900   30,987       0.0%
    Don Quijote Holdings Co., Ltd.              500   38,147       0.0%
    Doshisha Co., Ltd.                        2,000   30,003       0.0%
    Doutor Nichires Holdings Co., Ltd.        1,900   35,887       0.0%
    Dowa Holdings Co., Ltd.                  12,000  107,689       0.0%
    Dr Ci:Labo Co., Ltd.                        900   33,860       0.0%
    DTS Corp.                                 1,600   32,564       0.0%
    Eagle Industry Co., Ltd.                  1,900   38,369       0.0%
    Earth Chemical Co., Ltd.                    900   33,092       0.0%
    East Japan Railway Co.                    3,400  300,516       0.1%
    Ebara Corp.                              31,000  137,812       0.1%
#   EDION Corp.                               1,300    9,489       0.0%
#   Ehime Bank, Ltd. (The)                    8,000   16,937       0.0%
    Eighteenth Bank, Ltd. (The)              11,000   36,008       0.0%
    Eiken Chemical Co., Ltd.                  1,100   21,791       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Eisai Co., Ltd.                           2,300 $153,312       0.1%
    Eizo Corp.                                1,100   24,400       0.0%
    Elecom Co., Ltd.                            500   11,259       0.0%
    Electric Power Development Co., Ltd.      2,700   90,637       0.0%
    Enplas Corp.                                300   12,073       0.0%
    EPS Holdings, Inc.                        2,000   23,292       0.0%
    Exedy Corp.                               1,900   46,663       0.0%
    Ezaki Glico Co., Ltd.                     1,500   62,469       0.0%
#   F@N Communications, Inc.                  1,600   13,308       0.0%
    FALCO HOLDINGS Co., Ltd.                    200    2,283       0.0%
    FamilyMart Co., Ltd.                      1,200   51,676       0.0%
    Fancl Corp.                               1,500   19,503       0.0%
    FANUC Corp.                               2,500  549,907       0.2%
    Fast Retailing Co., Ltd.                    700  275,716       0.1%
    FCC Co., Ltd.                             2,100   34,071       0.0%
    Ferrotec Corp.                            3,900   22,657       0.0%
#   FIDEA Holdings Co., Ltd.                  5,200   10,351       0.0%
#   Financial Products Group Co., Ltd.        5,400   55,777       0.0%
#   FINDEX, Inc.                                600    7,873       0.0%
    Foster Electric Co., Ltd.                 1,900   49,168       0.0%
    FP Corp.                                  1,000   35,877       0.0%
    Fudo Tetra Corp.                         10,600   20,041       0.0%
    Fuji Co., Ltd.                            1,000   17,890       0.0%
#   Fuji Corp., Ltd.                          1,100    6,102       0.0%
    Fuji Electric Co., Ltd.                  22,000  103,750       0.0%
    Fuji Heavy Industries, Ltd.              11,500  384,560       0.1%
#   Fuji Kyuko Co., Ltd.                      2,000   18,777       0.0%
    Fuji Media Holdings, Inc.                 2,800   39,199       0.0%
    Fuji Oil Co., Ltd.                        3,300   47,982       0.0%
    Fuji Seal International, Inc.             1,300   39,001       0.0%
    Fuji Soft, Inc.                             600   12,199       0.0%
    FUJIFILM Holdings Corp.                   6,300  237,302       0.1%
    Fujikura, Ltd.                           18,000   85,731       0.0%
    Fujimori Kogyo Co., Ltd.                  1,000   31,457       0.0%
    Fujitec Co., Ltd.                         6,000   65,240       0.0%
    Fujitsu Frontech, Ltd.                      300    3,717       0.0%
    Fujitsu General, Ltd.                     3,000   43,209       0.0%
    Fujitsu, Ltd.                            69,000  457,356       0.1%
    FuKoKu Co., Ltd.                            200    1,933       0.0%
    Fukui Bank, Ltd. (The)                    7,000   15,745       0.0%
    Fukuoka Financial Group, Inc.            21,000  120,650       0.1%
    Fukushima Industries Corp.                  800   13,438       0.0%
#   Fukuyama Transporting Co., Ltd.           3,000   16,999       0.0%
    Furukawa Battery Co., Ltd. (The)          2,000   14,720       0.0%
    Furukawa Co., Ltd.                       17,000   29,498       0.0%
    Furukawa Electric Co., Ltd.              17,000   31,159       0.0%
    Furuno Electric Co., Ltd.                   400    3,246       0.0%
*   Futaba Industrial Co., Ltd.               1,400    7,035       0.0%
    Fuyo General Lease Co., Ltd.                400   16,362       0.0%
    Gecoss Corp.                                800    9,807       0.0%
    Geo Holdings Corp.                          900    9,775       0.0%
    Glory, Ltd.                               2,400   66,426       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    GMO internet, Inc.                        2,500 $ 31,428       0.0%
    GMO Payment Gateway, Inc.                 1,300   33,393       0.0%
    Godo Steel, Ltd.                          8,000   12,952       0.0%
    Goldcrest Co., Ltd.                       1,060   20,833       0.0%
#   Gree, Inc.                                5,400   34,865       0.0%
    GS Yuasa Corp.                           11,000   51,714       0.0%
    Gulliver International Co., Ltd.          1,500   11,733       0.0%
    Gun-Ei Chemical Industry Co., Ltd.        1,000    2,829       0.0%
#   GungHo Online Entertainment, Inc.         8,600   35,304       0.0%
    Gunma Bank, Ltd. (The)                   14,000   99,138       0.0%
    Gunze, Ltd.                               7,000   18,821       0.0%
    Gurunavi, Inc.                            1,600   29,611       0.0%
    H2O Retailing Corp.                       2,760   49,660       0.0%
    Hachijuni Bank, Ltd. (The)               23,000  179,302       0.1%
    Hakuhodo DY Holdings, Inc.                9,500  101,666       0.0%
    Hakuto Co., Ltd.                            400    4,861       0.0%
    Hamakyorex Co., Ltd.                        500   18,638       0.0%
    Hamamatsu Photonics K.K.                  1,800   52,503       0.0%
    Hankyu Hanshin Holdings, Inc.            21,000  126,758       0.1%
    Hanwa Co., Ltd.                          12,000   49,609       0.0%
    Happinet Corp.                            1,400   16,141       0.0%
    Harmonic Drive Systems, Inc.              2,100   44,351       0.0%
    Haseko Corp.                              6,800   67,145       0.0%
    Hazama Ando Corp.                         8,600   48,796       0.0%
    Heiwa Corp.                                 500   10,425       0.0%
    Heiwa Real Estate Co., Ltd.               2,100   28,501       0.0%
    Heiwado Co., Ltd.                           700   16,810       0.0%
    HI-LEX Corp.                              1,200   38,406       0.0%
    Hiday Hidaka Corp.                          960   23,337       0.0%
    Higashi-Nippon Bank, Ltd. (The)          10,000   35,355       0.0%
    Higo Bank, Ltd. (The)                     2,000   12,855       0.0%
    Hikari Tsushin, Inc.                        700   46,720       0.0%
    Hino Motors, Ltd.                         8,800  114,803       0.0%
    Hiroshima Bank, Ltd. (The)               33,000  192,747       0.1%
    HIS Co., Ltd.                             1,600   53,332       0.0%
    Hisamitsu Pharmaceutical Co., Inc.        1,300   56,022       0.0%
    Hitachi Capital Corp.                       500   11,328       0.0%
    Hitachi Chemical Co., Ltd.                5,500  106,458       0.0%
    Hitachi Construction Machinery Co., Ltd.  4,800   85,217       0.0%
    Hitachi High-Technologies Corp.           3,300   95,633       0.0%
    Hitachi Koki Co., Ltd.                    3,900   32,075       0.0%
    Hitachi Kokusai Electric, Inc.            4,000   55,403       0.0%
    Hitachi Metals, Ltd.                     11,110  173,752       0.1%
    Hitachi Transport System, Ltd.            1,900   30,642       0.0%
    Hitachi Zosen Corp.                      10,000   55,129       0.0%
    Hitachi, Ltd.                            57,000  388,905       0.1%
    Hitachi, Ltd. ADR                         3,100  210,490       0.1%
    Hogy Medical Co., Ltd.                      300   14,444       0.0%
*   Hokkaido Electric Power Co., Inc.         8,500   78,392       0.0%
    Hokuetsu Bank, Ltd. (The)                16,000   32,138       0.0%
    Hokuetsu Kishu Paper Co., Ltd.            4,500   24,478       0.0%
    Hokuhoku Financial Group, Inc.           11,000   26,306       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Hokuriku Electric Power Co.               7,200 $106,442       0.0%
    Hokuto Corp.                                700   12,572       0.0%
    Honda Motor Co., Ltd.                    22,000  737,558       0.2%
    Honda Motor Co., Ltd. Sponsored ADR       8,100  271,593       0.1%
    Honeys Co., Ltd.                          2,200   19,859       0.0%
    Horiba, Ltd.                              1,300   48,817       0.0%
    Hoshizaki Electric Co., Ltd.              1,200   70,598       0.0%
    Hosokawa Micron Corp.                     2,000   10,413       0.0%
#   House Foods Group, Inc.                   4,100   83,727       0.0%
    Hoya Corp.                                9,800  377,700       0.1%
    Hyakugo Bank, Ltd. (The)                  6,000   29,496       0.0%
    Hyakujushi Bank, Ltd. (The)               4,000   13,731       0.0%
    Ibiden Co., Ltd.                          5,300   92,695       0.0%
    Ichibanya Co., Ltd.                         600   26,956       0.0%
    Ichiyoshi Securities Co., Ltd.            2,000   21,472       0.0%
    Idemitsu Kosan Co., Ltd.                  7,100  137,540       0.1%
    IHI Corp.                                39,000  178,800       0.1%
    Iida Group Holdings Co., Ltd.             5,220   70,061       0.0%
    Iino Kaiun Kaisha, Ltd.                   6,200   32,612       0.0%
    Ikyu Corp.                                2,200   42,931       0.0%
#   Imperial Hotel, Ltd.                        400    8,836       0.0%
    Inaba Denki Sangyo Co., Ltd.                800   28,926       0.0%
    Inabata & Co., Ltd.                       1,200   12,624       0.0%
    Inageya Co., Ltd.                         2,000   22,458       0.0%
    Ines Corp.                                  500    4,744       0.0%
    Internet Initiative Japan, Inc.           1,300   21,981       0.0%
    Inui Global Logistics Co., Ltd.             400    3,350       0.0%
    Iriso Electronics Co., Ltd.                 600   41,639       0.0%
    Iseki & Co., Ltd.                        16,000   33,088       0.0%
    Isetan Mitsukoshi Holdings, Ltd.          6,840  110,669       0.0%
    Isuzu Motors, Ltd.                       13,400  177,601       0.1%
    IT Holdings Corp.                         1,600   31,507       0.0%
#   Ito En, Ltd.                              1,800   37,401       0.0%
    ITOCHU Corp.                             22,300  274,581       0.1%
    Itochu Enex Co., Ltd.                     4,500   40,636       0.0%
    Itochu Techno-Solutions Corp.             2,600   59,212       0.0%
    Itoham Foods, Inc.                        9,000   48,618       0.0%
    Itoki Corp.                               1,100    6,517       0.0%
    Iwatani Corp.                             9,000   60,871       0.0%
    Iyo Bank, Ltd. (The)                      8,500  105,884       0.0%
    Izumi Co., Ltd.                             700   27,724       0.0%
    J Front Retailing Co., Ltd.              10,100  168,303       0.1%
    J-Oil Mills, Inc.                        12,000   40,573       0.0%
#   Japan Airport Terminal Co., Ltd.            700   39,406       0.0%
    Japan Aviation Electronics Industry,
      Ltd.                                    2,000   48,044       0.0%
#*  Japan Communications, Inc.                2,200    8,071       0.0%
    Japan Exchange Group, Inc.                5,000  144,461       0.1%
    Japan Pulp & Paper Co., Ltd.              5,000   13,717       0.0%
    Japan Radio Co., Ltd.                     9,000   33,872       0.0%
#   Japan Steel Works, Ltd. (The)            14,000   64,609       0.0%
    Japan Tobacco, Inc.                      25,200  880,006       0.2%
    Japan Wool Textile Co., Ltd. (The)        1,000    7,517       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
JAPAN -- (Continued)
    Jeol, Ltd.                                1,000 $    5,062       0.0%
    JFE Holdings, Inc.                       12,000    270,898       0.1%
    JGC Corp.                                 5,000    104,054       0.0%
    Jimoto Holdings, Inc.                    10,800     20,534       0.0%
    Jin Co., Ltd.                               700     26,931       0.0%
    Joshin Denki Co., Ltd.                    2,000     16,045       0.0%
    Jowa Holdings Co., Ltd.                     700     28,380       0.0%
    Joyo Bank, Ltd. (The)                    16,000     87,519       0.0%
    JSP Corp.                                   800     15,155       0.0%
    JSR Corp.                                 5,200     88,699       0.0%
    JTEKT Corp.                               6,900    117,519       0.0%
    Juki Corp.                                9,000     26,618       0.0%
    Juroku Bank, Ltd. (The)                   8,000     31,849       0.0%
    JVC Kenwood Corp.                         3,820     11,603       0.0%
    JX Holdings, Inc.                        69,020    300,560       0.1%
#   K's Holdings Corp.                        1,419     47,380       0.0%
*   Kadokawa Dwango                           2,302     36,228       0.0%
    Kaga Electronics Co., Ltd.                  300      3,625       0.0%
    Kagoshima Bank, Ltd. (The)                4,000     28,792       0.0%
    Kajima Corp.                             22,403    107,015       0.0%
    Kaken Pharmaceutical Co., Ltd.            1,000     35,736       0.0%
    Kameda Seika Co., Ltd.                    1,100     44,799       0.0%
    Kamei Corp.                               2,000     14,661       0.0%
    Kanamoto Co., Ltd.                        2,000     58,498       0.0%
    Kandenko Co., Ltd.                        1,000      6,344       0.0%
    Kaneka Corp.                             17,000    118,522       0.1%
    Kanematsu Corp.                          16,000     25,140       0.0%
*   Kansai Electric Power Co., Inc. (The)    10,800    108,539       0.0%
    Kansai Paint Co., Ltd.                    7,000    124,778       0.1%
    Kao Corp.                                15,200    727,912       0.2%
    Kasai Kogyo Co., Ltd.                     1,100      9,400       0.0%
    Katakura Industries Co., Ltd.             1,200     12,944       0.0%
    Kato Sangyo Co., Ltd.                       900     19,050       0.0%
    Kato Works Co., Ltd.                      5,000     32,025       0.0%
    Kawasaki Heavy Industries, Ltd.          42,000    216,462       0.1%
    Kawasaki Kisen Kaisha, Ltd.              53,000    136,905       0.1%
    KDDI Corp.                               45,600  1,079,003       0.3%
    Keihanshin Building Co., Ltd.             1,700     10,039       0.0%
    Keihin Corp.                              2,700     44,225       0.0%
    Keikyu Corp.                              8,000     63,594       0.0%
    Keio Corp.                                7,000     54,065       0.0%
    Keisei Electric Railway Co., Ltd.         4,000     47,415       0.0%
    Kewpie Corp.                              3,500     85,395       0.0%
    Keyence Corp.                               500    266,924       0.1%
    Kikkoman Corp.                            4,000    114,075       0.0%
    Kintetsu Group Holdings Co., Ltd.        30,000    106,250       0.0%
    Kintetsu World Express, Inc.                800     36,850       0.0%
    Kinugawa Rubber Industrial Co., Ltd.      2,000      9,197       0.0%
    Kirin Holdings Co., Ltd.                 15,000    198,543       0.1%
    Kita-Nippon Bank, Ltd. (The)                300      8,227       0.0%
    Kitagawa Iron Works Co., Ltd.             5,000     10,539       0.0%
    Kitz Corp.                                7,500     38,036       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Kiyo Bank, Ltd. (The)                      1,000 $ 14,339       0.0%
    Koa Corp.                                  1,400   14,341       0.0%
    Kobayashi Pharmaceutical Co., Ltd.           600   42,041       0.0%
    Kobe Steel, Ltd.                         161,000  292,632       0.1%
    Kohnan Shoji Co., Ltd.                     1,900   21,192       0.0%
    Koito Manufacturing Co., Ltd.              1,100   38,492       0.0%
    Kokuyo Co., Ltd.                           4,400   40,192       0.0%
    Komatsu, Ltd.                             23,900  480,847       0.1%
    Konami Corp.                               2,800   51,386       0.0%
    Konica Minolta, Inc.                      14,000  154,589       0.1%
    Konishi Co., Ltd.                            300    5,260       0.0%
    Kose Corp.                                 1,300   84,777       0.0%
    Kubota Corp.                              16,000  250,416       0.1%
    Kubota Corp. Sponsored ADR                 1,000   77,850       0.0%
    Kumagai Gumi Co., Ltd.                     9,000   28,749       0.0%
#   Kura Corp.                                 1,000   38,566       0.0%
    Kurabo Industries, Ltd.                   13,000   22,781       0.0%
    Kuraray Co., Ltd.                         11,300  152,807       0.1%
#   Kureha Corp.                              10,000   45,766       0.0%
    Kurimoto, Ltd.                             8,000   15,366       0.0%
    Kurita Water Industries, Ltd.              4,700  122,127       0.1%
    Kuroda Electric Co., Ltd.                  1,800   32,358       0.0%
#   Kusuri No Aoki Co., Ltd.                     700   51,547       0.0%
    KYB Co., Ltd.                             13,000   49,360       0.0%
    Kyocera Corp.                              3,600  187,925       0.1%
    Kyocera Corp. Sponsored ADR                2,000  103,920       0.0%
    Kyoei Steel, Ltd.                          1,500   24,570       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.           2,700   30,034       0.0%
    Kyokuto Securities Co., Ltd.               1,500   22,421       0.0%
#   Kyokuyo Co., Ltd.                          2,000    4,614       0.0%
    KYORIN Holdings, Inc.                      2,000   46,004       0.0%
    Kyoritsu Maintenance Co., Ltd.               960   46,369       0.0%
    Kyosan Electric Manufacturing Co., Ltd.    2,000    6,320       0.0%
    Kyowa Exeo Corp.                           4,900   57,166       0.0%
    Kyowa Hakko Kirin Co., Ltd.                8,000  117,110       0.0%
    Kyudenko Corp.                             4,000   53,188       0.0%
*   Kyushu Electric Power Co., Inc.            9,500  101,319       0.0%
    Lasertec Corp.                             1,500   20,942       0.0%
    Lawson, Inc.                               1,800  129,438       0.1%
    LEC, Inc.                                    400    4,887       0.0%
*   Leopalace21 Corp.                          5,500   31,721       0.0%
    Life Corp.                                 1,400   24,412       0.0%
    Lintec Corp.                               1,100   26,983       0.0%
    Lion Corp.                                11,000   67,420       0.0%
#   LIXIL Group Corp.                          7,400  154,242       0.1%
    M3, Inc.                                   4,800   90,698       0.0%
*   Macnica Fuji Electronics Holdings, Inc.    2,500   30,800       0.0%
    Maeda Corp.                                7,000   50,924       0.0%
    Maeda Road Construction Co., Ltd.          3,000   49,442       0.0%
    Makino Milling Machine Co., Ltd.           7,000   63,935       0.0%
    Makita Corp.                               1,200   59,885       0.0%
    Mandom Corp.                               1,000   38,544       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Mars Engineering Corp.                       300 $    5,312       0.0%
    Marubeni Corp.                            32,400    200,623       0.1%
    Marubun Corp.                                800      5,193       0.0%
    Marudai Food Co., Ltd.                     1,000      3,599       0.0%
    Maruha Nichiro Corp.                       1,300     18,046       0.0%
    Marui Group Co., Ltd.                     15,100    164,841       0.1%
    Marusan Securities Co., Ltd.               3,900     38,960       0.0%
    Maruwa Co., Ltd.                             700     15,861       0.0%
    Marvelous, Inc.                            3,000     39,927       0.0%
    Matsui Securities Co., Ltd.                2,200     20,441       0.0%
    Max Co., Ltd.                              2,000     22,593       0.0%
    Mazda Motor Corp.                         19,500    382,239       0.1%
#   McDonald's Holdings Co. Japan, Ltd.        1,100     23,882       0.0%
    Medipal Holdings Corp.                     4,500     61,391       0.0%
*   Megachips Corp.                            2,600     30,650       0.0%
    Megmilk Snow Brand Co., Ltd.               2,100     25,182       0.0%
    Meidensha Corp.                            7,000     23,211       0.0%
    Meiko Network Japan Co., Ltd.              1,200     14,835       0.0%
    Meitec Corp.                                 300      9,661       0.0%
    Melco Holdings, Inc.                       1,400     28,883       0.0%
    Message Co., Ltd.                            300      9,301       0.0%
#   Michinoku Bank, Ltd. (The)                 9,000     16,067       0.0%
#   Micronics Japan Co., Ltd.                    800     24,471       0.0%
    Milbon Co., Ltd.                             800     25,377       0.0%
    Mimasu Semiconductor Industry Co., Ltd.    1,000     11,459       0.0%
    Minato Bank, Ltd. (The)                    8,000     19,686       0.0%
    Minebea Co., Ltd.                         10,000    153,331       0.1%
    Miraca Holdings, Inc.                      2,000    100,619       0.0%
    Mirait Holdings Corp.                      2,600     29,382       0.0%
    Misawa Homes Co., Ltd.                     1,700     15,018       0.0%
    MISUMI Group, Inc.                           600     22,517       0.0%
    Mitani Corp.                               1,000     21,560       0.0%
    Mito Securities Co., Ltd.                    800      3,003       0.0%
    Mitsuba Corp.                              2,000     42,154       0.0%
    Mitsubishi Chemical Holdings Corp.        57,400    357,386       0.1%
    Mitsubishi Corp.                          17,880    385,791       0.1%
    Mitsubishi Electric Corp.                 34,000    444,030       0.1%
    Mitsubishi Estate Co., Ltd.               24,000    564,894       0.2%
    Mitsubishi Gas Chemical Co., Inc.         14,369     80,291       0.0%
    Mitsubishi Heavy Industries, Ltd.         59,000    326,902       0.1%
    Mitsubishi Logistics Corp.                 3,000     46,406       0.0%
    Mitsubishi Materials Corp.                44,000    158,399       0.1%
    Mitsubishi Motors Corp.                   25,600    235,550       0.1%
*   Mitsubishi Paper Mills, Ltd.              11,000      8,442       0.0%
    Mitsubishi Pencil Co., Ltd.                  600     22,686       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.   3,000      6,797       0.0%
    Mitsubishi Tanabe Pharma Corp.             6,200    105,494       0.0%
    Mitsubishi UFJ Financial Group, Inc.     184,100  1,307,911       0.4%
    Mitsubishi UFJ Financial Group, Inc. ADR  25,043    177,805       0.1%
    Mitsuboshi Belting Co., Ltd.               4,000     32,075       0.0%
    Mitsui & Co., Ltd.                        11,800    165,036       0.1%
    Mitsui & Co., Ltd. Sponsored ADR             411    116,235       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Mitsui Chemicals, Inc.                    57,000 $188,441       0.1%
    Mitsui Engineering & Shipbuilding Co.,
      Ltd.                                    21,000   37,710       0.0%
    Mitsui Fudosan Co., Ltd.                  13,000  385,376       0.1%
    Mitsui Home Co., Ltd.                      3,000   13,056       0.0%
    Mitsui Mining & Smelting Co., Ltd.        28,000   66,527       0.0%
    Mitsui OSK Lines, Ltd.                    49,000  173,005       0.1%
    Mitsui Sugar Co., Ltd.                     8,000   28,829       0.0%
    Mitsui-Soko Holdings Co., Ltd.             7,000   24,528       0.0%
    Miura Co., Ltd.                            5,100   57,253       0.0%
    Miyazaki Bank, Ltd. (The)                  7,000   27,830       0.0%
    Mizuho Financial Group, Inc.             285,240  543,747       0.2%
    Mizuho Financial Group, Inc. ADR          11,600   44,312       0.0%
    Mizuno Corp.                               6,000   31,218       0.0%
    Mochida Pharmaceutical Co., Ltd.             400   27,342       0.0%
    Modec, Inc.                                  400    6,626       0.0%
    MonotaRO Co., Ltd.                         1,500   51,612       0.0%
    Morinaga & Co., Ltd.                      11,000   36,878       0.0%
    Morinaga Milk Industry Co., Ltd.          14,000   51,878       0.0%
    Morita Holdings Corp.                      3,000   28,033       0.0%
    Mory Industries, Inc.                      2,000    6,943       0.0%
    MS&AD Insurance Group Holdings, Inc.      11,352  324,861       0.1%
    Murata Manufacturing Co., Ltd.             3,500  493,199       0.1%
    Musashi Seimitsu Industry Co., Ltd.        1,700   35,983       0.0%
    Nabtesco Corp.                             5,400  148,522       0.1%
    Nachi-Fujikoshi Corp.                      9,000   52,624       0.0%
    Nagase & Co., Ltd.                         2,000   26,432       0.0%
#   Nagoya Railroad Co., Ltd.                  8,000   31,600       0.0%
    Nakamuraya Co., Ltd.                       1,000    4,076       0.0%
    Nakanishi, Inc.                            1,000   37,055       0.0%
    Nankai Electric Railway Co., Ltd.         21,000  100,390       0.0%
    Nanto Bank, Ltd. (The)                     3,000   10,845       0.0%
    Natori Co., Ltd.                             500    6,240       0.0%
    NEC Corp.                                109,000  362,644       0.1%
    NEC Networks & System Integration Corp.    1,600   34,286       0.0%
    NET One Systems Co., Ltd.                  3,200   22,982       0.0%
    Nexon Co., Ltd.                            3,700   47,194       0.0%
    NGK Insulators, Ltd.                       6,000  134,782       0.1%
    NGK Spark Plug Co., Ltd.                   8,000  224,027       0.1%
    NH Foods, Ltd.                             5,000  109,243       0.0%
    NHK Spring Co., Ltd.                       3,000   34,346       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.         2,000   42,101       0.0%
    Nichia Steel Works, Ltd.                   1,000    2,846       0.0%
#   Nichias Corp.                              4,000   24,137       0.0%
    Nichicon Corp.                             2,700   24,909       0.0%
    Nichiha Corp.                              2,000   22,187       0.0%
    Nichii Gakkan Co.                          3,100   28,784       0.0%
    Nichirei Corp.                            10,000   52,784       0.0%
    Nidec Corp.                                1,400  104,727       0.0%
    Nidec Corp. ADR                            5,600  104,552       0.0%
    Nifco, Inc.                                3,100  109,790       0.0%
    Nihon Kohden Corp.                         2,800   73,574       0.0%
    Nihon M&A Center, Inc.                     1,400   48,719       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Nihon Nohyaku Co., Ltd.                    4,000 $ 41,996       0.0%
    Nihon Parkerizing Co., Ltd.                2,000   22,738       0.0%
    Nihon Unisys, Ltd.                         2,700   25,623       0.0%
    Nihon Yamamura Glass Co., Ltd.             3,000    4,418       0.0%
#   Nikkiso Co., Ltd.                          3,000   28,063       0.0%
    Nikon Corp.                               13,200  187,684       0.1%
    Nippo Corp.                                3,000   50,172       0.0%
*   Nippon Chemi-Con Corp.                     6,000   18,092       0.0%
    Nippon Coke & Engineering Co., Ltd.        3,500    3,410       0.0%
    Nippon Denko Co., Ltd.                     2,000    4,901       0.0%
    Nippon Densetsu Kogyo Co., Ltd.            2,000   33,585       0.0%
    Nippon Electric Glass Co., Ltd.           22,000  125,107       0.1%
    Nippon Flour Mills Co., Ltd.               7,000   34,540       0.0%
    Nippon Gas Co., Ltd.                       1,900   47,382       0.0%
    Nippon Kayaku Co., Ltd.                    7,000   84,619       0.0%
    Nippon Koei Co., Ltd.                      4,000   16,816       0.0%
    Nippon Konpo Unyu Soko Co., Ltd.           2,700   47,577       0.0%
    Nippon Light Metal Holdings Co., Ltd.     33,000   51,122       0.0%
    Nippon Paint Holdings Co., Ltd.            6,000  200,986       0.1%
    Nippon Paper Industries Co., Ltd.          4,900   85,447       0.0%
    Nippon Parking Development Co., Ltd.       9,600   14,494       0.0%
    Nippon Road Co., Ltd. (The)                5,000   26,978       0.0%
#   Nippon Sharyo, Ltd.                        8,000   23,065       0.0%
#*  Nippon Sheet Glass Co., Ltd.              51,800   52,475       0.0%
    Nippon Shinyaku Co., Ltd.                  1,000   33,434       0.0%
    Nippon Shokubai Co., Ltd.                  8,000  110,453       0.0%
    Nippon Signal Co., Ltd. (The)              2,700   25,855       0.0%
    Nippon Soda Co., Ltd.                      8,000   49,980       0.0%
    Nippon Steel & Sumikin Bussan Corp.        8,000   27,251       0.0%
    Nippon Steel & Sumitomo Metal Corp.      181,800  472,901       0.1%
    Nippon Suisan Kaisha, Ltd.                14,400   43,717       0.0%
    Nippon Synthetic Chemical Industry Co.,
      Ltd. (The)                               4,000   27,994       0.0%
    Nippon Telegraph & Telephone Corp.         2,900  195,822       0.1%
    Nippon Telegraph & Telephone Corp. ADR     6,000  202,080       0.1%
    Nippon Thompson Co., Ltd.                  3,000   17,092       0.0%
    Nippon Valqua Industries, Ltd.             3,000    7,787       0.0%
#*  Nippon Yakin Kogyo Co., Ltd.               2,000    3,993       0.0%
    Nippon Yusen K.K.                         63,405  199,314       0.1%
    Nipro Corp.                                5,500   52,780       0.0%
    Nishi-Nippon City Bank, Ltd. (The)        32,000  101,966       0.0%
    Nishi-Nippon Railroad Co., Ltd.            6,000   26,311       0.0%
    Nishimatsu Construction Co., Ltd.         13,000   47,879       0.0%
#   Nishimatsuya Chain Co., Ltd.               2,600   24,162       0.0%
    Nishio Rent All Co., Ltd.                    800   22,776       0.0%
    Nissan Chemical Industries, Ltd.           5,700  112,962       0.0%
    Nissan Motor Co., Ltd.                    52,400  543,948       0.2%
    Nissan Shatai Co., Ltd.                    4,000   51,490       0.0%
#   Nissha Printing Co., Ltd.                  2,300   44,537       0.0%
    Nisshin Oillio Group, Ltd. (The)           2,000    7,355       0.0%
    Nisshin Seifun Group, Inc.                 9,680  112,890       0.0%
    Nisshin Steel Co., Ltd.                    3,700   49,313       0.0%
    Nisshinbo Holdings, Inc.                   5,000   51,790       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Nissin Electric Co., Ltd.                 6,000 $ 39,300       0.0%
    Nissin Kogyo Co., Ltd.                    2,100   34,613       0.0%
    Nitori Holdings Co., Ltd.                   700   53,836       0.0%
    Nitta Corp.                                 800   21,922       0.0%
*   Nitto Boseki Co., Ltd.                    8,000   30,488       0.0%
    Nitto Denko Corp.                         5,600  358,879       0.1%
    Nitto Kogyo Corp.                           700   12,672       0.0%
    NOF Corp.                                 6,000   46,161       0.0%
    Nohmi Bosai, Ltd.                         3,000   37,695       0.0%
    NOK Corp.                                 3,200  100,561       0.0%
    Nomura Holdings, Inc.                    55,500  360,051       0.1%
    Nomura Holdings, Inc. ADR                14,000   91,280       0.0%
    Nomura Real Estate Holdings, Inc.         2,400   48,785       0.0%
    Nomura Research Institute, Ltd.           2,200   86,817       0.0%
    Noritake Co., Ltd.                       10,000   23,615       0.0%
    Noritz Corp.                              2,100   35,951       0.0%
    North Pacific Bank, Ltd.                 14,500   57,262       0.0%
    NS United Kaiun Kaisha, Ltd.              7,000   16,791       0.0%
    NSD Co., Ltd.                             2,640   38,278       0.0%
    NSK, Ltd.                                18,000  281,121       0.1%
    NTN Corp.                                22,000  120,088       0.1%
    NTT Data Corp.                            4,200  187,924       0.1%
    NTT DOCOMO, Inc.                         36,600  648,277       0.2%
    NTT DOCOMO, Inc. Sponsored ADR            4,886   86,531       0.0%
    NTT Urban Development Corp.               5,700   59,344       0.0%
    Obara Group, Inc.                           800   47,065       0.0%
    Obayashi Corp.                           26,000  173,666       0.1%
    Odakyu Electric Railway Co., Ltd.        10,000  100,625       0.0%
    Ohara, Inc.                                 300    1,536       0.0%
    Ohsho Food Service Corp.                    600   21,316       0.0%
    Oiles Corp.                               1,800   34,306       0.0%
    Oita Bank, Ltd. (The)                     6,000   23,467       0.0%
    Oji Holdings Corp.                       32,000  142,318       0.1%
    Okabe Co., Ltd.                           1,600   13,910       0.0%
    Okamura Corp.                             3,000   23,385       0.0%
    Okinawa Cellular Telephone Co.              700   21,388       0.0%
    Okinawa Electric Power Co., Inc. (The)      500   18,996       0.0%
    OKUMA Corp.                               2,000   21,669       0.0%
    Okumura Corp.                             7,000   33,531       0.0%
    Okura Industrial Co., Ltd.                2,000    6,161       0.0%
    Okuwa Co., Ltd.                           2,000   16,460       0.0%
*   Olympus Corp.                             8,400  302,484       0.1%
    Omron Corp.                               4,900  224,998       0.1%
    Onoken Co., Ltd.                          1,100    9,847       0.0%
    Onward Holdings Co., Ltd.                 4,000   26,902       0.0%
    Open House Co., Ltd.                        600   15,260       0.0%
    Oracle Corp. Japan                          800   36,521       0.0%
    Organo Corp.                              2,000    8,929       0.0%
#   Origin Electric Co., Ltd.                 2,000    8,474       0.0%
    Osaka Gas Co., Ltd.                      47,000  199,476       0.1%
    Osaka Steel Co., Ltd.                       600   11,074       0.0%
#   OSAKA Titanium Technologies Co., Ltd.     1,700   36,574       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
#   Osaki Electric Co., Ltd.                  1,000 $  6,911       0.0%
    OSG Corp.                                 4,000   83,167       0.0%
    Otsuka Corp.                              1,800   82,906       0.0%
    Otsuka Holdings Co., Ltd.                 4,400  138,884       0.1%
    Pacific Industrial Co., Ltd.              2,100   17,363       0.0%
#*  Pacific Metals Co., Ltd.                  7,000   21,290       0.0%
    Pal Co., Ltd.                               100    3,214       0.0%
    Paltac Corp.                              2,000   28,655       0.0%
    PanaHome Corp.                            5,000   36,448       0.0%
    Panasonic Corp.                          37,500  537,145       0.2%
#   Panasonic Corp. Sponsored ADR            24,160  345,246       0.1%
    Paramount Bed Holdings Co., Ltd.            800   21,676       0.0%
    Parco Co., Ltd.                             200    1,895       0.0%
    Paris Miki Holdings, Inc.                 2,800   11,231       0.0%
    Park24 Co., Ltd.                          1,700   33,953       0.0%
    Penta-Ocean Construction Co., Ltd.        9,500   35,609       0.0%
    Pigeon Corp.                              4,200  111,226       0.0%
#   Pilot Corp.                                 500   26,953       0.0%
    Piolax, Inc.                                500   22,153       0.0%
*   Pioneer Corp.                            22,000   42,175       0.0%
    Plenus Co., Ltd.                          1,100   21,483       0.0%
    Pola Orbis Holdings, Inc.                   600   31,132       0.0%
#   Press Kogyo Co., Ltd.                     6,000   26,596       0.0%
    Prima Meat Packers, Ltd.                  5,000   14,236       0.0%
    Pronexus, Inc.                              600    3,982       0.0%
    Raito Kogyo Co., Ltd.                     3,300   26,025       0.0%
    Rakuten, Inc.                             9,400  164,222       0.1%
    Relo Holdings, Inc.                         600   49,261       0.0%
    Rengo Co., Ltd.                          12,000   52,465       0.0%
    Resona Holdings, Inc.                    46,000  245,275       0.1%
    Resorttrust, Inc.                         2,800   73,147       0.0%
    Ricoh Co., Ltd.                          35,600  367,916       0.1%
    Ricoh Leasing Co., Ltd.                     600   17,393       0.0%
    Riken Corp.                               5,000   19,443       0.0%
    Ringer Hut Co., Ltd.                      2,000   39,125       0.0%
    Rinnai Corp.                              1,000   75,873       0.0%
    Riso Kagaku Corp.                         2,800   46,346       0.0%
    Rohto Pharmaceutical Co., Ltd.            3,000   42,831       0.0%
    Roland DG Corp.                             700   18,738       0.0%
    Round One Corp.                           8,000   42,389       0.0%
    Royal Holdings Co., Ltd.                  1,800   33,200       0.0%
    Ryobi, Ltd.                               9,000   29,387       0.0%
    Ryoden Trading Co., Ltd.                  2,000   14,371       0.0%
    Ryosan Co., Ltd.                          1,400   33,341       0.0%
    Saibu Gas Co., Ltd.                      11,000   25,844       0.0%
    Saizeriya Co., Ltd.                       1,800   36,667       0.0%
    Sakai Chemical Industry Co., Ltd.         7,000   23,102       0.0%
    Sakata Seed Corp.                         1,800   31,211       0.0%
    San-A Co., Ltd.                           1,400   58,544       0.0%
    San-Ai Oil Co., Ltd.                      4,000   26,568       0.0%
    Sangetsu Co., Ltd.                        2,000   30,770       0.0%
    Sanken Electric Co., Ltd.                 6,000   45,883       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Sankyo Co., Ltd.                          1,700 $ 64,390       0.0%
    Sankyo Tateyama, Inc.                     1,400   26,166       0.0%
    Sankyu, Inc.                              8,000   37,519       0.0%
#   Sanrio Co., Ltd.                          1,400   37,501       0.0%
    Santen Pharmaceutical Co., Ltd.           4,000   52,948       0.0%
    Sanyo Chemical Industries, Ltd.           2,000   15,585       0.0%
    Sanyo Electric Railway Co., Ltd.          7,000   27,438       0.0%
    Sanyo Shokai, Ltd.                        9,000   23,510       0.0%
    Sanyo Special Steel Co., Ltd.             3,000   14,518       0.0%
    Sapporo Holdings, Ltd.                   15,000   58,879       0.0%
    Sato Holdings Corp.                         500   11,547       0.0%
    Sawai Pharmaceutical Co., Ltd.            1,500   85,388       0.0%
    SBI Holdings, Inc.                        8,900  118,064       0.1%
    SCREEN Holdings Co., Ltd.                10,000   67,886       0.0%
    SCSK Corp.                                1,743   50,897       0.0%
    Secom Co., Ltd.                           3,200  226,788       0.1%
    Sega Sammy Holdings, Inc.                 3,600   50,257       0.0%
    Seiko Epson Corp.                        12,600  220,177       0.1%
    Seiko Holdings Corp.                      7,000   37,087       0.0%
    Seino Holdings Co., Ltd.                  2,000   22,958       0.0%
    Seiren Co., Ltd.                          1,800   15,694       0.0%
    Sekisui Chemical Co., Ltd.               19,000  253,345       0.1%
    Sekisui House, Ltd.                      31,400  486,721       0.1%
    Sekisui Jushi Corp.                       2,000   26,587       0.0%
    Sekisui Plastics Co., Ltd.                5,000   20,499       0.0%
#   Senko Co., Ltd.                           2,320   14,649       0.0%
#   Senshukai Co., Ltd.                       1,600   11,543       0.0%
    Seria Co., Ltd.                           1,100   35,140       0.0%
    Seven & I Holdings Co., Ltd.             11,700  502,916       0.1%
    Seven Bank, Ltd.                         11,400   61,422       0.0%
#*  Sharp Corp.                              78,000  168,079       0.1%
    Shibuya Kogyo Co., Ltd.                   1,400   28,774       0.0%
    Shiga Bank, Ltd. (The)                   14,000   73,652       0.0%
    Shikoku Bank, Ltd. (The)                  6,000   12,815       0.0%
    Shikoku Chemicals Corp.                   2,000   17,554       0.0%
    Shikoku Electric Power Co., Inc.          5,600   75,835       0.0%
    Shima Seiki Manufacturing, Ltd.             300    5,180       0.0%
    Shimachu Co., Ltd.                        1,100   28,471       0.0%
    Shimadzu Corp.                           14,000  163,756       0.1%
    Shimano, Inc.                               900  128,926       0.1%
    Shimizu Corp.                            31,000  222,947       0.1%
    Shin-Etsu Chemical Co., Ltd.              6,200  378,999       0.1%
    Shindengen Electric Manufacturing Co.,
      Ltd.                                    1,000    5,120       0.0%
    Shinko Electric Industries Co., Ltd.      4,200   33,563       0.0%
    Shinko Plantech Co., Ltd.                 2,900   21,943       0.0%
    Shinmaywa Industries, Ltd.                4,000   41,583       0.0%
    Shinsei Bank, Ltd.                       40,000   81,852       0.0%
    Shionogi & Co., Ltd.                      4,600  151,637       0.1%
    Ship Healthcare Holdings, Inc.            2,500   61,100       0.0%
    Shiroki Corp.                             5,000   16,546       0.0%
    Shiseido Co., Ltd.                       16,300  293,612       0.1%
    Shizuoka Bank, Ltd. (The)                15,000  165,137       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
JAPAN -- (Continued)
    Shizuoka Gas Co., Ltd.                    3,000 $   19,461       0.0%
    Showa Corp.                               1,800     19,017       0.0%
    Showa Denko K.K.                         63,000     86,120       0.0%
    Showa Sangyo Co., Ltd.                    5,000     20,409       0.0%
    Showa Shell Sekiyu K.K.                   9,600     92,604       0.0%
    Siix Corp.                                  600     15,940       0.0%
    Sinanen Co., Ltd.                         4,000     15,811       0.0%
    Sintokogio, Ltd.                          4,000     33,505       0.0%
    SKY Perfect JSAT Holdings, Inc.           2,700     16,912       0.0%
    SMC Corp.                                   700    210,575       0.1%
    SMS Co., Ltd.                             2,000     24,601       0.0%
    Sodick Co., Ltd.                          1,800     18,710       0.0%
    Softbank Corp.                           19,584  1,224,227       0.3%
    Sojitz Corp.                             62,600    122,408       0.1%
    Sompo Japan Nipponkoa Holdings, Inc.     18,900    617,460       0.2%
*   Sony Corp.                                9,100    275,109       0.1%
*   Sony Corp. Sponsored ADR                 14,427    436,128       0.1%
    Sony Financial Holdings, Inc.             3,200     57,448       0.0%
    Sotetsu Holdings, Inc.                   12,000     56,914       0.0%
    St Marc Holdings Co., Ltd.                1,200     40,362       0.0%
    Stanley Electric Co., Ltd.                2,300     51,607       0.0%
    Star Micronics Co., Ltd.                    700     11,386       0.0%
    Start Today Co., Ltd.                     2,500     61,244       0.0%
    Starts Corp., Inc.                        1,600     25,179       0.0%
    Starzen Co., Ltd.                         3,000      9,791       0.0%
    Sugi Holdings Co., Ltd.                   1,200     58,468       0.0%
#   Sumco Corp.                               3,000     45,265       0.0%
    Suminoe Textile Co., Ltd.                 5,000     13,081       0.0%
    Sumitomo Bakelite Co., Ltd.               9,000     41,031       0.0%
    Sumitomo Chemical Co., Ltd.              70,231    394,976       0.1%
    Sumitomo Corp.                           12,800    151,139       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.       4,900     55,365       0.0%
    Sumitomo Electric Industries, Ltd.       27,100    382,873       0.1%
    Sumitomo Forestry Co., Ltd.               9,900    114,753       0.0%
    Sumitomo Heavy Industries, Ltd.          31,000    192,603       0.1%
    Sumitomo Metal Mining Co., Ltd.          18,000    263,829       0.1%
#   Sumitomo Mitsui Construction Co., Ltd.   25,800     35,906       0.0%
    Sumitomo Mitsui Financial Group, Inc.    20,800    908,223       0.3%
    Sumitomo Mitsui Trust Holdings, Inc.     88,000    387,371       0.1%
    Sumitomo Osaka Cement Co., Ltd.          18,000     58,625       0.0%
    Sumitomo Realty & Development Co., Ltd.   1,000     38,596       0.0%
    Sumitomo Rubber Industries, Ltd.          4,600     85,290       0.0%
    Sumitomo Seika Chemicals Co., Ltd.        4,000     30,047       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        8,000     45,137       0.0%
#   Sun Frontier Fudousan Co., Ltd.           1,300     12,387       0.0%
    Suntory Beverage & Food, Ltd.             2,500    106,326       0.0%
    Suruga Bank, Ltd.                         4,000     88,174       0.0%
    Suzuken Co., Ltd.                         3,190     99,823       0.0%
    Suzuki Motor Corp.                        4,900    158,378       0.1%
    Sysmex Corp.                              5,400    298,791       0.1%
    T Hasegawa Co., Ltd.                      1,500     21,977       0.0%
    T&D Holdings, Inc.                       15,500    223,662       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
#   Tachi-S Co., Ltd.                         1,500 $ 23,077       0.0%
    Tadano, Ltd.                              4,000   58,024       0.0%
    Taiheiyo Cement Corp.                    40,000  126,050       0.1%
    Taiho Kogyo Co., Ltd.                       200    2,581       0.0%
#   Taikisha, Ltd.                            1,200   32,213       0.0%
    Taisei Corp.                             33,000  191,164       0.1%
    Taiyo Holdings Co., Ltd.                  1,000   34,388       0.0%
#   Taiyo Nippon Sanso Corp.                  3,000   38,935       0.0%
    Taiyo Yuden Co., Ltd.                     4,800   70,965       0.0%
    Takara Holdings, Inc.                     4,000   29,804       0.0%
    Takara Leben Co., Ltd.                    3,100   18,899       0.0%
    Takara Standard Co., Ltd.                 5,000   40,678       0.0%
    Takasago International Corp.              2,000    9,234       0.0%
    Takasago Thermal Engineering Co., Ltd.    3,000   38,910       0.0%
    Takashimaya Co., Ltd.                    13,000  121,322       0.1%
#   Takata Corp.                              1,000   12,364       0.0%
    Takeda Pharmaceutical Co., Ltd.           9,400  482,606       0.1%
    Takeuchi Manufacturing Co., Ltd.            500   24,215       0.0%
    Tamron Co., Ltd.                          1,000   23,626       0.0%
    Tamura Corp.                              4,000   17,008       0.0%
    Tatsuta Electric Wire and Cable Co.,
      Ltd.                                    4,900   21,422       0.0%
    Tayca Corp.                               3,000   11,446       0.0%
    TDK Corp.                                 4,700  338,551       0.1%
    TDK Corp. Sponsored ADR                   1,200   86,400       0.0%
    Teijin, Ltd.                             56,000  190,230       0.1%
    Terumo Corp.                              6,400  164,383       0.1%
    THK Co., Ltd.                             3,800   95,460       0.0%
    Toa Corp.                                13,000   22,761       0.0%
    Toagosei Co., Ltd.                        7,000   31,065       0.0%
#*  Tobishima Corp.                          13,200   26,687       0.0%
    Tobu Railway Co., Ltd.                    9,000   42,904       0.0%
    TOC Co., Ltd.                             2,800   21,396       0.0%
    Tochigi Bank, Ltd. (The)                  5,000   26,859       0.0%
    Toda Corp.                               11,000   45,337       0.0%
    Toei Co., Ltd.                            5,000   36,852       0.0%
    Toho Bank, Ltd. (The)                     6,000   25,320       0.0%
    Toho Co., Ltd.(6895211)                   1,000    3,914       0.0%
    Toho Co., Ltd.(6895200)                   1,700   42,255       0.0%
    Toho Gas Co., Ltd.                       19,000  115,046       0.0%
    Toho Holdings Co., Ltd.                   2,900   50,501       0.0%
#   Toho Zinc Co., Ltd.                       5,000   19,246       0.0%
    Tohoku Electric Power Co., Inc.           6,000   75,479       0.0%
    Tokai Carbon Co., Ltd.                    8,000   23,448       0.0%
    TOKAI Holdings Corp.                      4,600   19,519       0.0%
    Tokai Rika Co., Ltd.                      2,800   68,411       0.0%
    Token Corp.                                 120    6,075       0.0%
    Tokio Marine Holdings, Inc.              15,100  615,562       0.2%
    Tokushu Tokai Paper Co., Ltd.             4,000    9,132       0.0%
#   Tokuyama Corp.                           18,000   40,046       0.0%
    Tokyo Dome Corp.                          8,000   34,108       0.0%
*   Tokyo Electric Power Co., Inc.           12,500   51,046       0.0%
    Tokyo Electron, Ltd.                      3,400  186,362       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
JAPAN -- (Continued)
    Tokyo Energy & Systems, Inc.              2,000 $   19,002       0.0%
    Tokyo Gas Co., Ltd.                      56,000    323,165       0.1%
    Tokyo Seimitsu Co., Ltd.                  2,100     45,264       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.         400      2,761       0.0%
    Tokyo Tatemono Co., Ltd.                 16,000    116,010       0.0%
    Tokyo TY Financial Group, Inc.              585     16,725       0.0%
    Tokyu Corp.                              19,000    126,323       0.1%
    Tokyu Fudosan Holdings Corp.             14,000    104,033       0.0%
    TOMONY Holdings, Inc.                     7,000     33,231       0.0%
    Tomy Co., Ltd.                            7,000     42,549       0.0%
    Tonami Holdings Co., Ltd.                 3,000     10,849       0.0%
    TonenGeneral Sekiyu K.K.                  6,000     57,584       0.0%
    Topcon Corp.                              3,900    101,426       0.0%
    Toppan Forms Co., Ltd.                    2,200     26,370       0.0%
    Toppan Printing Co., Ltd.                19,000    159,302       0.1%
    Topre Corp.                               2,800     45,180       0.0%
    Topy Industries, Ltd.                     8,000     19,174       0.0%
    Toray Industries, Inc.                   43,000    373,784       0.1%
    Toshiba Corp.                            52,000    208,341       0.1%
    Toshiba Machine Co., Ltd.                 8,000     35,525       0.0%
    Toshiba Plant Systems & Services Corp.    2,000     27,808       0.0%
    Toshiba TEC Corp.                         2,000     11,091       0.0%
    Tosoh Corp.                              23,000    123,309       0.1%
    Totetsu Kogyo Co., Ltd.                   1,300     29,316       0.0%
    TOTO, Ltd.                               11,000    155,620       0.1%
    Towa Bank, Ltd. (The)                    35,000     30,396       0.0%
    Towa Corp.                                5,200     30,518       0.0%
    Towa Pharmaceutical Co., Ltd.               200     10,577       0.0%
#   Toyo Construction Co., Ltd.               2,700     10,451       0.0%
    Toyo Engineering Corp.                    4,000     11,190       0.0%
    Toyo Ink SC Holdings Co., Ltd.            9,000     42,855       0.0%
    Toyo Kanetsu KK                           8,000     15,101       0.0%
    Toyo Kohan Co., Ltd.                      3,000     14,251       0.0%
    Toyo Seikan Group Holdings, Ltd.          8,800    139,152       0.1%
    Toyo Tanso Co., Ltd.                      1,200     22,595       0.0%
    Toyo Tire & Rubber Co., Ltd.              6,000    114,931       0.0%
    Toyobo Co., Ltd.                         70,000    106,713       0.0%
    Toyoda Gosei Co., Ltd.                    3,600     83,292       0.0%
    Toyota Boshoku Corp.                      4,500     66,812       0.0%
    Toyota Motor Corp.                       22,255  1,549,151       0.4%
#   Toyota Motor Corp. Sponsored ADR         11,495  1,598,035       0.4%
    Toyota Tsusho Corp.                       8,000    205,693       0.1%
    TPR Co., Ltd.                             1,400     36,726       0.0%
    Trancom Co., Ltd.                           800     37,764       0.0%
    Transcosmos, Inc.                         1,400     33,898       0.0%
    Trusco Nakayama Corp.                       400     13,469       0.0%
    TS Tech Co., Ltd.                         1,900     56,581       0.0%
    Tsubakimoto Chain Co.                     7,000     57,307       0.0%
    Tsugami Corp.                             1,000      5,844       0.0%
    Tsukuba Bank, Ltd.                        5,900     20,187       0.0%
    Tsukui Corp.                              4,000     30,228       0.0%
    Tsumura & Co.                             2,300     53,896       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Tsuruha Holdings, Inc.                    1,200 $ 87,034       0.0%
    UACJ Corp.                               14,000   40,477       0.0%
    Ube Industries, Ltd.                     49,000   81,293       0.0%
    UKC Holdings Corp.                          600   10,634       0.0%
*   Ulvac, Inc.                               4,200   71,513       0.0%
    Unicharm Corp.                           13,000  327,212       0.1%
    Unipres Corp.                             1,300   26,839       0.0%
    United Arrows, Ltd.                       1,600   49,236       0.0%
*   United Super Markets Holdings, Inc.       2,700   23,382       0.0%
    Universal Entertainment Corp.               600    9,967       0.0%
    UNY Group Holdings Co., Ltd.              7,400   41,843       0.0%
*   Usen Corp.                                9,900   29,107       0.0%
#   Ushio, Inc.                               5,500   72,124       0.0%
    USS Co., Ltd.                             2,200   38,737       0.0%
    Valor Co., Ltd.                           1,200   25,578       0.0%
    Vital KSK Holdings, Inc.                  1,000    7,385       0.0%
#   VT Holdings Co., Ltd.                     6,800   34,120       0.0%
    Wacoal Holdings Corp.                     4,000   44,454       0.0%
#   Wacom Co., Ltd.                           4,400   22,814       0.0%
    Wakita & Co., Ltd.                        2,800   27,920       0.0%
#*  WATAMI Co., Ltd.                          1,700   16,703       0.0%
    Welcia Holdings Co., Ltd.                   600   26,236       0.0%
    West Japan Railway Co.                    3,300  182,765       0.1%
    Xebio Co., Ltd.                           1,700   30,006       0.0%
#   Yahoo Japan Corp.                        13,500   55,151       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.       200    1,682       0.0%
    Yakult Honsha Co., Ltd.                   1,300   81,757       0.0%
#   Yamada Denki Co., Ltd.                   49,400  202,198       0.1%
#   Yamagata Bank, Ltd. (The)                10,000   44,461       0.0%
#   Yamaguchi Financial Group, Inc.          10,000  125,348       0.1%
    Yamaha Corp.                              7,900  143,560       0.1%
    Yamaha Motor Co., Ltd.                    6,700  157,666       0.1%
    Yamanashi Chuo Bank, Ltd. (The)           9,000   41,799       0.0%
    Yamato Holdings Co., Ltd.                 4,700  105,190       0.0%
    Yamato Kogyo Co., Ltd.                    1,600   37,645       0.0%
    Yamazaki Baking Co., Ltd.                 2,000   35,401       0.0%
    Yamazen Corp.                             3,900   34,696       0.0%
    Yaoko Co., Ltd.                             400   14,162       0.0%
    Yaskawa Electric Corp.                    7,700  105,794       0.0%
    Yasuda Logistics Corp.                    1,500   12,735       0.0%
    Yellow Hat, Ltd.                            400    8,838       0.0%
    Yokogawa Bridge Holdings Corp.            2,300   26,054       0.0%
    Yokogawa Electric Corp.                   9,200  107,750       0.0%
    Yokohama Reito Co., Ltd.                  3,900   27,613       0.0%
    Yokohama Rubber Co., Ltd. (The)          10,000  107,606       0.0%
    Yondenko Corp.                            2,000    8,192       0.0%
    Yorozu Corp.                                600   12,257       0.0%
    Yoshinoya Holdings Co., Ltd.                500    5,706       0.0%
    Yuasa Trading Co., Ltd.                   1,500   33,034       0.0%
*   Zensho Holdings Co., Ltd.                 5,600   52,415       0.0%
    Zeon Corp.                                9,000   80,784       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
JAPAN -- (Continued)
    ZERIA Pharmaceutical Co., Ltd.            1,100 $    17,450       0.0%
                                                    -----------      ----
TOTAL JAPAN                                          83,249,205      21.1%
                                                    -----------      ----
NETHERLANDS -- (2.7%)
    Aalberts Industries NV                    5,384     166,918       0.0%
    Aegon NV                                 90,389     713,160       0.2%
#   Akzo Nobel NV                            11,946     914,033       0.2%
*   AMG Advanced Metallurgical Group NV       3,569      37,169       0.0%
    Amsterdam Commodities NV                  1,121      31,788       0.0%
#*  APERAM SA                                 2,305      87,875       0.0%
    Arcadis NV                                1,653      52,324       0.0%
#   ArcelorMittal(B295F26)                   40,556     433,544       0.1%
#   ArcelorMittal(B03XPL1)                    9,590     102,052       0.0%
#   ASM International NV                      2,193     106,474       0.0%
    ASML Holding NV(B929F46)                  1,373     147,743       0.0%
#   ASML Holding NV(B908F01)                  3,126     334,607       0.1%
    BE Semiconductor Industries NV            1,352      38,562       0.0%
    Beter Bed Holding NV                        515      13,283       0.0%
    BinckBank NV                              2,442      24,476       0.0%
    Boskalis Westminster NV                   4,440     230,705       0.1%
#   Brunel International NV                   1,064      21,819       0.0%
    Corbion NV                                1,390      31,745       0.0%
    Delta Lloyd NV                           10,870     205,564       0.1%
    Fugro NV                                  2,254      64,825       0.0%
*   Galapagos NV                              2,035      85,701       0.0%
#   Gemalto NV                                2,676     248,612       0.1%
*   Grontmij NV                               4,628      20,484       0.0%
*   Heijmans NV                               1,353      18,086       0.0%
    Heineken NV                               4,475     352,532       0.1%
    Hunter Douglas NV                           235      11,438       0.0%
*   ING Groep NV                              5,671      87,002       0.0%
#*  ING Groep NV Sponsored ADR               56,475     865,197       0.2%
    KAS Bank NV                                 625       8,477       0.0%
    Kendrion NV                               1,050      32,824       0.0%
    Koninklijke Ahold NV                     29,187     565,477       0.2%
*   Koninklijke BAM Groep NV                 12,170      50,732       0.0%
    Koninklijke DSM NV                       10,254     584,792       0.2%
    Koninklijke KPN NV                      172,463     639,451       0.2%
    Koninklijke Philips NV(500472303)        12,043     344,550       0.1%
    Koninklijke Philips NV(5986622)          16,718     478,874       0.1%
#   Koninklijke Ten Cate NV                   1,141      26,564       0.0%
    Koninklijke Vopak NV                      2,984     156,624       0.0%
*   PostNL NV                                19,131      95,006       0.0%
#   Randstad Holding NV                       3,983     237,549       0.1%
#   Reed Elsevier NV                         29,112     702,106       0.2%
    Reed Elsevier NV Sponsored ADR            2,642     126,156       0.0%
#*  Royal Imtech NV                           2,566      13,724       0.0%
*   SBM Offshore NV                          14,256     184,100       0.1%
    Sligro Food Group NV                        404      15,590       0.0%
*   Telegraaf Media Groep NV                    581       3,800       0.0%
    TKH Group NV                              1,615      59,927       0.0%
#   TNT Express NV                            8,337      71,165       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
NETHERLANDS -- (Continued)
#*  TomTom NV                                 2,056 $    18,247       0.0%
#   Unilever NV(904784709)                   23,630   1,027,432       0.3%
    Unilever NV(B12T3J1)                      4,559     198,866       0.1%
    USG People NV                             1,366      18,550       0.0%
    Wessanen                                  4,831      41,164       0.0%
#   Wolters Kluwer NV                        19,600     634,992       0.2%
                                                    -----------       ---
TOTAL NETHERLANDS                                    11,784,457       3.0%
                                                    -----------       ---
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.     28,733     100,831       0.1%
*   Chorus, Ltd. ADR                            880      10,023       0.0%
    Contact Energy, Ltd.                     10,120      43,825       0.0%
    Ebos Group, Ltd.                          2,665      19,361       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.   13,276      65,748       0.0%
    Fletcher Building, Ltd.(6341606)         13,458      85,191       0.0%
    Fletcher Building, Ltd.(6341617)          1,711      10,692       0.0%
    Freightways, Ltd.                         2,616      12,178       0.0%
#   Infratil, Ltd.                           20,130      47,916       0.0%
#   Kathmandu Holdings, Ltd.                  8,976       9,805       0.0%
    Mainfreight, Ltd.                         3,098      36,371       0.0%
    Metlifecare, Ltd.                         2,076       7,692       0.0%
*   New Zealand Refining Co., Ltd. (The)      7,267      13,910       0.0%
    Nuplex Industries, Ltd.                   5,854      14,985       0.0%
    Port of Tauranga, Ltd.                    1,623      20,740       0.0%
    Ryman Healthcare, Ltd.                   10,439      64,831       0.0%
    Sky Network Television, Ltd.              6,556      31,405       0.0%
    SKYCITY Entertainment Group, Ltd.        13,047      41,794       0.0%
    Spark New Zealand, Ltd.                  80,083     181,207       0.1%
    Steel & Tube Holdings, Ltd.               4,051       8,892       0.0%
    Summerset Group Holdings, Ltd.            1,432       3,788       0.0%
    Trade Me Group, Ltd.                      3,338       9,722       0.0%
#   TrustPower, Ltd.                          3,375      20,099       0.0%
*   Xero, Ltd.                                2,290      34,589       0.0%
                                                    -----------       ---
TOTAL NEW ZEALAND                                       895,595       0.2%
                                                    -----------       ---
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA           10,039       7,216       0.0%
#*  Akastor ASA                               3,915       7,640       0.0%
#   Aker ASA Class A                            951      21,418       0.0%
    Aker Solutions ASA                        3,915      23,834       0.0%
    American Shipping ASA                     3,443      14,514       0.0%
*   Archer, Ltd.                             14,654       5,438       0.0%
#   Atea ASA                                  2,131      23,773       0.0%
    Austevoll Seafood ASA                     5,066      29,465       0.0%
    Bakkafrost P/F                            1,935      45,441       0.0%
    BW Offshore, Ltd.                        28,042      20,891       0.0%
*   Det Norske Oljeselskap ASA                2,204      16,149       0.0%
#   DNB ASA                                  17,316     307,622       0.1%
*   DNO ASA                                  28,000      52,788       0.0%
*   DOF ASA                                   1,800       2,097       0.0%
*   Dolphin Group A.S.                       13,567       4,025       0.0%
    Ekornes ASA                                 454       6,390       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
NORWAY -- (Continued)
    Farstad Shipping ASA                         124 $      616       0.0%
#   Fred Olsen Energy ASA                        869      7,809       0.0%
#   Gjensidige Forsikring ASA                  4,722     82,147       0.0%
    Golar LNG, Ltd.                              568     20,445       0.0%
#*  Golden Ocean Group, Ltd.                   2,010      9,890       0.0%
#   Hexagon Composites ASA                     6,571     21,168       0.0%
    Hoegh LNG Holdings, Ltd.                   1,560     21,025       0.0%
*   Kongsberg Automotive ASA                  23,789     19,791       0.0%
#   Kongsberg Gruppen ASA                      1,943     41,751       0.0%
    Kvaerner ASA                               5,584      4,378       0.0%
    Leroy Seafood Group ASA                      940     31,186       0.0%
    Marine Harvest ASA                         6,719     81,898       0.0%
#*  Nordic Semiconductor ASA                   8,606     65,568       0.0%
#   Norsk Hydro ASA                           60,553    286,767       0.1%
*   Norske Skogindustrier ASA                  2,500      1,435       0.0%
#*  Norwegian Air Shuttle ASA                  1,098     45,981       0.0%
#   Opera Software ASA                         2,172     21,138       0.0%
#   Orkla ASA                                 16,184    127,088       0.1%
#   Petroleum Geo-Services ASA                 8,592     57,049       0.0%
    Prosafe SE                                 4,546     16,168       0.0%
#*  REC Silicon ASA                           77,614     21,672       0.0%
    Salmar ASA                                 2,031     32,974       0.0%
    Schibsted ASA                              2,038    126,802       0.1%
*   Songa Offshore                             6,531      1,465       0.0%
    SpareBank 1 SMN                            2,099     18,750       0.0%
#   SpareBank 1 SR Bank ASA                    6,486     48,103       0.0%
    Statoil ASA                               20,725    439,377       0.1%
    Statoil ASA Sponsored ADR                  5,319    112,922       0.1%
    Stolt-Nielsen, Ltd.                        1,153     21,495       0.0%
*   Storebrand ASA                            20,185     71,368       0.0%
    Subsea 7 SA                               13,700    152,177       0.1%
    Telenor ASA                               17,226    389,052       0.1%
#   TGS Nopec Geophysical Co. ASA              3,225     82,073       0.0%
    Tomra Systems ASA                          4,410     42,913       0.0%
#   Veidekke ASA                               5,045     61,978       0.0%
#   Wilh Wilhelmsen ASA                        3,408     22,193       0.0%
    Wilh Wilhelmsen Holding ASA Class A           88      2,122       0.0%
    Yara International ASA                     3,434    175,949       0.1%
                                                     ----------       ---
TOTAL NORWAY                                          3,375,384       0.9%
                                                     ----------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                              8,166     35,022       0.0%
#*  Banco Comercial Portugues SA           1,071,296    106,681       0.0%
*   Banco Espirito Santo SA                   18,689         --       0.0%
    EDP - Energias de Portugal SA             72,522    289,972       0.1%
    EDP Renovaveis SA                         10,535     73,643       0.0%
    Galp Energia SGPS SA                      23,298    318,243       0.1%
    Jeronimo Martins SGPS SA                  12,062    175,953       0.1%
    Mota-Engil SGPS SA                         4,412     15,219       0.0%
    NOS SGPS SA                               10,831     78,893       0.0%
    Portucel SA                               11,580     56,654       0.0%
#   Portugal Telecom SGPS SA                  23,776     15,092       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
PORTUGAL -- (Continued)
    REN - Redes Energeticas Nacionais SGPS
      SA                                      13,627 $   42,659       0.0%
    Semapa-Sociedade de Investimento e
      Gestao                                   2,982     42,710       0.0%
    Sonae SGPS SA                             30,547     42,474       0.0%
                                                     ----------       ---
TOTAL PORTUGAL                                        1,293,215       0.3%
                                                     ----------       ---
SINGAPORE -- (1.1%)
    Banyan Tree Holdings, Ltd.                47,000     19,507       0.0%
#*  Biosensors International Group, Ltd.      28,000     17,444       0.0%
*   Boustead Projects Pte., Ltd.               5,100      4,028       0.0%
    Boustead Singapore, Ltd.                  17,000     18,144       0.0%
    Bukit Sembawang Estates, Ltd.              5,000     19,455       0.0%
    Bund Center Investment, Ltd.              21,000      3,129       0.0%
    CapitaLand, Ltd.                          59,000    164,187       0.1%
    Chip Eng Seng Corp., Ltd.                 45,000     30,218       0.0%
    City Developments, Ltd.                   17,000    136,781       0.1%
    ComfortDelGro Corp., Ltd.                 81,000    187,648       0.1%
    Cosco Corp. Singapore, Ltd.               21,000      9,582       0.0%
    CSE Global, Ltd.                          38,000     16,491       0.0%
    CWT, Ltd.                                 21,000     30,456       0.0%
    DBS Group Holdings, Ltd.                  34,991    556,020       0.2%
#   Ezion Holdings, Ltd.                      51,800     46,967       0.0%
#*  Ezra Holdings, Ltd.                       26,001      8,619       0.0%
#   First Resources, Ltd.                     33,000     44,258       0.0%
    Genting Hong Kong, Ltd.                   96,000     35,707       0.0%
    Global Logistic Properties, Ltd.          57,000    118,220       0.1%
    GMG Global, Ltd.                         304,000     16,984       0.0%
    Great Eastern Holdings, Ltd.               2,000     38,069       0.0%
    GuocoLand, Ltd.                           17,666     25,333       0.0%
    GuocoLeisure, Ltd.                        43,000     29,852       0.0%
    Ho Bee Land, Ltd.                         17,000     29,773       0.0%
    Hongkong Land Holdings, Ltd.               2,000     16,190       0.0%
    Hutchison Port Holdings Trust            153,000    103,085       0.0%
#   Hyflux, Ltd.                              26,000     18,925       0.0%
    Indofood Agri Resources, Ltd.             18,000      9,893       0.0%
    Jardine Cycle & Carriage, Ltd.               900     27,424       0.0%
    k1 Ventures, Ltd.                         21,000      3,249       0.0%
    Keppel Corp., Ltd.                        20,400    133,992       0.1%
    Keppel Infrastructure Trust                  800        687       0.0%
    Keppel Telecommunications &
      Transportation, Ltd.                     3,000      3,709       0.0%
    Lian Beng Group, Ltd.                     30,000     12,796       0.0%
#*  Linc Energy, Ltd.                         14,004      3,939       0.0%
    M1, Ltd.                                  11,000     29,553       0.0%
#   Midas Holdings, Ltd.                      71,000     20,796       0.0%
#   Nam Cheong, Ltd.                          80,000     20,158       0.0%
    Noble Group, Ltd.                        191,000    124,382       0.1%
    NSL, Ltd.                                  2,000      2,390       0.0%
    Olam International, Ltd.                  14,000     21,353       0.0%
#   OSIM International, Ltd.                  15,000     22,980       0.0%
#   OUE Hospitality Trust                      2,167      1,596       0.0%
    OUE, Ltd.                                 13,000     21,696       0.0%
    Oversea-Chinese Banking Corp., Ltd.       42,203    339,855       0.1%
    Petra Foods, Ltd.                         17,000     49,725       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SINGAPORE -- (Continued)
    Raffles Education Corp., Ltd.              5,310 $    1,285       0.0%
    Raffles Medical Group, Ltd.               13,000     39,550       0.0%
    SATS, Ltd.                                32,460     78,208       0.0%
    SembCorp Industries, Ltd.                 24,000     81,790       0.0%
#   SembCorp Marine, Ltd.                      7,000     15,657       0.0%
    Sinarmas Land, Ltd.                       66,000     35,089       0.0%
    Singapore Airlines, Ltd.                  19,000    175,069       0.1%
    Singapore Exchange, Ltd.                  17,500    112,487       0.0%
    Singapore Post, Ltd.                      45,900     66,180       0.0%
#   Singapore Press Holdings, Ltd.            35,000    110,760       0.0%
    Singapore Technologies Engineering, Ltd.  40,000    109,199       0.0%
    Singapore Telecommunications, Ltd.       109,000    364,234       0.1%
    Stamford Land Corp., Ltd.                 32,000     14,008       0.0%
    StarHub, Ltd.                              8,000     25,546       0.0%
    Super Group, Ltd.                         18,000     20,222       0.0%
#*  Swiber Holdings, Ltd.                    100,500     14,986       0.0%
    Tat Hong Holdings, Ltd.                   24,000     11,300       0.0%
    United Engineers, Ltd.                    16,000     32,019       0.0%
    United Industrial Corp., Ltd.             40,000    103,623       0.0%
    United Overseas Bank, Ltd.                16,359    302,069       0.1%
    UOB-Kay Hian Holdings, Ltd.               11,000     12,713       0.0%
    UOL Group, Ltd.                           14,451     86,894       0.0%
#*  Vard Holdings, Ltd.                       23,000     11,084       0.0%
    Venture Corp., Ltd.                       14,000     89,287       0.0%
    Wilmar International, Ltd.                17,000     41,754       0.0%
    Wing Tai Holdings, Ltd.                   13,510     19,991       0.0%
    Yongnam Holdings, Ltd.                   113,000     13,823       0.0%
                                                     ----------       ---
TOTAL SINGAPORE                                       4,584,072       1.2%
                                                     ----------       ---
SPAIN -- (2.5%)
    Abengoa SA                                 1,793      6,195       0.0%
    Abengoa SA Class B                        14,193     45,874       0.0%
    Abertis Infraestructuras SA               17,715    326,434       0.1%
*   Acciona SA                                 1,551    117,339       0.0%
    Acerinox SA                                6,187     90,282       0.0%
    ACS Actividades de Construccion y
      Servicios SA                             5,861    206,500       0.1%
    Adveo Group International SA                 590      8,387       0.0%
*   Almirall SA                                2,303     43,422       0.0%
    Amadeus IT Holding SA Class A             13,625    621,054       0.2%
    Atresmedia Corp de Medios de
      Comunicacion SA                          2,220     35,858       0.0%
#   Banco Bilbao Vizcaya Argentaria SA        53,492    537,488       0.1%
    Banco Bilbao Vizcaya Argentaria SA
      Sponsored ADR                           27,431    274,861       0.1%
    Banco de Sabadell SA                     148,741    397,800       0.1%
    Banco Popular Espanol SA                  74,942    389,927       0.1%
    Banco Santander SA                       164,883  1,246,609       0.3%
    Banco Santander SA Sponsored ADR          44,199    332,376       0.1%
*   Bankia SA                                106,115    148,191       0.1%
    Bankinter SA                              19,356    146,385       0.1%
*   Baron de Ley                                 128     13,342       0.0%
    Bolsas y Mercados Espanoles SHMSF SA       3,931    175,861       0.1%
    CaixaBank SA                              33,767    169,360       0.1%
*   Caja de Ahorros del Mediterraneo             233         --       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SPAIN -- (Continued)
#*  Cementos Portland Valderrivas SA            155 $     1,271       0.0%
    Cie Automotive SA                         2,547      38,706       0.0%
    Construcciones y Auxiliar de
      Ferrocarriles SA                           77      26,853       0.0%
    Distribuidora Internacional de
      Alimentacion SA                        16,825     134,749       0.0%
    Duro Felguera SA                          6,898      27,797       0.0%
    Ebro Foods SA                             1,697      32,919       0.0%
    Elecnor SA                                    3          33       0.0%
    Enagas SA                                11,846     364,830       0.1%
    Ence Energia y Celulosa SA               11,101      40,041       0.0%
    Faes Farma SA                             8,337      21,545       0.0%
    Ferrovial SA                              8,192     185,777       0.1%
*   Fomento de Construcciones y Contratas
      SA                                      1,468      18,828       0.0%
*   Gamesa Corp. Tecnologica SA               9,484     126,824       0.0%
    Gas Natural SDG SA                        7,972     196,016       0.1%
    Grifols SA                                2,651     112,486       0.0%
    Grupo Catalana Occidente SA               1,384      44,513       0.0%
    Iberdrola SA                            138,076     924,183       0.2%
    Inditex SA                               13,614     436,860       0.1%
    Indra Sistemas SA                         5,229      61,554       0.0%
*   Jazztel P.L.C.                            6,108      88,189       0.0%
    Mapfre SA                                29,908     111,141       0.0%
*   Mediaset Espana Comunicacion SA           3,538      47,956       0.0%
    Melia Hotels International SA             3,189      39,871       0.0%
    Miquel y Costas & Miquel SA                 531      19,385       0.0%
*   NH Hotel Group SA                         8,316      48,417       0.0%
    Obrascon Huarte Lain SA                   1,609      37,323       0.0%
    Papeles y Cartones de Europa SA           2,357      15,270       0.0%
*   Pescanova SA                              1,279          --       0.0%
*   Promotora de Informaciones SA Class A     4,718       1,550       0.0%
    Prosegur Cia de Seguridad SA             11,835      68,223       0.0%
*   Realia Business SA                        8,376       6,903       0.0%
    Red Electrica Corp. SA                    1,897     159,205       0.1%
    Repsol SA                                18,069     372,467       0.1%
    Repsol SA Sponsored ADR                   4,717      97,548       0.0%
*   Sacyr SA                                 10,782      48,410       0.0%
    Tecnicas Reunidas SA                      1,107      51,490       0.0%
    Telefonica SA                            64,652     984,036       0.3%
    Telefonica SA Sponsored ADR              17,483     265,042       0.1%
    Tubacex SA                                5,015      16,967       0.0%
    Tubos Reunidos SA                         1,662       3,107       0.0%
    Vidrala SA                                  520      24,281       0.0%
    Viscofan SA                               1,659     105,445       0.0%
*   Vocento SA                                  844       2,055       0.0%
    Zardoya Otis SA                           8,725     112,483       0.0%
                                                    -----------       ---
TOTAL SPAIN                                          10,856,094       2.8%
                                                    -----------       ---
SWEDEN -- (3.2%)
    AAK AB                                    1,283      81,170       0.0%
    AddTech AB Class B                        2,966      39,004       0.0%
    AF AB Class B                             3,170      43,109       0.0%
#   Alfa Laval AB                             7,045     131,501       0.0%
    Assa Abloy AB Class B                     7,235     419,730       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SWEDEN -- (Continued)
#   Atlas Copco AB Class A                   17,376 $542,357       0.2%
#   Atlas Copco AB Class B                   10,812  301,054       0.1%
#   Atrium Ljungberg AB Class B               2,034   29,679       0.0%
    Avanza Bank Holding AB                    1,203   51,824       0.0%
    Axfood AB                                 2,764   43,665       0.0%
    B&B Tools AB Class B                      1,109   17,910       0.0%
    Beijer Alma AB                              765   17,167       0.0%
    Beijer Ref AB Class B                       522   10,370       0.0%
    Betsson AB                                1,322   55,346       0.0%
    Bilia AB Class A                            992   35,222       0.0%
#   BillerudKorsnas AB                        2,884   49,922       0.0%
    BioGaia AB Class B                          462   12,657       0.0%
    Bjoern Borg AB                              385    1,618       0.0%
    Boliden AB                               18,626  404,662       0.1%
#   Byggmax Group AB                          3,589   26,209       0.0%
    Castellum AB                              6,807  106,137       0.0%
    Clas Ohlson AB Class B                    1,454   24,967       0.0%
*   Cloetta AB Class B                        6,574   20,254       0.0%
    Concentric AB                             1,936   27,394       0.0%
*   Doro AB                                   4,193   21,721       0.0%
#   Duni AB                                   2,923   44,567       0.0%
    Electrolux AB Series B                    7,766  232,534       0.1%
#   Elekta AB Class B                        23,332  218,323       0.1%
#*  Eniro AB                                 10,524    2,112       0.0%
    Fabege AB                                 7,102  108,262       0.0%
    Getinge AB Class B                       11,323  275,204       0.1%
#   Gunnebo AB                                1,977    9,820       0.0%
    Haldex AB                                 3,031   45,293       0.0%
#   Hennes & Mauritz AB Class B              16,062  638,573       0.2%
#   Hexagon AB Class B                        7,915  293,173       0.1%
#   Hexpol AB                                 1,122  120,235       0.0%
    HIQ International AB                      2,384   12,146       0.0%
    Holmen AB Class B                         3,136  103,764       0.0%
    Hufvudstaden AB Class A                     111    1,534       0.0%
#   Husqvarna AB Class A                      3,992   29,647       0.0%
    Husqvarna AB Class B                     20,853  154,243       0.1%
    ICA Gruppen AB                            3,806  141,187       0.1%
    Industrial & Financial Systems Class B    1,168   40,432       0.0%
    Indutrade AB                              1,191   58,183       0.0%
    Intrum Justitia AB                        3,214  101,216       0.0%
#   JM AB                                     4,593  136,651       0.0%
#   Kungsleden AB                             6,798   49,482       0.0%
    Lagercrantz AB Class B                      480   10,391       0.0%
    Lindab International AB                   2,338   20,420       0.0%
#   Loomis AB Class B                         2,177   69,772       0.0%
*   Lundin Petroleum AB                       9,610  155,555       0.1%
    Meda AB Class A                          12,024  201,828       0.1%
#*  Medivir AB Class B                        1,257   13,764       0.0%
#   Mekonomen AB                              1,588   39,512       0.0%
    Millicom International Cellular SA        1,355  105,713       0.0%
    Modern Times Group AB Class B             1,582   52,610       0.0%
#   Mycronic AB                              11,440   83,165       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
SWEDEN -- (Continued)
    NCC AB Class A                              392 $    12,934       0.0%
    NCC AB Class B                            5,374     176,235       0.1%
    Net Entertainment NE AB                   1,119      42,308       0.0%
#   New Wave Group AB Class B                 2,987      15,667       0.0%
    Nibe Industrier AB Class B                4,348     115,812       0.0%
    Nobia AB                                  6,331      68,534       0.0%
#   Nolato AB Class B                         1,124      26,981       0.0%
    Nordea Bank AB                           38,734     492,121       0.1%
#   Nordnet AB Class B                        6,239      28,494       0.0%
#   Peab AB                                  11,052      93,211       0.0%
#   Ratos AB Class B                          6,988      47,648       0.0%
    Rezidor Hotel Group AB                    6,804      28,866       0.0%
#   Saab AB Class B                           3,378      87,195       0.0%
    Sandvik AB                               38,792     490,295       0.1%
#*  SAS AB                                    6,947      13,425       0.0%
    Securitas AB Class B                     20,750     310,308       0.1%
    Skandinaviska Enskilda Banken AB Class A 36,986     467,380       0.1%
    Skanska AB Class B                       11,826     263,166       0.1%
#   SKF AB Class A                            1,117      27,460       0.0%
    SKF AB Class B                           17,020     415,714       0.1%
    SkiStar AB                                1,243      14,941       0.0%
#*  SSAB AB Class A(B17H0S8)                  9,370      56,683       0.0%
#*  SSAB AB Class A(BPRBWK4)                  1,911      11,559       0.0%
*   SSAB AB Class B(B17H3F6)                  8,498      44,136       0.0%
*   SSAB AB Class B(BPRBWM6)                  4,879      25,724       0.0%
    Svenska Cellulosa AB SCA Class A          1,455      36,887       0.0%
    Svenska Cellulosa AB SCA Class B         23,902     604,600       0.2%
    Svenska Handelsbanken AB Class A          9,437     435,602       0.1%
    Svenska Handelsbanken AB Class B            619      28,218       0.0%
#   Sweco AB Class B                            881      11,598       0.0%
    Swedbank AB Class A                      14,494     337,024       0.1%
    Swedish Match AB                         10,627     327,142       0.1%
*   Swedish Orphan Biovitrum AB               3,893      62,567       0.0%
#   Systemair AB                                348       4,803       0.0%
    Tele2 AB Class B                         11,365     151,584       0.1%
#   Telefonaktiebolaget LM Ericsson Class A   2,994      31,461       0.0%
    Telefonaktiebolaget LM Ericsson Class B  51,438     562,566       0.2%
    Telefonaktiebolaget LM Ericsson
      Sponsored ADR                          20,310     221,785       0.1%
    TeliaSonera AB                           67,364     418,811       0.1%
    Trelleborg AB Class B                     8,996     176,296       0.1%
    Unibet Group P.L.C.                       1,240      72,693       0.0%
#   Vitrolife AB                              1,098      20,713       0.0%
    Volvo AB Class A                          7,466     103,190       0.0%
    Volvo AB Class B                         28,960     400,088       0.1%
    Wallenstam AB Class B                     3,723      62,770       0.0%
#   Wihlborgs Fastigheter AB                  2,227      43,102       0.0%
                                                    -----------       ---
TOTAL SWEDEN                                         13,574,257       3.4%
                                                    -----------       ---
SWITZERLAND -- (6.7%)
    ABB, Ltd.                                32,250     706,676       0.2%
#   ABB, Ltd. Sponsored ADR                  16,629     362,013       0.1%
    Actelion, Ltd.                            2,103     276,714       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SWITZERLAND -- (Continued)
    Adecco SA                                 6,696 $545,702       0.2%
#*  AFG Arbonia-Forster Holding AG              960   20,481       0.0%
    Allreal Holding AG                          448   64,275       0.0%
*   Alpiq Holding AG                             48    4,188       0.0%
    ams AG                                    2,742  149,075       0.1%
    Ascom Holding AG                          2,178   38,778       0.0%
    Autoneum Holding AG                         181   39,969       0.0%
    Baloise Holding AG                        1,892  246,218       0.1%
    Bank Coop AG                                211    9,447       0.0%
    Banque Cantonale Vaudoise                    96   56,538       0.0%
    Barry Callebaut AG                           89  107,968       0.0%
    Basler Kantonalbank                         208   15,975       0.0%
    Belimo Holding AG                            10   24,264       0.0%
#   Berner Kantonalbank AG                      157   33,621       0.0%
    Bobst Group SA                              718   32,755       0.0%
    Bossard Holding AG Class A                  343   40,930       0.0%
#   Bucher Industries AG                        223   56,051       0.0%
    Burckhardt Compression Holding AG           133   57,912       0.0%
    Burkhalter Holding AG                       229   27,964       0.0%
    Calida Holding AG                           274   10,878       0.0%
*   Charles Voegele Holding AG                  527    7,152       0.0%
    Chocoladefabriken Lindt & Sprungli AG         2  128,648       0.0%
    Cie Financiere Richemont SA               9,218  821,627       0.2%
    Clariant AG                              13,120  288,045       0.1%
    Coltene Holding AG                          282   24,939       0.0%
    Conzzeta AG                                  18   67,860       0.0%
    Credit Suisse Group AG                   21,840  578,041       0.2%
    Credit Suisse Group AG Sponsored ADR     21,217  546,762       0.2%
    Daetwyler Holding AG                        441   62,594       0.0%
    DKSH Holding AG                           1,238   97,426       0.0%
*   Dufry AG                                  1,066  156,741       0.1%
    Emmi AG                                     147   48,716       0.0%
    EMS-Chemie Holding AG                       350  146,892       0.0%
    Energiedienst Holding AG                    195    5,699       0.0%
    Feintool International Holding AG           280   28,188       0.0%
    Flughafen Zuerich AG                        107   83,330       0.0%
#   Galenica AG                                 238  222,219       0.1%
    GAM Holding AG                            1,835   41,399       0.0%
    Gategroup Holding AG                        959   33,534       0.0%
    Geberit AG                                1,394  493,718       0.1%
    Georg Fischer AG                            173  122,364       0.0%
    Givaudan SA                                 414  774,666       0.2%
    Helvetia Holding AG                         239  135,786       0.0%
    Holcim, Ltd.                              9,089  730,123       0.2%
    Huber & Suhner AG                           684   31,598       0.0%
    Implenia AG                                 843   57,721       0.0%
    Inficon Holding AG                          107   40,674       0.0%
    Interroll Holding AG                         25   16,622       0.0%
    Intershop Holding AG                         64   27,443       0.0%
    Julius Baer Group, Ltd.                   9,787  512,259       0.1%
    Kaba Holding AG Class B                     165  108,367       0.0%
    Kardex AG                                   470   28,155       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Komax Holding AG                            142 $   26,115       0.0%
    Kudelski SA                               2,490     37,337       0.0%
    Kuehne + Nagel International AG           1,614    242,075       0.1%
    Kuoni Reisen Holding AG                     123     41,325       0.0%
    LEM Holding SA                               36     31,897       0.0%
    Liechtensteinische Landesbank AG            694     28,121       0.0%
    Logitech International SA                 7,268    109,110       0.0%
    Lonza Group AG                            2,815    398,013       0.1%
    Luzerner Kantonalbank AG                    100     38,786       0.0%
    Metall Zug AG                                 9     25,525       0.0%
#*  Meyer Burger Technology AG                3,607     24,669       0.0%
*   Mobilezone Holding AG                     2,139     33,597       0.0%
    Mobimo Holding AG                           288     64,263       0.0%
    Nestle SA                                33,974  2,635,846       0.7%
    Novartis AG                              13,637  1,391,957       0.4%
    Novartis AG ADR                          20,867  2,124,261       0.6%
    OC Oerlikon Corp. AG                      1,482     19,387       0.0%
*   Orascom Development Holding AG              654     10,160       0.0%
    Orior AG                                    397     24,100       0.0%
    Panalpina Welttransport Holding AG          379     52,852       0.0%
    Partners Group Holding AG                   577    180,852       0.1%
    Phoenix Mecano AG                            30     14,633       0.0%
    Rieter Holding AG                           198     32,615       0.0%
    Roche Holding AG(7108918)                   531    148,649       0.0%
    Roche Holding AG(7110388)                15,441  4,418,521       1.1%
    Schindler Holding AG                        551     91,789       0.0%
    Schweiter Technologies AG                    15     12,856       0.0%
    SGS SA                                      163    315,828       0.1%
    Siegfried Holding AG                         67     11,389       0.0%
    Sika AG                                     114    391,287       0.1%
    Sonova Holding AG                         1,446    199,772       0.1%
    St Galler Kantonalbank AG                    77     29,380       0.0%
    Straumann Holding AG                        419    118,550       0.0%
    Sulzer AG                                 1,178    131,451       0.0%
    Swatch Group AG (The)(7184725)              775    346,468       0.1%
    Swatch Group AG (The)(7184736)            1,228    108,807       0.0%
    Swiss Life Holding AG                     1,203    285,473       0.1%
    Swiss Re AG                              10,831    960,790       0.3%
    Swisscom AG                               1,088    646,823       0.2%
    Swissquote Group Holding SA                 501     15,984       0.0%
    Syngenta AG                               2,005    670,932       0.2%
    Syngenta AG ADR                           1,500    100,560       0.0%
    Tecan Group AG                              432     57,413       0.0%
    Temenos Group AG                          2,679     97,355       0.0%
    U-Blox AG                                   336     63,795       0.0%
*   UBS Group AG(H42097107)                  34,938    701,206       0.2%
    UBS Group AG(BRJL176)                    29,907    597,462       0.2%
    Valiant Holding AG                          340     30,653       0.0%
    Valora Holding AG                           187     41,967       0.0%
    Vaudoise Assurances Holding SA Class B       47     26,336       0.0%
    Vetropack Holding AG                          6     10,230       0.0%
*   Von Roll Holding AG                       4,126      5,049       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Vontobel Holding AG                       1,601 $    71,129       0.0%
    VP Bank AG                                   66       5,557       0.0%
    Walter Meier AG                             300      13,500       0.0%
*   Zehnder Group AG                            480      22,730       0.0%
    Zug Estates Holding AG                        5       7,652       0.0%
    Zuger Kantonalbank AG                         2      10,275       0.0%
    Zurich Insurance Group AG                 4,012   1,238,317       0.3%
                                                    -----------       ---
TOTAL SWITZERLAND                                    28,991,131       7.3%
                                                    -----------       ---
UNITED KINGDOM -- (16.7%)
    A.G.BARR P.L.C.                           1,821      17,456       0.0%
    Aberdeen Asset Management P.L.C.         62,354     452,782       0.1%
    Acacia Mining P.L.C.                        156         692       0.0%
    Admiral Group P.L.C.                      9,283     221,359       0.1%
#*  Afren P.L.C.                             43,528       2,219       0.0%
*   Aga Rangemaster Group P.L.C.                991       1,442       0.0%
    Aggreko P.L.C.                           12,950     326,665       0.1%
    Alent P.L.C.                              9,754      54,168       0.0%
    Amec Foster Wheeler P.L.C.               21,219     297,091       0.1%
    Amlin P.L.C.                             34,436     241,328       0.1%
    Anglo American P.L.C.                    31,855     539,704       0.1%
    Anglo Pacific Group P.L.C.               11,214      16,376       0.0%
#   Antofagasta P.L.C.                       14,119     168,994       0.1%
    ARM Holdings P.L.C.                       5,384      91,482       0.0%
#   ARM Holdings P.L.C. Sponsored ADR         8,359     426,225       0.1%
#   Ashmore Group P.L.C.                     20,885      98,730       0.0%
    Ashtead Group P.L.C.                     25,801     442,424       0.1%
    AstraZeneca P.L.C. Sponsored ADR         23,011   1,575,793       0.4%
    Aviva P.L.C.                            107,385     863,965       0.2%
    Aviva P.L.C. Sponsored ADR               19,993     322,287       0.1%
    Avon Rubber P.L.C.                          439       5,216       0.0%
    Babcock International Group P.L.C.       13,795     212,800       0.1%
    BAE Systems P.L.C.                       97,295     753,764       0.2%
    Balfour Beatty P.L.C.                    35,417     131,088       0.0%
    Bank of Georgia Holdings P.L.C.           1,539      42,266       0.0%
    Barclays P.L.C.                          60,528     236,813       0.1%
    Barclays P.L.C. Sponsored ADR            58,266     917,107       0.2%
    Barratt Developments P.L.C.              66,795     529,908       0.1%
    BBA Aviation P.L.C.                      15,321      80,616       0.0%
    Beazley P.L.C.                           27,575     118,588       0.0%
    Bellway P.L.C.                            6,989     212,481       0.1%
    Berendsen P.L.C.                         10,665     169,547       0.1%
    Berkeley Group Holdings P.L.C.            8,146     313,643       0.1%
    Betfair Group P.L.C.                        668      23,804       0.0%
    BG Group P.L.C.                          65,877   1,193,266       0.3%
    BHP Billiton P.L.C. ADR                   5,116     247,103       0.1%
    Bloomsbury Publishing P.L.C.              3,636       9,351       0.0%
    Bodycote P.L.C.                          10,372     109,234       0.0%
    Booker Group P.L.C.                      11,561      25,594       0.0%
    Bovis Homes Group P.L.C.                  5,933      84,476       0.0%
#   BP P.L.C. Sponsored ADR                  70,013   3,021,761       0.8%
    Brammer P.L.C.                            6,600      38,424       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Brewin Dolphin Holdings P.L.C.            11,579 $   60,134       0.0%
    British American Tobacco P.L.C.            7,802    428,670       0.1%
    British American Tobacco P.L.C.
      Sponsored ADR                           20,985  2,310,658       0.6%
    British Polythene Industries P.L.C.        1,104     11,749       0.0%
    Britvic P.L.C.                            12,846    142,662       0.0%
    BT Group P.L.C.                           94,455    658,784       0.2%
*   BTG P.L.C.                                 7,993     88,195       0.0%
    Bunzl P.L.C.                               9,827    276,308       0.1%
    Burberry Group P.L.C.                     11,948    318,522       0.1%
    Bwin.Party Digital Entertainment P.L.C.    8,620     11,030       0.0%
    Cable & Wireless Communications P.L.C.   185,123    190,831       0.1%
    Cape P.L.C.                                5,529     22,402       0.0%
    Capita P.L.C.                             17,811    311,749       0.1%
    Capital & Regional P.L.C.                 16,688     14,413       0.0%
    Carillion P.L.C.                          11,868     59,214       0.0%
    Carnival P.L.C. ADR                        1,401     63,451       0.0%
    Catlin Group, Ltd.                        17,333    186,749       0.1%
    Centamin P.L.C.                           60,983     59,560       0.0%
#   Centrica P.L.C.                          134,152    523,795       0.1%
    Chemring Group P.L.C.                      7,438     24,440       0.0%
    Chesnara P.L.C.                            5,426     26,651       0.0%
    Cineworld Group P.L.C.                     8,907     66,526       0.0%
    Close Brothers Group P.L.C.                8,413    196,658       0.1%
    Cobham P.L.C.                             64,866    294,258       0.1%
    Coca-Cola HBC AG                           6,587    138,964       0.0%
*   Colt Group SA                             23,480     53,672       0.0%
    Communisis P.L.C.                         24,464     21,400       0.0%
    Compass Group P.L.C.                      35,564    628,694       0.2%
    Computacenter P.L.C.                       4,785     51,371       0.0%
    Connect Group P.L.C.                       6,231     15,164       0.0%
    Consort Medical P.L.C.                     1,846     26,571       0.0%
    Costain Group P.L.C.                       2,451     12,008       0.0%
    Cranswick P.L.C.                           2,118     46,359       0.0%
    Croda International P.L.C.                10,396    451,152       0.1%
    CSR P.L.C.                                 6,238     84,091       0.0%
    Daily Mail & General Trust P.L.C.         14,971    205,800       0.1%
    Dairy Crest Group P.L.C.                   3,168     22,148       0.0%
    DCC P.L.C.                                 2,739    174,238       0.1%
    De La Rue P.L.C.                           2,414     20,287       0.0%
    Debenhams P.L.C.                          27,433     37,685       0.0%
    Dechra Pharmaceuticals P.L.C.              3,333     52,385       0.0%
    Development Securities P.L.C.              4,283     16,631       0.0%
    Devro P.L.C.                              12,274     54,962       0.0%
    Diageo P.L.C.                              9,540    264,853       0.1%
    Diageo P.L.C. Sponsored ADR               12,180  1,352,224       0.4%
    Dignity P.L.C.                             1,526     47,589       0.0%
    Diploma P.L.C.                             2,091     25,649       0.0%
    Direct Line Insurance Group P.L.C.        32,247    157,431       0.1%
    Dixons Carphone P.L.C.                    16,356    106,147       0.0%
    Domino Printing Sciences P.L.C.            2,816     39,508       0.0%
    Domino's Pizza Group P.L.C.                7,241     87,604       0.0%
    Drax Group P.L.C.                         20,830    127,267       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    DS Smith P.L.C.                           51,212 $  273,828       0.1%
    Dunelm Group P.L.C.                        2,770     38,135       0.0%
    E2V Technologies P.L.C.                    3,925     13,985       0.0%
    easyJet P.L.C.                             3,573     98,796       0.0%
    Electrocomponents P.L.C.                  13,882     51,289       0.0%
    Elementis P.L.C.                          28,161    131,049       0.0%
*   EnQuest P.L.C.                            34,923     28,060       0.0%
*   Enterprise Inns P.L.C.                    18,852     33,701       0.0%
    Essentra P.L.C.                           17,134    251,515       0.1%
    Euromoney Institutional Investor P.L.C.      754     13,213       0.0%
    Evraz P.L.C.                              12,350     35,866       0.0%
    Experian P.L.C.                           27,020    482,585       0.1%
    Fenner P.L.C.                              8,735     28,071       0.0%
    Ferrexpo P.L.C.                           10,562     12,660       0.0%
    Fidessa Group P.L.C.                         883     30,143       0.0%
*   Findel P.L.C.                              1,988      6,672       0.0%
*   Firstgroup P.L.C.                          1,273      1,934       0.0%
*   Fortune Oil CVR                           50,047        384       0.0%
    Fresnillo P.L.C.                           4,173     46,283       0.0%
    Fuller Smith & Turner P.L.C. Class A         636      9,749       0.0%
    G4S P.L.C.                                89,283    400,480       0.1%
    Galliford Try P.L.C.                       3,318     76,348       0.0%
*   Gem Diamonds, Ltd.                         3,300      7,056       0.0%
    Genus P.L.C.                               1,417     29,331       0.0%
    GKN P.L.C.                                95,248    510,871       0.1%
    GlaxoSmithKline P.L.C.                     9,599    221,705       0.1%
    GlaxoSmithKline P.L.C. Sponsored ADR      40,109  1,851,030       0.5%
    Glencore P.L.C.                          137,567    653,521       0.2%
    Go-Ahead Group P.L.C.                      1,837     69,363       0.0%
    Grafton Group P.L.C.                       9,346    117,943       0.0%
    Greencore Group P.L.C.                    20,358    110,474       0.0%
    Greene King P.L.C.                         7,915    100,630       0.0%
    Greggs P.L.C.                              6,774    123,108       0.0%
    Halfords Group P.L.C.                     12,696     88,420       0.0%
    Halma P.L.C.                              20,385    222,010       0.1%
    Hargreaves Lansdown P.L.C.                11,285    211,986       0.1%
    Hays P.L.C.                               74,969    176,204       0.1%
    Headlam Group P.L.C.                         999      7,124       0.0%
    Helical Bar P.L.C.                         7,871     46,962       0.0%
    Henderson Group P.L.C.                    34,976    149,243       0.0%
    Hikma Pharmaceuticals P.L.C.               5,968    186,632       0.1%
    Hill & Smith Holdings P.L.C.               3,774     40,230       0.0%
    Hiscox, Ltd.                              15,205    191,569       0.1%
*   Hochschild Mining P.L.C.                   1,326      1,989       0.0%
    Home Retail Group P.L.C.                  50,141    128,127       0.0%
    Homeserve P.L.C.                           3,738     21,843       0.0%
    Howden Joinery Group P.L.C.               34,473    245,407       0.1%
    HSBC Holdings P.L.C.                      16,383    163,658       0.1%
    HSBC Holdings P.L.C. Sponsored ADR        47,904  2,377,476       0.6%
    Hunting P.L.C.                             7,261     65,192       0.0%
    ICAP P.L.C.                               24,324    206,796       0.1%
    IG Group Holdings P.L.C.                  23,008    259,418       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Imagination Technologies Group P.L.C.      4,965 $   14,922       0.0%
    IMI P.L.C.                                12,477    239,099       0.1%
    Imperial Tobacco Group P.L.C.             29,607  1,445,724       0.4%
    Inchcape P.L.C.                           25,989    330,582       0.1%
*   Indivior P.L.C.                           13,473     41,206       0.0%
    Informa P.L.C.                            17,293    147,277       0.0%
    Inmarsat P.L.C.                           10,496    161,623       0.1%
    Innovation Group P.L.C.                  128,346     55,997       0.0%
    InterContinental Hotels Group P.L.C. ADR   5,742    244,679       0.1%
*   International Consolidated Airlines
      Group SA                                15,887    131,761       0.0%
    Interserve P.L.C.                          3,474     30,768       0.0%
    Intertek Group P.L.C.                      6,963    278,280       0.1%
    Investec P.L.C.                           32,948    314,617       0.1%
*   IP Group P.L.C.                            4,878     14,680       0.0%
    ITE Group P.L.C.                           6,026     17,380       0.0%
    ITV P.L.C.                                72,400    281,094       0.1%
    J Sainsbury P.L.C.                        68,881    286,412       0.1%
    James Fisher & Sons P.L.C.                 1,771     31,316       0.0%
    Jardine Lloyd Thompson Group P.L.C.        6,010     97,875       0.0%
    JD Sports Fashion P.L.C.                   1,648     14,494       0.0%
    JD Wetherspoon P.L.C.                      5,996     69,860       0.0%
    John Wood Group P.L.C.                    19,202    202,321       0.1%
    Johnson Matthey P.L.C.                     9,374    479,307       0.1%
    Jupiter Fund Management P.L.C.            21,459    141,291       0.0%
*   KAZ Minerals P.L.C.                        2,895     11,514       0.0%
    Kcom Group P.L.C.                         20,072     28,218       0.0%
    Keller Group P.L.C.                        3,054     46,714       0.0%
    Kier Group P.L.C.                          1,463     36,292       0.0%
    Kingfisher P.L.C.                         55,545    298,417       0.1%
    Ladbrokes P.L.C.                           4,695      7,348       0.0%
    Laird P.L.C.                               7,873     43,296       0.0%
*   Lamprell P.L.C.                           15,273     32,892       0.0%
    Lancashire Holdings, Ltd.                  4,724     46,181       0.0%
    Legal & General Group P.L.C.             198,527    789,160       0.2%
*   Liberty Global P.L.C. Class A                118      6,163       0.0%
*   Liberty Global P.L.C. Series C               292     14,713       0.0%
    Lloyds Banking Group P.L.C.              820,267    971,423       0.3%
    Lloyds Banking Group P.L.C. ADR           32,457    154,820       0.1%
    London Stock Exchange Group P.L.C.         2,661    103,577       0.0%
#*  Lonmin P.L.C.                             21,053     46,538       0.0%
    Lookers P.L.C.                             8,574     20,576       0.0%
    Low & Bonar P.L.C.                        19,043     18,068       0.0%
    Man Group P.L.C.                          52,508    154,820       0.1%
    Marks & Spencer Group P.L.C.              59,955    507,729       0.1%
    Marshalls P.L.C.                           2,042      8,488       0.0%
    Marston's P.L.C.                          32,058     77,960       0.0%
*   McBride P.L.C.(BVXC225)                  120,972        186       0.0%
    McBride P.L.C.(0574635)                    7,116     10,264       0.0%
    Mears Group P.L.C.                         3,263     21,420       0.0%
    Meggitt P.L.C.                            36,215    292,667       0.1%
    Melrose Industries P.L.C.                 42,473    172,355       0.1%
    Merlin Entertainments P.L.C.               1,661     11,098       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Michael Page International P.L.C.         14,037 $  114,358       0.0%
    Micro Focus International P.L.C.           4,777     91,949       0.0%
    Millennium & Copthorne Hotels P.L.C.       1,077      9,562       0.0%
*   Mitchells & Butlers P.L.C.                 9,901     63,233       0.0%
    Mitie Group P.L.C.                        16,416     72,011       0.0%
    Mondi P.L.C.                              15,560    315,061       0.1%
    Moneysupermarket.com Group P.L.C.         14,416     61,773       0.0%
    Morgan Advanced Materials P.L.C.          14,219     73,032       0.0%
    Morgan Sindall Group P.L.C.                2,809     33,774       0.0%
    N Brown Group P.L.C.                       7,241     38,014       0.0%
    National Express Group P.L.C.             15,437     67,984       0.0%
    National Grid P.L.C.                       7,548    101,546       0.0%
    National Grid P.L.C. Sponsored ADR         8,108    546,722       0.1%
    Next P.L.C.                                4,084    459,166       0.1%
    Northgate P.L.C.                           3,633     35,985       0.0%
    Novae Group P.L.C.                           169      1,804       0.0%
    Old Mutual P.L.C.                        122,869    440,746       0.1%
*   Ophir Energy P.L.C.                        4,078      8,890       0.0%
*   Optos P.L.C.                               3,078     16,064       0.0%
    Oxford Instruments P.L.C.                    349      4,968       0.0%
    Pace P.L.C.                               21,374    135,515       0.0%
    PayPoint P.L.C.                            1,450     18,910       0.0%
    Pearson P.L.C.                               850     17,178       0.0%
#   Pearson P.L.C. Sponsored ADR              37,005    748,981       0.2%
    Pennon Group P.L.C.                       10,595    139,055       0.0%
    Persimmon P.L.C.                          21,976    570,592       0.2%
*   Petra Diamonds, Ltd.                      10,992     26,363       0.0%
    Petrofac, Ltd.                            17,761    237,061       0.1%
*   Petropavlovsk P.L.C.                       2,951        286       0.0%
    Phoenix Group Holdings                     4,714     60,836       0.0%
    Phoenix IT Group P.L.C.                    1,162      2,220       0.0%
    Playtech P.L.C.                            6,282     78,919       0.0%
    Premier Farnell P.L.C.                    22,991     67,086       0.0%
*   Premier Foods P.L.C.                       6,960      4,912       0.0%
*   Premier Oil P.L.C.                        13,915     37,226       0.0%
    Prudential P.L.C.                         19,483    485,078       0.1%
    Prudential P.L.C. ADR                     11,697    583,797       0.2%
    PZ Cussons P.L.C.                          7,054     38,649       0.0%
    QinetiQ Group P.L.C.                      15,359     47,536       0.0%
*   Quintain Estates & Development P.L.C.     32,610     47,971       0.0%
    Randgold Resources, Ltd.                   3,232    245,957       0.1%
*   Raven Russia, Ltd.                         5,190      4,096       0.0%
    Reckitt Benckiser Group P.L.C.            13,473  1,199,156       0.3%
    Redrow P.L.C.                              8,714     49,357       0.0%
    Reed Elsevier P.L.C.                      12,196    201,848       0.1%
    Reed Elsevier P.L.C. Sponsored ADR         6,575    434,673       0.1%
    Regus P.L.C.                              35,552    135,784       0.0%
    Renishaw P.L.C.                            1,838     70,490       0.0%
    Rentokil Initial P.L.C.                   77,757    159,925       0.1%
    Restaurant Group P.L.C. (The)              8,057     83,732       0.0%
    Rexam P.L.C.                              28,054    249,001       0.1%
    Ricardo P.L.C.                             1,818     23,574       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Rightmove P.L.C.                           4,333 $  209,758       0.1%
#   Rio Tinto P.L.C. Sponsored ADR            10,882    487,405       0.1%
*   Rolls-Royce Holdings P.L.C.(BVYJ8N8)   4,696,287      7,209       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)      33,307    531,010       0.1%
    Rotork P.L.C.                              2,937    105,983       0.0%
    Royal Dutch Shell P.L.C.(B03MLX2)          2,195     69,209       0.0%
    Royal Dutch Shell P.L.C.(B03MM40)          2,289     73,284       0.0%
    Royal Dutch Shell P.L.C. ADR(B03MM73)     19,892  1,284,824       0.3%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                          17,297  1,097,149       0.3%
    Royal Mail P.L.C.                         16,501    117,892       0.0%
    RPC Group P.L.C.                          17,386    159,785       0.1%
    RPS Group P.L.C.                          10,423     34,067       0.0%
    RSA Insurance Group P.L.C.                42,230    276,258       0.1%
    SABMiller P.L.C.                          11,172    591,366       0.2%
    Sage Group P.L.C. (The)                   12,091     89,899       0.0%
    Savills P.L.C.                             6,177     78,229       0.0%
    Schroders P.L.C.(0239581)                  1,920     71,928       0.0%
    Schroders P.L.C.(0240549)                  3,075    152,515       0.1%
    SDL P.L.C.                                 2,041     14,581       0.0%
    Senior P.L.C.                             23,911    114,817       0.0%
    Serco Group P.L.C.                        12,629     25,800       0.0%
*   Severfield P.L.C.                         19,906     19,531       0.0%
    Severn Trent P.L.C.                        7,999    260,478       0.1%
    Shanks Group P.L.C.                       20,199     33,066       0.0%
    Shire P.L.C.(B39JBM7)                      1,800    438,318       0.1%
    Shire P.L.C.(B2QKY05)                      5,784    470,028       0.1%
    SIG P.L.C.                                22,719     67,516       0.0%
    Sky P.L.C.                                27,451    452,610       0.1%
    Sky P.L.C. Sponsored ADR                   2,100    138,915       0.0%
*   Skyepharma P.L.C.                          3,733     17,212       0.0%
    Smith & Nephew P.L.C. Sponsored ADR        5,250    177,922       0.1%
    Smiths Group P.L.C.                       26,885    470,660       0.1%
    Soco International P.L.C.                  9,859     27,262       0.0%
    Spectris P.L.C.                            7,078    232,623       0.1%
    Speedy Hire P.L.C.                        13,614     15,464       0.0%
    Spirax-Sarco Engineering P.L.C.            3,583    185,467       0.1%
    Spirent Communications P.L.C.              8,253     11,048       0.0%
    Spirit Pub Co. P.L.C.                     29,354     50,482       0.0%
*   Sports Direct International P.L.C.        13,700    129,498       0.0%
    SSE P.L.C.                                32,678    774,263       0.2%
    St Ives P.L.C.                             1,554      4,129       0.0%
    St James's Place P.L.C.                   14,986    204,420       0.1%
    ST Modwen Properties P.L.C.                5,130     34,185       0.0%
    Stagecoach Group P.L.C.                   21,827    121,311       0.0%
    Standard Chartered P.L.C.                 28,645    468,982       0.1%
    Standard Life P.L.C.                      50,615    361,808       0.1%
    Sthree P.L.C.                              2,477     14,174       0.0%
    Synergy Health P.L.C.                      1,599     54,232       0.0%
    Synthomer P.L.C.                          11,780     57,667       0.0%
#   TalkTalk Telecom Group P.L.C.             28,185    157,563       0.1%
    Tate & Lyle P.L.C.                         4,832     44,020       0.0%
    Taylor Wimpey P.L.C.                     180,424    458,129       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Ted Baker P.L.C.                           921 $     40,226       0.0%
    Telecity Group P.L.C.                   12,078      163,831       0.1%
    Telecom Plus P.L.C.                      1,277       14,999       0.0%
    Tesco P.L.C.                            40,999      138,194       0.0%
*   Thomas Cook Group P.L.C.                52,643      115,467       0.0%
    Topps Tiles P.L.C.                       4,626        8,214       0.0%
    Travis Perkins P.L.C.                   14,309      454,814       0.1%
*   Trinity Mirror P.L.C.                    7,412       20,879       0.0%
    TT electronics P.L.C.                   11,738       24,012       0.0%
    TUI AG(B11LJN4)                          1,268       23,644       0.0%
    TUI AG(5666292)                          4,115       76,707       0.0%
    Tullett Prebon P.L.C.                    1,288        7,053       0.0%
    Tullow Oil P.L.C.                       17,973      114,112       0.0%
    UBM P.L.C.                              19,033      164,304       0.1%
    UDG Healthcare P.L.C.                    9,461       77,318       0.0%
    Ultra Electronics Holdings P.L.C.        3,594       95,575       0.0%
    Unilever P.L.C.                          2,038       89,335       0.0%
    Unilever P.L.C. Sponsored ADR           17,262      756,421       0.2%
    UNITE Group P.L.C. (The)                11,473      105,422       0.0%
    United Utilities Group P.L.C.           34,901      519,194       0.1%
    UTV Media P.L.C.                         2,842        7,838       0.0%
*   Vectura Group P.L.C.                     4,989       11,935       0.0%
    Vedanta Resources P.L.C.                 3,226       30,985       0.0%
    Vesuvius P.L.C.                          2,319       16,128       0.0%
    Victrex P.L.C.                           4,307      130,358       0.0%
    Vodafone Group P.L.C.                  112,651      396,891       0.1%
    Vodafone Group P.L.C. Sponsored ADR     26,423      930,096       0.2%
    Weir Group P.L.C. (The)                  6,032      173,423       0.1%
    WH Smith P.L.C.                          5,987      131,355       0.0%
    Whitbread P.L.C.                         4,616      370,662       0.1%
    William Hill P.L.C.                      9,838       54,356       0.0%
    WM Morrison Supermarkets P.L.C.        136,807      390,075       0.1%
    Wolseley P.L.C.                          7,106      420,255       0.1%
    WPP P.L.C.                              11,150      260,034       0.1%
    WPP P.L.C. Sponsored ADR                 2,474      288,048       0.1%
    WS Atkins P.L.C.                         6,281      128,874       0.0%
    Xaar P.L.C.                              1,636       11,010       0.0%
    Xchanging P.L.C.                         3,063        5,729       0.0%
    XP Power, Ltd.                             435       10,057       0.0%
                                                   ------------      ----
TOTAL UNITED KINGDOM                                 72,049,008      18.3%
                                                   ------------      ----
TOTAL COMMON STOCKS                                 390,741,987      99.0%
                                                   ------------      ----
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Fuchs Petrolub SE                        2,210       93,093       0.0%
    Henkel AG & Co. KGaA                     1,161      134,859       0.0%
    Porsche Automobil Holding SE             2,131      202,196       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
GERMANY -- (Continued)
#     Volkswagen AG                          2,927 $    753,543        0.2%
                                                   ------------      -----
TOTAL GERMANY                                         1,183,691        0.3%
                                                   ------------      -----
TOTAL PREFERRED STOCKS                                1,183,691        0.3%
                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Seven West Media, Ltd. Rights
        05/28/15                            26,256           --        0.0%
                                                   ------------      -----
AUSTRIA -- (0.0%)
#*    Intercell AG Rights                      265           --        0.0%
                                                   ------------      -----
BELGIUM -- (0.0%)
#*    Recticel SA Rights 05/07/15            1,539        1,417        0.0%
                                                   ------------      -----
CANADA -- (0.0%)
*     Constellation Software, Inc.
        Rights 09/15/15                        535          160        0.0%
                                                   ------------      -----
HONG KONG -- (0.0%)
*     Haitong International Securities
        Group, Ltd. Rights 05/15/15         34,000       22,592        0.0%
                                                   ------------      -----
ITALY -- (0.0%)
*     UnipolSai SpA Rights
        05/15/15(BWXTV26)                   37,625           --        0.0%
*     UnipolSai SpA Rights
        05/15/15(BWXT933)                   37,625           --        0.0%
                                                   ------------      -----
TOTAL ITALY                                                  --        0.0%
                                                   ------------      -----
SPAIN -- (0.0%)
*     Banco Popular Espanol SA Rights       74,942        1,430        0.0%
*     Banco Santander SA Rights            151,357       24,961        0.0%
                                                   ------------      -----
TOTAL SPAIN                                              26,391        0.0%
                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                    50,560        0.0%
                                                   ------------      -----

                                                     VALUE+
                                                   ------------
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund     3,361,431   38,891,761        9.8%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $386,696,289)                              $430,867,999      109.1%
                                                   ============      =====

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia                   $   930,485 $ 20,109,680   --    $ 21,040,165
     Austria                              --    1,770,174   --       1,770,174
     Belgium                         679,454    4,923,547   --       5,603,001
     Canada                       34,205,831       59,864   --      34,265,695
     China                                --       26,734   --          26,734
     Denmark                         825,200    6,634,137   --       7,459,337
     Finland                         326,559    5,613,720   --       5,940,279
     France                        1,317,249   35,378,773   --      36,696,022
     Germany                       1,420,217   23,956,784   --      25,377,001
     Hong Kong                        55,625    8,246,055   --       8,301,680
     Ireland                         358,235    1,685,162   --       2,043,397
     Israel                          515,969    1,518,275   --       2,034,244
     Italy                           166,143    9,365,697   --       9,531,840
     Japan                         4,308,029   78,941,176   --      83,249,205
     Netherlands                   3,131,486    8,652,971   --      11,784,457
     New Zealand                      10,023      885,572   --         895,595
     Norway                          143,257    3,232,127   --       3,375,384
     Portugal                             --    1,293,215   --       1,293,215
     Singapore                         4,028    4,580,044   --       4,584,072
     Spain                           969,827    9,886,267   --      10,856,094
     Sweden                          221,785   13,352,472   --      13,574,257
     Switzerland                   3,834,802   25,156,329   --      28,991,131
     United Kingdom               22,814,825   49,234,183   --      72,049,008
  Preferred Stocks
     Germany                              --    1,183,691   --       1,183,691
  Rights/Warrants
     Australia                            --           --   --              --
     Austria                              --           --   --              --
     Belgium                              --        1,417   --           1,417
     Canada                               --          160   --             160
     Hong Kong                            --       22,592   --          22,592
     Italy                                --           --   --              --
     Spain                                --       26,391   --          26,391
  Securities Lending Collateral           --   38,891,761   --      38,891,761
                                 ----------- ------------   --    ------------
  TOTAL                          $76,239,029 $354,628,970   --    $430,867,999
                                 =========== ============   ==    ============

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
COMMON STOCKS -- (92.0%)

AUSTRALIA -- (5.7%)
    Alumina, Ltd.                            37,687 $   45,731       0.1%
    Asciano, Ltd.                            34,247    177,944       0.2%
    Australia & New Zealand Banking Group,
      Ltd.                                    2,163     57,877       0.1%
    Bank of Queensland, Ltd.                  6,312     64,818       0.1%
    Bendigo & Adelaide Bank, Ltd.             5,666     53,935       0.1%
    BHP Billiton, Ltd.                       15,414    393,618       0.5%
    BlueScope Steel, Ltd.                     7,923     21,800       0.0%
    Boral, Ltd.                              15,539     77,406       0.1%
    Echo Entertainment Group, Ltd.           18,272     65,241       0.1%
#   Fortescue Metals Group, Ltd.              7,482     12,639       0.0%
#   Harvey Norman Holdings, Ltd.              7,208     24,998       0.0%
    Incitec Pivot, Ltd.                      39,877    125,235       0.2%
    Lend Lease Group                          1,884     23,805       0.0%
    Macquarie Group, Ltd.                     9,299    569,746       0.8%
#   Metcash, Ltd.                               871        909       0.0%
    National Australia Bank, Ltd.             7,141    206,770       0.3%
    New Hope Corp., Ltd.                        301        518       0.0%
*   Newcrest Mining, Ltd.                    16,748    187,736       0.3%
#   Orica, Ltd.                               4,349     68,922       0.1%
    Origin Energy, Ltd.                      13,089    130,833       0.2%
#   Primary Health Care, Ltd.                 7,694     30,114       0.0%
*   Qantas Airways, Ltd.                     25,486     68,123       0.1%
    QBE Insurance Group, Ltd.                17,908    193,151       0.3%
    Rio Tinto, Ltd.                           5,114    230,525       0.3%
    Santos, Ltd.                             33,098    215,545       0.3%
#   Seven Group Holdings, Ltd.                3,080     17,830       0.0%
#   Sims Metal Management, Ltd.               3,434     29,268       0.0%
    Suncorp Group, Ltd.                      24,653    254,946       0.3%
    Tabcorp Holdings, Ltd.                   16,496     63,372       0.1%
    Tatts Group, Ltd.                        28,433     90,572       0.1%
    Toll Holdings, Ltd.                      13,122     92,874       0.1%
    Treasury Wine Estates, Ltd.              12,274     53,831       0.1%
    Washington H Soul Pattinson & Co., Ltd.     288      3,376       0.0%
    Wesfarmers, Ltd.                         15,707    541,409       0.7%
    Woodside Petroleum, Ltd.                 14,149    390,190       0.5%
                                                    ----------       ---
TOTAL AUSTRALIA                                      4,585,607       6.1%
                                                    ----------       ---
AUSTRIA -- (0.1%)
    OMV AG                                      489     16,276       0.0%
#   Raiffeisen Bank International AG          1,529     25,382       0.1%
                                                    ----------       ---
TOTAL AUSTRIA                                           41,658       0.1%
                                                    ----------       ---
BELGIUM -- (1.5%)
#   Ageas                                     5,638    211,840       0.3%
    Belgacom SA                                 632     23,539       0.0%
    Colruyt SA                                1,084     51,232       0.1%
    Delhaize Group SA                         3,211    258,486       0.3%
*   KBC Groep NV                              2,957    194,551       0.3%
    Solvay SA                                 1,860    273,876       0.4%
#   UCB SA                                      935     67,351       0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
BELGIUM -- (Continued)
#   Umicore SA                                2,129 $  105,825       0.1%
                                                    ----------       ---
TOTAL BELGIUM                                        1,186,700       1.6%
                                                    ----------       ---
CANADA -- (7.8%)
    Agrium, Inc.                              1,549    160,523       0.2%
    Bank of Montreal                          8,539    557,597       0.8%
    Barrick Gold Corp.                       27,799    361,943       0.5%
#*  BlackBerry, Ltd.                          7,188     72,982       0.1%
#   Bonavista Energy Corp.                    1,204      8,293       0.0%
    Cameco Corp.                              4,527     79,621       0.1%
    Canadian Natural Resources,
      Ltd.(136385101)                        10,741    357,138       0.5%
    Canadian Natural Resources,
      Ltd.(2171573)                          11,405    378,969       0.5%
#   Canadian Tire Corp., Ltd. Class A         2,200    233,020       0.3%
    Cenovus Energy, Inc.                      4,254     80,060       0.1%
#   Crescent Point Energy Corp.(B67C8W8)      5,356    139,882       0.2%
    Crescent Point Energy Corp.(22576C101)    1,617     42,204       0.1%
    Eldorado Gold Corp.(284902103)            2,845     14,111       0.0%
    Eldorado Gold Corp.(2307873)              3,127     15,577       0.0%
    Empire Co., Ltd.                            600     43,350       0.1%
    Encana Corp.                             19,303    274,296       0.4%
#   Enerplus Corp.                            1,972     24,942       0.0%
    Ensign Energy Services, Inc.              2,603     20,755       0.0%
    Fairfax Financial Holdings, Ltd.            434    237,054       0.3%
    First Quantum Minerals, Ltd.             11,339    173,677       0.2%
#   Genworth MI Canada, Inc.                    742     21,617       0.0%
    Goldcorp, Inc.                            5,243     98,689       0.1%
#   Husky Energy, Inc.                        7,339    164,116       0.2%
#   Industrial Alliance Insurance &
      Financial Services, Inc.                1,800     65,510       0.1%
*   Kinross Gold Corp.                       20,200     49,056       0.1%
*   Lundin Mining Corp.                       7,637     37,979       0.1%
    Magna International, Inc.                 2,020    101,795       0.1%
    Manulife Financial Corp.                 28,109    511,623       0.7%
    Maple Leaf Foods, Inc.                    1,500     28,782       0.0%
*   MEG Energy Corp.                          2,200     42,432       0.1%
#   Pacific Rubiales Energy Corp.             4,700     15,894       0.0%
    Pan American Silver Corp.                   700      6,701       0.0%
#   Pengrowth Energy Corp.                    4,191     14,069       0.0%
#   Penn West Petroleum, Ltd.                 7,406     18,415       0.0%
    Precision Drilling Corp.(B5YPLH9)         4,250     30,928       0.1%
    Precision Drilling Corp.(74022D308)       1,991     14,475       0.0%
#   Sun Life Financial, Inc.                  4,337    138,791       0.2%
    Suncor Energy, Inc.                      32,505  1,058,534       1.4%
    Talisman Energy, Inc.(2068299)           22,512    179,686       0.2%
    Talisman Energy, Inc.(87425E103)          4,948     39,436       0.1%
    Teck Resources, Ltd. Class B              7,945    120,443       0.2%
#   Thomson Reuters Corp.                     2,478    101,811       0.1%
#   TransAlta Corp.(2901628)                  5,411     53,819       0.1%
    TransAlta Corp.(89346D107)                2,845     28,222       0.0%
    WSP Global, Inc.                            800     28,512       0.0%
    Yamana Gold, Inc.                        15,600     59,607       0.1%
                                                    ----------       ---
TOTAL CANADA                                         6,306,936       8.4%
                                                    ----------       ---

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A             50 $   96,395       0.1%
    AP Moeller - Maersk A.S. Class B            160    317,533       0.4%
    Carlsberg A.S. Class B                    3,388    308,879       0.4%
    Danske Bank A.S.                          4,809    136,386       0.2%
*   H Lundbeck A.S.                           1,354     26,337       0.0%
*   Jyske Bank A.S.                             656     32,124       0.1%
    TDC A.S.                                 18,432    140,330       0.2%
    Vestas Wind Systems A.S.                  3,695    167,596       0.2%
                                                    ----------       ---
TOTAL DENMARK                                        1,225,580       1.6%
                                                    ----------       ---
FINLAND -- (0.8%)
    Fortum Oyj                               11,177    220,717       0.3%
    Kesko Oyj Class B                           830     33,913       0.0%
#   Neste Oil Oyj                             1,379     37,506       0.0%
    Stora Enso Oyj Class R                   19,211    202,162       0.3%
    UPM-Kymmene Oyj                           7,501    135,727       0.2%
                                                    ----------       ---
TOTAL FINLAND                                          630,025       0.8%
                                                    ----------       ---
FRANCE -- (8.5%)
#   AXA SA                                    2,793     70,623       0.1%
    AXA SA Sponsored ADR                     22,449    565,266       0.7%
    BNP Paribas SA                           11,096    700,726       0.9%
    Bollore SA                               13,200     75,439       0.1%
#   Bouygues SA                               5,573    230,080       0.3%
    Casino Guichard Perrachon SA              1,584    140,069       0.2%
    Cie de Saint-Gobain                      11,291    513,143       0.7%
    Cie Generale des Etablissements Michelin  1,987    221,582       0.3%
    CNP Assurances                            4,443     79,856       0.1%
    Credit Agricole SA                        7,605    118,321       0.2%
    Eiffage SA                                  362     22,076       0.0%
    Electricite de France SA                  4,582    116,588       0.2%
#   GDF Suez                                 27,688    563,351       0.7%
#   Lafarge SA                                4,430    323,234       0.4%
    Lagardere SCA                             1,998     64,138       0.1%
    Natixis SA                               11,988     99,230       0.1%
    Orange SA                                41,374    681,484       0.9%
*   Peugeot SA                                9,014    170,415       0.2%
    Renault SA                                6,543    688,439       0.9%
    Rexel SA                                  4,140     78,025       0.1%
#   SCOR SE                                   1,823     65,613       0.1%
    Societe Generale SA                      11,603    580,088       0.8%
    STMicroelectronics NV                    16,130    128,646       0.2%
    Total SA                                  5,375    291,056       0.4%
    Vallourec SA                              2,272     53,576       0.1%
    Vivendi SA                                8,471    212,358       0.3%
                                                    ----------       ---
TOTAL FRANCE                                         6,853,422       9.1%
                                                    ----------       ---
GERMANY -- (7.2%)
#   Allianz SE                                7,432  1,265,035       1.7%
    Bayerische Motoren Werke AG               6,083    717,579       0.9%
*   Commerzbank AG                           14,877    200,708       0.2%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
GERMANY -- (Continued)
    Daimler AG                                19,561 $1,880,725       2.5%
    Deutsche Bank AG                           8,888    285,305       0.4%
*   Deutsche Lufthansa AG                      4,876     67,248       0.1%
    E.ON SE                                   13,585    211,491       0.3%
    Fraport AG Frankfurt Airport Services
      Worldwide                                  497     31,435       0.0%
#   Hannover Rueck SE                            249     25,311       0.0%
    HeidelbergCement AG                        2,965    227,595       0.3%
    K+S AG                                     3,890    126,812       0.2%
    Metro AG                                   3,207    116,237       0.1%
#   Muenchener
      Rueckversicherungs-Gesellschaft AG       1,558    304,118       0.4%
    Osram Licht AG                             1,049     55,265       0.1%
    RWE AG                                     1,672     41,548       0.1%
#*  Talanx AG                                  1,387     44,121       0.1%
    Telefonica Deutschland Holding AG          7,886     48,874       0.1%
#   Volkswagen AG                                624    158,068       0.2%
                                                     ----------       ---
TOTAL GERMANY                                         5,807,475       7.7%
                                                     ----------       ---
HONG KONG -- (2.4%)
    Cathay Pacific Airways, Ltd.              23,000     59,167       0.1%
    Hang Lung Group, Ltd.                      9,000     47,708       0.1%
    Hang Lung Properties, Ltd.                30,000    101,224       0.1%
    Henderson Land Development Co., Ltd.       7,942     63,876       0.1%
    Hongkong & Shanghai Hotels (The)           3,500      5,130       0.0%
    Hopewell Holdings, Ltd.                    5,000     19,197       0.0%
    Hutchison Whampoa, Ltd.                   33,000    484,307       0.6%
    Kerry Logistics Network, Ltd.              3,500      5,628       0.0%
    Kerry Properties, Ltd.                    10,000     40,555       0.1%
    MTR Corp., Ltd.                            7,500     36,716       0.1%
    New World Development Co., Ltd.          177,542    235,028       0.3%
    Orient Overseas International, Ltd.        6,000     36,786       0.1%
    Shangri-La Asia, Ltd.                     34,000     51,654       0.1%
    Sino Land Co., Ltd.                       32,000     56,382       0.1%
    Sun Hung Kai Properties, Ltd.             19,093    317,352       0.4%
    Swire Pacific, Ltd. Class A                7,500    101,251       0.1%
    Swire Pacific, Ltd. Class B               12,500     31,825       0.0%
    Wharf Holdings, Ltd. (The)                25,000    180,610       0.2%
    Wheelock & Co., Ltd.                      13,000     72,951       0.1%
                                                     ----------       ---
TOTAL HONG KONG                                       1,947,347       2.6%
                                                     ----------       ---
IRELAND -- (0.1%)
*   Bank of Ireland                          263,954    102,038       0.1%
    CRH P.L.C. Sponsored ADR                     592     16,546       0.0%
                                                     ----------       ---
TOTAL IRELAND                                           118,584       0.1%
                                                     ----------       ---
ISRAEL -- (0.4%)
    Bank Hapoalim BM                          24,042    120,257       0.2%
*   Bank Leumi Le-Israel BM                   28,368    110,256       0.2%
    Elbit Systems, Ltd.                          182     14,094       0.0%
*   Israel Discount Bank, Ltd. Class A        13,386     23,515       0.0%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
ISRAEL -- (Continued)
*   Mizrahi Tefahot Bank, Ltd.                1,193 $ 13,344       0.0%
                                                    --------       ---
TOTAL ISRAEL                                         281,466       0.4%
                                                    --------       ---
ITALY -- (1.1%)
#*  Banca Monte dei Paschi di Siena SpA      37,664   23,213       0.0%
*   Banco Popolare SC                         1,362   21,532       0.0%
*   Finmeccanica SpA                          3,600   45,932       0.1%
    Mediobanca SpA                            5,409   52,508       0.1%
#*  Telecom Italia SpA                       73,972   87,307       0.1%
    UniCredit SpA                            64,972  466,377       0.6%
    Unione di Banche Italiane SCPA           21,188  168,177       0.2%
                                                    --------       ---
TOTAL ITALY                                          865,046       1.1%
                                                    --------       ---
JAPAN -- (20.9%)
    77 Bank, Ltd. (The)                       5,864   33,842       0.0%
    Aeon Co., Ltd.                           19,700  245,085       0.3%
    Aisin Seiki Co., Ltd.                     5,200  237,785       0.3%
    Alfresa Holdings Corp.                    4,000   59,947       0.1%
    Amada Holdings Co., Ltd.                  5,600   56,511       0.1%
    Asahi Glass Co., Ltd.                    16,000  107,679       0.1%
    Asahi Kasei Corp.                        27,000  254,249       0.3%
    Bank of Kyoto, Ltd. (The)                 4,000   43,606       0.1%
    Bank of Yokohama, Ltd. (The)             22,000  139,624       0.2%
    Canon Marketing Japan, Inc.               1,500   28,177       0.0%
    Chiba Bank, Ltd. (The)                    9,000   73,966       0.1%
    Chugoku Bank, Ltd. (The)                  3,000   48,198       0.1%
    Citizen Holdings Co., Ltd.                4,700   37,194       0.1%
    Coca-Cola East Japan Co., Ltd.              200    3,737       0.0%
    Coca-Cola West Co., Ltd.                  1,800   28,638       0.0%
*   Cosmo Oil Co., Ltd.                      20,636   30,594       0.0%
    Dai Nippon Printing Co., Ltd.             9,000   92,975       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)   5,700   93,685       0.1%
    Daido Steel Co., Ltd.                     4,000   19,126       0.0%
#   Daihatsu Motor Co., Ltd.                  2,400   34,765       0.0%
#   Daiichi Sankyo Co., Ltd.                  4,000   69,475       0.1%
    Denki Kagaku Kogyo K.K.                   4,000   16,333       0.0%
    DIC Corp.                                 3,000    9,076       0.0%
    Ebara Corp.                               8,000   35,564       0.1%
    Fuji Media Holdings, Inc.                 1,000   14,000       0.0%
    FUJIFILM Holdings Corp.                   7,100  267,436       0.4%
    Fukuoka Financial Group, Inc.            13,000   74,688       0.1%
    Furukawa Electric Co., Ltd.               4,000    7,332       0.0%
    Glory, Ltd.                               1,800   49,819       0.1%
    Gunma Bank, Ltd. (The)                    6,735   47,692       0.1%
    H2O Retailing Corp.                       1,000   17,993       0.0%
    Hachijuni Bank, Ltd. (The)                7,000   54,570       0.1%
    Hankyu Hanshin Holdings, Inc.            20,000  120,721       0.2%
    Hiroshima Bank, Ltd. (The)                6,000   35,045       0.1%
    Hitachi Capital Corp.                     1,000   22,655       0.0%
    Hitachi Chemical Co., Ltd.                  900   17,420       0.0%
    Hitachi Construction Machinery Co., Ltd.  2,900   51,486       0.1%
    Hokuhoku Financial Group, Inc.           20,000   47,829       0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                        SHARES     VALUE++   OF NET ASSETS**
                                        -------   ---------- ---------------
JAPAN -- (Continued)
    Honda Motor Co., Ltd.                24,000   $  804,609       1.1%
    House Foods Group, Inc.                 100        2,042       0.0%
    Ibiden Co., Ltd.                      3,500       61,214       0.1%
    Idemitsu Kosan Co., Ltd.              1,400       27,121       0.0%
    Inpex Corp.                          17,600      220,886       0.3%
    ITOCHU Corp.                         29,200      359,542       0.5%
    Iyo Bank, Ltd. (The)                  4,000       49,828       0.1%
    J Front Retailing Co., Ltd.           6,500      108,314       0.1%
    JFE Holdings, Inc.                   10,300      232,521       0.3%
    Joyo Bank, Ltd. (The)                 8,000       43,760       0.1%
    JX Holdings, Inc.                    32,640      142,137       0.2%
    Kagoshima Bank, Ltd. (The)            1,238        8,911       0.0%
    Kamigumi Co., Ltd.                    2,000       20,024       0.0%
    Kaneka Corp.                          9,000       62,747       0.1%
#   Kawasaki Kisen Kaisha, Ltd.          17,000       43,913       0.1%
    Keiyo Bank, Ltd. (The)                4,000       23,677       0.0%
    Kinden Corp.                          2,000       28,091       0.0%
    Kirin Holdings Co., Ltd.              1,800       23,825       0.0%
    Kobe Steel, Ltd.                     82,000      149,042       0.2%
    Konica Minolta, Inc.                 13,500      149,068       0.2%
    Kuraray Co., Ltd.                     6,400       86,545       0.1%
    Kurita Water Industries, Ltd.           400       10,394       0.0%
    Kyocera Corp.                         2,100      109,623       0.1%
#   LIXIL Group Corp.                     3,500       72,952       0.1%
    Marubeni Corp.                       34,000      210,530       0.3%
    Marui Group Co., Ltd.                 2,458       26,833       0.0%
#   Maruichi Steel Tube, Ltd.               900       22,732       0.0%
    Medipal Holdings Corp.                4,200       57,298       0.1%
    Mitsubishi Chemical Holdings Corp.   46,500      289,520       0.4%
    Mitsubishi Corp.                      8,500      183,402       0.2%
    Mitsubishi Gas Chemical Co., Inc.     8,000       44,702       0.1%
    Mitsubishi Heavy Industries, Ltd.    28,000      155,140       0.2%
    Mitsubishi Materials Corp.           37,000      133,199       0.2%
    Mitsubishi UFJ Financial Group,
      Inc.                              218,000    1,548,748       2.1%
    Mitsui & Co., Ltd.                   10,300      144,057       0.2%
    Mitsui Chemicals, Inc.               22,000       72,732       0.1%
    Mitsui Engineering & Shipbuilding
      Co., Ltd.                           9,000       16,161       0.0%
#   Mitsui OSK Lines, Ltd.               36,000      127,105       0.2%
    Mizuho Financial Group, Inc.        407,500      776,809       1.0%
    MS&AD Insurance Group Holdings,
      Inc.                                3,219       92,118       0.1%
    Nagase & Co., Ltd.                    3,111       41,115       0.1%
    NEC Corp.                            73,000      242,872       0.3%
    NH Foods, Ltd.                        1,000       21,849       0.0%
    NHK Spring Co., Ltd.                  2,500       28,621       0.0%
    Nikon Corp.                           3,600       51,187       0.1%
#   Nippon Electric Glass Co., Ltd.       7,000       39,807       0.1%
    Nippon Express Co., Ltd.             24,000      137,771       0.2%
    Nippon Paper Industries Co., Ltd.     3,600       62,777       0.1%
    Nippon Shokubai Co., Ltd.             2,000       27,613       0.0%
    Nippon Steel & Sumitomo Metal Corp. 157,000      408,391       0.5%
    Nippon Yusen K.K.                    58,000      182,323       0.2%
    Nissan Motor Co., Ltd.               47,100      488,931       0.7%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Nisshin Seifun Group, Inc.                3,025 $ 35,278       0.1%
    Nisshinbo Holdings, Inc.                  3,000   31,074       0.0%
    NOK Corp.                                   500   15,713       0.0%
    Nomura Holdings, Inc.                    17,700  114,827       0.2%
    Nomura Real Estate Holdings, Inc.         1,200   24,392       0.0%
    NTN Corp.                                 9,000   49,127       0.1%
    NTT DOCOMO, Inc.                         29,600  524,289       0.7%
    Oji Holdings Corp.                       24,000  106,738       0.1%
    Otsuka Holdings Co., Ltd.                 2,600   82,068       0.1%
    Resona Holdings, Inc.                    20,000  106,641       0.1%
    Ricoh Co., Ltd.                          23,600  243,900       0.3%
    Rohm Co., Ltd.                            1,200   83,238       0.1%
    Sankyo Co., Ltd.                            400   15,151       0.0%
    SBI Holdings, Inc.                        1,700   22,552       0.0%
    Sekisui Chemical Co., Ltd.                2,000   26,668       0.0%
    Sekisui House, Ltd.                      15,900  246,460       0.3%
    Shiga Bank, Ltd. (The)                    7,108   37,394       0.1%
    Showa Denko K.K.                         30,000   41,010       0.1%
    Showa Shell Sekiyu K.K.                   2,100   20,257       0.0%
    SKY Perfect JSAT Holdings, Inc.           4,600   28,813       0.0%
    Sojitz Corp.                             26,100   51,036       0.1%
    Sompo Japan Nipponkoa Holdings, Inc.      2,000   65,340       0.1%
*   Sony Corp.                                1,700   51,394       0.1%
*   Sony Corp. Sponsored ADR                  3,570  107,921       0.1%
    Sumitomo Chemical Co., Ltd.              51,000  286,821       0.4%
    Sumitomo Corp.                            7,300   86,196       0.1%
    Sumitomo Electric Industries, Ltd.       25,100  354,617       0.5%
    Sumitomo Forestry Co., Ltd.               2,700   31,296       0.0%
    Sumitomo Heavy Industries, Ltd.          10,000   62,130       0.1%
    Sumitomo Metal Mining Co., Ltd.           8,000  117,258       0.2%
    Sumitomo Mitsui Financial Group, Inc.    22,100  964,987       1.3%
    Sumitomo Mitsui Trust Holdings, Inc.     25,000  110,048       0.1%
    Sumitomo Rubber Industries, Ltd.          2,700   50,062       0.1%
    Suzuki Motor Corp.                        6,100  197,165       0.3%
    T&D Holdings, Inc.                       14,900  215,004       0.3%
    Takashimaya Co., Ltd.                     6,000   55,995       0.1%
    TDK Corp.                                 3,500  252,113       0.3%
    Teijin, Ltd.                             22,000   74,733       0.1%
    Tokai Rika Co., Ltd.                        600   14,660       0.0%
    Tokio Marine Holdings, Inc.               4,400  179,369       0.2%
    Toppan Printing Co., Ltd.                10,000   83,843       0.1%
    Tosoh Corp.                              11,000   58,974       0.1%
    Toyo Seikan Group Holdings, Ltd.          2,751   43,501       0.1%
    Toyoda Gosei Co., Ltd.                      300    6,941       0.0%
    Toyota Tsusho Corp.                       7,000  179,982       0.2%
    Ube Industries, Ltd.                     16,000   26,545       0.0%
    UNY Group Holdings Co., Ltd.              6,250   35,340       0.1%
    Wacoal Holdings Corp.                     2,000   22,227       0.0%
#   Yamada Denki Co., Ltd.                    9,000   36,838       0.1%
    Yamaha Corp.                              2,000   36,344       0.1%
    Yamato Kogyo Co., Ltd.                      800   18,822       0.0%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
JAPAN -- (Continued)
    Yamazaki Baking Co., Ltd.             2,000 $    35,401       0.1%
                                                -----------      ----
TOTAL JAPAN                                      16,872,139      22.4%
                                                -----------      ----
NETHERLANDS -- (2.8%)
    Aegon NV                             23,122     182,430       0.2%
#   ArcelorMittal(B03XPL1)               17,931     190,812       0.3%
#   ArcelorMittal(B295F26)               14,502     155,026       0.2%
    Boskalis Westminster NV               1,217      63,236       0.1%
    Delta Lloyd NV                        2,210      41,794       0.1%
*   ING Groep NV                         65,495   1,004,794       1.3%
    Koninklijke DSM NV                    5,312     302,947       0.4%
    Koninklijke Philips NV(5986622)       8,146     233,336       0.3%
    Koninklijke Philips NV(500472303)     2,705      77,390       0.1%
                                                -----------      ----
TOTAL NETHERLANDS                                 2,251,765       3.0%
                                                -----------      ----
NEW ZEALAND -- (0.1%)
    Contact Energy, Ltd.                  5,869      25,416       0.0%
    Fletcher Building, Ltd.               4,779      30,251       0.1%
                                                -----------      ----
TOTAL NEW ZEALAND                                    55,667       0.1%
                                                -----------      ----
NORWAY -- (0.6%)
#   DNB ASA                               2,278      40,469       0.1%
#   Norsk Hydro ASA                       5,951      28,183       0.0%
#   Seadrill, Ltd.                        3,913      51,221       0.1%
    Statoil ASA                          10,714     227,141       0.3%
    Statoil ASA Sponsored ADR             1,206      25,603       0.0%
*   Storebrand ASA                        7,005      24,768       0.0%
    Subsea 7 SA                           5,317      59,060       0.1%
    Yara International ASA                  791      40,529       0.1%
                                                -----------      ----
TOTAL NORWAY                                        496,974       0.7%
                                                -----------      ----
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                     4,290      29,988       0.0%
                                                -----------      ----
SINGAPORE -- (1.2%)
    CapitaLand, Ltd.                     34,500      96,008       0.1%
    City Developments, Ltd.               7,000      56,322       0.1%
    DBS Group Holdings, Ltd.             16,351     259,823       0.4%
    Golden Agri-Resources, Ltd.         137,000      43,340       0.1%
    Hutchison Port Holdings Trust       124,100      83,614       0.1%
*   Neptune Orient Lines, Ltd.           14,000      11,979       0.0%
    Noble Group, Ltd.                    89,000      57,958       0.1%
    OUE, Ltd.                             5,000       8,345       0.0%
    Singapore Airlines, Ltd.             21,000     193,498       0.3%
    United Industrial Corp., Ltd.        11,000      28,496       0.0%
    UOL Group, Ltd.                       4,000      24,052       0.0%
    Venture Corp., Ltd.                   5,100      32,526       0.0%
    Wilmar International, Ltd.           34,000      83,508       0.1%
                                                -----------      ----
TOTAL SINGAPORE                                     979,469       1.3%
                                                -----------      ----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SPAIN -- (2.3%)
*   Acciona SA                                   890 $   67,332       0.1%
    Banco de Sabadell SA                     100,400    268,515       0.3%
    Banco Popular Espanol SA                  32,576    169,497       0.2%
    Banco Santander SA                        30,051    227,203       0.3%
    CaixaBank SA                              14,457     72,509       0.1%
    Iberdrola SA                              99,945    668,961       0.9%
    Mapfre SA                                 19,525     72,557       0.1%
    Repsol SA                                 13,033    268,669       0.4%
                                                     ----------       ---
TOTAL SPAIN                                           1,815,243       2.4%
                                                     ----------       ---
SWEDEN -- (3.0%)
    Boliden AB                                 8,318    180,714       0.3%
    ICA Gruppen AB                               656     24,335       0.0%
    Meda AB Class A                            1,449     24,322       0.0%
    Nordea Bank AB                            21,545    273,732       0.4%
    Skandinaviska Enskilda Banken AB Class A  35,139    444,040       0.6%
#*  SSAB AB Class A                            3,054     18,475       0.0%
*   SSAB AB Class B                            1,349      7,006       0.0%
    Svenska Cellulosa AB SCA Class A             637     16,149       0.0%
    Svenska Cellulosa AB SCA Class B          14,403    364,324       0.5%
    Svenska Handelsbanken AB Class A           3,350    154,633       0.2%
    Swedbank AB Class A                        5,276    122,681       0.2%
    Tele2 AB Class B                           6,857     91,457       0.1%
    Telefonaktiebolaget LM Ericsson Class B   46,520    508,779       0.7%
    TeliaSonera AB                            26,269    163,318       0.2%
                                                     ----------       ---
TOTAL SWEDEN                                          2,393,965       3.2%
                                                     ----------       ---
SWITZERLAND -- (8.0%)
    ABB, Ltd.                                 26,101    571,936       0.8%
    Adecco SA                                  4,234    345,057       0.5%
    Aryzta AG                                  2,288    154,388       0.2%
    Baloise Holding AG                         1,176    153,040       0.2%
    Cie Financiere Richemont SA                3,643    324,711       0.4%
    Clariant AG                                6,581    144,484       0.2%
    Credit Suisse Group AG                     8,739    231,296       0.3%
    Credit Suisse Group AG Sponsored ADR         214      5,515       0.0%
*   Dufry AG                                     171     25,143       0.0%
    Holcim, Ltd.                               5,101    409,766       0.5%
    Julius Baer Group, Ltd.                    2,560    133,992       0.2%
    Lonza Group AG                             1,043    147,470       0.2%
    Novartis AG                               10,831  1,105,543       1.5%
    Sulzer AG                                    585     65,279       0.1%
    Swatch Group AG (The)(7184736)               408     36,151       0.0%
    Swatch Group AG (The)(7184725)                53     23,694       0.0%
    Swiss Life Holding AG                        377     89,462       0.1%
    Swiss Re AG                                8,275    734,054       1.0%
    Syngenta AG                                  809    270,715       0.4%
    UBS Group AG(BRJL176)                     23,233    464,133       0.6%
*   UBS Group AG(H42097107)                      900     18,063       0.0%
    Zurich Insurance Group AG                  3,199    987,381       1.3%
                                                     ----------       ---
TOTAL SWITZERLAND                                     6,441,273       8.5%
                                                     ----------       ---

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
UNITED KINGDOM -- (16.0%)
    Anglo American P.L.C.                27,909 $   472,848       0.6%
    Aviva P.L.C.                         14,967     120,418       0.2%
    Barclays P.L.C.                      41,183     161,126       0.2%
    Barclays P.L.C. Sponsored ADR        47,087     741,149       1.0%
    Barratt Developments P.L.C.           3,393      26,918       0.0%
    BP P.L.C.                            28,985     209,051       0.3%
    BP P.L.C. Sponsored ADR              59,930   2,586,579       3.4%
    Carnival P.L.C. ADR                   2,609     118,162       0.2%
    Glencore P.L.C.                      81,166     385,586       0.5%
    HSBC Holdings P.L.C.                 41,008     409,649       0.5%
    HSBC Holdings P.L.C. Sponsored ADR   23,040   1,143,475       1.5%
    Investec P.L.C.                      15,846     151,312       0.2%
    J Sainsbury P.L.C.                   35,421     147,283       0.2%
    Kingfisher P.L.C.                    69,301     372,322       0.5%
    Lloyds Banking Group P.L.C.         122,100     144,600       0.2%
    Lloyds Banking Group P.L.C. ADR     103,840     495,317       0.7%
    Old Mutual P.L.C.                    89,944     322,640       0.4%
*   Royal Bank of Scotland Group P.L.C.   7,246      37,543       0.1%
*   Royal Bank of Scotland Group
      P.L.C. Sponsored ADR                5,598      57,883       0.1%
    Royal Dutch Shell P.L.C.
      ADR(B03MM73)                       28,341   1,830,545       2.4%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                     10,341     655,930       0.9%
    Standard Chartered P.L.C.            29,497     482,931       0.6%
    Vedanta Resources P.L.C.              2,074      19,920       0.0%
    Vodafone Group P.L.C.               202,864     714,731       0.9%
    Vodafone Group P.L.C. Sponsored ADR  25,258     889,075       1.2%
    WM Morrison Supermarkets P.L.C.      70,852     202,019       0.3%
                                                -----------      ----
TOTAL UNITED KINGDOM                             12,899,012      17.1%
                                                -----------      ----
TOTAL COMMON STOCKS                              74,085,341      98.3%
                                                -----------      ----
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
    Bayerische Motoren Werke AG             357      32,622       0.0%
    Porsche Automobil Holding SE          1,333     126,480       0.2%
#   Volkswagen AG                         2,332     600,363       0.8%
                                                -----------      ----
TOTAL GERMANY                                       759,465       1.0%
                                                -----------      ----
TOTAL PREFERRED STOCKS                              759,465       1.0%
                                                -----------      ----
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*   Banco Popular Espanol SA Rights      32,576         622       0.0%
*   Banco Santander SA Rights            30,051       4,956       0.0%
                                                -----------      ----
TOTAL SPAIN                                           5,578       0.0%
                                                -----------      ----
TOTAL RIGHTS/WARRANTS                                 5,578       0.0%
                                                -----------      ----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE+    OF NET ASSETS**
                                           ------- ----------- ---------------
      SECURITIES LENDING
         COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund       491,784 $ 5,689,946        7.6%
                                                   -----------      -----
      TOTAL INVESTMENTS -- (100.0%)
        (Cost $75,934,988)                         $80,540,330      106.9%
                                                   ===========      =====

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
Common Stocks
   Australia                                 -- $ 4,585,607   --    $ 4,585,607
   Austria                                   --      41,658   --         41,658
   Belgium                                   --   1,186,700   --      1,186,700
   Canada                           $ 6,306,936          --   --      6,306,936
   Denmark                                   --   1,225,580   --      1,225,580
   Finland                                   --     630,025   --        630,025
   France                               565,266   6,288,156   --      6,853,422
   Germany                              285,305   5,522,170   --      5,807,475
   Hong Kong                                 --   1,947,347   --      1,947,347
   Ireland                               16,546     102,038   --        118,584
   Israel                                14,094     267,372   --        281,466
   Italy                                     --     865,046   --        865,046
   Japan                                107,921  16,764,218   --     16,872,139
   Netherlands                          232,416   2,019,349   --      2,251,765
   New Zealand                               --      55,667   --         55,667
   Norway                                76,824     420,150   --        496,974
   Portugal                                  --      29,988   --         29,988
   Singapore                                 --     979,469   --        979,469
   Spain                                     --   1,815,243   --      1,815,243
   Sweden                                    --   2,393,965   --      2,393,965
   Switzerland                           23,578   6,417,695   --      6,441,273
   United Kingdom                     8,518,115   4,380,897   --     12,899,012
Preferred Stocks
   Germany                                   --     759,465   --        759,465
Rights/Warrants
   Spain                                     --       5,578   --          5,578
Securities Lending Collateral                --   5,689,946   --      5,689,946
                                    ----------- -----------   --    -----------
TOTAL                               $16,147,001 $64,393,329   --    $80,540,330
                                    =========== ===========   ==    ===========

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
COMMON STOCKS -- (91.4%)

AUSTRALIA -- (6.0%)
    Adelaide Brighton, Ltd.                   20,639 $   73,526       0.0%
    AGL Energy, Ltd.                           9,418    112,984       0.0%
#   ALS, Ltd.                                 11,011     45,481       0.0%
    Altium, Ltd.                               6,607     27,124       0.0%
    Alumina, Ltd.                            184,635    224,045       0.1%
    Amalgamated Holdings, Ltd.                 4,722     46,650       0.0%
#   Amcom Telecommunications, Ltd.             8,384     15,194       0.0%
    Amcor, Ltd.                               22,467    239,186       0.1%
    AMP, Ltd.                                168,228    852,154       0.2%
#   AP Eagers, Ltd.                            3,748     26,371       0.0%
    APA Group                                 35,817    270,884       0.1%
*   APN News & Media, Ltd.                    45,653     33,928       0.0%
    ARB Corp., Ltd.                            3,212     31,854       0.0%
    Arrium, Ltd.                              91,938     12,540       0.0%
    Asciano, Ltd.                             64,004    332,559       0.1%
    ASX, Ltd.                                 11,474    381,126       0.1%
#   Atlas Iron, Ltd.                          50,565      4,802       0.0%
    Aurizon Holdings, Ltd.                    10,628     40,574       0.0%
#   Ausdrill, Ltd.                            31,689     11,121       0.0%
*   Ausenco, Ltd.                              4,581      1,029       0.0%
#   AusNet Services                           55,047     64,009       0.0%
    Austbrokers Holdings, Ltd.                 2,014     13,608       0.0%
    Austin Engineering, Ltd.                   5,812      3,314       0.0%
    Australia & New Zealand Banking Group,
      Ltd.                                    55,347  1,480,967       0.4%
*   Australian Agricultural Co., Ltd.         36,693     46,955       0.0%
    Australian Pharmaceutical Industries,
      Ltd.                                    16,591     21,945       0.0%
    Automotive Holdings Group, Ltd.           24,002     80,746       0.0%
*   AWE, Ltd.                                 57,918     65,165       0.0%
    Bank of Queensland, Ltd.                  24,245    248,970       0.1%
#   BC Iron, Ltd.                              4,113      1,366       0.0%
    Beach Energy, Ltd.                       113,964     99,406       0.0%
    Beadell Resources, Ltd.                   18,149      3,289       0.0%
#   Bega Cheese, Ltd.                          5,491     20,931       0.0%
    Bendigo & Adelaide Bank, Ltd.             30,143    286,933       0.1%
    BHP Billiton, Ltd.                       115,305  2,944,471       0.8%
    BHP Billiton, Ltd. Sponsored ADR             508     26,055       0.0%
*   Billabong International, Ltd.             25,506     12,479       0.0%
    Blackmores, Ltd.                             416     20,945       0.0%
    BlueScope Steel, Ltd.                     34,560     95,093       0.0%
#*  Boart Longyear, Ltd.                      21,171      3,311       0.0%
    Boral, Ltd.                               58,269    290,261       0.1%
    Bradken, Ltd.                              8,625     15,512       0.0%
    Brambles, Ltd.                            29,100    248,038       0.1%
#   Breville Group, Ltd.                       7,096     42,954       0.0%
    Brickworks, Ltd.                           4,883     56,459       0.0%
    BT Investment Management, Ltd.             4,719     35,524       0.0%
#   Cabcharge Australia, Ltd.                 10,304     36,711       0.0%
    Caltex Australia, Ltd.                     7,323    204,237       0.1%
#   Cardno, Ltd.                               9,551     25,945       0.0%
#   carsales.com, Ltd.                        10,542     78,752       0.0%
#   Cash Converters International, Ltd.       34,080     23,200       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Cedar Woods Properties, Ltd.               3,941 $   16,668       0.0%
    CIMIC Group, Ltd.                          9,194    152,251       0.1%
    Coca-Cola Amatil, Ltd.                    19,048    154,208       0.1%
    Cochlear, Ltd.                             1,937    127,546       0.0%
    Commonwealth Bank of Australia            14,380  1,006,556       0.3%
    Computershare, Ltd.                       17,771    172,386       0.1%
    Corporate Travel Management, Ltd.          2,968     25,023       0.0%
    CSG, Ltd.                                  9,385     11,825       0.0%
    CSR, Ltd.                                 44,757    128,633       0.0%
    Decmil Group, Ltd.                        10,789      9,810       0.0%
    Domino's Pizza Enterprises, Ltd.           3,210     92,386       0.0%
    Downer EDI, Ltd.                          46,111    160,343       0.1%
*   Drillsearch Energy, Ltd.                  30,464     28,983       0.0%
    DuluxGroup, Ltd.                          19,442     96,970       0.0%
*   Emeco Holdings, Ltd.                       7,304        573       0.0%
*   Energy Resources of Australia, Ltd.       13,961     14,790       0.0%
*   Energy World Corp., Ltd.                  19,261      6,617       0.0%
    ERM Power, Ltd.                           11,026     22,041       0.0%
    Evolution Mining, Ltd.                     3,686      2,941       0.0%
    Fairfax Media, Ltd.                      203,799    167,689       0.1%
    Finbar Group, Ltd.                         8,281      8,386       0.0%
#   Fleetwood Corp., Ltd.                        779        804       0.0%
#   Flight Centre Travel Group, Ltd.           2,569     87,856       0.0%
#   Fortescue Metals Group, Ltd.              66,885    112,990       0.0%
    GrainCorp, Ltd. Class A                   18,245    142,228       0.1%
#   Greencross, Ltd.                           2,925     15,310       0.0%
    GUD Holdings, Ltd.                         8,404     52,514       0.0%
#   GWA Group, Ltd.                           19,320     38,006       0.0%
    Hansen Technologies, Ltd.                  8,682     15,212       0.0%
#   Harvey Norman Holdings, Ltd.              39,950    138,548       0.1%
    Hills, Ltd.                               18,019      9,689       0.0%
*   Horizon Oil, Ltd.                         94,750      8,979       0.0%
#   iiNET, Ltd.                                8,266     64,653       0.0%
#   Iluka Resources, Ltd.                     21,603    137,662       0.1%
#*  Imdex, Ltd.                                3,611        968       0.0%
    Incitec Pivot, Ltd.                      118,680    372,717       0.1%
    Independence Group NL                     18,676     87,147       0.0%
    Infomedia, Ltd.                           19,244     18,933       0.0%
    Insurance Australia Group, Ltd.           62,483    286,361       0.1%
#   Invocare, Ltd.                             7,417     78,382       0.0%
#   IOOF Holdings, Ltd.                        7,032     55,791       0.0%
#   Iress, Ltd.                                5,277     43,277       0.0%
    James Hardie Industries P.L.C.            21,122    242,599       0.1%
#   JB Hi-Fi, Ltd.                             5,775     89,207       0.0%
*   Kingsgate Consolidated, Ltd.               1,314        738       0.0%
    Lend Lease Group                          13,680    172,851       0.1%
    M2 Group, Ltd.                            10,411     90,095       0.0%
    MACA, Ltd.                                 8,396      5,936       0.0%
*   Macmahon Holdings, Ltd.                   25,813        881       0.0%
    Macquarie Group, Ltd.                     18,234  1,117,260       0.3%
#   Magellan Financial Group, Ltd.             5,482     86,037       0.0%
#   MaxiTRANS Industries, Ltd.                11,936      4,146       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
AUSTRALIA -- (Continued)
*   Mayne Pharma Group, Ltd.                  36,028 $   30,681       0.0%
    McMillan Shakespeare, Ltd.                 2,776     25,341       0.0%
*   Medusa Mining, Ltd.                          788        582       0.0%
    Mincor Resources NL                        3,984      1,792       0.0%
#   Mineral Resources, Ltd.                   12,379     62,933       0.0%
#   MMA Offshore, Ltd.                        12,228      6,722       0.0%
#   Monadelphous Group, Ltd.                   4,798     37,393       0.0%
    Mortgage Choice, Ltd.                      2,795      6,081       0.0%
#   Mount Gibson Iron, Ltd.                   26,826      4,279       0.0%
#   Myer Holdings, Ltd.                       49,774     54,377       0.0%
    National Australia Bank, Ltd.             48,411  1,401,758       0.4%
#   Navitas, Ltd.                              7,555     27,496       0.0%
    New Hope Corp., Ltd.                       8,865     15,263       0.0%
*   Newcrest Mining, Ltd.                     21,108    236,610       0.1%
    NIB Holdings, Ltd.                        23,347     67,315       0.0%
    Northern Star Resources, Ltd.             40,580     72,168       0.0%
#   NRW Holdings, Ltd.                        23,027      3,439       0.0%
    Nufarm, Ltd.                              11,100     63,618       0.0%
    Oil Search, Ltd.                          10,915     69,295       0.0%
#   Orica, Ltd.                                9,912    157,082       0.1%
    Origin Energy, Ltd.                       31,217    312,035       0.1%
#*  Orocobre, Ltd.                             8,159     15,738       0.0%
    Orora, Ltd.                                5,257      9,146       0.0%
    OZ Minerals, Ltd.                         26,116     96,143       0.0%
#   Pacific Brands, Ltd.                      80,238     27,441       0.0%
#*  Paladin Energy, Ltd.                     157,449     43,141       0.0%
#   PanAust, Ltd.                             22,443     30,670       0.0%
    Panoramic Resources, Ltd.                  9,832      4,013       0.0%
    Peet, Ltd.                                 4,909      4,427       0.0%
#   Perpetual, Ltd.                            1,958     83,384       0.0%
*   Perseus Mining, Ltd.                      60,427     18,630       0.0%
    Platinum Asset Management, Ltd.            9,060     53,919       0.0%
    Premier Investments, Ltd.                 10,340    104,195       0.0%
    Prime Media Group, Ltd.                   19,595     13,248       0.0%
    Programmed Maintenance Services, Ltd.     18,659     41,216       0.0%
*   Qantas Airways, Ltd.                      73,331    196,009       0.1%
    QBE Insurance Group, Ltd.                 34,708    374,351       0.1%
    Qube Holdings, Ltd.                       23,278     51,139       0.0%
    RCR Tomlinson, Ltd.                        9,186     13,590       0.0%
    REA Group, Ltd.                            2,014     74,912       0.0%
    Recall Holdings, Ltd.                      1,582      9,086       0.0%
#   Reckon, Ltd.                               6,209      9,962       0.0%
*   Red Fork Energy, Ltd.                     23,710         84       0.0%
#*  Regis Resources, Ltd.                     21,378     21,382       0.0%
*   Resolute Mining, Ltd.                     13,592      3,667       0.0%
    Retail Food Group, Ltd.                    2,999     16,423       0.0%
    Ridley Corp., Ltd.                        37,057     33,074       0.0%
    Rio Tinto, Ltd.                           16,307    735,075       0.2%
    SAI Global, Ltd.                          10,948     34,059       0.0%
    Sandfire Resources NL                      5,664     21,915       0.0%
    Santos, Ltd.                              20,349    132,520       0.1%
*   Saracen Mineral Holdings, Ltd.            90,687     32,834       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
AUSTRALIA -- (Continued)
    Seek, Ltd.                             10,037 $   128,380       0.0%
    Select Harvests, Ltd.                   3,516      24,922       0.0%
*   Senex Energy, Ltd.                     31,721      10,048       0.0%
#   Seven Group Holdings, Ltd.              3,891      22,524       0.0%
    Seven West Media, Ltd.                 59,385      59,170       0.0%
    Sigma Pharmaceuticals, Ltd.            83,239      57,070       0.0%
#*  Silver Lake Resources, Ltd.            47,532       6,697       0.0%
#   Sims Metal Management, Ltd.            19,344     164,868       0.1%
    Sirtex Medical, Ltd.                    2,829      47,274       0.0%
    Skilled Group, Ltd.                     6,146       6,256       0.0%
    Slater & Gordon, Ltd.                   5,827      29,178       0.0%
    SMS Management & Technology, Ltd.       9,154      23,635       0.0%
    Sonic Healthcare, Ltd.                  6,500     101,868       0.0%
    Southern Cross Media Group, Ltd.       46,751      39,418       0.0%
#   Spark Infrastructure Group             83,893     129,010       0.0%
#*  St Barbara, Ltd.                       10,906       3,428       0.0%
    STW Communications Group, Ltd.         19,193       9,748       0.0%
    Suncorp Group, Ltd.                    34,928     361,203       0.1%
*   Sundance Energy Australia, Ltd.        27,367      12,924       0.0%
    Sunland Group, Ltd.                     6,809      10,143       0.0%
#   Super Retail Group, Ltd.               11,158      86,859       0.0%
    Sydney Airport                         17,558      74,587       0.0%
*   Tap Oil, Ltd.                          21,973       5,183       0.0%
    Tassal Group, Ltd.                     17,196      43,874       0.0%
    Technology One, Ltd.                    8,950      27,480       0.0%
    Telstra Corp., Ltd.                    41,101     202,040       0.1%
#*  Ten Network Holdings, Ltd.             59,087       9,560       0.0%
#   TFS Corp., Ltd.                         9,688      12,738       0.0%
#*  Tiger Resources, Ltd.                 151,923       7,021       0.0%
    Toll Holdings, Ltd.                    46,704     330,558       0.1%
    Tox Free Solutions, Ltd.               14,188      33,880       0.0%
    TPG Telecom, Ltd.                      11,782      82,660       0.0%
*   Transfield Services, Ltd.              40,387      45,822       0.0%
    Transpacific Industries Group, Ltd.    83,547      50,427       0.0%
    Transurban Group                       26,607     208,016       0.1%
*   Troy Resources, Ltd.                      443         156       0.0%
#   UGL, Ltd.                              20,063      27,567       0.0%
    UXC, Ltd.                              23,733      14,078       0.0%
#   Village Roadshow, Ltd.                  3,337      14,807       0.0%
*   Virgin Australia Holdings, Ltd.
      (B43DQC7)                           108,136      43,569       0.0%
    Vision Eye Institute, Ltd.             19,916      11,027       0.0%
#   Vocus Communications, Ltd.              4,802      21,989       0.0%
    Wesfarmers, Ltd.                       12,760     439,828       0.1%
    Western Areas, Ltd.                    18,392      53,386       0.0%
    Westpac Banking Corp.                  27,269     783,457       0.2%
#*  Whitehaven Coal, Ltd.                  22,370      29,156       0.0%
#   Woodside Petroleum, Ltd.               33,047     911,344       0.2%
    Woolworths, Ltd.                       20,007     464,515       0.1%
#   WorleyParsons, Ltd.                     7,505      68,893       0.0%
                                                  -----------       ---
TOTAL AUSTRALIA                                    25,678,979       6.5%
                                                  -----------       ---

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                      125 $   11,372       0.0%
    AMAG Austria Metall AG                      373     13,387       0.0%
    Andritz AG                                2,639    154,505       0.1%
    Atrium European Real Estate, Ltd.         1,115      5,472       0.0%
    Austria Technologie & Systemtechnik AG    1,337     21,227       0.0%
    BUWOG AG                                    641     12,960       0.0%
#   Conwert Immobilien Invest SE              4,786     60,505       0.0%
    DO & CO AG                                  270     19,969       0.0%
    Erste Group Bank AG                       5,388    152,123       0.1%
    EVN AG                                    2,411     27,436       0.0%
    Flughafen Wien AG                           127     11,452       0.0%
*   IMMOFINANZ AG                             6,880     20,697       0.0%
*   Kapsch TrafficCom AG                         86      1,930       0.0%
    Lenzing AG                                  882     60,095       0.0%
    Mayr Melnhof Karton AG                      755     87,585       0.0%
#   Oesterreichische Post AG                  1,960     95,373       0.0%
    OMV AG                                    8,472    281,979       0.1%
    Palfinger AG                                416     12,510       0.0%
    POLYTEC Holding AG                          362      3,062       0.0%
#   Raiffeisen Bank International AG          7,054    117,099       0.0%
    RHI AG                                    1,736     49,756       0.0%
    Rosenbauer International AG                 131     12,490       0.0%
    S IMMO AG                                 3,202     29,953       0.0%
    Schoeller-Bleckmann Oilfield Equipment
      AG                                        459     32,358       0.0%
#   Semperit AG Holding                         752     34,388       0.0%
    Strabag SE                                1,732     40,397       0.0%
    UNIQA Insurance Group AG                  2,094     20,570       0.0%
#   Verbund AG                                3,423     57,918       0.0%
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe                     1,985     78,993       0.0%
    Voestalpine AG                            5,007    209,633       0.1%
    Wienerberger AG                           7,724    125,526       0.1%
    Zumtobel Group AG                         1,877     51,342       0.0%
                                                    ----------       ---
TOTAL AUSTRIA                                        1,914,062       0.5%
                                                    ----------       ---
BELGIUM -- (1.3%)
*   Ablynx NV                                 1,906     21,022       0.0%
    Ackermans & van Haaren NV                 2,314    282,806       0.1%
#   Ageas                                    14,157    531,910       0.2%
*   AGFA-Gevaert NV                          13,663     34,230       0.0%
    Banque Nationale de Belgique                 19     70,928       0.0%
    Barco NV                                  1,098     74,223       0.0%
    Belgacom SA                              10,524    391,965       0.1%
*   BHF Kleinwort Benson Group                5,780     27,595       0.0%
    Cie d'Entreprises CFE                       814     88,074       0.0%
    Cie Immobiliere de Belgique SA              213     12,419       0.0%
    Cie Maritime Belge SA                       333      4,653       0.0%
    Colruyt SA                                7,077    334,477       0.1%
    D'ieteren SA                                745     29,059       0.0%
    Deceuninck NV                             5,234     11,408       0.0%
    Delhaize Group SA                         8,987    723,456       0.2%
    Delhaize Group SA Sponsored ADR           2,776     55,575       0.0%
    Econocom Group SA                         6,240     54,572       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
BELGIUM -- (Continued)
    Elia System Operator SA                   1,600 $   71,001       0.0%
#*  Euronav NV                                9,216    126,821       0.1%
    EVS Broadcast Equipment SA                  367     14,352       0.0%
    Exmar NV                                  3,996     42,114       0.0%
    Fagron                                    2,168     95,825       0.0%
*   Ion Beam Applications                       595     14,781       0.0%
*   KBC Groep NV                              6,539    430,222       0.1%
    Kinepolis Group NV                        1,256     48,688       0.0%
    Lotus Bakeries                               25     35,213       0.0%
    Melexis NV                                  726     44,820       0.0%
*   Mobistar SA                               3,929     74,723       0.0%
    NV Bekaert SA                             3,883    112,809       0.1%
*   Nyrstar NV                               28,599    112,468       0.0%
    Recticel SA                               2,190     10,424       0.0%
    Sioen Industries NV                       1,485     24,330       0.0%
    Sipef SA                                    498     28,372       0.0%
    Solvay SA                                 4,997    735,783       0.2%
*   Telenet Group Holding NV                  1,950    117,186       0.1%
#*  Tessenderlo Chemie NV                     3,117    102,593       0.0%
#*  ThromboGenics NV                            592      3,542       0.0%
#   Umicore SA                                7,827    389,054       0.1%
#   Van de Velde NV                             784     46,835       0.0%
                                                    ----------       ---
TOTAL BELGIUM                                        5,430,328       1.4%
                                                    ----------       ---
CANADA -- (9.7%)
*   5N Plus, Inc.                             4,100      6,898       0.0%
    Absolute Software Corp.                   3,700     30,422       0.0%
    Acadian Timber Corp.                        700     11,024       0.0%
*   Advantage Oil & Gas, Ltd.(B66PKS8)       13,520     83,709       0.0%
*   Advantage Oil & Gas, Ltd.(00765F101)      3,399     21,040       0.0%
    Aecon Group, Inc.                         4,795     52,103       0.0%
#   AG Growth International, Inc.               600     26,004       0.0%
#   AGF Management, Ltd. Class B              7,491     47,932       0.0%
    Agnico Eagle Mines, Ltd.                 13,223    400,657       0.1%
    Agrium, Inc.                              6,579    681,782       0.2%
    AGT Food & Ingredients, Inc.              1,700     37,607       0.0%
#   Aimia, Inc.                               3,000     33,320       0.0%
*   Air Canada                                2,900     27,690       0.0%
    AirBoss of America Corp.                  2,678     34,715       0.0%
*   Alacer Gold Corp.                        24,396     55,202       0.0%
*   Alamos Gold, Inc.(011527108)              7,859     54,384       0.0%
    Alamos Gold, Inc.(2411707)                1,088      7,521       0.0%
*   Alexco Resource Corp.                     1,285        537       0.0%
#   Algonquin Power & Utilities Corp.        13,020    106,081       0.0%
    Alimentation Couche Tard, Inc. Class B    5,865    224,489       0.1%
#   AltaGas, Ltd.                             5,751    195,434       0.1%
    Altus Group, Ltd.                         1,700     28,434       0.0%
#   ARC Resources, Ltd.                       5,823    119,163       0.0%
#*  Argonaut Gold, Inc.                       3,300      5,552       0.0%
    Arsenal Energy, Inc.                      2,307      7,629       0.0%
    Atco, Ltd. Class I                          900     34,113       0.0%
#*  Athabasca Oil Corp.                      25,200     46,160       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
CANADA -- (Continued)
*   ATS Automation Tooling Systems, Inc.      3,200 $   35,302       0.0%
    AuRico Gold, Inc.(05155C105)             10,768     37,580       0.0%
    AuRico Gold, Inc.(2287317)               12,119     42,288       0.0%
    AutoCanada, Inc.                            709     23,477       0.0%
#*  Avigilon Corp.                            2,238     38,620       0.0%
*   B2Gold Corp.                             46,293     72,519       0.0%
#   Badger Daylighting, Ltd.                  1,700     42,186       0.0%
    Bank of Montreal                         13,526    883,248       0.2%
    Bank of Nova Scotia (The)                25,169  1,388,574       0.4%
*   Bankers Petroleum, Ltd.                  26,500     78,852       0.0%
    Barrick Gold Corp.(067901108)            46,629    607,110       0.2%
    Barrick Gold Corp.(2024644)               5,291     68,763       0.0%
    Baytex Energy Corp.                       2,602     50,687       0.0%
    BCE, Inc.(05534B760)                      2,798    123,420       0.0%
#   BCE, Inc.(B188TH2)                          775     34,167       0.0%
*   Bellatrix Exploration, Ltd.(B580BW5)      7,224     22,693       0.0%
*   Bellatrix Exploration, Ltd.(078314101)    7,797     24,483       0.0%
*   Birchcliff Energy, Ltd.                   7,200     52,038       0.0%
#   Black Diamond Group, Ltd.                 1,800     25,258       0.0%
#*  BlackBerry, Ltd.(09228F103)              21,014    213,502       0.1%
#*  BlackBerry, Ltd.(BCBHZ31)                 8,300     84,273       0.0%
*   BlackPearl Resources, Inc.               10,381     10,497       0.0%
*   BNK Petroleum, Inc.                       9,658      5,603       0.0%
    Bombardier, Inc. Class B                 43,600     88,176       0.0%
#   Bonavista Energy Corp.                   11,720     80,724       0.0%
#   Bonterra Energy Corp.                     3,200    102,299       0.0%
    Boralex, Inc. Class A                     3,000     34,438       0.0%
    Brookfield Asset Management, Inc.
      Class A                                 4,250    228,862       0.1%
#   Calfrac Well Services, Ltd.               5,454     45,386       0.0%
    Cameco Corp.                             14,192    249,495       0.1%
    Canaccord Genuity Group, Inc.             8,900     51,121       0.0%
#   Canadian Energy Services & Technology
      Corp.                                   7,800     39,372       0.0%
#   Canadian Imperial Bank of Commerce        7,169    575,527       0.2%
    Canadian National Railway Co.             9,792    631,780       0.2%
    Canadian Natural Resources, Ltd.         53,582  1,781,601       0.5%
    Canadian Oil Sands, Ltd.                 22,249    241,761       0.1%
    Canadian Pacific Railway, Ltd.            2,100    400,218       0.1%
#   Canadian Tire Corp., Ltd. Class A         2,595    274,857       0.1%
    Canadian Utilities, Ltd. Class A          1,500     48,736       0.0%
    Canadian Western Bank                     7,735    201,116       0.1%
    Canam Group, Inc. Class A                 3,400     38,664       0.0%
    CanElson Drilling, Inc.                   8,349     31,832       0.0%
#   Canexus Corp.                            14,560     24,136       0.0%
*   Canfor Corp.                              4,177     82,778       0.0%
    Canfor Pulp Products, Inc.                3,791     48,420       0.0%
    CanWel Building Materials Group, Ltd.     1,900      8,819       0.0%
    Canyon Services Group, Inc.               2,376     16,188       0.0%
    Capital Power Corp.                       4,730     97,423       0.0%
    Capstone Infrastructure Corp.             8,300     25,454       0.0%
*   Capstone Mining Corp.                    28,700     39,964       0.0%
    Cascades, Inc.                            8,000     46,415       0.0%
*   Catamaran Corp.                           3,287    195,083       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
    CCL Industries, Inc. Class B              1,085 $124,741       0.0%
*   Celestica, Inc.                          19,183  234,224       0.1%
    Cenovus Energy, Inc.                     32,519  612,008       0.2%
    Centerra Gold, Inc.                      17,742   91,761       0.0%
*   Cequence Energy, Ltd.                    18,004   15,072       0.0%
    Cervus Equipment Corp.                    1,200   18,490       0.0%
*   CGI Group, Inc. Class A                   8,717  366,724       0.1%
#*  China Gold International Resources
      Corp., Ltd.                             8,852   14,821       0.0%
    CI Financial Corp.                        4,400  129,319       0.0%
#   Cineplex, Inc.                            2,100   84,070       0.0%
    Clearwater Seafoods, Inc.                 1,677   17,236       0.0%
    Cogeco Cable, Inc.                        1,491   85,407       0.0%
    Cogeco, Inc.                                395   17,719       0.0%
    Colabor Group, Inc.                         500      456       0.0%
    COM DEV International, Ltd.               6,741   27,601       0.0%
    Computer Modelling Group, Ltd.            4,790   52,843       0.0%
    Constellation Software, Inc.                700  274,430       0.1%
#*  Copper Mountain Mining Corp.             11,097   13,337       0.0%
#   Corus Entertainment, Inc. Class B         7,248  111,438       0.0%
    Cott Corp.(22163N106)                     5,107   44,482       0.0%
    Cott Corp.(2228952)                       3,356   29,262       0.0%
    Crescent Point Energy Corp.(22576C101)    6,548  170,914       0.1%
#   Crescent Point Energy Corp.(B67C8W8)      4,478  116,951       0.0%
*   Crew Energy, Inc.                         9,900   43,900       0.0%
*   DeeThree Exploration, Ltd.                8,400   51,242       0.0%
*   Delphi Energy Corp.                       8,492   11,754       0.0%
#*  Denison Mines Corp.                       3,500    3,104       0.0%
*   Descartes Systems Group, Inc. (The)         100    1,503       0.0%
    DH Corp.                                  3,129  109,651       0.0%
    DirectCash Payments, Inc.                 2,293   35,027       0.0%
    Dollarama, Inc.                           2,800  160,782       0.1%
*   Dominion Diamond Corp.                    8,601  169,526       0.1%
    Dorel Industries, Inc. Class B            2,894   85,153       0.0%
#*  Dundee Precious Metals, Inc.              6,718   16,203       0.0%
    Eldorado Gold Corp.(2307873)             42,001  209,222       0.1%
    Eldorado Gold Corp.(284902103)            7,243   35,925       0.0%
#   Emera, Inc.                               1,600   53,921       0.0%
    Empire Co., Ltd.                          1,265   91,397       0.0%
#   Enbridge Income Fund Holdings, Inc.       4,800  154,642       0.1%
    Enbridge, Inc.(29250N105)                 6,108  319,632       0.1%
    Enbridge, Inc.(2466149)                   1,500   78,400       0.0%
    Encana Corp.                             66,519  945,235       0.3%
*   Endeavour Mining Corp.                   38,500   20,104       0.0%
*   Endeavour Silver Corp.(2980003)           5,300   10,763       0.0%
*   Endeavour Silver Corp.(29258Y103)         4,949    9,997       0.0%
    Enerflex, Ltd.                            7,051   94,559       0.0%
#*  Energy Fuels, Inc.                        2,154   10,676       0.0%
    Enerplus Corp.                           11,838  149,277       0.1%
    Enghouse Systems, Ltd.                      577   24,687       0.0%
    Ensign Energy Services, Inc.             12,597  100,442       0.0%
#*  Epsilon Energy, Ltd.                      5,703   18,199       0.0%
*   Essential Energy Services Trust          19,400   18,170       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
    Evertz Technologies, Ltd.                 1,400 $ 19,135       0.0%
#   Exchange Income Corp.                       200    3,685       0.0%
    Exco Technologies, Ltd.                   1,111   14,135       0.0%
#   Extendicare, Inc.                         5,400   35,269       0.0%
    Fairfax Financial Holdings, Ltd.          1,247  681,121       0.2%
    Fiera Capital Corp.                       2,200   25,018       0.0%
    Finning International, Inc.               9,300  190,548       0.1%
    First Capital Realty, Inc.                3,815   63,241       0.0%
#*  First Majestic Silver Corp.               7,108   34,616       0.0%
    First Quantum Minerals, Ltd.             12,795  195,982       0.1%
    FirstService Corp.                        1,720  112,514       0.0%
#   Fortis, Inc.                              3,700  120,430       0.0%
*   Fortuna Silver Mines, Inc.(2383033)       7,299   27,647       0.0%
*   Fortuna Silver Mines, Inc.(349915108)     1,312    4,972       0.0%
#   Genworth MI Canada, Inc.                  3,077   89,645       0.0%
    George Weston, Ltd.                       2,634  217,575       0.1%
    Gibson Energy, Inc.                       5,784  133,370       0.0%
    Gildan Activewear, Inc.                   3,004   95,257       0.0%
    Gluskin Sheff + Associates, Inc.          1,900   44,756       0.0%
    GMP Capital, Inc.                         2,900   12,307       0.0%
    Goldcorp, Inc.                           15,899  299,378       0.1%
#*  Golden Star Resources, Ltd.              12,402    2,673       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)        11,198   41,859       0.0%
*   Gran Tierra Energy, Inc.(38500T101)       2,706   10,066       0.0%
*   Great Panther Silver, Ltd.                  753      399       0.0%
    Great-West Lifeco, Inc.                   3,224   98,898       0.0%
*   Heroux-Devtek, Inc.                       2,214   18,626       0.0%
    High Liner Foods, Inc.                      925   18,201       0.0%
#   Horizon North Logistics, Inc.             4,600   12,772       0.0%
    HudBay Minerals, Inc.(B05BDX1)            7,449   73,656       0.0%
    HudBay Minerals, Inc.(B05BQ98)           19,343  190,915       0.1%
    Hudson's Bay Co.                          4,500   98,355       0.0%
#   Husky Energy, Inc.                       11,600  259,402       0.1%
*   IAMGOLD Corp.(2446646)                   32,507   72,747       0.0%
*   IAMGOLD Corp.(450913108)                  4,292    9,614       0.0%
#   IGM Financial, Inc.                       1,000   37,820       0.0%
#*  IMAX Corp.                                4,098  153,101       0.1%
#*  Imperial Metals Corp.                     1,400   15,189       0.0%
    Imperial Oil, Ltd.                       11,227  495,447       0.1%
#   Industrial Alliance Insurance &
      Financial Services, Inc.                6,818  248,138       0.1%
#   Innergex Renewable Energy, Inc.           6,600   61,378       0.0%
    Intact Financial Corp.                    2,100  161,751       0.1%
#   Inter Pipeline, Ltd.                      2,900   75,955       0.0%
*   Interfor Corp.                            6,340   90,752       0.0%
    Intertape Polymer Group, Inc.             3,400   46,301       0.0%
#*  Ithaca Energy, Inc.                      13,625   11,971       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A  3,200   62,276       0.0%
#   Just Energy Group, Inc.(B63MCN1)          6,298   33,826       0.0%
    Just Energy Group, Inc.(B693818)          4,023   21,563       0.0%
#   K-Bro Linen, Inc.                           600   25,755       0.0%
*   Kelt Exploration, Ltd.                    2,720   20,989       0.0%
    Keyera Corp.                              2,488   87,580       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
#   Killam Properties, Inc.                   4,400 $ 39,460       0.0%
*   Kinross Gold Corp.(B03Z841)              29,899   72,610       0.0%
*   Kinross Gold Corp.(496902404)            27,330   66,412       0.0%
*   Kirkland Lake Gold, Inc.                  6,317   30,839       0.0%
*   Knight Therapeutics, Inc.                   400    2,453       0.0%
#*  Lake Shore Gold Corp.                    32,305   31,863       0.0%
    Laurentian Bank of Canada                 2,841  113,711       0.0%
#*  Legacy Oil + Gas, Inc.                   12,424   29,760       0.0%
#   Leisureworld Senior Care Corp.            2,400   30,674       0.0%
    Leon's Furniture, Ltd.                    1,700   21,727       0.0%
*   Leucrotta Exploration, Inc.               1,600    1,512       0.0%
    Lightstream Resources, Ltd.              12,084   13,521       0.0%
    Linamar Corp.                             3,300  196,003       0.1%
    Loblaw Cos., Ltd.                         2,592  131,780       0.0%
#   Long Run Exploration, Ltd.                7,084    5,519       0.0%
    Lucara Diamond Corp.                     26,889   45,242       0.0%
*   Lundin Mining Corp.                      28,256  140,519       0.1%
    MacDonald Dettwiler & Associates, Ltd.    1,100   87,325       0.0%
    Magellan Aerospace Corp.                    993   11,111       0.0%
    Magna International, Inc.                 6,398  322,651       0.1%
    Major Drilling Group International, Inc.  6,620   35,501       0.0%
    Mandalay Resources Corp.                 25,500   19,022       0.0%
#   Manitoba Telecom Services, Inc.           2,728   58,720       0.0%
    Manulife Financial Corp.                 35,723  650,516       0.2%
    Maple Leaf Foods, Inc.                    7,700  147,746       0.1%
    Martinrea International, Inc.             7,667   76,575       0.0%
#   Medical Facilities Corp.                  1,900   25,764       0.0%
*   MEG Energy Corp.                          4,243   81,836       0.0%
    Melcor Developments, Ltd.                   200    2,886       0.0%
    Methanex Corp.                            8,906  536,230       0.2%
#   Metro, Inc.                              21,477  620,902       0.2%
    Morneau Shepell, Inc.                     3,900   57,571       0.0%
    MTY Food Group, Inc.                        100    2,759       0.0%
#   Mullen Group, Ltd.                        8,635  149,726       0.1%
    National Bank of Canada                  10,774  435,336       0.1%
    Nevsun Resources, Ltd.                   20,561   81,119       0.0%
#   New Flyer Industries, Inc.                3,976   47,191       0.0%
*   New Gold, Inc.(2826947)                  33,898  113,789       0.0%
*   New Gold, Inc.(644535106)                 4,011   13,557       0.0%
    Newalta Corp.                             4,747   64,644       0.0%
#*  Niko Resources, Ltd.                      3,600    1,149       0.0%
#   Norbord, Inc.                             2,757   55,618       0.0%
    North American Energy Partners, Inc.      2,400    6,768       0.0%
#*  North American Palladium, Ltd.            3,301      192       0.0%
    North West Co., Inc. (The)                2,168   44,492       0.0%
#   Northland Power, Inc.                     5,527   79,023       0.0%
#*  Novagold Resources, Inc.                  5,135   19,663       0.0%
*   NuVista Energy, Ltd.                     10,700   79,286       0.0%
    OceanaGold Corp.                         18,166   34,631       0.0%
    Onex Corp.                                1,700  102,366       0.0%
    Open Text Corp.                           1,994  100,857       0.0%
#   Osisko Gold Royalties, Ltd.               1,227   16,450       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
CANADA -- (Continued)
#   Pacific Rubiales Energy Corp.            23,185 $   78,404       0.0%
*   Painted Pony Petroleum, Ltd.              5,400     33,434       0.0%
    Pan American Silver Corp.                18,080    172,122       0.1%
*   Paramount Resources, Ltd. Class A         1,000     29,581       0.0%
*   Parex Resources, Inc.                    11,521     92,435       0.0%
#   Parkland Fuel Corp.                       4,500     98,243       0.0%
    Pason Systems, Inc.                       4,997     89,958       0.0%
    Pembina Pipeline Corp.                    4,402    153,234       0.1%
#   Pengrowth Energy Corp.(B67M828)          26,323     88,361       0.0%
    Pengrowth Energy Corp.(70706P104)         4,002     13,447       0.0%
    Penn West Petroleum, Ltd.                20,635     50,968       0.0%
*   Performance Sports Group, Ltd.            1,200     24,358       0.0%
#   Peyto Exploration & Development Corp.     4,600    133,711       0.0%
#   PHX Energy Services Corp.                 3,238     18,706       0.0%
    Potash Corp. of Saskatchewan, Inc.        8,301    270,945       0.1%
    Precision Drilling Corp.                 19,847    144,288       0.1%
#   Premium Brands Holdings Corp.             1,100     28,893       0.0%
#*  Primero Mining Corp.(B4Z8FV2)             3,700     13,647       0.0%
*   Primero Mining Corp.(74164W106)           9,167     33,735       0.0%
    Progressive Waste Solutions, Ltd.        10,870    314,252       0.1%
#   Pulse Seismic, Inc.                       4,200      9,573       0.0%
    Quebecor, Inc. Class B                    3,100     85,253       0.0%
    Reitmans Canada, Ltd. Class A             2,100     12,167       0.0%
    Richelieu Hardware, Ltd.                    636     33,210       0.0%
    Ritchie Bros Auctioneers, Inc.            2,701     68,308       0.0%
*   RMP Energy, Inc.                         14,035     37,690       0.0%
#*  Rock Energy, Inc.                         4,000     11,272       0.0%
#   Rocky Mountain Dealerships, Inc.          3,078     22,808       0.0%
    Rogers Communications, Inc. Class B       4,076    145,554       0.1%
#   Rogers Sugar, Inc.                        6,720     25,343       0.0%
    RONA, Inc.                               10,696    140,781       0.1%
    Royal Bank of Canada                     22,306  1,482,903       0.4%
#   Russel Metals, Inc.                       4,792    109,622       0.0%
#*  Sandstorm Gold, Ltd.                      4,900     17,423       0.0%
*   Sandvine Corp.                           11,106     38,754       0.0%
    Saputo, Inc.                              5,050    149,637       0.1%
#   Savanna Energy Services Corp.             8,000     13,261       0.0%
*   Scorpio Mining Corp.                      4,800        756       0.0%
*   Sears Canada, Inc.                        1,813     13,795       0.0%
#   Secure Energy Services, Inc.              4,716     66,685       0.0%
*   SEMAFO, Inc.                             26,799     82,407       0.0%
    Shaw Communications, Inc. Class B        10,419    238,074       0.1%
    ShawCor, Ltd.                             4,670    158,118       0.1%
    Sherritt International Corp.             24,429     50,620       0.0%
#*  Sierra Wireless, Inc.                     1,995     70,104       0.0%
#*  Silver Standard Resources, Inc.           7,380     40,184       0.0%
    Silver Wheaton Corp.                     10,507    207,408       0.1%
    SNC-Lavalin Group, Inc.                   3,454    124,533       0.0%
*   Solium Capital, Inc.                      1,700      9,793       0.0%
    Sprott, Inc.                             16,800     36,900       0.0%
#   Spyglass Resources Corp.                  3,710      1,061       0.0%
    Stantec, Inc.                             3,374     91,064       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
CANADA -- (Continued)
    Stella-Jones, Inc.                        1,300 $   46,860       0.0%
    Stuart Olson, Inc.                        1,300      6,368       0.0%
#   Student Transportation, Inc.(B1FQZ15)     7,899     44,651       0.0%
    Student Transportation, Inc.(86388A108)     700      3,948       0.0%
    Sun Life Financial, Inc.                 11,897    381,061       0.1%
    Suncor Energy, Inc.                      71,552  2,332,595       0.6%
*   SunOpta, Inc.(8676EP108)                  1,100     11,374       0.0%
*   SunOpta, Inc.(2817510)                    1,492     15,421       0.0%
#   Superior Plus Corp.                      12,114    139,263       0.1%
#   Surge Energy, Inc.                       14,851     54,037       0.0%
#*  TAG Oil, Ltd.                             1,089      1,255       0.0%
    Talisman Energy, Inc.                    19,555    155,853       0.1%
*   Taseko Mines, Ltd.                       11,862      9,930       0.0%
    Teck Resources, Ltd. Class B             19,154    290,758       0.1%
    TELUS Corp.                               2,698     93,317       0.0%
*   Tembec, Inc.                              7,455     17,178       0.0%
*   Teranga Gold Corp.                       50,000     28,181       0.0%
*   Thompson Creek Metals Co., Inc.(2439806)  9,099     11,690       0.0%
*   Thompson Creek Metals Co.,
      Inc.(884768102)                         6,318      7,961       0.0%
    Thomson Reuters Corp.                     4,105    168,551       0.1%
#*  Timmins Gold Corp.                       18,699     11,469       0.0%
#   TMX Group, Ltd.                           1,811     80,711       0.0%
#   TORC Oil & Gas, Ltd.                      5,310     46,212       0.0%
    Toromont Industries, Ltd.                 5,242    136,470       0.1%
    Toronto-Dominion Bank (The)              29,506  1,361,997       0.4%
#   Torstar Corp. Class B                     2,714     16,196       0.0%
    Total Energy Services, Inc.               2,500     31,910       0.0%
*   Tourmaline Oil Corp.                      5,051    174,339       0.1%
#   TransAlta Corp.                          31,016    307,679       0.1%
    TransCanada Corp.                         6,706    311,292       0.1%
    Transcontinental, Inc. Class A            6,552    100,900       0.0%
    TransForce, Inc.                          7,177    162,100       0.1%
    TransGlobe Energy Corp.(2470548)          1,000      4,559       0.0%
    TransGlobe Energy Corp.(893662106)          500      2,275       0.0%
    Trican Well Service, Ltd.                 9,000     38,044       0.0%
#   Trilogy Energy Corp.                      2,300     17,557       0.0%
    Trinidad Drilling, Ltd.                  11,700     49,166       0.0%
*   Turquoise Hill Resources,
      Ltd.(900435108)                         3,396     14,127       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)  23,699     99,392       0.0%
#   Twin Butte Energy, Ltd.                  13,668      9,516       0.0%
    Uni-Select, Inc.                          1,000     34,811       0.0%
#   Valener, Inc.                             2,500     35,102       0.0%
#   Veresen, Inc.                             7,375    110,885       0.0%
    Vermilion Energy, Inc.(923725105)         2,873    138,306       0.1%
#   Vermilion Energy, Inc.(B607XS1)             600     28,884       0.0%
    Vicwest, Inc.                             1,112     11,521       0.0%
    Wajax Corp.                               1,800     38,089       0.0%
    West Fraser Timber Co., Ltd.              1,800     92,618       0.0%
    Western Energy Services Corp.             3,800     22,205       0.0%
    Western Forest Products, Inc.            31,514     47,800       0.0%
#   WesternOne, Inc.                          3,720      3,484       0.0%
    Westjet Airlines, Ltd.                    1,307     29,542       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
CANADA -- (Continued)
    Westshore Terminals Investment Corp.      3,500 $    92,569       0.0%
    Whistler Blackcomb Holdings, Inc.         2,101      31,763       0.0%
#   Whitecap Resources, Inc.                 20,655     255,941       0.1%
    Wi-Lan, Inc.                             13,600      33,253       0.0%
    Winpak, Ltd.                                689      22,392       0.0%
#   WSP Global, Inc.                          3,300     117,613       0.0%
    Yamana Gold, Inc.(2219279)                3,249      12,415       0.0%
    Yamana Gold, Inc.(98462Y100)             14,406      55,031       0.0%
*   Yellow Pages, Ltd.                        2,200      28,719       0.0%
#   Zargon Oil & Gas, Ltd.                      600       1,741       0.0%
    ZCL Composites, Inc.                      1,726      11,001       0.0%
                                                    -----------      ----
TOTAL CANADA                                         41,426,570      10.6%
                                                    -----------      ----
CHINA -- (0.0%)
    China Electronics Corp. Holdings Co.,
      Ltd.                                   80,000      41,394       0.0%
*   Technovator International, Ltd.          28,000      27,205       0.0%
                                                    -----------      ----
TOTAL CHINA                                              68,599       0.0%
                                                    -----------      ----
DENMARK -- (1.1%)
    ALK-Abello A.S.                             379      44,876       0.0%
    Alm Brand A.S.                            9,122      59,817       0.0%
#   Ambu A.S. Class B                         1,508      39,557       0.0%
*   Auriga Industries A.S. Class B            1,430      68,799       0.0%
#*  Bang & Olufsen A.S.                       2,210      19,873       0.0%
*   Bavarian Nordic A.S.                      1,841      86,270       0.0%
    Chr Hansen Holding A.S.                   6,353     307,561       0.1%
    Coloplast A.S. Class B                    1,093      89,215       0.0%
#*  D/S Norden A.S.                           2,616      52,486       0.0%
    Danske Bank A.S.                          9,718     275,609       0.1%
    Dfds A.S.                                   684      76,540       0.0%
    DSV A.S.                                 14,670     508,897       0.1%
#   FLSmidth & Co. A.S.                       3,286     140,381       0.0%
*   Genmab A.S.                               2,143     165,014       0.1%
    GN Store Nord A.S.                       12,229     264,018       0.1%
*   H Lundbeck A.S.                           3,462      67,339       0.0%
    IC Group A.S.                               908      24,322       0.0%
*   Jyske Bank A.S.                           4,172     204,298       0.1%
    NKT Holding A.S.                            891      56,543       0.0%
    Novozymes A.S. Class B                    6,091     281,018       0.1%
    Pandora A.S.                              3,002     310,291       0.1%
    PER Aarsleff A.S. Class B                   239      67,077       0.0%
    Ringkjoebing Landbobank A.S.                163      36,450       0.0%
    Rockwool International A.S. Class B         522      69,161       0.0%
*   Santa Fe Group A.S.                       1,591      16,491       0.0%
    Schouw & Co.                              1,030      52,790       0.0%
    SimCorp A.S.                              2,698      93,191       0.0%
    Solar A.S. Class B                          239      11,744       0.0%
    Spar Nord Bank A.S.                       3,872      41,839       0.0%
    Sydbank A.S.                              3,817     143,283       0.1%
    TDC A.S.                                 57,655     438,951       0.1%
#*  TK Development A.S.                       5,396       7,465       0.0%
*   Topdanmark A.S.                           6,592     197,710       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
DENMARK -- (Continued)
    Tryg A.S.                                   623 $   67,654       0.0%
    United International Enterprises            225     39,621       0.0%
    Vestas Wind Systems A.S.                  6,548    297,001       0.1%
*   William Demant Holding A.S.               1,570    129,104       0.0%
                                                    ----------       ---
TOTAL DENMARK                                        4,852,256       1.2%
                                                    ----------       ---
FINLAND -- (1.2%)
    Aktia Bank Oyj                            1,256     15,382       0.0%
    Amer Sports Oyj                          12,781    319,857       0.1%
    Aspo Oyj                                  3,410     25,991       0.0%
    BasWare Oyj                                 260     11,902       0.0%
    Cargotec Oyj                              3,329    134,211       0.1%
    Caverion Corp.                            5,866     57,767       0.0%
    Citycon Oyj                              16,869     54,544       0.0%
#   Elektrobit Oyj                            3,951     17,476       0.0%
    Elisa Oyj                                10,902    333,986       0.1%
    F-Secure Oyj                              5,330     16,938       0.0%
*   Finnair Oyj                               5,464     18,116       0.0%
#   Fiskars Oyj Abp                           2,550     51,672       0.0%
    Fortum Oyj                               24,226    478,401       0.1%
#   HKScan Oyj Class A                        4,861     26,815       0.0%
#   Huhtamaki Oyj                             6,893    220,353       0.1%
    Kemira Oyj                                9,182    107,498       0.0%
#   Kesko Oyj Class A                         1,108     42,221       0.0%
    Kesko Oyj Class B                         5,766    235,592       0.1%
    Konecranes Oyj                            5,042    163,472       0.1%
#   Lassila & Tikanoja Oyj                    3,369     65,933       0.0%
    Metsa Board Oyj                          15,474     91,428       0.0%
    Neste Oil Oyj                            13,445    365,677       0.1%
#   Nokian Renkaat Oyj                       13,594    441,751       0.1%
*   Oriola-KD Oyj Class B                     8,626     38,924       0.0%
#*  Outokumpu Oyj                            16,237     97,968       0.0%
#   Outotec Oyj                              18,535    129,503       0.0%
    PKC Group Oyj                             2,540     55,377       0.0%
    Ponsse Oy                                 1,526     25,638       0.0%
*   Poyry Oyj                                   493      1,760       0.0%
    Raisio Oyj Class V                        9,852     43,904       0.0%
    Ramirent Oyj                              7,461     57,340       0.0%
    Sampo Oyj Class A                         5,345    258,988       0.1%
#   Sanoma Oyj                                8,774     46,216       0.0%
#*  Stockmann Oyj Abp                           832      6,625       0.0%
    Technopolis Oyj                           5,409     24,822       0.0%
    Tieto Oyj                                 6,187    148,366       0.1%
    Tikkurila Oyj                             1,512     31,141       0.0%
    UPM-Kymmene Oyj                          40,895    739,977       0.2%
    Uponor Oyj                                3,579     55,116       0.0%
    Vaisala Oyj Class A                         133      3,568       0.0%
    YIT Oyj                                   4,403     31,078       0.0%
                                                    ----------       ---
TOTAL FINLAND                                        5,093,294       1.3%
                                                    ----------       ---
FRANCE -- (7.0%)
#   Accor SA                                  2,714    148,822       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FRANCE -- (Continued)
    Aeroports de Paris                          251 $   30,941       0.0%
    Air Liquide SA                            2,618    342,383       0.1%
    Akka Technologies SA                      1,415     44,302       0.0%
    Albioma SA                                2,515     52,502       0.0%
    Alten SA                                  2,540    123,984       0.0%
    Altran Technologies SA                   12,041    131,104       0.0%
    April SA                                  1,193     17,032       0.0%
    Arkema SA                                 6,272    504,728       0.1%
    Assystem                                    402      8,761       0.0%
    Atos SE                                   6,663    520,788       0.1%
#   AXA SA                                   41,993  1,061,828       0.3%
    Beneteau SA                                 497      7,793       0.0%
    BioMerieux                                1,413    152,437       0.0%
    BNP Paribas SA                           16,276  1,027,850       0.3%
    Boiron SA                                   620     69,051       0.0%
    Bonduelle S.C.A.                          1,111     30,851       0.0%
    Bongrain SA                                 249     16,345       0.0%
    Bureau Veritas SA                         4,554    107,236       0.0%
    Burelle SA                                   39     27,733       0.0%
    Cap Gemini SA                             2,275    202,692       0.1%
    Carrefour SA                             20,411    703,749       0.2%
    Casino Guichard Perrachon SA              3,489    308,524       0.1%
*   Cegedim SA                                  334     12,357       0.0%
    Cegid Group                                 134      5,872       0.0%
*   CGG SA                                    2,028     14,365       0.0%
*   Chargeurs SA                              1,522     12,135       0.0%
    Christian Dior SE                           907    177,319       0.1%
    Cie de Saint-Gobain                      18,708    850,224       0.2%
    Cie des Alpes                               283      5,411       0.0%
    Cie Generale des Etablissements Michelin 10,221  1,139,803       0.3%
    CNP Assurances                            7,115    127,881       0.0%
    Credit Agricole SA                       15,833    246,335       0.1%
#   Danone SA                                 4,799    347,266       0.1%
    Dassault Systemes                         1,398    107,725       0.0%
*   Derichebourg SA                          13,919     43,449       0.0%
    Edenred                                   7,604    203,858       0.1%
    Eiffage SA                                4,711    287,288       0.1%
    Electricite de France SA                 11,210    285,237       0.1%
#*  Eramet                                      319     26,241       0.0%
    Essilor International SA                  4,416    538,002       0.1%
*   Esso SA Francaise                           343     18,334       0.0%
*   Etablissements Maurel et Prom             6,911     64,681       0.0%
    Euler Hermes Group                        1,255    137,198       0.0%
    Eurofins Scientific SE                      554    156,053       0.0%
    European Aeronautic Defence and Space
      Co. NV                                  5,378    372,707       0.1%
    Eutelsat Communications SA                6,686    233,104       0.1%
    Faiveley Transport SA                       228     14,392       0.0%
    Faurecia                                  6,780    321,391       0.1%
    Fimalac                                     134     13,224       0.0%
#   GDF Suez                                 50,437  1,026,211       0.3%
    GL Events                                   119      2,590       0.0%
    Groupe Crit                                 361     19,400       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FRANCE -- (Continued)
    Groupe Eurotunnel SE                     12,743 $  204,303       0.1%
*   Groupe Fnac                                  60      3,609       0.0%
#   Groupe Gorge                                802     21,562       0.0%
    Guerbet                                     417     17,707       0.0%
    Haulotte Group SA                         1,255     24,375       0.0%
    Hermes International                        198     74,672       0.0%
*   Hi-Media SA                               6,699     16,849       0.0%
    Iliad SA                                    539    127,065       0.0%
#   Imerys SA                                 2,646    201,394       0.1%
#   Ingenico                                  1,706    214,056       0.1%
    Interparfums SA                             271      9,327       0.0%
    Ipsen SA                                  2,225    127,777       0.0%
    IPSOS                                     1,641     48,409       0.0%
    Jacquet Metal Service                     1,075     22,804       0.0%
    JCDecaux SA                               3,488    137,790       0.0%
#   Kering                                    2,404    444,588       0.1%
    Korian-Medica                             2,501     85,332       0.0%
#   L'Oreal SA                                1,248    238,169       0.1%
    Lagardere SCA                             9,656    309,966       0.1%
#*  Le Noble Age                                495     10,443       0.0%
    Lectra                                    1,033     14,749       0.0%
    Legrand SA                                4,560    263,672       0.1%
    LISI                                      2,076     64,072       0.0%
    LVMH Moet Hennessy Louis Vuitton SE       3,279    573,386       0.2%
*   Manitou BF SA                               323      6,266       0.0%
    Mersen                                      323      8,827       0.0%
#*  METabolic EXplorer SA                     5,005     27,618       0.0%
    Metropole Television SA                   4,186     87,365       0.0%
    MGI Coutier                                 680      9,683       0.0%
#   Montupet                                    892     62,868       0.0%
    Natixis SA                               25,834    213,840       0.1%
#   Naturex                                     203     13,559       0.0%
    Neopost SA                                3,101    149,318       0.0%
*   Nexans SA                                 2,620    102,667       0.0%
    Nexity SA                                 3,074    134,999       0.0%
    Norbert Dentressangle SA                    387     94,127       0.0%
*   NRJ Group                                   384      3,229       0.0%
    Orange SA                                79,376  1,307,427       0.3%
    Orpea                                     1,027     67,651       0.0%
*   Parrot SA                                   437     11,527       0.0%
*   Peugeot SA                               40,786    771,084       0.2%
*   Pierre & Vacances SA                        700     22,237       0.0%
    Plastic Omnium SA                         3,689    102,725       0.0%
    PSB Industries SA                           175      9,537       0.0%
    Publicis Groupe SA                        2,821    236,599       0.1%
    Rallye SA                                 2,374     88,685       0.0%
    Rexel SA                                 19,677    370,845       0.1%
    Rubis SCA                                 2,428    164,968       0.1%
    Saft Groupe SA                            1,949     77,733       0.0%
    SCOR SE                                  11,006    396,125       0.1%
    SEB SA                                    2,097    194,190       0.1%
    SES SA                                    6,294    220,581       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
FRANCE -- (Continued)
    Societe BIC SA                              972 $   166,048       0.1%
    Societe d'Edition de Canal +              5,826      40,729       0.0%
    Societe Generale SA                      16,701     834,961       0.2%
    Societe Television Francaise 1            8,654     151,252       0.0%
    Sodexo SA                                 1,628     164,738       0.1%
#*  SOITEC                                   20,285      19,271       0.0%
*   Solocal Group                            35,683      19,943       0.0%
    Somfy SA                                    112      33,816       0.0%
    Sopra Steria Group                          931      82,182       0.0%
    Stallergenes SA                             167      10,192       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA  1,919      23,702       0.0%
    Stef SA                                     571      35,253       0.0%
    STMicroelectronics NV(5962332)           48,462     386,512       0.1%
    STMicroelectronics NV(2430025)            3,197      25,448       0.0%
*   Store Electronic                            567       7,289       0.0%
    Suez Environnement Co.                    9,586     195,510       0.1%
    Synergie SA                               1,688      42,426       0.0%
*   Technicolor SA                           16,799     113,974       0.0%
#   Technip SA                                5,238     357,088       0.1%
    Teleperformance                           3,211     241,031       0.1%
    Tessi SA                                     32       3,215       0.0%
#   Thermador Groupe                            236      20,773       0.0%
    Total Gabon                                  46      15,326       0.0%
    Total SA                                 60,832   3,294,050       0.8%
    Total SA Sponsored ADR                    3,489     188,755       0.1%
    Trigano SA                                1,173      42,132       0.0%
*   UBISOFT Entertainment                    11,371     209,678       0.1%
    Union Financiere de France BQE SA           410      12,647       0.0%
    Valeo SA                                  3,128     501,480       0.1%
    Vallourec SA                              7,683     181,171       0.1%
#   Veolia Environnement SA                  11,422     241,690       0.1%
    Veolia Environnement SA ADR               1,130      23,798       0.0%
    Vicat                                       986      71,098       0.0%
    Vilmorin & Cie SA                           609      50,925       0.0%
    Vinci SA                                 12,445     763,310       0.2%
    Virbac SA                                   188      48,929       0.0%
    Vivendi SA                               16,870     422,909       0.1%
    Zodiac Aerospace                          9,481     348,173       0.1%
                                                    -----------       ---
TOTAL FRANCE                                         30,055,269       7.7%
                                                    -----------       ---
GERMANY -- (5.3%)
    Aareal Bank AG                            4,773     205,295       0.1%
#   Adidas AG                                 4,753     389,441       0.1%
#   Adler Modemaerkte AG                      1,392      18,437       0.0%
*   ADVA Optical Networking SE                  893       4,834       0.0%
#*  Aixtron SE                                2,254      14,926       0.0%
#   Allianz SE                                6,987   1,189,290       0.3%
    Amadeus Fire AG                             146      11,833       0.0%
    Aurubis AG                                3,477     219,708       0.1%
    Axel Springer SE                          2,488     138,801       0.0%
#   BASF SE                                  11,181   1,110,810       0.3%
    Bayerische Motoren Werke AG              11,645   1,373,698       0.4%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
GERMANY -- (Continued)
    BayWa AG                                   1,484 $   55,646       0.0%
    Bechtle AG                                 1,113     81,513       0.0%
    Bertrandt AG                                 281     37,098       0.0%
    Bijou Brigitte AG                            144      8,989       0.0%
#   Bilfinger SE                               1,770     88,396       0.0%
#   Biotest AG                                   358     28,462       0.0%
#   Borussia Dortmund GmbH & Co. KGaA          7,877     30,208       0.0%
    Brenntag AG                                5,350    321,004       0.1%
    CANCOM SE                                    931     38,510       0.0%
    Carl Zeiss Meditec AG                      1,587     40,317       0.0%
    CENIT AG                                     720     14,156       0.0%
    CENTROTEC Sustainable AG                     278      4,439       0.0%
    Cewe Stiftung & Co. KGAA                     599     38,984       0.0%
#   Comdirect Bank AG                          2,126     22,559       0.0%
*   Commerzbank AG                            22,412    302,358       0.1%
    CompuGroup Medical AG                      1,461     41,761       0.0%
#   Continental AG                             1,513    354,579       0.1%
    CropEnergies AG                              700      2,284       0.0%
#   CTS Eventim AG & Co. KGaA                  2,474     84,310       0.0%
#   Delticom AG                                  534     11,958       0.0%
    Deutsche Bank AG                          26,499    850,618       0.2%
    Deutsche Boerse AG                         3,737    309,662       0.1%
    Deutsche Telekom AG                      105,218  1,933,975       0.5%
    Deutsche Wohnen AG                        10,951    287,238       0.1%
*   Dialog Semiconductor P.L.C.                3,592    161,959       0.1%
    DMG Mori Seiki AG                          5,319    186,628       0.1%
    Dr Hoenle AG                                 513     12,025       0.0%
#   Draegerwerk AG & Co. KGaA                    215     18,855       0.0%
    Drillisch AG                               2,707    124,493       0.0%
    Duerr AG                                   1,302    133,270       0.0%
    E.ON SE                                   28,577    444,887       0.1%
    Eckert & Ziegler AG                          144      3,408       0.0%
    Elmos Semiconductor AG                     1,399     26,840       0.0%
    ElringKlinger AG                           3,323     91,480       0.0%
*   Euromicron AG                                463      5,387       0.0%
*   Evotec AG                                  4,707     19,503       0.0%
    Fielmann AG                                1,208     82,055       0.0%
    Fraport AG Frankfurt Airport Services
      Worldwide                                2,238    141,552       0.0%
    Freenet AG                                 9,137    295,949       0.1%
    Fresenius Medical Care AG & Co. KGaA       4,753    399,450       0.1%
#   Fuchs Petrolub SE                            929     34,661       0.0%
    GEA Group AG                               4,098    196,810       0.1%
#   Gerresheimer AG                            3,126    176,921       0.1%
    Gerry Weber International AG               1,999     65,339       0.0%
    Gesco AG                                      44      3,612       0.0%
    GFK SE                                     1,682     64,361       0.0%
    GFT Technologies AG                        1,156     21,784       0.0%
    Grammer AG                                 1,462     56,150       0.0%
*   H&R AG                                       304      2,654       0.0%
    Hamburger Hafen und Logistik AG            2,912     64,227       0.0%
#   Hannover Rueck SE                          2,378    241,725       0.1%
    HeidelbergCement AG                        4,029    309,268       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
GERMANY -- (Continued)
#*  Heidelberger Druckmaschinen AG           19,276 $ 51,689       0.0%
    Henkel AG & Co. KGaA                        955   96,737       0.0%
#   Hochtief AG                               2,190  169,214       0.1%
#   Homag Group AG                              206    8,092       0.0%
    Hornbach Baumarkt AG                        657   26,981       0.0%
    Hugo Boss AG                              1,693  208,324       0.1%
    Indus Holding AG                          1,784   93,320       0.0%
    Infineon Technologies AG                 35,487  417,211       0.1%
    Isra Vision AG                              295   19,299       0.0%
    Jenoptik AG                               3,479   41,944       0.0%
*   Joyou AG                                    904    4,169       0.0%
    K+S AG                                   11,836  385,847       0.1%
*   Kloeckner & Co. SE                        8,201   78,449       0.0%
*   Koenig & Bauer AG                           107    2,485       0.0%
*   Kontron AG                                4,757   26,848       0.0%
    Krones AG                                 1,097  121,066       0.0%
#   KUKA AG                                   1,446  102,726       0.0%
    KWS Saat SE                                 118   35,613       0.0%
    LANXESS AG                                7,243  386,592       0.1%
    Leifheit AG                                 196   10,561       0.0%
#   Leoni AG                                  3,421  219,083       0.1%
    Linde AG                                  3,149  615,345       0.2%
#*  Manz AG                                     353   34,002       0.0%
    Metro AG                                  8,822  319,752       0.1%
    MLP AG                                    1,362    5,822       0.0%
    MTU Aero Engines AG                       3,150  309,666       0.1%
#   Muenchener
      Rueckversicherungs-Gesellschaft AG      2,506  489,165       0.1%
    Nemetschek AG                               391   50,829       0.0%
*   Nordex SE                                 3,624   77,567       0.0%
    Norma Group SE                            2,378  126,314       0.0%
    OHB SE                                      906   20,018       0.0%
    Osram Licht AG                            5,473  288,339       0.1%
*   Patrizia Immobilien AG                    3,197   62,968       0.0%
    Pfeiffer Vacuum Technology AG               752   70,080       0.0%
#   PNE Wind AG                               5,986   14,717       0.0%
#   Puma SE                                     124   25,294       0.0%
*   QIAGEN NV(2437907)                          526   12,524       0.0%
*   QIAGEN NV(5732825)                       13,325  320,405       0.1%
#   QSC AG                                    4,310    8,655       0.0%
    R Stahl AG                                  573   25,660       0.0%
#   Rational AG                                 193   68,019       0.0%
    RWE AG                                   29,856  741,904       0.2%
    SAF-Holland SA                            3,516   53,232       0.0%
    Salzgitter AG                             3,042  103,765       0.0%
    SAP SE                                    4,933  372,762       0.1%
    SAP SE Sponsored ADR                        555   42,008       0.0%
    Schaltbau Holding AG                        406   24,025       0.0%
#*  SGL Carbon SE                               739   11,981       0.0%
    SHW AG                                      419   18,635       0.0%
    Siemens AG                                5,820  633,111       0.2%
*   Singulus Technologies AG                  3,636    3,019       0.0%
    Sixt SE                                     929   44,485       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
GERMANY -- (Continued)
#*  SMA Solar Technology AG                 616 $     9,145       0.0%
    Softing AG                              978      15,450       0.0%
    Software AG                           3,424      98,847       0.0%
#*  Solarworld AG                            19         317       0.0%
    Stada Arzneimittel AG                 5,855     214,169       0.1%
    Stroeer Media SE                      1,459      53,943       0.0%
#   Suedzucker AG                         8,148     122,808       0.0%
*   Suss Microtec AG                      1,897      11,543       0.0%
    Symrise AG                            3,406     206,517       0.1%
#   Takkt AG                              3,803      69,286       0.0%
#*  Talanx AG                             3,042      96,768       0.0%
    Telefonica Deutschland Holding AG    23,268     144,206       0.1%
    ThyssenKrupp AG                       9,025     239,789       0.1%
*   Tom Tailor Holding AG                 1,823      22,534       0.0%
    United Internet AG                    4,906     219,342       0.1%
#   Vossloh AG                              822      51,729       0.0%
    VTG AG                                1,400      32,170       0.0%
    Wacker Chemie AG                      1,546     191,748       0.1%
    Wacker Neuson SE                      3,055      78,414       0.0%
    Wincor Nixdorf AG                     1,995      75,512       0.0%
    Wirecard AG                           1,516      66,581       0.0%
    XING AG                                 115      19,002       0.0%
                                                -----------       ---
TOTAL GERMANY                                    22,591,488       5.8%
                                                -----------       ---
HONG KONG -- (2.7%)
    AIA Group, Ltd.                     138,600     921,756       0.3%
    APT Satellite Holdings, Ltd.         21,500      33,649       0.0%
    Asia Satellite Telecommunications
      Holdings, Ltd.                      3,000      10,626       0.0%
    ASM Pacific Technology, Ltd.          8,800      98,332       0.0%
    Bank of East Asia, Ltd. (The)        59,600     258,576       0.1%
    BOC Hong Kong Holdings, Ltd.        102,500     398,228       0.1%
#   Bonjour Holdings, Ltd.              234,000      20,775       0.0%
#*  Brightoil Petroleum Holdings, Ltd.  172,000      54,590       0.0%
*   Burwill Holdings, Ltd.              460,000      22,428       0.0%
    Cafe de Coral Holdings, Ltd.         16,000      59,580       0.0%
    Cathay Pacific Airways, Ltd.         72,000     185,218       0.1%
    Cheung Kong Infrastructure
      Holdings, Ltd.                      8,000      67,874       0.0%
    Chevalier International Holdings,
      Ltd.                                4,000       7,599       0.0%
*   China Energy Development Holdings,
      Ltd.                              412,000       9,847       0.0%
    Chow Sang Sang Holdings
      International, Ltd.                31,000      71,146       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.  20,600      25,090       0.0%
    CITIC Telecom International
      Holdings, Ltd.                    148,000      60,971       0.0%
    CK Hutchison Holdings, Ltd.          20,000     433,328       0.1%
    CK Life Sciences International
      Holdings, Inc.                    244,000      27,628       0.0%
    CLP Holdings, Ltd.                   15,500     135,683       0.1%
    CSI Properties, Ltd.                390,000      15,549       0.0%
    Dah Sing Banking Group, Ltd.         27,328      59,143       0.0%
    Dah Sing Financial Holdings, Ltd.     8,520      59,651       0.0%
    Dorsett Hospitality International,
      Ltd.                               46,000       7,472       0.0%
    Emperor Watch & Jewellery, Ltd.     130,000       5,941       0.0%
#   Esprit Holdings, Ltd.               132,000     124,715       0.1%
    Fairwood Holdings, Ltd.               5,500      14,764       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
HONG KONG -- (Continued)
    Far East Consortium International, Ltd.   78,000 $ 37,140       0.0%
*   FIH Mobile, Ltd.                         188,000   99,718       0.0%
    First Pacific Co., Ltd.                  184,000  178,393       0.1%
#   Future Bright Holdings, Ltd.              48,000   10,867       0.0%
*   G-Resources Group, Ltd.                  831,600   27,395       0.0%
*   GCL New Energy Holdings, Ltd.            264,000   35,626       0.0%
#   Giordano International, Ltd.             120,000   59,570       0.0%
*   Global Brands Group Holding, Ltd.         88,000   17,888       0.0%
#   Haitong International Securities Group,
      Ltd.                                    58,000   64,058       0.0%
    Hang Lung Group, Ltd.                     24,000  127,220       0.1%
    Hang Lung Properties, Ltd.                56,000  188,951       0.1%
    Hang Seng Bank, Ltd.                      17,500  341,158       0.1%
    HKR International, Ltd.                   44,800   25,407       0.0%
    Hong Kong & China Gas Co., Ltd.           69,720  166,073       0.1%
    Hong Kong Aircraft Engineering Co., Ltd.   1,600   17,508       0.0%
    Hong Kong Exchanges and Clearing, Ltd.     9,277  353,641       0.1%
    Hongkong & Shanghai Hotels (The)          24,000   35,178       0.0%
    Hongkong Chinese, Ltd.                    30,000    6,920       0.0%
    Hopewell Holdings, Ltd.                   31,000  119,022       0.0%
    Hutchison Telecommunications Hong Kong
      Holdings, Ltd.                         138,000   63,475       0.0%
    Hutchison Whampoa, Ltd.                   37,000  543,011       0.2%
    Hysan Development Co., Ltd.               21,000   96,493       0.0%
    IT, Ltd.                                  56,000   22,880       0.0%
    Johnson Electric Holdings, Ltd.           26,875   99,496       0.0%
    K Wah International Holdings, Ltd.        75,463   43,238       0.0%
    Kerry Logistics Network, Ltd.              7,000   11,256       0.0%
    Kerry Properties, Ltd.                    47,500  192,638       0.1%
    Kowloon Development Co., Ltd.             32,000   40,995       0.0%
    L'Occitane International SA               26,000   76,862       0.0%
    Lai Sun Development Co., Ltd.            416,000   11,164       0.0%
    Lee's Pharmaceutical Holdings, Ltd.        9,000   16,563       0.0%
    Li & Fung, Ltd.                           88,000   89,625       0.0%
    Lifestyle International Holdings, Ltd.    32,000   59,835       0.0%
    Lippo China Resources, Ltd.              210,000    8,933       0.0%
    Liu Chong Hing Investment, Ltd.           16,000   21,221       0.0%
    Luk Fook Holdings International, Ltd.     33,000  102,971       0.0%
    Magnificent Estates                      102,000    4,867       0.0%
    Man Wah Holdings, Ltd.                    70,400   91,161       0.0%
#   Melco International Development, Ltd.     42,000   70,905       0.0%
#*  Midland Holdings, Ltd.                    64,000   29,876       0.0%
    Miramar Hotel & Investment                 4,000    6,033       0.0%
*   Mongolian Mining Corp.                    90,000    4,976       0.0%
    MTR Corp., Ltd.                           25,000  122,385       0.0%
    New World Development Co., Ltd.          203,953  269,990       0.1%
#   Newocean Energy Holdings, Ltd.           120,000   66,819       0.0%
    NWS Holdings, Ltd.                        53,883   90,889       0.0%
*   Orange Sky Golden Harvest Entertainment
      Holdings, Ltd.                         320,000   37,080       0.0%
    Orient Overseas International, Ltd.       18,500  113,424       0.0%
    Pacific Basin Shipping, Ltd.              79,000   29,255       0.0%
    Pacific Textile Holdings, Ltd.            52,000   72,342       0.0%
    PCCW, Ltd.                               270,000  180,451       0.1%
    Pico Far East Holdings, Ltd.              32,000    9,273       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
HONG KONG -- (Continued)
    Playmates Holdings, Ltd.                14,000 $    16,572       0.0%
    Playmates Toys, Ltd.                    96,000      20,891       0.0%
    Polytec Asset Holdings, Ltd.           160,000      22,661       0.0%
    Power Assets Holdings, Ltd.              8,500      85,520       0.0%
    Prada SpA                               10,900      58,967       0.0%
    Regal Hotels International Holdings,
      Ltd.                                  30,000      18,603       0.0%
#   SA SA International Holdings, Ltd.      66,000      33,493       0.0%
    Samsonite International SA              75,300     274,632       0.1%
    SAS Dragon Hldg, Ltd.                   64,000      16,141       0.0%
    SEA Holdings, Ltd.                       8,000       6,397       0.0%
    Shangri-La Asia, Ltd.                   68,000     103,308       0.0%
    Shenyin Wanguo HK, Ltd.                 67,500      72,190       0.0%
    Shun Tak Holdings, Ltd.                148,000      85,750       0.0%
    Singamas Container Holdings, Ltd.      136,000      25,562       0.0%
    Sino Land Co., Ltd.                     65,931     116,166       0.0%
    Sitoy Group Holdings, Ltd.              24,000      14,894       0.0%
    SmarTone Telecommunications Holdings,
      Ltd.                                  38,000      68,948       0.0%
*   SOCAM Development, Ltd.                 24,000      21,465       0.0%
    Soundwill Holdings, Ltd.                 6,000      10,813       0.0%
    Stella International Holdings, Ltd.     21,500      57,711       0.0%
    Sun Hung Kai & Co., Ltd.                59,000      61,211       0.0%
    Sun Hung Kai Properties, Ltd.           28,196     468,656       0.1%
    Swire Pacific, Ltd. Class A             15,000     202,501       0.1%
    Swire Pacific, Ltd. Class B             17,500      44,556       0.0%
    Swire Properties, Ltd.                   5,400      18,552       0.0%
    Techtronic Industries Co., Ltd.         57,000     200,619       0.1%
    Television Broadcasts, Ltd.             30,700     200,598       0.1%
    Texwinca Holdings, Ltd.                 58,000      56,245       0.0%
    Tradelink Electronic Commerce, Ltd.    100,000      24,979       0.0%
    Transport International Holdings, Ltd.  14,400      35,871       0.0%
    Trinity, Ltd.                           32,000       6,963       0.0%
*   TSC Group Holdings, Ltd.                51,000      16,007       0.0%
#*  United Laboratories International
      Holdings, Ltd. (The)                  58,000      39,203       0.0%
    Value Partners Group, Ltd.              94,000     174,518       0.1%
    Varitronix International, Ltd.          38,000      30,361       0.0%
    Victory City International Holdings,
      Ltd.                                 156,000      28,508       0.0%
    Vitasoy International Holdings, Ltd.    36,000      65,818       0.0%
    VST Holdings, Ltd.                      70,000      27,577       0.0%
#   VTech Holdings, Ltd.                     6,200      86,138       0.0%
    Wharf Holdings, Ltd. (The)              25,000     180,610       0.1%
    Wheelock & Co., Ltd.                    33,000     185,184       0.1%
    Xinyi Glass Holdings, Ltd.             178,000     118,159       0.0%
#   Xinyi Solar Holdings, Ltd.              44,000      15,384       0.0%
    Yue Yuen Industrial Holdings, Ltd.      45,500     171,714       0.1%
                                                   -----------       ---
TOTAL HONG KONG                                     11,392,890       2.9%
                                                   -----------       ---
IRELAND -- (0.5%)
*   Bank of Ireland                        454,176     175,572       0.0%
    CRH P.L.C. Sponsored ADR                25,299     707,107       0.2%
    Dragon Oil P.L.C.                        5,583      52,533       0.0%
    FBD Holdings P.L.C.                      1,219      13,170       0.0%
    Glanbia P.L.C.                           5,262      97,521       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
IRELAND -- (Continued)
*   Independent News & Media P.L.C.           56,438 $   11,538       0.0%
    Irish Continental Group P.L.C.             3,203     14,336       0.0%
    Kerry Group P.L.C. Class A                 2,655    195,281       0.1%
    Kingspan Group P.L.C.                     12,348    244,986       0.1%
    Smurfit Kappa Group P.L.C.                14,563    445,868       0.1%
                                                     ----------       ---
TOTAL IRELAND                                         1,957,912       0.5%
                                                     ----------       ---
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.           13,388     12,557       0.0%
    Africa Israel Properties, Ltd.               766     11,845       0.0%
*   AL-ROV Israel, Ltd.                          341     10,043       0.0%
*   Allot Communications, Ltd.                   721      6,302       0.0%
    Amot Investments, Ltd.                     6,144     20,750       0.0%
    Azrieli Group                              2,374    102,418       0.0%
    Bank Hapoalim BM                          31,972    159,923       0.1%
*   Bank Leumi Le-Israel BM                   39,086    151,913       0.1%
    Bayside Land Corp.                            42     13,832       0.0%
    Bezeq The Israeli Telecommunication
      Corp., Ltd.                             74,862    141,792       0.1%
    Blue Square Real Estate, Ltd.                266      9,924       0.0%
*   Cellcom Israel, Ltd.                       1,000      4,580       0.0%
*   Ceragon Networks, Ltd.                       170        234       0.0%
#*  Clal Biotechnology Industries, Ltd.        6,520      8,316       0.0%
*   Clal Insurance Enterprises Holdings,
      Ltd.                                     1,499     24,839       0.0%
*   Compugen, Ltd.                               637      4,132       0.0%
    Delek Automotive Systems, Ltd.             2,031     24,631       0.0%
    Delek Group, Ltd.                            184     51,332       0.0%
    Delta-Galil Industries, Ltd.               1,086     33,876       0.0%
    Direct Insurance Financial Investments,
      Ltd.                                     2,037     12,858       0.0%
    Electra, Ltd.                                214     26,155       0.0%
*   Energix-Renewable Energies, Ltd.              --         --       0.0%
*   Evogene, Ltd.                                341      3,403       0.0%
*   EZchip Semiconductor, Ltd.                 4,115     80,078       0.0%
    First International Bank Of Israel, Ltd.   3,296     46,277       0.0%
    Formula Systems 1985, Ltd.                   580     15,808       0.0%
    Fox Wizel, Ltd.                              845     19,932       0.0%
    Frutarom Industries, Ltd.                  1,837     78,119       0.0%
    Harel Insurance Investments & Financial
      Services, Ltd.                          13,869     64,790       0.0%
    Israel Chemicals, Ltd.                     9,540     66,749       0.0%
*   Israel Discount Bank, Ltd. Class A        61,872    108,691       0.0%
    Ituran Location and Control, Ltd.          1,042     23,789       0.0%
*   Jerusalem Oil Exploration                    758     28,950       0.0%
    Matrix IT, Ltd.                            3,922     21,133       0.0%
*   Mazor Robotics, Ltd. Sponsored ADR         1,767     23,360       0.0%
    Melisron, Ltd.                             1,013     38,842       0.0%
    Menorah Mivtachim Holdings, Ltd.             256      2,536       0.0%
    Migdal Insurance & Financial Holding,
      Ltd.                                    30,414     36,826       0.0%
    Mivtach Shamir Holdings, Ltd.                361      8,271       0.0%
*   Mizrahi Tefahot Bank, Ltd.                10,527    117,745       0.1%
*   Naphtha Israel Petroleum Corp., Ltd.       3,347     18,913       0.0%
    NICE Systems, Ltd. Sponsored ADR           2,676    160,159       0.1%
*   Nitsba Holdings 1995, Ltd.                 2,195     37,197       0.0%
*   Oil Refineries, Ltd.                     110,693     39,552       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ISRAEL -- (Continued)
    Osem Investments, Ltd.                     1,244 $   26,562       0.0%
*   Partner Communications Co., Ltd. ADR       1,321      3,276       0.0%
    Paz Oil Co., Ltd.                            581     88,875       0.0%
    Phoenix Holdings, Ltd. (The)                 361      1,069       0.0%
*   Plasson Industries, Ltd.                     286     10,246       0.0%
    Rami Levy Chain Stores Hashikma
      Marketing 2006, Ltd.                       443     17,955       0.0%
    Shikun & Binui, Ltd.                      15,055     33,783       0.0%
    Shufersal, Ltd.                            1,106      2,532       0.0%
*   Strauss Group, Ltd.                        1,469     26,161       0.0%
*   Tower Semiconductor, Ltd.(M87915274)       1,998     29,151       0.0%
*   Tower Semiconductor, Ltd.(6320605)           392      5,958       0.0%
                                                     ----------       ---
TOTAL ISRAEL                                          2,118,940       0.5%
                                                     ----------       ---
ITALY -- (2.7%)
    A2A SpA                                   74,756     86,117       0.0%
    ACEA SpA                                   2,769     37,282       0.0%
    Alerion Cleanpower SpA                     4,932     16,656       0.0%
    Amplifon SpA                               4,092     31,873       0.0%
    Ansaldo STS SpA                            5,803     61,691       0.0%
#*  Arnoldo Mondadori Editore SpA             26,239     32,392       0.0%
    Ascopiave SpA                              4,239     11,243       0.0%
    Assicurazioni Generali SpA                11,292    220,636       0.1%
#   Astaldi SpA                                7,476     64,992       0.0%
    Atlantia SpA                               8,765    246,503       0.1%
*   Autogrill SpA                              7,415     70,919       0.0%
    Azimut Holding SpA                         5,190    152,341       0.1%
#*  Banca Carige SpA                          74,959      6,113       0.0%
    Banca Generali SpA                         3,409    114,414       0.0%
    Banca IFIS SpA                             1,607     32,972       0.0%
#*  Banca Monte dei Paschi di Siena SpA      112,072     69,071       0.0%
*   Banca Popolare dell'Emilia Romagna SC     43,824    360,489       0.1%
#*  Banca Popolare dell'Etruria e del Lazio
      SC                                      25,725     16,840       0.0%
*   Banca Popolare di Milano Scarl           393,346    405,314       0.1%
    Banca Popolare di Sondrio SCARL           26,183    118,833       0.0%
*   Banco Popolare SC                         24,542    387,994       0.1%
*   BasicNet SpA                               5,935     24,923       0.0%
    Biesse SpA                                 1,697     27,357       0.0%
    Brembo SpA                                 1,448     57,924       0.0%
#   Brunello Cucinelli SpA                     1,103     20,466       0.0%
    Buzzi Unicem SpA                           8,557    137,726       0.1%
    Cementir Holding SpA                       2,886     20,352       0.0%
*   CIR-Compagnie Industriali Riunite SpA     22,828     27,298       0.0%
    Credito Emiliano SpA                       6,372     53,156       0.0%
*   Credito Valtellinese SC                   89,368    111,526       0.0%
    Danieli & C Officine Meccaniche SpA          888     21,607       0.0%
    Datalogic SpA                              1,853     24,050       0.0%
    De' Longhi                                 3,469     78,241       0.0%
    DiaSorin SpA                               1,321     60,307       0.0%
*   Ei Towers SpA                                425     25,746       0.0%
    Enel Green Power SpA                      38,650     75,052       0.0%
    Enel SpA                                  43,818    207,695       0.1%
    Engineering SpA                              453     28,290       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ITALY -- (Continued)
    Eni SpA                                   76,520 $1,468,101       0.4%
    Eni SpA Sponsored ADR                      3,509    134,851       0.1%
    ERG SpA                                    5,405     77,699       0.0%
    Esprinet SpA                               4,821     46,336       0.0%
    Falck Renewables SpA                      15,891     20,948       0.0%
    FNM SpA                                   35,502     26,205       0.0%
#*  Geox SpA                                   1,759      6,428       0.0%
*   Gruppo Editoriale L'Espresso SpA          13,362     17,512       0.0%
    Hera SpA                                  31,524     83,155       0.0%
*   IMMSI SpA                                 14,941     10,451       0.0%
    Industria Macchine Automatiche SpA           503     25,611       0.0%
*   Intek Group SpA                           25,413     10,285       0.0%
    Interpump Group SpA                        4,256     71,572       0.0%
    Intesa Sanpaolo SpA                      206,686    694,362       0.2%
    Iren SpA                                  33,491     49,167       0.0%
    Italcementi SpA                            9,514     67,790       0.0%
    Italmobiliare SpA                            300      9,794       0.0%
#*  Juventus Football Club SpA                81,554     27,865       0.0%
    Luxottica Group SpA                        2,407    158,517       0.1%
    Luxottica Group SpA Sponsored ADR            763     50,068       0.0%
#*  Maire Tecnimont SpA                        5,901     17,664       0.0%
    MARR SpA                                   1,852     37,201       0.0%
*   Mediaset SpA                              26,759    137,531       0.1%
    Mediobanca SpA                            41,776    405,543       0.1%
    Mediolanum SpA                             5,835     48,977       0.0%
    Parmalat SpA                              10,626     29,428       0.0%
#   Piaggio & C SpA                            8,440     25,599       0.0%
    Pirelli & C. SpA                           8,981    155,388       0.1%
    Prima Industrie SpA                          595     12,597       0.0%
    Prysmian SpA                              10,370    211,476       0.1%
    Recordati SpA                              5,274    105,089       0.0%
    Reply SpA                                    331     35,426       0.0%
*   Safilo Group SpA                           1,749     25,442       0.0%
#*  Saipem SpA                                 8,346    110,653       0.0%
*   Salini Impregilo SpA                      19,887     86,777       0.0%
    Salvatore Ferragamo SpA                    3,179     98,856       0.0%
*   Saras SpA                                 34,632     67,150       0.0%
    SAVE SpA                                     670      9,829       0.0%
    Snam SpA                                  31,314    163,119       0.1%
    Societa Cattolica di Assicurazioni SCRL    6,611     56,480       0.0%
    Societa Iniziative Autostradali e
      Servizi SpA                              5,916     68,326       0.0%
*   Sogefi SpA                                 7,836     26,144       0.0%
    SOL SpA                                    2,335     20,524       0.0%
*   Sorin SpA                                 19,891     62,609       0.0%
#*  Telecom Italia SpA                       780,627    921,348       0.3%
    Tenaris SA(7538515)                        5,143     78,967       0.0%
    Tenaris SA(2167367)                          440     13,530       0.0%
    Terna Rete Elettrica Nazionale SpA        56,138    264,654       0.1%
#*  Tiscali SpA                              259,219     19,392       0.0%
    Tod's SpA                                    403     36,975       0.0%
    Trevi Finanziaria Industriale SpA          7,195     20,998       0.0%
    UniCredit SpA                             78,781    565,500       0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
ITALY -- (Continued)
    Unione di Banche Italiane SCPA           59,335 $   470,964       0.1%
    Unipol Gruppo Finanziario SpA            18,837      98,822       0.0%
    UnipolSai SpA                            49,812     139,392       0.1%
    Vittoria Assicurazioni SpA                2,749      29,965       0.0%
*   Yoox SpA                                  2,719      85,649       0.0%
    Zignago Vetro SpA                         1,654      10,279       0.0%
                                                    -----------       ---
TOTAL ITALY                                          11,377,381       2.9%
                                                    -----------       ---
JAPAN -- (20.6%)
    77 Bank, Ltd. (The)                      25,000     144,280       0.1%
    ABC-Mart, Inc.                              600      34,139       0.0%
    Accordia Golf Co., Ltd.                   4,100      41,700       0.0%
    Achilles Corp.                           21,000      27,437       0.0%
    Adastria Holdings Co., Ltd.               1,590      48,236       0.0%
    ADEKA Corp.                               8,100     114,249       0.1%
    Aderans Co., Ltd.                         1,300      12,260       0.0%
#   Advantest Corp.                           3,900      45,979       0.0%
    Aeon Co., Ltd.                           52,366     651,472       0.2%
    Aeon Delight Co., Ltd.                    1,500      39,724       0.0%
#   Aeon Fantasy Co., Ltd.                    1,100      17,531       0.0%
    Ahresty Corp.                             2,700      19,360       0.0%
    Ai Holdings Corp.                         2,200      40,008       0.0%
    Aica Kogyo Co., Ltd.                      3,100      71,196       0.0%
    Aichi Bank, Ltd. (The)                      700      36,613       0.0%
    Aichi Steel Corp.                        11,000      52,881       0.0%
    Aida Engineering, Ltd.                    2,800      31,921       0.0%
    Ain Pharmaciez, Inc.                      1,500      52,921       0.0%
    Air Water, Inc.                           9,000     159,843       0.1%
    Airport Facilities Co., Ltd.              4,200      23,814       0.0%
    Aisan Industry Co., Ltd.                  4,000      37,653       0.0%
    Aisin Seiki Co., Ltd.                    11,000     503,007       0.1%
    Ajinomoto Co., Inc.                       6,000     133,036       0.1%
    Akebono Brake Industry Co., Ltd.         12,600      44,097       0.0%
    Akita Bank, Ltd. (The)                   19,000      58,673       0.0%
    Alconix Corp.                             1,800      28,136       0.0%
    Alfresa Holdings Corp.                   11,200     167,851       0.1%
    Alinco, Inc.                              1,300      12,019       0.0%
#   Alpen Co., Ltd.                           1,800      29,411       0.0%
    Alpine Electronics, Inc.                  4,400      89,414       0.0%
    Alps Electric Co., Ltd.                   5,900     146,558       0.1%
    Amada Holdings Co., Ltd.                 11,000     111,004       0.0%
    Amano Corp.                               4,700      60,457       0.0%
    Amiyaki Tei Co., Ltd.                       600      23,839       0.0%
    ANA Holdings, Inc.                       17,000      47,001       0.0%
    Anest Iwata Corp.                         2,400      15,627       0.0%
    Anritsu Corp.                             9,500      68,115       0.0%
    AOKI Holdings, Inc.                       3,700      51,286       0.0%
    Aomori Bank, Ltd. (The)                  19,000      62,709       0.0%
    Aoyama Trading Co., Ltd.                  4,600     159,106       0.1%
    Aozora Bank, Ltd.                        21,000      78,549       0.0%
    Arakawa Chemical Industries, Ltd.         1,700      18,801       0.0%
    Arata Corp.                               1,000       2,719       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Arcland Sakamoto Co., Ltd.                1,200 $ 28,945       0.0%
    Arcs Co., Ltd.                            2,800   58,583       0.0%
*   Arisawa Manufacturing Co., Ltd.           3,400   28,387       0.0%
#   Artnature, Inc.                           3,000   27,906       0.0%
    As One Corp.                                800   25,684       0.0%
#   Asahi Co., Ltd.                           1,700   15,017       0.0%
    Asahi Diamond Industrial Co., Ltd.        4,400   54,092       0.0%
    Asahi Glass Co., Ltd.                    31,000  208,629       0.1%
    Asahi Holdings, Inc.                      3,000   56,452       0.0%
    Asahi Intecc Co., Ltd.                      600   36,950       0.0%
    Asahi Kasei Corp.                        56,000  527,331       0.2%
    Asahi Organic Chemicals Industry Co.,
      Ltd.                                    8,000   18,088       0.0%
    Asatsu-DK, Inc.                           2,400   65,990       0.0%
*   Ashimori Industry Co., Ltd.              11,000   14,753       0.0%
    Asics Corp.                               1,400   35,924       0.0%
#   Atom Corp.                                2,200   14,446       0.0%
    Autobacs Seven Co., Ltd.                  5,000   77,878       0.0%
#   Avex Group Holdings, Inc.                 4,000   61,735       0.0%
    Awa Bank, Ltd. (The)                     16,000   94,980       0.0%
#   Axell Corp.                               1,700   21,655       0.0%
    Axial Retailing, Inc.                       700   20,402       0.0%
    Azbil Corp.                               3,700   97,466       0.0%
    Bandai Namco Holdings, Inc.               3,600   73,956       0.0%
    Bando Chemical Industries, Ltd.           6,000   23,927       0.0%
#   Bank of Iwate, Ltd. (The)                 1,400   62,869       0.0%
    Bank of Kyoto, Ltd. (The)                19,000  207,128       0.1%
#   Bank of Nagoya, Ltd. (The)               19,000   69,843       0.0%
    Bank of Okinawa, Ltd. (The)               1,400   59,085       0.0%
    Bank of Saga, Ltd. (The)                 10,000   26,406       0.0%
    Bank of the Ryukyus, Ltd.                 3,900   56,898       0.0%
    Bank of Yokohama, Ltd. (The)             34,000  215,783       0.1%
    Belc Co., Ltd.                            1,100   32,073       0.0%
    Belluna Co., Ltd.                         4,800   23,179       0.0%
    Benefit One, Inc.                         2,600   37,803       0.0%
    Benesse Holdings, Inc.                    4,700  147,302       0.1%
#   Bic Camera, Inc.                          5,500   54,849       0.0%
    Bit-isle, Inc.                            3,400   14,870       0.0%
    BML, Inc.                                   900   27,399       0.0%
    Bookoff Corp.                             3,100   23,341       0.0%
    Brother Industries, Ltd.                 11,300  179,788       0.1%
    Bunka Shutter Co., Ltd.                   4,000   36,337       0.0%
    C Uyemura & Co., Ltd.                       300   14,868       0.0%
    Calbee, Inc.                              1,300   52,929       0.0%
    Calsonic Kansei Corp.                    16,000  116,635       0.1%
    Canon Electronics, Inc.                   1,700   34,102       0.0%
    Canon Marketing Japan, Inc.               3,200   60,111       0.0%
    Canon, Inc.                              14,800  527,690       0.2%
    Capcom Co., Ltd.                          2,700   50,293       0.0%
#   Casio Computer Co., Ltd.                  5,600  113,223       0.0%
    Cawachi, Ltd.                             1,400   22,475       0.0%
    Central Glass Co., Ltd.                  17,000   78,110       0.0%
    Central Japan Railway Co.                 1,100  196,467       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Century Tokyo Leasing Corp.               4,300 $135,772       0.1%
    Chiba Bank, Ltd. (The)                   23,000  189,024       0.1%
    Chiba Kogyo Bank, Ltd. (The)              1,000    6,908       0.0%
    Chiyoda Co., Ltd.                         2,200   47,025       0.0%
    Chiyoda Integre Co., Ltd.                 1,100   27,312       0.0%
    Chori Co., Ltd.                           1,600   25,349       0.0%
    Chubu Electric Power Co., Inc.            9,100  120,617       0.1%
    Chubu Shiryo Co., Ltd.                      800    4,800       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.            2,000    4,168       0.0%
    Chugai Pharmaceutical Co., Ltd.           1,300   39,535       0.0%
    Chugai Ro Co., Ltd.                       2,000    4,582       0.0%
    Chugoku Bank, Ltd. (The)                  9,600  154,235       0.1%
    Chugoku Electric Power Co., Inc. (The)    4,200   61,662       0.0%
    Chugoku Marine Paints, Ltd.               3,000   25,994       0.0%
    Chukyo Bank, Ltd. (The)                   5,000    9,445       0.0%
    Citizen Holdings Co., Ltd.               19,900  157,482       0.1%
    CKD Corp.                                 2,900   26,575       0.0%
    Cleanup Corp.                             2,800   22,278       0.0%
#   CMIC Holdings Co., Ltd.                   1,800   26,735       0.0%
*   CMK Corp.                                 1,500    3,748       0.0%
#   Coca-Cola East Japan Co., Ltd.            4,174   78,000       0.0%
    Coca-Cola West Co., Ltd.                  5,400   85,913       0.0%
    Cocokara fine, Inc.                       2,300   70,165       0.0%
#   COLOPL, Inc.                              1,900   38,907       0.0%
    Computer Engineering & Consulting, Ltd.   1,300    9,896       0.0%
    COMSYS Holdings Corp.                     7,500  104,488       0.0%
    CONEXIO Corp.                             4,000   39,460       0.0%
    COOKPAD, Inc.                               600   25,542       0.0%
    Corona Corp.                              1,000    9,689       0.0%
*   Cosmo Oil Co., Ltd.                      58,000   85,989       0.0%
    Cosmos Pharmaceutical Corp.                 300   40,390       0.0%
    CREATE SD HOLDINGS Co., Ltd.              1,000   43,547       0.0%
#*  CROOZ, Inc.                                 600   15,265       0.0%
#   CTI Engineering Co., Ltd.                 1,300   13,471       0.0%
*   DA Consortium, Inc.                       5,400   22,240       0.0%
    Dai Nippon Printing Co., Ltd.            15,000  154,959       0.1%
    Dai Nippon Toryo Co., Ltd.               21,000   27,302       0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)  16,100  264,618       0.1%
    Dai-ichi Seiko Co., Ltd.                  1,300   24,794       0.0%
    Daibiru Corp.                             3,500   34,367       0.0%
    Daicel Corp.                             13,000  156,730       0.1%
    Daido Kogyo Co., Ltd.                     5,000   10,913       0.0%
    Daido Metal Co., Ltd.                     3,000   32,557       0.0%
    Daido Steel Co., Ltd.                    27,000  129,103       0.1%
    Daifuku Co., Ltd.                         6,300   83,929       0.0%
    Daihen Corp.                              8,000   39,052       0.0%
    Daiichi Jitsugyo Co., Ltd.                5,000   26,365       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.      300    9,794       0.0%
    Daiichikosho Co., Ltd.                    3,500  112,881       0.0%
    Daiken Corp.                              7,000   15,907       0.0%
    Daiken Medical Co., Ltd.                  2,300   25,056       0.0%
    Daikin Industries, Ltd.                   1,900  128,001       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Daikokutenbussan Co., Ltd.                1,000 $ 41,978       0.0%
    Daikyo, Inc.                             31,000   46,642       0.0%
    Dainichiseika Color & Chemicals
      Manufacturing Co., Ltd.                 9,000   48,644       0.0%
    Daio Paper Corp.                          9,000   95,483       0.0%
    Daisan Bank, Ltd. (The)                   4,000    6,596       0.0%
    Daiseki Co., Ltd.                         1,800   32,033       0.0%
    Daishi Bank, Ltd. (The)                  26,000   98,053       0.0%
#   Daishinku Corp.                           3,000    8,106       0.0%
    Daiso Co., Ltd.                           5,000   17,488       0.0%
    Daito Pharmaceutical Co., Ltd.            1,100   21,291       0.0%
    Daito Trust Construction Co., Ltd.        1,300  151,386       0.1%
    Daiwa House Industry Co., Ltd.            9,900  221,018       0.1%
    Daiwa Securities Group, Inc.             30,000  248,874       0.1%
    Daiwabo Holdings Co., Ltd.               33,000   55,014       0.0%
    DCM Holdings Co., Ltd.                    9,800   81,728       0.0%
#   Dena Co., Ltd.                           10,500  209,748       0.1%
    Denki Kagaku Kogyo K.K.                  33,000  134,745       0.1%
    Denso Corp.                               8,200  407,095       0.1%
    Dentsu, Inc.                              2,400  111,875       0.0%
    Denyo Co., Ltd.                           2,100   31,737       0.0%
    Descente, Ltd.                            1,000   12,838       0.0%
    DIC Corp.                                71,000  214,809       0.1%
    Disco Corp.                                 900   81,960       0.0%
    DKS Co., Ltd.                             6,000   18,028       0.0%
    DMG Mori Seiki Co., Ltd.                  6,600  107,640       0.0%
    Don Quijote Holdings Co., Ltd.            1,000   76,294       0.0%
    Doshisha Co., Ltd.                        1,600   24,002       0.0%
    Doutor Nichires Holdings Co., Ltd.        2,600   49,109       0.0%
    Dowa Holdings Co., Ltd.                  15,000  134,611       0.1%
    Dr Ci:Labo Co., Ltd.                        900   33,860       0.0%
    DTS Corp.                                 1,700   34,600       0.0%
    Dunlop Sports Co., Ltd.                     400    4,151       0.0%
    Eagle Industry Co., Ltd.                  2,400   48,467       0.0%
    Earth Chemical Co., Ltd.                    700   25,738       0.0%
    East Japan Railway Co.                    2,600  229,806       0.1%
    Ebara Corp.                              26,000  115,584       0.1%
#   EDION Corp.                               9,500   69,339       0.0%
#   Ehime Bank, Ltd. (The)                   15,000   31,756       0.0%
    Eidai Co., Ltd.                           3,000   11,385       0.0%
    Eighteenth Bank, Ltd. (The)              19,000   62,195       0.0%
    Eiken Chemical Co., Ltd.                    400    7,924       0.0%
    Eizo Corp.                                1,700   37,710       0.0%
    Elecom Co., Ltd.                            700   15,763       0.0%
    Electric Power Development Co., Ltd.      2,100   70,496       0.0%
    Elematec Corp.                              600   15,162       0.0%
#   Emori Group Holdings Co., Ltd.            1,400    5,827       0.0%
    en-japan, Inc.                            1,300   19,314       0.0%
    Endo Lighting Corp.                       1,300   15,359       0.0%
    Enplas Corp.                              1,100   44,269       0.0%
    EPS Holdings, Inc.                        2,700   31,444       0.0%
#   Excel Co., Ltd.                           1,300   14,845       0.0%
    Exedy Corp.                               1,900   46,663       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Ezaki Glico Co., Ltd.                     2,000 $ 83,292       0.0%
#   F-Tech, Inc.                                400    4,119       0.0%
#   F@N Communications, Inc.                  1,400   11,645       0.0%
    FamilyMart Co., Ltd.                      3,000  129,189       0.1%
    Fancl Corp.                               1,300   16,903       0.0%
    FANUC Corp.                                 800  175,970       0.1%
    Fast Retailing Co., Ltd.                    500  196,940       0.1%
    FCC Co., Ltd.                             2,900   47,051       0.0%
    Ferrotec Corp.                            3,400   19,753       0.0%
#   FIDEA Holdings Co., Ltd.                 16,700   33,241       0.0%
#   Financial Products Group Co., Ltd.        7,800   80,567       0.0%
#   FINDEX, Inc.                              1,800   23,620       0.0%
    Foster Electric Co., Ltd.                 2,000   51,755       0.0%
#   FP Corp.                                  2,100   75,342       0.0%
    France Bed Holdings Co., Ltd.             9,000   13,466       0.0%
    Fudo Tetra Corp.                         13,200   24,956       0.0%
    Fuji Co., Ltd.                            1,600   28,623       0.0%
#   Fuji Corp., Ltd.                          3,900   21,634       0.0%
    Fuji Electric Co., Ltd.                  58,000  273,522       0.1%
    Fuji Heavy Industries, Ltd.               4,800  160,512       0.1%
    Fuji Kiko Co., Ltd.                       3,000   15,485       0.0%
#   Fuji Kyuko Co., Ltd.                      1,000    9,388       0.0%
    Fuji Media Holdings, Inc.                 3,700   51,799       0.0%
*   Fuji Oil Co., Ltd.(6581361)               8,000   28,011       0.0%
    Fuji Oil Co., Ltd.(6356848)               5,200   75,608       0.0%
    Fuji Seal International, Inc.             1,100   33,001       0.0%
    Fuji Soft, Inc.                           1,100   22,364       0.0%
    Fujibo Holdings, Inc.                     9,000   22,432       0.0%
    Fujicco Co., Ltd.                         1,000   16,886       0.0%
    FUJIFILM Holdings Corp.                   6,900  259,902       0.1%
    Fujikura Kasei Co., Ltd.                  3,000   13,977       0.0%
#   Fujikura Rubber, Ltd.                     2,100   12,883       0.0%
    Fujikura, Ltd.                           29,000  138,123       0.1%
    Fujimi, Inc.                              1,800   30,439       0.0%
    Fujimori Kogyo Co., Ltd.                  1,100   34,603       0.0%
*   Fujisash Co., Ltd.                       13,200   16,466       0.0%
    Fujita Kanko, Inc.                        7,000   27,703       0.0%
    Fujitec Co., Ltd.                         6,600   71,764       0.0%
    Fujitsu Frontech, Ltd.                    1,500   18,588       0.0%
    Fujitsu General, Ltd.                     7,000  100,820       0.0%
    Fujitsu, Ltd.                            25,000  165,709       0.1%
    FuKoKu Co., Ltd.                          1,300   12,564       0.0%
    Fukuda Corp.                              2,000   12,884       0.0%
    Fukui Bank, Ltd. (The)                   16,000   35,988       0.0%
    Fukuoka Financial Group, Inc.            19,000  109,160       0.0%
    Fukushima Bank, Ltd. (The)               22,000   17,257       0.0%
    Fukushima Industries Corp.                1,100   18,478       0.0%
#   Fukuyama Transporting Co., Ltd.          11,000   62,330       0.0%
#   Furukawa Battery Co., Ltd. (The)          4,000   29,440       0.0%
    Furukawa Electric Co., Ltd.              52,000   95,310       0.0%
    Furuno Electric Co., Ltd.                 2,100   17,041       0.0%
    Furusato Industries, Ltd.                   800   12,150       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Fuso Chemical Co., Ltd.                   1,000 $ 11,693       0.0%
    Fuso Pharmaceutical Industries, Ltd.      1,000    2,604       0.0%
*   Futaba Industrial Co., Ltd.               5,000   25,124       0.0%
    Future Architect, Inc.                    2,100   12,684       0.0%
    G-Tekt Corp.                              2,200   21,162       0.0%
    Gakken Holdings Co., Ltd.                 8,000   16,904       0.0%
    GCA Savvian Corp.                         2,700   28,838       0.0%
    Gecoss Corp.                              1,500   18,389       0.0%
    Geo Holdings Corp.                        4,000   43,447       0.0%
#   GLOBERIDE, Inc.                          18,000   29,676       0.0%
    Glory, Ltd.                               4,600  127,316       0.1%
    GMO internet, Inc.                        4,200   52,799       0.0%
    GMO Payment Gateway, Inc.                 1,000   25,687       0.0%
    Godo Steel, Ltd.                         12,000   19,429       0.0%
    Goldcrest Co., Ltd.                       1,000   19,654       0.0%
#   Gree, Inc.                                9,900   63,919       0.0%
    GS Yuasa Corp.                           37,000  173,947       0.1%
    Gulliver International Co., Ltd.          3,200   25,031       0.0%
    Gun-Ei Chemical Industry Co., Ltd.        8,000   22,629       0.0%
#   GungHo Online Entertainment, Inc.         7,400   30,378       0.0%
    Gunma Bank, Ltd. (The)                   23,000  162,869       0.1%
    Gunze, Ltd.                              14,000   37,642       0.0%
    Gurunavi, Inc.                              800   14,805       0.0%
    H-One Co., Ltd.                           3,000   18,462       0.0%
    H2O Retailing Corp.                       5,360   96,441       0.0%
    Hachijuni Bank, Ltd. (The)               25,000  194,893       0.1%
    Hakuhodo DY Holdings, Inc.                7,500   80,262       0.0%
    Hakuto Co., Ltd.                          1,700   20,657       0.0%
    Hamakyorex Co., Ltd.                      1,000   37,276       0.0%
    Hamamatsu Photonics K.K.                  2,400   70,004       0.0%
    Hankyu Hanshin Holdings, Inc.            54,000  325,948       0.1%
    Hanwa Co., Ltd.                          22,000   90,950       0.0%
    Happinet Corp.                            1,300   14,988       0.0%
    Harmonic Drive Systems, Inc.              1,800   38,015       0.0%
    Haseko Corp.                              9,400   92,818       0.0%
    Hazama Ando Corp.                        14,800   83,975       0.0%
    Heiwa Real Estate Co., Ltd.               3,700   50,215       0.0%
    Heiwado Co., Ltd.                         2,800   67,240       0.0%
    HI-LEX Corp.                              1,300   41,607       0.0%
    Hiday Hidaka Corp.                        1,320   32,089       0.0%
#   Higashi Nihon House Co., Ltd.             5,000   23,324       0.0%
    Higashi-Nippon Bank, Ltd. (The)          13,000   45,961       0.0%
    Higo Bank, Ltd. (The)                    18,000  115,691       0.1%
    Hikari Tsushin, Inc.                        500   33,371       0.0%
    Hioki EE Corp.                              300    5,925       0.0%
    Hiramatsu, Inc.                           3,100   16,388       0.0%
    Hiroshima Bank, Ltd. (The)               29,000  169,384       0.1%
#   HIS Co., Ltd.                             2,400   79,998       0.0%
    Hisamitsu Pharmaceutical Co., Inc.        1,500   64,641       0.0%
    Hitachi Koki Co., Ltd.                    4,500   37,009       0.0%
    Hitachi Kokusai Electric, Inc.            5,000   69,254       0.0%
    Hitachi Zosen Corp.                      10,400   57,334       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
JAPAN -- (Continued)
#   Hochiki Corp.                             2,000 $   14,096       0.0%
    Hogy Medical Co., Ltd.                    1,100     52,960       0.0%
*   Hokkaido Electric Power Co., Inc.         5,900     54,413       0.0%
    Hokkoku Bank, Ltd. (The)                 21,000     76,068       0.0%
    Hokuetsu Bank, Ltd. (The)                16,000     32,138       0.0%
    Hokuetsu Industries Co., Ltd.             1,200      9,654       0.0%
    Hokuetsu Kishu Paper Co., Ltd.            7,000     38,077       0.0%
    Hokuhoku Financial Group, Inc.           72,000    172,183       0.1%
#   Hokuriku Electric Industry Co., Ltd.     10,000     15,759       0.0%
    Hokuriku Electric Power Co.               5,300     78,353       0.0%
    Hokuto Corp.                              1,700     30,531       0.0%
    Honda Motor Co., Ltd.                    42,500  1,424,828       0.4%
    Honeys Co., Ltd.                            950      8,575       0.0%
    Hoosiers Holdings                         5,200     25,030       0.0%
    Horiba, Ltd.                              2,500     93,878       0.0%
    Hoshizaki Electric Co., Ltd.                700     41,182       0.0%
    Hosokawa Micron Corp.                     1,000      5,206       0.0%
    House Foods Group, Inc.                   4,400     89,853       0.0%
    Hoya Corp.                                2,900    111,769       0.0%
    Hyakugo Bank, Ltd. (The)                 15,000     73,739       0.0%
    Hyakujushi Bank, Ltd. (The)              20,000     68,655       0.0%
    I-Net Corp.                               1,300     10,428       0.0%
    Ibiden Co., Ltd.                         10,600    185,390       0.1%
    Ichibanya Co., Ltd.                         100      4,493       0.0%
    ICHINEN HOLDINGS Co., Ltd.                1,300     11,669       0.0%
    Ichiyoshi Securities Co., Ltd.            4,900     52,608       0.0%
    Idec Corp.                                2,000     18,100       0.0%
    Idemitsu Kosan Co., Ltd.                  7,200    139,477       0.1%
    Ihara Chemical Industry Co., Ltd.         3,000     39,130       0.0%
    IHI Corp.                                35,000    160,462       0.1%
    Iida Group Holdings Co., Ltd.             4,740     63,619       0.0%
    Iino Kaiun Kaisha, Ltd.                   7,500     39,450       0.0%
    Ikyu Corp.                                2,000     39,029       0.0%
#   Imasen Electric Industrial                1,900     23,550       0.0%
    Inaba Denki Sangyo Co., Ltd.              1,700     61,467       0.0%
    Inabata & Co., Ltd.                       3,600     37,871       0.0%
    Inageya Co., Ltd.                         1,300     14,598       0.0%
    Ines Corp.                                3,800     36,052       0.0%
    Infocom Corp.                             2,400     20,358       0.0%
    Information Services
      International-Dentsu, Ltd.              1,400     14,456       0.0%
    Intage Holdings, Inc.                       800     14,192       0.0%
    Internet Initiative Japan, Inc.           3,300     55,797       0.0%
    Iriso Electronics Co., Ltd.               1,100     76,339       0.0%
#   Iseki & Co., Ltd.                        16,000     33,088       0.0%
    Isetan Mitsukoshi Holdings, Ltd.          7,300    118,112       0.1%
*   Ishihara Sangyo Kaisha, Ltd.             18,000     17,863       0.0%
    IT Holdings Corp.                         5,400    106,336       0.0%
#   Ito En, Ltd.                              4,500     93,503       0.0%
    ITOCHU Corp.                             35,300    434,651       0.1%
    Itochu Enex Co., Ltd.                     6,700     60,503       0.0%
    Itochu Techno-Solutions Corp.             3,400     77,431       0.0%
    Itoham Foods, Inc.                       13,000     70,226       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Itoki Corp.                               2,100 $ 12,442       0.0%
    IwaiCosmo Holdings, Inc.                  1,900   25,485       0.0%
#   Iwasaki Electric Co., Ltd.               11,000   25,399       0.0%
#   Iwatani Corp.                            21,000  142,033       0.1%
    Iyo Bank, Ltd. (The)                     14,300  178,135       0.1%
    Izumi Co., Ltd.                           2,200   87,133       0.0%
    J Front Retailing Co., Ltd.              12,800  213,295       0.1%
    J-Oil Mills, Inc.                        11,000   37,192       0.0%
    Jamco Corp.                                 400   11,427       0.0%
    Japan Airlines Co., Ltd.                  1,700   56,682       0.0%
    Japan Airport Terminal Co., Ltd.            500   28,147       0.0%
    Japan Aviation Electronics Industry,
      Ltd.                                    2,000   48,044       0.0%
#*  Japan Communications, Inc.                6,500   23,845       0.0%
#   Japan Drilling Co., Ltd.                    600   20,152       0.0%
    Japan Exchange Group, Inc.                4,800  138,682       0.1%
    Japan Pulp & Paper Co., Ltd.              2,000    5,487       0.0%
    Japan Radio Co., Ltd.                     6,000   22,581       0.0%
#   Japan Steel Works, Ltd. (The)            25,000  115,373       0.1%
    Japan Vilene Co., Ltd.                    3,000   15,074       0.0%
    Japan Wool Textile Co., Ltd. (The)        5,000   37,585       0.0%
    JCU Corp.                                   400   16,696       0.0%
    Jeol, Ltd.                                7,000   35,434       0.0%
    JFE Holdings, Inc.                       11,200  252,838       0.1%
    JGC Corp.                                 7,000  145,676       0.1%
    Jin Co., Ltd.                               600   23,084       0.0%
    Joban Kosan Co., Ltd.                    17,000   21,849       0.0%
    Joshin Denki Co., Ltd.                    2,000   16,045       0.0%
    Jowa Holdings Co., Ltd.                   1,400   56,761       0.0%
    Joyo Bank, Ltd. (The)                    19,000  103,929       0.0%
#   JP-Holdings, Inc.                         7,900   22,628       0.0%
    JSP Corp.                                 1,200   22,733       0.0%
    JSR Corp.                                 5,700   97,227       0.0%
    JTEKT Corp.                              12,800  218,006       0.1%
    Juki Corp.                               11,000   32,534       0.0%
    Juroku Bank, Ltd. (The)                  26,000  103,509       0.0%
    JVC Kenwood Corp.                        14,000   42,524       0.0%
    JX Holdings, Inc.                        75,400  328,343       0.1%
    K&O Energy Group, Inc.                      500    6,269       0.0%
#   K's Holdings Corp.                        3,300  110,186       0.0%
    kabu.com Securities Co., Ltd.            10,100   73,713       0.0%
*   Kadokawa Dwango                           1,485   23,371       0.0%
    Kaga Electronics Co., Ltd.                1,200   14,500       0.0%
    Kagoshima Bank, Ltd. (The)               15,000  107,970       0.0%
    Kajima Corp.                             19,000   90,760       0.0%
#   Kakaku.com, Inc.                          3,000   46,524       0.0%
    Kameda Seika Co., Ltd.                      500   20,363       0.0%
    Kamei Corp.                               1,000    7,331       0.0%
    Kamigumi Co., Ltd.                       16,000  160,194       0.1%
    Kanamoto Co., Ltd.                        3,500  102,371       0.0%
    Kandenko Co., Ltd.                       11,000   69,788       0.0%
    Kaneka Corp.                             21,000  146,410       0.1%
    Kanematsu Corp.                          41,000   64,422       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
*   Kansai Electric Power Co., Inc. (The)      8,900 $ 89,444       0.0%
    Kansai Paint Co., Ltd.                     3,000   53,476       0.0%
    Kansai Urban Banking Corp.                 2,600   28,431       0.0%
    Kanto Denka Kogyo Co., Ltd.                8,000   49,866       0.0%
    Kao Corp.                                  4,200  201,134       0.1%
    Kasai Kogyo Co., Ltd.                        100      855       0.0%
#   Katakura Industries Co., Ltd.              2,500   26,967       0.0%
    Kato Sangyo Co., Ltd.                      1,500   31,749       0.0%
    Kato Works Co., Ltd.                       6,000   38,430       0.0%
    KAWADA TECHNOLOGIES, Inc.                    700   21,842       0.0%
    Kawasaki Heavy Industries, Ltd.           37,000  190,693       0.1%
    Kawasaki Kisen Kaisha, Ltd.               70,000  180,818       0.1%
    KDDI Corp.                                23,400  553,699       0.2%
    Keihan Electric Railway Co., Ltd.         27,000  156,596       0.1%
    Keihanshin Building Co., Ltd.              2,700   15,944       0.0%
    Keihin Corp.                               3,900   63,880       0.0%
    Keikyu Corp.                               7,000   55,644       0.0%
    Keio Corp.                                 7,000   54,065       0.0%
    Keisei Electric Railway Co., Ltd.          7,000   82,975       0.0%
    Keiyo Bank, Ltd. (The)                    25,000  147,984       0.1%
#   Keiyo Co., Ltd.                            2,800   13,063       0.0%
    Kenko Mayonnaise Co., Ltd.                 1,000   13,765       0.0%
    Kewpie Corp.                               4,900  119,553       0.1%
    KEY Coffee, Inc.                           1,600   24,182       0.0%
    Keyence Corp.                                200  106,770       0.0%
    Kikkoman Corp.                             1,000   28,519       0.0%
    Kimoto Co., Ltd.                           4,300   10,602       0.0%
#*  Kintetsu Department Store Co., Ltd.        3,000    8,217       0.0%
    Kintetsu Group Holdings Co., Ltd.         23,000   81,459       0.0%
    Kintetsu World Express, Inc.                 800   36,850       0.0%
#   Kinugawa Rubber Industrial Co., Ltd.       6,000   27,592       0.0%
    Kita-Nippon Bank, Ltd. (The)               1,200   32,907       0.0%
    Kitagawa Iron Works Co., Ltd.              3,000    6,323       0.0%
    Kitano Construction Corp.                  4,000   11,996       0.0%
#   Kito Corp.                                 1,600   15,575       0.0%
    Kitz Corp.                                10,900   55,279       0.0%
    Kiyo Bank, Ltd. (The)                        900   12,906       0.0%
*   KNT-CT Holdings Co., Ltd.                 13,000   18,356       0.0%
    Koa Corp.                                  2,600   26,633       0.0%
    Koatsu Gas Kogyo Co., Ltd.                 1,000    5,206       0.0%
    Kobayashi Pharmaceutical Co., Ltd.           700   49,048       0.0%
    Kobe Steel, Ltd.                         241,000  438,039       0.1%
    Kohnan Shoji Co., Ltd.                     1,000   11,154       0.0%
    Koito Manufacturing Co., Ltd.              3,400  118,974       0.1%
    Kokuyo Co., Ltd.                           6,600   60,288       0.0%
#   KOMAIHALTEC, Inc.                          5,000   10,580       0.0%
    Komatsu, Ltd.                             21,900  440,609       0.1%
    Komeri Co., Ltd.                           2,500   56,261       0.0%
    Konaka Co., Ltd.                           1,800   10,812       0.0%
    Konami Corp.                               6,200  113,783       0.0%
    Kondotec, Inc.                             3,600   23,360       0.0%
    Konica Minolta, Inc.                      24,400  269,427       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Konishi Co., Ltd.                         1,300 $ 22,792       0.0%
    Kose Corp.                                1,100   71,734       0.0%
    Krosaki Harima Corp.                     11,000   23,413       0.0%
    Kubota Corp.                             13,000  203,463       0.1%
    Kubota Corp. Sponsored ADR                  196   15,259       0.0%
    Kumiai Chemical Industry Co., Ltd.        3,000   26,491       0.0%
#   Kura Corp.                                  400   15,427       0.0%
    Kurabo Industries, Ltd.                  23,000   40,305       0.0%
    Kuraray Co., Ltd.                        10,100  136,580       0.1%
#   Kureha Corp.                             12,000   54,919       0.0%
    Kurimoto, Ltd.                           13,000   24,969       0.0%
    Kurita Water Industries, Ltd.             5,900  153,308       0.1%
    Kuroda Electric Co., Ltd.                 3,800   68,312       0.0%
    KYB Co., Ltd.                            16,000   60,750       0.0%
    Kyocera Corp.                             4,600  240,127       0.1%
#   Kyodo Printing Co., Ltd.                  9,000   27,942       0.0%
    Kyoei Steel, Ltd.                         2,200   36,036       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.          2,300   25,584       0.0%
    Kyokuto Securities Co., Ltd.              2,200   32,884       0.0%
#   Kyokuyo Co., Ltd.                        10,000   23,069       0.0%
    KYORIN Holdings, Inc.                     3,600   82,806       0.0%
    Kyoritsu Maintenance Co., Ltd.            1,440   69,554       0.0%
    Kyosan Electric Manufacturing Co., Ltd.   6,000   18,961       0.0%
#   Kyoto Kimono Yuzen Co., Ltd.              1,300   11,179       0.0%
    Kyowa Electronics Instruments Co., Ltd.   5,000   20,397       0.0%
    Kyowa Exeo Corp.                          7,100   82,832       0.0%
    Kyowa Hakko Kirin Co., Ltd.               5,000   73,194       0.0%
    Kyudenko Corp.                            4,000   53,188       0.0%
*   Kyushu Electric Power Co., Inc.           6,900   73,589       0.0%
    Lasertec Corp.                            2,900   40,487       0.0%
    Lawson, Inc.                              1,200   86,292       0.0%
*   Leopalace21 Corp.                        15,600   89,972       0.0%
    Life Corp.                                1,100   19,181       0.0%
    Lintec Corp.                              4,000   98,119       0.0%
    Lion Corp.                               11,000   67,420       0.0%
#   LIXIL Group Corp.                         8,800  183,423       0.1%
    M3, Inc.                                  3,200   60,466       0.0%
*   Macnica Fuji Electronics Holdings, Inc.   3,750   46,200       0.0%
    Maeda Corp.                               6,000   43,649       0.0%
#   Maeda Kosen Co., Ltd.                     2,000   18,752       0.0%
    Maeda Road Construction Co., Ltd.         5,000   82,403       0.0%
    Makino Milling Machine Co., Ltd.          9,000   82,203       0.0%
    Makita Corp.                              3,900  194,627       0.1%
    Mandom Corp.                              1,000   38,544       0.0%
    Mani, Inc.                                  400   26,773       0.0%
    Mars Engineering Corp.                    1,000   17,706       0.0%
    Marubeni Corp.                           40,400  250,159       0.1%
    Marubun Corp.                             1,500    9,736       0.0%
    Marudai Food Co., Ltd.                    6,000   21,597       0.0%
    Maruha Nichiro Corp.                      1,500   20,822       0.0%
    Marui Group Co., Ltd.                    14,100  153,924       0.1%
    Marusan Securities Co., Ltd.              5,000   49,948       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Maruwa Co., Ltd.                          1,000 $ 22,659       0.0%
    Maruyama Manufacturing Co., Inc.          6,000   11,858       0.0%
    Maruzen Showa Unyu Co., Ltd.              6,000   20,632       0.0%
#   Marvelous, Inc.                           1,500   19,963       0.0%
    Matsuda Sangyo Co., Ltd.                    400    5,138       0.0%
    Matsui Construction Co., Ltd.             3,000   16,862       0.0%
    Matsui Securities Co., Ltd.               3,600   33,449       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.       2,800  101,951       0.0%
#   Matsuya Foods Co., Ltd.                     300    5,969       0.0%
    Max Co., Ltd.                             1,000   11,297       0.0%
    Maxvalu Nishinihon Co., Ltd.                900   11,794       0.0%
    Maxvalu Tokai Co., Ltd.                   1,100   15,825       0.0%
    Mazda Motor Corp.                         7,300  143,095       0.1%
#   McDonald's Holdings Co. Japan, Ltd.       1,500   32,566       0.0%
    Medipal Holdings Corp.                    9,200  125,511       0.1%
*   Megachips Corp.                           1,600   18,862       0.0%
    Megmilk Snow Brand Co., Ltd.              3,900   46,766       0.0%
    Meidensha Corp.                          17,000   56,369       0.0%
    MEIJI Holdings Co., Ltd.                    800   91,904       0.0%
    Meiko Network Japan Co., Ltd.             1,300   16,071       0.0%
    Meisei Industrial Co., Ltd.               4,000   21,856       0.0%
    Meitec Corp.                              1,000   32,203       0.0%
#   Meiwa Corp.                               6,500   23,521       0.0%
#   Melco Holdings, Inc.                      2,100   43,324       0.0%
    Message Co., Ltd.                           700   21,702       0.0%
#   Michinoku Bank, Ltd. (The)               12,000   21,423       0.0%
#   Micronics Japan Co., Ltd.                   500   15,294       0.0%
    Mie Bank, Ltd. (The)                      6,000   13,851       0.0%
    Milbon Co., Ltd.                            540   17,130       0.0%
    Mimasu Semiconductor Industry Co., Ltd.   2,400   27,501       0.0%
    Minato Bank, Ltd. (The)                   9,000   22,147       0.0%
    Minebea Co., Ltd.                         7,000  107,332       0.0%
    Ministop Co., Ltd.                        1,400   20,758       0.0%
    Miraca Holdings, Inc.                     2,700  135,835       0.1%
    Mirait Holdings Corp.                     5,700   64,414       0.0%
#   Misawa Homes Co., Ltd.                    3,600   31,803       0.0%
    MISUMI Group, Inc.                        1,100   41,281       0.0%
    Mitani Corp.                              1,300   28,028       0.0%
    Mito Securities Co., Ltd.                 3,000   11,260       0.0%
    Mitsuba Corp.                             3,300   69,554       0.0%
    Mitsubishi Corp.                         21,800  470,372       0.1%
    Mitsubishi Electric Corp.                21,000  274,254       0.1%
    Mitsubishi Estate Co., Ltd.               5,000  117,686       0.1%
    Mitsubishi Gas Chemical Co., Inc.        26,000  145,282       0.1%
    Mitsubishi Heavy Industries, Ltd.        81,000  448,798       0.1%
    Mitsubishi Logistics Corp.                7,000  108,281       0.0%
    Mitsubishi Materials Corp.               53,000  190,799       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.     2,600   14,700       0.0%
*   Mitsubishi Paper Mills, Ltd.             32,000   24,559       0.0%
    Mitsubishi Pencil Co., Ltd.               1,000   37,810       0.0%
    Mitsubishi Research Institute, Inc.         500   11,445       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd. 14,000   31,718       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Mitsubishi UFJ Financial Group, Inc.     312,100 $2,217,268       0.6%
    Mitsuboshi Belting Co., Ltd.               3,000     24,056       0.0%
    Mitsui & Co., Ltd.                        26,800    374,828       0.1%
    Mitsui Chemicals, Inc.                    65,000    214,889       0.1%
    Mitsui Fudosan Co., Ltd.                   5,000    148,221       0.1%
    Mitsui High-Tec, Inc.                      2,700     20,315       0.0%
    Mitsui Home Co., Ltd.                      3,000     13,056       0.0%
    Mitsui Matsushima Co., Ltd.               28,000     30,379       0.0%
    Mitsui Mining & Smelting Co., Ltd.        64,000    152,062       0.1%
#   Mitsui OSK Lines, Ltd.                    38,000    134,167       0.1%
    Mitsui Sugar Co., Ltd.                     9,000     32,433       0.0%
    Mitsui-Soko Holdings Co., Ltd.             8,000     28,032       0.0%
    Miura Co., Ltd.                            5,000     56,130       0.0%
#   Miyaji Engineering Group, Inc.            15,000     24,790       0.0%
    Miyazaki Bank, Ltd. (The)                 14,000     55,659       0.0%
    Miyoshi Oil & Fat Co., Ltd.                7,000      8,411       0.0%
    Mizuho Financial Group, Inc.             616,499  1,175,219       0.3%
    Mizuno Corp.                               6,000     31,218       0.0%
    Monex Group, Inc.                         17,100     46,476       0.0%
    MonotaRO Co., Ltd.                         1,100     37,849       0.0%
    MORESCO Corp.                              1,700     30,612       0.0%
    Morinaga & Co., Ltd.                      15,000     50,288       0.0%
    Morinaga Milk Industry Co., Ltd.          19,000     70,406       0.0%
    Morita Holdings Corp.                      2,000     18,688       0.0%
    MS&AD Insurance Group Holdings, Inc.       7,600    217,489       0.1%
    MTI, Ltd.                                  5,800     41,434       0.0%
    Murata Manufacturing Co., Ltd.             1,400    197,280       0.1%
    Musashi Seimitsu Industry Co., Ltd.        2,200     46,566       0.0%
    Musashino Bank, Ltd. (The)                 2,600     94,134       0.0%
    Nabtesco Corp.                             3,300     90,763       0.0%
#   NAC Co., Ltd.                              1,500     12,714       0.0%
    Nachi-Fujikoshi Corp.                     21,000    122,790       0.1%
    Nafco Co., Ltd.                            1,700     24,585       0.0%
#   Nagano Bank, Ltd. (The)                   10,000     16,814       0.0%
    Nagase & Co., Ltd.                         6,300     83,261       0.0%
#   Nagoya Railroad Co., Ltd.                 10,000     39,500       0.0%
    Nakamuraya Co., Ltd.                       2,000      8,152       0.0%
    Nakanishi, Inc.                              500     18,527       0.0%
*   Nakayama Steel Works, Ltd.                30,000     23,520       0.0%
    Nankai Electric Railway Co., Ltd.         18,000     86,049       0.0%
    Nanto Bank, Ltd. (The)                    14,000     50,610       0.0%
    NEC Corp.                                159,000    528,995       0.2%
    NEC Networks & System Integration Corp.    2,700     57,858       0.0%
    NET One Systems Co., Ltd.                  5,800     41,655       0.0%
    Neturen Co., Ltd.                          2,500     18,612       0.0%
    Nexon Co., Ltd.                            5,400     68,877       0.0%
#   Next Co., Ltd.                             3,200     31,163       0.0%
    NGK Insulators, Ltd.                       3,000     67,391       0.0%
    NGK Spark Plug Co., Ltd.                   4,000    112,013       0.0%
    NH Foods, Ltd.                             5,000    109,243       0.0%
    NHK Spring Co., Ltd.                      14,400    164,859       0.1%
    Nice Holdings, Inc.                        2,000      3,228       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Nichi-iko Pharmaceutical Co., Ltd.        2,700 $ 56,837       0.0%
#   Nichias Corp.                            11,000   66,376       0.0%
    Nichicon Corp.                            3,100   28,599       0.0%
    Nichiha Corp.                             2,000   22,187       0.0%
#   Nichii Gakkan Co.                         3,900   36,212       0.0%
    Nichirei Corp.                           24,000  126,683       0.1%
    Nichireki Co., Ltd.                       2,000   17,837       0.0%
    Nidec Corp.                               1,600  119,688       0.1%
    Nidec Corp. ADR                             776   14,488       0.0%
    Nifco, Inc.                               2,800   99,165       0.0%
    NIFTY Corp.                               1,000   12,737       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                 500    4,134       0.0%
    Nihon Kohden Corp.                        2,800   73,574       0.0%
    Nihon M&A Center, Inc.                    1,500   52,199       0.0%
    Nihon Nohyaku Co., Ltd.                   4,200   44,096       0.0%
    Nihon Parkerizing Co., Ltd.               6,200   70,487       0.0%
    Nihon Trim Co., Ltd.                        700   21,528       0.0%
    Nihon Unisys, Ltd.                        6,100   57,889       0.0%
    Nihon Yamamura Glass Co., Ltd.            7,000   10,308       0.0%
    Nikkiso Co., Ltd.                         5,700   53,320       0.0%
    Nikko Co., Ltd.                           5,000   20,651       0.0%
    Nikon Corp.                               9,800  139,341       0.1%
    Nippo Corp.                               7,000  117,068       0.1%
    Nippon Beet Sugar Manufacturing Co.,
      Ltd.                                    3,000    4,966       0.0%
    Nippon Carbide Industries Co., Inc.       9,000   17,527       0.0%
    Nippon Carbon Co., Ltd.                  18,000   55,722       0.0%
*   Nippon Chemi-Con Corp.                   11,000   33,168       0.0%
#   Nippon Chemical Industrial Co., Ltd.     18,000   39,854       0.0%
    Nippon Chemiphar Co., Ltd.                5,000   24,881       0.0%
    Nippon Coke & Engineering Co., Ltd.      19,000   18,513       0.0%
#   Nippon Concrete Industries Co., Ltd.      5,000   20,251       0.0%
    Nippon Denko Co., Ltd.                    8,000   19,603       0.0%
    Nippon Densetsu Kogyo Co., Ltd.           2,600   43,660       0.0%
    Nippon Electric Glass Co., Ltd.          26,000  147,853       0.1%
    Nippon Express Co., Ltd.                 26,000  149,252       0.1%
    Nippon Flour Mills Co., Ltd.              9,000   44,408       0.0%
    Nippon Gas Co., Ltd.                      2,200   54,864       0.0%
    Nippon Hume Corp.                         4,000   27,517       0.0%
    Nippon Koei Co., Ltd.                     7,000   29,428       0.0%
    Nippon Konpo Unyu Soko Co., Ltd.          4,300   75,771       0.0%
    Nippon Light Metal Holdings Co., Ltd.    37,200   57,628       0.0%
    Nippon Paper Industries Co., Ltd.         8,100  141,248       0.1%
    Nippon Parking Development Co., Ltd.     20,100   30,346       0.0%
    Nippon Pillar Packing Co., Ltd.           2,000   17,717       0.0%
    Nippon Piston Ring Co., Ltd.              5,000   10,222       0.0%
    Nippon Road Co., Ltd. (The)               5,000   26,978       0.0%
#   Nippon Sharyo, Ltd.                       5,000   14,416       0.0%
*   Nippon Sheet Glass Co., Ltd.             65,000   65,847       0.0%
    Nippon Shinyaku Co., Ltd.                 1,000   33,434       0.0%
    Nippon Shokubai Co., Ltd.                 9,000  124,260       0.1%
    Nippon Signal Co., Ltd. (The)             3,500   33,516       0.0%
    Nippon Soda Co., Ltd.                    16,000   99,960       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Nippon Steel & Sumikin Bussan Corp.       13,000 $ 44,284       0.0%
    Nippon Steel & Sumikin Texeng Co., Ltd.    4,000   21,591       0.0%
    Nippon Steel & Sumitomo Metal Corp.      172,000  447,409       0.1%
    Nippon Suisan Kaisha, Ltd.                32,300   98,059       0.0%
    Nippon Synthetic Chemical Industry Co.,
      Ltd. (The)                               3,000   20,996       0.0%
    Nippon Telegraph & Telephone Corp.         2,800  189,070       0.1%
    Nippon Telegraph & Telephone Corp. ADR     1,189   40,046       0.0%
    Nippon Thompson Co., Ltd.                  7,000   39,881       0.0%
    Nippon Valqua Industries, Ltd.             8,000   20,765       0.0%
#*  Nippon Yakin Kogyo Co., Ltd.               8,600   17,168       0.0%
    Nippon Yusen K.K.                         66,000  207,471       0.1%
    Nishi-Nippon City Bank, Ltd. (The)        42,000  133,831       0.1%
    Nishi-Nippon Railroad Co., Ltd.           21,000   92,087       0.0%
    Nishikawa Rubber Co., Ltd.                   400    6,499       0.0%
    Nishimatsu Construction Co., Ltd.         15,000   55,245       0.0%
#   Nishimatsuya Chain Co., Ltd.               1,400   13,010       0.0%
    Nishio Rent All Co., Ltd.                    800   22,776       0.0%
    Nissan Chemical Industries, Ltd.           6,500  128,816       0.1%
    Nissan Shatai Co., Ltd.                    6,800   87,534       0.0%
    Nissei ASB Machine Co., Ltd.               1,500   28,790       0.0%
    Nissei Plastic Industrial Co., Ltd.        2,700   28,373       0.0%
    Nissha Printing Co., Ltd.                  2,500   48,410       0.0%
    Nisshin Oillio Group, Ltd. (The)           6,000   22,065       0.0%
    Nisshin Seifun Group, Inc.                14,040  163,737       0.1%
    Nisshin Steel Co., Ltd.                    8,100  107,956       0.0%
    Nisshinbo Holdings, Inc.                  11,000  113,938       0.0%
    Nissin Corp.                              10,000   26,795       0.0%
    Nissin Electric Co., Ltd.                  5,000   32,750       0.0%
    Nissin Foods Holdings Co., Ltd.            1,100   52,741       0.0%
    Nissin Kogyo Co., Ltd.                     3,000   49,447       0.0%
    Nitori Holdings Co., Ltd.                  1,100   84,600       0.0%
    Nitta Corp.                                  700   19,182       0.0%
    Nittetsu Mining Co., Ltd.                  6,000   23,822       0.0%
*   Nitto Boseki Co., Ltd.                     5,000   19,055       0.0%
    Nitto Denko Corp.                          3,300  211,482       0.1%
    Nitto Kogyo Corp.                          2,700   48,877       0.0%
    Nitto Kohki Co., Ltd.                      1,300   26,312       0.0%
#   Nittoc Construction Co., Ltd.              6,700   29,775       0.0%
    Nittoku Engineering Co., Ltd.                500    6,069       0.0%
    NOF Corp.                                 11,000   84,628       0.0%
    Nohmi Bosai, Ltd.                          1,000   12,565       0.0%
    NOK Corp.                                  3,900  122,559       0.1%
    Nomura Co., Ltd.                           1,300   13,902       0.0%
    Nomura Holdings, Inc.                     54,500  353,564       0.1%
    Nomura Real Estate Holdings, Inc.         10,000  203,270       0.1%
    Nomura Research Institute, Ltd.            2,300   90,764       0.0%
    Noritake Co., Ltd.                        10,000   23,615       0.0%
    Noritz Corp.                               2,500   42,799       0.0%
    North Pacific Bank, Ltd.                  35,700  140,983       0.1%
    NS Solutions Corp.                         1,500   50,327       0.0%
    NS United Kaiun Kaisha, Ltd.              11,000   26,386       0.0%
    NSD Co., Ltd.                              1,100   15,949       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    NSK, Ltd.                                12,000 $187,414       0.1%
    NTN Corp.                                45,000  245,634       0.1%
    NTT Data Corp.                            3,100  138,706       0.1%
    NTT DOCOMO, Inc.                         55,700  986,585       0.3%
    NTT Urban Development Corp.               5,400   56,220       0.0%
#   Nuflare Technology, Inc.                    500   21,284       0.0%
    Obara Group, Inc.                           500   29,416       0.0%
    Obayashi Corp.                           14,000   93,513       0.0%
    Obayashi Road Corp.                       5,000   31,430       0.0%
    Obic Co., Ltd.                            1,300   54,380       0.0%
    Odakyu Electric Railway Co., Ltd.        10,000  100,625       0.0%
    Odelic Co., Ltd.                            700   19,145       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)          28,000   94,375       0.0%
    Ohashi Technica, Inc.                     1,900   24,825       0.0%
    Ohsho Food Service Corp.                    700   24,869       0.0%
    Oiles Corp.                               1,740   33,163       0.0%
#   Oita Bank, Ltd. (The)                    17,000   66,490       0.0%
    Oji Holdings Corp.                       47,000  209,029       0.1%
    Okabe Co., Ltd.                           2,800   24,343       0.0%
    Okamura Corp.                             4,000   31,180       0.0%
    Oki Electric Industry Co., Ltd.          29,000   59,410       0.0%
    Okinawa Cellular Telephone Co.            1,000   30,554       0.0%
    Okinawa Electric Power Co., Inc. (The)    1,000   37,993       0.0%
    OKK Corp.                                18,000   24,088       0.0%
    OKUMA Corp.                              10,000  108,347       0.0%
    Okumura Corp.                            11,000   52,691       0.0%
    Okura Industrial Co., Ltd.                8,000   24,644       0.0%
    Okuwa Co., Ltd.                           2,000   16,460       0.0%
*   Olympus Corp.                             2,000   72,020       0.0%
    Omron Corp.                               4,300  197,448       0.1%
#   Onoken Co., Ltd.                          1,700   15,218       0.0%
    Onward Holdings Co., Ltd.                13,000   87,430       0.0%
    Optex Co., Ltd.                           1,500   32,124       0.0%
    Oracle Corp. Japan                          700   31,956       0.0%
    Organo Corp.                              5,000   22,323       0.0%
    Oriental Land Co., Ltd.                   1,600  108,321       0.0%
#   Origin Electric Co., Ltd.                 7,000   29,659       0.0%
    Osaka Gas Co., Ltd.                      24,000  101,860       0.0%
    Osaka Steel Co., Ltd.                     1,400   25,839       0.0%
#   OSAKA Titanium Technologies Co., Ltd.     1,300   27,969       0.0%
#   Osaki Electric Co., Ltd.                  5,000   34,555       0.0%
    OSG Corp.                                 7,000  145,543       0.1%
    Otsuka Corp.                                300   13,818       0.0%
    Otsuka Holdings Co., Ltd.                 6,100  192,544       0.1%
    Pacific Industrial Co., Ltd.              4,000   33,073       0.0%
#*  Pacific Metals Co., Ltd.                 10,000   30,414       0.0%
    Pack Corp. (The)                          1,000   21,814       0.0%
    Pal Co., Ltd.                             1,600   51,426       0.0%
    Paltac Corp.                              2,000   28,655       0.0%
    PanaHome Corp.                            9,000   65,607       0.0%
    Panasonic Corp.                          31,900  456,931       0.1%
    Panasonic Industrial Devices SUNX Co.,
      Ltd.                                    2,800   19,874       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Paramount Bed Holdings Co., Ltd.          1,300 $ 35,224       0.0%
    Parco Co., Ltd.                           2,500   23,686       0.0%
    Park24 Co., Ltd.                          3,100   61,915       0.0%
#*  Pasco Corp.                               4,000   11,175       0.0%
#   Pasona Group, Inc.                        4,200   26,892       0.0%
#   Penta-Ocean Construction Co., Ltd.       19,000   71,218       0.0%
    Pigeon Corp.                              4,800  127,116       0.1%
#   Pilot Corp.                               1,000   53,906       0.0%
    Piolax, Inc.                                700   31,014       0.0%
#*  Pioneer Corp.                            26,200   50,226       0.0%
    Plenus Co., Ltd.                          1,900   37,107       0.0%
    Pola Orbis Holdings, Inc.                 1,600   83,018       0.0%
#   Press Kogyo Co., Ltd.                     9,000   39,893       0.0%
    Pressance Corp.                             800   25,629       0.0%
    Prestige International, Inc.              1,800   13,943       0.0%
    Prima Meat Packers, Ltd.                 14,000   39,862       0.0%
#   Proto Corp.                                 800   11,668       0.0%
    Qol Co., Ltd.                             4,000   34,690       0.0%
    Raito Kogyo Co., Ltd.                     4,700   37,066       0.0%
    Rakuten, Inc.                             6,700  117,052       0.1%
    Relo Holdings, Inc.                         400   32,840       0.0%
    Renaissance, Inc.                         2,600   26,856       0.0%
    Rengo Co., Ltd.                          22,000   96,187       0.0%
    Resona Holdings, Inc.                    68,300  364,180       0.1%
    Resorttrust, Inc.                         1,600   41,798       0.0%
    Ricoh Co., Ltd.                          48,900  505,368       0.1%
    Ricoh Leasing Co., Ltd.                   1,800   52,179       0.0%
    Right On Co., Ltd.                        3,300   25,609       0.0%
    Riken Corp.                               8,000   31,108       0.0%
    Riken Technos Corp.                       5,000   18,234       0.0%
#   Riken Vitamin Co., Ltd.                     500   17,783       0.0%
    Ringer Hut Co., Ltd.                      1,500   29,344       0.0%
    Rinnai Corp.                                800   60,698       0.0%
    Rion Co., Ltd.                            1,900   24,678       0.0%
    Riso Kagaku Corp.                         1,800   29,794       0.0%
#   Rock Field Co., Ltd.                        300    6,174       0.0%
    Rohto Pharmaceutical Co., Ltd.            6,100   87,090       0.0%
    Roland DG Corp.                             900   24,091       0.0%
    Round One Corp.                           5,500   29,142       0.0%
    Royal Holdings Co., Ltd.                  1,900   35,044       0.0%
    Ryobi, Ltd.                              17,000   55,508       0.0%
    Ryoden Trading Co., Ltd.                  5,000   35,928       0.0%
    Ryohin Keikaku Co., Ltd.                    400   63,792       0.0%
    Ryosan Co., Ltd.                          2,300   54,774       0.0%
#   S Foods, Inc.                             1,400   24,943       0.0%
    Sac's Bar Holdings, Inc.                  1,200   21,434       0.0%
    Saibu Gas Co., Ltd.                       7,000   16,446       0.0%
    Sakai Chemical Industry Co., Ltd.        10,000   33,003       0.0%
    Sakai Heavy Industries, Ltd.              9,000   21,854       0.0%
#   Sakai Moving Service Co., Ltd.              500   16,051       0.0%
    Sakai Ovex Co., Ltd.                     15,000   24,992       0.0%
    Sakata INX Corp.                          2,000   18,987       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Sakata Seed Corp.                         2,200 $ 38,147       0.0%
    San-A Co., Ltd.                           1,400   58,544       0.0%
    San-Ai Oil Co., Ltd.                      5,000   33,210       0.0%
    San-In Godo Bank, Ltd. (The)             12,000  114,838       0.1%
    Sanden Holdings Corp.                     7,000   32,624       0.0%
    Sangetsu Co., Ltd.                        5,400   83,080       0.0%
    Sanken Electric Co., Ltd.                 9,000   68,825       0.0%
    Sankyo Seiko Co., Ltd.                    3,700   16,034       0.0%
    Sankyo Tateyama, Inc.                     2,200   41,119       0.0%
    Sankyu, Inc.                             25,000  117,248       0.1%
    Sanoh Industrial Co., Ltd.                1,500   10,998       0.0%
#   Sanrio Co., Ltd.                          2,400   64,288       0.0%
    Sanshin Electronics Co., Ltd.               700    5,763       0.0%
    Sanwa Holdings Corp.                     16,000  120,758       0.1%
    Sanyo Chemical Industries, Ltd.           5,000   38,963       0.0%
    Sanyo Denki Co., Ltd.                     5,000   41,878       0.0%
    Sanyo Electric Railway Co., Ltd.          3,000   11,759       0.0%
    Sanyo Shokai, Ltd.                       13,000   33,959       0.0%
    Sanyo Special Steel Co., Ltd.             8,000   38,714       0.0%
    Sato Holdings Corp.                       1,400   32,332       0.0%
    Sato Restaurant Systems Co., Ltd.         1,100    9,761       0.0%
    Satori Electric Co., Ltd.                 3,200   22,329       0.0%
#   Sawada Holdings Co., Ltd.                 2,100   16,032       0.0%
    Sawai Pharmaceutical Co., Ltd.              600   34,155       0.0%
    SBI Holdings, Inc.                       14,800  196,331       0.1%
    SCREEN Holdings Co., Ltd.                 8,000   54,309       0.0%
    SCSK Corp.                                1,200   35,041       0.0%
    Secom Co., Ltd.                           2,300  163,004       0.1%
    Seika Corp.                               2,000    5,557       0.0%
#   Seikitokyu Kogyo Co., Ltd.                3,600   16,344       0.0%
    Seiko Epson Corp.                         6,400  111,836       0.0%
    Seiko Holdings Corp.                     10,000   52,982       0.0%
    Seino Holdings Co., Ltd.                  9,000  103,310       0.0%
    Seiren Co., Ltd.                          3,600   31,388       0.0%
    Sekisui Chemical Co., Ltd.               20,000  266,679       0.1%
    Sekisui House, Ltd.                      15,400  238,710       0.1%
    Sekisui Jushi Corp.                       2,400   31,904       0.0%
    Sekisui Plastics Co., Ltd.                4,000   16,399       0.0%
#   Senko Co., Ltd.                           8,000   50,513       0.0%
    Senshu Ikeda Holdings, Inc.              16,200   71,900       0.0%
#   Senshukai Co., Ltd.                       3,800   27,416       0.0%
    Seria Co., Ltd.                             800   25,556       0.0%
    Seven & I Holdings Co., Ltd.              7,600  326,681       0.1%
    Seven Bank, Ltd.                         11,000   59,267       0.0%
#*  Sharp Corp.                              99,000  213,332       0.1%
    Shibusawa Warehouse Co., Ltd. (The)       2,000    5,944       0.0%
#   Shibuya Kogyo Co., Ltd.                   1,600   32,884       0.0%
#   Shidax Corp.                              2,500   11,245       0.0%
    Shiga Bank, Ltd. (The)                   18,000   94,695       0.0%
    Shikoku Bank, Ltd. (The)                 15,000   32,038       0.0%
    Shikoku Chemicals Corp.                   5,000   43,886       0.0%
    Shikoku Electric Power Co., Inc.          5,700   77,189       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Shima Seiki Manufacturing, Ltd.            3,200 $ 55,253       0.0%
    Shimachu Co., Ltd.                         4,500  116,473       0.1%
    Shimadzu Corp.                             9,000  105,271       0.0%
    Shimamura Co., Ltd.                        1,600  159,480       0.1%
    Shimano, Inc.                                600   85,951       0.0%
    Shimizu Bank, Ltd. (The)                     700   18,590       0.0%
    Shimizu Corp.                             12,000   86,302       0.0%
    Shin Nippon Air Technologies Co., Ltd.       400    3,367       0.0%
    Shin-Etsu Chemical Co., Ltd.               2,400  146,709       0.1%
    Shinagawa Refractories Co., Ltd.           5,000   13,367       0.0%
    Shindengen Electric Manufacturing Co.,
      Ltd.                                     7,000   35,842       0.0%
    Shinko Electric Industries Co., Ltd.       3,500   27,969       0.0%
    Shinko Plantech Co., Ltd.                  1,900   14,377       0.0%
    Shinko Shoji Co., Ltd.                     2,700   27,594       0.0%
    Shinmaywa Industries, Ltd.                 9,000   93,563       0.0%
    Shinnihon Corp.                            6,200   23,186       0.0%
#   Shinsei Bank, Ltd.                        54,000  110,501       0.0%
    Shinsho Corp.                              2,000    4,378       0.0%
    Shionogi & Co., Ltd.                       4,200  138,452       0.1%
    Ship Healthcare Holdings, Inc.             2,400   58,656       0.0%
    Shiroki Corp.                              7,000   23,165       0.0%
    Shiseido Co., Ltd.                         8,400  151,309       0.1%
    Shizuoka Bank, Ltd. (The)                 13,000  143,119       0.1%
    Shizuoka Gas Co., Ltd.                     6,600   42,814       0.0%
#   Shofu, Inc.                                1,000   11,502       0.0%
#   Shoko Co., Ltd.                           14,000   17,953       0.0%
    Showa Corp.                                4,500   47,542       0.0%
    Showa Denko K.K.                         137,000  187,277       0.1%
    Showa Sangyo Co., Ltd.                    11,000   44,900       0.0%
    Showa Shell Sekiyu K.K.                   10,000   96,463       0.0%
    Siix Corp.                                   900   23,910       0.0%
#   Sinanen Co., Ltd.                          3,000   11,858       0.0%
    Sinfonia Technology Co., Ltd.              3,000    5,106       0.0%
    Sintokogio, Ltd.                           5,100   42,719       0.0%
    SKY Perfect JSAT Holdings, Inc.           14,600   91,449       0.0%
    SMC Corp.                                    200   60,164       0.0%
    SMK Corp.                                  6,000   24,850       0.0%
#   SMS Co., Ltd.                              1,800   22,141       0.0%
    Sodick Co., Ltd.                           1,300   13,513       0.0%
    Softbank Corp.                             8,400  525,087       0.2%
    Software Service, Inc.                       100    3,966       0.0%
    Sogo Medical Co., Ltd.                     1,600   43,774       0.0%
    Sohgo Security Services Co., Ltd.          2,300   74,974       0.0%
    Sojitz Corp.                             105,700  206,685       0.1%
    Sompo Japan Nipponkoa Holdings, Inc.       9,000  294,028       0.1%
    Sotetsu Holdings, Inc.                    20,000   94,856       0.0%
    Square Enix Holdings Co., Ltd.             2,800   58,797       0.0%
    St Marc Holdings Co., Ltd.                 2,200   73,997       0.0%
    Stanley Electric Co., Ltd.                 4,400   98,726       0.0%
    Star Micronics Co., Ltd.                     600    9,760       0.0%
    Start Today Co., Ltd.                      2,300   56,345       0.0%
    Starts Corp., Inc.                         2,600   40,916       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Starzen Co., Ltd.                          5,000 $   16,319       0.0%
    Stella Chemifa Corp.                         300      3,346       0.0%
    Studio Alice Co., Ltd.                     1,400     25,788       0.0%
    Sugi Holdings Co., Ltd.                    1,100     53,596       0.0%
#   Sumco Corp.                                4,100     61,862       0.0%
    Suminoe Textile Co., Ltd.                  8,000     20,929       0.0%
    Sumitomo Chemical Co., Ltd.              100,000    562,395       0.2%
    Sumitomo Corp.                            14,900    175,935       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.        3,900     44,066       0.0%
    Sumitomo Densetsu Co., Ltd.                1,900     22,931       0.0%
    Sumitomo Electric Industries, Ltd.        31,400    443,624       0.1%
    Sumitomo Forestry Co., Ltd.               10,300    119,389       0.1%
    Sumitomo Heavy Industries, Ltd.           23,000    142,899       0.1%
    Sumitomo Metal Mining Co., Ltd.           13,000    190,544       0.1%
    Sumitomo Mitsui Construction Co., Ltd.    30,700     42,725       0.0%
    Sumitomo Mitsui Financial Group, Inc.     33,700  1,471,497       0.4%
    Sumitomo Mitsui Trust Holdings, Inc.      63,000    277,322       0.1%
    Sumitomo Osaka Cement Co., Ltd.           31,000    100,965       0.0%
#   Sumitomo Precision Products Co., Ltd.      6,000     23,758       0.0%
    Sumitomo Real Estate Sales Co., Ltd.       1,220     33,161       0.0%
    Sumitomo Realty & Development Co., Ltd.    2,000     77,192       0.0%
    Sumitomo Riko Co, Ltd.                     3,300     28,546       0.0%
    Sumitomo Rubber Industries, Ltd.          10,500    194,684       0.1%
    Sumitomo Seika Chemicals Co., Ltd.         7,000     52,583       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        11,000     62,063       0.0%
#   Sun Frontier Fudousan Co., Ltd.            2,200     20,962       0.0%
    Sundrug Co., Ltd.                          1,200     60,219       0.0%
    Suruga Bank, Ltd.                          2,000     44,087       0.0%
    Suzuken Co., Ltd.                          6,050    189,319       0.1%
    Suzuki Motor Corp.                        10,000    323,221       0.1%
#*  SWCC Showa Holdings Co., Ltd.             31,000     24,577       0.0%
    Sysmex Corp.                               2,600    143,862       0.1%
    T Hasegawa Co., Ltd.                       2,000     29,303       0.0%
    T RAD Co., Ltd.                            8,000     17,236       0.0%
    T&D Holdings, Inc.                        17,600    253,964       0.1%
    T&K Toka Co., Ltd.                           600     12,246       0.0%
    T-Gaia Corp.                               2,200     29,807       0.0%
    Tabuchi Electric Co., Ltd.                 3,000     32,454       0.0%
#   Tachi-S Co., Ltd.                          3,600     55,386       0.0%
    Tachibana Eletech Co., Ltd.                1,080     13,076       0.0%
    Tadano, Ltd.                               9,000    130,554       0.1%
    Taiheiyo Cement Corp.                     35,000    110,294       0.0%
    Taiho Kogyo Co., Ltd.                      1,600     20,647       0.0%
#   Taikisha, Ltd.                             1,100     29,529       0.0%
    Taiko Pharmaceutical Co., Ltd.             1,500     23,719       0.0%
    Taisei Corp.                               8,000     46,343       0.0%
    Taisei Lamick Co., Ltd.                      200      4,642       0.0%
    Taiyo Holdings Co., Ltd.                   1,300     44,705       0.0%
#   Taiyo Nippon Sanso Corp.                   3,000     38,935       0.0%
    Taiyo Yuden Co., Ltd.                      9,500    140,451       0.1%
#   Takagi Securities Co., Ltd.                9,000     19,366       0.0%
    Takara Standard Co., Ltd.                  6,000     48,814       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Takasago International Corp.              8,000 $ 36,936       0.0%
    Takasago Thermal Engineering Co., Ltd.    3,900   50,582       0.0%
    Takashima & Co., Ltd.                     6,000   13,127       0.0%
    Takashimaya Co., Ltd.                    19,000  177,317       0.1%
#   Takata Corp.                              1,500   18,545       0.0%
    Take And Give Needs Co., Ltd.               700    5,724       0.0%
    Takeda Pharmaceutical Co., Ltd.           8,200  420,996       0.1%
    Takeei Corp.                              1,700   14,987       0.0%
    Takeuchi Manufacturing Co., Ltd.          1,100   53,273       0.0%
    Takiron Co., Ltd.                         6,000   27,884       0.0%
#   Takisawa Machine Tool Co., Ltd.           7,000   13,088       0.0%
    Takuma Co., Ltd.                          5,000   38,413       0.0%
#   Tama Home Co., Ltd.                       4,700   22,725       0.0%
    Tamron Co., Ltd.                          1,800   42,526       0.0%
    Tamura Corp.                              7,000   29,764       0.0%
    Tanseisha Co., Ltd.                       3,600   28,965       0.0%
    Tatsuta Electric Wire and Cable Co.,
      Ltd.                                    2,100    9,181       0.0%
    Tayca Corp.                               4,000   15,262       0.0%
    TBK Co., Ltd.                             3,000   16,228       0.0%
    TDK Corp.                                 4,200  302,535       0.1%
    Teijin, Ltd.                             75,000  254,772       0.1%
    Teikoku Electric Manufacturing Co., Ltd.  2,000   18,759       0.0%
    Terumo Corp.                              4,000  102,739       0.0%
    THK Co., Ltd.                             3,900   97,972       0.0%
    Toa Corp.(6894508)                       20,000   35,017       0.0%
    Toa Corp.(6894434)                        2,500   26,043       0.0%
#   Toa Oil Co., Ltd.                        10,000   12,587       0.0%
    TOA ROAD Corp.                            7,000   25,064       0.0%
    Toagosei Co., Ltd.                       19,000   84,319       0.0%
#*  Tobishima Corp.                          14,400   29,113       0.0%
    Tobu Railway Co., Ltd.                   18,000   85,808       0.0%
    TOC Co., Ltd.                             2,400   18,339       0.0%
    Tocalo Co., Ltd.                          2,100   41,233       0.0%
    Tochigi Bank, Ltd. (The)                  8,000   42,974       0.0%
    Toda Corp.                               13,000   53,580       0.0%
#   Toda Kogyo Corp.                          8,000   28,117       0.0%
    Toei Co., Ltd.                            4,000   29,482       0.0%
    Toho Bank, Ltd. (The)                    18,000   75,959       0.0%
    Toho Co., Ltd.(6895211)                   3,000   11,742       0.0%
    Toho Co., Ltd.(6895200)                   1,600   39,769       0.0%
    Toho Gas Co., Ltd.                       16,000   96,881       0.0%
    Toho Holdings Co., Ltd.                   4,800   83,587       0.0%
#*  Toho Titanium Co., Ltd.                   3,200   27,282       0.0%
#   Toho Zinc Co., Ltd.                      10,000   38,493       0.0%
    Tohoku Bank, Ltd. (The)                   7,000   10,054       0.0%
    Tohoku Electric Power Co., Inc.           5,700   71,705       0.0%
    Tokai Carbon Co., Ltd.                   12,000   35,172       0.0%
    Tokai Corp.                                 400   13,378       0.0%
    TOKAI Holdings Corp.                      7,000   29,703       0.0%
    Tokai Rika Co., Ltd.                      4,200  102,617       0.0%
#   Token Corp.                                 510   25,818       0.0%
    Tokio Marine Holdings, Inc.               8,500  346,508       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Tokushu Tokai Paper Co., Ltd.              6,000 $ 13,697       0.0%
    Tokuyama Corp.                            24,000   53,395       0.0%
    Tokyo Dome Corp.                          17,000   72,480       0.0%
*   Tokyo Electric Power Co., Inc.            20,200   82,490       0.0%
#   Tokyo Electron Device, Ltd.                2,000   26,601       0.0%
    Tokyo Electron, Ltd.                       2,400  131,550       0.1%
    Tokyo Energy & Systems, Inc.               2,000   19,002       0.0%
    Tokyo Gas Co., Ltd.                       16,000   92,333       0.0%
    Tokyo Keiki, Inc.                         10,000   23,419       0.0%
*   Tokyo Rope Manufacturing Co., Ltd.        18,000   28,989       0.0%
    Tokyo Seimitsu Co., Ltd.                   3,500   75,440       0.0%
    Tokyo Steel Manufacturing Co., Ltd.        5,500   37,969       0.0%
    Tokyo Tatemono Co., Ltd.                  26,000  188,517       0.1%
    Tokyo Tekko Co., Ltd.                      5,000   20,680       0.0%
#   Tokyo Theatres Co., Inc.                   8,000    9,279       0.0%
    Tokyo TY Financial Group, Inc.             1,622   46,371       0.0%
#   Tokyu Construction Co., Ltd.               2,740   16,055       0.0%
    Tokyu Corp.                               14,000   93,080       0.0%
    Tokyu Fudosan Holdings Corp.              14,843  110,297       0.0%
    Toli Corp.                                 4,000    9,656       0.0%
    Tomoe Corp.                                5,400   19,320       0.0%
    Tomoe Engineering Co., Ltd.                  900   13,117       0.0%
#   Tomoku Co., Ltd.                           2,000    4,702       0.0%
    TOMONY Holdings, Inc.                     16,800   79,754       0.0%
    Tomy Co., Ltd.                             4,900   29,784       0.0%
    Tonami Holdings Co., Ltd.                  1,000    3,616       0.0%
    TonenGeneral Sekiyu K.K.                   4,000   38,389       0.0%
    Topcon Corp.                               2,700   70,218       0.0%
    Toppan Forms Co., Ltd.                     5,300   63,527       0.0%
    Toppan Printing Co., Ltd.                 15,000  125,765       0.1%
    Topre Corp.                                4,100   66,156       0.0%
    Topy Industries, Ltd.                     19,000   45,539       0.0%
    Toray Industries, Inc.                    18,000  156,468       0.1%
    Toridoll.corp                              1,100   15,456       0.0%
#   Torishima Pump Manufacturing Co., Ltd.     2,900   21,468       0.0%
    Tosei Corp.                                2,900   20,955       0.0%
    Toshiba Corp.                            128,000  512,839       0.2%
    Toshiba Machine Co., Ltd.                 13,000   57,728       0.0%
    Toshiba Plant Systems & Services Corp.     2,700   37,541       0.0%
    Toshiba TEC Corp.                         11,000   61,003       0.0%
    Tosho Co., Ltd.                              900   20,474       0.0%
    Tosoh Corp.                               45,000  241,257       0.1%
    Totetsu Kogyo Co., Ltd.                    1,700   38,337       0.0%
    TOTO, Ltd.                                 5,000   70,736       0.0%
    Tottori Bank, Ltd. (The)                   3,000    6,568       0.0%
    Towa Bank, Ltd. (The)                     30,000   26,054       0.0%
    Towa Corp.                                 4,100   24,063       0.0%
    Towa Pharmaceutical Co., Ltd.                700   37,018       0.0%
#   Toyo Construction Co., Ltd.                6,900   26,708       0.0%
    Toyo Engineering Corp.                     4,000   11,190       0.0%
    Toyo Ink SC Holdings Co., Ltd.            13,000   61,901       0.0%
    Toyo Kanetsu KK                            8,000   15,101       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Toyo Securities Co., Ltd.                 7,000 $ 22,165       0.0%
    Toyo Seikan Group Holdings, Ltd.         11,000  173,941       0.1%
    Toyo Suisan Kaisha, Ltd.                  3,000  104,971       0.0%
    Toyo Tanso Co., Ltd.                      1,400   26,360       0.0%
    Toyo Tire & Rubber Co., Ltd.              5,400  103,438       0.0%
    Toyobo Co., Ltd.                         54,000   82,322       0.0%
    Toyoda Gosei Co., Ltd.                    5,900  136,506       0.1%
    Toyota Boshoku Corp.                      5,600   83,143       0.0%
    Toyota Tsusho Corp.                      11,600  298,255       0.1%
    TPR Co., Ltd.                             2,400   62,958       0.0%
    Trancom Co., Ltd.                           300   14,161       0.0%
    Transcosmos, Inc.                           500   12,106       0.0%
    Trend Micro, Inc.                         1,900   64,280       0.0%
    Trusco Nakayama Corp.                     1,000   33,674       0.0%
    TS Tech Co., Ltd.                         4,300  128,051       0.1%
    Tsubakimoto Chain Co.                    11,000   90,054       0.0%
    Tsukada Global Holdings, Inc.             1,700   11,568       0.0%
    Tsukishima Kikai Co., Ltd.                1,000   10,033       0.0%
    Tsukuba Bank, Ltd.                        6,800   23,266       0.0%
#   Tsukui Corp.                              3,500   26,450       0.0%
#   Tsumura & Co.                             4,600  107,793       0.0%
    Tsuruha Holdings, Inc.                    1,100   79,782       0.0%
    Tsurumi Manufacturing Co., Ltd.             800   12,007       0.0%
#   UACJ Corp.                               23,000   66,497       0.0%
    Ube Industries, Ltd.                     69,000  114,474       0.1%
    Uchida Yoko Co., Ltd.                     7,000   23,790       0.0%
    UKC Holdings Corp.                          300    5,317       0.0%
*   Ulvac, Inc.                               3,400   57,891       0.0%
    Unicharm Corp.                            1,800   45,306       0.0%
*   Uniden Corp.                             10,000   18,293       0.0%
    Union Tool Co.                            1,200   36,219       0.0%
    Unipres Corp.                             3,300   68,130       0.0%
    United Arrows, Ltd.                       1,700   52,313       0.0%
*   United Super Markets Holdings, Inc.         800    6,928       0.0%
*   Unitika, Ltd.                            22,000   11,057       0.0%
    UNY Group Holdings Co., Ltd.             17,400   98,388       0.0%
*   Usen Corp.                                6,500   19,111       0.0%
#   Ushio, Inc.                               8,100  106,220       0.0%
    USS Co., Ltd.                             3,500   61,627       0.0%
#*  UT Holdings Co., Ltd.                     2,700   11,837       0.0%
    Valor Co., Ltd.                           4,600   98,047       0.0%
#   Vital KSK Holdings, Inc.                  1,900   14,032       0.0%
    VT Holdings Co., Ltd.                     7,500   37,632       0.0%
    Wacoal Holdings Corp.                     8,000   88,908       0.0%
#   Wacom Co., Ltd.                           7,500   38,887       0.0%
#   Wakachiku Construction Co., Ltd.         15,000   22,584       0.0%
    Wakita & Co., Ltd.                        3,000   29,914       0.0%
    Warabeya Nichiyo Co., Ltd.                1,700   38,068       0.0%
    Weathernews, Inc.                           900   26,445       0.0%
    Welcia Holdings Co., Ltd.                 1,065   46,570       0.0%
    West Japan Railway Co.                    2,200  121,844       0.1%
    Wowow, Inc.                               1,000   33,057       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
JAPAN -- (Continued)
    Xebio Co., Ltd.                           1,600 $    28,241       0.0%
    Yahagi Construction Co., Ltd.             2,300      14,935       0.0%
#   Yahoo Japan Corp.                        11,800      48,206       0.0%
    Yakult Honsha Co., Ltd.                     800      50,312       0.0%
    YAMABIKO Corp.                              600      25,994       0.0%
#   Yamada Denki Co., Ltd.                   59,700     244,356       0.1%
#   Yamagata Bank, Ltd. (The)                16,000      71,138       0.0%
#   Yamaguchi Financial Group, Inc.          15,000     188,022       0.1%
    Yamaha Motor Co., Ltd.                    5,200     122,367       0.1%
#   Yamaichi Electronics Co., Ltd.            3,000      22,768       0.0%
    Yamanashi Chuo Bank, Ltd. (The)          12,000      55,732       0.0%
    Yamatane Corp.                           14,000      22,042       0.0%
    Yamato Holdings Co., Ltd.                 3,800      85,047       0.0%
    Yamato Kogyo Co., Ltd.                    2,400      56,467       0.0%
    Yamazaki Baking Co., Ltd.                10,000     177,006       0.1%
    Yamazen Corp.                             4,500      40,034       0.0%
    Yaoko Co., Ltd.                           1,400      49,569       0.0%
    Yaskawa Electric Corp.                    5,800      79,689       0.0%
    Yellow Hat, Ltd.                          2,000      44,189       0.0%
    Yokogawa Bridge Holdings Corp.            2,800      31,718       0.0%
    Yokogawa Electric Corp.                  15,900     186,220       0.1%
    Yokohama Reito Co., Ltd.                  3,400      24,073       0.0%
    Yokohama Rubber Co., Ltd. (The)          22,000     236,733       0.1%
    Yomiuri Land Co., Ltd.                    6,000      23,100       0.0%
#   Yondoshi Holdings, Inc.                   1,300      28,565       0.0%
    Yorozu Corp.                              1,500      30,641       0.0%
    Yuasa Trading Co., Ltd.                   1,500      33,034       0.0%
#   Yumeshin Holdings Co., Ltd.               2,600      17,692       0.0%
    Yurtec Corp.                              4,000      25,577       0.0%
    Yusen Logistics Co., Ltd.                 1,400      17,121       0.0%
    Yushiro Chemical Industry Co., Ltd.       2,000      25,807       0.0%
    Zenrin Co., Ltd.                          2,300      28,223       0.0%
#*  Zensho Holdings Co., Ltd.                 9,400      87,982       0.0%
    Zeon Corp.                               14,000     125,664       0.1%
    ZERIA Pharmaceutical Co., Ltd.            2,300      36,486       0.0%
    Zojirushi Corp.                           4,000      54,699       0.0%
                                                    -----------      ----
TOTAL JAPAN                                          87,828,478      22.4%
                                                    -----------      ----
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                   10,612     329,000       0.1%
#   Accell Group                              1,392      26,026       0.0%
    Aegon NV                                 58,356     460,423       0.1%
#   Akzo Nobel NV                            13,238   1,012,888       0.3%
*   AMG Advanced Metallurgical Group NV       3,771      39,273       0.0%
    Amsterdam Commodities NV                  2,100      59,550       0.0%
#*  APERAM SA                                 4,657     177,542       0.0%
    Arcadis NV                                5,095     161,277       0.0%
#   ASM International NV                      4,553     221,057       0.1%
    ASML Holding NV                           2,334     249,820       0.1%
    BE Semiconductor Industries NV            2,293      65,402       0.0%
    Beter Bed Holding NV                        905      23,343       0.0%
    BinckBank NV                              4,695      47,057       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
NETHERLANDS -- (Continued)
    Boskalis Westminster NV                   7,960 $   413,606       0.1%
#   Brunel International NV                   1,683      34,513       0.0%
    Corbion NV                                3,235      73,882       0.0%
    Delta Lloyd NV                           19,476     368,313       0.1%
    Fugro NV                                  3,353      96,432       0.0%
#   Gemalto NV                                1,921     178,469       0.1%
*   Grontmij NV                               1,448       6,409       0.0%
#*  Heijmans NV                               1,782      23,820       0.0%
    Hunter Douglas NV                            40       1,947       0.0%
*   ING Groep NV                             67,383   1,033,759       0.3%
*   ING Groep NV Sponsored ADR                  924      14,156       0.0%
    KAS Bank NV                               1,078      14,622       0.0%
#   Kendrion NV                               1,490      46,579       0.0%
    Koninklijke Ahold NV                     30,002     581,262       0.2%
*   Koninklijke BAM Groep NV                 17,752      74,001       0.0%
    Koninklijke KPN NV                      204,574     758,510       0.2%
    Koninklijke Philips NV                   23,306     666,785       0.2%
#   Koninklijke Ten Cate NV                   2,690      62,627       0.0%
    Koninklijke Vopak NV                      3,554     186,542       0.1%
*   Mota-Engil Africa NV                        484       3,795       0.0%
*   Ordina NV                                 9,133      17,592       0.0%
#   Randstad Holding NV                       7,852     468,299       0.1%
    Reed Elsevier NV                         15,795     380,935       0.1%
    Reed Elsevier NV Sponsored ADR              469      22,395       0.0%
#*  Royal Imtech NV                           2,598      13,896       0.0%
*   SBM Offshore NV                          20,365     262,991       0.1%
    Sligro Food Group NV                      2,111      81,460       0.0%
*   Telegraaf Media Groep NV                    752       4,918       0.0%
    TKH Group NV                              4,232     157,034       0.0%
#*  TomTom NV                                 9,369      83,148       0.0%
#   Unilever NV                              20,396     886,818       0.2%
    USG People NV                             3,557      48,304       0.0%
    Van Lanschot NV                             566      12,360       0.0%
    Wessanen                                  8,129      69,265       0.0%
#   Wolters Kluwer NV                        19,738     639,463       0.2%
                                                    -----------       ---
TOTAL NETHERLANDS                                    10,661,565       2.7%
                                                    -----------       ---
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd.                    36,912      75,855       0.0%
    Auckland International Airport, Ltd.     48,505     170,213       0.1%
*   Chorus, Ltd.                             10,816      25,171       0.0%
    Contact Energy, Ltd.                     19,608      84,913       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.   30,399     150,549       0.0%
    Fletcher Building, Ltd.                  27,552     174,407       0.1%
    Freightways, Ltd.                         8,155      37,964       0.0%
    Infratil, Ltd.                           25,251      60,105       0.0%
#   Kathmandu Holdings, Ltd.                  8,507       9,293       0.0%
#   Mainfreight, Ltd.                         6,387      74,985       0.0%
    Metlifecare, Ltd.                         3,120      11,560       0.0%
    Nuplex Industries, Ltd.                   6,692      17,130       0.0%
    Port of Tauranga, Ltd.                    3,937      50,310       0.0%
    Ryman Healthcare, Ltd.                    8,129      50,484       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
NEW ZEALAND -- (Continued)
    Sky Network Television, Ltd.              10,622 $   50,883       0.0%
    Spark New Zealand, Ltd.                   77,846    176,146       0.1%
    Tower, Ltd.                                2,423      4,078       0.0%
    Trade Me Group, Ltd.                       7,185     20,927       0.0%
#   TrustPower, Ltd.                             712      4,240       0.0%
    Vector, Ltd.                              12,512     30,835       0.0%
#   Warehouse Group, Ltd. (The)                9,073     19,075       0.0%
*   Xero, Ltd.                                   584      8,821       0.0%
                                                     ----------       ---
TOTAL NEW ZEALAND                                     1,307,944       0.3%
                                                     ----------       ---
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA            18,293     13,150       0.0%
#*  Akastor ASA                               13,509     26,361       0.0%
#   Aker ASA Class A                           2,315     52,136       0.0%
    Aker Solutions ASA                         6,440     39,205       0.0%
    American Shipping ASA                      2,375     10,012       0.0%
*   Archer, Ltd.                              32,654     12,117       0.0%
#   Atea ASA                                   5,339     59,561       0.0%
    Austevoll Seafood ASA                     11,022     64,106       0.0%
    Bakkafrost P/F                             1,935     45,441       0.0%
    Bonheur ASA                                1,193     10,590       0.0%
    BW Offshore, Ltd.                         42,234     31,464       0.0%
*   Det Norske Oljeselskap ASA                 3,904     28,606       0.0%
#   DNB ASA                                   19,563    347,540       0.1%
#*  DNO ASA                                   10,543     19,877       0.0%
*   DOF ASA                                      435        507       0.0%
    Ekornes ASA                                1,930     27,166       0.0%
#   Fred Olsen Energy ASA                        500      4,493       0.0%
#*  Frontline, Ltd.                           12,535     32,241       0.0%
#   Gjensidige Forsikring ASA                  3,708     64,507       0.0%
#*  Golden Ocean Group, Ltd.                   1,409      6,933       0.0%
*   Grieg Seafood ASA                          2,851     10,627       0.0%
#   Hexagon Composites ASA                     3,890     12,531       0.0%
    Hoegh LNG Holdings, Ltd.                   2,182     29,408       0.0%
*   Kongsberg Automotive ASA                  36,555     30,411       0.0%
    Kvaerner ASA                              23,002     18,035       0.0%
    Leroy Seafood Group ASA                    1,710     56,732       0.0%
    Marine Harvest ASA                         7,498     91,392       0.0%
#*  Nordic Semiconductor ASA                   4,191     31,931       0.0%
#   Norsk Hydro ASA                           34,821    164,905       0.1%
*   Norske Skogindustrier ASA                 31,267     17,953       0.0%
#*  Norwegian Air Shuttle ASA                  1,413     59,173       0.0%
*   Odfjell SE Class A                           203        570       0.0%
#   Opera Software ASA                         2,842     27,658       0.0%
#   Orkla ASA                                  7,127     55,966       0.0%
*   Panoro Energy ASA                         42,038      6,535       0.0%
#   Petroleum Geo-Services ASA                20,838    138,359       0.1%
    Prosafe SE                                16,952     60,290       0.0%
#*  REC Silicon ASA                          168,860     47,151       0.0%
*   REC Solar ASA                              1,763     23,846       0.0%
    Salmar ASA                                 2,265     36,773       0.0%
    Schibsted ASA                              1,268     78,893       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
NORWAY -- (Continued)
#   Seadrill, Ltd.                             8,487 $  111,095       0.0%
    Solstad Offshore ASA                         578      3,715       0.0%
#*  Songa Offshore                           103,912     23,314       0.0%
#   SpareBank 1 SR Bank ASA                    7,932     58,827       0.0%
    Statoil ASA                               43,082    913,354       0.3%
    Statoil ASA Sponsored ADR                  5,402    114,684       0.1%
    Stolt-Nielsen, Ltd.                        1,450     27,031       0.0%
*   Storebrand ASA                            39,285    138,900       0.1%
    Subsea 7 SA                                7,181     79,765       0.0%
    Telenor ASA                                6,795    153,466       0.1%
#   TGS Nopec Geophysical Co. ASA              2,897     73,726       0.0%
    Tomra Systems ASA                          6,595     64,174       0.0%
#   Veidekke ASA                               5,525     67,874       0.0%
#   Wilh Wilhelmsen ASA                        9,110     59,326       0.0%
    Wilh Wilhelmsen Holding ASA Class A          415     10,007       0.0%
    Yara International ASA                     2,189    112,159       0.1%
                                                     ----------       ---
TOTAL NORWAY                                          3,906,569       1.0%
                                                     ----------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                             17,850     76,554       0.0%
*   Banco BPI SA                              32,995     53,933       0.0%
#*  Banco Comercial Portugues SA           1,712,517    170,534       0.1%
*   Banco Espirito Santo SA                  114,362         --       0.0%
    EDP - Energias de Portugal SA             38,500    153,938       0.1%
    EDP Renovaveis SA                         14,095     98,529       0.0%
    Galp Energia SGPS SA                      13,035    178,054       0.1%
    Jeronimo Martins SGPS SA                   7,414    108,151       0.0%
    Mota-Engil SGPS SA                         5,517     19,031       0.0%
    NOS SGPS SA                                9,956     72,514       0.0%
    Portucel SA                               15,023     73,499       0.0%
#   Portugal Telecom SGPS SA                   8,905      5,653       0.0%
    REN - Redes Energeticas Nacionais
      SGPS SA                                 17,419     54,530       0.0%
    Semapa-Sociedade de Investimento e
      Gestao                                   5,506     78,859       0.0%
    Sonae SGPS SA                             60,199     83,703       0.0%
    Teixeira Duarte SA                        12,108      9,290       0.0%
                                                     ----------       ---
TOTAL PORTUGAL                                        1,236,772       0.3%
                                                     ----------       ---
SINGAPORE -- (1.3%)
#*  Ausgroup, Ltd.                            14,000      2,583       0.0%
#*  Biosensors International Group, Ltd.      67,000     41,741       0.0%
*   Boustead Projects Pte., Ltd.               2,700      2,132       0.0%
    Boustead Singapore, Ltd.                   9,000      9,606       0.0%
    Breadtalk Group, Ltd.                     12,000     12,813       0.0%
    Bukit Sembawang Estates, Ltd.              5,000     19,455       0.0%
    CapitaLand, Ltd.                          57,000    158,622       0.1%
    Centurion Corp., Ltd.                     37,000     15,047       0.0%
#   China Merchants Holdings Pacific, Ltd.    15,000     13,367       0.0%
    Chip Eng Seng Corp., Ltd.                 30,000     20,146       0.0%
    City Developments, Ltd.                    7,000     56,322       0.0%
#   Cityspring Infrastructure Trust           25,000     10,950       0.0%
    ComfortDelGro Corp., Ltd.                 44,000    101,932       0.1%
    Cosco Corp. Singapore, Ltd.               96,000     43,806       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
SINGAPORE -- (Continued)
    CSE Global, Ltd.                          44,000 $ 19,095       0.0%
    CWT, Ltd.                                 22,000   31,906       0.0%
    DBS Group Holdings, Ltd.                  30,911  491,187       0.2%
*   Del Monte Pacific, Ltd.                   53,748   17,061       0.0%
#   Dyna-Mac Holdings, Ltd.                   42,000   10,474       0.0%
#   Ezion Holdings, Ltd.                     129,040  117,000       0.1%
#*  Ezra Holdings, Ltd.                       65,521   21,719       0.0%
    Falcon Energy Group, Ltd.                 77,000   16,015       0.0%
#   First Resources, Ltd.                     30,000   40,234       0.0%
    Fragrance Group, Ltd.                     64,000    9,919       0.0%
*   Gallant Venture, Ltd.                     52,000    9,610       0.0%
    Global Logistic Properties, Ltd.          40,000   82,962       0.0%
    Global Premium Hotels, Ltd.                5,120    1,311       0.0%
    GMG Global, Ltd.                         163,000    9,106       0.0%
    Golden Agri-Resources, Ltd.              225,000   71,179       0.0%
    Great Eastern Holdings, Ltd.               1,600   30,455       0.0%
#   GuocoLand, Ltd.                            5,000    7,170       0.0%
    GuocoLeisure, Ltd.                        45,000   31,240       0.0%
    Ho Bee Land, Ltd.                         17,000   29,773       0.0%
    Hong Fok Corp., Ltd.                      23,000   16,469       0.0%
    Hongkong Land Holdings, Ltd.              10,000   80,951       0.0%
    Hutchison Port Holdings Trust            123,000   82,872       0.0%
#   Hyflux, Ltd.                              43,000   31,299       0.0%
    Indofood Agri Resources, Ltd.             50,000   27,481       0.0%
    Jardine Cycle & Carriage, Ltd.             2,000   60,942       0.0%
    k1 Ventures, Ltd.                         82,000   12,687       0.0%
    Keppel Corp., Ltd.                        36,000  236,456       0.1%
    Keppel Infrastructure Trust               17,000   14,590       0.0%
    Lian Beng Group, Ltd.                     48,000   20,473       0.0%
#*  Linc Energy, Ltd.                         16,858    4,742       0.0%
    M1, Ltd.                                  15,000   40,300       0.0%
    Mermaid Maritime PCL                      43,000    7,931       0.0%
#   Midas Holdings, Ltd.                     112,000   32,805       0.0%
#   Nam Cheong, Ltd.                         118,000   29,733       0.0%
#*  Neptune Orient Lines, Ltd.                63,000   53,905       0.0%
    Noble Group, Ltd.                        250,700  163,260       0.1%
#   OSIM International, Ltd.                  16,000   24,512       0.0%
    Otto Marine, Ltd.                        450,000   12,874       0.0%
    OUE, Ltd.                                 14,000   23,365       0.0%
    Oversea-Chinese Banking Corp., Ltd.       75,930  611,455       0.2%
    Oxley Holdings, Ltd.                      35,000   13,450       0.0%
    Penguin International, Ltd.               86,000   13,940       0.0%
    Petra Foods, Ltd.                         18,000   52,650       0.0%
    QAF, Ltd.                                 28,000   24,282       0.0%
    Raffles Education Corp., Ltd.            103,000   24,927       0.0%
    SATS, Ltd.                                37,000   89,146       0.0%
    SembCorp Industries, Ltd.                 54,000  184,026       0.1%
#   SembCorp Marine, Ltd.                     20,000   44,734       0.0%
    Sheng Siong Group, Ltd.                   39,000   24,720       0.0%
    Sinarmas Land, Ltd.                      116,000   61,672       0.0%
    Singapore Airlines, Ltd.                  21,700  199,948       0.1%
    Singapore Exchange, Ltd.                  13,000   83,562       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SINGAPORE -- (Continued)
    Singapore Post, Ltd.                      52,000 $   74,975       0.0%
#   Singapore Press Holdings, Ltd.            17,000     53,798       0.0%
    Singapore Telecommunications, Ltd.        90,000    300,744       0.1%
#*  Sino Grandness Food Industry Group, Ltd.  46,000     11,742       0.0%
    SMRT Corp., Ltd.                          32,000     40,723       0.0%
    Stamford Land Corp., Ltd.                 35,000     15,322       0.0%
    StarHub, Ltd.                             13,000     41,512       0.0%
    Sunningdale Tech, Ltd.                   133,000     21,042       0.0%
*   SunVic Chemical Holdings, Ltd.            63,000     21,373       0.0%
    Super Group, Ltd.                         34,000     38,197       0.0%
#*  Swiber Holdings, Ltd.                     47,999      7,157       0.0%
    Tat Hong Holdings, Ltd.                    5,000      2,354       0.0%
    Tuan Sing Holdings, Ltd.                 103,000     31,465       0.0%
    UMS Holdings, Ltd.                        22,000      9,381       0.0%
    United Engineers, Ltd.                    23,000     46,028       0.0%
    United Industrial Corp., Ltd.              7,000     18,134       0.0%
    United Overseas Bank, Ltd.                24,333    449,308       0.1%
    UOB-Kay Hian Holdings, Ltd.                4,000      4,623       0.0%
    UOL Group, Ltd.                           30,451    183,101       0.1%
#*  Vard Holdings, Ltd.                       60,000     28,915       0.0%
    Venture Corp., Ltd.                       21,000    133,930       0.1%
#   Vibrant Group, Ltd.                      303,000     23,560       0.0%
    Wee Hur Holdings, Ltd.                    81,000     22,017       0.0%
    Wilmar International, Ltd.                32,000     78,596       0.0%
    Wing Tai Holdings, Ltd.                   36,000     53,270       0.0%
    Yongnam Holdings, Ltd.                   106,000     12,967       0.0%
                                                     ----------       ---
TOTAL SINGAPORE                                       5,686,331       1.5%
                                                     ----------       ---
SPAIN -- (2.8%)
    Abengoa SA                                 3,849     13,298       0.0%
#   Abengoa SA Class B                        33,697    108,913       0.0%
    Abertis Infraestructuras SA               10,542    194,258       0.1%
*   Acciona SA                                 2,550    192,918       0.1%
    Acerinox SA                               11,633    169,753       0.1%
    ACS Actividades de Construccion y
      Servicios SA                             3,607    127,101       0.0%
    Adveo Group International SA                  65        925       0.0%
*   Almirall SA                                3,044     57,394       0.0%
    Amadeus IT Holding SA Class A              8,667    395,059       0.1%
    Atresmedia Corp de Medios de
      Comunicacion SA                          3,836     61,960       0.0%
#   Banco Bilbao Vizcaya Argentaria SA       115,838  1,163,950       0.3%
    Banco Bilbao Vizcaya Argentaria SA
      Sponsored ADR                            2,362     23,672       0.0%
    Banco de Sabadell SA                     192,362    514,463       0.1%
    Banco Popular Espanol SA                  43,297    225,277       0.1%
    Banco Santander SA                       235,438  1,780,045       0.5%
*   Bankia SA                                 88,907    124,159       0.0%
    Bankinter SA                              38,583    291,795       0.1%
    Bolsas y Mercados Espanoles SHMSF SA       4,901    219,255       0.1%
    CaixaBank SA                              32,651    163,765       0.0%
#*  Cementos Portland Valderrivas SA             950      7,788       0.0%
    Cie Automotive SA                          4,179     63,506       0.0%
    Construcciones y Auxiliar de
      Ferrocarriles SA                           132     46,034       0.0%
    Distribuidora Internacional de
      Alimentacion SA                         31,334    250,950       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SPAIN -- (Continued)
    Duro Felguera SA                          4,050 $    16,320       0.0%
    Ebro Foods SA                             3,648      70,773       0.0%
    Elecnor SA                                  708       7,703       0.0%
    Enagas SA                                 8,578     264,183       0.1%
    Ence Energia y Celulosa SA                9,648      34,801       0.0%
    Faes Farma SA                            10,171      26,285       0.0%
    Ferrovial SA                              5,720     129,718       0.0%
*   Fluidra SA                                2,916       9,453       0.0%
*   Fomento de Construcciones y Contratas
      SA                                      6,943      89,048       0.0%
*   Gamesa Corp. Tecnologica SA              19,728     263,811       0.1%
    Gas Natural SDG SA                        8,074     198,524       0.1%
    Grupo Catalana Occidente SA               2,370      76,226       0.0%
    Iberdrola SA                            186,698   1,249,623       0.3%
    Inditex SA                                8,175     262,328       0.1%
    Indra Sistemas SA                         5,559      65,439       0.0%
*   Jazztel P.L.C.                           10,492     151,487       0.0%
    Mapfre SA                                52,480     195,021       0.1%
*   Mediaset Espana Comunicacion SA          14,442     195,756       0.1%
    Melia Hotels International SA             3,629      45,372       0.0%
*   NH Hotel Group SA                        11,941      69,523       0.0%
    Obrascon Huarte Lain SA                   3,161      73,323       0.0%
    Papeles y Cartones de Europa SA           6,721      43,543       0.0%
*   Promotora de Informaciones SA Class A    29,045       9,541       0.0%
    Prosegur Cia de Seguridad SA             11,949      68,881       0.0%
*   Realia Business SA                       12,791      10,541       0.0%
    Red Electrica Corp. SA                    2,202     184,802       0.1%
    Repsol SA                                15,534     320,213       0.1%
*   Sacyr SA                                 20,672      92,816       0.0%
    Tecnicas Reunidas SA                      1,556      72,375       0.0%
    Telefonica SA                            73,165   1,113,597       0.3%
    Telefonica SA Sponsored ADR               2,021      30,638       0.0%
    Tubacex SA                                6,641      22,469       0.0%
#   Tubos Reunidos SA                         7,475      13,973       0.0%
    Vidrala SA                                1,713      80,036       0.0%
    Viscofan SA                               2,228     141,610       0.0%
    Zardoya Otis SA                           7,098      91,503       0.0%
*   Zeltia SA                                 7,549      34,915       0.0%
                                                    -----------       ---
TOTAL SPAIN                                          12,022,408       3.1%
                                                    -----------       ---
SWEDEN -- (2.8%)
    AAK AB                                    2,268     143,487       0.0%
    Acando AB                                15,009      27,338       0.0%
    AddTech AB Class B                        2,954      38,846       0.0%
    AF AB Class B                             3,901      53,050       0.0%
#   Alfa Laval AB                             7,473     139,490       0.0%
    Assa Abloy AB Class B                     3,884     225,325       0.1%
#   Atrium Ljungberg AB Class B                 804      11,731       0.0%
    Avanza Bank Holding AB                    1,201      51,738       0.0%
    Axfood AB                                 4,784      75,576       0.0%
    B&B Tools AB Class B                      1,178      19,025       0.0%
    Beijer Alma AB                            2,417      54,239       0.0%
    Bilia AB Class A                          3,016     107,085       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SWEDEN -- (Continued)
#   BillerudKorsnas AB                       15,598 $270,003       0.1%
    BioGaia AB Class B                          613   16,794       0.0%
#   Boliden AB                               24,319  528,347       0.1%
#   Byggmax Group AB                          7,731   56,457       0.0%
    Castellum AB                              9,320  145,320       0.0%
    Clas Ohlson AB Class B                    5,043   86,596       0.0%
*   Cloetta AB Class B                       13,352   41,136       0.0%
    Concentric AB                             2,567   36,323       0.0%
#   Dios Fastigheter AB                       2,907   22,641       0.0%
*   Doro AB                                   2,536   13,137       0.0%
#   Duni AB                                   2,601   39,658       0.0%
    Electrolux AB Series B                    7,668  229,600       0.1%
#   Elekta AB Class B                        13,003  121,672       0.0%
    Enea AB                                   1,316   14,289       0.0%
#*  Eniro AB                                 18,768    3,767       0.0%
    Fabege AB                                 9,332  142,255       0.0%
#   Fagerhult AB                                775   13,905       0.0%
    Getinge AB Class B                       10,864  264,048       0.1%
#   Gunnebo AB                                3,716   18,458       0.0%
    Haldex AB                                 5,611   83,847       0.0%
#   Hennes & Mauritz AB Class B               8,953  355,942       0.1%
#   Hexagon AB Class B                        4,053  150,124       0.1%
#   Hexpol AB                                 1,044  111,876       0.0%
    HIQ International AB                      5,035   25,653       0.0%
    Holmen AB Class B                         4,723  156,274       0.1%
#   Husqvarna AB Class A                      3,743   27,797       0.0%
    Husqvarna AB Class B                     19,991  147,867       0.1%
    ICA Gruppen AB                            4,929  182,846       0.1%
    Industrial & Financial Systems Class B    1,044   36,140       0.0%
#   Indutrade AB                              3,160  154,372       0.1%
#   Intrum Justitia AB                        4,904  154,438       0.1%
#   JM AB                                     9,141  271,963       0.1%
    KappAhl AB                                2,817   12,859       0.0%
*   Karolinska Development AB Class B         2,570    3,697       0.0%
#   KNOW IT AB                                1,527   10,004       0.0%
#   Kungsleden AB                            11,370   82,761       0.0%
    Lagercrantz AB Class B                    1,289   27,905       0.0%
    Lindab International AB                   5,778   50,464       0.0%
#   Loomis AB Class B                         7,048  225,884       0.1%
*   Lundin Petroleum AB                       6,632  107,351       0.0%
    Meda AB Class A                          20,947  351,604       0.1%
#*  Medivir AB Class B                        2,235   24,474       0.0%
#   Mekonomen AB                              2,006   49,912       0.0%
    Millicom International Cellular SA        2,831  220,865       0.1%
    Modern Times Group AB Class B               823   27,369       0.0%
    MQ Holding AB                             4,787   22,862       0.0%
#   Mycronic AB                               9,725   70,698       0.0%
    NCC AB Class A                              374   12,340       0.0%
    NCC AB Class B                            6,486  212,701       0.1%
*   Net Insight AB Class B                   41,405   16,032       0.0%
    New Wave Group AB Class B                 4,131   21,668       0.0%
    Nibe Industrier AB Class B                6,676  177,819       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
SWEDEN -- (Continued)
    Nobia AB                                 10,817 $   117,096       0.0%
#   Nolato AB Class B                         3,068      73,645       0.0%
    Nordea Bank AB                           46,831     594,995       0.2%
#   Nordnet AB Class B                        5,225      23,863       0.0%
    OEM International AB Class B                160       2,106       0.0%
#   Peab AB                                  15,508     130,793       0.0%
*   Pricer AB Class B                        19,106      18,292       0.0%
#   Proffice AB Class B                         638       1,607       0.0%
#   Ratos AB Class B                         12,164      82,941       0.0%
    Rezidor Hotel Group AB                    1,246       5,286       0.0%
    Sagax AB Class B                            388       2,685       0.0%
#   Sandvik AB                               28,022     354,172       0.1%
#*  SAS AB                                   23,872      46,131       0.0%
    Sectra AB Class B                           385       5,528       0.0%
    Securitas AB Class B                     21,227     317,441       0.1%
    Semcon AB                                 1,792      12,212       0.0%
    Skandinaviska Enskilda Banken AB Class A 26,783     338,448       0.1%
    Skanska AB Class B                        9,319     207,377       0.1%
    SkiStar AB                                  194       2,332       0.0%
#*  SSAB AB Class A(B17H0S8)                 15,487      93,688       0.0%
#*  SSAB AB Class A(BPRBWK4)                  2,180      13,183       0.0%
*   SSAB AB Class B(B17H3F6)                 12,275      63,752       0.0%
*   SSAB AB Class B(BPRBWM6)                  5,564      29,337       0.0%
    Svenska Cellulosa AB SCA Class A          1,418      35,949       0.0%
    Svenska Cellulosa AB SCA Class B         20,936     529,575       0.1%
    Svenska Handelsbanken AB Class A          7,188     331,790       0.1%
    Svenska Handelsbanken AB Class B            508      23,158       0.0%
#   Sweco AB Class B                          2,697      35,504       0.0%
    Swedbank AB Class A                      20,347     473,122       0.1%
*   Swedish Orphan Biovitrum AB               3,961      63,660       0.0%
#   Systemair AB                                168       2,318       0.0%
    Tele2 AB Class B                         29,079     387,849       0.1%
    TeliaSonera AB                           72,492     450,692       0.1%
    Transmode AB                                457       6,272       0.0%
    Trelleborg AB Class B                    15,682     307,323       0.1%
    Tribona AB                                2,189      10,060       0.0%
    Wallenstam AB Class B                     4,684      78,973       0.0%
    Wihlborgs Fastigheter AB                  1,610      31,161       0.0%
                                                    -----------       ---
TOTAL SWEDEN                                         11,904,060       3.0%
                                                    -----------       ---
SWITZERLAND -- (4.5%)
    ABB, Ltd.                                66,532   1,457,878       0.4%
    ABB, Ltd. Sponsored ADR                   8,786     191,271       0.1%
    Actelion, Ltd.                            2,042     268,688       0.1%
    Adecco SA                                 7,490     610,410       0.2%
#*  AFG Arbonia-Forster Holding AG              731      15,595       0.0%
    Allreal Holding AG                          833     119,511       0.0%
*   Alpiq Holding AG                            189      16,490       0.0%
    ams AG                                    3,816     207,466       0.1%
    APG SGA SA                                   94      38,808       0.0%
    Aryzta AG                                 6,697     451,894       0.1%
    Ascom Holding AG                          3,479      61,941       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SWITZERLAND -- (Continued)
    Autoneum Holding AG                         415 $ 91,642       0.0%
    Baloise Holding AG                        3,404  442,983       0.1%
    Bank Coop AG                                318   14,238       0.0%
    Banque Cantonale de Geneve                   19    4,895       0.0%
    Banque Cantonale Vaudoise                   232  136,634       0.0%
    Basler Kantonalbank                         117    8,986       0.0%
    Belimo Holding AG                            29   70,365       0.0%
    Bell AG                                       6   16,069       0.0%
    Bellevue Group AG                           470    6,965       0.0%
#   Berner Kantonalbank AG                      151   32,336       0.0%
    BKW AG                                    1,274   50,110       0.0%
    Bobst Group SA                              987   45,027       0.0%
    Bossard Holding AG Class A                  694   82,814       0.0%
#   Bucher Industries AG                        742  186,500       0.1%
    Burckhardt Compression Holding AG           148   64,443       0.0%
    Burkhalter Holding AG                       390   47,625       0.0%
    Calida Holding AG                           368   14,610       0.0%
    Carlo Gavazzi Holding AG                     35    8,253       0.0%
    Cham Paper Holding AG                         3      820       0.0%
*   Charles Voegele Holding AG                1,259   17,087       0.0%
    Chocoladefabriken Lindt & Sprungli AG         1   64,324       0.0%
    Cie Financiere Richemont SA              10,756  958,714       0.3%
    Cie Financiere Tradition SA                  83    5,898       0.0%
    Clariant AG                              33,387  733,000       0.2%
    Coltene Holding AG                          595   52,620       0.0%
    Conzzeta AG                                  10   37,700       0.0%
    Credit Suisse Group AG                   12,700  336,132       0.1%
    Credit Suisse Group AG Sponsored ADR     10,293  265,251       0.1%
#   Daetwyler Holding AG                        556   78,916       0.0%
    DKSH Holding AG                           2,163  170,221       0.1%
    EFG International AG                      5,422   79,584       0.0%
    Emmi AG                                     175   57,995       0.0%
    EMS-Chemie Holding AG                       165   69,249       0.0%
    Energiedienst Holding AG                    346   10,112       0.0%
    Feintool International Holding AG           276   27,785       0.0%
    Flughafen Zuerich AG                        422  328,648       0.1%
    Forbo Holding AG                            138  167,134       0.1%
#   Galenica AG                                 427  398,687       0.1%
    GAM Holding AG                           16,315  368,082       0.1%
    Gategroup Holding AG                      2,698   94,343       0.0%
    Geberit AG                                  761  269,526       0.1%
    Georg Fischer AG                            345  244,020       0.1%
    Givaudan SA                                 173  323,713       0.1%
#   Gurit Holding AG                              8    3,715       0.0%
    Helvetia Holding AG                         532  302,252       0.1%
    Huber & Suhner AG                         1,081   49,937       0.0%
    Implenia AG                               1,229   84,151       0.0%
    Inficon Holding AG                          176   66,902       0.0%
    Interroll Holding AG                         50   33,243       0.0%
    Intershop Holding AG                        103   44,167       0.0%
    Julius Baer Group, Ltd.                   6,259  327,601       0.1%
    Kaba Holding AG Class B                     277  181,924       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Kardex AG                                 1,084 $   64,937       0.0%
    Komax Holding AG                            354     65,105       0.0%
    Kudelski SA                               2,754     41,296       0.0%
    Kuehne + Nagel International AG           1,044    156,584       0.1%
#   Kuoni Reisen Holding AG                     320    107,512       0.0%
    LEM Holding SA                               41     36,328       0.0%
    Liechtensteinische Landesbank AG            747     30,269       0.0%
    Logitech International SA                13,713    204,461       0.1%
    Luzerner Kantonalbank AG                    180     69,815       0.0%
    MCH Group AG                                 97      6,424       0.0%
    Metall Zug AG                                17     48,214       0.0%
#*  Meyer Burger Technology AG                3,938     26,933       0.0%
    Micronas Semiconductor Holding AG         2,725     16,605       0.0%
*   Mobilezone Holding AG                     1,960     30,785       0.0%
    Mobimo Holding AG                           555    123,841       0.0%
    OC Oerlikon Corp. AG                     10,442    136,597       0.0%
*   Orascom Development Holding AG            1,275     19,808       0.0%
    Orior AG                                    610     37,030       0.0%
    Panalpina Welttransport Holding AG          605     84,368       0.0%
    Partners Group Holding AG                   542    169,882       0.1%
    Phoenix Mecano AG                            25     12,195       0.0%
    Rieter Holding AG                           297     48,923       0.0%
    Romande Energie Holding SA                    3      3,691       0.0%
    Schaffner Holding AG                         96     25,403       0.0%
*   Schmolz + Bickenbach AG                  51,419     49,544       0.0%
    Schweiter Technologies AG                    92     80,043       0.0%
    SGS SA                                       92    178,259       0.1%
    Siegfried Holding AG                        395     67,143       0.0%
    Sika AG                                      52    178,482       0.1%
    Sonova Holding AG                           670     92,564       0.0%
    St Galler Kantonalbank AG                    92     35,103       0.0%
    Straumann Holding AG                        349     98,744       0.0%
    Sulzer AG                                 1,832    204,429       0.1%
    Swatch Group AG (The)(7184725)              866    387,150       0.1%
    Swatch Group AG (The)(7184736)            1,593    141,148       0.0%
    Swiss Life Holding AG                     2,299    545,555       0.1%
    Swiss Re AG                               6,355    563,735       0.2%
    Swisscom AG                                 487    289,524       0.1%
    Swissquote Group Holding SA                 701     22,365       0.0%
    Syngenta AG                               4,215  1,410,463       0.4%
    Tamedia AG                                    5        874       0.0%
    Temenos Group AG                          3,114    113,163       0.0%
    U-Blox AG                                   460     87,338       0.0%
*   UBS Group AG                             36,724    737,051       0.2%
    Valiant Holding AG                        1,299    117,113       0.0%
    Valora Holding AG                           203     45,558       0.0%
    Vaudoise Assurances Holding SA Class B       77     43,146       0.0%
    Vetropack Holding AG                          6     10,230       0.0%
    Vontobel Holding AG                       2,436    108,226       0.0%
    VP Bank AG                                  476     40,081       0.0%
    Walliser Kantonalbank                         1        785       0.0%
    Walter Meier AG                              85      3,825       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
SWITZERLAND -- (Continued)
*   Zehnder Group AG                            895 $    42,382       0.0%
    Zug Estates Holding AG                       17      26,016       0.0%
    Zuger Kantonalbank AG                         3      15,413       0.0%
    Zurich Insurance Group AG                 2,736     844,475       0.2%
                                                    -----------       ---
TOTAL SWITZERLAND                                    19,164,833       4.9%
                                                    -----------       ---
UNITED KINGDOM -- (16.9%)
    A.G.BARR P.L.C.                           8,489      81,373       0.0%
    Aberdeen Asset Management P.L.C.         53,862     391,117       0.1%
    Acacia Mining P.L.C.                     17,598      78,047       0.0%
    Acal P.L.C.                               2,600      11,767       0.0%
    Admiral Group P.L.C.                      8,363     199,421       0.1%
#*  Afren P.L.C.                             38,660       1,971       0.0%
*   Aga Rangemaster Group P.L.C.              4,443       6,464       0.0%
    Aggreko P.L.C.                           17,605     444,099       0.1%
    Alent P.L.C.                             25,604     142,189       0.0%
    Amec Foster Wheeler P.L.C.               15,508     217,130       0.1%
    Amlin P.L.C.                             39,157     274,412       0.1%
    Anglo American P.L.C.                    47,941     812,241       0.2%
    Anglo Pacific Group P.L.C.                4,249       6,205       0.0%
    Anite P.L.C.                             21,229      27,594       0.0%
#   Antofagasta P.L.C.                       22,963     274,851       0.1%
    ARM Holdings P.L.C. Sponsored ADR         5,913     301,504       0.1%
#   Ashmore Group P.L.C.                     31,150     147,255       0.0%
    Ashtead Group P.L.C.                     27,215     466,671       0.1%
    Associated British Foods P.L.C.           2,994     130,713       0.0%
    Aveva Group P.L.C.                        1,147      29,680       0.0%
    Aviva P.L.C.                             68,164     548,410       0.1%
#   Aviva P.L.C. Sponsored ADR               55,842     900,173       0.2%
    Avon Rubber P.L.C.                        1,058      12,570       0.0%
    Balfour Beatty P.L.C.                    50,544     187,077       0.1%
    Bank of Georgia Holdings P.L.C.           2,325      63,852       0.0%
    Barclays P.L.C. Sponsored ADR            83,793   1,318,902       0.3%
    Barratt Developments P.L.C.              64,539     512,010       0.1%
    BBA Aviation P.L.C.                      36,171     190,324       0.1%
    Beazley P.L.C.                           49,799     214,165       0.1%
    Bellway P.L.C.                            8,798     267,479       0.1%
    Berendsen P.L.C.                         20,147     320,288       0.1%
    Berkeley Group Holdings P.L.C.            8,922     343,521       0.1%
    BG Group P.L.C.                          91,584   1,658,911       0.4%
    BHP Billiton P.L.C. ADR                   8,876     428,711       0.1%
    Bloomsbury Publishing P.L.C.                364         936       0.0%
    Bodycote P.L.C.                          18,325     192,992       0.1%
    Bovis Homes Group P.L.C.                 11,775     167,657       0.1%
    BP P.L.C. Sponsored ADR                  31,150   1,344,434       0.3%
    Braemar Shipping Services P.L.C.            266       1,786       0.0%
    Brammer P.L.C.                            7,778      45,282       0.0%
    Brewin Dolphin Holdings P.L.C.           30,285     157,280       0.0%
    British Polythene Industries P.L.C.       1,323      14,080       0.0%
    Britvic P.L.C.                           15,673     174,058       0.1%
    BT Group P.L.C.                          63,535     443,130       0.1%
    BT Group P.L.C. Sponsored ADR               804      56,184       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
UNITED KINGDOM -- (Continued)
*   BTG P.L.C.                                 9,457 $104,349       0.0%
    Bunzl P.L.C.                              13,367  375,843       0.1%
    Burberry Group P.L.C.                      8,955  238,731       0.1%
    Cable & Wireless Communications P.L.C.   325,270  335,299       0.1%
    Cape P.L.C.                               10,925   44,266       0.0%
    Capita P.L.C.                             14,523  254,199       0.1%
    Carillion P.L.C.                          35,109  175,171       0.1%
    Carnival P.L.C. ADR                        4,741  214,720       0.1%
    Catlin Group, Ltd.                        36,426  392,460       0.1%
    Centamin P.L.C.                           90,131   88,028       0.0%
#   Centrica P.L.C.                          144,274  563,316       0.2%
    Chesnara P.L.C.                            4,234   20,796       0.0%
    Chime Communications P.L.C.                3,364   14,988       0.0%
    Cineworld Group P.L.C.                    14,486  108,196       0.0%
    Clarkson P.L.C.                              575   19,992       0.0%
    Close Brothers Group P.L.C.               12,180  284,713       0.1%
    Coca-Cola HBC AG                          11,942  251,937       0.1%
*   Colt Group SA                             39,681   90,706       0.0%
    Communisis P.L.C.                         19,147   16,749       0.0%
    Compass Group P.L.C.                      15,640  276,483       0.1%
    Computacenter P.L.C.                       7,894   84,752       0.0%
    Connect Group P.L.C.                      13,438   32,704       0.0%
    Consort Medical P.L.C.                     2,681   38,590       0.0%
    Costain Group P.L.C.                       6,066   29,718       0.0%
    Cranswick P.L.C.                           3,289   71,990       0.0%
    Croda International P.L.C.                 6,648  288,501       0.1%
    CSR P.L.C.                                 6,436   86,760       0.0%
    CSR P.L.C. ADR                               300   16,113       0.0%
    Daily Mail & General Trust P.L.C.         18,343  252,153       0.1%
    Dairy Crest Group P.L.C.                  14,607  102,120       0.0%
    Darty P.L.C.                              22,589   25,924       0.0%
    DCC P.L.C.                                 5,065  322,203       0.1%
    De La Rue P.L.C.                           3,009   25,287       0.0%
    Debenhams P.L.C.                         113,383  155,755       0.0%
    Dechra Pharmaceuticals P.L.C.              9,794  153,933       0.0%
    Development Securities P.L.C.              8,612   33,441       0.0%
    Devro P.L.C.                              16,573   74,213       0.0%
#   Dialight P.L.C.                            2,572   27,600       0.0%
    Dignity P.L.C.                             3,029   94,482       0.0%
    Diploma P.L.C.                            11,689  143,379       0.0%
    Direct Line Insurance Group P.L.C.        83,045  405,430       0.1%
    Dixons Carphone P.L.C.                    67,817  440,121       0.1%
    Domino Printing Sciences P.L.C.            8,465  118,762       0.0%
    Domino's Pizza Group P.L.C.               10,707  129,536       0.0%
    Drax Group P.L.C.                         26,672  162,961       0.0%
    DS Smith P.L.C.                           94,017  502,704       0.1%
    Dunelm Group P.L.C.                        5,826   80,207       0.0%
    E2V Technologies P.L.C.                    4,061   14,470       0.0%
    easyJet P.L.C.                             6,175  170,743       0.1%
    Electrocomponents P.L.C.                  41,613  153,746       0.0%
    Elementis P.L.C.                          49,115  228,559       0.1%
*   EnQuest P.L.C.                            35,903   28,847       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Euromoney Institutional Investor P.L.C.    2,696 $   47,243       0.0%
    Evraz P.L.C.                              35,679    103,616       0.0%
    Experian P.L.C.                           21,711    387,764       0.1%
    Fenner P.L.C.                              8,670     27,862       0.0%
    Ferrexpo P.L.C.                            6,501      7,793       0.0%
    Fidessa Group P.L.C.                       2,534     86,503       0.0%
*   Firstgroup P.L.C.                         57,503     87,343       0.0%
*   Fortune Oil CVR                           39,408        302       0.0%
    Fresnillo P.L.C.                           7,465     82,795       0.0%
    G4S P.L.C.                               107,789    483,489       0.1%
    Galliford Try P.L.C.                       6,019    138,498       0.0%
*   Gem Diamonds, Ltd.                         9,072     19,397       0.0%
    Genus P.L.C.                               3,112     64,417       0.0%
    GKN P.L.C.                               120,982    648,897       0.2%
    Glencore P.L.C.                          127,639    606,358       0.2%
    Go-Ahead Group P.L.C.                      2,800    105,725       0.0%
    Grafton Group P.L.C.                       9,796    123,622       0.0%
    Greencore Group P.L.C.                    38,133    206,932       0.1%
    Greggs P.L.C.                             12,118    220,228       0.1%
    Halfords Group P.L.C.                     22,263    155,048       0.0%
    Halma P.L.C.                              38,523    419,549       0.1%
    Hargreaves Lansdown P.L.C.                 9,414    176,840       0.1%
    Hays P.L.C.                               96,072    225,803       0.1%
    Helical Bar P.L.C.                         8,751     52,212       0.0%
    Henderson Group P.L.C.                    87,343    372,693       0.1%
    Hill & Smith Holdings P.L.C.               5,806     61,890       0.0%
    Hiscox, Ltd.                              18,071    227,681       0.1%
*   Hochschild Mining P.L.C.                  11,244     16,865       0.0%
    Home Retail Group P.L.C.                  80,823    206,530       0.1%
    Homeserve P.L.C.                          33,852    197,818       0.1%
    Howden Joinery Group P.L.C.               44,234    314,894       0.1%
    HSBC Holdings P.L.C. Sponsored ADR        48,634  2,413,705       0.6%
    Hunting P.L.C.                             8,068     72,438       0.0%
    ICAP P.L.C.                               51,098    434,421       0.1%
    IG Group Holdings P.L.C.                  32,395    365,258       0.1%
*   Imagination Technologies Group P.L.C.      8,047     24,185       0.0%
    IMI P.L.C.                                 9,901    189,733       0.1%
    Inchcape P.L.C.                           35,233    448,166       0.1%
    Informa P.L.C.                            60,524    515,456       0.1%
    Inmarsat P.L.C.                           27,864    429,066       0.1%
    Innovation Group P.L.C.                   81,832     35,703       0.0%
    InterContinental Hotels Group P.L.C.       5,094    217,828       0.1%
    InterContinental Hotels Group P.L.C. ADR   4,854    206,819       0.1%
*   International Consolidated Airlines
      Group SA                                30,325    251,505       0.1%
    Interserve P.L.C.                         10,953     97,008       0.0%
    Intertek Group P.L.C.                      7,295    291,548       0.1%
    Investec P.L.C.                           35,556    339,521       0.1%
*   IP Group P.L.C.                            5,573     16,772       0.0%
    ITE Group P.L.C.                          12,657     36,505       0.0%
    ITV P.L.C.                                77,270    300,002       0.1%
    J Sainsbury P.L.C.                        67,927    282,446       0.1%
    James Fisher & Sons P.L.C.                 4,215     74,532       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Jardine Lloyd Thompson Group P.L.C.        8,461 $  137,791       0.0%
    JD Sports Fashion P.L.C.                   6,772     59,558       0.0%
    John Menzies P.L.C.                        3,951     23,654       0.0%
    John Wood Group P.L.C.                    24,895    262,305       0.1%
    Johnson Matthey P.L.C.                     5,045    257,945       0.1%
*   Johnston Press P.L.C.                      4,678     11,284       0.0%
    Jupiter Fund Management P.L.C.            27,612    181,804       0.1%
*   KAZ Minerals P.L.C.                       28,842    114,707       0.0%
    Kcom Group P.L.C.                         35,136     49,396       0.0%
    Keller Group P.L.C.                        4,335     66,308       0.0%
    Kier Group P.L.C.                          7,063    175,207       0.1%
    Kingfisher P.L.C.                         61,182    328,702       0.1%
    Laird P.L.C.                              19,504    107,259       0.0%
*   Lamprell P.L.C.                           19,335     41,640       0.0%
    Lancashire Holdings, Ltd.                 15,705    153,528       0.0%
    Lavendon Group P.L.C.                      5,985     15,983       0.0%
    Legal & General Group P.L.C.              95,022    377,720       0.1%
*   Liberty Global P.L.C. Class A                731     38,098       0.0%
*   Liberty Global P.L.C. Series C             1,803     90,948       0.0%
    Lloyds Banking Group P.L.C.              223,714    264,939       0.1%
    Lloyds Banking Group P.L.C. ADR          394,879  1,883,573       0.5%
    London Stock Exchange Group P.L.C.         7,827    304,680       0.1%
#*  Lonmin P.L.C.                             19,058     42,128       0.0%
    Lookers P.L.C.                            25,196     60,467       0.0%
    Low & Bonar P.L.C.                        15,615     14,815       0.0%
    Man Group P.L.C.                         121,315    357,698       0.1%
    Marks & Spencer Group P.L.C.              42,835    362,748       0.1%
    Marshalls P.L.C.                           4,937     20,523       0.0%
    McBride P.L.C.(0574635)                   12,379     17,855       0.0%
*   McBride P.L.C.(BVXC225)                  210,443        323       0.0%
    Mears Group P.L.C.                         6,031     39,590       0.0%
    Melrose Industries P.L.C.                 69,840    283,410       0.1%
    Michael Page International P.L.C.         18,087    147,353       0.0%
    Micro Focus International P.L.C.           9,945    191,419       0.1%
    Millennium & Copthorne Hotels P.L.C.      14,939    132,629       0.0%
    Mitie Group P.L.C.                        40,129    176,031       0.1%
    Mondi P.L.C.                              29,021    587,622       0.2%
    Moneysupermarket.com Group P.L.C.         25,914    111,043       0.0%
    Morgan Advanced Materials P.L.C.          28,809    147,970       0.0%
    Morgan Sindall Group P.L.C.                3,994     48,022       0.0%
    N Brown Group P.L.C.                      11,749     61,680       0.0%
    National Express Group P.L.C.             45,635    200,976       0.1%
    National Grid P.L.C. Sponsored ADR         6,090    410,649       0.1%
    NCC Group P.L.C.                           3,164     10,077       0.0%
    Next P.L.C.                                3,106    349,209       0.1%
    Northgate P.L.C.                          15,158    150,140       0.0%
    Novae Group P.L.C.                           922      9,843       0.0%
    Old Mutual P.L.C.                        124,851    447,855       0.1%
*   Ophir Energy P.L.C.                        1,120      2,441       0.0%
*   Optos P.L.C.                                 998      5,209       0.0%
    Oxford Instruments P.L.C.                  1,329     18,920       0.0%
    Pace P.L.C.                               37,742    239,291       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    PayPoint P.L.C.                         1,087 $   14,176       0.0%
    Pearson P.L.C. Sponsored ADR           24,285    491,528       0.1%
    Pendragon P.L.C.                       21,003     11,882       0.0%
    Pennon Group P.L.C.                    20,604    270,418       0.1%
    Persimmon P.L.C.                       20,752    538,812       0.1%
*   Petra Diamonds, Ltd.                   30,011     71,978       0.0%
    Petrofac, Ltd.                         17,965    239,784       0.1%
*   Petropavlovsk P.L.C.                   19,536      1,892       0.0%
    Phoenix Group Holdings                 10,885    140,475       0.0%
    Photo-Me International P.L.C.           6,189     13,232       0.0%
    Premier Farnell P.L.C.                 22,119     64,541       0.0%
*   Premier Foods P.L.C.                   35,747     25,228       0.0%
*   Premier Oil P.L.C.                     19,744     52,819       0.0%
    Prudential P.L.C. ADR                   9,806    489,417       0.1%
    PZ Cussons P.L.C.                      17,754     97,274       0.0%
*   Quintain Estates & Development
      P.L.C.                               42,664     62,761       0.0%
    Randgold Resources, Ltd.                4,562    347,171       0.1%
*   Raven Russia, Ltd.                      7,725      6,097       0.0%
    Redrow P.L.C.                          16,426     93,039       0.0%
    Reed Elsevier P.L.C. Sponsored ADR      7,532    497,941       0.1%
    Regus P.L.C.                           67,276    256,948       0.1%
    Renishaw P.L.C.                         1,952     74,862       0.0%
    Rentokil Initial P.L.C.               125,246    257,596       0.1%
    Rexam P.L.C.                           56,242    499,191       0.1%
    Ricardo P.L.C.                          4,864     63,072       0.0%
    Rightmove P.L.C.                        5,993    290,117       0.1%
    Rio Tinto P.L.C. Sponsored ADR         26,994  1,209,061       0.3%
    Rolls-Royce Holdings
      P.L.C.(B63H849)                      26,156    417,002       0.1%
*   Rolls-Royce Holdings
      P.L.C.(BVYJ8N8)                   3,687,996      5,661       0.0%
    Rotork P.L.C.                           4,328    156,178       0.0%
*   Royal Bank of Scotland Group
      P.L.C. Sponsored ADR                 25,799    266,762       0.1%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                       35,115  2,227,344       0.6%
#   Royal Dutch Shell P.L.C.
      ADR(B03MM73)                         28,570  1,845,336       0.5%
    RPC Group P.L.C.                       28,434    261,321       0.1%
    RPS Group P.L.C.                       14,182     46,354       0.0%
    RSA Insurance Group P.L.C.             68,152    445,834       0.1%
    Sage Group P.L.C. (The)                56,466    419,836       0.1%
    Savills P.L.C.                         12,676    160,536       0.0%
    Schroders P.L.C.(0239581)               1,147     42,969       0.0%
    Schroders P.L.C.(0240549)               1,837     91,112       0.0%
    SDL P.L.C.                              6,858     48,993       0.0%
    Senior P.L.C.                          43,233    207,598       0.1%
    Sepura P.L.C.                           4,663      9,361       0.0%
    Serco Group P.L.C.                     18,803     38,413       0.0%
*   Severfield P.L.C.                       3,577      3,510       0.0%
    Severn Trent P.L.C.                     7,542    245,596       0.1%
    Shanks Group P.L.C.                    39,825     65,194       0.0%
    Shire P.L.C.                            7,125    579,003       0.2%
    SIG P.L.C.                             41,054    122,004       0.0%
    Sky P.L.C.                             20,494    337,904       0.1%
*   Skyepharma P.L.C.                      10,240     47,213       0.0%
    Smith & Nephew P.L.C.                  10,869    184,984       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Smith & Nephew P.L.C. Sponsored ADR          750 $   25,417       0.0%
    Smiths Group P.L.C.                       18,437    322,766       0.1%
    Soco International P.L.C.                 16,515     45,667       0.0%
    Spectris P.L.C.                            9,599    315,477       0.1%
    Speedy Hire P.L.C.                        39,882     45,303       0.0%
    Spirax-Sarco Engineering P.L.C.            6,309    326,567       0.1%
    Spirent Communications P.L.C.             27,560     36,895       0.0%
*   Sports Direct International P.L.C.        12,620    119,290       0.0%
    SSE P.L.C.                                25,212    597,366       0.2%
    St Ives P.L.C.                             2,904      7,716       0.0%
    St James's Place P.L.C.                   35,397    482,840       0.1%
    ST Modwen Properties P.L.C.               16,551    110,293       0.0%
    Stagecoach Group P.L.C.                   27,130    150,784       0.0%
    Standard Chartered P.L.C.                 31,514    515,953       0.1%
    Standard Life P.L.C.                      41,507    296,702       0.1%
    Sthree P.L.C.                              3,281     18,775       0.0%
    Stobart Group, Ltd.                        4,060      6,735       0.0%
*   SuperGroup P.L.C.                          4,747     75,089       0.0%
    Synergy Health P.L.C.                      5,922    200,851       0.1%
    Synthomer P.L.C.                          25,015    122,457       0.0%
#   TalkTalk Telecom Group P.L.C.             37,069    207,227       0.1%
    Tate & Lyle P.L.C.                        50,880    463,518       0.1%
    Taylor Wimpey P.L.C.                     209,117    530,986       0.1%
    Ted Baker P.L.C.                           1,597     69,751       0.0%
    Telecity Group P.L.C.                     20,003    271,329       0.1%
    Telecom Plus P.L.C.                        1,641     19,275       0.0%
    Tesco P.L.C.                             172,869    582,684       0.2%
*   Thomas Cook Group P.L.C.                  98,058    215,079       0.1%
    Topps Tiles P.L.C.                         9,851     17,492       0.0%
    Travis Perkins P.L.C.                     15,892    505,130       0.1%
*   Trinity Mirror P.L.C.                     24,604     69,307       0.0%
    TT electronics P.L.C.                     14,705     30,081       0.0%
    TUI AG(5666292)                           17,393    324,221       0.1%
    TUI AG(B11LJN4)                            8,571    159,819       0.0%
    Tullett Prebon P.L.C.                     14,238     77,966       0.0%
    Tullow Oil P.L.C.                         16,836    106,893       0.0%
    UBM P.L.C.                                23,138    199,740       0.1%
    UDG Healthcare P.L.C.                     16,750    136,886       0.0%
    Unilever P.L.C. Sponsored ADR              9,942    435,658       0.1%
    UNITE Group P.L.C. (The)                  15,780    144,998       0.0%
    United Utilities Group P.L.C.             18,997    282,603       0.1%
    UTV Media P.L.C.                           3,863     10,654       0.0%
*   Vectura Group P.L.C.                      12,906     30,875       0.0%
    Vedanta Resources P.L.C.                   7,796     74,878       0.0%
    Vesuvius P.L.C.                           14,320     99,589       0.0%
    Victrex P.L.C.                             8,305    251,364       0.1%
    Vitec Group P.L.C. (The)                     435      4,353       0.0%
    Vodafone Group P.L.C.                    450,337  1,586,629       0.4%
    Weir Group P.L.C. (The)                   12,266    352,653       0.1%
    WH Smith P.L.C.                            7,748    169,992       0.1%
    Whitbread P.L.C.                           4,718    378,852       0.1%
*   Wincanton P.L.C.                           4,428     10,586       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
      WM Morrison Supermarkets P.L.C.      181,671 $    517,995        0.1%
      Wolseley P.L.C.                        6,329      374,313        0.1%
      WPP P.L.C.                            25,033      583,806        0.2%
      WS Atkins P.L.C.                       6,335      129,982        0.0%
      Xaar P.L.C.                            1,394        9,382        0.0%
      Xchanging P.L.C.                      14,556       27,224        0.0%
                                                   ------------      -----
TOTAL UNITED KINGDOM                                 72,233,794       18.4%
                                                   ------------      -----
UNITED STATES -- (0.0%)
      Ormat Technologies, Inc.               1,655       61,553        0.0%
                                                   ------------      -----
TOTAL COMMON STOCKS                                 389,972,275       99.4%
                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Seven West Media, Ltd. Rights
        05/28/15                            44,935           --        0.0%
                                                   ------------      -----
BELGIUM -- (0.0%)
*     Recticel SA Rights 05/07/15            2,190        2,017        0.0%
                                                   ------------      -----
CANADA -- (0.0%)
*     Constellation Software, Inc.
        Rights 09/15/15                        700          209        0.0%
                                                   ------------      -----
HONG KONG -- (0.0%)
*     Haitong International Securities
        Group, Ltd. Rights 05/15/15         58,000       38,539        0.0%
                                                   ------------      -----
ITALY -- (0.0%)
*     UnipolSai SpA Rights
        05/15/15(BWXTV26)                   49,812           --        0.0%
*     UnipolSai SpA Rights
        05/15/15(BWXT933)                   49,812           --        0.0%
                                                   ------------      -----
TOTAL ITALY                                                  --        0.0%
                                                   ------------      -----
SPAIN -- (0.0%)
*     Banco Popular Espanol SA Rights       43,297          826        0.0%
*     Banco Santander SA Rights            235,438       38,827        0.0%
                                                   ------------      -----
TOTAL SPAIN                                              39,653        0.0%
                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                    80,418        0.0%
                                                   ------------      -----

                                                     VALUE+
                                                   ------------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund     3,157,160   36,528,338        9.3%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $410,581,766)                              $426,581,031      108.7%
                                                   ============      =====

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia                   $   104,807 $ 25,574,172   --    $ 25,678,979
     Austria                              --    1,914,062   --       1,914,062
     Belgium                          55,575    5,374,753   --       5,430,328
     Canada                       41,426,570           --   --      41,426,570
     China                                --       68,599   --          68,599
     Denmark                              --    4,852,256   --       4,852,256
     Finland                              --    5,093,294   --       5,093,294
     France                          254,850   29,800,419   --      30,055,269
     Germany                         905,150   21,686,338   --      22,591,488
     Hong Kong                        11,164   11,381,726   --      11,392,890
     Ireland                         707,107    1,250,805   --       1,957,912
     Israel                          324,393    1,794,547   --       2,118,940
     Italy                           198,449   11,178,932   --      11,377,381
     Japan                           122,921   87,705,557   --      87,828,478
     Netherlands                   1,839,974    8,821,591   --      10,661,565
     New Zealand                          --    1,307,944   --       1,307,944
     Norway                          232,712    3,673,857   --       3,906,569
     Portugal                             --    1,236,772   --       1,236,772
     Singapore                         2,132    5,684,199   --       5,686,331
     Spain                            54,310   11,968,098   --      12,022,408
     Sweden                               --   11,904,060   --      11,904,060
     Switzerland                   1,398,034   17,766,799   --      19,164,833
     United Kingdom               17,118,206   55,115,588   --      72,233,794
     United States                    61,553           --   --          61,553
  Rights/Warrants
     Australia                            --           --   --              --
     Belgium                              --        2,017   --           2,017
     Canada                               --          209   --             209
     Hong Kong                            --       38,539   --          38,539
     Italy                                --           --   --              --
     Spain                                --       39,653   --          39,653
  Securities Lending Collateral           --   36,528,338   --      36,528,338
                                 ----------- ------------   --    ------------
  TOTAL                          $64,817,907 $361,763,124   --    $426,581,031
                                 =========== ============   ==    ============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
COMMON STOCKS -- (91.5%)

BRAZIL -- (5.8%)
*   Abril Educacao SA                            300 $    1,231       0.0%
    AES Tiete SA                              40,415    194,500       0.0%
    Aliansce Shopping Centers SA              38,391    216,869       0.0%
    Alupar Investimento SA                    21,356    131,058       0.0%
    Arezzo Industria e Comercio SA            21,828    178,003       0.0%
*   B2W Cia Digital                           24,632    223,759       0.0%
    Banco Bradesco SA                        218,980  2,183,295       0.2%
    Banco do Brasil SA                       239,970  2,120,182       0.2%
    BB Seguridade Participacoes SA            58,200    680,911       0.1%
    Bematech SA                               30,200     97,728       0.0%
*   BHG SA - Brazil Hospitality Group         12,800     80,718       0.0%
    BM&FBovespa SA                           595,075  2,451,047       0.2%
    BR Malls Participacoes SA                214,952  1,170,020       0.1%
    Brasil Brokers Participacoes SA           52,200     47,644       0.0%
    Brasil Insurance Participacoes e
      Administracao SA                        18,970     11,648       0.0%
*   BrasilAgro - Co. Brasileira de
      Propriedades Agricolas                   2,800      8,717       0.0%
#   Braskem SA Sponsored ADR                  64,833    538,114       0.1%
*   Brazil Pharma SA                          40,269      9,757       0.0%
    BRF SA                                   101,200  2,163,089       0.2%
    BRF SA ADR                                52,139  1,119,424       0.1%
    CCR SA                                   343,703  1,893,649       0.2%
    Centrais Eletricas Brasileiras SA        143,882    348,608       0.0%
#   Centrais Eletricas Brasileiras SA ADR     17,139     49,189       0.0%
    CETIP SA - Mercados Organizados          122,846  1,408,696       0.1%
    Cia Brasileira de Distribuicao ADR        19,886    666,976       0.1%
    Cia de Saneamento Basico do Estado de
      Sao Paulo                               61,549    363,621       0.0%
#   Cia de Saneamento Basico do Estado de
      Sao Paulo ADR                           37,154    218,837       0.0%
    Cia de Saneamento de Minas Gerais-COPASA  25,500    153,612       0.0%
    Cia Energetica de Minas Gerais            19,209     92,697       0.0%
    Cia Hering                                78,848    458,231       0.1%
    Cia Paranaense de Energia                  8,100     61,564       0.0%
    Cia Paranaense de Energia Sponsored ADR   12,235    133,851       0.0%
*   Cia Providencia Industria e Comercio SA    2,200      6,243       0.0%
#   Cia Siderurgica Nacional SA Sponsored
      ADR                                    366,608    986,176       0.1%
    Cielo SA                                 246,183  3,426,843       0.3%
    Contax Participacoes SA                    6,500     16,935       0.0%
*   Cosan Logistica SA                        21,528     17,148       0.0%
    Cosan SA Industria e Comercio             36,328    355,690       0.0%
    CPFL Energia SA                          120,873    797,141       0.1%
    Cyrela Brazil Realty SA Empreendimentos
      e Participacoes                        154,100    599,941       0.1%
    Cyrela Commercial Properties SA
      Empreendimentos e Participacoes          2,400      7,993       0.0%
    Direcional Engenharia SA                  21,200     44,892       0.0%
    Duratex SA                               114,223    321,862       0.0%
    EcoRodovias Infraestrutura e Logistica
      SA                                      79,236    233,268       0.0%
    EDP - Energias do Brasil SA              134,813    512,325       0.1%
    Embraer SA                                 8,200     63,957       0.0%
    Embraer SA ADR                            75,568  2,356,210       0.2%
    Equatorial Energia SA                     91,663    974,145       0.1%
    Estacio Participacoes SA                  46,053    278,187       0.0%
    Eternit SA                                66,332     70,450       0.0%
    Even Construtora e Incorporadora SA       92,600    152,441       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
BRAZIL -- (Continued)
    Ez Tec Empreendimentos e Participacoes
      SA                                      12,300 $   78,178       0.0%
*   Fertilizantes Heringer SA                  6,700      8,005       0.0%
*   Fibria Celulose SA                        63,100    884,839       0.1%
*   Fibria Celulose SA Sponsored ADR          82,753  1,159,370       0.1%
    Fleury SA                                  3,400     18,473       0.0%
*   Forjas Taurus SA                             458        547       0.0%
    Gafisa SA                                 73,900     68,677       0.0%
#   Gafisa SA ADR                             80,334    141,388       0.0%
*   General Shopping Brasil SA                 5,100      9,056       0.0%
    Gerdau SA                                 32,500     84,137       0.0%
#   Gerdau SA Sponsored ADR                  388,350  1,304,856       0.1%
#   Gol Linhas Aereas Inteligentes SA ADR      7,500     19,050       0.0%
    Grendene SA                               38,100    227,617       0.0%
    Guararapes Confeccoes SA                   3,706    100,247       0.0%
    Helbor Empreendimentos SA                 56,990     60,150       0.0%
*   Hypermarcas SA                            95,926    632,937       0.1%
    Iguatemi Empresa de Shopping Centers SA   38,104    341,462       0.0%
    Industrias Romi SA                         3,400      2,708       0.0%
    International Meal Co. Alimentacao SA     10,300     25,639       0.0%
    Iochpe-Maxion SA                          39,700    144,941       0.0%
    Itau Unibanco Holding SA                  55,061    633,952       0.1%
    JBS SA                                   486,488  2,509,177       0.3%
    JHSF Participacoes SA                      6,000      3,744       0.0%
    JSL SA                                    42,200    162,332       0.0%
    Kepler Weber SA                            6,872     74,378       0.0%
    Klabin SA                                221,394  1,357,925       0.1%
    Kroton Educacional SA                    283,804  1,036,142       0.1%
    Light SA                                  30,598    181,276       0.0%
    Linx SA                                    1,600     23,578       0.0%
    Localiza Rent a Car SA                    86,496  1,008,228       0.1%
*   Log-in Logistica Intermodal SA            19,300     19,025       0.0%
    Lojas Americanas SA                       72,857    319,193       0.0%
    Lojas Renner SA                           57,145  1,992,427       0.2%
    LPS Brasil Consultoria de Imoveis SA      24,900     46,776       0.0%
    M Dias Branco SA                          12,400    356,161       0.0%
    Magnesita Refratarios SA                  52,285     51,193       0.0%
    Mahle-Metal Leve SA                       13,200     88,936       0.0%
    Marcopolo SA                               1,400      1,083       0.0%
*   Marfrig Global Foods SA                  106,550    149,943       0.0%
    Marisa Lojas SA                           18,883     91,628       0.0%
    Mills Estruturas e Servicos de
      Engenharia SA                           29,200     71,329       0.0%
*   Minerva SA                                82,845    241,143       0.0%
    MRV Engenharia e Participacoes SA        217,054    594,333       0.1%
    Multiplan Empreendimentos Imobiliarios
      SA                                      25,192    443,146       0.1%
    Multiplus SA                              28,000    311,323       0.0%
    Natura Cosmeticos SA                      86,700    828,743       0.1%
    Odontoprev SA                             26,100     90,957       0.0%
*   Oi SA                                     39,125     73,369       0.0%
*   Oi SA ADR(670851302)                         199        398       0.0%
#*  Oi SA ADR(670851401)                      14,138     27,286       0.0%
*   Paranapanema SA                           70,114     89,593       0.0%
*   PDG Realty SA Empreendimentos e
      Participacoes                          752,233    129,827       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA                  119,600 $   565,658       0.1%
#*  Petroleo Brasileiro SA ADR              218,298   2,073,831       0.2%
    Porto Seguro SA                          43,600     545,407       0.1%
    Portobello SA                            16,200      18,711       0.0%
    Profarma Distribuidora de Produtos
      Farmaceuticos SA                        3,800      10,077       0.0%
    QGEP Participacoes SA                    33,600      80,963       0.0%
    Raia Drogasil SA                         34,414     390,633       0.1%
    Restoque Comercio e Confeccoes de
      Roupas SA                              48,200     142,379       0.0%
    Rodobens Negocios Imobiliarios SA         8,300      20,661       0.0%
*   Rossi Residencial SA                     12,754       9,736       0.0%
*   Rumo Logistica Operadora Multimodal SA  182,836      78,888       0.0%
    Santos Brasil Participacoes SA           20,800      77,803       0.0%
    Sao Martinho SA                          19,984     254,231       0.0%
    SLC Agricola SA                          40,400     233,983       0.0%
    Smiles SA                                16,900     285,504       0.0%
    Sonae Sierra Brasil SA                   13,700      92,532       0.0%
*   Springs Global Participacoes SA          21,540       6,434       0.0%
    Sul America SA                           81,552     384,354       0.0%
    Technos SA                                6,655      12,811       0.0%
    Tecnisa SA                               12,000      15,533       0.0%
    Tegma Gestao Logistica                   11,597      58,121       0.0%
#   Telefonica Brasil SA ADR                 23,628     387,972       0.1%
    Tereos Internacional SA                  10,800       3,513       0.0%
    Tim Participacoes SA                    160,587     514,335       0.1%
    Tim Participacoes SA ADR                 24,081     378,553       0.0%
    Totvs SA                                 47,874     553,110       0.1%
    TPI - Triunfo Participacoes e
      Investimentos SA                       12,300      16,493       0.0%
    Tractebel Energia SA                     73,549     871,471       0.1%
    Transmissora Alianca de Energia
      Eletrica SA                            28,915     190,307       0.0%
    Ultrapar Participacoes SA               119,484   2,749,804       0.3%
    Ultrapar Participacoes SA Sponsored ADR  18,730     427,793       0.1%
    Usinas Siderurgicas de Minas Gerais SA   18,000     100,307       0.0%
    Vale SA                                 105,900     796,108       0.1%
#   Vale SA Sponsored ADR                   220,965   1,697,011       0.2%
    Valid Solucoes e Servicos de Seguranca
      em Meios de Pagamento e
    Identificacao S.A                        29,573     459,847       0.1%
*   Vanguarda Agro SA                        72,299      21,836       0.0%
    WEG SA                                   65,884     350,964       0.0%
                                                    -----------       ---
TOTAL BRAZIL                                         63,897,587       6.0%
                                                    -----------       ---
CANADA -- (0.0%)
    Tahoe Resources, Inc.                     6,795      95,880       0.0%
                                                    -----------       ---
CHILE -- (1.6%)
    AES Gener SA                            636,781     371,668       0.0%
    Aguas Andinas SA Class A                749,709     441,331       0.1%
    Banco de Chile ADR                        9,927     696,905       0.1%
    Banco de Credito e Inversiones            8,756     436,619       0.0%
    Banco Santander Chile ADR                60,140   1,311,653       0.1%
    Banmedica SA                             40,214      84,780       0.0%
    Besalco SA                               75,179      39,209       0.0%
    CAP SA                                   22,318      79,373       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
CHILE -- (Continued)
    Cencosud SA                             234,894 $   608,693       0.1%
    Cencosud SA ADR                           9,745      74,744       0.0%
*   Cia Sud Americana de Vapores SA       1,458,689      55,448       0.0%
    Colbun SA                             2,356,700     711,460       0.1%
    Corpbanca SA                         46,140,367     522,695       0.1%
    Corpbanca SA ADR                          4,431      75,106       0.0%
    E.CL SA(BWXTK30)                         10,157      16,523       0.0%
*   E.CL SA(2311410)                        224,646     365,442       0.0%
    Empresa Nacional de Electricidad SA
      Sponsored ADR                          30,083   1,387,428       0.1%
*   Empresas AquaChile SA                    68,763      41,034       0.0%
    Empresas CMPC SA                        453,058   1,287,288       0.1%
    Empresas COPEC SA                        62,933     724,658       0.1%
    Empresas Hites SA                        72,367      33,128       0.0%
    Empresas Iansa SA                     1,240,934      31,974       0.0%
*   Empresas La Polar SA                    163,427       6,469       0.0%
    Enersis SA Sponsored ADR                148,199   2,633,496       0.3%
    ENTEL Chile SA                           60,500     682,004       0.1%
    Forus SA                                 36,415     159,556       0.0%
    Gasco SA                                  8,102      61,263       0.0%
    Grupo Security SA                       194,242      62,879       0.0%
    Inversiones Aguas Metropolitanas SA     296,722     483,662       0.1%
    Inversiones La Construccion SA           13,321     170,528       0.0%
*   Latam Airlines Group SA                  21,221     200,733       0.0%
#*  Latam Airlines Group SA Sponsored
      ADR                                    69,316     663,354       0.1%
    Masisa SA                               769,822      27,060       0.0%
    Molibdenos y Metales SA                   4,602      33,278       0.0%
*   Multiexport Foods SA                    117,053      21,338       0.0%
    Parque Arauco SA                        212,450     399,440       0.0%
    PAZ Corp. SA                             93,709      59,751       0.0%
    Ripley Corp. SA                         268,252     142,536       0.0%
    SACI Falabella                          134,432   1,052,730       0.1%
    Salfacorp SA                             67,934      55,533       0.0%
    Sigdo Koppers SA                        111,976     167,712       0.0%
*   Sociedad Matriz SAAM SA               1,699,690     150,059       0.0%
    Sociedad Quimica y Minera de Chile
      SA Sponsored ADR                       19,903     434,682       0.0%
    Socovesa SA                             139,493      32,772       0.0%
    Sonda SA                                140,392     331,671       0.0%
*   Tech Pack SA                             11,501       4,907       0.0%
                                                    -----------       ---
TOTAL CHILE                                          17,434,572       1.6%
                                                    -----------       ---
CHINA -- (16.2%)
    361 Degrees International, Ltd.         195,000      75,559       0.0%
    AAC Technologies Holdings, Inc.          37,000     195,549       0.0%
    Agile Property Holdings, Ltd.           656,749     549,308       0.1%
    Agricultural Bank of China, Ltd.
      Class H                             3,690,000   2,082,139       0.2%
    Air China, Ltd. Class H                 316,000     379,912       0.1%
    Ajisen China Holdings, Ltd.             118,000      73,483       0.0%
*   Alibaba Health Information
      Technology, Ltd.                      240,000     376,030       0.0%
#*  Alibaba Pictures Group, Ltd.            180,000      88,772       0.0%
*   Aluminum Corp. of China, Ltd. ADR        18,685     300,642       0.0%
#*  Aluminum Corp. of China, Ltd.
      Class H                               488,000     311,711       0.0%
    AMVIG Holdings, Ltd.                     98,000      53,746       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
CHINA -- (Continued)
    Angang Steel Co., Ltd. Class H          282,000 $   234,347       0.0%
#   Anhui Conch Cement Co., Ltd. Class H    194,500     787,662       0.1%
    Anhui Expressway Co., Ltd. Class H      172,000     148,327       0.0%
    Anta Sports Products, Ltd.              143,000     316,643       0.0%
    Anxin-China Holdings, Ltd.              784,000      38,944       0.0%
    Asia Cement China Holdings Corp.        158,000      91,575       0.0%
*   AVIC International Holdings, Ltd.       100,000     111,484       0.0%
    Bank of China, Ltd. Class H          10,148,356   6,953,684       0.7%
    Bank of Communications Co., Ltd.
      Class H                             1,149,580   1,179,868       0.1%
#   Baoxin Auto Group, Ltd.                 217,500     171,640       0.0%
    Baoye Group Co., Ltd. Class H           100,000      83,148       0.0%
    BBMG Corp. Class H                      252,641     312,677       0.0%
    Beijing Capital International
      Airport Co., Ltd. Class H             556,000     590,244       0.1%
    Beijing Capital Land, Ltd. Class H      376,000     311,154       0.0%
    Beijing Enterprises Water Group,
      Ltd.                                  374,000     320,630       0.0%
    Beijing Jingneng Clean Energy Co.,
      Ltd. Class H                          346,000     171,030       0.0%
#   Beijing North Star Co., Ltd. Class H    284,000     131,970       0.0%
    Belle International Holdings, Ltd.      744,000     954,903       0.1%
#   Biostime International Holdings,
      Ltd.                                   65,000     297,916       0.0%
    Bloomage Biotechnology Corp., Ltd.       40,000      93,466       0.0%
#   Boer Power Holdings, Ltd.                83,000     160,084       0.0%
    Bosideng International Holdings,
      Ltd.                                1,098,000     190,219       0.0%
    Brilliance China Automotive
      Holdings, Ltd.                        236,000     442,908       0.1%
    BYD Electronic International Co.,
      Ltd.                                  169,000     253,257       0.0%
    C C Land Holdings, Ltd.                 422,125     106,700       0.0%
    Carrianna Group Holdings Co., Ltd.      102,000      14,589       0.0%
    CECEP COSTIN New Materials Group,
      Ltd.                                   62,000      29,781       0.0%
    Central China Real Estate, Ltd.         181,194      53,573       0.0%
#   Changshouhua Food Co., Ltd.              87,000      68,545       0.0%
#*  Chaoda Modern Agriculture Holdings,
      Ltd.                                  600,243      44,918       0.0%
#   Chaowei Power Holdings, Ltd.            199,000     142,860       0.0%
*   Chigo Holding, Ltd.                   1,680,000      39,532       0.0%
    China Aerospace International
      Holdings, Ltd.                        926,000     185,657       0.0%
    China Agri-Industries Holdings, Ltd.    876,800     498,437       0.1%
    China All Access Holdings, Ltd.         154,000      54,024       0.0%
    China Aoyuan Property Group, Ltd.       385,000      86,200       0.0%
*   China Automation Group, Ltd.            134,000      23,787       0.0%
    China BlueChemical, Ltd.                637,143     284,587       0.0%
    China Child Care Corp., Ltd.            112,000      22,530       0.0%
    China CITIC Bank Corp., Ltd. Class H  1,117,000   1,011,516       0.1%
#   China Coal Energy Co., Ltd. Class H     836,000     546,306       0.1%
    China Communications Services
      Corp., Ltd. Class H                   980,800     555,249       0.1%
    China Construction Bank Corp.
      Class H                            15,189,990  14,745,447       1.4%
*   China COSCO Holdings Co., Ltd.
      Class H                               309,000     282,509       0.0%
*   China Culiangwang Beverages
      Holdings, Ltd.                        216,000      16,980       0.0%
    China Datang Corp. Renewable Power
      Co., Ltd. Class H                     641,000     106,390       0.0%
#*  China Dredging Environment
      Protection Holdings, Ltd.             197,000      48,201       0.0%
*   China Eastern Airlines Corp., Ltd.
      Class H                               208,000     160,613       0.0%
    China Everbright International, Ltd.    524,000     977,131       0.1%
#   China Fiber Optic Network System
      Group, Ltd.                           330,000     120,178       0.0%
#*  China Foods, Ltd.                       244,000     182,395       0.0%
#   China Galaxy Securities Co., Ltd.
      Class H                               130,500     214,105       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
CHINA -- (Continued)
    China Gas Holdings, Ltd.                230,000 $   405,191       0.1%
    China Glass Holdings, Ltd.              200,000      28,307       0.0%
*   China High Precision Automation
      Group, Ltd.                            73,000       2,155       0.0%
*   China High Speed Transmission
      Equipment Group Co., Ltd.             391,993     353,038       0.0%
    China Hongqiao Group, Ltd.              357,000     331,908       0.0%
*   China Household Holdings, Ltd.          550,000      59,864       0.0%
#*  China Huarong Energy Co., Ltd.          529,500      71,734       0.0%
*   China Huiyuan Juice Group, Ltd.         181,500      70,766       0.0%
    China International Marine
      Containers Group Co., Ltd. Class H     44,300     119,655       0.0%
    China ITS Holdings Co., Ltd.            164,000      25,785       0.0%
#   China Lesso Group Holdings, Ltd.        215,000     157,696       0.0%
    China Life Insurance Co., Ltd. ADR       23,823   1,731,217       0.2%
    China Life Insurance Co., Ltd.
      Class H                                61,000     296,442       0.0%
    China Lilang, Ltd.                      120,000     124,963       0.0%
    China Longyuan Power Group Corp.,
      Ltd. Class H                          474,000     586,208       0.1%
#*  China Lumena New Materials Corp.        936,000      28,307       0.0%
    China Mengniu Dairy Co., Ltd.           101,000     512,964       0.1%
    China Merchants Bank Co., Ltd.
      Class H                               678,098   2,048,427       0.2%
    China Merchants Holdings
      International Co., Ltd.               204,203     929,029       0.1%
#   China Merchants Land, Ltd.              204,000      65,307       0.0%
#*  China Metal Recycling Holdings, Ltd.    130,581      29,787       0.0%
    China Minsheng Banking Corp., Ltd.
      Class H                             1,166,100   1,708,681       0.2%
    China Mobile, Ltd.                      155,765  11,126,294       1.1%
#*  China Modern Dairy Holdings, Ltd.       162,000      65,699       0.0%
#   China Molybdenum Co., Ltd. Class H      121,000     121,185       0.0%
    China National Materials Co., Ltd.      395,000     145,085       0.0%
*   China New Town Development Co., Ltd.    416,254      23,331       0.0%
    China Oil & Gas Group, Ltd.           1,900,000     266,704       0.0%
    China Oilfield Services, Ltd. Class H   310,000     636,492       0.1%
#   China Overseas Grand Oceans Group,
      Ltd.                                  273,500     162,825       0.0%
    China Overseas Land & Investment,
      Ltd.                                  690,000   2,869,684       0.3%
    China Pacific Insurance Group Co.,
      Ltd. Class H                          139,400     755,584       0.1%
#   China Power International
      Development, Ltd.                     829,000     529,094       0.1%
*   China Power New Energy Development
      Co., Ltd.                           1,500,000     148,351       0.0%
#*  China Precious Metal Resources
      Holdings Co., Ltd.                  1,426,000     121,578       0.0%
*   China Properties Group, Ltd.            128,000      36,572       0.0%
    China Railway Construction Corp.,
      Ltd. Class H                          349,000     699,553       0.1%
    China Railway Group, Ltd. Class H       648,000     914,370       0.1%
*   China Rare Earth Holdings, Ltd.         398,000      90,159       0.0%
    China Resources Cement Holdings, Ltd.   500,000     317,131       0.0%
    China Resources Gas Group, Ltd.         188,000     656,523       0.1%
    China Resources Land, Ltd.              430,222   1,563,698       0.2%
    China Resources Power Holdings Co.,
      Ltd.                                  278,000     842,205       0.1%
#   China Sanjiang Fine Chemicals Co.,
      Ltd.                                  181,000      78,189       0.0%
*   China SCE Property Holdings, Ltd.       369,600      77,201       0.0%
#   China Shanshui Cement Group, Ltd.       660,790     536,268       0.1%
    China Shenhua Energy Co., Ltd.
      Class H                               534,384   1,384,381       0.1%
*   China Shipping Container Lines Co.,
      Ltd. Class H                        1,053,000     593,839       0.1%
*   China Shipping Development Co., Ltd.
      Class H                               357,654     299,206       0.0%
#   China Singyes Solar Technologies
      Holdings, Ltd.                        143,000     234,180       0.0%
#   China South City Holdings, Ltd.         720,000     317,320       0.0%
    China Southern Airlines Co., Ltd.
      Class H                               228,000     226,125       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
    China Southern Airlines Co., Ltd.
      Sponsored ADR                           6,230 $  305,519       0.0%
    China State Construction
      International Holdings, Ltd.          255,919    497,190       0.1%
    China Suntien Green Energy Corp.,
      Ltd. Class H                          647,000    173,867       0.0%
*   China Taifeng Beddings Holdings, Ltd.   134,000     18,672       0.0%
*   China Taiping Insurance Holdings
      Co., Ltd.                             183,012    682,257       0.1%
    China Telecom Corp., Ltd. ADR            16,786  1,245,186       0.1%
    China Telecom Corp., Ltd. Class H        86,000     63,820       0.0%
#*  China Tian Lun Gas Holdings, Ltd.        79,500     80,405       0.0%
*   China Tianyi Holdings, Ltd.             108,000     13,511       0.0%
    China Travel International
      Investment Hong Kong, Ltd.            150,000     66,628       0.0%
#   China Unicom Hong Kong, Ltd.(2603496)    98,464  1,850,138       0.2%
    China Unicom Hong Kong, Ltd.(6263830)   960,000  1,803,004       0.2%
    China Vanadium Titano - Magnetite
      Mining Co., Ltd.                      249,000     26,908       0.0%
    China Water Affairs Group, Ltd.         266,000    168,252       0.0%
#*  China Water Industry Group, Ltd.         76,000     20,370       0.0%
    China Yongda Automobiles Services
      Holdings, Ltd.                         42,500     34,524       0.0%
#*  China Yurun Food Group, Ltd.            522,000    180,000       0.0%
    China ZhengTong Auto Services
      Holdings, Ltd.                        256,000    174,639       0.0%
#   China Zhongwang Holdings, Ltd.          659,118    400,108       0.1%
*   Chinasoft International, Ltd.           216,000    123,460       0.0%
*   Chongqing Iron & Steel Co., Ltd.
      Class H                                72,000     22,041       0.0%
    Chongqing Machinery & Electric Co.,
      Ltd. Class H                          476,000    105,082       0.0%
    Chongqing Rural Commercial Bank Co.,
      Ltd. Class H                          764,000    686,407       0.1%
*   Chu Kong Petroleum & Natural Gas
      Steel Pipe Holdings, Ltd.              92,000     27,746       0.0%
#   CIMC Enric Holdings, Ltd.               138,000    152,031       0.0%
*   CITIC Dameng Holdings, Ltd.              40,000      4,055       0.0%
*   CITIC Resources Holdings, Ltd.          924,000    165,458       0.0%
    CITIC Securities Co., Ltd. Class H       50,500    224,034       0.0%
    CITIC, Ltd.                             460,433    921,091       0.1%
    Citychamp Watch & Jewellery Group,
      Ltd.                                  700,000     87,453       0.0%
    Clear Media, Ltd.                        22,000     25,808       0.0%
    CNOOC, Ltd.                             866,000  1,472,218       0.2%
    CNOOC, Ltd. ADR                          38,445  6,583,706       0.6%
    Comba Telecom Systems Holdings, Ltd.    312,229    110,359       0.0%
#*  Comtec Solar Systems Group, Ltd.        278,000     46,452       0.0%
*   Concord New Energy Group, Ltd.        1,314,648    106,256       0.0%
    Coolpad Group, Ltd.                     164,000     61,249       0.0%
    COSCO Pacific, Ltd.                     485,051    764,389       0.1%
*   Coslight Technology International
      Group Co., Ltd.                        52,000     31,029       0.0%
    Country Garden Holdings Co., Ltd.     1,370,000    737,881       0.1%
    CP Pokphand Co., Ltd.                 1,062,000    155,852       0.0%
    CPMC Holdings, Ltd.                     201,000    155,574       0.0%
*   DaChan Food Asia, Ltd.                   57,000      6,538       0.0%
#   Dah Chong Hong Holdings, Ltd.           370,000    230,945       0.0%
    Dalian Port PDA Co., Ltd. Class H       292,000    158,981       0.0%
    Daphne International Holdings, Ltd.     308,000     86,953       0.0%
    Datang International Power
      Generation Co., Ltd. Class H          382,000    224,437       0.0%
#*  DBA Telecommunication Asia Holdings,
      Ltd.                                  112,000      5,058       0.0%
    Digital China Holdings, Ltd.            305,000    470,559       0.1%
#   Dongfang Electric Corp., Ltd. Class H    41,000     93,061       0.0%
    Dongyue Group, Ltd.                     418,000    177,579       0.0%
    Embry Holdings, Ltd.                     14,000      7,873       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
CHINA -- (Continued)
    ENN Energy Holdings, Ltd.              174,000 $ 1,252,345       0.1%
    EVA Precision Industrial Holdings,
      Ltd.                                 252,000      81,461       0.0%
#   Evergrande Real Estate Group, Ltd.   2,448,000   2,321,102       0.2%
    Fantasia Holdings Group Co., Ltd.      615,000      99,700       0.0%
#   First Tractor Co., Ltd. Class H         68,000      61,395       0.0%
#   Fosun International, Ltd.              269,000     670,475       0.1%
    Franshion Properties China, Ltd.     1,425,120     573,944       0.1%
#   Fufeng Group, Ltd.                     384,400     300,862       0.0%
#*  GCL-Poly Energy Holdings, Ltd.       1,434,000     431,842       0.1%
#   Geely Automobile Holdings, Ltd.      1,345,000     758,370       0.1%
*   Global Bio-Chem Technology Group
      Co., Ltd.                            482,800      30,089       0.0%
*   Glorious Property Holdings, Ltd.       793,000     121,753       0.0%
#   Golden Eagle Retail Group, Ltd.        103,000     154,251       0.0%
*   Goldin Properties Holdings, Ltd.        42,000     101,885       0.0%
    Goldlion Holdings, Ltd.                 61,152      28,607       0.0%
#   GOME Electrical Appliances
      Holding, Ltd.                      2,505,940     641,949       0.1%
    Good Friend International
      Holdings, Inc.                        22,000       6,996       0.0%
#   Goodbaby International Holdings,
      Ltd.                                 131,000      59,993       0.0%
    Greatview Aseptic Packaging Co.,
      Ltd.                                 134,000      80,917       0.0%
#   Greenland Hong Kong Holdings, Ltd.     127,000     130,017       0.0%
#   Greentown China Holdings, Ltd.         258,000     319,745       0.0%
    Guangdong Investment, Ltd.             580,000     860,394       0.1%
*   Guangdong Land Holdings, Ltd.          142,000      49,813       0.0%
    Guangshen Railway Co., Ltd. Class H    198,000     131,886       0.0%
    Guangshen Railway Co., Ltd.
      Sponsored ADR                          6,762     223,214       0.0%
    Guangzhou Automobile Group Co.,
      Ltd. Class H                         587,740     633,540       0.1%
    Guangzhou R&F Properties Co., Ltd.     411,600     524,975       0.1%
#   Guodian Technology & Environment
      Group Corp., Ltd. Class H            235,000      40,414       0.0%
    Haier Electronics Group Co., Ltd.      219,000     625,753       0.1%
    Haitian International Holdings,
      Ltd.                                  84,000     209,352       0.0%
#   Hanergy Thin Film Power Group, Ltd.  1,060,000     985,117       0.1%
*   Heng Tai Consumables Group, Ltd.     1,562,090      28,565       0.0%
    Hengan International Group Co.,
      Ltd.                                 121,500   1,498,937       0.2%
#   Hengdeli Holdings, Ltd.                967,200     216,960       0.0%
#*  Hidili Industry International
      Development, Ltd.                    374,000      38,960       0.0%
#   Hilong Holding, Ltd.                   351,000     132,225       0.0%
*   Hisense Kelon Electrical Holdings
      Co., Ltd. Class H                     53,000      51,343       0.0%
*   HKC Holdings, Ltd.                   1,068,098      42,534       0.0%
    HNA Infrastructure Co., Ltd.
      Class H                               65,000      68,015       0.0%
#   Honghua Group, Ltd.                    441,000      60,692       0.0%
#   Hopewell Highway Infrastructure,
      Ltd.                                 267,972     132,951       0.0%
*   Hopson Development Holdings, Ltd.      251,000     294,248       0.0%
*   Hua Lien International Holding
      Co., Ltd.                            304,000      18,399       0.0%
    Huadian Power International Corp.,
      Ltd. Class H                         338,000     375,093       0.0%
    Huaneng Power International, Inc.
      Class H                              254,000     360,876       0.0%
#   Huaneng Power International, Inc.
      Sponsored ADR                          6,108     347,667       0.0%
    Huaneng Renewables Corp., Ltd.
      Class H                              998,000     435,726       0.1%
    Industrial & Commercial Bank of
      China, Ltd. Class H               15,046,017  13,090,558       1.2%
    Inspur International, Ltd.              45,000      12,697       0.0%
    Intime Retail Group Co., Ltd.          269,000     301,125       0.0%
    Jiangsu Expressway Co., Ltd.
      Class H                              270,000     369,329       0.0%
    Jiangxi Copper Co., Ltd. Class H       271,000     559,260       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHINA -- (Continued)
    Jingwei Textile Machinery Class H         50,000 $   76,750       0.0%
    Ju Teng International Holdings, Ltd.     316,000    197,368       0.0%
*   Kai Yuan Holdings, Ltd.                1,320,000     26,300       0.0%
#   Kaisa Group Holdings, Ltd.               662,000    133,245       0.0%
    Kingboard Chemical Holdings, Ltd.        259,400    472,109       0.1%
    Kingboard Laminates Holdings, Ltd.       302,473    155,083       0.0%
#*  Kingdee International Software Group
      Co., Ltd.                              284,000    168,137       0.0%
    Kunlun Energy Co., Ltd.                  946,000  1,120,611       0.1%
    KWG Property Holding, Ltd.               464,330    470,945       0.1%
*   Labixiaoxin Snacks Group, Ltd.            73,000      8,445       0.0%
    Lai Fung Holdings, Ltd.                1,735,000     42,687       0.0%
    Le Saunda Holdings, Ltd.                  84,000     36,154       0.0%
    Lee & Man Chemical Co., Ltd.              28,000     15,225       0.0%
#   Lee & Man Paper Manufacturing, Ltd.      428,000    243,028       0.0%
    Lenovo Group, Ltd.                     1,044,000  1,795,231       0.2%
*   Leoch International Technology, Ltd.     148,000     22,105       0.0%
*   Lianhua Supermarket Holdings Co.,
      Ltd. Class H                           163,200    125,367       0.0%
    Longfor Properties Co., Ltd.             349,000    600,356       0.1%
    Lonking Holdings, Ltd.                   817,000    202,631       0.0%
*   Loudong General Nice Resources China
      Holdings, Ltd.                         399,600     67,113       0.0%
*   Maanshan Iron & Steel Co., Ltd.
      Class H                                670,000    259,483       0.0%
*   Madex International Holdings, Ltd.       820,000     28,013       0.0%
    Maoye International Holdings, Ltd.       441,000     97,708       0.0%
    Metallurgical Corp. of China, Ltd.
      Class H                                665,000    394,147       0.1%
#*  Microport Scientific Corp.                77,000     42,346       0.0%
    MIE Holdings Corp.                       306,000     37,427       0.0%
    MIN XIN Holdings, Ltd.                    44,000     41,680       0.0%
*   Mingfa Group International Co., Ltd.     374,000    132,858       0.0%
    Minmetals Land, Ltd.                     347,644     53,658       0.0%
    Minth Group, Ltd.                        162,000    404,740       0.1%
    MMG, Ltd.                                592,000    254,214       0.0%
    MOBI Development Co., Ltd.               100,000     29,543       0.0%
*   Nan Hai Corp., Ltd.                    6,200,000     83,772       0.0%
    Nature Home Holding Co., Ltd.             19,000      2,874       0.0%
#   NetDragon Websoft, Inc.                   50,500    154,487       0.0%
    New China Life Insurance Co., Ltd.
      Class H                                 88,200    546,359       0.1%
    New World China Land, Ltd.               677,189    456,666       0.1%
    New World Department Store China, Ltd.   120,000     34,484       0.0%
    Nine Dragons Paper Holdings, Ltd.        557,000    454,744       0.1%
#*  North Mining Shares Co., Ltd.            430,000     20,990       0.0%
    NVC Lighting Holdings, Ltd.              403,000     34,708       0.0%
*   O-Net Communications Group, Ltd.          65,000     17,844       0.0%
    Overseas Chinese Town Asia Holdings,
      Ltd.                                   154,000    100,493       0.0%
#   Pacific Online, Ltd.                     108,000     57,849       0.0%
    Parkson Retail Group, Ltd.               467,000    118,921       0.0%
    Phoenix Satellite Television
      Holdings, Ltd.                         450,000    177,785       0.0%
    PICC Property & Casualty Co., Ltd.
      Class H                                528,388  1,172,017       0.1%
    Ping An Insurance Group Co. of China,
      Ltd. Class H                           235,500  3,380,034       0.3%
    Poly Property Group Co., Ltd.            809,111    518,403       0.1%
*   Pou Sheng International Holdings, Ltd.   364,687     29,701       0.0%
*   Powerlong Real Estate Holdings, Ltd.     326,000     70,565       0.0%
*   Prosperity International Holdings HK,
      Ltd.                                   280,000     10,657       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHINA -- (Continued)
*   Qunxing Paper Holdings Co., Ltd.         124,416 $    6,068       0.0%
    Real Nutriceutical Group, Ltd.           341,000    107,516       0.0%
#*  Renhe Commercial Holdings Co., Ltd.    5,863,854    329,964       0.0%
    Road King Infrastructure, Ltd.            47,000     47,341       0.0%
*   Sany Heavy Equipment International
      Holdings Co., Ltd.                     344,000     96,884       0.0%
    Scud Group, Ltd.                         206,000     27,642       0.0%
*   Semiconductor Manufacturing
      International Corp.                  5,259,000    579,575       0.1%
*   Semiconductor Manufacturing
      International Corp. ADR                 35,721    195,394       0.0%
    Shandong Chenming Paper Holdings,
      Ltd. Class H                           173,500    131,322       0.0%
    Shandong Weigao Group Medical Polymer
      Co., Ltd. Class H                      196,000    181,893       0.0%
    Shanghai Industrial Holdings, Ltd.       121,000    482,425       0.1%
*   Shanghai Industrial Urban Development
      Group, Ltd.                            636,000    182,425       0.0%
    Shanghai Jin Jiang International
      Hotels Group Co., Ltd. Class H         332,000    168,847       0.0%
    Shanghai Prime Machinery Co., Ltd.
      Class H                                118,000     32,851       0.0%
*   Shanghai Zendai Property, Ltd.           205,000      9,142       0.0%
    Shengli Oil & Gas Pipe Holdings, Ltd.    144,000      8,351       0.0%
#   Shenguan Holdings Group, Ltd.            550,000    171,914       0.0%
    Shenzhen Expressway Co., Ltd. Class H    214,000    205,803       0.0%
    Shenzhen International Holdings, Ltd.    288,887    543,001       0.1%
#   Shenzhen Investment, Ltd.                914,961    503,641       0.1%
    Shenzhou International Group
      Holdings, Ltd.                          84,000    393,449       0.1%
    Shimao Property Holdings, Ltd.           488,856  1,148,409       0.1%
*   Shougang Concord International
      Enterprises Co., Ltd.                1,692,000    119,466       0.0%
#   Shougang Fushan Resources Group, Ltd.  1,016,000    260,795       0.0%
    Shui On Land, Ltd.                     1,323,021    429,285       0.1%
*   Shunfeng International Clean Energy,
      Ltd.                                   142,000    100,125       0.0%
    Sichuan Expressway Co., Ltd. Class H     284,000    155,346       0.0%
*   Sijia Group Co.                           30,000        995       0.0%
*   Sino Oil And Gas Holdings, Ltd.        3,375,000     97,365       0.0%
    Sino-Ocean Land Holdings, Ltd.           975,503    814,022       0.1%
*   Sinofert Holdings, Ltd.                  996,000    272,521       0.0%
#   SinoMedia Holding, Ltd.                  118,644     69,320       0.0%
    Sinopec Shanghai Petrochemical Co.,
      Ltd. Class H                           290,000    175,204       0.0%
    Sinopharm Group Co., Ltd. Class H        138,000    659,025       0.1%
#   Sinosoft Technology Group, Ltd.           66,000     49,149       0.0%
*   Sinotrans Shipping, Ltd.                 454,173    126,732       0.0%
    Sinotrans, Ltd. Class H                  337,000    257,911       0.0%
    Sinotruk Hong Kong, Ltd.                 263,500    188,278       0.0%
    SITC International Holdings Co., Ltd.    170,000    125,777       0.0%
#   Skyworth Digital Holdings, Ltd.          546,370    485,323       0.1%
    SMI Holdings Group, Ltd.                 952,000    105,518       0.0%
    SOHO China, Ltd.                         582,412    442,579       0.1%
*   Solargiga Energy Holdings, Ltd.          265,000     13,467       0.0%
*   Sparkle Roll Group, Ltd.                 456,000     24,129       0.0%
    Springland International Holdings,
      Ltd.                                   136,000     52,067       0.0%
#   SPT Energy Group, Inc.                   270,000     60,653       0.0%
    SRE Group, Ltd.                          886,857     44,054       0.0%
#   Sun Art Retail Group, Ltd.               385,000    395,528       0.1%
    Sunac China Holdings, Ltd.               624,000    823,736       0.1%
#   Sunny Optical Technology Group Co.,
      Ltd.                                   116,000    256,946       0.0%
    TCC International Holdings, Ltd.         413,795    173,536       0.0%
    TCL Communication Technology
      Holdings, Ltd.                         177,000    188,837       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
CHINA -- (Continued)
#   TCL Multimedia Technology Holdings,
      Ltd.                                 206,000 $   169,300       0.0%
    Tencent Holdings, Ltd.                 636,200  13,130,449       1.3%
#   Tenfu Cayman Holdings Co., Ltd.         34,000      14,962       0.0%
    Texhong Textile Group, Ltd.            125,000     149,669       0.0%
    Tian An China Investment Co., Ltd.      62,000      40,822       0.0%
    Tian Shan Development Holding, Ltd.     36,000      16,012       0.0%
#   Tiangong International Co., Ltd.       536,000     106,006       0.0%
    Tianjin Capital Environmental
      Protection Group Co., Ltd. Class H    40,000      41,978       0.0%
*   Tianjin Jinran Public Utilities
      Co., Ltd. Class H                     50,000      10,637       0.0%
    Tianjin Port Development Holdings,
      Ltd.                                 744,000     239,298       0.0%
    Tianneng Power International, Ltd.     238,000     116,322       0.0%
    Tingyi Cayman Islands Holding Corp.    308,000     651,219       0.1%
    Tomson Group, Ltd.                      66,969      19,710       0.0%
    Tongda Group Holdings, Ltd.            690,000     124,148       0.0%
    Tonly Electronics Holdings, Ltd.        22,200      19,163       0.0%
#   Towngas China Co., Ltd.                273,000     292,064       0.0%
    TPV Technology, Ltd.                   253,412      61,791       0.0%
    Travelsky Technology, Ltd. Class H     174,500     339,706       0.0%
#   Trigiant Group, Ltd.                   190,000      49,962       0.0%
    Truly International Holdings, Ltd.     525,140     247,852       0.0%
#   Uni-President China Holdings, Ltd.     275,966     222,794       0.0%
*   United Energy Group, Ltd.              808,000     124,714       0.0%
#*  Wanda Hotel Development Co., Ltd.       38,000       8,240       0.0%
    Want Want China Holdings, Ltd.         983,000   1,079,538       0.1%
    Wasion Group Holdings, Ltd.            146,000     229,851       0.0%
    Weichai Power Co., Ltd. Class H        102,280     403,935       0.1%
    Weiqiao Textile Co. Class H            223,500     166,513       0.0%
    Welling Holding, Ltd.                  294,800      76,696       0.0%
    West China Cement, Ltd.              1,288,000     218,442       0.0%
*   Winsway Enterprises Holdings, Ltd.     405,000      14,081       0.0%
    World Wide Touch Technology
      Holdings, Ltd.                       688,000      87,863       0.0%
    Wumart Stores, Inc. Class H             83,000      72,332       0.0%
    Xiamen International Port Co., Ltd.
      Class H                              564,000     311,066       0.0%
    Xingda International Holdings, Ltd.    363,000     117,903       0.0%
    Xinjiang Goldwind Science &
      Technology Co., Ltd. Class H          56,000     130,682       0.0%
*   Xinjiang Xinxin Mining Industry
      Co., Ltd. Class H                    236,000      52,938       0.0%
    Xiwang Special Steel Co., Ltd.         160,000      26,757       0.0%
    XTEP International Holdings, Ltd.      224,500      81,375       0.0%
*   Yanchang Petroleum International,
      Ltd.                               2,200,000     100,365       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class
      H                                    302,000     302,373       0.0%
#   Yanzhou Coal Mining Co., Ltd.
      Sponsored ADR                         17,888     177,986       0.0%
    Yingde Gases Group Co., Ltd.           354,500     309,260       0.0%
    Yip's Chemical Holdings, Ltd.           88,000      53,470       0.0%
    Youyuan International Holdings, Ltd.    57,200      13,662       0.0%
    Yuanda China Holdings, Ltd.            334,000      28,817       0.0%
    Yuexiu Property Co., Ltd.            2,895,292     707,960       0.1%
#   Yuexiu Transport Infrastructure,
      Ltd.                                 176,752     129,483       0.0%
    Yuzhou Properties Co., Ltd.            453,200     131,529       0.0%
*   Zall Development Group, Ltd.           207,000      75,329       0.0%
#   Zhaojin Mining Industry Co., Ltd.      289,500     208,104       0.0%
    Zhejiang Expressway Co., Ltd.
      Class H                              370,000     590,489       0.1%
    Zhengzhou Coal Mining Machinery
      Group Co., Ltd. Class H               37,200      29,192       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
CHINA -- (Continued)
    Zhong An Real Estate, Ltd.             245,000 $     34,787       0.0%
#   Zhongsheng Group Holdings, Ltd.        195,000      177,967       0.0%
    Zhuzhou CSR Times Electric Co., Ltd.
      Class H                               79,250      670,821       0.1%
    Zijin Mining Group Co., Ltd. Class H   958,000      354,978       0.0%
#   Zoomlion Heavy Industry Science and
      Technology Co., Ltd.                 318,200      220,429       0.0%
    ZTE Corp. Class H                       68,800      231,069       0.0%
                                                   ------------      ----
TOTAL CHINA                                         179,503,023      16.9%
                                                   ------------      ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA                      56,848      610,006       0.1%
    Banco de Bogota SA                       4,923      129,957       0.0%
    Bancolombia SA                          56,220      594,771       0.1%
    Bancolombia SA Sponsored ADR            33,607    1,521,389       0.2%
    Celsia SA ESP                          109,766      232,711       0.0%
    Cementos Argos SA                       70,912      301,272       0.0%
*   Cemex Latam Holdings SA                 53,384      298,072       0.0%
    Constructora Conconcreto SA              2,809        1,383       0.0%
    Corp. Financiera Colombiana SA          13,424      215,843       0.0%
    Ecopetrol SA                           639,346      544,867       0.1%
#   Ecopetrol SA Sponsored ADR              50,713      868,206       0.1%
    Empresa de Energia de Bogota SA ESP    339,656      242,408       0.0%
    Empresa de Telecomunicaciones de
      Bogota                                69,627       13,884       0.0%
    Grupo Aval Acciones y Valores           58,470       29,579       0.0%
    Grupo de Inversiones Suramericana SA    14,586      239,671       0.0%
    Grupo Nutresa SA                        25,976      270,011       0.0%
    Interconexion Electrica SA ESP         110,882      372,400       0.0%
    Isagen SA ESP                          288,674      385,989       0.0%
    Mineros SA                               5,269        3,899       0.0%
                                                   ------------      ----
TOTAL COLOMBIA                                        6,876,318       0.6%
                                                   ------------      ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                47,304    1,228,966       0.1%
    Komercni Banka A.S.                      2,413      537,725       0.1%
    O2 Czech Republic A.S.                  33,156      272,189       0.0%
    Pegas Nonwovens SA                       3,696      110,137       0.0%
*   Unipetrol A.S.                          17,641      110,909       0.0%
                                                   ------------      ----
TOTAL CZECH REPUBLIC                                  2,259,926       0.2%
                                                   ------------      ----
EGYPT -- (0.1%)
    Commercial International Bank Egypt
      SAE GDR                              108,208      746,876       0.1%
*   Egyptian Financial Group-Hermes
      Holding Co. GDR                          926        3,342       0.0%
                                                   ------------      ----
*   Global Telecom Holding SAE GDR          90,493      198,180       0.0%
TOTAL EGYPT                                             948,398       0.1%
                                                   ------------      ----
GREECE -- (0.4%)
    Aegean Airlines SA                      14,009      118,114       0.0%
*   Alpha Bank AE                          870,351      304,976       0.0%
    Athens Water Supply & Sewage Co. SA
      (The)                                  9,282       52,060       0.0%
    Bank of Greece                              93          993       0.0%
*   Ellaktor SA                             37,044       83,161       0.0%
    FF Group                                11,777      355,120       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
GREECE -- (Continued)
*   Fourlis Holdings SA                       16,770 $   45,751       0.0%
*   Frigoglass SAIC                            9,710     17,465       0.0%
*   GEK Terna Holding Real Estate
      Construction SA                         19,516     38,804       0.0%
    Hellenic Exchanges SA Holding Clearing
      Settlement and Registry                 34,255    223,087       0.0%
    Hellenic Petroleum SA                     23,710    118,236       0.0%
*   Hellenic Telecommunications
      Organization SA                         95,093    864,388       0.1%
*   Intracom Holdings SA                      23,370     12,000       0.0%
    JUMBO SA                                  30,650    316,277       0.1%
*   Lamda Development SA                      10,911     42,211       0.0%
*   Marfin Investment Group Holdings SA      371,966     63,740       0.0%
    Metka SA                                  13,580    126,659       0.0%
    Motor Oil Hellas Corinth Refineries SA    20,574    180,155       0.0%
*   Mytilineos Holdings SA                     9,396     64,802       0.0%
*   National Bank of Greece SA               282,257    395,762       0.1%
*   National Bank of Greece SA ADR            46,713     68,201       0.0%
*   Piraeus Bank SA                          380,333    169,742       0.0%
    Piraeus Port Authority SA                    988     15,577       0.0%
*   Public Power Corp. SA                     23,407    157,445       0.0%
    Terna Energy SA                           15,305     45,951       0.0%
    Titan Cement Co. SA                        9,067    228,682       0.0%
                                                     ----------       ---
TOTAL GREECE                                          4,109,359       0.4%
                                                     ----------       ---
HUNGARY -- (0.2%)
*   FHB Mortgage Bank P.L.C.                   6,863     19,781       0.0%
*   Magyar Telekom Telecommunications P.L.C. 172,833    258,511       0.0%
    MOL Hungarian Oil & Gas P.L.C.             9,104    506,429       0.1%
    OTP Bank P.L.C.                           58,256  1,288,169       0.1%
                                                     ----------       ---
TOTAL HUNGARY                                         2,072,890       0.2%
                                                     ----------       ---
INDIA -- (8.6%)
*   3M India, Ltd.                               173     21,422       0.0%
    Aarti Industries                           8,733     43,208       0.0%
    Aban Offshore, Ltd.                       10,632     65,500       0.0%
    ABB India, Ltd.                            5,422    113,604       0.0%
*   ABG Shipyard, Ltd.                        13,436     42,627       0.0%
    ACC, Ltd.                                  7,534    170,516       0.0%
    Adani Enterprises, Ltd.                   75,237    799,851       0.1%
    Adani Ports & Special Economic Zone,
      Ltd.                                    88,336    442,906       0.1%
*   Adani Power, Ltd.                        293,095    198,682       0.0%
    Aditya Birla Nuvo, Ltd.                   22,190    550,636       0.1%
*   Advanta, Ltd.                              5,248     37,989       0.0%
    Aegis Logistics, Ltd.                      4,339     47,083       0.0%
    Agro Tech Foods, Ltd.                      1,273     12,741       0.0%
    Ahmednagar Forgings, Ltd.                  7,970     28,587       0.0%
    AIA Engineering, Ltd.                     13,746    249,308       0.0%
    Akzo Nobel India, Ltd.                     2,710     59,845       0.0%
    Alembic Pharmaceuticals, Ltd.             12,625     93,338       0.0%
*   Allahabad Bank                            73,931    119,469       0.0%
    Allcargo Logistics, Ltd.                   4,282     22,159       0.0%
*   Alok Industries, Ltd.                    324,602     34,692       0.0%
    Alstom India, Ltd.                         7,869     88,614       0.0%
    Amara Raja Batteries, Ltd.                22,814    285,731       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
INDIA -- (Continued)
    Ambuja Cements, Ltd.                   241,406 $  883,210       0.1%
    Amtek Auto, Ltd.                        40,409    101,383       0.0%
    Amtek India, Ltd.                       21,468     35,556       0.0%
    Anant Raj, Ltd.                         31,479     19,299       0.0%
*   Andhra Bank                             78,945     95,012       0.0%
    Apar Industries, Ltd.                    5,860     33,190       0.0%
    Apollo Tyres, Ltd.                     144,407    394,194       0.1%
    Arvind, Ltd.                            72,152    289,225       0.0%
*   Ashok Leyland, Ltd.                    419,001    459,320       0.1%
    Asian Paints, Ltd.                      83,289  1,002,339       0.1%
    Atul, Ltd.                               5,847    106,486       0.0%
    Axis Bank, Ltd.                        294,871  2,642,446       0.3%
    Bajaj Auto, Ltd.                        28,742    876,527       0.1%
    Bajaj Corp., Ltd.                       25,290    174,379       0.0%
    Bajaj Electricals, Ltd.                  7,154     26,564       0.0%
    Bajaj Finance, Ltd.                        500     31,559       0.0%
    Bajaj Finserv, Ltd.                     16,851    376,721       0.1%
*   Bajaj Hindusthan Sugar, Ltd.           124,005     33,321       0.0%
    Bajaj Holdings & Investment, Ltd.       13,726    279,365       0.0%
    Balkrishna Industries, Ltd.             17,088    207,252       0.0%
    Ballarpur Industries, Ltd.             146,169     31,748       0.0%
    Balmer Lawrie & Co., Ltd.                7,131     64,186       0.0%
*   Balrampur Chini Mills, Ltd.             46,572     33,461       0.0%
    Bank of Baroda                         118,030    312,841       0.0%
*   Bank of India                           64,420    220,208       0.0%
*   Bank Of Maharashtra                     36,741     21,496       0.0%
    Bannari Amman Sugars, Ltd.                 894     12,140       0.0%
    BASF India, Ltd.                         4,569     79,769       0.0%
    Bata India, Ltd.                         5,035     80,838       0.0%
    BEML, Ltd.                               9,783    151,111       0.0%
    Berger Paints India, Ltd.               75,832    251,311       0.0%
    BGR Energy Systems, Ltd.                 7,400     14,027       0.0%
    Bharat Forge, Ltd.                      32,540    641,862       0.1%
    Bharat Petroleum Corp., Ltd.            59,694    717,160       0.1%
    Bharti Airtel, Ltd.                    226,536  1,359,684       0.1%
    Bhushan Steel, Ltd.                     21,056     20,346       0.0%
    Biocon, Ltd.                            21,012    150,425       0.0%
    Birla Corp., Ltd.                        9,090     61,645       0.0%
    Blue Dart Express, Ltd.                  1,396    126,499       0.0%
    Blue Star, Ltd.                          9,721     47,118       0.0%
    Bombay Dyeing & Manufacturing Co.,
      Ltd.                                  56,063     56,762       0.0%
    Bosch, Ltd.                              1,147    407,416       0.1%
    Brigade Enterprises, Ltd.               10,446     25,178       0.0%
    Britannia Industries, Ltd.              10,913    376,956       0.1%
    Cairn India, Ltd.                      179,504    605,127       0.1%
    Canara Bank                             57,905    344,525       0.1%
    Carborundum Universal, Ltd.             35,694    101,098       0.0%
    CCL Products India, Ltd.                17,741     53,036       0.0%
    Ceat, Ltd.                              11,217    134,846       0.0%
*   Central Bank Of India                   87,768    143,636       0.0%
    Century Plyboards India, Ltd.           31,384    100,953       0.0%
    Century Textiles & Industries, Ltd.     18,507    214,919       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
    CESC, Ltd.                                36,213 $312,126       0.0%
    Chambal Fertilizers & Chemicals, Ltd.     94,336   97,887       0.0%
*   Chennai Petroleum Corp., Ltd.             16,461   23,669       0.0%
    City Union Bank, Ltd.                     82,426  121,640       0.0%
    Clariant Chemicals India, Ltd.             4,265   57,158       0.0%
    CMC, Ltd.                                  3,585  107,045       0.0%
    Colgate-Palmolive India, Ltd.             17,360  546,061       0.1%
    Container Corp. Of India, Ltd.            14,177  364,988       0.1%
    Coromandel International, Ltd.            36,781  133,539       0.0%
    Corp. Bank                                64,540   57,670       0.0%
    Cox & Kings, Ltd.                         31,838  153,858       0.0%
    CRISIL, Ltd.                               3,081   95,856       0.0%
    Crompton Greaves, Ltd.                   104,106  275,127       0.0%
    Cummins India, Ltd.                       23,778  321,157       0.1%
    Cyient, Ltd.                              18,662  142,822       0.0%
    Dabur India, Ltd.                        142,891  566,003       0.1%
    Dalmia Bharat, Ltd.                       25,540  175,860       0.0%
    DB Corp., Ltd.                             3,444   19,860       0.0%
*   DB Realty, Ltd.                           51,789   52,340       0.0%
*   DCB Bank, Ltd.                            73,400  140,574       0.0%
    DCM Shriram, Ltd.                         36,958   69,105       0.0%
    Deepak Fertilisers & Petrochemicals
      Corp., Ltd.                             12,197   25,457       0.0%
*   DEN Networks, Ltd.                        11,158   22,787       0.0%
    Dena Bank                                 66,087   50,896       0.0%
*   Dish TV India, Ltd.                      204,106  243,575       0.0%
    Dishman Pharmaceuticals & Chemicals,
      Ltd.                                    16,827   41,686       0.0%
    Divi's Laboratories, Ltd.                 17,838  482,382       0.1%
    DLF, Ltd.                                166,798  359,174       0.1%
*   Dynamatic Technologies, Ltd.                 769   38,716       0.0%
    eClerx Services, Ltd.                      6,889  170,245       0.0%
    Edelweiss Financial Services, Ltd.       101,952   99,493       0.0%
    Eicher Motors, Ltd.                        1,921  462,621       0.1%
    EID Parry India, Ltd.                     27,419   70,383       0.0%
    EIH, Ltd.                                 44,017   73,237       0.0%
    Emami, Ltd.                               22,952  335,659       0.1%
    Engineers India, Ltd.                     30,229   86,834       0.0%
    Entertainment Network India, Ltd.          2,514   27,326       0.0%
*   Eros International Media, Ltd.            14,053   91,164       0.0%
    Escorts, Ltd.                             35,569   69,712       0.0%
*   Ess Dee Aluminium, Ltd.                    5,402   19,825       0.0%
*   Essar Oil, Ltd.                           93,590  160,239       0.0%
    Essar Ports, Ltd.                         25,367   46,865       0.0%
    Essel Propack, Ltd.                       31,577   62,828       0.0%
    Exide Industries, Ltd.                   137,094  367,149       0.1%
    FAG Bearings India, Ltd.                   3,749  235,693       0.0%
    Federal Bank, Ltd.                       299,777  618,441       0.1%
*   Federal-Mogul Goetze India, Ltd.           3,768   28,321       0.0%
    Financial Technologies India, Ltd.         5,623   15,289       0.0%
    Finolex Cables, Ltd.                      27,749  117,534       0.0%
    Finolex Industries, Ltd.                  22,600   97,303       0.0%
*   Firstsource Solutions, Ltd.              144,720   67,417       0.0%
*   Future Consumer Enterprise, Ltd.         145,981   26,010       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Future Retail, Ltd.                       54,258 $   98,125       0.0%
    Gabriel India, Ltd.                       36,952     47,106       0.0%
    GAIL India, Ltd.                         118,795    674,774       0.1%
    Gateway Distriparks, Ltd.                 39,234    217,766       0.0%
    GlaxoSmithKline Consumer Healthcare,
      Ltd.                                     2,752    269,505       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.      1,421     75,085       0.0%
    Global Offshore Services, Ltd.             4,085     33,783       0.0%
    GMR Infrastructure, Ltd.                 589,727    138,853       0.0%
    Godrej Consumer Products, Ltd.            44,035    735,147       0.1%
    Godrej Industries, Ltd.                   23,580    137,158       0.0%
    Godrej Properties, Ltd.                   26,741    102,984       0.0%
    Graphite India, Ltd.                      13,004     17,350       0.0%
    Grasim Industries, Ltd.                    3,807    214,789       0.0%
    Great Eastern Shipping Co., Ltd. (The)    31,634    167,523       0.0%
    Greaves Cotton, Ltd.                      37,079     79,997       0.0%
    Gruh Finance, Ltd.                        21,900     84,723       0.0%
    Gujarat Alkalies & Chemicals, Ltd.         7,954     21,159       0.0%
    Gujarat Fluorochemicals, Ltd.              9,874     96,321       0.0%
*   Gujarat Gas Co., Ltd.                     11,464    128,824       0.0%
    Gujarat Mineral Development Corp., Ltd.   34,866     55,295       0.0%
    Gujarat Narmada Valley Fertilizers &
      Chemicals, Ltd.                         14,377     15,830       0.0%
*   Gujarat Pipavav Port, Ltd.                62,657    219,255       0.0%
    Gujarat State Fertilisers & Chemicals,
      Ltd.                                    73,343     87,735       0.0%
    Gujarat State Petronet, Ltd.              74,216    140,398       0.0%
*   GVK Power & Infrastructure, Ltd.         350,798     47,396       0.0%
*   Hathway Cable & Datacom, Ltd.            113,680     94,873       0.0%
    Havells India, Ltd.                      108,451    478,155       0.1%
*   HCL Infosystems, Ltd.                     30,430     20,794       0.0%
    HCL Technologies, Ltd.                   204,548  2,849,391       0.3%
    HDFC Bank, Ltd.                          198,696  3,105,012       0.3%
    HEG, Ltd.                                  2,331      7,815       0.0%
*   HeidelbergCement India, Ltd.              33,038     36,484       0.0%
    Hero MotoCorp, Ltd.                       21,791    798,898       0.1%
*   Hexa Tradex, Ltd.                          6,867      2,409       0.0%
    Hexaware Technologies, Ltd.               92,749    409,477       0.1%
*   Himachal Futuristic Communications, Ltd. 371,413     78,593       0.0%
    Hindalco Industries, Ltd.                503,931  1,017,229       0.1%
*   Hindustan Construction Co., Ltd.         110,597     54,661       0.0%
    Hindustan Petroleum Corp., Ltd.           26,341    259,866       0.0%
    Hindustan Unilever, Ltd.                 136,563  1,838,230       0.2%
    Honeywell Automation India, Ltd.             639     77,401       0.0%
*   Housing Development & Infrastructure,
      Ltd.                                   153,290    285,796       0.0%
    HSIL, Ltd.                                13,284     80,278       0.0%
    HT Media, Ltd.                            27,555     47,238       0.0%
    ICICI Bank, Ltd.                         315,808  1,657,114       0.2%
    ICICI Bank, Ltd. Sponsored ADR           150,395  1,643,817       0.2%
    IDBI Bank, Ltd.                          194,551    229,231       0.0%
    Idea Cellular, Ltd.                      393,628  1,085,290       0.1%
    IDFC, Ltd.                                88,855    234,749       0.0%
    IIFL Holdings, Ltd.                       90,183    248,324       0.0%
    IL&FS Transportation Networks, Ltd.       19,155     50,871       0.0%
*   India Cements, Ltd. (The)                107,927    155,803       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Indiabulls Housing Finance, Ltd.          39,333 $  365,044       0.1%
    Indian Bank                               47,847    105,972       0.0%
*   Indian Hotels Co., Ltd.                  144,123    248,180       0.0%
    Indian Oil Corp., Ltd.                    37,027    210,743       0.0%
    Indian Overseas Bank                      82,909     57,693       0.0%
    Indoco Remedies, Ltd.                     10,160     55,809       0.0%
    Indraprastha Gas, Ltd.                    19,290    125,331       0.0%
    IndusInd Bank, Ltd.                       59,385    772,799       0.1%
    Info Edge India, Ltd.                      2,859     34,768       0.0%
    Infosys, Ltd.                            128,564  3,926,905       0.4%
    Infosys, Ltd. Sponsored ADR               63,530  1,968,159       0.2%
    Ingersoll-Rand India, Ltd.                 3,519     53,440       0.0%
*   Inox Leisure, Ltd.                         9,791     25,159       0.0%
*   Intellect Design Arena, Ltd.              24,242     43,773       0.0%
    IRB Infrastructure Developers, Ltd.       66,117    243,806       0.0%
    ITD Cementation India, Ltd.                1,712     18,802       0.0%
    Jagran Prakashan, Ltd.                    40,681     71,464       0.0%
    Jain Irrigation Systems, Ltd.            114,510    103,242       0.0%
*   Jaiprakash Associates, Ltd.              285,702     93,779       0.0%
*   Jaiprakash Power Ventures, Ltd.          256,079     35,017       0.0%
    Jammu & Kashmir Bank, Ltd. (The)         144,433    219,643       0.0%
*   Jaypee Infratech, Ltd.                   117,991     30,949       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.      10,064     34,271       0.0%
    JBF Industries, Ltd.                       5,910     21,544       0.0%
    Jindal Saw, Ltd.                          92,052     99,345       0.0%
    Jindal Steel & Power, Ltd.               118,865    259,442       0.0%
    JK Cement, Ltd.                            7,353     73,040       0.0%
    JK Lakshmi Cement, Ltd.                   13,600     76,560       0.0%
    JK Tyre & Industries, Ltd.                53,863    100,951       0.0%
    JM Financial, Ltd.                        63,370     46,768       0.0%
    JSW Energy, Ltd.                         181,588    325,287       0.1%
    JSW Steel, Ltd.                           57,354    839,269       0.1%
*   Jubilant Foodworks, Ltd.                  12,062    286,264       0.0%
    Just Dial, Ltd.                            6,602    111,013       0.0%
    Jyothy Laboratories, Ltd.                  3,722     14,573       0.0%
    Kajaria Ceramics, Ltd.                    17,498    211,968       0.0%
    Kalpataru Power Transmission, Ltd.        24,297     87,477       0.0%
    Kansai Nerolac Paints, Ltd.               24,370     85,899       0.0%
    Karnataka Bank, Ltd. (The)                80,196    158,960       0.0%
    Karur Vysya Bank, Ltd. (The)              25,587    193,511       0.0%
    Kaveri Seed Co., Ltd.                     13,670    178,915       0.0%
    KEC International, Ltd.                   40,234     62,246       0.0%
*   Kesoram Industries, Ltd.                  15,907     31,243       0.0%
    Kirloskar Oil Engines, Ltd.               38,849    165,936       0.0%
    Kolte-Patil Developers, Ltd.              12,988     43,747       0.0%
    Kotak Mahindra Bank, Ltd.                 60,942  1,276,498       0.1%
    KPIT Technologies, Ltd.                   47,545     78,802       0.0%
    KRBL, Ltd.                                18,639     46,118       0.0%
    Lakshmi Machine Works, Ltd.                1,653     97,309       0.0%
    Lakshmi Vilas Bank, Ltd. (The)            45,672     73,757       0.0%
*   Lanco Infratech, Ltd.                    258,577     20,930       0.0%
    LIC Housing Finance, Ltd.                 43,914    298,000       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
*   Mahanagar Telephone Nigam, Ltd.          114,360 $   32,424       0.0%
    Maharashtra Seamless, Ltd.                11,573     38,372       0.0%
    Mahindra Lifespace Developers, Ltd.        3,686     26,843       0.0%
    Marico, Ltd.                              48,083    303,194       0.0%
    Maruti Suzuki India, Ltd.                 19,851  1,166,326       0.1%
    McLeod Russel India, Ltd.                 26,026     98,784       0.0%
    Merck, Ltd.                                3,042     40,009       0.0%
    MindTree, Ltd.                            27,617    530,917       0.1%
    Monsanto India, Ltd.                       2,343    105,637       0.0%
    Motherson Sumi Systems, Ltd.              84,680    672,733       0.1%
    Motilal Oswal Financial Services, Ltd.     1,571      7,371       0.0%
    Mphasis, Ltd.                             25,278    155,845       0.0%
    MRF, Ltd.                                    635    368,049       0.1%
    National Aluminium Co., Ltd.             155,904    116,285       0.0%
    Navneet Education, Ltd.                   34,539     49,861       0.0%
    NCC, Ltd.                                225,317    322,253       0.1%
    NESCO, Ltd.                                  447     11,341       0.0%
    Nestle India, Ltd.                         3,928    406,406       0.1%
    NHPC, Ltd.                               462,195    143,909       0.0%
    NIIT Technologies, Ltd.                   15,555     85,788       0.0%
*   Nirvikara Paper Mills, Ltd.                1,398      1,050       0.0%
    Nitin Fire Protection Industries, Ltd.    16,307      8,593       0.0%
    NTPC, Ltd.                               403,791    952,105       0.1%
    Oberoi Realty, Ltd.                       16,350     68,854       0.0%
    OCL India, Ltd.                            2,092     13,190       0.0%
    OMAXE, Ltd.                               23,757     49,605       0.0%
    Oracle Financial Services Software, Ltd.   5,674    294,554       0.0%
    Orient Cement, Ltd.                       10,368     27,698       0.0%
    Oriental Bank of Commerce                 33,504    107,499       0.0%
    Page Industries, Ltd.                      1,625    346,362       0.1%
*   Parsvnath Developers, Ltd.                25,750      8,594       0.0%
    PC Jeweller, Ltd.                         12,651     68,695       0.0%
    Peninsula Land, Ltd.                      17,769      7,807       0.0%
    Persistent Systems, Ltd.                  10,882    121,023       0.0%
    Petronet LNG, Ltd.                        85,160    232,838       0.0%
    Phoenix Mills, Ltd. (The)                 11,964     67,951       0.0%
    PI Industries, Ltd.                       17,296    178,025       0.0%
    Pidilite Industries, Ltd.                 42,790    380,075       0.1%
*   Pipavav Defence & Offshore Engineering
      Co., Ltd.                               43,598     39,311       0.0%
    Polaris Consulting & Services, Ltd.       38,723     94,747       0.0%
    Power Grid Corp. of India, Ltd.          194,236    434,226       0.1%
    Praj Industries, Ltd.                     43,560     41,437       0.0%
    Prestige Estates Projects, Ltd.           17,052     65,360       0.0%
*   Prism Cement, Ltd.                        30,789     50,788       0.0%
    Procter & Gamble Hygiene & Health Care,
      Ltd.                                     2,404    259,978       0.0%
    PTC India Financial Services, Ltd.       102,303     85,626       0.0%
    PTC India, Ltd.                          143,472    160,529       0.0%
*   Punj Lloyd, Ltd.                          67,418     30,486       0.0%
*   Punjab National Bank                      10,000     24,986       0.0%
    Puravankara Projects, Ltd.                19,821     20,621       0.0%
    Rain Industries, Ltd.                     42,467     29,514       0.0%
    Rallis India, Ltd.                        39,840    135,383       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Ramco Cements, Ltd. (The)                 20,370 $   98,875       0.0%
    Ratnamani Metals & Tubes, Ltd.             3,432     36,600       0.0%
    Raymond, Ltd.                             21,233    148,789       0.0%
    Redington India, Ltd.                     73,089    136,972       0.0%
*   REI Agro, Ltd.                           150,380      1,776       0.0%
*   Reliance Communications, Ltd.            197,305    188,312       0.0%
    Reliance Infrastructure, Ltd.             33,524    218,937       0.0%
*   Reliance Power, Ltd.                     200,687    178,622       0.0%
    Rolta India, Ltd.                         35,171     63,999       0.0%
    Ruchi Soya Industries, Ltd.               35,351     22,663       0.0%
    Sadbhav Engineering, Ltd.                 13,589     63,900       0.0%
*   Schneider Electric Infrastructure, Ltd.    5,931     17,541       0.0%
    Sesa Sterlite, Ltd.                      373,188  1,224,515       0.1%
*   Shipping Corp. of India, Ltd.             81,682     60,306       0.0%
    Shree Cement, Ltd.                         2,788    446,699       0.1%
*   Shree Renuka Sugars, Ltd.                246,330     48,244       0.0%
    Shriram Transport Finance Co., Ltd.       10,335    159,381       0.0%
    Siemens, Ltd.                             25,770    554,373       0.1%
    Simplex Infrastructures, Ltd.              4,571     30,572       0.0%
    Sintex Industries, Ltd.                  123,333    215,535       0.0%
    SJVN, Ltd.                               141,492     53,391       0.0%
    SKF India, Ltd.                            5,253    116,482       0.0%
    Sobha, Ltd.                               26,482    163,221       0.0%
    Solar Industries India, Ltd.                 979     52,225       0.0%
    Sonata Software, Ltd.                     13,845     34,229       0.0%
    South Indian Bank, Ltd. (The)            261,873    100,057       0.0%
    SRF, Ltd.                                  8,714    135,739       0.0%
    Star Ferro and Cement, Ltd.                6,270     15,561       0.0%
    State Bank of Bikaner & Jaipur             8,274     72,199       0.0%
    State Bank of India                      213,960    906,731       0.1%
    State Bank of India GDR                    2,394    100,722       0.0%
    State Bank of Travancore                   6,567     45,364       0.0%
    Sterlite Technologies, Ltd.               69,907     66,186       0.0%
    Sun TV Network, Ltd.                      58,854    323,243       0.1%
    Sundram Fasteners, Ltd.                   30,293     84,919       0.0%
    Supreme Industries, Ltd.                  19,914    215,502       0.0%
    Syndicate Bank                            78,885    123,397       0.0%
    Tata Chemicals, Ltd.                      30,374    203,793       0.0%
    Tata Communications, Ltd.                 25,948    178,182       0.0%
    Tata Consultancy Services, Ltd.          109,159  4,248,068       0.4%
    Tata Elxsi, Ltd.                          10,339    181,083       0.0%
    Tata Global Beverages, Ltd.              205,637    461,827       0.1%
*   Tata Motors, Ltd.                          9,561     76,508       0.0%
    Tata Motors, Ltd. Sponsored ADR            1,347     55,483       0.0%
    Tata Power Co., Ltd.                     301,441    359,216       0.1%
    Tata Sponge Iron, Ltd.                     2,770     25,354       0.0%
    Tata Steel, Ltd.                         166,150    945,736       0.1%
*   Tata Teleservices Maharashtra, Ltd.      327,863     39,766       0.0%
    Tech Mahindra, Ltd.                      163,036  1,594,300       0.2%
    Techno Electric & Engineering Co., Ltd.    3,675     22,610       0.0%
    Texmaco Rail & Engineering, Ltd.          35,292     70,222       0.0%
    Thermax, Ltd.                             10,143    156,477       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDIA -- (Continued)
    Timken India, Ltd.                        2,794 $    26,214       0.0%
    Titagarh Wagons, Ltd.                    27,425      45,143       0.0%
    Titan Co., Ltd.                          46,614     280,307       0.0%
    Torrent Pharmaceuticals, Ltd.            19,441     368,627       0.1%
    Torrent Power, Ltd.                      50,246     130,546       0.0%
    Transport Corp. of India, Ltd.           20,072      79,820       0.0%
    Tree House Education and
      Accessories, Ltd.                       7,849      48,681       0.0%
    Trent, Ltd.                               2,317      41,842       0.0%
    Triveni Turbine, Ltd.                    39,695      73,400       0.0%
    TTK Prestige, Ltd.                          897      53,468       0.0%
    Tube Investments of India, Ltd.          23,768     136,437       0.0%
*   TV18 Broadcast, Ltd.                    257,802     140,677       0.0%
    TVS Motor Co., Ltd.                      52,589     195,069       0.0%
    UCO Bank                                 92,115      91,549       0.0%
    Uflex, Ltd.                              10,981      20,628       0.0%
    Ultratech Cement, Ltd.                    8,594     362,210       0.1%
    Union Bank of India                      92,607     210,225       0.0%
*   Unitech, Ltd.                           785,052     190,167       0.0%
    UPL, Ltd.                               176,654   1,367,062       0.1%
*   Usha Martin, Ltd.                        15,735       5,177       0.0%
    V-Guard Industries, Ltd.                  5,253      82,623       0.0%
    VA Tech Wabag, Ltd.                      10,812     119,225       0.0%
    Vakrangee, Ltd.                          75,173     124,733       0.0%
    Vardhman Textiles, Ltd.                   6,709      68,612       0.0%
*   Videocon Industries, Ltd.                51,130     119,572       0.0%
    Vijaya Bank                              67,325      48,180       0.0%
    VIP Industries, Ltd.                     45,337      69,176       0.0%
    Voltas, Ltd.                             49,964     219,584       0.0%
    WABCO India, Ltd.                         1,336     116,624       0.0%
    Welspun Corp., Ltd.                      44,425      59,178       0.0%
*   Welspun Enterprises, Ltd.                 2,221      15,169       0.0%
    Welspun India, Ltd.                       7,561      56,993       0.0%
    Wipro, Ltd.                             168,307   1,423,042       0.2%
    Yes Bank, Ltd.                          101,859   1,351,545       0.1%
    Zee Entertainment Enterprises, Ltd.     193,940     952,970       0.1%
    Zensar Technologies, Ltd.                 4,240      46,599       0.0%
    Zydus Wellness, Ltd.                      5,297      82,313       0.0%
                                                    -----------       ---
TOTAL INDIA                                          95,029,237       9.0%
                                                    -----------       ---
INDONESIA -- (3.1%)
    Ace Hardware Indonesia Tbk PT         4,103,200     204,059       0.0%
    Adaro Energy Tbk PT                   7,622,000     513,189       0.1%
    Adhi Karya Persero Tbk PT               898,400     190,751       0.0%
    Agung Podomoro Land Tbk PT            4,770,800     153,311       0.0%
    AKR Corporindo Tbk PT                   324,800     130,018       0.0%
    Alam Sutera Realty Tbk PT             8,696,700     409,995       0.1%
    Aneka Tambang Persero Tbk PT          2,223,700     135,937       0.0%
    Arwana Citramulia Tbk PT              1,498,000      59,968       0.0%
    Asahimas Flat Glass Tbk PT                2,000       1,061       0.0%
    Astra Agro Lestari Tbk PT               230,100     359,856       0.1%
    Astra Graphia Tbk PT                    236,000      40,407       0.0%
    Astra International Tbk PT            5,334,200   2,807,025       0.3%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                         ---------- ---------- ---------------
INDONESIA -- (Continued)
*   Bakrie and Brothers Tbk PT           10,309,000 $    7,158       0.0%
*   Bakrie Telecom Tbk PT                 4,450,000     17,165       0.0%
*   Bakrieland Development Tbk PT         8,497,250     32,776       0.0%
    Bank Bukopin Tbk PT                   1,961,200    104,961       0.0%
    Bank Central Asia Tbk PT              1,522,700  1,576,614       0.2%
    Bank Danamon Indonesia Tbk PT           996,942    304,944       0.0%
    Bank Mandiri Persero Tbk PT           2,204,072  1,812,939       0.2%
    Bank Negara Indonesia Persero Tbk PT  1,476,500    728,678       0.1%
*   Bank Pan Indonesia Tbk PT             1,444,000    144,451       0.0%
    Bank Pembangunan Daerah Jawa Barat
      Dan Banten Tbk PT                   1,481,100     99,728       0.0%
    Bank Permata Tbk PT                       7,500        931       0.0%
    Bank Rakyat Indonesia Persero Tbk PT  3,674,500  3,280,594       0.3%
    Bank Tabungan Negara Persero Tbk PT   3,320,973    284,540       0.0%
*   Bank Tabungan Pensiunan Nasional
      Tbk PT                                413,000    125,854       0.0%
*   Barito Pacific Tbk PT                   711,500     14,665       0.0%
*   Bayan Resources Tbk PT                   13,000      8,218       0.0%
    Benakat Integra Tbk PT                4,345,000     30,417       0.0%
*   Berau Coal Energy Tbk PT                848,500      5,341       0.0%
*   Berlian Laju Tanker Tbk PT            2,525,666         --       0.0%
    BISI International Tbk PT               645,500     69,544       0.0%
*   Bumi Resources Minerals Tbk PT        1,984,200     23,277       0.0%
    Bumi Serpong Damai Tbk PT             3,061,200    438,628       0.1%
    Charoen Pokphand Indonesia Tbk PT     2,514,615    548,322       0.1%
    Ciputra Development Tbk PT            4,306,100    453,996       0.1%
    Ciputra Property Tbk PT               1,595,500     83,360       0.0%
    Ciputra Surya Tbk PT                    430,000     97,525       0.0%
    Citra Marga Nusaphala Persada Tbk PT    754,375    137,121       0.0%
*   Darma Henwa Tbk PT                    3,026,500     11,674       0.0%
*   Delta Dunia Makmur Tbk PT             3,131,000     20,347       0.0%
    Eagle High Plantations Tbk PT         2,451,500     47,688       0.0%
    Elnusa Tbk PT                         2,372,000    108,279       0.0%
*   Energi Mega Persada Tbk PT           19,727,600    121,421       0.0%
*   Erajaya Swasembada Tbk PT               822,600     52,170       0.0%
*   Exploitasi Energi Indonesia Tbk PT    1,976,500     10,919       0.0%
    Express Transindo Utama Tbk PT          956,700     80,988       0.0%
*   Fajar Surya Wisesa Tbk PT               146,000     16,833       0.0%
    Gajah Tunggal Tbk PT                  1,479,700    125,242       0.0%
*   Garuda Indonesia Persero Tbk PT       3,783,446    173,262       0.0%
    Global Mediacom Tbk PT                3,437,100    410,290       0.1%
*   Golden Eagle Energy Tbk PT              120,750     18,790       0.0%
*   Hanson International Tbk PT           3,878,800    212,192       0.0%
    Harum Energy Tbk PT                     645,200     59,232       0.0%
    Hexindo Adiperkasa Tbk PT               121,000     27,361       0.0%
    Holcim Indonesia Tbk PT                 897,900    107,200       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT    872,300     75,052       0.0%
*   Indika Energy Tbk PT                    589,500     13,178       0.0%
    Indo Tambangraya Megah Tbk PT           200,500    194,681       0.0%
    Indocement Tunggal Prakarsa Tbk PT      357,500    577,334       0.1%
    Indofood CBP Sukses Makmur Tbk PT        98,600    100,066       0.0%
    Indofood Sukses Makmur Tbk PT         1,506,200    781,762       0.1%
*   Indosat Tbk PT                          356,300    109,900       0.0%
*   Inovisi Infracom Tbk PT                 668,445      6,033       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                          ---------- ---------- ---------------
INDONESIA -- (Continued)
    Intiland Development Tbk PT            4,907,400 $  245,130       0.0%
    Japfa Comfeed Indonesia Tbk PT         2,568,800    108,456       0.0%
    Jasa Marga Persero Tbk PT                573,600    273,274       0.0%
    Kalbe Farma Tbk PT                     4,968,200    686,839       0.1%
    Kawasan Industri Jababeka Tbk PT      10,078,014    220,091       0.0%
*   Krakatau Steel Persero Tbk PT          1,122,400     30,287       0.0%
*   Lippo Cikarang Tbk PT                    307,200    282,911       0.0%
    Malindo Feedmill Tbk PT                  449,100     49,914       0.0%
    Matahari Putra Prima Tbk PT              726,800    221,624       0.0%
    Mayora Indah Tbk PT                      121,333    238,530       0.0%
    Medco Energi Internasional Tbk PT        938,100    231,140       0.0%
    Media Nusantara Citra Tbk PT           1,965,400    333,531       0.1%
    Mitra Adiperkasa Tbk PT                  561,400    240,636       0.0%
    MNC Investama Tbk PT                   9,621,600    199,492       0.0%
*   MNC Sky Vision Tbk PT                    269,000     33,292       0.0%
    Modern Internasional Tbk PT              312,000     10,850       0.0%
    Modernland Realty Tbk PT               4,663,300    186,610       0.0%
    Multipolar Tbk PT                      3,535,300    218,899       0.0%
    Multistrada Arah Sarana Tbk PT            33,500        799       0.0%
    Nippon Indosari Corpindo Tbk PT          392,500     34,361       0.0%
*   Nusantara Infrastructure Tbk PT        5,897,900     79,928       0.0%
    Pakuwon Jati Tbk PT                    9,663,700    325,368       0.1%
    Pan Brothers Tbk PT                    2,313,800     82,424       0.0%
*   Panin Financial Tbk PT                10,885,500    273,963       0.0%
*   Paninvest Tbk PT                         992,000     59,604       0.0%
    Pembangunan Perumahan Persero Tbk PT   1,117,500    336,730       0.1%
    Perusahaan Gas Negara Persero Tbk PT   2,343,300    738,603       0.1%
    Perusahaan Perkebunan London Sumatra
      Indonesia Tbk PT                     2,366,200    258,707       0.0%
    Ramayana Lestari Sentosa Tbk PT        1,905,700    113,688       0.0%
    Resource Alam Indonesia Tbk PT           116,500      8,468       0.0%
    Salim Ivomas Pratama Tbk PT            1,916,700     94,288       0.0%
    Samindo Resources Tbk PT                  62,250      2,376       0.0%
    Sampoerna Agro PT                        234,500     32,726       0.0%
    Selamat Sempurna Tbk PT                  292,400    106,084       0.0%
    Semen Baturaja Persero Tbk PT          1,485,800     36,594       0.0%
    Semen Indonesia Persero Tbk PT         1,096,800  1,054,710       0.1%
*   Sentul City Tbk PT                    21,702,400    161,343       0.0%
    Sinar Mas Agro Resources &
      Technology Tbk PT                       36,000     15,300       0.0%
    Sinar Mas Multiartha Tbk PT               16,500      5,092       0.0%
    Sri Rejeki Isman Tbk PT                6,214,400    129,868       0.0%
*   Sugih Energy Tbk PT                    6,573,700    200,265       0.0%
    Sumber Alfaria Trijaya Tbk PT            478,600     19,501       0.0%
    Summarecon Agung Tbk PT                3,181,064    434,607       0.1%
    Surya Citra Media Tbk PT               1,448,000    322,845       0.0%
    Surya Semesta Internusa Tbk PT         2,085,600    189,142       0.0%
*   Suryainti Permata Tbk PT               1,280,000         --       0.0%
    Tambang Batubara Bukit Asam Persero
      Tbk PT                                 436,521    313,852       0.0%
    Telekomunikasi Indonesia Persero Tbk
      PT                                     686,900    138,150       0.0%
    Telekomunikasi Indonesia Persero Tbk
      PT Sponsored ADR                        50,608  2,094,159       0.2%
    Tiga Pilar Sejahtera Food Tbk            786,700    106,487       0.0%
    Timah Persero Tbk PT                   2,070,831    129,433       0.0%
*   Tiphone Mobile Indonesia Tbk PT        1,208,700     89,349       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDONESIA -- (Continued)
    Total Bangun Persada Tbk PT             519,900 $    37,808       0.0%
    Tower Bersama Infrastructure Tbk PT     766,800     501,195       0.1%
*   Trada Maritime Tbk PT                   946,500       3,652       0.0%
*   Truba Alam Manunggal Engineering PT   3,328,000       2,054       0.0%
    Tunas Baru Lampung Tbk PT               917,400      38,873       0.0%
    Tunas Ridean Tbk PT                     238,000      13,110       0.0%
    Ultrajaya Milk Industry & Trading
      Co. Tbk PT                            203,000      61,790       0.0%
    Unilever Indonesia Tbk PT               306,500   1,005,101       0.1%
    United Tractors Tbk PT                  555,395     913,225       0.1%
    Vale Indonesia Tbk PT                 1,443,000     310,019       0.0%
*   Visi Media Asia Tbk PT                3,034,800     108,501       0.0%
    Waskita Karya Persero Tbk PT            649,200      86,143       0.0%
    Wijaya Karya Persero Tbk PT             871,000     199,685       0.0%
    Wintermar Offshore Marine Tbk PT        424,300      13,065       0.0%
    XL Axiata Tbk PT                      1,628,900     505,542       0.1%
                                                    -----------       ---
TOTAL INDONESIA                                      34,499,301       3.3%
                                                    -----------       ---
MALAYSIA -- (3.8%)
    Aeon Co. M Bhd                          250,100     227,630       0.0%
    Aeon Credit Service M Bhd                 2,160       9,001       0.0%
    Affin Holdings Bhd                      266,470     217,637       0.0%
#   AirAsia Bhd                             656,700     418,056       0.1%
*   Alam Maritim Resources Bhd              212,100      40,010       0.0%
    Alliance Financial Group Bhd            434,700     576,996       0.1%
#   AMMB Holdings Bhd                       802,675   1,457,805       0.2%
    Amway Malaysia Hldgs Bhd                 16,600      51,239       0.0%
    Ann Joo Resources Bhd                    54,000      15,646       0.0%
    APM Automotive Holdings Bhd              22,800      32,936       0.0%
    Astro Malaysia Holdings Bhd             483,400     425,604       0.1%
    Axiata Group Bhd                        607,050   1,147,141       0.1%
    Batu Kawan Bhd                           32,100     163,669       0.0%
    Benalec Holdings Bhd                    227,000      49,154       0.0%
    BIMB Holdings Bhd                       291,231     326,946       0.1%
    Bonia Corp. Bhd                         304,400      88,675       0.0%
    Boustead Holdings Bhd                    15,800      20,471       0.0%
#*  Bumi Armada Bhd                         756,300     252,027       0.0%
#   Bursa Malaysia Bhd                      111,900     274,260       0.0%
    Cahya Mata Sarawak Bhd                  212,300     302,040       0.0%
    Can-One Bhd                              18,800      14,304       0.0%
    CB Industrial Product Holding Bhd       161,780      92,058       0.0%
#   CIMB Group Holdings Bhd                 847,609   1,402,193       0.2%
    Coastal Contracts Bhd                   153,900     130,057       0.0%
    Cypark Resources Bhd                     54,200      28,351       0.0%
    Daibochi Plastic & Packaging
      Industry Bhd                            2,100       2,560       0.0%
*   Daya Materials Bhd                      274,800       9,999       0.0%
#   Dayang Enterprise Holdings Bhd          186,050     137,176       0.0%
#   Dialog Group Bhd                        609,214     276,352       0.0%
    DiGi.Com Bhd                            731,000   1,232,357       0.1%
    DKSH Holdings Malaysia Bhd               15,200      22,553       0.0%
    DRB-Hicom Bhd                           516,100     271,979       0.0%
    Dutch Lady Milk Industries Bhd            4,900      65,472       0.0%
#   Eastern & Oriental Bhd                  368,830     201,660       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
MALAYSIA -- (Continued)
*   Evergreen Fibreboard Bhd                 147,400 $   44,967       0.0%
    Fraser & Neave Holdings Bhd                9,100     47,325       0.0%
#   Gamuda Bhd                               231,300    339,470       0.1%
    Genting Plantations Bhd                   39,700    110,227       0.0%
#   Globetronics Technology Bhd              134,200    223,599       0.0%
    Glomac Bhd                               119,700     32,254       0.0%
*   Goldis Bhd                                10,502      6,785       0.0%
*   Guan Chong Bhd                            21,800      5,109       0.0%
    GuocoLand Malaysia Bhd                    34,800     11,781       0.0%
    Hai-O Enterprise Bhd                      39,400     25,953       0.0%
#   HAP Seng Consolidated Bhd                279,820    362,658       0.1%
    Hap Seng Plantations Holdings Bhd         90,600     66,050       0.0%
#   Hartalega Holdings Bhd                   120,700    276,125       0.0%
    Hock Seng LEE Bhd                         37,600     19,377       0.0%
#   Hong Leong Bank Bhd                      136,540    538,928       0.1%
#   Hong Leong Financial Group Bhd           105,200    477,093       0.1%
    Hong Leong Industries Bhd                 33,700     47,066       0.0%
    Hua Yang Bhd                              96,533     56,768       0.0%
*   Hume Industries Bhd                       54,108     55,060       0.0%
    Hup Seng Industries Bhd                   33,800      8,428       0.0%
    I Bhd                                     59,800     10,280       0.0%
    IJM Corp. Bhd                            797,157  1,641,496       0.2%
    IJM Plantations Bhd                       99,000     96,572       0.0%
#   Inari Amertron Bhd                       199,237    177,019       0.0%
    Insas Bhd                                244,413     63,234       0.0%
    IOI Corp. Bhd                            673,005    819,400       0.1%
    IOI Properties Group Bhd                 190,169    113,968       0.0%
#*  Iris Corp. Bhd                           539,700     44,450       0.0%
*   Iskandar Waterfront City Bhd             100,100     36,676       0.0%
*   JAKS Resources Bhd                       278,400     52,966       0.0%
    Jaya Tiasa Holdings Bhd                  183,405     83,272       0.0%
    JCY International Bhd                    338,200     72,450       0.0%
*   K&N Kenanga Holdings Bhd                  81,000     15,889       0.0%
    Kian JOO CAN Factory Bhd                  90,700     77,892       0.0%
    Kim Loong Resources Bhd                   50,920     40,052       0.0%
    Kimlun Corp. Bhd                          45,400     16,126       0.0%
*   KNM Group Bhd                          1,251,584    223,891       0.0%
    KSL Holdings Bhd                         262,914    141,156       0.0%
#   Kuala Lumpur Kepong Bhd                  122,450    761,792       0.1%
    Kulim Malaysia Bhd                       229,700    167,725       0.0%
*   Kumpulan Europlus Bhd                     56,300     16,581       0.0%
    Kumpulan Perangsang Selangor Bhd         161,900     67,083       0.0%
    Land & General BHD                       493,900     70,378       0.0%
*   Landmarks Bhd                            139,100     50,610       0.0%
    LBS Bina Group Bhd                       118,100     51,690       0.0%
    Lingkaran Trans Kota Holdings Bhd         69,500     76,178       0.0%
*   Lion Industries Corp. Bhd                240,400     29,998       0.0%
    LPI Capital Bhd                           24,100     98,077       0.0%
    Mah Sing Group Bhd                       554,162    327,585       0.1%
    Malayan Banking Bhd                    1,109,937  2,868,191       0.3%
    Malayan Flour Mills Bhd                   90,600     38,551       0.0%
#   Malaysia Airports Holdings Bhd           221,240    400,109       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
MALAYSIA -- (Continued)
#   Malaysia Marine and Heavy
      Engineering Holdings Bhd              213,400 $   72,941       0.0%
    Malaysian Bulk Carriers Bhd             271,325     91,196       0.0%
    Malaysian Pacific Industries Bhd         48,463     90,313       0.0%
#   Malaysian Resources Corp. Bhd         1,049,600    387,684       0.1%
    Malton Bhd                              103,400     26,054       0.0%
    Matrix Concepts Holdings Bhd            114,000    100,789       0.0%
#   Maxis Bhd                               442,500    860,510       0.1%
    MBM Resources Bhd                        80,330     76,505       0.0%
    Media Chinese International, Ltd.       100,600     18,487       0.0%
#   Media Prima Bhd                         319,500    150,299       0.0%
    Mega First Corp. Bhd                     46,000     31,572       0.0%
    MK Land Holdings Bhd                    360,900     42,428       0.0%
    MKH Bhd                                  96,960     70,484       0.0%
#   MMC Corp. Bhd                           482,100    364,035       0.1%
    MNRB Holdings Bhd                        27,600     28,919       0.0%
*   MPHB Capital Bhd                         39,500     21,015       0.0%
    Mudajaya Group Bhd                       93,600     36,990       0.0%
    Muhibbah Engineering M Bhd              199,200    139,680       0.0%
#*  Mulpha International Bhd                618,100     66,657       0.0%
#   My EG Services Bhd                      263,400    186,538       0.0%
    Naim Holdings Bhd                       123,300     95,688       0.0%
    NCB Holdings Bhd                          1,300      1,047       0.0%
    Nestle Malaysia Bhd                       4,900    101,905       0.0%
    Oldtown Bhd                             210,925    100,567       0.0%
    Oriental Holdings Bhd                    12,000     26,303       0.0%
#   OSK Holdings Bhd                        333,809    196,424       0.0%
    Padini Holdings Bhd                     339,900    133,339       0.0%
    Panasonic Manufacturing Malaysia Bhd     13,100     84,594       0.0%
    Pantech Group Holdings Bhd               83,200     17,155       0.0%
    Paramount Corp. Bhd                      69,500     32,141       0.0%
#*  Parkson Holdings Bhd                    314,740    189,573       0.0%
#   Perdana Petroleum Bhd                   356,440    135,529       0.0%
*   Perisai Petroleum Teknologi Bhd         693,000    106,121       0.0%
    Pharmaniaga Bhd                          44,200     92,606       0.0%
    PJ Development Holdings Bhd             126,900     52,563       0.0%
#   Pos Malaysia Bhd                        160,800    229,231       0.0%
#   PPB Group Bhd                           128,000    550,611       0.1%
    Press Metal Bhd                         257,700    203,761       0.0%
#   Prestariang Bhd                         201,400    140,769       0.0%
    Protasco Bhd                            130,400     69,306       0.0%
    Public Bank Bhd                         529,770  2,896,222       0.3%
*   Puncak Niaga Holdings Bhd                86,200     62,531       0.0%
#   QL Resources Bhd                        187,450    210,052       0.0%
#   RHB Capital Bhd                         249,841    553,153       0.1%
*   Rimbunan Sawit Bhd                      239,000     37,219       0.0%
#   Salcon Bhd                              264,800     63,350       0.0%
#   Sapurakencana Petroleum Bhd           1,682,511  1,252,858       0.1%
    Sarawak Oil Palms Bhd                    24,900     34,486       0.0%
    Sarawak Plantation Bhd                    6,400      3,926       0.0%
    Scientex Bhd                             54,000    100,785       0.0%
*   Scomi Energy Services Bhd               387,900     48,734       0.0%
    Selangor Dredging Bhd                   150,900     43,159       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
MALAYSIA -- (Continued)
    Selangor Properties Bhd                   2,100 $    3,234       0.0%
    Shangri-La Hotels Malaysia Bhd          101,700    181,375       0.0%
*   Shell Refining Co. Federation of
      Malaya Bhd                             25,600     34,578       0.0%
    SHL Consolidated Bhd                     98,500     90,435       0.0%
    Sime Darby Bhd                          121,700    309,220       0.1%
    SP Setia Bhd Group                      163,917    156,714       0.0%
    Star Publications Malaysia Bhd          114,600     80,027       0.0%
    Subur Tiasa Holdings Bhd                 36,215     18,525       0.0%
#   Sunway Bhd                              387,100    411,207       0.1%
    Supermax Corp. Bhd                      303,250    171,861       0.0%
    Suria Capital Holdings Bhd               18,100     12,574       0.0%
    Syarikat Takaful Malaysia Bhd            36,600    150,233       0.0%
    Symphony Life Bhd                        59,865     14,085       0.0%
    Ta Ann Holdings Bhd                      86,289     90,737       0.0%
    TA Enterprise Bhd                       462,600     91,952       0.0%
    TA Global Bhd                           448,080     40,156       0.0%
*   Talam Transform Bhd                     182,500      4,055       0.0%
    Tambun Indah Land Bhd                   121,700     63,941       0.0%
    TAN Chong Motor Holdings Bhd            103,100     86,817       0.0%
*   Tanjung Offshore Bhd                     62,300      7,571       0.0%
    Tasek Corp. Bhd                           4,700     22,004       0.0%
#   Telekom Malaysia Bhd                    300,492    623,961       0.1%
    Tenaga Nasional Bhd                     601,000  2,418,868       0.2%
*   TH Heavy Engineering Bhd                200,600     17,632       0.0%
    TH Plantations Bhd                       61,320     27,001       0.0%
    Tiong NAM Logistics Holdings             55,000     19,421       0.0%
    Top Glove Corp. Bhd                     202,100    318,116       0.1%
    Tropicana Corp. Bhd                     352,700    107,654       0.0%
    TSH Resources Bhd                       258,900    164,010       0.0%
    Tune Ins Holdings Bhd                   146,200     74,629       0.0%
    Uchi Technologies Bhd                    51,700     23,052       0.0%
    UEM Edgenta Bhd                          78,100     79,232       0.0%
#   UEM Sunrise Bhd                         710,864    256,624       0.0%
#   UMW Holdings Bhd                        285,000    850,576       0.1%
    Unisem M Bhd                            301,230    201,687       0.0%
    United Malacca Bhd                       20,100     35,979       0.0%
    United Plantations Bhd                   21,300    155,217       0.0%
    United U-Li Corp. Bhd                    47,000     39,450       0.0%
#   UOA Development Bhd                     201,000    127,668       0.0%
    Uzma Bhd                                 75,200     48,847       0.0%
    VS Industry Bhd                          56,245     62,025       0.0%
    Wah Seong Corp. Bhd                     276,305    102,060       0.0%
#   WCT Holdings Bhd                        520,288    266,242       0.0%
    Wellcall Holdings Bhd                   145,400     79,817       0.0%
    Westports Holdings Bhd                  101,500    128,087       0.0%
    Wing Tai Malaysia Bhd                    13,400      6,506       0.0%
    WTK Holdings Bhd                        175,000     56,348       0.0%
#   Yinson Holdings Bhd                      84,000     68,477       0.0%
    YNH Property Bhd                        150,951     81,200       0.0%
    YTL Corp. Bhd                         2,906,864  1,362,063       0.1%
    YTL E-Solutions Bhd                      48,400      7,614       0.0%
*   YTL Land & Development Bhd               61,900     13,801       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
MALAYSIA -- (Continued)
#   YTL Power International Bhd             342,451 $   153,645       0.0%
    Zhulian Corp. Bhd                        58,200      33,454       0.0%
                                                    -----------       ---
TOTAL MALAYSIA                                       42,271,442       4.0%
                                                    -----------       ---
MEXICO -- (4.9%)
    Alfa S.A.B. de C.V. Class A           1,036,503   2,104,489       0.2%
#   Alpek S.A.B. de C.V.                     62,437      84,731       0.0%
#*  Alsea S.A.B. de C.V.                    183,893     552,567       0.1%
    America Movil S.A.B. de C.V. Series L 4,453,091   4,667,299       0.4%
#   America Movil S.A.B. de C.V. Series
      L ADR                                 116,929   2,442,647       0.2%
    Arca Continental S.A.B. de C.V.         166,706   1,022,598       0.1%
#*  Axtel S.A.B. de C.V.                    385,832     111,912       0.0%
*   Banregio Grupo Financiero S.A.B. de
      C.V.                                   98,150     562,977       0.1%
*   Bio Pappel S.A.B. de C.V.                22,232      33,822       0.0%
    Bolsa Mexicana de Valores S.A.B. de
      C.V.                                  196,254     377,746       0.0%
*   Cemex S.A.B. de C.V.                  1,703,864   1,644,781       0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR      217,968   2,096,848       0.2%
*   Cia Minera Autlan S.A.B. de C.V.
      Series B                               31,640      27,223       0.0%
#   Coca-Cola Femsa S.A.B. de C.V.
      Series L                               21,690     173,455       0.0%
    Coca-Cola Femsa S.A.B. de C.V.
      Sponsored ADR                           7,735     618,027       0.1%
#*  Consorcio ARA S.A.B. de C.V. Series *   545,346     229,982       0.0%
    Controladora Comercial Mexicana
      S.A.B. de C.V.                        173,855     560,479       0.1%
*   Corp. GEO S.A.B. de C.V. Series B       185,607       1,392       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de
      C.V.                                  108,893     204,414       0.0%
    Corp. Moctezuma S.A.B. de C.V.
      Series *                               87,200     272,820       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.      45,100       1,654       0.0%
*   El Puerto de Liverpool S.A.B. de C.V.    49,808     549,050       0.1%
#*  Empresas ICA S.A.B. de C.V.              72,400      64,179       0.0%
#*  Empresas ICA S.A.B. de C.V.
      Sponsored ADR                          61,340     218,370       0.0%
*   Financiera Independencia S.A.B. de
      C.V.                                   21,447       6,990       0.0%
*   Fomento Economico Mexicano S.A.B. de
      C.V. Sponsored ADR                     45,092   4,080,375       0.4%
*   Gentera S.A.B. de C.V.                   71,739     122,791       0.0%
    Gruma S.A.B. de C.V. Class B            109,501   1,319,122       0.1%
#*  Grupo Aeromexico S.A.B. de C.V.          36,600      64,650       0.0%
    Grupo Aeroportuario del Centro Norte
      S.A.B. de C.V.                         77,931     389,096       0.0%
    Grupo Aeroportuario del Pacifico
      S.A.B. de C.V. ADR                      7,986     567,405       0.1%
    Grupo Aeroportuario del Pacifico
      S.A.B. de C.V. Class B                107,610     764,745       0.1%
*   Grupo Aeroportuario del Sureste
      S.A.B. de C.V. ADR                      7,517   1,086,733       0.1%
    Grupo Aeroportuario del Sureste
      S.A.B. de C.V. Class B                 29,606     418,868       0.0%
*   Grupo Bimbo S.A.B. de C.V. Series A     439,181   1,177,390       0.1%
    Grupo Carso S.A.B. de C.V. Series A1    157,253     655,785       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.   125,496     376,603       0.0%
    Grupo Elektra S.A.B. de C.V.             12,859     331,742       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A      131,517      99,439       0.0%
    Grupo Financiero Banorte S.A.B. de
      C.V.                                  431,909   2,450,074       0.2%
    Grupo Financiero Inbursa S.A.B. de
      C.V.                                  596,180   1,424,195       0.1%
    Grupo Financiero Interacciones S.A.
      de C.V.                                11,830      74,410       0.0%
    Grupo Financiero Santander Mexico
      S.A.B. de C.V. Class B                 83,609     170,303       0.0%
    Grupo Financiero Santander Mexico
      S.A.B. de C.V. Class B ADR             40,684     413,756       0.0%
*   Grupo Herdez S.A.B. de C.V. Series *     89,986     244,643       0.0%
    Grupo KUO S.A.B. de C.V. Series B        28,600      50,332       0.0%
    Grupo Mexico S.A.B. de C.V. Series B  1,214,567   3,753,267       0.4%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
MEXICO -- (Continued)
*   Grupo Pochteca S.A.B. de C.V.            23,090 $    20,950       0.0%
#   Grupo Sanborns S.A.B. de C.V.            25,309      38,025       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B      78,713     211,943       0.0%
#*  Grupo Simec S.A.B. de C.V. Sponsored
      ADR                                     2,821      22,512       0.0%
*   Grupo Sports World S.A.B. de C.V.        16,500      18,262       0.0%
*   Grupo Televisa S.A.B. Series CPO        252,412   1,837,728       0.2%
*   Grupo Televisa S.A.B. Sponsored ADR      76,164   2,773,131       0.3%
*   Impulsora del Desarrollo y El Empleo
      en America Latina S.A.B. de C.V.      170,960     376,642       0.0%
*   Industrias Bachoco S.A.B. de C.V. ADR     3,056     164,382       0.0%
*   Industrias Bachoco S.A.B. de C.V.
      Series B                               32,399     144,277       0.0%
#*  Industrias CH S.A.B. de C.V. Series B   112,541     458,981       0.1%
    Industrias Penoles S.A.B. de C.V.        37,832     641,137       0.1%
#   Infraestructura Energetica Nova
      S.A.B. de C.V.                         88,232     514,945       0.1%
    Kimberly-Clark de Mexico S.A.B. de
      C.V. Class A                          526,576   1,159,415       0.1%
*   Maxcom Telecomunicaciones S.A.B. de
      C.V.                                   38,800       4,527       0.0%
*   Megacable Holdings S.A.B. de C.V.       103,838     431,812       0.0%
    Mexichem S.A.B. de C.V.                 310,977     889,635       0.1%
#*  Minera Frisco S.A.B. de C.V.            168,558     139,531       0.0%
*   OHL Mexico S.A.B. de C.V.               370,471     748,573       0.1%
#   Organizacion Cultiba S.A.B. de C.V.      24,314      32,647       0.0%
    Organizacion Soriana S.A.B. de C.V.
      Class B                               245,520     600,757       0.1%
*   Promotora y Operadora de
      Infraestructura S.A.B. de C.V.         99,249   1,138,562       0.1%
#*  Qualitas Controladora S.A.B. de C.V.     24,000      45,053       0.0%
*   TV Azteca S.A.B. de C.V.                353,304     107,774       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de
      C.V.                                  102,404          31       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.     1,114,598   2,622,669       0.3%
                                                    -----------       ---
TOTAL MEXICO                                         53,810,077       5.1%
                                                    -----------       ---
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                1,200       9,540       0.0%
    Cia de Minas Buenaventura SAA ADR        15,794     176,577       0.0%
    Credicorp, Ltd.                          15,083   2,300,912       0.2%
    Grana y Montero SAA Sponsored ADR        13,532     108,526       0.0%
                                                    -----------       ---
TOTAL PERU                                            2,595,555       0.2%
                                                    -----------       ---
PHILIPPINES -- (1.5%)
    Aboitiz Equity Ventures, Inc.           458,240     582,015       0.1%
    Aboitiz Power Corp.                     257,100     247,523       0.0%
    Atlas Consolidated Mining &
      Development Corp.                     168,700      30,260       0.0%
    Ayala Corp.                              37,901     662,748       0.1%
    Ayala Land, Inc.                      1,339,460   1,158,820       0.1%
    Bank of the Philippine Islands          162,916     370,025       0.0%
    BDO Unibank, Inc.                       294,276     719,642       0.1%
    Belle Corp.                           1,830,000     171,225       0.0%
    Cebu Air, Inc.                           70,340     134,218       0.0%
    China Banking Corp.                     101,300     103,926       0.0%
    D&L Industries, Inc.                    500,300     224,157       0.0%
    DMCI Holdings, Inc.                   1,433,150     482,264       0.1%
    EEI Corp.                               134,000      29,631       0.0%
*   Empire East Land Holdings, Inc.       1,223,000      24,135       0.0%
    Energy Development Corp.              4,794,600     869,565       0.1%
    Filinvest Land, Inc.                  6,249,000     266,119       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
PHILIPPINES -- (Continued)
    First Gen Corp.                         696,200 $   438,231       0.1%
    First Philippine Holdings Corp.         133,950     278,936       0.0%
    Globe Telecom, Inc.                       9,970     487,443       0.1%
    JG Summit Holdings, Inc.                212,750     340,791       0.0%
    Jollibee Foods Corp.                    123,190     549,730       0.1%
*   Lepanto Consolidated Mining Co.       1,834,182       9,854       0.0%
    Lopez Holdings Corp.                  1,165,300     225,870       0.0%
    Manila Electric Co.                      38,510     225,095       0.0%
    Manila Water Co., Inc.                  489,700     272,159       0.0%
*   Megawide Construction Corp.             140,174      24,531       0.0%
    Megaworld Corp.                       5,289,500     627,094       0.1%
    Metropolitan Bank & Trust Co.           100,422     209,340       0.0%
*   Pepsi-Cola Products Philippines, Inc.   622,300      60,800       0.0%
    Petron Corp.                            384,500      84,927       0.0%
*   Philex Petroleum Corp.                   10,900         456       0.0%
    Philippine Long Distance Telephone
      Co.                                    16,410   1,029,698       0.1%
    Philippine Long Distance Telephone
      Co. Sponsored ADR                      11,966     771,089       0.1%
*   Philippine National Bank                145,332     252,472       0.0%
    Philippine Stock Exchange, Inc. (The)     5,304      37,604       0.0%
    Phoenix Petroleum Philippines, Inc.     136,240      12,103       0.0%
    Puregold Price Club, Inc.               213,700     190,205       0.0%
    RFM Corp.                               243,000      28,032       0.0%
    Rizal Commercial Banking Corp.          153,064     156,903       0.0%
    Robinsons Land Corp.                    833,700     559,807       0.1%
    San Miguel Corp.                        158,530     243,605       0.0%
    Security Bank Corp.                     112,666     424,532       0.0%
    Semirara Mining and Power Corp.         115,170     427,773       0.0%
    SM Investments Corp.                     34,320     693,355       0.1%
    SM Prime Holdings, Inc.               1,370,112     572,926       0.1%
*   Top Frontier Investment Holdings,
      Inc.                                   10,142      22,599       0.0%
    Trans-Asia Oil & Energy Development
      Corp.                                 388,000      19,134       0.0%
    Union Bank of the Philippines            98,142     145,294       0.0%
    Universal Robina Corp.                  158,980     775,281       0.1%
    Vista Land & Lifescapes, Inc.         1,963,000     330,189       0.0%
                                                    -----------       ---
TOTAL PHILIPPINES                                    16,604,131       1.6%
                                                    -----------       ---
POLAND -- (2.2%)
    Action SA                                 1,636      22,694       0.0%
*   Agora SA                                  9,933      30,855       0.0%
*   Alchemia SA                              11,709      15,006       0.0%
*   Alior Bank SA                            13,145     320,768       0.0%
    Amica Wronki SA                             913      39,778       0.0%
*   AmRest Holdings SE                        2,794     101,826       0.0%
    Apator SA                                 3,816      46,720       0.0%
    Asseco Poland SA                         27,971     471,218       0.1%
    Bank Handlowy w Warszawie SA             13,317     421,134       0.1%
    Bank Millennium SA                      172,837     351,004       0.0%
    Bank Pekao SA                            18,510     962,126       0.1%
    Bank Zachodni WBK SA                      4,957     511,854       0.1%
*   Bioton SA                                23,777      37,615       0.0%
*   Boryszew SA                              79,642     133,215       0.0%
    Budimex SA                                5,390     263,387       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
POLAND -- (Continued)
    CCC SA                                     7,688 $  406,090       0.1%
#*  CD Projekt SA                             22,187    127,193       0.0%
    Ciech SA                                  17,408    283,523       0.0%
    Cyfrowy Polsat SA                         36,467    254,228       0.0%
*   Echo Investment SA                        58,833    110,943       0.0%
    Eko Export SA                              5,058     32,148       0.0%
    Elektrobudowa SA                              39      1,300       0.0%
    Emperia Holding SA                         5,083     90,127       0.0%
    Enea SA                                   60,979    275,849       0.0%
    Eurocash SA                               37,903    384,445       0.0%
    Fabryki Mebli Forte SA                     6,096     96,565       0.0%
    Famur SA                                  20,638     16,526       0.0%
    Firma Oponiarska Debica SA                 1,289     27,864       0.0%
*   Getin Holding SA                         119,831     71,427       0.0%
*   Getin Noble Bank SA                      372,849    185,115       0.0%
*   Global City Holdings NV                      439      4,834       0.0%
    Grupa Azoty SA                            24,047    548,174       0.1%
    Grupa Azoty Zaklady Chemiczne Police SA    3,091     19,731       0.0%
    Grupa Kety SA                              3,389    297,667       0.0%
*   Grupa Lotos SA                            53,365    455,750       0.1%
#*  Hawe SA                                   30,550     19,150       0.0%
*   Impexmetal SA                             60,302     55,368       0.0%
    ING Bank Slaski SA                         9,305    366,723       0.0%
#*  Integer.pl SA                                653     27,180       0.0%
    Inter Cars SA                              1,278     91,373       0.0%
#*  Jastrzebska Spolka Weglowa SA              8,242     32,837       0.0%
    Kernel Holding SA                         15,320    147,796       0.0%
    KGHM Polska Miedz SA                      69,404  2,433,478       0.2%
*   Kopex SA                                   6,846     19,109       0.0%
*   KRUK SA                                    2,855    121,429       0.0%
*   LC Corp. SA                               15,461      8,420       0.0%
#   LPP SA                                       251    533,126       0.1%
#   Lubelski Wegiel Bogdanka SA               16,449    401,113       0.1%
    mBank SA                                   3,098    400,673       0.0%
#*  Midas SA                                  61,466     10,229       0.0%
    Netia SA                                 125,724    205,708       0.0%
    Neuca SA                                     889     71,352       0.0%
    Orange Polska SA                         249,511    706,764       0.1%
    Orbis SA                                   5,719     87,433       0.0%
    Pelion SA                                  2,616     62,472       0.0%
    PGE Polska Grupa Energetyczna SA         222,688  1,281,379       0.1%
*   Polnord SA                                 9,480     28,255       0.0%
*   Polski Koncern Miesny Duda SA              3,271      5,932       0.0%
    Polski Koncern Naftowy Orlen SA          107,523  2,042,030       0.2%
    Polskie Gornictwo Naftowe i Gazownictwo
      SA                                     456,050    822,581       0.1%
#   Powszechna Kasa Oszczednosci Bank
      Polski SA                              309,855  3,098,686       0.3%
    Powszechny Zaklad Ubezpieczen SA          12,510  1,631,614       0.2%
*   Rafako SA                                 13,729     26,847       0.0%
    Stalprodukt SA                               290     35,281       0.0%
    Synthos SA                               203,339    266,316       0.0%
    Tauron Polska Energia SA                 577,358    772,208       0.1%
*   Trakcja SA                                23,580     64,772       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
POLAND -- (Continued)
#*  TVN SA                                 54,738 $   258,438       0.0%
*   Vistula Group SA                       38,504      23,310       0.0%
    Warsaw Stock Exchange                  10,259     139,976       0.0%
    Wawel SA                                  202      74,680       0.0%
    Zespol Elektrowni Patnow Adamow
      Konin SA                              2,460      16,604       0.0%
                                                  -----------       ---
TOTAL POLAND                                       23,809,341       2.2%
                                                  -----------       ---
RUSSIA -- (1.1%)
    Etalon Group, Ltd. GDR                 32,436      86,165       0.0%
    Eurasia Drilling Co., Ltd. GDR         24,216     479,240       0.1%
    Gazprom OAO Sponsored ADR             502,508   2,944,168       0.3%
*   Globaltrans Investment P.L.C. GDR      10,944      54,173       0.0%
    Lukoil OAO Sponsored ADR               34,269   1,753,048       0.2%
    Magnitogorsk Iron & Steel Works OJSC
      GDR                                  30,447     113,106       0.0%
*   Mail.ru Group, Ltd. GDR                 4,080      97,326       0.0%
*   Mechel Sponsored ADR                    9,076      12,706       0.0%
    MMC Norilsk Nickel OJSC ADR            33,484     630,756       0.1%
    Novolipetsk Steel OJSC GDR              6,524      86,137       0.0%
    Novorossiysk Commercial Sea Port
      PJSC GDR                             10,440      20,872       0.0%
    O'Key Group SA GDR                      6,334      19,209       0.0%
    Phosagro OAO GDR                        6,301      76,809       0.0%
    PIK Group GDR                          32,068     115,470       0.0%
    Rosneft OAO GDR                       149,390     737,122       0.1%
    Rostelecom OJSC Sponsored ADR          11,118     104,337       0.0%
    RusHydro JSC ADR                      242,650     291,961       0.0%
    Sberbank of Russia Sponsored ADR      233,519   1,385,998       0.1%
    Severstal PAO GDR                      40,042     443,885       0.1%
    Tatneft OAO Sponsored ADR              38,023   1,304,270       0.1%
    TMK OAO GDR                             5,575      22,594       0.0%
    Uralkali PJSC GDR                      26,768     393,701       0.0%
    VimpelCom, Ltd.                        72,300     409,941       0.0%
    VTB Bank OJSC GDR                     162,216     401,213       0.0%
*   X5 Retail Group NV GDR                 20,699     419,065       0.1%
                                                  -----------       ---
TOTAL RUSSIA                                       12,403,272       1.2%
                                                  -----------       ---
SOUTH AFRICA -- (7.3%)
    Adcorp Holdings, Ltd.                  33,507      87,778       0.0%
    Advtech, Ltd.                         120,102      99,693       0.0%
    Aeci, Ltd.                             58,639     639,052       0.1%
*   African Bank Investments, Ltd.        282,387       2,759       0.0%
    African Oxygen, Ltd.                   36,963      43,160       0.0%
    African Rainbow Minerals, Ltd.         38,510     351,360       0.0%
    Allied Electronics Corp., Ltd.          1,837       2,085       0.0%
*   Anglo American Platinum, Ltd.          11,389     314,562       0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR 189,988   2,152,564       0.2%
*   ArcelorMittal South Africa, Ltd.       80,972     135,099       0.0%
#   Assore, Ltd.                            7,223      69,865       0.0%
    Astral Foods, Ltd.                     20,287     307,946       0.0%
*   Aveng, Ltd.                           235,423     211,310       0.0%
    AVI, Ltd.                             183,025   1,254,207       0.1%
    Barclays Africa Group, Ltd.            75,521   1,209,700       0.1%
    Barloworld, Ltd.                      113,850     908,237       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    Bidvest Group, Ltd. (The)               140,745 $3,814,761       0.4%
    Blue Label Telecoms, Ltd.               103,795     70,030       0.0%
*   Brait SE                                  1,419     10,795       0.0%
    Business Connexion Group, Ltd.           65,032     34,273       0.0%
    Capitec Bank Holdings, Ltd.              17,534    825,608       0.1%
    Cashbuild, Ltd.                          12,526    293,986       0.0%
    Caxton and CTP Publishers and
      Printers, Ltd.                         26,485     41,612       0.0%
    City Lodge Hotels, Ltd.                  17,559    225,660       0.0%
    Clicks Group, Ltd.                      134,977  1,034,418       0.1%
    Clover Industries, Ltd.                  39,657     61,902       0.0%
*   Consolidated Infrastructure Group,
      Ltd.                                    1,847      4,431       0.0%
    Coronation Fund Managers, Ltd.          116,266    888,332       0.1%
    DataTec, Ltd.                            89,212    463,337       0.1%
    Discovery, Ltd.                         150,820  1,673,729       0.2%
    Distribution and Warehousing
      Network, Ltd.                          43,764     23,249       0.0%
    DRDGOLD, Ltd.                           182,887     34,294       0.0%
    DRDGOLD, Ltd. Sponsored ADR               1,600      2,816       0.0%
    EOH Holdings, Ltd.                       40,664    551,771       0.1%
*   Eqstra Holdings, Ltd.                    87,411     27,768       0.0%
*   Evraz Highveld Steel and Vanadium,
      Ltd.                                    5,882        816       0.0%
#   Exxaro Resources, Ltd.                   49,461    404,893       0.1%
    Famous Brands, Ltd.                      37,216    381,570       0.0%
    FirstRand, Ltd.                       1,150,962  5,498,252       0.5%
    Foschini Group, Ltd. (The)               85,219  1,261,793       0.1%
    Gold Fields, Ltd.                         8,786     40,564       0.0%
    Gold Fields, Ltd. Sponsored ADR         486,866  2,224,978       0.2%
#   Grand Parade Investments, Ltd.          129,827     71,670       0.0%
    Grindrod, Ltd.                          236,646    323,689       0.0%
    Group Five, Ltd.                         57,956    133,475       0.0%
    Growthpoint Properties, Ltd.             45,686    107,160       0.0%
*   Harmony Gold Mining Co., Ltd.            67,770    130,443       0.0%
*   Harmony Gold Mining Co., Ltd.
      Sponsored ADR                         152,302    295,466       0.0%
    Holdsport, Ltd.                           6,165     28,343       0.0%
*   Howden Africa Holdings, Ltd.              3,943     13,903       0.0%
    Hudaco Industries, Ltd.                  14,695    153,572       0.0%
    Hulamin, Ltd.                            44,385     25,756       0.0%
    Iliad Africa, Ltd.                       37,928     26,013       0.0%
    Illovo Sugar, Ltd.                       84,521    152,730       0.0%
*   Impala Platinum Holdings, Ltd.          166,852    928,614       0.1%
    Imperial Holdings, Ltd.                  80,324  1,345,132       0.1%
    Investec, Ltd.                           88,655    842,982       0.1%
    Invicta Holdings, Ltd.                   11,343     69,534       0.0%
#*  JD Group, Ltd.                           55,385    155,973       0.0%
    JSE, Ltd.                                20,649    231,072       0.0%
#   Kumba Iron Ore, Ltd.                     22,050    297,407       0.0%
#   Lewis Group, Ltd.                        63,577    462,009       0.1%
    Liberty Holdings, Ltd.                   54,745    763,458       0.1%
    Massmart Holdings, Ltd.                  56,614    711,889       0.1%
    Merafe Resources, Ltd.                  213,666     15,627       0.0%
    Metair Investments, Ltd.                 47,032    144,848       0.0%
    MMI Holdings, Ltd.                      462,721  1,316,534       0.1%
    Mondi, Ltd.                              63,297  1,276,359       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Mpact, Ltd.                            77,394 $   280,977       0.0%
    Mr Price Group, Ltd.                   78,541   1,676,859       0.2%
    Murray & Roberts Holdings, Ltd.       185,801     205,544       0.0%
    Nampak, Ltd.                          246,160     881,585       0.1%
    Naspers, Ltd. Class N                  28,711   4,504,348       0.4%
    Nedbank Group, Ltd.                    60,685   1,310,758       0.1%
*   Northam Platinum, Ltd.                176,049     723,649       0.1%
    Oceana Group, Ltd.                     21,792     194,588       0.0%
    Omnia Holdings, Ltd.                   31,075     428,639       0.1%
    Peregrine Holdings, Ltd.               82,303     192,738       0.0%
    Petmin, Ltd.                           40,487       4,492       0.0%
    Pick n Pay Stores, Ltd.               122,830     588,102       0.1%
*   Pinnacle Holdings, Ltd.                68,212      64,721       0.0%
    Pioneer Foods, Ltd.                    34,575     540,216       0.1%
    PPC, Ltd.                             252,793     362,091       0.0%
    PSG Group, Ltd.                        43,101     707,669       0.1%
*   Quantum Foods Holdings, Ltd.           31,128       9,931       0.0%
    Raubex Group, Ltd.                     36,385      54,727       0.0%
    RCL Foods, Ltd.                        19,226      28,359       0.0%
    Reunert, Ltd.                          76,029     387,777       0.0%
*   Royal Bafokeng Platinum, Ltd.          13,378      58,177       0.0%
    Sanlam, Ltd.                          489,472   3,165,716       0.3%
    Santam, Ltd.                            6,394     125,097       0.0%
*   Sappi, Ltd.                           207,757     853,564       0.1%
*   Sappi, Ltd. Sponsored ADR             140,883     571,281       0.1%
    Sasol, Ltd.                            12,915     520,003       0.1%
    Sasol, Ltd. Sponsored ADR             135,937   5,471,464       0.5%
    Shoprite Holdings, Ltd.               168,100   2,405,163       0.2%
    Sibanye Gold, Ltd.                    163,336     387,646       0.0%
    Sibanye Gold, Ltd. Sponsored ADR       60,267     569,523       0.1%
    Spar Group, Ltd. (The)                 85,203   1,364,706       0.1%
    Spur Corp., Ltd.                       25,438      78,926       0.0%
    Standard Bank Group, Ltd.             192,836   2,826,577       0.3%
#   Steinhoff International Holdings,
      Ltd.                                526,431   3,340,350       0.3%
*   Super Group, Ltd.                     170,674     517,282       0.1%
*   Telkom SA SOC, Ltd.                   140,512     965,913       0.1%
    Tiger Brands, Ltd.                     67,350   1,752,932       0.2%
    Times Media Group, Ltd.                 8,973      16,558       0.0%
    Tongaat Hulett, Ltd.                   36,147     400,284       0.1%
    Trencor, Ltd.                          48,468     267,632       0.0%
    Truworths International, Ltd.         171,614   1,250,792       0.1%
#   Vodacom Group, Ltd.                    78,014     972,637       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.        28,032     262,649       0.0%
    Woolworths Holdings, Ltd.             269,101   2,024,380       0.2%
    Zeder Investments, Ltd.               183,167     136,490       0.0%
                                                  -----------       ---
TOTAL SOUTH AFRICA                                 81,162,185       7.7%
                                                  -----------       ---
SOUTH KOREA -- (14.6%)
#   Able C&C Co., Ltd.                      1,749      51,634       0.0%
*   Actoz Soft Co., Ltd.                    1,239      35,233       0.0%
#*  Advanced Process Systems Corp.          3,786      34,081       0.0%
    Aekyung Petrochemical Co., Ltd.           614      41,817       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                          SHARES  VALUE++   OF NET ASSETS**
                                          ------ ---------- ---------------
SOUTH KOREA -- (Continued)
#   AfreecaTV Co., Ltd.                    5,664 $  126,092       0.0%
#*  Agabang&Company                        8,058     97,633       0.0%
#   Ahnlab, Inc.                             934     42,964       0.0%
*   AJ Rent A Car Co., Ltd.                5,640     82,918       0.0%
    AK Holdings, Inc.                      1,129     89,639       0.0%
#*  ALUKO Co., Ltd.                       14,441     78,006       0.0%
#*  Aminologics Co., Ltd.                 21,772     28,886       0.0%
    Amorepacific Corp.                       488  1,768,090       0.2%
    AMOREPACIFIC Group                       588    894,067       0.1%
#*  Amotech Co., Ltd.                      3,455     51,410       0.0%
    Anapass, Inc.                          4,285     62,869       0.0%
    Asia Cement Co., Ltd.                    218     24,643       0.0%
    ASIA Holdings Co., Ltd.                  865    127,202       0.0%
    Asia Paper Manufacturing Co., Ltd.     3,151     92,390       0.0%
*   Asiana Airlines, Inc.                 39,390    282,759       0.0%
    AtlasBX Co., Ltd.                      3,493    131,218       0.0%
*   AUK Corp.                              5,660     13,815       0.0%
    Autech Corp.                           3,629     23,497       0.0%
    Avaco Co., Ltd.                        7,631     31,251       0.0%
    Baiksan Co., Ltd.                      4,640     22,458       0.0%
#*  Basic House Co., Ltd. (The)            4,018     79,284       0.0%
*   BH Co., Ltd.                           4,076     31,064       0.0%
#*  BHI Co., Ltd.                          3,652     20,890       0.0%
    Binggrae Co., Ltd.                     1,526    122,172       0.0%
    Bioland, Ltd.                          2,817     68,733       0.0%
#   Bluecom Co., Ltd.                      3,649     46,435       0.0%
    BNK Financial Group, Inc.             66,843    999,278       0.1%
    Byucksan Corp.                        12,209     71,321       0.0%
#*  CammSys Corp.                         24,019     42,046       0.0%
#*  Capro Corp.                           10,760     42,680       0.0%
#*  Cheil Worldwide, Inc.                 31,403    670,848       0.1%
*   Chemtronics Co., Ltd.                  4,981     43,822       0.0%
#*  China Great Star International, Ltd.  44,063    102,352       0.0%
#*  China Ocean Resources Co., Ltd.       49,842    173,424       0.0%
    Chokwang Paint, Ltd.                   2,052     28,072       0.0%
    Chosun Refractories Co., Ltd.             53      5,901       0.0%
#   CJ CGV Co., Ltd.                       5,424    401,321       0.1%
    CJ CheilJedang Corp.                   3,286  1,277,915       0.1%
*   CJ E&M Corp.                           7,699    420,760       0.1%
*   CJ Korea Express Co., Ltd.             1,117    213,081       0.0%
    CJ O Shopping Co., Ltd.                1,739    389,019       0.1%
#*  CNPLOEN Co., Ltd.                     15,590     24,657       0.0%
#*  Com2uSCorp                             2,261    381,171       0.1%
#   Cosmax BTI, Inc.                       1,498     80,163       0.0%
*   Cosmochemical Co., Ltd.                2,170     10,878       0.0%
    Coway Co., Ltd.                       12,617  1,059,610       0.1%
    Credu Corp.                              719     38,715       0.0%
    Crown Confectionery Co., Ltd.            339     96,688       0.0%
    Dae Dong Industrial Co., Ltd.          2,845     29,218       0.0%
    Dae Han Flour Mills Co., Ltd.            482     90,335       0.0%
    Dae Won Kang Up Co., Ltd.              6,670     40,561       0.0%
*   Dae Young Packaging Co., Ltd.         31,775     32,628       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Dae-Il Corp.                            4,150 $   21,963       0.0%
*   Daea TI Co., Ltd.                      18,837     26,709       0.0%
*   Daechang Co., Ltd.                     19,890     19,326       0.0%
    Daeduck Electronics Co.                11,543    102,230       0.0%
    Daeduck GDS Co., Ltd.                  10,025    114,135       0.0%
    Daegu Department Store                  3,040     48,203       0.0%
    Daehan Steel Co., Ltd.                  5,070     32,815       0.0%
*   Daekyung Machinery & Engineering Co.,
      Ltd.                                 11,720     18,562       0.0%
#   Daelim Industrial Co., Ltd.            11,275    868,321       0.1%
    Daesang Corp.                           7,320    316,306       0.0%
#   Daesang Holdings Co., Ltd.              4,793    124,046       0.0%
    Daewon San Up Co., Ltd.                 3,198     25,030       0.0%
*   Daewoo Engineering & Construction
      Co., Ltd.                            25,844    171,103       0.0%
    Daewoo Securities Co., Ltd.            59,197    923,943       0.1%
#   Daewoo Shipbuilding & Marine
      Engineering Co., Ltd.                37,312    627,193       0.1%
    Daishin Securities Co., Ltd.           24,273    318,599       0.0%
    Daou Technology, Inc.                   4,860     84,765       0.0%
#*  Dasan Networks, Inc.                    9,337     64,228       0.0%
#   Daum Kakao Corp.                        2,449    245,397       0.0%
#   Dawonsys Co., Ltd.                      4,253    115,428       0.0%
#   Dayou Automotive Seat Technology Co.,
      Ltd.                                 27,800     71,169       0.0%
    DCM Corp.                               1,241     20,798       0.0%
    DGB Financial Group, Inc.              79,104    892,944       0.1%
    Dong Ah Tire & Rubber Co., Ltd.         1,608     32,021       0.0%
    Dong-Ah Geological Engineering Co.,
      Ltd.                                  1,200      9,286       0.0%
    Dong-Il Corp.                              89      7,392       0.0%
#*  Dongaone Co., Ltd.                      8,260     21,699       0.0%
*   Dongbu HiTek Co., Ltd.                  7,420     56,775       0.0%
    Dongbu Insurance Co., Ltd.             19,982  1,015,516       0.1%
    Dongbu Securities Co., Ltd.            16,728    102,498       0.0%
#*  Dongbu Steel Co., Ltd.                  6,368     32,562       0.0%
    Dongil Industries Co., Ltd.               510     37,357       0.0%
    Dongjin Semichem Co., Ltd.              7,060     34,543       0.0%
*   Dongkook Industrial Co., Ltd.           2,420      6,192       0.0%
    Dongkuk Industries Co., Ltd.           12,588     46,910       0.0%
#*  Dongkuk Steel Mill Co., Ltd.           31,729    188,440       0.0%
    Dongkuk Structure & Construction Co.,
      Ltd.                                 16,978     57,399       0.0%
    Dongsung Holdings Co., Ltd.             9,309     74,884       0.0%
*   Dongwha Enterprise Co., Ltd.              583     19,665       0.0%
    Dongwon F&B Co., Ltd.                     484    159,285       0.0%
    Dongwon Industries Co., Ltd.              414    120,600       0.0%
    Dongyang E&P, Inc.                      3,315     39,506       0.0%
    Doosan Corp.                            4,386    508,015       0.1%
#*  Doosan Engine Co., Ltd.                14,892     96,547       0.0%
    Doosan Engineering & Construction
      Co., Ltd.                             1,599     15,170       0.0%
    Doosan Heavy Industries &
      Construction Co., Ltd.               26,104    740,621       0.1%
#*  Doosan Infracore Co., Ltd.             55,602    614,506       0.1%
    DRB Holding Co., Ltd.                   1,915     28,052       0.0%
#*  Duk San Neolux Co., Ltd.                1,139     23,481       0.0%
*   Duksan Hi-Metal Co., Ltd.               1,648     16,083       0.0%
    DuzonBIzon Co., Ltd.                    7,756     86,261       0.0%
    DY Corp.                                8,095     63,126       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   DY POWER Corp.                          4,333 $   52,087       0.0%
    e Tec E&C, Ltd.                           387     60,599       0.0%
    e-LITECOM Co., Ltd.                     4,314     93,184       0.0%
    E-Mart Co., Ltd.                        5,257  1,083,021       0.1%
#*  e-Starco Co., Ltd.                     18,549     45,795       0.0%
    E1 Corp.                                1,099     73,095       0.0%
    Eagon Industries Co., Ltd.              3,370     72,286       0.0%
#   Easy Bio, Inc.                         21,977    112,480       0.0%
*   Ecopro Co., Ltd.                        3,593     28,358       0.0%
#*  ELK Corp.                               9,669     34,908       0.0%
#*  EMKOREA Co., Ltd.                       5,967     32,392       0.0%
    ENF Technology Co., Ltd.                2,690     35,057       0.0%
    Eo Technics Co., Ltd.                   3,483    358,650       0.1%
#   Eugene Corp.                           27,797    187,859       0.0%
#*  Eugene Investment & Securities Co.,
      Ltd.                                 42,469    170,118       0.0%
#   Eugene Technology Co., Ltd.             7,096    106,505       0.0%
*   Eusu Holdings Co., Ltd.                 4,099     41,490       0.0%
    EVERDIGM Corp.                          5,254     31,983       0.0%
    F&F Co., Ltd.                           1,487     32,870       0.0%
#   Fila Korea, Ltd.                        2,525    247,164       0.0%
#*  Finetex EnE, Inc.                       7,780     21,885       0.0%
#*  Flexcom, Inc.                           4,293     21,305       0.0%
    Fursys, Inc.                            1,797     56,308       0.0%
#*  Gamevil, Inc.                           1,073    118,100       0.0%
    Gaon Cable Co., Ltd.                      930     23,076       0.0%
#*  Genic Co., Ltd.                         1,991     65,125       0.0%
    GIIR, Inc.                              2,100     20,087       0.0%
    Global & Yuasa Battery Co., Ltd.        2,645    135,753       0.0%
    Global Display Co., Ltd.                6,155     35,816       0.0%
*   GNCO Co., Ltd.                         10,287     13,013       0.0%
*   Golfzon Co., Ltd.                       1,284    150,286       0.0%
#   Golfzon Yuwon Holdings Co., Ltd.        6,253     77,084       0.0%
#*  GS Engineering & Construction Corp.    26,860    802,346       0.1%
    GS Global Corp.                         7,260     55,869       0.0%
#   GS Holdings Corp.                      19,642    916,264       0.1%
    GS Home Shopping, Inc.                    608    135,412       0.0%
    GS retail Co., Ltd.                     9,206    332,908       0.1%
    Gwangju Shinsegae Co., Ltd.               188     55,049       0.0%
#*  Halla Corp.                             7,595     45,280       0.0%
    Halla Holdings Corp.                    2,494    160,629       0.0%
    Halla Visteon Climate Control Corp.     8,482    318,224       0.0%
    Han Kuk Carbon Co., Ltd.               15,211     94,141       0.0%
#   Hana Financial Group, Inc.             62,820  1,849,152       0.2%
    Hana Micron, Inc.                       8,673     85,073       0.0%
    Hana Tour Service, Inc.                 3,641    431,936       0.1%
    Hancom, Inc.                            2,340     43,864       0.0%
    Handsome Co., Ltd.                      6,136    202,490       0.0%
    Hanil Cement Co., Ltd.                  1,489    208,860       0.0%
#*  Hanjin Heavy Industries &
      Construction Co., Ltd.               31,758    183,742       0.0%
    Hanjin Heavy Industries &
      Construction Holdings Co., Ltd.       6,254     49,930       0.0%
#   Hanjin Kal Corp.                       12,210    373,867       0.1%
    Hanjin Transportation Co., Ltd.         3,258    184,485       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                          SHARES  VALUE++   OF NET ASSETS**
                                          ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Hankook Shell Oil Co., Ltd.              326 $  149,550       0.0%
    Hankook Tire Co., Ltd.                20,175    847,857       0.1%
    Hankuk Glass Industries, Inc.            192      6,426       0.0%
    Hankuk Paper Manufacturing Co., Ltd.     770     24,639       0.0%
    Hanmi Semiconductor Co., Ltd.          2,926     41,167       0.0%
    Hansae Co., Ltd.                       7,474    286,468       0.0%
    Hansae Yes24 Holdings Co., Ltd.        6,460    100,282       0.0%
    Hansol Chemical Co., Ltd.              1,852    124,753       0.0%
*   Hansol Holdings Co., Ltd.             12,420     93,139       0.0%
#*  Hansol HomeDeco Co., Ltd.             40,610     63,822       0.0%
    Hansol Logistics Co., Ltd.            10,772     38,070       0.0%
*   Hansol Paper Co., Ltd.                 7,582    170,086       0.0%
*   Hansol Technics Co., Ltd.              4,977     87,884       0.0%
    Hanssem Co., Ltd.                      2,793    515,394       0.1%
#   Hanwha Chemical Corp.                 59,266    945,008       0.1%
    Hanwha Galleria Timeworld Co., Ltd.      646     35,487       0.0%
*   Hanwha General Insurance Co., Ltd.    16,316     74,646       0.0%
    Hanwha Investment & Securities Co.,
      Ltd.                                30,410    178,913       0.0%
    Hanwha Life Insurance Co., Ltd.       88,734    655,988       0.1%
    Hanyang Eng Co., Ltd.                  5,602     49,717       0.0%
    Hanyang Securities Co., Ltd.           1,030      8,890       0.0%
*   Harim Holdings Co., Ltd.              15,645     74,116       0.0%
#   Heung-A Shipping Co., Ltd.            25,938     82,249       0.0%
    HMC Investment Securities Co., Ltd.    7,873     99,781       0.0%
    Hotel Shilla Co., Ltd.                 6,431    640,215       0.1%
    HS R&A Co., Ltd.                       2,433     72,399       0.0%
    Huchems Fine Chemical Corp.            7,590    187,476       0.0%
    Humax Co., Ltd.                        5,231     90,468       0.0%
    Husteel Co., Ltd.                      1,240     23,384       0.0%
    Huvis Corp.                            4,180     41,024       0.0%
    Huvitz Co., Ltd.                         738     12,828       0.0%
    Hwa Shin Co., Ltd.                    11,649     82,384       0.0%
    HwaSung Industrial Co., Ltd.           5,837    105,190       0.0%
    Hy-Lok Corp.                           3,008     95,374       0.0%
    Hyosung Corp.                         10,454  1,156,299       0.1%
    Hyundai BNG Steel Co., Ltd.            2,940     44,779       0.0%
#   Hyundai Corp.                          3,868    122,409       0.0%
    Hyundai Department Store Co., Ltd.     5,072    688,491       0.1%
    Hyundai Development Co.               19,840  1,056,083       0.1%
    Hyundai Engineering & Construction
      Co., Ltd.                           17,183    826,696       0.1%
    Hyundai Engineering Plastics Co.,
      Ltd.                                 8,090     74,389       0.0%
#   Hyundai Glovis Co., Ltd.               2,640    579,101       0.1%
#   Hyundai Greenfood Co., Ltd.           16,366    288,573       0.0%
#*  Hyundai Heavy Industries Co., Ltd.     7,008    910,543       0.1%
    Hyundai Home Shopping Network Corp.    1,367    171,872       0.0%
    Hyundai Hy Communications & Networks
      Co., Ltd.                           12,240     60,583       0.0%
    Hyundai Hysco Co., Ltd.                4,409    271,613       0.0%
    Hyundai Livart Furniture Co., Ltd.     4,340    152,162       0.0%
    Hyundai Marine & Fire Insurance Co.,
      Ltd.                                25,551    681,060       0.1%
#*  Hyundai Merchant Marine Co., Ltd.     15,292    135,901       0.0%
    Hyundai Mobis Co., Ltd.               12,558  2,761,227       0.3%
#   Hyundai Securities Co., Ltd.          79,564    823,853       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                          SHARES  VALUE++   OF NET ASSETS**
                                          ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Hyundai Steel Co.                     17,531 $1,281,371       0.1%
    Hyundai Wia Corp.                      6,780    960,718       0.1%
*   Hyunjin Materials Co., Ltd.            3,137      9,916       0.0%
    ICD Co., Ltd.                          2,226     15,086       0.0%
    Iljin Electric Co., Ltd.               5,910     38,516       0.0%
    Iljin Holdings Co., Ltd.               4,660     28,964       0.0%
*   Iljin Materials Co., Ltd.              5,710     43,548       0.0%
    Ilshin Spinning Co., Ltd.                409     74,558       0.0%
*   IM Co., Ltd.                           5,419     21,946       0.0%
    iMarketKorea, Inc.                     4,690    119,448       0.0%
    Industrial Bank of Korea              47,121    647,438       0.1%
#*  Infinitt Healthcare Co., Ltd.          5,114     41,856       0.0%
#*  Infopia Co., Ltd.                      2,026     27,920       0.0%
*   Infraware, Inc.                        5,651     33,646       0.0%
#*  InkTec Co., Ltd.                       2,097     20,563       0.0%
    Innochips Technology, Inc.             2,027     32,772       0.0%
*   InnoWireless, Inc.                     1,034     12,305       0.0%
*   Innox Corp.                            4,610     66,961       0.0%
#*  Insun ENT Co., Ltd.                   10,668     48,817       0.0%
    Intelligent Digital Integrated
      Securities Co., Ltd.                 2,551     40,097       0.0%
*   Interflex Co., Ltd.                    5,193     69,769       0.0%
    Interpark Holdings Corp.              10,479     87,196       0.0%
    INTOPS Co., Ltd.                       1,868     36,143       0.0%
    Inzi Controls Co., Ltd.                2,210     12,288       0.0%
    INZI Display Co., Ltd.                 5,255     11,198       0.0%
#   IS Dongseo Co., Ltd.                   4,318    328,230       0.1%
    ISU Chemical Co., Ltd.                 5,540     60,603       0.0%
    IsuPetasys Co., Ltd.                  15,340     87,526       0.0%
    Jahwa Electronics Co., Ltd.            8,378    100,541       0.0%
    JB Financial Group Co., Ltd.          27,985    180,634       0.0%
*   Jcontentree Corp.                     20,437     67,185       0.0%
    Jinsung T.E.C.                         1,807     11,138       0.0%
*   Jusung Engineering Co., Ltd.           9,399     53,088       0.0%
*   JVM Co., Ltd.                          1,013     57,422       0.0%
    KB Capital Co., Ltd.                   4,325     90,157       0.0%
#   KB Financial Group, Inc.              11,853    452,006       0.1%
    KB Financial Group, Inc. ADR          47,792  1,822,309       0.2%
*   KC Cottrell Co., Ltd.                  2,610     19,843       0.0%
    KC Green Holdings Co., Ltd.            5,270     58,827       0.0%
#   KC Tech Co., Ltd.                     11,768    102,747       0.0%
    KCC Engineering & Construction Co.,
      Ltd.                                 4,872     43,914       0.0%
#*  KCP Co., Ltd.                          4,719    144,084       0.0%
*   KEC Corp.                              5,232      6,892       0.0%
    KEPCO Engineering & Construction
      Co., Inc.                            2,109     81,818       0.0%
    KEPCO Plant Service & Engineering
      Co., Ltd.                            4,724    428,172       0.1%
    Keyang Electric Machinery Co., Ltd.    8,060     31,928       0.0%
    KG Chemical Corp.                      2,680     43,786       0.0%
    Kginicis Co., Ltd.                     5,797    126,062       0.0%
#   KGMobilians Co., Ltd.                  4,423     72,885       0.0%
#   KH Vatec Co., Ltd.                     7,375    149,439       0.0%
    KISCO Corp.                            1,168     38,605       0.0%
    KISCO Holdings Co., Ltd.                  41      2,091       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                            SHARES  VALUE++   OF NET ASSETS**
                                            ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    KISWIRE, Ltd.                            3,350 $  217,656       0.0%
    KIWOOM Securities Co., Ltd.              3,302    234,093       0.0%
*   KMH Co., Ltd.                            4,639     50,523       0.0%
#*  KMW Co., Ltd.                            4,421     45,320       0.0%
    Koentec Co., Ltd.                       13,257     37,611       0.0%
    Koh Young Technology, Inc.               3,627    149,699       0.0%
#   Kolao Holdings                           4,818     89,924       0.0%
    Kolon Corp.                              3,520    146,270       0.0%
    Kolon Industries, Inc.                   9,322    560,470       0.1%
#   KONA I Co., Ltd.                         3,568    116,223       0.0%
#   Korea Circuit Co., Ltd.                  7,389     80,456       0.0%
    Korea District Heating Corp.             1,606     96,475       0.0%
    Korea Electric Power Corp.              15,780    686,176       0.1%
    Korea Electric Power Corp. Sponsored
      ADR                                   56,037  1,207,037       0.1%
    Korea Electric Terminal Co., Ltd.        1,920    130,937       0.0%
    Korea Electronic Power Industrial
      Development Co., Ltd.                  5,312     28,253       0.0%
    Korea Flange Co., Ltd.                   2,351     37,111       0.0%
    Korea Gas Corp.                          9,730    419,659       0.1%
#*  Korea Info & Comm                        3,785     50,131       0.0%
    Korea Investment Holdings Co., Ltd.     12,148    777,802       0.1%
    Korea Kolmar Co., Ltd.                   3,476    234,879       0.0%
#   Korea Kolmar Holdings Co., Ltd.          1,107     54,536       0.0%
*   Korea Line Corp.                         3,026     65,360       0.0%
    Korea Petro Chemical Ind                 1,671    269,769       0.0%
    Korea Zinc Co., Ltd.                     1,495    665,804       0.1%
    Korean Reinsurance Co.                  44,944    498,331       0.1%
    Kortek Corp.                             2,014     27,912       0.0%
    KPX Chemical Co., Ltd.                     618     35,209       0.0%
*   KT Corp.                                 2,060     60,894       0.0%
#*  KT Corp. Sponsored ADR                  50,580    736,951       0.1%
*   KT Hitel Co., Ltd.                       1,730     20,657       0.0%
    KT Skylife Co., Ltd.                     9,626    156,319       0.0%
*   KTB Investment & Securities Co., Ltd.   28,137     96,107       0.0%
    Kukdo Chemical Co., Ltd.                 1,317     82,144       0.0%
#*  Kumho Electric Co., Ltd.                 1,900     35,315       0.0%
    Kumho Petrochemical Co., Ltd.            2,288    183,265       0.0%
*   Kumho Tire Co., Inc.                    44,656    405,956       0.1%
    Kumkang Kind Co., Ltd.                     703     55,134       0.0%
    Kunsul Chemical Industrial Co., Ltd.     1,304     62,282       0.0%
#*  Kwang Myung Electric Engineering Co.,
      Ltd.                                  10,100     24,279       0.0%
*   Kwangju Bank                             5,787     43,129       0.0%
*   Kyeryong Construction Industrial Co.,
      Ltd.                                   1,581     17,888       0.0%
    Kyobo Securities Co., Ltd.              11,174    126,379       0.0%
*   Kyongnam Bank                            8,844     83,523       0.0%
#   Kyung Dong Navien Co., Ltd.              1,630     43,516       0.0%
#   Kyung-In Synthetic Corp.                 3,940     19,252       0.0%
#   Kyungbang, Ltd.                            283     69,156       0.0%
    Kyungchang Industrial Co., Ltd.          7,192     53,938       0.0%
    KyungDong City Gas Co., Ltd.               888     98,486       0.0%
#*  LB Semicon, Inc.                        16,693     26,336       0.0%
#   LEENO Industrial, Inc.                   4,085    174,860       0.0%
    LF Corp.                                 9,022    296,653       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    LG Chem, Ltd.                          10,288 $2,598,834       0.3%
#   LG Display Co., Ltd.                   36,833  1,020,019       0.1%
#   LG Display Co., Ltd. ADR              141,655  1,957,672       0.2%
#   LG Hausys, Ltd.                         2,379    369,778       0.1%
#   LG Household & Health Care, Ltd.        2,134  1,567,848       0.2%
    LG Innotek Co., Ltd.                    6,283    583,319       0.1%
    LG International Corp.                 13,208    505,419       0.1%
    LG Uplus Corp.                        108,252  1,082,967       0.1%
#   LIG Insurance Co., Ltd.                22,704    525,362       0.1%
#   LMS Co., Ltd.                           3,047     47,351       0.0%
    Lock & Lock Co., Ltd.                   6,250     75,295       0.0%
    Lotte Chemical Corp.                    3,606    836,570       0.1%
    Lotte Confectionery Co., Ltd.             197    342,677       0.1%
    Lotte Food Co., Ltd.                      203    143,825       0.0%
#   LOTTE Himart Co., Ltd.                  4,222    280,268       0.0%
#*  Lotte Non-Life Insurance Co., Ltd.     16,358     42,723       0.0%
    Lotte Shopping Co., Ltd.                2,486    599,543       0.1%
    LS Corp.                                8,003    402,330       0.1%
#   Lumens Co., Ltd.                       25,336    138,870       0.0%
#   Macquarie Korea Infrastructure Fund    98,886    730,147       0.1%
#*  Macrogen, Inc.                          2,610     90,887       0.0%
    Maeil Dairy Industry Co., Ltd.          2,055     84,783       0.0%
    Mando Corp.                               237     32,872       0.0%
    MDS Technology Co., Ltd.                1,077     21,313       0.0%
    MegaStudy Co., Ltd.                     1,890    119,183       0.0%
#*  Melfas, Inc.                            8,686     41,810       0.0%
    Meritz Finance Group, Inc.             14,701    188,340       0.0%
#   Meritz Fire & Marine Insurance Co.,
      Ltd.                                 33,955    452,285       0.1%
    Meritz Securities Co., Ltd.            56,485    330,180       0.1%
    Mirae Asset Securities Co., Ltd.        9,837    542,564       0.1%
    Miwon Specialty Chemical Co., Ltd.         84     24,061       0.0%
    MK Electron Co., Ltd.                  10,070     67,019       0.0%
*   MNTech Co., Ltd.                        4,699     27,900       0.0%
    Modetour Network, Inc.                  2,902     98,717       0.0%
    Moorim P&P Co., Ltd.                   17,550     81,646       0.0%
    Motonic Corp.                           2,770     32,846       0.0%
    Namhae Chemical Corp.                   9,090     83,154       0.0%
#   NAVER Corp.                             4,974  3,007,670       0.3%
    NCSoft Corp.                            3,835    730,534       0.1%
#*  Neowiz Games Corp.                      6,687    135,866       0.0%
*   NEPES Corp.                             8,540     67,658       0.0%
    Nexen Corp.                               995     84,243       0.0%
    Nexen Tire Corp.                       18,210    220,909       0.0%
#*  Nexolon Co., Ltd.                       3,343      2,682       0.0%
#*  Nexon GT Co., Ltd.                      5,925     90,933       0.0%
    NH Investment & Securities Co., Ltd.   48,618    673,094       0.1%
#*  NHN Entertainment Corp.                 1,496     87,961       0.0%
    NICE Holdings Co., Ltd.                 7,900    145,372       0.0%
    NICE Information Service Co., Ltd.     21,377    139,554       0.0%
#   NK Co., Ltd.                            3,712     14,553       0.0%
    Nong Shim Holdings Co., Ltd.              655     67,383       0.0%
    Nong Woo Bio Co., Ltd.                  2,138     45,995       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------ ----------- ---------------
SOUTH KOREA -- (Continued)
    NongShim Co., Ltd.                     1,440 $   328,752       0.1%
    Noroo Holdings Co., Ltd.               1,493      38,940       0.0%
    NOROO Paint & Coatings Co., Ltd.       3,900      40,324       0.0%
#   OCI Co., Ltd.                          4,965     457,608       0.1%
    OCI Materials Co., Ltd.                2,123     200,511       0.0%
#*  OPTRON-TEC, Inc.                       5,461      29,763       0.0%
    Orion Corp.                              807     942,545       0.1%
*   Osstem Implant Co., Ltd.               4,499     196,614       0.0%
    Ottogi Corp.                             307     201,648       0.0%
*   Paik Kwang Industrial Co., Ltd.        2,509       4,771       0.0%
*   Pan Ocean Co., Ltd.                    1,878       5,433       0.0%
#   Pan-Pacific Co., Ltd.                  5,510      26,825       0.0%
#*  PaperCorea, Inc.                      55,279      56,972       0.0%
    Partron Co., Ltd.                     18,010     188,859       0.0%
#*  Posco M-Tech Co., Ltd.                17,041      46,899       0.0%
*   Power Logics Co., Ltd.                 9,822      35,770       0.0%
    Pulmuone Co., Ltd.                       157      28,662       0.0%
    Pyeong Hwa Automotive Co., Ltd.        4,793      79,244       0.0%
#*  Redrover Co., Ltd.                     8,113      58,774       0.0%
    RFsemi Technologies, Inc.              3,027      22,577       0.0%
#   RFTech Co., Ltd.                       1,895      12,824       0.0%
    Romanson Co., Ltd.                     1,768      29,637       0.0%
*   S&C Engine Group, Ltd.                29,984      58,644       0.0%
    S&T Holdings Co., Ltd.                 1,369      36,381       0.0%
    S&T Motiv Co., Ltd.                    3,016     177,850       0.0%
    S-1 Corp.                              3,773     281,258       0.0%
    S-Energy Co., Ltd.                     5,881      46,288       0.0%
*   S-MAC Co., Ltd.                        6,155      37,252       0.0%
    S-Oil Corp.                           13,730     935,482       0.1%
*   Sajo Industries Co., Ltd.              1,553     159,690       0.0%
    Sam Yung Trading Co., Ltd.             2,370      51,495       0.0%
    Samchully Co., Ltd.                    1,080     129,383       0.0%
    Samho Development Co., Ltd.            3,821      12,096       0.0%
*   Samho International Co., Ltd.          2,443      60,854       0.0%
    SAMHWA Paints Industrial Co., Ltd.     3,040      44,668       0.0%
    Samick Musical Instruments Co., Ltd.   9,290      41,624       0.0%
    Samick THK Co., Ltd.                   4,280      35,508       0.0%
    Samkwang Glass                           673      54,526       0.0%
    Samlip General Foods Co., Ltd.           861     207,841       0.0%
    Samsung Card Co., Ltd.                 2,297      87,895       0.0%
    Samsung Electro-Mechanics Co., Ltd.   16,893   1,060,134       0.1%
    Samsung Electronics Co., Ltd.         19,525  25,613,942       2.4%
    Samsung Electronics Co., Ltd. GDR     16,921  11,096,583       1.1%
*   Samsung Engineering Co., Ltd.          3,766     135,646       0.0%
    Samsung Fine Chemicals Co., Ltd.       9,483     383,748       0.1%
    Samsung Fire & Marine Insurance Co.,
      Ltd.                                 8,767   2,309,781       0.2%
#   Samsung Heavy Industries Co., Ltd.    47,510     800,242       0.1%
    Samsung Life Insurance Co., Ltd.       9,065     886,669       0.1%
    Samsung SDI Co., Ltd.                  9,370   1,043,137       0.1%
#   Samsung Securities Co., Ltd.          18,108   1,100,323       0.1%
*   SAMT Co., Ltd.                         7,876      12,718       0.0%
    Samyang Foods Co., Ltd.                1,700      40,382       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Samyang Holdings Corp.                  1,889 $  179,539       0.0%
    Samyang Tongsang Co., Ltd.                241     24,988       0.0%
*   Samyoung Chemical Co., Ltd.             6,670     12,252       0.0%
#*  Sangbo Corp.                            5,778     29,470       0.0%
    SBS Contents Hub Co., Ltd.              3,097     48,624       0.0%
    SBS Media Holdings Co., Ltd.           22,546    111,536       0.0%
#*  SBW                                    23,330     37,310       0.0%
    Seah Besteel Corp.                      6,200    212,249       0.0%
    SeAH Holdings Corp.                       419     72,147       0.0%
    SeAH Steel Corp.                        1,827    138,663       0.0%
    Sebang Co., Ltd.                        4,147     83,899       0.0%
    Sejong Industrial Co., Ltd.             6,842     85,624       0.0%
    Sempio Foods Co.                          710     25,272       0.0%
#*  Seobu T&D                               4,048     89,029       0.0%
*   Seohee Construction Co., Ltd.          48,053     64,779       0.0%
#*  Seoul Semiconductor Co., Ltd.          15,450    278,460       0.0%
    SEOWONINTECH Co., Ltd.                  4,409     55,682       0.0%
    Seoyon Co., Ltd.                        6,326     76,071       0.0%
*   Sewon Cellontech Co., Ltd.              9,450     28,051       0.0%
    Sewon Precision Industry Co., Ltd.      1,659     47,282       0.0%
#   SEWOONMEDICAL Co., Ltd.                10,144     63,168       0.0%
    SFA Engineering Corp.                   2,564    122,682       0.0%
#*  SG Corp.                               77,870     51,931       0.0%
#   SH Energy & Chemical Co., Ltd.         29,732     58,194       0.0%
    Shinhan Financial Group Co., Ltd.      38,789  1,605,405       0.2%
    Shinhan Financial Group Co., Ltd. ADR  27,301  1,145,550       0.1%
    Shinsegae Co., Ltd.                     3,659    686,532       0.1%
    Shinsegae Information &
      Communication Co., Ltd.                 372     37,257       0.0%
    Shinsegae International Co., Ltd.         432     42,936       0.0%
#*  Shinsung Solar Energy Co., Ltd.        31,936     42,471       0.0%
*   Shinsung Tongsang Co., Ltd.            46,076     91,966       0.0%
*   Shinwha Intertek Corp.                  5,761     20,173       0.0%
*   Shinwon Corp.                          19,797     44,830       0.0%
*   Signetics Corp.                        12,318     20,315       0.0%
    SIGONG TECH Co., Ltd.                   6,507     50,337       0.0%
    Silicon Works Co., Ltd.                 3,521    133,373       0.0%
    Silla Co., Ltd.                         3,715     74,443       0.0%
*   Simm Tech Co., Ltd.                     8,465     73,093       0.0%
    SIMPAC, Inc.                            8,170     57,528       0.0%
    SJM Co., Ltd.                           3,600     26,047       0.0%
*   SK Broadband Co., Ltd.                 84,262    376,670       0.1%
    SK C&C Co., Ltd.                        1,643    388,846       0.1%
#   SK Chemicals Co., Ltd.                  6,147    399,235       0.1%
#*  SK Communications Co., Ltd.             4,426     29,663       0.0%
    SK Gas, Ltd.                            1,812    162,239       0.0%
    SK Holdings Co., Ltd.                  14,321  2,465,910       0.3%
    SK Hynix, Inc.                        106,769  4,568,117       0.5%
*   SK Innovation Co., Ltd.                12,572  1,376,067       0.1%
    SK Networks Co., Ltd.                  38,009    280,933       0.0%
*   SK Securities Co., Ltd.               124,639    197,215       0.0%
    SK Telecom Co., Ltd.                    1,017    272,528       0.0%
    SK Telecom Co., Ltd. ADR                6,201    183,860       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            PERCENTAGE
                                          SHARES VALUE++  OF NET ASSETS**
                                          ------ -------- ---------------
SOUTH KOREA -- (Continued)
    SKC Co., Ltd.                          7,966 $313,560       0.0%
    SL Corp.                               4,230   73,828       0.0%
#*  SM Culture & Contents Co., Ltd.       13,542   36,529       0.0%
#*  SM Entertainment Co.                   5,480  160,221       0.0%
*   Solborn, Inc.                          6,643   27,719       0.0%
    Solid, Inc.                            6,454   43,174       0.0%
    Songwon Industrial Co., Ltd.           6,210   53,302       0.0%
    Soulbrain Co., Ltd.                    3,122  120,380       0.0%
*   Ssangyong Cement Industrial Co., Ltd. 11,218  176,083       0.0%
*   Steel Flower Co., Ltd.                 4,495   12,899       0.0%
#*  STS Semiconductor &
      Telecommunications                  25,047  111,107       0.0%
#*  STX Engine Co., Ltd.                   1,164    5,956       0.0%
#   Suheung Co., Ltd.                      1,935   73,659       0.0%
    Sunchang Corp.                         3,976   40,702       0.0%
    Sung Kwang Bend Co., Ltd.              7,937  115,919       0.0%
*   Sungchang Enterprise Holdings, Ltd.    1,980   59,466       0.0%
*   Sungshin Cement Co., Ltd.              7,455   82,781       0.0%
    Sungwoo Hitech Co., Ltd.              18,826  197,738       0.0%
    Sunjin Co., Ltd.                       1,592   44,347       0.0%
*   Suprema, Inc.                          2,939   63,718       0.0%
*   Synopex, Inc.                         28,253   46,529       0.0%
    Taekwang Industrial Co., Ltd.            175  195,827       0.0%
*   Taewoong Co., Ltd.                     5,397   82,545       0.0%
*   Taeyoung Engineering & Construction
      Co., Ltd.                           18,899  105,721       0.0%
    Tailim Packaging Industrial Co., Ltd. 15,780   50,899       0.0%
    TechWing, Inc.                         5,460   55,327       0.0%
    TES Co., Ltd.                          2,924   46,523       0.0%
#*  TK Chemical Corp.                     26,714   57,431       0.0%
*   TK Corp.                               8,295   83,394       0.0%
    Tongyang Life Insurance               17,497  240,604       0.0%
*   Top Engineering Co., Ltd.              2,531   13,016       0.0%
#   Toptec Co., Ltd.                       2,868   45,777       0.0%
    Tovis Co., Ltd.                        6,532   94,845       0.0%
    TS Corp.                               1,940   47,397       0.0%
    Ubiquoss, Inc.                         4,502   49,446       0.0%
*   Ubivelox, Inc.                         1,255   13,709       0.0%
    UI Display Co., Ltd.                   1,154    5,451       0.0%
    Uju Electronics Co., Ltd.              3,162   46,335       0.0%
    Unid Co., Ltd.                         1,698  102,218       0.0%
    Uniquest Corp.                         2,220   10,908       0.0%
*   Unison Co., Ltd.                       4,587   12,479       0.0%
#   Value Added Technologies Co., Ltd.     2,367   58,508       0.0%
#   Vieworks Co., Ltd.                     3,242   89,202       0.0%
#   Visang Education, Inc.                 4,557   46,685       0.0%
#*  Webzen, Inc.                           5,851  229,856       0.0%
    WillBes & Co. (The)                   17,650   31,147       0.0%
#   WiSoL Co., Ltd.                        5,829   64,956       0.0%
*   Wonik IPS Co., Ltd.                   25,457  284,898       0.0%
*   Wonik Materials Co., Ltd.                328   14,194       0.0%
*   Woojeon & Handan Co., Ltd.             8,429   13,367       0.0%
*   Woongjin Co., Ltd.                     6,158   13,584       0.0%
#*  Woongjin Energy Co., Ltd.             14,020   19,828       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------- ------------ ---------------
SOUTH KOREA -- (Continued)
*   Woongjin Thinkbig Co., Ltd.             7,573 $     71,647       0.0%
    Wooree ETI Co., Ltd.                   15,808       44,936       0.0%
    Woori Bank                             48,068      480,183       0.1%
#   Woori Bank Sponsored ADR                3,029       89,870       0.0%
#*  Woori Investment Bank Co., Ltd.       291,324      122,837       0.0%
#   Y G-1 Co., Ltd.                         5,966       61,404       0.0%
    YESCO Co., Ltd.                           510       17,411       0.0%
#   YG Entertainment, Inc.                  2,213       96,716       0.0%
    Yoosung Enterprise Co., Ltd.           10,361       53,430       0.0%
    Youlchon Chemical Co., Ltd.             3,560       40,460       0.0%
#   Young Heung Iron & Steel Co., Ltd.     13,310       25,446       0.0%
    Young Poong Corp.                         130      159,922       0.0%
    Young Poong Precision Corp.             6,555       65,964       0.0%
    Youngone Corp.                          6,602      404,098       0.1%
    Youngone Holdings Co., Ltd.             1,927      185,211       0.0%
                                                  ------------      ----
TOTAL SOUTH KOREA                                  160,902,650      15.2%
                                                  ------------      ----
SPAIN -- (0.0%)
    Banco Santander SA Sponsored ADR       54,576      410,408       0.0%
                                                  ------------      ----
TAIWAN -- (14.2%)
#   A-DATA Technology Co., Ltd.            85,605      135,424       0.0%
    Ability Enterprise Co., Ltd.          183,892      104,924       0.0%
    AcBel Polytech, Inc.                  116,685      114,599       0.0%
    Accton Technology Corp.               248,858      129,204       0.0%
#*  Acer, Inc.                            846,287      553,396       0.1%
    ACES Electronic Co., Ltd.              35,000       35,861       0.0%
    ACHEM Technology Corp.                 93,526       56,703       0.0%
#*  Acme Electronics Corp.                 26,000       21,182       0.0%
    Acter Co., Ltd.                        13,000       31,555       0.0%
*   Action Electronics Co., Ltd.           45,408        8,928       0.0%
#   Actron Technology Corp.                33,000      129,964       0.0%
#   Adlink Technology, Inc.                25,471       79,819       0.0%
    Advanced Ceramic X Corp.               17,000       83,587       0.0%
*   Advanced Connectek, Inc.              122,000       44,078       0.0%
    Advanced International Multitech
      Co., Ltd.                            42,000       32,792       0.0%
    Advanced Semiconductor Engineering,
      Inc.                                260,774      369,809       0.1%
    Advanced Semiconductor Engineering,
      Inc. ADR                            165,684    1,181,327       0.1%
#*  Advanced Wireless Semiconductor Co.    58,000      121,214       0.0%
    Advancetek Enterprise Co., Ltd.        87,580       72,481       0.0%
    Advantech Co., Ltd.                    56,555      465,886       0.1%
#*  AGV Products Corp.                    232,914       62,129       0.0%
    AimCore Technology Co., Ltd.           25,846       18,472       0.0%
#   Airtac International Group             29,000      237,061       0.0%
    Alcor Micro Corp.                      17,000       13,817       0.0%
    ALI Corp.                             157,000      119,045       0.0%
    Alltek Technology Corp.                21,000       22,629       0.0%
    Alpha Networks, Inc.                  145,000      108,612       0.0%
    Altek Corp.                           117,727      129,045       0.0%
    Ambassador Hotel (The)                 50,000       46,473       0.0%
    AMPOC Far-East Co., Ltd.               31,000       32,311       0.0%
#   AmTRAN Technology Co., Ltd.           286,907      164,251       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
    Anpec Electronics Corp.                  53,454 $   57,465       0.0%
#   Apacer Technology, Inc.                  82,846     83,001       0.0%
    APCB, Inc.                               70,000     45,822       0.0%
#   Apex Biotechnology Corp.                 35,477     63,121       0.0%
#   Apex International Co., Ltd.             45,710     68,385       0.0%
#   Apex Medical Corp.                       21,000     35,718       0.0%
    Apex Science & Engineering               24,200     11,337       0.0%
    Arcadyan Technology Corp.                51,859     72,144       0.0%
#   Ardentec Corp.                          178,443    167,039       0.0%
*   Arima Communications Corp.              106,087     38,944       0.0%
#   Asia Cement Corp.                       399,696    505,416       0.1%
*   Asia Optical Co., Inc.                  132,000    163,175       0.0%
#   Asia Plastic Recycling Holding, Ltd.     67,762     65,032       0.0%
    Asia Polymer Corp.                      147,200    108,636       0.0%
#   Asia Vital Components Co., Ltd.         148,278    129,354       0.0%
    ASROCK, Inc.                             20,000     48,487       0.0%
#   Asustek Computer, Inc.                  149,996  1,589,110       0.2%
    Aten International Co., Ltd.             35,000    103,529       0.0%
#   AU Optronics Corp.                    2,960,000  1,485,466       0.2%
    AU Optronics Corp. Sponsored ADR         78,775    395,450       0.1%
    Audix Corp.                              52,800     69,391       0.0%
    Aurora Corp.                             33,693     60,444       0.0%
    AV Tech Corp.                            10,000     13,516       0.0%
    Avermedia Technologies                   55,690     22,484       0.0%
#*  Avision, Inc.                            64,693     18,612       0.0%
#   AVY Precision Technology, Inc.           34,000     83,169       0.0%
    Awea Mechantronic Co., Ltd.              12,600     18,796       0.0%
    Bank of Kaohsiung Co., Ltd.             135,128     44,294       0.0%
#   BenQ Materials Corp.                     87,000     81,816       0.0%
    BES Engineering Corp.                   604,000    148,488       0.0%
*   Bin Chuan Enterprise Co., Ltd.            1,493         22       0.0%
    Biostar Microtech International Corp.    73,000     22,461       0.0%
#   Bizlink Holding, Inc.                    37,248    159,406       0.0%
    Boardtek Electronics Corp.               63,000    104,124       0.0%
    Bright Led Electronics Corp.             31,100     15,648       0.0%
    C Sun Manufacturing, Ltd.                68,000     48,016       0.0%
    Capital Securities Corp.                804,731    297,706       0.0%
#   Career Technology MFG. Co., Ltd.        156,000    154,930       0.0%
    Carnival Industrial Corp.                65,000     18,705       0.0%
#   Catcher Technology Co., Ltd.            169,509  1,983,568       0.2%
    Cathay Financial Holding Co., Ltd.      889,125  1,553,323       0.2%
    Cathay Real Estate Development Co.,
      Ltd.                                  356,000    223,321       0.0%
    ChainQui Construction Development
      Co., Ltd.                              48,000     38,741       0.0%
    Champion Building Materials Co., Ltd.   168,000     50,418       0.0%
    Chang Hwa Commercial Bank             1,003,078    612,888       0.1%
    Chang Wah Electromaterials, Inc.         11,249     33,760       0.0%
    Channel Well Technology Co., Ltd.        50,000     36,817       0.0%
    Charoen Pokphand Enterprise              75,600     69,930       0.0%
#   Chaun-Choung Technology Corp.            37,000    110,581       0.0%
    CHC Resources Corp.                      27,618     75,058       0.0%
    Chen Full International Co., Ltd.        46,000     54,833       0.0%
#   Chenbro Micom Co., Ltd.                  37,000     59,585       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
    Cheng Loong Corp.                       444,480 $  192,855       0.0%
#   Cheng Shin Rubber Industry Co., Ltd.    429,808  1,028,632       0.1%
    Cheng Uei Precision Industry Co.,
      Ltd.                                  201,159    395,570       0.1%
*   Chenming Mold Industry Corp.             41,000     27,630       0.0%
    Chia Chang Co., Ltd.                     89,000     90,840       0.0%
    Chicony Electronics Co., Ltd.           168,732    485,186       0.1%
    Chien Kuo Construction Co., Ltd.        138,675     54,539       0.0%
    Chilisin Electronics Corp.               27,324     54,584       0.0%
    Chime Ball Technology Co., Ltd.           9,000     22,708       0.0%
#   Chimei Materials Technology Corp.       111,250    119,590       0.0%
    Chin-Poon Industrial Co., Ltd.          134,113    257,817       0.0%
*   China Airlines, Ltd.                  1,079,062    573,832       0.1%
    China Chemical & Pharmaceutical Co.,
      Ltd.                                  114,000     76,628       0.0%
    China Development Financial Holding
      Corp.                               2,682,579  1,117,645       0.1%
    China Ecotek Corp.                       10,000     25,067       0.0%
*   China Electric Manufacturing Corp.      103,000     39,649       0.0%
    China General Plastics Corp.            170,872     77,293       0.0%
    China Glaze Co., Ltd.                    61,000     28,952       0.0%
    China Life Insurance Co., Ltd.          433,820    459,222       0.1%
    China Metal Products                    109,190    113,954       0.0%
#*  China Petrochemical Development Corp. 1,132,092    425,086       0.1%
#   China Steel Chemical Corp.               35,227    171,061       0.0%
    China Steel Corp.                     1,794,940  1,507,673       0.2%
    China Steel Structure Co., Ltd.          36,000     31,848       0.0%
    China Synthetic Rubber Corp.            186,735    199,140       0.0%
*   China Wire & Cable Co., Ltd.             27,000     11,089       0.0%
    Chinese Maritime Transport, Ltd.         33,000     34,959       0.0%
#   Chipbond Technology Corp.               216,000    466,774       0.1%
    Chong Hong Construction Co., Ltd.        30,582     69,720       0.0%
#   Chroma ATE, Inc.                         69,466    167,311       0.0%
    Chun YU Works & Co., Ltd.               122,000     64,952       0.0%
    Chun Yuan Steel                         207,999     79,072       0.0%
    Chung Hsin Electric & Machinery
      Manufacturing Corp.                   168,000    120,563       0.0%
*   Chung Hung Steel Corp.                  438,889    100,498       0.0%
#*  Chung Hwa Pulp Corp.                    228,680     82,221       0.0%
    Chunghwa Telecom Co., Ltd.              169,800    547,994       0.1%
#   Chunghwa Telecom Co., Ltd. ADR           35,415  1,139,655       0.1%
#   Chyang Sheng Dyeing & Finishing Co.,
      Ltd.                                   53,000     35,296       0.0%
    Cleanaway Co., Ltd.                      21,000    130,121       0.0%
    Clevo Co.                               125,869    198,407       0.0%
*   CMC Magnetics Corp.                   1,285,000    159,563       0.0%
*   CoAsia Microelectronics Corp.            63,000     49,020       0.0%
    Collins Co., Ltd.                        47,770     23,186       0.0%
    Compal Electronics, Inc.              1,042,086    948,739       0.1%
    Compeq Manufacturing Co., Ltd.          461,000    291,803       0.0%
*   Concord Securities Corp.                276,000     74,972       0.0%
    Continental Holdings Corp.              229,250     83,364       0.0%
    Coretronic Corp.                        251,000    340,805       0.1%
    Coxon Precise Industrial Co., Ltd.       59,000    145,330       0.0%
#*  Crystalwise Technology, Inc.             59,115     45,287       0.0%
    CSBC Corp. Taiwan                       235,440    128,298       0.0%
    CTBC Financial Holding Co., Ltd.      1,907,258  1,484,558       0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
#   CTCI Corp.                              119,555 $  210,210       0.0%
#   Cub Elecparts, Inc.                      11,883    150,757       0.0%
    CviLux Corp.                             39,329     63,951       0.0%
    Cyberlink Corp.                          23,356     68,919       0.0%
    CyberPower Systems, Inc.                  9,000     18,715       0.0%
    CyberTAN Technology, Inc.                91,576     72,293       0.0%
#   D-Link Corp.                            333,475    172,663       0.0%
    DA CIN Construction Co., Ltd.            71,000     47,156       0.0%
*   Da-Li Construction Co., Ltd.             49,076     68,753       0.0%
    Dafeng TV, Ltd.                           9,130     15,558       0.0%
#*  Danen Technology Corp.                  188,000     70,308       0.0%
    Darfon Electronics Corp.                109,000     67,182       0.0%
#*  Darwin Precisions Corp.                 140,000     81,806       0.0%
#*  Delpha Construction Co., Ltd.            60,639     37,561       0.0%
#   Delta Electronics, Inc.                 230,521  1,387,152       0.2%
#   Depo Auto Parts Ind Co., Ltd.            43,000    198,073       0.0%
    DFI, Inc.                                46,460     67,991       0.0%
    Dimerco Express Corp.                    34,000     23,745       0.0%
    Dynacolor, Inc.                          16,000     31,334       0.0%
*   Dynamic Electronics Co., Ltd.           146,006     59,380       0.0%
    Dynapack International Technology
      Corp.                                  47,000    113,959       0.0%
#*  E Ink Holdings, Inc.                    404,000    183,006       0.0%
#   E-Lead Electronic Co., Ltd.              28,000     66,525       0.0%
    E-Life Mall Corp.                        30,000     61,831       0.0%
*   E-Ton Solar Tech Co., Ltd.               84,032     43,934       0.0%
    E.Sun Financial Holding Co., Ltd.     1,386,586    949,440       0.1%
    Eastern Media International Corp.       129,406     44,832       0.0%
    Eclat Textile Co., Ltd.                  47,096    630,534       0.1%
    Edimax Technology Co., Ltd.              91,044     34,687       0.0%
#   Edison Opto Corp.                        38,000     36,526       0.0%
#   Edom Technology Co., Ltd.                58,000     53,544       0.0%
    eGalax_eMPIA Technology, Inc.            27,667     62,299       0.0%
    Elan Microelectronics Corp.             106,370    174,155       0.0%
#   Elite Advanced Laser Corp.               36,000    156,170       0.0%
    Elite Material Co., Ltd.                118,909    198,229       0.0%
#   Elite Semiconductor Memory
      Technology, Inc.                       76,000    106,586       0.0%
#   Elitegroup Computer Systems Co., Ltd.   161,235    161,122       0.0%
#   eMemory Technology, Inc.                 23,000    259,715       0.0%
    ENG Electric Co., Ltd.                   53,000     40,081       0.0%
    EnTie Commercial Bank Co., Ltd.          99,500     54,331       0.0%
*   Entire Technology Co., Ltd.              33,000     23,142       0.0%
*   Episil Holdings, Inc.                    58,000     26,149       0.0%
#   Epistar Corp.                           330,954    516,962       0.1%
    Eternal Materials Co., Ltd.             217,042    247,672       0.0%
#*  Etron Technology, Inc.                  183,000    106,123       0.0%
*   Eva Airways Corp.                       594,906    468,960       0.1%
    Everest Textile Co., Ltd.               102,000     59,595       0.0%
    Evergreen International Storage &
      Transport Corp.                       239,000    139,564       0.0%
#   Everlight Electronics Co., Ltd.         153,149    354,054       0.1%
    Everspring Industry Co., Ltd.            76,000     80,336       0.0%
    Excelsior Medical Co., Ltd.              44,800     75,300       0.0%
    Far Eastern Department Stores, Ltd.     425,370    341,866       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
    Far Eastern International Bank          936,035 $  345,281       0.1%
    Far Eastern New Century Corp.           659,373    724,262       0.1%
    Far EasTone Telecommunications Co.,
      Ltd.                                  393,000    937,011       0.1%
    Faraday Technology Corp.                105,738    145,322       0.0%
*   Farglory F T Z Investment Holding
      Co., Ltd.                              24,000     14,366       0.0%
    Farglory Land Development Co., Ltd.     203,442    242,896       0.0%
    Federal Corp.                           189,863    112,027       0.0%
    Feedback Technology Corp.                 7,000     16,238       0.0%
    Feng Hsin Iron & Steel Co.              151,550    206,169       0.0%
#   Feng TAY Enterprise Co., Ltd.            86,181    531,798       0.1%
    First Copper Technology Co., Ltd.        36,000     11,799       0.0%
    First Financial Holding Co., Ltd.     1,384,346    870,313       0.1%
    First Hotel                              66,443     48,869       0.0%
    First Insurance Co, Ltd. (The)           93,606     46,753       0.0%
*   First Steamship Co., Ltd.               178,595     99,448       0.0%
#   FLEXium Interconnect, Inc.               78,407    277,893       0.0%
#   Flytech Technology Co., Ltd.             39,419    163,568       0.0%
#   FocalTech Systems Co., Ltd.              29,000     29,597       0.0%
    Formosa Advanced Technologies Co.,
      Ltd.                                   74,000     59,653       0.0%
    Formosa Chemicals & Fibre Corp.         319,378    813,827       0.1%
    Formosa International Hotels Corp.       10,595    113,111       0.0%
    Formosa Oilseed Processing Co., Ltd.     67,000     43,830       0.0%
    Formosa Optical Technology Co., Ltd.      7,000     19,439       0.0%
    Formosa Petrochemical Corp.             126,000    324,836       0.1%
#   Formosa Plastics Corp.                  408,134  1,049,147       0.1%
    Formosan Rubber Group, Inc.             200,000    214,557       0.0%
    Formosan Union Chemical                  95,266     41,691       0.0%
    Fortune Electric Co., Ltd.               37,000     20,678       0.0%
    Founding Construction & Development
      Co., Ltd.                              64,206     44,208       0.0%
    Foxconn Technology Co., Ltd.            178,588    508,983       0.1%
    Foxlink Image Technology Co., Ltd.       63,000     45,259       0.0%
*   Froch Enterprise Co., Ltd.               54,000     24,531       0.0%
    FSP Technology, Inc.                     80,349     67,235       0.0%
    Fubon Financial Holding Co., Ltd.       721,896  1,552,477       0.2%
    Fullerton Technology Co., Ltd.           69,000     60,345       0.0%
    Fulltech Fiber Glass Corp.              117,544     52,392       0.0%
    Fwusow Industry Co., Ltd.                30,887     15,681       0.0%
    G Shank Enterprise Co., Ltd.             63,382     57,655       0.0%
#*  G Tech Optoelectronics Corp.             69,000     60,281       0.0%
    Gallant Precision Machining Co., Ltd.    76,000     32,197       0.0%
#   Gamania Digital Entertainment Co.,
      Ltd.                                   43,000     56,629       0.0%
#   Gemtek Technology Corp.                 160,574    118,727       0.0%
*   Genesis Photonics, Inc.                 170,520     81,984       0.0%
#*  Genius Electronic Optical Co., Ltd.      39,071    111,334       0.0%
#   GeoVision, Inc.                          29,191    101,747       0.0%
    Getac Technology Corp.                  197,000    120,968       0.0%
    Giant Manufacturing Co., Ltd.            50,287    433,731       0.1%
*   Giantplus Technology Co., Ltd.          118,000     41,409       0.0%
    Giga Solution Tech Co., Ltd.             54,000     39,188       0.0%
#   Gigabyte Technology Co., Ltd.           248,000    300,923       0.0%
    Gigasolar Materials Corp.                 8,280    142,790       0.0%
#*  Gigastorage Corp.                       120,213    104,936       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
#   Ginko International Co., Ltd.            12,000 $  175,365       0.0%
#*  Gintech Energy Corp.                    169,703    108,369       0.0%
*   Global Brands Manufacture, Ltd.         101,666     31,260       0.0%
    Global Lighting Technologies, Inc.       26,000     37,812       0.0%
    Global Mixed Mode Technology, Inc.       29,000     82,587       0.0%
    Global Unichip Corp.                     31,000     81,415       0.0%
*   Globalwafers Co., Ltd.                   10,755     33,330       0.0%
#   Globe Union Industrial Corp.            128,518     64,663       0.0%
    Gloria Material Technology Corp.        243,950    181,827       0.0%
#   Glory Science Co., Ltd.                  32,467     44,891       0.0%
*   Gold Circuit Electronics, Ltd.          182,263     91,233       0.0%
#*  Goldsun Development & Construction
      Co., Ltd.                             589,730    201,123       0.0%
    Good Will Instrument Co., Ltd.            6,222      4,138       0.0%
#   Gourmet Master Co., Ltd.                 21,000     89,480       0.0%
    Grand Pacific Petrochemical             416,000    266,716       0.0%
#   Grape King Bio, Ltd.                     37,000    201,571       0.0%
    Great China Metal Industry               90,000     98,658       0.0%
    Great Taipei Gas Co., Ltd.              105,000     81,979       0.0%
    Great Wall Enterprise Co., Ltd.         270,682    220,795       0.0%
    Greatek Electronics, Inc.                93,000    124,743       0.0%
#*  Green Energy Technology, Inc.           132,537     84,686       0.0%
*   GTM Holdings Corp.                       39,000     22,806       0.0%
*   Hannstar Board Corp.                    185,681     81,015       0.0%
#   HannStar Display Corp.                1,303,667    263,257       0.0%
*   HannsTouch Solution, Inc.               357,061     72,630       0.0%
    Harvatek Corp.                           82,230     47,136       0.0%
    Hi-Clearance, Inc.                        5,000     15,314       0.0%
    Highwealth Construction Corp.           214,554    559,682       0.1%
#   Hiroca Holdings, Ltd.                    24,728     91,303       0.0%
#*  HiTi Digital, Inc.                       79,956     36,393       0.0%
#   Hitron Technology, Inc.                 128,000     66,320       0.0%
#   Hiwin Technologies Corp.                 53,341    406,710       0.1%
#*  Ho Tung Chemical Corp.                  328,993     95,087       0.0%
    Hocheng Corp.                           137,300     46,552       0.0%
    Holiday Entertainment Co., Ltd.          25,000     46,991       0.0%
    Holtek Semiconductor, Inc.               69,000    126,223       0.0%
    Holy Stone Enterprise Co., Ltd.          82,500    117,585       0.0%
    Hon Hai Precision Industry Co., Ltd.  2,265,758  6,789,223       0.7%
    Hon Hai Precision Industry Co., Ltd.
      GDR                                   151,593    916,795       0.1%
    Hong TAI Electric Industrial             51,000     17,708       0.0%
    Horizon Securities Co., Ltd.            220,000     66,792       0.0%
#   Hota Industrial Manufacturing Co.,
      Ltd.                                   60,919    153,386       0.0%
    Hotai Motor Co., Ltd.                    45,000    779,687       0.1%
    Hsin Kuang Steel Co., Ltd.               92,788     55,905       0.0%
    Hsin Yung Chien Co., Ltd.                 9,900     38,223       0.0%
#   Hu Lane Associate, Inc.                  31,151    157,884       0.0%
    HUA ENG Wire & Cable                    157,000     51,225       0.0%
    Hua Nan Financial Holdings Co., Ltd.    862,747    529,962       0.1%
#   Huaku Development Co., Ltd.              96,465    220,395       0.0%
    Huang Hsiang Construction Corp.          60,000     86,662       0.0%
    Hung Ching Development &
      Construction Co., Ltd.                 68,000     51,910       0.0%
    Hung Poo Real Estate Development
      Corp.                                 105,609     93,998       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
#   Hung Sheng Construction Co., Ltd.       190,000 $  136,263       0.0%
    Huxen Corp.                              10,000     15,174       0.0%
#   Hwa Fong Rubber Co., Ltd.               144,540     94,839       0.0%
    Hwacom Systems, Inc.                     43,000     21,836       0.0%
    I-Chiun Precision Industry Co., Ltd.     53,000     30,892       0.0%
    I-Sheng Electric Wire & Cable Co.,
      Ltd.                                   30,000     44,972       0.0%
    Ibase Technology, Inc.                   51,802    115,260       0.0%
#   Ichia Technologies, Inc.                168,897    143,302       0.0%
    Ideal Bike Corp.                         68,000     38,056       0.0%
    ILI Technology Corp.                     30,748     61,970       0.0%
#   Infortrend Technology, Inc.             110,798     64,868       0.0%
#   Innolux Corp.                         3,472,461  1,791,223       0.2%
#*  Inotera Memories, Inc.                  730,000    838,325       0.1%
    Inpaq Technology Co., Ltd.               17,000     21,555       0.0%
    Inventec Corp.                          860,181    607,031       0.1%
    ITE Technology, Inc.                     44,202     55,916       0.0%
    ITEQ Corp.                              118,299     98,224       0.0%
#*  J Touch Corp.                            48,000     26,222       0.0%
*   Janfusun Fancyworld Corp.                71,590     10,759       0.0%
    Jentech Precision Industrial Co.,
      Ltd.                                   18,000     39,352       0.0%
#   Jess-Link Products Co., Ltd.             50,500     62,121       0.0%
    Jih Sun Financial Holdings Co., Ltd.    587,547    175,111       0.0%
    Johnson Health Tech Co., Ltd.            38,755    100,309       0.0%
    K Laser Technology, Inc.                 55,000     27,050       0.0%
    Kang Na Hsiung Enterprise Co., Ltd.      59,000     25,744       0.0%
*   Kao Hsing Chang Iron & Steel             91,000     32,547       0.0%
#   Kaori Heat Treatment Co., Ltd.           21,803     42,595       0.0%
    Kaulin Manufacturing Co., Ltd.           39,000     28,159       0.0%
    KD Holding Corp.                          6,000     34,440       0.0%
    KEE TAI Properties Co., Ltd.            170,226    111,604       0.0%
#   Kenda Rubber Industrial Co., Ltd.       172,106    336,460       0.1%
    Kenmec Mechanical Engineering Co.,
      Ltd.                                   61,000     27,764       0.0%
    Kerry TJ Logistics Co., Ltd.             82,000    108,786       0.0%
#   Kindom Construction Corp.               151,000    136,262       0.0%
    King Slide Works Co., Ltd.               16,050    252,433       0.0%
    King Yuan Electronics Co., Ltd.         451,529    410,448       0.1%
    King's Town Bank Co., Ltd.              327,000    335,152       0.1%
*   King's Town Construction Co., Ltd.       61,126     54,382       0.0%
    Kinik Co.                                64,000    135,967       0.0%
#   Kinko Optical Co., Ltd.                  53,000     36,178       0.0%
#*  Kinpo Electronics                       559,028    239,928       0.0%
#   Kinsus Interconnect Technology Corp.    103,009    314,190       0.0%
    KMC Kuei Meng International, Inc.        14,000     65,112       0.0%
    KS Terminals, Inc.                       33,760     47,582       0.0%
    Kung Long Batteries Industrial Co.,
      Ltd.                                   32,000    144,326       0.0%
    Kung Sing Engineering Corp.             108,000     40,876       0.0%
#   Kuo Toong International Co., Ltd.        63,000    106,573       0.0%
    Kuoyang Construction Co., Ltd.          189,450     90,909       0.0%
    Kwong Fong Industries Corp.              79,840     47,075       0.0%
#   KYE Systems Corp.                       140,568     52,446       0.0%
    LAN FA Textile                          143,277     69,715       0.0%
    Largan Precision Co., Ltd.               15,306  1,533,753       0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
#   LCY Chemical Corp.                      289,799 $  189,573       0.0%
    Leader Electronics, Inc.                 67,602     28,155       0.0%
    Leadtrend Technology Corp.                4,159      5,373       0.0%
*   Lealea Enterprise Co., Ltd.             360,981    131,304       0.0%
    Ledlink Optics, Inc.                     22,000     39,732       0.0%
    Ledtech Electronics Corp.                19,000      9,546       0.0%
    LEE CHI Enterprises Co., Ltd.           103,000     50,341       0.0%
#   Lelon Electronics Corp.                  45,000     56,326       0.0%
*   Leofoo Development Co.                  135,000     53,238       0.0%
*   LES Enphants Co., Ltd.                   53,901     29,346       0.0%
#   Lextar Electronics Corp.                177,000    159,947       0.0%
*   Li Peng Enterprise Co., Ltd.            264,578     97,799       0.0%
    Lian HWA Food Corp.                      13,305     15,654       0.0%
*   Lien Chang Electronic Enter              63,000     45,271       0.0%
#   Lien Hwa Industrial Corp.               235,728    162,487       0.0%
#   Lingsen Precision Industries, Ltd.      185,000     84,304       0.0%
    Lite-On Semiconductor Corp.             100,213     80,010       0.0%
    Lite-On Technology Corp.                611,112    772,129       0.1%
    Long Bon International Co., Ltd.        164,000    131,448       0.0%
    Long Chen Paper Co., Ltd.               234,348    103,550       0.0%
    Longwell Co.                             52,000     50,566       0.0%
    Lotes Co., Ltd.                          27,631    114,028       0.0%
    Lucky Cement Corp.                      112,000     40,538       0.0%
    Lumax International Corp., Ltd.          48,325     98,398       0.0%
#   Lung Yen Life Service Corp.              41,000    109,096       0.0%
    Macroblock, Inc.                          5,000     10,290       0.0%
#*  Macronix International                1,765,048    427,742       0.1%
#*  MacroWell OMG Digital Entertainment
      Co., Ltd.                              12,000     28,272       0.0%
    Mag Layers Scientific-Technics Co.,
      Ltd.                                   11,550     12,515       0.0%
    Makalot Industrial Co., Ltd.             48,254    377,336       0.1%
    Marketech International Corp.            58,000     53,911       0.0%
    Masterlink Securities Corp.             499,092    186,115       0.0%
    Mayer Steel Pipe Corp.                   78,259     37,964       0.0%
#   MediaTek, Inc.                          144,360  1,855,631       0.2%
    Mega Financial Holding Co., Ltd.      1,498,213  1,332,601       0.1%
    Mercuries & Associates Holding, Ltd.    153,460    106,954       0.0%
*   Mercuries Life Insurance Co., Ltd.      168,700    103,635       0.0%
    Merida Industry Co., Ltd.                44,415    332,781       0.1%
#   Merry Electronics Co., Ltd.              70,906    162,262       0.0%
    Micro-Star International Co., Ltd.      332,233    396,512       0.1%
#*  Microbio Co., Ltd.                      107,572     92,450       0.0%
#*  Microelectronics Technology, Inc.        75,119     30,491       0.0%
    Microlife Corp.                          12,600     29,493       0.0%
    Mildef Crete, Inc.                       28,000     44,396       0.0%
#   MIN AIK Technology Co., Ltd.             36,000    134,514       0.0%
    Mirle Automation Corp.                   67,046     65,414       0.0%
    Mitac Holdings Corp.                    191,483    156,184       0.0%
    Mobiletron Electronics Co., Ltd.         24,000     41,447       0.0%
#*  Mosel Vitelic, Inc.                      89,806     14,860       0.0%
    Motech Industries, Inc.                 137,000    175,594       0.0%
#   MPI Corp.                                15,000     44,773       0.0%
    Nak Sealing Technologies Corp.           25,000     91,261       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
TAIWAN -- (Continued)
#   Namchow Chemical Industrial, Ltd.      71,000 $  157,487       0.0%
    Nan Kang Rubber Tire Co., Ltd.        125,139    128,560       0.0%
    Nan Ren Lake Leisure Amusement Co.,
      Ltd.                                 99,000     39,152       0.0%
    Nan Ya Plastics Corp.                 469,674  1,154,364       0.1%
*   Nan Ya Printed Circuit Board Corp.     99,072    176,377       0.0%
    Nantex Industry Co., Ltd.             123,854     88,420       0.0%
#   National Petroleum Co., Ltd.           49,000     60,180       0.0%
#   Neo Solar Power Corp.                 324,477    290,776       0.0%
#   Netronix, Inc.                         29,000     55,336       0.0%
    New Asia Construction & Development
      Corp.                                43,880     12,039       0.0%
    New Era Electronics Co., Ltd.          39,000     38,677       0.0%
    Newmax Technology Co., Ltd.            28,077     26,498       0.0%
    Nexcom International Co., Ltd.         30,000     44,508       0.0%
    Nichidenbo Corp.                       27,596     25,613       0.0%
    Nien Hsing Textile Co., Ltd.          125,476    117,442       0.0%
    Nishoku Technology, Inc.                9,000     13,482       0.0%
#   Novatek Microelectronics Corp.        109,000    569,703       0.1%
    Nuvoton Technology Corp.               26,000     25,474       0.0%
#*  Ocean Plastics Co., Ltd.               51,000     63,702       0.0%
    OptoTech Corp.                        256,000    116,366       0.0%
#*  Orient Semiconductor Electronics,
      Ltd.                                229,000    120,600       0.0%
#   Oriental Union Chemical Corp.         201,821    180,652       0.0%
    Pacific Construction Co.              167,000     78,367       0.0%
    Pacific Hospital Supply Co., Ltd.      35,000     76,897       0.0%
*   Pan Jit International, Inc.           134,000     60,053       0.0%
#   Pan-International Industrial Corp.    191,514    116,571       0.0%
#   Parade Technologies, Ltd.              20,400    201,849       0.0%
    Paragon Technologies Co., Ltd.         30,762     54,556       0.0%
#   PChome Online, Inc.                    21,945    371,208       0.1%
    Pegatron Corp.                        620,037  1,836,829       0.2%
    Phihong Technology Co., Ltd.          128,584     66,820       0.0%
    Phison Electronics Corp.               46,000    424,239       0.1%
    Phoenix Tours International, Inc.      14,000     21,849       0.0%
#   Pixart Imaging, Inc.                   39,030    118,959       0.0%
    Polytronics Technology Corp.           21,000     48,462       0.0%
#   Portwell, Inc.                         40,000     71,135       0.0%
    Posiflex Technology, Inc.              14,175     76,660       0.0%
    Pou Chen Corp.                        627,144    878,850       0.1%
    Power Mate Technology Co., Ltd.        10,000     23,209       0.0%
#*  Power Quotient International Co.,
      Ltd.                                 66,800     34,747       0.0%
*   Powertech Industrial Co., Ltd.         16,000      9,636       0.0%
    Powertech Technology, Inc.            377,400    696,764       0.1%
    Poya International Co., Ltd.           20,241    216,192       0.0%
    President Chain Store Corp.           118,000    873,220       0.1%
    President Securities Corp.            375,932    224,805       0.0%
    Prime Electronics Satellitics, Inc.    57,750     21,495       0.0%
    Prince Housing & Development Corp.    530,087    228,948       0.0%
*   Princeton Technology Corp.            105,000     39,857       0.0%
    Promate Electronic Co., Ltd.           63,000     79,937       0.0%
#   Promise Technology, Inc.               62,000     67,987       0.0%
*   Qisda Corp.                           731,439    319,342       0.1%
    Qualipoly Chemical Corp.               23,000     23,519       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                           SHARES   VALUE++  OF NET ASSETS**
                                          --------- -------- ---------------
TAIWAN -- (Continued)
#   Quanta Computer, Inc.                   265,715 $666,657       0.1%
*   Quintain Steel Co., Ltd.                 74,998   13,829       0.0%
#   Radiant Opto-Electronics Corp.          160,144  526,615       0.1%
#   Radium Life Tech Co., Ltd.              282,702  147,183       0.0%
    Ralec Electronic Corp.                   16,000   33,990       0.0%
    Realtek Semiconductor Corp.              96,268  299,814       0.0%
#   Rechi Precision Co., Ltd.                98,173  106,338       0.0%
    Rich Development Co., Ltd.              300,254  129,189       0.0%
    Richtek Technology Corp.                 51,537  291,432       0.0%
#*  Ritek Corp.                           1,211,117  123,395       0.0%
    Rotam Global Agrosciences, Ltd.          24,830   39,469       0.0%
    Ruentex Development Co., Ltd.           204,862  364,072       0.1%
    Ruentex Engineering & Construction
      Co.                                    11,000   25,323       0.0%
    Ruentex Industries, Ltd.                182,235  447,439       0.1%
#   Run Long Construction Co., Ltd.          65,242   78,184       0.0%
    Sampo Corp.                             225,000  102,017       0.0%
    San Fang Chemical Industry Co., Ltd.     66,918  121,536       0.0%
    San Shing Fastech Corp.                  21,709   55,174       0.0%
#*  Sanyang Motor Co., Ltd.                 191,684  170,098       0.0%
    SCI Pharmtech, Inc.                      23,000   50,738       0.0%
    Scientech Corp.                           6,000   11,515       0.0%
    ScinoPharm Taiwan, Ltd.                  21,000   35,164       0.0%
    SDI Corp.                                42,000   56,180       0.0%
    Sea Sonic Electronics Co., Ltd.          15,000   21,958       0.0%
    Senao International Co., Ltd.            29,000   44,251       0.0%
    Sercomm Corp.                            98,000  219,018       0.0%
    Sesoda Corp.                             58,690   84,901       0.0%
    Sheng Yu Steel Co., Ltd.                 49,000   35,115       0.0%
    ShenMao Technology, Inc.                 22,435   23,946       0.0%
    Shih Her Technologies, Inc.              20,000   33,040       0.0%
    Shih Wei Navigation Co., Ltd.           112,363   65,759       0.0%
    Shihlin Electric & Engineering Corp.     86,000  116,220       0.0%
*   Shihlin Paper Corp.                      22,000   28,233       0.0%
    Shin Kong Financial Holding Co., Ltd. 1,965,705  637,520       0.1%
    Shin Zu Shing Co., Ltd.                  77,149  213,648       0.0%
*   Shining Building Business Co., Ltd.     138,795   82,395       0.0%
    Shinkong Insurance Co., Ltd.            108,000   87,072       0.0%
    Shinkong Synthetic Fibers Corp.         581,191  211,148       0.0%
    Shinkong Textile Co., Ltd.               45,800   60,218       0.0%
    Shiny Chemical Industrial Co., Ltd.      24,112   36,567       0.0%
    Shuttle, Inc.                           200,000   56,329       0.0%
    Sigurd Microelectronics Corp.           157,559  148,801       0.0%
    Silicon Power Computer &
      Communications, Inc.                   23,000   18,966       0.0%
#   Siliconware Precision Industries
      Co., Ltd.                             309,000  507,627       0.1%
#   Siliconware Precision Industries
      Co., Ltd. Sponsored ADR                99,816  809,508       0.1%
#   Silitech Technology Corp.                56,396   43,083       0.0%
    Simplo Technology Co., Ltd.              91,000  450,385       0.1%
#   Sinbon Electronics Co., Ltd.             78,000  136,566       0.0%
    Sincere Navigation Corp.                161,350  128,433       0.0%
    Singatron Enterprise Co., Ltd.           36,000   13,043       0.0%
    Sinmag Equipment Corp.                   14,872   89,222       0.0%
*   Sino-American Electronic Co., Ltd.       11,000   33,790       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
#   Sino-American Silicon Products, Inc.    244,000 $  358,947       0.1%
#   Sinon Corp.                             181,000    104,472       0.0%
#   SinoPac Financial Holdings Co., Ltd.  1,596,400    723,581       0.1%
    Sinphar Pharmaceutical Co., Ltd.         33,000     41,458       0.0%
#   Sinyi Realty, Inc.                       65,060     75,096       0.0%
    Sirtec International Co., Ltd.           59,000    126,888       0.0%
    Sitronix Technology Corp.                41,434    149,468       0.0%
    Siward Crystal Technology Co., Ltd.      74,000     54,668       0.0%
    Solar Applied Materials Technology
      Co.                                   165,000    144,387       0.0%
#*  Solartech Energy Corp.                  173,000    114,829       0.0%
*   Solytech Enterprise Corp.                32,000      8,791       0.0%
    Sonix Technology Co., Ltd.               67,000    100,959       0.0%
    Southeast Cement Co., Ltd.              137,000     78,307       0.0%
    Sporton International, Inc.              27,513    155,995       0.0%
#   St Shine Optical Co., Ltd.               21,000    370,196       0.1%
    Standard Chemical & Pharmaceutical
      Co., Ltd.                              38,000     46,185       0.0%
#   Standard Foods Corp.                     81,273    201,440       0.0%
    Stark Technology, Inc.                   39,000     38,221       0.0%
    Sunonwealth Electric Machine
      Industry Co., Ltd.                     79,000     56,004       0.0%
    Sunrex Technology Corp.                 122,028     75,274       0.0%
    Sunspring Metal Corp.                    34,000     66,196       0.0%
#   Supreme Electronics Co., Ltd.           105,022     57,317       0.0%
#   Swancor Ind Co., Ltd.                    15,435    125,077       0.0%
    Sweeten Construction Co., Ltd.           30,467     18,792       0.0%
    Syncmold Enterprise Corp.                37,000     80,372       0.0%
#   Synnex Technology International Corp.   347,874    492,905       0.1%
#   Sysage Technology Co., Ltd.              36,325     38,319       0.0%
    T-Mac Techvest PCB Co., Ltd.             61,000     33,070       0.0%
#   TA Chen Stainless Pipe                  289,342    195,104       0.0%
#*  Ta Chong Bank, Ltd.                     702,090    251,697       0.0%
    Ta Chong Securities Co., Ltd.            26,000     10,821       0.0%
    Ta Ya Electric Wire & Cable             152,174     32,123       0.0%
    TA-I Technology Co., Ltd.                57,828     32,364       0.0%
    Tah Hsin Industrial Corp.                45,000     41,469       0.0%
#   Tai Tung Communication Co., Ltd.         31,373     33,613       0.0%
    Taichung Commercial Bank Co., Ltd.      818,297    292,358       0.0%
    TaiDoc Technology Corp.                  14,000     42,332       0.0%
#   Taiflex Scientific Co., Ltd.             62,000     92,490       0.0%
#   Taimide Tech, Inc.                       27,000     40,167       0.0%
    Tainan Enterprises Co., Ltd.             67,000     72,288       0.0%
#   Tainan Spinning Co., Ltd.               463,355    268,810       0.0%
#   Taishin Financial Holding Co., Ltd.   3,703,481  1,695,382       0.2%
*   Taisun Enterprise Co., Ltd.              91,670     38,400       0.0%
#*  Taita Chemical Co., Ltd.                 63,000     18,981       0.0%
    Taiwan Acceptance Corp.                  54,000    145,288       0.0%
*   Taiwan Business Bank                  1,040,084    342,456       0.1%
    Taiwan Cement Corp.                   1,031,375  1,464,722       0.2%
    Taiwan Chinsan Electronic Industrial
      Co., Ltd.                              33,000     51,389       0.0%
#   Taiwan Cogeneration Corp.               163,077    161,139       0.0%
#   Taiwan Cooperative Financial Holding
      Co., Ltd.                           1,381,219    745,213       0.1%
    Taiwan Fertilizer Co., Ltd.             234,000    430,370       0.1%
    Taiwan Fire & Marine Insurance Co.,
      Ltd.                                   80,520     63,462       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
TAIWAN -- (Continued)
    Taiwan FU Hsing Industrial Co., Ltd.     72,000 $    91,782       0.0%
#   Taiwan Glass Industry Corp.             269,532     193,190       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.   126,455     235,316       0.0%
#   Taiwan Hopax Chemicals Manufacturing
      Co., Ltd.                              71,000      44,471       0.0%
*   Taiwan Kolin Co., Ltd.                  292,000          --       0.0%
    Taiwan Land Development Corp.           253,583     131,913       0.0%
#*  Taiwan Life Insurance Co., Ltd.         224,907     211,510       0.0%
    Taiwan Line Tek Electronic               53,196      39,463       0.0%
    Taiwan Mobile Co., Ltd.                 253,800     894,150       0.1%
    Taiwan Navigation Co., Ltd.              66,000      43,796       0.0%
    Taiwan Paiho, Ltd.                      111,068     301,573       0.0%
    Taiwan PCB Techvest Co., Ltd.           108,733     176,703       0.0%
#*  Taiwan Prosperity Chemical Corp.         62,000      50,537       0.0%
*   Taiwan Pulp & Paper Corp.               139,000      51,961       0.0%
    Taiwan Sakura Corp.                      92,000      71,303       0.0%
    Taiwan Sanyo Electric Co., Ltd.          23,800      23,791       0.0%
    Taiwan Secom Co., Ltd.                   71,795     216,036       0.0%
    Taiwan Semiconductor Co., Ltd.          118,000     124,211       0.0%
    Taiwan Semiconductor Manufacturing
      Co., Ltd.                           2,070,214   9,966,572       1.0%
    Taiwan Semiconductor Manufacturing
      Co., Ltd. Sponsored ADR               411,161  10,048,775       1.0%
    Taiwan Sogo Shin Kong SEC                66,150      89,213       0.0%
#   Taiwan Styrene Monomer                  223,164     108,198       0.0%
    Taiwan Surface Mounting Technology
      Co., Ltd.                             105,900     140,125       0.0%
#   Taiwan TEA Corp.                        323,648     184,097       0.0%
    Taiwan Union Technology Corp.           102,000      90,769       0.0%
    Taiyen Biotech Co., Ltd.                 72,712      62,971       0.0%
#*  Tatung Co., Ltd.                      1,046,688     277,542       0.0%
    Te Chang Construction Co., Ltd.          23,058      20,934       0.0%
    Teco Electric and Machinery Co., Ltd.   643,000     624,295       0.1%
*   Tekcore Co., Ltd.                        12,000       3,251       0.0%
    Test Research, Inc.                      64,571     131,301       0.0%
    Test-Rite International Co., Ltd.       111,568      76,282       0.0%
    Tex-Ray Industrial Co., Ltd.             85,000      41,205       0.0%
    Thinking Electronic Industrial Co.,
      Ltd.                                   43,000      61,317       0.0%
    Thye Ming Industrial Co., Ltd.           46,125      62,707       0.0%
#   Ton Yi Industrial Corp.                 207,300     163,296       0.0%
#   Tong Hsing Electronic Industries,
      Ltd.                                   65,009     208,265       0.0%
#   Tong Yang Industry Co., Ltd.            177,640     210,526       0.0%
#   Tong-Tai Machine & Tool Co., Ltd.        82,658      78,107       0.0%
    Topco Scientific Co., Ltd.               59,404     121,824       0.0%
    Topco Technologies Corp.                 17,000      39,825       0.0%
    Topoint Technology Co., Ltd.             56,540      53,697       0.0%
#   Toung Loong Textile Manufacturing        22,000      86,805       0.0%
#   TPK Holding Co., Ltd.                    75,000     465,895       0.1%
    Transasia Airways Corp.                 113,000      41,885       0.0%
    Transcend Information, Inc.              47,890     184,003       0.0%
    Tripod Technology Corp.                 166,170     324,608       0.1%
    Tsann Kuen Enterprise Co., Ltd.          32,000      32,046       0.0%
    TSC Auto ID Technology Co., Ltd.          7,000      59,546       0.0%
    TSRC Corp.                              193,452     222,828       0.0%
    Ttet Union Corp.                         19,000      49,086       0.0%
    TTFB Co., Ltd.                            5,000      43,841       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
#   Tung Ho Steel Enterprise Corp.          364,654 $  284,888       0.0%
    Tung Thih Electronic Co., Ltd.           23,073    104,844       0.0%
#   TURVO International Co., Ltd.            31,250    106,040       0.0%
    TXC Corp.                               145,204    188,470       0.0%
*   TYC Brother Industrial Co., Ltd.         83,091     60,261       0.0%
#*  Tycoons Group Enterprise                221,000     41,917       0.0%
*   Tyntek Corp.                            100,922     54,882       0.0%
    U-Ming Marine Transport Corp.           125,000    187,539       0.0%
    Ubright Optronics Corp.                  14,300     19,378       0.0%
    Uni-President Enterprises Corp.       1,140,132  1,865,889       0.2%
#   Unimicron Technology Corp.              609,312    362,689       0.1%
#*  Union Bank Of Taiwan                    650,457    233,309       0.0%
#*  Union Insurance Co., Ltd.                39,397     34,024       0.0%
    Unitech Computer Co., Ltd.               21,000     13,944       0.0%
#   Unitech Printed Circuit Board Corp.     235,979    106,760       0.0%
    United Integrated Services Co., Ltd.     78,000     90,412       0.0%
    United Microelectronics Corp.         4,086,081  1,957,717       0.2%
#   United Microelectronics Corp.
      Sponsored ADR                         146,700    355,014       0.1%
#   Unity Opto Technology Co., Ltd.          83,593     90,471       0.0%
    Universal Cement Corp.                  174,560    186,523       0.0%
#   Unizyx Holding Corp.                    177,118     93,297       0.0%
    UPC Technology Corp.                    293,458    115,715       0.0%
#   USI Corp.                               368,372    198,701       0.0%
#   Vanguard International Semiconductor
      Corp.                                 264,000    405,432       0.1%
    Ve Wong Corp.                            34,000     26,586       0.0%
    Viking Tech Corp.                        26,000     21,597       0.0%
    Visual Photonics Epitaxy Co., Ltd.       75,677     89,906       0.0%
#   Vivotek, Inc.                            36,870    110,174       0.0%
#*  Wafer Works Corp.                       170,381     70,824       0.0%
    Wah Hong Industrial Corp.                19,694     18,580       0.0%
#   Wah Lee Industrial Corp.                 90,000    168,307       0.0%
#*  Walsin Lihwa Corp.                    1,062,000    313,325       0.0%
*   Walsin Technology Corp.                 281,699    129,754       0.0%
    Walton Advanced Engineering, Inc.       178,000     71,808       0.0%
    WAN HWA Enterprise Co.                   10,795      5,725       0.0%
*   Ways Technical Corp., Ltd.               16,000     11,432       0.0%
#   Wei Chuan Foods Corp.                   147,000    115,250       0.0%
#*  Wei Mon Industry Co., Ltd.              118,763     33,222       0.0%
    Weikeng Industrial Co., Ltd.             72,750     55,070       0.0%
    Well Shin Technology Co., Ltd.           29,160     46,593       0.0%
    Win Semiconductors Corp.                262,000    339,647       0.1%
#*  Winbond Electronics Corp.             1,305,000    432,016       0.1%
*   Wintek Corp.                            461,871     20,699       0.0%
#   Wisdom Marine Lines Co., Ltd.           101,060    132,621       0.0%
#   Wistron Corp.                           887,367    754,896       0.1%
#   Wistron NeWeb Corp.                     101,901    270,375       0.0%
    WPG Holdings, Ltd.                      434,847    544,030       0.1%
    WT Microelectronics Co., Ltd.           119,920    188,713       0.0%
    WUS Printed Circuit Co., Ltd.           123,000     92,066       0.0%
    X-Legend Entertainment Co., Ltd.          5,625     29,378       0.0%
#   Xxentria Technology Materials Corp.      27,211     89,078       0.0%
    Yageo Corp.                             199,682    410,572       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
TAIWAN -- (Continued)
#   YC Co., Ltd.                          191,262 $     94,001       0.0%
#   YC INOX Co., Ltd.                     144,000      117,178       0.0%
    YeaShin International Development
      Co., Ltd.                            34,252       20,705       0.0%
    Yeong Guan Energy Technology Group
      Co., Ltd.                            21,356      144,723       0.0%
#   YFY, Inc.                             583,891      248,040       0.0%
    Yi Jinn Industrial Co., Ltd.           80,000       27,498       0.0%
    Yieh Phui Enterprise Co., Ltd.        444,558      139,937       0.0%
    Yonyu Plastics Co., Ltd                23,000       27,227       0.0%
*   Young Fast Optoelectronics Co.,
      Ltd.                                 50,298       27,907       0.0%
    Young Optics, Inc.                     15,000       29,224       0.0%
#   Youngtek Electronics Corp.             56,691      124,397       0.0%
    Yuanta Financial Holding Co., Ltd.  1,454,203      845,228       0.1%
#   Yulon Motor Co., Ltd.                 288,783      376,838       0.1%
    Yung Chi Paint & Varnish
      Manufacturing Co., Ltd.              25,362       74,356       0.0%
#   Yungshin Construction &
      Development Co., Ltd.                27,000       54,504       0.0%
    YungShin Global Holding Corp.          60,000      109,035       0.0%
#   Yungtay Engineering Co., Ltd.         137,000      314,704       0.0%
    Zeng Hsing Industrial Co., Ltd.        21,837      132,317       0.0%
    Zenitron Corp.                        104,000       67,357       0.0%
    Zhen Ding Technology Holding, Ltd.    116,000      403,839       0.1%
    Zig Sheng Industrial Co., Ltd.        152,231       54,848       0.0%
    Zinwell Corp.                         142,010      138,504       0.0%
#   Zippy Technology Corp.                 55,000       85,296       0.0%
#   ZongTai Real Estate Development
      Co., Ltd.                            64,803       44,396       0.0%
                                                  ------------      ----
TOTAL TAIWAN                                       156,660,233      14.8%
                                                  ------------      ----
THAILAND -- (3.2%)
    AAPICO Hitech PCL                      84,120       37,511       0.0%
    Advanced Info Service PCL             212,800    1,549,280       0.2%
    Airports of Thailand PCL               74,000      650,993       0.1%
*   AJ Plast PCL                           60,300       15,274       0.0%
    Amata Corp. PCL                       211,300      114,736       0.0%
    Ananda Development PCL                849,900       91,784       0.0%
    AP Thailand PCL                       877,102      195,562       0.0%
    Asia Green Energy PCL                  95,920        6,925       0.0%
    Asia Plus Group Holdings Securities   288,300       34,458       0.0%
    Asian Insulators PCL                  170,700       46,345       0.0%
    Bangchak Petroleum PCL (The)          334,400      360,115       0.1%
    Bangkok Aviation Fuel Services PCL     92,750       78,781       0.0%
    Bangkok Bank PCL(6077019)              40,600      228,464       0.0%
    Bangkok Bank PCL(6368360)              88,700      497,786       0.1%
    Bangkok Expressway PCL                117,700      139,248       0.0%
    Bangkok Insurance PCL                   3,580       39,748       0.0%
    Bangkok Land PCL                    4,661,400      216,349       0.0%
    Bangkok Life Assurance PCL            133,140      201,941       0.0%
    Banpu PCL(BJFHBT4)                    431,700      379,776       0.1%
    Banpu PCL(6368348)                     21,000       18,474       0.0%
    Beauty Community PCL                   52,700       66,744       0.0%
    BEC World PCL                         282,100      344,442       0.1%
    Berli Jucker PCL                      226,800      254,561       0.0%
    Big C Supercenter PCL(6368434)         70,900      477,470       0.1%
    Big C Supercenter PCL(6763932)         22,000      151,494       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                          ---------- ---------- ---------------
THAILAND -- (Continued)
    Cal-Comp Electronics Thailand PCL        972,644 $  107,990       0.0%
    Central Pattana PCL                      364,500    464,402       0.1%
    Central Plaza Hotel PCL                  260,800    265,033       0.0%
    CH Karnchang PCL                         103,472     79,256       0.0%
    Charoen Pokphand Foods PCL               410,293    277,553       0.0%
    Charoong Thai Wire & Cable PCL            88,000     26,561       0.0%
    Christiani & Nielsen Thai                 91,300     12,851       0.0%
    CK Power PCL                             191,800     19,433       0.0%
    CP ALL PCL                               641,100    816,812       0.1%
    CS Loxinfo PCL                            30,600      6,544       0.0%
    Delta Electronics Thailand PCL           137,200    347,526       0.1%
    Demco PCL                                 84,400     34,564       0.0%
    Dhipaya Insurance PCL                     63,400     74,526       0.0%
    Diamond Building Products PCL            265,800     40,315       0.0%
    DSG International Thailand PCL            93,800     21,199       0.0%
    Dynasty Ceramic PCL                    1,192,000    146,085       0.0%
    Eastern Water Resources Development
      and Management PCL                     217,400     73,203       0.0%
    Erawan Group PCL (The)                   355,000     50,399       0.0%
*   Esso Thailand PCL                        877,100    172,946       0.0%
*   G J Steel PCL                         11,407,500     17,302       0.0%
    GFPT PCL                                 287,400    102,876       0.0%
    Glow Energy PCL                          136,100    352,997       0.1%
*   Golden Land Property Development PCL     244,800     51,982       0.0%
    Grand Canal Land PCL                     605,900     58,816       0.0%
    Grande Asset Hotels & Property PCL       558,600     24,910       0.0%
    Hana Microelectronics PCL                108,401    146,332       0.0%
    Home Product Center PCL                1,541,727    336,734       0.1%
    ICC International PCL                     27,800     33,522       0.0%
    Indorama Ventures PCL                    436,000    326,686       0.0%
    Intouch Holdings PCL                      85,000    198,544       0.0%
    IRPC PCL                               3,227,200    450,330       0.1%
*   Italian-Thai Development PCL             483,366    111,439       0.0%
    Jasmine International PCL              1,380,800    230,378       0.0%
    Jay Mart PCL                             123,950     38,352       0.0%
    Karmarts PCL                              77,100     17,541       0.0%
    Kasikornbank PCL(6364766)                332,400  2,117,519       0.2%
    Kasikornbank PCL(6888794)                 94,500    602,002       0.1%
    KCE Electronics PCL                      143,500    235,067       0.0%
    KGI Securities Thailand PCL              370,400     39,551       0.0%
    Khon Kaen Sugar Industry PCL             584,640     86,193       0.0%
    Kiatnakin Bank PCL                       259,700    291,488       0.0%
    Krung Thai Bank PCL                    1,555,650    943,819       0.1%
    Krungthai Card PCL                        40,200    129,264       0.0%
    Land & Houses PCL(6581930)               174,500     50,553       0.0%
    Land & Houses PCL(6581941)               476,120    137,933       0.0%
    Lanna Resources PCL                       67,200     25,685       0.0%
    Loxley PCL                               403,570     50,439       0.0%
    LPN Development PCL                      161,500     84,265       0.0%
    Major Cineplex Group PCL                 174,000    176,824       0.0%
    Maybank Kim Eng Securities Thailand
      PCL                                     40,700     28,767       0.0%
    MBK PCL                                  251,000    108,121       0.0%
    MCOT PCL                                 120,300     51,820       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
THAILAND -- (Continued)
    Minor International PCL                 274,186 $  274,477       0.0%
    Modernform Group PCL                     18,700      5,616       0.0%
*   Nation Multimedia Group PCL             753,500     42,287       0.0%
*   Polyplex Thailand PCL                   144,500     46,026       0.0%
    Precious Shipping PCL                   210,500     86,844       0.0%
    Premier Marketing PCL                   180,500     54,755       0.0%
*   Property Perfect PCL                  1,240,300     40,635       0.0%
    Pruksa Real Estate PCL                  400,400    334,021       0.1%
    PTG Energy PCL                          288,300     94,453       0.0%
    PTT Exploration & Production PCL        562,186  1,995,321       0.2%
    PTT Global Chemical PCL                 374,156    729,244       0.1%
    PTT PCL(6420390)                        319,800  3,453,627       0.3%
    PTT PCL(6420408)                         28,700    309,941       0.0%
    Quality Houses PCL                    1,570,313    147,671       0.0%
*   Raimon Land PCL                       1,142,800     61,707       0.0%
    Ratchaburi Electricity Generating
      Holding PCL(6294249)                  117,800    214,409       0.0%
    Ratchaburi Electricity Generating
      Holding PCL(6362771)                   63,600    115,759       0.0%
    Regional Container Lines PCL            202,700     61,489       0.0%
    Robinson Department Store PCL            97,300    137,988       0.0%
    Rojana Industrial Park PCL              180,132     44,808       0.0%
    RS PCL                                  305,200    143,504       0.0%
*   Sahaviriya Steel Industries PCL       5,877,500     39,225       0.0%
    Samart Corp. PCL                        206,000    187,472       0.0%
    Samart I-Mobile PCL                   1,001,300     75,937       0.0%
    Samart Telcoms PCL                      185,200    151,688       0.0%
    Sansiri PCL                           4,197,933    240,682       0.0%
    SC Asset Corp PCL                     1,048,696    109,435       0.0%
    Siam Cement PCL (The)(6609906)           10,000    163,203       0.0%
    Siam Cement PCL (The)(6609928)           63,000  1,028,181       0.1%
    Siam City Cement PCL                     39,700    441,981       0.1%
    Siam Commercial Bank PCL (The)          198,500    957,425       0.1%
    Siam Future Development PCL             416,750     72,061       0.0%
    Siam Global House PCL                   348,909    102,667       0.0%
    Siamgas & Petrochemicals PCL            167,800     62,610       0.0%
    Sino Thai Engineering & Construction
      PCL                                   233,742    148,194       0.0%
    SNC Former PCL                           42,000     20,385       0.0%
    Somboon Advance Technology PCL          131,150     75,193       0.0%
    SPCG PCL                                184,100    152,183       0.0%
    Sri Ayudhya Capital PCL                  20,800     23,188       0.0%
    Sri Trang Agro-Industry PCL             315,300    123,384       0.0%
    Sriracha Construction PCL                90,600     81,764       0.0%
    Srithai Superware PCL                   738,000     56,864       0.0%
    STP & I PCL                             324,280    160,345       0.0%
    Supalai PCL(6554675)                    388,600    235,765       0.0%
    Supalai PCL(6554749)                     30,000     18,201       0.0%
    Susco PCL                                46,500      4,993       0.0%
    SVI PCL                                 459,885     68,358       0.0%
    Symphony Communication PCL               14,600      6,732       0.0%
    Syntec Construction PCL                 273,200     27,017       0.0%
*   Tata Steel Thailand PCL               1,019,200     23,188       0.0%
    Thai Agro Energy PCL                     13,440      1,484       0.0%
*   Thai Airways International PCL          536,800    205,178       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
THAILAND -- (Continued)
*   Thai Carbon Black PCL                    27,200 $    20,834       0.0%
    Thai Central Chemical PCL                23,300      20,674       0.0%
    Thai Oil PCL                            306,600     544,095       0.1%
    Thai Rung Union Car PCL                 116,640      17,055       0.0%
    Thai Stanley Electric PCL                11,300      67,872       0.0%
    Thai Union Frozen Products PCL          548,632     339,514       0.1%
    Thai Vegetable Oil PCL                  158,200     105,099       0.0%
    Thai-German Ceramic Industry PCL        208,400      24,655       0.0%
    Thaicom PCL                             221,700     247,155       0.0%
    Thanachart Capital PCL                  292,300     301,477       0.0%
    Thitikorn PCL                            50,500      15,626       0.0%
    Thoresen Thai Agencies PCL              341,756     138,921       0.0%
    Ticon Industrial Connection PCL         156,504      71,214       0.0%
    Tipco Asphalt PCL                       184,000      88,191       0.0%
*   TIPCO Foods PCL                         127,100      34,893       0.0%
    Tisco Financial Group PCL               174,700     239,805       0.0%
    TMB Bank PCL                          3,747,100     295,539       0.0%
    Total Access Communication PCL          247,100     650,263       0.1%
    TPI Polene PCL                        3,798,800     334,188       0.1%
*   True Corp. PCL                        1,744,987     645,801       0.1%
    TTCL PCL(B5ML0D8)                        47,729      46,332       0.0%
    TTCL PCL(BWY4Y10)                        44,910      43,595       0.0%
    TTW PCL                                 674,700     231,279       0.0%
    Union Mosaic Industry PCL (The)          67,500      10,852       0.0%
    Unique Engineering & Construction PCL   316,550     135,397       0.0%
    Univanich Palm Oil PCL                   37,000      11,561       0.0%
    Univentures PCL                         194,600      48,997       0.0%
    Vanachai Group PCL                      265,420      64,010       0.0%
    Vinythai PCL                            159,500      49,352       0.0%
    Workpoint Entertainment PCL              43,260      50,524       0.0%
                                                    -----------       ---
TOTAL THAILAND                                       35,247,845       3.3%
                                                    -----------       ---
TURKEY -- (1.7%)
    Adana Cimento Sanayii TAS Class A        35,089      91,745       0.0%
    Adel Kalemcilik Ticaret ve Sanayi
      A.S.                                    1,216      27,291       0.0%
#*  Adese Alisveris Merkezleri Ticaret
      A.S.                                   13,137      52,442       0.0%
    Akbank TAS                              414,253   1,206,942       0.1%
    Akcansa Cimento A.S.                     27,669     170,176       0.0%
#*  Akenerji Elektrik Uretim A.S.           150,290      62,377       0.0%
#   Akfen Holding A.S.                       46,043     115,743       0.0%
    Aksa Akrilik Kimya Sanayii AS            47,277     190,946       0.0%
    Aksigorta A.S.                           59,107      52,645       0.0%
    Alarko Holding A.S.                      51,182      77,925       0.0%
    Alkim Alkali Kimya A.S.                   2,621      13,577       0.0%
    Anadolu Anonim Turk Sigorta Sirketi      78,516      40,503       0.0%
#   Anadolu Cam Sanayii A.S.                 78,968      58,196       0.0%
#   Anadolu Hayat Emeklilik A.S.             29,122      60,438       0.0%
    Arcelik A.S.                             88,070     474,395       0.1%
*   Asya Katilim Bankasi A.S.               202,146      65,047       0.0%
*   Bagfas Bandirma Gubre Fabrikalari
      A.S.                                    7,985      40,721       0.0%
*   Banvit Bandirma Vitaminli Yem
      Sanayii ASA                                --          --       0.0%
    Baticim Bati Anadolu Cimento Sanayii
      A.S.                                   18,986      52,404       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
TURKEY -- (Continued)
#*  Besiktas Futbol Yatirimlari Sanayi
      ve Ticaret A.S.                      53,022 $   45,304       0.0%
    BIM Birlesik Magazalar A.S.            57,717  1,068,550       0.1%
*   Bolu Cimento Sanayii A.S.              34,685     72,031       0.0%
#   Borusan Mannesmann Boru Sanayi ve
      Ticaret A.S.                         24,330     65,057       0.0%
*   Boyner Perakende Ve Tekstil
      Yatirimlari AS                        2,373     56,687       0.0%
    Brisa Bridgestone Sabanci Sanayi ve
      Ticaret A.S.                         16,080     53,767       0.0%
    Bursa Cimento Fabrikasi A.S.           15,037     27,996       0.0%
    Celebi Hava Servisi A.S.                5,589     63,826       0.0%
#   Cimsa Cimento Sanayi VE Ticaret AS     29,398    180,380       0.0%
    Coca-Cola Icecek A.S.                  18,284    309,716       0.0%
#*  Dogan Sirketler Grubu Holding A.S.    411,034     93,722       0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.  31,958    155,407       0.0%
*   Dyo Boya Fabrikalari Sanayi ve
      Ticaret A.S.                         81,149     58,570       0.0%
    EGE Endustri VE Ticaret A.S.            2,113    185,347       0.0%
    EGE Seramik Sanayi ve Ticaret A.S.     25,836     38,865       0.0%
    Enka Insaat ve Sanayi A.S.             62,009    133,276       0.0%
    Eregli Demir ve Celik Fabrikalari TAS 526,258    888,069       0.1%
*   Fenerbahce Futbol A.S.                  2,685     41,068       0.0%
    Ford Otomotiv Sanayi A.S.              28,029    346,369       0.1%
    Gentas Genel Metal Sanayi ve Ticaret
      A.S.                                 36,786     18,827       0.0%
#*  Global Yatirim Holding A.S.           161,491    154,613       0.0%
    Goltas Goller Bolgesi Cimento Sanayi
      ve Ticaret A.S.                       3,458     98,455       0.0%
    Goodyear Lastikleri TAS                 2,017     54,780       0.0%
#*  Gozde Girisim Sermayesi Yatirim
      Ortakligi A.S.                       68,781     78,449       0.0%
#*  GSD Holding A.S.                      176,329    100,227       0.0%
    Gubre Fabrikalari TAS                  62,252    166,217       0.0%
*   Hurriyet Gazetecilik ve Matbaacilik
      A.S.                                135,284     37,382       0.0%
    Indeks Bilgisayar Sistemleri
      Muhendislik Sanayi ve Ticaret A.S.    5,919     12,701       0.0%
*   Ipek Dogal Enerji Kaynaklari
      Arastirma Ve Uretim A.S.             37,047     46,334       0.0%
    Is Finansal Kiralama A.S.              18,412      7,226       0.0%
#*  Izmir Demir Celik Sanayi A.S.          13,823     13,510       0.0%
*   Kardemir Karabuk Demir Celik Sanayi
      ve Ticaret A.S. Class A             107,910     96,880       0.0%
*   Kardemir Karabuk Demir Celik Sanayi
      ve Ticaret A.S. Class B              57,973     57,306       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi
      ve Ticaret A.S. Class D             515,436    355,301       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret
      A.S.                                131,786     83,276       0.0%
    Kartonsan Karton Sanayi ve Ticaret
      A.S.                                    381     33,104       0.0%
    KOC Holding A.S.                       86,347    408,387       0.1%
    Konya Cimento Sanayii A.S.                466     52,972       0.0%
#   Koza Altin Isletmeleri A.S.            25,688    268,349       0.0%
    Mardin Cimento Sanayii ve Ticaret
      A.S.                                 21,087     37,610       0.0%
#*  Menderes Tekstil Sanayi ve Ticaret
      A.S.                                 84,060     21,361       0.0%
*   Metro Ticari ve Mali Yatirimlar
      Holding A.S.                         47,720     17,868       0.0%
*   Migros Ticaret A.S.                    13,250    106,038       0.0%
*   Netas Telekomunikasyon A.S.            12,310     41,059       0.0%
    Nuh Cimento Sanayi A.S.                20,182     79,168       0.0%
#   Park Elektrik Uretim Madencilik
      Sanayi ve Ticaret A.S.               33,380     47,159       0.0%
#*  Parsan Makina Parcalari Sanayi A.S.     2,251      4,026       0.0%
#   Petkim Petrokimya Holding A.S.         73,352    103,079       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.      5,800     20,964       0.0%
    Pinar SUT Mamulleri Sanayii A.S.        4,613     44,378       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi
      ve Ticaret A.S.                      14,081     16,651       0.0%
*   Sasa Polyester Sanayi A.S.             51,100     46,618       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                        SHARES     VALUE++     OF NET ASSETS**
                                        ------- -------------- ---------------
TURKEY -- (Continued)
*   Sekerbank TAS                       232,741 $      156,199       0.0%
#   Selcuk Ecza Deposu Ticaret ve
      Sanayi A.S.                        75,781         78,784       0.0%
    Soda Sanayii A.S.                   137,737        335,691       0.1%
*   Tat Gida Sanayi A.S.                 14,200         24,428       0.0%
    TAV Havalimanlari Holding A.S.       62,527        549,725       0.1%
#*  Tekfen Holding A.S.                  86,429        161,534       0.0%
#   Teknosa Ic Ve Dis Ticaret A.S.       16,869         47,749       0.0%
#*  Tekstil Bankasi A.S.                 83,398         64,008       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.   49,692        304,536       0.0%
#   Trakya Cam Sanayi A.S.              176,274        212,218       0.0%
*   Tupras Turkiye Petrol Rafinerileri
      A.S.                               14,501        352,224       0.1%
#   Turcas Petrol A.S.                   54,871         46,355       0.0%
    Turk Telekomunikasyon A.S.          107,271        296,495       0.0%
    Turk Traktor ve Ziraat Makineleri
      A.S.                                5,293        158,161       0.0%
    Turkcell Iletisim Hizmetleri A.S.   143,937        640,888       0.1%
    Turkcell Iletisim Hizmetleri A.S.
      ADR                                24,748        273,713       0.0%
    Turkiye Garanti Bankasi A.S.        476,145      1,514,975       0.2%
    Turkiye Halk Bankasi A.S.           191,598        970,601       0.1%
    Turkiye Is Bankasi                  345,788        777,530       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S. 279,404        210,908       0.0%
#   Turkiye Sise ve Cam Fabrikalari
      A.S.                              447,085        571,330       0.1%
#   Turkiye Vakiflar Bankasi Tao        334,683        593,800       0.1%
    Ulker Biskuvi Sanayi A.S.            62,366        476,555       0.1%
    Vestel Beyaz Esya Sanayi ve
      Ticaret A.S.                       11,891         56,566       0.0%
#*  Vestel Elektronik Sanayi ve
      Ticaret A.S.                       72,656        150,121       0.0%
#   Yapi ve Kredi Bankasi A.S.          148,663        232,773       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.    71,834         55,391       0.0%
                                                --------------      ----
TOTAL TURKEY                                        18,781,053       1.8%
                                                --------------      ----
TOTAL COMMON STOCKS                              1,011,384,683      95.4%
                                                --------------      ----
PREFERRED STOCKS -- (3.4%)

BRAZIL -- (3.3%)
    AES Tiete SA                         24,333        139,717       0.0%
    Alpargatas SA                        34,517        113,529       0.0%
    Banco ABC Brasil SA                  43,481        186,165       0.0%
    Banco Bradesco SA                   696,948      7,439,170       0.7%
    Banco Bradesco SA ADR               169,896      1,816,193       0.2%
    Banco Daycoval SA                    21,100         56,095       0.0%
    Banco do Estado do Rio Grande do
      Sul SA Class B                    115,416        447,805       0.0%
*   Banco Industrial e Comercial SA      21,889         54,124       0.0%
    Banco Pan SA                         92,332         53,016       0.0%
    Banco Pine SA                         6,310         10,953       0.0%
    Centrais Eletricas Brasileiras SA
      Class B                            29,600         86,945       0.0%
    Centrais Eletricas Santa Catarina     6,450         44,528       0.0%
    Cia Brasileira de Distribuicao       62,914      2,129,882       0.2%
    Cia de Gas de Sao Paulo COMGAS
      Class A                             6,900        120,162       0.0%
    Cia de Saneamento do Parana             100            166       0.0%
    Cia de Transmissao de Energia
      Eletrica Paulista                   5,735         80,897       0.0%
    Cia Energetica de Minas Gerais      392,503      1,895,456       0.2%
    Cia Energetica de Sao Paulo Class B  95,000        599,081       0.1%
    Cia Energetica do Ceara Class A       3,482         48,203       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
BRAZIL -- (Continued)
    Cia Ferro Ligas da Bahia - Ferbasa     14,600 $    38,863       0.0%
    Cia Paranaense de Energia              42,068     473,465       0.1%
    Eletropaulo Metropolitana
      Eletricidade de Sao Paulo SA         80,195     288,792       0.0%
    Eucatex SA Industria e Comercio         6,800       7,899       0.0%
*   Gol Linhas Aereas Inteligentes SA      56,900     143,527       0.0%
    Itau Unibanco Holding SA              845,632  10,814,053       1.0%
    Itau Unibanco Holding SA ADR          224,816   2,882,141       0.3%
    Lojas Americanas SA                   220,654   1,228,154       0.1%
    Marcopolo SA                          153,200     141,355       0.0%
*   Oi SA                                  23,871      44,764       0.0%
*   Petroleo Brasileiro SA                 74,293     321,785       0.0%
*   Petroleo Brasileiro SA Sponsored ADR  176,992   1,536,291       0.2%
    Randon Participacoes SA                19,275      25,589       0.0%
    Saraiva SA Livreiros Editores           5,815       9,457       0.0%
    Suzano Papel e Celulose SA Class A     82,200     411,962       0.0%
    Telefonica Brasil SA                   64,856   1,076,287       0.1%
    Usinas Siderurgicas de Minas Gerais
      SA Class A                          272,800     540,539       0.1%
    Vale SA                                34,249     206,316       0.0%
    Vale SA Sponsored ADR                 256,045   1,549,072       0.2%
                                                  -----------       ---
TOTAL BRAZIL                                       37,062,398       3.5%
                                                  -----------       ---
CHILE -- (0.0%)
    Embotelladora Andina SA                18,695      45,847       0.0%
    Embotelladora Andina SA Class B        64,098     204,236       0.0%
                                                  -----------       ---
TOTAL CHILE                                           250,083       0.0%
                                                  -----------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                   110,835     174,488       0.0%
    Banco Davivienda SA                    25,146     292,420       0.1%
    Grupo Aval Acciones y Valores         537,790     273,185       0.0%
    Grupo de Inversiones Suramericana SA   10,485     156,263       0.0%
                                                  -----------       ---
TOTAL COLOMBIA                                        896,356       0.1%
                                                  -----------       ---
TOTAL PREFERRED STOCKS                             38,208,837       3.6%
                                                  -----------       ---
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Minerva SA Rights                       1,757          --       0.0%
*   PDG Realty SA Empreendimentos e
      Participacoes Rights 05/18/15       645,986      19,296       0.0%
                                                  -----------       ---
TOTAL BRAZIL                                           19,296       0.0%
                                                  -----------       ---
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd.
      Warrants 10/14/16                    39,500       3,466       0.0%
                                                  -----------       ---
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd
      Warrants 12/31/15                    12,047       1,573       0.0%
*   KNM Group Bhd Warrants 04/20/21       104,298       6,150       0.0%
                                                  -----------       ---
TOTAL MALAYSIA                                          7,723       0.0%
                                                  -----------       ---
POLAND -- (0.0%)
*   PZ Cormay SA Rights                     4,936          --       0.0%
                                                  -----------       ---

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
SOUTH AFRICA -- (0.0%)
*     Northam Platinum Ltd. Rights        49,679 $          877        0.0%
                                                 --------------      -----
SOUTH KOREA -- (0.0%)
*     Hyunjin Materials Co., Ltd.
        Rights 05/28/15                    1,221          1,235        0.0%
*     Lotte Non-Life Insurance Co.,
        Ltd. Rights 06/04/15              13,273          5,572        0.0%
*     Paik Kwang Industrial Co., Ltd.
        Rights 05/28/15                      909            488        0.0%
                                                 --------------      -----
TOTAL SOUTH KOREA                                         7,295        0.0%
                                                 --------------      -----
TAIWAN -- (0.0%)
*     Bin Chuan Enterprise Co., Ltd.
        Rights                            15,641          8,369        0.0%
                                                 --------------      -----
THAILAND -- (0.0%)
*     Jay Mart PCL Rights 05/31/15        24,790            151        0.0%
*     Loxley PCL Warrants 09/30/17         1,593             81        0.0%
*     Samart Corp. PCL Warrants
        02/19/18                          41,200          4,424        0.0%
*     Thoresen Thai Agencies PCL
        Warrants 02/28/19                 32,548          2,389        0.0%
                                                 --------------      -----
TOTAL THAILAND                                            7,045        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                    54,071        0.0%
                                                 --------------      -----
BONDS -- (0.0%)

INDIA -- (0.0%)
*     NTPC, Ltd., 8.490%               5,047,387         10,108        0.0%
                                                 --------------      -----

                                                    VALUE+
                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@  DFA Short Term Investment Fund   4,851,824     56,135,604        5.3%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $983,436,931)                            $1,105,793,303      104.3%
                                                 ==============      =====

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
   Brazil                      $ 63,897,587           --   --    $   63,897,587
   Canada                            95,880           --   --            95,880
   Chile                         17,434,572           --   --        17,434,572
   China                         24,203,615 $155,299,408   --       179,503,023
   Colombia                       6,876,318           --   --         6,876,318
   Czech Republic                        --    2,259,926   --         2,259,926
   Egypt                            198,180      750,218   --           948,398
   Greece                           607,565    3,501,794   --         4,109,359
   Hungary                               --    2,072,890   --         2,072,890
   India                          5,306,902   89,722,335   --        95,029,237
   Indonesia                      2,170,078   32,329,223   --        34,499,301
   Malaysia                              --   42,271,442   --        42,271,442
   Mexico                        53,807,000        3,077   --        53,810,077
   Peru                           2,595,555           --   --         2,595,555
   Philippines                      771,089   15,833,042   --        16,604,131
   Poland                                --   23,809,341   --        23,809,341
   Russia                           422,647   11,980,625   --        12,403,272
   South Africa                  11,288,092   69,874,093   --        81,162,185
   South Korea                    7,358,506  153,544,144   --       160,902,650
   Spain                            410,408           --   --           410,408
   Taiwan                        13,929,729  142,730,504   --       156,660,233
   Thailand                      35,236,284       11,561   --        35,247,845
   Turkey                           338,760   18,442,293   --        18,781,053
Preferred Stocks
   Brazil                        37,062,398           --   --        37,062,398
   Chile                            250,083           --   --           250,083
   Colombia                         896,356           --   --           896,356
Rights/Warrants
   Brazil                                --       19,296   --            19,296
   China                                 --        3,466   --             3,466
   Malaysia                              --        7,723   --             7,723
   Poland                                --           --   --                --
   South Africa                          --          877   --               877
   South Korea                           --        7,295   --             7,295
   Taiwan                                --        8,369   --             8,369
   Thailand                              --        7,045   --             7,045
Bonds
   India                                 --       10,108   --            10,108
Securities Lending Collateral            --   56,135,604   --        56,135,604
                               ------------ ------------   --    --------------
TOTAL                          $285,157,604 $820,635,699   --    $1,105,793,303
                               ============ ============   ==    ==============

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
COMMON STOCKS -- (93.8%)

Consumer Discretionary -- (12.7%)
*   1-800-Flowers.com, Inc. Class A           3,914 $    41,371       0.0%
    A. H. Belo Corp. Class A                  1,226       8,202       0.0%
    Aaron's, Inc.                             7,750     263,500       0.0%
#   Abercrombie & Fitch Co. Class A           8,850     198,948       0.0%
    Advance Auto Parts, Inc.                  7,900   1,129,700       0.1%
#*  Aeropostale, Inc.                         8,325      25,724       0.0%
*   Amazon.com, Inc.                         44,688  18,848,505       0.8%
*   Ambassadors Group, Inc.                   1,423       4,084       0.0%
    AMC Entertainment Holdings, Inc. Class A     78       2,345       0.0%
#*  AMC Networks, Inc. Class A                6,881     519,103       0.0%
*   America's Car-Mart, Inc.                  1,100      56,474       0.0%
*   American Axle & Manufacturing Holdings,
      Inc.                                    7,152     178,299       0.0%
#   American Eagle Outfitters, Inc.          18,300     291,153       0.0%
*   American Public Education, Inc.           2,200      61,358       0.0%
*   ANN, Inc.                                 5,225     197,819       0.0%
*   Apollo Education Group, Inc. Class A     10,210     171,375       0.0%
    Aramark                                  11,901     365,718       0.0%
    Arctic Cat, Inc.                          2,500      88,725       0.0%
*   Asbury Automotive Group, Inc.             2,900     243,687       0.0%
*   Ascena Retail Group, Inc.                13,900     208,361       0.0%
#*  Ascent Capital Group, Inc. Class A        1,135      45,445       0.0%
#   Autoliv, Inc.                            10,143   1,204,177       0.1%
*   AutoNation, Inc.                          7,773     478,428       0.0%
*   AutoZone, Inc.                            3,600   2,421,576       0.1%
*   Ballantyne Strong, Inc.                   2,600      12,168       0.0%
*   Barnes & Noble, Inc.                      3,400      74,460       0.0%
    Bassett Furniture Industries, Inc.          306       8,635       0.0%
    Beasley Broadcast Group, Inc. Class A       325       1,576       0.0%
#*  Beazer Homes USA, Inc.                      779      13,640       0.0%
#   bebe stores, Inc.                         3,388      11,214       0.0%
#*  Bed Bath & Beyond, Inc.                  22,104   1,557,448       0.1%
*   Belmond, Ltd. Class A                     8,827     108,749       0.0%
#   Best Buy Co., Inc.                       31,670   1,097,366       0.1%
    Big 5 Sporting Goods Corp.                2,146      29,271       0.0%
#   Big Lots, Inc.                            5,898     268,772       0.0%
*   Biglari Holdings, Inc.                      258      94,302       0.0%
*   BJ's Restaurants, Inc.                    3,098     144,986       0.0%
    Bloomin' Brands, Inc.                    10,000     226,600       0.0%
#*  Blue Nile, Inc.                           1,407      38,284       0.0%
*   Blyth, Inc.                                 836       6,420       0.0%
    Bob Evans Farms, Inc.                     3,500     150,570       0.0%
#   Bon-Ton Stores, Inc. (The)                2,096      15,028       0.0%
*   Books-A-Million, Inc.                     1,295       3,717       0.0%
    BorgWarner, Inc.                         24,730   1,464,016       0.1%
#*  Boyd Gaming Corp.                         5,900      77,880       0.0%
*   Bravo Brio Restaurant Group, Inc.         1,543      22,728       0.0%
#*  Bridgepoint Education, Inc.               1,683      14,760       0.0%
*   Bright Horizons Family Solutions, Inc.    5,200     261,456       0.0%
#   Brinker International, Inc.               7,728     427,899       0.0%
    Brown Shoe Co., Inc.                      5,187     154,054       0.0%
#   Brunswick Corp.                          10,948     547,838       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Buckle, Inc. (The)                        3,112 $   139,418       0.0%
#*  Buffalo Wild Wings, Inc.                  2,000     318,600       0.0%
*   Build-A-Bear Workshop, Inc.               2,400      44,232       0.0%
*   Burlington Stores, Inc.                   1,969     101,541       0.0%
#*  Cabela's, Inc.                            4,900     258,426       0.0%
#   Cablevision Systems Corp. Class A        23,295     465,434       0.0%
#   Callaway Golf Co.                        13,384     129,557       0.0%
*   Cambium Learning Group, Inc.             11,314      33,489       0.0%
    Capella Education Co.                     1,400      75,642       0.0%
*   Career Education Corp.                    6,800      28,560       0.0%
#*  CarMax, Inc.                             24,738   1,684,905       0.1%
*   Carmike Cinemas, Inc.                     3,469     104,694       0.0%
    Carnival Corp.                           43,471   1,911,420       0.1%
#   Carriage Services, Inc.                   2,167      51,228       0.0%
*   Carrols Restaurant Group, Inc.            2,151      19,445       0.0%
    Carter's, Inc.                            5,300     529,258       0.0%
    Cato Corp. (The) Class A                  2,761     108,618       0.0%
*   Cavco Industries, Inc.                    1,157      75,864       0.0%
#   CBS Corp. Class A                         5,128     330,961       0.0%
    CBS Corp. Class B                        51,658   3,209,512       0.1%
#*  Central European Media Enterprises,
      Ltd. Class A                              524       1,441       0.0%
*   Charter Communications, Inc. Class A      8,034   1,502,840       0.1%
#   Cheesecake Factory, Inc. (The)            5,550     278,222       0.0%
    Cherokee, Inc.                              542      11,761       0.0%
#   Chico's FAS, Inc.                        18,000     303,480       0.0%
    Children's Place, Inc. (The)              2,340     141,944       0.0%
*   Chipotle Mexican Grill, Inc.              3,385   2,103,236       0.1%
    Choice Hotels International, Inc.         3,579     214,275       0.0%
*   Christopher & Banks Corp.                   817       4,853       0.0%
    Churchill Downs, Inc.                     1,444     172,081       0.0%
#*  Chuy's Holdings, Inc.                     1,600      36,192       0.0%
*   Cinedigm Corp.                            9,275       7,698       0.0%
    Cinemark Holdings, Inc.                  12,617     537,863       0.0%
*   Citi Trends, Inc.                         1,200      27,336       0.0%
    Clear Channel Outdoor Holdings, Inc.
      Class A                                 3,850      43,813       0.0%
    ClubCorp Holdings, Inc.                   1,100      24,079       0.0%
    Coach, Inc.                              28,168   1,076,299       0.1%
    Collectors Universe, Inc.                   600      13,818       0.0%
    Columbia Sportswear Co.                   3,554     222,836       0.0%
    Comcast Corp. Class A                   236,903  13,683,517       0.6%
#   Comcast Corp. Special Class A            47,472   2,733,912       0.1%
#*  Conn's, Inc.                              2,882      80,610       0.0%
    Cooper Tire & Rubber Co.                  6,429     273,168       0.0%
    Core-Mark Holding Co., Inc.               2,700     142,317       0.0%
#   Cracker Barrel Old Country Store, Inc.    2,300     304,704       0.0%
#*  Crocs, Inc.                               9,700     128,040       0.0%
*   Crown Media Holdings, Inc. Class A          130         488       0.0%
    CSS Industries, Inc.                      1,250      35,425       0.0%
    CST Brands, Inc.                          8,177     341,063       0.0%
    Culp, Inc.                                1,492      38,568       0.0%
*   Cumulus Media, Inc. Class A               4,000       9,120       0.0%
#   Dana Holding Corp.                       18,876     407,155       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Darden Restaurants, Inc.                  13,662 $  871,226       0.0%
#*  Deckers Outdoor Corp.                      4,300    318,200       0.0%
*   Del Frisco's Restaurant Group, Inc.        1,881     37,940       0.0%
    Delphi Automotive P.L.C.                  32,209  2,673,347       0.1%
*   Denny's Corp.                              4,622     48,115       0.0%
    Destination Maternity Corp.                1,600     18,864       0.0%
*   Destination XL Group, Inc.                 4,200     20,454       0.0%
    DeVry Education Group, Inc.                5,279    159,637       0.0%
*   Diamond Resorts International, Inc.        3,822    122,342       0.0%
    Dick's Sporting Goods, Inc.               11,039    598,976       0.0%
    Dillard's, Inc. Class A                    3,453    454,380       0.0%
    DineEquity, Inc.                           2,200    212,146       0.0%
*   DIRECTV                                   57,609  5,225,424       0.2%
*   Discovery Communications, Inc.            29,985    906,447       0.1%
#*  Discovery Communications, Inc. Class A    15,081    488,021       0.0%
*   DISH Network Corp. Class A                23,755  1,607,263       0.1%
    Dollar General Corp.                      33,101  2,406,774       0.1%
*   Dollar Tree, Inc.                         24,100  1,841,481       0.1%
#   Domino's Pizza, Inc.                       6,704    723,026       0.0%
#*  Dorman Products, Inc.                      2,578    120,728       0.0%
    DR Horton, Inc.                           34,482    875,843       0.0%
#*  DreamWorks Animation SKG, Inc. Class A     7,680    200,141       0.0%
    Drew Industries, Inc.                      2,271    128,698       0.0%
    DSW, Inc. Class A                          7,616    276,232       0.0%
#   Dunkin' Brands Group, Inc.                10,785    562,006       0.0%
*   Entercom Communications Corp. Class A      2,510     29,819       0.0%
    Entravision Communications Corp. Class A   4,908     32,098       0.0%
#   Ethan Allen Interiors, Inc.                2,900     70,238       0.0%
*   EVINE Live, Inc.                           3,000     17,880       0.0%
    EW Scripps Co. (The) Class A               5,927    138,040       0.0%
#   Expedia, Inc.                             10,948  1,031,630       0.1%
*   Express, Inc.                              8,200    133,660       0.0%
    Family Dollar Stores, Inc.                11,175    873,215       0.0%
#*  Famous Dave's Of America, Inc.             1,098     30,964       0.0%
*   Federal-Mogul Holdings Corp.               2,362     30,470       0.0%
*   Fiesta Restaurant Group, Inc.              2,996    151,448       0.0%
    Finish Line, Inc. (The) Class A            5,300    130,009       0.0%
#*  Five Below, Inc.                           4,021    135,588       0.0%
    Foot Locker, Inc.                         15,542    923,972       0.1%
    Ford Motor Co.                           396,439  6,263,736       0.3%
#*  Fossil Group, Inc.                         5,703    478,938       0.0%
*   Francesca's Holdings Corp.                 4,263     72,173       0.0%
    Fred's, Inc. Class A                       3,670     61,913       0.0%
#*  FTD Cos., Inc.                             3,370     96,180       0.0%
#*  Fuel Systems Solutions, Inc.               1,392     15,451       0.0%
#*  G-III Apparel Group, Ltd.                  1,800    200,124       0.0%
*   Gaiam, Inc. Class A                        1,309      8,587       0.0%
#   GameStop Corp. Class A                    12,940    498,708       0.0%
*   Gaming Partners International Corp.          800      8,864       0.0%
    Gannett Co., Inc.                         23,899    820,214       0.0%
    Gap, Inc. (The)                           27,680  1,097,235       0.1%
#   Garmin, Ltd.                              12,906    583,222       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Geeknet, Inc.                               500 $     4,500       0.0%
    General Motors Co.                      142,615   5,000,082       0.2%
*   Genesco, Inc.                             2,400     162,216       0.0%
#   Gentex Corp.                             30,990     537,677       0.0%
*   Gentherm, Inc.                            3,703     195,259       0.0%
    Genuine Parts Co.                        16,830   1,512,176       0.1%
    GNC Holdings, Inc. Class A               10,132     436,183       0.0%
    Goodyear Tire & Rubber Co. (The)         28,675     813,366       0.0%
*   Gordmans Stores, Inc.                       279       2,031       0.0%
    Graham Holdings Co. Class B                 500     511,465       0.0%
*   Grand Canyon Education, Inc.              5,508     249,402       0.0%
*   Gray Television, Inc.                     4,850      64,311       0.0%
    Group 1 Automotive, Inc.                  2,780     219,564       0.0%
#*  Groupon, Inc.                            42,624     294,958       0.0%
#   Guess?, Inc.                              6,590     120,663       0.0%
#   H&R Block, Inc.                          29,001     876,990       0.0%
    Hanesbrands, Inc.                        42,700   1,327,116       0.1%
    Harley-Davidson, Inc.                    24,000   1,349,040       0.1%
    Harman International Industries, Inc.     7,400     964,812       0.1%
    Harte-Hanks, Inc.                         3,368      22,869       0.0%
#   Hasbro, Inc.                             12,600     891,954       0.1%
    Haverty Furniture Cos., Inc.              1,700      36,482       0.0%
*   Helen of Troy, Ltd.                       4,100     359,201       0.0%
#*  hhgregg, Inc.                             2,516      14,392       0.0%
#*  Hibbett Sports, Inc.                      2,888     135,158       0.0%
*   Hilton Worldwide Holdings, Inc.          43,400   1,256,864       0.1%
    Home Depot, Inc. (The)                  148,640  15,901,507       0.7%
    Hooker Furniture Corp.                    1,300      33,085       0.0%
    HSN, Inc.                                 4,220     263,412       0.0%
*   Hyatt Hotels Corp. Class A                4,993     289,844       0.0%
#*  Iconix Brand Group, Inc.                  7,198     189,379       0.0%
*   International Game Technology P.L.C.      5,056     102,940       0.0%
    International Speedway Corp. Class A      2,075      75,447       0.0%
    Interpublic Group of Cos., Inc. (The)    44,816     933,965       0.1%
#   Interval Leisure Group, Inc.              4,458     110,514       0.0%
#*  iRobot Corp.                              2,767      89,706       0.0%
*   Isle of Capri Casinos, Inc.               3,400      48,348       0.0%
#*  ITT Educational Services, Inc.            1,300       6,864       0.0%
    Jack in the Box, Inc.                     4,400     381,788       0.0%
#*  JAKKS Pacific, Inc.                       2,151      14,347       0.0%
*   Jarden Corp.                             14,568     745,590       0.0%
#*  JC Penney Co., Inc.                      26,086     216,514       0.0%
    John Wiley & Sons, Inc. Class A           5,120     291,226       0.0%
    Johnson Controls, Inc.                   72,096   3,632,196       0.2%
    Johnson Outdoors, Inc. Class A            1,187      37,391       0.0%
*   Journal Media Group, Inc.                 1,815      16,861       0.0%
*   K12, Inc.                                 2,215      35,817       0.0%
#*  Kate Spade & Co.                         12,745     416,762       0.0%
#   KB Home                                   8,900     128,961       0.0%
#*  Kirkland's, Inc.                          1,502      35,657       0.0%
    Kohl's Corp.                             23,760   1,702,404       0.1%
*   Kona Grill, Inc.                          1,120      27,171       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Krispy Kreme Doughnuts, Inc.              5,319 $    94,678       0.0%
    L Brands, Inc.                           26,767   2,391,899       0.1%
    La-Z-Boy, Inc.                            6,000     157,260       0.0%
#*  Lakeland Industries, Inc.                 1,000       9,220       0.0%
#*  Lands' End, Inc.                          1,303      38,282       0.0%
#   Las Vegas Sands Corp.                    44,089   2,331,426       0.1%
#*  LeapFrog Enterprises, Inc.                5,500      12,430       0.0%
    Lear Corp.                                8,400     932,652       0.1%
*   Learning Tree International, Inc.         1,342       1,584       0.0%
    Leggett & Platt, Inc.                    15,277     648,814       0.0%
#   Lennar Corp. Class A                     18,816     861,773       0.0%
    Lennar Corp. Class B                      1,241      45,334       0.0%
    Libbey, Inc.                              2,200      86,570       0.0%
*   Liberty Broadband Corp.(530307206)           50       2,750       0.0%
*   Liberty Broadband Corp.(530307305)        7,136     387,199       0.0%
*   Liberty Broadband Corp. Class A           2,694     146,123       0.0%
*   Liberty Interactive Corp. Class A        55,690   1,601,644       0.1%
*   Liberty Interactive Corp. Class B           201       5,755       0.0%
*   Liberty Media Corp.                      21,958     833,306       0.0%
*   Liberty Media Corp. Class A              10,779     413,698       0.0%
*   Liberty Media Corp. Class B                 200       7,802       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                                 6,644     197,393       0.0%
*   Liberty Ventures Series A                14,561     606,902       0.0%
*   Liberty Ventures Series B                    28       1,172       0.0%
*   Life Time Fitness, Inc.                   4,178     298,727       0.0%
    Lifetime Brands, Inc.                       300       4,365       0.0%
    Lincoln Educational Services Corp.        2,164       4,761       0.0%
#   Lions Gate Entertainment Corp.            7,700     238,777       0.0%
    Lithia Motors, Inc. Class A               2,487     248,029       0.0%
*   Live Nation Entertainment, Inc.          15,286     383,067       0.0%
*   LKQ Corp.                                33,047     894,582       0.1%
*   Loral Space & Communications, Inc.        1,300      89,700       0.0%
    Lowe's Cos., Inc.                       109,012   7,506,566       0.3%
*   Luby's, Inc.                              1,849       9,800       0.0%
*   Lululemon Athletica, Inc.                 8,363     532,221       0.0%
#*  Lumber Liquidators Holdings, Inc.         2,649      72,821       0.0%
#*  M/I Homes, Inc.                           2,750      62,040       0.0%
#   Macy's, Inc.                             38,835   2,509,906       0.1%
#*  Madison Square Garden Co. (The) Class A   7,200     578,160       0.0%
    Marcus Corp. (The)                        2,400      46,488       0.0%
    Marine Products Corp.                     1,898      13,476       0.0%
*   MarineMax, Inc.                           1,700      37,536       0.0%
#   Marriott International, Inc. Class A     27,826   2,227,471       0.1%
    Marriott Vacations Worldwide Corp.        2,389     196,400       0.0%
*   Martha Stewart Living Omnimedia, Inc.
      Class A                                 2,700      14,850       0.0%
#   Mattel, Inc.                             36,665   1,032,486       0.1%
*   McClatchy Co. (The) Class A               4,300       5,977       0.0%
    McDonald's Corp.                        108,152  10,442,076       0.4%
#   MDC Holdings, Inc.                        4,445     119,304       0.0%
*   Media General, Inc.                       3,778      63,810       0.0%
    Men's Wearhouse, Inc. (The)               5,635     318,885       0.0%
    Meredith Corp.                            2,528     131,557       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   Meritage Homes Corp.                      3,700 $  158,249       0.0%
*   MGM Resorts International                40,164    849,469       0.0%
*   Michael Kors Holdings, Ltd.              21,453  1,327,083       0.1%
*   Modine Manufacturing Co.                  3,907     48,017       0.0%
*   Mohawk Industries, Inc.                   6,394  1,109,359       0.1%
*   Monarch Casino & Resort, Inc.             1,845     33,764       0.0%
#   Monro Muffler Brake, Inc.                 2,978    178,352       0.0%
    Morningstar, Inc.                         2,287    173,560       0.0%
*   Motorcar Parts of America, Inc.             783     22,887       0.0%
    Movado Group, Inc.                        2,362     69,159       0.0%
*   Murphy USA, Inc.                          4,848    316,720       0.0%
    NACCO Industries, Inc. Class A              387     18,955       0.0%
    Nathan's Famous, Inc.                       509     20,940       0.0%
    National CineMedia, Inc.                  6,419     97,826       0.0%
*   Nautilus, Inc.                            4,149     69,745       0.0%
*   Netflix, Inc.                             6,267  3,487,585       0.2%
*   New York & Co., Inc.                      5,059     12,799       0.0%
#   New York Times Co. (The) Class A         14,000    187,460       0.0%
    Newell Rubbermaid, Inc.                  26,868  1,024,477       0.1%
*   News Corp. Class A                       41,104    648,621       0.0%
*   News Corp. Class B                       11,390    177,342       0.0%
    Nexstar Broadcasting Group, Inc. Class A  2,793    163,279       0.0%
    NIKE, Inc. Class B                       76,321  7,543,568       0.3%
    Nordstrom, Inc.                          17,146  1,295,552       0.1%
*   Norwegian Cruise Line Holdings, Ltd.     10,718    519,930       0.0%
    Nutrisystem, Inc.                         2,651     50,502       0.0%
*   NVR, Inc.                                   500    663,245       0.0%
*   O'Reilly Automotive, Inc.                12,850  2,799,116       0.1%
*   Office Depot, Inc.                       52,875    487,508       0.0%
#   Omnicom Group, Inc.                      27,235  2,063,324       0.1%
*   Orbitz Worldwide, Inc.                    3,586     42,028       0.0%
#   Outerwall, Inc.                           2,800    186,004       0.0%
#*  Overstock.com, Inc.                       1,830     39,290       0.0%
    Oxford Industries, Inc.                   1,382    109,800       0.0%
*   Pacific Sunwear of California, Inc.       6,000     12,600       0.0%
#*  Panera Bread Co. Class A                  3,075    561,126       0.0%
    Papa John's International, Inc.           3,800    233,206       0.0%
#*  Penn National Gaming, Inc.                6,827    109,778       0.0%
    Penske Automotive Group, Inc.             4,700    229,407       0.0%
*   Pep Boys-Manny, Moe & Jack (The)          4,332     39,681       0.0%
*   Perry Ellis International, Inc.             969     23,178       0.0%
#   PetMed Express, Inc.                      2,200     34,826       0.0%
    Pier 1 Imports, Inc.                     10,500    132,825       0.0%
*   Pinnacle Entertainment, Inc.              5,100    187,476       0.0%
#   Polaris Industries, Inc.                  6,994    957,898       0.1%
    Pool Corp.                                5,100    330,939       0.0%
*   Popeyes Louisiana Kitchen, Inc.           2,600    144,768       0.0%
*   Priceline Group, Inc. (The)               5,882  7,280,798       0.3%
    PulteGroup, Inc.                         36,663    707,596       0.0%
#   PVH Corp.                                 8,755    904,829       0.1%
#*  Quiksilver, Inc.                          8,658     14,372       0.0%
    Ralph Lauren Corp.                        6,300    840,483       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   RCI Hospitality Holdings, Inc.             1,000 $   11,390       0.0%
*   Red Lion Hotels Corp.                      2,034     14,238       0.0%
*   Red Robin Gourmet Burgers, Inc.            1,300     97,617       0.0%
#   Regal Entertainment Group Class A          9,436    207,592       0.0%
*   Regis Corp.                                4,556     75,265       0.0%
    Remy International, Inc.                   1,509     33,575       0.0%
#   Rent-A-Center, Inc.                        6,145    181,892       0.0%
#*  Rentrak Corp.                              1,137     53,894       0.0%
#*  Restoration Hardware Holdings, Inc.        2,866    246,963       0.0%
    Rocky Brands, Inc.                           231      5,184       0.0%
    Ross Stores, Inc.                         24,000  2,373,120       0.1%
#   Royal Caribbean Cruises, Ltd.             17,400  1,184,244       0.1%
*   Ruby Tuesday, Inc.                         5,370     39,094       0.0%
    Ruth's Hospitality Group, Inc.             4,284     62,332       0.0%
#   Ryland Group, Inc. (The)                   4,600    189,612       0.0%
#   Saga Communications, Inc. Class A            676     27,033       0.0%
    Salem Media Group, Inc. Class A              400      1,952       0.0%
*   Sally Beauty Holdings, Inc.               17,735    553,509       0.0%
    Scholastic Corp.                           2,600    105,664       0.0%
#*  Scientific Games Corp. Class A             5,774     73,157       0.0%
#   Scripps Networks Interactive, Inc.
      Class A                                  9,189    641,944       0.0%
*   Sears Holdings Corp.                       4,332    173,020       0.0%
*   Select Comfort Corp.                       5,594    172,407       0.0%
    Service Corp. International               22,783    630,633       0.0%
*   Shiloh Industries, Inc.                    1,564     18,189       0.0%
    Shoe Carnival, Inc.                          771     20,131       0.0%
#*  Shutterfly, Inc.                           3,662    163,911       0.0%
    Signet Jewelers, Ltd.                      8,700  1,166,931       0.1%
#   Sinclair Broadcast Group, Inc. Class A     7,300    223,672       0.0%
#*  Sirius XM Holdings, Inc.                 290,576  1,147,775       0.1%
#   Six Flags Entertainment Corp.              8,578    403,338       0.0%
*   Sizmek, Inc.                               2,200     15,312       0.0%
#*  Skechers U.S.A., Inc. Class A              4,700    422,624       0.0%
*   Skyline Corp.                                800      2,864       0.0%
    Sonic Automotive, Inc. Class A             4,001     93,423       0.0%
    Sonic Corp.                                6,463    185,165       0.0%
#   Sotheby's                                  7,207    307,811       0.0%
    Spartan Motors, Inc.                       3,375     15,896       0.0%
    Speedway Motorsports, Inc.                 2,352     53,861       0.0%
    Stage Stores, Inc.                         3,250     62,758       0.0%
    Standard Motor Products, Inc.              1,900     71,820       0.0%
#*  Standard Pacific Corp.                    17,289    140,041       0.0%
*   Stanley Furniture Co., Inc.                  637      1,714       0.0%
    Staples, Inc.                             69,757  1,138,434       0.1%
    Starbucks Corp.                          167,994  8,329,143       0.4%
    Starwood Hotels & Resorts Worldwide,
      Inc.                                    21,047  1,808,990       0.1%
#*  Starz                                     11,477    451,390       0.0%
*   Starz Class B                                200      7,768       0.0%
    Stein Mart, Inc.                           3,347     39,595       0.0%
*   Steiner Leisure, Ltd.                      1,400     67,536       0.0%
*   Steven Madden, Ltd.                        6,892    268,926       0.0%
*   Stoneridge, Inc.                           3,400     40,936       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Strayer Education, Inc.                   1,137 $    57,669       0.0%
#   Sturm Ruger & Co., Inc.                   1,900     104,139       0.0%
#   Superior Industries International, Inc.   2,200      40,920       0.0%
    Superior Uniform Group, Inc.                324       5,508       0.0%
*   Systemax, Inc.                            1,666      17,410       0.0%
    Tandy Leather Factory, Inc.                 663       5,616       0.0%
    Target Corp.                             67,103   5,289,729       0.2%
*   Taylor Morrison Home Corp. Class A        2,813      52,097       0.0%
*   Tempur Sealy International, Inc.          6,523     397,316       0.0%
*   Tenneco, Inc.                             6,595     385,478       0.0%
#*  Tesla Motors, Inc.                        9,501   2,147,701       0.1%
    Texas Roadhouse, Inc.                     6,800     228,480       0.0%
    Thor Industries, Inc.                     4,861     292,486       0.0%
    Tiffany & Co.                            13,444   1,176,081       0.1%
#*  Tile Shop Holdings, Inc.                  1,665      21,595       0.0%
    Time Warner Cable, Inc.                  30,636   4,764,511       0.2%
    Time Warner, Inc.                        98,792   8,339,033       0.4%
#   Time, Inc.                               12,349     281,928       0.0%
    TJX Cos., Inc. (The)                     77,442   4,998,107       0.2%
*   Toll Brothers, Inc.                      16,803     597,179       0.0%
*   Tower International, Inc.                 2,300      59,478       0.0%
#   Town Sports International Holdings,
      Inc.                                    2,129      13,051       0.0%
    Tractor Supply Co.                       15,088   1,298,473       0.1%
*   TRI Pointe Homes, Inc.                    1,359      19,407       0.0%
#*  TripAdvisor, Inc.                        11,496     925,313       0.1%
*   TRW Automotive Holdings Corp.            12,328   1,295,180       0.1%
#*  Tuesday Morning Corp.                     3,200      50,624       0.0%
#*  Tumi Holdings, Inc.                       5,091     119,078       0.0%
#   Tupperware Brands Corp.                   6,100     407,846       0.0%
#   Twenty-First Century Fox, Inc. Class A  154,967   5,281,275       0.2%
    Twenty-First Century Fox, Inc. Class B   47,663   1,589,561       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.    6,522     985,409       0.1%
#*  Under Armour, Inc. Class A               16,902   1,310,750       0.1%
*   Unifi, Inc.                               1,766      62,322       0.0%
*   Universal Electronics, Inc.               1,700      91,698       0.0%
    Universal Technical Institute, Inc.       2,300      19,435       0.0%
#*  Urban Outfitters, Inc.                   12,450     498,498       0.0%
    Vail Resorts, Inc.                        3,700     367,077       0.0%
    Value Line, Inc.                            400       5,780       0.0%
*   Vera Bradley, Inc.                        2,206      31,413       0.0%
    VF Corp.                                 39,000   2,824,770       0.1%
    Viacom, Inc. Class A                      1,192      82,403       0.0%
    Viacom, Inc. Class B                     40,574   2,817,864       0.1%
*   Vista Outdoor, Inc.                       7,300     319,448       0.0%
*   Visteon Corp.                             4,607     467,150       0.0%
#*  Vitamin Shoppe, Inc.                      2,565     107,422       0.0%
*   VOXX International Corp.                  1,966      18,736       0.0%
    Walt Disney Co. (The)                   183,316  19,930,116       0.8%
#*  Weight Watchers International, Inc.       2,900      24,795       0.0%
#   Wendy's Co. (The)                        33,225     336,237       0.0%
*   West Marine, Inc.                         2,681      26,944       0.0%
    Whirlpool Corp.                           8,529   1,497,692       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Williams-Sonoma, Inc.                    9,360 $    688,241       0.0%
#   Winmark Corp.                              300       27,003       0.0%
#   Winnebago Industries, Inc.               2,736       56,663       0.0%
#   Wolverine World Wide, Inc.              10,800      331,884       0.0%
    Wyndham Worldwide Corp.                 15,302    1,306,791       0.1%
    Wynn Resorts, Ltd.                       8,681      964,199       0.1%
    Yum! Brands, Inc.                       47,491    4,082,326       0.2%
*   Zagg, Inc.                                 171        1,424       0.0%
#*  Zumiez, Inc.                             2,400       76,104       0.0%
                                                   ------------      ----
Total Consumer Discretionary                        328,418,339      13.5%
                                                   ------------      ----
Consumer Staples -- (8.3%)
#   Alico, Inc.                                496       23,198       0.0%
*   Alliance One International, Inc.         8,769       11,575       0.0%
    Altria Group, Inc.                     221,675   11,094,834       0.5%
    Andersons, Inc. (The)                    2,677      114,281       0.0%
    Archer-Daniels-Midland Co.              70,090    3,425,999       0.1%
#   Avon Products, Inc.                     44,150      360,705       0.0%
#   B&G Foods, Inc.                          6,542      198,877       0.0%
#*  Boston Beer Co., Inc. (The) Class A      1,085      268,863       0.0%
#*  Boulder Brands, Inc.                     7,136       68,077       0.0%
#   Brown-Forman Corp. Class A               8,651      798,747       0.0%
    Brown-Forman Corp. Class B              13,394    1,208,541       0.1%
    Bunge, Ltd.                             15,335    1,324,484       0.1%
#   Cal-Maine Foods, Inc.                    4,200      187,782       0.0%
#   Calavo Growers, Inc.                     2,564      129,867       0.0%
#   Campbell Soup Co.                       21,836      976,288       0.0%
    Casey's General Stores, Inc.             4,402      361,756       0.0%
*   Central Garden & Pet Co.                 1,175       10,875       0.0%
*   Central Garden and Pet Co. Class A       3,229       31,644       0.0%
#*  Chefs' Warehouse, Inc. (The)             1,231       22,417       0.0%
    Church & Dwight Co., Inc.               14,700    1,193,199       0.1%
    Clorox Co. (The)                        14,129    1,499,087       0.1%
#   Coca-Cola Bottling Co. Consolidated        481       54,353       0.0%
    Coca-Cola Co. (The)                    443,920   18,005,395       0.7%
    Coca-Cola Enterprises, Inc.             30,541    1,356,326       0.1%
    Colgate-Palmolive Co.                  101,426    6,823,941       0.3%
    ConAgra Foods, Inc.                     43,589    1,575,742       0.1%
*   Constellation Brands, Inc. Class A      18,803    2,180,020       0.1%
    Costco Wholesale Corp.                  49,250    7,045,212       0.3%
#   Coty, Inc. Class A                       8,993      215,023       0.0%
#*  Crimson Wine Group, Ltd.                 2,024       18,823       0.0%
    CVS Health Corp.                       132,004   13,106,677       0.5%
*   Darling Ingredients, Inc.               14,890      203,397       0.0%
#   Dean Foods Co.                          10,084      163,865       0.0%
    Dr Pepper Snapple Group, Inc.           22,078    1,646,577       0.1%
    Energizer Holdings, Inc.                 6,800      929,016       0.0%
    Estee Lauder Cos., Inc. (The) Class A   25,219    2,050,053       0.1%
*   Farmer Bros Co.                          1,300       32,409       0.0%
    Flowers Foods, Inc.                     20,404      455,825       0.0%
#   Fresh Del Monte Produce, Inc.            3,973      146,723       0.0%
#*  Fresh Market, Inc. (The)                 4,133      145,234       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Staples -- (Continued)
    General Mills, Inc.                      66,207 $ 3,663,895       0.2%
#*  Hain Celestial Group, Inc. (The)         11,400     686,736       0.0%
#*  Herbalife, Ltd.                           8,600     357,072       0.0%
    Hershey Co. (The)                        16,322   1,500,318       0.1%
    Hormel Foods Corp.                       16,600     902,210       0.0%
    Ingles Markets, Inc. Class A              1,110      46,465       0.0%
#   Ingredion, Inc.                           7,943     630,674       0.0%
    Inter Parfums, Inc.                       1,760      53,117       0.0%
*   Inventure Foods, Inc.                     1,529      14,908       0.0%
    J&J Snack Foods Corp.                     1,491     155,556       0.0%
    JM Smucker Co. (The)                     11,871   1,376,086       0.1%
    John B. Sanfilippo & Son, Inc.            1,301      67,665       0.0%
    Kellogg Co.                              29,255   1,852,719       0.1%
    Keurig Green Mountain, Inc.              13,562   1,578,210       0.1%
    Kimberly-Clark Corp.                     40,725   4,467,125       0.2%
    Kraft Foods Group, Inc.                  64,477   5,464,426       0.2%
    Kroger Co. (The)                         53,643   3,696,539       0.2%
    Lancaster Colony Corp.                    2,100     188,286       0.0%
*   Landec Corp.                              3,992      56,726       0.0%
#*  Lifeway Foods, Inc.                         315       6,366       0.0%
    Lorillard, Inc.                          40,200   2,808,372       0.1%
    McCormick & Co., Inc.(579780107)            607      45,665       0.0%
#   McCormick & Co., Inc.(579780206)         12,605     949,156       0.0%
    Mead Johnson Nutrition Co.               22,372   2,145,922       0.1%
#*  Medifast, Inc.                            2,100      63,000       0.0%
    MGP Ingredients, Inc.                       233       3,271       0.0%
    Molson Coors Brewing Co. Class B         14,105   1,036,859       0.1%
    Mondelez International, Inc. Class A    183,595   7,044,540       0.3%
*   Monster Beverage Corp.                   15,848   2,172,919       0.1%
*   National Beverage Corp.                   1,044      23,333       0.0%
*   Natural Alternatives International,
      Inc.                                    1,000       5,620       0.0%
#   Nu Skin Enterprises, Inc. Class A         6,221     351,798       0.0%
*   Nutraceutical International Corp.         1,459      28,451       0.0%
    Oil-Dri Corp. of America                    641      21,038       0.0%
*   Omega Protein Corp.                       2,100      26,838       0.0%
    PepsiCo, Inc.                           167,597  15,941,827       0.7%
    Philip Morris International, Inc.       174,560  14,570,523       0.6%
#   Pilgrim's Pride Corp.                     7,683     189,770       0.0%
    Pinnacle Foods, Inc.                      7,191     291,595       0.0%
#*  Post Holdings, Inc.                       3,439     161,427       0.0%
#   Pricesmart, Inc.                          2,200     177,012       0.0%
    Procter & Gamble Co. (The)              305,768  24,311,614       1.0%
*   Reliv International, Inc.                 1,707       1,912       0.0%
*   Revlon, Inc. Class A                      1,909      74,661       0.0%
#   Reynolds American, Inc.                  34,400   2,521,520       0.1%
*   Rite Aid Corp.                          109,355     843,127       0.0%
    Rocky Mountain Chocolate Factory, Inc.      950      12,198       0.0%
#   Sanderson Farms, Inc.                     2,050     153,996       0.0%
*   Seneca Foods Corp. Class A                  500      14,410       0.0%
#   Snyder's-Lance, Inc.                      4,096     120,955       0.0%
    SpartanNash Co.                           4,621     139,416       0.0%
    Spectrum Brands Holdings, Inc.            2,435     222,632       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Sprouts Farmers Market, Inc.            14,714 $    470,627       0.0%
*   SUPERVALU, Inc.                         20,535      180,503       0.0%
#   Sysco Corp.                             64,431    2,385,880       0.1%
#   Tootsie Roll Industries, Inc.            2,110       65,368       0.0%
#*  TreeHouse Foods, Inc.                    4,730      384,360       0.0%
    Tyson Foods, Inc. Class A               32,788    1,295,126       0.1%
#*  United Natural Foods, Inc.               6,000      404,760       0.0%
    United-Guardian, Inc.                      600       11,190       0.0%
#   Universal Corp.                          2,600      122,278       0.0%
*   USANA Health Sciences, Inc.                800       90,992       0.0%
#   Vector Group, Ltd.                       5,656      125,280       0.0%
    Wal-Mart Stores, Inc.                  181,406   14,158,738       0.6%
    Walgreens Boots Alliance, Inc.         116,092    9,627,510       0.4%
    WD-40 Co.                                1,600      129,536       0.0%
    Weis Markets, Inc.                       1,930       85,595       0.0%
*   WhiteWave Foods Co. (The) Class A       19,091      839,431       0.0%
    Whole Foods Market, Inc.                39,715    1,896,788       0.1%
                                                   ------------       ---
Total Consumer Staples                              214,980,145       8.9%
                                                   ------------       ---
Energy -- (7.6%)
    Adams Resources & Energy, Inc.             300       13,980       0.0%
    Alon USA Energy, Inc.                    1,957       31,488       0.0%
#*  Alpha Natural Resources, Inc.           23,317       18,887       0.0%
    Anadarko Petroleum Corp.                54,670    5,144,447       0.2%
    Apache Corp.                            42,300    2,893,320       0.1%
#*  Approach Resources, Inc.                 2,871       25,179       0.0%
#*  Arch Coal, Inc.                         18,846       18,360       0.0%
#   Atwood Oceanics, Inc.                    6,359      212,263       0.0%
    Baker Hughes, Inc.                      46,579    3,188,798       0.1%
*   Basic Energy Services, Inc.              4,300       43,817       0.0%
*   Bill Barrett Corp.                       5,020       58,232       0.0%
*   Bonanza Creek Energy, Inc.               2,888       79,593       0.0%
    Bristow Group, Inc.                      3,865      240,132       0.0%
*   C&J Energy Services, Ltd.                3,963       69,154       0.0%
    Cabot Oil & Gas Corp.                   45,200    1,528,664       0.1%
    California Resources Corp.              34,622      321,985       0.0%
*   Callon Petroleum Co.                     3,810       34,061       0.0%
*   Cameron International Corp.             23,759    1,302,468       0.1%
#   CARBO Ceramics, Inc.                     2,120       93,768       0.0%
#*  Carrizo Oil & Gas, Inc.                  4,500      250,785       0.0%
*   Cheniere Energy, Inc.                   25,459    1,947,359       0.1%
#   Chesapeake Energy Corp.                 68,738    1,083,998       0.1%
    Chevron Corp.                          209,586   23,276,621       1.0%
    Cimarex Energy Co.                       9,117    1,134,155       0.1%
#*  Clayton Williams Energy, Inc.              500       27,835       0.0%
#*  Clean Energy Fuels Corp.                 7,414       73,176       0.0%
#*  Cloud Peak Energy, Inc.                  5,872       38,109       0.0%
#*  Cobalt International Energy, Inc.       27,161      290,623       0.0%
#   Comstock Resources, Inc.                 4,800       25,776       0.0%
*   Concho Resources, Inc.                  11,671    1,478,249       0.1%
    ConocoPhillips                         132,812    9,020,591       0.4%
#   CONSOL Energy, Inc.                     24,000      779,520       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
*   Contango Oil & Gas Co.                      316 $     7,922       0.0%
#*  Continental Resources, Inc.               9,380     493,669       0.0%
#   Core Laboratories NV                      5,125     672,810       0.0%
#   CVR Energy, Inc.                            992      39,720       0.0%
*   Dawson Geophysical Co.                    1,639       9,326       0.0%
    Delek US Holdings, Inc.                   4,451     164,331       0.0%
#   Denbury Resources, Inc.                  36,370     320,420       0.0%
    Devon Energy Corp.                       41,697   2,844,152       0.1%
    DHT Holdings, Inc.                          331       2,648       0.0%
#   Diamond Offshore Drilling, Inc.           7,128     238,574       0.0%
*   Diamondback Energy, Inc.                  5,358     442,410       0.0%
*   Dresser-Rand Group, Inc.                  8,267     683,433       0.0%
#*  Dril-Quip, Inc.                           4,231     337,295       0.0%
#*  Emerald Oil, Inc.                         1,603       1,026       0.0%
    Energen Corp.                             7,800     555,126       0.0%
#   Energy XXI, Ltd.                          8,775      38,347       0.0%
#   EnLink Midstream LLC                      5,400     189,810       0.0%
    EOG Resources, Inc.                      59,200   5,857,840       0.3%
    EQT Corp.                                16,299   1,465,932       0.1%
*   Era Group, Inc.                           2,200      48,796       0.0%
    Exterran Holdings, Inc.                   6,100     226,127       0.0%
    Exxon Mobil Corp.                       470,724  41,127,156       1.7%
*   FMC Technologies, Inc.                   25,264   1,114,142       0.1%
*   Forum Energy Technologies, Inc.           2,493      57,987       0.0%
#   GasLog, Ltd.                              2,473      55,123       0.0%
#*  Geospace Technologies Corp.               1,000      21,600       0.0%
#*  Goodrich Petroleum Corp.                    422       1,633       0.0%
#   Green Plains, Inc.                        3,514     109,426       0.0%
    Gulf Island Fabrication, Inc.             1,100      14,509       0.0%
#   Gulfmark Offshore, Inc. Class A           2,675      40,152       0.0%
*   Gulfport Energy Corp.                     9,024     441,635       0.0%
    Halliburton Co.                          98,357   4,814,575       0.2%
*   Helix Energy Solutions Group, Inc.       10,766     177,424       0.0%
#   Helmerich & Payne, Inc.                  11,191     872,562       0.0%
#*  Hercules Offshore, Inc.                  13,137      10,577       0.0%
    Hess Corp.                               31,422   2,416,352       0.1%
*   HKN, Inc.                                    37       1,850       0.0%
    HollyFrontier Corp.                      22,236     862,312       0.0%
#*  Hornbeck Offshore Services, Inc.          3,129      71,498       0.0%
*   ION Geophysical Corp.                    12,540      28,591       0.0%
*   Key Energy Services, Inc.                13,668      33,350       0.0%
#   Kinder Morgan, Inc.                     203,082   8,722,372       0.4%
*   Kosmos Energy, Ltd.                       7,733      75,629       0.0%
#*  Laredo Petroleum, Inc.                    6,417     101,389       0.0%
#   LinnCo LLC                               12,996     165,699       0.0%
    Marathon Oil Corp.                       75,073   2,334,770       0.1%
    Marathon Petroleum Corp.                 35,164   3,466,115       0.2%
#*  Matador Resources Co.                     8,015     222,176       0.0%
*   Matrix Service Co.                        3,244      71,271       0.0%
#*  McDermott International, Inc.            24,310     127,627       0.0%
*   Mitcham Industries, Inc.                  1,264       6,194       0.0%
    Murphy Oil Corp.                         19,314     919,540       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
    Nabors Industries, Ltd.                  30,273 $   505,559       0.0%
    National Oilwell Varco, Inc.             45,185   2,458,516       0.1%
*   Natural Gas Services Group, Inc.          1,600      40,560       0.0%
*   Newfield Exploration Co.                 15,340     601,942       0.0%
*   Newpark Resources, Inc.                   9,500      97,470       0.0%
#   Noble Corp. P.L.C.                       26,000     450,060       0.0%
    Noble Energy, Inc.                       37,858   1,920,158       0.1%
#*  Nordic American Offshore, Ltd.               19         179       0.0%
#   Nordic American Tankers, Ltd.             2,265      27,701       0.0%
#*  Northern Oil and Gas, Inc.                5,685      50,255       0.0%
#*  Nuverra Environmental Solutions, Inc.     2,511      10,195       0.0%
#*  Oasis Petroleum, Inc.                    10,181     182,647       0.0%
    Occidental Petroleum Corp.               86,556   6,933,136       0.3%
    Oceaneering International, Inc.          11,442     630,569       0.0%
*   Oil States International, Inc.            5,700     271,263       0.0%
    ONEOK, Inc.                              22,000   1,058,200       0.1%
#*  Overseas Shipholding Group, Inc.          2,700       9,153       0.0%
    Panhandle Oil and Gas, Inc. Class A       2,000      45,600       0.0%
#   Paragon Offshore P.L.C.                   8,666      15,685       0.0%
*   Parker Drilling Co.                       9,114      34,178       0.0%
    Patterson-UTI Energy, Inc.               15,402     344,235       0.0%
    PBF Energy, Inc. Class A                  5,470     155,239       0.0%
*   PDC Energy, Inc.                          3,527     200,122       0.0%
#   Peabody Energy Corp.                     27,696     131,002       0.0%
#*  Penn Virginia Corp.                       3,900      26,052       0.0%
*   PetroQuest Energy, Inc.                   5,600      15,008       0.0%
*   PHI, Inc. Non-Voting                      1,795      56,237       0.0%
    Phillips 66                              61,527   4,879,706       0.2%
*   Pioneer Energy Services Corp.             8,743      65,135       0.0%
    Pioneer Natural Resources Co.            15,236   2,632,476       0.1%
    QEP Resources, Inc.                      18,400     414,000       0.0%
#   Range Resources Corp.                    17,614   1,119,546       0.1%
#*  Rex Energy Corp.                          7,121      35,605       0.0%
#*  RigNet, Inc.                              1,066      39,932       0.0%
#*  Rosetta Resources, Inc.                   5,910     134,925       0.0%
#   Rowan Cos. P.L.C. Class A                13,381     283,543       0.0%
#   RPC, Inc.                                 9,225     146,770       0.0%
#*  SandRidge Energy, Inc.                   29,871      56,456       0.0%
    Schlumberger, Ltd.                      143,494  13,575,967       0.6%
#   Scorpio Tankers, Inc.                    18,204     170,025       0.0%
#*  SEACOR Holdings, Inc.                     2,200     159,852       0.0%
    SemGroup Corp. Class A                    4,659     392,241       0.0%
#*  Seventy Seven Energy, Inc.                4,909      24,889       0.0%
#   Ship Finance International, Ltd.          6,400     100,864       0.0%
    SM Energy Co.                             7,000     405,790       0.0%
#*  Southwestern Energy Co.                  38,383   1,075,875       0.1%
#   Spectra Energy Corp.                     72,730   2,709,192       0.1%
*   Stone Energy Corp.                        5,600      95,592       0.0%
#   Superior Energy Services, Inc.           16,418     418,659       0.0%
#*  Swift Energy Co.                          1,930       5,829       0.0%
*   Synergy Resources Corp.                   5,891      70,574       0.0%
    Targa Resources Corp.                     3,476     364,876       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Energy -- (Continued)
#   Teekay Corp.                             4,349 $    216,189       0.0%
    Tesco Corp.                              2,270       29,192       0.0%
    Tesoro Corp.                            14,426    1,238,184       0.1%
*   TETRA Technologies, Inc.                 8,150       58,843       0.0%
#   Tidewater, Inc.                          5,500      152,295       0.0%
#   Transocean, Ltd.                        38,356      721,860       0.0%
#*  Triangle Petroleum Corp.                 7,783       46,465       0.0%
#*  Ultra Petroleum Corp.                   16,709      284,554       0.0%
*   Unit Corp.                               4,580      159,567       0.0%
#*  Uranium Energy Corp.                     8,500       22,100       0.0%
#   US Silica Holdings, Inc.                 5,584      208,562       0.0%
*   Vaalco Energy, Inc.                      5,480       13,536       0.0%
    Valero Energy Corp.                     58,700    3,340,030       0.1%
#   W&T Offshore, Inc.                       3,644       23,431       0.0%
#*  Warren Resources, Inc.                   5,600        6,048       0.0%
*   Weatherford International P.L.C.        80,380    1,169,529       0.1%
    Western Refining, Inc.                   8,794      387,376       0.0%
*   Westmoreland Coal Co.                      837       23,788       0.0%
*   Whiting Petroleum Corp.                 16,938      642,120       0.0%
*   Willbros Group, Inc.                     4,500       11,250       0.0%
    Williams Cos., Inc. (The)               76,075    3,894,279       0.2%
    World Fuel Services Corp.                7,864      436,452       0.0%
*   WPX Energy, Inc.                        21,687      298,196       0.0%
*   Zion Oil & Gas, Inc.                       163          329       0.0%
                                                   ------------       ---
Total Energy                                        196,903,758       8.1%
                                                   ------------       ---
Financials -- (13.4%)
    1st Source Corp.                         1,990       61,929       0.0%
    ACE, Ltd.                               36,161    3,868,865       0.2%
*   Affiliated Managers Group, Inc.          6,080    1,374,870       0.1%
    Aflac, Inc.                             48,794    3,075,974       0.1%
    Alexander & Baldwin, Inc.                4,741      191,916       0.0%
*   Alleghany Corp.                          1,669      790,305       0.1%
    Allied World Assurance Co. Holdings AG  11,100      456,654       0.0%
    Allstate Corp. (The)                    48,557    3,382,481       0.2%
*   Altisource Asset Management Corp.          240       53,760       0.0%
#*  Altisource Portfolio Solutions SA        2,400       58,200       0.0%
*   Ambac Financial Group, Inc.              5,480      126,095       0.0%
    American Equity Investment Life
      Holding Co.                            7,448      200,724       0.0%
    American Express Co.                   103,359    8,005,155       0.3%
    American Financial Group, Inc.           8,269      522,601       0.0%
    American International Group, Inc.     153,979    8,667,478       0.4%
    American National Insurance Co.            915       91,555       0.0%
*   American River Bankshares                  882        8,600       0.0%
    Ameriprise Financial, Inc.              21,340    2,673,475       0.1%
    Ameris Bancorp                           3,851       96,236       0.0%
    AMERISAFE, Inc.                          2,573      116,274       0.0%
#   AmeriServ Financial, Inc.                  100          321       0.0%
#   Amtrust Financial Services, Inc.         3,344      198,868       0.0%
    Aon P.L.C.                              31,029    2,985,921       0.1%
*   Arch Capital Group, Ltd.                13,956      846,850       0.1%
    Argo Group International Holdings,
      Ltd.                                   4,331      212,176       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    Arrow Financial Corp.                       925 $    24,105       0.0%
    Arthur J Gallagher & Co.                 17,295     827,220       0.1%
#   Artisan Partners Asset Management,
      Inc. Class A                            4,407     197,390       0.0%
    Aspen Insurance Holdings, Ltd.            7,426     347,017       0.0%
    Associated Banc-Corp                     17,760     334,066       0.0%
    Assurant, Inc.                            9,500     583,870       0.0%
    Assured Guaranty, Ltd.                   18,300     475,617       0.0%
*   Asta Funding, Inc.                          400       3,360       0.0%
    Astoria Financial Corp.                   8,165     107,533       0.0%
#*  Atlantic Coast Financial Corp.              137         574       0.0%
#*  Atlanticus Holdings Corp.                 1,196       3,289       0.0%
*   AV Homes, Inc.                            1,000      15,780       0.0%
    Axis Capital Holdings, Ltd.              12,640     658,038       0.0%
    Baldwin & Lyons, Inc. Class B               562      12,752       0.0%
    Banc of California, Inc.                    451       5,592       0.0%
    Bancfirst Corp.                             700      40,404       0.0%
#*  Bancorp, Inc. (The)                       4,099      39,924       0.0%
    BancorpSouth, Inc.                        9,405     227,695       0.0%
    Bank Mutual Corp.                         6,120      44,003       0.0%
    Bank of America Corp.                 1,185,664  18,887,628       0.8%
#   Bank of Hawaii Corp.                      5,000     301,950       0.0%
    Bank of New York Mellon Corp. (The)     126,849   5,370,787       0.2%
#   Bank of the Ozarks, Inc.                  7,676     297,522       0.0%
    BankFinancial Corp.                       2,730      34,944       0.0%
    BankUnited, Inc.                         10,322     339,181       0.0%
    Banner Corp.                              2,961     133,896       0.0%
    BB&T Corp.                               78,509   3,006,110       0.1%
    BBCN Bancorp, Inc.                       10,613     150,598       0.0%
*   Beneficial Bancorp, Inc.                  4,236      49,138       0.0%
*   Berkshire Hathaway, Inc. Class B        208,457  29,436,213       1.2%
    Berkshire Hills Bancorp, Inc.             2,913      81,593       0.0%
    BGC Partners, Inc. Class A               21,435     215,100       0.0%
    BlackRock, Inc.                          14,595   5,311,704       0.2%
#*  BofI Holding, Inc.                        1,181     108,428       0.0%
#   BOK Financial Corp.                       2,703     176,209       0.0%
    Boston Private Financial Holdings,
      Inc.                                    8,785     115,523       0.0%
    Bridge Bancorp, Inc.                        439      11,094       0.0%
    Brookline Bancorp, Inc.                   6,047      65,126       0.0%
    Brown & Brown, Inc.                      13,100     418,545       0.0%
    Bryn Mawr Bank Corp.                      1,149      34,573       0.0%
    Calamos Asset Management, Inc.
      Class A                                 1,676      20,732       0.0%
#   Camden National Corp.                       600      22,992       0.0%
*   Capital Bank Financial Corp. Class A         96       2,604       0.0%
    Capital City Bank Group, Inc.             1,069      15,041       0.0%
    Capital One Financial Corp.              62,037   5,015,691       0.2%
    Capitol Federal Financial, Inc.          16,210     194,520       0.0%
    Cardinal Financial Corp.                  2,805      57,867       0.0%
*   Cascade Bancorp                           4,228      20,379       0.0%
    Cash America International, Inc.          2,940      76,205       0.0%
    Cathay General Bancorp                    8,064     230,469       0.0%
    CBOE Holdings, Inc.                       9,490     534,002       0.0%
*   CBRE Group, Inc. Class A                 37,154   1,424,484       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    Centerstate Banks, Inc.                   1,550 $    18,848       0.0%
    Central Pacific Financial Corp.           1,299      29,747       0.0%
    Charles Schwab Corp. (The)              128,882   3,930,901       0.2%
    Chemical Financial Corp.                  3,399     105,029       0.0%
    Chubb Corp. (The)                        27,700   2,724,295       0.1%
#   Cincinnati Financial Corp.               16,109     815,760       0.1%
    CIT Group, Inc.                          19,881     895,241       0.1%
    Citigroup, Inc.                         341,045  18,184,519       0.8%
    Citizens Community Bancorp, Inc.            600       5,430       0.0%
#*  Citizens, Inc.                            4,015      22,645       0.0%
#   City Holding Co.                          1,857      85,366       0.0%
    City National Corp.                       5,581     520,149       0.0%
    Clifton Bancorp, Inc.                     1,009      13,773       0.0%
    CME Group, Inc.                          35,165   3,196,850       0.1%
    CNA Financial Corp.                      16,091     648,467       0.0%
    CNB Financial Corp.                         280       4,810       0.0%
    CNO Financial Group, Inc.                21,200     360,400       0.0%
    CoBiz Financial, Inc.                     3,100      37,231       0.0%
#   Cohen & Steers, Inc.                      2,055      77,802       0.0%
    Columbia Banking System, Inc.             5,312     157,766       0.0%
#   Comerica, Inc.                           19,455     922,362       0.1%
#   Commerce Bancshares, Inc.                 9,311     397,673       0.0%
#   Community Bank System, Inc.               5,081     177,581       0.0%
    Community Trust Bancorp, Inc.             1,749      56,108       0.0%
    ConnectOne Bancorp, Inc.                  1,915      36,806       0.0%
#   Consolidated-Tomoka Land Co.                681      37,278       0.0%
*   Consumer Portfolio Services, Inc.         1,025       6,550       0.0%
*   Cowen Group, Inc. Class A                 4,050      22,640       0.0%
    Crawford & Co. Class A                    3,717      26,948       0.0%
#   Crawford & Co. Class B                    1,800      14,706       0.0%
#*  Credit Acceptance Corp.                     897     211,871       0.0%
#   Cullen/Frost Bankers, Inc.                5,745     419,040       0.0%
*   Customers Bancorp, Inc.                   1,344      33,882       0.0%
#   CVB Financial Corp.                      11,960     187,174       0.0%
    Diamond Hill Investment Group, Inc.         293      53,385       0.0%
    Dime Community Bancshares, Inc.           2,400      38,208       0.0%
    Discover Financial Services              51,900   3,008,643       0.1%
#   Donegal Group, Inc. Class A               1,374      20,761       0.0%
*   E*TRADE Financial Corp.                  29,290     843,259       0.1%
    East West Bancorp, Inc.                  15,846     643,189       0.0%
#   Eaton Vance Corp.                        13,000     534,040       0.0%
*   eHealth, Inc.                             2,800      34,328       0.0%
    EMC Insurance Group, Inc.                   866      29,998       0.0%
    Employers Holdings, Inc.                  3,900      95,199       0.0%
#*  Encore Capital Group, Inc.                2,794     112,989       0.0%
    Endurance Specialty Holdings, Ltd.        4,800     289,824       0.0%
*   Enova International, Inc.                 2,690      49,792       0.0%
*   Enstar Group, Ltd.                          977     138,773       0.0%
    Enterprise Financial Services Corp.       1,766      36,256       0.0%
    Erie Indemnity Co. Class A                3,100     256,525       0.0%
    ESSA Bancorp, Inc.                          707       9,085       0.0%
    EverBank Financial Corp.                  3,717      69,025       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Financials -- (Continued)
    Evercore Partners, Inc. Class A           3,925 $  189,342       0.0%
    Everest Re Group, Ltd.                    5,600  1,001,896       0.1%
#*  Ezcorp, Inc. Class A                      4,723     43,452       0.0%
    FBL Financial Group, Inc. Class A         2,100    122,367       0.0%
    Federal Agricultural Mortgage Corp.
      Class C                                 1,380     43,387       0.0%
#   Federated Investors, Inc. Class B        10,362    356,453       0.0%
    Fidelity Southern Corp.                   1,153     19,370       0.0%
    Fifth Third Bancorp                      89,101  1,782,020       0.1%
#   Financial Engines, Inc.                   5,316    224,176       0.0%
    Financial Institutions, Inc.                807     19,005       0.0%
*   First Acceptance Corp.                      181        519       0.0%
#   First American Financial Corp.           12,079    420,228       0.0%
*   First BanCorp.(318672706)                 8,881     53,375       0.0%
    First Bancorp.(318910106)                 1,500     24,345       0.0%
    First Busey Corp.                         7,017     43,786       0.0%
#*  First Cash Financial Services, Inc.       3,000    145,020       0.0%
    First Citizens BancShares, Inc. Class A     822    197,559       0.0%
#   First Commonwealth Financial Corp.        9,645     86,998       0.0%
    First Community Bancshares, Inc.          1,700     28,492       0.0%
    First Defiance Financial Corp.            1,538     53,830       0.0%
    First Financial Bancorp                   5,512     95,137       0.0%
#   First Financial Bankshares, Inc.          7,170    207,643       0.0%
    First Financial Corp.                     1,100     37,345       0.0%
    First Financial Northwest, Inc.           2,411     28,691       0.0%
#   First Horizon National Corp.             26,242    373,948       0.0%
    First Interstate Bancsystem, Inc.           594     16,074       0.0%
    First Merchants Corp.                     3,650     82,380       0.0%
    First Midwest Bancorp, Inc.               6,900    117,990       0.0%
    First Niagara Financial Group, Inc.      36,817    334,851       0.0%
    First Republic Bank                      13,185    768,554       0.0%
    First South Bancorp, Inc.                 1,685     14,103       0.0%
    FirstMerit Corp.                         14,566    282,143       0.0%
*   Flagstar Bancorp, Inc.                    1,679     28,845       0.0%
    Flushing Financial Corp.                  2,863     54,855       0.0%
    FNB Corp.                                12,916    171,395       0.0%
    FNF Group                                25,329    911,591       0.1%
*   FNFV Group                                8,442    126,208       0.0%
#*  Forest City Enterprises, Inc. Class A    14,676    348,702       0.0%
*   Forest City Enterprises, Inc. Class B     3,286     77,812       0.0%
#*  Forestar Group, Inc.                      3,501     51,675       0.0%
    Fox Chase Bancorp, Inc.                     800     13,304       0.0%
    Franklin Resources, Inc.                 43,500  2,242,860       0.1%
    Fulton Financial Corp.                   20,459    248,781       0.0%
#   FXCM, Inc. Class A                        2,007      4,034       0.0%
#   GAMCO Investors, Inc. Class A               467     36,104       0.0%
*   Genworth Financial, Inc. Class A         49,956    439,113       0.0%
#   German American Bancorp, Inc.             1,398     39,997       0.0%
    Glacier Bancorp, Inc.                     6,536    172,158       0.0%
*   Global Indemnity P.L.C.                   1,204     33,050       0.0%
    Goldman Sachs Group, Inc. (The)          44,212  8,684,121       0.4%
    Great Southern Bancorp, Inc.              1,100     43,362       0.0%
*   Green Dot Corp. Class A                   2,200     35,420       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
#   Greenhill & Co., Inc.                     2,900 $   114,695       0.0%
*   Greenlight Capital Re, Ltd. Class A       2,682      81,506       0.0%
    Guaranty Bancorp                            319       5,021       0.0%
*   Hallmark Financial Services, Inc.         1,034      11,457       0.0%
    Hancock Holding Co.                       8,126     236,548       0.0%
    Hanmi Financial Corp.                     4,412      93,887       0.0%
    Hanover Insurance Group, Inc. (The)       4,956     339,833       0.0%
    Hartford Financial Services Group,
      Inc. (The)                             46,636   1,901,350       0.1%
    HCC Insurance Holdings, Inc.             11,125     633,680       0.0%
#   HCI Group, Inc.                           1,104      48,112       0.0%
    Heartland Financial USA, Inc.             1,732      59,598       0.0%
    Heritage Commerce Corp.                   2,541      22,640       0.0%
    Heritage Financial Corp.                  2,274      38,431       0.0%
    Heritage Financial Group, Inc.            1,473      40,507       0.0%
    HFF, Inc. Class A                         3,557     139,399       0.0%
*   Hilltop Holdings, Inc.                    7,641     153,661       0.0%
    Home BancShares, Inc.                     5,904     194,124       0.0%
*   HomeStreet, Inc.                            784      16,213       0.0%
    HopFed Bancorp, Inc.                        208       2,702       0.0%
    Horace Mann Educators Corp.               3,472     117,944       0.0%
#*  Howard Hughes Corp. (The)                 3,711     550,972       0.0%
    Hudson City Bancorp, Inc.                50,766     472,124       0.0%
    Hudson Valley Holding Corp.               1,023      25,309       0.0%
    Huntington Bancshares, Inc.              90,200     979,572       0.1%
    Iberiabank Corp.                          2,725     169,795       0.0%
    Independence Holding Co.                  2,640      32,842       0.0%
    Independent Bank Corp.                    2,038      85,025       0.0%
    Infinity Property & Casualty Corp.          800      59,320       0.0%
    Interactive Brokers Group, Inc. Class A   4,380     148,701       0.0%
    Intercontinental Exchange, Inc.          12,178   2,734,326       0.1%
    International Bancshares Corp.            6,326     164,349       0.0%
#*  INTL. FCStone, Inc.                       1,015      32,581       0.0%
    Invesco, Ltd.                            45,668   1,891,569       0.1%
*   Investment Technology Group, Inc.         3,824     108,946       0.0%
#   Investors Bancorp, Inc.                  37,700     446,368       0.0%
#   Janus Capital Group, Inc.                17,800     318,620       0.0%
    Jones Lang LaSalle, Inc.                  4,700     780,482       0.1%
    JPMorgan Chase & Co.                    422,864  26,750,377       1.1%
*   KCG Holdings, Inc. Class A                  910      11,684       0.0%
#*  Kearny Financial Corp.                    2,846      37,966       0.0%
    Kemper Corp.                              4,800     180,816       0.0%
    Kennedy-Wilson Holdings, Inc.             5,491     136,067       0.0%
    KeyCorp                                  99,458   1,437,168       0.1%
    Lakeland Bancorp, Inc.                    3,852      43,720       0.0%
    Lakeland Financial Corp.                  1,700      66,385       0.0%
    LegacyTexas Financial Group, Inc.         3,295      83,858       0.0%
    Legg Mason, Inc.                         13,474     709,406       0.0%
*   LendingTree, Inc.                           721      39,677       0.0%
    Leucadia National Corp.                  30,595     727,243       0.0%
    Lincoln National Corp.                   28,868   1,630,753       0.1%
    LNB Bancorp, Inc.                           634      11,399       0.0%
    Loews Corp.                              34,765   1,447,615       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    Louisiana Bancorp, Inc.                      200 $    4,162       0.0%
#   LPL Financial Holdings, Inc.               8,051    325,824       0.0%
#   M&T Bank Corp.                            12,472  1,492,524       0.1%
    Macatawa Bank Corp.                          886      4,652       0.0%
#   Maiden Holdings, Ltd.                      4,691     68,160       0.0%
    MainSource Financial Group, Inc.           1,600     30,800       0.0%
*   Markel Corp.                               1,367  1,012,455       0.1%
    MarketAxess Holdings, Inc.                 3,978    341,511       0.0%
    Marlin Business Services Corp.             1,200     23,964       0.0%
    Marsh & McLennan Cos., Inc.               58,768  3,300,411       0.2%
    MB Financial, Inc.                         5,147    155,079       0.0%
*   MBIA, Inc.                                14,600    127,750       0.0%
    McGraw Hill Financial, Inc.               29,645  3,091,973       0.1%
    Meadowbrook Insurance Group, Inc.          3,491     29,813       0.0%
    Mercantile Bank Corp.                        285      5,649       0.0%
    Merchants Bancshares, Inc.                   694     20,445       0.0%
#   Mercury General Corp.                      3,136    172,292       0.0%
*   Meridian Bancorp, Inc.                     4,269     54,857       0.0%
    MetLife, Inc.                            104,548  5,362,267       0.2%
    Metro Bancorp, Inc.                        1,694     43,434       0.0%
#*  MGIC Investment Corp.                     15,500    161,510       0.0%
    MidSouth Bancorp, Inc.                       900     11,673       0.0%
    Montpelier Re Holdings, Ltd.               5,500    209,605       0.0%
    Moody's Corp.                             21,472  2,308,669       0.1%
    Morgan Stanley                           164,526  6,138,465       0.3%
    MSCI, Inc.                                12,894    788,984       0.1%
    NASDAQ OMX Group, Inc. (The)              12,931    628,835       0.0%
#   National Interstate Corp.                    588     16,476       0.0%
    National Penn Bancshares, Inc.            12,482    129,813       0.0%
    Navient Corp.                             47,447    927,114       0.1%
*   Navigators Group, Inc. (The)               1,805    140,880       0.0%
#   NBT Bancorp, Inc.                          3,984     96,214       0.0%
    Nelnet, Inc. Class A                       3,140    140,578       0.0%
#   New York Community Bancorp, Inc.          45,172    776,507       0.1%
#*  NewStar Financial, Inc.                    3,834     44,091       0.0%
    Northeast Community Bancorp, Inc.          1,626     12,341       0.0%
    Northern Trust Corp.                      23,457  1,715,880       0.1%
    Northfield Bancorp, Inc.                   5,064     73,074       0.0%
    Northrim BanCorp, Inc.                       600     14,952       0.0%
    NorthStar Asset Management Group, Inc.    21,618    454,627       0.0%
    Northwest Bancshares, Inc.                10,509    129,366       0.0%
    OceanFirst Financial Corp.                 1,629     27,335       0.0%
#*  Ocwen Financial Corp.                     12,045    102,262       0.0%
    OFG Bancorp                                3,500     49,315       0.0%
    Old National Bancorp.                      9,703    132,543       0.0%
    Old Republic International Corp.          25,886    395,797       0.0%
    OneBeacon Insurance Group, Ltd. Class A    3,161     47,668       0.0%
    Oppenheimer Holdings, Inc. Class A           765     18,276       0.0%
    Oritani Financial Corp.                    6,231     92,842       0.0%
    Pacific Continental Corp.                  1,300     16,770       0.0%
*   Pacific Mercantile Bancorp                 1,425     10,246       0.0%
#   PacWest Bancorp                            9,737    439,139       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    Park National Corp.                        1,100 $   90,816       0.0%
    Park Sterling Corp.                        1,320      8,844       0.0%
    PartnerRe, Ltd.                            5,942    760,576       0.0%
*   Patriot National Bancorp, Inc.                20        310       0.0%
#   Peapack Gladstone Financial Corp.          1,562     32,693       0.0%
#   People's United Financial, Inc.           35,258    532,748       0.0%
    Peoples Bancorp, Inc.                      1,197     27,758       0.0%
#*  PHH Corp.                                  5,033    126,429       0.0%
*   Phoenix Cos., Inc. (The)                     418     14,258       0.0%
*   PICO Holdings, Inc.                        1,800     32,418       0.0%
    Pinnacle Financial Partners, Inc.          3,063    145,952       0.0%
*   Piper Jaffray Cos.                         1,704     85,967       0.0%
    PNC Financial Services Group, Inc. (The)  58,785  5,392,348       0.2%
*   Popular, Inc.                             10,217    331,337       0.0%
#*  PRA Group, Inc.                            5,700    312,217       0.0%
    Preferred Bank                               453     12,766       0.0%
    Primerica, Inc.                            4,556    210,578       0.0%
    Principal Financial Group, Inc.           30,768  1,572,860       0.1%
    PrivateBancorp, Inc.                       6,523    241,808       0.0%
    ProAssurance Corp.                         6,800    305,660       0.0%
    Progressive Corp. (The)                   58,720  1,565,475       0.1%
    Prosperity Bancshares, Inc.                6,400    341,376       0.0%
    Provident Financial Services, Inc.         5,262     94,716       0.0%
    Prudential Financial, Inc.                49,675  4,053,480       0.2%
    Pulaski Financial Corp.                      342      4,521       0.0%
    Pzena Investment Management, Inc.
      Class A                                    566      5,207       0.0%
    QC Holdings, Inc.                          1,034      2,099       0.0%
#   Radian Group, Inc.                         9,498    169,634       0.0%
    Raymond James Financial, Inc.             13,829    781,753       0.1%
*   Realogy Holdings Corp.                    16,343    774,822       0.0%
*   Regional Management Corp.                    133      2,148       0.0%
    Regions Financial Corp.                  147,472  1,449,650       0.1%
    Reinsurance Group of America, Inc.         7,190    658,748       0.0%
    RenaissanceRe Holdings, Ltd.               4,905    502,713       0.0%
    Renasant Corp.                             2,122     63,045       0.0%
    Republic Bancorp, Inc. Class A               805     19,143       0.0%
*   Republic First Bancorp, Inc.                 500      1,800       0.0%
#   Resource America, Inc. Class A             2,228     19,027       0.0%
    Riverview Bancorp, Inc.                    1,205      5,338       0.0%
    RLI Corp.                                  3,600    178,776       0.0%
#   S&T Bancorp, Inc.                          2,523     67,869       0.0%
#*  Safeguard Scientifics, Inc.                1,767     31,788       0.0%
    Safety Insurance Group, Inc.               1,800    104,670       0.0%
    Sandy Spring Bancorp, Inc.                 1,969     51,312       0.0%
*   Seacoast Banking Corp. of Florida             60        838       0.0%
    SEI Investments Co.                       17,903    817,451       0.1%
    Selective Insurance Group, Inc.            5,977    161,020       0.0%
    SI Financial Group, Inc.                   1,347     16,258       0.0%
#   Sierra Bancorp                               240      3,931       0.0%
*   Signature Bank                             5,530    741,518       0.0%
    Simmons First National Corp. Class A       1,469     64,269       0.0%
#   SLM Corp.                                 53,247    542,587       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    South State Corp.                          2,610 $  176,749       0.0%
    Southside Bancshares, Inc.                 3,062     83,648       0.0%
    Southwest Bancorp, Inc.                    1,600     27,568       0.0%
#*  St Joe Co. (The)                           6,985    121,888       0.0%
    StanCorp Financial Group, Inc.             4,400    317,152       0.0%
    State Auto Financial Corp.                 1,800     42,516       0.0%
    State Bank Financial Corp.                   149      2,981       0.0%
    State Street Corp.                        48,206  3,717,647       0.2%
    Sterling Bancorp.                          7,216     93,664       0.0%
    Stewart Information Services Corp.         1,894     69,131       0.0%
*   Stifel Financial Corp.                     5,929    313,288       0.0%
    Stock Yards Bancorp, Inc.                  1,733     60,308       0.0%
    Suffolk Bancorp                            1,838     44,038       0.0%
*   Sun Bancorp, Inc.                            427      8,083       0.0%
    SunTrust Banks, Inc.                      60,112  2,494,648       0.1%
    Susquehanna Bancshares, Inc.              18,710    251,462       0.0%
*   SVB Financial Group                        5,592    742,394       0.0%
    Symetra Financial Corp.                    7,540    179,075       0.0%
#   Synovus Financial Corp.                   14,407    398,498       0.0%
#   T Rowe Price Group, Inc.                  28,465  2,310,789       0.1%
    TCF Financial Corp.                       15,296    239,535       0.0%
    TD Ameritrade Holding Corp.               28,912  1,048,060       0.1%
#*  Tejon Ranch Co.                            1,649     40,730       0.0%
    Territorial Bancorp, Inc.                    840     19,404       0.0%
*   Texas Capital Bancshares, Inc.             4,203    221,330       0.0%
#   TFS Financial Corp.                       11,114    162,487       0.0%
#   Tompkins Financial Corp.                     868     45,266       0.0%
#   Torchmark Corp.                           14,850    833,233       0.1%
    TowneBank                                  2,502     41,408       0.0%
    Travelers Cos., Inc. (The)                38,902  3,933,381       0.2%
    Trico Bancshares                           1,628     37,965       0.0%
#   TrustCo Bank Corp. NY                      7,300     48,691       0.0%
#   Trustmark Corp.                            7,311    174,002       0.0%
    U.S. Bancorp.                            199,459  8,550,807       0.4%
#   UMB Financial Corp.                        3,900    194,181       0.0%
#   Umpqua Holdings Corp.                     23,669    402,610       0.0%
    Union Bankshares Corp.                     4,955    107,821       0.0%
#   United Bankshares, Inc.                    6,183    232,357       0.0%
    United Community Banks, Inc.               3,059     56,928       0.0%
#   United Community Financial Corp.             596      3,212       0.0%
    United Financial Bancorp, Inc.             5,504     70,176       0.0%
    United Fire Group, Inc.                    2,765     82,591       0.0%
*   United Security Bancshares                 1,735      8,779       0.0%
#   Universal Insurance Holdings, Inc.         2,136     51,307       0.0%
    Univest Corp. of Pennsylvania              1,893     36,932       0.0%
    Unum Group                                29,554  1,009,565       0.1%
    Validus Holdings, Ltd.                     8,464    354,049       0.0%
#   Valley National Bancorp                   21,526    202,990       0.0%
    Virtus Investment Partners, Inc.             750    100,215       0.0%
    Voya Financial, Inc.                      20,181    854,464       0.1%
#   Waddell & Reed Financial, Inc. Class A     9,308    459,071       0.0%
*   Walker & Dunlop, Inc.                      1,159     22,183       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Financials -- (Continued)
    Washington Federal, Inc.                 9,784 $    211,334       0.0%
#   Washington Trust Bancorp, Inc.           1,700       62,934       0.0%
    Waterstone Financial, Inc.               1,767       22,512       0.0%
    Webster Financial Corp.                 10,115      362,420       0.0%
    Wells Fargo & Co.                      555,002   30,580,610       1.3%
#   WesBanco, Inc.                           2,465       77,672       0.0%
#   West Bancorporation, Inc.                2,033       38,546       0.0%
#   Westamerica Bancorporation               3,200      139,360       0.0%
*   Western Alliance Bancorp                 9,287      287,154       0.0%
    Westfield Financial, Inc.                4,099       31,767       0.0%
#   Westwood Holdings Group, Inc.              700       41,013       0.0%
    White Mountains Insurance Group, Ltd.      338      228,478       0.0%
    Willis Group Holdings P.L.C.            52,562    2,556,090       0.1%
    Wilshire Bancorp, Inc.                   6,161       64,999       0.0%
    Wintrust Financial Corp.                 4,593      223,863       0.0%
#   WisdomTree Investments, Inc.            12,588      239,676       0.0%
#*  World Acceptance Corp.                   1,500      126,930       0.0%
    WR Berkley Corp.                        12,332      604,145       0.0%
    WSFS Financial Corp.                       415       29,536       0.0%
    XL Group P.L.C.                         31,713    1,175,918       0.1%
*   Yadkin Financial Corp.                     157        3,090       0.0%
    Zions Bancorporation                    20,774      588,631       0.0%
                                                   ------------      ----
Total Financials                                    346,622,625      14.3%
                                                   ------------      ----
Health Care -- (13.6%)
#   Abaxis, Inc.                             2,236      143,104       0.0%
    Abbott Laboratories                    168,054    7,801,067       0.3%
    AbbVie, Inc.                           179,303   11,593,732       0.5%
#*  Acadia Healthcare Co., Inc.              5,673      388,601       0.0%
#*  ACADIA Pharmaceuticals, Inc.             8,876      303,293       0.0%
    Aceto Corp.                              2,454       47,559       0.0%
*   Acorda Therapeutics, Inc.                4,300      129,301       0.0%
*   Actavis P.L.C.                          41,832   11,832,600       0.5%
*   Addus HomeCare Corp.                       340        9,126       0.0%
    Aetna, Inc.                             40,376    4,314,983       0.2%
#*  Affymetrix, Inc.                        12,765      154,839       0.0%
    Agilent Technologies, Inc.              37,603    1,555,636       0.1%
#*  Agios Pharmaceuticals, Inc.              2,900      267,786       0.0%
#*  Air Methods Corp.                        3,900      178,230       0.0%
#*  Akorn, Inc.                              8,986      374,177       0.0%
#*  Albany Molecular Research, Inc.          3,400       61,404       0.0%
*   Alere, Inc.                              8,565      406,666       0.0%
*   Alexion Pharmaceuticals, Inc.           22,220    3,760,291       0.2%
#*  Align Technology, Inc.                   7,911      465,483       0.0%
*   Alkermes P.L.C.                         29,557    1,636,571       0.1%
*   Alliance HealthCare Services, Inc.       1,000       21,270       0.0%
#*  Allscripts Healthcare Solutions, Inc.   18,960      252,168       0.0%
*   Almost Family, Inc.                        812       35,143       0.0%
#*  Alnylam Pharmaceuticals, Inc.            8,027      817,711       0.0%
*   Alphatec Holdings, Inc.                  7,600       10,792       0.0%
*   AMAG Pharmaceuticals, Inc.               2,000      101,940       0.0%
#*  Amedisys, Inc.                           3,037       84,459       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
    AmerisourceBergen Corp.                  25,180 $ 2,878,074       0.1%
    Amgen, Inc.                              85,843  13,555,468       0.6%
*   AMN Healthcare Services, Inc.             6,328     144,342       0.0%
*   Amsurg Corp.                              4,550     285,376       0.0%
*   Anacor Pharmaceuticals, Inc.              1,855      97,740       0.0%
#   Analogic Corp.                            1,300     109,850       0.0%
*   AngioDynamics, Inc.                       1,880      31,377       0.0%
#*  Anika Therapeutics, Inc.                  1,888      64,419       0.0%
    Anthem, Inc.                             32,544   4,911,866       0.2%
*   Arqule, Inc.                              2,900       5,945       0.0%
#*  athenahealth, Inc.                        4,298     527,193       0.0%
    Baxter International, Inc.               59,807   4,111,133       0.2%
    Becton Dickinson and Co.                 23,145   3,260,436       0.2%
*   Bio-Rad Laboratories, Inc. Class A        2,013     270,648       0.0%
#*  Bio-Reference Laboratories, Inc.          2,873      95,154       0.0%
    Bio-Techne Corp.                          4,471     429,037       0.0%
*   Biogen, Inc.                             26,460   9,894,188       0.4%
*   BioMarin Pharmaceutical, Inc.            16,740   1,875,717       0.1%
#*  BioScrip, Inc.                            6,872      32,298       0.0%
#*  Biota Pharmaceuticals, Inc.                 488       1,108       0.0%
*   BioTelemetry, Inc.                          646       5,174       0.0%
*   Bluebird Bio, Inc.                        2,900     386,251       0.0%
*   Boston Scientific Corp.                 159,048   2,834,235       0.1%
    Bristol-Myers Squibb Co.                187,334  11,938,796       0.5%
#*  Brookdale Senior Living, Inc.            16,178     586,129       0.0%
#*  Bruker Corp.                             12,740     241,550       0.0%
*   Cambrex Corp.                             3,827     147,301       0.0%
    Cantel Medical Corp.                      3,750     167,963       0.0%
*   Capital Senior Living Corp.               3,849     100,728       0.0%
    Cardinal Health, Inc.                    36,293   3,060,952       0.1%
*   Celgene Corp.                            90,146   9,741,177       0.4%
*   Centene Corp.                            12,800     793,472       0.0%
#*  Cepheid                                   7,705     432,251       0.0%
*   Cerner Corp.                             33,089   2,376,121       0.1%
*   Charles River Laboratories
      International, Inc.                     5,400     373,464       0.0%
#   Chemed Corp.                              2,300     265,075       0.0%
    Cigna Corp.                              29,209   3,640,610       0.2%
*   Community Health Systems, Inc.           12,889     691,882       0.0%
#   Computer Programs & Systems, Inc.         1,145      59,918       0.0%
    CONMED Corp.                              3,600     180,828       0.0%
    Cooper Cos., Inc. (The)                   5,265     937,539       0.1%
*   Corvel Corp.                              1,800      64,332       0.0%
    CR Bard, Inc.                             8,100   1,349,298       0.1%
*   Cross Country Healthcare, Inc.            1,700      18,870       0.0%
    CryoLife, Inc.                            3,061      31,222       0.0%
*   Cumberland Pharmaceuticals, Inc.          2,792      18,316       0.0%
*   Cutera, Inc.                              1,850      25,197       0.0%
*   Cyberonics, Inc.                          2,900     176,639       0.0%
#*  Cynosure, Inc. Class A                    1,993      66,606       0.0%
*   DaVita HealthCare Partners, Inc.         18,740   1,519,814       0.1%
    DENTSPLY International, Inc.             14,018     714,918       0.0%
#*  Depomed, Inc.                             8,100     188,406       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
*   DexCom, Inc.                              8,851 $   598,062       0.0%
*   Edwards Lifesciences Corp.               11,906   1,507,895       0.1%
    Eli Lilly & Co.                         111,299   7,999,059       0.3%
*   Emergent Biosolutions, Inc.               2,866      85,092       0.0%
#*  Endo International P.L.C.                16,690   1,403,045       0.1%
    Ensign Group, Inc. (The)                  1,831      77,103       0.0%
*   Envision Healthcare Holdings, Inc.       15,031     570,577       0.0%
*   Enzo Biochem, Inc.                        3,718      10,410       0.0%
*   Exactech, Inc.                            1,400      30,590       0.0%
#*  ExamWorks Group, Inc.                     4,044     165,602       0.0%
#*  Express Scripts Holding Co.              85,387   7,377,437       0.3%
*   Five Star Quality Care, Inc.              4,366      18,556       0.0%
*   Genesis Healthcare, Inc.                  2,400      16,584       0.0%
*   Gilead Sciences, Inc.                   168,097  16,895,430       0.7%
#*  Globus Medical, Inc. Class A              5,200     124,228       0.0%
*   Greatbatch, Inc.                          2,450     132,104       0.0%
*   Haemonetics Corp.                         5,600     226,968       0.0%
#*  Halyard Health, Inc.                      5,003     242,545       0.0%
*   Hanger, Inc.                              3,139      70,125       0.0%
*   Harvard Apparatus Regenerative
      Technology, Inc.                        1,034       2,792       0.0%
*   Harvard Bioscience, Inc.                  4,139      22,971       0.0%
*   HCA Holdings, Inc.                       33,741   2,497,171       0.1%
*   Health Net, Inc.                          8,691     457,581       0.0%
    HealthSouth Corp.                        10,319     466,625       0.0%
*   HealthStream, Inc.                        2,809      81,292       0.0%
*   Healthways, Inc.                          3,100      53,940       0.0%
*   Henry Schein, Inc.                        9,246   1,267,627       0.1%
    Hill-Rom Holdings, Inc.                   6,500     324,610       0.0%
#*  HMS Holdings Corp.                       10,350     176,054       0.0%
*   Hologic, Inc.                            25,846     872,044       0.1%
*   Hospira, Inc.                            18,244   1,592,519       0.1%
    Humana, Inc.                             17,105   2,832,588       0.1%
*   ICU Medical, Inc.                         1,350     113,900       0.0%
#*  Idera Pharmaceuticals, Inc.               3,093       8,691       0.0%
#*  IDEXX Laboratories, Inc.                  5,800     727,146       0.0%
*   Illumina, Inc.                           15,772   2,905,991       0.1%
*   Impax Laboratories, Inc.                  7,940     359,364       0.0%
#*  Incyte Corp.                             16,759   1,628,304       0.1%
#*  Infinity Pharmaceuticals, Inc.            2,823      35,767       0.0%
#*  Insys Therapeutics, Inc.                    784      41,215       0.0%
#*  Integra LifeSciences Holdings Corp.       2,600     152,828       0.0%
#*  Intrexon Corp.                            4,900     190,267       0.0%
*   Intuitive Surgical, Inc.                  4,038   2,002,767       0.1%
    Invacare Corp.                            3,000      60,210       0.0%
*   IPC Healthcare, Inc.                      1,600      78,272       0.0%
#*  Isis Pharmaceuticals, Inc.               12,838     728,171       0.0%
#*  Jazz Pharmaceuticals P.L.C.               6,646   1,187,640       0.1%
    Johnson & Johnson                       314,875  31,235,600       1.3%
    Kindred Healthcare, Inc.                  6,193     142,129       0.0%
*   Laboratory Corp. of America Holdings     11,684   1,396,939       0.1%
#   Landauer, Inc.                              917      29,582       0.0%
#*  Lannett Co., Inc.                         2,787     160,253       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
      LeMaitre Vascular, Inc.                 2,283 $    20,684       0.0%
*     LHC Group, Inc.                         1,463      46,904       0.0%
*     LifePoint Hospitals, Inc.               4,944     370,207       0.0%
#*    Ligand Pharmaceuticals, Inc. Class B    1,893     146,973       0.0%
*     Luminex Corp.                           3,762      58,386       0.0%
*     Magellan Health, Inc.                   2,600     164,580       0.0%
#*    Mallinckrodt P.L.C.                    12,872   1,456,853       0.1%
*     Masimo Corp.                            5,278     178,185       0.0%
      McKesson Corp.                         25,818   5,767,741       0.3%
*     MedAssets, Inc.                         4,800      97,152       0.0%
(o)*  MedCath Corp.                           1,565          --       0.0%
#*    Medicines Co. (The)                     5,790     148,282       0.0%
*     MediciNova, Inc.                          500       1,940       0.0%
#*    Medivation, Inc.                        8,537   1,030,757       0.1%
*     MEDNAX, Inc.                           10,528     745,172       0.0%
      Medtronic P.L.C.                      157,123  11,697,807       0.5%
      Merck & Co., Inc.                     322,370  19,200,357       0.8%
#     Meridian Bioscience, Inc.               4,363      77,312       0.0%
*     Merit Medical Systems, Inc.             4,472      86,802       0.0%
*     Mettler-Toledo International, Inc.      3,200   1,014,432       0.1%
#*    Molina Healthcare, Inc.                 3,211     190,188       0.0%
*     Momenta Pharmaceuticals, Inc.           4,800      83,760       0.0%
#*    Mylan NV                               43,350   3,132,471       0.1%
#*    Myriad Genetics, Inc.                   9,000     297,270       0.0%
#     National Healthcare Corp.               1,000      63,300       0.0%
      National Research Corp. Class A           600       8,652       0.0%
      National Research Corp. Class B           100       3,475       0.0%
*     Natus Medical, Inc.                     2,606      98,272       0.0%
*     Neogen Corp.                            2,958     131,749       0.0%
*     Neurocrine Biosciences, Inc.            5,026     171,336       0.0%
*     NuVasive, Inc.                          4,366     195,291       0.0%
      Omnicare, Inc.                         12,061   1,061,127       0.1%
*     Omnicell, Inc.                          4,051     143,932       0.0%
#*    Opko Health, Inc.                      26,457     364,048       0.0%
*     OraSure Technologies, Inc.              4,876      30,719       0.0%
*     Orthofix International NV               1,730      55,896       0.0%
#     Owens & Minor, Inc.                     6,767     228,183       0.0%
*     Pain Therapeutics, Inc.                 2,000       4,080       0.0%
      Paratek Pharmaceuticals, Inc.              19         462       0.0%
*     PAREXEL International Corp.             6,325     402,112       0.0%
#     Patterson Cos., Inc.                    9,800     460,159       0.0%
#*    PDI, Inc.                               1,874       2,380       0.0%
#     PDL BioPharma, Inc.                    14,616      97,489       0.0%
      PerkinElmer, Inc.                      12,400     635,624       0.0%
      Perrigo Co. P.L.C.                     14,542   2,665,258       0.1%
      Pfizer, Inc.                          706,673  23,977,415       1.0%
*     Pharmacyclics, Inc.                     6,881   1,762,912       0.1%
*     PharMerica Corp.                        2,600      74,516       0.0%
#*    PhotoMedex, Inc.                        1,800       3,708       0.0%
*     Pozen, Inc.                             3,692      28,871       0.0%
*     Prestige Brands Holdings, Inc.          5,228     205,199       0.0%
#*    Progenics Pharmaceuticals, Inc.         3,300      16,335       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
Health Care -- (Continued)
*   ProPhase Labs, Inc.                       350 $       452       0.0%
*   Providence Service Corp. (The)          1,602      68,117       0.0%
#*  pSivida Corp.                           1,029       4,075       0.0%
#*  Puma Biotechnology, Inc.                2,738     494,428       0.0%
    Quality Systems, Inc.                   4,000      62,380       0.0%
    Quest Diagnostics, Inc.                16,526   1,180,287       0.1%
#*  Quidel Corp.                            2,861      66,661       0.0%
*   Quintiles Transnational Holdings,
      Inc.                                  7,459     491,399       0.0%
#*  RadNet, Inc.                            1,992      16,693       0.0%
*   Receptos, Inc.                          2,711     399,439       0.0%
*   Regeneron Pharmaceuticals, Inc.         9,200   4,208,632       0.2%
#*  Repligen Corp.                          3,600     106,236       0.0%
#   ResMed, Inc.                           14,750     943,115       0.1%
*   Rigel Pharmaceuticals, Inc.             5,853      24,934       0.0%
*   RTI Surgical, Inc.                      5,843      32,721       0.0%
*   Sagent Pharmaceuticals, Inc.              432      10,070       0.0%
*   Sciclone Pharmaceuticals, Inc.          2,710      22,141       0.0%
#*  Seattle Genetics, Inc.                 11,055     379,629       0.0%
    Select Medical Holdings Corp.           6,247      90,894       0.0%
#*  Sirona Dental Systems, Inc.             6,195     574,586       0.0%
*   Special Diversified Opportunities,
      Inc.                                  2,577       2,964       0.0%
#*  Spectrum Pharmaceuticals, Inc.          6,160      34,804       0.0%
    St Jude Medical, Inc.                  30,716   2,151,656       0.1%
#   STERIS Corp.                            6,866     456,589       0.0%
    Stryker Corp.                          37,380   3,447,931       0.2%
#*  Sucampo Pharmaceuticals, Inc. Class A     600      10,656       0.0%
*   SurModics, Inc.                         1,400      35,308       0.0%
*   Symmetry Surgical, Inc.                   825       6,377       0.0%
#*  Synageva BioPharma Corp.                2,700     248,292       0.0%
#*  Targacept, Inc.                         1,844       4,241       0.0%
*   Taro Pharmaceutical Industries, Ltd.    1,377     193,620       0.0%
*   Team Health Holdings, Inc.              7,980     475,369       0.0%
#   Teleflex, Inc.                          4,373     537,704       0.0%
#*  Tenet Healthcare Corp.                 11,700     559,962       0.0%
#*  Theravance Biopharma, Inc.              2,396      38,336       0.0%
    Thermo Fisher Scientific, Inc.         43,405   5,455,140       0.2%
*   Thoratec Corp.                          6,444     258,469       0.0%
*   Tornier NV                              1,109      28,690       0.0%
*   Triple-S Management Corp. Class B       2,513      47,043       0.0%
#*  United Therapeutics Corp.               5,000     798,450       0.0%
    UnitedHealth Group, Inc.              108,703  12,109,514       0.5%
*   Universal American Corp.                3,113      31,099       0.0%
    Universal Health Services, Inc.
      Class B                               9,500   1,111,025       0.1%
    US Physical Therapy, Inc.                 902      42,538       0.0%
    Utah Medical Products, Inc.               276      14,879       0.0%
*   Varian Medical Systems, Inc.           11,557   1,026,839       0.1%
*   Vascular Solutions, Inc.                1,700      54,502       0.0%
*   VCA, Inc.                               9,000     458,730       0.0%
#*  Veeva Systems, Inc. Class A             6,387     169,575       0.0%
*   Vertex Pharmaceuticals, Inc.           26,076   3,214,649       0.1%
*   Vical, Inc.                               798         758       0.0%
*   Waters Corp.                            9,300   1,164,267       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------ ------------ ---------------
Health Care -- (Continued)
#*  WellCare Health Plans, Inc.            4,900 $    379,407       0.0%
    West Pharmaceutical Services, Inc.     7,390      393,739       0.0%
#*  Wright Medical Group, Inc.             3,917       99,374       0.0%
    Zimmer Holdings, Inc.                 18,480    2,029,843       0.1%
    Zoetis, Inc.                          56,227    2,497,603       0.1%
                                                 ------------      ----
Total Health Care                                 351,522,143      14.5%
                                                 ------------      ----
Industrials -- (10.8%)
    3M Co.                                67,855   10,611,843       0.5%
#   AAON, Inc.                             6,918      165,824       0.0%
    AAR Corp.                              3,583      108,350       0.0%
    ABM Industries, Inc.                   5,315      170,346       0.0%
#   Acacia Research Corp.                  4,362       48,069       0.0%
*   ACCO Brands Corp.                     10,352       81,470       0.0%
    Acme United Corp.                        400        7,390       0.0%
    Actuant Corp. Class A                  7,200      171,504       0.0%
    Acuity Brands, Inc.                    4,982      831,745       0.0%
#*  Adept Technology, Inc.                 1,502        9,177       0.0%
#   ADT Corp. (The)                       18,602      699,435       0.0%
#*  Advisory Board Co. (The)               4,600      238,694       0.0%
#*  AECOM                                 15,777      497,922       0.0%
*   Aegion Corp.                           6,240      114,941       0.0%
*   Aerojet Rocketdyne Holdings, Inc.      4,917       96,668       0.0%
#*  Aerovironment, Inc.                    2,727       69,811       0.0%
#   AGCO Corp.                            10,140      522,311       0.0%
#   Air Lease Corp.                       10,293      397,619       0.0%
*   Air Transport Services Group, Inc.     3,656       34,074       0.0%
    Alamo Group, Inc.                        789       48,744       0.0%
    Alaska Air Group, Inc.                14,864      952,188       0.1%
    Albany International Corp. Class A     2,633      103,214       0.0%
    Allegiant Travel Co.                   1,647      253,243       0.0%
    Allegion P.L.C.                       10,655      651,553       0.0%
    Allison Transmission Holdings, Inc.   17,796      545,981       0.0%
#   Altra Industrial Motion Corp.          4,206      110,912       0.0%
    AMERCO                                   854      275,022       0.0%
*   Ameresco, Inc. Class A                 1,700       11,424       0.0%
#   American Airlines Group, Inc.         81,400    3,930,399       0.2%
#   American Railcar Industries, Inc.      1,606       85,182       0.0%
#   American Science & Engineering, Inc.   1,029       38,505       0.0%
*   American Woodmark Corp.                1,214       61,550       0.0%
    AMETEK, Inc.                          26,050    1,365,541       0.1%
    AO Smith Corp.                         9,832      628,265       0.0%
    Apogee Enterprises, Inc.               3,751      197,378       0.0%
    Applied Industrial Technologies, Inc.  4,082      170,505       0.0%
*   ARC Document Solutions, Inc.           3,000       25,620       0.0%
    ArcBest Corp.                          3,000      107,100       0.0%
    Argan, Inc.                            1,347       43,522       0.0%
*   Armstrong World Industries, Inc.       5,335      292,038       0.0%
    Astec Industries, Inc.                 2,360       99,309       0.0%
*   Astronics Corp.                        1,758      118,331       0.0%
*   Astronics Corp. Class B                  508       34,976       0.0%
*   Atlas Air Worldwide Holdings, Inc.     2,609      127,163       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
Industrials -- (Continued)
*   Avis Budget Group, Inc.                11,377 $   615,951       0.0%
    AZZ, Inc.                               2,800     129,892       0.0%
#   B/E Aerospace, Inc.                    10,903     651,890       0.0%
    Babcock & Wilcox Co. (The)             11,668     377,110       0.0%
    Barnes Group, Inc.                      5,300     212,530       0.0%
#   Barrett Business Services, Inc.           825      36,688       0.0%
*   Beacon Roofing Supply, Inc.             4,942     146,876       0.0%
*   Blount International, Inc.              5,320      70,543       0.0%
    Boeing Co. (The)                       75,085  10,762,684       0.5%
    Brady Corp. Class A                     4,590     122,232       0.0%
#   Briggs & Stratton Corp.                 4,639      90,692       0.0%
#   Brink's Co. (The)                       4,959     131,265       0.0%
*   Builders FirstSource, Inc.              3,029      38,650       0.0%
*   CAI International, Inc.                 1,400      33,348       0.0%
    Carlisle Cos., Inc.                     6,798     656,007       0.0%
*   Casella Waste Systems, Inc. Class A     3,338      18,292       0.0%
#   Caterpillar, Inc.                      66,224   5,753,541       0.3%
#*  CBIZ, Inc.                              5,600      50,624       0.0%
    CDI Corp.                               1,100      15,004       0.0%
    Ceco Environmental Corp.                1,142      13,464       0.0%
    Celadon Group, Inc.                     3,823      98,786       0.0%
#   CH Robinson Worldwide, Inc.            17,200   1,107,508       0.1%
*   Chart Industries, Inc.                  3,200     129,760       0.0%
#   Chicago Bridge & Iron Co. NV            8,906     424,371       0.0%
    Cintas Corp.                           10,900     871,455       0.1%
    CIRCOR International, Inc.              1,580      86,331       0.0%
    Civeo Corp.                            11,400      53,238       0.0%
    CLARCOR, Inc.                           6,100     396,500       0.0%
#*  Clean Harbors, Inc.                     6,136     339,014       0.0%
#*  Colfax Corp.                            8,888     440,756       0.0%
    Columbus McKinnon Corp.                 2,000      50,720       0.0%
    Comfort Systems USA, Inc.               4,929     101,981       0.0%
#*  Command Security Corp.                  1,531       3,108       0.0%
*   Commercial Vehicle Group, Inc.          2,700      15,552       0.0%
    Con-way, Inc.                           5,656     232,462       0.0%
#   Copa Holdings SA Class A                3,120     345,977       0.0%
*   Copart, Inc.                           11,500     409,055       0.0%
    Corporate Executive Board Co. (The)     3,688     309,165       0.0%
    Courier Corp.                           1,460      35,449       0.0%
    Covanta Holding Corp.                  12,535     254,335       0.0%
*   Covenant Transportation Group, Inc.
      Class A                                 779      23,736       0.0%
*   CPI Aerostructures, Inc.                  541       5,970       0.0%
*   CRA International, Inc.                 1,100      32,120       0.0%
    Crane Co.                               4,900     299,439       0.0%
    CSX Corp.                             109,820   3,963,404       0.2%
    Cubic Corp.                             1,635      81,063       0.0%
    Cummins, Inc.                          18,889   2,611,593       0.1%
    Curtiss-Wright Corp.                    4,900     357,994       0.0%
    Danaher Corp.                          69,667   5,704,334       0.2%
#   Deere & Co.                            37,000   3,349,240       0.2%
    Delta Air Lines, Inc.                  92,217   4,116,567       0.2%
    Deluxe Corp.                            5,900     382,025       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Industrials -- (Continued)
*   DigitalGlobe, Inc.                        7,382 $   237,479       0.0%
#   Donaldson Co., Inc.                      15,100     564,287       0.0%
    Douglas Dynamics, Inc.                    3,141      68,317       0.0%
    Dover Corp.                              19,380   1,467,454       0.1%
*   Ducommun, Inc.                            1,100      33,440       0.0%
    Dun & Bradstreet Corp. (The)              3,900     497,913       0.0%
*   DXP Enterprises, Inc.                       999      45,005       0.0%
*   Dycom Industries, Inc.                    3,188     146,584       0.0%
#   Dynamic Materials Corp.                   1,062      14,220       0.0%
    Eastern Co. (The)                           600      11,976       0.0%
    Eaton Corp. P.L.C.                       51,616   3,547,568       0.2%
*   Echo Global Logistics, Inc.               1,877      54,245       0.0%
    EMCOR Group, Inc.                         7,100     316,873       0.0%
    Emerson Electric Co.                     76,589   4,505,731       0.2%
    Encore Wire Corp.                         1,900      85,519       0.0%
#*  Energy Recovery, Inc.                     2,000       5,940       0.0%
#   EnerSys                                   5,200     353,080       0.0%
    Engility Holdings, Inc.                   1,259      35,088       0.0%
    Ennis, Inc.                               2,716      41,772       0.0%
    EnPro Industries, Inc.                    2,000     128,020       0.0%
    Equifax, Inc.                            13,298   1,288,975       0.1%
    ESCO Technologies, Inc.                   2,486      91,236       0.0%
*   Esterline Technologies Corp.              3,200     356,128       0.0%
    Exelis, Inc.                             19,667     482,235       0.0%
    Expeditors International of
      Washington, Inc.                       22,436   1,028,242       0.1%
    Exponent, Inc.                            1,400     124,054       0.0%
#   Fastenal Co.                             30,365   1,294,156       0.1%
    Federal Signal Corp.                      6,721     105,654       0.0%
    FedEx Corp.                              30,129   5,108,975       0.2%
    Flowserve Corp.                          15,600     913,068       0.1%
    Fluor Corp.                              16,123     969,637       0.1%
    Fortune Brands Home & Security, Inc.     16,980     757,308       0.0%
    Forward Air Corp.                         4,083     205,661       0.0%
*   Franklin Covey Co.                        1,500      27,960       0.0%
#   Franklin Electric Co., Inc.               5,400     195,264       0.0%
    FreightCar America, Inc.                  1,200      31,308       0.0%
*   FTI Consulting, Inc.                      4,114     169,127       0.0%
*   Fuel Tech, Inc.                           1,700       4,539       0.0%
*   Furmanite Corp.                           3,300      24,090       0.0%
    G&K Services, Inc. Class A                2,500     176,500       0.0%
    GATX Corp.                                4,700     255,680       0.0%
#*  Gencor Industries, Inc.                     400       3,748       0.0%
#*  Generac Holdings, Inc.                    6,865     286,202       0.0%
    General Cable Corp.                       5,029      82,023       0.0%
    General Dynamics Corp.                   31,432   4,316,242       0.2%
    General Electric Co.                  1,138,222  30,823,052       1.3%
#*  Genesee & Wyoming, Inc. Class A           5,762     535,578       0.0%
*   Gibraltar Industries, Inc.                3,140      51,998       0.0%
    Global Power Equipment Group, Inc.        1,290      15,674       0.0%
*   Goldfield Corp. (The)                     1,983       3,312       0.0%
#   Gorman-Rupp Co. (The)                     2,441      66,176       0.0%
*   GP Strategies Corp.                       1,842      60,031       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                          SHARES   VALUE+   OF NET ASSETS**
                                          ------ ---------- ---------------
Industrials -- (Continued)
    Graco, Inc.                            6,625 $  474,482       0.0%
*   GrafTech International, Ltd.          12,182     58,961       0.0%
    Graham Corp.                           1,500     35,100       0.0%
    Granite Construction, Inc.             3,685    127,906       0.0%
*   Great Lakes Dredge & Dock Corp.        6,665     38,657       0.0%
#   Greenbrier Cos., Inc. (The)            2,169    125,130       0.0%
    Griffon Corp.                          5,003     84,100       0.0%
    H&E Equipment Services, Inc.           3,255     80,464       0.0%
    Hardinge, Inc.                           700      7,532       0.0%
    Harsco Corp.                           8,088    130,055       0.0%
*   Hawaiian Holdings, Inc.                4,038     93,197       0.0%
*   HC2 Holdings, Inc.                       900      9,954       0.0%
*   HD Supply Holdings, Inc.              20,171    665,643       0.0%
#   Healthcare Services Group, Inc.        1,607     48,644       0.0%
#   Heartland Express, Inc.                5,162    107,989       0.0%
#   HEICO Corp.                            2,900    161,936       0.0%
    HEICO Corp. Class A                    4,551    208,754       0.0%
    Heidrick & Struggles International,
      Inc.                                 1,861     44,776       0.0%
    Herman Miller, Inc.                    6,453    176,877       0.0%
*   Hertz Global Holdings, Inc.           36,477    760,181       0.0%
#   Hexcel Corp.                          10,870    545,130       0.0%
*   Hill International, Inc.               4,200     16,170       0.0%
    Hillenbrand, Inc.                      6,405    188,243       0.0%
    HNI Corp.                              5,673    264,589       0.0%
    Honeywell International, Inc.         83,188  8,395,333       0.4%
    Houston Wire & Cable Co.               2,370     22,373       0.0%
*   Hub Group, Inc. Class A                5,798    231,340       0.0%
    Hubbell, Inc. Class A                    275     30,657       0.0%
    Hubbell, Inc. Class B                  5,637    613,475       0.0%
*   Hudson Global, Inc.                    3,600      9,396       0.0%
    Huntington Ingalls Industries, Inc.    5,491    722,561       0.0%
    Hurco Cos., Inc.                         883     28,574       0.0%
*   Huron Consulting Group, Inc.           2,384    144,518       0.0%
    Hyster-Yale Materials Handling, Inc.   1,066     78,180       0.0%
*   ICF International, Inc.                1,750     67,375       0.0%
    IDEX Corp.                             8,775    658,213       0.0%
*   IHS, Inc. Class A                      7,064    886,320       0.1%
    Illinois Tool Works, Inc.             40,188  3,760,793       0.2%
    Ingersoll-Rand P.L.C.                 30,166  1,986,129       0.1%
#*  InnerWorkings, Inc.                    5,543     35,087       0.0%
*   Innovative Solutions & Support, Inc.   1,906      7,395       0.0%
    Insperity, Inc.                        3,580    172,413       0.0%
    Insteel Industries, Inc.               2,000     40,520       0.0%
*   Integrated Electrical Services, Inc.     858      7,044       0.0%
    Interface, Inc.                        7,269    157,955       0.0%
#   International Shipholding Corp.          637      6,994       0.0%
#   Intersections, Inc.                    1,231      3,976       0.0%
    ITT Corp.                              9,589    380,204       0.0%
#*  Jacobs Engineering Group, Inc.        13,400    574,324       0.0%
    JB Hunt Transport Services, Inc.      10,057    876,970       0.1%
#*  JetBlue Airways Corp.                 26,500    544,045       0.0%
    John Bean Technologies Corp.           2,998    115,693       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                          SHARES   VALUE+   OF NET ASSETS**
                                          ------ ---------- ---------------
Industrials -- (Continued)
#   Joy Global, Inc.                      10,525 $  448,786       0.0%
    Kadant, Inc.                             900     45,864       0.0%
#   Kaman Corp.                           10,849    452,512       0.0%
#   Kansas City Southern                  11,659  1,194,931       0.1%
    KAR Auction Services, Inc.            15,484    576,160       0.0%
    KBR, Inc.                             15,190    265,369       0.0%
    Kelly Services, Inc. Class A           2,711     44,515       0.0%
    Kennametal, Inc.                       8,500    300,985       0.0%
*   Key Technology, Inc.                     744      9,821       0.0%
    Kforce, Inc.                           2,790     63,445       0.0%
    Kimball International, Inc. Class B    2,500     25,300       0.0%
*   Kirby Corp.                            5,300    416,209       0.0%
*   KLX, Inc.                              5,451    228,451       0.0%
    Knight Transportation, Inc.            5,768    166,695       0.0%
    Knoll, Inc.                            5,103    116,195       0.0%
    Korn/Ferry International               4,871    153,583       0.0%
#*  Kratos Defense & Security Solutions,
      Inc.                                 3,728     20,392       0.0%
    L-3 Communications Holdings, Inc.     11,000  1,264,010       0.1%
    Landstar System, Inc.                  4,810    299,711       0.0%
#*  Lawson Products, Inc.                    649     15,219       0.0%
#*  Layne Christensen Co.                  1,700     11,424       0.0%
    LB Foster Co. Class A                    581     24,826       0.0%
    Lennox International, Inc.             4,700    498,012       0.0%
    Lincoln Electric Holdings, Inc.        8,460    565,636       0.0%
#   Lindsay Corp.                          1,349    106,827       0.0%
#*  LMI Aerospace, Inc.                      698      7,880       0.0%
    Lockheed Martin Corp.                 29,996  5,597,254       0.2%
    LSI Industries, Inc.                   2,400     21,504       0.0%
*   Lydall, Inc.                           1,419     38,086       0.0%
    Manitowoc Co., Inc. (The)             13,600    268,328       0.0%
    Manpowergroup, Inc.                    7,713    658,150       0.0%
#   Marten Transport, Ltd.                 3,358     74,749       0.0%
    Masco Corp.                           38,326  1,015,256       0.1%
#*  MasTec, Inc.                           6,300    113,022       0.0%
    Matson, Inc.                           4,200    170,100       0.0%
    Matthews International Corp. Class A   2,546    123,557       0.0%
    McGrath RentCorp                       2,486     82,311       0.0%
*   Meritor, Inc.                          9,997    131,161       0.0%
*   Mfri, Inc.                             1,091      6,470       0.0%
*   Middleby Corp. (The)                   6,075    615,640       0.0%
    Miller Industries, Inc.                1,421     31,802       0.0%
*   Mistras Group, Inc.                      203      3,646       0.0%
#   Mobile Mini, Inc.                      3,845    148,186       0.0%
*   Moog, Inc. Class A                     3,953    276,236       0.0%
*   MRC Global, Inc.                       6,500     94,900       0.0%
    MSA Safety, Inc.                       3,481    159,221       0.0%
#   MSC Industrial Direct Co., Inc.
      Class A                              5,217    370,720       0.0%
    Mueller Industries, Inc.               5,800    203,232       0.0%
    Mueller Water Products, Inc. Class A  15,235    142,600       0.0%
    Multi-Color Corp.                      1,486     93,291       0.0%
*   MYR Group, Inc.                        2,509     73,564       0.0%
#   National Presto Industries, Inc.         737     46,121       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                          SHARES   VALUE+   OF NET ASSETS**
                                          ------ ---------- ---------------
Industrials -- (Continued)
*   Navigant Consulting, Inc.              4,323 $   62,511       0.0%
*   NCI Building Systems, Inc.             3,774     58,422       0.0%
    Nielsen NV                            35,100  1,577,394       0.1%
*   NL Industries, Inc.                    4,704     34,668       0.0%
#   NN, Inc.                               1,100     27,676       0.0%
    Nordson Corp.                          6,170    491,440       0.0%
    Norfolk Southern Corp.                34,166  3,445,641       0.2%
*   Nortek, Inc.                             786     66,511       0.0%
    Northrop Grumman Corp.                23,019  3,545,847       0.2%
*   Northwest Pipe Co.                     1,100     26,664       0.0%
#*  NOW, Inc.                             11,296    269,974       0.0%
*   Old Dominion Freight Line, Inc.        6,962    495,207       0.0%
    Omega Flex, Inc.                         302      8,997       0.0%
*   On Assignment, Inc.                    4,685    157,650       0.0%
    Orbital ATK, Inc.                      6,215    454,689       0.0%
#*  Orion Energy Systems, Inc.               230        695       0.0%
*   Orion Marine Group, Inc.               2,500     21,050       0.0%
#   Oshkosh Corp.                          9,200    495,328       0.0%
    Owens Corning                         11,644    450,157       0.0%
    PACCAR, Inc.                          37,833  2,472,387       0.1%
    Pall Corp.                            12,100  1,177,572       0.1%
*   PAM Transportation Services, Inc.        492     28,826       0.0%
    Park-Ohio Holdings Corp.               1,300     60,229       0.0%
#   Parker Hannifin Corp.                 15,690  1,872,758       0.1%
*   Patrick Industries, Inc.                 600     36,036       0.0%
*   Pendrell Corp.                        12,128     13,220       0.0%
    Pentair P.L.C.                        22,197  1,379,544       0.1%
*   PGT, Inc.                              2,609     29,534       0.0%
    Pitney Bowes, Inc.                    21,813    487,957       0.0%
#*  PMFG, Inc.                               400      1,776       0.0%
*   Polypore International, Inc.           5,100    298,656       0.0%
    Powell Industries, Inc.                  700     23,233       0.0%
*   PowerSecure International, Inc.        2,600     34,086       0.0%
    Precision Castparts Corp.             15,985  3,303,940       0.2%
#   Primoris Services Corp.                3,064     58,921       0.0%
#*  Proto Labs, Inc.                       1,283     89,810       0.0%
    Quad/Graphics, Inc.                    2,303     49,607       0.0%
*   Quality Distribution, Inc.             2,577     25,564       0.0%
    Quanex Building Products Corp.         3,800     73,340       0.0%
*   Quanta Services, Inc.                 20,829    602,166       0.0%
#   Raven Industries, Inc.                 5,746    114,575       0.0%
    Raytheon Co.                          34,592  3,597,568       0.2%
    RBC Bearings, Inc.                     2,240    163,498       0.0%
    RCM Technologies, Inc.                   395      2,437       0.0%
    Regal-Beloit Corp.                     4,464    349,085       0.0%
*   Republic Airways Holdings, Inc.        4,358     53,342       0.0%
    Republic Services, Inc.               31,237  1,269,159       0.1%
    Resources Connection, Inc.             4,266     67,232       0.0%
*   Rexnord Corp.                          9,016    238,834       0.0%
*   Roadrunner Transportation Systems,
      Inc.                                 1,537     37,610       0.0%
    Robert Half International, Inc.       14,493    803,637       0.0%
#   Rockwell Automation, Inc.             14,920  1,769,512       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                          SHARES   VALUE+   OF NET ASSETS**
                                          ------ ---------- ---------------
Industrials -- (Continued)
    Rockwell Collins, Inc.                14,032 $1,365,735       0.1%
    Rollins, Inc.                         10,389    257,647       0.0%
    Roper Technologies, Inc.              10,600  1,782,602       0.1%
*   RPX Corp.                              2,672     41,576       0.0%
#   RR Donnelley & Sons Co.               21,114    393,143       0.0%
*   Rush Enterprises, Inc. Class A         2,675     69,924       0.0%
    Ryder System, Inc.                     5,488    523,336       0.0%
*   Saia, Inc.                             2,325     94,744       0.0%
#*  Sensata Technologies Holding NV       17,430    962,310       0.1%
    SIFCO Industries, Inc.                   100      1,457       0.0%
    Simpson Manufacturing Co., Inc.        3,827    125,449       0.0%
    SkyWest, Inc.                          4,969     67,827       0.0%
    Snap-on, Inc.                          6,294    941,268       0.1%
#*  SolarCity Corp.                        2,775    166,639       0.0%
    Southwest Airlines Co.                81,139  3,290,998       0.2%
*   SP Plus Corp.                          2,343     53,327       0.0%
*   Sparton Corp.                            400     10,308       0.0%
*   Spirit Aerosystems Holdings, Inc.
      Class A                             15,300    778,617       0.0%
*   Spirit Airlines, Inc.                  8,024    549,403       0.0%
    SPX Corp.                              3,900    300,300       0.0%
    Standex International Corp.            1,820    147,183       0.0%
    Stanley Black & Decker, Inc.          16,463  1,624,898       0.1%
    Steelcase, Inc. Class A               13,910    244,399       0.0%
*   Stericycle, Inc.                       9,382  1,251,840       0.1%
#*  Sterling Construction Co., Inc.        1,440      6,322       0.0%
#   Sun Hydraulics Corp.                   2,235     86,964       0.0%
#*  Swift Transportation Co.               9,100    220,220       0.0%
    TAL International Group, Inc.          3,192    123,020       0.0%
#*  Taser International, Inc.              5,800    175,102       0.0%
*   Team, Inc.                             1,992     77,847       0.0%
*   Tecumseh Products Co.                    900      2,943       0.0%
#*  Teledyne Technologies, Inc.            3,700    388,389       0.0%
    Tennant Co.                            1,603    103,057       0.0%
#   Terex Corp.                           11,602    318,591       0.0%
    Tetra Tech, Inc.                       6,326    171,498       0.0%
#   Textainer Group Holdings, Ltd.         2,100     63,630       0.0%
    Textron, Inc.                         29,300  1,288,614       0.1%
*   Thermon Group Holdings, Inc.           2,619     60,944       0.0%
    Timken Co. (The)                       8,560    336,322       0.0%
#   Titan International, Inc.              4,800     49,872       0.0%
#*  Titan Machinery, Inc.                  1,496     21,916       0.0%
    Toro Co. (The)                         6,400    429,056       0.0%
    Towers Watson & Co. Class A            7,250    920,061       0.1%
    TransDigm Group, Inc.                  5,600  1,187,928       0.1%
*   TRC Cos., Inc.                         3,000     22,410       0.0%
*   Trex Co., Inc.                         2,928    137,382       0.0%
*   Trimas Corp.                           3,678    103,609       0.0%
#   Trinity Industries, Inc.              16,800    455,112       0.0%
#   Triumph Group, Inc.                    5,222    309,351       0.0%
*   TrueBlue, Inc.                         4,300    123,754       0.0%
*   Tutor Perini Corp.                     3,160     66,992       0.0%
    Twin Disc, Inc.                          668     12,017       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                        SHARES     VALUE+    OF NET ASSETS**
                                        ------- ------------ ---------------
Industrials -- (Continued)
    Tyco International P.L.C.            49,979 $  1,968,173       0.1%
*   Ultralife Corp.                       2,100        8,568       0.0%
    UniFirst Corp.                        1,540      174,374       0.0%
    Union Pacific Corp.                 100,032   10,626,399       0.5%
*   United Continental Holdings, Inc.    42,129    2,516,786       0.1%
#   United Parcel Service, Inc. Class B  79,412    7,983,288       0.3%
#*  United Rentals, Inc.                 10,112      976,617       0.1%
    United Stationers, Inc.               3,629      147,374       0.0%
    United Technologies Corp.            97,036   11,037,845       0.5%
    Universal Forest Products, Inc.       1,800       99,576       0.0%
    Universal Truckload Services, Inc.      888       18,861       0.0%
#   US Ecology, Inc.                      1,848       86,690       0.0%
*   USA Truck, Inc.                       1,235       30,332       0.0%
#*  USG Corp.                             9,800      260,092       0.0%
#*  UTi Worldwide, Inc.                   9,764       88,169       0.0%
#   Valmont Industries, Inc.              2,500      315,050       0.0%
*   Vectrus, Inc.                         1,092       27,912       0.0%
*   Verisk Analytics, Inc. Class A       14,460    1,085,078       0.1%
#*  Veritiv Corp.                           831       33,024       0.0%
*   Versar, Inc.                          1,500        5,565       0.0%
    Viad Corp.                            1,850       49,155       0.0%
*   Vicor Corp.                           1,200       18,300       0.0%
*   Virco Manufacturing Corp.             1,718        4,570       0.0%
#   VSE Corp.                               800       56,912       0.0%
#*  Wabash National Corp.                 6,947       97,397       0.0%
*   WABCO Holdings, Inc.                  6,600      821,370       0.0%
    Wabtec Corp.                         10,720    1,008,216       0.1%
    Waste Connections, Inc.              12,075      572,476       0.0%
    Waste Management, Inc.               46,755    2,315,775       0.1%
    Watsco, Inc.                          2,800      336,812       0.0%
    Watts Water Technologies, Inc.
      Class A                             2,870      156,558       0.0%
#   Werner Enterprises, Inc.              4,400      118,228       0.0%
#*  Wesco Aircraft Holdings, Inc.         2,513       39,404       0.0%
#*  WESCO International, Inc.             4,987      359,762       0.0%
    West Corp.                            1,977       61,188       0.0%
*   Willis Lease Finance Corp.              400        7,600       0.0%
    Woodward, Inc.                        6,716      315,988       0.0%
#   WW Grainger, Inc.                     6,800    1,689,324       0.1%
#*  XPO Logistics, Inc.                   8,227      399,009       0.0%
    Xylem, Inc.                          19,333      715,708       0.0%
                                                ------------      ----
Total Industrials                                277,841,235      11.5%
                                                ------------      ----
Information Technology -- (18.8%)
#*  3D Systems Corp.                     10,300      258,427       0.0%
    Accenture P.L.C. Class A             69,835    6,470,213       0.3%
#*  ACI Worldwide, Inc.                  12,654      291,422       0.0%
    Activision Blizzard, Inc.            51,000    1,163,565       0.1%
*   Actua Corp.                           3,900       56,433       0.0%
*   Acxiom Corp.                          7,928      138,423       0.0%
*   ADDvantage Technologies Group, Inc.     400          984       0.0%
*   Adobe Systems, Inc.                  51,768    3,937,474       0.2%
    ADTRAN, Inc.                          5,562       92,385       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Information Technology -- (Continued)
*   Advanced Energy Industries, Inc.      4,259 $   104,175       0.0%
    Advent Software, Inc.                 5,022     218,005       0.0%
#*  Agilysys, Inc.                        2,000      18,820       0.0%
*   Akamai Technologies, Inc.            19,669   1,451,179       0.1%
*   Alliance Data Systems Corp.           7,087   2,107,036       0.1%
*   Alpha & Omega Semiconductor, Ltd.       640       5,242       0.0%
    Altera Corp.                         33,767   1,407,409       0.1%
    Amdocs, Ltd.                         16,670     918,017       0.1%
    American Software, Inc. Class A       2,676      25,984       0.0%
*   Amkor Technology, Inc.               11,015      77,435       0.0%
    Amphenol Corp. Class A               33,688   1,865,305       0.1%
*   Amtech Systems, Inc.                    897      11,213       0.0%
#*  ANADIGICS, Inc.                       8,617      11,374       0.0%
    Analog Devices, Inc.                 33,475   2,070,094       0.1%
*   Anixter International, Inc.           3,000     211,800       0.0%
*   ANSYS, Inc.                          10,192     874,881       0.1%
*   AOL, Inc.                             8,562     341,624       0.0%
    Apple, Inc.                         677,523  84,792,003       3.5%
    Applied Materials, Inc.             134,035   2,652,553       0.1%
*   ARRIS Group, Inc.                    13,250     446,194       0.0%
*   Arrow Electronics, Inc.              11,300     674,723       0.0%
*   Aspen Technology, Inc.                9,812     435,555       0.0%
#   Atmel Corp.                          46,749     354,357       0.0%
*   Autodesk, Inc.                       23,409   1,330,333       0.1%
    Automatic Data Processing, Inc.      52,539   4,441,647       0.2%
    Avago Technologies, Ltd.             28,164   3,291,808       0.2%
*   AVG Technologies NV                  13,216     316,127       0.0%
*   Aviat Networks, Inc.                  6,079       6,930       0.0%
*   Avid Technology, Inc.                 3,971      64,290       0.0%
    Avnet, Inc.                          15,500     660,765       0.0%
    AVX Corp.                             6,815      93,843       0.0%
    Aware, Inc.                           2,752      11,558       0.0%
*   Axcelis Technologies, Inc.            1,800       4,536       0.0%
*   AXT, Inc.                             2,829       6,733       0.0%
#   Badger Meter, Inc.                    1,600      99,552       0.0%
*   Barracuda Networks, Inc.                 19         770       0.0%
    Bel Fuse, Inc. Class B                1,175      24,123       0.0%
    Belden, Inc.                          4,749     398,679       0.0%
*   Benchmark Electronics, Inc.           4,988     117,368       0.0%
    Black Box Corp.                       2,047      40,735       0.0%
#   Blackbaud, Inc.                       5,000     252,650       0.0%
*   Blackhawk Network Holdings, Inc.
      Class B                             4,398     161,451       0.0%
*   Blucora, Inc.                         5,747      78,561       0.0%
    Booz Allen Hamilton Holding Corp.     9,884     271,810       0.0%
#*  Bottomline Technologies de, Inc.      3,763     100,698       0.0%
    Broadcom Corp. Class A               58,795   2,599,033       0.1%
    Broadridge Financial Solutions,
      Inc.                               13,095     706,082       0.0%
    Brocade Communications Systems,
      Inc.                               46,371     523,992       0.0%
    Brooks Automation, Inc.               5,441      58,545       0.0%
    CA, Inc.                             34,897   1,108,678       0.1%
*   Cabot Microelectronics Corp.          2,700     127,710       0.0%
*   CACI International, Inc. Class A      2,335     206,040       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Information Technology -- (Continued)
#*  Cadence Design Systems, Inc.         31,922 $   595,345       0.0%
*   CalAmp Corp.                          3,487      68,729       0.0%
*   Calix, Inc.                           3,886      28,718       0.0%
#*  Cardtronics, Inc.                     5,453     205,742       0.0%
*   Cascade Microtech, Inc.               1,242      16,469       0.0%
#   Cass Information Systems, Inc.        1,118      58,438       0.0%
#*  Cavium, Inc.                          5,985     387,768       0.0%
    CDK Global, Inc.                     18,394     881,440       0.1%
    CDW Corp.                            12,488     478,540       0.0%
*   Ceva, Inc.                            1,916      39,661       0.0%
    Checkpoint Systems, Inc.              4,385      45,429       0.0%
*   CIBER, Inc.                          16,532      58,358       0.0%
#*  Ciena Corp.                          13,235     281,905       0.0%
*   Cimpress NV                           3,805     319,392       0.0%
*   Cirrus Logic, Inc.                    7,925     267,706       0.0%
    Cisco Systems, Inc.                 574,099  16,551,274       0.7%
*   Citrix Systems, Inc.                 19,517   1,310,762       0.1%
#*  Clearfield, Inc.                        574       7,778       0.0%
*   Cognex Corp.                          8,336     374,203       0.0%
*   Cognizant Technology Solutions
      Corp. Class A                      66,862   3,914,101       0.2%
*   Coherent, Inc.                        2,264     135,840       0.0%
    Cohu, Inc.                            1,500      15,705       0.0%
*   CommScope Holding Co., Inc.             432      12,748       0.0%
    Communications Systems, Inc.          1,155      12,959       0.0%
*   CommVault Systems, Inc.               4,695     214,796       0.0%
    Computer Sciences Corp.              16,353   1,053,951       0.1%
    Computer Task Group, Inc.             1,400      11,522       0.0%
*   comScore, Inc.                        2,204     115,401       0.0%
    Comtech Telecommunications Corp.      1,794      51,847       0.0%
*   Comverse, Inc.                        1,137      27,856       0.0%
*   Constant Contact, Inc.                3,432     119,605       0.0%
#   Convergys Corp.                      11,700     265,356       0.0%
*   CoreLogic, Inc.                       9,249     361,728       0.0%
    Corning, Inc.                       158,824   3,324,186       0.2%
*   CoStar Group, Inc.                    3,636     743,307       0.0%
*   Covisint Corp.                        2,786       5,461       0.0%
*   Cray, Inc.                            4,250     119,382       0.0%
#*  Cree, Inc.                           11,750     372,240       0.0%
#*  Crexendo, Inc.                        1,426       3,080       0.0%
#   CSG Systems International, Inc.       3,600     104,832       0.0%
    CTS Corp.                             5,571      99,944       0.0%
*   CyberOptics Corp.                     1,199      12,613       0.0%
    Cypress Semiconductor Corp.          30,164     401,784       0.0%
    Daktronics, Inc.                      4,150      44,529       0.0%
*   Datalink Corp.                        1,423      16,450       0.0%
#*  Dealertrack Technologies, Inc.        4,579     180,000       0.0%
*   Demand Media, Inc.                      553       3,545       0.0%
*   DHI Group, Inc.                       4,237      32,201       0.0%
#   Diebold, Inc.                         5,900     205,143       0.0%
*   Digi International, Inc.              2,040      20,604       0.0%
#   Digimarc Corp.                          858      20,077       0.0%
*   Diodes, Inc.                          3,450      92,184       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Information Technology -- (Continued)
#   Dolby Laboratories, Inc. Class A      5,260 $   211,768       0.0%
*   Dot Hill Systems Corp.                3,766      23,650       0.0%
*   DSP Group, Inc.                       3,109      35,380       0.0%
    DST Systems, Inc.                     4,093     471,022       0.0%
*   DTS, Inc.                             2,882     103,320       0.0%
#   EarthLink Holdings Corp.             14,869      70,330       0.0%
*   eBay, Inc.                          125,009   7,283,024       0.3%
#   Ebix, Inc.                            5,000     136,450       0.0%
*   EchoStar Corp. Class A                4,501     225,050       0.0%
*   Edgewater Technology, Inc.            1,000       7,050       0.0%
    Electro Rent Corp.                    2,590      28,076       0.0%
    Electro Scientific Industries, Inc.   2,430      13,851       0.0%
*   Electronic Arts, Inc.                33,626   1,953,334       0.1%
*   Electronics for Imaging, Inc.         5,000     208,650       0.0%
#*  Ellie Mae, Inc.                       1,400      77,000       0.0%
#*  eMagin Corp.                          2,210       4,796       0.0%
    EMC Corp.                           220,948   5,945,711       0.3%
*   Emcore Corp.                            827       4,507       0.0%
*   Emulex Corp.                          8,842      70,913       0.0%
#*  EnerNOC, Inc.                         2,080      22,984       0.0%
*   Entegris, Inc.                       13,900     185,009       0.0%
*   Entropic Communications, Inc.         6,575      19,857       0.0%
*   Envestnet, Inc.                       3,212     164,647       0.0%
*   EPAM Systems, Inc.                    3,735     241,692       0.0%
    EPIQ Systems, Inc.                    4,051      72,553       0.0%
*   ePlus, Inc.                             500      41,480       0.0%
#*  Euronet Worldwide, Inc.               5,700     333,336       0.0%
*   Exar Corp.                            4,019      39,668       0.0%
*   ExlService Holdings, Inc.             2,742      94,407       0.0%
*   Extreme Networks, Inc.                6,199      15,621       0.0%
*   F5 Networks, Inc.                     7,950     970,059       0.1%
*   Fabrinet                                500       9,055       0.0%
*   Facebook, Inc. Class A              244,144  19,231,223       0.8%
#   FactSet Research Systems, Inc.        4,350     684,646       0.0%
    Fair Isaac Corp.                      3,625     320,667       0.0%
*   Fairchild Semiconductor
      International, Inc.                13,385     243,139       0.0%
*   FARO Technologies, Inc.               2,100      83,643       0.0%
    FEI Co.                               4,865     367,113       0.0%
    Fidelity National Information
      Services, Inc.                     30,261   1,891,010       0.1%
#*  Finisar Corp.                         9,600     195,168       0.0%
#*  FireEye, Inc.                         8,900     367,570       0.0%
#*  First Solar, Inc.                     6,579     392,569       0.0%
*   Fiserv, Inc.                         28,600   2,219,360       0.1%
*   FleetCor Technologies, Inc.           8,068   1,298,061       0.1%
    FLIR Systems, Inc.                   16,900     522,041       0.0%
*   FormFactor, Inc.                      6,406      51,056       0.0%
    Forrester Research, Inc.              1,137      39,556       0.0%
*   Fortinet, Inc.                       15,661     591,046       0.0%
*   Freescale Semiconductor, Ltd.        11,878     464,311       0.0%
*   Frequency Electronics, Inc.             798      10,143       0.0%
*   Gartner, Inc.                        10,000     829,800       0.0%
*   Genpact, Ltd.                        22,351     488,593       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Information Technology -- (Continued)
*   Global Cash Access Holdings, Inc.     5,930 $    43,882       0.0%
    Global Payments, Inc.                 8,396     841,951       0.0%
*   Google, Inc. Class A                 30,123  16,530,599       0.7%
*   Google, Inc. Class C                 31,208  16,769,539       0.7%
*   GSE Systems, Inc.                     1,745       2,618       0.0%
*   GSI Group, Inc.                       1,769      23,492       0.0%
*   GSI Technology, Inc.                  2,032      10,749       0.0%
*   GTT Communications, Inc.              2,997      54,725       0.0%
#*  Guidewire Software, Inc.              6,228     311,089       0.0%
    Hackett Group, Inc. (The)             5,500      52,800       0.0%
*   Harmonic, Inc.                       10,205      71,537       0.0%
    Harris Corp.                         12,040     966,090       0.1%
    Heartland Payment Systems, Inc.       4,300     218,870       0.0%
    Hewlett-Packard Co.                 209,028   6,891,653       0.3%
#*  HomeAway, Inc.                        7,000     195,650       0.0%
#*  Hutchinson Technology, Inc.           1,900       4,484       0.0%
    IAC/InterActiveCorp                   8,300     579,506       0.0%
*   ID Systems, Inc.                      1,700      11,917       0.0%
#*  Identiv, Inc.                           109       1,061       0.0%
*   IEC Electronics Corp.                   638       2,680       0.0%
*   iGATE Corp.                           5,400     256,824       0.0%
*   II-VI, Inc.                           4,886      86,922       0.0%
#*  Imation Corp.                         2,440       9,980       0.0%
#*  Immersion Corp.                         597       6,466       0.0%
#*  Infinera Corp.                       10,000     188,000       0.0%
*   Informatica Corp.                    12,500     600,875       0.0%
*   Ingram Micro, Inc. Class A           16,470     414,385       0.0%
*   Innodata, Inc.                        2,754       7,629       0.0%
#*  Inphi Corp.                           1,500      32,175       0.0%
*   Insight Enterprises, Inc.             4,020     115,052       0.0%
*   Integrated Device Technology, Inc.   15,881     288,875       0.0%
    Integrated Silicon Solution, Inc.     3,810      70,675       0.0%
    Intel Corp.                         549,375  17,882,156       0.8%
#*  Interactive Intelligence Group,
      Inc.                                1,900      83,562       0.0%
#   InterDigital, Inc.                    4,500     246,240       0.0%
#*  Internap Corp.                        7,852      73,809       0.0%
    International Business Machines
      Corp.                             105,694  18,104,325       0.8%
*   Interphase Corp.                        490         642       0.0%
    Intersil Corp. Class A               12,140     162,069       0.0%
#*  Intevac, Inc.                         2,384      11,539       0.0%
*   IntraLinks Holdings, Inc.               721       7,066       0.0%
*   IntriCon Corp.                          800       6,200       0.0%
    Intuit, Inc.                         29,798   2,989,633       0.1%
*   IPG Photonics Corp.                   4,276     378,768       0.0%
*   Iteris, Inc.                            600       1,062       0.0%
#*  Itron, Inc.                           4,100     147,026       0.0%
#*  Ixia                                  4,546      54,461       0.0%
    IXYS Corp.                            2,391      27,042       0.0%
    j2 Global, Inc.                       5,183     359,545       0.0%
    Jabil Circuit, Inc.                  19,112     430,402       0.0%
    Jack Henry & Associates, Inc.         8,990     597,925       0.0%
#*  JDS Uniphase Corp.                   25,300     320,298       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Information Technology -- (Continued)
    Juniper Networks, Inc.               51,449 $ 1,359,797       0.1%
*   Kemet Corp.                           2,594      11,206       0.0%
*   Key Tronic Corp.                        749       8,951       0.0%
*   Keysight Technologies, Inc.          18,161     607,667       0.0%
*   Kimball Electronics, Inc.             1,875      23,981       0.0%
    KLA-Tencor Corp.                     17,570   1,033,116       0.1%
#*  Knowles Corp.                         9,690     185,757       0.0%
*   Kofax, Ltd.                           1,816      20,030       0.0%
*   Kopin Corp.                           8,696      28,871       0.0%
*   Kulicke & Soffa Industries, Inc.      6,752     102,023       0.0%
*   KVH Industries, Inc.                  2,000      26,980       0.0%
    Lam Research Corp.                   16,902   1,277,453       0.1%
*   Lattice Semiconductor Corp.           8,552      50,713       0.0%
    Leidos Holdings, Inc.                 7,400     308,136       0.0%
    Lexmark International, Inc. Class A   7,972     353,877       0.0%
*   Limelight Networks, Inc.              5,494      20,328       0.0%
    Linear Technology Corp.              24,807   1,144,347       0.1%
*   LinkedIn Corp. Class A               13,138   3,312,484       0.2%
*   Lionbridge Technologies, Inc.         5,700      31,635       0.0%
#*  Liquidity Services, Inc.                652       6,103       0.0%
    Littelfuse, Inc.                      2,279     223,319       0.0%
*   LoJack Corp.                          2,400       5,976       0.0%
#*  M/A-COM Technology Solutions
      Holdings, Inc.                        894      27,240       0.0%
#*  Magnachip Semiconductor Corp.         2,100      11,508       0.0%
*   Manhattan Associates, Inc.            8,776     461,267       0.0%
    ManTech International Corp. Class A   2,440      71,321       0.0%
    Marchex, Inc. Class B                 3,183      13,528       0.0%
    Marvell Technology Group, Ltd.       49,822     698,006       0.0%
    MasterCard, Inc. Class A            111,866  10,091,432       0.4%
#*  Mattersight Corp.                       500       3,420       0.0%
*   Mattson Technology, Inc.                200         682       0.0%
    Maxim Integrated Products, Inc.      30,528   1,002,234       0.1%
    MAXIMUS, Inc.                         7,600     486,476       0.0%
*   MaxLinear, Inc. Class A               1,002       8,547       0.0%
#*  Maxwell Technologies, Inc.              703       3,937       0.0%
    Mentor Graphics Corp.                12,551     300,345       0.0%
*   Mercury Systems, Inc.                 2,500      34,525       0.0%
#   Mesa Laboratories, Inc.                 300      25,467       0.0%
    Methode Electronics, Inc.             5,669     240,706       0.0%
    Micrel, Inc.                          5,800      78,880       0.0%
#   Microchip Technology, Inc.           21,068   1,003,996       0.1%
#*  Micron Technology, Inc.             115,231   3,241,448       0.1%
*   Microsemi Corp.                       9,716     324,126       0.0%
    Microsoft Corp.                     871,910  42,409,702       1.8%
    MKS Instruments, Inc.                 5,048     175,721       0.0%
    MOCON, Inc.                             535       9,309       0.0%
#*  ModusLink Global Solutions, Inc.      5,100      17,850       0.0%
*   MoneyGram International, Inc.         1,383      10,718       0.0%
    Monolithic Power Systems, Inc.        3,320     172,076       0.0%
    Monotype Imaging Holdings, Inc.       4,300     139,363       0.0%
#*  Monster Worldwide, Inc.              12,900      75,981       0.0%
#*  MoSys, Inc.                           3,108       6,807       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Information Technology -- (Continued)
    Motorola Solutions, Inc.             23,741 $ 1,418,525       0.1%
#   MTS Systems Corp.                     1,700     119,986       0.0%
*   Multi-Fineline Electronix, Inc.       1,672      39,091       0.0%
*   Nanometrics, Inc.                     2,297      35,512       0.0%
    National Instruments Corp.           10,553     301,816       0.0%
    NCI, Inc. Class A                     1,200      12,240       0.0%
*   NCR Corp.                            17,270     473,889       0.0%
*   NeoPhotonics Corp.                      780       4,313       0.0%
    NetApp, Inc.                         38,360   1,390,550       0.1%
*   NETGEAR, Inc.                         3,951     119,597       0.0%
#*  Netscout Systems, Inc.                3,814     156,755       0.0%
#*  NetSuite, Inc.                        3,700     353,609       0.0%
#*  NeuStar, Inc. Class A                 7,800     234,000       0.0%
*   Newport Corp.                         5,630     107,364       0.0%
    NIC, Inc.                             5,718      97,206       0.0%
*   Novatel Wireless, Inc.                4,993      30,258       0.0%
#*  Nuance Communications, Inc.          25,192     386,193       0.0%
*   Numerex Corp. Class A                   700       7,693       0.0%
#   NVIDIA Corp.                         63,600   1,411,602       0.1%
#*  Oclaro, Inc.                          4,000       7,680       0.0%
*   OmniVision Technologies, Inc.         5,145     143,520       0.0%
*   ON Semiconductor Corp.               48,843     562,671       0.0%
    Optical Cable Corp.                   1,300       5,291       0.0%
    Oracle Corp.                        400,229  17,457,989       0.7%
*   OSI Systems, Inc.                     2,078     139,662       0.0%
#*  Palo Alto Networks, Inc.              7,298   1,078,061       0.1%
*   PAR Technology Corp.                  1,750       7,175       0.0%
    Park Electrochemical Corp.            2,544      55,256       0.0%
    Paychex, Inc.                        35,021   1,694,666       0.1%
    PC Connection, Inc.                   1,900      46,151       0.0%
    PC-Tel, Inc.                          2,700      21,330       0.0%
*   PCM, Inc.                             1,468      14,489       0.0%
*   PDF Solutions, Inc.                   3,109      56,180       0.0%
    Pegasystems, Inc.                     2,690      57,943       0.0%
    Perceptron, Inc.                        528       6,431       0.0%
*   Perficient, Inc.                      2,556      52,730       0.0%
    Pericom Semiconductor Corp.           2,935      36,746       0.0%
*   Photronics, Inc.                      5,488      48,130       0.0%
*   Planar Systems, Inc.                    930       5,366       0.0%
#   Plantronics, Inc.                     4,499     239,662       0.0%
*   Plexus Corp.                          2,240      96,432       0.0%
*   PMC-Sierra, Inc.                     21,900     184,617       0.0%
*   Polycom, Inc.                        18,000     234,900       0.0%
    Power Integrations, Inc.              2,919     144,461       0.0%
*   PRGX Global, Inc.                     2,100       8,904       0.0%
#*  Procera Networks, Inc.                1,209      13,916       0.0%
*   Progress Software Corp.               6,750     178,200       0.0%
*   PTC, Inc.                            15,600     598,104       0.0%
    QAD, Inc. Class A                       739      18,017       0.0%
    QAD, Inc. Class B                       184       3,616       0.0%
*   QLogic Corp.                          7,416     109,015       0.0%
*   Qorvo, Inc.                          15,122     996,691       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Information Technology -- (Continued)
    QUALCOMM, Inc.                      185,425 $12,608,900       0.5%
*   Qualstar Corp.                          300         396       0.0%
*   QuinStreet, Inc.                      2,500      13,575       0.0%
*   Qumu Corp.                            1,254      17,318       0.0%
*   Rackspace Hosting, Inc.              13,000     700,700       0.0%
*   Radisys Corp.                         2,460       5,412       0.0%
#*  Rambus, Inc.                         10,013     138,580       0.0%
*   RealD, Inc.                           2,400      29,472       0.0%
*   RealNetworks, Inc.                    3,050      20,038       0.0%
#*  RealPage, Inc.                        5,000      99,200       0.0%
*   Red Hat, Inc.                        20,680   1,556,377       0.1%
    Reis, Inc.                            1,130      25,685       0.0%
    Richardson Electronics, Ltd.          2,200      19,536       0.0%
#*  Rightside Group, Ltd.                   553       4,501       0.0%
*   Rofin-Sinar Technologies, Inc.        1,380      32,651       0.0%
*   Rogers Corp.                          1,570     114,155       0.0%
*   Rosetta Stone, Inc.                   1,296      10,835       0.0%
#*  Rovi Corp.                           11,513     213,106       0.0%
#*  Rubicon Technology, Inc.              1,987       7,630       0.0%
*   Rudolph Technologies, Inc.            2,529      32,447       0.0%
*   Salesforce.com, Inc.                 67,791   4,936,541       0.2%
#   SanDisk Corp.                        25,120   1,681,533       0.1%
*   Sanmina Corp.                         7,765     157,862       0.0%
*   ScanSource, Inc.                      2,184      87,032       0.0%
    Science Applications International
      Corp.                               4,228     211,823       0.0%
*   SciQuest, Inc.                        3,307      50,829       0.0%
*   Seachange International, Inc.         3,000      20,130       0.0%
#   Seagate Technology P.L.C.            35,310   2,073,403       0.1%
*   Semtech Corp.                         7,320     170,483       0.0%
#*  ServiceNow, Inc.                     14,294   1,070,049       0.1%
*   ShoreTel, Inc.                        4,620      32,155       0.0%
#*  Shutterstock, Inc.                      900      60,741       0.0%
*   Sigma Designs, Inc.                   2,500      19,975       0.0%
#*  Silicon Graphics International
      Corp.                               1,172       9,505       0.0%
*   Silicon Laboratories, Inc.            4,220     218,047       0.0%
#   Skyworks Solutions, Inc.             20,803   1,919,077       0.1%
*   SolarWinds, Inc.                      7,737     377,411       0.0%
    Solera Holdings, Inc.                 7,592     368,364       0.0%
*   Sonus Networks, Inc.                  4,563      36,139       0.0%
#*  Splunk, Inc.                         12,881     854,590       0.1%
    SS&C Technologies Holdings, Inc.      7,581     456,149       0.0%
*   Stamps.com, Inc.                      1,538      95,187       0.0%
*   StarTek, Inc.                         2,385      19,688       0.0%
#*  Stratasys, Ltd.                       3,698     138,490       0.0%
#*  SunEdison, Inc.                      26,920     681,614       0.0%
#*  SunPower Corp.                        4,042     130,112       0.0%
*   Super Micro Computer, Inc.            3,909     112,462       0.0%
*   support.com, Inc.                     5,150       8,137       0.0%
*   Sykes Enterprises, Inc.               3,800      95,114       0.0%
    Symantec Corp.                       73,841   1,840,487       0.1%
#*  Synaptics, Inc.                       3,900     330,408       0.0%
#*  Synchronoss Technologies, Inc.        3,036     139,292       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Information Technology -- (Continued)
    SYNNEX Corp.                          3,205 $   245,182       0.0%
*   Synopsys, Inc.                       16,668     781,396       0.0%
*   Syntel, Inc.                          4,000     180,080       0.0%
#*  Tableau Software, Inc. Class A        4,414     431,866       0.0%
*   Take-Two Interactive Software, Inc.   8,400     199,080       0.0%
    TE Connectivity, Ltd.                44,823   2,982,971       0.1%
*   Tech Data Corp.                       3,513     198,028       0.0%
*   TeleCommunication Systems, Inc.
      Class A                             4,140      12,917       0.0%
*   Telenav, Inc.                         1,400      11,704       0.0%
    TeleTech Holdings, Inc.               2,400      62,256       0.0%
#*  Teradata Corp.                       15,885     698,781       0.0%
    Teradyne, Inc.                       23,067     420,973       0.0%
    Tessco Technologies, Inc.             1,314      33,205       0.0%
    Tessera Technologies, Inc.            4,753     171,631       0.0%
    Texas Instruments, Inc.             116,979   6,341,432       0.3%
*   TiVo, Inc.                           11,267     124,500       0.0%
    Total System Services, Inc.          17,783     703,495       0.0%
    Transact Technologies, Inc.             600       3,072       0.0%
#*  Travelzoo, Inc.                         400       5,256       0.0%
*   Trimble Navigation, Ltd.             26,764     680,609       0.0%
#*  TTM Technologies, Inc.                5,400      50,490       0.0%
*   Twitter, Inc.                        40,269   1,568,880       0.1%
*   Tyler Technologies, Inc.              3,425     417,679       0.0%
    Ubiquiti Networks, Inc.               1,600      45,712       0.0%
#*  Ultimate Software Group, Inc. (The)   2,896     481,373       0.0%
*   Ultra Clean Holdings, Inc.            2,422      14,556       0.0%
#*  Ultratech, Inc.                       2,900      57,884       0.0%
*   Unisys Corp.                          4,732     103,016       0.0%
*   United Online, Inc.                   1,335      21,133       0.0%
#*  Universal Display Corp.                 137       6,038       0.0%
#*  Unwired Planet, Inc.                  5,758       3,399       0.0%
*   USA Technologies, Inc.                  346       1,038       0.0%
*   Vantiv, Inc. Class A                 14,783     578,015       0.0%
*   Veeco Instruments, Inc.               3,900     115,089       0.0%
#*  VeriFone Systems, Inc.               12,403     443,655       0.0%
*   Verint Systems, Inc.                  6,479     398,005       0.0%
#*  VeriSign, Inc.                       14,623     928,707       0.1%
#*  ViaSat, Inc.                          4,617     277,574       0.0%
*   Viasystems Group, Inc.                1,015      18,047       0.0%
#   Vicon Industries, Inc.                  900       1,395       0.0%
#*  Video Display Corp.                   1,359       2,079       0.0%
*   Virtusa Corp.                         2,457      97,789       0.0%
    Visa, Inc. Class A                  217,936  14,394,673       0.6%
#   Vishay Intertechnology, Inc.         12,724     161,340       0.0%
*   Vishay Precision Group, Inc.          1,973      28,155       0.0%
*   VMware, Inc. Class A                  8,742     770,170       0.0%
    Wayside Technology Group, Inc.          152       2,713       0.0%
*   Web.com Group, Inc.                   4,205      77,246       0.0%
#*  WebMD Health Corp.                    2,494     110,110       0.0%
*   Westell Technologies, Inc. Class A    5,426       6,511       0.0%
    Western Digital Corp.                24,098   2,355,339       0.1%
#   Western Union Co. (The)              63,452   1,286,807       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                        SHARES     VALUE+    OF NET ASSETS**
                                        ------- ------------ ---------------
Information Technology -- (Continued)
*   WEX, Inc.                             4,040 $    455,348       0.0%
#*  Workday, Inc. Class A                11,002    1,003,492       0.1%
*   Xcerra Corp.                          4,140       40,696       0.0%
    Xerox Corp.                         135,087    1,553,500       0.1%
    Xilinx, Inc.                         27,818    1,206,188       0.1%
*   XO Group, Inc.                        4,000       65,040       0.0%
*   Yahoo!, Inc.                        103,839    4,419,907       0.2%
#*  Yelp, Inc.                            6,849      269,782       0.0%
*   Zebra Technologies Corp. Class A      5,483      504,875       0.0%
#*  Zillow Group, Inc. Class A            3,000      292,920       0.0%
*   Zix Corp.                             4,055       17,274       0.0%
#*  Zynga, Inc. Class A                  66,600      163,170       0.0%
                                                ------------      ----
Total Information Technology                     487,075,625      20.1%
                                                ------------      ----
Materials -- (3.5%)
    A Schulman, Inc.                      3,119      132,401       0.0%
*   AEP Industries, Inc.                    422       21,142       0.0%
    Air Products & Chemicals, Inc.       23,453    3,363,864       0.2%
    Airgas, Inc.                          7,460      755,549       0.0%
#*  AK Steel Holding Corp.                7,657       38,898       0.0%
    Albemarle Corp.                      13,035      778,189       0.0%
    Alcoa, Inc.                         134,596    1,806,278       0.1%
#   Allegheny Technologies, Inc.         11,042      375,318       0.0%
*   AM Castle & Co.                       1,388        5,441       0.0%
#   American Vanguard Corp.               2,950       32,184       0.0%
    Ampco-Pittsburgh Corp.                  700       11,193       0.0%
#   Aptargroup, Inc.                      7,800      484,146       0.0%
    Ashland, Inc.                         7,907      999,128       0.1%
    Avery Dennison Corp.                 10,701      594,869       0.0%
    Axiall Corp.                          8,057      328,726       0.0%
    Balchem Corp.                         3,412      178,857       0.0%
    Ball Corp.                           15,487    1,136,901       0.1%
    Bemis Co., Inc.                      11,191      503,595       0.0%
*   Berry Plastics Group, Inc.           13,158      450,267       0.0%
*   Boise Cascade Co.                     4,103      142,374       0.0%
    Cabot Corp.                           6,836      292,171       0.0%
    Calgon Carbon Corp.                   5,900      130,921       0.0%
    Carpenter Technology Corp.            4,801      207,643       0.0%
    Celanese Corp. Series A              16,930    1,123,475       0.1%
*   Century Aluminum Co.                  6,661       85,860       0.0%
    CF Industries Holdings, Inc.          6,023    1,731,432       0.1%
#   Chase Corp.                           1,300       46,553       0.0%
*   Chemtura Corp.                       10,398      313,292       0.0%
*   Clearwater Paper Corp.                2,200      140,734       0.0%
*   Codexis, Inc.                         1,220        5,344       0.0%
*   Coeur Mining, Inc.                    9,600       50,112       0.0%
    Commercial Metals Co.                11,043      183,314       0.0%
    Compass Minerals International,
      Inc.                                3,958      349,610       0.0%
*   Core Molding Technologies, Inc.         389        8,511       0.0%
*   Crown Holdings, Inc.                 15,714      852,642       0.0%
    Cytec Industries, Inc.                9,200      508,668       0.0%
#   Deltic Timber Corp.                   1,082       69,248       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Materials -- (Continued)
    Domtar Corp.                               7,486 $  323,545       0.0%
    Dow Chemical Co. (The)                   130,635  6,662,385       0.3%
    Eagle Materials, Inc.                      5,119    426,873       0.0%
    Eastman Chemical Co.                      16,276  1,240,557       0.1%
    Ecolab, Inc.                              29,348  3,286,389       0.1%
    EI du Pont de Nemours & Co.              101,219  7,409,231       0.3%
*   Ferro Corp.                                7,900    106,571       0.0%
#*  Flotek Industries, Inc.                    5,082     72,622       0.0%
    FMC Corp.                                 14,500    859,995       0.0%
    Freeport-McMoRan, Inc.                   111,158  2,586,647       0.1%
    Friedman Industries, Inc.                    599      3,852       0.0%
    FutureFuel Corp.                           1,256     13,653       0.0%
    Globe Specialty Metals, Inc.               6,858    136,611       0.0%
    Graphic Packaging Holding Co.             36,100    509,010       0.0%
    Greif, Inc. Class A                        2,500    101,900       0.0%
    Hawkins, Inc.                                888     35,032       0.0%
    Haynes International, Inc.                 1,800     80,046       0.0%
    HB Fuller Co.                              5,400    225,558       0.0%
*   Headwaters, Inc.                           7,000    123,060       0.0%
#   Hecla Mining Co.                          28,200     85,164       0.0%
#*  Horsehead Holding Corp.                    3,876     57,946       0.0%
    Huntsman Corp.                            21,532    496,313       0.0%
    Innophos Holdings, Inc.                    2,500    132,100       0.0%
    Innospec, Inc.                             2,400    104,880       0.0%
    International Flavors & Fragrances, Inc.   8,630    990,292       0.1%
    International Paper Co.                   43,500  2,336,820       0.1%
*   Intrepid Potash, Inc.                      5,600     70,168       0.0%
#   Kaiser Aluminum Corp.                      1,800    144,666       0.0%
    KapStone Paper and Packaging Corp.         8,598    240,314       0.0%
    KMG Chemicals, Inc.                        1,500     43,920       0.0%
    Koppers Holdings, Inc.                     1,980     44,510       0.0%
*   Kraton Performance Polymers, Inc.          3,187     71,835       0.0%
    Kronos Worldwide, Inc.                     2,426     32,630       0.0%
#*  Louisiana-Pacific Corp.                   14,700    224,028       0.0%
#*  LSB Industries, Inc.                       2,000     84,820       0.0%
    LyondellBasell Industries NV Class A      46,532  4,816,993       0.2%
    Martin Marietta Materials, Inc.            6,130    874,444       0.1%
    Materion Corp.                             1,659     66,343       0.0%
#*  McEwen Mining, Inc.                       13,772     13,772       0.0%
    MeadWestvaco Corp.                        18,272    891,674       0.1%
*   Mercer International, Inc.                 3,588     51,308       0.0%
    Minerals Technologies, Inc.                3,500    237,055       0.0%
    Monsanto Co.                              54,457  6,205,920       0.3%
    Mosaic Co. (The)                          36,121  1,589,324       0.1%
    Myers Industries, Inc.                     3,889     62,885       0.0%
    Neenah Paper, Inc.                         1,500     90,705       0.0%
#   NewMarket Corp.                            1,212    541,643       0.0%
    Newmont Mining Corp.                      50,732  1,343,891       0.1%
    Noranda Aluminum Holding Corp.             2,200      7,348       0.0%
*   Northern Technologies International
      Corp.                                      300      5,196       0.0%
    Nucor Corp.                               33,233  1,623,764       0.1%
#   Olin Corp.                                 8,155    240,817       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE+    OF NET ASSETS**
                                          ------ ----------- ---------------
Materials -- (Continued)
#     Olympic Steel, Inc.                  1,300 $    14,235       0.0%
      OM Group, Inc.                       3,037      91,231       0.0%
*     OMNOVA Solutions, Inc.               3,300      26,367       0.0%
*     Owens-Illinois, Inc.                17,100     408,861       0.0%
      Packaging Corp. of America          10,700     740,333       0.0%
      PH Glatfelter Co.                    4,200     104,160       0.0%
*     Platform Specialty Products Corp.      275       7,408       0.0%
      PolyOne Corp.                       10,028     391,593       0.0%
      PPG Industries, Inc.                15,050   3,334,478       0.2%
      Praxair, Inc.                       31,925   3,892,615       0.2%
      Quaker Chemical Corp.                1,414     117,673       0.0%
      Reliance Steel & Aluminum Co.        8,000     517,760       0.0%
#*    Rentech, Inc.                       22,910      27,492       0.0%
*     Resolute Forest Products, Inc.       2,379      36,684       0.0%
      Rock-Tenn Co. Class A               14,854     935,505       0.1%
#     Royal Gold, Inc.                     6,800     438,804       0.0%
      RPM International, Inc.             14,641     696,033       0.0%
*     RTI International Metals, Inc.       3,000     112,950       0.0%
      Schnitzer Steel Industries, Inc.
        Class A                            2,300      40,066       0.0%
      Schweitzer-Mauduit International,
        Inc.                               3,186     140,853       0.0%
      Scotts Miracle-Gro Co. (The)
        Class A                            4,409     284,425       0.0%
      Sealed Air Corp.                    21,112     962,707       0.1%
      Sensient Technologies Corp.          5,521     360,853       0.0%
      Sherwin-Williams Co. (The)           9,200   2,557,600       0.1%
      Sigma-Aldrich Corp.                 12,979   1,803,043       0.1%
      Silgan Holdings, Inc.                5,600     301,672       0.0%
      Sonoco Products Co.                 11,072     494,808       0.0%
#     Southern Copper Corp.               18,041     587,776       0.0%
      Steel Dynamics, Inc.                25,900     573,167       0.0%
      Stepan Co.                           1,746      88,924       0.0%
#*    Stillwater Mining Co.               11,244     151,007       0.0%
      SunCoke Energy, Inc.                 6,923     121,360       0.0%
      Synalloy Corp.                         737      10,885       0.0%
      TimkenSteel Corp.                    4,280     124,933       0.0%
*     Trecora Resources                      613       7,356       0.0%
      Tredegar Corp.                       2,230      45,648       0.0%
#     Tronox, Ltd. Class A                 5,929     124,212       0.0%
      United States Lime & Minerals, Inc.    353      23,298       0.0%
#     United States Steel Corp.           14,600     350,692       0.0%
*     Universal Stainless & Alloy
        Products, Inc.                       545      11,445       0.0%
      Valspar Corp. (The)                  8,700     705,570       0.0%
      Vulcan Materials Co.                13,048   1,115,865       0.1%
#     Wausau Paper Corp.                   5,215      48,604       0.0%
      Westlake Chemical Corp.              5,260     410,175       0.0%
      Worthington Industries, Inc.         5,620     151,909       0.0%
*     WR Grace & Co.                       7,800     754,416       0.0%
      Zep, Inc.                            2,526      50,217       0.0%
                                                 -----------       ---
Total Materials                                   90,563,543       3.7%
                                                 -----------       ---
Other -- (0.0%)
(o)*  Gerber Scientific, Inc. Escrow
        Shares                             2,901          --       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
Other -- (Continued)
(o)*  Petrocorp, Inc. Escrow Shares           100 $        --       0.0%
                                                  -----------       ---
Total Other                                                --       0.0%
                                                  -----------       ---
Real Estate Investment Trusts -- (0.0%)
*     Communications Sales & Leasing,
        Inc.                               12,056     362,633       0.0%
      Lamar Advertising Co. Class A         7,915     458,753       0.0%
                                                  -----------       ---
Total Real Estate Investment Trusts                   821,386       0.0%
                                                  -----------       ---
Telecommunication Services -- (2.1%)
#*    8x8, Inc.                             3,443      30,057       0.0%
*     Alaska Communications Systems
        Group, Inc.                         1,400       3,192       0.0%
      AT&T, Inc.                          592,090  20,509,998       0.9%
      Atlantic Tele-Network, Inc.           1,149      75,857       0.0%
#*    Boingo Wireless, Inc.                 1,200       9,912       0.0%
      CenturyLink, Inc.                    63,542   2,284,970       0.1%
*     Cincinnati Bell, Inc.                21,600      74,088       0.0%
      Cogent Communications Holdings,
        Inc.                                5,580     195,244       0.0%
#     Consolidated Communications
        Holdings, Inc.                      5,787     121,932       0.0%
#     Frontier Communications Corp.       103,738     711,643       0.0%
*     General Communication, Inc. Class A   3,550      56,303       0.0%
      IDT Corp. Class B                     1,800      30,654       0.0%
      Inteliquent, Inc.                     2,700      51,327       0.0%
#*    Iridium Communications, Inc.          4,218      42,897       0.0%
*     Level 3 Communications, Inc.         31,187   1,744,601       0.1%
      Lumos Networks Corp.                  2,000      28,280       0.0%
#     NTELOS Holdings Corp.                 2,000      11,620       0.0%
*     ORBCOMM, Inc.                         1,021       6,146       0.0%
*     Premiere Global Services, Inc.        5,500      56,155       0.0%
*     SBA Communications Corp. Class A     14,400   1,667,808       0.1%
      Shenandoah Telecommunications Co.     1,830      63,062       0.0%
      Spok Holdings, Inc.                   2,839      53,444       0.0%
#*    Sprint Corp.                         89,897     461,172       0.0%
#*    Straight Path Communications, Inc.
        Class B                               900      18,810       0.0%
*     T-Mobile US, Inc.                    18,791     639,646       0.0%
      Telephone & Data Systems, Inc.        9,517     254,199       0.0%
*     United States Cellular Corp.          1,000      36,930       0.0%
      Verizon Communications, Inc.        470,756  23,744,933       1.0%
*     Vonage Holdings Corp.                16,854      78,034       0.0%
*     Windstream Holdings, Inc.            10,046     117,341       0.0%
                                                  -----------       ---
Total Telecommunication Services                   53,180,255       2.2%
                                                  -----------       ---
Utilities -- (3.0%)
      AES Corp.                            75,839   1,004,867       0.1%
      AGL Resources, Inc.                  13,934     700,462       0.0%
      ALLETE, Inc.                          4,681     235,454       0.0%
      Alliant Energy Corp.                 12,700     767,969       0.0%
      Ameren Corp.                         27,900   1,142,226       0.1%
      American Electric Power Co., Inc.    54,569   3,103,339       0.1%
      American States Water Co.             4,400     168,916       0.0%
      American Water Works Co., Inc.       19,600   1,068,592       0.1%
#     Aqua America, Inc.                   19,895     533,584       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Utilities -- (Continued)
    Artesian Resources Corp. Class A            471 $   10,145       0.0%
    Atmos Energy Corp.                       11,754    634,716       0.0%
#   Avista Corp.                              8,019    261,580       0.0%
    Black Hills Corp.                         5,109    251,823       0.0%
    California Water Service Group            5,100    121,737       0.0%
*   Calpine Corp.                            36,997    806,905       0.1%
    CenterPoint Energy, Inc.                 44,700    937,359       0.1%
    Chesapeake Utilities Corp.                1,500     71,670       0.0%
    Cleco Corp.                               6,582    357,732       0.0%
    CMS Energy Corp.                         30,892  1,048,166       0.1%
    Connecticut Water Service, Inc.           1,422     51,192       0.0%
#   Consolidated Edison, Inc.                32,548  2,003,329       0.1%
    Consolidated Water Co., Ltd.                777      9,332       0.0%
    Delta Natural Gas Co., Inc.                 720     14,184       0.0%
    Dominion Resources, Inc.                 65,090  4,665,651       0.2%
    DTE Energy Co.                           20,100  1,600,563       0.1%
    Duke Energy Corp.                        78,717  6,106,078       0.3%
*   Dynegy, Inc.                              9,335    310,575       0.0%
    Edison International                     34,846  2,123,515       0.1%
    El Paso Electric Co.                      4,800    178,608       0.0%
    Empire District Electric Co. (The)        4,470    105,358       0.0%
    Entergy Corp.                            19,800  1,528,164       0.1%
    Eversource Energy                        35,310  1,721,716       0.1%
#   Exelon Corp.                             95,917  3,263,096       0.2%
    FirstEnergy Corp.                        46,227  1,660,012       0.1%
    Gas Natural, Inc.                           850      8,500       0.0%
#   Genie Energy, Ltd. Class B                1,800     25,632       0.0%
    Great Plains Energy, Inc.                17,100    447,678       0.0%
    Hawaiian Electric Industries, Inc.       10,300    322,390       0.0%
#   IDACORP, Inc.                             5,551    334,892       0.0%
    Integrys Energy Group, Inc.               8,540    624,274       0.0%
    ITC Holdings Corp.                       17,100    615,600       0.0%
#   Laclede Group, Inc. (The)                 4,761    247,239       0.0%
    MDU Resources Group, Inc.                19,689    438,868       0.0%
    MGE Energy, Inc.                          3,789    157,168       0.0%
    Middlesex Water Co.                       1,620     36,887       0.0%
#   National Fuel Gas Co.                     7,872    507,350       0.0%
    New Jersey Resources Corp.                8,908    271,783       0.0%
    NextEra Energy, Inc.                     49,465  4,992,502       0.2%
    NiSource, Inc.                           34,684  1,505,979       0.1%
#   Northwest Natural Gas Co.                 2,797    130,620       0.0%
    NorthWestern Corp.                        5,038    262,429       0.0%
#   NRG Energy, Inc.                         35,895    905,990       0.1%
#   NRG Yield, Inc. Class A                   3,885    191,142       0.0%
    OGE Energy Corp.                         21,600    705,888       0.0%
#   ONE Gas, Inc.                             5,450    228,736       0.0%
    Ormat Technologies, Inc.                  1,700     62,203       0.0%
#   Otter Tail Corp.                          3,400    101,694       0.0%
    Pattern Energy Group, Inc.                  404     11,708       0.0%
    Pepco Holdings, Inc.                     24,900    646,902       0.0%
    PG&E Corp.                               52,077  2,755,915       0.1%
    Piedmont Natural Gas Co., Inc.            8,196    306,858       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
Utilities -- (Continued)
       Pinnacle West Capital Corp.        11,815 $      723,078        0.0%
       PNM Resources, Inc.                 8,650        240,297        0.0%
#      Portland General Electric Co.       8,207        288,558        0.0%
       PPL Corp.                          73,363      2,496,543        0.1%
       Public Service Enterprise
         Group, Inc.                      55,550      2,307,547        0.1%
       Questar Corp.                      19,300        452,392        0.0%
       RGC Resources, Inc.                   200          4,180        0.0%
       SCANA Corp.                        14,954        792,263        0.0%
       Sempra Energy                      26,072      2,768,064        0.1%
       SJW Corp.                           2,210         64,643        0.0%
#      South Jersey Industries, Inc.       3,300        174,075        0.0%
#      Southern Co. (The)                 98,933      4,382,732        0.2%
       Southwest Gas Corp.                 5,119        281,545        0.0%
#      TECO Energy, Inc.                  27,860        527,947        0.0%
       UGI Corp.                          18,051        628,355        0.0%
       UIL Holdings Corp.                  5,631        280,874        0.0%
       Unitil Corp.                        1,200         41,040        0.0%
#      Vectren Corp.                       9,040        390,257        0.0%
#      Westar Energy, Inc.                15,453        581,805        0.0%
       WGL Holdings, Inc.                  5,799        319,003        0.0%
       Wisconsin Energy Corp.             24,300      1,193,616        0.1%
       Xcel Energy, Inc.                  55,538      1,883,294        0.1%
       York Water Co. (The)                  900         22,644        0.0%
                                                 --------------      -----
Total Utilities                                      76,260,194        3.2%
                                                 --------------      -----
TOTAL COMMON STOCKS                               2,424,189,248      100.0%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Community Health Systems,
         Inc. Rights 01/04/16             27,224            438        0.0%
(o)*   Furiex Pharmaceuticals
         Contingent Value Rights             833          8,138        0.0%
(o)*   Leap Wireless International,
         Inc. Contingent Value Rights      7,025         17,703        0.0%
(o)#*  Magnum Hunter Resources Corp.
         Warrants 04/15/16                 1,430             --        0.0%
(o)#*  Safeway Casa Ley Contingent
         Value Rights                     26,773         27,172        0.0%
(o)#*  Safeway PDC, LLC Contingent
         Value Rights                     26,773          1,307        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                    54,758        0.0%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
       State Street Institutional
         Liquid Reserves, 0.098%       3,657,803      3,657,803        0.2%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund 13,573,713    157,047,855        6.4%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,315,176,797)                         $2,584,949,664      106.6%
                                                 ==============      =====

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                           --------------------------------------------------
                              LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                           -------------- ------------ ------- --------------
  Common Stocks
     Consumer
       Discretionary       $  328,418,339           --   --    $  328,418,339
     Consumer Staples         214,980,145           --   --       214,980,145
     Energy                   196,903,758           --   --       196,903,758
     Financials               346,622,625           --   --       346,622,625
     Health Care              351,522,143           --   --       351,522,143
     Industrials              277,841,235           --   --       277,841,235
     Information
       Technology             487,075,625           --   --       487,075,625
     Materials                 90,563,543           --   --        90,563,543
     Other                             --           --   --                --
     Real Estate
       Investment Trusts          821,386           --   --           821,386
     Telecommunication
       Services                53,180,255           --   --        53,180,255
     Utilities                 76,260,194           --   --        76,260,194
  Rights/Warrants                      -- $     54,758   --            54,758
  Temporary Cash
    Investments                 3,657,803           --   --         3,657,803
  Securities Lending
    Collateral                         --  157,047,855   --       157,047,855
                           -------------- ------------   --    --------------
  TOTAL                    $2,427,847,051 $157,102,613   --    $2,584,949,664
                           ============== ============   ==    ==============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (88.2%)

Consumer Discretionary -- (13.8%)
*   1-800-Flowers.com, Inc. Class A         137,199 $ 1,450,193       0.0%
    A. H. Belo Corp. Class A                100,654     673,375       0.0%
    Aaron's, Inc.                            60,801   2,067,234       0.1%
#   Abercrombie & Fitch Co. Class A          21,420     481,522       0.0%
*   Ambassadors Group, Inc.                   1,110       3,186       0.0%
    AMCON Distributing Co.                      388      30,710       0.0%
*   America's Car-Mart, Inc.                 44,364   2,277,648       0.1%
#   American Eagle Outfitters, Inc.          39,831     633,711       0.0%
*   American Public Education, Inc.           1,668      46,521       0.0%
*   Apollo Education Group, Inc. Class A     39,387     661,111       0.0%
    Arctic Cat, Inc.                         21,276     755,085       0.0%
    Ark Restaurants Corp.                    11,046     270,517       0.0%
*   Asbury Automotive Group, Inc.               761      63,947       0.0%
#*  Ascent Capital Group, Inc. Class A       37,093   1,485,204       0.0%
*   Ballantyne Strong, Inc.                  85,890     401,965       0.0%
#*  Barnes & Noble, Inc.                    197,235   4,319,447       0.1%
    Bassett Furniture Industries, Inc.       44,555   1,257,342       0.0%
    Beasley Broadcast Group, Inc. Class A    41,387     200,727       0.0%
*   Beazer Homes USA, Inc.                   15,775     276,220       0.0%
#   bebe stores, Inc.                       154,556     511,580       0.0%
*   Belmond, Ltd. Class A                   447,582   5,514,210       0.2%
    Big 5 Sporting Goods Corp.               15,726     214,503       0.0%
*   Biglari Holdings, Inc.                    8,643   3,159,103       0.1%
*   BJ's Restaurants, Inc.                   50,432   2,360,218       0.1%
#   Bob Evans Farms, Inc.                   102,827   4,423,618       0.1%
#   Bon-Ton Stores, Inc. (The)                9,857      70,675       0.0%
*   Books-A-Million, Inc.                    84,282     241,889       0.0%
    Bowl America, Inc. Class A               11,489     167,280       0.0%
#*  Boyd Gaming Corp.                       179,677   2,371,736       0.1%
*   Bravo Brio Restaurant Group, Inc.         5,749      84,683       0.0%
*   Bridgepoint Education, Inc.               3,210      28,152       0.0%
#*  Bright Horizons Family Solutions, Inc.    9,909     498,225       0.0%
    Brown Shoe Co., Inc.                    191,145   5,677,006       0.2%
*   Build-A-Bear Workshop, Inc.              93,796   1,728,660       0.1%
#*  Cabela's, Inc.                          208,284  10,984,898       0.3%
#   Callaway Golf Co.                       356,756   3,453,398       0.1%
*   Cambium Learning Group, Inc.             56,997     168,711       0.0%
*   Canterbury Park Holding Corp.             7,625      78,919       0.0%
*   Career Education Corp.                   90,305     379,281       0.0%
*   Carmike Cinemas, Inc.                     1,348      40,683       0.0%
#   Carriage Services, Inc.                 169,187   3,999,581       0.1%
*   Carrols Restaurant Group, Inc.           65,275     590,086       0.0%
*   Cavco Industries, Inc.                   22,377   1,467,260       0.0%
#*  Central European Media Enterprises,
      Ltd. Class A                            3,927      10,799       0.0%
#*  Charles & Colvard, Ltd.                  33,996      43,515       0.0%
#   Chico's FAS, Inc.                       238,281   4,017,418       0.1%
    Children's Place, Inc. (The)             12,978     787,245       0.0%
*   Christopher & Banks Corp.                86,049     511,131       0.0%
    Churchill Downs, Inc.                    56,570   6,741,447       0.2%
*   Citi Trends, Inc.                        18,018     410,450       0.0%
    Clear Channel Outdoor Holdings, Inc.
      Class A                                59,302     674,857       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Coast Distribution System, Inc. (The)    18,627 $    67,989       0.0%
    Columbia Sportswear Co.                   9,424     590,885       0.0%
#*  Conn's, Inc.                            159,725   4,467,508       0.1%
    Cooper Tire & Rubber Co.                 73,253   3,112,520       0.1%
    Core-Mark Holding Co., Inc.             118,920   6,268,273       0.2%
#*  Crocs, Inc.                              46,822     618,050       0.0%
    CSS Industries, Inc.                     43,800   1,241,292       0.0%
    Culp, Inc.                               36,886     953,503       0.0%
#*  Cumulus Media, Inc. Class A              68,971     157,254       0.0%
    Darden Restaurants, Inc.                102,117   6,512,001       0.2%
*   Del Frisco's Restaurant Group, Inc.       3,876      78,179       0.0%
#*  Delta Apparel, Inc.                      17,375     213,191       0.0%
#*  Destination XL Group, Inc.               76,814     374,084       0.0%
    DeVry Education Group, Inc.              92,499   2,797,170       0.1%
    Dillard's, Inc. Class A                 254,247  33,456,363       0.9%
    DineEquity, Inc.                         59,800   5,766,514       0.2%
#*  Dixie Group, Inc. (The)                  78,531     771,960       0.0%
#*  Dorman Products, Inc.                   125,322   5,868,829       0.2%
    Dover Motorsports, Inc.                 109,057     266,099       0.0%
    DR Horton, Inc.                         152,435   3,871,849       0.1%
#*  DreamWorks Animation SKG, Inc. Class A  162,850   4,243,871       0.1%
    Drew Industries, Inc.                       245      13,884       0.0%
    Educational Development Corp.             2,276       9,627       0.0%
*   Eldorado Resorts, Inc.                   53,685     378,479       0.0%
#   Emerson Radio Corp.                     224,588     312,177       0.0%
#*  Entercom Communications Corp. Class A    27,299     324,312       0.0%
#   Escalade, Inc.                           24,227     435,844       0.0%
#   Ethan Allen Interiors, Inc.              11,774     285,166       0.0%
*   EVINE Live, Inc.                         43,800     261,048       0.0%
#   EW Scripps Co. (The) Class A            363,868   8,474,486       0.2%
#*  Famous Dave's Of America, Inc.              479      13,508       0.0%
*   Federal-Mogul Holdings Corp.            130,585   1,684,547       0.1%
    Finish Line, Inc. (The) Class A          76,171   1,868,475       0.1%
#   Flanigan's Enterprises, Inc.              5,016     145,865       0.0%
    Flexsteel Industries, Inc.               26,545     955,885       0.0%
#   Fred's, Inc. Class A                    189,475   3,196,443       0.1%
    Frisch's Restaurants, Inc.               23,720     677,562       0.0%
#*  FTD Cos., Inc.                           98,445   2,809,620       0.1%
#*  Fuel Systems Solutions, Inc.             44,118     489,710       0.0%
*   Full House Resorts, Inc.                    229         344       0.0%
#*  G-III Apparel Group, Ltd.                65,443   7,275,953       0.2%
*   Gaiam, Inc. Class A                      47,824     313,725       0.0%
#   GameStop Corp. Class A                  431,501  16,630,049       0.5%
*   Gaming Partners International Corp.         100       1,108       0.0%
    Gannett Co., Inc.                       412,001  14,139,874       0.4%
*   Geeknet, Inc.                               710       6,390       0.0%
*   Genesco, Inc.                            87,141   5,889,860       0.2%
    Goodyear Tire & Rubber Co. (The)         40,197   1,140,188       0.0%
    Graham Holdings Co. Class B              12,803  13,096,573       0.4%
*   Gray Television, Inc.                   226,443   3,002,634       0.1%
*   Gray Television, Inc. Class A             2,809      32,304       0.0%
#   Group 1 Automotive, Inc.                126,434   9,985,757       0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Guess?, Inc.                              1,234 $    22,595       0.0%
    Harte-Hanks, Inc.                       142,987     970,882       0.0%
    Haverty Furniture Cos., Inc.            110,114   2,363,046       0.1%
    Haverty Furniture Cos., Inc. Class A        700      15,050       0.0%
*   Helen of Troy, Ltd.                     137,895  12,080,981       0.3%
#*  hhgregg, Inc.                            56,146     321,155       0.0%
    Hooker Furniture Corp.                   53,234   1,354,805       0.0%
#*  Houghton Mifflin Harcourt Co.             8,068     184,434       0.0%
#*  Iconix Brand Group, Inc.                330,870   8,705,190       0.2%
    International Speedway Corp. Class A    125,710   4,570,816       0.1%
*   Isle of Capri Casinos, Inc.              95,360   1,356,019       0.0%
#*  JAKKS Pacific, Inc.                      32,694     218,069       0.0%
    Johnson Outdoors, Inc. Class A          101,246   3,189,249       0.1%
#*  Journal Media Group, Inc.               107,214     996,018       0.0%
*   K12, Inc.                                 5,499      88,919       0.0%
#*  Kirkland's, Inc.                         53,915   1,279,942       0.0%
*   Kona Grill, Inc.                          1,474      35,759       0.0%
    La-Z-Boy, Inc.                          233,867   6,129,654       0.2%
#*  Lakeland Industries, Inc.                31,227     287,913       0.0%
#*  Lands' End, Inc.                            368      10,812       0.0%
*   LeapFrog Enterprises, Inc.                2,168       4,900       0.0%
    Lear Corp.                              124,888  13,866,315       0.4%
    Lennar Corp. Class B                     58,931   2,152,749       0.1%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                                21,165     628,812       0.0%
*   Liberty Ventures Series A                23,715     988,441       0.0%
*   Life Time Fitness, Inc.                  51,317   3,669,166       0.1%
#   Lifetime Brands, Inc.                    63,921     930,051       0.0%
    Lincoln Educational Services Corp.        2,664       5,861       0.0%
    Lithia Motors, Inc. Class A              73,939   7,373,936       0.2%
*   Live Nation Entertainment, Inc.         433,828  10,871,730       0.3%
*   Loral Space & Communications, Inc.       25,858   1,784,202       0.1%
*   Luby's, Inc.                            132,783     703,750       0.0%
#*  M/I Homes, Inc.                          95,252   2,148,885       0.1%
#*  Madison Square Garden Co. (The) Class A  66,577   5,346,133       0.1%
    Marcus Corp. (The)                      108,304   2,097,848       0.1%
*   MarineMax, Inc.                         127,066   2,805,617       0.1%
    Marriott Vacations Worldwide Corp.       64,954   5,339,868       0.1%
#*  Martha Stewart Living Omnimedia, Inc.
      Class A                                 8,504      46,772       0.0%
*   McClatchy Co. (The) Class A             245,416     341,128       0.0%
#   MDC Holdings, Inc.                      106,424   2,856,420       0.1%
*   Media General, Inc.                      96,566   1,631,000       0.0%
    Men's Wearhouse, Inc. (The)             238,818  13,514,711       0.4%
#   Meredith Corp.                           43,551   2,266,394       0.1%
*   Meritage Homes Corp.                     74,240   3,175,245       0.1%
*   Modine Manufacturing Co.                147,459   1,812,271       0.1%
*   Monarch Casino & Resort, Inc.             7,104     130,003       0.0%
*   Motorcar Parts of America, Inc.          56,988   1,665,759       0.1%
    Movado Group, Inc.                      105,959   3,102,480       0.1%
*   Murphy USA, Inc.                         25,684   1,677,936       0.1%
    NACCO Industries, Inc. Class A           25,083   1,228,565       0.0%
    Nathan's Famous, Inc.                     8,610     354,215       0.0%
*   Nautilus, Inc.                           32,258     542,257       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   New York & Co., Inc.                    121,740 $   308,002       0.0%
*   Norwegian Cruise Line Holdings, Ltd.     44,108   2,139,679       0.1%
*   Office Depot, Inc.                    1,398,222  12,891,607       0.4%
*   P&F Industries, Inc. Class A              2,025      13,163       0.0%
#*  Pacific Sunwear of California, Inc.     227,171     477,059       0.0%
    Penske Automotive Group, Inc.           236,131  11,525,554       0.3%
*   Pep Boys-Manny, Moe & Jack (The)        165,191   1,513,150       0.0%
*   Perfumania Holdings, Inc.                27,270     148,894       0.0%
*   Perry Ellis International, Inc.          81,166   1,941,491       0.1%
*   Pinnacle Entertainment, Inc.             45,175   1,660,633       0.1%
    PulteGroup, Inc.                        528,553  10,201,073       0.3%
    PVH Corp.                                16,256   1,680,058       0.1%
#*  Quiksilver, Inc.                        136,359     226,356       0.0%
*   Radio One, Inc. Class D                  50,923     181,795       0.0%
*   RCI Hospitality Holdings, Inc.           49,664     565,673       0.0%
#*  Reading International, Inc. Class B       6,238      91,231       0.0%
*   Red Lion Hotels Corp.                    93,026     651,182       0.0%
#*  Red Robin Gourmet Burgers, Inc.          79,845   5,995,561       0.2%
*   Regis Corp.                             179,452   2,964,547       0.1%
    Remy International, Inc.                  5,448     121,218       0.0%
    Rent-A-Center, Inc.                     244,102   7,225,419       0.2%
    Rocky Brands, Inc.                       37,738     846,841       0.0%
*   Ruby Tuesday, Inc.                      212,129   1,544,299       0.0%
#   Ryland Group, Inc. (The)                 62,514   2,576,827       0.1%
    Saga Communications, Inc. Class A        34,254   1,369,817       0.0%
    Salem Media Group, Inc. Class A          50,625     247,050       0.0%
#   Scholastic Corp.                        140,916   5,726,826       0.2%
    SeaWorld Entertainment, Inc.              4,580      97,096       0.0%
    Service Corp. International             469,211  12,987,760       0.4%
#*  Shiloh Industries, Inc.                 189,991   2,209,595       0.1%
    Shoe Carnival, Inc.                     115,172   3,007,141       0.1%
#*  Shutterfly, Inc.                          7,931     354,992       0.0%
*   Sizmek, Inc.                             39,090     272,066       0.0%
#*  Skechers U.S.A., Inc. Class A           187,114  16,825,291       0.5%
*   Skullcandy, Inc.                         11,475     124,045       0.0%
*   Skyline Corp.                            29,726     106,419       0.0%
    Sonic Automotive, Inc. Class A           19,649     458,804       0.0%
*   Spanish Broadcasting System, Inc.
      Class A                                 4,503      27,919       0.0%
    Spartan Motors, Inc.                    135,702     639,156       0.0%
    Speedway Motorsports, Inc.              201,627   4,617,258       0.1%
    Stage Stores, Inc.                      159,243   3,074,982       0.1%
#   Standard Motor Products, Inc.           123,563   4,670,681       0.1%
*   Standard Pacific Corp.                  116,818     946,226       0.0%
*   Stanley Furniture Co., Inc.              57,224     153,933       0.0%
    Stein Mart, Inc.                        124,540   1,473,308       0.0%
*   Steiner Leisure, Ltd.                       857      41,342       0.0%
*   Stoneridge, Inc.                         67,571     813,555       0.0%
#   Strattec Security Corp.                  16,028   1,203,222       0.0%
    Superior Industries International,
      Inc.                                  138,538   2,576,807       0.1%
    Superior Uniform Group, Inc.             78,672   1,337,424       0.0%
    Sypris Solutions, Inc.                   27,793      42,523       0.0%
*   Systemax, Inc.                          245,635   2,566,886       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Tandy Leather Factory, Inc.             45,822 $    388,112       0.0%
*   Tilly's, Inc. Class A                    1,972       26,306       0.0%
#   Time, Inc.                              71,281    1,627,345       0.0%
*   Toll Brothers, Inc.                    295,256   10,493,398       0.3%
*   Trans World Entertainment Corp.         62,666      235,624       0.0%
*   TRI Pointe Homes, Inc.                  29,051      414,848       0.0%
#*  Tuesday Morning Corp.                  189,888    3,004,028       0.1%
*   Unifi, Inc.                             94,608    3,338,716       0.1%
*   Universal Electronics, Inc.             25,611    1,381,457       0.0%
    Universal Technical Institute, Inc.      1,031        8,712       0.0%
    Vail Resorts, Inc.                      39,741    3,942,705       0.1%
*   Vista Outdoor, Inc.                     25,772    1,127,783       0.0%
*   Visteon Corp.                            6,414      650,380       0.0%
#*  Vitamin Shoppe, Inc.                    26,592    1,113,673       0.0%
#*  VOXX International Corp.                91,184      868,984       0.0%
    Wendy's Co. (The)                    1,383,503   14,001,050       0.4%
*   West Marine, Inc.                      120,425    1,210,271       0.0%
#   Weyco Group, Inc.                       11,436      325,926       0.0%
#*  William Lyon Homes Class A               3,637       78,741       0.0%
#   Wolverine World Wide, Inc.              79,425    2,440,730       0.1%
*   Zagg, Inc.                                 400        3,332       0.0%
                                                   ------------      ----
Total Consumer Discretionary                        575,705,948      15.6%
                                                   ------------      ----
Consumer Staples -- (2.8%)
#   Alico, Inc.                              8,414      393,523       0.0%
*   Alliance One International, Inc.       217,834      287,541       0.0%
    Andersons, Inc. (The)                  126,005    5,379,153       0.2%
#*  Boulder Brands, Inc.                   264,860    2,526,764       0.1%
*   Bridgford Foods Corp.                    2,376       18,830       0.0%
#   Cal-Maine Foods, Inc.                    6,788      303,492       0.0%
    Casey's General Stores, Inc.            17,471    1,435,767       0.0%
*   CCA Industries, Inc.                     9,592       29,639       0.0%
*   Central Garden & Pet Co.                68,266      631,802       0.0%
*   Central Garden and Pet Co. Class A     176,558    1,730,268       0.1%
#   Coca-Cola Bottling Co. Consolidated      5,966      674,158       0.0%
#*  Craft Brew Alliance, Inc.               91,153    1,198,662       0.0%
*   Darling Ingredients, Inc.               74,519    1,017,930       0.0%
    Dean Foods Co.                          72,520    1,178,450       0.0%
*   Diamond Foods, Inc.                      2,352       65,950       0.0%
    Energizer Holdings, Inc.                12,003    1,639,850       0.1%
#*  Farmer Bros Co.                         56,523    1,409,118       0.0%
    Fresh Del Monte Produce, Inc.          253,809    9,373,166       0.3%
    Golden Enterprises, Inc.                27,634      111,365       0.0%
#*  Hain Celestial Group, Inc. (The)       191,368   11,528,008       0.3%
    Ingles Markets, Inc. Class A            64,005    2,679,249       0.1%
#   Ingredion, Inc.                        162,750   12,922,350       0.4%
    Inter Parfums, Inc.                     10,013      302,192       0.0%
    J&J Snack Foods Corp.                      800       83,464       0.0%
    John B. Sanfilippo & Son, Inc.          48,275    2,510,783       0.1%
*   Landec Corp.                           114,200    1,622,782       0.0%
    Limoneira Co.                              500       11,470       0.0%
*   Mannatech, Inc.                          8,479      163,730       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Staples -- (Continued)
    MGP Ingredients, Inc.                   75,349 $  1,057,900       0.0%
*   Natural Alternatives International,
      Inc.                                   9,338       52,480       0.0%
*   Nutraceutical International Corp.       63,201    1,232,420       0.0%
    Oil-Dri Corp. of America                28,763      944,002       0.0%
*   Omega Protein Corp.                    123,884    1,583,238       0.0%
    Orchids Paper Products Co.              16,397      352,372       0.0%
#   Pilgrim's Pride Corp.                    9,043      223,362       0.0%
    Pinnacle Foods, Inc.                   141,137    5,723,105       0.2%
#*  Post Holdings, Inc.                    133,405    6,262,031       0.2%
*   Primo Water Corp.                        3,744       19,431       0.0%
#   Sanderson Farms, Inc.                   30,733    2,308,663       0.1%
*   Seaboard Corp.                           2,639    9,500,400       0.3%
*   Seneca Foods Corp. Class A              30,926      891,287       0.0%
*   Seneca Foods Corp. Class B               1,786       58,858       0.0%
#   Snyder's-Lance, Inc.                    26,563      784,405       0.0%
    SpartanNash Co.                        230,863    6,965,137       0.2%
    Spectrum Brands Holdings, Inc.          81,722    7,471,842       0.2%
#*  TreeHouse Foods, Inc.                   45,157    3,669,458       0.1%
#   Universal Corp.                        108,949    5,123,871       0.1%
    Village Super Market, Inc. Class A      16,501      526,877       0.0%
    Weis Markets, Inc.                      47,949    2,126,538       0.1%
                                                   ------------       ---
Total Consumer Staples                              118,107,133       3.2%
                                                   ------------       ---
Energy -- (5.0%)
    Adams Resources & Energy, Inc.          23,737    1,106,144       0.0%
#   Alon USA Energy, Inc.                  155,971    2,509,573       0.1%
#*  Approach Resources, Inc.                75,306      660,434       0.0%
#   Atwood Oceanics, Inc.                    6,145      205,120       0.0%
*   Barnwell Industries, Inc.               24,887       76,652       0.0%
*   Basic Energy Services, Inc.            159,165    1,621,891       0.1%
*   Bonanza Creek Energy, Inc.              14,910      410,920       0.0%
#   Bristow Group, Inc.                    174,943   10,869,209       0.3%
*   C&J Energy Services, Ltd.               52,236      911,518       0.0%
#*  Callon Petroleum Co.                    87,827      785,173       0.0%
*   Carrizo Oil & Gas, Inc.                 19,714    1,098,661       0.0%
#*  Clayton Williams Energy, Inc.            4,143      230,641       0.0%
#*  Cloud Peak Energy, Inc.                 86,854      563,682       0.0%
#   Comstock Resources, Inc.                87,873      471,878       0.0%
*   Contango Oil & Gas Co.                  20,887      523,637       0.0%
#   CVR Energy, Inc.                         3,400      136,136       0.0%
*   Dawson Geophysical Co.                  58,301      331,733       0.0%
    Delek US Holdings, Inc.                148,688    5,489,561       0.2%
#   DHT Holdings, Inc.                      13,880      111,040       0.0%
#   Diamond Offshore Drilling, Inc.         21,985      735,838       0.0%
#   EnLink Midstream LLC                   137,887    4,846,728       0.1%
*   Era Group, Inc.                         71,064    1,576,200       0.0%
    Exterran Holdings, Inc.                320,367   11,876,005       0.3%
*   Forum Energy Technologies, Inc.         28,877      671,679       0.0%
#   GasLog, Ltd.                               559       12,460       0.0%
*   Gastar Exploration, Inc.                17,889       64,937       0.0%
#   Green Plains, Inc.                     135,748    4,227,193       0.1%
#   Gulf Island Fabrication, Inc.           66,673      879,417       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
#   Gulfmark Offshore, Inc. Class A         113,734 $ 1,707,147       0.1%
*   Harvest Natural Resources, Inc.         161,023     103,087       0.0%
*   Helix Energy Solutions Group, Inc.      562,740   9,273,955       0.3%
*   HKN, Inc.                                 1,381      69,050       0.0%
    HollyFrontier Corp.                     191,307   7,418,885       0.2%
#*  Hornbeck Offshore Services, Inc.        164,640   3,762,024       0.1%
#   LinnCo LLC                               79,112   1,008,678       0.0%
#*  Matador Resources Co.                    32,417     898,599       0.0%
*   Matrix Service Co.                       54,894   1,206,021       0.0%
#*  McDermott International, Inc.            19,911     104,533       0.0%
*   Mexco Energy Corp.                        7,515      39,567       0.0%
*   Mitcham Industries, Inc.                 60,906     298,439       0.0%
    Nabors Industries, Ltd.                 308,854   5,157,862       0.1%
*   Natural Gas Services Group, Inc.         67,821   1,719,262       0.1%
*   Newfield Exploration Co.                196,864   7,724,943       0.2%
#*  Newpark Resources, Inc.                 389,467   3,995,931       0.1%
#   Noble Corp. P.L.C.                        8,890     153,886       0.0%
#*  Northern Oil and Gas, Inc.               49,133     434,336       0.0%
#*  Oasis Petroleum, Inc.                    11,680     209,539       0.0%
*   Oil States International, Inc.           34,535   1,643,521       0.1%
#*  Overseas Shipholding Group, Inc.          5,455      18,492       0.0%
    Panhandle Oil and Gas, Inc. Class A         700      15,960       0.0%
#*  Parker Drilling Co.                     577,643   2,166,161       0.1%
    Patterson-UTI Energy, Inc.              473,266  10,577,495       0.3%
#   PBF Energy, Inc. Class A                 72,552   2,059,026       0.1%
*   PDC Energy, Inc.                        106,340   6,033,732       0.2%
#*  Penn Virginia Corp.                     124,507     831,707       0.0%
*   PHI, Inc. Non-Voting                     94,842   2,971,400       0.1%
*   PHI, Inc. Voting                            787      24,102       0.0%
*   Pioneer Energy Services Corp.           289,674   2,158,071       0.1%
#*  Renewable Energy Group, Inc.              5,998      55,242       0.0%
#*  REX American Resources Corp.             43,724   2,764,231       0.1%
#*  Rex Energy Corp.                          8,600      43,000       0.0%
#*  Rosetta Resources, Inc.                  10,245     233,893       0.0%
#   Rowan Cos. P.L.C. Class A               163,885   3,472,723       0.1%
#   Scorpio Tankers, Inc.                   152,988   1,428,908       0.0%
#*  SEACOR Holdings, Inc.                    76,006   5,522,596       0.2%
    SemGroup Corp. Class A                   23,770   2,001,196       0.1%
#   Ship Finance International, Ltd.         53,723     846,675       0.0%
    SM Energy Co.                            55,896   3,240,291       0.1%
#   Superior Energy Services, Inc.          269,443   6,870,797       0.2%
#*  Swift Energy Co.                        167,159     504,820       0.0%
*   Synergy Resources Corp.                     982      11,764       0.0%
#   Teekay Corp.                             80,427   3,998,026       0.1%
    Tesco Corp.                              42,053     540,802       0.0%
    Tesoro Corp.                            238,953  20,509,336       0.6%
*   TETRA Technologies, Inc.                104,451     754,136       0.0%
#*  Triangle Petroleum Corp.                174,397   1,041,150       0.0%
*   Unit Corp.                              117,085   4,079,241       0.1%
#*  Vaalco Energy, Inc.                       6,484      16,016       0.0%
#   W&T Offshore, Inc.                       16,805     108,056       0.0%
    Western Refining, Inc.                  378,467  16,671,471       0.5%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Energy -- (Continued)
*   Whiting Petroleum Corp.                178,848 $  6,780,128       0.2%
*   Willbros Group, Inc.                   148,429      371,073       0.0%
    World Fuel Services Corp.                5,085      282,218       0.0%
                                                   ------------       ---
Total Energy                                        208,937,260       5.7%
                                                   ------------       ---
Financials -- (23.9%)
*   1st Constitution Bancorp                   824        9,344       0.0%
    1st Source Corp.                       206,895    6,438,572       0.2%
    Access National Corp.                   12,288      232,243       0.0%
#   Alexander & Baldwin, Inc.              199,071    8,058,394       0.2%
*   Alleghany Corp.                         17,311    8,197,105       0.2%
    Alliance Bancorp, Inc. of Pennsylvania   2,169       45,224       0.0%
    Allied World Assurance Co. Holdings AG 466,524   19,192,797       0.5%
#*  Ambac Financial Group, Inc.             53,870    1,239,549       0.0%
    Ameriana Bancorp                           645       10,643       0.0%
    American Equity Investment Life
      Holding Co.                          349,240    9,412,018       0.3%
    American Financial Group, Inc.         370,385   23,408,332       0.6%
*   American Independence Corp.              4,603       46,813       0.0%
#   American National Bankshares, Inc.      15,485      348,567       0.0%
    American National Insurance Co.         41,466    4,149,088       0.1%
*   American River Bankshares                8,728       85,098       0.0%
    Ameris Bancorp                          68,629    1,715,039       0.1%
    AMERISAFE, Inc.                         88,937    4,019,063       0.1%
    AmeriServ Financial, Inc.              182,092      584,515       0.0%
*   Arch Capital Group, Ltd.               119,597    7,257,146       0.2%
    Argo Group International Holdings,
      Ltd.                                 171,838    8,418,344       0.2%
#   Arrow Financial Corp.                    1,154       30,073       0.0%
    Aspen Insurance Holdings, Ltd.         254,728   11,903,439       0.3%
    Associated Banc-Corp                   375,472    7,062,628       0.2%
    Assurant, Inc.                         331,133   20,351,434       0.6%
    Assured Guaranty, Ltd.                 443,839   11,535,376       0.3%
*   Asta Funding, Inc.                      54,947      461,555       0.0%
    Astoria Financial Corp.                282,678    3,722,869       0.1%
    Atlantic American Corp.                  9,523       37,711       0.0%
*   Atlanticus Holdings Corp.               57,981      159,448       0.0%
    Auburn National Bancorporation, Inc.       513       12,725       0.0%
*   AV Homes, Inc.                          53,958      851,457       0.0%
    Axis Capital Holdings, Ltd.            302,382   15,742,007       0.4%
    Baldwin & Lyons, Inc. Class A              276        6,580       0.0%
    Baldwin & Lyons, Inc. Class B           58,678    1,331,404       0.0%
#   Banc of California, Inc.                14,448      179,155       0.0%
#   Bancfirst Corp.                          5,568      321,385       0.0%
    Bancorp of New Jersey, Inc.                541        6,167       0.0%
#*  Bancorp, Inc. (The)                     79,614      775,440       0.0%
#   BancorpSouth, Inc.                     203,955    4,937,751       0.1%
    Bank Mutual Corp.                      200,119    1,438,856       0.1%
    Bank of Commerce Holdings                2,036       11,605       0.0%
    Bank of Kentucky Financial Corp (The)    8,390      401,797       0.0%
#   Bank of the Ozarks, Inc.                 5,006      194,033       0.0%
#   BankFinancial Corp.                    120,428    1,541,478       0.1%
    Banner Corp.                            41,935    1,896,301       0.1%
    Bar Harbor Bankshares                   20,276      713,918       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    BBCN Bancorp, Inc.                      190,381 $ 2,701,506       0.1%
*   BBX Capital Corp. Class A                   329       6,031       0.0%
    BCB Bancorp, Inc.                         9,368     114,664       0.0%
*   Bear State Financial, Inc.               10,528     104,648       0.0%
*   Beneficial Bancorp, Inc.                  9,224     106,998       0.0%
    Berkshire Bancorp, Inc.                   2,534      20,272       0.0%
    Berkshire Hills Bancorp, Inc.           131,789   3,691,410       0.1%
#*  BofI Holding, Inc.                       56,878   5,221,969       0.2%
#   BOK Financial Corp.                      15,664   1,021,136       0.0%
    Boston Private Financial Holdings,
      Inc.                                  246,430   3,240,554       0.1%
#   Bridge Bancorp, Inc.                      1,743      44,046       0.0%
#*  Bridge Capital Holdings                  12,594     340,668       0.0%
    Brookline Bancorp, Inc.                 204,294   2,200,246       0.1%
    Bryn Mawr Bank Corp.                     12,675     381,391       0.0%
    C&F Financial Corp.                       2,839      99,535       0.0%
    Calamos Asset Management, Inc.
      Class A                                27,968     345,964       0.0%
    California First National Bancorp        17,918     243,506       0.0%
#   Camden National Corp.                    24,991     957,655       0.0%
    Cape Bancorp, Inc.                        9,045      87,736       0.0%
*   Capital Bank Financial Corp. Class A      3,779     102,486       0.0%
#   Capital City Bank Group, Inc.            37,417     526,457       0.0%
    Capitol Federal Financial, Inc.         195,358   2,344,296       0.1%
    Cardinal Financial Corp.                123,698   2,551,890       0.1%
#*  Cascade Bancorp                         141,007     679,654       0.0%
#   Cash America International, Inc.         51,440   1,333,325       0.0%
    Cathay General Bancorp                  299,120   8,548,850       0.2%
    Centerstate Banks, Inc.                  21,636     263,094       0.0%
    Central Pacific Financial Corp.          31,717     726,319       0.0%
    Century Bancorp, Inc. Class A             3,160     122,071       0.0%
    Chemical Financial Corp.                 81,772   2,526,755       0.1%
    Chicopee Bancorp, Inc.                    8,359     136,586       0.0%
#   Cincinnati Financial Corp.               93,979   4,759,097       0.1%
    CIT Group, Inc.                          32,707   1,472,796       0.1%
    Citizens Community Bancorp, Inc.         29,400     266,070       0.0%
    Citizens Holding Co.                      1,122      21,273       0.0%
#*  Citizens, Inc.                          167,031     942,055       0.0%
#   City Holding Co.                          9,868     453,632       0.0%
#   Clifton Bancorp, Inc.                     2,578      35,190       0.0%
    CNB Financial Corp.                       1,243      21,355       0.0%
    CNO Financial Group, Inc.             1,264,042  21,488,714       0.6%
    CoBiz Financial, Inc.                   131,357   1,577,598       0.1%
    Codorus Valley Bancorp, Inc.              5,307     110,704       0.0%
#*  Colony Bankcorp, Inc.                     4,653      39,039       0.0%
    Columbia Banking System, Inc.           123,018   3,653,635       0.1%
    Commercial National Financial Corp.         959      22,920       0.0%
#   Community Bank System, Inc.             100,223   3,502,794       0.1%
    Community Trust Bancorp, Inc.            31,069     996,694       0.0%
    Community West Bancshares                16,252     109,864       0.0%
    ConnectOne Bancorp, Inc.                 42,304     813,083       0.0%
#   Consolidated-Tomoka Land Co.              3,222     176,372       0.0%
*   Consumer Portfolio Services, Inc.        67,542     431,593       0.0%
#*  Cowen Group, Inc. Class A               236,383   1,321,381       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
*     Customers Bancorp, Inc.                12,456 $   314,016       0.0%
#     CVB Financial Corp.                    52,409     820,201       0.0%
      Dime Community Bancshares, Inc.        49,044     780,780       0.0%
      Donegal Group, Inc. Class A            72,219   1,091,229       0.0%
#     Donegal Group, Inc. Class B             6,424     130,247       0.0%
*     E*TRADE Financial Corp.               675,869  19,458,269       0.5%
      East West Bancorp, Inc.                   850      34,501       0.0%
      Eastern Virginia Bankshares, Inc.       9,379      59,088       0.0%
      EMC Insurance Group, Inc.             141,757   4,910,462       0.1%
      Employers Holdings, Inc.               57,079   1,393,298       0.1%
#*    Encore Capital Group, Inc.             86,358   3,492,318       0.1%
      Endurance Specialty Holdings, Ltd.    206,632  12,476,440       0.4%
*     Enstar Group, Ltd.                      3,501     497,282       0.0%
#     Enterprise Bancorp, Inc.                7,556     162,152       0.0%
      Enterprise Financial Services Corp.    36,742     754,313       0.0%
      ESSA Bancorp, Inc.                     21,306     273,782       0.0%
      Evans Bancorp, Inc.                     8,434     206,422       0.0%
#     EverBank Financial Corp.              142,785   2,651,517       0.1%
      Everest Re Group, Ltd.                104,016  18,609,503       0.5%
#*    Ezcorp, Inc. Class A                   35,898     330,262       0.0%
*     Farmers Capital Bank Corp.              3,854      90,029       0.0%
#     FBL Financial Group, Inc. Class A     127,606   7,435,602       0.2%
      Federal Agricultural Mortgage Corp.
        Class A                               2,471      62,949       0.0%
      Federal Agricultural Mortgage Corp.
        Class C                              43,772   1,376,192       0.1%
      Federated National Holding Co.         55,257   1,591,402       0.1%
      Fidelity Southern Corp.                32,308     542,774       0.0%
      Financial Institutions, Inc.           25,514     600,855       0.0%
*     First Acceptance Corp.                101,596     291,581       0.0%
#     First American Financial Corp.        291,331  10,135,405       0.3%
      First Bancorp, Inc.                    18,788     313,384       0.0%
*     First BanCorp.(318672706)             126,207     758,504       0.0%
      First Bancorp.(318910106)              68,195   1,106,805       0.0%
*     First Bancshares, Inc.                  2,300      16,629       0.0%
      First Bancshares, Inc. (The)              271       4,377       0.0%
      First Busey Corp.                      97,945     611,177       0.0%
#     First Business Financial Services,
        Inc.                                  2,294     104,193       0.0%
      First Citizens BancShares, Inc.
        Class A                              20,291   4,876,739       0.1%
      First Commonwealth Financial Corp.    338,578   3,053,974       0.1%
      First Community Bancshares, Inc.       38,339     642,562       0.0%
      First Connecticut Bancorp, Inc.         2,083      30,787       0.0%
      First Defiance Financial Corp.         36,856   1,289,960       0.0%
      First Federal of Northern Michigan
        Bancorp, Inc.                         5,000      29,950       0.0%
      First Financial Bancorp                83,271   1,437,257       0.1%
      First Financial Corp.                  57,983   1,968,523       0.1%
      First Financial Northwest, Inc.       111,813   1,330,575       0.0%
      First Horizon National Corp.          119,916   1,708,803       0.1%
      First Interstate Bancsystem, Inc.      33,530     907,322       0.0%
      First Merchants Corp.                 204,016   4,604,641       0.1%
      First Midwest Bancorp, Inc.           241,942   4,137,208       0.1%
*     First NBC Bank Holding Co.              5,983     210,482       0.0%
      First Niagara Financial Group, Inc.   142,052   1,291,963       0.0%
(o)*  First Place Financial Corp.           114,087           9       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    First South Bancorp, Inc.                    967 $    8,094       0.0%
*   First United Corp.                         6,083     52,314       0.0%
    First West Virginia Bancorp, Inc.            843     18,757       0.0%
    FirstMerit Corp.                         276,480  5,355,418       0.2%
*   Flagstar Bancorp, Inc.                    32,932    565,772       0.0%
    Flushing Financial Corp.                 117,856  2,258,121       0.1%
#   FNB Corp.                                395,174  5,243,959       0.2%
    FNF Group                                 91,432  3,290,638       0.1%
*   FNFV Group                                30,474    455,586       0.0%
#*  Forest City Enterprises, Inc. Class A    117,860  2,800,354       0.1%
#*  Forestar Group, Inc.                      43,423    640,923       0.0%
    Fox Chase Bancorp, Inc.                   18,983    315,687       0.0%
#*  FRP Holdings, Inc.                        26,146    907,789       0.0%
    Fulton Financial Corp.                   336,435  4,091,050       0.1%
#   Gain Capital Holdings, Inc.                5,566     54,992       0.0%
*   Genworth Financial, Inc. Class A         525,160  4,616,156       0.1%
    German American Bancorp, Inc.             61,710  1,765,523       0.1%
    Glacier Bancorp, Inc.                     64,835  1,707,754       0.1%
*   Global Indemnity P.L.C.                   60,021  1,647,576       0.1%
    Great Southern Bancorp, Inc.              26,760  1,054,879       0.0%
*   Green Dot Corp. Class A                   33,327    536,565       0.0%
*   Greenlight Capital Re, Ltd. Class A       31,898    969,380       0.0%
#   Griffin Land & Nurseries, Inc.             9,402    294,283       0.0%
    Guaranty Bancorp                          48,696    766,475       0.0%
    Guaranty Federal Bancshares, Inc.         14,051    208,517       0.0%
*   Hallmark Financial Services, Inc.        105,817  1,172,452       0.0%
    Hancock Holding Co.                       73,894  2,151,054       0.1%
    Hanmi Financial Corp.                     60,982  1,297,697       0.0%
    Hanover Insurance Group, Inc. (The)      140,426  9,629,011       0.3%
    Harleysville Savings Financial Corp.       1,426     26,381       0.0%
    Hawthorn Bancshares, Inc.                  9,128    126,879       0.0%
    HCC Insurance Holdings, Inc.             116,091  6,612,543       0.2%
#   HCI Group, Inc.                           30,002  1,307,487       0.0%
    Heartland Financial USA, Inc.             10,901    375,103       0.0%
    Heritage Commerce Corp.                   59,091    526,501       0.0%
    Heritage Financial Corp.                  29,180    493,142       0.0%
    Heritage Financial Group, Inc.             1,394     38,335       0.0%
    HF Financial Corp.                        12,333    179,938       0.0%
*   Hilltop Holdings, Inc.                   259,855  5,225,684       0.2%
    Hingham Institution for Savings            1,253    138,832       0.0%
*   HMN Financial, Inc.                       24,144    285,141       0.0%
#   Home Bancorp, Inc.                         5,323    115,243       0.0%
*   HomeStreet, Inc.                          10,288    212,756       0.0%
*   HomeTrust Bancshares, Inc.                 1,520     23,773       0.0%
    HopFed Bancorp, Inc.                      28,833    374,541       0.0%
    Horace Mann Educators Corp.              251,498  8,543,387       0.2%
#   Horizon Bancorp                            9,654    225,421       0.0%
    Hudson City Bancorp, Inc.                211,602  1,967,899       0.1%
    Hudson Valley Holding Corp.                5,146    127,312       0.0%
    Huntington Bancshares, Inc.                1,986     21,568       0.0%
    Iberiabank Corp.                          65,487  4,080,495       0.1%
*   Imperial Holdings, Inc.                    3,445     23,013       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
#   Independence Holding Co.                 50,444 $   627,523       0.0%
    Independent Bank Corp.(453836108)        66,239   2,763,491       0.1%
    Independent Bank Corp.(453838609)        43,229     572,352       0.0%
    Infinity Property & Casualty Corp.       91,923   6,816,090       0.2%
    Interactive Brokers Group, Inc. Class A  60,692   2,060,493       0.1%
    International Bancshares Corp.          160,711   4,175,272       0.1%
#*  INTL. FCStone, Inc.                      21,717     697,116       0.0%
*   Investment Technology Group, Inc.       137,565   3,919,227       0.1%
#   Investors Bancorp, Inc.                     685       8,110       0.0%
    Investors Title Co.                       7,764     573,138       0.0%
#   Janus Capital Group, Inc.               430,097   7,698,736       0.2%
    JMP Group LLC                            11,397      87,757       0.0%
*   KCG Holdings, Inc. Class A               72,423     929,911       0.0%
#   Kemper Corp.                            246,578   9,288,593       0.3%
    Kentucky First Federal Bancorp              496       4,072       0.0%
    Lake Shore Bancorp, Inc.                  1,066      14,391       0.0%
    Lakeland Bancorp, Inc.                  136,165   1,545,473       0.1%
    Lakeland Financial Corp.                 22,403     874,837       0.0%
    Landmark Bancorp, Inc.                    2,689      69,430       0.0%
    LegacyTexas Financial Group, Inc.        37,640     957,938       0.0%
#   Legg Mason, Inc.                        349,011  18,375,429       0.5%
*   LendingTree, Inc.                        24,085   1,325,398       0.0%
    Leucadia National Corp.                  74,210   1,763,972       0.1%
    LNB Bancorp, Inc.                        50,800     913,384       0.0%
    Louisiana Bancorp, Inc.                   4,919     102,364       0.0%
#   Macatawa Bank Corp.                     127,574     669,763       0.0%
*   Magyar Bancorp, Inc.                      6,751      58,092       0.0%
#   Maiden Holdings, Ltd.                   181,227   2,633,228       0.1%
    MainSource Financial Group, Inc.        118,760   2,286,130       0.1%
*   Markel Corp.                              2,511   1,859,747       0.1%
    Marlin Business Services Corp.           61,664   1,231,430       0.0%
    MB Financial, Inc.                      211,236   6,364,541       0.2%
*   MBIA, Inc.                              613,326   5,366,602       0.2%
*   MBT Financial Corp.                      54,563     313,192       0.0%
#   Meadowbrook Insurance Group, Inc.       274,743   2,346,305       0.1%
#   Mercantile Bank Corp.                    38,174     756,609       0.0%
    Merchants Bancshares, Inc.               13,907     409,700       0.0%
    Mercury General Corp.                    13,235     727,131       0.0%
*   Meridian Bancorp, Inc.                   29,987     385,333       0.0%
    Meta Financial Group, Inc.               10,537     431,069       0.0%
    Metro Bancorp, Inc.                      65,882   1,689,214       0.1%
#*  MGIC Investment Corp.                   394,009   4,105,574       0.1%
    Mid Penn Bancorp, Inc.                      262       4,085       0.0%
#   MidSouth Bancorp, Inc.                   38,730     502,328       0.0%
    MidWestOne Financial Group, Inc.         16,967     496,285       0.0%
#   Montpelier Re Holdings, Ltd.            301,072  11,473,854       0.3%
*   MSB Financial Corp.                       3,000      34,695       0.0%
    MutualFirst Financial, Inc.              17,676     380,918       0.0%
    NASDAQ OMX Group, Inc. (The)            421,145  20,480,281       0.6%
    National Bank Holdings Corp. Class A     22,732     431,908       0.0%
#   National Interstate Corp.                48,648   1,363,117       0.0%
    National Penn Bancshares, Inc.          360,701   3,751,290       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    National Security Group, Inc. (The)         193 $     2,773       0.0%
    National Western Life Insurance Co.
      Class A                                 5,667   1,357,870       0.0%
*   Naugatuck Valley Financial Corp.          1,247      11,585       0.0%
    Navient Corp.                            69,326   1,354,630       0.0%
*   Navigators Group, Inc. (The)             76,756   5,990,806       0.2%
#   NBT Bancorp, Inc.                        33,265     803,350       0.0%
    Nelnet, Inc. Class A                    109,310   4,893,809       0.1%
#   New Hampshire Thrift Bancshares, Inc.    16,158     251,257       0.0%
#   New York Community Bancorp, Inc.        898,790  15,450,200       0.4%
    NewBridge Bancorp                        52,916     425,974       0.0%
#*  NewStar Financial, Inc.                 217,583   2,502,204       0.1%
*   Nicholas Financial, Inc.                  4,160      52,541       0.0%
    Northeast Bancorp                           522       4,881       0.0%
    Northeast Community Bancorp, Inc.        50,944     386,665       0.0%
#   Northfield Bancorp, Inc.                 51,276     739,913       0.0%
    Northrim BanCorp, Inc.                   24,258     604,509       0.0%
    Northwest Bancshares, Inc.              175,975   2,166,252       0.1%
    Norwood Financial Corp.                   2,565      76,668       0.0%
    Ocean Shore Holding Co.                   2,593      40,503       0.0%
    OceanFirst Financial Corp.               32,466     544,779       0.0%
#*  Ocwen Financial Corp.                    81,073     688,310       0.0%
    OFG Bancorp                             150,301   2,117,741       0.1%
    Ohio Valley Banc Corp.                    1,614      36,259       0.0%
    Old Line Bancshares, Inc.                 2,048      32,891       0.0%
    Old National Bancorp.                   194,280   2,653,865       0.1%
#   Old Republic International Corp.        703,034  10,749,390       0.3%
*   Old Second Bancorp, Inc.                 56,217     330,837       0.0%
    OneBeacon Insurance Group, Ltd. Class A  73,090   1,102,197       0.0%
    Oneida Financial Corp.                      801      15,660       0.0%
    Oppenheimer Holdings, Inc. Class A        6,305     150,626       0.0%
    Oritani Financial Corp.                  48,226     718,567       0.0%
    Pacific Continental Corp.                29,261     377,467       0.0%
*   Pacific Mercantile Bancorp               58,804     422,801       0.0%
*   Pacific Premier Bancorp, Inc.            15,952     249,808       0.0%
#   PacWest Bancorp                         239,325  10,793,557       0.3%
    Park Sterling Corp.                      90,477     606,196       0.0%
    PartnerRe, Ltd.                         163,753  20,960,384       0.6%
*   Patriot National Bancorp, Inc.              720      11,160       0.0%
#   Peapack Gladstone Financial Corp.        26,923     563,498       0.0%
#   Penns Woods Bancorp, Inc.                   451      19,659       0.0%
#   People's United Financial, Inc.         818,626  12,369,439       0.3%
    Peoples Bancorp of North Carolina, Inc.   4,643      85,895       0.0%
    Peoples Bancorp, Inc.                    55,219   1,280,529       0.0%
#*  PHH Corp.                               273,554   6,871,676       0.2%
*   Phoenix Cos., Inc. (The)                 26,303     897,195       0.0%
*   PICO Holdings, Inc.                      74,713   1,345,581       0.0%
    Pinnacle Financial Partners, Inc.       146,960   7,002,644       0.2%
*   Piper Jaffray Cos.                       42,749   2,156,687       0.1%
*   Popular, Inc.                            73,326   2,377,962       0.1%
    Preferred Bank                           16,923     476,890       0.0%
    Premier Financial Bancorp, Inc.          18,117     269,762       0.0%
    Primerica, Inc.                          61,953   2,863,468       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    PrivateBancorp, Inc.                    122,799 $ 4,552,159       0.1%
    ProAssurance Corp.                       98,800   4,441,060       0.1%
    Prosperity Bancshares, Inc.              18,879   1,007,006       0.0%
    Provident Financial Holdings, Inc.       26,149     432,766       0.0%
    Provident Financial Services, Inc.      227,791   4,100,238       0.1%
    Prudential Bancorp, Inc.                    156       2,042       0.0%
    Pulaski Financial Corp.                  44,928     593,948       0.0%
    QC Holdings, Inc.                       104,573     212,283       0.0%
    QCR Holdings, Inc.                        2,083      38,619       0.0%
#   Radian Group, Inc.                      439,207   7,844,237       0.2%
    Reinsurance Group of America, Inc.      235,808  21,604,729       0.6%
    RenaissanceRe Holdings, Ltd.            129,437  13,265,998       0.4%
    Renasant Corp.                          136,053   4,042,135       0.1%
    Republic Bancorp, Inc. Class A           13,137     312,398       0.0%
#*  Republic First Bancorp, Inc.              4,394      15,818       0.0%
#   Resource America, Inc. Class A           89,599     765,175       0.0%
    Riverview Bancorp, Inc.                  33,968     150,478       0.0%
    RLI Corp.                                74,578   3,703,543       0.1%
*   Royal Bancshares of Pennsylvania, Inc.
      Class A                                 5,264       9,475       0.0%
    S&T Bancorp, Inc.                        85,632   2,303,501       0.1%
#*  Safeguard Scientifics, Inc.              70,916   1,275,779       0.0%
    Safety Insurance Group, Inc.             70,601   4,105,448       0.1%
    Salisbury Bancorp, Inc.                     490      14,823       0.0%
    Sandy Spring Bancorp, Inc.               94,164   2,453,914       0.1%
    SB Financial Group, Inc.                  1,320      14,335       0.0%
#*  Seacoast Banking Corp. of Florida         3,748      52,322       0.0%
*   Security National Financial Corp.
      Class A                                 2,205      12,811       0.0%
*   Select Bancorp, Inc.                      6,103      43,026       0.0%
    Selective Insurance Group, Inc.         222,371   5,990,675       0.2%
*   Shore Bancshares, Inc.                    7,514      69,204       0.0%
    SI Financial Group, Inc.                 19,230     232,106       0.0%
    Sierra Bancorp                            5,656      92,645       0.0%
    Simmons First National Corp. Class A    115,564   5,055,925       0.2%
    South State Corp.                        61,269   4,149,137       0.1%
#*  Southcoast Financial Corp.               19,116     157,707       0.0%
*   Southern First Bancshares, Inc.          14,863     267,534       0.0%
    Southern Missouri Bancorp, Inc.           2,162      40,797       0.0%
#   Southern National Bancorp of Virginia,
      Inc.                                    1,185      13,983       0.0%
    Southside Bancshares, Inc.               50,735   1,386,079       0.1%
    Southwest Bancorp, Inc.                  85,900   1,480,057       0.1%
    Southwest Georgia Financial Corp.           731       9,989       0.0%
    StanCorp Financial Group, Inc.           93,597   6,746,472       0.2%
    State Auto Financial Corp.              163,545   3,862,933       0.1%
    State Bank Financial Corp.                1,479      29,595       0.0%
    Sterling Bancorp.                       220,645   2,863,972       0.1%
    Stewart Information Services Corp.       59,281   2,163,756       0.1%
#   Stock Yards Bancorp, Inc.                   500      17,400       0.0%
*   Stratus Properties, Inc.                 42,734     581,396       0.0%
    Suffolk Bancorp                          65,680   1,573,693       0.1%
*   Sun Bancorp, Inc.                        14,450     273,538       0.0%
    Susquehanna Bancshares, Inc.            734,791   9,875,591       0.3%
    Sussex Bancorp                            7,441      83,339       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Financials -- (Continued)
    Symetra Financial Corp.                244,703 $  5,811,696       0.2%
#   Synovus Financial Corp.                292,437    8,088,807       0.2%
    TCF Financial Corp.                    341,921    5,354,483       0.2%
    Territorial Bancorp, Inc.                8,187      189,120       0.0%
    Timberland Bancorp, Inc.                59,392      617,677       0.0%
#   Tompkins Financial Corp.                15,008      782,667       0.0%
#   TowneBank                               56,914      941,927       0.0%
    Trico Bancshares                        36,438      849,734       0.0%
#*  Trinity Place Holdings, Inc.            27,715      230,034       0.0%
#   TrustCo Bank Corp. NY                   93,793      625,599       0.0%
#   Trustmark Corp.                        144,578    3,440,956       0.1%
#   UMB Financial Corp.                     54,171    2,697,174       0.1%
#   Umpqua Holdings Corp.                  418,740    7,122,767       0.2%
*   Unico American Corp.                    35,600      377,360       0.0%
    Union Bankshares Corp.                 211,160    4,594,842       0.1%
    United Bancshares, Inc.                    590        8,823       0.0%
#   United Bankshares, Inc.                128,521    4,829,819       0.1%
    United Community Bancorp                   870       11,093       0.0%
    United Community Banks, Inc.            39,716      739,115       0.0%
    United Community Financial Corp.       251,131    1,353,596       0.0%
    United Financial Bancorp, Inc.         141,505    1,804,189       0.1%
    United Fire Group, Inc.                108,057    3,227,663       0.1%
*   United Security Bancshares               1,562        7,904       0.0%
    Unity Bancorp, Inc.                     24,614      227,926       0.0%
#   Universal Insurance Holdings, Inc.      49,436    1,187,453       0.0%
    Univest Corp. of Pennsylvania           17,682      344,976       0.0%
    Validus Holdings, Ltd.                 236,712    9,901,663       0.3%
    Valley National Bancorp                104,188      982,493       0.0%
    VSB Bancorp, Inc.                        1,262       15,680       0.0%
*   Walker & Dunlop, Inc.                   50,612      968,714       0.0%
#   Washington Federal, Inc.               240,815    5,201,604       0.2%
#   Washington Trust Bancorp, Inc.          17,053      631,302       0.0%
    Waterstone Financial, Inc.               7,259       92,480       0.0%
    Wayne Savings Bancshares, Inc.           1,300       17,277       0.0%
    Webster Financial Corp.                209,439    7,504,199       0.2%
#   WesBanco, Inc.                         204,893    6,456,178       0.2%
#   West Bancorporation, Inc.               90,568    1,717,169       0.1%
#   Westamerica Bancorporation                 551       23,996       0.0%
*   Western Alliance Bancorp                99,513    3,076,942       0.1%
    Westfield Financial, Inc.              116,491      902,805       0.0%
    White Mountains Insurance Group, Ltd.      496      335,281       0.0%
    Wilshire Bancorp, Inc.                 175,573    1,852,295       0.1%
    Wintrust Financial Corp.               176,339    8,594,763       0.2%
#   WR Berkley Corp.                       217,354   10,648,172       0.3%
    WSFS Financial Corp.                     8,024      571,068       0.0%
    WVS Financial Corp.                      1,304       16,157       0.0%
*   Yadkin Financial Corp.                   5,439      107,040       0.0%
    Zions Bancorporation                   519,713   14,726,068       0.4%
                                                   ------------      ----
Total Financials                                    996,613,931      27.0%
                                                   ------------      ----
Health Care -- (6.2%)
    Aceto Corp.                            186,980    3,623,672       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
*   Acorda Therapeutics, Inc.                 4,607 $   138,533       0.0%
*   Addus HomeCare Corp.                      8,421     226,020       0.0%
#*  Affymetrix, Inc.                        335,217   4,066,182       0.1%
#*  Albany Molecular Research, Inc.         175,487   3,169,295       0.1%
*   Alere, Inc.                             177,374   8,421,718       0.2%
*   Allied Healthcare Products, Inc.         26,236      39,879       0.0%
#*  Almost Family, Inc.                      14,716     636,908       0.0%
*   Alphatec Holdings, Inc.                  80,178     113,853       0.0%
*   Amedisys, Inc.                           97,525   2,712,170       0.1%
*   American Shared Hospital Services         8,624      22,940       0.0%
*   AMN Healthcare Services, Inc.            66,419   1,515,017       0.0%
*   Amsurg Corp.                            111,165   6,972,269       0.2%
    Analogic Corp.                            3,450     291,525       0.0%
*   AngioDynamics, Inc.                     139,840   2,333,930       0.1%
#*  Anika Therapeutics, Inc.                 68,061   2,322,241       0.1%
*   Arrhythmia Research Technology, Inc.      1,132       7,732       0.0%
*   Bio-Rad Laboratories, Inc. Class A        5,100     685,695       0.0%
#*  BioScrip, Inc.                          195,680     919,696       0.0%
*   BioTelemetry, Inc.                      104,382     836,100       0.0%
*   Cambrex Corp.                           172,443   6,637,331       0.2%
    Cantel Medical Corp.                    162,405   7,274,120       0.2%
*   Capital Senior Living Corp.             196,498   5,142,353       0.1%
*   Community Health Systems, Inc.          277,802  14,912,411       0.4%
    CONMED Corp.                            176,339   8,857,508       0.2%
    Cooper Cos., Inc. (The)                  16,844   2,999,411       0.1%
*   Cross Country Healthcare, Inc.          149,564   1,660,160       0.1%
    CryoLife, Inc.                           51,681     527,146       0.0%
#*  Cumberland Pharmaceuticals, Inc.         75,105     492,689       0.0%
*   Cutera, Inc.                             69,353     944,588       0.0%
*   Cynosure, Inc. Class A                   44,755   1,495,712       0.0%
#   Daxor Corp.                               2,581      19,874       0.0%
    Digirad Corp.                            50,370     212,058       0.0%
*   Emergent Biosolutions, Inc.              52,989   1,573,243       0.1%
    Ensign Group, Inc. (The)                  6,057     255,060       0.0%
*   Enzo Biochem, Inc.                       89,647     251,012       0.0%
*   Exactech, Inc.                            6,397     139,774       0.0%
#*  ExamWorks Group, Inc.                    18,793     769,573       0.0%
*   Five Star Quality Care, Inc.            116,835     496,549       0.0%
*   Genesis Healthcare, Inc.                 43,376     299,728       0.0%
*   Greatbatch, Inc.                        128,497   6,928,558       0.2%
*   Haemonetics Corp.                        33,115   1,342,151       0.0%
#*  Halyard Health, Inc.                     18,525     898,092       0.0%
*   Hanger, Inc.                             37,015     826,915       0.0%
#*  Harvard Apparatus Regenerative
      Technology, Inc.                       34,762      93,857       0.0%
*   Harvard Bioscience, Inc.                134,004     743,722       0.0%
*   Health Net, Inc.                         34,840   1,834,326       0.1%
#*  Healthways, Inc.                        136,494   2,374,996       0.1%
    Hill-Rom Holdings, Inc.                  54,042   2,698,857       0.1%
#*  Hologic, Inc.                           388,373  13,103,705       0.4%
*   ICU Medical, Inc.                         6,319     533,134       0.0%
#*  Idera Pharmaceuticals, Inc.             103,883     291,911       0.0%
#*  Impax Laboratories, Inc.                 13,337     603,633       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
*     InfuSystems Holdings, Inc.              6,891 $    21,086       0.0%
#*    Integra LifeSciences Holdings Corp.    26,184   1,539,096       0.1%
      Invacare Corp.                        132,909   2,667,484       0.1%
*     IPC Healthcare, Inc.                    1,532      74,945       0.0%
*     Iridex Corp.                           10,837     106,311       0.0%
      Kewaunee Scientific Corp.              10,051     157,399       0.0%
      Kindred Healthcare, Inc.              236,166   5,420,010       0.2%
#*    Lannett Co., Inc.                      82,573   4,747,948       0.1%
      LeMaitre Vascular, Inc.                69,901     633,303       0.0%
*     LHC Group, Inc.                        23,168     742,766       0.0%
*     LifePoint Hospitals, Inc.             217,249  16,267,605       0.4%
*     Magellan Health, Inc.                  61,835   3,914,156       0.1%
*     MedAssets, Inc.                        62,618   1,267,388       0.0%
(o)*  MedCath Corp.                         116,120          --       0.0%
*     MediciNova, Inc.                       19,847      77,006       0.0%
*     Merit Medical Systems, Inc.            23,121     448,779       0.0%
*     Misonix, Inc.                          28,468     370,938       0.0%
#*    Molina Healthcare, Inc.               127,094   7,527,778       0.2%
      National Healthcare Corp.               4,484     283,837       0.0%
*     Natus Medical, Inc.                   122,239   4,609,633       0.1%
*     NuVasive, Inc.                         35,338   1,580,669       0.1%
      Omnicare, Inc.                        317,727  27,953,621       0.8%
*     Omnicell, Inc.                         96,323   3,422,356       0.1%
*     OraSure Technologies, Inc.              7,623      48,025       0.0%
#     Owens & Minor, Inc.                    89,069   3,003,407       0.1%
#*    Pacific Biosciences of California,
        Inc.                                  7,789      40,191       0.0%
#     Paratek Pharmaceuticals, Inc.           3,018      73,428       0.0%
#*    PDI, Inc.                              86,304     109,606       0.0%
*     PharMerica Corp.                      150,112   4,302,210       0.1%
#*    Pozen, Inc.                            34,164     267,162       0.0%
*     Prestige Brands Holdings, Inc.        268,318  10,531,482       0.3%
*     Providence Service Corp. (The)         25,273   1,074,608       0.0%
#*    Repligen Corp.                        104,438   3,081,965       0.1%
*     RTI Surgical, Inc.                    194,453   1,088,937       0.0%
*     Sciclone Pharmaceuticals, Inc.        188,035   1,536,246       0.1%
      Select Medical Holdings Corp.         128,028   1,862,807       0.1%
      Span-America Medical Systems, Inc.     12,454     242,978       0.0%
*     Special Diversified Opportunities,
        Inc.                                 38,143      43,864       0.0%
      STERIS Corp.                            3,332     221,578       0.0%
#*    Sucampo Pharmaceuticals, Inc. Class A  36,738     652,467       0.0%
*     SunLink Health Systems, Inc.            9,835      14,949       0.0%
#*    SurModics, Inc.                        14,010     353,332       0.0%
*     Symmetry Surgical, Inc.                37,559     290,331       0.0%
*     Targacept, Inc.                        16,871      38,803       0.0%
#     Teleflex, Inc.                         63,027   7,749,800       0.2%
#*    Thoratec Corp.                         11,034     442,574       0.0%
*     Tornier NV                                600      15,522       0.0%
*     Triple-S Management Corp. Class B      89,437   1,674,261       0.1%
*     Universal American Corp.              386,869   3,864,821       0.1%
      Utah Medical Products, Inc.             1,047      56,444       0.0%
*     VCA, Inc.                              73,329   3,737,579       0.1%
#*    WellCare Health Plans, Inc.            11,235     869,926       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Health Care -- (Continued)
#*  Wright Medical Group, Inc.             110,648 $  2,807,140       0.1%
                                                   ------------       ---
Total Health Care                                   260,220,089       7.0%
                                                   ------------       ---
Industrials -- (15.8%)
    AAR Corp.                              196,594    5,945,003       0.2%
    ABM Industries, Inc.                    46,844    1,501,350       0.0%
*   ACCO Brands Corp.                       44,445      349,782       0.0%
*   Accuride Corp.                           3,960       16,157       0.0%
    Acme United Corp.                        2,645       48,866       0.0%
    Actuant Corp. Class A                   47,171    1,123,613       0.0%
#*  Adept Technology, Inc.                  11,652       71,194       0.0%
#   ADT Corp. (The)                        362,042   13,612,779       0.4%
#*  AECOM                                  306,419    9,670,584       0.3%
*   Aegion Corp.                           137,183    2,526,911       0.1%
*   AeroCentury Corp.                        9,884      111,986       0.0%
#*  Aerovironment, Inc.                    104,662    2,679,347       0.1%
#   AGCO Corp.                             192,073    9,893,680       0.3%
#   Air Lease Corp.                        132,039    5,100,667       0.1%
*   Air Transport Services Group, Inc.     233,206    2,173,480       0.1%
    Alamo Group, Inc.                       66,141    4,086,191       0.1%
    Alaska Air Group, Inc.                 160,320   10,270,099       0.3%
    Albany International Corp. Class A      63,428    2,486,378       0.1%
    Allied Motion Technologies, Inc.         1,975       57,907       0.0%
#   Altra Industrial Motion Corp.          123,243    3,249,918       0.1%
    AMERCO                                  88,302   28,436,776       0.8%
#*  Ameresco, Inc. Class A                   1,600       10,752       0.0%
#   American Railcar Industries, Inc.      107,451    5,699,201       0.2%
*   American Woodmark Corp.                 46,160    2,340,312       0.1%
#*  AMREP Corp.                              8,943       46,325       0.0%
    Apogee Enterprises, Inc.               153,531    8,078,801       0.2%
    Applied Industrial Technologies, Inc.   78,443    3,276,564       0.1%
*   ARC Document Solutions, Inc.           116,827      997,703       0.0%
    ArcBest Corp.                          136,778    4,882,975       0.1%
    Argan, Inc.                              2,703       87,334       0.0%
#*  Arotech Corp.                           33,900       94,242       0.0%
    Astec Industries, Inc.                  13,319      560,464       0.0%
#*  Atlas Air Worldwide Holdings, Inc.     121,398    5,916,938       0.2%
*   Avalon Holdings Corp. Class A           12,727       45,817       0.0%
*   Avis Budget Group, Inc.                549,560   29,753,178       0.8%
    AZZ, Inc.                                5,297      245,728       0.0%
    Babcock & Wilcox Co. (The)               6,415      207,333       0.0%
    Barnes Group, Inc.                      80,470    3,226,847       0.1%
#   Barrett Business Services, Inc.         14,159      629,651       0.0%
*   Beacon Roofing Supply, Inc.             42,157    1,252,906       0.0%
#*  BlueLinx Holdings, Inc.                101,135      108,214       0.0%
    Brady Corp. Class A                     63,268    1,684,827       0.1%
*   Breeze-Eastern Corp.                    29,140      297,228       0.0%
#   Briggs & Stratton Corp.                171,651    3,355,777       0.1%
#   Brink's Co. (The)                       27,143      718,475       0.0%
*   CAI International, Inc.                 50,141    1,194,359       0.0%
#*  CBIZ, Inc.                              87,757      793,323       0.0%
    CDI Corp.                              112,315    1,531,977       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Ceco Environmental Corp.                 20,047 $   236,354       0.0%
    Celadon Group, Inc.                      97,408   2,517,023       0.1%
*   Chart Industries, Inc.                      836      33,900       0.0%
    Chicago Rivet & Machine Co.               1,983      60,640       0.0%
    CIRCOR International, Inc.               59,669   3,260,314       0.1%
#*  Clean Harbors, Inc.                         913      50,443       0.0%
    Columbus McKinnon Corp.                  53,255   1,350,547       0.0%
    Comfort Systems USA, Inc.                56,590   1,170,847       0.0%
    Compx International, Inc.                 5,744      66,803       0.0%
    Con-way, Inc.                            64,749   2,661,184       0.1%
*   Continental Materials Corp.               1,419      23,839       0.0%
#   Copa Holdings SA Class A                 49,194   5,455,123       0.2%
    Courier Corp.                            28,025     680,447       0.0%
    Covanta Holding Corp.                   229,620   4,658,990       0.1%
*   Covenant Transportation Group, Inc.
      Class A                                76,284   2,324,373       0.1%
*   CPI Aerostructures, Inc.                 27,413     302,502       0.0%
*   CRA International, Inc.                  44,458   1,298,174       0.0%
    Crane Co.                                10,326     631,022       0.0%
    Cubic Corp.                               8,053     399,268       0.0%
    Curtiss-Wright Corp.                    193,210  14,115,923       0.4%
*   DigitalGlobe, Inc.                       94,158   3,029,063       0.1%
    Douglas Dynamics, Inc.                   67,044   1,458,207       0.0%
*   Ducommun, Inc.                           63,364   1,926,266       0.1%
*   Dycom Industries, Inc.                  161,441   7,423,057       0.2%
    Dynamic Materials Corp.                  12,521     167,656       0.0%
    Eastern Co. (The)                        34,260     683,830       0.0%
    Ecology and Environment, Inc. Class A     7,348      64,442       0.0%
    EMCOR Group, Inc.                        23,858   1,064,783       0.0%
    Encore Wire Corp.                       119,350   5,371,943       0.2%
#*  Energy Recovery, Inc.                    19,957      59,272       0.0%
#   EnerSys                                  79,649   5,408,167       0.2%
    Engility Holdings, Inc.                  17,477     487,084       0.0%
    Ennis, Inc.                             132,806   2,042,556       0.1%
    EnPro Industries, Inc.                   74,546   4,771,689       0.1%
    ESCO Technologies, Inc.                  72,124   2,646,951       0.1%
#   Espey Manufacturing & Electronics Corp.  13,355     372,604       0.0%
*   Esterline Technologies Corp.            124,499  13,855,494       0.4%
    Exelis, Inc.                            151,707   3,719,856       0.1%
    Federal Signal Corp.                    144,700   2,274,684       0.1%
*   Franklin Covey Co.                       93,603   1,744,760       0.1%
#   Franklin Electric Co., Inc.               1,490      53,878       0.0%
    FreightCar America, Inc.                 58,224   1,519,064       0.0%
#*  FTI Consulting, Inc.                    123,735   5,086,746       0.1%
#*  Fuel Tech, Inc.                          23,411      62,507       0.0%
*   Furmanite Corp.                          70,098     511,715       0.0%
    G&K Services, Inc. Class A               89,654   6,329,572       0.2%
    GATX Corp.                              210,848  11,470,131       0.3%
*   Gencor Industries, Inc.                  32,703     306,427       0.0%
    General Cable Corp.                      91,526   1,492,789       0.0%
*   Genesee & Wyoming, Inc. Class A          20,680   1,922,206       0.1%
*   Gibraltar Industries, Inc.              148,815   2,464,376       0.1%
    Global Power Equipment Group, Inc.        2,000      24,300       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Industrials -- (Continued)
#   Golden Ocean Group, Ltd.                 23,531 $   117,184       0.0%
*   Goldfield Corp. (The)                    19,975      33,358       0.0%
*   GP Strategies Corp.                      93,257   3,039,246       0.1%
#*  GrafTech International, Ltd.             89,712     434,206       0.0%
    Granite Construction, Inc.              155,442   5,395,392       0.2%
*   Great Lakes Dredge & Dock Corp.         330,495   1,916,871       0.1%
#   Greenbrier Cos., Inc. (The)             116,098   6,697,694       0.2%
#   Griffon Corp.                           277,994   4,673,079       0.1%
    H&E Equipment Services, Inc.            141,763   3,504,381       0.1%
    Hardinge, Inc.                           75,666     814,166       0.0%
#*  Hawaiian Holdings, Inc.                 176,430   4,072,004       0.1%
    Heidrick & Struggles International,
      Inc.                                   16,495     396,870       0.0%
*   Hill International, Inc.                 99,231     382,039       0.0%
    Houston Wire & Cable Co.                 99,680     940,979       0.0%
*   Hub Group, Inc. Class A                 123,416   4,924,298       0.1%
*   Hudson Global, Inc.                      55,855     145,782       0.0%
    Huntington Ingalls Industries, Inc.       7,684   1,011,138       0.0%
    Hurco Cos., Inc.                         31,863   1,031,087       0.0%
*   Huron Consulting Group, Inc.             20,564   1,246,590       0.0%
    Hyster-Yale Materials Handling, Inc.     48,502   3,557,137       0.1%
*   ICF International, Inc.                  43,696   1,682,296       0.1%
#*  InnerWorkings, Inc.                       9,334      59,084       0.0%
*   Innovative Solutions & Support, Inc.      8,421      32,673       0.0%
    Insteel Industries, Inc.                 72,966   1,478,291       0.0%
#   International Shipholding Corp.          30,737     337,492       0.0%
#   Intersections, Inc.                      70,687     228,319       0.0%
#*  JetBlue Airways Corp.                 1,383,605  28,405,411       0.8%
    Kadant, Inc.                             64,437   3,283,710       0.1%
#   Kaman Corp.                              34,534   1,440,413       0.0%
    KAR Auction Services, Inc.               22,900     852,109       0.0%
    Kelly Services, Inc. Class A            145,072   2,382,082       0.1%
*   Key Technology, Inc.                     15,076     199,003       0.0%
    Kforce, Inc.                              1,297      29,494       0.0%
    Kimball International, Inc. Class B     137,692   1,393,443       0.0%
*   Kirby Corp.                              15,313   1,202,530       0.0%
#   Knight Transportation, Inc.              45,714   1,321,135       0.0%
    Korn/Ferry International                 96,063   3,028,866       0.1%
*   Kratos Defense & Security Solutions,
      Inc.                                   45,494     248,852       0.0%
*   Lawson Products, Inc.                    47,145   1,105,550       0.0%
#*  Layne Christensen Co.                    79,522     534,388       0.0%
    LB Foster Co. Class A                    28,930   1,236,179       0.0%
#*  LMI Aerospace, Inc.                      48,967     552,837       0.0%
    LS Starrett Co. (The) Class A            17,861     337,573       0.0%
    LSI Industries, Inc.                    111,727   1,001,074       0.0%
*   Lydall, Inc.                            110,552   2,967,216       0.1%
    Manpowergroup, Inc.                      55,050   4,697,416       0.1%
    Marten Transport, Ltd.                  243,892   5,429,036       0.2%
*   MasTec, Inc.                             44,802     803,748       0.0%
*   Mastech Holdings, Inc.                      508       5,055       0.0%
    Matson, Inc.                            196,521   7,959,100       0.2%
    Matthews International Corp. Class A     37,861   1,837,394       0.1%
    McGrath RentCorp                         62,106   2,056,330       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
*   Mfri, Inc.                               51,844 $   307,435       0.0%
    Miller Industries, Inc.                  59,589   1,333,602       0.0%
    Mobile Mini, Inc.                       210,604   8,116,678       0.2%
*   Moog, Inc. Class A                       39,980   2,793,802       0.1%
*   Moog, Inc. Class B                        3,308     231,825       0.0%
*   MRC Global, Inc.                          3,231      47,173       0.0%
    Mueller Industries, Inc.                143,690   5,034,898       0.1%
    Mueller Water Products, Inc. Class A    318,498   2,981,141       0.1%
    Multi-Color Corp.                        35,452   2,225,677       0.1%
*   MYR Group, Inc.                          70,256   2,059,906       0.1%
#   National Presto Industries, Inc.          1,658     103,758       0.0%
*   Navigant Consulting, Inc.               100,271   1,449,919       0.0%
#*  NL Industries, Inc.                      37,233     274,407       0.0%
#   NN, Inc.                                139,284   3,504,385       0.1%
*   Northwest Pipe Co.                       60,065   1,455,976       0.0%
*   On Assignment, Inc.                     187,664   6,314,894       0.2%
    Orbital ATK, Inc.                        92,700   6,781,932       0.2%
#*  Orion Energy Systems, Inc.               19,386      58,546       0.0%
*   Orion Marine Group, Inc.                 25,213     212,293       0.0%
#   Oshkosh Corp.                            83,499   4,495,586       0.1%
    Owens Corning                           367,806  14,219,380       0.4%
*   PAM Transportation Services, Inc.        60,286   3,532,157       0.1%
    Park-Ohio Holdings Corp.                  1,185      54,901       0.0%
*   Patrick Industries, Inc.                  7,237     434,654       0.0%
#*  Patriot Transportation Holding, Inc.      8,714     224,908       0.0%
#   Powell Industries, Inc.                  13,080     434,125       0.0%
#*  PowerSecure International, Inc.          77,807   1,020,050       0.0%
#   Preformed Line Products Co.              20,440     857,458       0.0%
    Providence and Worcester Railroad Co.    13,495     248,578       0.0%
    Quad/Graphics, Inc.                      15,813     340,612       0.0%
    Quanex Building Products Corp.           37,360     721,048       0.0%
*   Quanta Services, Inc.                   217,179   6,278,645       0.2%
    RBC Bearings, Inc.                          543      39,634       0.0%
    RCM Technologies, Inc.                   92,190     568,812       0.0%
    Regal-Beloit Corp.                       67,677   5,292,341       0.2%
*   Republic Airways Holdings, Inc.         254,007   3,109,046       0.1%
    Resources Connection, Inc.               66,608   1,049,742       0.0%
*   Roadrunner Transportation Systems, Inc.  25,900     633,773       0.0%
*   RPX Corp.                                 9,539     148,427       0.0%
*   Rush Enterprises, Inc. Class A          197,465   5,161,735       0.1%
*   Rush Enterprises, Inc. Class B           51,902   1,277,308       0.0%
    Ryder System, Inc.                      233,530  22,269,421       0.6%
*   Saia, Inc.                              146,541   5,971,546       0.2%
*   Servotronics, Inc.                        6,561      43,827       0.0%
    SIFCO Industries, Inc.                   14,049     204,694       0.0%
    Simpson Manufacturing Co., Inc.          38,191   1,251,901       0.0%
    SkyWest, Inc.                           240,109   3,277,488       0.1%
*   SL Industries, Inc.                      12,775     530,546       0.0%
*   Sparton Corp.                            56,079   1,445,156       0.0%
    Standex International Corp.              73,367   5,933,189       0.2%
    Steelcase, Inc. Class A                 206,657   3,630,963       0.1%
#*  Sterling Construction Co., Inc.          33,300     146,187       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Industrials -- (Continued)
    Supreme Industries, Inc. Class A        31,849 $    249,059       0.0%
#   TAL International Group, Inc.          143,438    5,528,101       0.2%
*   Team, Inc.                               6,353      248,275       0.0%
*   Tecumseh Products Co.                   37,193      121,621       0.0%
#   Terex Corp.                            202,016    5,547,359       0.2%
    Tetra Tech, Inc.                        71,330    1,933,756       0.1%
*   Thermon Group Holdings, Inc.             6,408      149,114       0.0%
#   Titan International, Inc.               54,020      561,268       0.0%
#*  Titan Machinery, Inc.                   53,817      788,419       0.0%
*   TRC Cos., Inc.                          82,027      612,742       0.0%
*   Trimas Corp.                           120,073    3,382,456       0.1%
#   Trinity Industries, Inc.               554,828   15,030,290       0.4%
    Triumph Group, Inc.                     76,544    4,534,467       0.1%
*   TrueBlue, Inc.                          14,030      403,783       0.0%
*   Tutor Perini Corp.                     215,588    4,570,466       0.1%
    Twin Disc, Inc.                         43,496      782,493       0.0%
*   Ultralife Corp.                         40,258      164,253       0.0%
*   Ultrapetrol Bahamas, Ltd.                1,200        1,488       0.0%
    UniFirst Corp.                          54,384    6,157,900       0.2%
#   United Stationers, Inc.                 27,225    1,105,607       0.0%
    Universal Forest Products, Inc.         87,386    4,834,194       0.1%
    Universal Truckload Services, Inc.      11,902      252,798       0.0%
#*  USA Truck, Inc.                         62,991    1,547,059       0.1%
#   Valmont Industries, Inc.                 6,533      823,289       0.0%
*   Vectrus, Inc.                            5,877      150,216       0.0%
*   Veritiv Corp.                              267       10,611       0.0%
*   Versar, Inc.                             1,356        5,031       0.0%
    Viad Corp.                             103,803    2,758,046       0.1%
*   Virco Manufacturing Corp.               26,552       70,628       0.0%
*   Volt Information Sciences, Inc.          2,400       29,568       0.0%
    VSE Corp.                                3,624      257,811       0.0%
#*  Wabash National Corp.                   33,605      471,142       0.0%
    Waste Connections, Inc.                153,058    7,256,480       0.2%
    Watts Water Technologies, Inc. Class A 115,180    6,283,069       0.2%
    Werner Enterprises, Inc.               120,652    3,241,919       0.1%
#*  Wesco Aircraft Holdings, Inc.           43,957      689,246       0.0%
#*  WESCO International, Inc.                7,843      565,794       0.0%
*   Willdan Group, Inc.                     16,551      235,190       0.0%
*   Willis Lease Finance Corp.              36,581      695,039       0.0%
#*  XPO Logistics, Inc.                     35,301    1,712,098       0.1%
                                                   ------------      ----
Total Industrials                                   657,923,540      17.8%
                                                   ------------      ----
Information Technology -- (12.0%)
*   Actua Corp.                            298,309    4,316,531       0.1%
*   Acxiom Corp.                            19,195      335,145       0.0%
    ADTRAN, Inc.                            40,802      677,721       0.0%
*   Advanced Energy Industries, Inc.        63,796    1,560,450       0.1%
#*  Agilysys, Inc.                         116,656    1,097,733       0.0%
*   Alpha & Omega Semiconductor, Ltd.       16,887      138,305       0.0%
    American Software, Inc. Class A         19,941      193,627       0.0%
*   Amkor Technology, Inc.                 137,681      967,897       0.0%
*   Amtech Systems, Inc.                    48,005      600,062       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
#*  ANADIGICS, Inc.                         150,237 $   198,313       0.0%
*   Anixter International, Inc.               1,121      79,143       0.0%
*   AOL, Inc.                               217,760   8,688,624       0.2%
*   ARRIS Group, Inc.                       449,224  15,127,618       0.4%
*   Arrow Electronics, Inc.                 351,633  20,996,006       0.6%
    Astro-Med, Inc.                          24,190     339,869       0.0%
*   Aviat Networks, Inc.                    165,868     189,090       0.0%
*   Avid Technology, Inc.                   129,698   2,099,811       0.1%
    Avnet, Inc.                             368,742  15,719,471       0.4%
    AVX Corp.                               108,974   1,500,572       0.1%
    Aware, Inc.                              46,523     195,397       0.0%
*   Axcelis Technologies, Inc.              188,271     474,443       0.0%
*   AXT, Inc.                               170,997     406,973       0.0%
    Bel Fuse, Inc. Class A                   11,057     226,668       0.0%
    Bel Fuse, Inc. Class B                   47,730     979,897       0.0%
*   Benchmark Electronics, Inc.             259,534   6,106,835       0.2%
    Black Box Corp.                          76,343   1,519,226       0.1%
#*  Blucora, Inc.                           195,437   2,671,624       0.1%
*   BroadVision, Inc.                        19,245     114,508       0.0%
    Brocade Communications Systems, Inc.    596,259   6,737,727       0.2%
    Brooks Automation, Inc.                 157,481   1,694,496       0.1%
*   Bsquare Corp.                            33,534     141,513       0.0%
*   CACI International, Inc. Class A        127,408  11,242,482       0.3%
*   Calix, Inc.                             110,814     818,915       0.0%
*   Cascade Microtech, Inc.                  70,739     937,999       0.0%
*   Ceva, Inc.                                  810      16,767       0.0%
    Checkpoint Systems, Inc.                124,835   1,293,291       0.0%
*   CIBER, Inc.                             361,694   1,276,780       0.0%
*   Cirrus Logic, Inc.                       64,511   2,179,182       0.1%
*   Coherent, Inc.                           31,866   1,911,960       0.1%
    Cohu, Inc.                              136,344   1,427,522       0.0%
    Communications Systems, Inc.             41,562     466,326       0.0%
    Computer Sciences Corp.                  37,110   2,391,739       0.1%
    Comtech Telecommunications Corp.         75,916   2,193,972       0.1%
    Concurrent Computer Corp.                33,012     201,373       0.0%
#   Convergys Corp.                         551,669  12,511,853       0.4%
*   CoreLogic, Inc.                         194,171   7,594,028       0.2%
*   Covisint Corp.                           20,310      39,808       0.0%
#*  Cray, Inc.                               66,170   1,858,715       0.1%
#*  Cree, Inc.                              145,790   4,618,627       0.1%
#   CSG Systems International, Inc.          49,487   1,441,061       0.1%
    CSP, Inc.                                 4,766      35,221       0.0%
    CTS Corp.                                83,220   1,492,967       0.1%
*   CyberOptics Corp.                        68,426     719,842       0.0%
    Cypress Semiconductor Corp.              49,805     663,403       0.0%
    Daktronics, Inc.                         15,217     163,278       0.0%
*   Datalink Corp.                           67,209     776,936       0.0%
#*  Dealertrack Technologies, Inc.            3,100     121,861       0.0%
*   DHI Group, Inc.                         181,201   1,377,128       0.0%
*   Digi International, Inc.                134,407   1,357,511       0.0%
*   Diodes, Inc.                             64,832   1,732,311       0.1%
*   Dot Hill Systems Corp.                   12,250      76,930       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
*   DSP Group, Inc.                         115,184 $ 1,310,794       0.0%
    DST Systems, Inc.                           419      48,219       0.0%
*   DTS, Inc.                                 5,021     180,003       0.0%
    EarthLink Holdings Corp.                445,787   2,108,573       0.1%
*   EchoStar Corp. Class A                  130,677   6,533,850       0.2%
*   Edgewater Technology, Inc.               75,244     530,470       0.0%
    Electro Rent Corp.                      120,514   1,306,372       0.0%
    Electro Scientific Industries, Inc.     145,863     831,419       0.0%
*   Electronics for Imaging, Inc.           199,356   8,319,126       0.2%
*   Emcore Corp.                             45,352     247,168       0.0%
*   Emulex Corp.                            264,198   2,118,868       0.1%
#*  EnerNOC, Inc.                            35,786     395,435       0.0%
*   Entegris, Inc.                          138,626   1,845,112       0.1%
*   Entropic Communications, Inc.            81,262     245,411       0.0%
    EPIQ Systems, Inc.                      141,149   2,527,979       0.1%
*   ePlus, Inc.                              38,358   3,182,180       0.1%
#*  Euronet Worldwide, Inc.                  82,212   4,807,758       0.1%
*   Exar Corp.                              167,015   1,648,438       0.1%
*   ExlService Holdings, Inc.                 2,349      80,876       0.0%
*   Extreme Networks, Inc.                  199,693     503,226       0.0%
*   Fabrinet                                 23,766     430,402       0.0%
#*  Fairchild Semiconductor International,
      Inc.                                  375,794   6,826,298       0.2%
#*  Finisar Corp.                           127,247   2,586,932       0.1%
#*  First Solar, Inc.                       256,812  15,323,972       0.4%
*   FormFactor, Inc.                        107,132     853,842       0.0%
*   Frequency Electronics, Inc.              28,958     368,056       0.0%
*   Global Cash Access Holdings, Inc.        38,243     282,998       0.0%
*   GSE Systems, Inc.                        46,149      69,223       0.0%
*   GSI Group, Inc.                          28,105     373,234       0.0%
*   GSI Technology, Inc.                     63,460     335,703       0.0%
    Hackett Group, Inc. (The)               215,781   2,071,498       0.1%
*   Harmonic, Inc.                          274,620   1,925,086       0.1%
#*  Hutchinson Technology, Inc.              70,298     165,903       0.0%
    IAC/InterActiveCorp                     161,827  11,298,761       0.3%
*   ID Systems, Inc.                         56,086     393,163       0.0%
*   IEC Electronics Corp.                     6,001      25,204       0.0%
*   II-VI, Inc.                               5,572      99,126       0.0%
*   Imation Corp.                           116,292     475,634       0.0%
*   Ingram Micro, Inc. Class A              553,452  13,924,852       0.4%
*   Innodata, Inc.                              600       1,662       0.0%
#*  Inphi Corp.                               3,069      65,830       0.0%
*   Insight Enterprises, Inc.               137,520   3,935,822       0.1%
*   Integrated Device Technology, Inc.      409,921   7,456,463       0.2%
    Integrated Silicon Solution, Inc.       134,377   2,492,693       0.1%
#*  Internap Corp.                          251,967   2,368,490       0.1%
*   Interphase Corp.                         33,651      44,083       0.0%
    Intersil Corp. Class A                  451,374   6,025,843       0.2%
#*  Intevac, Inc.                           105,298     509,642       0.0%
*   IntraLinks Holdings, Inc.                55,077     539,755       0.0%
*   IntriCon Corp.                           13,375     103,656       0.0%
#*  Itron, Inc.                               2,207      79,143       0.0%
    IXYS Corp.                              108,516   1,227,316       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
    Jabil Circuit, Inc.                     270,570 $ 6,093,236       0.2%
#*  JDS Uniphase Corp.                        2,642      33,448       0.0%
*   Kemet Corp.                              75,318     325,374       0.0%
*   Key Tronic Corp.                         54,827     655,183       0.0%
*   Kimball Electronics, Inc.               103,269   1,320,811       0.0%
#*  Knowles Corp.                            14,076     269,837       0.0%
*   Kopin Corp.                             222,793     739,673       0.0%
*   Kulicke & Soffa Industries, Inc.        185,318   2,800,155       0.1%
*   KVH Industries, Inc.                     86,260   1,163,647       0.0%
*   Lattice Semiconductor Corp.             311,711   1,848,446       0.1%
    Leidos Holdings, Inc.                     5,850     243,594       0.0%
    Lexmark International, Inc. Class A     195,376   8,672,741       0.2%
*   LGL Group, Inc. (The)                     9,533      45,472       0.0%
*   Limelight Networks, Inc.                182,706     676,012       0.0%
*   Magnachip Semiconductor Corp.            10,012      54,866       0.0%
#   ManTech International Corp. Class A      73,769   2,156,268       0.1%
    Marchex, Inc. Class B                    93,738     398,386       0.0%
    Marvell Technology Group, Ltd.          952,508  13,344,637       0.4%
*   Mattson Technology, Inc.                 34,221     116,694       0.0%
#*  Maxwell Technologies, Inc.               20,502     114,811       0.0%
    Mentor Graphics Corp.                   210,657   5,041,022       0.1%
*   Mercury Systems, Inc.                    86,056   1,188,433       0.0%
    Methode Electronics, Inc.               178,393   7,574,567       0.2%
*   Microsemi Corp.                         102,783   3,428,841       0.1%
#   MKS Instruments, Inc.                   159,920   5,566,815       0.2%
    MOCON, Inc.                               1,300      22,620       0.0%
#*  ModusLink Global Solutions, Inc.        190,301     666,053       0.0%
#*  Monster Worldwide, Inc.                 102,627     604,473       0.0%
*   Multi-Fineline Electronix, Inc.          24,374     569,864       0.0%
*   Nanometrics, Inc.                        24,840     384,026       0.0%
*   NAPCO Security Technologies, Inc.        21,296     114,360       0.0%
    NCI, Inc. Class A                         1,000      10,200       0.0%
*   NCR Corp.                                10,754     295,090       0.0%
*   NeoPhotonics Corp.                        6,053      33,473       0.0%
*   NETGEAR, Inc.                            33,284   1,007,507       0.0%
*   Newport Corp.                           156,673   2,987,754       0.1%
*   Novatel Wireless, Inc.                   92,816     562,465       0.0%
#*  Oclaro, Inc.                             40,087      76,967       0.0%
*   OmniVision Technologies, Inc.           262,229   7,314,878       0.2%
*   ON Semiconductor Corp.                  108,843   1,253,871       0.0%
    Optical Cable Corp.                      59,643     242,747       0.0%
*   OSI Systems, Inc.                        34,845   2,341,932       0.1%
*   PAR Technology Corp.                     72,352     296,643       0.0%
    Park Electrochemical Corp.                4,655     101,107       0.0%
    PC Connection, Inc.                     232,056   5,636,640       0.2%
    PC-Tel, Inc.                            102,769     811,875       0.0%
*   PCM, Inc.                               112,274   1,108,144       0.0%
    Perceptron, Inc.                         78,740     959,053       0.0%
*   Perficient, Inc.                         53,539   1,104,510       0.0%
    Pericom Semiconductor Corp.             212,474   2,660,174       0.1%
#*  Photronics, Inc.                        279,845   2,454,241       0.1%
*   Planar Systems, Inc.                     52,408     302,394       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
    Plantronics, Inc.                         4,915 $   261,822       0.0%
*   Plexus Corp.                             27,459   1,182,110       0.0%
*   PMC-Sierra, Inc.                        427,393   3,602,923       0.1%
*   Polycom, Inc.                           243,460   3,177,153       0.1%
*   PRGX Global, Inc.                         3,599      15,260       0.0%
*   Progress Software Corp.                  25,851     682,466       0.0%
    QAD, Inc. Class B                           465       9,137       0.0%
*   QLogic Corp.                             85,081   1,250,691       0.0%
*   Qorvo, Inc.                             297,840  19,630,634       0.5%
*   Qualstar Corp.                           88,900     117,348       0.0%
*   Qumu Corp.                               14,970     206,736       0.0%
*   Radisys Corp.                            87,223     191,891       0.0%
*   RealNetworks, Inc.                      190,064   1,248,720       0.0%
    Reis, Inc.                               48,098   1,093,268       0.0%
#   RF Industries, Ltd.                      21,697      89,609       0.0%
    Richardson Electronics, Ltd.             36,132     320,852       0.0%
*   Rofin-Sinar Technologies, Inc.           24,308     575,127       0.0%
*   Rogers Corp.                              7,027     510,933       0.0%
#*  Rovi Corp.                              132,045   2,444,153       0.1%
#*  Rubicon Technology, Inc.                  3,709      14,243       0.0%
*   Rudolph Technologies, Inc.              145,735   1,869,780       0.1%
*   Sanmina Corp.                           275,108   5,592,946       0.2%
*   ScanSource, Inc.                         37,893   1,510,036       0.1%
*   Seachange International, Inc.           223,184   1,497,565       0.1%
*   Selectica, Inc.                           1,891      11,422       0.0%
*   ShoreTel, Inc.                           37,239     259,183       0.0%
*   Sigma Designs, Inc.                     133,928   1,070,085       0.0%
*   Silicon Laboratories, Inc.                9,569     494,430       0.0%
*   SMTC Corp.                               15,394      24,169       0.0%
    SS&C Technologies Holdings, Inc.          2,900     174,493       0.0%
*   StarTek, Inc.                            84,732     699,463       0.0%
#*  SunEdison, Inc.                         134,578   3,407,515       0.1%
#*  SunPower Corp.                          185,231   5,962,586       0.2%
*   Super Micro Computer, Inc.               22,787     655,582       0.0%
*   support.com, Inc.                       127,882     202,054       0.0%
*   Sykes Enterprises, Inc.                  88,565   2,216,782       0.1%
    SYNNEX Corp.                            188,595  14,427,517       0.4%
#*  Take-Two Interactive Software, Inc.     129,643   3,072,539       0.1%
*   Tech Data Corp.                         163,716   9,228,671       0.3%
*   TeleCommunication Systems, Inc. Class A 206,483     644,227       0.0%
*   Telenav, Inc.                            16,411     137,196       0.0%
    Teradyne, Inc.                           55,200   1,007,400       0.0%
    Tessco Technologies, Inc.                37,440     946,109       0.0%
    Tessera Technologies, Inc.              138,192   4,990,113       0.1%
    TheStreet, Inc.                         173,890     313,002       0.0%
*   TSR, Inc.                                 1,733       7,192       0.0%
#*  TTM Technologies, Inc.                  309,623   2,894,975       0.1%
*   Ultra Clean Holdings, Inc.               16,704     100,391       0.0%
*   United Online, Inc.                      71,086   1,125,291       0.0%
*   Universal Security Instruments, Inc.        793       4,659       0.0%
#*  Veeco Instruments, Inc.                  10,075     297,313       0.0%
#*  VeriFone Systems, Inc.                   28,723   1,027,422       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Information Technology -- (Continued)
#*  ViaSat, Inc.                             2,228 $    133,947       0.0%
*   Viasystems Group, Inc.                  61,551    1,094,377       0.0%
    Vicon Industries, Inc.                  30,165       46,756       0.0%
#*  Video Display Corp.                     10,671       16,327       0.0%
#*  Virtusa Corp.                          277,487   11,043,983       0.3%
#   Vishay Intertechnology, Inc.           479,006    6,073,796       0.2%
*   Vishay Precision Group, Inc.            40,885      583,429       0.0%
    Wayside Technology Group, Inc.             518        9,246       0.0%
#*  Web.com Group, Inc.                      4,664       85,678       0.0%
*   Westell Technologies, Inc. Class A      26,297       31,556       0.0%
*   Xcerra Corp.                            59,877      588,591       0.0%
*   XO Group, Inc.                          40,494      658,432       0.0%
#*  Zynga, Inc. Class A                    423,039    1,036,446       0.0%
                                                   ------------      ----
Total Information Technology                        502,182,423      13.6%
                                                   ------------      ----
Materials -- (7.3%)
    A Schulman, Inc.                       174,907    7,424,802       0.2%
    Airgas, Inc.                             2,988      302,625       0.0%
#*  AM Castle & Co.                        118,783      465,629       0.0%
*   American Biltrite, Inc.                     43       18,275       0.0%
    Ampco-Pittsburgh Corp.                  30,064      480,723       0.0%
#   Aptargroup, Inc.                         4,780      296,695       0.0%
    Ashland, Inc.                           86,923   10,983,590       0.3%
    Axiall Corp.                           127,503    5,202,122       0.1%
    Bemis Co., Inc.                        207,889    9,355,005       0.3%
*   Boise Cascade Co.                       45,513    1,579,301       0.0%
    Cabot Corp.                             62,826    2,685,183       0.1%
    Calgon Carbon Corp.                     24,381      541,014       0.0%
#*  Century Aluminum Co.                   414,244    5,339,605       0.1%
    Chase Corp.                             18,375      658,009       0.0%
*   Chemtura Corp.                         182,941    5,512,012       0.2%
*   Clearwater Paper Corp.                   8,507      544,193       0.0%
    Commercial Metals Co.                  404,659    6,717,339       0.2%
*   Core Molding Technologies, Inc.         23,022      503,721       0.0%
    Cytec Industries, Inc.                  65,166    3,603,028       0.1%
    Domtar Corp.                           246,334   10,646,556       0.3%
*   Ferro Corp.                             83,666    1,128,654       0.0%
    Friedman Industries, Inc.               51,479      331,062       0.0%
    FutureFuel Corp.                        27,283      296,566       0.0%
    Graphic Packaging Holding Co.          611,140    8,617,074       0.2%
#   Greif, Inc. Class B                        600       28,680       0.0%
    Hawkins, Inc.                              300       11,835       0.0%
    Haynes International, Inc.              18,879      839,549       0.0%
#   HB Fuller Co.                           76,988    3,215,789       0.1%
*   Headwaters, Inc.                       190,585    3,350,484       0.1%
#   Hecla Mining Co.                       218,956      661,247       0.0%
#*  Horsehead Holding Corp.                182,199    2,723,875       0.1%
#   Huntsman Corp.                         363,766    8,384,806       0.2%
    Innophos Holdings, Inc.                  5,587      295,217       0.0%
    Innospec, Inc.                          39,797    1,739,129       0.1%
#   Kaiser Aluminum Corp.                   92,915    7,467,579       0.2%
    KapStone Paper and Packaging Corp.     378,704   10,584,777       0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Materials -- (Continued)
      KMG Chemicals, Inc.                    8,776 $    256,961       0.0%
*     Kraton Performance Polymers, Inc.      8,499      191,568       0.0%
#*    Louisiana-Pacific Corp.              670,853   10,223,800       0.3%
*     LSB Industries, Inc.                   9,633      408,536       0.0%
#     Martin Marietta Materials, Inc.       46,687    6,659,901       0.2%
      Materion Corp.                        87,213    3,487,648       0.1%
      MeadWestvaco Corp.                   386,074   18,840,411       0.5%
#*    Mercer International, Inc.           186,841    2,671,826       0.1%
      Minerals Technologies, Inc.          106,056    7,183,173       0.2%
      Myers Industries, Inc.               180,201    2,913,850       0.1%
      Neenah Paper, Inc.                    52,936    3,201,040       0.1%
      Noranda Aluminum Holding Corp.         1,300        4,342       0.0%
*     Northern Technologies International
        Corp.                               20,514      355,303       0.0%
      Olin Corp.                           104,681    3,091,230       0.1%
#     Olympic Steel, Inc.                   72,635      795,353       0.0%
      OM Group, Inc.                       173,900    5,223,956       0.1%
*     OMNOVA Solutions, Inc.                24,623      196,738       0.0%
      PH Glatfelter Co.                    220,312    5,463,738       0.2%
      PolyOne Corp.                        147,777    5,770,692       0.2%
      Quaker Chemical Corp.                 41,927    3,489,165       0.1%
      Reliance Steel & Aluminum Co.        203,701   13,183,529       0.4%
*     Resolute Forest Products, Inc.        22,556      347,814       0.0%
      Rock-Tenn Co. Class A                299,934   18,889,843       0.5%
#*    RTI International Metals, Inc.       146,456    5,514,068       0.2%
      Schnitzer Steel Industries, Inc.
        Class A                             41,772      727,668       0.0%
      Schweitzer-Mauduit International,
        Inc.                                 3,767      166,539       0.0%
      Sensient Technologies Corp.           63,001    4,117,745       0.1%
      Sonoco Products Co.                  105,253    4,703,757       0.1%
      Steel Dynamics, Inc.                 496,644   10,990,732       0.3%
#*    Stillwater Mining Co.                 44,238      594,116       0.0%
      SunCoke Energy, Inc.                 161,918    2,838,423       0.1%
      Synalloy Corp.                        27,564      407,120       0.0%
      TimkenSteel Corp.                      6,870      200,535       0.0%
*     Trecora Resources                     19,226      230,712       0.0%
      Tredegar Corp.                       167,221    3,423,014       0.1%
      Tronox, Ltd. Class A                  23,392      490,062       0.0%
#     United States Lime & Minerals, Inc.    4,394      290,004       0.0%
#     United States Steel Corp.            251,409    6,038,844       0.2%
#*    Universal Stainless & Alloy
        Products, Inc.                      44,949      943,929       0.0%
      Vulcan Materials Co.                 125,383   10,722,754       0.3%
#     Wausau Paper Corp.                   158,672    1,478,823       0.0%
      Westlake Chemical Corp.              125,414    9,779,784       0.3%
      Worthington Industries, Inc.         159,664    4,315,718       0.1%
      Zep, Inc.                              6,046      120,195       0.0%
                                                   ------------       ---
Total Materials                                     303,480,709       8.2%
                                                   ------------       ---
Other -- (0.0%)
(o)*  Allen Organ Co. Escrow Shares            400           --       0.0%
(o)*  Gerber Scientific, Inc. Escrow
        Shares                             182,700           --       0.0%
(o)*  Petrocorp, Inc. Escrow Shares          4,900           --       0.0%
                                                   ------------       ---
Total Other                                                  --       0.0%
                                                   ------------       ---

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
Real Estate Investment Trusts -- (0.1%)
*      Communications Sales &
         Leasing, Inc.                   184,852 $    5,560,354        0.2%
Telecommunication Services -- (0.9%)
*      Alteva                              9,604         67,900        0.0%
       Atlantic Tele-Network, Inc.         6,278        414,474        0.0%
#*     Boingo Wireless, Inc.              63,850        527,401        0.0%
#      Consolidated Communications
         Holdings, Inc.                   32,063        675,567        0.0%
#      Frontier Communications Corp.   1,951,480     13,387,153        0.4%
*      General Communication, Inc.
         Class A                         157,174      2,492,780        0.1%
#*     Hawaiian Telcom Holdco, Inc.        2,855         75,201        0.0%
       IDT Corp. Class B                  19,608        333,924        0.0%
       Inteliquent, Inc.                  83,474      1,586,841        0.0%
#*     Iridium Communications, Inc.      145,080      1,475,464        0.0%
#      Lumos Networks Corp.                3,587         50,720        0.0%
#*     ORBCOMM, Inc.                     105,520        635,230        0.0%
*      Premiere Global Services, Inc.     80,919        826,183        0.0%
       Shenandoah Telecommunications
         Co.                              93,070      3,207,192        0.1%
       Spok Holdings, Inc.                43,053        810,473        0.0%
#*     Straight Path Communications,
         Inc. Class B                      9,804        204,904        0.0%
       Telephone & Data Systems, Inc.    274,975      7,344,582        0.2%
#*     United States Cellular Corp.       53,278      1,967,556        0.1%
*      Vonage Holdings Corp.              39,758        184,079        0.0%
*      Windstream Holdings, Inc.         154,044      1,799,232        0.1%
                                                 --------------      -----
Total Telecommunication Services                     38,066,856        1.0%
                                                 --------------      -----
Utilities -- (0.4%)
*      Calpine Corp.                      91,557      1,996,858        0.1%
       Consolidated Water Co., Ltd.       22,021        264,472        0.0%
*      Dynegy, Inc.                        9,270        308,413        0.0%
       Genie Energy, Ltd. Class B         50,461        718,565        0.0%
#      Ormat Technologies, Inc.           37,652      1,377,687        0.1%
       UGI Corp.                         354,621     12,344,357        0.3%
                                                 --------------      -----
Total Utilities                                      17,010,352        0.5%
                                                 --------------      -----
TOTAL COMMON STOCKS                               3,683,808,595       99.8%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Furiex Pharmaceuticals
         Contingent Value Rights           8,033         78,482        0.0%
(o)*   Leap Wireless International,
         Inc. Contingent Value Rights    106,992        269,620        0.0%
(o)#*  Magnum Hunter Resources Corp.
         Warrants 04/15/16                 3,960             --        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                   348,102        0.0%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
*      State Street Institutional
         Liquid Reserves, 0.098%      13,109,972     13,109,972        0.4%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (11.5%)
(S)@ DFA Short Term Investment Fund   41,575,814    481,032,169       13.0%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,597,805,637)                          $4,178,298,838      113.2%
                                                 ==============      =====

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary   $  575,705,948           --   --    $  575,705,948
    Consumer Staples            118,107,133           --   --       118,107,133
    Energy                      208,937,260           --   --       208,937,260
    Financials                  996,613,922 $          9   --       996,613,931
    Health Care                 260,220,089           --   --       260,220,089
    Industrials                 657,923,540           --   --       657,923,540
    Information Technology      502,182,423           --   --       502,182,423
    Materials                   303,480,709           --   --       303,480,709
    Other                                --           --   --                --
    Real Estate Investment
      Trusts                      5,560,354           --   --         5,560,354
    Telecommunication
      Services                   38,066,856           --   --        38,066,856
    Utilities                    17,010,352           --   --        17,010,352
 Rights/Warrants                         --      348,102   --           348,102
 Temporary Cash Investments      13,109,972           --   --        13,109,972
 Securities Lending
   Collateral                            --  481,032,169   --       481,032,169
                             -------------- ------------   --    --------------
 TOTAL                       $3,696,918,558 $481,380,280   --    $4,178,298,838
                             ============== ============   ==    ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
COMMON STOCKS -- (83.0%)

Consumer Discretionary -- (14.3%)
*   1-800-Flowers.com, Inc. Class A           68,093 $  719,743       0.0%
    A. H. Belo Corp. Class A                  46,600    311,754       0.0%
    Aaron's, Inc.                             97,838  3,326,492       0.2%
#   Abercrombie & Fitch Co. Class A           73,442  1,650,976       0.1%
#*  Aeropostale, Inc.                          4,700     14,523       0.0%
*   Ambassadors Group, Inc.                   13,635     39,132       0.0%
    AMCON Distributing Co.                       300     23,745       0.0%
#*  America's Car-Mart, Inc.                  25,524  1,310,402       0.1%
#*  American Axle & Manufacturing Holdings,
      Inc.                                   117,566  2,930,920       0.1%
#   American Eagle Outfitters, Inc.          290,668  4,624,528       0.2%
#*  American Public Education, Inc.           29,696    828,221       0.0%
*   ANN, Inc.                                 51,700  1,957,362       0.1%
*   Apollo Education Group, Inc. Class A     143,368  2,406,432       0.1%
    Arctic Cat, Inc.                          28,530  1,012,530       0.1%
    Ark Restaurants Corp.                      4,323    105,870       0.0%
*   Asbury Automotive Group, Inc.             46,541  3,910,840       0.2%
*   Ascena Retail Group, Inc.                 52,390    785,326       0.0%
*   Ascent Capital Group, Inc. Class A        15,695    628,428       0.0%
*   Ballantyne Strong, Inc.                   19,505     91,283       0.0%
#*  Barnes & Noble, Inc.                     110,319  2,415,986       0.1%
    Bassett Furniture Industries, Inc.        26,661    752,373       0.0%
    Beasley Broadcast Group, Inc. Class A     15,564     75,485       0.0%
*   Beazer Homes USA, Inc.                    25,896    453,439       0.0%
#   bebe stores, Inc.                        130,800    432,948       0.0%
*   Belmond, Ltd. Class A                    134,784  1,660,539       0.1%
    Big 5 Sporting Goods Corp.                35,394    482,774       0.0%
#   Big Lots, Inc.                            87,036  3,966,231       0.2%
*   Biglari Holdings, Inc.                     4,021  1,469,716       0.1%
#*  BJ's Restaurants, Inc.                    43,479  2,034,817       0.1%
    Bloomin' Brands, Inc.                     15,000    339,900       0.0%
#*  Blue Nile, Inc.                           17,399    473,427       0.0%
    Bob Evans Farms, Inc.                     44,644  1,920,585       0.1%
#   Bon-Ton Stores, Inc. (The)                33,773    242,152       0.0%
*   Books-A-Million, Inc.                     11,787     33,829       0.0%
    Bowl America, Inc. Class A                 1,400     20,384       0.0%
#*  Boyd Gaming Corp.                         69,502    917,426       0.0%
*   Bravo Brio Restaurant Group, Inc.         22,705    334,445       0.0%
*   Bridgepoint Education, Inc.               32,341    283,631       0.0%
#*  Bright Horizons Family Solutions, Inc.    14,860    747,161       0.0%
#   Brinker International, Inc.               15,094    835,755       0.0%
    Brown Shoe Co., Inc.                      83,797  2,488,771       0.1%
    Brunswick Corp.                           30,204  1,511,408       0.1%
#   Buckle, Inc. (The)                        31,524  1,412,275       0.1%
#*  Buffalo Wild Wings, Inc.                  19,661  3,131,997       0.2%
*   Build-A-Bear Workshop, Inc.               39,037    719,452       0.0%
#*  Cabela's, Inc.                            22,425  1,182,695       0.1%
#   Callaway Golf Co.                        182,682  1,768,362       0.1%
*   Cambium Learning Group, Inc.              18,289     54,135       0.0%
*   Canterbury Park Holding Corp.              6,569     67,989       0.0%
    Capella Education Co.                     21,869  1,181,582       0.1%
*   Career Education Corp.                   118,625    498,225       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Carmike Cinemas, Inc.                     39,475 $1,191,356       0.1%
    Carriage Services, Inc.                   46,003  1,087,511       0.1%
*   Carrols Restaurant Group, Inc.            65,150    588,956       0.0%
    Carter's, Inc.                             2,659    265,528       0.0%
    Cato Corp. (The) Class A                  41,953  1,650,431       0.1%
*   Cavco Industries, Inc.                    15,402  1,009,909       0.1%
#*  Central European Media Enterprises,
      Ltd. Class A                            10,557     29,032       0.0%
*   Charles & Colvard, Ltd.                   19,124     24,479       0.0%
#   Cheesecake Factory, Inc. (The)            62,563  3,136,283       0.2%
    Cherokee, Inc.                            16,547    359,070       0.0%
    Chico's FAS, Inc.                        267,898  4,516,760       0.2%
    Children's Place, Inc. (The)              29,165  1,769,149       0.1%
    Choice Hotels International, Inc.         39,543  2,367,439       0.1%
*   Christopher & Banks Corp.                 33,423    198,533       0.0%
    Churchill Downs, Inc.                     21,618  2,576,217       0.1%
#*  Chuy's Holdings, Inc.                     14,473    327,379       0.0%
*   Cinedigm Corp.                            82,370     68,367       0.0%
*   Citi Trends, Inc.                         29,034    661,395       0.0%
#   Collectors Universe, Inc.                 20,036    461,429       0.0%
    Columbia Sportswear Co.                   42,155  2,643,118       0.1%
#*  Conn's, Inc.                              78,720  2,201,798       0.1%
    Cooper Tire & Rubber Co.                 100,711  4,279,210       0.2%
#*  Cooper-Standard Holding, Inc.                438     26,727       0.0%
    Core-Mark Holding Co., Inc.               57,794  3,046,322       0.1%
#   Cracker Barrel Old Country Store, Inc.    24,607  3,259,935       0.2%
#*  Crocs, Inc.                              132,567  1,749,884       0.1%
*   Crown Media Holdings, Inc. Class A        55,635    208,631       0.0%
    CSS Industries, Inc.                      17,516    496,403       0.0%
    CST Brands, Inc.                          61,694  2,573,257       0.1%
    Culp, Inc.                                35,956    929,463       0.1%
#*  Cumulus Media, Inc. Class A              168,059    383,175       0.0%
#   Dana Holding Corp.                           100      2,157       0.0%
#*  Deckers Outdoor Corp.                     39,785  2,944,090       0.1%
*   Del Frisco's Restaurant Group, Inc.       38,922    785,057       0.0%
*   Delta Apparel, Inc.                        4,288     52,614       0.0%
*   Denny's Corp.                             17,977    187,141       0.0%
    Destination Maternity Corp.               28,800    339,552       0.0%
#*  Destination XL Group, Inc.               114,725    558,711       0.0%
#   DeVry Education Group, Inc.               90,494  2,736,539       0.1%
    Dillard's, Inc. Class A                    7,448    980,082       0.1%
    DineEquity, Inc.                          22,844  2,202,847       0.1%
#*  Dixie Group, Inc. (The)                   17,430    171,337       0.0%
    Domino's Pizza, Inc.                      20,546  2,215,886       0.1%
#*  Dorman Products, Inc.                     58,084  2,720,074       0.1%
    Dover Motorsports, Inc.                   26,237     64,018       0.0%
#*  DreamWorks Animation SKG, Inc. Class A    41,851  1,090,637       0.1%
    Drew Industries, Inc.                     44,007  2,493,877       0.1%
    DSW, Inc. Class A                         69,646  2,526,060       0.1%
    Educational Development Corp.              2,842     12,022       0.0%
*   Eldorado Resorts, Inc.                    11,503     81,096       0.0%
    Emerson Radio Corp.                       37,654     52,339       0.0%
*   Entercom Communications Corp. Class A     35,561    422,465       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Entravision Communications Corp. Class A 101,683 $  665,007       0.0%
    Escalade, Inc.                            10,576    190,262       0.0%
#   Ethan Allen Interiors, Inc.               48,759  1,180,943       0.1%
*   EVINE Live, Inc.                          75,249    448,484       0.0%
#   EW Scripps Co. (The) Class A             155,344  3,617,962       0.2%
*   Express, Inc.                             41,522    676,809       0.0%
#*  Famous Dave's Of America, Inc.            19,657    554,327       0.0%
*   Federal-Mogul Holdings Corp.              23,530    303,537       0.0%
*   Fiesta Restaurant Group, Inc.             47,558  2,404,057       0.1%
    Finish Line, Inc. (The) Class A          114,231  2,802,086       0.1%
#*  Five Below, Inc.                          14,081    474,811       0.0%
    Flanigan's Enterprises, Inc.               1,877     54,583       0.0%
    Flexsteel Industries, Inc.                 6,672    240,259       0.0%
*   Fox Factory Holding Corp.                  5,002     76,130       0.0%
#*  Francesca's Holdings Corp.                45,488    770,112       0.0%
    Fred's, Inc. Class A                      84,507  1,425,633       0.1%
    Frisch's Restaurants, Inc.                 5,471    156,279       0.0%
#*  FTD Cos., Inc.                            44,580  1,272,313       0.1%
#*  Fuel Systems Solutions, Inc.              27,713    307,614       0.0%
*   Full House Resorts, Inc.                   2,548      3,822       0.0%
#*  G-III Apparel Group, Ltd.                 41,439  4,607,188       0.2%
*   Gaiam, Inc. Class A                       26,193    171,826       0.0%
#*  Gaming Partners International Corp.       15,986    177,125       0.0%
#*  Geeknet, Inc.                              3,728     33,552       0.0%
*   Genesco, Inc.                             36,344  2,456,491       0.1%
*   Gentherm, Inc.                            72,886  3,843,279       0.2%
*   Gordmans Stores, Inc.                      9,387     68,337       0.0%
*   Grand Canyon Education, Inc.              42,916  1,943,236       0.1%
*   Gray Television, Inc.                    134,064  1,777,689       0.1%
*   Gray Television, Inc. Class A                912     10,488       0.0%
    Group 1 Automotive, Inc.                  40,048  3,162,991       0.2%
#   Guess?, Inc.                              31,631    579,164       0.0%
    Harte-Hanks, Inc.                         84,200    571,718       0.0%
    Haverty Furniture Cos., Inc.              44,570    956,472       0.1%
    Haverty Furniture Cos., Inc. Class A         457      9,826       0.0%
*   Helen of Troy, Ltd.                       45,519  3,987,920       0.2%
#*  hhgregg, Inc.                             32,643    186,718       0.0%
#*  Hibbett Sports, Inc.                      25,429  1,190,077       0.1%
    Hooker Furniture Corp.                    16,492    419,721       0.0%
    HSN, Inc.                                  3,000    187,260       0.0%
#*  Iconix Brand Group, Inc.                 102,033  2,684,488       0.1%
    International Speedway Corp. Class A      42,546  1,546,973       0.1%
#   Interval Leisure Group, Inc.              48,477  1,201,745       0.1%
#*  iRobot Corp.                              33,172  1,075,436       0.1%
*   Isle of Capri Casinos, Inc.               36,409    517,736       0.0%
    Jack in the Box, Inc.                     42,100  3,653,017       0.2%
#*  JAKKS Pacific, Inc.                       14,297     95,361       0.0%
#*  Jamba, Inc.                               32,557    513,098       0.0%
    Johnson Outdoors, Inc. Class A            16,903    532,445       0.0%
*   Journal Media Group, Inc.                 45,837    425,826       0.0%
*   K12, Inc.                                 32,352    523,132       0.0%
#*  Kate Spade & Co.                          58,753  1,921,223       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   KB Home                                   96,431 $1,397,285       0.1%
#*  Kirkland's, Inc.                          46,173  1,096,147       0.1%
*   Kona Grill, Inc.                          12,523    303,808       0.0%
    Koss Corp.                                   735      1,668       0.0%
#*  Krispy Kreme Doughnuts, Inc.             137,728  2,451,558       0.1%
    La-Z-Boy, Inc.                           116,492  3,053,255       0.1%
#*  Lakeland Industries, Inc.                 10,138     93,472       0.0%
*   LeapFrog Enterprises, Inc.                 2,132      4,818       0.0%
*   Learning Tree International, Inc.         21,151     24,958       0.0%
    Libbey, Inc.                              47,888  1,884,393       0.1%
    Liberty Tax, Inc.                          4,314    119,498       0.0%
*   Liberty Ventures Series A                 14,926    622,116       0.0%
*   Life Time Fitness, Inc.                   63,944  4,571,996       0.2%
#   Lifetime Brands, Inc.                     27,425    399,034       0.0%
    Lincoln Educational Services Corp.        20,057     44,125       0.0%
    Lithia Motors, Inc. Class A               51,735  5,159,532       0.2%
*   Live Nation Entertainment, Inc.          101,740  2,549,604       0.1%
*   Loral Space & Communications, Inc.        15,466  1,067,154       0.1%
*   Luby's, Inc.                              63,661    337,403       0.0%
#*  Lumber Liquidators Holdings, Inc.         29,224    803,368       0.0%
#*  M/I Homes, Inc.                           52,243  1,178,602       0.1%
    Marcus Corp. (The)                        41,404    801,995       0.0%
    Marine Products Corp.                     57,093    405,360       0.0%
*   MarineMax, Inc.                           56,073  1,238,092       0.1%
    Marriott Vacations Worldwide Corp.        45,980  3,780,016       0.2%
#*  Martha Stewart Living Omnimedia, Inc.
      Class A                                 48,330    265,815       0.0%
*   McClatchy Co. (The) Class A               47,823     66,474       0.0%
#   MDC Holdings, Inc.                        82,544  2,215,481       0.1%
*   Media General, Inc.                       45,073    761,283       0.0%
    Men's Wearhouse, Inc. (The)               77,801  4,402,759       0.2%
#   Meredith Corp.                            54,011  2,810,732       0.1%
*   Meritage Homes Corp.                      44,145  1,888,082       0.1%
*   Modine Manufacturing Co.                  69,080    848,993       0.0%
*   Monarch Casino & Resort, Inc.             36,281    663,942       0.0%
#   Monro Muffler Brake, Inc.                 32,229  1,930,195       0.1%
#*  Motorcar Parts of America, Inc.           30,421    889,206       0.0%
    Movado Group, Inc.                        45,116  1,320,996       0.1%
*   Murphy USA, Inc.                          45,279  2,958,077       0.1%
    NACCO Industries, Inc. Class A            14,400    705,312       0.0%
    Nathan's Famous, Inc.                     14,980    616,277       0.0%
    National CineMedia, Inc.                  65,980  1,005,535       0.1%
*   Nautilus, Inc.                            79,994  1,344,699       0.1%
*   New York & Co., Inc.                      72,678    183,875       0.0%
#   New York Times Co. (The) Class A         187,781  2,514,388       0.1%
    Nexstar Broadcasting Group, Inc. Class A  38,798  2,268,131       0.1%
*   Nobility Homes, Inc.                       2,012     22,887       0.0%
#   Nutrisystem, Inc.                         46,469    885,234       0.0%
*   Office Depot, Inc.                       836,472  7,712,272       0.4%
*   Orbitz Worldwide, Inc.                   126,204  1,479,111       0.1%
#   Outerwall, Inc.                           10,200    677,586       0.0%
#*  Overstock.com, Inc.                       23,562    505,876       0.0%
#   Oxford Industries, Inc.                   25,607  2,034,476       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Pacific Sunwear of California, Inc.       52,595 $  110,450       0.0%
    Papa John's International, Inc.           45,840  2,813,201       0.1%
#*  Penn National Gaming, Inc.                63,987  1,028,911       0.1%
    Penske Automotive Group, Inc.             41,933  2,046,750       0.1%
*   Pep Boys-Manny, Moe & Jack (The)          72,926    668,002       0.0%
#*  Perfumania Holdings, Inc.                  8,879     48,479       0.0%
*   Perry Ellis International, Inc.           36,833    881,045       0.0%
#   PetMed Express, Inc.                      50,778    803,816       0.0%
#   Pier 1 Imports, Inc.                     103,627  1,310,882       0.1%
*   Pinnacle Entertainment, Inc.              72,817  2,676,753       0.1%
    Pool Corp.                                41,444  2,689,301       0.1%
*   Popeyes Louisiana Kitchen, Inc.           45,337  2,524,364       0.1%
#*  Quiksilver, Inc.                          98,168    162,959       0.0%
*   RCI Hospitality Holdings, Inc.            19,283    219,633       0.0%
*   Reading International, Inc. Class A        2,100     27,972       0.0%
*   Reading International, Inc. Class B        2,340     34,223       0.0%
*   Red Lion Hotels Corp.                     11,845     82,915       0.0%
*   Red Robin Gourmet Burgers, Inc.           31,187  2,341,832       0.1%
#   Regal Entertainment Group Class A         36,762    808,764       0.0%
*   Regis Corp.                               77,811  1,285,438       0.1%
    Rent-A-Center, Inc.                       81,846  2,422,642       0.1%
#*  Rentrak Corp.                              9,956    471,914       0.0%
    Rocky Brands, Inc.                        18,120    406,613       0.0%
#*  Ruby Tuesday, Inc.                       121,476    884,345       0.0%
    Ruth's Hospitality Group, Inc.            83,996  1,222,142       0.1%
#   Ryland Group, Inc. (The)                  75,987  3,132,184       0.2%
    Saga Communications, Inc. Class A         15,886    635,281       0.0%
    Salem Media Group, Inc. Class A            7,225     35,258       0.0%
#   Scholastic Corp.                          34,145  1,387,653       0.1%
#*  Scientific Games Corp. Class A            88,145  1,116,797       0.1%
    SeaWorld Entertainment, Inc.              10,733    227,540       0.0%
*   Select Comfort Corp.                      89,608  2,761,719       0.1%
*   Shiloh Industries, Inc.                   42,751    497,194       0.0%
    Shoe Carnival, Inc.                       48,652  1,270,304       0.1%
#*  Shutterfly, Inc.                          45,940  2,056,274       0.1%
#   Sinclair Broadcast Group, Inc. Class A    60,450  1,852,188       0.1%
*   Sizmek, Inc.                              37,948    264,118       0.0%
*   Skechers U.S.A., Inc. Class A             52,918  4,758,387       0.2%
*   Skullcandy, Inc.                          47,204    510,275       0.0%
*   Skyline Corp.                             11,206     40,117       0.0%
    Sonic Automotive, Inc. Class A            53,256  1,243,528       0.1%
    Sonic Corp.                              128,846  3,691,438       0.2%
#   Sotheby's                                 55,282  2,361,094       0.1%
*   Spanish Broadcasting System, Inc.
      Class A                                  4,462     27,664       0.0%
    Spartan Motors, Inc.                      49,138    231,440       0.0%
    Speedway Motorsports, Inc.                46,260  1,059,354       0.1%
    Stage Stores, Inc.                        44,773    864,567       0.0%
    Standard Motor Products, Inc.             57,284  2,165,335       0.1%
*   Standard Pacific Corp.                   201,057  1,628,562       0.1%
*   Stanley Furniture Co., Inc.                8,005     21,533       0.0%
#*  Starz                                     81,601  3,209,367       0.2%
    Stein Mart, Inc.                          89,200  1,055,236       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Steiner Leisure, Ltd.                   15,636 $    754,281       0.0%
*   Steven Madden, Ltd.                     82,515    3,219,735       0.2%
*   Stoneridge, Inc.                        69,986      842,631       0.0%
#   Strattec Security Corp.                  5,703      428,124       0.0%
#*  Strayer Education, Inc.                 10,933      554,522       0.0%
#   Sturm Ruger & Co., Inc.                 31,391    1,720,541       0.1%
    Superior Industries International,
      Inc.                                  45,688      849,797       0.0%
    Superior Uniform Group, Inc.            18,072      307,224       0.0%
    Sypris Solutions, Inc.                  25,625       39,206       0.0%
#*  Systemax, Inc.                          67,918      709,743       0.0%
    Tandy Leather Factory, Inc.             22,365      189,432       0.0%
*   Taylor Morrison Home Corp. Class A       5,145       95,285       0.0%
#*  Tempur Sealy International, Inc.        16,600    1,011,106       0.1%
*   Tenneco, Inc.                           41,414    2,420,648       0.1%
    Texas Roadhouse, Inc.                   78,827    2,648,587       0.1%
    Thor Industries, Inc.                   58,242    3,504,421       0.2%
#*  Tile Shop Holdings, Inc.                 4,897       63,514       0.0%
*   Tilly's, Inc. Class A                   11,493      153,317       0.0%
    Time, Inc.                              49,779    1,136,455       0.1%
*   Tower International, Inc.               28,377      733,829       0.0%
#   Town Sports International Holdings,
      Inc.                                  38,436      235,613       0.0%
*   Trans World Entertainment Corp.         15,000       56,400       0.0%
#*  TRI Pointe Homes, Inc.                  77,300    1,103,844       0.1%
#*  Tuesday Morning Corp.                   62,219      984,305       0.1%
#*  Tumi Holdings, Inc.                     42,501      994,098       0.1%
*   Unifi, Inc.                             37,068    1,308,130       0.1%
*   Universal Electronics, Inc.             27,988    1,509,673       0.1%
    Universal Technical Institute, Inc.     25,479      215,298       0.0%
*   US Auto Parts Network, Inc.             25,683       41,093       0.0%
    Vail Resorts, Inc.                      41,800    4,146,978       0.2%
    Value Line, Inc.                         4,536       65,545       0.0%
*   Vista Outdoor, Inc.                     19,090      835,378       0.0%
#*  Vitamin Shoppe, Inc.                    48,562    2,033,777       0.1%
*   VOXX International Corp.                47,271      450,493       0.0%
#   Wendy's Co. (The)                      314,539    3,183,135       0.2%
*   West Marine, Inc.                       48,991      492,360       0.0%
    Weyco Group, Inc.                       10,423      297,056       0.0%
#*  William Lyon Homes Class A               9,358      202,601       0.0%
#   Winmark Corp.                            8,419      757,794       0.0%
#   Winnebago Industries, Inc.              44,846      928,761       0.1%
#   Wolverine World Wide, Inc.             154,695    4,753,777       0.2%
*   Zagg, Inc.                              53,001      441,498       0.0%
#*  Zumiez, Inc.                            33,787    1,071,386       0.1%
                                                   ------------      ----
Total Consumer Discretionary                        375,906,831      17.1%
                                                   ------------      ----
Consumer Staples -- (3.3%)
#   Alico, Inc.                              7,814      365,461       0.0%
*   Alliance One International, Inc.        80,917      106,810       0.0%
    Andersons, Inc. (The)                   41,258    1,761,304       0.1%
#   B&G Foods, Inc.                         65,317    1,985,637       0.1%
#*  Boston Beer Co., Inc. (The) Class A      8,600    2,131,080       0.1%
#*  Boulder Brands, Inc.                   133,867    1,277,091       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Staples -- (Continued)
*   Bridgford Foods Corp.                      6,838 $   54,191       0.0%
#   Cal-Maine Foods, Inc.                     51,528  2,303,817       0.1%
#   Calavo Growers, Inc.                      27,104  1,372,818       0.1%
    Casey's General Stores, Inc.              41,226  3,387,953       0.2%
*   CCA Industries, Inc.                      12,833     39,654       0.0%
*   Central Garden & Pet Co.                  27,336    252,995       0.0%
*   Central Garden and Pet Co. Class A        76,906    753,679       0.0%
#*  Chefs' Warehouse, Inc. (The)              16,114    293,436       0.0%
#   Coca-Cola Bottling Co. Consolidated       12,876  1,454,988       0.1%
#*  Craft Brew Alliance, Inc.                 43,879    577,009       0.0%
*   Darling Ingredients, Inc.                175,468  2,396,893       0.1%
#   Dean Foods Co.                           154,685  2,513,631       0.1%
*   Diamond Foods, Inc.                       32,276    905,019       0.0%
#*  Farmer Bros Co.                           26,804    668,224       0.0%
    Fresh Del Monte Produce, Inc.             91,010  3,360,999       0.2%
    Golden Enterprises, Inc.                   3,061     12,336       0.0%
#*  Hain Celestial Group, Inc. (The)          57,852  3,485,005       0.2%
    Ingles Markets, Inc. Class A              31,886  1,334,748       0.1%
    Inter Parfums, Inc.                       63,168  1,906,410       0.1%
*   Inventure Foods, Inc.                      8,870     86,483       0.0%
    J&J Snack Foods Corp.                     22,863  2,385,297       0.1%
    John B. Sanfilippo & Son, Inc.            18,497    962,029       0.1%
    Lancaster Colony Corp.                    24,429  2,190,304       0.1%
*   Landec Corp.                              62,597    889,503       0.0%
#   Liberator Medical Holdings, Inc.           2,500      7,050       0.0%
#*  Lifeway Foods, Inc.                       28,187    569,659       0.0%
#   Limoneira Co.                              1,383     31,726       0.0%
*   Mannatech, Inc.                            2,043     39,450       0.0%
*   Medifast, Inc.                            34,611  1,038,330       0.1%
#   MGP Ingredients, Inc.                     41,536    583,165       0.0%
*   National Beverage Corp.                   81,150  1,813,703       0.1%
*   Natural Alternatives International, Inc.  14,504     81,512       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.   2,633     69,301       0.0%
#   Nu Skin Enterprises, Inc. Class A         12,563    710,438       0.0%
*   Nutraceutical International Corp.         26,269    512,246       0.0%
    Oil-Dri Corp. of America                  12,831    421,113       0.0%
*   Omega Protein Corp.                       48,285    617,082       0.0%
    Orchids Paper Products Co.                11,321    243,288       0.0%
#   Pilgrim's Pride Corp.                     96,209  2,376,362       0.1%
#*  Post Holdings, Inc.                       84,445  3,963,848       0.2%
#   Pricesmart, Inc.                          28,537  2,296,087       0.1%
*   Revlon, Inc. Class A                      77,452  3,029,148       0.1%
*   Rite Aid Corp.                            13,864    106,891       0.0%
    Rocky Mountain Chocolate Factory, Inc.    12,033    154,504       0.0%
#   Sanderson Farms, Inc.                     37,326  2,803,929       0.1%
*   Seaboard Corp.                                99    356,400       0.0%
*   Seneca Foods Corp. Class A                20,571    592,856       0.0%
*   Seneca Foods Corp. Class B                 1,443     47,554       0.0%
    Snyder's-Lance, Inc.                      81,431  2,404,657       0.1%
    SpartanNash Co.                           76,960  2,321,883       0.1%
    Spectrum Brands Holdings, Inc.            25,575  2,338,322       0.1%
*   SUPERVALU, Inc.                          246,982  2,170,972       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Staples -- (Continued)
#*  Tofutti Brands, Inc.                      7,749 $    32,740       0.0%
#   Tootsie Roll Industries, Inc.            34,996   1,084,176       0.1%
*   TreeHouse Foods, Inc.                    43,568   3,540,336       0.2%
#*  United Natural Foods, Inc.               11,925     804,461       0.0%
    United-Guardian, Inc.                    13,162     245,471       0.0%
#   Universal Corp.                          33,750   1,587,263       0.1%
#*  USANA Health Sciences, Inc.              26,952   3,065,520       0.1%
#   Vector Group, Ltd.                       55,578   1,231,053       0.1%
    Village Super Market, Inc. Class A        9,854     314,638       0.0%
    WD-40 Co.                                17,475   1,414,776       0.1%
    Weis Markets, Inc.                       31,449   1,394,763       0.1%
                                                    -----------       ---
Total Consumer Staples                               87,631,477       4.0%
                                                    -----------       ---
Energy -- (3.4%)
    Adams Resources & Energy, Inc.            7,953     370,610       0.0%
    Alon USA Energy, Inc.                    82,924   1,334,247       0.1%
#*  Approach Resources, Inc.                 37,941     332,743       0.0%
#   Atwood Oceanics, Inc.                    10,748     358,768       0.0%
*   Barnwell Industries, Inc.                 8,064      24,837       0.0%
#*  Basic Energy Services, Inc.              86,412     880,538       0.1%
#*  Bill Barrett Corp.                       55,509     643,904       0.0%
*   Bonanza Creek Energy, Inc.               61,461   1,693,865       0.1%
#   Bristow Group, Inc.                      53,346   3,314,387       0.2%
#*  C&J Energy Services, Ltd.                45,306     790,590       0.0%
#*  Callon Petroleum Co.                     85,955     768,438       0.0%
#   CARBO Ceramics, Inc.                     18,738     828,782       0.0%
*   Carrizo Oil & Gas, Inc.                  82,386   4,591,372       0.2%
#*  Clayton Williams Energy, Inc.            17,125     953,349       0.1%
#*  Clean Energy Fuels Corp.                 67,036     661,645       0.0%
#*  Cloud Peak Energy, Inc.                  46,104     299,215       0.0%
#   Comstock Resources, Inc.                 40,496     217,464       0.0%
*   Contango Oil & Gas Co.                   23,999     601,655       0.0%
*   Dawson Geophysical Co.                   25,199     143,382       0.0%
    Delek US Holdings, Inc.                  91,919   3,393,649       0.2%
    DHT Holdings, Inc.                       25,207     201,656       0.0%
#   Energy XXI, Ltd.                         81,605     356,614       0.0%
*   ENGlobal Corp.                           46,636      75,550       0.0%
    EnLink Midstream LLC                     91,637   3,221,041       0.2%
*   Era Group, Inc.                          19,448     431,357       0.0%
    Evolution Petroleum Corp.                16,274     111,965       0.0%
    Exterran Holdings, Inc.                  96,024   3,559,610       0.2%
*   FieldPoint Petroleum Corp.               10,805      21,178       0.0%
*   Forum Energy Technologies, Inc.           7,387     171,822       0.0%
#   GasLog, Ltd.                             57,317   1,277,596       0.1%
*   Gastar Exploration, Inc.                 50,874     184,673       0.0%
#*  Geospace Technologies Corp.              10,600     228,960       0.0%
#   Green Plains, Inc.                       69,992   2,179,551       0.1%
#   Gulf Island Fabrication, Inc.            14,759     194,671       0.0%
#   Gulfmark Offshore, Inc. Class A          39,237     588,947       0.0%
*   Gulfport Energy Corp.                    12,319     602,892       0.0%
*   Harvest Natural Resources, Inc.          38,926      24,920       0.0%
*   Helix Energy Solutions Group, Inc.      153,898   2,536,239       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Energy -- (Continued)
#*  HKN, Inc.                                    853 $   42,650       0.0%
#*  Hornbeck Offshore Services, Inc.          52,408  1,197,523       0.1%
#*  ION Geophysical Corp.                     82,200    187,416       0.0%
*   Key Energy Services, Inc.                150,437    367,066       0.0%
#   LinnCo LLC                                75,204    958,851       0.1%
#*  Matador Resources Co.                    123,067  3,411,417       0.2%
*   Matrix Service Co.                        65,962  1,449,185       0.1%
#*  McDermott International, Inc.             19,549    102,632       0.0%
*   Mexco Energy Corp.                           935      4,923       0.0%
#*  Mitcham Industries, Inc.                  17,526     85,877       0.0%
*   Natural Gas Services Group, Inc.          27,719    702,677       0.0%
*   Newpark Resources, Inc.                  152,274  1,562,331       0.1%
#*  Nordic American Offshore, Ltd.               113      1,066       0.0%
#   Nordic American Tankers, Ltd.                709      8,671       0.0%
#*  Northern Oil and Gas, Inc.                62,319    550,900       0.0%
#*  Overseas Shipholding Group, Inc.          31,716    107,517       0.0%
#   Panhandle Oil and Gas, Inc. Class A       29,766    678,665       0.0%
#*  Parker Drilling Co.                      176,739    662,771       0.0%
#   PBF Energy, Inc. Class A                 125,279  3,555,418       0.2%
*   PDC Energy, Inc.                          63,205  3,586,252       0.2%
#*  Penn Virginia Corp.                      110,790    740,077       0.0%
#*  PetroQuest Energy, Inc.                   89,765    240,570       0.0%
*   PHI, Inc. Non-Voting                      28,808    902,555       0.1%
*   PHI, Inc. Voting                             200      6,125       0.0%
*   Pioneer Energy Services Corp.            112,363    837,104       0.1%
#*  Renewable Energy Group, Inc.              30,156    277,737       0.0%
#*  REX American Resources Corp.              18,425  1,164,828       0.1%
#*  Rex Energy Corp.                          78,455    392,275       0.0%
#*  RigNet, Inc.                              10,885    407,752       0.0%
#*  Rosetta Resources, Inc.                   11,503    262,613       0.0%
#   RPC, Inc.                                 43,285    688,664       0.0%
#   Scorpio Tankers, Inc.                    212,625  1,985,917       0.1%
#*  SEACOR Holdings, Inc.                     37,221  2,704,478       0.1%
    SemGroup Corp. Class A                    47,241  3,977,220       0.2%
#   Ship Finance International, Ltd.          79,086  1,246,395       0.1%
#*  Stone Energy Corp.                        76,866  1,312,103       0.1%
#*  Swift Energy Co.                          34,800    105,096       0.0%
#*  Synergy Resources Corp.                  131,368  1,573,789       0.1%
    Targa Resources Corp.                      6,484    680,625       0.0%
    Teekay Tankers, Ltd. Class A               1,762     11,101       0.0%
#   Tesco Corp.                               31,808    409,051       0.0%
*   TETRA Technologies, Inc.                  72,390    522,656       0.0%
#   Tidewater, Inc.                           22,203    614,801       0.0%
#*  Triangle Petroleum Corp.                  87,583    522,870       0.0%
#*  Unit Corp.                                14,570    507,619       0.0%
#*  Uranium Energy Corp.                      14,078     36,603       0.0%
#   US Silica Holdings, Inc.                  32,325  1,207,339       0.1%
*   Vaalco Energy, Inc.                       70,106    173,162       0.0%
#   W&T Offshore, Inc.                        68,471    440,269       0.0%
#*  Warren Resources, Inc.                    19,206     20,742       0.0%
    Western Refining, Inc.                   162,532  7,159,535       0.3%
*   Westmoreland Coal Co.                     12,097    343,797       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
    World Fuel Services Corp.                10,400 $   577,200       0.0%
*   Yuma Energy, Inc.                        12,084      11,540       0.0%
                                                    -----------       ---
Total Energy                                         89,460,698       4.1%
                                                    -----------       ---
Financials -- (17.3%)
*   1st Constitution Bancorp                    162       1,837       0.0%
    1st Source Corp.                         50,617   1,575,201       0.1%
    Access National Corp.                     6,930     130,977       0.0%
    Alexander & Baldwin, Inc.                84,009   3,400,684       0.2%
    Alliance Bancorp, Inc. of Pennsylvania    1,066      22,226       0.0%
*   Altisource Asset Management Corp.         2,193     491,232       0.0%
#*  Altisource Portfolio Solutions SA        21,934     531,899       0.0%
*   Ambac Financial Group, Inc.              60,100   1,382,901       0.1%
    American Equity Investment Life
      Holding Co.                           128,173   3,454,262       0.2%
*   American Independence Corp.               1,081      10,994       0.0%
    American National Bankshares, Inc.        4,012      90,310       0.0%
    American National Insurance Co.             227      22,714       0.0%
*   American River Bankshares                 1,668      16,263       0.0%
    Ameris Bancorp                           57,520   1,437,425       0.1%
    AMERISAFE, Inc.                          45,008   2,033,912       0.1%
#   AmeriServ Financial, Inc.                63,591     204,127       0.0%
#   Amtrust Financial Services, Inc.         80,469   4,785,491       0.2%
    Argo Group International Holdings, Ltd.  47,584   2,331,140       0.1%
    Arrow Financial Corp.                    29,492     768,562       0.0%
    Aspen Insurance Holdings, Ltd.          107,257   5,012,120       0.2%
    Associated Banc-Corp                    256,115   4,817,523       0.2%
*   Asta Funding, Inc.                       33,832     284,189       0.0%
    Astoria Financial Corp.                 171,851   2,263,278       0.1%
    Atlantic American Corp.                   4,900      19,404       0.0%
#*  Atlanticus Holdings Corp.                19,846      54,576       0.0%
    Auburn National Bancorporation, Inc.        300       7,441       0.0%
*   AV Homes, Inc.                           10,692     168,720       0.0%
    Baldwin & Lyons, Inc. Class A               550      13,112       0.0%
    Baldwin & Lyons, Inc. Class B            18,373     416,883       0.0%
    Banc of California, Inc.                 12,026     149,122       0.0%
    Bancfirst Corp.                          21,645   1,249,349       0.1%
#*  Bancorp, Inc. (The)                      75,779     738,087       0.0%
    BancorpSouth, Inc.                      163,048   3,947,392       0.2%
    Bank Mutual Corp.                        26,379     189,665       0.0%
    Bank of Commerce Holdings                   400       2,280       0.0%
#   Bank of Hawaii Corp.                     77,207   4,662,531       0.2%
    Bank of Kentucky Financial Corp (The)     2,075      99,372       0.0%
#   Bank of Marin Bancorp                       659      33,227       0.0%
#   Bank of the Ozarks, Inc.                 96,918   3,756,542       0.2%
    BankFinancial Corp.                      30,672     392,602       0.0%
    Banner Corp.                             47,446   2,145,508       0.1%
    Bar Harbor Bankshares                     6,345     223,407       0.0%
    BBCN Bancorp, Inc.                      137,841   1,955,964       0.1%
*   BBX Capital Corp. Class A                   232       4,253       0.0%
    BCB Bancorp, Inc.                         3,171      38,813       0.0%
*   Bear State Financial, Inc.                  439       4,364       0.0%
*   Beneficial Bancorp, Inc.                 92,652   1,074,763       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    Berkshire Bancorp, Inc.                      150 $    1,200       0.0%
    Berkshire Hills Bancorp, Inc.             42,526  1,191,153       0.1%
    BGC Partners, Inc. Class A               183,895  1,845,386       0.1%
    BNC Bancorp                                1,788     32,631       0.0%
#*  BofI Holding, Inc.                        26,229  2,408,084       0.1%
    Boston Private Financial Holdings, Inc.  191,899  2,523,472       0.1%
#   Bridge Bancorp, Inc.                       3,288     83,088       0.0%
*   Bridge Capital Holdings                    6,127    165,735       0.0%
    Brookline Bancorp, Inc.                  132,821  1,430,482       0.1%
    Bryn Mawr Bank Corp.                      27,745    834,847       0.0%
    C&F Financial Corp.                          679     23,806       0.0%
    Calamos Asset Management, Inc. Class A    35,625    440,681       0.0%
    California First National Bancorp          3,097     42,088       0.0%
    Camden National Corp.                     12,552    480,993       0.0%
    Cape Bancorp, Inc.                         2,120     20,564       0.0%
*   Capital Bank Financial Corp. Class A       9,364    253,952       0.0%
    Capital City Bank Group, Inc.             10,468    147,285       0.0%
*   Capital Properties, Inc. Class A             550      7,205       0.0%
    Capitol Federal Financial, Inc.          214,754  2,577,048       0.1%
    Cardinal Financial Corp.                  72,600  1,497,738       0.1%
*   Cascade Bancorp                           63,778    307,410       0.0%
#   Cash America International, Inc.          52,217  1,353,465       0.1%
    Cathay General Bancorp                   161,692  4,621,157       0.2%
    Centerstate Banks, Inc.                   34,130    415,021       0.0%
    Central Pacific Financial Corp.           28,294    647,933       0.0%
    Century Bancorp, Inc. Class A              1,209     46,704       0.0%
    Charter Financial Corp.                    1,239     14,831       0.0%
    Chemical Financial Corp.                  38,762  1,197,746       0.1%
    Chicopee Bancorp, Inc.                     2,287     37,370       0.0%
#   Citizens & Northern Corp.                  1,642     32,577       0.0%
    Citizens Community Bancorp, Inc.          17,782    160,927       0.0%
    Citizens Holding Co.                         592     11,224       0.0%
#*  Citizens, Inc.                           100,100    564,564       0.0%
#   City Holding Co.                          36,845  1,693,765       0.1%
    CKX Lands, Inc.                              702     10,003       0.0%
#   Clifton Bancorp, Inc.                     53,560    731,094       0.0%
    CNB Financial Corp.                       10,688    183,620       0.0%
    CNO Financial Group, Inc.                336,171  5,714,907       0.3%
    CoBiz Financial, Inc.                     90,061  1,081,633       0.1%
    Codorus Valley Bancorp, Inc.               1,739     36,276       0.0%
#   Cohen & Steers, Inc.                       4,311    163,214       0.0%
*   Colony Bankcorp, Inc.                      1,629     13,667       0.0%
    Columbia Banking System, Inc.             93,889  2,788,503       0.1%
    Commercial National Financial Corp.          700     16,730       0.0%
    Community Bank Shares of Indiana, Inc.        23        642       0.0%
#   Community Bank System, Inc.               63,132  2,206,463       0.1%
    Community Trust Bancorp, Inc.             42,011  1,347,713       0.1%
    Community West Bancshares                  1,200      8,112       0.0%
    ConnectOne Bancorp, Inc.                  37,010    711,332       0.0%
#   Consolidated-Tomoka Land Co.              13,475    737,621       0.0%
*   Consumer Portfolio Services, Inc.         17,488    111,748       0.0%
*   Cowen Group, Inc. Class A                226,061  1,263,681       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    Crawford & Co. Class A                    62,652 $  454,227       0.0%
#   Crawford & Co. Class B                    49,714    406,163       0.0%
#*  Credit Acceptance Corp.                   14,906  3,520,797       0.2%
*   Customers Bancorp, Inc.                   13,064    329,343       0.0%
#   CVB Financial Corp.                      169,243  2,648,653       0.1%
    Diamond Hill Investment Group, Inc.        6,604  1,203,249       0.1%
    Dime Community Bancshares, Inc.           76,658  1,220,395       0.1%
    Donegal Group, Inc. Class A               44,879    678,122       0.0%
    Donegal Group, Inc. Class B                  870     17,639       0.0%
*   Eagle Bancorp, Inc.                        6,300    232,218       0.0%
#   Eastern Virginia Bankshares, Inc.            822      5,179       0.0%
#*  eHealth, Inc.                             44,212    542,039       0.0%
    EMC Insurance Group, Inc.                 28,550    988,972       0.0%
    Employers Holdings, Inc.                  54,960  1,341,574       0.1%
#*  Encore Capital Group, Inc.                47,727  1,930,080       0.1%
    Endurance Specialty Holdings, Ltd.        73,383  4,430,866       0.2%
*   Enova International, Inc.                 30,741    569,016       0.0%
*   Enstar Group, Ltd.                        15,661  2,224,488       0.1%
#   Enterprise Bancorp, Inc.                   2,244     48,156       0.0%
    Enterprise Financial Services Corp.       37,667    773,304       0.0%
    ESSA Bancorp, Inc.                        11,338    145,693       0.0%
    Evans Bancorp, Inc.                        1,635     40,017       0.0%
    EverBank Financial Corp.                 102,719  1,907,492       0.1%
    Evercore Partners, Inc. Class A           39,579  1,909,291       0.1%
#*  Ezcorp, Inc. Class A                      61,303    563,988       0.0%
    FBL Financial Group, Inc. Class A         40,672  2,369,957       0.1%
    Federal Agricultural Mortgage Corp.
      Class A                                  1,115     28,405       0.0%
    Federal Agricultural Mortgage Corp.
      Class C                                 23,362    734,501       0.0%
#   Federated Investors, Inc. Class B         65,759  2,262,110       0.1%
    Federated National Holding Co.            24,529    706,435       0.0%
    Fidelity Southern Corp.                   17,606    295,781       0.0%
    Financial Institutions, Inc.              26,721    629,280       0.0%
*   First Acceptance Corp.                   122,214    350,754       0.0%
#   First American Financial Corp.           128,060  4,455,207       0.2%
    First Bancorp, Inc.                        5,940     99,079       0.0%
*   First BanCorp.                            92,151    553,828       0.0%
    First Bancorp.                            18,060    293,114       0.0%
    First Bancshares, Inc. (The)                 300      4,845       0.0%
    First Busey Corp.                        149,485    932,786       0.0%
    First Business Financial Services, Inc.      700     31,794       0.0%
*   First Cash Financial Services, Inc.       34,162  1,651,391       0.1%
    First Citizens BancShares, Inc. Class A    3,556    854,649       0.0%
    First Commonwealth Financial Corp.       158,595  1,430,527       0.1%
    First Community Bancshares, Inc.          37,579    629,824       0.0%
    First Connecticut Bancorp, Inc.            1,466     21,667       0.0%
    First Defiance Financial Corp.            24,297    850,395       0.0%
#   First Federal of Northern Michigan
      Bancorp, Inc.                            2,000     11,980       0.0%
    First Financial Bancorp                   92,504  1,596,619       0.1%
#   First Financial Bankshares, Inc.          62,558  1,811,680       0.1%
    First Financial Corp.                     32,291  1,096,279       0.1%
    First Financial Northwest, Inc.           33,971    404,255       0.0%
#   First Horizon National Corp.             285,059  4,062,091       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    First Interstate Bancsystem, Inc.         27,807 $  752,457       0.0%
*   First Marblehead Corp. (The)               3,034     19,145       0.0%
    First Merchants Corp.                     71,810  1,620,752       0.1%
    First Midwest Bancorp, Inc.              129,261  2,210,363       0.1%
*   First NBC Bank Holding Co.                 5,746    202,144       0.0%
#   First Niagara Financial Group, Inc.      248,404  2,259,234       0.1%
    First South Bancorp, Inc.                  4,756     39,808       0.0%
*   First United Corp.                         1,700     14,620       0.0%
    First West Virginia Bancorp, Inc.            449      9,990       0.0%
#   FirstMerit Corp.                         140,178  2,715,248       0.1%
*   Flagstar Bancorp, Inc.                    40,657    698,487       0.0%
    Flushing Financial Corp.                  75,448  1,445,584       0.1%
    FNB Corp.                                290,451  3,854,285       0.2%
#*  Forestar Group, Inc.                      56,619    835,696       0.0%
    Fox Chase Bancorp, Inc.                   33,410    555,608       0.0%
#*  FRP Holdings, Inc.                        15,659    543,680       0.0%
    Fulton Financial Corp.                   319,023  3,879,320       0.2%
#   Gain Capital Holdings, Inc.               36,735    362,942       0.0%
#   GAMCO Investors, Inc. Class A              4,608    356,244       0.0%
#   German American Bancorp, Inc.             29,938    856,526       0.0%
    Glacier Bancorp, Inc.                    122,952  3,238,556       0.2%
*   Global Indemnity P.L.C.                   23,251    638,240       0.0%
    Great Southern Bancorp, Inc.              30,592  1,205,937       0.1%
#*  Green Dot Corp. Class A                   60,724    977,656       0.0%
#   Greenhill & Co., Inc.                     28,731  1,136,311       0.1%
*   Greenlight Capital Re, Ltd. Class A       42,553  1,293,186       0.1%
    Griffin Land & Nurseries, Inc.             3,886    121,632       0.0%
    Guaranty Bancorp                           8,988    141,471       0.0%
    Guaranty Federal Bancshares, Inc.          2,022     30,006       0.0%
*   Hallmark Financial Services, Inc.         34,269    379,701       0.0%
    Hancock Holding Co.                       60,689  1,766,657       0.1%
    Hanmi Financial Corp.                     80,861  1,720,722       0.1%
    Hanover Insurance Group, Inc. (The)       63,118  4,328,001       0.2%
    Harleysville Savings Financial Corp.         101      1,869       0.0%
    Hawthorn Bancshares, Inc.                  1,808     25,131       0.0%
#   HCI Group, Inc.                           32,112  1,399,441       0.1%
    Heartland Financial USA, Inc.             35,926  1,236,214       0.1%
    Heritage Commerce Corp.                   28,037    249,810       0.0%
    Heritage Financial Corp.                  35,011    591,686       0.0%
    Heritage Financial Group, Inc.            22,052    606,430       0.0%
    Heritage Oaks Bancorp                      1,500     11,955       0.0%
    HF Financial Corp.                         2,659     38,795       0.0%
    HFF, Inc. Class A                         61,259  2,400,740       0.1%
*   Hilltop Holdings, Inc.                   147,715  2,970,549       0.1%
    Hingham Institution for Savings              559     61,937       0.0%
*   HMN Financial, Inc.                        2,746     32,430       0.0%
    Home Bancorp, Inc.                         1,082     23,425       0.0%
    Home BancShares, Inc.                     95,178  3,129,453       0.1%
*   HomeStreet, Inc.                          18,029    372,840       0.0%
*   HomeTrust Bancshares, Inc.                 4,077     63,764       0.0%
    HopFed Bancorp, Inc.                       5,577     72,445       0.0%
    Horace Mann Educators Corp.               77,779  2,642,153       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
#   Horizon Bancorp                            2,781 $   64,936       0.0%
    Hudson Valley Holding Corp.                7,989    197,648       0.0%
#   Iberiabank Corp.                          57,785  3,600,583       0.2%
#*  Imperial Holdings, Inc.                    1,300      8,684       0.0%
    Independence Holding Co.                  16,640    207,002       0.0%
    Independent Bank Corp.(453836108)         40,943  1,708,142       0.1%
    Independent Bank Corp.(453838609)         21,971    290,896       0.0%
    Infinity Property & Casualty Corp.        17,124  1,269,745       0.1%
#   Interactive Brokers Group, Inc. Class A  101,363  3,441,274       0.2%
    International Bancshares Corp.            88,290  2,293,774       0.1%
#*  INTL. FCStone, Inc.                       33,417  1,072,686       0.1%
*   Investment Technology Group, Inc.         50,219  1,430,739       0.1%
    Investors Bancorp, Inc.                  347,476  4,114,116       0.2%
    Investors Title Co.                        1,371    101,207       0.0%
#   Janus Capital Group, Inc.                211,524  3,786,280       0.2%
    JMP Group LLC                             12,264     94,433       0.0%
    Kansas City Life Insurance Co.               300     13,464       0.0%
#*  KCG Holdings, Inc. Class A                28,636    367,686       0.0%
#*  Kearny Financial Corp.                    60,876    812,086       0.0%
    Kemper Corp.                              84,651  3,188,803       0.1%
    Kennedy-Wilson Holdings, Inc.             44,759  1,109,128       0.1%
    Kentucky First Federal Bancorp             3,402     27,930       0.0%
#*  Ladenburg Thalmann Financial Services,
      Inc.                                    47,177    158,986       0.0%
    Lake Shore Bancorp, Inc.                     338      4,563       0.0%
    Lakeland Bancorp, Inc.                    73,196    830,775       0.0%
    Lakeland Financial Corp.                  40,295  1,573,520       0.1%
#   Landmark Bancorp, Inc.                     2,583     66,693       0.0%
    LegacyTexas Financial Group, Inc.         85,389  2,173,150       0.1%
*   LendingTree, Inc.                         16,526    909,426       0.0%
    LNB Bancorp, Inc.                         12,718    228,670       0.0%
    Louisiana Bancorp, Inc.                    8,396    174,721       0.0%
#   Macatawa Bank Corp.                       45,865    240,791       0.0%
*   Magyar Bancorp, Inc.                         809      6,961       0.0%
#   Maiden Holdings, Ltd.                    100,777  1,464,290       0.1%
    MainSource Financial Group, Inc.          45,181    869,734       0.0%
    MarketAxess Holdings, Inc.                48,452  4,159,604       0.2%
    Marlin Business Services Corp.            30,089    600,877       0.0%
    MB Financial, Inc.                       122,650  3,695,444       0.2%
*   MBIA, Inc.                               318,832  2,789,780       0.1%
*   MBT Financial Corp.                        3,037     17,432       0.0%
    Meadowbrook Insurance Group, Inc.         70,607    602,984       0.0%
    Mercantile Bank Corp.                     12,831    254,310       0.0%
    Merchants Bancshares, Inc.                14,947    440,339       0.0%
#   Mercury General Corp.                     51,215  2,813,752       0.1%
*   Meridian Bancorp, Inc.                    83,747  1,076,149       0.1%
    Meta Financial Group, Inc.                 3,461    141,590       0.0%
    Metro Bancorp, Inc.                       33,582    861,042       0.0%
#*  MGIC Investment Corp.                    216,764  2,258,681       0.1%
    Mid Penn Bancorp, Inc.                       531      8,278       0.0%
#   MidSouth Bancorp, Inc.                    18,736    243,006       0.0%
    MidWestOne Financial Group, Inc.           4,319    126,331       0.0%
    Montpelier Re Holdings, Ltd.              85,084  3,242,551       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    MutualFirst Financial, Inc.                5,459 $  117,641       0.0%
    National Bank Holdings Corp. Class A      15,351    291,669       0.0%
    National Interstate Corp.                 37,492  1,050,526       0.1%
    National Penn Bancshares, Inc.           255,480  2,656,992       0.1%
    National Security Group, Inc. (The)        1,000     14,370       0.0%
    National Western Life Insurance Co.
      Class A                                  1,800    431,298       0.0%
#*  Nationstar Mortgage Holdings, Inc.           658     16,516       0.0%
*   Naugatuck Valley Financial Corp.              99        920       0.0%
*   Navigators Group, Inc. (The)              20,522  1,601,742       0.1%
    NBT Bancorp, Inc.                         52,490  1,267,633       0.1%
    Nelnet, Inc. Class A                      59,149  2,648,101       0.1%
#   New Hampshire Thrift Bancshares, Inc.      2,734     42,514       0.0%
#   NewBridge Bancorp                         20,781    167,287       0.0%
#*  NewStar Financial, Inc.                  112,087  1,289,000       0.1%
*   Nicholas Financial, Inc.                     800     10,104       0.0%
    Northeast Community Bancorp, Inc.         33,757    256,216       0.0%
#   Northfield Bancorp, Inc.                  78,040  1,126,117       0.1%
    Northrim BanCorp, Inc.                     4,511    112,414       0.0%
    Northwest Bancshares, Inc.               164,679  2,027,198       0.1%
    Norwood Financial Corp.                      633     18,920       0.0%
#   Ocean Shore Holding Co.                      205      3,202       0.0%
    OceanFirst Financial Corp.                42,221    708,468       0.0%
    OFG Bancorp                               97,917  1,379,651       0.1%
    Ohio Valley Banc Corp.                       600     13,479       0.0%
    Old Line Bancshares, Inc.                    391      6,279       0.0%
    Old National Bancorp.                    185,240  2,530,378       0.1%
*   Old Second Bancorp, Inc.                   5,458     32,120       0.0%
    OneBeacon Insurance Group, Ltd. Class A   39,102    589,658       0.0%
    Oppenheimer Holdings, Inc. Class A         6,415    153,254       0.0%
    Oritani Financial Corp.                   82,720  1,232,528       0.1%
    Pacific Continental Corp.                 40,343    520,425       0.0%
*   Pacific Mercantile Bancorp                22,505    161,811       0.0%
*   Pacific Premier Bancorp, Inc.              7,216    113,003       0.0%
#   PacWest Bancorp                           74,899  3,377,945       0.2%
#   Park National Corp.                       15,289  1,262,260       0.1%
    Park Sterling Corp.                       45,291    303,450       0.0%
*   Patriot National Bancorp, Inc.                49        760       0.0%
#   Peapack Gladstone Financial Corp.          5,759    120,536       0.0%
#   Penns Woods Bancorp, Inc.                  3,062    133,473       0.0%
    Peoples Bancorp of North Carolina, Inc.      986     18,241       0.0%
    Peoples Bancorp, Inc.                     23,072    535,040       0.0%
#*  PHH Corp.                                 80,730  2,027,938       0.1%
*   Phoenix Cos., Inc. (The)                  11,042    376,643       0.0%
*   PICO Holdings, Inc.                       43,802    788,874       0.0%
    Pinnacle Financial Partners, Inc.         76,811  3,660,044       0.2%
*   Piper Jaffray Cos.                        17,595    887,668       0.0%
*   Popular, Inc.                             28,827    934,860       0.0%
#*  PRA Group, Inc.                           69,086  3,784,186       0.2%
    Preferred Bank                             7,676    216,310       0.0%
    Premier Financial Bancorp, Inc.            7,377    109,844       0.0%
    Primerica, Inc.                           92,216  4,262,224       0.2%
    PrivateBancorp, Inc.                     130,534  4,838,895       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    ProAssurance Corp.                        34,541 $1,552,618       0.1%
    Prosperity Bancshares, Inc.               20,321  1,083,922       0.1%
    Provident Financial Holdings, Inc.         5,663     93,723       0.0%
    Provident Financial Services, Inc.        90,839  1,635,102       0.1%
    Prudential Bancorp, Inc.                   1,605     21,009       0.0%
    Pulaski Financial Corp.                   11,864    156,842       0.0%
    Pzena Investment Management, Inc.
      Class A                                 12,169    111,955       0.0%
    QC Holdings, Inc.                         11,794     23,942       0.0%
#   Radian Group, Inc.                       324,032  5,787,212       0.3%
#   RCS Capital Corp. Class A                    488      4,192       0.0%
    RenaissanceRe Holdings, Ltd.              22,144  2,269,539       0.1%
#   Renasant Corp.                            58,671  1,743,115       0.1%
#   Republic Bancorp, Inc. Class A            38,176    907,825       0.0%
#*  Republic First Bancorp, Inc.              13,084     47,102       0.0%
    Resource America, Inc. Class A            31,041    265,090       0.0%
    Riverview Bancorp, Inc.                    8,195     36,304       0.0%
#   RLI Corp.                                 64,479  3,202,027       0.2%
*   Royal Bancshares of Pennsylvania, Inc.
      Class A                                 11,622     20,920       0.0%
    S&T Bancorp, Inc.                         61,185  1,645,876       0.1%
#*  Safeguard Scientifics, Inc.               49,475    890,055       0.0%
    Safety Insurance Group, Inc.              30,678  1,783,926       0.1%
    Salisbury Bancorp, Inc.                      276      8,349       0.0%
    Sandy Spring Bancorp, Inc.                56,056  1,460,819       0.1%
*   Seacoast Banking Corp. of Florida         12,735    177,781       0.0%
*   Security National Financial Corp.
      Class A                                  3,015     17,517       0.0%
*   Select Bancorp, Inc.                       1,478     10,420       0.0%
    Selective Insurance Group, Inc.           77,245  2,080,980       0.1%
*   Shore Bancshares, Inc.                     4,580     42,182       0.0%
    SI Financial Group, Inc.                  34,659    418,334       0.0%
*   Siebert Financial Corp.                    7,500     12,525       0.0%
    Sierra Bancorp                            19,374    317,346       0.0%
    Simmons First National Corp. Class A      41,182  1,801,712       0.1%
    South State Corp.                         46,032  3,117,287       0.1%
*   Southern First Bancshares, Inc.            2,435     43,830       0.0%
    Southern Missouri Bancorp, Inc.              800     15,096       0.0%
#   Southern National Bancorp of Virginia,
      Inc.                                       342      4,036       0.0%
    Southside Bancshares, Inc.                62,457  1,706,329       0.1%
    Southwest Bancorp, Inc.                   39,688    683,824       0.0%
    Southwest Georgia Financial Corp.          1,439     19,664       0.0%
#*  St Joe Co. (The)                          66,950  1,168,277       0.1%
    StanCorp Financial Group, Inc.            65,152  4,696,156       0.2%
    State Auto Financial Corp.                33,371    788,223       0.0%
#   State Bank Financial Corp.                 9,021    180,510       0.0%
    Sterling Bancorp.                        153,794  1,996,246       0.1%
    Stewart Information Services Corp.        40,101  1,463,686       0.1%
*   Stifel Financial Corp.                    65,436  3,457,638       0.2%
#   Stock Yards Bancorp, Inc.                 29,595  1,029,906       0.1%
*   Stratus Properties, Inc.                  11,662    158,662       0.0%
    Suffolk Bancorp                           16,437    393,831       0.0%
    Summit State Bank                            800     10,840       0.0%
*   Sun Bancorp, Inc.                         13,089    247,775       0.0%
    Susquehanna Bancshares, Inc.             282,820  3,801,101       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    Sussex Bancorp                             1,111 $   12,443       0.0%
    Symetra Financial Corp.                  154,944  3,679,920       0.2%
#   Synovus Financial Corp.                   47,535  1,314,818       0.1%
    TCF Financial Corp.                      287,338  4,499,713       0.2%
#*  Tejon Ranch Co.                           34,897    861,956       0.0%
    Territorial Bancorp, Inc.                 18,158    419,450       0.0%
#*  Texas Capital Bancshares, Inc.            76,001  4,002,213       0.2%
    Timberland Bancorp, Inc.                   8,251     85,810       0.0%
#   Tompkins Financial Corp.                  26,611  1,387,764       0.1%
#   TowneBank                                 41,145    680,950       0.0%
    Trico Bancshares                          34,752    810,417       0.0%
*   TriState Capital Holdings, Inc.            1,600     20,000       0.0%
#   TrustCo Bank Corp. NY                    211,333  1,409,591       0.1%
#   Trustmark Corp.                          114,601  2,727,504       0.1%
    UMB Financial Corp.                       64,690  3,220,915       0.2%
    Umpqua Holdings Corp.                    151,578  2,578,342       0.1%
*   Unico American Corp.                       4,300     45,580       0.0%
    Union Bankshares Corp.                    92,172  2,005,663       0.1%
    United Bancshares, Inc.                      110      1,645       0.0%
#   United Bankshares, Inc.                  115,267  4,331,734       0.2%
    United Community Banks, Inc.              73,876  1,374,832       0.1%
#   United Community Financial Corp.          20,471    110,339       0.0%
    United Financial Bancorp, Inc.           147,770  1,884,067       0.1%
    United Fire Group, Inc.                   35,030  1,046,346       0.1%
    United Insurance Holdings Corp.           18,442    306,690       0.0%
*   United Security Bancshares                 6,704     33,922       0.0%
    Unity Bancorp, Inc.                        6,362     58,912       0.0%
#   Universal Insurance Holdings, Inc.        95,055  2,283,221       0.1%
    Univest Corp. of Pennsylvania             18,863    368,017       0.0%
    Validus Holdings, Ltd.                     8,280    346,352       0.0%
#   Valley National Bancorp                  111,006  1,046,787       0.1%
    Virtus Investment Partners, Inc.          11,398  1,523,001       0.1%
    VSB Bancorp, Inc.                            478      5,939       0.0%
*   Walker & Dunlop, Inc.                     28,465    544,820       0.0%
    Washington Federal, Inc.                 166,115  3,588,084       0.2%
#   Washington Trust Bancorp, Inc.            37,010  1,370,110       0.1%
    Waterstone Financial, Inc.                82,974  1,057,089       0.1%
    Wayne Savings Bancshares, Inc.               132      1,754       0.0%
    Webster Financial Corp.                  144,207  5,166,937       0.2%
    WesBanco, Inc.                            66,703  2,101,812       0.1%
    West Bancorporation, Inc.                 39,760    753,850       0.0%
#   Westamerica Bancorporation                30,144  1,312,771       0.1%
*   Western Alliance Bancorp                 158,880  4,912,570       0.2%
    Westfield Financial, Inc.                 26,275    203,631       0.0%
    Westwood Holdings Group, Inc.             14,454    846,860       0.0%
    Wilshire Bancorp, Inc.                   187,313  1,976,152       0.1%
    Wintrust Financial Corp.                  80,519  3,924,496       0.2%
#   WisdomTree Investments, Inc.             145,834  2,776,679       0.1%
#*  World Acceptance Corp.                    21,517  1,820,769       0.1%
    WSFS Financial Corp.                       5,970    424,885       0.0%
    WVS Financial Corp.                          700      8,673       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Financials -- (Continued)
*   Yadkin Financial Corp.                   4,248 $     83,601       0.0%
                                                   ------------      ----
Total Financials                                    456,537,076      20.8%
                                                   ------------      ----
Health Care -- (8.3%)
#   Abaxis, Inc.                            20,277    1,297,728       0.1%
#*  Acadia Healthcare Co., Inc.             41,703    2,856,655       0.1%
    Aceto Corp.                             70,011    1,356,813       0.1%
#*  Acorda Therapeutics, Inc.               28,629      860,874       0.0%
#   Adcare Health Systems, Inc.              1,300        5,239       0.0%
*   Addus HomeCare Corp.                    15,534      416,933       0.0%
#*  Advaxis, Inc.                            6,664      112,022       0.0%
#*  Affymetrix, Inc.                       186,852    2,266,515       0.1%
#*  Air Methods Corp.                       68,832    3,145,622       0.2%
#*  Akorn, Inc.                             55,061    2,292,740       0.1%
#*  Albany Molecular Research, Inc.         84,130    1,519,388       0.1%
*   Alere, Inc.                             48,570    2,306,104       0.1%
#*  Align Technology, Inc.                  22,750    1,338,610       0.1%
*   Alliance HealthCare Services, Inc.       9,609      204,383       0.0%
#*  Allscripts Healthcare Solutions, Inc.  193,855    2,578,272       0.1%
*   Almost Family, Inc.                     16,204      701,309       0.0%
#*  Alnylam Pharmaceuticals, Inc.            7,532      767,285       0.0%
*   Alphatec Holdings, Inc.                 98,371      139,687       0.0%
#*  AMAG Pharmaceuticals, Inc.              18,629      949,520       0.0%
*   Amedisys, Inc.                          64,588    1,796,192       0.1%
*   AMN Healthcare Services, Inc.           86,819    1,980,341       0.1%
*   Amsurg Corp.                            71,995    4,515,526       0.2%
*   Anacor Pharmaceuticals, Inc.             2,760      145,424       0.0%
    Analogic Corp.                          16,738    1,414,361       0.1%
*   AngioDynamics, Inc.                     56,468      942,451       0.0%
#*  Anika Therapeutics, Inc.                38,035    1,297,754       0.1%
*   Arrhythmia Research Technology, Inc.     6,700       45,761       0.0%
    Atrion Corp.                             3,399    1,104,165       0.1%
*   Bio-Reference Laboratories, Inc.        30,365    1,005,689       0.1%
#*  BioScrip, Inc.                         139,617      656,200       0.0%
*   Biospecifics Technologies Corp.          6,300      241,353       0.0%
*   BioTelemetry, Inc.                      60,872      487,585       0.0%
*   Bovie Medical Corp.                     24,077       73,916       0.0%
*   Cambrex Corp.                           72,842    2,803,689       0.1%
    Cantel Medical Corp.                    83,217    3,727,289       0.2%
*   Capital Senior Living Corp.             75,382    1,972,747       0.1%
#*  Centene Corp.                           46,382    2,875,220       0.1%
*   Charles River Laboratories
      International, Inc.                   70,800    4,896,528       0.2%
#   Chemed Corp.                            23,330    2,688,783       0.1%
#   Computer Programs & Systems, Inc.       20,294    1,061,985       0.1%
    CONMED Corp.                            45,317    2,276,273       0.1%
*   Corvel Corp.                            44,234    1,580,923       0.1%
*   Cross Country Healthcare, Inc.          55,302      613,852       0.0%
    CryoLife, Inc.                          75,867      773,843       0.0%
#*  Cumberland Pharmaceuticals, Inc.        43,160      283,130       0.0%
*   Cutera, Inc.                            35,410      482,284       0.0%
*   Cyberonics, Inc.                        27,950    1,702,435       0.1%
*   Cynosure, Inc. Class A                  45,467    1,519,507       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Health Care -- (Continued)
#*    Depomed, Inc.                           39,050 $  908,303       0.0%
      Digirad Corp.                           38,425    161,769       0.0%
*     Emergent Biosolutions, Inc.             55,196  1,638,769       0.1%
#*    Endo International P.L.C.                7,357    618,466       0.0%
      Ensign Group, Inc. (The)                37,116  1,562,955       0.1%
*     Enzo Biochem, Inc.                      71,883    201,272       0.0%
*     Exactech, Inc.                          29,065    635,070       0.0%
#*    ExamWorks Group, Inc.                   36,009  1,474,569       0.1%
*     Five Star Quality Care, Inc.            68,444    290,887       0.0%
*     Genesis Healthcare, Inc.                35,657    246,390       0.0%
#*    Globus Medical, Inc. Class A            47,062  1,124,311       0.1%
*     Greatbatch, Inc.                        61,421  3,311,820       0.2%
*     Haemonetics Corp.                       68,460  2,774,684       0.1%
#*    Halyard Health, Inc.                     8,931    432,975       0.0%
#*    Hanger, Inc.                            44,689    998,352       0.1%
#*    Harvard Apparatus Regenerative
        Technology, Inc.                      17,118     46,219       0.0%
*     Harvard Bioscience, Inc.                68,472    380,020       0.0%
*     Health Net, Inc.                        96,107  5,060,034       0.2%
      HealthSouth Corp.                       17,975    812,830       0.0%
*     HealthStream, Inc.                      59,755  1,729,310       0.1%
*     Healthways, Inc.                        72,925  1,268,895       0.1%
      Hill-Rom Holdings, Inc.                 87,296  4,359,562       0.2%
#*    HMS Holdings Corp.                      44,560    757,966       0.0%
#*    Hyperion Therapeutics, Inc.              2,730    125,471       0.0%
*     ICU Medical, Inc.                       20,567  1,735,238       0.1%
#*    Idera Pharmaceuticals, Inc.             27,162     76,325       0.0%
*     Impax Laboratories, Inc.                79,416  3,594,368       0.2%
#*    Infinity Pharmaceuticals, Inc.          30,717    389,184       0.0%
*     InfuSystems Holdings, Inc.               3,700     11,322       0.0%
#*    Insys Therapeutics, Inc.                17,000    893,690       0.0%
#*    Integra LifeSciences Holdings Corp.     48,519  2,851,947       0.1%
      Invacare Corp.                          54,643  1,096,685       0.1%
#*    IPC Healthcare, Inc.                    32,274  1,578,844       0.1%
*     Iridex Corp.                             4,666     45,773       0.0%
#*    Isis Pharmaceuticals, Inc.               5,421    307,479       0.0%
      Kewaunee Scientific Corp.                2,000     31,320       0.0%
      Kindred Healthcare, Inc.               125,700  2,884,815       0.1%
#     Landauer, Inc.                          10,282    331,697       0.0%
#*    Lannett Co., Inc.                       69,926  4,020,745       0.2%
      LeMaitre Vascular, Inc.                 30,196    273,576       0.0%
*     LHC Group, Inc.                         30,542    979,177       0.1%
*     LifePoint Hospitals, Inc.               23,747  1,778,175       0.1%
#*    Ligand Pharmaceuticals, Inc. Class B    27,605  2,143,252       0.1%
#*    Luminex Corp.                           18,003    279,407       0.0%
*     Magellan Health, Inc.                   41,264  2,612,011       0.1%
#*    Mallinckrodt P.L.C.                     29,265  3,312,213       0.2%
*     Masimo Corp.                            37,662  1,271,469       0.1%
*     MedAssets, Inc.                         60,683  1,228,224       0.1%
(o)*  MedCath Corp.                           41,900         --       0.0%
#*    Medicines Co. (The)                     98,973  2,534,699       0.1%
#*    MediciNova, Inc.                        10,669     41,396       0.0%
*     Merge Healthcare, Inc.                  81,212    403,624       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Health Care -- (Continued)
#   Meridian Bioscience, Inc.                 52,969 $  938,611       0.0%
*   Merit Medical Systems, Inc.               63,338  1,229,391       0.1%
*   Misonix, Inc.                              1,809     23,571       0.0%
#*  Molina Healthcare, Inc.                   72,840  4,314,313       0.2%
*   Momenta Pharmaceuticals, Inc.              3,105     54,182       0.0%
#*  Myriad Genetics, Inc.                     58,920  1,946,128       0.1%
#   National Healthcare Corp.                 22,690  1,436,277       0.1%
#   National Research Corp. Class A           35,889    517,519       0.0%
#   National Research Corp. Class B            5,881    204,365       0.0%
*   Natus Medical, Inc.                       81,179  3,061,260       0.1%
*   Neogen Corp.                              29,435  1,311,035       0.1%
*   NuVasive, Inc.                            52,223  2,335,935       0.1%
#*  Ocera Therapeutics, Inc.                   2,400      8,112       0.0%
*   Omnicell, Inc.                            93,919  3,336,942       0.2%
#*  Opko Health, Inc.                        219,971  3,026,801       0.1%
*   OraSure Technologies, Inc.                59,769    376,545       0.0%
*   Orthofix International NV                 27,401    885,326       0.0%
#   Owens & Minor, Inc.                       90,835  3,062,956       0.1%
*   Pacific Biosciences of California, Inc.    6,536     33,726       0.0%
    Paratek Pharmaceuticals, Inc.              1,658     40,339       0.0%
#*  PAREXEL International Corp.               71,310  4,533,533       0.2%
#*  PDI, Inc.                                 33,451     42,483       0.0%
#   PDL BioPharma, Inc.                      150,411  1,003,241       0.1%
#*  Pernix Therapeutics Holdings, Inc.         8,174     52,150       0.0%
*   PharMerica Corp.                          58,383  1,673,257       0.1%
*   Pozen, Inc.                               61,368    479,898       0.0%
*   Premier, Inc. Class A                      6,166    233,691       0.0%
*   Prestige Brands Holdings, Inc.           110,081  4,320,679       0.2%
#*  Progenics Pharmaceuticals, Inc.           37,511    185,679       0.0%
#*  Providence Service Corp. (The)            33,131  1,408,730       0.1%
#*  pSivida Corp.                              1,119      4,431       0.0%
#   Quality Systems, Inc.                     36,864    574,894       0.0%
#*  Quidel Corp.                              56,818  1,323,859       0.1%
*   RadNet, Inc.                              72,814    610,181       0.0%
#*  Receptos, Inc.                             1,133    166,936       0.0%
#*  Repligen Corp.                            80,227  2,367,499       0.1%
*   Rigel Pharmaceuticals, Inc.               55,680    237,197       0.0%
*   RTI Surgical, Inc.                       134,982    755,899       0.0%
#*  Sagent Pharmaceuticals, Inc.              36,589    852,890       0.0%
*   Sciclone Pharmaceuticals, Inc.           141,394  1,155,189       0.1%
    Select Medical Holdings Corp.            194,505  2,830,048       0.1%
    Span-America Medical Systems, Inc.         5,507    107,442       0.0%
#*  Spectrum Pharmaceuticals, Inc.            68,193    385,290       0.0%
    STERIS Corp.                              61,168  4,067,672       0.2%
#*  Sucampo Pharmaceuticals, Inc. Class A     38,609    685,696       0.0%
#*  SurModics, Inc.                           42,438  1,070,286       0.1%
*   Symmetry Surgical, Inc.                   21,650    167,355       0.0%
*   Targacept, Inc.                           12,973     29,838       0.0%
*   Team Health Holdings, Inc.                30,007  1,787,517       0.1%
*   Thoratec Corp.                            41,004  1,644,670       0.1%
*   Tornier NV                                28,135    727,852       0.0%
*   Triple-S Management Corp. Class B         36,746    687,885       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Health Care -- (Continued)
*   Universal American Corp.               123,996 $  1,238,720       0.1%
    US Physical Therapy, Inc.               29,093    1,372,026       0.1%
    Utah Medical Products, Inc.              8,858      477,535       0.0%
#*  Vascular Solutions, Inc.                36,394    1,166,792       0.1%
*   VCA, Inc.                               94,753    4,829,560       0.2%
#*  WellCare Health Plans, Inc.             34,355    2,660,108       0.1%
#   West Pharmaceutical Services, Inc.      57,166    3,045,804       0.1%
*   Wright Medical Group, Inc.              50,337    1,277,050       0.1%
                                                   ------------      ----
Total Health Care                                   218,093,255      10.0%
                                                   ------------      ----
Industrials -- (14.6%)
#   AAON, Inc.                             102,100    2,447,337       0.1%
    AAR Corp.                               61,984    1,874,396       0.1%
    ABM Industries, Inc.                    72,782    2,332,663       0.1%
#   Acacia Research Corp.                   40,041      441,252       0.0%
*   ACCO Brands Corp.                      111,558      877,961       0.0%
*   Accuride Corp.                          10,744       43,836       0.0%
    Acme United Corp.                        9,349      172,723       0.0%
    Actuant Corp. Class A                  106,448    2,535,591       0.1%
#*  Adept Technology, Inc.                  19,544      119,414       0.0%
#*  Advisory Board Co. (The)                38,826    2,014,681       0.1%
*   Aegion Corp.                            68,967    1,270,372       0.1%
*   AeroCentury Corp.                          761        8,622       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.       97,290    1,912,721       0.1%
*   Aerovironment, Inc.                     56,051    1,434,906       0.1%
*   Air Transport Services Group, Inc.     123,338    1,149,510       0.1%
    Alamo Group, Inc.                       26,675    1,647,981       0.1%
    Alaska Air Group, Inc.                  71,514    4,581,187       0.2%
    Albany International Corp. Class A      39,993    1,567,726       0.1%
    Allegiant Travel Co.                    21,587    3,319,217       0.2%
    Allied Motion Technologies, Inc.        11,320      331,902       0.0%
    Altra Industrial Motion Corp.           65,956    1,739,260       0.1%
    AMERCO                                  24,871    8,009,457       0.4%
#*  Ameresco, Inc. Class A                   6,025       40,488       0.0%
#   American Railcar Industries, Inc.       53,313    2,827,721       0.1%
#   American Science & Engineering, Inc.     8,741      327,088       0.0%
*   American Woodmark Corp.                 32,851    1,665,546       0.1%
*   AMREP Corp.                              2,776       14,380       0.0%
    AO Smith Corp.                          19,500    1,246,050       0.1%
    Apogee Enterprises, Inc.                71,177    3,745,334       0.2%
    Applied Industrial Technologies, Inc.   65,079    2,718,350       0.1%
*   ARC Document Solutions, Inc.            78,737      672,414       0.0%
    ArcBest Corp.                           53,407    1,906,630       0.1%
#   Argan, Inc.                             28,276      913,598       0.0%
*   Armstrong World Industries, Inc.        15,072      825,041       0.0%
*   Arotech Corp.                           20,131       55,964       0.0%
    Astec Industries, Inc.                  26,906    1,132,204       0.1%
*   Astronics Corp.                         24,715    1,663,567       0.1%
#*  Astronics Corp. Class B                 10,735      739,105       0.0%
*   Atlas Air Worldwide Holdings, Inc.      31,014    1,511,622       0.1%
*   Avis Budget Group, Inc.                 77,285    4,184,210       0.2%
    AZZ, Inc.                               40,042    1,857,548       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
#   Baltic Trading, Ltd.                      33,977 $   48,247       0.0%
    Barnes Group, Inc.                        83,806  3,360,621       0.2%
#   Barrett Business Services, Inc.            8,397    373,415       0.0%
*   Beacon Roofing Supply, Inc.               64,125  1,905,795       0.1%
*   Blount International, Inc.               105,251  1,395,628       0.1%
#*  BlueLinx Holdings, Inc.                   43,700     46,759       0.0%
    Brady Corp. Class A                       52,403  1,395,492       0.1%
*   Breeze-Eastern Corp.                      17,347    176,939       0.0%
#   Briggs & Stratton Corp.                   78,708  1,538,741       0.1%
#   Brink's Co. (The)                         44,017  1,165,130       0.1%
*   Builders FirstSource, Inc.                41,898    534,618       0.0%
*   CAI International, Inc.                   41,733    994,080       0.0%
#*  Casella Waste Systems, Inc. Class A       93,949    514,841       0.0%
#*  CBIZ, Inc.                               114,558  1,035,604       0.0%
    CDI Corp.                                 34,161    465,956       0.0%
    Ceco Environmental Corp.                  47,101    555,321       0.0%
    Celadon Group, Inc.                       55,816  1,442,285       0.1%
*   Chart Industries, Inc.                    31,100  1,261,105       0.1%
    Chicago Rivet & Machine Co.                  700     21,406       0.0%
    CIRCOR International, Inc.                26,115  1,426,924       0.1%
#*  Colfax Corp.                              17,260    855,923       0.0%
    Columbus McKinnon Corp.                   43,758  1,109,703       0.1%
    Comfort Systems USA, Inc.                 78,575  1,625,717       0.1%
#*  Command Security Corp.                    15,882     32,240       0.0%
*   Commercial Vehicle Group, Inc.            30,771    177,241       0.0%
    Compx International, Inc.                  2,107     24,504       0.0%
    Con-way, Inc.                             85,944  3,532,298       0.2%
#*  Continental Materials Corp.                  135      2,268       0.0%
    Corporate Executive Board Co. (The)       33,037  2,769,492       0.1%
    Courier Corp.                             24,537    595,758       0.0%
    Covanta Holding Corp.                    176,991  3,591,147       0.2%
*   Covenant Transportation Group, Inc.
      Class A                                 39,677  1,208,958       0.1%
#*  CPI Aerostructures, Inc.                  16,210    178,877       0.0%
*   CRA International, Inc.                   22,109    645,583       0.0%
#*  CTPartners Executive Search, Inc.          4,360     15,958       0.0%
    Cubic Corp.                               33,052  1,638,718       0.1%
    Curtiss-Wright Corp.                      61,113  4,464,916       0.2%
    Deluxe Corp.                              58,457  3,785,091       0.2%
*   DigitalGlobe, Inc.                       114,420  3,680,891       0.2%
#   Douglas Dynamics, Inc.                    49,881  1,084,912       0.1%
*   Ducommun, Inc.                            25,784    783,834       0.0%
#*  DXP Enterprises, Inc.                     31,485  1,418,399       0.1%
*   Dycom Industries, Inc.                    72,056  3,313,135       0.2%
    Dynamic Materials Corp.                   29,192    390,881       0.0%
    Eastern Co. (The)                          4,559     90,998       0.0%
#*  Echo Global Logistics, Inc.               44,246  1,278,709       0.1%
    Ecology and Environment, Inc. Class A        920      8,068       0.0%
    EMCOR Group, Inc.                         65,132  2,906,841       0.1%
#   Encore Wire Corp.                         41,411  1,863,909       0.1%
#*  Energy Recovery, Inc.                     52,288    155,295       0.0%
#   EnerSys                                   70,508  4,787,493       0.2%
    Engility Holdings, Inc.                    6,682    186,227       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
    Ennis, Inc.                               51,499 $  792,055       0.0%
    EnPro Industries, Inc.                    41,842  2,678,306       0.1%
    EnviroStar, Inc.                             837      3,633       0.0%
    ESCO Technologies, Inc.                   32,848  1,205,522       0.1%
    Espey Manufacturing & Electronics Corp.    5,593    156,045       0.0%
*   Esterline Technologies Corp.              48,126  5,355,943       0.2%
    Exelis, Inc.                              55,832  1,369,001       0.1%
    Exponent, Inc.                            20,601  1,825,455       0.1%
    Federal Signal Corp.                     148,867  2,340,189       0.1%
    Forward Air Corp.                         30,935  1,558,196       0.1%
*   Franklin Covey Co.                        41,060    765,358       0.0%
#   Franklin Electric Co., Inc.               60,360  2,182,618       0.1%
    FreightCar America, Inc.                  27,558    718,988       0.0%
*   FTI Consulting, Inc.                      57,671  2,370,855       0.1%
#*  Fuel Tech, Inc.                           30,604     81,713       0.0%
*   Furmanite Corp.                           79,194    578,116       0.0%
    G&K Services, Inc. Class A                28,477  2,010,476       0.1%
    GATX Corp.                                49,628  2,699,763       0.1%
*   Gencor Industries, Inc.                   10,941    102,517       0.0%
#*  Generac Holdings, Inc.                    47,280  1,971,103       0.1%
#   General Cable Corp.                       62,794  1,024,170       0.0%
*   Gibraltar Industries, Inc.                65,935  1,091,884       0.1%
    Global Brass & Copper Holdings, Inc.       4,900     74,676       0.0%
    Global Power Equipment Group, Inc.        10,771    130,868       0.0%
#   Golden Ocean Group, Ltd.                   1,700      8,466       0.0%
#*  Goldfield Corp. (The)                     21,370     35,688       0.0%
#   Gorman-Rupp Co. (The)                     35,697    967,746       0.0%
*   GP Strategies Corp.                       44,418  1,447,583       0.1%
*   GrafTech International, Ltd.              54,395    263,272       0.0%
    Graham Corp.                              19,937    466,526       0.0%
    Granite Construction, Inc.                59,960  2,081,212       0.1%
*   Great Lakes Dredge & Dock Corp.          133,045    771,661       0.0%
#   Greenbrier Cos., Inc. (The)               60,056  3,464,631       0.2%
    Griffon Corp.                             91,355  1,535,678       0.1%
    H&E Equipment Services, Inc.              77,349  1,912,067       0.1%
    Hardinge, Inc.                            17,812    191,657       0.0%
    Harsco Corp.                              67,484  1,085,143       0.1%
*   Hawaiian Holdings, Inc.                  137,064  3,163,437       0.1%
*   HC2 Holdings, Inc.                         4,226     46,740       0.0%
#   Healthcare Services Group, Inc.           42,258  1,279,150       0.1%
#   Heartland Express, Inc.                   99,376  2,078,946       0.1%
#   HEICO Corp.                               24,786  1,384,050       0.1%
    HEICO Corp. Class A                       53,676  2,462,118       0.1%
    Heidrick & Struggles International, Inc.  39,264    944,692       0.0%
    Herman Miller, Inc.                       63,692  1,745,798       0.1%
    Hexcel Corp.                               9,359    469,354       0.0%
*   Hill International, Inc.                  24,935     96,000       0.0%
    Hillenbrand, Inc.                         61,433  1,805,516       0.1%
    HNI Corp.                                 42,854  1,998,711       0.1%
    Houston Wire & Cable Co.                  26,057    245,978       0.0%
*   Hub Group, Inc. Class A                   69,570  2,775,843       0.1%
*   Hudson Global, Inc.                       29,507     77,013       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
    Huntington Ingalls Industries, Inc.       10,698 $1,407,750       0.1%
    Hurco Cos., Inc.                          16,988    549,732       0.0%
*   Huron Consulting Group, Inc.              34,666  2,101,453       0.1%
    Hyster-Yale Materials Handling, Inc.      17,600  1,290,784       0.1%
*   ICF International, Inc.                   44,438  1,710,863       0.1%
#*  InnerWorkings, Inc.                       53,735    340,143       0.0%
*   Innovative Solutions & Support, Inc.      19,757     76,657       0.0%
    Insperity, Inc.                           28,515  1,373,282       0.1%
    Insteel Industries, Inc.                  33,274    674,131       0.0%
*   Integrated Electrical Services, Inc.      19,021    156,162       0.0%
    Interface, Inc.                          122,955  2,671,812       0.1%
#   International Shipholding Corp.            6,743     74,038       0.0%
#   Intersections, Inc.                       18,118     58,521       0.0%
#*  JetBlue Airways Corp.                    324,746  6,667,035       0.3%
    John Bean Technologies Corp.              62,171  2,399,179       0.1%
    Kadant, Inc.                              23,091  1,176,717       0.1%
#   Kaman Corp.                               36,928  1,540,267       0.1%
#   Kelly Services, Inc. Class A              50,608    830,983       0.0%
*   Key Technology, Inc.                      12,633    166,756       0.0%
    Kforce, Inc.                              80,120  1,821,929       0.1%
    Kimball International, Inc. Class B       69,489    703,229       0.0%
    Knight Transportation, Inc.              106,519  3,078,399       0.1%
    Knoll, Inc.                               47,423  1,079,822       0.1%
    Korn/Ferry International                  77,866  2,455,115       0.1%
*   Kratos Defense & Security Solutions,
      Inc.                                    90,208    493,438       0.0%
#   Landstar System, Inc.                     27,292  1,700,564       0.1%
*   Lawson Products, Inc.                     16,912    396,586       0.0%
#*  Layne Christensen Co.                     24,278    163,148       0.0%
    LB Foster Co. Class A                     18,795    803,110       0.0%
#   Lindsay Corp.                             14,054  1,112,936       0.1%
*   LMI Aerospace, Inc.                       14,364    162,170       0.0%
    LS Starrett Co. (The) Class A              7,665    144,868       0.0%
    LSI Industries, Inc.                      24,874    222,871       0.0%
*   Lydall, Inc.                              40,300  1,081,652       0.1%
*   Magnetek, Inc.                             5,010    192,935       0.0%
#   Manitowoc Co., Inc. (The)                108,200  2,134,786       0.1%
    Marten Transport, Ltd.                    79,047  1,759,586       0.1%
#*  MasTec, Inc.                              95,280  1,709,323       0.1%
    Matson, Inc.                              68,601  2,778,340       0.1%
    Matthews International Corp. Class A      44,438  2,156,576       0.1%
    McGrath RentCorp                          31,476  1,042,170       0.0%
*   Meritor, Inc.                            211,452  2,774,250       0.1%
*   Mfri, Inc.                                11,947     70,846       0.0%
*   Middleby Corp. (The)                      49,527  5,019,066       0.2%
    Miller Industries, Inc.                   27,120    606,946       0.0%
*   Mistras Group, Inc.                       34,496    619,548       0.0%
    Mobile Mini, Inc.                         64,283  2,477,467       0.1%
*   Moog, Inc. Class A                        50,819  3,551,232       0.2%
*   Moog, Inc. Class B                           488     34,199       0.0%
#*  MRC Global, Inc.                          19,189    280,159       0.0%
    MSA Safety, Inc.                          40,012  1,830,149       0.1%
    Mueller Industries, Inc.                  90,794  3,181,422       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
    Mueller Water Products, Inc. Class A     218,949 $2,049,363       0.1%
#   Multi-Color Corp.                         32,495  2,040,036       0.1%
*   MYR Group, Inc.                           49,036  1,437,736       0.1%
#   National Presto Industries, Inc.           7,876    492,880       0.0%
*   Navigant Consulting, Inc.                 65,117    941,592       0.0%
#*  NCI Building Systems, Inc.                17,046    263,872       0.0%
*   NL Industries, Inc.                      116,997    862,268       0.0%
#   NN, Inc.                                  44,380  1,116,601       0.1%
*   Nortek, Inc.                                 344     29,109       0.0%
*   Northwest Pipe Co.                        21,199    513,864       0.0%
*   NV5 Holdings, Inc.                           552     10,620       0.0%
#   Omega Flex, Inc.                          20,621    614,300       0.0%
*   On Assignment, Inc.                      101,799  3,425,536       0.2%
    Orbital ATK, Inc.                         36,517  2,671,584       0.1%
#*  Orion Energy Systems, Inc.                49,736    150,203       0.0%
*   Orion Marine Group, Inc.                  29,209    245,940       0.0%
*   PAM Transportation Services, Inc.         20,605  1,207,247       0.1%
    Park-Ohio Holdings Corp.                  31,470  1,458,005       0.1%
*   Patrick Industries, Inc.                  23,275  1,397,896       0.1%
#*  Patriot Transportation Holding, Inc.       5,218    134,677       0.0%
*   Pendrell Corp.                            17,647     19,235       0.0%
#*  Performant Financial Corp.                35,484    105,387       0.0%
*   PGT, Inc.                                114,940  1,301,121       0.1%
#*  Ply Gem Holdings, Inc.                     8,189    111,207       0.0%
#*  PMFG, Inc.                                 6,235     27,683       0.0%
*   Polypore International, Inc.                 309     18,095       0.0%
    Powell Industries, Inc.                   27,801    922,715       0.0%
#*  PowerSecure International, Inc.           37,226    488,033       0.0%
    Preformed Line Products Co.                5,405    226,740       0.0%
#   Primoris Services Corp.                   51,500    990,345       0.0%
    Providence and Worcester Railroad Co.      1,886     34,740       0.0%
    Quad/Graphics, Inc.                       11,879    255,874       0.0%
*   Quality Distribution, Inc.                46,379    460,080       0.0%
    Quanex Building Products Corp.            55,605  1,073,176       0.1%
*   Radiant Logistics, Inc.                   10,033     53,175       0.0%
#   Raven Industries, Inc.                    53,263  1,062,064       0.0%
    RBC Bearings, Inc.                        26,304  1,919,929       0.1%
    RCM Technologies, Inc.                    22,513    138,905       0.0%
    Regal-Beloit Corp.                           160     12,512       0.0%
*   Republic Airways Holdings, Inc.          114,916  1,406,572       0.1%
    Resources Connection, Inc.                91,168  1,436,808       0.1%
*   Rexnord Corp.                             74,821  1,982,008       0.1%
*   Roadrunner Transportation Systems, Inc.   49,060  1,200,498       0.1%
*   RPX Corp.                                 30,369    472,542       0.0%
#   RR Donnelley & Sons Co.                   24,359    453,565       0.0%
*   Rush Enterprises, Inc. Class A            44,647  1,167,073       0.1%
*   Rush Enterprises, Inc. Class B            18,930    465,867       0.0%
*   Saia, Inc.                                61,297  2,497,853       0.1%
#*  Servotronics, Inc.                         4,083     27,274       0.0%
    SIFCO Industries, Inc.                    12,202    177,783       0.0%
    Simpson Manufacturing Co., Inc.           78,606  2,576,705       0.1%
    SkyWest, Inc.                             58,064    792,574       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
*   SL Industries, Inc.                       14,437 $  599,569       0.0%
*   SP Plus Corp.                             27,963    636,438       0.0%
*   Sparton Corp.                             25,636    660,640       0.0%
    Standex International Corp.               32,398  2,620,026       0.1%
    Steelcase, Inc. Class A                  164,056  2,882,464       0.1%
#*  Sterling Construction Co., Inc.           12,492     54,840       0.0%
*   Stock Building Supply Holdings, Inc.       4,160     76,419       0.0%
#   Sun Hydraulics Corp.                      36,421  1,417,141       0.1%
    Supreme Industries, Inc. Class A           6,592     51,549       0.0%
#*  Swift Transportation Co.                  91,199  2,207,016       0.1%
    TAL International Group, Inc.             45,377  1,748,830       0.1%
#*  Taser International, Inc.                117,616  3,550,827       0.2%
*   Team, Inc.                                41,632  1,626,979       0.1%
*   Tecumseh Products Co.                     14,077     46,032       0.0%
*   Teledyne Technologies, Inc.               14,770  1,550,407       0.1%
    Tennant Co.                               19,155  1,231,475       0.1%
    Tetra Tech, Inc.                          85,460  2,316,821       0.1%
#   Textainer Group Holdings, Ltd.            44,841  1,358,682       0.1%
*   Thermon Group Holdings, Inc.              21,116    491,369       0.0%
#   Titan International, Inc.                 74,131    770,221       0.0%
#*  Titan Machinery, Inc.                     30,929    453,110       0.0%
    Toro Co. (The)                             7,915    530,622       0.0%
*   TRC Cos., Inc.                            48,841    364,842       0.0%
#*  Trex Co., Inc.                            52,216  2,449,975       0.1%
*   Trimas Corp.                              64,488  1,816,627       0.1%
#   Triumph Group, Inc.                       39,894  2,363,321       0.1%
*   TrueBlue, Inc.                            72,527  2,087,327       0.1%
*   Tutor Perini Corp.                        67,981  1,441,197       0.1%
    Twin Disc, Inc.                           21,167    380,794       0.0%
*   Ultralife Corp.                           13,852     56,516       0.0%
    UniFirst Corp.                            21,766  2,464,564       0.1%
#   United Stationers, Inc.                   55,448  2,251,743       0.1%
    Universal Forest Products, Inc.           27,012  1,494,304       0.1%
    Universal Truckload Services, Inc.        29,988    636,945       0.0%
#   US Ecology, Inc.                          44,741  2,098,800       0.1%
#*  USA Truck, Inc.                           22,813    560,287       0.0%
#*  UTi Worldwide, Inc.                      174,693  1,577,478       0.1%
*   Vectrus, Inc.                              3,101     79,262       0.0%
*   Versar, Inc.                              13,985     51,884       0.0%
    Viad Corp.                                43,595  1,158,319       0.1%
#*  Vicor Corp.                               24,406    372,191       0.0%
#*  Virco Manufacturing Corp.                  6,861     18,250       0.0%
*   Volt Information Sciences, Inc.           10,482    129,138       0.0%
    VSE Corp.                                  7,747    551,122       0.0%
#*  Wabash National Corp.                    111,737  1,566,553       0.1%
    Watsco, Inc. Class B                       1,348    162,758       0.0%
    Watts Water Technologies, Inc. Class A    49,357  2,692,424       0.1%
#   Werner Enterprises, Inc.                 116,288  3,124,659       0.1%
#*  Wesco Aircraft Holdings, Inc.             29,216    458,107       0.0%
    West Corp.                                24,797    767,467       0.0%
*   Willdan Group, Inc.                       13,957    198,329       0.0%
*   Willis Lease Finance Corp.                11,622    220,818       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Industrials -- (Continued)
    Woodward, Inc.                          22,777 $  1,071,658       0.0%
*   Xerium Technologies, Inc.                7,913      140,693       0.0%
#*  XPO Logistics, Inc.                     53,895    2,613,907       0.1%
#*  YRC Worldwide, Inc.                      2,284       35,630       0.0%
                                                   ------------      ----
Total Industrials                                   385,820,527      17.6%
                                                   ------------      ----
Information Technology -- (14.0%)
*   ACI Worldwide, Inc.                    104,926    2,416,446       0.1%
*   Actua Corp.                             89,606    1,296,599       0.1%
*   Acxiom Corp.                            99,856    1,743,486       0.1%
*   ADDvantage Technologies Group, Inc.      5,406       13,299       0.0%
#   ADTRAN, Inc.                            85,415    1,418,743       0.1%
*   Advanced Energy Industries, Inc.        84,045    2,055,741       0.1%
    Advent Software, Inc.                   66,699    2,895,404       0.1%
*   Agilysys, Inc.                          31,259      294,147       0.0%
    Alliance Fiber Optic Products, Inc.      6,207      113,961       0.0%
*   Alpha & Omega Semiconductor, Ltd.        4,426       36,249       0.0%
    American Software, Inc. Class A         55,346      537,410       0.0%
*   Amkor Technology, Inc.                 179,216    1,259,888       0.1%
*   Amtech Systems, Inc.                    21,544      269,300       0.0%
*   Anixter International, Inc.             27,653    1,952,302       0.1%
*   AOL, Inc.                               69,740    2,782,626       0.1%
*   ARRIS Group, Inc.                        8,928      300,650       0.0%
*   Aspen Technology, Inc.                  18,271      811,050       0.0%
    Astro-Med, Inc.                          5,157       72,456       0.0%
*   AVG Technologies NV                     47,894    1,145,624       0.1%
*   Aviat Networks, Inc.                    58,898       67,144       0.0%
#*  Avid Technology, Inc.                   50,657      820,137       0.0%
    AVX Corp.                               23,784      327,506       0.0%
    Aware, Inc.                             31,813      133,615       0.0%
*   Axcelis Technologies, Inc.             131,419      331,176       0.0%
*   AXT, Inc.                               85,556      203,623       0.0%
#   Badger Meter, Inc.                      31,786    1,977,725       0.1%
    Bel Fuse, Inc. Class A                   3,911       80,175       0.0%
    Bel Fuse, Inc. Class B                  12,225      250,979       0.0%
    Belden, Inc.                            43,692    3,667,943       0.2%
*   Benchmark Electronics, Inc.             66,556    1,566,063       0.1%
    Black Box Corp.                         15,518      308,808       0.0%
    Blackbaud, Inc.                         38,705    1,955,764       0.1%
#*  Blackhawk Network Holdings, Inc.           710       26,107       0.0%
*   Blackhawk Network Holdings, Inc.
      Class B                               20,410      749,251       0.0%
#*  Blucora, Inc.                           98,115    1,341,232       0.1%
    Booz Allen Hamilton Holding Corp.       37,228    1,023,770       0.1%
*   Bottomline Technologies de, Inc.        37,887    1,013,856       0.1%
*   BroadVision, Inc.                        4,587       27,293       0.0%
    Brooks Automation, Inc.                110,737    1,191,530       0.1%
*   Bsquare Corp.                           21,382       90,232       0.0%
*   Cabot Microelectronics Corp.            36,053    1,705,307       0.1%
*   CACI International, Inc. Class A        38,019    3,354,797       0.2%
#*  CalAmp Corp.                           102,846    2,027,095       0.1%
*   Calix, Inc.                             67,037      495,403       0.0%
#*  Cardtronics, Inc.                       50,333    1,899,064       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
*   Cascade Microtech, Inc.                   23,005 $  305,046       0.0%
#   Cass Information Systems, Inc.            23,268  1,216,218       0.1%
#*  Ceva, Inc.                                37,919    784,923       0.0%
    Checkpoint Systems, Inc.                  51,880    537,477       0.0%
*   CIBER, Inc.                               99,742    352,089       0.0%
#*  Ciena Corp.                               84,510  1,800,063       0.1%
*   Cimpress NV                               35,640  2,991,622       0.1%
*   Cirrus Logic, Inc.                       109,053  3,683,810       0.2%
#*  Clearfield, Inc.                          30,926    419,047       0.0%
*   Cognex Corp.                              79,688  3,577,194       0.2%
*   Coherent, Inc.                            24,662  1,479,720       0.1%
    Cohu, Inc.                                54,623    571,903       0.0%
    Communications Systems, Inc.              19,815    222,324       0.0%
#*  CommVault Systems, Inc.                    2,352    107,604       0.0%
    Computer Task Group, Inc.                 30,116    247,855       0.0%
*   comScore, Inc.                            11,035    577,793       0.0%
    Comtech Telecommunications Corp.          31,096    898,674       0.0%
*   Comverse, Inc.                             8,067    197,641       0.0%
    Concurrent Computer Corp.                 17,104    104,334       0.0%
*   Constant Contact, Inc.                    43,288  1,508,587       0.1%
#*  Control4 Corp.                             9,800    114,856       0.0%
#   Convergys Corp.                          170,395  3,864,559       0.2%
*   CoreLogic, Inc.                          106,141  4,151,174       0.2%
#*  CoStar Group, Inc.                         4,700    960,821       0.1%
*   Covisint Corp.                            17,280     33,869       0.0%
#*  Cray, Inc.                                93,041  2,613,522       0.1%
#   CSG Systems International, Inc.           71,089  2,070,112       0.1%
    CSP, Inc.                                  1,770     13,080       0.0%
    CTS Corp.                                 68,434  1,227,706       0.1%
*   CyberOptics Corp.                         21,740    228,705       0.0%
    Cypress Semiconductor Corp.              233,093  3,104,799       0.1%
    Daktronics, Inc.                          86,068    923,510       0.0%
*   Datalink Corp.                            46,119    533,136       0.0%
#*  Dealertrack Technologies, Inc.            96,157  3,779,932       0.2%
*   DHI Group, Inc.                          130,262    989,991       0.1%
#   Diebold, Inc.                             45,528  1,583,009       0.1%
*   Digi International, Inc.                  38,986    393,759       0.0%
#   Digimarc Corp.                            13,577    317,702       0.0%
*   Diodes, Inc.                              61,155  1,634,062       0.1%
*   Dot Hill Systems Corp.                   124,881    784,253       0.0%
*   DSP Group, Inc.                           51,799    589,473       0.0%
*   DTS, Inc.                                 39,711  1,423,639       0.1%
    EarthLink Holdings Corp.                 161,746    765,059       0.0%
#   Ebix, Inc.                                42,888  1,170,413       0.1%
*   Echelon Corp.                              5,400      4,860       0.0%
*   Edgewater Technology, Inc.                10,739     75,710       0.0%
    Electro Rent Corp.                        44,395    481,242       0.0%
    Electro Scientific Industries, Inc.       33,435    190,579       0.0%
#*  Electronics for Imaging, Inc.             66,927  2,792,864       0.1%
#*  Ellie Mae, Inc.                           22,063  1,213,465       0.1%
#*  eMagin Corp.                              18,056     39,182       0.0%
#*  Emcore Corp.                              33,419    182,134       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
*   Emulex Corp.                             118,182 $  947,820       0.0%
#*  EnerNOC, Inc.                             68,005    751,455       0.0%
*   Entegris, Inc.                           158,168  2,105,216       0.1%
*   Entropic Communications, Inc.            110,837    334,728       0.0%
*   Envestnet, Inc.                           21,270  1,090,300       0.1%
*   EPAM Systems, Inc.                        39,497  2,555,851       0.1%
    EPIQ Systems, Inc.                        66,890  1,198,000       0.1%
*   ePlus, Inc.                               19,530  1,620,209       0.1%
*   Euronet Worldwide, Inc.                   57,470  3,360,846       0.2%
*   Exar Corp.                               109,176  1,077,567       0.1%
*   ExlService Holdings, Inc.                 36,484  1,256,144       0.1%
*   Extreme Networks, Inc.                   159,840    402,797       0.0%
*   Fabrinet                                  39,169    709,351       0.0%
    Fair Isaac Corp.                          47,990  4,245,195       0.2%
*   Fairchild Semiconductor International,
      Inc.                                   235,201  4,272,426       0.2%
#*  FARO Technologies, Inc.                   32,318  1,287,226       0.1%
    FEI Co.                                   37,325  2,816,544       0.1%
#*  Finisar Corp.                            164,005  3,334,222       0.2%
*   FormFactor, Inc.                         110,489    880,597       0.0%
    Forrester Research, Inc.                  38,204  1,329,117       0.1%
*   Frequency Electronics, Inc.               19,508    247,947       0.0%
*   Global Cash Access Holdings, Inc.        164,108  1,214,399       0.1%
    Globalscape, Inc.                         12,700     43,180       0.0%
*   GSE Systems, Inc.                         33,450     50,175       0.0%
*   GSI Group, Inc.                           65,199    865,843       0.0%
*   GSI Technology, Inc.                      38,850    205,516       0.0%
*   GTT Communications, Inc.                  10,490    191,547       0.0%
#*  Guidance Software, Inc.                    1,756     10,255       0.0%
    Hackett Group, Inc. (The)                 96,523    926,621       0.0%
*   Harmonic, Inc.                           156,889  1,099,792       0.1%
    Heartland Payment Systems, Inc.           47,898  2,438,008       0.1%
*   Higher One Holdings, Inc.                 22,515     63,267       0.0%
#*  Hutchinson Technology, Inc.               49,348    116,461       0.0%
*   ID Systems, Inc.                          23,495    164,700       0.0%
#*  Identiv, Inc.                              9,116     88,699       0.0%
*   IEC Electronics Corp.                     18,692     78,506       0.0%
*   iGATE Corp.                               91,369  4,345,510       0.2%
*   II-VI, Inc.                               70,886  1,261,062       0.1%
*   Imation Corp.                             41,849    171,162       0.0%
#*  Immersion Corp.                           30,473    330,023       0.0%
#*  Infinera Corp.                            75,164  1,413,083       0.1%
*   Innodata, Inc.                            45,079    124,869       0.0%
#*  Inphi Corp.                               31,556    676,876       0.0%
*   Insight Enterprises, Inc.                 61,539  1,761,246       0.1%
*   Integrated Device Technology, Inc.       216,250  3,933,587       0.2%
    Integrated Silicon Solution, Inc.         68,979  1,279,560       0.1%
#*  Intellicheck Mobilisa, Inc.                  764      1,184       0.0%
#*  Interactive Intelligence Group, Inc.       4,467    196,459       0.0%
#   InterDigital, Inc.                        36,807  2,014,079       0.1%
#*  Internap Corp.                           124,537  1,170,648       0.1%
*   Interphase Corp.                          11,055     14,482       0.0%
    Intersil Corp. Class A                   213,354  2,848,276       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
*   Intevac, Inc.                             30,235 $  146,337       0.0%
*   IntraLinks Holdings, Inc.                 63,464    621,947       0.0%
*   IntriCon Corp.                            16,201    125,558       0.0%
#*  IPG Photonics Corp.                        3,925    347,676       0.0%
*   Iteris, Inc.                              41,957     74,264       0.0%
#*  Itron, Inc.                               57,634  2,066,755       0.1%
*   Ixia                                      97,404  1,166,900       0.1%
    IXYS Corp.                                67,866    767,564       0.0%
#   j2 Global, Inc.                           52,240  3,623,889       0.2%
#*  JDS Uniphase Corp.                       166,478  2,107,611       0.1%
*   Kemet Corp.                               41,752    180,369       0.0%
*   Key Tronic Corp.                          24,643    294,484       0.0%
*   Kimball Electronics, Inc.                 52,116    666,564       0.0%
#*  Knowles Corp.                             26,378    505,666       0.0%
#*  Kopin Corp.                              139,599    463,469       0.0%
*   Kulicke & Soffa Industries, Inc.         133,042  2,010,265       0.1%
*   KVH Industries, Inc.                      36,615    493,936       0.0%
*   Lattice Semiconductor Corp.              253,404  1,502,686       0.1%
#   Lexmark International, Inc. Class A      122,185  5,423,792       0.3%
*   LGL Group, Inc. (The)                      1,474      7,031       0.0%
*   Limelight Networks, Inc.                 121,389    449,139       0.0%
*   Lionbridge Technologies, Inc.             96,698    536,674       0.0%
#*  Liquidity Services, Inc.                  43,203    404,380       0.0%
    Littelfuse, Inc.                          28,600  2,802,514       0.1%
#*  LoJack Corp.                              42,858    106,716       0.0%
#*  M/A-COM Technology Solutions Holdings,
      Inc.                                     1,379     42,018       0.0%
#*  Magnachip Semiconductor Corp.             47,525    260,437       0.0%
*   Manhattan Associates, Inc.               103,202  5,424,297       0.3%
    ManTech International Corp. Class A       36,104  1,055,320       0.1%
    Marchex, Inc. Class B                     23,507     99,905       0.0%
#*  Mattersight Corp.                          8,111     55,479       0.0%
*   Mattson Technology, Inc.                  45,629    155,595       0.0%
    MAXIMUS, Inc.                             67,242  4,304,160       0.2%
*   MaxLinear, Inc. Class A                   11,469     97,831       0.0%
#*  Maxwell Technologies, Inc.                32,591    182,510       0.0%
    Mentor Graphics Corp.                    201,941  4,832,448       0.2%
*   Mercury Systems, Inc.                     56,104    774,796       0.0%
#   Mesa Laboratories, Inc.                    6,345    538,627       0.0%
    Methode Electronics, Inc.                 97,435  4,137,090       0.2%
    Micrel, Inc.                             103,441  1,406,798       0.1%
*   Microsemi Corp.                          115,913  3,866,858       0.2%
*   MicroStrategy, Inc. Class A                3,200    582,784       0.0%
    MKS Instruments, Inc.                     85,363  2,971,486       0.1%
    MOCON, Inc.                               11,568    201,283       0.0%
#*  ModusLink Global Solutions, Inc.          52,413    183,445       0.0%
    Monolithic Power Systems, Inc.            67,412  3,493,964       0.2%
    Monotype Imaging Holdings, Inc.           71,866  2,329,177       0.1%
#*  Monster Worldwide, Inc.                  168,184    990,604       0.1%
#*  MoSys, Inc.                               38,060     83,351       0.0%
#   MTS Systems Corp.                         22,247  1,570,193       0.1%
*   Multi-Fineline Electronix, Inc.           25,110    587,072       0.0%
*   Nanometrics, Inc.                         50,010    773,155       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
*   NAPCO Security Technologies, Inc.         15,267 $   81,984       0.0%
    NCI, Inc. Class A                          8,385     85,527       0.0%
*   NeoPhotonics Corp.                         4,257     23,541       0.0%
*   NETGEAR, Inc.                             49,345  1,493,673       0.1%
#*  Netscout Systems, Inc.                    74,333  3,055,086       0.1%
*   Newport Corp.                             72,656  1,385,550       0.1%
    NIC, Inc.                                 31,613    537,421       0.0%
*   Novatel Wireless, Inc.                    66,411    402,451       0.0%
#*  Numerex Corp. Class A                     34,182    375,660       0.0%
    NVE Corp.                                    400     27,144       0.0%
*   OmniVision Technologies, Inc.            100,115  2,792,708       0.1%
#*  Onvia, Inc.                                3,803     17,152       0.0%
    Optical Cable Corp.                       17,561     71,473       0.0%
*   OSI Systems, Inc.                         32,410  2,178,276       0.1%
*   PAR Technology Corp.                       8,112     33,259       0.0%
    Park Electrochemical Corp.                29,393    638,416       0.0%
    PC Connection, Inc.                       61,775  1,500,515       0.1%
    PC-Tel, Inc.                              38,023    300,382       0.0%
*   PCM, Inc.                                 28,324    279,558       0.0%
*   PDF Solutions, Inc.                       48,486    876,142       0.0%
    Pegasystems, Inc.                         22,711    489,195       0.0%
    Perceptron, Inc.                          24,048    292,905       0.0%
*   Perficient, Inc.                          76,350  1,575,100       0.1%
    Pericom Semiconductor Corp.               55,754    698,040       0.0%
*   Photronics, Inc.                         150,307  1,318,192       0.1%
*   Planar Systems, Inc.                      63,343    365,489       0.0%
    Plantronics, Inc.                         46,900  2,498,363       0.1%
*   Plexus Corp.                              49,055  2,111,818       0.1%
*   PMC-Sierra, Inc.                         332,377  2,801,938       0.1%
*   Polycom, Inc.                            219,269  2,861,460       0.1%
#   Power Integrations, Inc.                  32,553  1,611,048       0.1%
*   PRGX Global, Inc.                         26,038    110,401       0.0%
#*  Procera Networks, Inc.                    17,756    204,372       0.0%
*   Progress Software Corp.                   82,664  2,182,330       0.1%
    QAD, Inc. Class A                         25,004    609,598       0.0%
    QAD, Inc. Class B                          4,173     81,999       0.0%
*   QLogic Corp.                             130,129  1,912,896       0.1%
*   Qorvo, Inc.                               14,519    956,947       0.0%
*   Qualstar Corp.                            12,400     16,368       0.0%
*   QuinStreet, Inc.                          13,613     73,919       0.0%
*   Qumu Corp.                                18,688    258,081       0.0%
*   Radisys Corp.                             32,588     71,694       0.0%
#*  Rambus, Inc.                              83,265  1,152,388       0.1%
*   RealD, Inc.                               14,673    180,184       0.0%
*   RealNetworks, Inc.                        79,112    519,766       0.0%
#*  RealPage, Inc.                             6,460    128,166       0.0%
    Reis, Inc.                                15,451    351,201       0.0%
*   Relm Wireless Corp.                       29,676    195,862       0.0%
#   RF Industries, Ltd.                        9,264     38,260       0.0%
    Richardson Electronics, Ltd.              28,378    251,997       0.0%
*   Rofin-Sinar Technologies, Inc.            41,245    975,857       0.1%
*   Rogers Corp.                              27,100  1,970,441       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Information Technology -- (Continued)
#*  Rosetta Stone, Inc.                       15,087 $  126,127       0.0%
#*  Rovi Corp.                               218,930  4,052,394       0.2%
*   Rudolph Technologies, Inc.                71,086    912,033       0.0%
*   Sanmina Corp.                            148,533  3,019,676       0.1%
*   ScanSource, Inc.                          35,793  1,426,351       0.1%
    Science Applications International Corp.  35,351  1,771,085       0.1%
*   Seachange International, Inc.             51,525    345,733       0.0%
*   Selectica, Inc.                            1,042      6,294       0.0%
*   Semtech Corp.                             66,809  1,555,982       0.1%
*   Sevcon, Inc.                               4,832     34,356       0.0%
*   ShoreTel, Inc.                            94,678    658,959       0.0%
#*  Shutterstock, Inc.                        16,746  1,130,188       0.1%
*   Sigma Designs, Inc.                       64,761    517,440       0.0%
#*  Silicon Graphics International Corp.       4,985     40,428       0.0%
*   Silicon Laboratories, Inc.                35,663  1,842,707       0.1%
*   SolarWinds, Inc.                          20,160    983,405       0.1%
*   Sonus Networks, Inc.                      66,877    529,666       0.0%
    SS&C Technologies Holdings, Inc.          31,641  1,903,839       0.1%
*   Stamps.com, Inc.                          27,639  1,710,578       0.1%
*   StarTek, Inc.                             24,159    199,433       0.0%
#*  Stratasys, Ltd.                           11,636    435,768       0.0%
#*  SunPower Corp.                            20,122    647,727       0.0%
*   Super Micro Computer, Inc.                66,670  1,918,096       0.1%
*   support.com, Inc.                         67,922    107,317       0.0%
*   Sykes Enterprises, Inc.                   60,035  1,502,676       0.1%
#*  Synaptics, Inc.                           44,317  3,754,536       0.2%
#*  Synchronoss Technologies, Inc.            36,090  1,655,809       0.1%
    SYNNEX Corp.                              63,951  4,892,251       0.2%
#*  Take-Two Interactive Software, Inc.      187,638  4,447,021       0.2%
*   Tech Data Corp.                           59,294  3,342,403       0.2%
*   TechTarget, Inc.                           1,800     19,476       0.0%
*   TeleCommunication Systems, Inc. Class A  114,939    358,610       0.0%
*   Telenav, Inc.                             58,543    489,419       0.0%
    TeleTech Holdings, Inc.                   62,869  1,630,822       0.1%
    Tessco Technologies, Inc.                 19,087    482,328       0.0%
    Tessera Technologies, Inc.                67,342  2,431,720       0.1%
    TheStreet, Inc.                           42,666     76,799       0.0%
*   TiVo, Inc.                                91,439  1,010,401       0.1%
#   Transact Technologies, Inc.               19,291     98,770       0.0%
#*  TTM Technologies, Inc.                    87,356    816,779       0.0%
*   Tyler Technologies, Inc.                  34,175  4,167,641       0.2%
#*  Ultimate Software Group, Inc. (The)        2,656    441,480       0.0%
*   Ultra Clean Holdings, Inc.                34,122    205,073       0.0%
#*  Ultratech, Inc.                           43,242    863,110       0.0%
*   Unisys Corp.                              67,437  1,468,103       0.1%
*   United Online, Inc.                       31,842    504,059       0.0%
#*  Universal Display Corp.                    2,968    130,800       0.0%
#*  Veeco Instruments, Inc.                   66,010  1,947,955       0.1%
*   Verint Systems, Inc.                      60,864  3,738,875       0.2%
#*  ViaSat, Inc.                              50,660  3,045,679       0.1%
*   Viasystems Group, Inc.                    28,547    507,566       0.0%
    Vicon Industries, Inc.                     6,594     10,221       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Information Technology -- (Continued)
*   Video Display Corp.                     15,256 $     23,342       0.0%
*   Virtusa Corp.                           63,293    2,519,061       0.1%
#   Vishay Intertechnology, Inc.           228,809    2,901,298       0.1%
*   Vishay Precision Group, Inc.            22,019      314,211       0.0%
    Wayside Technology Group, Inc.          12,677      226,284       0.0%
#*  Web.com Group, Inc.                     65,485    1,202,959       0.1%
#*  WebMD Health Corp.                      11,133      491,522       0.0%
#*  WEX, Inc.                                4,310      485,780       0.0%
*   Xcerra Corp.                            96,198      945,626       0.0%
*   XO Group, Inc.                          64,966    1,056,347       0.1%
*   Zebra Technologies Corp. Class A        27,888    2,567,927       0.1%
#*  Zillow Group, Inc. Class A                   7          683       0.0%
*   Zix Corp.                              117,982      502,603       0.0%
#*  Zynga, Inc. Class A                    631,298    1,546,680       0.1%
                                                   ------------      ----
Total Information Technology                        370,428,059      16.9%
                                                   ------------      ----
Materials -- (4.4%)
    A Schulman, Inc.                        43,571    1,849,589       0.1%
*   AEP Industries, Inc.                    15,313      767,181       0.0%
#*  AM Castle & Co.                         21,839       85,609       0.0%
#   American Vanguard Corp.                 41,179      449,263       0.0%
    Ampco-Pittsburgh Corp.                   9,011      144,086       0.0%
    Axiall Corp.                            58,890    2,402,712       0.1%
    Balchem Corp.                           30,522    1,599,963       0.1%
*   Berry Plastics Group, Inc.              52,540    1,797,919       0.1%
*   Boise Cascade Co.                       54,114    1,877,756       0.1%
    Cabot Corp.                              4,508      192,672       0.0%
    Calgon Carbon Corp.                     82,176    1,823,485       0.1%
#   Carpenter Technology Corp.              22,096      955,652       0.0%
#*  Century Aluminum Co.                   150,486    1,939,765       0.1%
    Chase Corp.                             19,295      690,954       0.0%
*   Chemtura Corp.                         175,823    5,297,547       0.2%
*   Clearwater Paper Corp.                  26,586    1,700,706       0.1%
*   Codexis, Inc.                           17,017       74,534       0.0%
    Commercial Metals Co.                  198,664    3,297,822       0.2%
    Compass Minerals International, Inc.    23,266    2,055,086       0.1%
*   Contango ORE, Inc.                       2,399       11,779       0.0%
*   Core Molding Technologies, Inc.         24,525      536,607       0.0%
#   Deltic Timber Corp.                     13,495      863,680       0.0%
    Domtar Corp.                            21,939      948,204       0.0%
    Eagle Materials, Inc.                   14,921    1,244,262       0.1%
*   Ferro Corp.                            149,092    2,011,251       0.1%
#*  Flotek Industries, Inc.                 68,209      974,707       0.0%
    Friedman Industries, Inc.                6,930       44,567       0.0%
    FutureFuel Corp.                        43,191      469,486       0.0%
    Globe Specialty Metals, Inc.            52,967    1,055,103       0.1%
    Graphic Packaging Holding Co.          274,844    3,875,300       0.2%
    Greif, Inc. Class A                      9,980      406,785       0.0%
*   Handy & Harman, Ltd.                     1,704       60,373       0.0%
    Hawkins, Inc.                           22,677      894,608       0.0%
    Haynes International, Inc.              22,213      987,812       0.1%
    HB Fuller Co.                           80,448    3,360,313       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Materials -- (Continued)
*     Headwaters, Inc.                     117,709 $  2,069,324       0.1%
#     Hecla Mining Co.                     149,388      451,152       0.0%
#*    Horsehead Holding Corp.               89,222    1,333,869       0.1%
      Innophos Holdings, Inc.               31,850    1,682,954       0.1%
      Innospec, Inc.                        36,018    1,573,987       0.1%
#     Kaiser Aluminum Corp.                 24,077    1,935,068       0.1%
      KapStone Paper and Packaging Corp.   153,504    4,290,437       0.2%
      KMG Chemicals, Inc.                   27,369      801,364       0.0%
      Koppers Holdings, Inc.                18,930      425,546       0.0%
*     Kraton Performance Polymers, Inc.     32,182      725,382       0.0%
      Kronos Worldwide, Inc.                 6,108       82,153       0.0%
#*    Louisiana-Pacific Corp.              261,688    3,988,125       0.2%
*     LSB Industries, Inc.                  32,790    1,390,624       0.1%
      Materion Corp.                        42,709    1,707,933       0.1%
*     Mercer International, Inc.            90,527    1,294,536       0.1%
      Minerals Technologies, Inc.           61,267    4,149,614       0.2%
      Myers Industries, Inc.                89,037    1,439,728       0.1%
      Neenah Paper, Inc.                    39,603    2,394,793       0.1%
#     NewMarket Corp.                          485      216,747       0.0%
      Noranda Aluminum Holding Corp.        29,387       98,153       0.0%
*     Northern Technologies International
        Corp.                                7,993      138,439       0.0%
#     Olin Corp.                           123,418    3,644,534       0.2%
      Olympic Steel, Inc.                   13,922      152,446       0.0%
      OM Group, Inc.                        39,000    1,171,560       0.1%
*     OMNOVA Solutions, Inc.                56,050      447,840       0.0%
      PH Glatfelter Co.                     71,213    1,766,082       0.1%
      PolyOne Corp.                        131,230    5,124,532       0.2%
      Quaker Chemical Corp.                 33,824    2,814,833       0.1%
#*    Rentech, Inc.                        112,285      134,742       0.0%
*     Resolute Forest Products, Inc.        25,738      396,880       0.0%
*     RTI International Metals, Inc.        42,413    1,596,849       0.1%
      Schnitzer Steel Industries, Inc.
        Class A                             38,305      667,273       0.0%
      Schweitzer-Mauduit International,
        Inc.                                49,148    2,172,833       0.1%
      Sensient Technologies Corp.           70,854    4,631,017       0.2%
      Stepan Co.                            23,206    1,181,882       0.1%
#*    Stillwater Mining Co.                126,055    1,692,919       0.1%
      SunCoke Energy, Inc.                  83,916    1,471,047       0.1%
      Synalloy Corp.                        15,685      231,667       0.0%
      TimkenSteel Corp.                     18,077      527,668       0.0%
*     Trecora Resources                     19,233      230,796       0.0%
      Tredegar Corp.                        30,500      624,335       0.0%
      Tronox, Ltd. Class A                  29,716      622,550       0.0%
      United States Lime & Minerals, Inc.   12,780      843,480       0.0%
*     Universal Stainless & Alloy
        Products, Inc.                      10,284      215,964       0.0%
#*    US Concrete, Inc.                      6,811      247,239       0.0%
#     Wausau Paper Corp.                   129,988    1,211,488       0.1%
      Worthington Industries, Inc.          88,640    2,395,939       0.1%
      Zep, Inc.                             43,918      873,090       0.0%
                                                   ------------       ---
Total Materials                                     116,028,551       5.3%
                                                   ------------       ---
Other -- (0.0%)
(o)*  Allen Organ Co. Escrow Shares            700           --       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Other -- (Continued)
(o)#*  Gerber Scientific, Inc. Escrow
         Shares                              58,381 $        --       0.0%
(o)*   Petrocorp, Inc. Escrow Shares          5,200          --       0.0%
                                                    -----------       ---
Total Other                                                  --       0.0%
                                                    -----------       ---
Telecommunication Services -- (0.8%)
#*     8x8, Inc.                             38,147     333,023       0.0%
       Atlantic Tele-Network, Inc.           26,846   1,772,373       0.1%
#*     Boingo Wireless, Inc.                 46,464     383,793       0.0%
*      Cincinnati Bell, Inc.                358,897   1,231,017       0.1%
       Cogent Communications Holdings, Inc.  28,779   1,006,977       0.0%
#      Consolidated Communications
         Holdings, Inc.                      82,801   1,744,617       0.1%
*      FairPoint Communications, Inc.         2,529      49,872       0.0%
*      General Communication, Inc. Class A   92,715   1,470,460       0.1%
#*     Hawaiian Telcom Holdco, Inc.           3,202      84,341       0.0%
       IDT Corp. Class B                     47,769     813,506       0.0%
       Inteliquent, Inc.                     62,812   1,194,056       0.1%
#*     Intelsat SA                            2,094      26,363       0.0%
#*     Iridium Communications, Inc.         112,323   1,142,325       0.0%
       Lumos Networks Corp.                  21,796     308,195       0.0%
#      NTELOS Holdings Corp.                    200       1,162       0.0%
#*     ORBCOMM, Inc.                         95,669     575,927       0.0%
*      Premiere Global Services, Inc.       122,592   1,251,664       0.1%
       Shenandoah Telecommunications Co.     51,590   1,777,791       0.1%
       Spok Holdings, Inc.                   49,865     938,709       0.0%
#*     Straight Path Communications, Inc.
         Class B                             21,984     459,466       0.0%
       Telephone & Data Systems, Inc.        78,281   2,090,886       0.1%
*      Vonage Holdings Corp.                386,922   1,791,449       0.1%
                                                    -----------       ---
Total Telecommunication Services                     20,447,972       0.9%
                                                    -----------       ---
Utilities -- (2.6%)
#      ALLETE, Inc.                          54,153   2,723,896       0.1%
       American States Water Co.             51,072   1,960,654       0.1%
       Artesian Resources Corp. Class A      17,365     374,042       0.0%
#      Avista Corp.                          87,454   2,852,749       0.1%
       Black Hills Corp.                     62,887   3,099,700       0.1%
       California Water Service Group        75,987   1,813,810       0.1%
#      Chesapeake Utilities Corp.            33,157   1,584,241       0.1%
       Cleco Corp.                           22,755   1,236,734       0.1%
       Connecticut Water Service, Inc.       20,421     735,156       0.0%
       Consolidated Water Co., Ltd.          22,624     271,714       0.0%
       Delta Natural Gas Co., Inc.           17,638     347,469       0.0%
*      Dynegy, Inc.                          29,769     990,415       0.0%
       El Paso Electric Co.                  56,199   2,091,165       0.1%
       Empire District Electric Co. (The)    60,281   1,420,823       0.1%
       Gas Natural, Inc.                     17,561     175,610       0.0%
       Genie Energy, Ltd. Class B            42,916     611,124       0.0%
       Hawaiian Electric Industries, Inc.    33,010   1,033,213       0.0%
#      IDACORP, Inc.                         64,563   3,895,086       0.2%
#      Laclede Group, Inc. (The)             51,149   2,656,168       0.1%
       MGE Energy, Inc.                      43,046   1,785,548       0.1%
       Middlesex Water Co.                   34,446     784,335       0.0%
       New Jersey Resources Corp.           112,886   3,444,152       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
Utilities -- (Continued)
#      Northwest Natural Gas Co.          34,518 $    1,611,991        0.1%
#      NorthWestern Corp.                 49,186      2,562,099        0.1%
#      ONE Gas, Inc.                      28,241      1,185,275        0.1%
#      Ormat Technologies, Inc.           24,410        893,162        0.0%
#      Otter Tail Corp.                   44,744      1,338,293        0.1%
       Piedmont Natural Gas Co., Inc.     68,042      2,547,492        0.1%
       PNM Resources, Inc.               112,152      3,115,583        0.1%
#      Portland General Electric Co.      98,225      3,453,591        0.2%
       RGC Resources, Inc.                13,188        275,629        0.0%
       SJW Corp.                          40,978      1,198,607        0.1%
#      South Jersey Industries, Inc.      42,082      2,219,825        0.1%
       Southwest Gas Corp.                63,456      3,490,080        0.2%
       UIL Holdings Corp.                 77,556      3,868,493        0.2%
       Unitil Corp.                       30,882      1,056,164        0.1%
       WGL Holdings, Inc.                 70,025      3,852,075        0.2%
#      York Water Co. (The)               26,512        667,042        0.0%
                                                 --------------      -----
Total Utilities                                      69,223,205        3.2%
                                                 --------------      -----
TOTAL COMMON STOCKS                               2,189,577,651       99.9%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Capital Bank Corp. Contingent
         Value Rights                      3,283             --        0.0%
(o)*   Community Health Systems,
         Inc. Rights 01/04/16             13,875            223        0.0%
(o)*   Furiex Pharmaceuticals
         Contingent Value Rights           8,889         86,846        0.0%
(o)#*  Magnum Hunter Resources Corp.
         Warrants 04/15/16                20,175             --        0.0%
(o)#*  Trius Therapeutics, Inc.
         Contingent Value Rights           6,973             --        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                    87,069        0.0%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
       State Street Institutional
         Liquid Reserves, 0.098%       7,307,613      7,307,613        0.3%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (16.7%)
(S)@   DFA Short Term Investment Fund 38,019,145    439,881,509       20.1%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,673,756,601)                          $2,636,853,842      120.3%
                                                 ==============      =====

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $  375,906,831           --   --    $  375,906,831
   Consumer Staples              87,631,477           --   --        87,631,477
   Energy                        89,460,698           --   --        89,460,698
   Financials                   456,537,076           --   --       456,537,076
   Health Care                  218,093,255           --   --       218,093,255
   Industrials                  385,820,527           --   --       385,820,527
   Information Technology       370,428,059           --   --       370,428,059
   Materials                    116,028,551           --   --       116,028,551
   Other                                 --           --   --                --
   Telecommunication
     Services                    20,447,972           --   --        20,447,972
   Utilities                     69,223,205           --   --        69,223,205
Rights/Warrants                          -- $     87,069   --            87,069
Temporary Cash Investments        7,307,613           --   --         7,307,613
Securities Lending
  Collateral                             --  439,881,509   --       439,881,509
                             -------------- ------------   --    --------------
TOTAL                        $2,196,885,264 $439,968,578   --    $2,636,853,842
                             ============== ============   ==    ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (89.9%)

Consumer Discretionary -- (14.0%)
#*  1-800-Flowers.com, Inc. Class A          23,117 $   244,347       0.0%
    A. H. Belo Corp. Class A                 13,939      93,252       0.0%
    Aaron's, Inc.                            55,081   1,872,754       0.0%
#   Abercrombie & Fitch Co. Class A          39,749     893,558       0.0%
    Advance Auto Parts, Inc.                 12,339   1,764,477       0.0%
*   Amazon.com, Inc.                         25,106  10,589,209       0.2%
*   Ambassadors Group, Inc.                   7,492      21,502       0.0%
    AMC Entertainment Holdings, Inc.
      Class A                                 3,756     112,905       0.0%
#*  AMC Networks, Inc. Class A               19,815   1,494,844       0.0%
    AMCON Distributing Co.                      116       9,181       0.0%
*   America's Car-Mart, Inc.                  9,404     482,801       0.0%
*   American Axle & Manufacturing
      Holdings, Inc.                         44,890   1,119,108       0.0%
    American Eagle Outfitters, Inc.         135,993   2,163,649       0.1%
*   American Public Education, Inc.          14,161     394,950       0.0%
*   ANN, Inc.                                56,925   2,155,180       0.1%
*   Apollo Education Group, Inc. Class A     90,478   1,518,673       0.0%
    Aramark                                  51,495   1,582,441       0.0%
    Arctic Cat, Inc.                         10,522     373,426       0.0%
    Ark Restaurants Corp.                     2,015      49,347       0.0%
*   Asbury Automotive Group, Inc.            32,033   2,691,733       0.1%
*   Ascena Retail Group, Inc.                99,092   1,485,389       0.0%
#*  Ascent Capital Group, Inc. Class A        8,599     344,304       0.0%
#   Autoliv, Inc.                            27,352   3,247,229       0.1%
*   AutoNation, Inc.                         71,863   4,423,168       0.1%
*   AutoZone, Inc.                            2,987   2,009,235       0.0%
*   Ballantyne Strong, Inc.                   7,721      36,134       0.0%
#*  Barnes & Noble, Inc.                     60,888   1,333,447       0.0%
    Bassett Furniture Industries, Inc.        6,115     172,565       0.0%
    Beasley Broadcast Group, Inc. Class A     2,443      11,849       0.0%
*   Beazer Homes USA, Inc.                    9,480     165,995       0.0%
#   bebe stores, Inc.                        41,558     137,557       0.0%
#*  Bed Bath & Beyond, Inc.                 109,485   7,714,313       0.2%
*   Belmond, Ltd. Class A                    67,857     835,998       0.0%
#   Best Buy Co., Inc.                      162,625   5,634,956       0.1%
    Big 5 Sporting Goods Corp.               17,598     240,037       0.0%
#   Big Lots, Inc.                           59,080   2,692,276       0.1%
*   Biglari Holdings, Inc.                    1,570     573,851       0.0%
#*  BJ's Restaurants, Inc.                   22,212   1,039,522       0.0%
    Bloomin' Brands, Inc.                    69,055   1,564,786       0.0%
#*  Blue Nile, Inc.                           5,108     138,989       0.0%
#*  Blyth, Inc.                              10,298      79,089       0.0%
    Bob Evans Farms, Inc.                    20,911     899,591       0.0%
#   Bon-Ton Stores, Inc. (The)                9,305      66,717       0.0%
*   Books-A-Million, Inc.                     3,054       8,765       0.0%
    BorgWarner, Inc.                         80,647   4,774,302       0.1%
    Bowl America, Inc. Class A                1,280      18,637       0.0%
#*  Boyd Gaming Corp.                        22,632     298,742       0.0%
*   Bravo Brio Restaurant Group, Inc.        16,108     237,271       0.0%
#*  Bridgepoint Education, Inc.              17,124     150,177       0.0%
*   Bright Horizons Family Solutions, Inc.   19,089     959,795       0.0%
#   Brinker International, Inc.              33,703   1,866,135       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Brown Shoe Co., Inc.                     36,044 $ 1,070,507       0.0%
#   Brunswick Corp.                          57,470   2,875,799       0.1%
#   Buckle, Inc. (The)                       14,000     627,200       0.0%
#*  Buffalo Wild Wings, Inc.                 14,047   2,237,687       0.1%
*   Build-A-Bear Workshop, Inc.              13,622     251,053       0.0%
*   Burlington Stores, Inc.                   8,769     452,217       0.0%
#*  Cabela's, Inc.                           43,917   2,316,183       0.1%
#   Cablevision Systems Corp. Class A        71,554   1,429,649       0.0%
#   Callaway Golf Co.                        59,390     574,895       0.0%
*   Cambium Learning Group, Inc.             38,040     112,598       0.0%
*   Canterbury Park Holding Corp.               200       2,070       0.0%
    Capella Education Co.                    16,898     912,999       0.0%
*   Career Education Corp.                   65,842     276,536       0.0%
#*  CarMax, Inc.                             71,881   4,895,815       0.1%
*   Carmike Cinemas, Inc.                    17,739     535,363       0.0%
    Carnival Corp.                           72,072   3,169,006       0.1%
    Carriage Services, Inc.                  11,783     278,550       0.0%
*   Carrols Restaurant Group, Inc.           21,033     190,138       0.0%
    Carter's, Inc.                           32,552   3,250,643       0.1%
    Cato Corp. (The) Class A                 24,257     954,270       0.0%
*   Cavco Industries, Inc.                    5,752     377,159       0.0%
    CBS Corp. Class A                         3,886     250,802       0.0%
    CBS Corp. Class B                       146,185   9,082,474       0.2%
#*  Charles & Colvard, Ltd.                  12,152      15,555       0.0%
*   Charter Communications, Inc. Class A     18,345   3,431,616       0.1%
    Cheesecake Factory, Inc. (The)           62,573   3,136,784       0.1%
    Cherokee, Inc.                            2,845      61,737       0.0%
#   Chico's FAS, Inc.                       123,881   2,088,634       0.0%
    Children's Place, Inc. (The)             16,085     975,716       0.0%
*   Chipotle Mexican Grill, Inc.              4,600   2,858,164       0.1%
    Choice Hotels International, Inc.        22,411   1,341,747       0.0%
*   Christopher & Banks Corp.                29,407     174,678       0.0%
    Churchill Downs, Inc.                    12,105   1,442,553       0.0%
#*  Chuy's Holdings, Inc.                     4,458     100,840       0.0%
*   Cinedigm Corp.                           34,161      28,354       0.0%
    Cinemark Holdings, Inc.                  83,990   3,580,494       0.1%
*   Citi Trends, Inc.                        16,515     376,212       0.0%
    Clear Channel Outdoor Holdings, Inc.
      Class A                                22,155     252,124       0.0%
    ClubCorp Holdings, Inc.                   6,219     136,134       0.0%
#   Coach, Inc.                              40,770   1,557,822       0.0%
#   Collectors Universe, Inc.                 4,045      93,156       0.0%
    Columbia Sportswear Co.                  44,028   2,760,556       0.1%
    Comcast Corp. Class A                   641,444  37,049,805       0.7%
#   Comcast Corp. Special Class A           154,874   8,919,194       0.2%
#*  Conn's, Inc.                             23,510     657,575       0.0%
#   Cooper Tire & Rubber Co.                 58,127   2,469,816       0.1%
#*  Cooper-Standard Holding, Inc.               474      28,923       0.0%
    Core-Mark Holding Co., Inc.              15,866     836,297       0.0%
#   Cracker Barrel Old Country Store, Inc.   22,541   2,986,232       0.1%
#*  Crocs, Inc.                              47,895     632,214       0.0%
*   Crown Media Holdings, Inc. Class A        2,100       7,875       0.0%
    CSS Industries, Inc.                        200       5,668       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    CST Brands, Inc.                          79,067 $3,297,885       0.1%
    Culp, Inc.                                 7,429    192,040       0.0%
#*  Cumulus Media, Inc. Class A               47,525    108,357       0.0%
#   Dana Holding Corp.                       175,515  3,785,859       0.1%
    Darden Restaurants, Inc.                  56,551  3,606,257       0.1%
*   Deckers Outdoor Corp.                     24,392  1,805,008       0.0%
*   Del Frisco's Restaurant Group, Inc.       13,142    265,074       0.0%
    Delphi Automotive P.L.C.                  20,328  1,687,224       0.0%
*   Delta Apparel, Inc.                        6,071     74,491       0.0%
*   Denny's Corp.                             28,583    297,549       0.0%
    Destination Maternity Corp.                9,223    108,739       0.0%
*   Destination XL Group, Inc.                29,731    144,790       0.0%
    DeVry Education Group, Inc.               40,126  1,213,410       0.0%
*   DGSE Cos., Inc.                            2,601      3,381       0.0%
#*  Diamond Resorts International, Inc.       13,731    439,529       0.0%
    Dick's Sporting Goods, Inc.               36,960  2,005,450       0.0%
    Dillard's, Inc. Class A                   39,857  5,244,783       0.1%
    DineEquity, Inc.                          25,142  2,424,443       0.1%
*   DIRECTV                                   57,283  5,195,855       0.1%
*   Discovery Communications, Inc.            49,393  1,493,150       0.0%
#*  Discovery Communications, Inc. Class A    21,350    690,886       0.0%
*   Discovery Communications, Inc. Class B     1,077     34,626       0.0%
*   DISH Network Corp. Class A                13,800    933,708       0.0%
#*  Dixie Group, Inc. (The)                    5,023     49,376       0.0%
    Dollar General Corp.                     106,699  7,758,084       0.2%
*   Dollar Tree, Inc.                         34,342  2,624,072       0.1%
    Domino's Pizza, Inc.                      24,441  2,635,962       0.1%
#*  Dorman Products, Inc.                     28,336  1,326,975       0.0%
    DR Horton, Inc.                           98,728  2,507,691       0.1%
#*  DreamWorks Animation SKG, Inc. Class A    53,577  1,396,217       0.0%
    Drew Industries, Inc.                     25,438  1,441,571       0.0%
    DSW, Inc. Class A                         48,834  1,771,209       0.0%
#   Dunkin' Brands Group, Inc.                57,248  2,983,193       0.1%
    Educational Development Corp.              1,000      4,230       0.0%
*   Eldorado Resorts, Inc.                     9,052     63,817       0.0%
    Emerson Radio Corp.                       11,467     15,939       0.0%
*   Emmis Communications Corp. Class A         9,895     13,358       0.0%
*   Entercom Communications Corp. Class A     17,582    208,874       0.0%
    Entravision Communications Corp. Class A  76,851    502,606       0.0%
    Escalade, Inc.                             5,585    100,474       0.0%
#   Ethan Allen Interiors, Inc.               21,056    509,976       0.0%
*   EVINE Live, Inc.                          29,967    178,603       0.0%
    EW Scripps Co. (The) Class A              46,253  1,077,232       0.0%
#   Expedia, Inc.                             13,049  1,229,607       0.0%
*   Express, Inc.                             30,887    503,458       0.0%
    Family Dollar Stores, Inc.                13,459  1,051,686       0.0%
#*  Famous Dave's Of America, Inc.             4,600    129,720       0.0%
#*  Federal-Mogul Holdings Corp.              66,780    861,462       0.0%
*   Fiesta Restaurant Group, Inc.             13,382    676,460       0.0%
    Finish Line, Inc. (The) Class A           40,407    991,184       0.0%
#*  Five Below, Inc.                          31,121  1,049,400       0.0%
    Flexsteel Industries, Inc.                 3,391    122,110       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Foot Locker, Inc.                        96,404 $ 5,731,218       0.1%
    Ford Motor Co.                        1,162,309  18,364,482       0.3%
#*  Fossil Group, Inc.                       29,232   2,454,903       0.1%
*   Fox Factory Holding Corp.                 6,268      95,399       0.0%
#*  Francesca's Holdings Corp.               10,811     183,030       0.0%
    Fred's, Inc. Class A                     27,544     464,667       0.0%
    Frisch's Restaurants, Inc.                2,947      84,181       0.0%
#*  FTD Cos., Inc.                           15,412     439,858       0.0%
#*  Fuel Systems Solutions, Inc.             18,451     204,806       0.0%
*   Full House Resorts, Inc.                  5,091       7,637       0.0%
*   G-III Apparel Group, Ltd.                19,899   2,212,371       0.1%
*   Gaiam, Inc. Class A                       9,924      65,101       0.0%
#   GameStop Corp. Class A                  100,258   3,863,943       0.1%
*   Gaming Partners International Corp.       3,430      38,004       0.0%
    Gannett Co., Inc.                       141,487   4,855,834       0.1%
    Gap, Inc. (The)                          62,040   2,459,266       0.1%
#   Garmin, Ltd.                             56,321   2,545,146       0.1%
*   Geeknet, Inc.                             1,480      13,320       0.0%
    General Motors Co.                      299,543  10,501,978       0.2%
#*  Genesco, Inc.                            19,068   1,288,806       0.0%
#   Gentex Corp.                            199,024   3,453,066       0.1%
*   Gentherm, Inc.                           27,745   1,462,994       0.0%
    Genuine Parts Co.                        38,934   3,498,220       0.1%
    GNC Holdings, Inc. Class A               70,561   3,037,651       0.1%
    Goodyear Tire & Rubber Co. (The)        129,155   3,663,482       0.1%
    Graham Holdings Co. Class B               4,575   4,679,905       0.1%
*   Grand Canyon Education, Inc.             39,066   1,768,908       0.0%
*   Gray Television, Inc.                    43,706     579,542       0.0%
*   Gray Television, Inc. Class A             2,300      26,450       0.0%
#   Group 1 Automotive, Inc.                 22,224   1,755,252       0.0%
#*  Groupon, Inc.                            69,375     480,075       0.0%
#   Guess?, Inc.                             50,018     915,830       0.0%
#   H&R Block, Inc.                          40,208   1,215,890       0.0%
    Hanesbrands, Inc.                        70,548   2,192,632       0.1%
#   Harley-Davidson, Inc.                    70,261   3,949,371       0.1%
    Harman International Industries, Inc.    13,904   1,812,804       0.0%
    Harte-Hanks, Inc.                        42,124     286,022       0.0%
    Hasbro, Inc.                             15,267   1,080,751       0.0%
    Haverty Furniture Cos., Inc.             15,234     326,922       0.0%
    Haverty Furniture Cos., Inc. Class A        717      15,416       0.0%
*   Helen of Troy, Ltd.                      22,083   1,934,692       0.0%
#*  hhgregg, Inc.                             5,013      28,674       0.0%
#*  Hibbett Sports, Inc.                     15,256     713,981       0.0%
*   Hilton Worldwide Holdings, Inc.          23,067     668,020       0.0%
    Home Depot, Inc. (The)                  110,670  11,839,477       0.2%
    Hooker Furniture Corp.                    8,563     217,928       0.0%
#*  Hovnanian Enterprises, Inc. Class A      14,667      45,761       0.0%
    HSN, Inc.                                28,799   1,797,634       0.0%
*   Hyatt Hotels Corp. Class A               10,629     617,013       0.0%
#*  Iconix Brand Group, Inc.                 47,177   1,241,227       0.0%
#*  Ignite Restaurant Group, Inc.               960       3,379       0.0%
*   International Game Technology P.L.C.     12,301     250,448       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    International Speedway Corp. Class A      19,750 $  718,110       0.0%
    Interpublic Group of Cos., Inc. (The)    154,532  3,220,447       0.1%
#   Interval Leisure Group, Inc.              37,962    941,078       0.0%
#*  iRobot Corp.                              14,269    462,601       0.0%
*   Isle of Capri Casinos, Inc.               10,913    155,183       0.0%
    Jack in the Box, Inc.                     42,060  3,649,546       0.1%
#*  JAKKS Pacific, Inc.                        8,687     57,942       0.0%
#*  Jamba, Inc.                                8,857    139,586       0.0%
*   Jarden Corp.                              84,015  4,299,888       0.1%
#*  JC Penney Co., Inc.                       79,990    663,917       0.0%
    John Wiley & Sons, Inc. Class A           36,967  2,102,683       0.0%
    John Wiley & Sons, Inc. Class B            2,517    142,815       0.0%
    Johnson Controls, Inc.                   142,618  7,185,095       0.1%
    Johnson Outdoors, Inc. Class A             3,558    112,077       0.0%
*   Journal Media Group, Inc.                 13,545    125,833       0.0%
*   K12, Inc.                                 24,447    395,308       0.0%
#*  Kate Spade & Co.                          24,539    802,425       0.0%
#   KB Home                                   49,212    713,082       0.0%
#*  Kirkland's, Inc.                          13,717    325,642       0.0%
    Kohl's Corp.                             104,486  7,486,422       0.1%
*   Kona Grill, Inc.                           6,014    145,900       0.0%
#*  Krispy Kreme Doughnuts, Inc.              41,725    742,705       0.0%
    L Brands, Inc.                            54,920  4,907,651       0.1%
    La-Z-Boy, Inc.                            38,537  1,010,055       0.0%
*   Lakeland Industries, Inc.                  2,263     20,865       0.0%
#*  Lands' End, Inc.                          10,001    293,829       0.0%
    Las Vegas Sands Corp.                     31,071  1,643,034       0.0%
#*  LeapFrog Enterprises, Inc.                28,549     64,521       0.0%
    Lear Corp.                                32,574  3,616,691       0.1%
*   Learning Tree International, Inc.          7,899      9,321       0.0%
#   Leggett & Platt, Inc.                     86,310  3,665,586       0.1%
#   Lennar Corp. Class A                      63,002  2,885,492       0.1%
    Lennar Corp. Class B                      14,859    542,799       0.0%
    Libbey, Inc.                              38,433  1,512,339       0.0%
*   Liberty Broadband Corp.(530307206)           145      7,975       0.0%
*   Liberty Broadband Corp.(530307305)        31,400  1,703,764       0.0%
*   Liberty Broadband Corp. Class A           11,931    647,137       0.0%
*   Liberty Interactive Corp. Class A        226,805  6,522,912       0.1%
*   Liberty Interactive Corp. Class B          1,100     31,493       0.0%
*   Liberty Media Corp.                       96,612  3,666,425       0.1%
*   Liberty Media Corp. Class A               47,725  1,831,685       0.0%
*   Liberty Media Corp. Class B                  581     22,665       0.0%
    Liberty Tax, Inc.                          4,561    126,340       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                                 42,474  1,261,903       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class B                                    110      4,682       0.0%
*   Liberty Ventures Series A                 83,290  3,471,527       0.1%
*   Liberty Ventures Series B                    266     11,132       0.0%
*   Life Time Fitness, Inc.                   31,526  2,254,109       0.1%
    Lifetime Brands, Inc.                      8,849    128,753       0.0%
    Lincoln Educational Services Corp.         2,073      4,561       0.0%
#   Lions Gate Entertainment Corp.            36,263  1,124,516       0.0%
    Lithia Motors, Inc. Class A               24,992  2,492,452       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Live Nation Entertainment, Inc.         146,492 $ 3,671,090       0.1%
*   LKQ Corp.                               117,166   3,171,684       0.1%
*   Loral Space & Communications, Inc.       12,243     844,767       0.0%
    Lowe's Cos., Inc.                       218,761  15,063,882       0.3%
*   Luby's, Inc.                             15,643      82,908       0.0%
#*  Lululemon Athletica, Inc.                13,872     882,814       0.0%
#*  Lumber Liquidators Holdings, Inc.        14,465     397,643       0.0%
#*  M/I Homes, Inc.                          24,714     557,548       0.0%
    Macy's, Inc.                            127,411   8,234,573       0.2%
#*  Madison Square Garden Co. (The) Class A  52,985   4,254,695       0.1%
    Marcus Corp. (The)                       12,065     233,699       0.0%
    Marine Products Corp.                    19,424     137,910       0.0%
*   MarineMax, Inc.                          16,534     365,071       0.0%
#   Marriott International, Inc. Class A     21,551   1,725,158       0.0%
    Marriott Vacations Worldwide Corp.       21,821   1,793,904       0.0%
#*  Martha Stewart Living Omnimedia, Inc.
      Class A                                19,146     105,303       0.0%
#   Mattel, Inc.                             47,823   1,346,696       0.0%
#*  Mattress Firm Holding Corp.                 256      15,124       0.0%
*   McClatchy Co. (The) Class A              45,840      63,718       0.0%
    McDonald's Corp.                        102,238   9,871,079       0.2%
#   MDC Holdings, Inc.                       42,280   1,134,795       0.0%
*   Media General, Inc.                      16,521     279,040       0.0%
    Men's Wearhouse, Inc. (The)              33,995   1,923,777       0.0%
#   Meredith Corp.                           30,181   1,570,619       0.0%
*   Meritage Homes Corp.                     32,240   1,378,905       0.0%
#*  MGM Resorts International               198,297   4,193,982       0.1%
*   Michael Kors Holdings, Ltd.              32,940   2,037,668       0.0%
*   Modine Manufacturing Co.                 46,116     566,766       0.0%
*   Mohawk Industries, Inc.                  25,390   4,405,165       0.1%
#*  Monarch Casino & Resort, Inc.            11,770     215,391       0.0%
#   Monro Muffler Brake, Inc.                18,765   1,123,836       0.0%
    Morningstar, Inc.                        10,390     788,497       0.0%
#*  Motorcar Parts of America, Inc.          20,256     592,083       0.0%
    Movado Group, Inc.                       12,456     364,712       0.0%
#*  Murphy USA, Inc.                         44,320   2,895,426       0.1%
    NACCO Industries, Inc. Class A            6,430     314,941       0.0%
    Nathan's Famous, Inc.                     3,035     124,860       0.0%
    National CineMedia, Inc.                 40,155     611,962       0.0%
*   Nautilus, Inc.                           34,983     588,064       0.0%
*   Netflix, Inc.                             3,200   1,780,800       0.0%
*   New York & Co., Inc.                     40,255     101,845       0.0%
#   New York Times Co. (The) Class A         91,045   1,219,093       0.0%
    Newell Rubbermaid, Inc.                  72,243   2,754,626       0.1%
*   News Corp. Class A                       94,070   1,484,425       0.0%
*   News Corp. Class B                       32,607     507,691       0.0%
    Nexstar Broadcasting Group, Inc.
      Class A                                17,646   1,031,585       0.0%
    NIKE, Inc. Class B                       39,792   3,933,041       0.1%
*   Nobility Homes, Inc.                      1,152      13,104       0.0%
    Nordstrom, Inc.                          31,877   2,408,626       0.1%
*   Norwegian Cruise Line Holdings, Ltd.     33,186   1,609,853       0.0%
    Nutrisystem, Inc.                        23,167     441,331       0.0%
*   NVR, Inc.                                 2,277   3,020,418       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   O'Reilly Automotive, Inc.                 38,194 $8,319,799       0.2%
#*  Office Depot, Inc.                       401,534  3,702,143       0.1%
#   Omnicom Group, Inc.                       44,340  3,359,198       0.1%
*   Orbitz Worldwide, Inc.                    63,518    744,431       0.0%
#   Outerwall, Inc.                           18,448  1,225,501       0.0%
#*  Overstock.com, Inc.                        6,747    144,858       0.0%
    Oxford Industries, Inc.                   15,580  1,237,831       0.0%
#*  Pacific Sunwear of California, Inc.       18,409     38,659       0.0%
#*  Panera Bread Co. Class A                  14,111  2,574,975       0.1%
    Papa John's International, Inc.           28,426  1,744,504       0.0%
#*  Penn National Gaming, Inc.                39,504    635,224       0.0%
    Penske Automotive Group, Inc.             68,734  3,354,907       0.1%
#*  Pep Boys-Manny, Moe & Jack (The)          35,528    325,436       0.0%
*   Perfumania Holdings, Inc.                  1,922     10,494       0.0%
*   Perry Ellis International, Inc.           10,487    250,849       0.0%
#   PetMed Express, Inc.                      13,560    214,655       0.0%
    Pier 1 Imports, Inc.                      58,387    738,596       0.0%
*   Pinnacle Entertainment, Inc.              33,666  1,237,562       0.0%
#   Polaris Industries, Inc.                  11,300  1,547,648       0.0%
    Pool Corp.                                24,941  1,618,421       0.0%
*   Popeyes Louisiana Kitchen, Inc.           14,682    817,494       0.0%
*   Priceline Group, Inc. (The)                4,200  5,198,802       0.1%
    PulteGroup, Inc.                         210,129  4,055,490       0.1%
#   PVH Corp.                                 28,611  2,956,947       0.1%
#*  Quiksilver, Inc.                          32,960     54,714       0.0%
#*  Radio One, Inc. Class D                      841      3,002       0.0%
    Ralph Lauren Corp.                        19,351  2,581,617       0.1%
*   RCI Hospitality Holdings, Inc.             7,006     79,798       0.0%
*   Reading International, Inc. Class A        4,671     62,218       0.0%
*   Red Lion Hotels Corp.                     10,267     71,869       0.0%
#*  Red Robin Gourmet Burgers, Inc.           12,691    952,967       0.0%
#   Regal Entertainment Group Class A         43,225    950,950       0.0%
*   Regis Corp.                               42,400    700,448       0.0%
    Remy International, Inc.                   9,338    207,771       0.0%
#   Rent-A-Center, Inc.                       42,408  1,255,277       0.0%
#*  Rentrak Corp.                              5,384    255,202       0.0%
*   Restoration Hardware Holdings, Inc.       15,065  1,298,151       0.0%
    Rocky Brands, Inc.                         4,237     95,078       0.0%
    Ross Stores, Inc.                         34,118  3,373,588       0.1%
    Royal Caribbean Cruises, Ltd.             94,154  6,408,121       0.1%
*   Ruby Tuesday, Inc.                        39,344    286,424       0.0%
    Ruth's Hospitality Group, Inc.            47,930    697,381       0.0%
#   Ryland Group, Inc. (The)                  30,920  1,274,522       0.0%
    Saga Communications, Inc. Class A          1,505     60,185       0.0%
    Salem Media Group, Inc. Class A            8,669     42,305       0.0%
*   Sally Beauty Holdings, Inc.               51,479  1,606,660       0.0%
    Scholastic Corp.                           9,499    386,039       0.0%
#*  Scientific Games Corp. Class A            30,002    380,125       0.0%
#   Scripps Networks Interactive, Inc.
      Class A                                 14,900  1,040,914       0.0%
#*  Sears Holdings Corp.                      29,932  1,195,484       0.0%
    SeaWorld Entertainment, Inc.              29,251    620,121       0.0%
*   Select Comfort Corp.                      50,881  1,568,152       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Service Corp. International             187,444 $ 5,188,450       0.1%
#*  Shiloh Industries, Inc.                  12,491     145,270       0.0%
    Shoe Carnival, Inc.                      17,241     450,163       0.0%
#*  Shutterfly, Inc.                         26,429   1,182,962       0.0%
    Signet Jewelers, Ltd.                    25,861   3,468,736       0.1%
#   Sinclair Broadcast Group, Inc. Class A   16,000     490,240       0.0%
#*  Sirius XM Holdings, Inc.                139,702     551,823       0.0%
#   Six Flags Entertainment Corp.            41,784   1,964,684       0.0%
*   Sizmek, Inc.                             21,039     146,431       0.0%
#*  Skechers U.S.A., Inc. Class A            27,202   2,446,004       0.1%
*   Skullcandy, Inc.                         15,504     167,598       0.0%
*   Skyline Corp.                             1,175       4,207       0.0%
#*  Smith & Wesson Holding Corp.              1,842      27,381       0.0%
#   Sonic Automotive, Inc. Class A           35,226     822,527       0.0%
    Sonic Corp.                              33,893     971,034       0.0%
#   Sotheby's                                48,073   2,053,198       0.0%
    Spartan Motors, Inc.                     22,035     103,785       0.0%
    Speedway Motorsports, Inc.               25,904     593,202       0.0%
    Stage Stores, Inc.                       34,216     660,711       0.0%
    Standard Motor Products, Inc.            19,476     736,193       0.0%
#*  Standard Pacific Corp.                  156,082   1,264,264       0.0%
*   Stanley Furniture Co., Inc.               4,426      11,906       0.0%
    Staples, Inc.                           155,272   2,534,039       0.1%
    Starbucks Corp.                          84,400   4,184,552       0.1%
    Starwood Hotels & Resorts Worldwide,
      Inc.                                   24,752   2,127,434       0.0%
#*  Starz                                    59,655   2,346,231       0.1%
*   Starz Class B                               581      22,566       0.0%
    Stein Mart, Inc.                         32,210     381,044       0.0%
*   Steiner Leisure, Ltd.                     9,935     479,264       0.0%
*   Steven Madden, Ltd.                      58,611   2,287,001       0.1%
*   Stoneridge, Inc.                         26,380     317,615       0.0%
#   Strattec Security Corp.                   2,197     164,929       0.0%
#*  Strayer Education, Inc.                   5,517     279,822       0.0%
#   Sturm Ruger & Co., Inc.                  10,514     576,272       0.0%
    Superior Industries International, Inc.  22,424     417,086       0.0%
    Superior Uniform Group, Inc.              9,412     160,004       0.0%
    Sypris Solutions, Inc.                    8,523      13,040       0.0%
#*  Systemax, Inc.                           21,834     228,165       0.0%
    Tandy Leather Factory, Inc.               9,590      81,227       0.0%
    Target Corp.                            153,340  12,087,792       0.2%
*   Taylor Morrison Home Corp. Class A       14,154     262,132       0.0%
#*  Tempur Sealy International, Inc.         19,002   1,157,412       0.0%
*   Tenneco, Inc.                            26,450   1,546,002       0.0%
#*  Tesla Motors, Inc.                        7,691   1,738,551       0.0%
    Texas Roadhouse, Inc.                    63,815   2,144,184       0.1%
    Thor Industries, Inc.                    38,979   2,345,366       0.1%
    Tiffany & Co.                            20,196   1,766,746       0.0%
*   Tilly's, Inc. Class A                     5,364      71,556       0.0%
    Time Warner Cable, Inc.                  88,298  13,732,105       0.3%
    Time Warner, Inc.                       338,496  28,572,447       0.5%
    Time, Inc.                               27,872     636,318       0.0%
    TJX Cos., Inc. (The)                     56,625   3,654,577       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Toll Brothers, Inc.                    111,571 $  3,965,233       0.1%
*   Tower International, Inc.               17,131      443,008       0.0%
#   Town Sports International Holdings,
      Inc.                                  12,890       79,016       0.0%
#   Tractor Supply Co.                      49,600    4,268,576       0.1%
*   Trans World Entertainment Corp.            900        3,384       0.0%
#*  TRI Pointe Homes, Inc.                  21,167      302,265       0.0%
#*  TripAdvisor, Inc.                       13,565    1,091,847       0.0%
*   TRW Automotive Holdings Corp.           54,943    5,772,312       0.1%
#*  Tuesday Morning Corp.                   18,100      286,342       0.0%
#*  Tumi Holdings, Inc.                     38,203      893,568       0.0%
#   Tupperware Brands Corp.                 11,780      787,611       0.0%
#   Twenty-First Century Fox, Inc. Class A 210,181    7,162,968       0.1%
    Twenty-First Century Fox, Inc. Class B  61,450    2,049,357       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.  19,777    2,988,107       0.1%
#*  Under Armour, Inc. Class A              25,200    1,954,260       0.0%
*   Unifi, Inc.                             12,128      427,997       0.0%
*   Universal Electronics, Inc.             10,786      581,797       0.0%
    Universal Technical Institute, Inc.     16,126      136,265       0.0%
#*  Urban Outfitters, Inc.                 106,627    4,269,345       0.1%
*   US Auto Parts Network, Inc.             16,002       25,603       0.0%
    Vail Resorts, Inc.                      29,350    2,911,813       0.1%
    Value Line, Inc.                         1,300       18,785       0.0%
    VF Corp.                                53,460    3,872,108       0.1%
    Viacom, Inc. Class A                     1,366       94,432       0.0%
    Viacom, Inc. Class B                    50,371    3,498,266       0.1%
*   Vista Outdoor, Inc.                     45,718    2,000,620       0.0%
*   Visteon Corp.                           46,050    4,669,470       0.1%
#*  Vitamin Shoppe, Inc.                    21,490      900,001       0.0%
#*  VOXX International Corp.                21,293      202,922       0.0%
    Walt Disney Co. (The)                  365,590   39,746,945       0.7%
#   Wendy's Co. (The)                      277,452    2,807,814       0.1%
*   West Marine, Inc.                       14,715      147,886       0.0%
    Weyco Group, Inc.                        5,289      150,737       0.0%
    Whirlpool Corp.                         33,249    5,838,524       0.1%
#*  William Lyon Homes Class A               2,714       58,758       0.0%
    Williams-Sonoma, Inc.                   39,182    2,881,052       0.1%
    Winmark Corp.                            2,565      230,876       0.0%
#   Winnebago Industries, Inc.              27,214      563,602       0.0%
#   Wolverine World Wide, Inc.              71,847    2,207,858       0.1%
    Wyndham Worldwide Corp.                 48,100    4,107,740       0.1%
    Wynn Resorts, Ltd.                       6,767      751,611       0.0%
    Yum! Brands, Inc.                       33,855    2,910,176       0.1%
*   Zagg, Inc.                              30,534      254,348       0.0%
#*  Zumiez, Inc.                            27,326      866,507       0.0%
                                                   ------------      ----
Total Consumer Discretionary                        848,010,812      15.5%
                                                   ------------      ----
Consumer Staples -- (5.3%)
#   Alico, Inc.                              4,920      230,108       0.0%
*   Alliance One International, Inc.        38,911       51,363       0.0%
    Altria Group, Inc.                     141,174    7,065,759       0.1%
    Andersons, Inc. (The)                   19,940      851,239       0.0%
    Archer-Daniels-Midland Co.             123,254    6,024,656       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Staples -- (Continued)
#   Avon Products, Inc.                      11,823 $    96,594       0.0%
    B&G Foods, Inc.                          63,919   1,943,138       0.0%
#*  Boston Beer Co., Inc. (The) Class A       4,362   1,080,904       0.0%
#*  Boulder Brands, Inc.                     41,360     394,574       0.0%
*   Bridgford Foods Corp.                     2,509      19,884       0.0%
#   Brown-Forman Corp. Class A                5,843     539,484       0.0%
    Brown-Forman Corp. Class B                7,762     700,365       0.0%
    Bunge, Ltd.                              59,121   5,106,281       0.1%
#   Cal-Maine Foods, Inc.                    35,770   1,599,277       0.0%
#   Calavo Growers, Inc.                     12,466     631,403       0.0%
#   Campbell Soup Co.                        49,090   2,194,814       0.1%
    Casey's General Stores, Inc.             40,441   3,323,441       0.1%
*   CCA Industries, Inc.                      3,031       9,366       0.0%
*   Central Garden & Pet Co.                 10,091      93,392       0.0%
#*  Central Garden and Pet Co. Class A       29,486     288,963       0.0%
#*  Chefs' Warehouse, Inc. (The)              3,670      66,831       0.0%
#   Church & Dwight Co., Inc.                36,688   2,977,965       0.1%
    Clorox Co. (The)                         20,650   2,190,965       0.1%
    Coca-Cola Bottling Co. Consolidated       5,889     665,457       0.0%
    Coca-Cola Co. (The)                     340,507  13,810,964       0.3%
    Coca-Cola Enterprises, Inc.              90,124   4,002,407       0.1%
    Colgate-Palmolive Co.                    76,902   5,173,967       0.1%
    ConAgra Foods, Inc.                     122,978   4,445,655       0.1%
*   Constellation Brands, Inc. Class A       78,551   9,107,203       0.2%
#*  Constellation Brands, Inc. Class B        1,902     223,009       0.0%
    Costco Wholesale Corp.                   41,646   5,957,460       0.1%
#*  Craft Brew Alliance, Inc.                 9,963     131,013       0.0%
#*  Crimson Wine Group, Ltd.                  9,858      91,679       0.0%
    CVS Health Corp.                        278,252  27,627,641       0.5%
*   Darling Ingredients, Inc.                90,724   1,239,290       0.0%
    Dean Foods Co.                           63,561   1,032,866       0.0%
#*  Diamond Foods, Inc.                      12,487     350,135       0.0%
    Dr Pepper Snapple Group, Inc.            74,946   5,589,473       0.1%
    Energizer Holdings, Inc.                 19,800   2,705,076       0.1%
#   Estee Lauder Cos., Inc. (The) Class A    17,200   1,398,188       0.0%
#*  Fairway Group Holdings Corp.              9,663      51,311       0.0%
#*  Farmer Bros Co.                          14,205     354,131       0.0%
#   Flowers Foods, Inc.                     122,769   2,742,659       0.1%
    Fresh Del Monte Produce, Inc.            47,043   1,737,298       0.0%
#*  Fresh Market, Inc. (The)                  8,840     310,638       0.0%
    General Mills, Inc.                      54,138   2,995,997       0.1%
    Golden Enterprises, Inc.                  1,623       6,541       0.0%
#*  Hain Celestial Group, Inc. (The)         56,000   3,373,440       0.1%
#*  Herbalife, Ltd.                          14,046     583,190       0.0%
    Hershey Co. (The)                         6,900     634,248       0.0%
    Hormel Foods Corp.                       49,862   2,710,000       0.1%
*   HRG Group, Inc.                             907      11,365       0.0%
    Ingles Markets, Inc. Class A             10,580     442,879       0.0%
    Ingredion, Inc.                          59,098   4,692,381       0.1%
    Inter Parfums, Inc.                      21,049     635,259       0.0%
*   Inventure Foods, Inc.                     7,710      75,172       0.0%
    J&J Snack Foods Corp.                    14,723   1,536,051       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Staples -- (Continued)
    JM Smucker Co. (The)                     42,558 $ 4,933,323       0.1%
    John B. Sanfilippo & Son, Inc.            5,285     274,873       0.0%
#   Kellogg Co.                              21,066   1,334,110       0.0%
    Keurig Green Mountain, Inc.              13,801   1,606,022       0.0%
    Kimberly-Clark Corp.                     30,133   3,305,289       0.1%
    Kraft Foods Group, Inc.                  91,292   7,736,997       0.2%
    Kroger Co. (The)                         77,243   5,322,815       0.1%
    Lancaster Colony Corp.                   19,955   1,789,165       0.0%
#*  Landec Corp.                             24,847     353,076       0.0%
#*  Lifeway Foods, Inc.                       2,867      57,942       0.0%
    Limoneira Co.                             2,654      60,883       0.0%
    Lorillard, Inc.                          21,186   1,480,054       0.0%
*   Mannatech, Inc.                             600      11,586       0.0%
    McCormick & Co., Inc.(579780107)          1,509     113,522       0.0%
#   McCormick & Co., Inc.(579780206)         11,877     894,338       0.0%
    Mead Johnson Nutrition Co.               19,400   1,860,848       0.0%
#*  Medifast, Inc.                           17,339     520,170       0.0%
    MGP Ingredients, Inc.                     9,650     135,486       0.0%
    Molson Coors Brewing Co. Class A            266      23,142       0.0%
    Molson Coors Brewing Co. Class B         68,183   5,012,132       0.1%
    Mondelez International, Inc. Class A    271,871  10,431,690       0.2%
*   Monster Beverage Corp.                   27,273   3,739,401       0.1%
*   National Beverage Corp.                  23,726     530,276       0.0%
*   Natural Alternatives International,
      Inc.                                    2,465      13,853       0.0%
#*  Natural Grocers by Vitamin Cottage,
      Inc.                                    1,698      44,691       0.0%
#   Nu Skin Enterprises, Inc. Class A        34,626   1,958,100       0.0%
#*  Nutraceutical International Corp.         6,531     127,354       0.0%
    Oil-Dri Corp. of America                  3,793     124,486       0.0%
*   Omega Protein Corp.                      17,471     223,279       0.0%
    Orchids Paper Products Co.                4,094      87,980       0.0%
    PepsiCo, Inc.                           155,127  14,755,680       0.3%
    Philip Morris International, Inc.       104,931   8,758,591       0.2%
#   Pilgrim's Pride Corp.                    77,033   1,902,715       0.0%
    Pinnacle Foods, Inc.                     32,549   1,319,862       0.0%
#*  Post Holdings, Inc.                      35,205   1,652,523       0.0%
#   Pricesmart, Inc.                         19,158   1,541,453       0.0%
    Procter & Gamble Co. (The)              294,062  23,380,870       0.4%
*   Reliv International, Inc.                 2,118       2,372       0.0%
*   Revlon, Inc. Class A                     21,665     847,318       0.0%
#   Reynolds American, Inc.                  39,700   2,910,010       0.1%
*   Rite Aid Corp.                          267,434   2,061,916       0.0%
    Rocky Mountain Chocolate Factory, Inc.    4,490      57,652       0.0%
#   Sanderson Farms, Inc.                    29,897   2,245,863       0.1%
#*  Seaboard Corp.                              346   1,245,600       0.0%
*   Seneca Foods Corp. Class A                5,987     172,545       0.0%
*   Seneca Foods Corp. Class B                  283       9,326       0.0%
    Snyder's-Lance, Inc.                     47,219   1,394,377       0.0%
    SpartanNash Co.                          27,359     825,421       0.0%
    Spectrum Brands Holdings, Inc.           46,705   4,270,238       0.1%
#*  Sprouts Farmers Market, Inc.             35,382   1,131,693       0.0%
*   SUPERVALU, Inc.                         153,041   1,345,230       0.0%
    Sysco Corp.                              43,612   1,614,952       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Staples -- (Continued)
#   Tootsie Roll Industries, Inc.           26,397 $    817,779       0.0%
#*  TreeHouse Foods, Inc.                   28,969    2,354,021       0.1%
    Tyson Foods, Inc. Class A              140,474    5,548,723       0.1%
#*  United Natural Foods, Inc.              28,272    1,907,229       0.0%
    United-Guardian, Inc.                    1,431       26,688       0.0%
#   Universal Corp.                         14,346      674,692       0.0%
#*  USANA Health Sciences, Inc.              9,882    1,123,979       0.0%
    Vector Group, Ltd.                      36,536      809,272       0.0%
    Village Super Market, Inc. Class A       4,498      143,621       0.0%
    Wal-Mart Stores, Inc.                  278,096   21,705,393       0.4%
    Walgreens Boots Alliance, Inc.         121,502   10,076,161       0.2%
    WD-40 Co.                               11,814      956,461       0.0%
    Weis Markets, Inc.                      17,419      772,533       0.0%
*   WhiteWave Foods Co. (The) Class A       54,703    2,405,291       0.1%
    Whole Foods Market, Inc.                44,927    2,145,714       0.1%
                                                   ------------       ---
Total Consumer Staples                              322,945,456       5.9%
                                                   ------------       ---
Energy -- (8.3%)
    Adams Resources & Energy, Inc.           2,811      130,993       0.0%
#   Alon USA Energy, Inc.                   52,811      849,729       0.0%
    Anadarko Petroleum Corp.               156,692   14,744,717       0.3%
    Apache Corp.                            89,810    6,143,004       0.1%
*   Approach Resources, Inc.                10,412       91,313       0.0%
#   Atwood Oceanics, Inc.                   44,773    1,494,523       0.0%
    Baker Hughes, Inc.                      74,114    5,073,844       0.1%
*   Barnwell Industries, Inc.                1,657        5,104       0.0%
*   Basic Energy Services, Inc.             27,615      281,397       0.0%
#*  Bill Barrett Corp.                       6,816       79,066       0.0%
#*  Bonanza Creek Energy, Inc.              26,945      742,604       0.0%
#   Bristow Group, Inc.                     24,557    1,525,726       0.0%
#*  C&J Energy Services, Ltd.               37,172      648,651       0.0%
#   Cabot Oil & Gas Corp.                  235,476    7,963,798       0.2%
    California Resources Corp.              93,415      868,760       0.0%
*   Callon Petroleum Co.                    26,144      233,727       0.0%
*   Cameron International Corp.             71,494    3,919,301       0.1%
#   CARBO Ceramics, Inc.                    10,900      482,107       0.0%
#*  Carrizo Oil & Gas, Inc.                 46,648    2,599,693       0.1%
#*  Cheniere Energy, Inc.                   39,587    3,028,010       0.1%
#   Chesapeake Energy Corp.                315,693    4,978,479       0.1%
    Chevron Corp.                          423,827   47,070,227       0.9%
    Cimarex Energy Co.                      39,297    4,888,547       0.1%
#*  Clayton Williams Energy, Inc.            8,734      486,222       0.0%
#*  Clean Energy Fuels Corp.                20,700      204,309       0.0%
#*  Cloud Peak Energy, Inc.                  3,059       19,853       0.0%
#*  Cobalt International Energy, Inc.       17,922      191,765       0.0%
*   Concho Resources, Inc.                  37,504    4,750,257       0.1%
    ConocoPhillips                         334,394   22,712,040       0.4%
#   CONSOL Energy, Inc.                     49,258    1,599,900       0.0%
#*  Contango Oil & Gas Co.                  10,515      263,611       0.0%
#*  Continental Resources, Inc.              6,904      363,358       0.0%
#   CVR Energy, Inc.                        17,652      706,786       0.0%
*   Dawson Geophysical Co.                  12,469       70,949       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Energy -- (Continued)
    Delek US Holdings, Inc.                 53,388 $  1,971,085       0.0%
#   Denbury Resources, Inc.                174,756    1,539,600       0.0%
    Devon Energy Corp.                      69,739    4,756,897       0.1%
    DHT Holdings, Inc.                       6,445       51,560       0.0%
#   Diamond Offshore Drilling, Inc.         53,624    1,794,795       0.0%
#*  Diamondback Energy, Inc.                28,124    2,322,199       0.1%
#*  Dresser-Rand Group, Inc.                34,300    2,835,581       0.1%
#*  Dril-Quip, Inc.                         20,370    1,623,896       0.0%
    Energen Corp.                           19,342    1,376,570       0.0%
*   ENGlobal Corp.                          13,358       21,640       0.0%
    EnLink Midstream LLC                    36,951    1,298,828       0.0%
    EOG Resources, Inc.                    185,013   18,307,036       0.3%
    EQT Corp.                               15,391    1,384,267       0.0%
*   Era Group, Inc.                         15,910      352,884       0.0%
    Evolution Petroleum Corp.               11,348       78,074       0.0%
    Exterran Holdings, Inc.                 44,829    1,661,811       0.0%
    Exxon Mobil Corp.                    1,180,695  103,157,322       1.9%
*   FieldPoint Petroleum Corp.               3,800        7,448       0.0%
*   FMC Technologies, Inc.                  32,475    1,432,147       0.0%
*   Forum Energy Technologies, Inc.         25,171      585,477       0.0%
    GasLog, Ltd.                            28,810      642,175       0.0%
#*  Gastar Exploration, Inc.                56,282      204,304       0.0%
#*  Geospace Technologies Corp.              7,326      158,242       0.0%
    Green Plains, Inc.                      20,658      643,290       0.0%
*   Gulf Coast Ultra Deep Royalty Trust      2,662        2,130       0.0%
    Gulf Island Fabrication, Inc.            9,330      123,063       0.0%
#   Gulfmark Offshore, Inc. Class A         10,261      154,018       0.0%
*   Gulfport Energy Corp.                   32,630    1,596,912       0.0%
    Halliburton Co.                        112,980    5,530,371       0.1%
*   Harvest Natural Resources, Inc.         16,817       10,766       0.0%
*   Helix Energy Solutions Group, Inc.      91,889    1,514,331       0.0%
#   Helmerich & Payne, Inc.                 47,022    3,666,305       0.1%
#*  Hercules Offshore, Inc.                 13,000       10,466       0.0%
    Hess Corp.                              67,481    5,189,289       0.1%
    HollyFrontier Corp.                     99,896    3,873,967       0.1%
#*  Hornbeck Offshore Services, Inc.        19,815      452,773       0.0%
#*  ION Geophysical Corp.                   83,620      190,654       0.0%
*   Key Energy Services, Inc.               26,354       64,304       0.0%
    Kinder Morgan, Inc.                    330,063   14,176,206       0.3%
*   Kosmos Energy, Ltd.                    103,930    1,016,435       0.0%
#*  Laredo Petroleum, Inc.                  39,938      631,020       0.0%
#   LinnCo LLC                              46,686      595,247       0.0%
    Marathon Oil Corp.                     202,042    6,283,506       0.1%
    Marathon Petroleum Corp.                96,634    9,525,213       0.2%
#*  Matador Resources Co.                   62,911    1,743,893       0.0%
*   Matrix Service Co.                      21,051      462,490       0.0%
*   Mitcham Industries, Inc.                 4,347       21,300       0.0%
    Murphy Oil Corp.                        62,633    2,981,957       0.1%
    Nabors Industries, Ltd.                156,516    2,613,817       0.1%
    National Oilwell Varco, Inc.            88,107    4,793,902       0.1%
*   Natural Gas Services Group, Inc.         9,446      239,456       0.0%
*   Newfield Exploration Co.                93,877    3,683,733       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Energy -- (Continued)
*   Newpark Resources, Inc.                  63,019 $   646,575       0.0%
#   Noble Corp. P.L.C.                       82,761   1,432,593       0.0%
    Noble Energy, Inc.                       82,164   4,167,358       0.1%
#*  Northern Oil and Gas, Inc.               28,530     252,205       0.0%
#*  Nuverra Environmental Solutions, Inc.     7,871      31,956       0.0%
#*  Oasis Petroleum, Inc.                    39,501     708,648       0.0%
    Occidental Petroleum Corp.              185,509  14,859,271       0.3%
    Oceaneering International, Inc.          44,450   2,449,639       0.1%
*   Oil States International, Inc.           43,982   2,093,103       0.0%
    ONEOK, Inc.                              73,191   3,520,487       0.1%
#*  Pacific Drilling SA                       1,660       7,752       0.0%
    Panhandle Oil and Gas, Inc. Class A      19,348     441,134       0.0%
#   Paragon Offshore P.L.C.                  36,074      65,294       0.0%
#*  Parker Drilling Co.                      75,186     281,948       0.0%
    Patterson-UTI Energy, Inc.              100,324   2,242,241       0.0%
    PBF Energy, Inc. Class A                 60,719   1,723,205       0.0%
*   PDC Energy, Inc.                         20,789   1,179,568       0.0%
#*  Penn Virginia Corp.                      41,259     275,610       0.0%
#*  PetroQuest Energy, Inc.                  49,141     131,698       0.0%
#*  PHI, Inc. Non-Voting                      9,637     301,927       0.0%
*   PHI, Inc. Voting                            212       6,493       0.0%
    Phillips 66                             121,817   9,661,306       0.2%
*   Pioneer Energy Services Corp.            39,527     294,476       0.0%
    Pioneer Natural Resources Co.            14,627   2,527,253       0.1%
    QEP Resources, Inc.                     132,501   2,981,272       0.1%
#   Range Resources Corp.                    37,207   2,364,877       0.1%
#*  Renewable Energy Group, Inc.             25,557     235,380       0.0%
#*  REX American Resources Corp.              5,662     357,952       0.0%
#*  Rex Energy Corp.                         20,086     100,430       0.0%
#*  RigNet, Inc.                              7,949     297,770       0.0%
#*  Rosetta Resources, Inc.                  38,803     885,872       0.0%
#   Rowan Cos. P.L.C. Class A                42,946     910,026       0.0%
#   RPC, Inc.                               108,670   1,728,940       0.0%
#*  SandRidge Energy, Inc.                   64,969     122,791       0.0%
    Schlumberger, Ltd.                      159,494  15,089,727       0.3%
#   Scorpio Tankers, Inc.                   126,652   1,182,930       0.0%
#*  SEACOR Holdings, Inc.                    15,224   1,106,176       0.0%
    SemGroup Corp. Class A                   29,805   2,509,283       0.1%
#*  Seventy Seven Energy, Inc.               11,665      59,142       0.0%
#   Ship Finance International, Ltd.         57,055     899,187       0.0%
    SM Energy Co.                            57,179   3,314,667       0.1%
#*  Southwestern Energy Co.                 185,604   5,202,480       0.1%
#   Spectra Energy Corp.                     36,389   1,355,490       0.0%
*   Steel Excel, Inc.                         6,180     123,909       0.0%
#*  Stone Energy Corp.                       32,053     547,145       0.0%
    Superior Energy Services, Inc.           90,662   2,311,881       0.0%
#*  Synergy Resources Corp.                  80,167     960,401       0.0%
#*  Synthesis Energy Systems, Inc.            9,454      14,086       0.0%
    Targa Resources Corp.                    14,064   1,476,298       0.0%
#   Teekay Corp.                             50,607   2,515,674       0.1%
#   Tesco Corp.                              29,860     384,000       0.0%
    Tesoro Corp.                             90,159   7,738,347       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Energy -- (Continued)
*   TETRA Technologies, Inc.                45,725 $    330,135       0.0%
#   Tidewater, Inc.                         25,196      697,677       0.0%
#   Transocean, Ltd.                        65,692    1,236,323       0.0%
#*  Triangle Petroleum Corp.                59,082      352,720       0.0%
#*  Ultra Petroleum Corp.                   38,154      649,763       0.0%
#*  Unit Corp.                              29,942    1,043,179       0.0%
#*  Uranium Energy Corp.                     8,045       20,917       0.0%
#   US Silica Holdings, Inc.                24,885      929,455       0.0%
*   Vaalco Energy, Inc.                     33,065       81,671       0.0%
    Valero Energy Corp.                    171,420    9,753,798       0.2%
#   W&T Offshore, Inc.                      24,386      156,802       0.0%
#*  Warren Resources, Inc.                  53,566       57,851       0.0%
*   Weatherford International P.L.C.       339,927    4,945,938       0.1%
    Western Refining, Inc.                 102,647    4,521,600       0.1%
*   Westmoreland Coal Co.                   10,468      297,501       0.0%
*   Whiting Petroleum Corp.                 88,643    3,360,456       0.1%
*   Willbros Group, Inc.                    34,387       85,968       0.0%
    Williams Cos., Inc. (The)               58,785    3,009,204       0.1%
    World Fuel Services Corp.               47,169    2,617,879       0.1%
#*  WPX Energy, Inc.                       132,867    1,826,921       0.0%
*   Yuma Energy, Inc.                        1,933        1,846       0.0%
                                                   ------------       ---
Total Energy                                        500,622,499       9.1%
                                                   ------------       ---
Financials -- (15.2%)
    1st Source Corp.                        19,065      593,303       0.0%
    Access National Corp.                    2,539       47,987       0.0%
    ACE, Ltd.                               56,534    6,048,573       0.1%
*   Affiliated Managers Group, Inc.         18,657    4,218,907       0.1%
    Aflac, Inc.                             89,101    5,616,927       0.1%
    Alexander & Baldwin, Inc.               54,270    2,196,850       0.1%
*   Alleghany Corp.                          7,207    3,412,659       0.1%
    Alliance Bancorp, Inc. of Pennsylvania     600       12,510       0.0%
    Allied World Assurance Co. Holdings AG  74,679    3,072,294       0.1%
    Allstate Corp. (The)                   109,667    7,639,403       0.2%
*   Altisource Asset Management Corp.          743      166,432       0.0%
#*  Altisource Portfolio Solutions SA        9,318      225,962       0.0%
#*  Ambac Financial Group, Inc.             14,625      336,521       0.0%
    American Equity Investment Life
      Holding Co.                           81,088    2,185,322       0.1%
    American Express Co.                    98,312    7,614,264       0.1%
    American Financial Group, Inc.          68,646    4,338,427       0.1%
*   American Independence Corp.                 75          763       0.0%
    American International Group, Inc.     269,115   15,148,483       0.3%
    American National Bankshares, Inc.       3,215       72,370       0.0%
    American National Insurance Co.         10,670    1,067,640       0.0%
*   American River Bankshares                2,071       20,192       0.0%
    Ameriprise Financial, Inc.              46,356    5,807,480       0.1%
    Ameris Bancorp                          25,425      635,371       0.0%
    AMERISAFE, Inc.                         15,076      681,284       0.0%
    AmeriServ Financial, Inc.                3,367       10,808       0.0%
#   Amtrust Financial Services, Inc.        67,049    3,987,404       0.1%
    Aon P.L.C.                              39,459    3,797,140       0.1%
*   Arch Capital Group, Ltd.                57,133    3,466,830       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    Argo Group International Holdings,
      Ltd.                                   24,191 $ 1,185,117       0.0%
#   Arrow Financial Corp.                     8,074     210,408       0.0%
    Arthur J Gallagher & Co.                 38,758   1,853,795       0.0%
#   Artisan Partners Asset Management,
      Inc. Class A                            8,971     401,811       0.0%
    Aspen Insurance Holdings, Ltd.           55,604   2,598,375       0.1%
    Associated Banc-Corp                    133,268   2,506,771       0.1%
    Assurant, Inc.                           51,999   3,195,859       0.1%
    Assured Guaranty, Ltd.                  130,351   3,387,823       0.1%
*   Asta Funding, Inc.                        7,725      64,890       0.0%
    Astoria Financial Corp.                  86,851   1,143,828       0.0%
#*  Atlanticus Holdings Corp.                12,895      35,461       0.0%
    Auburn National Bancorporation, Inc.        757      18,777       0.0%
#*  AV Homes, Inc.                            4,357      68,753       0.0%
    Axis Capital Holdings, Ltd.              65,306   3,399,830       0.1%
    Baldwin & Lyons, Inc. Class A               298       7,104       0.0%
    Baldwin & Lyons, Inc. Class B             6,095     138,296       0.0%
    Banc of California, Inc.                  7,068      87,643       0.0%
    Bancfirst Corp.                          11,225     647,907       0.0%
#*  Bancorp, Inc. (The)                      22,034     214,611       0.0%
    BancorpSouth, Inc.                       96,888   2,345,658       0.1%
    Bank Mutual Corp.                        31,301     225,054       0.0%
    Bank of America Corp.                 1,703,565  27,137,790       0.5%
    Bank of Commerce Holdings                 4,204      23,963       0.0%
#   Bank of Hawaii Corp.                     33,755   2,038,464       0.0%
    Bank of Kentucky Financial Corp (The)     1,629      78,013       0.0%
    Bank of New York Mellon Corp. (The)     161,097   6,820,847       0.1%
    Bank of the Ozarks, Inc.                 55,109   2,136,025       0.0%
    BankFinancial Corp.                      12,851     164,493       0.0%
    BankUnited, Inc.                         66,637   2,189,692       0.1%
    Banner Corp.                             21,394     967,437       0.0%
    Bar Harbor Bankshares                     2,607      91,792       0.0%
    BB&T Corp.                              130,008   4,978,006       0.1%
    BBCN Bancorp, Inc.                       72,124   1,023,440       0.0%
*   BBX Capital Corp. Class A                 1,030      18,880       0.0%
    BCB Bancorp, Inc.                         2,691      32,938       0.0%
*   Bear State Financial, Inc.                  110       1,093       0.0%
*   Beneficial Bancorp, Inc.                 57,283     664,483       0.0%
*   Berkshire Hathaway, Inc. Class B        127,379  17,987,189       0.3%
    Berkshire Hills Bancorp, Inc.            19,888     557,063       0.0%
    BGC Partners, Inc. Class A              271,149   2,720,980       0.1%
    BlackRock, Inc.                          23,004   8,372,076       0.2%
#*  BofI Holding, Inc.                       13,947   1,280,474       0.0%
#   BOK Financial Corp.                      37,587   2,450,297       0.1%
    Boston Private Financial Holdings,
      Inc.                                   74,266     976,598       0.0%
#   Bridge Bancorp, Inc.                      1,438      36,338       0.0%
#*  Bridge Capital Holdings                   1,976      53,451       0.0%
    Brookline Bancorp, Inc.                  63,463     683,497       0.0%
    Brown & Brown, Inc.                     107,594   3,437,628       0.1%
    Bryn Mawr Bank Corp.                     10,456     314,621       0.0%
    C&F Financial Corp.                         353      12,376       0.0%
    Calamos Asset Management, Inc.
      Class A                                16,584     205,144       0.0%
    California First National Bancorp         1,859      25,264       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    Camden National Corp.                     5,283 $   202,445       0.0%
    Cape Bancorp, Inc.                        1,610      15,617       0.0%
*   Capital Bank Financial Corp. Class A      2,332      63,244       0.0%
#   Capital City Bank Group, Inc.            10,110     142,248       0.0%
    Capital One Financial Corp.             121,877   9,853,755       0.2%
    Capitol Federal Financial, Inc.         117,901   1,414,812       0.0%
    Cardinal Financial Corp.                 31,961     659,355       0.0%
*   Carolina Bank Holdings, Inc.                900       9,909       0.0%
*   Cascade Bancorp                          18,377      88,577       0.0%
#   Cash America International, Inc.         25,886     670,965       0.0%
    Cathay General Bancorp                   73,959   2,113,748       0.0%
    CBOE Holdings, Inc.                      32,258   1,815,158       0.0%
*   CBRE Group, Inc. Class A                 45,456   1,742,783       0.0%
    Centerstate Banks, Inc.                  24,913     302,942       0.0%
    Central Pacific Financial Corp.          18,633     426,696       0.0%
    Century Bancorp, Inc. Class A             1,308      50,528       0.0%
    Charles Schwab Corp. (The)              103,156   3,146,258       0.1%
    Chemical Financial Corp.                 27,106     837,575       0.0%
    Chicopee Bancorp, Inc.                    3,900      63,726       0.0%
    Chubb Corp. (The)                        53,621   5,273,625       0.1%
#   Cincinnati Financial Corp.               69,527   3,520,847       0.1%
    CIT Group, Inc.                          73,870   3,326,366       0.1%
    Citigroup, Inc.                         539,405  28,761,075       0.5%
    Citizens Community Bancorp, Inc.          1,100       9,955       0.0%
    Citizens Holding Co.                        200       3,792       0.0%
#*  Citizens, Inc.                           28,479     160,622       0.0%
    City Holding Co.                         12,822     589,427       0.0%
    City National Corp.                      37,071   3,455,017       0.1%
    CKX Lands, Inc.                              39         556       0.0%
#   Clifton Bancorp, Inc.                    20,542     280,398       0.0%
    CME Group, Inc.                          63,511   5,773,785       0.1%
    CNA Financial Corp.                      71,240   2,870,972       0.1%
    CNB Financial Corp.                       5,633      96,775       0.0%
    CNO Financial Group, Inc.               150,916   2,565,572       0.1%
    CoBiz Financial, Inc.                    29,710     356,817       0.0%
    Codorus Valley Bancorp, Inc.                565      11,786       0.0%
    Cohen & Steers, Inc.                      9,219     349,031       0.0%
*   Colony Bankcorp, Inc.                       327       2,744       0.0%
    Columbia Banking System, Inc.            51,303   1,523,699       0.0%
#   Comerica, Inc.                           78,265   3,710,544       0.1%
#   Commerce Bancshares, Inc.                71,349   3,047,316       0.1%
    Commercial National Financial Corp.         923      22,060       0.0%
    Community Bank Shares of Indiana, Inc.       15         419       0.0%
    Community Bank System, Inc.              34,065   1,190,572       0.0%
*   Community Bankers Trust Corp.               700       3,122       0.0%
    Community Trust Bancorp, Inc.            14,641     469,683       0.0%
    ConnectOne Bancorp, Inc.                 12,425     238,809       0.0%
#   Consolidated-Tomoka Land Co.              4,611     252,406       0.0%
*   Consumer Portfolio Services, Inc.        13,230      84,540       0.0%
#*  Cowen Group, Inc. Class A                83,302     465,658       0.0%
    Crawford & Co. Class A                   16,580     120,205       0.0%
    Crawford & Co. Class B                   16,901     138,081       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
#*  Credit Acceptance Corp.                   15,073 $3,560,243       0.1%
#   Cullen/Frost Bankers, Inc.                42,390  3,091,927       0.1%
*   Customers Bancorp, Inc.                    8,107    204,377       0.0%
#   CVB Financial Corp.                       71,868  1,124,734       0.0%
    Diamond Hill Investment Group, Inc.        1,238    225,564       0.0%
    Dime Community Bancshares, Inc.           36,894    587,352       0.0%
    Discover Financial Services              116,309  6,742,433       0.1%
    Donegal Group, Inc. Class A               14,239    215,151       0.0%
    Donegal Group, Inc. Class B                1,947     39,475       0.0%
*   E*TRADE Financial Corp.                  169,915  4,891,853       0.1%
*   Eagle Bancorp, Inc.                        2,783    102,581       0.0%
    East West Bancorp, Inc.                  108,464  4,402,554       0.1%
    Eastern Virginia Bankshares, Inc.            889      5,601       0.0%
    Eaton Vance Corp.                         43,967  1,806,164       0.0%
#*  eHealth, Inc.                             11,757    144,141       0.0%
    EMC Insurance Group, Inc.                  7,870    272,617       0.0%
    Employers Holdings, Inc.                  27,095    661,389       0.0%
#*  Encore Capital Group, Inc.                18,113    732,490       0.0%
    Endurance Specialty Holdings, Ltd.        41,511  2,506,434       0.1%
#*  Enova International, Inc.                 21,079    390,172       0.0%
*   Enstar Group, Ltd.                        10,338  1,468,410       0.0%
    Enterprise Bancorp, Inc.                   3,460     74,252       0.0%
    Enterprise Financial Services Corp.       11,546    237,039       0.0%
    Erie Indemnity Co. Class A                25,565  2,115,504       0.0%
    ESSA Bancorp, Inc.                         7,111     91,376       0.0%
    Evans Bancorp, Inc.                          807     19,751       0.0%
    EverBank Financial Corp.                   3,800     70,566       0.0%
    Evercore Partners, Inc. Class A           29,082  1,402,916       0.0%
    Everest Re Group, Ltd.                    24,621  4,404,943       0.1%
#*  Ezcorp, Inc. Class A                      19,715    181,378       0.0%
*   Farmers Capital Bank Corp.                 1,450     33,872       0.0%
    FBL Financial Group, Inc. Class A         19,223  1,120,124       0.0%
    Federal Agricultural Mortgage Corp.
      Class A                                    635     16,177       0.0%
    Federal Agricultural Mortgage Corp.
      Class C                                  7,683    241,554       0.0%
#   Federated Investors, Inc. Class B         50,133  1,724,575       0.0%
    Federated National Holding Co.            15,469    445,507       0.0%
    Fidelity Southern Corp.                    5,109     85,831       0.0%
    Fifth Third Bancorp                      331,250  6,625,000       0.1%
#   Financial Engines, Inc.                    7,304    308,010       0.0%
    Financial Institutions, Inc.              10,767    253,563       0.0%
*   First Acceptance Corp.                    16,289     46,749       0.0%
#   First American Financial Corp.            70,958  2,468,629       0.1%
    First Bancorp, Inc.                        3,162     52,742       0.0%
*   First BanCorp.(318672706)                 44,924    269,993       0.0%
    First Bancorp.(318910106)                 10,815    175,527       0.0%
    First Busey Corp.                         58,051    362,238       0.0%
    First Business Financial Services, Inc.    1,140     51,779       0.0%
*   First Cash Financial Services, Inc.       27,205  1,315,090       0.0%
    First Citizens BancShares, Inc. Class A    6,827  1,640,801       0.0%
#   First Commonwealth Financial Corp.        84,542    762,569       0.0%
    First Community Bancshares, Inc.          10,710    179,500       0.0%
    First Defiance Financial Corp.             6,022    210,770       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    First Financial Bancorp                  49,773 $   859,082       0.0%
#   First Financial Bankshares, Inc.         42,226   1,222,865       0.0%
#   First Financial Corp.                     9,463     321,269       0.0%
    First Financial Northwest, Inc.          11,880     141,372       0.0%
#   First Horizon National Corp.            175,264   2,497,512       0.1%
    First Interstate Bancsystem, Inc.        15,883     429,794       0.0%
    First Merchants Corp.                    30,635     691,432       0.0%
    First Midwest Bancorp, Inc.              65,334   1,117,211       0.0%
*   First NBC Bank Holding Co.                3,237     113,878       0.0%
    First Niagara Financial Group, Inc.     244,111   2,220,190       0.1%
    First Republic Bank                      33,143   1,931,905       0.0%
    First South Bancorp, Inc.                 4,040      33,815       0.0%
*   First United Corp.                        1,100       9,460       0.0%
#   FirstMerit Corp.                         95,336   1,846,658       0.0%
*   Flagstar Bancorp, Inc.                   23,759     408,180       0.0%
    Flushing Financial Corp.                 31,272     599,172       0.0%
    FNB Corp.                               139,542   1,851,722       0.0%
    FNF Group                               140,300   5,049,397       0.1%
*   FNFV Group                               46,761     699,077       0.0%
*   Forest City Enterprises, Inc. Class A   120,075   2,852,982       0.1%
*   Forest City Enterprises, Inc. Class B     3,599      85,224       0.0%
#*  Forestar Group, Inc.                     30,372     448,291       0.0%
    Fox Chase Bancorp, Inc.                  11,004     182,997       0.0%
    Franklin Resources, Inc.                 55,977   2,886,174       0.1%
#*  FRP Holdings, Inc.                        5,087     176,621       0.0%
    Fulton Financial Corp.                  163,152   1,983,928       0.0%
#   Gain Capital Holdings, Inc.              17,175     169,689       0.0%
    GAMCO Investors, Inc. Class A             4,711     364,207       0.0%
#*  Genworth Financial, Inc. Class A        223,449   1,964,117       0.0%
    German American Bancorp, Inc.             7,989     228,565       0.0%
    Glacier Bancorp, Inc.                    48,092   1,266,743       0.0%
*   Global Indemnity P.L.C.                  10,235     280,951       0.0%
    Goldman Sachs Group, Inc. (The)          78,303  15,380,275       0.3%
    Great Southern Bancorp, Inc.              9,965     392,820       0.0%
*   Green Dot Corp. Class A                  28,207     454,133       0.0%
#   Greenhill & Co., Inc.                    14,933     590,600       0.0%
*   Greenlight Capital Re, Ltd. Class A      25,365     770,842       0.0%
#   Griffin Land & Nurseries, Inc.            2,369      74,150       0.0%
#   Guaranty Bancorp                          1,008      15,866       0.0%
*   Hallmark Financial Services, Inc.        13,606     150,754       0.0%
    Hancock Holding Co.                      58,983   1,716,995       0.0%
    Hanmi Financial Corp.                    29,332     624,185       0.0%
    Hanover Insurance Group, Inc. (The)      37,423   2,566,095       0.1%
    Harleysville Savings Financial Corp.      1,326      24,531       0.0%
    Hartford Financial Services Group,
      Inc. (The)                            207,987   8,479,630       0.2%
    Hawthorn Bancshares, Inc.                   250       3,475       0.0%
    HCC Insurance Holdings, Inc.             70,243   4,001,041       0.1%
#   HCI Group, Inc.                          15,665     682,681       0.0%
    Heartland Financial USA, Inc.            11,248     387,044       0.0%
    Heritage Commerce Corp.                  14,694     130,924       0.0%
    Heritage Financial Corp.                 18,969     320,576       0.0%
    Heritage Financial Group, Inc.              782      21,505       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    HF Financial Corp.                          761 $    11,103       0.0%
    HFF, Inc. Class A                        23,352     915,165       0.0%
*   Hilltop Holdings, Inc.                   74,041   1,488,965       0.0%
    Hingham Institution for Savings             248      27,478       0.0%
*   HMN Financial, Inc.                         212       2,504       0.0%
    Home Bancorp, Inc.                        3,783      81,902       0.0%
#   Home BancShares, Inc.                    41,614   1,368,268       0.0%
*   HomeStreet, Inc.                          7,135     147,552       0.0%
*   HomeTrust Bancshares, Inc.                4,124      64,499       0.0%
    HopFed Bancorp, Inc.                      1,664      21,615       0.0%
    Horace Mann Educators Corp.              33,385   1,134,088       0.0%
    Horizon Bancorp                           1,417      33,087       0.0%
#*  Howard Hughes Corp. (The)                27,641   4,103,859       0.1%
    Hudson City Bancorp, Inc.               285,251   2,652,834       0.1%
    Hudson Valley Holding Corp.              11,073     273,946       0.0%
    Huntington Bancshares, Inc.             359,754   3,906,928       0.1%
    Iberiabank Corp.                         29,189   1,818,767       0.0%
*   Imperial Holdings, Inc.                   1,539      10,281       0.0%
#   Independence Holding Co.                  6,304      78,422       0.0%
    Independent Bank Corp.                   19,927     831,354       0.0%
#   Independent Bank Group, Inc.              2,082      80,157       0.0%
    Infinity Property & Casualty Corp.        7,323     543,000       0.0%
    Interactive Brokers Group, Inc. Class A  60,483   2,053,398       0.0%
    Intercontinental Exchange, Inc.          21,406   4,806,289       0.1%
    International Bancshares Corp.           49,635   1,289,517       0.0%
#*  INTL. FCStone, Inc.                      14,695     471,710       0.0%
    Invesco, Ltd.                           140,449   5,817,398       0.1%
*   Investment Technology Group, Inc.        38,459   1,095,697       0.0%
    Investors Bancorp, Inc.                 245,372   2,905,204       0.1%
    Investors Title Co.                         675      49,829       0.0%
#   Janus Capital Group, Inc.               126,443   2,263,330       0.1%
    JMP Group LLC                             9,771      75,237       0.0%
    Jones Lang LaSalle, Inc.                 26,326   4,371,696       0.1%
    JPMorgan Chase & Co.                    719,166  45,494,441       0.8%
*   KCG Holdings, Inc. Class A                6,747      86,631       0.0%
#*  Kearny Financial Corp.                   38,365     511,789       0.0%
    Kemper Corp.                             49,052   1,847,789       0.0%
    Kennedy-Wilson Holdings, Inc.            47,012   1,164,957       0.0%
    Kentucky First Federal Bancorp            1,549      12,717       0.0%
    KeyCorp                                 362,394   5,236,593       0.1%
#*  Ladenburg Thalmann Financial Services,
      Inc.                                   56,411     190,105       0.0%
    Lake Shore Bancorp, Inc.                    125       1,688       0.0%
    Lakeland Bancorp, Inc.                   22,922     260,165       0.0%
    Lakeland Financial Corp.                 13,377     522,372       0.0%
    Landmark Bancorp, Inc.                    1,337      34,521       0.0%
    LegacyTexas Financial Group, Inc.        34,190     870,136       0.0%
#   Legg Mason, Inc.                         86,474   4,552,856       0.1%
#*  LendingTree, Inc.                         7,617     419,164       0.0%
    Leucadia National Corp.                 138,002   3,280,308       0.1%
    Lincoln National Corp.                  105,037   5,933,540       0.1%
    LNB Bancorp, Inc.                         5,305      95,384       0.0%
    Loews Corp.                              87,247   3,632,965       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    Louisiana Bancorp, Inc.                    2,000 $   41,620       0.0%
#   LPL Financial Holdings, Inc.              77,670  3,143,305       0.1%
#   M&T Bank Corp.                            51,042  6,108,196       0.1%
#   Macatawa Bank Corp.                       15,666     82,247       0.0%
#   Maiden Holdings, Ltd.                     60,532    879,530       0.0%
    MainSource Financial Group, Inc.          15,342    295,334       0.0%
    Manning & Napier, Inc.                     6,391     67,936       0.0%
*   Marcus & Millichap, Inc.                   2,117     74,899       0.0%
*   Markel Corp.                               6,509  4,820,826       0.1%
    MarketAxess Holdings, Inc.                18,326  1,573,287       0.0%
    Marlin Business Services Corp.            10,315    205,991       0.0%
    Marsh & McLennan Cos., Inc.               50,167  2,817,379       0.1%
*   Maui Land & Pineapple Co., Inc.            1,700      9,639       0.0%
    MB Financial, Inc.                        69,284  2,087,527       0.0%
*   MBIA, Inc.                               181,340  1,586,725       0.0%
*   MBT Financial Corp.                        2,175     12,485       0.0%
    McGraw Hill Financial, Inc.               20,001  2,086,104       0.0%
    Meadowbrook Insurance Group, Inc.         44,067    376,332       0.0%
    Mercantile Bank Corp.                      6,609    130,990       0.0%
    Merchants Bancshares, Inc.                 2,632     77,539       0.0%
#   Mercury General Corp.                     38,157  2,096,346       0.0%
*   Meridian Bancorp, Inc.                    31,006    398,427       0.0%
    Meta Financial Group, Inc.                   496     20,291       0.0%
    MetLife, Inc.                            165,434  8,485,110       0.2%
    Metro Bancorp, Inc.                        9,396    240,913       0.0%
#*  MGIC Investment Corp.                    111,894  1,165,935       0.0%
    MidSouth Bancorp, Inc.                     4,898     63,527       0.0%
    MidWestOne Financial Group, Inc.           2,909     85,088       0.0%
    Montpelier Re Holdings, Ltd.              40,003  1,524,514       0.0%
    Moody's Corp.                             27,826  2,991,852       0.1%
    Morgan Stanley                           254,510  9,495,768       0.2%
*   MSB Financial Corp.                          687      7,945       0.0%
    MSCI, Inc.                                67,973  4,159,268       0.1%
    MutualFirst Financial, Inc.                1,660     35,773       0.0%
    NASDAQ OMX Group, Inc. (The)              75,383  3,665,875       0.1%
    National Bank Holdings Corp. Class A       4,678     88,882       0.0%
    National Interstate Corp.                 11,338    317,691       0.0%
    National Penn Bancshares, Inc.           137,574  1,430,770       0.0%
    National Western Life Insurance Co.
      Class A                                    777    186,177       0.0%
#*  Nationstar Mortgage Holdings, Inc.         6,015    150,977       0.0%
    Navient Corp.                            146,441  2,861,457       0.1%
*   Navigators Group, Inc. (The)              13,888  1,083,958       0.0%
#   NBT Bancorp, Inc.                         31,763    767,076       0.0%
    Nelnet, Inc. Class A                      30,134  1,349,099       0.0%
    New Hampshire Thrift Bancshares, Inc.      2,140     33,277       0.0%
#   New York Community Bancorp, Inc.         112,158  1,927,996       0.0%
    NewBridge Bancorp                          8,517     68,562       0.0%
#*  NewStar Financial, Inc.                   30,792    354,108       0.0%
*   Nicholas Financial, Inc.                      95      1,200       0.0%
    Northeast Community Bancorp, Inc.          5,046     38,299       0.0%
    Northern Trust Corp.                      64,135  4,691,475       0.1%
    Northfield Bancorp, Inc.                  56,741    818,773       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    Northrim BanCorp, Inc.                     2,908 $   72,467       0.0%
    NorthStar Asset Management Group, Inc.    21,208    446,004       0.0%
    Northwest Bancshares, Inc.                84,303  1,037,770       0.0%
    Norwood Financial Corp.                       71      2,122       0.0%
    Ocean Shore Holding Co.                    3,233     50,499       0.0%
    OceanFirst Financial Corp.                11,656    195,588       0.0%
#*  Ocwen Financial Corp.                     70,820    601,262       0.0%
    OFG Bancorp                               39,825    561,134       0.0%
    Ohio Valley Banc Corp.                     1,078     24,217       0.0%
    Old Line Bancshares, Inc.                     98      1,574       0.0%
    Old National Bancorp.                     96,409  1,316,947       0.0%
#   Old Republic International Corp.         177,794  2,718,470       0.1%
*   Old Second Bancorp, Inc.                   3,572     21,021       0.0%
    OneBeacon Insurance Group, Ltd. Class A   21,631    326,195       0.0%
    Oppenheimer Holdings, Inc. Class A         6,504    155,381       0.0%
    Oritani Financial Corp.                   47,695    710,656       0.0%
    Pacific Continental Corp.                 10,242    132,122       0.0%
*   Pacific Mercantile Bancorp                 4,434     31,880       0.0%
*   Pacific Premier Bancorp, Inc.              8,000    125,280       0.0%
#   PacWest Bancorp                           83,360  3,759,536       0.1%
#   Park National Corp.                        9,540    787,622       0.0%
    Park Sterling Corp.                       11,737     78,638       0.0%
    PartnerRe, Ltd.                           37,587  4,811,136       0.1%
#   Peapack Gladstone Financial Corp.          3,780     79,115       0.0%
#   Penns Woods Bancorp, Inc.                  2,417    105,357       0.0%
*   PennyMac Financial Services, Inc.
      Class A                                    928     17,521       0.0%
#   People's United Financial, Inc.          195,884  2,959,807       0.1%
    Peoples Bancorp of North Carolina, Inc.      126      2,331       0.0%
    Peoples Bancorp, Inc.                      7,133    165,414       0.0%
#*  PHH Corp.                                 35,479    891,232       0.0%
#*  Phoenix Cos., Inc. (The)                   3,177    108,367       0.0%
*   PICO Holdings, Inc.                       18,025    324,630       0.0%
    Pinnacle Financial Partners, Inc.         25,360  1,208,404       0.0%
*   Piper Jaffray Cos.                        10,445    526,950       0.0%
    PNC Financial Services Group, Inc. (The)  90,112  8,265,974       0.2%
*   Popular, Inc.                             71,078  2,305,060       0.1%
#*  PRA Group, Inc.                           37,832  2,072,248       0.0%
    Preferred Bank                             2,618     73,775       0.0%
    Premier Financial Bancorp, Inc.            1,908     28,410       0.0%
    Primerica, Inc.                           45,195  2,088,913       0.0%
#   Principal Financial Group, Inc.          133,424  6,820,635       0.1%
    PrivateBancorp, Inc.                      51,530  1,910,217       0.0%
    ProAssurance Corp.                        42,711  1,919,859       0.0%
#   Progressive Corp. (The)                  220,290  5,872,931       0.1%
    Prosperity Bancshares, Inc.               40,273  2,148,162       0.1%
    Provident Financial Holdings, Inc.         5,500     91,025       0.0%
#   Provident Financial Services, Inc.        50,351    906,318       0.0%
    Prudential Bancorp, Inc.                   1,572     20,577       0.0%
    Prudential Financial, Inc.                78,816  6,431,386       0.1%
    Pulaski Financial Corp.                    4,605     60,878       0.0%
    Pzena Investment Management, Inc.
      Class A                                  4,710     43,332       0.0%
    QC Holdings, Inc.                          6,412     13,016       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    QCR Holdings, Inc.                           797 $   14,776       0.0%
#   Radian Group, Inc.                        80,134  1,431,193       0.0%
    Raymond James Financial, Inc.             55,106  3,115,142       0.1%
#   RCS Capital Corp. Class A                 17,943    154,130       0.0%
*   Realogy Holdings Corp.                    55,017  2,608,356       0.1%
*   Regional Management Corp.                  1,031     16,651       0.0%
    Regions Financial Corp.                  562,877  5,533,081       0.1%
#   Reinsurance Group of America, Inc.        41,038  3,759,902       0.1%
    RenaissanceRe Holdings, Ltd.              41,644  4,268,094       0.1%
    Renasant Corp.                            21,917    651,154       0.0%
    Republic Bancorp, Inc. Class A            11,604    275,943       0.0%
#*  Republic First Bancorp, Inc.               8,744     31,478       0.0%
    Resource America, Inc. Class A            14,603    124,710       0.0%
    Riverview Bancorp, Inc.                    5,533     24,511       0.0%
#   RLI Corp.                                 29,838  1,481,755       0.0%
*   Royal Bancshares of Pennsylvania, Inc.
      Class A                                  4,578      8,240       0.0%
#   S&T Bancorp, Inc.                         26,181    704,269       0.0%
#*  Safeguard Scientifics, Inc.               22,575    406,124       0.0%
#   Safety Insurance Group, Inc.              24,456  1,422,116       0.0%
    Salisbury Bancorp, Inc.                      300      9,075       0.0%
    Sandy Spring Bancorp, Inc.                18,419    479,999       0.0%
    Santander Consumer USA Holdings, Inc.        523     12,913       0.0%
    SB Financial Group, Inc.                     600      6,516       0.0%
*   Seacoast Banking Corp. of Florida         10,596    147,920       0.0%
    SEI Investments Co.                       33,229  1,517,236       0.0%
    Selective Insurance Group, Inc.           44,737  1,205,215       0.0%
*   Shore Bancshares, Inc.                     1,418     13,060       0.0%
    SI Financial Group, Inc.                   4,396     53,060       0.0%
    Sierra Bancorp                             7,688    125,929       0.0%
#*  Signature Bank                            35,450  4,753,491       0.1%
    Simmons First National Corp. Class A      17,681    773,544       0.0%
#   SLM Corp.                                411,506  4,193,246       0.1%
    South State Corp.                         18,303  1,239,479       0.0%
#*  Southcoast Financial Corp.                 1,309     10,799       0.0%
*   Southern First Bancshares, Inc.               18        324       0.0%
    Southern Missouri Bancorp, Inc.              130      2,453       0.0%
#   Southern National Bancorp of Virginia,
      Inc.                                       417      4,921       0.0%
    Southside Bancshares, Inc.                16,872    460,955       0.0%
    Southwest Bancorp, Inc.                   19,343    333,280       0.0%
#*  Springleaf Holdings, Inc.                  7,217    360,850       0.0%
#*  St Joe Co. (The)                          51,029    890,456       0.0%
    StanCorp Financial Group, Inc.            34,695  2,500,816       0.1%
    State Auto Financial Corp.                24,329    574,651       0.0%
    State Street Corp.                        81,901  6,316,205       0.1%
    Sterling Bancorp.                         60,671    787,510       0.0%
    Stewart Information Services Corp.        24,620    898,630       0.0%
*   Stifel Financial Corp.                    44,440  2,348,210       0.1%
    Stock Yards Bancorp, Inc.                 11,147    387,916       0.0%
*   Stratus Properties, Inc.                     271      3,687       0.0%
    Suffolk Bancorp                            6,095    146,036       0.0%
    Summit State Bank                            361      4,892       0.0%
*   Sun Bancorp, Inc.                          5,405    102,317       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Financials -- (Continued)
    SunTrust Banks, Inc.                     88,716 $ 3,681,714       0.1%
    Susquehanna Bancshares, Inc.            138,739   1,864,652       0.0%
*   SVB Financial Group                      39,389   5,229,284       0.1%
    Symetra Financial Corp.                  84,922   2,016,898       0.0%
    Synovus Financial Corp.                  89,519   2,476,096       0.1%
    T Rowe Price Group, Inc.                 15,074   1,223,707       0.0%
    TCF Financial Corp.                     148,946   2,332,494       0.1%
    TD Ameritrade Holding Corp.             153,891   5,578,549       0.1%
#*  Tejon Ranch Co.                          12,125     299,488       0.0%
    Territorial Bancorp, Inc.                 7,203     166,389       0.0%
#   Teton Advisors, Inc. Class A                 29       1,399       0.0%
*   Texas Capital Bancshares, Inc.           28,176   1,483,748       0.0%
    TFS Financial Corp.                     140,255   2,050,528       0.0%
    Timberland Bancorp, Inc.                    899       9,350       0.0%
    Tompkins Financial Corp.                 12,124     632,267       0.0%
    Torchmark Corp.                          46,106   2,587,008       0.1%
    TowneBank                                20,844     344,968       0.0%
    Travelers Cos., Inc. (The)              112,519  11,376,796       0.2%
    Trico Bancshares                         17,099     398,749       0.0%
*   Trinity Place Holdings, Inc.                699       5,802       0.0%
#*  TriState Capital Holdings, Inc.             700       8,750       0.0%
#   TrustCo Bank Corp. NY                    74,046     493,887       0.0%
#   Trustmark Corp.                          56,253   1,338,821       0.0%
    U.S. Bancorp.                           381,670  16,362,193       0.3%
    UMB Financial Corp.                      33,399   1,662,936       0.0%
    Umpqua Holdings Corp.                   140,325   2,386,928       0.1%
    Union Bankshares Corp.                   34,312     746,629       0.0%
    Union Bankshares, Inc.                      337       9,180       0.0%
    United Bancshares, Inc.                     606       9,063       0.0%
#   United Bankshares, Inc.                  57,560   2,163,105       0.1%
    United Community Banks, Inc.             40,580     755,194       0.0%
    United Community Financial Corp.         16,502      88,946       0.0%
    United Financial Bancorp, Inc.           41,883     534,008       0.0%
    United Fire Group, Inc.                  16,201     483,924       0.0%
#   United Insurance Holdings Corp.           5,940      98,782       0.0%
*   United Security Bancshares                2,058      10,413       0.0%
    Unity Bancorp, Inc.                       2,462      22,798       0.0%
#   Universal Insurance Holdings, Inc.       55,727   1,338,563       0.0%
    Univest Corp. of Pennsylvania            13,165     256,849       0.0%
    Unum Group                              116,597   3,982,954       0.1%
    Validus Holdings, Ltd.                   69,026   2,887,358       0.1%
    Valley National Bancorp                 136,606   1,288,195       0.0%
    Virtus Investment Partners, Inc.          5,898     788,091       0.0%
    Voya Financial, Inc.                     45,558   1,928,926       0.0%
#   Waddell & Reed Financial, Inc.
      Class A                                43,470   2,143,940       0.0%
*   Walker & Dunlop, Inc.                     9,969     190,807       0.0%
    Washington Federal, Inc.                 99,262   2,144,059       0.1%
#   Washington Trust Bancorp, Inc.           11,750     434,985       0.0%
    Waterstone Financial, Inc.               18,481     235,448       0.0%
    Wayne Savings Bancshares, Inc.              243       3,229       0.0%
    Webster Financial Corp.                  73,199   2,622,720       0.1%
    Wells Fargo & Co.                     1,199,886  66,113,719       1.2%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Financials -- (Continued)
    WesBanco, Inc.                          27,393 $    863,153       0.0%
    West Bancorporation, Inc.                9,721      184,310       0.0%
#   Westamerica Bancorporation              15,469      673,675       0.0%
*   Western Alliance Bancorp                71,984    2,225,745       0.1%
    Westfield Financial, Inc.               18,225      141,244       0.0%
    Westwood Holdings Group, Inc.            6,019      352,653       0.0%
    White Mountains Insurance Group, Ltd.       27       18,251       0.0%
    Willis Group Holdings P.L.C.            60,269    2,930,881       0.1%
    Wilshire Bancorp, Inc.                  86,809      915,835       0.0%
    Wintrust Financial Corp.                40,741    1,985,716       0.0%
#   WisdomTree Investments, Inc.            69,850    1,329,944       0.0%
#*  World Acceptance Corp.                   8,220      695,576       0.0%
    WR Berkley Corp.                        60,320    2,955,077       0.1%
    WSFS Financial Corp.                     4,752      338,200       0.0%
    WVS Financial Corp.                        757        9,379       0.0%
    XL Group P.L.C.                        118,012    4,375,885       0.1%
*   Yadkin Financial Corp.                   6,341      124,791       0.0%
#   Zions Bancorporation                   119,527    3,386,798       0.1%
                                                   ------------      ----
Total Financials                                    916,779,915      16.7%
                                                   ------------      ----
Health Care -- (10.1%)
#   Abaxis, Inc.                             8,090      517,760       0.0%
    Abbott Laboratories                    164,126    7,618,729       0.2%
    AbbVie, Inc.                           109,207    7,061,325       0.1%
#*  Acadia Healthcare Co., Inc.             27,615    1,891,627       0.0%
#*  ACADIA Pharmaceuticals, Inc.            12,347      421,897       0.0%
*   Accretive Health, Inc.                   4,574       25,706       0.0%
    Aceto Corp.                             24,666      478,027       0.0%
#*  Acorda Therapeutics, Inc.               23,617      710,163       0.0%
*   Actavis P.L.C.                          53,146   15,032,878       0.3%
#   Adcare Health Systems, Inc.              2,885       11,627       0.0%
*   Addus HomeCare Corp.                     7,727      207,393       0.0%
    Aetna, Inc.                            103,394   11,049,717       0.2%
#*  Affymetrix, Inc.                        51,400      623,482       0.0%
    Agilent Technologies, Inc.              89,958    3,721,562       0.1%
#*  Agios Pharmaceuticals, Inc.              4,584      423,287       0.0%
#*  Air Methods Corp.                       40,181    1,836,272       0.0%
#*  Akorn, Inc.                             49,636    2,066,843       0.0%
#*  Albany Molecular Research, Inc.         19,802      357,624       0.0%
*   Alere, Inc.                             56,574    2,686,134       0.1%
*   Alexion Pharmaceuticals, Inc.           12,000    2,030,760       0.0%
*   Align Technology, Inc.                  36,980    2,175,903       0.1%
*   Alkermes P.L.C.                         16,011      886,529       0.0%
*   Alliance HealthCare Services, Inc.       5,641      119,984       0.0%
*   Allied Healthcare Products, Inc.           500          760       0.0%
#*  Allscripts Healthcare Solutions, Inc.   89,575    1,191,347       0.0%
*   Almost Family, Inc.                      5,468      236,655       0.0%
#*  Alnylam Pharmaceuticals, Inc.           15,940    1,623,808       0.0%
*   Alphatec Holdings, Inc.                 36,305       51,553       0.0%
#*  AMAG Pharmaceuticals, Inc.               7,668      390,838       0.0%
#*  Amedisys, Inc.                          23,177      644,552       0.0%
    AmerisourceBergen Corp.                 46,200    5,280,660       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
    Amgen, Inc.                              85,813 $13,550,731       0.3%
*   AMN Healthcare Services, Inc.            48,319   1,102,156       0.0%
*   Amsurg Corp.                             42,467   2,663,530       0.1%
    Analogic Corp.                            7,841     662,564       0.0%
#*  AngioDynamics, Inc.                      24,857     414,863       0.0%
#*  Anika Therapeutics, Inc.                 20,504     699,596       0.0%
    Anthem, Inc.                             83,721  12,636,011       0.2%
#*  athenahealth, Inc.                        6,828     837,522       0.0%
    Atrion Corp.                              1,410     458,038       0.0%
    Baxter International, Inc.               48,294   3,319,730       0.1%
    Becton Dickinson and Co.                 19,215   2,706,817       0.1%
*   Bio-Rad Laboratories, Inc. Class A       15,552   2,090,966       0.1%
*   Bio-Rad Laboratories, Inc. Class B          630      86,310       0.0%
#*  Bio-Reference Laboratories, Inc.         15,232     504,484       0.0%
    Bio-Techne Corp.                         11,352   1,089,338       0.0%
*   Biogen, Inc.                             16,395   6,130,582       0.1%
#*  BioMarin Pharmaceutical, Inc.            15,781   1,768,261       0.0%
#*  BioScrip, Inc.                           42,088     197,814       0.0%
*   Biospecifics Technologies Corp.           2,754     105,506       0.0%
*   BioTelemetry, Inc.                       16,060     128,641       0.0%
*   Bluebird Bio, Inc.                          969     129,061       0.0%
*   Boston Scientific Corp.                 437,406   7,794,575       0.2%
*   Bovie Medical Corp.                       6,717      20,621       0.0%
    Bristol-Myers Squibb Co.                 95,632   6,094,627       0.1%
#*  Brookdale Senior Living, Inc.            76,117   2,757,719       0.1%
#*  Bruker Corp.                             46,334     878,493       0.0%
*   Cambrex Corp.                            27,234   1,048,237       0.0%
    Cantel Medical Corp.                     27,844   1,247,133       0.0%
#*  Capital Senior Living Corp.              24,640     644,829       0.0%
    Cardinal Health, Inc.                    31,700   2,673,578       0.1%
*   Celgene Corp.                            53,962   5,831,134       0.1%
*   Centene Corp.                            61,758   3,828,378       0.1%
#*  Cepheid                                   9,601     538,616       0.0%
*   Cerner Corp.                             28,400   2,039,404       0.0%
*   Charles River Laboratories
      International, Inc.                    46,235   3,197,613       0.1%
    Chemed Corp.                             13,161   1,516,805       0.0%
    Cigna Corp.                              70,425   8,777,772       0.2%
*   Community Health Systems, Inc.          131,067   7,035,677       0.1%
#   Computer Programs & Systems, Inc.         7,100     371,543       0.0%
    CONMED Corp.                             17,455     876,765       0.0%
    Cooper Cos., Inc. (The)                  26,890   4,788,302       0.1%
*   Corvel Corp.                             13,298     475,271       0.0%
    CR Bard, Inc.                            11,279   1,878,856       0.0%
*   Cross Country Healthcare, Inc.           21,341     236,885       0.0%
    CryoLife, Inc.                           19,437     198,257       0.0%
#*  Cumberland Pharmaceuticals, Inc.         12,297      80,668       0.0%
*   Cutera, Inc.                              8,996     122,526       0.0%
*   Cyberonics, Inc.                         17,250   1,050,697       0.0%
*   Cynosure, Inc. Class A                   14,888     497,557       0.0%
*   DaVita HealthCare Partners, Inc.        123,398  10,007,578       0.2%
    Daxor Corp.                               1,894      14,584       0.0%
    DENTSPLY International, Inc.             35,485   1,809,735       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
#*  Depomed, Inc.                            46,471 $ 1,080,915       0.0%
*   DexCom, Inc.                              9,406     635,563       0.0%
    Digirad Corp.                             8,621      36,294       0.0%
*   Edwards Lifesciences Corp.               17,270   2,187,245       0.1%
    Eli Lilly & Co.                          54,013   3,881,914       0.1%
*   Emergent Biosolutions, Inc.              26,611     790,081       0.0%
#*  Endo International P.L.C.                39,530   3,323,089       0.1%
    Ensign Group, Inc. (The)                 24,658   1,038,348       0.0%
*   Envision Healthcare Holdings, Inc.       33,446   1,269,610       0.0%
*   Enzo Biochem, Inc.                       22,936      64,221       0.0%
*   Exactech, Inc.                            8,450     184,633       0.0%
#*  ExamWorks Group, Inc.                    25,642   1,050,040       0.0%
#*  Express Scripts Holding Co.             184,458  15,937,171       0.3%
*   Five Star Quality Care, Inc.             22,430      95,328       0.0%
*   Genesis Healthcare, Inc.                 15,517     107,222       0.0%
*   Gilead Sciences, Inc.                   109,368  10,992,578       0.2%
#*  Globus Medical, Inc. Class A             41,362     988,138       0.0%
*   Greatbatch, Inc.                         14,728     794,134       0.0%
*   Haemonetics Corp.                        34,528   1,399,420       0.0%
*   Halyard Health, Inc.                      4,128     200,125       0.0%
#*  Hanger, Inc.                             22,861     510,715       0.0%
#*  Harvard Apparatus Regenerative
      Technology, Inc.                        4,721      12,747       0.0%
*   Harvard Bioscience, Inc.                 18,886     104,817       0.0%
*   HCA Holdings, Inc.                       15,818   1,170,690       0.0%
*   Health Net, Inc.                         56,130   2,955,244       0.1%
    HealthSouth Corp.                        30,514   1,379,843       0.0%
*   HealthStream, Inc.                       12,289     355,644       0.0%
*   Healthways, Inc.                         22,868     397,903       0.0%
#*  Henry Schein, Inc.                       27,023   3,704,853       0.1%
    Hill-Rom Holdings, Inc.                  64,252   3,208,745       0.1%
#*  HMS Holdings Corp.                       54,829     932,641       0.0%
*   Hologic, Inc.                           104,110   3,512,671       0.1%
*   Horizon Pharma P.L.C.                    16,400     461,168       0.0%
*   Hospira, Inc.                            48,274   4,213,837       0.1%
    Humana, Inc.                             62,179  10,296,842       0.2%
#*  Hyperion Therapeutics, Inc.               4,328     198,915       0.0%
*   ICU Medical, Inc.                        10,064     849,100       0.0%
#*  Idera Pharmaceuticals, Inc.              12,551      35,268       0.0%
#*  IDEXX Laboratories, Inc.                 13,107   1,643,225       0.0%
#*  Illumina, Inc.                            8,304   1,530,012       0.0%
*   Impax Laboratories, Inc.                 48,223   2,182,573       0.1%
*   Incyte Corp.                             40,400   3,925,264       0.1%
#*  Infinity Pharmaceuticals, Inc.           11,550     146,339       0.0%
#*  Insys Therapeutics, Inc.                  4,050     212,909       0.0%
#*  Integra LifeSciences Holdings Corp.      19,640   1,154,439       0.0%
#*  Intrexon Corp.                           11,025     428,101       0.0%
*   Intuitive Surgical, Inc.                  2,521   1,250,366       0.0%
    Invacare Corp.                           25,441     510,601       0.0%
#*  IPC Healthcare, Inc.                     12,298     601,618       0.0%
*   Iridex Corp.                              2,302      22,583       0.0%
#*  Isis Pharmaceuticals, Inc.                6,400     363,008       0.0%
#*  Jazz Pharmaceuticals P.L.C.              10,459   1,869,023       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Health Care -- (Continued)
      Johnson & Johnson                     352,883 $35,005,994       0.7%
      Kewaunee Scientific Corp.               1,276      19,982       0.0%
      Kindred Healthcare, Inc.               65,843   1,511,097       0.0%
*     Laboratory Corp. of America Holdings   48,592   5,809,660       0.1%
#     Landauer, Inc.                          2,240      72,262       0.0%
#*    Lannett Co., Inc.                      33,963   1,952,872       0.0%
      LeMaitre Vascular, Inc.                 9,392      85,092       0.0%
*     LHC Group, Inc.                        13,328     427,296       0.0%
*     LifePoint Hospitals, Inc.              32,623   2,442,810       0.1%
#*    Ligand Pharmaceuticals, Inc. Class B   11,658     905,127       0.0%
*     Luminex Corp.                          20,396     316,546       0.0%
*     Magellan Health, Inc.                  26,057   1,649,408       0.0%
#*    Mallinckrodt P.L.C.                    40,473   4,580,734       0.1%
*     Masimo Corp.                           31,273   1,055,776       0.0%
      McKesson Corp.                         22,964   5,130,158       0.1%
#*    MedAssets, Inc.                        44,267     895,964       0.0%
(o)*  MedCath Corp.                           9,997          --       0.0%
#*    Medicines Co. (The)                    47,985   1,228,896       0.0%
#*    MediciNova, Inc.                        4,504      17,476       0.0%
*     Medivation, Inc.                       11,882   1,434,633       0.0%
*     MEDNAX, Inc.                           63,776   4,514,065       0.1%
      Medtronic P.L.C.                      142,244  10,590,066       0.2%
      Merck & Co., Inc.                     539,740  32,146,914       0.6%
*     Merge Healthcare, Inc.                 35,208     174,984       0.0%
      Meridian Bioscience, Inc.              31,716     562,008       0.0%
*     Merit Medical Systems, Inc.            31,900     619,179       0.0%
*     Mettler-Toledo International, Inc.      4,295   1,361,558       0.0%
*     Misonix, Inc.                             434       5,655       0.0%
#*    Molina Healthcare, Inc.                31,992   1,894,886       0.0%
*     Momenta Pharmaceuticals, Inc.          13,135     229,206       0.0%
#*    Mylan NV                               53,496   3,865,621       0.1%
#*    Myriad Genetics, Inc.                  57,031   1,883,734       0.0%
      National Healthcare Corp.               8,904     563,623       0.0%
      National Research Corp. Class A         8,340     120,263       0.0%
      National Research Corp. Class B         1,390      48,303       0.0%
*     Natus Medical, Inc.                    21,699     818,269       0.0%
*     Neogen Corp.                           14,314     637,546       0.0%
#*    Neurocrine Biosciences, Inc.            2,415      82,327       0.0%
#*    NewLink Genetics Corp.                  3,592     160,203       0.0%
*     NuVasive, Inc.                         27,846   1,245,552       0.0%
      Omnicare, Inc.                         48,238   4,243,979       0.1%
*     Omnicell, Inc.                         24,365     865,688       0.0%
#*    Opko Health, Inc.                      85,038   1,170,123       0.0%
*     OraSure Technologies, Inc.             26,256     165,413       0.0%
*     Orthofix International NV              11,298     365,038       0.0%
#     Owens & Minor, Inc.                    45,809   1,544,679       0.0%
#*    Pacific Biosciences of California,
        Inc.                                 12,858      66,347       0.0%
#*    Pacira Pharmaceuticals, Inc.            4,046     277,070       0.0%
*     Pain Therapeutics, Inc.                29,712      60,612       0.0%
      Paratek Pharmaceuticals, Inc.             790      19,221       0.0%
#*    PAREXEL International Corp.            49,066   3,119,371       0.1%
      Patterson Cos., Inc.                   71,573   3,360,710       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Health Care -- (Continued)
#   PDL BioPharma, Inc.                      61,804 $   412,233       0.0%
    PerkinElmer, Inc.                        86,470   4,432,452       0.1%
*   Pernix Therapeutics Holdings, Inc.        2,817      17,972       0.0%
    Perrigo Co. P.L.C.                       13,081   2,397,486       0.1%
    Pfizer, Inc.                          1,300,994  44,142,726       0.8%
*   Pharmacyclics, Inc.                       1,090     279,258       0.0%
*   PharMerica Corp.                         26,461     758,372       0.0%
*   Pozen, Inc.                              19,179     149,980       0.0%
*   Premier, Inc. Class A                       571      21,641       0.0%
#*  Prestige Brands Holdings, Inc.           37,083   1,455,508       0.0%
#*  Progenics Pharmaceuticals, Inc.          40,462     200,287       0.0%
#*  Providence Service Corp. (The)           15,936     677,599       0.0%
#*  pSivida Corp.                             8,193      32,444       0.0%
#*  Puma Biotechnology, Inc.                  3,766     680,064       0.0%
    Quality Systems, Inc.                    31,179     486,237       0.0%
    Quest Diagnostics, Inc.                  48,521   3,465,370       0.1%
#*  Quidel Corp.                             20,544     478,675       0.0%
*   Quintiles Transnational Holdings,
      Inc.                                    5,695     375,187       0.0%
*   RadNet, Inc.                             34,751     291,213       0.0%
#*  Receptos, Inc.                            5,808     855,751       0.0%
#*  Regeneron Pharmaceuticals, Inc.          10,000   4,574,600       0.1%
#*  Repligen Corp.                           21,507     634,672       0.0%
#   ResMed, Inc.                             48,888   3,125,899       0.1%
*   Rigel Pharmaceuticals, Inc.              21,624      92,118       0.0%
*   RTI Surgical, Inc.                       41,756     233,834       0.0%
#*  Sagent Pharmaceuticals, Inc.             17,884     416,876       0.0%
*   Sciclone Pharmaceuticals, Inc.           36,986     302,176       0.0%
#*  Seattle Genetics, Inc.                   19,300     662,762       0.0%
    Select Medical Holdings Corp.            94,079   1,368,849       0.0%
#*  Sirona Dental Systems, Inc.              30,162   2,797,525       0.1%
    Span-America Medical Systems, Inc.        1,468      28,641       0.0%
*   Special Diversified Opportunities,
      Inc.                                    5,707       6,563       0.0%
#*  Spectrum Pharmaceuticals, Inc.           36,097     203,948       0.0%
    St Jude Medical, Inc.                    50,963   3,569,958       0.1%
    STERIS Corp.                             41,703   2,773,249       0.1%
    Stryker Corp.                            22,435   2,069,404       0.1%
#*  Sucampo Pharmaceuticals, Inc. Class A     8,765     155,666       0.0%
*   Supernus Pharmaceuticals, Inc.            3,764      48,179       0.0%
*   Surgical Care Affiliates, Inc.            2,815     106,126       0.0%
#*  SurModics, Inc.                           8,975     226,349       0.0%
#*  Symmetry Surgical, Inc.                   6,508      50,307       0.0%
#*  Synageva BioPharma Corp.                  4,555     418,878       0.0%
*   Targacept, Inc.                          10,016      23,037       0.0%
*   Taro Pharmaceutical Industries, Ltd.      4,077     573,267       0.0%
*   Team Health Holdings, Inc.               26,681   1,589,387       0.0%
#   Teleflex, Inc.                           31,841   3,915,169       0.1%
#*  Tenet Healthcare Corp.                   68,727   3,289,274       0.1%
#*  Theravance Biopharma, Inc.                1,483      23,728       0.0%
    Thermo Fisher Scientific, Inc.           80,154  10,073,755       0.2%
#*  Thoratec Corp.                           33,632   1,348,980       0.0%
*   Tornier NV                                8,248     213,376       0.0%
*   Triple-S Management Corp. Class B        20,717     387,822       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Health Care -- (Continued)
#*  United Therapeutics Corp.               27,117 $  4,330,314       0.1%
    UnitedHealth Group, Inc.               220,408   24,553,451       0.5%
#*  Universal American Corp.                75,748      756,723       0.0%
    Universal Health Services, Inc.
      Class B                               53,642    6,273,432       0.1%
    US Physical Therapy, Inc.               10,695      504,376       0.0%
    Utah Medical Products, Inc.              2,338      126,042       0.0%
*   Varian Medical Systems, Inc.            10,376      921,908       0.0%
*   Vascular Solutions, Inc.                12,911      413,927       0.0%
*   VCA, Inc.                               69,362    3,535,381       0.1%
#*  Veeva Systems, Inc. Class A              6,860      182,133       0.0%
*   Vertex Pharmaceuticals, Inc.            13,281    1,637,282       0.0%
*   Vocera Communications, Inc.              1,872       21,322       0.0%
*   Waters Corp.                             7,000      876,330       0.0%
#*  WellCare Health Plans, Inc.             31,715    2,455,692       0.1%
    West Pharmaceutical Services, Inc.      47,387    2,524,779       0.1%
*   Wright Medical Group, Inc.              29,509      748,643       0.0%
    Zimmer Holdings, Inc.                   34,007    3,735,329       0.1%
    Zoetis, Inc.                           233,499   10,372,026       0.2%
                                                   ------------      ----
Total Health Care                                   609,398,046      11.1%
                                                   ------------      ----
Industrials -- (13.2%)
    3M Co.                                  50,242    7,857,346       0.2%
#   AAON, Inc.                              37,988      910,572       0.0%
    AAR Corp.                               28,000      846,720       0.0%
    ABM Industries, Inc.                    42,911    1,375,298       0.0%
    Acacia Research Corp.                   23,234      256,039       0.0%
*   ACCO Brands Corp.                       91,900      723,253       0.0%
*   Accuride Corp.                          25,017      102,069       0.0%
    Acme United Corp.                        1,355       25,034       0.0%
    Actuant Corp. Class A                   50,752    1,208,913       0.0%
    Acuity Brands, Inc.                     20,372    3,401,105       0.1%
#*  Adept Technology, Inc.                   5,898       36,037       0.0%
    ADT Corp. (The)                        116,318    4,373,557       0.1%
#*  Advisory Board Co. (The)                14,648      760,085       0.0%
#*  AECOM                                  105,942    3,343,530       0.1%
*   Aegion Corp.                            27,957      514,968       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.       30,784      605,213       0.0%
#*  Aerovironment, Inc.                     15,302      391,731       0.0%
#   AGCO Corp.                              57,167    2,944,672       0.1%
    Air Lease Corp.                         57,393    2,217,092       0.1%
*   Air Transport Services Group, Inc.      50,871      474,118       0.0%
    Alamo Group, Inc.                        8,210      507,214       0.0%
    Alaska Air Group, Inc.                 101,132    6,478,516       0.1%
    Albany International Corp. Class A      20,193      791,566       0.0%
    Allegiant Travel Co.                    16,425    2,525,508       0.1%
    Allegion P.L.C.                         21,466    1,312,646       0.0%
    Allied Motion Technologies, Inc.         6,923      202,982       0.0%
    Allison Transmission Holdings, Inc.    148,322    4,550,519       0.1%
    Altra Industrial Motion Corp.           21,707      572,414       0.0%
    AMERCO                                  15,147    4,877,940       0.1%
#*  Ameresco, Inc. Class A                  14,623       98,267       0.0%
    American Airlines Group, Inc.           69,511    3,356,339       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                            SHARES    VALUE+   OF NET ASSETS**
                                            ------- ---------- ---------------
Industrials -- (Continued)
#   American Railcar Industries, Inc.        15,398 $  816,710       0.0%
    American Science & Engineering, Inc.      4,004    149,830       0.0%
*   American Woodmark Corp.                  13,272    672,890       0.0%
    AMETEK, Inc.                             87,206  4,571,339       0.1%
*   AMREP Corp.                               2,552     13,219       0.0%
    AO Smith Corp.                           49,842  3,184,904       0.1%
    Apogee Enterprises, Inc.                 21,117  1,111,177       0.0%
    Applied Industrial Technologies, Inc.    30,473  1,272,857       0.0%
*   ARC Document Solutions, Inc.             52,748    450,468       0.0%
    ArcBest Corp.                            18,043    644,135       0.0%
    Argan, Inc.                              15,569    503,034       0.0%
*   Armstrong World Industries, Inc.         43,882  2,402,101       0.1%
*   Arotech Corp.                             3,575      9,939       0.0%
    Astec Industries, Inc.                   17,596    740,440       0.0%
*   Astronics Corp.                           9,369    630,627       0.0%
#*  Astronics Corp. Class B                   3,427    235,949       0.0%
*   Atlas Air Worldwide Holdings, Inc.       13,947    679,777       0.0%
*   Avis Budget Group, Inc.                 121,070  6,554,730       0.1%
    AZZ, Inc.                                21,990  1,020,116       0.0%
    B/E Aerospace, Inc.                      35,497  2,122,366       0.1%
    Babcock & Wilcox Co. (The)               88,203  2,850,721       0.1%
#   Baltic Trading, Ltd.                     10,262     14,572       0.0%
    Barnes Group, Inc.                       42,286  1,695,669       0.0%
    Barrett Business Services, Inc.           5,822    258,904       0.0%
*   Beacon Roofing Supply, Inc.              30,753    913,979       0.0%
*   Blount International, Inc.               62,095    823,380       0.0%
*   BlueLinx Holdings, Inc.                  24,060     25,744       0.0%
#   Boeing Co. (The)                         49,793  7,137,329       0.1%
    Brady Corp. Class A                      33,952    904,142       0.0%
*   Breeze-Eastern Corp.                      3,679     37,526       0.0%
#   Briggs & Stratton Corp.                  35,271    689,548       0.0%
#   Brink's Co. (The)                        37,294    987,172       0.0%
*   Builders FirstSource, Inc.               53,026    676,612       0.0%
*   CAI International, Inc.                  16,129    384,193       0.0%
    Carlisle Cos., Inc.                      48,900  4,718,850       0.1%
*   Casella Waste Systems, Inc. Class A      26,385    144,590       0.0%
    Caterpillar, Inc.                        98,684  8,573,666       0.2%
#*  CBIZ, Inc.                               41,862    378,432       0.0%
    CDI Corp.                                13,073    178,316       0.0%
    Ceco Environmental Corp.                 12,718    149,945       0.0%
    Celadon Group, Inc.                      21,131    546,025       0.0%
#   CH Robinson Worldwide, Inc.              20,708  1,333,388       0.0%
*   Chart Industries, Inc.                   18,319    742,835       0.0%
#   Chicago Bridge & Iron Co. NV             20,083    956,955       0.0%
    Cintas Corp.                             43,381  3,468,311       0.1%
    CIRCOR International, Inc.               12,263    670,050       0.0%
#   Civeo Corp.                              41,048    191,694       0.0%
    CLARCOR, Inc.                            36,358  2,363,270       0.1%
#*  Clean Harbors, Inc.                      34,603  1,911,816       0.0%
#*  Colfax Corp.                             52,403  2,598,665       0.1%
    Columbus McKinnon Corp.                  15,257    386,918       0.0%
    Comfort Systems USA, Inc.                30,813    637,521       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
#*  Command Security Corp.                      800 $     1,624       0.0%
*   Commercial Vehicle Group, Inc.           28,004     161,303       0.0%
    Compx International, Inc.                   294       3,419       0.0%
    Con-way, Inc.                            51,473   2,115,540       0.1%
#   Copa Holdings SA Class A                 19,676   2,181,872       0.1%
*   Copart, Inc.                             49,606   1,764,485       0.0%
    Corporate Executive Board Co. (The)      21,437   1,797,064       0.0%
    Courier Corp.                             6,202     150,585       0.0%
    Covanta Holding Corp.                    98,076   1,989,962       0.0%
*   Covenant Transportation Group, Inc.
      Class A                                16,943     516,253       0.0%
*   CPI Aerostructures, Inc.                  5,837      64,411       0.0%
*   CRA International, Inc.                   6,409     187,143       0.0%
    Crane Co.                                38,970   2,381,457       0.1%
    CSX Corp.                               322,530  11,640,108       0.2%
#*  CTPartners Executive Search, Inc.         4,771      17,462       0.0%
    Cubic Corp.                              17,270     856,247       0.0%
    Cummins, Inc.                            20,995   2,902,769       0.1%
    Curtiss-Wright Corp.                     36,842   2,691,677       0.1%
    Danaher Corp.                           129,584  10,610,338       0.2%
#   Deere & Co.                              79,073   7,157,688       0.1%
    Delta Air Lines, Inc.                   246,711  11,013,179       0.2%
    Deluxe Corp.                             47,732   3,090,647       0.1%
*   DigitalGlobe, Inc.                       53,544   1,722,510       0.0%
#   Donaldson Co., Inc.                      60,029   2,243,284       0.1%
    Douglas Dynamics, Inc.                   23,545     512,104       0.0%
#   Dover Corp.                              65,806   4,982,830       0.1%
*   Ducommun, Inc.                            6,406     194,742       0.0%
    Dun & Bradstreet Corp. (The)             12,496   1,595,364       0.0%
*   DXP Enterprises, Inc.                     9,219     415,316       0.0%
*   Dycom Industries, Inc.                   27,980   1,286,520       0.0%
    Dynamic Materials Corp.                   9,488     127,044       0.0%
    Eastern Co. (The)                         2,778      55,449       0.0%
    Eaton Corp. P.L.C.                       90,244   6,202,470       0.1%
#*  Echo Global Logistics, Inc.              19,655     568,029       0.0%
    Ecology and Environment, Inc. Class A       903       7,919       0.0%
    EMCOR Group, Inc.                        46,537   2,076,946       0.1%
    Emerson Electric Co.                    103,148   6,068,197       0.1%
    Encore Wire Corp.                        15,579     701,211       0.0%
#*  Energy Recovery, Inc.                    25,110      74,577       0.0%
#   EnerSys                                  34,574   2,347,575       0.1%
    Engility Holdings, Inc.                  13,981     389,650       0.0%
    Ennis, Inc.                              27,324     420,243       0.0%
    EnPro Industries, Inc.                   14,948     956,821       0.0%
    Equifax, Inc.                            46,568   4,513,836       0.1%
    ESCO Technologies, Inc.                  18,513     679,427       0.0%
    Espey Manufacturing & Electronics Corp.   1,611      44,947       0.0%
#*  Esterline Technologies Corp.             21,888   2,435,916       0.1%
    Exelis, Inc.                            141,413   3,467,447       0.1%
    Expeditors International of
      Washington, Inc.                       17,280     791,942       0.0%
    Exponent, Inc.                            8,439     747,780       0.0%
#   Fastenal Co.                             48,988   2,087,869       0.1%
    Federal Signal Corp.                     44,280     696,082       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Industrials -- (Continued)
    FedEx Corp.                              82,859 $14,050,401       0.3%
    Flowserve Corp.                          42,720   2,500,402       0.1%
    Fluor Corp.                              61,872   3,720,982       0.1%
    Fortune Brands Home & Security, Inc.     53,072   2,367,011       0.1%
    Forward Air Corp.                        23,929   1,205,304       0.0%
*   Franklin Covey Co.                       11,511     214,565       0.0%
#   Franklin Electric Co., Inc.              33,257   1,202,573       0.0%
    FreightCar America, Inc.                 13,129     342,536       0.0%
*   FTI Consulting, Inc.                     36,454   1,498,624       0.0%
*   Fuel Tech, Inc.                          11,434      30,529       0.0%
*   Furmanite Corp.                          25,983     189,676       0.0%
    G&K Services, Inc. Class A               17,372   1,226,463       0.0%
    GATX Corp.                               31,809   1,730,410       0.0%
*   Gencor Industries, Inc.                   1,500      14,055       0.0%
#*  Generac Holdings, Inc.                   33,070   1,378,688       0.0%
    General Cable Corp.                      13,845     225,812       0.0%
    General Dynamics Corp.                   67,063   9,209,091       0.2%
    General Electric Co.                  2,057,225  55,709,653       1.0%
#*  Genesee & Wyoming, Inc. Class A          34,347   3,192,554       0.1%
*   Gibraltar Industries, Inc.               23,473     388,713       0.0%
    Global Brass & Copper Holdings, Inc.      6,175      94,107       0.0%
    Global Power Equipment Group, Inc.        9,497     115,389       0.0%
#   Golden Ocean Group, Ltd.                 17,860      88,943       0.0%
#*  Goldfield Corp. (The)                     6,617      11,050       0.0%
    Gorman-Rupp Co. (The)                    17,357     470,548       0.0%
*   GP Strategies Corp.                      15,205     495,531       0.0%
    Graco, Inc.                              23,795   1,704,198       0.0%
#*  GrafTech International, Ltd.             22,453     108,673       0.0%
    Graham Corp.                              6,321     147,911       0.0%
    Granite Construction, Inc.               28,349     983,994       0.0%
*   Great Lakes Dredge & Dock Corp.          50,506     292,935       0.0%
#   Greenbrier Cos., Inc. (The)              19,443   1,121,667       0.0%
    Griffon Corp.                            40,850     686,688       0.0%
    H&E Equipment Services, Inc.             24,087     595,431       0.0%
    Hardinge, Inc.                            8,244      88,705       0.0%
    Harsco Corp.                             74,820   1,203,106       0.0%
*   Hawaiian Holdings, Inc.                  36,991     853,752       0.0%
*   HD Supply Holdings, Inc.                 70,247   2,318,151       0.1%
#   Healthcare Services Group, Inc.          22,296     674,900       0.0%
#   Heartland Express, Inc.                  91,135   1,906,544       0.0%
#   HEICO Corp.                              17,301     966,088       0.0%
    HEICO Corp. Class A                      29,227   1,340,642       0.0%
    Heidrick & Struggles International,
      Inc.                                   12,669     304,816       0.0%
*   Heritage-Crystal Clean, Inc.              1,500      17,580       0.0%
    Herman Miller, Inc.                      42,313   1,159,799       0.0%
*   Hertz Global Holdings, Inc.             244,532   5,096,047       0.1%
    Hexcel Corp.                             62,216   3,120,132       0.1%
*   Hill International, Inc.                 30,527     117,529       0.0%
    Hillenbrand, Inc.                        66,881   1,965,633       0.0%
#   HNI Corp.                                39,971   1,864,247       0.0%
    Honeywell International, Inc.            67,037   6,765,374       0.1%
    Houston Wire & Cable Co.                 12,789     120,728       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                            SHARES    VALUE+   OF NET ASSETS**
                                            ------- ---------- ---------------
Industrials -- (Continued)
*   Hub Group, Inc. Class A                  27,637 $1,102,716       0.0%
    Hubbell, Inc. Class A                     1,949    217,275       0.0%
    Hubbell, Inc. Class B                    24,300  2,644,569       0.1%
*   Hudson Global, Inc.                      18,692     48,786       0.0%
    Huntington Ingalls Industries, Inc.      48,343  6,361,455       0.1%
    Hurco Cos., Inc.                          5,900    190,924       0.0%
*   Huron Consulting Group, Inc.             18,876  1,144,263       0.0%
    Hyster-Yale Materials Handling, Inc.     10,622    779,017       0.0%
*   ICF International, Inc.                  15,345    590,782       0.0%
    IDEX Corp.                               53,149  3,986,706       0.1%
*   IHS, Inc. Class A                        13,904  1,744,535       0.0%
    Illinois Tool Works, Inc.                40,408  3,781,381       0.1%
    Ingersoll-Rand P.L.C.                    72,624  4,781,564       0.1%
#*  InnerWorkings, Inc.                      29,350    185,785       0.0%
*   Innovative Solutions & Support, Inc.     12,137     47,092       0.0%
#   Insperity, Inc.                          17,452    840,488       0.0%
    Insteel Industries, Inc.                 13,894    281,492       0.0%
*   Integrated Electrical Services, Inc.      3,196     26,239       0.0%
    Interface, Inc.                          43,959    955,229       0.0%
#   International Shipholding Corp.           2,771     30,426       0.0%
#   Intersections, Inc.                      10,290     33,237       0.0%
    ITT Corp.                                41,822  1,658,242       0.0%
#*  Jacobs Engineering Group, Inc.           35,863  1,537,088       0.0%
#   JB Hunt Transport Services, Inc.         17,195  1,499,404       0.0%
#*  JetBlue Airways Corp.                   269,585  5,534,580       0.1%
    John Bean Technologies Corp.             20,762    801,206       0.0%
#   Joy Global, Inc.                         65,287  2,783,838       0.1%
    Kadant, Inc.                              6,702    341,534       0.0%
    Kaman Corp.                              34,433  1,436,200       0.0%
    Kansas City Southern                     45,300  4,642,797       0.1%
    KAR Auction Services, Inc.              116,382  4,330,574       0.1%
#   KBR, Inc.                                49,742    868,993       0.0%
#   Kelly Services, Inc. Class A             26,735    438,989       0.0%
#   Kennametal, Inc.                         54,483  1,929,243       0.0%
*   Key Technology, Inc.                      1,967     25,964       0.0%
    Kforce, Inc.                             32,109    730,159       0.0%
    Kimball International, Inc. Class B      21,552    218,106       0.0%
*   Kirby Corp.                              40,855  3,208,343       0.1%
*   KLX, Inc.                                22,308    934,928       0.0%
#   Knight Transportation, Inc.              93,678  2,707,294       0.1%
    Knoll, Inc.                              41,540    945,866       0.0%
    Korn/Ferry International                 34,010  1,072,335       0.0%
#*  Kratos Defense & Security Solutions,
      Inc.                                   46,685    255,367       0.0%
    L-3 Communications Holdings, Inc.        42,513  4,885,169       0.1%
    Landstar System, Inc.                    23,029  1,434,937       0.0%
*   Lawson Products, Inc.                     3,994     93,659       0.0%
#*  Layne Christensen Co.                    11,517     77,394       0.0%
    LB Foster Co. Class A                     8,924    381,323       0.0%
#   Lennox International, Inc.               19,222  2,036,763       0.0%
    Lincoln Electric Holdings, Inc.          41,899  2,801,367       0.1%
#   Lindsay Corp.                             8,438    668,205       0.0%
#*  LMI Aerospace, Inc.                      10,179    114,921       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
    Lockheed Martin Corp.                     22,200 $4,142,520       0.1%
    LS Starrett Co. (The) Class A              2,592     48,989       0.0%
    LSI Industries, Inc.                      16,278    145,851       0.0%
*   Lydall, Inc.                              13,188    353,966       0.0%
*   Magnetek, Inc.                               495     19,062       0.0%
#   Manitowoc Co., Inc. (The)                 88,621  1,748,492       0.0%
    Manpowergroup, Inc.                       45,721  3,901,373       0.1%
    Marten Transport, Ltd.                    25,020    556,945       0.0%
    Masco Corp.                               55,907  1,480,976       0.0%
*   MasTec, Inc.                              51,008    915,084       0.0%
    Matson, Inc.                              33,537  1,358,248       0.0%
    Matthews International Corp. Class A      22,801  1,106,533       0.0%
    McGrath RentCorp                          18,370    608,231       0.0%
*   Meritor, Inc.                             74,347    975,433       0.0%
*   Mfri, Inc.                                 2,769     16,420       0.0%
*   Middleby Corp. (The)                      24,894  2,522,758       0.1%
    Miller Industries, Inc.                    8,799    196,922       0.0%
*   Mistras Group, Inc.                       17,786    319,437       0.0%
#   Mobile Mini, Inc.                         34,201  1,318,107       0.0%
*   Moog, Inc. Class A                        27,962  1,953,985       0.0%
*   Moog, Inc. Class B                         2,329    163,216       0.0%
#*  MRC Global, Inc.                          55,240    806,504       0.0%
    MSA Safety, Inc.                          26,735  1,222,859       0.0%
#   MSC Industrial Direct Co., Inc. Class A   35,550  2,526,183       0.1%
    Mueller Industries, Inc.                  50,730  1,777,579       0.0%
    Mueller Water Products, Inc. Class A     184,585  1,727,716       0.0%
    Multi-Color Corp.                         11,195    702,822       0.0%
*   MYR Group, Inc.                           21,112    619,004       0.0%
#   National Presto Industries, Inc.           4,062    254,200       0.0%
*   Navigant Consulting, Inc.                 45,220    653,881       0.0%
*   NCI Building Systems, Inc.                 7,869    121,812       0.0%
    Nielsen NV                               107,906  4,849,296       0.1%
#*  NL Industries, Inc.                       26,125    192,541       0.0%
#   NN, Inc.                                  11,956    300,813       0.0%
    Nordson Corp.                             29,811  2,374,446       0.1%
#   Norfolk Southern Corp.                    84,594  8,531,305       0.2%
#*  Nortek, Inc.                               1,252    105,944       0.0%
    Northrop Grumman Corp.                    56,649  8,726,212       0.2%
*   Northwest Pipe Co.                         7,173    173,874       0.0%
#*  NOW, Inc.                                 33,931    810,951       0.0%
*   Old Dominion Freight Line, Inc.           47,799  3,399,943       0.1%
#   Omega Flex, Inc.                           3,089     92,021       0.0%
*   On Assignment, Inc.                       43,469  1,462,732       0.0%
#   Orbital ATK, Inc.                         44,849  3,281,153       0.1%
#*  Orion Energy Systems, Inc.                12,381     37,391       0.0%
*   Orion Marine Group, Inc.                  16,646    140,159       0.0%
#   Oshkosh Corp.                             65,492  3,526,089       0.1%
    Owens Corning                             93,307  3,607,249       0.1%
    PACCAR, Inc.                              82,514  5,392,290       0.1%
    Pall Corp.                                12,650  1,231,098       0.0%
*   PAM Transportation Services, Inc.          7,101    416,048       0.0%
    Park-Ohio Holdings Corp.                  15,106    699,861       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
#   Parker Hannifin Corp.                    57,409 $ 6,852,338       0.1%
*   Patrick Industries, Inc.                 17,197   1,032,852       0.0%
#*  Patriot Transportation Holding, Inc.      1,695      43,748       0.0%
*   Pendrell Corp.                           18,245      19,887       0.0%
    Pentair P.L.C.                           70,577   4,386,361       0.1%
#*  Performant Financial Corp.               58,118     172,610       0.0%
*   PGT, Inc.                                38,545     436,329       0.0%
    Pitney Bowes, Inc.                       72,897   1,630,706       0.0%
#*  Ply Gem Holdings, Inc.                    9,732     132,161       0.0%
*   Polypore International, Inc.             32,177   1,884,285       0.0%
#   Powell Industries, Inc.                   7,854     260,674       0.0%
#*  PowerSecure International, Inc.          18,837     246,953       0.0%
    Precision Castparts Corp.                27,735   5,732,547       0.1%
    Preformed Line Products Co.               3,262     136,841       0.0%
    Primoris Services Corp.                  49,085     943,905       0.0%
#*  Proto Labs, Inc.                          6,599     461,930       0.0%
    Providence and Worcester Railroad Co.       361       6,650       0.0%
    Quad/Graphics, Inc.                       7,391     159,202       0.0%
*   Quality Distribution, Inc.               18,762     186,119       0.0%
#   Quanex Building Products Corp.           32,725     631,592       0.0%
*   Quanta Services, Inc.                    81,715   2,362,381       0.1%
#   Raven Industries, Inc.                   28,997     578,200       0.0%
    Raytheon Co.                             53,816   5,596,864       0.1%
#   RBC Bearings, Inc.                       15,860   1,157,621       0.0%
    RCM Technologies, Inc.                    6,052      37,341       0.0%
    Regal-Beloit Corp.                       29,472   2,304,710       0.1%
#*  Republic Airways Holdings, Inc.          32,734     400,664       0.0%
    Republic Services, Inc.                 133,758   5,434,588       0.1%
    Resources Connection, Inc.               28,689     452,139       0.0%
*   Rexnord Corp.                            80,998   2,145,637       0.1%
*   Roadrunner Transportation Systems, Inc.  26,648     652,077       0.0%
    Robert Half International, Inc.          25,616   1,420,407       0.0%
#   Rockwell Automation, Inc.                24,820   2,943,652       0.1%
    Rockwell Collins, Inc.                   22,266   2,167,150       0.1%
    Rollins, Inc.                            57,217   1,418,982       0.0%
    Roper Technologies, Inc.                 27,889   4,690,093       0.1%
*   RPX Corp.                                43,051     669,874       0.0%
#   RR Donnelley & Sons Co.                 164,320   3,059,638       0.1%
*   Rush Enterprises, Inc. Class A           23,701     619,544       0.0%
*   Rush Enterprises, Inc. Class B            1,308      32,190       0.0%
    Ryder System, Inc.                       60,319   5,752,020       0.1%
*   Saia, Inc.                               26,652   1,086,069       0.0%
#*  Sensata Technologies Holding NV          14,381     793,975       0.0%
    SIFCO Industries, Inc.                    1,400      20,398       0.0%
    Simpson Manufacturing Co., Inc.          32,517   1,065,907       0.0%
#   SkyWest, Inc.                            15,209     207,603       0.0%
*   SL Industries, Inc.                       4,400     182,732       0.0%
    Snap-on, Inc.                            35,034   5,239,335       0.1%
#*  SolarCity Corp.                          10,200     612,510       0.0%
    Southwest Airlines Co.                  327,864  13,298,164       0.3%
*   SP Plus Corp.                             8,787     199,992       0.0%
*   Sparton Corp.                             6,153     158,563       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
*   Spirit Aerosystems Holdings, Inc.
      Class A                                77,839 $ 3,961,227       0.1%
*   Spirit Airlines, Inc.                    33,402   2,287,035       0.1%
    SPX Corp.                                29,155   2,244,935       0.1%
    Standex International Corp.               9,071     733,572       0.0%
    Stanley Black & Decker, Inc.             54,497   5,378,854       0.1%
    Steelcase, Inc. Class A                  89,286   1,568,755       0.0%
*   Stericycle, Inc.                          8,231   1,098,262       0.0%
#*  Sterling Construction Co., Inc.          11,007      48,321       0.0%
*   Stock Building Supply Holdings, Inc.        690      12,675       0.0%
    Sun Hydraulics Corp.                     19,030     740,457       0.0%
#*  Swift Transportation Co.                 77,244   1,869,305       0.0%
    TAL International Group, Inc.            30,265   1,166,413       0.0%
#*  Taser International, Inc.                35,700   1,077,783       0.0%
*   Team, Inc.                               14,486     566,113       0.0%
*   Tecumseh Products Co.                     7,545      24,672       0.0%
#*  Teledyne Technologies, Inc.              28,750   3,017,887       0.1%
    Tennant Co.                              12,695     816,162       0.0%
#   Terex Corp.                              73,648   2,022,374       0.0%
    Tetra Tech, Inc.                         52,939   1,435,176       0.0%
#   Textainer Group Holdings, Ltd.           36,115   1,094,284       0.0%
    Textron, Inc.                           125,397   5,514,960       0.1%
*   Thermon Group Holdings, Inc.             17,893     416,370       0.0%
    Timken Co. (The)                         66,360   2,607,284       0.1%
    Titan International, Inc.                26,716     277,579       0.0%
#*  Titan Machinery, Inc.                    12,396     181,601       0.0%
    Toro Co. (The)                           20,800   1,394,432       0.0%
    Towers Watson & Co. Class A              15,700   1,992,408       0.0%
    TransDigm Group, Inc.                     7,520   1,595,218       0.0%
*   TRC Cos., Inc.                           16,111     120,349       0.0%
*   Trex Co., Inc.                           20,479     960,875       0.0%
*   Trimas Corp.                             27,814     783,520       0.0%
    Trinity Industries, Inc.                116,923   3,167,444       0.1%
#   Triumph Group, Inc.                      37,931   2,247,032       0.1%
*   TrueBlue, Inc.                           29,296     843,139       0.0%
*   Tutor Perini Corp.                       37,876     802,971       0.0%
    Twin Disc, Inc.                           8,316     149,605       0.0%
    Tyco International P.L.C.                68,118   2,682,487       0.1%
*   Ultralife Corp.                           4,610      18,809       0.0%
    UniFirst Corp.                           10,343   1,171,138       0.0%
    Union Pacific Corp.                     219,888  23,358,702       0.4%
*   United Continental Holdings, Inc.       203,449  12,154,043       0.2%
    United Parcel Service, Inc. Class B      47,991   4,824,535       0.1%
#*  United Rentals, Inc.                     54,755   5,288,238       0.1%
    United Stationers, Inc.                  27,489   1,116,328       0.0%
    United Technologies Corp.                98,036  11,151,595       0.2%
    Universal Forest Products, Inc.          15,654     865,979       0.0%
    Universal Truckload Services, Inc.       14,585     309,785       0.0%
#   US Ecology, Inc.                         14,860     697,083       0.0%
*   USA Truck, Inc.                           9,202     226,001       0.0%
#*  USG Corp.                                56,693   1,504,632       0.0%
#*  UTi Worldwide, Inc.                      59,434     536,689       0.0%
#   Valmont Industries, Inc.                 15,627   1,969,315       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Industrials -- (Continued)
*   Vectrus, Inc.                            6,952 $    177,693       0.0%
*   Verisk Analytics, Inc. Class A          23,833    1,788,428       0.0%
#*  Veritiv Corp.                            2,801      111,312       0.0%
*   Versar, Inc.                             2,944       10,922       0.0%
    Viad Corp.                              14,753      391,987       0.0%
#*  Vicor Corp.                             13,305      202,901       0.0%
*   Virco Manufacturing Corp.                2,861        7,610       0.0%
*   Volt Information Sciences, Inc.          9,139      112,592       0.0%
    VSE Corp.                                4,632      329,520       0.0%
#*  Wabash National Corp.                   72,618    1,018,104       0.0%
*   WABCO Holdings, Inc.                    28,451    3,540,727       0.1%
    Wabtec Corp.                            29,479    2,772,500       0.1%
    Waste Connections, Inc.                102,851    4,876,166       0.1%
    Waste Management, Inc.                  99,177    4,912,237       0.1%
#   Watsco, Inc.                            17,176    2,066,101       0.1%
    Watsco, Inc. Class B                     1,750      211,295       0.0%
    Watts Water Technologies, Inc. Class A  19,431    1,059,961       0.0%
    Werner Enterprises, Inc.                58,000    1,558,460       0.0%
#*  Wesco Aircraft Holdings, Inc.           13,602      213,279       0.0%
#*  WESCO International, Inc.               36,724    2,649,269       0.1%
    West Corp.                              19,481      602,937       0.0%
*   Willdan Group, Inc.                      6,300       89,523       0.0%
*   Willis Lease Finance Corp.               4,123       78,337       0.0%
    Woodward, Inc.                          47,571    2,238,216       0.1%
#   WW Grainger, Inc.                       11,050    2,745,151       0.1%
*   Xerium Technologies, Inc.                3,255       57,874       0.0%
#*  XPO Logistics, Inc.                     52,815    2,561,527       0.1%
    Xylem, Inc.                             64,298    2,380,312       0.1%
#*  YRC Worldwide, Inc.                      3,252       50,731       0.0%
                                                   ------------      ----
Total Industrials                                   798,500,832      14.6%
                                                   ------------      ----
Information Technology -- (15.0%)
#*  3D Systems Corp.                        25,017      627,677       0.0%
    Accenture P.L.C. Class A                51,880    4,806,682       0.1%
*   ACI Worldwide, Inc.                    100,702    2,319,167       0.1%
    Activision Blizzard, Inc.              174,932    3,991,074       0.1%
*   Actua Corp.                             32,502      470,304       0.0%
*   Acxiom Corp.                            50,697      885,170       0.0%
*   ADDvantage Technologies Group, Inc.      2,391        5,882       0.0%
*   Adobe Systems, Inc.                     24,312    1,849,171       0.0%
#   ADTRAN, Inc.                            33,070      549,293       0.0%
*   Advanced Energy Industries, Inc.        28,122      687,864       0.0%
    Advent Software, Inc.                   35,411    1,537,192       0.0%
#*  Agilysys, Inc.                          21,391      201,289       0.0%
*   Akamai Technologies, Inc.               42,726    3,152,324       0.1%
*   Alliance Data Systems Corp.             15,881    4,721,580       0.1%
*   Alpha & Omega Semiconductor, Ltd.       13,676      112,006       0.0%
    Altera Corp.                            53,398    2,225,629       0.1%
    Amdocs, Ltd.                            55,413    3,051,594       0.1%
    American Software, Inc. Class A         15,060      146,233       0.0%
*   Amkor Technology, Inc.                 116,298      817,575       0.0%
    Amphenol Corp. Class A                  41,544    2,300,291       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Information Technology -- (Continued)
*   Amtech Systems, Inc.                     4,680 $     58,500       0.0%
#*  ANADIGICS, Inc.                         44,528       58,777       0.0%
    Analog Devices, Inc.                    84,940    5,252,690       0.1%
*   Anixter International, Inc.             20,217    1,427,320       0.0%
*   ANSYS, Inc.                             21,285    1,827,104       0.0%
*   AOL, Inc.                               61,516    2,454,488       0.1%
    Apple, Inc.                            845,964  105,872,395       1.9%
    Applied Materials, Inc.                164,824    3,261,867       0.1%
*   ARRIS Group, Inc.                      117,553    3,958,597       0.1%
*   Arrow Electronics, Inc.                 74,314    4,437,289       0.1%
*   Aspen Technology, Inc.                  23,531    1,044,541       0.0%
    Astro-Med, Inc.                          3,998       56,172       0.0%
    Atmel Corp.                            133,687    1,013,347       0.0%
#*  Audience, Inc.                           2,386       11,357       0.0%
*   Autodesk, Inc.                          16,100      914,963       0.0%
    Automatic Data Processing, Inc.         30,864    2,609,243       0.1%
    Avago Technologies, Ltd.                12,299    1,437,507       0.0%
*   AVG Technologies NV                     66,452    1,589,532       0.0%
*   Aviat Networks, Inc.                     4,105        4,680       0.0%
#*  Avid Technology, Inc.                   25,420      411,550       0.0%
    Avnet, Inc.                             99,086    4,224,036       0.1%
    AVX Corp.                              102,896    1,416,878       0.0%
    Aware, Inc.                              4,426       18,589       0.0%
*   Axcelis Technologies, Inc.              58,387      147,135       0.0%
*   AXT, Inc.                               39,645       94,355       0.0%
#   Badger Meter, Inc.                      12,973      807,180       0.0%
#*  Bankrate, Inc.                          46,445      575,918       0.0%
*   Barracuda Networks, Inc.                 1,486       60,228       0.0%
#*  Bazaarvoice, Inc.                        2,561       13,778       0.0%
#   Bel Fuse, Inc. Class A                   1,600       32,800       0.0%
    Bel Fuse, Inc. Class B                   7,648      157,013       0.0%
#   Belden, Inc.                            27,251    2,287,721       0.1%
*   Benchmark Electronics, Inc.             42,700    1,004,731       0.0%
    Black Box Corp.                         10,900      216,910       0.0%
    Blackbaud, Inc.                         27,523    1,390,737       0.0%
*   Blackhawk Network Holdings, Inc.
      Class B                               36,435    1,337,529       0.0%
*   Blucora, Inc.                           27,868      380,956       0.0%
    Booz Allen Hamilton Holding Corp.       51,159    1,406,872       0.0%
*   Bottomline Technologies de, Inc.        21,942      587,168       0.0%
    Broadcom Corp. Class A                  33,294    1,471,761       0.0%
    Broadridge Financial Solutions, Inc.    65,953    3,556,186       0.1%
    Brocade Communications Systems, Inc.   313,349    3,540,844       0.1%
    Brooks Automation, Inc.                 59,002      634,862       0.0%
*   Bsquare Corp.                            5,039       21,265       0.0%
    CA, Inc.                               160,161    5,088,315       0.1%
*   Cabot Microelectronics Corp.            17,127      810,107       0.0%
*   CACI International, Inc. Class A        20,701    1,826,656       0.0%
#*  Cadence Design Systems, Inc.            99,949    1,864,049       0.0%
#*  CalAmp Corp.                            22,035      434,310       0.0%
*   Calix, Inc.                             33,115      244,720       0.0%
*   Carbonite, Inc.                          6,154       63,017       0.0%
#*  Cardtronics, Inc.                       40,025    1,510,143       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
*   Cascade Microtech, Inc.                   7,399 $    98,111       0.0%
#   Cass Information Systems, Inc.            7,997     418,003       0.0%
#*  Cavium, Inc.                              8,640     559,786       0.0%
    CDK Global, Inc.                         10,288     493,001       0.0%
    CDW Corp.                                38,842   1,488,425       0.0%
#*  Ceva, Inc.                               13,751     284,646       0.0%
    Checkpoint Systems, Inc.                 31,224     323,481       0.0%
#*  CIBER, Inc.                              74,827     264,139       0.0%
#*  Ciena Corp.                              61,662   1,313,401       0.0%
*   Cimpress NV                              14,276   1,198,327       0.0%
*   Cirrus Logic, Inc.                       45,978   1,553,137       0.0%
    Cisco Systems, Inc.                   1,036,246  29,874,972       0.6%
*   Citrix Systems, Inc.                     23,543   1,581,148       0.0%
#*  Clearfield, Inc.                          7,734     104,796       0.0%
*   Cognex Corp.                             49,051   2,201,899       0.1%
*   Cognizant Technology Solutions Corp.
      Class A                                27,419   1,605,108       0.0%
*   Coherent, Inc.                           16,277     976,620       0.0%
    Cohu, Inc.                               14,875     155,741       0.0%
*   CommScope Holding Co., Inc.              40,531   1,196,070       0.0%
    Communications Systems, Inc.              6,432      72,167       0.0%
*   CommVault Systems, Inc.                  15,622     714,706       0.0%
    Computer Sciences Corp.                  80,658   5,198,408       0.1%
    Computer Task Group, Inc.                12,633     103,970       0.0%
*   comScore, Inc.                            6,858     359,085       0.0%
    Comtech Telecommunications Corp.         13,774     398,069       0.0%
*   Comverse, Inc.                            2,678      65,611       0.0%
    Concurrent Computer Corp.                 5,474      33,391       0.0%
*   Constant Contact, Inc.                   14,788     515,362       0.0%
#   Convergys Corp.                          76,211   1,728,465       0.0%
#*  CoreLogic, Inc.                          68,056   2,661,670       0.1%
    Corning, Inc.                           270,852   5,668,932       0.1%
#*  CoStar Group, Inc.                       12,586   2,572,956       0.1%
*   Covisint Corp.                           19,645      38,504       0.0%
#*  Cray, Inc.                               27,200     764,048       0.0%
#*  Cree, Inc.                               52,869   1,674,890       0.0%
    CSG Systems International, Inc.          30,334     883,326       0.0%
    CTS Corp.                                21,166     379,718       0.0%
*   CyberOptics Corp.                         1,680      17,674       0.0%
#   Cypress Semiconductor Corp.             110,414   1,470,714       0.0%
    Daktronics, Inc.                         31,536     338,381       0.0%
*   Datalink Corp.                           20,940     242,066       0.0%
#*  Dealertrack Technologies, Inc.           33,445   1,314,723       0.0%
*   Demand Media, Inc.                        5,780      37,050       0.0%
*   DHI Group, Inc.                          67,925     516,230       0.0%
#   Diebold, Inc.                            42,814   1,488,643       0.0%
*   Digi International, Inc.                 15,459     156,136       0.0%
#   Digimarc Corp.                            3,690      86,346       0.0%
*   Diodes, Inc.                             30,916     826,076       0.0%
    Dolby Laboratories, Inc. Class A         30,620   1,232,761       0.0%
*   Dot Hill Systems Corp.                   18,403     115,571       0.0%
*   DSP Group, Inc.                          16,097     183,184       0.0%
    DST Systems, Inc.                        34,221   3,938,153       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
#*  DTS, Inc.                                11,604 $   416,003       0.0%
    EarthLink Holdings Corp.                123,324     583,323       0.0%
*   eBay, Inc.                              111,862   6,517,080       0.1%
#   Ebix, Inc.                               21,473     585,998       0.0%
*   EchoStar Corp. Class A                   31,532   1,576,600       0.0%
*   Edgewater Technology, Inc.                4,254      29,991       0.0%
    Electro Rent Corp.                       16,270     176,367       0.0%
    Electro Scientific Industries, Inc.      21,838     124,477       0.0%
*   Electronic Arts, Inc.                    40,781   2,368,968       0.1%
*   Electronics for Imaging, Inc.            33,068   1,379,928       0.0%
#*  Ellie Mae, Inc.                           7,987     439,285       0.0%
#*  eMagin Corp.                              6,351      13,782       0.0%
    EMC Corp.                               413,194  11,119,051       0.2%
*   Emcore Corp.                             14,755      80,415       0.0%
*   Emulex Corp.                             51,368     411,971       0.0%
#*  Endurance International Group
      Holdings, Inc.                          1,600      29,344       0.0%
#*  EnerNOC, Inc.                            17,514     193,530       0.0%
*   Entegris, Inc.                           95,408   1,269,880       0.0%
#*  Entropic Communications, Inc.            38,237     115,476       0.0%
*   Envestnet, Inc.                           8,892     455,804       0.0%
*   EPAM Systems, Inc.                       24,174   1,564,300       0.0%
    EPIQ Systems, Inc.                       27,219     487,492       0.0%
*   ePlus, Inc.                               5,292     439,024       0.0%
#*  Euronet Worldwide, Inc.                  38,112   2,228,790       0.1%
*   Exar Corp.                               31,994     315,781       0.0%
*   ExlService Holdings, Inc.                22,324     768,615       0.0%
*   Extreme Networks, Inc.                   59,549     150,063       0.0%
*   F5 Networks, Inc.                         6,895     841,328       0.0%
*   Fabrinet                                 19,518     353,471       0.0%
*   Facebook, Inc. Class A                  100,254   7,897,008       0.2%
#   FactSet Research Systems, Inc.           14,215   2,237,299       0.1%
#   Fair Isaac Corp.                         28,227   2,496,960       0.1%
#*  Fairchild Semiconductor International,
      Inc.                                  106,394   1,932,647       0.0%
*   FalconStor Software, Inc.                19,668      29,895       0.0%
#*  FARO Technologies, Inc.                  11,101     442,153       0.0%
    FEI Co.                                  24,237   1,828,924       0.0%
    Fidelity National Information
      Services, Inc.                        123,557   7,721,077       0.2%
#*  Finisar Corp.                            62,407   1,268,734       0.0%
#*  FireEye, Inc.                            18,156     749,843       0.0%
#*  First Solar, Inc.                        65,568   3,912,443       0.1%
*   Fiserv, Inc.                             90,564   7,027,766       0.1%
*   FleetCor Technologies, Inc.               8,920   1,435,139       0.0%
    FLIR Systems, Inc.                       92,910   2,869,990       0.1%
*   FormFactor, Inc.                         55,942     445,858       0.0%
    Forrester Research, Inc.                 12,706     442,042       0.0%
#*  Fortinet, Inc.                           18,711     706,153       0.0%
*   Freescale Semiconductor, Ltd.            32,917   1,286,726       0.0%
*   Frequency Electronics, Inc.               4,145      52,683       0.0%
#*  Gartner, Inc.                            13,847   1,149,024       0.0%
*   Genpact, Ltd.                           121,131   2,647,924       0.1%
*   Global Cash Access Holdings, Inc.        62,031     459,029       0.0%
    Global Payments, Inc.                    45,215   4,534,160       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
    Globalscape, Inc.                         3,392 $    11,533       0.0%
*   Google, Inc. Class A                     16,256   8,920,805       0.2%
*   Google, Inc. Class C                     14,954   8,035,348       0.2%
*   GSE Systems, Inc.                         8,763      13,144       0.0%
*   GSI Group, Inc.                          14,874     197,527       0.0%
#*  GSI Technology, Inc.                      9,727      51,456       0.0%
*   GTT Communications, Inc.                 16,017     292,470       0.0%
#*  Guidance Software, Inc.                   2,317      13,531       0.0%
*   Guidewire Software, Inc.                 11,765     587,662       0.0%
    Hackett Group, Inc. (The)                24,377     234,019       0.0%
*   Harmonic, Inc.                           87,898     616,165       0.0%
    Harris Corp.                             24,426   1,959,942       0.0%
    Heartland Payment Systems, Inc.          31,026   1,579,223       0.0%
    Hewlett-Packard Co.                     633,851  20,898,067       0.4%
*   Higher One Holdings, Inc.                 8,598      24,160       0.0%
*   HomeAway, Inc.                            3,199      89,412       0.0%
#*  Hutchinson Technology, Inc.              28,754      67,859       0.0%
    IAC/InterActiveCorp                      77,073   5,381,237       0.1%
*   ID Systems, Inc.                          4,988      34,966       0.0%
#*  Identiv, Inc.                             1,836      17,864       0.0%
*   IEC Electronics Corp.                     4,588      19,270       0.0%
*   iGATE Corp.                              37,665   1,791,347       0.0%
*   II-VI, Inc.                              35,998     640,404       0.0%
#*  Imation Corp.                            17,304      70,773       0.0%
#*  Immersion Corp.                          13,356     144,645       0.0%
#*  Infinera Corp.                           80,189   1,507,553       0.0%
*   Informatica Corp.                        39,142   1,881,556       0.0%
#*  Ingram Micro, Inc. Class A              102,435   2,577,265       0.1%
*   Innodata, Inc.                           15,241      42,218       0.0%
#*  Inphi Corp.                              13,373     286,851       0.0%
*   Insight Enterprises, Inc.                35,050   1,003,131       0.0%
*   Integrated Device Technology, Inc.      100,218   1,822,965       0.0%
    Integrated Silicon Solution, Inc.        26,432     490,314       0.0%
    Intel Corp.                           1,568,532  51,055,717       0.9%
#*  Interactive Intelligence Group, Inc.      8,480     372,950       0.0%
    InterDigital, Inc.                       34,437   1,884,393       0.0%
#*  Internap Corp.                           40,375     379,525       0.0%
    International Business Machines Corp.    72,831  12,475,222       0.2%
*   Interphase Corp.                          2,400       3,144       0.0%
    Intersil Corp. Class A                   88,652   1,183,504       0.0%
#*  Intevac, Inc.                            12,535      60,669       0.0%
*   IntraLinks Holdings, Inc.                28,949     283,700       0.0%
*   IntriCon Corp.                            3,283      25,443       0.0%
    Intuit, Inc.                             19,574   1,963,859       0.1%
#*  IPG Photonics Corp.                      30,085   2,664,929       0.1%
*   Iteris, Inc.                              3,900       6,903       0.0%
*   Itron, Inc.                              22,232     797,240       0.0%
#*  Ixia                                     58,625     702,327       0.0%
    IXYS Corp.                               26,821     303,346       0.0%
    j2 Global, Inc.                          37,435   2,596,866       0.1%
    Jabil Circuit, Inc.                     154,989   3,490,352       0.1%
    Jack Henry & Associates, Inc.            42,239   2,809,316       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
#*  JDS Uniphase Corp.                      144,553 $ 1,830,041       0.0%
    Juniper Networks, Inc.                  118,865   3,141,602       0.1%
*   Kemet Corp.                              15,556      67,202       0.0%
#*  Key Tronic Corp.                          5,745      68,653       0.0%
*   Keysight Technologies, Inc.              24,980     835,831       0.0%
*   Kimball Electronics, Inc.                16,164     206,738       0.0%
    KLA-Tencor Corp.                         63,059   3,707,869       0.1%
#*  Knowles Corp.                            22,864     438,303       0.0%
*   Kofax, Ltd.                              11,542     127,308       0.0%
#*  Kopin Corp.                              43,212     143,464       0.0%
*   Kulicke & Soffa Industries, Inc.         62,176     939,479       0.0%
*   KVH Industries, Inc.                     10,836     146,178       0.0%
    Lam Research Corp.                       53,326   4,030,379       0.1%
#*  Lattice Semiconductor Corp.              79,245     469,923       0.0%
    Leidos Holdings, Inc.                    52,964   2,205,421       0.1%
    Lexmark International, Inc. Class A      54,418   2,415,615       0.1%
*   Limelight Networks, Inc.                 73,899     273,426       0.0%
    Linear Technology Corp.                  36,065   1,663,678       0.0%
*   LinkedIn Corp. Class A                      540     136,150       0.0%
*   Lionbridge Technologies, Inc.            68,760     381,618       0.0%
*   Liquidity Services, Inc.                  1,628      15,238       0.0%
    Littelfuse, Inc.                         16,057   1,573,425       0.0%
*   LoJack Corp.                             17,765      44,235       0.0%
#*  M/A-COM Technology Solutions
      Holdings, Inc.                          9,156     278,983       0.0%
#*  Magnachip Semiconductor Corp.            26,027     142,628       0.0%
*   Manhattan Associates, Inc.               52,380   2,753,093       0.1%
    ManTech International Corp. Class A      20,608     602,372       0.0%
    Marchex, Inc. Class B                    13,951      59,292       0.0%
*   Marin Software, Inc.                      2,028      12,249       0.0%
    Marvell Technology Group, Ltd.           92,756   1,299,512       0.0%
    MasterCard, Inc. Class A                 76,191   6,873,190       0.1%
#*  Mattersight Corp.                         2,980      20,383       0.0%
*   Mattson Technology, Inc.                 29,541     100,735       0.0%
    Maxim Integrated Products, Inc.          86,501   2,839,828       0.1%
    MAXIMUS, Inc.                            60,433   3,868,316       0.1%
*   MaxLinear, Inc. Class A                   5,479      46,736       0.0%
#*  Maxwell Technologies, Inc.               16,511      92,462       0.0%
    Mentor Graphics Corp.                    81,992   1,962,069       0.1%
*   Mercury Systems, Inc.                    24,677     340,789       0.0%
    Mesa Laboratories, Inc.                   2,790     236,843       0.0%
    Methode Electronics, Inc.                27,649   1,173,977       0.0%
    Micrel, Inc.                             40,728     553,901       0.0%
#   Microchip Technology, Inc.               67,849   3,233,344       0.1%
#*  Micron Technology, Inc.                 396,174  11,144,375       0.2%
*   Microsemi Corp.                          66,296   2,211,635       0.1%
    Microsoft Corp.                       1,231,245  59,887,757       1.1%
    MKS Instruments, Inc.                    43,122   1,501,077       0.0%
    MOCON, Inc.                               3,290      57,246       0.0%
#*  ModusLink Global Solutions, Inc.         29,505     103,267       0.0%
#*  MoneyGram International, Inc.             5,736      44,454       0.0%
    Monolithic Power Systems, Inc.           24,423   1,265,844       0.0%
    Monotype Imaging Holdings, Inc.          24,397     790,707       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
#*  Monster Worldwide, Inc.                  82,392 $   485,289       0.0%
#*  MoSys, Inc.                              23,590      51,662       0.0%
    Motorola Solutions, Inc.                 35,174   2,101,646       0.1%
    MTS Systems Corp.                        11,907     840,396       0.0%
*   Multi-Fineline Electronix, Inc.          14,942     349,344       0.0%
*   Nanometrics, Inc.                        16,934     261,800       0.0%
*   NAPCO Security Technologies, Inc.         4,744      25,475       0.0%
    National Instruments Corp.               57,645   1,648,647       0.0%
    NCI, Inc. Class A                         1,913      19,513       0.0%
*   NCR Corp.                               112,134   3,076,957       0.1%
    NetApp, Inc.                            116,435   4,220,769       0.1%
*   NETGEAR, Inc.                            27,061     819,136       0.0%
#*  Netscout Systems, Inc.                   28,771   1,182,488       0.0%
#*  NetSuite, Inc.                            5,504     526,017       0.0%
#*  NeuStar, Inc. Class A                    20,843     625,290       0.0%
*   Newport Corp.                            30,920     589,644       0.0%
    NIC, Inc.                                30,797     523,549       0.0%
*   Novatel Wireless, Inc.                   20,282     122,909       0.0%
#*  Nuance Communications, Inc.             154,623   2,370,371       0.1%
#*  Numerex Corp. Class A                     7,077      77,776       0.0%
    NVIDIA Corp.                            158,800   3,524,566       0.1%
#*  Oclaro, Inc.                              2,852       5,476       0.0%
*   OmniVision Technologies, Inc.            37,945   1,058,476       0.0%
*   ON Semiconductor Corp.                  361,816   4,168,120       0.1%
#*  Onvia, Inc.                                 521       2,350       0.0%
    Optical Cable Corp.                       2,727      11,099       0.0%
    Oracle Corp.                            475,083  20,723,120       0.4%
*   OSI Systems, Inc.                        14,423     969,370       0.0%
#*  Palo Alto Networks, Inc.                  1,871     276,384       0.0%
*   PAR Technology Corp.                      6,291      25,793       0.0%
    Park Electrochemical Corp.               12,639     274,519       0.0%
#   Paychex, Inc.                            62,809   3,039,328       0.1%
    PC Connection, Inc.                      17,950     436,005       0.0%
    PC-Tel, Inc.                             13,451     106,263       0.0%
*   PCM, Inc.                                 6,559      64,737       0.0%
*   PDF Solutions, Inc.                      20,609     372,405       0.0%
    Pegasystems, Inc.                        31,987     689,000       0.0%
    Perceptron, Inc.                          5,431      66,150       0.0%
*   Perficient, Inc.                         25,183     519,525       0.0%
    Pericom Semiconductor Corp.              16,996     212,790       0.0%
#*  Photronics, Inc.                         40,446     354,711       0.0%
#*  Planar Systems, Inc.                     12,122      69,944       0.0%
    Plantronics, Inc.                        29,266   1,559,000       0.0%
*   Plexus Corp.                             26,319   1,133,033       0.0%
*   PMC-Sierra, Inc.                        123,166   1,038,289       0.0%
*   Polycom, Inc.                            97,502   1,272,401       0.0%
    Power Integrations, Inc.                 18,346     907,944       0.0%
*   PRGX Global, Inc.                        15,202      64,456       0.0%
#*  Procera Networks, Inc.                    9,637     110,922       0.0%
*   Progress Software Corp.                  37,131     980,258       0.0%
*   PTC, Inc.                                59,372   2,276,322       0.1%
    QAD, Inc. Class A                         9,203     224,369       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
    QAD, Inc. Class B                         1,920 $    37,728       0.0%
*   QLogic Corp.                             57,006     837,988       0.0%
*   Qorvo, Inc.                              95,461   6,291,835       0.1%
    QUALCOMM, Inc.                          158,209  10,758,212       0.2%
*   Qualstar Corp.                              500         660       0.0%
*   QuinStreet, Inc.                         13,714      74,467       0.0%
*   Qumu Corp.                                5,408      74,684       0.0%
#*  Rackspace Hosting, Inc.                  47,238   2,546,128       0.1%
*   Radisys Corp.                             8,249      18,148       0.0%
#*  Rambus, Inc.                             79,978   1,106,896       0.0%
*   RealD, Inc.                              14,528     178,404       0.0%
*   RealNetworks, Inc.                       72,146     473,999       0.0%
#*  RealPage, Inc.                            6,162     122,254       0.0%
*   Red Hat, Inc.                            18,123   1,363,937       0.0%
    Reis, Inc.                                6,963     158,269       0.0%
#*  Relm Wireless Corp.                         766       5,056       0.0%
#*  Remark Media, Inc.                          418       1,743       0.0%
    RF Industries, Ltd.                       3,883      16,037       0.0%
    Richardson Electronics, Ltd.              8,608      76,439       0.0%
#*  Rightside Group, Ltd.                     2,793      22,735       0.0%
*   Rofin-Sinar Technologies, Inc.           20,965     496,032       0.0%
*   Rogers Corp.                             11,544     839,364       0.0%
#*  Rosetta Stone, Inc.                      13,339     111,514       0.0%
#*  Rovi Corp.                               71,243   1,318,708       0.0%
#*  Rubicon Technology, Inc.                  7,394      28,393       0.0%
*   Rudolph Technologies, Inc.               33,052     424,057       0.0%
*   Salesforce.com, Inc.                     27,620   2,011,288       0.1%
    SanDisk Corp.                            54,798   3,668,178       0.1%
*   Sanmina Corp.                            72,052   1,464,817       0.0%
*   ScanSource, Inc.                         19,023     758,067       0.0%
    Science Applications International
      Corp.                                  31,697   1,588,020       0.0%
*   SciQuest, Inc.                            2,040      31,355       0.0%
*   Seachange International, Inc.            22,574     151,472       0.0%
#   Seagate Technology P.L.C.                60,324   3,542,225       0.1%
*   Semtech Corp.                            40,160     935,326       0.0%
#*  ServiceNow, Inc.                          3,403     254,749       0.0%
*   ShoreTel, Inc.                           42,758     297,596       0.0%
#*  Shutterstock, Inc.                        7,832     528,582       0.0%
*   Sigma Designs, Inc.                      33,813     270,166       0.0%
#*  Silicon Graphics International Corp.     13,211     107,141       0.0%
*   Silicon Laboratories, Inc.               28,916   1,494,090       0.0%
    Skyworks Solutions, Inc.                112,578  10,385,320       0.2%
*   SMTC Corp.                                8,334      13,084       0.0%
*   SolarWinds, Inc.                         18,290     892,186       0.0%
    Solera Holdings, Inc.                    16,905     820,231       0.0%
*   Sonus Networks, Inc.                     35,395     280,328       0.0%
#*  Speed Commerce, Inc.                     15,685       4,732       0.0%
#*  Splunk, Inc.                              1,842     122,207       0.0%
    SS&C Technologies Holdings, Inc.         46,781   2,814,813       0.1%
*   Stamps.com, Inc.                         10,182     630,164       0.0%
*   StarTek, Inc.                             7,712      63,663       0.0%
#*  Stratasys, Ltd.                          24,699     924,978       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
#*  SunEdison, Inc.                         119,211 $ 3,018,423       0.1%
#*  SunPower Corp.                           65,268   2,100,977       0.1%
#*  Super Micro Computer, Inc.               26,608     765,512       0.0%
*   support.com, Inc.                        26,618      42,056       0.0%
*   Sykes Enterprises, Inc.                  36,456     912,494       0.0%
    Symantec Corp.                          267,272   6,661,755       0.1%
#*  Synaptics, Inc.                          25,985   2,201,449       0.1%
#*  Synchronoss Technologies, Inc.           26,626   1,221,601       0.0%
    SYNNEX Corp.                             28,466   2,177,649       0.1%
*   Synopsys, Inc.                           60,948   2,857,242       0.1%
*   Syntel, Inc.                             23,392   1,053,108       0.0%
*   Tableau Software, Inc. Class A            4,969     486,167       0.0%
#*  Take-Two Interactive Software, Inc.     112,651   2,669,829       0.1%
    TE Connectivity, Ltd.                    85,961   5,720,705       0.1%
#*  Tech Data Corp.                          35,034   1,974,867       0.1%
*   TechTarget, Inc.                          8,856      95,822       0.0%
*   TeleCommunication Systems, Inc. Class A  54,546     170,184       0.0%
#*  Telenav, Inc.                            32,500     271,700       0.0%
    TeleTech Holdings, Inc.                  37,519     973,243       0.0%
#*  Teradata Corp.                           82,689   3,637,489       0.1%
    Teradyne, Inc.                          134,982   2,463,421       0.1%
    Tessco Technologies, Inc.                 5,854     147,931       0.0%
    Tessera Technologies, Inc.               37,392   1,350,225       0.0%
    Texas Instruments, Inc.                  99,015   5,367,603       0.1%
    TheStreet, Inc.                          12,656      22,781       0.0%
*   TiVo, Inc.                               28,591     315,931       0.0%
    Total System Services, Inc.             129,183   5,110,479       0.1%
    Transact Technologies, Inc.               5,300      27,136       0.0%
#*  Trimble Navigation, Ltd.                 52,092   1,324,700       0.0%
#*  TTM Technologies, Inc.                   63,812     596,642       0.0%
*   Tyler Technologies, Inc.                 18,173   2,216,197       0.1%
#*  Ultimate Software Group, Inc. (The)       6,315   1,049,679       0.0%
*   Ultra Clean Holdings, Inc.               17,635     105,986       0.0%
#*  Ultratech, Inc.                          19,800     395,208       0.0%
*   Unisys Corp.                             29,111     633,746       0.0%
*   United Online, Inc.                       9,323     147,583       0.0%
*   Unwired Planet, Inc.                     24,541      14,487       0.0%
*   Vantiv, Inc. Class A                     62,995   2,463,104       0.1%
#*  VASCO Data Security International, Inc.   7,646     194,361       0.0%
*   Veeco Instruments, Inc.                  28,008     826,516       0.0%
#*  VeriFone Systems, Inc.                   67,388   2,410,469       0.1%
*   Verint Systems, Inc.                     30,460   1,871,158       0.0%
#*  VeriSign, Inc.                           14,100     895,491       0.0%
#*  ViaSat, Inc.                             27,869   1,675,484       0.0%
*   Viasystems Group, Inc.                   10,620     188,824       0.0%
*   Video Display Corp.                       3,247       4,968       0.0%
*   Virtusa Corp.                            21,489     855,262       0.0%
#   Visa, Inc. Class A                      285,324  18,845,650       0.4%
    Vishay Intertechnology, Inc.            131,644   1,669,246       0.0%
*   Vishay Precision Group, Inc.             10,529     150,249       0.0%
*   VMware, Inc. Class A                      3,400     299,540       0.0%
    Wayside Technology Group, Inc.            3,335      59,530       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Information Technology -- (Continued)
#*  Web.com Group, Inc.                     31,662 $    581,631       0.0%
#*  WebMD Health Corp.                      17,467      771,168       0.0%
*   Westell Technologies, Inc. Class A      24,316       29,179       0.0%
    Western Digital Corp.                   69,975    6,839,356       0.1%
#   Western Union Co. (The)                 77,412    1,569,915       0.0%
#*  WEX, Inc.                               27,393    3,087,465       0.1%
#*  Workday, Inc. Class A                    1,120      102,155       0.0%
*   Xcerra Corp.                            31,104      305,752       0.0%
    Xerox Corp.                            576,168    6,625,932       0.1%
    Xilinx, Inc.                            95,771    4,152,631       0.1%
*   XO Group, Inc.                          17,814      289,656       0.0%
*   Yahoo!, Inc.                           119,898    5,103,458       0.1%
#*  Yelp, Inc.                               3,177      125,142       0.0%
#*  Zebra Technologies Corp. Class A        35,863    3,302,265       0.1%
#*  Zillow Group, Inc. Class A               2,370      231,407       0.0%
#*  Zix Corp.                               36,892      157,160       0.0%
#*  Zynga, Inc. Class A                    476,391    1,167,158       0.0%
                                                   ------------      ----
Total Information Technology                        907,254,580      16.5%
                                                   ------------      ----
Materials -- (4.6%)
    A Schulman, Inc.                        20,711      879,182       0.0%
*   AEP Industries, Inc.                     6,057      303,456       0.0%
    Air Products & Chemicals, Inc.          23,298    3,341,632       0.1%
    Airgas, Inc.                            39,801    4,031,045       0.1%
    Albemarle Corp.                         59,580    3,556,926       0.1%
    Alcoa, Inc.                            436,526    5,858,179       0.1%
#   Allegheny Technologies, Inc.            65,699    2,233,109       0.1%
#*  AM Castle & Co.                         13,330       52,254       0.0%
#   American Vanguard Corp.                 17,423      190,085       0.0%
    Ampco-Pittsburgh Corp.                   4,586       73,330       0.0%
    Aptargroup, Inc.                        46,688    2,897,924       0.1%
    Ashland, Inc.                           34,927    4,413,376       0.1%
    Avery Dennison Corp.                    84,684    4,707,584       0.1%
    Axiall Corp.                            42,185    1,721,148       0.0%
#   Balchem Corp.                           16,833      882,386       0.0%
    Ball Corp.                              22,000    1,615,020       0.0%
    Bemis Co., Inc.                         93,726    4,217,670       0.1%
*   Berry Plastics Group, Inc.              47,417    1,622,610       0.0%
*   Boise Cascade Co.                       25,962      900,881       0.0%
#   Cabot Corp.                             45,400    1,940,396       0.0%
    Calgon Carbon Corp.                     38,212      847,924       0.0%
#   Carpenter Technology Corp.              33,193    1,435,597       0.0%
    Celanese Corp. Series A                 81,762    5,425,726       0.1%
#*  Century Aluminum Co.                    69,737      898,910       0.0%
    CF Industries Holdings, Inc.            30,186    8,677,569       0.2%
    Chase Corp.                              4,385      157,027       0.0%
*   Chemtura Corp.                          69,113    2,082,375       0.0%
*   Clearwater Paper Corp.                  15,020      960,829       0.0%
    Commercial Metals Co.                  100,403    1,666,690       0.0%
    Compass Minerals International, Inc.    22,675    2,002,883       0.0%
#*  Contango ORE, Inc.                         780        3,830       0.0%
*   Core Molding Technologies, Inc.          4,878      106,731       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Materials -- (Continued)
*   Crown Holdings, Inc.                     19,066 $ 1,034,521       0.0%
    Cytec Industries, Inc.                   61,070   3,376,560       0.1%
#   Deltic Timber Corp.                       7,018     449,152       0.0%
    Domtar Corp.                             46,542   2,011,545       0.0%
    Dow Chemical Co. (The)                  307,167  15,665,517       0.3%
    Eagle Materials, Inc.                    28,380   2,366,608       0.1%
    Eastman Chemical Co.                     86,515   6,594,173       0.1%
    Ecolab, Inc.                             32,435   3,632,071       0.1%
    EI du Pont de Nemours & Co.             119,246   8,728,807       0.2%
*   Ferro Corp.                             136,526   1,841,736       0.0%
#*  Flotek Industries, Inc.                  30,204     431,615       0.0%
    FMC Corp.                                21,044   1,248,120       0.0%
    Freeport-McMoRan, Inc.                  275,365   6,407,744       0.1%
    Friedman Industries, Inc.                 5,121      32,933       0.0%
    FutureFuel Corp.                         30,554     332,122       0.0%
#*  General Moly, Inc.                       25,481      20,155       0.0%
    Globe Specialty Metals, Inc.             50,278   1,001,538       0.0%
    Graphic Packaging Holding Co.           286,072   4,033,615       0.1%
#   Greif, Inc. Class A                      19,471     793,638       0.0%
#   Greif, Inc. Class B                       8,861     423,556       0.0%
*   Handy & Harman, Ltd.                        628      22,250       0.0%
    Hawkins, Inc.                             6,748     266,209       0.0%
    Haynes International, Inc.                6,462     287,365       0.0%
    HB Fuller Co.                            36,688   1,532,458       0.0%
*   Headwaters, Inc.                         49,356     867,678       0.0%
#   Hecla Mining Co.                        105,137     317,514       0.0%
#*  Horsehead Holding Corp.                  39,261     586,952       0.0%
    Huntsman Corp.                          197,626   4,555,279       0.1%
    Innophos Holdings, Inc.                  18,488     976,906       0.0%
    Innospec, Inc.                           16,438     718,341       0.0%
    International Flavors & Fragrances,
      Inc.                                    9,876   1,133,271       0.0%
    International Paper Co.                 124,700   6,698,884       0.1%
#*  Intrepid Potash, Inc.                    38,396     481,102       0.0%
    Kaiser Aluminum Corp.                    12,565   1,009,849       0.0%
    KapStone Paper and Packaging Corp.      101,107   2,825,941       0.1%
    KMG Chemicals, Inc.                       7,438     217,785       0.0%
    Koppers Holdings, Inc.                   11,881     267,085       0.0%
*   Kraton Performance Polymers, Inc.        13,576     306,003       0.0%
    Kronos Worldwide, Inc.                   33,276     447,562       0.0%
#*  Louisiana-Pacific Corp.                  95,527   1,455,831       0.0%
#*  LSB Industries, Inc.                     19,653     833,484       0.0%
    LyondellBasell Industries NV Class A     71,433   7,394,744       0.1%
    Martin Marietta Materials, Inc.          26,724   3,812,179       0.1%
    Materion Corp.                           17,761     710,262       0.0%
#*  McEwen Mining, Inc.                       5,410       5,410       0.0%
    MeadWestvaco Corp.                       98,891   4,825,881       0.1%
*   Mercer International, Inc.               30,357     434,105       0.0%
    Minerals Technologies, Inc.              24,648   1,669,409       0.0%
    Monsanto Co.                             37,757   4,302,788       0.1%
    Mosaic Co. (The)                        113,642   5,000,248       0.1%
    Myers Industries, Inc.                   28,865     466,747       0.0%
    Neenah Paper, Inc.                       16,390     991,103       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                            SHARES    VALUE+   OF NET ASSETS**
                                            ------- ---------- ---------------
Materials -- (Continued)
#   NewMarket Corp.                           6,400 $2,860,160       0.1%
    Newmont Mining Corp.                    196,228  5,198,080       0.1%
    Noranda Aluminum Holding Corp.           44,811    149,669       0.0%
*   Northern Technologies International
      Corp.                                     929     16,090       0.0%
    Nucor Corp.                              88,812  4,339,354       0.1%
#   Olin Corp.                               61,885  1,827,464       0.0%
#   Olympic Steel, Inc.                       7,202     78,862       0.0%
    OM Group, Inc.                           21,791    654,602       0.0%
*   OMNOVA Solutions, Inc.                   31,590    252,404       0.0%
*   Owens-Illinois, Inc.                    135,793  3,246,811       0.1%
    Packaging Corp. of America               48,495  3,355,369       0.1%
    PH Glatfelter Co.                        31,106    771,429       0.0%
*   Platform Specialty Products Corp.        32,700    880,938       0.0%
    PolyOne Corp.                            73,040  2,852,212       0.1%
    PPG Industries, Inc.                     10,790  2,390,632       0.1%
    Praxair, Inc.                            32,224  3,929,072       0.1%
    Quaker Chemical Corp.                     9,178    763,793       0.0%
    Reliance Steel & Aluminum Co.            49,302  3,190,825       0.1%
#*  Rentech, Inc.                            69,429     83,315       0.0%
*   Resolute Forest Products, Inc.            4,347     67,031       0.0%
    Rock-Tenn Co. Class A                    74,123  4,668,267       0.1%
#   Royal Gold, Inc.                         41,571  2,682,577       0.1%
    RPM International, Inc.                  64,283  3,056,014       0.1%
#*  RTI International Metals, Inc.           17,966    676,420       0.0%
    Schnitzer Steel Industries, Inc.
      Class A                                14,470    252,067       0.0%
    Schweitzer-Mauduit International, Inc.   20,896    923,812       0.0%
    Scotts Miracle-Gro Co. (The) Class A     31,653  2,041,935       0.0%
    Sealed Air Corp.                         75,798  3,456,389       0.1%
    Sensient Technologies Corp.              32,867  2,148,187       0.0%
    Sherwin-Williams Co. (The)                8,800  2,446,400       0.1%
    Sigma-Aldrich Corp.                       9,500  1,319,740       0.0%
    Silgan Holdings, Inc.                    38,967  2,099,152       0.0%
    Sonoco Products Co.                      65,115  2,909,989       0.1%
#   Southern Copper Corp.                    11,634    379,036       0.0%
    Steel Dynamics, Inc.                    179,955  3,982,404       0.1%
    Stepan Co.                               14,992    763,543       0.0%
#*  Stillwater Mining Co.                    82,167  1,103,503       0.0%
    SunCoke Energy, Inc.                     55,862    979,261       0.0%
    Synalloy Corp.                            4,403     65,032       0.0%
    TimkenSteel Corp.                        28,643    836,089       0.0%
*   Trecora Resources                        10,556    126,672       0.0%
    Tredegar Corp.                           14,988    306,804       0.0%
    Tronox, Ltd. Class A                     36,011    754,430       0.0%
    United States Lime & Minerals, Inc.       3,394    224,004       0.0%
#   United States Steel Corp.                97,305  2,337,266       0.1%
#*  Universal Stainless & Alloy Products,
      Inc.                                    3,717     78,057       0.0%
#*  US Concrete, Inc.                         1,071     38,877       0.0%
    Valspar Corp. (The)                      39,280  3,185,608       0.1%
    Vulcan Materials Co.                     35,138  3,005,002       0.1%
#   Wausau Paper Corp.                       27,942    260,419       0.0%
    Westlake Chemical Corp.                  79,109  6,168,920       0.1%
#   Worthington Industries, Inc.             56,717  1,533,061       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Materials -- (Continued)
#*     WR Grace & Co.                       16,004 $  1,547,907       0.0%
       Zep, Inc.                            14,727      292,773       0.0%
                                                   ------------       ---
Total Materials                                     279,108,364       5.1%
                                                   ------------       ---
Other -- (0.0%)
(o)#*  Gerber Scientific, Inc. Escrow
         Shares                             12,557           --       0.0%
                                                   ------------       ---
Real Estate Investment Trusts -- (0.1%)
*      Communications Sales & Leasing,
         Inc.                              113,312    3,408,437       0.1%
       Lamar Advertising Co. Class A        32,452    1,880,918       0.0%
*      Transcontinental Realty
         Investors, Inc.                       860        9,288       0.0%
                                                   ------------       ---
Total Real Estate Investment Trusts                   5,298,643       0.1%
                                                   ------------       ---
Telecommunication Services -- (2.3%)
#*     8x8, Inc.                            29,171      254,663       0.0%
*      Alaska Communications Systems
         Group, Inc.                         6,824       15,559       0.0%
*      Alteva                                2,937       20,764       0.0%
       AT&T, Inc.                        1,790,892   62,036,499       1.1%
       Atlantic Tele-Network, Inc.          10,116      667,858       0.0%
#*     Boingo Wireless, Inc.                17,338      143,212       0.0%
#      CenturyLink, Inc.                   189,153    6,801,942       0.1%
*      Cincinnati Bell, Inc.               134,316      460,704       0.0%
#      Cogent Communications Holdings,
         Inc.                               26,826      938,642       0.0%
#      Consolidated Communications
         Holdings, Inc.                     47,817    1,007,504       0.0%
*      FairPoint Communications, Inc.          658       12,976       0.0%
#      Frontier Communications Corp.       690,273    4,735,273       0.1%
*      General Communication, Inc.
         Class A                            41,549      658,967       0.0%
#*     Hawaiian Telcom Holdco, Inc.            958       25,234       0.0%
       IDT Corp. Class B                    27,659      471,033       0.0%
       Inteliquent, Inc.                    40,522      770,323       0.0%
#*     Intelsat SA                          17,716      223,044       0.0%
#*     Iridium Communications, Inc.         44,017      447,653       0.0%
*      Level 3 Communications, Inc.         78,540    4,393,528       0.1%
       Lumos Networks Corp.                 18,448      260,855       0.0%
#      NTELOS Holdings Corp.                 6,056       35,185       0.0%
#*     ORBCOMM, Inc.                        44,132      265,675       0.0%
*      Premiere Global Services, Inc.       33,866      345,772       0.0%
*      SBA Communications Corp. Class A     21,982    2,545,955       0.1%
       Shenandoah Telecommunications Co.    34,948    1,204,308       0.0%
       Spok Holdings, Inc.                  18,161      341,881       0.0%
#*     Sprint Corp.                        110,821      568,512       0.0%
#*     Straight Path Communications,
         Inc. Class B                        7,493      156,604       0.0%
*      T-Mobile US, Inc.                    52,079    1,772,769       0.1%
       Telephone & Data Systems, Inc.       73,452    1,961,903       0.1%
*      United States Cellular Corp.         14,338      529,502       0.0%
       Verizon Communications, Inc.        806,877   40,698,876       0.8%
*      Vonage Holdings Corp.               144,148      667,405       0.0%
*      Windstream Holdings, Inc.            94,427    1,102,909       0.0%
                                                   ------------       ---
Total Telecommunication Services                    136,543,489       2.5%
                                                   ------------       ---
Utilities -- (1.8%)
       AES Corp.                           142,171    1,883,766       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Utilities -- (Continued)
    AGL Resources, Inc.                       39,438 $1,982,548       0.1%
#   ALLETE, Inc.                              25,677  1,291,553       0.0%
    Alliant Energy Corp.                      12,946    782,845       0.0%
    Ameren Corp.                              20,791    851,183       0.0%
    American Electric Power Co., Inc.         28,000  1,592,360       0.0%
    American States Water Co.                 22,084    847,805       0.0%
    American Water Works Co., Inc.            14,653    798,882       0.0%
#   Aqua America, Inc.                        60,722  1,628,564       0.0%
    Artesian Resources Corp. Class A           4,253     91,610       0.0%
    Atmos Energy Corp.                        35,933  1,940,382       0.1%
    Avista Corp.                              36,964  1,205,766       0.0%
    Black Hills Corp.                         25,864  1,274,837       0.0%
    California Water Service Group            26,497    632,483       0.0%
*   Calpine Corp.                            215,349  4,696,762       0.1%
    CenterPoint Energy, Inc.                  32,446    680,393       0.0%
    Chesapeake Utilities Corp.                10,263    490,366       0.0%
    Cleco Corp.                               21,400  1,163,090       0.0%
    CMS Energy Corp.                          35,800  1,214,694       0.0%
    Connecticut Water Service, Inc.            6,680    240,480       0.0%
#   Consolidated Edison, Inc.                 33,446  2,058,601       0.1%
    Consolidated Water Co., Ltd.               8,030     96,440       0.0%
    Delta Natural Gas Co., Inc.                2,958     58,273       0.0%
    Dominion Resources, Inc.                  36,611  2,624,276       0.1%
    DTE Energy Co.                            18,833  1,499,672       0.0%
    Duke Energy Corp.                         45,669  3,542,544       0.1%
*   Dynegy, Inc.                              83,541  2,779,409       0.1%
    Edison International                      18,676  1,138,115       0.0%
    El Paso Electric Co.                      22,995    855,644       0.0%
    Empire District Electric Co. (The)        25,521    601,530       0.0%
    Entergy Corp.                             18,955  1,462,947       0.0%
    Eversource Energy                         34,541  1,684,219       0.1%
    Exelon Corp.                              44,655  1,519,163       0.0%
    FirstEnergy Corp.                         40,768  1,463,979       0.0%
    Gas Natural, Inc.                          5,877     58,770       0.0%
    Genie Energy, Ltd. Class B                12,764    181,759       0.0%
    Great Plains Energy, Inc.                 55,224  1,445,764       0.0%
    Hawaiian Electric Industries, Inc.        43,152  1,350,658       0.0%
    IDACORP, Inc.                             27,260  1,644,596       0.1%
    Integrys Energy Group, Inc.               19,386  1,417,117       0.0%
    ITC Holdings Corp.                        53,378  1,921,608       0.1%
    Laclede Group, Inc. (The)                 23,955  1,243,983       0.0%
    MDU Resources Group, Inc.                 34,636    772,036       0.0%
    MGE Energy, Inc.                          18,560    769,869       0.0%
    Middlesex Water Co.                       10,103    230,045       0.0%
#   National Fuel Gas Co.                     28,781  1,854,935       0.1%
    New Jersey Resources Corp.                49,762  1,518,239       0.0%
    NextEra Energy, Inc.                      27,670  2,792,733       0.1%
    NiSource, Inc.                            32,385  1,406,157       0.0%
#   Northwest Natural Gas Co.                 14,891    695,410       0.0%
    NorthWestern Corp.                        27,500  1,432,475       0.0%
    NRG Energy, Inc.                          85,540  2,159,030       0.1%
#   NRG Yield, Inc. Class A                   11,313    556,600       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
Utilities -- (Continued)
       OGE Energy Corp.                   25,200 $      823,536        0.0%
#      ONE Gas, Inc.                      29,343      1,231,526        0.0%
       Ormat Technologies, Inc.           24,692        903,480        0.0%
       Otter Tail Corp.                   20,377        609,476        0.0%
       Pepco Holdings, Inc.               32,515        844,740        0.0%
       PG&E Corp.                         25,495      1,349,195        0.0%
       Piedmont Natural Gas Co., Inc.     30,525      1,142,856        0.0%
       Pinnacle West Capital Corp.        12,900        789,480        0.0%
       PNM Resources, Inc.                45,661      1,268,463        0.0%
#      Portland General Electric Co.      45,881      1,613,176        0.0%
       PPL Corp.                          33,276      1,132,382        0.0%
       Public Service Enterprise
         Group, Inc.                      50,049      2,079,035        0.1%
       Questar Corp.                      96,766      2,268,195        0.1%
       RGC Resources, Inc.                   678         14,170        0.0%
#      SCANA Corp.                        12,231        647,998        0.0%
       Sempra Energy                      13,480      1,431,172        0.0%
       SJW Corp.                          14,096        412,308        0.0%
       South Jersey Industries, Inc.      19,142      1,009,740        0.0%
       Southern Co. (The)                 56,591      2,506,981        0.1%
       Southwest Gas Corp.                26,756      1,471,580        0.0%
       TECO Energy, Inc.                  84,049      1,592,729        0.0%
       UGI Corp.                         135,016      4,699,907        0.1%
       UIL Holdings Corp.                 31,899      1,591,122        0.0%
       Unitil Corp.                        9,462        323,600        0.0%
       Vectren Corp.                      28,804      1,243,469        0.0%
#      Westar Energy, Inc.                46,915      1,766,350        0.1%
       WGL Holdings, Inc.                 29,383      1,616,359        0.0%
#      Wisconsin Energy Corp.             20,418      1,002,932        0.0%
       Xcel Energy, Inc.                  57,243      1,941,110        0.1%
       York Water Co. (The)                5,802        145,978        0.0%
                                                 --------------      -----
Total Utilities                                     109,600,010        2.0%
                                                 --------------      -----
TOTAL COMMON STOCKS                               5,434,062,646       99.1%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Community Health Systems,
         Inc. Rights 01/04/16            137,366          2,212        0.0%
(o)*   Furiex Pharmaceuticals
         Contingent Value Rights           5,764         56,314        0.0%
(o)*   Leap Wireless International,
         Inc. Contingent Value Rights     42,008        105,860        0.0%
(o)#*  Magnum Hunter Resources Corp.
         Warrants 04/15/16                 9,520             --        0.0%
(o)*   Safeway Casa Ley Contingent
         Value Rights                     95,306         96,726        0.0%
(o)*   Safeway PDC, LLC Contingent
         Value Rights                     95,306          4,651        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                   265,763        0.0%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.7%)
*      State Street Institutional
         Liquid Reserves, 0.098%      41,306,894     41,306,894        0.8%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@   DFA Short Term Investment Fund 48,912,005    565,911,903       10.3%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,855,617,484)                          $6,041,547,206      110.2%
                                                 ==============      =====

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $  848,010,812           --   --    $  848,010,812
   Consumer Staples             322,945,456           --   --       322,945,456
   Energy                       500,622,499           --   --       500,622,499
   Financials                   916,779,915           --   --       916,779,915
   Health Care                  609,398,046           --   --       609,398,046
   Industrials                  798,500,832           --   --       798,500,832
   Information Technology       907,254,580           --   --       907,254,580
   Materials                    279,108,364           --   --       279,108,364
   Other                                 --           --   --                --
   Real Estate Investment
     Trusts                       5,298,643           --   --         5,298,643
   Telecommunication
     Services                   136,543,489           --   --       136,543,489
   Utilities                    109,600,010           --   --       109,600,010
Rights/Warrants                          -- $    265,763   --           265,763
Temporary Cash Investments       41,306,894           --   --        41,306,894
Securities Lending
  Collateral                             --  565,911,903   --       565,911,903
                             -------------- ------------   --    --------------
TOTAL                        $5,475,369,540 $566,177,666   --    $6,041,547,206
                             ============== ============   ==    ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (95.2%)

AUSTRALIA -- (6.1%)
     Adelaide Brighton, Ltd.                28,536 $    101,658       0.0%
     Alumina, Ltd.                       1,472,416    1,786,701       0.1%
     Alumina, Ltd. Sponsored ADR            39,590      190,792       0.0%
     AMP, Ltd.                             100,582      509,495       0.0%
     Asciano, Ltd.                       1,426,870    7,413,894       0.2%
     Aurizon Holdings, Ltd.                 56,399      215,311       0.0%
     Bank of Queensland, Ltd.              224,669    2,307,112       0.1%
     Bendigo & Adelaide Bank, Ltd.         326,386    3,106,885       0.1%
     BHP Billiton, Ltd.                    538,733   13,757,286       0.4%
  #  BHP Billiton, Ltd. Sponsored ADR      523,438   26,847,135       0.8%
     BlueScope Steel, Ltd.                  59,823      164,604       0.0%
     Boral, Ltd.                           596,037    2,969,096       0.1%
     Caltex Australia, Ltd.                 13,525      377,210       0.0%
     CIMIC Group, Ltd.                      14,190      234,983       0.0%
     Downer EDI, Ltd.                      138,773      482,558       0.0%
     Echo Entertainment Group, Ltd.        370,129    1,321,566       0.1%
     Fairfax Media, Ltd.                    52,779       43,427       0.0%
  #  Fortescue Metals Group, Ltd.          631,268    1,066,410       0.0%
     GrainCorp, Ltd. Class A                43,273      337,333       0.0%
     Harvey Norman Holdings, Ltd.          349,578    1,212,346       0.0%
     Incitec Pivot, Ltd.                 1,450,062    4,553,947       0.2%
     Lend Lease Group                      310,226    3,919,791       0.1%
     Macquarie Group, Ltd.                 397,965   24,384,316       0.7%
     National Australia Bank, Ltd.         487,519   14,116,292       0.4%
  *  Newcrest Mining, Ltd.                 384,060    4,305,112       0.1%
     Oil Search, Ltd.                       20,059      127,346       0.0%
     Orica, Ltd.                            62,540      991,113       0.0%
     Origin Energy, Ltd.                   278,067    2,779,469       0.1%
     Primary Health Care, Ltd.             272,267    1,065,649       0.0%
  *  Qantas Airways, Ltd.                  930,840    2,488,079       0.1%
     QBE Insurance Group, Ltd.             569,806    6,145,779       0.2%
     Rio Tinto, Ltd.                       153,201    6,905,884       0.2%
     Santos, Ltd.                        1,133,132    7,379,338       0.2%
     Sims Metal Management, Ltd.             3,982       33,939       0.0%
     Sims Metal Management, Ltd.
       Sponsored ADR                         7,228       60,860       0.0%
     Suncorp Group, Ltd.                   980,042   10,134,978       0.3%
     Tabcorp Holdings, Ltd.                662,550    2,545,301       0.1%
     Tatts Group, Ltd.                   1,411,462    4,496,127       0.1%
     Toll Holdings, Ltd.                   754,060    5,337,027       0.2%
     Treasury Wine Estates, Ltd.           351,661    1,542,302       0.1%
     Wesfarmers, Ltd.                      656,558   22,631,104       0.7%
     Woodside Petroleum, Ltd.              682,377   18,818,047       0.6%
                                                   ------------       ---
TOTAL AUSTRALIA                                     209,207,602       6.3%
                                                   ------------       ---
AUSTRIA -- (0.1%)
     Erste Group Bank AG                   108,153    3,053,549       0.1%
     OMV AG                                 31,375    1,044,275       0.0%
     Raiffeisen Bank International AG        4,717       78,304       0.0%
                                                   ------------       ---
TOTAL AUSTRIA                                         4,176,128       0.1%
                                                   ------------       ---

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
BELGIUM -- (1.5%)
     Ageas                                  227,139 $ 8,534,115       0.3%
     Colruyt SA                              19,751     933,483       0.0%
     Delhaize Group SA                       99,532   8,012,357       0.2%
     Delhaize Group SA Sponsored ADR         42,400     848,848       0.0%
  *  KBC Groep NV                           197,642  13,003,515       0.4%
     Solvay SA                               69,836  10,283,001       0.3%
     UCB SA                                  86,038   6,197,562       0.2%
     Umicore SA                              61,534   3,058,648       0.1%
                                                    -----------       ---
TOTAL BELGIUM                                        50,871,529       1.5%
                                                    -----------       ---
CANADA -- (7.5%)
     Agnico Eagle Mines, Ltd.                96,241   2,916,102       0.1%
     Agrium, Inc.                            63,645   6,595,531       0.2%
     Bank of Montreal                        85,000   5,550,500       0.2%
     Barrick Gold Corp.                     928,290  12,086,336       0.4%
  *  BlackBerry, Ltd.                        36,453     370,363       0.0%
     Cameco Corp.(13321L108)                159,207   2,798,859       0.1%
     Cameco Corp.(2166160)                   55,352     973,535       0.0%
     Canadian Natural Resources,
       Ltd.(136385101)                      510,531  16,975,156       0.5%
     Canadian Natural Resources,
       Ltd.(2171573)                        440,539  14,638,383       0.4%
     Canadian Oil Sands, Ltd.               213,255   2,317,259       0.1%
     Canadian Tire Corp., Ltd. Class A       93,646   9,918,792       0.3%
  *  Catamaran Corp.                         34,632   2,055,409       0.1%
     Cenovus Energy, Inc.                   153,754   2,893,650       0.1%
     Crescent Point Energy
       Corp.(22576C101)                      99,640   2,600,602       0.1%
     Crescent Point Energy Corp.(B67C8W8)   189,860   4,958,548       0.2%
     E-L Financial Corp., Ltd.                  100      53,046       0.0%
     Eldorado Gold Corp.(2307873)           118,740     591,486       0.0%
     Eldorado Gold Corp.(284902103)         122,985     610,006       0.0%
     Empire Co., Ltd.                        24,896   1,798,744       0.1%
     Enbridge Income Fund Holdings, Inc.      7,687     247,653       0.0%
     Encana Corp.                           929,629  13,210,028       0.4%
     Enerplus Corp.(292766102)               76,246     961,462       0.0%
     Enerplus Corp.(B584T89)                 59,848     756,967       0.0%
     Ensign Energy Services, Inc.            59,000     470,435       0.0%
     Fairfax Financial Holdings, Ltd.        29,376  16,045,407       0.5%
     First Quantum Minerals, Ltd.           596,236   9,132,560       0.3%
     Genworth MI Canada, Inc.                42,919   1,250,396       0.0%
     George Weston, Ltd.                     22,934   1,894,407       0.1%
     Goldcorp, Inc.(380956409)               93,626   1,762,978       0.1%
     Goldcorp, Inc.(2676302)                128,811   2,424,615       0.1%
     Husky Energy, Inc.                     284,928   6,371,618       0.2%
     Industrial Alliance Insurance &
       Financial Services, Inc.              99,488   3,620,819       0.1%
  *  Kinross Gold Corp.                     897,937   2,180,651       0.1%
     Loblaw Cos., Ltd.                        3,130     159,107       0.0%
  *  Lundin Mining Corp.                    248,939   1,237,989       0.0%
     Magna International, Inc.               70,798   3,567,773       0.1%
     Manulife Financial Corp.             1,149,080  20,914,875       0.6%
     Maple Leaf Foods, Inc.                  40,472     776,566       0.0%
  *  MEG Energy Corp.                        36,322     700,549       0.0%
     Osisko Gold Royalties, Ltd.              5,990      80,280       0.0%
     Pacific Rubiales Energy Corp.           32,827     111,011       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
CANADA -- (Continued)
     Pengrowth Energy Corp.                 18,503 $     62,111       0.0%
     Penn West Petroleum, Ltd.             284,034      706,259       0.0%
     Precision Drilling Corp.              111,193      808,373       0.0%
     Sun Life Financial, Inc.              250,463    8,015,231       0.2%
     Suncor Energy, Inc.(867224107)        191,393    6,239,412       0.2%
     Suncor Energy, Inc.(B3NB1P2)        1,078,999   35,137,895       1.1%
     Talisman Energy, Inc.(87425E103)      449,451    3,582,125       0.1%
     Talisman Energy, Inc.(2068299)        794,446    6,341,082       0.2%
     Teck Resources, Ltd. Class B           97,700    1,481,088       0.1%
  #  Thomson Reuters Corp.                 191,430    7,865,052       0.2%
     TMX Group, Ltd.                         7,400      329,795       0.0%
     TransAlta Corp.                       124,983    1,243,097       0.0%
  *  Turquoise Hill Resources,
       Ltd.(900435108)                      62,800      261,248       0.0%
  *  Turquoise Hill Resources,
       Ltd.(B7WJ1F5)                       103,772      435,215       0.0%
     West Fraser Timber Co., Ltd.           31,173    1,603,995       0.1%
     Whitecap Resources, Inc.              284,750    3,528,398       0.1%
     WSP Global, Inc.                       26,658      950,099       0.0%
     Yamana Gold, Inc.                     228,016      871,243       0.0%
                                                   ------------       ---
TOTAL CANADA                                        258,042,171       7.8%
                                                   ------------       ---
DENMARK -- (1.4%)
     AP Moeller - Maersk A.S. Class A        2,092    4,033,157       0.1%
     AP Moeller - Maersk A.S. Class B        5,120   10,161,071       0.3%
     Carlsberg A.S. Class B                 89,501    8,159,675       0.3%
     Danske Bank A.S.                      215,056    6,099,133       0.2%
     FLSmidth & Co. A.S.                     4,302      183,785       0.0%
  *  H Lundbeck A.S.                        17,769      345,625       0.0%
  *  Jyske Bank A.S.                        24,399    1,194,791       0.0%
     Rockwool International A.S. Class B     2,810      372,305       0.0%
     TDC A.S.                              875,646    6,666,649       0.2%
     Vestas Wind Systems A.S.              206,156    9,350,710       0.3%
                                                   ------------       ---
TOTAL DENMARK                                        46,566,901       1.4%
                                                   ------------       ---
FINLAND -- (0.8%)
     Fortum Oyj                            528,812   10,442,665       0.3%
  #  Kesko Oyj Class B                      32,608    1,332,323       0.0%
  #  Neste Oil Oyj                          72,753    1,978,739       0.1%
  #  Stora Enso Oyj Class R                573,012    6,029,960       0.2%
     UPM-Kymmene Oyj                       370,894    6,711,161       0.2%
                                                   ------------       ---
TOTAL FINLAND                                        26,494,848       0.8%
                                                   ------------       ---
FRANCE -- (9.4%)
     AXA SA                                949,984   24,021,140       0.7%
     AXA SA Sponsored ADR                  394,508    9,933,711       0.3%
     BNP Paribas SA                        637,816   40,278,890       1.2%
  *  Bollore SA(BQR9N80)                     2,800       15,563       0.0%
     Bollore SA(4572709)                   603,400    3,448,458       0.1%
  #  Bouygues SA                           226,647    9,357,049       0.3%
     Casino Guichard Perrachon SA           64,289    5,684,915       0.2%
  *  CGG SA Sponsored ADR                   27,619      196,647       0.0%
     Cie de Saint-Gobain                   552,931   25,129,103       0.8%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
FRANCE -- (Continued)
    Cie Generale des Etablissements
      Michelin                              74,433 $  8,300,456       0.3%
#   CNP Assurances                         127,968    2,300,028       0.1%
    Credit Agricole SA                     243,305    3,785,423       0.1%
    Eiffage SA                              16,826    1,026,089       0.0%
    Electricite de France SA               188,405    4,793,940       0.1%
#   GDF Suez                             1,112,207   22,629,395       0.7%
#   Lafarge SA                             131,130    9,567,883       0.3%
    Lagardere SCA                           24,208      777,098       0.0%
    Natixis SA                             644,051    5,331,108       0.2%
    Orange SA                            1,431,646   23,581,089       0.7%
*   Peugeot SA                             415,960    7,863,977       0.2%
#   Renault SA                             255,508   26,883,956       0.8%
    Rexel SA                               191,445    3,608,094       0.1%
    SCOR SE                                103,814    3,736,446       0.1%
    Societe Generale SA                    548,723   27,433,220       0.8%
    STMicroelectronics NV                  664,188    5,297,282       0.2%
    Total SA                               459,994   24,908,652       0.7%
    Vallourec SA                            11,306      266,605       0.0%
    Vivendi SA                             811,528   20,343,939       0.6%
                                                   ------------       ---
TOTAL FRANCE                                        320,500,156       9.6%
                                                   ------------       ---
GERMANY -- (7.1%)
#   Allianz SE                             217,369   36,999,384       1.1%
    Allianz SE ADR                         716,588   12,325,314       0.4%
    Bayerische Motoren Werke AG            246,260   29,049,960       0.9%
    Celesio AG                              29,442      873,675       0.0%
*   Commerzbank AG                         401,297    5,413,851       0.2%
    Daimler AG                             735,745   70,739,433       2.1%
    Deutsche Bank AG(5750355)              215,377    6,888,151       0.2%
    Deutsche Bank AG(D18190898)            248,570    7,979,097       0.2%
*   Deutsche Lufthansa AG                  271,471    3,744,030       0.1%
    E.ON SE                                390,997    6,087,042       0.2%
    Fraport AG Frankfurt Airport
      Services Worldwide                    36,156    2,286,835       0.1%
#   Hannover Rueck SE                       25,662    2,608,560       0.1%
    HeidelbergCement AG                    118,172    9,070,931       0.3%
    K+S AG                                 159,941    5,213,984       0.1%
    Metro AG                               183,545    6,652,565       0.2%
#   Muenchener
      Rueckversicherungs-Gesellschaft AG   112,068   21,875,396       0.6%
    Osram Licht AG                          25,431    1,339,803       0.0%
#   RWE AG                                 174,770    4,342,933       0.1%
*   Talanx AG                               56,154    1,786,293       0.1%
    Telefonica Deutschland Holding AG      416,028    2,578,382       0.1%
    Volkswagen AG                           20,821    5,274,244       0.2%
    Wacker Chemie AG                         4,761      590,499       0.0%
                                                   ------------       ---
TOTAL GERMANY                                       243,720,362       7.3%
                                                   ------------       ---
HONG KONG -- (2.9%)
    Cathay Pacific Airways, Ltd.         1,226,000    3,153,849       0.1%
    CK Hutchison Holdings, Ltd.            165,000    3,574,960       0.1%
*   FIH Mobile, Ltd.                     1,469,000      779,176       0.0%
    Guoco Group, Ltd.                        6,000       73,457       0.0%
    Hang Lung Group, Ltd.                  394,000    2,088,536       0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
HONG KONG -- (Continued)
    Hang Lung Properties, Ltd.             978,000 $  3,299,894       0.1%
    Henderson Land Development Co.,
      Ltd.                                 416,821    3,352,428       0.1%
    Hongkong & Shanghai Hotels (The)       405,418      594,235       0.0%
    Hopewell Holdings, Ltd.                421,331    1,617,672       0.0%
    Hutchison Whampoa, Ltd.              1,722,000   25,272,013       0.8%
    Kerry Logistics Network, Ltd.          140,250      225,516       0.0%
    Kerry Properties, Ltd.                 403,000    1,634,380       0.1%
    MTR Corp., Ltd.                        365,407    1,788,819       0.1%
    New World Development Co., Ltd.      7,080,916    9,373,615       0.3%
    NWS Holdings, Ltd.                     252,618      426,111       0.0%
    Orient Overseas International, Ltd.    229,048    1,404,305       0.0%
    Shangri-La Asia, Ltd.                1,412,000    2,145,171       0.1%
    Sino Land Co., Ltd.                  1,285,241    2,264,503       0.1%
    Sun Hung Kai Properties, Ltd.        1,018,434   16,927,774       0.5%
    Swire Pacific, Ltd. Class A            354,500    4,785,782       0.1%
    Swire Pacific, Ltd. Class B            147,500      375,541       0.0%
    Tsim Sha Tsui Properties, Ltd.         259,630      770,110       0.0%
    Wharf Holdings, Ltd. (The)           1,130,000    8,163,564       0.2%
    Wheelock & Co., Ltd.                 1,122,000    6,296,266       0.2%
    Yue Yuen Industrial Holdings, Ltd.      40,500      152,844       0.0%
                                                   ------------       ---
TOTAL HONG KONG                                     100,540,521       3.0%
                                                   ------------       ---
IRELAND -- (0.2%)
*   Bank of Ireland                     12,997,360    5,024,437       0.2%
*   Bank of Ireland Sponsored ADR           36,719      559,597       0.0%
    CRH P.L.C. Sponsored ADR                25,104      701,657       0.0%
                                                   ------------       ---
TOTAL IRELAND                                         6,285,691       0.2%
                                                   ------------       ---
ISRAEL -- (0.4%)
    Azrieli Group                           10,926      471,364       0.0%
    Bank Hapoalim BM                       927,212    4,637,874       0.1%
*   Bank Leumi Le-Israel BM                935,387    3,635,514       0.1%
    Elbit Systems, Ltd.                        908       70,315       0.0%
*   Israel Discount Bank, Ltd. Class A     499,851      878,095       0.0%
*   Mizrahi Tefahot Bank, Ltd.             123,819    1,384,916       0.1%
    NICE Systems, Ltd. Sponsored ADR         2,302      137,775       0.0%
    Paz Oil Co., Ltd.                          270       41,302       0.0%
    Teva Pharmaceutical Industries,
      Ltd. Sponsored ADR                    29,587    1,787,647       0.1%
                                                   ------------       ---
TOTAL ISRAEL                                         13,044,802       0.4%
                                                   ------------       ---
ITALY -- (1.2%)
*   Banca Monte dei Paschi di Siena SpA    349,891      215,641       0.0%
*   Banco Popolare SC                      225,148    3,559,469       0.1%
    Eni SpA                                170,711    3,275,236       0.1%
    Intesa Sanpaolo SpA                    216,194      726,304       0.0%
    Mediobanca SpA                         312,659    3,035,157       0.1%
*   Telecom Italia SpA                   1,653,499    1,951,570       0.1%
*   Telecom Italia SpA Sponsored ADR       191,479    2,249,878       0.1%
    UniCredit SpA                        2,272,448   16,311,920       0.5%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
ITALY -- (Continued)
    Unione di Banche Italiane SCPA        1,053,933 $ 8,365,458       0.2%
                                                    -----------       ---
TOTAL ITALY                                          39,690,633       1.2%
                                                    -----------       ---
JAPAN -- (21.0%)
    77 Bank, Ltd. (The)                     247,000   1,425,482       0.0%
    Aeon Co., Ltd.                          890,100  11,073,620       0.3%
    Aisin Seiki Co., Ltd.                   150,300   6,872,908       0.2%
    Alfresa Holdings Corp.                  118,300   1,772,926       0.1%
    Amada Holdings Co., Ltd.                248,000   2,502,629       0.1%
    Aoyama Trading Co., Ltd.                 22,400     774,775       0.0%
    Asahi Glass Co., Ltd.                   696,000   4,684,051       0.1%
    Asahi Kasei Corp.                     1,548,000  14,576,941       0.4%
    Asatsu-DK, Inc.                           5,000     137,479       0.0%
    Autobacs Seven Co., Ltd.                 34,800     542,028       0.0%
    Azbil Corp.                               2,900      76,392       0.0%
    Bank of Kyoto, Ltd. (The)               148,000   1,613,421       0.1%
    Bank of Yokohama, Ltd. (The)            939,000   5,959,424       0.2%
    Brother Industries, Ltd.                 66,300   1,054,862       0.0%
    Canon Marketing Japan, Inc.              39,500     741,995       0.0%
    Chiba Bank, Ltd. (The)                  463,000   3,805,126       0.1%
    Chugoku Bank, Ltd. (The)                112,200   1,802,620       0.1%
    Citizen Holdings Co., Ltd.              180,100   1,425,255       0.0%
    Coca-Cola East Japan Co., Ltd.           18,900     353,186       0.0%
    Coca-Cola West Co., Ltd.                 42,400     674,578       0.0%
    COMSYS Holdings Corp.                    30,000     417,953       0.0%
*   Cosmo Oil Co., Ltd.                     121,000     179,391       0.0%
    Dai Nippon Printing Co., Ltd.           356,000   3,677,692       0.1%
    Dai-ichi Life Insurance Co., Ltd.
      (The)                                 425,100   6,986,900       0.2%
    Daicel Corp.                            227,000   2,736,739       0.1%
    Daido Steel Co., Ltd.                   209,000     999,350       0.0%
    Daihatsu Motor Co., Ltd.                116,400   1,686,103       0.1%
    Daiichi Sankyo Co., Ltd.                210,200   3,650,898       0.1%
    Denki Kagaku Kogyo K.K.                 302,000   1,233,123       0.0%
    DIC Corp.                               132,000     399,363       0.0%
    Ebara Corp.                             215,000     955,791       0.0%
    Fuji Media Holdings, Inc.                34,200     478,791       0.0%
    FUJIFILM Holdings Corp.                 231,300   8,712,380       0.3%
    Fukuoka Financial Group, Inc.           394,000   2,263,626       0.1%
#   Fukuyama Transporting Co., Ltd.          34,000     192,657       0.0%
    Furukawa Electric Co., Ltd.             118,000     216,281       0.0%
    Glory, Ltd.                              42,500   1,176,286       0.0%
    Gunma Bank, Ltd. (The)                  208,000   1,472,904       0.1%
    H2O Retailing Corp.                      46,400     834,863       0.0%
    Hachijuni Bank, Ltd. (The)              259,000   2,019,092       0.1%
    Hakuhodo DY Holdings, Inc.               25,600     273,963       0.0%
    Hankyu Hanshin Holdings, Inc.           710,000   4,285,613       0.1%
    Higo Bank, Ltd. (The)                   104,000     668,438       0.0%
    Hiroshima Bank, Ltd. (The)              238,000   1,390,116       0.0%
    Hitachi Capital Corp.                    34,600     783,868       0.0%
    Hitachi Chemical Co., Ltd.               71,600   1,385,885       0.0%
    Hitachi Construction Machinery Co.,
      Ltd.                                  116,500   2,068,296       0.1%
    Hitachi High-Technologies Corp.          23,435     679,138       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Hitachi Transport System, Ltd.           24,285 $   391,652       0.0%
    Hokuhoku Financial Group, Inc.          791,000   1,891,622       0.1%
    Honda Motor Co., Ltd.                   839,000  28,127,777       0.9%
    House Foods Group, Inc.                  38,100     778,046       0.0%
    Ibiden Co., Ltd.                        144,200   2,522,004       0.1%
    Idemitsu Kosan Co., Ltd.                105,800   2,049,537       0.1%
    Iida Group Holdings Co., Ltd.            33,700     452,311       0.0%
    Isetan Mitsukoshi Holdings, Ltd.         98,255   1,589,741       0.1%
    ITOCHU Corp.                          1,199,100  14,764,599       0.5%
    Iyo Bank, Ltd. (The)                    161,000   2,005,572       0.1%
    J Front Retailing Co., Ltd.             232,500   3,874,309       0.1%
    JFE Holdings, Inc.                      395,200   8,921,579       0.3%
    Joyo Bank, Ltd. (The)                   398,000   2,177,037       0.1%
    JSR Corp.                                18,400     313,857       0.0%
    JTEKT Corp.                              53,900     918,008       0.0%
    JX Holdings, Inc.                     1,407,586   6,129,589       0.2%
#   K's Holdings Corp.                       12,000     400,677       0.0%
    Kagoshima Bank, Ltd. (The)               75,000     539,849       0.0%
    Kajima Corp.                             12,000      57,322       0.0%
    Kamigumi Co., Ltd.                      160,000   1,601,944       0.1%
    Kaneka Corp.                            280,000   1,952,129       0.1%
    Kawasaki Kisen Kaisha, Ltd.           1,099,000   2,838,841       0.1%
    Keiyo Bank, Ltd. (The)                   96,000     568,259       0.0%
    Kinden Corp.                              7,000      98,320       0.0%
    Kirin Holdings Co., Ltd.                216,300   2,862,991       0.1%
    Kobe Steel, Ltd.                      3,940,000   7,161,299       0.2%
    Konica Minolta, Inc.                    612,400   6,762,181       0.2%
    Kuraray Co., Ltd.                       369,700   4,999,351       0.2%
    Kurita Water Industries, Ltd.            11,000     285,829       0.0%
    Kyocera Corp.                           121,000   6,316,376       0.2%
    Kyocera Corp. Sponsored ADR               3,558     184,874       0.0%
    Kyowa Hakko Kirin Co., Ltd.              54,000     790,492       0.0%
    Lintec Corp.                              8,500     208,502       0.0%
    LIXIL Group Corp.                       117,440   2,447,865       0.1%
    Maeda Road Construction Co., Ltd.        23,000     379,054       0.0%
    Marubeni Corp.                        1,145,300   7,091,759       0.2%
    Marui Group Co., Ltd.                   106,900   1,166,985       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.         900      32,770       0.0%
    Medipal Holdings Corp.                  107,800   1,470,661       0.1%
    Mitsubishi Chemical Holdings Corp.    1,991,500  12,399,536       0.4%
    Mitsubishi Corp.                        389,500   8,404,123       0.3%
    Mitsubishi Gas Chemical Co., Inc.       246,000   1,374,594       0.0%
    Mitsubishi Heavy Industries, Ltd.       659,000   3,651,334       0.1%
    Mitsubishi Logistics Corp.               42,000     649,687       0.0%
    Mitsubishi Materials Corp.            1,534,000   5,522,362       0.2%
    Mitsubishi UFJ Financial Group, Inc.  7,211,034  51,229,709       1.5%
    Mitsubishi UFJ Financial Group, Inc.
      ADR                                 1,691,580  12,010,218       0.4%
    Mitsui & Co., Ltd.                      871,300  12,186,109       0.4%
    Mitsui & Co., Ltd. Sponsored ADR          4,829   1,365,689       0.0%
    Mitsui Chemicals, Inc.                  811,000   2,681,157       0.1%
#   Mitsui Engineering & Shipbuilding
      Co., Ltd.                              25,000      44,892       0.0%
    Mitsui Mining & Smelting Co., Ltd.      231,000     548,848       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
JAPAN -- (Continued)
    Mitsui OSK Lines, Ltd.                  845,000 $ 2,983,448       0.1%
    Mizuho Financial Group, Inc.         17,014,000  32,433,442       1.0%
    MS&AD Insurance Group Holdings, Inc.    166,591   4,767,341       0.1%
    Nagase & Co., Ltd.                       88,700   1,172,264       0.0%
    NEC Corp.                             3,146,000  10,466,777       0.3%
    NH Foods, Ltd.                           45,397     991,858       0.0%
    NHK Spring Co., Ltd.                    110,000   1,259,341       0.0%
    Nikon Corp.                             157,200   2,235,144       0.1%
    Nippo Corp.                              51,000     852,926       0.0%
    Nippon Electric Glass Co., Ltd.          52,000     295,707       0.0%
    Nippon Express Co., Ltd.                870,000   4,994,189       0.2%
    Nippon Paper Industries Co., Ltd.       114,700   2,000,146       0.1%
    Nippon Shokubai Co., Ltd.                86,000   1,187,372       0.0%
    Nippon Steel & Sumitomo Metal Corp.   6,147,000  15,989,675       0.5%
    Nippon Yusen K.K.                     2,155,000   6,774,251       0.2%
    Nishi-Nippon City Bank, Ltd. (The)      368,000   1,172,610       0.0%
    Nissan Motor Co., Ltd.                1,904,600  19,771,064       0.6%
    Nisshin Seifun Group, Inc.              122,230   1,425,466       0.0%
    Nisshin Steel Co., Ltd.                  28,800     383,842       0.0%
    Nisshinbo Holdings, Inc.                107,000   1,108,304       0.0%
    NOK Corp.                                69,000   2,168,348       0.1%
    Nomura Holdings, Inc.                   337,000   2,186,258       0.1%
    Nomura Real Estate Holdings, Inc.         6,300     128,060       0.0%
    NTN Corp.                               508,000   2,772,933       0.1%
    NTT DOCOMO, Inc.                      1,212,400  21,474,611       0.7%
    NTT DOCOMO, Inc. Sponsored ADR            5,206      92,198       0.0%
    Obayashi Corp.                          433,000   2,892,209       0.1%
    Oji Holdings Corp.                    1,074,000   4,776,538       0.2%
    Onward Holdings Co., Ltd.                30,000     201,761       0.0%
    Otsuka Holdings Co., Ltd.               134,200   4,235,959       0.1%
    Rengo Co., Ltd.                          14,000      61,210       0.0%
    Resona Holdings, Inc.                 1,053,200   5,615,731       0.2%
    Ricoh Co., Ltd.                       1,023,200  10,574,491       0.3%
    Sankyo Co., Ltd.                         19,300     731,018       0.0%
    SBI Holdings, Inc.                      136,800   1,814,734       0.1%
    Sega Sammy Holdings, Inc.                33,200     463,485       0.0%
    Seino Holdings Co., Ltd.                 82,000     941,270       0.0%
    Sekisui Chemical Co., Ltd.              209,000   2,786,792       0.1%
    Sekisui House, Ltd.                     543,600   8,426,157       0.3%
    Shiga Bank, Ltd. (The)                  102,000     536,604       0.0%
    Shimizu Corp.                           139,000     999,664       0.0%
    Shinsei Bank, Ltd.                      436,000     892,192       0.0%
    Shizuoka Bank, Ltd. (The)               303,000   3,335,775       0.1%
    Showa Denko K.K.                      1,686,000   2,304,737       0.1%
    Showa Shell Sekiyu K.K.                 131,500   1,268,485       0.0%
    SKY Perfect JSAT Holdings, Inc.         130,400     816,779       0.0%
    Sojitz Corp.                            547,200   1,069,991       0.0%
    Sompo Japan Nipponkoa Holdings, Inc.    127,100   4,152,334       0.1%
*   Sony Corp.                               26,700     807,187       0.0%
*   Sony Corp. Sponsored ADR                301,140   9,103,462       0.3%
    Sumitomo Bakelite Co., Ltd.              52,000     237,065       0.0%
    Sumitomo Chemical Co., Ltd.           2,166,000  12,181,472       0.4%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
JAPAN -- (Continued)
    Sumitomo Corp.                         326,000 $  3,849,316       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.     26,100      294,903       0.0%
    Sumitomo Electric Industries, Ltd.     708,900   10,015,450       0.3%
    Sumitomo Forestry Co., Ltd.            147,900    1,714,336       0.1%
    Sumitomo Heavy Industries, Ltd.        466,000    2,895,259       0.1%
    Sumitomo Metal Mining Co., Ltd.        462,000    6,771,623       0.2%
    Sumitomo Mitsui Financial Group,
      Inc.                                 935,627   40,853,766       1.2%
    Sumitomo Mitsui Trust Holdings, Inc. 1,714,000    7,544,923       0.2%
    Sumitomo Osaka Cement Co., Ltd.        133,000      433,175       0.0%
    Sumitomo Rubber Industries, Ltd.       115,300    2,137,816       0.1%
    Suzuken Co., Ltd.                       40,700    1,273,600       0.0%
    Suzuki Motor Corp.                     255,800    8,267,994       0.3%
    T&D Holdings, Inc.                     599,000    8,643,436       0.3%
    Takashimaya Co., Ltd.                  218,000    2,034,474       0.1%
#   Takata Corp.                            12,800      158,253       0.0%
    TDK Corp.                              170,900   12,310,301       0.4%
    Teijin, Ltd.                         1,217,000    4,134,105       0.1%
    Toho Holdings Co., Ltd.                 11,500      200,262       0.0%
    Tokai Rika Co., Ltd.                    45,200    1,104,355       0.0%
    Tokio Marine Holdings, Inc.            115,600    4,712,514       0.1%
    Toppan Printing Co., Ltd.              173,000    1,450,490       0.1%
    Toshiba TEC Corp.                       44,000      244,012       0.0%
    Tosoh Corp.                            524,000    2,809,304       0.1%
    Toyo Seikan Group Holdings, Ltd.        66,700    1,054,712       0.0%
    Toyobo Co., Ltd.                       129,000      196,657       0.0%
    Toyoda Gosei Co., Ltd.                  64,100    1,483,053       0.1%
    Toyota Boshoku Corp.                    24,600      365,236       0.0%
    Toyota Tsusho Corp.                    278,500    7,160,701       0.2%
    Ube Industries, Ltd.                   962,000    1,595,998       0.1%
    Universal Entertainment Corp.              500        8,306       0.0%
    UNY Group Holdings Co., Ltd.            58,500      330,786       0.0%
    Ushio, Inc.                             44,600      584,863       0.0%
    Wacoal Holdings Corp.                   37,000      411,201       0.0%
#   Yamada Denki Co., Ltd.                 442,100    1,809,546       0.1%
#   Yamaguchi Financial Group, Inc.        115,000    1,441,503       0.0%
    Yamaha Corp.                            51,300      932,232       0.0%
    Yamato Kogyo Co., Ltd.                  20,500      482,322       0.0%
    Yamazaki Baking Co., Ltd.               74,000    1,309,842       0.0%
    Yokohama Rubber Co., Ltd. (The)        107,000    1,151,382       0.0%
                                                   ------------      ----
TOTAL JAPAN                                         719,375,710      21.6%
                                                   ------------      ----
NETHERLANDS -- (2.5%)
    Aegon NV                               942,569    7,436,773       0.2%
    Akzo Nobel NV                           61,480    4,704,063       0.1%
    ArcelorMittal(B03XPL1)               1,078,392   11,475,655       0.3%
    ArcelorMittal(B295F26)                 202,952    2,169,557       0.1%
    Boskalis Westminster NV                 46,897    2,436,796       0.1%
    Delta Lloyd NV                          41,695      788,499       0.0%
*   ING Groep NV                         1,482,595   22,745,290       0.7%
*   ING Groep NV Sponsored ADR             207,810    3,183,649       0.1%
    Koninklijke Ahold NV                   224,107    4,341,880       0.1%
    Koninklijke DSM NV                     212,025   12,091,912       0.4%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
NETHERLANDS -- (Continued)
    Koninklijke KPN NV                      621,739 $ 2,305,256       0.1%
    Koninklijke Philips NV                  444,696  12,737,980       0.4%
                                                    -----------       ---
TOTAL NETHERLANDS                                    86,417,310       2.6%
                                                    -----------       ---
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.    179,042     628,293       0.0%
    Contact Energy, Ltd.                    338,902   1,467,622       0.1%
    Fletcher Building, Ltd.                 192,506   1,218,584       0.0%
                                                    -----------       ---
TOTAL NEW ZEALAND                                     3,314,499       0.1%
                                                    -----------       ---
NORWAY -- (0.6%)
#   Aker ASA Class A                          6,322     142,378       0.0%
#   DNB ASA                                 230,451   4,094,006       0.1%
#   Norsk Hydro ASA                         399,775   1,893,254       0.1%
#   Seadrill, Ltd.                           87,129   1,140,519       0.1%
#   SpareBank 1 SR Bank ASA                  18,208     135,038       0.0%
    Statoil ASA                             324,947   6,888,993       0.2%
    Statoil ASA Sponsored ADR               181,129   3,845,369       0.1%
    Stolt-Nielsen, Ltd.                       2,191      40,846       0.0%
*   Storebrand ASA                           80,352     284,101       0.0%
    Subsea 7 SA                              25,817     286,771       0.0%
    Wilh Wilhelmsen Holding ASA Class A          99       2,387       0.0%
    Yara International ASA                   54,358   2,785,165       0.1%
                                                    -----------       ---
TOTAL NORWAY                                         21,538,827       0.7%
                                                    -----------       ---
PORTUGAL -- (0.0%)
#*  Banco Comercial Portugues SA            556,334      55,400       0.0%
*   Banco Espirito Santo SA                 865,680          --       0.0%
    EDP Renovaveis SA                       166,881   1,166,551       0.0%
                                                    -----------       ---
TOTAL PORTUGAL                                        1,221,951       0.0%
                                                    -----------       ---
SINGAPORE -- (1.2%)
    CapitaLand, Ltd.                      1,097,000   3,052,770       0.1%
    City Developments, Ltd.                 352,100   2,832,978       0.1%
    DBS Group Holdings, Ltd.                570,305   9,062,358       0.3%
    Frasers Centrepoint, Ltd.               251,800     360,235       0.0%
    Golden Agri-Resources, Ltd.           5,519,000   1,745,947       0.1%
    Hutchison Port Holdings Trust         5,253,200   3,539,396       0.1%
#*  Neptune Orient Lines, Ltd.              271,000     231,878       0.0%
#   Noble Group, Ltd.                     5,214,000   3,395,444       0.1%
    Olam International, Ltd.                457,800     698,230       0.0%
    OUE, Ltd.                                96,400     160,887       0.0%
    Singapore Airlines, Ltd.                784,400   7,227,603       0.2%
#   United Industrial Corp., Ltd.           432,050   1,119,257       0.0%
    UOL Group, Ltd.                         195,707   1,176,784       0.0%
    Venture Corp., Ltd.                     190,200   1,213,021       0.1%
    Wilmar International, Ltd.            1,432,000   3,517,168       0.1%
                                                    -----------       ---
TOTAL SINGAPORE                                      39,333,956       1.2%
                                                    -----------       ---
SPAIN -- (2.5%)
*   Acciona SA                               23,710   1,793,755       0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
SPAIN -- (Continued)
    Banco de Sabadell SA                 5,034,248 $ 13,463,855       0.4%
    Banco Popular Espanol SA               925,122    4,813,458       0.1%
    Banco Santander SA                   1,109,530    8,388,677       0.3%
    Banco Santander SA Sponsored ADR         2,007       15,093       0.0%
*   Bankia SA                              701,089      979,078       0.0%
    CaixaBank SA                         1,068,720    5,360,217       0.2%
    Iberdrola SA                         4,941,257   33,073,249       1.0%
    Mapfre SA                            1,263,197    4,694,162       0.1%
    Repsol SA                              682,983   14,078,980       0.4%
                                                   ------------       ---
TOTAL SPAIN                                          86,660,524       2.6%
                                                   ------------       ---
SWEDEN -- (3.1%)
    Boliden AB                             296,336    6,438,098       0.2%
    Holmen AB Class B                          593       19,621       0.0%
    ICA Gruppen AB                          24,222      898,539       0.0%
    Meda AB Class A                        112,336    1,885,604       0.1%
    Millicom International Cellular SA       2,841      221,646       0.0%
    Nordea Bank AB                       1,805,203   22,935,363       0.7%
    Skandinaviska Enskilda Banken AB
      Class A                            1,056,705   13,353,234       0.4%
    Skandinaviska Enskilda Banken AB
      Class C                                6,988       85,984       0.0%
#*  SSAB AB Class A                         97,171      587,832       0.0%
*   SSAB AB Class B                         39,135      203,253       0.0%
    Svenska Cellulosa AB SCA Class A         9,172      232,529       0.0%
    Svenska Cellulosa AB SCA Class B       638,814   16,158,778       0.5%
    Svenska Handelsbanken AB Class A       182,508    8,424,374       0.2%
    Swedbank AB Class A                    309,763    7,202,818       0.2%
    Tele2 AB Class B                       251,000    3,347,782       0.1%
    Telefonaktiebolaget LM Ericsson
      Class B                            1,804,113   19,731,180       0.6%
    TeliaSonera AB                         973,638    6,053,235       0.2%
                                                   ------------       ---
TOTAL SWEDEN                                        107,779,870       3.2%
                                                   ------------       ---
SWITZERLAND -- (8.2%)
    ABB, Ltd.                            1,070,830   23,464,490       0.7%
    Adecco SA                              206,856   16,858,077       0.5%
    Aryzta AG                               93,253    6,292,440       0.2%
    Baloise Holding AG                      37,774    4,915,763       0.2%
    Banque Cantonale Vaudoise                  100       58,894       0.0%
    Cie Financiere Richemont SA            243,451   21,699,496       0.7%
    Clariant AG                            305,906    6,716,062       0.2%
    Credit Suisse Group AG                 286,994    7,595,887       0.2%
    Credit Suisse Group AG Sponsored ADR    44,039    1,134,885       0.0%
*   Dufry AG                                 4,495      660,931       0.0%
    Galenica AG                                421      393,085       0.0%
    Givaudan SA                              1,430    2,675,779       0.1%
    Helvetia Holding AG                        500      284,072       0.0%
    Holcim, Ltd.                           209,825   16,855,342       0.5%
    Julius Baer Group, Ltd.                112,673    5,897,388       0.2%
    Lonza Group AG                          44,582    6,303,450       0.2%
    Novartis AG                            452,413   46,178,752       1.4%
    Novartis AG ADR                          3,362      342,252       0.0%
    Sulzer AG                               14,697    1,640,010       0.1%
    Swatch Group AG (The)(7184736)           7,617      674,905       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
SWITZERLAND -- (Continued)
    Swatch Group AG (The)(7184725)         9,414 $    4,208,577       0.1%
    Swiss Life Holding AG                 28,651      6,798,908       0.2%
    Swiss Re AG                          347,731     30,846,302       0.9%
    Syngenta AG                           28,933      9,681,835       0.3%
    UBS Group AG(BRJL176)              1,117,274     22,320,149       0.7%
*   UBS Group AG(H42097107)              174,186      3,495,913       0.1%
    Zurich Insurance Group AG            108,603     33,520,659       1.0%
                                                 --------------      ----
TOTAL SWITZERLAND                                   281,514,303       8.5%
                                                 --------------      ----
UNITED KINGDOM -- (17.4%)
    Anglo American P.L.C.              1,350,033     22,872,947       0.7%
    Aviva P.L.C.                         700,491      5,635,773       0.2%
    Barclays P.L.C.                    4,884,441     19,110,130       0.6%
    Barclays P.L.C. Sponsored ADR      1,430,304     22,512,985       0.7%
    Barratt Developments P.L.C.          172,399      1,367,700       0.0%
    BP P.L.C. Sponsored ADR            3,011,984    129,997,229       3.9%
    Carnival P.L.C.                       83,915      3,817,893       0.1%
    Carnival P.L.C. ADR                   83,873      3,798,608       0.1%
    Glencore P.L.C.                    4,572,676     21,722,804       0.6%
    HSBC Holdings P.L.C.               1,395,786     13,943,201       0.4%
    HSBC Holdings P.L.C. Sponsored
      ADR                              1,230,506     61,070,013       1.8%
    Investec P.L.C.                      278,720      2,661,468       0.1%
    J Sainsbury P.L.C.                 1,875,214      7,797,282       0.2%
    Kingfisher P.L.C.                  2,590,186     13,915,846       0.4%
    Lloyds Banking Group P.L.C.       30,722,857     36,384,363       1.1%
    Lloyds Banking Group P.L.C. ADR      265,551      1,266,678       0.0%
    Old Mutual P.L.C.                  3,367,105     12,078,206       0.4%
    Pearson P.L.C. Sponsored ADR         137,656      2,786,157       0.1%
*   Royal Bank of Scotland Group
      P.L.C.                             159,299        825,330       0.0%
*   Royal Bank of Scotland Group
      P.L.C. Sponsored ADR               336,938      3,483,939       0.1%
    Royal Dutch Shell P.L.C.              13,348        420,866       0.0%
    Royal Dutch Shell P.L.C.
      ADR(B03MM73)                       943,951     60,969,795       1.8%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                     557,751     35,378,146       1.1%
    RSA Insurance Group P.L.C.            72,279        472,834       0.0%
    Standard Chartered P.L.C.          1,397,394     22,878,413       0.7%
    Vedanta Resources P.L.C.               1,956         18,787       0.0%
    Vodafone Group P.L.C.             16,818,186     59,253,934       1.8%
    Vodafone Group P.L.C. Sponsored
      ADR                                534,269     18,806,256       0.6%
    WM Morrison Supermarkets P.L.C.    3,150,955      8,984,250       0.3%
                                                 --------------      ----
TOTAL UNITED KINGDOM                                594,231,833      17.8%
                                                 --------------      ----
TOTAL COMMON STOCKS                               3,260,530,127      97.9%
                                                 --------------      ----
PREFERRED STOCKS -- (1.2%)

GERMANY -- (1.2%)
    Bayerische Motoren Werke AG            5,385        492,074       0.0%
    Porsche Automobil Holding SE          46,252      4,388,541       0.1%
    Volkswagen AG                        134,068     34,515,222       1.1%
                                                 --------------      ----
TOTAL GERMANY                                        39,395,837       1.2%
                                                 --------------      ----
TOTAL PREFERRED STOCKS                               39,395,837       1.2%
                                                 --------------      ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     Banco Popular Espanol SA Rights    925,121 $       17,659        0.0%
*     Banco Santander SA Rights        1,109,529        182,974        0.0%
                                                 --------------      -----
TOTAL SPAIN                                             200,633        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                   200,633        0.0%
                                                 --------------      -----

                                                    VALUE+
                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund  10,762,258    124,519,326        3.7%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,036,954,771)                          $3,424,645,923      102.8%
                                                 ==============      =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia                 $ 27,098,787 $  182,108,815   --    $  209,207,602
   Austria                             --      4,176,128   --         4,176,128
   Belgium                        848,848     50,022,681   --        50,871,529
   Canada                     258,042,171             --   --       258,042,171
   Denmark                             --     46,566,901   --        46,566,901
   Finland                             --     26,494,848   --        26,494,848
   France                      10,145,921    310,354,235   --       320,500,156
   Germany                     20,304,411    223,415,951   --       243,720,362
   Hong Kong                           --    100,540,521   --       100,540,521
   Ireland                      1,261,254      5,024,437   --         6,285,691
   Israel                       1,995,737     11,049,065   --        13,044,802
   Italy                        2,249,878     37,440,755   --        39,690,633
   Japan                       22,756,441    696,619,269   --       719,375,710
   Netherlands                  5,353,206     81,064,104   --        86,417,310
   New Zealand                         --      3,314,499   --         3,314,499
   Norway                       4,985,888     16,552,939   --        21,538,827
   Portugal                            --      1,221,951   --         1,221,951
   Singapore                           --     39,333,956   --        39,333,956
   Spain                           15,093     86,645,431   --        86,660,524
   Sweden                              --    107,779,870   --       107,779,870
   Switzerland                  4,973,050    276,541,253   --       281,514,303
   United Kingdom             340,069,806    254,162,027   --       594,231,833
Preferred Stocks
   Germany                             --     39,395,837   --        39,395,837
Rights/Warrants
   Spain                               --        200,633   --           200,633
Securities Lending
  Collateral                           --    124,519,326   --       124,519,326
                             ------------ --------------   --    --------------
TOTAL                        $700,100,491 $2,724,545,432   --    $3,424,645,923
                             ============ ==============   ==    ==============

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
COMMON STOCKS -- (96.9%)
AUSTRALIA -- (4.7%)
    Acrux, Ltd.                               19,585 $   13,760       0.0%
    Adelaide Brighton, Ltd.                  105,089    374,375       0.0%
    AGL Energy, Ltd.                          33,912    406,830       0.0%
    Ainsworth Game Technology, Ltd.           15,938     35,148       0.0%
*   AJ Lucas Group, Ltd.                       8,887      2,239       0.0%
    ALS, Ltd.                                 94,107    388,706       0.0%
    Altium, Ltd.                              20,906     85,828       0.0%
    Alumina, Ltd.                            582,511    706,847       0.1%
    Alumina, Ltd. Sponsored ADR               14,400     69,396       0.0%
    Amalgamated Holdings, Ltd.                22,951    226,741       0.0%
    Amcom Telecommunications, Ltd.            43,503     78,837       0.0%
    Amcor, Ltd.                              147,315  1,568,329       0.1%
    AMP, Ltd.                                635,522  3,219,219       0.2%
    Ansell, Ltd.                              31,715    652,700       0.0%
*   Antares Energy, Ltd.                      56,793      7,282       0.0%
    AP Eagers, Ltd.                           15,769    110,953       0.0%
    APA Group                                140,833  1,065,119       0.1%
*   APN News & Media, Ltd.                   164,116    121,965       0.0%
*   Aquarius Platinum, Ltd.                   55,434      7,542       0.0%
    ARB Corp., Ltd.                           11,535    114,394       0.0%
    Ardent Leisure Group                     104,657    163,856       0.0%
    Aristocrat Leisure, Ltd.                  82,577    539,750       0.0%
    Arrium, Ltd.                             983,356    134,127       0.0%
    Asciano, Ltd.                            206,634  1,073,652       0.1%
*   ASG Group, Ltd.                           64,798     38,877       0.0%
    ASX, Ltd.                                 22,485    746,873       0.1%
    Atlas Iron, Ltd.                           9,006        855       0.0%
    Aurizon Holdings, Ltd.                    95,310    363,860       0.0%
    Ausdrill, Ltd.                            76,045     26,687       0.0%
*   Ausenco, Ltd.                             31,177      7,003       0.0%
    AusNet Services                          185,305    215,475       0.0%
    Austal, Ltd.                              32,722     51,364       0.0%
    Austbrokers Holdings, Ltd.                 8,256     55,782       0.0%
    Austin Engineering, Ltd.                   9,103      5,191       0.0%
    Australia & New Zealand Banking Group,
      Ltd.                                   185,705  4,969,068       0.2%
*   Australian Agricultural Co., Ltd.        139,021    177,900       0.0%
    Australian Pharmaceutical Industries,
      Ltd.                                   112,013    148,163       0.0%
    Auswide Bank, Ltd.                         1,410      6,012       0.0%
    Automotive Holdings Group, Ltd.           86,438    290,789       0.0%
    AVJennings, Ltd.                           8,932      4,457       0.0%
*   AWE, Ltd.                                171,641    193,117       0.0%
    Bank of Queensland, Ltd.                  92,999    955,001       0.1%
    Beach Energy, Ltd.                       460,492    401,669       0.0%
    Beadell Resources, Ltd.                  320,143     58,011       0.0%
    Bega Cheese, Ltd.                         15,864     60,472       0.0%
    Bendigo & Adelaide Bank, Ltd.            115,220  1,096,785       0.1%
    BHP Billiton, Ltd.                       294,523  7,521,049       0.3%
#   BHP Billiton, Ltd. Sponsored ADR          44,166  2,265,274       0.1%
*   Billabong International, Ltd.            109,846     53,742       0.0%
    Blackmores, Ltd.                           1,986     99,991       0.0%
    BlueScope Steel, Ltd.                    127,098    349,714       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Boral, Ltd.                              206,774 $1,030,023       0.1%
    Bradken, Ltd.                             54,874     98,692       0.0%
    Brambles, Ltd.                            75,149    640,544       0.0%
    Breville Group, Ltd.                      19,698    119,237       0.0%
    Brickworks, Ltd.                           7,161     82,798       0.0%
    BT Investment Management, Ltd.             7,986     60,118       0.0%
*   Buru Energy, Ltd.                          2,744      1,165       0.0%
    Cabcharge Australia, Ltd.                 41,051    146,256       0.0%
    Caltex Australia, Ltd.                    27,789    775,031       0.1%
    Cardno, Ltd.                              42,320    114,960       0.0%
*   Carnarvon Petroleum, Ltd.                111,869     10,605       0.0%
    carsales.com, Ltd.                        43,518    325,095       0.0%
    Cash Converters International, Ltd.       96,321     65,572       0.0%
    Cedar Woods Properties, Ltd.               7,144     30,216       0.0%
    Challenger, Ltd.                          79,524    441,578       0.0%
    CIMIC Group, Ltd.                         21,200    351,067       0.0%
*   Coal of Africa, Ltd.                      52,185      2,028       0.0%
    Coca-Cola Amatil, Ltd.                    57,291    463,814       0.0%
    Cochlear, Ltd.                             6,817    448,880       0.0%
    Commonwealth Bank of Australia            56,425  3,949,579       0.2%
    Computershare, Ltd.                       58,836    570,733       0.0%
    Corporate Travel Management, Ltd.          8,432     71,088       0.0%
    Credit Corp. Group, Ltd.                   3,280     29,746       0.0%
    Crown Resorts, Ltd.                       23,568    241,331       0.0%
    CSG, Ltd.                                 16,337     20,584       0.0%
    CSL, Ltd.                                 29,062  2,083,259       0.1%
    CSR, Ltd.                                163,758    470,647       0.0%
    Data#3, Ltd.                               8,941      6,213       0.0%
    Decmil Group, Ltd.                        35,216     32,021       0.0%
    Domino's Pizza Enterprises, Ltd.           8,750    251,831       0.0%
    Downer EDI, Ltd.                         148,160    515,200       0.0%
*   Drillsearch Energy, Ltd.                 138,058    131,348       0.0%
    DuluxGroup, Ltd.                          80,610    402,055       0.0%
    DWS, Ltd.                                 11,284      6,457       0.0%
    Echo Entertainment Group, Ltd.           150,711    538,122       0.0%
*   Emeco Holdings, Ltd.                     196,879     15,455       0.0%
*   Energy Resources of Australia, Ltd.       55,774     59,085       0.0%
*   Energy World Corp., Ltd.                 154,243     52,988       0.0%
    Equity Trustees, Ltd.                        574      9,899       0.0%
    ERM Power, Ltd.                           37,573     75,108       0.0%
    Euroz, Ltd.                                3,934      3,145       0.0%
    Evolution Mining, Ltd.                    52,070     41,549       0.0%
    Fairfax Media, Ltd.                      822,295    676,596       0.1%
    Fleetwood Corp., Ltd.                     11,993     12,383       0.0%
    Flight Centre Travel Group, Ltd.           9,755    333,606       0.0%
#   Fortescue Metals Group, Ltd.             279,710    472,518       0.0%
    G8 Education, Ltd.                         8,477     24,059       0.0%
    GrainCorp, Ltd. Class A                   59,557    464,275       0.0%
    Grange Resources, Ltd.                   167,580     15,373       0.0%
    Greencross, Ltd.                          16,746     87,654       0.0%
    GUD Holdings, Ltd.                        28,776    179,814       0.0%
    GWA Group, Ltd.                           79,730    156,842       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Hansen Technologies, Ltd.                 19,738 $   34,584       0.0%
    Harvey Norman Holdings, Ltd.             157,169    545,066       0.0%
*   Helloworld, Ltd.                          25,000      7,331       0.0%
    HFA Holdings, Ltd.                        13,456     24,385       0.0%
    Hills, Ltd.                               49,659     26,702       0.0%
*   Horizon Oil, Ltd.                        251,263     23,810       0.0%
    iiNET, Ltd.                               27,956    218,660       0.0%
    Iluka Resources, Ltd.                     98,657    628,677       0.0%
*   Imdex, Ltd.                               46,977     12,595       0.0%
    Incitec Pivot, Ltd.                      441,521  1,386,605       0.1%
    Independence Group NL                     79,758    372,171       0.0%
*   Infigen Energy                            86,150     20,755       0.0%
    Infomedia, Ltd.                           91,828     90,344       0.0%
    Insurance Australia Group, Ltd.          419,282  1,921,581       0.1%
    Invocare, Ltd.                            21,457    226,755       0.0%
    IOOF Holdings, Ltd.                       42,129    334,246       0.0%
    Iress, Ltd.                               19,250    157,869       0.0%
    James Hardie Industries P.L.C.(B60QWJ2)   43,395    498,418       0.0%
    James Hardie Industries P.L.C.(B3LCV80)    1,236     71,379       0.0%
    JB Hi-Fi, Ltd.                            20,325    313,961       0.0%
#*  Kingsgate Consolidated, Ltd.              46,498     26,117       0.0%
    Lend Lease Group                          82,920  1,047,717       0.1%
*   Lonestar Resources, Ltd.                  48,892      7,570       0.0%
    M2 Group, Ltd.                            25,594    221,486       0.0%
*   Macmahon Holdings, Ltd.                  196,207      6,700       0.0%
    Macquarie Atlas Roads Group               64,324    164,909       0.0%
    Macquarie Group, Ltd.                     70,545  4,322,482       0.2%
    Magellan Financial Group, Ltd.            17,875    280,539       0.0%
    MaxiTRANS Industries, Ltd.                33,340     11,580       0.0%
*   Mayne Pharma Group, Ltd.                  73,005     62,169       0.0%
    McMillan Shakespeare, Ltd.                 8,291     75,684       0.0%
    McPherson's, Ltd.                          5,740      4,967       0.0%
    Melbourne IT, Ltd.                        27,781     29,738       0.0%
*   Mesoblast, Ltd.                            7,732     21,902       0.0%
    Metals X, Ltd.                            17,026     19,713       0.0%
    Metcash, Ltd.                            288,894    301,566       0.0%
    Mincor Resources NL                       43,402     19,527       0.0%
*   Mineral Deposits, Ltd.                    31,741     18,682       0.0%
    Mineral Resources, Ltd.                   46,993    238,906       0.0%
    MMA Offshore, Ltd.                         9,243      5,081       0.0%
    Monadelphous Group, Ltd.                  16,714    130,258       0.0%
    Mortgage Choice, Ltd.                     11,330     24,652       0.0%
    Mount Gibson Iron, Ltd.                  171,910     27,422       0.0%
    Myer Holdings, Ltd.                      195,689    213,786       0.0%
    National Australia Bank, Ltd.            168,696  4,884,655       0.2%
    Navitas, Ltd.                             46,502    169,242       0.0%
    New Hope Corp., Ltd.                      32,366     55,725       0.0%
*   Newcrest Mining, Ltd.                     85,180    954,823       0.1%
    NIB Holdings, Ltd.                        74,922    216,017       0.0%
    Northern Star Resources, Ltd.            135,385    240,769       0.0%
    NRW Holdings, Ltd.                        64,898      9,692       0.0%
    Nufarm, Ltd.                              57,765    331,072       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Oil Search, Ltd.                          60,527 $  384,260       0.0%
    Orica, Ltd.                               49,420    783,191       0.1%
    Origin Energy, Ltd.                      166,079  1,660,073       0.1%
    Orora, Ltd.                              147,315    256,308       0.0%
    OZ Minerals, Ltd.                         69,545    256,022       0.0%
    Pacific Brands, Ltd.                     322,529    110,302       0.0%
*   Paladin Energy, Ltd.                     506,123    138,679       0.0%
    PanAust, Ltd.                            115,489    157,824       0.0%
    Panoramic Resources, Ltd.                 75,563     30,844       0.0%
    Patties Foods, Ltd.                        1,438      1,337       0.0%
    Peet, Ltd.                                33,433     30,151       0.0%
    Perpetual, Ltd.                            6,681    284,519       0.0%
    Platinum Asset Management, Ltd.           25,432    151,353       0.0%
*   PMP, Ltd.                                 73,062     24,732       0.0%
    Premier Investments, Ltd.                 29,481    297,075       0.0%
    Primary Health Care, Ltd.                156,373    612,042       0.0%
*   Prime AET&D Holdings No.1, Ltd.                4         --       0.0%
    Prime Media Group, Ltd.                   58,679     39,671       0.0%
    Programmed Maintenance Services, Ltd.     42,831     94,609       0.0%
*   Qantas Airways, Ltd.                     356,412    952,668       0.1%
    QBE Insurance Group, Ltd.                129,149  1,392,967       0.1%
    Qube Holdings, Ltd.                       70,602    155,105       0.0%
    Ramsay Health Care, Ltd.                   8,906    439,032       0.0%
    RCG Corp., Ltd.                            4,861      3,881       0.0%
    RCR Tomlinson, Ltd.                       48,729     72,090       0.0%
    REA Group, Ltd.                            4,246    157,932       0.0%
    Recall Holdings, Ltd.                      5,744     32,990       0.0%
    Reckon, Ltd.                               7,215     11,576       0.0%
*   Red Fork Energy, Ltd.                     36,248        129       0.0%
*   Redflex Holdings, Ltd.                     4,333      2,004       0.0%
    Reece Australia, Ltd.                        591     15,991       0.0%
*   Regis Resources, Ltd.                    105,136    105,158       0.0%
    Reject Shop, Ltd. (The)                   10,302     52,877       0.0%
*   Resolute Mining, Ltd.                    154,687     41,728       0.0%
    Retail Food Group, Ltd.                   35,812    196,109       0.0%
    Ridley Corp., Ltd.                        50,890     45,419       0.0%
    Rio Tinto, Ltd.                           51,587  2,325,402       0.1%
    Ruralco Holdings, Ltd.                     2,394      6,892       0.0%
    SAI Global, Ltd.                          83,862    260,890       0.0%
    Salmat, Ltd.                              11,000      6,690       0.0%
*   Samson Oil & Gas, Ltd. Sponsored ADR       1,270      2,019       0.0%
    Sandfire Resources NL                     36,295    140,428       0.0%
    Santos, Ltd.                             130,744    851,449       0.1%
*   Saracen Mineral Holdings, Ltd.           276,863    100,239       0.0%
    Sedgman, Ltd.                             11,987      6,824       0.0%
    Seek, Ltd.                                20,696    264,716       0.0%
    Select Harvests, Ltd.                     14,269    101,143       0.0%
*   Senex Energy, Ltd.                       190,124     60,225       0.0%
    Servcorp, Ltd.                             9,992     50,213       0.0%
    Seven Group Holdings, Ltd.                32,694    189,260       0.0%
    Seven West Media, Ltd.                   247,877    246,979       0.0%
    Sigma Pharmaceuticals, Ltd.              417,406    286,180       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Silver Chef, Ltd.                          6,405 $   44,079       0.0%
    Sims Metal Management, Ltd.               67,033    571,320       0.0%
    Sirtex Medical, Ltd.                      10,141    169,461       0.0%
    Skilled Group, Ltd.                       61,142     62,237       0.0%
    Slater & Gordon, Ltd.                    101,180    506,653       0.0%
    SMS Management & Technology, Ltd.         19,539     50,449       0.0%
    Sonic Healthcare, Ltd.                    39,531    619,528       0.0%
    Southern Cross Media Group, Ltd.         206,867    174,418       0.0%
    Spark Infrastructure Group               278,048    427,581       0.0%
    Specialty Fashion Group, Ltd.              8,094      3,296       0.0%
    STW Communications Group, Ltd.           136,482     69,319       0.0%
    Suncorp Group, Ltd.                      179,348  1,854,704       0.1%
*   Sundance Energy Australia, Ltd.           23,220     10,965       0.0%
    Sunland Group, Ltd.                       21,844     32,539       0.0%
    Super Retail Group, Ltd.                  44,252    344,476       0.0%
    Sydney Airport                            73,615    312,721       0.0%
    Tabcorp Holdings, Ltd.                   283,898  1,090,643       0.1%
*   Tap Oil, Ltd.                             49,618     11,703       0.0%
    Tassal Group, Ltd.                        47,886    122,178       0.0%
    Tatts Group, Ltd.                        385,640  1,228,433       0.1%
    Technology One, Ltd.                      52,967    162,627       0.0%
    Telstra Corp., Ltd.                      114,821    564,426       0.0%
    Telstra Corp., Ltd. ADR                      600     14,772       0.0%
*   Ten Network Holdings, Ltd.               615,560     99,597       0.0%
    TFS Corp., Ltd.                           45,428     59,728       0.0%
    Thorn Group, Ltd.                          5,639     11,762       0.0%
*   Tiger Resources, Ltd.                    140,253      6,482       0.0%
    Toll Holdings, Ltd.                      236,823  1,676,167       0.1%
    Tox Free Solutions, Ltd.                  36,265     86,598       0.0%
    TPG Telecom, Ltd.                         80,192    562,610       0.0%
*   Transfield Services, Ltd.                133,003    150,903       0.0%
    Transpacific Industries Group, Ltd.      210,161    126,849       0.0%
    Transurban Group                          91,172    712,791       0.1%
    Treasury Wine Estates, Ltd.              199,071    873,078       0.1%
*   Troy Resources, Ltd.                      75,900     26,728       0.0%
    UGL, Ltd.                                 51,363     70,573       0.0%
    UXC, Ltd.                                 56,149     33,306       0.0%
    Villa World, Ltd.                          8,253     14,915       0.0%
    Village Roadshow, Ltd.                    16,637     73,821       0.0%
*   Virgin Australia Holdings, Ltd.          312,963         --       0.0%
*   Virgin Australia Holdings, Ltd.
      (B43DQC7)                              255,702    103,026       0.0%
    Virtus Health, Ltd.                        5,276     31,797       0.0%
    Vision Eye Institute, Ltd.                15,998      8,857       0.0%
    Vocus Communications, Ltd.                 9,622     44,060       0.0%
    Washington H Soul Pattinson & Co., Ltd.    9,507    111,445       0.0%
    Watpac, Ltd.                              32,558     19,846       0.0%
    Webjet, Ltd.                              13,416     39,119       0.0%
    Wesfarmers, Ltd.                          67,639  2,331,455       0.1%
    Western Areas, Ltd.                       52,802    153,268       0.0%
    Westpac Banking Corp.                    123,428  3,546,169       0.2%
*   Whitehaven Coal, Ltd.                    115,126    150,051       0.0%
    Woodside Petroleum, Ltd.                 132,600  3,656,737       0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES   VALUE++    OF NET ASSETS**
                                            ------ ------------ ---------------
AUSTRALIA -- (Continued)
    Woolworths, Ltd.                        63,180 $  1,466,890       0.1%
    WorleyParsons, Ltd.                     22,485      206,405       0.0%
                                                   ------------       ---
TOTAL AUSTRALIA                                     108,393,818       4.7%
                                                   ------------       ---
AUSTRIA -- (0.4%)
*   A-TEC Industries AG                      3,557           --       0.0%
    Agrana Beteiligungs AG                     753       68,506       0.0%
    AMAG Austria Metall AG                     875       31,403       0.0%
    Andritz AG                               9,077      531,428       0.0%
    Atrium European Real Estate, Ltd.       24,278      119,154       0.0%
    Austria Technologie & Systemtechnik AG   6,539      103,815       0.0%
    BUWOG AG                                 4,739       95,817       0.0%
    CA Immobilien Anlagen AG                 3,820       69,325       0.0%
    Conwert Immobilien Invest SE            14,245      180,087       0.0%
    DO & CO AG                                 897       66,341       0.0%
    Erste Group Bank AG                     30,864      871,402       0.1%
    EVN AG                                  11,840      134,731       0.0%
    Flughafen Wien AG                          569       51,310       0.0%
*   IMMOFINANZ AG                           51,917      156,179       0.0%
*   Kapsch TrafficCom AG                       655       14,700       0.0%
    Lenzing AG                               2,775      189,075       0.0%
    Mayr Melnhof Karton AG                   2,507      290,830       0.0%
#   Oesterreichische Post AG                 7,933      386,019       0.0%
    OMV AG                                  46,246    1,539,236       0.1%
    Palfinger AG                             1,737       52,234       0.0%
    POLYTEC Holding AG                       1,501       12,696       0.0%
    Raiffeisen Bank International AG        16,030      266,104       0.0%
    RHI AG                                   6,143      176,067       0.0%
    Rosenbauer International AG                731       69,696       0.0%
    S IMMO AG                               12,131      113,480       0.0%
    Schoeller-Bleckmann Oilfield
      Equipment AG                           2,344      165,245       0.0%
    Semperit AG Holding                      3,249      148,572       0.0%
    Strabag SE                               5,087      118,649       0.0%
    UNIQA Insurance Group AG                10,626      104,381       0.0%
    Verbund AG                              10,538      178,305       0.0%
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe                    6,529      259,821       0.0%
    Voestalpine AG                          22,396      937,676       0.1%
    Wienerberger AG                         38,228      621,262       0.1%
    Zumtobel Group AG                        4,824      131,953       0.0%
                                                   ------------       ---
TOTAL AUSTRIA                                         8,255,499       0.4%
                                                   ------------       ---
BELGIUM -- (1.1%)
*   Ablynx NV                                6,382       70,388       0.0%
    Ackermans & van Haaren NV                7,951      971,732       0.1%
    Ageas                                   52,812    1,984,256       0.1%
*   AGFA-Gevaert NV                         72,890      182,610       0.0%
    Anheuser-Busch InBev NV                 21,489    2,616,249       0.1%
    Anheuser-Busch InBev NV Sponsored ADR   13,736    1,648,870       0.1%
    Atenor Group                                67        3,222       0.0%
    Banque Nationale de Belgique                55      205,318       0.0%
    Barco NV                                 4,742      320,551       0.0%
    Belgacom SA                             50,144    1,867,605       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
BELGIUM -- (Continued)
    Cie d'Entreprises CFE                     2,443 $   264,329       0.0%
    Cie Maritime Belge SA                     3,221      45,009       0.0%
    Colruyt SA                               20,711     978,855       0.1%
    D'ieteren SA                              6,500     253,531       0.0%
    Deceuninck NV                            18,601      40,544       0.0%
    Delhaize Group SA                        21,713   1,747,903       0.1%
    Delhaize Group SA Sponsored ADR          44,956     900,019       0.0%
    Econocom Group SA                        22,354     195,497       0.0%
    Elia System Operator SA                   6,629     294,165       0.0%
*   Euronav NV                               20,861     287,067       0.0%
    EVS Broadcast Equipment SA                1,521      59,482       0.0%
    Exmar NV                                 12,238     128,976       0.0%
    Fagron                                    5,029     222,281       0.0%
*   Ion Beam Applications                     6,562     163,009       0.0%
    Jensen-Group NV                             324       7,410       0.0%
*   KBC Groep NV                             28,808   1,895,373       0.1%
    Kinepolis Group NV                        7,850     304,299       0.0%
    Lotus Bakeries                               44      61,976       0.0%
    Melexis NV                                4,562     281,636       0.0%
*   Mobistar SA                              13,897     264,299       0.0%
    NV Bekaert SA                            14,654     425,730       0.0%
*   Nyrstar NV                               71,109     279,641       0.0%
    Picanol                                     274      13,174       0.0%
*   RealDolmen                                  455       9,169       0.0%
    Recticel SA                               9,963      47,420       0.0%
    Resilux                                     440      77,864       0.0%
*   Roularta Media Group NV                   1,508      24,777       0.0%
    Sioen Industries NV                       4,172      68,353       0.0%
    Sipef SA                                    565      32,189       0.0%
    Solvay SA                                18,891   2,781,605       0.1%
*   Telenet Group Holding NV                  7,121     427,939       0.0%
#*  Tessenderlo Chemie NV                    15,206     500,491       0.0%
*   ThromboGenics NV                          3,244      19,411       0.0%
    UCB SA                                   13,981   1,007,091       0.1%
    Umicore SA                               26,166   1,300,624       0.1%
    Van de Velde NV                           2,567     153,350       0.0%
*   Viohalco SA                              20,959      62,407       0.0%
                                                    -----------       ---
TOTAL BELGIUM                                        25,497,696       1.1%
                                                    -----------       ---
BRAZIL -- (1.3%)
*   Abril Educacao SA                        12,447      51,061       0.0%
    AES Tiete SA                             14,900      71,707       0.0%
    Aliansce Shopping Centers SA             19,156     108,211       0.0%
    Alupar Investimento SA                    7,100      43,572       0.0%
    AMBEV SA                                 24,800     155,898       0.0%
    AMBEV SA ADR                            107,421     679,975       0.1%
    Arezzo Industria e Comercio SA           10,050      81,956       0.0%
*   B2W Cia Digital                          17,326     157,396       0.0%
    Banco Alfa de Investimento SA            14,300      29,189       0.0%
    Banco Bradesco SA                        78,254     780,215       0.1%
    Banco do Brasil SA                       86,501     764,253       0.1%
    BB Seguridade Participacoes SA            7,300      85,406       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
BRAZIL -- (Continued)
    Bematech SA                               15,700 $   50,806       0.0%
*   BHG SA - Brazil Hospitality Group         10,000     63,061       0.0%
    BM&FBovespa SA                           445,515  1,835,026       0.1%
    BR Malls Participacoes SA                 93,100    506,759       0.0%
    Brasil Brokers Participacoes SA           23,200     21,175       0.0%
    Brasil Insurance Participacoes e
      Administracao SA                        10,700      6,570       0.0%
    Braskem SA Sponsored ADR                  23,556    195,515       0.0%
    BRF SA                                     9,416    201,261       0.0%
    BRF SA ADR                                12,343    265,004       0.0%
    CCR SA                                    57,962    319,345       0.0%
    Centrais Eletricas Brasileiras SA         42,400    102,730       0.0%
    CETIP SA - Mercados Organizados           41,894    480,406       0.0%
    Cia Brasileira de Distribuicao ADR         7,747    259,834       0.0%
    Cia de Saneamento Basico do Estado de
      Sao Paulo                               23,700    140,016       0.0%
    Cia de Saneamento Basico do Estado de
      Sao Paulo ADR                           25,800    151,962       0.0%
    Cia de Saneamento de Minas Gerais-COPASA  13,200     79,517       0.0%
    Cia Energetica de Minas Gerais             7,639     36,863       0.0%
    Cia Energetica de Minas Gerais
      Sponsored ADR                           14,963     73,620       0.0%
    Cia Hering                                83,599    485,842       0.0%
    Cia Paranaense de Energia                  5,900     44,843       0.0%
    Cia Paranaense de Energia Sponsored ADR    7,845     85,824       0.0%
*   Cia Providencia Industria e Comercio SA    1,300      3,689       0.0%
#   Cia Siderurgica Nacional SA Sponsored
      ADR                                    208,426    560,666       0.0%
    Cielo SA                                  24,823    345,537       0.0%
    Contax Participacoes SA                    6,800     17,717       0.0%
*   Cosan Logistica SA                        29,400     23,419       0.0%
    Cosan SA Industria e Comercio             29,400    287,857       0.0%
    CPFL Energia SA                           28,584    188,508       0.0%
    Cyrela Brazil Realty SA Empreendimentos
      e Participacoes                         56,400    219,576       0.0%
    Cyrela Commercial Properties SA
      Empreendimentos e Participacoes            300        999       0.0%
    Direcional Engenharia SA                  19,404     41,088       0.0%
    Duratex SA                                92,506    260,667       0.0%
    EcoRodovias Infraestrutura e Logistica
      SA                                      35,820    105,453       0.0%
    EDP - Energias do Brasil SA               51,600    196,094       0.0%
    Embraer SA                                44,200    344,745       0.0%
    Embraer SA ADR                            30,346    946,188       0.1%
    Equatorial Energia SA                     39,532    420,125       0.0%
    Estacio Participacoes SA                  40,752    246,166       0.0%
    Eternit SA                                53,144     56,443       0.0%
    Even Construtora e Incorporadora SA      102,300    168,409       0.0%
    Ez Tec Empreendimentos e Participacoes
      SA                                      17,400    110,593       0.0%
*   Fertilizantes Heringer SA                  3,800      4,540       0.0%
*   Fibria Celulose SA                        25,683    360,148       0.0%
*   Fibria Celulose SA Sponsored ADR          45,289    634,499       0.1%
    Fleury SA                                 17,200     93,451       0.0%
    Gafisa SA                                 86,400     80,293       0.0%
    Gafisa SA ADR                             54,377     95,704       0.0%
*   General Shopping Brasil SA                 6,700     11,897       0.0%
    Gerdau SA                                 12,800     33,137       0.0%
    Gerdau SA Sponsored ADR                  239,916    806,118       0.1%
    Grendene SA                               20,200    120,679       0.0%
    Guararapes Confeccoes SA                   3,100     83,855       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
BRAZIL -- (Continued)
    Helbor Empreendimentos SA                 52,475 $   55,384       0.0%
*   Hypermarcas SA                            79,798    526,522       0.0%
    Iguatemi Empresa de Shopping Centers SA   17,900    160,408       0.0%
    International Meal Co. Alimentacao SA     11,500     28,626       0.0%
    Iochpe-Maxion SA                          20,600     75,209       0.0%
    Itau Unibanco Holding SA                  27,744    319,434       0.0%
    JBS SA                                   156,433    806,840       0.1%
    JHSF Participacoes SA                     23,200     14,476       0.0%
    JSL SA                                    23,100     88,859       0.0%
    Kepler Weber SA                            4,800     51,952       0.0%
    Klabin SA                                172,955  1,060,824       0.1%
    Kroton Educacional SA                    269,020    982,167       0.1%
    Light SA                                  14,507     85,946       0.0%
    Linx SA                                    3,400     50,104       0.0%
    Localiza Rent a Car SA                    26,971    314,383       0.0%
*   Log-in Logistica Intermodal SA            15,500     15,279       0.0%
    Lojas Americanas SA                       28,578    125,203       0.0%
    Lojas Renner SA                           17,712    617,549       0.1%
    LPS Brasil Consultoria de Imoveis SA       4,600      8,641       0.0%
    M Dias Branco SA                           6,316    181,412       0.0%
    Magnesita Refratarios SA                  28,938     28,333       0.0%
    Mahle-Metal Leve SA                        9,900     66,702       0.0%
*   Marfrig Global Foods SA                  114,300    160,850       0.0%
    Marisa Lojas SA                           17,600     85,402       0.0%
    Mills Estruturas e Servicos de
      Engenharia SA                           33,057     80,751       0.0%
*   Minerva SA                                35,600    103,623       0.0%
    MRV Engenharia e Participacoes SA        116,737    319,647       0.0%
    Multiplan Empreendimentos
      Imobiliarios SA                          9,675    170,190       0.0%
    Multiplus SA                              11,200    124,529       0.0%
    Natura Cosmeticos SA                      22,996    219,813       0.0%
    Odontoprev SA                             52,600    183,309       0.0%
*   Oi SA                                      5,010      9,395       0.0%
*   Paranapanema SA                           51,280     65,526       0.0%
*   Petroleo Brasileiro SA                    53,426    252,683       0.0%
*   Petroleo Brasileiro SA ADR                19,287    183,227       0.0%
    Porto Seguro SA                           41,477    518,850       0.0%
    Portobello SA                              9,400     10,857       0.0%
    Profarma Distribuidora de Produtos
      Farmaceuticos SA                         2,000      5,304       0.0%
    QGEP Participacoes SA                     36,600     88,191       0.0%
*   Qualicorp SA                              57,926    476,797       0.0%
    Raia Drogasil SA                          26,050    295,694       0.0%
    Restoque Comercio e Confeccoes de
      Roupas SA                               14,000     41,355       0.0%
    Rodobens Negocios Imobiliarios SA          6,300     15,682       0.0%
*   Rumo Logistica Operadora Multimodal SA   249,924    107,835       0.0%
    Santos Brasil Participacoes SA            17,850     66,768       0.0%
    Sao Martinho SA                           16,000    203,548       0.0%
    SLC Agricola SA                           34,600    200,392       0.0%
    Smiles SA                                  8,000    135,150       0.0%
    Sonae Sierra Brasil SA                     5,937     40,100       0.0%
    Souza Cruz SA                             26,100    238,222       0.0%
    Sul America SA                            71,878    338,759       0.0%
*   T4F Entretenimento SA                     13,800     12,275       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
BRAZIL -- (Continued)
    Tecnisa SA                               29,500 $    38,185       0.0%
    Tegma Gestao Logistica                    8,250      41,347       0.0%
    Telefonica Brasil SA ADR                 12,260     201,309       0.0%
    Tempo Participacoes SA                   15,600      15,533       0.0%
    Tim Participacoes SA                     23,400      74,946       0.0%
    Tim Participacoes SA ADR                  6,220      97,778       0.0%
    Totvs SA                                 33,900     391,662       0.0%
    Tractebel Energia SA                     13,700     162,329       0.0%
    Transmissora Alianca de Energia
      Eletrica SA                            70,833     466,194       0.0%
    Ultrapar Participacoes SA                 2,500      57,535       0.0%
    Ultrapar Participacoes SA Sponsored ADR  28,612     653,498       0.1%
    Usinas Siderurgicas de Minas Gerais SA   18,960     105,657       0.0%
    Vale SA                                  36,611     275,225       0.0%
#   Vale SA Sponsored ADR                    78,960     606,413       0.1%
    Valid Solucoes e Servicos de Seguranca
      em Meios de Pagamento e Identificacao
      S.A                                    23,412     364,046       0.0%
*   Vanguarda Agro SA                        42,212      12,749       0.0%
    WEG SA                                   57,532     306,473       0.0%
                                                    -----------       ---
TOTAL BRAZIL                                         29,572,934       1.3%
                                                    -----------       ---
CANADA -- (6.4%)
*   5N Plus, Inc.                            20,100      33,819       0.0%
    Absolute Software Corp.                  10,380      85,346       0.0%
*   Advantage Oil & Gas, Ltd.                64,563     399,739       0.0%
    Aecon Group, Inc.                        24,581     267,101       0.0%
    AG Growth International, Inc.             2,000      86,680       0.0%
    AGF Management, Ltd. Class B             22,706     145,288       0.0%
    Agnico Eagle Mines, Ltd.(008474108)       3,806     115,322       0.0%
    Agnico Eagle Mines, Ltd.(2009823)        19,829     600,226       0.0%
    Agrium, Inc.(2213538)                    10,637   1,102,051       0.1%
    Agrium, Inc.(008916108)                   9,921   1,028,113       0.1%
    AGT Food & Ingredients, Inc.              5,018     111,007       0.0%
    Aimia, Inc.                              19,730     219,131       0.0%
*   Air Canada                               10,733     102,482       0.0%
    AirBoss of America Corp.                  7,093      91,947       0.0%
*   Alacer Gold Corp.                        77,902     176,272       0.0%
    Alamos Gold, Inc.(2411707)               16,300     112,675       0.0%
*   Alamos Gold, Inc.(011527108)             30,428     210,562       0.0%
*   Alexco Resource Corp.                     8,500       3,593       0.0%
    Algoma Central Corp.                      3,600      50,457       0.0%
    Algonquin Power & Utilities Corp.        46,726     380,702       0.0%
    Alimentation Couche Tard, Inc. Class B   32,955   1,261,386       0.1%
    AltaGas, Ltd.                             9,803     333,131       0.0%
*   Alterra Power Corp.                      20,706       6,436       0.0%
    Altus Group, Ltd.                         8,555     143,092       0.0%
*   Amaya, Inc.                               2,097      49,066       0.0%
*   Amerigo Resources, Ltd.                  42,500      14,795       0.0%
    Amica Mature Lifestyles, Inc.             2,600      15,947       0.0%
    ARC Resources, Ltd.                      71,980   1,473,010       0.1%
*   Argonaut Gold, Inc.                      27,267      45,878       0.0%
    Arsenal Energy, Inc.                      5,800      19,181       0.0%
    Atco, Ltd. Class I                       10,200     386,611       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
*   Athabasca Oil Corp.                      101,460 $  185,849       0.0%
*   ATS Automation Tooling Systems, Inc.      19,657    216,854       0.0%
    AuRico Gold, Inc.(2287317)                87,235    304,401       0.0%
    AuRico Gold, Inc.(05155C105)                 788      2,750       0.0%
    AutoCanada, Inc.                           4,011    132,813       0.0%
#*  Avigilon Corp.                             5,838    100,744       0.0%
*   B2Gold Corp.                             183,214    287,007       0.0%
    Badger Daylighting, Ltd.                   7,590    188,350       0.0%
    Bank of Montreal(063671101)                  800     52,240       0.0%
    Bank of Montreal(2076009)                 43,584  2,847,319       0.1%
    Bank of Nova Scotia (The)(064149107)      16,411    905,395       0.1%
    Bank of Nova Scotia (The)(2076281)        46,481  2,563,101       0.1%
*   Bankers Petroleum, Ltd.                  106,109    315,733       0.0%
    Barrick Gold Corp.(067901108)            122,464  1,594,481       0.1%
    Barrick Gold Corp.(2024644)               11,095    144,194       0.0%
    Baytex Energy Corp.(07317Q105)            13,489    262,766       0.0%
    Baytex Energy Corp.(B4VGVM3)               1,522     29,734       0.0%
    BCE, Inc.                                 23,947  1,055,732       0.1%
*   Bellatrix Exploration, Ltd.(078314101)     8,926     28,028       0.0%
*   Bellatrix Exploration, Ltd.(B580BW5)      32,652    102,570       0.0%
*   Birchcliff Energy, Ltd.                   30,086    217,447       0.0%
    Bird Construction, Inc.                    7,616     72,278       0.0%
    Black Diamond Group, Ltd.                 10,016    140,548       0.0%
#*  BlackBerry, Ltd.                          87,196    885,911       0.1%
*   BlackPearl Resources, Inc.                53,132     53,727       0.0%
    Bombardier, Inc. Class B                  84,005    169,890       0.0%
    Bonavista Energy Corp.                    58,699    404,301       0.0%
    Bonterra Energy Corp.                     10,650    340,465       0.0%
    Boralex, Inc. Class A                      7,900     90,688       0.0%
    Brookfield Asset Management, Inc.
      Class A                                 14,472    779,317       0.1%
*   BRP, Inc.                                  3,548     78,724       0.0%
    CAE, Inc.(124765108)                       3,000     37,230       0.0%
    CAE, Inc.(2162760)                        26,952    334,415       0.0%
    Calfrac Well Services, Ltd.               21,241    176,759       0.0%
    Calian Technologies, Ltd.                  1,800     27,601       0.0%
    Cameco Corp.                              37,775    664,389       0.0%
    Canaccord Genuity Group, Inc.             32,515    186,763       0.0%
*   Canacol Energy, Ltd.                       3,874     12,619       0.0%
    Canadian Energy Services & Technology
      Corp.                                   25,217    127,287       0.0%
    Canadian Imperial Bank of Commerce        18,470  1,483,111       0.1%
    Canadian National Railway Co.(136375102)   4,036    260,403       0.0%
    Canadian National Railway Co.(2180632)    13,000    839,370       0.1%
    Canadian Natural Resources,
      Ltd.(136385101)                         84,975  2,825,419       0.1%
    Canadian Natural Resources,
      Ltd.(2171573)                           41,220  1,369,672       0.1%
    Canadian Oil Sands, Ltd.                  69,070    750,524       0.1%
    Canadian Pacific Railway, Ltd.             9,072  1,729,658       0.1%
    Canadian Tire Corp., Ltd. Class A         11,243  1,190,835       0.1%
    Canadian Utilities, Ltd. Class A          18,114    588,536       0.0%
    Canadian Western Bank                     27,547    716,245       0.1%
    Canam Group, Inc. Class A                 13,266    150,857       0.0%
    CanElson Drilling, Inc.                   27,256    103,918       0.0%
    Canexus Corp.                             66,064    109,513       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
*   Canfor Corp.                              19,304 $  382,560       0.0%
    Canfor Pulp Products, Inc.                15,606    199,327       0.0%
    Canyon Services Group, Inc.               19,100    130,130       0.0%
    Capital Power Corp.                       18,713    385,427       0.0%
    Capstone Infrastructure Corp.             29,693     91,060       0.0%
*   Capstone Mining Corp.                     78,959    109,947       0.0%
    Cascades, Inc.                            30,187    175,142       0.0%
*   Catamaran Corp.(B3N9ZT8)                   4,106    243,691       0.0%
*   Catamaran Corp.(B8J4N87)                  12,320    731,541       0.1%
    Cathedral Energy Services, Ltd.              416        814       0.0%
    CCL Industries, Inc. Class B               5,735    659,347       0.0%
*   Celestica, Inc.(15101Q108)                26,719    326,239       0.0%
*   Celestica, Inc.(2263362)                  29,385    358,758       0.0%
    Cenovus Energy, Inc.(15135U109)           48,181    906,766       0.1%
    Cenovus Energy, Inc.(B57FG04)             20,055    377,829       0.0%
    Centerra Gold, Inc.                       53,904    278,791       0.0%
*   Cequence Energy, Ltd.                     42,205     35,331       0.0%
    Cervus Equipment Corp.                       815     12,558       0.0%
*   CGI Group, Inc. Class A                   27,460  1,155,755       0.1%
*   China Gold International Resources
      Corp., Ltd.                             13,753     23,026       0.0%
    CI Financial Corp.                         7,852    230,777       0.0%
    Cineplex, Inc.                             8,595    344,085       0.0%
*   Claude Resources, Inc.                    32,900     19,361       0.0%
    Clearwater Seafoods, Inc.                  2,100     21,583       0.0%
    Cogeco Cable, Inc.                         7,351    421,076       0.0%
    Cogeco, Inc.                               2,360    105,863       0.0%
    Colabor Group, Inc.                        4,766      4,345       0.0%
    COM DEV International, Ltd.               25,528    104,524       0.0%
    Computer Modelling Group, Ltd.            17,124    188,910       0.0%
    Constellation Software, Inc.               2,091    819,762       0.1%
*   Copper Mountain Mining Corp.              31,221     37,522       0.0%
    Corby Spirit and Wine, Ltd.                1,600     31,178       0.0%
*   Corridor Resources, Inc.                  15,700      9,760       0.0%
    Corus Entertainment, Inc. Class B         20,140    309,654       0.0%
    Cott Corp.(22163N106)                      8,004     69,715       0.0%
    Cott Corp.(2228952)                       26,799    233,672       0.0%
    Crescent Point Energy Corp.(B67C8W8)      17,121    447,147       0.0%
    Crescent Point Energy Corp.(22576C101)    48,820  1,274,213       0.1%
*   Crew Energy, Inc.                         37,672    167,049       0.0%
*   DeeThree Exploration, Ltd.                35,493    216,518       0.0%
*   Delphi Energy Corp.                       36,700     50,799       0.0%
*   Denison Mines Corp.                      103,818     92,072       0.0%
*   Descartes Systems Group, Inc. (The)        9,700    145,761       0.0%
    DH Corp.                                  16,898    592,165       0.0%
    DHX Media, Ltd.                            5,000     34,190       0.0%
    DirectCash Payments, Inc.                  3,427     52,349       0.0%
    Dollarama, Inc.                           13,114    753,036       0.1%
    Dominion Diamond Corp.(B95LX89)           20,000    394,198       0.0%
*   Dominion Diamond Corp.(257287102)         10,513    207,211       0.0%
    Dorel Industries, Inc. Class B             9,293    273,437       0.0%
*   DragonWave, Inc.                           9,100      6,788       0.0%
*   Dundee Precious Metals, Inc.              28,720     69,271       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
    E-L Financial Corp., Ltd.                    184 $   97,605       0.0%
    Eldorado Gold Corp.(284902103)            22,591    112,051       0.0%
    Eldorado Gold Corp.(2307873)             138,361    689,225       0.1%
    Emera, Inc.                                5,459    183,973       0.0%
    Empire Co., Ltd.                           7,212    521,069       0.0%
    Enbridge Income Fund Holdings, Inc.       11,925    384,190       0.0%
    Enbridge, Inc.(29250N105)                  4,298    224,914       0.0%
    Enbridge, Inc.(2466149)                   16,380    856,132       0.1%
    Encana Corp.(292505104)                   88,286  1,254,544       0.1%
    Encana Corp.(2793193)                     46,047    653,780       0.0%
*   Endeavour Mining Corp.                   110,194     57,540       0.0%
*   Endeavour Silver Corp.(29258Y103)          2,098      4,238       0.0%
*   Endeavour Silver Corp.(2980003)           20,340     41,304       0.0%
    EnerCare, Inc.                             8,444    103,302       0.0%
    Enerflex, Ltd.                            22,107    296,470       0.0%
    Enerplus Corp.(292766102)                 24,292    306,322       0.0%
    Enerplus Corp.(B584T89)                   25,950    328,220       0.0%
    Enghouse Systems, Ltd.                     3,722    159,245       0.0%
    Ensign Energy Services, Inc.              36,181    288,488       0.0%
*   Epsilon Energy, Ltd.                      14,800     47,228       0.0%
    Equitable Group, Inc.                      3,000    151,927       0.0%
*   Essential Energy Services Trust           38,149     35,730       0.0%
    Evertz Technologies, Ltd.                  4,665     63,760       0.0%
    Exchange Income Corp.                        857     15,790       0.0%
    Exco Technologies, Ltd.                    5,190     66,031       0.0%
*   EXFO, Inc.                                    33        112       0.0%
    Extendicare, Inc.                         20,535    134,120       0.0%
    Fairfax Financial Holdings, Ltd.           3,021  1,650,095       0.1%
    Fiera Capital Corp.                        2,600     29,567       0.0%
    Finning International, Inc.               55,369  1,134,456       0.1%
    First Capital Realty, Inc.                15,000    248,653       0.0%
#*  First Majestic Silver Corp.(32076V103)     9,100     44,317       0.0%
#*  First Majestic Silver Corp.(2833583)      32,977    160,717       0.0%
    First National Financial Corp.               800     14,966       0.0%
    First Quantum Minerals, Ltd.              75,842  1,161,669       0.1%
    FirstService Corp.(33761N109)              3,783    247,465       0.0%
    FirstService Corp.(2350231)                2,200    144,017       0.0%
    Fortis, Inc.                              13,429    437,096       0.0%
#*  Fortress Paper, Ltd. Class A               1,649      3,130       0.0%
*   Fortuna Silver Mines, Inc.                39,240    148,634       0.0%
    Gamehost, Inc.                             1,925     19,769       0.0%
    Genesis Land Development Corp.            12,700     34,842       0.0%
    Genworth MI Canada, Inc.                  12,859    374,632       0.0%
    George Weston, Ltd.                       11,061    913,667       0.1%
    Gibson Energy, Inc.                       38,959    898,334       0.1%
    Gildan Activewear, Inc.                   21,696    687,654       0.1%
    Glacier Media, Inc.                        1,400      1,619       0.0%
    GLENTEL, Inc.                                800     16,676       0.0%
*   GLG Life Tech Corp.                        2,421        632       0.0%
    Gluskin Sheff + Associates, Inc.           5,675    133,679       0.0%
    GMP Capital, Inc.                          9,669     41,032       0.0%
    Goldcorp, Inc.(380956409)                 28,491    536,486       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
    Goldcorp, Inc.(2676302)                   26,116 $  491,583       0.0%
*   Golden Star Resources, Ltd.               84,300     18,167       0.0%
*   Gran Tierra Energy, Inc.(38500T101)          444      1,652       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)         77,736    290,584       0.0%
*   Great Canadian Gaming Corp.               11,000    215,624       0.0%
    Great-West Lifeco, Inc.                   14,700    450,930       0.0%
*   Heroux-Devtek, Inc.                        6,091     51,242       0.0%
    High Liner Foods, Inc.                     3,686     72,529       0.0%
    HNZ Group, Inc.                              700     11,308       0.0%
    Home Capital Group, Inc.                   8,200    323,650       0.0%
    Horizon North Logistics, Inc.             15,614     43,354       0.0%
    HudBay Minerals, Inc.(B05BQ98)            19,482    192,287       0.0%
    HudBay Minerals, Inc.(B05BDX1)            31,534    311,812       0.0%
    Hudson's Bay Co.                           8,446    184,601       0.0%
    Husky Energy, Inc.                        47,324  1,058,269       0.1%
*   IAMGOLD Corp.(450913108)                  35,221     78,895       0.0%
*   IAMGOLD Corp.(2446646)                    89,523    200,342       0.0%
    IGM Financial, Inc.                        4,783    180,894       0.0%
#*  IMAX Corp.(45245E109)                      5,543    207,086       0.0%
*   IMAX Corp.(2014258)                        5,500    205,480       0.0%
*   Imperial Metals Corp.                      9,500    103,071       0.0%
    Imperial Oil, Ltd.(453038408)             22,073    974,082       0.1%
    Imperial Oil, Ltd.(2454241)                5,500    242,429       0.0%
*   Indigo Books & Music, Inc.                 1,800     17,455       0.0%
    Industrial Alliance Insurance &
      Financial Services, Inc.                25,405    924,603       0.1%
    Innergex Renewable Energy, Inc.           23,110    214,914       0.0%
    Intact Financial Corp.                     7,700    593,088       0.0%
    Inter Pipeline, Ltd.                       7,709    201,910       0.0%
*   Interfor Corp.                            21,928    313,880       0.0%
    Intertape Polymer Group, Inc.             12,470    169,815       0.0%
*   Ithaca Energy, Inc.                       68,974     60,599       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A  14,900    289,973       0.0%
    Just Energy Group, Inc.                   24,526    131,727       0.0%
    K-Bro Linen, Inc.                          1,229     52,756       0.0%
*   Katanga Mining, Ltd.                      78,989     17,349       0.0%
*   Kelt Exploration, Ltd.                    10,095     77,900       0.0%
    Keyera Corp.                              15,544    547,164       0.0%
    Killam Properties, Inc.                   12,682    113,733       0.0%
*   Kinross Gold Corp.(496902404)              7,412     18,011       0.0%
*   Kinross Gold Corp.(B03Z841)              252,884    614,132       0.0%
*   Kirkland Lake Gold, Inc.                   2,333     11,389       0.0%
*   Knight Therapeutics, Inc.                    983      6,029       0.0%
*   Lake Shore Gold Corp.                    134,076    132,242       0.0%
    Laurentian Bank of Canada                 12,127    485,382       0.0%
*   Legacy Oil + Gas, Inc.                    28,559     68,409       0.0%
    Leisureworld Senior Care Corp.             6,709     85,746       0.0%
    Leon's Furniture, Ltd.                     4,744     60,632       0.0%
*   Leucrotta Exploration, Inc.               18,390     17,376       0.0%
    Lightstream Resources, Ltd.               52,634     58,894       0.0%
    Linamar Corp.                             14,854    882,253       0.1%
    Liquor Stores N.A., Ltd.                   9,291    110,121       0.0%
    Loblaw Cos., Ltd.                         15,350    780,266       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
    Long Run Exploration, Ltd.                34,503 $   26,882       0.0%
    Lucara Diamond Corp.                      42,814     72,037       0.0%
*   Lundin Mining Corp.                      114,619    570,007       0.0%
    MacDonald Dettwiler & Associates, Ltd.     5,145    408,444       0.0%
    Magellan Aerospace Corp.                   3,500     39,163       0.0%
    Magna International, Inc.                 50,544  2,547,099       0.1%
*   Mainstreet Equity Corp.                    1,610     49,628       0.0%
    Major Drilling Group International, Inc.  29,897    160,326       0.0%
    Mandalay Resources Corp.                  81,385     60,710       0.0%
    Manitoba Telecom Services, Inc.           11,911    256,385       0.0%
    Manulife Financial Corp.(2492519)        119,013  2,166,204       0.1%
    Manulife Financial Corp.(56501R106)        5,703    103,852       0.0%
    Maple Leaf Foods, Inc.                    29,844    572,639       0.0%
    Martinrea International, Inc.             38,841    387,927       0.0%
    McCoy Global, Inc.                           700      2,396       0.0%
    Medical Facilities Corp.                   5,442     73,793       0.0%
*   MEG Energy Corp.                          15,994    308,479       0.0%
*   Mercator Minerals, Ltd.                   15,420         --       0.0%
    Methanex Corp.                            18,500  1,113,373       0.1%
    Metro, Inc.                               77,748  2,247,700       0.1%
*   Migao Corp.                               14,924     10,143       0.0%
*   Mitel Networks Corp.                      11,077    103,196       0.0%
*   Mood Media Corp.                           8,100      5,237       0.0%
    Morneau Shepell, Inc.                      8,975    132,486       0.0%
    MTY Food Group, Inc.                       1,200     33,111       0.0%
    Mullen Group, Ltd.                        32,938    571,126       0.0%
    National Bank of Canada                   49,891  2,015,902       0.1%
    Nevsun Resources, Ltd.(64156L101)         11,137     43,657       0.0%
    Nevsun Resources, Ltd.(2631486)           54,402    214,632       0.0%
    New Flyer Industries, Inc.                 9,565    113,527       0.0%
*   New Gold, Inc.                           121,821    408,931       0.0%
    Newalta Corp.                             18,260    248,663       0.0%
    Norbord, Inc.                              8,805    177,640       0.0%
    North West Co., Inc. (The)                 9,620    197,423       0.0%
    Northland Power, Inc.                     21,367    305,496       0.0%
*   NuVista Energy, Ltd.                      42,069    311,726       0.0%
    OceanaGold Corp.                         101,898    194,252       0.0%
    Onex Corp.                                13,600    818,931       0.1%
    Open Text Corp.                            9,200    464,842       0.0%
    Osisko Gold Royalties, Ltd.                9,698    129,974       0.0%
#   Pacific Rubiales Energy Corp.             80,115    270,923       0.0%
*   Painted Pony Petroleum, Ltd.              35,252    218,261       0.0%
    Pan American Silver Corp.(697900108)      32,689    311,199       0.0%
    Pan American Silver Corp.(2669272)        22,617    216,519       0.0%
*   Paramount Resources, Ltd. Class A          3,700    109,451       0.0%
*   Parex Resources, Inc.                     37,633    301,937       0.0%
    Parkland Fuel Corp.                       15,022    327,956       0.0%
    Pason Systems, Inc.                       14,630    263,376       0.0%
    Pembina Pipeline Corp.                    21,236    739,080       0.1%
    Pengrowth Energy Corp.                   145,849    489,588       0.0%
    Penn West Petroleum, Ltd.(707887105)      26,052     64,348       0.0%
    Penn West Petroleum, Ltd.(B63FY34)        54,214    134,805       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
*   Performance Sports Group, Ltd.             4,400 $   89,313       0.0%
*   Perpetual Energy, Inc.                    13,463     12,051       0.0%
    Peyto Exploration & Development Corp.     14,831    431,100       0.0%
    PHX Energy Services Corp.                  8,919     51,525       0.0%
    Pizza Pizza Royalty Corp.                  1,000     11,811       0.0%
*   Poseidon Concepts Corp.                    2,591          3       0.0%
    Potash Corp. of Saskatchewan,
      Inc.(73755L107)                            315     10,282       0.0%
    Potash Corp. of Saskatchewan,
      Inc.(2696980)                           10,800    352,690       0.0%
    Precision Drilling Corp.(74022D308)       24,082    175,076       0.0%
    Precision Drilling Corp.(B5YPLH9)         57,500    418,442       0.0%
    Premium Brands Holdings Corp.              3,200     84,051       0.0%
*   Primero Mining Corp.                      57,254    211,171       0.0%
    Progressive Waste Solutions,
      Ltd.(74339G101)                          4,548    131,483       0.0%
    Progressive Waste Solutions,
      Ltd.(B3DJGB7)                           23,419    676,851       0.1%
    Pulse Seismic, Inc.                       22,820     52,014       0.0%
    Quebecor, Inc. Class B                    18,000    495,019       0.0%
*   Questerre Energy Corp. Class A            32,700      8,673       0.0%
    Reitmans Canada, Ltd.                      2,400     12,472       0.0%
    Reitmans Canada, Ltd. Class A              7,674     44,460       0.0%
    Richelieu Hardware, Ltd.                   2,868    149,759       0.0%
*   Richmont Mines, Inc.                       8,700     27,978       0.0%
    Ritchie Bros Auctioneers,
      Inc.(767744105)                          2,595     65,628       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)    7,600    192,315       0.0%
*   RMP Energy, Inc.                          31,901     85,669       0.0%
*   Rock Energy, Inc.                          7,532     21,226       0.0%
    Rocky Mountain Dealerships, Inc.           3,991     29,573       0.0%
    Rogers Communications, Inc. Class
      B(775109200)                             4,474    159,767       0.0%
    Rogers Communications, Inc. Class
      B(2169051)                               4,600    164,327       0.0%
    Rogers Sugar, Inc.                        21,981     82,896       0.0%
    RONA, Inc.                                43,256    569,337       0.0%
    Royal Bank of Canada                      55,774  3,703,320       0.2%
    Russel Metals, Inc.                       22,075    504,990       0.0%
#*  Sandstorm Gold, Ltd.                      12,245     43,540       0.0%
*   Sandvine Corp.                            45,000    157,024       0.0%
    Saputo, Inc.                              14,340    424,911       0.0%
    Savanna Energy Services Corp.              7,687     12,743       0.0%
*   Scorpio Mining Corp.                      21,755      3,426       0.0%
    Secure Energy Services, Inc.              22,537    318,675       0.0%
*   SEMAFO, Inc.                              73,228    225,177       0.0%
    Shaw Communications, Inc. Class
      B(82028K200)                            21,978    502,197       0.0%
    Shaw Communications, Inc. Class
      B(2801836)                              10,510    240,253       0.0%
    ShawCor, Ltd.                             11,698    396,074       0.0%
    Sherritt International Corp.             106,503    220,686       0.0%
#*  Sierra Wireless, Inc.(826516106)           2,592     91,083       0.0%
#*  Sierra Wireless, Inc.(2418968)             7,200    252,970       0.0%
#*  Silver Standard Resources,
      Inc.(82823L106)                          7,287     39,678       0.0%
*   Silver Standard Resources, Inc.(2218458)  24,408    132,712       0.0%
    Silver Wheaton Corp.(828336107)            2,009     39,658       0.0%
    Silver Wheaton Corp.(B058ZX6)             10,400    205,155       0.0%
    SNC-Lavalin Group, Inc.                    3,784    136,431       0.0%
*   Solium Capital, Inc.                       3,571     20,571       0.0%
    Sprott, Inc.                              48,597    106,740       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
    Stantec, Inc.                             16,542 $  446,833       0.0%
    Stella-Jones, Inc.                         4,406    158,821       0.0%
    Strad Energy Services, Ltd.                  100        249       0.0%
    Stuart Olson, Inc.                         1,740      8,523       0.0%
    Student Transportation, Inc.              11,697     66,120       0.0%
    Sun Life Financial, Inc.                  42,457  1,358,694       0.1%
    Suncor Energy, Inc.(867224107)            85,563  2,789,354       0.1%
    Suncor Energy, Inc.(B3NB1P2)             108,988  3,549,224       0.2%
*   SunOpta, Inc.(8676EP108)                   9,100     94,094       0.0%
*   SunOpta, Inc.(2817510)                     4,800     49,611       0.0%
    Superior Plus Corp.                       48,729    560,192       0.0%
    Surge Energy, Inc.                        52,242    190,089       0.0%
*   TAG Oil, Ltd.                                436        502       0.0%
    Tahoe Resources, Inc.                      5,439     76,750       0.0%
    Talisman Energy, Inc.(87425E103)          39,673    316,194       0.0%
    Talisman Energy, Inc.(2068299)           169,465  1,352,630       0.1%
*   Taseko Mines, Ltd.                        52,413     43,877       0.0%
    Teck Resources, Ltd. Class A                 200      3,249       0.0%
    Teck Resources, Ltd. Class B(878742204)   12,699    192,771       0.0%
    Teck Resources, Ltd. Class B(2879327)     43,200    654,893       0.0%
    TELUS Corp.                               24,664    853,070       0.1%
*   Tembec, Inc.                              11,264     25,954       0.0%
*   Teranga Gold Corp.(B5TDK82)               91,450     51,542       0.0%
*   Teranga Gold Corp.(B4L8QT1)               13,832      8,315       0.0%
*   Tethys Petroleum, Ltd.                     4,500        317       0.0%
*   Thompson Creek Metals Co.,
      Inc.(884768102)                         11,912     15,009       0.0%
*   Thompson Creek Metals Co., Inc.(2439806)  32,347     41,556       0.0%
    Thomson Reuters Corp.                     24,281    997,604       0.1%
*   Timmins Gold Corp.                        29,347     18,000       0.0%
    TMX Group, Ltd.                            2,676    119,261       0.0%
    TORC Oil & Gas, Ltd.                      27,920    242,982       0.0%
    Toromont Industries, Ltd.                 13,559    352,995       0.0%
    Toronto-Dominion Bank (The)               92,478  4,269,395       0.2%
    Torstar Corp. Class B                     16,400     97,870       0.0%
    Total Energy Services, Inc.                7,247     92,502       0.0%
*   Tourmaline Oil Corp.                      19,190    662,323       0.0%
    TransAlta Corp.(89346D107)                33,238    329,721       0.0%
    TransAlta Corp.(2901628)                  71,959    715,713       0.1%
    TransAlta Renewables, Inc.                 1,345     13,901       0.0%
    TransCanada Corp.                         35,211  1,634,327       0.1%
    Transcontinental, Inc. Class A            23,808    366,641       0.0%
    TransForce, Inc.                          26,126    590,082       0.0%
    TransGlobe Energy Corp.(893662106)         1,119      5,091       0.0%
    TransGlobe Energy Corp.(2470548)          16,078     73,294       0.0%
    Trican Well Service, Ltd.                 35,598    150,476       0.0%
    Trilogy Energy Corp.                       7,200     54,962       0.0%
    Trinidad Drilling, Ltd.                   37,935    159,412       0.0%
*   Turquoise Hill Resources,
      Ltd.(900435108)                         52,650    219,024       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)   51,442    215,745       0.0%
    Twin Butte Energy, Ltd.                   90,818     63,230       0.0%
    Uni-Select, Inc.                           5,857    203,891       0.0%
*   Valeant Pharmaceuticals International,
      Inc.                                    16,415  3,559,599       0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
CANADA -- (Continued)
    Valener, Inc.                            9,034 $    126,843       0.0%
    Veresen, Inc.                           21,550      324,009       0.0%
    Vermilion Energy, Inc.(923725105)        2,616      125,934       0.0%
    Vermilion Energy, Inc.(B607XS1)          3,800      182,929       0.0%
    Vicwest, Inc.                              200        2,072       0.0%
    Wajax Corp.                              6,684      141,436       0.0%
*   Wesdome Gold Mines, Ltd.                 7,360        7,015       0.0%
    West Fraser Timber Co., Ltd.            12,954      666,543       0.0%
    Western Energy Services Corp.           15,099       88,229       0.0%
    Western Forest Products, Inc.          101,625      154,143       0.0%
    WesternOne, Inc.                         5,790        5,423       0.0%
#*  Westport Innovations, Inc.               7,700       34,846       0.0%
    Westshore Terminals Investment
      Corp.                                  7,037      186,117       0.0%
    Whistler Blackcomb Holdings, Inc.        5,503       83,195       0.0%
    Whitecap Resources, Inc.                72,132      893,798       0.1%
    Wi-Lan, Inc.                            38,668       94,547       0.0%
    Winpak, Ltd.                             6,400      207,993       0.0%
    WSP Global, Inc.                        15,173      540,770       0.0%
    Yamana Gold, Inc.(98462Y100)             8,700       33,234       0.0%
    Yamana Gold, Inc.(2219279)             189,143      722,710       0.1%
    Zargon Oil & Gas, Ltd.                   5,615       16,289       0.0%
    ZCL Composites, Inc.                     2,700       17,209       0.0%
                                                   ------------       ---
TOTAL CANADA                                        147,232,406       6.4%
                                                   ------------       ---
CHILE -- (0.3%)
    AES Gener SA                           182,432      106,480       0.0%
    Aguas Andinas SA Class A               383,805      225,934       0.0%
    Banco de Chile ADR                       2,064      144,883       0.0%
    Banco de Credito e Inversiones           4,845      241,596       0.0%
    Banco Santander Chile                1,227,899       65,646       0.0%
    Banco Santander Chile ADR                6,627      144,526       0.0%
    Banmedica SA                            34,214       72,131       0.0%
    Besalco SA                              67,710       35,313       0.0%
    CAP SA                                   5,896       20,969       0.0%
    Cencosud SA                             95,334      247,044       0.0%
#   Cia Cervecerias Unidas SA ADR            8,000      174,960       0.0%
*   Cia Sud Americana de Vapores SA        193,299        7,348       0.0%
    Colbun SA                              415,803      125,526       0.0%
    Corpbanca SA                        12,086,552      136,921       0.0%
    Corpbanca SA ADR                         9,675      163,991       0.0%
    Cristalerias de Chile SA                 2,000       14,551       0.0%
*   E.CL SA                                 71,700      116,638       0.0%
    Embotelladora Andina SA Class B ADR        315        5,957       0.0%
    Empresa Nacional de Electricidad
      SA Sponsored ADR                       7,303      336,814       0.0%
*   Empresas AquaChile SA                   28,692       17,122       0.0%
    Empresas CMPC SA                       144,035      409,251       0.1%
    Empresas COPEC SA                       30,872      355,483       0.0%
    Empresas Hites SA                       30,027       13,746       0.0%
    Empresas Iansa SA                      500,604       12,899       0.0%
*   Empresas La Polar SA                    88,819        3,516       0.0%
    Enersis SA                             368,503      128,327       0.0%
    Enersis SA Sponsored ADR                47,492      843,933       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHILE -- (Continued)
    ENTEL Chile SA                            43,084 $  485,677       0.1%
    Forus SA                                  17,454     76,476       0.0%
    Gasco SA                                   1,627     12,303       0.0%
    Grupo Security SA                        147,850     47,861       0.0%
    Inversiones Aguas Metropolitanas SA      158,686    258,661       0.0%
*   Latam Airlines Group SA                   11,067    104,685       0.0%
#*  Latam Airlines Group SA Sponsored ADR     23,984    229,527       0.0%
    Masisa SA                                586,512     20,616       0.0%
    Molibdenos y Metales SA                    1,797     12,995       0.0%
*   Multiexport Foods SA                      68,000     12,396       0.0%
    Parque Arauco SA                         146,384    275,224       0.0%
    PAZ Corp. SA                              30,769     19,619       0.0%
    Ripley Corp. SA                           74,098     39,372       0.0%
    SACI Falabella                            26,143    204,724       0.0%
    Salfacorp SA                              22,708     18,563       0.0%
    Sigdo Koppers SA                          78,916    118,197       0.0%
    Sociedad Quimica y Minera de Chile SA
      Sponsored ADR                            5,679    124,029       0.0%
    Socovesa SA                              110,770     26,024       0.0%
    Sonda SA                                  79,082    186,828       0.0%
    Vina Concha y Toro SA                    106,813    217,520       0.0%
    Vina Concha y Toro SA Sponsored ADR          800     31,216       0.0%
                                                     ----------       ---
TOTAL CHILE                                           6,694,018       0.3%
                                                     ----------       ---
CHINA -- (6.3%)
    361 Degrees International, Ltd.          173,000     67,034       0.0%
    AAC Technologies Holdings, Inc.           93,500    494,158       0.0%
    Agile Property Holdings, Ltd.            574,749    480,723       0.0%
    Agricultural Bank of China, Ltd.
      Class H                              2,792,000  1,575,429       0.1%
    Air China, Ltd. Class H                  492,000    591,508       0.0%
    Ajisen China Holdings, Ltd.              103,000     64,142       0.0%
*   Alibaba Health Information
      Technology, Ltd.                        94,000    147,279       0.0%
#*  Aluminum Corp. of China, Ltd. ADR         15,900    255,831       0.0%
*   Aluminum Corp. of China, Ltd. Class H    598,000    381,974       0.0%
    AMVIG Holdings, Ltd.                     130,000     71,295       0.0%
    Angang Steel Co., Ltd. Class H           346,000    287,532       0.0%
    Anhui Conch Cement Co., Ltd. Class H      79,000    319,924       0.0%
    Anhui Expressway Co., Ltd. Class H       110,000     94,860       0.0%
    Anta Sports Products, Ltd.               176,000    389,715       0.0%
    Anton Oilfield Services Group            338,000     81,986       0.0%
    Anxin-China Holdings, Ltd.               816,000     40,534       0.0%
    Asia Cement China Holdings Corp.         143,500     83,171       0.0%
*   AVIC International Holdings, Ltd.        110,000    122,633       0.0%
    AviChina Industry & Technology Co.,
      Ltd. Class H                           456,000    520,726       0.0%
    Bank of China, Ltd. Class H            6,209,800  4,254,973       0.2%
    Bank of Communications Co., Ltd.
      Class H                                715,695    734,551       0.1%
    Baoxin Auto Group, Ltd.                  209,500    165,327       0.0%
    Baoye Group Co., Ltd. Class H             71,040     59,069       0.0%
    BBMG Corp. Class H                       290,500    359,532       0.0%
    Beijing Capital International Airport
      Co., Ltd. Class H                      456,000    484,085       0.0%
    Beijing Capital Land, Ltd. Class H       436,000    360,806       0.0%
    Beijing Enterprises Holdings, Ltd.        38,500    353,079       0.0%
    Beijing Enterprises Water Group, Ltd.    367,000    314,629       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHINA -- (Continued)
    Beijing Jingneng Clean Energy Co.,
      Ltd. Class H                           200,000 $   98,861       0.0%
    Beijing North Star Co., Ltd. Class H     336,000    156,133       0.0%
*   Beijing Properties Holdings, Ltd.        214,000     22,305       0.0%
    Belle International Holdings, Ltd.       561,000    720,027       0.1%
    Biostime International Holdings, Ltd.     39,500    181,041       0.0%
    Bloomage Biotechnology Corp., Ltd.        15,000     35,050       0.0%
    Boer Power Holdings, Ltd.                 43,000     82,935       0.0%
    Bosideng International Holdings, Ltd.    942,000    163,193       0.0%
    Bracell, Ltd.                            194,000     33,434       0.0%
    Brilliance China Automotive Holdings,
      Ltd.                                   136,000    255,235       0.0%
    Byd Co., Ltd. Class H                     27,000    162,944       0.0%
    BYD Electronic International Co., Ltd.   245,500    367,897       0.0%
    C C Land Holdings, Ltd.                  414,883    104,870       0.0%
    Carrianna Group Holdings Co., Ltd.        26,000      3,719       0.0%
    CECEP COSTIN New Materials Group, Ltd.    40,000     19,214       0.0%
    Central China Real Estate, Ltd.          203,696     60,226       0.0%
#   Changshouhua Food Co., Ltd.               87,000     68,545       0.0%
*   Chaoda Modern Agriculture Holdings,
      Ltd.                                   547,200     40,949       0.0%
#   Chaowei Power Holdings, Ltd.             193,000    138,552       0.0%
    China Aerospace International
      Holdings, Ltd.                       1,028,000    206,107       0.0%
    China Agri-Industries Holdings, Ltd.     757,700    430,732       0.0%
    China All Access Holdings, Ltd.           44,000     15,435       0.0%
    China Animal Healthcare, Ltd.             47,000     31,533       0.0%
    China Aoyuan Property Group, Ltd.        301,000     67,393       0.0%
*   China Automation Group, Ltd.             242,000     42,958       0.0%
    China BlueChemical, Ltd.                 656,000    293,010       0.0%
*   China Chengtong Development Group,
      Ltd.                                   446,000     40,375       0.0%
    China Child Care Corp., Ltd.             117,000     23,536       0.0%
    China CITIC Bank Corp., Ltd. Class H   1,055,000    955,371       0.1%
    China Coal Energy Co., Ltd. Class H      589,000    384,897       0.0%
    China Communications Construction
      Co., Ltd. Class H                      655,000  1,191,349       0.1%
    China Communications Services Corp.,
      Ltd. Class H                           888,000    502,713       0.0%
    China Construction Bank Corp. Class H  9,844,200  9,556,104       0.4%
*   China COSCO Holdings Co., Ltd. Class H   539,000    492,790       0.0%
*   China Culiangwang Beverages Holdings,
      Ltd.                                   126,000      9,905       0.0%
    China Datang Corp. Renewable Power
      Co., Ltd. Class H                      559,000     92,780       0.0%
*   China Dredging Environment Protection
      Holdings, Ltd.                          44,000     10,766       0.0%
*   China Dynamics Holdings, Ltd.          1,050,000     95,903       0.0%
*   China Eastern Airlines Corp., Ltd. ADR     2,373     91,906       0.0%
*   China Eastern Airlines Corp., Ltd.
      Class H                                332,000    256,364       0.0%
#   China Electronics Corp. Holdings Co.,
      Ltd.                                   320,000    165,575       0.0%
    China Everbright International, Ltd.     307,000    572,480       0.0%
    China Fiber Optic Network System
      Group, Ltd.                            298,000    108,525       0.0%
*   China Foods, Ltd.                        246,000    183,890       0.0%
    China Galaxy Securities Co., Ltd.
      Class H                                301,500    494,656       0.0%
    China Gas Holdings, Ltd.                 184,000    324,153       0.0%
    China Glass Holdings, Ltd.               102,000     14,436       0.0%
*   China High Precision Automation
      Group, Ltd.                            127,000      3,748       0.0%
*   China High Speed Transmission
      Equipment Group Co., Ltd.              354,000    318,821       0.0%
    China Hongqiao Group, Ltd.               529,500    492,284       0.0%
*   China Household Holdings, Ltd.           410,000     44,626       0.0%
*   China Huiyuan Juice Group, Ltd.          179,500     69,986       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHINA -- (Continued)
    China International Marine Containers
      Group Co., Ltd. Class H                 34,100 $   92,105       0.0%
    China ITS Holdings Co., Ltd.             291,000     45,752       0.0%
    China Lesso Group Holdings, Ltd.         320,000    234,711       0.0%
    China Life Insurance Co., Ltd. ADR         8,269    600,908       0.0%
    China Lilang, Ltd.                        87,000     90,598       0.0%
    China Longyuan Power Group Corp.,
      Ltd. Class H                           344,000    425,434       0.0%
*   China Lumena New Materials Corp.         752,000     22,743       0.0%
    China Machinery Engineering Corp.
      Class H                                199,000    264,176       0.0%
    China Medical System Holdings, Ltd.       94,000    165,160       0.0%
    China Mengniu Dairy Co., Ltd.            112,000    568,831       0.0%
    China Merchants Bank Co., Ltd. Class H   358,201  1,082,068       0.1%
    China Merchants Holdings
      International Co., Ltd.                252,704  1,149,686       0.1%
    China Merchants Land, Ltd.               388,000    124,212       0.0%
*   China Metal Recycling Holdings, Ltd.      89,400     20,393       0.0%
    China Minsheng Banking Corp., Ltd.
      Class H                                672,600    985,558       0.1%
    China Mobile, Ltd.(6073556)                8,000    114,060       0.0%
    China Mobile, Ltd.(2111375)               55,427  3,959,151       0.2%
*   China Modern Dairy Holdings, Ltd.        481,000    195,069       0.0%
    China Molybdenum Co., Ltd. Class H        79,000     79,121       0.0%
    China National Building Material Co.,
      Ltd. Class H                         1,268,000  1,531,490       0.1%
    China National Materials Co., Ltd.       437,000    160,512       0.0%
*   China New Town Development Co., Ltd.     481,383     26,982       0.0%
    China Oil & Gas Group, Ltd.            2,040,000    286,356       0.0%
    China Oilfield Services, Ltd. Class H    206,000    422,959       0.0%
    China Overseas Grand Oceans Group,
      Ltd.                                   328,250    195,420       0.0%
    China Overseas Land & Investment, Ltd.   462,827  1,924,880       0.1%
    China Pacific Insurance Group Co.,
      Ltd. Class H                            82,000    444,461       0.0%
    China Petroleum & Chemical Corp. ADR      12,059  1,139,166       0.1%
    China Petroleum & Chemical Corp.
      Class H                                541,400    513,770       0.0%
    China Power International
      Development, Ltd.                      560,000    357,410       0.0%
*   China Power New Energy Development
      Co., Ltd.                              960,000     94,945       0.0%
*   China Precious Metal Resources
      Holdings Co., Ltd.                   1,688,000    143,916       0.0%
*   China Properties Group, Ltd.             173,000     49,429       0.0%
    China Railway Construction Corp.,
      Ltd. Class H                           301,000    603,339       0.1%
    China Railway Group, Ltd. Class H        560,000    790,196       0.1%
*   China Rare Earth Holdings, Ltd.          640,000    144,979       0.0%
    China Resources Cement Holdings, Ltd.    644,610    408,851       0.0%
    China Resources Enterprise, Ltd.         322,000    986,401       0.1%
    China Resources Gas Group, Ltd.          112,000    391,120       0.0%
    China Resources Land, Ltd.               310,444  1,128,349       0.1%
    China Resources Power Holdings Co.,
      Ltd.                                   122,000    369,601       0.0%
#   China Sanjiang Fine Chemicals Co.,
      Ltd.                                   185,000     79,917       0.0%
*   China SCE Property Holdings, Ltd.        363,600     75,948       0.0%
#   China Shanshui Cement Group, Ltd.        593,000    481,252       0.0%
    China Shenhua Energy Co., Ltd. Class H   297,116    769,712       0.1%
    China Shineway Pharmaceutical Group,
      Ltd.                                    58,000     98,614       0.0%
*   China Shipping Container Lines Co.,
      Ltd. Class H                           943,000    531,805       0.0%
*   China Shipping Development Co., Ltd.
      Class H                                453,752    379,600       0.0%
    China Singyes Solar Technologies
      Holdings, Ltd.                         119,000    194,877       0.0%
    China South City Holdings, Ltd.          784,000    345,526       0.0%
    China Southern Airlines Co., Ltd.
      Class H                                370,000    366,958       0.0%
    China Southern Airlines Co., Ltd.
      Sponsored ADR                            3,231    158,448       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHINA -- (Continued)
    China State Construction
      International Holdings, Ltd.           199,600 $  387,776       0.0%
    China Suntien Green Energy Corp.,
      Ltd. Class H                           335,000     90,024       0.0%
*   China Taifeng Beddings Holdings, Ltd.     44,000      6,131       0.0%
*   China Taiping Insurance Holdings Co.,
      Ltd.                                   167,706    625,197       0.1%
    China Telecom Corp., Ltd. ADR              3,368    249,838       0.0%
*   China Tian Lun Gas Holdings, Ltd.         58,500     59,166       0.0%
*   China Tianyi Holdings, Ltd.              136,000     17,014       0.0%
    China Travel International Investment
      Hong Kong, Ltd.                        860,000    382,003       0.0%
    China Unicom Hong Kong, Ltd.(2603496)     86,534  1,625,974       0.1%
    China Unicom Hong Kong, Ltd.(6263830)    684,000  1,284,640       0.1%
    China Vanadium Titano - Magnetite
      Mining Co., Ltd.                       296,000     31,987       0.0%
    China Water Affairs Group, Ltd.          310,000    196,083       0.0%
*   China Yurun Food Group, Ltd.             517,000    178,276       0.0%
    China ZhengTong Auto Services
      Holdings, Ltd.                         292,500    199,539       0.0%
    China Zhongwang Holdings, Ltd.           617,600    374,905       0.0%
*   Chinasoft International, Ltd.            266,000    152,038       0.0%
*   Chinese People Holdings Co., Ltd.        452,587      9,960       0.0%
*   Chongqing Iron & Steel Co., Ltd.
      Class H                                196,000     60,002       0.0%
    Chongqing Machinery & Electric Co.,
      Ltd. Class H                           327,925     72,393       0.0%
    Chongqing Rural Commercial Bank Co.,
      Ltd. Class H                           805,000    723,243       0.1%
*   Chu Kong Petroleum & Natural Gas
      Steel Pipe Holdings, Ltd.               49,000     14,778       0.0%
#   CIMC Enric Holdings, Ltd.                128,000    141,014       0.0%
*   CITIC Dameng Holdings, Ltd.               56,000      5,677       0.0%
*   CITIC Resources Holdings, Ltd.           922,000    165,100       0.0%
    CITIC Securities Co., Ltd. Class H        50,500    224,034       0.0%
    CITIC, Ltd.                              514,000  1,028,252       0.1%
    Citychamp Watch & Jewellery Group,
      Ltd.                                   450,000     56,220       0.0%
    Clear Media, Ltd.                         29,000     34,019       0.0%
    CNOOC, Ltd.                              862,000  1,465,418       0.1%
    CNOOC, Ltd. ADR                           21,163  3,624,164       0.2%
*   Coastal Greenland, Ltd.                  123,000      5,063       0.0%
    Comba Telecom Systems Holdings, Ltd.     335,793    118,687       0.0%
*   Comtec Solar Systems Group, Ltd.         208,000     34,755       0.0%
*   Concord New Energy Group, Ltd.         1,190,000     96,182       0.0%
    Coolpad Group, Ltd.                      632,000    236,032       0.0%
    COSCO Pacific, Ltd.                      464,674    732,277       0.1%
*   Coslight Technology International
      Group Co., Ltd.                         54,000     32,222       0.0%
    Country Garden Holdings Co., Ltd.      2,179,786  1,174,032       0.1%
    CP Pokphand Co., Ltd.                    996,000    146,167       0.0%
    CPMC Holdings, Ltd.                      118,000     91,332       0.0%
    CSPC Pharmaceutical Group, Ltd.          266,000    275,503       0.0%
    CSR Corp., Ltd.                           66,000    127,403       0.0%
    CT Environmental Group, Ltd.              94,000    131,694       0.0%
*   DaChan Food Asia, Ltd.                   128,000     14,681       0.0%
    Dah Chong Hong Holdings, Ltd.            306,000    190,998       0.0%
    Dalian Port PDA Co., Ltd. Class H        472,000    256,983       0.0%
    DaMing International Holdings, Ltd.       42,000     18,995       0.0%
    Daphne International Holdings, Ltd.      440,000    124,218       0.0%
    Datang International Power Generation
      Co., Ltd. Class H                      316,000    185,660       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.    56,000     47,275       0.0%
*   DBA Telecommunication Asia Holdings,
      Ltd.                                    72,000      3,251       0.0%
    Digital China Holdings, Ltd.             253,000    390,332       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHINA -- (Continued)
    Dongfang Electric Corp., Ltd. Class H     94,800 $  215,176       0.0%
    Dongfeng Motor Group Co., Ltd. Class H   256,000    425,307       0.0%
    Dongyue Group, Ltd.                      421,000    178,854       0.0%
*   Dynasty Fine Wines Group, Ltd.           114,000      3,971       0.0%
    ENN Energy Holdings, Ltd.                 98,000    705,343       0.1%
    EVA Precision Industrial Holdings,
      Ltd.                                   284,000     91,805       0.0%
#   Evergrande Real Estate Group, Ltd.     2,598,000  2,463,326       0.1%
    Fantasia Holdings Group Co., Ltd.        396,000     64,197       0.0%
*   FDG Electric Vehicles, Ltd.              100,000      9,889       0.0%
    Fosun International, Ltd.                262,500    654,273       0.1%
    Franshion Properties China, Ltd.       1,342,000    540,469       0.0%
    Freetech Road Recycling Technology
      Holdings, Ltd.                          84,000     15,545       0.0%
    Fufeng Group, Ltd.                       335,600    262,667       0.0%
#*  GCL-Poly Energy Holdings, Ltd.         3,364,000  1,013,052       0.1%
    Geely Automobile Holdings, Ltd.        2,045,000  1,153,061       0.1%
*   Global Bio-Chem Technology Group Co.,
      Ltd.                                   500,000     31,161       0.0%
*   Glorious Property Holdings, Ltd.         938,000    144,015       0.0%
    Golden Eagle Retail Group, Ltd.           90,000    134,783       0.0%
    Golden Meditech Holdings, Ltd.           340,585     74,623       0.0%
*   Goldin Properties Holdings, Ltd.         152,000    368,728       0.0%
    Goldlion Holdings, Ltd.                  162,000     75,783       0.0%
    GOME Electrical Appliances Holding,
      Ltd.                                 3,228,060    826,935       0.1%
    Goodbaby International Holdings, Ltd.    141,000     64,573       0.0%
    Great Wall Motor Co., Ltd. Class H       135,000  1,024,323       0.1%
    Greatview Aseptic Packaging Co., Ltd.    226,000    136,471       0.0%
    Greenland Hong Kong Holdings, Ltd.        69,000     70,639       0.0%
    Greentown China Holdings, Ltd.           219,000    271,411       0.0%
    Guangdong Investment, Ltd.               316,000    468,766       0.0%
*   Guangdong Land Holdings, Ltd.            208,000     72,966       0.0%
    Guangshen Railway Co., Ltd. Class H      164,000    109,239       0.0%
    Guangshen Railway Co., Ltd. Sponsored
      ADR                                      6,099    201,328       0.0%
    Guangzhou Automobile Group Co., Ltd.
      Class H                                486,259    524,151       0.0%
    Guangzhou Baiyunshan Pharmaceutical
      Holdings Co., Ltd. Class H              18,000     69,069       0.0%
    Guangzhou R&F Properties Co., Ltd.       397,200    506,609       0.0%
    Guodian Technology & Environment
      Group Corp., Ltd. Class H              236,000     40,586       0.0%
    Haier Electronics Group Co., Ltd.        127,000    362,880       0.0%
    Haitian International Holdings, Ltd.      56,000    139,568       0.0%
    Hanergy Thin Film Power Group, Ltd.      754,000    700,734       0.1%
    Harbin Electric Co., Ltd. Class H        236,236    193,773       0.0%
*   Heng Tai Consumables Group, Ltd.         773,954     14,153       0.0%
    Hengan International Group Co., Ltd.      42,000    518,151       0.0%
#   Hengdeli Holdings, Ltd.                  777,400    174,384       0.0%
*   Hidili Industry International
      Development, Ltd.                      268,000     27,918       0.0%
#   Hilong Holding, Ltd.                     163,000     61,404       0.0%
*   Hisense Kelon Electrical Holdings
      Co., Ltd. Class H                       65,000     62,968       0.0%
*   HKC Holdings, Ltd.                       393,477     15,669       0.0%
    HNA Infrastructure Co., Ltd. Class H      27,000     28,252       0.0%
    Honghua Group, Ltd.                      438,000     60,279       0.0%
#   Hopewell Highway Infrastructure, Ltd.    186,475     92,517       0.0%
*   Hopson Development Holdings, Ltd.        250,000    293,075       0.0%
    HOSA International, Ltd.                  58,000     29,807       0.0%
    Hua Han Bio-Pharmaceutical Holdings,
      Ltd.                                   755,895    207,277       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                          ---------- ---------- ---------------
CHINA -- (Continued)
    Huabao International Holdings, Ltd.      704,000 $  790,763       0.1%
    Huadian Fuxin Energy Corp., Ltd.
      Class H                                158,000     84,982       0.0%
    Huadian Power International Corp.,
      Ltd. Class H                           274,000    304,069       0.0%
    Huaneng Power International, Inc.
      Class H                                 58,000     82,405       0.0%
    Huaneng Power International, Inc.
      Sponsored ADR                            3,000    170,760       0.0%
    Huaneng Renewables Corp., Ltd.
      Class H                              1,206,000    526,539       0.0%
    Industrial & Commercial Bank of
      China, Ltd. Class H                 10,068,460  8,759,910       0.4%
    Intime Retail Group Co., Ltd.            304,000    340,305       0.0%
    Jiangsu Expressway Co., Ltd. Class H     166,000    227,069       0.0%
    Jiangxi Copper Co., Ltd. Class H         309,000    637,680       0.1%
*   Jinchuan Group International
      Resources Co., Ltd.                     47,000      4,110       0.0%
    Jingwei Textile Machinery Class H         28,000     42,980       0.0%
    Jintian Pharmaceutical Group, Ltd.        61,000     32,462       0.0%
    Ju Teng International Holdings, Ltd.     274,000    171,136       0.0%
*   Kai Yuan Holdings, Ltd.                1,980,000     39,449       0.0%
#   Kaisa Group Holdings, Ltd.               530,000    106,676       0.0%
    Kasen International Holdings, Ltd.        30,000      3,848       0.0%
    Kingboard Chemical Holdings, Ltd.        208,000    378,561       0.0%
    Kingboard Laminates Holdings, Ltd.       291,500    149,457       0.0%
*   Kingdee International Software Group
      Co., Ltd.                              371,600    219,999       0.0%
    Kunlun Energy Co., Ltd.                1,246,000  1,475,985       0.1%
    KWG Property Holding, Ltd.               421,900    427,911       0.0%
*   Labixiaoxin Snacks Group, Ltd.           200,000     23,137       0.0%
    Lai Fung Holdings, Ltd.                1,378,000     33,904       0.0%
    Le Saunda Holdings, Ltd.                 126,000     54,231       0.0%
    Lee & Man Chemical Co., Ltd.              48,300     26,263       0.0%
#   Lee & Man Paper Manufacturing, Ltd.      381,600    216,681       0.0%
    Lenovo Group, Ltd.                       424,000    729,098       0.1%
*   Lianhua Supermarket Holdings Co.,
      Ltd. Class H                            96,400     74,052       0.0%
*   Lifetech Scientific Corp.                 90,000     16,702       0.0%
    Lijun International Pharmaceutical
      Holding Co., Ltd.                      294,000    130,062       0.0%
*   Lingbao Gold Co., Ltd. Class H           100,000     23,135       0.0%
    Livzon Pharmaceutical Group, Inc.
      Class H                                    600      4,337       0.0%
    Longfor Properties Co., Ltd.             401,500    690,667       0.1%
    Lonking Holdings, Ltd.                   631,000    156,500       0.0%
*   Loudong General Nice Resources China
      Holdings, Ltd.                         507,600     85,252       0.0%
*   Maanshan Iron & Steel Co., Ltd.
      Class H                                676,000    261,807       0.0%
    Maoye International Holdings, Ltd.       311,000     68,905       0.0%
    Metallurgical Corp. of China, Ltd.
      Class H                                783,000    464,085       0.0%
*   Microport Scientific Corp.                56,000     30,797       0.0%
    MIE Holdings Corp.                       304,000     37,183       0.0%
    MIN XIN Holdings, Ltd.                    34,000     32,208       0.0%
*   Mingfa Group International Co., Ltd.     510,000    181,170       0.0%
    Minmetals Land, Ltd.                     268,000     41,365       0.0%
    Minth Group, Ltd.                        144,000    359,769       0.0%
    MMG, Ltd.                                608,000    261,085       0.0%
*   Nan Hai Corp., Ltd.                    5,150,000     69,585       0.0%
    Nature Home Holding Co., Ltd.             29,000      4,387       0.0%
    NetDragon Websoft, Inc.                   37,000    113,188       0.0%
    New China Life Insurance Co., Ltd.
      Class H                                 32,700    202,562       0.0%
    New World China Land, Ltd.               669,800    451,683       0.0%
    Nine Dragons Paper Holdings, Ltd.        591,000    482,502       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                         --------- ---------- ---------------
CHINA -- (Continued)
*   North Mining Shares Co., Ltd.        1,510,000 $   73,708       0.0%
    NVC Lighting Holdings, Ltd.            320,000     27,559       0.0%
    Overseas Chinese Town Asia
      Holdings, Ltd.                       104,000     67,866       0.0%
    Pacific Online, Ltd.                   210,000    112,485       0.0%
    Parkson Retail Group, Ltd.             535,500    136,364       0.0%
    PetroChina Co., Ltd. ADR                 9,000  1,160,280       0.1%
    PetroChina Co., Ltd. Class H           224,000    288,907       0.0%
    Phoenix Satellite Television
      Holdings, Ltd.                       414,000    163,562       0.0%
    PICC Property & Casualty Co., Ltd.
      Class H                              234,502    520,149       0.0%
    Ping An Insurance Group Co. of
      China, Ltd. Class H                   77,000  1,105,149       0.1%
    Poly Property Group Co., Ltd.          758,000    485,656       0.0%
*   Pou Sheng International Holdings,
      Ltd.                                 463,000     37,708       0.0%
*   Powerlong Real Estate Holdings, Ltd.   259,000     56,062       0.0%
*   Prosperity International Holdings
      HK, Ltd.                             320,000     12,180       0.0%
*   Qunxing Paper Holdings Co., Ltd.       147,174      7,178       0.0%
*   Real Gold Mining, Ltd.                  19,000        645       0.0%
    Real Nutriceutical Group, Ltd.         205,000     64,636       0.0%
*   Renhe Commercial Holdings Co., Ltd.  5,640,000    317,368       0.0%
    REXLot Holdings, Ltd.                3,354,266    249,816       0.0%
    Road King Infrastructure, Ltd.          71,000     71,515       0.0%
*   Sany Heavy Equipment International
      Holdings Co., Ltd.                   240,000     67,594       0.0%
*   Semiconductor Manufacturing
      International Corp.                6,596,000    726,921       0.1%
*   Semiconductor Manufacturing
      International Corp. ADR               17,475     95,588       0.0%
    Shandong Chenming Paper Holdings,
      Ltd. Class H                         122,000     92,341       0.0%
    Shandong Weigao Group Medical
      Polymer Co., Ltd. Class H             72,000     66,818       0.0%
    Shanghai Electric Group Co., Ltd.
      Class H                              590,000    601,626       0.1%
    Shanghai Fosun Pharmaceutical Group
      Co., Ltd. Class H                     18,000     68,274       0.0%
    Shanghai Industrial Holdings, Ltd.     161,000    641,904       0.1%
*   Shanghai Industrial Urban
      Development Group, Ltd.              512,000    146,858       0.0%
    Shanghai Jin Jiang International
      Hotels Group Co., Ltd. Class H       348,000    176,985       0.0%
    Shanghai Pharmaceuticals Holding
      Co., Ltd. Class H                    158,200    491,405       0.0%
    Shanghai Prime Machinery Co., Ltd.
      Class H                               82,000     22,828       0.0%
*   Shanghai Zendai Property, Ltd.       1,505,000     67,113       0.0%
    Shengli Oil & Gas Pipe Holdings,
      Ltd.                                 262,500     15,223       0.0%
    Shenguan Holdings Group, Ltd.          446,000    139,407       0.0%
    Shenzhen Expressway Co., Ltd.
      Class H                              174,000    167,335       0.0%
    Shenzhen International Holdings,
      Ltd.                                 342,343    643,479       0.1%
    Shenzhen Investment, Ltd.              836,345    460,367       0.0%
    Shenzhou International Group
      Holdings, Ltd.                        78,000    365,346       0.0%
    Shimao Property Holdings, Ltd.         588,000  1,381,315       0.1%
*   Shougang Concord International
      Enterprises Co., Ltd.              1,368,000     96,590       0.0%
    Shougang Fushan Resources Group,
      Ltd.                                 864,000    221,778       0.0%
    Shui On Land, Ltd.                   1,406,156    456,260       0.0%
*   Shunfeng International Clean
      Energy, Ltd.                          84,000     59,229       0.0%
    Sichuan Expressway Co., Ltd. Class H   204,000    111,586       0.0%
    Sihuan Pharmaceutical Holdings
      Group, Ltd.                          716,000    407,398       0.0%
    Sino Biopharmaceutical, Ltd.           583,999    665,988       0.1%
*   Sino Oil And Gas Holdings, Ltd.      5,195,000    149,869       0.0%
    Sino-Ocean Land Holdings, Ltd.       1,017,832    849,344       0.1%
*   Sinofert Holdings, Ltd.                628,000    171,831       0.0%
#   SinoMedia Holding, Ltd.                111,276     65,015       0.0%
#   Sinopec Kantons Holdings, Ltd.         198,000    179,203       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
CHINA -- (Continued)
    Sinopec Shanghai Petrochemical Co.,
      Ltd. Sponsored ADR                       4,950 $  299,129       0.0%
    Sinopharm Group Co., Ltd. Class H        116,000    553,963       0.0%
    Sinosoft Technology Group, Ltd.           50,000     37,234       0.0%
*   Sinotrans Shipping, Ltd.                 314,500     87,758       0.0%
    Sinotrans, Ltd. Class H                  441,000    337,504       0.0%
    Sinotruk Hong Kong, Ltd.                 254,000    181,490       0.0%
    SITC International Holdings Co., Ltd.    197,000    145,754       0.0%
    Skyworth Digital Holdings, Ltd.          680,402    604,380       0.1%
    SMI Holdings Group, Ltd.                 996,000    110,395       0.0%
    SOHO China, Ltd.                         608,500    462,403       0.0%
*   Solargiga Energy Holdings, Ltd.          246,000     12,501       0.0%
*   Sparkle Roll Group, Ltd.                 312,000     16,509       0.0%
    Springland International Holdings,
      Ltd.                                   324,000    124,043       0.0%
    SPT Energy Group, Inc.                   416,000     93,451       0.0%
    SRE Group, Ltd.                        1,064,285     52,867       0.0%
    Sun Art Retail Group, Ltd.               264,000    271,219       0.0%
    Sunac China Holdings, Ltd.               672,000    887,101       0.1%
    Sunny Optical Technology Group Co.,
      Ltd.                                    61,000    135,118       0.0%
*   Superb Summit International Group,
      Ltd.                                   825,000    116,556       0.0%
    TCC International Holdings, Ltd.         482,000    202,139       0.0%
    TCL Communication Technology
      Holdings, Ltd.                         258,000    275,253       0.0%
    TCL Multimedia Technology Holdings,
      Ltd.                                   208,000    170,944       0.0%
*   Technovator International, Ltd.          126,000    122,422       0.0%
    Tencent Holdings, Ltd.                   150,500  3,106,150       0.2%
    Texhong Textile Group, Ltd.              138,000    165,235       0.0%
    Tian An China Investment Co., Ltd.        67,000     44,114       0.0%
    Tian Shan Development Holding, Ltd.       66,000     29,355       0.0%
    Tiangong International Co., Ltd.         492,000     97,304       0.0%
    Tianjin Port Development Holdings,
      Ltd.                                   590,000    189,766       0.0%
    Tianneng Power International, Ltd.       172,000     84,064       0.0%
#   Tibet 5100 Water Resources Holdings,
      Ltd.                                   258,000     99,079       0.0%
    Tingyi Cayman Islands Holding Corp.      104,000    219,892       0.0%
    Tomson Group, Ltd.                        98,360     28,949       0.0%
    Tong Ren Tang Technologies Co., Ltd.
      Class H                                109,000    190,640       0.0%
    Tongda Group Holdings, Ltd.              530,000     95,360       0.0%
    Tonly Electronics Holdings, Ltd.          31,200     26,932       0.0%
    Top Spring International Holdings,
      Ltd.                                    47,600     20,387       0.0%
    Towngas China Co., Ltd.                  191,000    204,338       0.0%
    TPV Technology, Ltd.                     422,000    102,899       0.0%
    Travelsky Technology, Ltd. Class H       218,471    425,306       0.0%
    Trigiant Group, Ltd.                     188,000     49,436       0.0%
    Truly International Holdings, Ltd.       544,000    256,754       0.0%
    Tsingtao Brewery Co., Ltd. Class H        10,000     63,854       0.0%
#   Uni-President China Holdings, Ltd.       182,400    147,256       0.0%
*   United Energy Group, Ltd.                472,000     72,853       0.0%
*   V1 Group, Ltd.                         1,149,800    120,933       0.0%
*   Wanda Hotel Development Co., Ltd.        143,000     31,010       0.0%
    Want Want China Holdings, Ltd.           391,000    429,399       0.0%
    Wasion Group Holdings, Ltd.              110,000    173,175       0.0%
    Weichai Power Co., Ltd. Class H          101,720    401,723       0.0%
    Weiqiao Textile Co. Class H              178,000    132,614       0.0%
    Welling Holding, Ltd.                    394,400    102,608       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
CHINA -- (Continued)
    West China Cement, Ltd.                894,000 $    151,621       0.0%
    Wisdom Holdings Group                  115,000      100,007       0.0%
    Wuzhou International Holdings, Ltd.    340,000       59,668       0.0%
    Xiamen International Port Co., Ltd.
      Class H                              330,000      182,006       0.0%
    Xingda International Holdings, Ltd.    288,000       93,543       0.0%
    Xinjiang Goldwind Science &
      Technology Co., Ltd. Class H          51,400      119,947       0.0%
*   Xinjiang Xinxin Mining Industry
      Co., Ltd. Class H                     99,000       22,207       0.0%
    Xiwang Special Steel Co., Ltd.         185,000       30,938       0.0%
    XTEP International Holdings, Ltd.      248,500       90,075       0.0%
*   Yanchang Petroleum International,
      Ltd.                               1,360,000       62,044       0.0%
    Yanlord Land Group, Ltd.                71,000       64,446       0.0%
    Yanzhou Coal Mining Co., Ltd.
      Class H                              294,000      294,363       0.0%
    Yanzhou Coal Mining Co., Ltd.
      Sponsored ADR                         18,500      184,075       0.0%
    Yingde Gases Group Co., Ltd.           392,500      342,411       0.0%
    Yip's Chemical Holdings, Ltd.           96,000       58,331       0.0%
    Youyuan International Holdings, Ltd.    34,100        8,145       0.0%
    Yuanda China Holdings, Ltd.            606,000       52,285       0.0%
    Yuexiu Property Co., Ltd.            2,359,720      577,002       0.0%
    Yuexiu Transport Infrastructure,
      Ltd.                                 162,639      119,144       0.0%
    Yuzhou Properties Co., Ltd.            268,000       77,779       0.0%
*   Zall Development Group, Ltd.           205,000       74,601       0.0%
    Zhaojin Mining Industry Co., Ltd.      284,500      204,510       0.0%
    Zhejiang Expressway Co., Ltd.
      Class H                              192,000      306,416       0.0%
    Zhengzhou Coal Mining Machinery
      Group Co., Ltd. Class H               16,600       13,026       0.0%
    Zhong An Real Estate, Ltd.             146,000       20,730       0.0%
    Zhongsheng Group Holdings, Ltd.        203,500      185,725       0.0%
    Zhuzhou CSR Times Electric Co.,
      Ltd. Class H                          35,000      296,262       0.0%
    Zijin Mining Group Co., Ltd. Class H   711,000      263,454       0.0%
    Zoomlion Heavy Industry Science and
      Technology Co., Ltd.                 388,800      269,337       0.0%
    ZTE Corp. Class H                      106,504      357,700       0.0%
                                                   ------------       ---
TOTAL CHINA                                         145,416,462       6.4%
                                                   ------------       ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                      28,397      304,713       0.0%
    Banco de Bogota SA                       1,407       37,142       0.0%
    Bancolombia SA                          25,569      270,503       0.0%
    Bancolombia SA Sponsored ADR             9,801      443,691       0.1%
    Celsia SA ESP                           23,037       48,840       0.0%
    Cementos Argos SA                       14,282       60,678       0.0%
    Corp. Financiera Colombiana SA             814       13,088       0.0%
    Ecopetrol SA Sponsored ADR              10,314      176,576       0.0%
    Empresa de Telecomunicaciones de
      Bogota                                40,000        7,977       0.0%
    Grupo Aval Acciones y Valores           50,031       25,310       0.0%
    Grupo Aval Acciones y Valores ADR        2,187       22,132       0.0%
    Grupo de Inversiones Suramericana SA     9,338      153,438       0.0%
    Grupo Nutresa SA                        12,229      127,116       0.0%
    Interconexion Electrica SA ESP          31,226      104,873       0.0%
    Isagen SA ESP                           74,180       99,187       0.0%
                                                   ------------       ---
TOTAL COLOMBIA                                        1,895,264       0.1%
                                                   ------------       ---
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                10,430      270,973       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CZECH REPUBLIC -- (Continued)
    Komercni Banka A.S.                          727 $  162,008       0.0%
    O2 Czech Republic A.S.                    19,986    164,072       0.0%
    Pegas Nonwovens SA                         2,000     59,598       0.0%
    Philip Morris CR A.S.                        100     42,604       0.0%
*   Unipetrol A.S.                            11,278     70,905       0.0%
                                                     ----------       ---
TOTAL CZECH REPUBLIC                                    770,160       0.0%
                                                     ----------       ---
DENMARK -- (1.2%)
    ALK-Abello A.S.                            1,380    163,399       0.0%
    Alm Brand A.S.                            35,468    232,578       0.0%
    Ambu A.S. Class B                          7,992    209,641       0.0%
    AP Moeller - Maersk A.S. Class A             241    464,623       0.0%
    AP Moeller - Maersk A.S. Class B             571  1,133,198       0.1%
*   Auriga Industries A.S. Class B             4,609    221,744       0.0%
#*  Bang & Olufsen A.S.                       12,488    112,295       0.0%
*   Bavarian Nordic A.S.                       9,044    423,808       0.0%
    Carlsberg A.S. Class B                    11,140  1,015,617       0.1%
    Chr Hansen Holding A.S.                   24,228  1,172,925       0.1%
    Coloplast A.S. Class B                     4,082    333,190       0.0%
#*  D/S Norden A.S.                            6,453    129,470       0.0%
    Danske Bank A.S.                          46,078  1,306,803       0.1%
    Dfds A.S.                                    636     71,169       0.0%
    DSV A.S.                                  51,759  1,795,502       0.1%
    FLSmidth & Co. A.S.                       15,418    658,671       0.0%
*   Genmab A.S.                                5,998    461,853       0.0%
    GN Store Nord A.S.                        48,850  1,054,647       0.1%
*   H Lundbeck A.S.                            8,887    172,861       0.0%
*   H+H International A.S. Class B             2,233     17,924       0.0%
    IC Group A.S.                              1,760     47,144       0.0%
*   Jeudan A.S.                                  397     39,069       0.0%
*   Jyske Bank A.S.                           17,901    876,591       0.0%
    NKT Holding A.S.                           7,675    487,056       0.0%
    Nordjyske Bank A.S.                        2,948     48,278       0.0%
    Novo Nordisk A.S. Class B                 43,268  2,429,095       0.1%
    Novo Nordisk A.S. Sponsored ADR           20,820  1,171,541       0.1%
    Novozymes A.S. Class B                    23,159  1,068,475       0.1%
    Pandora A.S.                              18,262  1,887,587       0.1%
*   Parken Sport & Entertainment A.S.          1,975     17,203       0.0%
    PER Aarsleff A.S. Class B                    698    195,900       0.0%
    Ringkjoebing Landbobank A.S.                 816    182,475       0.0%
    Rockwool International A.S. Class B        1,847    244,714       0.0%
    Royal Unibrew A.S.                         2,687    514,393       0.0%
    RTX A.S.                                   2,243     27,614       0.0%
*   Santa Fe Group A.S.                        5,671     58,780       0.0%
    Schouw & Co.                               4,874    249,803       0.0%
    SimCorp A.S.                               8,646    298,639       0.0%
    Solar A.S. Class B                         1,890     92,872       0.0%
    Spar Nord Bank A.S.                        7,313     79,022       0.0%
    Sydbank A.S.                              22,388    840,403       0.0%
    TDC A.S.                                 151,914  1,156,583       0.1%
    Tivoli A.S.                                    8      4,453       0.0%
*   TK Development A.S.                       38,322     53,016       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
DENMARK -- (Continued)
*   Topdanmark A.S.                          25,711 $   771,135       0.0%
    Tryg A.S.                                 5,808     630,716       0.0%
    United International Enterprises            860     151,441       0.0%
    Vestas Wind Systems A.S.                 38,569   1,749,391       0.1%
*   Vestjysk Bank A.S.                        5,218       7,912       0.0%
*   William Demant Holding A.S.               5,628     462,801       0.0%
*   Zealand Pharma A.S.                       3,026      41,701       0.0%
                                                    -----------       ---
TOTAL DENMARK                                        27,037,721       1.2%
                                                    -----------       ---
EGYPT -- (0.0%)
    Commercial International Bank Egypt
      SAE GDR                                20,270     139,908       0.0%
*   Global Telecom Holding SAE GDR           18,270      40,011       0.0%
                                                    -----------       ---
TOTAL EGYPT                                             179,919       0.0%
                                                    -----------       ---
FINLAND -- (1.2%)
    Ahlstrom Oyj                              7,221      62,406       0.0%
    Alma Media Oyj                            3,037      10,002       0.0%
    Amer Sports Oyj                          44,342   1,109,703       0.1%
    Aspo Oyj                                  6,086      46,387       0.0%
    Atria Oyj                                 2,101      21,667       0.0%
    BasWare Oyj                               1,070      48,981       0.0%
*   Biotie Therapies Oyj                     19,018       3,376       0.0%
    Cargotec Oyj                             14,413     581,069       0.0%
    Caverion Corp.                           19,094     188,032       0.0%
    Citycon Oyj                              60,336     195,090       0.0%
    Comptel Oyj                              10,166      12,653       0.0%
    Cramo Oyj                                 9,641     179,148       0.0%
    Elektrobit Oyj                            9,556      42,267       0.0%
    Elisa Oyj                                32,593     998,496       0.1%
    F-Secure Oyj                             21,049      66,891       0.0%
*   Finnair Oyj                              18,798      62,327       0.0%
*   Finnlines Oyj                             2,556      45,696       0.0%
    Fiskars Oyj Abp                           9,211     186,648       0.0%
    Fortum Oyj                              117,322   2,316,805       0.1%
    HKScan Oyj Class A                        5,623      31,019       0.0%
    Huhtamaki Oyj                            31,160     996,115       0.1%
    Kemira Oyj                               38,945     455,949       0.0%
    Kesko Oyj Class A                         6,440     245,400       0.0%
    Kesko Oyj Class B                        24,740   1,010,846       0.1%
#   Kone Oyj Class B                         22,183     954,348       0.1%
    Konecranes Oyj                            9,577     310,505       0.0%
    Lassila & Tikanoja Oyj                    9,467     185,273       0.0%
*   Lemminkainen Oyj                            971      11,897       0.0%
    Metsa Board Oyj                          52,655     311,113       0.0%
    Metso Oyj                                21,535     612,162       0.0%
    Metso Oyj Sponsored ADR                     800       5,760       0.0%
    Munksjo Oyj                               3,996      46,582       0.0%
    Neste Oil Oyj                            50,918   1,384,869       0.1%
    Nokia Oyj                               380,443   2,567,013       0.1%
    Nokia Oyj Sponsored ADR                   1,020       6,712       0.0%
    Nokian Renkaat Oyj                       19,181     623,306       0.0%
    Okmetic Oyj                               4,178      34,089       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
FINLAND -- (Continued)
    Olvi Oyj Class A                          3,955 $   112,449       0.0%
*   Oriola-KD Oyj Class B                    34,758     156,842       0.0%
    Orion Oyj Class A                         4,544     146,661       0.0%
    Orion Oyj Class B                        21,344     697,928       0.0%
*   Outokumpu Oyj                            62,242     375,546       0.0%
#   Outotec Oyj                              68,913     481,491       0.0%
    PKC Group Oyj                             8,416     183,485       0.0%
    Ponsse Oy                                 1,987      33,384       0.0%
*   Poyry Oyj                                 5,709      20,377       0.0%
    Raisio Oyj Class V                       34,182     152,328       0.0%
    Ramirent Oyj                             28,261     217,193       0.0%
    Revenio Group Oyj                           670      15,134       0.0%
    Saga Furs Oyj                               230       6,811       0.0%
    Sampo Oyj Class A                        26,108   1,265,043       0.1%
    Sanoma Oyj                               28,619     150,746       0.0%
    SRV Group Oyj                             2,131       8,675       0.0%
*   Stockmann Oyj Abp                         5,103      40,634       0.0%
    Stora Enso Oyj Class R                  222,343   2,339,776       0.1%
    Stora Enso Oyj Sponsored ADR              1,800      18,864       0.0%
*   Talvivaara Mining Co. P.L.C.            136,822       3,487       0.0%
    Technopolis Oyj                          32,902     150,986       0.0%
    Tieto Oyj                                21,406     513,323       0.0%
    Tikkurila Oyj                             7,917     163,060       0.0%
    UPM-Kymmene Oyj                         165,552   2,995,590       0.1%
    UPM-Kymmene Oyj Sponsored ADR             1,300      23,322       0.0%
    Uponor Oyj                               10,661     164,177       0.0%
    Vaisala Oyj Class A                       1,077      28,893       0.0%
    Valmet OYJ                               14,091     163,306       0.0%
    Wartsila Oyj Abp                         17,603     807,626       0.1%
    YIT Oyj                                  19,094     134,771       0.0%
                                                    -----------       ---
TOTAL FINLAND                                        27,542,510       1.2%
                                                    -----------       ---
FRANCE -- (5.5%)
    Accor SA                                 23,212   1,272,826       0.1%
    Actia Group                               1,316       9,630       0.0%
    Aeroports de Paris                        1,857     228,915       0.0%
#*  Air France-KLM                           36,000     310,351       0.0%
    Air Liquide SA                            8,915   1,165,906       0.1%
    Akka Technologies SA                      1,839      57,576       0.0%
    Albioma SA                                7,204     150,388       0.0%
*   Alcatel-Lucent                          273,934     951,101       0.1%
*   Alstom SA                                19,684     618,359       0.0%
    Alten SA                                  6,566     320,504       0.0%
    Altran Technologies SA                   36,991     402,762       0.0%
    April SA                                  3,147      44,929       0.0%
*   Archos                                    2,165       5,306       0.0%
    Arkema SA                                18,021   1,450,208       0.1%
    Assystem                                  3,266      71,176       0.0%
    Atos SE                                  19,004   1,485,375       0.1%
    Aubay                                       778      11,280       0.0%
    Audika Groupe                             1,267      25,141       0.0%
    AXA SA                                   74,985   1,896,058       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
FRANCE -- (Continued)
    AXA SA Sponsored ADR                      62,400 $1,571,232       0.1%
    Axway Software SA                          1,277     28,858       0.0%
    Beneteau SA                                6,084     95,397       0.0%
    BioMerieux                                 2,709    292,251       0.0%
    BNP Paribas SA                            66,145  4,177,141       0.2%
    Boiron SA                                  1,642    182,874       0.0%
*   Bollore SA(BQR9N80)                          300      1,667       0.0%
    Bollore SA(4572709)                      184,219  1,052,819       0.1%
    Bonduelle S.C.A.                           4,965    137,873       0.0%
    Bongrain SA                                1,129     74,112       0.0%
    Bouygues SA                               42,186  1,741,636       0.1%
    Bureau Veritas SA                         15,901    374,430       0.0%
    Burelle SA                                    45     32,000       0.0%
    Cap Gemini SA                             18,385  1,638,021       0.1%
    Carrefour SA                              63,059  2,174,204       0.1%
    Casino Guichard Perrachon SA              15,049  1,330,745       0.1%
*   Cegedim SA                                   878     32,484       0.0%
    Cegid Group                                2,254     98,771       0.0%
*   CGG SA                                     7,670     54,328       0.0%
*   CGG SA Sponsored ADR                      23,995    170,844       0.0%
*   Chargeurs SA                               5,828     46,467       0.0%
    Christian Dior SE                          2,587    505,761       0.0%
    Cie de Saint-Gobain                      101,183  4,598,473       0.2%
    Cie Generale des Etablissements Michelin  36,347  4,053,265       0.2%
#   CNP Assurances                            25,995    467,220       0.0%
    Credit Agricole SA                        74,844  1,164,449       0.1%
    Danone SA                                 14,067  1,017,918       0.1%
    Danone SA Sponsored ADR                      600      8,706       0.0%
    Dassault Systemes                          3,682    283,721       0.0%
    Dassault Systemes ADR                      1,228     94,900       0.0%
*   Derichebourg SA                           35,689    111,406       0.0%
    Devoteam SA                                2,730     72,965       0.0%
    Edenred                                   25,197    675,515       0.0%
    Eiffage SA                                10,450    637,265       0.0%
    Electricite de France SA                  34,066    866,805       0.1%
*   Eramet                                     1,419    116,728       0.0%
    Essilor International SA                  13,092  1,594,999       0.1%
*   Esso SA Francaise                            381     20,365       0.0%
*   Etablissements Maurel et Prom             38,170    357,240       0.0%
    Euler Hermes Group                         3,547    387,763       0.0%
    Eurofins Scientific SE                     1,562    439,992       0.0%
    European Aeronautic Defence and Space
      Co. NV                                  24,049  1,666,646       0.1%
    Eutelsat Communications SA                20,356    709,700       0.0%
    Exel Industries Class A                      289     14,013       0.0%
    Faiveley Transport SA                      1,094     69,057       0.0%
    Faurecia                                  25,241  1,196,494       0.1%
    Fimalac                                    1,023    100,958       0.0%
    Fleury Michon SA                             371     22,169       0.0%
*   GameLoft SE                                6,023     31,849       0.0%
    GDF Suez                                 232,710  4,734,808       0.2%
    GL Events                                  3,809     82,912       0.0%
    Groupe Crit                                1,156     62,124       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
FRANCE -- (Continued)
    Groupe Eurotunnel SE                     107,558 $1,724,429       0.1%
    Groupe Flo                                 1,396      4,153       0.0%
*   Groupe Fnac                                  900     54,141       0.0%
    Groupe Gorge                                 566     15,217       0.0%
    Guerbet                                    1,590     67,517       0.0%
    Haulotte Group SA                          4,396     85,382       0.0%
    Hermes International                         651    245,511       0.0%
*   Hi-Media SA                               22,466     56,506       0.0%
    Iliad SA                                   1,366    322,023       0.0%
    Imerys SA                                  7,453    567,268       0.0%
    Ingenico                                   6,092    764,379       0.0%
    Interparfums SA                            1,960     67,459       0.0%
    Ipsen SA                                   3,728    214,092       0.0%
    IPSOS                                      7,996    235,878       0.0%
    Jacquet Metal Service                      5,045    107,018       0.0%
    JCDecaux SA                                8,578    338,866       0.0%
    Kering                                     4,925    910,813       0.1%
    Korian-Medica                             11,910    406,373       0.0%
#   L'Oreal SA                                 3,377    644,470       0.0%
    Lafarge SA                                25,141  1,834,410       0.1%
    Lafarge SA Sponsored ADR                   1,300     23,585       0.0%
    Lagardere SCA                             30,007    963,251       0.1%
    Laurent-Perrier                              664     62,605       0.0%
*   Le Noble Age                               1,043     22,005       0.0%
    Lectra                                     1,700     24,272       0.0%
    Legrand SA                                14,410    833,225       0.0%
    LISI                                       4,325    133,484       0.0%
    LVMH Moet Hennessy Louis Vuitton SE       10,748  1,879,463       0.1%
    Maisons France Confort SA                    535     19,225       0.0%
*   Manitou BF SA                              2,706     52,491       0.0%
    Manutan International                        734     37,908       0.0%
    Mersen                                     5,087    139,013       0.0%
*   METabolic EXplorer SA                      4,118     22,723       0.0%
    Metropole Television SA                   10,628    221,815       0.0%
    MGI Coutier                                4,240     60,379       0.0%
    Montupet                                   2,642    186,208       0.0%
    Natixis SA                               123,000  1,018,128       0.1%
#   Naturex                                    1,515    101,192       0.0%
    Neopost SA                                14,136    680,669       0.0%
*   Nexans SA                                 10,399    407,495       0.0%
    Nexity SA                                 12,666    556,245       0.0%
    NextRadioTV                                  290      9,048       0.0%
    Norbert Dentressangle SA                   1,087    264,382       0.0%
*   NRJ Group                                  4,409     37,076       0.0%
    Oeneo SA                                   2,215     13,109       0.0%
    Orange SA(5176177)                       252,114  4,152,649       0.2%
    Orange SA(684060106)                      26,020    426,208       0.0%
    Orpea                                      6,169    406,365       0.0%
*   Parrot SA                                  3,660     96,544       0.0%
    Pernod-Ricard SA                           5,485    681,697       0.0%
*   Peugeot SA                                84,084  1,589,659       0.1%
*   Pierre & Vacances SA                       1,648     52,351       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
FRANCE -- (Continued)
    Plastic Omnium SA                         22,695 $  631,975       0.0%
    Publicis Groupe SA                         8,193    687,151       0.0%
    Publicis Groupe SA ADR                     1,600     33,584       0.0%
    Rallye SA                                  8,358    312,228       0.0%
*   Recylex SA                                 5,815     13,811       0.0%
    Renault SA                                24,806  2,610,029       0.1%
    Rexel SA                                  60,774  1,145,385       0.1%
    Rubis SCA                                  7,708    523,712       0.0%
    Safran SA                                 13,595    993,350       0.1%
    Saft Groupe SA                             8,063    321,580       0.0%
#   Sanofi                                    34,882  3,550,653       0.2%
    Sanofi ADR                                39,660  2,004,813       0.1%
    Sartorius Stedim Biotech                     779    198,513       0.0%
    Schneider Electric SE(B11BPS1)             1,444    107,791       0.0%
    Schneider Electric SE(4834108)            30,730  2,297,018       0.1%
    SCOR SE                                   40,715  1,465,404       0.1%
    SEB SA                                     5,799    537,008       0.0%
    Seche Environnement SA                       824     28,399       0.0%
*   Sequana SA                                 3,569     19,089       0.0%
    SES SA                                    19,167    671,731       0.0%
    Societe BIC SA                             3,399    580,656       0.0%
    Societe d'Edition de Canal +              18,935    132,374       0.0%
    Societe Generale SA                       52,687  2,634,069       0.1%
    Societe Internationale de Plantations
      d'Heveas SA                                245      9,508       0.0%
    Societe Television Francaise 1            27,609    482,540       0.0%
    Sodexo SA                                  4,695    475,088       0.0%
*   SOITEC                                    63,917     60,723       0.0%
*   Solocal Group                            212,159    118,571       0.0%
    Somfy SA                                     158     47,705       0.0%
    Sopra Steria Group                         3,733    329,656       0.0%
    Stallergenes SA                              398     24,289       0.0%
*   Ste Industrielle d'Aviation Latecoere SA   5,175     63,918       0.0%
    Stef SA                                    1,461     90,201       0.0%
    STMicroelectronics NV(5962332)           121,184    966,512       0.1%
    STMicroelectronics NV(2430025)            37,473    298,285       0.0%
    Suez Environnement Co.                    35,668    727,460       0.0%
    Sword Group                                1,588     40,169       0.0%
    Synergie SA                                5,958    149,748       0.0%
*   Technicolor SA                            47,505    322,300       0.0%
    Technip SA                                 8,789    599,169       0.0%
    Teleperformance                           15,209  1,141,651       0.1%
    Tessi SA                                      80      8,037       0.0%
    Thales SA                                 10,191    620,385       0.0%
*   Theolia SA                                18,523     14,696       0.0%
    Total Gabon                                   81     26,988       0.0%
    Total SA                                 176,467  9,555,679       0.4%
    Total SA Sponsored ADR                    85,482  4,624,576       0.2%
    Touax SA                                      25        422       0.0%
    Trigano SA                                 2,400     86,204       0.0%
*   UBISOFT Entertainment                     39,703    732,114       0.0%
    Valeo SA                                  12,678  2,032,533       0.1%
    Vallourec SA                              25,397    598,882       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
FRANCE -- (Continued)
*   Valneva SE                               1,012 $      4,419       0.0%
    Veolia Environnement SA                 39,060      826,510       0.0%
    Veolia Environnement SA ADR             13,366      281,488       0.0%
    Vetoquinol SA                              532       21,122       0.0%
    Vicat                                    1,698      122,438       0.0%
    VIEL & Cie SA                           12,834       43,248       0.0%
    Vilmorin & Cie SA                        1,466      122,649       0.0%
    Vinci SA                                24,668    1,513,004       0.1%
    Virbac SA                                  896      233,194       0.0%
    Vivendi SA                             104,208    2,612,360       0.1%
    Vranken-Pommery Monopole SA                106        3,251       0.0%
    Zodiac Aerospace                        32,659    1,199,345       0.1%
                                                   ------------       ---
TOTAL FRANCE                                        128,523,865       5.6%
                                                   ------------       ---
GERMANY -- (4.7%)
    Aareal Bank AG                          20,300      873,137       0.1%
    Adidas AG                               16,246    1,331,130       0.1%
    Adler Modemaerkte AG                     2,793       36,993       0.0%
*   ADVA Optical Networking SE              17,734       96,007       0.0%
#*  Air Berlin P.L.C.                        7,620       10,601       0.0%
#*  Aixtron SE                              16,599      109,922       0.0%
    Allgeier SE                              1,637       33,009       0.0%
    Allianz SE                              20,893    3,556,294       0.2%
    Allianz SE ADR                          41,455      713,026       0.0%
    Amadeus Fire AG                            675       54,709       0.0%
    Aurubis AG                              11,985      757,321       0.0%
    Axel Springer SE                         9,141      509,960       0.0%
    BASF SE                                 42,091    4,181,657       0.2%
    BASF SE Sponsored ADR                    1,000       96,350       0.0%
*   Bauer AG                                 2,897       50,421       0.0%
    Bayer AG                                23,166    3,334,342       0.2%
    Bayer AG Sponsored ADR                     200       29,060       0.0%
    Bayerische Motoren Werke AG             40,270    4,750,434       0.2%
    BayWa AG                                 4,099      153,701       0.0%
    Bechtle AG                               3,005      220,077       0.0%
    Beiersdorf AG                            4,330      376,648       0.0%
    Bertrandt AG                               886      116,970       0.0%
    Bijou Brigitte AG                          921       57,493       0.0%
    Bilfinger SE                            14,926      745,427       0.0%
#   Biotest AG                                 673       53,506       0.0%
    Borussia Dortmund GmbH & Co. KGaA       28,117      107,826       0.0%
    Brenntag AG                             27,624    1,657,458       0.1%
    CANCOM SE                                3,759      155,489       0.0%
    Carl Zeiss Meditec AG                    4,660      118,385       0.0%
    Celesio AG                               4,035      119,736       0.0%
    CENIT AG                                 4,236       83,286       0.0%
    CENTROTEC Sustainable AG                 4,859       77,589       0.0%
    Cewe Stiftung & Co. KGAA                 2,229      145,067       0.0%
#   Comdirect Bank AG                       12,756      135,353       0.0%
*   Commerzbank AG                         133,302    1,798,361       0.1%
    CompuGroup Medical AG                    4,683      133,858       0.0%
*   Constantin Medien AG                       444          810       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
GERMANY -- (Continued)
    Continental AG                             6,411 $1,502,448       0.1%
    CropEnergies AG                            5,648     18,428       0.0%
    CTS Eventim AG & Co. KGaA                  9,615    327,663       0.0%
    Daimler AG                                98,349  9,455,929       0.4%
    DEAG Deutsche Entertainment AG             5,259     34,832       0.0%
    Delticom AG                                  285      6,382       0.0%
    Deutsche Annington Immobilien SE           4,211    141,345       0.0%
    Deutsche Bank AG                          68,843  2,209,860       0.1%
    Deutsche Boerse AG                         9,069    751,492       0.0%
*   Deutsche Lufthansa AG                     89,490  1,234,214       0.1%
    Deutsche Post AG                          38,018  1,251,866       0.1%
    Deutsche Telekom AG                      235,891  4,335,830       0.2%
    Deutsche Telekom AG Sponsored ADR        104,159  1,913,401       0.1%
    Deutsche Wohnen AG                        37,749    990,136       0.1%
    Deutz AG                                  33,328    161,314       0.0%
*   Dialog Semiconductor P.L.C.               11,423    515,050       0.0%
    DMG Mori Seiki AG                         13,507    473,920       0.0%
    Dr Hoenle AG                                 518     12,142       0.0%
    Draegerwerk AG & Co. KGaA                    666     58,407       0.0%
    Drillisch AG                               9,662    444,348       0.0%
    Duerr AG                                   5,414    554,164       0.0%
    E.ON SE                                  128,130  1,994,728       0.1%
    E.ON SE Sponsored ADR                      3,600     55,800       0.0%
    Eckert & Ziegler AG                          831     19,669       0.0%
    Elmos Semiconductor AG                     4,775     91,610       0.0%
    ElringKlinger AG                          10,967    301,915       0.0%
*   Euromicron AG                              1,356     15,777       0.0%
*   Evotec AG                                 17,286     71,624       0.0%
    Fielmann AG                                3,741    254,112       0.0%
*   First Sensor AG                              945     10,923       0.0%
    Francotyp-Postalia Holding AG Class A      3,372     17,302       0.0%
    Fraport AG Frankfurt Airport Services
      Worldwide                               10,309    652,035       0.0%
    Freenet AG                                32,223  1,043,708       0.1%
    Fresenius Medical Care AG & Co. KGaA      21,771  1,829,670       0.1%
    Fresenius Medical Care AG & Co. KGaA ADR   4,200    176,274       0.0%
    Fresenius SE & Co. KGaA                   65,014  3,867,873       0.2%
    Fuchs Petrolub SE                          3,474    129,616       0.0%
    GEA Group AG                              24,850  1,193,444       0.1%
    Gerresheimer AG                           12,028    680,745       0.0%
    Gerry Weber International AG               5,150    168,331       0.0%
    Gesco AG                                     578     47,454       0.0%
    GFK SE                                     4,918    188,186       0.0%
    GFT Technologies AG                        4,170     78,581       0.0%
    Grammer AG                                 6,388    245,338       0.0%
    Grenkeleasing AG                           1,850    246,550       0.0%
*   H&R AG                                     1,360     11,871       0.0%
    Hamburger Hafen und Logistik AG           10,530    232,249       0.0%
#   Hannover Rueck SE                          7,964    809,546       0.1%
    HeidelbergCement AG                       18,043  1,384,988       0.1%
*   Heidelberger Druckmaschinen AG            82,461    221,120       0.0%
    Henkel AG & Co. KGaA                       4,339    439,521       0.0%
    Highlight Communications AG                2,399     11,200       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
GERMANY -- (Continued)
    Hochtief AG                                9,333 $  721,131       0.0%
#   Homag Group AG                             1,874     73,610       0.0%
    Hugo Boss AG                               5,937    730,551       0.0%
    Indus Holding AG                           5,695    297,902       0.0%
    Infineon Technologies AG                  66,375    780,353       0.1%
    Infineon Technologies AG ADR              51,213    602,265       0.0%
    Init Innovation In Traffic Systems AG      1,003     26,434       0.0%
    Isra Vision AG                             1,285     84,066       0.0%
    Jenoptik AG                               12,205    147,148       0.0%
*   Joyou AG                                     604      2,786       0.0%
    K+S AG                                    42,419  1,382,835       0.1%
    KION Group AG                              2,359    104,657       0.0%
*   Kloeckner & Co. SE                        30,979    296,338       0.0%
*   Koenig & Bauer AG                          3,864     89,741       0.0%
*   Kontron AG                                18,410    103,905       0.0%
    Krones AG                                  4,409    486,583       0.0%
    KSB AG                                        38     19,473       0.0%
#   KUKA AG                                    6,263    444,932       0.0%
    KWS Saat SE                                  399    120,422       0.0%
    LANXESS AG                                26,536  1,416,349       0.1%
    Leifheit AG                                  268     14,440       0.0%
    Leoni AG                                  11,807    756,128       0.0%
    Linde AG                                  15,298  2,989,376       0.1%
    LPKF Laser & Electronics AG                6,371     74,689       0.0%
#   MAN SE                                     4,361    473,139       0.0%
#*  Manz AG                                      880     84,765       0.0%
    Merck KGaA                                 4,695    506,145       0.0%
    Metro AG                                  38,730  1,403,764       0.1%
    MLP AG                                    11,364     48,576       0.0%
    MTU Aero Engines AG                       13,069  1,284,768       0.1%
    Muenchener
      Rueckversicherungs-Gesellschaft AG      11,831  2,309,382       0.1%
    MVV Energie AG                             1,519     39,151       0.0%
    Nemetschek AG                                902    117,259       0.0%
    Nexus AG                                     982     19,408       0.0%
*   Nordex SE                                 13,855    296,547       0.0%
    Norma Group SE                             5,589    296,875       0.0%
    OHB SE                                     1,700     37,562       0.0%
    Osram Licht AG                            19,735  1,039,721       0.1%
*   Patrizia Immobilien AG                    14,182    279,358       0.0%
    Pfeiffer Vacuum Technology AG              1,679    156,469       0.0%
    PNE Wind AG                               19,757     48,574       0.0%
    Puma SE                                      820    167,266       0.0%
*   PVA TePla AG                               1,103      2,357       0.0%
*   QIAGEN NV                                 41,170    989,950       0.1%
    QSC AG                                    42,400     85,142       0.0%
    R Stahl AG                                   845     37,840       0.0%
    Rational AG                                  425    149,783       0.0%
    Rheinmetall AG                            11,388    583,041       0.0%
    Rhoen Klinikum AG                         12,950    358,523       0.0%
    RWE AG                                   106,628  2,649,644       0.1%
    SAF-Holland SA                            19,185    290,461       0.0%
    Salzgitter AG                             12,140    414,104       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
GERMANY -- (Continued)
    SAP SE                                  11,432 $    863,859       0.1%
    SAP SE Sponsored ADR                     9,200      696,348       0.0%
    Schaltbau Holding AG                       754       44,618       0.0%
*   SGL Carbon SE                            7,545      122,323       0.0%
    SHW AG                                   2,328      103,536       0.0%
    Siemens AG                              28,073    3,053,834       0.2%
    Sixt SE                                  4,792      229,464       0.0%
*   SKW Stahl-Metallurgie Holding AG         1,468       10,031       0.0%
#*  SMA Solar Technology AG                  2,799       41,552       0.0%
*   SMT Scharf AG                            1,160       20,296       0.0%
    Software AG                             14,399      415,681       0.0%
    Stada Arzneimittel AG                   16,248      594,333       0.0%
    STRATEC Biomedical AG                      978       48,889       0.0%
    Stroeer Media SE                         4,716      174,361       0.0%
#   Suedzucker AG                           17,539      264,350       0.0%
    Surteco SE                                 316        9,224       0.0%
*   Suss Microtec AG                         5,324       32,396       0.0%
    Symrise AG                               8,944      542,305       0.0%
    TAG Immobilien AG                       31,339      401,244       0.0%
    Takkt AG                                13,209      240,652       0.0%
*   Talanx AG                                3,142       99,949       0.0%
    Telefonica Deutschland Holding AG      126,292      782,709       0.1%
    ThyssenKrupp AG                         47,834    1,270,922       0.1%
*   Tom Tailor Holding AG                    3,636       44,944       0.0%
    Tomorrow Focus AG                        3,932       23,417       0.0%
    United Internet AG                      16,617      742,930       0.0%
    Volkswagen AG                            4,093    1,036,813       0.1%
    Vossloh AG                               2,562      161,228       0.0%
    VTG AG                                   5,010      115,123       0.0%
    Wacker Chemie AG                         5,631      698,403       0.0%
    Wacker Neuson SE                         8,715      223,692       0.0%
    Washtec AG                               1,256       29,468       0.0%
    Wincor Nixdorf AG                        7,817      295,878       0.0%
    Wirecard AG                              6,221      273,221       0.0%
    XING AG                                    444       73,364       0.0%
    Zeal Network SE                          1,644       89,397       0.0%
                                                   ------------       ---
TOTAL GERMANY                                       109,472,786       4.8%
                                                   ------------       ---
GREECE -- (0.1%)
    Aegean Airlines SA                       4,941       41,659       0.0%
*   Alpha Bank AE                          118,200       41,418       0.0%
    Athens Water Supply & Sewage Co. SA
      (The)                                  6,973       39,109       0.0%
    Bank of Greece                           2,794       29,846       0.0%
*   Ellaktor SA                             21,206       47,606       0.0%
    FF Group                                 3,954      119,228       0.0%
*   Fourlis Holdings SA                      8,683       23,689       0.0%
*   Frigoglass SAIC                          9,752       17,540       0.0%
*   GEK Terna Holding Real Estate
      Construction SA                       10,261       20,402       0.0%
    Hellenic Exchanges SA Holding
      Clearing Settlement and Registry      18,545      120,775       0.0%
    Hellenic Petroleum SA                   18,644       92,973       0.0%
*   Hellenic Telecommunications
      Organization SA                       24,316      221,031       0.0%
*   Intralot SA-Integrated Lottery
      Systems & Services                    32,611       59,683       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
GREECE -- (Continued)
    JUMBO SA                                  22,397 $  231,114       0.0%
*   Marfin Investment Group Holdings SA      175,597     30,090       0.0%
    Metka SA                                   9,244     86,217       0.0%
    Motor Oil Hellas Corinth Refineries SA    13,959    122,231       0.0%
*   Mytilineos Holdings SA                    18,198    125,506       0.0%
*   National Bank of Greece SA                36,712     51,475       0.0%
    OPAP SA                                   17,826    159,480       0.0%
*   Piraeus Bank SA                           57,460     25,644       0.0%
    Piraeus Port Authority SA                  2,736     43,137       0.0%
*   Public Power Corp. SA                     13,423     90,289       0.0%
    Terna Energy SA                            9,557     28,693       0.0%
    Titan Cement Co. SA                       10,553    266,161       0.1%
                                                     ----------       ---
TOTAL GREECE                                          2,134,996       0.1%
                                                     ----------       ---
HONG KONG -- (2.2%)
    AIA Group, Ltd.                          502,800  3,343,858       0.2%
    Allied Group, Ltd.                         4,000     21,163       0.0%
    Allied Properties HK, Ltd.               482,068    117,460       0.0%
*   Apac Resources, Ltd.                      71,168      1,532       0.0%
    APT Satellite Holdings, Ltd.             107,500    168,246       0.0%
    Asia Satellite Telecommunications
      Holdings, Ltd.                          39,000    138,136       0.0%
    Asia Standard International Group,
      Ltd.                                    80,000     22,169       0.0%
    ASM Pacific Technology, Ltd.              29,100    325,167       0.0%
    Associated International Hotels, Ltd.     38,000    115,243       0.0%
    Aupu Group Holding Co., Ltd.             136,000     40,241       0.0%
    Bank of East Asia, Ltd. (The)            215,356    934,326       0.1%
    BOC Hong Kong Holdings, Ltd.             334,500  1,299,583       0.1%
    Bonjour Holdings, Ltd.                   253,000     22,462       0.0%
*   Brightoil Petroleum Holdings, Ltd.       671,000    212,963       0.0%
*   Brockman Mining, Ltd.                    896,780     37,749       0.0%
*   Burwill Holdings, Ltd.                 1,022,000     49,829       0.0%
    Cafe de Coral Holdings, Ltd.              58,000    215,977       0.0%
    Cathay Pacific Airways, Ltd.             268,000    689,422       0.1%
    Chen Hsong Holdings                       66,000     19,123       0.0%
    Cheuk Nang Holdings, Ltd.                 21,211     18,221       0.0%
    Cheung Kong Infrastructure Holdings,
      Ltd.                                    49,000    415,729       0.0%
    Chevalier International Holdings, Ltd.    32,000     60,795       0.0%
*   China Daye Non-Ferrous Metals Mining,
      Ltd.                                   760,163     30,273       0.0%
*   China Energy Development Holdings,
      Ltd.                                 2,604,000     62,235       0.0%
    China Metal International Holdings,
      Inc.                                   190,000     65,636       0.0%
*   China Public Procurement, Ltd.           120,000      3,862       0.0%
*   China Smarter Energy Group Holdings,
      Ltd.                                    94,000     19,412       0.0%
*   China Star Entertainment, Ltd.         1,350,000     21,498       0.0%
    Chinese Estates Holdings, Ltd.             6,500     20,144       0.0%
    Chow Sang Sang Holdings
      International, Ltd.                    115,000    263,930       0.0%
    Chow Tai Fook Jewellery Group, Ltd.      114,000    138,850       0.0%
    Chu Kong Shipping Enterprise Group
      Co., Ltd.                               58,000     22,336       0.0%
    Chuang's Consortium International,
      Ltd.                                   240,000     35,600       0.0%
    CITIC Telecom International Holdings,
      Ltd.                                   497,000    204,747       0.0%
    CK Hutchison Holdings, Ltd.              105,000  2,274,975       0.1%
    CK Life Sciences International
      Holdings, Inc.                         908,000    102,814       0.0%
    CLP Holdings, Ltd.                        34,500    302,003       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
HONG KONG -- (Continued)
*   CP Lotus Corp.                            80,000 $    2,110       0.0%
*   Crocodile Garments                       300,000     67,200       0.0%
    Cross-Harbour Holdings, Ltd. (The)        40,000     44,238       0.0%
    CSI Properties, Ltd.                     579,674     23,111       0.0%
    Cw Group Holdings, Ltd.                   80,000     41,183       0.0%
    Dah Sing Banking Group, Ltd.             111,596    241,517       0.0%
    Dah Sing Financial Holdings, Ltd.         54,700    382,970       0.0%
*   Dan Form Holdings Co., Ltd.               99,000     26,681       0.0%
    Dickson Concepts International, Ltd.       1,000        432       0.0%
    Dorsett Hospitality International,
      Ltd.                                   146,000     23,715       0.0%
    Emperor Capital Group, Ltd.              126,000     28,726       0.0%
    Emperor Entertainment Hotel, Ltd.        215,000     50,732       0.0%
    Emperor International Holdings, Ltd.     325,333     80,436       0.0%
    Emperor Watch & Jewellery, Ltd.          790,000     36,105       0.0%
*   EPI Holdings, Ltd.                     2,080,000     26,245       0.0%
    Esprit Holdings, Ltd.                    531,582    502,246       0.0%
*   eSun Holdings, Ltd.                      110,000     19,061       0.0%
    Fairwood Holdings, Ltd.                   21,000     56,371       0.0%
    Far East Consortium International,
      Ltd.                                   258,682    123,174       0.0%
*   FIH Mobile, Ltd.                         685,000    363,333       0.0%
    First Pacific Co., Ltd.                  686,400    665,482       0.1%
    Fountain SET Holdings, Ltd.              132,000     24,176       0.0%
*   Fullshare Holdings, Ltd.               1,492,500    134,552       0.0%
    Future Bright Holdings, Ltd.             150,000     33,960       0.0%
*   G-Resources Group, Ltd.                6,640,800    218,768       0.0%
    Galaxy Entertainment Group, Ltd.          68,000    326,800       0.0%
*   GCL New Energy Holdings, Ltd.            480,000     64,774       0.0%
    Get Nice Holdings, Ltd.                1,683,000    119,000       0.0%
    Giordano International, Ltd.             474,000    235,301       0.0%
*   Global Brands Group Holding, Ltd.        334,000     67,891       0.0%
    Glorious Sun Enterprises, Ltd.           170,000     37,898       0.0%
    Gold Peak Industries Holding, Ltd.       262,000     36,425       0.0%
    Haitong International Securities
      Group, Ltd.                            167,000    184,442       0.0%
    Hang Lung Group, Ltd.                     71,000    376,361       0.0%
    Hang Lung Properties, Ltd.               179,000    603,968       0.0%
    Hang Seng Bank, Ltd.                      52,500  1,023,473       0.1%
*   Hao Tian Development Group, Ltd.         252,000     24,933       0.0%
    Harbour Centre Development, Ltd.          21,000     38,395       0.0%
    Henderson Land Development Co., Ltd.     155,397  1,249,835       0.1%
    HK Electric Investments & HK Electric
      Investments, Ltd.                      141,500     96,537       0.0%
    HKR International, Ltd.                  296,000    167,869       0.0%
    Hon Kwok Land Investment Co., Ltd.        20,000      8,014       0.0%
    Hong Kong & China Gas Co., Ltd.          221,374    527,314       0.0%
    Hong Kong Aircraft Engineering Co.,
      Ltd.                                     5,200     56,901       0.0%
    Hong Kong Exchanges and Clearing, Ltd.    43,219  1,647,518       0.1%
*   Hong Kong Television Network, Ltd. ADR     3,847     30,776       0.0%
    Hongkong & Shanghai Hotels (The)          77,307    113,311       0.0%
    Hongkong Chinese, Ltd.                   184,495     42,555       0.0%
    Hopewell Holdings, Ltd.                  123,500    474,170       0.0%
    Hsin Chong Construction Group, Ltd.      562,000     70,374       0.0%
    Hung Hing Printing Group, Ltd.            92,000     14,355       0.0%
    Hutchison Telecommunications Hong
      Kong Holdings, Ltd.                    535,000    246,081       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
HONG KONG -- (Continued)
    Hutchison Whampoa, Ltd.                  140,000 $2,054,635       0.1%
    Hysan Development Co., Ltd.               85,000    390,568       0.0%
*   I-CABLE Communications, Ltd.             374,000     38,568       0.0%
*   Imagi International Holdings, Ltd.     2,464,000     72,035       0.0%
*   International Standard Resources
      Holdings, Ltd.                         550,000     33,618       0.0%
*   IRC, Ltd.                                166,000     11,092       0.0%
    IT, Ltd.                                 128,000     52,298       0.0%
    Johnson Electric Holdings, Ltd.          138,625    513,214       0.0%
    K Wah International Holdings, Ltd.       348,926    199,924       0.0%
    Kerry Logistics Network, Ltd.             53,250     85,623       0.0%
    Kerry Properties, Ltd.                   181,000    734,052       0.1%
    Kingmaker Footwear Holdings, Ltd.        186,000     32,618       0.0%
    Kingston Financial Group, Ltd.         1,169,000    323,375       0.0%
    Kowloon Development Co., Ltd.            124,000    158,854       0.0%
    L'Occitane International SA               97,750    288,970       0.0%
    Lai Sun Development Co., Ltd.          3,134,000     84,107       0.0%
    Lee's Pharmaceutical Holdings, Ltd.       20,000     36,806       0.0%
    Lerado Group Holding Co., Ltd.            84,000      6,594       0.0%
    Li & Fung, Ltd.                          334,000    340,168       0.0%
    Lifestyle International Holdings, Ltd.   183,500    343,118       0.0%
    Lippo China Resources, Ltd.              794,000     33,776       0.0%
    Liu Chong Hing Investment, Ltd.           60,000     79,578       0.0%
    Luk Fook Holdings International, Ltd.    134,000    418,125       0.0%
    Lung Kee Bermuda Holdings                 40,000     11,996       0.0%
*   Macau Legend Development, Ltd.            93,000     35,140       0.0%
    Magnificent Estates                      500,000     23,856       0.0%
    Man Wah Holdings, Ltd.                   255,200    330,458       0.0%
*   Mei Ah Entertainment Group, Ltd.         440,000     53,099       0.0%
    Melco Crown Entertainment, Ltd.            1,500     10,318       0.0%
    Melco Crown Entertainment, Ltd. ADR       11,953    244,080       0.0%
    Melco International Development, Ltd.    144,000    243,102       0.0%
    MGM China Holdings, Ltd.                  55,600    104,526       0.0%
*   Midland Holdings, Ltd.                   166,666     77,802       0.0%
*   Ming Fung Jewellery Group, Ltd.          346,500     23,225       0.0%
    Miramar Hotel & Investment                 9,000     13,573       0.0%
*   Mongolian Mining Corp.                   511,000     28,253       0.0%
    MTR Corp., Ltd.                           94,930    464,722       0.0%
    NagaCorp, Ltd.                           490,000    353,075       0.0%
    National Electronic Hldgs                 28,000      4,503       0.0%
    Natural Beauty Bio-Technology, Ltd.      100,000      7,604       0.0%
*   Neo-Neon Holdings, Ltd.                  136,500     23,397       0.0%
*   Neptune Group, Ltd.                    1,010,000     20,949       0.0%
    New World Development Co., Ltd.          819,710  1,085,120       0.1%
    Newocean Energy Holdings, Ltd.           358,000    199,344       0.0%
    Next Media, Ltd.                         124,000     13,261       0.0%
    NWS Holdings, Ltd.                       197,108    332,478       0.0%
*   Orange Sky Golden Harvest
      Entertainment Holdings, Ltd.           675,000     78,215       0.0%
    Orient Overseas International, Ltd.       66,000    404,649       0.0%
    Oriental Watch Holdings                   96,400     17,506       0.0%
*   Pacific Andes International Holdings,
      Ltd.                                 1,128,607     44,977       0.0%
    Pacific Basin Shipping, Ltd.             517,000    191,456       0.0%
    Pacific Textile Holdings, Ltd.           198,000    275,457       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
HONG KONG -- (Continued)
    Paliburg Holdings, Ltd.                   52,000 $   19,914       0.0%
    Paradise Entertainment, Ltd.             132,000     37,744       0.0%
    PCCW, Ltd.                               914,511    611,200       0.1%
*   Pearl Oriental Oil, Ltd.                 389,000     12,218       0.0%
    Perfect Shape PRC Holdings, Ltd.          88,000     20,686       0.0%
    Pico Far East Holdings, Ltd.             314,000     90,991       0.0%
    Playmates Holdings, Ltd.                  46,000     54,450       0.0%
    Playmates Toys, Ltd.                     332,000     72,247       0.0%
*   PME Group, Ltd.                          430,000     13,601       0.0%
    Polytec Asset Holdings, Ltd.             255,000     36,116       0.0%
    Power Assets Holdings, Ltd.               53,000    533,244       0.0%
    Prada SpA                                 31,100    168,246       0.0%
    Public Financial Holdings, Ltd.           72,000     37,887       0.0%
    PYI Corp., Ltd.                          766,000     30,107       0.0%
    Regal Hotels International Holdings,
      Ltd.                                   164,000    101,698       0.0%
    SA SA International Holdings, Ltd.       244,000    123,822       0.0%
    Samsonite International SA               310,200  1,131,351       0.1%
    Sands China, Ltd.                         66,000    268,194       0.0%
    SAS Dragon Hldg, Ltd.                    216,000     54,477       0.0%
    SEA Holdings, Ltd.                        90,000     71,965       0.0%
    Shangri-La Asia, Ltd.                    371,166    563,891       0.0%
    Shenyin Wanguo HK, Ltd.                  112,500    120,317       0.0%
*   Shougang Concord Technology Holdings     272,000     23,780       0.0%
    Shun Tak Holdings, Ltd.                  581,499    336,917       0.0%
*   Silver base Group Holdings, Ltd.         162,546     26,942       0.0%
    Simsen International Corp., Ltd.          89,000     61,609       0.0%
    Singamas Container Holdings, Ltd.        404,000     75,935       0.0%
    Sino Land Co., Ltd.                      415,820    732,645       0.1%
    Sitoy Group Holdings, Ltd.               105,000     65,161       0.0%
    SJM Holdings, Ltd.                       199,301    252,428       0.0%
    SmarTone Telecommunications Holdings,
      Ltd.                                   152,586    276,854       0.0%
*   SOCAM Development, Ltd.                   44,444     39,750       0.0%
*   South China China, Ltd.                  464,000     52,134       0.0%
    Stella International Holdings, Ltd.       65,500    175,816       0.0%
    Stelux Holdings International, Ltd.       43,000      9,920       0.0%
    Sun Hung Kai & Co., Ltd.                 263,529    273,405       0.0%
    Sun Hung Kai Properties, Ltd.            130,588  2,170,552       0.1%
    Swire Pacific, Ltd. Class A               39,500    533,254       0.0%
    Swire Pacific, Ltd. Class B               42,500    108,207       0.0%
    Swire Properties, Ltd.                    39,800    136,735       0.0%
*   Symphony Holdings, Ltd.                  700,000     56,856       0.0%
    TAI Cheung Holdings, Ltd.                 21,000     18,410       0.0%
    Tai Sang Land Development, Ltd.           20,710     10,926       0.0%
    Tan Chong International, Ltd.             24,000      8,757       0.0%
    Tao Heung Holdings, Ltd.                   2,000        953       0.0%
*   Taung Gold International, Ltd.           500,000     11,904       0.0%
    Techtronic Industries Co., Ltd.          312,500  1,099,884       0.1%
    Television Broadcasts, Ltd.              101,200    661,254       0.1%
    Texwinca Holdings, Ltd.                  266,000    257,950       0.0%
*   Titan Petrochemicals Group, Ltd.         380,000        123       0.0%
    Tradelink Electronic Commerce, Ltd.      144,000     35,969       0.0%
    Transport International Holdings, Ltd.    46,800    116,581       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
HONG KONG -- (Continued)
    Trinity, Ltd.                           274,000 $    59,619       0.0%
*   TSC Group Holdings, Ltd.                199,000      62,457       0.0%
*   United Laboratories International
      Holdings, Ltd. (The)                  168,500     113,890       0.0%
    Value Partners Group, Ltd.              249,000     462,287       0.0%
    Vanke Property Overseas, Ltd.             2,000       2,223       0.0%
    Varitronix International, Ltd.          113,000      90,283       0.0%
    Victory City International Holdings,
      Ltd.                                  596,512     109,009       0.0%
    Vitasoy International Holdings, Ltd.    140,000     255,960       0.0%
    VST Holdings, Ltd.                      291,600     114,879       0.0%
    VTech Holdings, Ltd.                     28,900     401,515       0.0%
    Wharf Holdings, Ltd. (The)              133,000     960,844       0.1%
    Wheelock & Co., Ltd.                    117,000     656,563       0.1%
*   Winfull Group Holdings, Ltd.            280,000      14,075       0.0%
    Wing On Co. International, Ltd.          32,000     114,346       0.0%
    Wing Tai Properties, Ltd.               102,000      67,464       0.0%
    Wynn Macau, Ltd.                         86,000     173,857       0.0%
    Xinyi Glass Holdings, Ltd.              760,000     504,499       0.0%
    Xinyi Solar Holdings, Ltd.              370,000     129,366       0.0%
    YGM Trading, Ltd.                        20,000      29,591       0.0%
    Yue Yuen Industrial Holdings, Ltd.      203,500     767,996       0.1%
                                                    -----------       ---
TOTAL HONG KONG                                      50,884,061       2.2%
                                                    -----------       ---
HUNGARY -- (0.0%)
*   FHB Mortgage Bank P.L.C.                  6,244      17,997       0.0%
*   Magyar Telekom Telecommunications
      P.L.C.                                 53,358      79,809       0.0%
*   Magyar Telekom Telecommunications
      P.L.C. Sponsored ADR                    4,178      30,750       0.0%
    MOL Hungarian Oil & Gas P.L.C.            2,028     112,812       0.0%
    OTP Bank P.L.C.                          26,482     585,575       0.1%
    Richter Gedeon Nyrt                      15,943     267,659       0.0%
                                                    -----------       ---
TOTAL HUNGARY                                         1,094,602       0.1%
                                                    -----------       ---
INDIA -- (2.0%)
    Aarti Industries                          7,537      37,290       0.0%
    Aban Offshore, Ltd.                       7,592      46,771       0.0%
    ABB India, Ltd.                           3,501      73,354       0.0%
*   ABG Shipyard, Ltd.                        7,485      23,747       0.0%
    ACC, Ltd.                                 6,260     141,682       0.0%
    Adani Enterprises, Ltd.                  48,713     517,872       0.1%
    Adani Ports & Special Economic Zone,
      Ltd.                                   15,220      76,311       0.0%
*   Adani Power, Ltd.                       133,476      90,480       0.0%
    Aditya Birla Nuvo, Ltd.                  14,095     349,762       0.0%
    Aegis Logistics, Ltd.                     2,573      27,920       0.0%
    Ahmednagar Forgings, Ltd.                 7,876      28,250       0.0%
    AIA Engineering, Ltd.                     2,920      52,959       0.0%
    Ajanta Pharma, Ltd.                       3,425      68,093       0.0%
    Akzo Nobel India, Ltd.                      399       8,811       0.0%
    Alembic Pharmaceuticals, Ltd.             9,657      71,395       0.0%
*   Allahabad Bank                           40,781      65,900       0.0%
    Allcargo Logistics, Ltd.                    986       5,102       0.0%
*   Alok Industries, Ltd.                    90,000       9,619       0.0%
    Alstom India, Ltd.                        5,412      60,945       0.0%
    Alstom T&D India, Ltd.                    2,769      22,434       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Amara Raja Batteries, Ltd.                11,770 $  147,412       0.0%
    Ambuja Cements, Ltd.                     156,891    574,003       0.1%
    Amtek Auto, Ltd.                          23,305     58,470       0.0%
    Amtek India, Ltd.                         15,574     25,794       0.0%
    Anant Raj, Ltd.                           27,862     17,081       0.0%
*   Andhra Bank                               42,383     51,009       0.0%
    Apollo Hospitals Enterprise, Ltd.         11,454    206,286       0.0%
    Apollo Tyres, Ltd.                        84,572    230,860       0.0%
    Arvind, Ltd.                              47,474    190,302       0.0%
*   Ashok Leyland, Ltd.                      262,408    287,659       0.0%
    Asian Paints, Ltd.                        15,640    188,219       0.0%
    Atul, Ltd.                                 3,454     62,904       0.0%
    Aurobindo Pharma, Ltd.                    57,865  1,169,990       0.1%
    Axis Bank, Ltd.                           95,600    856,706       0.1%
    Bajaj Auto, Ltd.                           3,566    108,750       0.0%
    Bajaj Corp., Ltd.                          2,421     16,693       0.0%
    Bajaj Electricals, Ltd.                    4,500     16,709       0.0%
    Bajaj Finance, Ltd.                        2,807    177,173       0.0%
    Bajaj Finserv, Ltd.                        7,080    158,281       0.0%
*   Bajaj Hindusthan Sugar, Ltd.              80,199     21,550       0.0%
    Bajaj Holdings & Investment, Ltd.          7,265    147,864       0.0%
    Balkrishna Industries, Ltd.                7,548     91,546       0.0%
    Ballarpur Industries, Ltd.                70,689     15,354       0.0%
    Balmer Lawrie & Co., Ltd.                  2,289     20,603       0.0%
*   Balrampur Chini Mills, Ltd.               21,074     15,141       0.0%
    Bank of Baroda                            52,985    140,438       0.0%
*   Bank of India                             44,069    150,642       0.0%
*   Bank Of Maharashtra                       32,893     19,244       0.0%
    BASF India, Ltd.                             998     17,424       0.0%
    Bata India, Ltd.                           6,548    105,130       0.0%
    BEML, Ltd.                                 7,419    114,596       0.0%
    Berger Paints India, Ltd.                 53,120    176,042       0.0%
    BGR Energy Systems, Ltd.                   2,982      5,653       0.0%
    Bharat Electronics, Ltd.                   3,237    157,780       0.0%
    Bharat Forge, Ltd.                        14,420    284,439       0.0%
    Bharat Heavy Electricals, Ltd.            70,234    265,706       0.0%
    Bharat Petroleum Corp., Ltd.              21,693    260,618       0.0%
    Bharti Airtel, Ltd.                       41,564    249,470       0.0%
    Bhushan Steel, Ltd.                       16,410     15,857       0.0%
    Biocon, Ltd.                              14,763    105,689       0.0%
    Birla Corp., Ltd.                          4,033     27,350       0.0%
    Blue Dart Express, Ltd.                      403     36,518       0.0%
    Blue Star, Ltd.                            2,257     10,940       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.   20,078     20,329       0.0%
    Bosch, Ltd.                                  584    207,438       0.0%
    Britannia Industries, Ltd.                 2,752     95,059       0.0%
    Cadila Healthcare, Ltd.                    8,226    219,621       0.0%
    Cairn India, Ltd.                         77,169    260,145       0.0%
    Canara Bank                               23,955    142,528       0.0%
    Carborundum Universal, Ltd.                4,300     12,179       0.0%
    CCL Products India, Ltd.                  13,096     39,150       0.0%
    Ceat, Ltd.                                 5,348     64,291       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
*   Central Bank Of India                     53,793 $ 88,034       0.0%
    Century Plyboards India, Ltd.              6,288   20,227       0.0%
    Century Textiles & Industries, Ltd.       13,610  158,051       0.0%
    CESC, Ltd.                                16,500  142,216       0.0%
    Chambal Fertilizers & Chemicals, Ltd.     50,908   52,824       0.0%
*   Chennai Petroleum Corp., Ltd.             11,326   16,286       0.0%
    Cipla, Ltd.                               25,875  259,426       0.0%
    City Union Bank, Ltd.                     51,975   76,702       0.0%
    Clariant Chemicals India, Ltd.             2,514   33,692       0.0%
    CMC, Ltd.                                  1,382   41,265       0.0%
    Colgate-Palmolive India, Ltd.              4,749  149,380       0.0%
    Container Corp. Of India, Ltd.             9,341  240,480       0.0%
    Coromandel International, Ltd.            20,716   75,212       0.0%
    Corp. Bank                                47,980   42,873       0.0%
    Cox & Kings, Ltd.                         18,586   89,817       0.0%
    Crompton Greaves, Ltd.                    63,284  167,244       0.0%
    Cummins India, Ltd.                        9,452  127,663       0.0%
    Dabur India, Ltd.                         30,848  122,191       0.0%
*   DB Realty, Ltd.                           17,964   18,155       0.0%
*   DCB Bank, Ltd.                            51,948   99,490       0.0%
    Deepak Fertilisers & Petrochemicals
      Corp., Ltd.                              3,118    6,508       0.0%
    Delta Corp., Ltd.                         30,239   37,540       0.0%
*   DEN Networks, Ltd.                         8,119   16,581       0.0%
    Dena Bank                                 73,169   56,350       0.0%
    Dewan Housing Finance Corp., Ltd.          8,991   63,084       0.0%
*   Dish TV India, Ltd.                       76,802   91,653       0.0%
    Dishman Pharmaceuticals & Chemicals,
      Ltd.                                     7,157   17,730       0.0%
    Divi's Laboratories, Ltd.                  4,590  124,125       0.0%
    DLF, Ltd.                                 98,300  211,674       0.0%
    Dr Reddy's Laboratories, Ltd. ADR         12,143  631,193       0.1%
    eClerx Services, Ltd.                      1,581   39,071       0.0%
    Eicher Motors, Ltd.                        2,071  498,745       0.1%
    EID Parry India, Ltd.                     10,009   25,692       0.0%
    EIH, Ltd.                                 28,044   46,661       0.0%
    Emami, Ltd.                                4,358   63,734       0.0%
    Engineers India, Ltd.                     19,629   56,385       0.0%
*   Eros International Media, Ltd.            10,555   68,472       0.0%
    Escorts, Ltd.                              9,996   19,591       0.0%
*   Essar Oil, Ltd.                           61,934  106,040       0.0%
    Essar Ports, Ltd.                            164      303       0.0%
    Essel Propack, Ltd.                        7,352   14,628       0.0%
    Exide Industries, Ltd.                    63,662  170,492       0.0%
    FAG Bearings India, Ltd.                     224   14,082       0.0%
    FDC, Ltd.                                  3,431    8,277       0.0%
    Federal Bank, Ltd.                       157,874  325,695       0.0%
    Financial Technologies India, Ltd.         3,882   10,555       0.0%
    Finolex Cables, Ltd.                      13,626   57,715       0.0%
    Finolex Industries, Ltd.                  15,310   65,916       0.0%
*   Firstsource Solutions, Ltd.               38,130   17,763       0.0%
*   Fortis Healthcare, Ltd.                   40,536   99,646       0.0%
*   Future Consumer Enterprise, Ltd.         100,564   17,918       0.0%
    Future Lifestyle Fashions, Ltd.            2,977    3,644       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
    Future Retail, Ltd.                        8,932 $ 16,153       0.0%
    GAIL India, Ltd.                          43,856  249,109       0.0%
    Gateway Distriparks, Ltd.                 19,428  107,834       0.0%
    Glenmark Pharmaceuticals, Ltd.            11,592  162,094       0.0%
    GMR Infrastructure, Ltd.                 322,692   75,979       0.0%
    Godfrey Phillips India, Ltd.                 255    1,979       0.0%
    Godrej Consumer Products, Ltd.             1,252   20,902       0.0%
    Godrej Industries, Ltd.                   16,321   94,935       0.0%
    Godrej Properties, Ltd.                   17,152   66,055       0.0%
    Grasim Industries, Ltd.                    5,183  292,423       0.0%
    Great Eastern Shipping Co., Ltd. (The)    22,482  119,057       0.0%
    Greaves Cotton, Ltd.                      19,528   42,131       0.0%
    Gujarat Alkalies & Chemicals, Ltd.         5,058   13,455       0.0%
    Gujarat Fluorochemicals, Ltd.              3,905   38,093       0.0%
*   Gujarat Gas Co., Ltd.                      7,972   89,584       0.0%
    Gujarat Mineral Development Corp., Ltd.   12,483   19,797       0.0%
    Gujarat Narmada Valley Fertilizers &
      Chemicals, Ltd.                          2,664    2,933       0.0%
*   Gujarat Pipavav Port, Ltd.                10,723   37,523       0.0%
    Gujarat State Fertilisers & Chemicals,
      Ltd.                                    40,083   47,949       0.0%
    Gujarat State Petronet, Ltd.              46,094   87,199       0.0%
*   GVK Power & Infrastructure, Ltd.          63,703    8,607       0.0%
*   Hathway Cable & Datacom, Ltd.              8,515    7,106       0.0%
    Havells India, Ltd.                       29,435  129,777       0.0%
*   HCL Infosystems, Ltd.                     22,200   15,170       0.0%
    HCL Technologies, Ltd.                    34,608  482,096       0.0%
    HDFC Bank, Ltd.                           51,927  811,461       0.1%
    HDFC Bank, Ltd. ADR                        2,000  113,680       0.0%
*   HeidelbergCement India, Ltd.               7,778    8,589       0.0%
    Hero MotoCorp, Ltd.                        3,652  133,889       0.0%
*   Hexa Tradex, Ltd.                          5,313    1,864       0.0%
    Hexaware Technologies, Ltd.               34,366  151,722       0.0%
*   Himachal Futuristic Communications, Ltd. 241,925   51,192       0.0%
    Hindalco Industries, Ltd.                285,390  576,085       0.1%
*   Hindustan Construction Co., Ltd.         129,998   64,249       0.0%
    Hindustan Petroleum Corp., Ltd.           14,756  145,575       0.0%
    Hindustan Unilever, Ltd.                   4,577   61,609       0.0%
    Honeywell Automation India, Ltd.             710   86,001       0.0%
*   Housing Development & Infrastructure,
      Ltd.                                   110,205  205,468       0.0%
    HSIL, Ltd.                                19,048  115,111       0.0%
    ICICI Bank, Ltd.                          45,800  240,323       0.0%
    ICICI Bank, Ltd. Sponsored ADR            88,280  964,900       0.1%
    IDBI Bank, Ltd.                           96,352  113,527       0.0%
    Idea Cellular, Ltd.                      146,697  404,465       0.0%
    IDFC, Ltd.                               142,144  375,535       0.0%
    IFCI, Ltd.                                70,683   37,634       0.0%
    IIFL Holdings, Ltd.                       56,463  155,474       0.0%
*   India Cements, Ltd. (The)                 65,357   94,349       0.0%
    Indian Bank                               21,645   47,940       0.0%
*   Indian Hotels Co., Ltd.                   66,755  114,952       0.0%
    Indian Oil Corp., Ltd.                    11,712   66,660       0.0%
    Indian Overseas Bank                      44,957   31,284       0.0%
    Indoco Remedies, Ltd.                      2,590   14,227       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Indraprastha Gas, Ltd.                     4,674 $   30,368       0.0%
    IndusInd Bank, Ltd.                       51,899    675,381       0.1%
    Infosys, Ltd.                             46,463  1,419,183       0.1%
    Infosys, Ltd. Sponsored ADR                5,620    174,108       0.0%
    Ingersoll-Rand India, Ltd.                 1,721     26,135       0.0%
*   Intellect Design Arena, Ltd.              12,479     22,533       0.0%
    Ipca Laboratories, Ltd.                    5,325     53,924       0.0%
    IRB Infrastructure Developers, Ltd.       21,395     78,894       0.0%
    ITC, Ltd.                                 42,124    214,047       0.0%
    Jagran Prakashan, Ltd.                    14,570     25,595       0.0%
    Jain Irrigation Systems, Ltd.             96,137     86,677       0.0%
*   Jaiprakash Associates, Ltd.              294,915     96,803       0.0%
    Jammu & Kashmir Bank, Ltd. (The)          73,050    111,089       0.0%
*   Jaypee Infratech, Ltd.                    64,208     16,842       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.       6,268     21,345       0.0%
    Jindal Saw, Ltd.                          43,483     46,928       0.0%
    Jindal Steel & Power, Ltd.                65,912    143,863       0.0%
    JK Cement, Ltd.                            6,182     61,408       0.0%
    JK Lakshmi Cement, Ltd.                    4,965     27,950       0.0%
    JK Tyre & Industries, Ltd.                17,615     33,014       0.0%
    JM Financial, Ltd.                        45,037     33,238       0.0%
    JSW Energy, Ltd.                         118,798    212,808       0.0%
    JSW Steel, Ltd.                           32,589    476,880       0.0%
*   Jubilant Foodworks, Ltd.                   3,004     71,293       0.0%
    Jubilant Life Sciences, Ltd.              10,260     24,566       0.0%
    Just Dial, Ltd.                            1,095     18,412       0.0%
    Jyothy Laboratories, Ltd.                  3,882     15,200       0.0%
    Kajaria Ceramics, Ltd.                       392      4,749       0.0%
*   Kakinada Fertilizers, Ltd.                69,051      2,285       0.0%
    Kalpataru Power Transmission, Ltd.         5,110     18,398       0.0%
    Karnataka Bank, Ltd. (The)                50,080     99,266       0.0%
    Karur Vysya Bank, Ltd. (The)               9,921     75,031       0.0%
    Kaveri Seed Co., Ltd.                      3,867     50,612       0.0%
    KEC International, Ltd.                   17,842     27,603       0.0%
*   Kesoram Industries, Ltd.                   6,410     12,590       0.0%
    Kolte-Patil Developers, Ltd.               4,030     13,574       0.0%
    Kotak Mahindra Bank, Ltd.                 32,534    681,465       0.1%
    KPIT Technologies, Ltd.                   24,990     41,419       0.0%
    Lakshmi Machine Works, Ltd.                  692     40,737       0.0%
    Lakshmi Vilas Bank, Ltd. (The)            14,735     23,796       0.0%
*   Lanco Infratech, Ltd.                    138,520     11,212       0.0%
    Larsen & Toubro, Ltd.                     19,119    492,324       0.1%
    Lupin, Ltd.                               12,300    343,818       0.0%
*   Mahanagar Telephone Nigam, Ltd.           64,508     18,290       0.0%
    Maharashtra Seamless, Ltd.                 6,338     21,015       0.0%
    Mahindra & Mahindra Financial Services,
      Ltd.                                    38,440    162,427       0.0%
    Mahindra & Mahindra, Ltd.                 48,494    876,827       0.1%
    Mahindra & Mahindra, Ltd. GDR             12,272    220,650       0.0%
    Mahindra Lifespace Developers, Ltd.        3,460     25,197       0.0%
*   Mangalore Refinery & Petrochemicals,
      Ltd.                                    46,650     51,344       0.0%
    Marico, Ltd.                               6,574     41,453       0.0%
    Maruti Suzuki India, Ltd.                  7,420    435,955       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
    MAX India, Ltd.                           16,870 $113,132       0.0%
    McLeod Russel India, Ltd.                 12,761   48,435       0.0%
    Merck, Ltd.                                2,147   28,238       0.0%
    MindTree, Ltd.                            15,524  298,438       0.0%
    Monsanto India, Ltd.                          98    4,418       0.0%
    Motherson Sumi Systems, Ltd.              29,367  233,304       0.0%
    Motilal Oswal Financial Services, Ltd.     6,733   31,590       0.0%
    Mphasis, Ltd.                              5,725   35,296       0.0%
    MRF, Ltd.                                    486  281,688       0.0%
    Natco Pharma, Ltd.                         2,511   84,112       0.0%
    National Aluminium Co., Ltd.             104,971   78,295       0.0%
    Nava Bharat Ventures, Ltd.                 1,957    5,042       0.0%
    Navneet Education, Ltd.                   17,351   25,048       0.0%
    NCC, Ltd.                                102,226  146,205       0.0%
    NHPC, Ltd.                               121,665   37,882       0.0%
    NIIT Technologies, Ltd.                    6,924   38,187       0.0%
*   Nirvikara Paper Mills, Ltd.                  839      630       0.0%
    NTPC, Ltd.                                81,153  191,352       0.0%
    Oil & Natural Gas Corp., Ltd.             19,773   94,525       0.0%
    Oil India, Ltd.                           13,111   94,417       0.0%
    OMAXE, Ltd.                               14,260   29,775       0.0%
    Oracle Financial Services Software, Ltd.   2,808  145,772       0.0%
    Orient Cement, Ltd.                        9,034   24,134       0.0%
    Oriental Bank of Commerce                 23,491   75,372       0.0%
    Page Industries, Ltd.                        362   77,159       0.0%
    Peninsula Land, Ltd.                      10,444    4,589       0.0%
    Persistent Systems, Ltd.                   7,632   84,878       0.0%
    Petronet LNG, Ltd.                        34,000   92,960       0.0%
*   Pfizer, Ltd.                               2,026   67,048       0.0%
    Phoenix Mills, Ltd. (The)                  5,631   31,982       0.0%
    PI Industries, Ltd.                        2,250   23,159       0.0%
    Pidilite Industries, Ltd.                 11,464  101,827       0.0%
*   Pipavav Defence & Offshore Engineering
      Co., Ltd.                               25,205   22,727       0.0%
    Polaris Consulting & Services, Ltd.       31,098   76,090       0.0%
    Power Grid Corp. of India, Ltd.           37,509   83,854       0.0%
    Praj Industries, Ltd.                     38,085   36,229       0.0%
    Prestige Estates Projects, Ltd.            5,299   20,311       0.0%
    PTC India Financial Services, Ltd.        51,751   43,315       0.0%
    PTC India, Ltd.                           75,922   84,948       0.0%
*   Punj Lloyd, Ltd.                          71,973   32,546       0.0%
*   Punjab National Bank                       9,075   22,675       0.0%
    Radico Khaitan, Ltd.                       6,715    9,564       0.0%
    Rain Industries, Ltd.                     12,419    8,631       0.0%
    Rallis India, Ltd.                        14,230   48,356       0.0%
    Ramco Cements, Ltd. (The)                 15,000   72,809       0.0%
    Raymond, Ltd.                             16,326  114,403       0.0%
    Redington India, Ltd.                     20,505   38,427       0.0%
*   REI Agro, Ltd.                            71,019      839       0.0%
    Relaxo Footwears, Ltd.                     1,798   20,349       0.0%
*   Reliance Communications, Ltd.            107,504  102,604       0.0%
    Reliance Industries, Ltd.                 62,417  849,145       0.1%
    Reliance Industries, Ltd. GDR              9,355  250,624       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Reliance Infrastructure, Ltd.             11,479 $   74,966       0.0%
*   Reliance Power, Ltd.                     123,191    109,646       0.0%
    Rolta India, Ltd.                         21,070     38,340       0.0%
    Ruchi Soya Industries, Ltd.               16,055     10,292       0.0%
    Rural Electrification Corp., Ltd.         13,757     67,314       0.0%
    Sanofi India, Ltd.                         1,238     64,690       0.0%
    Sesa Sterlite, Ltd.                      121,495    398,654       0.0%
    Sesa Sterlite, Ltd. ADR                   15,041    197,644       0.0%
*   Shipping Corp. of India, Ltd.             48,621     35,897       0.0%
    Shree Cement, Ltd.                         1,212    194,189       0.0%
*   Shree Renuka Sugars, Ltd.                 66,795     13,082       0.0%
    Shriram Transport Finance Co., Ltd.        7,725    119,131       0.0%
    Siemens, Ltd.                              7,062    151,920       0.0%
    Sintex Industries, Ltd.                   61,646    107,732       0.0%
    SJVN, Ltd.                                29,837     11,259       0.0%
    SKF India, Ltd.                            3,176     70,426       0.0%
    Sobha, Ltd.                               12,527     77,210       0.0%
    Sonata Software, Ltd.                      5,986     14,799       0.0%
    South Indian Bank, Ltd. (The)            197,064     75,295       0.0%
    SRF, Ltd.                                  8,369    130,365       0.0%
    Star Ferro and Cement, Ltd.                6,288     15,606       0.0%
    State Bank of Bikaner & Jaipur             6,124     53,438       0.0%
    State Bank of India                       63,980    271,138       0.0%
    State Bank of India GDR                    4,702    197,826       0.0%
    Sterlite Technologies, Ltd.               45,756     43,321       0.0%
    Strides Arcolab, Ltd.                      6,009     98,071       0.0%
*   Sun Pharma Advanced Research Co., Ltd.    11,442     71,766       0.0%
    Sun Pharmaceutical Industries, Ltd.       41,082    609,615       0.1%
    Sun TV Network, Ltd.                      28,173    154,734       0.0%
    Sundram Fasteners, Ltd.                    4,488     12,581       0.0%
    Supreme Industries, Ltd.                  13,945    150,908       0.0%
    Syndicate Bank                            56,680     88,663       0.0%
    Tata Chemicals, Ltd.                      15,664    105,097       0.0%
    Tata Communications, Ltd.                 12,550     86,180       0.0%
    Tata Consultancy Services, Ltd.            9,718    378,189       0.0%
    Tata Elxsi, Ltd.                           4,728     82,809       0.0%
    Tata Global Beverages, Ltd.              105,050    235,925       0.0%
*   Tata Motors, Ltd.()                        6,993     55,958       0.0%
    Tata Motors, Ltd.(B611LV1)               127,048  1,021,006       0.1%
    Tata Power Co., Ltd.                     119,400    142,285       0.0%
    Tata Steel, Ltd.                         114,871    653,853       0.1%
*   Tata Teleservices Maharashtra, Ltd.       65,868      7,989       0.0%
    Tech Mahindra, Ltd.                       45,860    448,455       0.0%
    Thermax, Ltd.                              4,656     71,828       0.0%
    Timken India, Ltd.                         5,879     55,158       0.0%
    Titagarh Wagons, Ltd.                     15,510     25,530       0.0%
    Titan Co., Ltd.                            9,863     59,310       0.0%
    Torrent Pharmaceuticals, Ltd.              8,466    160,527       0.0%
    Torrent Power, Ltd.                       10,757     27,948       0.0%
    Transport Corp. of India, Ltd.             1,434      5,703       0.0%
    Trent, Ltd.                                  655     11,828       0.0%
    Triveni Turbine, Ltd.                     41,519     76,772       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDIA -- (Continued)
    Tube Investments of India, Ltd.          18,724 $   107,483       0.0%
*   TV18 Broadcast, Ltd.                    154,724      84,429       0.0%
    TVS Motor Co., Ltd.                      34,636     128,475       0.0%
    UCO Bank                                 79,300      78,813       0.0%
    Ultratech Cement, Ltd.                    4,462     188,059       0.0%
    Unichem Laboratories, Ltd.                2,817       9,020       0.0%
    Union Bank of India                      49,767     112,975       0.0%
*   Unitech, Ltd.                           475,609     115,209       0.0%
    United Breweries, Ltd.                    4,407      64,568       0.0%
    UPL, Ltd.                                74,807     578,905       0.1%
    V-Guard Industries, Ltd.                  1,328      20,888       0.0%
    VA Tech Wabag, Ltd.                       1,002      11,049       0.0%
    Vakrangee, Ltd.                          37,386      62,034       0.0%
    Vardhman Textiles, Ltd.                   2,777      28,400       0.0%
*   Videocon Industries, Ltd.                18,231      42,635       0.0%
    Vijaya Bank                              34,615      24,772       0.0%
    VIP Industries, Ltd.                     10,856      16,564       0.0%
    Voltas, Ltd.                             27,567     121,153       0.0%
    WABCO India, Ltd.                           137      11,959       0.0%
    Welspun Corp., Ltd.                      15,250      20,314       0.0%
*   Welspun Enterprises, Ltd.                   763       5,207       0.0%
    Wipro, Ltd.                              56,124     474,532       0.0%
    Wockhardt, Ltd.                           9,139     185,268       0.0%
    Yes Bank, Ltd.                           65,619     870,684       0.1%
    Zee Entertainment Enterprises, Ltd.      52,912     259,996       0.0%
    Zensar Technologies, Ltd.                 4,461      49,027       0.0%
                                                    -----------       ---
TOTAL INDIA                                          45,956,870       2.0%
                                                    -----------       ---

INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT           836,600      41,606       0.0%
    Adaro Energy Tbk PT                   4,578,500     308,270       0.0%
    Adhi Karya Persero Tbk PT               397,100      84,313       0.0%
    Agung Podomoro Land Tbk PT            3,051,400      98,058       0.0%
    AKR Corporindo Tbk PT                   357,000     142,908       0.0%
    Alam Sutera Realty Tbk PT             4,425,100     208,616       0.0%
    Aneka Tambang Persero Tbk PT          1,548,500      94,661       0.0%
    Arwana Citramulia Tbk PT                232,600       9,311       0.0%
    Asahimas Flat Glass Tbk PT               86,500      45,890       0.0%
    Astra Agro Lestari Tbk PT               160,600     251,164       0.0%
    Astra International Tbk PT            2,176,300   1,145,238       0.1%
*   Bakrie and Brothers Tbk PT            5,212,000       3,619       0.0%
*   Bakrie Telecom Tbk PT                 4,680,500      18,054       0.0%
    Bank Bukopin Tbk PT                   1,009,700      54,038       0.0%
    Bank Central Asia Tbk PT                256,000     265,064       0.0%
    Bank Danamon Indonesia Tbk PT           704,663     215,542       0.0%
    Bank Mandiri Persero Tbk PT             681,409     560,487       0.1%
    Bank Negara Indonesia Persero Tbk PT    543,120     268,039       0.0%
*   Bank Pan Indonesia Tbk PT             1,316,000     131,646       0.0%
    Bank Pembangunan Daerah Jawa Barat
      Dan Banten Tbk PT                     738,500      49,726       0.0%
    Bank Permata Tbk PT                       1,500         186       0.0%
    Bank Rakyat Indonesia Persero Tbk PT  1,015,700     906,817       0.1%
    Bank Tabungan Negara Persero Tbk PT   1,909,041     163,566       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
INDONESIA -- (Continued)
*   Bank Tabungan Pensiunan Nasional Tbk PT     54,000 $ 16,455       0.0%
*   Barito Pacific Tbk PT                      293,000    6,039       0.0%
*   Bayan Resources Tbk PT                      16,000   10,115       0.0%
*   Berlian Laju Tanker Tbk PT                 514,666       --       0.0%
    BISI International Tbk PT                  548,800   59,126       0.0%
*   Bumi Resources Minerals Tbk PT             568,500    6,669       0.0%
*   Bumi Resources Tbk PT                    1,000,000    5,531       0.0%
    Bumi Serpong Damai Tbk PT                1,679,200  240,606       0.0%
    Charoen Pokphand Indonesia Tbk PT          659,000  143,698       0.0%
    Ciputra Development Tbk PT               2,594,176  273,507       0.0%
    Ciputra Property Tbk PT                    436,800   22,821       0.0%
    Ciputra Surya Tbk PT                       276,300   62,666       0.0%
    Citra Marga Nusaphala Persada Tbk PT       435,000   79,069       0.0%
*   Darma Henwa Tbk PT                       3,062,000   11,811       0.0%
    Eagle High Plantations Tbk PT              436,500    8,491       0.0%
    Elnusa Tbk PT                            1,814,900   82,848       0.0%
*   Energi Mega Persada Tbk PT               6,952,500   42,792       0.0%
*   Erajaya Swasembada Tbk PT                  382,200   24,239       0.0%
*   Exploitasi Energi Indonesia Tbk PT       1,212,500    6,698       0.0%
    Express Transindo Utama Tbk PT             502,200   42,513       0.0%
    Gajah Tunggal Tbk PT                       689,200   58,334       0.0%
    Global Mediacom Tbk PT                   2,061,500  246,084       0.0%
    Gudang Garam Tbk PT                         20,800   79,942       0.0%
*   Hanson International Tbk PT              2,225,600  121,753       0.0%
    Harum Energy Tbk PT                        224,000   20,564       0.0%
    Hexindo Adiperkasa Tbk PT                   75,000   16,959       0.0%
    Holcim Indonesia Tbk PT                    435,500   51,994       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT       573,600   49,352       0.0%
*   Indika Energy Tbk PT                       671,800   15,017       0.0%
    Indo Tambangraya Megah Tbk PT               28,800   27,964       0.0%
    Indocement Tunggal Prakarsa Tbk PT         121,500  196,213       0.0%
    Indofood CBP Sukses Makmur Tbk PT           19,000   19,282       0.0%
    Indofood Sukses Makmur Tbk PT              792,400  411,279       0.1%
*   Indosat Tbk PT                             176,750   54,518       0.0%
*   Inovisi Infracom Tbk PT                      7,778       70       0.0%
    Intiland Development Tbk PT              2,136,500  106,720       0.0%
    Japfa Comfeed Indonesia Tbk PT           1,747,100   73,763       0.0%
    Jasa Marga Persero Tbk PT                  239,500  114,103       0.0%
    Kalbe Farma Tbk PT                       2,130,000  294,466       0.0%
    Kawasan Industri Jababeka Tbk PT         6,640,185  145,013       0.0%
*   Krakatau Steel Persero Tbk PT              970,300   26,183       0.0%
*   Lippo Cikarang Tbk PT                      220,300  202,881       0.0%
    Lippo Karawaci Tbk PT                    4,932,250  449,998       0.1%
    Malindo Feedmill Tbk PT                    371,200   41,256       0.0%
    Matahari Putra Prima Tbk PT                 60,000   18,296       0.0%
    Mayora Indah Tbk PT                        124,833  245,410       0.0%
    Medco Energi Internasional Tbk PT          367,100   90,450       0.0%
    Media Nusantara Citra Tbk PT               613,000  104,027       0.0%
    Mitra Adiperkasa Tbk PT                    300,500  128,805       0.0%
    MNC Investama Tbk PT                     4,082,500   84,646       0.0%
    Modernland Realty Tbk PT                   537,300   21,501       0.0%
    Multipolar Tbk PT                          336,600   20,842       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDONESIA -- (Continued)
*   Nusantara Infrastructure Tbk PT       3,043,000 $    41,239       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT        313,000      19,411       0.0%
    Pakuwon Jati Tbk PT                   3,156,500     106,277       0.0%
*   Panin Financial Tbk PT                5,154,600     129,729       0.0%
    Pembangunan Perumahan Persero Tbk PT    475,000     143,129       0.0%
    Perusahaan Gas Negara Persero Tbk PT    296,800      93,551       0.0%
    Perusahaan Perkebunan London Sumatra
      Indonesia Tbk PT                    1,140,800     124,729       0.0%
    Ramayana Lestari Sentosa Tbk PT       1,460,024      87,101       0.0%
    Resource Alam Indonesia Tbk PT           57,000       4,143       0.0%
    Semen Indonesia Persero Tbk PT          133,500     128,377       0.0%
*   Sentul City Tbk PT                    9,187,800      68,305       0.0%
    Sri Rejeki Isman Tbk PT               1,930,300      40,339       0.0%
*   Sugih Energy Tbk PT                   2,876,200      87,622       0.0%
    Summarecon Agung Tbk PT               3,131,000     427,767       0.1%
    Surya Citra Media Tbk PT                205,000      45,707       0.0%
    Surya Semesta Internusa Tbk PT        1,726,000     156,530       0.0%
    Tambang Batubara Bukit Asam Persero
      Tbk PT                                324,900     233,598       0.0%
    Telekomunikasi Indonesia Persero
      Tbk PT                                 35,000       7,039       0.0%
    Telekomunikasi Indonesia Persero Tbk
      PT Sponsored ADR                        5,755     238,142       0.0%
    Tempo Scan Pacific Tbk PT               206,900      32,395       0.0%
    Tiga Pilar Sejahtera Food Tbk           512,000      69,304       0.0%
    Timah Persero Tbk PT                  1,015,156      63,450       0.0%
*   Tiphone Mobile Indonesia Tbk PT         784,500      57,992       0.0%
    Total Bangun Persada Tbk PT             501,600      36,477       0.0%
    Tower Bersama Infrastructure Tbk PT     102,500      66,996       0.0%
*   Trada Maritime Tbk PT                   441,000       1,702       0.0%
*   Truba Alam Manunggal Engineering PT   2,841,000       1,753       0.0%
    Tunas Baru Lampung Tbk PT               326,500      13,835       0.0%
    Tunas Ridean Tbk PT                     537,500      29,608       0.0%
    Unilever Indonesia Tbk PT                41,600     136,418       0.0%
    United Tractors Tbk PT                  188,924     310,644       0.0%
    Vale Indonesia Tbk PT                   716,800     154,000       0.0%
*   Visi Media Asia Tbk PT                1,219,300      43,593       0.0%
    Waskita Karya Persero Tbk PT            802,300     106,458       0.0%
    Wijaya Karya Persero Tbk PT             754,500     172,977       0.0%
    XL Axiata Tbk PT                        435,100     135,037       0.0%
                                                    -----------       ---
TOTAL INDONESIA                                      13,365,572       0.6%
                                                    -----------       ---
IRELAND -- (0.4%)
*   Bank of Ireland                       2,564,103     991,215       0.1%
*   Bank of Ireland Sponsored ADR             1,400      21,336       0.0%
    C&C Group P.L.C.                         80,495     326,172       0.0%
    CRH P.L.C.                               32,264     906,542       0.0%
    CRH P.L.C. Sponsored ADR                 60,960   1,703,832       0.1%
    Dragon Oil P.L.C.                        53,618     504,516       0.0%
    FBD Holdings P.L.C.                       6,284      67,890       0.0%
    Glanbia P.L.C.                           25,620     474,816       0.0%
    IFG Group P.L.C.                         10,052      21,787       0.0%
    Irish Continental Group P.L.C.           26,462     118,438       0.0%
*   Kenmare Resources P.L.C.                 77,286       4,307       0.0%
    Kerry Group P.L.C. Class A               14,315   1,052,903       0.1%
    Kingspan Group P.L.C.                    48,907     970,322       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
IRELAND -- (Continued)
    Paddy Power P.L.C.                         7,275 $  650,394       0.0%
    Smurfit Kappa Group P.L.C.                55,531  1,700,163       0.1%
                                                     ----------       ---
TOTAL IRELAND                                         9,514,633       0.4%
                                                     ----------       ---
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.           44,678     41,906       0.0%
    Africa Israel Properties, Ltd.             1,753     27,108       0.0%
*   Airport City, Ltd.                         6,570     69,293       0.0%
*   AL-ROV Israel, Ltd.                        1,607     47,330       0.0%
*   Allot Communications, Ltd.                   931      8,138       0.0%
    Amot Investments, Ltd.                     8,416     28,423       0.0%
*   AudioCodes, Ltd.                           7,800     35,512       0.0%
*   Azorim-Investment Development &
      Construction Co., Ltd.                  10,744      7,695       0.0%
    Azrieli Group                              9,944    428,999       0.0%
    Bank Hapoalim BM                         170,549    853,079       0.1%
*   Bank Leumi Le-Israel BM                  194,699    756,725       0.1%
    Bayside Land Corp.                           197     64,878       0.0%
    Bezeq The Israeli Telecommunication
      Corp., Ltd.                            265,698    503,243       0.1%
    Blue Square Real Estate, Ltd.                229      8,525       0.0%
*   Cellcom Israel, Ltd.                       5,783     26,486       0.0%
*   Ceragon Networks, Ltd.                     2,962      4,077       0.0%
*   Clal Biotechnology Industries, Ltd.       14,222     18,140       0.0%
*   Clal Insurance Enterprises Holdings,
      Ltd.                                     6,662    110,391       0.0%
*   Compugen, Ltd.                             2,287     14,836       0.0%
    Delek Automotive Systems, Ltd.             8,604    104,346       0.0%
    Delek Group, Ltd.                            760    212,025       0.0%
    Delta-Galil Industries, Ltd.               2,490     77,671       0.0%
    Direct Insurance Financial Investments,
      Ltd.                                     1,475      9,310       0.0%
    Elbit Systems, Ltd.(6308913)               2,679    211,997       0.0%
    Elbit Systems, Ltd.(M3760D101)             1,800    139,392       0.0%
    Electra, Ltd.                                693     84,700       0.0%
    Elron Electronic Industries, Ltd.          1,546      7,397       0.0%
*   Energix-Renewable Energies, Ltd.               1         --       0.0%
*   Equital, Ltd.                                537      8,168       0.0%
*   Evogene, Ltd.                                952      9,500       0.0%
*   EZchip Semiconductor, Ltd.(M4146Y108)     11,856    230,718       0.0%
*   EZchip Semiconductor, Ltd.(6554998)          586     11,491       0.0%
    First International Bank Of Israel, Ltd.   8,214    115,334       0.0%
    Formula Systems 1985, Ltd.                 2,553     69,582       0.0%
    Fox Wizel, Ltd.                            1,437     33,896       0.0%
    Frutarom Industries, Ltd.                  8,502    361,549       0.0%
*   Hadera Paper, Ltd.                           279      5,276       0.0%
    Harel Insurance Investments & Financial
      Services, Ltd.                          36,266    169,418       0.0%
    Industrial Buildings Corp., Ltd.           9,822     10,771       0.0%
    Israel Chemicals, Ltd.                    20,052    140,298       0.0%
*   Israel Discount Bank, Ltd. Class A       205,024    360,168       0.0%
    Ituran Location and Control, Ltd.          3,383     77,529       0.0%
*   Jerusalem Oil Exploration                  4,473    170,839       0.0%
*   Kamada, Ltd.                              10,409     47,323       0.0%
    Matrix IT, Ltd.                           14,912     80,349       0.0%
*   Mazor Robotics, Ltd.                       3,869     25,583       0.0%
    Meitav DS Investments, Ltd.                1,297      3,934       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
ISRAEL -- (Continued)
    Melisron, Ltd.                            3,598 $   137,946       0.0%
    Menorah Mivtachim Holdings, Ltd.          9,430      93,406       0.0%
    Migdal Insurance & Financial
      Holding, Ltd.                          83,970     101,674       0.0%
    Mivtach Shamir Holdings, Ltd.             1,032      23,644       0.0%
*   Mizrahi Tefahot Bank, Ltd.               35,717     399,495       0.0%
*   Naphtha Israel Petroleum Corp., Ltd.      6,735      38,058       0.0%
    Neto ME Holdings, Ltd.                      124       7,642       0.0%
    NICE Systems, Ltd. Sponsored ADR          4,616     276,268       0.0%
*   Nitsba Holdings 1995, Ltd.                7,987     135,351       0.0%
*   Nova Measuring Instruments, Ltd.          5,411      61,273       0.0%
*   Oil Refineries, Ltd.                    367,454     131,297       0.0%
    Osem Investments, Ltd.                    3,812      81,394       0.0%
*   Partner Communications Co., Ltd.          9,556      24,054       0.0%
*   Partner Communications Co., Ltd. ADR      1,600       3,968       0.0%
    Paz Oil Co., Ltd.                         1,784     272,897       0.0%
    Phoenix Holdings, Ltd. (The)             20,145      59,635       0.0%
*   Plasson Industries, Ltd.                    634      22,714       0.0%
    Rami Levy Chain Stores Hashikma
      Marketing 2006, Ltd.                    1,225      49,649       0.0%
*   Sapiens International Corp. NV            4,621      40,010       0.0%
    Shikun & Binui, Ltd.                     59,172     132,782       0.0%
    Shufersal, Ltd.                           7,747      17,733       0.0%
*   Strauss Group, Ltd.                       4,340      77,290       0.0%
    Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR                          67,449   4,075,269       0.2%
*   Tower Semiconductor, Ltd.                 4,323      65,694       0.0%
*   Union Bank of Israel                      4,714      15,992       0.0%
                                                    -----------       ---
TOTAL ISRAEL                                         12,178,483       0.5%
                                                    -----------       ---
ITALY -- (1.9%)
    A2A SpA                                 276,376     318,380       0.0%
    ACEA SpA                                 11,829     159,265       0.0%
    Alerion Cleanpower SpA                    2,913       9,837       0.0%
    Amplifon SpA                             20,340     158,428       0.0%
    Ansaldo STS SpA                          24,656     262,114       0.0%
*   Arnoldo Mondadori Editore SpA            71,829      88,673       0.0%
    Ascopiave SpA                            15,279      40,526       0.0%
    Assicurazioni Generali SpA               70,772   1,382,826       0.1%
    Astaldi SpA                              22,586     196,351       0.0%
    Atlantia SpA                             27,083     761,696       0.1%
*   Autogrill SpA                            24,680     236,046       0.0%
    Azimut Holding SpA                       17,346     509,152       0.0%
#*  Banca Carige SpA                        773,409      63,068       0.0%
    Banca Generali SpA                       11,534     387,107       0.0%
    Banca IFIS SpA                            3,666      75,217       0.0%
#*  Banca Monte dei Paschi di Siena SpA     550,194     339,090       0.0%
*   Banca Popolare dell'Emilia Romagna SC   166,691   1,371,173       0.1%
*   Banca Popolare dell'Etruria e del
      Lazio SC                               52,566      34,411       0.0%
*   Banca Popolare di Milano Scarl        1,466,458   1,511,078       0.1%
    Banca Popolare di Sondrio SCARL         157,021     712,647       0.1%
    Banca Profilo SpA                        61,003      22,739       0.0%
    Banco di Desio e della Brianza SpA       12,951      45,721       0.0%
*   Banco Popolare SC                       100,512   1,589,045       0.1%
*   BasicNet SpA                              9,483      39,822       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ITALY -- (Continued)
    Biesse SpA                                 3,608 $   58,165       0.0%
    Brembo SpA                                 7,759    310,381       0.0%
*   Brioschi Sviluppo Immobiliare SpA        129,433     15,080       0.0%
    Brunello Cucinelli SpA                       982     18,221       0.0%
    Buzzi Unicem SpA                          26,107    420,195       0.0%
    Cairo Communication SpA                    9,199     53,505       0.0%
    Cementir Holding SpA                      16,325    115,121       0.0%
*   CIR-Compagnie Industriali Riunite SpA    118,978    142,276       0.0%
    CNH Industrial NV                         48,834    429,064       0.0%
    Credito Emiliano SpA                      19,642    163,855       0.0%
*   Credito Valtellinese SC                  395,038    492,986       0.0%
    d'Amico International Shipping SA         69,418     47,389       0.0%
    Danieli & C Officine Meccaniche SpA        4,275    104,019       0.0%
    Datalogic SpA                              3,555     46,140       0.0%
    Davide Campari-Milano SpA                 36,106    279,236       0.0%
    De' Longhi                                 9,056    204,252       0.0%
    DiaSorin SpA                               4,723    215,618       0.0%
*   Ei Towers SpA                              2,096    126,973       0.0%
    Enel Green Power SpA                     144,312    280,230       0.0%
    Enel SpA                                 163,323    774,141       0.1%
    Engineering SpA                            1,316     82,184       0.0%
    Eni SpA                                  182,877  3,508,651       0.2%
    Eni SpA Sponsored ADR                     35,048  1,346,895       0.1%
    ERG SpA                                   24,058    345,842       0.0%
    Esprinet SpA                               6,596     63,397       0.0%
*   Eurotech SpA                              11,463     25,702       0.0%
    Falck Renewables SpA                      39,924     52,628       0.0%
*   Finmeccanica SpA                         110,299  1,407,295       0.1%
    FNM SpA                                   37,047     27,346       0.0%
*   Geox SpA                                  12,742     46,560       0.0%
*   Gruppo Editoriale L'Espresso SpA          43,562     57,093       0.0%
    Hera SpA                                 129,288    341,041       0.0%
*   IMMSI SpA                                 84,673     59,228       0.0%
    Industria Macchine Automatiche SpA         3,521    179,276       0.0%
*   Intek Group SpA                          131,121     53,064       0.0%
    Interpump Group SpA                       17,064    286,961       0.0%
    Intesa Sanpaolo SpA                      745,507  2,504,531       0.1%
    Iren SpA                                 108,074    158,658       0.0%
    Italcementi SpA                           42,024    299,435       0.0%
    Italmobiliare SpA                          2,248     73,392       0.0%
*   Juventus Football Club SpA               149,340     51,026       0.0%
    La Doria SpA                               4,431     64,702       0.0%
*   Landi Renzo SpA                            9,013     10,952       0.0%
    Luxottica Group SpA                        8,362    550,695       0.0%
    Luxottica Group SpA Sponsored ADR          2,300    150,926       0.0%
*   Maire Tecnimont SpA                       24,395     73,024       0.0%
    MARR SpA                                   4,985    100,133       0.0%
*   Mediaset SpA                             170,153    874,520       0.1%
    Mediobanca SpA                           135,582  1,316,171       0.1%
    Mediolanum SpA                            36,154    303,466       0.0%
    Nice SpA                                   2,500      8,774       0.0%
    Parmalat SpA                             130,412    361,172       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
ITALY -- (Continued)
    Piaggio & C SpA                          31,537 $    95,654       0.0%
    Pirelli & C. SpA                         31,874     551,480       0.0%
    Prima Industrie SpA                       1,431      30,296       0.0%
    Prysmian SpA                             45,328     924,375       0.1%
#*  RCS MediaGroup SpA                       34,372      47,270       0.0%
    Recordati SpA                            19,414     386,840       0.0%
    Reply SpA                                   882      94,398       0.0%
*   Retelit SpA                              63,982      43,254       0.0%
    Sabaf SpA                                 1,349      18,708       0.0%
*   Safilo Group SpA                         11,653     169,514       0.0%
#*  Saipem SpA                               20,480     271,529       0.0%
*   Salini Impregilo SpA                     15,667      68,363       0.0%
    Salvatore Ferragamo SpA                   6,735     209,436       0.0%
*   Saras SpA                                63,330     122,794       0.0%
    SAVE SpA                                  1,854      27,199       0.0%
*   Snai SpA                                  8,960      15,773       0.0%
    Snam SpA                                 97,484     507,808       0.0%
    Societa Cattolica di Assicurazioni
      SCRL                                   30,849     263,552       0.0%
    Societa Iniziative Autostradali e
      Servizi SpA                            21,682     250,413       0.0%
*   Sogefi SpA                               11,540      38,502       0.0%
    SOL SpA                                  12,587     110,635       0.0%
*   Sorin SpA                                62,558     196,907       0.0%
*   Telecom Italia Media SpA                  2,513       2,923       0.0%
*   Telecom Italia SpA                    1,585,426   1,871,226       0.1%
*   Telecom Italia SpA Sponsored ADR         48,868     574,199       0.0%
    Tenaris SA                                8,006     246,185       0.0%
    Terna Rete Elettrica Nazionale SpA      183,955     867,227       0.1%
*   Tiscali SpA                             208,539      15,601       0.0%
    Tod's SpA                                 1,023      93,860       0.0%
    Trevi Finanziaria Industriale SpA        41,982     122,521       0.0%
    UniCredit SpA                           300,210   2,154,945       0.1%
    Unione di Banche Italiane SCPA          216,180   1,715,901       0.1%
    Unipol Gruppo Finanziario SpA            78,844     413,629       0.0%
    UnipolSai SpA                           207,925     581,851       0.0%
    Vianini Lavori SpA                        1,500       9,786       0.0%
    Vittoria Assicurazioni SpA                8,898      96,991       0.0%
*   World Duty Free SpA                      20,440     228,178       0.0%
*   Yoox SpA                                  6,522     205,443       0.0%
    Zignago Vetro SpA                         5,465      33,966       0.0%
                                                    -----------       ---
TOTAL ITALY                                          43,075,131       1.9%
                                                    -----------       ---
JAPAN -- (16.0%)
    77 Bank, Ltd. (The)                     102,000     588,660       0.1%
    A&D Co., Ltd.                             5,400      23,177       0.0%
    ABC-Mart, Inc.                            3,400     193,456       0.0%
    Accordia Golf Co., Ltd.                  26,100     265,453       0.0%
    Achilles Corp.                           43,000      56,180       0.0%
    Adastria Holdings Co., Ltd.               6,440     195,369       0.0%
    ADEKA Corp.                              29,900     421,732       0.0%
    Aderans Co., Ltd.                         7,900      74,505       0.0%
    Advan Co., Ltd.                           3,500      47,176       0.0%
#   Advantest Corp.                           7,800      91,957       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Advantest Corp. ADR                        3,900 $   46,098       0.0%
    Aeon Co., Ltd.                           196,905  2,449,670       0.1%
    Aeon Delight Co., Ltd.                     5,400    143,006       0.0%
#   Aeon Fantasy Co., Ltd.                     3,700     58,969       0.0%
    Aeon Mall Co., Ltd.                        1,980     36,935       0.0%
    Ahresty Corp.                              9,700     69,551       0.0%
    Ai Holdings Corp.                          8,200    149,120       0.0%
    Aica Kogyo Co., Ltd.                       9,400    215,884       0.0%
    Aichi Bank, Ltd. (The)                     3,000    156,914       0.0%
    Aichi Corp.                               12,900     71,204       0.0%
    Aichi Steel Corp.                         47,000    225,946       0.0%
    Aichi Tokei Denki Co., Ltd.                7,000     19,517       0.0%
    Aida Engineering, Ltd.                    17,000    193,808       0.0%
    Ain Pharmaciez, Inc.                       8,800    310,469       0.0%
    Air Water, Inc.                           30,000    532,811       0.0%
    Airport Facilities Co., Ltd.              10,300     58,402       0.0%
    Aisan Industry Co., Ltd.                  11,100    104,488       0.0%
    Aisin Seiki Co., Ltd.                     38,800  1,774,244       0.1%
    Ajinomoto Co., Inc.                       18,000    399,108       0.0%
#   Akebono Brake Industry Co., Ltd.          27,200     95,194       0.0%
    Akita Bank, Ltd. (The)                    63,000    194,548       0.0%
    Alconix Corp.                              4,200     65,651       0.0%
    Alfresa Holdings Corp.                    26,200    392,651       0.0%
    Alinco, Inc.                               5,400     49,923       0.0%
*   Allied Telesis Holdings K.K.              38,200     24,344       0.0%
    Alpen Co., Ltd.                            6,700    109,476       0.0%
    Alpine Electronics, Inc.                  16,200    329,205       0.0%
    Alps Electric Co., Ltd.                   45,300  1,125,270       0.1%
    Alps Logistics Co., Ltd.                   2,200     29,063       0.0%
    Altech Corp.                                 300      5,627       0.0%
    Amada Holdings Co., Ltd.                  87,000    877,939       0.1%
    Amano Corp.                               18,800    241,828       0.0%
    Amiyaki Tei Co., Ltd.                      1,300     51,652       0.0%
    ANA Holdings, Inc.                        51,000    141,002       0.0%
    Anest Iwata Corp.                          5,000     32,557       0.0%
    Anritsu Corp.                             43,300    310,461       0.0%
    AOKI Holdings, Inc.                       12,200    169,106       0.0%
    Aomori Bank, Ltd. (The)                   76,000    250,837       0.0%
    Aoyama Trading Co., Ltd.                  10,500    363,176       0.0%
    Aozora Bank, Ltd.                         85,000    317,937       0.0%
    Arakawa Chemical Industries, Ltd.          4,400     48,663       0.0%
    Arata Corp.                                3,000      8,157       0.0%
    Arcland Sakamoto Co., Ltd.                 5,400    130,253       0.0%
    Arcs Co., Ltd.                             8,400    175,749       0.0%
    Ariake Japan Co., Ltd.                     3,200    106,457       0.0%
*   Arisawa Manufacturing Co., Ltd.           13,700    114,382       0.0%
#*  Arrk Corp.                                13,300     14,866       0.0%
    Artnature, Inc.                            4,200     39,069       0.0%
    As One Corp.                               4,200    134,841       0.0%
#   Asahi Co., Ltd.                            4,100     36,216       0.0%
    Asahi Diamond Industrial Co., Ltd.        14,400    177,028       0.0%
    Asahi Glass Co., Ltd.                    155,000  1,043,144       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Asahi Group Holdings, Ltd.                12,200 $  392,316       0.0%
    Asahi Holdings, Inc.                       8,800    165,593       0.0%
    Asahi Intecc Co., Ltd.                     2,300    141,641       0.0%
    Asahi Kasei Corp.                        180,000  1,694,993       0.1%
    Asahi Kogyosha Co., Ltd.                   6,000     21,790       0.0%
    Asahi Organic Chemicals Industry Co.,
      Ltd.                                    33,000     74,613       0.0%
*   Asanuma Corp.                              9,000     11,455       0.0%
    Asatsu-DK, Inc.                           13,100    360,194       0.0%
    Asax Co., Ltd.                               100      1,400       0.0%
*   Ashimori Industry Co., Ltd.                8,000     10,729       0.0%
#*  Asia Growth Capital, Ltd.                  7,700     12,495       0.0%
    Asics Corp.                                5,000    128,301       0.0%
    ASKA Pharmaceutical Co., Ltd.              9,100     90,782       0.0%
    ASKUL Corp.                                2,300     53,853       0.0%
    Astellas Pharma, Inc.                     28,000    435,980       0.0%
    Asunaro Aoki Construction Co., Ltd.        2,000     14,869       0.0%
    Atom Corp.                                 3,700     24,296       0.0%
    Autobacs Seven Co., Ltd.                  17,200    267,899       0.0%
    Avex Group Holdings, Inc.                 13,200    203,725       0.0%
    Awa Bank, Ltd. (The)                      67,000    397,727       0.0%
    Axell Corp.                                2,500     31,846       0.0%
    Axial Retailing, Inc.                      2,200     64,120       0.0%
    Azbil Corp.                               12,500    329,276       0.0%
    Bandai Namco Holdings, Inc.               18,800    386,215       0.0%
    Bando Chemical Industries, Ltd.           28,000    111,658       0.0%
    Bank of Iwate, Ltd. (The)                  5,500    246,986       0.0%
    Bank of Kochi, Ltd. (The)                  7,000     10,254       0.0%
    Bank of Kyoto, Ltd. (The)                 69,000    752,203       0.1%
    Bank of Nagoya, Ltd. (The)                59,000    216,882       0.0%
    Bank of Okinawa, Ltd. (The)                6,900    291,207       0.0%
    Bank of Saga, Ltd. (The)                  49,000    129,389       0.0%
    Bank of the Ryukyus, Ltd.                 14,000    204,248       0.0%
    Bank of Yokohama, Ltd. (The)             136,000    863,133       0.1%
    Belc Co., Ltd.                             3,600    104,967       0.0%
    Belluna Co., Ltd.                         14,200     68,571       0.0%
    Benefit One, Inc.                          1,600     23,264       0.0%
    Benesse Holdings, Inc.                     9,000    282,067       0.0%
#   Best Denki Co., Ltd.                      13,000     16,072       0.0%
#   Bic Camera, Inc.                          24,400    243,329       0.0%
    Biofermin Pharmaceutical Co., Ltd.         1,100     26,773       0.0%
    Bit-isle, Inc.                             7,600     33,240       0.0%
    BML, Inc.                                  4,000    121,772       0.0%
    Bookoff Corp.                              3,500     26,353       0.0%
    Bridgestone Corp.                         31,000  1,298,394       0.1%
    Broadleaf Co., Ltd.                          700     10,914       0.0%
    BRONCO BILLY Co., Ltd.                       400     17,949       0.0%
    Brother Industries, Ltd.                  37,600    598,233       0.1%
    Bunka Shutter Co., Ltd.                   20,000    181,684       0.0%
    C Uyemura & Co., Ltd.                        600     29,736       0.0%
    Calbee, Inc.                               7,900    321,645       0.0%
    Calsonic Kansei Corp.                     53,000    386,353       0.0%
    Can Do Co., Ltd.                           3,400     43,804       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Canon Electronics, Inc.                    5,300 $  106,318       0.0%
    Canon Marketing Japan, Inc.               14,100    264,864       0.0%
    Canon, Inc.                               39,900  1,422,623       0.1%
    Canon, Inc. Sponsored ADR                  9,399    334,604       0.0%
    Capcom Co., Ltd.                          13,800    257,054       0.0%
    Carlit Holdings Co., Ltd.                    700      3,671       0.0%
    Casio Computer Co., Ltd.                  26,000    525,677       0.0%
    Cawachi, Ltd.                              5,200     83,480       0.0%
    Central Glass Co., Ltd.                   76,000    349,196       0.0%
    Central Japan Railway Co.                  3,700    660,844       0.1%
    Central Sports Co., Ltd.                   2,500     46,145       0.0%
    Century Tokyo Leasing Corp.               16,700    527,299       0.0%
    Chiba Bank, Ltd. (The)                    96,000    788,968       0.1%
    Chiba Kogyo Bank, Ltd. (The)              13,800     95,324       0.0%
    Chino Corp.                                1,000      9,849       0.0%
    Chiyoda Co., Ltd.                          7,200    153,900       0.0%
    Chiyoda Integre Co., Ltd.                  5,200    129,112       0.0%
    Chodai Co., Ltd.                             600      2,941       0.0%
    Chori Co., Ltd.                            3,500     55,451       0.0%
    Chubu Electric Power Co., Inc.            35,600    471,864       0.0%
    Chubu Shiryo Co., Ltd.                     6,000     36,001       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.            29,000     60,438       0.0%
    Chugai Pharmaceutical Co., Ltd.            2,800     85,153       0.0%
    Chugai Ro Co., Ltd.                       20,000     45,824       0.0%
    Chugoku Bank, Ltd. (The)                  40,300    647,465       0.1%
    Chugoku Electric Power Co., Inc. (The)    15,000    220,220       0.0%
    Chugoku Marine Paints, Ltd.               23,000    199,286       0.0%
    Chukyo Bank, Ltd. (The)                   26,000     49,112       0.0%
    Chuo Spring Co., Ltd.                      4,000     10,960       0.0%
    Citizen Holdings Co., Ltd.                67,700    535,757       0.0%
    CKD Corp.                                 19,600    179,611       0.0%
#   Clarion Co., Ltd.                         73,000    202,730       0.0%
    Cleanup Corp.                              9,600     76,382       0.0%
#   CMIC Holdings Co., Ltd.                    3,700     54,956       0.0%
*   CMK Corp.                                 25,600     63,963       0.0%
    Coca-Cola East Japan Co., Ltd.            11,918    222,713       0.0%
    Coca-Cola West Co., Ltd.                  18,300    291,151       0.0%
    Cocokara fine, Inc.                        5,000    152,532       0.0%
#   COLOPL, Inc.                               5,300    108,530       0.0%
#   Colowide Co., Ltd.                        11,100    153,390       0.0%
    Computer Engineering & Consulting, Ltd.    6,400     48,717       0.0%
    COMSYS Holdings Corp.                     24,500    341,328       0.0%
    CONEXIO Corp.                              6,300     62,150       0.0%
    COOKPAD, Inc.                              2,900    123,453       0.0%
    Corona Corp.                               1,700     16,472       0.0%
*   Cosmo Oil Co., Ltd.                      205,000    303,927       0.0%
*   Cosmos Initia Co., Ltd.                    2,200     10,990       0.0%
    Cosmos Pharmaceutical Corp.                  900    121,170       0.0%
    CREATE SD HOLDINGS Co., Ltd.               3,000    130,640       0.0%
    Credit Saison Co., Ltd.                   18,300    346,050       0.0%
*   CROOZ, Inc.                                1,200     30,530       0.0%
#   CTI Engineering Co., Ltd.                  6,000     62,175       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
*   DA Consortium, Inc.                        5,100 $   21,005       0.0%
    Dai Nippon Printing Co., Ltd.             64,000    661,158       0.1%
    Dai Nippon Toryo Co., Ltd.                43,000     55,904       0.0%
    Dai-Dan Co., Ltd.                          9,000     61,805       0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)   55,000    903,974       0.1%
    Dai-ichi Seiko Co., Ltd.                   3,500     66,752       0.0%
    Daibiru Corp.                             15,600    153,179       0.0%
    Daicel Corp.                              75,000    904,209       0.1%
    Daido Kogyo Co., Ltd.                     11,553     25,216       0.0%
    Daido Metal Co., Ltd.                     14,000    151,931       0.0%
    Daido Steel Co., Ltd.                     71,000    339,492       0.0%
    Daidoh, Ltd.                               4,000     17,121       0.0%
    Daifuku Co., Ltd.                         22,700    302,411       0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.    3,000     18,343       0.0%
    Daihatsu Motor Co., Ltd.                  44,900    650,395       0.1%
    Daihen Corp.                              31,000    151,328       0.0%
    Daiho Corp.                                8,000     40,021       0.0%
    Daiichi Jitsugyo Co., Ltd.                18,000     94,915       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.       300      9,794       0.0%
    Daiichi Sankyo Co., Ltd.                  58,000  1,007,384       0.1%
    Daiichikosho Co., Ltd.                    11,000    354,769       0.0%
    Daiken Corp.                              20,000     45,449       0.0%
    Daiken Medical Co., Ltd.                   1,200     13,073       0.0%
    Daiki Aluminium Industry Co., Ltd.        10,000     28,999       0.0%
    Daikin Industries, Ltd.                    7,000    471,583       0.0%
    Daikoku Denki Co., Ltd.                    3,900     59,123       0.0%
    Daikokutenbussan Co., Ltd.                 1,800     75,561       0.0%
    Daikyo, Inc.                              81,000    121,872       0.0%
    Dainichiseika Color & Chemicals
      Manufacturing Co., Ltd.                 20,000    108,097       0.0%
    Daio Paper Corp.                          30,000    318,276       0.0%
#   Daisan Bank, Ltd. (The)                   40,000     65,959       0.0%
    Daiseki Co., Ltd.                          9,100    161,943       0.0%
    Daishi Bank, Ltd. (The)                  115,000    433,697       0.0%
    Daishinku Corp.                           13,000     35,124       0.0%
    Daiso Co., Ltd.                           23,000     80,446       0.0%
    Daisyo Corp.                               2,500     31,406       0.0%
    Daito Pharmaceutical Co., Ltd.             4,180     80,906       0.0%
    Daito Trust Construction Co., Ltd.         4,700    547,318       0.0%
    Daiwa House Industry Co., Ltd.            46,000  1,026,950       0.1%
    Daiwa Securities Group, Inc.             212,000  1,758,712       0.1%
    Daiwabo Holdings Co., Ltd.                62,000    103,359       0.0%
    DC Co., Ltd.                               3,800     14,431       0.0%
    DCM Holdings Co., Ltd.                    29,700    247,686       0.0%
    Dena Co., Ltd.                            23,900    477,427       0.0%
    Denki Kagaku Kogyo K.K.                  164,000    669,643       0.1%
    Denso Corp.                               16,200    804,261       0.1%
    Dentsu, Inc.                               7,700    358,933       0.0%
    Denyo Co., Ltd.                            5,400     81,610       0.0%
    Descente, Ltd.                            11,000    141,220       0.0%
    DIC Corp.                                222,000    671,655       0.1%
    Disco Corp.                                2,700    245,881       0.0%
    DKS Co., Ltd.                             21,000     63,099       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
JAPAN -- (Continued)
    DMG Mori Seiki Co., Ltd.                    23,000 $375,108       0.0%
    Don Quijote Holdings Co., Ltd.               3,200  244,142       0.0%
    Doshisha Co., Ltd.                           6,000   90,009       0.0%
    Doutor Nichires Holdings Co., Ltd.           9,300  175,659       0.0%
    Dowa Holdings Co., Ltd.                     56,000  502,547       0.0%
    Dr Ci:Labo Co., Ltd.                         2,400   90,294       0.0%
    DTS Corp.                                    5,100  103,799       0.0%
    Dunlop Sports Co., Ltd.                      3,300   34,245       0.0%
    Eagle Industry Co., Ltd.                     8,000  161,556       0.0%
    East Japan Railway Co.                       8,700  768,967       0.1%
    Ebara Corp.                                110,000  489,010       0.0%
    Ebara Jitsugyo Co., Ltd.                       900   10,989       0.0%
#   EDION Corp.                                 31,600  230,644       0.0%
#   Ehime Bank, Ltd. (The)                      36,000   76,215       0.0%
    Eidai Co., Ltd.                              7,000   26,564       0.0%
    Eighteenth Bank, Ltd. (The)                 56,000  183,313       0.0%
    Eiken Chemical Co., Ltd.                     6,200  122,822       0.0%
    Eisai Co., Ltd.                              4,200  279,961       0.0%
    Eizo Corp.                                   5,800  128,657       0.0%
    Elecom Co., Ltd.                             3,700   83,318       0.0%
    Electric Power Development Co., Ltd.         5,400  181,274       0.0%
    Elematec Corp.                               1,652   41,746       0.0%
    Emori Group Holdings Co., Ltd.               2,500   10,406       0.0%
    en-japan, Inc.                               2,800   41,598       0.0%
    Endo Lighting Corp.                          3,500   41,351       0.0%
    Enplas Corp.                                 3,500  140,857       0.0%
*   Enshu, Ltd.                                  3,000    2,871       0.0%
    EPS Holdings, Inc.                           3,600   41,925       0.0%
#   Excel Co., Ltd.                              5,400   61,665       0.0%
    Exedy Corp.                                 11,600  284,890       0.0%
    Ezaki Glico Co., Ltd.                        9,500  395,635       0.0%
    F T Communications Co., Ltd.                 1,000   17,214       0.0%
#   F-Tech, Inc.                                 1,300   13,387       0.0%
    F@N Communications, Inc.                     4,600   38,261       0.0%
    Faith, Inc.                                    360    5,115       0.0%
    FALCO HOLDINGS Co., Ltd.                       500    5,708       0.0%
    FamilyMart Co., Ltd.                         4,200  180,865       0.0%
    Fancl Corp.                                 11,500  149,524       0.0%
    FANUC Corp.                                  2,000  439,925       0.0%
    Fast Retailing Co., Ltd.                     1,500  590,820       0.1%
    FCC Co., Ltd.                               11,500  186,581       0.0%
#*  FDK Corp.                                   21,000   26,804       0.0%
    Feed One Holdings Co., Ltd.                 37,880   36,779       0.0%
    Ferrotec Corp.                              13,000   75,524       0.0%
    FIDEA Holdings Co., Ltd.                    43,800   87,184       0.0%
    Fields Corp.                                 6,700  106,862       0.0%
    Financial Products Group Co., Ltd.           8,400   86,765       0.0%
#   FINDEX, Inc.                                   900   11,810       0.0%
    Foster Electric Co., Ltd.                    6,700  173,380       0.0%
    FP Corp.                                     6,400  229,613       0.0%
    France Bed Holdings Co., Ltd.               27,000   40,398       0.0%
#   Fudo Tetra Corp.                            19,500   36,867       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Fuji Co., Ltd.                             4,100 $   73,347       0.0%
    Fuji Corp., Ltd.                          11,200     62,128       0.0%
    Fuji Electric Co., Ltd.                  141,000    664,942       0.1%
    Fuji Furukawa Engineering &
      Construction Co., Ltd.                   1,000      2,710       0.0%
    Fuji Heavy Industries, Ltd.               20,900    698,896       0.1%
    Fuji Kiko Co., Ltd.                        4,000     20,646       0.0%
    Fuji Kyuko Co., Ltd.                       9,000     84,496       0.0%
    Fuji Media Holdings, Inc.                 10,100    141,397       0.0%
*   Fuji Oil Co., Ltd.(6581361)               22,500     78,782       0.0%
    Fuji Oil Co., Ltd.(6356848)               16,300    237,002       0.0%
    Fuji Pharma Co., Ltd.                      3,100     57,450       0.0%
    Fuji Seal International, Inc.              7,000    210,007       0.0%
    Fuji Soft, Inc.                            7,200    146,384       0.0%
    Fujibo Holdings, Inc.                     38,000     94,712       0.0%
    Fujicco Co., Ltd.                          6,000    101,317       0.0%
    FUJIFILM Holdings Corp.                   28,600  1,077,277       0.1%
    Fujikura Kasei Co., Ltd.                   5,300     24,693       0.0%
    Fujikura Rubber, Ltd.                      7,500     46,012       0.0%
    Fujikura, Ltd.                           114,000    542,965       0.0%
    Fujimi, Inc.                               4,600     77,789       0.0%
    Fujimori Kogyo Co., Ltd.                   4,500    141,557       0.0%
*   Fujisash Co., Ltd.                        19,900     24,823       0.0%
    Fujishoji Co., Ltd.                        1,500     19,303       0.0%
    Fujita Kanko, Inc.                        11,000     43,534       0.0%
    Fujitec Co., Ltd.                         17,000    184,846       0.0%
    Fujitsu Frontech, Ltd.                     5,600     69,393       0.0%
    Fujitsu General, Ltd.                     18,000    259,252       0.0%
    Fujitsu, Ltd.                            186,500  1,236,188       0.1%
    FuKoKu Co., Ltd.                           1,400     13,530       0.0%
    Fukuda Corp.                              10,000     64,419       0.0%
    Fukui Bank, Ltd. (The)                    79,000    177,689       0.0%
    Fukuoka Financial Group, Inc.             99,400    571,077       0.1%
    Fukushima Bank, Ltd. (The)               120,000     94,131       0.0%
    Fukushima Industries Corp.                 5,200     87,349       0.0%
#   Fukuyama Transporting Co., Ltd.           48,000    271,986       0.0%
    Funai Soken Holdings, Inc.                 3,700     37,350       0.0%
    Furukawa Battery Co., Ltd. (The)           3,000     22,080       0.0%
    Furukawa Co., Ltd.                        73,000    126,669       0.0%
    Furukawa Electric Co., Ltd.              257,000    471,054       0.0%
    Furuno Electric Co., Ltd.                 10,100     81,960       0.0%
    Furusato Industries, Ltd.                    700     10,632       0.0%
    Furuya Metal Co., Ltd.                       100      2,276       0.0%
    Fuso Pharmaceutical Industries, Ltd.      14,000     36,451       0.0%
*   Futaba Industrial Co., Ltd.               14,300     71,856       0.0%
    Future Architect, Inc.                     8,300     50,131       0.0%
    Fuyo General Lease Co., Ltd.               3,100    126,803       0.0%
    G-Tekt Corp.                               7,800     75,028       0.0%
    Gakken Holdings Co., Ltd.                 21,000     44,372       0.0%
    GCA Savvian Corp.                          5,700     60,880       0.0%
    Gecoss Corp.                               3,400     41,681       0.0%
    Geo Holdings Corp.                        12,700    137,943       0.0%
    GLOBERIDE, Inc.                           28,000     46,162       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Glory, Ltd.                               15,800 $  437,302       0.0%
    GMO internet, Inc.                        16,400    206,167       0.0%
    GMO Payment Gateway, Inc.                  3,800     97,610       0.0%
    Godo Steel, Ltd.                          57,000     92,286       0.0%
    Goldcrest Co., Ltd.                        6,610    129,914       0.0%
    Goldwin, Inc.                             13,000     91,775       0.0%
*   Gourmet Kineya Co., Ltd.                   3,000     23,872       0.0%
#   Gree, Inc.                                28,600    184,655       0.0%
    GS Yuasa Corp.                           108,000    507,737       0.0%
#   GSI Creos Corp.                           29,000     33,130       0.0%
    Gulliver International Co., Ltd.          13,700    107,164       0.0%
    Gun-Ei Chemical Industry Co., Ltd.         5,000     14,143       0.0%
#   GungHo Online Entertainment, Inc.         24,900    102,218       0.0%
    Gunma Bank, Ltd. (The)                    94,000    665,639       0.1%
    Gunze, Ltd.                               58,000    155,947       0.0%
    Gurunavi, Inc.                             5,600    103,638       0.0%
    H-One Co., Ltd.                            3,700     22,769       0.0%
    H2O Retailing Corp.                       23,225    417,881       0.0%
    Hachijuni Bank, Ltd. (The)                98,000    763,981       0.1%
    Hagihara Industries, Inc.                    200      3,411       0.0%
    Hakudo Co., Ltd.                           2,800     31,289       0.0%
    Hakuhodo DY Holdings, Inc.                42,700    456,961       0.0%
    Hakuto Co., Ltd.                           5,400     65,617       0.0%
    Hamakyorex Co., Ltd.                       2,700    100,646       0.0%
    Hamamatsu Photonics K.K.                  11,000    320,853       0.0%
    Hankyu Hanshin Holdings, Inc.            189,000  1,140,818       0.1%
    Hanwa Co., Ltd.                           68,000    281,117       0.0%
    Happinet Corp.                             5,000     57,648       0.0%
    Hard Off Corp. Co., Ltd.                     700      6,946       0.0%
    Harima Chemicals Group, Inc.                 700      2,808       0.0%
    Harmonic Drive Systems, Inc.               3,100     65,471       0.0%
    Haseko Corp.                              34,200    337,701       0.0%
    Hazama Ando Corp.                         56,620    321,262       0.0%
    Heiwa Corp.                               11,900    248,109       0.0%
    Heiwa Real Estate Co., Ltd.               12,600    171,004       0.0%
    Heiwado Co., Ltd.                          9,300    223,334       0.0%
    HI-LEX Corp.                               1,500     48,008       0.0%
    Hiday Hidaka Corp.                         4,147    100,812       0.0%
    Higashi Nihon House Co., Ltd.             17,500     81,633       0.0%
    Higashi-Nippon Bank, Ltd. (The)           51,000    180,308       0.0%
    Higo Bank, Ltd. (The)                     38,000    244,237       0.0%
    Hikari Tsushin, Inc.                       4,000    266,970       0.0%
    Hino Motors, Ltd.                         18,000    234,824       0.0%
    Hioki EE Corp.                             2,200     43,448       0.0%
    Hiramatsu, Inc.                              900      4,758       0.0%
    Hiroshima Bank, Ltd. (The)               130,000    759,307       0.1%
    HIS Co., Ltd.                              4,800    159,996       0.0%
    Hisamitsu Pharmaceutical Co., Inc.         4,500    193,923       0.0%
    Hitachi Capital Corp.                     18,000    407,792       0.0%
    Hitachi Chemical Co., Ltd.                20,900    404,539       0.0%
    Hitachi Construction Machinery Co., Ltd.  18,400    326,667       0.0%
    Hitachi High-Technologies Corp.           12,800    370,939       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Hitachi Koki Co., Ltd.                    22,800 $  187,514       0.0%
    Hitachi Kokusai Electric, Inc.            23,000    318,568       0.0%
    Hitachi Metals, Ltd.                      22,010    344,219       0.0%
    Hitachi Transport System, Ltd.            13,800    222,557       0.0%
    Hitachi Zosen Corp.                       45,000    248,081       0.0%
    Hitachi, Ltd.                            465,000  3,172,650       0.2%
    Hitachi, Ltd. ADR                         10,080    684,432       0.1%
    Hochiki Corp.                              8,900     62,728       0.0%
    Hodogaya Chemical Co., Ltd.                8,000     13,367       0.0%
    Hogy Medical Co., Ltd.                     2,700    129,993       0.0%
*   Hokkaido Electric Power Co., Inc.         22,700    209,353       0.0%
#   Hokkaido Gas Co., Ltd.                     7,000     16,519       0.0%
    Hokkan Holdings, Ltd.                     15,000     34,987       0.0%
    Hokko Chemical Industry Co., Ltd.          7,000     25,648       0.0%
    Hokkoku Bank, Ltd. (The)                 101,000    365,849       0.0%
    Hokuetsu Bank, Ltd. (The)                 78,000    156,672       0.0%
    Hokuetsu Industries Co., Ltd.              7,000     56,313       0.0%
    Hokuetsu Kishu Paper Co., Ltd.            52,100    283,403       0.0%
    Hokuhoku Financial Group, Inc.           276,000    660,035       0.1%
    Hokuriku Electric Industry Co., Ltd.      15,000     23,638       0.0%
    Hokuriku Electric Power Co.               21,200    313,414       0.0%
    Hokuto Corp.                               5,300     95,185       0.0%
    Honda Motor Co., Ltd.                    126,500  4,240,958       0.2%
    Honda Motor Co., Ltd. Sponsored ADR       37,467  1,256,269       0.1%
    Honeys Co., Ltd.                           6,570     59,305       0.0%
    Hoosiers Holdings                         11,900     57,280       0.0%
    Horiba, Ltd.                               9,500    356,737       0.0%
    Hoshizaki Electric Co., Ltd.               4,100    241,211       0.0%
    Hosokawa Micron Corp.                     12,000     62,478       0.0%
    House Foods Group, Inc.                   17,300    353,286       0.0%
    Howa Machinery, Ltd.                       4,600     28,390       0.0%
    Hoya Corp.                                16,300    628,216       0.1%
    Hyakugo Bank, Ltd. (The)                  85,000    417,854       0.0%
    Hyakujushi Bank, Ltd. (The)               78,000    267,755       0.0%
    Ibiden Co., Ltd.                          37,500    655,861       0.1%
    IBJ Leasing Co., Ltd.                      3,700     82,737       0.0%
    Ichibanya Co., Ltd.                        1,600     71,883       0.0%
    Ichiken Co., Ltd.                          2,000      5,195       0.0%
    Ichikoh Industries, Ltd.                   6,000     13,679       0.0%
    ICHINEN HOLDINGS Co., Ltd.                 5,400     48,472       0.0%
    Ichiyoshi Securities Co., Ltd.            10,400    111,657       0.0%
    Idec Corp.                                 6,400     57,920       0.0%
    Idemitsu Kosan Co., Ltd.                  28,400    550,159       0.0%
    Ihara Chemical Industry Co., Ltd.         11,000    143,476       0.0%
    IHI Corp.                                115,000    527,232       0.0%
    Iida Group Holdings Co., Ltd.             20,916    280,731       0.0%
    Iino Kaiun Kaisha, Ltd.                   24,200    127,291       0.0%
*   IJT Technology Holdings Co., Ltd.          3,000     13,453       0.0%
    Ikyu Corp.                                 3,700     72,203       0.0%
    Imasen Electric Industrial                 6,800     84,284       0.0%
    Imperial Hotel, Ltd.                       1,100     24,299       0.0%
    Inaba Denki Sangyo Co., Ltd.               6,400    231,405       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Inabata & Co., Ltd.                       16,000 $  168,318       0.0%
    Inageya Co., Ltd.                          5,200     58,390       0.0%
    Ines Corp.                                 8,100     76,848       0.0%
    Infocom Corp.                              4,900     41,565       0.0%
    Information Services
      International-Dentsu, Ltd.               3,600     37,172       0.0%
    Innotech Corp.                             9,600     39,755       0.0%
    Intage Holdings, Inc.                      3,800     67,411       0.0%
    Internet Initiative Japan, Inc.            9,300    157,247       0.0%
    Inui Global Logistics Co., Ltd.            1,800     15,074       0.0%
    Iriso Electronics Co., Ltd.                1,200     83,279       0.0%
    Ise Chemical Corp.                         3,000     18,123       0.0%
    Iseki & Co., Ltd.                         76,000    157,169       0.0%
    Isetan Mitsukoshi Holdings, Ltd.          44,000    711,909       0.1%
*   Ishihara Sangyo Kaisha, Ltd.             139,000    137,939       0.0%
    Isuzu Motors, Ltd.                        45,500    603,048       0.1%
    IT Holdings Corp.                         25,500    502,144       0.0%
    Ito En, Ltd.                               5,200    108,048       0.0%
    ITOCHU Corp.                              85,300  1,050,305       0.1%
    Itochu Enex Co., Ltd.                     15,700    141,775       0.0%
    Itochu Techno-Solutions Corp.             11,200    255,068       0.0%
    Itochu-Shokuhin Co., Ltd.                  1,400     49,306       0.0%
    Itoham Foods, Inc.                        44,000    237,687       0.0%
    Itoki Corp.                               15,800     93,613       0.0%
    IwaiCosmo Holdings, Inc.                   4,100     54,993       0.0%
    Iwasaki Electric Co., Ltd.                37,000     85,433       0.0%
    Iwatani Corp.                             65,000    439,625       0.0%
    Iyo Bank, Ltd. (The)                      62,443    777,851       0.1%
    Izumi Co., Ltd.                            6,200    245,558       0.0%
*   Izutsuya Co., Ltd.                         9,000      4,816       0.0%
    J Front Retailing Co., Ltd.               48,600    809,856       0.1%
    J-Oil Mills, Inc.                         38,000    128,481       0.0%
    Jalux, Inc.                                  800     16,396       0.0%
    Jamco Corp.                                2,000     57,133       0.0%
#*  Janome Sewing Machine Co., Ltd.           51,000     60,617       0.0%
    Japan Airport Terminal Co., Ltd.           8,700    489,766       0.0%
    Japan Aviation Electronics Industry,
      Ltd.                                    18,000    432,393       0.0%
#*  Japan Communications, Inc.                18,400     67,499       0.0%
    Japan Drilling Co., Ltd.                   2,000     67,173       0.0%
    Japan Exchange Group, Inc.                15,900    459,385       0.0%
    Japan Pulp & Paper Co., Ltd.              19,000     52,126       0.0%
    Japan Radio Co., Ltd.                     23,000     86,561       0.0%
    Japan Steel Works, Ltd. (The)             90,000    415,341       0.0%
    Japan Tobacco, Inc.                       30,000  1,047,626       0.1%
    Japan Transcity Corp.                     15,000     48,560       0.0%
    Japan Vilene Co., Ltd.                    10,000     50,246       0.0%
    Japan Wool Textile Co., Ltd. (The)        20,000    150,339       0.0%
    JBCC Holdings, Inc.                        2,800     19,221       0.0%
    JCU Corp.                                  1,100     45,915       0.0%
    Jeol, Ltd.                                33,000    167,044       0.0%
    JFE Holdings, Inc.                        39,632    894,686       0.1%
    JGC Corp.                                 26,000    541,082       0.0%
    Jin Co., Ltd.                              3,200    123,114       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    JK Holdings Co., Ltd.                        700 $    3,496       0.0%
    JMS Co., Ltd.                              5,000     12,374       0.0%
    Joban Kosan Co., Ltd.                      9,000     11,567       0.0%
    Joshin Denki Co., Ltd.                    11,000     88,245       0.0%
    Jowa Holdings Co., Ltd.                    3,800    154,065       0.0%
    Joyo Bank, Ltd. (The)                     79,000    432,125       0.0%
#   JP-Holdings, Inc.                          7,700     22,055       0.0%
    JSP Corp.                                  4,400     83,354       0.0%
    JSR Corp.                                 18,500    315,563       0.0%
    JTEKT Corp.                               35,700    608,031       0.1%
    Juki Corp.                                31,000     91,686       0.0%
    Juroku Bank, Ltd. (The)                  113,000    449,867       0.0%
*   Justsystems Corp.                          8,400     52,994       0.0%
    JVC Kenwood Corp.                         47,000    142,760       0.0%
    JX Holdings, Inc.                        255,668  1,113,353       0.1%
    K&O Energy Group, Inc.                     3,000     37,613       0.0%
#   K's Holdings Corp.                        11,780    393,331       0.0%
    kabu.com Securities Co., Ltd.             26,000    189,755       0.0%
*   Kadokawa Dwango                           13,043    205,304       0.0%
    Kaga Electronics Co., Ltd.                 5,000     60,416       0.0%
    Kagome Co., Ltd.                          13,000    203,875       0.0%
    Kagoshima Bank, Ltd. (The)                55,000    395,889       0.0%
    Kajima Corp.                              86,000    410,807       0.0%
    Kakaku.com, Inc.                          17,700    274,491       0.0%
    Kaken Pharmaceutical Co., Ltd.            12,000    428,830       0.0%
    Kakiyasu Honten Co., Ltd.                  1,200     18,704       0.0%
    Kameda Seika Co., Ltd.                     2,500    101,817       0.0%
    Kamei Corp.                                7,000     51,314       0.0%
    Kamigumi Co., Ltd.                        56,000    560,681       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.              7,000     33,521       0.0%
    Kanamoto Co., Ltd.                        10,000    292,488       0.0%
    Kandenko Co., Ltd.                        37,000    234,742       0.0%
    Kaneka Corp.                              74,000    515,920       0.0%
    Kanematsu Corp.                          138,000    216,836       0.0%
*   Kansai Electric Power Co., Inc. (The)     35,700    358,781       0.0%
    Kansai Paint Co., Ltd.                    27,000    481,288       0.0%
    Kansai Urban Banking Corp.                11,500    125,751       0.0%
    Kanto Denka Kogyo Co., Ltd.               12,000     74,800       0.0%
    Kao Corp.                                 13,800    660,868       0.1%
*   Kappa Create Holdings Co., Ltd.            2,900     26,885       0.0%
    Kasai Kogyo Co., Ltd.                      7,000     59,819       0.0%
    Katakura Industries Co., Ltd.              8,100     87,374       0.0%
    Kato Sangyo Co., Ltd.                      8,100    171,447       0.0%
    Kato Works Co., Ltd.                      21,000    134,505       0.0%
    KAWADA TECHNOLOGIES, Inc.                  2,400     74,887       0.0%
    Kawai Musical Instruments Manufacturing
      Co., Ltd.                                2,100     44,758       0.0%
    Kawasaki Heavy Industries, Ltd.          150,000    773,078       0.1%
    Kawasaki Kisen Kaisha, Ltd.              245,000    632,863       0.1%
    Kawasumi Laboratories, Inc.                1,000      7,644       0.0%
    KDDI Corp.                                65,400  1,547,517       0.1%
    Keihan Electric Railway Co., Ltd.        126,000    730,781       0.1%
    Keihanshin Building Co., Ltd.             12,700     74,997       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Keihin Co., Ltd.                           5,000 $    8,090       0.0%
    Keihin Corp.                              15,900    260,436       0.0%
    Keikyu Corp.                              23,000    182,832       0.0%
    Keio Corp.                                30,000    231,708       0.0%
    Keisei Electric Railway Co., Ltd.         32,000    379,316       0.0%
    Keiyo Bank, Ltd. (The)                    91,000    538,662       0.0%
    Keiyo Co., Ltd.                            3,500     16,329       0.0%
    Kewpie Corp.                              17,800    434,294       0.0%
    KEY Coffee, Inc.                           5,200     78,593       0.0%
    Keyence Corp.                                452    241,300       0.0%
*   KI Holdings Co., Ltd.                      2,000      9,865       0.0%
    Kikkoman Corp.                            13,000    370,745       0.0%
    Kimoto Co., Ltd.                           9,200     22,682       0.0%
    Kinden Corp.                              23,000    323,051       0.0%
*   Kintetsu Department Store Co., Ltd.        3,000      8,217       0.0%
    Kintetsu Group Holdings Co., Ltd.         86,000    304,585       0.0%
    Kintetsu World Express, Inc.               3,500    161,219       0.0%
    Kinugawa Rubber Industrial Co., Ltd.      17,000     78,177       0.0%
    Kirin Holdings Co., Ltd.                  83,740  1,108,400       0.1%
    Kita-Nippon Bank, Ltd. (The)               2,100     57,587       0.0%
    Kitagawa Iron Works Co., Ltd.             44,000     92,744       0.0%
    Kitano Construction Corp.                 11,000     32,989       0.0%
    Kito Corp.                                 5,400     52,565       0.0%
    Kitz Corp.                                33,900    171,924       0.0%
    Kiyo Bank, Ltd. (The)                     15,700    225,129       0.0%
#*  KLab, Inc.                                 4,100     49,039       0.0%
*   KNT-CT Holdings Co., Ltd.                 29,000     40,948       0.0%
    Koa Corp.                                 12,000    122,921       0.0%
    Koatsu Gas Kogyo Co., Ltd.                 8,000     41,644       0.0%
    Kobayashi Pharmaceutical Co., Ltd.         2,600    182,179       0.0%
    Kobe Bussan Co., Ltd.                        400     17,020       0.0%
    Kobe Steel, Ltd.                         876,000  1,592,208       0.1%
    Kohnan Shoji Co., Ltd.                    11,700    130,500       0.0%
    Kohsoku Corp.                              2,200     16,595       0.0%
    Koito Manufacturing Co., Ltd.             19,000    664,854       0.1%
    Kojima Co., Ltd.                           8,800     23,931       0.0%
    Kokusai Co., Ltd.                            800     12,524       0.0%
    Kokuyo Co., Ltd.                          28,300    258,510       0.0%
    KOMAIHALTEC, Inc.                         12,000     25,392       0.0%
    Komatsu Seiren Co., Ltd.                   4,000     18,088       0.0%
    Komatsu, Ltd.                             58,600  1,178,980       0.1%
    Komeri Co., Ltd.                           9,700    218,294       0.0%
    Konaka Co., Ltd.                           9,700     58,263       0.0%
    Konami Corp.                              18,500    339,514       0.0%
    Kondotec, Inc.                             4,500     29,200       0.0%
    Konica Minolta, Inc.                      82,100    906,556       0.1%
    Konishi Co., Ltd.                          6,200    108,700       0.0%
    Konoike Transport Co., Ltd.                3,300     35,286       0.0%
    Kose Corp.                                 7,000    456,490       0.0%
    Kosei Securities Co., Ltd. (The)           9,000     18,013       0.0%
    Koshidaka Holdings Co., Ltd.               2,200     45,541       0.0%
    Kotobuki Spirits Co., Ltd.                   500     10,584       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
JAPAN -- (Continued)
    Krosaki Harima Corp.                        29,000 $ 61,725       0.0%
    KRS Corp.                                      600    8,544       0.0%
    Kubota Corp.                                19,000  297,369       0.0%
    Kubota Corp. Sponsored ADR                   4,000  311,400       0.0%
    Kumagai Gumi Co., Ltd.                      51,000  162,913       0.0%
    Kumiai Chemical Industry Co., Ltd.          14,000  123,626       0.0%
#   Kura Corp.                                   4,200  161,978       0.0%
    Kurabo Industries, Ltd.                     74,000  129,677       0.0%
    Kuraray Co., Ltd.                           31,900  431,375       0.0%
#   Kureha Corp.                                49,000  224,254       0.0%
    Kurimoto, Ltd.                              50,000   96,035       0.0%
    Kurita Water Industries, Ltd.               22,000  571,657       0.1%
    Kuroda Electric Co., Ltd.                    9,700  174,375       0.0%
    Kusuri No Aoki Co., Ltd.                     1,800  132,550       0.0%
    KYB Co., Ltd.                               74,000  280,970       0.0%
    Kyocera Corp.                                5,932  309,659       0.0%
    Kyocera Corp. Sponsored ADR                 10,644  553,062       0.0%
    Kyodo Printing Co., Ltd.                    22,000   68,302       0.0%
    Kyoei Steel, Ltd.                            6,600  108,109       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.            11,000  122,360       0.0%
    Kyokuto Securities Co., Ltd.                 6,600   98,652       0.0%
    Kyokuyo Co., Ltd.                           24,000   55,367       0.0%
    KYORIN Holdings, Inc.                       11,400  262,220       0.0%
    Kyoritsu Maintenance Co., Ltd.               3,960  191,274       0.0%
    Kyoritsu Printing Co., Ltd.                  3,500    8,615       0.0%
    Kyosan Electric Manufacturing Co., Ltd.     12,000   37,922       0.0%
#   Kyoto Kimono Yuzen Co., Ltd.                 5,000   42,994       0.0%
    Kyowa Exeo Corp.                            22,200  258,996       0.0%
    Kyowa Hakko Kirin Co., Ltd.                 24,000  351,330       0.0%
    Kyudenko Corp.                              15,000  199,454       0.0%
*   Kyushu Electric Power Co., Inc.             19,000  202,638       0.0%
    Lasertec Corp.                               4,200   58,637       0.0%
    Lawson, Inc.                                 3,500  251,685       0.0%
    LEC, Inc.                                    1,400   17,103       0.0%
*   Leopalace21 Corp.                           71,100  410,066       0.0%
    Life Corp.                                   7,400  129,037       0.0%
    Lintec Corp.                                13,800  338,509       0.0%
    Lion Corp.                                  36,000  220,647       0.0%
    LIXIL Group Corp.                           30,200  629,475       0.1%
    Look, Inc.                                   8,000   15,479       0.0%
    M3, Inc.                                     8,600  162,501       0.0%
*   Macnica Fuji Electronics Holdings, Inc.     12,250  150,919       0.0%
    Maeda Corp.                                 29,000  210,971       0.0%
    Maeda Kosen Co., Ltd.                        4,900   45,943       0.0%
    Maeda Road Construction Co., Ltd.           18,000  296,651       0.0%
    Maezawa Kyuso Industries Co., Ltd.           2,600   32,963       0.0%
    Makino Milling Machine Co., Ltd.            33,000  301,410       0.0%
    Makita Corp.                                 7,500  374,282       0.0%
    Makita Corp. Sponsored ADR                   5,012  251,602       0.0%
    Mamiya-Op Co., Ltd.                          8,000   14,214       0.0%
    Mandom Corp.                                 3,000  115,632       0.0%
    Mani, Inc.                                     800   53,546       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Mars Engineering Corp.                     2,700 $   47,807       0.0%
    Marubeni Corp.                           129,700    803,109       0.1%
    Marudai Food Co., Ltd.                    38,000    136,781       0.0%
*   Maruei Department Store Co., Ltd.          5,000      5,630       0.0%
    Marufuji Sheet Piling Co., Ltd.            3,000      8,661       0.0%
    Maruha Nichiro Corp.                       8,500    117,990       0.0%
    Marui Group Co., Ltd.                     57,400    626,613       0.1%
    Maruka Machinery Co., Ltd.                 2,500     43,183       0.0%
    Marusan Securities Co., Ltd.              17,800    177,816       0.0%
    Maruwa Co., Ltd.                           3,400     77,039       0.0%
    Maruyama Manufacturing Co., Inc.          14,000     27,669       0.0%
*   Maruzen CHI Holdings Co., Ltd.             3,700     11,487       0.0%
    Maruzen Showa Unyu Co., Ltd.              13,000     44,702       0.0%
    Marvelous, Inc.                            3,000     39,927       0.0%
    Matsuda Sangyo Co., Ltd.                   5,700     73,216       0.0%
    Matsui Construction Co., Ltd.              5,000     28,104       0.0%
    Matsui Securities Co., Ltd.                8,000     74,330       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.        9,800    356,828       0.0%
    Matsuya Co., Ltd.                          2,000     30,139       0.0%
    Matsuya Foods Co., Ltd.                    3,000     59,691       0.0%
    Max Co., Ltd.                              8,000     90,374       0.0%
    Maxvalu Tokai Co., Ltd.                    1,600     23,018       0.0%
    Mazda Motor Corp.                         51,800  1,015,383       0.1%
#   McDonald's Holdings Co. Japan, Ltd.        4,000     86,843       0.0%
    MEC Co., Ltd.                              6,900     47,444       0.0%
    Medipal Holdings Corp.                    33,200    452,931       0.0%
*   Megachips Corp.                            8,700    102,560       0.0%
    Megmilk Snow Brand Co., Ltd.              15,400    184,665       0.0%
    Meidensha Corp.                           71,000    235,423       0.0%
    MEIJI Holdings Co., Ltd.                   8,887  1,020,943       0.1%
    Meiko Network Japan Co., Ltd.              2,000     24,725       0.0%
    Meisei Industrial Co., Ltd.               10,000     54,640       0.0%
    Meitec Corp.                               3,700    119,151       0.0%
    Meiwa Corp.                                3,900     14,113       0.0%
    Meiwa Estate Co., Ltd.                     2,200      8,821       0.0%
    Melco Holdings, Inc.                       1,800     37,135       0.0%
    Message Co., Ltd.                          3,000     93,007       0.0%
    Michinoku Bank, Ltd. (The)                63,000    112,470       0.0%
    Micronics Japan Co., Ltd.                  2,200     67,295       0.0%
    Mie Bank, Ltd. (The)                      22,000     50,787       0.0%
    Mikuni Corp.                               7,500     39,231       0.0%
    Milbon Co., Ltd.                           1,696     53,800       0.0%
    Mimasu Semiconductor Industry Co., Ltd.    7,700     88,231       0.0%
    Minato Bank, Ltd. (The)                   61,000    150,107       0.0%
    Minebea Co., Ltd.                         70,000  1,073,319       0.1%
    Ministop Co., Ltd.                         6,400     94,894       0.0%
    Miraca Holdings, Inc.                     10,700    538,311       0.0%
    Mirait Holdings Corp.                     21,780    246,129       0.0%
    Miroku Jyoho Service Co., Ltd.               600      3,400       0.0%
    Misawa Homes Co., Ltd.                    10,500     92,758       0.0%
    MISUMI Group, Inc.                         6,500    243,933       0.0%
    Mitani Corp.                               3,700     79,771       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
JAPAN -- (Continued)
    Mitani Sekisan Co., Ltd.                   1,200 $   18,348       0.0%
    Mito Securities Co., Ltd.                 23,400     87,829       0.0%
    Mitsuba Corp.                             12,500    263,461       0.0%
    Mitsubishi Chemical Holdings Corp.       373,000  2,322,384       0.1%
    Mitsubishi Corp.                          95,100  2,051,944       0.1%
    Mitsubishi Electric Corp.                 66,000    861,940       0.1%
    Mitsubishi Estate Co., Ltd.               15,000    353,059       0.0%
    Mitsubishi Gas Chemical Co., Inc.         99,000    553,190       0.0%
    Mitsubishi Heavy Industries, Ltd.        297,500  1,648,364       0.1%
    Mitsubishi Logistics Corp.                34,000    525,937       0.0%
    Mitsubishi Materials Corp.               250,000    899,994       0.1%
    Mitsubishi Motors Corp.                  101,500    933,919       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.      7,000     39,578       0.0%
*   Mitsubishi Paper Mills, Ltd.             113,000     86,725       0.0%
    Mitsubishi Pencil Co., Ltd.                3,400    128,552       0.0%
    Mitsubishi Research Institute, Inc.        2,200     50,360       0.0%
    Mitsubishi Shokuhin Co., Ltd.              2,800     59,156       0.0%
    Mitsubishi Steel Manufacturing Co.,
      Ltd.                                    58,000    131,405       0.0%
    Mitsubishi Tanabe Pharma Corp.            26,500    450,900       0.0%
    Mitsubishi UFJ Financial Group, Inc.     615,500  4,372,727       0.2%
    Mitsubishi UFJ Financial Group, Inc.
      ADR                                    398,245  2,827,540       0.1%
    Mitsuboshi Belting Co., Ltd.              12,000     96,224       0.0%
    Mitsui & Co., Ltd.                        84,300  1,179,030       0.1%
    Mitsui & Co., Ltd. Sponsored ADR           1,892    535,077       0.0%
    Mitsui Chemicals, Inc.                   215,000    710,788       0.1%
#   Mitsui Engineering & Shipbuilding
      Co., Ltd.                              263,000    472,268       0.0%
    Mitsui Fudosan Co., Ltd.                  15,000    444,664       0.0%
    Mitsui High-Tec, Inc.                      8,800     66,213       0.0%
    Mitsui Home Co., Ltd.                      9,000     39,167       0.0%
    Mitsui Matsushima Co., Ltd.               73,000     79,203       0.0%
    Mitsui Mining & Smelting Co., Ltd.       210,000    498,953       0.0%
    Mitsui OSK Lines, Ltd.                   159,000    561,382       0.0%
    Mitsui Sugar Co., Ltd.                    31,000    111,714       0.0%
    Mitsui-Soko Holdings Co., Ltd.            44,000    154,173       0.0%
    Miura Co., Ltd.                           16,800    188,597       0.0%
    Miyaji Engineering Group, Inc.            17,000     28,096       0.0%
    Miyazaki Bank, Ltd. (The)                 56,000    222,636       0.0%
    Miyoshi Oil & Fat Co., Ltd.               18,000     21,629       0.0%
    Mizuho Financial Group, Inc.           1,822,055  3,473,346       0.2%
    Mizuho Financial Group, Inc. ADR           5,047     19,280       0.0%
    Mizuno Corp.                              35,000    182,108       0.0%
    Mochida Pharmaceutical Co., Ltd.           2,700    184,556       0.0%
#   Modec, Inc.                                5,700     94,425       0.0%
    Monex Group, Inc.                         53,400    145,136       0.0%
    Monogatari Corp. (The)                     1,300     43,505       0.0%
    MonotaRO Co., Ltd.                         6,200    213,329       0.0%
    MORESCO Corp.                              1,900     34,213       0.0%
    Morinaga & Co., Ltd.                      49,000    164,275       0.0%
    Morinaga Milk Industry Co., Ltd.          72,000    266,801       0.0%
    Morita Holdings Corp.                      9,000     84,098       0.0%
    Morozoff, Ltd.                             6,000     19,288       0.0%
    Mory Industries, Inc.                      2,000      6,943       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Mr Max Corp.                               8,300 $   19,612       0.0%
    MS&AD Insurance Group Holdings, Inc.      34,813    996,245       0.1%
    MTI, Ltd.                                 14,200    101,442       0.0%
    Murata Manufacturing Co., Ltd.             6,600    930,032       0.1%
    Musashi Seimitsu Industry Co., Ltd.        8,500    179,914       0.0%
    Musashino Bank, Ltd. (The)                 9,700    351,192       0.0%
    Mutoh Holdings Co., Ltd.                   8,000     29,100       0.0%
    Nabtesco Corp.                            11,800    324,547       0.0%
    NAC Co., Ltd.                              6,500     55,093       0.0%
    Nachi-Fujikoshi Corp.                     63,000    368,370       0.0%
    Nagaileben Co., Ltd.                       4,800     86,547       0.0%
#   Nagano Bank, Ltd. (The)                   15,000     25,221       0.0%
    Nagase & Co., Ltd.                        31,300    413,662       0.0%
    Nagatanien Co., Ltd.                       3,000     27,882       0.0%
    Nagoya Railroad Co., Ltd.                 81,000    319,948       0.0%
    Nakabayashi Co., Ltd.                      4,000      7,463       0.0%
    Nakamuraya Co., Ltd.                       8,917     36,348       0.0%
    Nakanishi, Inc.                            1,500     55,582       0.0%
#*  Nakayama Steel Works, Ltd.                33,000     25,872       0.0%
    Nankai Electric Railway Co., Ltd.         60,000    286,828       0.0%
    Nanto Bank, Ltd. (The)                    92,000    332,578       0.0%
    Natori Co., Ltd.                             500      6,240       0.0%
    NDS Co., Ltd.                              9,000     22,626       0.0%
    NEC Capital Solutions, Ltd.                  800     12,429       0.0%
    NEC Corp.                                619,000  2,059,420       0.1%
    NEC Networks & System Integration Corp.    6,100    130,716       0.0%
    NET One Systems Co., Ltd.                 20,800    149,384       0.0%
    Neturen Co., Ltd.                         10,000     74,449       0.0%
#*  New Japan Chemical Co., Ltd.               8,500     16,085       0.0%
    Nexon Co., Ltd.                           16,100    205,357       0.0%
    Next Co., Ltd.                             4,900     47,718       0.0%
    NGK Insulators, Ltd.                      26,000    584,057       0.1%
    NGK Spark Plug Co., Ltd.                  16,000    448,053       0.0%
    NH Foods, Ltd.                            33,000    721,001       0.1%
    NHK Spring Co., Ltd.                      46,700    534,647       0.0%
    Nice Holdings, Inc.                       16,000     25,824       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.        14,600    307,341       0.0%
    Nichia Steel Works, Ltd.                   2,000      5,692       0.0%
    Nichias Corp.                             24,000    144,820       0.0%
    Nichiban Co., Ltd.                         1,000      3,908       0.0%
    Nichicon Corp.                            19,900    183,586       0.0%
    Nichiha Corp.                              9,600    106,497       0.0%
#   Nichii Gakkan Co.                         11,200    103,993       0.0%
    Nichimo Co., Ltd.                          7,000     11,474       0.0%
    Nichirei Corp.                            97,000    512,009       0.0%
    Nichireki Co., Ltd.                        9,000     80,266       0.0%
    Nidec Corp.                                3,618    270,673       0.0%
    Nidec Corp. ADR                            8,634    161,197       0.0%
    Nifco, Inc.                               14,200    502,910       0.0%
    NIFTY Corp.                                1,300     16,558       0.0%
    Nihon Chouzai Co., Ltd.                      130      6,395       0.0%
    Nihon Dempa Kogyo Co., Ltd.                8,500     70,282       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
JAPAN -- (Continued)
    Nihon Eslead Corp.                           2,300 $ 23,035       0.0%
    Nihon Kohden Corp.                          12,400  325,828       0.0%
    Nihon M&A Center, Inc.                       6,100  212,277       0.0%
    Nihon Nohyaku Co., Ltd.                     14,100  148,037       0.0%
    Nihon Parkerizing Co., Ltd.                 18,000  204,639       0.0%
    Nihon Trim Co., Ltd.                         2,500   76,885       0.0%
    Nihon Unisys, Ltd.                          19,700  186,952       0.0%
    Nihon Yamamura Glass Co., Ltd.              19,000   27,978       0.0%
    Nikkiso Co., Ltd.                           18,600  173,992       0.0%
    Nikko Co., Ltd.                              5,000   20,651       0.0%
    Nikon Corp.                                 39,500  561,630       0.0%
    Nippo Corp.                                 17,000  284,309       0.0%
    Nippon Air Conditioning Services Co., Ltd.   1,400    9,552       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.   22,000   36,415       0.0%
    Nippon Carbide Industries Co., Inc.         32,000   62,319       0.0%
    Nippon Carbon Co., Ltd.                     10,000   30,956       0.0%
*   Nippon Chemi-Con Corp.                      58,000  174,888       0.0%
    Nippon Chemiphar Co., Ltd.                   9,000   44,786       0.0%
    Nippon Chutetsukan K.K.                      4,000    7,522       0.0%
    Nippon Coke & Engineering Co., Ltd.         81,900   79,801       0.0%
#   Nippon Concrete Industries Co., Ltd.        17,000   68,853       0.0%
    Nippon Denko Co., Ltd.                      47,865  117,287       0.0%
    Nippon Densetsu Kogyo Co., Ltd.             12,400  208,225       0.0%
    Nippon Electric Glass Co., Ltd.            103,000  585,727       0.1%
    Nippon Express Co., Ltd.                   114,000  654,411       0.1%
    Nippon Fine Chemical Co., Ltd.               1,900   15,398       0.0%
    Nippon Flour Mills Co., Ltd.                43,000  212,172       0.0%
    Nippon Gas Co., Ltd.                         7,500  187,036       0.0%
    Nippon Hume Corp.                            8,700   59,850       0.0%
    Nippon Kanzai Co., Ltd.                      2,200   52,823       0.0%
    Nippon Kayaku Co., Ltd.                     33,000  398,920       0.0%
*   Nippon Kinzoku Co., Ltd.                    14,000   16,825       0.0%
    Nippon Kodoshi Corp.                         2,600   29,374       0.0%
    Nippon Koei Co., Ltd.                       26,000  109,304       0.0%
    Nippon Konpo Unyu Soko Co., Ltd.            20,900  368,283       0.0%
    Nippon Koshuha Steel Co., Ltd.              20,000   19,690       0.0%
    Nippon Light Metal Holdings Co., Ltd.      185,300  287,057       0.0%
    Nippon Paint Holdings Co., Ltd.             11,000  368,475       0.0%
    Nippon Paper Industries Co., Ltd.           30,000  523,142       0.0%
    Nippon Parking Development Co., Ltd.        12,100   18,268       0.0%
    Nippon Pillar Packing Co., Ltd.              9,000   79,728       0.0%
    Nippon Piston Ring Co., Ltd.                37,000   75,646       0.0%
    Nippon Road Co., Ltd. (The)                 23,000  124,097       0.0%
    Nippon Seisen Co., Ltd.                      4,000   20,691       0.0%
#   Nippon Sharyo, Ltd.                         16,000   46,130       0.0%
*   Nippon Sheet Glass Co., Ltd.               302,000  305,933       0.0%
    Nippon Shinyaku Co., Ltd.                   11,000  367,769       0.0%
    Nippon Shokubai Co., Ltd.                   32,000  441,813       0.0%
    Nippon Signal Co., Ltd. (The)               11,500  110,124       0.0%
    Nippon Soda Co., Ltd.                       51,000  318,623       0.0%
    Nippon Steel & Sumikin Bussan Corp.         61,520  209,564       0.0%
    Nippon Steel & Sumikin Texeng Co., Ltd.     19,000  102,558       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Steel & Sumitomo Metal Corp.      770,120 $2,003,249       0.1%
    Nippon Suisan Kaisha, Ltd.                88,600    268,979       0.0%
    Nippon Synthetic Chemical Industry Co.,
      Ltd. (The)                              21,000    146,969       0.0%
    Nippon Telegraph & Telephone Corp.         2,600    175,565       0.0%
    Nippon Telegraph & Telephone Corp. ADR    12,740    429,083       0.0%
    Nippon Thompson Co., Ltd.                 24,000    136,734       0.0%
    Nippon Valqua Industries, Ltd.            16,000     41,530       0.0%
#*  Nippon Yakin Kogyo Co., Ltd.              46,700     93,227       0.0%
    Nippon Yusen K.K.                        248,000    779,589       0.1%
    Nipro Corp.                               45,100    432,795       0.0%
    Nishi-Nippon City Bank, Ltd. (The)       160,000    509,831       0.0%
    Nishi-Nippon Railroad Co., Ltd.           63,000    276,261       0.0%
    Nishikawa Rubber Co., Ltd.                   200      3,249       0.0%
    Nishimatsu Construction Co., Ltd.        104,000    383,031       0.0%
    Nishimatsuya Chain Co., Ltd.              15,500    144,043       0.0%
    Nishio Rent All Co., Ltd.                  5,600    159,434       0.0%
    Nissan Chemical Industries, Ltd.          19,100    378,522       0.0%
    Nissan Motor Co., Ltd.                   324,700  3,370,610       0.2%
    Nissan Shatai Co., Ltd.                   20,300    261,314       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.      3,000      8,589       0.0%
    Nissei ASB Machine Co., Ltd.               3,100     59,499       0.0%
    Nissei Build Kogyo Co., Ltd.              22,000     52,534       0.0%
    Nissei Plastic Industrial Co., Ltd.        7,600     79,864       0.0%
    Nissha Printing Co., Ltd.                  7,600    147,165       0.0%
    Nisshin Oillio Group, Ltd. (The)          42,000    154,458       0.0%
    Nisshin Seifun Group, Inc.                59,070    688,884       0.1%
    Nisshin Steel Co., Ltd.                   31,740    423,026       0.0%
    Nisshinbo Holdings, Inc.                  50,000    517,899       0.0%
    Nissin Corp.                              35,000     93,784       0.0%
    Nissin Electric Co., Ltd.                 12,000     78,600       0.0%
    Nissin Foods Holdings Co., Ltd.            3,000    143,838       0.0%
    Nissin Kogyo Co., Ltd.                    13,000    214,270       0.0%
    Nissui Pharmaceutical Co., Ltd.            3,000     35,224       0.0%
    Nitori Holdings Co., Ltd.                  3,700    284,563       0.0%
    Nitta Corp.                                4,200    115,093       0.0%
    Nitta Gelatin, Inc.                        4,400     29,875       0.0%
    Nittetsu Mining Co., Ltd.                 26,000    103,230       0.0%
*   Nitto Boseki Co., Ltd.                    32,000    121,953       0.0%
    Nitto Denko Corp.                         16,700  1,070,228       0.1%
    Nitto Kogyo Corp.                          8,000    144,820       0.0%
    Nitto Kohki Co., Ltd.                      2,500     50,601       0.0%
#   Nittoc Construction Co., Ltd.             12,900     57,327       0.0%
    NJS Co., Ltd.                                800     10,611       0.0%
    NOF Corp.                                 38,000    292,351       0.0%
    Nohmi Bosai, Ltd.                          5,000     62,825       0.0%
    NOK Corp.                                 26,500    832,771       0.1%
    Nomura Co., Ltd.                           6,700     71,649       0.0%
    Nomura Holdings, Inc.                     93,000    603,330       0.1%
    Nomura Holdings, Inc. ADR                119,749    780,763       0.1%
    Nomura Real Estate Holdings, Inc.         32,100    652,497       0.1%
    Nomura Research Institute, Ltd.            3,300    130,226       0.0%
    Noritake Co., Ltd.                        27,000     63,759       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Noritz Corp.                              10,300 $  176,333       0.0%
    North Pacific Bank, Ltd.                 126,000    497,585       0.0%
    NS Solutions Corp.                         4,400    147,627       0.0%
    NS United Kaiun Kaisha, Ltd.              47,000    112,740       0.0%
    NSD Co., Ltd.                              6,930    100,479       0.0%
    NSK, Ltd.                                 45,000    702,802       0.1%
    NTN Corp.                                172,000    938,867       0.1%
    NTT Data Corp.                            10,600    474,284       0.0%
    NTT DOCOMO, Inc.                         149,700  2,651,558       0.1%
    NTT DOCOMO, Inc. Sponsored ADR             9,600    170,016       0.0%
    NTT Urban Development Corp.               15,300    159,291       0.0%
#   Nuflare Technology, Inc.                     600     25,540       0.0%
    Obara Group, Inc.                          2,900    170,610       0.0%
    Obayashi Corp.                            69,000    460,883       0.0%
    Obayashi Road Corp.                       10,000     62,860       0.0%
    Obic Co., Ltd.                             9,700    405,757       0.0%
    Odakyu Electric Railway Co., Ltd.         29,000    291,813       0.0%
    Odelic Co., Ltd.                             100      2,735       0.0%
    Oenon Holdings, Inc.                      13,000     24,347       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)          105,000    353,905       0.0%
    Ohara, Inc.                                1,600      8,193       0.0%
    Ohsho Food Service Corp.                   2,900    103,027       0.0%
    Oiles Corp.                                6,984    133,108       0.0%
    Oita Bank, Ltd. (The)                     46,000    179,913       0.0%
    Oji Holdings Corp.                       195,000    867,249       0.1%
    Okabe Co., Ltd.                            9,000     78,245       0.0%
    Okamoto Industries, Inc.                  10,000     39,112       0.0%
    Okamura Corp.                             20,000    155,899       0.0%
    Oki Electric Industry Co., Ltd.          137,000    280,660       0.0%
    Okinawa Cellular Telephone Co.             2,300     70,274       0.0%
    Okinawa Electric Power Co., Inc. (The)     3,400    129,175       0.0%
    OKK Corp.                                 21,000     28,102       0.0%
    OKUMA Corp.                               41,000    444,224       0.0%
    Okumura Corp.                             61,000    292,197       0.0%
    Okura Industrial Co., Ltd.                12,000     36,966       0.0%
    Okuwa Co., Ltd.                            4,000     32,920       0.0%
    Olympic Group Corp.                        1,500     10,096       0.0%
*   Olympus Corp.                             12,800    460,928       0.0%
    Omron Corp.                               11,800    541,833       0.0%
    ONO Sokki Co., Ltd.                        2,500     21,293       0.0%
    Onoken Co., Ltd.                           4,100     36,701       0.0%
    Onward Holdings Co., Ltd.                 42,000    282,466       0.0%
#   OPT Holding, Inc.                          4,900     28,152       0.0%
    Optex Co., Ltd.                            1,300     27,841       0.0%
    Oracle Corp. Japan                         2,400    109,564       0.0%
    Organo Corp.                              14,000     62,505       0.0%
    Oriental Land Co., Ltd.                    4,800    324,962       0.0%
#   Origin Electric Co., Ltd.                 14,000     59,317       0.0%
    Osaka Gas Co., Ltd.                       91,000    386,219       0.0%
    Osaka Organic Chemical Industry, Ltd.      1,400      6,245       0.0%
    Osaka Steel Co., Ltd.                      4,400     81,208       0.0%
    OSAKA Titanium Technologies Co., Ltd.      3,200     68,846       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Osaki Electric Co., Ltd.                  13,000 $   89,842       0.0%
    OSG Corp.                                 28,200    586,330       0.1%
    Otsuka Corp.                               3,300    151,995       0.0%
    Otsuka Holdings Co., Ltd.                 23,400    738,610       0.1%
#   Outsourcing, Inc.                            800     10,886       0.0%
    Pacific Industrial Co., Ltd.              14,800    122,371       0.0%
#*  Pacific Metals Co., Ltd.                  59,000    179,442       0.0%
    Pack Corp. (The)                           2,600     56,716       0.0%
    Pal Co., Ltd.                              4,300    138,208       0.0%
    Paltac Corp.                              10,450    149,724       0.0%
    PanaHome Corp.                            24,000    174,953       0.0%
    Panasonic Corp.                           88,300  1,264,798       0.1%
    Panasonic Corp. Sponsored ADR             64,414    920,476       0.1%
    Panasonic Industrial Devices SUNX Co.,
      Ltd.                                     5,800     41,167       0.0%
    Paramount Bed Holdings Co., Ltd.           5,000    135,476       0.0%
    Parco Co., Ltd.                            6,300     59,689       0.0%
    Paris Miki Holdings, Inc.                  3,700     14,841       0.0%
    Park24 Co., Ltd.                          13,100    261,639       0.0%
*   Pasco Corp.                                1,000      2,794       0.0%
    Pasona Group, Inc.                         5,000     32,015       0.0%
#   Penta-Ocean Construction Co., Ltd.        55,000    206,157       0.0%
    Pigeon Corp.                              11,700    309,845       0.0%
    Pilot Corp.                                3,300    177,891       0.0%
    Piolax, Inc.                               3,500    155,072       0.0%
*   Pioneer Corp.                            108,100    207,230       0.0%
    Plenus Co., Ltd.                           6,400    124,990       0.0%
    Pola Orbis Holdings, Inc.                  4,200    217,922       0.0%
    Press Kogyo Co., Ltd.                     40,300    178,634       0.0%
    Pressance Corp.                            2,000     64,073       0.0%
    Prestige International, Inc.               7,300     56,546       0.0%
    Prima Meat Packers, Ltd.                  49,000    139,517       0.0%
    Pronexus, Inc.                             4,500     29,864       0.0%
    Proto Corp.                                3,600     52,504       0.0%
#   PS Mitsubishi Construction Co., Ltd.       5,200     18,119       0.0%
    Qol Co., Ltd.                              1,800     15,611       0.0%
    Raito Kogyo Co., Ltd.                     17,000    134,069       0.0%
    Rakuten, Inc.                             21,800    380,856       0.0%
*   Rasa Industries, Ltd.                     39,000     45,375       0.0%
    Relo Holdings, Inc.                        2,600    213,463       0.0%
    Renaissance, Inc.                            500      5,165       0.0%
    Rengo Co., Ltd.                           70,000    306,048       0.0%
#*  Renown, Inc.                              30,500     52,799       0.0%
    Resona Holdings, Inc.                    201,900  1,076,544       0.1%
    Resorttrust, Inc.                         14,600    381,411       0.0%
    Ricoh Co., Ltd.                          168,481  1,741,205       0.1%
    Ricoh Leasing Co., Ltd.                    5,900    171,032       0.0%
    Right On Co., Ltd.                         2,700     20,953       0.0%
    Riken Corp.                               33,000    128,321       0.0%
    Riken Technos Corp.                       10,600     38,657       0.0%
    Riken Vitamin Co., Ltd.                    1,700     60,461       0.0%
    Ringer Hut Co., Ltd.                       2,600     50,863       0.0%
    Rinnai Corp.                               1,600    121,397       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
JAPAN -- (Continued)
    Riso Kagaku Corp.                            7,360 $121,824       0.0%
#*  Riso Kyoiku Co., Ltd.                        7,600   20,000       0.0%
    Rock Field Co., Ltd.                         2,800   57,620       0.0%
    Rohto Pharmaceutical Co., Ltd.              17,600  251,275       0.0%
    Rokko Butter Co., Ltd.                       2,100   22,235       0.0%
    Roland DG Corp.                              3,600   96,364       0.0%
    Round One Corp.                             26,200  138,824       0.0%
    Royal Holdings Co., Ltd.                     7,100  130,955       0.0%
    Ryobi, Ltd.                                 45,000  146,933       0.0%
    Ryoden Trading Co., Ltd.                     9,000   64,671       0.0%
    Ryohin Keikaku Co., Ltd.                     2,500  398,701       0.0%
    Ryosan Co., Ltd.                             9,900  235,768       0.0%
    S Foods, Inc.                                2,700   48,105       0.0%
    Sac's Bar Holdings, Inc.                     2,550   45,547       0.0%
    Saibu Gas Co., Ltd.                         48,000  112,774       0.0%
    Saizeriya Co., Ltd.                          8,300  169,075       0.0%
    Sakai Chemical Industry Co., Ltd.           36,000  118,810       0.0%
    Sakai Heavy Industries, Ltd.                11,000   26,710       0.0%
    Sakai Moving Service Co., Ltd.               2,000   64,203       0.0%
#   Sakai Ovex Co., Ltd.                        19,000   31,656       0.0%
    Sakata INX Corp.                            12,000  113,920       0.0%
    Sakata Seed Corp.                            9,400  162,993       0.0%
    Sala Corp.                                   3,000   14,997       0.0%
    SAMTY Co., Ltd.                              5,500   41,702       0.0%
    San-A Co., Ltd.                              5,000  209,084       0.0%
    San-Ai Oil Co., Ltd.                        19,000  126,199       0.0%
    San-In Godo Bank, Ltd. (The)                39,000  373,223       0.0%
    Sanden Holdings Corp.                       37,000  172,440       0.0%
    Sanei Architecture Planning Co., Ltd.        1,300   10,343       0.0%
    Sangetsu Co., Ltd.                          19,800  304,626       0.0%
    Sanken Electric Co., Ltd.                   41,000  313,534       0.0%
    Sanko Marketing Foods Co., Ltd.                700    5,576       0.0%
    Sanko Metal Industrial Co., Ltd.             4,000    8,266       0.0%
    Sankyo Co., Ltd.                             6,000  227,259       0.0%
    Sankyo Tateyama, Inc.                        8,700  162,606       0.0%
    Sankyu, Inc.                                87,000  408,024       0.0%
    Sanoh Industrial Co., Ltd.                   6,500   47,658       0.0%
#   Sanrio Co., Ltd.                             6,100  163,398       0.0%
    Sansha Electric Manufacturing Co., Ltd.      4,800   30,993       0.0%
    Sanshin Electronics Co., Ltd.                7,000   57,634       0.0%
    Santen Pharmaceutical Co., Ltd.             15,500  205,175       0.0%
    Sanwa Holdings Corp.                        66,200  499,636       0.0%
    Sanyo Chemical Industries, Ltd.             23,000  179,228       0.0%
    Sanyo Denki Co., Ltd.                       10,000   83,755       0.0%
    Sanyo Electric Railway Co., Ltd.             3,000   11,759       0.0%
    Sanyo Shokai, Ltd.                          38,000   99,265       0.0%
    Sanyo Special Steel Co., Ltd.               44,000  212,928       0.0%
    Sapporo Holdings, Ltd.                     136,000  533,833       0.0%
    Sato Holdings Corp.                          5,700  131,638       0.0%
    Satori Electric Co., Ltd.                    7,300   50,939       0.0%
    Sawada Holdings Co., Ltd.                    7,000   53,441       0.0%
    Sawai Pharmaceutical Co., Ltd.               5,200  296,013       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
#   Saxa Holdings, Inc.                       23,000 $   42,032       0.0%
    SBI Holdings, Inc.                        59,430    788,375       0.1%
    SBS Holdings, Inc.                         3,200     25,244       0.0%
    Scroll Corp.                               8,200     18,964       0.0%
    SCSK Corp.                                 4,900    143,084       0.0%
    Secom Co., Ltd.                            7,000    496,100       0.0%
    Sega Sammy Holdings, Inc.                 19,900    277,812       0.0%
    Seika Corp.                               29,000     80,576       0.0%
    Seikitokyu Kogyo Co., Ltd.                 7,100     32,233       0.0%
    Seiko Epson Corp.                         40,900    714,701       0.1%
    Seiko Holdings Corp.                      51,000    270,207       0.0%
    Seino Holdings Co., Ltd.                  33,000    378,804       0.0%
    Seiren Co., Ltd.                          10,500     91,549       0.0%
    Sekisui Chemical Co., Ltd.                72,000    960,043       0.1%
    Sekisui House, Ltd.                       71,000  1,100,547       0.1%
    Sekisui Jushi Corp.                       10,900    144,898       0.0%
    Sekisui Plastics Co., Ltd.                22,000     90,196       0.0%
#   Senko Co., Ltd.                           33,000    208,366       0.0%
    Senshu Electric Co., Ltd.                  1,300     19,649       0.0%
    Senshu Ikeda Holdings, Inc.               70,140    311,301       0.0%
    Senshukai Co., Ltd.                       13,500     97,397       0.0%
    Seria Co., Ltd.                            3,600    115,004       0.0%
    Seven & I Holdings Co., Ltd.              29,900  1,285,231       0.1%
    Seven Bank, Ltd.                          40,700    219,286       0.0%
#*  Sharp Corp.                              267,000    575,349       0.1%
#   Shibaura Mechatronics Corp.               21,000     51,628       0.0%
    Shibuya Kogyo Co., Ltd.                    2,600     53,437       0.0%
    Shidax Corp.                               1,700      7,647       0.0%
    Shiga Bank, Ltd. (The)                    89,000    468,213       0.0%
    Shikibo, Ltd.                             29,000     29,778       0.0%
    Shikoku Bank, Ltd. (The)                  67,000    143,104       0.0%
    Shikoku Chemicals Corp.                   11,000     96,549       0.0%
    Shikoku Electric Power Co., Inc.          24,000    325,008       0.0%
    Shima Seiki Manufacturing, Ltd.            9,100    157,124       0.0%
    Shimachu Co., Ltd.                        13,100    339,065       0.0%
    Shimadzu Corp.                            48,000    561,448       0.0%
    Shimamura Co., Ltd.                        5,100    508,342       0.0%
    Shimano, Inc.                              2,900    415,428       0.0%
    Shimizu Bank, Ltd. (The)                   1,800     47,804       0.0%
    Shimizu Corp.                             59,000    424,318       0.0%
    Shimojima Co., Ltd.                          700      6,210       0.0%
    Shin Nippon Air Technologies Co., Ltd.     3,500     29,462       0.0%
    Shin-Etsu Chemical Co., Ltd.              15,100    923,045       0.1%
    Shin-Keisei Electric Railway Co., Ltd.     7,000     24,164       0.0%
    Shinagawa Refractories Co., Ltd.          17,000     45,449       0.0%
    Shindengen Electric Manufacturing Co.,
      Ltd.                                    24,000    122,888       0.0%
    Shinko Electric Industries Co., Ltd.      26,400    210,966       0.0%
    Shinko Plantech Co., Ltd.                  7,800     59,020       0.0%
    Shinko Shoji Co., Ltd.                     7,900     80,738       0.0%
    Shinmaywa Industries, Ltd.                24,000    249,500       0.0%
    Shinnihon Corp.                           17,200     64,323       0.0%
    Shinsei Bank, Ltd.                       217,000    444,050       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Shinsho Corp.                              8,000 $   17,512       0.0%
    Shionogi & Co., Ltd.                      23,000    758,187       0.1%
    Ship Healthcare Holdings, Inc.             7,000    171,081       0.0%
    Shiroki Corp.                             13,000     43,021       0.0%
    Shiseido Co., Ltd.                        31,300    563,808       0.1%
    Shizuoka Bank, Ltd. (The)                 74,000    814,678       0.1%
    Shizuoka Gas Co., Ltd.                    22,100    143,362       0.0%
    SHO-BOND Holdings Co., Ltd.                2,100     92,580       0.0%
    Shochiku Co., Ltd.                         9,000     77,302       0.0%
    Shoko Co., Ltd.                           25,000     32,059       0.0%
    Showa Aircraft Industry Co., Ltd.          2,000     20,346       0.0%
    Showa Corp.                               19,200    202,844       0.0%
    Showa Denko K.K.                         498,000    680,759       0.1%
    Showa Sangyo Co., Ltd.                    18,000     73,473       0.0%
    Showa Shell Sekiyu K.K.                   45,500    438,906       0.0%
    Siix Corp.                                 7,200    191,277       0.0%
    Sinanen Co., Ltd.                         10,000     39,528       0.0%
    Sinfonia Technology Co., Ltd.             20,000     34,040       0.0%
    Sinko Industries, Ltd.                     1,900     19,572       0.0%
    Sintokogio, Ltd.                          15,700    131,507       0.0%
    SKY Perfect JSAT Holdings, Inc.           48,500    303,787       0.0%
    SMC Corp.                                    900    270,740       0.0%
    SMK Corp.                                 14,000     57,984       0.0%
    SMS Co., Ltd.                              4,200     51,663       0.0%
    Soda Nikka Co., Ltd.                       3,000     13,786       0.0%
    Sodick Co., Ltd.                          11,700    121,614       0.0%
    Softbank Corp.                            27,996  1,750,038       0.1%
    Software Service, Inc.                       300     11,899       0.0%
    Sogo Medical Co., Ltd.                     3,200     87,548       0.0%
    Sojitz Corp.                             294,700    576,254       0.1%
    Sompo Japan Nipponkoa Holdings, Inc.      22,075    721,186       0.1%
*   Sony Corp.                                26,000    786,025       0.1%
*   Sony Corp. Sponsored ADR                  52,202  1,578,066       0.1%
    Sony Financial Holdings, Inc.             19,700    353,665       0.0%
    Sotetsu Holdings, Inc.                    48,000    227,655       0.0%
#   Sparx Group Co., Ltd.                      7,000     14,267       0.0%
    Square Enix Holdings Co., Ltd.             5,900    123,894       0.0%
    ST Corp.                                   1,400     12,260       0.0%
    St Marc Holdings Co., Ltd.                 5,400    181,629       0.0%
    Stanley Electric Co., Ltd.                18,100    406,121       0.0%
    Star Micronics Co., Ltd.                   8,400    136,637       0.0%
    Start Today Co., Ltd.                      6,000    146,986       0.0%
    Starts Corp., Inc.                         3,000     47,210       0.0%
    Starzen Co., Ltd.                         12,000     39,165       0.0%
    Stella Chemifa Corp.                       2,500     27,887       0.0%
    Studio Alice Co., Ltd.                     3,400     62,629       0.0%
    Sugi Holdings Co., Ltd.                    3,300    160,788       0.0%
#   Sumco Corp.                               21,700    327,414       0.0%
    Sumida Corp.                              10,100     67,064       0.0%
    Suminoe Textile Co., Ltd.                 18,000     47,090       0.0%
    Sumitomo Bakelite Co., Ltd.               69,000    314,567       0.0%
    Sumitomo Chemical Co., Ltd.              333,355  1,874,771       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Sumitomo Corp.                            80,600 $  951,702       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.       18,000    203,381       0.0%
    Sumitomo Densetsu Co., Ltd.                6,800     82,069       0.0%
    Sumitomo Electric Industries, Ltd.       102,300  1,445,310       0.1%
    Sumitomo Forestry Co., Ltd.               37,000    428,874       0.0%
    Sumitomo Heavy Industries, Ltd.          140,000    869,820       0.1%
    Sumitomo Metal Mining Co., Ltd.           56,000    820,803       0.1%
    Sumitomo Mitsui Construction Co., Ltd.   164,300    228,656       0.0%
    Sumitomo Mitsui Financial Group, Inc.    110,183  4,811,095       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.     325,440  1,432,567       0.1%
    Sumitomo Osaka Cement Co., Ltd.          140,000    455,973       0.0%
    Sumitomo Precision Products Co., Ltd.     12,000     47,516       0.0%
    Sumitomo Real Estate Sales Co., Ltd.       3,400     92,415       0.0%
    Sumitomo Realty & Development Co., Ltd.    9,000    347,362       0.0%
    Sumitomo Riko Co, Ltd.                    14,700    127,159       0.0%
    Sumitomo Rubber Industries, Ltd.          34,300    635,968       0.1%
    Sumitomo Seika Chemicals Co., Ltd.        14,000    105,165       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        49,000    276,464       0.0%
    Sun Frontier Fudousan Co., Ltd.            7,800     74,321       0.0%
    Sun-Wa Technos Corp.                       3,400     33,130       0.0%
    Sundrug Co., Ltd.                          4,500    225,822       0.0%
    Suntory Beverage & Food, Ltd.              4,100    174,374       0.0%
    Suruga Bank, Ltd.                         25,000    551,085       0.0%
    Suzuken Co., Ltd.                         16,060    502,556       0.0%
    Suzuki Motor Corp.                        32,200  1,040,772       0.1%
*   SWCC Showa Holdings Co., Ltd.            102,000     80,866       0.0%
    Sysmex Corp.                               7,800    431,587       0.0%
    Systena Corp.                              2,400     17,664       0.0%
    T Hasegawa Co., Ltd.                       3,800     55,675       0.0%
    T RAD Co., Ltd.                           14,000     30,164       0.0%
    T&D Holdings, Inc.                        86,200  1,243,847       0.1%
    T&K Toka Co., Ltd.                         2,800     57,147       0.0%
    T-Gaia Corp.                               4,300     58,258       0.0%
    Tabuchi Electric Co., Ltd.                 6,000     64,909       0.0%
    Tachi-S Co., Ltd.                         10,000    153,850       0.0%
    Tachibana Eletech Co., Ltd.                3,120     37,774       0.0%
    Tadano, Ltd.                              29,000    420,675       0.0%
    Taiheiyo Cement Corp.                    132,000    415,965       0.0%
    Taiho Kogyo Co., Ltd.                      6,900     89,038       0.0%
    Taikisha, Ltd.                             5,600    150,329       0.0%
    Taiko Bank, Ltd. (The)                     1,000      1,981       0.0%
    Taiko Pharmaceutical Co., Ltd.             4,000     63,251       0.0%
    Taisei Corp.                              45,000    260,678       0.0%
    Taisei Lamick Co., Ltd.                    1,100     25,531       0.0%
    Taiyo Holdings Co., Ltd.                   2,800     96,287       0.0%
    Taiyo Yuden Co., Ltd.                     34,500    510,058       0.0%
    Takagi Securities Co., Ltd.               10,000     21,518       0.0%
    Takaoka Toko Co., Ltd.                     1,980     25,785       0.0%
    Takara Holdings, Inc.                     32,000    238,431       0.0%
    Takara Leben Co., Ltd.                    36,800    224,355       0.0%
    Takara Standard Co., Ltd.                 34,000    276,611       0.0%
    Takasago International Corp.              15,000     69,255       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
JAPAN -- (Continued)
    Takasago Thermal Engineering Co., Ltd.      14,600 $189,360       0.0%
    Takashima & Co., Ltd.                       16,000   35,004       0.0%
    Takashimaya Co., Ltd.                       67,000  625,274       0.1%
#   Takata Corp.                                11,500  142,181       0.0%
    Take And Give Needs Co., Ltd.                1,920   15,700       0.0%
    Takeda Pharmaceutical Co., Ltd.             16,000  821,456       0.1%
    Takeei Corp.                                 5,400   47,605       0.0%
    Takeuchi Manufacturing Co., Ltd.             3,700  179,191       0.0%
    Takihyo Co., Ltd.                            5,000   19,778       0.0%
    Takiron Co., Ltd.                           16,000   74,357       0.0%
    Takisawa Machine Tool Co., Ltd.             14,000   26,176       0.0%
    Takuma Co., Ltd.                            21,000  161,335       0.0%
    Tama Home Co., Ltd.                          1,700    8,220       0.0%
    Tamron Co., Ltd.                             3,700   87,414       0.0%
    Tamura Corp.                                19,000   80,787       0.0%
    Tanseisha Co., Ltd.                          5,200   41,838       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.   15,000   65,579       0.0%
    Tayca Corp.                                  5,000   19,077       0.0%
    TBK Co., Ltd.                                7,000   37,865       0.0%
    TDK Corp.                                   11,700  842,777       0.1%
    TDK Corp. Sponsored ADR                      7,012  504,864       0.0%
    Teijin, Ltd.                               252,000  856,035       0.1%
    Teikoku Electric Manufacturing Co., Ltd.     5,600   52,525       0.0%
    Terumo Corp.                                12,500  321,060       0.0%
    THK Co., Ltd.                               14,300  359,230       0.0%
    Toa Corp.(6894508)                          68,000  119,057       0.0%
    Toa Corp.(6894434)                           6,000   62,504       0.0%
    Toa Oil Co., Ltd.                            6,000    7,552       0.0%
    TOA ROAD Corp.                              18,000   64,450       0.0%
    Toagosei Co., Ltd.                          77,000  341,714       0.0%
#*  Tobishima Corp.                             31,100   62,876       0.0%
    Tobu Railway Co., Ltd.                      43,000  204,986       0.0%
    Tobu Store Co., Ltd.                        10,000   28,338       0.0%
    TOC Co., Ltd.                               16,400  125,317       0.0%
    Tocalo Co., Ltd.                             3,600   70,685       0.0%
    Tochigi Bank, Ltd. (The)                    31,000  166,526       0.0%
    Toda Corp.                                  78,000  321,481       0.0%
#   Toda Kogyo Corp.                            23,000   80,838       0.0%
    Toei Animation Co., Ltd.                       900   26,936       0.0%
    Toei Co., Ltd.                              20,000  147,408       0.0%
    Toenec Corp.                                 3,000   14,869       0.0%
    Toho Bank, Ltd. (The)                       82,000  346,037       0.0%
    Toho Co., Ltd.(6895200)                      5,200  129,250       0.0%
    Toho Co., Ltd.(6895211)                      9,000   35,227       0.0%
    Toho Gas Co., Ltd.                          54,000  326,973       0.0%
    Toho Holdings Co., Ltd.                     19,300  336,091       0.0%
*   Toho Titanium Co., Ltd.                        600    5,115       0.0%
#   Toho Zinc Co., Ltd.                         46,000  177,068       0.0%
    Tohoku Bank, Ltd. (The)                     19,000   27,290       0.0%
    Tohoku Electric Power Co., Inc.             23,700  298,140       0.0%
    Tokai Carbon Co., Ltd.                      77,000  225,688       0.0%
    Tokai Corp.                                  2,100   70,237       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    TOKAI Holdings Corp.                      27,400 $  116,266       0.0%
    Tokai Lease Co., Ltd.                      2,000      3,610       0.0%
    Tokai Rika Co., Ltd.                      17,700    432,458       0.0%
    Token Corp.                                2,220    112,384       0.0%
    Tokio Marine Holdings, Inc.               51,500  2,099,433       0.1%
    Tokio Marine Holdings, Inc. ADR            1,000     40,890       0.0%
    Toko, Inc.                                 6,000     17,796       0.0%
    Tokushu Tokai Paper Co., Ltd.             23,000     52,507       0.0%
    Tokuyama Corp.                            94,000    209,132       0.0%
    Tokyo Dome Corp.                          54,000    230,229       0.0%
*   Tokyo Electric Power Co., Inc.            71,488    291,934       0.0%
    Tokyo Electron Device, Ltd.                3,600     47,882       0.0%
    Tokyo Electron, Ltd.                      14,000    767,373       0.1%
    Tokyo Energy & Systems, Inc.               6,000     57,007       0.0%
    Tokyo Gas Co., Ltd.                       59,000    340,477       0.0%
    Tokyo Keiki, Inc.                         12,000     28,102       0.0%
    Tokyo Rakutenchi Co., Ltd.                 7,000     28,964       0.0%
#*  Tokyo Rope Manufacturing Co., Ltd.        27,000     43,483       0.0%
    Tokyo Sangyo Co., Ltd.                     4,000     16,509       0.0%
    Tokyo Seimitsu Co., Ltd.                   8,700    187,522       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.       27,700    191,227       0.0%
    Tokyo Tatemono Co., Ltd.                  86,000    623,556       0.1%
    Tokyo Tekko Co., Ltd.                     12,000     49,633       0.0%
    Tokyo Theatres Co., Inc.                  21,000     24,358       0.0%
    Tokyo TY Financial Group, Inc.             9,713    277,673       0.0%
    Tokyu Corp.                               49,000    325,781       0.0%
    Tokyu Fudosan Holdings Corp.              63,525    472,051       0.0%
    Toli Corp.                                17,000     41,039       0.0%
    Tomato Bank, Ltd.                         11,000     18,343       0.0%
    Tomen Devices Corp.                          100      1,752       0.0%
    Tomoe Corp.                                9,500     33,989       0.0%
    Tomoe Engineering Co., Ltd.                2,100     30,606       0.0%
    Tomoegawa Co., Ltd.                        7,000     14,795       0.0%
    Tomoku Co., Ltd.                          21,000     49,369       0.0%
    TOMONY Holdings, Inc.                     54,000    256,351       0.0%
#   Tomy Co., Ltd.                            30,000    182,353       0.0%
    Tonami Holdings Co., Ltd.                 16,000     57,860       0.0%
    TonenGeneral Sekiyu K.K.                  14,000    134,362       0.0%
    Topcon Corp.                              12,700    330,286       0.0%
    Toppan Forms Co., Ltd.                    20,000    239,723       0.0%
    Toppan Printing Co., Ltd.                 67,000    561,751       0.0%
    Topre Corp.                               13,700    221,059       0.0%
    Topy Industries, Ltd.                     71,000    170,171       0.0%
    Toray Industries, Inc.                   167,000  1,451,671       0.1%
    Toridoll.corp                              4,800     67,445       0.0%
    Torishima Pump Manufacturing Co., Ltd.     9,100     67,366       0.0%
    Tosei Corp.                                9,800     70,813       0.0%
    Toshiba Corp.                            456,000  1,826,991       0.1%
    Toshiba Machine Co., Ltd.                 35,000    155,421       0.0%
    Toshiba Plant Systems & Services Corp.     9,000    125,135       0.0%
    Toshiba TEC Corp.                         40,000    221,829       0.0%
    Tosho Co., Ltd.                            1,600     36,399       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
#   Tosho Printing Co., Ltd.                  11,000 $   34,895       0.0%
    Tosoh Corp.                              155,000    830,996       0.1%
    Totetsu Kogyo Co., Ltd.                    6,000    135,306       0.0%
    TOTO, Ltd.                                25,000    353,681       0.0%
    Tottori Bank, Ltd. (The)                  13,000     28,461       0.0%
    Towa Bank, Ltd. (The)                     98,000     85,109       0.0%
    Towa Corp.                                10,600     62,211       0.0%
    Towa Pharmaceutical Co., Ltd.              3,100    163,937       0.0%
    Toyo Construction Co., Ltd.               18,700     72,383       0.0%
    Toyo Denki Seizo - Toyo Electric
      Manufacturing Co., Ltd.                  8,000     28,450       0.0%
    Toyo Engineering Corp.                    41,000    114,698       0.0%
    Toyo Ink SC Holdings Co., Ltd.            68,000    323,791       0.0%
    Toyo Kanetsu KK                           27,000     50,965       0.0%
    Toyo Kohan Co., Ltd.                      13,000     61,755       0.0%
    Toyo Securities Co., Ltd.                 21,000     66,496       0.0%
    Toyo Seikan Group Holdings, Ltd.          32,200    509,171       0.0%
    Toyo Suisan Kaisha, Ltd.                  11,000    384,893       0.0%
    Toyo Tanso Co., Ltd.                       4,700     88,496       0.0%
    Toyo Tire & Rubber Co., Ltd.              21,500    411,835       0.0%
    Toyo Wharf & Warehouse Co., Ltd.          13,000     21,631       0.0%
    Toyobo Co., Ltd.                         292,000    445,147       0.0%
    Toyoda Gosei Co., Ltd.                    26,100    603,864       0.1%
#   Toyota Boshoku Corp.                      20,100    298,425       0.0%
    Toyota Motor Corp.                        86,755  6,038,939       0.3%
    Toyota Motor Corp. Sponsored ADR          41,028  5,703,713       0.3%
    Toyota Tsusho Corp.                       37,200    956,474       0.1%
    TPR Co., Ltd.                              6,500    170,512       0.0%
    Trancom Co., Ltd.                          2,000     94,410       0.0%
    Transcosmos, Inc.                          5,800    140,433       0.0%
    Trend Micro, Inc.                          7,700    260,502       0.0%
    Trusco Nakayama Corp.                      6,100    205,409       0.0%
    TS Tech Co., Ltd.                         17,800    530,072       0.0%
    Tsubakimoto Chain Co.                     45,000    368,403       0.0%
#*  Tsudakoma Corp.                           12,000     15,603       0.0%
    Tsugami Corp.                             15,000     87,662       0.0%
    Tsukada Global Holdings, Inc.              2,000     13,610       0.0%
    Tsukishima Kikai Co., Ltd.                 6,000     60,200       0.0%
    Tsukuba Bank, Ltd.                        32,200    110,172       0.0%
    Tsukui Corp.                               6,600     49,877       0.0%
    Tsumura & Co.                             13,100    306,976       0.0%
    Tsuruha Holdings, Inc.                     5,000    362,644       0.0%
    Tsurumi Manufacturing Co., Ltd.            4,000     60,035       0.0%
    UACJ Corp.                                89,908    259,941       0.0%
    Ube Industries, Ltd.                     391,200    649,017       0.1%
    Uchida Yoko Co., Ltd.                      5,000     16,993       0.0%
    Uchiyama Holdings Co., Ltd.                1,500      7,010       0.0%
    UKC Holdings Corp.                         2,700     47,851       0.0%
*   Ulvac, Inc.                               14,900    253,700       0.0%
    Unicharm Corp.                             6,000    151,021       0.0%
*   Uniden Corp.                              12,000     21,952       0.0%
    Union Tool Co.                             3,600    108,657       0.0%
    Unipres Corp.                             13,100    270,455       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
JAPAN -- (Continued)
#   United Arrows, Ltd.                          3,800 $116,936       0.0%
*   United Super Markets Holdings, Inc.          9,600   83,136       0.0%
*   Unitika, Ltd.                              233,000  117,101       0.0%
    Universal Entertainment Corp.                7,600  126,244       0.0%
    UNY Group Holdings Co., Ltd.                76,600  433,132       0.0%
*   Usen Corp.                                  32,570   95,760       0.0%
    Ushio, Inc.                                 33,900  444,548       0.0%
    USS Co., Ltd.                               12,400  218,337       0.0%
*   UT Holdings Co., Ltd.                        5,700   24,989       0.0%
    Utoc Corp.                                   2,600   12,535       0.0%
    Valor Co., Ltd.                             12,100  257,907       0.0%
    Vital KSK Holdings, Inc.                     7,300   53,911       0.0%
    Vitec Co., Ltd.                              1,200   10,281       0.0%
    VT Holdings Co., Ltd.                       16,800   84,296       0.0%
    Wacoal Holdings Corp.                       39,000  433,428       0.0%
    Wacom Co., Ltd.                             30,900  160,214       0.0%
    Wakachiku Construction Co., Ltd.            18,000   27,101       0.0%
    Wakita & Co., Ltd.                          12,300  122,646       0.0%
    Warabeya Nichiyo Co., Ltd.                   3,200   71,657       0.0%
*   WATAMI Co., Ltd.                             8,800   86,465       0.0%
    Weathernews, Inc.                            1,800   52,889       0.0%
#   Welcia Holdings Co., Ltd.                    4,300  188,027       0.0%
    Wellnet Corp.                                  600   13,426       0.0%
#   West Holdings Corp.                          2,900   21,028       0.0%
    West Japan Railway Co.                       7,300  404,299       0.0%
    Wood One Co., Ltd.                           7,000   16,209       0.0%
    Wowow, Inc.                                  3,400  112,395       0.0%
    Xebio Co., Ltd.                              8,000  141,205       0.0%
    Yahagi Construction Co., Ltd.                6,500   42,206       0.0%
    Yahoo Japan Corp.                           36,500  149,111       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.          500    4,206       0.0%
    Yakult Honsha Co., Ltd.                      1,900  119,490       0.0%
    YAMABIKO Corp.                               2,100   90,980       0.0%
#   Yamada Denki Co., Ltd.                     168,400  689,273       0.1%
#   Yamagata Bank, Ltd. (The)                   55,000  244,537       0.0%
    Yamaguchi Financial Group, Inc.             50,000  626,740       0.1%
    Yamaha Corp.                                36,400  661,467       0.1%
    Yamaha Motor Co., Ltd.                      27,900  656,548       0.1%
    Yamaichi Electronics Co., Ltd.               9,600   72,858       0.0%
    Yamanashi Chuo Bank, Ltd. (The)             58,000  269,370       0.0%
    Yamatane Corp.                              46,000   72,423       0.0%
    Yamato Holdings Co., Ltd.                   29,700  664,713       0.1%
    Yamato Kogyo Co., Ltd.                       9,200  216,457       0.0%
    Yamaya Corp.                                   400    6,010       0.0%
    Yamazaki Baking Co., Ltd.                   31,000  548,718       0.0%
    Yamazen Corp.                               13,000  115,654       0.0%
    Yaoko Co., Ltd.                              3,800  134,544       0.0%
    Yaskawa Electric Corp.                      23,400  321,504       0.0%
    Yasuda Logistics Corp.                       4,900   41,601       0.0%
    Yellow Hat, Ltd.                             3,300   72,913       0.0%
    Yokogawa Bridge Holdings Corp.              11,700  132,537       0.0%
    Yokogawa Electric Corp.                     27,500  322,078       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
JAPAN -- (Continued)
    Yokohama Reito Co., Ltd.                14,100 $     99,832       0.0%
    Yokohama Rubber Co., Ltd. (The)         65,000      699,438       0.1%
    Yokowo Co., Ltd.                         3,300       19,553       0.0%
    Yomiuri Land Co., Ltd.                  14,000       53,900       0.0%
#   Yondoshi Holdings, Inc.                  3,500       76,905       0.0%
    Yonekyu Corp.                              400        6,085       0.0%
    Yorozu Corp.                             6,900      140,950       0.0%
    Yoshinoya Holdings Co., Ltd.            10,200      116,409       0.0%
    Yuasa Trading Co., Ltd.                  4,000       88,092       0.0%
    Yuken Kogyo Co., Ltd.                    9,000       19,057       0.0%
#   Yumeshin Holdings Co., Ltd.              2,500       17,011       0.0%
    Yurtec Corp.                            16,000      102,309       0.0%
    Yusen Logistics Co., Ltd.                5,100       62,370       0.0%
    Yushiro Chemical Industry Co., Ltd.      2,400       30,969       0.0%
    Zenrin Co., Ltd.                         5,700       69,945       0.0%
#*  Zensho Holdings Co., Ltd.               40,500      379,069       0.0%
    Zeon Corp.                              52,000      466,751       0.0%
    ZERIA Pharmaceutical Co., Ltd.           4,200       66,626       0.0%
    Zojirushi Corp.                          3,000       41,025       0.0%
    Zuiko Corp.                                500       16,516       0.0%
                                                   ------------      ----
TOTAL JAPAN                                         371,675,600      16.3%
                                                   ------------      ----
MALAYSIA -- (0.8%)
    Aeon Co. M Bhd                         120,000      109,219       0.0%
    Affin Holdings Bhd                     109,590       89,506       0.0%
    AirAsia Bhd                            453,200      288,507       0.0%
*   Alam Maritim Resources Bhd             106,700       20,128       0.0%
    Alliance Financial Group Bhd           293,300      389,309       0.0%
    AMMB Holdings Bhd                      272,600      495,091       0.1%
    APM Automotive Holdings Bhd             34,700       50,126       0.0%
    Astro Malaysia Holdings Bhd             35,600       31,344       0.0%
    Axiata Group Bhd                       136,425      257,802       0.0%
    Batu Kawan Bhd                          30,000      152,962       0.0%
    Benalec Holdings Bhd                    48,000       10,394       0.0%
    Berjaya Corp. Bhd                      857,000      104,346       0.0%
    Berjaya Land Bhd                        76,000       15,734       0.0%
    Berjaya Sports Toto Bhd                 96,470       88,244       0.0%
    BIMB Holdings Bhd                       73,900       82,963       0.0%
    Bonia Corp. Bhd                         82,000       23,888       0.0%
    Boustead Holdings Bhd                  112,704      146,021       0.0%
    Boustead Plantations Bhd                22,500        8,709       0.0%
    British American Tobacco Malaysia Bhd    8,100      152,053       0.0%
*   Bumi Armada Bhd                        267,350       89,091       0.0%
    Bursa Malaysia Bhd                      38,400       94,116       0.0%
    Cahya Mata Sarawak Bhd                 134,100      190,784       0.0%
    Carlsberg Brewery Malaysia Bhd Class B  30,500      114,629       0.0%
    CB Industrial Product Holding Bhd      102,800       58,497       0.0%
    CIMB Group Holdings Bhd                308,770      510,796       0.1%
    Coastal Contracts Bhd                   42,800       36,169       0.0%
    CSC Steel Holdings Bhd                  47,300       13,433       0.0%
    Cypark Resources Bhd                    22,100       11,560       0.0%
    Dayang Enterprise Holdings Bhd          54,439       40,138       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
MALAYSIA -- (Continued)
    Dialog Group Bhd                         390,658 $  177,211       0.0%
    DiGi.Com Bhd                              61,000    102,837       0.0%
    DKSH Holdings Malaysia Bhd                22,800     33,829       0.0%
    DRB-Hicom Bhd                            336,400    177,279       0.0%
    Dutch Lady Milk Industries Bhd             2,400     32,068       0.0%
    Eastern & Oriental Bhd                   213,950    116,979       0.0%
*   Evergreen Fibreboard Bhd                 140,500     42,862       0.0%
    Gamuda Bhd                               247,200    362,806       0.0%
    Genting Bhd                              132,500    325,255       0.0%
    Genting Malaysia Bhd                     376,500    453,810       0.1%
    Genting Plantations Bhd                   47,900    132,995       0.0%
    Globetronics Technology Bhd               37,900     63,147       0.0%
    Glomac Bhd                                86,600     23,335       0.0%
    Guinness Anchor Bhd                       23,000     94,301       0.0%
    HAP Seng Consolidated Bhd                242,580    314,393       0.0%
    Hap Seng Plantations Holdings Bhd         77,600     56,572       0.0%
    Hartalega Holdings Bhd                    32,000     73,206       0.0%
    Hock Seng LEE Bhd                         55,900     28,808       0.0%
    Hong Leong Bank Bhd                       61,580    243,059       0.0%
    Hong Leong Financial Group Bhd            41,700    189,114       0.0%
    Hong Leong Industries Bhd                 31,400     43,854       0.0%
    Hua Yang Bhd                              48,800     28,698       0.0%
*   Hume Industries Bhd                       33,912     34,509       0.0%
    IJM Corp. Bhd                            491,860  1,012,832       0.1%
    IJM Plantations Bhd                       80,200     78,233       0.0%
    Inari Amertron Bhd                        51,637     45,879       0.0%
    Insas Bhd                                128,000     33,116       0.0%
    IOI Corp. Bhd                             81,326     99,016       0.0%
    IOI Properties Group Bhd                  29,180     17,488       0.0%
*   Iris Corp. Bhd                           271,500     22,361       0.0%
*   Iskandar Waterfront City Bhd              91,000     33,342       0.0%
    Jaya Tiasa Holdings Bhd                   89,500     40,636       0.0%
    JCY International Bhd                    139,200     29,820       0.0%
    Kian JOO CAN Factory Bhd                  56,700     48,693       0.0%
    KLCCP Stapled Group                       52,600    104,179       0.0%
*   KNM Group Bhd                            535,830     95,853       0.0%
    Kossan Rubber Industries                  59,300     99,878       0.0%
    KPJ Healthcare Bhd                        66,550     79,526       0.0%
    KSL Holdings Bhd                         142,742     76,637       0.0%
    Kuala Lumpur Kepong Bhd                   27,100    168,596       0.0%
    Kulim Malaysia Bhd                       119,700     87,404       0.0%
    Kumpulan Perangsang Selangor Bhd          43,300     17,941       0.0%
    Lafarge Malaysia Bhd                      54,000    146,183       0.0%
    Land & General BHD                       224,700     32,019       0.0%
*   Landmarks Bhd                             74,700     27,179       0.0%
    LBS Bina Group Bhd                        88,200     38,603       0.0%
    Lingkaran Trans Kota Holdings Bhd         39,000     42,747       0.0%
*   Lion Industries Corp. Bhd                118,500     14,787       0.0%
    LPI Capital Bhd                           12,720     51,765       0.0%
    Magnum Bhd                                70,400     53,912       0.0%
    Mah Sing Group Bhd                       496,352    293,411       0.0%
    Malayan Banking Bhd                      333,589    862,028       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
MALAYSIA -- (Continued)
    Malaysia Airports Holdings Bhd             144,625 $261,552       0.0%
    Malaysia Building Society Bhd               94,214   55,003       0.0%
    Malaysian Bulk Carriers Bhd                 65,400   21,982       0.0%
    Malaysian Pacific Industries Bhd            25,375   47,287       0.0%
    Malaysian Resources Corp. Bhd              395,950  146,250       0.0%
    Malton Bhd                                  43,400   10,936       0.0%
    Maxis Bhd                                   54,500  105,984       0.0%
    MBM Resources Bhd                           42,310   40,295       0.0%
    Media Prima Bhd                            143,900   67,693       0.0%
    Mega First Corp. Bhd                        18,600   12,766       0.0%
    MISC Bhd                                    64,880  166,016       0.0%
    MK Land Holdings Bhd                       131,800   15,494       0.0%
    MKH Bhd                                     67,480   49,054       0.0%
    MMC Corp. Bhd                              284,000  214,449       0.0%
    MNRB Holdings Bhd                           17,800   18,650       0.0%
    Mudajaya Group Bhd                          54,900   21,696       0.0%
    Muhibbah Engineering M Bhd                 115,700   81,129       0.0%
*   Mulpha International Bhd                   518,800   55,949       0.0%
    My EG Services Bhd                          97,000   68,695       0.0%
    Naim Holdings Bhd                           48,600   37,717       0.0%
    Nestle Malaysia Bhd                          5,100  106,064       0.0%
    Oldtown Bhd                                 93,900   44,771       0.0%
    Oriental Holdings Bhd                        6,200   13,590       0.0%
    OSK Holdings Bhd                           178,863  105,248       0.0%
    Padini Holdings Bhd                        269,400  105,683       0.0%
    Pantech Group Holdings Bhd                  51,700   10,660       0.0%
    Paramount Corp. Bhd                         32,600   15,076       0.0%
*   Parkson Holdings Bhd                       261,257  157,359       0.0%
    Perdana Petroleum Bhd                      157,960   60,061       0.0%
*   Perisai Petroleum Teknologi Bhd            109,200   16,722       0.0%
    Petronas Chemicals Group Bhd               172,700  283,971       0.0%
    Petronas Dagangan Bhd                       17,100  102,783       0.0%
    Petronas Gas Bhd                            25,100  160,032       0.0%
    Pharmaniaga Bhd                             29,900   62,645       0.0%
    Pos Malaysia Bhd                           110,100  156,955       0.0%
    PPB Group Bhd                               59,840  257,411       0.0%
    Press Metal Bhd                            122,800   97,097       0.0%
    Prestariang Bhd                             37,600   26,281       0.0%
    Protasco Bhd                                96,000   51,022       0.0%
    Public Bank Bhd                             88,140  481,856       0.1%
*   Puncak Niaga Holdings Bhd                   15,500   11,244       0.0%
    QL Resources Bhd                            84,050   94,185       0.0%
    RCE Capital Bhd                            430,500   39,810       0.0%
    RHB Capital Bhd                            106,041  234,776       0.0%
    Salcon Bhd                                 181,700   43,469       0.0%
    Sapurakencana Petroleum Bhd                283,943  211,434       0.0%
    Sarawak Oil Palms Bhd                       31,000   42,934       0.0%
    Scientex Bhd                                24,000   44,793       0.0%
*   Scomi Energy Services Bhd                  213,100   26,773       0.0%
*   Scomi Group Bhd                            335,900   22,525       0.0%
    Selangor Properties Bhd                     24,800   38,190       0.0%
    Shangri-La Hotels Malaysia Bhd               6,900   12,306       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
MALAYSIA -- (Continued)
*   Shell Refining Co. Federation of
      Malaya Bhd                             25,800 $    34,848       0.0%
    Sime Darby Bhd                          161,919     411,409       0.1%
    SP Setia Bhd Group                       51,300      49,046       0.0%
    Star Publications Malaysia Bhd           50,500      35,265       0.0%
    Sunway Bhd                              219,800     233,488       0.0%
    Supermax Corp. Bhd                      125,800      71,295       0.0%
    Suria Capital Holdings Bhd               16,100      11,185       0.0%
    Syarikat Takaful Malaysia Bhd             7,000      28,733       0.0%
    Ta Ann Holdings Bhd                      66,881      70,328       0.0%
    TA Enterprise Bhd                       333,600      66,311       0.0%
    Tambun Indah Land Bhd                    80,300      42,190       0.0%
    TAN Chong Motor Holdings Bhd            100,000      84,206       0.0%
    TDM Bhd                                 124,400      27,214       0.0%
    Telekom Malaysia Bhd                    101,402     210,558       0.0%
    Tenaga Nasional Bhd                      71,550     287,970       0.0%
*   TH Heavy Engineering Bhd                191,000      16,788       0.0%
    Top Glove Corp. Bhd                     104,800     164,960       0.0%
    Tropicana Corp. Bhd                      44,600      13,613       0.0%
    TSH Resources Bhd                       164,100     103,956       0.0%
    Tune Ins Holdings Bhd                    43,500      22,205       0.0%
    Uchi Technologies Bhd                    34,000      15,160       0.0%
    UEM Edgenta Bhd                          98,900     100,334       0.0%
    UEM Sunrise Bhd                         394,058     142,256       0.0%
    UMW Holdings Bhd                        136,500     407,381       0.0%
    Unisem M Bhd                            147,200      98,557       0.0%
    United Plantations Bhd                   11,300      82,345       0.0%
    UOA Development Bhd                      46,700      29,662       0.0%
    Uzma Bhd                                 11,000       7,145       0.0%
    VS Industry Bhd                          52,700      58,116       0.0%
    Wah Seong Corp. Bhd                      72,098      26,631       0.0%
    WCT Holdings Bhd                        286,951     146,839       0.0%
    WTK Holdings Bhd                         72,500      23,344       0.0%
    Yinson Holdings Bhd                      37,600      30,651       0.0%
    YNH Property Bhd                        100,616      54,124       0.0%
    YTL Corp. Bhd                         1,375,183     644,366       0.1%
    YTL Power International Bhd             196,350      88,095       0.0%
    Zhulian Corp. Bhd                        45,600      26,211       0.0%
                                                    -----------       ---
TOTAL MALAYSIA                                       19,183,658       0.8%
                                                    -----------       ---
MEXICO -- (0.9%)
    Alfa S.A.B. de C.V. Class A             588,810   1,195,505       0.1%
    Alpek S.A.B. de C.V.                      5,900       8,007       0.0%
*   Alsea S.A.B. de C.V.                    113,347     340,589       0.0%
    America Movil S.A.B. de C.V. Series L   494,914     518,721       0.0%
#   America Movil S.A.B. de C.V.
      Series L ADR                           23,684     494,759       0.0%
    Arca Continental S.A.B. de C.V.         131,502     806,652       0.1%
*   Axtel S.A.B. de C.V.                    301,200      87,364       0.0%
*   Banregio Grupo Financiero S.A.B. de
      C.V.                                   74,844     429,297       0.0%
    Bolsa Mexicana de Valores S.A.B. de
      C.V.                                   98,371     189,343       0.0%
*   Cemex S.A.B. de C.V.                  1,458,252   1,407,686       0.1%
    Coca-Cola Femsa S.A.B. de C.V.
      Sponsored ADR                           2,300     183,770       0.0%
*   Consorcio ARA S.A.B. de C.V. Series *   277,100     116,858       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
MEXICO -- (Continued)
    Controladora Comercial Mexicana S.A.B.
      de C.V.                                137,995 $  444,872       0.0%
*   Corp. GEO S.A.B. de C.V. Series B        105,000        787       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.    7,050     13,234       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *   73,800    230,896       0.0%
*   El Puerto de Liverpool S.A.B. de C.V.     20,204    222,715       0.0%
#*  Empresas ICA S.A.B. de C.V.              117,564    104,215       0.0%
*   Empresas ICA S.A.B. de C.V. Sponsored
      ADR                                     16,200     57,672       0.0%
*   Financiera Independencia S.A.B. de C.V.   32,800     10,690       0.0%
*   Fomento Economico Mexicano S.A.B. de
      C.V. Sponsored ADR                      21,098  1,909,158       0.1%
*   Genomma Lab Internacional S.A.B. de
      C.V. Class B                           238,441    280,062       0.0%
*   Gentera S.A.B. de C.V.                   106,000    181,434       0.0%
    Gruma S.A.B. de C.V. Class B              70,384    847,893       0.1%
    Gruma S.A.B. de C.V. Sponsored ADR           500     24,120       0.0%
    Grupo Aeroportuario del Centro Norte
      S.A.B. de C.V.                          34,200    170,755       0.0%
    Grupo Aeroportuario del Pacifico S.A.B.
      de C.V. ADR                              9,537    677,604       0.0%
    Grupo Aeroportuario del Pacifico S.A.B.
      de C.V. Class B                         24,482    173,985       0.0%
*   Grupo Aeroportuario del Sureste S.A.B.
      de C.V. ADR                              5,100    737,307       0.1%
    Grupo Aeroportuario del Sureste S.A.B.
      de C.V. Class B                          2,400     33,955       0.0%
*   Grupo Bimbo S.A.B. de C.V. Series A      157,200    421,434       0.0%
    Grupo Carso S.A.B. de C.V. Series A1      97,100    404,931       0.0%
    Grupo Cementos de Chihuahua S.A.B. de
      C.V.                                     1,100      3,011       0.0%
    Grupo Comercial Chedraui S.A. de C.V.     49,813    149,484       0.0%
    Grupo Elektra S.A.B. de C.V.                 634     16,356       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A        66,508     50,286       0.0%
    Grupo Financiero Banorte S.A.B. de C.V.  191,496  1,086,292       0.1%
    Grupo Financiero Inbursa S.A.B. de C.V.  226,840    541,891       0.0%
    Grupo Financiero Santander Mexico
      S.A.B. de C.V. Class B                 143,526    292,347       0.0%
*   Grupo Herdez S.A.B. de C.V. Series *      44,800    121,797       0.0%
    Grupo Lamosa S.A.B. de C.V.               34,581     75,487       0.0%
    Grupo Mexico S.A.B. de C.V. Series B     411,837  1,272,663       0.1%
*   Grupo Pochteca S.A.B. de C.V.              3,616      3,281       0.0%
    Grupo Sanborns S.A.B. de C.V.              9,100     13,672       0.0%
*   Grupo Simec S.A.B. de C.V. Series B       55,969    150,703       0.0%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR   1,049      8,371       0.0%
*   Grupo Televisa S.A.B. Series CPO          73,269    533,447       0.0%
*   Grupo Televisa S.A.B. Sponsored ADR       23,672    861,897       0.1%
*   Impulsora del Desarrollo y El Empleo en
      America Latina S.A.B. de C.V.          126,300    278,252       0.0%
*   Industrias Bachoco S.A.B. de C.V. ADR        539     28,993       0.0%
*   Industrias Bachoco S.A.B. de C.V.
      Series B                                13,566     60,411       0.0%
*   Industrias CH S.A.B. de C.V. Series B     69,253    282,438       0.0%
    Industrias Penoles S.A.B. de C.V.          5,130     86,938       0.0%
    Infraestructura Energetica Nova S.A.B.
      de C.V.                                 20,968    122,375       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V.
      Class A                                235,012    517,449       0.0%
*   Maxcom Telecomunicaciones S.A.B. de C.V.  53,100      6,195       0.0%
*   Megacable Holdings S.A.B. de C.V.         45,121    187,637       0.0%
    Mexichem S.A.B. de C.V.                  219,454    627,808       0.0%
*   Minera Frisco S.A.B. de C.V.              70,600     58,442       0.0%
    Organizacion Soriana S.A.B. de C.V.
      Class B                                170,227    416,525       0.0%
*   Promotora y Operadora de
      Infraestructura S.A.B. de C.V.          34,957    401,019       0.0%
*   Qualitas Controladora S.A.B. de C.V.      36,600     68,705       0.0%
*   TV Azteca S.A.B. de C.V.                 202,217     61,685       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.   84,222         25       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
MEXICO -- (Continued)
    Wal-Mart de Mexico S.A.B. de C.V.       155,904 $   366,845       0.0%
                                                    -----------       ---
TOTAL MEXICO                                         21,478,997       0.9%
                                                    -----------       ---
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                   35,795   1,109,741       0.1%
    Accell Group                              7,138     133,458       0.0%
    Aegon NV(5927375)                       173,814   1,371,375       0.1%
    Aegon NV(007924103)                      81,086     638,958       0.0%
*   AFC Ajax NV                                 546       5,754       0.0%
    Akzo Nobel NV                            48,425   3,705,176       0.2%
    Akzo Nobel NV Sponsored ADR               1,500      38,175       0.0%
*   AMG Advanced Metallurgical Group NV       9,178      95,585       0.0%
    Amsterdam Commodities NV                  6,538     185,399       0.0%
*   APERAM SA                                17,513     667,661       0.0%
    Arcadis NV                               21,334     675,307       0.0%
    ArcelorMittal(B03XPL1)                   13,068     139,063       0.0%
    ArcelorMittal(B295F26)                  122,283   1,307,205       0.1%
    ASM International NV                     14,751     716,190       0.0%
    ASML Holding NV                           9,664   1,034,381       0.1%
    BE Semiconductor Industries NV            9,266     264,288       0.0%
    Beter Bed Holding NV                      5,444     140,417       0.0%
    BinckBank NV                             18,266     183,076       0.0%
    Boskalis Westminster NV                  28,617   1,486,956       0.1%
    Brunel International NV                   6,552     134,361       0.0%
    Corbion NV                                8,025     183,277       0.0%
    Delta Lloyd NV                           73,878   1,397,116       0.1%
    Fugro NV                                 16,532     475,459       0.0%
*   Galapagos NV                              6,731     283,467       0.0%
    Gemalto NV                                9,713     902,379       0.0%
*   Grontmij NV                              17,288      76,517       0.0%
*   Heijmans NV                               7,697     102,886       0.0%
    Heineken NV                               8,080     636,526       0.0%
    Hunter Douglas NV                           788      38,353       0.0%
*   ING Groep NV                             35,589     545,990       0.0%
*   ING Groep NV Sponsored ADR              240,205   3,679,941       0.2%
    KAS Bank NV                               4,420      59,952       0.0%
    Kendrion NV                               4,432     138,548       0.0%
    Koninklijke Ahold NV                    121,046   2,345,168       0.1%
    Koninklijke Ahold NV Sponsored ADR          369       7,163       0.0%
*   Koninklijke BAM Groep NV                 87,687     365,531       0.0%
    Koninklijke DSM NV                       25,324   1,444,243       0.1%
    Koninklijke KPN NV                      708,216   2,625,892       0.1%
    Koninklijke Philips NV(5986622)          33,809     968,433       0.1%
    Koninklijke Philips NV(500472303)        67,791   1,939,500       0.1%
    Koninklijke Ten Cate NV                   9,586     223,177       0.0%
    Koninklijke Vopak NV                     10,662     559,625       0.0%
*   Mota-Engil Africa NV                      1,511      11,847       0.0%
    Nederland Apparatenfabriek                  514      18,387       0.0%
*   Ordina NV                                31,120      59,943       0.0%
*   PostNL NV                                91,426     454,032       0.0%
    Randstad Holding NV                      31,876   1,901,109       0.1%
    Reed Elsevier NV                         39,231     946,150       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
NETHERLANDS -- (Continued)
    Reed Elsevier NV Sponsored ADR            4,200 $   200,550       0.0%
*   SBM Offshore NV                          80,084   1,034,194       0.1%
    Sligro Food Group NV                      4,325     166,894       0.0%
*   SNS Reaal NV                             38,309          --       0.0%
*   Telegraaf Media Groep NV                  4,962      32,452       0.0%
    TKH Group NV                             12,901     478,710       0.0%
    TNT Express NV                          161,511   1,378,669       0.1%
*   TomTom NV                                29,467     261,513       0.0%
    Unilever NV(B12T3J1)                     13,702     597,689       0.0%
    Unilever NV(904784709)                   33,228   1,444,753       0.1%
    USG People NV                            19,791     268,763       0.0%
    Wessanen                                 21,473     182,967       0.0%
    Wolters Kluwer NV                        70,283   2,276,997       0.1%
                                                    -----------       ---
TOTAL NETHERLANDS                                    44,747,288       2.0%
                                                    -----------       ---
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                        18,321       7,251       0.0%
    Air New Zealand, Ltd.                   142,895     293,654       0.0%
    Auckland International Airport, Ltd.    241,092     846,040       0.1%
*   Chorus, Ltd.                             30,341      70,610       0.0%
*   Chorus, Ltd. ADR                          2,187      24,910       0.0%
    Contact Energy, Ltd.                     91,456     396,052       0.0%
*   Diligent Board Member Services, Inc.      2,839      12,701       0.0%
    Ebos Group, Ltd.                          4,230      30,731       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.   88,801     439,780       0.0%
    Fletcher Building, Ltd.(6341606)         88,145     557,968       0.0%
    Fletcher Building, Ltd.(6341617)         12,299      76,854       0.0%
    Freightways, Ltd.                        30,285     140,984       0.0%
    Hallenstein Glasson Holdings, Ltd.          609       1,615       0.0%
    Infratil, Ltd.                          129,286     307,741       0.0%
    Kathmandu Holdings, Ltd.                  9,448      10,320       0.0%
    Mainfreight, Ltd.                        18,763     220,283       0.0%
    Metlifecare, Ltd.                        14,529      53,833       0.0%
    New Zealand Oil & Gas, Ltd.              51,054      22,769       0.0%
*   New Zealand Refining Co., Ltd. (The)      1,518       2,906       0.0%
    Nuplex Industries, Ltd.                  37,267      95,392       0.0%
    NZX, Ltd.                                14,855      13,365       0.0%
    PGG Wrightson, Ltd.                       8,757       3,306       0.0%
    Port of Tauranga, Ltd.                   16,991     217,123       0.0%
    Restaurant Brands New Zealand, Ltd.       7,686      24,339       0.0%
    Ryman Healthcare, Ltd.                   48,303     299,982       0.0%
    Sanford, Ltd.                            12,229      45,396       0.0%
    Sky Network Television, Ltd.             44,444     212,900       0.0%
    SKYCITY Entertainment Group, Ltd.       191,339     612,926       0.1%
    Spark New Zealand, Ltd.                 402,934     911,737       0.1%
    Summerset Group Holdings, Ltd.           17,606      46,575       0.0%
    Tower, Ltd.                              34,208      57,571       0.0%
    Trade Me Group, Ltd.                     35,988     104,820       0.0%
    TrustPower, Ltd.                         13,045      77,685       0.0%
    Vector, Ltd.                             54,504     134,322       0.0%
    Warehouse Group, Ltd. (The)              43,907      92,312       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
NEW ZEALAND -- (Continued)
*   Xero, Ltd.                                 1,644 $   24,832       0.0%
                                                     ----------       ---
TOTAL NEW ZEALAND                                     6,491,585       0.3%
                                                     ----------       ---
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA            85,601     61,534       0.0%
#*  Akastor ASA                               25,495     49,750       0.0%
    Aker ASA Class A                           8,131    183,119       0.0%
    Aker Solutions ASA                        25,495    155,209       0.0%
    American Shipping ASA                      4,970     20,951       0.0%
*   Archer, Ltd.                             102,251     37,943       0.0%
    Atea ASA                                  20,807    232,118       0.0%
    Austevoll Seafood ASA                     33,395    194,231       0.0%
    Bakkafrost P/F                             5,936    139,401       0.0%
    Bonheur ASA                                2,286     20,292       0.0%
    BW Offshore, Ltd.                        146,716    109,303       0.0%
    Deep Sea Supply P.L.C.                    40,840     21,981       0.0%
*   Det Norske Oljeselskap ASA                 9,178     67,250       0.0%
    DNB ASA                                   80,503  1,430,151       0.1%
*   DNO ASA                                  107,000    201,725       0.0%
*   DOF ASA                                   10,562     12,305       0.0%
*   Dolphin Group A.S.                        31,921      9,469       0.0%
    Ekornes ASA                                9,692    136,424       0.0%
*   Electromagnetic GeoServices ASA           12,748      5,074       0.0%
    Farstad Shipping ASA                       1,296      6,434       0.0%
    Fred Olsen Energy ASA                      3,872     34,794       0.0%
#*  Frontline, Ltd.                           30,717     79,006       0.0%
    Gjensidige Forsikring ASA                  8,699    151,333       0.0%
    Golar LNG, Ltd.                            3,007    108,237       0.0%
#*  Golden Ocean Group, Ltd.                  14,922     73,424       0.0%
*   Grieg Seafood ASA                          4,605     17,166       0.0%
    Hexagon Composites ASA                    21,960     70,742       0.0%
    Hoegh LNG Holdings, Ltd.                   3,797     51,175       0.0%
*   Kongsberg Automotive ASA                 153,481    127,684       0.0%
    Kongsberg Gruppen ASA                      4,332     93,087       0.0%
    Kvaerner ASA                              58,803     46,104       0.0%
    Leroy Seafood Group ASA                    6,888    228,520       0.0%
    Marine Harvest ASA                        45,436    553,799       0.1%
#*  Nordic Semiconductor ASA                  18,887    143,898       0.0%
    Norsk Hydro ASA                          140,724    666,441       0.1%
    Norsk Hydro ASA Sponsored ADR                800      3,784       0.0%
*   Norske Skogindustrier ASA                 49,653     28,509       0.0%
#*  Norwegian Air Shuttle ASA                  5,579    233,633       0.0%
*   Odfjell SE Class A                         2,716      7,624       0.0%
#   Opera Software ASA                         7,998     77,835       0.0%
    Orkla ASA                                 57,045    447,956       0.0%
*   Panoro Energy ASA                         83,120     12,922       0.0%
    Petroleum Geo-Services ASA                77,465    514,349       0.1%
*   PhotoCure ASA                              1,301      6,060       0.0%
    Prosafe SE                                62,280    221,499       0.0%
#*  Q-Free ASA                                 7,768     13,574       0.0%
*   REC Silicon ASA                          693,725    193,708       0.0%
*   REC Solar ASA                              5,399     73,027       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
NORWAY -- (Continued)
    Salmar ASA                                8,154 $   132,384       0.0%
    Schibsted ASA                             3,700     230,209       0.0%
#   Seadrill, Ltd.(B0HWHV8)                  23,345     305,586       0.0%
#   Seadrill, Ltd.(B09RMQ1)                  11,860     151,161       0.0%
    Sevan Marine ASA                          7,182      18,853       0.0%
    Siem Offshore, Inc.                      52,788      18,990       0.0%
    Solstad Offshore ASA                        465       2,988       0.0%
#*  Songa Offshore                           71,183      15,971       0.0%
    SpareBank 1 SMN                          19,156     171,116       0.0%
    SpareBank 1 SR Bank ASA                  30,585     226,831       0.0%
    Statoil ASA                              94,291   1,999,003       0.1%
    Statoil ASA Sponsored ADR                50,912   1,080,862       0.1%
    Stolt-Nielsen, Ltd.                       5,510     102,720       0.0%
*   Storebrand ASA                          112,126     396,444       0.0%
    Subsea 7 SA                              40,253     447,123       0.0%
    Telenor ASA                              19,241     434,561       0.0%
    TGS Nopec Geophysical Co. ASA             8,427     214,459       0.0%
    Tomra Systems ASA                        30,975     301,409       0.0%
    Veidekke ASA                             16,742     205,675       0.0%
    Wilh Wilhelmsen ASA                      15,703     102,260       0.0%
    Wilh Wilhelmsen Holding ASA Class A       3,841      92,615       0.0%
    Yara International ASA                   18,472     946,458       0.1%
                                                    -----------       ---
TOTAL NORWAY                                         14,972,232       0.7%
                                                    -----------       ---
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                3,386      26,919       0.0%
    Cia de Minas Buenaventura SAA ADR         1,800      20,124       0.0%
    Credicorp, Ltd.                           3,175     484,346       0.0%
    Grana y Montero SAA Sponsored ADR        10,766      86,343       0.0%
                                                    -----------       ---
TOTAL PERU                                              617,732       0.0%
                                                    -----------       ---
PHILIPPINES -- (0.4%)
    Aboitiz Equity Ventures, Inc.            96,000     121,930       0.0%
    Aboitiz Power Corp.                     248,200     238,954       0.0%
    Alliance Global Group, Inc.             568,200     322,910       0.0%
    Atlas Consolidated Mining &
      Development Corp.                     113,900      20,430       0.0%
    Ayala Corp.                              11,560     202,142       0.0%
    Ayala Land, Inc.                        233,300     201,837       0.0%
    Bank of the Philippine Islands          100,125     227,410       0.0%
    BDO Unibank, Inc.                       208,945     510,966       0.1%
    Belle Corp.                             564,800      52,846       0.0%
    Cebu Air, Inc.                           52,080      99,375       0.0%
    Century Properties Group, Inc.          730,005      14,942       0.0%
    China Banking Corp.                      80,867      82,964       0.0%
    D&L Industries, Inc.                    202,600      90,774       0.0%
    DMCI Holdings, Inc.                     862,650     290,287       0.0%
    EEI Corp.                               181,100      40,047       0.0%
*   Empire East Land Holdings, Inc.       1,000,000      19,735       0.0%
    Energy Development Corp.              2,480,900     449,945       0.1%
    Filinvest Land, Inc.                  3,738,000     159,186       0.0%
    First Gen Corp.                         225,500     141,944       0.0%
    First Philippine Holdings Corp.          96,560     201,075       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
PHILIPPINES -- (Continued)
    Globe Telecom, Inc.                        5,830 $  285,034       0.0%
    International Container Terminal
      Services, Inc.                          91,130    224,777       0.0%
    JG Summit Holdings, Inc.                  75,950    121,660       0.0%
    Jollibee Foods Corp.                      30,800    137,444       0.0%
*   Lepanto Consolidated Mining Co.          269,000      1,445       0.0%
    Lopez Holdings Corp.                     713,700    138,337       0.0%
    LT Group, Inc.                           135,000     45,070       0.0%
    Manila Electric Co.                       11,290     65,991       0.0%
    Manila Water Co., Inc.                   139,600     77,585       0.0%
    Megaworld Corp.                        3,054,000    362,066       0.0%
    Metro Pacific Investments Corp.        1,038,000    105,400       0.0%
    Metropolitan Bank & Trust Co.            218,372    455,219       0.1%
*   Pepsi-Cola Products Philippines, Inc.    343,700     33,580       0.0%
    Philippine Long Distance Telephone
      Co. Sponsored ADR                        1,000     64,440       0.0%
*   Philippine National Bank                  95,595    166,068       0.0%
    Philippine Stock Exchange, Inc. (The)        312      2,212       0.0%
    Philweb Corp.                             57,200     18,902       0.0%
    RFM Corp.                                196,000     22,610       0.0%
    Rizal Commercial Banking Corp.            90,960     93,241       0.0%
    Robinsons Land Corp.                     386,900    259,793       0.0%
    San Miguel Corp.                          79,630    122,363       0.0%
    Security Bank Corp.                       67,084    252,777       0.0%
    Semirara Mining and Power Corp.           47,880    177,839       0.0%
    SM Investments Corp.                      10,050    203,037       0.0%
    SM Prime Holdings, Inc.                  606,126    253,457       0.0%
*   Top Frontier Investment Holdings, Inc.     3,465      7,721       0.0%
    Trans-Asia Oil & Energy Development
      Corp.                                  357,000     17,605       0.0%
    Union Bank of the Philippines             70,785    104,794       0.0%
    Universal Robina Corp.                   152,730    744,802       0.1%
    Vista Land & Lifescapes, Inc.          1,095,800    184,321       0.0%
                                                     ----------       ---
TOTAL PHILIPPINES                                     8,239,289       0.4%
                                                     ----------       ---
POLAND -- (0.4%)
*   Agora SA                                   8,317     25,835       0.0%
*   Alior Bank SA                              1,914     46,706       0.0%
*   AmRest Holdings SE                         2,020     73,618       0.0%
    Asseco Poland SA                          11,064    186,392       0.0%
    Bank Handlowy w Warszawie SA               7,603    240,436       0.0%
    Bank Millennium SA                       106,810    216,914       0.0%
    Bank Pekao SA                              5,415    281,465       0.0%
    Bank Zachodni WBK SA                       1,804    186,279       0.0%
*   Bioton SA                                  9,806     15,513       0.0%
*   Boryszew SA                               30,133     50,403       0.0%
    Budimex SA                                 2,209    107,945       0.0%
    CCC SA                                     2,271    119,957       0.0%
*   CD Projekt SA                              4,949     28,371       0.0%
    Ciech SA                                  10,050    163,684       0.0%
    Cyfrowy Polsat SA                         19,796    138,007       0.0%
*   Echo Investment SA                        73,042    137,737       0.0%
    Emperia Holding SA                         2,574     45,640       0.0%
    Eurocash SA                               13,468    136,604       0.0%
    Famur SA                                   6,474      5,184       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
POLAND -- (Continued)
*   Farmacol SA                                2,588 $   40,581       0.0%
*   Getin Holding SA                          65,107     38,808       0.0%
*   Getin Noble Bank SA                      326,189    161,949       0.0%
*   Global City Holdings NV                       36        396       0.0%
    Grupa Azoty SA                             3,245     73,973       0.0%
    Grupa Kety SA                              1,370    120,331       0.0%
*   Grupa Lotos SA                            32,417    276,849       0.0%
*   Impexmetal SA                             16,373     15,033       0.0%
    ING Bank Slaski SA                         6,134    241,750       0.0%
    Inter Cars SA                              1,704    121,830       0.0%
    Kernel Holding SA                         11,292    108,936       0.0%
    KGHM Polska Miedz SA                      22,546    790,519       0.1%
*   Kopex SA                                   7,393     20,636       0.0%
*   KRUK SA                                      396     16,843       0.0%
*   LC Corp. SA                               51,834     28,230       0.0%
    LPP SA                                        85    180,541       0.0%
    Lubelski Wegiel Bogdanka SA                6,641    161,943       0.0%
    mBank SA                                   1,468    189,860       0.0%
    Netia SA                                  88,492    144,790       0.0%
    Neuca SA                                     155     12,440       0.0%
    Orange Polska SA                          94,408    267,420       0.0%
    Orbis SA                                   4,643     70,983       0.0%
    Pelion SA                                  1,918     45,803       0.0%
    PGE Polska Grupa Energetyczna SA          90,657    521,654       0.1%
*   Polnord SA                                 9,078     27,057       0.0%
    Polski Koncern Naftowy Orlen SA           82,502  1,566,842       0.1%
    Polskie Gornictwo Naftowe i
      Gazownictwo SA                         101,680    183,401       0.0%
    Powszechna Kasa Oszczednosci Bank
      Polski SA                               61,457    614,597       0.1%
    Powszechny Zaklad Ubezpieczen SA           1,868    243,633       0.0%
*   Rafako SA                                  2,291      4,480       0.0%
*   Sygnity SA                                 4,962     17,780       0.0%
    Synthos SA                               105,358    137,989       0.0%
    Tauron Polska Energia SA                 234,657    313,850       0.0%
*   Trakcja SA                                14,934     41,020       0.0%
*   TVN SA                                    18,625     87,935       0.0%
    Warsaw Stock Exchange                      5,032     68,658       0.0%
                                                     ----------       ---
TOTAL POLAND                                          9,166,030       0.4%
                                                     ----------       ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                             42,109    180,596       0.0%
*   Banco BPI SA                             117,003    191,252       0.0%
*   Banco Comercial Portugues SA           7,326,968    729,627       0.1%
*   Banco Espirito Santo SA                  499,965         --       0.0%
    EDP - Energias de Portugal SA            150,256    600,783       0.0%
    EDP Renovaveis SA                         71,905    502,639       0.0%
    Galp Energia SGPS SA                      47,304    646,157       0.1%
    Jeronimo Martins SGPS SA                  31,231    455,579       0.0%
    Mota-Engil SGPS SA                        17,204     59,345       0.0%
    NOS SGPS SA                               69,039    502,864       0.0%
    Portucel SA                               57,125    279,479       0.0%
    Portugal Telecom SGPS SA                 129,611     82,272       0.0%
    REN - Redes Energeticas Nacionais
      SGPS SA                                 71,755    224,630       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
PORTUGAL -- (Continued)
    Semapa-Sociedade de Investimento e
      Gestao                                  18,821 $  269,563       0.0%
*   Sonae Industria SGPS SA                2,616,000     23,229       0.0%
    Sonae SGPS SA                            312,890    435,052       0.0%
    Teixeira Duarte SA                        25,644     19,676       0.0%
                                                     ----------       ---
TOTAL PORTUGAL                                        5,202,743       0.2%
                                                     ----------       ---
RUSSIA -- (0.3%)
    Etalon Group, Ltd. GDR                     2,879      7,648       0.0%
    Eurasia Drilling Co., Ltd. GDR             5,283    104,552       0.0%
*   Exillon Energy P.L.C.                      3,012      5,090       0.0%
    Gazprom OAO Sponsored ADR                375,292  2,198,816       0.1%
*   Globaltrans Investment P.L.C. GDR          6,002     29,710       0.0%
    Lukoil OAO Sponsored ADR                  18,857    964,639       0.1%
    Magnitogorsk Iron & Steel Works OJSC
      GDR                                     23,119     85,884       0.0%
*   Mail.ru Group, Ltd. GDR                    1,154     27,528       0.0%
*   Mechel Sponsored ADR                      32,520     45,528       0.0%
    MMC Norilsk Nickel OJSC ADR                9,287    174,944       0.0%
    Novolipetsk Steel OJSC GDR                 7,015     92,620       0.0%
    Phosagro OAO GDR                           4,488     54,708       0.0%
    PIK Group GDR                             13,885     49,997       0.0%
    Rosneft OAO GDR                           64,780    319,638       0.0%
    Rostelecom OJSC Sponsored ADR                900      8,446       0.0%
    RusHydro JSC ADR                         218,605    263,030       0.0%
    Sberbank of Russia Sponsored ADR          69,628    413,261       0.0%
    Severstal PAO GDR                         32,370    358,837       0.0%
    Tatneft OAO Sponsored ADR                 24,677    846,473       0.1%
    Uralkali PJSC GDR                         12,598    185,290       0.0%
    VimpelCom, Ltd.                           12,215     69,259       0.0%
    VTB Bank OJSC GDR                        110,386    273,021       0.0%
*   X5 Retail Group NV GDR                    12,244    247,888       0.0%
                                                     ----------       ---
TOTAL RUSSIA                                          6,826,807       0.3%
                                                     ----------       ---
SINGAPORE -- (1.0%)
*   Abterra, Ltd.                             32,000     12,897       0.0%
    Amara Holdings, Ltd.                      25,000     10,394       0.0%
    Amtek Engineering, Ltd.                   66,000     33,413       0.0%
    ASL Marine Holdings, Ltd.                 32,200     10,167       0.0%
#   Aspial Corp., Ltd.                       120,000     34,948       0.0%
#*  Ausgroup, Ltd.                           184,000     33,945       0.0%
    Banyan Tree Holdings, Ltd.                54,000     22,413       0.0%
#*  Biosensors International Group, Ltd.     355,000    221,165       0.0%
    Bonvests Holdings, Ltd.                   22,000     22,510       0.0%
*   Boustead Projects Pte., Ltd.              15,189     11,996       0.0%
    Boustead Singapore, Ltd.                  50,633     54,041       0.0%
    Breadtalk Group, Ltd.                     27,000     28,829       0.0%
*   Broadway Industrial Group, Ltd.           55,533      8,804       0.0%
    Bukit Sembawang Estates, Ltd.             22,000     85,601       0.0%
    Bund Center Investment, Ltd.             259,000     38,596       0.0%
    CapitaLand, Ltd.                         381,500  1,061,651       0.1%
#   Centurion Corp., Ltd.                     35,000     14,234       0.0%
    China Aviation Oil Singapore Corp.,
      Ltd.                                    33,600     21,671       0.0%
    China Merchants Holdings Pacific, Ltd.    75,900     67,638       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
SINGAPORE -- (Continued)
    Chip Eng Seng Corp., Ltd.                230,000 $  154,450       0.0%
    City Developments, Ltd.                   54,000    434,481       0.1%
#   Cityspring Infrastructure Trust          102,000     44,676       0.0%
    ComfortDelGro Corp., Ltd.                235,000    544,412       0.1%
    Cosco Corp. Singapore, Ltd.              376,000    171,572       0.0%
    CSE Global, Ltd.                         225,000     97,644       0.0%
    CWT, Ltd.                                119,200    172,872       0.0%
    DBS Group Holdings, Ltd.                 132,383  2,103,615       0.1%
*   Del Monte Pacific, Ltd.                  179,159     56,869       0.0%
#   Dyna-Mac Holdings, Ltd.                  150,000     37,406       0.0%
    Elec & Eltek International Co., Ltd.       5,000      5,193       0.0%
    Eu Yan Sang International, Ltd.           10,000      5,061       0.0%
#   Ezion Holdings, Ltd.                     474,880    430,572       0.0%
#*  Ezra Holdings, Ltd.                      364,609    120,861       0.0%
    Falcon Energy Group, Ltd.                 66,000     13,727       0.0%
    Far East Orchard, Ltd.                    34,076     44,287       0.0%
#   First Resources, Ltd.                    163,000    218,606       0.0%
    FJ Benjamin Holdings, Ltd.                34,000      3,301       0.0%
    Food Empire Holdings, Ltd.                19,000      3,781       0.0%
    Fragrance Group, Ltd.                    206,000     31,927       0.0%
    Frasers Centrepoint, Ltd.                  9,700     13,877       0.0%
*   Gallant Venture, Ltd.                    119,000     21,992       0.0%
    Genting Hong Kong, Ltd.                  281,000    104,517       0.0%
    Genting Singapore P.L.C.                 266,000    205,514       0.0%
#*  Geo Energy Resources, Ltd.               138,000     20,499       0.0%
    Global Logistic Properties, Ltd.         129,000    267,551       0.0%
    Global Premium Hotels, Ltd.               11,680      2,991       0.0%
    GMG Global, Ltd.                         322,000     17,989       0.0%
    Golden Agri-Resources, Ltd.            1,033,000    326,792       0.0%
    Great Eastern Holdings, Ltd.               4,000     76,138       0.0%
    GuocoLand, Ltd.                           69,666     99,902       0.0%
    GuocoLeisure, Ltd.                       132,000     91,638       0.0%
*   Healthway Medical Corp., Ltd.            221,000      8,671       0.0%
    Hi-P International, Ltd.                 139,000     64,092       0.0%
    Hiap Hoe, Ltd.                            39,000     23,811       0.0%
    Ho Bee Land, Ltd.                        102,000    178,636       0.0%
    Hong Fok Corp., Ltd.                     109,200     78,191       0.0%
    Hong Leong Asia, Ltd.                     42,000     42,157       0.0%
    Hongkong Land Holdings, Ltd.              22,000    178,091       0.0%
    Hotel Grand Central, Ltd.                 34,883     39,511       0.0%
    HTL International Holdings, Ltd.          66,000     12,892       0.0%
    Hutchison Port Holdings Trust            521,000    351,029       0.0%
#   Hyflux, Ltd.                             155,000    112,823       0.0%
    Indofood Agri Resources, Ltd.            175,000     96,185       0.0%
    InnoTek, Ltd.                             46,000      8,323       0.0%
    Innovalues, Ltd.                          36,000     21,426       0.0%
*   Interra Resources, Ltd.                  138,000     18,299       0.0%
    IPC Corp., Ltd.                           72,000      9,724       0.0%
    Jardine Cycle & Carriage, Ltd.             5,000    152,356       0.0%
    k1 Ventures, Ltd.                        375,000     58,020       0.0%
    Keppel Corp., Ltd.                        60,000    394,093       0.0%
    Keppel Infrastructure Trust               79,000     67,799       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SINGAPORE -- (Continued)
    Keppel Telecommunications &
      Transportation, Ltd.                    10,000 $   12,363       0.0%
    Koh Brothers Group, Ltd.                  48,000     13,060       0.0%
    KSH Holdings, Ltd.                        48,000     18,663       0.0%
    Lian Beng Group, Ltd.                    185,000     78,907       0.0%
#*  Linc Energy, Ltd.                         85,321     23,999       0.0%
    Low Keng Huat Singapore, Ltd.             66,000     37,607       0.0%
    M1, Ltd.                                  47,000    126,273       0.0%
*   Manhattan Resources, Ltd.                 18,900      3,698       0.0%
*   Marco Polo Marine, Ltd.                   72,000     14,986       0.0%
    Mermaid Maritime PCL                     142,000     26,191       0.0%
    Mewah International, Inc.                 80,000     21,467       0.0%
#   Midas Holdings, Ltd.                     424,000    124,191       0.0%
#   Nam Cheong, Ltd.                         508,500    128,130       0.0%
*   Neptune Orient Lines, Ltd.               223,000    190,807       0.0%
    Nera Telecommunications, Ltd.             53,000     27,421       0.0%
    Noble Group, Ltd.                        924,300    601,920       0.1%
    Olam International, Ltd.                 112,000    170,821       0.0%
#   OSIM International, Ltd.                  49,000     75,069       0.0%
#   OUE Hospitality Trust                     14,167     10,432       0.0%
    OUE, Ltd.                                 85,000    141,861       0.0%
    Oversea-Chinese Banking Corp., Ltd.      227,061  1,828,494       0.1%
    Oxley Holdings, Ltd.                      80,000     30,743       0.0%
    Pan-United Corp., Ltd.                    43,000     27,096       0.0%
    Penguin International, Ltd.              125,000     20,262       0.0%
    Petra Foods, Ltd.                          7,000     20,475       0.0%
    QAF, Ltd.                                 35,534     30,815       0.0%
    Raffles Education Corp., Ltd.            110,370     26,710       0.0%
    Raffles Medical Group, Ltd.               82,356    250,550       0.0%
    Rotary Engineering, Ltd.                  55,000     22,844       0.0%
    SATS, Ltd.                               135,870    327,359       0.0%
    SBS Transit, Ltd.                         11,500     15,805       0.0%
    SembCorp Industries, Ltd.                 98,000    333,974       0.0%
#   SembCorp Marine, Ltd.                     90,000    201,301       0.0%
    Sheng Siong Group, Ltd.                   80,000     50,708       0.0%
    SHS Holdings, Ltd.                        97,000     16,809       0.0%
    SIA Engineering Co., Ltd.                 10,000     31,619       0.0%
    Sim Lian Group, Ltd.                      42,000     27,176       0.0%
    Sinarmas Land, Ltd.                      412,000    219,043       0.0%
    Sing Holdings, Ltd.                       16,000      3,962       0.0%
    Singapore Airlines, Ltd.                  84,000    773,991       0.1%
    Singapore Exchange, Ltd.                  59,000    379,242       0.0%
    Singapore Post, Ltd.                     222,000    320,084       0.0%
#   Singapore Press Holdings, Ltd.            61,000    193,039       0.0%
    Singapore Technologies Engineering, Ltd.  98,000    267,537       0.0%
    Singapore Telecommunications, Ltd.       390,000  1,303,223       0.1%
#*  Sino Grandness Food Industry Group, Ltd. 156,000     39,820       0.0%
    SMRT Corp., Ltd.                         144,000    183,253       0.0%
    Stamford Land Corp., Ltd.                150,000     65,664       0.0%
    StarHub, Ltd.                             22,000     70,251       0.0%
    Sunningdale Tech, Ltd.                   190,000     30,060       0.0%
*   SunVic Chemical Holdings, Ltd.            69,000     23,408       0.0%
#   Super Group, Ltd.                        166,000    186,493       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SINGAPORE -- (Continued)
*   Swiber Holdings, Ltd.                   211,500 $    31,537       0.0%
#   Swissco Holdings, Ltd.                   57,000      21,196       0.0%
    Tat Hong Holdings, Ltd.                 151,000      71,093       0.0%
*   Tiger Airways Holdings, Ltd.            134,900      35,611       0.0%
    Tiong Woon Corp. Holding, Ltd.           31,000       4,810       0.0%
    Tuan Sing Holdings, Ltd.                136,107      41,579       0.0%
    UMS Holdings, Ltd.                       70,000      29,848       0.0%
    United Engineers, Ltd.                   87,000     174,104       0.0%
    United Industrial Corp., Ltd.           114,070     295,507       0.0%
    United Overseas Bank, Ltd.               74,987   1,384,634       0.1%
    UOB-Kay Hian Holdings, Ltd.              70,951      82,002       0.0%
    UOL Group, Ltd.                          95,055     571,565       0.1%
    UPP Holdings, Ltd.                       64,000      11,228       0.0%
*   Vard Holdings, Ltd.                     157,000      75,661       0.0%
    Venture Corp., Ltd.                      49,700     316,967       0.0%
    Vibrant Group, Ltd.                     179,000      13,918       0.0%
    Wee Hur Holdings, Ltd.                  112,500      30,579       0.0%
    Wilmar International, Ltd.              115,000     282,454       0.0%
    Wing Tai Holdings, Ltd.                 140,221     207,490       0.0%
    Yeo Hiap Seng, Ltd.                       7,068       8,996       0.0%
    Yongnam Holdings, Ltd.                  333,000      40,735       0.0%
                                                    -----------       ---
TOTAL SINGAPORE                                      22,556,945       1.0%
                                                    -----------       ---
SOUTH AFRICA -- (1.9%)
*   Adcock Ingram Holdings, Ltd.             32,528     144,604       0.0%
    Adcorp Holdings, Ltd.                     1,617       4,236       0.0%
    Advtech, Ltd.                            78,146      64,867       0.0%
    Aeci, Ltd.                               37,099     404,308       0.0%
*   African Bank Investments, Ltd.          160,097       1,564       0.0%
    African Oxygen, Ltd.                     21,153      24,699       0.0%
    African Rainbow Minerals, Ltd.           31,896     291,015       0.0%
    Allied Electronics Corp., Ltd.            8,984      10,196       0.0%
*   Anglo American Platinum, Ltd.             3,203      88,466       0.0%
*   AngloGold Ashanti, Ltd.                   2,804      31,843       0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR   104,220   1,180,813       0.1%
*   ArcelorMittal South Africa, Ltd.         22,619      37,739       0.0%
    Aspen Pharmacare Holdings, Ltd.          16,002     486,614       0.0%
    Assore, Ltd.                              5,799      56,091       0.0%
    Astral Foods, Ltd.                       11,608     176,203       0.0%
*   Aveng, Ltd.                              76,749      68,888       0.0%
    AVI, Ltd.                               123,756     848,057       0.1%
    Barclays Africa Group, Ltd.              56,670     907,743       0.1%
    Barloworld, Ltd.                         83,546     666,487       0.0%
*   Basil Read Holdings, Ltd.                24,073       5,476       0.0%
    Bidvest Group, Ltd. (The)                63,969   1,733,820       0.1%
*   Brait SE                                 43,128     328,089       0.0%
    Business Connexion Group, Ltd.           66,747      35,177       0.0%
    Capitec Bank Holdings, Ltd.              14,213     669,235       0.0%
    Cashbuild, Ltd.                           6,497     152,485       0.0%
    Caxton and CTP Publishers and
      Printers, Ltd.                          3,193       5,017       0.0%
    City Lodge Hotels, Ltd.                   3,620      46,522       0.0%
    Clicks Group, Ltd.                       53,010     406,251       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
*   Consolidated Infrastructure Group, Ltd.    4,845 $   11,624       0.0%
    Coronation Fund Managers, Ltd.            32,137    245,543       0.0%
    DataTec, Ltd.                             20,384    105,868       0.0%
    Discovery, Ltd.                          106,381  1,180,566       0.1%
    Distell Group, Ltd.                        5,376     72,670       0.0%
    Distribution and Warehousing Network,
      Ltd.                                    53,514     28,429       0.0%
    DRDGOLD, Ltd.                             84,168     15,783       0.0%
    EOH Holdings, Ltd.                        34,170    463,654       0.0%
*   Eqstra Holdings, Ltd.                     14,728      4,679       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.    4,215        585       0.0%
    Exxaro Resources, Ltd.                    20,185    165,236       0.0%
    Famous Brands, Ltd.                        9,753     99,996       0.0%
    FirstRand, Ltd.                          270,073  1,290,164       0.1%
    Foschini Group, Ltd. (The)                56,088    830,465       0.1%
    Gold Fields, Ltd. Sponsored ADR          295,397  1,349,964       0.1%
    Grand Parade Investments, Ltd.            20,425     11,275       0.0%
    Grindrod, Ltd.                           113,853    155,730       0.0%
    Group Five, Ltd.                          29,546     68,046       0.0%
    Growthpoint Properties, Ltd.             121,889    285,900       0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored
      ADR                                     97,449    189,051       0.0%
    Hudaco Industries, Ltd.                    8,650     90,398       0.0%
    Iliad Africa, Ltd.                         2,000      1,372       0.0%
    Illovo Sugar, Ltd.                        50,775     91,751       0.0%
*   Impala Platinum Holdings, Ltd.            40,993    228,146       0.0%
    Imperial Holdings, Ltd.                   63,126  1,057,129       0.1%
    Investec, Ltd.                            38,315    364,321       0.0%
*   JD Group, Ltd.                            38,227    107,653       0.0%
    JSE, Ltd.                                 17,413    194,860       0.0%
    Kumba Iron Ore, Ltd.                       1,908     25,735       0.0%
    Lewis Group, Ltd.                         40,038    290,953       0.0%
    Liberty Holdings, Ltd.                    32,125    448,006       0.0%
    Life Healthcare Group Holdings, Ltd.     120,481    413,786       0.0%
    Massmart Holdings, Ltd.                   21,152    265,974       0.0%
    Mediclinic International, Ltd.            49,111    520,055       0.0%
    Merafe Resources, Ltd.                   389,559     28,492       0.0%
    Metair Investments, Ltd.                  25,311     77,952       0.0%
    MMI Holdings, Ltd.                       295,025    839,405       0.1%
    Mondi, Ltd.                               24,210    488,185       0.0%
    Mpact, Ltd.                               26,884     97,602       0.0%
    Mr Price Group, Ltd.                      33,297    710,895       0.0%
    MTN Group, Ltd.                           92,611  1,859,528       0.1%
    Murray & Roberts Holdings, Ltd.           94,705    104,768       0.0%
    Nampak, Ltd.                             176,790    633,147       0.0%
    Naspers, Ltd. Class N                      7,392  1,159,700       0.1%
    Nedbank Group, Ltd.                       34,358    742,111       0.0%
    Netcare, Ltd.                            253,546    886,959       0.1%
*   Northam Platinum, Ltd.                    67,705    278,301       0.0%
    Oceana Group, Ltd.                        10,487     93,642       0.0%
    Omnia Holdings, Ltd.                      20,236    279,129       0.0%
    Peregrine Holdings, Ltd.                  37,081     86,837       0.0%
    Pick n Pay Stores, Ltd.                   51,127    244,793       0.0%
*   Pinnacle Holdings, Ltd.                   38,098     36,148       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Pioneer Foods, Ltd.                      19,187 $   299,787       0.0%
    PPC, Ltd.                               106,470     152,504       0.0%
    PSG Group, Ltd.                          36,708     602,704       0.0%
*   Quantum Foods Holdings, Ltd.             19,187       6,121       0.0%
    Raubex Group, Ltd.                       27,230      40,957       0.0%
    RCL Foods, Ltd.                          37,465      55,263       0.0%
    Reunert, Ltd.                            51,765     264,021       0.0%
    Sanlam, Ltd.                            288,271   1,864,426       0.1%
    Santam, Ltd.                              4,312      84,363       0.0%
*   Sappi, Ltd.                             189,767     779,653       0.1%
*   Sappi, Ltd. Sponsored ADR                35,009     141,961       0.0%
    Sasol, Ltd.                               3,423     137,822       0.0%
    Sasol, Ltd. Sponsored ADR                46,615   1,876,254       0.1%
    Shoprite Holdings, Ltd.                  36,188     517,775       0.0%
    Sibanye Gold, Ltd.                      152,779     362,591       0.0%
    Sibanye Gold, Ltd. Sponsored ADR         20,552     194,216       0.0%
    Spar Group, Ltd. (The)                   37,112     594,427       0.0%
    Spur Corp., Ltd.                         10,572      32,801       0.0%
    Standard Bank Group, Ltd.               103,268   1,513,695       0.1%
*   Stefanutti Stocks Holdings, Ltd.         21,041      10,207       0.0%
    Steinhoff International Holdings, Ltd.  308,096   1,954,954       0.1%
    Sun International, Ltd.                  19,909     221,343       0.0%
*   Super Group, Ltd.                        92,311     279,778       0.0%
*   Telkom SA SOC, Ltd.                      97,670     671,407       0.0%
*   Telkom SA SOC, Ltd. Sponsored ADR         1,800      49,140       0.0%
    Tiger Brands, Ltd.                       21,031     547,378       0.0%
    Times Media Group, Ltd.                     254         468       0.0%
    Tongaat Hulett, Ltd.                     24,098     266,856       0.0%
    Trencor, Ltd.                            20,950     115,682       0.0%
    Truworths International, Ltd.            86,997     634,069       0.0%
    Tsogo Sun Holdings, Ltd.                 52,225     121,232       0.0%
    Vodacom Group, Ltd.                      10,423     129,948       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.          12,652     118,545       0.0%
    Woolworths Holdings, Ltd.               117,532     884,164       0.1%
    Zeder Investments, Ltd.                  39,899      29,731       0.0%
                                                    -----------       ---
TOTAL SOUTH AFRICA                                   43,755,709       1.9%
                                                    -----------       ---
SOUTH KOREA -- (3.7%)
*   Advanced Process Systems Corp.            4,039      36,359       0.0%
    Aekyung Petrochemical Co., Ltd.             652      44,411       0.0%
#*  Agabang&Company                           8,724     105,703       0.0%
*   AJ Rent A Car Co., Ltd.                   1,260      18,524       0.0%
    AK Holdings, Inc.                         1,291     102,502       0.0%
    Amorepacific Corp.                          132     478,254       0.0%
    AMOREPACIFIC Group                          563     856,054       0.1%
*   Amotech Co., Ltd.                         3,651      54,327       0.0%
    Anapass, Inc.                             1,105      16,212       0.0%
    Asia Cement Co., Ltd.                       490      55,472       0.0%
    ASIA Holdings Co., Ltd.                     778     114,346       0.0%
    Asia Paper Manufacturing Co., Ltd.        1,774      52,015       0.0%
*   Asiana Airlines, Inc.                    32,610     234,089       0.0%
    AtlasBX Co., Ltd.                         2,108      79,189       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
SOUTH KOREA -- (Continued)
*   AUK Corp.                                    7,540 $ 18,404       0.0%
*   Basic House Co., Ltd. (The)                  1,300   25,652       0.0%
*   BH Co., Ltd.                                 3,736   28,473       0.0%
    Binggrae Co., Ltd.                           1,160   92,870       0.0%
    BNK Financial Group, Inc.                   52,032  777,859       0.1%
    Boryung Pharmaceutical Co., Ltd.               308   14,159       0.0%
    Bukwang Pharmaceutical Co., Ltd.             4,239   97,375       0.0%
#*  Capro Corp.                                 15,677   62,183       0.0%
*   Celltrion Pharm, Inc.                        2,136   37,125       0.0%
#*  Celltrion, Inc.                              2,695  214,564       0.0%
#*  Chabiotech Co., Ltd.                         5,500   84,103       0.0%
*   Chadiostech Co., Ltd.                        1,052    4,015       0.0%
*   Cheil Worldwide, Inc.                        9,650  206,148       0.0%
*   Chemtronics Co., Ltd.                        2,572   22,628       0.0%
*   Chin Hung International, Inc.                6,886   14,592       0.0%
#*  China Great Star International, Ltd.         7,878   18,299       0.0%
*   China Ocean Resources Co., Ltd.             23,752   82,645       0.0%
    Chong Kun Dang Holdings Corp.                  984   66,149       0.0%
    Chong Kun Dang Pharmaceutical Corp.          2,545  169,626       0.0%
    CJ CGV Co., Ltd.                             2,736  202,436       0.0%
    CJ CheilJedang Corp.                         1,826  710,126       0.1%
    CJ Corp.                                     3,789  673,622       0.1%
*   CJ E&M Corp.                                 5,469  298,887       0.0%
*   CJ Korea Express Co., Ltd.                   1,607  306,554       0.0%
    CJ O Shopping Co., Ltd.                        850  190,147       0.0%
*   CNK International Co., Ltd.                  7,639    4,610       0.0%
*   Com2uSCorp                                     390   65,748       0.0%
*   Cosmochemical Co., Ltd.                      3,760   18,848       0.0%
    Coway Co., Ltd.                              5,146  432,175       0.0%
    Crown Confectionery Co., Ltd.                  181   51,624       0.0%
    D.I Corp.                                    5,590   37,495       0.0%
    Dae Han Flour Mills Co., Ltd.                  349   65,408       0.0%
    Dae Won Kang Up Co., Ltd.                    9,910   60,263       0.0%
*   Dae-Il Corp.                                 7,510   39,744       0.0%
*   Daechang Co., Ltd.                          10,260    9,969       0.0%
    Daeduck Electronics Co.                     11,360  100,609       0.0%
    Daeduck GDS Co., Ltd.                        7,580   86,299       0.0%
    Daehan Steel Co., Ltd.                       5,480   35,468       0.0%
*   Daekyung Machinery & Engineering Co., Ltd.   4,760    7,539       0.0%
#   Daelim Industrial Co., Ltd.                  6,172  475,324       0.0%
    Daesang Corp.                                4,120  178,030       0.0%
    Daesang Holdings Co., Ltd.                   5,320  137,685       0.0%
    Daewon Pharmaceutical Co., Ltd.              2,237   37,839       0.0%
#*  Daewoo Engineering & Construction Co., Ltd. 28,310  187,429       0.0%
    Daewoo International Corp.                   3,736  108,990       0.0%
    Daewoo Securities Co., Ltd.                 39,392  614,828       0.1%
    Daewoo Shipbuilding & Marine Engineering
      Co., Ltd.                                 10,914  183,458       0.0%
    Daewoong Pharmaceutical Co., Ltd.              603   36,262       0.0%
    Daishin Securities Co., Ltd.                16,021  210,286       0.0%
    Daum Kakao Corp.                             2,249  225,356       0.0%
    DGB Financial Group, Inc.                   55,971  631,811       0.1%
    Dong-A Socio Holdings Co., Ltd.                678   97,015       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
SOUTH KOREA -- (Continued)
*   Dongaone Co., Ltd.                           3,570 $  9,378       0.0%
*   Dongbu HiTek Co., Ltd.                       5,940   45,451       0.0%
    Dongbu Insurance Co., Ltd.                  12,076  613,721       0.1%
    Dongbu Securities Co., Ltd.                 12,698   77,805       0.0%
    Dongjin Semichem Co., Ltd.                   2,909   14,233       0.0%
    Dongkuk Industries Co., Ltd.                 6,319   23,548       0.0%
*   Dongkuk Steel Mill Co., Ltd.                14,737   87,524       0.0%
    Dongkuk Structure & Construction Co., Ltd.   6,265   21,181       0.0%
    Dongsung Holdings Co., Ltd.                  3,090   24,857       0.0%
    Dongwha Pharm Co., Ltd.                      8,350   64,766       0.0%
    Dongwon F&B Co., Ltd.                          458  150,729       0.0%
    Dongwon Industries Co., Ltd.                   550  160,218       0.0%
    Dongyang E&P, Inc.                           1,741   20,748       0.0%
    Doosan Corp.                                 2,427  281,111       0.0%
*   Doosan Engine Co., Ltd.                      5,570   36,111       0.0%
    Doosan Engineering & Construction Co., Ltd.    408    3,871       0.0%
    Doosan Heavy Industries & Construction
      Co., Ltd.                                 11,414  323,837       0.0%
#*  Doosan Infracore Co., Ltd.                  27,680  305,916       0.0%
    DRB Holding Co., Ltd.                        4,247   62,211       0.0%
*   Duk San Neolux Co., Ltd.                       505   10,401       0.0%
*   Duksan Hi-Metal Co., Ltd.                    3,221   31,439       0.0%
    DuzonBIzon Co., Ltd.                         4,560   50,716       0.0%
    DY Corp.                                     5,177   40,371       0.0%
*   DY POWER Corp.                               2,772   33,324       0.0%
    e-LITECOM Co., Ltd.                          1,023   22,097       0.0%
    E-Mart Co., Ltd.                             3,033  624,843       0.1%
    E1 Corp.                                       840   55,869       0.0%
    Eagon Industries Co., Ltd.                   2,350   50,407       0.0%
    Easy Bio, Inc.                               7,164   36,666       0.0%
*   ELK Corp.                                    4,974   17,958       0.0%
    ENF Technology Co., Ltd.                     1,186   15,456       0.0%
    Eo Technics Co., Ltd.                        1,515  156,002       0.0%
#   Eugene Corp.                                22,437  151,635       0.0%
*   Eugene Investment & Securities Co., Ltd.    20,160   80,755       0.0%
    Eugene Technology Co., Ltd.                  1,606   24,105       0.0%
*   Eusu Holdings Co., Ltd.                      2,147   21,727       0.0%
    EVERDIGM Corp.                               5,587   34,010       0.0%
    Fila Korea, Ltd.                             1,477  144,579       0.0%
*   Flexcom, Inc.                                2,681   13,305       0.0%
    Fursys, Inc.                                 2,447   76,676       0.0%
    Gaon Cable Co., Ltd.                         1,340   33,250       0.0%
    Global & Yuasa Battery Co., Ltd.             2,050  105,215       0.0%
    Global Display Co., Ltd.                     5,442   31,667       0.0%
*   Golfzon Co., Ltd.                              455   53,232       0.0%
    Golfzon Yuwon Holdings Co., Ltd.             2,215   27,305       0.0%
    Grand Korea Leisure Co., Ltd.                2,950  105,573       0.0%
    Green Cross Corp.                              899  148,121       0.0%
    Green Cross Holdings Corp.                   5,200  141,468       0.0%
*   GS Engineering & Construction Corp.         10,889  325,270       0.0%
    GS Global Corp.                              2,780   21,393       0.0%
    GS Holdings Corp.                           12,583  586,974       0.1%
    GS Home Shopping, Inc.                         470  104,677       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    GS retail Co., Ltd.                        7,250 $  262,175       0.0%
*   Halla Corp.                                3,187     19,000       0.0%
    Halla Holdings Corp.                       2,470    159,083       0.0%
    Halla Visteon Climate Control Corp.        4,010    150,445       0.0%
    Han Kuk Carbon Co., Ltd.                   9,360     57,929       0.0%
    Hana Financial Group, Inc.                34,290  1,009,349       0.1%
    Hana Micron, Inc.                          5,142     50,438       0.0%
    Hana Tour Service, Inc.                    1,057    125,393       0.0%
    Hancom, Inc.                               2,680     50,237       0.0%
    Handok, Inc.                               1,840     55,136       0.0%
    Handsome Co., Ltd.                         4,900    161,702       0.0%
    Hanil Cement Co., Ltd.                     1,122    157,382       0.0%
#*  Hanjin Heavy Industries & Construction
      Co., Ltd.                               23,224    134,367       0.0%
    Hanjin Heavy Industries & Construction
      Holdings Co., Ltd.                       4,374     34,920       0.0%
    Hanjin Kal Corp.                          17,459    534,591       0.0%
    Hanjin Transportation Co., Ltd.            2,170    122,877       0.0%
    Hankook Shell Oil Co., Ltd.                  110     50,461       0.0%
    Hankook Tire Co., Ltd.                    16,142    678,370       0.1%
*   Hanmi Pharm Co., Ltd.                      1,500    524,539       0.0%
*   Hanmi Science Co., Ltd.                    4,486    178,558       0.0%
    Hansae Co., Ltd.                           1,440     55,193       0.0%
    Hansae Yes24 Holdings Co., Ltd.            3,090     47,967       0.0%
    Hansol Chemical Co., Ltd.                  1,170     78,812       0.0%
*   Hansol Holdings Co., Ltd.                  8,562     64,207       0.0%
    Hansol Logistics Co., Ltd.                15,480     54,708       0.0%
*   Hansol Paper Co., Ltd.                     5,227    117,257       0.0%
*   Hansol Technics Co., Ltd.                  6,186    109,232       0.0%
    Hanssem Co., Ltd.                          1,492    275,320       0.0%
    Hanwha Chemical Corp.                     19,014    303,182       0.0%
#   Hanwha Corp.                              15,900    624,380       0.1%
    Hanwha Galleria Timeworld Co., Ltd.          700     38,453       0.0%
*   Hanwha General Insurance Co., Ltd.         7,534     34,468       0.0%
    Hanwha Investment & Securities Co., Ltd.  18,881    111,084       0.0%
    Hanwha Life Insurance Co., Ltd.           45,527    336,569       0.0%
    Hanyang Securities Co., Ltd.               1,630     14,068       0.0%
*   Harim Holdings Co., Ltd.                   7,434     35,217       0.0%
    Heung-A Shipping Co., Ltd.                22,060     69,952       0.0%
#   Hite Jinro Co., Ltd.                       7,642    161,782       0.0%
    Hitejinro Holdings Co., Ltd.               3,737     48,325       0.0%
    HMC Investment Securities Co., Ltd.        6,193     78,489       0.0%
    Hotel Shilla Co., Ltd.                     5,490    546,537       0.0%
    HS R&A Co., Ltd.                             562     16,724       0.0%
    Huchems Fine Chemical Corp.                2,620     64,715       0.0%
    Humax Co., Ltd.                            4,280     74,021       0.0%
    Huons Co., Ltd.                            1,093     68,559       0.0%
    Husteel Co., Ltd.                          2,170     40,922       0.0%
    Huvis Corp.                                4,510     44,263       0.0%
    Hwa Shin Co., Ltd.                         4,730     33,451       0.0%
    HwaSung Industrial Co., Ltd.                  70      1,261       0.0%
    Hy-Lok Corp.                               2,898     91,887       0.0%
    Hyosung Corp.                              6,747    746,274       0.1%
    Hyundai BNG Steel Co., Ltd.                4,605     70,139       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Hyundai Corp.                              3,840 $  121,523       0.0%
    Hyundai Department Store Co., Ltd.         3,692    501,165       0.0%
    Hyundai Development Co.                   16,047    854,182       0.1%
#*  Hyundai Elevator Co., Ltd.                 3,022    215,010       0.0%
    Hyundai Engineering & Construction Co.,
      Ltd.                                     7,327    352,511       0.0%
    Hyundai Glovis Co., Ltd.                     440     96,517       0.0%
    Hyundai Greenfood Co., Ltd.               11,600    204,536       0.0%
*   Hyundai Heavy Industries Co., Ltd.         3,121    405,509       0.0%
    Hyundai Home Shopping Network Corp.        1,076    135,285       0.0%
    Hyundai Hy Communications & Networks
      Co., Ltd.                                9,650     47,763       0.0%
    Hyundai Hysco Co., Ltd.                      708     43,616       0.0%
    Hyundai Livart Furniture Co., Ltd.         4,100    143,748       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd. 18,993    506,257       0.0%
    Hyundai Mobis Co., Ltd.                    3,738    821,903       0.1%
    Hyundai Motor Co.                         11,360  1,782,851       0.1%
    Hyundai Securities Co., Ltd.              48,070    497,745       0.0%
    Hyundai Steel Co.                          7,754    566,753       0.0%
    Hyundai Wia Corp.                          3,058    433,315       0.0%
    Il Dong Pharmaceutical Co., Ltd.           3,120     55,834       0.0%
    Iljin Electric Co., Ltd.                   5,010     32,650       0.0%
*   Iljin Materials Co., Ltd.                  1,650     12,584       0.0%
    Ilshin Spinning Co., Ltd.                    271     49,401       0.0%
    iMarketKorea, Inc.                           640     16,300       0.0%
    InBody Co., Ltd.                           1,399     41,559       0.0%
    Industrial Bank of Korea                  28,423    390,529       0.0%
*   InkTec Co., Ltd.                             909      8,914       0.0%
*   InnoWireless, Inc.                           699      8,319       0.0%
*   Innox Corp.                                1,728     25,100       0.0%
#*  Insun ENT Co., Ltd.                       11,140     50,977       0.0%
*   Interflex Co., Ltd.                        2,782     37,377       0.0%
    Interpark Holdings Corp.                  13,064    108,705       0.0%
    INTOPS Co., Ltd.                           3,565     68,977       0.0%
    Inzi Controls Co., Ltd.                    2,340     13,010       0.0%
    INZI Display Co., Ltd.                     6,794     14,477       0.0%
#   IS Dongseo Co., Ltd.                       2,030    154,309       0.0%
    ISU Chemical Co., Ltd.                     3,690     40,366       0.0%
    IsuPetasys Co., Ltd.                      14,830     84,616       0.0%
    Jahwa Electronics Co., Ltd.                6,340     76,084       0.0%
    JB Financial Group Co., Ltd.              31,088    200,660       0.0%
    Jeil Pharmaceutical Co.                    1,820     57,210       0.0%
    JW Pharmaceutical Corp.                    3,241     84,030       0.0%
    Kangwon Land, Inc.                         8,480    289,069       0.0%
    KB Capital Co., Ltd.                       3,043     63,433       0.0%
    KB Financial Group, Inc.                  15,280    582,692       0.0%
    KB Financial Group, Inc. ADR              13,208    503,621       0.0%
    KC Green Holdings Co., Ltd.                5,380     60,055       0.0%
    KC Tech Co., Ltd.                          4,453     38,879       0.0%
    KCC Engineering & Construction Co., Ltd.   2,612     23,544       0.0%
*   KCP Co., Ltd.                                702     21,434       0.0%
    KEPCO Engineering & Construction Co.,
      Inc.                                     1,061     41,161       0.0%
    KEPCO Plant Service & Engineering Co.,
      Ltd.                                     1,610    145,926       0.0%
    KG Chemical Corp.                          1,860     30,389       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Kginicis Co., Ltd.                           1,312 $ 28,531       0.0%
    KH Vatec Co., Ltd.                           4,940  100,099       0.0%
    Kia Motors Corp.                            21,237  978,639       0.1%
    Kishin Corp.                                 5,120   37,094       0.0%
    KISWIRE, Ltd.                                2,592  168,408       0.0%
    KIWOOM Securities Co., Ltd.                  3,271  231,895       0.0%
*   KMH Co., Ltd.                                4,832   52,625       0.0%
    Koh Young Technology, Inc.                   1,344   55,472       0.0%
    Kolao Holdings                               3,520   65,698       0.0%
    Kolon Corp.                                  1,704   70,808       0.0%
    Kolon Industries, Inc.                       4,288  257,809       0.0%
    Kolon Life Science, Inc.                       571   47,094       0.0%
    KONA I Co., Ltd.                             1,983   64,594       0.0%
    Kook Soon Dang Brewery Co., Ltd.             3,104   22,074       0.0%
    Korea Aerospace Industries, Ltd.             2,430  148,442       0.0%
    Korea Alcohol Industrial Co., Ltd.           4,177   25,585       0.0%
    Korea Circuit Co., Ltd.                      3,237   35,246       0.0%
    Korea District Heating Corp.                   772   46,375       0.0%
    Korea Electric Power Corp. Sponsored ADR    11,977  257,985       0.0%
    Korea Electric Terminal Co., Ltd.            1,750  119,343       0.0%
    Korea Flange Co., Ltd.                       1,430   22,573       0.0%
    Korea Gas Corp.                              3,822  164,844       0.0%
    Korea Investment Holdings Co., Ltd.         10,480  671,005       0.1%
    Korea Kolmar Co., Ltd.                       1,358   91,762       0.0%
*   Korea Line Corp.                             1,868   40,348       0.0%
    Korea Petro Chemical Ind                     1,545  249,427       0.0%
    Korea United Pharm, Inc.                     1,346   24,948       0.0%
    Korea Zinc Co., Ltd.                           699  311,302       0.0%
    Korean Reinsurance Co.                      32,765  363,293       0.0%
    Kortek Corp.                                 1,982   27,469       0.0%
    KPX Chemical Co., Ltd.                         220   12,534       0.0%
*   KT Corp. Sponsored ADR                      14,332  208,817       0.0%
*   KT Hitel Co., Ltd.                           1,589   18,973       0.0%
    KT Skylife Co., Ltd.                         3,050   49,530       0.0%
    KT&G Corp.                                   9,033  799,959       0.1%
*   KTB Investment & Securities Co., Ltd.       22,243   75,975       0.0%
    Kukdo Chemical Co., Ltd.                     1,090   67,985       0.0%
*   Kumho Electric Co., Ltd.                       690   12,825       0.0%
    Kumho Petrochemical Co., Ltd.                  931   74,572       0.0%
*   Kumho Tire Co., Inc.                        19,420  176,542       0.0%
    Kumkang Kind Co., Ltd.                         850   66,663       0.0%
    Kunsul Chemical Industrial Co., Ltd.           960   45,852       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.          7,180  110,506       0.0%
*   Kwang Myung Electric Engineering Co., Ltd.   4,580   11,010       0.0%
*   Kwangju Bank                                 2,900   21,613       0.0%
    Kyobo Securities Co., Ltd.                   9,010  101,904       0.0%
*   Kyongnam Bank                                4,432   41,856       0.0%
    Kyung Dong Navien Co., Ltd.                    590   15,751       0.0%
    Kyungchang Industrial Co., Ltd.              5,099   38,241       0.0%
    KyungDong City Gas Co., Ltd.                   197   21,849       0.0%
    Kyungdong Pharm Co., Ltd.                    1,450   34,550       0.0%
*   LB Semicon, Inc.                             4,067    6,416       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    LEENO Industrial, Inc.                     1,048 $   44,860       0.0%
    LF Corp.                                   4,880    160,460       0.0%
    LG Chem, Ltd.                              2,474    624,952       0.1%
    LG Corp.                                  10,961    680,122       0.1%
    LG Display Co., Ltd.                       4,840    134,035       0.0%
    LG Display Co., Ltd. ADR                  94,721  1,309,044       0.1%
    LG Electronics, Inc.                      21,030  1,182,577       0.1%
    LG Hausys, Ltd.                            1,425    221,493       0.0%
    LG Household & Health Care, Ltd.             649    476,820       0.0%
    LG Innotek Co., Ltd.                       3,123    289,942       0.0%
    LG International Corp.                     5,565    212,951       0.0%
*   LG Life Sciences, Ltd.                     1,620     84,950       0.0%
    LG Uplus Corp.                            64,280    643,065       0.1%
    LIG Insurance Co., Ltd.                   14,710    340,384       0.0%
    Lock & Lock Co., Ltd.                      3,170     38,190       0.0%
    Lotte Chemical Corp.                       3,981    923,568       0.1%
    Lotte Chilsung Beverage Co., Ltd.             88    194,681       0.0%
    Lotte Confectionery Co., Ltd.                176    306,148       0.0%
    Lotte Food Co., Ltd.                          89     63,056       0.0%
    LOTTE Himart Co., Ltd.                     2,903    192,709       0.0%
#*  Lotte Non-Life Insurance Co., Ltd.        10,596     27,674       0.0%
    Lotte Shopping Co., Ltd.                   1,627    392,438       0.0%
    LS Corp.                                   5,003    251,513       0.0%
    LS Industrial Systems Co., Ltd.            1,605     88,449       0.0%
#   Lumens Co., Ltd.                           7,572     41,503       0.0%
    Macquarie Korea Infrastructure Fund       51,254    378,445       0.0%
    Maeil Dairy Industry Co., Ltd.             1,665     68,693       0.0%
    Mando Corp.                                2,051    284,481       0.0%
    Medy-Tox, Inc.                               997    344,666       0.0%
    MegaStudy Co., Ltd.                        1,386     87,401       0.0%
*   Melfas, Inc.                               5,717     27,519       0.0%
    Meritz Finance Group, Inc.                 9,650    123,630       0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.  19,112    254,575       0.0%
    Meritz Securities Co., Ltd.               69,570    406,668       0.0%
    Mirae Asset Securities Co., Ltd.           4,741    261,492       0.0%
    MK Electron Co., Ltd.                      5,177     34,455       0.0%
*   MNTech Co., Ltd.                           5,018     29,794       0.0%
    Modetour Network, Inc.                       692     23,540       0.0%
    Moorim P&P Co., Ltd.                       8,640     40,195       0.0%
*   Moorim Paper Co., Ltd.                    13,596     44,371       0.0%
    Motonic Corp.                              2,210     26,205       0.0%
*   Muhak Co., Ltd.                            3,624    122,081       0.0%
    Namhae Chemical Corp.                      9,970     91,204       0.0%
    NAVER Corp.                                  717    433,554       0.0%
    NCSoft Corp.                               1,673    318,692       0.0%
*   Neowiz Games Corp.                         4,290     87,164       0.0%
*   NEPES Corp.                                6,920     54,823       0.0%
    Nexen Corp.                                  619     52,430       0.0%
    Nexen Tire Corp.                           8,230     99,840       0.0%
    NH Investment & Securities Co., Ltd.      26,345    364,729       0.0%
*   NHN Entertainment Corp.                      396     23,284       0.0%
    NICE Holdings Co., Ltd.                    4,060     74,710       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    NICE Information Service Co., Ltd.         5,495 $   35,873       0.0%
    NK Co., Ltd.                               2,093      8,205       0.0%
    Nong Shim Holdings Co., Ltd.                 792     81,477       0.0%
    NongShim Co., Ltd.                           643    146,797       0.0%
#   OCI Co., Ltd.                              2,346    216,223       0.0%
    OCI Materials Co., Ltd.                    1,887    178,222       0.0%
*   OPTRON-TEC, Inc.                           1,515      8,257       0.0%
    Orion Corp.                                  374    436,818       0.0%
*   Osstem Implant Co., Ltd.                   3,554    155,316       0.0%
    Ottogi Corp.                                 244    160,267       0.0%
    Pang Rim Co., Ltd.                         1,543     47,053       0.0%
    Paradise Co., Ltd.                         2,315     53,708       0.0%
    Partron Co., Ltd.                          8,861     92,919       0.0%
    Poongsan Corp.                             7,260    195,592       0.0%
    Poongsan Holdings Corp.                      427     17,456       0.0%
    POSCO ADR                                 19,597  1,157,791       0.1%
    POSCO Chemtech Co., Ltd.                     461     58,872       0.0%
    Posco ICT Co., Ltd.                        7,848     39,541       0.0%
*   Power Logics Co., Ltd.                     6,846     24,932       0.0%
    Pyeong Hwa Automotive Co., Ltd.            6,035     99,778       0.0%
    RFTech Co., Ltd.                           5,230     35,394       0.0%
*   S&C Engine Group, Ltd.                    19,244     37,638       0.0%
    S&T Dynamics Co., Ltd.                     8,545    109,373       0.0%
    S&T Holdings Co., Ltd.                     1,011     26,867       0.0%
    S&T Motiv Co., Ltd.                        2,830    166,882       0.0%
    S-1 Corp.                                  1,719    128,143       0.0%
*   S-MAC Co., Ltd.                            7,741     46,851       0.0%
    S-Oil Corp.                                4,657    317,301       0.0%
    Saeron Automotive Corp.                    3,700     36,513       0.0%
*   Sajo Industries Co., Ltd.                    870     89,459       0.0%
    Sam Yung Trading Co., Ltd.                 3,760     81,697       0.0%
    Samchully Co., Ltd.                          607     72,718       0.0%
    Samho Development Co., Ltd.               10,884     34,454       0.0%
    SAMHWA Paints Industrial Co., Ltd.         1,500     22,040       0.0%
    Samick Musical Instruments Co., Ltd.      16,530     74,062       0.0%
    Samick THK Co., Ltd.                       1,380     11,449       0.0%
    Samjin Pharmaceutical Co., Ltd.              380      8,589       0.0%
    Samkwang Glass                               530     42,940       0.0%
    Samlip General Foods Co., Ltd.               205     49,486       0.0%
    Samsung Electro-Mechanics Co., Ltd.       15,458    970,079       0.1%
    Samsung Electronics Co., Ltd.              3,795  4,978,474       0.2%
    Samsung Electronics Co., Ltd. GDR          3,382  2,217,874       0.1%
*   Samsung Engineering Co., Ltd.              1,437     51,759       0.0%
    Samsung Fine Chemicals Co., Ltd.           3,200    129,494       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.  4,584  1,207,715       0.1%
#   Samsung Heavy Industries Co., Ltd.        34,625    583,212       0.1%
    Samsung Life Insurance Co., Ltd.           3,127    305,859       0.0%
    Samsung SDI Co., Ltd.                      7,572    842,989       0.1%
    Samsung Securities Co., Ltd.              12,452    756,639       0.1%
#*  Samsung Techwin Co., Ltd.                 10,505    269,818       0.0%
    Samyang Foods Co., Ltd.                      870     20,666       0.0%
    Samyang Holdings Corp.                     1,808    171,804       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Savezone I&C Corp.                         7,320 $   45,247       0.0%
    SBS Media Holdings Co., Ltd.              17,020     84,199       0.0%
    Seah Besteel Corp.                         4,160    142,412       0.0%
    SeAH Holdings Corp.                          341     58,717       0.0%
    SeAH Steel Corp.                             878     66,637       0.0%
    Sebang Co., Ltd.                           4,540     91,850       0.0%
*   Seegene, Inc.                              1,575     52,406       0.0%
    Sejong Industrial Co., Ltd.                4,410     55,189       0.0%
*   Seohee Construction Co., Ltd.             59,786     80,596       0.0%
#*  Seoul Semiconductor Co., Ltd.              9,386    169,166       0.0%
    Seoyon Co., Ltd.                           5,173     62,210       0.0%
*   Sewon Cellontech Co., Ltd.                 9,690     28,764       0.0%
    Sewon Precision Industry Co., Ltd.           410     11,685       0.0%
    SFA Engineering Corp.                      2,051     98,136       0.0%
*   SG Corp.                                  58,439     38,973       0.0%
    Shinhan Financial Group Co., Ltd.         11,050    457,339       0.0%
    Shinhan Financial Group Co., Ltd. ADR     18,630    781,715       0.1%
    Shinsegae Co., Ltd.                        2,060    386,514       0.0%
    Shinsegae Information & Communication
      Co., Ltd.                                  188     18,829       0.0%
    Shinsegae International Co., Ltd.            500     49,695       0.0%
*   Shinsung Solar Energy Co., Ltd.            8,513     11,321       0.0%
    Silicon Works Co., Ltd.                    3,171    120,115       0.0%
    Silla Co., Ltd.                            1,850     37,071       0.0%
*   Simm Tech Co., Ltd.                       10,973     94,749       0.0%
*   SK Broadband Co., Ltd.                    57,746    258,138       0.0%
#   SK Chemicals Co., Ltd.                     3,118    202,508       0.0%
#*  SK Communications Co., Ltd.                5,796     38,845       0.0%
    SK Gas, Ltd.                               1,640    146,839       0.0%
    SK Holdings Co., Ltd.                      7,363  1,267,823       0.1%
    SK Hynix, Inc.                            23,180    991,758       0.1%
*   SK Innovation Co., Ltd.                    5,204    569,603       0.0%
    SK Networks Co., Ltd.                     32,770    242,210       0.0%
*   SK Securities Co., Ltd.                   97,610    154,447       0.0%
    SK Telecom Co., Ltd.                         191     51,183       0.0%
    SK Telecom Co., Ltd. ADR                   6,000    177,900       0.0%
    SKC Co., Ltd.                              5,040    198,386       0.0%
    SL Corp.                                   5,700     99,485       0.0%
*   SM Entertainment Co.                       2,832     82,800       0.0%
    Songwon Industrial Co., Ltd.               5,192     44,565       0.0%
    Soulbrain Co., Ltd.                        2,878    110,972       0.0%
*   Ssangyong Cement Industrial Co., Ltd.      4,260     66,867       0.0%
*   STS Semiconductor & Telecommunications    13,061     57,938       0.0%
*   STX Engine Co., Ltd.                         590      3,020       0.0%
    Suheung Co., Ltd.                            930     35,402       0.0%
    Sunchang Corp.                             2,764     28,295       0.0%
    Sung Kwang Bend Co., Ltd.                  4,521     66,029       0.0%
*   Sungchang Enterprise Holdings, Ltd.        1,650     49,555       0.0%
*   Sungshin Cement Co., Ltd.                  3,440     38,198       0.0%
    Sungwoo Hitech Co., Ltd.                  12,109    127,186       0.0%
*   Suprema, Inc.                              1,355     29,377       0.0%
*   Synopex, Inc.                             20,990     34,568       0.0%
    Taekwang Industrial Co., Ltd.                100    111,901       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   Taewoong Co., Ltd.                        3,281 $    50,182       0.0%
*   Taeyoung Engineering & Construction
      Co., Ltd.                              14,580      81,560       0.0%
    Tailim Packaging Industrial Co., Ltd.     8,600      27,740       0.0%
*   TK Chemical Corp.                        11,104      23,872       0.0%
*   TK Corp.                                  3,222      32,392       0.0%
    Tongyang Life Insurance                  12,786     175,822       0.0%
*   Top Engineering Co., Ltd.                 1,477       7,595       0.0%
    TS Corp.                                  1,392      34,009       0.0%
    Uju Electronics Co., Ltd.                   629       9,217       0.0%
    Unid Co., Ltd.                            1,490      89,696       0.0%
    Value Added Technologies Co., Ltd.        2,003      49,511       0.0%
    Vieworks Co., Ltd.                          893      24,570       0.0%
    WillBes & Co. (The)                      12,360      21,811       0.0%
*   Wonik IPS Co., Ltd.                       8,326      93,179       0.0%
*   Wonik Materials Co., Ltd.                   483      20,901       0.0%
*   Woojeon & Handan Co., Ltd.                5,947       9,431       0.0%
*   Woongjin Co., Ltd.                       20,020      44,162       0.0%
*   Woongjin Thinkbig Co., Ltd.               2,791      26,405       0.0%
    Wooree ETI Co., Ltd.                      9,835      27,957       0.0%
    Woori Bank                               34,860     348,240       0.0%
#   Woori Bank Sponsored ADR                  1,175      34,852       0.0%
#*  Woori Investment Bank Co., Ltd.          99,956      42,147       0.0%
    Y G-1 Co., Ltd.                           4,426      45,554       0.0%
    YG Entertainment, Inc.                    1,175      51,352       0.0%
    Youlchon Chemical Co., Ltd.               1,990      22,617       0.0%
    Young Poong Corp.                           198     243,574       0.0%
    Young Poong Precision Corp.               4,325      43,523       0.0%
    Youngone Corp.                            8,136     497,992       0.0%
    Youngone Holdings Co., Ltd.               2,034     195,496       0.0%
    Yuhan Corp.                               1,428     307,655       0.0%
                                                    -----------       ---
TOTAL SOUTH KOREA                                    84,651,279       3.7%
                                                    -----------       ---
SPAIN -- (1.9%)
    Abengoa SA                               11,833      40,883       0.0%
    Abengoa SA Class B                      166,205     537,198       0.0%
    Abertis Infraestructuras SA              41,784     769,945       0.0%
*   Acciona SA                                9,834     743,981       0.0%
    Acerinox SA                              37,365     545,233       0.0%
    ACS Actividades de Construccion y
      Servicios SA                           12,735     448,727       0.0%
    Adveo Group International SA              2,149      30,549       0.0%
*   Almirall SA                               9,125     172,049       0.0%
    Amadeus IT Holding SA Class A            31,104   1,417,780       0.1%
    Atresmedia Corp de Medios de
      Comunicacion SA                         9,022     145,725       0.0%
    Banco Bilbao Vizcaya Argentaria SA      112,561   1,131,022       0.1%
    Banco Bilbao Vizcaya Argentaria SA
      Sponsored ADR                         162,839   1,631,649       0.1%
    Banco de Sabadell SA                    718,590   1,921,835       0.1%
    Banco Popular Espanol SA                230,546   1,199,542       0.1%
    Banco Santander SA                      466,685   3,528,404       0.2%
    Banco Santander SA Sponsored ADR        252,740   1,900,605       0.1%
*   Bankia SA                               346,527     483,928       0.0%
    Bankinter SA                            119,138     901,014       0.1%
*   Baron de Ley                                913      95,167       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SPAIN -- (Continued)
    Bolsas y Mercados Espanoles SHMSF SA      18,297 $  818,550       0.0%
    CaixaBank SA                             157,165    788,270       0.0%
*   Caja de Ahorros del Mediterraneo           4,397         --       0.0%
*   Cementos Portland Valderrivas SA           6,851     56,165       0.0%
    Cie Automotive SA                         13,931    211,703       0.0%
    Construcciones y Auxiliar de
      Ferrocarriles SA                           498    173,675       0.0%
    Distribuidora Internacional de
      Alimentacion SA                        116,034    929,301       0.1%
    Duro Felguera SA                          33,694    135,775       0.0%
    Ebro Foods SA                             15,762    305,753       0.0%
    Elecnor SA                                 4,850     52,768       0.0%
    Enagas SA                                 35,500  1,093,319       0.1%
    Ence Energia y Celulosa SA                57,937    208,982       0.0%
*   Ercros SA                                 16,413      8,498       0.0%
    Faes Farma SA                             63,633    164,442       0.0%
    Ferrovial SA                              38,337    869,404       0.0%
*   Fluidra SA                                 4,609     14,942       0.0%
*   Fomento de Construcciones y Contratas SA  27,241    349,381       0.0%
*   Gamesa Corp. Tecnologica SA               75,988  1,016,141       0.1%
    Gas Natural SDG SA                        35,634    876,171       0.1%
    Grifols SA                                11,550    490,085       0.0%
    Grupo Catalana Occidente SA               11,982    385,376       0.0%
*   Grupo Ezentis SA                          18,044     16,598       0.0%
    Iberdrola SA                             672,516  4,501,342       0.2%
    Inditex SA                                27,302    876,095       0.0%
    Indra Sistemas SA                         31,963    376,260       0.0%
*   Jazztel P.L.C.                            48,238    696,476       0.0%
    Mapfre SA                                201,868    750,161       0.0%
*   Mediaset Espana Comunicacion SA           65,145    883,018       0.1%
    Melia Hotels International SA             19,140    239,301       0.0%
    Miquel y Costas & Miquel SA                3,443    125,692       0.0%
*   NH Hotel Group SA                         54,240    315,796       0.0%
    Obrascon Huarte Lain SA                   16,188    375,501       0.0%
    Papeles y Cartones de Europa SA           21,567    139,723       0.0%
*   Pescanova SA                               2,936         --       0.0%
*   Promotora de Informaciones SA Class A    287,024     94,283       0.0%
    Prosegur Cia de Seguridad SA              46,799    269,775       0.0%
*   Realia Business SA                        20,311     16,739       0.0%
    Red Electrica Corp. SA                    11,186    938,783       0.1%
    Repsol SA                                 44,484    916,988       0.1%
    Repsol SA Sponsored ADR                   43,916    908,183       0.1%
*   Sacyr SA                                  61,369    275,541       0.0%
    Tecnicas Reunidas SA                       6,519    303,222       0.0%
*   Telecomunicaciones y Energia               8,716     14,058       0.0%
    Telefonica SA                            175,310  2,668,302       0.1%
    Telefonica SA Sponsored ADR               44,308    671,709       0.0%
    Tubacex SA                                36,604    123,843       0.0%
    Tubos Reunidos SA                         30,261     56,566       0.0%
    Vidrala SA                                 4,238    197,972       0.0%
    Viscofan SA                                8,630    548,518       0.0%
*   Vocento SA                                 6,696     16,301       0.0%
    Zardoya Otis SA                           25,192    324,778       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SPAIN -- (Continued)
*   Zeltia SA                                45,742 $   211,561       0.0%
                                                    -----------       ---
TOTAL SPAIN                                          44,447,022       2.0%
                                                    -----------       ---
SWEDEN -- (2.3%)
    AAK AB                                    8,110     513,086       0.0%
    Acando AB                                19,699      35,880       0.0%
    AddTech AB Class B                        4,134      54,363       0.0%
    AF AB Class B                            14,876     202,301       0.0%
    Alfa Laval AB                            22,725     424,183       0.0%
    Assa Abloy AB Class B                    23,091   1,339,596       0.1%
    Atlas Copco AB Class A                   17,565     548,256       0.0%
    Atlas Copco AB Class B                    9,205     256,308       0.0%
    Atrium Ljungberg AB Class B               2,590      37,792       0.0%
    Avanza Bank Holding AB                    5,322     229,266       0.0%
    Axfood AB                                14,412     227,675       0.0%
    B&B Tools AB Class B                      5,827      94,106       0.0%
    Beijer Alma AB                            5,851     131,300       0.0%
    Beijer Electronics AB                     1,176       8,953       0.0%
    Beijer Ref AB Class B                     2,908      57,768       0.0%
    Betsson AB                               11,976     501,381       0.0%
    Bilia AB Class A                          8,813     312,912       0.0%
    BillerudKorsnas AB                       42,906     742,707       0.0%
    BioGaia AB Class B                        1,910      52,326       0.0%
    Bjoern Borg AB                            4,436      18,640       0.0%
    Boliden AB                               76,472   1,661,405       0.1%
    Bulten AB                                 4,493      51,161       0.0%
    Byggmax Group AB                         22,164     161,856       0.0%
    Castellum AB                             32,670     509,400       0.0%
    Clas Ohlson AB Class B                    7,360     126,382       0.0%
*   Cloetta AB Class B                       19,376      59,695       0.0%
    Concentric AB                            13,233     187,246       0.0%
    Corem Property Group AB Class B           1,440       5,228       0.0%
    Dios Fastigheter AB                       9,517      74,123       0.0%
*   Doro AB                                   6,914      35,817       0.0%
    Duni AB                                   9,793     149,315       0.0%
    Electrolux AB Series B                   43,531   1,303,432       0.1%
    Elekta AB Class B                        32,169     301,012       0.0%
    Enea AB                                   6,373      69,197       0.0%
#*  Eniro AB                                107,205      21,518       0.0%
    Fabege AB                                27,473     418,793       0.0%
*   Fastighets AB Balder                      6,448     114,937       0.0%
    Getinge AB Class B                       27,163     660,193       0.0%
    Gunnebo AB                               12,828      63,718       0.0%
    Haldex AB                                20,108     300,481       0.0%
    Hennes & Mauritz AB Class B              28,325   1,126,109       0.1%
    Hexagon AB Class B                       32,386   1,199,584       0.1%
#   Hexpol AB                                 5,500     589,387       0.0%
    HIQ International AB                     13,808      70,350       0.0%
    Holmen AB Class B                        18,537     613,351       0.0%
    Hufvudstaden AB Class A                   6,318      87,338       0.0%
    Husqvarna AB Class A                     20,121     149,428       0.0%
    Husqvarna AB Class B                     88,274     652,933       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SWEDEN -- (Continued)
    ICA Gruppen AB                            16,701 $  619,540       0.0%
    Industrial & Financial Systems Class B     4,825    167,025       0.0%
    Indutrade AB                               7,662    374,303       0.0%
    Intrum Justitia AB                        17,478    550,421       0.0%
    JM AB                                     30,338    902,617       0.1%
    KappAhl AB                                16,275     74,293       0.0%
    Klovern AB Class A                         4,762      5,332       0.0%
    Klovern AB Class B                        47,620     52,826       0.0%
    KNOW IT AB                                 7,176     47,011       0.0%
    Kungsleden AB                             29,890    217,566       0.0%
    Lagercrantz AB Class B                     3,024     65,466       0.0%
    Lindab International AB                   23,544    205,629       0.0%
    Loomis AB Class B                         20,874    669,000       0.0%
*   Lundin Petroleum AB                       27,026    437,464       0.0%
    Meda AB Class A                           65,443  1,098,486       0.1%
#*  Medivir AB Class B                        11,136    121,941       0.0%
    Mekonomen AB                               5,192    129,185       0.0%
    Millicom International Cellular SA         6,790    529,734       0.0%
    Modern Times Group AB Class B             11,891    395,439       0.0%
    MQ Holding AB                              7,306     34,893       0.0%
    Mycronic AB                               28,090    204,205       0.0%
    NCC AB Class A                             2,685     88,591       0.0%
    NCC AB Class B                            25,519    836,868       0.1%
    Nederman Holding AB                           53      1,365       0.0%
    Net Entertainment NE AB                    5,323    201,255       0.0%
*   Net Insight AB Class B                    64,475     24,965       0.0%
    New Wave Group AB Class B                 15,359     80,561       0.0%
    Nibe Industrier AB Class B                22,304    594,080       0.0%
    Nobia AB                                  42,949    464,931       0.0%
    Nolato AB Class B                          9,672    232,168       0.0%
    Nordea Bank AB                           200,495  2,547,318       0.1%
    Nordnet AB Class B                        34,956    159,649       0.0%
    Oriflame Cosmetics SA                      2,373     40,977       0.0%
    Peab AB                                   51,796    436,841       0.0%
*   Pricer AB Class B                         33,823     32,381       0.0%
    Proffice AB Class B                       13,012     32,784       0.0%
*   Qliro Group AB                             5,064      9,402       0.0%
    Ratos AB Class B                          36,534    249,110       0.0%
    Rezidor Hotel Group AB                    22,302     94,616       0.0%
    Saab AB Class B                           20,689    534,039       0.0%
    Sagax AB Class B                           4,530     31,347       0.0%
    Sandvik AB                                83,367  1,053,682       0.1%
*   SAS AB                                    69,927    135,128       0.0%
    Sectra AB Class B                            495      7,107       0.0%
    Securitas AB Class B                      69,799  1,043,815       0.1%
    Semcon AB                                  3,284     22,380       0.0%
    Skandinaviska Enskilda Banken AB Class A 110,677  1,398,589       0.1%
    Skandinaviska Enskilda Banken AB Class C     886     10,902       0.0%
    Skanska AB Class B                        72,846  1,621,055       0.1%
    SKF AB Class A                             1,436     35,303       0.0%
    SKF AB Class B                            32,301    788,953       0.1%
    SkiStar AB                                 4,567     54,897       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SWEDEN -- (Continued)
*   SSAB AB Class A                          13,020 $    78,743       0.0%
*   SSAB AB Class B(B17H3F6)                 28,975     150,486       0.0%
*   SSAB AB Class B(BPRBWM6)                 33,238     175,236       0.0%
    Svenska Cellulosa AB SCA Class A          5,638     142,935       0.0%
    Svenska Cellulosa AB SCA Class B         79,422   2,008,977       0.1%
    Svenska Handelsbanken AB Class A         26,976   1,245,183       0.1%
    Svenska Handelsbanken AB Class B            808      36,834       0.0%
    Sweco AB Class B                          3,342      43,995       0.0%
    Swedbank AB Class A                      71,036   1,651,777       0.1%
    Swedish Match AB                         23,762     731,491       0.0%
*   Swedish Orphan Biovitrum AB              25,167     404,477       0.0%
    Systemair AB                                682       9,412       0.0%
    Tele2 AB Class B                        125,481   1,673,637       0.1%
    Telefonaktiebolaget LM Ericsson Class A  12,842     134,943       0.0%
    Telefonaktiebolaget LM Ericsson Class B 123,302   1,348,526       0.1%
    Telefonaktiebolaget LM Ericsson
      Sponsored ADR                          90,500     988,260       0.1%
    TeliaSonera AB                          237,375   1,475,791       0.1%
    TradeDoubler AB                          13,109      10,898       0.0%
*   Transcom Worldwide AB                     1,831      20,153       0.0%
    Transmode AB                                682       9,360       0.0%
    Trelleborg AB Class B                    56,922   1,115,512       0.1%
    Unibet Group P.L.C.                       7,951     466,117       0.0%
    Vitrolife AB                              4,005      75,550       0.0%
    Volvo AB Class A                         32,685     451,751       0.0%
    Volvo AB Class B                        121,612   1,680,093       0.1%
    Volvo AB Sponsored ADR                    1,200      16,380       0.0%
    Wallenstam AB Class B                    16,952     285,812       0.0%
    Wihlborgs Fastigheter AB                  9,465     183,190       0.0%
                                                    -----------       ---
TOTAL SWEDEN                                         52,935,142       2.3%
                                                    -----------       ---
SWITZERLAND -- (4.9%)
    ABB, Ltd.                               219,337   4,806,207       0.2%
    ABB, Ltd. Sponsored ADR                  55,400   1,206,058       0.1%
    Actelion, Ltd.                           10,350   1,361,861       0.1%
    Adecco SA                                24,304   1,980,695       0.1%
*   AFG Arbonia-Forster Holding AG            3,805      81,176       0.0%
    Allreal Holding AG                        3,692     529,695       0.0%
*   Alpiq Holding AG                            648      56,538       0.0%
    ams AG                                   14,072     765,057       0.0%
    APG SGA SA                                  363     149,867       0.0%
    Aryzta AG                                22,161   1,495,359       0.1%
    Ascom Holding AG                         19,142     340,810       0.0%
    Autoneum Holding AG                       1,294     285,747       0.0%
    Bachem Holding AG Class B                   894      48,153       0.0%
    Baloise Holding AG                       12,070   1,570,743       0.1%
    Bank Coop AG                              1,545      69,174       0.0%
    Banque Cantonale de Geneve                  133      34,263       0.0%
    Banque Cantonale Vaudoise                   658     387,523       0.0%
    Barry Callebaut AG                          321     389,411       0.0%
    Basler Kantonalbank                         198      15,207       0.0%
    Belimo Holding AG                            78     189,259       0.0%
    Bell AG                                      22      58,920       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Bellevue Group AG                            767 $   11,366       0.0%
    Berner Kantonalbank AG                     1,080    231,279       0.0%
    BKW AG                                     2,186     85,981       0.0%
    Bobst Group SA                             2,987    136,267       0.0%
    Bossard Holding AG Class A                 1,456    173,743       0.0%
    Bucher Industries AG                       2,306    579,608       0.0%
    Burckhardt Compression Holding AG            583    253,854       0.0%
    Burkhalter Holding AG                        988    120,649       0.0%
    Calida Holding AG                          2,049     81,345       0.0%
    Carlo Gavazzi Holding AG                      41      9,667       0.0%
*   Charles Voegele Holding AG                 3,510     47,636       0.0%
    Chocoladefabriken Lindt & Sprungli AG          5    321,620       0.0%
    Cie Financiere Richemont SA               36,400  3,244,438       0.2%
    Cie Financiere Tradition SA                  475     33,752       0.0%
    Clariant AG                              135,347  2,971,497       0.1%
    Coltene Holding AG                         1,253    110,811       0.0%
    Conzzeta AG                                   61    229,969       0.0%
    Credit Suisse Group AG                    44,571  1,179,663       0.1%
    Credit Suisse Group AG Sponsored ADR      58,869  1,517,054       0.1%
    Daetwyler Holding AG                       1,857    263,575       0.0%
    DKSH Holding AG                            3,658    287,872       0.0%
*   Dufry AG                                   6,849  1,007,056       0.1%
    Edmond de Rothschild Suisse SA                 1     16,128       0.0%
    EFG International AG                      16,210    237,930       0.0%
    Emmi AG                                      875    289,975       0.0%
    EMS-Chemie Holding AG                        886    371,846       0.0%
    Energiedienst Holding AG                   1,334     38,986       0.0%
    Feintool International Holding AG            262     26,376       0.0%
    Flughafen Zuerich AG                       1,627  1,267,086       0.1%
    Forbo Holding AG                             529    640,679       0.0%
    Galenica AG                                1,636  1,527,523       0.1%
    GAM Holding AG                            64,858  1,463,260       0.1%
    Gategroup Holding AG                      10,384    363,106       0.0%
    Geberit AG                                 3,490  1,236,065       0.1%
    Georg Fischer AG                           1,506  1,065,201       0.1%
    Givaudan SA                                  993  1,858,076       0.1%
    Gurit Holding AG                             219    101,700       0.0%
    Helvetia Holding AG                        1,849  1,050,497       0.1%
    Holcim, Ltd.                              26,622  2,138,558       0.1%
    Huber & Suhner AG                            627     28,965       0.0%
    Implenia AG                                4,688    320,993       0.0%
    Inficon Holding AG                           525    199,566       0.0%
    Interroll Holding AG                         174    115,687       0.0%
    Intershop Holding AG                         281    120,494       0.0%
    Julius Baer Group, Ltd.                   34,129  1,786,337       0.1%
    Kaba Holding AG Class B                      937    615,391       0.0%
    Kardex AG                                  2,423    145,150       0.0%
    Komax Holding AG                           1,805    331,960       0.0%
    Kudelski SA                               18,111    271,571       0.0%
    Kuehne + Nagel International AG            2,593    388,909       0.0%
    Kuoni Reisen Holding AG                    1,420    477,085       0.0%
    LEM Holding SA                                68     60,250       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Liechtensteinische Landesbank AG            270 $    10,940       0.0%
*   LifeWatch AG                              1,086      17,341       0.0%
    Logitech International SA(H50430232)     24,493     365,191       0.0%
    Logitech International SA(B18ZRK2)       30,755     461,704       0.0%
    Lonza Group AG                           15,598   2,205,401       0.1%
    Luzerner Kantonalbank AG                    753     292,060       0.0%
    Metall Zug AG                                47     133,298       0.0%
#*  Meyer Burger Technology AG               20,799     142,251       0.0%
    Micronas Semiconductor Holding AG        10,500      63,983       0.0%
*   Mobilezone Holding AG                     4,831      75,880       0.0%
    Mobimo Holding AG                         1,695     378,217       0.0%
    Nestle SA                               200,781  15,577,436       0.7%
    Novartis AG                               9,303     949,577       0.1%
    Novartis AG ADR                         117,451  11,956,512       0.5%
    OC Oerlikon Corp. AG                     59,261     775,224       0.0%
*   Orascom Development Holding AG              761      11,822       0.0%
*   Orell Fuessli Holding AG                    152      15,387       0.0%
    Orior AG                                  1,969     119,527       0.0%
    Panalpina Welttransport Holding AG        1,841     256,729       0.0%
    Partners Group Holding AG                 2,215     694,260       0.0%
    Phoenix Mecano AG                           139      67,801       0.0%
    PSP Swiss Property AG                     2,990     278,885       0.0%
    Rieter Holding AG                         1,248     205,574       0.0%
    Roche Holding AG(7108918)                   781     218,635       0.0%
    Roche Holding AG(7110388)                19,398   5,550,836       0.3%
    Romande Energie Holding SA                   49      60,288       0.0%
    Schaffner Holding AG                        215      56,891       0.0%
    Schindler Holding AG                      1,376     229,222       0.0%
*   Schmolz + Bickenbach AG                 183,032     176,357       0.0%
    Schweiter Technologies AG                   362     314,949       0.0%
    SGS SA                                      275     532,839       0.0%
    Siegfried Holding AG                      1,374     233,555       0.0%
    Sika AG                                     436   1,496,502       0.1%
    Sonova Holding AG                         1,621     223,949       0.0%
    St Galler Kantonalbank AG                   653     249,156       0.0%
    Straumann Holding AG                      1,080     305,570       0.0%
    Sulzer AG                                 6,667     743,958       0.0%
    Swatch Group AG (The)(7184725)            3,316   1,482,435       0.1%
    Swatch Group AG (The)(7184736)            6,758     598,793       0.0%
    Swiss Life Holding AG                     8,107   1,923,798       0.1%
    Swiss Re AG                              31,724   2,814,153       0.1%
    Swisscom AG                               1,438     854,900       0.1%
    Swissquote Group Holding SA               2,565      81,833       0.0%
    Syngenta AG                               6,962   2,329,691       0.1%
    Syngenta AG ADR                          13,102     878,358       0.1%
    Tamedia AG                                  430      75,146       0.0%
    Tecan Group AG                            1,906     253,308       0.0%
    Temenos Group AG                         14,082     511,742       0.0%
*   Tornos Holding AG                         1,468       7,437       0.0%
    U-Blox AG                                 1,839     349,164       0.0%
    UBS Group AG(BRJL176)                    59,331   1,185,275       0.1%
*   UBS Group AG(H42097107)                 159,324   3,197,633       0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
SWITZERLAND -- (Continued)
    Valiant Holding AG                       2,307 $    207,990       0.0%
    Valora Holding AG                          970      217,691       0.0%
    Vaudoise Assurances Holding SA Class B     117       65,560       0.0%
    Vetropack Holding AG                        57       97,186       0.0%
*   Von Roll Holding AG                     14,867       18,193       0.0%
    Vontobel Holding AG                     11,479      509,988       0.0%
    VP Bank AG                               1,303      109,718       0.0%
    Walter Meier AG                            480       21,599       0.0%
    Ypsomed Holding AG                         537       52,093       0.0%
*   Zehnder Group AG                         3,527      167,020       0.0%
*   Zueblin Immobilien Holding AG            4,474        5,337       0.0%
    Zug Estates Holding AG                      36       55,093       0.0%
    Zuger Kantonalbank AG                       25      128,440       0.0%
    Zurich Insurance Group AG                9,956    3,072,951       0.1%
                                                   ------------       ---
TOTAL SWITZERLAND                                   113,996,007       5.0%
                                                   ------------       ---
TAIWAN -- (3.7%)
#   A-DATA Technology Co., Ltd.             69,503      109,951       0.0%
    Ability Enterprise Co., Ltd.           189,530      108,141       0.0%
#   AcBel Polytech, Inc.                   108,540      106,600       0.0%
    Accton Technology Corp.                197,929      102,763       0.0%
*   Acer, Inc.                             703,521      460,040       0.0%
    ACES Electronic Co., Ltd.               43,000       44,058       0.0%
    ACHEM Technology Corp.                  82,579       50,065       0.0%
#*  Acme Electronics Corp.                  19,000       15,479       0.0%
    Acter Co., Ltd.                         10,000       24,273       0.0%
*   Action Electronics Co., Ltd.            61,921       12,175       0.0%
    Actron Technology Corp.                 15,000       59,075       0.0%
#   Adlink Technology, Inc.                 18,190       57,002       0.0%
    Advanced Ceramic X Corp.                 8,000       39,335       0.0%
*   Advanced Connectek, Inc.                40,000       14,452       0.0%
    Advanced Semiconductor Engineering,
      Inc.                                 509,644      722,739       0.1%
    Advanced Semiconductor Engineering,
      Inc. ADR                              36,804      262,413       0.0%
#*  Advanced Wireless Semiconductor Co.     71,000      148,383       0.0%
    Advancetek Enterprise Co., Ltd.         36,000       29,793       0.0%
    Advantech Co., Ltd.                     31,443      259,020       0.0%
*   AGV Products Corp.                     236,969       63,210       0.0%
    Airtac International Group              10,000       81,745       0.0%
#   ALI Corp.                               79,000       59,901       0.0%
    Allis Electric Co., Ltd.                 8,000        2,609       0.0%
    Alpha Networks, Inc.                   128,000       95,878       0.0%
    Altek Corp.                            104,648      114,709       0.0%
    Ambassador Hotel (The)                  55,000       51,120       0.0%
    AMPOC Far-East Co., Ltd.                24,000       25,015       0.0%
#   AmTRAN Technology Co., Ltd.            314,823      180,232       0.0%
    Anpec Electronics Corp.                 26,402       28,383       0.0%
    Apacer Technology, Inc.                 25,450       25,498       0.0%
    APCB, Inc.                              39,000       25,530       0.0%
    Apex Biotechnology Corp.                31,226       55,558       0.0%
    Apex International Co., Ltd.            22,000       32,913       0.0%
    Apex Medical Corp.                       7,000       11,906       0.0%
    Arcadyan Technology Corp.               28,674       39,890       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
TAIWAN -- (Continued)
    Ardentec Corp.                           138,138 $  129,310       0.0%
*   Arima Communications Corp.                58,708     21,552       0.0%
#   Asia Cement Corp.                        256,029    323,748       0.0%
#*  Asia Optical Co., Inc.                    90,000    111,256       0.0%
    Asia Plastic Recycling Holding, Ltd.      48,807     46,841       0.0%
    Asia Polymer Corp.                        99,000     73,063       0.0%
    Asia Vital Components Co., Ltd.           82,053     71,581       0.0%
    ASROCK, Inc.                               6,000     14,546       0.0%
#   Asustek Computer, Inc.                    79,502    842,272       0.1%
    Aten International Co., Ltd.              35,000    103,529       0.0%
#   AU Optronics Corp.                     2,271,980  1,140,185       0.1%
    AU Optronics Corp. Sponsored ADR          19,522     98,000       0.0%
    Audix Corp.                               47,200     62,031       0.0%
    Aurora Corp.                              33,000     59,200       0.0%
    AV Tech Corp.                             12,000     16,219       0.0%
    Avermedia Technologies                    35,000     14,130       0.0%
    Bank of Kaohsiung Co., Ltd.               58,228     19,087       0.0%
    BenQ Materials Corp.                      32,000     30,093       0.0%
#   BES Engineering Corp.                    541,000    133,000       0.0%
#   Bizlink Holding, Inc.                     31,172    133,403       0.0%
    Boardtek Electronics Corp.                47,000     77,680       0.0%
    C Sun Manufacturing, Ltd.                 26,000     18,359       0.0%
    Capital Securities Corp.                 621,000    229,736       0.0%
#   Career Technology MFG. Co., Ltd.          96,000     95,341       0.0%
    Carnival Industrial Corp.                 28,000      8,058       0.0%
    Catcher Technology Co., Ltd.              59,360    694,622       0.1%
    Cathay Financial Holding Co., Ltd.       406,692    710,500       0.1%
#   Cathay Real Estate Development Co.,
      Ltd.                                   309,000    193,837       0.0%
    Central Reinsurance Co., Ltd.             28,560     16,593       0.0%
    Champion Building Materials Co., Ltd.     74,526     22,366       0.0%
    Chang Hwa Commercial Bank                637,474    389,502       0.0%
    Chang Wah Electromaterials, Inc.           8,682     26,056       0.0%
    Channel Well Technology Co., Ltd.         31,000     22,826       0.0%
    Charoen Pokphand Enterprise               67,200     62,160       0.0%
#   Chaun-Choung Technology Corp.             25,000     74,717       0.0%
    CHC Resources Corp.                       22,000     59,790       0.0%
    Chen Full International Co., Ltd.         17,000     20,265       0.0%
#   Chenbro Micom Co., Ltd.                   14,000     22,546       0.0%
    Cheng Loong Corp.                        244,360    106,025       0.0%
    Cheng Shin Rubber Industry Co., Ltd.     137,341    328,689       0.0%
    Cheng Uei Precision Industry Co., Ltd.   138,051    271,471       0.0%
    Chia Chang Co., Ltd.                      24,000     24,496       0.0%
    Chicony Electronics Co., Ltd.             68,358    196,563       0.0%
    Chien Kuo Construction Co., Ltd.          75,250     29,595       0.0%
    Chilisin Electronics Corp.                16,560     33,081       0.0%
    Chimei Materials Technology Corp.         65,100     69,981       0.0%
    Chin-Poon Industrial Co., Ltd.           126,126    242,463       0.0%
*   China Airlines, Ltd.                     895,019    475,960       0.0%
#   China Chemical & Pharmaceutical Co.,
      Ltd.                                    99,000     66,546       0.0%
#   China Development Financial Holding
      Corp.                                1,730,412    720,943       0.1%
    China Ecotek Corp.                        11,000     27,574       0.0%
*   China Electric Manufacturing Corp.        73,000     28,101       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
TAIWAN -- (Continued)
    China General Plastics Corp.               129,396 $ 58,531       0.0%
    China Glaze Co., Ltd.                       29,599   14,049       0.0%
    China Life Insurance Co., Ltd.             490,218  518,922       0.1%
    China Metal Products                       104,290  108,841       0.0%
#*  China Petrochemical Development Corp.      792,031  297,397       0.0%
    China Steel Chemical Corp.                  27,000  131,111       0.0%
#   China Steel Corp.                          741,881  623,148       0.1%
    China Steel Structure Co., Ltd.             24,000   21,232       0.0%
#   China Synthetic Rubber Corp.               170,224  181,532       0.0%
*   China Wire & Cable Co., Ltd.                61,000   25,052       0.0%
    Chinese Maritime Transport, Ltd.            41,000   43,434       0.0%
    Chipbond Technology Corp.                  155,000  334,954       0.0%
    Chong Hong Construction Co., Ltd.           64,706  147,516       0.0%
#   Chroma ATE, Inc.                            65,560  157,904       0.0%
    Chun Yuan Steel                            160,570   61,042       0.0%
    Chung Hsin Electric & Machinery
      Manufacturing Corp.                      126,000   90,422       0.0%
*   Chung Hung Steel Corp.                     221,212   50,654       0.0%
#*  Chung Hwa Pulp Corp.                       161,470   58,056       0.0%
#   Chunghwa Chemical Synthesis & Biotech
      Co., Ltd.                                 11,000   12,899       0.0%
*   Chunghwa Picture Tubes, Ltd.               951,656   40,022       0.0%
    Chunghwa Telecom Co., Ltd.                  74,727  241,166       0.0%
#   Chunghwa Telecom Co., Ltd. ADR               3,011   96,894       0.0%
    Cleanaway Co., Ltd.                          9,000   55,766       0.0%
    Clevo Co.                                   84,401  133,041       0.0%
#*  CMC Magnetics Corp.                      1,081,000  134,231       0.0%
*   CoAsia Microelectronics Corp.               57,000   44,351       0.0%
    Collins Co., Ltd.                           54,802   26,599       0.0%
    Compal Electronics, Inc.                 1,063,747  968,460       0.1%
    Compeq Manufacturing Co., Ltd.             335,000  212,048       0.0%
*   Concord Securities Corp.                   162,000   44,005       0.0%
    Continental Holdings Corp.                 130,200   47,346       0.0%
    Coretronic Corp.                           186,750  253,567       0.0%
    Coxon Precise Industrial Co., Ltd.          27,000   66,507       0.0%
*   Crystalwise Technology, Inc.                48,000   36,772       0.0%
    CSBC Corp. Taiwan                           45,740   24,925       0.0%
    CTBC Financial Holding Co., Ltd.           817,292  636,158       0.1%
#   CTCI Corp.                                 134,444  236,389       0.0%
    Cub Elecparts, Inc.                          4,589   58,220       0.0%
    CviLux Corp.                                15,000   24,391       0.0%
    Cyberlink Corp.                             23,535   69,447       0.0%
    CyberTAN Technology, Inc.                   42,424   33,491       0.0%
#   D-Link Corp.                               214,263  110,938       0.0%
    DA CIN Construction Co., Ltd.               36,000   23,910       0.0%
    Dafeng TV, Ltd.                              8,200   13,973       0.0%
#*  Danen Technology Corp.                      65,000   24,308       0.0%
    Darfon Electronics Corp.                    51,000   31,434       0.0%
*   Darwin Precisions Corp.                    146,000   85,312       0.0%
*   Delpha Construction Co., Ltd.               53,321   33,028       0.0%
    Delta Electronics, Inc.                     45,320  272,712       0.0%
#   Depo Auto Parts Ind Co., Ltd.               32,000  147,403       0.0%
    Dynacolor, Inc.                             17,000   33,292       0.0%
*   Dynamic Electronics Co., Ltd.               68,183   27,730       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
TAIWAN -- (Continued)
    Dynapack International Technology Corp.     27,000 $ 65,466       0.0%
#*  E Ink Holdings, Inc.                       277,000  125,477       0.0%
    E-Lead Electronic Co., Ltd.                 21,000   49,894       0.0%
    E-Life Mall Corp.                           18,000   37,098       0.0%
#*  E-Ton Solar Tech Co., Ltd.                  60,022   31,381       0.0%
    E.Sun Financial Holding Co., Ltd.        1,133,400  776,075       0.1%
    Eastern Media International Corp.          136,330   47,230       0.0%
    Eclat Textile Co., Ltd.                     34,640  463,777       0.0%
    Edimax Technology Co., Ltd.                 52,313   19,931       0.0%
    Edison Opto Corp.                           40,000   38,449       0.0%
#   eGalax_eMPIA Technology, Inc.               21,420   48,233       0.0%
    Elan Microelectronics Corp.                118,000  193,196       0.0%
    Elite Advanced Laser Corp.                  29,000  125,803       0.0%
    Elite Material Co., Ltd.                    84,162  140,304       0.0%
#   Elite Semiconductor Memory Technology,
      Inc.                                      70,000   98,171       0.0%
    Elitegroup Computer Systems Co., Ltd.      127,087  126,998       0.0%
#   eMemory Technology, Inc.                    13,000  146,795       0.0%
    ENG Electric Co., Ltd.                      50,000   37,812       0.0%
    EnTie Commercial Bank Co., Ltd.            112,000   61,157       0.0%
*   Entire Technology Co., Ltd.                 28,000   19,636       0.0%
*   Episil Holdings, Inc.                       65,500   29,531       0.0%
#   Epistar Corp.                              278,743  435,406       0.0%
    Eson Precision Ind. Co., Ltd.               15,000   20,003       0.0%
    Eternal Materials Co., Ltd.                187,604  214,080       0.0%
#*  Etron Technology, Inc.                     155,000   89,886       0.0%
*   Eva Airways Corp.                          438,699  345,823       0.0%
    Everest Textile Co., Ltd.                   22,000   12,854       0.0%
    Evergreen International Storage &
      Transport Corp.                          209,000  122,045       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.        441,399  300,264       0.0%
#   Everlight Chemical Industrial Corp.        104,450   95,407       0.0%
#   Everlight Electronics Co., Ltd.            105,225  243,262       0.0%
    Excelsior Medical Co., Ltd.                 19,172   32,225       0.0%
    Far Eastern Department Stores, Ltd.        250,249  201,123       0.0%
    Far Eastern International Bank             607,000  223,908       0.0%
    Far Eastern New Century Corp.              388,849  427,116       0.0%
    Far EasTone Telecommunications Co., Ltd.   116,000  276,573       0.0%
    Faraday Technology Corp.                    69,395   95,374       0.0%
    Farglory Land Development Co., Ltd.        151,575  180,970       0.0%
    Federal Corp.                              167,650   98,920       0.0%
    Feng Hsin Iron & Steel Co.                 122,000  165,969       0.0%
    Feng TAY Enterprise Co., Ltd.               38,968  240,462       0.0%
    First Copper Technology Co., Ltd.           49,000   16,060       0.0%
    First Financial Holding Co., Ltd.          909,125  571,550       0.1%
    First Hotel                                 52,042   38,277       0.0%
    First Insurance Co, Ltd. (The)              35,000   17,481       0.0%
*   First Steamship Co., Ltd.                   83,509   46,501       0.0%
#   FLEXium Interconnect, Inc.                  56,742  201,107       0.0%
#   Flytech Technology Co., Ltd.                17,447   72,396       0.0%
#   FocalTech Systems Co., Ltd.                 15,000   15,309       0.0%
    Formosa Advanced Technologies Co., Ltd.     24,000   19,347       0.0%
#   Formosa Chemicals & Fibre Corp.            161,821  412,346       0.0%
    Formosa International Hotels Corp.           4,840   51,674       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
TAIWAN -- (Continued)
#*  Formosa Laboratories, Inc.                12,191 $   25,701       0.0%
    Formosa Optical Technology Co., Ltd.       9,000     24,992       0.0%
#   Formosa Petrochemical Corp.               41,000    105,700       0.0%
#   Formosa Plastics Corp.                   131,927    339,131       0.0%
    Formosan Rubber Group, Inc.              158,000    169,500       0.0%
    Formosan Union Chemical                   67,167     29,394       0.0%
    Founding Construction & Development
      Co., Ltd.                               40,619     27,968       0.0%
    Foxconn Technology Co., Ltd.             174,627    497,694       0.1%
    Foxlink Image Technology Co., Ltd.        30,000     21,552       0.0%
    Fubon Financial Holding Co., Ltd.        521,019  1,120,480       0.1%
    Fullerton Technology Co., Ltd.            19,000     16,617       0.0%
    Fulltech Fiber Glass Corp.               120,965     53,917       0.0%
    Fwusow Industry Co., Ltd.                 68,394     34,723       0.0%
    G Shank Enterprise Co., Ltd.              65,593     59,666       0.0%
#*  G Tech Optoelectronics Corp.              67,000     58,533       0.0%
    Gallant Precision Machining Co., Ltd.     44,000     18,640       0.0%
    Gamania Digital Entertainment Co.,
      Ltd.                                    43,000     56,629       0.0%
    Gemtek Technology Corp.                   98,348     72,717       0.0%
*   Genesis Photonics, Inc.                   79,059     38,011       0.0%
#*  Genius Electronic Optical Co., Ltd.       17,000     48,442       0.0%
    GeoVision, Inc.                            4,840     16,870       0.0%
    Getac Technology Corp.                   159,000     97,634       0.0%
    Giant Manufacturing Co., Ltd.             18,760    161,807       0.0%
    Giga Solution Tech Co., Ltd.              41,000     29,754       0.0%
    Gigabyte Technology Co., Ltd.            155,000    188,077       0.0%
    Gigasolar Materials Corp.                  3,600     62,083       0.0%
#*  Gigastorage Corp.                         91,450     79,828       0.0%
    Ginko International Co., Ltd.              7,000    102,296       0.0%
#*  Gintech Energy Corp.                     130,394     83,267       0.0%
*   Global Brands Manufacture, Ltd.          122,000     37,512       0.0%
    Global Lighting Technologies, Inc.        29,000     42,175       0.0%
    Global Mixed Mode Technology, Inc.        12,000     34,174       0.0%
    Global Unichip Corp.                      19,000     49,900       0.0%
*   Globalwafers Co., Ltd.                     8,744     27,098       0.0%
    Globe Union Industrial Corp.              44,075     22,176       0.0%
    Gloria Material Technology Corp.         150,150    111,914       0.0%
*   Gold Circuit Electronics, Ltd.            93,000     46,552       0.0%
#*  Goldsun Development & Construction
      Co., Ltd.                              428,624    146,179       0.0%
#   Gourmet Master Co., Ltd.                  11,000     46,870       0.0%
    Grand Pacific Petrochemical              285,000    182,726       0.0%
    Grape King Bio, Ltd.                      14,000     76,270       0.0%
    Great China Metal Industry                26,000     28,501       0.0%
    Great Taipei Gas Co., Ltd.                41,000     32,011       0.0%
    Great Wall Enterprise Co., Ltd.          178,427    145,542       0.0%
    Greatek Electronics, Inc.                 12,000     16,096       0.0%
#*  Green Energy Technology, Inc.             62,581     39,987       0.0%
*   GTM Holdings Corp.                        27,000     15,789       0.0%
*   Hannstar Board Corp.                     166,096     72,469       0.0%
#   HannStar Display Corp.                 1,058,135    213,676       0.0%
*   HannsTouch Solution, Inc.                287,026     58,384       0.0%
    Harvatek Corp.                            57,663     33,054       0.0%
    Hey Song Corp.                            83,500    105,056       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
TAIWAN -- (Continued)
    Highwealth Construction Corp.            112,676 $  293,924       0.0%
    Hiroca Holdings, Ltd.                     12,795     47,243       0.0%
#   Hitron Technology, Inc.                   97,000     50,258       0.0%
#   Hiwin Technologies Corp.                  19,758    150,649       0.0%
#*  Ho Tung Chemical Corp.                   263,955     76,290       0.0%
    Hocheng Corp.                             66,000     22,378       0.0%
    Holiday Entertainment Co., Ltd.           12,000     22,556       0.0%
    Holtek Semiconductor, Inc.                45,000     82,319       0.0%
    Holy Stone Enterprise Co., Ltd.           84,878    120,975       0.0%
    Hon Hai Precision Industry Co., Ltd.   1,013,397  3,036,591       0.2%
    Hon Hai Precision Industry Co., Ltd.
      GDR                                     42,416    256,521       0.0%
    Hong TAI Electric Industrial              72,000     25,000       0.0%
    Horizon Securities Co., Ltd.             142,000     43,111       0.0%
    Hota Industrial Manufacturing Co.,
      Ltd.                                    21,665     54,550       0.0%
    Hotai Motor Co., Ltd.                     28,000    485,138       0.1%
    Hsin Kuang Steel Co., Ltd.                51,000     30,728       0.0%
    Hsin Yung Chien Co., Ltd.                  8,800     33,976       0.0%
#*  HTC Corp.                                 73,522    302,707       0.0%
    Hu Lane Associate, Inc.                   27,431    139,030       0.0%
    HUA ENG Wire & Cable                      39,000     12,725       0.0%
    Hua Nan Financial Holdings Co., Ltd.     799,271    490,971       0.1%
    Huaku Development Co., Ltd.               75,540    172,587       0.0%
    Huang Hsiang Construction Corp.           49,000     70,774       0.0%
    Hung Poo Real Estate Development Corp.   116,695    103,865       0.0%
#   Hung Sheng Construction Co., Ltd.        137,500     98,611       0.0%
    Hwa Fong Rubber Co., Ltd.                 95,397     62,594       0.0%
    I-Chiun Precision Industry Co., Ltd.      61,000     35,555       0.0%
    I-Sheng Electric Wire & Cable Co.,
      Ltd.                                    25,000     37,476       0.0%
#   Ibase Technology, Inc.                    30,465     67,785       0.0%
#   Ichia Technologies, Inc.                 102,000     86,543       0.0%
    Ideal Bike Corp.                          53,000     29,661       0.0%
    ILI Technology Corp.                      20,000     40,308       0.0%
    Infortrend Technology, Inc.               60,320     35,315       0.0%
    Innolux Corp.                          1,969,685  1,016,036       0.1%
#*  Inotera Memories, Inc.                   452,634    519,801       0.1%
    Inventec Corp.                           553,945    390,919       0.0%
    ITE Technology, Inc.                      53,193     67,289       0.0%
    ITEQ Corp.                                79,835     66,287       0.0%
*   J Touch Corp.                             19,000     10,379       0.0%
    Jentech Precision Industrial Co., Ltd.    23,000     50,284       0.0%
    Jess-Link Products Co., Ltd.              25,000     30,753       0.0%
    Jih Sun Financial Holdings Co., Ltd.     367,519    109,534       0.0%
    Johnson Health Tech Co., Ltd.             17,870     46,252       0.0%
    K Laser Technology, Inc.                  36,000     17,705       0.0%
*   Kao Hsing Chang Iron & Steel              44,850     16,041       0.0%
    Kaori Heat Treatment Co., Ltd.            13,770     26,901       0.0%
    Kaulin Manufacturing Co., Ltd.            16,000     11,552       0.0%
    KD Holding Corp.                           7,000     40,180       0.0%
    KEE TAI Properties Co., Ltd.             114,790     75,259       0.0%
#   Kenda Rubber Industrial Co., Ltd.        152,030    297,212       0.0%
    Kenmec Mechanical Engineering Co.,
      Ltd.                                    68,000     30,950       0.0%
    Kerry TJ Logistics Co., Ltd.              38,000     50,413       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
TAIWAN -- (Continued)
#   Kindom Construction Corp.                  122,000 $110,092       0.0%
    King Slide Works Co., Ltd.                   9,000  141,551       0.0%
#   King Yuan Electronics Co., Ltd.            419,545  381,374       0.0%
    King's Town Bank Co., Ltd.                 212,000  217,285       0.0%
    Kinik Co.                                   26,000   55,237       0.0%
    Kinko Optical Co., Ltd.                     62,000   42,322       0.0%
*   Kinpo Electronics                          430,000  184,551       0.0%
    Kinsus Interconnect Technology Corp.        60,000  183,007       0.0%
    KMC Kuei Meng International, Inc.            4,000   18,603       0.0%
    KS Terminals, Inc.                          15,162   21,370       0.0%
    Kung Long Batteries Industrial Co., Ltd.    26,000  117,265       0.0%
    Kung Sing Engineering Corp.                 91,000   34,442       0.0%
#   Kuo Toong International Co., Ltd.           40,000   67,665       0.0%
    Kuoyang Construction Co., Ltd.             147,387   70,725       0.0%
    Kwong Fong Industries Corp.                105,200   62,028       0.0%
    KYE Systems Corp.                           69,993   26,115       0.0%
    LAN FA Textile                             176,922   86,085       0.0%
    Largan Precision Co., Ltd.                   5,000  501,030       0.1%
#   LCY Chemical Corp.                         144,286   94,385       0.0%
#   Leader Electronics, Inc.                    40,000   16,659       0.0%
*   Lealea Enterprise Co., Ltd.                335,933  122,193       0.0%
    LEE CHI Enterprises Co., Ltd.               96,000   46,920       0.0%
    Lelon Electronics Corp.                     35,000   43,809       0.0%
    Lextar Electronics Corp.                    93,500   84,492       0.0%
*   Li Peng Enterprise Co., Ltd.               204,301   75,518       0.0%
    Lian HWA Food Corp.                          8,467    9,962       0.0%
    Lien Hwa Industrial Corp.                  217,284  149,773       0.0%
    Lingsen Precision Industries, Ltd.         142,000   64,709       0.0%
    Lite-On Semiconductor Corp.                 69,448   55,447       0.0%
    Lite-On Technology Corp.                   406,696  513,853       0.1%
#   Long Bon International Co., Ltd.           155,000  124,235       0.0%
    Long Chen Paper Co., Ltd.                  201,314   88,954       0.0%
    Longwell Co.                                41,000   39,870       0.0%
    Lotes Co., Ltd.                             16,000   66,029       0.0%
    Lumax International Corp., Ltd.             26,705   54,376       0.0%
    Lung Yen Life Service Corp.                 20,000   53,218       0.0%
    Macroblock, Inc.                             4,000    8,232       0.0%
#*  Macronix International                   1,284,909  311,385       0.0%
*   MacroWell OMG Digital Entertainment
      Co., Ltd.                                  6,000   14,136       0.0%
#   Makalot Industrial Co., Ltd.                30,463  238,214       0.0%
    Marketech International Corp.               45,000   41,827       0.0%
#   Masterlink Securities Corp.                325,952  121,550       0.0%
    Mayer Steel Pipe Corp.                      29,700   14,408       0.0%
    Maywufa Co., Ltd.                           49,000   24,296       0.0%
    MediaTek, Inc.                              29,048  373,388       0.0%
    Mega Financial Holding Co., Ltd.           672,748  598,383       0.1%
    Mercuries & Associates Holding, Ltd.       149,322  104,070       0.0%
*   Mercuries Life Insurance Co., Ltd.         111,578   68,544       0.0%
    Merida Industry Co., Ltd.                   20,790  155,770       0.0%
#   Merry Electronics Co., Ltd.                 54,734  125,254       0.0%
    Micro-Star International Co., Ltd.         263,394  314,354       0.0%
*   Microbio Co., Ltd.                          52,881   45,447       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
TAIWAN -- (Continued)
#*  Microelectronics Technology, Inc.         87,213 $   35,399       0.0%
    Microlife Corp.                            9,000     21,066       0.0%
#   MIN AIK Technology Co., Ltd.              17,000     63,521       0.0%
    Mirle Automation Corp.                    46,505     45,373       0.0%
#   Mitac Holdings Corp.                     145,520    118,694       0.0%
#   Motech Industries, Inc.                   99,000    126,889       0.0%
#   MPI Corp.                                 21,000     62,682       0.0%
    Nak Sealing Technologies Corp.            10,000     36,505       0.0%
    Namchow Chemical Industrial, Ltd.         36,000     79,853       0.0%
    Nan Kang Rubber Tire Co., Ltd.            91,183     93,676       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.  50,000     19,774       0.0%
    Nan Ya Plastics Corp.                    199,187    489,561       0.1%
#*  Nan Ya Printed Circuit Board Corp.        67,214    119,661       0.0%
    Nantex Industry Co., Ltd.                 43,102     30,770       0.0%
    National Petroleum Co., Ltd.              67,000     82,287       0.0%
#   Neo Solar Power Corp.                    206,669    185,204       0.0%
#   Netronix, Inc.                            38,000     72,510       0.0%
    New Era Electronics Co., Ltd.             16,000     15,867       0.0%
    Newmax Technology Co., Ltd.               12,523     11,819       0.0%
#   Nexcom International Co., Ltd.            23,000     34,122       0.0%
    Nichidenbo Corp.                          23,520     21,830       0.0%
    Nien Hsing Textile Co., Ltd.              96,271     90,107       0.0%
    Novatek Microelectronics Corp.            74,000    386,771       0.0%
    Nuvoton Technology Corp.                  19,000     18,616       0.0%
#*  Ocean Plastics Co., Ltd.                  29,000     36,223       0.0%
#   OptoTech Corp.                           184,000     83,638       0.0%
#*  Orient Semiconductor Electronics, Ltd.   103,000     54,244       0.0%
#   Oriental Union Chemical Corp.            146,992    131,574       0.0%
    Pacific Hospital Supply Co., Ltd.         24,000     52,729       0.0%
*   Pan Jit International, Inc.              158,940     71,230       0.0%
    Pan-International Industrial Corp.        75,000     45,651       0.0%
    Parade Technologies, Ltd.                  6,000     59,367       0.0%
    Paragon Technologies Co., Ltd.            20,423     36,220       0.0%
    PChome Online, Inc.                       11,611    196,404       0.0%
    Pegatron Corp.                           408,261  1,209,453       0.1%
    Phihong Technology Co., Ltd.             136,000     70,674       0.0%
    Phison Electronics Corp.                  39,000    359,681       0.0%
    Phoenix Tours International, Inc.          7,000     10,925       0.0%
#*  Phytohealth Corp.                         30,000     25,649       0.0%
#   Pixart Imaging, Inc.                      28,000     85,340       0.0%
    Polytronics Technology Corp.               8,000     18,462       0.0%
    Portwell, Inc.                            18,000     32,011       0.0%
    Posiflex Technology, Inc.                  8,040     43,481       0.0%
    Pou Chen Corp.                           416,528    583,703       0.1%
#*  Power Quotient International Co., Ltd.    50,000     26,008       0.0%
    Powertech Technology, Inc.               208,900    385,676       0.0%
    Poya International Co., Ltd.               9,160     97,837       0.0%
#   President Chain Store Corp.               25,768    190,687       0.0%
    President Securities Corp.               169,422    101,313       0.0%
    Prime Electronics Satellitics, Inc.       29,400     10,943       0.0%
    Prince Housing & Development Corp.       255,000    110,136       0.0%
    Promate Electronic Co., Ltd.              59,000     74,861       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
TAIWAN -- (Continued)
#   Promise Technology, Inc.                    34,874 $ 38,241       0.0%
*   Qisda Corp.                                618,875  270,197       0.0%
    Quanta Computer, Inc.                       97,007  243,382       0.0%
*   Quintain Steel Co., Ltd.                    73,000   13,461       0.0%
#   Radiant Opto-Electronics Corp.              81,782  268,931       0.0%
    Radium Life Tech Co., Ltd.                 279,442  145,486       0.0%
    Ralec Electronic Corp.                       8,000   16,995       0.0%
#   Realtek Semiconductor Corp.                 77,098  240,113       0.0%
    Rechi Precision Co., Ltd.                   75,185   81,438       0.0%
#   Rich Development Co., Ltd.                 222,814   95,869       0.0%
    Richtek Technology Corp.                    38,000  214,883       0.0%
#*  Ritek Corp.                                908,759   92,589       0.0%
    Rotam Global Agrosciences, Ltd.             21,319   33,888       0.0%
#   Ruentex Development Co., Ltd.              119,550  212,459       0.0%
    Ruentex Engineering & Construction Co.      13,000   29,927       0.0%
    Ruentex Industries, Ltd.                   143,501  352,336       0.0%
#   Run Long Construction Co., Ltd.             19,204   23,014       0.0%
    Sampo Corp.                                174,000   78,893       0.0%
    San Fang Chemical Industry Co., Ltd.        57,167  103,827       0.0%
    San Shing Fastech Corp.                     24,150   61,378       0.0%
#*  Sanyang Motor Co., Ltd.                    227,900  202,236       0.0%
    SCI Pharmtech, Inc.                          9,450   20,847       0.0%
    Scientech Corp.                              8,000   15,353       0.0%
    SDI Corp.                                   19,000   25,415       0.0%
    Senao International Co., Ltd.               13,000   19,837       0.0%
    Sercomm Corp.                               61,000  136,328       0.0%
    Sesoda Corp.                                40,792   59,010       0.0%
    ShenMao Technology, Inc.                    14,922   15,927       0.0%
    Shih Her Technologies, Inc.                 21,000   34,692       0.0%
    Shih Wei Navigation Co., Ltd.               83,100   48,634       0.0%
    Shihlin Electric & Engineering Corp.        31,000   41,893       0.0%
*   Shihlin Paper Corp.                         16,000   20,533       0.0%
    Shin Kong Financial Holding Co., Ltd.    1,886,164  611,723       0.1%
    Shin Zu Shing Co., Ltd.                     53,549  148,293       0.0%
*   Shining Building Business Co., Ltd.        109,148   64,795       0.0%
    Shinkong Insurance Co., Ltd.                75,000   60,466       0.0%
#   Shinkong Synthetic Fibers Corp.            498,799  181,215       0.0%
    Shinkong Textile Co., Ltd.                  70,000   92,037       0.0%
#   Shuttle, Inc.                              166,000   46,753       0.0%
    Sigurd Microelectronics Corp.              156,000  147,329       0.0%
#   Siliconware Precision Industries Co.,
      Ltd.                                     302,000  496,127       0.1%
    Silitech Technology Corp.                   23,001   17,571       0.0%
    Simplo Technology Co., Ltd.                 44,000  217,769       0.0%
#   Sinbon Electronics Co., Ltd.                72,000  126,061       0.0%
    Sincere Navigation Corp.                    79,125   62,983       0.0%
    Sinmag Equipment Corp.                       8,480   50,874       0.0%
    Sino-American Silicon Products, Inc.       187,000  275,095       0.0%
    Sinon Corp.                                145,000   83,693       0.0%
    SinoPac Financial Holdings Co., Ltd.     1,160,686  526,090       0.1%
#   Sinphar Pharmaceutical Co., Ltd.            27,632   34,714       0.0%
    Sinyi Realty, Inc.                          71,129   82,101       0.0%
    Sirtec International Co., Ltd.              34,000   73,122       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
TAIWAN -- (Continued)
    Sitronix Technology Corp.                   21,000 $ 75,755       0.0%
    Siward Crystal Technology Co., Ltd.         48,000   35,460       0.0%
    Solar Applied Materials Technology Co.     103,000   90,133       0.0%
#*  Solartech Energy Corp.                     120,296   79,847       0.0%
#   Sonix Technology Co., Ltd.                  63,000   94,932       0.0%
    Southeast Cement Co., Ltd.                  33,000   18,862       0.0%
    Sporton International, Inc.                 15,402   87,327       0.0%
    St Shine Optical Co., Ltd.                   9,000  158,655       0.0%
    Standard Chemical & Pharmaceutical Co.,
      Ltd.                                      20,330   24,709       0.0%
    Standard Foods Corp.                        37,017   91,748       0.0%
    Stark Technology, Inc.                      41,000   40,181       0.0%
    Sunonwealth Electric Machine Industry
      Co., Ltd.                                 39,000   27,648       0.0%
    Sunrex Technology Corp.                     80,000   49,349       0.0%
    Sunspring Metal Corp.                       22,000   42,833       0.0%
    Supreme Electronics Co., Ltd.               75,632   41,277       0.0%
    Swancor Ind Co., Ltd.                        8,000   64,828       0.0%
    Sweeten Construction Co., Ltd.              26,265   16,200       0.0%
    Syncmold Enterprise Corp.                   43,000   93,406       0.0%
#   Synnex Technology International Corp.      190,248  269,564       0.0%
    Sysage Technology Co., Ltd.                 13,200   13,925       0.0%
    T-Mac Techvest PCB Co., Ltd.                42,000   22,770       0.0%
#   TA Chen Stainless Pipe                     191,827  129,350       0.0%
#*  Ta Chong Bank, Ltd.                        600,363  215,229       0.0%
    Ta Chong Securities Co., Ltd.              108,000   44,949       0.0%
    TA-I Technology Co., Ltd.                   37,000   20,708       0.0%
    Tah Hsin Industrial Corp.                    9,900    9,123       0.0%
    Taichung Commercial Bank Co., Ltd.         656,531  234,563       0.0%
    TaiDoc Technology Corp.                     10,000   30,237       0.0%
#   Taiflex Scientific Co., Ltd.                49,000   73,097       0.0%
#   Taimide Tech, Inc.                          21,000   31,241       0.0%
#   Tainan Enterprises Co., Ltd.                48,000   51,789       0.0%
    Tainan Spinning Co., Ltd.                  402,150  233,303       0.0%
    Taishin Financial Holding Co., Ltd.      1,885,225  863,019       0.1%
#*  Taisun Enterprise Co., Ltd.                 47,741   19,998       0.0%
#*  Taita Chemical Co., Ltd.                   116,424   35,077       0.0%
    Taiwan Acceptance Corp.                     38,000  102,240       0.0%
*   Taiwan Business Bank                       822,728  270,890       0.0%
    Taiwan Cement Corp.                        508,137  721,638       0.1%
    Taiwan Chinsan Electronic Industrial
      Co., Ltd.                                 14,000   21,801       0.0%
    Taiwan Cogeneration Corp.                  114,993  113,626       0.0%
    Taiwan Cooperative Financial Holding
      Co., Ltd.                                837,880  452,064       0.0%
    Taiwan FamilyMart Co., Ltd.                  2,000   15,572       0.0%
    Taiwan Fertilizer Co., Ltd.                194,000  356,802       0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.    50,040   39,439       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.        32,000   40,792       0.0%
#   Taiwan Glass Industry Corp.                195,142  139,870       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.      104,421  194,313       0.0%
    Taiwan Hopax Chemicals Manufacturing
      Co., Ltd.                                 29,000   18,164       0.0%
    Taiwan Land Development Corp.              234,664  122,071       0.0%
*   Taiwan Life Insurance Co., Ltd.            100,006   94,049       0.0%
    Taiwan Line Tek Electronic                  10,498    7,788       0.0%
    Taiwan Mobile Co., Ltd.                     19,800   69,756       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
TAIWAN -- (Continued)
    Taiwan Navigation Co., Ltd.               34,000 $   22,562       0.0%
    Taiwan Paiho, Ltd.                        80,892    219,639       0.0%
    Taiwan PCB Techvest Co., Ltd.             87,800    142,684       0.0%
#*  Taiwan Prosperity Chemical Corp.          40,000     32,605       0.0%
*   Taiwan Pulp & Paper Corp.                 93,280     34,870       0.0%
    Taiwan Sakura Corp.                       58,140     45,061       0.0%
    Taiwan Sanyo Electric Co., Ltd.           12,750     12,745       0.0%
#   Taiwan Secom Co., Ltd.                    22,330     67,192       0.0%
    Taiwan Semiconductor Co., Ltd.           108,000    113,685       0.0%
#   Taiwan Semiconductor Manufacturing Co.,
      Ltd.                                   454,465  2,187,918       0.1%
    Taiwan Semiconductor Manufacturing Co.,
      Ltd. Sponsored ADR                     116,749  2,853,346       0.2%
    Taiwan Sogo Shin Kong SEC                 63,630     85,815       0.0%
#   Taiwan Styrene Monomer                   203,833     98,826       0.0%
    Taiwan Surface Mounting Technology Co.,
      Ltd.                                    77,064    101,970       0.0%
#   Taiwan TEA Corp.                         235,704    134,073       0.0%
    Taiwan Union Technology Corp.             86,000     76,531       0.0%
    Taiyen Biotech Co., Ltd.                  48,000     41,570       0.0%
#*  Tatung Co., Ltd.                         728,452    193,158       0.0%
    Te Chang Construction Co., Ltd.           31,500     28,599       0.0%
#   Teco Electric and Machinery Co., Ltd.    422,000    409,724       0.0%
    Test Research, Inc.                       47,532     96,653       0.0%
    Test-Rite International Co., Ltd.        119,389     81,629       0.0%
    Thinking Electronic Industrial Co., Ltd.  15,000     21,390       0.0%
    Thye Ming Industrial Co., Ltd.            45,850     62,334       0.0%
#   Ton Yi Industrial Corp.                  130,200    102,562       0.0%
#   Tong Hsing Electronic Industries, Ltd.    38,000    121,738       0.0%
#   Tong Yang Industry Co., Ltd.             171,041    202,705       0.0%
    Tong-Tai Machine & Tool Co., Ltd.         51,667     48,822       0.0%
    Topco Scientific Co., Ltd.                43,291     88,780       0.0%
    Topoint Technology Co., Ltd.              47,494     45,106       0.0%
    Toung Loong Textile Manufacturing         14,000     55,239       0.0%
#   TPK Holding Co., Ltd.                     23,000    142,874       0.0%
    Transasia Airways Corp.                   40,000     14,826       0.0%
    Transcend Information, Inc.               45,483    174,755       0.0%
    Tripod Technology Corp.                  127,970    249,985       0.0%
    Tsann Kuen Enterprise Co., Ltd.           12,913     12,932       0.0%
    TSC Auto ID Technology Co., Ltd.           3,000     25,520       0.0%
#   TSRC Corp.                               112,717    129,833       0.0%
    Ttet Union Corp.                          10,000     25,835       0.0%
    TTY Biopharm Co., Ltd.                    16,267     36,042       0.0%
#   Tung Ho Steel Enterprise Corp.           279,254    218,169       0.0%
#   Tung Thih Electronic Co., Ltd.            20,492     93,116       0.0%
    TURVO International Co., Ltd.              5,776     19,601       0.0%
    TXC Corp.                                118,411    153,693       0.0%
*   TYC Brother Industrial Co., Ltd.          67,000     48,591       0.0%
*   Tycoons Group Enterprise                 127,354     24,155       0.0%
*   Tyntek Corp.                              52,167     28,369       0.0%
    U-Ming Marine Transport Corp.             97,000    145,530       0.0%
    Ubright Optronics Corp.                   16,000     21,681       0.0%
    Uni-President Enterprises Corp.          352,835    577,434       0.1%
#   Unimicron Technology Corp.               396,356    235,929       0.0%
*   Union Bank Of Taiwan                     217,777     78,113       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
TAIWAN -- (Continued)
*   Union Insurance Co., Ltd.                    5,324 $  4,598       0.0%
    Unitech Printed Circuit Board Corp.        157,629   71,313       0.0%
    United Integrated Services Co., Ltd.        69,000   79,980       0.0%
#   United Microelectronics Corp.            1,748,453  837,716       0.1%
    Unity Opto Technology Co., Ltd.             62,929   68,106       0.0%
    Universal Cement Corp.                     121,380  129,698       0.0%
#   Unizyx Holding Corp.                       190,000  100,082       0.0%
#   UPC Technology Corp.                       272,472  107,440       0.0%
    USI Corp.                                  239,518  129,197       0.0%
    Vanguard International Semiconductor
      Corp.                                    129,000  198,109       0.0%
    Visual Photonics Epitaxy Co., Ltd.          49,300   58,570       0.0%
    Vivotek, Inc.                               11,560   34,543       0.0%
#*  Wafer Works Corp.                          103,998   43,230       0.0%
    Wah Hong Industrial Corp.                    3,423    3,229       0.0%
    Wah Lee Industrial Corp.                    41,000   76,673       0.0%
*   Walsin Lihwa Corp.                         805,000  237,501       0.0%
*   Walsin Technology Corp.                    246,632  113,602       0.0%
    Walton Advanced Engineering, Inc.           69,385   27,991       0.0%
    Wan Hai Lines, Ltd.                        226,557  251,199       0.0%
*   Ways Technical Corp., Ltd.                  20,000   14,290       0.0%
#   Wei Chuan Foods Corp.                      100,000   78,401       0.0%
#*  Wei Mon Industry Co., Ltd.                 171,000   47,835       0.0%
    Weikeng Industrial Co., Ltd.                86,300   65,326       0.0%
    Well Shin Technology Co., Ltd.              15,000   23,968       0.0%
    Win Semiconductors Corp.                   165,000  213,900       0.0%
*   Winbond Electronics Corp.                  869,000  287,679       0.0%
*   Wintek Corp.                               312,087   13,986       0.0%
#   Wisdom Marine Lines Co., Ltd.               74,146   97,302       0.0%
    Wistron Corp.                              664,180  565,027       0.1%
    Wistron NeWeb Corp.                         71,917  190,818       0.0%
    WPG Holdings, Ltd.                         258,301  323,156       0.0%
    WT Microelectronics Co., Ltd.              116,874  183,920       0.0%
    WUS Printed Circuit Co., Ltd.              121,000   90,569       0.0%
    X-Legend Entertainment Co., Ltd.             2,500   13,057       0.0%
#   XAC Automation Corp.                        21,000   49,325       0.0%
    Xxentria Technology Materials Corp.         15,306   50,106       0.0%
    Yageo Corp.                                110,885  227,994       0.0%
*   Yang Ming Marine Transport Corp.           349,558  182,993       0.0%
#   YC Co., Ltd.                               129,266   63,532       0.0%
    YC INOX Co., Ltd.                           86,000   69,982       0.0%
    YeaShin International Development Co.,
      Ltd.                                      28,768   17,390       0.0%
    Yeong Guan Energy Technology Group Co.,
      Ltd.                                       8,107   54,939       0.0%
    YFY, Inc.                                  255,000  108,325       0.0%
    Yi Jinn Industrial Co., Ltd.                73,000   25,092       0.0%
    Yieh Phui Enterprise Co., Ltd.             337,000  106,080       0.0%
    Yonyu Plastics Co., Ltd                      8,400    9,944       0.0%
    Young Optics, Inc.                           9,000   17,534       0.0%
    Youngtek Electronics Corp.                  37,614   82,536       0.0%
    Yuanta Financial Holding Co., Ltd.       1,083,677  629,867       0.1%
    Yulon Motor Co., Ltd.                      207,223  270,409       0.0%
    Yung Chi Paint & Varnish Manufacturing
      Co., Ltd.                                 16,000   46,909       0.0%
    Yungshin Construction & Development
      Co., Ltd.                                 20,000   40,373       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
TAIWAN -- (Continued)
    YungShin Global Holding Corp.            39,000 $    70,873       0.0%
#   Yungtay Engineering Co., Ltd.           104,000     238,900       0.0%
    Zeng Hsing Industrial Co., Ltd.          16,423      99,512       0.0%
    Zenitron Corp.                           49,000      31,735       0.0%
    Zhen Ding Technology Holding, Ltd.       35,650     124,111       0.0%
    Zig Sheng Industrial Co., Ltd.          138,543      49,917       0.0%
    Zinwell Corp.                            79,000      77,050       0.0%
    Zippy Technology Corp.                   12,000      18,610       0.0%
#   ZongTai Real Estate Development Co.,
      Ltd.                                   47,153      32,304       0.0%
                                                    -----------       ---
TOTAL TAIWAN                                         86,022,942       3.8%
                                                    -----------       ---
THAILAND -- (0.6%)
    Advanced Info Service PCL                16,300     118,671       0.0%
    Airports of Thailand PCL                 55,800     490,884       0.1%
*   AJ Plast PCL                             42,900      10,867       0.0%
    Amata Corp. PCL                         134,300      72,925       0.0%
    Ananda Development PCL                  241,100      26,037       0.0%
    AP Thailand PCL                         309,804      69,075       0.0%
    Asia Plus Group Holdings Securities     247,700      29,605       0.0%
    Asian Insulators PCL                     74,400      20,200       0.0%
    Bangchak Petroleum PCL (The)            203,400     219,041       0.0%
    Bangkok Aviation Fuel Services PCL       44,250      37,585       0.0%
    Bangkok Bank PCL(6368360)                18,300     102,700       0.0%
    Bangkok Bank PCL(6077019)                30,600     172,192       0.0%
    Bangkok Chain Hospital PCL              245,675      61,111       0.0%
    Bangkok Dusit Medical Services PCL      503,000     308,224       0.0%
    Bangkok Expressway PCL                  112,000     132,504       0.0%
    Bangkok Land PCL                      2,553,800     118,529       0.0%
    Bangkok Life Assurance PCL               78,400     118,914       0.0%
    Banpu PCL(6368348)                      136,500     120,082       0.0%
    Banpu PCL(BJFHBT4)                      126,000     110,845       0.0%
    BEC World PCL                            66,900      81,684       0.0%
    Berli Jucker PCL                         92,000     103,261       0.0%
    Big C Supercenter PCL                    46,100     317,449       0.0%
    Bumrungrad Hospital PCL                  20,000      97,376       0.0%
    Cal-Comp Electronics Thailand PCL       421,318      46,778       0.0%
    Central Pattana PCL                     136,400     173,784       0.0%
    Central Plaza Hotel PCL                 177,700     180,584       0.0%
    CH Karnchang PCL                        156,107     119,572       0.0%
    Charoen Pokphand Foods PCL              253,500     171,486       0.0%
    Christiani & Nielsen Thai                85,000      11,964       0.0%
    CP ALL PCL                               78,500     100,015       0.0%
    Delta Electronics Thailand PCL          155,700     394,386       0.1%
    Diamond Building Products PCL            76,000      11,527       0.0%
    DSG International Thailand PCL          117,660      26,591       0.0%
    Dynasty Ceramic PCL                     508,800      62,356       0.0%
    Eastern Water Resources Development
      and Management PCL                    230,000      77,446       0.0%
    Electricity Generating PCL               22,000     101,107       0.0%
    Energy Absolute PCL                      45,100      35,913       0.0%
    Erawan Group PCL (The)                  152,700      21,679       0.0%
*   Esso Thailand PCL                       495,900      97,781       0.0%
    GFPT PCL                                173,500      62,105       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
THAILAND -- (Continued)
    Glow Energy PCL                           46,000 $  119,308       0.0%
*   Golden Land Property Development PCL      70,800     15,034       0.0%
    Grand Canal Land PCL                     102,200      9,921       0.0%
    Grande Asset Hotels & Property PCL       128,100      5,712       0.0%
    Hana Microelectronics PCL                 59,200     79,915       0.0%
    Home Product Center PCL                  427,857     93,450       0.0%
    Indorama Ventures PCL                    147,600    110,594       0.0%
    Intouch Holdings PCL                      37,900     88,527       0.0%
    IRPC PCL                               2,076,100    289,703       0.0%
*   Italian-Thai Development PCL             719,854    165,961       0.0%
    Jasmine International PCL                543,900     90,746       0.0%
    Kang Yong Electric PCL                     1,400     13,166       0.0%
    Kasikornbank PCL(6364766)                 76,200    485,424       0.1%
    Kasikornbank PCL(6888794)                 26,900    171,364       0.0%
    KCE Electronics PCL                       68,400    112,046       0.0%
    KGI Securities Thailand PCL              120,600     12,878       0.0%
    Khon Kaen Sugar Industry PCL             241,440     35,595       0.0%
    Kiatnakin Bank PCL                       108,100    121,332       0.0%
    Krung Thai Bank PCL                      672,575    408,054       0.1%
    Land & Houses PCL(6581930)               212,200     61,475       0.0%
    Land & Houses PCL(6581941)                73,200     21,206       0.0%
    Lanna Resources PCL                       48,450     18,519       0.0%
    Loxley PCL                               278,775     34,842       0.0%
    LPN Development PCL                      159,800     83,378       0.0%
    Major Cineplex Group PCL                 122,200    124,183       0.0%
    MBK PCL                                  183,000     78,829       0.0%
    MCOT PCL                                  60,600     26,104       0.0%
    Minor International PCL                  201,256    201,470       0.0%
*   Polyplex Thailand PCL                      4,000      1,274       0.0%
    Precious Shipping PCL                    165,000     68,072       0.0%
    Premier Marketing PCL                     60,100     18,231       0.0%
*   Property Perfect PCL                     613,500     20,100       0.0%
    Pruksa Real Estate PCL                   168,300    140,399       0.0%
    PTT Exploration & Production PCL          93,585    332,154       0.1%
    PTT Global Chemical PCL                  110,845    216,041       0.0%
    PTT PCL(6420390)                         107,194  1,157,624       0.1%
    PTT PCL(6420408)                          18,900    204,107       0.0%
    Quality Houses PCL                       899,042     84,545       0.0%
*   Raimon Land PCL                          477,500     25,783       0.0%
    Ratchaburi Electricity Generating
      Holding PCL(6294249)                    49,600     90,278       0.0%
    Ratchaburi Electricity Generating
      Holding PCL(6362771)                    12,000     21,841       0.0%
    Regional Container Lines PCL             173,100     52,510       0.0%
    Robinson Department Store PCL             53,100     75,305       0.0%
    Rojana Industrial Park PCL               152,490     37,932       0.0%
    RS PCL                                   136,700     64,276       0.0%
    Samart Corp. PCL                         159,200    144,881       0.0%
    Samart I-Mobile PCL                      467,600     35,462       0.0%
    Samart Telcoms PCL                        79,600     65,196       0.0%
    Sansiri PCL                            1,529,733     87,705       0.0%
    SC Asset Corp PCL                        434,362     45,327       0.0%
    Siam Cement PCL (The)                     11,400    186,052       0.0%
    Siam City Cement PCL                      13,200    146,956       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
THAILAND -- (Continued)
    Siam Commercial Bank PCL
      (The)(6363172)                         30,100 $   145,181       0.0%
    Siam Commercial Bank PCL
      (The)(6889935)                         29,000     139,876       0.0%
    Siam Future Development PCL             177,360      30,667       0.0%
    Siam Global House PCL                    78,866      23,206       0.0%
    Siamgas & Petrochemicals PCL            130,200      48,581       0.0%
    Sino Thai Engineering & Construction
      PCL                                    67,200      42,605       0.0%
    Sino-Thai Engineering & Construction
      PCL                                    83,571      52,985       0.0%
    SNC Former PCL                            8,800       4,271       0.0%
    Somboon Advance Technology PCL           37,250      21,357       0.0%
    SPCG PCL                                 54,700      45,217       0.0%
    Sri Ayudhya Capital PCL                   6,800       7,581       0.0%
    Sri Trang Agro-Industry PCL(B05BPF7)     46,800      18,314       0.0%
    Sri Trang Agro-Industry PCL(B05BPH9)    105,300      41,206       0.0%
    Sriracha Construction PCL                44,200      39,889       0.0%
    Srithai Superware PCL                   372,000      28,663       0.0%
    STP & I PCL                             269,720     133,367       0.0%
    Supalai PCL                             222,900     135,234       0.0%
    SVI PCL                                 167,500      24,898       0.0%
*   Tata Steel Thailand PCL               1,030,600      23,448       0.0%
    Thai Agro Energy PCL                      9,690       1,070       0.0%
*   Thai Airways International
      PCL(6364971)                           60,600      23,163       0.0%
*   Thai Airways International
      PCL(6888868)                          216,000      82,560       0.0%
    Thai Oil PCL                            179,000     317,655       0.1%
    Thai Stanley Electric PCL                 9,600      57,661       0.0%
    Thai Union Frozen Products PCL          383,040     237,040       0.0%
    Thai Vegetable Oil PCL                   59,100      39,263       0.0%
    Thaicom PCL                             109,200     121,738       0.0%
    Thanachart Capital PCL                  148,200     152,853       0.0%
    Thoresen Thai Agencies PCL              232,351      94,449       0.0%
    Ticon Industrial Connection PCL         103,950      47,300       0.0%
    Tipco Asphalt PCL                        74,000      35,468       0.0%
    Tisco Financial Group PCL               111,900     153,602       0.0%
    TMB Bank PCL                          1,842,900     145,352       0.0%
    Total Access Communication PCL          114,100     300,263       0.0%
    TPI Polene PCL                        2,421,000     212,980       0.0%
*   True Corp. PCL(6363923)                 737,136     272,806       0.0%
*   True Corp. PCL(6877071)                 750,315     277,684       0.0%
    TTCL PCL                                 19,363      18,796       0.0%
    TTW PCL                                 294,200     100,848       0.0%
    Union Mosaic Industry PCL (The)          76,125      12,239       0.0%
    Unique Engineering & Construction PCL   167,945      71,835       0.0%
    Univentures PCL                          39,200       9,870       0.0%
    Vanachai Group PCL                       37,200       8,971       0.0%
    Vibhavadi Medical Center PCL            143,600      69,263       0.0%
    Vinythai PCL                            124,200      38,430       0.0%
    Workpoint Entertainment PCL              77,560      90,583       0.0%
                                                    -----------       ---
TOTAL THAILAND                                       15,035,910       0.7%
                                                    -----------       ---
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A        20,624      53,924       0.0%
    Adel Kalemcilik Ticaret ve Sanayi
      A.S.                                      485      10,885       0.0%
*   Adese Alisveris Merkezleri Ticaret
      A.S.                                    4,563      18,215       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
TURKEY -- (Continued)
    Akbank TAS                                 161,090 $469,343       0.1%
    Akcansa Cimento A.S.                        12,544   77,151       0.0%
*   Akenerji Elektrik Uretim A.S.               69,462   28,830       0.0%
    Akfen Holding A.S.                          24,783   62,299       0.0%
    Aksa Akrilik Kimya Sanayii AS               33,706  136,135       0.0%
    Aksigorta A.S.                              34,947   31,127       0.0%
    Alarko Holding A.S.                         40,910   62,286       0.0%
    Albaraka Turk Katilim Bankasi A.S.         107,822   69,708       0.0%
    Anadolu Anonim Turk Sigorta Sirketi         54,184   27,951       0.0%
    Anadolu Cam Sanayii A.S.                    23,357   17,213       0.0%
*   Anadolu Efes Biracilik Ve Malt Sanayii
      A.S.                                       7,085   59,645       0.0%
    Arcelik A.S.                                51,966  279,919       0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.   28,662  149,458       0.0%
*   Asya Katilim Bankasi A.S.                  117,229   37,722       0.0%
*   Bagfas Bandirma Gubre Fabrikalari A.S.       4,200   21,419       0.0%
    BIM Birlesik Magazalar A.S.                 12,320  228,088       0.0%
    Bizim Toptan Satis Magazalari A.S.           2,396   14,152       0.0%
*   Bolu Cimento Sanayii A.S.                   10,352   21,498       0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret
      A.S.                                      10,507   28,095       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS   1,996   47,681       0.0%
    Brisa Bridgestone Sabanci Sanayi ve
      Ticaret A.S.                               3,057   10,222       0.0%
    Bursa Cimento Fabrikasi A.S.                 6,211   11,564       0.0%
    Cimsa Cimento Sanayi VE Ticaret AS          15,721   96,461       0.0%
    Coca-Cola Icecek A.S.                        6,843  115,915       0.0%
*   Deva Holding A.S.                           41,856   39,957       0.0%
*   Dogan Sirketler Grubu Holding A.S.         384,691   87,715       0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.       31,661  153,963       0.0%
    EGE Seramik Sanayi ve Ticaret A.S.          19,423   29,218       0.0%
    Enka Insaat ve Sanayi A.S.                  16,977   36,489       0.0%
    Eregli Demir ve Celik Fabrikalari TAS      368,970  622,643       0.1%
*   Fenerbahce Futbol A.S.                       1,276   19,517       0.0%
    Ford Otomotiv Sanayi A.S.                    9,472  117,051       0.0%
*   Global Yatirim Holding A.S.                 67,511   64,636       0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve
      Ticaret A.S.                               2,317   65,969       0.0%
    Goodyear Lastikleri TAS                      1,597   43,373       0.0%
*   Gozde Girisim Sermayesi Yatirim Ortakligi
      A.S.                                      36,090   41,163       0.0%
*   GSD Holding AS                              50,000   28,420       0.0%
    Gubre Fabrikalari TAS                       42,998  114,808       0.0%
*   Hurriyet Gazetecilik ve Matbaacilik AS      31,589    8,729       0.0%
*   Ihlas Holding A.S.                         197,201   19,931       0.0%
    Is Finansal Kiralama A.S.                   29,721   11,664       0.0%
*   Izmir Demir Celik Sanayi A.S.               29,613   28,942       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class A                      40,371   36,244       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class B                      25,261   24,970       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class D                     301,511  207,838       0.0%
    KOC Holding A.S.                            30,605  144,749       0.0%
    Koza Altin Isletmeleri A.S.                  8,332   87,040       0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.      20,420   36,420       0.0%
*   Migros Ticaret A.S.                          6,594   52,771       0.0%
*   NET Holding A.S.                            27,936   32,068       0.0%
*   Netas Telekomunikasyon A.S.                 11,580   38,624       0.0%
    Nuh Cimento Sanayi A.S.                     11,765   46,150       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
TURKEY -- (Continued)
    Otokar Otomotiv Ve Savunma Sanayi A.S.     1,350 $   48,775       0.0%
    Park Elektrik Uretim Madencilik Sanayi
      ve Ticaret A.S.                          8,727     12,329       0.0%
    Petkim Petrokimya Holding A.S.            48,842     68,636       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.           487      1,760       0.0%
    Pinar SUT Mamulleri Sanayii A.S.           5,677     54,614       0.0%
*   Sasa Polyester Sanayi A.S.                49,109     44,801       0.0%
*   Sekerbank TAS                            146,200     98,119       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi
      A.S.                                    40,239     41,834       0.0%
    Soda Sanayii A.S.                         59,325    144,586       0.0%
*   Tat Gida Sanayi A.S.                      14,877     25,593       0.0%
    TAV Havalimanlari Holding A.S.            18,112    159,238       0.0%
#*  Tekfen Holding A.S.                       58,117    108,619       0.0%
*   Tekstil Bankasi A.S.                      35,952     27,593       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.        14,097     86,393       0.0%
    Trakya Cam Sanayi A.S.                   109,967    132,390       0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.    9,392    228,128       0.0%
    Turcas Petrol A.S.                        14,616     12,347       0.0%
*   Turk Hava Yollari AO                     226,248    750,515       0.1%
    Turk Telekomunikasyon A.S.                 7,248     20,033       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.     1,005     30,031       0.0%
    Turkcell Iletisim Hizmetleri A.S.         14,852     66,129       0.0%
    Turkcell Iletisim Hizmetleri A.S. ADR      9,157    101,276       0.0%
    Turkiye Garanti Bankasi A.S.             162,082    515,705       0.1%
    Turkiye Halk Bankasi A.S.                 53,476    270,900       0.0%
    Turkiye Is Bankasi                       174,798    393,046       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.      183,157    138,256       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.     191,350    244,526       0.0%
    Turkiye Vakiflar Bankasi Tao             146,962    260,743       0.0%
    Ulker Biskuvi Sanayi A.S.                 18,064    138,032       0.0%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.   7,813     37,167       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.  29,976     61,936       0.0%
#   Yapi ve Kredi Bankasi A.S.                76,984    120,540       0.0%
*   Zorlu Enerji Elektrik Uretim A.S.         29,476     22,729       0.0%
                                                     ----------       ---
TOTAL TURKEY                                          8,895,287       0.4%
                                                     ----------       ---
UNITED KINGDOM -- (13.8%)
    4imprint Group P.L.C.                        532      8,921       0.0%
    888 Holdings P.L.C.                       92,692    227,593       0.0%
    A.G.BARR P.L.C.                           13,693    131,257       0.0%
    Aberdeen Asset Management P.L.C.         211,758  1,537,674       0.1%
    Acacia Mining P.L.C.                      34,811    154,387       0.0%
    Acal P.L.C.                                3,957     17,909       0.0%
    Admiral Group P.L.C.                      27,690    660,286       0.0%
*   Afren P.L.C.                             357,576     18,232       0.0%
*   Aga Rangemaster Group P.L.C.              23,457     34,128       0.0%
    Aggreko P.L.C.                            57,187  1,442,558       0.1%
    Alent P.L.C.                              79,625    442,189       0.0%
    Amec Foster Wheeler P.L.C.                74,486  1,042,892       0.1%
    Amlin P.L.C.                             127,594    894,179       0.1%
    Anglo American P.L.C.                    139,396  2,361,718       0.1%
    Anglo Pacific Group P.L.C.                14,802     21,616       0.0%
    Anglo-Eastern Plantations P.L.C.             542      5,180       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Anite P.L.C.                             42,531 $    55,283       0.0%
    Antofagasta P.L.C.                       84,589   1,012,470       0.1%
    ARM Holdings P.L.C.                      33,625     571,335       0.0%
    ARM Holdings P.L.C. Sponsored ADR         7,813     398,385       0.0%
    Ashmore Group P.L.C.                    127,529     602,867       0.0%
    Ashtead Group P.L.C.                    118,226   2,027,288       0.1%
    Associated British Foods P.L.C.          29,728   1,297,871       0.1%
    AstraZeneca P.L.C.                        1,641     112,616       0.0%
    AstraZeneca P.L.C. Sponsored ADR         53,810   3,684,909       0.2%
    Aveva Group P.L.C.                        9,783     253,145       0.0%
    Aviva P.L.C.                            599,986   4,827,159       0.2%
    Aviva P.L.C. Sponsored ADR               20,234     326,172       0.0%
    Babcock International Group P.L.C.       89,800   1,385,247       0.1%
    BAE Systems P.L.C.                      290,388   2,249,695       0.1%
    Balfour Beatty P.L.C.                   191,281     707,983       0.0%
    Bank of Georgia Holdings P.L.C.           6,620     181,806       0.0%
    Barclays P.L.C.                         456,978   1,787,903       0.1%
    Barclays P.L.C. Sponsored ADR           115,770   1,822,220       0.1%
    Barratt Developments P.L.C.             276,246   2,191,554       0.1%
    BBA Aviation P.L.C.                     126,017     663,076       0.0%
    Beazley P.L.C.                          171,350     736,904       0.0%
    Bellway P.L.C.                           34,575   1,051,156       0.1%
    Berendsen P.L.C.                         73,289   1,165,115       0.1%
    Berkeley Group Holdings P.L.C.           42,017   1,617,766       0.1%
    Betfair Group P.L.C.                      4,999     178,130       0.0%
    BG Group P.L.C.                         331,326   6,001,487       0.3%
    BHP Billiton P.L.C.                      51,865   1,246,651       0.1%
#   BHP Billiton P.L.C. ADR                  75,383   3,640,999       0.2%
    Bloomsbury Publishing P.L.C.              5,758      14,809       0.0%
    Bodycote P.L.C.                          75,289     792,916       0.0%
    Booker Group P.L.C.                     313,919     694,966       0.0%
    Bovis Homes Group P.L.C.                 37,163     529,141       0.0%
    BP P.L.C.                                 1,306       9,419       0.0%
    BP P.L.C. Sponsored ADR                 256,564  11,073,302       0.5%
    Braemar Shipping Services P.L.C.            660       4,432       0.0%
    Brammer P.L.C.                           11,343      66,037       0.0%
    Brewin Dolphin Holdings P.L.C.           88,122     457,647       0.0%
    British American Tobacco P.L.C.          12,488     686,135       0.0%
    British American Tobacco P.L.C.
      Sponsored ADR                          16,764   1,845,884       0.1%
    British Polythene Industries P.L.C.       3,700      39,377       0.0%
    Britvic P.L.C.                           57,492     638,481       0.0%
    BT Group P.L.C.                         112,078     781,697       0.0%
    BT Group P.L.C. Sponsored ADR            17,500   1,222,900       0.1%
*   BTG P.L.C.                               50,010     551,814       0.0%
    Bunzl P.L.C.                             37,449   1,052,963       0.1%
    Burberry Group P.L.C.                    48,041   1,280,725       0.1%
    Bwin.Party Digital Entertainment
      P.L.C.                                195,059     249,584       0.0%
    Cable & Wireless Communications
      P.L.C.                              1,170,003   1,206,077       0.1%
    Cape P.L.C.                              40,788     165,265       0.0%
    Capita P.L.C.                            39,768     696,067       0.0%
    Capital & Counties Properties P.L.C.     14,668      88,675       0.0%
    Capital & Regional P.L.C.                19,615      16,941       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Carillion P.L.C.                         112,937 $  563,483       0.0%
    Carnival P.L.C.                           14,078    640,509       0.0%
    Carnival P.L.C. ADR                        5,490    248,642       0.0%
*   Carpetright P.L.C.                         4,624     33,357       0.0%
    Carr's Milling Industries P.L.C.           9,590     23,662       0.0%
    Castings P.L.C.                            1,976     11,465       0.0%
    Catlin Group, Ltd.                       102,735  1,106,884       0.1%
    Centamin P.L.C.                          246,447    240,696       0.0%
    Centrica P.L.C.                          513,447  2,004,747       0.1%
    Charles Stanley Group P.L.C.                 382      2,307       0.0%
    Chemring Group P.L.C.                     65,790    216,174       0.0%
    Chesnara P.L.C.                           25,292    124,228       0.0%
    Cineworld Group P.L.C.                    46,443    346,881       0.0%
    Clarkson P.L.C.                            1,031     35,846       0.0%
    Close Brothers Group P.L.C.               45,538  1,064,471       0.1%
    Cobham P.L.C.                            252,109  1,143,666       0.1%
    Coca-Cola HBC AG                          42,486    896,315       0.1%
*   Colt Group SA                            123,838    283,079       0.0%
    Communisis P.L.C.                         17,311     15,143       0.0%
    Compass Group P.L.C.                      96,103  1,698,874       0.1%
    Computacenter P.L.C.                      20,176    216,624       0.0%
    Connect Group P.L.C.                      55,168    134,261       0.0%
    Consort Medical P.L.C.                    10,213    147,005       0.0%
    Costain Group P.L.C.                      12,970     63,542       0.0%
    Cranswick P.L.C.                          12,504    273,689       0.0%
    Croda International P.L.C.                28,646  1,243,142       0.1%
    CSR P.L.C.                                41,647    561,418       0.0%
    Daily Mail & General Trust P.L.C.         61,849    850,211       0.0%
    Dairy Crest Group P.L.C.                  64,944    454,037       0.0%
    Darty P.L.C.                              87,142    100,008       0.0%
    DCC P.L.C.                                19,589  1,246,126       0.1%
    De La Rue P.L.C.                          19,927    167,461       0.0%
    Debenhams P.L.C.                         311,419    427,798       0.0%
    Dechra Pharmaceuticals P.L.C.             29,248    459,693       0.0%
    Development Securities P.L.C.             16,443     63,850       0.0%
    Devro P.L.C.                              60,611    271,414       0.0%
    Diageo P.L.C.                             19,831    550,555       0.0%
    Diageo P.L.C. Sponsored ADR                8,182    908,366       0.1%
    Dialight P.L.C.                            7,092     76,103       0.0%
    Dignity P.L.C.                             9,979    311,282       0.0%
    Diploma P.L.C.                            34,472    422,838       0.0%
    Direct Line Insurance Group P.L.C.        81,535    398,058       0.0%
    Dixons Carphone P.L.C.                   211,750  1,374,220       0.1%
    Domino Printing Sciences P.L.C.           28,870    405,039       0.0%
    Domino's Pizza Group P.L.C.               25,073    303,340       0.0%
    Drax Group P.L.C.                        101,341    619,174       0.0%
    DS Smith P.L.C.                          327,829  1,752,886       0.1%
    Dunelm Group P.L.C.                        5,566     76,628       0.0%
    E2V Technologies P.L.C.                   21,031     74,935       0.0%
    easyJet P.L.C.                            35,052    969,213       0.1%
    Electrocomponents P.L.C.                 186,102    687,586       0.0%
    Elementis P.L.C.                         170,846    795,041       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   EnQuest P.L.C.                           171,392 $  137,710       0.0%
*   Enterprise Inns P.L.C.                    84,112    150,364       0.0%
    Essentra P.L.C.                           83,889  1,231,432       0.1%
    Euromoney Institutional Investor P.L.C.   11,864    207,897       0.0%
    Evraz P.L.C.                              88,463    256,906       0.0%
    Experian P.L.C.                           61,660  1,101,264       0.1%
    Fenner P.L.C.                             54,652    175,632       0.0%
    Ferrexpo P.L.C.                           27,433     32,883       0.0%
    Fidessa Group P.L.C.                       7,366    251,452       0.0%
*   Findel P.L.C.                              9,252     31,053       0.0%
*   Firstgroup P.L.C.                        311,608    473,312       0.0%
*   Fortune Oil CVR                          131,020      1,006       0.0%
    Fresnillo P.L.C.                          19,968    221,466       0.0%
    G4S P.L.C.                               318,339  1,427,914       0.1%
    Galliford Try P.L.C.                      19,649    452,126       0.0%
*   Gem Diamonds, Ltd.                        33,740     72,141       0.0%
    Genus P.L.C.                              11,662    241,400       0.0%
    GKN P.L.C.                               322,582  1,730,196       0.1%
    GlaxoSmithKline P.L.C.                    15,015    346,796       0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR      56,544  2,609,506       0.1%
    Glencore P.L.C.                          553,539  2,629,624       0.1%
    Go-Ahead Group P.L.C.                      9,949    375,665       0.0%
    Grafton Group P.L.C.                      54,607    689,122       0.0%
    Greencore Group P.L.C.                   165,859    900,047       0.1%
    Greene King P.L.C.                        65,934    838,277       0.0%
    Greggs P.L.C.                             44,470    808,182       0.0%
    Halfords Group P.L.C.                     85,570    595,940       0.0%
    Halma P.L.C.                             139,141  1,515,367       0.1%
    Hargreaves Lansdown P.L.C.                29,987    563,299       0.0%
    Hays P.L.C.                              336,497    790,887       0.0%
    Headlam Group P.L.C.                       8,095     57,730       0.0%
    Helical Bar P.L.C.                        28,737    171,456       0.0%
    Henderson Group P.L.C.                   272,410  1,162,373       0.1%
    Hikma Pharmaceuticals P.L.C.              37,256  1,165,075       0.1%
    Hill & Smith Holdings P.L.C.              20,724    220,912       0.0%
    Hiscox, Ltd.                              69,865    880,255       0.0%
    Hogg Robinson Group P.L.C.                 5,845      3,991       0.0%
    Home Retail Group P.L.C.                 236,553    604,473       0.0%
    Homeserve P.L.C.                          92,335    539,570       0.0%
    Howden Joinery Group P.L.C.              143,776  1,023,514       0.1%
    HSBC Holdings P.L.C.                     282,520  2,822,233       0.1%
    HSBC Holdings P.L.C. Sponsored ADR       156,520  7,768,087       0.4%
    Hunting P.L.C.                            33,518    300,938       0.0%
    Huntsworth P.L.C.                         53,480     33,761       0.0%
    ICAP P.L.C.                              198,801  1,690,152       0.1%
    IG Group Holdings P.L.C.                 132,026  1,488,611       0.1%
*   Imagination Technologies Group P.L.C.     39,006    117,232       0.0%
    IMI P.L.C.                                44,294    848,780       0.0%
    Imperial Tobacco Group P.L.C.             55,627  2,716,294       0.1%
    Inchcape P.L.C.                          137,464  1,748,550       0.1%
*   Indivior P.L.C.                           15,321     46,858       0.0%
    Informa P.L.C.                           227,540  1,937,858       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Inmarsat P.L.C.                          123,680 $1,904,494       0.1%
    Innovation Group P.L.C.                  161,760     70,575       0.0%
    InterContinental Hotels Group P.L.C.      18,265    781,108       0.0%
    InterContinental Hotels Group P.L.C.
      ADR                                     14,863    633,295       0.0%
*   International Consolidated Airlines
      Group SA(B5282K0)                       10,448     87,149       0.0%
*   International Consolidated Airlines
      Group SA(B5M6XQ7)                      197,808  1,640,552       0.1%
*   International Ferro Metals, Ltd.          99,556      4,632       0.0%
    Interserve P.L.C.                         37,503    332,153       0.0%
    Intertek Group P.L.C.                     36,030  1,439,958       0.1%
    Investec P.L.C.                          155,047  1,480,530       0.1%
*   IP Group P.L.C.                           26,845     80,790       0.0%
    ITE Group P.L.C.                          20,469     59,036       0.0%
    ITV P.L.C.                               517,943  2,010,920       0.1%
    J Sainsbury P.L.C.                       374,461  1,557,037       0.1%
    James Fisher & Sons P.L.C.                10,578    187,046       0.0%
    Jardine Lloyd Thompson Group P.L.C.       24,039    391,485       0.0%
    JD Sports Fashion P.L.C.                  20,177    177,452       0.0%
    JD Wetherspoon P.L.C.                     34,753    404,910       0.0%
    John Menzies P.L.C.                       16,607     99,424       0.0%
    John Wood Group P.L.C.                    74,616    786,187       0.0%
    Johnson Matthey P.L.C.                    30,197  1,543,936       0.1%
*   Johnston Press P.L.C.                        238        574       0.0%
    Jupiter Fund Management P.L.C.           125,414    825,755       0.0%
*   KAZ Minerals P.L.C.                       59,092    235,012       0.0%
    Kcom Group P.L.C.                        128,696    180,929       0.0%
    Keller Group P.L.C.                       24,830    379,798       0.0%
    Kier Group P.L.C.                         13,617    337,788       0.0%
    Kingfisher P.L.C.                        287,824  1,546,342       0.1%
    Ladbrokes P.L.C.                         357,091    558,864       0.0%
    Laird P.L.C.                              79,189    435,488       0.0%
*   Lamprell P.L.C.                           62,935    135,538       0.0%
    Lancashire Holdings, Ltd.                 42,818    418,579       0.0%
    Laura Ashley Holdings P.L.C.              51,893     23,705       0.0%
    Lavendon Group P.L.C.                     42,045    112,278       0.0%
    Legal & General Group P.L.C.             544,931  2,166,141       0.1%
*   Liberty Global P.L.C. Class A              2,572    134,083       0.0%
*   Liberty Global P.L.C. Series C             6,344    320,077       0.0%
    Lloyds Banking Group P.L.C.            4,156,489  4,922,433       0.2%
    Lloyds Banking Group P.L.C. ADR          628,895  2,999,829       0.1%
    London Stock Exchange Group P.L.C.        45,388  1,766,746       0.1%
#*  Lonmin P.L.C.                            113,364    250,595       0.0%
    Lookers P.L.C.                            55,804    133,922       0.0%
    Low & Bonar P.L.C.                        44,867     42,570       0.0%
    Man Group P.L.C.                         461,210  1,359,882       0.1%
    Management Consulting Group P.L.C.        25,041      6,714       0.0%
    Marks & Spencer Group P.L.C.             181,594  1,537,829       0.1%
    Marshalls P.L.C.                          34,860    144,909       0.0%
    Marston's P.L.C.                         193,686    471,013       0.0%
*   McBride P.L.C.(BVXC225)                  719,406      1,104       0.0%
    McBride P.L.C.(0574635)                   42,318     61,037       0.0%
    Mears Group P.L.C.                        23,736    155,815       0.0%
    Meggitt P.L.C.                           230,927  1,866,207       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Melrose Industries P.L.C.                230,603 $  935,784       0.1%
    Merlin Entertainments P.L.C.               3,133     20,933       0.0%
    Michael Page International P.L.C.         56,034    456,503       0.0%
    Micro Focus International P.L.C.          36,142    695,630       0.0%
    Millennium & Copthorne Hotels P.L.C.      53,077    471,219       0.0%
*   Mitchells & Butlers P.L.C.                69,621    444,635       0.0%
    Mitie Group P.L.C.                       161,786    709,696       0.0%
    Mondi P.L.C.                              89,689  1,816,037       0.1%
    Moneysupermarket.com Group P.L.C.         91,578    392,416       0.0%
    Morgan Advanced Materials P.L.C.         125,068    642,381       0.0%
    Morgan Sindall Group P.L.C.               10,734    129,062       0.0%
*   Mothercare P.L.C.                         36,316    123,716       0.0%
    N Brown Group P.L.C.                      29,289    153,762       0.0%
    National Express Group P.L.C.            133,590    588,328       0.0%
    National Grid P.L.C.                       3,445     46,347       0.0%
    National Grid P.L.C. Sponsored ADR        19,273  1,299,578       0.1%
    NCC Group P.L.C.                           7,782     24,785       0.0%
    Next P.L.C.                               12,985  1,459,909       0.1%
    Northgate P.L.C.                          39,666    392,891       0.0%
    Novae Group P.L.C.                         3,480     37,151       0.0%
*   Ocado Group P.L.C.                        25,424    138,008       0.0%
    Old Mutual P.L.C.                        604,129  2,167,082       0.1%
*   Ophir Energy P.L.C.                       29,398     64,086       0.0%
*   Optos P.L.C.                               4,559     23,793       0.0%
    Oxford Instruments P.L.C.                 10,980    156,312       0.0%
    Pace P.L.C.                              151,002    957,379       0.1%
    PayPoint P.L.C.                            4,568     59,573       0.0%
    Pearson P.L.C.                             3,121     63,072       0.0%
    Pearson P.L.C. Sponsored ADR              67,350  1,363,164       0.1%
    Pendragon P.L.C.                         223,487    126,430       0.0%
    Pennon Group P.L.C.                       77,208  1,013,320       0.1%
    Persimmon P.L.C.                          70,407  1,828,071       0.1%
*   Petra Diamonds, Ltd.                      97,529    233,912       0.0%
    Petrofac, Ltd.                            48,201    643,352       0.0%
    Phoenix Group Holdings                    66,131    853,445       0.0%
    Phoenix IT Group P.L.C.                    2,221      4,243       0.0%
    Photo-Me International P.L.C.             46,648     99,732       0.0%
    Playtech P.L.C.                           24,181    303,780       0.0%
    Premier Farnell P.L.C.                   110,768    323,210       0.0%
*   Premier Foods P.L.C.                     162,917    114,978       0.0%
*   Premier Oil P.L.C.                       126,042    337,189       0.0%
    Provident Financial P.L.C.                 8,011    369,519       0.0%
    Prudential P.L.C.                         55,523  1,382,385       0.1%
    Prudential P.L.C. ADR                     23,605  1,178,126       0.1%
*   Punch Taverns P.L.C.                       7,917     13,669       0.0%
    PZ Cussons P.L.C.                         42,888    234,983       0.0%
    QinetiQ Group P.L.C.                     229,274    709,600       0.0%
*   Quintain Estates & Development P.L.C.    216,555    318,565       0.0%
    Randgold Resources, Ltd.                  10,051    764,887       0.0%
    Rank Group P.L.C.                          8,385     24,535       0.0%
*   Raven Russia, Ltd.                        29,564     23,333       0.0%
    Reckitt Benckiser Group P.L.C.            15,321  1,363,636       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                          ---------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Redrow P.L.C.                             69,547 $  393,925       0.0%
    Reed Elsevier P.L.C.                      19,573    323,940       0.0%
    Reed Elsevier P.L.C. Sponsored ADR         6,110    403,932       0.0%
    Regus P.L.C.                             229,183    875,323       0.0%
    Renishaw P.L.C.                            9,502    364,414       0.0%
*   Renold P.L.C.                              4,231      4,060       0.0%
    Rentokil Initial P.L.C.                  393,216    808,737       0.0%
    Restaurant Group P.L.C. (The)             53,137    552,224       0.0%
    Rexam P.L.C.                             225,845  2,004,550       0.1%
    Ricardo P.L.C.                            11,315    146,723       0.0%
    Rightmove P.L.C.                          21,562  1,043,803       0.1%
    Rio Tinto P.L.C.                          18,769    839,933       0.0%
#   Rio Tinto P.L.C. Sponsored ADR           113,260  5,072,915       0.2%
    RM P.L.C.                                 10,751     23,180       0.0%
    Robert Walters P.L.C.                     18,804    109,904       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)     170,901  2,724,658       0.1%
*   Rolls-Royce Holdings P.L.C.(BVYJ8N8)  24,097,041     36,989       0.0%
    Rotork P.L.C.                             19,604    707,418       0.0%
*   Royal Bank of Scotland Group P.L.C.      102,482    530,963       0.0%
*   Royal Bank of Scotland Group P.L.C.
      Sponsored ADR                           19,222    198,755       0.0%
    Royal Dutch Shell P.L.C.(B03MLX2)          6,989    220,365       0.0%
    Royal Dutch Shell P.L.C.(B03MM40)         35,290  1,129,837       0.1%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)    149,242  9,639,541       0.4%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                          64,656  4,101,130       0.2%
    Royal Mail P.L.C.                        122,686    876,535       0.0%
    RPC Group P.L.C.                          81,918    752,862       0.0%
    RPS Group P.L.C.                          56,373    184,255       0.0%
    RSA Insurance Group P.L.C.               254,379  1,664,086       0.1%
    SABMiller P.L.C.                          24,523  1,298,073       0.1%
    Sage Group P.L.C. (The)                  217,428  1,616,621       0.1%
    Savills P.L.C.                            50,355    637,724       0.0%
    Schroders P.L.C.(0239581)                  8,691    325,586       0.0%
    Schroders P.L.C.(0240549)                 10,666    529,016       0.0%
    SDL P.L.C.                                13,719     98,007       0.0%
    Senior P.L.C.                            141,014    677,126       0.0%
    Sepura P.L.C.                              3,814      7,657       0.0%
    Serco Group P.L.C.                        42,024     85,851       0.0%
*   Severfield P.L.C.                         55,690     54,640       0.0%
    Severn Trent P.L.C.                       28,147    916,574       0.1%
    Shanks Group P.L.C.                      157,113    257,197       0.0%
    Shire P.L.C.(B2QKY05)                     16,942  1,376,767       0.1%
    Shire P.L.C.(B39JBM7)                      3,900    949,689       0.1%
    SIG P.L.C.                               150,301    446,665       0.0%
    Sky P.L.C.                                33,203    547,449       0.0%
    Sky P.L.C. Sponsored ADR                   4,853    321,026       0.0%
*   Skyepharma P.L.C.                          1,283      5,915       0.0%
    Smith & Nephew P.L.C.                     22,900    389,744       0.0%
    Smith & Nephew P.L.C. Sponsored ADR       18,108    613,663       0.0%
    Smiths Group P.L.C.                       73,452  1,285,882       0.1%
    Soco International P.L.C.                 61,026    168,748       0.0%
    Spectris P.L.C.                           45,266  1,487,695       0.1%
    Speedy Hire P.L.C.                       108,594    123,354       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Spirax-Sarco Engineering P.L.C.           21,012 $1,087,662       0.1%
    Spirent Communications P.L.C.             63,612     85,157       0.0%
    Spirit Pub Co. P.L.C.                    223,416    384,221       0.0%
*   Sports Direct International P.L.C.        38,350    362,500       0.0%
    SSE P.L.C.                                95,073  2,252,631       0.1%
    St Ives P.L.C.                            14,743     39,173       0.0%
    St James's Place P.L.C.                  125,210  1,707,952       0.1%
    ST Modwen Properties P.L.C.               55,597    370,489       0.0%
    Stagecoach Group P.L.C.                  100,526    558,705       0.0%
    Standard Chartered P.L.C.                161,589  2,645,567       0.1%
    Standard Life P.L.C.                     265,617  1,898,685       0.1%
    Sthree P.L.C.                             10,289     58,877       0.0%
*   SuperGroup P.L.C.                         16,966    268,372       0.0%
    Synergy Health P.L.C.                     16,889    572,809       0.0%
    Synthomer P.L.C.                          82,043    401,629       0.0%
#   TalkTalk Telecom Group P.L.C.            122,081    682,469       0.0%
    Tate & Lyle P.L.C.                       183,801  1,674,433       0.1%
    Taylor Wimpey P.L.C.                     746,436  1,895,336       0.1%
    Ted Baker P.L.C.                           3,365    146,971       0.0%
    Telecity Group P.L.C.                     74,598  1,011,880       0.1%
    Telecom Plus P.L.C.                        9,064    106,462       0.0%
    Tesco P.L.C.                             702,488  2,367,853       0.1%
*   Thomas Cook Group P.L.C.                 503,623  1,104,642       0.1%
*   Thorntons P.L.C.                          13,142     16,517       0.0%
    Topps Tiles P.L.C.                        17,420     30,931       0.0%
    Travis Perkins P.L.C.                     62,098  1,973,795       0.1%
    Trifast P.L.C.                             8,295     13,789       0.0%
*   Trinity Mirror P.L.C.                    106,660    300,450       0.0%
    TT electronics P.L.C.                     46,202     94,512       0.0%
    TUI AG(5666292)                           63,010  1,174,563       0.1%
    TUI AG(B11LJN4)                           41,904    781,366       0.0%
    Tullett Prebon P.L.C.                     58,399    319,788       0.0%
    Tullow Oil P.L.C.                         57,288    363,725       0.0%
    UBM P.L.C.                                96,263    830,997       0.0%
    UDG Healthcare P.L.C.                     68,807    562,312       0.0%
    Ultra Electronics Holdings P.L.C.         25,532    678,973       0.0%
    Unilever P.L.C.                            9,090    398,455       0.0%
    Unilever P.L.C. Sponsored ADR             23,312  1,021,532       0.1%
    UNITE Group P.L.C. (The)                  55,932    513,942       0.0%
    United Utilities Group P.L.C.             87,349  1,299,421       0.1%
    United Utilities Group P.L.C. ADR            154      4,583       0.0%
    UTV Media P.L.C.                          16,663     45,955       0.0%
*   Vectura Group P.L.C.                      62,389    149,252       0.0%
    Vedanta Resources P.L.C.                  30,773    295,566       0.0%
    Vesuvius P.L.C.                           67,651    470,480       0.0%
    Victrex P.L.C.                            29,981    907,424       0.1%
    Vitec Group P.L.C. (The)                   9,130     91,356       0.0%
    Vodafone Group P.L.C.                    187,070    659,088       0.0%
    Vodafone Group P.L.C. Sponsored ADR      137,812  4,850,998       0.2%
*   Volex P.L.C.                               1,437      1,690       0.0%
    Weir Group P.L.C. (The)                   35,036  1,007,301       0.1%
    WH Smith P.L.C.                           26,244    575,796       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES     VALUE++     OF NET ASSETS**
                                         ------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Whitbread P.L.C.                      31,532 $    2,531,998       0.1%
    William Hill P.L.C.                  298,916      1,651,546       0.1%
    Wilmington Group P.L.C.                2,776          9,931       0.0%
*   Wincanton P.L.C.                      14,780         35,335       0.0%
    WM Morrison Supermarkets P.L.C.      908,403      2,590,110       0.1%
    Wolseley P.L.C.                       36,508      2,159,242       0.1%
    Wolseley P.L.C. ADR                      925          5,495       0.0%
    WPP P.L.C.                             5,574        129,994       0.0%
    WPP P.L.C. Sponsored ADR              17,868      2,080,371       0.1%
    WS Atkins P.L.C.                      25,453        522,248       0.0%
    Xaar P.L.C.                           10,163         68,396       0.0%
    Xchanging P.L.C.                      61,017        114,119       0.0%
                                                 --------------      ----
TOTAL UNITED KINGDOM                                320,552,506      14.0%
                                                 --------------      ----
UNITED STATES -- (0.0%)
    Ormat Technologies, Inc.               3,654        135,877       0.0%
                                                 --------------      ----
TOTAL COMMON STOCKS                               2,246,275,993      98.4%
                                                 --------------      ----
PREFERRED STOCKS -- (0.7%)

BRAZIL -- (0.5%)
    AES Tiete SA                          25,600        146,992       0.0%
    Alpargatas SA                         20,507         67,450       0.0%
    Banco ABC Brasil SA                   39,880        170,747       0.0%
    Banco Bradesco SA                     81,319        867,993       0.1%
    Banco Bradesco SA ADR                166,382      1,778,619       0.1%
    Banco Daycoval SA                      3,700          9,836       0.0%
    Banco do Estado do Rio Grande do
      Sul SA Class B                      73,294        284,375       0.0%
*   Banco Industrial e Comercial SA       13,600         33,628       0.0%
    Banco Pan SA                          66,997         38,469       0.0%
    Braskem SA Class A                    14,800         61,893       0.0%
    Centrais Eletricas Brasileiras SA
      Class B                             49,900        146,572       0.0%
    Centrais Eletricas Santa Catarina      2,600         17,949       0.0%
    Cia Brasileira de Distribuicao         2,800         94,791       0.0%
    Cia de Gas de Sao Paulo COMGAS
      Class A                              5,100         88,816       0.0%
    Cia de Saneamento do Parana              200            332       0.0%
    Cia de Transmissao de Energia
      Eletrica Paulista                    9,749        137,517       0.0%
    Cia Energetica de Minas Gerais        91,937        443,978       0.0%
    Cia Energetica de Sao Paulo Class B   23,000        145,041       0.0%
    Cia Energetica do Ceara Class A        2,332         32,283       0.0%
    Cia Ferro Ligas da Bahia - Ferbasa    11,500         30,611       0.0%
    Cia Paranaense de Energia              8,905        100,223       0.0%
    Eletropaulo Metropolitana
      Eletricidade de Sao Paulo SA        21,846         78,670       0.0%
    Eucatex SA Industria e Comercio        4,600          5,344       0.0%
*   Gol Linhas Aereas Inteligentes SA     18,600         46,917       0.0%
    Itau Unibanco Holding SA             257,680      3,295,246       0.2%
    Itau Unibanco Holding SA ADR          18,054        231,449       0.0%
    Lojas Americanas SA                   72,960        406,093       0.0%
    Marcopolo SA                         135,600        125,116       0.0%
*   Oi SA                                  1,952          3,661       0.0%
    Parana Banco SA                       12,000         46,599       0.0%
*   Petroleo Brasileiro SA                81,035        350,987       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA Sponsored ADR     72,469 $   629,031       0.1%
    Randon Participacoes SA                  52,300      69,434       0.0%
    Saraiva SA Livreiros Editores             6,900      11,222       0.0%
    Suzano Papel e Celulose SA Class A       85,325     427,623       0.0%
    Telefonica Brasil SA                      2,600      43,147       0.0%
    Usinas Siderurgicas de Minas Gerais SA
      Class A                                91,905     182,105       0.0%
    Vale SA                                  50,700     305,417       0.0%
    Vale SA Sponsored ADR                    86,705     524,565       0.0%
                                                    -----------       ---
TOTAL BRAZIL                                         11,480,741       0.5%
                                                    -----------       ---
CHILE -- (0.0%)
    Embotelladora Andina SA Class B          17,884      56,984       0.0%
                                                    -----------       ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                      56,456      88,879       0.0%
    Banco Davivienda SA                       8,438      98,125       0.0%
    Grupo Aval Acciones y Valores            34,933      17,745       0.0%
    Grupo de Inversiones Suramericana SA      5,468      81,492       0.0%
                                                    -----------       ---
TOTAL COLOMBIA                                          286,241       0.0%
                                                    -----------       ---
GERMANY -- (0.2%)
    Bayerische Motoren Werke AG               3,355     306,575       0.0%
    Fuchs Petrolub SE                           277      11,668       0.0%
    Henkel AG & Co. KGaA                        609      70,740       0.0%
    Jungheinrich AG                             245      17,317       0.0%
    Porsche Automobil Holding SE              8,903     844,746       0.0%
    Sixt SE                                   3,563     131,151       0.0%
    STO SE & Co. KGaA                            78      13,605       0.0%
    Volkswagen AG                            12,443   3,203,396       0.2%
                                                    -----------       ---
TOTAL GERMANY                                         4,599,198       0.2%
                                                    -----------       ---
TOTAL PREFERRED STOCKS                               16,423,164       0.7%
                                                    -----------       ---
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Seven West Media, Ltd. Rights 05/28/15  187,560          --       0.0%
                                                    -----------       ---
AUSTRIA -- (0.0%)
*   Intercell AG Rights                       4,255          --       0.0%
                                                    -----------       ---
BELGIUM -- (0.0%)
*   Recticel SA Rights 05/07/15               9,963       9,173       0.0%
                                                    -----------       ---
BRAZIL -- (0.0%)
*   Minerva SA Rights                           755          --       0.0%
                                                    -----------       ---
CANADA -- (0.0%)
*   Constellation Software, Inc. Rights
      09/15/15                                2,091         624       0.0%
                                                    -----------       ---
CHINA -- (0.0%)
*   Golden Meditech Holdings, Ltd.
      Warrants 07/30/15                      60,394       1,473       0.0%
*   Ju Teng International Holdings, Ltd.
      Warrants 10/14/16                      34,250       3,005       0.0%
                                                    -----------       ---
TOTAL CHINA                                               4,478       0.0%
                                                    -----------       ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
FRANCE -- (0.0%)
*   Euro Disney SCA Rights                      28,310 $     --       0.0%
*   Euro Disney SCA Rights 05/06/15              2,831       32       0.0%
                                                       --------       ---
TOTAL FRANCE                                                 32       0.0%
                                                       --------       ---
HONG KONG -- (0.0%)
*   Emperor Capital Group, Ltd. Rights
      05/21/15                                  63,000   10,405       0.0%
*   Haitong International Securities Group,
      Ltd. Rights 05/15/15                     167,000  110,966       0.0%
*   International Standard Resources
      Holdings, Ltd. Warrants 11/27/15          73,333      927       0.0%
                                                       --------       ---
TOTAL HONG KONG                                         122,298       0.0%
                                                       --------       ---
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT
      Warrants 07/11/17                         52,166      523       0.0%
                                                       --------       ---
ITALY -- (0.0%)
*   UnipolSai SpA Rights 05/15/15(BWXTV26)     207,925       --       0.0%
*   UnipolSai SpA Rights 05/15/15(BWXT933)     207,925       --       0.0%
                                                       --------       ---
TOTAL ITALY                                                  --       0.0%
                                                       --------       ---
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd
      Warrants 12/31/15                         17,133    2,237       0.0%
*   KNM Group Bhd Warrants 04/20/21             44,652    2,633       0.0%
                                                       --------       ---
TOTAL MALAYSIA                                            4,870       0.0%
                                                       --------       ---
SINGAPORE -- (0.0%)
*   Interra Resources, Ltd. Warrants
      12/08/15                                  13,800      109       0.0%
                                                       --------       ---
SOUTH AFRICA -- (0.0%)
*   Northam Platinum Ltd. Rights                19,106      337       0.0%
                                                       --------       ---
SOUTH KOREA -- (0.0%)
*   Lotte Non-Life Insurance Co., Ltd.
      Rights 06/04/15                            8,598    3,609       0.0%
                                                       --------       ---
SPAIN -- (0.0%)
*   Banco Popular Espanol SA Rights            230,545    4,401       0.0%
*   Banco Santander SA Rights                  466,685   76,962       0.0%
                                                       --------       ---
TOTAL SPAIN                                              81,363       0.0%
                                                       --------       ---
THAILAND -- (0.0%)
*   Loxley PCL Warrants 09/30/17                 3,319      168       0.0%
*   Samart Corp. PCL Warrants 02/19/18          31,840    3,419       0.0%
*   Thoresen Thai Agencies PCL Warrants
      02/28/19                                  22,128    1,625       0.0%
                                                       --------       ---
TOTAL THAILAND                                            5,212       0.0%
                                                       --------       ---
TOTAL RIGHTS/WARRANTS                                   232,628       0.0%
                                                       --------       ---
BONDS -- (0.0%)

INDIA -- (0.0%)
*   NTPC, Ltd., 8.490%                       1,014,412    2,032       0.0%
                                                       --------       ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                        SHARES/
                                         FACE
                                        AMOUNT                    PERCENTAGE
                                         (000)       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.4%)
(S)@  DFA Short Term Investment Fund   4,773,885 $   55,233,847        2.4%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,887,251,911)                          $2,318,167,664      101.5%
                                                 ==============      =====

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia                     $  2,747,935 $105,645,883   --    $108,393,818
   Austria                                 --    8,255,499   --       8,255,499
   Belgium                          2,548,889   22,948,807   --      25,497,696
   Brazil                          29,572,934           --   --      29,572,934
   Canada                         147,018,608      213,798   --     147,232,406
   Chile                            6,694,018           --   --       6,694,018
   China                           13,857,495  131,558,967   --     145,416,462
   Colombia                         1,895,264           --   --       1,895,264
   Czech Republic                          --      770,160   --         770,160
   Denmark                          1,171,541   25,866,180   --      27,037,721
   Egypt                               40,011      139,908   --         179,919
   Finland                             54,658   27,487,852   --      27,542,510
   France                           9,596,394  118,927,471   --     128,523,865
   Germany                          6,492,384  102,980,402   --     109,472,786
   Greece                             351,889    1,783,107   --       2,134,996
   Hong Kong                          358,963   50,525,098   --      50,884,061
   Hungary                             30,750    1,063,852   --       1,094,602
   India                            2,555,510   43,401,360   --      45,956,870
   Indonesia                          273,379   13,092,193   --      13,365,572
   Ireland                          1,725,168    7,789,465   --       9,514,633
   Israel                           4,752,101    7,426,382   --      12,178,483
   Italy                            2,318,205   40,756,926   --      43,075,131
   Japan                           17,342,487  354,333,113   --     371,675,600
   Malaysia                                --   19,183,658   --      19,183,658
   Mexico                          21,478,185          812   --      21,478,997
   Netherlands                     10,290,626   34,456,662   --      44,747,288
   New Zealand                         24,910    6,466,675   --       6,491,585
   Norway                           1,571,893   13,400,339   --      14,972,232
   Peru                               617,732           --   --         617,732
   Philippines                         64,440    8,174,849   --       8,239,289
   Poland                                  --    9,166,030   --       9,166,030
   Portugal                                --    5,202,743   --       5,202,743
   Russia                             114,787    6,712,020   --       6,826,807
   Singapore                           11,996   22,544,949   --      22,556,945
   South Africa                     4,981,399   38,774,310   --      43,755,709
   South Korea                      4,517,085   80,134,194   --      84,651,279
   Spain                            5,112,146   39,334,876   --      44,447,022
   Sweden                           1,004,640   51,930,502   --      52,935,142
   Switzerland                     19,120,806   94,875,201   --     113,996,007
   Taiwan                           3,310,653   82,712,289   --      86,022,942
   Thailand                        15,035,910           --   --      15,035,910
   Turkey                             138,998    8,756,289   --       8,895,287
   United Kingdom                  72,764,947  247,787,559   --     320,552,506
   United States                      135,877           --   --         135,877
Preferred Stocks
   Brazil                          11,480,741           --   --      11,480,741
   Chile                               56,984           --   --          56,984
   Colombia                           286,241           --   --         286,241
   Germany                                 --    4,599,198   --       4,599,198
Rights/Warrants
   Australia                               --           --   --              --
   Austria                                 --           --   --              --
   Belgium                                 --        9,173   --           9,173
   Brazil                                  --           --   --              --
   Canada                                  --          624   --             624
   China                                   --        4,478   --           4,478

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

   France                                --             32   --              32
   Hong Kong                             --        122,298   --         122,298
   Indonesia                             --            523   --             523
   Italy                                 --             --   --              --
   Malaysia                              --          4,870   --           4,870
   Singapore                             --            109   --             109
   South Africa                          --            337   --             337
   South Korea                           --          3,609   --           3,609
   Spain                                 --         81,363   --          81,363
   Thailand                              --          5,212   --           5,212
Bonds
   India                                 --          2,032   --           2,032
Securities Lending Collateral            --     55,233,847   --      55,233,847
                               ------------ -------------- ----- --------------
TOTAL                          $423,519,579 $1,894,648,085   --  $2,318,167,664
                               ============ ============== ===== ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES      VALUE+    OF NET ASSETS**
                                            --------- ------------ ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (17.4%)
#*  1-800-Flowers.com, Inc. Class A........    44,330 $    468,568       0.0%
    A. H. Belo Corp. Class A...............    14,556       97,380       0.0%
    Aaron's, Inc...........................     4,830      164,220       0.0%
#   Arctic Cat, Inc........................     3,436      121,944       0.0%
#*  Ascent Capital Group, Inc. Class A.....     8,564      342,903       0.0%
#   Autoliv, Inc...........................     9,404    1,116,443       0.0%
*   Ballantyne Strong, Inc.................     9,030       42,260       0.0%
#*  Barnes & Noble, Inc....................    12,200      267,180       0.0%
    Bassett Furniture Industries, Inc......     2,900       81,838       0.0%
    Beasley Broadcast Group, Inc. Class A..     9,471       45,934       0.0%
*   Beazer Homes USA, Inc..................     4,326       75,748       0.0%
*   Belmond, Ltd. Class A..................    75,198      926,439       0.0%
    Best Buy Co., Inc......................   197,800    6,853,770       0.1%
    Big 5 Sporting Goods Corp..............     8,501      115,954       0.0%
*   Biglari Holdings, Inc..................     2,343      856,390       0.0%
#*  BJ's Restaurants, Inc..................    25,971    1,215,443       0.0%
#   Bob Evans Farms, Inc...................    52,387    2,253,689       0.1%
#   Bon-Ton Stores, Inc. (The).............     2,986       21,410       0.0%
*   Books-A-Million, Inc...................     8,187       23,497       0.0%
    Brown Shoe Co., Inc....................    74,697    2,218,501       0.1%
*   Build-A-Bear Workshop, Inc.............    25,874      476,858       0.0%
#*  Cabela's, Inc..........................    53,051    2,797,910       0.1%
#   Callaway Golf Co.......................    38,543      373,096       0.0%
*   Cambium Learning Group, Inc............    37,733      111,690       0.0%
*   Canterbury Park Holding Corp...........     2,755       28,514       0.0%
    Carnival Corp..........................   489,649   21,529,867       0.4%
#   Carriage Services, Inc.................    20,916      494,454       0.0%
*   Cavco Industries, Inc..................     7,600      498,332       0.0%
#   CBS Corp. Class A......................    28,263    1,824,094       0.0%
    CBS Corp. Class B......................   201,625   12,526,961       0.2%
*   Christopher & Banks Corp...............    56,231      334,012       0.0%
    Churchill Downs, Inc...................     7,682      915,464       0.0%
*   Citi Trends, Inc.......................     3,415       77,794       0.0%
    Columbia Sportswear Co.................     8,634      541,352       0.0%
    Comcast Corp. Class A.................. 3,446,875  199,091,500       3.7%
#   Comcast Corp. Special Class A.......... 1,088,341   62,677,558       1.2%
#*  Conn's, Inc............................    25,450      711,837       0.0%
    Core-Mark Holding Co., Inc.............    48,118    2,536,300       0.1%
    CSS Industries, Inc....................    13,050      369,837       0.0%
    CST Brands, Inc........................    50,181    2,093,050       0.0%
    Culp, Inc..............................    10,036      259,431       0.0%
#*  Delta Apparel, Inc.....................     7,532       92,418       0.0%
#   Destination Maternity Corp.............       200        2,358       0.0%
#*  Destination XL Group, Inc..............    15,601       75,977       0.0%
#   DeVry Education Group, Inc.............     8,757      264,812       0.0%
    Dillard's, Inc. Class A................   120,300   15,830,277       0.3%
*   Discovery Communications, Inc..........     3,762      113,725       0.0%
*   Discovery Communications, Inc. Class B.     3,762      120,948       0.0%
#*  Dixie Group, Inc. (The)................    11,800      115,994       0.0%
#*  Dorman Products, Inc...................    20,712      969,943       0.0%
    Dover Motorsports, Inc.................    15,098       36,839       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    DR Horton, Inc......................... 208,125 $ 5,286,375       0.1%
#*  DreamWorks Animation SKG, Inc. Class A.  46,429   1,209,940       0.0%
    Educational Development Corp...........   1,679       7,102       0.0%
*   Eldorado Resorts, Inc..................  18,512     130,510       0.0%
    Escalade, Inc..........................     277       4,983       0.0%
*   EVINE Live, Inc........................   3,998      23,828       0.0%
#   EW Scripps Co. (The) Class A...........  81,265   1,892,662       0.0%
#*  Federal-Mogul Holdings Corp............  36,414     469,741       0.0%
    Flanigan's Enterprises, Inc............     865      25,154       0.0%
    Flexsteel Industries, Inc..............   2,068      74,469       0.0%
    Foot Locker, Inc.......................  15,700     933,365       0.0%
    Ford Motor Co.......................... 369,918   5,844,704       0.1%
    Fred's, Inc. Class A...................  47,275     797,529       0.0%
    Frisch's Restaurants, Inc..............     600      17,139       0.0%
#*  FTD Cos., Inc..........................  24,893     710,446       0.0%
#*  Fuel Systems Solutions, Inc............   3,398      37,718       0.0%
*   G-III Apparel Group, Ltd...............  11,394   1,266,785       0.0%
*   Gaiam, Inc. Class A....................   4,388      28,785       0.0%
#   GameStop Corp. Class A................. 104,752   4,037,142       0.1%
#*  Gaming Partners International Corp.....     500       5,540       0.0%
    Gannett Co., Inc....................... 119,639   4,106,010       0.1%
    General Motors Co...................... 802,642  28,140,629       0.5%
*   Genesco, Inc...........................   7,056     476,915       0.0%
    Graham Holdings Co. Class B............   5,780   5,912,535       0.1%
*   Gray Television, Inc...................  46,874     621,549       0.0%
#   Group 1 Automotive, Inc................  57,936   4,575,785       0.1%
    Harte-Hanks, Inc.......................  12,432      84,413       0.0%
    Haverty Furniture Cos., Inc............  33,479     718,459       0.0%
*   Helen of Troy, Ltd.....................  64,389   5,641,120       0.1%
#*  hhgregg, Inc...........................  36,388     208,139       0.0%
#   Hooker Furniture Corp..................  14,814     377,016       0.0%
*   Hyatt Hotels Corp. Class A.............  14,601     847,588       0.0%
#*  Iconix Brand Group, Inc................  95,618   2,515,710       0.1%
#   International Speedway Corp. Class A...  24,844     903,328       0.0%
*   Isle of Capri Casinos, Inc.............  15,434     219,471       0.0%
#*  JAKKS Pacific, Inc.....................  13,103      87,397       0.0%
*   Jarden Corp............................ 243,112  12,442,472       0.2%
#*  JC Penney Co., Inc.....................  85,215     707,285       0.0%
    Johnson Outdoors, Inc. Class A.........  15,588     491,022       0.0%
*   Journal Media Group, Inc...............  25,411     236,068       0.0%
#   KB Home................................  30,800     446,292       0.0%
    Kohl's Corp............................  14,353   1,028,392       0.0%
    La-Z-Boy, Inc..........................  56,332   1,476,462       0.0%
*   Lakeland Industries, Inc...............  11,757     108,400       0.0%
#*  Lands' End, Inc........................  21,056     618,625       0.0%
#*  Lee Enterprises, Inc...................  38,128     114,384       0.0%
#   Lennar Corp. Class A................... 224,100  10,263,780       0.2%
    Lennar Corp. Class B...................   7,868     287,418       0.0%
*   Liberty Broadband Corp.(530307206).....   1,905     104,775       0.0%
*   Liberty Broadband Corp.(530307305).....  67,601   3,668,030       0.1%
*   Liberty Broadband Corp. Class A........  24,095   1,306,913       0.0%
*   Liberty Interactive Corp. Class A...... 882,463  25,379,636       0.5%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Liberty Interactive Corp. Class B.............  35,706 $ 1,022,263       0.0%
*   Liberty Media Corp............................ 208,010   7,893,979       0.2%
*   Liberty Media Corp. Class A...................  96,383   3,699,180       0.1%
*   Liberty Media Corp. Class B...................   7,622     297,334       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A....  76,802   2,281,787       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class B....   3,570     151,939       0.0%
*   Liberty Ventures Series A..................... 202,261   8,430,238       0.2%
#*  Liberty Ventures Series B.....................   8,645     361,793       0.0%
*   Life Time Fitness, Inc........................  13,317     952,165       0.0%
    Lifetime Brands, Inc..........................  16,431     239,071       0.0%
#   Lithia Motors, Inc. Class A...................  34,933   3,483,868       0.1%
*   Live Nation Entertainment, Inc................ 145,347   3,642,396       0.1%
#*  Loral Space & Communications, Inc.............  26,050   1,797,450       0.0%
    Lowe's Cos., Inc.............................. 139,546   9,609,138       0.2%
*   Luby's, Inc...................................  44,415     235,400       0.0%
#*  M/I Homes, Inc................................  37,930     855,701       0.0%
#*  Madison Square Garden Co. (The) Class A.......  29,558   2,373,507       0.1%
    Marcus Corp. (The)............................  18,899     366,074       0.0%
*   MarineMax, Inc................................  29,164     643,941       0.0%
    Marriott Vacations Worldwide Corp.............   2,531     208,074       0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A.     980       5,390       0.0%
*   McClatchy Co. (The) Class A...................  60,603      84,238       0.0%
#*  Media General, Inc............................  25,196     425,560       0.0%
#   Men's Wearhouse, Inc. (The)...................  52,860   2,991,347       0.1%
#   Meredith Corp.................................  32,676   1,700,459       0.0%
*   Meritage Homes Corp...........................  28,156   1,204,232       0.0%
#*  MGM Resorts International..................... 227,871   4,819,472       0.1%
*   Modine Manufacturing Co.......................  14,650     180,049       0.0%
*   Mohawk Industries, Inc........................  98,740  17,131,390       0.3%
*   Monarch Casino & Resort, Inc..................   1,103      20,185       0.0%
#*  Motorcar Parts of America, Inc................  13,074     382,153       0.0%
    Movado Group, Inc.............................  36,900   1,080,432       0.0%
*   Murphy USA, Inc...............................  47,356   3,093,767       0.1%
    NACCO Industries, Inc. Class A................   6,832     334,631       0.0%
*   New York & Co., Inc...........................   6,926      17,523       0.0%
*   News Corp. Class A............................ 402,247   6,347,458       0.1%
*   News Corp. Class B............................  99,903   1,555,490       0.0%
*   Office Depot, Inc............................. 181,609   1,674,435       0.0%
*   Pacific Sunwear of California, Inc............  12,650      26,565       0.0%
    Penske Automotive Group, Inc..................  43,845   2,140,074       0.1%
*   Pep Boys-Manny, Moe & Jack (The)..............  60,161     551,075       0.0%
*   Perry Ellis International, Inc................  21,492     514,089       0.0%
*   Pinnacle Entertainment, Inc...................  50,352   1,850,940       0.0%
    PulteGroup, Inc............................... 143,221   2,764,165       0.1%
    PVH Corp......................................  31,964   3,303,479       0.1%
*   Radio One, Inc. Class D.......................  13,955      49,819       0.0%
*   RCI Hospitality Holdings, Inc.................  12,026     136,976       0.0%
*   Red Robin Gourmet Burgers, Inc................  31,175   2,340,931       0.1%
*   Regis Corp....................................  54,292     896,904       0.0%
    Remy International, Inc.......................   2,760      61,410       0.0%
    Rent-A-Center, Inc............................  76,435   2,262,476       0.1%
    Rocky Brands, Inc.............................   8,729     195,879       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Royal Caribbean Cruises, Ltd............   322,500 $ 21,949,350       0.4%
#*  Ruby Tuesday, Inc.......................    17,500      127,400       0.0%
    Saga Communications, Inc. Class A.......     8,693      347,633       0.0%
#   Salem Media Group, Inc. Class A.........    10,922       53,299       0.0%
    Scholastic Corp.........................    30,900    1,255,776       0.0%
#*  Sears Holdings Corp.....................    25,182    1,005,769       0.0%
#   Service Corp. International.............   274,069    7,586,230       0.2%
#*  Shiloh Industries, Inc..................    24,793      288,343       0.0%
    Shoe Carnival, Inc......................    33,450      873,379       0.0%
*   Skechers U.S.A., Inc. Class A...........    49,610    4,460,931       0.1%
    Spartan Motors, Inc.....................    16,820       79,222       0.0%
#   Speedway Motorsports, Inc...............    52,187    1,195,082       0.0%
    Stage Stores, Inc.......................    53,575    1,034,533       0.0%
#   Standard Motor Products, Inc............    37,342    1,411,528       0.0%
    Staples, Inc............................   497,525    8,119,608       0.2%
#*  Starz...................................    84,255    3,313,749       0.1%
*   Starz Class B...........................     7,622      296,038       0.0%
    Stein Mart, Inc.........................    22,915      271,084       0.0%
*   Steiner Leisure, Ltd....................     2,225      107,334       0.0%
*   Stoneridge, Inc.........................    19,361      233,106       0.0%
#   Strattec Security Corp..................     5,224      392,166       0.0%
#   Superior Industries International, Inc..    23,275      432,915       0.0%
    Superior Uniform Group, Inc.............    17,956      305,252       0.0%
    Sypris Solutions, Inc...................     8,460       12,944       0.0%
#*  Systemax, Inc...........................    11,750      122,788       0.0%
    Tandy Leather Factory, Inc..............     9,974       84,480       0.0%
    Target Corp.............................     4,925      388,238       0.0%
    Time Warner Cable, Inc..................   693,942  107,921,860       2.0%
    Time Warner, Inc........................ 1,534,860  129,557,533       2.4%
    Time, Inc...............................   191,857    4,380,095       0.1%
*   Toll Brothers, Inc......................   203,299    7,225,246       0.1%
*   Trans World Entertainment Corp..........     5,781       21,737       0.0%
#*  Tuesday Morning Corp....................    60,500      957,110       0.0%
#   Twenty-First Century Fox, Inc. Class A.. 1,287,383   43,874,013       0.8%
    Twenty-First Century Fox, Inc. Class B..   550,972   18,374,916       0.4%
*   Unifi, Inc..............................    43,422    1,532,362       0.0%
*   Universal Electronics, Inc..............     3,206      172,932       0.0%
    Vail Resorts, Inc.......................    11,600    1,150,836       0.0%
*   Vista Outdoor, Inc......................    77,610    3,396,214       0.1%
#*  VOXX International Corp.................     3,750       35,738       0.0%
    Walt Disney Co. (The)...................    26,220    2,850,638       0.1%
#   Wendy's Co. (The).......................   242,704    2,456,164       0.1%
*   West Marine, Inc........................    26,468      266,003       0.0%
    Whirlpool Corp..........................    30,049    5,276,604       0.1%
    Wyndham Worldwide Corp..................   144,114   12,307,336       0.2%
                                                       ------------      ----
Total Consumer Discretionary................            988,316,453      18.3%
                                                       ------------      ----
Consumer Staples -- (7.2%)
#   Alico, Inc..............................       960       44,899       0.0%
*   Alliance One International, Inc.........    35,084       46,311       0.0%
    Andersons, Inc. (The)...................    23,660    1,010,045       0.0%
    Archer-Daniels-Midland Co...............   813,476   39,762,707       0.8%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Boulder Brands, Inc..................    76,099 $    725,984       0.0%
    Bunge, Ltd...........................   121,368   10,482,554       0.2%
*   CCA Industries, Inc..................     8,323       25,718       0.0%
*   Central Garden & Pet Co..............    25,184      233,078       0.0%
#*  Central Garden and Pet Co. Class A...    48,121      471,586       0.0%
*   Constellation Brands, Inc. Class A...   249,042   28,873,929       0.5%
*   Constellation Brands, Inc. Class B...    12,715    1,490,834       0.0%
#*  Craft Brew Alliance, Inc.............     9,754      128,265       0.0%
    CVS Health Corp...................... 1,510,745  150,001,871       2.8%
#*  Farmer Bros Co.......................     6,695      166,906       0.0%
#   Fresh Del Monte Produce, Inc.........    39,437    1,456,408       0.0%
#*  Hain Celestial Group, Inc. (The).....    87,292    5,258,470       0.1%
    Ingles Markets, Inc. Class A.........    11,437      478,753       0.0%
    Ingredion, Inc.......................    62,117    4,932,090       0.1%
#   JM Smucker Co. (The).................   108,204   12,543,008       0.2%
    John B. Sanfilippo & Son, Inc........    10,428      542,360       0.0%
    Kraft Foods Group, Inc...............   209,706   17,772,583       0.3%
*   Landec Corp..........................    37,056      526,566       0.0%
*   Mannatech, Inc.......................       717       13,845       0.0%
    MGP Ingredients, Inc.................     4,788       67,224       0.0%
#   Molson Coors Brewing Co. Class A.....     1,908      165,996       0.0%
    Molson Coors Brewing Co. Class B.....   186,550   13,713,290       0.3%
    Mondelez International, Inc. Class A. 2,081,099   79,851,769       1.5%
*   Nutraceutical International Corp.....    14,615      284,992       0.0%
#   Oil-Dri Corp. of America.............     5,047      165,643       0.0%
*   Omega Protein Corp...................    25,852      330,389       0.0%
#*  Post Holdings, Inc...................    50,201    2,356,435       0.1%
#   Sanderson Farms, Inc.................    16,100    1,209,432       0.0%
*   Seaboard Corp........................     1,812    6,523,200       0.1%
*   Seneca Foods Corp. Class A...........     6,301      181,595       0.0%
*   Seneca Foods Corp. Class B...........       300        9,887       0.0%
#   Snyder's-Lance, Inc..................    28,337      836,792       0.0%
    SpartanNash Co.......................    34,281    1,034,258       0.0%
    Spectrum Brands Holdings, Inc........    46,130    4,217,666       0.1%
*   TreeHouse Foods, Inc.................    24,190    1,965,679       0.1%
    Tyson Foods, Inc. Class A............   405,030   15,998,685       0.3%
    Universal Corp.......................    22,290    1,048,299       0.0%
    Weis Markets, Inc....................    11,602      514,549       0.0%
                                                    ------------       ---
Total Consumer Staples...................            407,464,550       7.5%
                                                    ------------       ---
Energy -- (14.3%)
    Adams Resources & Energy, Inc........     6,004      279,786       0.0%
    Alon USA Energy, Inc.................    33,484      538,758       0.0%
    Anadarko Petroleum Corp..............   845,068   79,520,899       1.5%
    Apache Corp..........................   289,715   19,816,506       0.4%
#*  Approach Resources, Inc..............     6,883       60,364       0.0%
#   Atwood Oceanics, Inc.................     4,600      153,548       0.0%
    Baker Hughes, Inc....................   127,976    8,761,237       0.2%
*   Barnwell Industries, Inc.............     8,038       24,757       0.0%
#   Bristow Group, Inc...................    42,400    2,634,312       0.1%
*   C&J Energy Services, Ltd.............    37,416      652,909       0.0%
    Cabot Oil & Gas Corp.................       568       19,210       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
 Energy -- (Continued)
     California Resources Corp..........   118,504 $  1,102,087       0.0%
 #*  Callon Petroleum Co................    13,214      118,133       0.0%
 #   Chesapeake Energy Corp.............   616,985    9,729,853       0.2%
     Chevron Corp....................... 1,063,078  118,065,443       2.2%
 #*  Cloud Peak Energy, Inc.............    33,115      214,916       0.0%
 #   Comstock Resources, Inc............    32,421      174,101       0.0%
     ConocoPhillips..................... 1,766,829  120,003,026       2.2%
 *   Contango Oil & Gas Co..............     1,064       26,674       0.0%
 *   Dawson Geophysical Co..............    30,611      174,177       0.0%
     Delek US Holdings, Inc.............    52,256    1,929,292       0.0%
 #   Denbury Resources, Inc.............   289,460    2,550,143       0.1%
     Devon Energy Corp..................    81,126    5,533,604       0.1%
 #   Energy XXI, Ltd....................    15,380       67,211       0.0%
     EOG Resources, Inc.................    12,090    1,196,305       0.0%
 *   Era Group, Inc.....................    36,653      812,964       0.0%
     Exterran Holdings, Inc.............    69,200    2,565,244       0.1%
     Exxon Mobil Corp................... 1,087,859   95,046,241       1.8%
 #   Green Plains, Inc..................    26,534      826,269       0.0%
     Gulf Island Fabrication, Inc.......    15,018      198,087       0.0%
 #   Gulfmark Offshore, Inc. Class A....    27,750      416,527       0.0%
 #*  Harvest Natural Resources, Inc.....    35,677       22,840       0.0%
 *   Helix Energy Solutions Group, Inc..   103,010    1,697,605       0.0%
 #   Helmerich & Payne, Inc.............   108,670    8,473,000       0.2%
 #   Hess Corp..........................   378,130   29,078,197       0.5%
     HollyFrontier Corp.................    32,210    1,249,104       0.0%
 #*  Hornbeck Offshore Services, Inc....    29,719      679,079       0.0%
 *   Key Energy Services, Inc...........    49,745      121,378       0.0%
     Marathon Oil Corp..................   903,937   28,112,441       0.5%
     Marathon Petroleum Corp............   451,968   44,550,486       0.8%
 #*  Matador Resources Co...............     6,400      177,408       0.0%
 *   Matrix Service Co..................    15,423      338,843       0.0%
 #   Murphy Oil Corp....................   189,426    9,018,572       0.2%
     Nabors Industries, Ltd.............   181,974    3,038,966       0.1%
     National Oilwell Varco, Inc........   250,948   13,654,081       0.3%
 *   Natural Gas Services Group, Inc....    15,026      380,909       0.0%
 *   Newfield Exploration Co............    48,506    1,903,375       0.0%
 *   Newpark Resources, Inc.............    97,395      999,273       0.0%
 #   Noble Corp. P.L.C..................    74,243    1,285,146       0.0%
     Noble Energy, Inc..................   133,794    6,786,032       0.1%
 #*  Northern Oil and Gas, Inc..........    16,372      144,728       0.0%
     Occidental Petroleum Corp..........   296,262   23,730,586       0.4%
 #*  Overseas Shipholding Group, Inc....     2,355        7,983       0.0%
 #   Paragon Offshore P.L.C.............    24,747       44,792       0.0%
 #*  Parker Drilling Co.................   142,573      534,649       0.0%
     Patterson-UTI Energy, Inc..........   152,325    3,404,464       0.1%
 *   PDC Energy, Inc....................    24,103    1,367,604       0.0%
 #*  Penn Virginia Corp.................    35,279      235,664       0.0%
 #*  PHI, Inc. Non-Voting...............    19,260      603,416       0.0%
 *   PHI, Inc. Voting...................     1,099       33,657       0.0%
     Phillips 66........................   883,414   70,063,564       1.3%
 *   Pioneer Energy Services Corp.......    74,262      553,252       0.0%
 #   Pioneer Natural Resources Co.......    88,400   15,273,752       0.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
Energy -- (Continued)
    QEP Resources, Inc..........................  33,043 $    743,467       0.0%
#*  Renewable Energy Group, Inc.................   2,882       26,543       0.0%
#*  REX American Resources Corp.................   4,050      256,041       0.0%
#*  Rex Energy Corp.............................  35,100      175,500       0.0%
#   Rowan Cos. P.L.C. Class A................... 121,858    2,582,171       0.1%
#*  SEACOR Holdings, Inc........................  31,184    2,265,829       0.1%
    SemGroup Corp. Class A......................   4,727      397,966       0.0%
#*  Seventy Seven Energy, Inc...................  44,617      226,208       0.0%
#   Ship Finance International, Ltd.............  12,481      196,701       0.0%
*   Stone Energy Corp...........................   1,115       19,033       0.0%
    Superior Energy Services, Inc...............  75,686    1,929,993       0.0%
#*  Swift Energy Co.............................  34,900      105,398       0.0%
    Teekay Corp.................................  37,720    1,875,061       0.0%
    Tesco Corp..................................   3,745       48,161       0.0%
    Tesoro Corp................................. 168,807   14,488,705       0.3%
*   TETRA Technologies, Inc.....................  25,510      184,182       0.0%
#   Tidewater, Inc..............................  49,127    1,360,327       0.0%
#   Transocean, Ltd............................. 274,265    5,161,667       0.1%
#*  Triangle Petroleum Corp.....................   7,779       46,441       0.0%
*   Unit Corp...................................  52,140    1,816,558       0.0%
    Valero Energy Corp.......................... 605,899   34,475,653       0.6%
*   Weatherford International P.L.C............. 281,383    4,094,123       0.1%
    Western Refining, Inc.......................  68,485    3,016,764       0.1%
*   Whiting Petroleum Corp......................  16,007      606,825       0.0%
*   Willbros Group, Inc.........................  18,620       46,550       0.0%
                                                         ------------      ----
Total Energy....................................          816,923,296      15.1%
                                                         ------------      ----
Financials -- (18.0%)
    1st Source Corp.............................  41,187    1,281,739       0.0%
    ACE, Ltd....................................  66,691    7,135,270       0.1%
    Aflac, Inc..................................  81,778    5,155,285       0.1%
#   Alexander & Baldwin, Inc....................  66,838    2,705,602       0.1%
*   Alleghany Corp..............................   3,115    1,475,015       0.0%
    Allied World Assurance Co. Holdings AG......  76,431    3,144,371       0.1%
    Allstate Corp. (The)........................ 230,137   16,031,343       0.3%
    American Equity Investment Life Holding Co..  88,700    2,390,465       0.1%
    American Financial Group, Inc............... 173,596   10,971,267       0.2%
*   American Independence Corp..................     173        1,759       0.0%
    American International Group, Inc........... 899,581   50,637,414       0.9%
    American National Insurance Co..............  28,489    2,850,609       0.1%
    Ameris Bancorp..............................  12,022      300,430       0.0%
    AmeriServ Financial, Inc....................  33,075      106,171       0.0%
*   Arch Capital Group, Ltd.....................   3,094      187,744       0.0%
    Argo Group International Holdings, Ltd......  46,942    2,299,689       0.1%
    Aspen Insurance Holdings, Ltd............... 102,623    4,795,573       0.1%
#   Associated Banc-Corp........................  31,434      591,274       0.0%
    Assurant, Inc...............................  65,820    4,045,297       0.1%
    Assured Guaranty, Ltd....................... 122,989    3,196,484       0.1%
*   Asta Funding, Inc...........................   7,527       63,227       0.0%
    Astoria Financial Corp......................  19,344      254,760       0.0%
#*  Atlanticus Holdings Corp....................  19,218       52,850       0.0%
#*  AV Homes, Inc...............................   3,852       60,785       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
Financials -- (Continued)
    Axis Capital Holdings, Ltd..................     8,510 $    443,031       0.0%
    Baldwin & Lyons, Inc. Class A...............       300        7,152       0.0%
    Baldwin & Lyons, Inc. Class B...............     6,556      148,756       0.0%
#*  Bancorp, Inc. (The).........................       459        4,471       0.0%
    Bank Mutual Corp............................    14,475      104,075       0.0%
    Bank of America Corp........................ 5,529,894   88,091,211       1.6%
    Bank of New York Mellon Corp. (The).........   497,075   21,046,156       0.4%
    Bank of the Ozarks, Inc.....................       626       24,264       0.0%
#   BankFinancial Corp..........................    37,660      482,048       0.0%
    Banner Corp.................................     7,943      359,182       0.0%
    BB&T Corp...................................    96,049    3,677,716       0.1%
    BCB Bancorp, Inc............................     1,059       12,962       0.0%
    Berkshire Hills Bancorp, Inc................    30,747      861,223       0.0%
#*  BofI Holding, Inc...........................     8,208      753,576       0.0%
#   Capital City Bank Group, Inc................    15,389      216,523       0.0%
    Capital One Financial Corp..................   373,787   30,220,679       0.6%
*   Cascade Bancorp.............................    15,799       76,151       0.0%
    Cathay General Bancorp......................    17,730      506,723       0.0%
    Centerstate Banks, Inc......................       747        9,084       0.0%
    Century Bancorp, Inc. Class A...............       495       19,122       0.0%
    Chicopee Bancorp, Inc.......................     1,000       16,340       0.0%
    Chubb Corp. (The)...........................    20,149    1,981,654       0.1%
#   Cincinnati Financial Corp...................    16,626      841,941       0.0%
    CIT Group, Inc..............................    45,907    2,067,192       0.1%
    Citigroup, Inc.............................. 2,143,604  114,296,965       2.1%
    Citizens Community Bancorp, Inc.............    10,355       93,713       0.0%
#   CME Group, Inc..............................   414,385   37,671,740       0.7%
#   CNA Financial Corp..........................   277,671   11,190,141       0.2%
    CNO Financial Group, Inc....................   301,264    5,121,488       0.1%
    Codorus Valley Bancorp, Inc.................       132        2,754       0.0%
    Comerica, Inc...............................    16,431      778,994       0.0%
    Community West Bancshares...................       400        2,704       0.0%
#*  Cowen Group, Inc. Class A...................    15,961       89,222       0.0%
    Donegal Group, Inc. Class A.................    20,677      312,429       0.0%
    Donegal Group, Inc. Class B.................       300        6,083       0.0%
*   E*TRADE Financial Corp......................    89,699    2,582,434       0.1%
    Eastern Virginia Bankshares, Inc............       307        1,934       0.0%
    EMC Insurance Group, Inc....................    18,341      635,332       0.0%
#*  Encore Capital Group, Inc...................       627       25,356       0.0%
    Endurance Specialty Holdings, Ltd...........    76,288    4,606,269       0.1%
    Enterprise Financial Services Corp..........     3,235       66,415       0.0%
    ESSA Bancorp, Inc...........................     8,217      105,588       0.0%
    Evans Bancorp, Inc..........................     1,681       41,142       0.0%
    Everest Re Group, Ltd.......................    34,913    6,246,285       0.1%
*   Farmers Capital Bank Corp...................       302        7,055       0.0%
    FBL Financial Group, Inc. Class A...........    24,660    1,436,938       0.0%
    Federal Agricultural Mortgage Corp. Class A.       177        4,509       0.0%
    Federal Agricultural Mortgage Corp. Class C.     9,200      289,248       0.0%
    Federated National Holding Co...............    13,665      393,552       0.0%
    Fidelity Southern Corp......................     7,213      121,178       0.0%
    Fifth Third Bancorp.........................    92,166    1,843,320       0.0%
*   First Acceptance Corp.......................    30,158       86,553       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES      VALUE+    OF NET ASSETS**
                                                      --------- ------------ ---------------
Financials -- (Continued)
#   First American Financial Corp....................    61,982 $  2,156,354       0.1%
#   First Bancorp....................................    16,138      261,920       0.0%
    First Business Financial Services, Inc...........       482       21,892       0.0%
    First Citizens BancShares, Inc. Class A..........     8,627    2,073,413       0.1%
#   First Commonwealth Financial Corp................    30,547      275,534       0.0%
    First Community Bancshares, Inc..................       183        3,067       0.0%
    First Defiance Financial Corp....................    10,880      380,800       0.0%
    First Federal of Northern Michigan Bancorp, Inc..       900        5,391       0.0%
    First Financial Northwest, Inc...................    25,371      301,915       0.0%
    First Merchants Corp.............................    41,623      939,431       0.0%
    First Midwest Bancorp, Inc.......................     7,168      122,573       0.0%
    First South Bancorp, Inc.........................     2,278       19,067       0.0%
    FNF Group........................................    46,321    1,667,093       0.0%
*   FNFV Group.......................................    15,438      230,798       0.0%
    Fox Chase Bancorp, Inc...........................       351        5,837       0.0%
*   Genworth Financial, Inc. Class A.................    34,964      307,334       0.0%
#   German American Bancorp, Inc.....................     7,459      213,402       0.0%
*   Global Indemnity P.L.C...........................     8,282      227,341       0.0%
    Goldman Sachs Group, Inc. (The)..................   205,859   40,434,825       0.8%
    Great Southern Bancorp, Inc......................     1,616       63,703       0.0%
#   Griffin Land & Nurseries, Inc....................     1,500       46,950       0.0%
    Guaranty Federal Bancshares, Inc.................     1,684       24,991       0.0%
*   Hallmark Financial Services, Inc.................    20,834      230,841       0.0%
#   Hanover Insurance Group, Inc. (The)..............    88,829    6,091,005       0.1%
    Hartford Financial Services Group, Inc. (The)....   320,787   13,078,486       0.3%
    HCC Insurance Holdings, Inc......................    17,700    1,008,192       0.0%
    Heartland Financial USA, Inc.....................       465       16,001       0.0%
    HF Financial Corp................................       400        5,836       0.0%
*   Hilltop Holdings, Inc............................    26,171      526,299       0.0%
    Hingham Institution for Savings..................       500       55,400       0.0%
*   HMN Financial, Inc...............................     3,456       40,815       0.0%
    Home Bancorp, Inc................................       719       15,566       0.0%
    HopFed Bancorp, Inc..............................     6,781       88,085       0.0%
    Horace Mann Educators Corp.......................    58,206    1,977,258       0.1%
    Hudson City Bancorp, Inc.........................    28,191      262,176       0.0%
    Huntington Bancshares, Inc.......................    70,847      769,398       0.0%
    Iberiabank Corp..................................       697       43,430       0.0%
#*  Imperial Holdings, Inc...........................     2,882       19,252       0.0%
#   Independence Holding Co..........................    21,165      263,293       0.0%
    Infinity Property & Casualty Corp................    15,800    1,171,570       0.0%
    Intercontinental Exchange, Inc...................     1,479      332,080       0.0%
    International Bancshares Corp....................       800       20,784       0.0%
*   Investment Technology Group, Inc.................    23,677      674,558       0.0%
    Investors Title Co...............................     1,169       86,296       0.0%
    Janus Capital Group, Inc.........................    24,840      444,636       0.0%
    JPMorgan Chase & Co.............................. 2,076,333  131,348,826       2.4%
    Kemper Corp......................................    49,103    1,849,710       0.0%
    Kentucky First Federal Bancorp...................     2,400       19,704       0.0%
    KeyCorp..........................................   526,210    7,603,735       0.2%
    Lakeland Bancorp, Inc............................     8,740       99,199       0.0%
    Landmark Bancorp, Inc............................     2,066       53,344       0.0%
    Legg Mason, Inc..................................    70,736    3,724,250       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Financials -- (Continued)
#*  LendingTree, Inc............................     5,635 $   310,094       0.0%
    Leucadia National Corp......................    35,258     838,083       0.0%
    Lincoln National Corp.......................   360,493  20,364,250       0.4%
    LNB Bancorp, Inc............................    13,395     240,842       0.0%
    Loews Corp..................................   243,798  10,151,749       0.2%
    Louisiana Bancorp, Inc......................     5,606     116,661       0.0%
#   M&T Bank Corp...............................     4,241     507,520       0.0%
#   Macatawa Bank Corp..........................    18,892      99,183       0.0%
#   Maiden Holdings, Ltd........................     5,792      84,158       0.0%
    MainSource Financial Group, Inc.............    45,000     866,250       0.0%
*   Markel Corp.................................       101      74,805       0.0%
    Marlin Business Services Corp...............    14,241     284,393       0.0%
    MB Financial, Inc...........................    19,678     592,898       0.0%
*   MBIA, Inc...................................    82,267     719,836       0.0%
*   MBT Financial Corp..........................    24,724     141,916       0.0%
    Meadowbrook Insurance Group, Inc............    26,353     225,055       0.0%
    Mercantile Bank Corp........................     4,422      87,644       0.0%
    Meta Financial Group, Inc...................     1,083      44,306       0.0%
    MetLife, Inc................................ 1,125,923  57,748,591       1.1%
    Metro Bancorp, Inc..........................    26,598     681,973       0.0%
#*  MGIC Investment Corp........................    72,733     757,878       0.0%
#   MidWestOne Financial Group, Inc.............       346      10,121       0.0%
#   Montpelier Re Holdings, Ltd.................    38,746   1,476,610       0.0%
    Morgan Stanley.............................. 1,476,248  55,078,813       1.0%
    MutualFirst Financial, Inc..................     2,300      49,565       0.0%
    NASDAQ OMX Group, Inc. (The)................    42,129   2,048,733       0.1%
    National Penn Bancshares, Inc...............     1,071      11,138       0.0%
    National Western Life Insurance Co. Class A.       900     215,649       0.0%
*   Navigators Group, Inc. (The)................     3,685     287,614       0.0%
    New Hampshire Thrift Bancshares, Inc........     3,667      57,022       0.0%
#   New York Community Bancorp, Inc.............    54,969     944,917       0.0%
#   NewBridge Bancorp...........................    11,413      91,875       0.0%
#*  NewStar Financial, Inc......................    41,166     473,409       0.0%
    Northeast Community Bancorp, Inc............    17,190     130,472       0.0%
    Northrim BanCorp, Inc.......................     5,734     142,891       0.0%
    OFG Bancorp.................................    30,191     425,391       0.0%
#   Old Republic International Corp.............   211,409   3,232,444       0.1%
    Oppenheimer Holdings, Inc. Class A..........     3,097      73,987       0.0%
*   Pacific Mercantile Bancorp..................    16,236     116,737       0.0%
#   PacWest Bancorp.............................     1,076      48,528       0.0%
    Park Sterling Corp..........................     3,253      21,795       0.0%
    PartnerRe, Ltd..............................    52,224   6,684,672       0.1%
#   People's United Financial, Inc..............    68,700   1,038,057       0.0%
    Peoples Bancorp of North Carolina, Inc......       250       4,625       0.0%
    Peoples Bancorp, Inc........................    15,923     369,254       0.0%
#*  PHH Corp....................................    76,841   1,930,246       0.0%
#*  Phoenix Cos., Inc. (The)....................     2,631      89,743       0.0%
    Pinnacle Financial Partners, Inc............    23,924   1,139,979       0.0%
*   Piper Jaffray Cos...........................       312      15,740       0.0%
    PNC Financial Services Group, Inc. (The)....    88,065   8,078,202       0.2%
*   Popular, Inc................................    56,536   1,833,462       0.0%
#*  PRA Group, Inc..............................    28,203   1,544,819       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
 Financials -- (Continued)
     Premier Financial Bancorp, Inc.....     4,434 $    66,022       0.0%
     Principal Financial Group, Inc.....   218,754  11,182,704       0.2%
     Provident Financial Holdings, Inc..       544       9,003       0.0%
 #   Provident Financial Services, Inc..    21,059     379,062       0.0%
     Prudential Financial, Inc..........   497,625  40,606,200       0.8%
     Pulaski Financial Corp.............     4,550      60,151       0.0%
 #   Radian Group, Inc..................   161,945   2,892,338       0.1%
     Regions Financial Corp............. 1,302,555  12,804,116       0.3%
     Reinsurance Group of America, Inc..   169,166  15,498,989       0.3%
     RenaissanceRe Holdings, Ltd........    12,667   1,298,241       0.0%
 #   Renasant Corp......................    42,102   1,250,850       0.0%
 #*  Republic First Bancorp, Inc........     2,174       7,826       0.0%
     Resource America, Inc. Class A.....    21,051     179,776       0.0%
     Riverview Bancorp, Inc.............     1,682       7,451       0.0%
     Safety Insurance Group, Inc........    26,197   1,523,356       0.0%
 #   Sandy Spring Bancorp, Inc..........     9,125     237,798       0.0%
 *   Select Bancorp, Inc................       600       4,230       0.0%
     Selective Insurance Group, Inc.....    45,200   1,217,688       0.0%
     SI Financial Group, Inc............     5,661      68,328       0.0%
 #   South State Corp...................     8,549     578,938       0.0%
 *   Southern First Bancshares, Inc.....     1,216      21,888       0.0%
     Southwest Bancorp, Inc.............    16,974     292,462       0.0%
     StanCorp Financial Group, Inc......    15,636   1,127,043       0.0%
     State Auto Financial Corp..........    15,100     356,662       0.0%
     State Street Corp..................    12,833     989,681       0.0%
     Sterling Bancorp...................    70,552     915,765       0.0%
     Stewart Information Services Corp..    12,271     447,892       0.0%
 #*  Stratus Properties, Inc............     3,069      41,754       0.0%
     Suffolk Bancorp....................       205       4,912       0.0%
     SunTrust Banks, Inc................   291,865  12,112,398       0.2%
     Susquehanna Bancshares, Inc........    97,547   1,311,032       0.0%
     Symetra Financial Corp.............    20,319     482,576       0.0%
 #   Synovus Financial Corp.............    22,796     630,537       0.0%
     Timberland Bancorp, Inc............     2,500      26,000       0.0%
 #   Torchmark Corp.....................     7,000     392,770       0.0%
     Travelers Cos., Inc. (The).........   132,163  13,363,001       0.3%
     Trico Bancshares...................       854      19,915       0.0%
 #   Trustmark Corp.....................     4,194      99,817       0.0%
     Umpqua Holdings Corp...............    34,932     594,193       0.0%
 *   Unico American Corp................     1,900      20,140       0.0%
 #   Union Bankshares Corp..............    37,042     806,034       0.0%
 #   United Bankshares, Inc.............    12,121     455,507       0.0%
     United Financial Bancorp, Inc......     9,193     117,211       0.0%
     United Fire Group, Inc.............    26,987     806,102       0.0%
 *   United Security Bancshares.........       408       2,064       0.0%
     Unity Bancorp, Inc.................     3,636      33,669       0.0%
     Unum Group.........................   517,445  17,675,921       0.3%
     Validus Holdings, Ltd..............     8,958     374,713       0.0%
 #   Valley National Bancorp............       768       7,242       0.0%
     Voya Financial, Inc................    14,373     608,553       0.0%
     Washington Federal, Inc............     1,243      26,849       0.0%
     Waterstone Financial, Inc..........     1,426      18,167       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                PERCENTAGE
                                                      SHARES       VALUE+     OF NET ASSETS**
                                                     --------- -------------- ---------------
Financials -- (Continued)
    Wells Fargo & Co................................    68,870 $    3,794,737       0.1%
    WesBanco, Inc...................................    31,678        998,174       0.0%
#   West Bancorporation, Inc........................    13,957        264,625       0.0%
    Westfield Financial, Inc........................    10,811         83,785       0.0%
#   Wintrust Financial Corp.........................    24,224      1,180,678       0.0%
#   WR Berkley Corp.................................     5,305        259,892       0.0%
    XL Group P.L.C..................................   240,766      8,927,603       0.2%
#   Zions Bancorporation............................    53,325      1,510,964       0.0%
                                                               --------------      ----
Total Financials....................................            1,025,149,242      18.9%
                                                               --------------      ----
Health Care -- (10.5%)
    Aceto Corp......................................    31,686        614,075       0.0%
*   Actavis P.L.C...................................    30,665      8,673,902       0.2%
*   Addus HomeCare Corp.............................     2,044         54,861       0.0%
    Aetna, Inc......................................   558,462     59,682,834       1.1%
*   Affymetrix, Inc.................................    42,297        513,063       0.0%
#*  Albany Molecular Research, Inc..................    34,587        624,641       0.0%
*   Alere, Inc......................................    45,800      2,174,584       0.1%
#*  Amedisys, Inc...................................    19,727        548,608       0.0%
*   AMN Healthcare Services, Inc....................     8,600        196,166       0.0%
#*  Amsurg Corp.....................................    30,743      1,928,201       0.1%
#   Analogic Corp...................................     2,988        252,486       0.0%
#*  AngioDynamics, Inc..............................    14,354        239,568       0.0%
#*  Anika Therapeutics, Inc.........................    14,671        500,575       0.0%
    Anthem, Inc.....................................   504,640     76,165,315       1.4%
*   Arrhythmia Research Technology, Inc.............     1,200          8,196       0.0%
#*  BioScrip, Inc...................................    36,570        171,879       0.0%
*   BioTelemetry, Inc...............................     5,328         42,677       0.0%
*   Boston Scientific Corp.......................... 1,204,199     21,458,826       0.4%
#*  Brookdale Senior Living, Inc....................     4,785        173,361       0.0%
*   Cambrex Corp....................................    43,567      1,676,894       0.0%
#*  Capital Senior Living Corp......................    54,559      1,427,809       0.0%
    Cigna Corp......................................    42,954      5,353,787       0.1%
*   Community Health Systems, Inc...................   105,314      5,653,256       0.1%
    CONMED Corp.....................................    43,239      2,171,895       0.1%
    Cooper Cos., Inc. (The).........................    13,956      2,485,145       0.1%
*   Cross Country Healthcare, Inc...................     7,595         84,305       0.0%
    CryoLife, Inc...................................    17,502        178,520       0.0%
*   Cumberland Pharmaceuticals, Inc.................    23,319        152,973       0.0%
*   Cutera, Inc.....................................    23,864        325,028       0.0%
*   Cynosure, Inc. Class A..........................     8,077        269,933       0.0%
    Digirad Corp....................................    29,111        122,557       0.0%
*   Emergent Biosolutions, Inc......................     8,678        257,650       0.0%
#*  Enzo Biochem, Inc...............................    41,397        115,912       0.0%
*   Exactech, Inc...................................     3,390         74,072       0.0%
#*  Express Scripts Holding Co......................   501,076     43,292,966       0.8%
*   Five Star Quality Care, Inc.....................    28,953        123,050       0.0%
*   Genesis Healthcare, Inc.........................     9,380         64,816       0.0%
*   Greatbatch, Inc.................................    41,672      2,246,954       0.1%
#*  Hanger, Inc.....................................    16,897        377,479       0.0%
#*  Harvard Apparatus Regenerative Technology, Inc..     3,969         10,716       0.0%
*   Harvard Bioscience, Inc.........................    32,107        178,194       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Health Care -- (Continued)
*           Health Net, Inc...................    44,958 $  2,367,039       0.1%
*           Healthways, Inc...................    46,297      805,568       0.0%
#*          Hologic, Inc......................   305,036   10,291,915       0.2%
            Humana, Inc.......................   236,814   39,216,398       0.7%
*           Impax Laboratories, Inc...........     4,700      212,722       0.0%
            Invacare Corp.....................     7,330      147,113       0.0%
            Kewaunee Scientific Corp..........     1,631       25,541       0.0%
            Kindred Healthcare, Inc...........    56,891    1,305,648       0.0%
#*          Lannett Co., Inc..................     3,649      209,817       0.0%
            LeMaitre Vascular, Inc............     5,100       46,206       0.0%
*           LHC Group, Inc....................     1,418       45,461       0.0%
*           LifePoint Hospitals, Inc..........    82,208    6,155,735       0.1%
*           Magellan Health, Inc..............    17,899    1,133,007       0.0%
*           MedAssets, Inc....................    44,682      904,364       0.0%
(degrees)*  MedCath Corp......................    29,240           --       0.0%
*           Merit Medical Systems, Inc........    13,395      259,997       0.0%
*           Misonix, Inc......................     4,083       53,201       0.0%
*           Molina Healthcare, Inc............    24,941    1,477,255       0.0%
#           National Healthcare Corp..........     6,484      410,437       0.0%
*           Natus Medical, Inc................    15,698      591,972       0.0%
*           NuVasive, Inc.....................     2,045       91,473       0.0%
            Omnicare, Inc.....................   197,388   17,366,196       0.3%
*           Omnicell, Inc.....................    35,405    1,257,940       0.0%
            PerkinElmer, Inc..................    76,500    3,921,390       0.1%
            Pfizer, Inc....................... 4,178,729  141,784,275       2.6%
*           PharMerica Corp...................    33,305      954,521       0.0%
#*          Prestige Brands Holdings, Inc.....   111,489    4,375,943       0.1%
#*          Repligen Corp.....................    21,271      627,707       0.0%
*           RTI Surgical, Inc.................    73,086      409,282       0.0%
*           Sciclone Pharmaceuticals, Inc.....    13,028      106,439       0.0%
            Select Medical Holdings Corp......    42,204      614,068       0.0%
*           SunLink Health Systems, Inc.......     1,750        2,660       0.0%
*           SurModics, Inc....................     5,593      141,055       0.0%
*           Symmetry Surgical, Inc............    19,262      148,895       0.0%
#           Teleflex, Inc.....................    37,223    4,576,940       0.1%
            Thermo Fisher Scientific, Inc.....   499,520   62,779,674       1.2%
*           Triple-S Management Corp. Class B.    20,684      387,204       0.0%
            UnitedHealth Group, Inc...........    89,716    9,994,362       0.2%
#*          Universal American Corp...........    84,328      842,437       0.0%
*           VCA, Inc..........................    69,140    3,524,066       0.1%
#*          WellCare Health Plans, Inc........    18,375    1,422,776       0.0%
#*          Wright Medical Group, Inc.........    32,357      820,897       0.0%
            Zoetis, Inc.......................   805,208   35,767,339       0.7%
                                                         ------------      ----
Total Health Care.............................            598,244,664      11.1%
                                                         ------------      ----
Industrials -- (13.3%)
            AAR Corp..........................    32,906      995,077       0.0%
            ABM Industries, Inc...............    64,500    2,067,225       0.1%
            Acme United Corp..................     1,030       19,029       0.0%
            Actuant Corp. Class A.............    44,986    1,071,567       0.0%
#*          Adept Technology, Inc.............    20,476      125,108       0.0%
#           ADT Corp. (The)...................   197,193    7,414,457       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
#*  AECOM.......................................    55,835 $ 1,762,153       0.0%
*   Aegion Corp.................................    59,658   1,098,900       0.0%
#*  Aerovironment, Inc..........................    35,065     897,664       0.0%
#   AGCO Corp...................................    58,973   3,037,699       0.1%
*   Air Transport Services Group, Inc...........     6,308      58,791       0.0%
    Alamo Group, Inc............................    22,751   1,405,557       0.0%
    Alaska Air Group, Inc.......................   105,252   6,742,443       0.1%
    Albany International Corp. Class A..........    20,551     805,599       0.0%
    Allegion P.L.C..............................    71,036   4,343,851       0.1%
    AMERCO......................................    29,431   9,477,959       0.2%
#*  Ameresco, Inc. Class A......................       981       6,592       0.0%
#   American Railcar Industries, Inc............    20,003   1,060,959       0.0%
    Apogee Enterprises, Inc.....................    36,374   1,914,000       0.1%
    ArcBest Corp................................    12,135     433,219       0.0%
    Argan, Inc..................................        21         679       0.0%
#   Astec Industries, Inc.......................    22,925     964,684       0.0%
#*  Atlas Air Worldwide Holdings, Inc...........    36,746   1,791,000       0.0%
*   Avis Budget Group, Inc......................    94,608   5,122,077       0.1%
#   Baltic Trading, Ltd.........................        40          57       0.0%
    Barnes Group, Inc...........................    36,400   1,459,640       0.0%
    Barrett Business Services, Inc..............    12,955     576,109       0.0%
*   BlueLinx Holdings, Inc......................    17,052      18,246       0.0%
    Brady Corp. Class A.........................    38,500   1,025,255       0.0%
#   Briggs & Stratton Corp......................    41,033     802,195       0.0%
#*  Builders FirstSource, Inc...................    12,182     155,442       0.0%
*   CAI International, Inc......................    17,082     406,893       0.0%
*   Casella Waste Systems, Inc. Class A.........     5,201      28,501       0.0%
#*  CBIZ, Inc...................................    38,149     344,867       0.0%
    CDI Corp....................................    30,600     417,384       0.0%
    Ceco Environmental Corp.....................     3,773      44,484       0.0%
    Celadon Group, Inc..........................    24,642     636,749       0.0%
#   Chicago Rivet & Machine Co..................       700      21,406       0.0%
    CIRCOR International, Inc...................    10,019     547,438       0.0%
    Columbus McKinnon Corp......................    17,542     444,865       0.0%
    Comfort Systems USA, Inc....................    44,560     921,946       0.0%
    Compx International, Inc....................       500       5,815       0.0%
    Courier Corp................................     8,245     200,189       0.0%
#   Covanta Holding Corp........................    94,292   1,913,185       0.1%
*   Covenant Transportation Group, Inc. Class A.     7,080     215,728       0.0%
*   CPI Aerostructures, Inc.....................     4,626      51,048       0.0%
*   CRA International, Inc......................     7,613     222,300       0.0%
    CSX Corp.................................... 1,242,950  44,858,065       0.8%
    Curtiss-Wright Corp.........................    46,353   3,386,550       0.1%
#*  DigitalGlobe, Inc...........................    21,971     706,807       0.0%
    Douglas Dynamics, Inc.......................    30,234     657,589       0.0%
*   Ducommun, Inc...............................    16,645     506,008       0.0%
*   Dycom Industries, Inc.......................    39,867   1,833,085       0.1%
#   Dynamic Materials Corp......................     1,436      19,228       0.0%
    Eastern Co. (The)...........................    10,193     203,452       0.0%
    Eaton Corp. P.L.C...........................    98,845   6,793,617       0.1%
    EMCOR Group, Inc............................    50,540   2,255,600       0.1%
    Encore Wire Corp............................    19,966     898,670       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Industrials -- (Continued)
#*  Energy Recovery, Inc......................     1,783 $      5,296       0.0%
    EnerSys...................................    43,239    2,935,928       0.1%
    Engility Holdings, Inc....................     7,988      222,626       0.0%
    Ennis, Inc................................    48,483      745,669       0.0%
    EnPro Industries, Inc.....................    17,635    1,128,816       0.0%
    ESCO Technologies, Inc....................    17,601      645,957       0.0%
    Espey Manufacturing & Electronics Corp....     1,671       46,621       0.0%
#*  Esterline Technologies Corp...............    44,968    5,004,489       0.1%
    Exelis, Inc...............................    73,253    1,796,164       0.0%
    Federal Signal Corp.......................    65,358    1,027,428       0.0%
    FedEx Corp................................   142,324   24,133,881       0.5%
    Fortune Brands Home & Security, Inc.......   149,626    6,673,320       0.1%
*   Franklin Covey Co.........................     3,046       56,777       0.0%
    FreightCar America, Inc...................     9,404      245,350       0.0%
#*  FTI Consulting, Inc.......................    25,736    1,058,007       0.0%
*   Furmanite Corp............................    31,044      226,621       0.0%
    G&K Services, Inc. Class A................    29,714    2,097,808       0.1%
#   GATX Corp.................................    65,445    3,560,208       0.1%
#*  Gencor Industries, Inc....................     8,766       82,137       0.0%
    General Dynamics Corp.....................    28,674    3,937,514       0.1%
    General Electric Co....................... 5,637,788  152,671,299       2.8%
#*  Genesee & Wyoming, Inc. Class A...........     1,200      111,540       0.0%
*   Gibraltar Industries, Inc.................    24,203      400,802       0.0%
*   GP Strategies Corp........................    18,583      605,620       0.0%
    Granite Construction, Inc.................    27,179      943,383       0.0%
*   Great Lakes Dredge & Dock Corp............    69,820      404,956       0.0%
#   Greenbrier Cos., Inc. (The)...............    22,451    1,295,198       0.0%
#   Griffon Corp..............................    67,323    1,131,700       0.0%
    H&E Equipment Services, Inc...............    59,629    1,474,029       0.0%
*   Hawaiian Holdings, Inc....................    18,070      417,056       0.0%
    Heidrick & Struggles International, Inc...    18,234      438,710       0.0%
*   Hertz Global Holdings, Inc................   278,411    5,802,085       0.1%
#*  Hill International, Inc...................    27,154      104,543       0.0%
    Huntington Ingalls Industries, Inc........    47,666    6,272,369       0.1%
    Hurco Cos., Inc...........................     7,910      255,968       0.0%
*   Huron Consulting Group, Inc...............     4,001      242,541       0.0%
    Hyster-Yale Materials Handling, Inc.......    12,246      898,122       0.0%
*   ICF International, Inc....................    31,660    1,218,910       0.0%
    Ingersoll-Rand P.L.C......................   213,109   14,031,097       0.3%
#   Insteel Industries, Inc...................    17,578      356,130       0.0%
#   International Shipholding Corp............     7,348       80,681       0.0%
#*  JetBlue Airways Corp......................   324,893    6,670,053       0.1%
    Kadant, Inc...............................     5,786      294,855       0.0%
    KAR Auction Services, Inc.................    18,100      673,501       0.0%
#   KBR, Inc..................................     3,600       62,892       0.0%
    Kennametal, Inc...........................     1,000       35,410       0.0%
*   Key Technology, Inc.......................     3,199       42,227       0.0%
    Kimball International, Inc. Class B.......    31,258      316,331       0.0%
    Korn/Ferry International..................    33,148    1,045,156       0.0%
#*  Kratos Defense & Security Solutions, Inc..     2,711       14,829       0.0%
    L-3 Communications Holdings, Inc..........   100,470   11,545,008       0.2%
*   Lawson Products, Inc......................     8,847      207,462       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Industrials -- (Continued)
    LB Foster Co. Class A...................   6,682 $   285,522       0.0%
#*  LMI Aerospace, Inc......................  13,807     155,881       0.0%
    LS Starrett Co. (The) Class A...........   4,097      77,433       0.0%
    LSI Industries, Inc.....................  27,715     248,326       0.0%
*   Lydall, Inc.............................  14,605     391,998       0.0%
#   Manpowergroup, Inc......................  22,886   1,952,862       0.1%
#   Marten Transport, Ltd...................  47,782   1,063,627       0.0%
    Matson, Inc.............................  62,316   2,523,798       0.1%
    Matthews International Corp. Class A....  12,387     601,141       0.0%
    McGrath RentCorp........................  17,552     581,147       0.0%
*   Mfri, Inc...............................   8,900      52,777       0.0%
    Miller Industries, Inc..................  20,099     449,816       0.0%
#   Mobile Mini, Inc........................  54,461   2,098,927       0.1%
*   Moog, Inc. Class A......................  35,339   2,469,489       0.1%
    Mueller Industries, Inc.................  30,912   1,083,156       0.0%
    Mueller Water Products, Inc. Class A.... 185,957   1,740,558       0.0%
    Multi-Color Corp........................     308      19,336       0.0%
*   MYR Group, Inc..........................  19,582     574,144       0.0%
#   National Presto Industries, Inc.........     571      35,733       0.0%
*   Navigant Consulting, Inc................  12,297     177,815       0.0%
    Nielsen NV..............................  16,256     730,545       0.0%
#*  NL Industries, Inc......................  50,651     373,298       0.0%
#   NN, Inc.................................  18,396     462,843       0.0%
#   Norfolk Southern Corp................... 545,229  54,986,345       1.0%
    Northrop Grumman Corp................... 337,038  51,917,334       1.0%
*   Northwest Pipe Co.......................   6,690     162,166       0.0%
#*  NOW, Inc................................  62,737   1,499,414       0.0%
*   On Assignment, Inc......................  53,951   1,815,451       0.1%
    Orbital ATK, Inc........................  56,610   4,141,588       0.1%
#*  Orion Energy Systems, Inc...............   1,043       3,150       0.0%
#   Oshkosh Corp............................  14,466     778,849       0.0%
    Owens Corning........................... 149,300   5,771,938       0.1%
*   PAM Transportation Services, Inc........  19,428   1,138,287       0.0%
    Pentair P.L.C........................... 117,934   7,329,598       0.2%
#   Powell Industries, Inc..................   7,529     249,887       0.0%
#*  PowerSecure International, Inc..........  19,459     255,107       0.0%
#   Precision Castparts Corp................   6,312   1,304,627       0.0%
    Providence and Worcester Railroad Co....     850      15,657       0.0%
    Quad/Graphics, Inc......................   2,390      51,481       0.0%
    Quanex Building Products Corp...........  21,431     413,618       0.0%
*   Quanta Services, Inc.................... 168,307   4,865,755       0.1%
    Raytheon Co.............................  96,954  10,083,216       0.2%
    RCM Technologies, Inc...................  20,293     125,208       0.0%
    Regal-Beloit Corp.......................  16,070   1,256,674       0.0%
*   Republic Airways Holdings, Inc..........  48,736     596,529       0.0%
    Republic Services, Inc.................. 429,755  17,460,946       0.3%
    Resources Connection, Inc...............  25,955     409,051       0.0%
*   Roadrunner Transportation Systems, Inc..     879      21,509       0.0%
*   Rush Enterprises, Inc. Class A..........  32,603     852,242       0.0%
*   Rush Enterprises, Inc. Class B..........  18,522     455,826       0.0%
    Ryder System, Inc.......................  89,844   8,567,524       0.2%
*   Saia, Inc...............................   8,925     363,694       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                            ------- ------------ ---------------
Industrials -- (Continued)
#   SIFCO Industries, Inc..................   6,623 $     96,497       0.0%
#   SkyWest, Inc...........................  38,506      525,607       0.0%
*   SL Industries, Inc.....................     300       12,459       0.0%
    Southwest Airlines Co.................. 645,761   26,192,066       0.5%
*   Sparton Corp...........................   9,132      235,332       0.0%
    SPX Corp...............................  12,803      985,831       0.0%
    Standex International Corp.............  22,341    1,806,717       0.1%
    Stanley Black & Decker, Inc............ 154,919   15,290,505       0.3%
    Steelcase, Inc. Class A................  55,469      974,590       0.0%
    Supreme Industries, Inc. Class A.......   1,433       11,206       0.0%
#*  TAL International Group, Inc...........  24,053      927,003       0.0%
#   Terex Corp.............................  27,578      757,292       0.0%
    Tetra Tech, Inc........................  45,222    1,225,968       0.0%
*   Titan Machinery, Inc...................   2,883       42,236       0.0%
*   TRC Cos., Inc..........................  23,870      178,309       0.0%
    Trinity Industries, Inc................ 183,814    4,979,521       0.1%
#   Triumph Group, Inc.....................  57,456    3,403,693       0.1%
*   Tutor Perini Corp......................  33,844      717,493       0.0%
    Twin Disc, Inc.........................     900       16,191       0.0%
    Tyco International P.L.C............... 240,619    9,475,576       0.2%
*   Ultralife Corp.........................   3,309       13,501       0.0%
    UniFirst Corp..........................  18,705    2,117,967       0.1%
    Union Pacific Corp..................... 888,128   94,345,837       1.8%
    United Stationers, Inc.................  24,021      975,493       0.0%
#   Universal Forest Products, Inc.........  31,800    1,759,176       0.0%
*   USA Truck, Inc.........................  15,105      370,979       0.0%
*   Vectrus, Inc...........................   4,069      104,004       0.0%
#*  Veritiv Corp...........................   9,437      375,026       0.0%
*   Versar, Inc............................   5,526       20,501       0.0%
    Viad Corp..............................  27,114      720,419       0.0%
*   Virco Manufacturing Corp...............  12,601       33,519       0.0%
    VSE Corp...............................     305       21,698       0.0%
    Waste Connections, Inc.................   2,800      132,748       0.0%
    Watts Water Technologies, Inc. Class A.  53,615    2,924,698       0.1%
    Werner Enterprises, Inc................  34,105      916,401       0.0%
#*  Wesco Aircraft Holdings, Inc...........   6,228       97,655       0.0%
#*  WESCO International, Inc...............  11,687      843,100       0.0%
#*  Willdan Group, Inc.....................   1,000       14,210       0.0%
*   Willis Lease Finance Corp..............   6,713      127,547       0.0%
*   XPO Logistics, Inc.....................  12,216      592,476       0.0%
                                                    ------------      ----
Total Industrials..........................          760,293,672      14.0%
                                                    ------------      ----
Information Technology -- (7.2%)
    Activision Blizzard, Inc............... 982,162   22,408,026       0.4%
*   Actua Corp.............................   1,184       17,132       0.0%
*   Acxiom Corp............................   7,769      135,647       0.0%
*   Advanced Energy Industries, Inc........  47,985    1,173,713       0.0%
#*  Agilysys, Inc..........................  16,899      159,020       0.0%
*   Alpha & Omega Semiconductor, Ltd.......     419        3,432       0.0%
*   Amtech Systems, Inc....................   6,195       77,437       0.0%
#*  ANADIGICS, Inc.........................  33,721       44,512       0.0%
*   AOL, Inc............................... 105,592    4,213,121       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Information Technology -- (Continued)
*   ARRIS Group, Inc.........................   140,787 $ 4,741,002       0.1%
*   Arrow Electronics, Inc...................   182,170  10,877,371       0.2%
    Astro-Med, Inc...........................     6,285      88,304       0.0%
    Avnet, Inc...............................   139,400   5,942,622       0.1%
    AVX Corp.................................   172,540   2,375,876       0.1%
    Aware, Inc...............................    14,326      60,169       0.0%
*   Axcelis Technologies, Inc................       700       1,764       0.0%
*   AXT, Inc.................................    20,506      48,804       0.0%
    Bel Fuse, Inc. Class A...................     3,874      79,417       0.0%
    Bel Fuse, Inc. Class B...................    14,525     298,198       0.0%
*   Benchmark Electronics, Inc...............    90,361   2,126,194       0.1%
    Black Box Corp...........................    26,448     526,315       0.0%
*   Blackhawk Network Holdings, Inc. Class B.    25,926     951,743       0.0%
#*  Blucora, Inc.............................    81,156   1,109,403       0.0%
    Brocade Communications Systems, Inc......   461,513   5,215,097       0.1%
    Brooks Automation, Inc...................    50,847     547,114       0.0%
*   Bsquare Corp.............................     4,065      17,154       0.0%
*   CACI International, Inc. Class A.........    24,830   2,190,999       0.1%
*   Calix, Inc...............................    16,027     118,440       0.0%
*   Cascade Microtech, Inc...................    24,071     319,181       0.0%
    Checkpoint Systems, Inc..................    27,235     282,155       0.0%
*   CIBER, Inc...............................    34,165     120,602       0.0%
    Cisco Systems, Inc.......................   918,740  26,487,274       0.5%
    Cohu, Inc................................    28,915     302,740       0.0%
    Communications Systems, Inc..............    12,612     141,507       0.0%
    Computer Sciences Corp...................   205,559  13,248,278       0.3%
    Comtech Telecommunications Corp..........    15,569     449,944       0.0%
    Concurrent Computer Corp.................    13,740      83,814       0.0%
#   Convergys Corp...........................   197,364   4,476,216       0.1%
*   CoreLogic, Inc...........................    96,545   3,775,875       0.1%
    Corning, Inc............................. 1,201,485  25,147,081       0.5%
#*  Cray, Inc................................    12,866     361,406       0.0%
    CSP, Inc.................................     2,414      17,839       0.0%
    CTS Corp.................................    66,936   1,200,832       0.0%
#*  CyberOptics Corp.........................     9,134      96,090       0.0%
*   Cypress Semiconductor Corp...............    52,022     692,933       0.0%
*   Datalink Corp............................    30,208     349,204       0.0%
*   Digi International, Inc..................    27,638     279,144       0.0%
*   Diodes, Inc..............................     4,709     125,824       0.0%
*   DSP Group, Inc...........................    46,713     531,594       0.0%
    EarthLink Holdings Corp..................    83,735     396,067       0.0%
*   EchoStar Corp. Class A...................    23,551   1,177,550       0.0%
*   Edgewater Technology, Inc................    13,603      95,901       0.0%
    Electro Rent Corp........................    34,152     370,208       0.0%
    Electro Scientific Industries, Inc.......     6,085      34,685       0.0%
*   Electronics for Imaging, Inc.............    58,110   2,424,930       0.1%
#*  Emcore Corp..............................       744       4,055       0.0%
#*  EnerNOC, Inc.............................    13,197     145,827       0.0%
*   Entegris, Inc............................       300       3,993       0.0%
    EPIQ Systems, Inc........................    23,453     420,043       0.0%
*   ePlus, Inc...............................     8,745     725,485       0.0%
#*  Euronet Worldwide, Inc...................    23,278   1,361,297       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                  --------- ----------- ---------------
Information Technology -- (Continued)
*   Exar Corp....................................    51,341 $   506,736       0.0%
#*  Fabrinet.....................................     4,055      73,436       0.0%
*   Fairchild Semiconductor International, Inc...   118,008   2,143,615       0.1%
    Fidelity National Information Services, Inc..   151,857   9,489,544       0.2%
#*  Finisar Corp.................................    61,526   1,250,824       0.0%
*   First Solar, Inc.............................    28,266   1,686,632       0.0%
*   FormFactor, Inc..............................    30,568     243,627       0.0%
*   Frequency Electronics, Inc...................    16,953     215,473       0.0%
#*  GSE Systems, Inc.............................    17,638      26,457       0.0%
#*  GSI Technology, Inc..........................     5,863      31,015       0.0%
    Hackett Group, Inc. (The)....................    53,321     511,882       0.0%
*   Harmonic, Inc................................    22,962     160,964       0.0%
    Hewlett-Packard Co...........................   810,974  26,737,813       0.5%
#*  Hutchinson Technology, Inc...................    22,425      52,923       0.0%
    IAC/InterActiveCorp..........................   125,298   8,748,306       0.2%
*   ID Systems, Inc..............................    17,291     121,210       0.0%
#*  Identiv, Inc.................................     1,017       9,895       0.0%
*   Ingram Micro, Inc. Class A...................   277,679   6,986,404       0.1%
*   Insight Enterprises, Inc.....................    42,100   1,204,902       0.0%
*   Integrated Device Technology, Inc............   177,893   3,235,874       0.1%
    Integrated Silicon Solution, Inc.............    42,178     782,402       0.0%
    Intel Corp................................... 1,067,573  34,749,501       0.7%
#*  Internap Corp................................    32,386     304,428       0.0%
*   Interphase Corp..............................     2,999       3,929       0.0%
    Intersil Corp. Class A.......................   119,798   1,599,303       0.0%
#*  Intevac, Inc.................................     4,144      20,057       0.0%
*   IntriCon Corp................................     2,835      21,971       0.0%
#*  Itron, Inc...................................    33,397   1,197,616       0.0%
    IXYS Corp....................................     3,055      34,552       0.0%
    Juniper Networks, Inc........................   212,100   5,605,803       0.1%
*   Key Tronic Corp..............................    17,623     210,595       0.0%
*   Kimball Electronics, Inc.....................    23,443     299,836       0.0%
*   Kulicke & Soffa Industries, Inc..............    71,688   1,083,206       0.0%
*   KVH Industries, Inc..........................    35,149     474,160       0.0%
#*  Lattice Semiconductor Corp...................   108,469     643,221       0.0%
    Leidos Holdings, Inc.........................    10,850     451,794       0.0%
#   Lexmark International, Inc. Class A..........    35,849   1,591,337       0.0%
*   Limelight Networks, Inc......................    18,463      68,313       0.0%
    ManTech International Corp. Class A..........     2,048      59,863       0.0%
    Marvell Technology Group, Ltd................   166,418   2,331,516       0.1%
#*  Maxwell Technologies, Inc....................     2,521      14,118       0.0%
    Mentor Graphics Corp.........................    35,620     852,387       0.0%
*   Mercury Systems, Inc.........................     2,055      28,380       0.0%
    Methode Electronics, Inc.....................    79,272   3,365,889       0.1%
#*  Micron Technology, Inc.......................   758,908  21,348,082       0.4%
    MKS Instruments, Inc.........................    61,200   2,130,372       0.1%
    MOCON, Inc...................................       700      12,180       0.0%
#*  ModusLink Global Solutions, Inc..............    68,955     241,342       0.0%
    NCI, Inc. Class A............................       686       6,997       0.0%
#*  NETGEAR, Inc.................................       428      12,956       0.0%
*   Newport Corp.................................    64,756   1,234,897       0.0%
*   Novatel Wireless, Inc........................    22,113     134,005       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   OmniVision Technologies, Inc.............  37,132 $1,035,797       0.0%
    Optical Cable Corp.......................  10,793     43,928       0.0%
*   PAR Technology Corp......................  15,130     62,033       0.0%
    Park Electrochemical Corp................   1,642     35,664       0.0%
    PC Connection, Inc.......................  39,267    953,795       0.0%
    PC-Tel, Inc..............................  33,870    267,573       0.0%
*   PCM, Inc.................................  10,471    103,349       0.0%
    Perceptron, Inc..........................   8,428    102,653       0.0%
    Pericom Semiconductor Corp...............  37,284    466,796       0.0%
#*  Photronics, Inc..........................  79,712    699,074       0.0%
#*  Planar Systems, Inc......................   3,449     19,901       0.0%
*   Plexus Corp..............................  10,626    457,449       0.0%
*   PMC-Sierra, Inc.......................... 102,988    868,189       0.0%
*   Polycom, Inc.............................  36,977    482,550       0.0%
*   Qorvo, Inc...............................  24,909  1,641,752       0.0%
*   Qualstar Corp............................   3,300      4,356       0.0%
*   Qumu Corp................................     800     11,048       0.0%
#*  Rambus, Inc..............................   1,069     14,795       0.0%
*   RealNetworks, Inc........................  17,952    117,945       0.0%
    Reis, Inc................................  13,511    307,105       0.0%
#   RF Industries, Ltd.......................   2,823     11,659       0.0%
    Richardson Electronics, Ltd..............  24,525    217,782       0.0%
*   Rofin-Sinar Technologies, Inc............   4,978    117,779       0.0%
*   Rogers Corp..............................   7,543    548,452       0.0%
*   Rovi Corp................................  19,000    351,690       0.0%
*   Rudolph Technologies, Inc................  16,097    206,525       0.0%
    SanDisk Corp.............................  13,097    876,713       0.0%
*   Sanmina Corp.............................  39,846    810,069       0.0%
*   ScanSource, Inc..........................  14,745    587,588       0.0%
    Science Applications International Corp..   6,199    310,570       0.0%
#*  Seachange International, Inc.............   8,687     58,290       0.0%
*   ShoreTel, Inc............................   3,200     22,272       0.0%
*   Sonus Networks, Inc......................   6,622     52,446       0.0%
    SS&C Technologies Holdings, Inc..........  25,793  1,551,965       0.0%
#*  StarTek, Inc.............................  24,613    203,180       0.0%
#*  SunEdison, Inc........................... 154,224  3,904,952       0.1%
#*  SunPower Corp............................  18,322    589,785       0.0%
#*  Super Micro Computer, Inc................   5,886    169,340       0.0%
*   support.com, Inc.........................  15,100     23,858       0.0%
*   Sykes Enterprises, Inc...................  20,292    507,909       0.0%
    SYNNEX Corp..............................  55,900  4,276,350       0.1%
*   Synopsys, Inc............................   4,200    196,896       0.0%
#*  Tech Data Corp...........................  82,952  4,676,004       0.1%
*   TeleCommunication Systems, Inc. Class A..  42,347    132,123       0.0%
*   Telenav, Inc.............................   9,865     82,471       0.0%
    Teradyne, Inc............................  26,789    488,899       0.0%
#   Tessco Technologies, Inc.................   8,689    219,571       0.0%
    Tessera Technologies, Inc................  48,635  1,756,210       0.1%
    TheStreet, Inc...........................  35,273     63,491       0.0%
#*  TTM Technologies, Inc....................  47,210    441,413       0.0%
*   United Online, Inc.......................  17,780    281,457       0.0%
#*  Veeco Instruments, Inc...................  15,978    471,511       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Information Technology -- (Continued)
*   Viasystems Group, Inc................    11,376 $    202,265       0.0%
*   Virtusa Corp.........................    30,064    1,196,547       0.0%
#   Vishay Intertechnology, Inc..........   228,349    2,895,465       0.1%
*   Vishay Precision Group, Inc..........    24,277      346,433       0.0%
*   Westell Technologies, Inc. Class A...     1,704        2,045       0.0%
    Western Digital Corp.................   212,781   20,797,215       0.4%
*   Xcerra Corp..........................    20,165      198,222       0.0%
    Xerox Corp........................... 1,184,650   13,623,475       0.3%
*   XO Group, Inc........................     6,284      102,178       0.0%
*   Yahoo!, Inc.......................... 1,048,770   44,640,895       0.8%
                                                    ------------       ---
Total Information Technology.............            411,459,852       7.6%
                                                    ------------       ---
Materials -- (2.9%)
    A Schulman, Inc......................    32,960    1,399,152       0.0%
    Alcoa, Inc...........................   888,828   11,928,072       0.2%
#   Allegheny Technologies, Inc..........    22,777      774,190       0.0%
#*  AM Castle & Co.......................    24,982       97,929       0.0%
    Ampco-Pittsburgh Corp................     4,007       64,072       0.0%
    Ashland, Inc.........................   112,560   14,223,082       0.3%
    Axiall Corp..........................    26,423    1,078,058       0.0%
    Bemis Co., Inc.......................    25,154    1,131,930       0.0%
#   Cabot Corp...........................    46,280    1,978,007       0.0%
#*  Century Aluminum Co..................    15,822      203,946       0.0%
*   Chemtura Corp........................    49,368    1,487,458       0.0%
*   Clearwater Paper Corp................    16,822    1,076,103       0.0%
    Commercial Metals Co.................    85,208    1,414,453       0.0%
*   Core Molding Technologies, Inc.......    11,847      259,212       0.0%
    Cytec Industries, Inc................   129,400    7,154,526       0.1%
    Domtar Corp..........................     8,107      350,385       0.0%
    Dow Chemical Co. (The)...............    14,000      714,000       0.0%
*   Ferro Corp...........................    42,247      569,912       0.0%
    Freeport-McMoRan, Inc................   327,519    7,621,367       0.2%
    Friedman Industries, Inc.............    13,926       89,558       0.0%
    FutureFuel Corp......................     6,104       66,350       0.0%
    Graphic Packaging Holding Co.........   154,000    2,171,400       0.1%
    Greif, Inc. Class A..................     4,885      199,113       0.0%
*   Headwaters, Inc......................    23,663      415,996       0.0%
#*  Horsehead Holding Corp...............    49,015      732,774       0.0%
#   Huntsman Corp........................    50,242    1,158,078       0.0%
    International Paper Co...............   493,615   26,516,998       0.5%
    Kaiser Aluminum Corp.................    27,181    2,184,537       0.1%
    KapStone Paper and Packaging Corp....    80,984    2,263,503       0.1%
*   Kraton Performance Polymers, Inc.....     5,435      122,505       0.0%
#*  Louisiana-Pacific Corp...............   173,457    2,643,485       0.1%
    LyondellBasell Industries NV Class A.    71,793    7,432,011       0.1%
    Martin Marietta Materials, Inc.......    23,633    3,371,247       0.1%
    Materion Corp........................    18,497      739,695       0.0%
    MeadWestvaco Corp....................   188,451    9,196,409       0.2%
*   Mercer International, Inc............    21,725      310,668       0.0%
    Minerals Technologies, Inc...........    34,280    2,321,784       0.1%
    Mosaic Co. (The).....................    17,274      760,056       0.0%
    Myers Industries, Inc................    64,720    1,046,522       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                          SHARES      VALUE+    OF NET ASSETS**
                                                         --------- ------------ ---------------
Materials -- (Continued)
             Neenah Paper, Inc..........................     7,684 $    464,652       0.0%
             Newmont Mining Corp........................    48,146    1,275,388       0.0%
#*           Northern Technologies International Corp...     3,035       52,566       0.0%
             Nucor Corp.................................    83,945    4,101,553       0.1%
#            Olin Corp..................................    62,261    1,838,567       0.0%
#            Olympic Steel, Inc.........................     9,986      109,347       0.0%
             OM Group, Inc..............................    42,299    1,270,662       0.0%
             PH Glatfelter Co...........................    50,600    1,254,880       0.0%
             PolyOne Corp...............................     8,983      350,786       0.0%
             Reliance Steel & Aluminum Co...............    93,801    6,070,801       0.1%
*            Resolute Forest Products, Inc..............     1,817       28,018       0.0%
             Rock-Tenn Co. Class A......................    53,600    3,375,728       0.1%
#*           RTI International Metals, Inc..............    37,587    1,415,151       0.0%
             Schnitzer Steel Industries, Inc. Class A...       400        6,968       0.0%
             Sensient Technologies Corp.................    38,101    2,490,281       0.1%
             Steel Dynamics, Inc........................    94,919    2,100,557       0.1%
#*           Stillwater Mining Co.......................    55,630      747,111       0.0%
             SunCoke Energy, Inc........................    62,210    1,090,541       0.0%
             Synalloy Corp..............................     5,144       75,977       0.0%
             Tredegar Corp..............................    40,177      822,423       0.0%
             Tronox, Ltd. Class A.......................     1,600       33,520       0.0%
#*           Universal Stainless & Alloy Products, Inc..     6,269      131,649       0.0%
             Vulcan Materials Co........................    58,246    4,981,198       0.1%
#            Wausau Paper Corp..........................    13,070      121,812       0.0%
             Westlake Chemical Corp.....................   158,152   12,332,693       0.2%
             Worthington Industries, Inc................    47,320    1,279,060       0.0%
                                                                   ------------       ---
Total Materials.........................................            165,090,432       3.0%
                                                                   ------------       ---
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......    47,409           --       0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares..............       900           --       0.0%
Telecommunication Services -- (3.9%)
             AT&T, Inc.................................. 4,379,278  151,698,190       2.8%
             Atlantic Tele-Network, Inc.................        84        5,546       0.0%
             CenturyLink, Inc...........................   512,432   18,427,055       0.3%
#            Frontier Communications Corp...............   696,949    4,781,070       0.1%
*            General Communication, Inc. Class A........    45,867      727,451       0.0%
#*           Iridium Communications, Inc................    14,800      150,516       0.0%
             Lumos Networks Corp........................       500        7,070       0.0%
#*           ORBCOMM, Inc...............................    44,499      267,884       0.0%
*            Premiere Global Services, Inc..............     2,000       20,420       0.0%
             Shenandoah Telecommunications Co...........    56,354    1,941,959       0.0%
             Spok Holdings, Inc.........................    12,522      235,727       0.0%
#*           Sprint Corp................................   449,944    2,308,213       0.1%
*            T-Mobile US, Inc...........................   113,786    3,873,275       0.1%
             Telephone & Data Systems, Inc..............   113,319    3,026,750       0.1%
#*           United States Cellular Corp................    11,597      428,277       0.0%
             Verizon Communications, Inc................   644,888   32,528,151       0.6%
*            Vonage Holdings Corp.......................    85,934      397,874       0.0%
                                                                   ------------       ---
Total Telecommunication Services........................            220,825,428       4.1%
                                                                   ------------       ---

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
Utilities -- (0.2%)
*            Calpine Corp..............................................     62,921 $    1,372,307        0.0%
#            Consolidated Water Co., Ltd...............................      6,656         79,939        0.0%
             NRG Energy, Inc...........................................    353,721      8,927,918        0.2%
#            Ormat Technologies, Inc...................................     20,134        736,703        0.0%
             SJW Corp..................................................      6,569        192,143        0.0%
             UGI Corp..................................................     78,988      2,749,572        0.1%
                                                                                   --------------      -----
Total Utilities........................................................                14,058,582        0.3%
                                                                                   --------------      -----
TOTAL COMMON STOCKS....................................................             5,407,826,171       99.9%
                                                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights.      8,393         21,151        0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16...........      8,220             --        0.0%
(degrees)*   Safeway Casa Ley Contingent Value Rights..................    157,807        160,158        0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights..................    157,807          7,701        0.0%
                                                                                   --------------      -----
TOTAL RIGHTS/WARRANTS..................................................                   189,010        0.0%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@ DFA Short Term Investment Fund.................................... 24,989,584    289,129,490        5.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,166,379,728)................................................            $5,697,144,671      105.3%
                                                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  988,316,453           --   --    $  988,316,453
   Consumer Staples...........    407,464,550           --   --       407,464,550
   Energy.....................    816,923,296           --   --       816,923,296
   Financials.................  1,025,149,242           --   --     1,025,149,242
   Health Care................    598,244,664           --   --       598,244,664
   Industrials................    760,293,672           --   --       760,293,672
   Information Technology.....    411,459,852           --   --       411,459,852
   Materials..................    165,090,432           --   --       165,090,432
   Other......................             --           --   --                --
   Telecommunication Services.    220,825,428           --   --       220,825,428
   Utilities..................     14,058,582           --   --        14,058,582
Rights/Warrants...............             -- $    189,010   --           189,010
Securities Lending Collateral.             --  289,129,490   --       289,129,490
                               -------------- ------------   --    --------------
TOTAL......................... $5,407,826,171 $289,318,500   --    $5,697,144,671
                               ============== ============   ==    ==============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
COMMON STOCKS -- (89.0%)

Consumer Discretionary -- (15.1%)
*   1-800-Flowers.com, Inc. Class A            600  $  6,342       0.0%
    A. H. Belo Corp. Class A                   600     4,014       0.0%
    Aaron's, Inc.                            1,900    64,600       0.1%
#   Abercrombie & Fitch Co. Class A            400     8,992       0.0%
    Advance Auto Parts, Inc.                   200    28,600       0.0%
*   Amazon.com, Inc.                           700   295,246       0.3%
#*  AMC Networks, Inc. Class A                 405    30,553       0.0%
*   America's Car-Mart, Inc.                   400    20,536       0.0%
*   American Axle & Manufacturing Holdings,
      Inc.                                     800    19,944       0.0%
#   American Eagle Outfitters, Inc.          2,800    44,548       0.1%
*   American Public Education, Inc.            300     8,367       0.0%
*   ANN, Inc.                                1,000    37,860       0.1%
*   Apollo Education Group, Inc. Class A     1,300    21,821       0.0%
    Aramark                                  1,607    49,383       0.1%
*   Asbury Automotive Group, Inc.              900    75,627       0.1%
*   Ascena Retail Group, Inc.                1,500    22,485       0.0%
*   Ascent Capital Group, Inc. Class A         200     8,008       0.0%
#   Autoliv, Inc.                              600    71,232       0.1%
*   AutoNation, Inc.                         1,520    93,556       0.1%
*   AutoZone, Inc.                             200   134,532       0.2%
*   Ballantyne Strong, Inc.                    500     2,340       0.0%
#*  Barnes & Noble, Inc.                     1,693    37,077       0.0%
    Beasley Broadcast Group, Inc. Class A      300     1,455       0.0%
#*  Bed Bath & Beyond, Inc.                  1,068    75,251       0.1%
*   Belmond, Ltd. Class A                    1,713    21,104       0.0%
#   Best Buy Co., Inc.                       2,840    98,406       0.1%
    Big 5 Sporting Goods Corp.                 600     8,184       0.0%
    Big Lots, Inc.                           1,158    52,770       0.1%
*   Biglari Holdings, Inc.                      60    21,931       0.0%
    Bloomin' Brands, Inc.                    1,362    30,863       0.0%
#*  Blue Nile, Inc.                             47     1,279       0.0%
    Bob Evans Farms, Inc.                      700    30,114       0.0%
*   Books-A-Million, Inc.                      600     1,722       0.0%
    BorgWarner, Inc.                         1,435    84,952       0.1%
*   Bravo Brio Restaurant Group, Inc.          181     2,666       0.0%
*   Bridgepoint Education, Inc.                721     6,323       0.0%
*   Bright Horizons Family Solutions, Inc.     712    35,799       0.0%
#   Brinker International, Inc.                525    29,069       0.0%
    Brown Shoe Co., Inc.                       960    28,512       0.0%
#   Brunswick Corp.                          1,226    61,349       0.1%
#   Buckle, Inc. (The)                         400    17,920       0.0%
*   Buffalo Wild Wings, Inc.                   200    31,860       0.0%
*   Build-A-Bear Workshop, Inc.                500     9,215       0.0%
#*  Cabela's, Inc.                             700    36,918       0.0%
#   Cablevision Systems Corp. Class A        1,273    25,435       0.0%
#   Callaway Golf Co.                          980     9,486       0.0%
*   Cambium Learning Group, Inc.             1,078     3,191       0.0%
    Capella Education Co.                      231    12,481       0.0%
#*  CarMax, Inc.                             1,200    81,732       0.1%
*   Carmike Cinemas, Inc.                      300     9,054       0.0%
    Carnival Corp.                           1,282    56,370       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Consumer Discretionary -- (Continued)
*   Carrols Restaurant Group, Inc.              433 $  3,914       0.0%
    Carter's, Inc.                              800   79,888       0.1%
    Cato Corp. (The) Class A                    700   27,538       0.0%
*   Cavco Industries, Inc.                      200   13,114       0.0%
    CBS Corp. Class B                         2,400  149,112       0.2%
*   Charter Communications, Inc. Class A        336   62,852       0.1%
#   Cheesecake Factory, Inc. (The)            1,265   63,414       0.1%
#   Chico's FAS, Inc.                         2,100   35,406       0.0%
    Children's Place, Inc. (The)                500   30,330       0.0%
    Choice Hotels International, Inc.           490   29,336       0.0%
*   Christopher & Banks Corp.                   700    4,158       0.0%
    Cinemark Holdings, Inc.                   1,436   61,217       0.1%
#   Coach, Inc.                                 500   19,105       0.0%
    Columbia Sportswear Co.                     800   50,160       0.1%
    Comcast Corp. Class A                    12,931  746,895       0.8%
#   Comcast Corp. Special Class A             2,900  167,011       0.2%
#*  Conn's, Inc.                                989   27,662       0.0%
    Cooper Tire & Rubber Co.                  1,440   61,186       0.1%
    Core-Mark Holding Co., Inc.                 400   21,084       0.0%
#   Cracker Barrel Old Country Store, Inc.      400   52,992       0.1%
#*  Crocs, Inc.                               1,302   17,186       0.0%
    CST Brands, Inc.                          1,321   55,099       0.1%
    Culp, Inc.                                  500   12,925       0.0%
#*  Cumulus Media, Inc. Class A                 400      912       0.0%
#   Dana Holding Corp.                        4,036   87,057       0.1%
    Darden Restaurants, Inc.                    973   62,048       0.1%
*   Deckers Outdoor Corp.                       400   29,600       0.0%
    Delphi Automotive P.L.C.                    500   41,500       0.1%
    Destination Maternity Corp.                 400    4,716       0.0%
    DeVry Education Group, Inc.               1,197   36,197       0.0%
*   Diamond Resorts International, Inc.         402   12,868       0.0%
    Dick's Sporting Goods, Inc.                 841   45,633       0.1%
    Dillard's, Inc. Class A                   1,000  131,590       0.2%
    DineEquity, Inc.                            566   54,579       0.1%
*   DIRECTV                                     802   72,745       0.1%
*   Discovery Communications, Inc.              900   27,207       0.0%
#*  Discovery Communications, Inc. Class A      300    9,708       0.0%
*   DISH Network Corp. Class A                  200   13,532       0.0%
#*  Dixie Group, Inc. (The)                     400    3,932       0.0%
    Dollar General Corp.                      1,776  129,133       0.1%
*   Dollar Tree, Inc.                           986   75,340       0.1%
#   Domino's Pizza, Inc.                        600   64,710       0.1%
#*  Dorman Products, Inc.                       800   37,464       0.0%
    DR Horton, Inc.                           2,100   53,340       0.1%
#*  DreamWorks Animation SKG, Inc. Class A      700   18,242       0.0%
    Drew Industries, Inc.                       407   23,065       0.0%
    DSW, Inc. Class A                           600   21,762       0.0%
#   Dunkin' Brands Group, Inc.                  926   48,254       0.1%
    Entravision Communications Corp. Class A     46      301       0.0%
#   Ethan Allen Interiors, Inc.                 800   19,376       0.0%
    EW Scripps Co. (The) Class A              1,479   34,446       0.0%
#   Expedia, Inc.                               571   53,805       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Consumer Discretionary -- (Continued)
*   Express, Inc.                             1,624 $ 26,471       0.0%
    Family Dollar Stores, Inc.                  500   39,070       0.1%
*   Federal-Mogul Holdings Corp.              2,137   27,567       0.0%
*   Fiesta Restaurant Group, Inc.               433   21,888       0.0%
    Finish Line, Inc. (The) Class A             700   17,171       0.0%
#*  Five Below, Inc.                            172    5,800       0.0%
    Foot Locker, Inc.                         1,678   99,757       0.1%
    Ford Motor Co.                           24,533  387,621       0.4%
#*  Fossil Group, Inc.                          600   50,388       0.1%
*   Fox Factory Holding Corp.                   439    6,682       0.0%
    Frisch's Restaurants, Inc.                  100    2,857       0.0%
#*  FTD Cos., Inc.                              440   12,558       0.0%
#*  G-III Apparel Group, Ltd.                   600   66,708       0.1%
#   GameStop Corp. Class A                    2,894  111,535       0.1%
    Gannett Co., Inc.                         2,062   70,768       0.1%
#   Gap, Inc. (The)                             893   35,399       0.0%
#   Garmin, Ltd.                              1,300   58,747       0.1%
    General Motors Co.                        5,930  207,906       0.2%
*   Genesco, Inc.                               400   27,036       0.0%
#   Gentex Corp.                              3,360   58,296       0.1%
*   Gentherm, Inc.                              750   39,547       0.1%
#   Genuine Parts Co.                           500   44,925       0.1%
    GNC Holdings, Inc. Class A                1,404   60,442       0.1%
    Goodyear Tire & Rubber Co. (The)          1,119   31,740       0.0%
*   Grand Canyon Education, Inc.                866   39,212       0.1%
*   Gray Television, Inc.                     1,180   15,647       0.0%
    Group 1 Automotive, Inc.                    500   39,490       0.1%
#*  Groupon, Inc.                             1,700   11,764       0.0%
#   Guess?, Inc.                              1,374   25,158       0.0%
#   H&R Block, Inc.                             800   24,192       0.0%
    Hanesbrands, Inc.                         2,500   77,700       0.1%
    Harley-Davidson, Inc.                     2,100  118,041       0.1%
    Harman International Industries, Inc.       171   22,295       0.0%
    Harte-Hanks, Inc.                         1,200    8,148       0.0%
#   Hasbro, Inc.                                400   28,316       0.0%
    Haverty Furniture Cos., Inc.                600   12,876       0.0%
*   Helen of Troy, Ltd.                         522   45,732       0.1%
#*  hhgregg, Inc.                               800    4,576       0.0%
*   Hibbett Sports, Inc.                        267   12,496       0.0%
    Home Depot, Inc. (The)                    2,736  292,697       0.3%
    Hooker Furniture Corp.                      200    5,090       0.0%
*   Houghton Mifflin Harcourt Co.               526   12,024       0.0%
    HSN, Inc.                                   596   37,202       0.0%
*   Hyatt Hotels Corp. Class A                  242   14,048       0.0%
#*  Iconix Brand Group, Inc.                    900   23,679       0.0%
    International Speedway Corp. Class A        600   21,816       0.0%
    Interpublic Group of Cos., Inc. (The)     2,346   48,891       0.1%
    Interval Leisure Group, Inc.                900   22,311       0.0%
#*  ITT Educational Services, Inc.              200    1,056       0.0%
    Jack in the Box, Inc.                       700   60,739       0.1%
*   JAKKS Pacific, Inc.                         662    4,416       0.0%
#*  JC Penney Co., Inc.                       1,671   13,869       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Consumer Discretionary -- (Continued)
    John Wiley & Sons, Inc. Class A            940  $ 53,467       0.1%
    John Wiley & Sons, Inc. Class B             70     3,972       0.0%
    Johnson Controls, Inc.                   2,000   100,760       0.1%
*   Journal Media Group, Inc.                  474     4,403       0.0%
*   K12, Inc.                                  700    11,319       0.0%
#*  Kate Spade & Co.                           326    10,660       0.0%
#   KB Home                                  1,375    19,924       0.0%
*   Kirkland's, Inc.                           474    11,253       0.0%
#   Kohl's Corp.                             1,642   117,649       0.1%
#*  Krispy Kreme Doughnuts, Inc.               900    16,020       0.0%
    L Brands, Inc.                             400    35,744       0.0%
    La-Z-Boy, Inc.                             800    20,968       0.0%
*   Lakeland Industries, Inc.                  200     1,844       0.0%
#*  Lands' End, Inc.                           270     7,933       0.0%
*   LeapFrog Enterprises, Inc.               1,200     2,712       0.0%
    Lear Corp.                               1,021   113,362       0.1%
*   Learning Tree International, Inc.          500       590       0.0%
    Leggett & Platt, Inc.                      460    19,536       0.0%
#   Lennar Corp. Class A                       917    41,999       0.1%
    Libbey, Inc.                               853    33,566       0.0%
*   Liberty Broadband Corp.                    889    48,237       0.1%
*   Liberty Broadband Corp. Class A            185    10,034       0.0%
*   Liberty Interactive Corp. Class A        2,589    74,460       0.1%
*   Liberty Media Corp.                      1,480    56,166       0.1%
*   Liberty Media Corp. Class A                740    28,401       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                                  620    18,420       0.0%
*   Liberty Ventures Series A                  928    38,679       0.1%
*   Life Time Fitness, Inc.                  1,034    73,931       0.1%
    Lifetime Brands, Inc.                      500     7,275       0.0%
#   Lincoln Educational Services Corp.         300       660       0.0%
#   Lions Gate Entertainment Corp.             905    28,064       0.0%
    Lithia Motors, Inc. Class A                400    39,892       0.1%
*   Live Nation Entertainment, Inc.          3,300    82,698       0.1%
*   LKQ Corp.                                3,200    86,624       0.1%
*   Loral Space & Communications, Inc.         200    13,800       0.0%
    Lowe's Cos., Inc.                        1,781   122,640       0.1%
*   Luby's, Inc.                             1,000     5,300       0.0%
*   Lululemon Athletica, Inc.                  200    12,728       0.0%
#*  Lumber Liquidators Holdings, Inc.          171     4,701       0.0%
*   M/I Homes, Inc.                            500    11,280       0.0%
#   Macy's, Inc.                             1,400    90,482       0.1%
#*  Madison Square Garden Co. (The) Class A  1,050    84,315       0.1%
    Marcus Corp. (The)                         500     9,685       0.0%
*   MarineMax, Inc.                             15       331       0.0%
#   Marriott International, Inc. Class A       600    48,030       0.1%
    Marriott Vacations Worldwide Corp.          70     5,755       0.0%
#   Mattel, Inc.                             1,602    45,112       0.1%
*   McClatchy Co. (The) Class A                127       177       0.0%
    McDonald's Corp.                         1,800   173,790       0.2%
#   MDC Holdings, Inc.                         918    24,639       0.0%
#*  Media General, Inc.                        700    11,823       0.0%
    Men's Wearhouse, Inc. (The)                922    52,176       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Consumer Discretionary -- (Continued)
#   Meredith Corp.                              800 $ 41,632       0.1%
*   Meritage Homes Corp.                      1,000   42,770       0.1%
#*  Michael Kors Holdings, Ltd.                 126    7,794       0.0%
*   Modine Manufacturing Co.                  1,100   13,519       0.0%
*   Mohawk Industries, Inc.                     352   61,072       0.1%
#   Monro Muffler Brake, Inc.                   575   34,437       0.0%
    Morningstar, Inc.                           400   30,356       0.0%
    Movado Group, Inc.                          600   17,568       0.0%
*   Murphy USA, Inc.                            866   56,576       0.1%
    NACCO Industries, Inc. Class A              200    9,796       0.0%
    National CineMedia, Inc.                    723   11,019       0.0%
*   Nautilus, Inc.                              477    8,018       0.0%
*   Netflix, Inc.                               100   55,650       0.1%
#   New York Times Co. (The) Class A          1,579   21,143       0.0%
    Newell Rubbermaid, Inc.                     800   30,504       0.0%
*   News Corp. Class A                        1,700   26,826       0.0%
*   News Corp. Class B                          737   11,475       0.0%
    Nexstar Broadcasting Group, Inc. Class A    300   17,538       0.0%
    NIKE, Inc. Class B                        1,400  138,376       0.2%
    Nordstrom, Inc.                             500   37,780       0.1%
*   Norwegian Cruise Line Holdings, Ltd.        385   18,676       0.0%
    Nutrisystem, Inc.                           600   11,430       0.0%
*   NVR, Inc.                                    13   17,244       0.0%
*   O'Reilly Automotive, Inc.                   300   65,349       0.1%
*   Office Depot, Inc.                       10,039   92,560       0.1%
#   Omnicom Group, Inc.                         900   68,184       0.1%
*   Orbitz Worldwide, Inc.                    1,300   15,236       0.0%
#   Outerwall, Inc.                             358   23,782       0.0%
#*  Overstock.com, Inc.                         300    6,441       0.0%
    Oxford Industries, Inc.                     400   31,780       0.0%
#*  Panera Bread Co. Class A                    285   52,007       0.1%
    Papa John's International, Inc.             700   42,959       0.1%
    Penske Automotive Group, Inc.             2,200  107,382       0.1%
#*  Pep Boys-Manny, Moe & Jack (The)          1,200   10,992       0.0%
#   Pier 1 Imports, Inc.                      1,294   16,369       0.0%
#   Polaris Industries, Inc.                    402   55,058       0.1%
    Pool Corp.                                  553   35,884       0.0%
#*  Popeyes Louisiana Kitchen, Inc.             300   16,704       0.0%
*   Priceline Group, Inc. (The)                 100  123,781       0.1%
    PulteGroup, Inc.                          2,100   40,530       0.1%
#   PVH Corp.                                   416   42,994       0.1%
#*  Quiksilver, Inc.                          4,300    7,138       0.0%
    Ralph Lauren Corp.                          500   66,705       0.1%
*   Red Lion Hotels Corp.                       600    4,200       0.0%
*   Red Robin Gourmet Burgers, Inc.             400   30,036       0.0%
#   Regal Entertainment Group Class A           600   13,200       0.0%
    Remy International, Inc.                    289    6,430       0.0%
    Rent-A-Center, Inc.                       1,200   35,520       0.0%
*   Restoration Hardware Holdings, Inc.         300   25,851       0.0%
    Rocky Brands, Inc.                          200    4,488       0.0%
    Ross Stores, Inc.                           600   59,328       0.1%
#   Royal Caribbean Cruises, Ltd.             1,376   93,651       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Consumer Discretionary -- (Continued)
*   Ruby Tuesday, Inc.                       1,500  $ 10,920       0.0%
    Ruth's Hospitality Group, Inc.             695    10,112       0.0%
    Ryland Group, Inc. (The)                 1,048    43,199       0.1%
#   Saga Communications, Inc. Class A          133     5,319       0.0%
    Salem Media Group, Inc. Class A            400     1,952       0.0%
*   Sally Beauty Holdings, Inc.                900    28,089       0.0%
    Scholastic Corp.                           179     7,275       0.0%
#   Scripps Networks Interactive, Inc.
      Class A                                  400    27,944       0.0%
*   Select Comfort Corp.                       580    17,876       0.0%
    Service Corp. International              4,700   130,096       0.1%
#*  Shiloh Industries, Inc.                    600     6,978       0.0%
#*  Shutterfly, Inc.                           573    25,647       0.0%
    Signet Jewelers, Ltd.                      533    71,491       0.1%
#   Sinclair Broadcast Group, Inc. Class A     600    18,384       0.0%
#*  Sirius XM Holdings, Inc.                 3,200    12,640       0.0%
#   Six Flags Entertainment Corp.            1,000    47,020       0.1%
#*  Skechers U.S.A., Inc. Class A              509    45,769       0.1%
#   Sonic Automotive, Inc. Class A             900    21,015       0.0%
    Sonic Corp.                              1,000    28,650       0.0%
#   Sotheby's                                  932    39,806       0.1%
    Spartan Motors, Inc.                     1,100     5,181       0.0%
    Speedway Motorsports, Inc.               1,314    30,091       0.0%
    Stage Stores, Inc.                         900    17,379       0.0%
    Standard Motor Products, Inc.              448    16,934       0.0%
*   Standard Pacific Corp.                   3,900    31,590       0.0%
    Staples, Inc.                            4,555    74,338       0.1%
    Starbucks Corp.                          2,226   110,365       0.1%
    Starwood Hotels & Resorts Worldwide,
      Inc.                                     500    42,975       0.1%
#*  Starz                                    1,190    46,803       0.1%
    Stein Mart, Inc.                         1,300    15,379       0.0%
*   Steven Madden, Ltd.                      1,023    39,917       0.1%
#   Strattec Security Corp.                     40     3,003       0.0%
#*  Strayer Education, Inc.                     59     2,992       0.0%
    Sturm Ruger & Co., Inc.                    300    16,443       0.0%
#   Superior Industries International, Inc.    800    14,880       0.0%
    Superior Uniform Group, Inc.               400     6,800       0.0%
    Sypris Solutions, Inc.                     700     1,071       0.0%
*   Systemax, Inc.                             988    10,325       0.0%
    Tandy Leather Factory, Inc.                300     2,541       0.0%
    Target Corp.                             3,100   244,373       0.3%
*   Tempur Sealy International, Inc.           600    36,546       0.0%
*   Tenneco, Inc.                              800    46,760       0.1%
    Texas Roadhouse, Inc.                    1,500    50,400       0.1%
    Thor Industries, Inc.                    1,040    62,577       0.1%
    Tiffany & Co.                              400    34,992       0.0%
    Time Warner Cable, Inc.                  2,380   370,138       0.4%
    Time Warner, Inc.                        5,097   430,238       0.5%
    Time, Inc.                               1,345    30,706       0.0%
    TJX Cos., Inc. (The)                       885    57,118       0.1%
#*  Toll Brothers, Inc.                      1,000    35,540       0.0%
*   Tower International, Inc.                  500    12,930       0.0%
#   Town Sports International Holdings, Inc.   288     1,765       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Consumer Discretionary -- (Continued)
#   Tractor Supply Co.                         800  $    68,848       0.1%
#*  TripAdvisor, Inc.                          300       24,147       0.0%
*   TRW Automotive Holdings Corp.              770       80,896       0.1%
#*  Tuesday Morning Corp.                      600        9,492       0.0%
#   Tupperware Brands Corp.                    400       26,744       0.0%
#   Twenty-First Century Fox, Inc. Class A   3,307      112,703       0.1%
    Twenty-First Century Fox, Inc. Class B     895       29,848       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.     200       30,218       0.0%
#*  Under Armour, Inc. Class A                 400       31,020       0.0%
#*  Unifi, Inc.                                666       23,503       0.0%
*   Universal Electronics, Inc.                300       16,182       0.0%
#*  Urban Outfitters, Inc.                   1,900       76,076       0.1%
    Vail Resorts, Inc.                         502       49,803       0.1%
    VF Corp.                                   800       57,944       0.1%
    Viacom, Inc. Class B                       800       55,560       0.1%
*   Vista Outdoor, Inc.                      1,296       56,713       0.1%
*   Visteon Corp.                              710       71,994       0.1%
#*  VOXX International Corp.                   850        8,101       0.0%
    Walt Disney Co. (The)                    5,800      630,576       0.7%
#   Wendy's Co. (The)                        6,286       63,614       0.1%
*   West Marine, Inc.                          500        5,025       0.0%
    Whirlpool Corp.                            900      158,040       0.2%
    Williams-Sonoma, Inc.                      500       36,765       0.0%
#   Winmark Corp.                               30        2,700       0.0%
#   Winnebago Industries, Inc.                 478        9,899       0.0%
#   Wolverine World Wide, Inc.               1,128       34,663       0.0%
    Wyndham Worldwide Corp.                    568       48,507       0.1%
    Yum! Brands, Inc.                          600       51,576       0.1%
#*  Zumiez, Inc.                               696       22,070       0.0%
                                                    -----------      ----
Total Consumer Discretionary                         15,780,303      17.0%
                                                    -----------      ----
Consumer Staples -- (4.8%)
#   Alico, Inc.                                200        9,354       0.0%
    Andersons, Inc. (The)                      550       23,480       0.0%
    Archer-Daniels-Midland Co.               2,300      112,424       0.1%
#   Avon Products, Inc.                      1,700       13,889       0.0%
#   B&G Foods, Inc.                          1,000       30,400       0.0%
#*  Boulder Brands, Inc.                     1,229       11,725       0.0%
    Bunge, Ltd.                                933       80,583       0.1%
#   Cal-Maine Foods, Inc.                    1,200       53,652       0.1%
#   Calavo Growers, Inc.                       300       15,195       0.0%
#   Campbell Soup Co.                        1,050       46,946       0.1%
    Casey's General Stores, Inc.               807       66,319       0.1%
*   Central Garden and Pet Co. Class A         198        1,940       0.0%
#*  Chefs' Warehouse, Inc. (The)               700       12,747       0.0%
#   Church & Dwight Co., Inc.                  400       32,468       0.0%
    Clorox Co. (The)                           500       53,050       0.1%
#   Coca-Cola Bottling Co. Consolidated        200       22,600       0.0%
    Coca-Cola Co. (The)                      7,711      312,758       0.3%
    Coca-Cola Enterprises, Inc.              1,305       57,955       0.1%
    Colgate-Palmolive Co.                    1,400       94,192       0.1%
    ConAgra Foods, Inc.                      2,257       81,591       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Consumer Staples -- (Continued)
    Costco Wholesale Corp.                     800  $114,440       0.1%
*   Darling Ingredients, Inc.                2,800    38,248       0.1%
#   Dean Foods Co.                           1,775    28,844       0.0%
#   Dr Pepper Snapple Group, Inc.              884    65,929       0.1%
    Energizer Holdings, Inc.                   533    72,818       0.1%
    Estee Lauder Cos., Inc. (The) Class A      400    32,516       0.0%
#*  Farmer Bros Co.                            500    12,465       0.0%
    Flowers Foods, Inc.                      3,300    73,722       0.1%
    Fresh Del Monte Produce, Inc.              837    30,910       0.0%
#*  Fresh Market, Inc. (The)                   218     7,661       0.0%
    General Mills, Inc.                      1,144    63,309       0.1%
#*  Hain Celestial Group, Inc. (The)           800    48,192       0.1%
    Hershey Co. (The)                          183    16,821       0.0%
    Hormel Foods Corp.                         900    48,915       0.1%
    Ingles Markets, Inc. Class A               300    12,558       0.0%
    Ingredion, Inc.                          1,042    82,735       0.1%
    Inter Parfums, Inc.                        350    10,563       0.0%
    J&J Snack Foods Corp.                      400    41,732       0.1%
    JM Smucker Co. (The)                       903   104,676       0.1%
    John B. Sanfilippo & Son, Inc.             200    10,402       0.0%
    Kellogg Co.                                544    34,452       0.0%
    Keurig Green Mountain, Inc.                314    36,540       0.0%
    Kimberly-Clark Corp.                       700    76,783       0.1%
    Kraft Foods Group, Inc.                  1,134    96,107       0.1%
    Kroger Co. (The)                           904    62,295       0.1%
    Lancaster Colony Corp.                     500    44,830       0.1%
*   Landec Corp.                               800    11,368       0.0%
#   McCormick & Co., Inc.                      500    37,650       0.1%
*   Medifast, Inc.                             300     9,000       0.0%
    Mondelez International, Inc. Class A     5,785   221,970       0.2%
*   Monster Beverage Corp.                     700    95,977       0.1%
*   National Beverage Corp.                    400     8,940       0.0%
*   Omega Protein Corp.                        700     8,946       0.0%
    Orchids Paper Products Co.                  98     2,106       0.0%
    PepsiCo, Inc.                            3,495   332,444       0.4%
#   Pilgrim's Pride Corp.                    1,393    34,407       0.0%
    Pinnacle Foods, Inc.                     1,488    60,338       0.1%
#*  Post Holdings, Inc.                        760    35,674       0.0%
#   Pricesmart, Inc.                           300    24,138       0.0%
    Procter & Gamble Co. (The)               6,900   548,619       0.6%
*   Revlon, Inc. Class A                       505    19,751       0.0%
    Rocky Mountain Chocolate Factory, Inc.     200     2,568       0.0%
#   Sanderson Farms, Inc.                      600    45,072       0.1%
    Snyder's-Lance, Inc.                       800    23,624       0.0%
    SpartanNash Co.                            700    21,119       0.0%
    Spectrum Brands Holdings, Inc.           1,215   111,087       0.1%
#*  Sprouts Farmers Market, Inc.               884    28,275       0.0%
*   SUPERVALU, Inc.                          2,704    23,768       0.0%
#   Sysco Corp.                              1,100    40,733       0.1%
#   Tootsie Roll Industries, Inc.              649    20,106       0.0%
#*  TreeHouse Foods, Inc.                      642    52,169       0.1%
    Tyson Foods, Inc. Class A                2,989   118,065       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Consumer Staples -- (Continued)
#*  United Natural Foods, Inc.                 900  $   60,714       0.1%
    Wal-Mart Stores, Inc.                    5,991     467,598       0.5%
    WD-40 Co.                                  200      16,192       0.0%
    Weis Markets, Inc.                         488      21,643       0.0%
*   WhiteWave Foods Co. (The) Class A          800      35,176       0.0%
    Whole Foods Market, Inc.                 1,349      64,428       0.1%
                                                    ----------       ---
Total Consumer Staples                               5,005,396       5.4%
                                                    ----------       ---
Energy -- (10.4%)
    Adams Resources & Energy, Inc.              49       2,283       0.0%
#   Alon USA Energy, Inc.                    1,630      26,227       0.0%
#*  Alpha Natural Resources, Inc.            4,329       3,507       0.0%
    Anadarko Petroleum Corp.                 3,500     329,350       0.4%
    Apache Corp.                             2,151     147,128       0.2%
#*  Approach Resources, Inc.                   597       5,236       0.0%
#*  Arch Coal, Inc.                          3,052       2,973       0.0%
#   Atwood Oceanics, Inc.                    1,150      38,387       0.1%
    Baker Hughes, Inc.                       2,161     147,942       0.2%
*   Basic Energy Services, Inc.                800       8,152       0.0%
*   Bill Barrett Corp.                       1,012      11,739       0.0%
*   Bonanza Creek Energy, Inc.                 598      16,481       0.0%
#   Bristow Group, Inc.                        560      34,793       0.0%
#*  C&J Energy Services, Ltd.                1,202      20,975       0.0%
    Cabot Oil & Gas Corp.                    1,100      37,202       0.0%
#   California Resources Corp.               1,120      10,416       0.0%
*   Cameron International Corp.              1,401      76,803       0.1%
#   CARBO Ceramics, Inc.                       428      18,930       0.0%
#*  Carrizo Oil & Gas, Inc.                  1,204      67,099       0.1%
*   Cheniere Energy, Inc.                      800      61,192       0.1%
#   Chesapeake Energy Corp.                  7,311     115,294       0.1%
    Chevron Corp.                            9,301   1,032,969       1.1%
    Cimarex Energy Co.                       1,000     124,400       0.1%
#*  Clayton Williams Energy, Inc.              400      22,268       0.0%
#*  Clean Energy Fuels Corp.                 1,421      14,025       0.0%
#*  Cloud Peak Energy, Inc.                    906       5,880       0.0%
#*  Cobalt International Energy, Inc.        1,502      16,071       0.0%
#   Comstock Resources, Inc.                   900       4,833       0.0%
*   Concho Resources, Inc.                     628      79,543       0.1%
    ConocoPhillips                           8,900     604,488       0.7%
#   CONSOL Energy, Inc.                      1,392      45,212       0.1%
#*  Contango Oil & Gas Co.                     400      10,028       0.0%
#*  Continental Resources, Inc.                600      31,578       0.0%
#   Core Laboratories NV                       200      26,256       0.0%
*   Dawson Geophysical Co.                     564       3,209       0.0%
    Delek US Holdings, Inc.                    900      33,228       0.0%
#   Denbury Resources, Inc.                  2,062      18,166       0.0%
    Devon Energy Corp.                       2,409     164,318       0.2%
#   Diamond Offshore Drilling, Inc.          1,200      40,164       0.1%
*   Diamondback Energy, Inc.                   524      43,267       0.1%
*   Dresser-Rand Group, Inc.                   400      33,068       0.0%
*   Dril-Quip, Inc.                            500      39,860       0.1%
    Energen Corp.                              458      32,596       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Energy -- (Continued)
#   Energy XXI, Ltd.                          1,157 $    5,056       0.0%
    EnLink Midstream LLC                      1,100     38,665       0.1%
    EOG Resources, Inc.                       3,542    350,481       0.4%
    EQT Corp.                                   400     35,976       0.0%
#*  Era Group, Inc.                             500     11,090       0.0%
    Exterran Holdings, Inc.                   1,611     59,720       0.1%
    Exxon Mobil Corp.                        24,192  2,113,655       2.3%
*   FMC Technologies, Inc.                    1,432     63,151       0.1%
*   Forum Energy Technologies, Inc.             495     11,514       0.0%
#*  Geospace Technologies Corp.                 222      4,795       0.0%
    Green Plains, Inc.                          700     21,798       0.0%
#   Gulfmark Offshore, Inc. Class A             646      9,696       0.0%
*   Gulfport Energy Corp.                     1,061     51,925       0.1%
    Halliburton Co.                           3,200    156,640       0.2%
*   Helix Energy Solutions Group, Inc.        2,011     33,141       0.0%
#   Helmerich & Payne, Inc.                   1,200     93,564       0.1%
#*  Hercules Offshore, Inc.                   3,605      2,902       0.0%
    Hess Corp.                                1,780    136,882       0.2%
    HollyFrontier Corp.                       1,553     60,225       0.1%
#*  Hornbeck Offshore Services, Inc.            922     21,068       0.0%
*   ION Geophysical Corp.                     2,100      4,788       0.0%
*   Key Energy Services, Inc.                 2,845      6,942       0.0%
#   Kinder Morgan, Inc.                       5,539    237,900       0.3%
*   Kosmos Energy, Ltd.                       2,720     26,602       0.0%
#   LinnCo LLC                                1,680     21,420       0.0%
    Marathon Oil Corp.                        3,713    115,474       0.1%
    Marathon Petroleum Corp.                  2,400    236,568       0.3%
#*  Matador Resources Co.                     1,100     30,492       0.0%
*   Matrix Service Co.                          500     10,985       0.0%
#   Murphy Oil Corp.                          1,599     76,128       0.1%
    Nabors Industries, Ltd.                   2,343     39,128       0.1%
    National Oilwell Varco, Inc.              1,700     92,497       0.1%
*   Natural Gas Services Group, Inc.            200      5,070       0.0%
*   Newfield Exploration Co.                  1,580     61,999       0.1%
#*  Newpark Resources, Inc.                   1,700     17,442       0.0%
#   Noble Corp. P.L.C.                        1,866     32,300       0.0%
    Noble Energy, Inc.                        2,120    107,526       0.1%
#*  Northern Oil and Gas, Inc.                  494      4,367       0.0%
#*  Nuverra Environmental Solutions, Inc.       242        983       0.0%
#*  Oasis Petroleum, Inc.                     1,017     18,245       0.0%
    Occidental Petroleum Corp.                2,600    208,260       0.2%
    Oceaneering International, Inc.           1,000     55,110       0.1%
#*  Oil States International, Inc.              781     37,168       0.0%
    ONEOK, Inc.                               1,284     61,760       0.1%
*   Overseas Shipholding Group, Inc.            200        678       0.0%
#   Paragon Offshore P.L.C.                     622      1,126       0.0%
*   Parker Drilling Co.                       3,152     11,820       0.0%
#   Patterson-UTI Energy, Inc.                2,320     51,852       0.1%
#   PBF Energy, Inc. Class A                    870     24,691       0.0%
*   PDC Energy, Inc.                            600     34,044       0.0%
#*  Penn Virginia Corp.                         420      2,806       0.0%
*   PHI, Inc. Non-Voting                        400     12,532       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Energy -- (Continued)
    Phillips 66                              1,951  $   154,734       0.2%
*   Pioneer Energy Services Corp.            1,900       14,155       0.0%
    Pioneer Natural Resources Co.              258       44,577       0.1%
    QEP Resources, Inc.                      2,300       51,750       0.1%
#   Range Resources Corp.                      756       48,051       0.1%
*   Renewable Energy Group, Inc.             1,100       10,131       0.0%
#*  Rex Energy Corp.                         1,300        6,500       0.0%
*   Rosetta Resources, Inc.                    700       15,981       0.0%
#   Rowan Cos. P.L.C. Class A                2,000       42,380       0.1%
#   RPC, Inc.                                1,200       19,092       0.0%
#*  SandRidge Energy, Inc.                   5,159        9,751       0.0%
    Schlumberger, Ltd.                       4,635      438,517       0.5%
#   Scorpio Tankers, Inc.                    1,738       16,233       0.0%
#*  SEACOR Holdings, Inc.                      500       36,330       0.0%
    SemGroup Corp. Class A                     400       33,676       0.0%
#*  Seventy Seven Energy, Inc.                 428        2,170       0.0%
#   Ship Finance International, Ltd.         1,848       29,125       0.0%
    SM Energy Co.                            1,072       62,144       0.1%
#*  Southwestern Energy Co.                  3,127       87,650       0.1%
#   Spectra Energy Corp.                       945       35,201       0.0%
*   Stone Energy Corp.                       1,000       17,070       0.0%
#   Superior Energy Services, Inc.           2,641       67,346       0.1%
#*  Swift Energy Co.                           991        2,993       0.0%
*   Synergy Resources Corp.                    800        9,584       0.0%
    Targa Resources Corp.                      300       31,491       0.0%
#   Teekay Corp.                             1,300       64,623       0.1%
    Tesco Corp.                                818       10,520       0.0%
    Tesoro Corp.                             2,503      214,833       0.2%
*   TETRA Technologies, Inc.                 1,700       12,274       0.0%
#   Tidewater, Inc.                          1,100       30,459       0.0%
#   Transocean, Ltd.                         1,753       32,991       0.0%
#*  Triangle Petroleum Corp.                   854        5,098       0.0%
#*  Ultra Petroleum Corp.                      500        8,515       0.0%
*   Unit Corp.                               1,100       38,324       0.0%
#   US Silica Holdings, Inc.                   438       16,359       0.0%
*   Vaalco Energy, Inc.                      1,200        2,964       0.0%
    Valero Energy Corp.                      3,800      216,220       0.2%
#   W&T Offshore, Inc.                       1,613       10,372       0.0%
*   Weatherford International P.L.C.         5,083       73,958       0.1%
    Western Refining, Inc.                   1,947       85,765       0.1%
*   Westmoreland Coal Co.                      200        5,684       0.0%
*   Whiting Petroleum Corp.                  1,400       53,074       0.1%
*   Willbros Group, Inc.                       427        1,068       0.0%
    Williams Cos., Inc. (The)                1,274       65,216       0.1%
    World Fuel Services Corp.                1,300       72,150       0.1%
#*  WPX Energy, Inc.                         2,000       27,500       0.0%
                                                    -----------      ----
Total Energy                                         10,872,782      11.7%
                                                    -----------      ----
Financials -- (16.2%)
    1st Source Corp.                           700       21,784       0.0%
    ACE, Ltd.                                1,137      121,648       0.1%
*   Affiliated Managers Group, Inc.            300       67,839       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Financials -- (Continued)
    Alexander & Baldwin, Inc.                 1,017 $ 41,168       0.1%
*   Alleghany Corp.                             116   54,928       0.1%
    Allied World Assurance Co. Holdings AG    1,572   64,672       0.1%
#   Allstate Corp. (The)                      2,200  153,252       0.2%
*   Altisource Asset Management Corp.            21    4,704       0.0%
#*  Altisource Portfolio Solutions SA           218    5,287       0.0%
    American Equity Investment Life Holding
      Co.                                     1,496   40,317       0.0%
    American Express Co.                      2,100  162,645       0.2%
    American Financial Group, Inc.            1,300   82,160       0.1%
    American International Group, Inc.        4,541  255,613       0.3%
    American National Insurance Co.             200   20,012       0.0%
    Ameriprise Financial, Inc.                  701   87,821       0.1%
    Ameris Bancorp                              730   18,243       0.0%
    AMERISAFE, Inc.                             200    9,038       0.0%
    AmeriServ Financial, Inc.                   560    1,798       0.0%
#   Amtrust Financial Services, Inc.          1,694  100,742       0.1%
    Aon P.L.C.                                  538   51,772       0.1%
#*  Arch Capital Group, Ltd.                    832   50,486       0.1%
    Argo Group International Holdings, Ltd.     746   36,547       0.0%
    Arthur J Gallagher & Co.                    500   23,915       0.0%
#   Artisan Partners Asset Management, Inc.
      Class A                                   201    9,003       0.0%
    Aspen Insurance Holdings, Ltd.              700   32,711       0.0%
    Associated Banc-Corp                      2,179   40,987       0.1%
    Assured Guaranty, Ltd.                    2,829   73,526       0.1%
*   Asta Funding, Inc.                          300    2,520       0.0%
    Astoria Financial Corp.                   2,600   34,242       0.0%
    Axis Capital Holdings, Ltd.               1,300   67,678       0.1%
    Bancfirst Corp.                             325   18,759       0.0%
#*  Bancorp, Inc. (The)                         400    3,896       0.0%
#   BancorpSouth, Inc.                        1,886   45,660       0.1%
    Bank Mutual Corp.                         1,000    7,190       0.0%
    Bank of America Corp.                    32,676  520,529       0.6%
#   Bank of Hawaii Corp.                        900   54,351       0.1%
    Bank of Kentucky Financial Corp (The)       108    5,172       0.0%
    Bank of New York Mellon Corp. (The)       3,836  162,416       0.2%
    Bank of the Ozarks, Inc.                  1,260   48,838       0.1%
    BankUnited, Inc.                          1,201   39,465       0.0%
    Banner Corp.                                471   21,299       0.0%
    BB&T Corp.                                2,100   80,409       0.1%
    BBCN Bancorp, Inc.                        1,500   21,285       0.0%
*   Beneficial Bancorp, Inc.                  1,319   15,300       0.0%
*   Berkshire Hathaway, Inc. Class B          2,645  373,500       0.4%
    Berkshire Hills Bancorp, Inc.               252    7,059       0.0%
    BGC Partners, Inc. Class A                5,225   52,433       0.1%
    BlackRock, Inc.                             429  156,130       0.2%
#*  BofI Holding, Inc.                          218   20,015       0.0%
#   BOK Financial Corp.                         631   41,135       0.1%
    Boston Private Financial Holdings, Inc.   1,500   19,725       0.0%
*   Bridge Capital Holdings                     114    3,084       0.0%
    Brookline Bancorp, Inc.                   1,601   17,243       0.0%
    Brown & Brown, Inc.                       2,525   80,674       0.1%
    Bryn Mawr Bank Corp.                        100    3,009       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Financials -- (Continued)
    California First National Bancorp            3  $     41       0.0%
*   Capital Bank Financial Corp. Class A        36       976       0.0%
    Capital One Financial Corp.              2,200   177,870       0.2%
#   Capitol Federal Financial, Inc.          3,561    42,732       0.1%
    Cardinal Financial Corp.                   700    14,441       0.0%
    Cash America International, Inc.           700    18,144       0.0%
    Cathay General Bancorp                   1,647    47,071       0.1%
    CBOE Holdings, Inc.                        700    39,389       0.0%
*   CBRE Group, Inc. Class A                   863    33,087       0.0%
    Centerstate Banks, Inc.                    371     4,511       0.0%
    Central Pacific Financial Corp.            628    14,381       0.0%
    Charles Schwab Corp. (The)               1,800    54,900       0.1%
    Chemical Financial Corp.                   800    24,720       0.0%
#   Chicopee Bancorp, Inc.                      89     1,454       0.0%
    Chubb Corp. (The)                          812    79,860       0.1%
#   Cincinnati Financial Corp.                 960    48,614       0.1%
    CIT Group, Inc.                          1,352    60,881       0.1%
    Citigroup, Inc.                          9,544   508,886       0.6%
    Citizens Community Bancorp, Inc.           300     2,715       0.0%
#*  Citizens, Inc.                           1,400     7,896       0.0%
#   City Holding Co.                           400    18,388       0.0%
    City National Corp.                        900    83,880       0.1%
#   Clifton Bancorp, Inc.                      214     2,921       0.0%
    CME Group, Inc.                          1,000    90,910       0.1%
#   CNO Financial Group, Inc.                3,900    66,300       0.1%
    Columbia Banking System, Inc.            1,146    34,036       0.0%
#   Comerica, Inc.                           1,107    52,483       0.1%
#   Commerce Bancshares, Inc.                1,550    66,200       0.1%
#   Community Bank System, Inc.                700    24,465       0.0%
    Community Trust Bancorp, Inc.              250     8,020       0.0%
*   Cowen Group, Inc. Class A                1,879    10,504       0.0%
    Crawford & Co. Class A                     200     1,450       0.0%
    Crawford & Co. Class B                     200     1,634       0.0%
#*  Credit Acceptance Corp.                    145    34,249       0.0%
#   Cullen/Frost Bankers, Inc.                 920    67,105       0.1%
*   Customers Bancorp, Inc.                      7       176       0.0%
#   CVB Financial Corp.                      2,460    38,499       0.0%
    Dime Community Bancshares, Inc.            700    11,144       0.0%
    Discover Financial Services              2,075   120,288       0.1%
    Donegal Group, Inc. Class A                700    10,577       0.0%
*   E*TRADE Financial Corp.                  1,642    47,273       0.1%
    East West Bancorp, Inc.                  2,523   102,409       0.1%
#   Eaton Vance Corp.                        1,072    44,038       0.1%
    EMC Insurance Group, Inc.                  235     8,140       0.0%
    Employers Holdings, Inc.                   106     2,587       0.0%
#*  Encore Capital Group, Inc.                 608    24,588       0.0%
    Endurance Specialty Holdings, Ltd.         915    55,248       0.1%
*   Enova International, Inc.                  640    11,846       0.0%
*   Enstar Group, Ltd.                         200    28,408       0.0%
    Enterprise Bancorp, Inc.                    41       880       0.0%
    Erie Indemnity Co. Class A                 592    48,988       0.1%
    Evercore Partners, Inc. Class A            500    24,120       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Financials -- (Continued)
    Everest Re Group, Ltd.                     500  $ 89,455       0.1%
#*  Ezcorp, Inc. Class A                       700     6,440       0.0%
#   FBL Financial Group, Inc. Class A          500    29,135       0.0%
    Federal Agricultural Mortgage Corp.
      Class C                                  200     6,288       0.0%
#   Federated Investors, Inc. Class B        1,400    48,160       0.1%
    Federated National Holding Co.             200     5,760       0.0%
    Fifth Third Bancorp                      5,199   103,980       0.1%
    Financial Engines, Inc.                    400    16,868       0.0%
*   First Acceptance Corp.                   1,000     2,870       0.0%
#   First American Financial Corp.           1,833    63,770       0.1%
    First Bancorp, Inc.                        147     2,452       0.0%
*   First BanCorp.(318672706)                  200     1,202       0.0%
#   First Bancorp.(318910106)                  600     9,738       0.0%
*   First Cash Financial Services, Inc.        644    31,131       0.0%
    First Commonwealth Financial Corp.       2,703    24,381       0.0%
    First Financial Bancorp                  1,100    18,986       0.0%
#   First Financial Bankshares, Inc.         1,204    34,868       0.0%
    First Financial Corp.                      300    10,185       0.0%
    First Financial Northwest, Inc.            100     1,190       0.0%
#   First Horizon National Corp.             3,726    53,095       0.1%
    First Merchants Corp.                       69     1,557       0.0%
    First Midwest Bancorp, Inc.              1,160    19,836       0.0%
#   First Niagara Financial Group, Inc.      4,158    37,817       0.0%
    First Republic Bank                        603    35,149       0.0%
    First South Bancorp, Inc.                  400     3,348       0.0%
    FirstMerit Corp.                         1,386    26,847       0.0%
    Flushing Financial Corp.                   700    13,412       0.0%
#   FNB Corp.                                3,468    46,020       0.1%
    FNF Group                                1,043    37,538       0.0%
*   FNFV Group                               1,618    24,189       0.0%
#*  Forest City Enterprises, Inc. Class A    1,874    44,526       0.1%
*   Forest City Enterprises, Inc. Class B      409     9,685       0.0%
*   Forestar Group, Inc.                       900    13,284       0.0%
    Franklin Resources, Inc.                 1,592    82,084       0.1%
    Fulton Financial Corp.                   3,993    48,555       0.1%
#   FXCM, Inc. Class A                         151       304       0.0%
    Gain Capital Holdings, Inc.                 23       227       0.0%
    GAMCO Investors, Inc. Class A              200    15,462       0.0%
*   Genworth Financial, Inc. Class A           978     8,597       0.0%
#   German American Bancorp, Inc.              482    13,790       0.0%
    Glacier Bancorp, Inc.                    1,400    36,876       0.0%
*   Global Indemnity P.L.C.                    550    15,098       0.0%
    Goldman Sachs Group, Inc. (The)          1,240   243,561       0.3%
    Great Southern Bancorp, Inc.               200     7,884       0.0%
*   Green Dot Corp. Class A                    141     2,270       0.0%
    Greenhill & Co., Inc.                      170     6,724       0.0%
#*  Greenlight Capital Re, Ltd. Class A        700    21,273       0.0%
#   Griffin Land & Nurseries, Inc.              93     2,911       0.0%
    Hancock Holding Co.                      1,936    56,357       0.1%
    Hanmi Financial Corp.                      469     9,980       0.0%
    Hanover Insurance Group, Inc. (The)        600    41,142       0.1%
    Hartford Financial Services Group,
      Inc. (The)                             3,340   136,172       0.2%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Financials -- (Continued)
    HCC Insurance Holdings, Inc.              1,500 $ 85,440       0.1%
#   HCI Group, Inc.                             253   11,026       0.0%
    Heartland Financial USA, Inc.               493   16,964       0.0%
    Heritage Financial Group, Inc.              114    3,135       0.0%
    HF Financial Corp.                           99    1,444       0.0%
    HFF, Inc. Class A                           650   25,473       0.0%
*   Hilltop Holdings, Inc.                    1,349   27,128       0.0%
    Home Bancorp, Inc.                          200    4,330       0.0%
    Home BancShares, Inc.                     1,200   39,456       0.0%
    Horace Mann Educators Corp.                 700   23,779       0.0%
*   Howard Hughes Corp. (The)                   389   57,755       0.1%
    Hudson City Bancorp, Inc.                 7,639   71,043       0.1%
    Hudson Valley Holding Corp.                 110    2,721       0.0%
    Huntington Bancshares, Inc.               3,259   35,393       0.0%
    Iberiabank Corp.                            700   43,617       0.1%
    Independent Bank Corp.                      618   25,783       0.0%
    Interactive Brokers Group, Inc. Class A   1,364   46,308       0.1%
    Intercontinental Exchange, Inc.             466  104,631       0.1%
    International Bancshares Corp.            1,757   45,647       0.1%
    Invesco, Ltd.                             2,351   97,378       0.1%
*   Investment Technology Group, Inc.           701   19,971       0.0%
#   Investors Bancorp, Inc.                   3,305   39,131       0.0%
#   Janus Capital Group, Inc.                 3,400   60,860       0.1%
    Jones Lang LaSalle, Inc.                    300   49,818       0.1%
    JPMorgan Chase & Co.                     12,225  773,353       0.8%
*   KCG Holdings, Inc. Class A                  207    2,658       0.0%
#*  Kearny Financial Corp.                      606    8,084       0.0%
    Kemper Corp.                              1,168   43,999       0.1%
    Kennedy-Wilson Holdings, Inc.               930   23,045       0.0%
    KeyCorp                                   4,995   72,178       0.1%
    Lakeland Financial Corp.                    208    8,122       0.0%
    LegacyTexas Financial Group, Inc.           571   14,532       0.0%
    Legg Mason, Inc.                            979   51,544       0.1%
    Leucadia National Corp.                   2,445   58,118       0.1%
    Lincoln National Corp.                    1,705   96,315       0.1%
    LNB Bancorp, Inc.                           200    3,596       0.0%
    Loews Corp.                               2,000   83,280       0.1%
#   LPL Financial Holdings, Inc.              1,367   55,322       0.1%
#   M&T Bank Corp.                              888  106,267       0.1%
#   Maiden Holdings, Ltd.                     1,300   18,889       0.0%
    MainSource Financial Group, Inc.            700   13,475       0.0%
    MarketAxess Holdings, Inc.                  511   43,869       0.1%
    Marsh & McLennan Cos., Inc.               1,000   56,160       0.1%
#*  Maui Land & Pineapple Co., Inc.             240    1,361       0.0%
    MB Financial, Inc.                        1,304   39,290       0.0%
*   MBIA, Inc.                                3,887   34,011       0.0%
    McGraw Hill Financial, Inc.                 300   31,290       0.0%
    Meadowbrook Insurance Group, Inc.         1,400   11,956       0.0%
    Merchants Bancshares, Inc.                  114    3,358       0.0%
#   Mercury General Corp.                       940   51,644       0.1%
    MetLife, Inc.                             2,927  150,126       0.2%
    Metro Bancorp, Inc.                          84    2,154       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Financials -- (Continued)
#*  MGIC Investment Corp.                    3,800  $ 39,596       0.0%
    MidSouth Bancorp, Inc.                      72       934       0.0%
    Montpelier Re Holdings, Ltd.               729    27,782       0.0%
    Moody's Corp.                              400    43,008       0.1%
    Morgan Stanley                           4,000   149,240       0.2%
    MSCI, Inc.                                 919    56,234       0.1%
    NASDAQ OMX Group, Inc. (The)             1,199    58,307       0.1%
#   National Interstate Corp.                  500    14,010       0.0%
    National Penn Bancshares, Inc.           3,425    35,620       0.0%
    National Western Life Insurance Co.
      Class A                                   11     2,636       0.0%
*   Nationstar Mortgage Holdings, Inc.         628    15,763       0.0%
    Navient Corp.                            2,048    40,018       0.0%
*   Navigators Group, Inc. (The)               400    31,220       0.0%
    NBT Bancorp, Inc.                        1,078    26,034       0.0%
    Nelnet, Inc. Class A                     1,000    44,770       0.1%
#*  NewStar Financial, Inc.                    868     9,982       0.0%
    Northeast Community Bancorp, Inc.          500     3,795       0.0%
    Northern Trust Corp.                     1,480   108,262       0.1%
#   Northfield Bancorp, Inc.                   134     1,934       0.0%
    Northwest Bancshares, Inc.               2,350    28,928       0.0%
#   Ocean Shore Holding Co.                    183     2,858       0.0%
#*  Ocwen Financial Corp.                    1,500    12,735       0.0%
    OFG Bancorp                              1,300    18,317       0.0%
    Old National Bancorp.                    2,280    31,145       0.0%
    Old Republic International Corp.         3,800    58,102       0.1%
    OneBeacon Insurance Group, Ltd. Class A    140     2,111       0.0%
    Oppenheimer Holdings, Inc. Class A         400     9,556       0.0%
    Oritani Financial Corp.                  1,400    20,860       0.0%
    Pacific Continental Corp.                  357     4,605       0.0%
*   Pacific Mercantile Bancorp                  91       654       0.0%
#   PacWest Bancorp                          1,291    58,224       0.1%
#   Park National Corp.                        340    28,070       0.0%
    PartnerRe, Ltd.                            770    98,560       0.1%
#   Peapack Gladstone Financial Corp.          234     4,898       0.0%
#   Penns Woods Bancorp, Inc.                   71     3,095       0.0%
#   People's United Financial, Inc.          3,487    52,689       0.1%
*   PHH Corp.                                1,109    27,858       0.0%
*   PICO Holdings, Inc.                        700    12,607       0.0%
    Pinnacle Financial Partners, Inc.          630    30,019       0.0%
    PNC Financial Services Group, Inc. (The) 1,700   155,941       0.2%
*   Popular, Inc.                            1,838    59,606       0.1%
#*  PRA Group, Inc.                          1,000    54,775       0.1%
    Primerica, Inc.                          1,219    56,342       0.1%
    Principal Financial Group, Inc.          2,598   132,810       0.1%
    PrivateBancorp, Inc.                     1,429    52,973       0.1%
    ProAssurance Corp.                       1,200    53,940       0.1%
    Progressive Corp. (The)                  3,824   101,948       0.1%
    Prosperity Bancshares, Inc.              1,062    56,647       0.1%
    Provident Financial Services, Inc.       1,800    32,400       0.0%
    Prudential Financial, Inc.               1,400   114,240       0.1%
    Pulaski Financial Corp.                    143     1,890       0.0%
    QC Holdings, Inc.                          500     1,015       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Financials -- (Continued)
#   Radian Group, Inc.                       1,100  $ 19,646       0.0%
    Raymond James Financial, Inc.            1,229    69,475       0.1%
*   Realogy Holdings Corp.                   1,039    49,259       0.1%
    Regions Financial Corp.                  3,591    35,300       0.0%
    Reinsurance Group of America, Inc.         570    52,223       0.1%
    RenaissanceRe Holdings, Ltd.               778    79,737       0.1%
    Renasant Corp.                             700    20,797       0.0%
    Resource America, Inc. Class A             500     4,270       0.0%
    Riverview Bancorp, Inc.                    500     2,215       0.0%
    RLI Corp.                                  620    30,789       0.0%
    S&T Bancorp, Inc.                          700    18,830       0.0%
    Safety Insurance Group, Inc.               300    17,445       0.0%
#   Sandy Spring Bancorp, Inc.                 600    15,636       0.0%
    SEI Investments Co.                        664    30,318       0.0%
    Selective Insurance Group, Inc.          1,010    27,209       0.0%
#*  Signature Bank                             442    59,268       0.1%
    Simmons First National Corp. Class A       300    13,125       0.0%
#   SLM Corp.                                6,827    69,567       0.1%
    South State Corp.                          469    31,761       0.0%
#*  Springleaf Holdings, Inc.                  724    36,200       0.0%
#*  St Joe Co. (The)                           800    13,960       0.0%
    StanCorp Financial Group, Inc.             900    64,872       0.1%
#   State Auto Financial Corp.                 700    16,534       0.0%
    State Bank Financial Corp.                  50     1,001       0.0%
    State Street Corp.                       1,494   115,217       0.1%
    Stewart Information Services Corp.         400    14,600       0.0%
*   Stifel Financial Corp.                     975    51,519       0.1%
    Suffolk Bancorp                            200     4,792       0.0%
*   Sun Bancorp, Inc.                          144     2,726       0.0%
    SunTrust Banks, Inc.                     1,680    69,720       0.1%
    Susquehanna Bancshares, Inc.             3,894    52,335       0.1%
*   SVB Financial Group                        400    53,104       0.1%
    Symetra Financial Corp.                  1,723    40,921       0.0%
    Synovus Financial Corp.                  2,213    61,212       0.1%
#   T Rowe Price Group, Inc.                   400    32,472       0.0%
    TCF Financial Corp.                      2,700    42,282       0.1%
    TD Ameritrade Holding Corp.                642    23,272       0.0%
*   Tejon Ranch Co.                            451    11,140       0.0%
*   Texas Capital Bancshares, Inc.             698    36,757       0.0%
    TFS Financial Corp.                      2,603    38,056       0.0%
#   Tompkins Financial Corp.                   305    15,906       0.0%
#   Torchmark Corp.                            654    36,696       0.0%
    TowneBank                                  721    11,933       0.0%
    Travelers Cos., Inc. (The)               3,008   304,139       0.3%
#   TrustCo Bank Corp. NY                    2,597    17,322       0.0%
#   Trustmark Corp.                          1,251    29,774       0.0%
    U.S. Bancorp.                            8,200   351,534       0.4%
    UMB Financial Corp.                        800    39,832       0.0%
    Umpqua Holdings Corp.                    3,092    52,595       0.1%
    Union Bankshares Corp.                   1,129    24,567       0.0%
#   Union Bankshares, Inc.                      64     1,743       0.0%
#   United Bankshares, Inc.                  1,707    64,149       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Financials -- (Continued)
    United Community Banks, Inc.                223 $     4,150       0.0%
    United Financial Bancorp, Inc.            1,084      13,821       0.0%
    United Fire Group, Inc.                     700      20,909       0.0%
    Universal Insurance Holdings, Inc.        1,300      31,226       0.0%
    Univest Corp. of Pennsylvania               600      11,706       0.0%
    Unum Group                                1,500      51,240       0.1%
    Validus Holdings, Ltd.                    1,519      63,540       0.1%
    Valley National Bancorp                   4,371      41,219       0.1%
    Virtus Investment Partners, Inc.             67       8,953       0.0%
    Voya Financial, Inc.                        600      25,404       0.0%
    Waddell & Reed Financial, Inc. Class A      652      32,157       0.0%
*   Walker & Dunlop, Inc.                       600      11,484       0.0%
    Washington Federal, Inc.                  1,883      40,673       0.0%
    Washington Trust Bancorp, Inc.              217       8,033       0.0%
    Waterstone Financial, Inc.                1,097      13,976       0.0%
    Webster Financial Corp.                   1,903      68,184       0.1%
    Wells Fargo & Co.                        24,543   1,352,319       1.5%
#   WesBanco, Inc.                            1,023      32,235       0.0%
#   Westamerica Bancorporation                  530      23,082       0.0%
*   Western Alliance Bancorp                  1,365      42,206       0.1%
    Westwood Holdings Group, Inc.                77       4,511       0.0%
    Willis Group Holdings P.L.C.                700      34,041       0.0%
    Wilshire Bancorp, Inc.                    1,608      16,964       0.0%
    Wintrust Financial Corp.                  1,001      48,789       0.1%
#   WisdomTree Investments, Inc.                936      17,821       0.0%
#   WR Berkley Corp.                          1,500      73,485       0.1%
    XL Group P.L.C.                           1,823      67,597       0.1%
    Zions Bancorporation                      1,900      53,836       0.1%
                                                    -----------      ----
Total Financials                                     16,981,489      18.3%
                                                    -----------      ----
Industrials -- (15.3%)
    3M Co.                                    1,500     234,585       0.3%
    AAON, Inc.                                  740      17,738       0.0%
    AAR Corp.                                   800      24,192       0.0%
    ABM Industries, Inc.                        800      25,640       0.0%
*   ACCO Brands Corp.                           759       5,973       0.0%
    Actuant Corp. Class A                     1,500      35,730       0.0%
    Acuity Brands, Inc.                         145      24,208       0.0%
#   ADT Corp. (The)                           1,551      58,318       0.1%
#*  Advisory Board Co. (The)                    400      20,756       0.0%
#*  AECOM                                     2,099      66,244       0.1%
*   Aegion Corp.                                700      12,894       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.         1,200      23,592       0.0%
#   AGCO Corp.                                1,100      56,661       0.1%
*   Air Transport Services Group, Inc.          451       4,203       0.0%
    Alamo Group, Inc.                           200      12,356       0.0%
    Alaska Air Group, Inc.                    2,600     166,556       0.2%
    Albany International Corp. Class A          486      19,051       0.0%
    Allegiant Travel Co.                        400      61,504       0.1%
    Allegion P.L.C.                             433      26,478       0.0%
    Allison Transmission Holdings, Inc.       2,807      86,119       0.1%
    Altra Industrial Motion Corp.               800      21,096       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Industrials -- (Continued)
    AMERCO                                     600  $193,224       0.2%
    American Airlines Group, Inc.            1,620    78,222       0.1%
    American Railcar Industries, Inc.          600    31,824       0.0%
*   American Woodmark Corp.                    490    24,843       0.0%
    AMETEK, Inc.                             1,331    69,771       0.1%
    AO Smith Corp.                           1,100    70,290       0.1%
    Apogee Enterprises, Inc.                   600    31,572       0.0%
    Applied Industrial Technologies, Inc.      900    37,593       0.1%
*   ARC Document Solutions, Inc.               900     7,686       0.0%
    ArcBest Corp.                              600    21,420       0.0%
*   Armstrong World Industries, Inc.           928    50,799       0.1%
    Astec Industries, Inc.                     500    21,040       0.0%
*   Astronics Corp.                            220    14,808       0.0%
#*  Astronics Corp. Class B                    121     8,331       0.0%
*   Atlas Air Worldwide Holdings, Inc.         450    21,933       0.0%
*   Avis Budget Group, Inc.                  1,800    97,452       0.1%
    AZZ, Inc.                                  600    27,834       0.0%
    B/E Aerospace, Inc.                        300    17,937       0.0%
    Babcock & Wilcox Co. (The)               1,200    38,784       0.1%
    Barnes Group, Inc.                       1,220    48,922       0.1%
*   Beacon Roofing Supply, Inc.                828    24,608       0.0%
*   Blount International, Inc.               1,600    21,216       0.0%
    Boeing Co. (The)                         1,200   172,008       0.2%
    Brady Corp. Class A                      1,100    29,293       0.0%
#   Briggs & Stratton Corp.                  1,200    23,460       0.0%
#   Brink's Co. (The)                          997    26,391       0.0%
*   Builders FirstSource, Inc.               1,800    22,968       0.0%
*   CAI International, Inc.                    600    14,292       0.0%
    Carlisle Cos., Inc.                        500    48,250       0.1%
*   Casella Waste Systems, Inc. Class A        700     3,836       0.0%
#   Caterpillar, Inc.                        2,355   204,602       0.2%
    CDI Corp.                                  700     9,548       0.0%
    Ceco Environmental Corp.                   329     3,879       0.0%
    Celadon Group, Inc.                        500    12,920       0.0%
#   CH Robinson Worldwide, Inc.                500    32,195       0.0%
#   Chicago Bridge & Iron Co. NV               112     5,337       0.0%
    Cintas Corp.                               600    47,970       0.1%
    Civeo Corp.                              1,562     7,295       0.0%
    CLARCOR, Inc.                              700    45,500       0.1%
#*  Clean Harbors, Inc.                        400    22,100       0.0%
#*  Colfax Corp.                               702    34,812       0.0%
    Columbus McKinnon Corp.                    500    12,680       0.0%
    Comfort Systems USA, Inc.                  600    12,414       0.0%
*   Commercial Vehicle Group, Inc.             400     2,304       0.0%
    Con-way, Inc.                            1,428    58,691       0.1%
    Copa Holdings SA Class A                   165    18,297       0.0%
*   Copart, Inc.                               969    34,467       0.0%
    Corporate Executive Board Co. (The)        400    33,532       0.0%
    Covanta Holding Corp.                    2,083    42,264       0.1%
*   Covenant Transportation Group, Inc.
      Class A                                  115     3,504       0.0%
*   CRA International, Inc.                    300     8,760       0.0%
    Crane Co.                                  900    54,999       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
    CSX Corp.                                 5,500 $  198,495       0.2%
    Cubic Corp.                                 600     29,748       0.0%
    Cummins, Inc.                               416     57,516       0.1%
    Curtiss-Wright Corp.                      1,000     73,060       0.1%
    Danaher Corp.                             2,300    188,324       0.2%
#   Deere & Co.                                 842     76,218       0.1%
    Delta Air Lines, Inc.                     5,668    253,020       0.3%
    Deluxe Corp.                                900     58,275       0.1%
*   DigitalGlobe, Inc.                        1,670     53,724       0.1%
#   Donaldson Co., Inc.                       1,061     39,650       0.1%
    Douglas Dynamics, Inc.                      128      2,784       0.0%
    Dover Corp.                               1,331    100,783       0.1%
    Dun & Bradstreet Corp. (The)                224     28,598       0.0%
*   DXP Enterprises, Inc.                       200      9,010       0.0%
*   Dycom Industries, Inc.                      700     32,186       0.0%
    Eastern Co. (The)                           142      2,834       0.0%
    Eaton Corp. P.L.C.                        1,616    111,068       0.1%
*   Echo Global Logistics, Inc.                 400     11,560       0.0%
    EMCOR Group, Inc.                         1,300     58,019       0.1%
    Emerson Electric Co.                      2,200    129,426       0.2%
#   Encore Wire Corp.                           400     18,004       0.0%
#*  Energy Recovery, Inc.                       992      2,946       0.0%
#   EnerSys                                   1,000     67,900       0.1%
    Engility Holdings, Inc.                     266      7,413       0.0%
    EnPro Industries, Inc.                      400     25,604       0.0%
    Equifax, Inc.                               500     48,465       0.1%
    ESCO Technologies, Inc.                     700     25,690       0.0%
*   Esterline Technologies Corp.                400     44,516       0.1%
    Exelis, Inc.                              4,324    106,025       0.1%
    Expeditors International of Washington,
      Inc.                                      700     32,081       0.0%
#   Fastenal Co.                                600     25,572       0.0%
    Federal Signal Corp.                        800     12,576       0.0%
    FedEx Corp.                               1,526    258,764       0.3%
    Flowserve Corp.                             600     35,118       0.0%
    Fluor Corp.                                 926     55,690       0.1%
#   Fortune Brands Home & Security, Inc.        510     22,746       0.0%
    Forward Air Corp.                           500     25,185       0.0%
#   Franklin Electric Co., Inc.                 719     25,999       0.0%
    FreightCar America, Inc.                    300      7,827       0.0%
*   FTI Consulting, Inc.                        920     37,821       0.1%
#*  Fuel Tech, Inc.                             600      1,602       0.0%
    G&K Services, Inc. Class A                  500     35,300       0.0%
    GATX Corp.                                1,007     54,781       0.1%
#*  Generac Holdings, Inc.                      793     33,060       0.0%
#   General Cable Corp.                       1,052     17,158       0.0%
    General Dynamics Corp.                    1,200    164,784       0.2%
    General Electric Co.                     41,223  1,116,319       1.2%
#*  Genesee & Wyoming, Inc. Class A             800     74,360       0.1%
*   Gibraltar Industries, Inc.                  800     13,248       0.0%
    Gorman-Rupp Co. (The)                       625     16,944       0.0%
*   GP Strategies Corp.                         600     19,554       0.0%
    Graco, Inc.                                 400     28,648       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Industrials -- (Continued)
#*  GrafTech International, Ltd.             2,352  $ 11,384       0.0%
    Granite Construction, Inc.                 700    24,297       0.0%
*   Great Lakes Dredge & Dock Corp.          1,000     5,800       0.0%
#   Greenbrier Cos., Inc. (The)                700    40,383       0.1%
    Griffon Corp.                            1,100    18,491       0.0%
    H&E Equipment Services, Inc.               375     9,270       0.0%
    Hardinge, Inc.                             300     3,228       0.0%
    Harsco Corp.                             2,094    33,672       0.0%
*   HC2 Holdings, Inc.                          69       763       0.0%
*   HD Supply Holdings, Inc.                 1,200    39,600       0.1%
    Heartland Express, Inc.                  1,500    31,380       0.0%
#   HEICO Corp.                                262    14,630       0.0%
    HEICO Corp. Class A                        471    21,605       0.0%
*   Heritage-Crystal Clean, Inc.                99     1,160       0.0%
    Herman Miller, Inc.                        900    24,669       0.0%
*   Hertz Global Holdings, Inc.              2,888    60,186       0.1%
#   Hexcel Corp.                             1,373    68,856       0.1%
*   Hill International, Inc.                   900     3,465       0.0%
    Hillenbrand, Inc.                        1,103    32,417       0.0%
    HNI Corp.                                  649    30,269       0.0%
    Honeywell International, Inc.            1,737   175,298       0.2%
    Houston Wire & Cable Co.                   221     2,086       0.0%
*   Hub Group, Inc. Class A                    700    27,930       0.0%
    Hubbell, Inc. Class A                      100    11,148       0.0%
    Hubbell, Inc. Class B                      400    43,532       0.1%
*   Hudson Global, Inc.                        700     1,827       0.0%
    Huntington Ingalls Industries, Inc.        999   131,458       0.2%
    Hurco Cos., Inc.                           200     6,472       0.0%
*   Huron Consulting Group, Inc.               413    25,036       0.0%
    Hyster-Yale Materials Handling, Inc.       400    29,336       0.0%
*   ICF International, Inc.                    350    13,475       0.0%
    IDEX Corp.                                 986    73,960       0.1%
*   IHS, Inc. Class A                          300    37,641       0.1%
    Illinois Tool Works, Inc.                1,200   112,296       0.1%
    Ingersoll-Rand P.L.C.                    1,300    85,592       0.1%
#*  InnerWorkings, Inc.                        640     4,051       0.0%
#*  Innovative Solutions & Support, Inc.       400     1,552       0.0%
    Insperity, Inc.                            400    19,264       0.0%
    Insteel Industries, Inc.                   400     8,104       0.0%
*   Integrated Electrical Services, Inc.       607     4,983       0.0%
    Interface, Inc.                          1,285    27,923       0.0%
    ITT Corp.                                1,500    59,475       0.1%
*   Jacobs Engineering Group, Inc.             833    35,702       0.0%
    JB Hunt Transport Services, Inc.           420    36,624       0.0%
#*  JetBlue Airways Corp.                    7,800   160,134       0.2%
#   Joy Global, Inc.                           300    12,792       0.0%
#   Kaman Corp.                                600    25,026       0.0%
    Kansas City Southern                     1,000   102,490       0.1%
    KAR Auction Services, Inc.               1,819    67,685       0.1%
    KBR, Inc.                                  800    13,976       0.0%
    Kelly Services, Inc. Class A               632    10,377       0.0%
    Kennametal, Inc.                         1,500    53,115       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Industrials -- (Continued)
*   Key Technology, Inc.                       200  $  2,640       0.0%
    Kforce, Inc.                               856    19,465       0.0%
*   Kirby Corp.                              1,000    78,530       0.1%
*   KLX, Inc.                                  450    18,860       0.0%
    Knight Transportation, Inc.              2,000    57,800       0.1%
    Knoll, Inc.                                628    14,300       0.0%
    Korn/Ferry International                   806    25,413       0.0%
    L-3 Communications Holdings, Inc.          800    91,928       0.1%
    Landstar System, Inc.                      400    24,924       0.0%
*   Lawson Products, Inc.                      185     4,338       0.0%
#*  Layne Christensen Co.                      500     3,360       0.0%
    LB Foster Co. Class A                      200     8,546       0.0%
    Lennox International, Inc.                 560    59,338       0.1%
    Lincoln Electric Holdings, Inc.            969    64,787       0.1%
#   Lindsay Corp.                              300    23,757       0.0%
#*  LMI Aerospace, Inc.                        300     3,387       0.0%
    Lockheed Martin Corp.                      524    97,778       0.1%
    LSI Industries, Inc.                       700     6,272       0.0%
    Manitowoc Co., Inc. (The)                2,048    40,407       0.1%
#   Manpowergroup, Inc.                        888    75,773       0.1%
    Marten Transport, Ltd.                     900    20,034       0.0%
    Masco Corp.                                985    26,093       0.0%
*   MasTec, Inc.                             1,477    26,497       0.0%
*   Mastech Holdings, Inc.                      55       547       0.0%
    Matson, Inc.                             1,017    41,189       0.1%
    Matthews International Corp. Class A       700    33,971       0.0%
    McGrath RentCorp                           700    23,177       0.0%
*   Meritor, Inc.                              830    10,890       0.0%
*   Mfri, Inc.                                 200     1,186       0.0%
*   Middleby Corp. (The)                       445    45,096       0.1%
    Miller Industries, Inc.                    300     6,714       0.0%
*   Mistras Group, Inc.                         69     1,239       0.0%
#   Mobile Mini, Inc.                          781    30,100       0.0%
*   Moog, Inc. Class A                         700    48,916       0.1%
    MSA Safety, Inc.                           740    33,848       0.0%
#   MSC Industrial Direct Co., Inc. Class A    489    34,748       0.0%
    Mueller Industries, Inc.                 1,118    39,175       0.1%
    Mueller Water Products, Inc. Class A     3,445    32,245       0.0%
    Multi-Color Corp.                          432    27,121       0.0%
*   Navigant Consulting, Inc.                1,100    15,906       0.0%
    Nielsen NV                               1,793    80,577       0.1%
*   NL Industries, Inc.                        941     6,935       0.0%
    Nordson Corp.                              700    55,755       0.1%
    Norfolk Southern Corp.                   1,661   167,512       0.2%
*   Nortek, Inc.                               300    25,386       0.0%
    Northrop Grumman Corp.                     995   153,270       0.2%
*   Northwest Pipe Co.                         100     2,424       0.0%
#*  NOW, Inc.                                  425    10,158       0.0%
*   Old Dominion Freight Line, Inc.          1,019    72,481       0.1%
    Omega Flex, Inc.                           169     5,035       0.0%
*   On Assignment, Inc.                      1,100    37,015       0.1%
    Orbital ATK, Inc.                          928    67,892       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Industrials -- (Continued)
#*  Orion Energy Systems, Inc.                 900  $  2,718       0.0%
*   Orion Marine Group, Inc.                 1,000     8,420       0.0%
#   Oshkosh Corp.                            1,336    71,930       0.1%
    Owens Corning                            2,256    87,217       0.1%
    PACCAR, Inc.                             1,530    99,986       0.1%
*   PAM Transportation Services, Inc.          300    17,577       0.0%
    Park-Ohio Holdings Corp.                   200     9,266       0.0%
#   Parker Hannifin Corp.                    1,094   130,580       0.2%
*   Patrick Industries, Inc.                   417    25,045       0.0%
    Pentair P.L.C.                           1,588    98,694       0.1%
*   PGT, Inc.                                  148     1,675       0.0%
    Pitney Bowes, Inc.                       1,237    27,672       0.0%
#*  PMFG, Inc.                                 256     1,137       0.0%
#   Powell Industries, Inc.                    300     9,957       0.0%
#*  PowerSecure International, Inc.            500     6,555       0.0%
    Precision Castparts Corp.                  645   133,315       0.2%
    Preformed Line Products Co.                191     8,012       0.0%
#   Primoris Services Corp.                  1,216    23,384       0.0%
#*  Proto Labs, Inc.                           146    10,220       0.0%
    Quad/Graphics, Inc.                        200     4,308       0.0%
    Quanex Building Products Corp.           1,000    19,300       0.0%
*   Quanta Services, Inc.                    1,200    34,692       0.0%
#   Raven Industries, Inc.                     600    11,964       0.0%
    Raytheon Co.                             1,200   124,800       0.1%
    RBC Bearings, Inc.                         500    36,495       0.0%
    RCM Technologies, Inc.                     400     2,468       0.0%
    Regal-Beloit Corp.                         637    49,813       0.1%
*   Republic Airways Holdings, Inc.          1,000    12,240       0.0%
    Republic Services, Inc.                  2,910   118,233       0.1%
*   Rexnord Corp.                            1,378    36,503       0.0%
*   Roadrunner Transportation Systems, Inc.    799    19,552       0.0%
    Robert Half International, Inc.            500    27,725       0.0%
#   Rockwell Automation, Inc.                  500    59,300       0.1%
    Rockwell Collins, Inc.                     500    48,665       0.1%
    Rollins, Inc.                            1,590    39,432       0.1%
    Roper Technologies, Inc.                   900   151,353       0.2%
*   RPX Corp.                                  330     5,135       0.0%
    RR Donnelley & Sons Co.                  2,292    42,677       0.1%
*   Rush Enterprises, Inc. Class A             750    19,605       0.0%
    Ryder System, Inc.                       1,300   123,968       0.1%
*   Saia, Inc.                                 450    18,338       0.0%
#*  Sensata Technologies Holding NV            389    21,477       0.0%
    Simpson Manufacturing Co., Inc.          1,000    32,780       0.0%
#   SkyWest, Inc.                              900    12,285       0.0%
*   SL Industries, Inc.                        200     8,306       0.0%
    Snap-on, Inc.                              700   104,685       0.1%
#*  SolarCity Corp.                            204    12,250       0.0%
    Southwest Airlines Co.                   4,013   162,767       0.2%
*   Spirit Aerosystems Holdings, Inc.
      Class A                                1,500    76,335       0.1%
*   Spirit Airlines, Inc.                      800    54,776       0.1%
    SPX Corp.                                  746    57,442       0.1%
    Standex International Corp.                300    24,261       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Industrials -- (Continued)
    Stanley Black & Decker, Inc.             1,100  $108,570       0.1%
    Steelcase, Inc. Class A                  2,300    40,411       0.1%
#*  Stericycle, Inc.                           300    40,029       0.1%
#   Sun Hydraulics Corp.                       462    17,976       0.0%
#*  Swift Transportation Co.                 1,700    41,140       0.1%
    TAL International Group, Inc.              900    34,686       0.0%
*   Team, Inc.                                 500    19,540       0.0%
*   Tecumseh Products Co.                      300       981       0.0%
*   Teledyne Technologies, Inc.                600    62,982       0.1%
    Tennant Co.                                300    19,287       0.0%
#   Terex Corp.                              1,939    53,245       0.1%
    Tetra Tech, Inc.                         1,600    43,376       0.1%
    Textainer Group Holdings, Ltd.             800    24,240       0.0%
    Textron, Inc.                            2,314   101,770       0.1%
*   Thermon Group Holdings, Inc.               500    11,635       0.0%
    Timken Co. (The)                         1,100    43,219       0.1%
#   Titan International, Inc.                  755     7,844       0.0%
*   Titan Machinery, Inc.                      261     3,824       0.0%
    Toro Co. (The)                             400    26,816       0.0%
#   Towers Watson & Co. Class A                400    50,762       0.1%
    TransDigm Group, Inc.                      100    21,213       0.0%
*   Trex Co., Inc.                             444    20,832       0.0%
*   Trimas Corp.                               456    12,846       0.0%
#   Trinity Industries, Inc.                 3,800   102,942       0.1%
#   Triumph Group, Inc.                        920    54,501       0.1%
*   TrueBlue, Inc.                             575    16,549       0.0%
*   Tutor Perini Corp.                         624    13,229       0.0%
    Tyco International P.L.C.                1,105    43,515       0.1%
*   Ultralife Corp.                            400     1,632       0.0%
    UniFirst Corp.                             240    27,175       0.0%
    Union Pacific Corp.                      3,318   352,471       0.4%
*   United Continental Holdings, Inc.        2,100   125,454       0.1%
    United Parcel Service, Inc. Class B      1,300   130,689       0.2%
#*  United Rentals, Inc.                       704    67,992       0.1%
    United Stationers, Inc.                    900    36,549       0.0%
    United Technologies Corp.                2,085   237,169       0.3%
    Universal Forest Products, Inc.            400    22,128       0.0%
    Universal Truckload Services, Inc.         325     6,903       0.0%
#   US Ecology, Inc.                           400    18,764       0.0%
#*  USG Corp.                                1,065    28,265       0.0%
#*  UTi Worldwide, Inc.                      1,678    15,152       0.0%
#   Valmont Industries, Inc.                   500    63,010       0.1%
*   Vectrus, Inc.                              240     6,134       0.0%
*   Verisk Analytics, Inc. Class A             650    48,776       0.1%
*   Veritiv Corp.                               47     1,868       0.0%
*   Versar, Inc.                               300     1,113       0.0%
    Viad Corp.                                 600    15,942       0.0%
*   Vicor Corp.                                655     9,989       0.0%
*   Virco Manufacturing Corp.                  285       758       0.0%
#*  Volt Information Sciences, Inc.            900    11,088       0.0%
#*  Wabash National Corp.                    1,350    18,927       0.0%
*   WABCO Holdings, Inc.                       400    49,780       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Industrials -- (Continued)
    Wabtec Corp.                                400 $    37,620       0.1%
    Waste Connections, Inc.                   1,400      66,374       0.1%
    Waste Management, Inc.                    1,174      58,148       0.1%
    Watsco, Inc.                                400      48,116       0.1%
    Watts Water Technologies, Inc. Class A      423      23,075       0.0%
#   Werner Enterprises, Inc.                  1,700      45,679       0.1%
#*  Wesco Aircraft Holdings, Inc.                52         815       0.0%
#*  WESCO International, Inc.                   649      46,819       0.1%
    West Corp.                                  508      15,723       0.0%
    Woodward, Inc.                            1,000      47,050       0.1%
#   WW Grainger, Inc.                           120      29,812       0.0%
#*  XPO Logistics, Inc.                         238      11,543       0.0%
    Xylem, Inc.                               1,471      54,456       0.1%
                                                    -----------      ----
Total Industrials                                    15,957,397      17.2%
                                                    -----------      ----
Information Technology -- (17.3%)
#*  3D Systems Corp.                            300       7,527       0.0%
    Accenture P.L.C. Class A                    633      58,647       0.1%
*   ACI Worldwide, Inc.                       1,683      38,759       0.1%
    Activision Blizzard, Inc.                 2,916      66,529       0.1%
*   Actua Corp.                                 900      13,023       0.0%
*   Acxiom Corp.                              1,600      27,936       0.0%
*   ADDvantage Technologies Group, Inc.         400         984       0.0%
*   Adobe Systems, Inc.                         473      35,976       0.0%
    ADTRAN, Inc.                                600       9,966       0.0%
*   Advanced Energy Industries, Inc.          1,100      26,906       0.0%
    Advent Software, Inc.                       859      37,289       0.0%
*   Akamai Technologies, Inc.                   412      30,397       0.0%
*   Alliance Data Systems Corp.                 230      68,381       0.1%
    Altera Corp.                              1,100      45,848       0.1%
    Amdocs, Ltd.                              1,200      66,084       0.1%
*   Amkor Technology, Inc.                    4,400      30,932       0.0%
    Amphenol Corp. Class A                    1,200      66,444       0.1%
    Analog Devices, Inc.                      1,343      83,051       0.1%
*   Anixter International, Inc.                 536      37,842       0.0%
*   ANSYS, Inc.                                 500      42,920       0.1%
*   AOL, Inc.                                 1,287      51,351       0.1%
    Apple, Inc.                              18,319   2,292,623       2.5%
    Applied Materials, Inc.                   2,002      39,620       0.1%
*   ARRIS Group, Inc.                         2,960      99,678       0.1%
*   Arrow Electronics, Inc.                   1,381      82,459       0.1%
*   Aspen Technology, Inc.                    1,102      48,918       0.1%
#   Atmel Corp.                               1,400      10,612       0.0%
*   Autodesk, Inc.                              300      17,049       0.0%
    Automatic Data Processing, Inc.           1,000      84,540       0.1%
    Avago Technologies, Ltd.                    600      70,128       0.1%
*   AVG Technologies NV                       1,003      23,992       0.0%
*   Aviat Networks, Inc.                        210         239       0.0%
*   Avid Technology, Inc.                        62       1,004       0.0%
    Avnet, Inc.                               2,029      86,496       0.1%
    AVX Corp.                                 3,100      42,687       0.1%
    Aware, Inc.                                 900       3,780       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Information Technology -- (Continued)
*   AXT, Inc.                                   300 $    714       0.0%
#   Badger Meter, Inc.                          300   18,666       0.0%
    Belden, Inc.                                400   33,580       0.0%
*   Benchmark Electronics, Inc.               1,368   32,189       0.0%
    Blackbaud, Inc.                             583   29,459       0.0%
*   Blackhawk Network Holdings, Inc. Class B    550   20,190       0.0%
*   Blucora, Inc.                             1,000   13,670       0.0%
    Booz Allen Hamilton Holding Corp.           850   23,375       0.0%
*   Bottomline Technologies de, Inc.            261    6,984       0.0%
    Broadcom Corp. Class A                      912   40,315       0.1%
    Broadridge Financial Solutions, Inc.      1,072   57,802       0.1%
    Brocade Communications Systems, Inc.      5,772   65,224       0.1%
    Brooks Automation, Inc.                   1,100   11,836       0.0%
*   Bsquare Corp.                               300    1,266       0.0%
    CA, Inc.                                  2,509   79,711       0.1%
*   Cabot Microelectronics Corp.                300   14,190       0.0%
*   CACI International, Inc. Class A            606   53,473       0.1%
#*  Cadence Design Systems, Inc.              1,591   29,672       0.0%
*   CalAmp Corp.                                500    9,855       0.0%
*   Calix, Inc.                                 993    7,338       0.0%
*   Cardtronics, Inc.                           982   37,051       0.0%
*   Cavium, Inc.                                200   12,958       0.0%
    CDK Global, Inc.                            333   15,957       0.0%
    CDW Corp.                                 1,379   52,843       0.1%
#*  Ceva, Inc.                                   95    1,966       0.0%
    Checkpoint Systems, Inc.                    567    5,874       0.0%
*   CIBER, Inc.                               2,700    9,531       0.0%
#*  Ciena Corp.                               1,171   24,942       0.0%
*   Cimpress NV                                 519   43,565       0.1%
*   Cirrus Logic, Inc.                          417   14,086       0.0%
    Cisco Systems, Inc.                      20,957  604,190       0.7%
*   Citrix Systems, Inc.                        400   26,864       0.0%
*   Cognex Corp.                                667   29,942       0.0%
*   Cognizant Technology Solutions Corp.
      Class A                                   800   46,832       0.1%
*   Coherent, Inc.                              500   30,000       0.0%
    Cohu, Inc.                                  600    6,282       0.0%
*   CommScope Holding Co., Inc.                 315    9,296       0.0%
*   CommVault Systems, Inc.                     200    9,150       0.0%
    Computer Sciences Corp.                   2,100  135,345       0.2%
    Computer Task Group, Inc.                   500    4,115       0.0%
    Comtech Telecommunications Corp.            287    8,294       0.0%
#   Convergys Corp.                           2,217   50,282       0.1%
*   CoreLogic, Inc.                           1,279   50,022       0.1%
    Corning, Inc.                             2,477   51,844       0.1%
*   CoStar Group, Inc.                          200   40,886       0.1%
*   Covisint Corp.                              553    1,084       0.0%
#*  Cray, Inc.                                  624   17,528       0.0%
#*  Cree, Inc.                                  861   27,276       0.0%
    CSG Systems International, Inc.             860   25,043       0.0%
#*  CyberOptics Corp.                           300    3,156       0.0%
    Cypress Semiconductor Corp.                 732    9,750       0.0%
    Daktronics, Inc.                            587    6,298       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Information Technology -- (Continued)
#*  Dealertrack Technologies, Inc.           1,000  $ 39,310       0.1%
*   DHI Group, Inc.                          1,000     7,600       0.0%
#   Diebold, Inc.                              906    31,502       0.0%
    Digimarc Corp.                             128     2,995       0.0%
*   Diodes, Inc.                               900    24,048       0.0%
    Dolby Laboratories, Inc. Class A           766    30,839       0.0%
*   DSP Group, Inc.                            600     6,828       0.0%
    DST Systems, Inc.                          620    71,350       0.1%
    EarthLink Holdings Corp.                 3,100    14,663       0.0%
*   eBay, Inc.                               2,384   138,892       0.2%
#   Ebix, Inc.                                 762    20,795       0.0%
*   EchoStar Corp. Class A                     625    31,250       0.0%
    Electro Rent Corp.                         677     7,339       0.0%
    Electro Scientific Industries, Inc.        800     4,560       0.0%
*   Electronic Arts, Inc.                      800    46,472       0.1%
*   Electronics for Imaging, Inc.              416    17,360       0.0%
    EMC Corp.                                8,959   241,087       0.3%
#*  Emcore Corp.                               300     1,635       0.0%
*   Emulex Corp.                             1,500    12,030       0.0%
*   EnerNOC, Inc.                              785     8,674       0.0%
*   Entegris, Inc.                           3,153    41,966       0.1%
*   Envestnet, Inc.                            195     9,996       0.0%
*   EPAM Systems, Inc.                         278    17,989       0.0%
    EPIQ Systems, Inc.                         900    16,119       0.0%
*   ePlus, Inc.                                109     9,043       0.0%
#   Equinix, Inc.                              243    62,191       0.1%
*   Euronet Worldwide, Inc.                    875    51,170       0.1%
*   Exar Corp.                               1,140    11,252       0.0%
*   ExlService Holdings, Inc.                  500    17,215       0.0%
*   F5 Networks, Inc.                          300    36,606       0.0%
*   Fabrinet                                   700    12,677       0.0%
*   Facebook, Inc. Class A                   1,693   133,358       0.2%
#   FactSet Research Systems, Inc.             300    47,217       0.1%
#   Fair Isaac Corp.                           900    79,614       0.1%
*   Fairchild Semiconductor International,
      Inc.                                   2,017    36,639       0.0%
*   FalconStor Software, Inc.                  700     1,064       0.0%
*   FARO Technologies, Inc.                    100     3,983       0.0%
    FEI Co.                                    400    30,184       0.0%
    Fidelity National Information Services,
      Inc.                                   2,549   159,287       0.2%
*   Finisar Corp.                            1,669    33,931       0.0%
#*  FireEye, Inc.                              500    20,650       0.0%
*   First Solar, Inc.                        1,161    69,277       0.1%
*   Fiserv, Inc.                             1,200    93,120       0.1%
*   FleetCor Technologies, Inc.                258    41,510       0.1%
    FLIR Systems, Inc.                       1,911    59,031       0.1%
#*  Fortinet, Inc.                             500    18,870       0.0%
*   Freescale Semiconductor, Ltd.              600    23,454       0.0%
*   Frequency Electronics, Inc.                300     3,813       0.0%
*   Gartner, Inc.                              300    24,894       0.0%
*   Genpact, Ltd.                            2,845    62,192       0.1%
    Global Payments, Inc.                      675    67,689       0.1%
*   Google, Inc. Class A                       400   219,508       0.2%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Information Technology -- (Continued)
*   Google, Inc. Class C                        401 $  215,526       0.2%
*   Guidewire Software, Inc.                    209     10,440       0.0%
*   Harmonic, Inc.                            1,360      9,534       0.0%
    Harris Corp.                                800     64,192       0.1%
    Heartland Payment Systems, Inc.             628     31,965       0.0%
    Hewlett-Packard Co.                      13,001    428,643       0.5%
#*  HomeAway, Inc.                              343      9,587       0.0%
    IAC/InterActiveCorp                       1,207     84,273       0.1%
*   ID Systems, Inc.                            400      2,804       0.0%
#*  Identiv, Inc.                               110      1,070       0.0%
*   iGATE Corp.                                 600     28,536       0.0%
#*  II-VI, Inc.                               1,177     20,939       0.0%
#*  Imation Corp.                               400      1,636       0.0%
#*  Infinera Corp.                            1,900     35,720       0.0%
*   Informatica Corp.                           643     30,909       0.0%
*   Ingram Micro, Inc. Class A                2,108     53,037       0.1%
*   Innodata, Inc.                              200        554       0.0%
*   Insight Enterprises, Inc.                   900     25,758       0.0%
*   Integrated Device Technology, Inc.        1,200     21,828       0.0%
    Intel Corp.                              31,971  1,040,656       1.1%
#   InterDigital, Inc.                          694     37,976       0.1%
*   Internap Corp.                            1,600     15,040       0.0%
    International Business Machines Corp.     2,000    342,580       0.4%
    Intersil Corp. Class A                    2,400     32,040       0.0%
#*  Intevac, Inc.                               700      3,388       0.0%
*   IntraLinks Holdings, Inc.                    96        941       0.0%
*   IntriCon Corp.                              200      1,550       0.0%
    Intuit, Inc.                                400     40,132       0.1%
#*  IPG Photonics Corp.                         403     35,698       0.0%
#*  Itron, Inc.                                 732     26,250       0.0%
*   Ixia                                      1,573     18,845       0.0%
    j2 Global, Inc.                           1,050     72,838       0.1%
    Jabil Circuit, Inc.                       2,659     59,881       0.1%
    Jack Henry & Associates, Inc.             1,056     70,235       0.1%
#*  JDS Uniphase Corp.                        1,795     22,725       0.0%
    Juniper Networks, Inc.                    1,989     52,569       0.1%
*   Keysight Technologies, Inc.                 700     23,422       0.0%
    KLA-Tencor Corp.                            900     52,920       0.1%
#*  Knowles Corp.                               500      9,585       0.0%
*   Kulicke & Soffa Industries, Inc.          1,300     19,643       0.0%
    Lam Research Corp.                        1,187     89,713       0.1%
*   Lattice Semiconductor Corp.               2,800     16,604       0.0%
    Leidos Holdings, Inc.                       748     31,147       0.0%
    Lexmark International, Inc. Class A       1,000     44,390       0.1%
    Linear Technology Corp.                     740     34,136       0.0%
*   Lionbridge Technologies, Inc.               322      1,787       0.0%
    Littelfuse, Inc.                            400     39,196       0.1%
#*  LoJack Corp.                                600      1,494       0.0%
#*  M/A-COM Technology Solutions Holdings,
      Inc.                                       45      1,371       0.0%
#*  Magnachip Semiconductor Corp.               652      3,573       0.0%
*   Manhattan Associates, Inc.                1,280     67,277       0.1%
    ManTech International Corp. Class A         600     17,538       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Information Technology -- (Continued)
    Marvell Technology Group, Ltd.            1,900 $   26,619       0.0%
    MasterCard, Inc. Class A                  2,000    180,420       0.2%
    Maxim Integrated Products, Inc.           1,178     38,674       0.1%
    MAXIMUS, Inc.                             1,300     83,213       0.1%
    Mentor Graphics Corp.                     1,956     46,807       0.1%
    Methode Electronics, Inc.                   707     30,019       0.0%
    Micrel, Inc.                                552      7,507       0.0%
#   Microchip Technology, Inc.                1,036     49,371       0.1%
*   Micron Technology, Inc.                   7,027    197,669       0.2%
*   Microsemi Corp.                           1,907     63,618       0.1%
    Microsoft Corp.                          26,879  1,307,395       1.4%
    MKS Instruments, Inc.                       900     31,329       0.0%
#*  ModusLink Global Solutions, Inc.            900      3,150       0.0%
    Monolithic Power Systems, Inc.              378     19,592       0.0%
    Monotype Imaging Holdings, Inc.             300      9,723       0.0%
    Motorola Solutions, Inc.                  1,147     68,533       0.1%
#   MTS Systems Corp.                           300     21,174       0.0%
*   Multi-Fineline Electronix, Inc.             800     18,704       0.0%
*   NAPCO Security Technologies, Inc.           600      3,222       0.0%
    National Instruments Corp.                  900     25,740       0.0%
*   NCR Corp.                                 2,040     55,978       0.1%
    NetApp, Inc.                              2,261     81,961       0.1%
*   NETGEAR, Inc.                               825     24,973       0.0%
#*  Netscout Systems, Inc.                      517     21,249       0.0%
#*  NetSuite, Inc.                              148     14,144       0.0%
#*  NeuStar, Inc. Class A                       700     21,000       0.0%
*   Newport Corp.                               800     15,256       0.0%
    NIC, Inc.                                   700     11,900       0.0%
#*  Nuance Communications, Inc.               2,974     45,591       0.1%
    NVIDIA Corp.                              1,930     42,836       0.1%
#*  Oclaro, Inc.                                500        960       0.0%
*   OmniVision Technologies, Inc.               800     22,316       0.0%
*   ON Semiconductor Corp.                    4,402     50,711       0.1%
    Oracle Corp.                              8,729    380,759       0.4%
*   OSI Systems, Inc.                           500     33,605       0.0%
*   PAR Technology Corp.                        400      1,640       0.0%
    Paychex, Inc.                             1,300     62,907       0.1%
    PC Connection, Inc.                         590     14,331       0.0%
    PC-Tel, Inc.                                700      5,530       0.0%
*   PCM, Inc.                                   400      3,948       0.0%
*   PDF Solutions, Inc.                         800     14,456       0.0%
    Pegasystems, Inc.                           426      9,176       0.0%
#*  Planar Systems, Inc.                        569      3,283       0.0%
#   Plantronics, Inc.                           800     42,616       0.1%
*   Plexus Corp.                                700     30,135       0.0%
*   PMC-Sierra, Inc.                          3,457     29,142       0.0%
*   Polycom, Inc.                             1,800     23,490       0.0%
    Power Integrations, Inc.                    228     11,284       0.0%
*   Progress Software Corp.                   1,000     26,400       0.0%
*   PTC, Inc.                                   700     26,838       0.0%
    QAD, Inc. Class B                           101      1,985       0.0%
*   QLogic Corp.                              1,500     22,050       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Information Technology -- (Continued)
*   Qorvo, Inc.                                869  $ 57,276       0.1%
    QUALCOMM, Inc.                           3,200   217,600       0.2%
*   Qumu Corp.                                 400     5,524       0.0%
#*  Rackspace Hosting, Inc.                  1,100    59,290       0.1%
#*  Rambus, Inc.                             1,189    16,456       0.0%
*   RealNetworks, Inc.                       1,200     7,884       0.0%
*   Red Hat, Inc.                              628    47,263       0.1%
    Reis, Inc.                                 200     4,546       0.0%
*   Rofin-Sinar Technologies, Inc.             400     9,464       0.0%
*   Rogers Corp.                               400    29,084       0.0%
#*  Rovi Corp.                                 515     9,533       0.0%
#*  Rubicon Technology, Inc.                   590     2,266       0.0%
*   Rudolph Technologies, Inc.               1,000    12,830       0.0%
*   Salesforce.com, Inc.                       500    36,410       0.0%
#   SanDisk Corp.                            1,192    79,792       0.1%
*   Sanmina Corp.                            1,100    22,363       0.0%
*   ScanSource, Inc.                           700    27,895       0.0%
    Science Applications International Corp.   827    41,433       0.1%
*   Seachange International, Inc.              516     3,462       0.0%
#   Seagate Technology P.L.C.                1,020    59,894       0.1%
*   Semtech Corp.                              700    16,303       0.0%
*   ServiceSource International, Inc.           89       318       0.0%
*   Sigma Designs, Inc.                        300     2,397       0.0%
*   Silicon Laboratories, Inc.                 700    36,169       0.0%
#   Skyworks Solutions, Inc.                   982    90,589       0.1%
*   SolarWinds, Inc.                           200     9,756       0.0%
    Solera Holdings, Inc.                      738    35,808       0.0%
*   Sonus Networks, Inc.                       475     3,762       0.0%
    SS&C Technologies Holdings, Inc.         1,365    82,132       0.1%
*   Stamps.com, Inc.                           300    18,567       0.0%
*   StarTek, Inc.                              300     2,476       0.0%
#*  Stratasys, Ltd.                            519    19,437       0.0%
#*  SunEdison, Inc.                            757    19,167       0.0%
#*  SunPower Corp.                           1,332    42,877       0.1%
*   Super Micro Computer, Inc.                 166     4,776       0.0%
*   support.com, Inc.                        1,000     1,580       0.0%
*   Sykes Enterprises, Inc.                  1,080    27,032       0.0%
    Symantec Corp.                           5,502   137,137       0.2%
#*  Synaptics, Inc.                            150    12,708       0.0%
#*  Synchronoss Technologies, Inc.             162     7,433       0.0%
    SYNNEX Corp.                               700    53,550       0.1%
*   Synopsys, Inc.                             682    31,972       0.0%
*   Syntel, Inc.                               600    27,012       0.0%
#*  Take-Two Interactive Software, Inc.      1,001    23,724       0.0%
    TE Connectivity, Ltd.                    1,613   107,345       0.1%
*   Tech Data Corp.                            800    45,096       0.1%
*   Telenav, Inc.                              500     4,180       0.0%
    TeleTech Holdings, Inc.                  1,009    26,173       0.0%
#*  Teradata Corp.                           1,241    54,592       0.1%
    Teradyne, Inc.                           2,728    49,786       0.1%
    Tessco Technologies, Inc.                  150     3,790       0.0%
    Tessera Technologies, Inc.               1,053    38,024       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Information Technology -- (Continued)
    Texas Instruments, Inc.                  1,900  $   102,999       0.1%
    Total System Services, Inc.              1,512       59,815       0.1%
#*  Trimble Navigation, Ltd.                   900       22,887       0.0%
*   TTM Technologies, Inc.                   1,700       15,895       0.0%
*   Tyler Technologies, Inc.                   400       48,780       0.1%
*   Ultimate Software Group, Inc. (The)        200       33,244       0.0%
*   Ultratech, Inc.                            600       11,976       0.0%
*   Unisys Corp.                               810       17,634       0.0%
*   United Online, Inc.                        314        4,971       0.0%
*   Vantiv, Inc. Class A                     1,667       65,180       0.1%
#*  Veeco Instruments, Inc.                    700       20,657       0.0%
#*  VeriFone Systems, Inc.                     800       28,616       0.0%
*   Verint Systems, Inc.                       500       30,715       0.0%
#*  VeriSign, Inc.                             500       31,755       0.0%
#*  ViaSat, Inc.                               600       36,072       0.0%
*   Viasystems Group, Inc.                     180        3,200       0.0%
    Visa, Inc. Class A                       4,800      317,040       0.4%
#   Vishay Intertechnology, Inc.             3,100       39,308       0.1%
#*  Web.com Group, Inc.                        966       17,745       0.0%
#*  WebMD Health Corp.                         251       11,082       0.0%
    Western Digital Corp.                      900       87,966       0.1%
#   Western Union Co. (The)                  1,501       30,440       0.0%
#*  WEX, Inc.                                  500       56,355       0.1%
#*  Workday, Inc. Class A                      125       11,401       0.0%
    Xerox Corp.                              7,500       86,250       0.1%
    Xilinx, Inc.                             2,156       93,484       0.1%
*   XO Group, Inc.                             900       14,634       0.0%
*   Yahoo!, Inc.                             2,670      113,649       0.1%
#*  Yelp, Inc.                                 300       11,817       0.0%
*   Zebra Technologies Corp. Class A           441       40,607       0.1%
*   Zix Corp.                                1,300        5,538       0.0%
#*  Zynga, Inc. Class A                        154          377       0.0%
                                                    -----------      ----
Total Information Technology                         18,034,158      19.4%
                                                    -----------      ----
Materials -- (5.1%)
    A Schulman, Inc.                           719       30,522       0.0%
#*  AEP Industries, Inc.                       200       10,020       0.0%
    Air Products & Chemicals, Inc.             500       71,715       0.1%
    Airgas, Inc.                               800       81,024       0.1%
    Albemarle Corp.                            728       43,462       0.1%
    Alcoa, Inc.                              6,317       84,774       0.1%
#   Allegheny Technologies, Inc.               843       28,654       0.0%
#   American Vanguard Corp.                    800        8,728       0.0%
    Ampco-Pittsburgh Corp.                     300        4,797       0.0%
    Aptargroup, Inc.                         1,200       74,484       0.1%
    Ashland, Inc.                              441       55,725       0.1%
    Avery Dennison Corp.                     1,606       89,278       0.1%
    Axiall Corp.                             1,023       41,738       0.1%
    Ball Corp.                                 600       44,046       0.1%
    Bemis Co., Inc.                          2,200       99,000       0.1%
*   Berry Plastics Group, Inc.                 800       27,376       0.0%
*   Boise Cascade Co.                          301       10,445       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES  VALUE+  OF NET ASSETS**
                                             ------ -------- ---------------
Materials -- (Continued)
    Cabot Corp.                              1,200  $ 51,288       0.1%
    Calgon Carbon Corp.                      1,200    26,628       0.0%
    Carpenter Technology Corp.                 800    34,600       0.0%
    Celanese Corp. Series A                    844    56,008       0.1%
*   Century Aluminum Co.                     1,302    16,783       0.0%
    CF Industries Holdings, Inc.               530   152,359       0.2%
    Chase Corp.                                300    10,743       0.0%
*   Chemtura Corp.                           1,694    51,040       0.1%
*   Clearwater Paper Corp.                     400    25,588       0.0%
*   Coeur Mining, Inc.                       1,988    10,377       0.0%
#   Commercial Metals Co.                    2,700    44,820       0.1%
    Compass Minerals International, Inc.       500    44,165       0.1%
*   Core Molding Technologies, Inc.            300     6,564       0.0%
*   Crown Holdings, Inc.                       500    27,130       0.0%
    Cytec Industries, Inc.                   1,500    82,935       0.1%
    Deltic Timber Corp.                        200    12,800       0.0%
    Domtar Corp.                             1,604    69,325       0.1%
    Dow Chemical Co. (The)                   5,618   286,518       0.3%
    Eagle Materials, Inc.                      501    41,778       0.1%
    Eastman Chemical Co.                     1,300    99,086       0.1%
    Ecolab, Inc.                               592    66,292       0.1%
    EI du Pont de Nemours & Co.              2,599   190,247       0.2%
*   Ferro Corp.                              2,200    29,678       0.0%
#*  Flotek Industries, Inc.                    331     4,730       0.0%
    FMC Corp.                                  600    35,586       0.0%
    Freeport-McMoRan, Inc.                   5,491   127,776       0.1%
    Friedman Industries, Inc.                  300     1,929       0.0%
    FutureFuel Corp.                           801     8,707       0.0%
    Graphic Packaging Holding Co.            5,411    76,295       0.1%
#   Greif, Inc. Class A                        600    24,456       0.0%
    Greif, Inc. Class B                        234    11,185       0.0%
    Hawkins, Inc.                              233     9,192       0.0%
    Haynes International, Inc.                 259    11,518       0.0%
    HB Fuller Co.                              900    37,593       0.0%
*   Headwaters, Inc.                           665    11,691       0.0%
#   Hecla Mining Co.                         6,909    20,865       0.0%
#*  Horsehead Holding Corp.                    233     3,483       0.0%
#   Huntsman Corp.                           2,700    62,235       0.1%
    Innophos Holdings, Inc.                    408    21,559       0.0%
    Innospec, Inc.                             558    24,385       0.0%
    International Flavors & Fragrances, Inc.   300    34,425       0.0%
    International Paper Co.                  2,500   134,300       0.1%
#*  Intrepid Potash, Inc.                      917    11,490       0.0%
#   Kaiser Aluminum Corp.                      357    28,692       0.0%
    KapStone Paper and Packaging Corp.       2,800    78,260       0.1%
    KMG Chemicals, Inc.                        300     8,784       0.0%
    Koppers Holdings, Inc.                     225     5,058       0.0%
*   Kraton Performance Polymers, Inc.          400     9,016       0.0%
    Kronos Worldwide, Inc.                     564     7,586       0.0%
#*  Louisiana-Pacific Corp.                  2,949    44,943       0.1%
    LyondellBasell Industries NV Class A     1,552   160,663       0.2%
    Martin Marietta Materials, Inc.            237    33,808       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Materials -- (Continued)
    Materion Corp.                             491  $   19,635       0.0%
    MeadWestvaco Corp.                       1,727      84,278       0.1%
    Minerals Technologies, Inc.                800      54,184       0.1%
    Monsanto Co.                               900     102,564       0.1%
    Mosaic Co. (The)                         1,645      72,380       0.1%
    Myers Industries, Inc.                     775      12,532       0.0%
    Neenah Paper, Inc.                         173      10,461       0.0%
#   NewMarket Corp.                            100      44,690       0.1%
    Newmont Mining Corp.                     2,600      68,874       0.1%
    Nucor Corp.                              1,975      96,499       0.1%
#   Olin Corp.                               1,700      50,201       0.1%
    Olympic Steel, Inc.                        300       3,285       0.0%
    OM Group, Inc.                             500      15,020       0.0%
*   Owens-Illinois, Inc.                     1,196      28,596       0.0%
    Packaging Corp. of America                 600      41,514       0.1%
    PH Glatfelter Co.                          800      19,840       0.0%
    PolyOne Corp.                            1,211      47,290       0.1%
    PPG Industries, Inc.                       340      75,330       0.1%
    Praxair, Inc.                              700      85,351       0.1%
    Quaker Chemical Corp.                      200      16,644       0.0%
    Reliance Steel & Aluminum Co.            1,407      91,061       0.1%
#*  Rentech, Inc.                            1,935       2,322       0.0%
    Rock-Tenn Co. Class A                    1,654     104,169       0.1%
#   Royal Gold, Inc.                           800      51,624       0.1%
    RPM International, Inc.                    599      28,476       0.0%
*   RTI International Metals, Inc.             400      15,060       0.0%
    Schnitzer Steel Industries, Inc. Class A   600      10,452       0.0%
    Scotts Miracle-Gro Co. (The) Class A       436      28,126       0.0%
    Sealed Air Corp.                           862      39,307       0.0%
    Sensient Technologies Corp.                512      33,464       0.0%
    Sherwin-Williams Co. (The)                 200      55,600       0.1%
    Silgan Holdings, Inc.                    1,000      53,870       0.1%
    Sonoco Products Co.                      1,434      64,085       0.1%
    Southern Copper Corp.                      400      13,032       0.0%
    Steel Dynamics, Inc.                     3,710      82,102       0.1%
    Stepan Co.                                 600      30,558       0.0%
#*  Stillwater Mining Co.                    1,900      25,517       0.0%
    SunCoke Energy, Inc.                       938      16,443       0.0%
    TimkenSteel Corp.                          550      16,055       0.0%
    Tredegar Corp.                             800      16,376       0.0%
    Tronox, Ltd. Class A                       516      10,810       0.0%
    United States Lime & Minerals, Inc.        200      13,200       0.0%
#   United States Steel Corp.                2,069      49,697       0.1%
*   US Concrete, Inc.                           14         508       0.0%
    Valspar Corp. (The)                        500      40,550       0.0%
    Vulcan Materials Co.                       694      59,351       0.1%
    Westlake Chemical Corp.                  1,044      81,411       0.1%
#   Worthington Industries, Inc.             1,300      35,139       0.0%
*   WR Grace & Co.                             400      38,688       0.0%
                                                    ----------       ---
Total Materials                                      5,348,971       5.7%
                                                    ----------       ---

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Other -- (0.0%)
(o)#*  Gerber Scientific, Inc. Escrow Shares     900 $       --       0.0%
(o)*   Softbrands, Inc. Escrow Shares            600         --       0.0%
                                                     ----------       ---
Total Other                                                  --       0.0%
                                                     ----------       ---
Real Estate Investment Trusts -- (0.1%)
*      Communications Sales & Leasing, Inc.    1,922     57,802       0.1%
       Iron Mountain, Inc.                     1,076     37,111       0.0%
                                                     ----------       ---
Total Real Estate Investment Trusts                      94,913       0.1%
                                                     ----------       ---
Telecommunication Services -- (2.4%)
*      Alteva                                     86        608       0.0%
#      AT&T, Inc.                             27,347    947,300       1.0%
       Atlantic Tele-Network, Inc.               400     26,408       0.1%
       CenturyLink, Inc.                       3,600    129,456       0.2%
*      Cincinnati Bell, Inc.                   3,500     12,005       0.0%
#      Cogent Communications Holdings, Inc.      587     20,539       0.0%
#      Consolidated Communications Holdings,
         Inc.                                    827     17,425       0.0%
#      Frontier Communications Corp.          13,649     93,632       0.1%
*      General Communication, Inc. Class A     1,100     17,446       0.0%
#*     Globalstar, Inc.                        3,847      9,964       0.0%
       IDT Corp. Class B                         504      8,583       0.0%
       Inteliquent, Inc.                         300      5,703       0.0%
#*     Iridium Communications, Inc.            1,497     15,225       0.0%
*      Level 3 Communications, Inc.            1,581     88,441       0.1%
#      Lumos Networks Corp.                      200      2,828       0.0%
#*     ORBCOMM, Inc.                           1,200      7,224       0.0%
*      Premiere Global Services, Inc.          1,000     10,210       0.0%
*      SBA Communications Corp. Class A          500     57,910       0.1%
       Shenandoah Telecommunications Co.         711     24,501       0.0%
#*     Sprint Corp.                            2,414     12,384       0.0%
*      T-Mobile US, Inc.                         916     31,181       0.1%
       Telephone & Data Systems, Inc.          2,313     61,780       0.1%
#*     United States Cellular Corp.              324     11,965       0.0%
       Verizon Communications, Inc.           16,942    854,554       0.9%
*      Vonage Holdings Corp.                   3,429     15,876       0.0%
*      Windstream Holdings, Inc.               1,601     18,704       0.0%
                                                     ----------       ---
Total Telecommunication Services                      2,501,852       2.7%
                                                     ----------       ---
Utilities -- (2.3%)
       AES Corp.                               1,291     17,106       0.0%
       AGL Resources, Inc.                       710     35,692       0.1%
#      ALLETE, Inc.                              600     30,180       0.0%
       Alliant Energy Corp.                      400     24,188       0.0%
       Ameren Corp.                              900     36,846       0.1%
       American Electric Power Co., Inc.         600     34,122       0.1%
       American States Water Co.                 600     23,034       0.0%
       American Water Works Co., Inc.            300     16,356       0.0%
       Aqua America, Inc.                      1,625     43,582       0.1%
       Atmos Energy Corp.                        700     37,800       0.1%
#      Avista Corp.                              800     26,096       0.0%
       Black Hills Corp.                         700     34,503       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                             SHARES VALUE+  OF NET ASSETS**
                                             ------ ------- ---------------
Utilities -- (Continued)
    California Water Service Group             600  $14,322       0.0%
*   Calpine Corp.                            3,397   74,088       0.1%
    CenterPoint Energy, Inc.                 1,600   33,552       0.1%
    Chesapeake Utilities Corp.                 361   17,248       0.0%
    Cleco Corp.                                582   31,632       0.0%
    CMS Energy Corp.                           700   23,751       0.0%
#   Consolidated Edison, Inc.                  400   24,620       0.0%
    Dominion Resources, Inc.                 1,000   71,680       0.1%
    DTE Energy Co.                             700   55,741       0.1%
    Duke Energy Corp.                        1,196   92,774       0.1%
*   Dynegy, Inc.                             1,300   43,251       0.1%
    Edison International                       500   30,470       0.0%
    El Paso Electric Co.                       515   19,163       0.0%
    Empire District Electric Co. (The)         500   11,785       0.0%
    Entergy Corp.                              300   23,154       0.0%
    Eversource Energy                          787   38,374       0.1%
#   Exelon Corp.                             1,149   39,089       0.1%
    FirstEnergy Corp.                          500   17,955       0.0%
    Genie Energy, Ltd. Class B                 400    5,696       0.0%
    Great Plains Energy, Inc.                1,400   36,652       0.1%
    Hawaiian Electric Industries, Inc.       1,100   34,430       0.1%
#   IDACORP, Inc.                              415   25,037       0.0%
    Integrys Energy Group, Inc.                200   14,620       0.0%
    ITC Holdings Corp.                         922   33,192       0.0%
    Laclede Group, Inc. (The)                  300   15,579       0.0%
    MDU Resources Group, Inc.                  778   17,342       0.0%
    MGE Energy, Inc.                           600   24,888       0.0%
    Middlesex Water Co.                        300    6,831       0.0%
#   National Fuel Gas Co.                      456   29,389       0.0%
    New Jersey Resources Corp.               1,000   30,510       0.0%
    NextEra Energy, Inc.                       700   70,651       0.1%
    NiSource, Inc.                           1,000   43,420       0.1%
#   Northwest Natural Gas Co.                  400   18,680       0.0%
    NorthWestern Corp.                         500   26,045       0.0%
    NRG Energy, Inc.                         2,425   61,207       0.1%
#   NRG Yield, Inc. Class A                    194    9,545       0.0%
#   OGE Energy Corp.                           800   26,144       0.0%
    ONE Gas, Inc.                              321   13,472       0.0%
    Ormat Technologies, Inc.                   900   32,931       0.0%
    Otter Tail Corp.                           600   17,946       0.0%
#   Pattern Energy Group, Inc.                  36    1,043       0.0%
    PG&E Corp.                                 600   31,752       0.0%
    Piedmont Natural Gas Co., Inc.             800   29,952       0.0%
    Pinnacle West Capital Corp.                300   18,360       0.0%
    PNM Resources, Inc.                        900   25,002       0.0%
#   Portland General Electric Co.            1,020   35,863       0.1%
    PPL Corp.                                  800   27,224       0.0%
    Public Service Enterprise Group, Inc.      900   37,386       0.1%
    Questar Corp.                            1,400   32,816       0.0%
#   SCANA Corp.                                400   21,192       0.0%
    Sempra Energy                              400   42,468       0.1%
    SJW Corp.                                  211    6,172       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Utilities -- (Continued)
#      South Jersey Industries, Inc.           400 $     21,100        0.0%
#      Southern Co. (The)                    1,400       62,020        0.1%
       Southwest Gas Corp.                     600       33,000        0.0%
#      TECO Energy, Inc.                     1,282       24,294        0.0%
       UGI Corp.                             3,072      106,936        0.1%
#      UIL Holdings Corp.                      670       33,420        0.1%
       Unitil Corp.                            100        3,420        0.0%
#      Vectren Corp.                           600       25,902        0.0%
#      Westar Energy, Inc.                     800       30,120        0.0%
       WGL Holdings, Inc.                      600       33,006        0.0%
       Wisconsin Energy Corp.                  800       39,296        0.1%
       Xcel Energy, Inc.                       900       30,519        0.0%
       York Water Co. (The)                    360        9,058        0.0%
                                                   ------------      -----
Total Utilities                                       2,377,682        2.6%
                                                   ------------      -----
TOTAL COMMON STOCKS                                  92,954,943      100.1%
                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)*   Leap Wireless International, Inc.
         Contingent Value Rights             2,100        5,292        0.0%
(o)#*  Safeway Casa Ley Contingent Value
         Rights                              1,200        1,218        0.0%
(o)#*  Safeway PDC, LLC Contingent Value
         Rights                              1,200           59        0.0%
                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                     6,569        0.0%
                                                   ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.0%)
       State Street Institutional Liquid
         Reserves, 0.098%                   27,133       27,133        0.0%
                                                   ------------      -----
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@   DFA Short Term Investment Fund      991,160   11,467,721       12.4%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $73,596,504)                              $104,456,366      112.5%
                                                   ============      =====

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
Common Stocks
   Consumer Discretionary          $15,780,303          --   --    $ 15,780,303
   Consumer Staples                  5,005,396          --   --       5,005,396
   Energy                           10,872,782          --   --      10,872,782
   Financials                       16,981,489          --   --      16,981,489
   Industrials                      15,957,397          --   --      15,957,397
   Information Technology           18,034,158          --   --      18,034,158
   Materials                         5,348,971          --   --       5,348,971
   Other                                    --          --   --              --
   Real Estate Investment Trusts        94,913          --   --          94,913
   Telecommunication Services        2,501,852          --   --       2,501,852
   Utilities                         2,377,682          --   --       2,377,682
Rights/Warrants                             -- $     6,569   --           6,569
Temporary Cash Investments              27,133          --   --          27,133
Securities Lending Collateral               --  11,467,721   --      11,467,721
                                   ----------- -----------   --    ------------
TOTAL                              $92,982,076 $11,474,290   --    $104,456,366
                                   =========== ===========   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
COMMON STOCKS -- (90.4%)

AUSTRALIA -- (6.0%)
    Adelaide Brighton, Ltd.                  12,382 $ 44,110       0.1%
    AGL Energy, Ltd.                          2,454   29,440       0.0%
#   ALS, Ltd.                                 5,389   22,259       0.0%
    Alumina, Ltd.                            44,778   54,336       0.1%
    Amalgamated Holdings, Ltd.                1,588   15,688       0.0%
    Amcor, Ltd.                               7,623   81,155       0.1%
    AMP, Ltd.                                54,320  275,156       0.3%
#   APA Group                                12,088   91,422       0.1%
*   APN News & Media, Ltd.                    8,425    6,261       0.0%
*   Aquarius Platinum, Ltd.                  32,436    4,413       0.0%
    ARB Corp., Ltd.                             443    4,393       0.0%
    Arrium, Ltd.                             32,904    4,488       0.0%
    Asciano, Ltd.                            19,708  102,401       0.1%
    ASX, Ltd.                                 2,267   75,302       0.1%
#   Atlas Iron, Ltd.                         21,286    2,021       0.0%
    Aurizon Holdings, Ltd.                    6,244   23,837       0.0%
    Ausdrill, Ltd.                            3,727    1,308       0.0%
#   AusNet Services                          21,363   24,841       0.0%
    Australia & New Zealand Banking Group,
      Ltd.                                   17,831  477,119       0.5%
*   Australian Agricultural Co., Ltd.        10,040   12,848       0.0%
    Automotive Holdings Group, Ltd.           7,603   25,578       0.0%
*   AWE, Ltd.                                11,677   13,138       0.0%
    Bank of Queensland, Ltd.                  6,766   69,480       0.1%
    Beach Energy, Ltd.                       31,283   27,287       0.0%
    Beadell Resources, Ltd.                  38,340    6,947       0.0%
#   Bega Cheese, Ltd.                         1,674    6,381       0.0%
    Bendigo & Adelaide Bank, Ltd.             6,440   61,303       0.1%
    BHP Billiton, Ltd.                       19,895  508,046       0.5%
    BHP Billiton, Ltd. Sponsored ADR          2,200  112,838       0.1%
*   Billabong International, Ltd.            13,021    6,370       0.0%
    BlueScope Steel, Ltd.                    11,548   31,776       0.0%
    Boral, Ltd.                              16,241   80,903       0.1%
    Bradken, Ltd.                             4,982    8,960       0.0%
    Brambles, Ltd.                            8,792   74,940       0.1%
#   Breville Group, Ltd.                      2,941   17,803       0.0%
    Brickworks, Ltd.                            846    9,782       0.0%
    Cabcharge Australia, Ltd.                 1,270    4,525       0.0%
    Caltex Australia, Ltd.                    3,088   86,124       0.1%
#   Cardno, Ltd.                              2,686    7,296       0.0%
#   carsales.com, Ltd.                        2,372   17,720       0.0%
#   Cash Converters International, Ltd.      15,872   10,805       0.0%
    Challenger, Ltd.                         10,518   58,404       0.1%
    CIMIC Group, Ltd.                         1,755   29,062       0.0%
    Coca-Cola Amatil, Ltd.                    4,079   33,023       0.0%
    Commonwealth Bank of Australia            3,519  246,319       0.3%
    Computershare, Ltd.                       5,369   52,081       0.1%
    Credit Corp. Group, Ltd.                  1,551   14,066       0.0%
    CSR, Ltd.                                16,074   46,197       0.1%
    Domino's Pizza Enterprises, Ltd.          1,192   34,307       0.0%
    Downer EDI, Ltd.                          7,987   27,773       0.0%
*   Drillsearch Energy, Ltd.                 10,492    9,982       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
AUSTRALIA -- (Continued)
    DuluxGroup, Ltd.                          8,959 $ 44,684       0.1%
*   Elders, Ltd.                                931    2,138       0.0%
*   Emeco Holdings, Ltd.                     13,587    1,067       0.0%
*   Energy World Corp., Ltd.                 12,801    4,398       0.0%
    Fairfax Media, Ltd.                      35,852   29,500       0.0%
#   Flight Centre Travel Group, Ltd.            646   22,092       0.0%
#   Fortescue Metals Group, Ltd.              9,269   15,658       0.0%
    GrainCorp, Ltd. Class A                   2,948   22,981       0.0%
    GUD Holdings, Ltd.                        1,903   11,891       0.0%
#   GWA Group, Ltd.                           5,833   11,475       0.0%
#   Harvey Norman Holdings, Ltd.             12,250   42,483       0.1%
*   Hillgrove Resources, Ltd.                10,860    2,826       0.0%
    Hills, Ltd.                               5,255    2,826       0.0%
*   Horizon Oil, Ltd.                        29,979    2,841       0.0%
    iiNET, Ltd.                               3,005   23,504       0.0%
#   Iluka Resources, Ltd.                     6,877   43,823       0.1%
    Incitec Pivot, Ltd.                      28,258   88,745       0.1%
    Independence Group NL                     3,743   17,466       0.0%
    Insurance Australia Group, Ltd.          37,192  170,452       0.2%
#   Invocare, Ltd.                            2,186   23,101       0.0%
#   IOOF Holdings, Ltd.                       4,072   32,307       0.0%
#   Iress, Ltd.                               3,256   26,702       0.0%
    James Hardie Industries P.L.C.(B60QWJ2)   2,471   28,381       0.0%
    James Hardie Industries P.L.C.(B3LCV80)     600   34,650       0.0%
#   JB Hi-Fi, Ltd.                            2,013   31,095       0.0%
*   Kingsgate Consolidated, Ltd.                631      354       0.0%
    Lend Lease Group                          3,562   45,007       0.1%
    M2 Group, Ltd.                            4,035   34,918       0.1%
*   Macmahon Holdings, Ltd.                  39,034    1,333       0.0%
    Macquarie Group, Ltd.                     2,008  123,026       0.1%
#   Magellan Financial Group, Ltd.            2,457   38,561       0.1%
    Melbourne IT, Ltd.                        5,334    5,710       0.0%
#   Metals X, Ltd.                              620      718       0.0%
#   Metcash, Ltd.                            17,754   18,533       0.0%
    Mincor Resources NL                       4,393    1,976       0.0%
*   Mineral Deposits, Ltd.                    4,284    2,521       0.0%
#   Mineral Resources, Ltd.                   3,218   16,360       0.0%
#   MMA Offshore, Ltd.                        8,708    4,787       0.0%
#   Monadelphous Group, Ltd.                  1,985   15,470       0.0%
    Mount Gibson Iron, Ltd.                   8,762    1,398       0.0%
#   Myer Holdings, Ltd.                      21,690   23,696       0.0%
    National Australia Bank, Ltd.            13,973  404,593       0.4%
#   Navitas, Ltd.                             5,275   19,198       0.0%
    New Hope Corp., Ltd.                      3,628    6,246       0.0%
*   Newcrest Mining, Ltd.                     6,100   68,378       0.1%
    Northern Star Resources, Ltd.             9,219   16,395       0.0%
#   NRW Holdings, Ltd.                        4,098      612       0.0%
    Nufarm, Ltd.                              5,093   29,190       0.0%
    Oil Search, Ltd.                          1,141    7,244       0.0%
#   Orica, Ltd.                               3,756   59,524       0.1%
    Origin Energy, Ltd.                       9,213   92,090       0.1%
    Orora, Ltd.                               5,096    8,866       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
AUSTRALIA -- (Continued)
    OZ Minerals, Ltd.                         8,700 $ 32,028       0.0%
#   Pacific Brands, Ltd.                     16,041    5,486       0.0%
#*  Paladin Energy, Ltd.                      8,694    2,382       0.0%
#   PanAust, Ltd.                            15,035   20,546       0.0%
    Panoramic Resources, Ltd.                 3,668    1,497       0.0%
    Peet, Ltd.                                7,973    7,190       0.0%
    Perpetual, Ltd.                             794   33,814       0.0%
    Platinum Asset Management, Ltd.             591    3,517       0.0%
*   PMP, Ltd.                                15,111    5,115       0.0%
    Premier Investments, Ltd.                 1,327   13,372       0.0%
*   Prime AET&D Holdings No.1, Ltd.               1       --       0.0%
    Programmed Maintenance Services, Ltd.     2,001    4,420       0.0%
*   Qantas Airways, Ltd.                     25,039   66,928       0.1%
    QBE Insurance Group, Ltd.                 8,923   96,241       0.1%
    Qube Holdings, Ltd.                      11,747   25,807       0.0%
*   Ramelius Resources, Ltd.                 23,490    2,539       0.0%
    RCR Tomlinson, Ltd.                       7,109   10,517       0.0%
    REA Group, Ltd.                             617   22,950       0.0%
    Recall Holdings, Ltd.                       574    3,297       0.0%
    Reece Australia, Ltd.                       772   20,888       0.0%
*   Resolute Mining, Ltd.                    10,174    2,745       0.0%
    Retail Food Group, Ltd.                   4,745   25,984       0.0%
    Rio Tinto, Ltd.                           4,438  200,053       0.2%
    SAI Global, Ltd.                          5,683   17,679       0.0%
#   Salmat, Ltd.                              4,935    3,002       0.0%
    Sandfire Resources NL                     1,850    7,158       0.0%
    Santos, Ltd.                              7,392   48,139       0.1%
    Seek, Ltd.                                3,829   48,976       0.1%
*   Senex Energy, Ltd.                       31,081    9,845       0.0%
#   Seven Group Holdings, Ltd.                3,972   22,993       0.0%
    Seven West Media, Ltd.                    3,546    3,533       0.0%
#   Sims Metal Management, Ltd.               4,115   35,072       0.1%
    Skilled Group, Ltd.                       3,600    3,664       0.0%
    Slater & Gordon, Ltd.                       528    2,644       0.0%
    SMS Management & Technology, Ltd.         2,472    6,383       0.0%
    Southern Cross Media Group, Ltd.         18,980   16,003       0.0%
    Spark Infrastructure Group               15,132   23,270       0.0%
#*  St Barbara, Ltd.                          2,817      885       0.0%
    STW Communications Group, Ltd.           10,662    5,415       0.0%
    Suncorp Group, Ltd.                       8,547   88,388       0.1%
    Sunland Group, Ltd.                       7,830   11,664       0.0%
#   Super Retail Group, Ltd.                  4,028   31,356       0.0%
    Sydney Airport                            3,330   14,146       0.0%
    Tassal Group, Ltd.                        6,365   16,240       0.0%
    Telstra Corp., Ltd.                       9,755   47,953       0.1%
#*  Ten Network Holdings, Ltd.               53,821    8,708       0.0%
#   TFS Corp., Ltd.                           3,576    4,702       0.0%
    Toll Holdings, Ltd.                      16,034  113,484       0.1%
    Tox Free Solutions, Ltd.                  2,799    6,684       0.0%
#   TPG Telecom, Ltd.                         2,754   19,321       0.0%
*   Transfield Services, Ltd.                16,892   19,165       0.0%
#   Transpacific Industries Group, Ltd.      19,482   11,759       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
AUSTRALIA -- (Continued)
    Transurban Group                          6,820 $   53,319       0.1%
#   UGL, Ltd.                                 1,662      2,284       0.0%
    UXC, Ltd.                                 5,788      3,433       0.0%
#   Village Roadshow, Ltd.                    1,430      6,345       0.0%
*   Virgin Australia Holdings, Ltd.          46,180         --       0.0%
*   Virgin Australia Holdings, Ltd.
      (B43DQC7)                              62,673     25,252       0.0%
    Washington H Soul Pattinson & Co., Ltd.     987     11,570       0.0%
    Wesfarmers, Ltd.                          4,590    158,210       0.2%
    Westpac Banking Corp. Sponsored ADR       7,016    202,482       0.2%
#*  Whitehaven Coal, Ltd.                     1,338      1,744       0.0%
    Woodside Petroleum, Ltd.                  7,970    219,790       0.2%
    Woolworths, Ltd.                          4,734    109,912       0.1%
#   WorleyParsons, Ltd.                       1,744     16,009       0.0%
                                                    ----------       ---
TOTAL AUSTRALIA                                      6,941,701       6.6%
                                                    ----------       ---
AUSTRIA -- (0.4%)
*   A-TEC Industries AG                         464         --       0.0%
    Agrana Beteiligungs AG                      116     10,553       0.0%
    Andritz AG                                  480     28,103       0.1%
    Austria Technologie & Systemtechnik AG      289      4,588       0.0%
    BUWOG AG                                    481      9,725       0.0%
#   Conwert Immobilien Invest SE              1,782     22,528       0.0%
    Erste Group Bank AG                       1,799     50,792       0.1%
    EVN AG                                      660      7,510       0.0%
    Flughafen Wien AG                            20      1,804       0.0%
*   IMMOFINANZ AG                             3,670     11,040       0.0%
    Mayr Melnhof Karton AG                      204     23,666       0.0%
#   Oesterreichische Post AG                    380     18,491       0.0%
    OMV AG                                    3,054    101,648       0.1%
    POLYTEC Holding AG                          317      2,681       0.0%
#   Raiffeisen Bank International AG          1,461     24,253       0.0%
    RHI AG                                      422     12,095       0.0%
    Schoeller-Bleckmann Oilfield Equipment
      AG                                        121      8,530       0.0%
#   Semperit AG Holding                         156      7,134       0.0%
    Strabag SE                                  412      9,610       0.0%
#   Verbund AG                                1,435     24,281       0.0%
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe                       492     19,579       0.0%
    Voestalpine AG                            1,154     48,316       0.1%
    Wienerberger AG                           2,737     44,480       0.1%
    Zumtobel Group AG                           642     17,561       0.0%
                                                    ----------       ---
TOTAL AUSTRIA                                          508,968       0.5%
                                                    ----------       ---
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                   593     72,473       0.1%
#   Ageas                                     4,207    158,048       0.2%
    Banque Nationale de Belgique                  6     22,398       0.0%
    Barco NV                                    294     19,874       0.0%
    Belgacom SA                               3,128    116,502       0.1%
    Cie d'Entreprises CFE                       220     23,804       0.0%
    Cie Maritime Belge SA                       293      4,094       0.0%
    Colruyt SA                                1,514     71,556       0.1%
    D'ieteren SA                                477     18,605       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
BELGIUM -- (Continued)
    Delhaize Group SA                         1,408 $  113,344       0.1%
    Delhaize Group SA Sponsored ADR           4,400     88,088       0.1%
    Elia System Operator SA                     768     34,080       0.0%
*   Euronav NV                                  852     11,724       0.0%
    EVS Broadcast Equipment SA                  132      5,162       0.0%
    Exmar NV                                    649      6,840       0.0%
*   KBC Groep NV                              1,544    101,585       0.1%
    Kinepolis Group NV                          495     19,188       0.0%
    Melexis NV                                  479     29,571       0.0%
*   Mobistar SA                               1,400     26,626       0.0%
#   NV Bekaert SA                               983     28,558       0.0%
*   Nyrstar NV                               13,738     54,026       0.1%
    Sipef SA                                     98      5,583       0.0%
    Solvay SA                                 1,104    162,558       0.2%
*   Telenet Group Holding NV                    543     32,632       0.0%
#*  Tessenderlo Chemie NV                     1,111     36,568       0.1%
#   Umicore SA                                2,281    113,381       0.1%
#   Van de Velde NV                             446     26,644       0.0%
*   Viohalco SA                               1,602      4,770       0.0%
                                                    ----------       ---
TOTAL BELGIUM                                        1,408,282       1.3%
                                                    ----------       ---
CANADA -- (8.1%)
    Absolute Software Corp.                     500      4,111       0.0%
*   Advantage Oil & Gas, Ltd.                 4,612     28,555       0.0%
    Aecon Group, Inc.                         1,800     19,559       0.0%
#   AGF Management, Ltd. Class B              1,754     11,223       0.0%
    Agnico Eagle Mines, Ltd.(008474108)         943     28,573       0.0%
    Agnico Eagle Mines, Ltd.(2009823)           818     24,758       0.0%
    Agrium, Inc.(008916108)                     961     99,588       0.1%
    Agrium, Inc.(2213538)                       800     82,884       0.1%
    AGT Food & Ingredients, Inc.                615     13,605       0.0%
#   Aimia, Inc.                               2,960     32,875       0.0%
*   Air Canada                                2,800     26,735       0.0%
*   Alacer Gold Corp.                         4,256      9,630       0.0%
    Alamos Gold, Inc.                         1,800     12,443       0.0%
    Algonquin Power & Utilities Corp.         3,600     29,331       0.0%
    Alimentation Couche Tard, Inc. Class B    2,467     94,427       0.1%
#   AltaGas, Ltd.                               882     29,973       0.0%
#   Altus Group, Ltd.                           530      8,865       0.0%
*   Amerigo Resources, Ltd.                   6,500      2,263       0.0%
#   ARC Resources, Ltd.                       1,900     38,882       0.1%
#*  Argonaut Gold, Inc.                         172        289       0.0%
    Atco, Ltd. Class I                          600     22,742       0.0%
#*  Athabasca Oil Corp.                       6,553     12,003       0.0%
*   ATS Automation Tooling Systems, Inc.        300      3,310       0.0%
    AuRico Gold, Inc.                         6,408     22,360       0.0%
    AutoCanada, Inc.                            359     11,887       0.0%
#*  Avigilon Corp.                              678     11,700       0.0%
*   B2Gold Corp.                             12,300     19,268       0.0%
#   Badger Daylighting, Ltd.                    679     16,850       0.0%
#*  Ballard Power Systems, Inc.               2,600      5,797       0.0%
    Bank of Montreal(063671101)                 899     58,705       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
#   Bank of Montreal(2076009)                 2,768 $180,832       0.2%
    Bank of Nova Scotia (The)(064149107)      1,504   82,976       0.1%
    Bank of Nova Scotia (The)(2076281)        4,072  224,542       0.2%
*   Bankers Petroleum, Ltd.                  10,000   29,755       0.0%
    Barrick Gold Corp.(067901108)             7,482   97,416       0.1%
    Barrick Gold Corp.(2024644)               2,100   27,292       0.0%
#   Baytex Energy Corp.                         400    7,814       0.0%
#   BCE, Inc.(B188TH2)                          354   15,607       0.0%
    BCE, Inc.(05534B760)                        604   26,642       0.0%
*   Bellatrix Exploration, Ltd.               1,758    5,522       0.0%
*   Birchcliff Energy, Ltd.                   2,200   15,901       0.0%
#   Black Diamond Group, Ltd.                 1,000   14,032       0.0%
*   BlackBerry, Ltd.(09228F103)               3,177   32,278       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                 3,458   35,110       0.0%
*   BlackPearl Resources, Inc.                5,400    5,460       0.0%
    Bombardier, Inc. Class B                  7,800   15,775       0.0%
#   Bonavista Energy Corp.                    4,473   30,809       0.0%
#   Bonterra Energy Corp.                       198    6,330       0.0%
    Boralex, Inc. Class A                     2,474   28,400       0.0%
    Brookfield Asset Management, Inc.
      Class A                                 1,100   59,235       0.1%
    CAE, Inc.(124765108)                      2,197   27,265       0.0%
    CAE, Inc.(2162760)                        2,040   25,312       0.0%
#   Calfrac Well Services, Ltd.               1,440   11,983       0.0%
    Cameco Corp.(13321L108)                   2,707   47,589       0.1%
    Cameco Corp.(2166160)                       842   14,809       0.0%
    Canaccord Genuity Group, Inc.             1,669    9,588       0.0%
    Canadian Imperial Bank of Commerce        1,227   98,526       0.1%
    Canadian National Railway Co.(136375102)  1,058   68,262       0.1%
    Canadian National Railway Co.(2180632)    1,200   77,480       0.1%
    Canadian Natural Resources,
      Ltd.(2171573)                           3,474  115,435       0.1%
    Canadian Natural Resources,
      Ltd.(136385101)                         6,871  228,461       0.2%
    Canadian Oil Sands, Ltd.                  6,839   74,314       0.1%
#   Canadian Pacific Railway, Ltd.              300   57,198       0.1%
#   Canadian Tire Corp., Ltd. Class A           596   63,127       0.1%
    Canadian Utilities, Ltd. Class A            600   19,494       0.0%
    Canadian Western Bank                     1,800   46,801       0.1%
    Canam Group, Inc. Class A                 1,300   14,783       0.0%
    CanElson Drilling, Inc.                   2,100    8,007       0.0%
*   Canfor Corp.                                830   16,449       0.0%
    Canfor Pulp Products, Inc.                1,000   12,772       0.0%
    Canyon Services Group, Inc.                 898    6,118       0.0%
    Capital Power Corp.                       1,079   22,224       0.0%
    Capstone Infrastructure Corp.             4,729   14,503       0.0%
*   Capstone Mining Corp.                     9,500   13,228       0.0%
    Cascades, Inc.                            2,400   13,925       0.0%
    CCL Industries, Inc. Class B                395   45,413       0.1%
*   Celestica, Inc.                           4,223   51,558       0.1%
    Cenovus Energy, Inc.(15135U109)           1,685   31,712       0.0%
    Cenovus Energy, Inc.(B57FG04)             2,057   38,753       0.1%
    Centerra Gold, Inc.                       2,615   13,525       0.0%
*   Cequence Energy, Ltd.                     3,200    2,679       0.0%
#   Cervus Equipment Corp.                      600    9,245       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
*   CGI Group, Inc. Class A                   1,483 $ 62,418       0.1%
#*  China Gold International Resources
      Corp., Ltd.                             4,400    7,367       0.0%
*   Chinook Energy, Inc.                         61       68       0.0%
    CI Financial Corp.                        1,256   36,915       0.1%
#   Cineplex, Inc.                              800   32,027       0.0%
    Cogeco Cable, Inc.                          700   40,097       0.1%
    COM DEV International, Ltd.               3,200   13,102       0.0%
    Constellation Software, Inc.                187   73,312       0.1%
#*  Corridor Resources, Inc.                    500      311       0.0%
#   Corus Entertainment, Inc. Class B         1,500   23,063       0.0%
    Cott Corp.                                  300    2,616       0.0%
#   Crescent Point Energy Corp.               2,356   61,531       0.1%
*   Crew Energy, Inc.                         2,714   12,035       0.0%
#*  Denison Mines Corp.                       4,500    3,991       0.0%
#   DH Corp.                                  1,084   37,987       0.1%
    Dollarama, Inc.                             700   40,196       0.1%
*   Dominion Diamond Corp.(257287102)         1,691   33,330       0.0%
    Dominion Diamond Corp.(B95LX89)             500    9,855       0.0%
    Dorel Industries, Inc. Class B              485   14,271       0.0%
#*  DragonWave, Inc.                          1,657    1,236       0.0%
#*  Dundee Precious Metals, Inc.              2,800    6,753       0.0%
    E-L Financial Corp., Ltd.                    34   18,036       0.0%
    Eldorado Gold Corp.                      13,404   66,770       0.1%
    Emera, Inc.                                 656   22,108       0.0%
    Empire Co., Ltd.                            700   50,575       0.1%
#   Enbridge Income Fund Holdings, Inc.         500   16,109       0.0%
    Enbridge, Inc.(2466149)                   1,248   65,229       0.1%
    Enbridge, Inc.(29250N105)                   604   31,607       0.0%
    Encana Corp.                              7,921  112,463       0.1%
    Enerflex, Ltd.                            1,364   18,292       0.0%
#*  Energy Fuels, Inc.                          100      493       0.0%
    Enerplus Corp.(292766102)                 3,726   46,985       0.1%
#   Enerplus Corp.(B584T89)                   1,585   20,047       0.0%
    Ensign Energy Services, Inc.              3,401   27,118       0.0%
#   Equitable Group, Inc.                       300   15,193       0.0%
*   Essential Energy Services Trust           4,177    3,912       0.0%
#   Evertz Technologies, Ltd.                   722    9,868       0.0%
    Fairfax Financial Holdings, Ltd.            150   81,931       0.1%
    Finning International, Inc.               3,711   76,035       0.1%
    First Capital Realty, Inc.                  722   11,968       0.0%
    First Quantum Minerals, Ltd.              3,789   58,032       0.1%
    FirstService Corp.                          805   52,697       0.1%
#   Fortis, Inc.                                900   29,294       0.0%
*   Fortuna Silver Mines, Inc.                3,500   13,257       0.0%
#   Genworth MI Canada, Inc.                  1,089   31,727       0.0%
    George Weston, Ltd.                         339   28,002       0.0%
    Gibson Energy, Inc.                       1,728   39,845       0.1%
    Gildan Activewear, Inc.                     118    3,740       0.0%
    Gluskin Sheff + Associates, Inc.          1,000   23,556       0.0%
    Goldcorp, Inc.(2676302)                   2,620   49,316       0.1%
    Goldcorp, Inc.(380956409)                 1,176   22,144       0.0%
#*  Golden Star Resources, Ltd.               8,100    1,746       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
*   Gran Tierra Energy, Inc.                  5,979 $ 22,350       0.0%
    Great-West Lifeco, Inc.                   1,400   42,946       0.1%
*   Heroux-Devtek, Inc.                       1,000    8,413       0.0%
#   Home Capital Group, Inc.                    800   31,576       0.0%
    HudBay Minerals, Inc.                     4,699   46,464       0.1%
#   Husky Energy, Inc.                        2,500   55,905       0.1%
*   IAMGOLD Corp.(450913108)                    326      730       0.0%
*   IAMGOLD Corp.(2446646)                    2,605    5,830       0.0%
#   IGM Financial, Inc.                         400   15,128       0.0%
#*  IMAX Corp.(45245E109)                       533   19,913       0.0%
*   IMAX Corp.(2014258)                         200    7,472       0.0%
#*  Imperial Metals Corp.                     2,300   24,954       0.0%
    Imperial Oil, Ltd.(2454241)                 600   26,447       0.0%
    Imperial Oil, Ltd.(453038408)               698   30,803       0.0%
#   Industrial Alliance Insurance &
      Financial Services, Inc.                1,873   68,167       0.1%
#   Innergex Renewable Energy, Inc.           1,785   16,600       0.0%
    Intact Financial Corp.                      943   72,634       0.1%
#   Inter Pipeline, Ltd.                        800   20,953       0.0%
*   Interfor Corp.                            2,000   28,628       0.0%
    Intertape Polymer Group, Inc.             2,000   27,236       0.0%
#*  Ithaca Energy, Inc.                       9,000    7,907       0.0%
*   Ivanhoe Energy, Inc.                        186       37       0.0%
#   Just Energy Group, Inc.                   2,100   11,279       0.0%
*   Kelt Exploration, Ltd.                      700    5,402       0.0%
    Keyera Corp.                              1,000   35,201       0.1%
#   Killam Properties, Inc.                   1,172   10,511       0.0%
*   Kingsway Financial Services, Inc.           425    2,448       0.0%
*   Kinross Gold Corp.                       10,480   25,451       0.0%
*   Kirkland Lake Gold, Inc.                    500    2,441       0.0%
    Laurentian Bank of Canada                 1,000   40,025       0.1%
*   Legacy Oil + Gas, Inc.                    4,196   10,051       0.0%
    Leon's Furniture, Ltd.                      400    5,112       0.0%
#   Lightstream Resources, Ltd.               5,418    6,062       0.0%
    Linamar Corp.                             1,008   59,870       0.1%
#   Liquor Stores N.A., Ltd.                    758    8,984       0.0%
    Loblaw Cos., Ltd.                           900   45,750       0.1%
#   Long Run Exploration, Ltd.                2,737    2,132       0.0%
*   Lundin Mining Corp.                       8,289   41,222       0.1%
    MacDonald Dettwiler & Associates, Ltd.      366   29,056       0.0%
    Magna International, Inc.                 1,978   99,679       0.1%
    Major Drilling Group International, Inc.  2,473   13,262       0.0%
#   Manitoba Telecom Services, Inc.             500   10,763       0.0%
    Manulife Financial Corp.(2492519)         6,324  115,106       0.1%
    Manulife Financial Corp.(56501R106)       5,745  104,616       0.1%
    Maple Leaf Foods, Inc.                    3,800   72,913       0.1%
    Martinrea International, Inc.             3,400   33,958       0.0%
*   Maxim Power Corp.                         1,600    3,600       0.0%
*   MEG Energy Corp.                          1,128   21,756       0.0%
    Methanex Corp.                              555   33,401       0.0%
#   Metro, Inc.                               3,549  102,602       0.1%
    Morneau Shepell, Inc.                       911   13,448       0.0%
#   Mullen Group, Ltd.                        2,700   46,816       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
    National Bank of Canada                   2,400 $ 96,975       0.1%
    New Flyer Industries, Inc.                1,600   18,990       0.0%
*   New Gold, Inc.(644535106)                 1,500    5,070       0.0%
*   New Gold, Inc.(2826947)                   5,860   19,671       0.0%
    Newalta Corp.                             1,319   17,962       0.0%
#*  Niko Resources, Ltd.                        200       64       0.0%
#   Norbord, Inc.                               713   14,386       0.0%
#*  North American Palladium, Ltd.            2,000      116       0.0%
    North West Co., Inc. (The)                1,200   24,627       0.0%
#   Northland Power, Inc.                     2,900   41,463       0.1%
#*  Novagold Resources, Inc.                  5,164   19,774       0.0%
*   NuVista Energy, Ltd.                      2,462   18,243       0.0%
    OceanaGold Corp.                          6,600   12,582       0.0%
    Open Text Corp.                             809   40,876       0.1%
#   Osisko Gold Royalties, Ltd.                 848   11,364       0.0%
#   Pacific Rubiales Energy Corp.             6,323   21,382       0.0%
    Pan American Silver Corp.(697900108)      2,197   20,915       0.0%
    Pan American Silver Corp.(2669272)        1,530   14,649       0.0%
*   Paramount Resources, Ltd. Class A           600   17,749       0.0%
*   Parex Resources, Inc.                     3,300   26,477       0.0%
#   Parkland Fuel Corp.                       1,600   34,931       0.0%
    Pason Systems, Inc.                         400    7,201       0.0%
    Pembina Pipeline Corp.(B4PPQG5)             588   20,468       0.0%
#   Pembina Pipeline Corp.(B4PT2P8)             300   10,441       0.0%
#   Pengrowth Energy Corp.                   10,136   34,023       0.0%
    Penn West Petroleum, Ltd.(707887105)      2,097    5,180       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)        4,010    9,971       0.0%
#   Peyto Exploration & Development Corp.     1,508   43,831       0.1%
#   PHX Energy Services Corp.                   742    4,287       0.0%
*   Pilot Gold, Inc.                            333      215       0.0%
#   Pizza Pizza Royalty Corp.                   400    4,724       0.0%
*   Poseidon Concepts Corp.                   2,652        3       0.0%
    Potash Corp. of Saskatchewan, Inc.          900   29,391       0.0%
    Precision Drilling Corp.(74022D308)       3,099   22,530       0.0%
    Precision Drilling Corp.(B5YPLH9)         3,406   24,786       0.0%
#   Premium Brands Holdings Corp.               700   18,386       0.0%
#*  Primero Mining Corp.                      2,884   10,637       0.0%
    Progressive Waste Solutions,
      Ltd.(74339G101)                           400   11,564       0.0%
    Progressive Waste Solutions,
      Ltd.(B3DJGB7)                           1,163   33,613       0.0%
    Quebecor, Inc. Class B                      900   24,751       0.0%
    Reitmans Canada, Ltd. Class A             1,944   11,263       0.0%
    Richelieu Hardware, Ltd.                    300   15,665       0.0%
*   RMP Energy, Inc.                          3,700    9,936       0.0%
#   Rogers Communications, Inc. Class B         600   21,434       0.0%
#   Rogers Sugar, Inc.                          100      377       0.0%
    RONA, Inc.                                3,000   39,486       0.1%
    Royal Bank of Canada                      4,751  315,460       0.3%
#   Russel Metals, Inc.                       1,200   27,451       0.0%
*   Sandvine Corp.                            5,500   19,192       0.0%
    Saputo, Inc.                              2,100   62,225       0.1%
#   Savanna Energy Services Corp.             4,900    8,123       0.0%
#   Secure Energy Services, Inc.                840   11,878       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
*   SEMAFO, Inc.                              4,000 $ 12,300       0.0%
    Shaw Communications, Inc. Class B         3,396   77,599       0.1%
    ShawCor, Ltd.                               752   25,461       0.0%
    Sherritt International Corp.              7,600   15,748       0.0%
*   Silver Standard Resources, Inc.             400    2,175       0.0%
    Silver Wheaton Corp.                      1,000   19,726       0.0%
#   Sprott, Inc.                              9,450   20,756       0.0%
    Stantec, Inc.                             1,000   27,012       0.0%
    Stella-Jones, Inc.                        1,000   36,046       0.1%
#   Student Transportation, Inc.                127      718       0.0%
    Suncor Energy, Inc.(867224107)            4,814  156,936       0.2%
    Suncor Energy, Inc.(B3NB1P2)              8,691  283,025       0.3%
*   SunOpta, Inc.                             1,500   15,510       0.0%
#   Superior Plus Corp.                       2,984   34,304       0.0%
#   Surge Energy, Inc.                        5,100   18,557       0.0%
#*  TAG Oil, Ltd.                             1,728    1,991       0.0%
    Talisman Energy, Inc.(87425E103)          5,019   40,001       0.1%
    Talisman Energy, Inc.(2068299)            6,200   49,487       0.1%
*   Taseko Mines, Ltd.                        4,300    3,600       0.0%
    Teck Resources, Ltd. Class B(878742204)     389    5,905       0.0%
    Teck Resources, Ltd. Class B(2879327)     3,938   59,698       0.1%
    TELUS Corp.                                 712   24,626       0.0%
#*  Teranga Gold Corp.                        6,408    3,852       0.0%
*   Thompson Creek Metals Co., Inc.           5,100    6,552       0.0%
    Thomson Reuters Corp.                     1,928   79,213       0.1%
#*  Timmins Gold Corp.                        4,500    2,760       0.0%
#   TMX Group, Ltd.                             201    8,958       0.0%
    TORC Oil & Gas, Ltd.                      2,700   23,498       0.0%
    Toromont Industries, Ltd.                   600   15,620       0.0%
    Toronto-Dominion Bank (The)(891160509)    1,378   63,608       0.1%
    Toronto-Dominion Bank (The)(2897222)      4,332  199,994       0.2%
    Torstar Corp. Class B                     1,100    6,564       0.0%
    Total Energy Services, Inc.                 194    2,476       0.0%
*   Tourmaline Oil Corp.                      1,095   37,796       0.1%
    TransAlta Corp.(89346D107)                  777    7,708       0.0%
#   TransAlta Corp.(2901628)                  4,501   44,768       0.1%
    TransCanada Corp.                         1,448   67,209       0.1%
    Transcontinental, Inc. Class A            1,600   24,640       0.0%
    TransForce, Inc.                          1,800   40,655       0.1%
    TransGlobe Energy Corp.                   1,844    8,406       0.0%
    Trican Well Service, Ltd.                 4,600   19,445       0.0%
    Trinidad Drilling, Ltd.                   3,327   13,981       0.0%
*   Turquoise Hill Resources, Ltd.           10,608   44,489       0.1%
    Twin Butte Energy, Ltd.                   4,316    3,005       0.0%
    Uni-Select, Inc.                            300   10,443       0.0%
#   Valener, Inc.                             1,300   18,253       0.0%
#   Veresen, Inc.                             1,508   22,673       0.0%
#   Vermilion Energy, Inc.                      200    9,628       0.0%
*   Wesdome Gold Mines, Ltd.                  8,700    8,293       0.0%
    West Fraser Timber Co., Ltd.                900   46,309       0.1%
    Westshore Terminals Investment Corp.        318    8,411       0.0%
    Whistler Blackcomb Holdings, Inc.         1,100   16,630       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
CANADA -- (Continued)
#   Whitecap Resources, Inc.                  4,196 $   51,994       0.1%
    Wi-Lan, Inc.                              2,661      6,506       0.0%
#   WSP Global, Inc.                            800     28,512       0.0%
    Yamana Gold, Inc.                         5,432     20,757       0.0%
#   Zargon Oil & Gas, Ltd.                    1,452      4,212       0.0%
                                                    ----------       ---
TOTAL CANADA                                         9,425,800       9.0%
                                                    ----------       ---
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                   1,400        150       0.0%
                                                    ----------       ---
DENMARK -- (1.0%)
    Alm Brand A.S.                            3,000     19,672       0.0%
    AP Moeller - Maersk A.S. Class A             10     19,279       0.0%
    AP Moeller - Maersk A.S. Class B             40     79,383       0.1%
*   Auriga Industries A.S. Class B              600     28,867       0.0%
#*  Bang & Olufsen A.S.                         670      6,025       0.0%
    Chr Hansen Holding A.S.                   1,563     75,668       0.1%
#*  D/S Norden A.S.                             429      8,607       0.0%
    Danske Bank A.S.                          2,185     61,968       0.1%
    DSV A.S.                                  3,026    104,971       0.1%
#   FLSmidth & Co. A.S.                         581     24,821       0.0%
*   Jyske Bank A.S.                           1,470     71,984       0.1%
    NKT Holding A.S.                            417     26,463       0.0%
    Novozymes A.S. Class B                    1,400     64,591       0.1%
    Pandora A.S.                                654     67,598       0.1%
    PER Aarsleff A.S. Class B                    65     18,243       0.0%
    Ringkjoebing Landbobank A.S.                160     35,780       0.0%
    Rockwool International A.S. Class B         132     17,489       0.0%
*   Santa Fe Group A.S.                         400      4,146       0.0%
    Schouw & Co.                                300     15,376       0.0%
    SimCorp A.S.                                600     20,724       0.0%
    Solar A.S. Class B                          125      6,142       0.0%
    Spar Nord Bank A.S.                       3,439     37,161       0.0%
    Sydbank A.S.                              2,214     83,109       0.1%
    TDC A.S.                                 13,635    103,809       0.1%
*   Topdanmark A.S.                           1,775     53,237       0.1%
    Tryg A.S.                                   230     24,977       0.0%
    United International Enterprises             32      5,635       0.0%
    Vestas Wind Systems A.S.                  2,631    119,335       0.1%
#*  Vestjysk Bank A.S.                          250        379       0.0%
                                                    ----------       ---
TOTAL DENMARK                                        1,205,439       1.1%
                                                    ----------       ---
FINLAND -- (1.6%)
    Ahlstrom Oyj                                445      3,846       0.0%
    Alma Media Oyj                            1,213      3,995       0.0%
    Amer Sports Oyj                           2,045     51,178       0.1%
#   Atria Oyj                                   595      6,136       0.0%
    Cargotec Oyj                              1,344     54,184       0.1%
    Caverion Corp.                            1,551     15,274       0.0%
    Citycon Oyj                               6,944     22,453       0.0%
    Cramo Oyj                                   564     10,480       0.0%
    Elisa Oyj                                 1,396     42,767       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FINLAND -- (Continued)
    F-Secure Oyj                              7,129 $   22,655       0.0%
*   Finnair Oyj                               1,332      4,416       0.0%
#   Fiskars Oyj Abp                             868     17,589       0.0%
    Fortum Oyj                                4,870     96,170       0.1%
#   Huhtamaki Oyj                             2,364     75,572       0.1%
    Kemira Oyj                                1,740     20,371       0.0%
#   Kesko Oyj Class A                           401     15,280       0.0%
    Kesko Oyj Class B                         1,418     57,938       0.1%
#   Kone Oyj Class B                          1,636     70,383       0.1%
    Konecranes Oyj                            1,023     33,168       0.0%
    Lassila & Tikanoja Oyj                      606     11,860       0.0%
    Metsa Board Oyj                           1,433      8,467       0.0%
    Metso Oyj                                 1,606     45,653       0.1%
    Metso Oyj Sponsored ADR                   2,800     20,160       0.0%
    Munksjo Oyj                                 245      2,856       0.0%
#   Neste Oil Oyj                             3,538     96,227       0.1%
#   Nokia Oyj                                43,552    293,864       0.3%
#   Nokian Renkaat Oyj                        1,186     38,540       0.0%
#*  Outokumpu Oyj                             5,944     35,864       0.0%
#   Outotec Oyj                               3,383     23,637       0.0%
    PKC Group Oyj                               691     15,065       0.0%
*   Poyry Oyj                                   726      2,591       0.0%
    Raisio Oyj Class V                        5,314     23,681       0.0%
    Ramirent Oyj                              1,350     10,375       0.0%
    Sampo Oyj Class A                         1,662     80,531       0.1%
    Sanoma Oyj                                2,100     11,061       0.0%
*   Stockmann Oyj Abp(5462371)                1,273     10,004       0.0%
#*  Stockmann Oyj Abp(5462393)                  646      5,144       0.0%
#   Stora Enso Oyj Class R                    3,612     38,010       0.0%
    Stora Enso Oyj Sponsored ADR              9,200     96,416       0.1%
    Technopolis Oyj                           2,391     10,972       0.0%
    Tieto Oyj                                 1,749     41,942       0.1%
    Tikkurila Oyj                             1,187     24,448       0.0%
    UPM-Kymmene Oyj                           2,691     48,692       0.1%
#   UPM-Kymmene Oyj Sponsored ADR             7,100    127,374       0.1%
    Uponor Oyj                                  782     12,043       0.0%
    Vaisala Oyj Class A                         214      5,741       0.0%
    Valmet OYJ                                  809      9,376       0.0%
    Wartsila Oyj Abp                          1,678     76,987       0.1%
#   YIT Oyj                                   1,551     10,947       0.0%
                                                    ----------       ---
TOTAL FINLAND                                        1,862,383       1.8%
                                                    ----------       ---
FRANCE -- (7.4%)
#   Accor SA                                    682     37,397       0.0%
#*  Air France-KLM                            2,302     19,845       0.0%
    Albioma SA                                1,126     23,506       0.0%
*   Alcatel-Lucent                           10,487     36,411       0.0%
*   Alcatel-Lucent Sponsored ADR              4,700     15,980       0.0%
*   Alstom SA                                 1,737     54,567       0.1%
    Alten SA                                    652     31,826       0.0%
    Altran Technologies SA                    3,293     35,855       0.0%
    April SA                                    199      2,841       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
FRANCE -- (Continued)
    Arkema SA                                 1,029 $ 82,807       0.1%
    Assystem                                    430    9,371       0.0%
    Atos SE                                   1,601  125,136       0.1%
#   AXA SA                                   10,250  259,180       0.3%
    Beneteau SA                               1,606   25,182       0.0%
    BNP Paribas SA                            4,597  290,306       0.3%
    Bollore SA                               15,505   88,614       0.1%
    Bonduelle S.C.A.                            159    4,415       0.0%
    Bongrain SA                                 112    7,352       0.0%
#   Bouygues SA                               2,961  122,244       0.1%
    Bureau Veritas SA                           935   22,017       0.0%
    Cap Gemini SA                               872   77,691       0.1%
    Carrefour SA                              4,908  169,222       0.2%
    Casino Guichard Perrachon SA                720   63,668       0.1%
    Cegid Group                                 257   11,262       0.0%
#*  CGG SA Sponsored ADR                      3,000   21,360       0.0%
    Christian Dior SE                           181   35,386       0.0%
    Cie de Saint-Gobain                       3,457  157,111       0.2%
    Cie Generale des Etablissements Michelin  2,932  326,964       0.3%
    CNP Assurances                            2,336   41,986       0.0%
    Credit Agricole SA                        9,814  152,690       0.1%
    Danone SA                                 1,153   83,434       0.1%
    Dassault Systemes                           560   43,152       0.0%
*   Derichebourg SA                           2,685    8,381       0.0%
    Edenred                                   1,663   44,584       0.0%
    Eiffage SA                                  799   48,725       0.1%
    Electricite de France SA                  2,202   56,030       0.1%
#*  Eramet                                       65    5,347       0.0%
*   Esso SA Francaise                            76    4,062       0.0%
*   Etablissements Maurel et Prom             3,472   32,495       0.0%
    Euler Hermes Group                          391   42,745       0.0%
    European Aeronautic Defence and Space
      Co. NV                                  1,424   98,686       0.1%
    Eutelsat Communications SA                1,910   66,591       0.1%
    Faiveley Transport SA                       384   24,239       0.0%
    Faurecia                                  2,196  104,097       0.1%
    Fimalac                                      48    4,737       0.0%
#   GDF Suez                                 16,372  333,111       0.3%
    Groupe Eurotunnel SE                      9,289  148,926       0.1%
*   Groupe Fnac                                  77    4,632       0.0%
#   Hermes International                         47   17,725       0.0%
    Iliad SA                                    101   23,810       0.0%
#   Imerys SA                                   787   59,901       0.1%
#   Ingenico                                    463   58,094       0.1%
    IPSOS                                       595   17,552       0.0%
    JCDecaux SA                               1,391   54,950       0.1%
#   Kering                                      413   76,379       0.1%
#   L'Oreal SA                                  377   71,947       0.1%
    Lafarge SA Sponsored ADR                  3,919   71,099       0.1%
    Lagardere SCA                             2,488   79,867       0.1%
    Legrand SA                                1,383   79,969       0.1%
    LISI                                        390   12,037       0.0%
    LVMH Moet Hennessy Louis Vuitton SE         841  147,063       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
FRANCE -- (Continued)
*   Manitou BF SA                               989 $ 19,184       0.0%
    Mersen                                      561   15,331       0.0%
    Metropole Television SA                   1,252   26,130       0.0%
    Montupet                                    358   25,232       0.0%
    Natixis SA                                7,935   65,682       0.1%
#   Naturex                                     274   18,301       0.0%
    Neopost SA                                  479   23,064       0.0%
*   Nexans SA                                   940   36,835       0.0%
    Nexity SA                                   653   28,677       0.0%
    Norbert Dentressangle SA                    110   26,754       0.0%
    Orange SA(684060106)                      2,675   43,817       0.0%
    Orange SA(5176177)                       14,360  236,528       0.2%
*   Orco Property Group SA                    4,822    1,947       0.0%
*   Parrot SA                                   411   10,841       0.0%
*   Peugeot SA                               10,026  189,548       0.2%
*   Pierre & Vacances SA                        114    3,621       0.0%
    Plastic Omnium SA                         1,743   48,536       0.1%
    Publicis Groupe SA ADR                    2,600   54,574       0.1%
    Rallye SA                                   796   29,736       0.0%
    Renault SA                                1,352  142,254       0.1%
    Rexel SA                                  3,443   64,889       0.1%
    Rubis SCA                                   812   55,170       0.1%
    Safran SA                                   921   67,295       0.1%
    Saft Groupe SA                              295   11,766       0.0%
    Schneider Electric SE(B11BPS1)              213   15,868       0.0%
    Schneider Electric SE(4834108)            1,009   75,421       0.1%
    SCOR SE                                   2,614   94,082       0.1%
    SEB SA                                      536   49,635       0.1%
*   Sequana SA                                  436    2,332       0.0%
    SES SA                                    1,679   58,843       0.1%
    Societe BIC SA                              279   47,662       0.1%
    Societe d'Edition de Canal +              1,412    9,871       0.0%
    Societe Generale SA                       3,403  170,132       0.2%
    Societe Television Francaise 1            2,017   35,252       0.0%
    Sodexo SA                                   519   52,518       0.1%
#*  SOITEC                                    7,482    7,108       0.0%
*   Solocal Group                             5,036    2,815       0.0%
    Somfy SA                                     55   16,606       0.0%
    Sopra Steria Group                          182   16,052       0.0%
    Stef SA                                     282   17,410       0.0%
    STMicroelectronics NV(2430025)            6,800   54,128       0.1%
    STMicroelectronics NV(5962332)            6,164   49,161       0.1%
    Suez Environnement Co.                    3,128   63,797       0.1%
#   Technip SA                                  293   19,975       0.0%
    Technip SA ADR                            1,900   32,528       0.0%
    Teleperformance                           1,286   96,532       0.1%
    Thales SA                                   513   31,229       0.0%
    Total SA                                 15,752  852,970       0.8%
    Total SA Sponsored ADR                    6,258  338,558       0.3%
    Trigano SA                                  655   23,527       0.0%
*   UBISOFT Entertainment                     3,256   60,040       0.1%
    Valeo SA                                    893  143,165       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FRANCE -- (Continued)
    Vallourec SA                              2,404 $   56,688       0.1%
#   Veolia Environnement SA                   1,171     24,778       0.0%
    Veolia Environnement SA ADR                 635     13,373       0.0%
    Vicat                                       469     33,818       0.0%
    Vilmorin & Cie SA                           213     17,820       0.0%
#   Vinci SA                                  3,758    230,496       0.2%
    Vivendi SA                                5,836    146,299       0.1%
    Zodiac Aerospace                          1,760     64,633       0.1%
                                                    ----------       ---
TOTAL FRANCE                                         8,547,393       8.1%
                                                    ----------       ---
GERMANY -- (6.0%)
    Aareal Bank AG                            1,390     59,786       0.1%
#   Adidas AG                                 1,038     85,049       0.1%
*   Aixtron SE Sponsored ADR                    300      2,004       0.0%
#   Allianz SE                                1,820    309,791       0.3%
    Amadeus Fire AG                             281     22,775       0.0%
    Aurubis AG                                1,028     64,958       0.1%
    Axel Springer SE                            764     42,622       0.1%
#   BASF SE                                   4,646    461,571       0.4%
*   Bauer AG                                    343      5,970       0.0%
    Bayerische Motoren Werke AG               3,166    373,476       0.4%
    BayWa AG                                    360     13,499       0.0%
    Bechtle AG                                  306     22,410       0.0%
    Beiersdorf AG                               364     31,663       0.0%
    Bertrandt AG                                 72      9,505       0.0%
    Bijou Brigitte AG                           112      6,992       0.0%
#   Bilfinger SE                                761     38,005       0.0%
    Brenntag AG                               1,227     73,621       0.1%
    CANCOM SE                                 1,324     54,767       0.1%
    Cewe Stiftung & Co. KGAA                    287     18,678       0.0%
#   Comdirect Bank AG                         1,445     15,333       0.0%
*   Commerzbank AG                            6,741     90,937       0.1%
#   Continental AG                              413     96,788       0.1%
#   CTS Eventim AG & Co. KGaA                   714     24,332       0.0%
    Daimler AG                                7,938    763,212       0.7%
    Deutsche Bank AG(5750355)                   233      7,452       0.0%
    Deutsche Bank AG(D18190898)               5,059    162,394       0.2%
    Deutsche Boerse AG                          795     65,877       0.1%
*   Deutsche Lufthansa AG                     5,573     76,861       0.1%
    Deutsche Post AG                          2,363     77,809       0.1%
    Deutsche Telekom AG                      29,042    533,811       0.5%
    Deutsche Wohnen AG                        3,071     80,551       0.1%
    Deutz AG                                  2,362     11,433       0.0%
*   Dialog Semiconductor P.L.C.               1,528     68,896       0.1%
    DMG Mori Seiki AG                         1,383     48,525       0.1%
    Duerr AG                                    272     27,841       0.0%
    E.ON SE                                   1,106     17,218       0.0%
    E.ON SE Sponsored ADR                     7,421    115,025       0.1%
    ElringKlinger AG                            969     26,676       0.0%
    Fielmann AG                                 278     18,884       0.0%
    Fraport AG Frankfurt Airport Services
      Worldwide                                 799     50,536       0.1%
    Freenet AG                                2,927     94,806       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
GERMANY -- (Continued)
#   Fuchs Petrolub SE                          430  $ 16,043       0.0%
    GEA Group AG                             1,442    69,253       0.1%
    GFK SE                                     297    11,365       0.0%
    Grammer AG                                 503    19,318       0.0%
    Grenkeleasing AG                           247    32,918       0.0%
    Hamburger Hafen und Logistik AG            706    15,571       0.0%
#   Hannover Rueck SE                          301    30,597       0.0%
    HeidelbergCement AG                      1,047    80,368       0.1%
*   Heidelberger Druckmaschinen AG           4,410    11,825       0.0%
    Henkel AG & Co. KGaA                       266    26,945       0.0%
#   Hochtief AG                                664    51,305       0.1%
    Hugo Boss AG                               428    52,666       0.1%
    Indus Holding AG                           565    29,555       0.0%
    Infineon Technologies AG                 9,758   114,722       0.1%
    Jenoptik AG                                847    10,212       0.0%
    K+S AG                                   3,195   104,155       0.1%
*   Kloeckner & Co. SE                       2,316    22,154       0.0%
*   Kontron AG                               1,112     6,276       0.0%
    Krones AG                                  229    25,273       0.0%
#   KUKA AG                                    521    37,013       0.0%
    KWS Saat SE                                 62    18,712       0.0%
    LANXESS AG                               1,758    93,833       0.1%
#   Leoni AG                                   751    48,095       0.1%
    Linde AG                                   934   182,513       0.2%
#   MAN SE                                     252    27,340       0.0%
    Metro AG                                 2,184    79,159       0.1%
    MLP AG                                     505     2,159       0.0%
    MTU Aero Engines AG                        939    92,310       0.1%
#   Muenchener
      Rueckversicherungs-Gesellschaft AG       701   136,833       0.1%
*   Nordex SE                                1,346    28,809       0.0%
    Norma Group SE                             398    21,141       0.0%
    Osram Licht AG                           1,507    79,373       0.1%
*   Patrizia Immobilien AG                   3,110    61,256       0.1%
    Pfeiffer Vacuum Technology AG              303    28,237       0.0%
#   Puma SE                                    101    20,602       0.0%
#   QSC AG                                   4,809     9,657       0.0%
    Rational AG                                 59    20,793       0.0%
    Rheinmetall AG                             925    47,358       0.1%
    RWE AG                                   8,756   217,582       0.2%
    SAF-Holland SA                           1,209    18,304       0.0%
    Salzgitter AG                              796    27,152       0.0%
    SAP SE                                     896    67,706       0.1%
    SAP SE Sponsored ADR                       187    14,154       0.0%
    Schaltbau Holding AG                       174    10,297       0.0%
#*  SGL Carbon SE                              671    10,879       0.0%
*   Singulus Technologies AG                 2,333     1,937       0.0%
    Sixt SE                                    798    38,212       0.0%
    Software AG                              1,169    33,748       0.0%
    Stroeer Media SE                           706    26,102       0.0%
#   Suedzucker AG                              686    10,339       0.0%
    Symrise AG                                 746    45,233       0.1%
    TAG Immobilien AG                        1,284    16,440       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
GERMANY -- (Continued)
#   Takkt AG                                  583 $   10,622       0.0%
#*  Talanx AG                                 814     25,894       0.0%
    Telefonica Deutschland Holding AG       5,114     31,695       0.0%
    ThyssenKrupp AG                         3,084     81,940       0.1%
*   Tom Tailor Holding AG                     936     11,570       0.0%
    United Internet AG                      1,164     52,041       0.1%
#   Volkswagen AG                             339     85,873       0.1%
#   Vossloh AG                                324     20,389       0.0%
    Wacker Chemie AG                          409     50,728       0.1%
    Wacker Neuson SE                          532     13,655       0.0%
    Wincor Nixdorf AG                         382     14,459       0.0%
    XING AG                                   104     17,184       0.0%
                                                  ----------       ---
TOTAL GERMANY                                      6,892,188       6.6%
                                                  ----------       ---
GREECE -- (0.0%)
*   T Bank SA                               8,910         --       0.0%
                                                  ----------       ---
HONG KONG -- (2.7%)
    APT Satellite Holdings, Ltd.           13,000     20,346       0.0%
    ASM Pacific Technology, Ltd.            2,800     31,288       0.0%
    Associated International Hotels,
      Ltd.                                  6,000     18,196       0.0%
    Bank of East Asia, Ltd. (The)          14,264     61,885       0.1%
    BOC Hong Kong Holdings, Ltd.           22,500     87,416       0.1%
#*  Brightoil Petroleum Holdings, Ltd.     87,000     27,612       0.0%
    Cafe de Coral Holdings, Ltd.           10,000     37,237       0.1%
    Cathay Pacific Airways, Ltd.           12,000     30,870       0.0%
    Cheung Kong Infrastructure
      Holdings, Ltd.                        6,000     50,906       0.1%
*   China Billion Resources, Ltd.         112,480         --       0.0%
*   China Energy Development Holdings,
      Ltd.                                176,000      4,206       0.0%
    Chow Sang Sang Holdings
      International, Ltd.                   5,000     11,475       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.     3,200      3,898       0.0%
    Chuang's Consortium International,
      Ltd.                                 93,642     13,890       0.0%
    CITIC Telecom International
      Holdings, Ltd.                        8,000      3,296       0.0%
    CK Hutchison Holdings, Ltd.             5,000    108,332       0.1%
    CLP Holdings, Ltd.                      5,000     43,769       0.1%
    Dah Sing Banking Group, Ltd.            8,960     19,391       0.0%
    Dah Sing Financial Holdings, Ltd.       4,576     32,038       0.0%
#   Esprit Holdings, Ltd.                  35,700     33,730       0.0%
    Far East Consortium International,
      Ltd.                                 37,000     17,618       0.0%
*   FIH Mobile, Ltd.                       55,000     29,173       0.0%
    First Pacific Co., Ltd.                55,600     53,906       0.1%
    Future Bright Holdings, Ltd.           30,000      6,792       0.0%
*   G-Resources Group, Ltd.             1,184,400     39,018       0.1%
    Giordano International, Ltd.           20,000      9,928       0.0%
*   Global Brands Group Holding, Ltd.      30,000      6,098       0.0%
    Guangnan Holdings, Ltd.                40,000      7,102       0.0%
    Hang Lung Group, Ltd.                  12,000     63,610       0.1%
    Hang Lung Properties, Ltd.             16,000     53,986       0.1%
    Hang Seng Bank, Ltd.                    3,100     60,434       0.1%
    Henderson Land Development Co.,
      Ltd.                                 17,672    142,133       0.2%
    Hong Kong & China Gas Co., Ltd.        14,762     35,163       0.0%
    Hong Kong Aircraft Engineering
      Co., Ltd.                             1,200     13,131       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
HONG KONG -- (Continued)
    Hong Kong Exchanges and Clearing, Ltd.     2,560 $ 97,588       0.1%
    Hongkong & Shanghai Hotels (The)          11,096   16,264       0.0%
    Hopewell Holdings, Ltd.                   14,000   53,752       0.1%
    Hutchison Telecommunications Hong Kong
      Holdings, Ltd.                          15,000    6,899       0.0%
    Hysan Development Co., Ltd.                8,000   36,759       0.0%
    Johnson Electric Holdings, Ltd.            9,375   34,708       0.0%
    K Wah International Holdings, Ltd.        45,000   25,784       0.0%
    Kerry Logistics Network, Ltd.              6,500   10,452       0.0%
    Kerry Properties, Ltd.                    13,000   52,722       0.1%
    Kowloon Development Co., Ltd.             10,000   12,811       0.0%
    L'Occitane International SA                9,250   27,345       0.0%
    Lai Sun Development Co., Ltd.            143,000    3,838       0.0%
    Li & Fung, Ltd.                           30,000   30,554       0.0%
    Lifestyle International Holdings, Ltd.     4,500    8,414       0.0%
    Liu Chong Hing Investment, Ltd.           12,000   15,916       0.0%
    Luk Fook Holdings International, Ltd.      8,000   24,963       0.0%
    Man Wah Holdings, Ltd.                    32,000   41,437       0.1%
#*  Midland Holdings, Ltd.                    46,000   21,474       0.0%
*   Mongolian Mining Corp.                   305,000   16,863       0.0%
    MTR Corp., Ltd.                            7,053   34,527       0.0%
    New World Development Co., Ltd.           52,385   69,346       0.1%
    Newocean Energy Holdings, Ltd.            42,000   23,387       0.0%
    NWS Holdings, Ltd.                        34,750   58,616       0.1%
    Orient Overseas International, Ltd.        6,000   36,786       0.1%
    Pacific Basin Shipping, Ltd.              42,000   15,553       0.0%
    Pacific Textile Holdings, Ltd.            15,000   20,868       0.0%
    PCCW, Ltd.                                45,000   30,075       0.0%
#   Pico Far East Holdings, Ltd.              14,000    4,057       0.0%
    Power Assets Holdings, Ltd.                2,500   25,153       0.0%
    Prada SpA                                  2,700   14,607       0.0%
    Regal Hotels International Holdings,
      Ltd.                                    24,600   15,255       0.0%
#   SA SA International Holdings, Ltd.        28,000   14,209       0.0%
    Samsonite International SA                17,400   63,461       0.1%
    Shangri-La Asia, Ltd.                     33,500   50,895       0.1%
    Shun Tak Holdings, Ltd.                   27,500   15,933       0.0%
    Singamas Container Holdings, Ltd.         42,000    7,894       0.0%
    Sino Land Co., Ltd.                       28,800   50,744       0.1%
    SmarTone Telecommunications Holdings,
      Ltd.                                    16,500   29,938       0.0%
*   SOCAM Development, Ltd.                    4,000    3,578       0.0%
    Stella International Holdings, Ltd.       10,000   26,842       0.0%
    Sun Hung Kai & Co., Ltd.                  11,619   12,054       0.0%
    Sun Hung Kai Properties, Ltd.              6,134  101,955       0.1%
    Swire Pacific, Ltd. Class A                1,500   20,250       0.0%
    Swire Pacific, Ltd. Class B                5,000   12,730       0.0%
    Swire Properties, Ltd.                    10,000   34,355       0.0%
    Techtronic Industries Co., Ltd.           21,500   75,672       0.1%
    Television Broadcasts, Ltd.                5,100   33,324       0.0%
    Texwinca Holdings, Ltd.                   14,000   13,576       0.0%
    Transport International Holdings, Ltd.     4,000    9,964       0.0%
    Trinity, Ltd.                             64,000   13,926       0.0%
    Value Partners Group, Ltd.                40,000   74,263       0.1%
    Varitronix International, Ltd.            17,000   13,582       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
HONG KONG -- (Continued)
    Victory City International Holdings,
      Ltd.                                    14,000 $    2,558       0.0%
    Vitasoy International Holdings, Ltd.      18,000     32,909       0.0%
#   VTech Holdings, Ltd.                       2,200     30,565       0.0%
    Wharf Holdings, Ltd. (The)                12,625     91,208       0.1%
    Wheelock & Co., Ltd.                      13,000     72,951       0.1%
    Xinyi Glass Holdings, Ltd.                32,000     21,242       0.0%
#   Xinyi Solar Holdings, Ltd.                32,000     11,188       0.0%
    Yue Yuen Industrial Holdings, Ltd.        15,000     56,609       0.1%
                                                     ----------       ---
TOTAL HONG KONG                                       3,063,021       2.9%
                                                     ----------       ---
IRELAND -- (0.5%)
*   Bank of Ireland                          153,766     59,442       0.1%
*   Bank of Ireland Sponsored ADR                330      5,029       0.0%
    CRH P.L.C.                                 3,670    103,118       0.1%
    CRH P.L.C. Sponsored ADR                   3,814    106,601       0.1%
    Dragon Oil P.L.C.                          4,125     38,814       0.0%
    FBD Holdings P.L.C.                          158      1,707       0.0%
    Glanbia P.L.C.                             1,329     24,630       0.0%
    Irish Continental Group P.L.C.             3,964     17,742       0.0%
    Kerry Group P.L.C. Class A                   667     48,766       0.1%
    Kingspan Group P.L.C.(0492793)             1,183     23,569       0.0%
    Kingspan Group P.L.C.(4491235)             2,318     45,990       0.1%
    Smurfit Kappa Group P.L.C.                 3,976    121,731       0.1%
                                                     ----------       ---
TOTAL IRELAND                                           597,139       0.6%
                                                     ----------       ---
ISRAEL -- (0.4%)
*   Africa Israel Investments, Ltd.            1,975      1,852       0.0%
*   AudioCodes, Ltd.                             614      2,795       0.0%
    Azrieli Group                                825     35,592       0.1%
    Bank Hapoalim BM                           8,228     41,156       0.1%
*   Bank Leumi Le-Israel BM                    8,012     31,140       0.0%
    Bezeq The Israeli Telecommunication
      Corp., Ltd.                             18,184     34,441       0.1%
    Delek Group, Ltd.                             45     12,554       0.0%
    Elbit Systems, Ltd.                          328     25,956       0.0%
    Electra, Ltd.                                 59      7,211       0.0%
    Harel Insurance Investments & Financial
      Services, Ltd.                           4,420     20,648       0.0%
    Israel Chemicals, Ltd.                     1,084      7,584       0.0%
*   Israel Discount Bank, Ltd. Class A        20,541     36,085       0.1%
    Ituran Location and Control, Ltd.            538     12,329       0.0%
*   Jerusalem Oil Exploration                    300     11,458       0.0%
    Menorah Mivtachim Holdings, Ltd.             894      8,855       0.0%
    Migdal Insurance & Financial Holding,
      Ltd.                                     7,718      9,345       0.0%
*   Mizrahi Tefahot Bank, Ltd.                 3,321     37,145       0.1%
*   Naphtha Israel Petroleum Corp., Ltd.       3,305     18,676       0.0%
    NICE Systems, Ltd. Sponsored ADR             563     33,696       0.0%
*   Oil Refineries, Ltd.                       7,964      2,846       0.0%
    Osem Investments, Ltd.                       565     12,064       0.0%
    Paz Oil Co., Ltd.                            198     30,288       0.0%
    Phoenix Holdings, Ltd. (The)               1,952      5,779       0.0%
    Rami Levy Chain Stores Hashikma
      Marketing 2006, Ltd.                       280     11,348       0.0%
    Shikun & Binui, Ltd.                       5,298     11,889       0.0%
*   Strauss Group, Ltd.                        1,319     23,490       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
ISRAEL -- (Continued)
*   Union Bank of Israel                       1,193 $  4,047       0.0%
                                                     --------       ---
TOTAL ISRAEL                                          490,269       0.5%
                                                     --------       ---
ITALY -- (2.6%)
    A2A SpA                                   16,029   18,465       0.0%
    ACEA SpA                                   1,354   18,230       0.0%
    Ansaldo STS SpA                            2,050   21,793       0.0%
#*  Arnoldo Mondadori Editore SpA              1,773    2,189       0.0%
    Assicurazioni Generali SpA                 2,591   50,626       0.1%
#   Astaldi SpA                                1,321   11,484       0.0%
    Atlantia SpA                               2,073   58,303       0.1%
*   Autogrill SpA                              3,805   36,392       0.1%
    Azimut Holding SpA                         1,510   44,323       0.1%
#*  Banca Carige SpA                          81,677    6,660       0.0%
    Banca Generali SpA                         1,007   33,797       0.0%
    Banca IFIS SpA                               180    3,693       0.0%
#*  Banca Monte dei Paschi di Siena SpA        9,202    5,672       0.0%
*   Banca Popolare dell'Emilia Romagna SC     10,482   86,223       0.1%
#*  Banca Popolare dell'Etruria e del Lazio
      SC                                         424      277       0.0%
*   Banca Popolare di Milano Scarl           103,079  106,215       0.1%
    Banca Popolare di Sondrio SCARL            9,550   43,343       0.1%
*   Banco Popolare SC                          7,578  119,807       0.1%
    Brembo SpA                                   534   21,361       0.0%
    Buzzi Unicem SpA                           2,089   33,623       0.0%
    Cementir Holding SpA                       2,563   18,074       0.0%
*   CIR-Compagnie Industriali Riunite SpA      7,131    8,527       0.0%
    CNH Industrial NV                          2,621   23,029       0.0%
    Credito Emiliano SpA                       1,807   15,074       0.0%
*   Credito Valtellinese SC                   26,456   33,016       0.0%
    Danieli & C Officine Meccaniche SpA          433   10,536       0.0%
    De' Longhi                                   720   16,239       0.0%
    Enel Green Power SpA                      16,762   32,549       0.0%
    Enel SpA                                  14,190   67,260       0.1%
    Eni SpA                                   16,433  315,281       0.3%
    Eni SpA Sponsored ADR                      2,146   82,471       0.1%
    ERG SpA                                    1,082   15,554       0.0%
*   Fiat Chrysler Automobiles NV               1,600   23,600       0.0%
*   Finmeccanica SpA                           6,992   89,210       0.1%
#*  Geox SpA                                     852    3,113       0.0%
*   Gruppo Editoriale L'Espresso SpA           3,978    5,214       0.0%
    Hera SpA                                  12,421   32,765       0.0%
*   IMMSI SpA                                  4,196    2,935       0.0%
    Industria Macchine Automatiche SpA           246   12,525       0.0%
    Interpump Group SpA                        1,758   29,564       0.0%
    Intesa Sanpaolo SpA                       67,726  227,526       0.2%
    Iren SpA                                   8,189   12,022       0.0%
    Italcementi SpA                            2,021   14,400       0.0%
    Italmobiliare SpA                            246    8,031       0.0%
    Luxottica Group SpA                           27    1,778       0.0%
    Luxottica Group SpA Sponsored ADR            600   39,372       0.1%
    MARR SpA                                     686   13,780       0.0%
*   Mediaset SpA                              14,069   72,309       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
ITALY -- (Continued)
    Mediobanca SpA                            9,384 $   91,096       0.1%
    Mediolanum SpA                            2,157     18,105       0.0%
    Parmalat SpA                              3,464      9,593       0.0%
#   Piaggio & C SpA                           2,131      6,463       0.0%
    Pirelli & C. SpA                          3,639     62,962       0.1%
    Prysmian SpA                              2,221     45,293       0.1%
    Reply SpA                                   191     20,442       0.0%
*   Safilo Group SpA                          1,177     17,122       0.0%
#*  Saipem SpA                                  800     10,607       0.0%
    Salvatore Ferragamo SpA                     861     26,774       0.0%
*   Saras SpA                                 3,877      7,517       0.0%
    Snam SpA                                  8,606     44,830       0.1%
    Societa Cattolica di Assicurazioni SCRL   4,310     36,821       0.1%
    Societa Iniziative Autostradali e
      Servizi SpA                             1,213     14,009       0.0%
#*  Telecom Italia SpA                       88,857    104,875       0.1%
*   Telecom Italia SpA Sponsored ADR          8,020     94,235       0.1%
    Tenaris SA                                  331     10,178       0.0%
    Terna Rete Elettrica Nazionale SpA        4,479     21,116       0.0%
    Tod's SpA                                   194     17,799       0.0%
    UniCredit SpA                            17,008    122,086       0.1%
    Unione di Banche Italiane SCPA           15,735    124,895       0.1%
    Unipol Gruppo Finanziario SpA             6,471     33,948       0.0%
    UnipolSai SpA                            19,389     54,257       0.1%
    Vittoria Assicurazioni SpA                  877      9,560       0.0%
*   World Duty Free SpA                       1,015     11,331       0.0%
*   Yoox SpA                                    729     22,964       0.0%
                                                    ----------       ---
TOTAL ITALY                                          2,987,108       2.8%
                                                    ----------       ---
JAPAN -- (19.6%)
    77 Bank, Ltd. (The)                       7,000     40,398       0.1%
    ABC-Mart, Inc.                              100      5,690       0.0%
    Accordia Golf Co., Ltd.                   2,400     24,410       0.0%
    Adastria Holdings Co., Ltd.                 300      9,101       0.0%
    ADEKA Corp.                               2,100     29,620       0.0%
    Aderans Co., Ltd.                           200      1,886       0.0%
#   Advantest Corp.                           2,200     25,937       0.0%
    Aeon Co., Ltd.                           13,710    170,558       0.2%
    Aeon Delight Co., Ltd.                      600     15,890       0.0%
    Ahresty Corp.                               800      5,736       0.0%
    Ai Holdings Corp.                         1,200     21,822       0.0%
    Aica Kogyo Co., Ltd.                      1,000     22,966       0.0%
    Aichi Bank, Ltd. (The)                      200     10,461       0.0%
    Aichi Steel Corp.                         4,000     19,229       0.0%
    Aida Engineering, Ltd.                      500      5,700       0.0%
    Aisan Industry Co., Ltd.                  1,300     12,237       0.0%
    Aisin Seiki Co., Ltd.                     2,000     91,456       0.1%
    Akebono Brake Industry Co., Ltd.          6,000     20,999       0.0%
    Akita Bank, Ltd. (The)                    5,000     15,440       0.0%
    Alpine Electronics, Inc.                  1,300     26,418       0.0%
    Alps Electric Co., Ltd.                   1,300     32,293       0.0%
    Amano Corp.                               1,700     21,867       0.0%
    ANA Holdings, Inc.                        3,000      8,294       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES   VALUE++  OF NET ASSETS**
                                             ------   -------- ---------------
JAPAN -- (Continued)
    Anritsu Corp.                             2,900   $ 20,793       0.0%
    AOKI Holdings, Inc.                       1,200     16,633       0.0%
    Aomori Bank, Ltd. (The)                   2,000      6,601       0.0%
    Aoyama Trading Co., Ltd.                  1,200     41,506       0.1%
    Aozora Bank, Ltd.                         4,000     14,962       0.0%
    Arakawa Chemical Industries, Ltd.           900      9,954       0.0%
    Arcs Co., Ltd.                              800     16,738       0.0%
    Asahi Diamond Industrial Co., Ltd.        1,000     12,294       0.0%
    Asahi Glass Co., Ltd.                     9,000     60,570       0.1%
    Asahi Holdings, Inc.                        300      5,645       0.0%
    Asahi Kasei Corp.                        10,000     94,166       0.1%
    Asatsu-DK, Inc.                             700     19,247       0.0%
    Asics Corp.                               1,000     25,660       0.0%
    Autobacs Seven Co., Ltd.                    900     14,018       0.0%
#   Avex Group Holdings, Inc.                 1,200     18,520       0.0%
    Awa Bank, Ltd. (The)                      5,000     29,681       0.0%
    Azbil Corp.                               1,400     36,879       0.1%
#   Bank of Iwate, Ltd. (The)                   400     17,963       0.0%
    Bank of Kyoto, Ltd. (The)                 7,000     76,310       0.1%
#   Bank of Nagoya, Ltd. (The)                4,000     14,704       0.0%
    Bank of Okinawa, Ltd. (The)                 600     25,322       0.0%
    Bank of Saga, Ltd. (The)                  1,000      2,641       0.0%
    Bank of the Ryukyus, Ltd.                 1,400     20,425       0.0%
    Bank of Yokohama, Ltd. (The)             10,000     63,466       0.1%
    Benesse Holdings, Inc.                      700     21,939       0.0%
#   Best Denki Co., Ltd.                      8,100     10,014       0.0%
#   Bic Camera, Inc.                          3,100     30,915       0.0%
    Bookoff Corp.                             1,500     11,294       0.0%
    Bridgestone Corp.                         2,800    117,274       0.1%
    Brother Industries, Ltd.                  2,800     44,549       0.1%
    Calbee, Inc.                                400     16,286       0.0%
    Calsonic Kansei Corp.                     6,000     43,738       0.1%
    Canon Electronics, Inc.                     600     12,036       0.0%
    Canon Marketing Japan, Inc.               1,200     22,542       0.0%
    Canon, Inc.                                 194      6,917       0.0%
    Canon, Inc. Sponsored ADR                 2,596     92,418       0.1%
    Capcom Co., Ltd.                          1,200     22,353       0.0%
#   Casio Computer Co., Ltd.                  4,200     84,917       0.1%
    Central Glass Co., Ltd.                   4,000     18,379       0.0%
    Central Japan Railway Co.                   300     53,582       0.1%
    Century Tokyo Leasing Corp.               1,300     41,047       0.1%
    Chiba Bank, Ltd. (The)                    3,000     24,655       0.0%
    Chiba Kogyo Bank, Ltd. (The)              1,500     10,361       0.0%
    Chiyoda Co., Ltd.                           700     14,962       0.0%
    Chubu Electric Power Co., Inc.            1,800     23,858       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.            6,000     12,504       0.0%
    Chugoku Bank, Ltd. (The)                  3,300     53,018       0.1%
    Chugoku Electric Power Co., Inc. (The)    1,200     17,618       0.0%
    Chugoku Marine Paints, Ltd.               2,000     17,329       0.0%
    Chukyo Bank, Ltd. (The)                   7,000     13,222       0.0%
    Citizen Holdings Co., Ltd.                2,500     19,784       0.0%
    CKD Corp.                                 2,200     20,160       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                             SHARES VALUE++ OF NET ASSETS**
                                             ------ ------- ---------------
JAPAN -- (Continued)
*   CMK Corp.                                 2,100 $ 5,247       0.0%
#   Coca-Cola East Japan Co., Ltd.            1,527  28,535       0.0%
    Coca-Cola West Co., Ltd.                  1,500  23,865       0.0%
    COMSYS Holdings Corp.                     1,600  22,291       0.0%
*   Cosmo Oil Co., Ltd.                      15,000  22,239       0.0%
    Dai Nippon Printing Co., Ltd.             4,000  41,322       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)   4,300  70,674       0.1%
    Daibiru Corp.                             1,500  14,729       0.0%
    Daicel Corp.                              1,000  12,056       0.0%
    Daido Steel Co., Ltd.                     7,000  33,471       0.1%
    Daifuku Co., Ltd.                         2,000  26,644       0.0%
#   Daihatsu Motor Co., Ltd.                  2,100  30,419       0.0%
    Daiichikosho Co., Ltd.                      400  12,901       0.0%
    Daikin Industries, Ltd.                     700  47,158       0.1%
    Daikyo, Inc.                              5,000   7,523       0.0%
    Daio Paper Corp.                          3,000  31,828       0.0%
    Daisan Bank, Ltd. (The)                   7,000  11,543       0.0%
    Daiseki Co., Ltd.                           200   3,559       0.0%
    Daishi Bank, Ltd. (The)                   8,000  30,170       0.0%
    Daito Trust Construction Co., Ltd.          300  34,935       0.1%
    Daiwa House Industry Co., Ltd.            3,000  66,975       0.1%
    Daiwa Securities Group, Inc.              1,000   8,296       0.0%
    Daiwabo Holdings Co., Ltd.                8,000  13,337       0.0%
    DCM Holdings Co., Ltd.                    1,800  15,011       0.0%
#   Dena Co., Ltd.                            2,900  57,930       0.1%
    Denki Kagaku Kogyo K.K.                  11,000  44,915       0.1%
    Denso Corp.                               1,100  54,610       0.1%
    Dentsu, Inc.                                800  37,292       0.1%
    DIC Corp.                                10,000  30,255       0.0%
    Disco Corp.                                 400  36,427       0.1%
    DMG Mori Seiki Co., Ltd.                  1,100  17,940       0.0%
    Don Quijote Holdings Co., Ltd.              300  22,888       0.0%
    Doutor Nichires Holdings Co., Ltd.          400   7,555       0.0%
    Dowa Holdings Co., Ltd.                   2,000  17,948       0.0%
    Dr Ci:Labo Co., Ltd.                        500  18,811       0.0%
    DTS Corp.                                   200   4,071       0.0%
    Dunlop Sports Co., Ltd.                   1,100  11,415       0.0%
    Eagle Industry Co., Ltd.                  1,300  26,253       0.0%
    East Japan Railway Co.                      600  53,032       0.1%
    Ebara Corp.                               5,000  22,228       0.0%
#   EDION Corp.                               1,800  13,138       0.0%
#   Ehime Bank, Ltd. (The)                    6,000  12,702       0.0%
    Eighteenth Bank, Ltd. (The)               4,000  13,094       0.0%
    Eizo Corp.                                  500  11,091       0.0%
    Electric Power Development Co., Ltd.        600  20,142       0.0%
    Enplas Corp.                                500  20,122       0.0%
    Exedy Corp.                               1,000  24,560       0.0%
    FamilyMart Co., Ltd.                        600  25,838       0.0%
    FANUC Corp.                                 300  65,989       0.1%
    Fast Retailing Co., Ltd.                    100  39,388       0.1%
#   FCC Co., Ltd.                             1,000  16,224       0.0%
*   Felissimo Corp.                             400   3,744       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                             SHARES VALUE++ OF NET ASSETS**
                                             ------ ------- ---------------
JAPAN -- (Continued)
#   FIDEA Holdings Co., Ltd.                  5,200 $10,351       0.0%
    Foster Electric Co., Ltd.                   500  12,939       0.0%
    FP Corp.                                    500  17,939       0.0%
    France Bed Holdings Co., Ltd.             6,000   8,977       0.0%
    Fuji Electric Co., Ltd.                   6,000  28,295       0.0%
    Fuji Heavy Industries, Ltd.               1,000  33,440       0.1%
*   Fuji Oil Co., Ltd.(6581361)               2,200   7,703       0.0%
    Fuji Oil Co., Ltd.(6356848)               1,100  15,994       0.0%
    Fuji Seal International, Inc.               400  12,000       0.0%
    Fuji Soft, Inc.                             600  12,199       0.0%
    Fujibo Holdings, Inc.                     5,000  12,462       0.0%
    FUJIFILM Holdings Corp.                   1,300  48,967       0.1%
    Fujikura, Ltd.                            7,000  33,340       0.1%
    Fujimori Kogyo Co., Ltd.                    300   9,437       0.0%
    Fujitec Co., Ltd.                         1,400  15,223       0.0%
    Fujitsu General, Ltd.                     1,000  14,403       0.0%
    Fujitsu, Ltd.                             7,000  46,399       0.1%
    Fukui Bank, Ltd. (The)                    7,000  15,745       0.0%
    Fukuoka Financial Group, Inc.             3,000  17,236       0.0%
#   Fukuyama Transporting Co., Ltd.           5,000  28,332       0.0%
    Furukawa Electric Co., Ltd.              18,000  32,992       0.1%
*   Futaba Industrial Co., Ltd.                 900   4,522       0.0%
    Geo Holdings Corp.                          900   9,775       0.0%
    Glory, Ltd.                               1,000  27,677       0.0%
    GMO internet, Inc.                        2,700  33,942       0.1%
    Godo Steel, Ltd.                          6,000   9,714       0.0%
    Goldcrest Co., Ltd.                       1,200  23,585       0.0%
#   Gree, Inc.                                1,200   7,748       0.0%
    GS Yuasa Corp.                            9,000  42,311       0.1%
    Gulliver International Co., Ltd.          1,200   9,387       0.0%
#   GungHo Online Entertainment, Inc.         3,500  14,368       0.0%
    Gunma Bank, Ltd. (The)                    9,000  63,731       0.1%
    Gunze, Ltd.                               5,000  13,444       0.0%
    H2O Retailing Corp.                       2,945  52,989       0.1%
    Hachijuni Bank, Ltd. (The)                7,000  54,570       0.1%
    Hakuhodo DY Holdings, Inc.                2,200  23,544       0.0%
    Hankyu Hanshin Holdings, Inc.            12,000  72,433       0.1%
    Hanwa Co., Ltd.                           4,000  16,536       0.0%
    Haseko Corp.                              2,200  21,723       0.0%
    Hazama Ando Corp.                         4,200  23,831       0.0%
    Heiwa Corp.                                 800  16,680       0.0%
    Heiwa Real Estate Co., Ltd.                 500   6,786       0.0%
    Heiwado Co., Ltd.                         1,200  28,817       0.0%
    Higashi-Nippon Bank, Ltd. (The)           6,000  21,213       0.0%
    Higo Bank, Ltd. (The)                     3,000  19,282       0.0%
    Hikari Tsushin, Inc.                        200  13,349       0.0%
    Hino Motors, Ltd.                         1,000  13,046       0.0%
    Hiroshima Bank, Ltd. (The)               11,000  64,249       0.1%
    Hitachi Capital Corp.                     1,300  29,452       0.0%
    Hitachi Chemical Co., Ltd.                1,300  25,163       0.0%
    Hitachi Construction Machinery Co., Ltd.  1,500  26,630       0.0%
    Hitachi High-Technologies Corp.             400  11,592       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Hitachi Koki Co., Ltd.                      600 $  4,935       0.0%
    Hitachi Kokusai Electric, Inc.            2,000   27,702       0.0%
    Hitachi Metals, Ltd.                      1,000   15,639       0.0%
    Hitachi Transport System, Ltd.            1,100   17,740       0.0%
    Hitachi Zosen Corp.                       3,800   20,949       0.0%
    Hitachi, Ltd.                            41,000  279,739       0.3%
*   Hokkaido Electric Power Co., Inc.         1,600   14,756       0.0%
    Hokkan Holdings, Ltd.                     5,000   11,662       0.0%
    Hokkoku Bank, Ltd. (The)                  7,000   25,356       0.0%
    Hokuetsu Bank, Ltd. (The)                 4,000    8,034       0.0%
    Hokuetsu Kishu Paper Co., Ltd.            3,600   19,583       0.0%
    Hokuhoku Financial Group, Inc.           25,000   59,786       0.1%
    Hokuriku Electric Power Co.               1,800   26,611       0.0%
    Hokuto Corp.                              1,400   25,143       0.0%
    Honda Motor Co., Ltd.                     9,500  318,491       0.3%
    Honda Motor Co., Ltd. Sponsored ADR       3,554  119,166       0.1%
    Horiba, Ltd.                                600   22,531       0.0%
    House Foods Group, Inc.                   1,900   38,800       0.1%
    Hoya Corp.                                  600   23,125       0.0%
    Hyakugo Bank, Ltd. (The)                  4,000   19,664       0.0%
    Hyakujushi Bank, Ltd. (The)               4,000   13,731       0.0%
    Ibiden Co., Ltd.                          2,800   48,971       0.1%
    Ichiyoshi Securities Co., Ltd.            2,000   21,472       0.0%
    Idec Corp.                                1,300   11,765       0.0%
    Idemitsu Kosan Co., Ltd.                  2,500   48,430       0.1%
    IHI Corp.                                 7,000   32,092       0.0%
    Iida Group Holdings Co., Ltd.             1,624   21,797       0.0%
    Iino Kaiun Kaisha, Ltd.                   2,500   13,150       0.0%
    Inaba Denki Sangyo Co., Ltd.                600   21,694       0.0%
    Inabata & Co., Ltd.                         300    3,156       0.0%
    Inageya Co., Ltd.                         2,000   22,458       0.0%
    Internet Initiative Japan, Inc.             700   11,836       0.0%
    Iseki & Co., Ltd.                         5,000   10,340       0.0%
    Isetan Mitsukoshi Holdings, Ltd.          5,840   94,490       0.1%
*   Ishihara Sangyo Kaisha, Ltd.             13,000   12,901       0.0%
    Isuzu Motors, Ltd.                        2,000   26,508       0.0%
    IT Holdings Corp.                         1,200   23,630       0.0%
#   Ito En, Ltd.                              1,000   20,779       0.0%
    ITOCHU Corp.                              5,300   65,259       0.1%
    Itochu Enex Co., Ltd.                     1,800   16,254       0.0%
    Itochu Techno-Solutions Corp.               800   18,219       0.0%
    Itoham Foods, Inc.                        5,000   27,010       0.0%
    IwaiCosmo Holdings, Inc.                    900   12,072       0.0%
    Iwatani Corp.                             7,000   47,344       0.1%
    Iyo Bank, Ltd. (The)                      4,300   53,565       0.1%
    J Front Retailing Co., Ltd.               3,400   56,657       0.1%
    J-Oil Mills, Inc.                         3,000   10,143       0.0%
    Japan Exchange Group, Inc.                1,500   43,338       0.1%
    Japan Pulp & Paper Co., Ltd.              5,000   13,717       0.0%
#   Japan Steel Works, Ltd. (The)             8,000   36,919       0.1%
    JFE Holdings, Inc.                        2,000   45,150       0.1%
    JGC Corp.                                 1,000   20,811       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Jin Co., Ltd.                               500 $ 19,237       0.0%
    Joshin Denki Co., Ltd.                    1,000    8,022       0.0%
    Jowa Holdings Co., Ltd.                     500   20,272       0.0%
    Joyo Bank, Ltd. (The)                     6,000   32,820       0.1%
    JSR Corp.                                 2,100   35,821       0.1%
    JTEKT Corp.                               3,200   54,501       0.1%
    Juroku Bank, Ltd. (The)                   6,000   23,887       0.0%
    JVC Kenwood Corp.                         1,500    4,556       0.0%
    JX Holdings, Inc.                        16,790   73,115       0.1%
#   K's Holdings Corp.                          700   23,373       0.0%
*   Kadokawa Dwango                             934   14,708       0.0%
    Kaga Electronics Co., Ltd.                1,200   14,500       0.0%
    Kagoshima Bank, Ltd. (The)                3,000   21,594       0.0%
    Kajima Corp.                              6,000   28,661       0.0%
#   Kakaku.com, Inc.                          1,200   18,610       0.0%
    Kameda Seika Co., Ltd.                      300   12,218       0.0%
    Kamigumi Co., Ltd.                        4,000   40,049       0.1%
    Kanamoto Co., Ltd.                          600   17,549       0.0%
    Kandenko Co., Ltd.                        4,000   25,377       0.0%
    Kaneka Corp.                              8,000   55,775       0.1%
    Kanematsu Corp.                          12,000   18,855       0.0%
*   Kansai Electric Power Co., Inc. (The)     3,300   33,165       0.1%
    Kansai Paint Co., Ltd.                    1,000   17,825       0.0%
    Kao Corp.                                 1,000   47,889       0.1%
    Kato Works Co., Ltd.                      2,000   12,810       0.0%
    Kawasaki Heavy Industries, Ltd.           5,000   25,769       0.0%
    Kawasaki Kisen Kaisha, Ltd.               9,000   23,248       0.0%
    KDDI Corp.                                6,900  163,270       0.2%
    Keihan Electric Railway Co., Ltd.         8,000   46,399       0.1%
    Keihin Corp.                              1,100   18,018       0.0%
    Keikyu Corp.                              3,000   23,848       0.0%
    Keio Corp.                                3,000   23,171       0.0%
    Keisei Electric Railway Co., Ltd.         2,000   23,707       0.0%
    Keiyo Bank, Ltd. (The)                    6,000   35,516       0.1%
    Kewpie Corp.                              2,200   53,677       0.1%
    KEY Coffee, Inc.                            300    4,534       0.0%
    Kintetsu Group Holdings Co., Ltd.         7,000   24,792       0.0%
    Kintetsu World Express, Inc.                300   13,819       0.0%
    Kitz Corp.                                3,000   15,215       0.0%
    Kiyo Bank, Ltd. (The)                     1,500   21,509       0.0%
    Koa Corp.                                 1,400   14,341       0.0%
    Kobe Steel, Ltd.                         58,000  105,420       0.1%
    Kohnan Shoji Co., Ltd.                    1,300   14,500       0.0%
    Koito Manufacturing Co., Ltd.             1,000   34,992       0.1%
    Kokuyo Co., Ltd.                          2,300   21,010       0.0%
    Komatsu, Ltd.                             4,200   84,500       0.1%
    Komeri Co., Ltd.                            500   11,252       0.0%
    Konami Corp.                              1,400   25,693       0.0%
    Konica Minolta, Inc.                      7,300   80,607       0.1%
    Konishi Co., Ltd.                           600   10,519       0.0%
    Kose Corp.                                  700   45,649       0.1%
    Kubota Corp. Sponsored ADR                  500   38,925       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Kurabo Industries, Ltd.                   8,000 $ 14,019       0.0%
    Kuraray Co., Ltd.                         2,000   27,045       0.0%
#   Kureha Corp.                              5,000   22,883       0.0%
    Kurita Water Industries, Ltd.             2,100   54,567       0.1%
    Kuroda Electric Co., Ltd.                 1,300   23,370       0.0%
    KYB Co., Ltd.                             4,000   15,188       0.0%
    Kyocera Corp. Sponsored ADR               1,800   93,528       0.1%
    Kyokuto Kaihatsu Kogyo Co., Ltd.          1,100   12,236       0.0%
#   Kyoritsu Maintenance Co., Ltd.              240   11,592       0.0%
    Kyowa Exeo Corp.                          2,000   23,333       0.0%
*   Kyushu Electric Power Co., Inc.           1,800   19,197       0.0%
    Lawson, Inc.                                300   21,573       0.0%
*   Leopalace21 Corp.                         4,000   23,070       0.0%
    Lintec Corp.                              1,100   26,983       0.0%
    Lion Corp.                                4,000   24,516       0.0%
#   LIXIL Group Corp.                         1,700   35,434       0.1%
    Maeda Corp.                               1,000    7,275       0.0%
    Maeda Road Construction Co., Ltd.         2,000   32,961       0.1%
    Makino Milling Machine Co., Ltd.          2,000   18,267       0.0%
    Makita Corp.                                500   24,952       0.0%
    Marubeni Corp.                            7,000   43,344       0.1%
    Maruha Nichiro Corp.                      1,200   16,657       0.0%
    Marui Group Co., Ltd.                     4,900   53,491       0.1%
    Marusan Securities Co., Ltd.              2,100   20,978       0.0%
    Max Co., Ltd.                             1,000   11,297       0.0%
    Mazda Motor Corp.                         1,799   35,264       0.1%
#   McDonald's Holdings Co. Japan, Ltd.         900   19,540       0.0%
    Megmilk Snow Brand Co., Ltd.              1,400   16,788       0.0%
#   Michinoku Bank, Ltd. (The)                2,000    3,570       0.0%
    Milbon Co., Ltd.                            300    9,517       0.0%
    Mimasu Semiconductor Industry Co., Ltd.     500    5,729       0.0%
    Minebea Co., Ltd.                         1,000   15,333       0.0%
    Ministop Co., Ltd.                          800   11,862       0.0%
    Mirait Holdings Corp.                     2,000   22,601       0.0%
    Misawa Homes Co., Ltd.                    1,200   10,601       0.0%
    MISUMI Group, Inc.                        1,200   45,034       0.1%
    Mito Securities Co., Ltd.                 3,000   11,260       0.0%
    Mitsuba Corp.                             1,900   40,046       0.1%
    Mitsubishi Corp.                          4,800  103,568       0.1%
    Mitsubishi Electric Corp.                 7,000   91,418       0.1%
    Mitsubishi Estate Co., Ltd.               2,000   47,075       0.1%
    Mitsubishi Gas Chemical Co., Inc.         4,000   22,351       0.0%
    Mitsubishi Heavy Industries, Ltd.        22,598  125,209       0.1%
    Mitsubishi Logistics Corp.                3,000   46,406       0.1%
    Mitsubishi Materials Corp.               15,000   54,000       0.1%
    Mitsubishi Motors Corp.                   3,700   34,044       0.1%
*   Mitsubishi Paper Mills, Ltd.             10,000    7,675       0.0%
    Mitsubishi Pencil Co., Ltd.                 600   22,686       0.0%
    Mitsubishi Shokuhin Co., Ltd.               400    8,451       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.  2,000    4,531       0.0%
    Mitsubishi UFJ Financial Group, Inc.     54,870  389,816       0.4%
    Mitsui & Co., Ltd.                        5,500   76,924       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Mitsui Chemicals, Inc.                    18,000 $ 59,508       0.1%
    Mitsui Engineering & Shipbuilding Co.,
      Ltd.                                    18,000   32,323       0.0%
    Mitsui Fudosan Co., Ltd.                   2,000   59,289       0.1%
    Mitsui High-Tec, Inc.                      2,000   15,048       0.0%
    Mitsui Mining & Smelting Co., Ltd.        14,000   33,264       0.1%
    Mitsui OSK Lines, Ltd.                     6,000   21,184       0.0%
    Mitsui Sugar Co., Ltd.                     3,000   10,811       0.0%
    Mitsui-Soko Holdings Co., Ltd.             2,000    7,008       0.0%
    Miyazaki Bank, Ltd. (The)                  5,000   19,878       0.0%
    Mizuho Financial Group, Inc.             146,100  278,507       0.3%
    Mizuno Corp.                               4,000   20,812       0.0%
    Monex Group, Inc.                          6,900   18,754       0.0%
    Morinaga & Co., Ltd.                       9,000   30,173       0.0%
    Morinaga Milk Industry Co., Ltd.           4,000   14,822       0.0%
    Morita Holdings Corp.                      1,000    9,344       0.0%
    MS&AD Insurance Group Holdings, Inc.       2,764   79,098       0.1%
    Murata Manufacturing Co., Ltd.               400   56,366       0.1%
    Musashi Seimitsu Industry Co., Ltd.          900   19,050       0.0%
    Musashino Bank, Ltd. (The)                   600   21,723       0.0%
    Nabtesco Corp.                             1,200   33,005       0.1%
    Nachi-Fujikoshi Corp.                      4,000   23,389       0.0%
    Nagase & Co., Ltd.                         3,400   44,935       0.1%
#   Nagoya Railroad Co., Ltd.                  3,000   11,850       0.0%
    Nankai Electric Railway Co., Ltd.          7,000   33,463       0.1%
    Nanto Bank, Ltd. (The)                     5,000   18,075       0.0%
    NEC Corp.                                 49,000  163,024       0.2%
    NEC Networks & System Integration Corp.      600   12,857       0.0%
    NET One Systems Co., Ltd.                  1,400   10,055       0.0%
    Neturen Co., Ltd.                          1,500   11,167       0.0%
    Nexon Co., Ltd.                            2,200   28,061       0.0%
    NGK Spark Plug Co., Ltd.                     800   22,403       0.0%
    NH Foods, Ltd.                             2,000   43,697       0.1%
    NHK Spring Co., Ltd.                       2,000   22,897       0.0%
#   Nichias Corp.                              3,000   18,102       0.0%
    Nichicon Corp.                             2,400   22,141       0.0%
    Nichiha Corp.                                900    9,984       0.0%
    Nichirei Corp.                             6,000   31,671       0.0%
    Nidec Corp.                                  200   14,961       0.0%
    Nifco, Inc.                                  900   31,875       0.0%
    NIFTY Corp.                                  500    6,368       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                  400    3,307       0.0%
    Nihon M&A Center, Inc.                     1,000   34,799       0.1%
    Nihon Nohyaku Co., Ltd.                    1,000   10,499       0.0%
    Nihon Parkerizing Co., Ltd.                2,000   22,738       0.0%
    Nihon Unisys, Ltd.                         1,200   11,388       0.0%
    Nikon Corp.                                3,000   42,655       0.1%
    Nippo Corp.                                1,000   16,724       0.0%
    Nippon Beet Sugar Manufacturing Co.,
      Ltd.                                     9,000   14,897       0.0%
    Nippon Carbon Co., Ltd.                    7,000   21,670       0.0%
*   Nippon Chemi-Con Corp.                     3,000    9,046       0.0%
    Nippon Denko Co., Ltd.                     4,000    9,801       0.0%
    Nippon Densetsu Kogyo Co., Ltd.            2,000   33,585       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Nippon Electric Glass Co., Ltd.           8,000 $ 45,493       0.1%
    Nippon Express Co., Ltd.                  9,000   51,664       0.1%
    Nippon Flour Mills Co., Ltd.              3,000   14,803       0.0%
    Nippon Gas Co., Ltd.                      1,100   27,432       0.0%
    Nippon Koei Co., Ltd.                     1,000    4,204       0.0%
    Nippon Konpo Unyu Soko Co., Ltd.          1,700   29,956       0.0%
    Nippon Light Metal Holdings Co., Ltd.    10,000   15,491       0.0%
    Nippon Paper Industries Co., Ltd.         2,300   40,108       0.1%
    Nippon Road Co., Ltd. (The)               2,000   10,791       0.0%
*   Nippon Sheet Glass Co., Ltd.             20,000   20,260       0.0%
    Nippon Shokubai Co., Ltd.                 2,000   27,613       0.0%
    Nippon Signal Co., Ltd. (The)             1,500   14,364       0.0%
    Nippon Soda Co., Ltd.                     5,000   31,238       0.0%
    Nippon Steel & Sumitomo Metal Corp.      58,675  152,626       0.2%
    Nippon Suisan Kaisha, Ltd.                5,500   16,697       0.0%
    Nippon Synthetic Chemical Industry Co.,
      Ltd. (The)                              2,000   13,997       0.0%
    Nippon Telegraph & Telephone Corp.          500   33,762       0.1%
    Nippon Telegraph & Telephone Corp. ADR      777   26,169       0.0%
    Nippon Thompson Co., Ltd.                 3,000   17,092       0.0%
#*  Nippon Yakin Kogyo Co., Ltd.              2,500    4,991       0.0%
    Nippon Yusen K.K.                        17,000   53,440       0.1%
    Nishi-Nippon City Bank, Ltd. (The)       15,000   47,797       0.1%
    Nishi-Nippon Railroad Co., Ltd.           6,000   26,311       0.0%
    Nishimatsu Construction Co., Ltd.         7,000   25,781       0.0%
    Nissan Chemical Industries, Ltd.          1,400   27,745       0.0%
    Nissan Motor Co., Ltd.                   24,200  251,213       0.3%
    Nissan Shatai Co., Ltd.                   1,500   19,309       0.0%
    Nisshin Oillio Group, Ltd. (The)          5,000   18,388       0.0%
    Nisshin Seifun Group, Inc.                2,255   26,298       0.0%
    Nisshin Steel Co., Ltd.                   2,100   27,988       0.0%
    Nisshinbo Holdings, Inc.                  2,000   20,716       0.0%
    Nissin Kogyo Co., Ltd.                    1,000   16,482       0.0%
    Nitta Corp.                                 500   13,702       0.0%
    Nittetsu Mining Co., Ltd.                 3,000   11,911       0.0%
    Nitto Denko Corp.                         1,200   76,903       0.1%
    Nitto Kogyo Corp.                         1,000   18,102       0.0%
    NOF Corp.                                 3,000   23,080       0.0%
    NOK Corp.                                   200    6,285       0.0%
    Nomura Holdings, Inc.                     8,700   56,441       0.1%
    Nomura Holdings, Inc. ADR                 3,400   22,168       0.0%
    Nomura Real Estate Holdings, Inc.         1,800   36,589       0.1%
    Nomura Research Institute, Ltd.             600   23,678       0.0%
    Noritake Co., Ltd.                        5,000   11,807       0.0%
    Noritz Corp.                                700   11,984       0.0%
    North Pacific Bank, Ltd.                  8,000   31,593       0.0%
    NSK, Ltd.                                 2,900   45,292       0.1%
    NTN Corp.                                12,000   65,502       0.1%
    NTT Data Corp.                              900   40,269       0.1%
    NTT DOCOMO, Inc.                         11,100  196,609       0.2%
    NTT Urban Development Corp.               2,100   21,863       0.0%
    Obara Group, Inc.                           100    5,883       0.0%
    Obayashi Corp.                            4,000   26,718       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Obic Co., Ltd.                              800 $ 33,464       0.1%
    Odakyu Electric Railway Co., Ltd.         2,000   20,125       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)          10,000   33,705       0.1%
    Ohsho Food Service Corp.                    400   14,211       0.0%
    Oiles Corp.                               1,440   27,445       0.0%
    Oita Bank, Ltd. (The)                     4,000   15,645       0.0%
    Oji Holdings Corp.                        3,000   13,342       0.0%
    Okabe Co., Ltd.                           1,100    9,563       0.0%
    Okamura Corp.                             2,000   15,590       0.0%
    Oki Electric Industry Co., Ltd.          15,000   30,729       0.0%
    Okinawa Electric Power Co., Inc. (The)      400   15,197       0.0%
    OKUMA Corp.                               3,000   32,504       0.0%
    Okumura Corp.                             4,000   19,160       0.0%
    Omron Corp.                                 900   41,326       0.1%
    Onward Holdings Co., Ltd.                 4,000   26,902       0.0%
    Oracle Corp. Japan                          600   27,391       0.0%
    Oriental Land Co., Ltd.                     400   27,080       0.0%
    Osaka Gas Co., Ltd.                       8,000   33,953       0.1%
    OSG Corp.                                   700   14,554       0.0%
    Pacific Industrial Co., Ltd.                600    4,961       0.0%
#*  Pacific Metals Co., Ltd.                  6,000   18,248       0.0%
    Pal Co., Ltd.                               200    6,428       0.0%
    Paltac Corp.                                300    4,298       0.0%
    PanaHome Corp.                            2,000   14,579       0.0%
    Panasonic Corp.                           9,000  128,915       0.1%
    Parco Co., Ltd.                             300    2,842       0.0%
    Park24 Co., Ltd.                            600   11,983       0.0%
    Penta-Ocean Construction Co., Ltd.        7,000   26,238       0.0%
    Pigeon Corp.                              1,800   47,668       0.1%
#   Pilot Corp.                                 400   21,563       0.0%
#*  Pioneer Corp.                             2,500    4,793       0.0%
    Pola Orbis Holdings, Inc.                   500   25,943       0.0%
    Press Kogyo Co., Ltd.                     4,000   17,730       0.0%
    Prima Meat Packers, Ltd.                  5,000   14,236       0.0%
    Raito Kogyo Co., Ltd.                     2,500   19,716       0.0%
    Rakuten, Inc.                             2,100   36,688       0.1%
    Relo Holdings, Inc.                         400   32,840       0.1%
    Rengo Co., Ltd.                           4,000   17,488       0.0%
#*  Renown, Inc.                              2,700    4,674       0.0%
    Resona Holdings, Inc.                    15,200   81,047       0.1%
    Resorttrust, Inc.                           900   23,512       0.0%
    Ricoh Co., Ltd.                          12,100  125,050       0.1%
    Ricoh Leasing Co., Ltd.                     500   14,494       0.0%
    Riken Corp.                               4,000   15,554       0.0%
    Riso Kagaku Corp.                         1,200   19,863       0.0%
    Roland DG Corp.                             400   10,707       0.0%
    Round One Corp.                             900    4,769       0.0%
    Ryosan Co., Ltd.                          1,000   23,815       0.0%
    Saibu Gas Co., Ltd.                       6,000   14,097       0.0%
    Saizeriya Co., Ltd.                       1,200   24,445       0.0%
    Sakai Chemical Industry Co., Ltd.         3,000    9,901       0.0%
    Sakata Seed Corp.                         1,200   20,808       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    San-A Co., Ltd.                             100 $  4,182       0.0%
    San-Ai Oil Co., Ltd.                      2,000   13,284       0.0%
    San-In Godo Bank, Ltd. (The)              3,000   28,709       0.0%
    Sanden Holdings Corp.                     4,000   18,642       0.0%
    Sangetsu Co., Ltd.                        1,000   15,385       0.0%
    Sankyo Co., Ltd.                            400   15,151       0.0%
    Sankyu, Inc.                              4,000   18,760       0.0%
#   Sanrio Co., Ltd.                            500   13,393       0.0%
    Sanshin Electronics Co., Ltd.             1,500   12,350       0.0%
    Sanwa Holdings Corp.                      4,000   30,190       0.0%
    Sanyo Chemical Industries, Ltd.           2,000   15,585       0.0%
    Sanyo Shokai, Ltd.                        5,000   13,061       0.0%
    Sanyo Special Steel Co., Ltd.             3,000   14,518       0.0%
#   Sawada Holdings Co., Ltd.                 1,400   10,688       0.0%
    SBI Holdings, Inc.                        4,470   59,297       0.1%
    Scroll Corp.                              2,100    4,857       0.0%
    SCSK Corp.                                1,000   29,201       0.0%
    Sega Sammy Holdings, Inc.                 1,200   16,752       0.0%
    Seiko Epson Corp.                           600   10,485       0.0%
    Seiko Holdings Corp.                      6,000   31,789       0.0%
    Seino Holdings Co., Ltd.                  4,000   45,916       0.1%
    Seiren Co., Ltd.                            400    3,488       0.0%
    Sekisui Chemical Co., Ltd.                4,000   53,336       0.1%
    Sekisui House, Ltd.                       2,700   41,852       0.1%
#   Senko Co., Ltd.                           5,000   31,571       0.0%
    Senshu Ikeda Holdings, Inc.               3,000   13,315       0.0%
#   Senshukai Co., Ltd.                       1,200    8,658       0.0%
    Seria Co., Ltd.                             400   12,778       0.0%
    Seven & I Holdings Co., Ltd.              2,600  111,759       0.1%
    Seven Bank, Ltd.                          5,200   28,017       0.0%
#*  Sharp Corp.                              24,000   51,717       0.1%
    Shiga Bank, Ltd. (The)                    7,000   36,826       0.1%
    Shikoku Bank, Ltd. (The)                  5,000   10,679       0.0%
    Shikoku Electric Power Co., Inc.          1,900   25,730       0.0%
    Shima Seiki Manufacturing, Ltd.             400    6,907       0.0%
    Shimachu Co., Ltd.                        1,000   25,883       0.0%
    Shimamura Co., Ltd.                         300   29,902       0.0%
    Shimano, Inc.                               300   42,975       0.1%
    Shimizu Corp.                             6,000   43,151       0.1%
    Shin-Etsu Chemical Co., Ltd.              1,000   61,129       0.1%
    Shindengen Electric Manufacturing Co.,
      Ltd.                                    3,000   15,361       0.0%
    Shinko Electric Industries Co., Ltd.      2,300   18,380       0.0%
    Shinko Plantech Co., Ltd.                 1,300    9,837       0.0%
    Shinko Shoji Co., Ltd.                      900    9,198       0.0%
    Shinmaywa Industries, Ltd.                4,000   41,583       0.1%
    Shiseido Co., Ltd.                        2,500   45,033       0.1%
    Shizuoka Bank, Ltd. (The)                 4,000   44,037       0.1%
    Shizuoka Gas Co., Ltd.                    2,100   13,623       0.0%
#   Shoko Co., Ltd.                           5,000    6,412       0.0%
    Showa Corp.                                 800    8,452       0.0%
    Showa Denko K.K.                         38,000   51,945       0.1%
    Showa Shell Sekiyu K.K.                   4,800   46,302       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Sintokogio, Ltd.                          1,500 $ 12,564       0.0%
    SKY Perfect JSAT Holdings, Inc.           3,500   21,923       0.0%
    SMC Corp.                                   100   30,082       0.0%
    SMK Corp.                                 3,000   12,425       0.0%
    Sodick Co., Ltd.                          1,500   15,592       0.0%
    Softbank Corp.                            2,761  172,591       0.2%
    Sojitz Corp.                             27,200   53,187       0.1%
    Sompo Japan Nipponkoa Holdings, Inc.        500   16,335       0.0%
*   Sony Corp.                                3,300   99,765       0.1%
*   Sony Corp. Sponsored ADR                  2,843   85,944       0.1%
    Sony Financial Holdings, Inc.             1,400   25,134       0.0%
    Sotetsu Holdings, Inc.                    6,000   28,457       0.0%
    Square Enix Holdings Co., Ltd.            1,000   20,999       0.0%
    St Marc Holdings Co., Ltd.                  800   26,908       0.0%
    Stanley Electric Co., Ltd.                1,300   29,169       0.0%
    Star Micronics Co., Ltd.                    700   11,386       0.0%
    Start Today Co., Ltd.                       700   17,148       0.0%
    Starts Corp., Inc.                        1,000   15,737       0.0%
#   Sumco Corp.                               1,100   16,597       0.0%
    Sumitomo Bakelite Co., Ltd.               5,000   22,795       0.0%
    Sumitomo Corp.                            2,200   25,977       0.0%
    Sumitomo Electric Industries, Ltd.        4,400   62,164       0.1%
    Sumitomo Forestry Co., Ltd.               3,600   41,728       0.1%
    Sumitomo Heavy Industries, Ltd.           7,000   43,491       0.1%
    Sumitomo Metal Mining Co., Ltd.           4,000   58,629       0.1%
    Sumitomo Mitsui Financial Group, Inc.     7,564  330,279       0.3%
    Sumitomo Mitsui Trust Holdings, Inc.     14,940   65,765       0.1%
    Sumitomo Osaka Cement Co., Ltd.          11,000   35,826       0.1%
    Sumitomo Realty & Development Co., Ltd.   1,000   38,596       0.1%
    Sumitomo Riko Co, Ltd.                      500    4,325       0.0%
    Sumitomo Rubber Industries, Ltd.          1,800   33,374       0.1%
    Sumitomo Seika Chemicals Co., Ltd.        1,000    7,512       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        4,000   22,569       0.0%
    Suruga Bank, Ltd.                         1,300   28,656       0.0%
    Suzuki Motor Corp.                        2,300   74,341       0.1%
#*  SWCC Showa Holdings Co., Ltd.            14,000   11,099       0.0%
    T Hasegawa Co., Ltd.                        800   11,721       0.0%
    T&D Holdings, Inc.                        6,400   92,351       0.1%
#   Tachi-S Co., Ltd.                         1,000   15,385       0.0%
    Tadano, Ltd.                              2,000   29,012       0.0%
    Taiheiyo Cement Corp.                    12,000   37,815       0.1%
    Taiho Kogyo Co., Ltd.                     1,300   16,775       0.0%
#   Taikisha, Ltd.                              500   13,422       0.0%
    Taisei Corp.                              1,000    5,793       0.0%
    Taiyo Yuden Co., Ltd.                     2,000   29,569       0.0%
    Takara Leben Co., Ltd.                    1,100    6,706       0.0%
    Takara Standard Co., Ltd.                 2,000   16,271       0.0%
    Takasago International Corp.              1,000    4,617       0.0%
    Takasago Thermal Engineering Co., Ltd.    1,900   24,643       0.0%
    Takashimaya Co., Ltd.                     3,000   27,997       0.0%
#   Takata Corp.                              1,000   12,364       0.0%
    Takeuchi Manufacturing Co., Ltd.            300   14,529       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                             SHARES VALUE++ OF NET ASSETS**
                                             ------ ------- ---------------
JAPAN -- (Continued)
    Takuma Co., Ltd.                          4,000 $30,731       0.0%
    TDK Corp.                                   700  50,423       0.1%
    TDK Corp. Sponsored ADR                     400  28,800       0.0%
    Teijin, Ltd.                             19,000  64,542       0.1%
    Toa Corp.                                 6,000  10,505       0.0%
    Toagosei Co., Ltd.                        6,000  26,627       0.0%
    Tobu Railway Co., Ltd.                    3,000  14,301       0.0%
    TOC Co., Ltd.                             1,200   9,170       0.0%
    Tochigi Bank, Ltd. (The)                  4,000  21,487       0.0%
    Toda Corp.                                6,000  24,729       0.0%
    Toei Co., Ltd.                            1,000   7,370       0.0%
    Toho Bank, Ltd. (The)                     5,000  21,100       0.0%
    Toho Gas Co., Ltd.                        5,000  30,275       0.0%
#   Toho Zinc Co., Ltd.                       3,000  11,548       0.0%
    Tohoku Electric Power Co., Inc.           2,400  30,191       0.0%
    Tokai Carbon Co., Ltd.                    2,000   5,862       0.0%
    TOKAI Holdings Corp.                        700   2,970       0.0%
    Tokai Rika Co., Ltd.                        900  21,989       0.0%
#   Token Corp.                                 270  13,668       0.0%
    Tokio Marine Holdings, Inc.               2,400  97,838       0.1%
    Tokuyama Corp.                            8,000  17,798       0.0%
    Tokyo Dome Corp.                          3,000  12,791       0.0%
*   Tokyo Electric Power Co., Inc.            6,200  25,319       0.0%
    Tokyo Electron, Ltd.                      1,500  82,219       0.1%
    Tokyo Gas Co., Ltd.                       5,000  28,854       0.0%
    Tokyo Seimitsu Co., Ltd.                    700  15,088       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.       3,700  25,543       0.0%
    Tokyo Tatemono Co., Ltd.                  1,000   7,251       0.0%
    Tokyo TY Financial Group, Inc.              259   7,405       0.0%
    Tokyu Corp.                               4,000  26,594       0.0%
    Tokyu Fudosan Holdings Corp.              1,700  12,633       0.0%
    TOMONY Holdings, Inc.                     3,900  18,514       0.0%
    Tomy Co., Ltd.                            2,600  15,804       0.0%
    TonenGeneral Sekiyu K.K.                  2,000  19,195       0.0%
    Toppan Forms Co., Ltd.                    2,100  25,171       0.0%
    Toppan Printing Co., Ltd.                 3,000  25,153       0.0%
    Topre Corp.                               1,400  22,590       0.0%
    Topy Industries, Ltd.                     7,000  16,777       0.0%
    Toray Industries, Inc.                    9,000  78,234       0.1%
    Toshiba Corp.                            22,000  88,144       0.1%
    Toshiba Machine Co., Ltd.                 3,000  13,322       0.0%
    Toshiba Plant Systems & Services Corp.      800  11,123       0.0%
    Toshiba TEC Corp.                         4,000  22,183       0.0%
    Tosoh Corp.                              12,000  64,335       0.1%
    Totetsu Kogyo Co., Ltd.                   1,000  22,551       0.0%
    TOTO, Ltd.                                2,000  28,294       0.0%
    Towa Bank, Ltd. (The)                    18,000  15,632       0.0%
    Toyo Engineering Corp.                    4,000  11,190       0.0%
    Toyo Ink SC Holdings Co., Ltd.            6,000  28,570       0.0%
    Toyo Kanetsu KK                           5,000   9,438       0.0%
    Toyo Kohan Co., Ltd.                      4,000  19,002       0.0%
    Toyo Seikan Group Holdings, Ltd.          3,000  47,438       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Toyo Suisan Kaisha, Ltd.                    200 $  6,998       0.0%
    Toyo Tire & Rubber Co., Ltd.              2,000   38,310       0.1%
    Toyobo Co., Ltd.                         19,000   28,965       0.0%
    Toyoda Gosei Co., Ltd.                    1,600   37,018       0.1%
    Toyota Boshoku Corp.                      1,100   16,332       0.0%
    Toyota Motor Corp.                       14,060  978,704       0.9%
    Toyota Motor Corp. Sponsored ADR          2,966  412,333       0.4%
    Toyota Tsusho Corp.                       3,700   95,133       0.1%
    Transcosmos, Inc.                           600   14,528       0.0%
    Trend Micro, Inc.                           500   16,916       0.0%
    Trusco Nakayama Corp.                       300   10,102       0.0%
    TS Tech Co., Ltd.                           400   11,912       0.0%
    Tsubakimoto Chain Co.                     3,000   24,560       0.0%
    Tsugami Corp.                             2,000   11,688       0.0%
    Tsukuba Bank, Ltd.                        2,900    9,922       0.0%
    UACJ Corp.                                3,114    9,003       0.0%
    Ube Industries, Ltd.                     29,000   48,112       0.1%
*   Ulvac, Inc.                               1,300   22,135       0.0%
    Unicharm Corp.                            1,500   37,755       0.1%
    Union Tool Co.                              600   18,109       0.0%
    Unipres Corp.                             1,100   22,710       0.0%
#   United Arrows, Ltd.                         500   15,386       0.0%
    UNY Group Holdings Co., Ltd.              3,700   20,922       0.0%
*   Usen Corp.                                2,900    8,526       0.0%
    Ushio, Inc.                               1,700   22,293       0.0%
    USS Co., Ltd.                             1,500   26,412       0.0%
    Valor Co., Ltd.                             500   10,657       0.0%
    VT Holdings Co., Ltd.                     3,900   19,569       0.0%
    Wacoal Holdings Corp.                     2,000   22,227       0.0%
#   Wacom Co., Ltd.                           2,900   15,036       0.0%
    Wakita & Co., Ltd.                        1,000    9,971       0.0%
    West Japan Railway Co.                      500   27,692       0.0%
    Xebio Co., Ltd.                             700   12,355       0.0%
#   Yahoo Japan Corp.                         5,300   21,652       0.0%
    Yakult Honsha Co., Ltd.                     300   18,867       0.0%
#   Yamada Denki Co., Ltd.                   18,300   74,903       0.1%
#   Yamagata Bank, Ltd. (The)                 4,000   17,785       0.0%
#   Yamaguchi Financial Group, Inc.           4,000   50,139       0.1%
    Yamaha Corp.                              1,600   29,075       0.0%
    Yamaha Motor Co., Ltd.                      800   18,826       0.0%
    Yamanashi Chuo Bank, Ltd. (The)           4,000   18,577       0.0%
    Yamatane Corp.                           11,000   17,318       0.0%
    Yamato Holdings Co., Ltd.                 1,200   26,857       0.0%
    Yamato Kogyo Co., Ltd.                      900   21,175       0.0%
    Yamazaki Baking Co., Ltd.                 2,000   35,401       0.1%
    Yamazen Corp.                               200    1,779       0.0%
    Yaskawa Electric Corp.                    3,100   42,592       0.1%
    Yokogawa Bridge Holdings Corp.              300    3,398       0.0%
    Yokogawa Electric Corp.                     600    7,027       0.0%
    Yokohama Reito Co., Ltd.                  1,900   13,452       0.0%
    Yokohama Rubber Co., Ltd. (The)           5,000   53,803       0.1%
    Yorozu Corp.                                700   14,299       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
JAPAN -- (Continued)
*   Zensho Holdings Co., Ltd.                 1,300 $    12,168       0.0%
    Zeon Corp.                                4,000      35,904       0.1%
                                                    -----------      ----
TOTAL JAPAN                                          22,640,850      21.5%
                                                    -----------      ----
NETHERLANDS -- (2.3%)
    Aalberts Industries NV                    2,548      78,995       0.1%
#   Accell Group                                814      15,219       0.0%
    Aegon NV                                 13,632     107,555       0.1%
#   Akzo Nobel NV                             1,910     146,141       0.1%
*   AMG Advanced Metallurgical Group NV       1,751      18,236       0.0%
#*  APERAM SA                                 1,479      56,385       0.1%
    Arcadis NV                                1,681      53,210       0.1%
#   ArcelorMittal                             8,501      90,876       0.1%
#   ASM International NV                        792      38,453       0.0%
    ASML Holding NV(B929F46)                    870      93,634       0.1%
    ASML Holding NV(B908F01)                    154      16,484       0.0%
    BE Semiconductor Industries NV              935      26,668       0.0%
    BinckBank NV                              1,231      12,338       0.0%
    Boskalis Westminster NV                   2,206     114,625       0.1%
#   Brunel International NV                     272       5,578       0.0%
    Corbion NV                                  916      20,920       0.0%
    Delta Lloyd NV                            5,621     106,299       0.1%
    Fugro NV                                  1,470      42,277       0.0%
#   Gemalto NV                                  679      63,082       0.1%
*   Grontmij NV                               1,062       4,700       0.0%
*   ING Groep NV                              7,270     111,533       0.1%
*   ING Groep NV Sponsored ADR                7,911     121,197       0.1%
    KAS Bank NV                                  70         949       0.0%
#   Kendrion NV                                 337      10,535       0.0%
    Koninklijke Ahold NV                      5,695     110,339       0.1%
*   Koninklijke BAM Groep NV                  8,796      36,667       0.0%
    Koninklijke KPN NV                       49,734     184,402       0.2%
#   Koninklijke Ten Cate NV                     905      21,070       0.0%
    Koninklijke Vopak NV                        984      51,648       0.1%
*   Mota-Engil Africa NV                        240       1,882       0.0%
*   PostNL NV                                 9,281      46,090       0.1%
#   Randstad Holding NV                       2,485     148,207       0.1%
#   Reed Elsevier NV                          2,403      57,954       0.1%
    Reed Elsevier NV Sponsored ADR              952      45,458       0.1%
*   Royal Imtech NV                           2,461      13,164       0.0%
*   SBM Offshore NV                           4,189      54,096       0.1%
    Sligro Food Group NV                        627      24,195       0.0%
#*  SNS Reaal NV                              3,557          --       0.0%
*   Telegraaf Media Groep NV                    853       5,579       0.0%
    TKH Group NV                                877      32,542       0.0%
#   TNT Express NV                            6,592      56,270       0.1%
#*  TomTom NV                                 3,459      30,698       0.0%
#   Unilever NV(904784709)                    2,329     101,265       0.1%
    Unilever NV(B12T3J1)                      2,259      98,539       0.1%
    USG People NV                               877      11,910       0.0%
    Wessanen                                  3,571      30,428       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
NETHERLANDS -- (Continued)
#   Wolters Kluwer NV                         5,213 $  168,888       0.2%
                                                    ----------       ---
TOTAL NETHERLANDS                                    2,687,180       2.6%
                                                    ----------       ---
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd.                    11,327     23,277       0.0%
    Auckland International Airport, Ltd.     16,707     58,627       0.1%
*   Chorus, Ltd.                             10,565     24,587       0.0%
    Contact Energy, Ltd.                      7,971     34,519       0.1%
    Fletcher Building, Ltd.(6341606)          4,290     27,156       0.0%
    Fletcher Building, Ltd.(6341617)            913      5,705       0.0%
    Infratil, Ltd.                           10,572     25,165       0.0%
#   Kathmandu Holdings, Ltd.                  4,918      5,372       0.0%
    Mainfreight, Ltd.                         1,051     12,339       0.0%
    New Zealand Oil & Gas, Ltd.                 583        260       0.0%
*   New Zealand Refining Co., Ltd. (The)      4,103      7,854       0.0%
    Nuplex Industries, Ltd.                   4,883     12,499       0.0%
    Port of Tauranga, Ltd.                    1,104     14,108       0.0%
    Sky Network Television, Ltd.              3,260     15,616       0.0%
    Spark New Zealand, Ltd.                  18,634     42,164       0.1%
#   TrustPower, Ltd.                          2,795     16,645       0.0%
*   Xero, Ltd.                                    3         45       0.0%
                                                    ----------       ---
TOTAL NEW ZEALAND                                      325,938       0.3%
                                                    ----------       ---
NORWAY -- (0.8%)
#*  Akastor ASA                               4,822      9,410       0.0%
#   Aker ASA Class A                            482     10,855       0.0%
    Aker Solutions ASA                          784      4,773       0.0%
#   Atea ASA                                  2,400     26,774       0.0%
    Austevoll Seafood ASA                     2,794     16,250       0.0%
    Bakkafrost P/F                              327      7,679       0.0%
    Bonheur ASA                                 128      1,136       0.0%
    BW Offshore, Ltd.                         7,600      5,662       0.0%
*   Det Norske Oljeselskap ASA                  799      5,855       0.0%
#   DNB ASA                                   5,149     91,473       0.1%
*   DNO ASA                                   3,689      6,955       0.0%
*   DOF ASA                                   1,400      1,631       0.0%
    Ekornes ASA                                 300      4,223       0.0%
#   Fred Olsen Energy ASA                       566      5,086       0.0%
#   Gjensidige Forsikring ASA                   752     13,082       0.0%
#*  Golden Ocean Group, Ltd.                    398      1,958       0.0%
    Hoegh LNG Holdings, Ltd.                    100      1,348       0.0%
*   Kongsberg Automotive ASA                 28,148     23,417       0.0%
#   Kongsberg Gruppen ASA                       640     13,752       0.0%
    Kvaerner ASA                              6,566      5,148       0.0%
    Leroy Seafood Group ASA                     851     28,233       0.0%
    Marine Harvest ASA                        5,000     60,943       0.1%
*   Nordic Semiconductor ASA                  3,571     27,207       0.0%
*   Norske Skogindustrier ASA                 7,052      4,049       0.0%
#   Orkla ASA                                 3,344     26,259       0.0%
#   Petroleum Geo-Services ASA                5,433     36,074       0.1%
    Prosafe SE                                3,000     10,670       0.0%
#*  REC Silicon ASA                          60,049     16,767       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
NORWAY -- (Continued)
*   REC Solar ASA                              1,034 $ 13,986       0.0%
    Salmar ASA                                   616   10,001       0.0%
    Schibsted ASA                                342   21,279       0.0%
    Seadrill, Ltd.                               818   10,426       0.0%
    Sevan Marine ASA                             744    1,953       0.0%
*   Songa Offshore                             1,759      395       0.0%
#   SpareBank 1 SR Bank ASA                    3,295   24,437       0.0%
    Statoil ASA                                6,496  137,718       0.2%
    Statoil ASA Sponsored ADR                  3,231   68,594       0.1%
    Stolt-Nielsen, Ltd.                          218    4,064       0.0%
*   Storebrand ASA                             9,866   34,883       0.1%
    Subsea 7 SA                                1,893   21,027       0.0%
    Telenor ASA                                2,230   50,365       0.1%
#   TGS Nopec Geophysical Co. ASA                668   17,000       0.0%
    Tomra Systems ASA                          2,200   21,408       0.0%
#   Veidekke ASA                               1,440   17,690       0.0%
#   Wilh Wilhelmsen ASA                        2,050   13,350       0.0%
    Wilh Wilhelmsen Holding ASA Class A          350    8,439       0.0%
    Yara International ASA                       602   30,845       0.1%
                                                     --------       ---
TOTAL NORWAY                                          974,529       0.9%
                                                     --------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                              4,909   21,054       0.0%
#*  Banco BPI SA                               5,001    8,175       0.0%
#*  Banco Comercial Portugues SA             790,331   78,702       0.1%
*   Banco Espirito Santo SA                   30,233       --       0.0%
    EDP - Energias de Portugal SA              9,374   37,481       0.1%
    EDP Renovaveis SA                          4,715   32,959       0.0%
    Galp Energia SGPS SA                       3,563   48,669       0.1%
    Jeronimo Martins SGPS SA                   1,019   14,865       0.0%
    Mota-Engil SGPS SA                         2,737    9,441       0.0%
    NOS SGPS SA                                3,274   23,850       0.0%
    Portucel SA                                3,351   16,394       0.0%
#   Portugal Telecom SGPS SA                   4,899    3,110       0.0%
    REN - Redes Energeticas Nacionais SGPS
      SA                                       3,580   11,207       0.0%
    Semapa-Sociedade de Investimento e
      Gestao                                     897   12,847       0.0%
*   Sonae Industria SGPS SA                  180,000    1,598       0.0%
    Sonae SGPS SA                             13,955   19,404       0.0%
                                                     --------       ---
TOTAL PORTUGAL                                        339,756       0.3%
                                                     --------       ---
SINGAPORE -- (1.2%)
*   Boustead Projects Pte., Ltd.               4,800    3,791       0.0%
    Boustead Singapore, Ltd.                  16,000   17,077       0.0%
*   Broadway Industrial Group, Ltd.            3,400      539       0.0%
    Bukit Sembawang Estates, Ltd.              2,000    7,782       0.0%
    CapitaLand, Ltd.                          22,000   61,222       0.1%
    City Developments, Ltd.                    3,000   24,138       0.0%
#   Cityspring Infrastructure Trust           17,000    7,446       0.0%
    ComfortDelGro Corp., Ltd.                  6,000   13,900       0.0%
    Cosco Corp. Singapore, Ltd.               14,000    6,388       0.0%
    CSE Global, Ltd.                          19,000    8,246       0.0%
    CWT, Ltd.                                  9,000   13,052       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
SINGAPORE -- (Continued)
    DBS Group Holdings, Ltd.                   8,453 $134,321       0.1%
*   Delong Holdings, Ltd.                     10,000    1,726       0.0%
#   Ezion Holdings, Ltd.                      24,480   22,196       0.0%
#*  Ezra Holdings, Ltd.                       35,985   11,928       0.0%
    Far East Orchard, Ltd.                     8,000   10,397       0.0%
#   First Resources, Ltd.                     12,000   16,094       0.0%
    Global Logistic Properties, Ltd.          10,000   20,740       0.0%
    Golden Agri-Resources, Ltd.               29,000    9,174       0.0%
    GuocoLand, Ltd.                           12,000   17,208       0.0%
    GuocoLeisure, Ltd.                        19,000   13,190       0.0%
    Hongkong Land Holdings, Ltd.               3,000   24,285       0.0%
    Hutchison Port Holdings Trust             50,000   33,688       0.1%
#   Hyflux, Ltd.                              14,000   10,191       0.0%
    Indofood Agri Resources, Ltd.              6,000    3,298       0.0%
    Keppel Corp., Ltd.                         6,300   41,380       0.1%
    Keppel Infrastructure Trust                  600      515       0.0%
    Keppel Telecommunications &
      Transportation, Ltd.                     6,000    7,418       0.0%
#*  Linc Energy, Ltd.                          3,880    1,091       0.0%
    M1, Ltd.                                   7,000   18,807       0.0%
    Midas Holdings, Ltd.                      30,000    8,787       0.0%
*   Neptune Orient Lines, Ltd.                19,250   16,471       0.0%
    Noble Group, Ltd.                         70,000   45,585       0.1%
    OUE, Ltd.                                  5,000    8,345       0.0%
    Oversea-Chinese Banking Corp., Ltd.       11,805   95,064       0.1%
#   Petra Foods, Ltd.                          3,000    8,775       0.0%
    Raffles Education Corp., Ltd.              6,127    1,483       0.0%
*   S I2I, Ltd.                              492,000    1,105       0.0%
    SATS, Ltd.                                 6,278   15,126       0.0%
    SembCorp Industries, Ltd.                  9,000   30,671       0.1%
#   SembCorp Marine, Ltd.                      4,400    9,841       0.0%
    Sinarmas Land, Ltd.                       33,000   17,545       0.0%
    Singapore Airlines, Ltd.                   2,600   23,957       0.0%
    Singapore Exchange, Ltd.                   6,000   38,567       0.1%
    Singapore Post, Ltd.                      14,000   20,186       0.0%
#   Singapore Press Holdings, Ltd.             6,000   18,987       0.0%
    Singapore Technologies Engineering, Ltd.   9,000   24,570       0.0%
    Singapore Telecommunications, Ltd.        22,000   73,515       0.1%
#*  Sino Grandness Food Industry Group, Ltd.  46,000   11,742       0.0%
    SMRT Corp., Ltd.                          15,000   19,089       0.0%
    Stamford Land Corp., Ltd.                  9,000    3,940       0.0%
#*  Swiber Holdings, Ltd.                      4,499      671       0.0%
    Tat Hong Holdings, Ltd.                   10,000    4,708       0.0%
    United Engineers, Ltd.                    12,000   24,014       0.0%
    United Industrial Corp., Ltd.             15,000   38,859       0.1%
    United Overseas Bank, Ltd.                 6,275  115,868       0.1%
    UOB-Kay Hian Holdings, Ltd.               12,000   13,869       0.0%
    UOL Group, Ltd.                            9,289   55,855       0.1%
#*  Vard Holdings, Ltd.                       41,000   19,759       0.0%
    Venture Corp., Ltd.                        7,000   44,643       0.1%
    Wilmar International, Ltd.                 3,000    7,368       0.0%
    Wing Tai Holdings, Ltd.                   10,000   14,797       0.0%
    Yeo Hiap Seng, Ltd.                        1,767    2,249       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SINGAPORE -- (Continued)
    Yongnam Holdings, Ltd.                   83,000 $   10,153       0.0%
                                                    ----------       ---
TOTAL SINGAPORE                                      1,407,392       1.3%
                                                    ----------       ---
SPAIN -- (2.6%)
    Abengoa SA                                  517      1,786       0.0%
    Abengoa SA Class B                        6,174     19,955       0.0%
    Abertis Infraestructuras SA               2,011     37,057       0.0%
*   Acciona SA                                  648     49,024       0.1%
    Acerinox SA                               3,512     51,254       0.1%
    ACS Actividades de Construccion y
      Servicios SA                            1,220     42,974       0.0%
    Amadeus IT Holding SA Class A             2,255    102,787       0.1%
    Atresmedia Corp de Medios de
      Comunicacion SA                         1,085     17,525       0.0%
    Banco Bilbao Vizcaya Argentaria SA        4,169     41,888       0.0%
    Banco Bilbao Vizcaya Argentaria SA
      Sponsored ADR                          11,360    113,825       0.1%
    Banco de Sabadell SA                     60,257    161,155       0.2%
    Banco Popular Espanol SA                 10,561     54,949       0.1%
    Banco Santander SA                       32,997    249,478       0.2%
    Banco Santander SA Sponsored ADR         38,754    291,430       0.3%
*   Bankia SA                                 8,460     11,814       0.0%
    Bankinter SA                             11,695     88,447       0.1%
    Bolsas y Mercados Espanoles SHMSF SA      1,498     67,016       0.1%
    CaixaBank SA                              6,526     32,733       0.0%
#*  Cementos Portland Valderrivas SA            228      1,869       0.0%
    Cie Automotive SA                           590      8,966       0.0%
    Construcciones y Auxiliar de
      Ferrocarriles SA                           52     18,135       0.0%
    Distribuidora Internacional de
      Alimentacion SA                         8,452     67,691       0.1%
    Duro Felguera SA                          2,644     10,654       0.0%
    Ebro Foods SA                               994     19,282       0.0%
    Elecnor SA                                  157      1,708       0.0%
    Enagas SA                                 2,634     81,121       0.1%
    Ence Energia y Celulosa SA                3,405     12,282       0.0%
    Ferrovial SA                              1,487     33,722       0.0%
*   Fomento de Construcciones y Contratas SA  2,724     34,937       0.0%
*   Gamesa Corp. Tecnologica SA               6,353     84,955       0.1%
    Gas Natural SDG SA                        1,964     48,291       0.1%
    Grupo Catalana Occidente SA                 923     29,686       0.0%
*   Grupo Ezentis SA                          5,854      5,385       0.0%
    Iberdrola SA                             43,471    290,964       0.3%
    Inditex SA                                  849     27,244       0.0%
    Indra Sistemas SA                         2,869     33,773       0.0%
*   Jazztel P.L.C.                            3,797     54,822       0.1%
    Mapfre SA                                15,521     57,678       0.1%
*   Mediaset Espana Comunicacion SA           4,163     56,428       0.1%
    Melia Hotels International SA               953     11,915       0.0%
*   NH Hotel Group SA                         2,275     13,246       0.0%
    Obrascon Huarte Lain SA                     753     17,467       0.0%
    Papeles y Cartones de Europa SA           1,484      9,614       0.0%
*   Pescanova SA                                468         --       0.0%
*   Promotora de Informaciones SA Class A    28,996      9,525       0.0%
*   Realia Business SA                       10,596      8,732       0.0%
    Red Electrica Corp. SA                      667     55,978       0.1%
    Repsol SA                                 1,573     32,426       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SPAIN -- (Continued)
    Repsol SA Sponsored ADR                   1,744 $   36,066       0.0%
*   Sacyr SA                                  7,182     32,248       0.0%
    Tecnicas Reunidas SA                        630     29,304       0.0%
    Telefonica SA                             6,155     93,680       0.1%
    Telefonica SA Sponsored ADR               6,016     91,203       0.1%
    Tubacex SA                                1,844      6,239       0.0%
    Tubos Reunidos SA                         4,346      8,124       0.0%
    Vidrala SA                                  390     18,198       0.0%
    Viscofan SA                                 735     46,716       0.1%
    Zardoya Otis SA                           2,825     36,416       0.0%
                                                    ----------       ---
TOTAL SPAIN                                          2,971,787       2.8%
                                                    ----------       ---
SWEDEN -- (2.8%)
    AAK AB                                      887     56,117       0.1%
    AF AB Class B                             1,570     21,351       0.0%
#   Alfa Laval AB                             2,007     37,462       0.0%
    Assa Abloy AB Class B                     1,021     59,232       0.1%
#   Atlas Copco AB Class A                    1,384     43,199       0.1%
#   Atlas Copco AB Class B                      777     21,635       0.0%
    Avanza Bank Holding AB                      150      6,462       0.0%
    Axfood AB                                 1,400     22,117       0.0%
    B&B Tools AB Class B                        600      9,690       0.0%
    Beijer Alma AB                              381      8,550       0.0%
#   Bilia AB Class A                            779     27,659       0.0%
    BillerudKorsnas AB                        4,342     75,160       0.1%
#   Boliden AB                                5,232    113,669       0.1%
#   Byggmax Group AB                          1,675     12,232       0.0%
    Castellum AB                              2,708     42,224       0.1%
    Clas Ohlson AB Class B                      566      9,719       0.0%
    Concentric AB                             1,052     14,886       0.0%
#   Duni AB                                   1,648     25,127       0.0%
    Electrolux AB Series B                    1,570     47,010       0.1%
#*  Eniro AB                                  9,906      1,988       0.0%
    Fabege AB                                 1,782     27,164       0.0%
    Haldex AB                                 2,000     29,887       0.0%
#   Hennes & Mauritz AB Class B               2,149     85,437       0.1%
#   Hexagon AB Class B                        1,041     38,559       0.0%
#   Hexpol AB                                   484     51,866       0.1%
    HIQ International AB                      1,637      8,340       0.0%
    Holmen AB Class B                           995     32,923       0.0%
#   Husqvarna AB Class A                        841      6,246       0.0%
    Husqvarna AB Class B                     10,700     79,144       0.1%
    ICA Gruppen AB                              746     27,674       0.0%
    Industrial & Financial Systems Class B      854     29,563       0.0%
    Indutrade AB                              1,000     48,852       0.1%
#   Intrum Justitia AB                        1,646     51,836       0.1%
#   JM AB                                     1,200     35,702       0.0%
    KappAhl AB                                3,182     14,525       0.0%
    Lindab International AB                   1,863     16,271       0.0%
#   Loomis AB Class B                         1,303     41,760       0.1%
*   Lundin Petroleum AB                       2,484     40,208       0.0%
#   Mekonomen AB                                827     20,577       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SWEDEN -- (Continued)
    Millicom International Cellular SA          425 $   33,157       0.0%
    Modern Times Group AB Class B               763     25,374       0.0%
    NCC AB Class B                            1,600     52,470       0.1%
    New Wave Group AB Class B                 1,962     10,291       0.0%
    Nibe Industrier AB Class B                1,924     51,247       0.1%
    Nobia AB                                  4,200     45,466       0.1%
    Nordea Bank AB                           10,653    135,348       0.1%
#   Nordnet AB Class B                        1,809      8,262       0.0%
#   Peab AB                                   4,058     34,225       0.0%
#   Ratos AB Class B                          5,146     35,088       0.0%
#   Saab AB Class B                           1,477     38,125       0.0%
    Sandvik AB                                8,049    101,732       0.1%
#*  SAS AB                                    7,197     13,908       0.0%
    Securitas AB Class B                      6,521     97,519       0.1%
    Skandinaviska Enskilda Banken AB Class A  5,722     72,307       0.1%
    Skanska AB Class B                        1,842     40,990       0.1%
#   SKF AB Class A                              582     14,308       0.0%
    SKF AB Class B                            2,554     62,382       0.1%
    SkiStar AB                                  883     10,614       0.0%
#*  SSAB AB Class A(BPRBWK4)                    604      3,650       0.0%
#*  SSAB AB Class A(B17H0S8)                  6,154     37,228       0.0%
*   SSAB AB Class B(BPRBWM6)                  1,541      8,123       0.0%
*   SSAB AB Class B(B17H3F6)                  4,334     22,509       0.0%
    Svenska Cellulosa AB SCA Class A            306      7,758       0.0%
    Svenska Cellulosa AB SCA Class B          5,470    138,363       0.1%
    Svenska Handelsbanken AB Class A          1,753     80,917       0.1%
#   Sweco AB Class B                             46        606       0.0%
    Swedbank AB Class A                       3,015     70,107       0.1%
    Tele2 AB Class B                          7,729    103,088       0.1%
    Telefonaktiebolaget LM Ericsson Class A     436      4,581       0.0%
    Telefonaktiebolaget LM Ericsson Class B   7,036     76,951       0.1%
#   Telefonaktiebolaget LM Ericsson
      Sponsored ADR                           6,821     74,485       0.1%
    TeliaSonera AB                           18,798    116,870       0.1%
    Trelleborg AB Class B                     5,898    115,584       0.1%
    Volvo AB Class A                          1,258     17,387       0.0%
    Volvo AB Class B                          7,101     98,102       0.1%
    Wallenstam AB Class B                     1,976     33,315       0.0%
    Wihlborgs Fastigheter AB                  1,441     27,890       0.0%
                                                    ----------       ---
TOTAL SWEDEN                                         3,262,350       3.1%
                                                    ----------       ---
SWITZERLAND -- (5.2%)
    ABB, Ltd.                                13,615    298,338       0.3%
    ABB, Ltd. Sponsored ADR                   4,791    104,300       0.1%
    Adecco SA                                 1,762    143,597       0.2%
#*  AFG Arbonia-Forster Holding AG              555     11,840       0.0%
    Allreal Holding AG                          202     28,981       0.0%
*   Alpiq Holding AG                             27      2,356       0.0%
    ams AG                                    2,015    109,550       0.1%
    Aryzta AG                                 1,486    100,271       0.1%
    Autoneum Holding AG                         124     27,382       0.0%
    Baloise Holding AG                          826    107,493       0.1%
    Bank Coop AG                                 87      3,895       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Banque Cantonale Vaudoise                    54 $   31,803       0.0%
    Barry Callebaut AG                           13     15,771       0.0%
    Belimo Holding AG                             7     16,985       0.0%
    Bell AG                                       2      5,356       0.0%
#   Berner Kantonalbank AG                      107     22,914       0.0%
    BKW AG                                      158      6,215       0.0%
    Bobst Group SA                              277     12,637       0.0%
#   Bucher Industries AG                        173     43,483       0.1%
    Burckhardt Compression Holding AG            52     22,642       0.0%
    Burkhalter Holding AG                       272     33,215       0.0%
    Cie Financiere Richemont SA               3,110    277,203       0.3%
    Clariant AG                               7,890    173,222       0.2%
    Credit Suisse Group AG                    5,994    158,644       0.2%
    Daetwyler Holding AG                        119     16,890       0.0%
    DKSH Holding AG                             628     49,421       0.1%
*   Dufry AG                                    515     75,724       0.1%
    EFG International AG                      1,159     17,012       0.0%
    Emmi AG                                      98     32,477       0.0%
    EMS-Chemie Holding AG                        77     32,316       0.0%
    Energiedienst Holding AG                    604     17,652       0.0%
    Flughafen Zuerich AG                         94     73,206       0.1%
    Forbo Holding AG                             27     32,700       0.0%
    GAM Holding AG                            4,085     92,162       0.1%
    Gategroup Holding AG                        650     22,729       0.0%
    Geberit AG                                  206     72,960       0.1%
    Georg Fischer AG                             69     48,804       0.1%
    Givaudan SA                                  54    101,043       0.1%
#   Gurit Holding AG                             16      7,430       0.0%
    Helvetia Holding AG                         138     78,404       0.1%
    Holcim, Ltd.                              1,665    133,750       0.1%
    Huber & Suhner AG                           335     15,476       0.0%
    Implenia AG                                 250     17,118       0.0%
    Interroll Holding AG                         14      9,308       0.0%
    Intershop Holding AG                         34     14,579       0.0%
    Julius Baer Group, Ltd.                   1,362     71,288       0.1%
    Kaba Holding AG Class B                      37     24,300       0.0%
    Kardex AG                                   238     14,258       0.0%
    Komax Holding AG                            112     20,598       0.0%
    Kudelski SA                               1,531     22,957       0.0%
    Kuehne + Nagel International AG             283     42,446       0.1%
    Kuoni Reisen Holding AG                     105     35,277       0.0%
    LEM Holding SA                                9      7,974       0.0%
    Liechtensteinische Landesbank AG             96      3,890       0.0%
    Logitech International SA                 1,706     25,611       0.0%
    Luzerner Kantonalbank AG                     70     27,150       0.0%
    Metall Zug AG                                10     28,361       0.0%
#*  Meyer Burger Technology AG                1,488     10,177       0.0%
    Micronas Semiconductor Holding AG           845      5,149       0.0%
    Mobimo Holding AG                           102     22,760       0.0%
    Nestle SA                                13,196  1,023,801       1.0%
    OC Oerlikon Corp. AG                      3,935     51,476       0.1%
*   Orascom Development Holding AG              828     12,863       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SWITZERLAND -- (Continued)
#*  Orell Fuessli Holding AG                     31 $    3,138       0.0%
    Panalpina Welttransport Holding AG          238     33,189       0.0%
    Partners Group Holding AG                   205     64,254       0.1%
    Rieter Holding AG                            89     14,660       0.0%
    Romande Energie Holding SA                    7      8,613       0.0%
    Schaffner Holding AG                         75     19,846       0.0%
    Schindler Holding AG                        202     33,650       0.0%
*   Schmolz + Bickenbach AG                   7,007      6,752       0.0%
    Schweiter Technologies AG                    17     14,693       0.0%
    SGS SA                                       29     56,190       0.1%
    Sika AG                                      18     61,782       0.1%
    St Galler Kantonalbank AG                    45     17,170       0.0%
    Sulzer AG                                   460     51,331       0.1%
    Swatch Group AG (The)(7184725)              248    110,870       0.1%
    Swatch Group AG (The)(7184736)              611     54,138       0.1%
    Swiss Life Holding AG                       562    133,363       0.1%
    Swiss Re AG                               1,642    145,658       0.2%
    Swisscom AG                                 156     92,743       0.1%
    Syngenta AG                                 363    121,471       0.1%
    Syngenta AG ADR                             700     46,928       0.1%
    Temenos Group AG                          1,327     48,223       0.1%
    U-Blox AG                                   187     35,505       0.0%
    UBS Group AG(BRJL176)                     6,553    130,911       0.1%
*   UBS Group AG(H42097107)                   8,192    164,414       0.2%
    Valiant Holding AG                          297     26,776       0.0%
    Valora Holding AG                            83     18,627       0.0%
    Vaudoise Assurances Holding SA Class B       16      8,966       0.0%
    Vetropack Holding AG                          1      1,705       0.0%
*   Von Roll Holding AG                       3,134      3,835       0.0%
    Vontobel Holding AG                         667     29,633       0.0%
*   Zehnder Group AG                            360     17,048       0.0%
    Zug Estates Holding AG                        2      3,061       0.0%
    Zurich Insurance Group AG                   729    225,008       0.2%
                                                    ----------       ---
TOTAL SWITZERLAND                                    5,973,741       5.7%
                                                    ----------       ---
UNITED KINGDOM -- (17.4%)
    Aberdeen Asset Management P.L.C.          9,166     66,559       0.1%
    Acacia Mining P.L.C.                      3,666     16,259       0.0%
    Admiral Group P.L.C.                      2,727     65,027       0.1%
#*  Afren P.L.C.                             28,429      1,450       0.0%
*   Aga Rangemaster Group P.L.C.              1,374      1,999       0.0%
    Aggreko P.L.C.                            5,691    143,561       0.1%
    Alent P.L.C.                              5,615     31,181       0.0%
    Amec Foster Wheeler P.L.C.                6,221     87,101       0.1%
    Amlin P.L.C.                             11,811     82,772       0.1%
    Anglo American P.L.C.                     6,007    101,774       0.1%
    Anglo Pacific Group P.L.C.                3,296      4,813       0.0%
    Anite P.L.C.                              6,078      7,900       0.0%
    Antofagasta P.L.C.                        6,377     76,328       0.1%
    ARM Holdings P.L.C. Sponsored ADR         1,380     70,366       0.1%
#   Ashmore Group P.L.C.                     10,342     48,890       0.1%
    Ashtead Group P.L.C.                     11,656    199,872       0.2%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Associated British Foods P.L.C.             848 $ 37,022       0.0%
    Aveva Group P.L.C.                          701   18,139       0.0%
    Aviva P.L.C.                             52,408  421,648       0.4%
#   Aviva P.L.C. Sponsored ADR                  775   12,493       0.0%
    Babcock International Group P.L.C.        6,734  103,878       0.1%
    BAE Systems P.L.C.                       23,603  182,857       0.2%
    Balfour Beatty P.L.C.                    11,524   42,653       0.0%
    Bank of Georgia Holdings P.L.C.             560   15,379       0.0%
    Barclays P.L.C. Sponsored ADR            17,636  277,591       0.3%
    Barratt Developments P.L.C.              18,794  149,099       0.1%
    BBA Aviation P.L.C.                       7,009   36,880       0.0%
    Beazley P.L.C.                           16,162   69,506       0.1%
    Bellway P.L.C.                            2,547   77,434       0.1%
    Berendsen P.L.C.                          5,958   94,718       0.1%
    Berkeley Group Holdings P.L.C.            2,385   91,829       0.1%
    BG Group P.L.C.                          20,371  368,991       0.4%
#   BG Group P.L.C. Sponsored ADR             7,000  127,680       0.1%
#   BHP Billiton P.L.C. ADR                   4,664  225,271       0.2%
    Bodycote P.L.C.                           4,401   46,350       0.1%
    Booker Group P.L.C.                      14,954   33,106       0.0%
    Bovis Homes Group P.L.C.                  3,407   48,510       0.1%
    BP P.L.C. Sponsored ADR                  18,223  786,505       0.8%
    Brewin Dolphin Holdings P.L.C.            8,248   42,835       0.0%
    British Polythene Industries P.L.C.         199    2,118       0.0%
    Britvic P.L.C.                            5,064   56,239       0.1%
    BT Group P.L.C.                           2,000   13,949       0.0%
    BT Group P.L.C. Sponsored ADR             1,355   94,687       0.1%
    Bunzl P.L.C.                              1,565   44,003       0.0%
    Burberry Group P.L.C.                     2,384   63,555       0.1%
    Cable & Wireless Communications P.L.C.   77,419   79,806       0.1%
    Cape P.L.C.                               2,763   11,195       0.0%
    Capita P.L.C.                             3,947   69,085       0.1%
    Carillion P.L.C.                         11,571   57,732       0.1%
    Carnival P.L.C. ADR                         808   36,594       0.0%
    Catlin Group, Ltd.                       10,223  110,144       0.1%
    Centamin P.L.C.                           1,892    1,848       0.0%
    Centrica P.L.C.                          39,742  155,172       0.2%
    Chemring Group P.L.C.                     6,635   21,801       0.0%
    Chesnara P.L.C.                           3,877   19,043       0.0%
    Cineworld Group P.L.C.                    6,417   47,928       0.1%
    Clarkson P.L.C.                             451   15,680       0.0%
    Close Brothers Group P.L.C.               2,370   55,400       0.1%
    Cobham P.L.C.                            19,869   90,134       0.1%
    Coca-Cola HBC AG                          3,546   74,809       0.1%
*   Colt Group SA                            10,617   24,269       0.0%
    Compass Group P.L.C.                      3,498   61,835       0.1%
    Computacenter P.L.C.                      2,604   27,959       0.0%
    Connect Group P.L.C.                      3,718    9,048       0.0%
    Cranswick P.L.C.                            855   18,714       0.0%
    Croda International P.L.C.                2,298   99,726       0.1%
    CSR P.L.C.                                4,055   54,663       0.1%
    Daily Mail & General Trust P.L.C.         4,069   55,935       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Dairy Crest Group P.L.C.                  3,431 $ 23,987       0.0%
    Darty P.L.C.                             14,446   16,579       0.0%
    DCC P.L.C.                                1,532   97,456       0.1%
    De La Rue P.L.C.                          2,442   20,522       0.0%
    Debenhams P.L.C.                         22,081   30,333       0.0%
    Development Securities P.L.C.             8,967   34,820       0.0%
    Devro P.L.C.                              5,357   23,988       0.0%
    Dialight P.L.C.                             163    1,749       0.0%
    Dignity P.L.C.                              489   15,253       0.0%
    Diploma P.L.C.                            2,852   34,983       0.0%
    Direct Line Insurance Group P.L.C.       16,486   80,485       0.1%
    Dixons Carphone P.L.C.                   13,393   86,918       0.1%
    Domino Printing Sciences P.L.C.           2,941   41,261       0.0%
    Domino's Pizza Group P.L.C.               1,949   23,580       0.0%
    Drax Group P.L.C.                         6,750   41,241       0.0%
    DS Smith P.L.C.                          23,943  128,022       0.1%
    Dunelm Group P.L.C.                         996   13,712       0.0%
    E2V Technologies P.L.C.                   3,334   11,879       0.0%
    easyJet P.L.C.                            2,947   81,489       0.1%
    Electrocomponents P.L.C.                  6,138   22,678       0.0%
    Elementis P.L.C.                         10,690   49,746       0.1%
*   EnQuest P.L.C.                           22,302   17,919       0.0%
*   Enterprise Inns P.L.C.                   21,041   37,614       0.0%
    Essentra P.L.C.                           6,005   88,149       0.1%
    Euromoney Institutional Investor P.L.C.     183    3,207       0.0%
    Evraz P.L.C.                             10,158   29,500       0.0%
    Experian P.L.C.                           6,398  114,270       0.1%
    Fenner P.L.C.                             7,156   22,997       0.0%
    Fidessa Group P.L.C.                        721   24,613       0.0%
*   Findel P.L.C.                               841    2,823       0.0%
*   Firstgroup P.L.C.                        31,411   47,711       0.1%
    Fresnillo P.L.C.                          1,776   19,698       0.0%
    G4S P.L.C.                               34,716  155,719       0.2%
    Galliford Try P.L.C.                      1,931   44,433       0.0%
*   Gem Diamonds, Ltd.                        2,700    5,773       0.0%
    GKN P.L.C.                               29,585  158,682       0.2%
    Glencore P.L.C.                          31,754  150,849       0.1%
    Go-Ahead Group P.L.C.                       487   18,389       0.0%
    Grafton Group P.L.C.                      4,956   62,543       0.1%
    Greencore Group P.L.C.                   15,232   82,658       0.1%
    Greggs P.L.C.                             3,028   55,030       0.1%
    Halfords Group P.L.C.                     7,465   51,989       0.1%
    Hargreaves Lansdown P.L.C.                2,141   40,218       0.0%
    Hays P.L.C.                              23,736   55,788       0.1%
    Helical Bar P.L.C.                        3,459   20,638       0.0%
    Henderson Group P.L.C.                   19,149   81,709       0.1%
    Hill & Smith Holdings P.L.C.              3,928   41,871       0.0%
    Hilton Food Group P.L.C.                  1,352    8,956       0.0%
    Hiscox, Ltd.                              6,335   79,819       0.1%
    Home Retail Group P.L.C.                 24,821   63,426       0.1%
    Homeserve P.L.C.                          6,831   39,918       0.0%
    Howden Joinery Group P.L.C.              13,731   97,748       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    HSBC Holdings P.L.C. Sponsored ADR        14,529 $721,074       0.7%
    Hunting P.L.C.                             2,655   23,838       0.0%
    Huntsworth P.L.C.                          9,410    5,940       0.0%
    ICAP P.L.C.                               12,772  108,584       0.1%
    IG Group Holdings P.L.C.                   9,898  111,601       0.1%
*   Imagination Technologies Group P.L.C.      4,772   14,342       0.0%
    IMI P.L.C.                                 3,323   63,684       0.1%
    Inchcape P.L.C.                            9,922  126,208       0.1%
    Informa P.L.C.                            16,163  137,653       0.1%
    Inmarsat P.L.C.                            5,644   86,909       0.1%
    Innovation Group P.L.C.                   35,464   15,473       0.0%
    InterContinental Hotels Group P.L.C. ADR   1,378   58,723       0.1%
*   International Consolidated Airlines
      Group SA                                10,127   83,990       0.1%
    Interserve P.L.C.                          2,216   19,626       0.0%
    Intertek Group P.L.C.                      1,135   45,361       0.0%
    Investec P.L.C.                           12,086  115,408       0.1%
    ITV P.L.C.                                22,994   89,274       0.1%
    J Sainsbury P.L.C.                        17,515   72,829       0.1%
    James Fisher & Sons P.L.C.                   588   10,397       0.0%
    Jardine Lloyd Thompson Group P.L.C.        1,972   32,115       0.0%
    JD Sports Fashion P.L.C.                   1,956   17,203       0.0%
    JD Wetherspoon P.L.C.                      1,890   22,021       0.0%
    John Menzies P.L.C.                          319    1,910       0.0%
    John Wood Group P.L.C.                     7,193   75,789       0.1%
    Johnson Matthey P.L.C.                     1,902   97,233       0.1%
*   Johnston Press P.L.C.                        194      469       0.0%
    Jupiter Fund Management P.L.C.             8,640   56,888       0.1%
*   KAZ Minerals P.L.C.                        3,030   12,050       0.0%
    Kcom Group P.L.C.                          8,494   11,941       0.0%
    Keller Group P.L.C.                        1,520   23,250       0.0%
    Kier Group P.L.C.                          1,019   25,278       0.0%
    Kingfisher P.L.C.                         11,855   63,691       0.1%
    Laird P.L.C.                               6,889   37,885       0.0%
*   Lamprell P.L.C.                            3,344    7,202       0.0%
    Lancashire Holdings, Ltd.                  2,958   28,917       0.0%
    Legal & General Group P.L.C.              23,323   92,711       0.1%
*   Liberty Global P.L.C. Class A                331   17,276       0.0%
*   Liberty Global P.L.C. Series C               817   41,242       0.0%
    Lloyds Banking Group P.L.C.              224,117  265,417       0.3%
    Lloyds Banking Group P.L.C. ADR           71,132  339,300       0.3%
    London Stock Exchange Group P.L.C.         3,268  127,222       0.1%
#*  Lonmin P.L.C.                             13,958   30,855       0.0%
    Lookers P.L.C.                             4,741   11,378       0.0%
    Low & Bonar P.L.C.                         7,100    6,736       0.0%
    Man Group P.L.C.                          41,451  122,219       0.1%
    Marks & Spencer Group P.L.C.              10,233   86,658       0.1%
    Marshalls P.L.C.                           2,962   12,313       0.0%
*   McBride P.L.C.(BVXC225)                   87,788      135       0.0%
    McBride P.L.C.(0574635)                    5,164    7,448       0.0%
    Mears Group P.L.C.                         3,694   24,249       0.0%
    Meggitt P.L.C.                            17,800  143,848       0.1%
    Melrose Industries P.L.C.                 21,159   85,865       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Michael Page International P.L.C.          4,900 $ 39,920       0.0%
    Micro Focus International P.L.C.           2,013   38,744       0.0%
    Millennium & Copthorne Hotels P.L.C.       4,587   40,724       0.0%
*   Mitchells & Butlers P.L.C.                 4,465   28,516       0.0%
    Mitie Group P.L.C.                        12,872   56,465       0.1%
    Mondi P.L.C.                               6,454  130,682       0.1%
    Moneysupermarket.com Group P.L.C.          1,933    8,283       0.0%
    Morgan Advanced Materials P.L.C.           9,000   46,226       0.0%
    Morgan Sindall Group P.L.C.                  778    9,354       0.0%
    N Brown Group P.L.C.                       2,652   13,923       0.0%
    National Express Group P.L.C.             13,863   61,052       0.1%
    National Grid P.L.C. Sponsored ADR         1,384   93,323       0.1%
    NCC Group P.L.C.                           2,085    6,641       0.0%
    Next P.L.C.                                  908  102,087       0.1%
    Northgate P.L.C.                           3,835   37,986       0.0%
    Novae Group P.L.C.                         2,345   25,035       0.0%
    Old Mutual P.L.C.                         25,796   92,532       0.1%
*   Ophir Energy P.L.C.                        1,442    3,143       0.0%
    Pace P.L.C.                               10,158   64,403       0.1%
    PayPoint P.L.C.                              593    7,734       0.0%
    Pearson P.L.C. Sponsored ADR               4,891   98,994       0.1%
    Pendragon P.L.C.                          30,527   17,270       0.0%
    Pennon Group P.L.C.                        6,078   79,771       0.1%
    Persimmon P.L.C.                           6,375  165,523       0.2%
*   Petra Diamonds, Ltd.                       4,104    9,843       0.0%
    Petrofac, Ltd.                             5,259   70,193       0.1%
*   Petropavlovsk P.L.C.                       3,187      309       0.0%
    Phoenix Group Holdings                     4,723   60,952       0.1%
    Phoenix IT Group P.L.C.                    1,920    3,668       0.0%
    Playtech P.L.C.                            2,427   30,490       0.0%
    Premier Farnell P.L.C.                     3,194    9,320       0.0%
*   Premier Foods P.L.C.                      28,858   20,366       0.0%
*   Premier Oil P.L.C.                        13,691   36,626       0.0%
    Prudential P.L.C. ADR                      2,454  122,479       0.1%
*   Punch Taverns P.L.C.                         614    1,061       0.0%
    PZ Cussons P.L.C.                          1,245    6,821       0.0%
    QinetiQ Group P.L.C.                      15,195   47,028       0.1%
*   Quintain Estates & Development P.L.C.     14,008   20,607       0.0%
    Randgold Resources, Ltd.                     625   47,563       0.1%
    Redrow P.L.C.                              6,636   37,587       0.0%
    Reed Elsevier P.L.C.                       1,825   30,204       0.0%
    Reed Elsevier P.L.C. Sponsored ADR         1,125   74,374       0.1%
    Regus P.L.C.                              13,221   50,495       0.1%
    Renishaw P.L.C.                              508   19,482       0.0%
    Rentokil Initial P.L.C.                   30,662   63,063       0.1%
    Restaurant Group P.L.C. (The)              4,010   41,674       0.0%
    Rexam P.L.C.                              15,461  137,226       0.1%
    Ricardo P.L.C.                                61      791       0.0%
    Rightmove P.L.C.                           1,847   89,412       0.1%
    Rio Tinto P.L.C.                             948   42,424       0.0%
#   Rio Tinto P.L.C. Sponsored ADR             8,920  399,527       0.4%
*   Rolls-Royce Holdings P.L.C.(BVYJ8N8)     323,172      496       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Rolls-Royce Holdings P.L.C.(B63H849)      2,292 $ 36,541       0.0%
    Rotork P.L.C.                             1,522   54,922       0.1%
*   Royal Bank of Scotland Group P.L.C.
      Sponsored ADR                           9,206   95,190       0.1%
    Royal Dutch Shell P.L.C. ADR(B03MM73)     5,982  386,377       0.4%
    Royal Dutch Shell P.L.C. ADR(780259206)   8,972  569,094       0.5%
    RPC Group P.L.C.                          6,026   55,382       0.1%
    RPS Group P.L.C.                          5,472   17,885       0.0%
    RSA Insurance Group P.L.C.               17,529  114,668       0.1%
    Sage Group P.L.C. (The)                  17,436  129,640       0.1%
    Savills P.L.C.                            3,502   44,351       0.0%
    Schroders P.L.C.(0239581)                   320   11,988       0.0%
    Schroders P.L.C.(0240549)                   817   40,522       0.0%
    SDL P.L.C.                                2,030   14,502       0.0%
    Senior P.L.C.                             9,084   43,620       0.0%
    Serco Group P.L.C.                        7,406   15,130       0.0%
*   Severfield P.L.C.                         5,353    5,252       0.0%
    Severn Trent P.L.C.                       2,492   81,149       0.1%
    Shanks Group P.L.C.                      13,706   22,437       0.0%
    SIG P.L.C.                               12,895   38,321       0.0%
    Sky P.L.C.                                2,707   44,633       0.0%
    Sky P.L.C. Sponsored ADR                    650   42,998       0.0%
    Soco International P.L.C.                 5,498   15,203       0.0%
    Spectris P.L.C.                           3,001   98,630       0.1%
    Speedy Hire P.L.C.                       20,261   23,015       0.0%
    Spirax-Sarco Engineering P.L.C.           1,276   66,071       0.1%
    Spirent Communications P.L.C.             5,973    7,996       0.0%
    Spirit Pub Co. P.L.C.                    26,574   45,701       0.0%
*   Sports Direct International P.L.C.        1,936   18,300       0.0%
    SSE P.L.C.                                7,477  177,158       0.2%
    St Ives P.L.C.                              388    1,031       0.0%
    St James's Place P.L.C.                   7,870  107,352       0.1%
    ST Modwen Properties P.L.C.               7,361   49,052       0.1%
    Stagecoach Group P.L.C.                   7,817   43,445       0.0%
    Standard Chartered P.L.C.                10,091  165,212       0.2%
    Standard Life P.L.C.                      7,245   51,789       0.1%
*   SuperGroup P.L.C.                           668   10,567       0.0%
    Synthomer P.L.C.                          9,204   45,057       0.0%
#   TalkTalk Telecom Group P.L.C.            10,144   56,708       0.1%
    Tate & Lyle P.L.C.                        9,536   86,873       0.1%
    Taylor Wimpey P.L.C.                     62,476  158,638       0.2%
    Telecity Group P.L.C.                     5,366   72,787       0.1%
    Tesco P.L.C.                             52,504  176,973       0.2%
*   Thomas Cook Group P.L.C.                 25,906   56,822       0.1%
    Topps Tiles P.L.C.                        4,341    7,708       0.0%
    Travis Perkins P.L.C.                     4,039  128,380       0.1%
*   Trinity Mirror P.L.C.                     7,656   21,566       0.0%
    TT electronics P.L.C.                     3,593    7,350       0.0%
    TUI AG(B11LJN4)                           3,032   56,529       0.1%
    TUI AG(5666292)                           2,519   46,956       0.1%
    Tullett Prebon P.L.C.                     4,980   27,270       0.0%
    Tullow Oil P.L.C.                         2,740   17,396       0.0%
    UBM P.L.C.                                7,909   68,275       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES   VALUE++    OF NET ASSETS**
                                            ------ ------------ ---------------
UNITED KINGDOM -- (Continued)
    Ultra Electronics Holdings P.L.C.        1,481 $     39,384       0.0%
    Unilever P.L.C. Sponsored ADR            3,616      158,453       0.2%
    UNITE Group P.L.C. (The)                 6,382       58,642       0.1%
    United Utilities Group P.L.C.            1,895       28,190       0.0%
    UTV Media P.L.C.                         3,910       10,783       0.0%
    Vedanta Resources P.L.C.                 2,812       27,008       0.0%
    Vesuvius P.L.C.                          6,354       44,189       0.0%
    Vodafone Group P.L.C.                   16,629       58,588       0.1%
    Vodafone Group P.L.C. Sponsored ADR      8,539      300,586       0.3%
    Weir Group P.L.C. (The)                  3,917      112,616       0.1%
    WH Smith P.L.C.                          2,310       50,682       0.1%
    Whitbread P.L.C.                         1,256      100,856       0.1%
    WM Morrison Supermarkets P.L.C.         47,152      134,443       0.1%
    Wolseley P.L.C.                          1,318       77,956       0.1%
    Wolseley P.L.C. ADR                      2,684       15,940       0.0%
    WPP P.L.C. Sponsored ADR                   717       83,480       0.1%
    WS Atkins P.L.C.                         1,777       36,461       0.0%
    Xchanging P.L.C.                         9,112       17,042       0.0%
                                                   ------------      ----
TOTAL UNITED KINGDOM                                 20,112,386      19.1%
                                                   ------------      ----
UNITED STATES -- (0.0%)
    Ormat Technologies, Inc.                   525       19,509       0.0%
                                                   ------------      ----
TOTAL COMMON STOCKS                                 104,645,259      99.4%
                                                   ------------      ----
PREFERRED STOCKS -- (0.0%)

GERMANY -- (0.0%)
#   Volkswagen AG                              196       50,459       0.1%
                                                   ------------      ----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Seven West Media, Ltd. Rights 05/28/15   2,683           --       0.0%
                                                   ------------      ----
CANADA -- (0.0%)
*   Constellation Software, Inc. Rights
      09/15/15                                 187           56       0.0%
                                                   ------------      ----
ITALY -- (0.0%)
*   UnipolSai SpA Rights 05/15/15(BWXTV26)  19,389           --       0.0%
*   UnipolSai SpA Rights 05/15/15(BWXT933)  19,389           --       0.0%
                                                   ------------      ----
TOTAL ITALY                                                  --       0.0%
                                                   ------------      ----
SPAIN -- (0.0%)
*   Banco Popular Espanol SA Rights         10,561          202       0.0%
*   Banco Santander SA Rights               32,997        5,441       0.0%
                                                   ------------      ----
TOTAL SPAIN                                               5,643       0.0%
                                                   ------------      ----
TOTAL RIGHTS/WARRANTS                                     5,699       0.0%
                                                   ------------      ----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                           SHARES/
                                            FACE
                                           AMOUNT                 PERCENTAGE
                                            (000)     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund       959,202 $ 11,097,968       10.5%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $113,551,607)                             $115,799,385      110.0%
                                                   ============      =====

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
 Common Stocks
    Australia                      $   367,690 $ 6,574,011   --    $  6,941,701
    Austria                                 --     508,968   --         508,968
    Belgium                             88,088   1,320,194   --       1,408,282
    Canada                           9,414,436      11,364   --       9,425,800
    China                                   --         150   --             150
    Denmark                                 --   1,205,439   --       1,205,439
    Finland                            243,950   1,618,433   --       1,862,383
    France                             645,417   7,901,976   --       8,547,393
    Germany                            293,577   6,598,611   --       6,892,188
    Greece                                  --          --   --              --
    Hong Kong                            3,838   3,059,183   --       3,063,021
    Ireland                            111,630     485,509   --         597,139
    Israel                              33,696     456,573   --         490,269
    Italy                              249,856   2,737,252   --       2,987,108
    Japan                              919,451  21,721,399   --      22,640,850
    Netherlands                        375,280   2,311,900   --       2,687,180
    New Zealand                             --     325,938   --         325,938
    Norway                              70,552     903,977   --         974,529
    Portugal                                --     339,756   --         339,756
    Singapore                            3,791   1,403,601   --       1,407,392
    Spain                              532,524   2,439,263   --       2,971,787
    Sweden                              74,485   3,187,865   --       3,262,350
    Switzerland                        315,642   5,658,099   --       5,973,741
    United Kingdom                   5,249,617  14,862,769   --      20,112,386
    United States                       19,509          --   --          19,509
 Preferred Stocks
    Germany                                 --      50,459   --          50,459
 Rights/Warrants
    Australia                               --          --   --              --
    Canada                                  --          56   --              56
    Italy                                   --          --   --              --
    Spain                                   --       5,643   --           5,643
 Securities Lending Collateral              --  11,097,968   --      11,097,968
                                   ----------- -----------   --    ------------
 TOTAL                             $19,013,029 $96,786,356   --    $115,799,385
                                   =========== ===========   ==    ============

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                PERCENTAGE
                                              SHARES  VALUE+  OF NET ASSETS**
                                              ------ -------- ---------------
COMMON STOCKS -- (84.5%)

Consumer Discretionary -- (11.8%)
*     1-800-Flowers.com, Inc. Class A          4,717 $ 49,859       0.0%
      A. H. Belo Corp. Class A                 5,125   34,286       0.0%
      Aaron's, Inc.                            9,903  336,702       0.2%
#     Abercrombie & Fitch Co. Class A         10,943  245,999       0.1%
*     Ambassadors Group, Inc.                    113      324       0.0%
*     America's Car-Mart, Inc.                   112    5,750       0.0%
#     American Eagle Outfitters, Inc.         22,325  355,191       0.2%
*     American Public Education, Inc.          2,434   67,884       0.0%
*     Apollo Education Group, Inc. Class A     2,226   37,363       0.0%
      Arctic Cat, Inc.                         1,934   68,638       0.0%
      Ark Restaurants Corp.                      411   10,065       0.0%
*     Ascena Retail Group, Inc.                2,799   41,957       0.0%
#*    Ascent Capital Group, Inc. Class A       1,823   72,993       0.0%
*     Ballantyne Strong, Inc.                  3,604   16,867       0.0%
#*    Barnes & Noble, Inc.                    12,543  274,692       0.1%
      Bassett Furniture Industries, Inc.       2,400   67,728       0.0%
      Beasley Broadcast Group, Inc. Class A    1,850    8,973       0.0%
#     bebe stores, Inc.                       13,290   43,990       0.0%
*     Belmond, Ltd. Class A                   19,121  235,571       0.1%
(o)*  Big 4 Ranch, Inc.                          300       --       0.0%
      Big 5 Sporting Goods Corp.               2,817   38,424       0.0%
*     Biglari Holdings, Inc.                     372  135,970       0.1%
#*    BJ's Restaurants, Inc.                   3,115  145,782       0.1%
      Bob Evans Farms, Inc.                      301   12,949       0.0%
*     Books-A-Million, Inc.                    2,707    7,769       0.0%
      Bowl America, Inc. Class A                 120    1,747       0.0%
*     Bravo Brio Restaurant Group, Inc.        1,505   22,169       0.0%
*     Bridgepoint Education, Inc.                166    1,456       0.0%
      Brown Shoe Co., Inc.                     9,200  273,240       0.1%
*     Build-A-Bear Workshop, Inc.              2,850   52,526       0.0%
#     Callaway Golf Co.                       11,803  114,253       0.1%
*     Canterbury Park Holding Corp.              332    3,436       0.0%
*     Career Education Corp.                  18,900   79,380       0.0%
*     Carmike Cinemas, Inc.                    3,281   99,021       0.1%
      Carriage Services, Inc.                  4,499  106,356       0.1%
*     Carrols Restaurant Group, Inc.           5,283   47,758       0.0%
      Cato Corp. (The) Class A                 2,797  110,034       0.1%
*     Cavco Industries, Inc.                   1,469   96,322       0.1%
#*    Central European Media Enterprises,
        Ltd. Class A                          13,696   37,664       0.0%
#*    Charles & Colvard, Ltd.                    863    1,105       0.0%
#     Chico's FAS, Inc.                       25,041  422,191       0.2%
#     Children's Place, Inc. (The)             3,321  201,452       0.1%
*     Christopher & Banks Corp.                  100      594       0.0%
      Churchill Downs, Inc.                    2,984  355,603       0.2%
*     Citi Trends, Inc.                        3,458   78,773       0.0%
*     Coast Distribution System, Inc. (The)      800    2,920       0.0%
*     Conn's, Inc.                               100    2,797       0.0%
      Cooper Tire & Rubber Co.                 9,820  417,252       0.2%
*     Cooper-Standard Holding, Inc.              224   13,669       0.0%
      Core-Mark Holding Co., Inc.              4,882  257,330       0.1%
#*    Crocs, Inc.                             12,115  159,918       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                           SHARES  VALUE+  OF NET ASSETS**
                                           ------ -------- ---------------
Consumer Discretionary -- (Continued)
      CSS Industries, Inc.                  2,542 $ 72,040       0.0%
      Culp, Inc.                              907   23,446       0.0%
#*    Cumulus Media, Inc. Class A          27,627   62,990       0.0%
      Darden Restaurants, Inc.              7,110  453,405       0.2%
*     Del Frisco's Restaurant Group, Inc.   3,119   62,910       0.0%
*     Delta Apparel, Inc.                   1,640   20,123       0.0%
*     Destination XL Group, Inc.            2,537   12,355       0.0%
      DeVry Education Group, Inc.           2,120   64,109       0.0%
      Dillard's, Inc. Class A               7,314  962,449       0.4%
      DineEquity, Inc.                        641   61,812       0.0%
#*    Dixie Group, Inc. (The)               3,300   32,439       0.0%
      Dover Motorsports, Inc.               3,360    8,198       0.0%
*     Eldorado Resorts, Inc.                1,650   11,633       0.0%
      Emerson Radio Corp.                   2,934    4,078       0.0%
#*    Entercom Communications Corp.
        Class A                             3,172   37,683       0.0%
      Escalade, Inc.                          794   14,284       0.0%
#     Ethan Allen Interiors, Inc.           4,344  105,212       0.1%
      EW Scripps Co. (The) Class A         14,515  338,054       0.2%
*     Express, Inc.                         5,449   88,819       0.0%
*     Federal-Mogul Holdings Corp.         13,377  172,563       0.1%
      Finish Line, Inc. (The) Class A       7,382  181,081       0.1%
      Flexsteel Industries, Inc.              745   26,828       0.0%
#     Fred's, Inc. Class A                  8,542  144,104       0.1%
      Frisch's Restaurants, Inc.              439   12,540       0.0%
#*    FTD Cos., Inc.                        3,182   90,814       0.0%
#*    Fuel Systems Solutions, Inc.          5,203   57,753       0.0%
*     G-III Apparel Group, Ltd.             1,085  120,630       0.1%
*     Gaiam, Inc. Class A                   1,255    8,233       0.0%
#     GameStop Corp. Class A               17,471  673,332       0.3%
*     Gaming Partners International Corp.     300    3,324       0.0%
      Gannett Co., Inc.                    21,159  726,177       0.3%
*     Genesco, Inc.                         3,780  255,490       0.1%
      Goodyear Tire & Rubber Co. (The)     32,117  910,999       0.4%
      Graham Holdings Co. Class B             910  930,866       0.4%
*     Gray Television, Inc.                16,055  212,889       0.1%
*     Gray Television, Inc. Class A           700    8,050       0.0%
      Group 1 Automotive, Inc.              4,731  373,654       0.2%
#     Guess?, Inc.                          1,598   29,259       0.0%
      Harte-Hanks, Inc.                     8,095   54,965       0.0%
      Haverty Furniture Cos., Inc.          5,157  110,669       0.1%
*     Helen of Troy, Ltd.                   7,000  613,270       0.3%
*     Here Media, Inc.                        340       --       0.0%
(o)*  Here Media, Inc. Special Shares         340       --       0.0%
#*    hhgregg, Inc.                         1,188    6,795       0.0%
      Hooker Furniture Corp.                2,723   69,300       0.0%
#*    Houghton Mifflin Harcourt Co.        14,648  334,853       0.2%
#*    Iconix Brand Group, Inc.             10,945  287,963       0.1%
      International Speedway Corp. Class A  5,584  203,034       0.1%
      Interval Leisure Group, Inc.          1,023   25,360       0.0%
*     Isle of Capri Casinos, Inc.             260    3,697       0.0%
#*    JAKKS Pacific, Inc.                     539    3,595       0.0%
      John Wiley & Sons, Inc. Class A       2,794  158,923       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                         SHARES   VALUE+   OF NET ASSETS**
                                         ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Johnson Outdoors, Inc. Class A        2,148 $   67,662       0.0%
*   Journal Media Group, Inc.             4,325     40,179       0.0%
*   K12, Inc.                             2,441     39,471       0.0%
*   Kirkland's, Inc.                      1,413     33,545       0.0%
    La-Z-Boy, Inc.                        8,077    211,698       0.1%
*   Lakeland Industries, Inc.             1,020      9,404       0.0%
#*  LeapFrog Enterprises, Inc.            1,741      3,935       0.0%
    Lear Corp.                           10,932  1,213,780       0.6%
    Lennar Corp. Class B                    576     21,041       0.0%
*   Liberty TripAdvisor Holdings, Inc.
      Class A                             5,478    162,751       0.1%
*   Liberty Ventures Series A               730     30,426       0.0%
*   Life Time Fitness, Inc.               6,223    444,945       0.2%
    Lifetime Brands, Inc.                 3,674     53,457       0.0%
*   Live Nation Entertainment, Inc.      18,518    464,061       0.2%
*   Luby's, Inc.                          7,944     42,103       0.0%
#*  M/I Homes, Inc.                       3,643     82,186       0.0%
#*  Madison Square Garden Co. (The)
      Class A                             7,463    599,279       0.3%
    Marcus Corp. (The)                    4,702     91,078       0.1%
*   MarineMax, Inc.                       7,157    158,027       0.1%
    Marriott Vacations Worldwide Corp.    6,176    507,729       0.2%
*   McClatchy Co. (The) Class A           4,850      6,742       0.0%
#   MDC Holdings, Inc.                    7,620    204,521       0.1%
*   Media General, Inc.                   7,508    126,810       0.1%
    Men's Wearhouse, Inc. (The)          12,021    680,268       0.3%
#   Meredith Corp.                        6,754    351,478       0.2%
#*  Meritage Homes Corp.                  6,240    266,885       0.1%
*   Modine Manufacturing Co.             13,495    165,854       0.1%
*   Monarch Casino & Resort, Inc.         2,145     39,254       0.0%
*   Motorcar Parts of America, Inc.       2,230     65,183       0.0%
    Movado Group, Inc.                    4,151    121,541       0.1%
*   Murphy USA, Inc.                        290     18,946       0.0%
    NACCO Industries, Inc. Class A        1,323     64,801       0.0%
#   New York Times Co. (The) Class A     19,264    257,945       0.1%
*   Office Depot, Inc.                    1,231     11,350       0.0%
    Penske Automotive Group, Inc.        14,572    711,259       0.3%
*   Pep Boys-Manny, Moe & Jack (The)     12,580    115,233       0.1%
*   Perry Ellis International, Inc.       3,987     95,369       0.1%
*   Pinnacle Entertainment, Inc.          1,911     70,248       0.0%
*   Radio One, Inc. Class D               3,383     12,077       0.0%
#*  RCI Hospitality Holdings, Inc.        2,700     30,753       0.0%
#*  Reading International, Inc. Class A   1,086     14,466       0.0%
*   Red Lion Hotels Corp.                 4,230     29,610       0.0%
*   Regis Corp.                          13,290    219,551       0.1%
    Remy International, Inc.              1,044     23,229       0.0%
#   Rent-A-Center, Inc.                  10,115    299,404       0.1%
    Rocky Brands, Inc.                    1,900     42,636       0.0%
*   Ruby Tuesday, Inc.                   15,122    110,088       0.1%
#   Ryland Group, Inc. (The)              7,363    303,503       0.1%
    Saga Communications, Inc. Class A     2,276     91,017       0.1%
    Salem Media Group, Inc. Class A       4,900     23,912       0.0%
    Scholastic Corp.                      6,226    253,025       0.1%
#   SeaWorld Entertainment, Inc.          9,317    197,520       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------ ----------- ---------------
Consumer Discretionary -- (Continued)
    Service Corp. International          33,172 $   918,201       0.4%
#*  Shiloh Industries, Inc.               5,891      68,512       0.0%
    Shoe Carnival, Inc.                   5,209     136,007       0.1%
#*  Shutterfly, Inc.                      5,990     268,112       0.1%
*   Sizmek, Inc.                          7,844      54,594       0.0%
#*  Skechers U.S.A., Inc. Class A         3,934     353,745       0.2%
*   Skullcandy, Inc.                      6,409      69,281       0.0%
*   Skyline Corp.                         1,691       6,054       0.0%
    Sonic Automotive, Inc. Class A        5,946     138,839       0.1%
*   Spanish Broadcasting System, Inc.
      Class A                                78         484       0.0%
    Spartan Motors, Inc.                  7,754      36,521       0.0%
    Speedway Motorsports, Inc.           10,592     242,557       0.1%
    Stage Stores, Inc.                    6,632     128,064       0.1%
    Standard Motor Products, Inc.         5,844     220,903       0.1%
*   Standard Pacific Corp.               45,004     364,532       0.2%
*   Stanley Furniture Co., Inc.           3,305       8,890       0.0%
    Stein Mart, Inc.                      7,078      83,733       0.0%
*   Steiner Leisure, Ltd.                   878      42,355       0.0%
*   Stoneridge, Inc.                      7,811      94,044       0.1%
#   Superior Industries International,
      Inc.                                5,967     110,986       0.1%
    Superior Uniform Group, Inc.          4,590      78,030       0.0%
    Sypris Solutions, Inc.                6,800      10,404       0.0%
*   Systemax, Inc.                        2,377      24,840       0.0%
    Tandy Leather Factory, Inc.           2,694      22,818       0.0%
*   Tilly's, Inc. Class A                   892      11,899       0.0%
#   Time, Inc.                           14,747     336,674       0.2%
#*  Toll Brothers, Inc.                  10,181     361,833       0.2%
*   Trans World Entertainment Corp.       8,600      32,336       0.0%
#*  TRI Pointe Homes, Inc.               13,910     198,635       0.1%
*   Unifi, Inc.                           4,872     171,933       0.1%
*   Universal Electronics, Inc.           2,417     130,373       0.1%
*   Vista Outdoor, Inc.                   7,502     328,288       0.2%
#*  Vitamin Shoppe, Inc.                  4,761     199,391       0.1%
#*  VOXX International Corp.              4,853      46,249       0.0%
#   Wendy's Co. (The)                    87,792     888,455       0.4%
*   West Marine, Inc.                     6,279      63,104       0.0%
#   Weyco Group, Inc.                       493      14,051       0.0%
#*  William Lyon Homes Class A            2,925      63,326       0.0%
#   Wolverine World Wide, Inc.           15,595     479,234       0.2%
*   Zagg, Inc.                            4,307      35,877       0.0%
#*  Zumiez, Inc.                          4,205     133,341       0.1%
                                                -----------      ----
Total Consumer Discretionary                     30,800,481      13.9%
                                                -----------      ----
Consumer Staples -- (2.8%)
#   Alico, Inc.                           1,067      49,904       0.0%
*   Alliance One International, Inc.     17,363      22,919       0.0%
    Andersons, Inc. (The)                 6,189     264,208       0.1%
#   Cal-Maine Foods, Inc.                 4,271     190,956       0.1%
    Casey's General Stores, Inc.          4,532     372,440       0.2%
*   CCA Industries, Inc.                    400       1,236       0.0%
*   Central Garden & Pet Co.              2,954      27,339       0.0%
*   Central Garden and Pet Co. Class A    9,618      94,256       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                         SHARES   VALUE+   OF NET ASSETS**
                                         ------ ---------- ---------------
Consumer Staples -- (Continued)
#   Coca-Cola Bottling Co. Consolidated     896 $  101,248       0.1%
*   Craft Brew Alliance, Inc.             3,112     40,923       0.0%
*   Darling Ingredients, Inc.            26,660    364,176       0.2%
#   Dean Foods Co.                       14,975    243,344       0.1%
*   Diamond Foods, Inc.                   3,388     95,000       0.1%
    Energizer Holdings, Inc.                152     20,766       0.0%
    Fresh Del Monte Produce, Inc.        13,128    484,817       0.2%
    Golden Enterprises, Inc.                678      2,732       0.0%
*   HRG Group, Inc.                       5,907     74,015       0.0%
    Ingles Markets, Inc. Class A          3,539    148,143       0.1%
    Ingredion, Inc.                      11,556    917,546       0.4%
    Inter Parfums, Inc.                   3,983    120,207       0.1%
    John B. Sanfilippo & Son, Inc.        1,796     93,410       0.1%
*   Landec Corp.                          5,544     78,780       0.0%
#   Limoneira Co.                         1,546     35,465       0.0%
*   Mannatech, Inc.                         682     13,170       0.0%
    MGP Ingredients, Inc.                 3,567     50,081       0.0%
*   Nutraceutical International Corp.     2,600     50,700       0.0%
    Oil-Dri Corp. of America                882     28,947       0.0%
*   Omega Protein Corp.                   5,772     73,766       0.0%
    Orchids Paper Products Co.              795     17,085       0.0%
    Pilgrim's Pride Corp.                11,937    294,844       0.1%
    Pinnacle Foods, Inc.                 18,666    756,906       0.4%
#*  Post Holdings, Inc.                   8,063    378,477       0.2%
#   Sanderson Farms, Inc.                 3,563    267,653       0.1%
*   Seaboard Corp.                          196    705,600       0.3%
#*  Seneca Foods Corp. Class A            1,129     32,538       0.0%
    Snyder's-Lance, Inc.                  6,389    188,667       0.1%
    SpartanNash Co.                       8,866    267,487       0.1%
#   Universal Corp.                       3,612    169,872       0.1%
    Village Super Market, Inc. Class A    1,226     39,146       0.0%
    Weis Markets, Inc.                    5,617    249,114       0.1%
                                                ----------       ---
Total Consumer Staples                           7,427,883       3.4%
                                                ----------       ---
Energy -- (6.4%)
    Adams Resources & Energy, Inc.          489     22,787       0.0%
#   Alon USA Energy, Inc.                10,456    168,237       0.1%
#   Atwood Oceanics, Inc.                 7,919    264,336       0.1%
*   Barnwell Industries, Inc.               480      1,478       0.0%
*   Basic Energy Services, Inc.           9,941    101,299       0.0%
#*  Bill Barrett Corp.                    4,418     51,249       0.0%
*   Bonanza Creek Energy, Inc.            6,312    173,959       0.1%
#   Bristow Group, Inc.                   5,612    348,674       0.2%
#*  C&J Energy Services, Ltd.             7,081    123,563       0.1%
*   Callon Petroleum Co.                 13,558    121,209       0.1%
#*  Carrizo Oil & Gas, Inc.               5,148    286,898       0.1%
#*  Clayton Williams Energy, Inc.           948     52,775       0.0%
#*  Cloud Peak Energy, Inc.               8,161     52,965       0.0%
#   Comstock Resources, Inc.             11,486     61,680       0.0%
*   Contango Oil & Gas Co.                1,493     37,430       0.0%
#   CVR Energy, Inc.                      3,389    135,696       0.1%
*   Dawson Geophysical Co.                3,898     22,180       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           PERCENTAGE
                                         SHARES  VALUE+  OF NET ASSETS**
                                         ------ -------- ---------------
Energy -- (Continued)
    Delek US Holdings, Inc.              14,271 $526,885       0.2%
#   Denbury Resources, Inc.              44,928  395,816       0.2%
#   DHT Holdings, Inc.                    2,476   19,808       0.0%
#   Diamond Offshore Drilling, Inc.      11,982  401,038       0.2%
#   Energy XXI, Ltd.                     15,271   66,734       0.0%
*   ENGlobal Corp.                        2,200    3,564       0.0%
*   Era Group, Inc.                       4,052   89,873       0.0%
    Exterran Holdings, Inc.              15,632  579,478       0.3%
*   Forum Energy Technologies, Inc.       5,336  124,115       0.1%
#   GasLog, Ltd.                         10,190  227,135       0.1%
*   Gastar Exploration, Inc.              7,600   27,588       0.0%
    Green Plains, Inc.                    8,643  269,143       0.1%
    Gulf Island Fabrication, Inc.         2,703   35,653       0.0%
#   Gulfmark Offshore, Inc. Class A       5,554   83,366       0.0%
#*  Halcon Resources Corp.               10,535   15,697       0.0%
*   Helix Energy Solutions Group, Inc.   15,510  255,605       0.1%
    HollyFrontier Corp.                  19,346  750,238       0.3%
#*  Hornbeck Offshore Services, Inc.      6,159  140,733       0.1%
#*  ION Geophysical Corp.                 7,523   17,152       0.0%
*   Key Energy Services, Inc.            34,852   85,039       0.0%
#*  Matador Resources Co.                 9,056  251,032       0.1%
*   Matrix Service Co.                    3,683   80,916       0.0%
#*  McDermott International, Inc.         1,307    6,862       0.0%
#*  Mitcham Industries, Inc.              1,387    6,796       0.0%
    Nabors Industries, Ltd.              43,157  720,722       0.3%
*   Natural Gas Services Group, Inc.      2,866   72,653       0.0%
*   Newfield Exploration Co.             24,955  979,234       0.4%
#*  Newpark Resources, Inc.              19,591  201,004       0.1%
#   Noble Corp. P.L.C.                   21,971  380,318       0.2%
#   Nordic American Tankers, Ltd.           841   10,285       0.0%
#*  Northern Oil and Gas, Inc.            7,771   68,696       0.0%
#*  Oasis Petroleum, Inc.                 8,821  158,249       0.1%
#*  Oil States International, Inc.        7,244  344,742       0.2%
*   Overseas Shipholding Group, Inc.      2,316    7,851       0.0%
#*  Pacific Drilling SA                  11,342   52,967       0.0%
    Panhandle Oil and Gas, Inc. Class A     700   15,960       0.0%
*   Parker Drilling Co.                  30,804  115,515       0.1%
#   Patterson-UTI Energy, Inc.           21,500  480,525       0.2%
#   PBF Energy, Inc. Class A             13,845  392,921       0.2%
#   Peabody Energy Corp.                 26,410  124,919       0.1%
#*  Penn Virginia Corp.                  21,837  145,871       0.1%
*   PHI, Inc. Non-Voting                  3,000   93,990       0.0%
*   Pioneer Energy Services Corp.        14,053  104,695       0.1%
*   Renewable Energy Group, Inc.         11,223  103,364       0.0%
#*  REX American Resources Corp.          2,075  131,181       0.1%
#*  Rex Energy Corp.                      8,678   43,390       0.0%
#*  Rosetta Resources, Inc.               6,741  153,897       0.1%
#   Rowan Cos. P.L.C. Class A            18,242  386,548       0.2%
*   RSP Permian, Inc.                       366   10,621       0.0%
#*  SandRidge Energy, Inc.               46,542   87,964       0.0%
#   Scorpio Tankers, Inc.                25,354  236,806       0.1%
#*  SEACOR Holdings, Inc.                 4,516  328,133       0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------ ----------- ---------------
Energy -- (Continued)
#*  Seventy Seven Energy, Inc.            2,848 $    14,439       0.0%
#   Ship Finance International, Ltd.     11,096     174,873       0.1%
    SM Energy Co.                         7,688     445,673       0.2%
*   Steel Excel, Inc.                     3,594      72,060       0.0%
*   Stone Energy Corp.                   11,822     201,802       0.1%
#   Superior Energy Services, Inc.       22,204     566,202       0.3%
#*  Swift Energy Co.                      8,400      25,368       0.0%
    Teekay Tankers, Ltd. Class A          1,691      10,653       0.0%
    Tesco Corp.                           8,109     104,282       0.1%
    Tesoro Corp.                          6,413     550,428       0.3%
*   TETRA Technologies, Inc.             16,858     121,715       0.1%
#   Tidewater, Inc.                       7,300     202,137       0.1%
#*  Triangle Petroleum Corp.             11,055      65,998       0.0%
*   Unit Corp.                            8,595     299,450       0.1%
*   Vaalco Energy, Inc.                   7,136      17,626       0.0%
#   W&T Offshore, Inc.                    7,571      48,682       0.0%
#*  Warren Resources, Inc.                1,040       1,123       0.0%
    Western Refining, Inc.               15,860     698,633       0.3%
*   Whiting Petroleum Corp.               4,065     154,104       0.1%
*   Willbros Group, Inc.                 13,791      34,477       0.0%
#*  WPX Energy, Inc.                     24,200     332,750       0.2%
                                                -----------       ---
Total Energy                                     16,582,177       7.5%
                                                -----------       ---
Financials -- (22.5%)
    1st Source Corp.                      6,821     212,270       0.1%
    Access National Corp.                 1,470      27,783       0.0%
    Alexander & Baldwin, Inc.             7,725     312,708       0.2%
*   Alleghany Corp.                       2,528   1,197,059       0.6%
    Allied World Assurance Co. Holdings
      AG                                 15,784     649,354       0.3%
*   Ambac Financial Group, Inc.           6,245     143,697       0.1%
    American Equity Investment Life
      Holding Co.                        12,505     337,010       0.2%
    American Financial Group, Inc.       14,374     908,437       0.4%
#   American National Bankshares, Inc.      702      15,802       0.0%
    American National Insurance Co.       2,977     297,879       0.1%
*   American River Bankshares               100         975       0.0%
    Ameris Bancorp                        2,419      60,451       0.0%
    AMERISAFE, Inc.                       3,543     160,108       0.1%
    AmeriServ Financial, Inc.             6,300      20,223       0.0%
#*  Arch Capital Group, Ltd.             15,505     940,843       0.4%
    Argo Group International Holdings,
      Ltd.                                5,819     285,073       0.1%
    Arrow Financial Corp.                   728      18,972       0.0%
    Aspen Insurance Holdings, Ltd.       10,031     468,749       0.2%
    Associated Banc-Corp                 24,661     463,873       0.2%
    Assurant, Inc.                       11,316     695,481       0.3%
    Assured Guaranty, Ltd.               26,093     678,157       0.3%
*   Asta Funding, Inc.                    1,714      14,398       0.0%
    Astoria Financial Corp.              21,383     281,614       0.1%
*   Atlanticus Holdings Corp.             2,898       7,970       0.0%
    Auburn National Bancorporation, Inc.     44       1,091       0.0%
#*  AV Homes, Inc.                        1,654      26,100       0.0%
    Axis Capital Holdings, Ltd.          16,105     838,426       0.4%
    Baldwin & Lyons, Inc. Class B         2,584      58,631       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           PERCENTAGE
                                         SHARES  VALUE+  OF NET ASSETS**
                                         ------ -------- ---------------
Financials -- (Continued)
    Banc of California, Inc.              1,000 $ 12,400       0.0%
    Bancfirst Corp.                       1,848  106,667       0.1%
#*  Bancorp, Inc. (The)                   4,716   45,934       0.0%
#   BancorpSouth, Inc.                   15,465  374,408       0.2%
    Bank Mutual Corp.                     7,255   52,163       0.0%
    Bank of Commerce Holdings             1,233    7,028       0.0%
    Bank of Kentucky Financial Corp
      (The)                                 168    8,046       0.0%
    BankFinancial Corp.                   5,035   64,448       0.0%
    Banner Corp.                          3,889  175,861       0.1%
    Bar Harbor Bankshares                   480   16,901       0.0%
    BBCN Bancorp, Inc.                   12,162  172,579       0.1%
*   BBX Capital Corp. Class A               558   10,228       0.0%
    BCB Bancorp, Inc.                       994   12,167       0.0%
#*  Bear State Financial, Inc.              622    6,183       0.0%
    Berkshire Hills Bancorp, Inc.         6,514  182,457       0.1%
    BNC Bancorp                             454    8,286       0.0%
#   BOK Financial Corp.                   7,413  483,253       0.2%
    Boston Private Financial Holdings,
      Inc.                               13,091  172,147       0.1%
    Bridge Bancorp, Inc.                    305    7,707       0.0%
    Brookline Bancorp, Inc.              17,620  189,767       0.1%
    Bryn Mawr Bank Corp.                  1,374   41,344       0.0%
    C&F Financial Corp.                     179    6,276       0.0%
    Calamos Asset Management, Inc.
      Class A                             3,248   40,178       0.0%
    California First National Bancorp     1,000   13,590       0.0%
#   Camden National Corp.                   773   29,621       0.0%
    Cape Bancorp, Inc.                      439    4,258       0.0%
*   Capital Bank Financial Corp. Class A  4,123  111,816       0.1%
#   Capital City Bank Group, Inc.         1,869   26,297       0.0%
#   Capitol Federal Financial, Inc.      22,629  271,548       0.1%
    Cardinal Financial Corp.              7,421  153,095       0.1%
*   Cascade Bancorp                       2,957   14,253       0.0%
#   Cash America International, Inc.      4,414  114,411       0.1%
    Cathay General Bancorp               12,837  366,881       0.2%
    Centerstate Banks, Inc.               3,541   43,059       0.0%
    Central Pacific Financial Corp.       5,340  122,286       0.1%
    Century Bancorp, Inc. Class A           134    5,176       0.0%
    Chemical Financial Corp.              5,945  183,701       0.1%
    CIT Group, Inc.                      18,439  830,308       0.4%
    Citizens Community Bancorp, Inc.      2,054   18,589       0.0%
#   Citizens Holding Co.                    171    3,242       0.0%
#   City Holding Co.                      1,230   56,543       0.0%
#   Clifton Bancorp, Inc.                 2,057   28,078       0.0%
    CNB Financial Corp.                     439    7,542       0.0%
    CNO Financial Group, Inc.            32,460  551,820       0.3%
    CoBiz Financial, Inc.                 6,391   76,756       0.0%
    Columbia Banking System, Inc.         9,051  268,815       0.1%
#   Comerica, Inc.                       20,791  985,701       0.5%
#   Community Bank System, Inc.           6,629  231,684       0.1%
    Community Trust Bancorp, Inc.         3,159  101,341       0.1%
    ConnectOne Bancorp, Inc.              1,618   31,098       0.0%
#   Consolidated-Tomoka Land Co.            108    5,912       0.0%
*   Consumer Portfolio Services, Inc.     2,471   15,790       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                         SHARES   VALUE+   OF NET ASSETS**
                                         ------ ---------- ---------------
Financials -- (Continued)
#*  Cowen Group, Inc. Class A            19,975 $  111,660       0.1%
*   Customers Bancorp, Inc.               2,223     56,042       0.0%
#   CVB Financial Corp.                  17,086    267,396       0.1%
    Dime Community Bancshares, Inc.       5,364     85,395       0.0%
    Donegal Group, Inc. Class A           6,209     93,818       0.1%
    Donegal Group, Inc. Class B             592     12,003       0.0%
*   E*TRADE Financial Corp.              44,331  1,276,289       0.6%
    EMC Insurance Group, Inc.             4,544    157,404       0.1%
    Employers Holdings, Inc.              4,943    120,659       0.1%
#*  Encore Capital Group, Inc.            4,051    163,822       0.1%
    Endurance Specialty Holdings, Ltd.    9,916    598,728       0.3%
*   Enstar Group, Ltd.                    1,332    189,197       0.1%
#   Enterprise Bancorp, Inc.                338      7,253       0.0%
    Enterprise Financial Services Corp.   2,589     53,152       0.0%
    ESSA Bancorp, Inc.                    1,308     16,808       0.0%
#   EverBank Financial Corp.             16,231    301,410       0.1%
    Everest Re Group, Ltd.                6,183  1,106,201       0.5%
#*  Ezcorp, Inc. Class A                  5,837     53,700       0.0%
*   Farmers Capital Bank Corp.            1,442     33,685       0.0%
#   FBL Financial Group, Inc. Class A     6,070    353,699       0.2%
    Federal Agricultural Mortgage Corp.
      Class C                             1,100     34,584       0.0%
    Federated National Holding Co.        1,200     34,560       0.0%
    Fidelity Southern Corp.               2,085     35,028       0.0%
    Financial Institutions, Inc.          1,451     34,171       0.0%
*   First Acceptance Corp.                5,500     15,785       0.0%
#   First American Financial Corp.       16,771    583,463       0.3%
    First Bancorp, Inc.                   1,060     17,681       0.0%
*   First BanCorp.(318672706)            21,371    128,440       0.1%
    First Bancorp.(318910106)             3,069     49,810       0.0%
    First Busey Corp.                    11,862     74,019       0.0%
    First Business Financial Services,
      Inc.                                  300     13,626       0.0%
    First Citizens BancShares, Inc.
      Class A                               617    148,290       0.1%
    First Commonwealth Financial Corp.   24,601    221,901       0.1%
    First Community Bancshares, Inc.      2,358     39,520       0.0%
    First Connecticut Bancorp, Inc.         718     10,612       0.0%
    First Defiance Financial Corp.        2,005     70,175       0.0%
#   First Federal of Northern Michigan
      Bancorp, Inc.                         200      1,198       0.0%
    First Financial Bancorp               8,981    155,012       0.1%
    First Financial Corp.                 1,400     47,530       0.0%
    First Financial Northwest, Inc.       3,232     38,461       0.0%
    First Interstate Bancsystem, Inc.     3,319     89,812       0.0%
*   First Marblehead Corp. (The)            786      4,960       0.0%
    First Merchants Corp.                 9,557    215,701       0.1%
    First Midwest Bancorp, Inc.          11,874    203,045       0.1%
*   First NBC Bank Holding Co.            1,061     37,326       0.0%
    First South Bancorp, Inc.               720      6,026       0.0%
#   FirstMerit Corp.                     25,758    498,932       0.2%
*   Flagstar Bancorp, Inc.                4,983     85,608       0.0%
    Flushing Financial Corp.              4,584     87,829       0.0%
#   FNB Corp.                            28,224    374,532       0.2%
#*  Forestar Group, Inc.                  4,995     73,726       0.0%
    Fox Chase Bancorp, Inc.                 289      4,806       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           PERCENTAGE
                                         SHARES  VALUE+  OF NET ASSETS**
                                         ------ -------- ---------------
Financials -- (Continued)
*   FRP Holdings, Inc.                      536 $ 18,610       0.0%
    Fulton Financial Corp.               29,146  354,415       0.2%
#   Gain Capital Holdings, Inc.           4,542   44,875       0.0%
    German American Bancorp, Inc.         2,620   74,958       0.0%
    Glacier Bancorp, Inc.                11,774  310,127       0.1%
*   Global Indemnity P.L.C.               1,977   54,269       0.0%
    Great Southern Bancorp, Inc.          2,001   78,879       0.0%
*   Green Dot Corp. Class A               3,479   56,012       0.0%
*   Greenlight Capital Re, Ltd. Class A   4,158  126,362       0.1%
#   Guaranty Bancorp                      2,411   37,949       0.0%
    Guaranty Federal Bancshares, Inc.       100    1,484       0.0%
*   Hallmark Financial Services, Inc.     3,963   43,910       0.0%
    Hancock Holding Co.                  12,010  349,611       0.2%
    Hanmi Financial Corp.                 4,991  106,208       0.1%
#   Hanover Insurance Group, Inc. (The)  10,024  687,346       0.3%
    HCC Insurance Holdings, Inc.          1,535   87,434       0.0%
    Heartland Financial USA, Inc.         1,838   63,246       0.0%
    Heritage Commerce Corp.               4,200   37,422       0.0%
    Heritage Financial Corp.              2,127   35,946       0.0%
    HF Financial Corp.                      363    5,296       0.0%
*   Hilltop Holdings, Inc.               14,488  291,354       0.1%
    Hingham Institution for Savings          94   10,415       0.0%
*   HMN Financial, Inc.                     750    8,858       0.0%
    Home Bancorp, Inc.                      724   15,675       0.0%
*   HomeStreet, Inc.                      2,196   45,413       0.0%
*   HomeTrust Bancshares, Inc.            1,100   17,204       0.0%
    HopFed Bancorp, Inc.                    683    8,872       0.0%
    Horace Mann Educators Corp.           6,600  224,202       0.1%
    Horizon Bancorp                         401    9,363       0.0%
    Hudson City Bancorp, Inc.             2,681   24,933       0.0%
    Hudson Valley Holding Corp.             759   18,778       0.0%
    Iberiabank Corp.                      6,462  402,647       0.2%
*   Imperial Holdings, Inc.                 147      982       0.0%
    Independence Holding Co.              6,112   76,033       0.0%
    Independent Bank Corp.(453836108)     4,201  175,266       0.1%
    Independent Bank Corp.(453838609)       340    4,502       0.0%
#   Independent Bank Group, Inc.            234    9,009       0.0%
    Infinity Property & Casualty Corp.    2,703  200,427       0.1%
    Interactive Brokers Group, Inc.
      Class A                             6,166  209,336       0.1%
    International Bancshares Corp.       12,488  324,438       0.2%
#*  INTL. FCStone, Inc.                   2,331   74,825       0.0%
*   Investment Technology Group, Inc.     5,308  151,225       0.1%
    Investors Title Co.                     125    9,228       0.0%
    JMP Group LLC                         2,603   20,043       0.0%
*   KCG Holdings, Inc. Class A           12,720  163,325       0.1%
    Kemper Corp.                         10,135  381,785       0.2%
    Kentucky First Federal Bancorp          120      985       0.0%
    Lakeland Bancorp, Inc.                6,717   76,238       0.0%
    Lakeland Financial Corp.              2,420   94,501       0.1%
    Landmark Bancorp, Inc.                  179    4,622       0.0%
    LegacyTexas Financial Group, Inc.     6,068  154,431       0.1%
    Legg Mason, Inc.                     18,412  969,392       0.4%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                         SHARES   VALUE+   OF NET ASSETS**
                                         ------ ---------- ---------------
Financials -- (Continued)
#*  LendingTree, Inc.                       400 $   22,012       0.0%
    LNB Bancorp, Inc.                     2,597     46,694       0.0%
    Louisiana Bancorp, Inc.                 696     14,484       0.0%
#   Macatawa Bank Corp.                   4,800     25,200       0.0%
#   Maiden Holdings, Ltd.                13,388    194,528       0.1%
    MainSource Financial Group, Inc.      4,441     85,489       0.0%
    Marlin Business Services Corp.        2,600     51,922       0.0%
    MB Financial, Inc.                   12,008    361,801       0.2%
*   MBIA, Inc.                           35,370    309,487       0.1%
*   MBT Financial Corp.                   4,052     23,258       0.0%
#   Meadowbrook Insurance Group, Inc.    11,385     97,228       0.1%
    Mercantile Bank Corp.                 1,220     24,180       0.0%
    Merchants Bancshares, Inc.              591     17,411       0.0%
*   Meridian Bancorp, Inc.                1,747     22,449       0.0%
    Meta Financial Group, Inc.               85      3,477       0.0%
    Metro Bancorp, Inc.                   2,783     71,356       0.0%
    MidSouth Bancorp, Inc.                2,318     30,064       0.0%
    MidWestOne Financial Group, Inc.         88      2,574       0.0%
    Montpelier Re Holdings, Ltd.          1,414     53,888       0.0%
    MutualFirst Financial, Inc.             414      8,922       0.0%
    NASDAQ OMX Group, Inc. (The)         24,288  1,181,125       0.5%
    National Bank Holdings Corp. Class A  5,520    104,880       0.1%
#   National Interstate Corp.             3,389     94,960       0.1%
    National Penn Bancshares, Inc.       23,631    245,762       0.1%
    National Western Life Insurance Co.
      Class A                               486    116,450       0.1%
    Navient Corp.                        35,326    690,270       0.3%
*   Navigators Group, Inc. (The)          3,481    271,692       0.1%
    NBT Bancorp, Inc.                     6,474    156,347       0.1%
    Nelnet, Inc. Class A                  5,519    247,086       0.1%
    New Hampshire Thrift Bancshares,
      Inc.                                  200      3,110       0.0%
#   New York Community Bancorp, Inc.     69,671  1,197,644       0.6%
    NewBridge Bancorp                     3,600     28,980       0.0%
#*  NewStar Financial, Inc.               5,045     58,018       0.0%
*   Nicholas Financial, Inc.                247      3,120       0.0%
    Northeast Bancorp                     1,166     10,902       0.0%
    Northeast Community Bancorp, Inc.     4,700     35,673       0.0%
    Northfield Bancorp, Inc.              9,002    129,899       0.1%
    Northrim BanCorp, Inc.                  474     11,812       0.0%
    Northwest Bancshares, Inc.           16,292    200,555       0.1%
#   Norwood Financial Corp.                  44      1,315       0.0%
    OceanFirst Financial Corp.            2,040     34,231       0.0%
    OFG Bancorp                           7,665    108,000       0.1%
    Ohio Valley Banc Corp.                  197      4,426       0.0%
    Old National Bancorp.                19,162    261,753       0.1%
#   Old Republic International Corp.     42,908    656,063       0.3%
*   Old Second Bancorp, Inc.              1,100      6,474       0.0%
    OneBeacon Insurance Group, Ltd.
      Class A                             4,000     60,320       0.0%
    Oppenheimer Holdings, Inc. Class A    1,595     38,105       0.0%
    Oritani Financial Corp.               6,653     99,130       0.1%
    Pacific Continental Corp.             1,612     20,795       0.0%
*   Pacific Mercantile Bancorp            2,264     16,278       0.0%
*   Pacific Premier Bancorp, Inc.         1,600     25,056       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                         SHARES   VALUE+   OF NET ASSETS**
                                         ------ ---------- ---------------
Financials -- (Continued)
#   PacWest Bancorp                      16,755 $  755,650       0.4%
    Park National Corp.                     370     30,547       0.0%
    Park Sterling Corp.                   6,031     40,408       0.0%
    PartnerRe, Ltd.                       8,101  1,036,928       0.5%
*   Patriot National Bancorp, Inc.           60        930       0.0%
#   Peapack Gladstone Financial Corp.     1,644     34,409       0.0%
#   Penns Woods Bancorp, Inc.               225      9,808       0.0%
#   People's United Financial, Inc.      50,218    758,794       0.4%
    Peoples Bancorp, Inc.                 2,428     56,305       0.0%
#*  PHH Corp.                             8,874    222,915       0.1%
*   PICO Holdings, Inc.                   3,461     62,333       0.0%
    Pinnacle Financial Partners, Inc.     5,665    269,937       0.1%
*   Piper Jaffray Cos.                    2,190    110,486       0.1%
    Preferred Bank                        1,052     29,645       0.0%
    Premier Financial Bancorp, Inc.         658      9,798       0.0%
    PrivateBancorp, Inc.                 12,667    469,566       0.2%
    ProAssurance Corp.                    8,559    384,727       0.2%
    Prosperity Bancshares, Inc.           8,843    471,686       0.2%
    Provident Financial Holdings, Inc.    2,100     34,755       0.0%
    Provident Financial Services, Inc.    9,873    177,714       0.1%
    Prudential Bancorp, Inc.                 88      1,152       0.0%
    Pulaski Financial Corp.               1,241     16,406       0.0%
    QC Holdings, Inc.                       800      1,624       0.0%
    QCR Holdings, Inc.                      225      4,172       0.0%
#*  Regional Management Corp.               690     11,144       0.0%
    Reinsurance Group of America, Inc.   11,126  1,019,364       0.5%
    RenaissanceRe Holdings, Ltd.          8,505    871,677       0.4%
    Renasant Corp.                        5,526    164,177       0.1%
    Republic Bancorp, Inc. Class A        2,281     54,242       0.0%
*   Republic First Bancorp, Inc.            425      1,530       0.0%
#   Resource America, Inc. Class A        6,061     51,761       0.0%
    Riverview Bancorp, Inc.               4,200     18,606       0.0%
    RLI Corp.                               990     49,163       0.0%
#   S&T Bancorp, Inc.                     4,863    130,815       0.1%
    Safety Insurance Group, Inc.          3,321    193,116       0.1%
    Sandy Spring Bancorp, Inc.            4,334    112,944       0.1%
*   Seacoast Banking Corp. of Florida     1,171     16,347       0.0%
    Selective Insurance Group, Inc.       8,951    241,140       0.1%
*   Shore Bancshares, Inc.                  479      4,412       0.0%
    SI Financial Group, Inc.              1,191     14,375       0.0%
    Sierra Bancorp                          974     15,954       0.0%
    Simmons First National Corp. Class A  2,283     99,881       0.1%
    South State Corp.                     3,494    236,614       0.1%
*   Southern First Bancshares, Inc.         266      4,788       0.0%
#   Southern Missouri Bancorp, Inc.         320      6,038       0.0%
#   Southwest Bancorp, Inc.               5,301     91,336       0.1%
    Southwest Georgia Financial Corp.        98      1,339       0.0%
    StanCorp Financial Group, Inc.        7,052    508,308       0.2%
    State Auto Financial Corp.           10,929    258,143       0.1%
    State Bank Financial Corp.            2,286     45,743       0.0%
    Sterling Bancorp.                    13,689    177,683       0.1%
    Stewart Information Services Corp.    4,977    181,661       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------ ----------- ---------------
Financials -- (Continued)
    Stock Yards Bancorp, Inc.               700 $    24,360       0.0%
*   Stratus Properties, Inc.                650       8,843       0.0%
    Suffolk Bancorp                       2,821      67,591       0.0%
#*  Sun Bancorp, Inc.                     1,027      19,441       0.0%
    Susquehanna Bancshares, Inc.         43,190     580,474       0.3%
    Symetra Financial Corp.              19,291     458,161       0.2%
    Synovus Financial Corp.              22,073     610,539       0.3%
    TCF Financial Corp.                  27,441     429,726       0.2%
#   Territorial Bancorp, Inc.               408       9,425       0.0%
*   Texas Capital Bancshares, Inc.        5,504     289,841       0.1%
    Timberland Bancorp, Inc.                400       4,160       0.0%
#   Tompkins Financial Corp.              1,692      88,238       0.0%
#   TowneBank                             4,151      68,699       0.0%
*   TriState Capital Holdings, Inc.         522       6,525       0.0%
#   TrustCo Bank Corp. NY                14,223      94,867       0.1%
#   Trustmark Corp.                      10,529     250,590       0.1%
#   UMB Financial Corp.                   7,460     371,433       0.2%
#   Umpqua Holdings Corp.                30,242     514,416       0.2%
*   Unico American Corp.                  1,400      14,840       0.0%
#   Union Bankshares Corp.                8,400     182,784       0.1%
#   United Bankshares, Inc.              11,087     416,649       0.2%
    United Community Banks, Inc.          6,864     127,739       0.1%
    United Community Financial Corp.      3,467      18,687       0.0%
    United Financial Bancorp, Inc.        6,299      80,312       0.0%
    United Fire Group, Inc.               5,738     171,394       0.1%
    Unity Bancorp, Inc.                     594       5,500       0.0%
    Universal Insurance Holdings, Inc.    1,502      36,078       0.0%
    Univest Corp. of Pennsylvania         2,456      47,917       0.0%
    Validus Holdings, Ltd.               14,306     598,420       0.3%
    Valley National Bancorp              33,119     312,312       0.2%
*   Walker & Dunlop, Inc.                 3,666      70,167       0.0%
    Washington Federal, Inc.             20,607     445,111       0.2%
#   Washington Trust Bancorp, Inc.        2,119      78,445       0.0%
    Waterstone Financial, Inc.            2,837      36,143       0.0%
    Webster Financial Corp.              13,809     494,776       0.2%
    WesBanco, Inc.                        6,937     218,585       0.1%
#   West Bancorporation, Inc.             5,550     105,228       0.1%
#   Westamerica Bancorporation            1,752      76,300       0.0%
    Westfield Financial, Inc.             4,449      34,480       0.0%
    White Mountains Insurance Group,
      Ltd.                                  649     438,705       0.2%
    Wilshire Bancorp, Inc.               12,141     128,088       0.1%
#   Wintrust Financial Corp.              7,728     376,663       0.2%
#   WR Berkley Corp.                     19,124     936,885       0.4%
*   Wright Investors' Service Holdings,
      Inc.                                1,000       1,825       0.0%
    WSFS Financial Corp.                  1,373      97,716       0.1%
    Zions Bancorporation                 32,852     930,861       0.4%
                                                -----------      ----
Total Financials                                 58,779,519      26.6%
                                                -----------      ----
Health Care -- (4.8%)
    Aceto Corp.                           7,911     153,315       0.1%
#*  Acorda Therapeutics, Inc.             3,666     110,237       0.1%
*   Addus HomeCare Corp.                  1,227      32,933       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                            SHARES   VALUE+   OF NET ASSETS**
                                            ------ ---------- ---------------
Health Care -- (Continued)
#*     Affymetrix, Inc.                     14,846 $  180,082       0.1%
#*     Albany Molecular Research, Inc.       7,139    128,930       0.1%
*      Alere, Inc.                          19,422    922,157       0.4%
*      Allied Healthcare Products, Inc.      1,700      2,584       0.0%
*      Almost Family, Inc.                   2,016     87,252       0.0%
*      Alphatec Holdings, Inc.               4,114      5,842       0.0%
*      Amedisys, Inc.                        8,097    225,178       0.1%
*      American Shared Hospital Services       400      1,064       0.0%
*      Amsurg Corp.                          7,691    482,380       0.2%
#      Analogic Corp.                        1,919    162,156       0.1%
*      AngioDynamics, Inc.                   7,576    126,443       0.1%
*      Arrhythmia Research Technology, Inc.    291      1,988       0.0%
#*     BioScrip, Inc.                       10,593     49,787       0.0%
*      Cambrex Corp.                           895     34,449       0.0%
*      Capital Senior Living Corp.           1,323     34,623       0.0%
#*     Community Health Systems, Inc.       18,918  1,015,518       0.5%
       CONMED Corp.                          5,684    285,507       0.1%
*      Cross Country Healthcare, Inc.        8,248     91,553       0.0%
       CryoLife, Inc.                        5,333     54,397       0.0%
#*     Cumberland Pharmaceuticals, Inc.      3,402     22,317       0.0%
*      Cutera, Inc.                          1,703     23,195       0.0%
*      Cynosure, Inc. Class A                3,069    102,566       0.1%
       Digirad Corp.                         3,300     13,893       0.0%
*      Emergent Biosolutions, Inc.           6,746    200,289       0.1%
       Ensign Group, Inc. (The)              1,032     43,458       0.0%
*      Enzo Biochem, Inc.                    1,288      3,606       0.0%
*      Exactech, Inc.                        1,341     29,301       0.0%
*      Five Star Quality Care, Inc.         10,700     45,475       0.0%
*      Genesis Healthcare, Inc.                298      2,059       0.0%
*      Greatbatch, Inc.                      5,085    274,183       0.1%
*      Haemonetics Corp.                     7,983    323,551       0.2%
#*     Halyard Health, Inc.                  2,363    114,558       0.1%
#*     Hanger, Inc.                          2,204     49,237       0.0%
*      Harvard Bioscience, Inc.              4,641     25,758       0.0%
*      Healthways, Inc.                      5,311     92,411       0.1%
*      Hologic, Inc.                         2,006     67,682       0.0%
*      ICU Medical, Inc.                     2,496    210,588       0.1%
*      Impax Laboratories, Inc.              7,260    328,588       0.2%
*      InfuSystems Holdings, Inc.            2,347      7,182       0.0%
#*     Integra LifeSciences Holdings Corp.   5,311    312,181       0.1%
       Invacare Corp.                        7,689    154,318       0.1%
*      IPC Healthcare, Inc.                  1,874     91,676       0.0%
       Kewaunee Scientific Corp.               170      2,662       0.0%
       Kindred Healthcare, Inc.             13,320    305,694       0.1%
       LeMaitre Vascular, Inc.               3,115     28,222       0.0%
*      LHC Group, Inc.                       2,768     88,742       0.0%
*      LifePoint Hospitals, Inc.            10,900    816,192       0.4%
*      Luminex Corp.                         1,784     27,688       0.0%
*      Magellan Health, Inc.                 5,479    346,821       0.2%
*      MedAssets, Inc.                       9,267    187,564       0.1%
(o)#*  MedCath Corp.                         5,455         --       0.0%
*      Medicines Co. (The)                   2,500     64,025       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------ ----------- ---------------
Health Care -- (Continued)
*   Merit Medical Systems, Inc.           6,847 $   132,900       0.1%
#*  Misonix, Inc.                           900      11,727       0.0%
*   Molina Healthcare, Inc.               7,762     459,743       0.2%
    National Healthcare Corp.             1,778     112,547       0.1%
*   Natus Medical, Inc.                   7,309     275,622       0.1%
*   NuVasive, Inc.                        2,951     131,998       0.1%
    Omnicare, Inc.                        6,580     578,908       0.3%
*   Omnicell, Inc.                        2,163      76,851       0.0%
#   Owens & Minor, Inc.                  10,257     345,866       0.2%
#*  PDI, Inc.                             3,900       4,953       0.0%
*   PharMerica Corp.                      7,127     204,260       0.1%
*   Prestige Brands Holdings, Inc.       11,035     433,124       0.2%
*   Providence Service Corp. (The)          567      24,109       0.0%
*   RTI Surgical, Inc.                    7,580      42,448       0.0%
*   Sciclone Pharmaceuticals, Inc.        6,788      55,458       0.0%
    Select Medical Holdings Corp.        21,019     305,826       0.1%
    Span-America Medical Systems, Inc.      363       7,082       0.0%
*   SunLink Health Systems, Inc.            887       1,348       0.0%
*   Symmetry Surgical, Inc.               2,128      16,449       0.0%
#*  Targacept, Inc.                       4,500      10,350       0.0%
*   Tornier NV                              882      22,817       0.0%
*   Triple-S Management Corp. Class B     4,208      78,774       0.0%
*   Universal American Corp.             19,798     197,782       0.1%
*   VCA, Inc.                             3,869     197,203       0.1%
*   WellCare Health Plans, Inc.           2,824     218,662       0.1%
                                                -----------       ---
Total Health Care                                12,540,864       5.7%
                                                -----------       ---
Industrials -- (17.0%)
    AAR Corp.                             7,598     229,764       0.1%
    ABM Industries, Inc.                 11,548     370,113       0.2%
*   ACCO Brands Corp.                    17,248     135,742       0.1%
*   Accuride Corp.                        3,631      14,814       0.0%
    Acme United Corp.                       100       1,848       0.0%
    Actuant Corp. Class A                10,051     239,415       0.1%
#   ADT Corp. (The)                      27,251   1,024,638       0.5%
#*  AECOM                                23,735     749,077       0.3%
*   Aegion Corp.                          7,841     144,431       0.1%
#   AGCO Corp.                           14,833     764,048       0.4%
#   Air Lease Corp.                      16,350     631,600       0.3%
*   Air Transport Services Group, Inc.   13,995     130,433       0.1%
    Alamo Group, Inc.                     2,616     161,616       0.1%
    Alaska Air Group, Inc.               18,772   1,202,534       0.5%
    Albany International Corp. Class A    4,491     176,047       0.1%
    Allied Motion Technologies, Inc.        400      11,728       0.0%
#   Altra Industrial Motion Corp.         3,775      99,547       0.1%
    AMERCO                                5,363   1,727,101       0.8%
*   Ameresco, Inc. Class A                3,550      23,856       0.0%
#   American Railcar Industries, Inc.     3,877     205,636       0.1%
*   AMREP Corp.                             600       3,108       0.0%
    Applied Industrial Technologies,
      Inc.                                6,662     278,272       0.1%
*   ARC Document Solutions, Inc.          4,326      36,944       0.0%
    ArcBest Corp.                         7,417     264,787       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                         SHARES   VALUE+   OF NET ASSETS**
                                         ------ ---------- ---------------
Industrials -- (Continued)
    Argan, Inc.                           1,808 $   58,416       0.0%
*   Arotech Corp.                         3,700     10,286       0.0%
    Astec Industries, Inc.                4,879    205,308       0.1%
*   Atlas Air Worldwide Holdings, Inc.    5,799    282,643       0.1%
*   Avalon Holdings Corp. Class A           262        943       0.0%
*   Avis Budget Group, Inc.              21,045  1,139,376       0.5%
    AZZ, Inc.                             4,006    185,838       0.1%
#   Baltic Trading, Ltd.                 10,469     14,866       0.0%
    Barnes Group, Inc.                    8,824    353,842       0.2%
*   Beacon Roofing Supply, Inc.           6,239    185,423       0.1%
#   Briggs & Stratton Corp.               8,608    168,286       0.1%
#   Brink's Co. (The)                     5,530    146,379       0.1%
*   CAI International, Inc.               2,631     62,670       0.0%
#*  CBIZ, Inc.                           11,257    101,763       0.1%
    CDI Corp.                             5,340     72,838       0.0%
    Ceco Environmental Corp.                722      8,512       0.0%
    Celadon Group, Inc.                   3,852     99,536       0.1%
    CIRCOR International, Inc.            2,507    136,982       0.1%
    Civeo Corp.                           6,350     29,655       0.0%
#*  Clean Harbors, Inc.                   7,232    399,568       0.2%
    Columbus McKinnon Corp.               4,617    117,087       0.1%
    Comfort Systems USA, Inc.             5,330    110,278       0.1%
    Compx International, Inc.               200      2,326       0.0%
    Con-way, Inc.                         9,067    372,654       0.2%
#   Copa Holdings SA Class A              5,359    594,260       0.3%
    Courier Corp.                         1,913     46,448       0.0%
    Covanta Holding Corp.                21,166    429,458       0.2%
*   Covenant Transportation Group, Inc.
      Class A                             2,210     67,339       0.0%
*   CPI Aerostructures, Inc.                800      8,828       0.0%
*   CRA International, Inc.               1,273     37,172       0.0%
    Cubic Corp.                           2,768    137,237       0.1%
    Curtiss-Wright Corp.                 10,861    793,505       0.4%
*   DigitalGlobe, Inc.                    8,115    261,060       0.1%
    Douglas Dynamics, Inc.                3,360     73,080       0.0%
*   Ducommun, Inc.                        2,731     83,022       0.0%
*   Dycom Industries, Inc.                5,686    261,442       0.1%
#   Dynamic Materials Corp.               1,500     20,085       0.0%
    Eastern Co. (The)                       510     10,180       0.0%
    Ecology and Environment, Inc.
      Class A                               210      1,842       0.0%
    EMCOR Group, Inc.                     8,960    399,885       0.2%
    Encore Wire Corp.                     4,280    192,643       0.1%
#   EnerSys                               7,226    490,645       0.2%
    Engility Holdings, Inc.               2,393     66,693       0.0%
    Ennis, Inc.                           5,808     89,327       0.0%
    EnPro Industries, Inc.                3,916    250,663       0.1%
    ESCO Technologies, Inc.               4,071    149,406       0.1%
    Exelis, Inc.                         27,425    672,461       0.3%
    Federal Signal Corp.                 14,257    224,120       0.1%
*   Franklin Covey Co.                    3,400     63,376       0.0%
#   Franklin Electric Co., Inc.           6,422    232,220       0.1%
#*  FTI Consulting, Inc.                  8,053    331,059       0.2%
#*  Fuel Tech, Inc.                       1,990      5,313       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                         SHARES   VALUE+   OF NET ASSETS**
                                         ------ ---------- ---------------
Industrials -- (Continued)
*   Furmanite Corp.                       2,586 $   18,878       0.0%
    G&K Services, Inc. Class A            4,810    339,586       0.2%
    GATX Corp.                           10,799    587,466       0.3%
#*  Gencor Industries, Inc.                 600      5,622       0.0%
#   General Cable Corp.                   4,065     66,300       0.0%
*   Genesee & Wyoming, Inc. Class A       5,570    517,731       0.2%
*   Gibraltar Industries, Inc.            6,948    115,059       0.1%
    Global Power Equipment Group, Inc.    1,267     15,394       0.0%
#   Golden Ocean Group, Ltd.              8,200     40,836       0.0%
*   Goldfield Corp. (The)                 2,600      4,342       0.0%
*   GP Strategies Corp.                   4,100    133,619       0.1%
#*  GrafTech International, Ltd.         29,852    144,484       0.1%
    Granite Construction, Inc.              547     18,986       0.0%
*   Great Lakes Dredge & Dock Corp.      16,521     95,822       0.0%
#   Greenbrier Cos., Inc. (The)           4,835    278,931       0.1%
#   Griffon Corp.                        14,026    235,777       0.1%
    H&E Equipment Services, Inc.            100      2,472       0.0%
    Hardinge, Inc.                        3,769     40,554       0.0%
*   Hawaiian Holdings, Inc.              14,927    344,515       0.2%
    Heidrick & Struggles International,
      Inc.                                3,465     83,368       0.0%
*   Hill International, Inc.              5,419     20,863       0.0%
    Houston Wire & Cable Co.              4,919     46,435       0.0%
*   Hub Group, Inc. Class A               6,515    259,948       0.1%
*   Hudson Global, Inc.                   1,700      4,437       0.0%
    Hurco Cos., Inc.                      1,730     55,983       0.0%
*   Huron Consulting Group, Inc.          3,602    218,353       0.1%
    Hyster-Yale Materials Handling, Inc.  1,618    118,664       0.1%
*   ICF International, Inc.               4,616    177,716       0.1%
*   InnerWorkings, Inc.                   2,122     13,432       0.0%
#*  Innovative Solutions & Support, Inc.    573      2,223       0.0%
    Insteel Industries, Inc.              3,260     66,048       0.0%
#   International Shipholding Corp.       1,600     17,568       0.0%
#   Intersections, Inc.                   2,527      8,162       0.0%
#*  Jacobs Engineering Group, Inc.       10,551    452,216       0.2%
#*  JetBlue Airways Corp.                57,197  1,174,254       0.5%
    Kadant, Inc.                          2,295    116,953       0.1%
#   Kaman Corp.                           4,425    184,567       0.1%
    KAR Auction Services, Inc.           19,261    716,702       0.3%
#   Kelly Services, Inc. Class A          8,245    135,383       0.1%
*   Key Technology, Inc.                    987     13,028       0.0%
    Kimball International, Inc. Class B   6,951     70,344       0.0%
*   Kirby Corp.                           3,615    283,886       0.1%
    Knight Transportation, Inc.           4,705    135,975       0.1%
    Korn/Ferry International             11,096    349,857       0.2%
*   Kratos Defense & Security
      Solutions, Inc.                    12,683     69,376       0.0%
*   Lawson Products, Inc.                 1,607     37,684       0.0%
#*  Layne Christensen Co.                 5,272     35,428       0.0%
    LB Foster Co. Class A                 1,738     74,265       0.0%
#*  LMI Aerospace, Inc.                   2,100     23,709       0.0%
    LS Starrett Co. (The) Class A           489      9,242       0.0%
    LSI Industries, Inc.                  5,575     49,952       0.0%
*   Lydall, Inc.                          3,900    104,676       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           PERCENTAGE
                                         SHARES  VALUE+  OF NET ASSETS**
                                         ------ -------- ---------------
Industrials -- (Continued)
#*  Manitex International, Inc.             195 $  1,932       0.0%
    Manitowoc Co., Inc. (The)             8,509  167,883       0.1%
    Manpowergroup, Inc.                   4,578  390,641       0.2%
    Marten Transport, Ltd.                9,879  219,907       0.1%
*   MasTec, Inc.                          4,508   80,874       0.0%
    Matson, Inc.                          6,923  280,381       0.1%
    Matthews International Corp. Class A  5,244  254,491       0.1%
    McGrath RentCorp                      4,406  145,883       0.1%
*   Mfri, Inc.                            1,500    8,895       0.0%
    Miller Industries, Inc.               2,674   59,844       0.0%
*   Mistras Group, Inc.                   3,680   66,093       0.0%
    Mobile Mini, Inc.                    11,000  423,940       0.2%
*   Moog, Inc. Class A                    2,965  207,194       0.1%
*   MRC Global, Inc.                      5,885   85,921       0.0%
    Mueller Industries, Inc.              9,088  318,444       0.1%
#   Multi-Color Corp.                     2,146  134,726       0.1%
*   MYR Group, Inc.                       3,754  110,067       0.1%
    National Presto Industries, Inc.        238   14,894       0.0%
*   Navigant Consulting, Inc.            12,908  186,650       0.1%
*   NL Industries, Inc.                  15,300  112,761       0.1%
#   NN, Inc.                              3,495   87,934       0.0%
*   Northwest Pipe Co.                    2,413   58,491       0.0%
*   On Assignment, Inc.                   8,249  277,579       0.1%
    Orbital ATK, Inc.                     9,544  698,239       0.3%
#*  Orion Energy Systems, Inc.            5,713   17,253       0.0%
*   Orion Marine Group, Inc.              3,785   31,870       0.0%
#   Oshkosh Corp.                        12,105  651,733       0.3%
    Owens Corning                        19,176  741,344       0.3%
#*  PAM Transportation Services, Inc.     3,545  207,702       0.1%
#*  Patriot Transportation Holding, Inc.    178    4,594       0.0%
*   Pendrell Corp.                        4,995    5,445       0.0%
    Powell Industries, Inc.               1,718   57,020       0.0%
#*  PowerSecure International, Inc.       2,906   38,098       0.0%
    Preformed Line Products Co.             707   29,659       0.0%
    Providence and Worcester Railroad
      Co.                                   200    3,684       0.0%
    Quad/Graphics, Inc.                   5,192  111,836       0.1%
    Quanex Building Products Corp.       10,319  199,157       0.1%
*   Quanta Services, Inc.                27,094  783,288       0.4%
    RBC Bearings, Inc.                      799   58,319       0.0%
    RCM Technologies, Inc.                4,177   25,772       0.0%
    Regal-Beloit Corp.                    7,306  571,329       0.3%
#*  Republic Airways Holdings, Inc.      11,023  134,922       0.1%
    Resources Connection, Inc.            8,698  137,080       0.1%
*   Roadrunner Transportation Systems,
      Inc.                                4,211  103,043       0.1%
*   RPX Corp.                             4,720   73,443       0.0%
*   Rush Enterprises, Inc. Class A        6,802  177,804       0.1%
*   Rush Enterprises, Inc. Class B        1,650   40,607       0.0%
    Ryder System, Inc.                    9,234  880,554       0.4%
*   Saia, Inc.                            4,262  173,676       0.1%
    SIFCO Industries, Inc.                  659    9,602       0.0%
    Simpson Manufacturing Co., Inc.       7,757  254,274       0.1%
#   SkyWest, Inc.                        11,060  150,969       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------ ----------- ---------------
Industrials -- (Continued)
*   SL Industries, Inc.                     502 $    20,848       0.0%
*   SP Plus Corp.                           703      16,000       0.0%
*   Sparton Corp.                         2,441      62,905       0.0%
    Standex International Corp.           2,444     197,646       0.1%
#*  Sterling Construction Co., Inc.       1,634       7,173       0.0%
    Supreme Industries, Inc. Class A      1,383      10,815       0.0%
*   TAL International Group, Inc.         8,064     310,787       0.1%
*   Team, Inc.                            2,620     102,390       0.1%
*   Tecumseh Products Co.                 3,300      10,791       0.0%
#   Terex Corp.                          11,903     326,856       0.2%
    Tetra Tech, Inc.                      9,564     259,280       0.1%
*   Thermon Group Holdings, Inc.          3,232      75,209       0.0%
    Timken Co. (The)                      4,481     176,058       0.1%
#   Titan International, Inc.             7,481      77,728       0.0%
#*  Titan Machinery, Inc.                 2,923      42,822       0.0%
#*  TRC Cos., Inc.                        1,013       7,567       0.0%
*   Trimas Corp.                          7,130     200,852       0.1%
#   Trinity Industries, Inc.             25,018     677,738       0.3%
    Triumph Group, Inc.                   8,092     479,370       0.2%
*   TrueBlue, Inc.                        2,858      82,253       0.0%
*   Tutor Perini Corp.                   11,031     233,857       0.1%
    Twin Disc, Inc.                         322       5,793       0.0%
*   Ultralife Corp.                         969       3,954       0.0%
*   Ultrapetrol Bahamas, Ltd.               200         248       0.0%
    UniFirst Corp.                        3,100     351,013       0.2%
    United Stationers, Inc.               6,232     253,082       0.1%
    Universal Forest Products, Inc.       3,748     207,339       0.1%
#   US Ecology, Inc.                        711      33,353       0.0%
*   USA Truck, Inc.                       3,004      73,778       0.0%
#   Valmont Industries, Inc.              3,299     415,740       0.2%
#*  Veritiv Corp.                           632      25,116       0.0%
*   Versar, Inc.                            700       2,597       0.0%
    Viad Corp.                            5,190     137,898       0.1%
*   Virco Manufacturing Corp.             4,400      11,704       0.0%
*   Volt Information Sciences, Inc.         371       4,571       0.0%
    VSE Corp.                               571      40,621       0.0%
#*  Wabash National Corp.                10,660     149,453       0.1%
    Waste Connections, Inc.              20,061     951,092       0.4%
    Watts Water Technologies, Inc.
      Class A                             5,650     308,207       0.1%
#   Werner Enterprises, Inc.             11,500     309,005       0.1%
#*  Wesco Aircraft Holdings, Inc.         5,041      79,043       0.0%
#*  WESCO International, Inc.             3,964     285,963       0.1%
*   Willis Lease Finance Corp.            2,293      43,567       0.0%
    Woodward, Inc.                        4,812     226,405       0.1%
                                                -----------      ----
Total Industrials                                44,388,642      20.1%
                                                -----------      ----
Information Technology -- (11.3%)
*   Actua Corp.                           3,527      51,036       0.0%
*   Acxiom Corp.                         11,840     206,726       0.1%
*   ADDvantage Technologies Group, Inc.   1,399       3,442       0.0%
    ADTRAN, Inc.                          8,233     136,750       0.1%
*   Advanced Energy Industries, Inc.      9,267     226,671       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                           SHARES  VALUE+  OF NET ASSETS**
                                           ------ -------- ---------------
Information Technology -- (Continued)
*     Agilysys, Inc.                        2,092 $ 19,686       0.0%
*     Alpha & Omega Semiconductor, Ltd.     1,389   11,376       0.0%
*     Amkor Technology, Inc.               29,601  208,095       0.1%
*     Amtech Systems, Inc.                  1,700   21,250       0.0%
*     Anixter International, Inc.           5,152  363,731       0.2%
*     AOL, Inc.                            12,594  502,501       0.2%
*     ARRIS Group, Inc.                    20,929  704,784       0.3%
*     Arrow Electronics, Inc.              15,959  952,912       0.4%
      Astro-Med, Inc.                       1,475   20,724       0.0%
#*    Aviat Networks, Inc.                  8,260    9,416       0.0%
      Avnet, Inc.                          22,307  950,947       0.4%
      AVX Corp.                            21,064  290,051       0.1%
      Aware, Inc.                           2,090    8,778       0.0%
*     Axcelis Technologies, Inc.           15,008   37,820       0.0%
*     AXT, Inc.                             7,116   16,936       0.0%
*     Bankrate, Inc.                        7,959   98,692       0.1%
      Bel Fuse, Inc. Class B                2,447   50,237       0.0%
*     Benchmark Electronics, Inc.          11,930  280,713       0.1%
      Black Box Corp.                       2,926   58,227       0.0%
*     Blucora, Inc.                         9,000  123,030       0.1%
(o)*  Bogen Corp.                           1,000       --       0.0%
*     BroadVision, Inc.                     1,325    7,884       0.0%
      Brooks Automation, Inc.              21,013  226,100       0.1%
*     Bsquare Corp.                           300    1,266       0.0%
*     CACI International, Inc. Class A      4,064  358,607       0.2%
*     Cascade Microtech, Inc.               3,735   49,526       0.0%
      Checkpoint Systems, Inc.              8,316   86,154       0.0%
*     CIBER, Inc.                          17,728   62,580       0.0%
*     Cirrus Logic, Inc.                    9,781  330,402       0.2%
*     Coherent, Inc.                        6,367  382,020       0.2%
#     Cohu, Inc.                            5,574   58,360       0.0%
      Communications Systems, Inc.          2,300   25,806       0.0%
      Comtech Telecommunications Corp.      3,556  102,768       0.1%
#     Convergys Corp.                      15,672  355,441       0.2%
*     CoreLogic, Inc.                      12,428  486,059       0.2%
#*    Cree, Inc.                           10,212  323,516       0.2%
#     CSG Systems International, Inc.       5,161  150,288       0.1%
      CSP, Inc.                                66      488       0.0%
      CTS Corp.                             7,318  131,285       0.1%
#*    CyberOptics Corp.                     1,991   20,945       0.0%
*     Cypress Semiconductor Corp.          12,425  165,501       0.1%
      Daktronics, Inc.                      3,536   37,941       0.0%
*     Datalink Corp.                        4,830   55,835       0.0%
*     DHI Group, Inc.                       8,405   63,878       0.0%
*     Digi International, Inc.              5,952   60,115       0.0%
*     Diodes, Inc.                          7,380  197,194       0.1%
*     DSP Group, Inc.                       4,313   49,082       0.0%
      DST Systems, Inc.                     1,597  183,783       0.1%
      EarthLink Holdings Corp.             15,099   71,418       0.0%
*     EchoStar Corp. Class A                7,011  350,550       0.2%
*     Edgewater Technology, Inc.            3,967   27,967       0.0%
      Electro Rent Corp.                    7,110   77,072       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           PERCENTAGE
                                         SHARES  VALUE+  OF NET ASSETS**
                                         ------ -------- ---------------
Information Technology -- (Continued)
    Electro Scientific Industries, Inc.   6,690 $ 38,133       0.0%
*   Electronics for Imaging, Inc.         9,550  398,522       0.2%
#*  Emcore Corp.                          3,590   19,566       0.0%
*   Emulex Corp.                         25,374  203,499       0.1%
#*  EnerNOC, Inc.                         3,005   33,205       0.0%
*   Entegris, Inc.                       22,036  293,299       0.1%
*   Entropic Communications, Inc.        17,686   53,412       0.0%
    EPIQ Systems, Inc.                    7,601  136,134       0.1%
*   ePlus, Inc.                           1,865  154,720       0.1%
*   ExlService Holdings, Inc.             4,906  168,914       0.1%
*   Fabrinet                              4,364   79,032       0.0%
*   Fairchild Semiconductor
      International, Inc.                20,705  376,106       0.2%
*   FARO Technologies, Inc.                 696   27,722       0.0%
#*  Finisar Corp.                        16,697  339,450       0.2%
*   First Solar, Inc.                    14,864  886,935       0.4%
*   Frequency Electronics, Inc.           3,104   39,452       0.0%
*   GigOptix, Inc.                          613      913       0.0%
*   Global Cash Access Holdings, Inc.     9,908   73,319       0.0%
*   GSE Systems, Inc.                     2,922    4,383       0.0%
*   GSI Group, Inc.                       2,330   30,942       0.0%
*   GSI Technology, Inc.                  2,792   14,770       0.0%
    Hackett Group, Inc. (The)             7,272   69,811       0.0%
*   Higher One Holdings, Inc.             1,295    3,639       0.0%
#*  Hutchinson Technology, Inc.           7,181   16,947       0.0%
    IAC/InterActiveCorp                   3,191  222,796       0.1%
*   ID Systems, Inc.                        601    4,213       0.0%
*   IEC Electronics Corp.                   490    2,058       0.0%
#*  II-VI, Inc.                           2,515   44,742       0.0%
#*  Imation Corp.                         9,733   39,808       0.0%
*   Ingram Micro, Inc. Class A           25,571  643,366       0.3%
*   Insight Enterprises, Inc.            10,115  289,491       0.1%
    Integrated Silicon Solution, Inc.     6,260  116,123       0.1%
#*  Internap Corp.                       13,820  129,908       0.1%
    Intersil Corp. Class A               23,351  311,736       0.2%
#*  Intevac, Inc.                         5,464   26,446       0.0%
*   IntraLinks Holdings, Inc.             7,454   73,049       0.0%
*   IntriCon Corp.                          700    5,425       0.0%
    IXYS Corp.                            7,733   87,460       0.0%
    Jabil Circuit, Inc.                  30,115  678,190       0.3%
#*  Kemet Corp.                           5,338   23,060       0.0%
*   Key Tronic Corp.                      2,718   32,480       0.0%
*   Kimball Electronics, Inc.             2,613   33,420       0.0%
#*  Knowles Corp.                         6,526  125,103       0.1%
*   Kofax, Ltd.                           5,387   59,419       0.0%
*   Kulicke & Soffa Industries, Inc.     12,945  195,599       0.1%
*   Lattice Semiconductor Corp.          26,134  154,975       0.1%
    Lexmark International, Inc. Class A  13,503  599,398       0.3%
*   Limelight Networks, Inc.             15,365   56,851       0.0%
    ManTech International Corp. Class A   4,084  119,375       0.1%
    Marchex, Inc. Class B                 2,900   12,325       0.0%
    Marvell Technology Group, Ltd.       66,777  935,546       0.4%
    Mentor Graphics Corp.                18,714  447,826       0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           PERCENTAGE
                                         SHARES  VALUE+  OF NET ASSETS**
                                         ------ -------- ---------------
Information Technology -- (Continued)
*   Mercury Systems, Inc.                 6,310 $ 87,141       0.0%
    Methode Electronics, Inc.             4,018  170,604       0.1%
*   Microsemi Corp.                      14,274  476,181       0.2%
    MKS Instruments, Inc.                12,591  438,293       0.2%
#*  ModusLink Global Solutions, Inc.     11,199   39,197       0.0%
#*  Monster Worldwide, Inc.              13,456   79,256       0.0%
*   Multi-Fineline Electronix, Inc.       3,611   84,425       0.0%
*   NAPCO Security Technologies, Inc.     1,627    8,737       0.0%
    NCI, Inc. Class A                       266    2,713       0.0%
*   NCR Corp.                             6,809  186,839       0.1%
*   NeoPhotonics Corp.                    1,818   10,054       0.0%
*   NETGEAR, Inc.                         5,300  160,431       0.1%
*   Newport Corp.                         6,601  125,881       0.1%
*   Novatel Wireless, Inc.                8,875   53,783       0.0%
#*  Oclaro, Inc.                          3,894    7,476       0.0%
*   OmniVision Technologies, Inc.        12,822  357,670       0.2%
*   ON Semiconductor Corp.               56,494  650,811       0.3%
    Optical Cable Corp.                   1,600    6,512       0.0%
*   OSI Systems, Inc.                     3,124  209,964       0.1%
*   PAR Technology Corp.                  4,662   19,114       0.0%
    Park Electrochemical Corp.            3,104   67,419       0.0%
    PC Connection, Inc.                   6,131  148,922       0.1%
    PC-Tel, Inc.                          4,282   33,828       0.0%
*   PCM, Inc.                             2,562   25,287       0.0%
    Perceptron, Inc.                        888   10,816       0.0%
*   Perficient, Inc.                      5,515  113,774       0.1%
    Pericom Semiconductor Corp.           6,875   86,075       0.0%
*   Photronics, Inc.                     15,297  134,155       0.1%
*   Planar Systems, Inc.                  1,325    7,645       0.0%
*   Plexus Corp.                          5,229  225,108       0.1%
*   PMC-Sierra, Inc.                     32,180  271,277       0.1%
*   Polycom, Inc.                        21,724  283,498       0.1%
#*  PRGX Global, Inc.                     2,300    9,752       0.0%
*   Progress Software Corp.               8,143  214,975       0.1%
*   QLogic Corp.                         14,580  214,326       0.1%
*   Qorvo, Inc.                          12,311  811,418       0.4%
*   Qualstar Corp.                        4,358    5,753       0.0%
*   QuinStreet, Inc.                        784    4,257       0.0%
*   Radisys Corp.                         6,105   13,431       0.0%
*   RealNetworks, Inc.                    9,390   61,692       0.0%
    Reis, Inc.                              442   10,047       0.0%
#   RF Industries, Ltd.                     681    2,813       0.0%
    Richardson Electronics, Ltd.          3,224   28,629       0.0%
*   Rofin-Sinar Technologies, Inc.        4,086   96,675       0.1%
*   Rogers Corp.                          3,014  219,148       0.1%
#*  Rovi Corp.                           17,138  317,224       0.2%
*   Rudolph Technologies, Inc.            8,400  107,772       0.1%
*   Sanmina Corp.                        19,093  388,161       0.2%
*   ScanSource, Inc.                      4,730  188,491       0.1%
*   Seachange International, Inc.         8,900   59,719       0.0%
*   ServiceSource International, Inc.     3,000   10,710       0.0%
*   Sigma Designs, Inc.                   7,808   62,386       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------ ----------- ---------------
Information Technology -- (Continued)
*   Silicon Laboratories, Inc.            6,770 $   349,806       0.2%
*   SMTC Corp.                            1,377       2,162       0.0%
*   StarTek, Inc.                         5,100      42,101       0.0%
*   Super Micro Computer, Inc.            4,844     139,362       0.1%
*   support.com, Inc.                     7,652      12,090       0.0%
*   Sykes Enterprises, Inc.               8,532     213,556       0.1%
    SYNNEX Corp.                          5,466     418,149       0.2%
#*  Take-Two Interactive Software, Inc.  13,552     321,182       0.2%
*   Tech Data Corp.                       9,639     543,350       0.3%
*   TechTarget, Inc.                      2,025      21,911       0.0%
*   TeleCommunication Systems, Inc.
      Class A                            12,028      37,527       0.0%
    TeleTech Holdings, Inc.               1,831      47,496       0.0%
    Tessco Technologies, Inc.             2,100      53,067       0.0%
    TheStreet, Inc.                       6,043      10,877       0.0%
*   Tremor Video, Inc.                      780       1,950       0.0%
#*  TTM Technologies, Inc.               13,304     124,392       0.1%
*   Ultra Clean Holdings, Inc.            3,812      22,910       0.0%
*   United Online, Inc.                   3,447      54,566       0.0%
*   Veeco Instruments, Inc.               1,696      50,049       0.0%
*   ViaSat, Inc.                          2,317     139,298       0.1%
*   Viasystems Group, Inc.                4,052      72,045       0.0%
#   Vicon Industries, Inc.                1,400       2,170       0.0%
*   Video Display Corp.                     314         480       0.0%
#   Vishay Intertechnology, Inc.         30,254     383,621       0.2%
*   Vishay Precision Group, Inc.          2,563      36,574       0.0%
*   Westell Technologies, Inc. Class A    6,981       8,377       0.0%
*   Xcerra Corp.                          5,184      50,959       0.0%
*   XO Group, Inc.                        3,862      62,796       0.0%
#*  Zynga, Inc. Class A                  59,642     146,123       0.1%
                                                -----------      ----
Total Information Technology                     29,566,586      13.4%
                                                -----------      ----
Materials -- (6.1%)
    A Schulman, Inc.                      6,300     267,435       0.1%
    Airgas, Inc.                          6,687     677,259       0.3%
#*  AM Castle & Co.                       4,052      15,884       0.0%
    Ampco-Pittsburgh Corp.                1,688      26,991       0.0%
    Axiall Corp.                         11,309     461,407       0.2%
    Bemis Co., Inc.                      16,030     721,350       0.3%
*   Boise Cascade Co.                     5,701     197,825       0.1%
    Cabot Corp.                           5,747     245,627       0.1%
    Calgon Carbon Corp.                   8,151     180,871       0.1%
*   Century Aluminum Co.                 21,149     272,611       0.1%
    Chase Corp.                           1,329      47,591       0.0%
*   Chemtura Corp.                       14,030     422,724       0.2%
*   Clearwater Paper Corp.                3,014     192,806       0.1%
*   Codexis, Inc.                           714       3,127       0.0%
#*  Coeur Mining, Inc.                   10,835      56,559       0.0%
#   Commercial Metals Co.                20,297     336,930       0.2%
*   Core Molding Technologies, Inc.       1,192      26,081       0.0%
    Cytec Industries, Inc.                6,979     385,869       0.2%
    Domtar Corp.                          7,864     339,882       0.2%
    Friedman Industries, Inc.             1,905      12,251       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                           SHARES   VALUE+    OF NET ASSETS**
                                           ------ ----------- ---------------
Materials -- (Continued)
      FutureFuel Corp.                      4,449 $    48,361       0.0%
      Graphic Packaging Holding Co.        25,654     361,721       0.2%
#     Greif, Inc. Class A                   1,593      64,931       0.0%
#     Greif, Inc. Class B                     400      19,120       0.0%
      Hawkins, Inc.                           556      21,934       0.0%
      HB Fuller Co.                         8,035     335,622       0.1%
#     Hecla Mining Co.                      1,648       4,977       0.0%
#     Huntsman Corp.                       37,261     858,866       0.4%
      Innophos Holdings, Inc.               3,291     173,896       0.1%
      Innospec, Inc.                        3,681     160,860       0.1%
#     Kaiser Aluminum Corp.                 2,000     160,740       0.1%
      KapStone Paper and Packaging Corp.   15,447     431,744       0.2%
      KMG Chemicals, Inc.                   1,201      35,165       0.0%
*     Kraton Performance Polymers, Inc.     4,503     101,498       0.0%
      Kronos Worldwide, Inc.                3,261      43,860       0.0%
*     LSB Industries, Inc.                  3,115     132,107       0.1%
      Materion Corp.                        4,579     183,114       0.1%
      MeadWestvaco Corp.                   23,115   1,128,012       0.5%
*     Mercer International, Inc.            9,517     136,093       0.1%
      Minerals Technologies, Inc.           5,614     380,236       0.2%
      Myers Industries, Inc.                1,253      20,261       0.0%
      Noranda Aluminum Holding Corp.        7,711      25,755       0.0%
      Olin Corp.                           12,649     373,525       0.2%
#     Olympic Steel, Inc.                   1,817      19,896       0.0%
      OM Group, Inc.                        4,801     144,222       0.1%
*     OMNOVA Solutions, Inc.                3,923      31,345       0.0%
*     Owens-Illinois, Inc.                  4,692     112,186       0.1%
      PH Glatfelter Co.                     8,975     222,580       0.1%
      Reliance Steel & Aluminum Co.        12,074     781,429       0.4%
*     Resolute Forest Products, Inc.       14,571     224,685       0.1%
      Rock-Tenn Co. Class A                14,923     939,850       0.4%
*     RTI International Metals, Inc.        5,081     191,300       0.1%
      Schnitzer Steel Industries, Inc.
        Class A                             5,128      89,330       0.0%
      Schweitzer-Mauduit International,
        Inc.                                4,870     215,303       0.1%
      Sonoco Products Co.                  15,962     713,342       0.3%
      Steel Dynamics, Inc.                 37,548     830,937       0.4%
      Stepan Co.                              572      29,132       0.0%
#*    Stillwater Mining Co.                 4,745      63,725       0.0%
      SunCoke Energy, Inc.                 11,986     210,115       0.1%
      Synalloy Corp.                          842      12,436       0.0%
      TimkenSteel Corp.                     3,982     116,235       0.1%
*     Trecora Resources                     1,418      17,016       0.0%
      Tredegar Corp.                        6,224     127,405       0.1%
#     Tronox, Ltd. Class A                  9,337     195,610       0.1%
      United States Lime & Minerals, Inc.     801      52,866       0.0%
#     United States Steel Corp.            23,107     555,030       0.2%
*     Universal Stainless & Alloy
        Products, Inc.                      1,734      36,414       0.0%
      Zep, Inc.                             1,306      25,963       0.0%
                                                  -----------       ---
Total Materials                                    16,051,830       7.3%
                                                  -----------       ---
Other -- (0.0%)
(o)*  Concord Camera Corp. Escrow Shares    2,105          --       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Other -- (Continued)
(o)#*  Gerber Scientific, Inc. Escrow
         Shares                              6,375 $         --        0.0%
(o)*   Petrocorp, Inc. Escrow Shares         1,700           --        0.0%
                                                   ------------      -----
Total Other                                                  --        0.0%
                                                   ------------      -----
Real Estate Investment Trusts -- (0.2%)
#*     Communications Sales & Leasing,
         Inc.                               18,748      563,934        0.2%
       Geo Group, Inc. (The)                   319       12,441        0.0%
                                                   ------------      -----
Total Real Estate Investment Trusts                     576,375        0.2%
                                                   ------------      -----
Telecommunication Services -- (1.1%)
       Atlantic Tele-Network, Inc.           1,811      119,562        0.1%
#*     Boingo Wireless, Inc.                 4,503       37,195        0.0%
#      Frontier Communications Corp.       157,810    1,082,577        0.4%
*      General Communication, Inc.
         Class A                            10,157      161,090        0.1%
#*     Hawaiian Telcom Holdco, Inc.            204        5,373        0.0%
       IDT Corp. Class B                     1,822       31,029        0.0%
       Inteliquent, Inc.                       300        5,703        0.0%
#*     Iridium Communications, Inc.         12,006      122,101        0.1%
       Lumos Networks Corp.                  2,477       35,025        0.0%
*      Premiere Global Services, Inc.        6,125       62,536        0.0%
       Shenandoah Telecommunications Co.     5,564      191,735        0.1%
       Spok Holdings, Inc.                   5,883      110,748        0.1%
       Telephone & Data Systems, Inc.       16,218      433,183        0.2%
#*     United States Cellular Corp.          4,855      179,295        0.1%
*      Vonage Holdings Corp.                15,199       70,371        0.0%
#*     Windstream Holdings, Inc.            15,623      182,479        0.1%
                                                   ------------      -----
Total Telecommunication Services                      2,830,002        1.3%
                                                   ------------      -----
Utilities -- (0.5%)
*      Calpine Corp.                           928       20,240        0.0%
       Consolidated Water Co., Ltd.          2,550       30,625        0.0%
*      Genie Energy, Ltd. Class B            1,745       24,849        0.0%
#      Ormat Technologies, Inc.              5,553      203,184        0.1%
       UGI Corp.                            28,173      980,702        0.5%
                                                   ------------      -----
Total Utilities                                       1,259,600        0.6%
                                                   ------------      -----
TOTAL COMMON STOCKS                                 220,803,959      100.0%
                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(o)#*  Magnum Hunter Resources Corp.
         Warrants 04/15/16                   1,011           --        0.0%
                                                   ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.5%)
       State Street Institutional
         Liquid Reserves, 0.098%         1,366,608    1,366,608        0.6%
                                                   ------------      -----

                                          SHARES/
                                           FACE
                                          AMOUNT
                                           (000)
                                         ---------
SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@ DFA Short Term Investment Fund      3,379,493   39,100,738       17.7%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $221,243,278)                              $261,271,305      118.3%
                                                   ============      =====

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary         $ 30,800,481          --   --    $ 30,800,481
   Consumer Staples                  7,427,883          --   --       7,427,883
   Energy                           16,582,177          --   --      16,582,177
   Financials                       58,779,519          --   --      58,779,519
   Health Care                      12,540,864          --   --      12,540,864
   Industrials                      44,388,642          --   --      44,388,642
   Information Technology           29,566,586          --   --      29,566,586
   Materials                        16,051,830          --   --      16,051,830
   Other                                    --          --   --              --
   Real Estate Investment Trusts       576,375          --   --         576,375
   Telecommunication Services        2,830,002          --   --       2,830,002
   Utilities                         1,259,600          --   --       1,259,600
Rights/Warrants                             --          --   --              --
Temporary Cash Investments           1,366,608          --   --       1,366,608
Securities Lending Collateral               -- $39,100,738   --      39,100,738
                                  ------------ -----------   --    ------------
TOTAL                             $222,170,567 $39,100,738   --    $261,271,305
                                  ============ ===========   ==    ============

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (95.1%)

Consumer Discretionary -- (12.9%)
#   Autoliv, Inc.                               899 $   106,729       0.0%
    Best Buy Co., Inc.                        2,919     101,143       0.0%
*   Cabela's, Inc.                            1,387      73,150       0.0%
    Carnival Corp.                           16,704     734,475       0.3%
    CBS Corp. Class A                         1,014      65,444       0.0%
    Comcast Corp. Class A                   128,134   7,401,020       2.8%
#   Comcast Corp. Special Class A            35,244   2,029,702       0.8%
    Dillard's, Inc. Class A                   3,331     438,326       0.2%
    DR Horton, Inc.                          13,716     348,386       0.1%
    Ford Motor Co.                          155,504   2,456,963       0.9%
#   GameStop Corp. Class A                    7,763     299,186       0.1%
    Gannett Co., Inc.                         4,857     166,692       0.1%
    General Motors Co.                       65,193   2,285,667       0.9%
    Goodyear Tire & Rubber Co. (The)          8,473     240,337       0.1%
    Graham Holdings Co. Class B                 604     617,850       0.2%
*   Hyatt Hotels Corp. Class A                2,604     151,162       0.1%
    Johnson Controls, Inc.                    2,192     110,433       0.0%
    Kohl's Corp.                             16,654   1,193,259       0.5%
    Lear Corp.                                2,369     263,030       0.1%
#   Lennar Corp. Class A                      9,775     447,695       0.2%
*   Liberty Broadband Corp.                   2,249     122,031       0.0%
*   Liberty Broadband Corp. Class A           2,424     131,478       0.1%
*   Liberty Interactive Corp. Class A        36,795   1,058,224       0.4%
*   Liberty Media Corp.                       4,280     162,426       0.1%
*   Liberty Media Corp. Class A               2,140      82,133       0.0%
*   Liberty Ventures Series A                 8,061     335,983       0.1%
#*  Madison Square Garden Co. (The) Class A   1,668     133,940       0.1%
*   MGM Resorts International                34,460     728,829       0.3%
*   Mohawk Industries, Inc.                   4,096     710,656       0.3%
*   News Corp. Class A                        4,308      67,980       0.0%
*   News Corp. Class B                        1,165      18,139       0.0%
*   Norwegian Cruise Line Holdings, Ltd.      2,135     103,569       0.0%
    Penske Automotive Group, Inc.             2,046      99,865       0.0%
    PulteGroup, Inc.                          5,987     115,549       0.0%
    PVH Corp.                                 1,870     193,265       0.1%
    Royal Caribbean Cruises, Ltd.            15,066   1,025,392       0.4%
#   Service Corp. International               7,284     201,621       0.1%
    Staples, Inc.                            29,992     489,469       0.2%
    Target Corp.                             15,828   1,247,721       0.5%
    Time Warner Cable, Inc.                  24,305   3,779,914       1.4%
    Time Warner, Inc.                        58,795   4,962,886       1.9%
*   Toll Brothers, Inc.                       5,903     209,793       0.1%
*   TRW Automotive Holdings Corp.               499      52,425       0.0%
*   Vista Outdoor, Inc.                       2,350     102,836       0.0%
    Wendy's Co. (The)                         5,250      53,130       0.0%
    Whirlpool Corp.                           1,416     248,650       0.1%
                                                    -----------      ----
Total Consumer Discretionary                         35,968,553      13.6%
                                                    -----------      ----
Consumer Staples -- (5.1%)
    Archer-Daniels-Midland Co.               31,138   1,522,025       0.6%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Consumer Staples -- (Continued)
    Bunge, Ltd.                               8,462 $   730,863       0.3%
    ConAgra Foods, Inc.                      12,745     460,732       0.2%
    CVS Health Corp.                         65,359   6,489,495       2.4%
    Energizer Holdings, Inc.                    681      93,038       0.0%
#   Ingredion, Inc.                           2,066     164,040       0.1%
    JM Smucker Co. (The)                      7,990     926,201       0.3%
    Molson Coors Brewing Co. Class B          7,374     542,063       0.2%
    Mondelez International, Inc. Class A     54,010   2,072,364       0.8%
    Pinnacle Foods, Inc.                      2,366      95,941       0.0%
*   Seaboard Corp.                               12      43,200       0.0%
    Tyson Foods, Inc. Class A                24,776     978,652       0.4%
                                                    -----------      ----
Total Consumer Staples                               14,118,614       5.3%
                                                    -----------      ----
Energy -- (16.5%)
    Anadarko Petroleum Corp.                 34,279   3,225,654       1.2%
    Apache Corp.                             24,596   1,682,366       0.6%
    Baker Hughes, Inc.                       25,153   1,721,974       0.7%
    California Resources Corp.               15,973     148,549       0.1%
#   Chesapeake Energy Corp.                  44,058     694,795       0.3%
    Chevron Corp.                            79,294   8,806,392       3.3%
    Cimarex Energy Co.                        2,729     339,488       0.1%
    ConocoPhillips                           79,227   5,381,098       2.0%
#   CONSOL Energy, Inc.                       2,353      76,425       0.0%
    Devon Energy Corp.                       22,345   1,524,152       0.6%
#   Diamond Offshore Drilling, Inc.           3,572     119,555       0.0%
    Exxon Mobil Corp.                        72,768   6,357,740       2.4%
#   Helmerich & Payne, Inc.                   7,317     570,506       0.2%
    Hess Corp.                               14,990   1,152,731       0.4%
    HollyFrontier Corp.                       8,606     333,741       0.1%
    Marathon Oil Corp.                       47,236   1,469,040       0.6%
    Marathon Petroleum Corp.                 16,810   1,656,962       0.6%
#   Murphy Oil Corp.                          9,705     462,055       0.2%
    National Oilwell Varco, Inc.             22,622   1,230,863       0.5%
*   Newfield Exploration Co.                  6,513     255,570       0.1%
#   Noble Corp. P.L.C.                       13,357     231,210       0.1%
    Occidental Petroleum Corp.               30,535   2,445,853       0.9%
    Phillips 66                              22,173   1,758,541       0.7%
    QEP Resources, Inc.                      11,237     252,833       0.1%
    Tesoro Corp.                             10,375     890,486       0.3%
#   Transocean, Ltd.                         18,781     353,458       0.1%
    Valero Energy Corp.                      36,441   2,073,493       0.8%
*   Weatherford International P.L.C.         26,999     392,835       0.2%
*   Whiting Petroleum Corp.                   4,361     165,326       0.1%
                                                    -----------      ----
Total Energy                                         45,773,691      17.3%
                                                    -----------      ----
Financials -- (19.5%)
    ACE, Ltd.                                 3,061     327,496       0.1%
    Aflac, Inc.                              16,456   1,037,386       0.4%
*   Alleghany Corp.                             328     155,315       0.1%
    Allied World Assurance Co. Holdings AG    7,389     303,983       0.1%
    Allstate Corp. (The)                     17,606   1,226,434       0.5%
    American Financial Group, Inc.            6,402     404,606       0.2%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    American International Group, Inc.        46,095 $2,594,688       1.0%
    American National Insurance Co.              342     34,221       0.0%
*   Arch Capital Group, Ltd.                   3,129    189,868       0.1%
    Assurant, Inc.                             5,034    309,390       0.1%
    Assured Guaranty, Ltd.                     9,186    238,744       0.1%
    Axis Capital Holdings, Ltd.                7,502    390,554       0.1%
    Bank of America Corp.                    217,854  3,470,414       1.3%
    Bank of New York Mellon Corp. (The)       31,543  1,335,531       0.5%
    BB&T Corp.                                14,705    563,054       0.2%
    Capital One Financial Corp.               27,950  2,259,757       0.9%
    Chubb Corp. (The)                          3,447    339,012       0.1%
#   Cincinnati Financial Corp.                 3,619    183,266       0.1%
    CIT Group, Inc.                            3,856    173,636       0.1%
    Citigroup, Inc.                           58,371  3,112,342       1.2%
    City National Corp.                          432     40,262       0.0%
    CME Group, Inc.                            9,371    851,918       0.3%
    CNA Financial Corp.                        5,960    240,188       0.1%
    Comerica, Inc.                             1,994     94,536       0.0%
*   E*TRADE Financial Corp.                    6,480    186,559       0.1%
    Everest Re Group, Ltd.                     2,495    446,380       0.2%
    Fifth Third Bancorp                       39,188    783,760       0.3%
    FNF Group                                  1,000     35,990       0.0%
*   Genworth Financial, Inc. Class A          31,131    273,641       0.1%
    Goldman Sachs Group, Inc. (The)           17,627  3,462,295       1.3%
    Hartford Financial Services Group, Inc.
      (The)                                   35,856  1,461,849       0.6%
    HCC Insurance Holdings, Inc.               3,427    195,202       0.1%
    Huntington Bancshares, Inc.               32,044    347,998       0.1%
    Investors Bancorp, Inc.                    4,600     54,464       0.0%
    JPMorgan Chase & Co.                     135,525  8,573,311       3.2%
    KeyCorp                                   23,465    339,069       0.1%
    Legg Mason, Inc.                           6,487    341,541       0.1%
    Leucadia National Corp.                    6,361    151,201       0.1%
    Lincoln National Corp.                    16,191    914,630       0.3%
    Loews Corp.                               17,901    745,398       0.3%
#   M&T Bank Corp.                             4,740    567,236       0.2%
*   Markel Corp.                                 268    198,492       0.1%
    MetLife, Inc.                             22,403  1,149,050       0.4%
    Morgan Stanley                            36,033  1,344,391       0.5%
    NASDAQ OMX Group, Inc. (The)               8,336    405,380       0.2%
    Navient Corp.                             10,260    200,480       0.1%
#   New York Community Bancorp, Inc.           8,999    154,693       0.1%
    Old Republic International Corp.          10,600    162,074       0.1%
    PacWest Bancorp                            2,200     99,220       0.0%
    PartnerRe, Ltd.                            3,457    442,496       0.2%
#   People's United Financial, Inc.            5,909     89,285       0.0%
    PNC Financial Services Group, Inc. (The)  14,421  1,322,838       0.5%
    Principal Financial Group, Inc.           13,416    685,826       0.3%
    Prudential Financial, Inc.                 8,742    713,347       0.3%
    Regions Financial Corp.                   75,449    741,664       0.3%
    Reinsurance Group of America, Inc.         3,963    363,090       0.1%
    RenaissanceRe Holdings, Ltd.               2,550    261,350       0.1%
    State Street Corp.                         2,417    186,399       0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    SunTrust Banks, Inc.                     16,243 $   674,085       0.3%
    Torchmark Corp.                           1,948     109,302       0.0%
    Travelers Cos., Inc. (The)               14,327   1,448,603       0.5%
    Unum Group                               17,813     608,492       0.2%
    Validus Holdings, Ltd.                    2,919     122,102       0.0%
    Voya Financial, Inc.                      6,430     272,246       0.1%
    Wells Fargo & Co.                        49,006   2,700,231       1.0%
    White Mountains Insurance Group, Ltd.        28      18,927       0.0%
    WR Berkley Corp.                          1,827      89,505       0.0%
    XL Group P.L.C.                          13,379     496,093       0.2%
#   Zions Bancorporation                      9,905     280,658       0.1%
                                                    -----------      ----
Total Financials                                     54,097,444      20.5%
                                                    -----------      ----
Health Care -- (11.0%)
*   Actavis P.L.C.                            5,750   1,626,445       0.6%
    Aetna, Inc.                              26,138   2,793,368       1.1%
    Agilent Technologies, Inc.                8,299     343,330       0.1%
    Anthem, Inc.                             19,421   2,931,211       1.1%
    Becton Dickinson and Co.                  1,280     180,314       0.1%
*   Bio-Rad Laboratories, Inc. Class A          250      33,612       0.0%
*   Boston Scientific Corp.                  85,901   1,530,756       0.6%
*   Brookdale Senior Living, Inc.             2,930     106,154       0.1%
    Cigna Corp.                               4,859     605,626       0.2%
*   Community Health Systems, Inc.            5,864     314,779       0.1%
#*  Express Scripts Holding Co.              37,524   3,242,074       1.2%
*   Hologic, Inc.                            16,558     558,667       0.2%
    Humana, Inc.                              9,228   1,528,157       0.6%
#*  Mallinckrodt P.L.C.                       2,403     271,971       0.1%
*   MEDNAX, Inc.                              1,393      98,597       0.0%
    Omnicare, Inc.                            8,919     784,694       0.3%
    Perrigo Co. P.L.C.                        1,176     215,537       0.1%
    Pfizer, Inc.                            286,100   9,707,373       3.7%
#   Quest Diagnostics, Inc.                   4,673     333,746       0.1%
#   Teleflex, Inc.                            2,437     299,653       0.1%
    Thermo Fisher Scientific, Inc.           14,252   1,791,191       0.7%
    UnitedHealth Group, Inc.                 11,882   1,323,655       0.5%
                                                    -----------      ----
Total Health Care                                    30,620,910      11.6%
                                                    -----------      ----
Industrials -- (12.1%)
#   ADT Corp. (The)                          14,301     537,718       0.2%
*   AECOM                                     1,505      47,498       0.0%
#   AGCO Corp.                                4,499     231,743       0.1%
#   Air Lease Corp.                           1,717      66,328       0.0%
    Alaska Air Group, Inc.                    1,820     116,589       0.0%
    AMERCO                                      367     118,189       0.0%
*   Avis Budget Group, Inc.                   5,366     290,515       0.1%
#   B/E Aerospace, Inc.                       1,551      92,734       0.0%
    Carlisle Cos., Inc.                         938      90,517       0.0%
*   Colfax Corp.                              1,056      52,367       0.0%
    Copa Holdings SA Class A                    325      36,039       0.0%
    CSX Corp.                                72,868   2,629,806       1.0%
    Danaher Corp.                             6,837     559,814       0.2%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Eaton Corp. P.L.C.                        9,787 $   672,660       0.3%
    FedEx Corp.                              12,281   2,082,489       0.8%
    General Electric Co.                    389,450  10,546,306       4.0%
*   Genesee & Wyoming, Inc. Class A           1,487     138,217       0.1%
*   Hertz Global Holdings, Inc.              18,247     380,267       0.1%
    Ingersoll-Rand P.L.C.                     1,624     106,924       0.0%
#*  Jacobs Engineering Group, Inc.            3,296     141,267       0.1%
#*  JetBlue Airways Corp.                    21,177     434,764       0.2%
#   Joy Global, Inc.                          3,822     162,970       0.1%
    Kansas City Southern                      2,236     229,168       0.1%
    KAR Auction Services, Inc.                2,730     101,583       0.0%
*   Kirby Corp.                               1,288     101,147       0.0%
    L-3 Communications Holdings, Inc.         6,845     786,559       0.3%
    Manpowergroup, Inc.                       2,235     190,713       0.1%
    Nielsen NV                                9,787     439,828       0.2%
    Norfolk Southern Corp.                   21,811   2,199,639       0.8%
    Northrop Grumman Corp.                   14,791   2,278,406       0.9%
    Orbital ATK, Inc.                         1,859     136,004       0.1%
#   Oshkosh Corp.                               903      48,618       0.0%
    Owens Corning                             7,765     300,195       0.1%
    Pentair P.L.C.                           11,709     727,714       0.3%
    Precision Castparts Corp.                 1,428     295,153       0.1%
*   Quanta Services, Inc.                     9,951     287,683       0.1%
    Republic Services, Inc.                  26,178   1,063,612       0.4%
    Ryder System, Inc.                        3,042     290,085       0.1%
    Southwest Airlines Co.                   56,310   2,283,934       0.9%
    SPX Corp.                                 1,596     122,892       0.1%
    Stanley Black & Decker, Inc.             12,685   1,252,009       0.5%
    Textron, Inc.                             5,310     233,534       0.1%
    Timken Co. (The)                          2,435      95,671       0.0%
#   Towers Watson & Co. Class A                 898     113,961       0.0%
#   Trinity Industries, Inc.                  4,943     133,906       0.1%
    Union Pacific Corp.                       3,324     353,108       0.1%
*   Veritiv Corp.                               447      17,764       0.0%
    Waste Connections, Inc.                   2,502     118,620       0.1%
                                                    -----------      ----
Total Industrials                                    33,737,227      12.8%
                                                    -----------      ----
Information Technology -- (9.6%)
    Activision Blizzard, Inc.                47,663   1,087,431       0.4%
    Amdocs, Ltd.                              3,520     193,846       0.1%
*   ARRIS Group, Inc.                         1,005      33,843       0.0%
*   Arrow Electronics, Inc.                   8,344     498,220       0.2%
    Avnet, Inc.                              10,270     437,810       0.2%
    Brocade Communications Systems, Inc.     22,055     249,222       0.1%
    CA, Inc.                                 23,180     736,429       0.3%
    Cisco Systems, Inc.                     170,836   4,925,202       1.9%
    Computer Sciences Corp.                   4,767     307,233       0.1%
    Corning, Inc.                            32,465     679,493       0.3%
*   EchoStar Corp. Class A                    1,868      93,400       0.0%
    EMC Corp.                                58,472   1,573,482       0.6%
    Fidelity National Information
      Services, Inc.                         18,927   1,182,748       0.4%
*   First Solar, Inc.                         3,441     205,325       0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Information Technology -- (Continued)
    Hewlett-Packard Co.                     124,772 $ 4,113,733       1.6%
    IAC/InterActiveCorp                       5,222     364,600       0.1%
*   Ingram Micro, Inc. Class A                9,505     239,146       0.1%
    Intel Corp.                             123,677   4,025,686       1.5%
    Jabil Circuit, Inc.                       6,235     140,412       0.1%
    Juniper Networks, Inc.                   12,004     317,266       0.1%
    Lam Research Corp.                        5,980     451,968       0.2%
    Marvell Technology Group, Ltd.           12,733     178,389       0.1%
*   Micron Technology, Inc.                  44,527   1,252,545       0.5%
*   NCR Corp.                                 3,380      92,747       0.0%
#   NVIDIA Corp.                             17,594     390,499       0.1%
    Symantec Corp.                           13,128     327,215       0.1%
    Teradyne, Inc.                           13,347     243,583       0.1%
    Western Digital Corp.                     8,585     839,098       0.3%
    Xerox Corp.                              88,734   1,020,441       0.4%
*   Yahoo!, Inc.                             14,597     621,321       0.2%
                                                    -----------      ----
Total Information Technology                         26,822,333      10.2%
                                                    -----------      ----
Materials -- (3.7%)
    Alcoa, Inc.                              70,783     949,908       0.3%
    Ashland, Inc.                             3,460     437,205       0.2%
    Bemis Co., Inc.                           3,857     173,565       0.1%
    CF Industries Holdings, Inc.              1,018     292,644       0.1%
    Dow Chemical Co. (The)                   11,458     584,358       0.2%
    Eastman Chemical Co.                      3,672     279,880       0.1%
    Freeport-McMoRan, Inc.                   60,187   1,400,551       0.5%
    Huntsman Corp.                            1,555      35,843       0.0%
    International Paper Co.                  23,394   1,256,726       0.5%
    Martin Marietta Materials, Inc.             802     114,405       0.0%
    MeadWestvaco Corp.                       11,981     584,673       0.2%
    Mosaic Co. (The)                         15,820     696,080       0.3%
    Newmont Mining Corp.                     22,067     584,555       0.2%
    Nucor Corp.                              17,116     836,288       0.3%
    Reliance Steel & Aluminum Co.             4,944     319,976       0.1%
    Rock-Tenn Co. Class A                     7,603     478,837       0.2%
    Royal Gold, Inc.                            547      35,298       0.0%
    Sonoco Products Co.                       3,298     147,388       0.1%
    Steel Dynamics, Inc.                     19,537     432,354       0.2%
#   United States Steel Corp.                 1,526      36,654       0.0%
    Vulcan Materials Co.                      8,108     693,396       0.3%
                                                    -----------      ----
Total Materials                                      10,370,584       3.9%
                                                    -----------      ----
Real Estate Investment Trusts -- (0.1%)
*   Communications Sales & Leasing, Inc.      5,570     167,558       0.1%
                                                    -----------      ----
Telecommunication Services -- (4.2%)
#   AT&T, Inc.                              278,519   9,647,898       3.7%
    CenturyLink, Inc.                        30,776   1,106,705       0.4%
#   Frontier Communications Corp.            52,082     357,282       0.1%
#*  Sprint Corp.                             13,022      66,803       0.0%
*   T-Mobile US, Inc.                        11,931     406,131       0.2%
#*  United States Cellular Corp.              2,591      95,686       0.0%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Telecommunication Services -- (Continued)
*     Windstream Holdings, Inc.              4,642 $     54,219        0.0%
                                                   ------------      -----
Total Telecommunication Services                     11,734,724        4.4%
                                                   ------------      -----
Utilities -- (0.4%)
*     Calpine Corp.                         17,216      375,481        0.1%
      NRG Energy, Inc.                      20,677      521,887        0.2%
      UGI Corp.                              5,227      181,952        0.1%
                                                   ------------      -----
Total Utilities                                       1,079,320        0.4%
                                                   ------------      -----
TOTAL COMMON STOCKS                                 264,490,958      100.1%
                                                   ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid
        Reserves, 0.098%                 1,320,710    1,320,710        0.5%
                                                   ------------      -----
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund     1,056,508   12,223,796        4.6%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
(Cost $202,771,039)                                $278,035,464      105.2%
                                                   ============      =====

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------- ------------ ------- -------------
Common Stocks
   Consumer Discretionary      $  35,968,553           --   --    $  35,968,553
   Consumer Staples               14,118,614           --   --       14,118,614
   Energy                         45,773,691           --   --       45,773,691
   Financials                     54,097,444           --   --       54,097,444
   Health Care                    30,620,910           --   --       30,620,910
   Industrials                    33,737,227           --   --       33,737,227
   Information Technology         26,822,333           --   --       26,822,333
   Materials                      10,370,584           --   --       10,370,584
   Real Estate Investment
     Trusts                          167,558           --   --          167,558
   Telecommunication Services     11,734,724           --   --       11,734,724
   Utilities                       1,079,320           --   --        1,079,320
Temporary Cash Investments         1,320,710           --   --        1,320,710
Securities Lending Collateral             -- $ 12,223,796   --       12,223,796
                               ------------- ------------   --    -------------
TOTAL                          $265,811,668   $12,223,796   --     $278,035,464
                               ============= ============   ==    =============

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
COMMON STOCKS -- (90.2%)

AUSTRALIA -- (5.5%)
    Alumina, Ltd.                            82,818 $   100,495       0.1%
    AMP, Ltd.                                 6,451      32,677       0.0%
    Asciano, Ltd.                            80,340     417,440       0.2%
    Bank of Queensland, Ltd.                 12,131     124,572       0.1%
    Bendigo & Adelaide Bank, Ltd.            15,415     146,736       0.1%
    BHP Billiton, Ltd.                       43,919   1,121,532       0.6%
    BHP Billiton, Ltd. Sponsored ADR          1,400      71,806       0.0%
    BlueScope Steel, Ltd.                    19,752      54,348       0.0%
    Boral, Ltd.                              32,205     160,426       0.1%
#   CIMIC Group, Ltd.                         1,194      19,772       0.0%
    Echo Entertainment Group, Ltd.           17,525      62,574       0.0%
#   Fortescue Metals Group, Ltd.             29,895      50,502       0.0%
    Incitec Pivot, Ltd.                      57,564     180,781       0.1%
    Lend Lease Group                         15,706     198,450       0.1%
    Macquarie Group, Ltd.                    22,275   1,364,835       0.7%
#   Metcash, Ltd.                            16,815      17,553       0.0%
    National Australia Bank, Ltd.            24,523     710,073       0.4%
    New Hope Corp., Ltd.                      2,727       4,695       0.0%
*   Newcrest Mining, Ltd.                    43,866     491,715       0.3%
    Oil Search, Ltd.                          8,897      56,483       0.0%
#   Orica, Ltd.                               9,378     148,619       0.1%
    Origin Energy, Ltd.                      29,313     293,003       0.2%
#   Primary Health Care, Ltd.                19,378      75,845       0.0%
*   Qantas Airways, Ltd.                     54,125     144,673       0.1%
    QBE Insurance Group, Ltd.                52,642     567,783       0.3%
    Rio Tinto, Ltd.                          14,838     668,857       0.3%
    Santos, Ltd.                             77,215     502,850       0.3%
    Seven West Media, Ltd.                    4,165       4,150       0.0%
#   Sims Metal Management, Ltd.               3,933      33,521       0.0%
    Suncorp Group, Ltd.                      46,463     480,491       0.2%
    Tabcorp Holdings, Ltd.                   32,522     124,939       0.1%
    Tatts Group, Ltd.                        63,570     202,498       0.1%
    Toll Holdings, Ltd.                      39,495     279,535       0.1%
    Treasury Wine Estates, Ltd.              22,039      96,658       0.0%
    Washington H Soul Pattinson & Co., Ltd.     924      10,832       0.0%
    Wesfarmers, Ltd.                         38,048   1,311,471       0.7%
    Woodside Petroleum, Ltd.                 41,118   1,133,919       0.6%
#   WorleyParsons, Ltd.                       2,603      23,895       0.0%
                                                    -----------       ---
TOTAL AUSTRALIA                                      11,491,004       5.9%
                                                    -----------       ---
AUSTRIA -- (0.2%)
    Erste Group Bank AG                       7,366     207,969       0.1%
    OMV AG                                    3,712     123,549       0.1%
#   Raiffeisen Bank International AG          3,171      52,639       0.0%
                                                    -----------       ---
TOTAL AUSTRIA                                           384,157       0.2%
                                                    -----------       ---
BELGIUM -- (1.4%)
#   Ageas                                     8,328     312,894       0.1%
    Belgacom SA                               4,459     166,075       0.1%
    Colruyt SA                                2,739     129,452       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
BELGIUM -- (Continued)
    Delhaize Group SA                         7,426 $  597,795       0.3%
*   KBC Groep NV                              8,050    529,636       0.3%
    Solvay SA                                 4,527    666,578       0.3%
#   UCB SA                                    2,374    171,006       0.1%
#   Umicore SA                                6,317    313,997       0.2%
                                                    ----------       ---
TOTAL BELGIUM                                        2,887,433       1.5%
                                                    ----------       ---
CANADA -- (8.0%)
    Agnico Eagle Mines, Ltd.                  1,781     53,964       0.0%
    Agrium, Inc.                              5,319    551,208       0.3%
    Bank of Montreal                         17,062  1,114,149       0.6%
    Barrick Gold Corp.(067901108)            68,283    889,045       0.5%
    Barrick Gold Corp.(2024644)               5,399     70,167       0.0%
*   BlackBerry, Ltd.(09228F103)               8,930     90,729       0.1%
#*  BlackBerry, Ltd.(BCBHZ31)                 4,071     41,334       0.0%
#   Bonavista Energy Corp.                    4,088     28,157       0.0%
    Cameco Corp.                             10,896    191,552       0.1%
    Canadian Natural Resources,
      Ltd.(136385101)                        49,828  1,656,781       0.9%
    Canadian Natural Resources,
      Ltd.(2171573)                           2,781     92,408       0.1%
    Canadian Oil Sands, Ltd.                  5,520     59,981       0.0%
#   Canadian Tire Corp., Ltd. Class A         5,217    552,574       0.3%
*   Catamaran Corp.(B3N9ZT8)                  2,552    151,461       0.1%
*   Catamaran Corp.(B8J4N87)                  1,000     59,378       0.0%
    Cenovus Energy, Inc.                     36,247    682,169       0.4%
#   Crescent Point Energy Corp.(B67C8W8)     11,772    307,448       0.2%
    Crescent Point Energy Corp.(22576C101)    8,654    225,869       0.1%
    Eldorado Gold Corp.                      18,295     90,743       0.1%
    Empire Co., Ltd.                          2,100    151,726       0.1%
    Encana Corp.                             58,024    824,521       0.4%
#   Enerplus Corp.(B584T89)                   5,540     70,071       0.0%
    Enerplus Corp.(292766102)                 4,121     51,966       0.0%
    Ensign Energy Services, Inc.              3,653     29,127       0.0%
    Fairfax Financial Holdings, Ltd.          1,347    735,742       0.4%
    First Quantum Minerals, Ltd.             32,330    495,199       0.3%
#   Genworth MI Canada, Inc.                  2,885     84,051       0.0%
    George Weston, Ltd.                       2,995    247,395       0.1%
    Goldcorp, Inc.(380956409)                 7,890    148,569       0.1%
    Goldcorp, Inc.(2676302)                   4,600     86,586       0.0%
#   Husky Energy, Inc.                       15,610    349,074       0.2%
#   Industrial Alliance Insurance &
      Financial Services, Inc.                4,674    170,108       0.1%
*   Kinross Gold Corp.                       39,783     96,613       0.1%
*   Lundin Mining Corp.                      17,290     85,984       0.0%
    Manulife Financial Corp.(56501R106)      24,300    442,503       0.2%
    Manulife Financial Corp.(2492519)        41,820    761,183       0.4%
    Maple Leaf Foods, Inc.                    2,967     56,930       0.0%
*   MEG Energy Corp.                          3,498     67,467       0.0%
#   Pacific Rubiales Energy Corp.            15,451     52,250       0.0%
    Pan American Silver Corp.(697900108)      3,470     33,034       0.0%
    Pan American Silver Corp.(2669272)        1,700     16,274       0.0%
#   Pengrowth Energy Corp.                   20,774     69,735       0.0%
#   Penn West Petroleum, Ltd.                13,997     34,804       0.0%
    Precision Drilling Corp.(B5YPLH9)         8,434     61,376       0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
CANADA -- (Continued)
    Precision Drilling Corp.(74022D308)      12,207 $    88,745       0.0%
#   Sun Life Financial, Inc.                 17,404     556,957       0.3%
    Suncor Energy, Inc.(867224107)           18,478     602,383       0.3%
    Suncor Energy, Inc.(B3NB1P2)             51,054   1,662,587       0.9%
    Talisman Energy, Inc.(87425E103)         39,863     317,708       0.2%
    Talisman Energy, Inc.(2068299)           19,748     157,624       0.1%
    Teck Resources, Ltd. Class B(878742204)   3,149      47,802       0.0%
    Teck Resources, Ltd. Class B(2879327)    17,290     262,109       0.1%
#   Thomson Reuters Corp.                    11,902     489,003       0.3%
*   Tourmaline Oil Corp.                      1,640      56,601       0.0%
    TransAlta Corp.(2901628)                  7,800      77,580       0.0%
    TransAlta Corp.(89346D107)               10,573     104,884       0.1%
    Trican Well Service, Ltd.                 3,300      13,949       0.0%
*   Turquoise Hill Resources, Ltd.            8,620      36,152       0.0%
#   Whitecap Resources, Inc.                 13,735     170,193       0.1%
    WSP Global, Inc.                          1,503      53,567       0.0%
    Yamana Gold, Inc.                        27,400     104,695       0.1%
                                                    -----------       ---
TOTAL CANADA                                         16,933,944       8.7%
                                                    -----------       ---
DENMARK -- (1.3%)
    AP Moeller - Maersk A.S. Class A            150     289,184       0.2%
    AP Moeller - Maersk A.S. Class B            285     565,607       0.3%
    Carlsberg A.S. Class B                    5,598     510,362       0.3%
    Danske Bank A.S.                          9,383     266,108       0.1%
#   FLSmidth & Co. A.S.                       1,010      43,148       0.0%
*   H Lundbeck A.S.                           1,633      31,763       0.0%
*   Jyske Bank A.S.                           2,796     136,917       0.1%
    Rockwool International A.S. Class B         152      20,139       0.0%
    TDC A.S.                                 56,370     429,168       0.2%
    Vestas Wind Systems A.S.                 10,629     482,104       0.3%
*   William Demant Holding A.S.                 618      50,819       0.0%
                                                    -----------       ---
TOTAL DENMARK                                         2,825,319       1.5%
                                                    -----------       ---
FINLAND -- (0.7%)
    Fortum Oyj                               29,848     589,420       0.3%
    Kesko Oyj Class B                         2,106      86,049       0.1%
#   Neste Oil Oyj                             6,224     169,281       0.1%
#   Stora Enso Oyj Class R                   42,234     444,440       0.2%
    UPM-Kymmene Oyj                          14,810     267,980       0.1%
                                                    -----------       ---
TOTAL FINLAND                                         1,557,170       0.8%
                                                    -----------       ---
FRANCE -- (8.3%)
#   AXA SA                                   66,570   1,683,278       0.9%
    BNP Paribas SA                           25,007   1,579,224       0.8%
    Bollore SA(4572709)                      27,000     154,306       0.1%
*   Bollore SA(BQR9N80)                         100         556       0.0%
#   Bouygues SA                              14,374     593,426       0.3%
    Casino Guichard Perrachon SA              4,146     366,620       0.2%
    Cie de Saint-Gobain                      32,376   1,471,395       0.7%
    Cie Generale des Etablissements Michelin  3,338     372,240       0.2%
    CNP Assurances                           13,107     235,578       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
FRANCE -- (Continued)
    Credit Agricole SA                       14,671 $   228,256       0.1%
    Eiffage SA                                  524      31,955       0.0%
    Electricite de France SA                  8,531     217,070       0.1%
#   GDF Suez                                 61,841   1,258,241       0.6%
#   Lafarge SA                               10,081     735,559       0.4%
    Lagardere SCA                             3,821     122,657       0.1%
    Natixis SA                               45,834     379,389       0.2%
    Orange SA                                81,445   1,341,506       0.7%
*   Peugeot SA                               26,590     502,700       0.3%
    Renault SA                               14,931   1,571,005       0.8%
    Rexel SA                                 13,254     249,793       0.1%
    SCOR SE                                   6,437     231,679       0.1%
    Societe Generale SA                      31,421   1,570,882       0.8%
    STMicroelectronics NV                    40,080     319,661       0.2%
    Total SA                                 23,291   1,261,207       0.6%
    Vallourec SA                              5,759     135,802       0.1%
    Vicat                                        80       5,769       0.0%
    Vivendi SA                               36,160     906,496       0.5%
                                                    -----------       ---
TOTAL FRANCE                                         17,526,250       9.0%
                                                    -----------       ---
GERMANY -- (6.9%)
#   Allianz SE                               14,626   2,489,559       1.3%
    Allianz SE ADR                           42,793     736,040       0.4%
    Bayerische Motoren Werke AG              15,609   1,841,309       0.9%
#   Bilfinger SE                                437      21,824       0.0%
*   Commerzbank AG                           28,761     388,012       0.2%
    Daimler AG                               40,269   3,871,730       2.0%
    Deutsche Bank AG(5750355)                20,495     655,468       0.3%
    Deutsche Bank AG(D18190898)               6,086     195,361       0.1%
*   Deutsche Lufthansa AG                    15,906     219,370       0.1%
    E.ON SE                                  42,353     659,352       0.3%
    Fraport AG Frankfurt Airport Services
      Worldwide                               2,675     169,191       0.1%
#   Hannover Rueck SE                         1,458     148,207       0.1%
    HeidelbergCement AG                       8,175     627,516       0.3%
    K+S AG                                    9,475     308,880       0.2%
    Metro AG                                  9,447     342,405       0.2%
#   Muenchener
      Rueckversicherungs-Gesellschaft AG      5,240   1,022,835       0.5%
    Osram Licht AG                            3,514     185,131       0.1%
    RWE AG                                    2,682      66,646       0.0%
#*  Talanx AG                                 4,291     136,499       0.1%
    Telefonica Deutschland Holding AG        22,387     138,746       0.1%
#   Volkswagen AG                             1,324     335,387       0.2%
                                                    -----------       ---
TOTAL GERMANY                                        14,559,468       7.5%
                                                    -----------       ---
HONG KONG -- (2.5%)
    Cathay Pacific Airways, Ltd.             86,000     221,233       0.1%
*   FIH Mobile, Ltd.                         20,000      10,608       0.0%
    Guoco Group, Ltd.                         1,000      12,243       0.0%
    Hang Lung Group, Ltd.                    36,000     190,831       0.1%
    Hang Lung Properties, Ltd.               62,000     209,196       0.1%
    Henderson Land Development Co., Ltd.     18,742     150,739       0.1%
    Hongkong & Shanghai Hotels (The)         19,052      27,925       0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
HONG KONG -- (Continued)
    Hopewell Holdings, Ltd.                   19,000 $   72,949       0.0%
    Hutchison Whampoa, Ltd.                   78,000  1,144,725       0.6%
    Kerry Logistics Network, Ltd.              7,750     12,462       0.0%
    Kerry Properties, Ltd.                    30,000    121,666       0.1%
    MTR Corp., Ltd.                           28,000    137,072       0.1%
    New World Development Co., Ltd.          478,474    633,397       0.3%
    Orient Overseas International, Ltd.        9,000     55,179       0.0%
    Shangri-La Asia, Ltd.                     86,000    130,655       0.1%
    Sino Land Co., Ltd.                       47,388     83,494       0.1%
    Sun Hung Kai Properties, Ltd.             56,362    936,814       0.5%
    Swire Pacific, Ltd. Class A               26,000    351,002       0.2%
    Swire Pacific, Ltd. Class B               22,500     57,286       0.0%
    Wharf Holdings, Ltd. (The)                59,635    430,827       0.2%
    Wheelock & Co., Ltd.                      61,000    342,310       0.2%
                                                     ----------       ---
TOTAL HONG KONG                                       5,332,613       2.8%
                                                     ----------       ---
IRELAND -- (0.2%)
*   Bank of Ireland                          624,908    241,573       0.1%
*   Bank of Ireland Sponsored ADR              5,075     77,343       0.0%
    CRH P.L.C. Sponsored ADR                   4,156    116,160       0.1%
                                                     ----------       ---
TOTAL IRELAND                                           435,076       0.2%
                                                     ----------       ---
ISRAEL -- (0.5%)
    Bank Hapoalim BM                          74,220    371,245       0.2%
*   Bank Leumi Le-Israel BM                   51,693    200,912       0.1%
*   Israel Discount Bank, Ltd. Class A        34,311     60,275       0.0%
*   Mizrahi Tefahot Bank, Ltd.                 5,621     62,871       0.0%
    Paz Oil Co., Ltd.                            104     15,909       0.0%
    Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR                            4,269    257,933       0.2%
                                                     ----------       ---
TOTAL ISRAEL                                            969,145       0.5%
                                                     ----------       ---
ITALY -- (1.3%)
#*  Banca Monte dei Paschi di Siena SpA       97,370     60,010       0.0%
*   Banco Popolare SC                          5,617     88,802       0.0%
    Eni SpA                                   19,514    374,393       0.2%
*   Finmeccanica SpA                           2,138     27,278       0.0%
    Mediobanca SpA                            30,536    296,430       0.2%
#*  Telecom Italia SpA                        56,405     66,573       0.0%
*   Telecom Italia SpA Sponsored ADR          24,800    291,400       0.2%
    UniCredit SpA                            140,141  1,005,950       0.5%
    Unione di Banche Italiane SCPA            61,957    491,776       0.3%
                                                     ----------       ---
TOTAL ITALY                                           2,702,612       1.4%
                                                     ----------       ---
JAPAN -- (19.3%)
    77 Bank, Ltd. (The)                        9,000     51,941       0.0%
    Aeon Co., Ltd.                            50,000    622,044       0.3%
    Aisin Seiki Co., Ltd.                     10,500    480,143       0.3%
    Alfresa Holdings Corp.                     5,600     83,925       0.1%
    Amada Holdings Co., Ltd.                  10,100    101,922       0.1%
    Aoyama Trading Co., Ltd.                   1,900     65,717       0.0%
    Asahi Glass Co., Ltd.                     30,000    201,899       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Asahi Kasei Corp.                         67,000 $  630,914       0.3%
    Bank of Kyoto, Ltd. (The)                  9,000     98,113       0.1%
    Bank of Yokohama, Ltd. (The)              52,000    330,021       0.2%
    Canon Marketing Japan, Inc.                2,000     37,569       0.0%
    Chiba Bank, Ltd. (The)                    25,000    205,460       0.1%
    Chugoku Bank, Ltd. (The)                   5,400     86,757       0.1%
    Citizen Holdings Co., Ltd.                13,400    106,043       0.1%
    Coca-Cola East Japan Co., Ltd.             2,800     52,324       0.0%
    Coca-Cola West Co., Ltd.                   2,800     44,548       0.0%
    COMSYS Holdings Corp.                      4,600     64,086       0.0%
*   Cosmo Oil Co., Ltd.                       34,000     50,407       0.0%
    Dai Nippon Printing Co., Ltd.             26,000    268,595       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)   25,900    425,690       0.2%
    Daido Steel Co., Ltd.                     15,000     71,724       0.0%
#   Daihatsu Motor Co., Ltd.                  10,900    157,891       0.1%
#   Daiichi Sankyo Co., Ltd.                  20,300    352,584       0.2%
    Denki Kagaku Kogyo K.K.                   16,000     65,331       0.0%
    DIC Corp.                                 29,000     87,739       0.1%
    Ebara Corp.                               15,000     66,683       0.0%
    Fuji Media Holdings, Inc.                  1,800     25,200       0.0%
    FUJIFILM Holdings Corp.                   13,100    493,438       0.3%
    Fujikura, Ltd.                             5,000     23,814       0.0%
    Fukuoka Financial Group, Inc.             25,000    143,631       0.1%
#   Fukuyama Transporting Co., Ltd.            8,000     45,331       0.0%
    Furukawa Electric Co., Ltd.               19,000     34,825       0.0%
    Glory, Ltd.                                1,200     33,213       0.0%
    Gunma Bank, Ltd. (The)                    12,000     84,975       0.1%
    H2O Retailing Corp.                        3,000     53,978       0.0%
    Hachijuni Bank, Ltd. (The)                17,000    132,527       0.1%
    Hankyu Hanshin Holdings, Inc.             38,000    229,371       0.1%
    Hiroshima Bank, Ltd. (The)                20,000    116,816       0.1%
    Hitachi Capital Corp.                      1,100     24,921       0.0%
    Hitachi Chemical Co., Ltd.                 4,600     89,037       0.1%
    Hitachi Construction Machinery Co., Ltd.   8,000    142,029       0.1%
    Hitachi Transport System, Ltd.               900     14,515       0.0%
    Hokkoku Bank, Ltd. (The)                   2,000      7,245       0.0%
    Hokuhoku Financial Group, Inc.            52,000    124,354       0.1%
    Honda Motor Co., Ltd.                     64,200  2,152,328       1.1%
    House Foods Group, Inc.                    1,600     32,674       0.0%
    Ibiden Co., Ltd.                           6,000    104,938       0.1%
    Idemitsu Kosan Co., Ltd.                   4,900     94,922       0.1%
    Inpex Corp.                               29,600    371,490       0.2%
    ITOCHU Corp.                              62,400    768,335       0.4%
    Iyo Bank, Ltd. (The)                       8,000     99,656       0.1%
    J Front Retailing Co., Ltd.               14,900    248,289       0.1%
    JFE Holdings, Inc.                        20,700    467,299       0.2%
    Joyo Bank, Ltd. (The)                     14,000     76,579       0.0%
    JX Holdings, Inc.                        122,527    533,566       0.3%
#   K's Holdings Corp.                           700     23,373       0.0%
    Kagoshima Bank, Ltd. (The)                 5,000     35,990       0.0%
    Kamigumi Co., Ltd.                         8,000     80,097       0.1%
    Kaneka Corp.                              12,000     83,663       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Kawasaki Kisen Kaisha, Ltd.               68,000 $  175,652       0.1%
    Keiyo Bank, Ltd. (The)                     4,000     23,677       0.0%
    Kinden Corp.                               2,000     28,091       0.0%
    Kirin Holdings Co., Ltd.                  12,800    169,423       0.1%
    Kobe Steel, Ltd.                         251,000    456,215       0.2%
    Konica Minolta, Inc.                      31,000    342,305       0.2%
    Kuraray Co., Ltd.                         22,400    302,909       0.2%
    Kyocera Corp.                              4,600    240,127       0.1%
#   LIXIL Group Corp.                         10,300    214,688       0.1%
    Marubeni Corp.                            54,800    339,325       0.2%
    Marui Group Co., Ltd.                      6,000     65,500       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.        1,400     50,975       0.0%
    Medipal Holdings Corp.                     4,200     57,298       0.0%
    Mitsubishi Chemical Holdings Corp.       106,100    660,603       0.3%
    Mitsubishi Corp.                          21,400    461,741       0.2%
    Mitsubishi Gas Chemical Co., Inc.         13,000     72,641       0.0%
    Mitsubishi Heavy Industries, Ltd.         63,000    349,065       0.2%
    Mitsubishi Materials Corp.                73,000    262,798       0.1%
    Mitsubishi UFJ Financial Group, Inc.     412,000  2,926,992       1.5%
    Mitsui & Co., Ltd.                        26,100    365,038       0.2%
    Mitsui Chemicals, Inc.                    56,000    185,135       0.1%
    Mitsui Engineering & Shipbuilding Co.,
      Ltd.                                     8,000     14,366       0.0%
    Mitsui Mining & Smelting Co., Ltd.        21,000     49,895       0.0%
#   Mitsui OSK Lines, Ltd.                    61,000    215,373       0.1%
    Mizuho Financial Group, Inc.             986,300  1,880,164       1.0%
    MS&AD Insurance Group Holdings, Inc.      10,650    304,771       0.2%
    Nagase & Co., Ltd.                         2,000     26,432       0.0%
    Nanto Bank, Ltd. (The)                     3,000     10,845       0.0%
    NEC Corp.                                147,000    489,071       0.3%
    NHK Spring Co., Ltd.                       9,900    113,341       0.1%
    Nikon Corp.                               14,400    204,746       0.1%
    Nippo Corp.                                2,000     33,448       0.0%
    Nippon Electric Glass Co., Ltd.           16,000     90,987       0.1%
    Nippon Express Co., Ltd.                  64,000    367,389       0.2%
    Nippon Paper Industries Co., Ltd.          4,100     71,496       0.0%
    Nippon Shokubai Co., Ltd.                  3,000     41,420       0.0%
    Nippon Steel & Sumitomo Metal Corp.      322,185    838,073       0.4%
    Nippon Yusen K.K.                        115,000    361,503       0.2%
    Nishi-Nippon City Bank, Ltd. (The)        18,000     57,356       0.0%
    Nissan Motor Co., Ltd.                   102,200  1,060,907       0.6%
    Nissan Shatai Co., Ltd.                    1,200     15,447       0.0%
    Nisshin Seifun Group, Inc.                 7,260     84,667       0.1%
    Nisshin Steel Co., Ltd.                    2,300     30,654       0.0%
    Nisshinbo Holdings, Inc.                   3,000     31,074       0.0%
    NOK Corp.                                  2,600     81,706       0.1%
    Nomura Holdings, Inc.                     72,200    468,391       0.3%
    Nomura Real Estate Holdings, Inc.          3,000     60,981       0.0%
    NTN Corp.                                 26,000    141,922       0.1%
    NTT DOCOMO, Inc.                          58,700  1,039,723       0.5%
    Oji Holdings Corp.                        53,000    235,714       0.1%
    Onward Holdings Co., Ltd.                  2,000     13,451       0.0%
    Otsuka Holdings Co., Ltd.                  7,900    249,360       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Rengo Co., Ltd.                            6,000 $   26,233       0.0%
    Resona Holdings, Inc.                     36,100    192,488       0.1%
    Ricoh Co., Ltd.                           55,800    576,678       0.3%
    Rohm Co., Ltd.                             2,700    187,285       0.1%
    Sankyo Co., Ltd.                           1,800     68,178       0.0%
    SBI Holdings, Inc.                         8,180    108,513       0.1%
    Seino Holdings Co., Ltd.                   5,000     57,395       0.0%
    Sekisui House, Ltd.                       37,500    581,275       0.3%
    Shiga Bank, Ltd. (The)                     4,000     21,043       0.0%
    Shinsei Bank, Ltd.                        32,000     65,482       0.0%
    Shizuoka Bank, Ltd. (The)                  5,000     55,046       0.0%
    Showa Denko K.K.                          88,000    120,295       0.1%
    Showa Shell Sekiyu K.K.                    3,900     37,620       0.0%
    SKY Perfect JSAT Holdings, Inc.            2,300     14,406       0.0%
    Sojitz Corp.                              34,370     67,207       0.0%
    Sompo Japan Nipponkoa Holdings, Inc.       6,400    209,087       0.1%
*   Sony Corp.                                 8,400    253,947       0.1%
*   Sony Corp. Sponsored ADR                   8,960    270,861       0.1%
    Sumitomo Bakelite Co., Ltd.                2,000      9,118       0.0%
    Sumitomo Chemical Co., Ltd.              112,000    629,882       0.3%
    Sumitomo Corp.                            16,200    191,285       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.        1,700     19,208       0.0%
    Sumitomo Electric Industries, Ltd.        46,200    652,721       0.3%
    Sumitomo Forestry Co., Ltd.                7,200     83,456       0.1%
    Sumitomo Heavy Industries, Ltd.           24,000    149,112       0.1%
    Sumitomo Metal Mining Co., Ltd.           21,000    307,801       0.2%
    Sumitomo Mitsui Financial Group, Inc.     53,400  2,331,689       1.2%
    Sumitomo Mitsui Trust Holdings, Inc.     103,030    453,532       0.2%
    Sumitomo Osaka Cement Co., Ltd.           14,000     45,597       0.0%
    Sumitomo Rubber Industries, Ltd.           8,700    161,310       0.1%
    Suzuki Motor Corp.                        11,600    374,936       0.2%
    T&D Holdings, Inc.                        42,100    607,494       0.3%
    Takashimaya Co., Ltd.                     12,000    111,989       0.1%
    TDK Corp.                                  8,800    633,883       0.3%
    Teijin, Ltd.                              67,000    227,597       0.1%
    Tokai Rika Co., Ltd.                       2,400     58,638       0.0%
    Tokio Marine Holdings, Inc.               14,500    591,102       0.3%
    Tokyo Broadcasting System Holdings, Inc.   1,700     22,282       0.0%
    Toppan Printing Co., Ltd.                 16,000    134,149       0.1%
    Toshiba TEC Corp.                         10,000     55,457       0.0%
    Tosoh Corp.                               35,000    187,644       0.1%
    Toyo Seikan Group Holdings, Ltd.           5,100     80,645       0.1%
    Toyoda Gosei Co., Ltd.                     1,900     43,959       0.0%
    Toyota Tsusho Corp.                       16,000    411,387       0.2%
    TS Tech Co., Ltd.                          1,800     53,603       0.0%
    TV Asahi Holdings Corp.                      700     12,917       0.0%
    Ube Industries, Ltd.                      42,000     69,680       0.0%
    UNY Group Holdings Co., Ltd.               5,300     29,969       0.0%
#   Ushio, Inc.                                4,100     53,765       0.0%
    Wacoal Holdings Corp.                      2,000     22,227       0.0%
#   Yamada Denki Co., Ltd.                    35,300    144,485       0.1%
#   Yamaguchi Financial Group, Inc.            7,000     87,744       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
JAPAN -- (Continued)
    Yamaha Corp.                              5,000 $    90,861       0.1%
    Yamato Kogyo Co., Ltd.                    1,600      37,645       0.0%
    Yamazaki Baking Co., Ltd.                 5,000      88,503       0.1%
    Yokohama Rubber Co., Ltd. (The)           7,000      75,324       0.0%
                                                    -----------      ----
TOTAL JAPAN                                          40,492,995      20.9%
                                                    -----------      ----
NETHERLANDS -- (2.6%)
    Aegon NV                                 51,287     404,649       0.2%
#   ArcelorMittal(B295F26)                   35,529     379,805       0.2%
#   ArcelorMittal(B03XPL1)                   41,451     441,099       0.2%
    Boskalis Westminster NV                   4,409     229,094       0.1%
    Fugro NV                                  1,469      42,248       0.0%
*   ING Groep NV                            109,394   1,678,272       0.9%
*   ING Groep NV Sponsored ADR               20,692     317,001       0.2%
    Koninklijke DSM NV                       12,633     720,468       0.4%
    Koninklijke KPN NV                       57,323     212,540       0.1%
    Koninklijke Philips NV(5986622)          22,102     633,095       0.3%
    Koninklijke Philips NV(500472303)        13,596     388,982       0.2%
    TNT Express NV                            3,513      29,987       0.0%
                                                    -----------      ----
TOTAL NETHERLANDS                                     5,477,240       2.8%
                                                    -----------      ----
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.     10,500      36,847       0.0%
    Contact Energy, Ltd.                     20,560      89,035       0.1%
    Fletcher Building, Ltd.                  13,758      87,090       0.0%
                                                    -----------      ----
TOTAL NEW ZEALAND                                       212,972       0.1%
                                                    -----------      ----
NORWAY -- (0.7%)
#   DNB ASA                                  15,850     281,578       0.1%
#   Norsk Hydro ASA                          27,092     128,302       0.1%
#   Petroleum Geo-Services ASA                2,320      15,404       0.0%
#   Seadrill, Ltd.                           10,357     135,573       0.1%
    Statoil ASA                              27,637     585,914       0.2%
*   Storebrand ASA                           20,270      71,669       0.0%
    Subsea 7 SA                              10,265     114,022       0.1%
    Yara International ASA                    1,994     102,168       0.1%
                                                    -----------      ----
TOTAL NORWAY                                          1,434,630       0.7%
                                                    -----------      ----
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA                  40,541          --       0.0%
    EDP Renovaveis SA                        22,018     153,913       0.1%
                                                    -----------      ----
TOTAL PORTUGAL                                          153,913       0.1%
                                                    -----------      ----
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                         47,000     130,793       0.1%
    City Developments, Ltd.                  18,000     144,827       0.1%
    DBS Group Holdings, Ltd.                 46,592     740,364       0.4%
    Golden Agri-Resources, Ltd.             277,000      87,630       0.0%
    Hutchison Port Holdings Trust           215,000     144,858       0.1%
*   Neptune Orient Lines, Ltd.                7,000       5,990       0.0%
    Noble Group, Ltd.                       257,000     167,363       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SINGAPORE -- (Continued)
    Olam International, Ltd.                  13,000 $   19,827       0.0%
    OUE, Ltd.                                  3,000      5,007       0.0%
    Singapore Airlines, Ltd.                  36,800    339,082       0.2%
    United Industrial Corp., Ltd.             24,000     62,174       0.0%
    UOL Group, Ltd.                           12,799     76,960       0.0%
    Venture Corp., Ltd.                       10,000     63,776       0.0%
    Wilmar International, Ltd.                58,000    142,455       0.1%
                                                     ----------       ---
TOTAL SINGAPORE                                       2,131,106       1.1%
                                                     ----------       ---
SPAIN -- (2.1%)
*   Acciona SA                                   930     70,358       0.0%
#   Banco de Sabadell SA                     271,293    725,560       0.4%
    Banco Popular Espanol SA                  57,424    298,779       0.2%
    Banco Santander SA                        46,608    352,380       0.2%
    CaixaBank SA                              40,067    200,956       0.1%
    Iberdrola SA                             282,717  1,892,307       1.0%
    Mapfre SA                                 76,447    284,084       0.1%
    Repsol SA                                 31,915    657,891       0.3%
                                                     ----------       ---
TOTAL SPAIN                                           4,482,315       2.3%
                                                     ----------       ---
SWEDEN -- (2.8%)
    Boliden AB                                23,836    517,853       0.3%
    ICA Gruppen AB                             1,636     60,689       0.0%
    Meda AB Class A                           12,823    215,239       0.1%
    Nordea Bank AB                            52,864    671,645       0.3%
#   Saab AB Class B                              854     22,044       0.0%
    Skandinaviska Enskilda Banken AB Class A  64,662    817,112       0.4%
#*  SSAB AB Class A                            5,533     33,472       0.0%
*   SSAB AB Class B                            2,545     13,218       0.0%
    Svenska Cellulosa AB SCA Class A             318      8,062       0.0%
    Svenska Cellulosa AB SCA Class B          42,476  1,074,429       0.6%
    Svenska Handelsbanken AB Class A           7,756    358,009       0.2%
    Swedbank AB Class A                       14,822    344,651       0.2%
    Tele2 AB Class B                          21,048    280,733       0.1%
    Telefonaktiebolaget LM Ericsson Class A      164      1,723       0.0%
    Telefonaktiebolaget LM Ericsson Class B   65,764    719,246       0.4%
    Telefonaktiebolaget LM Ericsson
      Sponsored ADR                           30,813    336,478       0.2%
    TeliaSonera AB                            60,447    375,807       0.2%
                                                     ----------       ---
TOTAL SWEDEN                                          5,850,410       3.0%
                                                     ----------       ---
SWITZERLAND -- (8.3%)
    ABB, Ltd.                                 72,246  1,583,086       0.8%
    Adecco SA                                 11,017    897,849       0.5%
    Aryzta AG                                  5,907    398,587       0.2%
    Baloise Holding AG                         2,594    337,573       0.2%
    Cie Financiere Richemont SA               12,757  1,137,069       0.6%
    Clariant AG                               22,062    484,364       0.3%
    Credit Suisse Group AG                    21,110    558,720       0.3%
*   Dufry AG                                     338     49,698       0.0%
    Helvetia Holding AG                           59     33,520       0.0%
    Holcim, Ltd.                              13,089  1,051,445       0.5%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
SWITZERLAND -- (Continued)
    Julius Baer Group, Ltd.                  5,422 $    283,792       0.1%
    Lonza Group AG                           3,945      557,784       0.3%
    Novartis AG                             32,311    3,298,052       1.7%
    Novartis AG ADR                          1,161      118,190       0.1%
    OC Oerlikon Corp. AG                     1,284       16,797       0.0%
    Sulzer AG                                1,072      119,622       0.1%
    Swatch Group AG (The)(7184736)           1,956      173,312       0.1%
    Swatch Group AG (The)(7184725)             894      399,667       0.2%
    Swiss Life Holding AG                      864      205,028       0.1%
    Swiss Re AG                             19,881    1,763,591       0.9%
    Syngenta AG                              1,629      545,111       0.3%
*   UBS Group AG(H42097107)                 10,891      218,582       0.1%
    UBS Group AG(BRJL176)                   60,854    1,215,700       0.6%
    Zurich Insurance Group AG                6,258    1,931,552       1.0%
                                                   ------------      ----
TOTAL SWITZERLAND                                    17,378,691       9.0%
                                                   ------------      ----
UNITED KINGDOM -- (16.4%)
    Anglo American P.L.C.                   62,057    1,051,401       0.5%
    Aviva P.L.C.                            35,988      289,543       0.1%
    Barclays P.L.C.                            293        1,146       0.0%
    Barclays P.L.C. Sponsored ADR          159,840    2,515,882       1.3%
    Barratt Developments P.L.C.             18,885      149,821       0.1%
    BP P.L.C. Sponsored ADR                175,663    7,581,615       3.9%
    Carnival P.L.C.                          3,014      137,128       0.1%
    Carnival P.L.C. ADR                      2,954      133,787       0.1%
    Glencore P.L.C.                        188,091      893,538       0.5%
    HSBC Holdings P.L.C. Sponsored ADR      98,961    4,911,435       2.5%
    Investec P.L.C.                          6,563       62,669       0.0%
    J Sainsbury P.L.C.                      98,428      409,271       0.2%
    Kingfisher P.L.C.                      162,816      874,734       0.5%
    Lloyds Banking Group P.L.C.             71,659       84,864       0.0%
    Lloyds Banking Group P.L.C. ADR        357,478    1,705,170       0.9%
    Old Mutual P.L.C.                      101,877      365,443       0.2%
*   Royal Bank of Scotland Group P.L.C.     14,067       72,881       0.0%
*   Royal Bank of Scotland Group P.L.C.
      Sponsored ADR                         18,812      194,516       0.1%
#   Royal Dutch Shell P.L.C.
      ADR(B03MM73)                          44,928    2,901,900       1.5%
    Royal Dutch Shell P.L.C.
      ADR(780259206)                        55,539    3,522,839       1.8%
    Standard Chartered P.L.C.               88,904    1,455,554       0.7%
    Vedanta Resources P.L.C.                 3,221       30,937       0.0%
    Vodafone Group P.L.C.                1,032,065    3,636,177       1.9%
    Vodafone Group P.L.C. Sponsored ADR     25,108      883,795       0.5%
    WM Morrison Supermarkets P.L.C.        185,302      528,348       0.3%
                                                   ------------      ----
TOTAL UNITED KINGDOM                                 34,394,394      17.7%
                                                   ------------      ----
TOTAL COMMON STOCKS                                 189,612,857      97.7%
                                                   ------------      ----
PREFERRED STOCKS -- (1.0%)

GERMANY -- (1.0%)
    Bayerische Motoren Werke AG              1,838      167,954       0.1%
    Porsche Automobil Holding SE             2,278      216,144       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
GERMANY -- (Continued)
#     Volkswagen AG                          6,774 $  1,743,937        0.9%
                                                   ------------      -----
TOTAL GERMANY                                         2,128,035        1.1%
                                                   ------------      -----
TOTAL PREFERRED STOCKS                                2,128,035        1.1%
                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Seven West Media, Ltd. Rights
        05/28/15                             3,152           --        0.0%
                                                   ------------      -----
SPAIN -- (0.0%)
*     Banco Popular Espanol SA Rights       57,423        1,096        0.0%
*     Banco Santander SA Rights 04/28/15    46,607        7,686        0.0%
                                                   ------------      -----
TOTAL SPAIN                                               8,782        0.0%
                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                     8,782        0.0%
                                                   ------------      -----

                                                     VALUE+
                                                   ------------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund     1,599,359   18,504,580        9.5%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $202,119,673)                              $210,254,254      108.3%
                                                   ============      =====

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Common Stocks
    Australia                     $    71,806 $ 11,419,198   --    $ 11,491,004
    Austria                                --      384,157   --         384,157
    Belgium                                --    2,887,433   --       2,887,433
    Canada                         16,933,944           --   --      16,933,944
    Denmark                                --    2,825,319   --       2,825,319
    Finland                                --    1,557,170   --       1,557,170
    France                                556   17,525,694   --      17,526,250
    Germany                           931,401   13,628,067   --      14,559,468
    Hong Kong                              --    5,332,613   --       5,332,613
    Ireland                           193,503      241,573   --         435,076
    Israel                            257,933      711,212   --         969,145
    Italy                             291,400    2,411,212   --       2,702,612
    Japan                             270,861   40,222,134   --      40,492,995
    Netherlands                     1,085,788    4,391,452   --       5,477,240
    New Zealand                            --      212,972   --         212,972
    Norway                            135,573    1,299,057   --       1,434,630
    Portugal                               --      153,913   --         153,913
    Singapore                              --    2,131,106   --       2,131,106
    Spain                                  --    4,482,315   --       4,482,315
    Sweden                            336,478    5,513,932   --       5,850,410
    Switzerland                       336,772   17,041,919   --      17,378,691
    United Kingdom                 24,350,939   10,043,455   --      34,394,394
 Preferred Stocks
    Germany                                --    2,128,035   --       2,128,035
 Rights/Warrants
    Australia                              --           --   --              --
    Spain                                  --        8,782   --           8,782
 Securities Lending Collateral             --   18,504,580   --      18,504,580
                                  ----------- ------------   --    ------------
 TOTAL                            $45,196,954 $165,057,300   --    $210,254,254
                                  =========== ============   ==    ============

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                              SHARES  VALUE++  OF NET ASSETS**
                                              ------- -------- ---------------
COMMON STOCKS -- (88.9%)

AUSTRALIA -- (5.1%)
    Adelaide Brighton, Ltd.                    40,999 $146,057       0.1%
*   AED Oil, Ltd.                               4,139       --       0.0%
    Ainsworth Game Technology, Ltd.             8,468   18,674       0.0%
#*  Alkane Resources, Ltd.                     19,700    4,215       0.0%
#   ALS, Ltd.                                  13,602   56,183       0.0%
    Altium, Ltd.                               10,936   44,897       0.0%
    Amalgamated Holdings, Ltd.                  5,533   54,663       0.0%
#   Amcom Telecommunications, Ltd.             19,211   34,815       0.0%
    Ansell, Ltd.                               10,331  212,614       0.2%
*   APN News & Media, Ltd.                     73,867   54,895       0.0%
#*  Aquarius Platinum, Ltd.                    55,455    7,544       0.0%
#   ARB Corp., Ltd.                             6,754   66,980       0.1%
    Ardent Leisure Group                       34,120   53,420       0.0%
    Arrium, Ltd.                              211,294   28,820       0.0%
#   Atlas Iron, Ltd.                           49,744    4,724       0.0%
#   Ausdrill, Ltd.                             21,215    7,445       0.0%
*   Ausenco, Ltd.                               6,384    1,434       0.0%
    Austal, Ltd.                               11,584   18,184       0.0%
    Austbrokers Holdings, Ltd.                  7,497   50,653       0.0%
#   Austin Engineering, Ltd.                    1,943    1,108       0.0%
*   Australian Agricultural Co., Ltd.          35,981   46,043       0.0%
    Australian Pharmaceutical Industries,
      Ltd.                                     47,133   62,344       0.1%
    Auswide Bank, Ltd.                            777    3,313       0.0%
    Automotive Holdings Group, Ltd.            21,427   72,083       0.1%
    AVJennings, Ltd.                           30,044   14,992       0.0%
*   AWE, Ltd.                                  53,433   60,119       0.1%
#   BC Iron, Ltd.                              16,407    5,450       0.0%
    Beach Energy, Ltd.                        139,344  121,544       0.1%
    Beadell Resources, Ltd.                    69,221   12,543       0.0%
#   Bega Cheese, Ltd.                           9,353   35,652       0.0%
*   Billabong International, Ltd.              43,292   21,180       0.0%
    Blackmores, Ltd.                            1,296   65,251       0.1%
#*  Boart Longyear, Ltd.                       30,454    4,763       0.0%
*   Boom Logistics, Ltd.                       20,098    1,747       0.0%
#   Bradken, Ltd.                              21,442   38,564       0.0%
    Breville Group, Ltd.                        7,643   46,265       0.0%
    Brickworks, Ltd.                            2,046   23,657       0.0%
    BT Investment Management, Ltd.              7,784   58,597       0.0%
#   Cabcharge Australia, Ltd.                   9,538   33,982       0.0%
#   Cardno, Ltd.                               15,729   42,727       0.0%
*   Carnarvon Petroleum, Ltd.                   6,703      635       0.0%
#   carsales.com, Ltd.                         12,426   92,827       0.1%
#   Cash Converters International, Ltd.        15,875   10,807       0.0%
    Cedar Woods Properties, Ltd.                6,587   27,860       0.0%
*   Coal of Africa, Ltd.                       22,474      874       0.0%
    Codan, Ltd.                                 2,725    2,470       0.0%
    Corporate Travel Management, Ltd.           4,043   34,083       0.0%
    CSG, Ltd.                                  14,081   17,742       0.0%
    CSR, Ltd.                                  39,692  114,076       0.1%
#*  Cudeco, Ltd.                                4,262    4,756       0.0%
    Decmil Group, Ltd.                          8,327    7,571       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
AUSTRALIA -- (Continued)
    Dick Smith Holdings, Ltd.                 10,562 $ 17,411       0.0%
    Domino's Pizza Enterprises, Ltd.           4,660  134,118       0.1%
    Downer EDI, Ltd.                          36,327  126,321       0.1%
*   Drillsearch Energy, Ltd.                  45,211   43,014       0.0%
    DuluxGroup, Ltd.                          29,769  148,478       0.1%
    Echo Entertainment Group, Ltd.            50,672  180,927       0.1%
*   Elders, Ltd.                               1,583    3,637       0.0%
*   Emeco Holdings, Ltd.                      37,864    2,972       0.0%
*   Energy World Corp., Ltd.                  50,545   17,364       0.0%
    Equity Trustees, Ltd.                      1,194   20,591       0.0%
    ERM Power, Ltd.                           19,540   39,060       0.0%
    Evolution Mining, Ltd.                     9,266    7,394       0.0%
    Fairfax Media, Ltd.                      198,178  163,064       0.1%
#   Fleetwood Corp., Ltd.                      6,315    6,521       0.0%
#   FlexiGroup, Ltd.                           6,860   18,417       0.0%
*   Flinders Mines, Ltd.                     135,740    1,612       0.0%
#   G8 Education, Ltd.                        16,743   47,519       0.0%
*   Galaxy Resources, Ltd.                    21,890      517       0.0%
    GrainCorp, Ltd. Class A                   15,146  118,070       0.1%
#   Greencross, Ltd.                           2,164   11,327       0.0%
    GUD Holdings, Ltd.                         8,982   56,126       0.0%
#   GWA Group, Ltd.                           26,214   51,567       0.0%
    Hills, Ltd.                               26,079   14,023       0.0%
*   Horizon Oil, Ltd.                         75,236    7,130       0.0%
#   iiNET, Ltd.                               11,907   93,132       0.1%
#   Iluka Resources, Ltd.                     27,461  174,991       0.1%
*   Imdex, Ltd.                               13,781    3,695       0.0%
    IMF Bentham, Ltd.                         13,775   20,293       0.0%
    Independence Group NL                     25,117  117,202       0.1%
#*  Infigen Energy                            14,000    3,373       0.0%
#   Infomedia, Ltd.                           29,538   29,061       0.0%
*   Intrepid Mines, Ltd.                       1,323      130       0.0%
#   Invocare, Ltd.                             7,742   81,817       0.1%
#   IOOF Holdings, Ltd.                       20,646  163,803       0.1%
#   Iress, Ltd.                                9,257   75,917       0.1%
#   JB Hi-Fi, Ltd.                             7,902  122,062       0.1%
#*  Karoon Gas Australia, Ltd.                 5,930   12,778       0.0%
*   Kingsgate Consolidated, Ltd.              11,507    6,463       0.0%
#*  Lynas Corp., Ltd.                         10,000      351       0.0%
#   M2 Group, Ltd.                            13,792  119,353       0.1%
    MACA, Ltd.                                 3,463    2,448       0.0%
*   Macmahon Holdings, Ltd.                   69,831    2,385       0.0%
    Macquarie Atlas Roads Group               36,744   94,201       0.1%
#   Magellan Financial Group, Ltd.             8,522  133,748       0.1%
*   Mayne Pharma Group, Ltd.                  67,597   57,564       0.0%
    McMillan Shakespeare, Ltd.                 8,031   73,310       0.1%
*   Medusa Mining, Ltd.                        7,354    5,432       0.0%
#*  Mesoblast, Ltd.                            7,543   21,367       0.0%
#   Metcash, Ltd.                             81,663   85,245       0.1%
    Mincor Resources NL                       14,047    6,320       0.0%
*   Mineral Deposits, Ltd.                     3,797    2,235       0.0%
#   Mineral Resources, Ltd.                   13,856   70,442       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
AUSTRALIA -- (Continued)
#   MMA Offshore, Ltd.                        18,410 $ 10,121       0.0%
#   Monadelphous Group, Ltd.                   7,985   62,230       0.1%
    Mortgage Choice, Ltd.                     10,500   22,846       0.0%
#   Mount Gibson Iron, Ltd.                   65,404   10,433       0.0%
#   Myer Holdings, Ltd.                       78,652   85,925       0.1%
    Navitas, Ltd.                             19,169   69,765       0.1%
    New Hope Corp., Ltd.                      15,030   25,877       0.0%
    NIB Holdings, Ltd.                        27,676   79,796       0.1%
    Northern Star Resources, Ltd.             63,127  112,265       0.1%
#   NRW Holdings, Ltd.                        16,092    2,403       0.0%
    Nufarm, Ltd.                              20,029  114,793       0.1%
*   Oberbank AG                                   69    3,978       0.0%
*   Orocobre, Ltd.                             7,187   13,863       0.0%
    OZ Minerals, Ltd.                         35,619  131,127       0.1%
    OzForex Group, Ltd.                       19,585   34,979       0.0%
#   Pacific Brands, Ltd.                      98,336   33,630       0.0%
#*  Paladin Energy, Ltd.                     190,272   52,135       0.0%
#   PanAust, Ltd.                             15,632   21,362       0.0%
    Panoramic Resources, Ltd.                  8,860    3,617       0.0%
    Peet, Ltd.                                19,305   17,410       0.0%
#   Perpetual, Ltd.                            3,854  164,128       0.1%
*   Perseus Mining, Ltd.                      28,599    8,817       0.0%
#*  Platinum Australia, Ltd.                  23,193      110       0.0%
*   PMP, Ltd.                                 17,571    5,948       0.0%
    Premier Investments, Ltd.                  8,397   84,615       0.1%
#   Primary Health Care, Ltd.                 50,542  197,821       0.1%
    Prime Media Group, Ltd.                   30,543   20,649       0.0%
    Programmed Maintenance Services, Ltd.      4,827   10,662       0.0%
*   Qantas Airways, Ltd.                      35,785   95,651       0.1%
    Qube Holdings, Ltd.                       36,157   79,433       0.1%
    RCG Corp., Ltd.                           24,487   19,551       0.0%
    RCR Tomlinson, Ltd.                       10,693   15,819       0.0%
#   Reckon, Ltd.                               1,448    2,323       0.0%
*   Red Fork Energy, Ltd.                      6,630       24       0.0%
*   Regis Resources, Ltd.                     22,571   22,576       0.0%
#   Reject Shop, Ltd. (The)                    1,897    9,737       0.0%
*   Resolute Mining, Ltd.                     79,046   21,323       0.0%
    Retail Food Group, Ltd.                   14,799   81,040       0.1%
    Ridley Corp., Ltd.                        33,330   29,747       0.0%
    SAI Global, Ltd.                          17,990   55,966       0.0%
    Salmat, Ltd.                               3,642    2,215       0.0%
*   Samson Oil & Gas, Ltd.                    76,724      489       0.0%
    Sandfire Resources NL                     10,113   39,128       0.0%
*   Saracen Mineral Holdings, Ltd.            36,822   13,332       0.0%
    Select Harvests, Ltd.                      4,176   29,601       0.0%
*   Senex Energy, Ltd.                        69,792   22,108       0.0%
    Servcorp, Ltd.                             1,569    7,885       0.0%
    Service Stream, Ltd.                      25,993    4,411       0.0%
    Seven Group Holdings, Ltd.                 8,164   47,260       0.0%
    Seven West Media, Ltd.                    63,599   63,369       0.1%
    Sigma Pharmaceuticals, Ltd.              129,270   88,630       0.1%
*   Silex Systems, Ltd.                        1,112      461       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
AUSTRALIA -- (Continued)
#*  Silver Lake Resources, Ltd.               25,841 $    3,641       0.0%
#   Sims Metal Management, Ltd.               13,980    119,151       0.1%
    Sirtex Medical, Ltd.                       4,652     77,737       0.1%
    Skilled Group, Ltd.                       14,670     14,933       0.0%
#   Slater & Gordon, Ltd.                     22,893    114,635       0.1%
#   SMS Management & Technology, Ltd.          6,207     16,026       0.0%
    Southern Cross Media Group, Ltd.          67,418     56,843       0.0%
    Spark Infrastructure Group               114,456    176,010       0.1%
    Specialty Fashion Group, Ltd.             19,600      7,981       0.0%
#*  St Barbara, Ltd.                          26,761      8,411       0.0%
    Steadfast Group, Ltd.                     16,648     19,767       0.0%
    STW Communications Group, Ltd.            29,890     15,181       0.0%
*   Sundance Energy Australia, Ltd.           47,232     22,305       0.0%
    Sunland Group, Ltd.                       14,139     21,061       0.0%
#   Super Retail Group, Ltd.                  11,908     92,697       0.1%
    Tabcorp Holdings, Ltd.                    62,084    238,506       0.2%
*   Tap Oil, Ltd.                             20,587      4,856       0.0%
    Tassal Group, Ltd.                        11,741     29,956       0.0%
    Technology One, Ltd.                      23,020     70,679       0.1%
#*  Ten Network Holdings, Ltd.               186,849     30,232       0.0%
#   TFS Corp., Ltd.                           32,166     42,291       0.0%
#*  Tiger Resources, Ltd.                    103,721      4,793       0.0%
    Tox Free Solutions, Ltd.                   8,871     21,183       0.0%
*   Transfield Services, Ltd.                 57,764     65,538       0.1%
    Transpacific Industries Group, Ltd.      140,011     84,508       0.1%
    Treasury Wine Estates, Ltd.                7,763     34,047       0.0%
*   Troy Resources, Ltd.                       2,843      1,001       0.0%
#   UGL, Ltd.                                  8,011     11,007       0.0%
    UXC, Ltd.                                 17,099     10,143       0.0%
#   Village Roadshow, Ltd.                    10,695     47,455       0.0%
*   Virgin Australia Holdings, Ltd.          110,192         --       0.0%
*   Virgin Australia Holdings, Ltd.
      (B43DQC7)                               62,219     25,069       0.0%
#   Virtus Health, Ltd.                        4,930     29,712       0.0%
#   Vocus Communications, Ltd.                 7,511     34,394       0.0%
    Watpac, Ltd.                               6,412      3,908       0.0%
    Western Areas, Ltd.                       25,331     73,528       0.1%
#*  White Energy Co., Ltd.                     9,723      2,015       0.0%
#*  Whitehaven Coal, Ltd.                     44,128     57,515       0.0%
                                                     ----------       ---
TOTAL AUSTRALIA                                       8,610,239       5.6%
                                                     ----------       ---
AUSTRIA -- (0.8%)
    Agrana Beteiligungs AG                       319     29,022       0.0%
    Atrium European Real Estate, Ltd.         11,257     55,248       0.0%
    Austria Technologie & Systemtechnik AG     2,825     44,851       0.0%
    BUWOG AG                                     358      7,238       0.0%
#   Conwert Immobilien Invest SE               7,656     96,788       0.1%
    DO & CO AG                                   419     30,989       0.0%
    EVN AG                                     2,083     23,703       0.0%
    Flughafen Wien AG                            149     13,436       0.0%
*   IMMOFINANZ AG                              7,160     21,539       0.0%
*   Kapsch TrafficCom AG                         127      2,850       0.0%
    Lenzing AG                                 1,141     77,742       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
AUSTRIA -- (Continued)
    Mayr Melnhof Karton AG                      840 $   97,446       0.1%
    Oberbank AG                               1,045     60,247       0.1%
#   Oesterreichische Post AG                  2,302    112,015       0.1%
    Palfinger AG                              1,513     45,498       0.0%
    Porr AG                                     318     18,887       0.0%
    RHI AG                                    2,079     59,587       0.0%
    S IMMO AG                                 5,806     54,313       0.0%
    Schoeller-Bleckmann Oilfield Equipment
      AG                                        838     59,077       0.0%
#   Semperit AG Holding                       1,361     62,237       0.1%
    Strabag SE                                1,012     23,604       0.0%
    UNIQA Insurance Group AG                 11,622    114,165       0.1%
    Wienerberger AG                          11,751    190,971       0.1%
    Zumtobel Group AG                         2,862     78,285       0.1%
                                                    ----------       ---
TOTAL AUSTRIA                                        1,379,738       0.9%
                                                    ----------       ---
BELGIUM -- (1.4%)
*   Ablynx NV                                 4,354     48,021       0.0%
    Ackermans & van Haaren NV                 2,310    282,317       0.2%
*   AGFA-Gevaert NV                          15,370     38,506       0.0%
    Banque Nationale de Belgique                 20     74,661       0.1%
    Barco NV                                  1,156     78,144       0.1%
*   BHF Kleinwort Benson Group                1,854      8,851       0.0%
    Cie d'Entreprises CFE                       822     88,939       0.1%
    Cie Immobiliere de Belgique SA              200     11,661       0.0%
    Cie Maritime Belge SA                     1,500     20,961       0.0%
    D'ieteren SA                              2,276     88,775       0.1%
    Deceuninck NV                             6,500     14,168       0.0%
    Econocom Group SA                         7,084     61,953       0.0%
    Elia System Operator SA                   2,535    112,492       0.1%
*   Euronav NV                                8,603    118,386       0.1%
    EVS Broadcast Equipment SA                1,309     51,191       0.0%
    Exmar NV                                  2,768     29,172       0.0%
    Fagron                                    3,567    157,661       0.1%
*   Galapagos NV                                974     41,440       0.0%
*   Ion Beam Applications                     1,765     43,845       0.0%
    Kinepolis Group NV                        2,000     77,528       0.1%
    Lotus Bakeries                               24     33,805       0.0%
    Melexis NV                                2,002    123,594       0.1%
*   Mobistar SA                               2,853     54,260       0.0%
#   NV Bekaert SA                             5,497    159,699       0.1%
*   Nyrstar NV                               41,403    162,820       0.1%
    Recticel SA                               1,421      6,763       0.0%
*   Roularta Media Group NV                     455      7,476       0.0%
    Sipef SA                                    540     30,765       0.0%
#*  Tessenderlo Chemie NV                     3,841    126,423       0.1%
#*  ThromboGenics NV                          2,924     17,496       0.0%
#   Umicore SA                                2,113    105,030       0.1%
#   Van de Velde NV                             890     53,168       0.0%
*   Viohalco SA                               9,200     27,393       0.0%
                                                    ----------       ---
TOTAL BELGIUM                                        2,357,364       1.5%
                                                    ----------       ---

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (7.3%)
*   5N Plus, Inc.                             2,300 $  3,870       0.0%
    Absolute Software Corp.                   2,400   19,733       0.0%
    Acadian Timber Corp.                        500    7,874       0.0%
*   Advantage Oil & Gas, Ltd.                21,179  131,129       0.1%
    Aecon Group, Inc.                         5,091   55,320       0.0%
#   AG Growth International, Inc.             1,006   43,600       0.0%
#   AGF Management, Ltd. Class B              7,733   49,481       0.0%
    AGT Food & Ingredients, Inc.              1,730   38,271       0.0%
    Akita Drilling, Ltd. Class A              1,200   10,767       0.0%
*   Alacer Gold Corp.                        19,885   44,995       0.0%
    Alamos Gold, Inc.                        12,769   88,266       0.1%
#   Alaris Royalty Corp.                        900   25,922       0.0%
#   Algonquin Power & Utilities Corp.        11,549   94,096       0.1%
#   Altius Minerals Corp.                     1,000   10,543       0.0%
#   Altus Group, Ltd.                         2,300   38,470       0.0%
#*  Argonaut Gold, Inc.                       9,592   16,139       0.0%
#*  Asanko Gold, Inc.                         2,901    4,280       0.0%
#*  Athabasca Oil Corp.                      13,445   24,628       0.0%
*   ATS Automation Tooling Systems, Inc.      9,760  107,671       0.1%
    AuRico Gold, Inc.                        23,822   83,125       0.1%
#   AutoCanada, Inc.                          1,300   43,046       0.0%
#*  Avigilon Corp.                            3,800   65,575       0.1%
    Axia NetMedia Corp.                       4,000   10,642       0.0%
*   B2Gold Corp.                             69,414  108,738       0.1%
#   Badger Daylighting, Ltd.                  1,800   44,668       0.0%
#*  Ballard Power Systems, Inc.               3,700    8,249       0.0%
*   Bankers Petroleum, Ltd.                  32,396   96,396       0.1%
*   Bellatrix Exploration, Ltd.              11,156   35,045       0.0%
*   Birchcliff Energy, Ltd.                   7,200   52,038       0.0%
#   Bird Construction, Inc.                   3,138   29,780       0.0%
#   Black Diamond Group, Ltd.                 2,510   35,221       0.0%
*   BlackPearl Resources, Inc.               31,370   31,721       0.0%
#   BMTC Group, Inc. Class A                    850   11,625       0.0%
*   BNK Petroleum, Inc.                       3,400    1,973       0.0%
#   Bonavista Energy Corp.                    9,378   64,593       0.1%
#   Bonterra Energy Corp.                     2,261   72,281       0.1%
    Boralex, Inc. Class A                     2,200   25,255       0.0%
#   Calfrac Well Services, Ltd.               5,244   43,638       0.0%
    Calvalley Petroleum, Inc. Class A         2,013    1,585       0.0%
    Canaccord Genuity Group, Inc.             9,250   53,131       0.0%
#*  Canacol Energy, Ltd.                      8,550   27,850       0.0%
#   Canadian Energy Services & Technology
      Corp.                                  14,133   71,339       0.1%
    Canadian Western Bank                     6,116  159,021       0.1%
    Canam Group, Inc. Class A                 3,600   40,938       0.0%
    CanElson Drilling, Inc.                   7,191   27,417       0.0%
#   Canexus Corp.                            23,272   38,578       0.0%
    Canfor Pulp Products, Inc.                3,143   40,144       0.0%
    Canyon Services Group, Inc.               5,900   40,197       0.0%
    Capital Power Corp.                       6,280  129,348       0.1%
    Capstone Infrastructure Corp.            10,094   30,955       0.0%
*   Capstone Mining Corp.                    29,312   40,816       0.0%
    Cascades, Inc.                            7,385   42,847       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
#   Cathedral Energy Services, Ltd.             511 $  1,000       0.0%
    CCL Industries, Inc. Class B                290   33,341       0.0%
*   Celestica, Inc.                          20,200  246,619       0.2%
    Centerra Gold, Inc.                      13,811   71,430       0.1%
*   Cequence Energy, Ltd.                    13,468   11,275       0.0%
#*  China Gold International Resources
      Corp., Ltd.                             9,700   16,240       0.0%
*   Chinook Energy, Inc.                      6,624    7,357       0.0%
#   Cineplex, Inc.                            4,452  178,228       0.1%
    Clearwater Seafoods, Inc.                 1,700   17,472       0.0%
    Cogeco Cable, Inc.                        1,154   66,103       0.1%
    Cogeco, Inc.                                400   17,943       0.0%
    COM DEV International, Ltd.               4,500   18,425       0.0%
    Computer Modelling Group, Ltd.            9,162  101,074       0.1%
#*  Copper Mountain Mining Corp.             12,235   14,704       0.0%
    Corby Spirit and Wine, Ltd.                 900   17,538       0.0%
#*  Corridor Resources, Inc.                  2,900    1,803       0.0%
#   Corus Entertainment, Inc. Class B         8,196  126,014       0.1%
    Cott Corp.                                9,010   78,562       0.1%
*   Crew Energy, Inc.                        13,428   59,544       0.1%
*   DeeThree Exploration, Ltd.                9,700   59,173       0.0%
*   Delphi Energy Corp.                      16,088   22,269       0.0%
*   Denison Mines Corp.                      20,344   18,042       0.0%
*   Descartes Systems Group, Inc. (The)       5,100   76,637       0.1%
    DH Corp.                                  2,399   84,069       0.1%
    DirectCash Payments, Inc.                   100    1,528       0.0%
    Dominion Diamond Corp.                    6,354  125,237       0.1%
    Dorel Industries, Inc. Class B            2,700   79,445       0.1%
#*  DragonWave, Inc.                          1,751    1,306       0.0%
#*  Dundee Precious Metals, Inc.              8,155   19,669       0.0%
    E-L Financial Corp., Ltd.                   104   55,168       0.0%
#*  Eastern Platinum, Ltd.                    3,990    5,688       0.0%
#   Enbridge Income Fund Holdings, Inc.       4,695  151,260       0.1%
#*  Endeavour Mining Corp.                   18,313    9,562       0.0%
*   Endeavour Silver Corp.                    7,916   16,075       0.0%
#   EnerCare, Inc.                            1,512   18,497       0.0%
    Enerflex, Ltd.                            4,509   60,469       0.1%
#*  Energy Fuels, Inc.                          331    1,638       0.0%
    Enghouse Systems, Ltd.                    2,400  102,684       0.1%
    Ensign Energy Services, Inc.              8,200   65,383       0.1%
#   Equitable Group, Inc.                       600   30,385       0.0%
*   Essential Energy Services Trust          11,693   10,952       0.0%
#   Evertz Technologies, Ltd.                 3,700   50,570       0.0%
#   Exchange Income Corp.                       743   13,690       0.0%
    Exco Technologies, Ltd.                   2,400   30,535       0.0%
#   Extendicare, Inc.                         9,010   58,847       0.0%
    Fiera Capital Corp.                       1,900   21,606       0.0%
#*  First Majestic Silver Corp.              13,200   64,332       0.1%
    FirstService Corp.                        3,446  225,582       0.2%
*   Fortuna Silver Mines, Inc.               15,900   60,226       0.1%
#   Glacier Media, Inc.                       1,800    2,081       0.0%
    Gluskin Sheff + Associates, Inc.          3,294   77,593       0.1%
    GMP Capital, Inc.                         2,541   10,783       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
#*  Golden Star Resources, Ltd.              13,100 $  2,823       0.0%
*   Gran Tierra Energy, Inc.                 18,587   69,480       0.1%
*   Great Canadian Gaming Corp.               5,600  109,772       0.1%
*   Great Panther Silver, Ltd.                9,200    4,880       0.0%
*   Guyana Goldfields, Inc.                   3,229    8,350       0.0%
*   Heroux-Devtek, Inc.                       2,400   20,191       0.0%
#   Home Capital Group, Inc.                  3,700  146,037       0.1%
#   Horizon North Logistics, Inc.             8,717   24,204       0.0%
    HudBay Minerals, Inc.                    20,207  199,809       0.1%
    Hudson's Bay Co.                          2,691   58,816       0.0%
*   IAMGOLD Corp.                            30,000   67,136       0.1%
*   IMAX Corp.                                6,884  257,186       0.2%
#*  Imperial Metals Corp.                     5,000   54,248       0.0%
#   Innergex Renewable Energy, Inc.           6,310   58,681       0.0%
*   Interfor Corp.                            5,200   74,433       0.1%
*   International Tower Hill Mines, Ltd.      1,260      486       0.0%
    Intertape Polymer Group, Inc.             7,544  102,733       0.1%
#*  Ithaca Energy, Inc.                      31,528   27,700       0.0%
*   Ivanhoe Energy, Inc.                        482       97       0.0%
#   Just Energy Group, Inc.                  10,855   58,301       0.0%
*   Kelt Exploration, Ltd.                    1,500   11,575       0.0%
#   Killam Properties, Inc.                   5,329   47,791       0.0%
*   Kingsway Financial Services, Inc.           600    3,456       0.0%
*   Kirkland Lake Gold, Inc.                  5,200   25,386       0.0%
*   Knight Therapeutics, Inc.                   787    4,827       0.0%
#*  Lake Shore Gold Corp.                    34,900   34,423       0.0%
    Laurentian Bank of Canada                 3,600  144,090       0.1%
*   Legacy Oil + Gas, Inc.                   16,233   38,884       0.0%
#   Leisureworld Senior Care Corp.            1,171   14,966       0.0%
    Leon's Furniture, Ltd.                    2,400   30,674       0.0%
*   Leucrotta Exploration, Inc.               5,845    5,523       0.0%
#   Lightstream Resources, Ltd.              22,801   25,513       0.0%
    Linamar Corp.                             1,850  109,881       0.1%
#   Liquor Stores N.A., Ltd.                  2,666   31,599       0.0%
#   Long Run Exploration, Ltd.               20,937   16,312       0.0%
    Lucara Diamond Corp.                     25,900   43,578       0.0%
    MacDonald Dettwiler & Associates, Ltd.      272   21,593       0.0%
    Major Drilling Group International, Inc.  6,773   36,321       0.0%
#   Manitoba Telecom Services, Inc.           3,332   71,722       0.1%
    Maple Leaf Foods, Inc.                    8,440  161,944       0.1%
    Martinrea International, Inc.             8,733   87,221       0.1%
*   Maxim Power Corp.                         1,300    2,925       0.0%
#   Medical Facilities Corp.                  3,200   43,392       0.0%
*   Mitel Networks Corp.                      4,780   44,531       0.0%
#*  Mood Media Corp.                          7,900    5,107       0.0%
    Morneau Shepell, Inc.                     3,901   57,585       0.0%
    MTY Food Group, Inc.                      1,000   27,592       0.0%
#   Mullen Group, Ltd.                        6,351  110,123       0.1%
*   Nautilus Minerals, Inc.                   5,100    1,987       0.0%
    Nevsun Resources, Ltd.                   16,235   64,052       0.1%
#   New Flyer Industries, Inc.                5,010   59,464       0.0%
*   New Gold, Inc.                            5,138   17,247       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
CANADA -- (Continued)
    Newalta Corp.                             5,065 $ 68,975       0.1%
#*  Niko Resources, Ltd.                      1,800      574       0.0%
    Norbord, Inc.                             4,056   81,830       0.1%
    North American Energy Partners, Inc.      1,500    4,302       0.0%
#*  North American Palladium, Ltd.            5,795      336       0.0%
    North West Co., Inc. (The)                4,181   85,803       0.1%
#*  Northern Dynasty Minerals, Ltd.           2,375      925       0.0%
#   Northland Power, Inc.                     6,054   86,557       0.1%
#*  Novagold Resources, Inc.                 12,550   48,057       0.0%
*   NuVista Energy, Ltd.                     11,660   86,399       0.1%
    OceanaGold Corp.                         30,853   58,816       0.0%
#   Osisko Gold Royalties, Ltd.                 994   13,317       0.0%
*   Ovivo, Inc. Class A                         781    1,088       0.0%
*   Painted Pony Petroleum, Ltd.              9,134   56,553       0.0%
    Pan American Silver Corp.                12,558  120,220       0.1%
*   Parex Resources, Inc.                     7,640   61,297       0.1%
#   Parkland Fuel Corp.                       5,859  127,912       0.1%
    Pason Systems, Inc.                       8,403  151,275       0.1%
*   Performance Sports Group, Ltd.            2,972   60,327       0.1%
#*  Perpetual Energy, Inc.                    4,555    4,077       0.0%
#   PHX Energy Services Corp.                 3,600   20,797       0.0%
*   Pilot Gold, Inc.                          2,374    1,535       0.0%
    Pizza Pizza Royalty Corp.                 1,000   11,811       0.0%
#*  Polymet Mining Corp.                     10,894   12,641       0.0%
*   Poseidon Concepts Corp.                   2,814        3       0.0%
    Precision Drilling Corp.                 14,090  102,536       0.1%
#   Premium Brands Holdings Corp.             1,330   34,934       0.0%
#*  Primero Mining Corp.                     19,303   71,196       0.1%
*   QLT, Inc.                                 5,800   21,152       0.0%
*   Questerre Energy Corp. Class A            6,950    1,843       0.0%
    Reitmans Canada, Ltd. Class A             4,500   26,071       0.0%
    Richelieu Hardware, Ltd.                  1,000   52,217       0.0%
*   RMP Energy, Inc.                         11,827   31,761       0.0%
#   Rogers Sugar, Inc.                        5,100   19,233       0.0%
    RONA, Inc.                               13,485  177,490       0.1%
*   Rubicon Minerals Corp.                    8,300    9,150       0.0%
#   Russel Metals, Inc.                       7,300  166,995       0.1%
#*  Sabina Gold & Silver Corp.                5,619    1,607       0.0%
#*  Sandstorm Gold, Ltd.                      7,400   26,312       0.0%
*   Sandvine Corp.                           13,900   48,503       0.0%
#   Savanna Energy Services Corp.            10,182   16,879       0.0%
*   Scorpio Mining Corp.                      6,390    1,006       0.0%
#   Secure Energy Services, Inc.              6,124   86,594       0.1%
*   SEMAFO, Inc.                             29,100   89,483       0.1%
    ShawCor, Ltd.                             1,961   66,396       0.1%
    Sherritt International Corp.             36,037   74,673       0.1%
#*  Sierra Wireless, Inc.                     4,000  140,539       0.1%
*   Silver Standard Resources, Inc.           6,506   35,375       0.0%
#*  Sprott Resource Corp.                     6,554    5,541       0.0%
#   Sprott, Inc.                             12,583   27,638       0.0%
#   Spyglass Resources Corp.                    683      195       0.0%
*   St Andrew Goldfields, Ltd.               13,300    3,197       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
CANADA -- (Continued)
    Stantec, Inc.                             6,000 $   162,072       0.1%
    Stella-Jones, Inc.                        5,200     187,441       0.1%
    Stuart Olson, Inc.                        1,045       5,119       0.0%
#   Student Transportation, Inc.              5,497      31,073       0.0%
*   SunOpta, Inc.                             4,443      45,921       0.0%
#   Superior Plus Corp.                       9,714     111,673       0.1%
#   Surge Energy, Inc.                       19,006      69,156       0.1%
*   TAG Oil, Ltd.                             4,231       4,875       0.0%
*   Taseko Mines, Ltd.                       16,000      13,394       0.0%
*   Tembec, Inc.                              1,115       2,569       0.0%
*   Teranga Gold Corp.                        1,000         564       0.0%
*   Thompson Creek Metals Co., Inc.          14,933      19,185       0.0%
*   Timminco, Ltd.                            6,400           7       0.0%
#*  Timmins Gold Corp.                        6,306       3,868       0.0%
#   TMX Group, Ltd.                           1,733      77,234       0.1%
    TORC Oil & Gas, Ltd.                      5,006      43,568       0.0%
    Toromont Industries, Ltd.                 7,951     206,996       0.1%
    Torstar Corp. Class B                     4,700      28,048       0.0%
    Total Energy Services, Inc.               1,737      22,171       0.0%
    TransAlta Corp.                          18,100     180,025       0.1%
    Transcontinental, Inc. Class A            6,505     100,176       0.1%
    TransForce, Inc.                          4,951     111,823       0.1%
    TransGlobe Energy Corp.                   6,000      27,352       0.0%
#   Trican Well Service, Ltd.                20,324      85,912       0.1%
    Trinidad Drilling, Ltd.                  10,700      44,964       0.0%
*   TVA Group, Inc. Class B                   1,200       4,953       0.0%
    Twin Butte Energy, Ltd.                  24,297      16,916       0.0%
#*  Uex Corp.                                 6,400       1,565       0.0%
    Uni-Select, Inc.                          1,100      38,293       0.0%
#   Valener, Inc.                             3,700      51,950       0.0%
    Vicwest, Inc.                               400       4,144       0.0%
#   Wajax Corp.                               1,263      26,726       0.0%
*   Wesdome Gold Mines, Ltd.                  3,085       2,941       0.0%
    Western Energy Services Corp.             4,624      27,020       0.0%
    Western Forest Products, Inc.            24,430      37,055       0.0%
#*  Westport Innovations, Inc.                4,800      21,722       0.0%
    Westshore Terminals Investment Corp.      2,142      56,652       0.0%
    Whistler Blackcomb Holdings, Inc.         3,600      54,425       0.0%
    Wi-Lan, Inc.                             10,900      26,651       0.0%
    Winpak, Ltd.                              2,400      77,998       0.1%
*   Xtreme Drilling & Coil Services Corp.     1,900       3,291       0.0%
#   Zargon Oil & Gas, Ltd.                    1,612       4,676       0.0%
*   Zenith Epigenetics Corp.                  1,300          87       0.0%
                                                    -----------       ---
TOTAL CANADA                                         12,431,324       8.1%
                                                    -----------       ---
CHINA -- (0.1%)
*   Goldin Properties Holdings, Ltd.         42,000     101,885       0.1%
*   Hanfeng Evergreen, Inc.                   2,400         258       0.0%
                                                    -----------       ---
TOTAL CHINA                                             102,143       0.1%
                                                    -----------       ---
DENMARK -- (1.5%)
    ALK-Abello A.S.                             529      62,636       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
DENMARK -- (Continued)
    Alm Brand A.S.                            7,780 $   51,017       0.0%
#   Ambu A.S. Class B                         2,076     54,456       0.0%
*   Auriga Industries A.S. Class B              950     45,705       0.0%
#*  Bang & Olufsen A.S.                       2,970     26,707       0.0%
*   Bavarian Nordic A.S.                      2,090     97,939       0.1%
#*  D/S Norden A.S.                           3,314     66,490       0.1%
    Dfds A.S.                                   753     84,262       0.1%
#   FLSmidth & Co. A.S.                       4,398    187,887       0.1%
*   Genmab A.S.                               2,656    204,515       0.1%
    GN Store Nord A.S.                        9,149    197,522       0.1%
*   H Lundbeck A.S.                           1,171     22,777       0.0%
    IC Group A.S.                               310      8,304       0.0%
*   Jyske Bank A.S.                           4,088    200,185       0.1%
    NKT Holding A.S.                          2,336    148,243       0.1%
    Nordjyske Bank A.S.                         422      6,911       0.0%
*   Parken Sport & Entertainment A.S.           400      3,484       0.0%
    PER Aarsleff A.S. Class B                   187     52,483       0.0%
    Ringkjoebing Landbobank A.S.                346     77,373       0.1%
    Rockwool International A.S. Class B         664     87,975       0.1%
    Royal Unibrew A.S.                          746    142,813       0.1%
*   Santa Fe Group A.S.                       1,200     12,438       0.0%
    Schouw & Co.                              1,700     87,129       0.1%
    SimCorp A.S.                              2,680     92,569       0.1%
    Solar A.S. Class B                          268     13,169       0.0%
    Spar Nord Bank A.S.                       9,088     98,201       0.1%
    Sydbank A.S.                              6,002    225,304       0.2%
*   TK Development A.S.                       5,947      8,227       0.0%
*   Topdanmark A.S.                           6,452    193,511       0.1%
    United International Enterprises            127     22,364       0.0%
#*  Vestjysk Bank A.S.                          725      1,099       0.0%
*   William Demant Holding A.S.                 388     31,906       0.0%
*   Zealand Pharma A.S.                          93      1,282       0.0%
                                                    ----------       ---
TOTAL DENMARK                                        2,616,883       1.7%
                                                    ----------       ---
FINLAND -- (2.4%)
    Ahlstrom Oyj                              1,260     10,889       0.0%
    Alma Media Oyj                            4,469     14,718       0.0%
    Amer Sports Oyj                          12,055    301,688       0.2%
    Aspo Oyj                                  2,685     20,465       0.0%
    BasWare Oyj                                 466     21,332       0.0%
    Cargotec Oyj                              3,502    141,185       0.1%
    Caverion Corp.                           10,043     98,901       0.1%
    Citycon Oyj                              29,509     95,414       0.1%
    Cramo Oyj                                 2,518     46,789       0.0%
    Elektrobit Oyj                            7,600     33,616       0.0%
    Elisa Oyj                                 9,839    301,421       0.2%
    F-Secure Oyj                              5,200     16,525       0.0%
*   Finnair Oyj                               6,835     22,662       0.0%
*   Finnlines Oyj                             2,099     37,526       0.0%
#   Fiskars Oyj Abp                           3,740     75,786       0.1%
#   HKScan Oyj Class A                        1,550      8,550       0.0%
#   Huhtamaki Oyj                             9,505    303,853       0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FINLAND -- (Continued)
    Kemira Oyj                                9,436 $  110,472       0.1%
#   Kesko Oyj Class A                         1,487     56,663       0.0%
    Kesko Oyj Class B                         5,428    221,782       0.1%
    Konecranes Oyj                            3,400    110,235       0.1%
    Lassila & Tikanoja Oyj                    3,460     67,714       0.0%
*   Lemminkainen Oyj                            590      7,229       0.0%
    Metsa Board Oyj                          19,786    116,906       0.1%
    Metso Oyj                                 3,218     91,476       0.1%
    Munksjo Oyj                                 697      8,124       0.0%
    Neste Oil Oyj                             2,865     77,922       0.1%
#   Nokian Renkaat Oyj                        7,846    254,964       0.2%
    Olvi Oyj Class A                          1,278     36,336       0.0%
*   Oriola-KD Oyj Class B                     9,036     40,774       0.0%
    Orion Oyj Class A                         3,462    111,739       0.1%
    Orion Oyj Class B                         6,039    197,470       0.1%
#*  Outokumpu Oyj                            19,536    117,873       0.1%
#   Outotec Oyj                              13,032     91,054       0.1%
    PKC Group Oyj                             2,465     53,742       0.0%
    Ponsse Oy                                 1,180     19,825       0.0%
*   Poyry Oyj                                 3,314     11,828       0.0%
    Raisio Oyj Class V                        9,632     42,924       0.0%
    Ramirent Oyj                              8,424     64,741       0.0%
    Rapala VMC Oyj                            1,900     10,765       0.0%
#   Sanoma Oyj                               10,553     55,586       0.0%
*   Stockmann Oyj Abp(5462371)                1,299     10,208       0.0%
#*  Stockmann Oyj Abp(5462393)                2,495     19,867       0.0%
*   Talvivaara Mining Co. P.L.C.             22,722        579       0.0%
#   Technopolis Oyj                          11,111     50,988       0.0%
    Tieto Oyj                                 5,481    131,436       0.1%
    Tikkurila Oyj                             4,292     88,399       0.1%
    Uponor Oyj                                5,338     82,204       0.1%
    Vaisala Oyj Class A                         700     18,779       0.0%
#   YIT Oyj                                   9,771     68,967       0.1%
                                                    ----------       ---
TOTAL FINLAND                                        4,000,891       2.6%
                                                    ----------       ---
FRANCE -- (3.6%)
#*  Air France-KLM                           14,292    123,209       0.1%
    Akka Technologies SA                        402     12,586       0.0%
    Albioma SA                                1,311     27,368       0.0%
    Alten SA                                  2,595    126,669       0.1%
    Altran Technologies SA                   15,125    164,683       0.1%
    April SA                                  1,417     20,230       0.0%
    Assystem                                    808     17,609       0.0%
    Axway Software SA                           500     11,299       0.0%
    Beneteau SA                               4,796     75,202       0.1%
    BioMerieux                                1,065    114,894       0.1%
    Boiron SA                                   712     79,298       0.1%
    Bonduelle S.C.A.                          1,088     30,213       0.0%
    Bongrain SA                                 669     43,916       0.0%
    Burelle SA                                   18     12,800       0.0%
*   Cegedim SA                                   83      3,071       0.0%
    Cegid Group                                 250     10,955       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
FRANCE -- (Continued)
*   CGG SA                                    1,835 $ 12,998       0.0%
*   Derichebourg SA                           7,894   24,642       0.0%
    Eiffage SA                                   40    2,439       0.0%
    Electricite de Strasbourg SA                132   16,832       0.0%
#*  Eramet                                      664   54,621       0.0%
*   Esso SA Francaise                           197   10,530       0.0%
*   Etablissements Maurel et Prom             9,010   84,326       0.1%
    Euler Hermes Group                          353   38,590       0.0%
    Eurofins Scientific SE                      750  211,264       0.2%
    Faiveley Transport SA                       702   44,313       0.0%
    Faurecia                                  4,387  207,956       0.1%
    Fimalac                                     506   49,936       0.0%
*   GameLoft SE                               9,485   50,155       0.0%
    Gaumont SA                                  129    6,589       0.0%
    GL Events                                   619   13,474       0.0%
    Groupe Crit                                 450   24,183       0.0%
*   Groupe Fnac                                 336   20,213       0.0%
    Guerbet                                     488   20,722       0.0%
    Haulotte Group SA                         1,014   19,694       0.0%
    Interparfums SA                             471   16,210       0.0%
    Ipsen SA                                  2,566  147,360       0.1%
    IPSOS                                     3,363   99,207       0.1%
    Jacquet Metal Service                       672   14,255       0.0%
    Korian-Medica                             3,486  118,943       0.1%
    Lagardere SCA                            10,616  340,783       0.2%
    Laurent-Perrier                             195   18,386       0.0%
    Lectra                                    1,418   20,246       0.0%
    LISI                                      2,500   77,158       0.1%
*   Manitou BF SA                             1,600   31,037       0.0%
    Manutan International                       508   26,236       0.0%
    Mersen                                    1,047   28,611       0.0%
    Metropole Television SA                   4,736   98,844       0.1%
#   Montupet                                    764   53,847       0.0%
#   Naturex                                     484   32,328       0.0%
    Neopost SA                                3,793  182,638       0.1%
*   Nexans SA                                 3,950  154,785       0.1%
    Nexity SA                                 3,216  141,235       0.1%
    Norbert Dentressangle SA                    322   78,317       0.1%
*   NRJ Group                                 2,200   18,500       0.0%
#*  Orco Property Group SA                    4,471    1,805       0.0%
    Orpea                                     3,056  201,305       0.1%
*   Parrot SA                                   570   15,036       0.0%
*   Pierre & Vacances SA                        387   12,294       0.0%
    Plastic Omnium SA                         4,808  133,886       0.1%
    Rallye SA                                 2,493   93,130       0.1%
#*  Recylex SA                                1,500    3,563       0.0%
    Rubis SCA                                 3,116  211,713       0.2%
    Saft Groupe SA                            3,859  153,910       0.1%
    Samse SA                                    132   15,822       0.0%
    Sartorius Stedim Biotech                    306   77,978       0.1%
    SEB SA                                    1,435  132,886       0.1%
    Societe d'Edition de Canal +              4,537   31,718       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
FRANCE -- (Continued)
    Societe des Bains de Mer et du Cercle
      des Etrangers a Monaco                    283 $   10,712       0.0%
#   Societe Television Francaise 1           10,375    181,331       0.1%
#*  SOITEC                                   23,083     21,929       0.0%
*   Solocal Group                            99,102     55,386       0.1%
    Somfy SA                                    212     64,009       0.1%
    Sopra Steria Group                        1,379    121,794       0.1%
    Stallergenes SA                             209     12,755       0.0%
*   Ste Industrielle d'Aviation Latecoere SA    468      5,780       0.0%
    Stef SA                                     287     17,719       0.0%
    Synergie SA                                 659     16,563       0.0%
*   Technicolor SA                           21,266    144,280       0.1%
    Teleperformance                           4,848    363,911       0.3%
    TFF Group                                    12      1,158       0.0%
*   Theolia SA                                1,674      1,329       0.0%
#   Thermador Groupe                             40      3,521       0.0%
    Total Gabon                                  25      8,329       0.0%
    Trigano SA                                1,363     48,957       0.0%
*   UBISOFT Entertainment                     9,865    181,908       0.1%
#*  Valneva SE                                1,226      5,354       0.0%
    Vicat                                     1,719    123,952       0.1%
    VIEL & Cie SA                             4,111     13,853       0.0%
    Vilmorin & Cie SA                           655     54,799       0.0%
    Virbac SA                                   328     85,366       0.1%
    VM Materiaux SA                             186      5,049       0.0%
                                                    ----------       ---
TOTAL FRANCE                                         6,121,195       4.0%
                                                    ----------       ---
GERMANY -- (4.4%)
    Aareal Bank AG                            5,283    227,231       0.2%
*   ADVA Optical Networking SE                1,887     10,216       0.0%
#*  Aixtron SE                                8,383     55,514       0.0%
    Amadeus Fire AG                             305     24,720       0.0%
    Aurubis AG                                3,300    208,524       0.1%
*   Balda AG                                    916      2,764       0.0%
*   Bauer AG                                    422      7,345       0.0%
    BayWa AG                                  1,943     72,857       0.1%
    Bechtle AG                                1,649    120,768       0.1%
    Bertrandt AG                                633     83,569       0.1%
#   Bijou Brigitte AG                           274     17,104       0.0%
#   Bilfinger SE                              3,243    161,960       0.1%
#   Biotest AG                                  393     31,245       0.0%
    Borussia Dortmund GmbH & Co. KGaA         8,179     31,366       0.0%
    CANCOM SE                                 1,419     58,696       0.0%
    Carl Zeiss Meditec AG                     2,614     66,407       0.1%
    Celesio AG                                4,187    124,247       0.1%
    CENTROTEC Sustainable AG                  1,248     19,928       0.0%
    Cewe Stiftung & Co. KGAA                    476     30,979       0.0%
#   Comdirect Bank AG                         2,500     26,527       0.0%
    CompuGroup Medical AG                     2,314     66,143       0.1%
*   Constantin Medien AG                      3,300      6,021       0.0%
#   CTS Eventim AG & Co. KGaA                 2,824     96,237       0.1%
    Delticom AG                                 212      4,747       0.0%
    Deutsche Wohnen AG                       14,048    368,468       0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
GERMANY -- (Continued)
    Deutz AG                                  7,018 $ 33,968       0.0%
*   Dialog Semiconductor P.L.C.               5,831  262,913       0.2%
    DMG Mori Seiki AG                         5,368  188,347       0.1%
    Drillisch AG                              3,457  158,985       0.1%
    Duerr AG                                  2,049  209,731       0.1%
    ElringKlinger AG                          2,610   71,852       0.1%
    Fielmann AG                                 412   27,986       0.0%
    Freenet AG                                9,694  313,990       0.2%
#   Gerresheimer AG                           2,203  124,683       0.1%
    Gerry Weber International AG              3,004   98,188       0.1%
    Gesco AG                                    111    9,113       0.0%
#   GFK SE                                    1,560   59,693       0.0%
#   GFT Technologies AG                       1,914   36,068       0.0%
    Grammer AG                                1,330   51,080       0.0%
    Grenkeleasing AG                            327   43,579       0.0%
    Hamburger Hafen und Logistik AG           2,121   46,781       0.0%
#*  Heidelberger Druckmaschinen AG           27,925   74,881       0.1%
#   Homag Group AG                              392   15,398       0.0%
#   Hornbach Baumarkt AG                        478   19,630       0.0%
    Indus Holding AG                          2,715  142,020       0.1%
    Isra Vision AG                              280   18,318       0.0%
    Jenoptik AG                               5,015   60,463       0.0%
    KION Group AG                             2,118   93,965       0.1%
*   Kloeckner & Co. SE                        8,318   79,568       0.1%
*   Koenig & Bauer AG                         1,126   26,151       0.0%
*   Kontron AG                                3,829   21,611       0.0%
    Krones AG                                 1,381  152,409       0.1%
    KSB AG                                       31   15,886       0.0%
#   KUKA AG                                   2,397  170,286       0.1%
    KWS Saat SE                                 150   45,271       0.0%
#   Leoni AG                                  2,938  188,151       0.1%
    LPKF Laser & Electronics AG               1,968   23,071       0.0%
#*  Manz AG                                     281   27,067       0.0%
    MLP AG                                    3,534   15,106       0.0%
    MTU Aero Engines AG                       2,441  239,966       0.2%
    Nemetschek AG                               707   91,909       0.1%
*   Nordex SE                                 5,275  112,904       0.1%
    Norma Group SE                            2,577  136,884       0.1%
    Osram Licht AG                            1,459   76,866       0.1%
*   Patrizia Immobilien AG                    2,465   48,558       0.0%
    Pfeiffer Vacuum Technology AG             1,229  114,532       0.1%
#   PNE Wind AG                               6,074   14,933       0.0%
#   Puma SE                                     210   42,837       0.0%
#   QSC AG                                    8,683   17,436       0.0%
#   Rational AG                                 230   81,059       0.1%
    Rheinmetall AG                            3,691  188,971       0.1%
    Rhoen Klinikum AG                         4,592  127,130       0.1%
    SAF-Holland SA                            4,399   66,601       0.1%
    Salzgitter AG                             2,550   86,982       0.1%
    Schaltbau Holding AG                        277   16,392       0.0%
#*  SGL Carbon SE                             3,415   55,366       0.0%
    SHW AG                                      529   23,527       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
GERMANY -- (Continued)
*   Singulus Technologies AG                     831 $      690       0.0%
    Sixt SE                                    1,800     86,193       0.1%
#*  SMA Solar Technology AG                    1,123     16,671       0.0%
    Software AG                                4,645    134,096       0.1%
#*  Solarworld AG                                 26        434       0.0%
    Stada Arzneimittel AG                      5,765    210,877       0.1%
    STRATEC Biomedical AG                        474     23,695       0.0%
    Stroeer Media SE                           2,406     88,955       0.1%
#   Suedzucker AG                              7,353    110,825       0.1%
    Surteco SE                                   689     20,113       0.0%
*   Suss Microtec AG                             651      3,961       0.0%
#   TAG Immobilien AG                          4,348     55,669       0.0%
#   Takkt AG                                   2,567     46,768       0.0%
    Technotrans AG                               637     10,284       0.0%
*   Tom Tailor Holding AG                        856     10,581       0.0%
#   Vossloh AG                                 1,081     68,028       0.1%
    VTG AG                                       666     15,304       0.0%
    Wacker Neuson SE                           2,250     57,752       0.0%
    Wincor Nixdorf AG                          2,263     85,656       0.1%
    XING AG                                      119     19,663       0.0%
#   Zeal Network SE                              472     25,666       0.0%
                                                     ----------       ---
TOTAL GERMANY                                         7,484,526       4.9%
                                                     ----------       ---
HONG KONG -- (2.9%)
    Alco Holdings, Ltd.                       68,000     14,458       0.0%
    Allied Group, Ltd.                        17,600     93,116       0.1%
    Allied Properties HK, Ltd.               219,416     53,463       0.0%
*   Apac Resources, Ltd.                      43,796        943       0.0%
    APT Satellite Holdings, Ltd.              29,000     45,387       0.0%
    Asia Financial Holdings, Ltd.             54,874     29,461       0.0%
    Asia Satellite Telecommunications
      Holdings, Ltd.                          11,500     40,732       0.0%
    Asia Standard International Group,
      Ltd.                                    24,940      6,911       0.0%
    Associated International Hotels, Ltd.     28,000     84,916       0.1%
    Bonjour Holdings, Ltd.                    61,600      5,469       0.0%
*   Brightoil Petroleum Holdings, Ltd.       214,000     67,920       0.1%
*   Brockman Mining, Ltd.                    256,330     10,790       0.0%
    Cafe de Coral Holdings, Ltd.              28,000    104,265       0.1%
    Century City International Holdings,
      Ltd.                                    43,340      4,077       0.0%
*   Champion Technology Holdings, Ltd.        88,591      2,094       0.0%
    Chen Hsong Holdings                       30,000      8,692       0.0%
    Chevalier International Holdings, Ltd.     4,000      7,599       0.0%
*   China Daye Non-Ferrous Metals Mining,
      Ltd.                                   216,000      8,602       0.0%
*   China Energy Development Holdings,
      Ltd.                                   162,000      3,872       0.0%
*   China Public Procurement, Ltd.         1,164,000     37,466       0.0%
*   China Smarter Energy Group Holdings,
      Ltd.                                   300,000     61,954       0.1%
*   China Strategic Holdings, Ltd.           367,500     10,522       0.0%
    Chow Sang Sang Holdings
      International, Ltd.                     19,000     43,606       0.0%
    CITIC Telecom International Holdings,
      Ltd.                                   139,000     57,263       0.0%
    CK Life Sciences International
      Holdings, Inc.                         352,000     39,857       0.0%
*   CP Lotus Corp.                           290,000      7,650       0.0%
    Cross-Harbour Holdings, Ltd. (The)        30,658     33,906       0.0%
    CSI Properties, Ltd.                      89,543      3,570       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
HONG KONG -- (Continued)
*   CST Mining Group, Ltd.                   1,088,000 $ 14,005       0.0%
    Dah Sing Banking Group, Ltd.                38,528   83,383       0.1%
    Dah Sing Financial Holdings, Ltd.           17,006  119,064       0.1%
    Dickson Concepts International, Ltd.        14,500    6,259       0.0%
*   EganaGoldpfeil Holdings, Ltd.               85,130       --       0.0%
    Emperor Entertainment Hotel, Ltd.           40,000    9,439       0.0%
    Emperor International Holdings, Ltd.       100,333   24,807       0.0%
    Emperor Watch & Jewellery, Ltd.            210,000    9,598       0.0%
*   EPI Holdings, Ltd.                             713        9       0.0%
    Esprit Holdings, Ltd.                      156,450  147,816       0.1%
    Fairwood Holdings, Ltd.                      5,000   13,422       0.0%
    Far East Consortium International, Ltd.     95,560   45,502       0.0%
    Fountain SET Holdings, Ltd.                 28,000    5,128       0.0%
*   Fullshare Holdings, Ltd.                   467,500   42,146       0.0%
*   G-Resources Group, Ltd.                  2,118,000   69,773       0.1%
*   GCL New Energy Holdings, Ltd.              280,000   37,785       0.0%
    Get Nice Holdings, Ltd.                    225,000   15,909       0.0%
    Giordano International, Ltd.                86,000   42,692       0.0%
*   Global Brands Group Holding, Ltd.          374,000   76,022       0.1%
    Glorious Sun Enterprises, Ltd.              48,000   10,701       0.0%
*   Grande Holdings, Ltd. (The)                 28,000      278       0.0%
    Guotai Junan International Holdings,
      Ltd.                                       4,800    7,952       0.0%
    Haitong International Securities Group,
      Ltd.                                      54,115   59,767       0.1%
*   Hao Tian Development Group, Ltd.           312,000   30,870       0.0%
    Harbour Centre Development, Ltd.            13,500   24,683       0.0%
    HKR International, Ltd.                     74,533   42,269       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.     2,400   26,262       0.0%
    Hong Kong Ferry Holdings Co., Ltd.          12,000   16,326       0.0%
*   Hong Kong Television Network, Ltd.          32,239   12,993       0.0%
    Hongkong & Shanghai Hotels (The)             2,000    2,931       0.0%
    Hongkong Chinese, Ltd.                      90,000   20,759       0.0%
    Hopewell Holdings, Ltd.                     42,166  161,894       0.1%
    Hsin Chong Construction Group, Ltd.        214,000   26,797       0.0%
    Hung Hing Printing Group, Ltd.              29,815    4,652       0.0%
    Hutchison Telecommunications Hong Kong
      Holdings, Ltd.                           118,000   54,276       0.0%
    IT, Ltd.                                    54,000   22,063       0.0%
    Johnson Electric Holdings, Ltd.             27,375  101,347       0.1%
    K Wah International Holdings, Ltd.          90,839   52,048       0.0%
    Kingston Financial Group, Ltd.             308,000   85,201       0.1%
    Kowloon Development Co., Ltd.               28,000   35,870       0.0%
    Lai Sun Development Co., Ltd.              885,416   23,762       0.0%
    Lifestyle International Holdings, Ltd.      32,000   59,835       0.1%
    Lippo China Resources, Ltd.                586,000   24,928       0.0%
    Liu Chong Hing Investment, Ltd.             18,000   23,873       0.0%
    Luk Fook Holdings International, Ltd.       34,000  106,091       0.1%
    Lung Kee Bermuda Holdings                   26,000    7,797       0.0%
*   Macau Legend Development, Ltd.             108,000   40,808       0.0%
    Magnificent Estates                        336,000   16,031       0.0%
    Man Wah Holdings, Ltd.                      35,200   45,580       0.0%
*   Mei Ah Entertainment Group, Ltd.           160,000   19,309       0.0%
#   Melco International Development, Ltd.       69,000  116,486       0.1%
*   Midland Holdings, Ltd.                      60,000   28,009       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
HONG KONG -- (Continued)
    Ming Fai International Holdings, Ltd.       44,000 $  5,106       0.0%
*   Ming Fung Jewellery Group, Ltd.             45,000    3,016       0.0%
    Miramar Hotel & Investment                  20,000   30,163       0.0%
*   Mongolian Mining Corp.                     171,249    9,468       0.0%
    NagaCorp, Ltd.                              92,000   66,292       0.1%
*   New Times Energy Corp., Ltd.                34,800    1,632       0.0%
    Newocean Energy Holdings, Ltd.             110,000   61,251       0.1%
    Next Media, Ltd.                            38,000    4,064       0.0%
*   Orange Sky Golden Harvest Entertainment
      Holdings, Ltd.                           115,000   13,325       0.0%
    Orient Overseas International, Ltd.         17,000  104,228       0.1%
    Oriental Watch Holdings                     14,000    2,542       0.0%
*   Pacific Andes International Holdings,
      Ltd.                                     126,000    5,021       0.0%
    Pacific Basin Shipping, Ltd.               157,000   58,141       0.1%
    Pacific Textile Holdings, Ltd.              29,000   40,345       0.0%
    Paliburg Holdings, Ltd.                     26,000    9,957       0.0%
    Paradise Entertainment, Ltd.                40,000   11,438       0.0%
    Pico Far East Holdings, Ltd.                96,000   27,819       0.0%
    Playmates Toys, Ltd.                        60,000   13,057       0.0%
*   PME Group, Ltd.                            510,000   16,131       0.0%
    Polytec Asset Holdings, Ltd.                30,000    4,249       0.0%
    Public Financial Holdings, Ltd.             24,000   12,629       0.0%
    PYI Corp., Ltd.                            169,839    6,675       0.0%
    Regal Hotels International Holdings,
      Ltd.                                      29,000   17,983       0.0%
    SA SA International Holdings, Ltd.         110,000   55,822       0.0%
    SEA Holdings, Ltd.                          38,000   30,385       0.0%
    Shun Tak Holdings, Ltd.                    130,000   75,321       0.1%
    Sing Tao News Corp., Ltd.                   14,000    2,096       0.0%
    Singamas Container Holdings, Ltd.          132,000   24,811       0.0%
    SmarTone Telecommunications Holdings,
      Ltd.                                      34,000   61,690       0.1%
*   SOCAM Development, Ltd.                     28,127   25,157       0.0%
*   Solomon Systech International, Ltd.         58,000    3,057       0.0%
    Soundwill Holdings, Ltd.                     4,000    7,208       0.0%
    Stella International Holdings, Ltd.         31,000   83,211       0.1%
    Sun Hung Kai & Co., Ltd.                    50,464   52,355       0.0%
    TAI Cheung Holdings, Ltd.                   25,000   21,916       0.0%
    Tao Heung Holdings, Ltd.                    17,000    8,101       0.0%
    Television Broadcasts, Ltd.                 21,700  141,791       0.1%
    Texwinca Holdings, Ltd.                     58,000   56,245       0.0%
*   Titan Petrochemicals Group, Ltd.           160,000       52       0.0%
    Transport International Holdings, Ltd.      30,000   74,732       0.1%
    Trinity, Ltd.                               58,000   12,620       0.0%
*   TSC Group Holdings, Ltd.                    39,000   12,240       0.0%
*   United Laboratories International
      Holdings, Ltd. (The)                      45,000   30,416       0.0%
    Upbest Group, Ltd.                          74,000   25,694       0.0%
    Value Partners Group, Ltd.                  53,000   98,398       0.1%
    Varitronix International, Ltd.              20,009   15,986       0.0%
    Victory City International Holdings,
      Ltd.                                      36,937    6,750       0.0%
    Vitasoy International Holdings, Ltd.        56,000  102,384       0.1%
    VST Holdings, Ltd.                          57,600   22,692       0.0%
    VTech Holdings, Ltd.                         9,300  129,207       0.1%
    Wai Kee Holdings, Ltd.                      52,000   19,432       0.0%
*   Willie International Holdings, Ltd.      1,140,000   64,026       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
HONG KONG -- (Continued)
    Wing On Co. International, Ltd.           18,000 $   64,320       0.1%
    Wing Tai Properties, Ltd.                  6,000      3,968       0.0%
    Xinyi Glass Holdings, Ltd.               200,000    132,763       0.1%
    Xinyi Solar Holdings, Ltd.               102,000     35,663       0.0%
    YGM Trading, Ltd.                          4,000      5,918       0.0%
                                                     ----------       ---
TOTAL HONG KONG                                       4,994,727       3.2%
                                                     ----------       ---
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C.                   12,225     31,768       0.0%
    C&C Group P.L.C.                          18,373     74,449       0.1%
    FBD Holdings P.L.C.(0329028)               1,308     14,488       0.0%
    FBD Holdings P.L.C.(4330231)               1,355     14,639       0.0%
    Glanbia P.L.C.                             9,204    170,578       0.1%
    Irish Continental Group P.L.C.(BLP5857)    7,370     32,986       0.0%
    Irish Continental Group P.L.C.(BLP59W1)    3,760     16,812       0.0%
*   Kenmare Resources P.L.C.                  51,008      2,843       0.0%
    Kingspan Group P.L.C.(4491235)               841     16,686       0.0%
    Kingspan Group P.L.C.(0492793)             7,217    143,782       0.1%
    Paddy Power P.L.C.(4828974)                1,492    133,387       0.1%
    Paddy Power P.L.C.(0258810)                  859     76,599       0.1%
    Smurfit Kappa Group P.L.C.                 5,921    181,280       0.1%
                                                     ----------       ---
TOTAL IRELAND                                           910,297       0.6%
                                                     ----------       ---
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd.            2,681      2,514       0.0%
*   Airport City, Ltd.                         3,875     40,869       0.0%
*   Allot Communications, Ltd.                 3,228     28,216       0.0%
    Amot Investments, Ltd.                     3,536     11,942       0.0%
*   AudioCodes, Ltd.                           1,200      5,463       0.0%
*   Cellcom Israel, Ltd.                       5,134     23,623       0.0%
*   Clal Biotechnology Industries, Ltd.        4,323      5,513       0.0%
*   Clal Insurance Enterprises Holdings,
      Ltd.                                     1,159     19,205       0.0%
*   Compugen, Ltd.                             3,299     21,400       0.0%
    Delek Automotive Systems, Ltd.             4,148     50,305       0.1%
    Delta-Galil Industries, Ltd.                 357     11,136       0.0%
    Electra, Ltd.                                 90     11,000       0.0%
*   EZchip Semiconductor, Ltd.                 2,235     43,825       0.1%
    First International Bank Of Israel, Ltd.   1,950     27,379       0.0%
    Frutarom Industries, Ltd.                  3,358    142,800       0.1%
*   Hadera Paper, Ltd.                           146      2,761       0.0%
    Harel Insurance Investments & Financial
      Services, Ltd.                          11,530     53,863       0.1%
*   Israel Discount Bank, Ltd. Class A        18,996     33,371       0.0%
    Ituran Location and Control, Ltd.          1,452     33,276       0.0%
*   Jerusalem Oil Exploration                    820     31,318       0.0%
*   Kamada, Ltd.                               1,265      5,751       0.0%
    Matrix IT, Ltd.                            1,899     10,232       0.0%
*   Mazor Robotics, Ltd.                       1,564     10,342       0.0%
    Melisron, Ltd.                             1,177     45,131       0.1%
    Menorah Mivtachim Holdings, Ltd.           1,117     11,064       0.0%
    Migdal Insurance & Financial Holding,
      Ltd.                                    34,652     41,958       0.0%
*   Naphtha Israel Petroleum Corp., Ltd.       1,752      9,900       0.0%
*   Nitsba Holdings 1995, Ltd.                 2,319     39,299       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ISRAEL -- (Continued)
*   Nova Measuring Instruments, Ltd.           1,136 $   12,864       0.0%
*   Oil Refineries, Ltd.                      86,916     31,056       0.0%
*   Partner Communications Co., Ltd.           7,236     18,214       0.0%
    Paz Oil Co., Ltd.                            419     64,094       0.1%
    Phoenix Holdings, Ltd. (The)               4,361     12,910       0.0%
    Rami Levy Chain Stores Hashikma
      Marketing 2006, Ltd.                       415     16,820       0.0%
    Shikun & Binui, Ltd.                      16,842     37,793       0.0%
    Shufersal, Ltd.                            4,123      9,437       0.0%
*   Strauss Group, Ltd.                          514      9,154       0.0%
*   Tower Semiconductor, Ltd.                  3,073     46,710       0.1%
                                                     ----------       ---
TOTAL ISRAEL                                          1,032,508       0.7%
                                                     ----------       ---
ITALY -- (3.6%)
    A2A SpA                                  100,330    115,578       0.1%
    ACEA SpA                                   3,393     45,683       0.0%
    Amplifon SpA                               9,533     74,253       0.1%
    Ansaldo STS SpA                           10,015    106,468       0.1%
#*  Arnoldo Mondadori Editore SpA              7,418      9,158       0.0%
#   Astaldi SpA                                5,928     51,535       0.0%
*   Autogrill SpA                              9,775     93,491       0.1%
    Azimut Holding SpA                         8,914    261,650       0.2%
#*  Banca Carige SpA                         173,502     14,148       0.0%
    Banca Generali SpA                         3,557    119,381       0.1%
    Banca IFIS SpA                             1,366     28,027       0.0%
*   Banca Popolare dell'Emilia Romagna SC     36,404    299,453       0.2%
#*  Banca Popolare dell'Etruria e del Lazio
      SC                                      25,255     16,532       0.0%
*   Banca Popolare di Milano Scarl           385,684    397,419       0.3%
    Banca Popolare di Sondrio SCARL           34,327    155,795       0.1%
    Banca Profilo SpA                         12,870      4,797       0.0%
    Banco di Desio e della Brianza SpA         5,000     17,652       0.0%
*   Banco Popolare SC                         17,660    279,199       0.2%
    Brembo SpA                                 1,837     73,485       0.1%
#   Brunello Cucinelli SpA                     2,157     40,024       0.0%
    Buzzi Unicem SpA                           5,951     95,782       0.1%
*   Caltagirone Editore SpA                    3,000      2,764       0.0%
*   Carraro SpA                                1,070      2,587       0.0%
    Cementir Holding SpA                       3,618     25,514       0.0%
*   CIR-Compagnie Industriali Riunite SpA     36,555     43,713       0.0%
    Credito Emiliano SpA                       8,041     67,079       0.0%
*   Credito Valtellinese SC                  123,617    154,267       0.1%
    Danieli & C Officine Meccaniche SpA        2,142     52,119       0.0%
    Datalogic SpA                              1,800     23,362       0.0%
    Davide Campari-Milano SpA                 22,614    174,892       0.1%
    De' Longhi                                 4,801    108,283       0.1%
    DiaSorin SpA                               1,751     79,938       0.1%
*   Ei Towers SpA                              1,898    114,979       0.1%
    Engineering SpA                              287     17,923       0.0%
    ERG SpA                                    5,526     79,438       0.1%
    Esprinet SpA                               2,060     19,799       0.0%
    Falck Renewables SpA                       2,864      3,775       0.0%
*   Finmeccanica SpA                          29,283    373,619       0.2%
#*  Geox SpA                                   3,764     13,754       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ITALY -- (Continued)
*   Gruppo Editoriale L'Espresso SpA           7,849 $   10,287       0.0%
    Hera SpA                                  55,107    145,362       0.1%
*   IMMSI SpA                                  8,658      6,056       0.0%
    Industria Macchine Automatiche SpA         1,436     73,116       0.0%
*   Intek Group SpA                           17,854      7,225       0.0%
    Interpump Group SpA                        6,485    109,056       0.1%
    Iren SpA                                  50,122     73,582       0.1%
    Italcementi SpA                           14,293    101,842       0.1%
    Italmobiliare SpA                            273      8,913       0.0%
*   Landi Renzo SpA                            1,740      2,114       0.0%
#*  Maire Tecnimont SpA                        9,016     26,988       0.0%
    MARR SpA                                   3,575     71,811       0.0%
*   Mediaset SpA                              47,867    246,018       0.2%
#   Piaggio & C SpA                           17,456     52,946       0.0%
    Prysmian SpA                              13,751    280,425       0.2%
#*  RCS MediaGroup SpA                        22,007     30,265       0.0%
    Recordati SpA                              9,617    191,627       0.1%
    Reply SpA                                    480     51,373       0.0%
    Sabaf SpA                                    217      3,009       0.0%
    SAES Getters SpA                             616      5,785       0.0%
*   Safilo Group SpA                           2,996     43,582       0.0%
*   Salini Impregilo SpA                      18,202     79,425       0.1%
    Salvatore Ferragamo SpA                      945     29,386       0.0%
*   Saras SpA                                 34,552     66,995       0.0%
    Societa Cattolica di Assicurazioni SCRL   14,521    124,057       0.1%
    Societa Iniziative Autostradali e
      Servizi SpA                              5,499     63,510       0.0%
*   Sogefi SpA                                 3,015     10,059       0.0%
    SOL SpA                                    2,651     23,301       0.0%
*   Sorin SpA                                 28,294     89,058       0.1%
#*  Tiscali SpA                              110,959      8,301       0.0%
    Tod's SpA                                    644     59,087       0.0%
    Trevi Finanziaria Industriale SpA          6,018     17,563       0.0%
    Unipol Gruppo Finanziario SpA             22,942    120,358       0.1%
    Vianini Lavori SpA                         3,006     19,610       0.0%
    Vittoria Assicurazioni SpA                 2,848     31,044       0.0%
*   World Duty Free SpA                        9,775    109,121       0.1%
*   Yoox SpA                                   3,918    123,417       0.1%
    Zignago Vetro SpA                          1,896     11,783       0.0%
                                                     ----------       ---
TOTAL ITALY                                           6,184,772       4.0%
                                                     ----------       ---
JAPAN -- (19.6%)
    Accordia Golf Co., Ltd.                    7,000     71,194       0.1%
    Achilles Corp.                             6,000      7,839       0.0%
#   Adastria Holdings Co., Ltd.                1,020     30,944       0.0%
    ADEKA Corp.                                7,200    101,554       0.1%
    Aderans Co., Ltd.                          1,700     16,033       0.0%
    Advan Co., Ltd.                            2,000     26,958       0.0%
    Aeon Delight Co., Ltd.                     1,100     29,131       0.0%
#   Aeon Fantasy Co., Ltd.                     1,152     18,360       0.0%
    Ahresty Corp.                                700      5,019       0.0%
    Ai Holdings Corp.                          3,200     58,193       0.1%
    Aica Kogyo Co., Ltd.                       3,000     68,899       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Aichi Bank, Ltd. (The)                    1,000 $ 52,305       0.1%
    Aichi Steel Corp.                         7,000   33,651       0.0%
    Aichi Tokei Denki Co., Ltd.               3,000    8,365       0.0%
    Aida Engineering, Ltd.                    4,000   45,602       0.0%
    Ain Pharmaciez, Inc.                      1,200   42,337       0.0%
#   Aiphone Co., Ltd.                         1,100   18,306       0.0%
    Aisan Industry Co., Ltd.                  2,770   26,075       0.0%
#   Akebono Brake Industry Co., Ltd.          6,500   22,749       0.0%
    Akita Bank, Ltd. (The)                   15,000   46,321       0.0%
#   Alpen Co., Ltd.                             800   13,072       0.0%
    Alpine Electronics, Inc.                  3,800   77,221       0.1%
    Alps Logistics Co., Ltd.                  1,000   13,210       0.0%
    Amano Corp.                               4,200   54,025       0.1%
    Anritsu Corp.                             7,300   52,341       0.1%
    AOI Electronics Co., Ltd.                   900   37,709       0.0%
    AOKI Holdings, Inc.                       3,200   44,356       0.0%
    Aomori Bank, Ltd. (The)                  17,000   56,108       0.1%
    Aoyama Trading Co., Ltd.                  4,600  159,105       0.1%
    Arakawa Chemical Industries, Ltd.         1,800   19,907       0.0%
    Arata Corp.                               2,000    5,438       0.0%
    Arcland Sakamoto Co., Ltd.                1,500   36,181       0.0%
    Arcs Co., Ltd.                            2,200   46,029       0.0%
    Ariake Japan Co., Ltd.                      900   29,941       0.0%
*   Arisawa Manufacturing Co., Ltd.           5,100   42,580       0.0%
    Artnature, Inc.                           1,000    9,302       0.0%
    As One Corp.                                990   31,784       0.0%
    Asahi Diamond Industrial Co., Ltd.        5,000   61,468       0.1%
    Asahi Holdings, Inc.                      2,900   54,571       0.1%
    Asahi Intecc Co., Ltd.                      900   55,425       0.1%
    Asahi Kogyosha Co., Ltd.                  3,000   10,895       0.0%
    Asahi Organic Chemicals Industry Co.,
      Ltd.                                    3,000    6,783       0.0%
    Asatsu-DK, Inc.                           2,100   57,741       0.1%
#*  Ashimori Industry Co., Ltd.               3,000    4,023       0.0%
#   ASKA Pharmaceutical Co., Ltd.             2,000   19,952       0.0%
    ASKUL Corp.                               1,100   25,756       0.0%
    Asunaro Aoki Construction Co., Ltd.       4,000   29,738       0.0%
    Atsugi Co., Ltd.                         15,000   15,515       0.0%
    Autobacs Seven Co., Ltd.                  4,500   70,090       0.1%
#   Avex Group Holdings, Inc.                 2,100   32,411       0.0%
    Awa Bank, Ltd. (The)                     11,000   65,298       0.1%
    Axial Retailing, Inc.                     1,200   34,974       0.0%
    Azbil Corp.                               2,200   57,953       0.1%
    Bando Chemical Industries, Ltd.           5,000   19,939       0.0%
#   Bank of Iwate, Ltd. (The)                 1,300   58,378       0.1%
    Bank of Nagoya, Ltd. (The)                9,000   33,084       0.0%
    Bank of Okinawa, Ltd. (The)               1,300   54,865       0.1%
    Bank of Saga, Ltd. (The)                 16,000   42,249       0.0%
    Bank of the Ryukyus, Ltd.                 4,000   58,356       0.1%
    Belc Co., Ltd.                            1,000   29,158       0.0%
    Belluna Co., Ltd.                         2,800   13,521       0.0%
    Benefit One, Inc.                         1,900   27,626       0.0%
#   Best Denki Co., Ltd.                      2,500    3,091       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
#   Bic Camera, Inc.                          4,500 $ 44,876       0.0%
    BML, Inc.                                 1,000   30,443       0.0%
    Bookoff Corp.                             1,000    7,529       0.0%
    Broadleaf Co., Ltd.                       1,400   21,827       0.0%
    Bunka Shutter Co., Ltd.                   2,984   27,107       0.0%
    C Uyemura & Co., Ltd.                       400   19,824       0.0%
    CAC Holdings Corp.                        1,700   15,376       0.0%
    Calsonic Kansei Corp.                    16,000  116,635       0.1%
    Canon Electronics, Inc.                   1,500   30,090       0.0%
    Capcom Co., Ltd.                          3,400   63,332       0.1%
    Cawachi, Ltd.                             1,300   20,870       0.0%
    Central Glass Co., Ltd.                  17,000   78,110       0.1%
    Chiba Kogyo Bank, Ltd. (The)              3,200   22,104       0.0%
    Chiyoda Co., Ltd.                         1,700   36,337       0.0%
    Chiyoda Integre Co., Ltd.                   600   14,898       0.0%
    Chofu Seisakusho Co., Ltd.                1,800   43,030       0.0%
    Chori Co., Ltd.                             500    7,922       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.            8,000   16,673       0.0%
*   Chugai Mining Co., Ltd.                   5,000    1,175       0.0%
    Chugai Ro Co., Ltd.                       7,000   16,039       0.0%
    Chugoku Marine Paints, Ltd.               8,000   69,317       0.1%
    Chukyo Bank, Ltd. (The)                   7,000   13,222       0.0%
    Chuo Spring Co., Ltd.                     5,000   13,700       0.0%
    CKD Corp.                                 4,700   43,070       0.0%
#   Clarion Co., Ltd.                        13,000   36,103       0.0%
    Cleanup Corp.                             2,000   15,913       0.0%
#   CMIC Holdings Co., Ltd.                     600    8,912       0.0%
*   CMK Corp.                                 2,000    4,997       0.0%
    Coca-Cola East Japan Co., Ltd.            1,070   19,995       0.0%
    Coca-Cola West Co., Ltd.                  3,300   52,503       0.1%
    Cocokara fine, Inc.                       2,579   78,676       0.1%
#   Colowide Co., Ltd.                        2,100   29,020       0.0%
    Computer Engineering & Consulting, Ltd.   1,500   11,418       0.0%
    COMSYS Holdings Corp.                     1,000   13,932       0.0%
    CONEXIO Corp.                             1,300   12,824       0.0%
    COOKPAD, Inc.                             1,000   42,570       0.0%
    Corona Corp.                              1,300   12,596       0.0%
    Cosel Co., Ltd.                           1,600   18,887       0.0%
#*  Cosmo Oil Co., Ltd.                      61,000   90,437       0.1%
    Create Restaurants Holdings, Inc.         2,300   43,558       0.0%
    CREATE SD HOLDINGS Co., Ltd.              1,000   43,547       0.0%
#*  CROOZ, Inc.                                 600   15,265       0.0%
    Dai Nippon Toryo Co., Ltd.               11,000   14,301       0.0%
    Dai-Dan Co., Ltd.                         3,000   20,602       0.0%
    Dai-ichi Seiko Co., Ltd.                  1,400   26,701       0.0%
    Daibiru Corp.                             5,200   51,060       0.0%
    Daido Metal Co., Ltd.                     3,000   32,557       0.0%
    Daifuku Co., Ltd.                         7,000   93,254       0.1%
    Daihen Corp.                             11,000   53,697       0.1%
    Daiho Corp.                               8,000   40,021       0.0%
    Daiichi Jitsugyo Co., Ltd.                4,000   21,092       0.0%
    Daiichikosho Co., Ltd.                    1,100   35,477       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Daiken Corp.                              9,000 $ 20,452       0.0%
    Daiki Aluminium Industry Co., Ltd.        3,000    8,700       0.0%
    Daikoku Denki Co., Ltd.                     900   13,644       0.0%
    Daikokutenbussan Co., Ltd.                  900   37,780       0.0%
    Daikyo, Inc.                             30,000   45,138       0.0%
    Dainichiseika Color & Chemicals
      Manufacturing Co., Ltd.                 8,000   43,239       0.0%
    Daio Paper Corp.                          6,000   63,655       0.1%
#   Daisan Bank, Ltd. (The)                  20,000   32,979       0.0%
    Daiseki Co., Ltd.                         2,130   37,905       0.0%
    Daishi Bank, Ltd. (The)                  23,000   86,739       0.1%
    Daiso Co., Ltd.                          10,000   34,976       0.0%
#   Daisyo Corp.                              1,600   20,100       0.0%
    Daito Bank, Ltd. (The)                   10,000   14,290       0.0%
    Daito Pharmaceutical Co., Ltd.              550   10,645       0.0%
    Daiwa Industries, Ltd.                    3,000   20,614       0.0%
    Daiwabo Holdings Co., Ltd.               22,000   36,676       0.0%
    DCM Holdings Co., Ltd.                   11,100   92,569       0.1%
    Denki Kagaku Kogyo K.K.                  11,000   44,915       0.0%
    Denki Kogyo Co., Ltd.                     3,000   13,999       0.0%
    Denyo Co., Ltd.                           2,000   30,226       0.0%
    Descente, Ltd.                            5,000   64,191       0.1%
    DMG Mori Seiki Co., Ltd.                  9,600  156,567       0.1%
    Doshisha Co., Ltd.                        2,700   40,504       0.0%
    Doutor Nichires Holdings Co., Ltd.        2,212   41,780       0.0%
    Dr Ci:Labo Co., Ltd.                        700   26,336       0.0%
    DTS Corp.                                 1,700   34,600       0.0%
    Duskin Co., Ltd.                          2,700   46,283       0.0%
    Dydo Drinco, Inc.                           500   20,685       0.0%
    Eagle Industry Co., Ltd.                  2,000   40,389       0.0%
    Earth Chemical Co., Ltd.                  1,100   40,446       0.0%
#   EDION Corp.                              10,900   79,558       0.1%
#   Ehime Bank, Ltd. (The)                   20,000   42,342       0.0%
    Eighteenth Bank, Ltd. (The)              16,000   52,375       0.1%
    Eiken Chemical Co., Ltd.                  2,000   39,620       0.0%
    Eizo Corp.                                2,200   48,801       0.0%
    Elematec Corp.                            1,200   30,324       0.0%
    en-japan, Inc.                              800   11,885       0.0%
    Enplas Corp.                                700   28,171       0.0%
    EPS Holdings, Inc.                        2,000   23,292       0.0%
    ESPEC Corp.                               2,000   21,686       0.0%
    Exedy Corp.                               2,800   68,767       0.1%
#   F@N Communications, Inc.                  1,800   14,972       0.0%
    Fancl Corp.                               2,700   35,106       0.0%
    FCC Co., Ltd.                             2,100   34,071       0.0%
    Feed One Holdings Co., Ltd.               4,400    4,272       0.0%
#   FIDEA Holdings Co., Ltd.                 17,300   34,436       0.0%
#   Fields Corp.                              1,100   17,545       0.0%
#   FINDEX, Inc.                              2,100   27,557       0.0%
    Foster Electric Co., Ltd.                 2,000   51,755       0.1%
    FP Corp.                                  1,800   64,579       0.1%
    France Bed Holdings Co., Ltd.             8,000   11,970       0.0%
    Fudo Tetra Corp.                         22,200   41,972       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
#   Fuji Co., Ltd.                            1,500 $ 26,834       0.0%
    Fuji Corp., Ltd.                          3,000   16,641       0.0%
    Fuji Kosan Co., Ltd.                        600    2,989       0.0%
    Fuji Kyuko Co., Ltd.                      4,000   37,554       0.0%
    Fuji Oil Co., Ltd.(6356848)               3,500   50,890       0.0%
*   Fuji Oil Co., Ltd.(6581361)               1,800    6,303       0.0%
    Fuji Seal International, Inc.             1,200   36,001       0.0%
    Fuji Soft, Inc.                           2,700   54,894       0.1%
    Fujibo Holdings, Inc.                     8,000   19,939       0.0%
    Fujicco Co., Ltd.                         1,400   23,641       0.0%
    Fujikura Kasei Co., Ltd.                  2,000    9,318       0.0%
    Fujikura, Ltd.                           29,000  138,123       0.1%
    Fujimi, Inc.                              1,400   23,675       0.0%
    Fujimori Kogyo Co., Ltd.                    800   25,166       0.0%
    Fujitec Co., Ltd.                         4,000   43,493       0.0%
    Fujitsu Frontech, Ltd.                    2,000   24,783       0.0%
    Fujitsu General, Ltd.                     6,000   86,417       0.1%
    Fukuda Corp.                              3,000   19,326       0.0%
    Fukui Bank, Ltd. (The)                   16,000   35,988       0.0%
    Fukushima Bank, Ltd. (The)               14,000   10,982       0.0%
    Fukushima Industries Corp.                1,500   25,197       0.0%
#   Fukuyama Transporting Co., Ltd.           7,000   39,665       0.0%
*   Funai Electric Co., Ltd.                    600    7,088       0.0%
    Furukawa Co., Ltd.                       18,000   31,234       0.0%
    Furukawa Electric Co., Ltd.              47,000   86,146       0.1%
    Furuno Electric Co., Ltd.                 3,500   28,402       0.0%
    Furusato Industries, Ltd.                 1,000   15,188       0.0%
    Fuso Pharmaceutical Industries, Ltd.      5,000   13,018       0.0%
    Futaba Corp.                              1,500   24,986       0.0%
*   Futaba Industrial Co., Ltd.               3,500   17,587       0.0%
    Future Architect, Inc.                    2,600   15,704       0.0%
    Fuyo General Lease Co., Ltd.              1,000   40,904       0.0%
    G-Tekt Corp.                              1,800   17,314       0.0%
    Gakken Holdings Co., Ltd.                 3,000    6,339       0.0%
    Gecoss Corp.                              3,500   42,907       0.0%
#   Genky Stores, Inc.                          300   26,470       0.0%
    Geo Holdings Corp.                        3,000   32,585       0.0%
#   GLOBERIDE, Inc.                          10,000   16,486       0.0%
    Glory, Ltd.                               1,700   47,051       0.0%
    GMO internet, Inc.                        6,000   75,427       0.1%
    GMO Payment Gateway, Inc.                   800   20,549       0.0%
    Godo Steel, Ltd.                          6,000    9,714       0.0%
    Goldcrest Co., Ltd.                       1,190   23,388       0.0%
    Goldwin, Inc.                             2,000   14,119       0.0%
#   Gree, Inc.                               10,400   67,147       0.1%
    Gulliver International Co., Ltd.          2,200   17,209       0.0%
    Gun-Ei Chemical Industry Co., Ltd.        7,000   19,800       0.0%
    Gunze, Ltd.                              19,000   51,086       0.0%
    Gurunavi, Inc.                            1,000   18,507       0.0%
    Hakuto Co., Ltd.                          1,400   17,012       0.0%
    Hamakyorex Co., Ltd.                        400   14,910       0.0%
    Hanwa Co., Ltd.                          23,000   95,084       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Happinet Corp.                            1,800 $ 20,753       0.0%
    Haruyama Trading Co., Ltd.                1,400    9,238       0.0%
    Hazama Ando Corp.                         7,210   40,909       0.0%
    Heiwa Corp.                               2,800   58,379       0.1%
    Heiwa Real Estate Co., Ltd.               5,400   73,287       0.1%
    Heiwado Co., Ltd.                         2,500   60,036       0.1%
    HI-LEX Corp.                              1,100   35,206       0.0%
    Hibiya Engineering, Ltd.                  3,000   39,807       0.0%
    Hiday Hidaka Corp.                          720   17,503       0.0%
#   Higashi Nihon House Co., Ltd.             2,000    9,330       0.0%
    Higashi-Nippon Bank, Ltd. (The)          16,000   56,567       0.1%
    Higo Bank, Ltd. (The)                    14,000   89,982       0.1%
    Hioki EE Corp.                              300    5,925       0.0%
    Hisaka Works, Ltd.                        2,000   18,350       0.0%
    Hitachi Koki Co., Ltd.                    4,100   33,720       0.0%
    Hitachi Kokusai Electric, Inc.            2,000   27,702       0.0%
    Hitachi Transport System, Ltd.            4,200   67,735       0.1%
    Hitachi Zosen Corp.                      16,700   92,066       0.1%
    Hodogaya Chemical Co., Ltd.               4,000    6,684       0.0%
    Hogy Medical Co., Ltd.                    1,100   52,960       0.1%
#   Hokkaido Coca-Cola Bottling Co., Ltd.     3,000   15,537       0.0%
*   Hokkaido Electric Power Co., Inc.        12,100  111,593       0.1%
#   Hokkaido Gas Co., Ltd.                    4,000    9,439       0.0%
    Hokkan Holdings, Ltd.                     6,000   13,995       0.0%
    Hokkoku Bank, Ltd. (The)                 29,000  105,046       0.1%
    Hokuetsu Bank, Ltd. (The)                23,000   46,198       0.0%
    Hokuetsu Kishu Paper Co., Ltd.           11,500   62,555       0.1%
#   Hokuriku Electric Industry Co., Ltd.      4,000    6,304       0.0%
    Hokuto Corp.                              1,600   28,735       0.0%
    Honeys Co., Ltd.                            770    6,951       0.0%
#   Hoosiers Holdings                           700    3,369       0.0%
    Horiba, Ltd.                              2,200   82,613       0.1%
    Hosiden Corp.                             3,100   18,136       0.0%
#   Hosokawa Micron Corp.                     2,000   10,413       0.0%
    House Foods Group, Inc.                   5,200  106,190       0.1%
    Howa Machinery, Ltd.                        500    3,086       0.0%
    Hyakugo Bank, Ltd. (The)                 19,000   93,403       0.1%
    Hyakujushi Bank, Ltd. (The)              29,000   99,550       0.1%
    IBJ Leasing Co., Ltd.                       900   20,125       0.0%
    Ichibanya Co., Ltd.                         400   17,971       0.0%
#   Ichikoh Industries, Ltd.                  4,000    9,119       0.0%
    Ichiyoshi Securities Co., Ltd.            4,100   44,019       0.0%
    Icom, Inc.                                  700   17,112       0.0%
    Idec Corp.                                1,600   14,480       0.0%
    Ihara Chemical Industry Co., Ltd.         4,000   52,173       0.1%
    Iino Kaiun Kaisha, Ltd.                   7,300   38,398       0.0%
    Ikyu Corp.                                1,800   35,126       0.0%
    Imasen Electric Industrial                  801    9,928       0.0%
    Inaba Denki Sangyo Co., Ltd.              1,400   50,620       0.0%
#   Inaba Seisakusho Co., Ltd.                1,200   14,293       0.0%
    Inabata & Co., Ltd.                       4,000   42,079       0.0%
    Inageya Co., Ltd.                         2,000   22,458       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Ines Corp.                                3,600 $ 34,154       0.0%
    Intage Holdings, Inc.                       800   14,192       0.0%
    Internet Initiative Japan, Inc.           2,600   43,962       0.0%
    Inui Global Logistics Co., Ltd.             525    4,397       0.0%
    Iriso Electronics Co., Ltd.                 900   62,459       0.1%
    Iseki & Co., Ltd.                        14,000   28,952       0.0%
*   Ishihara Sangyo Kaisha, Ltd.             24,000   23,817       0.0%
    IT Holdings Corp.                         8,200  161,474       0.1%
    Itochu Enex Co., Ltd.                     4,000   36,121       0.0%
    Itochu-Shokuhin Co., Ltd.                   600   21,131       0.0%
    Itoham Foods, Inc.                        8,631   46,624       0.0%
    Itoki Corp.                               3,000   17,775       0.0%
    IwaiCosmo Holdings, Inc.                    900   12,072       0.0%
    Iwasaki Electric Co., Ltd.                4,000    9,236       0.0%
    Iwatani Corp.                             6,000   40,581       0.0%
*   Iwatsu Electric Co., Ltd.                 3,000    2,393       0.0%
    J-Oil Mills, Inc.                         6,000   20,286       0.0%
    Jamco Corp.                               2,000   57,133       0.1%
#*  Janome Sewing Machine Co., Ltd.          23,000   27,337       0.0%
    Japan Aviation Electronics Industry,
      Ltd.                                    3,000   72,066       0.1%
#*  Japan Communications, Inc.               16,500   60,529       0.1%
    Japan Digital Laboratory Co., Ltd.        2,300   35,028       0.0%
#   Japan Drilling Co., Ltd.                    600   20,152       0.0%
#   Japan Medical Dynamic Marketing, Inc.       770    3,420       0.0%
    Japan Pulp & Paper Co., Ltd.              5,000   13,717       0.0%
#   Japan Steel Works, Ltd. (The)            26,000  119,987       0.1%
    Japan Transcity Corp.                     3,000    9,712       0.0%
    Japan Vilene Co., Ltd.                    3,000   15,074       0.0%
    Japan Wool Textile Co., Ltd. (The)        6,000   45,102       0.0%
    JBCC Holdings, Inc.                       2,000   13,729       0.0%
    JCU Corp.                                   300   12,522       0.0%
    Jeol, Ltd.                                9,000   45,558       0.0%
    Jimoto Holdings, Inc.                    10,000   19,013       0.0%
#   Jin Co., Ltd.                             1,100   42,320       0.0%
    Joshin Denki Co., Ltd.                    2,000   16,045       0.0%
    Jowa Holdings Co., Ltd.                     800   32,435       0.0%
    JSP Corp.                                 1,300   24,627       0.0%
    Juki Corp.                               11,000   32,534       0.0%
    Juroku Bank, Ltd. (The)                  25,000   99,528       0.1%
    JVC Kenwood Corp.                        13,070   39,700       0.0%
    K&O Energy Group, Inc.                    1,000   12,538       0.0%
#   K's Holdings Corp.                        2,700   90,152       0.1%
    kabu.com Securities Co., Ltd.             7,800   56,927       0.1%
*   Kadokawa Dwango                           4,169   65,618       0.1%
    Kaga Electronics Co., Ltd.                  900   10,875       0.0%
#   Kagome Co., Ltd.                          2,300   36,070       0.0%
    Kagoshima Bank, Ltd. (The)               11,000   79,178       0.1%
    Kameda Seika Co., Ltd.                    1,200   48,872       0.0%
    Kamei Corp.                               2,000   14,661       0.0%
    Kanaden Corp.                             3,000   21,590       0.0%
#   Kanagawa Chuo Kotsu Co., Ltd.             4,000   19,155       0.0%
    Kanamoto Co., Ltd.                        2,000   58,498       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                             SHARES VALUE++ OF NET ASSETS**
                                             ------ ------- ---------------
JAPAN -- (Continued)
    Kandenko Co., Ltd.                        9,000 $57,099       0.1%
    Kanematsu Corp.                          37,025  58,176       0.1%
    Kanematsu Electronics, Ltd.                 500   7,625       0.0%
#   Kansai Urban Banking Corp.                1,100  12,028       0.0%
    Kanto Denka Kogyo Co., Ltd.               4,000  24,933       0.0%
*   Kappa Create Holdings Co., Ltd.             400   3,708       0.0%
    Kasai Kogyo Co., Ltd.                       400   3,418       0.0%
    Katakura Industries Co., Ltd.               900   9,708       0.0%
    Kato Sangyo Co., Ltd.                     2,000  42,333       0.0%
    Kato Works Co., Ltd.                      4,000  25,620       0.0%
#   KAWADA TECHNOLOGIES, Inc.                   200   6,241       0.0%
    Kawai Musical Instruments Manufacturing
      Co., Ltd.                                 500  10,657       0.0%
    Keihin Corp.                              2,900  47,501       0.0%
    Keiyo Bank, Ltd. (The)                    7,000  41,436       0.0%
#   Keiyo Co., Ltd.                           2,000   9,331       0.0%
    KEY Coffee, Inc.                          1,300  19,648       0.0%
#   KFC Holdings Japan, Ltd.                  1,000  18,845       0.0%
    Kintetsu World Express, Inc.              1,200  55,275       0.1%
    Kinugawa Rubber Industrial Co., Ltd.      3,000  13,796       0.0%
    Kissei Pharmaceutical Co., Ltd.           1,100  32,649       0.0%
    Kita-Nippon Bank, Ltd. (The)                400  10,969       0.0%
    Kitagawa Iron Works Co., Ltd.             7,000  14,755       0.0%
    Kitz Corp.                                9,300  47,165       0.0%
    Kiyo Bank, Ltd. (The)                     4,800  68,829       0.1%
#*  KLab, Inc.                                3,700  44,255       0.0%
*   KNT-CT Holdings Co., Ltd.                 6,000   8,472       0.0%
    Koa Corp.                                 3,500  35,852       0.0%
    Koatsu Gas Kogyo Co., Ltd.                4,000  20,822       0.0%
#   Kobe Bussan Co., Ltd.                       800  34,039       0.0%
    Koei Tecmo Holdings Co., Ltd.             1,600  24,244       0.0%
#   Kohnan Shoji Co., Ltd.                    2,000  22,308       0.0%
    Koike Sanso Kogyo Co., Ltd.               4,000  11,817       0.0%
    Kojima Co., Ltd.                          2,300   6,255       0.0%
    Kokuyo Co., Ltd.                          5,900  53,894       0.1%
    Komatsu Seiren Co., Ltd.                  4,000  18,088       0.0%
    Komeri Co., Ltd.                          3,200  72,015       0.1%
    Komori Corp.                              3,200  39,850       0.0%
    Konaka Co., Ltd.                          1,760  10,571       0.0%
    Konishi Co., Ltd.                         2,000  35,064       0.0%
    Kumagai Gumi Co., Ltd.                   21,000  67,082       0.1%
    Kumiai Chemical Industry Co., Ltd.        2,481  21,908       0.0%
#   Kura Corp.                                1,200  46,280       0.0%
    Kurabo Industries, Ltd.                  18,000  31,543       0.0%
#   Kureha Corp.                             12,000  54,919       0.1%
    Kurimoto, Ltd.                           11,000  21,128       0.0%
    Kuroda Electric Co., Ltd.                 4,500  80,896       0.1%
#   Kusuri No Aoki Co., Ltd.                    600  44,183       0.0%
    KYB Co., Ltd.                            20,000  75,938       0.1%
    Kyodo Printing Co., Ltd.                  9,000  27,942       0.0%
    Kyoei Steel, Ltd.                         1,200  19,656       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.          2,300  25,584       0.0%
    Kyokuto Securities Co., Ltd.              2,600  38,863       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
#   Kyokuyo Co., Ltd.                        11,000 $ 25,376       0.0%
    KYORIN Holdings, Inc.                     2,900   66,705       0.1%
    Kyoritsu Maintenance Co., Ltd.            1,200   57,962       0.1%
    Kyosan Electric Manufacturing Co., Ltd.   5,000   15,801       0.0%
    Kyowa Exeo Corp.                          6,200   72,332       0.1%
    Kyudenko Corp.                            3,000   39,891       0.0%
    Lasertec Corp.                              800   11,169       0.0%
*   Leopalace21 Corp.                        19,400  111,889       0.1%
#   Life Corp.                                2,000   34,875       0.0%
    Lintec Corp.                              2,700   66,230       0.1%
    Lion Corp.                               14,000   85,807       0.1%
*   Macnica Fuji Electronics Holdings, Inc.   1,999   24,628       0.0%
    Maeda Corp.                              11,000   80,024       0.1%
    Maeda Road Construction Co., Ltd.         6,000   98,884       0.1%
    Maezawa Kasei Industries Co., Ltd.        1,200   12,198       0.0%
    Maezawa Kyuso Industries Co., Ltd.        1,200   15,214       0.0%
    Makino Milling Machine Co., Ltd.          7,000   63,935       0.1%
    Mandom Corp.                              1,100   42,398       0.0%
    Mani, Inc.                                  500   33,466       0.0%
#   Mars Engineering Corp.                      700   12,394       0.0%
    Marubun Corp.                             1,900   12,332       0.0%
    Marudai Food Co., Ltd.                   13,000   46,793       0.0%
    Maruha Nichiro Corp.                      2,253   31,267       0.0%
    Marukyu Co., Ltd.                         2,000   18,218       0.0%
    Marusan Securities Co., Ltd.              6,000   59,938       0.1%
    Maruwa Co., Ltd.                            700   15,861       0.0%
    Maruyama Manufacturing Co., Inc.          3,000    5,929       0.0%
#*  Maruzen CHI Holdings Co., Ltd.              400    1,242       0.0%
#   Maruzen Showa Unyu Co., Ltd.              6,000   20,632       0.0%
#   Marvelous, Inc.                           3,300   43,920       0.0%
    Matsuda Sangyo Co., Ltd.                  1,225   15,735       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.       2,200   80,104       0.1%
    Matsuya Foods Co., Ltd.                   1,000   19,897       0.0%
    Max Co., Ltd.                             4,000   45,187       0.0%
    Maxvalu Tokai Co., Ltd.                   1,000   14,386       0.0%
*   Megachips Corp.                           1,600   18,862       0.0%
    Megmilk Snow Brand Co., Ltd.              3,900   46,766       0.0%
    Meidensha Corp.                          12,000   39,790       0.0%
    Meiko Network Japan Co., Ltd.             2,600   32,143       0.0%
    Meisei Industrial Co., Ltd.               5,000   27,320       0.0%
    Meitec Corp.                              1,900   61,186       0.1%
    Meito Sangyo Co., Ltd.                    1,200   12,136       0.0%
#   Meiwa Corp.                               3,000   10,856       0.0%
    Meiwa Estate Co., Ltd.                    1,700    6,816       0.0%
    Melco Holdings, Inc.                      1,400   28,883       0.0%
    Message Co., Ltd.                         1,100   34,102       0.0%
#   Michinoku Bank, Ltd. (The)                9,000   16,067       0.0%
#   Micronics Japan Co., Ltd.                 2,000   61,178       0.1%
    Mie Bank, Ltd. (The)                      5,000   11,542       0.0%
    Milbon Co., Ltd.                            800   25,377       0.0%
    Mimasu Semiconductor Industry Co., Ltd.   1,219   13,968       0.0%
    Minato Bank, Ltd. (The)                  21,000   51,676       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Ministop Co., Ltd.                        1,500 $ 22,241       0.0%
    Mirait Holdings Corp.                     4,400   49,723       0.0%
#   Misawa Homes Co., Ltd.                    2,000   17,668       0.0%
    Mitani Corp.                              1,200   25,872       0.0%
    Mito Securities Co., Ltd.                 4,000   15,013       0.0%
    Mitsuba Corp.                             4,000   84,308       0.1%
*   Mitsubishi Paper Mills, Ltd.             13,000    9,977       0.0%
    Mitsubishi Pencil Co., Ltd.                 300   11,343       0.0%
    Mitsubishi Shokuhin Co., Ltd.               800   16,902       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd. 14,000   31,718       0.0%
    Mitsuboshi Belting Co., Ltd.              5,000   40,093       0.0%
    Mitsui Engineering & Shipbuilding Co.,
      Ltd.                                   58,000  104,150       0.1%
    Mitsui High-Tec, Inc.                     3,300   24,830       0.0%
    Mitsui Matsushima Co., Ltd.              10,000   10,850       0.0%
    Mitsui Mining & Smelting Co., Ltd.       49,000  116,422       0.1%
    Mitsui Sugar Co., Ltd.                    6,000   21,622       0.0%
    Mitsui-Soko Holdings Co., Ltd.           10,000   35,039       0.0%
    Mitsumi Electric Co., Ltd.                7,500   56,173       0.1%
    Mitsuuroko Group Holdings Co., Ltd.       3,000   14,404       0.0%
    Miura Co., Ltd.                           6,000   67,356       0.1%
    Miyazaki Bank, Ltd. (The)                11,000   43,732       0.0%
    Mizuno Corp.                              9,000   46,828       0.0%
    Mochida Pharmaceutical Co., Ltd.          1,400   95,695       0.1%
#   Modec, Inc.                               2,600   43,071       0.0%
    Monex Group, Inc.                        23,900   64,958       0.1%
#   MonotaRO Co., Ltd.                        2,500   86,020       0.1%
    Morinaga & Co., Ltd.                     16,000   53,641       0.1%
    Morinaga Milk Industry Co., Ltd.         14,000   51,878       0.1%
    Morita Holdings Corp.                     4,000   37,377       0.0%
    MTI, Ltd.                                 4,200   30,004       0.0%
    Musashi Seimitsu Industry Co., Ltd.       1,200   25,400       0.0%
    Musashino Bank, Ltd. (The)                2,900  104,996       0.1%
    Nachi-Fujikoshi Corp.                    13,000   76,013       0.1%
    Nafco Co., Ltd.                             400    5,785       0.0%
    Nagaileben Co., Ltd.                        800   14,424       0.0%
#   Nagano Bank, Ltd. (The)                   6,000   10,088       0.0%
    Nagase & Co., Ltd.                        3,500   46,256       0.0%
    Nagatanien Co., Ltd.                      2,000   18,588       0.0%
    Nakamuraya Co., Ltd.                      3,000   12,229       0.0%
    Nakanishi, Inc.                           1,000   37,055       0.0%
*   Nakayama Steel Works, Ltd.                5,000    3,920       0.0%
    Namura Shipbuilding Co., Ltd.             4,096   37,473       0.0%
    Nanto Bank, Ltd. (The)                   25,000   90,374       0.1%
    NDS Co., Ltd.                             5,000   12,570       0.0%
    NEC Networks & System Integration Corp.   1,700   36,429       0.0%
    NET One Systems Co., Ltd.                11,600   83,310       0.1%
    Neturen Co., Ltd.                         2,600   19,357       0.0%
    Next Co., Ltd.                            3,300   32,137       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.        2,850   59,995       0.1%
    Nichia Steel Works, Ltd.                  4,000   11,384       0.0%
#   Nichias Corp.                             6,000   36,205       0.0%
    Nichicon Corp.                            4,800   44,282       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Nichiha Corp.                             1,500 $ 16,640       0.0%
#   Nichii Gakkan Co.                         2,900   26,927       0.0%
    Nichirei Corp.                           20,000  105,569       0.1%
    Nichireki Co., Ltd.                       2,000   17,837       0.0%
    Nifco, Inc.                               2,800   99,165       0.1%
#   Nihon Dempa Kogyo Co., Ltd.                 600    4,961       0.0%
#   Nihon Eslead Corp.                        1,000   10,015       0.0%
    Nihon M&A Center, Inc.                    2,300   80,039       0.1%
    Nihon Nohyaku Co., Ltd.                   5,000   52,496       0.1%
    Nihon Parkerizing Co., Ltd.               4,000   45,475       0.0%
    Nihon Trim Co., Ltd.                        500   15,377       0.0%
    Nihon Unisys, Ltd.                        4,200   39,858       0.0%
    Nihon Yamamura Glass Co., Ltd.            8,000   11,780       0.0%
#   Nikkiso Co., Ltd.                         4,000   37,418       0.0%
    Nippo Corp.                               5,000   83,620       0.1%
    Nippon Beet Sugar Manufacturing Co.,
      Ltd.                                    5,000    8,276       0.0%
    Nippon Carbon Co., Ltd.                  16,000   49,530       0.0%
#   Nippon Ceramic Co., Ltd.                  1,000   14,252       0.0%
*   Nippon Chemi-Con Corp.                   23,000   69,352       0.1%
    Nippon Chemical Industrial Co., Ltd.      2,000    4,428       0.0%
    Nippon Chemiphar Co., Ltd.                3,000   14,929       0.0%
    Nippon Coke & Engineering Co., Ltd.      12,500   12,180       0.0%
#   Nippon Concrete Industries Co., Ltd.      3,000   12,151       0.0%
    Nippon Denko Co., Ltd.                   17,500   42,881       0.0%
    Nippon Densetsu Kogyo Co., Ltd.           4,000   67,169       0.1%
    Nippon Filcon Co., Ltd.                   2,000    8,588       0.0%
    Nippon Flour Mills Co., Ltd.             12,000   59,211       0.1%
    Nippon Gas Co., Ltd.                      2,000   49,876       0.0%
    Nippon Kasei Chemical Co., Ltd.           5,000    6,630       0.0%
#*  Nippon Kinzoku Co., Ltd.                  3,000    3,605       0.0%
    Nippon Koei Co., Ltd.                     5,000   21,020       0.0%
    Nippon Konpo Unyu Soko Co., Ltd.          4,000   70,485       0.1%
#   Nippon Koshuha Steel Co., Ltd.           10,000    9,845       0.0%
    Nippon Light Metal Holdings Co., Ltd.    31,000   48,024       0.0%
    Nippon Paper Industries Co., Ltd.         5,400   94,166       0.1%
    Nippon Parking Development Co., Ltd.     31,400   47,406       0.0%
    Nippon Pillar Packing Co., Ltd.           2,000   17,717       0.0%
    Nippon Piston Ring Co., Ltd.              7,000   14,311       0.0%
    Nippon Road Co., Ltd. (The)               8,000   43,164       0.0%
    Nippon Seiki Co., Ltd.                    2,000   40,211       0.0%
#   Nippon Sharyo, Ltd.                       4,000   11,533       0.0%
*   Nippon Sheet Glass Co., Ltd.             79,000   80,029       0.1%
    Nippon Signal Co., Ltd. (The)             4,500   43,092       0.0%
    Nippon Soda Co., Ltd.                    13,000   81,218       0.1%
    Nippon Steel & Sumikin Bussan Corp.      12,480   42,512       0.0%
    Nippon Steel & Sumikin Texeng Co., Ltd.   5,000   26,989       0.0%
    Nippon Suisan Kaisha, Ltd.               31,700   96,237       0.1%
    Nippon Synthetic Chemical Industry Co.,
      Ltd. (The)                              3,000   20,995       0.0%
    Nippon Thompson Co., Ltd.                 7,000   39,881       0.0%
    Nippon Valqua Industries, Ltd.            6,000   15,574       0.0%
#*  Nippon Yakin Kogyo Co., Ltd.             15,000   29,944       0.0%
    Nipro Corp.                               9,000   86,367       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Nishi-Nippon Railroad Co., Ltd.          36,000 $157,863       0.1%
    Nishimatsu Construction Co., Ltd.        25,000   92,075       0.1%
#   Nishimatsuya Chain Co., Ltd.              3,000   27,879       0.0%
    Nishio Rent All Co., Ltd.                 1,500   42,705       0.0%
    Nissei Corp.                                400    3,684       0.0%
    Nissha Printing Co., Ltd.                 2,900   56,155       0.1%
    Nisshin Fudosan Co.                       2,800   10,960       0.0%
    Nisshin Oillio Group, Ltd. (The)         10,000   36,776       0.0%
    Nisshin Steel Co., Ltd.                   7,348   97,933       0.1%
    Nisshinbo Holdings, Inc.                  8,000   82,864       0.1%
    Nissin Corp.                              5,000   13,398       0.0%
    Nissin Electric Co., Ltd.                 2,000   13,100       0.0%
    Nissin Kogyo Co., Ltd.                    3,900   64,281       0.1%
    Nitta Corp.                               1,300   35,624       0.0%
    Nittan Valve Co., Ltd.                    2,000    5,676       0.0%
    Nittetsu Mining Co., Ltd.                 3,000   11,911       0.0%
*   Nitto Boseki Co., Ltd.                    8,000   30,488       0.0%
    Nitto Kogyo Corp.                         3,000   54,307       0.1%
    Nitto Kohki Co., Ltd.                     1,300   26,312       0.0%
    Nitto Seiko Co., Ltd.                     3,000    9,842       0.0%
    Noevir Holdings Co., Ltd.                 1,100   23,496       0.0%
    NOF Corp.                                12,000   92,321       0.1%
    Nohmi Bosai, Ltd.                         2,800   35,182       0.0%
    Nomura Co., Ltd.                          4,000   42,776       0.0%
    Noritake Co., Ltd.                        8,000   18,892       0.0%
    Noritsu Koki Co., Ltd.                    1,200    6,843       0.0%
    Noritz Corp.                              2,000   34,239       0.0%
    North Pacific Bank, Ltd.                 26,500  104,651       0.1%
    NS Solutions Corp.                        1,400   46,972       0.0%
    NS United Kaiun Kaisha, Ltd.              9,000   21,589       0.0%
    NSD Co., Ltd.                             1,430   20,734       0.0%
#   Nuflare Technology, Inc.                    300   12,770       0.0%
    Obara Group, Inc.                           600   35,299       0.0%
    Oenon Holdings, Inc.                      5,000    9,364       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)          22,000   74,152       0.1%
#   Ohsho Food Service Corp.                  1,100   39,079       0.0%
    Oiles Corp.                               2,073   39,509       0.0%
    Oita Bank, Ltd. (The)                    22,000   86,045       0.1%
    Okabe Co., Ltd.                           4,000   34,775       0.0%
    Okamoto Industries, Inc.                  6,000   23,467       0.0%
    Okamura Corp.                             7,300   56,903       0.1%
    Oki Electric Industry Co., Ltd.          41,000   83,993       0.1%
    Okinawa Electric Power Co., Inc. (The)    1,377   52,316       0.1%
    OKK Corp.                                 5,000    6,691       0.0%
    OKUMA Corp.                              11,000  119,182       0.1%
    Okumura Corp.                            12,000   57,481       0.1%
    Okura Industrial Co., Ltd.                4,000   12,322       0.0%
    Okuwa Co., Ltd.                           2,000   16,460       0.0%
    Olympic Group Corp.                       1,800   12,115       0.0%
    ONO Sokki Co., Ltd.                       1,500   12,776       0.0%
#   Onoken Co., Ltd.                          2,000   17,903       0.0%
    Onward Holdings Co., Ltd.                 9,000   60,528       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Optex Co., Ltd.                           1,100 $ 23,558       0.0%
    Organo Corp.                              4,000   17,859       0.0%
    Origin Electric Co., Ltd.                 3,000   12,711       0.0%
    Osaka Steel Co., Ltd.                       900   16,611       0.0%
    OSAKA Titanium Technologies Co., Ltd.     1,600   34,423       0.0%
#   Osaki Electric Co., Ltd.                  3,000   20,733       0.0%
    OSG Corp.                                 5,300  110,197       0.1%
    Oyo Corp.                                   900   11,831       0.0%
    Pacific Industrial Co., Ltd.              4,000   33,073       0.0%
#*  Pacific Metals Co., Ltd.                 21,000   63,869       0.1%
    Pack Corp. (The)                            700   15,270       0.0%
    Pal Co., Ltd.                               900   28,927       0.0%
    Paltac Corp.                              2,500   35,819       0.0%
    PanaHome Corp.                            6,000   43,738       0.0%
    Panasonic Industrial Devices SUNX Co.,
      Ltd.                                    2,700   19,164       0.0%
    Panasonic Information Systems Co., Ltd.     400   14,314       0.0%
    Paramount Bed Holdings Co., Ltd.          1,100   29,805       0.0%
    Parco Co., Ltd.                             400    3,790       0.0%
    Paris Miki Holdings, Inc.                 1,000    4,011       0.0%
#*  Pasco Corp.                               1,000    2,794       0.0%
    Penta-Ocean Construction Co., Ltd.       18,000   67,470       0.1%
#   Pilot Corp.                               1,500   80,859       0.1%
    Piolax, Inc.                              1,000   44,306       0.0%
*   Pioneer Corp.                            21,000   40,258       0.0%
    Plenus Co., Ltd.                          1,900   37,107       0.0%
#   Press Kogyo Co., Ltd.                     9,000   39,893       0.0%
    Pressance Corp.                             900   28,833       0.0%
    Prima Meat Packers, Ltd.                 15,000   42,709       0.0%
    Raito Kogyo Co., Ltd.                     4,700   37,066       0.0%
*   Rasa Industries, Ltd.                     3,000    3,490       0.0%
    Relo Holdings, Inc.                         600   49,261       0.0%
    Rengo Co., Ltd.                          17,000   74,326       0.1%
#*  Renown, Inc.                              3,000    5,193       0.0%
#   Resort Solution Co., Ltd.                 4,000    8,776       0.0%
    Rheon Automatic Machinery Co., Ltd.       2,000    9,593       0.0%
    Rhythm Watch Co., Ltd.                   10,000   13,906       0.0%
    Ricoh Leasing Co., Ltd.                   1,000   28,989       0.0%
    Right On Co., Ltd.                        1,125    8,730       0.0%
    Riken Corp.                               7,000   27,220       0.0%
    Riken Technos Corp.                       5,000   18,234       0.0%
#   Riken Vitamin Co., Ltd.                   2,000   71,131       0.1%
    Ringer Hut Co., Ltd.                      1,400   27,388       0.0%
    Riso Kagaku Corp.                         2,800   46,346       0.0%
#   Rock Field Co., Ltd.                        300    6,174       0.0%
    Rohto Pharmaceutical Co., Ltd.            5,500   78,523       0.1%
    Roland DG Corp.                           1,200   32,121       0.0%
    Round One Corp.                           5,300   28,083       0.0%
    Royal Holdings Co., Ltd.                  2,000   36,889       0.0%
    Ryobi, Ltd.                              11,000   35,917       0.0%
    Ryoden Trading Co., Ltd.                  3,000   21,557       0.0%
    Ryosan Co., Ltd.                          2,800   66,682       0.1%
    Ryoyo Electro Corp.                       2,000   23,204       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    S Foods, Inc.                             2,000 $ 35,634       0.0%
    Sac's Bar Holdings, Inc.                  1,650   29,472       0.0%
    Saibu Gas Co., Ltd.                      24,000   56,387       0.1%
    Saizeriya Co., Ltd.                       2,400   48,889       0.0%
    Sakai Chemical Industry Co., Ltd.         7,000   23,102       0.0%
    Sakata INX Corp.                          3,000   28,480       0.0%
    Sakata Seed Corp.                         2,000   34,679       0.0%
    Sala Corp.                                4,000   19,996       0.0%
    San-A Co., Ltd.                           1,000   41,817       0.0%
    San-Ai Oil Co., Ltd.                      4,000   26,568       0.0%
    San-In Godo Bank, Ltd. (The)             14,000  133,977       0.1%
    Sanden Holdings Corp.                    10,000   46,605       0.0%
    Sangetsu Co., Ltd.                        4,200   64,618       0.1%
#*  Sanix, Inc.                               2,900    9,153       0.0%
    Sanken Electric Co., Ltd.                10,000   76,472       0.1%
    Sanki Engineering Co., Ltd.               5,000   39,932       0.0%
    Sankyo Seiko Co., Ltd.                    4,000   17,334       0.0%
    Sankyo Tateyama, Inc.                     4,100   76,630       0.1%
    Sankyu, Inc.                             19,000   89,109       0.1%
    Sanoh Industrial Co., Ltd.                3,000   21,996       0.0%
    Sanshin Electronics Co., Ltd.             2,000   16,467       0.0%
    Sanwa Holdings Corp.                     15,000  113,211       0.1%
    Sanyo Chemical Industries, Ltd.           7,000   54,548       0.1%
    Sanyo Denki Co., Ltd.                     4,000   33,502       0.0%
    Sanyo Electric Railway Co., Ltd.          6,000   23,518       0.0%
    Sanyo Shokai, Ltd.                       11,000   28,735       0.0%
    Sanyo Special Steel Co., Ltd.            15,000   72,589       0.1%
    Sapporo Holdings, Ltd.                   26,000  102,056       0.1%
    Sato Holdings Corp.                       1,900   43,879       0.0%
    Sato Restaurant Systems Co., Ltd.         2,200   19,522       0.0%
    Sato Shoji Corp.                          2,000   13,799       0.0%
    Satori Electric Co., Ltd.                 1,000    6,978       0.0%
#   Sawada Holdings Co., Ltd.                 3,300   25,194       0.0%
    Saxa Holdings, Inc.                       4,000    7,310       0.0%
    SCREEN Holdings Co., Ltd.                12,000   81,463       0.1%
    Secom Joshinetsu Co., Ltd.                  900   26,761       0.0%
    Seika Corp.                               8,000   22,228       0.0%
    Seiko Holdings Corp.                     10,000   52,982       0.1%
    Seiren Co., Ltd.                          5,300   46,211       0.0%
    Sekisui Jushi Corp.                       2,700   35,892       0.0%
    Sekisui Plastics Co., Ltd.                7,000   28,699       0.0%
    Senko Co., Ltd.                           6,000   37,885       0.0%
#   Senshu Electric Co., Ltd.                 1,000   15,115       0.0%
    Senshu Ikeda Holdings, Inc.              22,600  100,305       0.1%
    Senshukai Co., Ltd.                       3,000   21,644       0.0%
#   Seria Co., Ltd.                           1,500   47,918       0.0%
#   Shibaura Mechatronics Corp.               4,000    9,834       0.0%
    Shibusawa Warehouse Co., Ltd. (The)       6,000   17,832       0.0%
#   Shibuya Kogyo Co., Ltd.                   1,200   24,663       0.0%
    Shiga Bank, Ltd. (The)                   16,000   84,173       0.1%
#   Shikibo, Ltd.                             9,000    9,241       0.0%
    Shikoku Bank, Ltd. (The)                 12,000   25,630       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Shikoku Chemicals Corp.                   3,000 $ 26,332       0.0%
    Shima Seiki Manufacturing, Ltd.           2,800   48,346       0.0%
    Shimachu Co., Ltd.                        5,100  132,002       0.1%
    Shimizu Bank, Ltd. (The)                    400   10,623       0.0%
    Shin-Etsu Polymer Co., Ltd.               5,000   24,421       0.0%
    Shinagawa Refractories Co., Ltd.          5,000   13,367       0.0%
    Shindengen Electric Manufacturing Co.,
      Ltd.                                    8,000   40,962       0.0%
#*  Shinkawa, Ltd.                            1,000    6,516       0.0%
    Shinko Electric Industries Co., Ltd.      6,300   50,344       0.0%
    Shinko Plantech Co., Ltd.                 3,000   22,700       0.0%
    Shinko Shoji Co., Ltd.                    2,000   20,440       0.0%
    Shinmaywa Industries, Ltd.                8,000   83,167       0.1%
    Shinnihon Corp.                           4,000   14,959       0.0%
    Ship Healthcare Holdings, Inc.            2,900   70,876       0.1%
    Shiroki Corp.                             7,000   23,165       0.0%
    Shizuoka Gas Co., Ltd.                    5,000   32,435       0.0%
    Shobunsha Publications, Inc.              1,300    9,609       0.0%
    Showa Corp.                               6,100   64,445       0.1%
    Showa Sangyo Co., Ltd.                   10,000   40,818       0.0%
    Siix Corp.                                2,400   63,759       0.1%
    Sinanen Co., Ltd.                         3,000   11,858       0.0%
    Sinfonia Technology Co., Ltd.             6,000   10,212       0.0%
#   Sinko Industries, Ltd.                    2,400   24,722       0.0%
    Sintokogio, Ltd.                          3,938   32,986       0.0%
    SMK Corp.                                 5,000   20,709       0.0%
#   SMS Co., Ltd.                             2,100   25,831       0.0%
    Sodick Co., Ltd.                          4,100   42,617       0.0%
    Sogo Medical Co., Ltd.                    1,400   38,302       0.0%
#   Sparx Group Co., Ltd.                    11,800   24,051       0.0%
    SRA Holdings                              1,000   13,714       0.0%
    St Marc Holdings Co., Ltd.                1,000   33,635       0.0%
    Star Micronics Co., Ltd.                  3,100   50,426       0.0%
    Starts Corp., Inc.                        1,500   23,605       0.0%
    Starzen Co., Ltd.                         4,000   13,055       0.0%
    Stella Chemifa Corp.                        900   10,039       0.0%
    Sumida Corp.                              1,100    7,304       0.0%
    Suminoe Textile Co., Ltd.                 5,000   13,081       0.0%
    Sumitomo Bakelite Co., Ltd.              18,000   82,061       0.1%
    Sumitomo Densetsu Co., Ltd.               1,100   13,276       0.0%
    Sumitomo Mitsui Construction Co., Ltd.   39,460   54,916       0.1%
    Sumitomo Osaka Cement Co., Ltd.          30,000   97,709       0.1%
    Sumitomo Precision Products Co., Ltd.     2,000    7,919       0.0%
    Sumitomo Real Estate Sales Co., Ltd.      1,200   32,617       0.0%
    Sumitomo Riko Co, Ltd.                    2,700   23,356       0.0%
    Sumitomo Seika Chemicals Co., Ltd.        4,000   30,047       0.0%
    Sumitomo Warehouse Co., Ltd. (The)       11,000   62,063       0.1%
#   Sun Frontier Fudousan Co., Ltd.           1,500   14,292       0.0%
#*  SWCC Showa Holdings Co., Ltd.            12,000    9,514       0.0%
    Systena Corp.                             1,300    9,568       0.0%
    T Hasegawa Co., Ltd.                      1,600   23,442       0.0%
    T RAD Co., Ltd.                           5,000   10,773       0.0%
    T&K Toka Co., Ltd.                          500   10,205       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    T-Gaia Corp.                              2,100 $ 28,452       0.0%
    Tabuchi Electric Co., Ltd.                3,000   32,454       0.0%
    Tachi-S Co., Ltd.                         2,100   32,308       0.0%
    Tadano, Ltd.                              6,000   87,036       0.1%
    Taihei Dengyo Kaisha, Ltd.                3,000   25,308       0.0%
    Taiho Kogyo Co., Ltd.                     1,900   24,518       0.0%
#   Taikisha, Ltd.                            2,000   53,689       0.1%
    Taiko Bank, Ltd. (The)                    4,000    7,924       0.0%
    Taiyo Holdings Co., Ltd.                  1,700   58,460       0.1%
    Taiyo Yuden Co., Ltd.                     8,000  118,274       0.1%
    Takamatsu Construction Group Co., Ltd.    1,600   37,112       0.0%
    Takaoka Toko Co., Ltd.                      400    5,209       0.0%
    Takara Holdings, Inc.                     8,700   64,823       0.1%
    Takara Leben Co., Ltd.                   10,600   64,624       0.1%
    Takara Standard Co., Ltd.                 7,000   56,949       0.1%
    Takasago International Corp.              7,000   32,319       0.0%
    Takasago Thermal Engineering Co., Ltd.    6,000   77,819       0.1%
#   Takata Corp.                              4,900   60,581       0.1%
    Takeei Corp.                              1,900   16,750       0.0%
    Takeuchi Manufacturing Co., Ltd.          1,500   72,645       0.1%
    Takiron Co., Ltd.                         3,000   13,942       0.0%
    Takuma Co., Ltd.                          6,000   46,096       0.0%
    Tamron Co., Ltd.                          1,500   35,438       0.0%
    Tamura Corp.                              4,000   17,008       0.0%
    Tatsuta Electric Wire and Cable Co.,
      Ltd.                                    2,000    8,744       0.0%
#*  Teac Corp.                                5,000    2,341       0.0%
    TECHNO ASSOCIE Co., Ltd.                  1,800   18,578       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.           4,000    8,153       0.0%
    Tenma Corp.                               2,000   32,361       0.0%
    TKC Corp.                                 1,600   38,214       0.0%
    Toa Corp.(6894508)                       18,000   31,515       0.0%
    Toa Corp.(6894434)                        2,600   27,085       0.0%
    TOA ROAD Corp.                            3,000   10,742       0.0%
    Toagosei Co., Ltd.                       25,000  110,946       0.1%
#*  Tobishima Corp.                          17,200   34,774       0.0%
    TOC Co., Ltd.                             5,000   38,206       0.0%
    Tocalo Co., Ltd.                          1,000   19,635       0.0%
    Tochigi Bank, Ltd. (The)                 10,000   53,718       0.1%
    Toda Corp.                               17,000   70,066       0.1%
    Toei Co., Ltd.                            5,000   36,852       0.0%
    Toenec Corp.                              3,000   14,869       0.0%
    Toho Bank, Ltd. (The)                    21,000   88,619       0.1%
    Toho Holdings Co., Ltd.                   4,600   80,105       0.1%
#*  Toho Titanium Co., Ltd.                   2,900   24,725       0.0%
#   Toho Zinc Co., Ltd.                      12,000   46,192       0.0%
    Tohoku Bank, Ltd. (The)                   8,000   11,490       0.0%
    Tokai Carbon Co., Ltd.                   23,000   67,413       0.1%
    Tokai Corp.                               1,400   46,825       0.0%
    TOKAI Holdings Corp.                      9,000   38,190       0.0%
    Tokai Rika Co., Ltd.                      2,600   63,525       0.1%
#   Token Corp.                                 480   24,299       0.0%
    Tokushu Tokai Paper Co., Ltd.             5,189   11,846       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Tokuyama Corp.                           32,000 $ 71,194       0.1%
    Tokyo Dome Corp.                         16,000   68,216       0.1%
    Tokyo Energy & Systems, Inc.              2,000   19,002       0.0%
*   Tokyo Kikai Seisakusho, Ltd.              6,000    3,851       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                2,700   84,038       0.1%
#   Tokyo Rakutenchi Co., Ltd.                5,000   20,688       0.0%
*   Tokyo Rope Manufacturing Co., Ltd.        4,000    6,442       0.0%
    Tokyo Seimitsu Co., Ltd.                  4,600   99,150       0.1%
    Tokyo Steel Manufacturing Co., Ltd.       9,000   62,132       0.1%
    Tokyo Tekko Co., Ltd.                     3,000   12,408       0.0%
    Tokyo Theatres Co., Inc.                  6,000    6,959       0.0%
    Tokyo TY Financial Group, Inc.            2,224   63,582       0.1%
    Tokyotokeiba Co., Ltd.                   10,000   24,438       0.0%
    Tokyu Recreation Co., Ltd.                3,000   18,419       0.0%
    Toli Corp.                                6,000   14,484       0.0%
    Tomato Bank, Ltd.                         9,000   15,008       0.0%
    TOMONY Holdings, Inc.                    14,500   68,835       0.1%
    Tomy Co., Ltd.                            5,617   34,142       0.0%
    Tonami Holdings Co., Ltd.                 3,000   10,849       0.0%
    Toppan Forms Co., Ltd.                    2,600   31,164       0.0%
    Topre Corp.                               2,100   33,885       0.0%
    Topy Industries, Ltd.                    20,000   47,936       0.0%
    Toridoll.corp                             3,700   51,989       0.1%
#   Torishima Pump Manufacturing Co., Ltd.    2,000   14,806       0.0%
    Tosei Corp.                               4,200   30,349       0.0%
    Toshiba Machine Co., Ltd.                10,000   44,406       0.0%
    Toshiba Plant Systems & Services Corp.    4,000   55,616       0.1%
    Toshiba TEC Corp.                         8,000   44,366       0.0%
#   Tosho Printing Co., Ltd.                  5,000   15,861       0.0%
    Totetsu Kogyo Co., Ltd.                   3,000   67,653       0.1%
    Tottori Bank, Ltd. (The)                  6,000   13,136       0.0%
    Towa Bank, Ltd. (The)                    13,000   11,290       0.0%
    Towa Pharmaceutical Co., Ltd.               900   47,595       0.0%
#   Toyo Construction Co., Ltd.               7,400   28,643       0.0%
    Toyo Corp.                                3,000   28,141       0.0%
#   Toyo Denki Seizo - Toyo Electric
      Manufacturing Co., Ltd.                 5,000   17,781       0.0%
    Toyo Engineering Corp.                   18,000   50,355       0.0%
    Toyo Ink SC Holdings Co., Ltd.           15,000   71,424       0.1%
    Toyo Kanetsu KK                          12,000   22,651       0.0%
    Toyo Kohan Co., Ltd.                      3,000   14,251       0.0%
    Toyo Securities Co., Ltd.                 5,000   15,832       0.0%
#   Toyo Tanso Co., Ltd.                        300    5,649       0.0%
    Toyobo Co., Ltd.                         75,000  114,336       0.1%
    TPR Co., Ltd.                             2,100   55,089       0.1%
    Trancom Co., Ltd.                           600   28,323       0.0%
    Transcosmos, Inc.                         1,900   46,004       0.0%
    Trusco Nakayama Corp.                     1,400   47,143       0.0%
    TS Tech Co., Ltd.                         1,800   53,603       0.1%
    TSI Holdings Co., Ltd.                    6,525   44,418       0.0%
    Tsubakimoto Chain Co.                     9,000   73,681       0.1%
    Tsugami Corp.                             5,000   29,221       0.0%
    Tsukishima Kikai Co., Ltd.                3,000   30,100       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Tsukuba Bank, Ltd.                        5,500 $ 18,818       0.0%
#   Tsukui Corp.                              2,600   19,648       0.0%
#   Tsumura & Co.                             5,000  117,166       0.1%
    Tsurumi Manufacturing Co., Ltd.           2,000   30,017       0.0%
    Tsutsumi Jewelry Co., Ltd.                  800   19,010       0.0%
#   U-Shin, Ltd.                              2,000   13,170       0.0%
    UACJ Corp.                               24,034   69,487       0.1%
    Ube Industries, Ltd.                     78,400  130,069       0.1%
    Uchida Yoko Co., Ltd.                     4,000   13,594       0.0%
    UKC Holdings Corp.                          300    5,317       0.0%
*   Ulvac, Inc.                               4,900   83,432       0.1%
*   Uniden Corp.                              2,000    3,659       0.0%
    Union Tool Co.                              400   12,073       0.0%
    Unipres Corp.                             2,300   47,485       0.0%
    United Arrows, Ltd.                       1,600   49,236       0.0%
#*  United Super Markets Holdings, Inc.       1,900   16,454       0.0%
*   Unitika, Ltd.                            52,000   26,134       0.0%
    Universal Entertainment Corp.             2,600   43,189       0.0%
    UNY Group Holdings Co., Ltd.             15,800   89,341       0.1%
*   Usen Corp.                                8,870   26,079       0.0%
#   Ushio, Inc.                               8,200  107,531       0.1%
    Valor Co., Ltd.                           2,000   42,629       0.0%
    Vital KSK Holdings, Inc.                  2,800   20,678       0.0%
    VT Holdings Co., Ltd.                     6,900   34,621       0.0%
    Wacoal Holdings Corp.                     6,000   66,681       0.1%
#   Wacom Co., Ltd.                          11,800   61,182       0.1%
    Wakita & Co., Ltd.                        4,500   44,871       0.0%
    Warabeya Nichiyo Co., Ltd.                1,200   26,871       0.0%
#*  WATAMI Co., Ltd.                          1,400   13,756       0.0%
    Welcia Holdings Co., Ltd.                   475   20,770       0.0%
#   West Holdings Corp.                       1,800   13,052       0.0%
    Wood One Co., Ltd.                        3,000    6,947       0.0%
    Xebio Co., Ltd.                           1,500   26,476       0.0%
    Yahagi Construction Co., Ltd.             1,500    9,740       0.0%
    YAMABIKO Corp.                              615   26,644       0.0%
#   Yamagata Bank, Ltd. (The)                11,000   48,907       0.0%
#   Yamaichi Electronics Co., Ltd.            1,600   12,143       0.0%
    Yamanashi Chuo Bank, Ltd. (The)          14,000   65,020       0.1%
    Yamato Kogyo Co., Ltd.                    2,200   51,761       0.1%
    Yamazen Corp.                             3,000   26,689       0.0%
    Yaoko Co., Ltd.                           1,000   35,406       0.0%
    Yasuda Logistics Corp.                    2,000   16,980       0.0%
    Yellow Hat, Ltd.                          1,800   39,770       0.0%
    Yodogawa Steel Works, Ltd.                9,000   36,443       0.0%
    Yokogawa Bridge Holdings Corp.            3,300   37,382       0.0%
    Yokohama Reito Co., Ltd.                  3,000   21,241       0.0%
    Yokowo Co., Ltd.                          1,700   10,073       0.0%
    Yomeishu Seizo Co., Ltd.                  2,000   16,774       0.0%
    Yondenko Corp.                            2,100    8,601       0.0%
#   Yondoshi Holdings, Inc.                   1,159   25,467       0.0%
    Yorozu Corp.                              1,900   38,812       0.0%
#   Yoshinoya Holdings Co., Ltd.              6,200   70,758       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
JAPAN -- (Continued)
    Yuasa Trading Co., Ltd.                   1,800 $    39,641       0.0%
    Yurtec Corp.                              4,000      25,577       0.0%
    Yusen Logistics Co., Ltd.                   600       7,338       0.0%
    Yushiro Chemical Industry Co., Ltd.       1,000      12,904       0.0%
#   Zenrin Co., Ltd.                          1,800      22,088       0.0%
*   Zensho Holdings Co., Ltd.                 6,900      64,582       0.1%
    ZERIA Pharmaceutical Co., Ltd.            2,200      34,899       0.0%
    Zojirushi Corp.                           2,000      27,350       0.0%
    Zuken, Inc.                               2,000      17,896       0.0%
                                                    -----------      ----
TOTAL JAPAN                                          33,510,340      21.8%
                                                    -----------      ----
NETHERLANDS -- (2.0%)
    Aalberts Industries NV                    6,785     210,353       0.1%
#   Accell Group                              2,718      50,818       0.0%
*   AFC Ajax NV                                 864       9,106       0.0%
*   AMG Advanced Metallurgical Group NV       1,768      18,413       0.0%
    Amsterdam Commodities NV                  1,493      42,337       0.0%
#*  APERAM SA                                 4,898     186,730       0.1%
    Arcadis NV                                4,903     155,200       0.1%
#   ASM International NV                      5,088     247,032       0.2%
    BE Semiconductor Industries NV            3,299      94,095       0.1%
    Beter Bed Holding NV                      1,357      35,001       0.0%
    BinckBank NV                              5,546      55,586       0.0%
#   Brunel International NV                   2,776      56,927       0.0%
    Corbion NV                                6,245     142,625       0.1%
    Delta Lloyd NV                           15,787     298,550       0.2%
    Fugro NV                                    852      24,503       0.0%
*   Galapagos NV                              1,948      82,038       0.1%
*   Grontmij NV                               7,969      35,271       0.0%
#*  Heijmans NV                               1,624      21,708       0.0%
    Hunter Douglas NV                           130       6,327       0.0%
    KAS Bank NV                                 488       6,619       0.0%
#   Kendrion NV                               1,483      46,360       0.0%
*   Koninklijke BAM Groep NV                 25,585     106,653       0.1%
#   Koninklijke Ten Cate NV                   2,897      67,447       0.1%
*   Macintosh Retail Group NV                   944       2,784       0.0%
*   Mota-Engil Africa NV                        399       3,128       0.0%
*   Ordina NV                                 2,349       4,525       0.0%
*   PostNL NV                                43,334     215,201       0.1%
#*  Royal Imtech NV                           5,039      26,952       0.0%
*   SBM Offshore NV                          18,180     234,774       0.2%
    Sligro Food Group NV                      1,688      65,137       0.1%
#*  SNS Reaal NV                             15,156          --       0.0%
*   Telegraaf Media Groep NV                  1,964      12,845       0.0%
    TKH Group NV                              4,137     153,509       0.1%
#   TNT Express NV                           37,413     319,360       0.2%
#*  TomTom NV                                12,169     107,997       0.1%
    USG People NV                             7,067      95,970       0.1%
    Wessanen                                 10,973      93,499       0.1%
                                                    -----------      ----
TOTAL NETHERLANDS                                     3,335,380       2.2%
                                                    -----------      ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
NEW ZEALAND -- (1.2%)
#*  a2 Milk Co., Ltd.                        16,703 $    6,611       0.0%
    Air New Zealand, Ltd.                    41,085     84,431       0.1%
    Briscoe Group, Ltd.                      15,371     33,206       0.0%
    Cavalier Corp., Ltd.                      8,600      2,622       0.0%
*   Chorus, Ltd.                             27,692     64,445       0.1%
    Contact Energy, Ltd.                     21,478     93,011       0.1%
    Ebos Group, Ltd.                          6,927     50,324       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.   43,735    216,594       0.2%
    Freightways, Ltd.                        12,116     56,403       0.0%
    Hallenstein Glasson Holdings, Ltd.        5,327     14,125       0.0%
    Heartland New Zealand, Ltd.               5,841      5,883       0.0%
    Infratil, Ltd.                           60,362    143,680       0.1%
#   Kathmandu Holdings, Ltd.                  8,788      9,599       0.0%
#   Mainfreight, Ltd.                         8,295     97,386       0.1%
#   Metlifecare, Ltd.                        17,037     63,126       0.1%
*   New Zealand Refining Co., Ltd. (The)     13,533     25,904       0.0%
    Nuplex Industries, Ltd.                  14,414     36,895       0.0%
#   NZX, Ltd.                                 4,430      3,986       0.0%
    PGG Wrightson, Ltd.                      10,577      3,994       0.0%
#   Port of Tauranga, Ltd.                    7,100     90,729       0.1%
    Restaurant Brands New Zealand, Ltd.       9,560     30,273       0.0%
    Ryman Healthcare, Ltd.                   27,532    170,985       0.1%
    Sanford, Ltd.                             6,562     24,359       0.0%
    Sky Network Television, Ltd.             30,343    145,352       0.1%
    SKYCITY Entertainment Group, Ltd.        45,599    146,070       0.1%
    Steel & Tube Holdings, Ltd.               5,579     12,247       0.0%
    Summerset Group Holdings, Ltd.           22,761     60,213       0.0%
    Tower, Ltd.                              13,924     23,433       0.0%
    Trade Me Group, Ltd.                     41,913    122,078       0.1%
#   TrustPower, Ltd.                          4,827     28,746       0.0%
    Vector, Ltd.                             23,021     56,734       0.0%
    Warehouse Group, Ltd. (The)               5,475     11,511       0.0%
*   Xero, Ltd.                                4,066     61,414       0.0%
                                                    ----------       ---
TOTAL NEW ZEALAND                                    1,996,369       1.3%
                                                    ----------       ---
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA           24,317     17,480       0.0%
#*  Akastor ASA                               9,797     19,117       0.0%
#   Aker ASA Class A                          2,051     46,191       0.0%
    American Shipping ASA                     2,165      9,127       0.0%
*   Archer, Ltd.                             29,102     10,799       0.0%
#   Atea ASA                                  5,000     55,779       0.1%
    Austevoll Seafood ASA                     5,800     33,734       0.0%
    Bakkafrost P/F                            2,040     47,907       0.0%
    Bonheur ASA                                  83        737       0.0%
    BW Offshore, Ltd.                        39,005     29,059       0.0%
*   Det Norske Oljeselskap ASA                6,639     48,646       0.0%
*   DOF ASA                                   2,500      2,913       0.0%
    Ekornes ASA                               1,600     22,521       0.0%
*   Electromagnetic GeoServices ASA           4,467      1,778       0.0%
    Farstad Shipping ASA                        800      3,972       0.0%
#*  Frontline, Ltd.                           1,361      3,501       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
NORWAY -- (Continued)
    Ganger Rolf ASA                            1,960 $   17,817       0.0%
#*  Golden Ocean Group, Ltd.                   3,992     19,643       0.0%
#   Hexagon Composites ASA                     6,540     21,068       0.0%
    Hoegh LNG Holdings, Ltd.                   4,064     54,773       0.0%
*   Kongsberg Automotive ASA                  47,061     39,151       0.0%
    Kvaerner ASA                              10,879      8,530       0.0%
    Leroy Seafood Group ASA                    1,503     49,864       0.0%
#*  Nordic Semiconductor ASA                  10,897     83,023       0.1%
#*  Norske Skogindustrier ASA                  7,000      4,019       0.0%
#*  Norwegian Air Shuttle ASA                  1,507     63,109       0.1%
*   Odfjell SE Class A                         1,000      2,807       0.0%
#   Opera Software ASA                         6,271     61,028       0.1%
*   Panoro Energy ASA                          1,501        233       0.0%
    Prosafe SE                                16,087     57,213       0.1%
#*  REC Silicon ASA                          140,159     39,136       0.0%
*   REC Solar ASA                              2,416     32,679       0.0%
    Salmar ASA                                 2,871     46,612       0.0%
    Sevan Marine ASA                           1,337      3,510       0.0%
    Siem Offshore, Inc.                        9,787      3,521       0.0%
    Solstad Offshore ASA                       1,000      6,427       0.0%
*   Songa Offshore                            22,582      5,066       0.0%
    SpareBank 1 SMN                            8,057     71,971       0.1%
#   SpareBank 1 SR Bank ASA                    8,340     61,853       0.1%
    Stolt-Nielsen, Ltd.                        1,022     19,053       0.0%
    Tomra Systems ASA                         14,102    137,223       0.1%
#   Veidekke ASA                               4,900     60,196       0.1%
#   Wilh Wilhelmsen ASA                        1,741     11,338       0.0%
    Wilh Wilhelmsen Holding ASA Class A        2,050     49,430       0.0%
                                                     ----------       ---
TOTAL NORWAY                                          1,383,554       0.9%
                                                     ----------       ---
PORTUGAL -- (0.4%)
    Altri SGPS SA                              7,954     34,113       0.0%
#*  Banco BPI SA                              40,060     65,482       0.0%
#*  Banco Comercial Portugues SA             732,621     72,955       0.0%
    Mota-Engil SGPS SA                         8,817     30,414       0.0%
    NOS SGPS SA                               11,746     85,558       0.0%
    Portucel SA                               20,700    101,273       0.1%
    REN - Redes Energeticas Nacionais SGPS
      SA                                      41,500    129,916       0.1%
    Semapa-Sociedade de Investimento e
      Gestao                                   6,200     88,799       0.1%
*   Sonae Industria SGPS SA                  267,750      2,377       0.0%
    Sonae SGPS SA                             70,140     97,525       0.1%
                                                     ----------       ---
TOTAL PORTUGAL                                          708,412       0.4%
                                                     ----------       ---
SINGAPORE -- (1.1%)
#*  Ausgroup, Ltd.                            44,000      8,117       0.0%
    Banyan Tree Holdings, Ltd.                 7,000      2,905       0.0%
#*  Biosensors International Group, Ltd.     111,000     69,153       0.1%
*   Boustead Projects Pte., Ltd.               6,600      5,212       0.0%
    Boustead Singapore, Ltd.                  22,000     23,481       0.0%
    Bukit Sembawang Estates, Ltd.             10,500     40,855       0.1%
    Bund Center Investment, Ltd.             108,000     16,094       0.0%
    China Aviation Oil Singapore Corp., Ltd.   9,600      6,192       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES  VALUE++ OF NET ASSETS**
                                             ------- ------- ---------------
SINGAPORE -- (Continued)
    China Merchants Holdings Pacific, Ltd.    42,900 $38,230       0.0%
    Chip Eng Seng Corp., Ltd.                 45,000  30,218       0.0%
    Chuan Hup Holdings, Ltd.                  87,000  21,697       0.0%
    Cosco Corp. Singapore, Ltd.               76,000  34,680       0.0%
    Creative Technology, Ltd.                  2,650   2,843       0.0%
    CSE Global, Ltd.                          40,000  17,359       0.0%
    CWT, Ltd.                                 12,000  17,403       0.0%
*   Del Monte Pacific, Ltd.                   72,000  22,855       0.0%
*   Delong Holdings, Ltd.                     17,000   2,934       0.0%
#   Ezion Holdings, Ltd.                     102,500  92,936       0.1%
#*  Ezra Holdings, Ltd.                       80,705  26,752       0.0%
    Falcon Energy Group, Ltd.                 21,000   4,368       0.0%
    Far East Orchard, Ltd.                    11,239  14,607       0.0%
    Fragrance Group, Ltd.                     82,000  12,709       0.0%
    GK Goh Holdings, Ltd.                     17,000  12,433       0.0%
    Global Premium Hotels, Ltd.                6,560   1,680       0.0%
    GMG Global, Ltd.                         275,000  15,364       0.0%
#   GuocoLand, Ltd.                            5,000   7,170       0.0%
    GuocoLeisure, Ltd.                        53,000  36,794       0.0%
    Hi-P International, Ltd.                  23,000  10,605       0.0%
    Ho Bee Land, Ltd.                         14,000  24,519       0.0%
    Hong Fok Corp., Ltd.                      49,200  35,229       0.0%
    Hong Leong Asia, Ltd.                      8,000   8,030       0.0%
    Hotel Grand Central, Ltd.                 36,273  41,085       0.1%
    Hwa Hong Corp., Ltd.                      59,000  14,894       0.0%
#   Hyflux, Ltd.                              27,500  20,017       0.0%
    Indofood Agri Resources, Ltd.             28,000  15,390       0.0%
    k1 Ventures, Ltd.                        120,000  18,566       0.0%
    Keppel Infrastructure Trust               29,000  24,888       0.0%
#*  Linc Energy, Ltd.                         38,912  10,945       0.0%
    Metro Holdings, Ltd.                      49,200  36,811       0.0%
#   Midas Holdings, Ltd.                     114,000  33,391       0.0%
#   Nam Cheong, Ltd.                          67,000  16,882       0.0%
#   OSIM International, Ltd.                  18,000  27,577       0.0%
    Otto Marine, Ltd.                         48,000   1,373       0.0%
#   OUE Hospitality Trust                      3,833   2,823       0.0%
    OUE, Ltd.                                 23,000  38,386       0.0%
    Oxley Holdings, Ltd.                      57,000  21,904       0.0%
#   Petra Foods, Ltd.                         16,000  46,800       0.1%
    Raffles Education Corp., Ltd.             49,200  11,907       0.0%
    Raffles Medical Group, Ltd.               21,000  63,888       0.1%
    Rotary Engineering, Ltd.                  17,000   7,061       0.0%
    SBS Transit, Ltd.                         23,000  31,610       0.0%
    Sheng Siong Group, Ltd.                   37,000  23,453       0.0%
#   Sinarmas Land, Ltd.                      108,000  57,419       0.1%
    SMRT Corp., Ltd.                          56,000  71,265       0.1%
    Stamford Land Corp., Ltd.                 21,000   9,193       0.0%
#*  SunVic Chemical Holdings, Ltd.            40,000  13,570       0.0%
    Super Group, Ltd.                         46,000  51,679       0.1%
#*  Swiber Holdings, Ltd.                     34,500   5,144       0.0%
#   Swissco Holdings, Ltd.                    15,000   5,578       0.0%
    Tat Hong Holdings, Ltd.                   35,000  16,479       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SINGAPORE -- (Continued)
    Tuan Sing Holdings, Ltd.                  44,628 $   13,633       0.0%
    United Engineers, Ltd.                    34,000     68,041       0.1%
    UOB-Kay Hian Holdings, Ltd.               31,302     36,178       0.0%
#*  Vard Holdings, Ltd.                       33,000     15,903       0.0%
    Venture Corp., Ltd.                       23,000    146,685       0.1%
    Wheelock Properties Singapore, Ltd.       20,000     28,987       0.0%
    Wing Tai Holdings, Ltd.                   45,970     68,023       0.1%
    Yeo Hiap Seng, Ltd.                        2,482      3,159       0.0%
    Yongnam Holdings, Ltd.                    70,000      8,563       0.0%
                                                     ----------       ---
TOTAL SINGAPORE                                       1,792,574       1.2%
                                                     ----------       ---
SPAIN -- (2.1%)
    Abengoa SA                                 2,175      7,515       0.0%
#   Abengoa SA Class B                        37,689    121,817       0.1%
*   Acciona SA                                 2,521    190,724       0.1%
    Acerinox SA                                7,865    114,767       0.1%
    Adveo Group International SA                 770     10,939       0.0%
*   Almirall SA                                5,548    104,606       0.1%
    Atresmedia Corp de Medios de
      Comunicacion SA                          6,214    100,370       0.1%
*   Azkoyen SA                                 2,184      7,451       0.0%
*   Baron de Ley                                  67      6,984       0.0%
    Bolsas y Mercados Espanoles SHMSF SA       5,936    265,558       0.2%
*   Cementos Portland Valderrivas SA           1,167      9,567       0.0%
    Cie Automotive SA                          3,637     55,270       0.0%
    Construcciones y Auxiliar de
      Ferrocarriles SA                           152     53,009       0.0%
    Distribuidora Internacional de
      Alimentacion SA                          1,728     13,839       0.0%
    Duro Felguera SA                           7,718     31,101       0.0%
    Ebro Foods SA                              8,515    165,175       0.1%
    Elecnor SA                                 1,707     18,572       0.0%
    Ence Energia y Celulosa SA                19,515     70,392       0.0%
*   Ercros SA                                  3,027      1,567       0.0%
    Faes Farma SA                             23,971     61,947       0.0%
*   Fomento de Construcciones y Contratas SA  11,225    143,967       0.1%
*   Gamesa Corp. Tecnologica SA               16,592    221,875       0.1%
    Grupo Catalana Occidente SA                3,722    119,710       0.1%
*   Grupo Ezentis SA                           6,877      6,326       0.0%
    Iberpapel Gestion SA                         936     16,166       0.0%
    Indra Sistemas SA                          8,172     96,199       0.1%
*   Inmobiliaria Colonial SA                     350        240       0.0%
*   Jazztel P.L.C.                            16,693    241,019       0.2%
*   Mediaset Espana Comunicacion SA           12,622    171,087       0.1%
    Melia Hotels International SA              4,123     51,548       0.0%
    Miquel y Costas & Miquel SA                  740     27,015       0.0%
*   NH Hotel Group SA                         21,259    123,774       0.1%
    Obrascon Huarte Lain SA                    3,159     73,277       0.1%
    Papeles y Cartones de Europa SA            2,874     18,619       0.0%
*   Pescanova SA                               1,077         --       0.0%
*   Promotora de Informaciones SA Class A    192,457     63,219       0.0%
    Prosegur Cia de Seguridad SA              22,000    126,820       0.1%
*   Realia Business SA                         4,187      3,451       0.0%
*   Sacyr SA                                  29,888    134,195       0.1%
    Tecnicas Reunidas SA                       2,749    127,866       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SPAIN -- (Continued)
    Tubacex SA                                5,465 $   18,490       0.0%
#   Tubos Reunidos SA                         8,287     15,491       0.0%
    Vidrala SA                                1,515     70,774       0.1%
    Viscofan SA                               4,280    272,034       0.2%
*   Zeltia SA                                20,136     93,131       0.1%
                                                    ----------       ---
TOTAL SPAIN                                          3,647,463       2.4%
                                                    ----------       ---
SWEDEN -- (2.9%)
    AAK AB                                    2,323    146,966       0.1%
#   AddTech AB Class B                        7,500     98,627       0.1%
    AF AB Class B                             5,364     72,946       0.1%
#   Atrium Ljungberg AB Class B               2,399     35,005       0.0%
    Avanza Bank Holding AB                    1,713     73,794       0.1%
    Axfood AB                                 7,200    113,743       0.1%
    B&B Tools AB Class B                      2,500     40,375       0.0%
    Beijer Alma AB                            1,700     38,149       0.0%
    Beijer Ref AB Class B                     1,786     35,479       0.0%
    Betsson AB                                3,029    126,810       0.1%
    Bilia AB Class A                          2,065     73,319       0.1%
    BillerudKorsnas AB                       10,868    188,126       0.1%
    BioGaia AB Class B                        1,689     46,272       0.0%
    Bure Equity AB                            1,767     10,809       0.0%
#   Byggmax Group AB                          7,775     56,778       0.0%
    Castellum AB                             12,313    191,988       0.1%
#   Catena AB                                 1,487     24,565       0.0%
    Clas Ohlson AB Class B                    2,530     43,444       0.0%
*   Cloetta AB Class B                       22,873     70,468       0.1%
    Concentric AB                             3,360     47,544       0.0%
#   Dios Fastigheter AB                       3,244     25,266       0.0%
#   Duni AB                                   3,495     53,289       0.0%
#*  Eniro AB                                 30,666      6,155       0.0%
    Fabege AB                                10,149    154,709       0.1%
*   Fastighets AB Balder                      2,430     43,315       0.0%
#   Gunnebo AB                                3,000     14,901       0.0%
    Haldex AB                                 3,360     50,210       0.0%
#   Hexpol AB                                 2,066    221,395       0.2%
    HIQ International AB                      4,214     21,470       0.0%
    Holmen AB Class B                         5,220    172,719       0.1%
    Industrial & Financial Systems Class B    1,799     62,275       0.0%
#   Indutrade AB                              1,993     97,362       0.1%
    Intrum Justitia AB                        5,500    173,207       0.1%
#   JM AB                                     5,312    158,043       0.1%
    KappAhl AB                                6,122     27,946       0.0%
*   Karolinska Development AB Class B         1,741      2,504       0.0%
    Klovern AB Class A                          857        960       0.0%
#   Klovern AB Class B                        8,570      9,507       0.0%
#   Kungsleden AB                            11,062     80,519       0.1%
    Lagercrantz AB Class B                    2,500     54,122       0.0%
    Lindab International AB                   8,278     72,299       0.1%
#   Loomis AB Class B                         4,521    144,895       0.1%
#*  Medivir AB Class B                        1,986     21,747       0.0%
#   Mekonomen AB                              1,956     48,668       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SWEDEN -- (Continued)
    Modern Times Group AB Class B             4,226 $  140,537       0.1%
#   Mycronic AB                               8,284     60,222       0.0%
    Net Entertainment NE AB                   1,952     73,802       0.1%
*   Net Insight AB Class B                   11,409      4,418       0.0%
#   New Wave Group AB Class B                 2,000     10,490       0.0%
    Nibe Industrier AB Class B                5,299    141,142       0.1%
    Nobia AB                                  8,067     87,327       0.1%
    Nolato AB Class B                         2,054     49,304       0.0%
#   Nordnet AB Class B                        9,555     43,639       0.0%
#   Oriflame Cosmetics SA                     2,508     43,309       0.0%
#   Peab AB                                  14,480    122,123       0.1%
#   Proffice AB Class B                       2,061      5,193       0.0%
#*  Qliro Group AB                            3,088      5,733       0.0%
#   Ratos AB Class B                         16,898    115,220       0.1%
    Rezidor Hotel Group AB                    7,735     32,816       0.0%
#   Saab AB Class B                           4,917    126,921       0.1%
    Sagax AB Class B                          1,910     13,217       0.0%
#*  SAS AB                                    7,999     15,457       0.0%
    SkiStar AB                                1,500     18,031       0.0%
#*  SSAB AB Class A(B17H0S8)                 10,488     63,447       0.1%
#*  SSAB AB Class A(BPRBWK4)                  3,811     23,046       0.0%
*   SSAB AB Class B(B17H3F6)                  5,703     29,619       0.0%
*   SSAB AB Class B(BPRBWM6)                  9,728     51,287       0.0%
#   Sweco AB Class B                          2,350     30,936       0.0%
*   Swedish Orphan Biovitrum AB               6,251    100,464       0.1%
#   Systemair AB                                107      1,477       0.0%
    Transmode AB                                734     10,073       0.0%
    Unibet Group P.L.C.                       1,751    102,650       0.1%
#   Vitrolife AB                              1,018     19,204       0.0%
    Wallenstam AB Class B                     7,434    125,338       0.1%
#   Wihlborgs Fastigheter AB                  3,900     75,482       0.1%
                                                    ----------       ---
TOTAL SWEDEN                                         4,994,614       3.2%
                                                    ----------       ---
SWITZERLAND -- (4.3%)
*   AFG Arbonia-Forster Holding AG            1,105     23,574       0.0%
    Allreal Holding AG                        1,167    167,431       0.1%
*   Alpiq Holding AG                            101      8,812       0.0%
    ams AG                                    5,448    296,193       0.2%
    APG SGA SA                                   64     26,423       0.0%
    Ascom Holding AG                          5,052     89,947       0.1%
    Autoneum Holding AG                         398     87,888       0.1%
    Bachem Holding AG Class B                   343     18,475       0.0%
    Bank Coop AG                                580     25,968       0.0%
    Banque Cantonale de Geneve                   85     21,898       0.0%
    Banque Cantonale Vaudoise                   190    111,899       0.1%
    Belimo Holding AG                            43    104,335       0.1%
    Bell AG                                      14     37,495       0.0%
    Bellevue Group AG                           298      4,416       0.0%
#   Berner Kantonalbank AG                      278     59,533       0.0%
    BKW AG                                    1,235     48,576       0.0%
    Bobst Group SA                              800     36,496       0.0%
    Bossard Holding AG Class A                  477     56,920       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SWITZERLAND -- (Continued)
#   Bucher Industries AG                        555 $139,498       0.1%
    Burckhardt Compression Holding AG           221   96,229       0.1%
    Burkhalter Holding AG                       185   22,591       0.0%
*   Charles Voegele Holding AG                  750   10,179       0.0%
    Cie Financiere Tradition SA                  66    4,690       0.0%
    Coltene Holding AG                          250   22,109       0.0%
    Conzzeta AG                                  27  101,790       0.1%
    Daetwyler Holding AG                        502   71,252       0.1%
    DKSH Holding AG                           2,004  157,708       0.1%
*   Dufry AG                                  1,260  185,266       0.1%
    Edmond de Rothschild Suisse SA                1   16,128       0.0%
    EFG International AG                      4,617   67,768       0.1%
    Emmi AG                                     195   64,623       0.1%
    Energiedienst Holding AG                  1,000   29,225       0.0%
    Flughafen Zuerich AG                        302  235,193       0.2%
    Forbo Holding AG                            179  216,789       0.1%
    GAM Holding AG                           12,356  278,764       0.2%
    Gategroup Holding AG                      2,693   94,168       0.1%
    Georg Fischer AG                            398  281,507       0.2%
    Gurit Holding AG                             25   11,609       0.0%
    Helvetia Holding AG                         617  350,544       0.2%
    Huber & Suhner AG                           743   34,323       0.0%
    Implenia AG                               1,185   81,138       0.1%
    Inficon Holding AG                          149   56,639       0.0%
    Interroll Holding AG                         59   39,227       0.0%
    Intershop Holding AG                        111   47,597       0.0%
    Jungfraubahn Holding AG                      31    2,786       0.0%
    Kaba Holding AG Class B                     250  164,192       0.1%
    Kardex AG                                   792   47,445       0.0%
    Komax Holding AG                            407   74,852       0.1%
    Kudelski SA                               6,040   90,569       0.1%
    Kuoni Reisen Holding AG                     371  124,647       0.1%
    LEM Holding SA                               62   54,934       0.0%
    Liechtensteinische Landesbank AG            783   31,727       0.0%
    Logitech International SA                13,269  199,198       0.1%
    Luzerner Kantonalbank AG                    282  109,377       0.1%
    MCH Group AG                                 12      795       0.0%
    Metall Zug AG                                23   65,231       0.1%
#*  Meyer Burger Technology AG                5,000   34,197       0.0%
    Micronas Semiconductor Holding AG         2,979   18,153       0.0%
*   Mobilezone Holding AG                     2,585   40,602       0.0%
    Mobimo Holding AG                           824  183,865       0.1%
    OC Oerlikon Corp. AG                     15,998  209,278       0.1%
*   Orascom Development Holding AG              935   14,526       0.0%
    Orior AG                                    485   29,442       0.0%
    Panalpina Welttransport Holding AG          984  137,220       0.1%
    Phoenix Mecano AG                            50   24,389       0.0%
    PSP Swiss Property AG                       148   13,804       0.0%
    Rieter Holding AG                           372   61,277       0.0%
    Romande Energie Holding SA                   27   33,220       0.0%
*   Schmolz + Bickenbach AG                  47,389   45,661       0.0%
    Schweiter Technologies AG                    84   73,082       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Siegfried Holding AG                         420 $   71,392       0.1%
    St Galler Kantonalbank AG                    198     75,548       0.1%
    Straumann Holding AG                         830    234,836       0.2%
    Sulzer AG                                  1,374    153,322       0.1%
    Swissquote Group Holding SA                  538     17,164       0.0%
    Tamedia AG                                   249     43,515       0.0%
    Tecan Group AG                               860    114,294       0.1%
    Temenos Group AG                           4,259    154,773       0.1%
    U-Blox AG                                    593    112,591       0.1%
*   Valartis Group AG                            200      2,597       0.0%
    Valiant Holding AG                         1,308    117,924       0.1%
    Valora Holding AG                            326     73,162       0.1%
    Vaudoise Assurances Holding SA Class B        75     42,026       0.0%
    Vetropack Holding AG                          17     28,985       0.0%
*   Von Roll Holding AG                        1,435      1,756       0.0%
    Vontobel Holding AG                        2,495    110,848       0.1%
    VP Bank AG                                   198     16,672       0.0%
    Walliser Kantonalbank                         15     11,780       0.0%
    Ypsomed Holding AG                           227     22,021       0.0%
*   Zehnder Group AG                           1,193     56,494       0.0%
    Zug Estates Holding AG                        12     18,364       0.0%
    Zuger Kantonalbank AG                          8     41,101       0.0%
                                                     ----------       ---
TOTAL SWITZERLAND                                     7,348,467       4.8%
                                                     ----------       ---
UNITED KINGDOM -- (20.3%)
    888 Holdings P.L.C.                        5,052     12,405       0.0%
    A.G.BARR P.L.C.                            6,780     64,991       0.0%
    Acacia Mining P.L.C.                      12,404     55,012       0.0%
#*  Afren P.L.C.                              57,931      2,954       0.0%
*   Aga Rangemaster Group P.L.C.               7,312     10,638       0.0%
    Alent P.L.C.                              15,220     84,524       0.1%
    Amec Foster Wheeler P.L.C.                10,912    152,781       0.1%
    Amlin P.L.C.                              30,535    213,989       0.1%
    Anglo Pacific Group P.L.C.                11,773     17,193       0.0%
    Anglo-Eastern Plantations P.L.C.             186      1,778       0.0%
    Anite P.L.C.                              19,453     25,285       0.0%
#   Ashmore Group P.L.C.                      19,064     90,121       0.1%
    Ashtead Group P.L.C.                       2,755     47,242       0.0%
    Aveva Group P.L.C.                           853     22,072       0.0%
    Avon Rubber P.L.C.                         1,029     12,225       0.0%
    Balfour Beatty P.L.C.                    110,736    409,864       0.3%
    Bank of Georgia Holdings P.L.C.            2,027     55,668       0.0%
    Barratt Developments P.L.C.               88,920    705,433       0.5%
    BBA Aviation P.L.C.                       33,952    178,649       0.1%
    Beazley P.L.C.                            44,533    191,518       0.1%
    Bellway P.L.C.                            18,566    564,447       0.4%
    Berendsen P.L.C.                          12,354    196,398       0.1%
    Berkeley Group Holdings P.L.C.             5,669    218,272       0.1%
    Betfair Group P.L.C.                       3,074    109,535       0.1%
    Bloomsbury Publishing P.L.C.               3,174      8,163       0.0%
    Bodycote P.L.C.                           14,936    157,300       0.1%
    Booker Group P.L.C.                       79,442    175,872       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Boot Henry P.L.C.                          3,595 $ 11,891       0.0%
    Bovis Homes Group P.L.C.                  20,138  286,733       0.2%
    Brammer P.L.C.                            17,253  100,444       0.1%
    Brewin Dolphin Holdings P.L.C.            40,838  212,085       0.1%
    British Polythene Industries P.L.C.        2,000   21,285       0.0%
    Britvic P.L.C.                            16,185  179,744       0.1%
*   BTG P.L.C.                                 9,248  102,043       0.1%
    Bwin.Party Digital Entertainment P.L.C.   45,519   58,243       0.0%
    Cable & Wireless Communications P.L.C.   169,320  174,540       0.1%
*   Cairn Energy P.L.C.                       13,593   37,034       0.0%
    Cape P.L.C.                                6,374   25,826       0.0%
    Capital & Counties Properties P.L.C.       4,420   26,721       0.0%
    Carillion P.L.C.                          57,626  287,517       0.2%
    Castings P.L.C.                            4,744   27,526       0.0%
    Catlin Group, Ltd.                        24,393  262,814       0.2%
    Centamin P.L.C.                           92,292   90,138       0.1%
    Chemring Group P.L.C.                     15,420   50,667       0.0%
    Chesnara P.L.C.                            3,745   18,394       0.0%
    Chime Communications P.L.C.                1,262    5,623       0.0%
    Cineworld Group P.L.C.                    14,380  107,404       0.1%
    Clarkson P.L.C.                              606   21,069       0.0%
    Close Brothers Group P.L.C.               22,678  530,108       0.3%
    Cobham P.L.C.                             50,230  227,863       0.2%
*   Colt Group SA                             19,039   43,521       0.0%
    Communisis P.L.C.                          4,956    4,335       0.0%
    Computacenter P.L.C.                       5,283   56,723       0.0%
    Connect Group P.L.C.                      13,916   33,867       0.0%
    Consort Medical P.L.C.                     2,504   36,042       0.0%
    Countrywide P.L.C.                         6,154   49,397       0.0%
    Cranswick P.L.C.                           5,099  111,607       0.1%
    Croda International P.L.C.                 9,510  412,703       0.3%
    CSR P.L.C.                                17,258  232,645       0.2%
    Daily Mail & General Trust P.L.C.         35,532  488,443       0.3%
    Dairy Crest Group P.L.C.                  19,613  137,118       0.1%
    Darty P.L.C.                              16,202   18,594       0.0%
    DCC P.L.C.                                13,610  865,780       0.6%
    De La Rue P.L.C.                           5,731   48,162       0.0%
    Debenhams P.L.C.                          94,976  130,469       0.1%
    Dechra Pharmaceuticals P.L.C.              6,320   99,332       0.1%
    Development Securities P.L.C.              5,838   22,670       0.0%
    Devro P.L.C.                              20,699   92,689       0.1%
    Dignity P.L.C.                             3,465  108,082       0.1%
    Diploma P.L.C.                            16,760  205,581       0.1%
    Dixons Carphone P.L.C.                    34,928  226,678       0.2%
    Domino Printing Sciences P.L.C.           14,789  207,486       0.1%
    Domino's Pizza Group P.L.C.                9,080  109,852       0.1%
    Drax Group P.L.C.                         25,834  157,841       0.1%
    DS Smith P.L.C.                          142,452  761,684       0.5%
    Dunelm Group P.L.C.                          394    5,424       0.0%
    E2V Technologies P.L.C.                    8,031   28,615       0.0%
    Electrocomponents P.L.C.                  63,658  235,196       0.2%
    Elementis P.L.C.                          68,702  319,708       0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
UNITED KINGDOM -- (Continued)
*   EnQuest P.L.C.                            53,104 $ 42,668       0.0%
*   Enterprise Inns P.L.C.                    32,204   57,570       0.0%
    Essentra P.L.C.                           13,325  195,602       0.1%
    esure Group P.L.C.                         6,934   23,247       0.0%
    Euromoney Institutional Investor P.L.C.    4,036   70,724       0.1%
    Evraz P.L.C.                               9,367   27,203       0.0%
    Fenner P.L.C.                             25,352   81,472       0.1%
    Ferrexpo P.L.C.                           14,004   16,786       0.0%
    Fidessa Group P.L.C.                       4,974  169,797       0.1%
*   Findel P.L.C.                              2,049    6,876       0.0%
*   Firstgroup P.L.C.                        190,080  288,719       0.2%
*   Fortune Oil CVR                           16,855      129       0.0%
    Fuller Smith & Turner P.L.C. Class A       3,070   47,059       0.0%
*   Future P.L.C.                             13,448    2,118       0.0%
    Galliford Try P.L.C.                       5,461  125,658       0.1%
    Games Workshop Group P.L.C.                  510    3,994       0.0%
*   Gem Diamonds, Ltd.                         5,200   11,118       0.0%
    Genus P.L.C.                               8,869  183,586       0.1%
    Go-Ahead Group P.L.C.                      6,068  229,122       0.2%
    Grafton Group P.L.C.                      14,368  181,319       0.1%
    Greencore Group P.L.C.                    59,342  322,024       0.2%
#   Greene King P.L.C.                        16,409  208,622       0.1%
    Greggs P.L.C.                              6,400  116,311       0.1%
    Halfords Group P.L.C.                     18,086  125,957       0.1%
    Halma P.L.C.                              56,949  620,224       0.4%
    Hays P.L.C.                              208,206  489,358       0.3%
    Headlam Group P.L.C.                       3,793   27,050       0.0%
    Helical Bar P.L.C.                         9,778   58,339       0.0%
    Henderson Group P.L.C.                    63,062  269,086       0.2%
    Hikma Pharmaceuticals P.L.C.               7,919  247,644       0.2%
    Hill & Smith Holdings P.L.C.               7,437   79,276       0.1%
    Hilton Food Group P.L.C.                     123      815       0.0%
    Hiscox, Ltd.                              17,275  217,658       0.1%
*   Hochschild Mining P.L.C.                  16,117   24,174       0.0%
    Home Retail Group P.L.C.                  46,012  117,576       0.1%
    Homeserve P.L.C.                          15,750   92,037       0.1%
    Howden Joinery Group P.L.C.               99,034  705,004       0.5%
    Hunting P.L.C.                            18,610  167,088       0.1%
    Huntsworth P.L.C.                          6,947    4,386       0.0%
    ICAP P.L.C.                               28,724  244,204       0.2%
    IG Group Holdings P.L.C.                  19,766  222,864       0.1%
*   Imagination Technologies Group P.L.C.     27,648   83,095       0.1%
    Inchcape P.L.C.                           24,576  312,608       0.2%
    Informa P.L.C.                            33,824  288,064       0.2%
    Inmarsat P.L.C.                            9,861  151,845       0.1%
    Innovation Group P.L.C.                  138,894   60,599       0.0%
    Intermediate Capital Group P.L.C.          5,754   46,473       0.0%
*   International Ferro Metals, Ltd.           5,038      234       0.0%
    International Personal Finance P.L.C.     14,134  107,491       0.1%
    Interserve P.L.C.                         22,919  202,987       0.1%
*   IP Group P.L.C.                           26,402   79,456       0.1%
    ITE Group P.L.C.                          34,402   99,221       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    James Fisher & Sons P.L.C.                 6,536 $115,573       0.1%
    Jardine Lloyd Thompson Group P.L.C.       17,715  288,496       0.2%
    JD Sports Fashion P.L.C.                   2,521   22,172       0.0%
    JD Wetherspoon P.L.C.                     12,904  150,345       0.1%
    John Menzies P.L.C.                        3,000   17,961       0.0%
    John Wood Group P.L.C.                    16,551  174,389       0.1%
*   Johnston Press P.L.C.                        693    1,673       0.0%
    Jupiter Fund Management P.L.C.            18,826  123,955       0.1%
*   KAZ Minerals P.L.C.                       22,228   88,402       0.1%
    Kcom Group P.L.C.                         50,188   70,557       0.0%
    Keller Group P.L.C.                        8,315  127,186       0.1%
    Kier Group P.L.C.                          7,693  190,835       0.1%
    Ladbrokes P.L.C.                          55,207   86,401       0.1%
    Laird P.L.C.                              23,635  129,977       0.1%
*   Lamprell P.L.C.                           23,029   49,596       0.0%
    Lancashire Holdings, Ltd.                 14,334  140,126       0.1%
    Lavendon Group P.L.C.                      5,479   14,631       0.0%
#*  Lonmin P.L.C.                             21,646   47,849       0.0%
    Lookers P.L.C.                            23,097   55,430       0.0%
    Low & Bonar P.L.C.                         8,760    8,311       0.0%
    LSL Property Services P.L.C.               2,132   11,778       0.0%
    Macfarlane Group P.L.C.                    6,000    4,006       0.0%
    Man Group P.L.C.                          98,343  289,965       0.2%
    Management Consulting Group P.L.C.        25,424    6,817       0.0%
    Marshalls P.L.C.                          11,710   48,677       0.0%
    Marston's P.L.C.                          47,029  114,367       0.1%
    McBride P.L.C.(0574635)                    6,500    9,375       0.0%
*   McBride P.L.C.(BVXC225)                  110,500      170       0.0%
    Mears Group P.L.C.                         4,261   27,971       0.0%
    Melrose Industries P.L.C.                 52,913  214,720       0.1%
    Michael Page International P.L.C.         28,914  235,559       0.2%
    Micro Focus International P.L.C.           9,061  174,398       0.1%
    Millennium & Copthorne Hotels P.L.C.      17,263  153,262       0.1%
*   Mitchells & Butlers P.L.C.                13,334   85,158       0.1%
    Mitie Group P.L.C.                        55,656  244,143       0.2%
    Moneysupermarket.com Group P.L.C.         11,145   47,757       0.0%
    Morgan Advanced Materials P.L.C.          47,365  243,279       0.2%
    Morgan Sindall Group P.L.C.                1,492   17,939       0.0%
*   Mothercare P.L.C.                          6,281   21,397       0.0%
    N Brown Group P.L.C.                       9,038   47,448       0.0%
    National Express Group P.L.C.             61,622  271,382       0.2%
    NCC Group P.L.C.                          12,054   38,391       0.0%
*   New World Resources P.L.C. Class A         1,390       15       0.0%
    Northgate P.L.C.                          11,363  112,550       0.1%
    Novae Group P.L.C.                         1,706   18,213       0.0%
*   Ophir Energy P.L.C.                       10,245   22,334       0.0%
*   Oxford Biomedica P.L.C.                   36,513    6,313       0.0%
    Oxford Instruments P.L.C.                  7,677  109,291       0.1%
    Pace P.L.C.                               41,575  263,593       0.2%
    PayPoint P.L.C.                            3,824   49,870       0.0%
    Pendragon P.L.C.                          44,542   25,198       0.0%
    Pennon Group P.L.C.                       21,626  283,831       0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
UNITED KINGDOM -- (Continued)
*   Petra Diamonds, Ltd.                      49,515 $118,756       0.1%
*   Petropavlovsk P.L.C.                       9,965      965       0.0%
    Phoenix Group Holdings                     9,622  124,175       0.1%
    Photo-Me International P.L.C.             11,000   23,518       0.0%
    Playtech P.L.C.                           10,056  126,331       0.1%
    Poundland Group P.L.C.                     3,762   18,062       0.0%
    Premier Farnell P.L.C.                    47,988  140,024       0.1%
*   Premier Foods P.L.C.                      23,961   16,910       0.0%
*   Premier Oil P.L.C.                        28,641   76,621       0.1%
*   Punch Taverns P.L.C.                       2,054    3,546       0.0%
    PZ Cussons P.L.C.                         15,366   84,190       0.1%
    QinetiQ Group P.L.C.                      41,865  129,572       0.1%
*   Quintain Estates & Development P.L.C.     70,331  103,461       0.1%
    Rank Group P.L.C.                          4,044   11,833       0.0%
    Rathbone Brothers P.L.C.                   3,114  102,310       0.1%
*   Raven Russia, Ltd.                        13,830   10,915       0.0%
    Redrow P.L.C.                             24,807  140,511       0.1%
    Regus P.L.C.                              52,449  200,319       0.1%
    Renishaw P.L.C.                            4,678  179,407       0.1%
    Rentokil Initial P.L.C.                  121,806  250,521       0.2%
    Restaurant Group P.L.C. (The)             10,370  107,770       0.1%
    Rexam P.L.C.                              24,146  214,315       0.1%
    Ricardo P.L.C.                             3,538   45,878       0.0%
    Rightmove P.L.C.                           5,294  256,279       0.2%
    RM P.L.C.                                  5,224   11,263       0.0%
    Rotork P.L.C.                             11,797  425,699       0.3%
    RPC Group P.L.C.                          37,293  342,739       0.2%
    RPS Group P.L.C.                          22,972   75,084       0.1%
    Savills P.L.C.                            11,398  144,351       0.1%
    SDL P.L.C.                                 6,280   44,864       0.0%
    Senior P.L.C.                             60,771  291,812       0.2%
    Serco Group P.L.C.                       103,602  211,649       0.1%
*   Severfield P.L.C.                          6,026    5,912       0.0%
    Shanks Group P.L.C.                       42,387   69,388       0.0%
    SIG P.L.C.                                73,856  219,486       0.1%
*   Skyepharma P.L.C.                          3,403   15,690       0.0%
    Soco International P.L.C.                 14,452   39,962       0.0%
    Spectris P.L.C.                           18,191  597,858       0.4%
    Speedy Hire P.L.C.                        25,705   29,199       0.0%
    Spirax-Sarco Engineering P.L.C.            6,360  329,232       0.2%
    Spirent Communications P.L.C.             73,849   98,862       0.1%
    Spirit Pub Co. P.L.C.                     41,074   70,637       0.1%
    St Ives P.L.C.                             3,000    7,971       0.0%
    ST Modwen Properties P.L.C.               27,323  182,076       0.1%
    Stagecoach Group P.L.C.                   28,753  159,804       0.1%
    Sthree P.L.C.                             10,382   59,410       0.0%
*   SuperGroup P.L.C.                            986   15,597       0.0%
    Synergy Health P.L.C.                      4,624  156,828       0.1%
    Synthomer P.L.C.                          24,694  120,886       0.1%
    T Clarke P.L.C.                            3,989    4,358       0.0%
#   TalkTalk Telecom Group P.L.C.             24,936  139,400       0.1%
    Tate & Lyle P.L.C.                        23,840  217,183       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES   VALUE++    OF NET ASSETS**
                                            ------ ------------ ---------------
UNITED KINGDOM -- (Continued)
    Ted Baker P.L.C.                         4,436 $    193,748       0.1%
    Telecity Group P.L.C.                    9,889      134,139       0.1%
    Telecom Plus P.L.C.                      8,529      100,178       0.1%
*   Thomas Cook Group P.L.C.                73,578      161,385       0.1%
    Topps Tiles P.L.C.                       5,775       10,254       0.0%
    Tribal Group P.L.C.                      1,493        3,361       0.0%
*   Trinity Mirror P.L.C.                   25,964       73,138       0.1%
    TT electronics P.L.C.                   10,027       20,512       0.0%
    TUI AG                                  13,482      251,317       0.2%
    Tullett Prebon P.L.C.                   18,538      101,513       0.1%
    Tullow Oil P.L.C.                       17,482      110,994       0.1%
    UBM P.L.C.                              25,705      221,900       0.1%
    UDG Healthcare P.L.C.                   24,673      201,635       0.1%
    Ultra Electronics Holdings P.L.C.        9,476      251,995       0.2%
    UNITE Group P.L.C. (The)                32,989      303,126       0.2%
    UTV Media P.L.C.                         2,430        6,702       0.0%
*   Vectura Group P.L.C.                    20,878       49,946       0.0%
#   Vedanta Resources P.L.C.                 8,318       79,892       0.1%
    Vesuvius P.L.C.                         19,194      133,485       0.1%
    Victrex P.L.C.                          10,129      306,571       0.2%
    Vitec Group P.L.C. (The)                 2,000       20,012       0.0%
*   Volex P.L.C.                             1,534        1,804       0.0%
    WH Smith P.L.C.                          9,800      215,013       0.1%
    William Hill P.L.C.                     35,148      194,197       0.1%
    Wilmington Group P.L.C.                  6,879       24,608       0.0%
*   Wincanton P.L.C.                         5,790       13,842       0.0%
    WS Atkins P.L.C.                        15,631      320,719       0.2%
    Xaar P.L.C.                              7,251       48,799       0.0%
    Xchanging P.L.C.                        11,978       22,402       0.0%
    XP Power, Ltd.                             132        3,052       0.0%
                                                   ------------      ----
TOTAL UNITED KINGDOM                                 34,713,482      22.5%
                                                   ------------      ----
UNITED STATES -- (0.0%)
    Ormat Technologies, Inc.                 1,063       39,529       0.0%
                                                   ------------      ----
TOTAL COMMON STOCKS                                 151,696,791      98.6%
                                                   ------------      ----
PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
    Biotest AG                                 362       30,365       0.0%
    Jungheinrich AG                            595       42,055       0.0%
    Sartorius AG                               337       55,872       0.1%
    Sixt SE                                  1,265       46,564       0.0%
TOTAL PREFERRED STOCKS                                  174,856       0.1%
                                                   ------------      ----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Seven West Media, Ltd. Rights 05/28/15  48,123           --       0.0%
                                                   ------------      ----
BELGIUM -- (0.0%)
#*  Recticel SA Rights 05/07/15              1,421        1,308       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
AUSTRIA -- (0.0%)
#*    Intercell AG Rights                    2,073 $         --        0.0%
                                                   ------------      -----
TOTAL BELGIUM                                             1,308        0.0%
                                                   ------------      -----
HONG KONG -- (0.0%)
*     Haitong International Securities
        Group, Ltd. Rights 05/15/15         54,115       35,958        0.1%
                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                    37,266        0.1%
                                                   ------------      -----

                                                     VALUE+
                                                   ------------
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@  DFA Short Term Investment Fund     1,625,427   18,806,196       12.2%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $155,400,173)                              $170,715,109      111.0%
                                                   ============      =====

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Common Stocks
    Australia                     $    92,827 $  8,517,412   --    $  8,610,239
    Austria                                --    1,379,738   --       1,379,738
    Belgium                                --    2,357,364   --       2,357,364
    Canada                         12,173,944      257,380   --      12,431,324
    China                                  --      102,143   --         102,143
    Denmark                                --    2,616,883   --       2,616,883
    Finland                                --    4,000,891   --       4,000,891
    France                                 --    6,121,195   --       6,121,195
    Germany                                --    7,484,526   --       7,484,526
    Hong Kong                          23,762    4,970,965   --       4,994,727
    Ireland                                --      910,297   --         910,297
    Israel                                 --    1,032,508   --       1,032,508
    Italy                                  --    6,184,772   --       6,184,772
    Japan                              41,082   33,469,258   --      33,510,340
    Netherlands                            --    3,335,380   --       3,335,380
    New Zealand                            --    1,996,369   --       1,996,369
    Norway                             19,643    1,363,911   --       1,383,554
    Portugal                               --      708,412   --         708,412
    Singapore                          26,909    1,765,665   --       1,792,574
    Spain                                  --    3,647,463   --       3,647,463
    Sweden                                 --    4,994,614   --       4,994,614
    Switzerland                            --    7,348,467   --       7,348,467
    United Kingdom                         --   34,713,482   --      34,713,482
    United States                      39,529           --   --          39,529
 Preferred Stocks
    Germany                                --      174,856   --         174,856
 Rights/Warrants
    Australia                              --           --   --              --
    Belgium                                --        1,308   --           1,308
    Austria                                --           --   --              --
    Hong Kong                              --       35,958   --          35,958
 Securities Lending Collateral             --   18,806,196   --      18,806,196
                                  ----------- ------------   --    ------------
 TOTAL                            $12,417,696 $158,297,413   --    $170,715,109
                                  =========== ============   ==    ============

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (91.4%)

Consumer Discretionary -- (21.4%)
    Advance Auto Parts, Inc.                 11,094 $ 1,586,442       0.2%
*   Amazon.com, Inc.                         23,290   9,823,256       1.5%
*   AutoNation, Inc.                          2,307     141,996       0.0%
#*  Bed Bath & Beyond, Inc.                  43,574   3,070,224       0.5%
    Best Buy Co., Inc.                       11,303     391,649       0.1%
    BorgWarner, Inc.                         20,530   1,215,376       0.2%
#   Brinker International, Inc.               6,353     351,766       0.1%
#   Brunswick Corp.                           7,853     392,964       0.1%
*   Burlington Stores, Inc.                   7,791     401,782       0.1%
#*  CarMax, Inc.                             18,314   1,247,367       0.2%
    Carter's, Inc.                            8,236     822,447       0.1%
    CBS Corp. Class B                        22,928   1,424,517       0.2%
*   Charter Communications, Inc. Class A     18,922   3,539,549       0.5%
*   Chipotle Mexican Grill, Inc.              1,512     939,466       0.1%
    Cinemark Holdings, Inc.                  10,508     447,956       0.1%
#   Coach, Inc.                              41,366   1,580,595       0.2%
    Delphi Automotive P.L.C.                 23,292   1,933,236       0.3%
    Dick's Sporting Goods, Inc.              13,380     725,999       0.1%
*   Discovery Communications, Inc.           13,205     399,187       0.1%
#*  Discovery Communications, Inc. Class A    4,471     144,682       0.0%
*   DISH Network Corp. Class A               14,330     969,568       0.2%
    Dollar General Corp.                     40,468   2,942,428       0.5%
*   Dollar Tree, Inc.                        36,884   2,818,306       0.4%
    DSW, Inc. Class A                         2,910     105,546       0.0%
#   Dunkin' Brands Group, Inc.               25,280   1,317,341       0.2%
#   Expedia, Inc.                             8,988     846,939       0.1%
    Family Dollar Stores, Inc.               13,494   1,054,421       0.2%
#*  Fossil Group, Inc.                       12,275   1,030,854       0.2%
#   Gap, Inc. (The)                          62,094   2,461,406       0.4%
    Gentex Corp.                              8,976     155,734       0.0%
#   Genuine Parts Co.                        14,845   1,333,823       0.2%
    GNC Holdings, Inc. Class A               19,381     834,352       0.1%
    Goodyear Tire & Rubber Co. (The)         30,419     862,835       0.1%
#   H&R Block, Inc.                          42,742   1,292,518       0.2%
    Hanesbrands, Inc.                        33,108   1,028,997       0.2%
    Harley-Davidson, Inc.                    35,319   1,985,281       0.3%
#   Hasbro, Inc.                             17,864   1,264,593       0.2%
    Home Depot, Inc. (The)                  121,998  13,051,346       2.0%
    HSN, Inc.                                 4,138     258,294       0.0%
*   International Game Technology P.L.C.      4,204      85,593       0.0%
    Interpublic Group of Cos., Inc. (The)    53,172   1,108,104       0.2%
*   Kate Spade & Co.                          1,400      45,780       0.0%
    L Brands, Inc.                           15,820   1,413,675       0.2%
#   Las Vegas Sands Corp.                    18,003     951,999       0.1%
    Leggett & Platt, Inc.                     6,604     280,472       0.0%
#   Lions Gate Entertainment Corp.           10,860     336,769       0.1%
    Lowe's Cos., Inc.                        51,811   3,567,705       0.5%
*   Lululemon Athletica, Inc.                 4,960     315,654       0.1%
#   Macy's, Inc.                             25,144   1,625,057       0.3%
#   Mattel, Inc.                             43,508   1,225,185       0.2%
    McDonald's Corp.                         84,370   8,145,923       1.2%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Michael Kors Holdings, Ltd.             22,439 $  1,388,077       0.2%
    Newell Rubbermaid, Inc.                 41,241    1,572,519       0.2%
    NIKE, Inc. Class B                      29,718    2,937,327       0.4%
    Nordstrom, Inc.                         33,502    2,531,411       0.4%
*   NVR, Inc.                                  757    1,004,153       0.2%
*   O'Reilly Automotive, Inc.               15,770    3,435,179       0.5%
#   Omnicom Group, Inc.                     64,150    4,860,004       0.7%
#*  Panera Bread Co. Class A                 3,512      640,870       0.1%
#   Polaris Industries, Inc.                10,478    1,435,067       0.2%
*   Priceline Group, Inc. (The)              1,179    1,459,378       0.2%
    Ralph Lauren Corp.                       5,375      717,079       0.1%
    Ross Stores, Inc.                       31,578    3,122,433       0.5%
#   Scripps Networks Interactive, Inc.
      Class A                               19,158    1,338,378       0.2%
#*  Sirius XM Holdings, Inc.               375,090    1,481,605       0.2%
#   Six Flags Entertainment Corp.           16,808      790,312       0.1%
    Starbucks Corp.                        127,134    6,303,304       1.0%
    Starwood Hotels & Resorts Worldwide,
      Inc.                                  28,756    2,471,578       0.4%
#*  Starz                                    1,350       53,095       0.0%
*   Tenneco, Inc.                            3,017      176,344       0.0%
#   Tiffany & Co.                            8,687      759,939       0.1%
    TJX Cos., Inc. (The)                    55,064    3,553,831       0.5%
#   Tractor Supply Co.                      13,765    1,184,616       0.2%
#*  TripAdvisor, Inc.                        6,376      513,204       0.1%
#   Tupperware Brands Corp.                  3,763      251,594       0.0%
#   Twenty-First Century Fox, Inc. Class A  61,647    2,100,930       0.3%
    Twenty-First Century Fox, Inc. Class B  19,737      658,229       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.   5,086      768,444       0.1%
#*  Under Armour, Inc. Class A               4,196      325,400       0.1%
#*  Urban Outfitters, Inc.                  21,667      867,547       0.1%
    VF Corp.                                 7,607      550,975       0.1%
    Viacom, Inc. Class A                       167       11,545       0.0%
    Viacom, Inc. Class B                    24,700    1,715,415       0.3%
*   Visteon Corp.                            8,006      811,808       0.1%
    Walt Disney Co. (The)                   91,664    9,965,710       1.5%
    Williams-Sonoma, Inc.                   11,917      876,257       0.1%
    Wyndham Worldwide Corp.                 29,861    2,550,129       0.4%
    Wynn Resorts, Ltd.                       5,258      584,006       0.1%
    Yum! Brands, Inc.                       30,493    2,621,178       0.4%
                                                   ------------      ----
Total Consumer Discretionary                        153,685,824      23.3%
                                                   ------------      ----
Consumer Staples -- (12.2%)
    Altria Group, Inc.                     175,998    8,808,700       1.3%
#   Avon Products, Inc.                     23,822      194,626       0.0%
    Brown-Forman Corp. Class A                 718       66,293       0.0%
    Brown-Forman Corp. Class B              11,023      994,605       0.2%
#   Campbell Soup Co.                       53,212    2,379,108       0.4%
    Church & Dwight Co., Inc.                7,077      574,440       0.1%
    Clorox Co. (The)                        22,105    2,345,340       0.4%
    Coca-Cola Co. (The)                    230,653    9,355,286       1.4%
    Coca-Cola Enterprises, Inc.             57,926    2,572,494       0.4%
    Colgate-Palmolive Co.                   76,453    5,143,758       0.8%
    Costco Wholesale Corp.                  23,550    3,368,827       0.5%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Staples -- (Continued)
#   Dr Pepper Snapple Group, Inc.            32,802 $ 2,446,373       0.4%
    Estee Lauder Cos., Inc. (The) Class A    15,428   1,254,142       0.2%
#   Flowers Foods, Inc.                      11,198     250,163       0.0%
    General Mills, Inc.                      41,428   2,292,626       0.4%
    Hershey Co. (The)                         9,129     839,138       0.1%
    Kellogg Co.                              21,431   1,357,225       0.2%
    Keurig Green Mountain, Inc.              11,800   1,373,166       0.2%
    Kimberly-Clark Corp.                     29,524   3,238,488       0.5%
    Kraft Foods Group, Inc.                  42,334   3,587,806       0.6%
    Kroger Co. (The)                         49,788   3,430,891       0.5%
    McCormick & Co., Inc.(579780107)            100       7,523       0.0%
#   McCormick & Co., Inc.(579780206)          9,884     744,265       0.1%
    Mead Johnson Nutrition Co.               20,453   1,961,852       0.3%
*   Monster Beverage Corp.                   16,281   2,232,288       0.3%
#   Nu Skin Enterprises, Inc. Class A         3,901     220,602       0.0%
    PepsiCo, Inc.                           125,741  11,960,484       1.8%
#   Pilgrim's Pride Corp.                    12,478     308,207       0.1%
    Reynolds American, Inc.                  16,351   1,198,528       0.2%
    Spectrum Brands Holdings, Inc.              600      54,858       0.0%
#*  Sprouts Farmers Market, Inc.              3,945     126,181       0.0%
#   Sysco Corp.                              39,555   1,464,722       0.2%
    Wal-Mart Stores, Inc.                   130,428  10,179,905       1.6%
*   WhiteWave Foods Co. (The) Class A         2,386     104,912       0.0%
    Whole Foods Market, Inc.                 32,413   1,548,045       0.2%
                                                    -----------      ----
Total Consumer Staples                               87,985,867      13.4%
                                                    -----------      ----
Energy -- (1.4%)
    Cabot Oil & Gas Corp.                    29,110     984,500       0.1%
#*  Continental Resources, Inc.               7,714     405,988       0.1%
#   Core Laboratories NV                      4,391     576,450       0.1%
*   FMC Technologies, Inc.                   24,386   1,075,423       0.2%
    Halliburton Co.                          10,565     517,157       0.1%
    Kinder Morgan, Inc.                      17,021     731,052       0.1%
*   Kosmos Energy, Ltd.                       4,548      44,479       0.0%
#*  Oasis Petroleum, Inc.                     3,815      68,441       0.0%
    Oceaneering International, Inc.           4,426     243,917       0.0%
    ONEOK, Inc.                              32,381   1,557,526       0.2%
#   Range Resources Corp.                     2,089     132,777       0.0%
#   RPC, Inc.                                 6,045      96,176       0.0%
    Schlumberger, Ltd.                       15,849   1,499,474       0.2%
    Targa Resources Corp.                     6,631     696,056       0.1%
#   Teekay Corp.                             11,219     557,696       0.1%
    Western Refining, Inc.                    7,961     350,682       0.1%
    Williams Cos., Inc. (The)                 8,130     416,175       0.1%
                                                    -----------      ----
Total Energy                                          9,953,969       1.5%
                                                    -----------      ----
Financials -- (2.8%)
#*  Altisource Portfolio Solutions SA         1,149      27,863       0.0%
    American Express Co.                     76,244   5,905,098       0.9%
    Aon P.L.C.                                8,796     846,439       0.1%
    CBOE Holdings, Inc.                      15,028     845,626       0.1%
*   CBRE Group, Inc. Class A                 49,331   1,891,351       0.3%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    Eaton Vance Corp.                        22,299 $   916,043       0.1%
    Erie Indemnity Co. Class A                9,140     756,335       0.1%
    Franklin Resources, Inc.                  9,425     485,953       0.1%
#   LPL Financial Holdings, Inc.             15,789     638,981       0.1%
    Marsh & McLennan Cos., Inc.              21,344   1,198,679       0.2%
    McGraw Hill Financial, Inc.              18,831   1,964,073       0.3%
    Moody's Corp.                             9,599   1,032,084       0.2%
#*  Ocwen Financial Corp.                     6,934      58,870       0.0%
*   Realogy Holdings Corp.                    3,354     159,013       0.0%
    SEI Investments Co.                       6,082     277,704       0.0%
#   SLM Corp.                                49,777     507,228       0.1%
    T Rowe Price Group, Inc.                 11,306     917,821       0.1%
    TD Ameritrade Holding Corp.              20,314     736,382       0.1%
    Waddell & Reed Financial, Inc. Class A   19,810     977,029       0.2%
                                                    -----------       ---
Total Financials                                     20,142,572       3.0%
                                                    -----------       ---
Health Care -- (12.2%)
    Abbott Laboratories                       1,464      67,959       0.0%
    AbbVie, Inc.                            140,194   9,064,944       1.4%
    AmerisourceBergen Corp.                  20,641   2,359,266       0.4%
    Amgen, Inc.                              44,875   7,086,211       1.1%
    Baxter International, Inc.               40,746   2,800,880       0.4%
    Becton Dickinson and Co.                 10,882   1,532,947       0.2%
*   Biogen, Inc.                             13,154   4,918,675       0.7%
*   Bruker Corp.                              1,069      20,268       0.0%
    Cardinal Health, Inc.                    14,440   1,217,870       0.2%
*   Celgene Corp.                            43,239   4,672,406       0.7%
    CR Bard, Inc.                             7,535   1,255,180       0.2%
*   DaVita HealthCare Partners, Inc.          6,582     533,800       0.1%
*   Edwards Lifesciences Corp.               14,299   1,810,968       0.3%
    Eli Lilly & Co.                           6,256     449,619       0.1%
*   Gilead Sciences, Inc.                   137,837  13,853,997       2.1%
#*  Halyard Health, Inc.                      2,139     103,699       0.0%
    HealthSouth Corp.                         6,300     284,886       0.0%
#*  IDEXX Laboratories, Inc.                  7,680     962,842       0.1%
*   Illumina, Inc.                            3,817     703,282       0.1%
    Johnson & Johnson                       174,729  17,333,117       2.6%
*   Laboratory Corp. of America Holdings     13,354   1,596,604       0.2%
#*  Mallinckrodt P.L.C.                       4,872     551,413       0.1%
    McKesson Corp.                           10,759   2,403,561       0.4%
*   Medivation, Inc.                          5,123     618,551       0.1%
    Medtronic P.L.C.                          4,958     369,123       0.1%
*   Mettler-Toledo International, Inc.        3,672   1,164,061       0.2%
#*  Mylan NV                                 25,791   1,863,658       0.3%
*   Regeneron Pharmaceuticals, Inc.           2,555   1,168,810       0.2%
    St Jude Medical, Inc.                     8,880     622,044       0.1%
*   Taro Pharmaceutical Industries, Ltd.      1,919     269,831       0.0%
*   Team Health Holdings, Inc.               11,942     711,385       0.1%
#*  Tenet Healthcare Corp.                   14,276     683,249       0.1%
#*  United Therapeutics Corp.                 2,408     384,534       0.1%
*   Varian Medical Systems, Inc.              4,694     417,062       0.1%
*   Waters Corp.                              4,837     605,544       0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Health Care -- (Continued)
    Zoetis, Inc.                             63,890 $ 2,837,994       0.4%
                                                    -----------      ----
Total Health Care                                    87,300,240      13.3%
                                                    -----------      ----
Industrials -- (13.6%)
    3M Co.                                   53,920   8,432,549       1.3%
    Allison Transmission Holdings, Inc.      18,523     568,286       0.1%
    American Airlines Group, Inc.            52,795   2,549,207       0.4%
    Babcock & Wilcox Co. (The)                4,857     156,978       0.0%
    Boeing Co. (The)                         59,125   8,474,978       1.3%
#   Caterpillar, Inc.                        31,077   2,699,970       0.4%
#   CH Robinson Worldwide, Inc.              23,513   1,514,002       0.2%
#   Chicago Bridge & Iron Co. NV                212      10,102       0.0%
    Cintas Corp.                             15,263   1,220,277       0.2%
#   Copa Holdings SA Class A                    100      11,089       0.0%
*   Copart, Inc.                             11,382     404,858       0.1%
    Crane Co.                                 2,623     160,292       0.0%
    Cummins, Inc.                             7,017     970,170       0.1%
#   Deere & Co.                              34,798   3,149,915       0.5%
    Delta Air Lines, Inc.                    65,110   2,906,510       0.4%
#   Donaldson Co., Inc.                      19,328     722,287       0.1%
#   Dover Corp.                              18,173   1,376,060       0.2%
    Emerson Electric Co.                     50,676   2,981,269       0.5%
    Equifax, Inc.                            11,057   1,071,755       0.2%
    Expeditors International of Washington,
      Inc.                                   15,434     707,340       0.1%
#   Fastenal Co.                             25,822   1,100,534       0.2%
    Flowserve Corp.                          12,019     703,472       0.1%
    Fluor Corp.                              14,751     887,125       0.1%
    General Dynamics Corp.                   14,073   1,932,504       0.3%
    Graco, Inc.                               5,141     368,198       0.1%
    Hexcel Corp.                              8,720     437,308       0.1%
    Honeywell International, Inc.            40,758   4,113,297       0.6%
    Hubbell, Inc. Class A                       200      22,296       0.0%
    Huntington Ingalls Industries, Inc.       5,916     778,486       0.1%
    IDEX Corp.                                2,586     193,976       0.0%
    Illinois Tool Works, Inc.                26,823   2,510,096       0.4%
    JB Hunt Transport Services, Inc.         18,231   1,589,743       0.2%
    Lennox International, Inc.                8,201     868,978       0.1%
    Lincoln Electric Holdings, Inc.           8,307     555,406       0.1%
    Lockheed Martin Corp.                    22,481   4,194,955       0.6%
    Manitowoc Co., Inc. (The)                 7,146     140,991       0.0%
    Masco Corp.                              55,735   1,476,420       0.2%
*   Middleby Corp. (The)                      1,574     159,509       0.0%
    MSC Industrial Direct Co., Inc. Class A   4,404     312,948       0.0%
#   Nordson Corp.                            11,683     930,551       0.1%
    Northrop Grumman Corp.                   13,379   2,060,901       0.3%
*   Old Dominion Freight Line, Inc.           6,922     492,362       0.1%
    PACCAR, Inc.                              8,818     576,256       0.1%
    Pall Corp.                                3,823     372,054       0.1%
#   Parker Hannifin Corp.                     6,253     746,358       0.1%
    Pitney Bowes, Inc.                       35,356     790,914       0.1%
    Raytheon Co.                             10,303   1,071,512       0.2%
    Robert Half International, Inc.          11,886     659,079       0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Rockwell Automation, Inc.                12,420 $ 1,473,012       0.2%
    Rockwell Collins, Inc.                   21,285   2,071,669       0.3%
    Rollins, Inc.                            17,275     428,420       0.1%
    RR Donnelley & Sons Co.                   5,900     109,858       0.0%
#*  Sensata Technologies Holding NV           6,361     351,191       0.1%
    Snap-on, Inc.                             2,487     371,931       0.1%
*   Spirit Airlines, Inc.                     5,705     390,621       0.1%
*   Stericycle, Inc.                          4,757     634,727       0.1%
#*  Swift Transportation Co.                 19,074     461,591       0.1%
    Toro Co. (The)                            3,844     257,702       0.0%
    TransDigm Group, Inc.                     4,919   1,043,468       0.2%
*   United Continental Holdings, Inc.        83,512   4,989,007       0.8%
    United Parcel Service, Inc. Class B      59,519   5,983,445       0.9%
#*  United Rentals, Inc.                     11,387   1,099,756       0.2%
#   Valmont Industries, Inc.                    739      93,129       0.0%
*   Verisk Analytics, Inc. Class A           26,635   1,998,690       0.3%
*   WABCO Holdings, Inc.                      9,879   1,229,442       0.2%
    Wabtec Corp.                              4,303     404,697       0.1%
    Waste Management, Inc.                   19,572     969,401       0.1%
#   Watsco, Inc.                              2,204     265,119       0.0%
#   WW Grainger, Inc.                        12,489   3,102,642       0.5%
                                                    -----------      ----
Total Industrials                                    97,863,641      14.9%
                                                    -----------      ----
Information Technology -- (18.4%)
    Accenture P.L.C. Class A                 53,339   4,941,858       0.8%
*   Alliance Data Systems Corp.              10,908   3,243,058       0.5%
    Amphenol Corp. Class A                   13,382     740,961       0.1%
    Apple, Inc.                             200,271  25,063,916       3.8%
*   Aspen Technology, Inc.                    3,877     172,100       0.0%
    Automatic Data Processing, Inc.          22,469   1,899,529       0.3%
    Avago Technologies, Ltd.                  4,407     515,090       0.1%
    Booz Allen Hamilton Holding Corp.        26,566     730,565       0.1%
    Broadridge Financial Solutions, Inc.     11,747     633,398       0.1%
#*  Cadence Design Systems, Inc.                100       1,865       0.0%
    CDK Global, Inc.                          7,023     336,542       0.1%
    CDW Corp.                                49,132   1,882,738       0.3%
*   Citrix Systems, Inc.                      3,972     266,760       0.0%
*   Electronic Arts, Inc.                     7,112     413,136       0.1%
*   F5 Networks, Inc.                         3,406     415,600       0.1%
#   FactSet Research Systems, Inc.            7,833   1,232,836       0.2%
*   Fiserv, Inc.                             42,537   3,300,871       0.5%
*   FleetCor Technologies, Inc.               3,022     486,210       0.1%
*   Gartner, Inc.                            13,410   1,112,762       0.2%
*   Genpact, Ltd.                             6,193     135,379       0.0%
    Global Payments, Inc.                    10,017   1,004,505       0.2%
    Harris Corp.                             15,831   1,270,279       0.2%
#   International Business Machines Corp.    80,915  13,859,930       2.1%
    Intuit, Inc.                             11,410   1,144,765       0.2%
*   IPG Photonics Corp.                         634      56,160       0.0%
    Jack Henry & Associates, Inc.            14,689     976,965       0.2%
*   Keysight Technologies, Inc.              16,074     537,836       0.1%
    KLA-Tencor Corp.                         21,954   1,290,895       0.2%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Information Technology -- (Continued)
    Linear Technology Corp.                 22,701 $  1,047,197       0.2%
*   Manhattan Associates, Inc.               5,613      295,019       0.0%
    MasterCard, Inc. Class A                88,131    7,950,298       1.2%
    Maxim Integrated Products, Inc.          1,083       35,555       0.0%
    MAXIMUS, Inc.                            4,266      273,067       0.0%
*   Micron Technology, Inc.                 71,663    2,015,880       0.3%
    Microsoft Corp.                        453,677   22,066,849       3.4%
    Motorola Solutions, Inc.                15,825      945,544       0.1%
*   NCR Corp.                                2,336       64,100       0.0%
    NetApp, Inc.                            16,724      606,245       0.1%
#*  NeuStar, Inc. Class A                    2,440       73,200       0.0%
    Oracle Corp.                           211,808    9,239,065       1.4%
    Paychex, Inc.                           60,024    2,904,561       0.4%
*   PTC, Inc.                                  965       36,998       0.0%
#*  Rackspace Hosting, Inc.                 18,295      986,101       0.2%
#   SanDisk Corp.                            4,437      297,013       0.0%
#   Seagate Technology P.L.C.               94,584    5,553,973       0.8%
    Solera Holdings, Inc.                    2,193      106,404       0.0%
    Symantec Corp.                          10,673      266,025       0.0%
*   Syntel, Inc.                             2,402      108,138       0.0%
#*  Teradata Corp.                          13,270      583,747       0.1%
    Texas Instruments, Inc.                 67,269    3,646,653       0.6%
    Total System Services, Inc.             15,481      612,428       0.1%
    Ubiquiti Networks, Inc.                  1,979       56,540       0.0%
*   Ultimate Software Group, Inc. (The)        250       41,555       0.0%
*   Vantiv, Inc. Class A                    21,740      850,034       0.1%
    Visa, Inc. Class A                      31,983    2,112,477       0.3%
#   Western Union Co. (The)                 80,360    1,629,701       0.2%
*   WEX, Inc.                                1,699      191,494       0.0%
                                                   ------------      ----
Total Information Technology                        132,262,370      20.1%
                                                   ------------      ----
Materials -- (5.2%)
    Air Products & Chemicals, Inc.           3,137      449,940       0.1%
    Airgas, Inc.                             5,377      544,583       0.1%
    Albemarle Corp.                          1,515       90,445       0.0%
    Avery Dennison Corp.                    16,397      911,509       0.1%
    Ball Corp.                              21,775    1,598,503       0.3%
*   Berry Plastics Group, Inc.              14,834      507,619       0.1%
    Celanese Corp. Series A                 13,706      909,530       0.1%
*   Crown Holdings, Inc.                    21,847    1,185,418       0.2%
    Eastman Chemical Co.                     7,935      604,806       0.1%
    Ecolab, Inc.                            11,604    1,299,416       0.2%
    EI du Pont de Nemours & Co.             75,517    5,527,844       0.8%
    FMC Corp.                               12,925      766,582       0.1%
    Graphic Packaging Holding Co.           23,515      331,561       0.1%
    International Flavors & Fragrances,
      Inc.                                   5,745      659,239       0.1%
    LyondellBasell Industries NV Class A    38,007    3,934,485       0.6%
    Monsanto Co.                            35,338    4,027,118       0.6%
#   NewMarket Corp.                          2,298    1,026,976       0.2%
*   Owens-Illinois, Inc.                     5,812      138,965       0.0%
    Packaging Corp. of America              22,408    1,550,410       0.2%
    PPG Industries, Inc.                     6,103    1,352,181       0.2%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Materials -- (Continued)
      Praxair, Inc.                         29,298 $  3,572,305        0.5%
      RPM International, Inc.               17,400      827,196        0.1%
      Scotts Miracle-Gro Co. (The)
        Class A                              8,742      563,946        0.1%
      Sealed Air Corp.                      18,551      845,926        0.1%
      Sherwin-Williams Co. (The)             5,298    1,472,844        0.2%
      Silgan Holdings, Inc.                  1,647       88,724        0.0%
#     Southern Copper Corp.                  9,494      309,315        0.1%
      Valspar Corp. (The)                    7,489      607,358        0.1%
      Westlake Chemical Corp.               10,858      846,707        0.1%
*     WR Grace & Co.                        10,803    1,044,866        0.2%
                                                   ------------      -----
Total Materials                                      37,596,317        5.7%
                                                   ------------      -----
Real Estate Investment Trusts -- (0.1%)
#     Iron Mountain, Inc.                   11,751      405,292        0.1%
                                                   ------------      -----
Telecommunication Services -- (4.1%)
*     Level 3 Communications, Inc.          59,427    3,324,346        0.5%
*     SBA Communications Corp. Class A       5,104      591,145        0.1%
      Verizon Communications, Inc.         512,093   25,829,971        3.9%
                                                   ------------      -----
Total Telecommunication Services                     29,745,462        4.5%
                                                   ------------      -----
TOTAL COMMON STOCKS                                 656,941,554       99.8%
                                                   ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid
        Reserves, 0.098%                 3,071,748    3,071,748        0.5%
                                                   ------------      -----
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund     5,050,746   58,437,127        8.8%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $634,457,793)                              $718,450,429      109.1%
                                                   ============      =====

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary         $153,685,824          --   --    $153,685,824
   Consumer Staples                 87,985,867          --   --      87,985,867
   Energy                            9,953,969          --   --       9,953,969
   Financials                       20,142,572          --   --      20,142,572
   Health Care                      87,300,240          --   --      87,300,240
   Industrials                      97,863,641          --   --      97,863,641
   Information Technology          132,262,370          --   --     132,262,370
   Materials                        37,596,317          --   --      37,596,317
   Real Estate Investment Trusts       405,292          --   --         405,292
   Telecommunication Services       29,745,462          --   --      29,745,462
Temporary Cash Investments           3,071,748          --   --       3,071,748
Securities Lending Collateral               -- $58,437,127   --      58,437,127
                                  ------------ -----------   --    ------------
TOTAL                             $660,013,302 $58,437,127   --    $718,450,429
                                  ============ ===========   ==    ============

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
COMMON STOCKS -- (80.4%)
Consumer Discretionary -- (20.0%)
*   1-800-Flowers.com, Inc. Class A            1,384 $   14,629       0.0%
*   American Axle & Manufacturing Holdings,
      Inc.                                    24,704    615,871       0.3%
#   American Eagle Outfitters, Inc.           34,334    546,254       0.3%
*   American Public Education, Inc.            4,671    130,274       0.1%
*   ANN, Inc.                                 15,041    569,452       0.3%
*   Apollo Education Group, Inc. Class A      33,885    568,760       0.3%
    Arctic Cat, Inc.                           3,071    108,990       0.1%
*   Asbury Automotive Group, Inc.             10,685    897,860       0.4%
#   Big Lots, Inc.                            19,958    909,486       0.4%
*   BJ's Restaurants, Inc.                     8,640    404,352       0.2%
    Bloomin' Brands, Inc.                     43,167    978,164       0.4%
#*  Blue Nile, Inc.                            3,481     94,718       0.0%
    Bob Evans Farms, Inc.                      7,089    304,969       0.1%
*   Bravo Brio Restaurant Group, Inc.          4,755     70,041       0.0%
*   Bright Horizons Family Solutions, Inc.    18,788    944,661       0.4%
#   Brinker International, Inc.               15,420    853,805       0.4%
    Brown Shoe Co., Inc.                      13,906    413,008       0.2%
#   Buckle, Inc. (The)                        12,177    545,530       0.3%
#*  Buffalo Wild Wings, Inc.                   6,333  1,008,847       0.5%
*   Build-A-Bear Workshop, Inc.                  500      9,215       0.0%
    Capella Education Co.                      3,395    183,432       0.1%
*   Carmike Cinemas, Inc.                      5,993    180,869       0.1%
    Carriage Services, Inc.                    4,360    103,070       0.0%
*   Carrols Restaurant Group, Inc.             1,025      9,266       0.0%
    Cato Corp. (The) Class A                   6,968    274,121       0.1%
*   Cavco Industries, Inc.                       700     45,899       0.0%
#   Cheesecake Factory, Inc. (The)            18,039    904,295       0.4%
*   Chegg, Inc.                                1,400     10,402       0.0%
    Cherokee, Inc.                               640     13,888       0.0%
    Chico's FAS, Inc.                         57,280    965,741       0.4%
*   Christopher & Banks Corp.                  5,648     33,549       0.0%
    Churchill Downs, Inc.                      3,970    473,105       0.2%
#*  Chuy's Holdings, Inc.                        168      3,800       0.0%
    ClubCorp Holdings, Inc.                    7,981    174,704       0.1%
    Collectors Universe, Inc.                  1,150     26,484       0.0%
    Columbia Sportswear Co.                    8,636    541,477       0.2%
#*  Conn's, Inc.                               9,808    274,330       0.1%
    Cooper Tire & Rubber Co.                  17,761    754,665       0.3%
    Core-Mark Holding Co., Inc.                6,966    367,178       0.2%
#   Cracker Barrel Old Country Store, Inc.     7,393    979,425       0.4%
*   Crown Media Holdings, Inc. Class A         5,866     21,997       0.0%
    CST Brands, Inc.                          18,623    776,765       0.4%
    Culp, Inc.                                 2,228     57,594       0.0%
#*  Deckers Outdoor Corp.                     11,125    823,250       0.4%
*   Del Frisco's Restaurant Group, Inc.        6,187    124,792       0.1%
*   Denny's Corp.                              7,641     79,543       0.0%
    Destination Maternity Corp.                2,990     35,252       0.0%
*   Diamond Resorts International, Inc.       22,841    731,140       0.3%
    DineEquity, Inc.                           5,979    576,555       0.3%
*   Diversified Restaurant Holdings, Inc.      2,334      8,519       0.0%
#*  Dixie Group, Inc. (The)                      700      6,881       0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Dorman Products, Inc.                     11,095 $  519,579       0.2%
    Drew Industries, Inc.                      7,698    436,246       0.2%
    DSW, Inc. Class A                         17,191    623,517       0.3%
    Entravision Communications Corp. Class A   2,763     18,070       0.0%
#   Ethan Allen Interiors, Inc.                4,385    106,205       0.1%
*   EVINE Live, Inc.                           4,380     26,105       0.0%
    EW Scripps Co. (The) Class A               3,875     90,249       0.0%
*   Express, Inc.                             30,112    490,826       0.2%
#*  Famous Dave's Of America, Inc.               600     16,920       0.0%
*   Fiesta Restaurant Group, Inc.              8,756    442,616       0.2%
    Finish Line, Inc. (The) Class A           14,667    359,781       0.2%
#*  Five Below, Inc.                          17,999    606,926       0.3%
*   Fox Factory Holding Corp.                    999     15,205       0.0%
*   Francesca's Holdings Corp.                 3,021     51,145       0.0%
#*  FTD Cos., Inc.                             2,121     60,533       0.0%
#*  G-III Apparel Group, Ltd.                  7,499    833,739       0.4%
*   Gentherm, Inc.                            10,722    565,371       0.3%
*   Grand Canyon Education, Inc.              17,879    809,561       0.4%
*   Helen of Troy, Ltd.                        8,741    765,799       0.4%
#*  Hibbett Sports, Inc.                       7,216    337,709       0.2%
    HSN, Inc.                                  7,256    452,919       0.2%
#*  Ignite Restaurant Group, Inc.                294      1,035       0.0%
#   Interval Leisure Group, Inc.              16,750    415,232       0.2%
#*  iRobot Corp.                               7,459    241,821       0.1%
    Jack in the Box, Inc.                     12,741  1,105,536       0.5%
#*  Jamba, Inc.                                1,180     18,597       0.0%
#   KB Home                                   27,579    399,620       0.2%
*   Kirkland's, Inc.                           4,328    102,747       0.0%
*   Kona Grill, Inc.                             700     16,982       0.0%
#*  Krispy Kreme Doughnuts, Inc.              13,360    237,808       0.1%
    La-Z-Boy, Inc.                            15,028    393,884       0.2%
    Libbey, Inc.                               5,323    209,460       0.1%
    Liberty Tax, Inc.                            750     20,775       0.0%
#*  LifeLock, Inc.                            23,471    342,911       0.2%
#   Lithia Motors, Inc. Class A                7,627    760,641       0.3%
#*  Lumber Liquidators Holdings, Inc.          7,844    215,631       0.1%
    Marine Products Corp.                      3,477     24,687       0.0%
*   MarineMax, Inc.                            2,200     48,576       0.0%
#*  Mattress Firm Holding Corp.                4,220    249,318       0.1%
#*  Media General, Inc.                       19,759    333,729       0.2%
    Men's Wearhouse, Inc. (The)               15,682    887,444       0.4%
*   Modine Manufacturing Co.                   4,014     49,332       0.0%
#   Monro Muffler Brake, Inc.                 11,247    673,583       0.3%
    Morningstar, Inc.                          2,416    183,350       0.1%
*   Motorcar Parts of America, Inc.            3,556    103,942       0.1%
    Movado Group, Inc.                         4,249    124,411       0.1%
*   Murphy USA, Inc.                          13,702    895,152       0.4%
    Nathan's Famous, Inc.                      1,228     50,520       0.0%
*   Nautilus, Inc.                             9,190    154,484       0.1%
#*  New York & Co., Inc.                       8,703     22,019       0.0%
#   New York Times Co. (The) Class A          51,504    689,638       0.3%
    Nexstar Broadcasting Group, Inc. Class A   9,184    536,897       0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Consumer Discretionary -- (Continued)
    Nutrisystem, Inc.                         6,230 $   118,681       0.1%
*   Orbitz Worldwide, Inc.                   32,619     382,295       0.2%
#   Outerwall, Inc.                           4,206     279,404       0.1%
#*  Overstock.com, Inc.                       5,980     128,391       0.1%
    Oxford Industries, Inc.                   4,764     378,500       0.2%
    Papa John's International, Inc.          13,790     846,292       0.4%
#   PetMed Express, Inc.                      1,588      25,138       0.0%
#   Pier 1 Imports, Inc.                     24,195     306,067       0.1%
    Pool Corp.                               14,897     966,666       0.4%
#*  Popeyes Louisiana Kitchen, Inc.           8,179     455,407       0.2%
*   Red Robin Gourmet Burgers, Inc.           4,255     319,508       0.1%
    Ruth's Hospitality Group, Inc.           10,280     149,574       0.1%
    Ryland Group, Inc. (The)                  6,605     272,258       0.1%
#*  Scientific Games Corp. Class A            7,488      94,873       0.0%
#   SeaWorld Entertainment, Inc.             22,120     468,944       0.2%
*   Select Comfort Corp.                     18,313     564,407       0.3%
*   Shiloh Industries, Inc.                     437       5,082       0.0%
#*  Shutterfly, Inc.                         10,551     472,263       0.2%
#   Sinclair Broadcast Group, Inc. Class A   18,124     555,319       0.3%
*   Skechers U.S.A., Inc. Class A            12,805   1,151,426       0.5%
#*  Smith & Wesson Holding Corp.             16,238     241,378       0.1%
    Sonic Corp.                              19,100     547,215       0.3%
#   Sotheby's                                23,714   1,012,825       0.5%
    Standard Motor Products, Inc.             6,362     240,484       0.1%
#*  Starz                                    20,306     798,635       0.4%
    Stein Mart, Inc.                          3,487      41,251       0.0%
*   Steven Madden, Ltd.                      22,888     893,090       0.4%
#   Strattec Security Corp.                     107       8,032       0.0%
#*  Strayer Education, Inc.                   3,087     156,573       0.1%
#   Sturm Ruger & Co., Inc.                   1,130      61,935       0.0%
*   Taylor Morrison Home Corp. Class A        3,742      69,302       0.0%
#   Texas Roadhouse, Inc.                    23,613     793,397       0.4%
    Thor Industries, Inc.                    13,865     834,257       0.4%
#*  Tile Shop Holdings, Inc.                 13,943     180,841       0.1%
*   Tower International, Inc.                 5,574     144,144       0.1%
#*  Tumi Holdings, Inc.                      22,629     529,292       0.2%
*   Universal Electronics, Inc.               5,726     308,860       0.1%
    Vail Resorts, Inc.                       11,138   1,105,001       0.5%
    Value Line, Inc.                            238       3,439       0.0%
*   Vera Bradley, Inc.                        2,379      33,877       0.0%
#*  Vitamin Shoppe, Inc.                      9,497     397,734       0.2%
#   Winmark Corp.                             1,277     114,943       0.1%
#   Winnebago Industries, Inc.                7,349     152,198       0.1%
#   Wolverine World Wide, Inc.               31,497     967,903       0.4%
#   World Wrestling Entertainment, Inc.
      Class A                                 1,300      17,446       0.0%
#*  Zumiez, Inc.                              8,573     271,850       0.1%
                                                    -----------      ----
Total Consumer Discretionary                         54,556,054      24.9%
                                                    -----------      ----
Consumer Staples -- (3.2%)
#   Alico, Inc.                               1,296      60,614       0.0%
#   B&G Foods, Inc.                          17,513     532,395       0.2%
#*  Boston Beer Co., Inc. (The) Class A       2,805     695,079       0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Consumer Staples -- (Continued)
#*  Boulder Brands, Inc.                       4,100 $   39,114       0.0%
#   Cal-Maine Foods, Inc.                     14,820    662,602       0.3%
    Calavo Growers, Inc.                       4,746    240,385       0.1%
    Casey's General Stores, Inc.              11,155    916,718       0.4%
#*  Chefs' Warehouse, Inc. (The)               6,450    117,455       0.1%
#   Coca-Cola Bottling Co. Consolidated          648     73,224       0.0%
#   Dean Foods Co.                            17,667    287,089       0.1%
#*  Farmer Bros Co.                            2,611     65,092       0.0%
#*  Fresh Market, Inc. (The)                  15,766    554,017       0.3%
    Inter Parfums, Inc.                        8,653    261,148       0.1%
*   Inventure Foods, Inc.                      4,216     41,106       0.0%
    J&J Snack Foods Corp.                      7,067    737,300       0.3%
    Lancaster Colony Corp.                     9,011    807,926       0.4%
#   Limoneira Co.                              1,400     32,116       0.0%
#*  Medifast, Inc.                             4,062    121,860       0.1%
    MGP Ingredients, Inc.                      3,308     46,444       0.0%
*   National Beverage Corp.                    4,620    103,257       0.1%
#*  Natural Grocers by Vitamin Cottage, Inc.   4,512    118,756       0.1%
    Oil-Dri Corp. of America                   1,477     48,475       0.0%
    Orchids Paper Products Co.                 1,600     34,384       0.0%
#   Pricesmart, Inc.                           9,862    793,497       0.4%
    Rocky Mountain Chocolate Factory, Inc.     1,700     21,828       0.0%
#   Sanderson Farms, Inc.                      7,303    548,601       0.3%
#*  United Natural Foods, Inc.                   224     15,111       0.0%
    Vector Group, Ltd.                        20,706    458,638       0.2%
    WD-40 Co.                                  4,657    377,031       0.2%
                                                     ----------       ---
Total Consumer Staples                                8,811,262       4.0%
                                                     ----------       ---
Energy -- (1.8%)
*   Bonanza Creek Energy, Inc.                 3,840    105,830       0.1%
#   CARBO Ceramics, Inc.                         640     28,307       0.0%
#*  Carrizo Oil & Gas, Inc.                   14,451    805,354       0.4%
    EnLink Midstream LLC                       7,500    263,625       0.1%
#   GasLog, Ltd.                              20,348    453,557       0.2%
#*  Gastar Exploration, Inc.                  13,440     48,787       0.0%
*   Isramco, Inc.                                192     23,722       0.0%
#*  Matador Resources Co.                     24,561    680,831       0.3%
*   Matrix Service Co.                         7,202    158,228       0.1%
    Panhandle Oil and Gas, Inc. Class A        1,398     31,874       0.0%
*   PDC Energy, Inc.                           5,516    312,978       0.1%
*   PetroQuest Energy, Inc.                   12,675     33,969       0.0%
#*  Rex Energy Corp.                           8,431     42,155       0.0%
#*  RigNet, Inc.                               4,073    152,575       0.1%
    SemGroup Corp. Class A                     8,643    727,654       0.3%
*   Synergy Resources Corp.                   32,516    389,542       0.2%
#   US Silica Holdings, Inc.                  16,970    633,830       0.3%
*   Willbros Group, Inc.                      12,186     30,465       0.0%
                                                     ----------       ---
Total Energy                                          4,923,283       2.2%
                                                     ----------       ---
Financials -- (5.8%)
#*  Altisource Portfolio Solutions SA          6,549    158,813       0.1%
    Ameris Bancorp                             6,850    171,182       0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Financials -- (Continued)
#   Bank of Hawaii Corp.                     14,673 $   886,102       0.4%
#   Bank of the Ozarks, Inc.                 26,188   1,015,047       0.5%
    BGC Partners, Inc. Class A               55,561     557,555       0.3%
#*  BofI Holding, Inc.                        4,476     410,942       0.2%
    Bridge Bancorp, Inc.                        412      10,411       0.0%
    CKX Lands, Inc.                             892      12,711       0.0%
    Cohen & Steers, Inc.                      2,284      86,472       0.0%
#*  CommunityOne Bancorp                      1,060      10,441       0.0%
    ConnectOne Bancorp, Inc.                  2,247      43,187       0.0%
*   Consumer Portfolio Services, Inc.         3,825      24,442       0.0%
    Crawford & Co. Class B                    1,463      11,953       0.0%
#*  Credit Acceptance Corp.                   5,801   1,370,196       0.6%
    Diamond Hill Investment Group, Inc.         909     165,620       0.1%
*   Eagle Bancorp, Inc.                       6,618     243,939       0.1%
*   eHealth, Inc.                             1,006      12,334       0.0%
    Evercore Partners, Inc. Class A          11,897     573,911       0.3%
#   Federated Investors, Inc. Class B         3,143     108,119       0.0%
    Federated National Holding Co.            1,541      44,381       0.0%
*   First Cash Financial Services, Inc.       8,944     432,353       0.2%
    FNF Group                                 4,647     167,246       0.1%
#   FXCM, Inc. Class A                       11,431      22,976       0.0%
    GAMCO Investors, Inc. Class A             1,484     114,728       0.1%
*   Green Dot Corp. Class A                   5,619      90,466       0.0%
#   Greenhill & Co., Inc.                     5,933     234,650       0.1%
#   HCI Group, Inc.                           2,858     124,552       0.1%
    HFF, Inc. Class A                        11,864     464,950       0.2%
    Home BancShares, Inc.                    20,531     675,059       0.3%
#   Independent Bank Group, Inc.              1,426      54,901       0.0%
    Interactive Brokers Group, Inc. Class A  18,032     612,186       0.3%
*   Investment Technology Group, Inc.         2,869      81,738       0.0%
#*  Ladenburg Thalmann Financial Services,
      Inc.                                   30,329     102,209       0.0%
    Manning & Napier, Inc.                      594       6,314       0.0%
*   Marcus & Millichap, Inc.                  2,738      96,870       0.0%
    MarketAxess Holdings, Inc.               12,086   1,037,583       0.5%
*   Nationstar Mortgage Holdings, Inc.          600      15,060       0.0%
#*  PRA Group, Inc.                          16,701     914,797       0.4%
    Primerica, Inc.                           3,298     152,434       0.1%
    Pzena Investment Management, Inc.
      Class A                                 2,300      21,160       0.0%
#   RCS Capital Corp. Class A                 9,879      84,861       0.0%
#   RLI Corp.                                 3,185     158,167       0.1%
    Simmons First National Corp. Class A      8,418     368,288       0.2%
*   Texas Capital Bancshares, Inc.           12,983     683,685       0.3%
#   Universal Insurance Holdings, Inc.        8,679     208,470       0.1%
    Virtus Investment Partners, Inc.          2,910     388,834       0.2%
#   Westamerica Bancorporation                8,346     363,468       0.2%
*   Western Alliance Bancorp                 30,073     929,857       0.4%
    Westwood Holdings Group, Inc.             2,094     122,687       0.1%
#   WisdomTree Investments, Inc.             46,541     886,141       0.4%
#*  World Acceptance Corp.                      644      54,495       0.0%
*   Yadkin Financial Corp.                    4,780      94,070       0.0%
                                                    -----------       ---
Total Financials                                     15,683,013       7.1%
                                                    -----------       ---

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Health Care -- (10.4%)
#*  Acadia Healthcare Co., Inc.               3,136 $  214,816       0.1%
    Aceto Corp.                               7,674    148,722       0.1%
#*  Acorda Therapeutics, Inc.                13,208    397,165       0.2%
#*  Addus HomeCare Corp.                        544     14,601       0.0%
*   Affymetrix, Inc.                         12,179    147,731       0.1%
#*  Air Methods Corp.                        12,775    583,818       0.3%
#*  Akorn, Inc.                              26,465  1,102,003       0.5%
#*  Albany Molecular Research, Inc.           9,576    172,943       0.1%
*   Amedisys, Inc.                            4,046    112,519       0.1%
*   AMN Healthcare Services, Inc.            13,482    307,524       0.1%
*   Amsurg Corp.                             13,200    827,904       0.4%
*   Anika Therapeutics, Inc.                  5,167    176,298       0.1%
    Atrion Corp.                                547    177,693       0.1%
*   Biospecifics Technologies Corp.           1,494     57,235       0.0%
*   BioTelemetry, Inc.                        4,899     39,241       0.0%
*   Cambrex Corp.                             6,603    254,149       0.1%
    Cantel Medical Corp.                     12,961    580,523       0.3%
*   Capital Senior Living Corp.               5,620    147,075       0.1%
*   Charles River Laboratories
      International, Inc.                    15,916  1,100,751       0.5%
#   Chemed Corp.                              5,056    582,704       0.3%
#   Computer Programs & Systems, Inc.         3,136    164,107       0.1%
*   Corvel Corp.                              5,386    192,496       0.1%
    CryoLife, Inc.                            1,000     10,200       0.0%
*   Cyberonics, Inc.                          8,950    545,145       0.2%
#*  Depomed, Inc.                            14,890    346,341       0.2%
#*  Endo International P.L.C.                 3,023    254,129       0.1%
    Ensign Group, Inc. (The)                  6,668    280,789       0.1%
#*  ExamWorks Group, Inc.                    12,874    527,190       0.2%
*   Globus Medical, Inc. Class A             23,726    566,814       0.3%
*   Haemonetics Corp.                        12,516    507,274       0.2%
    HealthSouth Corp.                        20,979    948,670       0.4%
*   HealthStream, Inc.                        1,836     53,134       0.0%
*   Healthways, Inc.                          2,599     45,223       0.0%
    Hill-Rom Holdings, Inc.                  19,638    980,722       0.4%
#*  HMS Holdings Corp.                       29,466    501,217       0.2%
*   Hyperion Therapeutics, Inc.               1,892     86,956       0.0%
*   ICU Medical, Inc.                         4,820    406,663       0.2%
*   Impax Laboratories, Inc.                 19,820    897,053       0.4%
#*  Integra LifeSciences Holdings Corp.       9,939    584,214       0.3%
*   IPC Healthcare, Inc.                      4,355    213,047       0.1%
    Kindred Healthcare, Inc.                  1,599     36,697       0.0%
#   Landauer, Inc.                              390     12,581       0.0%
#*  Lannett Co., Inc.                        12,777    734,678       0.3%
#*  Ligand Pharmaceuticals, Inc. Class B      6,474    502,641       0.2%
*   Luminex Corp.                             8,379    130,042       0.1%
*   Masimo Corp.                             16,462    555,757       0.3%
*   MedAssets, Inc.                          18,416    372,740       0.2%
#*  Medidata Solutions, Inc.                  1,559     83,297       0.0%
#   Meridian Bioscience, Inc.                11,242    199,208       0.1%
*   Molina Healthcare, Inc.                  15,197    900,118       0.4%
#*  Myriad Genetics, Inc.                    21,034    694,753       0.3%
#   National Research Corp. Class A           3,294     47,499       0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Health Care -- (Continued)
#   National Research Corp. Class B             150 $     5,213       0.0%
*   Natus Medical, Inc.                      11,340     427,631       0.2%
*   NuVasive, Inc.                           16,612     743,055       0.3%
*   Omnicell, Inc.                           11,211     398,327       0.2%
#   Owens & Minor, Inc.                      17,280     582,682       0.3%
*   Pain Therapeutics, Inc.                   1,505       3,070       0.0%
*   PAREXEL International Corp.              14,221     904,100       0.4%
*   Prestige Brands Holdings, Inc.           15,659     614,616       0.3%
*   Providence Service Corp. (The)            4,490     190,915       0.1%
    Quality Systems, Inc.                    18,180     283,517       0.1%
#*  Quidel Corp.                              5,105     118,947       0.1%
#*  Repligen Corp.                           11,086     327,148       0.2%
#*  Sagent Pharmaceuticals, Inc.              8,428     196,457       0.1%
*   SciClone Pharmaceuticals, Inc.           13,122     107,207       0.1%
    Select Medical Holdings Corp.            40,866     594,600       0.3%
    Simulations Plus, Inc.                    3,317      19,404       0.0%
    STERIS Corp.                             17,836   1,186,094       0.5%
#*  Sucampo Pharmaceuticals, Inc. Class A     4,300      76,368       0.0%
*   Surgical Care Affiliates, Inc.            5,536     208,707       0.1%
*   SurModics, Inc.                           1,020      25,724       0.0%
*   Team Health Holdings, Inc.                3,355     199,857       0.1%
*   Thoratec Corp.                           17,996     721,820       0.3%
    US Physical Therapy, Inc.                 3,275     154,449       0.1%
    Utah Medical Products, Inc.                 680      36,659       0.0%
*   Vascular Solutions, Inc.                  2,818      90,345       0.0%
#   West Pharmaceutical Services, Inc.       13,062     695,943       0.3%
                                                    -----------      ----
Total Health Care                                    28,439,665      13.0%
                                                    -----------      ----
Industrials -- (15.0%)
    AAON, Inc.                               16,768     401,929       0.2%
*   Accuride Corp.                            2,344       9,563       0.0%
*   Advisory Board Co. (The)                 11,806     612,613       0.3%
    Albany International Corp. Class A        4,454     174,597       0.1%
    Allegiant Travel Co.                      5,671     871,973       0.4%
    Allied Motion Technologies, Inc.            130       3,812       0.0%
    Altra Industrial Motion Corp.             7,769     204,868       0.1%
#   American Science & Engineering, Inc.      1,649      61,706       0.0%
*   American Woodmark Corp.                   3,672     186,170       0.1%
    Apogee Enterprises, Inc.                  8,462     445,270       0.2%
    Applied Industrial Technologies, Inc.    13,053     545,224       0.3%
*   ARC Document Solutions, Inc.             10,084      86,117       0.0%
    Argan, Inc.                               3,239     104,652       0.0%
*   Armstrong World Industries, Inc.         19,051   1,042,852       0.5%
*   Astronics Corp.                           3,125     210,344       0.1%
#*  Astronics Corp. Class B                     596      41,035       0.0%
    AZZ, Inc.                                 8,025     372,280       0.2%
    Babcock & Wilcox Co. (The)                3,235     104,555       0.0%
    Barrett Business Services, Inc.           1,689      75,110       0.0%
*   Blount International, Inc.               15,808     209,614       0.1%
    Brink's Co. (The)                        12,863     340,484       0.2%
#*  Builders FirstSource, Inc.               14,321     182,736       0.1%
*   Casella Waste Systems, Inc. Class A       6,920      37,922       0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Industrials -- (Continued)
    Ceco Environmental Corp.                   4,293 $   50,614       0.0%
    CIRCOR International, Inc.                 4,983    272,271       0.1%
    CLARCOR, Inc.                             14,066    914,290       0.4%
    Columbus McKinnon Corp.                      958     24,295       0.0%
    Comfort Systems USA, Inc.                  1,078     22,304       0.0%
*   Commercial Vehicle Group, Inc.             3,500     20,160       0.0%
    Corporate Executive Board Co. (The)       11,209    939,650       0.4%
*   Covenant Transportation Group, Inc.
      Class A                                    670     20,415       0.0%
*   CTPartners Executive Search, Inc.            235        860       0.0%
    Deluxe Corp.                              16,508  1,068,893       0.5%
    Douglas Dynamics, Inc.                       890     19,357       0.0%
*   DXP Enterprises, Inc.                      3,939    177,452       0.1%
*   Dycom Industries, Inc.                       463     21,289       0.0%
#*  Echo Global Logistics, Inc.                8,108    234,321       0.1%
#   EnerSys                                   13,841    939,804       0.4%
    EnPro Industries, Inc.                     7,553    483,467       0.2%
    Exponent, Inc.                             3,720    329,629       0.2%
    Federal Signal Corp.                      23,513    369,624       0.2%
    Forward Air Corp.                         10,377    522,689       0.2%
*   Franklin Covey Co.                         3,547     66,116       0.0%
#   Franklin Electric Co., Inc.               14,563    526,598       0.2%
*   Furmanite Corp.                            4,334     31,638       0.0%
    G&K Services, Inc. Class A                 6,352    448,451       0.2%
#*  Generac Holdings, Inc.                     9,284    387,050       0.2%
    Global Brass & Copper Holdings, Inc.       2,436     37,125       0.0%
#*  Goldfield Corp. (The)                      4,847      8,094       0.0%
    Gorman-Rupp Co. (The)                      6,177    167,458       0.1%
*   GP Strategies Corp.                        5,557    181,103       0.1%
    Graham Corp.                               2,315     54,171       0.0%
#   Greenbrier Cos., Inc. (The)                7,459    430,310       0.2%
    H&E Equipment Services, Inc.              11,322    279,880       0.1%
    Harsco Corp.                              27,489    442,023       0.2%
*   Hawaiian Holdings, Inc.                    1,520     35,082       0.0%
#   Healthcare Services Group, Inc.           22,559    682,861       0.3%
#   Heartland Express, Inc.                   28,163    589,170       0.3%
#   HEICO Corp.                                5,207    290,759       0.1%
    HEICO Corp. Class A                        3,075    141,050       0.1%
    Herman Miller, Inc.                       18,765    514,349       0.2%
    Hillenbrand, Inc.                         20,485    602,054       0.3%
    HNI Corp.                                 14,984    698,854       0.3%
*   Hub Group, Inc. Class A                    9,812    391,499       0.2%
*   Huron Consulting Group, Inc.               7,303    442,708       0.2%
    Hyster-Yale Materials Handling, Inc.       3,505    257,057       0.1%
    Insperity, Inc.                            7,322    352,627       0.2%
    Insteel Industries, Inc.                   1,500     30,390       0.0%
    Interface, Inc.                           21,405    465,131       0.2%
    John Bean Technologies Corp.               9,199    354,989       0.2%
#   Kaman Corp.                                6,838    285,213       0.1%
    Kforce, Inc.                               9,472    215,393       0.1%
    Knight Transportation, Inc.               30,003    867,087       0.4%
    Knoll, Inc.                               13,010    296,238       0.1%
    Landstar System, Inc.                     15,229    948,919       0.4%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES  VALUE+  OF NET ASSETS**
                                                ------ -------- ---------------
Industrials -- (Continued)
#   Lindsay Corp.                                3,120 $247,073       0.1%
*   Magnetek, Inc.                                 300   11,553       0.0%
#   Manitowoc Co., Inc. (The)                   38,828  766,076       0.4%
*   MasTec, Inc.                                27,352  490,695       0.2%
    Matson, Inc.                                 4,787  193,873       0.1%
    Matthews International Corp. Class A         8,887  431,286       0.2%
*   Mistras Group, Inc.                          2,654   47,666       0.0%
*   Moog, Inc. Class A                           2,241  156,601       0.1%
    MSA Safety, Inc.                            11,983  548,102       0.3%
    Mueller Industries, Inc.                    18,286  640,741       0.3%
    Mueller Water Products, Inc. Class A        58,845  550,789       0.3%
    Multi-Color Corp.                            3,243  203,596       0.1%
#   NN, Inc.                                     3,952   99,432       0.0%
#*  Nortek, Inc.                                 4,546  384,682       0.2%
#   Omega Flex, Inc.                             1,300   38,727       0.0%
*   On Assignment, Inc.                         16,025  539,241       0.2%
    Park-Ohio Holdings Corp.                     2,936  136,025       0.1%
*   Patrick Industries, Inc.                     2,977  178,799       0.1%
#*  Performant Financial Corp.                   7,174   21,307       0.0%
*   PGT, Inc.                                   14,388  162,872       0.1%
#*  Polypore International, Inc.                14,060  823,354       0.4%
    Primoris Services Corp.                     17,895  344,121       0.2%
#*  Proto Labs, Inc.                             7,868  550,760       0.3%
*   Radiant Logistics, Inc.                      2,500   13,250       0.0%
#   Raven Industries, Inc.                      10,131  202,012       0.1%
    RBC Bearings, Inc.                           7,043  514,069       0.2%
*   Rexnord Corp.                               33,549  888,713       0.4%
#   RR Donnelley & Sons Co.                     12,677  236,046       0.1%
*   Saia, Inc.                                   7,796  317,687       0.1%
*   SL Industries, Inc.                            338   14,037       0.0%
*   SP Plus Corp.                                1,472   33,503       0.0%
*   Sparton Corp.                                  800   20,616       0.0%
*   Spirit Airlines, Inc.                       11,229  768,850       0.4%
    Standex International Corp.                  3,975  321,458       0.1%
    Steelcase, Inc. Class A                     30,684  539,118       0.2%
*   Stock Building Supply Holdings, Inc.           192    3,527       0.0%
#   Sun Hydraulics Corp.                         8,091  314,821       0.1%
#*  Swift Transportation Co.                    25,789  624,094       0.3%
#*  Taser International, Inc.                   15,345  463,266       0.2%
*   Team, Inc.                                   5,770  225,492       0.1%
    Tennant Co.                                  5,540  356,167       0.2%
    Textainer Group Holdings, Ltd.               6,887  208,676       0.1%
*   Thermon Group Holdings, Inc.                 7,747  180,273       0.1%
*   Trex Co., Inc.                               9,928  465,822       0.2%
*   Trimas Corp.                                12,387  348,942       0.2%
*   TrueBlue, Inc.                              12,108  348,468       0.2%
    Twin Disc, Inc.                                400    7,196       0.0%
    Universal Truckload Services, Inc.           5,740  121,918       0.1%
#   US Ecology, Inc.                             5,783  271,280       0.1%
*   USA Truck, Inc.                                351    8,621       0.0%
#*  Wabash National Corp.                       26,093  365,824       0.2%
    Watsco, Inc.                                   520   62,551       0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Industrials -- (Continued)
    Watts Water Technologies, Inc. Class A    2,400 $   130,920       0.1%
#   Werner Enterprises, Inc.                 13,166     353,770       0.2%
*   Willdan Group, Inc.                       1,412      20,064       0.0%
    Woodward, Inc.                            2,453     115,414       0.1%
                                                    -----------      ----
Total Industrials                                    40,712,093      18.6%
                                                    -----------      ----
Information Technology -- (19.0%)
*   ACI Worldwide, Inc.                      38,774     892,965       0.4%
*   Acxiom Corp.                             17,779     310,421       0.1%
    ADTRAN, Inc.                              4,587      76,190       0.0%
*   Advanced Energy Industries, Inc.          1,893      46,303       0.0%
#*  Advanced Micro Devices, Inc.             46,118     104,227       0.1%
*   Alliance Data Systems Corp.                 756     224,766       0.1%
    American Software, Inc. Class A           5,886      57,153       0.0%
*   Amkor Technology, Inc.                   12,754      89,661       0.0%
*   Anixter International, Inc.               6,958     491,235       0.2%
#   Atmel Corp.                              38,941     295,173       0.1%
*   AVG Technologies NV                      17,395     416,088       0.2%
#   Badger Meter, Inc.                        3,593     223,557       0.1%
*   Barracuda Networks, Inc.                  6,825     276,617       0.1%
    Belden, Inc.                              9,353     785,184       0.4%
    Blackbaud, Inc.                          14,603     737,890       0.3%
*   Blackhawk Network Holdings, Inc. Class B 12,696     466,070       0.2%
    Booz Allen Hamilton Holding Corp.        25,333     696,658       0.3%
*   Bottomline Technologies de, Inc.          5,500     147,180       0.1%
*   Cabot Microelectronics Corp.              7,241     342,499       0.2%
*   Carbonite, Inc.                             288       2,949       0.0%
#*  Cardtronics, Inc.                        15,800     596,134       0.3%
*   Cascade Microtech, Inc.                   1,200      15,912       0.0%
#   Cass Information Systems, Inc.            1,964     102,658       0.1%
*   Cimpress NV                               1,614     135,479       0.1%
*   Cirrus Logic, Inc.                       19,147     646,786       0.3%
#*  Clearfield, Inc.                          1,000      13,550       0.0%
*   Cognex Corp.                             18,466     828,939       0.4%
*   Coherent, Inc.                              367      22,020       0.0%
    Computer Task Group, Inc.                   953       7,843       0.0%
*   Comverse, Inc.                            3,295      80,728       0.0%
    Concurrent Computer Corp.                 1,757      10,718       0.0%
*   Constant Contact, Inc.                    3,517     122,567       0.1%
*   CoreLogic, Inc.                          27,592   1,079,123       0.5%
#*  Cray, Inc.                               12,825     360,254       0.2%
#   CSG Systems International, Inc.           9,578     278,911       0.1%
#   Cypress Semiconductor Corp.               4,166      55,491       0.0%
    Daktronics, Inc.                         10,902     116,979       0.1%
*   Datalink Corp.                            3,565      41,211       0.0%
#*  Dealertrack Technologies, Inc.            1,823      71,662       0.0%
*   DHI Group, Inc.                          15,725     119,510       0.1%
#   Diebold, Inc.                            18,242     634,274       0.3%
#   Digimarc Corp.                              497      11,630       0.0%
*   DTS, Inc.                                 2,667      95,612       0.0%
    EarthLink Holdings Corp.                 20,720      98,006       0.0%
*   Electronics for Imaging, Inc.            16,584     692,050       0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Information Technology -- (Continued)
#*  Ellie Mae, Inc.                           3,425 $  188,375       0.1%
*   EnerNOC, Inc.                             2,685     29,669       0.0%
*   Entegris, Inc.                           56,143    747,263       0.3%
*   EPAM Systems, Inc.                       16,356  1,058,397       0.5%
*   Euronet Worldwide, Inc.                  17,858  1,044,336       0.5%
    Evolving Systems, Inc.                    2,526     23,454       0.0%
*   ExlService Holdings, Inc.                 8,805    303,156       0.1%
#   Fair Isaac Corp.                         10,987    971,910       0.4%
*   FARO Technologies, Inc.                   5,439    216,635       0.1%
#*  Finisar Corp.                             9,950    202,284       0.1%
    Forrester Research, Inc.                  1,015     35,312       0.0%
*   Global Cash Access Holdings, Inc.        18,341    135,723       0.1%
    Globalscape, Inc.                         6,831     23,225       0.0%
*   Glu Mobile, Inc.                          2,188     14,791       0.0%
*   GTT Communications, Inc.                  3,762     68,694       0.0%
    Hackett Group, Inc. (The)                 2,100     20,160       0.0%
    Heartland Payment Systems, Inc.          12,136    617,722       0.3%
*   Higher One Holdings, Inc.                    41        115       0.0%
#*  HomeAway, Inc.                           17,966    502,150       0.2%
*   iGATE Corp.                              24,231  1,152,426       0.5%
*   Integrated Device Technology, Inc.       55,235  1,004,725       0.5%
#   InterDigital, Inc.                       12,769    698,720       0.3%
*   Internap Corp.                            1,494     14,044       0.0%
    j2 Global, Inc.                          15,962  1,107,284       0.5%
#*  JDS Uniphase Corp.                       79,591  1,007,622       0.5%
*   Kofax, Ltd.                              15,712    173,303       0.1%
*   Lattice Semiconductor Corp.              33,265    197,261       0.1%
    Leidos Holdings, Inc.                    20,255    843,418       0.4%
*   Lionbridge Technologies, Inc.            14,471     80,314       0.0%
    Littelfuse, Inc.                          7,268    712,191       0.3%
#*  LoJack Corp.                              4,300     10,707       0.0%
#*  M/A-COM Technology Solutions Holdings,
      Inc.                                    8,891    270,909       0.1%
*   Manhattan Associates, Inc.               23,897  1,256,026       0.6%
    MAXIMUS, Inc.                            21,322  1,364,821       0.6%
    Mentor Graphics Corp.                    39,329    941,143       0.4%
#   Mesa Laboratories, Inc.                   1,112     94,398       0.0%
    Methode Electronics, Inc.                14,463    614,099       0.3%
    Micrel, Inc.                             16,052    218,307       0.1%
*   Microsemi Corp.                          28,710    957,766       0.4%
*   MicroStrategy, Inc. Class A                 546     99,438       0.1%
    Monotype Imaging Holdings, Inc.          11,799    382,406       0.2%
#   MTS Systems Corp.                         4,753    335,467       0.2%
*   NAPCO Security Technologies, Inc.         3,838     20,610       0.0%
#*  Netscout Systems, Inc.                   13,398    550,658       0.3%
*   Newport Corp.                             8,056    153,628       0.1%
    NIC, Inc.                                18,623    316,591       0.1%
#*  Numerex Corp. Class A                     1,101     12,100       0.0%
    NVE Corp.                                   462     31,351       0.0%
*   OSI Systems, Inc.                         6,362    427,590       0.2%
    Park Electrochemical Corp.                  760     16,507       0.0%
*   PDF Solutions, Inc.                         700     12,649       0.0%
    Pegasystems, Inc.                        24,476    527,213       0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Information Technology -- (Continued)
*   Perficient, Inc.                          5,305 $   109,442       0.1%
*   Planar Systems, Inc.                      5,115      29,514       0.0%
#   Plantronics, Inc.                        15,704     836,552       0.4%
*   PMC-Sierra, Inc.                         62,358     525,678       0.2%
    Power Integrations, Inc.                  9,520     471,145       0.2%
*   Progress Software Corp.                  17,932     473,405       0.2%
    QAD, Inc. Class A                         3,079      75,066       0.0%
*   Qorvo, Inc.                              10,995     724,680       0.3%
*   Rambus, Inc.                             32,245     446,271       0.2%
*   RealD, Inc.                                 768       9,431       0.0%
    Reis, Inc.                                3,100      70,463       0.0%
*   Rogers Corp.                              4,441     322,905       0.2%
*   Ruckus Wireless, Inc.                     1,443      16,854       0.0%
    Science Applications International Corp. 15,842     793,684       0.4%
*   Semtech Corp.                            13,864     322,893       0.2%
#*  Shutterstock, Inc.                        1,839     124,114       0.1%
*   Silicon Laboratories, Inc.               13,477     696,357       0.3%
*   SolarWinds, Inc.                         20,078     979,405       0.5%
*   Stamps.com, Inc.                          1,909     118,148       0.1%
*   Super Micro Computer, Inc.               14,628     420,848       0.2%
#*  Synaptics, Inc.                          12,974   1,099,157       0.5%
#*  Synchronoss Technologies, Inc.           14,495     665,031       0.3%
#*  Take-Two Interactive Software, Inc.      34,387     814,972       0.4%
*   Tangoe, Inc.                              1,100      15,048       0.0%
    TeleTech Holdings, Inc.                  14,100     365,754       0.2%
    Tessco Technologies, Inc.                   800      20,216       0.0%
    Tessera Technologies, Inc.               16,911     610,656       0.3%
*   TiVo, Inc.                               37,001     408,861       0.2%
#*  Travelzoo, Inc.                           1,031      13,547       0.0%
*   Tyler Technologies, Inc.                 10,969   1,337,670       0.6%
#   Ubiquiti Networks, Inc.                     231       6,600       0.0%
*   Verint Systems, Inc.                     16,010     983,494       0.5%
#*  ViaSat, Inc.                             15,486     931,018       0.4%
*   Virtusa Corp.                             8,461     336,748       0.2%
*   Web.com Group, Inc.                      15,691     288,244       0.1%
#*  WebMD Health Corp.                       10,870     479,911       0.2%
*   XO Group, Inc.                              721      11,723       0.0%
*   Zebra Technologies Corp. Class A         12,666   1,166,285       0.5%
*   Zix Corp.                                 1,980       8,435       0.0%
                                                    -----------      ----
Total Information Technology                         51,860,121      23.6%
                                                    -----------      ----
Materials -- (4.6%)
#*  AEP Industries, Inc.                      1,193      59,769       0.0%
    Balchem Corp.                             9,165     480,429       0.2%
*   Berry Plastics Group, Inc.                7,339     251,141       0.1%
*   Boise Cascade Co.                        11,308     392,388       0.2%
    Calgon Carbon Corp.                      16,690     370,351       0.2%
#   Chase Corp.                                 710      25,425       0.0%
*   Chemtura Corp.                           28,480     858,103       0.4%
    Compass Minerals International, Inc.     11,414   1,008,199       0.5%
#   Deltic Timber Corp.                       3,748     239,872       0.1%
*   Ferro Corp.                              28,419     383,372       0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Materials -- (Continued)
#*    Flotek Industries, Inc.               16,349 $    233,627        0.1%
      FutureFuel Corp.                       2,020       21,957        0.0%
      Globe Specialty Metals, Inc.          21,485      427,981        0.2%
      Hawkins, Inc.                            560       22,092        0.0%
      HB Fuller Co.                         15,929      665,354        0.3%
*     Headwaters, Inc.                      22,692      398,925        0.2%
      Innophos Holdings, Inc.                6,869      362,958        0.2%
      Innospec, Inc.                         6,466      282,564        0.1%
      KapStone Paper and Packaging Corp.    33,001      922,378        0.4%
      Koppers Holdings, Inc.                 5,780      129,934        0.1%
      Minerals Technologies, Inc.           10,371      702,428        0.3%
      Myers Industries, Inc.                 9,389      151,820        0.1%
      Neenah Paper, Inc.                     6,089      368,202        0.2%
*     OMNOVA Solutions, Inc.                 3,201       25,576        0.0%
      PolyOne Corp.                          8,049      314,314        0.1%
      Quaker Chemical Corp.                  4,097      340,952        0.1%
      Schweitzer-Mauduit International,
        Inc.                                 8,318      367,739        0.2%
      Sensient Technologies Corp.           16,344    1,068,244        0.5%
      Silgan Holdings, Inc.                  8,729      470,231        0.2%
      Stepan Co.                             3,643      185,538        0.1%
#*    Stillwater Mining Co.                  6,349       85,267        0.0%
*     Trecora Resources                      2,505       30,060        0.0%
      United States Lime & Minerals,
        Inc.                                 1,260       83,160        0.0%
#     Wausau Paper Corp.                    12,849      119,753        0.1%
#     Worthington Industries, Inc.          22,152      598,769        0.3%
                                                   ------------      -----
Total Materials                                      12,448,872        5.7%
                                                   ------------      -----
Real Estate Investment Trusts -- (0.0%)
      CareTrust REIT, Inc.                   5,772       72,092        0.0%
                                                   ------------      -----
Telecommunication Services -- (0.6%)
      Cogent Communications Holdings,
        Inc.                                15,097      528,244        0.3%
#     Consolidated Communications
        Holdings, Inc.                      15,397      324,415        0.2%
      IDT Corp. Class B                      5,146       87,637        0.0%
      Inteliquent, Inc.                      9,900      188,199        0.1%
      Lumos Networks Corp.                   4,959       70,120        0.0%
#     NTELOS Holdings Corp.                  4,994       29,015        0.0%
      Shenandoah Telecommunications Co.        800       27,568        0.0%
*     Vonage Holdings Corp.                 55,181      255,488        0.1%
                                                   ------------      -----
Total Telecommunication Services                      1,510,686        0.7%
                                                   ------------      -----
TOTAL COMMON STOCKS                                 219,017,141       99.8%
                                                   ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid
        Reserves, 0.098%                 2,306,580    2,306,580        1.1%
                                                   ------------      -----
SECURITIES LENDING COLLATERAL -- (18.8%)
(S)@  DFA Short Term Investment Fund     4,424,788   51,194,794       23.3%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $237,093,392)                              $272,518,515      124.2%
                                                   ============      =====

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary         $ 54,556,054          --   --    $ 54,556,054
   Consumer Staples                  8,811,262          --   --       8,811,262
   Energy                            4,923,283          --   --       4,923,283
   Financials                       15,683,013          --   --      15,683,013
   Health Care                      28,439,665          --   --      28,439,665
   Industrials                      40,712,093          --   --      40,712,093
   Information Technology           51,860,121          --   --      51,860,121
   Materials                        12,448,872          --   --      12,448,872
   Real Estate Investment Trusts        72,092          --   --          72,092
   Telecommunication Services        1,510,686          --   --       1,510,686
Temporary Cash Investments           2,306,580          --   --       2,306,580
Securities Lending Collateral               -- $51,194,794   --      51,194,794
                                  ------------ -----------   --    ------------
TOTAL                             $221,323,721 $51,194,794   --    $272,518,515
                                  ============ ===========   ==    ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (91.4%)
AUSTRALIA -- (5.8%)
    Amcor, Ltd.                              94,903 $ 1,010,346       0.5%
    AMP, Ltd.                               186,604     945,237       0.5%
    Ansell, Ltd.                              5,461     112,388       0.1%
    Aristocrat Leisure, Ltd.                 30,171     197,208       0.1%
    Brambles, Ltd.                          104,105     887,355       0.5%
    Caltex Australia, Ltd.                    1,787      49,839       0.0%
#   carsales.com, Ltd.                        7,310      54,608       0.0%
    CIMIC Group, Ltd.                         1,269      21,014       0.0%
    Coca-Cola Amatil, Ltd.                   39,383     318,835       0.2%
    Cochlear, Ltd.                            4,766     313,828       0.2%
    Commonwealth Bank of Australia           30,405   2,128,258       1.1%
    Computershare, Ltd.                      17,153     166,391       0.1%
    CSL, Ltd.                                18,625   1,335,101       0.7%
#   Flight Centre Travel Group, Ltd.          1,791      61,250       0.0%
    Insurance Australia Group, Ltd.         141,601     648,961       0.3%
    Macquarie Group, Ltd.                     4,979     305,076       0.2%
    Magellan Financial Group, Ltd.            5,750      90,243       0.0%
#   Navitas, Ltd.                             5,081      18,492       0.0%
    Platinum Asset Management, Ltd.          12,357      73,540       0.0%
*   Qantas Airways, Ltd.                     67,276     179,825       0.1%
    Ramsay Health Care, Ltd.                 11,937     588,449       0.3%
    REA Group, Ltd.                           2,985     111,028       0.1%
    Rio Tinto, Ltd.                           1,548      69,780       0.0%
    Seek, Ltd.                               10,470     133,918       0.1%
    Tabcorp Holdings, Ltd.                   76,576     294,180       0.2%
    Telstra Corp., Ltd.                     154,850     761,196       0.4%
    TPG Telecom, Ltd.                         7,916      55,537       0.0%
    Woolworths, Ltd.                         53,663   1,245,928       0.6%
                                                    -----------       ---
TOTAL AUSTRALIA                                      12,177,811       6.3%
                                                    -----------       ---
AUSTRIA -- (0.1%)
    Andritz AG                                2,842     166,390       0.1%
    Voestalpine AG                            1,918      80,303       0.0%
                                                    -----------       ---
TOTAL AUSTRIA                                           246,693       0.1%
                                                    -----------       ---
CANADA -- (8.5%)
    Alimentation Couche Tard, Inc. Class B   16,800     643,037       0.3%
#   ARC Resources, Ltd.                      19,900     407,237       0.2%
#   BCE, Inc.                                 8,601     379,185       0.2%
    Bombardier, Inc. Class B                 86,998     175,943       0.1%
    CAE, Inc.(2162760)                        2,400      29,779       0.0%
    CAE, Inc.(124765108)                      3,224      40,010       0.0%
    Canadian Imperial Bank of Commerce        5,742     460,968       0.2%
    Canadian National Railway Co.            18,887   1,218,589       0.6%
    Canadian Pacific Railway, Ltd.            3,796     723,442       0.4%
#   Canadian Tire Corp., Ltd. Class A           500      52,959       0.0%
*   Canfor Corp.                              6,300     124,851       0.1%
    CCL Industries, Inc. Class B              1,100     126,466       0.1%
*   CGI Group, Inc. Class A(2159740)         14,300     601,868       0.3%
*   CGI Group, Inc. Class A(39945C109)        5,229     219,984       0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
CANADA -- (Continued)
    CI Financial Corp.                       15,700 $   461,435       0.2%
    Cineplex, Inc.                              500      20,017       0.0%
    Cogeco Cable, Inc.                        1,700      97,378       0.1%
    Constellation Software, Inc.              1,245     488,094       0.3%
    Crescent Point Energy Corp.                 800      20,893       0.0%
    Dollarama, Inc.                           8,100     465,121       0.2%
    Finning International, Inc.               8,063     165,203       0.1%
    FirstService Corp.                        1,744     114,084       0.1%
    Gibson Energy, Inc.                       2,400      55,340       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A  2,800      54,491       0.0%
    Keyera Corp.                              6,600     232,327       0.1%
    Linamar Corp.                             4,353     258,546       0.1%
    MacDonald Dettwiler & Associates, Ltd.      700      55,571       0.0%
    Magna International, Inc.(2554475)       11,600     584,567       0.3%
    Magna International, Inc.(559222401)      1,335      67,324       0.0%
    Methanex Corp.(59151K108)                 7,188     432,789       0.2%
    Methanex Corp.(2654416)                     800      48,146       0.0%
#   Metro, Inc.                               9,000     260,191       0.1%
    Onex Corp.                                6,200     373,336       0.2%
    Open Text Corp.                           4,998     252,799       0.1%
#   Peyto Exploration & Development Corp.    11,587     336,806       0.2%
    Potash Corp. of Saskatchewan, Inc.       10,104     329,794       0.2%
    Progressive Waste Solutions, Ltd.         7,396     213,758       0.1%
    Quebecor, Inc. Class B                    5,700     156,756       0.1%
    Rogers Communications, Inc. Class B      11,088     395,952       0.2%
    Royal Bank of Canada                     26,337   1,748,742       0.9%
    Saputo, Inc.                             17,000     503,730       0.3%
    Shaw Communications, Inc. Class B        38,260     874,241       0.5%
    ShawCor, Ltd.                             3,092     104,690       0.1%
    SNC-Lavalin Group, Inc.                   5,567     200,716       0.1%
    Stantec, Inc.                             2,971      80,253       0.0%
    TELUS Corp.                               7,311     252,870       0.1%
    Thomson Reuters Corp.                     6,682     274,363       0.2%
    TransForce, Inc.                          4,800     108,413       0.1%
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)                         1,196     259,448       0.1%
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)                           8,700   1,886,598       1.0%
#   Vermilion Energy, Inc.                    9,763     469,983       0.3%
    West Fraser Timber Co., Ltd.              2,200     113,200       0.1%
                                                    -----------       ---
TOTAL CANADA                                         18,022,283       9.3%
                                                    -----------       ---
DENMARK -- (1.3%)
    Novo Nordisk A.S. Class B                49,381   2,772,282       1.4%
                                                    -----------       ---
FINLAND -- (0.6%)
    Elisa Oyj                                 5,856     179,400       0.1%
    Kone Oyj Class B                         12,772     549,472       0.3%
    Metso Oyj                                 4,643     131,984       0.1%
#   Nokia Oyj                                25,846     174,394       0.1%
    Orion Oyj Class A                           609      19,656       0.0%
    Orion Oyj Class B                         2,720      88,941       0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
FINLAND -- (Continued)
    Wartsila Oyj Abp                          4,091 $   187,695       0.1%
                                                    -----------       ---
TOTAL FINLAND                                         1,331,542       0.7%
                                                    -----------       ---
FRANCE -- (8.3%)
#   Accor SA                                  7,255     397,827       0.2%
    Aeroports de Paris                        1,034     127,463       0.1%
    Air Liquide SA                            6,869     898,330       0.5%
    Airbus Group NV                          16,145   1,118,882       0.6%
*   Alcatel-Lucent                          139,496     484,331       0.2%
    Arkema SA                                 3,493     281,093       0.1%
    Atos SE                                   3,610     282,162       0.1%
    Bureau Veritas SA                        13,580     319,776       0.2%
    Cap Gemini SA                             1,300     115,824       0.1%
    Carrefour SA                             54,779   1,888,719       1.0%
    Christian Dior SE                         1,912     373,798       0.2%
    Cie Generale des Etablissements
      Michelin                                6,307     703,330       0.4%
    Danone SA                                10,163     735,416       0.4%
    Dassault Systemes                         1,881     144,943       0.1%
    Eiffage SA                                1,082      65,983       0.0%
    Essilor International SA                 11,243   1,369,735       0.7%
    Eutelsat Communications SA               10,968     382,393       0.2%
    Faurecia                                  4,275     202,647       0.1%
#   Hermes International                        733     276,435       0.1%
    Iliad SA                                  1,613     380,251       0.2%
#   Imerys SA                                 1,921     146,213       0.1%
#   Ingenico                                  1,876     235,387       0.1%
    JCDecaux SA                               4,013     158,530       0.1%
#   L'Oreal SA                                  462      88,168       0.0%
    Legrand SA                                9,340     540,064       0.3%
    LVMH Moet Hennessy Louis Vuitton SE       7,346   1,284,568       0.7%
    Plastic Omnium SA                         1,842      51,293       0.0%
    Publicis Groupe SA                        6,258     524,862       0.3%
    Safran SA                                 6,536     477,568       0.2%
    SEB SA                                      146      13,520       0.0%
    SES SA                                   18,912     662,794       0.3%
    Societe BIC SA                              908     155,115       0.1%
    Sodexo SA                                 3,407     344,755       0.2%
#   Technip SA                                1,864     127,074       0.1%
    Thales SA                                 7,486     455,716       0.2%
    Valeo SA                                  4,634     742,921       0.4%
#   Vinci SA                                 11,201     687,010       0.3%
    Zodiac Aerospace                          6,569     241,235       0.1%
                                                    -----------       ---
TOTAL FRANCE                                         17,486,131       9.0%
                                                    -----------       ---
GERMANY -- (8.1%)
#   BASF SE                                  28,943   2,875,430       1.5%
    Bayer AG                                 29,547   4,252,776       2.2%
    Brenntag AG                               2,192     131,521       0.1%
#   Continental AG                            3,801     890,782       0.5%
    Deutsche Boerse AG                        7,130     590,819       0.3%
    Deutsche Post AG                         34,890   1,148,866       0.6%
    Deutsche Telekom AG                     147,078   2,703,389       1.4%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
GERMANY -- (Continued)
    Fielmann AG                               1,071 $    72,749       0.0%
    Fresenius SE & Co. KGaA                  12,726     757,107       0.4%
#   Fuchs Petrolub SE                         1,057      39,437       0.0%
    Hugo Boss AG                              3,385     416,526       0.2%
#   MAN SE                                      137      14,863       0.0%
    MTU Aero Engines AG                       2,036     200,152       0.1%
    RTL Group SA                              1,261     118,220       0.1%
    RWE AG                                   28,425     706,345       0.4%
    SAP SE                                    4,841     365,810       0.2%
    Symrise AG                                2,728     165,408       0.1%
    ThyssenKrupp AG                          37,239     989,419       0.5%
    United Internet AG                       10,255     458,491       0.2%
    Wacker Chemie AG                            617      76,525       0.0%
                                                    -----------       ---
TOTAL GERMANY                                        16,974,635       8.8%
                                                    -----------       ---
HONG KONG -- (2.9%)
    AIA Group, Ltd.                          93,600     622,484       0.3%
    ASM Pacific Technology, Ltd.             13,000     145,264       0.1%
#   Chow Tai Fook Jewellery Group, Ltd.      84,800     103,285       0.1%
    Galaxy Entertainment Group, Ltd.        102,000     490,199       0.2%
    Hang Seng Bank, Ltd.                     25,900     504,913       0.2%
    Hong Kong & China Gas Co., Ltd.          36,000      85,752       0.0%
    Hong Kong Exchanges and Clearing, Ltd.   32,007   1,220,114       0.6%
    L'Occitane International SA              40,750     120,466       0.1%
    Li & Fung, Ltd.                         166,000     169,066       0.1%
    Melco Crown Entertainment, Ltd.           1,800      12,382       0.0%
#   Melco Crown Entertainment, Ltd. ADR       5,836     119,171       0.1%
    MGM China Holdings, Ltd.                 87,600     164,684       0.1%
    PCCW, Ltd.                              359,976     240,585       0.1%
    Prada SpA                                25,700     139,033       0.1%
    Samsonite International SA              103,800     378,576       0.2%
    Sands China, Ltd.                        95,200     386,850       0.2%
#   SJM Holdings, Ltd.                      251,000     317,909       0.2%
    Techtronic Industries Co., Ltd.          93,000     327,325       0.2%
    Television Broadcasts, Ltd.               3,500      22,869       0.0%
#   VTech Holdings, Ltd.                     15,300     212,567       0.1%
#   Wynn Macau, Ltd.                        133,200     269,276       0.1%
#   Xinyi Solar Holdings, Ltd.               22,000       7,692       0.0%
                                                    -----------       ---
TOTAL HONG KONG                                       6,060,462       3.1%
                                                    -----------       ---
IRELAND -- (0.3%)
    Kerry Group P.L.C. Class A                2,228     163,874       0.1%
    Smurfit Kappa Group P.L.C.               14,839     454,318       0.2%
                                                    -----------       ---
TOTAL IRELAND                                           618,192       0.3%
                                                    -----------       ---
ISRAEL -- (0.6%)
    Bezeq The Israeli Telecommunication
      Corp., Ltd.                           263,904     499,845       0.3%
    Delek Group, Ltd.                           101      28,177       0.0%
    Elbit Systems, Ltd.                       1,018      80,557       0.1%
    Frutarom Industries, Ltd.                 1,253      53,284       0.0%
    Israel Chemicals, Ltd.                    8,982      62,845       0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ISRAEL -- (Continued)
    Osem Investments, Ltd.                     1,616 $   34,505       0.0%
*   Strauss Group, Ltd.                        1,954     34,798       0.0%
    Teva Pharmaceutical Industries, Ltd.       6,807    413,623       0.2%
                                                     ----------       ---
TOTAL ISRAEL                                          1,207,634       0.6%
                                                     ----------       ---
ITALY -- (2.2%)
    Assicurazioni Generali SpA                20,834    407,079       0.2%
    Atlantia SpA                              29,690    835,030       0.4%
    CNH Industrial NV                         58,264    511,918       0.3%
    Enel Green Power SpA                      68,777    133,554       0.1%
    Eni SpA                                   44,258    849,127       0.4%
    Eni SpA Sponsored ADR                      3,010    115,674       0.1%
*   Finmeccanica SpA                           2,485     31,706       0.0%
    Luxottica Group SpA                        4,550    299,649       0.1%
*   Mediaset SpA                              46,113    237,003       0.1%
    Mediolanum SpA                            13,251    111,225       0.1%
    Parmalat SpA                               7,100     19,663       0.0%
    Pirelli & C. SpA                          15,655    270,861       0.1%
    Prysmian SpA                               5,038    102,740       0.1%
#*  Saipem SpA                                12,997    172,317       0.1%
    Salvatore Ferragamo SpA                    3,142     97,705       0.1%
#*  Telecom Italia SpA                       357,025    421,385       0.2%
    Tod's SpA                                     17      1,560       0.0%
                                                     ----------       ---
TOTAL ITALY                                           4,618,196       2.4%
                                                     ----------       ---
JAPAN -- (18.8%)
    ABC-Mart, Inc.                               900     51,209       0.0%
    Air Water, Inc.                           10,000    177,604       0.1%
    Alps Electric Co., Ltd.                   12,600    312,989       0.2%
    Asahi Group Holdings, Ltd.                11,700    376,237       0.2%
    Asics Corp.                                6,600    169,358       0.1%
    Bandai Namco Holdings, Inc.               11,400    234,194       0.1%
    Benesse Holdings, Inc.                     4,400    137,899       0.1%
#   Bic Camera, Inc.                           2,900     28,920       0.0%
    Bridgestone Corp.                         23,200    971,701       0.5%
    Brother Industries, Ltd.                  16,400    260,931       0.1%
    Calbee, Inc.                               3,400    138,430       0.1%
    Canon, Inc.                               24,600    877,106       0.5%
#   Casio Computer Co., Ltd.                   5,000    101,092       0.1%
#   COLOPL, Inc.                               3,900     79,862       0.0%
    Cosmos Pharmaceutical Corp.                  800    107,707       0.1%
    CyberAgent, Inc.                             900     43,309       0.0%
    Daicel Corp.                              10,200    122,972       0.1%
#   Daihatsu Motor Co., Ltd.                   3,000     43,456       0.0%
    Daiichikosho Co., Ltd.                       500     16,126       0.0%
    Daikin Industries, Ltd.                    5,600    377,267       0.2%
    Daito Trust Construction Co., Ltd.         5,300    617,188       0.3%
    Daiwa House Industry Co., Ltd.             4,000     89,300       0.0%
#   Dena Co., Ltd.                             6,400    127,847       0.1%
    DIC Corp.                                 21,000     63,535       0.0%
    Disco Corp.                                  700     63,747       0.0%
    Don Quijote Holdings Co., Ltd.             1,000     76,294       0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Dowa Holdings Co., Ltd.                   16,000 $  143,585       0.1%
    Ebara Corp.                               11,000     48,901       0.0%
#   FamilyMart Co., Ltd.                       4,700    202,396       0.1%
    FANUC Corp.                                1,800    395,933       0.2%
    Fast Retailing Co., Ltd.                   1,200    472,656       0.2%
    Fuji Electric Co., Ltd.                   28,000    132,045       0.1%
    Fuji Heavy Industries, Ltd.               17,500    585,200       0.3%
    Fujitsu, Ltd.                             69,000    457,357       0.2%
    GS Yuasa Corp.                            13,000     61,117       0.0%
#   GungHo Online Entertainment, Inc.         25,000    102,629       0.1%
    Haseko Corp.                              12,700    125,403       0.1%
    Heiwa Corp.                                2,100     43,784       0.0%
    Hikari Tsushin, Inc.                         800     53,394       0.0%
    Hino Motors, Ltd.                         18,800    245,261       0.1%
    HIS Co., Ltd.                              1,000     33,333       0.0%
    Hitachi High-Technologies Corp.            2,100     60,857       0.0%
    Hitachi Metals, Ltd.                      14,000    218,949       0.1%
    Hitachi, Ltd.                            123,000    839,217       0.4%
    Hoshizaki Electric Co., Ltd.                 900     52,949       0.0%
    Hoya Corp.                                14,200    547,280       0.3%
    IHI Corp.                                113,000    518,063       0.3%
    Isuzu Motors, Ltd.                        35,500    470,510       0.2%
#   Ito En, Ltd.                               4,000     83,114       0.0%
    Izumi Co., Ltd.                            2,900    114,858       0.1%
    Japan Aviation Electronics Industry,
      Ltd.                                     5,000    120,109       0.1%
    Japan Exchange Group, Inc.                11,000    317,814       0.2%
    Japan Tobacco, Inc.                       29,100  1,016,197       0.5%
    JGC Corp.                                  4,000     83,243       0.0%
    JTEKT Corp.                               13,800    235,037       0.1%
#   Kakaku.com, Inc.                          11,500    178,342       0.1%
    Kaken Pharmaceutical Co., Ltd.             3,000    107,207       0.1%
    Kao Corp.                                 16,500    790,168       0.4%
    Kawasaki Heavy Industries, Ltd.           71,000    365,924       0.2%
    KDDI Corp.                                63,300  1,497,826       0.8%
    Keihan Electric Railway Co., Ltd.         19,000    110,197       0.1%
    Kewpie Corp.                               3,400     82,955       0.0%
    Koito Manufacturing Co., Ltd.              9,200    321,929       0.2%
    Komatsu, Ltd.                             15,800    317,882       0.2%
    Kubota Corp.                              20,000    313,020       0.2%
    Lawson, Inc.                               4,700    337,977       0.2%
    M3, Inc.                                  14,600    275,874       0.1%
    Mazda Motor Corp.                         20,000    392,040       0.2%
    MEIJI Holdings Co., Ltd.                   1,300    149,345       0.1%
    Minebea Co., Ltd.                         23,000    352,662       0.2%
    Miraca Holdings, Inc.                      4,000    201,238       0.1%
    MISUMI Group, Inc.                         1,900     71,303       0.0%
    Mitsubishi Electric Corp.                 54,000    705,224       0.4%
    Mitsubishi Heavy Industries, Ltd.         22,000    121,896       0.1%
    Mitsubishi Motors Corp.                   42,900    394,730       0.2%
    MonotaRO Co., Ltd.                         2,000     68,816       0.0%
    Murata Manufacturing Co., Ltd.             3,000    422,742       0.2%
    Nabtesco Corp.                             1,700     46,757       0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Nachi-Fujikoshi Corp.                      4,000 $   23,389       0.0%
    NEC Corp.                                131,000    435,839       0.2%
    NGK Insulators, Ltd.                       3,000     67,391       0.0%
    NGK Spark Plug Co., Ltd.                   3,300     92,411       0.1%
    Nidec Corp.                                2,200    164,570       0.1%
    Nifco, Inc.                                2,400     84,999       0.0%
    Nihon Kohden Corp.                         1,600     42,042       0.0%
    Nissan Chemical Industries, Ltd.           2,700     53,508       0.0%
    Nissan Shatai Co., Ltd.                    2,000     25,745       0.0%
    Nitori Holdings Co., Ltd.                  2,700    207,654       0.1%
    Nitto Denko Corp.                          8,100    519,093       0.3%
    Nomura Research Institute, Ltd.            1,900     74,979       0.0%
    NSK, Ltd.                                 31,000    484,152       0.3%
    NTT Data Corp.                             3,500    156,603       0.1%
    NTT DOCOMO, Inc.                          20,100    356,021       0.2%
    Oki Electric Industry Co., Ltd.           51,000    104,479       0.1%
*   Olympus Corp.                              5,100    183,651       0.1%
    Omron Corp.                                5,100    234,182       0.1%
    Oracle Corp. Japan                         2,700    123,259       0.1%
    Oriental Land Co., Ltd.                    4,000    270,802       0.1%
    Otsuka Corp.                               1,500     69,088       0.0%
    Panasonic Corp.                           80,000  1,145,910       0.6%
    Park24 Co., Ltd.                           7,400    147,796       0.1%
    Pigeon Corp.                               7,500    198,618       0.1%
    Rakuten, Inc.                             24,700    431,520       0.2%
    Resorttrust, Inc.                          3,200     83,597       0.0%
    Ryohin Keikaku Co., Ltd.                   1,100    175,428       0.1%
#   Sanrio Co., Ltd.                           3,900    104,467       0.1%
    Sanwa Holdings Corp.                      14,700    110,946       0.1%
    Sawai Pharmaceutical Co., Ltd.               800     45,540       0.0%
    SCSK Corp.                                 1,100     32,121       0.0%
    Secom Co., Ltd.                            3,600    255,137       0.1%
    Seiko Epson Corp.                         25,400    443,849       0.2%
    Sekisui Chemical Co., Ltd.                 4,000     53,336       0.0%
    Seven & I Holdings Co., Ltd.              20,900    898,372       0.5%
    Seven Bank, Ltd.                          26,000    140,085       0.1%
#*  Sharp Corp.                              152,000    327,539       0.2%
    Shimano, Inc.                                800    114,601       0.1%
    Shiseido Co., Ltd.                         5,700    102,674       0.1%
    Showa Shell Sekiyu K.K.                    1,400     13,505       0.0%
    Softbank Corp.                            28,800  1,800,297       0.9%
    Stanley Electric Co., Ltd.                 5,500    123,407       0.1%
    Start Today Co., Ltd.                      2,900     71,043       0.0%
    Sugi Holdings Co., Ltd.                      600     29,234       0.0%
#   Sumco Corp.                                4,500     67,897       0.0%
    Sumitomo Realty & Development Co., Ltd.    4,000    154,383       0.1%
    Sumitomo Rubber Industries, Ltd.           1,500     27,812       0.0%
    Sundrug Co., Ltd.                            900     45,164       0.0%
    Suntory Beverage & Food, Ltd.              8,900    378,519       0.2%
    Suruga Bank, Ltd.                          6,600    145,486       0.1%
    Suzuki Motor Corp.                         1,200     38,787       0.0%
    Sysmex Corp.                              10,200    564,384       0.3%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
JAPAN -- (Continued)
    Taiheiyo Cement Corp.                   111,000 $   349,789       0.2%
#   Taiyo Nippon Sanso Corp.                  7,000      90,849       0.1%
    Terumo Corp.                             10,300     264,554       0.1%
    Topcon Corp.                              3,300      85,822       0.0%
    Toray Industries, Inc.                   26,000     226,009       0.1%
    Toshiba Corp.                           151,000     604,990       0.3%
    TOTO, Ltd.                               18,000     254,650       0.1%
    Toyo Tire & Rubber Co., Ltd.              8,200     157,072       0.1%
    Toyota Motor Corp. Sponsored ADR         21,626   3,006,447       1.6%
    Trend Micro, Inc.                         3,800     128,560       0.1%
    Tsuruha Holdings, Inc.                    1,600     116,046       0.1%
    Unicharm Corp.                            8,200     206,395       0.1%
    United Arrows, Ltd.                         400      12,309       0.0%
    USS Co., Ltd.                             9,300     163,753       0.1%
    Wacom Co., Ltd.                           2,700      13,999       0.0%
#   Yahoo Japan Corp.                        34,200     139,715       0.1%
    Yamaha Motor Co., Ltd.                   17,900     421,226       0.2%
    Yamato Holdings Co., Ltd.                 6,800     152,190       0.1%
    Yamazaki Baking Co., Ltd.                 2,000      35,401       0.0%
    Yaskawa Electric Corp.                    8,100     111,290       0.1%
    Yokohama Rubber Co., Ltd. (The)           2,000      21,521       0.0%
    Zeon Corp.                                3,000      26,928       0.0%
                                                    -----------      ----
TOTAL JAPAN                                          39,708,351      20.5%
                                                    -----------      ----
NETHERLANDS -- (2.3%)
    ASML Holding NV                             712      76,620       0.1%
    Boskalis Westminster NV                     141       7,326       0.0%
    Heineken NV                               5,005     394,284       0.2%
    Koninklijke Ahold NV                     31,637     612,941       0.3%
    Koninklijke KPN NV                       33,578     124,499       0.1%
    Koninklijke Vopak NV                      3,067     160,980       0.1%
#   Reed Elsevier NV                         46,056   1,110,752       0.6%
    Unilever NV(B12T3J1)                     10,614     462,989       0.2%
#   Unilever NV(904784709)                   32,903   1,430,623       0.7%
#   Wolters Kluwer NV                        11,695     378,889       0.2%
                                                    -----------      ----
TOTAL NETHERLANDS                                     4,759,903       2.5%
                                                    -----------      ----
NORWAY -- (0.7%)
#*  DNO ASA                                  46,299      87,287       0.1%
#   Gjensidige Forsikring ASA                 7,461     129,796       0.1%
#   Kongsberg Gruppen ASA                     1,492      32,060       0.0%
    Leroy Seafood Group ASA                   1,434      47,575       0.0%
    Marine Harvest ASA                       21,675     264,189       0.1%
    Salmar ASA                                2,108      34,224       0.0%
    Schibsted ASA                             1,586      98,679       0.1%
    Telenor ASA                              24,849     561,219       0.3%
#   TGS Nopec Geophysical Co. ASA             6,708     170,712       0.1%
    Yara International ASA                      800      40,990       0.0%
                                                    -----------      ----
TOTAL NORWAY                                          1,466,731       0.8%
                                                    -----------      ----

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SINGAPORE -- (1.2%)
    First Resources, Ltd.                     45,000 $   60,351       0.0%
    Great Eastern Holdings, Ltd.               2,700     51,393       0.0%
    Jardine Cycle & Carriage, Ltd.             4,000    121,885       0.1%
    Keppel Corp., Ltd.                        23,000    151,069       0.1%
    M1, Ltd.                                  23,000     61,793       0.0%
    Oversea-Chinese Banking Corp., Ltd.       20,100    161,863       0.1%
#   Petra Foods, Ltd.                         18,000     52,649       0.0%
    SATS, Ltd.                                11,800     28,430       0.0%
#   SembCorp Industries, Ltd.                 87,000    296,487       0.1%
#   SembCorp Marine, Ltd.                     67,000    149,858       0.1%
    Sinarmas Land, Ltd.                       52,400     27,859       0.0%
    Singapore Exchange, Ltd.                  49,000    314,964       0.2%
    Singapore Post, Ltd.                      92,000    132,648       0.1%
    Singapore Technologies Engineering, Ltd. 103,900    283,644       0.1%
    Singapore Telecommunications, Ltd.       147,900    494,222       0.3%
    StarHub, Ltd.                             37,000    118,150       0.1%
                                                     ----------       ---
TOTAL SINGAPORE                                       2,507,265       1.3%
                                                     ----------       ---
SPAIN -- (3.2%)
    Abertis Infraestructuras SA               40,603    748,201       0.4%
    ACS Actividades de Construccion y
      Servicios SA                             9,146    322,259       0.2%
    Amadeus IT Holding SA Class A             24,129  1,099,846       0.6%
    Banco Santander SA                       107,459    812,451       0.4%
    Bankinter SA                              12,948     97,923       0.1%
    Distribuidora Internacional de
      Alimentacion SA                         31,178    249,701       0.1%
    Enagas SA                                  4,397    135,418       0.1%
    Inditex SA                                13,682    439,042       0.2%
*   Mediaset Espana Comunicacion SA            3,012     40,827       0.0%
    Red Electrica Corp. SA                     5,183    434,982       0.2%
    Telefonica SA                            149,364  2,273,384       1.2%
    Zardoya Otis SA                            5,919     76,310       0.0%
                                                     ----------       ---
TOTAL SPAIN                                           6,730,344       3.5%
                                                     ----------       ---
SWEDEN -- (2.5%)
#   Alfa Laval AB                             11,034    205,960       0.1%
#   Atlas Copco AB Class A                    13,678    426,931       0.2%
#   Atlas Copco AB Class B                     7,378    205,437       0.1%
    Axfood AB                                  4,412     69,699       0.0%
    Electrolux AB Series B                    20,630    617,716       0.3%
#   Elekta AB Class B                          4,119     38,542       0.0%
    Getinge AB Class B                         6,441    156,548       0.1%
#   Hennes & Mauritz AB Class B               28,216  1,121,776       0.6%
#   Hexpol AB                                    550     58,939       0.0%
*   Lundin Petroleum AB                       11,032    178,573       0.1%
    NCC AB Class B                             5,786    189,746       0.1%
    Sandvik AB                                64,000    808,901       0.4%
    Securitas AB Class B                      18,796    281,086       0.2%
    Skanska AB Class B                         4,954    110,242       0.1%
    SKF AB Class A                               994     24,436       0.0%
    SKF AB Class B                            14,033    342,757       0.2%
    Swedish Match AB                           6,178    190,184       0.1%
    Volvo AB Class A                           1,033     14,277       0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SWEDEN -- (Continued)
    Volvo AB Class B                         12,287 $   169,747       0.1%
                                                    -----------       ---
TOTAL SWEDEN                                          5,211,497       2.7%
                                                    -----------       ---
SWITZERLAND -- (6.8%)
    Actelion, Ltd.                            7,234     951,855       0.5%
    DKSH Holding AG                             300      23,609       0.0%
    EMS-Chemie Holding AG                       240     100,726       0.1%
    Geberit AG                                2,657     941,038       0.4%
    Givaudan SA                                 607   1,135,803       0.6%
    Kuehne + Nagel International AG           3,797     569,491       0.3%
    Nestle SA                                 1,987     154,160       0.1%
    Partners Group Holding AG                 1,463     458,557       0.2%
    Roche Holding AG(7108918)                   863     241,590       0.1%
    Roche Holding AG(7110388)                26,333   7,535,322       3.9%
    Schindler Holding AG                        866     144,264       0.1%
    SGS SA                                      386     747,912       0.4%
    Sika AG                                     108     370,693       0.2%
    Sonova Holding AG                           196      27,078       0.0%
    Swisscom AG                               1,641     975,584       0.5%
                                                    -----------       ---
TOTAL SWITZERLAND                                    14,377,682       7.4%
                                                    -----------       ---
UNITED KINGDOM -- (17.2%)
    Admiral Group P.L.C.                      7,295     173,954       0.1%
    Aggreko P.L.C.                           15,231     384,205       0.2%
    Ashtead Group P.L.C.                     32,579     558,651       0.3%
    AstraZeneca P.L.C. Sponsored ADR         38,086   2,608,129       1.3%
    BAE Systems P.L.C.                      292,547   2,266,421       1.2%
    BHP Billiton P.L.C.                       3,093      74,345       0.0%
    British American Tobacco P.L.C.           6,257     343,782       0.2%
#   British American Tobacco P.L.C.
      Sponsored ADR                          25,806   2,841,499       1.5%
    Bunzl P.L.C.                              7,606     213,860       0.1%
    Burberry Group P.L.C.                    13,850     369,227       0.2%
    Capita P.L.C.                            34,346     601,164       0.3%
#   Centrica P.L.C.                         335,797   1,311,115       0.7%
    Compass Group P.L.C.                     40,971     724,265       0.4%
    Croda International P.L.C.                9,697     420,818       0.2%
    Daily Mail & General Trust P.L.C.         1,645      22,613       0.0%
    Diageo P.L.C.                             1,032      28,651       0.0%
    Diageo P.L.C. Sponsored ADR               6,522     724,072       0.4%
    easyJet P.L.C.                            5,978     165,296       0.1%
    Experian P.L.C.                          45,906     819,894       0.4%
    G4S P.L.C.                              100,158     449,260       0.2%
    GKN P.L.C.                              138,399     742,315       0.4%
#   GlaxoSmithKline P.L.C. Sponsored ADR     77,512   3,577,179       1.9%
    Hargreaves Lansdown P.L.C.               16,699     313,687       0.2%
    Hikma Pharmaceuticals P.L.C.              2,711      84,779       0.0%
    IMI P.L.C.                               11,249     215,553       0.1%
    Imperial Tobacco Group P.L.C.            30,534   1,490,990       0.8%
    Informa P.L.C.                            6,075      51,738       0.0%
    Inmarsat P.L.C.                          26,026     400,763       0.2%
*   International Consolidated Airlines
      Group SA                               68,366     567,004       0.3%
    Intertek Group P.L.C.                     5,169     206,582       0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    ITV P.L.C.                             260,004 $  1,009,469       0.5%
    Johnson Matthey P.L.C.                   7,863      402,026       0.2%
*   Liberty Global P.L.C. Class A              866       45,142       0.0%
*   Liberty Global P.L.C. Series C           2,136      107,762       0.1%
    London Stock Exchange Group P.L.C.       8,204      319,326       0.2%
    Marks & Spencer Group P.L.C.            84,223      713,242       0.4%
    Merlin Entertainments P.L.C.             3,017       20,158       0.0%
    Mondi P.L.C.                            13,361      270,536       0.1%
    Next P.L.C.                             10,395    1,168,714       0.6%
    Reckitt Benckiser Group P.L.C.          12,373    1,101,251       0.6%
    Reed Elsevier P.L.C.                    77,049    1,275,186       0.7%
    Reed Elsevier P.L.C. Sponsored ADR         757       50,045       0.0%
    Rexam P.L.C.                            21,492      190,758       0.1%
    Rio Tinto P.L.C.                         8,920      399,179       0.2%
#   Rio Tinto P.L.C. Sponsored ADR           9,713      435,045       0.2%
    Rolls-Royce Holdings P.L.C.(B63H849)    34,288      546,650       0.3%
*   Rolls-Royce Holdings P.L.C.(BVYJ8N8) 4,834,608        7,421       0.0%
    Sage Group P.L.C. (The)                 38,892      289,170       0.2%
    Shire P.L.C.                             3,000      243,791       0.1%
    Sky P.L.C.                              71,827    1,184,279       0.6%
    Smith & Nephew P.L.C.                    6,672      113,554       0.1%
    Smiths Group P.L.C.                     18,124      317,286       0.2%
*   Sports Direct International P.L.C.       9,977       94,307       0.0%
    SSE P.L.C.                              39,227      929,433       0.5%
    St James's Place P.L.C.                 20,245      276,156       0.1%
    TUI AG                                   8,479      158,105       0.1%
    Unilever P.L.C.                            712       31,210       0.0%
    Unilever P.L.C. Sponsored ADR           26,890    1,178,320       0.6%
    Weir Group P.L.C. (The)                  2,608       74,981       0.0%
    Whitbread P.L.C.                         2,167      174,009       0.1%
    Wolseley P.L.C.                          7,354      434,948       0.2%
                                                   ------------      ----
TOTAL UNITED KINGDOM                                 36,313,270      18.8%
                                                   ------------      ----
TOTAL COMMON STOCKS                                 192,590,904      99.5%
                                                   ------------      ----
PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
    Fuchs Petrolub SE                        3,032      127,718       0.1%
                                                   ------------      ----
RIGHTS/WARRANTS -- (0.0%)

CANADA -- (0.0%)
*   Constellation Software, Inc. Rights
      09/15/15                               1,245          372       0.0%
                                                   ------------      ----
SPAIN -- (0.0%)
*   Banco Santander SA Rights 04/28/15     107,459       17,721       0.0%
                                                   ------------      ----
TOTAL RIGHTS/WARRANTS                                    18,093       0.0%
                                                   ------------      ----

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund     1,551,986 $ 17,956,474        9.3%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $200,197,774)                              $210,693,189      108.9%
                                                   ============      =====

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia                      $    54,608 $ 12,123,203   --    $ 12,177,811
   Austria                                 --      246,693   --         246,693
   Canada                          18,022,283           --   --      18,022,283
   Denmark                                 --    2,772,282   --       2,772,282
   Finland                                 --    1,331,542   --       1,331,542
   France                                  --   17,486,131   --      17,486,131
   Germany                                 --   16,974,635   --      16,974,635
   Hong Kong                          119,171    5,941,291   --       6,060,462
   Ireland                                 --      618,192   --         618,192
   Israel                                  --    1,207,634   --       1,207,634
   Italy                              115,674    4,502,522   --       4,618,196
   Japan                            3,006,447   36,701,904   --      39,708,351
   Netherlands                      1,430,623    3,329,280   --       4,759,903
   Norway                                  --    1,466,731   --       1,466,731
   Singapore                               --    2,507,265   --       2,507,265
   Spain                                   --    6,730,344   --       6,730,344
   Sweden                                  --    5,211,497   --       5,211,497
   Switzerland                             --   14,377,682   --      14,377,682
   United Kingdom                  11,567,193   24,746,077   --      36,313,270
Preferred Stocks
   Germany                                 --      127,718   --         127,718
Rights/Warrants
   Canada                                  --          372   --             372
   Spain                                   --       17,721   --          17,721
Securities Lending Collateral              --   17,956,474   --      17,956,474
                                  ----------- ------------   --    ------------
TOTAL                             $34,315,999 $176,377,190   --    $210,693,189
                                  =========== ============   ==    ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
COMMON STOCKS -- (87.5%)

AUSTRALIA -- (5.5%)
#   Acrux, Ltd.                                 30,615 $ 21,510       0.0%
    Adelaide Brighton, Ltd.                     60,109  214,136       0.3%
    Ainsworth Game Technology, Ltd.              6,491   14,314       0.0%
    Altium, Ltd.                                11,269   46,264       0.1%
#   Amcom Telecommunications, Ltd.              14,775   26,776       0.0%
    Ansell, Ltd.                                 1,614   33,216       0.0%
*   APN News & Media, Ltd.                      76,829   57,096       0.1%
#   ARB Corp., Ltd.                              9,406   93,280       0.1%
    Aristocrat Leisure, Ltd.                    17,375  113,569       0.1%
    Automotive Holdings Group, Ltd.             19,987   67,239       0.1%
    Blackmores, Ltd.                             1,342   67,567       0.1%
#   Breville Group, Ltd.                        10,779   65,248       0.1%
    BT Investment Management, Ltd.               7,248   54,562       0.1%
#   Cabcharge Australia, Ltd.                   12,275   43,733       0.1%
#   carsales.com, Ltd.                          24,967  186,512       0.2%
    Cedar Woods Properties, Ltd.                 4,365   18,462       0.0%
    Corporate Travel Management, Ltd.            4,847   40,865       0.0%
    Dick Smith Holdings, Ltd.                   13,091   21,580       0.0%
    Domino's Pizza Enterprises, Ltd.             8,362  240,664       0.3%
    DuluxGroup, Ltd.                            45,270  225,791       0.3%
    GUD Holdings, Ltd.                          10,529   65,793       0.1%
    GWA Group, Ltd.                              7,399   14,555       0.0%
    Hansen Technologies, Ltd.                   13,885   24,329       0.0%
#   iiNET, Ltd.                                 17,716  138,567       0.2%
#   Iluka Resources, Ltd.                       29,054  185,142       0.2%
#   Infomedia, Ltd.                             45,242   44,511       0.1%
#   Invocare, Ltd.                              10,858  114,746       0.1%
#   IOOF Holdings, Ltd.                         31,074  246,537       0.3%
#   Iress, Ltd.                                 15,832  129,838       0.2%
#   JB Hi-Fi, Ltd.                              11,250  173,779       0.2%
#   M2 Group, Ltd.                              16,791  145,306       0.2%
#   Magellan Financial Group, Ltd.              12,138  190,499       0.2%
*   Mayne Pharma Group, Ltd.                    58,884   50,144       0.1%
    McMillan Shakespeare, Ltd.                   6,127   55,930       0.1%
#   Mineral Resources, Ltd.                     15,952   81,098       0.1%
#   Monadelphous Group, Ltd.                     8,935   69,634       0.1%
    Mortgage Choice, Ltd.                        3,804    8,277       0.0%
    Navitas, Ltd.                               23,241   84,584       0.1%
*   Nearmap, Ltd.                               56,987   25,052       0.0%
    NIB Holdings, Ltd.                          47,994  138,377       0.2%
    Northern Star Resources, Ltd.               64,004  113,825       0.1%
    OzForex Group, Ltd.                         23,002   41,082       0.0%
    Perpetual, Ltd.                              5,726  243,849       0.3%
    Prime Media Group, Ltd.                      1,965    1,328       0.0%
    RCG Corp., Ltd.                             21,661   17,295       0.0%
#   Reckon, Ltd.                                   656    1,053       0.0%
#   Reject Shop, Ltd. (The)                      1,182    6,067       0.0%
    SAI Global, Ltd.                            18,141   56,436       0.1%
    Sandfire Resources NL                        7,522   29,103       0.0%
    Select Harvests, Ltd.                        5,476   38,816       0.0%
    Servcorp, Ltd.                               7,271   36,539       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
AUSTRALIA -- (Continued)
    Sirtex Medical, Ltd.                       7,571 $  126,515       0.1%
#   Slater & Gordon, Ltd.                     35,293    176,728       0.2%
#   Super Retail Group, Ltd.                  16,174    125,905       0.1%
    Tabcorp Holdings, Ltd.                    88,340    339,373       0.4%
    Technology One, Ltd.                      25,887     79,482       0.1%
    Tox Free Solutions, Ltd.                   8,865     21,169       0.0%
    Veda Group, Ltd.                          52,242     94,276       0.1%
#   Virtus Health, Ltd.                        7,153     43,110       0.1%
    Webjet, Ltd.                               9,731     28,374       0.0%
    Western Areas, Ltd.                       30,272     87,870       0.1%
                                                     ----------       ---
TOTAL AUSTRALIA                                       5,347,277       6.2%
                                                     ----------       ---
AUSTRIA -- (0.8%)
    DO & CO AG                                   641     47,408       0.1%
    Mayr Melnhof Karton AG                     1,164    135,032       0.1%
#   Oesterreichische Post AG                   4,541    220,964       0.3%
    Porr AG                                      636     37,775       0.0%
    RHI AG                                     2,863     82,058       0.1%
    Rosenbauer International AG                  604     57,587       0.1%
#   Semperit AG Holding                        1,270     58,075       0.1%
    Zumtobel Group AG                          4,377    119,726       0.1%
                                                     ----------       ---
TOTAL AUSTRIA                                           758,625       0.9%
                                                     ----------       ---
BELGIUM -- (1.0%)
    Cie d'Entreprises CFE                      1,026    111,012       0.1%
    Econocom Group SA                          6,567     57,432       0.1%
    EVS Broadcast Equipment SA                 1,947     76,141       0.1%
#   Fagron                                     3,527    155,893       0.2%
    Kinepolis Group NV                         2,310     89,545       0.1%
    Melexis NV                                 2,734    168,784       0.2%
*   Mobistar SA                                4,333     82,407       0.1%
    Resilux                                       99     17,519       0.0%
#*  Tessenderlo Chemie NV                      4,576    150,615       0.1%
#   Van de Velde NV                            1,055     63,025       0.1%
                                                     ----------       ---
TOTAL BELGIUM                                           972,373       1.1%
                                                     ----------       ---
CANADA -- (7.0%)
#   AG Growth International, Inc.              1,230     53,309       0.1%
    AGT Food & Ingredients, Inc.               2,799     61,919       0.1%
    AirBoss of America Corp.                   1,900     24,630       0.0%
    Altus Group, Ltd.                          3,277     54,811       0.1%
    AutoCanada, Inc.                           2,100     69,536       0.1%
#   Badger Daylighting, Ltd.                   4,038    100,205       0.1%
*   Birchcliff Energy, Ltd.                    5,300     38,306       0.0%
#   Bird Construction, Inc.                    4,300     40,808       0.0%
#   Black Diamond Group, Ltd.                  3,937     55,245       0.1%
#   BMTC Group, Inc. Class A                     100      1,368       0.0%
#   Bonterra Energy Corp.                      2,473     79,058       0.1%
    Boralex, Inc. Class A                      4,900     56,249       0.1%
#   Canadian Energy Services & Technology
      Corp.                                   17,151     86,572       0.1%
    Canfor Pulp Products, Inc.                 2,672     34,128       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------ --------- ---------------
CANADA -- (Continued)
#   Cineplex, Inc.                              7,209 $ 288,599       0.3%
    Clearwater Seafoods, Inc.                   1,900    19,528       0.0%
    Cogeco Cable, Inc.                          1,403    80,366       0.1%
    Cogeco, Inc.                                1,000    44,857       0.1%
    Computer Modelling Group, Ltd.              8,300    91,565       0.1%
    Cott Corp.                                  6,716    58,560       0.1%
    DH Corp.                                    5,710   200,098       0.2%
    DirectCash Payments, Inc.                   1,573    24,029       0.0%
#   EnerCare, Inc.                              7,523    92,034       0.1%
    Enghouse Systems, Ltd.                      2,107    90,148       0.1%
    Equitable Group, Inc.                         200    10,128       0.0%
    Evertz Technologies, Ltd.                   1,500    20,501       0.0%
    Exco Technologies, Ltd.                     4,161    52,939       0.1%
    FirstService Corp.                          3,292   215,501       0.3%
*   Fortuna Silver Mines, Inc.                 16,700    63,257       0.1%
#   Gamehost, Inc.                                100     1,027       0.0%
    Gluskin Sheff + Associates, Inc.            2,647    62,352       0.1%
*   Great Canadian Gaming Corp.                 4,600    90,170       0.1%
    High Liner Foods, Inc.                      1,216    23,927       0.0%
#   Horizon North Logistics, Inc.               7,940    22,046       0.0%
*   IMAX Corp.                                  6,684   249,714       0.3%
#*  Imperial Metals Corp.                       3,438    37,301       0.0%
#   Innergex Renewable Energy, Inc.             9,300    86,487       0.1%
*   Interfor Corp.                              6,100    87,316       0.1%
    Intertape Polymer Group, Inc.               7,146    97,314       0.1%
#   K-Bro Linen, Inc.                             803    34,469       0.0%
    Leisureworld Senior Care Corp.              1,300    16,615       0.0%
    Leon's Furniture, Ltd.                        932    11,912       0.0%
    Lucara Diamond Corp.                       30,500    51,318       0.1%
    MacDonald Dettwiler & Associates, Ltd.      1,681   133,449       0.2%
#   Manitoba Telecom Services, Inc.             3,115    67,051       0.1%
    Martinrea International, Inc.              10,585   105,718       0.1%
#   Medical Facilities Corp.                    3,447    46,741       0.1%
*   Mitel Networks Corp.                        3,198    29,793       0.0%
    Morneau Shepell, Inc.                       4,800    70,856       0.1%
#   MTY Food Group, Inc.                        1,400    38,629       0.0%
#   Mullen Group, Ltd.                          9,454   163,927       0.2%
    North West Co., Inc. (The)                  5,293   108,624       0.1%
#   Northland Power, Inc.                      10,300   147,265       0.2%
*   Parex Resources, Inc.                      10,932    87,710       0.1%
#   Parkland Fuel Corp.                         8,977   195,984       0.2%
    Pason Systems, Inc.                         8,002   144,056       0.2%
#   PHX Energy Services Corp.                   1,117     6,453       0.0%
#   Premium Brands Holdings Corp.               2,000    52,532       0.1%
    Richelieu Hardware, Ltd.                    1,800    93,991       0.1%
#   Ritchie Bros Auctioneers, Inc.              9,291   235,105       0.3%
*   RMP Energy, Inc.                           14,000    37,596       0.0%
#   Rogers Sugar, Inc.                         10,900    41,107       0.0%
#   Russel Metals, Inc.                         5,800   132,681       0.2%
*   Sandvine Corp.                             14,532    50,708       0.1%
#   Secure Energy Services, Inc.               11,551   163,332       0.2%
*   SEMAFO, Inc.                               28,600    87,945       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
CANADA -- (Continued)
    ShawCor, Ltd.                             4,717 $   159,709       0.2%
*   Solium Capital, Inc.                      3,200      18,434       0.0%
    Stantec, Inc.                               760      20,529       0.0%
    Stella-Jones, Inc.                        3,700     133,372       0.2%
#   Student Transportation, Inc.              4,855      27,444       0.0%
*   SunOpta, Inc.                             3,400      35,141       0.0%
#   Superior Plus Corp.                      13,538     155,634       0.2%
    Toromont Industries, Ltd.                 8,553     222,669       0.3%
    Total Energy Services, Inc.               1,161      14,819       0.0%
    Transcontinental, Inc. Class A            3,700      56,980       0.1%
    TransForce, Inc.                          4,002      90,389       0.1%
#   Trilogy Energy Corp.                      4,992      38,107       0.0%
    Vicwest, Inc.                               400       4,144       0.0%
#   Wajax Corp.                               1,408      29,794       0.0%
    Western Forest Products, Inc.            45,028      68,298       0.1%
    Westshore Terminals Investment Corp.      6,441     170,354       0.2%
    Whistler Blackcomb Holdings, Inc.         2,500      37,795       0.0%
#   Whitecap Resources, Inc.                 17,351     215,000       0.3%
    Winpak, Ltd.                              2,800      90,997       0.1%
                                                    -----------       ---
TOTAL CANADA                                          6,811,084       7.9%
                                                    -----------       ---
CHINA -- (0.0%)
    China Electronics Corp. Holdings Co.,
      Ltd.                                   60,000      31,045       0.0%
                                                    -----------       ---
DENMARK -- (1.4%)
    Ambu A.S. Class B                         2,684      70,405       0.1%
*   Auriga Industries A.S. Class B              142       6,832       0.0%
    GN Store Nord A.S.                       22,057     476,200       0.5%
    IC Group A.S.                               575      15,402       0.0%
    PER Aarsleff A.S. Class B                   227      63,709       0.1%
    Royal Unibrew A.S.                        1,181     226,088       0.3%
    SimCorp A.S.                              5,576     192,599       0.2%
*   Topdanmark A.S.                          11,942     358,169       0.4%
                                                    -----------       ---
TOTAL DENMARK                                         1,409,404       1.6%
                                                    -----------       ---
FINLAND -- (2.4%)
    Caverion Corp.                            7,560      74,449       0.1%
    Elektrobit Oyj                            8,563      37,875       0.0%
    Elisa Oyj                                16,557     507,228       0.6%
    F-Secure Oyj                             11,147      35,424       0.0%
#   Huhtamaki Oyj                             8,694     277,927       0.3%
    Konecranes Oyj                            5,296     171,707       0.2%
#   Lassila & Tikanoja Oyj                    2,697      52,782       0.1%
    Metso Oyj                                 9,781     278,038       0.3%
    Olvi Oyj Class A                            740      21,040       0.0%
*   Oriola-KD Oyj Class B                    11,239      50,715       0.1%
    Orion Oyj Class A                         2,936      94,761       0.1%
    Orion Oyj Class B                         9,907     323,949       0.4%
    Outotec Oyj                               8,499      59,382       0.1%
    Ponsse Oy                                   957      16,079       0.0%
    Ramirent Oyj                              5,723      43,983       0.1%
    Tieto Oyj                                 5,864     140,621       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
FINLAND -- (Continued)
    Tikkurila Oyj                             3,476 $    71,592       0.1%
    Uponor Oyj                                6,098      93,908       0.1%
                                                    -----------       ---
TOTAL FINLAND                                         2,351,460       2.7%
                                                    -----------       ---
FRANCE -- (4.2%)
    Akka Technologies SA                        806      25,235       0.0%
    Albioma SA                                  566      11,816       0.0%
    Alten SA                                  2,425     118,371       0.1%
    Bastide le Confort Medical                  488      10,016       0.0%
    BioMerieux                                1,292     139,383       0.2%
    Boiron SA                                   704      78,407       0.1%
    Burelle SA                                   13       9,244       0.0%
    Eurofins Scientific SE                    1,101     310,135       0.4%
    Faurecia                                  7,509     355,948       0.4%
    Groupe Crit                                 163       8,760       0.0%
#   Ingenico                                  4,052     508,415       0.6%
    Ipsen SA                                  3,952     226,955       0.3%
    Lectra                                    3,152      45,003       0.1%
    LISI                                      1,265      39,042       0.1%
    Metropole Television SA                   5,668     118,296       0.1%
    Montupet                                    671      47,292       0.1%
    Neopost SA                                3,983     191,787       0.2%
    NextRadioTV                                 543      16,941       0.0%
    Norbert Dentressangle SA                    399      97,046       0.1%
    Plastic Omnium SA                         6,978     194,312       0.2%
    Sartorius Stedim Biotech                    337      85,878       0.1%
    SEB SA                                    2,236     207,061       0.3%
    Societe d'Edition de Canal +              5,488      38,366       0.1%
    Sopra Steria Group                        1,315     116,141       0.1%
    Stallergenes SA                              98       5,981       0.0%
    Synergie SA                               1,429      35,916       0.1%
*   Technicolor SA                           34,077     231,197       0.3%
    Teleperformance                           6,165     462,771       0.5%
#   Thermador Groupe                            192      16,900       0.0%
*   UBISOFT Entertainment                    10,135     186,887       0.2%
    Vilmorin & Cie SA                           370      30,955       0.0%
    Virbac SA                                   442     115,035       0.1%
                                                    -----------       ---
TOTAL FRANCE                                          4,085,492       4.8%
                                                    -----------       ---
GERMANY -- (4.4%)
    Amadeus Fire AG                             719      58,275       0.1%
    Basler AG                                   591      34,055       0.0%
    Bertrandt AG                                537      70,895       0.1%
    CENIT AG                                    804      15,808       0.0%
    Cewe Stiftung & Co. KGAA                    665      43,279       0.1%
    CompuGroup Medical AG                     2,505      71,602       0.1%
#   CTS Eventim AG & Co. KGaA                 4,848     165,212       0.2%
#   Delticom AG                                 277       6,203       0.0%
*   Dialog Semiconductor P.L.C.               8,604     387,945       0.5%
    Drillisch AG                              1,578      72,571       0.1%
    Duerr AG                                  3,063     313,522       0.4%
    ElringKlinger AG                          3,628      99,877       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
GERMANY -- (Continued)
    Freenet AG                               15,441 $   500,136       0.6%
#   Gerresheimer AG                           3,697     209,238       0.2%
    Gerry Weber International AG              2,521      82,401       0.1%
    GFT Technologies AG                       2,058      38,782       0.0%
    Hamburger Hafen und Logistik AG           2,185      48,192       0.1%
#*  Heidelberger Druckmaschinen AG           27,148      72,798       0.1%
#   Homag Group AG                              657      25,807       0.0%
    Krones AG                                 1,723     190,152       0.2%
#   KUKA AG                                   3,204     227,617       0.3%
    KWS Saat SE                                  37      11,167       0.0%
    LPKF Laser & Electronics AG               1,773      20,785       0.0%
    MTU Aero Engines AG                       3,416     335,815       0.4%
    Nemetschek AG                               614      79,819       0.1%
*   Nordex SE                                 2,464      52,738       0.1%
    Norma Group SE                            3,608     191,648       0.2%
    OHB SE                                      467      10,318       0.0%
    Pfeiffer Vacuum Technology AG             1,189     110,805       0.1%
    R Stahl AG                                  254      11,374       0.0%
#   Rational AG                                 399     140,620       0.2%
    SAF-Holland SA                            4,600      69,644       0.1%
    Schaltbau Holding AG                        549      32,487       0.0%
    SHW AG                                      670      29,798       0.0%
    Stada Arzneimittel AG                     2,567      93,898       0.1%
    STRATEC Biomedical AG                       450      22,495       0.0%
    Stroeer Media SE                          2,646      97,829       0.1%
#   Takkt AG                                  4,021      73,258       0.1%
    Wincor Nixdorf AG                         3,345     126,610       0.2%
    XING AG                                     243      40,152       0.0%
                                                    -----------       ---
TOTAL GERMANY                                         4,285,627       5.0%
                                                    -----------       ---
HONG KONG -- (3.1%)
    APT Satellite Holdings, Ltd.             30,500      47,735       0.1%
    Asia Satellite Telecommunications
      Holdings, Ltd.                            500       1,771       0.0%
    Aupu Group Holding Co., Ltd.             60,000      17,753       0.0%
#   Bonjour Holdings, Ltd.                   77,000       6,836       0.0%
#*  Brightoil Petroleum Holdings, Ltd.      176,000      55,859       0.1%
    Cafe de Coral Holdings, Ltd.             42,000     156,397       0.2%
*   China Smarter Energy Group Holdings,
      Ltd.                                  230,000      47,498       0.1%
    Chow Sang Sang Holdings International,
      Ltd.                                   30,000      68,851       0.1%
    CITIC Telecom International Holdings,
      Ltd.                                  148,000      60,971       0.1%
    Emperor Entertainment Hotel, Ltd.        45,000      10,618       0.0%
    Fairwood Holdings, Ltd.                   8,000      21,475       0.0%
    Future Bright Holdings, Ltd.             30,000       6,792       0.0%
    Giordano International, Ltd.            132,000      65,527       0.1%
    Haitong International Securities
      Group, Ltd.                            30,000      33,133       0.0%
    Hong Kong Aircraft Engineering Co.,
      Ltd.                                    3,200      35,016       0.0%
    Hutchison Telecommunications Hong Kong
      Holdings, Ltd.                        130,000      59,795       0.1%
    Johnson Electric Holdings, Ltd.          38,375     142,071       0.2%
    L'Occitane International SA              38,500     113,814       0.1%
    Lifestyle International Holdings, Ltd.   63,500     118,736       0.1%
    Luk Fook Holdings International, Ltd.    42,000     131,054       0.1%
#*  Macau Legend Development, Ltd.          193,000      72,925       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
HONG KONG -- (Continued)
    Man Wah Holdings, Ltd.                    54,400 $   70,443       0.1%
    NagaCorp, Ltd.                           138,000     99,437       0.1%
#   Newocean Energy Holdings, Ltd.            92,000     51,228       0.1%
    Nexteer Automotive Group, Ltd.            47,000     53,035       0.1%
    Pacific Textile Holdings, Ltd.            62,000     86,254       0.1%
#   Paradise Entertainment, Ltd.              36,000     10,294       0.0%
#   SA SA International Holdings, Ltd.       118,000     59,881       0.1%
    Sitoy Group Holdings, Ltd.                26,000     16,135       0.0%
    SmarTone Telecommunications Holdings,
      Ltd.                                    39,500     71,669       0.1%
    Stella International Holdings, Ltd.       53,500    143,606       0.2%
    Television Broadcasts, Ltd.               39,200    256,138       0.3%
    Texwinca Holdings, Ltd.                   48,000     46,547       0.1%
    Tradelink Electronic Commerce, Ltd.       60,000     14,987       0.0%
#*  United Laboratories International
      Holdings, Ltd. (The)                    24,000     16,222       0.0%
    Value Partners Group, Ltd.                91,000    168,948       0.2%
    Varitronix International, Ltd.            17,000     13,583       0.0%
    Vitasoy International Holdings, Ltd.      98,000    179,172       0.2%
#   VTech Holdings, Ltd.                      14,900    207,010       0.2%
    Xinyi Glass Holdings, Ltd.               212,000    140,729       0.1%
#   Xinyi Solar Holdings, Ltd.               122,000     42,656       0.0%
                                                     ----------       ---
TOTAL HONG KONG                                       3,022,601       3.5%
                                                     ----------       ---
IRELAND -- (0.7%)
    Irish Continental Group P.L.C.            19,445     87,031       0.1%
    Paddy Power P.L.C.                         6,402    572,347       0.7%
                                                     ----------       ---
TOTAL IRELAND                                           659,378       0.8%
                                                     ----------       ---
ISRAEL -- (0.7%)
*   Cellcom Israel, Ltd.                       4,942     22,739       0.0%
*   Compugen, Ltd.                             3,635     23,580       0.0%
    Delek Automotive Systems, Ltd.             5,430     65,853       0.1%
    Delta-Galil Industries, Ltd.                 822     25,641       0.0%
    Elbit Systems, Ltd.                          312     24,689       0.0%
    Electra, Ltd.                                 87     10,633       0.0%
*   EZchip Semiconductor, Ltd.                 1,364     26,746       0.1%
    Frutarom Industries, Ltd.                  3,959    168,357       0.2%
    Ituran Location and Control, Ltd.            960     22,000       0.0%
    Matrix IT, Ltd.                            3,585     19,317       0.0%
*   Naphtha Israel Petroleum Corp., Ltd.       1,629      9,205       0.0%
*   Nova Measuring Instruments, Ltd.           2,991     33,869       0.1%
    Osem Investments, Ltd.                       718     15,331       0.0%
*   Partner Communications Co., Ltd.           6,476     16,301       0.0%
    Paz Oil Co., Ltd.                            212     32,430       0.1%
    Rami Levy Chain Stores Hashikma
      Marketing 2006, Ltd.                       573     23,224       0.0%
*   Sapiens International Corp. NV             1,504     13,022       0.0%
    Shikun & Binui, Ltd.                      27,147     60,918       0.1%
    Shufersal, Ltd.                            3,705      8,481       0.0%
*   Strauss Group, Ltd.                        1,581     28,156       0.1%
                                                     ----------       ---
TOTAL ISRAEL                                            650,492       0.8%
                                                     ----------       ---

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
ITALY -- (3.0%)
    Amplifon SpA                             11,932 $    92,938       0.1%
*   Autogrill SpA                            16,974     162,344       0.2%
    Azimut Holding SpA                       11,690     343,133       0.4%
    Banca Generali SpA                        6,608     221,779       0.3%
    Banca IFIS SpA                            2,809      57,634       0.1%
    Biesse SpA                                2,003      32,290       0.0%
    Brembo SpA                                3,021     120,848       0.1%
#   Brunello Cucinelli SpA                    3,099      57,503       0.1%
    Cairo Communication SpA                   2,359      13,721       0.0%
    De' Longhi                                5,678     128,063       0.1%
    DiaSorin SpA                              2,679     122,304       0.1%
    Industria Macchine Automatiche SpA        1,053      53,615       0.1%
#*  Juventus Football Club SpA               44,082      15,062       0.0%
#*  Maire Tecnimont SpA                      14,631      43,796       0.1%
    MARR SpA                                  2,776      55,761       0.1%
#   Piaggio & C SpA                          21,993      66,707       0.1%
    Prysmian SpA                             24,691     503,524       0.6%
    Recordati SpA                            13,126     261,547       0.3%
    Reply SpA                                   688      73,634       0.1%
    SAVE SpA                                  1,539      22,578       0.0%
*   Sogefi SpA                                8,295      27,675       0.0%
*   World Duty Free SpA                      16,078     179,484       0.2%
*   Yoox SpA                                  7,433     234,140       0.3%
    Zignago Vetro SpA                         1,559       9,689       0.0%
                                                    -----------       ---
TOTAL ITALY                                           2,899,769       3.4%
                                                    -----------       ---
JAPAN -- (19.8%)
    Accordia Golf Co., Ltd.                   9,600      97,638       0.1%
#   Adastria Holdings Co., Ltd.               1,500      45,505       0.1%
    Aderans Co., Ltd.                         1,900      17,919       0.0%
    Aeon Delight Co., Ltd.                    2,000      52,965       0.1%
    Ai Holdings Corp.                         4,000      72,741       0.1%
    Aica Kogyo Co., Ltd.                      6,400     146,985       0.2%
    Ain Pharmaciez, Inc.                      2,100      74,089       0.1%
#   Akebono Brake Industry Co., Ltd.          7,200      25,199       0.0%
    Alinco, Inc.                              1,100      10,170       0.0%
    Altech Corp.                              1,000      18,756       0.0%
    Anest Iwata Corp.                         3,900      25,394       0.0%
    Anritsu Corp.                            15,600     111,852       0.1%
    Arcs Co., Ltd.                            3,800      79,506       0.1%
    Artnature, Inc.                           1,400      13,023       0.0%
#   Asahi Co., Ltd.                             900       7,950       0.0%
    Asahi Holdings, Inc.                      3,100      58,334       0.1%
#   Atom Corp.                                4,700      30,863       0.0%
#   Avex Group Holdings, Inc.                 3,900      60,191       0.1%
#   Axell Corp.                                 900      11,465       0.0%
    Axial Retailing, Inc.                     1,800      52,462       0.1%
    Belc Co., Ltd.                            1,000      29,158       0.0%
    Benefit One, Inc.                         1,800      26,172       0.0%
#   Bic Camera, Inc.                          7,100      70,805       0.1%
    BML, Inc.                                 1,200      36,532       0.0%
    Broadleaf Co., Ltd.                       3,300      51,449       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------ --------- ---------------
JAPAN -- (Continued)
    BRONCO BILLY Co., Ltd.                        700 $  31,411       0.0%
    Bunka Shutter Co., Ltd.                     5,000    45,421       0.1%
    C Uyemura & Co., Ltd.                         500    24,780       0.0%
#   Can Do Co., Ltd.                            1,100    14,172       0.0%
    Canon Electronics, Inc.                     1,200    24,072       0.0%
    Capcom Co., Ltd.                            6,300   117,351       0.1%
#   Central Sports Co., Ltd.                      900    16,612       0.0%
    CHIMNEY Co., Ltd.                           1,500    37,471       0.0%
    CKD Corp.                                   7,100    65,063       0.1%
#   Clarion Co., Ltd.                          14,000    38,880       0.1%
#   CMIC Holdings Co., Ltd.                       600     8,912       0.0%
#   Colowide Co., Ltd.                          6,200    85,677       0.1%
    CONEXIO Corp.                               1,000     9,865       0.0%
    COOKPAD, Inc.                               1,700    72,369       0.1%
    CREATE SD HOLDINGS Co., Ltd.                1,000    43,547       0.1%
    Cresco, Ltd.                                  700    10,925       0.0%
#*  CROOZ, Inc.                                   700    17,809       0.0%
*   DA Consortium, Inc.                         3,300    13,591       0.0%
    Daido Metal Co., Ltd.                       3,500    37,983       0.0%
    Daifuku Co., Ltd.                           1,300    17,319       0.0%
    Daihen Corp.                                8,000    39,052       0.1%
    Daiho Corp.                                 4,000    20,011       0.0%
    Daiichikosho Co., Ltd.                        300     9,676       0.0%
    Daiken Medical Co., Ltd.                      800     8,715       0.0%
    Daikokutenbussan Co., Ltd.                    500    20,989       0.0%
    Daio Paper Corp.                            9,000    95,483       0.1%
    Daiseki Co., Ltd.                           4,300    76,522       0.1%
    Daito Pharmaceutical Co., Ltd.              1,100    21,291       0.0%
#   Dena Co., Ltd.                              6,400   127,847       0.2%
    Dr Ci:Labo Co., Ltd.                        1,500    56,434       0.1%
    DTS Corp.                                   2,400    48,847       0.1%
    Eagle Industry Co., Ltd.                    3,000    60,583       0.1%
    Eiken Chemical Co., Ltd.                    1,400    27,734       0.0%
    Elecom Co., Ltd.                              500    11,259       0.0%
    Elematec Corp.                              1,000    25,270       0.0%
    en-japan, Inc.                                900    13,371       0.0%
    Enplas Corp.                                1,300    52,318       0.1%
    EPS Holdings, Inc.                          2,900    33,773       0.0%
#   F@N Communications, Inc.                    4,600    38,261       0.1%
#*  FDK Corp.                                  17,000    21,699       0.0%
    Financial Products Group Co., Ltd.          8,100    83,666       0.1%
#   FINDEX, Inc.                                  900    11,810       0.0%
    Foster Electric Co., Ltd.                   2,000    51,755       0.1%
#   FP Corp.                                    3,100   111,219       0.1%
#   Fudo Tetra Corp.                           25,500    48,211       0.1%
#   Fuji Kyuko Co., Ltd.                        7,000    65,719       0.1%
    Fuji Pharma Co., Ltd.                         700    12,973       0.0%
#   Fuji Seal International, Inc.               2,200    66,002       0.1%
    Fujibo Holdings, Inc.                      15,000    37,386       0.0%
    Fujimori Kogyo Co., Ltd.                    1,300    40,894       0.1%
    Fujitsu General, Ltd.                       6,000    86,417       0.1%
    Fukuda Corp.                                2,000    12,884       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------ --------- ---------------
JAPAN -- (Continued)
    Fukushima Industries Corp.                  1,400 $  23,517       0.0%
    Funai Soken Holdings, Inc.                  1,200    12,113       0.0%
#   Furukawa Battery Co., Ltd. (The)            4,000    29,440       0.0%
    Furukawa Co., Ltd.                         27,000    46,850       0.1%
    Fuso Chemical Co., Ltd.                     1,500    17,539       0.0%
    GCA Savvian Corp.                           1,000    10,681       0.0%
    Gecoss Corp.                                  700     8,581       0.0%
#   Genky Stores, Inc.                            300    26,470       0.0%
    Geo Holdings Corp.                          1,500    16,292       0.0%
#   GLOBERIDE, Inc.                            21,000    34,622       0.0%
    GMO internet, Inc.                          9,800   123,197       0.1%
    GMO Payment Gateway, Inc.                   1,400    35,962       0.0%
#   Gree, Inc.                                 11,500    74,249       0.1%
    Gulliver International Co., Ltd.            6,300    49,280       0.1%
    Gurunavi, Inc.                              2,800    51,819       0.1%
    Happinet Corp.                              1,300    14,988       0.0%
    Harmonic Drive Systems, Inc.                2,100    44,351       0.1%
    Hazama Ando Corp.                          22,100   125,395       0.2%
    Heiwado Co., Ltd.                           3,200    76,846       0.1%
    Hiday Hidaka Corp.                          1,100    26,741       0.0%
#   Higashi Nihon House Co., Ltd.               7,400    34,519       0.0%
    Hiramatsu, Inc.                             1,900    10,044       0.0%
    HIS Co., Ltd.                               4,200   139,997       0.2%
    Hitachi Kokusai Electric, Inc.              6,000    83,105       0.1%
#   Hochiki Corp.                               3,000    21,144       0.0%
    Hokuetsu Industries Co., Ltd.               3,000    24,134       0.0%
    Hokuto Corp.                                2,400    43,103       0.1%
    Horiba, Ltd.                                4,600   172,736       0.2%
    I-Net Corp.                                 1,400    11,230       0.0%
    Ichibanya Co., Ltd.                         1,100    49,419       0.1%
    Ichikoh Industries, Ltd.                    7,000    15,958       0.0%
    ICHINEN HOLDINGS Co., Ltd.                  1,400    12,567       0.0%
    Ichiyoshi Securities Co., Ltd.              3,900    41,871       0.1%
    Iino Kaiun Kaisha, Ltd.                     7,900    41,554       0.1%
    Ikyu Corp.                                  2,300    44,883       0.1%
    Infocom Corp.                               2,500    21,206       0.0%
    Intage Holdings, Inc.                       1,500    26,610       0.0%
    Internet Initiative Japan, Inc.             3,600    60,870       0.1%
    Iriso Electronics Co., Ltd.                 1,100    76,339       0.1%
    IT Holdings Corp.                           3,000    59,076       0.1%
#   Ito En, Ltd.                                  200     4,156       0.0%
    Itochu Enex Co., Ltd.                       4,900    44,248       0.1%
#   Iwatani Corp.                              22,000   148,796       0.2%
    Jamco Corp.                                 1,600    45,706       0.1%
*   Janome Sewing Machine Co., Ltd.            16,000    19,017       0.0%
#*  Japan Communications, Inc.                 19,300    70,801       0.1%
    Japan Drilling Co., Ltd.                      400    13,435       0.0%
    Japan Radio Co., Ltd.                       4,000    15,054       0.0%
    JCU Corp.                                     300    12,522       0.0%
    Jeol, Ltd.                                 10,000    50,620       0.1%
#   Jin Co., Ltd.                               1,100    42,320       0.1%
    Jowa Holdings Co., Ltd.                     1,300    52,706       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------ --------- ---------------
JAPAN -- (Continued)
#   JP-Holdings, Inc.                           2,700 $   7,734       0.0%
    Juki Corp.                                 15,000    44,364       0.1%
#   K's Holdings Corp.                          4,000   133,559       0.2%
    kabu.com Securities Co., Ltd.               7,100    51,818       0.1%
    Kaken Pharmaceutical Co., Ltd.              6,000   214,415       0.3%
    Kakiyasu Honten Co., Ltd.                   1,500    23,380       0.0%
    Kameda Seika Co., Ltd.                      1,100    44,799       0.1%
    Kanamoto Co., Ltd.                          3,000    87,746       0.1%
    Kanematsu Corp.                            36,000    56,566       0.1%
    Kanto Denka Kogyo Co., Ltd.                 6,000    37,400       0.0%
*   Kappa Create Holdings Co., Ltd.             1,000     9,271       0.0%
    Kasai Kogyo Co., Ltd.                       1,000     8,546       0.0%
    Kato Works Co., Ltd.                        7,000    44,835       0.1%
    Kawai Musical Instruments Manufacturing
      Co., Ltd.                                   300     6,394       0.0%
*   Kintetsu Department Store Co., Ltd.         3,000     8,217       0.0%
    Kinugawa Rubber Industrial Co., Ltd.        2,000     9,197       0.0%
#   Kito Corp.                                  3,000    29,203       0.0%
#*  KLab, Inc.                                  4,700    56,216       0.1%
*   KNT-CT Holdings Co., Ltd.                  23,000    32,476       0.0%
#   Kobe Bussan Co., Ltd.                         800    34,039       0.0%
    Kobelco Eco-Solutions Co., Ltd.             3,000    17,140       0.0%
    Komeri Co., Ltd.                            3,100    69,764       0.1%
    Kose Corp.                                  2,100   136,947       0.2%
    Kotobuki Spirits Co., Ltd.                    600    12,701       0.0%
    Kourakuen Corp.                               900    11,583       0.0%
    Kumagai Gumi Co., Ltd.                     38,000   121,386       0.1%
#   Kura Corp.                                  1,400    53,993       0.1%
#   Kusuri No Aoki Co., Ltd.                    1,000    73,639       0.1%
    Kyokuto Securities Co., Ltd.                2,500    37,368       0.0%
#   Kyoritsu Maintenance Co., Ltd.              1,560    75,350       0.1%
#   Kyoto Kimono Yuzen Co., Ltd.                1,500    12,898       0.0%
    Kyowa Exeo Corp.                            8,000    93,332       0.1%
#*  Laox Co., Ltd.                             26,000    72,823       0.1%
    Lasertec Corp.                              2,600    36,299       0.0%
*   Leopalace21 Corp.                          31,200   179,945       0.2%
    Life Corp.                                  2,300    40,106       0.1%
#   Link And Motivation, Inc.                  13,100    19,340       0.0%
    Lion Corp.                                 20,000   122,582       0.1%
#*  Livesense, Inc.                             1,000     5,065       0.0%
    Maeda Road Construction Co., Ltd.           6,000    98,884       0.1%
    Mani, Inc.                                  1,000    66,933       0.1%
    Maruha Nichiro Corp.                        1,800    24,986       0.0%
#   Marvelous, Inc.                             4,000    53,236       0.1%
    Matsumotokiyoshi Holdings Co., Ltd.         4,500   163,849       0.2%
    Matsuya Co., Ltd.                           2,800    42,195       0.1%
#   Matsuya Foods Co., Ltd.                       700    13,928       0.0%
    MEC Co., Ltd.                               2,800    19,253       0.0%
    Meidensha Corp.                            19,000    63,001       0.1%
    Meiji Shipping Co., Ltd.                    5,700    18,226       0.0%
    Meiko Network Japan Co., Ltd.               2,100    25,961       0.0%
    Meitec Corp.                                3,100    99,829       0.1%
#   Message Co., Ltd.                           1,700    52,704       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------ --------- ---------------
JAPAN -- (Continued)
#   Micronics Japan Co., Ltd.                   1,900 $  58,119       0.1%
    Milbon Co., Ltd.                            1,280    40,604       0.1%
    Misawa Homes Co., Ltd.                      1,900    16,785       0.0%
    Mitsuba Corp.                               3,400    71,661       0.1%
    Mitsubishi Pencil Co., Ltd.                 2,000    75,619       0.1%
    Mitsubishi Research Institute, Inc.         1,100    25,180       0.0%
    Mitsuboshi Belting Co., Ltd.                6,000    48,112       0.1%
    Monogatari Corp. (The)                        300    10,040       0.0%
#   MonotaRO Co., Ltd.                          2,700    92,901       0.1%
    MORESCO Corp.                               1,000    18,007       0.0%
    Morinaga & Co., Ltd.                       24,000    80,461       0.1%
    Morita Holdings Corp.                       2,000    18,688       0.0%
    MTI, Ltd.                                   4,000    28,575       0.0%
    Musashi Seimitsu Industry Co., Ltd.         2,300    48,683       0.1%
    Nachi-Fujikoshi Corp.                      19,000   111,096       0.1%
    Nagatanien Co., Ltd.                        3,000    27,882       0.0%
    Nakanishi, Inc.                             2,300    85,226       0.1%
#   Natori Co., Ltd.                            1,000    12,479       0.0%
    NEC Networks & System Integration Corp.     2,100    45,001       0.1%
*   New Japan Radio Co., Ltd.                   4,000    17,850       0.0%
#   Next Co., Ltd.                              2,100    20,451       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.          4,900   103,149       0.1%
#   Nichias Corp.                              11,000    66,376       0.1%
    Nichii Gakkan Co.                           3,800    35,283       0.0%
    Nichirei Corp.                             29,000   153,075       0.2%
    Nichireki Co., Ltd.                         3,000    26,755       0.0%
    Nifco, Inc.                                 4,900   173,539       0.2%
#   Nihon Chouzai Co., Ltd.                       600    29,516       0.0%
    Nihon Kohden Corp.                          4,200   110,361       0.1%
    Nihon M&A Center, Inc.                      4,000   139,198       0.2%
    Nihon Nohyaku Co., Ltd.                     6,200    65,094       0.1%
    Nihon Parkerizing Co., Ltd.                10,200   115,962       0.1%
    Nihon Trim Co., Ltd.                          400    12,302       0.0%
    Nihon Unisys, Ltd.                          4,500    42,705       0.1%
#   Nikkiso Co., Ltd.                           6,100    57,062       0.1%
    Nippon Carbide Industries Co., Inc.         3,000     5,842       0.0%
    Nippon Gas Co., Ltd.                        3,600    89,777       0.1%
    Nippon Parking Development Co., Ltd.       20,400    30,799       0.0%
    Nippon Suisan Kaisha, Ltd.                 25,500    77,415       0.1%
    Nipro Corp.                                12,200   117,075       0.1%
    Nishio Rent All Co., Ltd.                   1,500    42,705       0.1%
    Nissan Shatai Co., Ltd.                     2,100    27,032       0.0%
    Nissei ASB Machine Co., Ltd.                  800    15,355       0.0%
    Nissha Printing Co., Ltd.                   3,000    58,091       0.1%
    Nissin Kogyo Co., Ltd.                      3,700    60,985       0.1%
*   Nitto Boseki Co., Ltd.                     14,000    53,355       0.1%
    Nitto Kogyo Corp.                           2,600    47,066       0.1%
    NOF Corp.                                  16,000   123,095       0.1%
    Nohmi Bosai, Ltd.                           3,000    37,695       0.0%
    Nomura Co., Ltd.                            3,000    32,082       0.0%
    NS Solutions Corp.                          1,700    57,038       0.1%
    NS United Kaiun Kaisha, Ltd.                8,000    19,190       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------ --------- ---------------
JAPAN -- (Continued)
#   Nuflare Technology, Inc.                      300 $  12,770       0.0%
    Obara Group, Inc.                           1,700   100,013       0.1%
    Ohashi Technica, Inc.                       1,000    13,066       0.0%
    Ohsho Food Service Corp.                      900    31,974       0.0%
    Oiles Corp.                                   399     7,605       0.0%
    Okabe Co., Ltd.                             3,700    32,167       0.0%
    Okinawa Cellular Telephone Co.              1,100    33,609       0.0%
    OKUMA Corp.                                15,000   162,521       0.2%
    Open House Co., Ltd.                          900    22,890       0.0%
#   OSAKA Titanium Technologies Co., Ltd.       2,100    45,180       0.1%
    OSG Corp.                                   8,100   168,414       0.2%
#   Outsourcing, Inc.                           1,200    16,329       0.0%
    Pack Corp. (The)                            1,000    21,814       0.0%
    Pal Co., Ltd.                               1,700    54,640       0.1%
    Paramount Bed Holdings Co., Ltd.            1,800    48,771       0.1%
    Pasona Group, Inc.                          2,300    14,727       0.0%
    Penta-Ocean Construction Co., Ltd.         31,200   116,947       0.1%
    PIA Corp.                                     600    11,387       0.0%
    Pigeon Corp.                                8,700   230,397       0.3%
#   Pilot Corp.                                 1,600    86,250       0.1%
*   Pioneer Corp.                              31,600    60,578       0.1%
    Plenus Co., Ltd.                            1,800    35,154       0.0%
    Pressance Corp.                               800    25,629       0.0%
    Prestige International, Inc.                2,000    15,492       0.0%
    Prima Meat Packers, Ltd.                   14,000    39,862       0.1%
#   Proto Corp.                                   700    10,209       0.0%
    Raito Kogyo Co., Ltd.                       5,300    41,798       0.1%
*   Rasa Industries, Ltd.                      10,000    11,635       0.0%
    Relo Holdings, Inc.                         1,200    98,521       0.1%
    Renaissance, Inc.                           1,100    11,362       0.0%
#   Resorttrust, Inc.                           7,200   188,093       0.2%
    Ringer Hut Co., Ltd.                        2,200    43,038       0.1%
    Riso Kagaku Corp.                           2,400    39,725       0.1%
    Rohto Pharmaceutical Co., Ltd.             10,500   149,909       0.2%
    Roland DG Corp.                               900    24,091       0.0%
    Round One Corp.                             5,300    28,083       0.0%
#   Royal Holdings Co., Ltd.                    3,500    64,556       0.1%
#   S Foods, Inc.                                 700    12,472       0.0%
    Sac's Bar Holdings, Inc.                    1,800    32,151       0.0%
    Saizeriya Co., Ltd.                         3,800    77,408       0.1%
    Sakata INX Corp.                            2,000    18,987       0.0%
    San-A Co., Ltd.                             1,900    79,452       0.1%
    Sanden Holdings Corp.                      12,000    55,927       0.1%
*   Sanix, Inc.                                 2,500     7,890       0.0%
    Sanken Electric Co., Ltd.                  12,000    91,766       0.1%
    Sankyu, Inc.                               29,000   136,008       0.2%
    Sanwa Holdings Corp.                       21,000   158,495       0.2%
    Sanyo Denki Co., Ltd.                       5,000    41,878       0.1%
    Sapporo Holdings, Ltd.                     34,000   133,458       0.2%
    Sato Holdings Corp.                         2,400    55,427       0.1%
#   Sato Restaurant Systems Co., Ltd.           1,500    13,311       0.0%
    SCREEN Holdings Co., Ltd.                  16,000   108,618       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------ --------- ---------------
JAPAN -- (Continued)
    Seikitokyu Kogyo Co., Ltd.                  6,400 $  29,055       0.0%
    Seiko Holdings Corp.                       14,000    74,175       0.1%
    Seiren Co., Ltd.                            1,700    14,822       0.0%
#   Senko Co., Ltd.                            11,000    69,455       0.1%
    Seria Co., Ltd.                             2,100    67,086       0.1%
#   Shibuya Kogyo Co., Ltd.                     1,100    22,608       0.0%
    Shindengen Electric Manufacturing Co.,
      Ltd.                                     10,000    51,203       0.1%
    Shinmaywa Industries, Ltd.                 10,000   103,958       0.1%
    Ship Healthcare Holdings, Inc.              5,200   127,089       0.2%
    Showa Sangyo Co., Ltd.                      6,000    24,491       0.0%
    Siix Corp.                                  1,300    34,536       0.0%
#   Sinko Industries, Ltd.                      1,400    14,421       0.0%
#   SMS Co., Ltd.                               2,200    27,061       0.0%
    Software Service, Inc.                        300    11,899       0.0%
    Sogo Medical Co., Ltd.                      1,200    32,831       0.0%
    Sparx Group Co., Ltd.                       3,500     7,134       0.0%
    St Marc Holdings Co., Ltd.                  1,600    53,816       0.1%
    Starts Corp., Inc.                          2,700    42,489       0.1%
    Studio Alice Co., Ltd.                      1,300    23,946       0.0%
    Sumida Corp.                                1,500     9,960       0.0%
    Sumitomo Densetsu Co., Ltd.                   800     9,655       0.0%
#   Sumitomo Mitsui Construction Co., Ltd.     87,000   121,078       0.1%
    Sumitomo Osaka Cement Co., Ltd.            42,000   136,792       0.2%
    Sumitomo Real Estate Sales Co., Ltd.        2,300    62,516       0.1%
#   Sun Frontier Fudousan Co., Ltd.             1,900    18,104       0.0%
    T-Gaia Corp.                                2,400    32,516       0.0%
    Tabuchi Electric Co., Ltd.                  1,500    16,227       0.0%
    Tadano, Ltd.                               12,000   174,072       0.2%
#   Taisei Lamick Co., Ltd.                       600    13,926       0.0%
    Taiyo Holdings Co., Ltd.                    1,800    61,899       0.1%
    Taiyo Yuden Co., Ltd.                      13,600   201,066       0.2%
    Takara Leben Co., Ltd.                     12,100    73,769       0.1%
    Takeei Corp.                                1,400    12,342       0.0%
    Takeuchi Manufacturing Co., Ltd.            1,600    77,488       0.1%
    Takuma Co., Ltd.                            8,000    61,461       0.1%
    Tamron Co., Ltd.                            1,900    44,888       0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.   4,200    18,362       0.0%
#*  Tobishima Corp.                            17,400    35,178       0.0%
    Tocalo Co., Ltd.                              700    13,744       0.0%
    Togami Electric Manufacturing Co., Ltd.     5,000    21,090       0.0%
*   Toho Titanium Co., Ltd.                     1,300    11,083       0.0%
    Tokai Corp.                                   700    23,412       0.0%
    TOKAI Holdings Corp.                        8,100    34,371       0.0%
#   Token Corp.                                   640    32,399       0.0%
    Toko, Inc.                                  4,000    11,864       0.0%
    Tokyo Dome Corp.                           19,000    81,007       0.1%
*   Tokyo Rope Manufacturing Co., Ltd.          2,000     3,221       0.0%
    Tokyo Seimitsu Co., Ltd.                    3,700    79,751       0.1%
#   Tokyo Steel Manufacturing Co., Ltd.        10,900    75,248       0.1%
#   Tomy Co., Ltd.                             10,700    65,039       0.1%
    Toridoll.corp                               2,300    32,317       0.0%
    Toshiba Plant Systems & Services Corp.      3,500    48,664       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES   VALUE++    OF NET ASSETS**
                                            ------ ------------ ---------------
JAPAN -- (Continued)
    Toshiba TEC Corp.                       12,000 $     66,549       0.1%
    Tosho Co., Ltd.                            300        6,825       0.0%
    Totetsu Kogyo Co., Ltd.                  2,200       49,612       0.1%
    Towa Pharmaceutical Co., Ltd.            1,100       58,171       0.1%
#   Toyo Construction Co., Ltd.              4,100       15,870       0.0%
    Toyobo Co., Ltd.                        91,000      138,727       0.2%
    TPR Co., Ltd.                            1,700       44,596       0.1%
    Trancom Co., Ltd.                        1,000       47,205       0.1%
    Transcosmos, Inc.                        2,400       58,110       0.1%
    TS Tech Co., Ltd.                        3,000       89,338       0.1%
    Tsubakimoto Chain Co.                   15,000      122,801       0.1%
    Tsugami Corp.                            6,000       35,065       0.0%
    Tsukada Global Holdings, Inc.            3,000       20,415       0.0%
#   Tsukui Corp.                             3,200       24,183       0.0%
#   Tsumura & Co.                            7,000      164,033       0.2%
#   UACJ Corp.                              26,000       75,171       0.1%
*   Ulvac, Inc.                              4,300       73,215       0.1%
#   United Arrows, Ltd.                      2,100       64,622       0.1%
*   United Super Markets Holdings, Inc.      4,400       38,104       0.1%
*   Usen Corp.                              15,150       44,543       0.1%
*   UT Holdings Co., Ltd.                    2,900       12,713       0.0%
    Valor Co., Ltd.                          3,600       76,733       0.1%
    VT Holdings Co., Ltd.                   10,500       52,685       0.1%
#   Wacom Co., Ltd.                         15,100       78,292       0.1%
#   Wakachiku Construction Co., Ltd.        24,000       36,135       0.0%
#*  WATAMI Co., Ltd.                         1,500       14,738       0.0%
    Weathernews, Inc.                          600       17,630       0.0%
    Welcia Holdings Co., Ltd.                1,569       68,608       0.1%
#   West Holdings Corp.                      1,300        9,426       0.0%
    Wowow, Inc.                                800       26,446       0.0%
    Yahagi Construction Co., Ltd.            2,700       17,532       0.0%
    YAMABIKO Corp.                             900       38,991       0.1%
    Yamazen Corp.                            3,800       33,807       0.0%
    Yaoko Co., Ltd.                          1,800       63,731       0.1%
    Yellow Hat, Ltd.                           400        8,838       0.0%
#   Yomiuri Land Co., Ltd.                   3,000       11,550       0.0%
    Yuasa Trading Co., Ltd.                  1,499       33,012       0.0%
#   Yumeshin Holdings Co., Ltd.              1,500       10,207       0.0%
#   Zenrin Co., Ltd.                         1,700       20,861       0.0%
#*  Zensho Holdings Co., Ltd.               11,100      103,893       0.1%
                                                   ------------      ----
TOTAL JAPAN                                          19,272,939      22.5%
                                                   ------------      ----
NETHERLANDS -- (1.5%)
    Aalberts Industries NV                  11,760      364,592       0.4%
#   Accell Group                             1,182       22,100       0.0%
*   AMG Advanced Metallurgical Group NV      1,976       20,579       0.0%
    Amsterdam Commodities NV                 2,241       63,548       0.1%
    Arcadis NV                               6,575      208,125       0.2%
    BE Semiconductor Industries NV           3,023       86,223       0.1%
    Beter Bed Holding NV                     1,428       36,832       0.1%
#   Brunel International NV                  2,302       47,207       0.1%
*   Grontmij NV                              2,925       12,946       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
NETHERLANDS -- (Continued)
#   Kendrion NV                               1,589 $    49,673       0.1%
*   Mota-Engil Africa NV                        386       3,026       0.0%
    Sligro Food Group NV                      3,130     120,781       0.1%
    TKH Group NV                              4,208     156,144       0.2%
#*  TomTom NV                                 9,448      83,849       0.1%
    USG People NV                             7,537     102,353       0.1%
    Wessanen                                  6,350      54,107       0.1%
                                                    -----------       ---
TOTAL NETHERLANDS                                     1,432,085       1.7%
                                                    -----------       ---
NEW ZEALAND -- (1.0%)
#*  a2 Milk Co., Ltd.                         7,609       3,012       0.0%
*   Diligent Board Member Services, Inc.      1,244       5,565       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.   86,830     430,018       0.5%
    Freightways, Ltd.                        21,627     100,679       0.1%
    Mainfreight, Ltd.                        10,881     127,746       0.2%
#   NZX, Ltd.                                13,154      11,835       0.0%
    Port of Tauranga, Ltd.                    4,963      63,421       0.1%
    SKYCITY Entertainment Group, Ltd.        77,860     249,413       0.3%
#   Warehouse Group, Ltd. (The)               3,001       6,310       0.0%
                                                    -----------       ---
TOTAL NEW ZEALAND                                       997,999       1.2%
                                                    -----------       ---
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA           28,711      20,639       0.0%
#   Atea ASA                                  8,444      94,199       0.1%
    Bakkafrost P/F                            4,006      94,077       0.1%
    Ekornes ASA                               1,958      27,561       0.0%
*   Electromagnetic GeoServices ASA             790         315       0.0%
*   Grieg Seafood ASA                         3,652      13,613       0.0%
#   Hexagon Composites ASA                   10,728      34,559       0.1%
*   Kongsberg Automotive ASA                 26,375      21,942       0.0%
#*  Nordic Semiconductor ASA                 11,766      89,644       0.1%
*   Norwegian Air Shuttle ASA                 2,683     112,357       0.1%
#   Opera Software ASA                       10,108      98,369       0.1%
    Prosafe SE                               23,384      83,165       0.1%
    Salmar ASA                                2,503      40,637       0.1%
    Tomra Systems ASA                        14,249     138,653       0.2%
#   Veidekke ASA                              8,895     109,275       0.1%
                                                    -----------       ---
TOTAL NORWAY                                            979,005       1.1%
                                                    -----------       ---
PORTUGAL -- (0.5%)
    Altri SGPS SA                            14,257      61,145       0.1%
    NOS SGPS SA                              23,690     172,552       0.2%
    Portucel SA                              20,132      98,494       0.1%
    Semapa-Sociedade de Investimento e
      Gestao                                  8,970     128,472       0.1%
                                                    -----------       ---
TOTAL PORTUGAL                                          460,663       0.5%
                                                    -----------       ---
SINGAPORE -- (0.7%)
*   Boustead Projects Pte., Ltd.              9,510       7,510       0.0%
    Boustead Singapore, Ltd.                 31,700      33,833       0.0%
    Breadtalk Group, Ltd.                    10,600      11,318       0.0%
    CSE Global, Ltd.                         16,000       6,944       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SINGAPORE -- (Continued)
    CWT, Ltd.                                 26,000 $   37,707       0.1%
#   Dyna-Mac Holdings, Ltd.                   47,900     11,945       0.0%
#   Ezion Holdings, Ltd.                     133,780    121,298       0.2%
    Fragrance Group, Ltd.                     47,000      7,284       0.0%
    Hyflux, Ltd.                              15,800     11,501       0.0%
    Lian Beng Group, Ltd.                     23,000      9,810       0.0%
#   Nam Cheong, Ltd.                          80,000     20,158       0.0%
#   OSIM International, Ltd.                  24,000     36,769       0.1%
    Oxley Holdings, Ltd.                      28,000     10,760       0.0%
    Petra Foods, Ltd.                         20,000     58,499       0.1%
    Raffles Medical Group, Ltd.               25,221     76,729       0.1%
    Sheng Siong Group, Ltd.                   45,000     28,523       0.0%
    Super Group, Ltd.                         43,400     48,758       0.1%
    Swissco Holdings, Ltd.                    37,000     13,759       0.0%
*   Vard Holdings, Ltd.                        8,700      4,193       0.0%
    Venture Corp., Ltd.                       13,800     88,011       0.1%
                                                     ----------       ---
TOTAL SINGAPORE                                         645,309       0.8%
                                                     ----------       ---
SPAIN -- (2.4%)
    Atresmedia Corp de Medios de
      Comunicacion SA                          5,562     89,838       0.1%
    Bolsas y Mercados Espanoles SHMSF SA       9,626    430,637       0.5%
    Cie Automotive SA                          6,425     97,638       0.1%
    Distribuidora Internacional de
      Alimentacion SA                         54,626    437,493       0.5%
    Duro Felguera SA                           2,692     10,848       0.0%
    Elecnor SA                                    71        772       0.0%
*   Fomento de Construcciones y Contratas SA  15,798    202,618       0.2%
*   Jazztel P.L.C.                            21,422    309,298       0.4%
    Prosegur Cia de Seguridad SA              31,368    180,822       0.2%
    Tecnicas Reunidas SA                       3,557    165,449       0.2%
    Vidrala SA                                    96      4,461       0.0%
    Viscofan SA                                5,262    334,450       0.4%
*   Zeltia SA                                 25,471    117,806       0.2%
                                                     ----------       ---
TOTAL SPAIN                                           2,382,130       2.8%
                                                     ----------       ---
SWEDEN -- (2.2%)
    AddTech AB Class B                         7,817    102,796       0.1%
    Avanza Bank Holding AB                       435     18,739       0.0%
    Axfood AB                                  7,944    125,496       0.2%
    BioGaia AB Class B                         1,635     44,792       0.1%
    Clas Ohlson AB Class B                     4,060     69,717       0.1%
    Concentric AB                              4,270     60,420       0.1%
    Haldex AB                                  4,589     68,575       0.1%
#   Indutrade AB                               3,316    161,993       0.2%
    Intrum Justitia AB                         9,133    287,618       0.3%
#   JM AB                                      8,640    257,057       0.3%
    Loomis AB Class B                          5,560    178,195       0.2%
    Net Entertainment NE AB                    2,904    109,796       0.1%
#   Nobia AB                                  13,178    142,655       0.2%
#   Oriflame Cosmetics SA                      5,265     90,917       0.1%
    Sectra AB Class B                          1,684     24,178       0.0%
    Securitas AB Class B                       5,417     81,009       0.1%
#   Sweco AB Class B                           6,537     86,054       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
SWEDEN -- (Continued)
    Unibet Group P.L.C.                       3,314 $   194,279       0.2%
                                                    -----------       ---
TOTAL SWEDEN                                          2,104,286       2.5%
                                                    -----------       ---
SWITZERLAND -- (4.2%)
    ams AG                                    8,538     464,188       0.5%
    APG SGA SA                                  186      76,791       0.1%
    Ascom Holding AG                          4,262      75,882       0.1%
    Autoneum Holding AG                         303      66,910       0.1%
    Belimo Holding AG                            48     116,467       0.1%
    Bossard Holding AG Class A                  829      98,924       0.1%
#   Bucher Industries AG                        708     177,954       0.2%
    Burckhardt Compression Holding AG           294     128,016       0.2%
    Burkhalter Holding AG                       471      57,516       0.1%
    Calida Holding AG                           289      11,473       0.0%
    Coltene Holding AG                          294      26,000       0.0%
    DKSH Holding AG                             403      31,715       0.0%
    Feintool International Holding AG           214      21,543       0.0%
    Flughafen Zuerich AG                        447     348,118       0.4%
    Forbo Holding AG                            175     211,945       0.3%
#   Galenica AG                                  99      92,436       0.1%
    Gategroup Holding AG                      3,103     108,505       0.1%
    Georg Fischer AG                            538     380,530       0.5%
    Implenia AG                                 793      54,298       0.1%
    Inficon Holding AG                          196      74,505       0.1%
    Interroll Holding AG                         79      52,524       0.1%
    Kaba Holding AG Class B                     355     233,152       0.3%
    Kardex AG                                   822      49,242       0.1%
    Kuoni Reisen Holding AG                      80      26,878       0.0%
    LEM Holding SA                               97      85,946       0.1%
*   Mobilezone Holding AG                     1,731      27,188       0.0%
    OC Oerlikon Corp. AG                      8,533     111,625       0.1%
    Panalpina Welttransport Holding AG        1,485     207,085       0.2%
    Rieter Holding AG                           397      65,395       0.1%
    Schaffner Holding AG                         87      23,021       0.0%
    Straumann Holding AG                      1,298     367,250       0.4%
    Temenos Group AG                          7,137     259,359       0.3%
                                                    -----------       ---
TOTAL SWITZERLAND                                     4,132,381       4.8%
                                                    -----------       ---
UNITED KINGDOM -- (20.0%)
    4imprint Group P.L.C.                     1,211      20,308       0.0%
    888 Holdings P.L.C.                       6,869      16,866       0.0%
    A.G.BARR P.L.C.                           1,728      16,564       0.0%
    Alent P.L.C.                             22,723     126,190       0.1%
    Amec Foster Wheeler P.L.C.               31,502     441,065       0.5%
    Ashtead Group P.L.C.                     16,998     291,474       0.3%
    Aveva Group P.L.C.                        5,965     154,351       0.2%
    Avon Rubber P.L.C.                        1,825      21,682       0.0%
    Berendsen P.L.C.                         19,793     314,660       0.4%
    Betfair Group P.L.C.                      8,515     303,438       0.4%
    Brewin Dolphin Holdings P.L.C.           33,088     171,837       0.2%
    British Polythene Industries P.L.C.       2,094      22,285       0.0%
    Britvic P.L.C.                           29,959     332,712       0.4%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Cable & Wireless Communications P.L.C.     314,714 $324,417       0.4%
    Costain Group P.L.C.                         6,913   33,868       0.0%
    Croda International P.L.C.                  11,494  498,802       0.6%
    Daily Mail & General Trust P.L.C.           33,822  464,936       0.5%
    Dechra Pharmaceuticals P.L.C.                6,151   96,676       0.1%
    Devro P.L.C.                                22,524  100,862       0.1%
    Dignity P.L.C.                               6,156  192,010       0.2%
    Diploma P.L.C.                              14,294  175,332       0.2%
    Domino Printing Sciences P.L.C.             12,526  175,737       0.2%
    Domino's Pizza Group P.L.C.                 21,204  256,532       0.3%
    DS Smith P.L.C.                             57,324  306,509       0.4%
    Dunelm Group P.L.C.                         10,593  145,835       0.2%
    Electrocomponents P.L.C.                    46,194  170,672       0.2%
    Essentra P.L.C.                             30,973  454,662       0.5%
    Euromoney Institutional Investor P.L.C.      4,727   82,833       0.1%
    Fidessa Group P.L.C.                         4,830  164,881       0.2%
    Go-Ahead Group P.L.C.                        5,772  217,945       0.3%
    Greencore Group P.L.C.                      50,322  273,076       0.3%
    Greggs P.L.C.                               12,442  226,117       0.3%
    Halma P.L.C.                                46,577  507,264       0.6%
    Hays P.L.C.                                166,211  390,655       0.5%
    Hikma Pharmaceuticals P.L.C.                12,543  392,247       0.5%
    Hilton Food Group P.L.C.                       327    2,166       0.0%
    Homeserve P.L.C.                            26,561  155,212       0.2%
    Howden Joinery Group P.L.C.                 81,812  582,404       0.7%
    ICAP P.L.C.                                 60,527  514,584       0.6%
    IG Group Holdings P.L.C.                    43,304  488,259       0.6%
    IMI P.L.C.                                  26,588  509,495       0.6%
    Inmarsat P.L.C.                             33,890  521,857       0.6%
    ITE Group P.L.C.                            22,499   64,891       0.1%
    James Fisher & Sons P.L.C.                   3,628   64,152       0.1%
    Jardine Lloyd Thompson Group P.L.C.         15,196  247,473       0.3%
    JD Sports Fashion P.L.C.                     5,244   46,120       0.1%
    JD Wetherspoon P.L.C.                       10,600  123,501       0.1%
    John Menzies P.L.C.                          3,685   22,062       0.0%
    Jupiter Fund Management P.L.C.              38,854  255,824       0.3%
    Kcom Group P.L.C.                           60,026   84,388       0.1%
    Kier Group P.L.C.                            4,998  123,982       0.1%
    Ladbrokes P.L.C.                            92,986  145,527       0.2%
    LSL Property Services P.L.C.                 5,277   29,152       0.0%
    Michael Page International P.L.C.           35,512  289,312       0.3%
    Micro Focus International P.L.C.             2,671   51,402       0.1%
    Mitie Group P.L.C.                           8,306   36,435       0.0%
    Moneysupermarket.com Group P.L.C.           52,652  225,616       0.3%
    Morgan Advanced Materials P.L.C.            41,824  214,819       0.2%
*   Mothercare P.L.C.                           16,671   56,792       0.1%
    NCC Group P.L.C.                             9,035   28,776       0.0%
    Oxford Instruments P.L.C.                    5,462   77,758       0.1%
    Pace P.L.C.                                 35,443  224,715       0.3%
    PayPoint P.L.C.                              6,805   88,746       0.1%
    Photo-Me International P.L.C.               11,100   23,732       0.0%
    Premier Farnell P.L.C.                      48,145  140,482       0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    QinetiQ Group P.L.C.                    71,733 $    222,013        0.3%
    Regus P.L.C.                            77,100      294,469        0.3%
    Renishaw P.L.C.                          2,750      105,466        0.1%
    Restaurant Group P.L.C. (The)           22,939      238,393        0.3%
    Ricardo P.L.C.                           6,234       80,837        0.1%
    Rightmove P.L.C.                        10,875      526,452        0.6%
    Rotork P.L.C.                           10,528      379,907        0.4%
    RPC Group P.L.C.                        29,301      269,289        0.3%
    Senior P.L.C.                           47,140      226,358        0.3%
*   Skyepharma P.L.C.                        7,750       35,733        0.0%
    Spirax-Sarco Engineering P.L.C.          9,277      480,209        0.6%
    Stagecoach Group P.L.C.                 51,434      285,861        0.3%
    Sthree P.L.C.                            7,824       44,772        0.1%
    Synthomer P.L.C.                        33,453      163,764        0.2%
    TalkTalk Telecom Group P.L.C.           62,051      346,884        0.4%
    Ted Baker P.L.C.                         3,621      158,152        0.2%
    Telecity Group P.L.C.                   24,708      335,150        0.4%
*   Thomas Cook Group P.L.C.               175,693      385,363        0.4%
    Topps Tiles P.L.C.                      17,582       31,219        0.0%
    UBM P.L.C.                              52,703      454,962        0.5%
    Ultra Electronics Holdings P.L.C.        8,746      232,583        0.3%
    Victrex P.L.C.                           8,459      256,025        0.3%
    WH Smith P.L.C.                         13,431      294,677        0.3%
    WS Atkins P.L.C.                        12,245      251,245        0.3%
    XP Power, Ltd.                             418        9,664        0.0%
                                                   ------------      -----
TOTAL UNITED KINGDOM                                 19,434,381       22.6%
                                                   ------------      -----
TOTAL COMMON STOCKS                                  85,125,805       99.2%
                                                   ------------      -----
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Sartorius AG                               100       16,579        0.0%
    Villeroy & Boch AG                       1,484       21,922        0.1%
                                                   ------------      -----
TOTAL GERMANY                                            38,501        0.1%
                                                   ------------      -----
TOTAL PREFERRED STOCKS                                   38,501        0.1%
                                                   ------------      -----

                                                     VALUE+
                                                   ------------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@ DFA Short Term Investment Fund      1,049,511   12,142,841       14.1%
                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $89,374,000)   $ 97,307,147      113.4%
                                                   ============      =====

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3    TOTAL
                                 -----------   ----------- ------- -----------
  Common Stocks
     Australia                   $   186,512   $ 5,160,765   --    $ 5,347,277
     Austria                              --       758,625   --        758,625
     Belgium                              --       972,373   --        972,373
     Canada                        6,561,370       249,714   --      6,811,084
     China                                --        31,045   --         31,045
     Denmark                              --     1,409,404   --      1,409,404
     Finland                              --     2,351,460   --      2,351,460
     France                               --     4,085,492   --      4,085,492
     Germany                              --     4,285,627   --      4,285,627
     Hong Kong                            --     3,022,601   --      3,022,601
     Ireland                              --       659,378   --        659,378
     Israel                               --       650,492   --        650,492
     Italy                                --     2,899,769   --      2,899,769
     Japan                            38,104    19,234,835   --     19,272,939
     Netherlands                          --     1,432,085   --      1,432,085
     New Zealand                          --       997,999   --        997,999
     Norway                               --       979,005   --        979,005
     Portugal                             --       460,663   --        460,663
     Singapore                         7,510       637,799   --        645,309
     Spain                                --     2,382,130   --      2,382,130
     Sweden                               --     2,104,286   --      2,104,286
     Switzerland                          --     4,132,381   --      4,132,381
     United Kingdom                       --    19,434,381   --     19,434,381
  Preferred Stocks
     Germany                              --        38,501   --         38,501
  Securities Lending Collateral           --    12,142,841   --     12,142,841
                                 -----------   -----------   --    -----------
  TOTAL                          $6,793,496    $90,513,651   --    $97,307,147
                                 ===========   ===========   ==    ===========

(b) Not applicable.

ITEM 7.DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     ----------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: July 8, 2015

By:  /s/ David R. Martin
     -----------------------
     David R. Martin
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: July 8, 2015